UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
NZD	New Zealand Dollars
USD	United States Dollar
NOK	Norwegian Krone

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
(r)	The adjustable rate shown is effective as of April 30, 2022.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$876.20	0.15%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$902.30	0.13%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$971.00	0.21%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$964.10	0.41%	$2.00
Class R2 Shares	$1,000.00	$963.40	0.56%	$2.73
Institutional Class Shares	$1,000.00	$964.90	0.31%	$1.51
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.76	0.41%	$2.06
Class R2 Shares	$1,000.00	$1,022.02	0.56%	$2.81
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$971.50	0.36%	$1.76
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$912.70	0.14%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$916.50	0.18%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$929.40	0.28%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$893.60	0.30%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$903.20	0.42%	$1.98
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$945.10	0.22%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$985.20	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	0.9%
Communications	1.7%
Consumer, Cyclical	6.4%
Consumer, Non-cyclical	5.4%
Energy	3.5%
Financial	38.3%
Foreign Government	22.8%
Industrial	1.7%
Supranational	5.9%
Technology	2.4%
U.S. Government	10.6%
Utilities	0.4%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	9.0%
Consumer Discretionary	10.5%
Consumer Staples	7.3%
Energy	5.2%
Financials	11.8%
Health Care	14.0%
Industrials	10.5%
Information Technology	24.9%
Materials	4.3%
Real Estate	0.2%
Utilities	2.3%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.2%
Consumer Discretionary	11.3%
Consumer Staples	6.9%
Energy	5.3%
Financials	13.6%
Health Care	12.5%
Industrials	12.0%
Information Technology	23.4%
Materials	4.8%
Real Estate	0.3%
Utilities	2.7%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	12.9%
Consumer Staples	4.1%
Energy	5.1%
Financials	20.4%
Health Care	12.1%
Industrials	20.1%
Information Technology	12.7%
Materials	6.3%
Real Estate	0.6%
Utilities	3.2%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.7%
Consumer Discretionary	12.2%
Consumer Staples	5.3%
Energy	9.9%
Financials	26.4%
Health Care	4.9%
Industrials	18.3%
Information Technology	8.9%
Materials	9.9%
Real Estate	1.0%
Utilities	0.5%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.5%
Consumer Discretionary	11.2%
Consumer Staples	6.8%
Energy	5.0%
Financials	14.3%
Health Care	12.2%
Industrials	13.6%
Information Technology	23.0%
Materials	5.1%
Real Estate	0.4%
Utilities	1.9%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	11.9%
Consumer Staples	5.3%
Energy	7.7%
Financials	22.0%
Health Care	11.1%
Industrials	17.9%
Information Technology	11.9%
Materials	5.9%
Real Estate	1.1%
Utilities	2.3%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.4%
Consumer Discretionary	13.1%
Consumer Staples	4.8%
Energy	11.3%
Financials	27.3%
Health Care	4.3%
Industrials	20.6%
Information Technology	7.2%
Materials	7.8%
Real Estate	0.8%
Utilities	0.4%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.2%
Consumer Discretionary	10.7%
Consumer Staples	5.3%
Energy	9.1%
Financials	21.6%
Health Care	10.6%
Industrials	16.4%
Information Technology	10.8%
Materials	7.5%
Real Estate	0.6%
Utilities	1.2%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	3.2%
Consumer Discretionary	16.5%
Consumer Staples	13.2%
Energy	1.2%
Financials	4.7%
Health Care	12.2%
Industrials	12.9%
Information Technology	33.0%
Materials	3 0%
Utilities	0.1%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (84.4%)
AUSTRALIA — (1.9%)
Glencore Funding LLC
Ω 4.125%, 05/30/23		1,000	$1,006,420
4.125%, 05/30/23		500	503,210
Ω 4.625%, 04/29/24		1,150	1,163,650
Western Australian Treasury Corp.
2.500%, 07/23/24	AUD	5,000	3,513,093

TOTAL AUSTRALIA			6,186,373

CANADA — (21.2%)
Bank of Nova Scotia
# 0.700%, 04/15/24		3,000	2,851,905
Canadian Government Bond
0.250%, 04/01/24	CAD	6,000	4,464,235
Canadian Natural Resources Ltd.
3.900%, 02/01/25		2,450	2,452,980
National Bank of Canada
2.100%, 02/01/23		3,500	3,484,125
Province of Alberta Canada
3.350%, 11/01/23		3,000	3,027,810
3.100%, 06/01/24	CAD	6,000	4,688,748
Province of Manitoba Canada
3.300%, 06/02/24	CAD	8,000	6,275,702
Province of Ontario Canada
3.500%, 06/02/24	CAD	13,000	10,240,112
Province of Quebec Canada
2.250%, 02/22/24	CAD	13,500	10,412,019
PSP Capital, Inc.
2.090%, 11/22/23	CAD	2,500	1,926,634
Royal Bank of Canada
2.949%, 05/01/23	CAD	2,750	2,138,199
2.333%, 12/05/23	CAD	7,000	5,372,234
Suncor Energy, Inc.
# 2.800%, 05/15/23		2,000	1,993,468
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	14,500	11,120,523

TOTAL CANADA			70,448,694

FRANCE — (6.4%)
BNP Paribas SA
Ω 2.950%, 05/23/22		500	500,447
Ω 3.375%, 01/09/25		1,900	1,866,242
BPCE SA
#Ω 2.375%, 01/14/25		2,265	2,165,378

	Face Amount^	Value†
	(000)
FRANCE — (Continued)
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	11,000	$11,115,390
Credit Agricole SA
Ω 3.875%, 04/15/24	3,300	3,320,420
Societe Generale SA
Ω 3.875%, 03/28/24	500	498,165
#Ω 2.625%, 10/16/24	2,000	1,935,898

TOTAL FRANCE		21,401,940

GERMANY — (3.9%)
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24	2,500	2,472,294
BMW U.S. Capital LLC
#Ω 0.750%, 08/12/24	458	433,609
Daimler Finance North America LLC
Ω 2.550%, 08/15/22	1,750	1,752,598
#Ω 3.250%, 08/01/24	1,750	1,742,147
Daimler Trucks Finance North America LLC
Ω 3.500%, 04/07/25	1,871	1,851,078
Deutsche Bank AG
3.950%, 02/27/23	2,350	2,363,717
EMD Finance LLC
Ω 3.250%, 03/19/25	2,286	2,264,064

TOTAL GERMANY		12,879,507

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24	2,300	2,212,377

ITALY — (1.2%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24	1,702	1,667,272
Republic of Italy Government International Bond
2.375%, 10/17/24	2,500	2,435,250

TOTAL ITALY		4,102,522

JAPAN — (6.2%)
Aircastle Ltd.
4.125%, 05/01/24	2,600	2,586,375
American Honda Finance Corp.
0.550%, 07/12/24	1,000	944,207

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	JAPAN — (Continued)
#	2.150%,09/10/24		2,250	$2,196,194
Mitsubishi UFJ Financial Group, Inc.
#	2.665%,07/25/22		1,000	1,002,211
	3.455%,03/02/23		1,000	1,006,646
	Mizuho Financial Group, Inc.
	2.601%,09/11/22		3,000	3,007,015
Nissan Motor Acceptance Co. LLC
Ω	2.600%,09/28/22		320	319,585
#Ω	3.450%,03/15/23		2,350	2,347,225
	Nomura Holdings, Inc.
	2.648%,01/16/25		2,500	2,420,944
Sumitomo Mitsui Financial Group, Inc.
	3.102%,01/17/23		500	501,948
	3.748%,07/19/23		2,000	2,018,188
	2.696%,07/16/24		1,100	1,078,058
	Toyota Motor Credit Corp.
	0.750%,07/21/22	EUR	210	221,938
#	0.625%,09/13/24		1,000	943,262

	TOTAL JAPAN			20,593,796

	NETHERLANDS — (3.2%)
	BNG Bank NV
	5.250%,05/20/24	AUD	10,000	7,377,844
	Cooperatieve Rabobank UA
Ω	2.625%,07/22/24		3,500	3,428,937

	TOTAL NETHERLANDS			10,806,781

	NEW ZEALAND — (3.4%)
New Zealand Government Bond
	0.500%,05/15/24	NZD	18,600	11,349,270

	NORWAY — (1.2%)
	Kommunalbanken AS
	5.250%,07/15/24	AUD	5,300	3,916,619

	SPAIN — (1.1%)
	Banco Santander SA
#	2.706%,06/27/24		1,200	1,176,740
	Santander Holdings USA, Inc.
	3.400%,01/18/23		1,500	1,504,135
#	3.500%,06/07/24		1,000	993,842

	TOTAL SPAIN			3,674,717

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.6%)
	Inter-American Development Bank
	3.000%,02/21/24		7,000	7,034,401

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	2.500%, 01/24/24	NZD	16,000	$10,094,624
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,365,818

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				18,494,843

SWEDEN — (0.5%)
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23		1,585	1,532,077

SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		3,750	3,534,889

UNITED KINGDOM — (3.2%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	986,101
BP Capital Markets PLC
#	3.535%, 11/04/24		1,000	1,002,958
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,076,978
HSBC Holdings PLC
#	3.600%, 05/25/23		2,450	2,468,236
HSBC USA, Inc.
	3.500%, 06/23/24		1,100	1,100,341
NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,000	1,979,050
Ω	0.800%, 08/12/24		1,650	1,544,269
Reckitt Benckiser Treasury Services PLC
#Ω	2.750%, 06/26/24		658	649,148

TOTAL UNITED KINGDOM				10,807,081

UNITED STATES — (23.6%)
Aetna, Inc.
	2.750%, 11/15/22		221	221,360
Air Lease Corp.
	2.250%, 01/15/23		1,610	1,604,058
Allstate Corp.
#	3.150%, 06/15/23		852	855,114
Ally Financial, Inc.
	3.875%, 05/21/24		484	485,665
Anthem, Inc.
	2.375%, 01/15/25		800	774,648
Aon Corp.
#	2.200%, 11/15/22		3,000	2,994,889

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ares Capital Corp.
4.200%, 06/10/24	2,500	$2,501,573
Booking Holdings, Inc.
2.750%, 03/15/23	2,000	2,007,929
Brixmor Operating
Partnership LP
3.850%, 02/01/25	1,800	1,796,498
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	200	200,621
Capital One Financial Corp.
3.200%, 01/30/23	2,000	2,012,414
3.200%, 02/05/25	600	589,678
Cardinal Health, Inc.
# 3.079%, 06/15/24	2,750	2,724,896
Cigna Corp.
# 3.750%, 07/15/23	1,082	1,091,226
eBay, Inc.
2.750%, 01/30/23	2,400	2,402,612
Fidelity National Information Services, Inc.
0.600%, 03/01/24	2,500	2,371,565
General Motors Financial Co., Inc.
3.550%, 07/08/22	837	840,032
Global Payments, Inc.
3.750%, 06/01/23	1,000	1,004,701
4.000%, 06/01/23	1,500	1,511,856
Goldman Sachs Group, Inc.
# 3.200%, 02/23/23	1,500	1,505,281
Goldman Sachs Group, Inc. (The)
# 3.625%, 01/22/23	2,000	2,014,990
Intercontinental Exchange, Inc.
0.700%, 06/15/23	3,500	3,422,335
International Business Machines Corp.
3.000%, 05/15/24	2,700	2,687,038
JPMorgan Chase & Co.
3.625%, 05/13/24	474	477,913
Kinder Morgan Energy Partners LP
3.950%, 09/01/22	707	707,534
Morgan Stanley
3.125%, 01/23/23	3,100	3,112,199
MPLX LP
4.875%, 12/01/24	1,250	1,273,945
Mylan, Inc.
Ω 3.125%, 01/15/23	2,650	2,650,393
NextEra Energy Capital Holdings, Inc.
# 0.650%, 03/01/23	1,279	1,258,416

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	$2,514,009
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	1,005,001
	Oracle Corp.
	3.400%, 07/08/24	2,500	2,492,477
	Penske Truck Leasing Co. LP / PTL Finance Corp.
#Ω	2.700%, 11/01/24	778	756,460
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	582,044
	PNC Financial Services Group, Inc.
#	2.200%, 11/01/24	248	242,518
	Ryder System, Inc.
	2.875%, 06/01/22	1,984	1,986,506
	Schlumberger Holdings Corp.
#Ω	3.750%, 05/01/24	400	402,429
	Simon Property Group LP
#	2.000%, 09/13/24	3,650	3,537,763
	Southwest Airlines Co.
	4.750%, 05/04/23	3,000	3,052,315
	Stellantis NV
	5.250%, 04/15/23	1,000	1,016,890
	Sysco Corp.
#	2.600%, 06/12/22	500	499,926
	Truist Bank
	1.500%, 03/10/25	1,000	948,446
	Ventas Realty LP
	3.500%, 02/01/25	400	395,961
	Vornado Realty LP
#	3.500%, 01/15/25	2,565	2,535,787
	Walgreens Boots Alliance, Inc.
#	3.800%, 11/18/24	2,500	2,513,924
	Waste Management, Inc.
	2.400%, 05/15/23	900	896,286
	Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,989,100
	Williams Cos., Inc. (The)
	3.700%, 01/15/23	3,000	3,013,512

	TOTAL UNITED STATES		78,482,733

	TOTAL BONDS		280,424,219

U.S. TREASURY OBLIGATIONS — (10.0%)
	U.S. Treasury Notes
	2.125%, 03/31/24	11,000	10,882,266
	0.375%, 04/15/24	22,000	21,025,468

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.250%, 05/15/24	1,500	$1,426,465

TOTAL U.S. TREASURY OBLIGATIONS		33,334,199

TOTAL INVESTMENT SECURITIES (Cost $330,040,618)		313,758,418

	Shares	Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	1,609,302	$18,614,792

TOTAL INVESTMENTS — (100.0%) (Cost $348,655,974)		$332,373,210

As of April 30, 2022, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	515,125	NZD	742,104	HSBC Bank	05/02/22	$36,023
USD	22,598,255	NZD	32,862,484	State Street Bank and Trust	05/03/22	1,382,239
USD	318,488	NZD	492,782	Bank of America Corp.	06/03/22	333
USD	21,225,320	NZD	32,862,484	UBS AG	06/03/22	8,318
USD	235,184	EUR	211,994	State Street Bank and Trust	06/30/22	10,915
USD	17,612,568	AUD	23,399,865	State Street Bank and Trust	07/01/22	1,061,865
USD	62,922,091	CAD	79,282,716	HSBC Bank	07/08/22	1,220,000

Total Appreciation						$3,719,693
NZD	742,104	USD	479,703	Bank of America Corp.	05/02/22	$(601)
NZD	32,862,484	USD	21,228,409	UBS AG	05/03/22	(12,393)
AUD	236,077	USD	167,768	Citibank, N.A.	07/01/22	(791)
CAD	5,875,076	USD	4,578,160	Bank of America Corp.	07/08/22	(5,859)

Total (Depreciation)						$(19,644)

Total Appreciation (Depreciation)						$3,700,049

As of April 30, 2022, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,581	06/17/22	$348,310,446	$326,278,875	$(22,031,571)

Total Futures Contracts			$348,310,446	$326,278,875	$(22,031,571)

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$6,186,373	—	$6,186,373
Canada	—	70,448,694	—	70,448,694
France	—	21,401,940	—	21,401,940
Germany	—	12,879,507	—	12,879,507
Ireland	—	2,212,377	—	2,212,377
Italy	—	4,102,522	—	4,102,522
Japan	—	20,593,796	—	20,593,796
Netherlands	—	10,806,781	—	10,806,781
New Zealand	—	11,349,270	—	11,349,270
Norway	—	3,916,619	—	3,916,619
Spain	—	3,674,717	—	3,674,717
Supranational Organization Obligations	—	18,494,843	—	18,494,843
Sweden	—	1,532,077	—	1,532,077
Switzerland	—	3,534,889	—	3,534,889
United Kingdom	—	10,807,081	—	10,807,081
United States	—	78,482,733	—	78,482,733
U.S. Treasury Obligations	—	33,334,199	—	33,334,199
Securities Lending Collateral	—	18,614,792	—	18,614,792
Forward Currency Contracts**	—	3,700,049	—	3,700,049
Futures Contracts**	$(22,031,571)	—	—	(22,031,571)

TOTAL	$(22,031,571)	$336,073,259	—	$314,041,688

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (9.0%)
* Alphabet, Inc., Class A	13,686	$31,234,052	1.7%
* Alphabet, Inc., Class C	13,266	30,502,912	1.7%
Comcast Corp., Class A	212,251	8,439,100	0.5%
* Facebook, Inc., Class A	148,464	29,762,578	1.6%
Verizon Communications, Inc.	278,414	12,890,568	0.7%
* Walt Disney Co.	67,564	7,542,169	0.4%
Other Securities		46,430,732	2.4%

TOTAL COMMUNICATION SERVICES		166,802,111	9.0%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	17,002	42,260,681	2.3%
Home Depot, Inc.	38,363	11,524,245	0.6%
McDonald’s Corp.	27,606	6,878,311	0.4%
NIKE, Inc., Class B	52,629	6,562,836	0.4%
Target Corp.	28,541	6,525,900	0.4%
* Tesla, Inc.	26,005	22,644,114	1.2%
Other Securities		97,046,676	5.2%

TOTAL CONSUMER DISCRETIONARY		193,442,763	10.5%

CONSUMER STAPLES — (7.3%)
Coca-Cola Co.	197,203	12,741,286	0.7%
Costco Wholesale Corp.	22,343	11,880,220	0.6%
PepsiCo, Inc.	68,759	11,806,608	0.6%
Procter & Gamble Co.	124,570	19,999,713	1.1%
Walmart, Inc.	81,268	12,433,191	0.7%
Other Securities		65,355,344	3.6%

TOTAL CONSUMER STAPLES		134,216,362	7.3%

ENERGY — (5.1%)
Chevron Corp.	80,890	12,673,036	0.7%
Exxon Mobil Corp.	179,640	15,314,310	0.8%
Occidental Petroleum Corp.	117,269	6,460,349	0.4%
Other Securities		60,444,289	3.2%

TOTAL ENERGY		94,891,984	5.1%

FINANCIALS — (11.8%)
American Express Co.	37,397	6,533,630	0.4%
Bank of America Corp.	266,774	9,518,496	0.5%
* Berkshire Hathaway, Inc., Class B	68,126	21,993,117	1.2%
JPMorgan Chase & Co.	137,573	16,420,713	0.9%
Other Securities		163,591,078	8.8%

TOTAL FINANCIALS		218,057,034	11.8%

HEALTH CARE — (13.9%)
Abbott Laboratories	73,648	8,359,048	0.5%
AbbVie, Inc.	88,948	13,064,682	0.7%
Amgen, Inc.	27,504	6,413,658	0.3%
Bristol-Myers Squibb Co.	143,248	10,782,277	0.6%

13

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	25,874	$6,497,738	0.4%
Eli Lilly & Co.	40,436	11,812,569	0.6%
Johnson & Johnson	130,002	23,460,161	1.3%
Merck & Co., Inc.	125,339	11,116,316	0.6%
Pfizer, Inc.	275,375	13,512,651	0.7%
Thermo Fisher Scientific, Inc.	17,471	9,660,065	0.5%
UnitedHealth Group, Inc.	40,972	20,836,311	1.1%
Other Securities		122,629,679	6.6%

TOTAL HEALTH CARE		258,145,155	13.9%

INDUSTRIALS — (10.4%)
Union Pacific Corp.	39,963	9,362,931	0.5%
United Parcel Service, Inc., Class B	36,686	6,602,746	0.4%
Other Securities		177,509,336	9.6%

TOTAL INDUSTRIALS		193,475,013	10.5%

INFORMATION TECHNOLOGY — (24.8%)
Accenture PLC, Class A	37,811	11,356,912	0.6%
* Adobe, Inc.	17,791	7,044,346	0.4%
Apple, Inc.	603,478	95,138,149	5.1%
Broadcom, Inc.	22,385	12,410,020	0.7%
Cisco Systems, Inc.	224,036	10,973,283	0.6%
Intel Corp.	188,983	8,237,769	0.5%
International Business Machines Corp.	55,506	7,338,448	0.4%
Mastercard, Inc., Class A	43,849	15,933,850	0.9%
Microsoft Corp.	309,356	85,852,477	4.6%
NVIDIA Corp.	97,236	18,034,361	1.0%
QUALCOMM, Inc.	55,647	7,773,329	0.4%
Texas Instruments, Inc.	45,602	7,763,741	0.4%
# Visa, Inc., Class A	72,469	15,445,318	0.8%
Other Securities		156,438,149	8.4%

TOTAL INFORMATION TECHNOLOGY		459,740,152	24.8%

MATERIALS — (4.3%)
Other Securities		79,023,040	4.3%

REAL ESTATE — (0.2%)
Other Securities		4,035,762	0.2%

UTILITIES — (2.3%)
Other Securities		42,673,594	2.3%

TOTAL COMMON STOCKS (Cost $993,253,657)		1,844,502,970	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	4,691,700	4,691,700	0.2%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	472,500	$5,465,413	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,003,410,905)		$1,854,660,083	100.2%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,802,111	—	—	$166,802,111
Consumer Discretionary	193,442,763	—	—	193,442,763
Consumer Staples	134,216,362	—	—	134,216,362
Energy	94,891,984	—	—	94,891,984
Financials	218,057,034	—	—	218,057,034
Health Care	258,145,155	—	—	258,145,155
Industrials	193,475,013	—	—	193,475,013
Information Technology	459,740,152	—	—	459,740,152
Materials	79,023,040	—	—	79,023,040
Real Estate	4,035,762	—	—	4,035,762
Utilities	42,673,594	—	—	42,673,594
Temporary Cash Investments	4,691,700	—	—	4,691,700
Securities Lending Collateral	—	$5,465,413	—	5,465,413

TOTAL	$1,849,194,670	$5,465,413	—	$1,854,660,083

See accompanying Notes to Financial Statements.

15

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,839,872,976

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,839,872,976

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

16

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.6%)
	Nexstar Media Group, Inc., Class A	313,260	$49,626,649	0.4%
	Other Securities		269,648,007	2.3%

TOTAL COMMUNICATION SERVICES			319,274,656	2.7%

CONSUMER DISCRETIONARY — (11.6%)
*	AutoNation, Inc.	651,122	75,471,551	0.6%
	BorgWarner, Inc.	1,614,338	59,456,069	0.5%
#	Dick’s Sporting Goods, Inc.	440,319	42,455,558	0.4%
#	Dillard’s, Inc., Class A	199,991	60,759,266	0.5%
	Kohl’s Corp.	1,109,248	64,203,274	0.5%
	Lithia Motors, Inc.	164,120	46,467,296	0.4%
	Penske Automotive Group, Inc.	522,178	54,734,698	0.5%
	Toll Brothers, Inc.	1,120,873	51,974,881	0.4%
	Other Securities		975,928,422	8.3%

TOTAL CONSUMER DISCRETIONARY			1,431,451,015	12.1%

CONSUMER STAPLES — (5.0%)
	Bunge Ltd.	781,067	88,354,299	0.8%
	Ingredion, Inc.	565,002	48,087,320	0.4%
	Molson Coors Beverage Co., Class B	1,020,932	55,273,258	0.5%
	Other Securities		426,083,880	3.5%

TOTAL CONSUMER STAPLES			617,798,757	5.2%

ENERGY — (9.4%)
#*	CNX Resources Corp.	2,102,655	43,209,560	0.4%
#	EQT Corp.	1,164,395	46,284,701	0.4%
*	HF Sinclair Corp.	1,452,267	55,215,191	0.5%
	Marathon Oil Corp.	4,155,562	103,556,605	0.9%
	Matador Resources Co.	841,863	41,099,752	0.3%
#	Murphy Oil Corp.	1,324,500	50,436,960	0.4%
	PDC Energy, Inc.	844,689	58,908,611	0.5%
*	Range Resources Corp.	2,314,877	69,307,417	0.6%
	Other Securities		694,495,624	5.8%

TOTAL ENERGY			1,162,514,421	9.8%

FINANCIALS — (25.0%)
	Bank OZK	1,162,675	44,669,973	0.4%
	Everest Re Group Ltd.	150,430	41,324,625	0.4%
	First Horizon Corp.	3,817,193	85,428,779	0.7%
	Invesco Ltd.	3,566,791	65,557,619	0.6%
	Lincoln National Corp.	683,491	41,111,984	0.4%
	M&T Bank Corp.	461,278	76,867,366	0.7%
	Popular, Inc.	811,524	63,290,757	0.5%
	Unum Group	1,428,073	43,584,788	0.4%
#	Valley National Bancorp	3,404,855	40,790,163	0.4%
#	Voya Financial, Inc.	911,052	57,523,823	0.5%
	Zions Bancorp NA	1,147,132	64,824,429	0.6%

17

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$2,477,112,364	20.6%

TOTAL FINANCIALS		3,102,086,670	26.2%

HEALTH CARE — (4.7%)
* Acadia Healthcare Co., Inc.	731,391	49,646,821	0.4%
Other Securities		530,380,934	4.5%

TOTAL HEALTH CARE		580,027,755	4.9%

INDUSTRIALS — (17.2%)
AGCO Corp.	400,470	51,019,878	0.4%
AMERCO	96,508	51,678,104	0.4%
* Builders FirstSource, Inc.	683,763	42,099,288	0.4%
Knight-Swift Transportation Holdings, Inc.	1,216,656	58,265,656	0.5%
* WESCO International, Inc.	323,416	39,864,256	0.3%
Other Securities		1,894,434,395	16.0%

TOTAL INDUSTRIALS		2,137,361,577	18.0%

INFORMATION TECHNOLOGY — (8.4%)
Amkor Technology, Inc.	2,212,058	41,608,811	0.4%
* Arrow Electronics, Inc.	701,840	82,718,862	0.7%
Concentrix Corp.	309,665	48,766,044	0.4%
Other Securities		873,579,673	7.3%

TOTAL INFORMATION TECHNOLOGY		1,046,673,390	8.8%

MATERIALS — (9.3%)
Alcoa Corp.	1,140,009	77,292,610	0.7%
Commercial Metals Co.	998,733	40,948,053	0.4%
Huntsman Corp.	1,829,461	61,963,844	0.5%
Olin Corp.	1,023,815	58,766,981	0.5%
Reliance Steel & Aluminum Co.	529,742	105,021,352	0.9%
Steel Dynamics, Inc.	1,207,024	103,502,308	0.9%
Westlake Corp.	623,486	78,902,153	0.7%
Other Securities		631,832,668	5.2%

TOTAL MATERIALS		1,158,229,969	9.8%

REAL ESTATE — (0.9%)
* Jones Lang LaSalle, Inc.	229,654	50,232,219	0.4%
Other Securities		62,402,444	0.5%

TOTAL REAL ESTATE		112,634,663	0.9%

UTILITIES — (0.5%)
Vistra Corp.	1,668,770	41,752,625	0.4%
Other Securities		21,482,570	0.1%

TOTAL UTILITIES		63,235,195	0.5%

TOTAL COMMON STOCKS		11,731,288,068	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		484,564	0.0%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$588,774	0.0%

INDUSTRIALS — (0.1%)
Other Security		4,984,402	0.1%

TOTAL PREFERRED STOCKS		6,057,740	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,115,789,505)		11,737,345,808

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	123,904,550	123,904,550	1.1%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	46,491,213	537,763,858	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $8,777,444,434)		$12,399,014,216	104.6%

As of April 30, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	528	06/17/22	$113,510,196	$108,966,000	$(4,544,196)

Total Futures Contracts			$113,510,196	$108,966,000	$(4,544,196)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$319,193,746	—	$80,910	$319,274,656
Consumer Discretionary	1,431,427,352	—	23,663	1,431,451,015
Consumer Staples	617,788,211	$10,546	—	617,798,757
Energy	1,162,514,421	—	—	1,162,514,421
Financials	3,101,950,697	135,973	—	3,102,086,670
Health Care	574,061,909	—	5,965,846	580,027,755
Industrials	2,137,361,577	—	—	2,137,361,577
Information Technology.	1,046,673,390	—	—	1,046,673,390
Materials	1,158,229,969	—	—	1,158,229,969
Real Estate	112,634,663	—	—	112,634,663
Utilities	63,235,195	—	—	63,235,195
Preferred Stocks
Communication Services	484,564	—	—	484,564
Consumer Discretionary	588,774	—	—	588,774
Industrials	4,984,402	—	—	4,984,402
Temporary Cash Investments	123,904,550	—	—	123,904,550

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$537,763,858	—	$537,763,858
Futures Contracts**	$(4,544,196)	—	—	(4,544,196)

TOTAL	$11,850,489,224	$537,910,377	$6,070,419^	$12,394,470,020

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.3%)
	Other Securities		$332,839,054	2.4%

CONSUMER DISCRETIONARY — (12.3%)
#	Dillard’s, Inc., Class A	315,176	95,753,621	0.7%
*	Goodyear Tire & Rubber Co.	4,655,406	62,010,008	0.5%
#	Group 1 Automotive, Inc.	366,994	63,908,335	0.5%
	Penske Automotive Group, Inc.	931,568	97,646,958	0.7%
	PVH Corp.	789,165	57,435,429	0.4%
*	Taylor Morrison Home Corp.	2,837,880	74,324,077	0.5%
	Other Securities		1,342,257,692	9.6%

TOTAL CONSUMER DISCRETIONARY			1,793,336,120	12.9%

CONSUMER STAPLES — (4.5%)
*	Hostess Brands, Inc.	2,975,460	67,513,187	0.5%
	Seaboard Corp.	16,823	71,077,007	0.5%
	Other Securities		516,300,776	3.7%

TOTAL CONSUMER STAPLES			654,890,970	4.7%

ENERGY — (10.7%)
*	Antero Resources Corp.	3,656,737	128,717,142	0.9%
*	CNX Resources Corp.	4,881,877	100,322,572	0.7%
#	Helmerich & Payne, Inc.	1,573,210	72,414,856	0.5%
*	HF Sinclair Corp.	1,962,156	74,601,171	0.5%
#	Matador Resources Co.	1,385,059	67,618,580	0.5%
#	Murphy Oil Corp.	3,134,039	119,344,205	0.9%
#	PDC Energy, Inc.	1,703,473	118,800,207	0.9%
	Other Securities		875,314,654	6.3%

TOTAL ENERGY			1,557,133,387	11.2%

FINANCIALS — (25.8%)
	American Equity Investment Life Holding Co.	2,442,493	92,130,836	0.7%
	Associated Banc-Corp.	3,366,293	67,157,545	0.5%
#	Assured Guaranty Ltd.	1,089,073	60,062,376	0.4%
	Bank OZK	2,128,247	81,767,250	0.6%
	First BanCorp.	5,108,536	69,527,175	0.5%
	FNB Corp.	6,864,649	79,080,756	0.6%
	Hancock Whitney Corp.	1,362,991	63,747,089	0.5%
	Navient Corp.	3,685,858	58,568,284	0.4%
	Nelnet, Inc., Class A	765,019	62,785,109	0.5%
#	New York Community Bancorp, Inc.	7,340,140	67,822,894	0.5%
	Old National Bancorp.	5,716,574	86,663,262	0.6%
#	Popular, Inc.	1,347,670	105,104,783	0.8%
#	United Bankshares, Inc.	1,873,822	62,323,320	0.5%
	Unum Group	3,118,080	95,163,802	0.7%
	Valley National Bancorp.	6,775,747	81,173,449	0.6%
#	Washington Federal, Inc.	1,927,889	58,665,662	0.4%
	Webster Financial Corp.	1,193,559	59,666,014	0.4%
	Wintrust Financial Corp.	650,198	56,775,289	0.4%

21

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$2,440,125,311	17.4%

TOTAL FINANCIALS		3,748,310,206	27.0%

HEALTH CARE — (4.0%)
* Acadia Healthcare Co., Inc.	1,797,648	122,024,346	0.9%
#* Allscripts Healthcare Solutions, Inc.	2,774,616	57,323,567	0.4%
* Prestige Consumer Healthcare, Inc.	1,027,701	56,174,137	0.4%
Other Securities		353,864,244	2.6%

TOTAL HEALTH CARE		589,386,294	4.3%

INDUSTRIALS — (19.4%)
# ABM Industries, Inc.	1,324,312	63,924,540	0.5%
# Air Lease Corp.	2,139,027	86,160,008	0.6%
#* Beacon Roofing Supply, Inc.	1,338,710	79,827,277	0.6%
# GATX Corp.	785,940	81,258,337	0.6%
Triton International Ltd.	1,470,305	89,820,932	0.7%
* WESCO International, Inc.	828,286	102,094,532	0.7%
Other Securities		2,325,102,827	16.7%

TOTAL INDUSTRIALS		2,828,188,453	20.4%

INFORMATION TECHNOLOGY — (6.8%)
# Amkor Technology, Inc.	5,369,322	100,996,947	0.7%
Avnet, Inc.	1,508,535	65,862,638	0.5%
#* Insight Enterprises, Inc.	634,944	63,094,385	0.5%
* Sanmina Corp.	1,480,147	60,523,211	0.4%
Other Securities		693,061,327	5.0%

TOTAL INFORMATION TECHNOLOGY		983,538,508	7.1%

MATERIALS — (7.4%)
Commercial Metals Co.	2,548,479	104,487,639	0.8%
Element Solutions, Inc.	5,428,753	111,940,887	0.8%
U.S. Steel Corp.	1,946,664	59,353,785	0.4%
Other Securities		795,976,489	5.7%

TOTAL MATERIALS		1,071,758,800	7.7%

REAL ESTATE — (0.8%)
Other Securities		110,670,570	0.8%

UTILITIES — (0.4%)
Other Securities		59,264,036	0.4%

TOTAL COMMON STOCKS		13,729,316,398	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		368,262	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		6,542,029	0.0%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$9,027,368	0.1%

TOTAL PREFERRED STOCKS		15,937,659	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,326,706,830)		13,745,254,057

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	131,284,411	131,284,411	0.9%

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	58,256,707	673,855,325	4.9%

TOTAL INVESTMENTS—(100.0%) (Cost $10,131,797,241)		$14,550,393,793	104.8%

As of April 30, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	609	06/17/22	$136,416,996	$125,682,375	$(10,734,621)

Total Futures Contracts			$136,416,996	$125,682,375	$(10,734,621)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$332,769,260	—	$69,794	$332,839,054
Consumer Discretionary	1,792,723,878	$591,846	20,396	1,793,336,120
Consumer Staples	653,550,654	1,340,316	—	654,890,970
Energy	1,557,133,387	—	—	1,557,133,387
Financials	3,747,155,206	1,155,000	—	3,748,310,206
Health Care	585,179,903	—	4,206,391	589,386,294
Industrials	2,828,188,453	—	—	2,828,188,453
Information Technology	983,538,508	—	—	983,538,508
Materials.	1,070,418,920	1,339,880	—	1,071,758,800
Real Estate	110,670,570	—	—	110,670,570
Utilities	59,264,036	—	—	59,264,036
Preferred Stocks
Communication Services	368,262	—	—	368,262
Consumer Discretionary	6,542,029	—	—	6,542,029
Industrials	9,027,368	—	—	9,027,368
Temporary Cash Investments	131,284,411	—	—	131,284,411

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$673,855,325	—	$673,855,325
Futures Contracts**	$(10,734,621)	—	—	(10,734,621)

TOTAL	$13,857,080,224	$678,282,367	$4,296,581^	$14,539,659,172

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (7.0%)
* Alphabet, Inc., Class A	160,600	$366,519,714	1.2%
* Alphabet, Inc., Class C	144,137	331,418,528	1.1%
AT&T, Inc.	5,637,292	106,319,327	0.4%
Comcast Corp., Class A	3,386,644	134,652,965	0.5%
* Facebook, Inc., Class A	1,443,076	289,293,446	1.0%
Verizon Communications, Inc.	3,928,608	181,894,550	0.6%
Other Securities		694,366,523	2.3%

TOTAL COMMUNICATION SERVICES		2,104,465,053	7.1%

CONSUMER DISCRETIONARY — (11.0%)
* Amazon.com, Inc.	245,859	611,114,506	2.1%
Home Depot, Inc.	578,985	173,927,094	0.6%
McDonald’s Corp.	398,179	99,210,280	0.4%
NIKE, Inc., Class B	800,025	99,763,117	0.4%
* Tesla, Inc.	209,330	182,276,191	0.6%
Other Securities		2,159,184,804	7.1%

TOTAL CONSUMER DISCRETIONARY		3,325,475,992	11.2%

CONSUMER STAPLES — (6.7%)
Coca-Cola Co.	2,614,699	168,935,702	0.6%
Costco Wholesale Corp.	266,821	141,874,062	0.5%
PepsiCo, Inc.	1,155,131	198,347,544	0.7%
Procter & Gamble Co.	1,579,025	253,512,464	0.9%
Walmart, Inc.	985,735	150,807,598	0.5%
Other Securities		1,110,865,583	3.6%

TOTAL CONSUMER STAPLES		2,024,342,953	6.8%

ENERGY — (5.1%)
Chevron Corp.	1,292,636	202,517,282	0.7%
ConocoPhillips	1,164,407	111,224,157	0.4%
Exxon Mobil Corp.	2,846,089	242,629,087	0.8%
Other Securities		987,766,231	3.3%

TOTAL ENERGY		1,544,136,757	5.2%

FINANCIALS — (13.3%)
Bank of America Corp.	3,912,477	139,597,179	0.5%
* Berkshire Hathaway, Inc., Class B	954,456	308,127,030	1.1%
JPMorgan Chase & Co.	2,201,688	262,793,480	0.9%
Wells Fargo & Co.	2,169,645	94,661,611	0.3%
Other Securities		3,194,713,910	10.7%

TOTAL FINANCIALS		3,999,893,210	13.5%

HEALTH CARE — (12.1%)
Abbott Laboratories	827,295	93,897,982	0.3%
AbbVie, Inc.	1,217,399	178,811,565	0.6%
Amgen, Inc.	395,045	92,120,544	0.3%
Bristol-Myers Squibb Co.	1,399,024	105,304,536	0.4%
CVS Health Corp.	1,042,089	100,176,016	0.4%

25

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly & Co.	520,601	$152,083,170	0.5%
Johnson & Johnson	1,786,700	322,427,882	1.1%
Merck & Co., Inc.	1,532,708	135,935,873	0.5%
Pfizer, Inc.	3,028,207	148,594,117	0.5%
Thermo Fisher Scientific, Inc.	186,998	103,394,934	0.4%
UnitedHealth Group, Inc.	557,641	283,588,331	1.0%
Other Securities		1,944,908,897	6.4%

TOTAL HEALTH CARE		3,661,243,847	12.4%

INDUSTRIALS — (11.7%)
Union Pacific Corp.	458,821	107,497,172	0.4%
United Parcel Service, Inc., Class B	506,541	91,167,249	0.3%
Other Securities		3,327,223,872	11.2%

TOTAL INDUSTRIALS		3,525,888,293	11.9%

INFORMATION TECHNOLOGY — (22.8%)
Accenture PLC, Class A	421,535	126,612,253	0.4%
* Adobe, Inc.	257,391	101,913,966	0.4%
Apple, Inc.	9,509,639	1,499,194,588	5.1%
Broadcom, Inc.	323,073	179,108,440	0.6%
Cisco Systems, Inc.	2,518,417	123,352,065	0.4%
Intel Corp.	4,067,165	177,287,722	0.6%
International Business Machines Corp.	798,816	105,611,463	0.4%
Mastercard, Inc., Class A	587,619	213,528,992	0.7%
Microsoft Corp.	4,150,122	1,151,741,857	3.9%
NVIDIA Corp.	1,138,596	211,175,400	0.7%
QUALCOMM, Inc.	829,776	115,911,409	0.4%
Texas Instruments, Inc.	750,861	127,834,085	0.4%
# Visa, Inc., Class A	999,910	213,110,818	0.7%
Other Securities		2,529,517,118	8.5%

TOTAL INFORMATION TECHNOLOGY		6,875,900,176	23.2%

MATERIALS — (4.7%)
Other Securities		1,409,961,315	4.8%

REAL ESTATE — (0.3%)
Other Securities		82,394,810	0.3%

UTILITIES — (2.6%)
Other Securities		780,821,179	2.6%

TOTAL COMMON STOCKS		29,334,523,585	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		421,072	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		904,021	0.0%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,539,416	0.0%

TOTAL PREFERRED STOCKS		2,864,509	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,290,244,636)		29,337,388,094

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	284,165,040	284,165,040	1.0%

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	46,889,474	542,370,548	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $14,116,736,137)		$30,163,923,682	101.8%

As of April 30, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,222	06/17/22	$259,551,366	$252,190,250	$(7,361,116)

Total Futures Contracts			$259,551,366	$252,190,250	$(7,361,116)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,104,453,975	$6,817	$4,261	$2,104,465,053
Consumer Discretionary	3,325,470,781	—	5,211	3,325,475,992
Consumer Staples	2,024,259,644	83,309	—	2,024,342,953
Energy	1,544,136,757	—	—	1,544,136,757
Financials	3,999,886,585	6,625	—	3,999,893,210
Health Care	3,659,672,267	46,827	1,524,753	3,661,243,847
Industrials	3,525,278,382	609,911	—	3,525,888,293
Information Technology	6,875,900,176	—	—	6,875,900,176
Materials	1,409,961,315	—	—	1,409,961,315
Real Estate	82,358,180	36,630	—	82,394,810
Utilities.	780,821,179	—	—	780,821,179
Preferred Stocks
Communication Services	421,072	—	—	421,072
Consumer Discretionary	904,021	—	—	904,021
Industrials	1,539,416	—	—	1,539,416
Temporary Cash Investments	284,165,040	—	—	284,165,040

27

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$542,370,548	—	$542,370,548
Futures Contracts**	$(7,361,116)	—	—	(7,361,116)

TOTAL	$29,611,867,674	$543,160,667	$1,534,225^	$30,156,562,566

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (6.3%)
* Alphabet, Inc., Class A	120,299	$274,545,175	0.9%
* Alphabet, Inc., Class C	118,065	271,470,396	0.9%
AT&T, Inc.	4,477,834	84,451,949	0.3%
Comcast Corp., Class A	3,103,081	123,378,501	0.4%
* Facebook, Inc., Class A	1,709,076	342,618,466	1.1%
Verizon Communications, Inc.	3,894,696	180,324,425	0.6%
Other Securities		719,895,888	2.2%

TOTAL COMMUNICATION SERVICES		1,996,684,800	6.4%

CONSUMER DISCRETIONARY — (10.9%)
* Amazon.com, Inc.	223,740	556,134,856	1.8%
Home Depot, Inc.	480,080	144,216,032	0.5%
NIKE, Inc., Class B	783,135	97,656,934	0.3%
Target Corp.	489,359	111,891,935	0.4%
Other Securities		2,540,002,513	8.1%

TOTAL CONSUMER DISCRETIONARY		3,449,902,270	11.1%

CONSUMER STAPLES — (6.5%)
Coca-Cola Co.	2,377,278	153,595,932	0.5%
Costco Wholesale Corp.	257,234	136,776,462	0.5%
PepsiCo, Inc.	1,083,200	185,996,272	0.6%
Procter & Gamble Co.	1,651,431	265,137,247	0.9%
Walmart, Inc.	1,082,813	165,659,561	0.5%
Other Securities		1,169,704,032	3.7%

TOTAL CONSUMER STAPLES		2,076,869,506	6.7%

ENERGY — (4.9%)
Chevron Corp.	1,064,475	166,771,298	0.5%
ConocoPhillips	1,162,116	111,005,320	0.4%
Exxon Mobil Corp.	2,347,826	200,152,167	0.7%
Other Securities		1,071,549,543	3.4%

TOTAL ENERGY		1,549,478,328	5.0%

FINANCIALS — (13.8%)
American Express Co.	617,346	107,856,520	0.4%
Bank of America Corp.	3,352,939	119,632,864	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	271,418,677	0.9%
JPMorgan Chase & Co.	1,979,363	236,256,768	0.8%
Other Securities		3,664,510,770	11.6%

TOTAL FINANCIALS		4,399,675,599	14.1%

HEALTH CARE — (11.8%)
AbbVie, Inc.	1,169,550	171,783,504	0.6%
Amgen, Inc.	465,289	108,500,742	0.4%
Anthem, Inc.	165,540	83,089,492	0.3%
Bristol-Myers Squibb Co.	1,487,212	111,942,447	0.4%
Eli Lilly & Co.	538,596	157,340,049	0.5%
Johnson & Johnson	1,911,882	345,018,226	1.1%

29

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	1,148,249	$101,838,204	0.3%
Pfizer, Inc.	3,366,832	165,210,446	0.5%
Thermo Fisher Scientific, Inc.	217,248	120,120,764	0.4%
UnitedHealth Group, Inc.	470,835	239,443,139	0.8%
Other Securities		2,150,244,733	6.8%

TOTAL HEALTH CARE		3,754,531,746	12.1%

INDUSTRIALS — (13.2%)
Caterpillar, Inc.	434,771	91,536,686	0.3%
Deere & Co.	214,381	80,939,547	0.3%
Union Pacific Corp.	574,109	134,507,998	0.4%
United Parcel Service, Inc., Class B	446,131	80,294,657	0.3%
Other Securities		3,803,744,866	12.2%

TOTAL INDUSTRIALS		4,191,023,754	13.5%

INFORMATION TECHNOLOGY — (22.3%)
Accenture PLC, Class A	449,831	135,111,239	0.4%
* Adobe, Inc.	232,818	92,184,287	0.3%
Apple, Inc.	10,077,090	1,588,653,238	5.1%
Broadcom, Inc.	284,762	157,869,205	0.5%
Cisco Systems, Inc.	2,336,010	114,417,770	0.4%
Intel Corp.	3,268,769	142,485,641	0.5%
International Business Machines Corp.	704,432	93,132,955	0.3%
Mastercard, Inc., Class A	587,552	213,504,646	0.7%
Microsoft Corp.	4,567,509	1,267,575,098	4.1%
NVIDIA Corp.	503,535	93,390,636	0.3%
QUALCOMM, Inc.	817,724	114,227,866	0.4%
Texas Instruments, Inc.	676,325	115,144,331	0.4%
# Visa, Inc., Class A	1,052,889	224,402,233	0.7%
Other Securities		2,740,391,256	8.7%

TOTAL INFORMATION TECHNOLOGY		7,092,490,401	22.8%

MATERIALS — (5.0%)
Other Securities.		1,582,473,483	5.1%

REAL ESTATE — (0.3%)
Other Securities		110,267,677	0.4%

UTILITIES — (1.9%)
Other Securities		593,424,272	1.9%

TOTAL COMMON STOCKS		30,796,821,836	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		652,728	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,364,383	0.0%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,100,566	0.0%

TOTAL PREFERRED STOCKS		4,117,677	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,189,682,249)		30,800,939,513

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	270,682,453	270,682,453	0.9%

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	60,773,307	702,964,838	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $15,163,231,111)		$31,774,586,804	102.2%

As of April 30, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,292	06/17/22	$274,421,666	$266,636,500	$(7,785,166)

Total Futures Contracts			$274,421,666	$266,636,500	$(7,785,166)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,996,503,388	$169,473	$11,939	$1,996,684,800
Consumer Discretionary	3,449,894,946	—	7,324	3,449,902,270
Consumer Staples	2,076,757,962	111,544	—	2,076,869,506
Energy	1,549,478,328	—	—	1,549,478,328
Financials	4,399,561,169	114,430	—	4,399,675,599
Health Care	3,752,112,291	44,420	2,375,035	3,754,531,746
Industrials	4,189,690,449	1,333,305	—	4,191,023,754
Information Technology	7,092,489,804	—	597	7,092,490,401
Materials	1,582,473,483	—	—	1,582,473,483
Real Estate	110,157,258	110,419	—	110,267,677
Utilities	593,424,272	—	—	593,424,272
Preferred Stocks
Communication Services	652,728	—	—	652,728
Consumer Discretionary	1,364,383	—	—	1,364,383
Industrials	2,100,566	—	—	2,100,566
Temporary Cash Investments	270,682,453	—	—	270,682,453

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$702,964,838	—	$702,964,838
Futures Contracts**	$(7,785,166)	—	—	(7,785,166)

TOTAL	$31,059,558,314	$704,848,429	$2,394,895^	$31,766,801,638

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (5.9%)
* Alphabet, Inc., Class A	10,216	$23,314,853	0.5%
* Alphabet, Inc., Class C	10,629	24,439,579	0.6%
AT&T, Inc.	728,166	13,733,211	0.3%
Comcast Corp., Class A	414,662	16,486,961	0.4%
* Facebook, Inc., Class A	188,733	37,835,305	0.8%
#* Liberty Media Corp.-Liberty Formula One, Class C	151,032	9,413,825	0.2%
Verizon Communications, Inc.	403,352	18,675,198	0.4%
Other Securities		134,527,580	2.9%

TOTAL COMMUNICATION SERVICES		278,426,512	6.1%

CONSUMER DISCRETIONARY — (10.2%)
Penske Automotive Group, Inc.	101,131	10,600,551	0.2%
Other Securities		471,260,586	10.4%

TOTAL CONSUMER DISCRETIONARY		481,861,137	10.6%

CONSUMER STAPLES — (5.1%)
Bunge Ltd.	114,831	12,989,683	0.3%
Procter & Gamble Co.	90,151	14,473,743	0.3%
Tyson Foods, Inc., Class A	113,483	10,572,076	0.2%
Walmart, Inc.	66,887	10,233,042	0.2%
Other Securities		190,255,624	4.2%

TOTAL CONSUMER STAPLES		238,524,168	5.2%

ENERGY — (8.7%)
Cabot Oil & Gas Corp.	441,905	12,722,445	0.3%
Chevron Corp.	174,722	27,373,696	0.6%
ConocoPhillips	192,734	18,409,952	0.4%
Devon Energy Corp.	333,906	19,423,312	0.4%
EOG Resources, Inc.	113,997	13,310,290	0.3%
Exxon Mobil Corp.	384,258	32,757,994	0.7%
Marathon Petroleum Corp.	137,887	12,032,020	0.3%
Occidental Petroleum Corp.	223,445	12,309,585	0.3%
* Range Resources Corp.	329,735	9,872,266	0.2%
Valero Energy Corp.	96,071	10,709,995	0.2%
Other Securities		240,016,473	5.3%

TOTAL ENERGY		408,938,028	9.0%

FINANCIALS — (20.7%)
Allstate Corp.	129,570	16,395,788	0.4%
Bank of America Corp.	491,054	17,520,807	0.4%
* Berkshire Hathaway, Inc., Class B	110,049	35,527,119	0.8%
First Horizon Corp.	432,866	9,687,541	0.2%
Goldman Sachs Group, Inc.	30,388	9,283,230	0.2%
Hartford Financial Services Group, Inc.	139,081	9,725,934	0.2%
JPMorgan Chase & Co.	273,311	32,622,401	0.7%
M&T Bank Corp.	67,444	11,238,868	0.3%
Morgan Stanley	152,000	12,249,680	0.3%
Wells Fargo & Co.	272,077	11,870,720	0.3%

33

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$807,256,471	17.6%

TOTAL FINANCIALS		973,378,559	21.4%

HEALTH CARE — (10.2%)
Bristol-Myers Squibb Co.	131,075	9,866,015	0.2%
CVS Health Corp.	118,113	11,354,203	0.3%
Johnson & Johnson	134,528	24,276,923	0.5%
Merck & Co., Inc.	111,689	9,905,697	0.2%
Pfizer, Inc.	341,124	16,738,955	0.4%
Thermo Fisher Scientific, Inc.	17,196	9,508,012	0.2%
UnitedHealth Group, Inc.	43,446	22,094,463	0.5%
Other Securities		375,121,398	8.2%

TOTAL HEALTH CARE		478,865,666	10.5%

INDUSTRIALS — (15.7%)
* Builders FirstSource, Inc.	198,153	12,200,280	0.3%
Raytheon Technologies Corp.	115,471	10,959,353	0.2%
Other Securities		716,222,082	15.7%

TOTAL INDUSTRIALS		739,381,715	16.2%

INFORMATION TECHNOLOGY — (10.3%)
Intel Corp.	498,460	21,727,871	0.5%
Micron Technology, Inc.	133,994	9,137,051	0.2%
Other Securities		454,032,058	10.0%

TOTAL INFORMATION TECHNOLOGY		484,896,980	10.7%

MATERIALS — (7.2%)
Corteva, Inc.	231,705	13,367,061	0.3%
Mosaic Co.	145,688	9,093,845	0.2%
Nucor Corp.	127,109	19,673,931	0.4%
Reliance Steel & Aluminum Co.	62,227	12,336,503	0.3%
Steel Dynamics, Inc.	170,812	14,647,129	0.3%
Westlake Corp.	72,184	9,134,885	0.2%
Other Securities		261,667,038	5.8%

TOTAL MATERIALS		339,920,392	7.5%

REAL ESTATE — (0.6%)
Other Securities		29,334,967	0.6%

UTILITIES — (1.1%)
Other Securities		52,423,313	1.2%

TOTAL COMMON STOCKS		4,505,951,437	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		406,108	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		391,919	0.0%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$840,426	0.0%

TOTAL PREFERRED STOCKS		1,638,453	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,365,770,104)		4,507,589,890

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government MoneyMarket Fund, 0.290%	42,413,943	42,413,943	1.0%

SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	13,854,505	160,255,064	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,568,405,399)		$4,710,258,897	103.5%

As of April 30, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	175	06/17/22	$37,169,788	$36,115,625	$(1,054,163)

Total Futures Contracts			$37,169,788	$36,115,625	$(1,054,163)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$278,392,520	$29,189	$4,803	$278,426,512
Consumer Discretionary	481,820,428	38,430	2,279	481,861,137
Consumer Staples	238,454,362	69,806	—	238,524,168
Energy	408,938,028	—	—	408,938,028
Financials	973,306,430	72,129	—	973,378,559
Health Care	477,122,075	20,686	1,722,905	478,865,666
Industrials	739,057,666	324,049	—	739,381,715
Information Technology	484,896,980	—	—	484,896,980
Materials	339,920,392	—	—	339,920,392
Real Estate	29,334,967	—	—	29,334,967
Utilities	52,423,313	—	—	52,423,313
Preferred Stocks
Communication Services	406,108	—	—	406,108
Consumer Discretionary	391,919	—	—	391,919
Industrials	840,426	—	—	840,426
Temporary Cash Investments	42,413,943	—	—	42,413,943

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$160,255,064	—	$160,255,064
Futures Contracts**	$(1,054,163)	—	—	(1,054,163)

TOTAL	$4,546,665,394	$160,809,353	$1,729,987^	$4,709,204,734

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

36

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.2%)
COMMUNICATION SERVICES — (2.3%)
#	Nexstar Media Group, Inc., Class A	289,770	$45,905,363	0.3%
	Other Securities		296,883,772	2.2%

TOTAL COMMUNICATION SERVICES			342,789,135	2.5%

CONSUMER DISCRETIONARY — (11.9%)
#*	Helen of Troy Ltd.	181,843	39,007,142	0.3%
	Murphy USA, Inc.	187,244	43,740,198	0.3%
#	Penske Automotive Group, Inc.	459,396	48,153,889	0.4%
	Other Securities		1,632,380,795	11.7%

TOTAL CONSUMER DISCRETIONARY			1,763,282,024	12.7%

CONSUMER STAPLES — (3.8%)
*	BJ’s Wholesale Club Holdings, Inc.	580,667	37,365,921	0.3%
	Other Securities		521,061,746	3.7%

TOTAL CONSUMER STAPLES			558,427,667	4.0%

ENERGY — (4.7%)
*	Antero Resources Corp.	1,451,923	51,107,690	0.4%
#	Matador Resources Co.	837,983	40,910,330	0.3%
#	PDC Energy, Inc.	695,473	48,502,287	0.4%
*	Range Resources Corp.	1,855,392	55,550,436	0.4%
	Other Securities		507,773,864	3.6%

TOTAL ENERGY			703,844,607	5.1%

FINANCIALS — (18.8%)
	Glacier Bancorp, Inc.	783,244	35,841,245	0.3%
#	RLI Corp.	312,890	35,913,514	0.3%
#	Selective Insurance Group, Inc.	438,122	36,083,728	0.3%
	South State Corp.	477,752	36,997,115	0.3%
#	Valley National Bancorp	2,890,816	34,631,976	0.3%
	Walker & Dunlop, Inc.	288,718	34,576,868	0.3%
	Webster Financial Corp.	708,767	35,431,262	0.3%
	Other Securities		2,553,731,747	18.1%

TOTAL FINANCIALS			2,803,207,455	20.2%

HEALTH CARE — (11.1%)
*	Acadia Healthcare Co., Inc.	646,311	43,871,591	0.3%
#*	AMN Healthcare Services, Inc.	409,106	39,990,112	0.3%
	Ensign Group, Inc.	459,736	36,930,593	0.3%
#*	Omnicell, Inc.	358,795	39,169,650	0.3%
*	Tenet Healthcare Corp.	623,478	45,208,390	0.3%
	Other Securities		1,450,182,209	10.4%

TOTAL HEALTH CARE			1,655,352,545	11.9%

INDUSTRIALS — (18.5%)
#*	ASGN, Inc.	383,666	43,526,908	0.3%
*	Casella Waste Systems, Inc., Class A	415,573	34,176,724	0.3%

37

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#*	Chart Industries, Inc.	257,176	$43,416,452	0.3%
*	Clean Harbors, Inc.	368,946	38,713,504	0.3%
	Exponent, Inc.	422,177	40,448,778	0.3%
#*	FTI Consulting, Inc.	254,090	40,072,534	0.3%
#	KBR, Inc.	768,073	37,812,234	0.3%
	Regal Rexnord Corp.	369,133	46,968,483	0.3%
*	Saia, Inc.	198,107	40,802,118	0.3%
	Simpson Manufacturing Co., Inc.	344,633	35,728,103	0.3%
#	Tetra Tech, Inc.	289,234	40,284,512	0.3%
*	TriNet Group, Inc.	389,730	34,569,051	0.3%
	UFP Industries, Inc.	457,323	35,383,081	0.3%
	Valmont Industries, Inc.	151,578	37,714,122	0.3%
#*	WESCO International, Inc.	400,411	49,354,660	0.4%
	Other Securities		2,151,477,029	15.2%

TOTAL INDUSTRIALS			2,750,448,293	19.8%

INFORMATION TECHNOLOGY — (11.8%)
#	Amkor Technology, Inc.	1,892,325	35,594,633	0.3%
	CMC Materials, Inc.	215,390	38,535,425	0.3%
#*	ExlService Holdings, Inc.	267,223	36,382,412	0.3%
*	Lattice Semiconductor Corp.	718,184	34,501,559	0.3%
	Power Integrations, Inc.	433,937	34,714,960	0.3%
#*	Qualys, Inc.	271,023	36,935,014	0.3%
*	Rogers Corp.	125,982	34,105,847	0.3%
*	Synaptics, Inc.	264,687	39,290,138	0.3%
	Other Securities		1,459,393,078	10.2%

TOTAL INFORMATION TECHNOLOGY			1,749,453,066	12.6%

MATERIALS — (5.8%)
	Commercial Metals Co.	840,801	34,472,841	0.3%
	Element Solutions, Inc.	1,771,575	36,529,876	0.3%
	Louisiana-Pacific Corp.	656,284	42,343,444	0.3%
	Olin Corp.	716,111	41,104,771	0.3%
	Valvoline, Inc.	1,130,165	34,164,888	0.3%
	Other Securities		677,946,770	4.8%

TOTAL MATERIALS			866,562,590	6.3%

REAL ESTATE — (0.6%)
	Other Securities		88,092,347	0.6%

UTILITIES — (2.9%)
	Other Securities		435,599,891	3.2%

TOTAL COMMON STOCKS			13,717,059,620	98.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		1,064,772	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Security		716,535	0.0%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,402,924	0.0%

TOTAL PREFERRED STOCKS		6,184,231	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,977,883,942)		13,723,243,851

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	139,638,227	139,638,227	1.0%

SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	87,987,859	1,017,755,565	7.3%

TOTAL INVESTMENTS—(100.0%) (Cost $9,135,223,320)		$14,880,637,642	107.2%

As of April 30, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	657	06/17/22	$140,229,035	$135,588,375	$(4,640,660)

Total Futures Contracts			$140,229,035	$135,588,375	$(4,640,660)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$342,691,614	$60,603	$36,918	$342,789,135
Consumer Discretionary	1,763,249,783	—	32,241	1,763,282,024
Consumer Staples	558,271,762	155,905	—	558,427,667
Energy	703,844,607	—	—	703,844,607
Financials	2,802,981,380	226,075	—	2,803,207,455
Health Care	1,647,161,757	139,599	8,051,189	1,655,352,545
Industrials	2,750,448,293	—	—	2,750,448,293
Information Technology	1,749,441,055	—	12,011	1,749,453,066
Materials	866,562,590	—	—	866,562,590
Real Estate	88,084,207	8,140	—	88,092,347
Utilities	435,599,891	—	—	435,599,891
Preferred Stocks
Communication Services	1,064,772	—	—	1,064,772
Consumer Discretionary	716,535	—	—	716,535
Industrials	4,402,924	—	—	4,402,924
Temporary Cash Investments	139,638,227	—	—	139,638,227

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,017,755,565	—	$1,017,755,565
Futures Contracts**	$(4,640,660)	—	—	(4,640,660)

TOTAL	$13,849,518,737	$1,018,345,887	$8,132,359^	$14,875,996,983

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

40

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.7%)
	Other Securities		$186,202,910	2.9%

CONSUMER DISCRETIONARY — (10.9%)
*	Boot Barn Holdings, Inc.	208,553	18,782,283	0.3%
*	Cavco Industries, Inc.	67,389	15,920,651	0.3%
	Group 1 Automotive, Inc.	109,460	19,061,364	0.3%
*	Vista Outdoor, Inc.	499,839	17,609,328	0.3%
	Other Securities		684,157,749	10.6%

TOTAL CONSUMER DISCRETIONARY			755,531,375	11.8%

CONSUMER STAPLES — (4.8%)
	Coca-Cola Consolidated, Inc.	40,263	17,776,115	0.3%
#	Inter Parfums, Inc.	227,178	18,567,258	0.3%
#	Weis Markets, Inc.	196,657	15,708,961	0.2%
	Other Securities		281,838,458	4.4%

TOTAL CONSUMER STAPLES			333,890,792	5.2%

ENERGY — (7.0%)
#*	CNX Resources Corp.	1,229,443	25,265,054	0.4%
	Matador Resources Co.	468,288	22,861,820	0.4%
	Murphy Oil Corp.	474,245	18,059,250	0.3%
	Patterson-UTI Energy, Inc.	1,031,747	16,961,921	0.3%
	SM Energy Co.	554,197	19,690,619	0.3%
	Other Securities		386,184,276	5.9%

TOTAL ENERGY			489,022,940	7.6%

FINANCIALS — (20.2%)
#	BancFirst Corp.	239,834	19,606,429	0.3%
#	First BanCorp.	1,576,127	21,451,088	0.3%
#	Independent Bank Corp.	218,444	16,855,139	0.3%
	ServisFirst Bancshares, Inc.	201,449	16,180,384	0.3%
	Walker & Dunlop, Inc.	186,147	22,292,965	0.4%
	WSFS Financial Corp.	473,204	18,961,284	0.3%
	Other Securities		1,284,579,995	20.0%

TOTAL FINANCIALS			1,399,927,284	21.9%

HEALTH CARE — (10.2%)
#*	Allscripts Healthcare Solutions, Inc.	1,011,644	20,900,565	0.3%
*	CorVel Corp.	184,423	28,600,319	0.5%
*	Lantheus Holdings, Inc.	305,585	20,293,900	0.3%
#	Owens & Minor, Inc.	523,124	18,565,671	0.3%
*	Prestige Consumer Healthcare, Inc.	310,082	16,949,082	0.3%
	Other Securities		603,123,860	9.4%

TOTAL HEALTH CARE			708,433,397	11.1%

INDUSTRIALS — (16.4%)
	Albany International Corp., Class A	210,236	16,444,660	0.3%
*	Beacon Roofing Supply, Inc.	263,987	15,741,545	0.3%

41

U.S. MICRO CAP PORTFOLIO

CONTINUED

				Percentage
		Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
	Boise Cascade Co.	282,825	$21,375,913	0.3%
*	Casella Waste Systems, Inc., Class A	215,645	17,734,645	0.3%
*	CBIZ, Inc.	406,188	17,015,215	0.3%
	Comfort Systems USA, Inc.	256,609	21,662,932	0.3%
	Encore Wire Corp.	157,161	17,729,332	0.3%
	Forward Air Corp.	197,864	19,186,872	0.3%
	Helios Technologies, Inc.	244,713	16,439,819	0.3%
	Matson, Inc.	225,848	19,427,445	0.3%
*	Meritor, Inc.	526,014	18,889,163	0.3%
*	Veritiv Corp.	173,696	24,411,236	0.4%
	Other Securities		909,910,069	14.1%

TOTAL INDUSTRIALS			1,135,968,846	17.8%

INFORMATION TECHNOLOGY — (10.8%)
	Badger Meter, Inc.	199,391	16,088,860	0.3%
*	ExlService Holdings, Inc.	128,389	17,480,162	0.3%
*	Fabrinet	161,959	15,902,754	0.3%
*	FormFactor, Inc.	477,470	18,196,382	0.3%
#*	Insight Enterprises, Inc.	195,134	19,390,466	0.3%
#	Kulicke & Soffa Industries, Inc.	371,220	17,228,320	0.3%
#*	Perficient, Inc.	166,370	16,538,842	0.3%
*	Plexus Corp.	205,049	16,637,676	0.3%
#*	Rambus, Inc.	760,449	18,942,785	0.3%
*	Rogers Corp.	77,667	21,026,010	0.3%
	Other Securities		576,085,650	8.8%

TOTAL INFORMATION TECHNOLOGY			753,517,907	11.8%

MATERIALS — (5.4%)
	Innospec, Inc.	180,162	17,171,240	0.3%
	Stepan Co.	166,116	16,962,105	0.3%
	Other Securities		340,990,147	5.3%

TOTAL MATERIALS			375,123,492	5.9%

REAL ESTATE — (1.0%)
#	St. Joe Co.	421,390	22,422,162	0.4%
	Other Securities		50,464,016	0.7%

TOTAL REAL ESTATE			72,886,178	1.1%

UTILITIES — (2.1%)
	Otter Tail Corp.	297,207	17,226,118	0.3%
	Other Securities		129,594,064	2.0%

TOTAL UTILITIES			146,820,182	2.3%

TOTAL COMMON STOCKS			6,357,325,303	99.4%
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		512,434	0.0%

ENERGY — (0.0%)
	Other Security		22,777	0.0%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,585,210	0.0%

TOTAL PREFERRED STOCKS		2,120,421	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,932,603,946)		6,359,445,724

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	34,242,812	34,242,812	0.5%

SECURITIES LENDING COLLATERAL — (8.0%)
@§ The DFA Short Term Investment Fund	47,790,991	552,798,392	8.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,519,587,484)		$6,946,486,928	108.6%

As of April 30, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	154	06/17/22	$34,220,404	$31,781,750	$(2,438,654)

Total Futures Contracts			$34,220,404	$31,781,750	$(2,438,654)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$185,949,342	$253,568	—	$186,202,910
Consumer Discretionary	755,289,015	216,916	$25,444	755,531,375
Consumer Staples	333,270,296	620,496	—	333,890,792
Energy	489,022,940	—	—	489,022,940
Financials	1,399,252,367	674,917	—	1,399,927,284
Health Care	704,890,948	50,061	3,492,388	708,433,397
Industrials	1,135,968,846	—	—	1,135,968,846
Information Technology	753,512,936	—	4,971	753,517,907
Materials	375,123,492	—	—	375,123,492
Real Estate	72,776,288	109,890	—	72,886,178
Utilities	146,820,182	—	—	146,820,182
Preferred Stocks
Communication Services	512,434	—	—	512,434
Energy	22,777	—	—	22,777
Industrials	1,585,210	—	—	1,585,210
Temporary Cash Investments	34,242,812	—	—	34,242,812

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$552,798,392	—	$552,798,392
Futures Contracts**	$(2,438,654)	—	—	(2,438,654)

TOTAL	$6,385,801,231	$554,724,240	$3,522,803^	$6,944,048,274

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

44

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.2%)
Verizon Communications, Inc.	2,648,296	$122,616,105	2.3%
Other Securities		43,750,359	0.9%

TOTAL COMMUNICATION SERVICES		166,366,464	3.2%

CONSUMER DISCRETIONARY — (16.4%)
* Amazon.com, Inc.	76,111	189,183,785	3.6%
Home Depot, Inc.	481,459	144,630,284	2.7%
Lowe’s Cos., Inc.	318,826	63,041,465	1.2%
* Marriott International, Inc., Class A	211,117	37,477,490	0.7%
NIKE, Inc., Class B	575,931	71,818,596	1.4%
Ross Stores, Inc.	382,448	38,156,837	0.7%
Target Corp.	303,381	69,368,066	1.3%
TJX Cos., Inc.	614,529	37,658,337	0.7%
Other Securities		208,640,732	4.1%

TOTAL CONSUMER DISCRETIONARY		859,975,592	16.4%

CONSUMER STAPLES — (13.1%)
Altria Group, Inc.	940,393	52,257,639	1.0%
Coca-Cola Co.	1,449,059	93,623,702	1.8%
Costco Wholesale Corp.	235,203	125,062,139	2.4%
Kroger Co.	743,305	40,108,738	0.8%
PepsiCo, Inc.	834,420	143,278,258	2.7%
Procter & Gamble Co.	569,800	91,481,390	1.7%
Sysco Corp.	440,209	37,629,065	0.7%
Other Securities		107,154,137	2.0%

TOTAL CONSUMER STAPLES		690,595,068	13.1%

ENERGY — (1.2%)
Occidental Petroleum Corp.	1,054,159	58,073,619	1.1%
Other Security		5,164,311	0.1%

TOTAL ENERGY		63,237,930	1.2%

FINANCIALS — (4.7%)
American Express Co.	367,569	64,217,980	1.2%
Aon PLC, Class A	153,324	44,155,779	0.9%
Other Securities		136,718,760	2.6%

TOTAL FINANCIALS		245,092,519	4.7%

HEALTH CARE — (12.1%)
AbbVie, Inc.	1,081,847	158,901,687	3.0%
Amgen, Inc.	324,244	75,610,458	1.4%
Eli Lilly & Co.	410,332	119,870,287	2.3%
Gilead Sciences, Inc.	705,383	41,857,427	0.8%
Zoetis, Inc.	201,953	35,796,169	0.7%
Other Securities		204,201,044	3.9%

TOTAL HEALTH CARE		636,237,072	12.1%

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (12.8%)
3M Co.	338,651	$48,840,247	0.9%
Caterpillar, Inc.	292,468	61,576,213	1.2%
Cintas Corp.	88,706	35,239,346	0.7%
Deere & Co.	169,441	63,972,450	1.2%
Lockheed Martin Corp.	143,669	62,082,248	1.2%
Union Pacific Corp.	417,442	97,802,486	1.9%
United Parcel Service, Inc., Class B	394,779	71,052,324	1.4%
Waste Management, Inc.	218,335	35,903,007	0.7%
Other Securities		193,317,485	3.5%

TOTAL INDUSTRIALS		669,785,806	12.7%

INFORMATION TECHNOLOGY — (32.7%)
Accenture PLC, Class A	365,721	109,847,960	2.1%
Apple, Inc.	1,641,240	258,741,486	4.9%
Applied Materials, Inc.	565,423	62,394,428	1.2%
Automatic Data Processing, Inc.	232,781	50,788,159	1.0%
Broadcom, Inc.	285,810	158,450,206	3.0%
International Business Machines Corp.	569,673	75,316,467	1.4%
KLA Corp.	140,050	44,712,363	0.9%
Lam Research Corp.	72,492	33,763,874	0.7%
Mastercard, Inc., Class A	400,104	145,389,792	2.8%
Microsoft Corp.	927,148	257,302,113	4.9%
Oracle Corp.	1,054,524	77,402,062	1.5%
Paychex, Inc.	364,844	46,236,680	0.9%
QUALCOMM, Inc.	560,047	78,232,965	1.5%
Texas Instruments, Inc.	567,893	96,683,783	1.8%
Visa, Inc., Class A	191,663	40,849,135	0.8%
Other Securities		182,650,251	3.3%

TOTAL INFORMATION TECHNOLOGY		1,718,761,724	32.7%

MATERIALS — (3.0%)
LyondellBasell Industries NV, Class A	311,555	33,034,177	0.6%
Nucor Corp.	249,069	38,550,900	0.7%
Other Securities		84,863,209	1.7%

TOTAL MATERIALS		156,448,286	3.0%

UTILITIES — (0.1%)
Other Security		5,938,434	0.1%

TOTAL COMMON STOCKS (Cost $4,055,419,850)		5,212,438,895	99.2%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	38,953,029	38,953,029	0.7%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	13,275	153,555	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,094,526,434)		$5,251,545,479	99.9%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	178	06/17/22	$37,807,890	$36,734,750	$(1,073,140)

Total Futures Contracts			$37,807,890	$36,734,750	$(1,073,140)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,366,464	—	—	$166,366,464
Consumer Discretionary	859,975,592	—	—	859,975,592
Consumer Staples	690,595,068	—	—	690,595,068
Energy	63,237,930	—	—	63,237,930
Financials	245,092,519	—	—	245,092,519
Health Care	636,237,072	—	—	636,237,072
Industrials	669,785,806	—	—	669,785,806
Information Technology	1,718,761,724	—	—	1,718,761,724
Materials	156,448,286	—	—	156,448,286
Utilities	5,938,434	—	—	5,938,434
Temporary Cash Investments	38,953,029	—	—	38,953,029
Securities Lending Collateral	—	$153,555	—	153,555
Futures Contracts**	(1,073,140)	—	—	(1,073,140)

TOTAL	$5,250,318,784	$153,555	—	$5,250,472,339

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

47

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (97.9%)
REAL ESTATE — (97.9%)
	Alexandria Real Estate Equities, Inc.	1,103,284	$200,974,213	2.0%
	American Campus Communities, Inc.	999,383	64,630,099	0.6%
#	American Homes 4 Rent, Class A	2,213,649	87,682,637	0.9%
	American Tower Corp.	3,285,213	791,802,037	7.8%
	Apartment Income REIT Corp.	1,128,862	55,506,145	0.5%
	AvalonBay Communities, Inc.	1,006,363	228,927,455	2.2%
	Boston Properties, Inc.	1,062,174	124,911,662	1.2%
	Brixmor Property Group, Inc.	2,123,100	53,884,278	0.5%
	Camden Property Trust	743,031	116,574,134	1.1%
	Crown Castle International Corp.	3,120,317	577,913,912	5.7%
	CubeSmart	1,568,946	74,540,624	0.7%
	Digital Realty Trust, Inc.	2,034,164	297,232,044	2.9%
	Duke Realty Corp.	2,752,778	150,714,596	1.5%
	EastGroup Properties, Inc.	294,227	55,167,563	0.5%
	Equinix, Inc.	641,920	461,591,834	4.5%
	Equity LifeStyle Properties, Inc.	1,257,692	97,194,438	1.0%
	Equity Residential	2,561,927	208,797,051	2.0%
	Essex Property Trust, Inc.	469,841	154,704,546	1.5%
	Extra Space Storage, Inc.	954,714	181,395,660	1.8%
	Federal Realty Investment Trust	531,621	62,231,554	0.6%
	First Industrial Realty Trust, Inc.	939,366	54,483,228	0.5%
	Gaming & Leisure Properties, Inc.	1,676,907	74,421,133	0.7%
	Healthcare Trust of America, Inc., Class A	1,622,179	49,411,572	0.5%
	Healthpeak Properties, Inc.	3,836,023	125,859,915	1.2%
	Host Hotels & Resorts, Inc.	5,121,973	104,232,151	1.0%
	Invitation Homes, Inc.	4,378,644	174,357,604	1.7%
#	Iron Mountain, Inc.	2,065,977	111,004,944	1.1%
	Kilroy Realty Corp.	748,782	52,414,740	0.5%
	Kimco Realty Corp.	4,301,066	108,946,002	1.1%
	Lamar Advertising Co., Class A	627,845	69,320,366	0.7%
	Life Storage, Inc.	602,415	79,813,963	0.8%
#	Medical Properties Trust, Inc.	4,284,031	78,783,330	0.8%
	Mid-America Apartment Communities, Inc.	829,754	163,196,017	1.6%
	National Retail Properties, Inc.	1,258,773	55,184,608	0.5%
	Prologis, Inc.	5,313,282	851,665,972	8.3%
	Public Storage	1,129,551	419,628,197	4.1%
	Realty Income Corp.	4,279,712	296,840,824	2.9%
	Regency Centers Corp.	1,102,818	75,906,963	0.7%
	Rexford Industrial Realty, Inc.	1,110,009	86,625,102	0.9%
	SBA Communications Corp.	772,887	268,276,807	2.6%
	Simon Property Group, Inc.	2,349,646	277,258,228	2.7%
	STAG Industrial, Inc.	1,240,314	46,288,518	0.5%
	STORE Capital Corp.	1,762,800	50,116,404	0.5%
	Sun Communities, Inc.	840,791	147,617,676	1.4%
	UDR, Inc.	2,271,014	120,840,655	1.2%
	Ventas, Inc.	2,844,399	158,006,364	1.5%
	VICI Properties, Inc.	5,700,491	169,931,647	1.7%
	Welltower, Inc.	3,219,824	292,392,217	2.9%
	WP Carey, Inc.	1,368,353	110,521,872	1.1%

48

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,419,210,329	14.0%

TOTAL COMMON STOCKS (Cost $5,426,340,244)		10,138,933,830	99.2%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	82,455,746	82,455,746	0.8%

SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	11,271,108	130,372,903	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $5,639,159,564)		$10,351,762,479	101.3%

As of April 30, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	399	06/17/22	$88,042,800	$82,343,625	$(5,699,175)

Total Futures Contracts			$88,042,800	$82,343,625	$(5,699,175)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,138,695,382	$238,448	—	$10,138,933,830
Temporary Cash Investments	82,455,746	—	—	82,455,746
Securities Lending Collateral	—	130,372,903	—	130,372,903
Futures Contracts**	(5,699,175)	—	—	(5,699,175)

TOTAL	$10,215,451,953	$130,611,351	—	$10,346,063,304

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$23,839,873	—
Investment Securities at Value (including $18,193, $38,441, $0 and $669,002 of securities on loan, respectively)	$313,758	$1,844,503	—	$11,737,346
Temporary Cash Investments at Value & Cost	—	4,692	—	123,905
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,615, $5,466, $0 and $537,750, respectively)	18,615	5,465	—	537,764
Segregated Cash for Futures Contracts	—	—	—	5,914
Foreign Currencies at Value	19	—	—	—
Cash	14,018	—	—	—
Receivables:
Investment Securities Sold	1,698	116	—	9,335
Dividends and Interest	2,443	1,572	—	3,671
Securities Lending Income	2	6	—	110
Fund Shares Sold	66	945	14,356	12,190
Unrealized Gain on Forward Currency Contracts	3,720	—	—	—
Prepaid Expenses and Other Assets	21	18	161	159

Total Assets	354,360	1,857,317	23,854,390	12,430,394

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,613	5,478	—	538,165
Investment Securities Purchased	—	—	—	15,736
Fund Shares Redeemed	3,107	671	13,968	10,990
Due to Advisor	31	163	1,855	2,735
Futures Margin Variation	12,332	—	—	4,118
Unrealized Loss on Forward Currency Contracts	20	—	—	—
Accrued Expenses and Other Liabilities	69	165	787	988

Total Liabilities	34,172	6,477	16,610	572,732

NET ASSETS	$320,188	$1,850,840	$23,837,780	$11,857,662

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $31,422 and shares outstanding of 0, 0, 0 and 1,108,696, respectively	N/A	N/A	N/A	$28.34

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $65,418 and shares outstanding of 0, 0, 0 and 2,321,177, respectively	N/A	N/A	N/A	$28.18

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $320,188; $1,850,840; $23,837,780 and $11,760,822 and shares outstanding of 28,485,794, 75,602,342, 553,486,974 and 414,889,278, respectively	$11.24	$24.48	$43.07	$28.35

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$330,041	$993,253	N/A	$8,115,790

Foreign Currencies at Cost	$19	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$369,746	$941,480	$13,995,290	$7,786,615
Total Distributable Earnings (Loss)	(49,558)	909,360	9,842,490	4,071,047

NET ASSETS	$320,188	$1,850,840	$23,837,780	$11,857,662

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $868,230, $1,021,403, $1,211,506 and $231,790 of securities on loan, respectively)	$13,745,255	$29,337,388	$30,800,940	$4,507,590
Temporary Cash Investments at Value & Cost	131,284	284,165	270,682	42,414
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $673,806, $542,326, $702,866 and $160,221, respectively)	673,855	542,371	702,965	160,255
Segregated Cash for Futures Contracts	6,821	13,686	14,471	1,960
Receivables:
Investment Securities Sold	21,014	1,496	1,540	843
Dividends and Interest	7,188	22,275	22,209	2,823
Securities Lending Income	126	162	190	36
Fund Shares Sold	6,574	13,510	11,633	2,554
Prepaid Expenses and Other Assets	126	315	274	52

Total Assets	14,592,243	30,215,368	31,824,904	4,718,527

LIABILITIES:
Payables:
Upon Return of Securities Loaned	674,013	542,845	703,434	160,320
Investment Securities Purchased	12,366	—	—	—
Fund Shares Redeemed	5,915	15,788	15,306	3,857
Due to Advisor	3,337	3,109	4,337	991
Futures Margin Variation	4,750	9,532	10,078	1,365
Accrued Expenses and Other Liabilities	1,380	1,272	1,634	340

Total Liabilities	701,761	572,546	734,789	166,873

NET ASSETS	$13,890,482	$29,642,822	$31,090,115	$4,551,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,890,482; $29,642,822; $31,090,115 and $4,551,654 and shares outstanding of 339,792,996, 924,508,134, 1,066,790,177 and 202,057,122, respectively	$40.88	$32.06	$29.14	$22.53

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,326,707	$13,290,245	$14,189,683	$2,365,770

NET ASSETS CONSIST OF:
Paid-In Capital	$8,593,874	$12,985,939	$13,716,749	$2,189,803
Total Distributable Earnings (Loss)	5,296,608	16,656,883	17,373,366	2,361,851

NET ASSETS	$13,890,482	$29,642,822	$31,090,115	$4,551,654

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,337,042, $686,923, $1,627 and $283,003 of securities on loan, respectively)	$13,723,244	$6,359,446	$5,212,439	$10,138,934
Temporary Cash Investments at Value & Cost	139,638	34,243	38,953	82,456
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,017,701, $552,741, $154 and $130,364, respectively)	1,017,756	552,798	154	130,373
Segregated Cash for Futures Contracts	8,094	1,725	1,994	4,469
Cash	71	—	—	—
Receivables:
Investment Securities Sold	10,143	8,073	292	3,994
Dividends and Interest	3,534	2,057	6,271	5,196
Securities Lending Income	190	112	1	39
Fund Shares Sold	12,122	3,256	2,994	3,971
Prepaid Expenses and Other Assets	86	87	108	97

Total Assets	14,914,878	6,961,797	5,263,206	10,369,529

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,018,401	552,909	156	130,624
Investment Securities Purchased	5,613	7,008	—	—
Fund Shares Redeemed	4,852	4,009	4,260	15,492
Due to Advisor	3,008	2,121	870	1,377
Futures Margin Variation	5,124	1,201	1,389	2,736
Accrued Expenses and Other Liabilities	1,378	566	244	654

Total Liabilities	1,038,376	567,814	6,919	150,883

NET ASSETS	$13,876,502	$6,393,983	$5,256,287	$10,218,646

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,876,502; $6,393,983; $5,256,287 and $10,218,646 and shares outstanding of 339,682,748, 265,030,598, 292,338,769 and 217,137,301, respectively	$40.85	$24.13	$17.98	$47.06

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$7,977,884	$3,932,604	$4,055,420	$5,426,340

NET ASSETS CONSIST OF:
Paid-In Capital	$7,331,730	$3,512,686	$4,003,035	$5,312,499
Total Distributable Earnings (Loss)	6,544,772	2,881,297	1,253,252	4,906,147

NET ASSETS	$13,876,502	$6,393,983	$5,256,287	$10,218,646

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $38 and $0, respectively)	—	—	$262,502	—
Income from Securities Lending	—	—	262	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,943)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	249,821	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $143, respectively)	—	$14,679	—	$102,406
Interest	$1,831	—	—	—
Income from Securities Lending	4	29	—	540

Total Fund Investment Income	1,835	14,708	—	102,946

Fund Expenses
Investment Management Fees	232	1,029	23,769	18,150
Accounting & Transfer Agent Fees	28	174	1,652	542
S&P 500® Fees	2	—	—	—
Custodian Fees	10	14	—	78
Shareholder Servicing Fees
Class R1 Shares	—	—	—	32
Class R2 Shares	—	—	—	86
Filing Fees	14	28	133	137
Shareholders’ Reports	14	30	410	273
Directors’/Trustees’ Fees & Expenses	(1)	(10)	(115)	(57)
Professional Fees	2	11	32	62
Previously Waived Fees Recovered by Advisor (Note C)	3	—	—	—
Other	2	30	68	145

Total Fund Expenses	306	1,306	25,949	19,448

Fees Waived, Expenses Reimbursed by Advisor (Note C)	16	—	12,510	—
Net Expenses	290	1,306	13,439	19,448

Net Investment Income (Loss)	1,545	13,402	236,382	83,498

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,548)	58,549	—	449,787
Affiliated Investment Companies Shares Sold	3	(2)	—	(174)
Transactions Allocated from Affiliated Investment Company**	—	—	853,029	—
Futures	(2,027)	(19)	—	(1,152)
Foreign Currency Transactions	(44)	—	—	—
Forward Currency Contracts	947	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,210)	(269,701)	—	(953,404)
Affiliated Investment Companies Shares	(1)	(2)	—	(17)
Transactions Allocated from Affiliated Investment Company	—	—	(1,794,513)	—
Futures	(34,717)	—	—	(7,306)
Translation of Foreign Currency-Denominated Amounts	(29)	—	—	—
Forward Currency Contracts	6,330	—	—	—

Net Realized and Unrealized Gain (Loss)	(48,296)	(211,175)	(941,484)	(512,266)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(46,751)	$(197,773)	$(705,102)	$(428,768)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $357, $45, $66 and $18, respectively)	$140,336	$237,164	$244,875	$40,029
Income from Securities Lending	633	791	933	212

Total Investment Income	140,969	237,955	245,808	40,241

Expenses
Investment Management Fees	24,746	19,351	27,017	6,196
Accounting & Transfer Agent Fees	987	2,298	2,315	400
Custodian Fees	103	164	174	34
Filing Fees	101	190	245	45
Shareholders’ Reports	340	320	343	94
Directors’/Trustees’ Fees & Expenses	(67)	(150)	(156)	(22)
Professional Fees	80	175	183	25
Other	161	345	363	55

Total Expenses	26,451	22,693	30,484	6,827

Net Expenses	26,451	22,693	30,484	6,827

Net Investment Income (Loss)	114,518	215,262	215,324	33,414

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	873,367	585,421	739,130	218,353
Affiliated Investment Companies Shares Sold	(217)	(203)	(257)	(38)
Futures	7,482	(14,555)	(16,250)	(3,306)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,366,175)	(3,596,346)	(3,740,860)	(596,254)
Affiliated Investment Companies Shares	(19)	24	58	17
Futures	(13,969)	(14,063)	(14,501)	(1,907)

Net Realized and Unrealized Gain (Loss)	(499,531)	(3,039,722)	(3,032,680)	(383,135)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(385,013)	$(2,824,460)	$(2,817,356)	$(349,721)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $81, $47, $0 and $0, respectively)	$102,682	$48,596	$47,113	$151,096
Income from Securities Lending	960	581	50	229

Total Investment Income	103,642	49,177	47,163	151,325

Fund Expenses
Investment Management Fees	22,012	14,200	5,638	9,209
Accounting & Transfer Agent Fees	824	470	519	686
Custodian Fees	124	60	28	54
Filing Fees	110	57	130	63
Shareholders’ Reports	317	127	43	233
Directors’/Trustees’ Fees & Expenses	(69)	(33)	(28)	(51)
Professional Fees	84	38	31	57
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	69
Other	179	79	63	102

Total Fund Expenses	23,581	14,998	6,424	10,422

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	671

Net Expenses	23,581	14,998	6,424	9,751

Net Investment Income (Loss)	80,061	34,179	40,739	141,574

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	817,890	444,663	96,241	217,837
Affiliated Investment Companies Shares Sold	(293)	(138)	(2)	(105)
Futures	(3,353)	(7,358)	(4,610)	326
In-Kind Redemptions	—	21,523	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,538,432)	(1,177,540)	(444,055)	(486,809)
Affiliated Investment Companies Shares	(7)	25	—	(17)
Futures	(10,329)	(4,297)	(2,015)	(8,097)

Net Realized and Unrealized Gain (Loss)	(1,734,524)	(723,122)	(354,441)	(276,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,654,463)	$(688,943)	$(313,702)	$(135,291)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,545	$2,465	$13,402	$27,055	$236,382	$429,517
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,548)	8,383	58,549	77,747	—	—
Affiliated Investment Companies Shares Sold	3	—	(2)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	853,029	1,197,847
Futures	(2,027)	121,329	(19)	—	—	—
Foreign Currency Transactions	(44)	(56)	—	—	—	—
Forward Currency Contracts	947	(2,075)	—	—	—	—
In-Kind Redemptions	—	—	—	11,793	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,210)	(6,769)	(269,701)	578,484	—	—
Affiliated Investment Companies Shares	(1)	—	(2)	(2)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(1,794,513)	7,131,104
Futures	(34,717)	29,567	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(29)	(4)	—	—	—	—
Forward Currency Contracts	6,330	(3,235)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(46,751)	149,605	(197,773)	695,074	(705,102)	8,758,468

Distributions:
Institutional Class Shares	(133,571)	(30,328)	(76,702)	(27,774)	(860,551)	(401,298)
Capital Share Transactions (1):
Shares Issued	37,953	57,957	120,200	291,004	2,151,824	4,217,940
Shares Issued in Lieu of Cash Distributions	133,398	30,299	69,083	24,838	796,735	375,792
Shares Redeemed	(97,708)	(213,988)	(264,782)	(475,766)	(2,854,829)	(6,356,276)

Net Increase (Decrease) from Capital Share Transactions	73,643	(125,732)	(75,499)	(159,924)	93,730	(1,762,544)

Total Increase (Decrease) in Net Assets	(106,679)	(6,455)	(349,974)	507,376	(1,471,923)	6,594,626
Net Assets
Beginning of Period	426,867	433,322	2,200,814	1,693,438	25,309,703	18,715,077

End of Period	$320,188	$426,867	$1,850,840	$2,200,814	$23,837,780	$25,309,703

(1) Shares Issued and Redeemed:
Shares Issued	2,695	3,614	4,515	11,836	47,115	99,361
Shares Issued in Lieu of Cash Distributions	10,160	2,042	2,498	994	17,627	8,865
Shares Redeemed	(7,408)	(13,433)	(9,714)	(19,169)	(62,524)	(152,905)

Net Increase (Decrease) from Shares Issued and
Redeemed	5,447	(7,777)	(2,701)	(6,339)	2,218	(44,679)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,498	$198,730	$114,518	$282,263	$215,262	$410,758
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	449,787	1,091,327	873,367	1,961,127	585,421	975,666
Affiliated Investment Companies Shares Sold	(174)	(19)	(217)	(6)	(203)	6
Futures	(1,152)	31,099	7,482	35,883	(14,555)	74,671
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(953,404)	4,695,607	(1,366,175)	4,964,267	(3,596,346)	9,374,964
Affiliated Investment Companies Shares	(17)	(24)	(19)	(18)	24	(42)
Futures	(7,306)	5,644	(13,969)	6,558	(14,063)	12,449

Net Increase (Decrease) in Net Assets Resulting from Operations	(428,768)	6,022,364	(385,013)	7,250,074	(2,824,460)	10,848,472

Distributions:
Class R1 Shares	(4,907)	(889)	—	—	—	—
Class R2 Shares	(5,001)	(922)	—	—	—	—
Institutional Class Shares	(877,231)	(186,950)	(1,375,468)	(282,350)	(1,040,542)	(396,374)

Total Distributions	(887,139)	(188,761)	(1,375,468)	(282,350)	(1,040,542)	(396,374)

Capital Share Transactions (1):
Shares Issued	1,441,670	2,413,093	1,257,042	2,353,153	2,249,962	3,731,277
Shares Issued in Lieu of Cash Distributions	852,947	181,306	1,257,798	257,340	1,001,605	385,732
Shares Redeemed	(1,856,386)	(4,489,318)	(2,009,224)	(4,913,927)	(3,128,784)	(5,612,000)

Net Increase (Decrease) from Capital Share Transactions	438,231	(1,894,919)	505,616	(2,303,434)	122,783	(1,494,991)

Total Increase (Decrease) in Net Assets	(877,676)	3,938,684	(1,254,865)	4,664,290	(3,742,219)	8,957,107
Net Assets
Beginning of Period	12,735,338	8,796,654	15,145,347	10,481,057	33,385,041	24,427,934

End of Period	$11,857,662	$12,735,338	$13,890,482	$15,145,347	$29,642,822	$33,385,041

(1) Shares Issued and Redeemed:
Shares Issued	47,679	85,084	28,901	56,798	64,678	115,212
Shares Issued in Lieu of Cash Distributions	29,111	6,639	29,834	6,840	28,180	11,903
Shares Redeemed	(61,403)	(162,459)	(45,821)	(120,183)	(89,353)	(173,808)

Net Increase (Decrease) from Shares Issued and Redeemed	15,387	(70,736)	12,914	(56,545)	3,505	(46,693)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$215,324	$416,576	$33,414	$63,055	$80,061	$187,098
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	739,130	1,429,312	218,353	359,202	817,890	1,236,222
Affiliated Investment Companies Shares Sold	(257)	5	(38)	(10)	(293)	(15)
Futures	(16,250)	77,878	(3,306)	10,622	(3,353)	29,482
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,740,860)	9,830,032	(596,254)	1,496,357	(2,538,432)	5,738,332
Affiliated Investment Companies Shares	58	(46)	17	(6)	(7)	(46)
Futures	(14,501)	10,410	(1,907)	1,490	(10,329)	7,732

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,817,356)	11,764,167	(349,721)	1,930,710	(1,654,463)	7,198,805

Distributions:
Institutional Class Shares	(1,448,985)	(403,127)	(351,824)	(59,880)	(921,828)	(191,245)
Capital Share Transactions (1):
Shares Issued	2,133,510	4,280,791	353,912	622,066	1,106,523	1,966,837
Shares Issued in Lieu of Cash Distributions	1,427,314	396,434	347,590	59,202	869,803	180,123
Shares Redeemed	(3,353,265)	(6,559,673)	(631,078)	(982,039)	(2,270,938)	(5,596,845)

Net Increase (Decrease) from Capital Share Transactions	207,559	(1,882,448)	70,424	(300,771)	(294,612)	(3,449,885)

Total Increase (Decrease) in Net Assets	(4,058,782)	9,478,592	(631,121)	1,570,059	(2,870,903)	3,557,675
Net Assets
Beginning of Period	35,148,897	25,670,305	5,182,775	3,612,716	16,747,405	13,189,730

End of Period	$31,090,115	$35,148,897	$4,551,654	$5,182,775	$13,876,502	$16,747,405

(1) Shares Issued and Redeemed:
Shares Issued	67,652	144,078	14,491	26,612	24,524	44,774
Shares Issued in Lieu of Cash Distributions	44,337	13,361	14,340	2,515	19,179	4,260
Shares Redeemed	(105,110)	(224,097)	(25,957)	(42,433)	(49,316)	(129,256)

Net Increase (Decrease) from Shares Issued and Redeemed	6,879	(66,658)	2,874	(13,306)	(5,613)	(80,222)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,179	$62,481	$40,739	$73,782	$141,574	$210,998
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	444,663	742,238	96,241	131,919	217,837	148,206
Affiliated Investment Companies Shares Sold	(138)	(21)	(2)	—	(105)	(14)
Futures	(7,358)	16,057	(4,610)	10,476	326	21,701
In-Kind Redemptions	21,523	7,153	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,177,540)	2,315,847	(444,055)	1,189,688	(486,809)	3,314,181
Affiliated Investment Companies Shares	25	(10)	—	(1)	(17)	(7)
Futures	(4,297)	3,108	(2,015)	1,528	(8,097)	3,785

Net Increase (Decrease) in Net Assets Resulting from Operations	(688,943)	3,146,853	(313,702)	1,407,392	(135,291)	3,698,850

Distributions:
Institutional Class Shares	(706,083)	(65,321)	(150,431)	(70,633)	(266,802)	(250,605)
Capital Share Transactions (1):
Shares Issued	586,110	707,002	667,098	1,659,760	828,683	1,673,718
Shares Issued in Lieu of Cash Distributions	650,350	60,120	149,935	70,349	240,370	221,041
Shares Redeemed	(901,316)	(1,515,047)	(932,250)	(860,356)	(1,663,412)	(2,265,461)

Net Increase (Decrease) from Capital Share Transactions	335,144	(747,925)	(115,217)	869,753	(594,359)	(370,702)

Total Increase (Decrease) in Net Assets	(1,059,882)	2,333,607	(579,350)	2,206,512	(996,452)	3,077,543
Net Assets
Beginning of Period	7,453,865	5,120,258	5,835,637	3,629,125	11,215,098	8,137,555

End of Period	$6,393,983	$7,453,865	$5,256,287	$5,835,637	$10,218,646	$11,215,098

(1) Shares Issued and Redeemed:
Shares Issued	22,062	26,537	34,745	95,038	17,112	40,000
Shares Issued in Lieu of Cash Distributions	24,360	2,311	7,553	3,936	4,859	5,800
Shares Redeemed	(33,609)	(58,103)	(49,109)	(48,305)	(34,182)	(54,340)

Net Increase (Decrease) from Shares Issued and Redeemed	12,813	(29,255)	(6,811)	50,669	(12,211)	(8,540)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio									U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.53		$14.06	$14.02	$13.03	$14.54	$12.22	$28.11		$20.01	$18.61	$16.75	$15.93	$13.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.10	0.12	0.26	0.26	0.18	0.17		0.33	0.32	0.31	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.50)		5.49	1.17	1.60	0.52	2.63	(2.80)		8.11	1.42	1.86	0.81	2.87

Total from Investment Operations	(1.45)		5.59	1.29	1.86	0.78	2.81	(2.63)		8.44	1.74	2.17	1.09	3.13

Less Distributions:
Net Investment Income	(0.11)		(0.13)	(0.11)	(0.30)	(0.25)	(0.13)	(0.15)		(0.34)	(0.31)	(0.31)	(0.27)	(0.26)
Net Realized Gains	(5.73)		(0.99)	(1.14)	(0.57)	(2.04)	(0.36)	(0.85)		—	(0.03)	—	—	—

Total Distributions	(5.84)		(1.12)	(1.25)	(0.87)	(2.29)	(0.49)	(1.00)		(0.34)	(0.34)	(0.31)	(0.27)	(0.26)

Net Asset Value, End of Period	$11.24		$18.53	$14.06	$14.02	$13.03	$14.54	$24.48		$28.11	$20.01	$18.61	$16.75	$15.93

Total Return	(12.38	%)(B)	41.82%	9.55%	15.67%	5.62%	23.53%	(9.77	%)(B)	42.42%	9.52%	13.13%	6.82%	24.16%

Net Assets, End of Period (thousands)	$320,188		$426,867	$433,322	$386,750	$327,063	$322,347	$1,850,840		$2,200,814	$1,693,438	$1,611,529	$1,457,218	$1,212,883
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.18%	0.13	%(C)	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.16	%(C)	0.17%	0.22%	0.25%	0.23%	0.24%	0.13	%(C)	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.80	%(C)	0.59%	0.89%	1.98%	1.94%	1.36%	1.30	%(C)	1.32%	1.68%	1.77%	1.64%	1.74%
Portfolio Turnover Rate	45	%(B)	70%	90%	109%	91%	122%	3	%(B)	7%	20%	22%	7%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period.	$45.91		$31.40	$37.13	$37.41	$38.84	$32.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43		0.76	0.79	0.83	0.78	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.69)		14.46	(4.98)	1.45	0.35	6.99

Total from Investment Operations	(1.26)		15.22	(4.19)	2.28	1.13	7.73

Less Distributions:
Net Investment Income	(0.36)		(0.71)	(0.73)	(0.76)	(0.73)	(0.70)
Net Realized Gains	(1.22)		—	(0.81)	(1.80)	(1.83)	(0.82)

Total Distributions	(1.58)		(0.71)	(1.54)	(2.56)	(2.56)	(1.52)

Net Asset Value, End of Period	$43.07		$45.91	$31.40	$37.13	$37.41	$38.84

Total Return	(2.90	%)(B)	48.68%	(11.56%)	6.97%	2.79%	24.11%

Net Assets, End of Period (thousands)	$23,837,780		$25,309,703	$18,715,077	$25,656,577	$25,268,336	$23,732,871
Ratio of Expenses to Average Net Assets (D)	0.21	%(C)	0.23%	0.27%	0.28%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.31	%(C)	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.89	%(C)	1.80%	2.38%	2.33%	1.98%	2.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.60		$18.57	$22.30	$23.45	$25.15	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.44	0.30	0.30	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		13.00	(3.19)	(0.24)	(0.63)	4.66

Total from Investment Operations	(1.06)		13.44	(2.89)	0.06	(0.35)	4.91

Less Distributions:
Net Investment Income	(0.17)		(0.41)	(0.27)	(0.27)	(0.26)	(0.24)
Net Realized Gains	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(2.20)		(0.41)	(0.84)	(1.21)	(1.35)	(1.02)

Net Asset Value, End of Period	$28.34		$31.60	$18.57	$22.30	$23.45	$25.15

Total Return	(3.59	%)(B)	72.74%	(13.34%)	0.78%	(1.61%)	23.32%

Net Assets, End of Period (thousands)	$31,422		$70,291	$31,832	$56,378	$47,848	$54,960
Ratio of Expenses to Average Net Assets	0.41	%(C)	0.43%	0.47%	0.48%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.31	%(C)	1.52%	1.56%	1.34%	1.10%	1.03%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.44		$18.48	$22.18	$23.32	$25.03	$21.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.39	0.27	0.27	0.24	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.25)		12.94	(3.16)	(0.23)	(0.63)	4.65

Total from Investment Operations.	(1.08)		13.33	(2.89)	0.04	(0.39)	4.86

Less Distributions:
Net Investment Income.	(0.15)		(0.37)	(0.24)	(0.24)	(0.23)	(0.21)
Net Realized Gains.	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions.	(2.18)		(0.37)	(0.81)	(1.18)	(1.32)	(0.99)

Net Asset Value, End of Period	$28.18		$31.44	$18.48	$22.18	$23.32	$25.03

Total Return	(3.66	%)(B)	72.45%	(13.42%)	0.64%	(1.79%)	23.17%

Net Assets, End of Period (thousands)	$65,418		$73,279	$52,931	$72,669	$108,168	$156,809
Ratio of Expenses to Average Net Assets	0.56	%(C)	0.58%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets.	1.10	%(C)	1.41%	1.39%	1.21%	0.95%	0.90%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.61		$18.57	$22.31	$23.46	$25.16	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.46	0.31	0.32	0.30	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.24)		13.02	(3.19)	(0.23)	(0.63)	4.67

Total from Investment Operations	(1.04)		13.48	(2.88)	0.09	(0.33)	4.94

Less Distributions:
Net Investment Income	(0.19)		(0.44)	(0.29)	(0.30)	(0.28)	(0.26)
Net Realized Gains	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(2.22)		(0.44)	(0.86)	(1.24)	(1.37)	(1.04)

Net Asset Value, End of Period	$28.35		$31.61	$18.57	$22.31	$23.46	$25.16

Total Return	(3.51	%)(B)	72.95%	(13.27%)	0.88%	(1.52%)	23.46%

Net Assets, End of Period (thousands)	$11,760,822		$12,591,768	$8,711,891	$10,655,324	$10,307,146	$10,528,662
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.33	%(C)	1.65%	1.65%	1.45%	1.20%	1.13%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$46.33		$27.34	$32.79	$36.39	$39.07	$32.75	$36.25		$25.24	$24.71	$22.77	$22.01	$18.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34		0.80	0.44	0.42	0.39	0.31	0.23		0.44	0.41	0.40	0.36	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.54)		18.98	(4.95)	(1.69)	(0.90)	7.71	(3.28)		10.99	0.93	2.08	0.88	4.12

Total from Investment Operations	(1.20)		19.78	(4.51)	(1.27)	(0.51)	8.02	(3.05)		11.43	1.34	2.48	1.24	4.45

Less Distributions:
Net Investment Income	(0.39)		(0.79)	(0.38)	(0.38)	(0.37)	(0.30)	(0.20)		(0.42)	(0.39)	(0.40)	(0.35)	(0.35)
Net Realized Gains	(3.86)		—	(0.56)	(1.95)	(1.80)	(1.40)	(0.94)		—	(0.42)	(0.14)	(0.13)	(0.09)

Total Distributions	(4.25)		(0.79)	(0.94)	(2.33)	(2.17)	(1.70)	(1.14)		(0.42)	(0.81)	(0.54)	(0.48)	(0.44)

Net Asset Value, End of Period	$40.88		$46.33	$27.34	$32.79	$36.39	$39.07	$32.06		$36.25	$25.24	$24.71	$22.77	$22.01

Total Return	(2.85	%)(B)	73.01%	(14.11%)	(3.04%)	(1.48%)	24.67%	(8.73	%)(B)	45.50%	5.55%	11.18%	5.59%	24.93%

Net Assets, End of Period (thousands)	$13,890,482		$15,145,347 $10,481,057		$13,766,513	$14,732,615	$15,165,867	$29,642,822		$33,385,041	$24,427,934	$26,592,058	$23,629,726	$20,762,742
Ratio of Expenses to Average Net Assets	0.36	%(C)	0.42%	0.52%	0.53%	0.52%	0.52%	0.14	%(C)	0.15%	0.18%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.54	%(C)	1.94%	1.56%	1.26%	1.00%	0.83%	1.33	%(C)	1.34%	1.69%	1.72%	1.55%	1.64%
Portfolio Turnover Rate	8	%(B)	22%	18%	19%	27%	24%	2	%(B)	4%	3%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio								U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019		Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$33.16		$22.79	$22.66		$21.25	$20.90	$17.19	$26.02		$17.00	$18.71	$18.40	$19.16	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.39	0.36		0.36	0.34	0.31	0.16		0.31	0.27	0.28	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.85)		10.35	0.60		1.65	0.53	3.83	(1.87)		9.00	(1.40)	0.72	(0.10)	3.65

Total from Investment Operations	(2.65)		10.74	0.96		2.01	0.87	4.14	(1.71)		9.31	(1.13)	1.00	0.16	3.89

Less Distributions:
Net Investment Income	(0.17)		(0.37)	(0.33)		(0.37)	(0.32)	(0.31)	(0.15)		(0.29)	(0.25)	(0.27)	(0.25)	(0.23)
Net Realized Gains	(1.20)		—	(0.50)		(0.23)	(0.20)	(0.12)	(1.63)		—	(0.33)	(0.42)	(0.67)	(0.43)

Total Distributions	(1.37)		(0.37)	(0.83)		(0.60)	(0.52)	(0.43)	(1.78)		(0.29)	(0.58)	(0.69)	(0.92)	(0.66)

Net Asset Value, End of Period	$29.14		$33.16	$22.79	,$	22.66	$21.25	$20.90	$22.53		$26.02	$17.00	$18.71	$18.40	$19.16

Total Return	(8.35	%)(B)	47.35%	4.37%		9.78%	4.16%	24.36%	(7.06	%)(B)	54.98%	(6.12%)	5.92%	0.69%	24.73%

Net Assets, End of Period (thousands)	$31,090,115		$35,148,897	$25,670,305		$27,829,155	$24,677,650	$22,515,418	$4,551,654		$5,182,775	$3,612,716	$4,583,612	$4,610,769	$4,724,003
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.19%	0.21%		0.22%	0.22%	0.22%	0.28	%(C)	0.29%	0.32%	0.33%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.28	%(C)	1.29%	1.63%		1.69%	1.53%	1.59%	1.35	%(C)	1.31%	1.59%	1.53%	1.35%	1.36%
Portfolio Turnover Rate	2	%(B)	5%	3%		6%	5%	5%	4	%(B)	10%	13%	6%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$48.50		$31.00	$33.80	$35.02	$36.48	$30.14	$29.55		$18.19		$20.78	$21.88	$22.76	$18.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.50	0.35	0.38	0.39	0.35	0.13		0.24		0.18	0.20	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.12)		17.50	(2.02)	(0.05)	(0.08)	7.17	(2.73)		11.37		(2.18)	(0.26)	0.12	5.12

Total from Investment Operations	(4.89)		18.00	(1.67)	0.33	0.31	7.52	(2.60)		11.61		(2.00)	(0.06)	0.29	5.28

Less Distributions:
Net Investment Income	(0.22)		(0.50)	(0.32)	(0.35)	(0.37)	(0.35)	(0.12)		(0.25)		(0.16)	(0.18)	(0.16)	(0.16)
Net Realized Gains	(2.54)		—	(0.81)	(1.20)	(1.40)	(0.83)	(2.70)		—		(0.43)	(0.86)	(1.01)	(0.94)

Total Distributions	(2.76)		(0.50)	(1.13)	(1.55)	(1.77)	(1.18)	(2.82)		(0.25)		(0.59)	(1.04)	(1.17)	(1.10)

Net Asset Value, End of Period	$40.85		$48.50	$31.00	$33.80	$35.02	$36.48	$24.13		$29.55	$ $	18.19	20.78	$21.88	$22.76

Total Return	(10.64	%)(B)	58.30%	(5.08%)	1.41%	0.77%	25.21%	(9.68	%)(B)	64.00%		(9.87%)	0.24%	1.29%	28.91%

Net Assets, End of Period (thousands)	$13,876,502		$16,747,405	$13,189,730	$17,392,495	$17,303,451	$16,931,787	$6,393,983		$7,453,865		$5,120,258 $6,351,299		$6,478,316	$6,306,730
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.33%	0.36%	0.37%	0.37%	0.37%	0.42	%(C)	0.46%		0.52%	0.53%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.03	%(C)	1.13%	1.15%	1.13%	1.06%	1.04%	0.96	%(C)	0.90%		1.00%	0.98%	0.74%	0.75%
Portfolio Turnover Rate	4	%(B)	12%	3%	8%	13%	14%	9	%(B)	20%		11%	15%	19%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio								DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$19.51		$14.61	$13.51	$11.85	$10.93	$10.00		$48.90		$34.21	$41.90	$34.14	$34.99	$34.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.26	0.25	0.22	0.19	0.07		0.63		0.90	1.01	0.52 **	1.60	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.17)		4.89	1.07	1.64	0.89	0.91		(1.29)		14.86	(7.77)	8.09 **	(0.69)	1.12

Total from Investment Operations	(1.03)		5.15	1.32	1.86	1.08	0.98		(0.66)		15.76	(6.76)	8.61	0.91	1.96

Less Distributions:
Net Investment Income	(0.11)		(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(0.67)		(0.95)	(0.87)	(0.85)	(1.65)	(0.98)
Net Realized Gains	(0.39)		—	—	—	—	—		(0.51)		(0.12)	(0.06)	—	(0.11)	(0.31)

Total Distributions	(0.50)		(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(1.18)		(1.07)	(0.93)	(0.85)	(1.76)	(1.29)

Net Asset Value, End of Period	$17.98		$19.51	$14.61	$13.51	$11.85	$10.93		$47.06		$48.90	$34.21 $	41.90	$34.14	$34.99

Total Return	(5.49	%)(B)	35.42%	9.90%	15.88%	9.88%	9.84	%(B)	(1.48	%)(B)	47.01%	(16.27%)	25.64%	2.63%	5.86%

Net Assets, End of Period (thousands)	$5,256,287		$5,835,637	$3,629,125	$1,703,302	$722,728	$141,073		$10,218,646		$11,215,098	$8,137,555	$10,671,437	$8,577,658	$8,281,176
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.24%	0.25%	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.24%	0.25%	0.25%	0.27%	0.35	%(C)(E)	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.42	%(C)	1.46%	1.76%	1.73%	1.58%	1.45	%(C)(E)	2.61	%(C)	2.12%	2.73%	1.38%**	4.66%	2.43%
Portfolio Turnover Rate	14	%(B)	12%	0%	4%	7%	0	%(B)	1	%(B)	5%	5%	3%	3%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2022, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/22
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.29%*
U.S. Small Cap Value Portfolio	0.33%*
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.28%*
U.S. Micro Cap Portfolio	0.40%*
U.S. High Relative Profitability Portfolio	0.20%*
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
U.S. Targeted Value Portfolio	0.30%	0.27%
U.S. Small Cap Value Portfolio	0.36%	0.28%
U.S. Small Cap Portfolio	0.30%	0.25%
U.S. Micro Cap Portfolio	0.41%	0.38%
U.S. High Relative Profitability Portfolio	0.20%	0.19%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2022, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$3	$16	$563
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	12,510	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability
Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities
Portfolio (1)	0.18%	—	69	671	5,250
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2) Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$5
U.S. Large Cap Equity Portfolio	4
U.S. Large Cap Value Portfolio	236
U.S. Targeted Value Portfolio	81
U.S. Small Cap Value Portfolio	205
U.S. Core Equity 1 Portfolio	121
U.S. Core Equity 2 Portfolio	172
U.S. Vector Equity Portfolio	51
U.S. Small Cap Portfolio	150
U.S. Micro Cap Portfolio	94
U.S. High Relative Profitability Portfolio	(12)
DFA Real Estate Securities Portfolio	84

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$82,187	$140,782	$86,256	$104,200
U.S. Large Cap Equity Portfolio	—	—	70,459	206,688
U.S. Targeted Value Portfolio	—	—	778,484	1,013,326
U.S. Small Cap Value Portfolio	—	—	1,226,700	1,753,761
U.S. Core Equity 1 Portfolio	—	—	659,632	1,267,175
U.S. Core Equity 2 Portfolio	—	—	741,485	1,655,454
U.S. Vector Equity Portfolio	—	—	180,191	402,547
U.S. Small Cap Portfolio	—	—	645,681	1,512,365
U.S. Micro Cap Portfolio	—	—	626,611	691,367
U.S. High Relative Profitability Portfolio	—	—	768,418	987,887
DFA Real Estate Securities Portfolio	—	—	124,753	727,117

There were no purchases or sales of long-term U.S. government securities by the Equity Portfolios.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$3,664	$66,040	$51,091	$3	$(1)	$18,615	1,609	$8	—

Total	$3,664	$66,040	$51,091	$3	$(1)	$18,615	1,609	$8	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$10,657	$58,528	$63,716	$(2)	$(2)	$5,465	473	$6	—

Total	$10,657	$58,528	$63,716	$(2)	$(2)	$5,465	473	$6	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$538,730	$2,053,812	$2,054,587	$(174)	$(17)	$537,764	46,491	$440	—

Total	$538,730	$2,053,812	$2,054,587	$(174)	$(17)	$537,764	46,491	$440	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$408,417	$2,264,235	$1,998,561	$(217)	$(19)	$673,855	58,257	$439	—

Total	$408,417	$2,264,235	$1,998,561	$(217)	$(19)	$673,855	58,257	$439	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$402,032	$1,908,499	$1,767,981	$(203)	$24	$542,371	46,889	$408	—

Total	$402,032	$1,908,499	$1,767,981	$(203)	$24	$542,371	46,889	$408	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$540,697	$2,481,225	$2,318,758	$(257)	$58	$702,965	60,773	$501	—

Total	$540,697	$2,481,225	$2,318,758	$(257)	$58	$702,965	60,773	$501	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$133,996	$767,965	$741,685	$(38)	$17	$160,255	13,855	$151	—

Total	$133,996	$767,965	$741,685	$(38)	$17	$160,255	13,855	$151	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$729,470	$3,082,992	$2,794,406	$(293)	$(7)	$1,017,756	87,988	$670	—

Total	$729,470	$3,082,992	$2,794,406	$(293)	$(7)	$1,017,756	87,988	$670	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$421,895	$1,188,342	$1,057,326	$(138)	$25	$552,798	47,791	$341	—

Total	$421,895	$1,188,342	$1,057,326	$(138)	$25	$552,798	47,791	$341	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	—	$41,801	$41,645	$(2)	—	$154	13	—	—

Total	—	$41,801	$41,645	$(2)	—	$154	13	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,190	$785,750	$841,445	$(105)	$(17)	$130,373	11,271	$136	—

Total	$186,190	$785,750	$841,445	$(105)	$(17)	$130,373	11,271	$136	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio 2020	$16,363	$18,585	—	$34,948
2021	13,853	16,475	—	30,328
U.S. Large Cap Equity Portfolio
2020	27,356	2,832	—	30,188

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2021	$27,774	—	—	$27,774
U.S. Large Cap Value Portfolio 2020	481,285	$553,382	—	1,034,667
2021	401,298	—	—	401,298
U.S. Targeted Value Portfolio
2020	144,747	273,175	—	417,922
2021	188,761	—	—	188,761
U.S. Small Cap Value Portfolio
2020	154,869	231,582	—	386,451
2021	282,350	—	—	282,350
U.S. Core Equity 1 Portfolio
2020	396,684	447,425	—	844,109
2021	396,375	—	—	396,375
U.S. Core Equity 2 Portfolio
2020	404,026	605,970	—	1,009,996
2021	403,126	—	—	403,126
U.S. Vector Equity Portfolio
2020	58,715	80,129	—	138,844
2021	59,880	—	—	59,880
U.S. Small Cap Portfolio
2020	160,316	405,787	—	566,103
2021	191,244	—	—	191,244
U.S. Micro Cap Portfolio
2020	49,023	132,276	—	181,299
2021	65,320	—	—	65,320
U.S. High Relative Profitability Portfolio
2020	40,427	—	—	40,427
2021	70,633	—	—	70,633
DFA Real Estate Securities Portfolio
2020	219,888	14,211	—	234,099
2021	222,133	28,472	—	250,605

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short- Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(6,335)	$(14,587)	$(20,922)
U.S. Large Cap Equity Portfolio	(1,828)	(5,298)	(7,126)
U.S. Large Cap Value Portfolio	(42,941)	(41,781)	(84,722)
U.S. Targeted Value Portfolio	(26,996)	(109,097)	(136,093)
U.S. Small Cap Value Portfolio	(32,234)	(168,043)	(200,277)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Core Equity 1 Portfolio	$(30,464)	$(45,998)	$(76,462)
U.S. Core Equity 2 Portfolio	(46,009)	(72,093)	(118,102)
U.S. Vector Equity Portfolio	(8,005)	(21,668)	(29,673)
U.S. Small Cap Portfolio	(7,371)	(121,832)	(129,203)
U.S. Micro Cap Portfolio	(1,852)	(60,415)	(62,267)
U.S. High Relative Profitability Portfolio	(8,260)	(2,281)	(10,541)
DFA Real Estate Securities Portfolio	(12,982)	—	(12,982)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$56,547	$76,606	$(2,366)	$130,787
U.S. Large Cap Equity Portfolio	—	65,510	1,118,349	1,183,859
U.S. Large Cap Value Portfolio	3,129	665,495	10,740,566	11,409,190
U.S. Targeted Value Portfolio	83,374	726,719	4,577,095	5,387,188
U.S. Small Cap Value Portfolio	123,325	1,148,146	5,786,050	7,057,521
U.S. Core Equity 1 Portfolio	—	865,683	19,656,685	20,522,368
U.S. Core Equity 2 Portfolio	25,049	1,246,047	20,369,182	21,640,278
U.S. Vector Equity Portfolio	14,515	309,253	2,739,749	3,063,517
U.S. Small Cap Portfolio	—	848,751	8,272,675	9,121,426
U.S. Micro Cap Portfolio	—	674,878	3,601,647	4,276,525
U.S. High Relative Profitability Portfolio	7,160	110,029	1,600,233	1,717,422
DFA Real Estate Securities Portfolio	93,898	96,126	5,118,441	5,308,465

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Equity Portfolio	$6,619
U.S. Large Cap Value Portfolio	505,285
U.S. Targeted Value Portfolio	195,289
U.S. Small Cap Value Portfolio	572,029
U.S. Core Equity 1 Portfolio	151,063
U.S. Core Equity 2 Portfolio	152,348
U.S. Vector Equity Portfolio	23,852
U.S. Small Cap Portfolio	295,476
U.S. Micro Cap Portfolio	27,303
U.S. High Relative Profitability Portfolio	22,636

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As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$349,005	$3,753	$(16,400)	$(12,647)
U.S. Large Cap Equity Portfolio	1,006,013	876,651	(25,402)	851,249
U.S. Large Cap Value Portfolio	14,897,885	8,923,310	—	8,923,310
U.S. Targeted Value Portfolio	8,775,328	4,130,417	(508,848)	3,621,569
U.S. Small Cap Value Portfolio	10,130,539	4,870,401	(451,805)	4,418,596
U.S. Core Equity 1 Portfolio	14,103,560	16,633,593	(586,406)	16,047,187
U.S. Core Equity 2 Portfolio	15,146,208	17,205,804	(594,448)	16,611,356
U.S. Vector Equity Portfolio	2,566,749	2,277,703	(135,849)	2,141,854
U.S. Small Cap Portfolio	9,146,403	6,197,881	(452,466)	5,745,415
U.S. Micro Cap Portfolio	4,522,357	2,715,501	(288,601)	2,426,900
U.S. High Relative Profitability Portfolio	4,095,369	1,305,389	(148,370)	1,157,019
DFA Real Estate Securities Portfolio	5,808,979	4,872,941	(249,171)	4,623,770

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$10,827	356	$40,799	1,490
Shares Issued in Lieu of Cash Distributions	4,907	168	889	32
Shares Redeemed	(50,264)	(1,639)	(28,559)	(1,012)

Net Increase (Decrease) — Class R1 Shares	$(34,530)	(1,115)	$13,129	510

Class R2 Shares
Shares Issued	$13,605	454	$17,230	605
Shares Issued in Lieu of Cash Distributions	5,001	172	922	34
Shares Redeemed	(18,986)	(636)	(31,502)	(1,173)

Net Increase (Decrease) — Class R2 Shares	$(380)	(10)	$(13,350)	(534)

Institutional Class Shares

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	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Shares Issued	$1,417,238	46,869	$2,355,064	82,989
Shares Issued in Lieu of Cash Distributions	843,039	28,771	179,495	6,573
Shares Redeemed	(1,787,136)	(59,128)	(4,429,257)	(160,274)

Net Increase (Decrease) — Institutional Class Shares	$473,141	16,512	$(1,894,698)	(70,712)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$184,612	$390,383
U.S. Targeted Value Portfolio	—	127,625
U.S. Small Cap Value Portfolio	—	176,846
U.S. Core Equity 1 Portfolio	—	277,038
U.S. Core Equity 2 Portfolio	—	289,858
U.S. Vector Equity Portfolio	—	38,482
U.S. Small Cap Portfolio	—	166,942
U.S. Micro Cap Portfolio	—	73,275
U.S. High Relative Profitability Portfolio	—	49,243
DFA Real Estate Securities Portfolio	—	105,836

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)
Enhanced U.S. Large Company Portfolio	$3,720	$3,720

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (2)	Equity Contracts*, (3)
Enhanced U.S. Large Company Portfolio	$(22,052)	$(20)	$(22,032)
U.S. Targeted Value Portfolio	(4,544)	—	(4,544)
U.S. Small Cap Value Portfolio	(10,735)	—	(10,735)
U.S. Core Equity 1 Portfolio	(7,361)	—	(7,361)
U.S. Core Equity 2 Portfolio	(7,785)	—	(7,785)
U.S. Vector Equity Portfolio	(1,054)	—	(1,054)
U.S. Small Cap Portfolio	(4,641)	—	(4,641)
U.S. Micro Cap Portfolio	(2,439)	—	(2,439)
U.S. High Relative Profitability Portfolio	(1,073)	—	(1,073)
DFA Real Estate Securities Portfolio	(5,699)	—	(5,699)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

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(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$(1,080)	$947	$(2,027)
U.S. Large Cap Equity Portfolio	(19)	—	(19)*
U.S. Targeted Value Portfolio	(1,152)	—	(1,152)
U.S. Small Cap Value Portfolio	7,482	—	7,482
U.S. Core Equity 1 Portfolio	(14,555)	—	(14,555)
U.S. Core Equity 2 Portfolio	(16,250)	—	(16,250)
U.S. Vector Equity Portfolio	(3,306)	—	(3,306)
U.S. Small Cap Portfolio	(3,353)	—	(3,353)
U.S. Micro Cap Portfolio	(7,358)	—	(7,358)
U.S. High Relative Profitability Portfolio	(4,610)	—	(4,610)
DFA Real Estate Securities Portfolio	326	—	326

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(28,387)	$6,330	$(34,717)
U.S. Targeted Value Portfolio	(7,306)	—	(7,306)
U.S. Small Cap Value Portfolio	(13,969)	—	(13,969)
U.S. Core Equity 1 Portfolio	(14,063)	—	(14,063)
U.S. Core Equity 2 Portfolio	(14,501)	—	(14,501)
U.S. Vector Equity Portfolio	(1,907)	—	(1,907)
U.S. Small Cap Portfolio	(10,329)	—	(10,329)
U.S. Micro Cap Portfolio	(4,297)	—	(4,297)
U.S. High Relative Profitability Portfolio	(2,015)	—	(2,015)
DFA Real Estate Securities Portfolio	(8,097)	—	(8,097)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolio had limited activity in futures contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$2,455	$2,455	—	—	—	$2,455	—	—	—	—	—	—
HSBC Bank	1,256	1,256	—	—	—	1,256	—	—	—	—	—	—
Bank of America Corp.	—	—	—	—	—	—	$6	$6	—	—	—	$6
Citibank, N.A.	—	—	—	—	—	—	1	1	—	—	—	1
UBS AG	8	8	$(8)	—	—	—	12	12	$(8)	—	—	4

Total	$3,719	$3,719	$(8)	—	—	$3,711	$19	$19	$(8)	—	—	$11

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

83

parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Cap Equity Portfolio	0.96%	$8,865	4	$1	$16,742	—
U.S. Vector Equity Portfolio	1.08%	1,245	4	—	1,245	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Cap Equity Portfolio	Borrower	0.44%	$50,231	4	$2	$51,969	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

84

For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$6,658	$24,911	$3,377
U.S. Targeted Value Portfolio	127,752	67,301	(12,194)
U.S. Small Cap Value Portfolio	229,919	129,047	51,241
U.S. Core Equity 1 Portfolio	64,766	86,004	13,658
U.S. Core Equity 2 Portfolio	49,442	39,127	13,812
U.S. Vector Equity Portfolio	24,053	13,267	6,550
U.S. Small Cap Portfolio	44,058	166,795	23,452
U.S. Micro Cap Portfolio	65,668	24,958	5,835
U.S. High Relative Profitability Portfolio	52,514	44,114	4,115
DFA Real Estate Securities Portfolio	21	42,775	8,856

K. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$34,165
U.S. Targeted Value Portfolio	164,612
U.S. Small Cap Value Portfolio	239,058
U.S. Core Equity 1 Portfolio	521,890
U.S. Core Equity 2 Portfolio	559,561
U.S. Vector Equity Portfolio	83,009
U.S. Small Cap Portfolio	383,769
U.S. Micro Cap Portfolio	168,281
U.S. High Relative Profitability Portfolio	1,522
DFA Real Estate Securities Portfolio	165,512

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

85

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$18,613	—	—	—	$18,613
U.S. Large Cap Equity Portfolio
Common Stocks	5,478	—	—	—	5,478
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	538,165	—	—	—	538,165
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	674,013	—	—	—	674,013
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	542,845	—	—	—	542,845
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	703,434	—	—	—	703,434
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	160,320	—	—	—	160,320
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	1,018,401	—	—	—	1,018,401
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	552,909	—	—	—	552,909
U.S. High Relative Profitability Portfolio
Common Stocks	156	—	—	—	156

86

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Real Estate Securities Portfolio
Common Stocks	$130,624	—	—	—	$130,624

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

During the six months ended April 30, 2022, the Portfolio listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Micro Cap Portfolio	$21,523

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

87

On December 3, 2020, the SEC adopted new Rule 2a-5 (the _Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

P. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

Q. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	67%
U.S. Large Cap Equity Portfolio-Institutional Class	4	85%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	6	87%
U.S. Targeted Value Portfolio-Class R2	6	91%
U.S. Targeted Value Portfolio-Institutional Class	3	56%
U.S. Small Cap Value Portfolio-Institutional Class	4	75%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	83%
U.S. Vector Equity Portfolio-Institutional Class	4	82%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	79%
U.S. High Relative Profitability Portfolio-Institutional Class	3	87%
DFA Real Estate Securities Portfolio-Institutional Class	4	69%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

R. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

88

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

89

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,230.70	0.31%	$1.71

90

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.7%
Communications	1.9%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	6.0%
Energy	5.7%
Financial	30.1%
Foreign Government	3.7%
Industrial	2.7%
Supranational	1.5%
Technology	2.8%
U.S. Government	38.1%
Utilities	1.9%

100.0%

92

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (60.6%)
AUSTRALIA — (2.5%)
APT Pipelines Ltd.
4.200%, 03/23/25		4,000	$4,008,360
Bank of New Zealand
Ω 3.500%, 02/20/24		5,250	5,270,276
Glencore Funding LLC
4.125%, 03/12/24		2,225	2,234,549
4.625%, 04/29/24		7,350	7,437,238
Macquarie Bank Ltd.
Ω 2.300%, 01/22/25		2,390	2,309,026
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	13,500	10,030,203
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	4,800	3,608,250
Westpac Banking Corp.
3.250%, 11/16/23	AUD	10,000	7,094,901

TOTAL AUSTRALIA			41,992,803

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		1,500	1,417,825

CANADA — (8.8%)
Bank of Montreal
2.500%, 06/28/24		3,000	2,947,516
0.625%, 07/09/24		1,350	1,270,680
Bank of Montreal, Floating Rate Note
(r) SOFR + 0.350%, FRN,
0.592%, 12/08/23		7,525	7,481,300
#(r) SOFR + 0.320%, FRN,
0.422%, 07/09/24		2,000	1,977,708
Bank of Nova Scotia
# 0.700%, 04/15/24		11,620	11,046,377
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
#(r) 0.660%, 07/31/24		1,000	992,759
Brookfield Asset Management, Inc.
4.000%, 01/15/25		6,200	6,263,134
Canadian Imperial Bank of Commerce
3.100%, 04/02/24		4,500	4,476,171
1.000%, 10/18/24		5,000	4,698,116
2.250%, 01/28/25		5,000	4,812,327

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate
Note, SOFR + 0.400%, FRN
(r) 0.656%, 12/14/23		3,000	$2,989,260
Canadian Natural Resources Ltd.
2.950%, 01/15/23		750	751,219
# 3.900%, 02/01/25		8,300	8,310,095
Enbridge, Inc.
4.000%, 10/01/23		7,000	7,066,798
# 2.500%, 01/15/25		2,000	1,939,658
ITC Holdings Corp.
3.650%, 06/15/24		9,000	8,984,963
National Bank of Canada
2.100%, 02/01/23		2,500	2,488,661
0.750%, 08/06/24		9,350	8,784,832
Quebec, Province of Canada
4.200%, 03/10/25	AUD	2,000	1,438,420
Royal Bank of Canada
2.333%, 12/05/23	CAD	25,000	19,186,549
0.650%, 07/29/24		1,750	1,644,810
Royal Bank of Canada, Floating Rate Note
#(r) SOFR + 0.300%, FRN,
0.420%, 01/19/24		1,950	1,935,858
#(r) SOFR + 0.360%, FRN,
0.512%, 07/29/24		7,750	7,708,617
Suncor Energy, Inc.
2.800%, 05/15/23		6,900	6,877,466
Thomson Reuters Corp.
3.850%, 09/29/24		5,000	5,009,861
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	10,000	7,669,326
3.250%, 03/11/24		1,750	1,750,219
0.700%, 09/10/24		4,500	4,237,208
Toronto-Dominion Bank,
Floating Rate Note, SOFR
+ 0.240%, FRN
(r) 0.522%, 01/06/23		3,296	3,290,595

TOTAL CANADA			148,030,503

DENMARK — (0.4%)
Danske Bank AS
5.375%, 01/12/24		6,132	6,254,292
5.375%, 01/12/24		1,000	1,019,943

TOTAL DENMARK			7,274,235

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (2.9%)
BNP Paribas SA
Ω 2.950%,05/23/22		2,000	$2,001,786
#Ω 3.375%,01/09/25		7,000	6,875,629
BPCE SA
# 4.000%,04/15/24		500	504,895
# 2.375%,01/14/25		7,985	7,633,793
Credit Agricole SA
3.875%, 04/15/24		3,550	3,571,967
# 3.250%,10/04/24		5,000	4,950,869
Societe Generale SA
#Ω 3.875%,03/28/24		10,500	10,461,465
Total Capital International SA
# 3.750%,04/10/24		13,004	13,132,536

TOTAL FRANCE			49,132,940

GERMANY — (3.0%)
Bayer U.S. Finance II LLC
Ω 3.875%,12/15/23		3,500	3,527,735
Bayer U.S. Finance LLC
3.375%, 10/08/24		6,000	5,933,506
BMW U.S. Capital LLC
#Ω 0.800%,04/01/24		2,000	1,909,671
0.750%, 08/12/24		2,290	2,168,043
BMW U.S. Capital LLC,
Floating Rate Note, SOFR
+ 0.530%, FRN
(r)Ω 0.800%,04/01/24		8,000	7,987,672
Daimler Finance North
America LLC
Ω 2.550%,08/15/22		1,100	1,101,633
Ω 2.125%,03/10/25		5,000	4,778,588
Deutsche Bank AG
3.950%, 02/27/23		1,695	1,704,894
Kreditanstalt fuer Wiederaufbau
5.000%, 03/19/24	AUD	2,000	1,466,963
1.500%, 07/24/24	AUD	8,800	6,010,975
Landwirtschaftliche Rentenbank
4.750%, 04/08/24	AUD	10,000	7,304,751
NRW Bank
1.600%, 07/31/24	AUD	4,000	2,724,157
Volkswagen Group of
America Finance LLC
Ω 2.700%,09/26/22		4,000	3,998,756

TOTAL GERMANY			50,617,344

IRELAND — (0.6%)

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
# 4.875%,01/16/24		7,500	7,542,585

		Face Amount^	Value†
		(000)
IRELAND — (Continued)
2.875%, 08/14/24		2,450	$2,356,663

TOTAL IRELAND			9,899,248

ITALY —(0.5%)
Republic of Italy Government International Bond
0.875%, 05/06/24		8,000	7,610,352

JAPAN — (5.6%)
Aircastle Ltd.
# 4.125%, 05/01/24		8,900	8,853,360
American Honda Finance Corp.
1.950%, 05/20/22		1,500	1,500,631
3.550%, 01/12/24		3,000	3,020,304
0.550%, 07/12/24		10,000	9,442,074
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25		9,600	9,204,984
Mizuho Financial Group, Inc.
# 2.601%,09/11/22		2,173	2,178,081
MUFG Bank Ltd.
Ω 3.250%,09/08/24		2,000	1,982,684
Nissan Motor Acceptance Co. LLC
1.125%, 09/16/24		6,750	6,272,958
Nissan Motor Co. Ltd.
3.043%, 09/15/23		3,801	3,763,428
Nomura Holdings, Inc.
2.648%, 01/16/25		8,390	8,124,688
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		9,500	9,310,502
2.348%, 01/15/25		5,500	5,288,779
Sumitomo Mitsui Trust Bank Ltd.
#Ω 0.800%,09/12/23		12,500	12,108,445
#Ω 0.850%,03/25/24		750	714,103
Toyota Motor Credit Corp.
2.500%, 03/22/24		10,000	9,891,639
0.625%, 09/13/24		2,000	1,886,524

TOTAL JAPAN			93,543,184

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
2.625%, 07/22/24		6,940	6,799,091
ING Groep NV
3.550%, 04/09/24		5,000	4,989,836

TOTAL NETHERLANDS			11,788,927

NEW ZEALAND — (1.7%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	45,900	28,007,070

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NEW ZEALAND — (Continued)
New Zealand Local
Government Funding Agency Bond
2.250%, 04/15/24 NZD		1,500	$939,063

TOTAL NEW ZEALAND			28,946,133

SPAIN — (0.8%)
Banco Santander SA
3.496%, 03/24/25		7,000	6,886,265
Santander Holdings USA, Inc.
3.400%, 01/18/23		2,000	2,005,513
# 3.500%, 06/07/24		5,000	4,969,210

TOTAL SPAIN			13,860,988

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
African Development Bank
4.750%, 03/06/24	AUD	12,000	9,178,331
Asian Development Bank
1.100%, 08/15/24	AUD	6,200	4,191,458
European Investment Bank
4.750%, 08/07/24	AUD	1,000	732,454
Inter-American Development Bank
4.750%, 08/27/24	AUD	1,000	732,593
Nordic Investment Bank
4.750%, 02/28/24	AUD	3,300	2,406,795
0.375%, 09/20/24		7,550	7,116,856

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,358,487

SWEDEN — (2.1%)
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24		26,136	24,496,311
Svensk Exportkredit AB
0.625%, 10/07/24		10,600	10,030,250

TOTAL SWEDEN			34,526,561

SWITZERLAND — (1.0%)
Credit Suisse AG
3.625%, 09/09/24		6,560	6,546,700
UBS AG, Floating Rate Note, SOFR + 0.360%, FRN
(r)Ω 0.536%, 02/09/24		11,000	10,957,056

TOTAL SWITZERLAND			17,503,756

UNITED KINGDOM — (2.7%)
BAT Capital Corp.
3.222%, 08/15/24		9,200	9,072,130

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
BP Capital Markets PLC
3.814%, 02/10/24	13,500	$13,617,915
CNH Industrial Capital LLC
1.950%, 07/02/23	4,000	3,937,762
HSBC Holdings PLC
3.600%, 05/25/23	3,200	3,223,819
NatWest Markets PLC
#Ω 2.375%, 05/21/23	2,900	2,869,623
Ω 0.800%, 08/12/24	12,000	11,231,044
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/24	658	649,148

TOTAL UNITED KINGDOM		44,601,441

UNITED STATES — (25.8%)
AbbVie, Inc.
# 2.900%, 11/06/22	6,500	6,517,251
Aetna, Inc.
# 2.750%, 11/15/22	886	887,443
3.500%, 11/15/24	1,600	1,597,780
Air Lease Corp.
2.250%, 01/15/23	2,414	2,405,091
Ally Financial, Inc.
3.875%, 05/21/24	2,500	2,508,600
5.125%, 09/30/24	7,000	7,205,461
American Express Co.
2.500%, 08/01/22	3,569	3,574,797
2.250%, 03/04/25	10,000	9,643,980
American Tower Corp.
3.375%, 05/15/24	1,900	1,894,535
Ameriprise Financial, Inc.
3.000%, 04/02/25	5,000	4,937,796
Anthem, Inc.
2.375%, 01/15/25	11,000	10,651,408
Ares Capital Corp.
4.200%, 06/10/24	9,500	9,505,978
Arrow Electronics, Inc.
3.250%, 09/08/24	1,500	1,483,082
AT&T, Inc.
# 3.950%, 01/15/25	3,000	3,051,038
Bank of America Corp.
# 3.300%, 01/11/23	5,000	5,040,216
# 4.125%, 01/22/24	5,000	5,072,800
Boeing Co.
2.200%, 10/30/22	3,500	3,490,022
Boeing Co. (The)
# 2.800%, 03/01/23	4,000	3,982,881
Booking Holdings, Inc.
# 3.650%, 03/15/25	10,000	10,018,035
Boston Scientific Corp.
# 3.450%, 03/01/24	875	875,899

95

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24	8,000	$8,041,625
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	2,000	2,006,212
Campbell Soup Co.
3.300%, 03/19/25	10,000	9,878,847
Capital One Financial Corp.
# 3.300%, 10/30/24	1,486	1,466,934
# 3.200%, 02/05/25	6,400	6,289,900
Cardinal Health, Inc.
# 3.079%, 06/15/24	9,750	9,660,996
Carrier Global Corp.
2.242%, 02/15/25	1,244	1,190,830
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.770%, 03/18/24	3,073	3,069,138
Cigna Corp.
3.750%, 07/15/23	1,163	1,172,916
Cintas Corp. No. 2
3.450%, 05/01/25	2,200	2,190,746
CNA Financial Corp.
3.950%, 05/15/24	2,000	2,012,320
Discovery Communications LLC
# 3.800%, 03/13/24	8,000	7,999,949
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	1,827	1,782,821
eBay, Inc.
2.750%, 01/30/23	3,800	3,804,136
Edison International
2.400%, 09/15/22	2,400	2,391,050
2.950%, 03/15/23	1,522	1,516,642
3.550%, 11/15/24	2,000	1,975,973
4.950%, 04/15/25	3,000	3,052,111
Energy Transfer LP/Regency Energy Finance Corp.
4.500%, 11/01/23	9,000	9,080,944
Fiserv, Inc.
# 2.750%, 07/01/24	5,000	4,923,301
General Motors Financial Co., Inc.
3.550%, 07/08/22	1,088	1,091,942
# 3.250%, 01/05/23	4,350	4,367,974
5.100%, 01/17/24	2,000	2,044,826
# 1.200%, 10/15/24	2,000	1,877,505
Georgia-Pacific LLC
3.600%, 03/01/25	2,000	2,001,309
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	4,361	4,348,684
Global Payments, Inc.
3.750%, 06/01/23	4,000	4,018,802

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.650%, 02/15/25	3,000	$2,894,974
Goldman Sachs Group, Inc.
# 3.200%, 02/23/23	4,500	4,515,843
3.500%, 01/23/25	5,000	4,952,704
Goldman Sachs Group, Inc. (The)
# 3.625%, 01/22/23	1,503	1,514,265
Harley-Davidson Financial Services, Inc.
3.350%, 02/15/23	1,200	1,200,111
Hewlett Packard Enterprise Co.
1.450%, 04/01/24	10,750	10,358,501
International Business Machines Corp.
3.625%, 02/12/24	1,750	1,763,764
3.000%, 05/15/24	11,000	10,947,191
John Deere Capital Corp.
# 2.050%, 01/09/25	7,000	6,802,062
JPMorgan Chase & Co.
3.250%, 09/23/22	4,112	4,135,563
3.625%, 05/13/24	493	497,070
# 3.125%, 01/23/25	8,500	8,403,392
Kinder Morgan EnergyPartners LP
3.950%, 09/01/22	2,120	2,121,602
Kinder Morgan, Inc.
#Ω 5.625%, 11/15/23	4,336	4,443,356
Laboratory Corp. of America Holdings
3.600%, 02/01/25	763	759,459
Lennar Corp.
# 4.500%, 04/30/24	5,000	5,073,701
LyondellBasell Industries NV
5.750%, 04/15/24	570	589,409
Marathon Petroleum Corp.
# 3.625%, 09/15/24	5,000	4,975,139
Medtronic, Inc.
3.500%, 03/15/25	5,000	5,016,416
Morgan Stanley
3.125%, 01/23/23	7,700	7,730,300
3.875%, 04/29/24	7,253	7,301,828
MPLX LP
4.875%, 12/01/24	3,750	3,821,836
Mylan, Inc.
3.125%, 01/15/23	5,000	5,000,741
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
#(r) 0.764%, 03/01/23	7,000	6,991,716
Nuveen Finance LLC
4.125%, 11/01/24	11,250	11,313,038

96

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Oracle Corp.
# 2.950%, 11/15/24	10,000	$9,793,746
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.250%, 01/17/23	4,000	4,037,320
4.125%, 08/01/23	2,022	2,036,147
Raytheon Technologies Corp.
# 3.200%, 03/15/24	4,040	4,047,091
Ryder System, Inc.
# 3.650%, 03/18/24	8,033	8,005,054
Schlumberger Holdings Corp.
#Ω 3.750%, 05/01/24	7,600	7,646,158
Simon Property Group LP
2.000%, 09/13/24	7,937	7,692,939
Southwest Airlines Co.
4.750%, 05/04/23	4,750	4,832,832
Stellantis NV
5.250%, 04/15/23	7,040	7,158,906
UnitedHealth Group, Inc.
# 3.500%, 02/15/24	12,000	12,097,622
Unum Group
4.000%, 03/15/24	1,119	1,125,654
Ventas Realty LP
2.650%, 01/15/25	1,000	968,292
# 3.500%, 02/01/25	9,600	9,503,055
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.772%, 03/22/24	811	809,495
Vornado Realty LP
3.500%, 01/15/25	8,357	8,261,823
Waste Management, Inc.
2.400%, 05/15/23	2,207	2,197,893
Wells Fargo & Co.
# 3.300%, 09/09/24	10,000	9,963,665
3.000%, 02/19/25	5,000	4,910,121

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Williams Cos., Inc.
3.350%, 08/15/22	995	$995,379
Williams Cos., Inc. (The)
3.700%, 01/15/23	7,000	7,031,529
3.900%, 01/15/25	1,500	1,496,506

TOTAL UNITED STATES		435,337,734

TOTAL BONDS		1,020,442,461

U.S. TREASURY OBLIGATIONS — (37.3%)
U.S. Treasury Note
~« 0.250%, 06/15/24	46,000	43,626,328
U.S. Treasury Notes
0.125%, 08/31/23	64,000	62,047,500
~« 0.125%, 09/15/23	62,000	60,069,766
0.500%, 11/30/23	160,000	154,843,750
0.750%, 12/31/23	14,000	13,572,344
0.875%, 01/31/24	14,000	13,575,625
~« 0.375%,04/15/24	145,500	139,054,804
0.250%, 05/15/24	117,000	111,264,258
~« 0.375%,08/15/24	33,000	31,224,961

TOTAL U.S. TREASURY OBLIGATIONS		629,279,336

TOTAL INVESTMENT SECURITIES (Cost $1,702,293,539)		1,649,721,797

	Shares
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	3,036,114	35,118,732

TOTAL INVESTMENTS (100.0%) (Cost $1,737,412,681)		$1,684,840,529

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	31,400,534	NZD	45,232,274	HSBC Bank	05/02/22	$2,198,583
USD	28,976,705	NZD	44,833,448	Bank of America Corp.	06/02/22	30,919
USD	53,108,314	NOK	476,653,713	HSBC Bank	06/14/22	2,283,299
USD	11,562,968	AUD	16,175,916	HSBC Bank	07/08/22	120,411
USD	11,408,906	AUD	16,060,557	Royal Bank of Scotland	07/08/22	47,951
USD	35,834,606	AUD	48,771,627	State Street Bank and Trust	07/08/22	1,334,418

97

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	49,501,131	CAD	62,665,298	State Street Bank and Trust	07/12/22	$732,853

Total Appreciation						$6,748,434
NZD	45,232,274	USD	29,238,594	Bank of America Corp.	05/02/22	$(36,643)
NOK	246,072,116	USD	28,173,917	HSBC Bank	06/14/22	(1,935,542)
NOK	230,581,597	USD	26,511,399	Royal Bank of Scotland	06/14/22	(1,924,759)
CAD	27,867,258	USD	21,712,183	BNY Mellon	07/12/22	(24,931)

Total (Depreciation)						$(3,921,875)

Total Appreciation (Depreciation)						$2,826,559

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	128	07/14/22	$ 4,730,716	$5,206,400	$475,684
CBOT Soybean Futures	58	07/14/22	4,630,342	4,885,775	255,433
CBOT Soybean Meal Futures	59	07/14/22	2,647,637	2,550,570	(97,067)
CBOT Soybean Oil Futures	62	07/14/22	2,640,224	3,131,496	491,272
CBOT Wheat Futures	53	07/14/22	2,694,074	2,797,737	103,663
CME Lean Hogs Futures	36	06/14/22	1,705,810	1,531,800	(174,010)
CME Live Cattle Futures	95	06/30/22	2,087,316	2,037,560	(49,756)
CME Live Cattle Futures	45	06/30/22	2,465,756	2,387,700	(78,056)
COMEX Copper Futures	34	07/27/22	4,046,890	3,747,225	(299,665)
Comex Gold 100 Troy Oz. Futures	58	06/28/22	11,274,033	11,087,860	(186,173)
Ice Brent Crude Oil Futures	59	05/31/22	6,114,428	6,321,261	206,833
ICE Gasoil Futures	26	07/12/22	2,500,040	2,859,350	359,310
KCBT Hard Red Winter Wheat Futures	30	07/14/22	1,633,962	1,658,625	24,663
LME Nickel Futures	18	05/16/22	2,486,643	3,428,676	942,033
LME Nickel Futures	15	07/18/22	3,024,572	2,859,030	(165,542)
LME Primary Aluminium Futures	69	05/16/22	5,521,755	5,236,238	(285,517)
LME Primary Aluminum Futures	40	07/18/22	3,365,868	3,050,250	(315,618)
LME Silver Futures	29	07/27/22	3,583,494	3,347,325	(236,169)
LME Zinc Futures	41	05/16/22	3,808,117	4,244,781	436,664
LME Zinc Futures	24	07/18/22	2,512,608	2,467,650	(44,958)
NYBOT CSC ’C’ Coffee Futures	22	07/19/22	1,865,425	1,832,325	(33,100)
NYBOT CTN No. 2 Cotton Futures	18	07/07/22	1,203,010	1,310,670	107,660
NYMEX Henry Hub Natural Gas Futures	149	06/28/22	9,351,393	10,958,950	1,607,557
NYMEX NY Harbor ULSD Futures	14	06/30/22	1,900,035	2,174,130	274,095
RBOB Gasoline Futures	15	06/30/22	1,961,652	2,125,872	164,220
WTI Crude Futures	70	06/21/22	7,030,505	7,205,800	175,295

Total			$96,786,305	$100,445,056	$3,658,751
Short Position contracts:
LME Nickel Futures	(18)	05/16/22	(3,410,235)	(3,428,676)	(18,441)
LME Primary Aluminum Futures.	(69)	05/16/22	(5,824,156)	(5,236,238)	587,918
LME Zinc Futures	(41)	05/16/22	(4,094,322)	(4,244,781)	(150,459)
Total			$(13,328,713)	$(12,909,695)	$419,018

Total Futures Contracts			$83,457,592	$87,535,361	$4,077,769

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM			3 Month USD UST 13-Week Bill High
Total Return Index (1)	Bank of America Corp.	USD 196,347,423	Discount Rate plus 0.14%	06/28/22	—	—	$(635,675)	$(635,675)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD 203,554,365	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/28/22	—	—	(665,538)	(665,538)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD 264,113,213	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	06/28/22	—	—	(861,180)	(861,180)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD 101,300,151	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/28/22	—	—	(233,103)	(233,103)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD 276,927,633	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/26/22	—	—	5,967,216	5,967,216
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD 236,541,428	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/26/22	—	—	4,854,430	4,854,430
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD 555,897,428	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/29/22	—	—	(888,698)	(888,698)

Total					—	—	$7,537,452	$7,537,452

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$7,012,800
CBOT Corn Futures	5.93%	11,652,593
NYMEX Light Sweet Crude Oil Futures	8.26%	16,226,421
ICE Brent Crude Oil Futures	6.92%	13,596,189
NYBOT CTN No. 2 Cotton Futures	1.50%	2,952,375
COMEX Gold 100 Troy Oz. Futures	12.67%	24,875,131
COMEX Copper Futures	4.31%	8,455,257

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
NYMEX NY Harbor ULSD Futures	2.44%	4,793,971
NYBOT CSC ’C’ Coffee Futures	2.06%	4,053,559
KCBT Hard Red Winter Wheat Futures	1.89%	3,703,341
LME Primary Aluminum Futures	3.49%	6,858,074
CME Live Cattle Futures	2.78%	5,456,084
CME Lean Hogs Futures	1.83%	3,600,671
LME Nickel Futures	3.33%	6,531,294
LME Zinc Futures	2.84%	5,571,755
NYMEX Henry Hub Natural Gas Futures	12.56%	24,664,223
ICE Gasoil Futures	3.26%	6,405,864
CBOT Soybean Futures	5.54%	10,876,533
NYBOT CSC No. 11 World Sugar Futures	2.32%	4,551,254
COMEX Silver Futures	3.89%	7,640,115
CBOT Soybean Meal Futures	2.92%	5,728,055
CBOT Wheat Futures	3.17%	6,232,039
NYMEX Reformulated Gasoline Blend Futures	2.50%	4,909,825

Total Notional Amount		$196,347,423

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$8,710,539
CBOT Corn Futures	7.15%	14,548,584
NYMEX Light Sweet Crude Oil Futures	8.14%	16,560,491
ICE Brent Crude Oil Futures	7.09%	14,433,604
NYBOT CTN No. 2 Cotton Futures	1.73%	3,525,527
COMEX Gold 100 Troy Oz. Futures	10.15%	20,654,631
COMEX Copper Futures	3.45%	7,032,310
NYMEX NY Harbor ULSD Futures	2.94%	5,990,466
NYBOT CSC ’C’ Coffee Futures	1.66%	3,374,332
KCBT Hard Red Winter Wheat Futures	1.91%	3,892,474
LME Primary Aluminum Futures	3.52%	7,167,972
CME Live Cattle Futures	2.20%	4,482,081
CME Lean Hogs Futures	2.27%	4,619,861
LME Nickel Futures	2.67%	5,442,067
LME Zinc Futures	2.87%	5,831,930
NYMEX Henry Hub Natural Gas Futures	12.62%	25,671,629
ICE Gasoil Futures	3.93%	8,004,660
CBOT Soybean Futures	6.73%	13,703,293
NYBOT CSC No. 11 World Sugar Futures	1.86%	3,791,447
COMEX Silver Futures	3.13%	6,364,640
CBOT Soybean Meal Futures	3.57%	7,268,308
CBOT Wheat Futures	3.21%	6,538,353
NYMEX Reformulated Gasoline Blend Futures	2.92%	5,945,166

Total Notional Amount		$203,554,365

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$11,301,986
CBOT Corn Futures	7.15%	18,876,889
NYMEX Light Sweet Crude Oil Futures	8.14%	21,487,353
ICE Brent Crude Oil Futures	7.09%	18,727,702
NYBOT CTN No. 2 Cotton Futures	1.73%	4,574,395
COMEX Gold 100 Troy Oz. Futures	10.15%	26,799,528
COMEX Copper Futures	3.45%	9,124,471
NYMEX NY Harbor ULSD Futures	2.94%	7,772,672
NYBOT CSC ’C’ Coffee Futures	1.66%	4,378,219
KCBT Hard Red Winter Wheat Futures	1.91%	5,050,512
LME Primary Aluminum Futures	3.52%	9,300,494
CME Live Cattle Futures	2.20%	5,815,531
CME Lean Hogs Futures	2.27%	5,994,302
LME Nickel Futures	2.67%	7,061,120
LME Zinc Futures	2.87%	7,566,970
NYMEX Henry Hub Natural Gas Futures	12.62%	33,309,120
ICE Gasoil Futures	3.93%	10,386,103
CBOT Soybean Futures	6.73%	17,780,119
NYBOT CSC No. 11 World Sugar Futures	1.86%	4,919,429
COMEX Silver Futures	3.13%	8,258,165
CBOT Soybean Meal Futures	3.57%	9,430,680
CBOT Wheat Futures	3.21%	8,483,558
NYMEX Reformulated Gasoline Blend Futures	2.92%	7,713,895

Total Notional Amount		$264,113,213

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$3,618,065
CBOT Corn Futures	5.93%	6,011,841
NYMEX Light Sweet Crude Oil Futures	8.26%	8,371,584
ICE Brent Crude Oil Futures	6.92%	7,014,586
NYBOT CTN No. 2 Cotton Futures	1.50%	1,523,198
COMEX Gold 100 Troy Oz. Futures	12.67%	12,833,654
COMEX Copper Futures	4.31%	4,362,262
NYMEX NY Harbor ULSD Futures	2.44%	2,473,320
NYBOT CSC ’C’ Coffee Futures	2.06%	2,091,324
KCBT Hard Red Winter Wheat Futures	1.89%	1,910,639
LME Primary Aluminum Futures	3.49%	3,538,238
CME Live Cattle Futures	2.78%	2,814,919
CME Lean Hogs Futures	1.83%	1,857,669
LME Nickel Futures	3.33%	3,369,645
LME Zinc Futures	2.84%	2,874,596
NYMEX Henry Hub Natural Gas Futures	12.56%	12,724,840
ICE Gasoil Futures	3.26%	3,304,932
CBOT Soybean Futures	5.54%	5,611,453
NYBOT CSC No. 11 World Sugar Futures	2.32%	2,348,096
COMEX Silver Futures	3.89%	3,941,711
CBOT Soybean Meal Futures	2.92%	2,955,235

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	3.17%	3,215,252
NYMEX Reformulated Gasoline Blend Futures	2.50%	2,533,092

Total Notional Amount		$101,300,151

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$11,850,343
CBOT Corn Futures	7.15%	19,792,771
NYMEX Light Sweet Crude Oil Futures	8.14%	22,529,890
ICE Brent Crude Oil Futures	7.09%	19,636,345
NYBOT CTN No. 2 Cotton Futures	1.73%	4,796,339
COMEX Gold 100 Troy Oz. Futures	10.15%	28,099,805
COMEX Copper Futures	3.45%	9,567,178
NYMEX NY Harbor ULSD Futures	2.94%	8,149,791
NYBOT CSC ’C’ Coffee Futures	1.66%	4,590,644
KCBT Hard Red Winter Wheat Futures	1.91%	5,295,556
LME Primary Aluminum Futures	3.52%	9,751,742
CME Live Cattle Futures	2.20%	6,097,693
CME Lean Hogs Futures	2.27%	6,285,138
LME Nickel Futures	2.67%	7,403,716
LME Zinc Futures	2.87%	7,934,110
NYMEX Henry Hub Natural Gas Futures	12.62%	34,925,233
ICE Gasoil Futures	3.93%	10,890,023
CBOT Soybean Futures	6.73%	18,642,787
NYBOT CSC No. 11 World Sugar Futures	1.86%	5,158,113
COMEX Silver Futures	3.13%	8,658,840
CBOT Soybean Meal Futures	3.57%	9,888,244
CBOT Wheat Futures	3.21%	8,895,169
NYMEX Reformulated Gasoline Blend Futures	2.92%	8,088,163

Total Notional Amount		$276,927,633

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$8,448,380
CBOT Corn Futures	5.93%	14,037,979
NYMEX Light Sweet Crude Oil Futures	8.26%	19,548,109
ICE Brent Crude Oil Futures	6.92%	16,379,446
NYBOT CTN No. 2 Cotton Futures	1.50%	3,556,751
COMEX Gold 100 Troy Oz. Futures	12.67%	29,967,284
COMEX Copper Futures	4.31%	10,186,121
NYMEX NY Harbor ULSD Futures	2.44%	5,775,338
NYBOT CSC ’C’ Coffee Futures	2.06%	4,883,357
KCBT Hard Red Winter Wheat Futures	1.89%	4,461,447
LME Primary Aluminum Futures	3.49%	8,261,981
CME Live Cattle Futures	2.78%	6,572,991
CME Lean Hogs Futures	1.83%	4,337,759

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Nickel Futures	3.33%	7,868,306
LME Zinc Futures	2.84%	6,712,341
NYMEX Henry Hub Natural Gas Futures	12.56%	29,713,201
ICE Gasoil Futures	3.26%	7,717,199
CBOT Soybean Futures	5.54%	13,103,053
NYBOT CSC No. 11 World Sugar Futures	2.32%	5,482,935
COMEX Silver Futures	3.89%	9,204,113
CBOT Soybean Meal Futures	2.92%	6,900,637
CBOT Wheat Futures	3.17%	7,507,791
NYMEX Reformulated Gasoline Blend Futures	2.50%	5,914,909

Total Notional Amount		$236,541,428

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$19,854,589
CBOT Corn Futures	5.93%	32,990,739
NYMEX Light Sweet Crude Oil Futures	8.26%	45,940,129
ICE Brent Crude Oil Futures	6.92%	38,493,433
NYBOT CTN No. 2 Cotton Futures	1.50%	8,358,743
COMEX Gold 100 Troy Oz. Futures	12.67%	70,426,299
COMEX Copper Futures	4.31%	23,938,464
NYMEX NY Harbor ULSD Futures	2.44%	13,572,657
NYBOT CSC ’C’ Coffee Futures	2.06%	11,476,406
KCBT Hard Red Winter Wheat Futures	1.89%	10,484,873
LME Primary Aluminum Futures	3.49%	19,416,532
CME Live Cattle Futures	2.78%	15,447,225
CME Lean Hogs Futures	1.83%	10,194,193
LME Nickel Futures	3.33%	18,491,352
LME Zinc Futures	2.84%	15,774,712
NYMEX Henry Hub Natural Gas Futures	12.56%	69,829,172
ICE Gasoil Futures	3.26%	18,136,236
CBOT Soybean Futures	5.54%	30,793,562
NYBOT CSC No. 11 World Sugar Futures	2.32%	12,885,477
COMEX Silver Futures	3.89%	21,630,640
CBOT Soybean Meal Futures	2.92%	16,217,229
CBOT Wheat Futures	3.17%	17,644,104
NYMEX Reformulated Gasoline Blend Futures	2.50%	13,900,662

Total Notional Amount		$555,897,428

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$41,992,803	—	$41,992,803
Austria	—	1,417,825	—	1,417,825
Canada	—	148,030,503	—	148,030,503

103

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$7,274,235	—	$7,274,235
France	—	49,132,940	—	49,132,940
Germany	—	50,617,344	—	50,617,344
Ireland	—	9,899,248	—	9,899,248
Italy	—	7,610,352	—	7,610,352
Japan	—	93,543,184	—	93,543,184
Netherlands	—	11,788,927	—	11,788,927
New Zealand	—	28,946,133	—	28,946,133
Spain	—	13,860,988	—	13,860,988
Supranational Organization Obligations	—	24,358,487	—	24,358,487
Sweden	—	34,526,561	—	34,526,561
Switzerland	—	17,503,756	—	17,503,756
United Kingdom	—	44,601,441	—	44,601,441
United States	—	435,337,734	—	435,337,734
U.S. Treasury Obligations	—	629,279,336	—	629,279,336
Securities Lending Collateral	—	35,118,732	—	35,118,732
Forward Currency Contracts**	—	2,826,559	—	2,826,559
Futures Contracts**	$4,077,769	—	—	4,077,769
Swap Agreements**	—	7,537,452	—	7,537,452

TOTAL	$4,077,769	$1,695,204,540	—	$1,699,282,309

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $34,347 of securities on loan)	$1,649,722
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $35,119)	35,119
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	31,685
Cash	328,396
Receivables:
Investment Securities Sold	6,804
Dividends and Interest	7,734
Securities Lending Income	4
Fund Shares Sold	2,499
Futures Margin Variation	1,306
Unrealized Gain on Swap Contracts	10,822
Unrealized Gain on Forward Currency Contracts	6,748
Prepaid Expenses and Other Assets	658

Total Assets	2,081,499

LIABILITIES:
Payables:
Upon Return of Securities Loaned	35,137
Investment Securities Purchased	40,847
Fund Shares Redeemed	2,894
Due to Advisor	441
Due to Broker	30,792
Unrealized Loss on Swap Contracts	3,284
Unrealized Loss on Forward Currency Contracts	3,922
Unrealized Loss on Foreign Currency Contracts	87
Accrued Expenses and Other Liabilities	312

Total Liabilities	117,716

NET ASSETS	$1,963,783

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	323,613,648

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.07

Investment Securities at Cost	$1,702,294

Foreign Currencies at Cost	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$2,216,284
Total Distributable Earnings (Loss)	(252,501)

NET ASSETS	$1,963,783

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$7,109
Income from Securities Lending	10

Total Investment Income	7,119

Expenses
Investment Management Fees	3,019
Accounting & Transfer Agent Fees	105
Custodian Fees	38
Filing Fees	56
Shareholders’ Reports	60
Directors’/Trustees’ Fees & Expenses	(6)
Professional Fees	12
Other	37

Total Expenses	3,321

Fees Waived, Expenses Reimbursed by Advisor (Note D)	683
Fees Paid Indirectly (Note D)	6

Net Expenses	2,632

Net Investment Income (Loss)	4,487

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(23,147)
Affiliated Investment Companies Shares Sold	1
Futures	11,859
Swap Contracts	338,736
Foreign Currency Transactions	1
Forward Currency Contracts	7,424
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(43,893)
Futures	3,359
Swap Contracts	37,151
Translation of Foreign Currency-Denominated Amounts	(71)
Forward Currency Contracts	4,068

Net Realized and Unrealized Gain (Loss)	335,488

Net Increase (Decrease) in Net Assets Resulting from Operations	$339,975

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,487	$3,378
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(23,147)	4,785
Affiliated Investment Companies Shares Sold	1	—
Futures	11,859	40,432
Swap Contracts	338,736	505,196
Foreign Currency Transactions	1	34
Forward Currency Contracts	7,424	(571)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(43,893)	(14,473)
Futures	3,359	599
Swap Contracts	37,151	(13,549)
Translation of Foreign Currency-Denominated Amounts	(71)	26
Forward Currency Contracts	4,068	(1,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	339,975	524,246

Distributions:
Institutional Class Shares	(494,901)	(3,525)
Capital Share Transactions (1):
Shares Issued	567,463	597,773
Shares Issued in Lieu of Cash Distributions	471,848	3,293
Shares Redeemed	(686,388)	(452,428)

Net Increase (Decrease) from Capital Share Transactions	352,923	148,638

Total Increase (Decrease) in Net Assets	197,997	669,359
Net Assets
Beginning of Period	1,765,786	1,096,427

End of Period	$1,963,783	$1,765,786

(1) Shares Issued and Redeemed:
Shares Issued	104,048	96,905
Shares Issued in Lieu of Cash Distributions	103,475	622
Shares Redeemed	(127,040)	(73,709)

Net Increase (Decrease) from Shares Issued and Redeemed	80,483	23,818

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$7.26		$5.00	$5.46	$5.68	$5.98	$5.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.01	0.06	0.11	0.10	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.94		2.27	(0.46)	(0.22)	(0.25)	0.11

Total from Investment Operations	0.96		2.28	(0.40)	(0.11)	(0.15)	0.18

Less Distributions:
Net Investment Income	(2.15)		(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Total Distributions	(2.15)		(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Net Asset Value, End of Period	$6.07		$7.26	$5.00	$5.46	$5.68	$5.98

Total Return	23.07	%(B)	45.67%	(7.41%)	(1.99%)	(2.43%)	3.15%

Net Assets, End of Period (thousands)	$1,963,783		$1,765,786	$1,096,427	$1,579,044	$1,995,988	$1,728,321
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.31%	0.33%	0.33%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.40%	0.41%	0.41%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.54	%(C)	0.24%	1.15%	1.99%	1.61%	1.17%
Portfolio Turnover Rate	74	%(B)	114%	71%	38%	78%	102%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

109

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

110

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2022, the Portfolio held a $411,451,275 investment in the Subsidiary, representing 20.82% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2022, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2022, approximately $683 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$12

F. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$732,160	$846,724	$498,374	$308,193

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$4,237	$109,629	$78,748	$1	—	$35,119	3,036	$16	—

Total	$4,237	$109,629	$78,748	$1	—	$35,119	3,036	$16	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2020	$16,600	—	—	$16,600
2021	3,525	—	—	3,525

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(54,996)	—	$(54,996)

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As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$494,389	—	$(6,346)	$(585,536)	$(97,493)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,346	$6,346

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Commodity Strategy Portfolio	$351

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$3,368,385	$6,775	$(1,105,373)	$(1,098,598)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward
	Currency		Swap
	Contracts*	Futures**	Contracts***
DFA Commodity Strategy Portfolio	$303,860	$92,577	$1,607,992

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)	Commodity Futures Contracts*, (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$23,782	$6,748	$6,212	$10,822

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(9,341)	$(3,922)	$(2,135)	$(3,284)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$358,019	$7,424	$11,859	$338,736

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$44,578	$4,068	$3,359	$37,151

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Consolidated					of	Consolidated
		Assets	Statement of Assets					Liabilities	Statement of Assets
		Presented	and Liabilities					Presented	and Liabilities
		in the						in the
	Gross	Consolidated					Gross	Consolidated
	Amounts of	Statement					Amounts of	Statement
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Commodity Strategy Portfolio
HSBC Bank	$4,602	$4,602	$(1,935)	—	—	$2,667	$1,935	$1,935	$(1,935)	—	—	—
Royal Bank of Scotland	48	48	(48)	—	—	—	1,925	1,925	(48)	—	—	$1,877
Credit Suisse	10,822	10,822	—	—	$(9,810)	1,012	—	—	—	—	—	—
Bank of America Corp	31	31	(31)	—	—	—	1,338	1,338	(31)	$(1,307)	—	—
Citibank, N.A	—	—	—	—	—	—	1,094	1,094	—	(1,094)	—	—
UBS AG	—	—	—	—	—	—	889	889	—	(889)	—	—
State Street Bank and Trust	2,067	2,067	—	—	—	2,067	—	—	—	—	—	—
BNY Mellon	—	—	—	—	—	—	25	25	—	—	—	25

Total	$17,570	$17,570	$(2,014)	—	$(9,810)	$5,746	$7,206	$7,206	$(2,014)	$(3,290)	—	$1,902

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

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I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

J. Securities Lending:

As of April 30, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

120

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds	$35,137	—	—	—	$35,137

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

121

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

N. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	60%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

122

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including the Portfolio. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2.David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3.George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4.Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5.Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6.Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7.Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8.Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9.Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

123

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$903.30	0.08%	$0.38
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

124

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	8.6%
Consumer Discretionary	11.4%
Consumer Staples	6.8%
Energy	4.2%
Financials	11.0%
Health Care	14.2%
Industrials	8.0%
Information Technology	27.2%
Materials	2.8%
Real Estate	2.9%
Utilities	2.9%

100.0%

125

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	90,994	$207,665,597	2.0%
* Alphabet, Inc., Class C	84,038	193,231,095	1.8%
Comcast Corp., Class A	1,368,688	54,419,035	0.5%
* Facebook, Inc., Class A	698,620	140,052,351	1.3%
Verizon Communications, Inc	1,270,120	58,806,556	0.6%
* Walt Disney Co	550,839	61,490,158	0.6%
Other Securities		197,660,400	1.8%

TOTAL COMMUNICATION SERVICES		913,325,192	8.6%

CONSUMER DISCRETIONARY — (11.4%)
* Amazon.com, Inc	132,399	329,094,926	3.1%
Home Depot, Inc	315,938	94,907,775	0.9%
McDonald’s Corp	226,082	56,330,591	0.5%
NIKE, Inc., Class B	386,392	48,183,082	0.5%
* Tesla, Inc	253,280	220,546,093	2.1%
Other Securities		461,794,124	4.3%

TOTAL CONSUMER DISCRETIONARY		1,210,856,591	11.4%

CONSUMER STAPLES — (6.8%)
Coca-Cola Co	1,176,170	75,992,344	0.7%
Costco Wholesale Corp	134,162	71,336,619	0.7%
PepsiCo, Inc	418,568	71,872,311	0.7%
Philip Morris International, Inc	468,736	46,873,600	0.4%
Procter & Gamble Co	725,241	116,437,443	1.1%
Walmart, Inc	428,016	65,482,168	0.6%
Other Securities		272,712,604	2.6%

TOTAL CONSUMER STAPLES		720,707,089	6.8%

ENERGY — (4.1%)
Chevron Corp	583,228	91,374,331	0.9%
Exxon Mobil Corp	1,280,881	109,195,105	1.0%
Other Securities		240,384,884	2.3%

TOTAL ENERGY		440,954,320	4.2%

FINANCIALS — (10.9%)
Bank of America Corp	2,150,691	76,736,655	0.7%
* Berkshire Hathaway, Inc., Class B	554,089	178,876,552	1.7%
JPMorgan Chase & Co	894,126	106,722,879	1.0%
Wells Fargo & Co	1,175,663	51,294,177	0.5%
Other Securities		744,907,949	7.0%

TOTAL FINANCIALS		1,158,538,212	10.9%

HEALTH CARE — (14.1%)
Abbott Laboratories	535,002	60,722,727	0.6%
AbbVie, Inc	534,879	78,563,028	0.7%
Bristol-Myers Squibb Co	659,480	49,639,060	0.5%
Danaher Corp	192,530	48,350,059	0.5%
Eli Lilly & Co	240,219	70,175,176	0.7%

126

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	796,502	$143,736,751	1.4%
Medtronic PLC	407,041	42,478,799	0.4%
Merck & Co., Inc.	764,233	67,779,825	0.6%
Pfizer, Inc.	1,698,193	83,330,330	0.8%
Thermo Fisher Scientific, Inc.	119,221	65,919,675	0.6%
UnitedHealth Group, Inc.	284,960	144,916,408	1.4%
Other Securities		645,570,278	5.9%

TOTAL HEALTH CARE		1,501,182,116	14.1%

INDUSTRIALS — (7.9%)
Raytheon Technologies Corp.	451,687	42,869,613	0.4%
Union Pacific Corp.	192,696	45,146,746	0.4%
Other Securities		754,005,308	7.1%

TOTAL INDUSTRIALS		842,021,667	7.9%

INFORMATION TECHNOLOGY — (27.1%)
Accenture PLC, Class A	191,214	57,433,037	0.5%
* Adobe, Inc.	142,715	56,508,004	0.5%
Apple, Inc.	4,690,629	739,477,819	7.0%
Broadcom, Inc.	124,917	69,252,736	0.7%
Cisco Systems, Inc.	1,276,052	62,501,027	0.6%
Intel Corp.	1,231,998	53,702,793	0.5%
Mastercard, Inc., Class A	261,122	94,886,512	0.9%
Microsoft Corp.	2,268,204	629,471,974	5.9%
NVIDIA Corp.	756,384	140,286,540	1.3%
QUALCOMM, Inc.	340,978	47,631,217	0.5%
* Salesforce, Inc.	298,015	52,432,759	0.5%
Texas Instruments, Inc.	279,422	47,571,595	0.5%
# Visa, Inc., Class A	501,762	106,940,535	1.0%
Other Securities		720,881,697	6.7%

TOTAL INFORMATION TECHNOLOGY		2,878,978,245	27.1%

MATERIALS — (2.8%)
Linde PLC	155,075	48,377,197	0.5%
Other Securities		244,115,245	2.3%

TOTAL MATERIALS		292,492,442	2.8%

REAL ESTATE — (2.9%)
Other Securities		309,064,187	2.9%

UTILITIES — (2.9%)
Other Securities		304,055,837	2.9%

TOTAL COMMON STOCKS (Cost $2,980,717,823)		10,572,175,898	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	33,905,627	33,905,627	0.3%

127

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	1,631,855	$18,875,665	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,033,499,162)		$10,624,957,190	100.1%

As of April 30, 2022, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	201	06/17/22	$44,379,053	$41,481,375	$(2,897,678)

Total Futures Contracts			$44,379,053	$41,481,375	$(2,897,678)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$913,325,192	—	—	$913,325,192
Consumer Discretionary	1,210,856,591	—	—	1,210,856,591
Consumer Staples	720,707,089	—	—	720,707,089
Energy	440,954,320	—	—	440,954,320
Financials	1,158,538,212	—	—	1,158,538,212
Health Care	1,501,182,116	—	—	1,501,182,116
Industrials	842,021,667	—	—	842,021,667
Information Technology	2,878,978,245	—	—	2,878,978,245
Materials	292,492,442	—	—	292,492,442
Real Estate	309,064,187	—	—	309,064,187
Utilities	304,055,837	—	—	304,055,837
Temporary Cash Investments	33,905,627	—	—	33,905,627
Securities Lending Collateral	—	$18,875,665	—	18,875,665
Futures Contracts**	(2,897,678)	—	—	(2,897,678)

TOTAL	$10,603,183,847	$18,875,665	—	$10,622,059,512

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $129,028 of securities on loan)	$10,572,175
Temporary Cash Investments at Value & Cost	33,906
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,876)	18,876
Segregated Cash for Futures Contracts	2,251
Receivables:
Dividends and Interest	8,372
Securities Lending Income	15
Fund Shares Sold	3,719
Prepaid Expenses and Other Assets	81

Total Assets	10,639,395

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,965
Fund Shares Redeemed	3,062
Due to Advisor	495
Futures Margin Variation	1,787
Accrued Expenses and Other Liabilities	918

Total Liabilities	25,227

NET ASSETS	$10,614,168

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,614,168 and shares outstanding of 360,827,262	$29.42

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost.	$2,980,717

NET ASSETS CONSIST OF:
Paid-In Capital	$2,692,753
Total Distributable Earnings (Loss)	7,921,415

NET ASSETS	$10,614,168

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17)	$83,658
Income from Securities Lending	86

Total Investment Income	83,744

Fund Expenses
Investment Management Fees	3,499
Accounting & Transfer Agent Fees	829
S&P 500® Fees	27
Custodian Fees	64
Filing Fees	68
Shareholders’ Reports	136
Directors’/Trustees’ Fees & Expenses	(54)
Professional Fees	70
Previously Waived Fees Recovered by Advisor (Note C)	99
Other	105

Total Fund Expenses	4,843

Fees Waived, Expenses Reimbursed by Advisor (Note C)	177

Net Expenses	4,666

Net Investment Income (Loss)	79,078

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	369,050
Affiliated Investment Companies Shares Sold	(8)
Futures	(852)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,577,005)
Affiliated Investment Companies Shares	(1)
Futures	(3,250)

Net Realized and Unrealized Gain (Loss)	(1,212,066)

Net Increase (Decrease) in Net Assets Resulting from Operations.	$(1,132,988)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,078	$157,081
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	369,050	726,997
Affiliated Investment Companies Shares Sold	(8)	1
Futures	(852)	6,547
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,577,005)	3,024,256
Affiliated Investment Companies Shares	(1)	(6)
Futures	(3,250)	758

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,132,988)	3,915,634

Distributions:
Institutional Class Shares	(713,493)	(395,160)
Capital Share Transactions (1):
Shares Issued	675,337	1,206,555
Shares Issued in Lieu of Cash Distributions	668,050	367,657
Shares Redeemed	(1,190,598)	(2,349,587)

Net Increase (Decrease) from Capital Share Transactions	152,789	(775,375)

Total Increase (Decrease) in Net Assets	(1,693,692)	2,745,099
Net Assets
Beginning of Period	12,307,860	9,562,761

End of Period	$10,614,168	$12,307,860

(1) Shares Issued and Redeemed:
Shares Issued	20,939	39,616
Shares Issued in Lieu of Cash Distributions	20,148	12,970
Shares Redeemed	(36,416)	(77,430)

Net Increase (Decrease) from Shares Issued and Redeemed	4,671	(24,844)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$34.56		$25.10	$23.48	$21.06	$20.05	$16.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.43	0.44	0.44	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.34)		10.09	1.77	2.50	1.05	3.50

Total from Investment Operations	(3.12)		10.52	2.21	2.94	1.46	3.87

Less Distributions:
Net Investment Income	(0.18)		(0.43)	(0.47)	(0.39)	(0.39)	(0.39)
Net Realized Gains	(1.84)		(0.63)	(0.12)	(0.13)	(0.06)	(0.10)

Total Distributions	(2.02)		(1.06)	(0.59)	(0.52)	(0.45)	(0.49)

Net Asset Value, End of Period	$29.42		$34.56	$25.10	$23.48	$21.06	$20.05

Total Return	(9.67	%)(B)	42.87%	9.63%	14.29%	7.25%	23.55%

Net Assets, End of Period (thousands)	$10,614,168		$12,307,860	$9,562,761	$9,786,391	$8,517,069	$7,996,178
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.08	%(C)	0.09%	0.09%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.36	%(C)	1.39%	1.83%	2.02%	1.90%	1.99%
Portfolio Turnover Rate	1	%(B)	4%	3%	3%	5%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than

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the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$99	$177	$2,620

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$155

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$114,920	$612,873

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$5,511	$125,111	$111,737	$(8)	$(1)	$18,876	1,632	$12	—

Total	$5,511	$125,111	$111,737	$(8)	$(1)	$18,876	1,632	$12	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2020	$190,450	$49,437	—	$239,887
2021	159,251	235,909	—	395,160

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(16,326)	$(46,249)	$(62,575)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$3,342	$644,573	$9,120,317	$9,768,232

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,081,646	$7,722,812	$(131,354)	$7,591,458

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$26,176

*	Average Notional Value of futures contracts

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*, (1)
U.S. Large Company Portfolio	$(2,898)	$(2,898)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$(852)	$(852)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(3,250)	$(3,250)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the

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line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Company Portfolio	0.83%	$6,184	21	$3	$13,872	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

I. Securities Lending:

As of April 30, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$113,540

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions U.S. Large Company Portfolio
Common Stocks	$18,965	—	—	—	$18,965

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

M. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

141

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

142

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$971.40	0.10%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.10%	$0.50

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

143

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	8.0%
Consumer Discretionary	6.1%
Consumer Staples	6.8%
Energy	11.8%
Financials	19.5%
Health Care	16.8%
Industrials.	12.2%
Information Technology	9.4%
Materials	8.7%
Real Estate	0.5%
Utilities	0.2%

100.0%

144

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (7.9%)
AT&T, Inc.	21,707,840	$409,409,862	1.5%
Comcast Corp., Class A	13,782,625	547,997,170	2.0%
* T-Mobile U.S., Inc.	1,375,885	169,426,479	0.6%
Verizon Communications, Inc.	7,271,416	336,666,561	1.2%
* Walt Disney Co.	2,075,362	231,672,660	0.8%
Other Securities		512,864,503	1.9%

TOTAL COMMUNICATION SERVICES		2,208,037,235	8.0%

CONSUMER DISCRETIONARY — (6.0%)
DR Horton, Inc.	2,915,899	202,917,411	0.7%
* General Motors Co.	4,580,910	173,662,298	0.6%
Other Securities		1,284,284,680	4.7%

TOTAL CONSUMER DISCRETIONARY		1,660,864,389	6.0%

CONSUMER STAPLES — (6.7%)
Kroger Co.	3,344,736	180,481,955	0.7%
Mondelez International, Inc., Class A	3,256,041	209,949,524	0.8%
Tyson Foods, Inc., Class A	1,703,838	158,729,548	0.6%
Walmart, Inc.	3,565,991	545,560,963	2.0%
Other Securities		777,127,263	2.7%

TOTAL CONSUMER STAPLES		1,871,849,253	6.8%

ENERGY — (11.6%)
Chevron Corp.	3,426,054	536,759,880	1.9%
ConocoPhillips	5,239,620	500,488,502	1.8%
Exxon Mobil Corp.	8,006,417	682,547,049	2.5%
Occidental Petroleum Corp.	3,835,861	211,317,583	0.8%
Schlumberger NV	4,645,370	181,215,884	0.6%
Other Securities		1,132,889,996	4.1%

TOTAL ENERGY		3,245,218,894	11.7%

FINANCIALS — (19.2%)
Bank of America Corp.	8,459,338	301,829,180	1.1%
* Berkshire Hathaway, Inc., Class B	1,865,663	602,291,986	2.2%
Capital One Financial Corp.	1,481,334	184,603,843	0.7%
Citigroup, Inc.	4,211,758	203,048,853	0.7%
Goldman Sachs Group, Inc.	1,053,078	321,704,798	1.2%
Hartford Financial Services Group, Inc.	2,301,121	160,917,392	0.6%
JPMorgan Chase & Co.	5,744,861	685,706,609	2.5%
Morgan Stanley	3,447,111	277,802,676	1.0%
PNC Financial Services Group, Inc.	1,100,011	182,711,827	0.7%
Travelers Cos., Inc.	1,136,535	194,415,677	0.7%
Wells Fargo & Co.	5,597,864	244,234,806	0.9%
Other Securities		1,985,183,496	7.0%

TOTAL FINANCIALS		5,344,451,143	19.3%

145

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (16.6%)
Anthem, Inc.	786,917	$394,977,250	1.4%
Bristol-Myers Squibb Co.	4,561,315	343,330,180	1.2%
Cigna Corp.	1,001,524	247,156,093	0.9%
CVS Health Corp.	4,319,030	415,188,354	1.5%
Danaher Corp.	975,510	244,979,826	0.9%
Humana, Inc.	442,707	196,809,824	0.7%
* Laboratory Corp. of America Holdings	750,531	180,337,589	0.7%
Medtronic PLC	1,794,733	187,298,336	0.7%
Pfizer, Inc.	17,075,357	837,887,768	3.0%
Thermo Fisher Scientific, Inc.	758,947	419,636,975	1.5%
Other Securities		1,146,050,627	4.1%

TOTAL HEALTH CARE		4,613,652,822	16.6%

INDUSTRIALS — (12.0%)
FedEx Corp.	974,034	193,579,517	0.7%
Norfolk Southern Corp.	782,675	201,836,229	0.7%
Raytheon Technologies Corp.	1,985,308	188,425,582	0.7%
Republic Services, Inc.	1,835,706	246,480,245	0.9%
Other Securities		2,507,148,646	9.0%

TOTAL INDUSTRIALS		3,337,470,219	12.0%

INFORMATION TECHNOLOGY — (9.2%)
# HP, Inc.	9,358,742	342,810,719	1.2%
Intel Corp.	12,597,551	549,127,248	2.0%
Micron Technology, Inc.	3,863,654	263,462,566	1.0%
Other Securities		1,419,521,173	5.1%

TOTAL INFORMATION TECHNOLOGY		2,574,921,706	9.3%

MATERIALS — (8.5%)
Dow, Inc.	2,444,152	162,536,108	0.6%
Freeport-McMoRan, Inc.	5,250,755	212,918,115	0.8%
Linde PLC	848,988	264,850,297	1.0%
Newmont Corp.	2,121,499	154,551,202	0.6%
Nucor Corp.	1,991,500	308,244,370	1.1%
Other Securities		1,273,385,682	4.5%

TOTAL MATERIALS		2,376,485,774	8.6%

REAL ESTATE — (0.5%)
Other Securities		126,072,136	0.5%

UTILITIES — (0.2%)
Other Securities		69,110,469	0.2%

TOTAL COMMON STOCKS (Cost $16,665,459,811)		27,428,134,040	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	248,588,434	248,588,434	0.9%

146

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	17,391,128	$201,163,181	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $17,115,208,444)		$27,877,885,655	100.6%

As of April 30, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	06/17/22	$187,336,637	$182,022,750	$(5,313,887)

Total Futures Contracts			$187,336,637	$182,022,750	$(5,313,887)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,208,037,235	—	—	$2,208,037,235
Consumer Discretionary	1,660,864,389	—	—	1,660,864,389
Consumer Staples	1,871,849,253	—	—	1,871,849,253
Energy	3,245,218,894	—	—	3,245,218,894
Financials	5,344,451,143	—	—	5,344,451,143
Health Care	4,613,652,822	—	—	4,613,652,822
Industrials	3,337,470,219	—	—	3,337,470,219
Information Technology	2,574,921,706	—	—	2,574,921,706
Materials	2,376,485,774	—	—	2,376,485,774
Real Estate	126,072,136	—	—	126,072,136
Utilities	69,110,469	—	—	69,110,469
Temporary Cash Investments	248,588,434	—	—	248,588,434
Securities Lending Collateral	—	$201,163,181	—	201,163,181
Futures Contracts**	(5,313,887)	—	—	(5,313,887)

TOTAL	$27,671,408,587	$201,163,181	—	$27,872,571,768

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

147

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $437,079 of securities on loan)	$27,428,134
Temporary Cash Investments at Value & Cost	248,588
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $201,160)	201,163
Segregated Cash for Futures Contracts	9,879
Receivables:
Dividends and Interest	39,132
Securities Lending Income	58
Prepaid Expenses and Other Assets	44

Total Assets	27,926,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	201,540
Due to Advisor	2,397
Futures Margin Variation	6,879
Accrued Expenses and Other Liabilities	1,468

Total Liabilities	212,284

NET ASSETS	$27,714,714

Investment Securities at Cost	$16,665,460

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $45)	$307,704
Income from Securities Lending	307

Total Investment Income	308,011

Expenses
Investment Management Fees	14,659
Accounting & Transfer Agent Fees	35
Custodian Fees	147
Shareholders’ Reports	10
Directors’/Trustees’ Fees & Expenses	(134)
Professional Fees	150
Other	297

Total Expenses	15,164

Net Expenses	15,164

Net Investment Income (Loss)	292,847

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,027,540
Affiliated Investment Companies Shares Sold	(57)
Futures	(7,057)
Foreign Currency Transactions	(2)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,093,423)
Affiliated Investment Companies Shares	(5)
Futures	(13,974)

Net Realized and Unrealized Gain (Loss)	(1,086,978)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(794,131)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

149

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$292,847	$541,698
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,027,540	1,388,344
Affiliated Investment Companies Shares Sold	(57)	16
Futures	(7,057)	49,910
Foreign Currency Transactions	(2)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,093,423)	8,413,121
Affiliated Investment Companies Shares	(5)	(20)
Futures	(13,974)	12,740

Net Increase (Decrease) in Net Assets Resulting from Operations	(794,131)	10,405,809

Transactions in Interest:
Contributions	417,241	808,201
Withdrawals	(1,729,039)	(3,547,772)

Net Increase (Decrease) from Transactions in Interest	(1,311,798)	(2,739,571)

Total Increase (Decrease) in Net Assets	(2,105,929)	7,666,238
Net Assets
Beginning of Period	29,820,643	22,154,405

End of Period	$27,714,714	$29,820,643

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

150

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Total Return	(2.86	%)(B)	48.85%	(11.42%)	7.15%	2.95%	24.31%
Net Assets, End of Period (thousands)	$27,714,714		$29,820,643	$22,154,405	$29,929,678	$29,242,795	$27,676,546
Ratio of Expenses to Average Net Assets	0.10	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.10	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.00	%(C)	1.92%	2.53%	2.50%	2.14%	2.19%
Portfolio Turnover Rate	4	%(B)	10%	4%	10%	13%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

151

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

152

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amounts paid by the Trust to the CCO were $9 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$293

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$1,054,318	$2,014,451

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$155,780	$1,309,989	$1,264,544	$(57)	$(5)	$201,163	17,391	$220	—

Total	$155,780	$1,309,989	$1,264,544	$(57)	$(5)	$201,163	17,391	$220	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$17,095,553	$11,493,653	$(730,975)	$10,762,678

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

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financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$201,204

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
The U.S. Large Cap Value Series	$(5,314)	$(5,314)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(7,057)	$(7,057)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(13,974)	$(13,974)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2022.

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I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$111,283	$155,310	$32,605

J. Securities Lending:

As of April 30, 2022, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$251,590

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$201,540	—	—	—	$201,540

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2.David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3.George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4.Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5.Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6.Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7.Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8.Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9.Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner	1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

* Results are for all series within DFAITC

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043022-001SD 00274959

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$892.50	0.17%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$890.40	0.23%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$886.20	0.45%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$859.90	0.42%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$823.70	0.43%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$909.70	0.44%	$2.08
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$818.30	0.57%	$2.57
Hypothetical 5% Annual Return	$1,000.00	$1,021.97	0.57%	$2.86
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$845.60	0.43%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$922.40	0.27%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$964.00	0.24%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$921.50	0.47%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.46	0.47%	$2.36
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$893.20	0.37%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$877.40	0.29%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$954.70	0.42%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$902.80	0.30%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$905.40	0.27%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$924.10	0.31%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$905.90	0.36%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$916.90	0.60%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,021.82	0.60%	$3.01
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$960.50	0.71%	$3.45
Institutional Class Shares	$1,000.00	$962.00	0.46%	$2.24
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.27	0.71%	$3.56
Institutional Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$911.40	0.39%	$1.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$939.10	0.65%	$3.13
Hypothetical 5% Annual Return	$1,000.00	$1,021.57	0.65%	$3.26
Emerging Markets ex China Core Equity Portfolio (5)
Actual Fund Return	$1,000.00	$936.00	0.43%	$1.89

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

(5)

Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (166), then divided by the number of days in the year (365) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 181 day period for the period ended April 30, 2022 to allow for comparability.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022 (March 30, 2022 with respect to the Emerging Markets ex China Core Equity Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.5%
Consumer Discretionary	11.0%
Consumer Staples	9.8%
Energy	6.3%
Financials	17.1%
Health Care	10.5%
Industrials	16.1%
Information Technology	7.1%
Materials	11.3%
Real Estate	1.6%
Utilities	3.7%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	40.1%
Real Estate	59.9%

100.0%

International High Relative Profitability Portfolio
Communication Services	8.9%
Consumer Discretionary	13.7%
Consumer Staples	10.8%
Energy	4.3%
Financials	5.8%
Health Care	13.4%
Industrials	19.1%
Information Technology	9.5%
Materials	11.3%
Real Estate	0.4%
Utilities	2.8%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.9%
Consumer Discretionary	10.6%
Consumer Staples	5.7%
Energy	3.5%
Financials	17.4%
Health Care	5.1%
Industrials	15.7%
Information Technology	12.0%
Materials	16.5%
Real Estate	6.8%
Utilities	2.8%

100.0%

International Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	12.1%
Consumer Staples	8.0%
Energy	7.1%
Financials	15.6%
Health Care	7.3%
Industrials	18.1%
Information Technology	6.7%
Materials	13.5%
Real Estate	2.4%
Utilities	3.5%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.7%
Consumer Discretionary	11.6%
Consumer Staples	5.0%
Energy	9.2%
Financials	21.7%
Health Care	2.4%
Industrials	20.2%
Information Technology	4.0%
Materials	17.9%
Real Estate	3.8%
Utilities	1.5%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	11.7%
Consumer Staples	7.6%
Energy	6.1%
Financials	16.3%
Health Care	6.4%
Industrials	15.6%
Information Technology	10.6%
Materials	13.3%
Real Estate	3.2%
Utilities	3.5%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	8.2%
Consumer Staples	6.5%
Energy	4.5%
Financials	17.2%
Health Care	4.1%
Industrials	9.1%
Information Technology	24.9%
Materials	15.4%
Real Estate	2.0%
Utilities	2.8%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	11.8%
Consumer Staples	6.4%
Energy	7.4%
Financials	18.9%
Health Care	5.6%
Industrials	18.9%
Information Technology	6.2%
Materials	14.3%
Real Estate	2.7%
Utilities	2.5%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.8%
Consumer Discretionary	10.4%
Consumer Staples	6.2%
Energy	5.0%
Financials	17.1%
Health Care	4.0%
Industrials	9.2%
Information Technology	20.1%
Materials	13.0%
Real Estate	3.7%
Utilities	3.5%

100.0%

8

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.7%)
AUSTRALIA — (6.7%)
BHP Group Ltd.	697,375	$23,303,081	0.4%
BHP Group Ltd., Sponsored ADR	298,208	19,973,972	0.4%
Commonwealth Bank of Australia	349,116	25,374,978	0.5%
CSL Ltd.	128,582	24,539,889	0.5%
National Australia Bank Ltd.	811,247	18,519,693	0.3%
Other Securities		273,622,986	5.0%

TOTAL AUSTRALIA		385,334,599	7.1%

AUSTRIA — (0.1%)
Other Securities		7,632,552	0.1%

BELGIUM — (0.8%)
Other Securities		44,766,002	0.8%

CANADA — (11.0%)
Bank of Montreal	161,778	17,154,939	0.3%
Canadian Natural Resources Ltd.	352,595	21,815,053	0.4%
Nutrien Ltd.	163,223	16,036,621	0.3%
# Royal Bank of Canada	278,331	28,111,507	0.5%
Royal Bank of Canada	206,240	20,836,427	0.4%
Suncor Energy, Inc.	498,402	17,912,568	0.3%
# Toronto-Dominion Bank	286,785	20,717,348	0.4%
Other Securities		495,219,394	9.2%

TOTAL CANADA		637,803,857	11.8%

CHINA — (0.0%)
Other Security		1,593,976	0.0%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	461,515	52,717,119	1.0%
Novo Nordisk AS, Sponsored ADR	45,587	5,196,918	0.1%
Other Securities		69,411,276	1.3%

TOTAL DENMARK		127,325,313	2.4%

FINLAND — (1.2%)
Other Securities		68,540,811	1.3%

FRANCE — (8.6%)
Air Liquide SA	137,694	23,822,200	0.4%
Airbus SE	172,375	18,870,209	0.4%
Cie de Saint-Gobain	273,090	15,931,568	0.3%
L’Oreal SA	51,173	18,617,242	0.3%
LVMH Moet Hennessy Louis Vuitton SE	80,391	52,023,831	1.0%
# Sanofi	213,213	22,535,523	0.4%
# Schneider Electric SE	116,541	16,720,035	0.3%
# TotalEnergies SE	675,015	33,145,238	0.6%
Other Securities		291,831,668	5.4%

TOTAL FRANCE		493,497,514	9.1%

9

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.3%)
Bayer AG	332,314	$21,889,869	0.4%
Deutsche Telekom AG	1,271,712	23,426,396	0.4%
Mercedes-Benz Group AG	320,152	22,346,983	0.4%
SAP SE	212,517	21,537,737	0.4%
Siemens AG	146,649	18,031,224	0.3%
Other Securities		258,166,513	4.8%

TOTAL GERMANY		365,398,722	6.7%

HONG KONG — (2.1%)
AIA Group Ltd.	3,249,000	31,917,388	0.6%
Other Securities		88,189,034	1.6%

TOTAL HONG KONG		120,106,422	2.2%

IRELAND — (0.6%)
Other Securities		35,225,905	0.7%

ISRAEL — (0.7%)
Other Securities		40,786,995	0.8%

ITALY — (1.9%)
Other Securities		110,221,882	2.0%

JAPAN — (18.9%)
KDDI Corp.	598,000	19,802,585	0.4%
SoftBank Group Corp.	488,876	20,107,584	0.4%
Sony Group Corp.	367,700	31,732,883	0.6%
Tokyo Electron Ltd.	43,700	18,439,058	0.4%
Toyota Motor Corp.	2,420,615	41,474,105	0.8%
Other Securities		962,055,086	17.6%

TOTAL JAPAN		1,093,611,301	20.2%

NETHERLANDS — (3.4%)
ASML Holding NV	30,871	17,520,335	0.3%
ASML Holding NV	74,552	42,030,181	0.8%
Other Securities		137,833,853	2.5%

TOTAL NETHERLANDS		197,384,369	3.6%

NEW ZEALAND — (0.3%)
Other Securities		18,929,224	0.4%

NORWAY — (0.8%)
Other Securities		45,598,567	0.8%

PORTUGAL — (0.2%)
Other Securities		11,635,246	0.2%

SINGAPORE — (0.9%)
Other Securities		51,499,558	1.0%

SPAIN — (2.0%)
Iberdrola SA	2,047,821	23,531,108	0.4%

10

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$89,754,028	1.7%

TOTAL SPAIN		113,285,136	2.1%

SWEDEN — (2.8%)
Other Securities		161,416,686	3.0%

SWITZERLAND — (7.9%)
Nestle SA	835,482	107,855,777	2.0%
Novartis AG	422,743	37,357,478	0.7%
# Roche Holding AG	7,582	3,046,034	0.1%
Roche Holding AG	205,381	76,158,092	1.4%
Other Securities		230,283,550	4.2%

TOTAL SWITZERLAND		454,700,931	8.4%

UNITED KINGDOM — (12.3%)
Anglo American PLC	389,114	17,234,237	0.3%
AstraZeneca PLC	126,555	16,887,661	0.3%
AstraZeneca PLC, Sponsored ADR	326,058	21,650,251	0.4%
BP PLC, Sponsored ADR	637,245	18,301,662	0.3%
British American Tobacco PLC	433,292	18,160,286	0.3%
Diageo PLC, Sponsored ADR	105,239	20,908,885	0.4%
# GlaxoSmithKline PLC, Sponsored ADR	352,222	15,948,612	0.3%
Glencore PLC	2,846,096	17,536,686	0.3%
# HSBC Holdings PLC, Sponsored ADR	551,216	17,093,208	0.3%
# Rio Tinto PLC, Sponsored ADR	267,962	19,057,457	0.4%
Shell PLC, Sponsored ADR	918,709	49,086,622	0.9%
Unilever PLC, Sponsored ADR	406,480	18,803,765	0.4%
Other Securities		461,638,016	8.5%

TOTAL UNITED KINGDOM		712,307,348	13.1%

UNITED STATES — (0.0%)
Other Securities		741,197	0.0%

TOTAL COMMON STOCKS		5,299,344,113	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		23,770,698	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,990,565,371)		5,323,114,811

		Value†
SECURITIES LENDING COLLATERAL — (7.9%)
@§ The DFA Short Term Investment Fund	39,682,906	459,012,169	8.5%

TOTAL INVESTMENTS — (100.0%) (Cost $4,449,556,785)		$5,782,126,980	106.7%

11

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	260	06/17/22	$57,537,364	$53,657,500	$(3,879,864)

Total Futures Contracts			$57,537,364	$53,657,500	$(3,879,864)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,082,802	$365,251,797	—	$385,334,599
Austria	—	7,632,552	—	7,632,552
Belgium	—	44,766,002	—	44,766,002
Canada	634,626,344	3,177,513	—	637,803,857
China	—	1,593,976	—	1,593,976
Denmark	5,196,918	122,128,395	—	127,325,313
Finland	70,197	68,470,614	—	68,540,811
France	2,909,196	490,588,318	—	493,497,514
Germany	12,636,832	352,761,890	—	365,398,722
Hong Kong	195,258	119,911,164	—	120,106,422
Ireland	12,118,921	23,106,984	—	35,225,905
Israel	7,065,516	33,721,479	—	40,786,995
Italy	2,220,810	108,001,072	—	110,221,882
Japan	19,298,385	1,074,312,916	—	1,093,611,301
Netherlands	55,858,443	141,525,926	—	197,384,369
New Zealand	—	18,929,224	—	18,929,224
Norway	154,142	45,444,425	—	45,598,567
Portugal	—	11,635,246	—	11,635,246
Singapore	963,405	50,536,153	—	51,499,558
Spain	3,676,358	109,608,778	—	113,285,136
Sweden	—	161,416,686	—	161,416,686
Switzerland	37,040,471	417,660,460	—	454,700,931
United Kingdom	211,604,812	500,702,536	—	712,307,348
United States	52,930	688,267	—	741,197
Preferred Stocks
Germany	—	23,770,698	—	23,770,698
Securities Lending Collateral	—	459,012,169	—	459,012,169
Futures Contracts**	(3,879,864)	—	—	(3,879,864)

TOTAL	$1,021,891,876	$4,756,355,240	—	$5,778,247,116

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.3%)
AUSTRALIA — (6.7%)
BHP Group Ltd.	4,074,214	$136,141,591	0.5%
BHP Group Ltd., Sponsored ADR	1,283,423	85,963,673	0.3%
Commonwealth Bank of Australia	931,529	67,706,800	0.2%
Fortescue Metals Group Ltd.	5,627,697	85,051,774	0.3%
National Australia Bank Ltd.	2,773,071	63,305,535	0.2%
Other Securities		1,785,564,778	5.6%

TOTAL AUSTRALIA		2,223,734,151	7.1%

AUSTRIA — (0.5%)
Other Securities		157,223,845	0.5%

BELGIUM — (1.1%)
Other Securities		375,459,825	1.2%

CANADA — (11.3%)
Bank of Montreal	931,374	98,762,899	0.3%
Canadian Natural Resources Ltd.	3,046,549	188,489,987	0.6%
Nutrien Ltd.	637,647	62,648,857	0.2%
Royal Bank of Canada	886,501	89,536,843	0.3%
Royal Bank of Canada	1,213,029	122,552,320	0.4%
Suncor Energy, Inc.	2,892,169	103,944,554	0.4%
Tourmaline Oil Corp.	1,289,685	66,419,305	0.2%
Other Securities		3,002,329,236	9.6%

TOTAL CANADA		3,734,684,001	12.0%

CHINA — (0.1%)
Other Securities		26,726,693	0.1%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	891,477	101,830,058	0.3%
Novo Nordisk AS, Sponsored ADR	595,283	67,862,262	0.2%
Other Securities		519,378,908	1.7%

TOTAL DENMARK		689,071,228	2.2%

FINLAND — (1.4%)
Other Securities		479,331,054	1.5%

FRANCE — (7.3%)
# Air Liquide SA	519,420	89,863,954	0.3%
Cie de Saint-Gobain	1,267,517	73,944,610	0.2%
# Cie Generale des Etablissements Michelin SCA	597,484	74,004,318	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	160,774,222	0.5%
Orange SA	7,330,798	87,276,055	0.3%
# TotalEnergies SE	3,093,836	151,916,522	0.5%
# Vinci SA	742,024	72,001,451	0.2%
Other Securities		1,685,270,530	5.5%

TOTAL FRANCE		2,395,051,662	7.7%

13

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.1%)
Bayer AG	1,435,845	$94,580,603	0.3%
Bayerische Motoren Werke AG	951,135	77,675,168	0.3%
Deutsche Telekom AG	6,144,856	113,195,307	0.4%
Mercedes-Benz Group AG	1,688,994	117,893,753	0.4%
Other Securities		1,620,719,362	5.1%

TOTAL GERMANY		2,024,064,193	6.5%

HONG KONG — (2.2%)
AIA Group Ltd.	11,640,800	114,356,396	0.4%
Other Securities		606,642,254	1.9%

TOTAL HONG KONG		720,998,650	2.3%

IRELAND — (0.6%)
Other Securities		205,725,275	0.7%

ISRAEL — (1.1%)
Other Securities		355,305,072	1.2%

ITALY — (2.3%)
# Stellantis NV	6,834,669	91,759,854	0.3%
Other Securities		675,312,290	2.2%

TOTAL ITALY		767,072,144	2.5%

JAPAN — (19.8%)
KDDI Corp.	2,616,600	86,647,898	0.3%
SoftBank Group Corp.	2,671,363	109,873,770	0.4%
Sony Group Corp.	1,141,000	98,469,458	0.3%
Takeda Pharmaceutical Co. Ltd.	2,843,163	82,498,703	0.3%
Toyota Motor Corp.	11,663,570	199,840,176	0.7%
Other Securities		5,945,757,065	18.9%

TOTAL JAPAN		6,523,087,070	20.9%

NETHERLANDS — (3.1%)
ASML Holding NV	127,591	72,412,800	0.2%
ASML Holding NV	182,526	102,902,683	0.3%
Koninklijke Ahold Delhaize NV	3,658,287	107,904,701	0.4%
Other Securities		735,941,613	2.4%

TOTAL NETHERLANDS		1,019,161,797	3.3%

NEW ZEALAND — (0.4%)
Other Securities		132,687,169	0.4%

NORWAY — (0.9%)
Other Securities		313,569,197	1.0%

PORTUGAL — (0.3%)
Other Securities		83,384,816	0.3%

SINGAPORE — (0.9%)
Other Securities		284,687,833	0.9%

14

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.1%)
Iberdrola SA	8,572,108	$98,500,404	0.3%
Repsol SA	4,909,248	73,235,560	0.2%
Telefonica SA	16,134,122	78,486,719	0.3%
Other Securities		446,616,245	1.4%

TOTAL SPAIN		696,838,928	2.2%

SWEDEN — (2.9%)
Other Securities		972,686,842	3.1%

SWITZERLAND — (7.2%)
ABB Ltd.	2,636,415	79,097,562	0.3%
Nestle SA	2,748,677	354,837,916	1.1%
Novartis AG, Sponsored ADR	1,021,093	89,886,817	0.3%
Roche Holding AG	634,350	235,225,680	0.8%
Other Securities		1,612,083,129	5.1%

TOTAL SWITZERLAND		2,371,131,104	7.6%

UNITED KINGDOM — (11.9%)
Anglo American PLC	2,025,352	89,704,810	0.3%
BP PLC, Sponsored ADR	2,665,452	76,551,781	0.3%
Glencore PLC	14,846,113	91,476,764	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	94,154,454	0.3%
# Rio Tinto PLC, Sponsored ADR	1,793,636	127,563,392	0.4%
Shell PLC, Sponsored ADR	3,185,978	170,226,805	0.6%
Vodafone Group PLC	49,455,687	74,873,880	0.3%
Other Securities		3,219,009,402	10.2%

TOTAL UNITED KINGDOM		3,943,561,288	12.7%

UNITED STATES — (0.0%)
Other Securities		2,302,647	0.0%

TOTAL COMMON STOCKS		30,497,546,484	97.9%

PREFERRED STOCKS — (0.5%)
AUSTRALIA — (0.0%)
Other Security		18,393	0.0%

GERMANY — (0.5%)
Volkswagen AG	410,212	63,528,061	0.2%
Other Securities		85,895,376	0.3%

TOTAL GERMANY		149,423,437	0.5%

TOTAL PREFERRED STOCKS		149,441,830	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		41,410	0.0%

CANADA — (0.0%)
Other Securities		291,215	0.0%

15

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$540	0.0%

SWITZERLAND — (0.0%)
Other Security		141,692	0.0%

TOTAL RIGHTS/WARRANTS		474,857	0.0%

TOTAL INVESTMENT SECURITIES (Cost $26,022,132,065)		30,647,463,171

		Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	205,438,975	2,376,312,624	7.6%

TOTAL INVESTMENTS — (100.0%) (Cost $28,398,236,020)		$33,023,775,795	106.0%

As of April 30, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,437	06/17/22	$305,066,374	$296,560,875	$(8,505,499)

Total Futures Contracts			$305,066,374	$296,560,875	$(8,505,499)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,004,572	$2,125,729,579	—	$2,223,734,151
Austria	60,039	157,163,806	—	157,223,845
Belgium	10,940,816	364,519,009	—	375,459,825
Canada	3,724,787,368	9,896,633	—	3,734,684,001
China	9,916,322	16,810,371	—	26,726,693
Denmark	67,862,262	621,208,966	—	689,071,228
Finland	12,631,485	466,699,569	—	479,331,054
France	27,711,895	2,367,315,915	$23,852	2,395,051,662
Germany	43,562,478	1,980,501,715	—	2,024,064,193
Hong Kong	272,306	720,182,741	543,603	720,998,650
Ireland	40,573,062	165,152,213	—	205,725,275
Israel	39,621,237	315,683,835	—	355,305,072
Italy	12,465,214	754,606,930	—	767,072,144
Japan	130,224,562	6,392,862,508	—	6,523,087,070
Netherlands	176,478,817	842,682,980	—	1,019,161,797
New Zealand	243,508	132,443,661	—	132,687,169
Norway	20,492,774	293,076,423	—	313,569,197
Portugal	335,037	83,049,779	—	83,384,816
Singapore	6,017,571	278,433,958	236,304	284,687,833

16

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	$6,649,588	$690,189,340	—	$696,838,928
Sweden	4,412,029	968,274,813	—	972,686,842
Switzerland	135,983,454	2,235,147,650	—	2,371,131,104
United Kingdom	778,562,593	3,164,998,558	$137	3,943,561,288
United States	1,740,418	562,229	—	2,302,647
Preferred Stocks
Australia	—	18,393	—	18,393
Germany	—	149,423,437	—	149,423,437
Rights/Warrants
Australia	—	41,410	—	41,410
Canada	—	291,215	—	291,215
Hong Kong	—	540	—	540
Switzerland	—	141,692	—	141,692
Securities Lending Collateral	—	2,376,312,624	—	2,376,312,624
Futures Contracts**	(8,505,499)	—	—	(8,505,499)

TOTAL	$5,341,043,908	$27,673,422,492	$803,896^	$33,015,270,296

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

17

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of
DFA Investment Dimensions Group Inc.	1,276,443	$52,142,703
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		10,485,292
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		10,453,076
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		5,633,178
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		3,278,567
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		3,051,887
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		2,940,126

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $82,502,365)		$87,984,829

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$87,984,829	—	—	$87,984,829

TOTAL	$87,984,829	—	—	$87,984,829

See accompanying Notes to Financial Statements.

18

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$4,570,727,936
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,419,991,703
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,455,212,223
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,295,420,205
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,277,046,437

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,018,398,504

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $109,955,736)	109,955,736	109,955,736

TOTAL INVESTMENTS — (100.0%) (Cost $10,155,063,224)		$11,128,354,240

As of April 30, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	473	06/17/22	$105,958,447	$97,615,375	$(8,343,072)

Total Futures Contracts			$105,958,447	$97,615,375	$(8,343,072)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,018,398,504	—	—	$11,018,398,504
Temporary Cash Investments	109,955,736	—	—	109,955,736
Futures Contracts**	(8,343,072)	—	—	(8,343,072)

TOTAL	$11,120,011,168	—	—	$11,120,011,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$308,407,426

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$308,407,426

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

20

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$340,209,740

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$340,209,740

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

21

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$24,366,077

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,366,077

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

22

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$786,293,025

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$786,293,025

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

23

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.5%)
AUSTRALIA — (19.9%)
Charter Hall Group	5,288,420	$56,836,802	1.0%
Dexus	12,004,936	93,861,414	1.7%
Goodman Group	19,581,099	325,905,626	5.8%
GPT Group	21,196,642	75,351,606	1.3%
††^ GPT Group	38,018,670	126,252	0.0%
Mirvac Group	44,106,555	74,544,057	1.3%
Scentre Group	58,796,066	122,502,232	2.2%
Stockland	27,192,183	78,705,797	1.4%
Vicinity Centres	43,940,343	57,333,981	1.0%
Other Securities		277,910,641	5.0%

TOTAL AUSTRALIA		1,163,078,408	20.7%

BELGIUM — (3.8%)
Aedifica SA	402,630	47,724,888	0.9%
# Cofinimmo SA	336,838	45,232,345	0.8%
Warehouses De Pauw CVA	1,571,756	60,465,725	1.1%
Other Securities		70,776,106	1.2%

TOTAL BELGIUM		224,199,064	4.0%

CANADA — (5.7%)
# Canadian Apartment Properties REIT	959,302	37,576,053	0.7%
# RioCan Real Estate Investment Trust	1,732,355	32,364,084	0.6%
Other Securities		264,344,080	4.7%

TOTAL CANADA		334,284,217	6.0%

CHINA — (0.2%)
Other Securities		12,286,449	0.2%

FRANCE — (3.5%)
# Covivio	566,044	40,312,311	0.7%
Gecina SA	505,513	56,945,096	1.0%
# Klepierre SA	2,241,804	53,659,032	1.0%
Other Securities		52,318,298	0.9%

TOTAL FRANCE		203,234,737	3.6%

GERMANY — (0.2%)
Other Security		11,220,959	0.2%

HONG KONG — (4.2%)
Link REIT	23,641,227	204,207,776	3.7%
Other Securities		39,428,018	0.7%

TOTAL HONG KONG		243,635,794	4.4%

IRELAND — (0.4%)
Other Securities		21,913,704	0.4%

ITALY — (0.1%)
Other Securities		5,288,160	0.1%

24

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (22.1%)
Advance Residence Investment Corp.	15,077	$41,286,992	0.7%
Daiwa House REIT Investment Corp.	25,191	61,314,933	1.1%
GLP J-Reit	48,304	65,180,189	1.2%
Industrial & Infrastructure Fund Investment Corp.	21,470	30,806,973	0.5%
Japan Metropolitan Fund Invest	78,657	62,518,828	1.1%
Japan Prime Realty Investment Corp.	9,547	28,963,282	0.5%
Japan Real Estate Investment Corp.	14,810	71,678,272	1.3%
Nippon Building Fund, Inc.	17,157	89,067,195	1.6%
Nippon Prologis REIT, Inc.	25,193	69,728,373	1.2%
# Nomura Real Estate Master Fund, Inc.	49,331	61,936,993	1.1%
Orix JREIT, Inc.	29,832	40,324,532	0.7%
United Urban Investment Corp.	33,657	36,825,319	0.7%
Other Securities		633,541,067	11.3%

TOTAL JAPAN		1,293,172,948	23.0%

MALAYSIA — (0.4%)
Other Securities		25,325,944	0.5%

MEXICO — (1.5%)
Fibra Uno Administracion SA de CV	34,097,698	37,261,591	0.7%
Other Securities		49,077,300	0.9%

TOTAL MEXICO		86,338,891	1.6%

NETHERLANDS — (2.4%)
#* Unibail-Rodamco-Westfield	6,567,037	23,264,579	0.4%
* Unibail-Rodamco-Westfield	1,117,588	78,873,677	1.4%
Other Securities		38,461,727	0.7%

TOTAL NETHERLANDS		140,599,983	2.5%

NEW ZEALAND — (1.2%)
Other Securities		73,135,945	1.3%

SINGAPORE — (9.9%)
# Ascendas Real Estate Investment Trust	37,326,780	76,799,077	1.4%
CapitaLand Integrated Commercial Trust	56,051,711	93,919,760	1.7%
Frasers Logistics & Commercial Trust	30,135,033	31,381,400	0.6%
Mapletree Commercial Trust	23,930,406	32,184,514	0.6%
Mapletree Industrial Trust	21,943,390	41,233,406	0.7%
Mapletree Logistics Trust	37,016,047	47,540,494	0.8%
Suntec Real Estate Investment Trust	22,025,700	29,097,432	0.5%
Other Securities		226,824,949	4.0%

TOTAL SINGAPORE		578,981,032	10.3%

SOUTH AFRICA — (1.8%)
Growthpoint Properties Ltd.	39,877,939	35,654,107	0.6%
Other Securities		71,629,689	1.3%

TOTAL SOUTH AFRICA		107,283,796	1.9%

SOUTH KOREA — (0.2%)
Other Securities		12,380,113	0.2%

25

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	3,480,242	$28,939,540	0.5%
Merlin Properties Socimi SA	4,203,370	45,663,966	0.8%
Other Security		5,085,718	0.1%

TOTAL SPAIN		79,689,224	1.4%

TAIWAN — (0.3%)
Other Securities		16,070,050	0.3%

TURKEY — (0.3%)
Other Securities		17,164,413	0.3%

UNITED KINGDOM — (15.0%)
Big Yellow Group PLC	2,149,302	38,842,119	0.7%
British Land Co. PLC	10,163,606	65,468,008	1.2%
Derwent London PLC	1,170,093	44,395,576	0.8%
Land Securities Group PLC	8,241,026	77,289,031	1.4%
LondonMetric Property PLC	11,872,399	40,127,174	0.7%
Safestore Holdings PLC	2,696,795	42,425,340	0.8%
Segro PLC	14,167,739	237,197,741	4.2%
Tritax Big Box REIT PLC	22,688,632	69,260,867	1.2%
UNITE Group PLC	3,953,553	55,983,148	1.0%
Other Securities		205,307,516	3.6%

TOTAL UNITED KINGDOM		876,296,520	15.6%

TOTAL COMMON STOCKS (Cost $5,217,110,749)		5,525,580,351	98.5%

TOTAL INVESTMENT SECURITIES (Cost $5,217,110,749)		5,525,580,351

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	27,835,352	321,971,513	5.7%

TOTAL INVESTMENTS — (100.0%) (Cost $5,539,093,551)		$5,847,551,864	104.2%

As of April 30, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	220	06/17/22	$48,627,313	$45,402,500	$(3,224,813)

Total Futures Contracts			$48,627,313	$45,402,500	$(3,224,813)

26

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$541,304	$1,162,410,852	$126,252	$1,163,078,408
Belgium	—	224,199,064	—	224,199,064
Canada	334,284,217	—	—	334,284,217
China	—	12,286,449	—	12,286,449
France	—	203,234,737	—	203,234,737
Germany	—	11,220,959	—	11,220,959
Hong Kong	—	243,635,794	—	243,635,794
Ireland	—	21,913,704	—	21,913,704
Italy	—	5,288,160	—	5,288,160
Japan	—	1,293,172,948	—	1,293,172,948
Malaysia	—	25,325,944	—	25,325,944
Mexico	86,338,891	—	—	86,338,891
Netherlands	—	140,599,983	—	140,599,983
New Zealand	—	73,135,945	—	73,135,945
Singapore	—	578,981,032	—	578,981,032
South Africa	—	107,283,796	—	107,283,796
South Korea	—	12,380,113	—	12,380,113
Spain	—	79,689,224	—	79,689,224
Taiwan	—	16,070,050	—	16,070,050
Turkey	—	17,164,413	—	17,164,413
United Kingdom	—	876,296,520	—	876,296,520
Securities Lending Collateral	—	321,971,513	—	321,971,513
Futures Contracts**	(3,224,813)	—	—	(3,224,813)

TOTAL	$417,939,599	$5,426,261,200	$126,252^	$5,844,327,051

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

27

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (59.4%)
UNITED STATES — (59.4%)
	Alexandria Real Estate Equities, Inc.	636,760	$115,992,202	1.2%
	American Campus Communities, Inc.	593,164	38,359,916	0.4%
	American Homes 4 Rent, Class A	1,300,054	51,495,155	0.5%
	American Tower Corp.	1,930,005	465,169,805	4.7%
	Apartment Income REIT Corp.	668,532	32,871,721	0.3%
	AvalonBay Communities, Inc.	595,358	135,432,038	1.4%
#	Boston Properties, Inc.	631,669	74,284,274	0.7%
	Brixmor Property Group, Inc.	1,267,435	32,167,500	0.3%
	Camden Property Trust	432,559	67,864,182	0.7%
	Crown Castle International Corp.	1,842,366	341,224,607	3.4%
	CubeSmart	880,437	41,829,562	0.4%
	Digital Realty Trust, Inc.	1,175,092	171,704,414	1.7%
	Duke Realty Corp.	1,606,695	87,966,551	0.9%
	EastGroup Properties, Inc.	172,932	32,424,750	0.3%
	Equinix, Inc.	385,201	276,990,335	2.8%
	Equity LifeStyle Properties, Inc.	734,982	56,799,409	0.6%
	Equity Residential	1,579,900	128,761,850	1.3%
	Essex Property Trust, Inc.	277,372	91,330,278	0.9%
	Extra Space Storage, Inc.	565,224	107,392,560	1.1%
	Federal Realty Investment Trust	306,103	35,832,417	0.4%
	First Industrial Realty Trust, Inc.	559,467	32,449,086	0.3%
	Gaming & Leisure Properties, Inc.	979,486	43,469,589	0.4%
	Healthcare Trust of America, Inc., Class A	939,748	28,624,724	0.3%
	Healthpeak Properties, Inc.	2,298,884	75,426,384	0.8%
	Host Hotels & Resorts, Inc.	2,986,477	60,774,807	0.6%
	Invitation Homes, Inc.	2,560,205	101,947,358	1.0%
#	Iron Mountain, Inc.	1,208,818	64,949,791	0.7%
	Kilroy Realty Corp.	447,004	31,290,280	0.3%
	Kimco Realty Corp.	2,552,009	64,642,396	0.7%
	Lamar Advertising Co., Class A	364,052	40,194,981	0.4%
	Life Storage, Inc.	336,205	44,543,734	0.4%
	Medical Properties Trust, Inc.	2,495,489	45,892,043	0.5%
	Mid-America Apartment Communities, Inc.	488,169	96,012,985	1.0%
	National Retail Properties, Inc.	748,456	32,812,311	0.3%
	Prologis, Inc.	3,147,758	504,554,062	5.1%
	Public Storage	668,747	248,439,510	2.5%
	Realty Income Corp.	2,452,274	170,089,705	1.7%
	Regency Centers Corp.	682,674	46,988,424	0.5%
	Rexford Industrial Realty, Inc.	636,647	49,683,932	0.5%
	SBA Communications Corp.	465,813	161,688,350	1.6%
	Simon Property Group, Inc.	1,437,329	169,604,822	1.7%
	STORE Capital Corp.	1,063,612	30,238,489	0.3%
	Sun Communities, Inc.	485,357	85,214,128	0.9%
	UDR, Inc.	1,330,028	70,770,790	0.7%
	Ventas, Inc.	1,683,187	93,501,058	0.9%
#	VICI Properties, Inc.	2,650,567	79,013,388	0.8%
#	Welltower, Inc.	1,874,206	170,196,647	1.7%
	WP Carey, Inc.	778,943	62,915,226	0.6%

28

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$867,448,315	8.6%

TOTAL UNITED STATES		5,959,270,841	59.8%

TOTAL COMMON STOCKS		5,959,270,841	59.8%

		Value†
AFFILIATED INVESTMENT COMPANIES — (39.8%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	803,070,109	3,453,201,471	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	11,467,258	539,649,144	5.4%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,992,850,615	40.1%

TOTAL INVESTMENT SECURITIES (Cost $8,352,517,555)		9,952,121,456

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	7,260,936	83,987,252	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $8,436,502,348)		$10,036,108,708	100.7%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,959,169,989	$100,852	—	$5,959,270,841
Affiliated Investment Companies	3,992,850,615	—	—	3,992,850,615
Securities Lending Collateral	—	83,987,252	—	83,987,252

TOTAL	$9,952,020,604	$84,088,104	—	$10,036,108,708

See accompanying Notes to Financial Statements.

29

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (7.1%)
	Downer EDI Ltd.	10,953,330	$42,378,480	0.4%
	Sims Ltd.	2,944,653	42,576,427	0.4%
	Whitehaven Coal Ltd.	12,373,145	42,489,936	0.4%
	Other Securities		709,608,331	6.0%

TOTAL AUSTRALIA			837,053,174	7.2%

AUSTRIA — (0.7%)
	Other Securities		86,708,062	0.8%

BELGIUM — (1.7%)
	Ackermans & van Haaren NV	309,639	55,201,252	0.5%
#	Euronav NV	3,409,575	39,424,267	0.3%
	Other Securities		103,542,829	0.9%

TOTAL BELGIUM			198,168,348	1.7%

CANADA — (12.1%)
#	Alamos Gold, Inc., Class A	7,369,633	57,252,121	0.5%
#	Birchcliff Energy Ltd.	5,486,552	40,146,023	0.4%
#	Canadian Western Bank	1,923,567	48,529,021	0.4%
#	Centerra Gold, Inc.	4,783,502	44,273,412	0.4%
#	Crescent Point Energy Corp.	6,629,597	45,929,563	0.4%
	Linamar Corp.	965,007	38,220,181	0.3%
#*	MEG Energy Corp.	5,053,207	75,917,094	0.7%
#	Whitecap Resources, Inc.	6,696,779	54,892,057	0.5%
#	Yamana Gold, Inc.	12,479,727	68,875,775	0.6%
	Other Securities		960,768,464	8.2%

TOTAL CANADA			1,434,803,711	12.4%

CHINA — (0.1%)
	Other Securities		17,175,965	0.1%

DENMARK — (2.7%)
*	Jyske Bank AS	1,221,831	67,560,072	0.6%
	Sydbank AS	1,542,083	53,005,794	0.5%
	Other Securities		203,436,503	1.7%

TOTAL DENMARK			324,002,369	2.8%

FINLAND — (2.1%)
#	Metsa Board Oyj, Class B	3,895,732	41,983,529	0.4%
#	TietoEVRY Oyj	1,526,296	38,290,540	0.3%
	Other Securities		165,018,667	1.4%

TOTAL FINLAND			245,292,736	2.1%

FRANCE — (4.1%)
*	Elis SA	3,198,338	45,868,155	0.4%
*	Rexel SA	2,278,807	46,680,586	0.4%
#	SCOR SE	1,620,333	45,813,000	0.4%

30

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$343,117,957	3.0%

TOTAL FRANCE		481,479,698	4.2%

GERMANY — (7.0%)
Aareal Bank AG	1,191,446	40,597,048	0.4%
Aurubis AG	1,012,874	115,102,377	1.0%
Freenet AG	1,988,277	55,012,098	0.5%
* K+S AG	3,675,240	123,443,902	1.1%
# Lanxess AG	1,300,909	50,288,020	0.4%
Rheinmetall AG	304,136	68,559,575	0.6%
Other Securities		369,213,023	3.1%

TOTAL GERMANY		822,216,043	7.1%

GREECE — (0.0%)
Other Securities		1,812	0.0%

HONG KONG — (2.4%)
Other Securities		286,916,040	2.5%

IRELAND — (0.3%)
Other Securities		40,469,774	0.4%

ISRAEL — (1.5%)
Other Securities		177,243,388	1.5%

ITALY — (4.1%)
A2A SpA	22,526,442	38,487,718	0.3%
# Banco BPM SpA	25,704,843	80,988,158	0.7%
* Leonardo SpA	4,461,365	45,913,637	0.4%
Unipol Gruppo SpA	10,437,854	56,913,641	0.5%
Other Securities		257,348,348	2.2%

TOTAL ITALY		479,651,502	4.1%

JAPAN — (21.8%)
Other Securities		2,575,539,421	22.2%

NETHERLANDS — (2.8%)
APERAM SA	1,155,198	44,587,726	0.4%
ASR Nederland NV	2,841,742	129,153,413	1.1%
Boskalis Westminster	1,096,676	38,087,877	0.3%
# SBM Offshore NV	4,336,093	62,834,933	0.5%
Other Securities		53,834,397	0.5%

TOTAL NETHERLANDS		328,498,346	2.8%

NEW ZEALAND — (0.3%)
Other Securities		39,368,186	0.3%

NORWAY — (1.1%)
Other Securities		125,007,829	1.1%

PORTUGAL — (0.3%)
Other Securities		35,770,715	0.3%

31

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$103,096,791	0.9%

SPAIN — (2.2%)
Banco de Sabadell SA	55,222,945	42,857,100	0.4%
Bankinter SA	11,495,360	67,648,749	0.6%
Other Securities		153,820,425	1.3%

TOTAL SPAIN		264,326,274	2.3%

SWEDEN — (2.7%)
Other Securities		320,189,744	2.8%

SWITZERLAND — (5.8%)
Allreal Holding AG	289,293	54,567,300	0.5%
Helvetia Holding AG	629,771	80,929,767	0.7%
Siegfried Holding AG	64,599	46,830,359	0.4%
Swiss Prime Site AG	527,115	51,522,583	0.4%
Other Securities		446,898,700	3.9%

TOTAL SWITZERLAND		680,748,709	5.9%

UNITED KINGDOM — (11.7%)
Bellway PLC	1,802,277	54,739,243	0.5%
Close Brothers Group PLC	3,289,003	45,605,030	0.4%
Drax Group PLC	6,216,333	62,820,389	0.5%
Grafton Group PLC	5,475,243	66,312,087	0.6%
Man Group PLC	14,468,398	42,168,541	0.4%
Paragon Banking Group PLC	6,577,529	40,677,095	0.4%
Redrow PLC	6,644,105	43,554,077	0.4%
Travis Perkins PLC	4,464,949	68,101,295	0.6%
Vistry Group PLC	5,253,423	54,809,368	0.5%
Other Securities		899,238,747	7.6%

TOTAL UNITED KINGDOM		1,378,025,872	11.9%

TOTAL COMMON STOCKS		11,281,754,509	97.4%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		17,298,622	0.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		69,041	0.0%

SWITZERLAND — (0.0%)
Other Security		378,297	0.0%

TOTAL RIGHTS/WARRANTS		447,338	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,671,899,092)		11,299,500,469

32

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	44,836,577	$518,624,690	4.5%

TOTAL INVESTMENTS — (100.0%) (Cost $11,190,457,821)		$11,818,125,159	102.0%

As of April 30, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	854	06/17/22	$184,855,611	$176,244,250	$(8,611,361)

Total Futures Contracts			$184,855,611	$176,244,250	$(8,611,361)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$837,053,174	—	$837,053,174
Austria	—	86,708,062	—	86,708,062
Belgium	$1,843,031	196,325,317	—	198,168,348
Canada	1,433,881,752	921,959	—	1,434,803,711
China	12,485,033	4,690,932	—	17,175,965
Denmark	—	324,002,369	—	324,002,369
Finland	—	245,292,736	—	245,292,736
France	—	481,479,698	—	481,479,698
Germany	—	822,216,043	—	822,216,043
Greece	—	—	$1,812	1,812
Hong Kong	—	286,396,893	519,147	286,916,040
Ireland	—	40,469,774	—	40,469,774
Israel	178,844	177,064,544	—	177,243,388
Italy	—	479,651,502	—	479,651,502
Japan	5,005,617	2,570,533,804	—	2,575,539,421
Netherlands	—	328,498,346	—	328,498,346
New Zealand	—	39,368,186	—	39,368,186
Norway	2,641,586	122,366,243	—	125,007,829
Portugal	—	35,770,715	—	35,770,715
Singapore	—	101,949,327	1,147,464	103,096,791
Spain	—	264,326,274	—	264,326,274
Sweden	10,202,251	309,987,493	—	320,189,744
Switzerland	—	680,748,709	—	680,748,709
United Kingdom	—	1,378,025,872	—	1,378,025,872
Preferred Stocks
Germany	—	17,298,622	—	17,298,622
Rights/Warrants
Canada	—	69,041	—	69,041
Switzerland	—	378,297	—	378,297

33

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$518,624,690	—	$518,624,690
Futures Contracts**	$(8,611,361)	—	—	(8,611,361)

TOTAL	$1,457,626,753	$10,350,218,622	$1,668,423^	$11,809,513,798

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

34

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.7%)
AUSTRALIA — (6.6%)
BHP Group Ltd.	178,389	$5,960,944	0.2%
National Australia Bank Ltd.	308,973	7,053,444	0.2%
Santos Ltd.	1,101,699	6,156,371	0.2%
Westpac Banking Corp.	357,485	5,984,295	0.2%
Other Securities		207,151,971	6.1%

TOTAL AUSTRALIA		232,307,025	6.9%

AUSTRIA — (0.6%)
Other Securities		21,384,115	0.6%

BELGIUM — (1.3%)
Other Securities		45,142,857	1.3%

CANADA — (11.3%)
Bank of Nova Scotia	102,743	6,505,687	0.2%
# Canadian Natural Resources Ltd.	99,485	6,155,137	0.2%
Cenovus Energy, Inc.	372,350	6,881,028	0.2%
Fairfax Financial Holdings Ltd.	12,635	6,942,488	0.2%
Magna International, Inc.	140,149	8,446,780	0.3%
Royal Bank of Canada	61,845	6,246,362	0.2%
Suncor Energy, Inc.	242,441	8,713,330	0.3%
# Teck Resources Ltd., Class B	244,859	9,662,136	0.3%
Tourmaline Oil Corp.	207,214	10,671,606	0.3%
West Fraser Timber Co. Ltd.	67,811	5,960,047	0.2%
Other Securities		323,463,171	9.6%

TOTAL CANADA		399,647,772	12.0%

CHINA — (0.1%)
Other Securities		3,194,939	0.1%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	47,591	5,436,141	0.2%
Other Securities		72,026,865	2.1%

TOTAL DENMARK		77,463,006	2.3%

FINLAND — (1.5%)
Other Securities		53,834,911	1.6%

FRANCE — (6.9%)
Arkema SA	51,529	5,871,436	0.2%
# BNP Paribas SA	106,510	5,522,689	0.2%
# Bouygues SA	184,276	6,336,007	0.2%
Cie de Saint-Gobain	105,389	6,148,200	0.2%
Cie Generale des Etablissements Michelin SCA	86,973	10,772,468	0.3%
Engie SA	465,874	5,497,532	0.2%
Orange SA	1,316,569	15,674,276	0.5%
TotalEnergies SE	308,861	15,165,991	0.5%
Other Securities		173,145,238	5.0%

TOTAL FRANCE		244,133,837	7.3%

35

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (5.9%)
	Allianz SE	36,861	$8,317,098	0.3%
*	Commerzbank AG	883,755	5,769,439	0.2%
Ω	Covestro AG	168,512	7,255,373	0.2%
*	K+S AG	192,423	6,463,101	0.2%
	Mercedes-Benz Group AG	163,910	11,441,109	0.4%
	Other Securities		168,514,911	4.9%

	TOTAL GERMANY		207,761,031	6.2%

	HONG KONG — (2.2%)
	Other Securities		76,156,502	2.3%

	IRELAND — (0.6%)
	Other Securities		19,646,738	0.6%

	ISRAEL — (1.3%)
	Other Securities		46,334,400	1.4%

	ITALY — (2.4%)
	Other Securities		84,707,539	2.5%

	JAPAN — (21.1%)
	ENEOS Holdings, Inc.	2,073,570	7,296,089	0.2%
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,493,538	0.2%
	SoftBank Group Corp.	192,900	7,934,022	0.3%
	Toyota Motor Corp.	430,090	7,369,035	0.2%
	Other Securities		713,367,098	21.3%

	TOTAL JAPAN.		742,459,782	22.2%

	NETHERLANDS — (3.2%)
	Aegon NV	1,281,817	6,645,810	0.2%
	ArcelorMittal SA	227,139	6,641,561	0.2%
	ASR Nederland NV	149,446	6,792,123	0.2%
	Koninklijke Ahold Delhaize NV	350,033	10,324,561	0.3%
	Other Securities		82,164,161	2.5%

	TOTAL NETHERLANDS		112,568,216	3.4%

	NEW ZEALAND — (0.4%)
	Other Securities		15,080,173	0.5%

	NORWAY — (0.9%)
	Other Securities		33,080,629	1.0%

	PORTUGAL — (0.3%)
	Other Securities		10,476,069	0.3%

	SINGAPORE — (0.9%)
	Other Securities		29,936,241	0.9%

	SPAIN — (2.0%)
	Repsol SA	415,110	6,192,560	0.2%
	Other Securities		65,163,610	1.9%

	TOTAL SPAIN		71,356,170	2.1%

36

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.9%)
Other Securities		$103,329,535	3.1%

SWITZERLAND — (7.1%)
Julius Baer Group Ltd.	127,245	6,080,761	0.2%
Nestle SA	126,847	16,375,196	0.5%
Novartis AG, Sponsored ADR	70,669	6,220,992	0.2%
Swiss Life Holding AG	11,301	6,607,865	0.2%
Swiss Prime Site AG	56,116	5,485,029	0.2%
# Swisscom AG	15,415	9,114,902	0.3%
Vifor Pharma AG	38,547	6,809,267	0.2%
Zurich Insurance Group AG	14,535	6,617,342	0.2%
Other Securities		187,384,358	5.5%

TOTAL SWITZERLAND		250,695,712	7.5%

UNITED KINGDOM — (11.0%)
Aviva PLC	1,051,807	5,643,076	0.2%
BP PLC	1,487,940	7,183,467	0.2%
British American Tobacco PLC	154,373	6,470,135	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	9,948,814	0.3%
Shell PLC, Sponsored ADR	311,988	16,669,519	0.5%
Other Securities		343,723,995	10.3%

TOTAL UNITED KINGDOM		389,639,006	11.7%

UNITED STATES — (0.0%)
Other Securities		163,948	0.0%

TOTAL COMMON STOCKS		3,270,500,153	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,277,226	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,051	0.0%

CANADA — (0.0%)
Other Securities		146,738	0.0%

HONG KONG — (0.0%)
Other Security		345	0.0%

SWITZERLAND — (0.0%)
Other Security		30,204	0.0%

TOTAL RIGHTS/WARRANTS		180,338	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,850,696,711)		3,283,957,717

37

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	21,046,989	$243,450,527	7.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,094,116,308)		$3,527,408,244	105.5%

As of April 30, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,793,929	$30,337,125	$(1,456,804)

Total Futures Contracts			$31,793,929	$30,337,125	$(1,456,804)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,782,235	$227,524,790	—	$232,307,025
Austria	—	21,384,115	—	21,384,115
Belgium	2,205,619	42,937,238	—	45,142,857
Canada	398,490,147	1,157,625	—	399,647,772
China	909,439	2,285,500	—	3,194,939
Denmark	—	77,463,006	—	77,463,006
Finland	—	53,834,911	—	53,834,911
France	315,739	243,816,373	$1,725	244,133,837
Germany	6,001,608	201,759,423	—	207,761,031
Hong Kong	61,953	76,008,643	85,906	76,156,502
Ireland	4,921,733	14,725,005	—	19,646,738
Israel	4,852,032	41,482,368	—	46,334,400
Italy	1,389,303	83,318,236	—	84,707,539
Japan	11,479,404	730,980,378	—	742,459,782
Netherlands	14,657,655	97,910,561	—	112,568,216
New Zealand	10,728	15,069,445	—	15,080,173
Norway	289,390	32,791,239	—	33,080,629
Portugal	—	10,476,069	—	10,476,069
Singapore	600,234	29,288,461	47,546	29,936,241
Spain	2,272,544	69,083,626	—	71,356,170
Sweden	791,977	102,537,558	—	103,329,535
Switzerland	18,188,368	232,507,344	—	250,695,712
United Kingdom	50,487,814	339,151,192	—	389,639,006
United States	132,762	31,186	—	163,948
Preferred Stocks
Germany	—	13,277,226	—	13,277,226
Rights/Warrants
Australia	—	3,051	—	3,051
Canada	—	146,738	—	146,738
Hong Kong	—	345	—	345
Switzerland	—	30,204	—	30,204

38

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$243,450,527	—	$243,450,527
Futures Contracts**	$(1,456,804)	—	—	(1,456,804)

TOTAL	$521,383,880	$3,004,432,383	$135,177^	$3,525,951,440

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

39

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
AUSTRALIA — (7.2%)
BHP Group Ltd.	252,734	$8,445,214	0.4%
BHP Group Ltd.	242,244	8,118,186	0.4%
BHP Group Ltd., Sponsored ADR	439,796	29,457,536	1.4%
CSL Ltd.	89,023	16,990,050	0.8%
Other Securities		92,320,127	4.6%

TOTAL AUSTRALIA		155,331,113	7.6%

AUSTRIA — (0.2%)
Other Securities		3,530,345	0.2%

BELGIUM — (0.6%)
Other Securities		13,970,103	0.7%

CANADA — (10.6%)
Canadian National Railway Co.	103,129	12,128,385	0.6%
Canadian Natural Resources Ltd.	277,342	17,159,150	0.8%
Constellation Software, Inc.	6,141	9,665,126	0.5%
National Bank of Canada	139,276	9,727,041	0.5%
Royal Bank of Canada	185,318	18,717,168	0.9%
Royal Bank of Canada	64,164	6,482,489	0.3%
Suncor Energy, Inc.	277,993	9,991,068	0.5%
Other Securities		145,743,905	7.2%

TOTAL CANADA		229,614,332	11.3%

CHINA — (0.0%)
Other Security		855,821	0.0%

DENMARK — (3.0%)
# Novo Nordisk AS, Class B	490,008	55,971,767	2.8%
Other Securities		9,050,645	0.4%

TOTAL DENMARK		65,022,412	3.2%

FINLAND — (1.0%)
Other Securities		21,058,121	1.0%

FRANCE — (8.6%)
Airbus SE	114,996	12,588,824	0.6%
Kering SA	19,489	10,369,559	0.5%
Legrand SA	117,175	10,383,365	0.5%
LVMH Moet Hennessy Louis Vuitton SE	67,951	43,973,471	2.2%
Orange SA	1,002,889	11,939,791	0.6%
Teleperformance	29,391	10,548,755	0.5%
Other Securities		85,893,403	4.2%

TOTAL FRANCE		185,697,168	9.1%

GERMANY — (6.4%)
Bayer AG	221,721	14,604,993	0.7%
Deutsche Telekom AG	866,133	15,955,165	0.8%
E.ON SE	948,865	9,874,797	0.5%

40

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Mercedes-Benz Group AG	196,327	$13,703,854	0.7%
Other Securities		85,006,222	4.1%

TOTAL GERMANY		139,145,031	6.8%

HONG KONG — (2.1%)
Hong Kong Exchanges & Clearing Ltd.	293,437	12,447,297	0.6%
Other Securities		32,622,851	1.6%

TOTAL HONG KONG		45,070,148	2.2%

IRELAND — (0.5%)
Other Securities		11,296,516	0.6%

ISRAEL — (0.6%)
Other Securities		11,812,765	0.6%

ITALY — (1.9%)
Other Securities		41,822,352	2.0%

JAPAN — (18.2%)
Hitachi Ltd.	264,700	12,553,781	0.6%
KDDI Corp.	492,100	16,295,739	0.8%
Nintendo Co. Ltd.	26,500	12,094,354	0.6%
Recruit Holdings Co. Ltd.	267,200	9,694,441	0.5%
SoftBank Group Corp.	427,500	17,583,175	0.9%
Sony Group Corp.	328,700	28,367,144	1.4%
Tokyo Electron Ltd.	33,900	14,303,983	0.7%
Other Securities		284,939,735	13.9%

TOTAL JAPAN		395,832,352	19.4%

NETHERLANDS — (3.6%)
ASML Holding NV	14,189	8,052,803	0.4%
ASML Holding NV	60,070	33,865,664	1.7%
Koninklijke Ahold Delhaize NV	362,294	10,686,211	0.5%
Wolters Kluwer NV	152,080	15,357,456	0.8%
Other Securities		10,945,538	0.5%

TOTAL NETHERLANDS		78,907,672	3.9%

NEW ZEALAND — (0.2%)
Other Securities		5,160,401	0.3%

NORWAY — (0.8%)
Equinor ASA	304,550	10,293,657	0.5%
Other Securities		7,839,721	0.4%

TOTAL NORWAY		18,133,378	0.9%

PORTUGAL — (0.1%)
Other Securities		2,898,574	0.1%

SINGAPORE — (0.9%)
Other Securities		18,793,357	0.9%

41

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
Iberdrola SA	977,909	$11,236,965	0.6%
Telefonica SA	2,098,862	10,210,210	0.5%
Other Securities		21,845,812	1.0%

TOTAL SPAIN		43,292,987	2.1%

SWEDEN — (2.4%)
Other Securities		52,712,939	2.6%

SWITZERLAND — (8.4%)
Givaudan SA	3,524	14,006,214	0.7%
Nestle SA	144,809	18,693,984	0.9%
Roche Holding AG	8,192	3,291,099	0.2%
Roche Holding AG	183,630	68,092,523	3.3%
Sika AG	36,778	11,234,134	0.6%
Other Securities		67,386,526	3.3%

TOTAL SWITZERLAND		182,704,480	9.0%

UNITED KINGDOM — (13.7%)
Anglo American PLC	335,117	14,842,658	0.7%
Ashtead Group PLC	224,550	11,610,858	0.6%
BAE Systems PLC	1,327,767	12,264,127	0.6%
BT Group PLC	4,496,264	9,970,850	0.5%
Diageo PLC	80,730	4,027,527	0.2%
Diageo PLC, Sponsored ADR	106,135	21,086,902	1.0%
Ferguson PLC	94,077	11,801,910	0.6%
GlaxoSmithKline PLC	1,506,206	33,953,771	1.7%
Imperial Brands PLC	553,895	11,529,618	0.6%
Reckitt Benckiser Group PLC	138,595	10,808,409	0.5%
RELX PLC, Sponsored ADR	334,644	9,855,266	0.5%
Rio Tinto PLC	94,176	6,654,113	0.3%
Rio Tinto PLC, Sponsored ADR	251,488	17,885,827	0.9%
SSE PLC	626,665	14,554,812	0.7%
Unilever PLC	48,760	2,266,858	0.1%
Unilever PLC	62,170	2,885,563	0.1%
Unilever PLC, Sponsored ADR	587,080	27,158,321	1.3%
Other Securities		73,696,045	3.6%

TOTAL UNITED KINGDOM		296,853,435	14.5%

TOTAL COMMON STOCKS		2,019,515,802	99.0%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		11,345,831	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,854,981,030)		2,030,861,633

		Value†
SECURITIES LENDING COLLATERAL— (6.5%)
@§ The DFA Short Term Investment Fund	12,131,990	140,330,728	6.9%

TOTAL INVESTMENTS — (100.0%) (Cost $1,995,310,877)		$2,171,192,361	106.4%

42

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$29,457,536	$125,873,577	—	$155,331,113
Austria	—	3,530,345	—	3,530,345
Belgium	—	13,970,103	—	13,970,103
Canada	229,614,332	—	—	229,614,332
China	—	855,821	—	855,821
Denmark	—	65,022,412	—	65,022,412
Finland	—	21,058,121	—	21,058,121
France	2,285,784	183,411,384	—	185,697,168
Germany	—	139,145,031	—	139,145,031
Hong Kong	—	45,070,148	—	45,070,148
Ireland	3,333,111	7,963,405	—	11,296,516
Israel	1,923,109	9,889,656	—	11,812,765
Italy	3,826,287	37,996,065	—	41,822,352
Japan	—	395,832,352	—	395,832,352
Netherlands	33,865,664	45,042,008	—	78,907,672
New Zealand	—	5,160,401	—	5,160,401
Norway	—	18,133,378	—	18,133,378
Portugal	—	2,898,574	—	2,898,574
Singapore	505,674	18,287,683	—	18,793,357
Spain	—	43,292,987	—	43,292,987
Sweden	—	52,712,939	—	52,712,939
Switzerland	4,532,669	178,171,811	—	182,704,480
United Kingdom	77,179,325	219,674,110	—	296,853,435
Preferred Stocks
Germany	—	11,345,831	—	11,345,831
Securities Lending Collateral	—	140,330,728	—	140,330,728

TOTAL	$386,523,491	$1,784,668,870	—	$2,171,192,361

See accompanying Notes to Financial Statements.

43

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company		$122,120,105
Investment in Dimensional Emerging Markets Value Fund		62,209,215
Investment in DFA International Small Cap Value Portfolio of
DFA Investment Dimensions Group Inc.	841,177	16,646,899

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $174,165,645)		$200,976,219

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$200,976,219	—	—	$200,976,219

TOTAL	$200,976,219	—	—	$200,976,219

See accompanying Notes to Financial Statements.

44

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (4.6%)
BHP Group Ltd.	352,621	$11,782,980	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	6,748,570	0.2%
Commonwealth Bank of Australia	87,813	6,382,557	0.2%
Other Securities		149,007,774	4.1%

TOTAL AUSTRALIA		173,921,881	4.8%

AUSTRIA — (0.3%)
Other Securities		12,139,393	0.3%

BELGIUM — (0.8%)
Other Securities		29,014,659	0.8%

BRAZIL — (1.4%)
Vale SA	628,010	10,579,991	0.3%
Other Securities		42,137,337	1.1%

TOTAL BRAZIL		52,717,328	1.4%

CANADA — (7.6%)
Bank of Montreal	65,266	6,920,807	0.2%
Bank of Nova Scotia	94,722	5,997,797	0.2%
Canadian National Railway Co.	47,248	5,557,310	0.2%
Canadian Natural Resources Ltd.	155,586	9,626,106	0.3%
# Royal Bank of Canada	108,786	10,987,416	0.3%
Royal Bank of Canada	97,598	9,860,326	0.3%
Suncor Energy, Inc.	165,422	5,945,267	0.2%
Toronto-Dominion Bank	89,325	6,452,838	0.2%
Tourmaline Oil Corp.	108,339	5,579,503	0.2%
Other Securities		220,200,926	5.8%

TOTAL CANADA		287,128,296	7.9%

CHILE — (0.1%)
Other Securities		4,905,729	0.1%

CHINA — (8.5%)
China Construction Bank Corp., Class H	10,898,000	7,763,724	0.2%
Ping An Insurance Group Co. of China Ltd., Class H	908,000	5,739,207	0.2%
Tencent Holdings Ltd.	442,200	20,838,624	0.6%
Other Securities		288,924,569	7.9%

TOTAL CHINA		323,266,124	8.9%

COLOMBIA — (0.0%)
Other Securities		1,743,704	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,506,881	0.0%

DENMARK — (1.5%)
Novo Nordisk AS, Class B	142,160	16,238,401	0.5%

45

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
DENMARK — (Continued)
Other Securities		$40,176,896	1.0%

TOTAL DENMARK		56,415,297	1.5%

EGYPT — (0.0%)
Other Securities		194,501	0.0%

FINLAND — (1.0%)
Other Securities		38,471,334	1.1%

FRANCE — (5.0%)
Air Liquide SA	33,223	5,747,854	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	14,114,015	0.4%
Orange SA	535,579	6,376,280	0.2%
# TotalEnergies SE	176,070	8,645,559	0.3%
# Vinci SA	66,251	6,428,590	0.2%
Other Securities		147,449,377	3.9%

TOTAL FRANCE		188,761,675	5.2%

GERMANY — (4.1%)
Bayer AG	87,779	5,782,094	0.2%
Bayerische Motoren Werke AG	72,976	5,959,641	0.2%
Deutsche Telekom AG	371,759	6,848,228	0.2%
Mercedes-Benz Group AG	116,609	8,139,444	0.2%
Other Securities		128,301,266	3.4%

TOTAL GERMANY		155,030,673	4.2%

GREECE — (0.1%)
Other Securities		2,979,525	0.1%

HONG KONG — (1.4%)
AIA Group Ltd.	608,200	5,974,809	0.2%
Other Securities		47,634,847	1.3%

TOTAL HONG KONG		53,609,656	1.5%

HUNGARY — (0.1%)
Other Securities		2,379,135	0.1%

INDIA — (5.0%)
Infosys Ltd.	301,896	6,120,337	0.2%
Reliance Industries Ltd.	235,961	8,578,394	0.3%
Other Securities		173,702,617	4.7%

TOTAL INDIA		188,401,348	5.2%

INDONESIA — (0.6%)
Other Securities		22,884,601	0.6%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	191,724	7,588,436	0.2%
Other Securities		11,599,932	0.3%

TOTAL IRELAND		19,188,368	0.5%

46

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.8%)
Other Securities		$28,920,049	0.8%

ITALY — (1.6%)
# Stellantis NV	503,996	6,766,472	0.2%
Other Securities		55,945,016	1.5%

TOTAL ITALY		62,711,488	1.7%

JAPAN — (13.2%)
SoftBank Group Corp.	157,844	6,492,161	0.2%
Sony Group Corp.	104,000	8,975,306	0.3%
Toyota Motor Corp.	1,130,315	19,366,485	0.6%
Other Securities		465,830,323	12.6%

TOTAL JAPAN		500,664,275	13.7%

MALAYSIA — (0.5%)
Other Securities		20,319,837	0.6%

MEXICO — (0.7%)
Other Securities		26,973,298	0.7%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	11,619,300	0.3%
Koninklijke Ahold Delhaize NV	272,370	8,033,808	0.2%
Other Securities		59,626,479	1.7%

TOTAL NETHERLANDS		79,279,587	2.2%

NEW ZEALAND — (0.3%)
Other Securities		10,944,940	0.3%

NORWAY — (0.7%)
Other Securities		24,890,153	0.7%

PERU — (0.0%)
Other Securities		300,735	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,861,509	0.2%

POLAND — (0.2%)
Other Securities		9,613,405	0.3%

PORTUGAL — (0.2%)
Other Securities		6,128,768	0.2%

QATAR — (0.2%)
Other Securities		9,340,875	0.3%

SAUDI ARABIA — (1.1%)
Other Securities		41,385,571	1.1%

SINGAPORE — (0.6%)
Other Securities		22,945,978	0.6%

47

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.6%)
Other Securities		$61,850,810	1.7%

SOUTH KOREA — (4.3%)
Samsung Electronics Co. Ltd.	661,530	35,255,279	1.0%
SK Hynix, Inc.	63,826	5,592,951	0.2%
Other Securities		122,456,076	3.3%

TOTAL SOUTH KOREA		163,304,306	4.5%

SPAIN — (1.4%)
Iberdrola SA	591,671	6,798,775	0.2%
Repsol SA	383,180	5,716,232	0.2%
Other Securities		39,011,449	1.0%

TOTAL SPAIN		51,526,456	1.4%

SWEDEN — (1.9%)
Other Securities		73,589,596	2.0%

SWITZERLAND — (5.0%)
Nestle SA	261,500	33,758,101	0.9%
Novartis AG	100,236	8,857,779	0.3%
Roche Holding AG	58,789	21,799,767	0.6%
Other Securities		125,135,491	3.4%

TOTAL SWITZERLAND		189,551,138	5.2%

TAIWAN — (5.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	21,156,694	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	12,022,261	0.4%
Other Securities		178,585,460	4.8%

TOTAL TAIWAN		211,764,415	5.8%

THAILAND — (0.8%)
Other Securities		29,564,314	0.8%

TURKEY — (0.2%)
Other Securities		6,810,974	0.2%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		10,714,841	0.3%

UNITED KINGDOM — (8.0%)
BP PLC, Sponsored ADR	305,930	8,786,310	0.3%
British American Tobacco PLC	141,356	5,924,562	0.2%
# HSBC Holdings PLC, Sponsored ADR	230,666	7,152,953	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	12,297,644	0.4%
Shell PLC, Sponsored ADR	341,272	18,234,163	0.5%
Other Securities		252,696,526	6.8%

TOTAL UNITED KINGDOM		305,092,158	8.4%

48

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Securities		$446,702	0.0%

TOTAL COMMON STOCKS		3,572,156,286	97.9%

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
Other Security		895	0.0%

BRAZIL — (0.3%)
Other Securities		11,948,462	0.4%

CHILE — (0.0%)
Other Securities		175,036	0.0%

COLOMBIA — (0.0%)
Other Securities		294,401	0.0%

GERMANY — (0.3%)
Other Securities		11,085,941	0.3%

PHILIPPINES — (0.0%)
Other Security		47,521	0.0%

SOUTH KOREA — (0.0%)
Other Security		16,715	0.0%

TAIWAN — (0.0%)
Other Security		84,147	0.0%

THAILAND — (0.0%)
Other Security		131,680	0.0%

TOTAL PREFERRED STOCKS		23,784,798	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,818	0.0%

CANADA — (0.0%)
Other Security		92,931	0.0%

HONG KONG — (0.0%)
Other Securities		3,056	0.0%

MALAYSIA — (0.0%)
Other Security		3,467	0.0%

NEW ZEALAND — (0.0%)
Other Security		2,761	0.0%

PHILIPPINES — (0.0%)
Other Security		2,518	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,838	0.0%

49

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Security		$8,667	0.0%

TAIWAN — (0.0%)
Other Securities		290	0.0%

THAILAND — (0.0%)
Other Securities		21,130	0.0%

TURKEY — (0.0%)
Other Security		4,870	0.0%

TOTAL RIGHTS/WARRANTS		145,346	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,107,583,193)		3,596,086,430

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	17,276,461	199,836,819	5.5%

TOTAL INVESTMENTS — (100.0%) (Cost $3,307,397,491)		$3,795,923,249	104.1%

As of April 30, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,573,032	$30,337,125	$(1,235,907)

Total Futures Contracts			$31,573,032	$30,337,125	$(1,235,907)

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,225,361	$166,696,520	—	$173,921,881
Austria	—	12,139,393	—	12,139,393
Belgium	330,609	28,684,050	—	29,014,659
Brazil	52,578,297	139,031	—	52,717,328
Canada	286,272,726	855,570	—	287,128,296
Chile	1,033,865	3,871,864	—	4,905,729
China	25,898,692	297,042,271	$325,161	323,266,124
Colombia	1,711,782	31,922	—	1,743,704
Czech Republic	—	1,506,881	—	1,506,881
Denmark	—	56,415,297	—	56,415,297
Egypt	93,682	100,819	—	194,501
Finland	627,989	37,843,345	—	38,471,334
France	425,587	188,334,030	2,058	188,761,675
Germany	1,719,799	153,310,874	—	155,030,673

50

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greece	—	$2,978,211	$1,314	$2,979,525
Hong Kong	$393,899	53,171,841	43,916	53,609,656
Hungary	—	2,379,135	—	2,379,135
India	2,454,567	185,946,318	463	188,401,348
Indonesia	199,209	22,649,886	35,506	22,884,601
Ireland	7,588,436	11,599,932	—	19,188,368
Israel	3,452,502	25,467,547	—	28,920,049
Italy	876,592	61,834,896	—	62,711,488
Japan	3,432,497	497,231,778	—	500,664,275
Malaysia	—	20,299,877	19,960	20,319,837
Mexico	26,865,080	108,019	199	26,973,298
Netherlands	13,617,033	65,662,554	—	79,279,587
New Zealand	—	10,944,940	—	10,944,940
Norway	41,205	24,848,948	—	24,890,153
Peru	300,697	38	—	300,735
Philippines	29,835	8,831,674	—	8,861,509
Poland	—	9,613,405	—	9,613,405
Portugal	—	6,128,768	—	6,128,768
Qatar	—	9,340,875	—	9,340,875
Saudi Arabia	43,040	41,342,531	—	41,385,571
Singapore	485,973	22,438,009	21,996	22,945,978
South Africa	7,443,961	54,406,849	—	61,850,810
South Korea	719,554	162,521,641	63,111	163,304,306
Spain	473,018	51,053,438	—	51,526,456
Sweden	324,959	73,264,637	—	73,589,596
Switzerland	8,716,079	180,835,059	—	189,551,138
Taiwan	12,268,973	199,490,567	4,875	211,764,415
Thailand	28,817,751	746,563	—	29,564,314
Turkey	422,263	6,388,711	—	6,810,974
United Arab Emirates	—	10,714,841	—	10,714,841
United Kingdom	72,191,249	232,900,909	—	305,092,158
United States	406,388	40,314	—	446,702
Preferred Stocks
Australia	—	895	—	895
Brazil	11,924,283	24,179	—	11,948,462
Chile	—	175,036	—	175,036
Colombia	294,401	—	—	294,401
Germany	—	11,085,941	—	11,085,941
Philippines	—	47,521	—	47,521
South Korea	—	16,715	—	16,715
Taiwan	—	84,147	—	84,147
Thailand	131,680	—	—	131,680
Rights/Warrants
Australia	—	2,818	—	2,818
Canada	—	92,931	—	92,931
Hong Kong	—	3,056	—	3,056
Malaysia	—	3,467	—	3,467
New Zealand	—	2,761	—	2,761
Philippines	—	2,518	—	2,518
South Korea	—	2,838	—	2,838
Switzerland	—	8,667	—	8,667
Taiwan	—	290	—	290
Thailand	—	21,130	—	21,130
Turkey	—	4,870	—	4,870

51

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$199,836,819	—	$199,836,819
Futures Contracts**	$(1,235,907)	—	—	(1,235,907)

TOTAL	$580,597,606	$3,213,571,177	$518,559^	$3,794,687,342

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group, Inc.	18,365,984	$588,813,431
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	19,922,596	285,889,256
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	5,224,565	118,649,868

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $711,414,986)		$993,352,555

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $487,093)	487,093	487,093

TOTAL INVESTMENTS — (100.0%) (Cost $711,902,079)		$993,839,648

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$993,352,555	—	—	$993,352,555
Temporary Cash Investments	487,093	—	—	487,093

TOTAL	$993,839,648	—	—	$993,839,648

See accompanying Notes to Financial Statements.

53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group, Inc.	5,557,467	$161,944,580
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	5,550,416	79,648,469
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	2,355,621	53,496,154

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $182,822,987)		$295,089,203

As of April 30, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	284,655	AUD	380,852	Morgan Stanley and Co. International	05/02/22	$15,564
USD	4,951,485	AUD	6,919,773	UBS AG	05/02/22	62,320
USD	5,058,147	AUD	7,114,074	State Street Bank and Trust	05/31/22	29,188
USD	658,140	SGD	897,247	Citibank, N.A.	06/15/22	9,389
USD	5,803,144	CHF	5,360,825	State Street Bank and Trust	06/30/22	275,327
USD	1,678,927	DKK	11,433,420	Bank of America Corp.	07/11/22	51,879
USD	803,125	ILS	2,593,776	UBS AG	07/18/22	23,222
USD	15,520,667	JPY	1,977,023,154	Barclays Capital	07/19/22	239,803
USD	779,109	NOK	7,084,883	HSBC Bank	07/25/22	23,392

Total Appreciation						$730,084
AUD	7,300,625	USD	5,188,262	State Street Bank and Trust	05/02/22	$(30,006)
USD	11,221,653	HKD	87,915,111	HSBC Bank	07/21/22	(1,094)
USD	19,184,597	EUR	18,112,921	Bank of America Corp.	07/26/22	(7,004)
USD	2,247,984	SEK	22,101,606	Bank of America Corp.	07/26/22	(8,515)
USD	4,364,065	GBP	3,500,000	Barclays Capital	07/28/22	(38,686)
USD	4,623,644	GBP	3,710,699	JP Morgan	07/28/22	(44,152)

Total (Depreciation)						$(129,457)

Total Appreciation (Depreciation)						$600,627

As of April 30, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	06/17/22	$3,184,981	$3,095,625	$(89,356)

Total Futures Contracts			$3,184,981	$3,095,625	$(89,356)

54

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$295,089,203	—	—	$295,089,203
Forward Currency Contracts**	—	$600,627	—	600,627
Futures Contracts**	(89,356)	—	—	(89,356)

TOTAL	$294,999,847	$600,627	—	$295,600,474

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

55

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$4,967,414,347

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,967,414,347

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

56

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$4,399,064,969

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,399,064,969

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

57

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$11,925,822,454

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,925,822,454

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

58

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (97.2%)
	BRAZIL — (4.2%)
	Petroleo Brasileiro SA	16,003,488	$108,244,751	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	776,944	9,533,103	0.0%
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	16,666,633	0.1%
	Vale SA	15,469,805	260,617,538	1.0%
	Other Securities		732,696,480	2.7%

	TOTAL BRAZIL		1,127,758,505	4.2%

	CHILE — (0.5%)
	Other Securities		128,327,877	0.5%

	CHINA — (26.8%)
*	Alibaba Group Holding Ltd.	9,442,600	115,177,790	0.5%
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	245,533,814	0.9%
*	Baidu, Inc., Sponsored ADR	559,862	69,518,065	0.3%
	Bank of China Ltd., Class H	204,333,702	80,176,956	0.3%
	China Construction Bank Corp., Class H	370,130,302	263,680,459	1.0%
	China Merchants Bank Co. Ltd., Class H	16,873,646	101,701,593	0.4%
	China National Building Material Co. Ltd., Class H	40,908,150	54,441,043	0.2%
	China Overseas Land & Investment Ltd.	21,631,533	66,825,815	0.3%
	China Petroleum & Chemical Corp., Class H	144,228,400	70,595,712	0.3%
	China Resources Land Ltd.	15,028,610	67,120,965	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	232,900,725	140,394,023	0.5%
	Kweichow Moutai Co. Ltd., Class A	204,274	56,558,890	0.2%
	Lenovo Group Ltd.	58,158,000	56,471,574	0.2%
	Li Ning Co. Ltd.	7,614,083	59,345,433	0.2%
	NetEase, Inc., ADR	777,776	74,145,386	0.3%
	PetroChina Co. Ltd., Class H	141,510,000	67,173,933	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	30,102,500	190,269,263	0.7%
	Tencent Holdings Ltd.	16,149,900	761,062,183	2.9%
*Ω	Xiaomi Corp., Class B	40,639,200	61,866,607	0.3%
	Yum China Holdings, Inc.	1,340,150	56,018,270	0.2%
	Other Securities		4,619,704,202	16.8%

	TOTAL CHINA		7,277,781,976	27.1%

	COLOMBIA — (0.2%)
	Other Securities		40,734,664	0.1%

	CZECH REPUBLIC — (0.1%)
	Other Securities		34,066,030	0.1%

	EGYPT — (0.0%)
	Other Securities		11,037,954	0.0%

	GREECE — (0.3%)
	Other Securities		68,286,535	0.3%

	HONG KONG — (0.0%)
	Other Securities		888,938	0.0%

59

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$45,550,115	0.2%

INDIA — (14.8%)
* Adani Transmission Ltd.	1,505,225	54,226,783	0.2%
* Bharti Airtel Ltd.	6,407,864	61,539,921	0.2%
HDFC Bank Ltd.	5,402,815	96,678,854	0.4%
Housing Development Finance Corp. Ltd.	2,068,521	59,608,575	0.2%
# ICICI Bank Ltd., Sponsored ADR	4,405,288	83,876,684	0.3%
Infosys Ltd.	7,880,895	159,769,373	0.6%
Infosys Ltd., Sponsored ADR	3,016,528	59,938,411	0.2%
Reliance Industries Ltd.	6,047,405	219,854,224	0.8%
Tata Consultancy Services Ltd.	2,347,996	108,254,868	0.4%
Other Securities		3,095,962,158	11.6%

TOTAL INDIA		3,999,709,851	14.9%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	110,415,800	61,929,087	0.3%
Other Securities		476,585,510	1.7%

TOTAL INDONESIA		538,514,597	2.0%

MALAYSIA — (1.6%)
Other Securities		446,050,005	1.7%

MEXICO — (2.3%)
America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	73,121,443	0.3%
# Grupo Mexico SAB de CV, Class B	12,834,356	60,119,868	0.2%
Other Securities		499,419,105	1.9%

TOTAL MEXICO		632,660,416	2.4%

PERU — (0.1%)
Other Securities		23,595,708	0.1%

PHILIPPINES — (0.8%)
Other Securities		222,606,475	0.8%

POLAND — (0.7%)
Other Securities		196,049,991	0.7%

QATAR — (0.6%)
Other Securities		165,766,521	0.6%

SAUDI ARABIA — (3.7%)
Al Rajhi Bank	1,942,346	90,991,394	0.4%
Saudi Basic Industries Corp.	1,568,485	54,334,917	0.2%
Saudi National Bank	3,044,476	63,811,642	0.3%
Other Securities		792,319,661	2.8%

TOTAL SAUDI ARABIA		1,001,457,614	3.7%

SOUTH AFRICA — (4.1%)
MTN Group Ltd.	11,514,149	122,119,001	0.5%
Other Securities		993,635,436	3.7%

TOTAL SOUTH AFRICA		1,115,754,437	4.2%

60

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (13.6%)
KB Financial Group, Inc.	1,155,887	$53,776,567	0.2%
# LG Electronics, Inc.	633,563	57,379,940	0.2%
Samsung Electronics Co. Ltd.	17,111,392	911,926,736	3.4%
SK Hynix, Inc.	1,965,870	172,265,443	0.7%
Other Securities		2,487,284,594	9.2%

TOTAL SOUTH KOREA		3,682,633,280	13.7%

SWITZERLAND — (0.0%)
Other Security		44,552	0.0%

TAIWAN — (16.7%)
Evergreen Marine Corp. Taiwan Ltd.	12,968,920	62,340,728	0.3%
Fubon Financial Holding Co. Ltd.	21,290,128	53,457,731	0.2%
# Hon Hai Precision Industry Co. Ltd.	21,590,403	73,970,436	0.3%
MediaTek, Inc.	2,813,823	77,571,412	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	749,338,492	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,628,695	337,214,626	1.3%
# United Microelectronics Corp.	32,537,441	51,688,614	0.2%
Other Securities		3,135,215,396	11.5%

TOTAL TAIWAN		4,540,797,435	16.9%

THAILAND — (2.5%)
Other Securities		687,026,436	2.6%

TURKEY — (0.5%)
Other Securities		129,829,038	0.5%

UNITED ARAB EMIRATES — (0.9%)
Other Securities		243,843,961	0.9%

UNITED KINGDOM — (0.0%)
Other Security		569,678	0.0%

UNITED STATES — (0.0%)
Other Securities		6,972,505	0.0%

TOTAL COMMON STOCKS		26,368,315,094	98.2%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Petroleo Brasileiro SA	22,001,222	134,749,947	0.5%
Other Securities		157,797,607	0.6%

TOTAL BRAZIL		292,547,554	1.1%

CHILE — (0.0%)
Other Securities		2,404,662	0.0%

COLOMBIA — (0.0%)
Other Securities		9,261,260	0.0%

PHILIPPINES — (0.0%)
Other Security		1,023,863	0.0%

61

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$230,548	0.0%

TAIWAN — (0.0%)
Other Security		856,380	0.0%

THAILAND — (0.0%)
Other Security		892,824	0.0%

TOTAL PREFERRED STOCKS		307,217,091	1.1%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		19,448	0.0%

INDIA — (0.0%)
Other Security		2,258	0.0%

MALAYSIA — (0.0%)
Other Security		36,448	0.0%

PHILIPPINES — (0.0%)
Other Security		118,645	0.0%

SAUDI ARABIA — (0.0%)
Other Security		41,664	0.0%

SOUTH KOREA — (0.0%)
Other Securities		60,894	0.0%

TAIWAN — (0.0%)
Other Securities		3,602	0.0%

THAILAND — (0.0%)
Other Securities		430,646	0.0%

TURKEY — (0.0%)
Other Security		65,041	0.0%

TOTAL RIGHTS/WARRANTS		778,646	0.0%

TOTAL INVESTMENT SECURITIES (Cost $20,427,226,971)		26,676,310,831

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	38,839,939	449,261,574	1.7%

TOTAL INVESTMENTS — (100.0%) (Cost $20,876,453,679)		$27,125,572,405	101.0%

62

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,096	06/17/22	$232,103,501	$226,187,000	$(5,916,501)

Total Futures Contracts			$232,103,501	$226,187,000	$(5,916,501)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,125,930,709	$1,827,796	—	$1,127,758,505
Chile	35,425,811	92,902,066	—	128,327,877
China	747,825,141	6,521,375,582	$8,581,253	7,277,781,976
Colombia	40,156,000	578,664	—	40,734,664
Czech Republic	—	34,066,030	—	34,066,030
Egypt	174,988	10,862,966	—	11,037,954
Greece	—	68,137,610	148,925	68,286,535
Hong Kong	—	846,426	42,512	888,938
Hungary	—	45,550,115	—	45,550,115
India	162,228,499	3,837,460,334	21,018	3,999,709,851
Indonesia	19,288,986	518,687,923	537,688	538,514,597
Malaysia	—	445,541,568	508,437	446,050,005
Mexico	629,762,789	2,875,555	22,072	632,660,416
Peru	23,595,101	607	—	23,595,708
Philippines	5,087,178	217,518,532	765	222,606,475
Poland	—	196,049,991	—	196,049,991
Qatar	—	165,766,521	—	165,766,521
Saudi Arabia	1,334,915	1,000,122,699	—	1,001,457,614
South Africa	130,445,366	985,309,071	—	1,115,754,437
South Korea	62,311,368	3,619,399,630	922,282	3,682,633,280
Switzerland	—	44,552	—	44,552
Taiwan	352,087,466	4,188,538,143	171,826	4,540,797,435
Thailand	673,037,108	13,989,328	—	687,026,436
Turkey	7,285,019	122,544,019	—	129,829,038
United Arab Emirates	—	243,843,961	—	243,843,961
United Kingdom	—	569,678	—	569,678
United States	6,972,505	—	—	6,972,505
Preferred Stocks
Brazil	292,261,004	286,550	—	292,547,554
Chile	—	2,404,662	—	2,404,662
Colombia	9,261,260	—	—	9,261,260
Philippines	—	1,023,863	—	1,023,863
South Korea	—	230,548	—	230,548
Taiwan	—	856,380	—	856,380
Thailand	892,824	—	—	892,824
Rights/Warrants
Hong Kong	—	19,448	—	19,448
India	—	2,258	—	2,258
Malaysia	—	36,448	—	36,448
Philippines	—	118,645	—	118,645

63

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Saudi Arabia	—	$41,664	—	$41,664
South Korea	—	60,894	—	60,894
Taiwan	—	3,602	—	3,602
Thailand	—	430,646	—	430,646
Turkey	—	65,041	—	65,041
Securities Lending Collateral	—	449,261,574	—	449,261,574
Futures Contracts**	$(5,916,501)	—	—	(5,916,501)

TOTAL	$4,319,447,536	$22,789,251,590	$10,956,778^	$27,119,655,904

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

64

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
BRAZIL — (3.8%)
Rumo SA	166,828	$552,387	0.3%
Vibra Energia SA	158,205	675,834	0.3%
Other Securities		6,718,512	3.2%

TOTAL BRAZIL		7,946,733	3.8%

CHILE — (0.4%)
Other Securities		820,231	0.4%

CHINA — (23.2%)
China Conch Venture Holdings Ltd.	201,500	523,250	0.3%
China Gas Holdings Ltd.	438,400	534,395	0.3%
China National Building Material Co. Ltd., Class H	900,000	1,197,730	0.6%
Country Garden Holdings Co. Ltd.	746,000	515,991	0.3%
Geely Automobile Holdings Ltd.	738,000	1,141,087	0.6%
Kingboard Holdings Ltd.	119,500	538,003	0.3%
PICC Property & Casualty Co. Ltd., Class H	480,000	490,953	0.3%
Sinopharm Group Co. Ltd., Class H	238,400	548,601	0.3%
* Trip.com Group Ltd.	38,450	907,944	0.5%
Wharf Holdings Ltd.	220,000	644,578	0.3%
Yankuang Energy Group Co. Ltd., Class H	188,000	530,379	0.3%
Other Securities		41,183,842	19.1%

TOTAL CHINA		48,756,753	23.2%

COLOMBIA — (0.1%)
Other Securities		155,535	0.1%

GREECE — (0.3%)
Other Securities		706,408	0.3%

HONG KONG — (0.0%)
Other Security		196	0.0%

INDIA — (16.1%)
* Adani Transmission Ltd.	25,846	931,120	0.5%
Cipla Ltd.	57,177	728,863	0.4%
Dr Reddy’s Laboratories Ltd., ADR	9,378	503,411	0.3%
IndusInd Bank Ltd.	46,184	583,554	0.3%
Tata Consumer Products Ltd.	71,059	761,955	0.4%
* Tata Motors Ltd.	89,794	507,384	0.3%
UPL Ltd.	64,350	691,324	0.3%
Other Securities		29,197,877	13.6%

TOTAL INDIA		33,905,488	16.1%

INDONESIA — (2.0%)
Other Securities		4,135,295	2.0%

MALAYSIA — (1.8%)
Other Securities		3,751,974	1.8%

65

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MEXICO — (2.2%)
Grupo Televisa SAB	344,679	$639,987	0.3%
Other Securities		3,881,080	1.8%

TOTAL MEXICO		4,521,067	2.1%

PHILIPPINES — (0.7%)
Other Securities		1,437,224	0.7%

POLAND — (1.0%)
Other Securities		2,075,562	1.0%

QATAR — (0.8%)
Other Securities		1,777,906	0.8%

SAUDI ARABIA — (3.7%)
Bank Al-Jazira	68,755	574,689	0.3%
Etihad Etisalat Co.	63,225	726,012	0.4%
Sahara International Petrochemical Co.	54,473	815,989	0.4%
Saudi Investment Bank (The)	89,797	548,287	0.3%
* Saudi Kayan Petrochemical Co.	117,934	580,914	0.3%
Other Securities		4,483,349	2.0%

TOTAL SAUDI ARABIA		7,729,240	3.7%

SOUTH AFRICA — (4.3%)
Aspen Pharmacare Holdings Ltd.	54,209	580,031	0.3%
* Discovery Ltd.	54,782	525,997	0.3%
Exxaro Resources Ltd.	38,418	549,000	0.3%
Nedbank Group Ltd.	67,053	936,353	0.4%
Old Mutual Ltd.	667,710	535,669	0.3%
Other Securities		5,819,581	2.7%

TOTAL SOUTH AFRICA		8,946,631	4.3%

SOUTH KOREA — (16.0%)
Hyundai Steel Co.	14,635	497,324	0.3%
* Korean Air Lines Co. Ltd.	21,582	508,534	0.3%
Samsung Fire & Marine Insurance Co. Ltd.	4,546	753,536	0.4%
Other Securities		31,885,134	15.0%

TOTAL SOUTH KOREA		33,644,528	16.0%

TAIWAN — (18.1%)
Asia Cement Corp.	340,000	552,510	0.3%
# AU Optronics Corp.	1,219,000	696,279	0.3%
Catcher Technology Co. Ltd.	101,000	494,223	0.3%
China Development Financial Holding Corp.	1,875,559	1,131,041	0.6%
# Innolux Corp.	1,404,000	639,332	0.3%
Lite-On Technology Corp.	294,000	644,155	0.3%
Pegatron Corp.	280,000	663,356	0.3%
Ruentex Development Co. Ltd.	231,000	604,590	0.3%
Shanghai Commercial & Savings Bank Ltd.	463,000	763,791	0.4%
# Shin Kong Financial Holding Co. Ltd.	1,923,698	636,096	0.3%
SinoPac Financial Holdings Co. Ltd.	1,542,000	949,599	0.5%
Synnex Technology International Corp.	197,000	512,731	0.3%
Taishin Financial Holding Co. Ltd.	1,583,166	1,035,567	0.5%
Walsin Lihwa Corp.	409,000	609,477	0.3%

66

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Other Securities		$28,078,310	13.1%

TOTAL TAIWAN		38,011,057	18.1%

THAILAND — (2.6%)
Other Securities		5,458,761	2.6%

TURKEY — (0.6%)
Other Securities		1,221,221	0.6%

UNITED ARAB EMIRATES — (1.2%)
Aldar Properties PJSC	379,062	580,798	0.3%
Emaar Properties PJSC	451,192	778,239	0.4%
Other Securities		1,258,728	0.5%

TOTAL UNITED ARAB EMIRATES		2,617,765	1.2%

TOTAL COMMON STOCKS		207,619,575	98.8%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
Other Securities		646,622	0.3%

COLOMBIA — (0.0%)
Other Security		81,185	0.0%

PHILIPPINES — (0.0%)
Other Security		18,213	0.0%

SOUTH KOREA — (0.0%)
Other Security		13,431	0.0%

TAIWAN — (0.0%)
Other Security		52,372	0.0%

THAILAND — (0.1%)
Other Security		97,621	0.1%

TOTAL PREFERRED STOCKS		909,444	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		27	0.0%

MALAYSIA — (0.0%)
Other Security		1,069	0.0%

PHILIPPINES — (0.0%)
Other Security		3,007	0.0%

THAILAND — (0.0%)
Other Securities		1,024	0.0%

67

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TURKEY — (0.0%)
Other Security		$3,220	0.0%

TOTAL RIGHTS/WARRANTS		8,347	0.0%

TOTAL INVESTMENT SECURITIES (Cost $186,551,716)		208,537,366

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	124,867	1,444,342	0.7%

TOTAL INVESTMENTS — (100.0%) (Cost $187,996,064)		$209,981,708	99.9%

As of April 30, 2022, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/17/22	$1,485,838	$1,444,625	$(41,213)

Total Futures Contracts			$1,485,838	$1,444,625	$(41,213)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,890,738	$55,995	—	$7,946,733
Chile	—	820,231	—	820,231
China	2,557,408	46,117,115	$82,230	48,756,753
Colombia	155,535	—	—	155,535
Greece	—	706,408	—	706,408
Hong Kong	196	—	—	196
India	526,557	33,378,931	—	33,905,488
Indonesia	—	4,128,168	7,127	4,135,295
Malaysia	—	3,740,029	11,945	3,751,974
Mexico	4,280,084	240,983	—	4,521,067
Philippines	—	1,437,224	—	1,437,224
Poland	—	2,075,562	—	2,075,562
Qatar	—	1,777,906	—	1,777,906
Saudi Arabia	10,354	7,718,886	—	7,729,240
South Africa	506,485	8,440,146	—	8,946,631
South Korea	—	33,634,966	9,562	33,644,528
Taiwan	—	38,009,851	1,206	38,011,057
Thailand	5,425,477	33,284	—	5,458,761
Turkey	—	1,221,221	—	1,221,221
United Arab Emirates	—	2,617,765	—	2,617,765

68

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$646,622	—	—	$646,622
Colombia	81,185	—	—	81,185
Philippines	—	$18,213	—	18,213
South Korea	—	13,431	—	13,431
Taiwan	—	52,372	—	52,372
Thailand	97,621	—	—	97,621
Rights/Warrants
Brazil	—	27	—	27
Malaysia	—	1,069	—	1,069
Philippines	—	3,007	—	3,007
Thailand	—	1,024	—	1,024
Turkey	—	3,220	—	3,220
Securities Lending Collateral	—	1,444,342	—	1,444,342
Futures Contracts**	(41,213)	—	—	(41,213)

TOTAL	$22,137,049	$187,691,376	$112,070^	$209,940,495

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

69

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.8%)
BRAZIL — (6.5%)
Petroleo Brasileiro SA, Sponsored ADR	146,213	$1,794,034	0.5%
Petroleo Brasileiro SA, Sponsored ADR	118,980	1,614,559	0.5%
Vale SA	24,700	416,117	0.1%
Vale SA, Sponsored ADR	261,914	4,423,727	1.2%
Other Securities		14,978,491	4.1%

TOTAL BRAZIL		23,226,928	6.4%

CHILE — (0.6%)
Other Securities		2,162,601	0.6%

COLOMBIA — (0.2%)
Other Securities		799,317	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		513,726	0.1%

EGYPT — (0.0%)
Other Security		98,672	0.0%

GREECE — (0.4%)
Other Securities		1,548,086	0.4%

HUNGARY — (0.2%)
Other Securities		691,042	0.2%

INDIA — (22.0%)
* Axis Bank Ltd.	156,078	1,474,103	0.4%
* Bharti Airtel Ltd.	183,397	1,761,310	0.5%
HCL Technologies Ltd.	67,226	947,318	0.3%
HDFC Bank Ltd.	75,351	1,348,343	0.4%
Hindalco Industries Ltd.	149,927	934,857	0.3%
Hindustan Unilever Ltd.	25,240	736,645	0.2%
Housing Development Finance Corp. Ltd.	38,865	1,119,973	0.3%
ICICI Bank Ltd., Sponsored ADR	64,733	1,232,516	0.4%
Infosys Ltd.	89,980	1,824,164	0.5%
Infosys Ltd., Sponsored ADR	139,183	2,765,566	0.8%
JSW Steel Ltd.	81,941	770,271	0.2%
Kotak Mahindra Bank Ltd.	45,782	1,061,098	0.3%
Mahindra & Mahindra Ltd.	65,212	782,867	0.2%
Reliance Industries Ltd.	69,549	2,528,463	0.7%
Tata Consultancy Services Ltd.	37,152	1,712,901	0.5%
* Tata Motors Ltd., Sponsored ADR	30,552	861,872	0.3%
Tata Steel Ltd.	83,800	1,374,789	0.4%
Other Securities		55,735,153	15.1%

TOTAL INDIA		78,972,209	21.8%

INDONESIA — (2.9%)
Bank Central Asia Tbk PT	2,276,000	1,276,544	0.4%

70

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDONESIA — (Continued)
Other Securities		$9,249,077	2.5%

TOTAL INDONESIA		10,525,621	2.9%

MALAYSIA — (2.1%)
Other Securities		7,542,699	2.1%

MEXICO — (2.5%)
America Movil SAB de CV, Sponsored ADR, Class L	82,174	1,596,641	0.4%
Other Securities		7,523,903	2.1%

TOTAL MEXICO		9,120,544	2.5%

PERU — (0.1%)
Other Securities		154,013	0.1%

PHILIPPINES — (1.0%)
Other Securities		3,566,692	1.0%

POLAND — (1.0%)
Other Securities		3,603,452	1.0%

QATAR — (1.5%)
Qatar National Bank QPSC	251,260	1,602,534	0.5%
Other Securities		3,647,197	1.0%

TOTAL QATAR.		5,249,731	1.5%

SAUDI ARABIA — (4.8%)
Al Rajhi Bank	44,690	2,093,554	0.6%
Saudi Basic Industries Corp.	34,919	1,209,652	0.4%
Saudi National Bank	65,856	1,380,329	0.4%
Saudi Telecom Co.	31,012	953,636	0.3%
Other Securities		11,667,435	3.1%

TOTAL SAUDI ARABIA		17,304,606	4.8%

SOUTH AFRICA — (5.0%)
Impala Platinum Holdings Ltd.	82,879	1,072,074	0.3%
MTN Group Ltd.	116,098	1,231,335	0.3%
Sibanye Stillwater Ltd., ADR	55,529	762,968	0.2%
Standard Bank Group Ltd.	76,066	806,110	0.2%
Other Securities		14,157,764	4.0%

TOTAL SOUTH AFRICA		18,030,251	5.0%

SOUTH KOREA — (18.8%)
Hana Financial Group, Inc.	22,773	845,487	0.3%
KB Financial Group, Inc.	29,124	1,354,967	0.4%
Kia Corp.	11,578	759,404	0.2%
LG Chem Ltd.	2,344	960,020	0.3%
POSCO Holdings, Inc.	5,068	1,157,160	0.3%
Samsung Electronics Co. Ltd.	274,628	14,635,900	4.1%
Samsung Electronics Co. Ltd., GDR	337	446,020	0.1%
Shinhan Financial Group Co. Ltd.	32,932	1,094,153	0.3%
SK Hynix, Inc.	43,444	3,806,915	1.1%

71

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$42,594,167	11.6%

TOTAL SOUTH KOREA		67,654,193	18.7%

TAIWAN — (23.2%)
ASE Technology Holding Co. Ltd.	308,000	982,631	0.3%
Evergreen Marine Corp. Taiwan Ltd.	183,000	879,669	0.3%
Fubon Financial Holding Co. Ltd.	466,000	1,170,087	0.3%
Hon Hai Precision Industry Co. Ltd.	434,000	1,486,918	0.4%
MediaTek, Inc.	38,000	1,047,583	0.3%
Realtek Semiconductor Corp.	58,000	787,032	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,006,000	18,191,140	5.0%
Other Securities		58,775,007	16.2%

TOTAL TAIWAN		83,320,067	23.0%

THAILAND — (3.5%)
PTT PCL	809,300	886,095	0.3%
Other Securities		11,709,107	3.2%

TOTAL THAILAND		12,595,202	3.5%

TURKEY — (0.8%)
Other Securities		2,727,513	0.8%

UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	123,908	1,185,150	0.3%
Other Securities		4,232,486	1.2%

TOTAL UNITED ARAB EMIRATES		5,417,636	1.5%

TOTAL COMMON STOCKS		354,824,801	98.1%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Banco Bradesco SA	216,590	787,688	0.2%
Itau Unibanco Holding SA	174,900	844,439	0.3%
Other Securities		1,663,730	0.4%

TOTAL BRAZIL		3,295,857	0.9%

COLOMBIA — (0.0%)
Other Security		40,708	0.0%

TOTAL PREFERRED STOCKS		3,336,565	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		949	0.0%

MALAYSIA — (0.0%)
Other Security		836	0.0%

PHILIPPINES — (0.0%)
Other Security		1,587	0.0%

72

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$1,007	0.0%

TAIWAN — (0.0%)
Other Securities		247	0.0%

THAILAND — (0.0%)
Other Securities		6,416	0.0%

TURKEY — (0.0%)
Other Security		2,042	0.0%

TOTAL RIGHTS/WARRANTS		13,084	0.0%

TOTAL INVESTMENT SECURITIES (Cost $385,274,558)		358,174,450

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	103,725	1,199,787	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $386,474,364)		$359,374,237	99.3%

As of April 30, 2022, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	06/17/22	$1,315,764	$1,238,250	$(77,514)

Total Futures Contracts			$1,315,764	$1,238,250	$(77,514)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$23,168,963	$57,965	—	$23,226,928
Chile	754,373	1,408,228	—	2,162,601
Colombia	799,317	—	—	799,317
Czech Republic	—	513,726	—	513,726
Egypt	98,672	—	—	98,672
Greece	—	1,548,086	—	1,548,086
Hungary	—	691,042	—	691,042
India	6,489,070	72,483,139	—	78,972,209
Indonesia	—	10,525,621	—	10,525,621
Malaysia	—	7,542,699	—	7,542,699
Mexico	9,120,544	—	—	9,120,544
Peru	154,013	—	—	154,013
Philippines	—	3,566,692	—	3,566,692
Poland	—	3,603,452	—	3,603,452

73

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Qatar	—	$5,249,731	—	$5,249,731
Saudi Arabia	$11,255	17,293,351	—	17,304,606
South Africa	2,111,909	15,918,342	—	18,030,251
South Korea	623,247	67,030,946	—	67,654,193
Taiwan	1,015,968	82,304,099	—	83,320,067
Thailand	12,269,990	325,212	—	12,595,202
Turkey	63,476	2,664,037	—	2,727,513
United Arab Emirates	—	5,417,636	—	5,417,636
Preferred Stocks
Brazil	3,274,433	21,424	—	3,295,857
Colombia	40,708	—	—	40,708
Rights/Warrants
India	—	949	—	949
Malaysia	—	836	—	836
Philippines	—	1,587	—	1,587
South Korea	—	1,007	—	1,007
Taiwan	—	247	—	247
Thailand	—	6,416	—	6,416
Turkey	—	2,042	—	2,042
Securities Lending Collateral	—	1,199,787	—	1,199,787
Futures Contracts**	(77,514)	—	—	(77,514)

TOTAL	$59,918,424	$299,378,299	—	$359,296,723

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$87,985	$11,018,399
Investment Securities at Value (including $459,793, $2,514,207, $0 and $0 of securities on loan, respectively)	$5,323,115	$30,647,463	—	—
Temporary Cash Investments at Value & Cost	—	—	—	109,956
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $458,991, $2,376,104, $0 and $0, respectively)	459,012	2,376,313	—	—
Segregated Cash for Futures Contracts	2,912	16,094	—	5,298
Foreign Currencies at Value	40,351	295,292	—	—
Cash	18,619	69,024	57	—
Receivables:
Investment Securities Sold	2,118	18,184	—	—
Dividends, Interest and Tax Reclaims	31,790	191,335	—	19
Securities Lending Income	281	2,145	—	—
Fund Shares Sold	5,763	21,289	1	10,662
Unrealized Gain on Foreign Currency Contracts	—	7	—	—
Prepaid Expenses and Other Assets	49	307	13	136

Total Assets	5,884,010	33,637,453	88,056	11,144,470

LIABILITIES:
Payables:
Upon Return of Securities Loaned	459,073	2,376,675	—	—
Investment Securities Purchased	435	46,627	11	—
Fund Shares Redeemed	3,025	37,990	1	4,696
Due to Advisor	651	5,345	10	2,386
Futures Margin Variation	2,244	11,209	—	3,690
Unrealized Loss on Foreign Currency Contracts	1	25	—	—
Accrued Expenses and Other Liabilities	600	2,541	6	383

Total Liabilities	466,029	2,480,412	28	11,155

NET ASSETS	$5,417,981	$31,157,041	$88,028	$11,133,315

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,417,981; $31,157,041; $88,028 and $11,133,315 and shares outstanding of 222,642,197, 2,170,496,906, 6,639,471 and 589,196,404, respectively	$24.33	$14.35	$13.26	$18.90

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$82,502	N/A

Investment Securities at Cost	$3,990,565	$26,022,132	N/A	N/A

Foreign Currencies at Cost	$41,364	$304,140	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,488,638	$27,332,928	$80,151	$10,101,202
Total Distributable Earnings (Loss)	929,343	3,824,113	7,877	1,032,113

NET ASSETS	$5,417,981	$31,157,041	$88,028	$11,133,315

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$308,407	$340,210	$24,366	$786,293
Receivables:
Fund Shares Sold	11	15	—	13
Prepaid Expenses and Other Assets	14	12	11	14

Total Assets	308,432	340,237	24,377	786,320

LIABILITIES:
Payables:
Fund Shares Redeemed	7	7	3	16
Due to Advisor	66	74	6	168
Accrued Expenses and Other Liabilities	35	37	8	67

Total Liabilities	108	118	17	251

NET ASSETS	$308,324	$340,119	$24,360	$786,069

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $308,324; $340,119; $24,360 and $786,069 and shares outstanding of 15,262,880, 15,718,909, 978,007 and 27,140,290, respectively	$20.20	$21.64	$24.91	$28.96

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$303,467	$329,796	$26,743	$697,810
Total Distributable Earnings (Loss)	4,857	10,323	(2,383)	88,259

NET ASSETS	$308,324	$340,119	$24,360	$786,069

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,992,851	—	—
Investment Securities at Value (including $317,581, $82,001, $591,903 and $267,626 of securities on loan, respectively)	$5,525,580	5,959,271	$11,299,500	$3,283,957
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $321,983, $83,985, $518,559 and $243,420, respectively)	321,972	83,987	518,625	243,451
Segregated Cash for Futures Contracts	2,464	—	10,521	1,647
Foreign Currencies at Value	29,241	—	168,329	19,188
Cash	31,211	13,594	13,281	20,551
Receivables:
Investment Securities Sold	2,876	—	22,527	6,403
Dividends, Interest and Tax Reclaims	30,342	3,272	89,239	21,105
Securities Lending Income	279	23	488	293
Fund Shares Sold	2,635	6,548	5,894	2,228
Unrealized Gain on Foreign Currency Contracts	—	—	—	8
Prepaid Expenses and Other Assets	30	113	85	64

Total Assets	5,946,630	10,059,659	12,128,489	3,598,895

LIABILITIES:
Payables:
Upon Return of Securities Loaned	322,195	83,989	518,623	243,461
Investment Securities Purchased	6,467	2,218	9,716	7,274
Fund Shares Redeemed	1,378	6,742	5,321	2,961
Due to Advisor	1,154	930	3,854	856
Futures Margin Variation	1,716	—	6,662	1,041
Unrealized Loss on Foreign Currency Contracts	15	—	—	—
Accrued Expenses and Other Liabilities	501	374	1,210	394

Total Liabilities	333,426	94,253	545,386	255,987

NET ASSETS	$5,613,204	$9,965,406	$11,583,103	$3,342,908

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,613,204; $9,965,406; $11,583,103 and $3,342,908 and shares outstanding of 1,305,732,744, 814,024,792, 585,250,188 and 267,469,194, respectively	$4.30	$12.24	$19.79	$12.50

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,977,270	$—	$—

Investment Securities at Cost	$5,217,111	$4,375,248	$10,671,899	$2,850,696

Foreign Currencies at Cost	$30,183	$—	$173,229	$19,813

NET ASSETS CONSIST OF:
Paid-In Capital	$6,613,835	$8,251,155	$10,493,035	$2,814,233
Total Distributable Earnings (Loss)	(1,000,631)	1,714,251	1,090,068	528,675

NET ASSETS	$5,613,204	$9,965,406	$11,583,103	$3,342,908

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$200,976	—
Investment Securities at Value (including $139,039, $0 and $243,113 of securities on loan, respectively)	$2,030,862	—	$3,596,086
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $140,330, $0 and $199,814, respectively)	140,331	—	199,837
Segregated Cash for Futures Contracts	—	—	1,646
Foreign Currencies at Value	2,283	—	30,187
Cash	—	53	8,119
Receivables:
Investment Securities Sold	—	—	6,294
Dividends, Interest and Tax Reclaims	9,134	—	18,078
Securities Lending Income	66	—	297
Fund Shares Sold	1,587	9	4,083
Prepaid Expenses and Other Assets	49	13	33

Total Assets	2,184,312	201,051	3,864,660

LIABILITIES:
Payables:
Due to Custodian	40	—	—
Upon Return of Securities Loaned	140,348	—	199,879
Investment Securities Purchased	—	—	5,869
Fund Shares Redeemed	3,175	76	2,024
Due to Advisor	451	23	781
Line of Credit	12	—	—
Futures Margin Variation	—	—	1,147
Deferred Taxes Payable	—	—	7,198
Accrued Expenses and Other Liabilities	134	23	739

Total Liabilities	144,160	122	217,637

NET ASSETS.	$2,040,152	$200,929	$3,647,023

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,040,152; $200,929 and $3,647,023 and shares outstanding of 172,228,842, 16,928,904 and 295,331,820, respectively	$11.85	$11.87	$12.35

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$174,166	$—

Investment Securities at Cost	$1,854,981	N/A	$3,107,583

Foreign Currencies at Cost	$2,298	$—	$30,882

NET ASSETS CONSIST OF:
Paid-In Capital	$1,852,801	$180,194	$3,182,915
Total Distributable Earnings (Loss)	187,351	20,735	464,108

NET ASSETS	$2,040,152	$200,929	$3,647,023

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$993,353	$295,089	$4,967,414	$4,399,066
Temporary Cash Investments at Value & Cost	487	—	—	—
Segregated Cash for Futures Contracts	—	168	—	—
Cash	—	2,024	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	651	—	—
Fund Shares Sold	249	68	8,446	2,435
Unrealized Gain on Forward Currency Contracts	—	730	—	—
Prepaid Expenses and Other Assets	18	12	74	32

Total Assets	994,107	298,742	4,975,934	4,401,533

LIABILITIES:
Payables:
Fund Shares Redeemed	174	308	9,829	1,373
Due to Advisor	34	11	837	1,221
Futures Margin Variation	—	117	—	—
Unrealized Loss on Forward Currency Contracts	—	129	—	—
Accrued Expenses and Other Liabilities	25	28	281	440

Total Liabilities	233	593	10,947	3,034

NET ASSETS	$993,874	$298,149	$4,964,987	$4,398,499

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $993,874; $298,149; $4,964,987 and $4,398,499 and shares outstanding of 49,421,316, 15,397,065, 173,235,390 and 194,625,499, respectively	$20.11	$19.36	$28.66	$22.60

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$711,415	$182,823	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$719,702	$176,453	$3,099,475	$3,803,702
Total Distributable Earnings (Loss)	274,172	121,696	1,865,512	594,797

NET ASSETS	$993,874	$298,149	$4,964,987	$4,398,499

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$11,925,822	—	—	—
Investment Securities at Value (including $0, $1,518,258, $7,128 and $1,308 of securities on loan, respectively)	—	$26,676,311	$208,538	$358,174
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $449,227, $1,444 and $1,200, respectively)	—	449,262	1,444	1,200
Segregated Cash for Futures Contracts	—	12,275	79	—
Foreign Currencies at Value	—	227,072	836	1,056
Cash	—	125,469	2,002	2,926
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	8,287	134	92
Dividends and Interest	—	71,865	384	1,048
Securities Lending Income	—	3,474	24	7
Fund Shares Sold	27,019	29,823	335	167
Prepaid Expenses and Other Assets	86	252	15	24

Total Assets	11,952,927	27,604,090	213,791	364,694

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	449,356	1,446	1,200
Investment Securities/Affiliated Investment Companies Purchased	—	93,239	604	1,259
Fund Shares Redeemed	6,549	22,819	162	109
Due to Advisor	2,858	7,554	93	106
Futures Margin Variation	—	6,106	47	77
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	171,774	1,218	—
Accrued Expenses and Other Liabilities	839	4,881	93	3

Total Liabilities	10,246	755,729	3,663	2,755

NET ASSETS	$11,942,681	$26,848,361	$210,128	$361,939

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $14,307; $0; $0 and $0 and shares outstanding of 485,188, 0, 0 and 0, respectively	$29.48	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $11,928,375; $26,848,361; $210,128 and $361,939 and shares outstanding of 401,882,565, 1,182,135,180, 18,930,740 and 38,929,215, respectively	$29.68	$22.71	$11.10	$9.30

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$20,427,227	$186,552	$385,274

Foreign Currencies at Cost	$—	$231,794	$839	$1,054

NET ASSETS CONSIST OF:
Paid-In Capital	$11,550,220	$22,761,824	$181,284	$388,208
Total Distributable Earnings (Loss)	392,461	4,086,537	28,844	(26,269)

NET ASSETS	$11,942,681	$26,848,361	$210,128	$361,939

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $53 and $17,057, respectively)	—	—	$486	$175,286
Income from Securities Lending	—	—	36	5,947
Expenses Allocated from Affiliated Investment Companies	—	—	(31)	(7,188)

Income Distributions Received from Affiliated Investment Companies	—	—	267	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	758	174,045

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,299, $46,800, $0 and $0, respectively)	$87,676	$515,730	—	—
Income from Securities Lending	816	7,800	—	—

Total Fund Investment Income	88,492	523,530	—	—

Fund Expenses
Investment Management Fees	4,069	33,360	184	17,672
Accounting & Transfer Agent Fees	397	2,372	9	871
Custodian Fees	247	1,433	—	—
Filing Fees	55	285	13	116
Shareholders’ Reports	124	488	4	314
Directors’/Trustees’ Fees & Expenses	(26)	(155)	(1)	(57)
Professional Fees	45	249	—	26
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	100	538	1	40

Total Fund Expenses	5,011	38,570	211	18,982

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	111	—
Fees Paid Indirectly (Note C)	1	(19)	—	—

Net Expenses	5,010	38,589	100	18,982

Net Investment Income (Loss)	83,482	484,941	658	155,063

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(16,952)	461,393	—	—
Affiliated Investment Companies Shares Sold	(20)	(328)	(247)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(174)	187,485
Futures	(2,209)	(9,787)	—	(1,311)
Foreign Currency Transactions	(1,071)	(7,250)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(713,393)	(4,721,852)	—	—
Affiliated Investment Companies Shares	(10)	49	(9,329)	—
Transactions Allocated from Affiliated Investment Company	—	—	(5,376)	(2,185,731)
Futures	(5,513)	(17,509)	—	(10,484)
Translation of Foreign Currency-Denominated Amounts	(1,319)	(8,174)	—	—

Net Realized and Unrealized Gain (Loss)	(740,487)	(4,303,458)	(12,055)	(2,010,041)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(657,005)	$(3,818,517)	$(11,397)	$(1,854,978)

**	Net of foreign capital gain taxes withheld of $0, $0, $11 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $573, $113, $3 and $1,456, respectively)	$5,141	$5,622	$687	$8,928
Interest	—	—	—	24
Income from Securities Lending	91	481	1	411
Expenses Allocated from Affiliated Investment Companies	(207)	(214)	(19)	(501)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,025	5,889	669	8,862

Fund Expenses
Investment Management Fees	669	680	67	1,625
Accounting & Transfer Agent Fees	36	39	4	85
Filing Fees	12	13	9	19
Shareholders’ Reports	8	7	4	11
Directors’/Trustees’ Fees & Expenses	(1)	(1)	—	(4)
Professional Fees	—	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	13	—
Other	1	1	—	3

Total Fund Expenses	725	739	97	1,740

Fees Waived, Expenses Reimbursed by Advisor (Note C)	174	178	17	424

Net Expenses	551	561	80	1,316

Net Investment Income (Loss)	4,474	5,328	589	7,546

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Transactions Allocated from Affiliated Investment Company**	6,887	18,476	(1,183)	8,197
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated Investment Company	(77,576)	(57,982)	(6,267)	(157,221)

Net Realized and Unrealized Gain (Loss)	(70,689)	(39,506)	(7,450)	(149,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,215)	$(34,178)	$(6,861)	$(141,478)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$285,879	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	285,879	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,695, $0, $17,573 and $5,248, respectively)	$104,906	86,334	$200,068	$55,641
Income from Securities Lending	1,328	88	2,029	1,106

Total Fund Investment Income	106,234	86,422	202,097	56,747

Fund Expenses
Investment Management Fees	7,048	10,339	26,374	5,915
Accounting & Transfer Agent Fees	213	743	858	323
Custodian Fees	333	18	733	224
Filing Fees	21	94	67	34
Shareholders’ Reports	101	252	301	73
Directors’/Trustees’ Fees & Expenses	(27)	(48)	(56)	(16)
Professional Fees	39	31	98	27
Previously Waived Fees Recovered by Advisor (Note C)	—	68	—	—
Other	69	48	203	63

Total Fund Expenses	7,797	11,545	28,578	6,643

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,541	—	—
Fees Paid Indirectly (Note C)	(1)	2	(4)	—

Net Expenses	7,798	7,002	28,582	6,643

Net Investment Income (Loss)	98,436	365,299	173,515	50,104

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,517	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(35,956)	36,470	595,096	105,126
Affiliated Investment Companies Shares Sold	(109)	162,321	(39)	(27)
Futures	1,002	471	(12,050)	(151)
Foreign Currency Transactions	(444)	—	(826)	(900)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(534,204)	(194,929)	(1,732,510)	(546,673)
Affiliated Investment Companies Shares	(40)	(746,928)	19	11
Futures	(4,634)	—	(13,114)	(2,282)
Translation of Foreign Currency-Denominated Amounts	(1,474)	—	(4,266)	(947)

Net Realized and Unrealized Gain (Loss)	(575,859)	(734,078)	(1,167,690)	(445,843)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(477,423)	$(368,779)	$(994,175)	$(395,739)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $408 and $0, respectively)	—	$4,406	—
Income from Securities Lending	—	70	—
Expenses Allocated from Affiliated Investment Companies	—	(239)	—

Income Distributions Received from Affiliated Investment Companies	—	565	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,802	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,929, $0 and $5,560, respectively)	$32,962	—	$55,019
Income from Securities Lending	291	—	1,342

Total Fund Investment Income	33,253	—	56,361

Fund Expenses
Investment Management Fees	2,766	494	4,890
Accounting & Transfer Agent Fees	206	12	306
Custodian Fees	88	20	402
Filing Fees	51	15	51
Shareholders’ Reports	26	7	82
Directors’/Trustees’ Fees & Expenses	(11)	(2)	(18)
Professional Fees	15	5	48
Other	35	1	77

Total Fund Expenses	3,176	552	5,838

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	262	—
Fees Paid Indirectly (Note C)	—	—	1

Net Expenses	3,176	290	5,837

Net Investment Income (Loss)	30,077	4,512	50,524

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	194	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(732)	—	83,247
Affiliated Investment Companies Shares Sold	(9)	677	(30)
Transactions Allocated from Affiliated Investment Company**	—	3,725	—
Futures	(423)	—	393
Foreign Currency Transactions	61	—	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(315,269)	—	(522,096)
Affiliated Investment Companies Shares	(4)	(3,450)	—
Transactions Allocated from Affiliated Investment Company	—	(18,634)	—
Futures	—	—	(2,270)
Translation of Foreign Currency-Denominated Amounts	(410)	—	(739)

Net Realized and Unrealized Gain (Loss)	(316,786)	(17,488)	(442,169)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(286,709)	$(12,976)	$(391,645)

**	Net of foreign capital gain taxes withheld of $0, $48 and $23, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,038 and $5,988, respectively)	—	—	$64,615	$39,703
Interest	—	—	22	76
Income from Securities Lending	—	—	2,173	9,586
Expenses Allocated from Affiliated Investment Companies	—	—	(4,187)	(6,352)

Income Distributions Received from Affiliated Investment Companies	$9,121	$2,793	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	9,121	2,793	62,623	43,013

Fund Expenses
Investment Management Fees	1,185	394	8,336	12,638
Accounting & Transfer Agent Fees	82	34	371	320
Custodian Fees	—	1	—	—
Filing Fees	18	13	49	60
Shareholders’ Reports	13	11	141	117
Directors’/Trustees’ Fees & Expenses	(5)	(2)	(25)	(21)
Professional Fees	2	1	9	8
Previously Waived Fees Recovered by Advisor (Note C)	21	—	—	—
Other	5	2	18	16

Total Fund Expenses	1,321	454	8,899	13,138

Fees Waived, Expenses Reimbursed by Advisor (Note C)	931	327	2,875	4,861

Net Expenses	390	127	6,024	8,277

Net Investment Income (Loss)	8,731	2,666	56,599	34,736

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	16,695	6,687	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(2,378)	1,489	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	122,342	117,172
Futures	—	(122)	—	—
Forward Currency Contracts	—	5,461	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	1	—	—
Affiliated Investment Companies Shares	(125,151)	(40,916)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(738,092)	(562,284)
Futures	—	(191)	—	—
Translation of Foreign Currency-Denominated Amounts	—	(1)	—	—
Forward Currency Contracts	—	254	—	—

Net Realized and Unrealized Gain (Loss)	(110,834)	(27,338)	(615,750)	(445,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(102,103)	$(24,672)	$(559,151)	$(410,376)

**	Net of foreign capital gain taxes withheld of $0, $0, $2,882 and $4,581, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio #
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $16,622, $0, $0 and $0, respectively)	$168,558	—	—	—
Interest	212	—	—	—
Income from Securities Lending	6,323	—	—	—
Expenses Allocated from Affiliated Investment Companies	(9,127)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	165,966	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $33,136, $337 and $576, respectively)	—	$322,193	$2,339	$4,575
Income from Securities Lending	—	19,589	115	12

Total Fund Investment Income	—	341,782	2,454	4,587

Fund Expenses
Investment Management Fees	25,290	46,886	564	525
Accounting & Transfer Agent Fees	625	1,924	25	25
Custodian Fees	—	5,243	74	64
Shareholder Servicing Fees
Class R2 Shares	18	—	—	—
Filing Fees	87	194	21	3
Shareholders’ Reports	234	541	8	17
Directors’/Trustees’ Fees & Expenses	(53)	(126)	—	(1)
Professional Fees	19	227	7	36
Other	42	659	—	9

Total Fund Expenses	26,262	55,548	699	678

Class R2 Shares	7	—	—	—
Institutional Class Shares	6,316	—	—	—
Fees Paid Indirectly (Note C)	—	(3)	—	—

Net Expenses	19,939	55,551	699	678

Net Investment Income (Loss)	146,027	286,231	1,755	3,909

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	200,057	10,215	(35)
Affiliated Investment Companies Shares Sold	—	(33)	(1)	—
Transactions Allocated from Affiliated Investment Company**	286,838	—	—	—
Futures	—	(11,549)	5	(268)
Foreign Currency Transactions	—	2,702	(34)	(375)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(3,040,148)	(25,264)	(27,100)
Affiliated Investment Companies Shares	—	(42)	—	—
Transactions Allocated from Affiliated Investment Company	(897,538)	—	—	—
Futures	—	(13,971)	(95)	(77)
Translation of Foreign Currency-Denominated Amounts	—	(2,099)	(5)	(14)

Net Realized and Unrealized Gain (Loss)	(610,700)	(2,865,083)	(15,179)	(27,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(464,673)	$(2,578,852)	$(13,424)	$(23,960)

**	Net of foreign capital gain taxes withheld of $6,818, $104, $327 and $6, respectively.
The Portfolio commenced operations on November 15, 2021.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,482	$152,804	$484,941	$828,078	$658	$1,172
Capital Gain Distributions Received from Investment Securities	—	—	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,952)	88,328	461,393	210,041	—	—
Affiliated Investment Companies Shares Sold	(20)	(10)	(328)	(21)	(247)	336
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(174)	2,035
Futures	(2,209)	14,606	(9,787)	79,338	—	35
Foreign Currency Transactions	(1,071)	515	(7,250)	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(713,393)	1,375,966	(4,721,852)	8,427,366	—	—
Affiliated Investment Companies Shares	(10)	(9)	49	(71)	(9,329)	14,525
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(5,376)	5,844
Futures	(5,513)	2,380	(17,509)	10,863	—	—
Translation of Foreign Currency-Denominated Amounts	(1,319)	(315)	(8,174)	(1,813)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(657,005)	1,634,265	(3,818,517)	9,554,550	(11,397)	23,947

Distributions:
Institutional Class Shares	(79,306)	(144,492)	(462,903)	(761,635)	(3,556)	(727)
Capital Share Transactions (1):
Shares Issued	755,250	711,780	3,265,039	5,674,163	9,120	44,864
Shares Issued in Lieu of Cash Distributions	73,628	134,111	444,641	732,468	3,556	727
Shares Redeemed	(706,767)	(1,003,971)	(2,900,802)	(5,535,524)	(9,326)	(12,748)

Net Increase (Decrease) from Capital Share Transactions	122,111	(158,080)	808,878	871,107	3,350	32,843

Total Increase (Decrease) in Net Assets	(614,200)	1,331,693	(3,472,542)	9,664,022	(11,603)	56,063
Net Assets
Beginning of Period	6,032,181	4,700,488	34,629,583	24,965,561	99,631	43,568

End of Period	$5,417,981	$6,032,181	$31,157,041	$34,629,583	$88,028	$99,631

(1) Shares Issued and Redeemed:
Shares Issued	28,962	26,957	211,455	365,542	628	3,098
Shares Issued in Lieu of Cash Distributions	2,772	5,054	28,498	47,003	241	58
Shares Redeemed	(27,404)	(38,575)	(188,104)	(359,922)	(649)	(886)

Net Increase (Decrease) from Shares Issued and Redeemed	4,330	(6,564)	51,849	52,623	220	2,270

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $11, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$155,063	$238,915	$4,474	$8,010	$5,328	$13,100
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	187,485	837,220	6,887	17,921	18,476	49,285
Futures	(1,311)	26,350	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,185,731)	2,927,439	(77,576)	31,604	(57,982)	75,175
Futures	(10,484)	3,416	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,854,978)	4,033,340	(66,215)	57,535	(34,178)	137,560

Distributions:
Institutional Class Shares	(726,164)	(220,133)	(18,487)	(10,581)	(42,269)	(12,808)
Capital Share Transactions (1):
Shares Issued	1,250,739	2,604,837	9,995	19,129	2,685	13,533
Shares Issued in Lieu of Cash Distributions	711,622	214,868	18,485	10,580	42,264	12,805
Shares Redeemed	(1,713,757)	(3,315,191)	(15,291)	(163,522)	(9,873)	(148,282)

Net Increase (Decrease) from Capital Share Transactions	248,604	(495,486)	13,189	(133,813)	35,076	(121,944)

Total Increase (Decrease) in Net Assets	(2,332,538)	3,317,721	(71,513)	(86,859)	(41,371)	2,808
Net Assets
Beginning of Period	13,465,853	10,148,132	379,837	466,696	381,490	378,682

End of Period	$11,133,315	$13,465,853	$308,324	$379,837	$340,119	$381,490

(1) Shares Issued and Redeemed:
Shares Issued	59,794	116,406	440	736	120	520
Shares Issued in Lieu of Cash Distributions	33,775	10,453	765	418	1,874	559
Shares Redeemed	(82,535)	(151,391)	(664)	(6,381)	(438)	(5,727)

Net Increase (Decrease) from Shares Issued and Redeemed	11,034	(24,532)	541	(5,227)	1,556	(4,648)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small		Continental Small		DFA International Real
	Company Portfolio***		Company Portfolio***		Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$589	$658	$7,546	$13,506	$98,436	$185,202
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(35,956)	(56,022)
Affiliated Investment Companies Shares Sold	—	—	—	—	(109)	(43)
Transactions Allocated from Affiliated Investment Company*,**	(1,183)	1,117	8,197	44,052	—	—
Futures	—	—	—	—	1,002	13,260
Foreign Currency Transactions	—	—	—	—	(444)	(485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(534,204)	1,378,475
Affiliated Investment Companies Shares	—	—	—	—	(40)	(2)
Transactions Allocated from Affiliated Investment Company	(6,267)	7,530	(157,221)	216,160	—	—
Futures	—	—	—	—	(4,634)	3,086
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(1,474)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,861)	9,305	(141,478)	273,718	(477,423)	1,523,057

Distributions:
Institutional Class Shares	(1,618)	(589)	(24,130)	(13,461)	(447,007)	—
Capital Share Transactions (1):
Shares Issued	496	26,424	67,014	76,760	489,125	714,047
Shares Issued in Lieu of Cash Distributions	1,618	588	24,128	13,460	444,430	—
Shares Redeemed	(13,408)	(8,462)	(7,224)	(20,462)	(383,385)	(896,488)

Net Increase (Decrease) from Capital Share Transactions	(11,294)	18,550	83,918	69,758	550,170	(182,441)

Total Increase (Decrease) in Net Assets	(19,773)	27,266	(81,690)	330,015	(374,260)	1,340,616
Net Assets
Beginning of Period	44,133	16,867	867,759	537,744	5,987,464	4,646,848

End of Period	$24,360	$44,133	$786,069	$867,759	$5,613,204	$5,987,464

(1) Shares Issued and Redeemed:
Shares Issued	18	855	2,026	2,229	105,519	148,690
Shares Issued in Lieu of Cash Distributions	57	20	735	418	96,826	—
Shares Redeemed	(488)	(274)	(221)	(622)	(84,153)	(192,731)

Net Increase (Decrease) from Shares Issued and Redeemed	(413)	601	2,540	2,025	118,192	(44,041)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate		DFA International Small		International Vector Equity
	Securities Portfolio		Cap Value Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$365,299	$124,365	$173,515	$261,889	$50,104	$82,679
Capital Gain Distributions Received from Investment Securities	8,517	1,045	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	36,470	43,747	595,096	541,397	105,126	191,536
Affiliated Investment Companies Shares Sold	162,321	60,992	(39)	(1)	(27)	(7)
Futures	471	1,671	(12,050)	26,234	(151)	(437)
Foreign Currency Transactions	—	—	(826)	1,071	(900)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(194,929)	1,755,986	(1,732,510)	3,392,048	(546,673)	860,557
Affiliated Investment Companies Shares	(746,928)	1,097,358	19	(25)	11	(8)
Futures	—	—	(13,114)	9,695	(2,282)	826
Translation of Foreign Currency-Denominated Amounts	—	—	(4,266)	(1,012)	(947)	(279)

Net Increase (Decrease) in Net Assets Resulting from Operations	(368,779)	3,085,164	(994,175)	4,231,296	(395,739)	1,134,916

Distributions:
Institutional Class Shares	(480,433)	(186,953)	(366,572)	(258,254)	(127,309)	(74,200)
Capital Share Transactions (1):
Shares Issued	1,078,953	2,211,113	1,069,578	1,538,249	365,110	397,948
Shares Issued in Lieu of Cash Distributions	461,594	179,038	324,001	226,985	126,543	73,824
Shares Redeemed	(1,263,515)	(1,976,601)	(1,234,440)	(2,841,493)	(342,487)	(538,557)

Net Increase (Decrease) from Capital Share Transactions	277,032	413,550	159,139	(1,076,259)	149,166	(66,785)

Total Increase (Decrease) in Net Assets	(572,180)	3,311,761	(1,201,608)	2,896,783	(373,882)	993,931
Net Assets
Beginning of Period	10,537,586	7,225,825	12,784,711	9,887,928	3,716,790	2,722,859

End of Period	$9,965,406	$10,537,586	$11,583,103	$12,784,711	$3,342,908	$3,716,790

(1) Shares Issued and Redeemed:
Shares Issued	84,556	189,077	51,083	74,227	27,645	29,258
Shares Issued in Lieu of Cash Distributions	35,644	16,811	15,762	11,757	9,394	5,458
Shares Redeemed	(98,781)	(168,470)	(59,015)	(140,273)	(25,777)	(39,764)

Net Increase (Decrease) from Shares Issued and Redeemed	21,419	37,418	7,830	(54,289)	11,262	(5,048)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,077	$45,392	$4,512	$9,084
Capital Gain Distributions Received from Investment Securities	—	—	194	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(732)	43,197	—	—
Affiliated Investment Companies Shares Sold	(9)	(6)	677	252
Transactions Allocated from Affiliated Investment Company*,**	—	—	3,725	8,125
Futures	(423)	2,062	—	—
Foreign Currency Transactions	61	(81)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(315,269)	399,054	—	—
Affiliated Investment Companies Shares	(4)	(2)	(3,450)	7,908
Transactions Allocated from Affiliated Investment Company	—	—	(18,634)	68,735
Futures	—	145	—	—
Translation of Foreign Currency-Denominated Amounts	(410)	(61)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(286,709)	489,700	(12,976)	94,104

Distributions:
Institutional Class Shares	(37,005)	(43,180)	(5,601)	(8,755)
Capital Share Transactions (1):
Shares Issued	428,407	559,296	12,264	60,323
Shares Issued in Lieu of Cash Distributions	36,392	42,393	5,601	8,749
Shares Redeemed	(284,657)	(339,830)	(107,025)	(52,670)

Net Increase (Decrease) from Capital Share Transactions	180,142	261,859	(89,160)	16,402

Total Increase (Decrease) in Net Assets	(143,572)	708,379	(107,737)	101,751
Net Assets
Beginning of Period	2,183,724	1,475,345	308,666	206,915

End of Period	$2,040,152	$2,183,724	$200,929	$308,666

(1) Shares Issued and Redeemed:
Shares Issued	32,730	42,975	983	4,967
Shares Issued in Lieu of Cash Distributions	2,727	3,204	463	723
Shares Redeemed	(22,278)	(25,822)	(8,884)	(4,335)

Net Increase (Decrease) from Shares Issued and Redeemed	13,179	20,357	(7,438)	1,355

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $48, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $84, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,524	$98,566	$8,731	$16,261	$2,666	$5,395
Capital Gain Distributions Received from Investment Securities	—	—	16,695	—	6,687	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	83,247	21,498	—	—	—	—
Affiliated Investment Companies Shares Sold	(30)	(2)	(2,378)	10,552	1,489	15,611
Futures	393	8,882	—	(18)	(122)	1,247
Foreign Currency Transactions	(674)	(357)	—	—	—	—
Forward Currency Contracts	—	—	—	—	5,461	694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(522,096)	991,909	—	—	1	(19)
Affiliated Investment Companies Shares	—	(6)	(125,151)	283,947	(40,916)	88,688
Futures	(2,270)	1,632	—	—	(191)	196
Translation of Foreign Currency-Denominated Amounts	(739)	(210)	—	—	(1)	—
Forward Currency Contracts	—	—	—	—	254	121

Net Increase (Decrease) in Net Assets Resulting from Operations	(391,645)	1,121,912	(102,103)	310,742	(24,672)	111,933

Distributions:
Institutional Class Shares	(45,643)	(98,429)	(17,074)	(16,210)	(21,529)	(6,934)
Capital Share Transactions (1):
Shares Issued	355,923	608,060	172,538	205,873	18,261	40,778
Shares Issued in Lieu of Cash Distributions	45,407	97,865	16,038	15,000	21,408	6,900
Shares Redeemed	(406,185)	(850,479)	(164,239)	(196,293)	(44,026)	(92,479)

Net Increase (Decrease) from Capital Share Transactions	(4,855)	(144,554)	24,337	24,580	(4,357)	(44,801)

Total Increase (Decrease) in Net Assets	(442,143)	878,929	(94,840)	319,112	(50,558)	60,198
Net Assets
Beginning of Period	4,089,166	3,210,237	1,088,714	769,602	348,707	288,509

End of Period	$3,647,023	$4,089,166	$993,874	$1,088,714	$298,149	$348,707

(1) Shares Issued and Redeemed:
Shares Issued	26,807	45,421	7,919	9,724	873	2,016
Shares Issued in Lieu of Cash Distributions	3,388	7,267	721	711	1,017	372
Shares Redeemed	(30,333)	(64,633)	(7,488)	(9,418)	(2,094)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	(138)	(11,945)	1,152	1,017	(204)	(2,196)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $23, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $16, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets		Emerging Markets		Emerging Markets Value
	Portfolio***		Small Cap Portfolio***		Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$56,599	$140,092	$34,736	$114,098	$146,027	$420,462
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	122,342	398,700	117,172	592,687	286,838	675,824
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(738,092)	691,616	(562,284)	923,652	(897,538)	3,251,339

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,151)	1,230,408	(410,376)	1,630,437	(464,673)	4,347,625

Distributions:
Class R2 Shares	—	—	—	—	(269)	(349)
Institutional Class Shares	(255,778)	(122,695)	(264,169)	(128,503)	(258,648)	(381,943)

Total Distributions	(255,778)	(122,695)	(264,169)	(128,503)	(258,917)	(382,292)

Capital Share Transactions (1):
Shares Issued	759,738	1,466,367	350,379	453,465	1,036,188	1,803,325
Shares Issued in Lieu of Cash Distributions	247,502	118,246	247,861	120,830	248,804	368,413
Shares Redeemed	(1,452,511)	(2,119,497)	(641,120)	(1,840,038)	(1,890,431)	(5,474,850)

Net Increase (Decrease) from Capital Share Transactions	(445,271)	(534,884)	(42,880)	(1,265,743)	(605,439)	(3,303,112)

Total Increase (Decrease) in Net Assets	(1,260,200)	572,829	(717,425)	236,191	(1,329,029)	662,221
Net Assets
Beginning of Period	6,225,187	5,652,358	5,115,924	4,879,733	13,271,710	12,609,489

End of Period	$4,964,987	$6,225,187	$4,398,499	$5,115,924	$11,942,681	$13,271,710

(1) Shares Issued and Redeemed:
Shares Issued	24,772	43,254	14,305	18,380	33,520	58,117
Shares Issued in Lieu of Cash Distributions	7,947	3,525	10,154	5,119	8,118	12,138
Shares Redeemed	(47,821)	(62,966)	(26,373)	(75,078)	(60,846)	(175,638)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,102)	(16,187)	(1,914)	(51,579)	(19,208)	(105,383)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,882, $4,581 and $6,818, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
					Period
	Six Months	Year	Six Months	Year	Nov 15, 2021
	Ended	Ended	Ended	Ended	to
	Apr 30, 2022	Oct 31, 2021	Apr 30, 2022	Oct 31, 2021	Apr 30, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$286,231	$670,994	$1,755	$5,084	$3,909
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	200,057	544,729	10,215	17,753	(35)
Affiliated Investment Companies Shares Sold	(33)	(14)	(1)	—	—
Futures	(11,549)	67,395	5	348	(268)
Foreign Currency Transactions	2,702	(15,240)	(34)	(82)	(375)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,040,148)	5,134,175	(25,264)	42,862	(27,100)
Affiliated Investment Companies Shares	(42)	(32)	—	—	—
Futures	(13,971)	15,950	(95)	67	(77)
Translation of Foreign Currency-Denominated Amounts	(2,099)	100	(5)	2	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,578,852)	6,418,057	(13,424)	66,034	(23,960)

Distributions:
Institutional Class Shares	(277,722)	(590,306)	(22,133)	(4,500)	(2,309)
Capital Share Transactions (1):
Shares Issued	3,718,719	4,891,169	37,167	53,547	449,246
Shares Issued in Lieu of Cash Distributions	263,598	560,095	21,501	4,385	2,246
Shares Redeemed	(3,432,751)	(6,904,346)	(47,904)	(54,708)	(63,284)

Net Increase (Decrease) from Capital Share Transactions	549,566	(1,453,082)	10,764	3,224	388,208

Total Increase (Decrease) in Net Assets	(2,307,008)	4,374,669	(24,793)	64,758	361,939
Net Assets
Beginning of Period	29,155,369	24,780,700	234,921	170,163	—

End of Period	$26,848,361	$29,155,369	$210,128	$234,921	$361,939

(1) Shares Issued and Redeemed:
Shares Issued	153,108	191,908	3,159	4,233	45,173
Shares Issued in Lieu of Cash Distributions	10,698	22,111	1,847	389	228
Shares Redeemed	(140,648)	(273,309)	(3,971)	(4,246)	(6,471)

Net Increase (Decrease) from Shares Issued and Redeemed	23,158	(59,290)	1,035	376	38,930

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $104, $327 and $6, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257, $239 and $0, respectively.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.63		$20.90	$22.78	$21.29	$23.52	$19.52	$16.35		$12.08	$13.19	$12.65	$14.23$	11.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.70	0.49	0.70	0.66	0.58	0.23		0.40	0.28	0.41	0.38	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)		6.70	(1.87)	1.47	(2.25)	4.00	(2.01)		4.24	(1.11)	0.53	(1.60)	2.63

Total from Investment Operations	(2.94)		7.40	(1.38)	2.17	(1.59)	4.58	(1.78)		4.64	(0.83)	0.94	(1.22)	2.97

Less Distributions:
Net Investment Income	(0.36)		(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.22)		(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Total Distributions	(0.36)		(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.22)		(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Net Asset Value, End of Period	$24.33		$27.63	$20.90	$22.78	$21.29	$23.52	$14.35		$16.35	$12.08	$13.19	$12.65$	14.23

Total Return	(10.75	%)(B)	35.55%	(6.05%)	10.38%	(6.97%)	23.79%	(11.01	%)(B)	38.56%	(6.32%)	7.67%	(8.79%)	26.02%

Net Assets, End of Period (thousands)	$5,417,981		$6,032,181	$4,700,488	$5,356,475	$4,587,406	$4,723,090	$31,157,041		$34,629,583	$24,965,561	$30,559,427	$27,174,589	$25,443,968
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.19%	0.22%	0.23%	0.23%	0.25%	0.23	%(C)	0.25%	0.30%	0.29%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.19%	0.23%	0.24%	0.23%	0.25%	0.23	%(C)	0.25%	0.30%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.87	%(C)	2.65%	2.31%	3.22%	2.78%	2.72%	2.91	%(C)	2.56%	2.24%	3.21%	2.67%	2.62%
Portfolio Turnover Rate	4	%(B)	14%	19%	7%	8%	10%	5	%(B)	8%	4%	6%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio								International Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$15.52		$10.50	$11.07	$10.73	$11.53	$10.00		$23.29		$16.84	$18.21	$18.46	$21.52$	17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.22	0.15	0.18	0.19	0.14		0.26		0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.81)		4.97	(0.55)	0.27	(0.75)	1.39		(3.40)		6.42	(0.93)	0.58	(2.41)	4.13

Total from Investment Operations	(1.71)		5.19	(0.40)	0.45	(0.56)	1.53		(3.14)		6.83	(0.60)	1.01	(1.95)	4.54

Less Distributions:
Net Investment Income	(0.25)		(0.17)	(0.17)	(0.11)	(0.17)	—		(0.46)		(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	(0.30)		—	—	—	(0.07)	—		(0.79)		—	(0.40)	(0.82)	(0.67)	(0.46)

Total Distributions	(0.55)		(0.17)	(0.17)	(0.11)	(0.24)	—		(1.25)		(0.38)	(0.77)	(1.26)	(1.11)	(0.80)

Net Asset Value, End of Period	$13.26		$15.52	$10.50	$11.07	$10.73	$11.53		$18.90		$23.29	$16.84	$18.21	$18.46$	21.52

Total Return	(11.38	%)(B)	49.81%	(3.75%)	4.29%	(5.02%)	15.30	%(B)	(14.01	%)(B)	40.83%	(3.64%)	6.44%	(9.54%)	26.54%

Net Assets, End of Period (thousands)	$88,028		$99,631	$43,568	$41,286	$31,380	$15,021		$11,133,315		$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average Net Assets *(D)	0.45	%(C)	0.47%	0.47%	0.49%	0.49%	0.42	%(C)(E)	0.42	%(C)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.68	%(C)	0.71%	0.85%	0.93%	0.90%	1.14	%(C)(E)	0.42	%(C)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.38	%(C)	1.49%	1.50%	1.69%	1.58%	1.74	%(C)(E)	2.49	%(C)	1.90%	1.96%	2.44%	2.18%	2.14%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.23	%(C)	0.24%	0.27%	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.80		$23.39	$24.89	$25.70	$28.56	$23.01	$26.94		$20.13	$21.11	$20.83	$23.71	$21.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.44	0.40	0.45	0.43	0.37	0.35		0.75	0.75	0.77	0.84	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.64)		2.51	(0.91)	0.37	(2.59)	5.61	(2.66)		6.74	(0.77)	0.19	(2.76)	2.45

Total from Investment Operations	(4.34)		2.95	(0.51)	0.82	(2.16)	5.98	(2.31)		7.49	(0.02)	0.96	(1.92)	3.19

Less Distributions:
Net Investment Income	(0.53)		(0.54)	(0.61)	(0.28)	(0.70)	(0.43)	(1.07)		(0.68)	(0.96)	(0.68)	(0.96)	(0.75)
Net Realized Gains	(0.73)		—	(0.38)	(1.35)	—	—	(1.92)		—	—	—	—	—

Total Distributions	(1.26)		(0.54)	(0.99)	(1.63)	(0.70)	(0.43)	(2.99)		(0.68)	(0.96)	(0.68)	(0.96)	(0.75)

Net Asset Value, End of Period	$20.20		$25.80	$23.39	$24.89	$25.70	$28.56	$21.64		$26.94	$20.13	$21.11	$20.83	$23.71

Total Return	(17.63	%)(B)	12.66%	(2.32%)	4.01%	(7.82%)	26.56%	(9.03	%)(B)	37.81%	(0.23%)	4.81%	(8.51%)	15.70%

Net Assets, End of Period (thousands)	$308,324		$379,837	$466,696	$640,068	$622,650	$647,978	$340,119		$381,490	$378,682	$340,649	$346,335	$332,153
Ratio of Expenses to Average Net Assets (F)	0.43	%(C)	0.47%	0.54%	0.55%	0.53%	0.54%	0.44	%(C)	0.48%	0.54%	0.57%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.53	%(C)	0.57%	0.64%	0.65%	0.63%	0.64%	0.54	%(C)	0.58%	0.64%	0.67%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.57	%(C)	1.69%	1.74%	1.91%	1.49%	1.50%	3.00	%(C)	3.01%	3.92%	3.65%	3.57%	3.41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$31.72		$21.35	$27.85	$26.95	$32.67	$27.21	$35.27		$23.82	$24.84	$24.37	$28.24	$21.48

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49		0.58	0.43	0.76	0.85	0.87	0.29		0.57	0.40	0.55	0.61	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.10)		10.31	(4.00)	1.68	(3.65)	6.67	(5.62)		11.45	(1.04)	1.23	(3.68)	6.73

Total from Investment Operations	(5.61)		10.89	(3.57)	2.44	(2.80)	7.54	(5.33)		12.02	(0.64)	1.78	(3.07)	7.18

Less Distributions:
Net Investment Income	(0.65)		(0.52)	(0.68)	(0.47)	(0.79)	(0.93)	(0.30)		(0.57)	(0.38)	(0.51)	(0.59)	(0.42)
Net Realized Gains	(0.55)		—	(2.25)	(1.07)	(2.13)	(1.15)	(0.68)		—	—	(0.80)	(0.21)	—

Total Distributions	(1.20)		(0.52)	(2.93)	(1.54)	(2.92)	(2.08)	(0.98)		(0.57)	(0.38)	(1.31)	(0.80)	(0.42)

Net Asset Value, End of Period	$24.91		$31.72	$21.35	$27.85	$26.95	$32.67	$28.96		$35.27	$23.82	$24.84	$24.37	$28.24

Total Return	(18.17	%)(B)	51.31%	(15.27%)	10.14%	(9.34%)	29.28%	(15.44	%)(B)	50.70%	(2.63%)	7.94%	(11.14%)	33.68%

Net Assets, End of Period (thousands)	$24,360		$44,133	$16,867	$26,540	$36,351	$45,177	$786,069		$867,759	$537,744	$657,105	$645,651	$592,347
Ratio of Expenses to Average Net Assets (F)	0.57	%(C)	0.59%	0.59%	0.59%	0.58%	0.59%	0.43	%(C)	0.47%	0.54%	0.56%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.70	%(C)	0.74%	0.86%	0.82%	0.68%	0.71%	0.53	%(C)	0.57%	0.64%	0.66%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.40	%(C)	1.88%	1.89%	2.92%	2.75%	2.93%	1.78	%(C)	1.76%	1.68%	2.30%	2.16%	1.78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$5.04		$3.77	$5.61$	4.85	$5.07$	5.23	$13.29		$9.57		$12.71		$10.71		$10.90		$10.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.20	0.22	0.21	0.45		0.16		0.68		0.34	**	0.48		0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.45)		1.11	(1.35)	0.83	(0.22)	0.04	(0.90)		3.80		(3.00)		2.16	**	(0.26)		0.15

Total from Investment Operations	(0.37)		1.27	(1.20)	1.03	—	0.25	(0.45)		3.96		(2.32)		2.50		0.22		0.58

Less Distributions:
Net Investment Income	(0.37)		—	(0.64)	(0.27)	(0.22)	(0.41)	(0.48)		(0.20)		(0.70)		(0.50)		(0.34)		(0.49)
Net Realized Gains	—		—	—	—	—	—	(0.12)		(0.04)		(0.12)		(—)		(0.07)		(0.03)

Total Distributions	(0.37)		—	(0.64)	(0.27)	(0.22)	(0.41)	(0.60)		(0.24)		(0.82)		(0.50)		(0.41)		(0.52)

Net Asset Value, End of Period	$4.30		$5.04	$3.77$	5.61	$4.85$	5.07	$12.24		$13.29		$9.57		$12.71		$10.71		$10.90

Total Return	(7.76	%)(B)	33.69%	(23.98%)	22.54%	(0.24%)	5.46%	(3.60	%)(B)	42.08%		(19.28%)		24.55%		1.91%		5.82%

Net Assets, End of Period (thousands)	$5,613,204		$5,987,464	$4,646,848	$6,297,963	$5,442,507$	5,497,753	$9,965,406		$10,537,586		$7,225,825		$9,269,011		$7,475,924		$6,753,782
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.26%	0.27%	0.28%	0.28%	0.24	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.28%	0.28%	0.28%	0.33	%(C)(D)	0.34	%(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	3.35	%(C)	3.29%	3.61%	4.01%	4.27%	4.19%	7.07	%(C)	1.33%		6.44%		2.95	%**	4.42%		4.03%
Portfolio Turnover Rate	3	%(B)	8%	12%	8%	5%	1%	1	%(B)	1%		0%		0%		3%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.10	%(C)	0.11%		0.12%		0.13%		0.13%		0.15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.14		$15.65	$18.58	$19.24	$23.51	$19.31	$14.51		$10.42	$11.62	$11.74	$13.33	$10.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.44	0.33	0.45	0.47	0.39	0.19		0.32	0.23	0.33	0.32	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.02)		6.48	(2.65)	(0.01)	(3.44)	4.72	(1.70)		4.06	(1.20)	0.24	(1.56)	2.57

Total from Investment Operations	(1.72)		6.92	(2.32)	0.44	(2.97)	5.11	(1.51)		4.38	(0.97)	0.57	(1.24)	2.85

Less Distributions:
Net Investment Income	(0.47)		(0.43)	(0.32)	(0.48)	(0.56)	(0.29)	(0.23)		(0.29)	(0.23)	(0.34)	(0.30)	(0.28)
Net Realized Gains	(0.16)		—	(0.29)	(0.62)	(0.74)	(0.62)	(0.27)		—	—	(0.35)	(0.05)	(0.02)

Total Distributions	(0.63)		(0.43)	(0.61)	(1.10)	(1.30)	(0.91)	(0.50)		(0.29)	(0.23)	(0.69)	(0.35)	(0.30)

Net Asset Value, End of Period	$19.79		$22.14	$15.65	$18.58	$19.24	$23.51	$12.50		$14.51	$10.42	$11.62	$11.74	$13.33

Total Return	(7.85	%)(B)	44.61%	(13.03%)	2.94%	(13.37%)	27.49%	(10.68	%)(B)	42.24%	(8.41%)	5.49%	(9.52%)	26.83%

Net Assets, End of Period (thousands)	$11,583,103		$12,784,711	$9,887,928	$13,428,084	$13,787,695	$16,162,471	$3,342,908		$3,716,790	$2,722,859	$2,578,134	$2,441,217	$2,529,852
Ratio of Expenses to Average Net Assets	0.47	%(C)	0.53%	0.65%	0.68%	0.68%	0.68%	0.37	%(C)	0.42%	0.47%	0.50%	0.48%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.47	%(C)	0.53%	0.66%	0.69%	0.68%	0.68%	0.37	%(C)	0.42%	0.48%	0.50%	0.48%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.83	%(C)	2.13%	2.02%	2.48%	2.10%	1.85%	2.82	%(C)	2.35%	2.20%	2.94%	2.40%	2.36%
Portfolio Turnover Rate	12	%(B)	15%	14%	18%	23%	21%	10	%(B)	15%	18%	17%	12%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio								World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$13.73		$10.64	$10.74	$9.71	$10.68	$10.00		$12.67		$8.99		$10.97		$11.16		$12.71		$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.30	0.21	0.27	0.26	0.08		0.20		0.38		0.25		0.35		0.34		0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.84)		3.08	(0.13)	1.00	(1.01)	0.66		(0.77)		3.66		(1.96)		0.04		(1.48)		2.33

Total from Investment Operations	(1.66)		3.38	0.08	1.27	(0.75)	0.74		(0.57)		4.04		(1.71)		0.39		(1.14)		2.64

Less Distributions:
Net Investment Income	(0.11)		(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.23)		(0.36)		(0.27)		(0.35)		(0.41)		(0.24)
Net Realized Gains	(0.11)		—	—	—	—	—		—		—		—		(0.23)		—		—

Total Distributions	(0.22)		(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.23)		(0.36)		(0.27)		(0.58)		(0.41)		(0.24)

Net Asset Value, End of Period	$11.85		$13.73	$10.64	$10.74	$9.71	$10.68		$11.87		$12.67		$8.99		$10.97		$11.16		$12.71

Total Return	(12.26	%)(B)	31.85%	0.80%	13.19%	(7.20%)	7.38	%(B)	(4.53	%)(B)	45.23%		(15.76%)		3.75%		(9.22%)		25.97%

Net Assets, End of Period (thousands)	$2,040,152		$2,183,724	$1,475,345	$658,448	$266,868	$67,793		$200,929		$308,666		$206,915		$302,369		$240,668		$246,551
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.30%	0.33%	0.35%	0.31	%(C)(E)	0.42	%(C)(D)	0.44	%(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)	0.52	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.30%	0.31%	0.34%	0.35%	0.65	%(C)(E)	0.61	%(C)(D)	0.64	%(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)	0.75	%(D)
Ratio of Net Investment Income to Average Net Assets	2.72	%(C)	2.30%	1.97%	2.69%	2.41%	1.76	%(C)(E)	3.25	%(C)	3.14%		2.56%		3.25%		2.72%		2.69%
Portfolio Turnover Rate	8	%(B)	15%	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A		0.19	%(C)	0.20%		0.23%		0.24%		0.24%		0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$13.84		$10.44	$11.17	$10.65	$12.15	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.33	0.24	0.33	0.31	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.50)		3.40	(0.74)	0.56	(1.52)	2.21

Total from Investment Operations	(1.33)		3.73	(0.50)	0.89	(1.21)	2.48

Less Distributions:
Net Investment Income	(0.16)		(0.33)	(0.23)	(0.32)	(0.29)	(0.26)
Net Realized Gains	—		—	—	(0.05)	—	—

Total Distributions	(0.16)		(0.33)	(0.23)	(0.37)	(0.29)	(0.26)

Net Asset Value, End of Period	$12.35		$13.84	$10.44	$11.17	$10.65	$12.15

Total Return	(9.72	%)(B)	35.87%	(4.42%)	8.64%	(10.22%)	25.33%

Net Assets, End of Period (thousands)	$3,647,023		$4,089,166	$3,210,237	$3,719,313	$3,129,791	$2,805,367
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.32%	0.35%	0.37%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.32%	0.36%	0.38%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.58	%(C)	2.49%	2.26%	3.02%	2.56%	2.48%
Portfolio Turnover Rate	6	%(B)	6%	13%	8%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$22.56		$16.29	$16.42	$15.40	$16.06	$13.14	$22.35		$16.21	$16.54	$15.71	$16.52	$13.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.34	0.29	0.35	0.31	0.29	0.17		0.33	0.28	0.35	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)		6.27	(0.10)	1.13	(0.64)	2.98	(1.75)		6.21	(0.18)	1.12	(0.66)	2.98

Total from Investment Operations	(2.10)		6.61	0.19	1.48	(0.33)	3.27	(1.58)		6.54	0.10	1.47	(0.35)	3.27

Less Distributions:
Net Investment Income	(0.18)		(0.34)	(0.29)	(0.35)	(0.30)	(0.30)	(0.44)		(0.20)	(0.43)	(0.44)	(0.27)	(0.30)
Net Realized Gains	(0.17)		—	(0.03)	(0.11)	(0.03)	(0.05)	(0.97)		(0.20)	—	(0.20)	(0.19)	(0.12)

Total Distributions	(0.35)		(0.34)	(0.32)	(0.46)	(0.33)	(0.35)	(1.41)		(0.40)	(0.43)	(0.64)	(0.46)	(0.42)

Net Asset Value, End of Period	$20.11		$22.56	$16.29	$16.42	$15.40	$16.06	$19.36		$22.35	$16.21	$16.54	$15.71	$16.52

Total Return	(9.46	%)(B)	40.75%	1.25%	9.94%	(2.16%)	25.14%	(7.59	%)(B)	40.81%	0.47%	10.10%	(2.28%)	24.54%

Net Assets, End of Period (thousands)	$993,874		$1,088,714	$769,602	$879,553	$741,512	$546,891	$298,149		$348,707	$288,509	$375,832	$403,195	$402,204
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.28%	0.32%	0.33%	0.35%	0.35%	0.31	%(C)	0.32%	0.36%	0.37%	0.34%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.46%	0.56%	0.60%	0.59%	0.60%	0.51	%(C)	0.53%	0.61%	0.63%	0.60%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.62	%(C)	1.64%	1.81%	2.23%	1.89%	1.95%	1.62	%(C)	1.60%	1.78%	2.25%	1.87%	1.90%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.22%	0.25%	0.27%	0.27%	0.28%	0.23	%(C)	0.25%	0.28%	0.30%	0.29%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$33.05		$27.64	$27.56	$25.46	$29.55$	24.12	$26.03		$19.67	$20.07	$18.72	$23.49	$20.39

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.74	0.55	0.73	0.61	0.49	0.17		0.52	0.41	0.48	0.53	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.31)		5.32	0.07	2.05	(4.14)	5.43	(2.24)		6.41	(0.24)	1.87	(4.22)	3.58

Total from Investment Operations	(3.00)		6.06	0.62	2.78	(3.53)	5.92	(2.07)		6.93	0.17	2.35	(3.69)	4.07

Less Distributions:
Net Investment Income	(0.22)		(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.66)		(0.57)	(0.44)	(0.46)	(0.53)	(0.51)
Net Realized Gains	(1.17)		—	—	—	—	—	(0.70)		—	(0.13)	(0.54)	(0.55)	(0.46)

Total Distributions	(1.39)		(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(1.36)		(0.57)	(0.57)	(1.00)	(1.08)	(0.97)

Net Asset Value, End of Period	$28.66		$33.05	$27.64	$27.56	$25.46$	29.55	$22.60		$26.03	$19.67	$20.07	$18.72	$23.49

Total Return	(9.41	%)(B)	21.91%	2.36%	11.06%	(12.14%)	24.83%	(8.31	%)(B)	35.51%	0.81%	12.96%	(16.45%)	21.00%

Net Assets, End of Period (thousands)	$4,964,987		$6,225,187	$5,652,358	$5,968,318	$5,394,188$	6,632,914	$4,398,499		$5,115,924	$4,879,733	$6,423,859	$6,304,406	$7,249,717
Ratio of Expenses to Average Net Assets (F)	0.36	%(C)	0.39%	0.44%	0.48%	0.47%	0.50%	0.60	%(C)	0.63%	0.69%	0.72%	0.70%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.46	%(C)	0.49%	0.54%	0.58%	0.57%	0.60%	0.80	%(C)	0.83%	0.89%	0.92%	0.90%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.97	%(C)	2.19%	2.07%	2.70%	2.08%	1.88%	1.43	%(C)	2.10%	2.20%	2.44%	2.31%	2.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.28		$23.78	$27.16	$26.64	$30.13	$24.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.82	0.59	0.63	0.63	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.52)		7.45	(3.27)	0.56	(3.48)	5.60

Total from Investment Operations	(1.20)		8.27	(2.68)	1.19	(2.85)	5.91

Less Distributions:
Net Investment Income	(0.59)		(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Total Distributions	(0.59)		(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Net Asset Value, End of Period	$29.48		$31.28	$23.78	$27.16	$26.64	$30.13

Total Return.	(3.92	%)(B)	34.91%	(9.98%)	4.57%	(9.66%)	24.11%

Net Assets, End of Period (thousands)	$14,307		$13,709	$12,587	$29,146	$25,150	$31,198
Ratio of Expenses to Average Net Assets (F)	0.71	%(C)	0.74%	0.77%	0.81%	0.80%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.81	%(C)	0.84%	0.87%	0.91%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.09	%(C)	2.68%	2.41%	2.29%	2.07%	1.19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.48		$23.93	$27.34	$26.81	$30.32	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.90	0.71	0.70	0.73	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.53)		7.50	(3.35)	0.57	(3.53)	5.40

Total from Investment Operations	(1.17)		8.40	(2.64)	1.27	(2.80)	6.01

Less Distributions:
Net Investment Income	(0.63)		(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Total Distributions	(0.63)		(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Net Asset Value, End of Period	$29.68		$31.48	$23.93	$27.34	$26.81	$30.32

Total Return	(3.77	%)(B)	35.24%	(9.75%)	4.83%	(9.45%)	24.41%

Net Assets, End of Period (thousands)	$11,928,375		$13,258,001	$12,596,902	$17,161,936	$16,431,410	$19,383,230
Ratio of Expenses to Average Net Assets (F)	0.46	%(C)	0.49%	0.52%	0.56%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.56	%(C)	0.59%	0.62%	0.66%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.31	%(C)	2.92%	2.87%	2.54%	2.37%	2.23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.16		$20.34	$20.59$	18.95	$22.38$	18.40	$13.13		$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.57	0.43	0.53	0.50	0.42	0.10		0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.46)		4.76	(0.22)	1.64	(3.47)	3.95	(0.84)		3.39	(0.59)	0.20

Total from Investment Operations	(2.21)		5.33	0.21	2.17	(2.97)	4.37	(0.74)		3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.24)		(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.42)		(0.23)	(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.87)		(0.02)	(0.11)	—

Total Distributions	(0.24)		(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(1.29)		(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$22.71		$25.16	$20.34$	20.59	$18.95$	22.38	$11.10		$13.13	$9.71	$10.43

Total Return	(8.86	%)(B)	26.19%	1.13%	11.61%	(13.48%)	24.02%	(6.09	%)(B)	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$26,848,361		$29,155,369	$24,780,700	$28,622,610	$25,372,759	$27,085,722	$210,128		$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.39	%(C)	0.42%	0.49%	0.52%	0.52%	0.55%	0.65	%(C)	0.72%	0.84%	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39	%(C)	0.42%	0.50%	0.53%	0.52%	0.56%	0.65	%(C)	0.72%	0.87%	0.95	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	2.01	%(C)	2.26%	2.19%	2.62%	2.25%	2.08%	1.62	%(C)	2.19%	2.26%	2.30	%(C)(E)
Portfolio Turnover Rate	5	%(B)	10%	15%	4%	4%	4%	12	%(B)	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Period Nov 15, 2021 to Apr 30, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.75)

Total from Investment Operations	(0.64)

Less Distributions:
Net Investment Income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$9.30

Total Return	(6.40	%)(B)

Net Assets, End of Period (thousands)	$361,939
Ratio of Expenses to Average Net Assets	0.43	%(C)
Ratio of Net Investment Income to Average Net Assets	2.44	%(C)
Portfolio Turnover Rate	17	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-three (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2022, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/22

Japanese Small Company Portfolio	The Japanese Small Company Series	11%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	21%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%

Continental Small Company Portfolio	The Continental Small Company Series	15%

Emerging Markets Portfolio	The Emerging Markets Series	99%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%

Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

International Small Company Portfolio	The Continental Small Company Series	85%

	The Japanese Small Company Series	89%

	The United Kingdom Small Company Series	98%

	The Asia Pacific Small Company Series	79%

	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—

	The Continental Small Company Series	—

	The Japanese Small Company Series	—

109

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

	The Asia Pacific Small Company Series	—

	The Canadian Small Company Series	—

	The Emerging Markets Small Cap Series	—

	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	5%

	DFA International Real Estate Securities Portfolio	62%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%

	DFA International Small Cap Value Portfolio	—

	The DFA International Value Series	1%

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%

	International Core Equity Portfolio	1%

	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%

	International Core Equity Portfolio	—

	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

110

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.38	%*
International Small Company Portfolio	0.28	%*
Japanese Small Company Portfolio	0.38	%*
Asia Pacific Small Company Portfolio	0.38	%*
United Kingdom Small Company Portfolio	0.39	%*
Continental Small Company Portfolio	0.38	%*
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%

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DFA International Small Cap Value Portfolio	0.43%*
International Vector Equity Portfolio	0.33%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.36%*
World ex U.S. Core Equity Portfolio	0.25%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.40%*
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
Portfolio
Global Small Company Portfolio	0.40%	0.35%
International Small Company Portfolio	0.30%	0.25%
Japanese Small Company Portfolio	0.40%	0.35%
Asia Pacific Small Company Portfolio	0.40%	0.35%
United Kingdom Small Company Portfolio	0.40%	0.35%
Continental Small Company Portfolio	0.40%	0.35%
DFA International Small Cap Value Portfolio	0.45%	0.39%
International Vector Equity Portfolio	0.35%	0.30%
World ex U.S. Value Portfolio	0.37%	0.32%
Emerging Markets Value Portfolio	0.41%	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio,

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World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$1	$111	$573
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	174	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	178	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	13	17	29
Continental Small Company Portfolio (4)	0.42%	0.35%	—	424	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	68	4,541	26,640
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	262	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	21	931	600
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	327	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	2,875	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	4,861	—
Emerging Markets Value Portfolio (11)	—	0.38%	—	6,316	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	—	—	—

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.38%	—	$7	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit

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was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$1
International Core Equity Portfolio	(19)
DFA International Real Estate Securities Portfolio	(1)
DFA Global Real Estate Securities Portfolio	2
DFA International Small Cap Value Portfolio	(4)
World ex U.S. Core Equity Portfolio	1
Emerging Markets Core Equity Portfolio	(3)

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$52
International Core Equity Portfolio	167
Global Small Company Portfolio	(—)
International Small Company Portfolio	159
Japanese Small Company Portfolio	8
Asia Pacific Small Company Portfolio	5
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	39
DFA Global Real Estate Securities Portfolio	28
DFA International Small Cap Value Portfolio	227
International Vector Equity Portfolio	17
International High Relative Profitability Portfolio	(4)
World ex U.S. Value Portfolio	1
World ex U.S. Core Equity Portfolio	8
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	2
Emerging Markets Portfolio	80
Emerging Markets Small Cap Portfolio	71
Emerging Markets Value Portfolio	317
Emerging Markets Core Equity Portfolio	204
Emerging Markets Targeted Value Portfolio	(—)
Emerging Markets ex China Core Equity Portfolio	(2)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$326,230	$222,424
International Core Equity Portfolio	$2,392,098	$1,590,658
DFA International Real Estate Securities Portfolio	$427,486	$180,946
DFA Global Real Estate Securities Portfolio	$208,524	$42,652

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	Purchases	Sales
DFA International Small Cap Value Portfolio	$1,472,958	$1,610,902
International Vector Equity Portfolio	$391,618	$335,516
International High Relative Profitability Portfolio	$349,467	$177,162
World ex U.S. Core Equity Portfolio	$249,418	$250,948
Emerging Markets Core Equity Portfolio	$1,948,065	$1,482,996
Emerging Markets Targeted Value Portfolio	$25,189	$34,690
Emerging Markets ex China Core Equity Portfolio	$445,684	$60,380

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$301,125	$1,036,360	$878,443	$(20)	$(10)	$459,012	39,683	$238	—

Total	$301,125	$1,036,360	$878,443	$(20)	$(10)	$459,012	39,683	$238	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,595,008	$4,085,128	$3,303,544	$(328)	$49	$2,376,313	205,439	$1,383	—

Total	$1,595,008	$4,085,128	$3,303,544	$(328)	$49	$2,376,313	205,439	$1,383	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$58,397	$7,198	$3,876	$(247)	$(9,329)	$52,143	1,276	$267	$3,071

Total	$58,397	$7,198	$3,876	$(247)	$(9,329)	$52,143	1,276	$267	$3,071

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$310,546	$1,491,345	$1,479,770	$(109)	$(40)	$321,972	27,835	$143	—

Total	$310,546	$1,491,345	$1,479,770	$(109)	$(40)	$321,972	27,835	$143	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,666,704	$438,982	$86,593	$(14,482)	$(551,409)	$3,453,202	803,070	$275,009	—
DFA Real Estate Securities Portfolio	839,611	—	281,193	176,743	(195,512)	539,649	11,467	10,870	$8,517
The DFA Short Term Investment Fund	217,045	840,164	973,275	60	(7)	83,987	7,261	126	—

Total	$4,723,360	$1,279,146	$1,341,061	$162,321	$(746,928)	$4,076,838	821,798	$286,005	$8,517

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$383,591	$835,373	$700,319	$(39)	$19	$518,625	44,837	$323	—

Total	$383,591	$835,373	$700,319	$(39)	$19	$518,625	44,837	$323	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,988	$442,041	$341,562	$(27)	$11	$243,451	21,047	$146	—

Total	$142,988	$442,041	$341,562	$(27)	$11	$243,451	21,047	$146	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$96,296	$464,261	$420,213	$(9)	$(4)	$140,331	12,132	—	—

Total	$96,296	$464,261	$420,213	$(9)	$(4)	$140,331	12,132	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$27,414	$1,250	$9,244	$677	$(3,450)	$16,647	841	$565	$194

Total	$27,414	$1,250	$9,244	$677	$(3,450)	$16,647	841	$565	$194

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$144,554	$406,507	$351,194	$(30)	—	$199,837	17,276	$121	—

Total	$144,554	$406,507	$351,194	$(30)	—	$199,837	17,276	$121	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$643,173	$94,515	$73,123	$(1,421)	$(74,331)	$588,813	18,366	$3,604	$16,695
International Core Equity Portfolio	315,518	42,050	32,664	(553)	(38,462)	285,889	19,923	4,258	—
Emerging Markets Core Equity Portfolio	131,060	15,940	15,588	(404)	(12,358)	118,650	5,225	1,259	—

Total	$1,089,751	$152,505	$121,375	$(2,378)	$(125,151)	$993,352	43,514	$9,121	$16,695

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$187,179	$12,723	$15,555	$313	$(22,715)	$161,945	5,558	$968	$6,687
International Core Equity Portfolio	93,920	7,783	10,893	716	(11,878)	79,648	5,550	1,237	—
Emerging Markets Core Equity Portfolio	62,856	6,062	9,559	460	(6,323)	53,496	2,356	587	—

Total	$343,955	$26,568	$36,007	$1,489	$(40,916)	$295,089	13,464	$2,792	$6,687

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$524,680	$1,195,903	$1,271,246	$(33)	$(42)	$449,262	38,840	$386	—

Total	$524,680	$1,195,903	$1,271,246	$(33)	$(42)	$449,262	38,840	$386	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,070	$9,225	$10,850	$(1)	—	$1,444	125	—	—

Total	$3,070	$9,225	$10,850	$(1)	—	$1,444	125	—	—

Emerging Markets ex China Core Equity Portfolio
DFA Short Term Investment Fund	—	$10,480	$9,280	—	—	$1,200	104	$1	—

Total	—	$10,480	$9,280	—	—	$1,200	104	$1	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2020	$119,035	—	—	$119,035
2021	144,492	—	—	144,492
International Core Equity Portfolio
2020	616,813	—	—	616,813
2021	761,635	—	—	761,635
Global Small Company Portfolio
2020	627	—	—	627
2021	727	—	—	727
International Small Company Portfolio
2020	251,539	$278,423	—	529,962
2021	220,133	—	—	220,133
Japanese Small Company Portfolio
2020	14,224	9,019	—	23,243
2021	10,581	—	—	10,581
Asia Pacific Small Company Portfolio
2020	14,178	—	—	14,178
2021	12,808	—	—	12,808
United Kingdom Small Company Portfolio
2020	969	1,478	—	2,447
2021	588	—	—	588
Continental Small Company Portfolio
2020	8,902	—	—	8,902
2021	13,462	—	—	13,462
DFA International Real Estate Securities Portfolio
2020	717,271	—	—	717,271
2021	—	—	—	—
DFA Global Real Estate Securities Portfolio
2020	509,001	90,019	—	599,020
2021	153,865	33,088	—	186,953
DFA International Small Cap Value Portfolio
2020	224,481	206,468	—	430,949
2021	258,254	—	—	258,254
International Vector Equity Portfolio
2020	57,641	—	—	57,641
2021	74,200	—	—	74,200
International High Relative Profitability Portfolio
2020	18,018	—	—	18,018
2021	43,180	—	—	43,180
World ex U.S. Value Portfolio
2020	6,579	—	—	6,579
2021	8,755	—	—	8,755

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Core Equity Portfolio
2020	$75,535	—	—	$75,535
2021	98,429	—	—	98,429
World Core Equity Portfolio
2020	14,888	$1,549	—	16,437
2021	16,210	—	—	16,210
Selectively Hedged Global Equity Portfolio
2020	9,635	—	—	9,635
2021	3,648	3,286	—	6,934
Emerging Markets Portfolio
2020	118,156	—	—	118,156
2021	122,695	—	—	122,695
Emerging Markets Small Cap Portfolio
2020	129,179	41,749	—	170,928
2021	128,503	—	—	128,503
Emerging Markets Value Portfolio
2020	442,052	—	—	442,052
2021	382,292	—	—	382,292
Emerging Markets Core Equity Portfolio
2020	585,760	—	—	585,760
2021	590,306	—	—	590,306
Emerging Markets Targeted Value Portfolio
2020	3,854	21	—	3,875
2021	4,500	—	—	4,500

The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the years ended October 31, 2020 and October 31, 2021.

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$ (6,059)	—	$(6,059)
International Core Equity Portfolio	(40,609)	—	(40,609)
Global Small Company Portfolio	(165)	$(59)	(224)
International Small Company Portfolio	(43,307)	(45,638)	(88,945)
Japanese Small Company Portfolio	(1,060)	(1,545)	(2,605)
Asia Pacific Small Company Portfolio	(1,655)	(2,324)	(3,979)
United Kingdom Small Company Portfolio	(111)	(88)	(199)
Continental Small Company Portfolio	(356)	—	(356)
DFA International Real Estate Securities Portfolio	(6,036)	—	(6,036)
DFA Global Real Estate Securities Portfolio	(8,798)	—	(8,798)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Small Cap Value Portfolio	$(32,335)	—	$(32,335)
International Vector Equity Portfolio	(8,670)	—	(8,670)
International High Relative Profitability Portfolio	(2,917)	—	(2,917)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(4,928)	—	(4,928)
World Core Equity Portfolio	(300)	$ (797)	(1,097)
Selectively Hedged Global Equity Portfolio	(740)	(1,080)	(1,820)
Emerging Markets Portfolio	(14,565)	(31,396)	(45,961)
Emerging Markets Small Cap Portfolio	(23,056)	(15,794)	(38,850)
Emerging Markets Value Portfolio	(51,755)	—	(51,755)
Emerging Markets Core Equity Portfolio	(47,544)	—	(47,544)
Emerging Markets Targeted Value Portfolio	(1,223)	(2,056)	(3,279)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$40,692	—	$(384,020)	$2,009,082	$1,665,754
International Core Equity Portfolio	306,366	—	(1,265,730)	9,065,458	8,106,094
Global Small Company Portfolio	1,302	$1,952	—	19,576	22,830
International Small Company Portfolio	306,340	367,879	—	2,939,662	3,613,881
Japanese Small Company Portfolio	8,625	9,423	—	71,540	89,588
Asia Pacific Small Company Portfolio	13,486	26,996	—	46,304	86,786
United Kingdom Small Company Portfolio	609	742	—	4,745	6,096
Continental Small Company Portfolio	10,051	13,197	—	230,638	253,886
DFA International Real Estate Securities Portfolio	448,351	—	(537,282)	12,844	(76,087)
DFA Global Real Estate Securities Portfolio	50,047	96,158	—	2,417,397	2,563,602
DFA International Small Cap Value Portfolio	284,171	38,835	—	2,128,251	2,451,257
International Vector Equity Portfolio	39,502	68,984	—	943,294	1,051,780
International High Relative Profitability Portfolio	10,940	10,953	—	489,184	511,077
World ex U.S. Value Portfolio	3,321	—	(9,885)	45,894	39,330
World ex U.S. Core Equity Portfolio	23,587	—	(100,475)	978,330	901,442
World Core Equity Portfolio	—	8,329	—	385,030	393,359
Selectively Hedged Global Equity Portfolio	5,390	13,787	—	148,706	167,883
Emerging Markets Portfolio	21,567	214,849	—	2,444,325	2,680,741
Emerging Markets Small Cap Portfolio	155,079	93,645	—	1,020,899	1,269,623
Emerging Markets Value Portfolio	181,485	—	(1,710,597)	2,636,910	1,107,798
Emerging Markets Core Equity Portfolio	182,437	—	(2,148,189)	8,909,426	6,943,674
Emerging Markets Targeted Value Portfolio	10,796	10,941	—	42,666	64,403

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$384,020	$384,020
International Core Equity Portfolio	1,265,730	1,265,730
Global Small Company Portfolio	—	—
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	—	—
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	—	—
DFA International Real Estate Securities Portfolio	537,282	537,282
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	—	—
International High Relative Profitability Portfolio	—	—
World ex U.S. Value Portfolio	9,885	9,885
World ex U.S. Core Equity Portfolio	100,475	100,475
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,710,597	1,710,597
Emerging Markets Core Equity Portfolio	2,148,189	2,148,189
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$101,782
International Core Equity Portfolio	272,686
Global Small Company Portfolio	254
International Small Company Portfolio	311,522
Japanese Small Company Portfolio	4,708
Asia Pacific Small Company Portfolio	17,670
United Kingdom Small Company Portfolio	55
Continental Small Company Portfolio	27,023

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DFA International Small Cap Value Portfolio	$427,289
International Vector Equity Portfolio	117,093
International High Relative Profitability Portfolio	26,305
World ex U.S. Value Portfolio	7,883
World ex U.S. Core Equity Portfolio	29,244
World Core Equity Portfolio	1,459
Emerging Markets Portfolio	149,571
Emerging Markets Small Cap Portfolio	395,108
Emerging Markets Value Portfolio	637,239
Emerging Markets Core Equity Portfolio	591,832

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,485,317	$1,636,249	$(303,679)	$1,332,570
International Core Equity Portfolio	28,670,552	7,945,025	(3,319,485)	4,625,540
Global Small Company Portfolio	83,927	5,683	(1,087)	4,596
International Small Company Portfolio	10,376,162	1,147,935	(180,311)	967,624
Japanese Small Company Portfolio	310,354	13,997	—	13,997
Asia Pacific Small Company Portfolio	345,280	5,763	—	5,763
United Kingdom Small Company Portfolio	26,731	—	(882)	(882)
Continental Small Company Portfolio	715,724	76,221	—	76,221
DFA International Real Estate Securities Portfolio	6,367,692	1,074,475	(766,017)	308,458
DFA Global Real Estate Securities Portfolio	8,583,487	2,239,925	(663,239)	1,576,686
DFA International Small Cap Value Portfolio	11,416,921	2,226,916	(1,599,249)	627,667
International Vector Equity Portfolio	3,130,030	776,865	(343,573)	433,292
International High Relative Profitability Portfolio	1,997,264	316,255	(140,373)	175,882
World ex U.S. Value Portfolio	178,233	25,085	—	25,085
World ex U.S. Core Equity Portfolio	3,336,243	926,776	(438,250)	488,526
World Core Equity Portfolio	733,961	281,938	—	281,938
Selectively Hedged Global Equity Portfolio	187,317	112,996	(129)	112,867
Emerging Markets Portfolio	3,223,869	1,771,403	—	1,771,403
Emerging Markets Small Cap Portfolio	3,905,875	613,599	—	613,599
Emerging Markets Value Portfolio	10,109,924	1,992,760	—	1,992,760
Emerging Markets Core Equity Portfolio	21,079,574	9,591,845	(3,342,726)	6,249,119
Emerging Markets Targeted Value Portfolio	191,357	45,258	(23,272)	21,986
Emerging Markets ex China Core Equity Portfolio	386,474	16,896	(43,996)	(27,100)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’

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financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$1,990	64	$1,397	45
Shares Issued in Lieu of Cash Distributions	269	9	349	12
Shares Redeemed	(802)	(26)	(4,468)	(148)

Net Increase (Decrease) — Class R2 Shares	$1,457	47	$(2,722)	(91)

Institutional Class Shares
Shares Issued	$1,034,198	33,455	$1,801,928	58,072
Shares Issued in Lieu of Cash Distributions	248,535	8,110	368,063	12,127
Shares Redeemed	(1,889,629)	(60,820)	(5,470,382)	(175,490)

Net Increase (Decrease) — Institutional Class Shares	$(606,896)	(19,255)	$(3,300,391)	(105,291)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

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2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$80,165
International Core Equity Portfolio	—	297,412
International Small Company Portfolio	—	118,457
DFA International Real Estate Securities Portfolio	—	56,733
DFA International Small Cap Value Portfolio	—	192,479
International Vector Equity Portfolio	—	28,249
International High Relative Profitability Portfolio	—	8,683
World ex U.S. Core Equity Portfolio	—	32,902
Selectively Hedged Global Equity Portfolio	92,130	3,771
Emerging Markets Core Equity Portfolio	—	237,341
Emerging Markets Targeted Value Portfolio	—	1,541
Emerging Markets ex China Core Equity Portfolio	—	1,045

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*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$730	$730

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (2)	Equity Contracts*,(3)
Large Cap International Portfolio	$(3,880)	—	$(3,880)
International Core Equity Portfolio	(8,505)	—	(8,505)
International Small Company Portfolio	(8,343)	—	(8,343)
DFA International Real Estate Securities Portfolio	(3,225)	—	(3,225)
DFA International Small Cap Value Portfolio	(8,611)	—	(8,611)
International Vector Equity Portfolio	(1,457)	—	(1,457)
World ex U.S. Core Equity Portfolio	(1,236)	—	(1,236)
Selectively Hedged Global Equity Portfolio	(218)	$(129)	(89)
Emerging Markets Core Equity Portfolio	(5,917)	—	(5,917)
Emerging Markets Targeted Value Portfolio	(41)	—	(41)
Emerging Markets ex China Core Equity Portfolio	(78)	—	(78)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(2,209)	—	$(2,209)

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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
International Core Equity Portfolio	$(9,787)	—	$(9,787)
International Small Company Portfolio	(1,311)	—	(1,311)
DFA International Real Estate Securities Portfolio	1,002	—	1,002
DFA Global Real Estate Securities Portfolio	471	—	471 *
DFA International Small Cap Value Portfolio	(12,050)	—	(12,050)
International Vector Equity Portfolio	(151)	—	(151)
International High Relative Profitability Portfolio	(423)	—	(423)*
World ex U.S. Core Equity Portfolio	393	—	393
Selectively Hedged Global Equity Portfolio	5,339	$5,461	(122)
Emerging Markets Core Equity Portfolio	(11,549)	—	(11,549)
Emerging Markets Targeted Value Portfolio	5	—	5
Emerging Markets ex China Core Equity Portfolio	(268)	—	(268)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(5,513)	—	$(5,513)
International Core Equity Portfolio	(17,509)	—	(17,509)
International Small Company Portfolio	(10,484)	—	(10,484)
DFA International Real Estate Securities Portfolio	(4,634)	—	(4,634)
DFA International Small Cap Value Portfolio	(13,114)	—	(13,114)
International Vector Equity Portfolio	(2,282)	—	(2,282)
World ex U.S. Core Equity Portfolio	(2,270)	—	(2,270)
Selectively Hedged Global Equity Portfolio	63	$254	(191)
Emerging Markets Core Equity Portfolio	(13,971)	—	(13,971)
Emerging Markets Targeted Value Portfolio	(95)	—	(95)
Emerging Markets ex China Core Equity Portfolio	(77)	—	(77)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and

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typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities

Selectively Hedged Global Equity Portfolio
UBS AG	$86	$86	—	—	—	$86	—	—	—	—	—	—
Citibank, N.A	9	9	—	—	—	9	—	—	—	—	—	—
Morgan Stanley and Co. International	16	16	—	—	—	16	—	—	—	—	—	—
State Street Bank and Trust	305	305	$(30)	—	—	275	$30	$30	$(30)	—	—	—
Bank of America Corp	52	52	(16)	—	—	36	16	16	(16)	—	—	—
Barclays Capital	240	240	(39)	—	—	201	39	39	(39)	—	—	—
HSBC Bank	23	23	(1)	—	—	22	1	1	(1)	—	—	—
JP Morgan	—	—	—	—	—	—	44	44	—	—	—	$44

Total	$731	$731	$(86)	—	—	$645	$130	$130	$(86)	—	—	$44

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Global Small Company Portfolio	0.87%	$142	19	—	$1,760	—
International Small Company Portfolio	1.08%	23,176	4	$3	27,039	—
DFA International Real Estate Securities Portfolio	1.08%	9,451	7	2	18,809	—
DFA Global Real Estate Securities Portfolio	0.94%	2,850	9	1	4,891	—
DFA International Small Cap Value Portfolio	0.83%	1,577	2	—	3,131	—
International High Relative Profitability Portfolio	0.96%	1,860	6	—	5,856	$12
World ex U.S. Value Portfolio	0.93%	383	12	—	1,071	—
World ex U.S. Core Equity Portfolio	0.89%	937	8	—	2,409	—
World Core Equity Portfolio	0.87%	936	81	2	8,065	—
Selectively Hedged Global Equity Portfolio	1.08%	2,051	4	—	2,051	—
Emerging Markets Core Equity Portfolio	1.08%	3,677	3	—	3,677	—
Emerging Markets Targeted Value Portfolio	0.83%	1,234	14	—	2,439	—
Emerging Markets ex China Core Equity Portfolio	0.94%	15,605	11	5	31,278	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to

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each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$44,462	$23,229	$(5,088)
International Core Equity Portfolio	97,895	56,866	5,032
DFA Global Real Estate Securities Portfolio	26,487	—	—
DFA International Small Cap Value Portfolio	59,037	162,771	49,648
International Vector Equity Portfolio	19,856	60,853	21,376
International High Relative Profitability Portfolio	57,941	33,404	(1,381)
World ex U.S. Core Equity Portfolio	4,634	8,923	1,074
Emerging Markets Core Equity Portfolio	13,393	1,149	(68)
Emerging Markets Targeted Value Portfolio	61	49	6

K. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$26,874
International Core Equity Portfolio	304,257
DFA International Real Estate Securities Portfolio	13,049
DFA International Small Cap Value Portfolio	113,367
International Vector Equity Portfolio	48,672
International High Relative Profitability Portfolio	4,475
World ex U.S. Core Equity Portfolio	61,247

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Non-Cash Collateral Market Value
Emerging Markets Core Equity Portfolio	$1,159,402
Emerging Markets Targeted Value Portfolio	6,623
Emerging Markets ex China Core Equity Portfolio	160

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio
Common Stocks	$459,073	—	—	—	$459,073
International Core Equity Portfolio
Common Stocks, Rights/Warrants	2,376,675	—	—	—	2,376,675

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	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA International Real Estate Securities Portfolio
Common Stocks	$322,195	—	—	—	$322,195
DFA Global Real Estate Securities Portfolio
Common Stocks	83,989	—	—	—	83,989
DFA International Small Cap Value Portfolio
Common Stocks	518,623	—	—	—	518,623
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	243,461	—	—	—	243,461
International High Relative Profitability Portfolio
Common Stocks	140,348	—	—	—	140,348
World ex U.S. Core Equity Portfolio
Common Stocks	199,879	—	—	—	199,879
Emerging Markets Core Equity Portfolio
Common Stocks	449,356	—	—	—	449,356
Emerging Markets Targeted Value Portfolio
Common Stocks	1,446	—	—	—	1,446
Emerging Markets ex China Core Equity Portfolio
Common Stocks	1,200	—	—	—	1,200

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference

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rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

P. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	75%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	79%
Japanese Small Company Portfolio-Institutional Class	3	88%
Asia Pacific Small Company Portfolio-Institutional Class	2	92%
United Kingdom Small Company Portfolio-Institutional Class	4	95%
Continental Small Company Portfolio-Institutional Class	2	92%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	69%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	84%
International High Relative Profitability Portfolio-Institutional Class	3	89%
World ex U.S. Value Portfolio-Institutional Class	6	90%
World ex U.S. Core Equity Portfolio-Institutional Class	3	75%
World Core Equity Portfolio-Institutional Class	5	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	87%

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	4	68%
Emerging Markets Value Portfolio-Class R2	1	97%
Emerging Markets Value Portfolio-Institutional Class	2	41%
Emerging Markets Core Equity Portfolio-Institutional Class	3	66%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	100%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each Portfolio that was operational as of the record date. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

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DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$954.60	0.56%	$2.71
Institutional Class Shares	$1,000.00	$955.90	0.31%	$1.50
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.02	0.56%	$2.81
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six- month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,471,207,818

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,471,207,818

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,471,208
Receivables:
Fund Shares Sold	7,286
Prepaid Expenses and Other Assets	175

Total Assets	8,478,669

LIABILITIES:
Payables:
Fund Shares Redeemed	5,380
Due to Advisor	363
Accrued Expenses and Other Liabilities	570

Total Liabilities	6,313

NET ASSETS	$8,472,356

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,929 and shares outstanding of 104,632	$18.43

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,470,427 and shares outstanding of 458,126,975	$18.49

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,929,777
Total Distributable Earnings (Loss)	542,579

NET ASSETS	$8,472,356

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $17,956)	$181,118
Income from Securities Lending	1,547
Expenses Allocated from Affiliated Investment Companies	(8,804)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	173,861

Fund Expenses
Investment Management Fees	11,777
Accounting & Transfer Agent Fees	566
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	62
Shareholders’ Reports	225
Directors’/Trustees’ Fees & Expenses	(37)
Professional Fees	20
Other	19

Total Fund Expenses	12,634

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	2
Institutional Class Shares	8,328

Net Expenses	4,304

Net Investment Income (Loss)	169,557

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	173,338
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(728,758)

Net Realized and Unrealized Gain (Loss)	(555,420)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(385,863)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,557	$275,625
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	173,338	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(728,758)	2,522,431

Net Increase (Decrease) in Net Assets Resulting from Operations	(385,863)	3,176,036

Distributions:
Class R2 Shares	(37)	(43)
Institutional Class Shares	(187,667)	(258,413)

Total Distributions	(187,704)	(258,456)

Capital Share Transactions (1):
Shares Issued	1,529,510	1,043,206
Shares Issued in Lieu of Cash Distributions	185,031	254,720
Shares Redeemed	(982,851)	(2,459,596)

Net Increase (Decrease) from Capital Share Transactions	731,690	(1,161,670)

Total Increase (Decrease) in Net Assets	158,123	1,755,910
Net Assets
Beginning of Period	8,314,233	6,558,323

End of Period	$8,472,356	$8,314,233

(1) Shares Issued and Redeemed:
Shares Issued	78,945	56,340
Shares Issued in Lieu of Cash Distributions	9,841	13,672
Shares Redeemed	(50,504)	(134,474)

Net Increase (Decrease) from Shares Issued and Redeemed	38,282	(64,462)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$19.74		$13.50	$17.13	$17.68	$19.89	$16.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.62	0.38	0.58	0.54	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		6.17	(3.61)	(0.10)	(2.21)	3.61

Total from Investment Operations	(0.89)		6.79	(3.23)	0.48	(1.67)	4.16

Less Distributions:
Net Investment Income	(0.38)		(0.55)	(0.40)	(0.51)	(0.54)	(0.54)
Net Realized Gains	(0.04)		—	—	(0.52)	—	—
Total Distributions	(0.42)		(0.55)	(0.40)	(1.03)	(0.54)	(0.54)

Net Asset Value, End of Period	$18.43		$19.74	$13.50	$17.13	$17.68	$19.89

Total Return	(4.54	%)(B)	50.55%	(19.08%)	3.13%	(8.59%)	25.99%

Net Assets, End of Period (thousands)	$1,929		$1,753	$835	$1,191	$1,477	$3,508
Ratio of Expenses to Average Net Assets (F)	0.56	%(C)	0.60%	0.65%	0.69%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.76	%(C)	0.80%	0.85%	0.89%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.85	%(C)	3.31%	2.56%	3.43%	2.72%	3.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$19.80		$13.54	$17.18	$17.74	$19.94	$16.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39		0.62	0.38	0.63	0.60	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		6.23	(3.58)	(0.11)	(2.21)	3.66

Total from Investment Operations	(0.87)		6.85	(3.20)	0.52	(1.61)	4.22

Less Distributions:
Net Investment Income	(0.40)		(0.59)	(0.44)	(0.56)	(0.59)	(0.58)
Net Realized Gains	(0.04)		—	—	(0.52)	—	—

Total Distributions	(0.44)		(0.59)	(0.44)	(1.08)	(0.59)	(0.58)

Net Asset Value, End of Period	$18.49		$19.80	$13.54	$17.18	$17.74	$19.94

Total Return	(4.41	%)(B)	50.90%	(18.87%)	3.37%	(8.32%)	26.36%

Net Assets, End of Period (thousands)	$8,470,427		$8,312,480	$6,557,488	$9,173,478	$9,421,965	$9,837,631
Ratio of Expenses to Average Net Assets (F)	0.31	%(C)	0.36%	0.40%	0.44%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.51	%(C)	0.56%	0.60%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.07	%(C)	3.36%	2.57%	3.70%	3.01%	3.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

147

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2022, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

148

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.28	%*

*	Effective as of February 28, 2022, the management fee payable by the Portfolio was reduced from 0.30% to 0.25%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2022, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the

149

Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$8,328	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	2	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$142

150

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2020	$226,443	—	—	$226,443
2021	258,456	—	—	258,456

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(2,374)	—	$(2,374)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$109,693	—	$1,006,924	$1,116,617

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of April 30, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$349,633

151

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,166,983	$354,395	—	$354,395

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$587	30	$1,954	104
Shares Issued in Lieu of Cash Distributions	38	2	43	2
Shares Redeemed	(315)	(16)	(1,495)	(80)

Net Increase (Decrease) — Class R2 Shares	$310	16	$502	26

Institutional Class Shares
Shares Issued	$1,528,923	78,915	$1,041,251	56,236
Shares Issued in Lieu of Cash Distributions	184,993	9,839	254,677	13,670
Shares Redeemed	(982,536)	(50,488)	(2,458,101)	(134,394)

Net Increase (Decrease) — Institutional Class Shares	$731,380	38,266	$(1,162,173)	(64,488)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

152

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

K. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	6	97%
DFA International Value Portfolio-Institutional Class	4	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although

153

management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

154

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$956.20	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$824.60	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

156

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$911.20	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$820.00	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Continental Small Company Series
Actual Fund Return	$1,000.00	$847.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$997.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Emerging Markets Series
Actual Fund Return	$1,000.00	$906.80	0.15%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$918.50	0.26%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

157

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.7%
Consumer Discretionary	11.4%
Consumer Staples	4.6%
Energy	15.7%
Financials	28.6%
Health Care	5.8%
Industrials	10.8%
Information Technology	1.1%
Materials	13.7%
Real Estate	2.4%
Utilities	1.2%

100.0%

The Japanese Small Company Series
Communication Services	2.8%
Consumer Discretionary	14.5%
Consumer Staples	7.8%
Energy	1.0%
Financials	9.1%
Health Care	4.7%
Industrials	29.3%
Information Technology	15.4%
Materials	12.4%
Real Estate	1.4%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.5%
Consumer Discretionary	17.3%
Consumer Staples	8.7%
Energy	5.2%
Financials	12.5%
Health Care	5.1%
Industrials	11.0%
Information Technology	9.0%
Materials	18.2%
Real Estate	6.8%
Utilities	0.7%

100.0%

158

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.0%
Consumer Discretionary	16.6%
Consumer Staples	7.8%
Energy	3.7%
Financials	18.2%
Health Care	3.7%
Industrials	25.1%
Information Technology	7.7%
Materials	6.2%
Real Estate	3.8%
Utilities	4.2%

100.0%

The Continental Small Company Series
Communication Services	4.7%
Consumer Discretionary	9.1%
Consumer Staples	4.0%
Energy	3.4%
Financials	15.3%
Health Care	5.9%
Industrials	26.9%
Information Technology	10.5%
Materials	9.2%
Real Estate	5.9%
Utilities	5.1%

100.0%

The Canadian Small Company Series
Communication Services	1.3%
Consumer Discretionary	5.3%
Consumer Staples	4.7%
Energy	25.1%
Financials	9.2%
Health Care	1.6%
Industrials	11.2%
Information Technology	2.4%
Materials	27.6%
Real Estate	3.2%
Utilities	8.4%

100.0%

The Emerging Markets Series
Communication Services	9.4%
Consumer Discretionary	10.2%
Consumer Staples	6.4%
Energy	5.0%
Financials	21.1%
Health Care	3.5%
Industrials	7.2%
Information Technology	19.6%
Materials	12.3%
Real Estate	2.4%
Utilities	2.9%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.6%
Consumer Discretionary	13.0%
Consumer Staples	6.6%
Energy	2.2%
Financials	8.8%
Health Care	7.8%
Industrials	15.4%
Information Technology	16.2%
Materials	14.5%
Real Estate	6.8%
Utilities	5.1%

100.0%

159

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.5%)
AUSTRALIA — (6.8%)
Australia & New Zealand Banking Group Ltd.	6,888,410	$131,080,846	1.1%
National Australia Bank Ltd.	5,345,044	122,020,269	1.0%
Westpac Banking Corp.	7,869,029	131,727,453	1.1%
Other Securities		463,592,935	3.9%

TOTAL AUSTRALIA		848,421,503	7.1%

AUSTRIA — (0.1%)
Other Securities		11,747,317	0.1%

BELGIUM — (0.6%)
Other Securities		72,051,851	0.6%

CANADA — (11.0%)
Bank of Montreal	1,770	187,671	0.0%
# Bank of Montreal	1,331,345	141,175,824	1.2%
Bank of Nova Scotia	495,702	31,390,151	0.3%
# Bank of Nova Scotia	1,698,160	107,527,491	0.9%
Canadian Imperial Bank of Commerce	723,497	79,983,687	0.7%
Canadian Natural Resources Ltd.	252,950	15,655,668	0.1%
Canadian Natural Resources Ltd.	3,058,625	189,237,129	1.6%
# Fairfax Financial Holdings Ltd.	97,836	53,757,442	0.5%
Nutrien Ltd.	944,511	92,798,186	0.8%
Suncor Energy, Inc.	1,689,809	60,731,735	0.5%
Teck Resources Ltd., Class B	1,439,855	56,816,678	0.5%
Other Securities		539,236,474	4.4%

TOTAL CANADA		1,368,498,136	11.5%

CHINA — (0.0%)
Other Security		5,078,444	0.0%

DENMARK — (1.7%)
Other Securities		208,840,317	1.8%

FINLAND — (0.9%)
Other Securities		110,933,704	0.9%

FRANCE — (9.2%)
BNP Paribas SA	1,819,966	94,367,738	0.8%
Carrefour SA	2,495,917	52,932,324	0.5%
Cie de Saint-Gobain	1,784,858	104,125,332	0.9%
Cie Generale des Etablissements Michelin SCA	630,250	78,062,712	0.7%
Orange SA	5,978,647	71,178,162	0.6%
# Sanofi	682,839	72,172,588	0.6%
# TotalEnergies SE	6,840,726	335,899,931	2.8%
Other Securities		341,674,812	2.8%

TOTAL FRANCE		1,150,413,599	9.7%

GERMANY — (6.7%)
Allianz SE	551,464	124,429,074	1.0%

160

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	1,264,933	$66,615,131	0.6%
Bayer AG	880,173	57,977,911	0.5%
Bayerische Motoren Werke AG	1,003,964	81,989,489	0.7%
Mercedes-Benz Group AG	2,568,275	179,268,593	1.5%
Other Securities		320,970,870	2.7%

TOTAL GERMANY		831,251,068	7.0%

HONG KONG — (2.1%)
CK Hutchison Holdings Ltd.	7,657,984	53,743,172	0.5%
Other Securities		209,561,277	1.7%

TOTAL HONG KONG		263,304,449	2.2%

IRELAND — (0.3%)
Other Securities		37,874,285	0.3%

ISRAEL — (0.4%)
Other Securities		49,425,337	0.4%

ITALY — (1.7%)
Other Securities		216,926,261	1.8%

JAPAN — (18.2%)
Honda Motor Co. Ltd.	3,522,000	92,641,105	0.8%
Mitsubishi Corp.	1,817,600	61,026,864	0.5%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	59,260,072	0.5%
SoftBank Group Corp.	1,790,880	73,659,314	0.6%
Takeda Pharmaceutical Co. Ltd.	2,595,871	75,323,149	0.6%
Toyota Motor Corp.	12,538,150	214,824,973	1.8%
Other Securities		1,689,378,556	14.2%

TOTAL JAPAN		2,266,114,033	19.0%

NETHERLANDS — (3.2%)
Koninklijke Ahold Delhaize NV	4,054,901	119,603,221	1.0%
Other Securities		284,332,873	2.4%

TOTAL NETHERLANDS.		403,936,094	3.4%

NEW ZEALAND — (0.2%)
Other Securities		27,339,899	0.2%

NORWAY — (1.0%)
Other Securities		128,268,016	1.1%

PORTUGAL — (0.1%)
Other Securities		10,103,211	0.1%

SINGAPORE — (0.9%)
Other Securities		107,479,477	0.9%

SPAIN — (1.7%)
# Banco Santander SA	42,993,563	125,642,164	1.1%
Other Securities		82,785,519	0.7%

TOTAL SPAIN		208,427,683	1.8%

161

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$307,180,305	2.6%

SWITZERLAND — (8.4%)
Cie Financiere Richemont SA, Class A	672,104	78,092,224	0.7%
Novartis AG	1,706,093	150,766,145	1.3%
Novartis AG, Sponsored ADR	1,587,470	139,744,984	1.2%
UBS Group AG	6,030,163	102,371,853	0.9%
#* UBS Group AG	1,233,581	20,773,504	0.2%
Zurich Insurance Group AG	344,357	156,775,244	1.3%
Other Securities		400,894,249	3.2%

TOTAL SWITZERLAND		1,049,418,203	8.8%

UNITED KINGDOM — (14.8%)
Anglo American PLC	1,391,761	61,642,448	0.5%
Aviva PLC	13,916,649	74,664,574	0.6%
# Barclays PLC, Sponsored ADR	7,035,082	52,411,361	0.4%
BP PLC	7,690,578	37,128,522	0.3%
BP PLC, Sponsored ADR	6,418,588	184,341,847	1.6%
British American Tobacco PLC	3,024,009	126,743,322	1.1%
# British American Tobacco PLC, Sponsored ADR	838,885	35,048,615	0.3%
Glencore PLC	23,897,614	147,249,074	1.2%
HSBC Holdings PLC	13,535,003	84,581,974	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	72,073,783	0.6%
Lloyds Banking Group PLC	164,752,825	93,573,456	0.8%
Shell PLC	283,225	7,603,428	0.1%
Shell PLC, Sponsored ADR	8,977,105	479,646,720	4.0%
Vodafone Group PLC	58,351,986	88,342,512	0.7%
# Vodafone Group PLC, Sponsored ADR	4,011,201	60,930,147	0.5%
Other Securities		246,587,943	2.1%

TOTAL UNITED KINGDOM		1,852,569,726	15.5%

TOTAL COMMON STOCKS		11,535,602,918	96.8%

PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
Volkswagen AG	601,156	93,098,874	0.8%
Other Securities		42,522,307	0.3%

TOTAL GERMANY		135,621,181	1.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		302,591	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,761,379,330)		11,671,526,690

		Value†
SECURITIES LENDING COLLATERAL — (6.4%)
@§ The DFA Short Term Investment Fund	69,494,868	803,847,136	6.8%

TOTAL INVESTMENTS — (100.0%) (Cost $11,565,239,840)		$12,475,373,826	104.7%

162

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	656	06/17/22	$144,157,549	$135,382,000	$(8,775,549)

Total Futures Contracts			$144,157,549	$135,382,000	$(8,775,549)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$848,421,503	—	$848,421,503
Austria	—	11,747,317	—	11,747,317
Belgium	—	72,051,851	—	72,051,851
Canada	$1,368,498,136	—	—	1,368,498,136
China	—	5,078,444	—	5,078,444
Denmark	—	208,840,317	—	208,840,317
Finland	—	110,933,704	—	110,933,704
France	—	1,150,413,599	—	1,150,413,599
Germany	14,652,317	816,598,751	—	831,251,068
Hong Kong	—	263,304,449	—	263,304,449
Ireland	20,934,891	16,939,394	—	37,874,285
Israel	7,604,683	41,820,654	—	49,425,337
Italy	4,847,419	212,078,842	—	216,926,261
Japan	16,510,386	2,249,603,647	—	2,266,114,033
Netherlands	24,909,033	379,027,061	—	403,936,094
New Zealand	—	27,339,899	—	27,339,899
Norway	—	128,268,016	—	128,268,016
Portugal	—	10,103,211	—	10,103,211
Singapore	3,986,028	103,493,449	—	107,479,477
Spain	5,053,721	203,373,962	—	208,427,683
Sweden	—	307,180,305	—	307,180,305
Switzerland	173,029,123	876,389,080	—	1,049,418,203
United Kingdom	905,791,569	946,778,157	—	1,852,569,726
Preferred Stocks
Germany	—	135,621,181	—	135,621,181
Rights/Warrants
Canada	—	302,591	—	302,591
Securities Lending Collateral	—	803,847,136	—	803,847,136
Futures Contracts**	(8,775,549)	—	—	(8,775,549)

TOTAL	$2,537,041,757	$9,929,556,520	—	$12,466,598,277

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

163

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$76,576,692	2.8%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	8,806,514	0.3%
Sankyo Co. Ltd.	246,900	7,104,545	0.3%
Takashimaya Co. Ltd.	914,300	8,339,552	0.3%
Other Securities		365,453,295	13.4%

TOTAL CONSUMER DISCRETIONARY		389,703,906	14.3%

CONSUMER STAPLES — (7.6%)
# Ain Holdings, Inc.	147,300	6,607,099	0.3%
Milbon Co. Ltd.	159,852	6,693,147	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	8,361,278	0.3%
Sapporo Holdings Ltd.	392,620	8,172,025	0.3%
Other Securities		179,122,222	6.4%

TOTAL CONSUMER STAPLES		208,955,771	7.6%

ENERGY — (1.0%)
Cosmo Energy Holdings Co. Ltd.	335,800	8,342,741	0.3%
Other Securities		20,134,578	0.7%

TOTAL ENERGY		28,477,319	1.0%

FINANCIALS — (8.9%)
# Credit Saison Co. Ltd.	735,700	8,286,519	0.3%
# Hirogin Holdings, Inc.	1,534,800	7,562,207	0.3%
JAFCO Group Co. Ltd.	592,800	7,146,889	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	6,786,365	0.3%
Other Securities		215,179,163	7.8%

TOTAL FINANCIALS		244,961,143	9.0%

HEALTH CARE — (4.6%)
H.U. Group Holdings, Inc.	352,600	7,856,798	0.3%
Other Securities		117,982,207	4.3%

TOTAL HEALTH CARE		125,839,005	4.6%

INDUSTRIALS — (28.7%)
Daiseki Co. Ltd.	291,355	10,478,926	0.4%
DMG Mori Co. Ltd.	728,000	9,136,670	0.3%
Fujikura Ltd.	1,693,000	8,008,730	0.3%
Furukawa Electric Co. Ltd.	424,300	6,890,241	0.3%
# GS Yuasa Corp.	393,683	6,826,602	0.3%
Hazama Ando Corp.	1,168,600	8,119,262	0.3%
Meitec Corp.	162,400	8,620,177	0.3%
Mirait Holdings Corp.	595,335	8,342,800	0.3%
Nagase & Co. Ltd.	578,600	8,291,354	0.3%
Nichias Corp.	384,200	6,900,015	0.3%
Nishimatsu Construction Co. Ltd.	313,800	9,238,694	0.3%
# Nisshinbo Holdings, Inc.	938,880	7,024,754	0.3%

164

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CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Outsourcing, Inc.	715,000	$7,091,016	0.3%
Penta-Ocean Construction Co. Ltd.	1,669,600	8,169,327	0.3%
Ushio, Inc.	622,400	8,069,778	0.3%
Other Securities		667,547,765	24.3%

TOTAL INDUSTRIALS		788,756,111	28.9%

INFORMATION TECHNOLOGY — (15.0%)
Alps Alpine Co. Ltd.	1,039,300	9,200,526	0.3%
# Anritsu Corp.	675,200	8,490,310	0.3%
Citizen Watch Co. Ltd.	1,771,000	6,683,942	0.3%
Daiwabo Holdings Co. Ltd.	582,700	7,539,992	0.3%
Dexerials Corp.	368,800	8,086,805	0.3%
Japan Material Co. Ltd.	434,600	6,566,033	0.3%
Macnica Fuji Electronics Holdings, Inc.	338,550	7,019,116	0.3%
Maruwa Co. Ltd.	58,500	6,820,864	0.3%
Nippon Electric Glass Co. Ltd.	412,436	8,302,514	0.3%
NSD Co. Ltd.	493,860	8,766,683	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	8,555,495	0.3%
Topcon Corp.	684,300	8,758,475	0.3%
Wacom Co. Ltd.	990,000	7,157,879	0.3%
Other Securities		311,924,512	11.2%

TOTAL INFORMATION TECHNOLOGY		413,873,146	15.1%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	9,757,863	0.4%
# Asahi Holdings, Inc.	464,800	7,377,983	0.3%
# Daicel Corp.	1,159,700	7,089,234	0.3%
# Kobe Steel Ltd.	1,598,885	6,931,715	0.3%
Kureha Corp.	103,950	7,809,820	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	9,423,959	0.4%
UBE Corp	449,400	6,967,857	0.3%
Yamato Kogyo Co. Ltd.	261,300	8,432,992	0.3%
Other Securities		270,802,423	9.6%

TOTAL MATERIALS		334,593,846	12.2%

REAL ESTATE — (1.4%)
Other Securities		38,176,270	1.4%

UTILITIES — (1.6%)
Nippon Gas Co. Ltd.	684,000	9,706,198	0.4%
Other Securities		33,636,453	1.2%

TOTAL UTILITIES		43,342,651	1.6%

TOTAL COMMON STOCKS (Cost $2,848,640,142)		2,693,255,860	98.5%

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	5,113,148	59,143,777	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $2,907,781,909)		$2,752,399,637	100.7%

165

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CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$76,576,692	—	$76,576,692
Consumer Discretionary	—	389,703,906	—	389,703,906
Consumer Staples	—	208,955,771	—	208,955,771
Energy	—	28,477,319	—	28,477,319
Financials	$3,391,495	241,569,648	—	244,961,143
Health Care	—	125,839,005	—	125,839,005
Industrials	—	788,756,111	—	788,756,111
Information Technology	—	413,873,146	—	413,873,146
Materials	—	334,593,846	—	334,593,846
Real Estate	—	38,176,270	—	38,176,270
Utilities	—	43,342,651	—	43,342,651
Securities Lending Collateral	—	59,143,777	—	59,143,777

TOTAL	$3,391,495	$2,749,008,142	—	$2,752,399,637

See accompanying Notes to Financial Statements.

166

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.1%)
*	AMP Ltd.	19,595,083	$15,831,359	1.0%
#	Ansell Ltd.	532,511	10,199,296	0.6%
	ARB Corp. Ltd.	521,026	14,441,507	0.9%
	AUB Group Ltd.	600,321	9,719,664	0.6%
	Bapcor Ltd.	2,189,248	10,377,622	0.6%
#	Beach Energy Ltd.	11,412,031	13,011,046	0.8%
#	Breville Group Ltd.	652,020	10,805,621	0.7%
	Brickworks Ltd.	486,532	8,081,060	0.5%
	Challenger Ltd.	2,057,729	10,411,183	0.7%
#	Champion Iron Ltd.	1,573,976	7,978,815	0.5%
*	Corporate Travel Management Ltd.	678,798	12,247,274	0.8%
#	Credit Corp. Group Ltd.	442,571	8,462,623	0.5%
	CSR Ltd.	3,109,441	13,316,440	0.8%
	Deterra Royalties Ltd.	2,795,041	9,468,720	0.6%
	Downer EDI Ltd.	3,840,565	14,859,162	0.9%
	Elders Ltd.	1,009,369	10,147,308	0.6%
#*	Flight Centre Travel Group Ltd.	742,646	11,597,764	0.7%
	GrainCorp Ltd., Class A	1,547,172	11,180,429	0.7%
	GUD Holdings Ltd.	1,102,137	9,899,822	0.6%
	Healius Ltd.	3,973,423	12,502,907	0.8%
	Iluka Resources Ltd.	2,047,759	16,039,888	1.0%
	Insignia Financial Ltd.	3,939,870	9,470,814	0.6%
#	InvoCare Ltd.	945,502	8,112,223	0.5%
	IRESS Ltd.	1,238,548	9,527,574	0.6%
	Link Administration Holdings Ltd.	2,206,818	7,813,444	0.5%
	Metcash Ltd.	6,250,669	20,983,314	1.3%
	nib holdings Ltd.	2,951,426	14,696,382	0.9%
	Nufarm Ltd.	1,868,539	8,405,996	0.5%
	Orora Ltd.	5,931,076	16,620,849	1.0%
*	Paladin Energy Ltd.	14,954,350	8,229,749	0.5%
#	Perpetual Ltd.	376,124	8,646,990	0.5%
	Perseus Mining Ltd.	8,114,950	11,292,171	0.7%
	Reliance Worldwide Corp. Ltd.	3,624,075	9,945,168	0.6%
	Sandfire Resources Ltd.	2,964,241	11,748,649	0.7%
	Sims Ltd.	1,144,275	16,544,951	1.0%
*	Star Entertainment Grp Ltd.	5,123,970	11,317,208	0.7%
	Super Retail Group Ltd.	1,085,264	8,029,960	0.5%
	Technology One Ltd.	1,701,660	12,279,588	0.8%
*	Uniti Group Ltd.	3,117,288	10,764,646	0.7%
Ω	Viva Energy Group Ltd.	5,149,577	10,103,475	0.6%
#*	Webjet Ltd.	2,181,629	9,051,958	0.6%
	Whitehaven Coal Ltd.	5,290,865	18,169,068	1.1%
	Other Securities		561,636,082	34.6%

TOTAL AUSTRALIA			1,043,969,769	64.4%

CHINA — (0.6%)
	Other Securities		10,059,525	0.6%

HONG KONG — (20.1%)
	ASM Pacific Technology Ltd.	1,444,600	14,558,364	0.9%

167

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Kerry Logistics Network Ltd.	4,063,500	$9,344,595	0.6%
Luk Fook Holdings International Ltd.	3,577,000	8,187,430	0.5%
Pacific Basin Shipping Ltd.	32,170,000	14,759,938	0.9%
PCCW Ltd.	15,297,545	8,667,017	0.5%
VTech Holdings Ltd.	1,345,100	9,515,101	0.6%
Other Securities		261,266,280	16.2%

TOTAL HONG KONG		326,298,725	20.2%

NEW ZEALAND — (4.4%)
Chorus Ltd.	2,555,962	12,126,093	0.7%
SKYCITY Entertainment Group Ltd.	4,337,866	8,103,778	0.5%
Other Securities		51,429,018	3.2%

TOTAL NEW ZEALAND		71,658,889	4.4%

SINGAPORE — (9.4%)
Other Securities		152,871,726	9.5%

UNITED STATES — (0.0%)
Other Security		6,842	0.0%

TOTAL COMMON STOCKS		1,604,865,476	99.1%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		77,559	0.0%

RIGHTS/WARRANTS — (0.0%)
NEW ZEALAND — (0.0%)
Other Security		17,204	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,635,618,883)		1,604,960,239

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,024,502	23,417,415	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $1,659,035,173)		$1,628,377,654	100.5%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$281,761	$1,043,683,416	$4,592	$1,043,969,769
China	—	10,059,525	—	10,059,525
Hong Kong	—	325,470,341	828,384	326,298,725
New Zealand	—	71,658,889	—	71,658,889
Singapore	—	152,420,010	451,716	152,871,726

168

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United States	—	$6,842	—		$6,842
Preferred Stocks
Australia	—	77,559	—		77,559
Rights/Warrants
New Zealand	—	17,204	—		17,204
Securities Lending Collateral	—	23,417,415	—		23,417,415

TOTAL	$281,761	$1,626,811,201	$1,284,692	^	$1,628,377,654

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

169

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.9%)
	COMMUNICATION SERVICES — (3.0%)
	Other Securities		$44,141,910	3.0%

	CONSUMER DISCRETIONARY — (16.4%)
	Domino’s Pizza Group PLC	3,143,313	13,718,241	0.9%
*	Frasers Group PLC	1,494,358	12,692,127	0.9%
	Games Workshop Group PLC	164,324	15,186,474	1.0%
	Greggs PLC	607,084	17,712,235	1.2%
	Inchcape PLC	2,415,336	21,611,614	1.5%
	Pets at Home Group PLC	3,055,257	11,859,296	0.8%
*	Playtech PLC	1,947,421	12,730,072	0.9%
	Redrow PLC	1,595,285	10,457,568	0.7%
	Vistry Group PLC	1,061,012	11,069,620	0.7%
	Other Securities		116,444,923	7.8%

	TOTAL CONSUMER DISCRETIONARY		243,482,170	16.4%

	CONSUMER STAPLES — (7.8%)
	Britvic PLC	1,634,172	17,511,912	1.2%
	Cranswick PLC	365,843	14,547,499	1.0%
	Fevertree Drinks PLC	622,976	14,125,820	1.0%
	Tate & Lyle PLC	2,254,655	21,914,350	1.5%
	Other Securities		47,303,409	3.1%

	TOTAL CONSUMER STAPLES		115,402,990	7.8%

	ENERGY — (3.6%)
#*	Capricorn Energy PLC	4,040,365	10,391,979	0.7%
	Other Securities		43,984,643	3.0%

	TOTAL ENERGY		54,376,622	3.7%

	FINANCIALS — (18.0%)
	Beazley PLC	3,358,915	18,093,125	1.2%
	Brewin Dolphin Holdings PLC	2,167,134	13,879,789	0.9%
	Close Brothers Group PLC	900,632	12,488,085	0.8%
	Hiscox Ltd.	1,601,914	19,021,568	1.3%
	IG Group Holdings PLC	1,561,319	15,956,794	1.1%
	Man Group PLC	8,949,619	26,083,909	1.8%
	OSB Group PLC	1,651,759	11,530,003	0.8%
	Paragon Banking Group PLC	1,934,045	11,960,621	0.8%
Ω	Quilter PLC	9,454,164	15,573,692	1.1%
	Virgin Money UK PLC	5,891,742	12,782,685	0.9%
	Other Securities		110,271,533	7.3%

	TOTAL FINANCIALS		267,641,804	18.0%

	HEALTH CARE — (3.7%)
*	Indivior PLC	3,707,178	14,519,206	1.0%
*	Mediclinic International PLC	2,400,508	11,128,606	0.8%
	Other Securities		29,404,612	1.9%

	TOTAL HEALTH CARE		55,052,424	3.7%

170

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.8%)
* Babcock International Group PLC	2,841,630	$10,849,216	0.7%
Balfour Beatty PLC	3,597,022	10,897,937	0.7%
Diploma PLC	528,961	18,142,721	1.2%
Grafton Group PLC	1,508,314	18,267,582	1.2%
Hays PLC	9,077,084	13,941,004	0.9%
* JET2 PLC	714,783	10,976,912	0.7%
* Meggitt PLC	2,411,365	23,377,981	1.6%
Pagegroup PLC	1,975,881	12,090,172	0.8%
QinetiQ Group PLC	3,269,929	13,873,054	0.9%
Rotork PLC	4,874,552	17,784,931	1.2%
Travis Perkins PLC	1,164,039	17,754,417	1.2%
Ultra Electronics Holdings PLC	566,936	23,090,245	1.6%
Other Securities		177,806,486	12.2%

TOTAL INDUSTRIALS		368,852,658	24.9%

INFORMATION TECHNOLOGY — (7.6%)
Computacenter PLC	502,122	16,871,130	1.1%
Oxford Instruments PLC	385,212	11,168,500	0.8%
Softcat PLC	629,767	11,122,498	0.7%
Spectris PLC	351,072	12,840,073	0.9%
Spirent Communications PLC	4,065,908	11,756,096	0.8%
Other Securities		49,221,074	3.3%

TOTAL INFORMATION TECHNOLOGY		112,979,371	7.6%

MATERIALS — (6.2%)
Marshalls PLC	1,374,930	10,521,735	0.7%
Victrex PLC	546,789	12,468,602	0.8%
Other Securities		68,645,499	4.7%

TOTAL MATERIALS		91,635,836	6.2%

REAL ESTATE — (3.7%)
Grainger PLC	4,204,662	15,640,374	1.1%
* IWG PLC	4,129,531	12,536,974	0.9%
Savills PLC	968,045	13,022,726	0.9%
Other Securities		14,652,611	0.9%

TOTAL REAL ESTATE.		55,852,685	3.8%

UTILITIES — (4.1%)
* Centrica PLC	19,338,945	19,160,817	1.3%
Drax Group PLC	2,508,511	25,350,257	1.7%
Other Securities		16,594,578	1.1%
TOTAL UTILITIES		61,105,652	4.1%

TOTAL COMMON STOCKS (Cost $1,394,633,494)		1,470,524,122	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	1,404,044	16,240,579	1.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,410,873,039)		$1,486,764,701	100.3%

171

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$33,855	$44,108,055	—	$44,141,910
Consumer Discretionary	—	243,482,170	—	243,482,170
Consumer Staples	—	115,402,990	—	115,402,990
Energy	—	54,376,622	—	54,376,622
Financials	—	267,641,804	—	267,641,804
Health Care	—	55,052,424	—	55,052,424
Industrials	—	368,852,658	—	368,852,658
Information Technology.	—	112,979,371	—	112,979,371
Materials	—	91,635,836	—	91,635,836
Real Estate	—	55,852,685	—	55,852,685
Utilities	—	61,105,652	—	61,105,652
Securities Lending Collateral	—	16,240,579	—	16,240,579

TOTAL	$33,855	$1,486,730,846	—	$1,486,764,701

See accompanying Notes to Financial Statements.

172

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRIA — (2.8%)
Other Securities		$160,506,334	3.0%

BELGIUM — (4.5%)
Ackermans & van Haaren NV	173,765	30,978,157	0.6%
D’ieteren Group	191,163	30,684,081	0.6%
Elia Group SA	131,492	20,930,676	0.4%
Other Securities		173,415,498	3.2%

TOTAL BELGIUM		256,008,412	4.8%
DENMARK — (5.4%)
* ALK-Abello AS	900,060	19,633,670	0.4%
* Jyske Bank AS	449,441	24,851,445	0.5%
Ringkjoebing Landbobank AS	196,955	24,152,179	0.5%
Royal Unibrew AS	306,442	26,412,582	0.5%
Topdanmark AS	428,065	24,021,262	0.5%
Other Securities.		189,780,693	3.4%

TOTAL DENMARK		308,851,831	5.8%

FINLAND — (5.0%)
# Huhtamaki Oyj	641,769	24,259,030	0.5%
Orion Oyj, Class B	656,528	25,750,679	0.5%
Valmet Oyj	1,121,391	30,031,725	0.6%
Other Securities.		204,188,767	3.7%

TOTAL FINLAND		284,230,201	5.3%

FRANCE — (10.3%)
* Rexel SA	1,917,473	39,278,782	0.7%
* SOITEC	135,169	24,213,267	0.5%
Sopra Steria Group SACA	119,777	21,227,881	0.4%
SPIE SA	880,496	20,723,375	0.4%
Other Securities		481,889,600	8.9%

TOTAL FRANCE		587,332,905	10.9%

GERMANY — (14.7%)
Aurubis AG	293,633	33,368,273	0.6%
Freenet AG	1,033,574	28,597,160	0.5%
GEA Group AG	727,334	28,312,527	0.5%
Hugo Boss AG	437,223	24,520,732	0.5%
* K+S AG.	1,430,163	48,036,292	0.9%
Lanxess AG	588,462	22,747,624	0.4%
Rheinmetall AG.	273,843	61,730,803	1.2%
TAG Immobilien AG	1,009,676	20,178,819	0.4%
Other Securities		572,291,461	10.6%

TOTAL GERMANY		839,783,691	15.6%

IRELAND — (1.1%)
* Bank of Ireland Group PLC	6,339,548	38,422,137	0.7%

173

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (Continued)
	Other Securities		$25,387,080	0.5%

	TOTAL IRELAND		63,809,217	1.2%

	ISRAEL — (4.2%)
	Other Securities		237,965,553	4.4%

	ITALY — (8.1%)
	A2A SpA	11,363,154	19,414,600	0.4%
#	Banco BPM SpA	10,236,702	32,252,741	0.6%
	Hera SpA	5,756,195	21,468,258	0.4%
	Italgas SpA	3,601,793	23,320,427	0.4%
*	Leonardo SpA	2,772,782	28,535,775	0.5%
	Reply SpA	149,207	21,965,824	0.4%
	Other Securities.		315,804,560	5.9%

	TOTAL ITALY		462,762,185	8.6%

	NETHERLANDS — (6.1%)
	Aalberts NV	694,377	33,741,363	0.6%
	Arcadis NV	537,224	22,414,987	0.4%
	ASR Nederland NV	898,464	40,834,000	0.8%
#	BE Semiconductor Industries NV	405,420	24,713,849	0.5%
*	OCI NV	554,235	21,001,359	0.4%
Ω	Signify NV	711,679	30,109,420	0.6%
	Other Securities		174,246,583	3.2%

	TOTAL NETHERLANDS		347,061,561	6.5%

	NORWAY — (2.2%)
	Other Securities		126,988,719	2.4%

	PORTUGAL — (0.9%)
	Other Securities		47,662,334	0.9%

	SPAIN — (5.5%)
	Banco de Sabadell SA	37,317,194	28,960,910	0.5%
	Bankinter SA	4,375,395	25,748,650	0.5%
#	Enagas SA	1,384,738	29,941,750	0.6%
	Other Securities		229,941,169	4.3%

	TOTAL SPAIN		314,592,479	5.9%

	SWEDEN — (6.9%)
	Other Securities		394,523,316	7.3%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	124,196	23,426,216	0.4%
	Belimo Holding AG	65,844	32,541,506	0.6%
	BKW AG	163,517	19,905,116	0.4%
	Bucher Industries AG	54,706	19,723,414	0.4%
	DKSH Holding AG	247,560	21,256,721	0.4%
*	Flughafen Zurich AG	146,313	24,741,333	0.5%
	Georg Fischer AG	635,020	34,462,594	0.6%
	Helvetia Holding AG	266,540	34,252,165	0.6%
	PSP Swiss Property AG.	334,181	42,117,473	0.8%
	Siegfried Holding AG	32,823	23,794,685	0.4%

174

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
Ω	VAT Group AG	119,590	$36,990,557	0.7%
	Other Securities		544,564,479	10.2%

	TOTAL SWITZERLAND		857,776,259	16.0%

	UNITED STATES — (0.0%)
	Other Security		1,157,878	0.0%

	TOTAL COMMON STOCKS		5,291,012,875	98.6%

	PREFERRED STOCKS — (0.7%)
	GERMANY — (0.7%)
	Other Securities		37,433,649	0.7%

	RIGHTS/WARRANTS — (0.0%)
	SWITZERLAND — (0.0%)
	Other Security		200,170	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $ 4,490,025,568)		5,328,646,694

			Value†
	SECURITIES LENDING COLLATERAL — (6.5%)
	@§ The DFA Short Term Investment Fund	32,212,774	372,605,162	6.9%

	TOTAL INVESTMENTS — (100.0%) (Cost $ 4,862,604,541)		$5,701,251,856	106.2%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$160,506,334	—	$160,506,334
Belgium	$525,583	255,482,829	—	256,008,412
Denmark	—	308,851,831	—	308,851,831
Finland	—	284,230,201	—	284,230,201
France	—	587,295,617	$37,288	587,332,905
Germany	—	839,783,691	—	839,783,691
Ireland	—	63,809,217	—	63,809,217
Israel	634,096	237,331,457	—	237,965,553
Italy	—	462,762,185	—	462,762,185
Netherlands	—	347,061,561	—	347,061,561
Norway	235,678	126,753,041	—	126,988,719
Portugal	—	47,662,334	—	47,662,334
Spain	46,995	314,545,484	—	314,592,479
Sweden	1,046,764	393,476,552	—	394,523,316
Switzerland	—	857,776,259	—	857,776,259
United States	1,157,878	—	—	1,157,878

175

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$37,433,649	—		$37,433,649
Rights/Warrants
Switzerland	—	200,170	—		200,170
Securities Lending Collateral	—	372,605,162	—		372,605,162

TOTAL	$3,646,994	$5,697,567,574	$37,288	^	$5,701,251,856

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

176

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (84.2%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$17,525,488	1.3%

CONSUMER DISCRETIONARY — (4.5%)
*	Aritzia, Inc.	446,040	15,884,739	1.2%
	Linamar Corp.	255,634	10,124,670	0.8%
	Other Securities		45,182,739	3.3%

TOTAL CONSUMER DISCRETIONARY			71,192,148	5.3%

CONSUMER STAPLES — (4.0%)
#	Maple Leaf Foods, Inc.	437,346	9,631,042	0.7%
#	Premium Brands Holdings Corp.	189,209	15,447,196	1.2%
	Primo Water Corp.	799,922	11,700,101	0.9%
	Other Securities		26,477,346	1.9%

TOTAL CONSUMER STAPLES			63,255,685	4.7%

ENERGY — (21.1%)
*	Advantage Energy Ltd.	1,194,867	9,980,090	0.8%
#	Birchcliff Energy Ltd.	1,610,417	11,783,692	0.9%
#	Crescent Point Energy Corp.	2,943,000	20,388,978	1.5%
	Crescent Point Energy Corp.	346,792	2,399,801	0.2%
#	Enerplus Corp.	1,294,755	15,863,810	1.2%
	Enerplus Corp.	28,353	347,041	0.0%
#	Gibson Energy, Inc.	899,205	17,121,048	1.3%
*	MEG Energy Corp.	2,167,763	32,567,490	2.4%
*	NuVista Energy Ltd.	1,111,528	9,483,008	0.7%
	Paramount Resources Ltd., Class A	402,921	9,741,745	0.7%
	Parex Resources, Inc.	774,607	15,098,400	1.1%
#	Parkland Corp.	766,945	21,784,784	1.6%
#	Peyto Exploration & Development Corp.	965,837	9,841,440	0.7%
#	PrairieSky Royalty Ltd.	1,124,067	15,426,226	1.2%
	Vermilion Energy, Inc.	716,524	13,960,686	1.0%
	Vermilion Energy, Inc.	233,451	4,547,625	0.3%
#	Whitecap Resources, Inc.	3,102,755	25,432,618	1.9%
	Other Securities		100,083,162	7.5%

TOTAL ENERGY			335,851,644	25.0%

FINANCIALS — (7.8%)
#	Canadian Western Bank	498,863	12,585,646	0.9%
	CI Financial Corp.	1,010,158	13,171,017	1.0%
#	ECN Capital Corp.	2,458,149	11,136,440	0.8%
#	Element Fleet Management Corp.	2,115,548	18,888,674	1.4%
#	Laurentian Bank of Canada	370,975	11,282,445	0.8%
	Other Securities		56,307,475	4.3%

TOTAL FINANCIALS			123,371,697	9.2%

HEALTH CARE — (1.3%)
	Other Securities		21,113,306	1.6%

177

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$12,155,789	0.9%
#*	Bombardier, Inc., Class B	10,608,723	10,405,162	0.8%
#	Finning International, Inc.	759,413	21,363,940	1.6%
#	Richelieu Hardware Ltd.	316,493	8,984,937	0.7%
#	Russel Metals, Inc.	345,023	9,195,958	0.7%
#	SNC-Lavalin Group, Inc.	796,610	17,716,224	1.3%
	Other Securities		69,384,493	5.1%

TOTAL INDUSTRIALS			149,206,503	11.1%

INFORMATION TECHNOLOGY — (2.0%)
*	Kinaxis, Inc.	88,481	9,791,351	0.7%
	Other Securities		21,923,929	1.7%

TOTAL INFORMATION TECHNOLOGY			31,715,280	2.4%

MATERIALS — (23.2%)
	Alamos Gold, Inc., Class A	2,183,640	16,963,937	1.3%
	Alamos Gold, Inc., Class A	23,683	183,780	0.0%
	B2Gold Corp.	284,530	1,207,090	0.1%
	B2Gold Corp.	3,133,958	13,319,322	1.0%
#*	Capstone Copper Corp.	2,248,283	10,238,163	0.8%
	Centerra Gold, Inc.	1,153,585	10,676,938	0.8%
#	First Majestic Silver Corp.	662,041	6,838,662	0.5%
#	First Majestic Silver Corp.	540,581	5,567,984	0.4%
#	Interfor Corp.	350,741	9,998,159	0.7%
	Intertape Polymer Group, Inc.	300,915	9,310,996	0.7%
#	Methanex Corp.	214,217	10,737,113	0.8%
#	Methanex Corp.	126,782	6,359,385	0.5%
*	OceanaGold Corp.	3,780,713	9,417,570	0.7%
	SSR Mining, Inc.	847,686	18,647,570	1.4%
	SSR Mining, Inc.	197,205	4,340,482	0.3%
	Stella-Jones, Inc.	312,231	8,628,187	0.6%
*	Turquoise Hill Resources Ltd.	237,010	6,456,152	0.5%
#*	Turquoise Hill Resources Ltd.	302,769	8,260,668	0.6%
#	Yamana Gold, Inc.	3,971,672	21,919,709	1.6%
#	Yamana Gold, Inc.	588,814	3,244,365	0.2%
	Other Securities		186,756,539	14.0%

TOTAL MATERIALS			369,072,771	27.5%

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,141,256	0.7%
#	Tricon Residential, Inc.	1,181,106	17,091,628	1.3%
	Other Securities		16,758,905	1.2%

TOTAL REAL ESTATE			42,991,789	3.2%

UTILITIES — (7.1%)
	Atco Ltd., Class I	394,442	14,053,330	1.1%
#	Boralex, Inc., Class A	450,304	13,498,780	1.0%
#	Brookfield Infrastructure Corp., Class A	214,895	15,247,483	1.1%
	Capital Power Corp.	724,520	23,811,337	1.8%
#	Innergex Renewable Energy, Inc.	735,133	9,842,592	0.7%
	TransAlta Corp.	1,758,255	18,860,198	1.4%

178

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$17,239,700	1.3%

TOTAL UTILITIES		112,553,420	8.4%

TOTAL COMMON STOCKS		1,337,849,731	99.7%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		30,898	0.0%

TOTAL RIGHTS/WARRANTS		30,898	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,062,996,162)		1,337,880,629

		Value†
SECURITIES LENDING COLLATERAL — (15.8%)
@§ The DFA Short Term Investment Fund	21,743,347	251,505,294	18.8%

TOTAL INVESTMENTS — (100.0%) (Cost $1,314,498,672)		$1,589,385,923	118.5%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,525,488	—	—	$17,525,488
Consumer Discretionary	71,192,148	—	—	71,192,148
Consumer Staples	63,255,685	—	—	63,255,685
Energy	335,851,644	—	—	335,851,644
Financials	123,371,697	—	—	123,371,697
Health Care	20,512,192	$601,114	—	21,113,306
Industrials	149,206,503	—	—	149,206,503
Information Technology	31,715,280	—	—	31,715,280
Materials	369,072,771	—	—	369,072,771
Real Estate	42,991,789	—	—	42,991,789
Utilities	112,553,420	—	—	112,553,420
Rights/Warrants
Energy	—	30,898	—	30,898
Securities Lending Collateral	—	251,505,294	—	251,505,294

TOTAL	$1,337,248,617	$252,137,306	—	$1,589,385,923

See accompanying Notes to Financial Statements.

179

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.8%)
	BRAZIL — (4.0%)
	Petroleo Brasileiro SA	2,733,556	$18,489,287	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	1,074,998	13,190,226	0.3%
	Vale SA	2,635,313	44,396,724	0.9%
	Other Securities		126,817,759	2.4%

	TOTAL BRAZIL		202,893,996	4.0%

	CHILE — (0.5%)
	Other Securities		25,679,318	0.5%

	CHINA — (26.6%)
*	Alibaba Group Holding Ltd.	714,100	8,710,362	0.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	82,951,560	1.7%
	Bank of China Ltd., Class H	43,912,181	17,230,369	0.4%
	China Construction Bank Corp., Class H	57,039,590	40,634,947	0.8%
	China Merchants Bank Co. Ltd., Class H	2,789,554	16,813,324	0.4%
	China National Building Material Co. Ltd., Class H	10,930,000	14,545,771	0.3%
	China Overseas Land & Investment Ltd.	5,735,000	17,717,008	0.4%
	China Resources Land Ltd.	4,798,666	21,431,862	0.4%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	18,550,872	0.4%
*	JD.com, Inc., Class A	426,721	13,304,536	0.3%
	Kweichow Moutai Co. Ltd., Class A	55,993	15,503,206	0.3%
*Ω	Meituan, Class B	1,133,000	24,276,106	0.5%
	NetEase, Inc., ADR	193,704	18,465,802	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	30,718,665	0.6%
	Tencent Holdings Ltd.	3,556,400	167,594,942	3.3%
*Ω	Xiaomi Corp., Class B	14,646,400	22,296,774	0.5%
	Yum China Holdings, Inc.	486,087	20,318,437	0.4%
	Other Securities		797,037,905	15.5%

	TOTAL CHINA		1,348,102,448	26.8%

	COLOMBIA — (0.2%)
	Other Securities		9,540,573	0.2%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,864,572	0.2%

	EGYPT — (0.1%)
	Other Securities		2,338,710	0.1%

	GREECE — (0.3%)
	Other Securities		15,140,198	0.3%

	HONG KONG — (0.0%)
	Other Security		14,571	0.0%

	HUNGARY — (0.3%)
	Other Securities		13,143,473	0.3%

	INDIA — (15.3%)
*	Axis Bank Ltd.	1,712,310	16,172,175	0.3%

180

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Bharti Airtel Ltd.	1,493,167	$14,340,095	0.3%
HDFC Bank Ltd.	1,512,827	27,070,773	0.5%
Hindalco Industries Ltd.	2,222,008	13,855,144	0.3%
Hindustan Unilever Ltd.	489,606	14,289,465	0.3%
Housing Development Finance Corp. Ltd.	698,934	20,141,183	0.4%
ICICI Bank Ltd.	1,390,129	13,358,901	0.3%
Infosys Ltd.	1,779,532	36,076,450	0.7%
JSW Steel Ltd.	1,441,825	13,553,598	0.3%
Reliance Industries Ltd.	1,478,942	53,767,136	1.1%
Tata Consultancy Services Ltd.	572,990	26,417,833	0.5%
Tata Steel Ltd.	1,167,525	19,153,937	0.4%
Other Securities		506,478,615	10.0%

TOTAL INDIA		774,675,305	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	32,282,500	18,106,338	0.4%
Other Securities		88,915,461	1.7%

TOTAL INDONESIA		107,021,799	2.1%

MALAYSIA — (1.6%)
Other Securities		82,584,296	1.6%

MEXICO — (2.2%)
America Movil SAB de CV	20,743,100	20,228,245	0.4%
Other Securities		91,591,195	1.8%

TOTAL MEXICO		111,819,440	2.2%

PERU — (0.1%)
Other Securities		6,540,713	0.1%

PHILIPPINES — (0.8%)
Other Securities		40,313,538	0.8%

POLAND — (0.7%)
Other Securities		36,712,092	0.7%

QATAR — (0.9%)
Qatar National Bank QPSC	2,466,222	15,729,544	0.3%
Other Securities		28,264,369	0.6%

TOTAL QATAR		43,993,913	0.9%

SAUDI ARABIA — (4.4%)
Al Rajhi Bank	678,193	31,770,718	0.6%
Saudi Basic Industries Corp.	442,004	15,311,750	0.3%
Saudi National Bank	1,091,357	22,874,637	0.5%
Other Securities		155,464,779	3.1%

TOTAL SAUDI ARABIA		225,421,884	4.5%

SOUTH AFRICA — (4.0%)
MTN Group Ltd.	2,050,540	21,748,016	0.4%
#* Sasol Ltd., Sponsored ADR	620,870	15,062,306	0.3%

181

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$166,602,055	3.4%

TOTAL SOUTH AFRICA		203,412,377	4.1%

SOUTH KOREA — (12.5%)
LG Electronics, Inc.	157,679	14,280,524	0.3%
Samsung Electronics Co. Ltd.	3,140,501	167,368,431	3.3%
SK Hynix, Inc.	372,004	32,598,002	0.7%
Other Securities		419,157,540	8.3%

TOTAL SOUTH KOREA		633,404,497	12.6%

TAIWAN — (17.1%)
# China Steel Corp.	11,906,932	14,423,692	0.3%
CTBC Financial Holding Co. Ltd.	16,703,175	16,429,559	0.3%
# Delta Electronics, Inc.	1,704,486	14,228,342	0.3%
Hon Hai Precision Industry Co. Ltd.	5,794,322	19,851,806	0.4%
MediaTek, Inc.	799,995	22,054,245	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	234,564,591	4.7%
# United Microelectronics Corp.	9,015,000	14,321,128	0.3%
Other Securities		530,794,407	10.5%

TOTAL TAIWAN		866,667,770	17.2%

THAILAND — (2.2%)
Other Securities		113,693,619	2.3%

TURKEY — (0.5%)
Other Securities		26,342,292	0.5%

UNITED ARAB EMIRATES — (1.2%)
Emirates Telecommunications Group Co. PJSC	1,557,870	14,900,654	0.3%
Other Securities		47,434,127	0.9%

TOTAL UNITED ARAB EMIRATES		62,334,781	1.2%

UNITED STATES — (0.0%)
Other Security		1,602,896	0.0%

TOTAL COMMON STOCKS		4,962,259,071	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Other Securities		44,163,030	0.9%

CHILE — (0.0%)
Other Security		887,137	0.0%

COLOMBIA — (0.0%)
Other Securities		1,840,599	0.0%

SOUTH KOREA — (0.0%)
Other Security		84,571	0.0%

182

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$359,906	0.0%

TOTAL PREFERRED STOCKS		47,335,243	0.9%

RIGHTS/WARRANTS — (0.0%)
PHILIPPINES — (0.0%)
Other Security		95	0.0%

SOUTH KOREA — (0.0%)
Other Security		22,707	0.0%

THAILAND — (0.0%)
Other Securities		2,573	0.0%

TOTAL RIGHTS/WARRANTS		25,375	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,183,282,795)		5,009,619,689

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	5,810,913	67,214,830	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $3,250,497,307)		$5,076,834,519	100.9%

As of April 30, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$34,172,679	$34,365,500	$192,821

Total Futures Contracts			$34,172,679	$34,365,500	$192,821

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,893,996	—	—	$202,893,996
Chile	12,779,847	$12,899,471	—	25,679,318
China	206,663,795	1,140,791,590	$647,063	1,348,102,448
Colombia	9,540,573	—	—	9,540,573
Czech Republic	—	8,864,572	—	8,864,572
Egypt	2,305	2,336,405	—	2,338,710
Greece	—	15,128,218	11,980	15,140,198
Hong Kong	—	14,571	—	14,571
Hungary	—	13,143,473	—	13,143,473
India	28,925,610	745,749,695	—	774,675,305

183

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Indonesia	—	$107,021,799	—		$107,021,799
Malaysia	—	82,584,296	—		82,584,296
Mexico	$111,819,440	—	—		111,819,440
Peru	6,540,713	—	—		6,540,713
Philippines	1,235,319	39,078,219	—		40,313,538
Poland	—	36,712,092	—		36,712,092
Qatar	—	43,993,913	—		43,993,913
Saudi Arabia	—	225,421,884	—		225,421,884
South Africa	38,626,435	164,785,942	—		203,412,377
South Korea	7,069,964	626,334,533	—		633,404,497
Taiwan	5,666,386	860,994,345	$7,039		866,667,770
Thailand	111,360,962	2,332,657	—		113,693,619
Turkey	851,217	25,491,075	—		26,342,292
United Arab Emirates	—	62,334,781	—		62,334,781
United States	1,602,896	—	—		1,602,896
Preferred Stocks
Brazil	44,163,030	—	—		44,163,030
Chile	—	887,137	—		887,137
Colombia	1,840,599	—	—		1,840,599
South Korea	—	84,571	—		84,571
Taiwan	—	359,906	—		359,906
Rights/Warrants
Philippines	—	95	—		95
South Korea	—	22,707	—		22,707
Thailand	—	2,573	—		2,573
Securities Lending Collateral	—	67,214,830	—		67,214,830
Futures Contracts**	192,821	—	—		192,821

TOTAL	$791,775,908	$4,284,585,350	$666,082	^	$5,077,027,340

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

184

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
BRAZIL — (4.5%)
	Cia de Locacao das Americas	1,789,285	$8,526,695	0.2%
*	Petro Rio SA	2,136,021	11,535,667	0.3%
	Sao Martinho SA	848,376	7,963,901	0.2%
	TOTVS SA	1,646,258	10,645,511	0.3%
	Transmissora Alianca de Energia Eletrica SA	1,387,823	12,345,686	0.3%
	Other Securities		151,955,382	3.3%

TOTAL BRAZIL			202,972,842	4.6%

CHILE — (0.6%)
	Other Securities		25,528,112	0.6%

CHINA — (23.6%)
#*	51job, Inc., ADR	107,785	6,558,717	0.2%
	China Conch Venture Holdings Ltd.	2,833,500	7,357,953	0.2%
	China Everbright Environment Group Ltd.	14,556,000	8,543,968	0.2%
	China Medical System Holdings Ltd.	5,444,500	7,795,144	0.2%
	China Meidong Auto Holdings Ltd.	2,234,000	7,352,930	0.2%
	China Merchants Port Holdings Co. Ltd.	4,340,000	7,576,755	0.2%
	China Power International Development Ltd.	16,420,333	7,939,489	0.2%
	China Resources Cement Holdings Ltd.	9,938,000	8,245,921	0.2%
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	7,357,140	0.2%
	Chinasoft International Ltd.	9,800,000	7,929,579	0.2%
#*	GCL Technology Holdings Ltd.	58,918,000	18,611,541	0.4%
	Hengan International Group Co. Ltd.	2,283,500	10,791,415	0.3%
*Ω	Hua Hong Semiconductor Ltd.	1,857,000	7,211,230	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	8,073,809	0.2%
	Kingboard Holdings Ltd.	2,687,921	12,101,335	0.3%
	Kingsoft Corp. Ltd.	3,235,800	9,710,660	0.2%
	Kunlun Energy Co. Ltd.	12,400,000	10,290,595	0.3%
	Minth Group Ltd.	3,043,000	7,169,932	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,234,400	6,641,806	0.2%
	Sinopharm Group Co. Ltd., Class H	3,968,800	9,132,914	0.2%
*	Vipshop Holdings Ltd., ADR	1,202,127	9,208,293	0.2%
#	Xtep International Holdings Ltd.	5,152,141	7,495,417	0.2%
Ω	Yadea Group Holdings Ltd.	4,728,000	7,126,492	0.2%
	Other Securities		859,151,173	18.9%

TOTAL CHINA			1,059,374,208	24.0%

COLOMBIA — (0.2%)
	Other Securities		6,861,226	0.2%

GREECE — (0.3%)
	Other Securities		15,228,543	0.3%

HONG KONG — (0.0%)
	Other Securities		204,821	0.0%

HUNGARY — (0.1%)
	Other Securities		2,973,615	0.1%

185

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (16.5%)
*	Adani Transmission Ltd.	275,811	$9,936,284	0.2%
	Atul Ltd.	56,299	6,514,998	0.2%
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	8,289,894	0.2%
	Federal Bank Ltd.	5,370,459	6,683,498	0.2%
	Indian Hotels Co. Ltd.	2,698,770	8,924,080	0.2%
	Persistent Systems Ltd.	220,788	12,384,115	0.3%
	Tata Elxsi Ltd.	97,195	9,727,233	0.2%
	Tata Power Co. Ltd.	2,644,678	8,286,331	0.2%
	Tube Investments of India Ltd.	425,653	10,341,778	0.2%
	Zee Entertainment Enterprises Ltd.	2,035,315	6,529,369	0.2%
	Other Securities		652,699,627	14.7%

	TOTAL INDIA		740,317,207	16.8%

	INDONESIA — (1.9%)
	Other Securities		84,491,949	1.9%

	MALAYSIA — (1.5%)
	Other Securities		67,555,815	1.5%

	MEXICO — (2.6%)
#Ω	Banco del Bajio SA	2,633,012	6,477,211	0.2%
*	Grupo Simec SAB de CV, Class B	959,651	9,499,400	0.2%
*	Industrias CH SAB de CV, Class B	1,828,929	18,821,213	0.4%
	Other Securities		80,035,841	1.8%

	TOTAL MEXICO		114,833,665	2.6%

	PHILIPPINES — (1.0%)
	Other Securities		45,363,121	1.0%

	POLAND — (1.0%)
#	Grupa Kety SA	55,668	8,058,846	0.2%
	Other Securities		35,406,681	0.8%

	TOTAL POLAND		43,465,527	1.0%

	QATAR — (0.7%)
	Other Securities		29,154,527	0.7%

	SAUDI ARABIA — (2.9%)
	Other Securities		130,408,058	3.0%

	SOUTH AFRICA — (4.0%)
	Foschini Group Ltd.	934,267	8,185,367	0.2%
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	6,656,258	0.2%
	Mr Price Group Ltd.	493,603	6,690,367	0.2%
#	SPAR Group Ltd.	617,202	6,474,117	0.2%
#	Woolworths Holdings Ltd.	2,635,429	9,865,836	0.2%
	Other Securities		140,335,970	3.0%

	TOTAL SOUTH AFRICA		178,207,915	4.0%

	SOUTH KOREA — (14.7%)
	Other Securities		661,751,332	15.0%

186

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (16.6%)
# TA Chen Stainless Pipe	6,855,945	$10,139,976	0.2%
Taichung Commercial Bank Co. Ltd.	16,476,089	8,299,544	0.2%
Other Securities		727,036,499	16.5%

TOTAL TAIWAN		745,476,019	16.9%

THAILAND — (3.1%)
Other Securities		139,572,888	3.2%

TURKEY — (0.6%)
Other Securities		28,571,382	0.6%

UNITED ARAB EMIRATES — (0.7%)
Abu Dhabi Islamic Bank PJSC	2,858,039	6,807,305	0.2%
Other Securities		26,632,434	0.6%

TOTAL UNITED ARAB EMIRATES		33,439,739	0.8%

UNITED KINGDOM — (0.0%)
Other Security		89,080	0.0%

TOTAL COMMON STOCKS		4,355,841,591	98.8%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		26,723,887	0.6%

CHILE — (0.0%)
Other Securities		707,265	0.0%

PHILIPPINES — (0.0%)
Other Security		562,330	0.0%

THAILAND — (0.0%)
Other Security		1,534,063	0.1%

TOTAL PREFERRED STOCKS		29,527,545	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		75	0.0%

HONG KONG — (0.0%)
Other Securities		26,990	0.0%

INDIA — (0.0%)
Other Security		577	0.0%

MALAYSIA — (0.0%)
Other Securities		20,432	0.0%

PHILIPPINES — (0.0%)
Other Security		98,270	0.0%

SAUDI ARABIA — (0.0%)
Other Security		11,261	0.0%

187

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$243,844	0.0%

TURKEY — (0.0%)
Other Security		30,569	0.0%

TOTAL RIGHTS/WARRANTS		432,018	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,779,834,442)		4,385,801,154

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	8,758,459	101,309,094	2.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,881,129,989)		$4,487,110,248	101.8%

As of April 30, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	594	06/17/22	$31,610,149	$31,404,780	$(205,369)

Total Futures Contracts			$31,610,149	$31,404,780	$(205,369)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$201,787,024	$1,185,818	—	$202,972,842
Chile	1,441,435	24,086,677	—	25,528,112
China	58,521,736	995,571,340	$5,281,132	1,059,374,208
Colombia	6,329,027	532,199	—	6,861,226
Greece	—	15,228,543	—	15,228,543
Hong Kong	—	140,392	64,429	204,821
Hungary	—	2,973,615	—	2,973,615
India	806,356	739,500,230	10,621	740,317,207
Indonesia	227,373	83,780,323	484,253	84,491,949
Malaysia	—	67,371,947	183,868	67,555,815
Mexico	108,923,993	5,891,945	17,727	114,833,665
Philippines	—	45,356,977	6,144	45,363,121
Poland	—	43,465,527	—	43,465,527
Qatar	—	29,154,527	—	29,154,527
Saudi Arabia	629,016	129,779,042	—	130,408,058
South Africa	6,958,564	171,249,351	—	178,207,915
South Korea	—	660,748,268	1,003,064	661,751,332
Taiwan	—	745,340,267	135,752	745,476,019
Thailand	136,780,290	2,786,744	5,854	139,572,888

188

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Turkey	—	$28,571,382	—		$28,571,382
United Arab Emirates	—	33,439,739	—		33,439,739
United Kingdom	—	89,080	—		89,080
Preferred Stocks
Brazil	$26,611,455	112,432	—		26,723,887
Chile	—	707,265	—		707,265
Philippines	—	562,330	—		562,330
Thailand	1,534,063	—	—		1,534,063
Rights/Warrants
Brazil	—	75	—		75
Hong Kong	—	26,990	—		26,990
India	—	577	—		577
Malaysia	—	20,432	—		20,432
Philippines	—	98,270	—		98,270
Saudi Arabia	—	11,261	—		11,261
Thailand	—	243,844	—		243,844
Turkey	—	30,569	—		30,569
Securities Lending Collateral	—	101,309,094	—		101,309,094
Futures Contracts**	(205,369)	—	—		(205,369)

TOTAL	$550,344,963	$3,929,367,072	$7,192,844	^	$4,486,904,879

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

189

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $771,105, $196,222, $127,460 and $14,707 of securities on loan, respectively)	$11,671,527	$2,693,256	$1,604,961	$1,470,524
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $803,861, $59,142, $23,416 and $16,240, respectively)	803,847	59,144	23,417	16,241
Segregated Cash for Futures Contracts	7,347	—	—	—
Foreign Currencies at Value	16,337	927	915	1,397
Cash	123,476	2,249	3,641	16
Receivables:
Investment Securities Sold	4,595	1,461	13,674	1,605
Dividends, Interest and Tax Reclaims	102,711	36,898	4,226	10,939
Securities Lending Income	1,048	148	387	7
Unrealized Gain on Foreign Currency Contracts	17	—	—	—
Prepaid Expenses and Other Assets	16	4	2	4

Total Assets	12,730,921	2,794,087	1,651,223	1,500,733

LIABILITIES:
Payables:
Upon Return of Securities Loaned	803,751	59,198	23,430	16,247
Investment Securities Purchased	2,284	268	7,257	1,358
Due to Advisor	2,029	232	140	129
Futures Margin Variation	5,704	—	—	—
Unrealized Loss on Foreign Currency Contracts	2	—	27	—
Accrued Expenses and Other Liabilities	799	357	173	142

Total Liabilities	814,569	60,055	31,027	17,876

NET ASSETS	$11,916,352	$2,734,032	$1,620,196	$1,482,857

Investment Securities at Cost	$10,761,379	$2,848,640	$1,635,619	$1,394,633

Foreign Currencies at Cost	$16,566	$938	$923	$1,401

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

190

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $353,630, $223,734, $207,756 and $502,369 of securities on loan, respectively)	$5,328,647	$1,337,881	$5,009,620	$4,385,801
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $372,579, $251,503, $67,215 and $101,296, respectively)	372,605	251,505	67,215	101,309
Segregated Cash for Futures Contracts	—	—	2,049	1,873
Foreign Currencies at Value	3,862	1,866	2,842	18,400
Cash	6,147	3,008	—	9,742
Receivables:
Investment Securities Sold	1,588	—	176,175	20,168
Dividends, Interest and Tax Reclaims	31,241	1,088	12,110	8,290
Securities Lending Income	701	147	344	1,574
Futures Margin Variation	—	—	153	140
Unrealized Gain on Foreign Currency Contracts	1	—	4	—
Prepaid Expenses and Other Assets	9	2	7	6

Total Assets	5,744,801	1,595,497	5,270,519	4,547,303

LIABILITIES:
Payables:
Due to Custodian	—	—	236	—
Upon Return of Securities Loaned	372,706	251,564	67,263	101,297
Investment Securities Purchased	3,650	2,011	—	—
Due to Advisor	461	117	446	765
Line of Credit	—	—	126,203	—
Unrealized Loss on Foreign Currency Contracts	—	—	247	—
Deferred Taxes Payable	—	—	41,978	34,160
Accrued Expenses and Other Liabilities	478	104	1,137	1,563

Total Liabilities	377,295	253,796	237,510	137,785

NET ASSETS	$5,367,506	$1,341,701	$5,033,009	$4,409,518

Investment Securities at Cost	$4,490,026	$1,062,996	$3,183,282	$3,779,834

Foreign Currencies at Cost	$3,930	$1,866	$2,827	$18,352

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

191

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,690, $5,113, $545 and $125, respectively)	$261,339	$45,858	$27,073	$33,914
Income from Securities Lending	2,222	812	2,320	41

Total Investment Income	263,561	46,670	29,393	33,955

Expenses
Investment Management Fees	12,132	1,558	856	855
Accounting & Transfer Agent Fees	17	6	4	4
Custodian Fees	433	213	132	50
Shareholders’ Reports	9	8	8	8
Directors’/Trustees’ Fees & Expenses	(55)	(13)	(7)	(8)
Professional Fees	101	22	11	12
Other	190	53	30	31

Total Expenses	12,827	1,847	1,034	952

Fees Paid Indirectly (Note C)	7	2	—	—

Net Expenses	12,820	1,845	1,034	952

Net Investment Income (Loss)	250,741	44,825	28,359	33,003

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	229,417	28,774	56,601	(16,822)
Affiliated Investment Companies Shares Sold	78	(11)	(9)	(3)
Futures	6,138	—	349	—
Foreign Currency Transactions	(2,871)	(1,029)	364	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	(657,156)	(246,537)	(349,674)
Affiliated Investment Companies Shares	(100)	(11)	(4)	(3)
Futures	(11,791)	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,657)	(2,007)	(126)	(369)

Net Realized and Unrealized Gain (Loss)	(792,074)	(631,440)	(189,362)	(366,871)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(541,333)	$(586,615)	$(161,003)	$(333,868)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

192

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,137, $3,425, $7,128 and $6,003, respectively)	$62,586	$27,444	$65,470	$39,872
Income from Securities Lending	2,907	891	2,201	9,610

Total Investment Income	65,493	28,335	67,671	49,482

Expenses
Investment Management Fees	3,011	701	2,912	4,874
Accounting & Transfer Agent Fees	9	2	10	9
Custodian Fees	413	39	1,150	1,300
Shareholders’ Reports	8	8	8	8
Directors’/Trustees’ Fees & Expenses	(29)	(6)	(25)	(21)
Professional Fees	52	14	64	80
Other	98	19	120	117

Total Expenses	3,562	777	4,239	6,367

Fees Paid Indirectly (Note C)	1	—	(2)	—

Net Expenses	3,561	777	4,241	6,367

Net Investment Income (Loss)	61,932	27,558	63,430	43,115

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	80,712	74,324	135,520	123,146
Affiliated Investment Companies Shares Sold	(49)	(44)	(22)	(22)
Futures	—	(287)	(10,174)	(6,344)
Foreign Currency Transactions	(1,304)	159	565	512
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,130,237)	(104,141)	(750,276)	(563,307)
Affiliated Investment Companies Shares	(2)	(14)	(13)	(2)
Futures	—	—	1,145	(259)
Translation of Foreign Currency-Denominated Amounts	(1,794)	(9)	(106)	111

Net Realized and Unrealized Gain (Loss)	(1,052,674)	(30,012)	(623,361)	(446,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(990,742)	$(2,454)	$(559,931)	$(403,050)

**	Net of foreign capital gain taxes withheld of $0, $0, $2,919 and $4,592, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

193

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$250,741	$420,963	$44,825	$67,580	$28,359	$62,661
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	229,417	468,390	28,774	106,212	56,601	188,465
Affiliated Investment Companies Shares Sold	78	(27)	(11)	4	(9)	(3)
Futures	6,138	29,155	—	—	349	—
Foreign Currency Transactions	(2,871)	4,495	(1,029)	(32)	364	(238)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	3,710,810	(657,156)	204,124	(246,537)	322,334
Affiliated Investment Companies Shares	(100)	(30)	(11)	(6)	(4)	(1)
Futures	(11,791)	5,251	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	(4,657)	(1,694)	(2,007)	(657)	(126)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	(541,333)	4,637,313	(586,615)	377,225	(161,003)	573,226

Transactions in Interest:
Contributions	904,496	152,792	43,491	441,236	26,691	105,831
Withdrawals	(744,304)	(1,974,162)	(138,988)	(345,470)	(68,459)	(383,104)

Net Increase (Decrease) from Transactions in Interest	160,192	(1,821,370)	(95,497)	95,766	(41,768)	(277,273)

Total Increase (Decrease) in Net Assets	(381,141)	2,815,943	(682,112)	472,991	(202,771)	295,953
Net Assets
Beginning of Period	12,297,493	9,481,550	3,416,144	2,943,153	1,822,967	1,527,014

End of Period	$11,916,352	$12,297,493	$2,734,032	$3,416,144	$1,620,196	$1,822,967

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

194

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$33,003	$43,588	$61,932	$125,991	$27,558	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,822)	99,258	80,712	392,015	74,324	167,819
Affiliated Investment Companies Shares Sold	(3)	1	(49)	2	(44)	(11)
Futures	—	(120)	—	—	(287)	42
Foreign Currency Transactions	—	291	(1,304)	(1,344)	159	445
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(349,674)	602,698	(1,130,237)	1,753,296	(104,141)	390,372
Affiliated Investment Companies Shares	(3)	(3)	(2)	(21)	(14)	(6)
Translation of Foreign Currency-Denominated Amounts	(369)	25	(1,794)	(445)	(9)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(333,868)	745,738	(990,742)	2,269,494	(2,454)	583,578

Transactions in Interest:
Contributions	18,595	46,399	175,499	513,046	6,469	164,451
Withdrawals	(99,146)	(370,643)	(356,356)	(845,380)	(113,722)	(267,504)

Net Increase (Decrease) from Transactions in Interest	(80,551)	(324,244)	(180,857)	(332,334)	(107,253)	(103,053)

Total Increase (Decrease) in Net Assets	(414,419)	421,494	(1,171,599)	1,937,160	(109,707)	480,525
Net Assets
Beginning of Period	1,897,276	1,475,782	6,539,105	4,601,945	1,451,408	970,883

End of Period	$1,482,857	$1,897,276	$5,367,506	$6,539,105	$1,341,701	$1,451,408

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

195

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,430	$157,220	$43,115	$134,168
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	135,520	399,802	123,146	591,471
Affiliated Investment Companies Shares Sold	(22)	—	(22)	(4)
Futures	(10,174)	13,167	(6,344)	5,812
Foreign Currency Transactions	565	(3,699)	512	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(750,276)	694,801	(563,307)	925,173
Affiliated Investment Companies Shares	(13)	(10)	(2)	(6)
Futures	1,145	(990)	(259)	(191)
Translation of Foreign Currency-Denominated Amounts	(106)	(9)	111	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,931)	1,260,282	(403,050)	1,652,623

Transactions in Interest:
Contributions	198,611	553,796	188,768	95,865
Withdrawals	(915,001)	(1,229,073)	(504,919)	(1,526,723)

Net Increase (Decrease) from Transactions in Interest	(716,390)	(675,277)	(316,151)	(1,430,858)

Total Increase (Decrease) in Net Assets	(1,276,321)	585,005	(719,201)	221,765
Net Assets
Beginning of Period	6,309,330	5,724,325	5,128,719	4,906,954

End of Period	$5,033,009	$6,309,330	$4,409,518	$5,128,719

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,919 and $4,592, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.

See accompanying Notes to Financial Statements.

196

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(4.38	%)(B)	51.09%	(18.68%)	3.60%	(8.10%)	26.53%	(17.54	%)(B)	13.08%	(1.93%)	4.47%	(7.46%)	27.10%

Net Assets, End of Period (thousands)	$11,916,352		$12,297,493	$9,481,550	$12,420,850	$12,153,340	$12,732,150	$2,734,032		$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.21%	0.21%	0.22%	0.22%	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.13	%(C)	3.50%	2.77%	3.92%	3.21%	3.33%	2.88	%(C)	2.11%	2.13%	2.32%	1.90%	1.90%
Portfolio Turnover Rate	6	%(B)	9%	12%	16%	20%	17%	4	%(B)	11%	5%	12%	17%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

197

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(8.88	%)(B)	38.31%	0.14%	5.27%	(8.14%)	16.21%	(18.00	%)(B)	51.93%	(14.87%)	10.67%	(8.90%)	29.87%

Net Assets, End of Period (thousands)	$1,620,196		$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,482,857		$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.31	%(C)	3.42%	4.21%	4.11%	3.96%	3.82%	3.86	%(C)	2.27%	2.38%	3.43%	3.23%	3.40%
Portfolio Turnover Rate	11	%(B)	19%	18%	18%	18%	14%	6	%(B)	12%	9%	18%	14%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

198

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(15.31	%)(B)	51.24%	(2.23%)	8.43%	(10.78%)	34.27%	(0.23	%)(B)	59.72%	6.02%	1.00%	(10.44%)	12.10%

Net Assets, End of Period (thousands)	$5,367,506		$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$1,341,701		$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.06	%(C)	2.11%	2.15%	2.74%	2.51%	2.33%	3.93	%(C)	1.90%	2.08%	2.37%	2.11%	2.14%
Portfolio Turnover Rate	5	%(B)	17%	8%	17%	15%	13%	7	%(B)	27%	18%	12%	14%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

199

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(9.32	%)(B)	22.22%	2.67%	11.40%	(11.83%)	25.26%	(8.15	%)(B)	36.03%	1.25%	13.47%	(16.06%)	21.55%

Net Assets, End of Period (thousands)	$5,033,009		$6,309,330	$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,409,518		$5,128,719	$4,906,954	$6,430,367	$6,306,302	$7,253,457
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.13%	0.14%	0.14%	0.15%	0.26	%(C)	0.27%	0.25%	0.24%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.15%	0.14%	0.15%	0.26	%(C)	0.27%	0.26%	0.25%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.18	%(C)	2.42%	2.38%	3.04%	2.40%	2.23%	1.77	%(C)	2.47%	2.64%	2.90%	2.77%	2.78%
Portfolio Turnover Rate	3	%(B)	19%	22%	9%	12%	8%	5	%(B)	16%	18%	12%	12%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

200

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

201

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

202

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

203

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$7
The Japanese Small Company Series	2
The Continental Small Company Series	1
The Emerging Markets Series	(2)

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amounts paid by the Trust to the CCO were $9 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$191
The Japanese Small Company Series	49
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	31
The Continental Small Company Series	57
The Canadian Small Company Series	14
The Emerging Markets Series	84
The Emerging Markets Small Cap Series	72

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,086,382	$730,444
The Japanese Small Company Series	$131,173	$198,204
The Asia Pacific Small Company Series	$201,395	$191,866
The United Kingdom Small Company Series	$96,579	$133,757
The Continental Small Company Series	$277,560	$404,980
The Canadian Small Company Series	$102,260	$172,508
The Emerging Markets Series	$188,976	$861,826
The Emerging Markets Small Cap Series	$235,915	$538,168

There were no purchases or sales of long-term U.S. government securities.

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For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

Total	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$201,942	$204,266	$(11)	$(11)	$59,144	5,113	$46	—

Total	$61,490	$201,942	$204,266	$(11)	$(11)	$59,144	5,113	$46	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$40,607	$76,095	$93,272	$(9)	$(4)	$23,417	2,025	$25	—

Total	$40,607	$76,095	$93,272	$(9)	$(4)	$23,417	2,025	$25	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$15,631	$53,228	$52,612	$(3)	$(3)	$16,241	1,404	$13	—

Total	$15,631	$53,228	$52,612	$(3)	$(3)	$16,241	1,404	$13	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$699,040	$623,655	$(49)	$(2)	$372,605	32,213	$244	—

Total	$297,271	$699,040	$623,655	$(49)	$(2)	$372,605	32,213	$244	—

The Canadian Small Company
Series
The DFA Short Term Investment Fund	$276,415	$406,705	$431,557	$(44)	$(14)	$251,505	21,743	$174	—

Total	$276,415	$406,705	$431,557	$(44)	$(14)	$251,505	21,743	$174	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

Total	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$143,180	$227,087	$268,934	$(22)	$(2)	$101,309	8,758	$80	—

Total	$143,180	$227,087	$268,934	$(22)	$(2)	$101,309	8,758	$80	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,637,071	$2,204,454	$(1,294,320)	$910,134
The Japanese Small Company Series	2,997,056	436,954	(592,336)	(155,382)
The Asia Pacific Small Company Series	1,700,696	340,740	(371,397)	(30,657)
The United Kingdom Small Company Series	1,434,044	359,094	(283,203)	75,891
The Continental Small Company Series	4,914,032	1,591,649	(753,001)	838,648
The Canadian Small Company Series	1,344,314	377,602	(102,715)	274,887
The Emerging Markets Series	3,279,643	2,242,706	(416,662)	1,826,044
The Emerging Markets Small Cap Series	4,001,951	1,458,519	(852,547)	605,972

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$124,540
The Asia Pacific Small Company Series	2,461
The Canadian Small Company Series	1,363
The Emerging Markets Series	33,723

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Futures*
The Emerging Markets Small Cap Series	$40,494

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
The Emerging Markets Series	$193	$193

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(2)
The DFA International Value Series	$(8,776)	$(8,776)
The Emerging Markets Small Cap Series	(205)	(205)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$6,138	$6,138
The Asia Pacific Small Company Series	349	349	*
The Canadian Small Company Series	(287)	(287	)*
The Emerging Markets Series	(10,174)	(10,174)
The Emerging Markets Small Cap Series	(6,344)	(6,344)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(11,791)	$(11,791)
The Emerging Markets Series	1,145	1,145
The Emerging Markets Small Cap Series	(259)	(259)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

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(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	0.83%	$7,701	10	$2	$34,971	—
The Japanese Small Company Series	0.88%	173	5	—	374	—
The Asia Pacific Small Company Series	0.89%	216	18	—	837	—
The United Kingdom Small Company Series	0.91%	1,018	24	1	3,521	—
The Continental Small Company Series	0.90%	254	11	—	736	—
The Canadian Small Company Series	0.89%	93	13	—	428	—
The Emerging Markets Series	0.83%	8,887	10	2	16,316	—
The Emerging Markets Small Cap Series	0.83%	4,395	2	—	8,774	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Series’ available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	Borrower	0.44%	$49,829	1	$1	$49,829	—
The Emerging Markets Series	Borrower	0.69%	132,838	4	10	147,127	$126,198

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Series’ utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$138,336	$21,363	$(1,206)
The Japanese Small Company Series	8,252	16,720	(2,284)
The Asia Pacific Small Company Series	6,165	12,438	3,084
The United Kingdom Small Company Series	10,086	14,721	2,977
The Continental Small Company Series	9,141	27,622	9,983
The Canadian Small Company Series	6,283	32,419	10,521
The Emerging Markets Series	496	1,813	316
The Emerging Markets Small Cap Series	94	3,705	(391)

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J. Securities Lending:

As of April 30, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$28,832
The Japanese Small Company Series	148,795
The Asia Pacific Small Company Series	113,284
The Continental Small Company Series	5,734
The Canadian Small Company Series	6,152
The Emerging Markets Series	151,366
The Emerging Markets Small Cap Series	444,341

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$803,751	—	—	—	$803,751
The Japanese Small Company Series
Common Stocks	59,198	—	—	—	59,198
The Asia Pacific Small Company Series
Common Stocks	23,430	—	—	—	23,430
The United Kingdom Small Company Series
Common Stocks	16,247	—	—	—	16,247
The Continental Small Company Series
Common Stocks, Rights/Warrants	372,706	—	—	—	372,706
The Canadian Small Company Series
Common Stocks, Rights/Warrants	251,564	—	—	—	251,564
The Emerging Markets Series
Common Stocks	67,263	—	—	—	67,263
The Emerging Markets Small Cap Series
Common Stocks	101,297	—	—	—	101,297

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain

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a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including each of the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

		For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.	Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2.	David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3.	George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4.	Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5.	Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6.	Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7.	Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8.	Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9.	Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner		1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

*	Results are for all series within DFAITC

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

215

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended April 30, 2022
EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$963.50	0.14%	$0.68
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

216

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.2%
Consumer Discretionary	8.4%
Consumer Staples	3.1%
Energy	10.7%
Financials	28.9%
Health Care	2.3%
Industrials	9.2%
Information Technology	11.2%
Materials	16.2%
Real Estate	5.2%
Utilities	1.6%

100.0%

217

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
BRAZIL — (4.4%)
Petroleo Brasileiro SA	10,301,883	$69,680,108	0.6%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	127,271,213	1.1%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	60,345,125	0.5%
Vale SA	7,820,890	131,757,392	1.1%
Other Securities		150,454,743	1.2%

TOTAL BRAZIL		539,508,581	4.5%

CHILE — (0.5%)
Other Securities		64,248,603	0.5%

CHINA — (27.3%)
* Alibaba Group Holding Ltd.	8,685,000	105,936,830	0.9%
* Baidu, Inc., Sponsored ADR	858,247	106,568,530	0.9%
Bank of China Ltd., Class H	271,691,817	106,607,098	0.9%
China Construction Bank Corp., Class H	437,755,101	311,856,299	2.6%
China Merchants Bank Co. Ltd., Class H	9,649,000	58,156,884	0.5%
China Overseas Land & Investment Ltd.	19,311,000	59,657,044	0.5%
# China Resources Land Ltd.	17,952,000	80,177,446	0.7%
China Shenhua Energy Co. Ltd., Class H	16,463,000	52,596,889	0.5%
Industrial & Commercial Bank of China Ltd., Class H	198,536,996	119,679,351	1.0%
PetroChina Co. Ltd., Class H	107,982,000	51,258,396	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	23,598,500	149,159,346	1.3%
* Trip.com Group Ltd., ADR	1,765,245	41,748,044	0.4%
Other Securities		2,088,394,370	16.9%

TOTAL CHINA		3,331,796,527	27.5%

COLOMBIA — (0.1%)
Other Securities		8,120,174	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		14,894,531	0.1%

GREECE — (0.3%)
Other Securities		33,786,219	0.3%

HONG KONG — (0.0%)
Other Securities		345,595	0.0%

HUNGARY — (0.2%)
Other Securities		28,413,411	0.2%

INDIA — (15.2%)
* Axis Bank Ltd.	9,124,030	86,173,301	0.7%
Hindalco Industries Ltd.	9,428,685	58,791,771	0.5%
Housing Development Finance Corp. Ltd.	1,427,059	41,123,563	0.4%
# ICICI Bank Ltd., Sponsored ADR	4,024,863	76,633,389	0.6%
JSW Steel Ltd.	4,827,498	45,379,964	0.4%
Larsen & Toubro Ltd.	2,229,024	49,122,941	0.4%
Mahindra & Mahindra Ltd.	3,949,734	47,416,347	0.4%
Reliance Industries Ltd.	11,865,020	431,354,404	3.6%

218

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Tata Motors Ltd.	8,275,763	$46,762,512	0.4%
Tata Steel Ltd.	2,485,153	40,770,397	0.4%
Other Securities		929,953,653	7.5%

TOTAL INDIA		1,853,482,242	15.3%

INDONESIA — (2.0%)
Other Securities		239,553,841	2.0%

MALAYSIA — (1.9%)
Other Securities		235,587,060	1.9%

MEXICO — (2.3%)
Grupo Mexico SAB de CV, Class B	9,127,735	42,756,974	0.4%
Other Securities		243,136,146	2.0%

TOTAL MEXICO		285,893,120	2.4%

PHILIPPINES — (1.0%)
Other Securities		117,479,057	1.0%

POLAND — (0.7%)
Other Securities		92,403,575	0.8%

QATAR — (0.5%)
Other Securities		57,862,179	0.5%

SAUDI ARABIA — (3.6%)
Riyad Bank	3,674,892	39,825,113	0.3%
Saudi Basic Industries Corp.	2,022,703	70,069,781	0.6%
Saudi National Bank	2,323,120	48,692,157	0.4%
Other Securities		276,603,999	2.3%

TOTAL SAUDI ARABIA		435,191,050	3.6%

SOUTH AFRICA — (4.2%)
Impala Platinum Holdings Ltd.	3,383,984	43,773,240	0.4%
MTN Group Ltd.	6,469,932	68,620,063	0.6%
* Sasol Ltd.	1,665,381	40,796,692	0.3%
Standard Bank Group Ltd.	4,458,510	47,249,087	0.4%
Other Securities		308,523,147	2.5%

TOTAL SOUTH AFRICA		508,962,229	4.2%

SOUTH KOREA — (12.7%)
Hana Financial Group, Inc.	1,199,113	44,519,107	0.4%
Hyundai Motor Co	370,785	53,796,343	0.5%
# KB Financial Group, Inc., ADR	2,179,881	100,100,135	0.8%
Kia Corp.	939,529	61,623,939	0.5%
# LG Electronics, Inc.	565,137	51,182,798	0.4%
POSCO Holdings, Inc., Sponsored ADR	903,713	51,249,564	0.4%
Samsung Electronics Co. Ltd.	2,650,847	141,273,034	1.2%
SK Hynix, Inc.	906,319	79,419,008	0.7%
Other Securities		970,902,186	7.9%

TOTAL SOUTH KOREA		1,554,066,114	12.8%

219

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (17.2%)
# Asustek Computer, Inc.	3,664,000	$44,071,750	0.4%
Cathay Financial Holding Co. Ltd.	37,255,459	78,331,907	0.7%
China Steel Corp.	58,452,320	70,807,344	0.6%
CTBC Financial Holding Co. Ltd.	80,071,073	78,759,419	0.7%
Fubon Financial Holding Co. Ltd.	33,386,173	83,829,889	0.7%
Hon Hai Precision Industry Co. Ltd.	39,997,192	137,033,559	1.2%
# United Microelectronics Corp.	30,424,681	48,332,307	0.4%
Other Securities		1,562,090,590	12.7%

TOTAL TAIWAN		2,103,256,765	17.4%

THAILAND — (2.1%)
PTT PCL	47,991,600	52,545,548	0.5%
Other Securities		202,231,256	1.6%

TOTAL THAILAND		254,776,804	2.1%

TURKEY — (0.6%)
Other Securities		74,491,634	0.6%

UNITED ARAB EMIRATES — (0.8%)
Other Securities		96,575,240	0.8%

UNITED KINGDOM — (0.0%)
Other Security		261,403	0.0%

TOTAL COMMON STOCKS		11,930,955,954	98.6%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	4,448,873	27,247,823	0.2%
Other Securities		45,451,286	0.4%

TOTAL BRAZIL		72,699,109	0.6%

COLOMBIA — (0.1%)
Other Securities		5,503,336	0.1%

PHILIPPINES — (0.0%)
Other Security		753,241	0.0%

SOUTH KOREA — (0.0%)
Other Security		186,209	0.0%

TAIWAN — (0.0%)
Other Security		1,497,640	0.0%

TOTAL PREFERRED STOCKS		80,639,535	0.7%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		9,298	0.0%

MALAYSIA — (0.0%)
Other Security		38,033	0.0%

220

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$289,223	0.0%

SOUTH KOREA — (0.0%)
Other Security		4,720	0.0%

THAILAND — (0.0%)
Other Securities		19,676	0.0%

TURKEY — (0.0%)
Other Security		75,369	0.0%

TOTAL RIGHTS/WARRANTS		436,319	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,926,469,161)		12,012,031,808

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	16,857,106	194,986,147	1.6%

TOTAL INVESTMENTS — (100.0%) (Cost $10,121,461,759)		$12,207,017,955	100.9%

As of April 30, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$35,030,792	$34,365,500	$(665,292)
S&P 500® Emini Index	239	06/17/22	51,464,228	49,323,625	(2,140,603)

Total Futures Contracts			$86,495,020	$83,689,125	$(2,805,895)

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$539,392,039	$116,542	—	$539,508,581
Chile	5,082,063	59,166,540	—	64,248,603
China	263,682,479	3,062,260,052	$5,853,996	3,331,796,527
Colombia	8,120,174	—	—	8,120,174
Czech Republic	—	14,894,531	—	14,894,531
Greece	—	33,786,219	—	33,786,219
Hong Kong	—	343,703	1,892	345,595
Hungary	—	28,413,411	—	28,413,411
India	82,792,570	1,770,655,282	34,390	1,853,482,242
Indonesia	—	239,176,079	377,762	239,553,841
Malaysia	—	235,586,470	590	235,587,060
Mexico	278,367,663	7,525,457	—	285,893,120
Philippines	—	117,465,255	13,802	117,479,057

221

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Poland	—	$92,403,575	—		$92,403,575
Qatar	—	57,862,179	—		57,862,179
Saudi Arabia	$293,126	434,897,924	—		435,191,050
South Africa	62,377,855	446,584,374	—		508,962,229
South Korea	203,241,160	1,349,859,653	$965,301		1,554,066,114
Taiwan	22,976,777	2,079,958,509	321,479		2,103,256,765
Thailand	245,678,877	9,097,927	—		254,776,804
Turkey	8,571,190	65,920,444	—		74,491,634
United Arab Emirates	—	96,575,240	—		96,575,240
United Kingdom	—	261,403	—		261,403
Preferred Stocks
Brazil	72,616,169	82,940	—		72,699,109
Colombia	5,503,336	—	—		5,503,336
Philippines	—	753,241	—		753,241
South Korea	—	186,209	—		186,209
Taiwan	—	1,497,640	—		1,497,640
Rights/Warrants
Hong Kong	—	9,298	—		9,298
Malaysia	—	38,033	—		38,033
Philippines	—	289,223	—		289,223
South Korea	—	4,720	—		4,720
Thailand	—	19,676	—		19,676
Turkey	—	75,369	—		75,369
Securities Lending Collateral	—	194,986,147	—		194,986,147
Futures Contracts**	(2,805,895)	—	—		(2,805,895)

TOTAL	$1,795,889,583	$10,400,753,265	$7,569,212	^	$12,204,212,060

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

222

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $608,567 of securities on loan)*	$12,012,032
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $194,993)	194,986
Segregated Cash for Futures Contracts	4,726
Foreign Currencies at Value	86,719
Cash	10,267
Receivables:
Investment Securities Sold	36,507
Dividends, Interest and Tax Reclaims	31,607
Securities Lending Income	1,154

Total Assets	12,377,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	195,013
Due to Advisor	1,038
Futures Margin Variation	1,710
Deferred Taxes Payable	75,829
Accrued Expenses and Other Liabilities	2,672

Total Liabilities	276,262

NET ASSETS	$12,101,736

Investment Securities at Cost	$9,926,469

Foreign Currencies at Cost	$87,865

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

223

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,928)	$171,887
Income from Securities Lending	6,443

Total Investment Income	178,330

Expenses
Investment Management Fees	6,445
Accounting & Transfer Agent Fees	34
Custodian Fees	2,426
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	(54)
Professional Fees	151
Other	290

Total Expenses	9,301

Fees Paid Indirectly (Note C)	1

Net Expenses	9,300

Net Investment Income (Loss)	169,030

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	299,392
Affiliated Investment Companies Shares Sold	27
Futures	(5,541)
Foreign Currency Transactions	(2,195)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(909,033)
Affiliated Investment Companies Shares	(57)
Futures	(3,257)
Translation of Foreign Currency-Denominated Amounts	(1,052)

Net Realized and Unrealized Gain (Loss)	(621,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(452,686)

**	Net of foreign capital gain taxes withheld of $6,951.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

224

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,030	$478,456
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	299,392	651,370
Affiliated Investment Companies Shares Sold	27	(2)
Futures	(5,541)	40,443
Foreign Currency Transactions	(2,195)	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(909,033)	3,305,387
Affiliated Investment Companies Shares	(57)	(21)
Futures	(3,257)	840
Translation of Foreign Currency-Denominated Amounts	(1,052)	12

Net Increase (Decrease) in Net Assets Resulting from Operations	(452,686)	4,471,876

Transactions in Interest:
Contributions	413,315	568,216
Withdrawals	(1,328,598)	(4,440,642)

Net Increase (Decrease) from Transactions in Interest	(915,283)	(3,872,426)

Total Increase (Decrease) in Net Assets	(1,367,969)	599,450
Net Assets
Beginning of Period	13,469,705	12,870,255

End of Period	$12,101,736	$13,469,705

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $6,951.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.

See accompanying Notes to Financial Statements.

225

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Total Return	(3.61	%)(B)	35.69%	(9.41%)	5.24%	(9.06%)	24.89%

Net Assets, End of Period (thousands)	$12,101,736		$13,469,705	$12,870,255	$17,426,097	$16,684,907	$19,612,211
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.14%	0.14%	0.13%	0.14%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.14%	0.14%	0.15%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.62	%(C)	3.26%	3.25%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	7	%(B)	14%	20%	14%	13%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

226

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities

227

exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $326 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred

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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2022, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2022, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $2 (in thousands) and are included in Other Expenses on the Statement of Operations.

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D. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$888,417	$1,676,663

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2021	at Cost	from Sales	on Sales	Depreciation	April 30, 2022	April 30, 2022	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$226,407	$824,458	$855,849	$27	$(57)	$194,986	16,857	$139	—

Total	$226,407	$824,458	$855,849	$27	$(57)	$194,986	16,857	$139	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$10,293,358	$3,686,635	$(1,601,079)	$2,085,556

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$96,184

*	Average Notional Value of futures contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
Dimensional Emerging Markets Value Fund	$(2,806)	$(2,806)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

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*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(5,541)	$(5,541)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$(3,257)	$(3,257)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

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For the six months ended April 30, 2022, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2022
Dimensional Emerging Markets Value Fund	0.83%	$216	2	—	$216	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2022
Dimensional Emerging Markets Value Fund	Borrower	0.44%	$103,598	3	$4	$103,598	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2022, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$2,105	$10,040	$2,333

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I. Securities Lending:

As of April 30, 2022, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$569,304

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks	$195,013	—	—	—	$195,013

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J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Fund.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Emerging Markets Value Fund (“DEM”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of DEM. The results of the voting were as follows:

DEM

Proposal: Election of Trustees

		For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.	Reena Aggarwal	173,033,460	365,674	173,399,134.00	99.79%	0.21%	100.00%
2.	David P. Butler	173,018,486	380,648	173,399,134.00	99.78%	0.22%	100.00%
3.	George M Constantinides	172,705,596	693,538	173,399,134.00	99.60%	0.40%	100.00%
4.	Douglas W. Diamond	173,010,169	388,965	173,399,134.00	99.78%	0.22%	100.00%
5.	Darrell Duffie	173,050,815	348,319	173,399,134.00	99.80%	0.20%	100.00%
6.	Francis A. Longstaff	173,044,151	354,983	173,399,134.00	99.80%	0.20%	100.00%
7.	Gerard K. O’Reilly	173,019,783	379,351	173,399,134.00	99.78%	0.22%	100.00%
8.	Abbie J. Smith	172,734,769	664,365	173,399,134.00	99.62%	0.38%	100.00%
9.	Heather E. Tookes	173,014,750	384,384	173,399,134.00	99.78%	0.22%	100.00%
10. Ingrid M. Werner		172,944,734	454,400	173,399,134.00	99.74%	0.26%	100.00%

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

239

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

240

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

241

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

242

DFA043022-001SI 00274960

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Municipal Real Return Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA California Municipal Real Return Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA Municipal Bond Portfolio

DFA Short-Term Government Portfolio	DFA Short-Term Municipal Bond Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Intermediate-Term Municipal Bond Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Selective State Municipal Bond Portfolio

DFA Intermediate-Term Extended Quality Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio

DFA Targeted Credit Portfolio	DFA California Short-Term Municipal Bond Portfolio

DFA Global Core Plus Fixed Income Portfolio	DFA California Intermediate-Term Municipal Bond Portfolio

DFA Investment Grade Portfolio	DFA NY Municipal Bond Portfolio

DFA Diversified Fixed Income Portfolio	DFA MN Municipal Bond Portfolio

DFA LTIP Portfolio	DFA Oregon Municipal Bond Portfolio

DFA Inflation-Protected Securities Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
SA	Special Assessment
CDOR	Canadian Dollar Offered Rate
FEDL01	One Day Overnight Fed Funds Effective Rate
SONIO/N	Sterling Overnight Index Average
TBA	To be announced
LIBOR	London Interbank Offered Rate
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
Q-SBLF	School Bond Qualification and Loan Program
RN	Revenue Note
ST INTERCEPT	State Intercept
ST GTD	State Guaranteed
FGIC	Federal Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corp.
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
EUR	Euro
SEK	Swedish Krona
SGD	Singapore Dollars

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

JPY	Japanese Yen
DKK	Danish Krone

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2022.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$984.20	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$975.00	0.16%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$943.70	0.16%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$942.80	0.24%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$905.40	0.20%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$958.10	0.19%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$912.50	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$952.80	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$872.10	0.22%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$935.30	0.20%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$892.70	0.26%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$901.40	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$949.70	0.15%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$842.70	0.13%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$955.90	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$996.60	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$952.20	0.30%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$996.10	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$994.90	0.25%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$946.20	0.22%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$988.30	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$951.60	0.20%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$929.40	0.23%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA Short-Term Selective State Municipal Bond Portfolio (3)
Actual Fund Return	$1,000.00	$997.00	0.21%	$0.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$983.60	0.20%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$948.00	0.21%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$980.40	0.25%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$971.60	0.32%	$1.56
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$949.90	0.32%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

DFA Short-Term Selective State Municipal Bond Portfolio commenced operations on April 12, 2022. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (18), then divided by the number of days in the year (365) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 181 day period for the period ended April 30, 2022 to allow for comparability.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Consumer, Non-cyclical	3.9%
Financial	17.7%
Foreign Government	7.3%
Supranational	12.7%
U.S. Government	58.4%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Consumer, Non-cyclical	2.5%
Energy	0.6%
Financial	17.8%
Foreign Government	12.3%
Supranational	9.1%
U.S. Government	57.7%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Basic Materials	1.2%
Communications	5.2%
Consumer, Cyclical	5.7%
Consumer, Non-cyclical	8.6%
Energy	4.6%
Financial	41.1%
Foreign Government	10.7%
Industrial	3.5%
Supranational	7.3%
Technology	4.4%
U.S. Government	5.2%
Utilities	2.5%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Communications	2.0%
Consumer, Cyclical	1.0%
Consumer, Non-cyclical	3.7%
Energy	1.4%
Financial	29.2%
Foreign Government	20.8%
Supranational	16.3%
Technology	3.0%
U.S. Government	22.6%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Energy	2.3%
Financial	8.9%
Foreign Government	67.6%
Industrial	6.5%
Supranational	11.3%
U.S. Government	3.4%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Intermediate Government Fixed Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Basic Materials	1.9%
Communications	3.9%
Consumer, Cyclical	6.1%
Consumer, Non-cyclical	9.5%
Energy	3.6%
Financial	38.2%
Foreign Government	13.0%
Industrial	2.8%
Supranational	8.5%
Technology	3.8%
U.S. Government	6.1%
Utilities	2.6%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Basic Materials	4.7%
Communications	6.4%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	18.7%
Energy	8.9%
Financial	27.6%
Industrial	10.5%
Technology	6.9%
U.S. Government	4.0%
Utilities	3.4%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	2.9%
Communications	7.1%
Consumer, Cyclical	9.1%
Consumer, Non-cyclical	13.6%
Diversified	0.1%
Energy	5.4%
Financial	37.6%
Foreign Government	1.0%
Industrial	7.2%
Technology	6.8%
U.S. Government	5.0%
Utilities	4.2%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Basic Materials	3.2%
Communications	6.1%
Consumer, Cyclical	9.5%
Consumer, Non-cyclical	9.0%
Energy	8.2%
Financial	23.6%
Foreign Government	16.6%
Industrial	5.0%
Mortgage Securities	8.9%
Supranational	2.3%
Technology	4.9%
U.S. Government	0.7%
Utilities	2.0%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.4%
Communications	4.6%
Consumer, Cyclical	6.1%
Consumer, Non-cyclical	11.1%
Energy	4.1%
Financial	18.6%
Foreign Government	0.3%
Industrial	3.5%
Supranational	0.0%
Technology	4.7%
U.S. Government	43.4%
Utilities	2.2%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.1%
U.S. Government	19.9%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	2.0%
Communications	3.7%
Consumer, Cyclical	5.6%
Consumer, Non-cyclical	9.3%
Energy	5.0%
Financial	36.1%
Foreign Government	11.5%
Industrial	3.9%
Supranational	7.7%
Technology	3.8%
U.S. Government	9.6%
Utilities	1.8%

100.0%

DFA Global Core Plus Real Return Portfolio
Basic Materials	2.7%
Communications	4.4%
Consumer, Cyclical	9.1%
Consumer, Non-cyclical	6.9%
Energy	6.3%
Financial	27.4%
Foreign Government	16.6%
Industrial	6.8%
Mortgage Securities	9.9%
Supranational	2.5%
Technology	3.4%
Utilities	4.0%

100.0%

DFA Municipal Real Return Portfolio
Education	1.6%
General Obligation	67.8%
Higher Education	2.5%
Medical	0.2%
Power	0.1%
School District	16.8%
Tobacco Settlement	0.2%
Transportation	1.1%
Utilities	2.9%
Water	6.8%

100.0%

8

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA California Municipal Real Return Portfolio
Airport	0.2%
Bond Bank	0.1%
Education	0.3%
General Obligation	47.6%
Higher Education	6.8%
Medical	2.0%
Power	4.3%
School District	21.2%
Transportation	1.0%
Utilities	1.0%
Water	15.5%

100.0%

DFA Municipal Bond Portfolio
General Obligation	67.8%
Higher Education	1.3%
Nursing Homes	0.3%
Power	0.1%
School District	19.5%
Transportation	1.6%
Utilities	2.2%
Water	7.2%

100.0%

DFA Short-Term Municipal Bond Portfolio
Airport	0.4%
Bond Bank	0.1%
Development	0.3%
Education	3.9%
Facilities	0.1%
General Obligation	59.2%
Higher Education	1.3%
Medical	2.3%
Power	1.7%
School District	19.4%
Transportation	4.6%
Utilities	2.2%
Water	4.5%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Airport	0.8%
Development	0.3%
Education	0.3%
General Obligation	68.3%
Higher Education	2.9%
Medical	1.4%
Multifamily Housing	0.1%
Nursing Homes	0.7%
Power	0.9%
School District	14.4%
Transportation	3.1%
Utilities	0.8%
Water	6.0%

100.0%

DFA Selective State Municipal Bond Portfolio
Airport	3.2%
Bond Bank	0.1%
Development	0.7%
Education	2.5%
Facilities	0.2%
General Obligation	38.6%
Higher Education	4.6%
Housing	0.2%
Medical	11.9%
Pollution	0.1%
Power	4.2%
School District	13.8%
Transportation	4.9%
Utilities	8.0%
Water	7.0%

100.0%

DFA Short-Term Selective State Municipal Bond Portfolio
Bond Bank	0.6%
Education	2.2%
General Obligation	60.5%
Higher Education	1.8%
Medical	1.8%
Power	3.6%
School District	13.3%
Transportation	4.7%
Utilities	3.0%
Water	8.5%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Airport	0.4%
Education	3.6%
General Obligation	47.1%
Higher Education	4.6%
Medical	2.5%
Multifamily Housing	0.2%
Power	2.9%
School District	26.5%
Tobacco Settlement	0.3%
Transportation	2.2%
Utilities	0.4%
Water	9.3%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Airport	0.5%
Bond Bank	0.7%
Development	0.2%
Education	0.2%
General Obligation	44.6%
Higher Education	4.2%
Medical	4.6%
Pollution	0.3%
Power	5.4%
School District	22.7%
Transportation	4.4%
Utilities	1.8%
Water	10.4%

100.0%

DFA NY Municipal Bond Portfolio
Development	0.5%
Education	0.7%
General Obligation	69.9%
Higher Education	4.6%
Housing	1.0%
Medical	0.7%
School District	18.2%
Transportation	3.7%
Utilities	0.7%

100.0%

9

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA MN Municipal Bond Portfolio
General Obligation	61.9%
Higher Education	4.8%
Medical	0.6%
Multifamily Housing	3.6%
Nursing Homes	0.8%
Power	2.2%
School District	26.1%

100.0%

DFA Oregon Municipal Bond Portfolio
Airport	0.3%
General Obligation	58.3%
Medical	1.5%
School District	19.3%
Transportation	4.9%
Utilities	0.8%
Water	14.9%

100.0%

10

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (27.4%)
Amazon.com, Inc.
# 2.730%, 04/13/24	60,000	$59,934,019
Asian Development Bank
1.625%, 03/15/24	59,700	58,505,063
Bank of Montreal, Floating Rate Note, SOFR + 0.190%, FRN
(r) 47.000%, 05/06/22	25,000	25,000,874
Caisse d’Amortissement de la Dette Sociale 3.375%, 03/20/24	12,588	12,720,048
Canadian Imperial Bank of Commerce
# 3.500%, 09/13/23	1,975	1,989,096
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.581%, 01/12/24	97,475	97,267,042
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.461%, 08/19/22	54,852	54,884,059
(r) 0.526%, 03/13/23	49,455	49,532,480
European Investment Bank
3.250%, 01/29/24	7,800	7,872,671
2.625%, 03/15/24	45,600	45,516,577
European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r) 0.530%, 01/30/23	81,000	81,108,217
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r) 0.538%, 06/10/22	38,750	38,753,487
Export Development Canada
0.496%, 04/08/24	11,400	10,903,092
Inter-American Development Bank
0.250%, 11/15/23	18,700	18,034,538
# 2.625%, 01/16/24	25,000	24,978,159
3.000%, 02/21/24	13,917	13,985,394
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.523%, 09/16/22	77,670	77,713,920

		Face Amount	Value†
		(000)
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	0.548%, 03/22/24	111,000	$110,936,730
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.411%, 01/13/23	148,937	148,946,804
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	0.372%, 06/30/23	25,000	24,982,282
Kommunalbanken A.S., Floating Rate Note, SOFR + 0.160%, FRN
#(r)Ω	0.439%, 10/27/23	134,000	134,020,100
Kommunalbanken AS
	2.750%, 02/05/24	33,400	33,389,439
Kommuninvest I Sverige AB
	0.375%, 02/16/24	10,000	9,588,658
Kreditanstalt fuer Wiederaufbau
#	0.250%, 03/08/24	30,400	29,049,823
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	55,500	53,102,618
Ontario, Province of Canada
#	3.050%, 01/29/24	59,000	59,256,894
Province of Alberta Canada
	3.350%, 11/01/23	10,713	10,812,309
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24	83,000	81,440,476
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
#(r)Ω	0.591%, 09/11/23	90,000	90,036,826
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.276%, 12/19/22	93,500	94,002,095
(r)	1.212%, 05/25/23	71,310	71,917,213
Swedbank AB
Ω	0.600%, 09/25/23	6,000	5,790,060

11

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
#(r)	0.461%, 06/02/23	80,000	$79,675,586
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
#(r)	0.522%, 01/06/23	14,867	14,842,618

TOTAL BONDS			1,730,489,267

CERTIFICATES OF DEPOSIT — (8.2%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.430%, 09/02/22	68,250	68,204,669
(r)	0.430%, 09/27/22	28,000	27,977,601
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.430%, 06/15/22	66,000	65,993,863
(r)	0.430%, 08/19/22	41,500	41,476,919
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.440%, 07/08/22	50,000	49,987,070
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.440%, 07/15/22	61,500	61,487,360
Royal Bank of Canada, Floating Rate Note, SOFR + 0.150%, FRN
(r)Ω	0.430%, 10/11/22	40,000	39,968,887
Royal Bank of Canada, Floating Rate Note, SOFR + 0.250%, FRN
(r)Ω	0.530%, 12/01/22	85,000	84,925,407
Westpac Banking Corp., Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.410%, 05/09/22	20,000	20,000,538
(r)	0.410%, 09/22/22	60,000	59,963,548

TOTAL CERTIFICATES OF DEPOSIT			519,985,862

COMMERCIAL PAPER — (3.6%)
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.100%, FRN
(r)Ω	0.380%, 05/06/22	21,000	20,999,825

		Face Amount	Value†
		(000)
	National Australia Bank Ltd., Floating Rate Note, SOFR + 0.210%, FRN
(r)Ω	0.490%, 06/03/22	30,000	$30,000,874
	Caisse des Depots et Consignations
	0.604%, 05/10/22	70,000	69,986,953
	Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.410%, 09/29/22	34,000	33,969,559
	National Securities Clearing Corp.
	0.400%, 05/12/22	75,000	74,985,158

	TOTAL COMMERCIAL PAPER		229,942,369

U.S. TREASURY OBLIGATIONS — (55.1%)
	U.S. Treasury Notes
	0.125%, 08/31/23	209,000	202,623,868
#	0.125%, 09/15/23	446,000	432,114,767
#	0.250%, 09/30/23	502,000	486,508,591
	0.125%, 10/15/23	569,000	549,729,569
#	0.375%, 10/31/23	575,000	556,806,643
	1.625%, 10/31/23	35,000	34,539,258
	0.250%, 11/15/23	232,500	224,462,403
	0.500%, 11/30/23	295,000	285,493,165
#	0.125%, 12/15/23	75,000	72,076,171
#	0.125%, 01/15/24	230,000	220,458,593
	0.875%, 01/31/24	40,000	38,787,500
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR -0.015%, FRN
(r)	0.877%, 01/31/24	205,000	205,259,868
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
(r)	0.921%, 07/31/23	38,000	38,060,151
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.035%, FRN
(r)	0.927%, 10/31/23	135,000	135,248,477

	TOTAL U.S. TREASURY OBLIGATIONS		3,482,169,024

	TOTAL INVESTMENT SECURITIES (Cost $6,059,833,194)		5,962,586,522

12

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	13,648,083	$13,648,083

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	29,770,327	$344,353,373

TOTAL INVESTMENTS — (100.0%) (Cost $6,417,835,460)			$6,320,587,978

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$1,730,489,267	—	$1,730,489,267
Certificates of Deposit	—	519,985,862	—	519,985,862
U.S. Treasury Obligations	—	3,482,169,024	—	3,482,169,024
Commercial Paper	—	229,942,369	—	229,942,369
Temporary Cash Investments	$13,648,083	—	—	13,648,083
Securities Lending Collateral	—	344,353,373	—	344,353,373

TOTAL	$13,648,083	$6,306,939,895	—	$6,320,587,978

See accompanying Notes to Financial Statements.

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (42.2%)
AUSTRALIA — (3.8%)
Australia Government Bond
Ω	0.250%, 11/21/24	AUD	86,000	$57,251,650
National Australia Bank Ltd.
Ω	1.388%, 01/12/25		65,000	61,636,250
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	1.145%, 09/26/23	AUD	27,500	19,533,494
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	11,000	8,172,758
Queensland Treasury Corp.
Ω	5.750%, 07/22/24	AUD	14,200	10,674,407
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	10,000	7,539,206
Westpac Banking Corp.
	1.019%, 11/18/24		47,400	44,903,486

TOTAL AUSTRALIA				209,711,251

AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		18,200	17,202,942

BELGIUM — (0.3%)
Dexia Credit Local SA
Ω	0.500%, 07/22/23	GBP	14,500	17,912,255

CANADA — (12.3%)
Alberta, Province of Canada
	2.950%, 01/23/24		16,295	16,328,208
Bank of Montreal
	2.890%, 06/20/23	CAD	149,000	115,667,100
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	10,000	7,606,975
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	118,000	91,633,363
Export Development Canada
	0.496%, 04/08/24		3,400	3,251,800
Ontario Teachers’ Finance Trust
Ω	0.375%, 09/29/23		7,874	7,623,003
Ontario, Province of Canada
	3.050%, 01/29/24		114,500	114,998,548
Province of Alberta Canada
	3.100%, 06/01/24	CAD	15,000	11,721,870

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Manitoba Canada
	2.550%, 06/02/23	CAD	40,000	$31,109,485
Province of Quebec Canada
	2.250%, 02/22/24	CAD	26,500	20,438,407
	PSP Capital, Inc.
	2.090%, 11/22/23	CAD	28,000	21,578,298
Quebec, Province of Canada
Ω	4.200%, 03/10/25	AUD	26,115	18,782,165
Royal Bank of Canada
	2.333%, 12/05/23	CAD	124,000	95,165,282
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	119,000	91,264,983
Toronto-Dominion Bank (The)
	3.005%, 05/30/23	CAD	31,500	24,491,118

	TOTAL CANADA			671,660,605

FRANCE — (0.5%)
Caisse d’Amortissement de la Dette Sociale
Ω	3.375%, 03/20/24		28,287	28,583,731

GERMANY — (3.3%)
Erste Abwicklungsanstalt
Ω	0.250%, 03/01/24		13,600	12,979,976
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	510,370	53,858,758
	0.250%, 03/08/24		34,800	33,254,402
Ω	1.625%, 04/03/24	NOK	252,900	26,574,676
	1.500%, 07/24/24	AUD	15,200	10,382,593
Ω	4.000%, 02/27/25	AUD	2,106	1,518,990
Landeskreditbank Baden-Wuerttemberg Foerderbank
Ω	0.250%, 02/12/24		18,062	17,281,792
Landwirtschaftliche Rentenbank
Ω	5.375%, 04/23/24	NZD	4,150	2,750,928
	0.400%, 09/23/24	AUD	3,000	1,989,635
Ω	4.250%, 01/09/25	AUD	20,300	14,736,453
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,724,157

TOTAL GERMANY				178,052,360

NETHERLANDS — (1.8%)
BNG Bank NV
Ω	0.750%, 11/13/23	AUD	3,500	2,399,819
Ω	5.250%, 05/20/24	AUD	14,771	10,897,814
Cooperatieve Rabobank UA
	5.500%, 04/11/24	AUD	2,280	1,676,417

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	1.375%, 01/10/25		76,968	$72,899,880
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		7,700	7,468,327

TOTAL NETHERLANDS				95,342,257

NEW ZEALAND — (2.0%)
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	86,000	56,872,985
	0.500%, 05/15/24	NZD	73,000	44,542,835
New Zealand Local Government Funding Agency Bond
	5.500%, 04/15/23	NZD	9,680	6,376,364
Ω	2.250%, 04/15/24	NZD	3,200	2,003,335

TOTAL NEW ZEALAND				109,795,519

NORWAY — (2.9%)
Equinor ASA
#	2.650%, 01/15/24		30,915	30,710,945
Kommunalbanken AS
Ω	2.750%, 02/05/24		13,200	13,195,826
Ω	5.250%, 07/15/24	AUD	2,900	2,143,055
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	1,062,000	114,727,092

TOTAL NORWAY				160,776,918

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.0%)
African Development Bank
Ω	4.000%, 01/10/25	AUD	35,000	25,229,953
Asian Development Bank
	4.500%, 09/05/23	AUD	15,500	11,234,073
	1.625%, 03/15/24		78,150	76,585,773
	3.500%, 05/30/24	NZD	91,000	58,196,674
Ω	1.100%, 08/15/24	AUD	4,000	2,704,166
European Bank for Reconstruction & Development
	0.500%, 09/01/23	AUD	9,500	6,521,934
European Investment Bank
	3.125%, 12/14/23		26,421	26,616,556
	1.500%, 01/26/24	NOK	139,830	14,704,367
	3.250%, 01/29/24		5,600	5,652,174
	2.625%, 03/15/24		40,900	40,825,176
Ω	1.750%, 07/30/24	CAD	25,000	18,990,019
Ω	4.750%, 08/07/24	AUD	23,772	17,411,903
	1.700%, 11/15/24	AUD	13,150	8,970,531
Inter-American Development Bank
	3.000%, 02/21/24		18,465	18,555,744
	4.750%, 08/27/24	AUD	21,300	15,604,229
International Bank for Reconstruction & Development
	2.500%, 08/03/23	CAD	23,500	18,243,529

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	2.500%, 01/24/24	NZD	64,858	$40,919,821
	2.500%, 03/19/24		3,334	3,319,618
	2.250%, 03/28/24		35,630	35,263,314
International Finance Corp.
	2.625%, 09/07/23	NZD	15,184	9,667,260
	1.450%, 07/22/24	AUD	5,000	3,414,544
Nordic Investment Bank
	1.875%, 04/10/24	NOK	100,000	10,550,582
#	0.375%, 09/20/24		26,750	25,215,353

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				494,397,293

SWEDEN — (3.5%)
Kommuninvest I Sverige AB
Ω	0.375%, 02/16/24		15,740	15,092,547
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		33,603	31,494,856
Svensk Exportkredit AB
	1.750%, 12/12/23		42,871	42,212,073
	0.625%, 10/07/24		36,400	34,443,500
Svenska Handelsbanken AB
#	3.900%, 11/20/23		58,150	58,946,321
Swedbank AB
Ω	0.600%, 09/25/23		7,000	6,755,070

TOTAL SWEDEN				188,944,367

SWITZERLAND — (1.5%)
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		84,250	82,666,989

UNITED STATES — (1.0%)
Amazon.com, Inc.
	2.730%, 04/13/24		55,000	54,939,517

TOTAL BONDS				2,309,986,004

U.S. TREASURY OBLIGATIONS — (57.7%)
U.S. Treasury Notes
	0.250%, 09/30/23		532,000	515,582,810
	0.125%, 10/15/23		560,850	541,855,587
	0.375%, 10/31/23		560,000	542,281,253
	0.250%, 11/15/23		560,000	540,640,626
	0.500%, 11/30/23		345,000	333,881,837
	2.125%, 11/30/23		20,000	19,866,406
	0.125%, 12/15/23		165,000	158,567,577
	0.750%, 12/31/23		50,000	48,472,656
	2.625%, 12/31/23		100,000	100,054,688
	0.125%, 01/15/24		170,000	162,947,655
	0.875%, 01/31/24		165,000	159,998,438
	0.125%, 02/15/24		8,000	7,647,812

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.375%, 08/15/24	23,000	$21,762,852

TOTAL U.S. TREASURY OBLIGATIONS		3,153,560,197

TOTAL INVESTMENT SECURITIES (Cost $5,679,158,903)		5,463,546,201

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	420,005	$4,858,192

TOTAL INVESTMENTS — (100.0%) (Cost $5,684,017,455)			$5,468,404,393

As of April 30, 2022, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	85,185,177	AUD	119,563,346	Bank of America Corp.	05/02/22	$707,695
USD	18,320,782	AUD	25,494,324	Royal Bank of Canada	05/02/22	307,768
USD	9,656,472	AUD	13,404,526	State Street Bank and Trust	05/02/22	185,504
USD	121,551,628	NZD	176,731,418	State Street Bank and Trust	05/02/22	7,453,845
USD	82,506,800	AUD	116,025,369	BNY Mellon	05/06/22	525,496
USD	83,458,637	NOK	744,459,453	State Street Bank and Trust	05/16/22	4,086,493
USD	67,435,771	NOK	609,858,713	JP Morgan	05/23/22	2,413,487
USD	91,427,499	CAD	114,268,410	HSBC Bank	05/24/22	2,481,502
USD	60,529,919	CAD	77,166,355	HSBC Bank	05/26/22	463,965
USD	112,163,387	NZD	169,214,595	UBS AG	05/27/22	2,914,128
USD	62,466,004	AUD	88,131,402	HSBC Bank	05/31/22	165,664
USD	114,218,320	NZD	176,624,538	UBS AG	05/31/22	184,571
USD	80,743,861	CAD	101,069,844	Bank of America Corp.	06/01/22	2,071,444
USD	66,495,618	NOK	596,848,977	BNY Mellon	06/14/22	2,854,325
USD	5,099,255	AUD	7,136,184	Morgan Stanley and Co. International	06/24/22	52,474
USD	60,007,331	AUD	81,341,630	State Street Bank and Trust	06/24/22	2,481,713
USD	31,583,022	CAD	39,796,316	HSBC Bank	07/07/22	611,182
USD	26,389,155	GBP	20,254,466	State Street Bank and Trust	07/07/22	915,683
USD	85,921,747	CAD	108,371,639	Bank of America Corp.	07/11/22	1,582,696
USD	94,272,962	CAD	119,348,901	HSBC Bank	07/12/22	1,391,567
USD	67,207,162	NOK	594,646,080	UBS AG	07/12/22	3,787,157
USD	68,014,812	CAD	85,433,066	HSBC Bank	07/13/22	1,528,303
USD	99,029,056	CAD	124,986,978	HSBC Bank	07/15/22	1,761,774
USD	86,630,561	CAD	108,648,966	Morgan Stanley and Co. International	07/19/22	2,079,988
USD	7,753,157	AUD	10,439,392	State Street Bank and Trust	07/19/22	367,277
USD	67,098,209	AUD	90,216,565	UBS AG	07/19/22	3,269,893

Total Appreciation						$46,645,594
AUD	40,800,199	USD	29,325,110	Bank of America Corp.	05/02/22	$(497,730)
AUD	88,131,402	USD	62,437,573	HSBC Bank	05/02/22	(168,331)
AUD	29,530,595	USD	21,036,060	Royal Bank of Canada	05/02/22	(171,218)
NZD	176,731,418	USD	114,299,277	UBS AG	05/02/22	(201,495)
AUD	19,569,046	USD	14,309,686	Bank of America Corp.	05/06/22	(482,573)
NOK	99,295,433	USD	11,226,928	Bank of America Corp.	05/16/22	(640,332)
NOK	263,719,590	USD	29,582,573	HSBC Bank	05/16/22	(1,465,542)
NOK	96,920,812	USD	10,383,007	HSBC Bank	05/23/22	(49,445)
CAD	49,552,627	USD	38,677,452	Bank of America Corp.	05/24/22	(105,919)
GBP	1,982,684	USD	2,576,266	Bank of New York	07/07/22	(82,700)
GBP	3,956,780	USD	5,164,934	HSBC Bank	07/07/22	(188,603)

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	39,796,316	USD	31,540,571	State Street Bank and Trust	07/07/22	$(568,732)
CAD	20,030,968	USD	15,910,916	Bank of New York	07/12/22	(322,132)
CAD	20,095,046	USD	16,068,761	Bank of New York	07/15/22	(430,408)
CAD	39,753,103	USD	30,963,351	Bank of New York	07/19/22	(27,505)

Total (Depreciation)						$(5,402,665)

Total Appreciation (Depreciation)						$41,242,929

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$209,711,251	—	$209,711,251
Austria	—	17,202,942	—	17,202,942
Belgium	—	17,912,255	—	17,912,255
Canada	—	671,660,605	—	671,660,605
France	—	28,583,731	—	28,583,731
Germany	—	178,052,360	—	178,052,360
Netherlands	—	95,342,257	—	95,342,257
New Zealand	—	109,795,519	—	109,795,519
Norway	—	160,776,918	—	160,776,918
Supranational Organization Obligations	—	494,397,293	—	494,397,293
Sweden	—	188,944,367	—	188,944,367
Switzerland	—	82,666,989	—	82,666,989
United States	—	54,939,517	—	54,939,517
U.S. Treasury Obligations	—	3,153,560,197	—	3,153,560,197
Securities Lending Collateral	—	4,858,192	—	4,858,192
Forward Currency Contracts**	—	41,242,929	—	41,242,929

TOTAL	—	$5,509,647,322	—	$5,509,647,322

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (92.4%)
AUSTRALIA — (6.9%)
ANZ New Zealand International Ltd.
Ω	1.250%, 06/22/26		2,500	$2,252,781
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.760%, FRN
(r)	1.123%, 01/16/25	AUD	9,700	6,854,585
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	23,600	15,237,027
Ω	4.250%, 04/21/26	AUD	2,000	1,487,524
Bank of New Zealand
#Ω	1.000%, 03/03/26		2,500	2,255,088
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		3,000	2,701,126
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	828,540
Ω	4.625%, 04/29/24		1,200	1,214,243
Ω	1.625%, 09/01/25		975	896,275
Ω	1.625%, 04/27/26		5,600	5,068,827
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		1,316	1,312,769
National Australia Bank Ltd., 3M Swap + 0.770%, FRN
(r)	1.180%, 01/21/25	AUD	6,760	4,780,791
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	3,900	2,849,143
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	2,581,179
Westpac Banking Corp.
(r)Ω	3M Swap + 0.880%,
	FRN, 0.958%,
	08/16/24	AUD	17,200	12,206,700
	2.850%, 05/13/26		2,790	2,712,529
	1.150%, 06/03/26		12,970	11,769,143

TOTAL AUSTRALIA				77,008,270

BELGIUM — (0.7%)
Dexia Credit Local SA
Ω	1.125%, 06/15/22	GBP	2,000	2,514,689
Ω	1.125%, 04/09/26		6,080	5,618,259
Ω	1.125%, 04/09/26		300	277,217

TOTAL BELGIUM				8,410,165

			Face Amount^	Value†
			(000)
	CANADA — (13.6%)
	Bank of Montreal
	2.890%, 06/20/23	CAD	2,100	$1,630,207
	2.280%, 07/29/24	CAD	5,500	4,143,163
	Bank of Nova Scotia
	2.290%, 06/28/24	CAD	21,000	15,974,647
	1.050%, 03/02/26		6,600	5,935,682
	Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	28,500	22,131,787
	1.250%, 06/22/26		573	511,647
Canadian Natural Resources Ltd.
#	2.950%, 01/15/23		2,000	2,003,252
	3.900%, 02/01/25		1,110	1,111,350
	CDP Financial, Inc.
Ω	0.875%, 06/10/25		4,500	4,209,975
	Cenovus Energy, Inc.
	5.375%, 07/15/25		7,000	7,259,416
	CPPIB Capital, Inc.
Ω	1.250%, 03/04/25		10,000	9,526,762
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	1,000	744,265
	Enbridge, Inc.
	4.000%, 10/01/23		3,000	3,028,628
	ITC Holdings Corp.
	3.650%, 06/15/24		1,099	1,097,164
	National Bank of Canada
	1.534%, 06/15/26	CAD	2,000	1,405,753
	Province of Alberta Canada
	2.650%, 09/01/23	CAD	3,500	2,723,333
	Province of Ontario Canada
#	0.625%, 01/21/26		15,500	14,136,775
	Province of Quebec Canada
	3.000%, 09/01/23	CAD	8,500	6,645,569
	PSP Capital, Inc.
Ω	1.000%, 06/29/26		7,821	7,151,131
	Rogers Communications, Inc.
	3.625%, 12/15/25		100	99,433
	Royal Bank of Canada
	2.949%, 05/01/23	CAD	9,500	7,386,506
	2.352%, 07/02/24	CAD	2,500	1,889,425
	1.200%, 04/27/26		4,000	3,609,184
	Suncor Energy, Inc.
	3.100%, 05/15/25		2,400	2,354,234
	Toronto-Dominion Bank
#	0.750%, 01/06/26		4,740	4,261,805
#	1.200%, 06/03/26		8,560	7,716,534

18

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	20,640	$14,616,169

TOTAL CANADA				153,303,796

DENMARK — (0.0%)
Kommunekredit
Ω	0.500%, 01/28/26		380	345,447

FRANCE — (1.8%)
BPCE SA
Ω	1.000%, 01/20/26		2,900	2,593,457
Caisse d’Amortissement de la Dette Sociale
Ω	0.375%, 05/27/24		4,600	4,375,152
Ω	0.625%, 02/18/26		5,800	5,289,327
SFIL SA
Ω	0.625%, 02/09/26		7,800	7,094,417
Societe Generale SA
Ω	1.375%, 07/08/25		1,000	922,518

TOTAL FRANCE				20,274,871

GERMANY — (4.7%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		1,700	1,706,471
BMW U.S. Capital LLC
Ω	3.250%, 04/01/25		807	799,193
Ω	2.800%, 04/11/26		1,163	1,122,255
Daimler Finance North America LLC
Ω	3.300%, 05/19/25		500	494,131
Ω	1.450%, 03/02/26		11,000	10,053,126
Deutsche Bank AG
	3.700%, 05/30/24		748	742,231
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	70,000	7,387,019
Ω	1.625%, 04/03/24	NOK	10,000	1,050,798
	0.625%, 01/22/26		8,500	7,789,917
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	5,422,730
Landwirtschaftliche Rentenbank
Ω	4.750%, 05/06/26	AUD	9,900	7,339,362
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,790,287
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,000	3,648,565

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen Group of America Finance LLC
#Ω	2.850%, 09/26/24		1,000	$981,752
Ω	4.625%, 11/13/25		1,000	1,025,276
Volkswagen International Finance NV
Ω	0.875%, 01/16/23	EUR	300	317,958
VW Credit Canada, Inc.
	1.200%, 09/25/23	CAD	2,000	1,505,453

TOTAL GERMANY				53,176,524

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	2.875%, 08/14/24		5,000	4,809,516
	1.750%, 01/30/26		2,700	2,400,274
	4.450%, 04/03/26		150	146,413

TOTAL IRELAND				7,356,203

ITALY — (0.9%)
Enel Finance International NV
Ω	5.000%, 09/14/22	EUR	2,000	2,149,048
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	400,441
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,628,310
	2.375%, 10/17/24		4,562	4,443,844
UniCredit SpA
Ω	7.830%, 12/04/23		500	524,910

TOTAL ITALY				10,146,553

JAPAN — (4.3%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		1,000	894,347
Aircastle Ltd.
Ω	5.250%, 08/11/25		7,500	7,481,296
Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	5,000	3,889,308
	2.537%, 03/01/23	CAD	3,500	2,712,272
Mitsubishi Corp.
Ω	3.375%, 07/23/24		250	250,120
Mitsubishi UFJ Financial Group, Inc.
	1.412%, 07/17/25		2,300	2,120,930
	2.757%, 09/13/26		2,000	1,893,662
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		7,495	6,684,747

19

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		500	$482,749
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,828	5,231,851
NTT Finance Corp.
Ω	1.162%, 04/03/26		4,920	4,442,088
	1.162%, 04/03/26		1,500	1,354,295
Sumitomo Mitsui Financial Group, Inc.
	0.948%, 01/12/26		2,300	2,059,518
	2.632%, 07/14/26		4,000	3,788,918
Toyota Credit Canada, Inc.
	3.040%, 07/12/23	CAD	6,000	4,654,980
Toyota Motor Corp.
	1.339%, 03/25/26		163	149,971

TOTAL JAPAN				48,091,052

NETHERLANDS — (2.0%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	7,000	4,927,922
Ω	0.875%, 05/18/26		15,500	14,183,393
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,000	979,696
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	964,450
Shell International Finance BV
#	2.875%, 05/10/26		1,000	973,426

TOTAL NETHERLANDS				22,028,887

NEW ZEALAND — (0.3%)
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	5,500	3,637,226

NORWAY — (4.1%)
Aker BP ASA
	3.000%, 01/15/25		5,900	5,752,051
Ω	3.000%, 01/15/25		1,000	974,924
Ω	2.875%, 01/15/26		1,300	1,238,476
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	65,268
Ω	0.500%, 01/13/26		7,000	6,380,420
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	270,000	29,167,905
Ω	1.750%, 03/13/25	NOK	20,000	2,086,801

TOTAL NORWAY				45,665,845

SPAIN — (1.0%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,017,485

			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Santander Holdings USA, Inc. 3.400%, 01/18/23			9,525	$9,551,253

TOTAL SPAIN				11,568,738

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.1%)
African Development Bank
	0.875%, 03/23/26		15,000	13,830,435
Asian Development Bank
	0.500%, 05/05/26	AUD	5,400	3,392,550
Asian Infrastructure
	Investment Bank
Ω	1.000%, 05/06/26	AUD	200	127,747
European Bank for Reconstruction & Development
	0.500%, 01/28/26		15,000	13,655,374
European Investment Bank
	2.250%, 06/24/24		25,800	25,509,996
Inter-American Development Bank
	3.000%, 02/21/24		5,000	5,024,572
Ω	2.750%, 10/30/25	AUD	10,000	6,922,041
	0.875%, 04/20/26		3,388	3,113,397
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,800	1,129,755
Nordic Investment Bank
	1.875%, 04/10/24	NOK	47,890	5,052,674
#	0.500%, 01/21/26		2,000	1,820,767

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				79,579,308

SWEDEN — (1.2%)
Kommuninvest I Sverige AB
Ω	0.250%, 06/01/22	SEK	57,430	5,848,059
Swedbank AB
Ω	1.538%, 11/16/26		7,900	7,193,266

TOTAL SWEDEN				13,041,325

SWITZERLAND — (1.5%)
Credit Suisse Group AG
	3.750%, 03/26/25		5,207	5,104,189
	4.550%, 04/17/26		1,600	1,595,529
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,550	2,333,414
UBS Group AG
Ω	4.125%, 09/24/25		3,000	2,995,889
Ω	4.125%, 04/15/26		5,000	4,958,723

TOTAL SWITZERLAND				16,987,744

20

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (3.6%)
	AstraZeneca PLC
	0.700%, 04/08/26		9,900	$8,853,377
	Barclays PLC
	3.650%, 03/16/25		500	492,116
	4.375%, 01/12/26		3,300	3,288,506
	BAT Capital Corp.
	3.222%, 08/15/24		3,500	3,451,354
BAT International Finance PLC
Ω	0.875%, 10/13/23	EUR	3,000	3,156,065
	1.668%, 03/25/26		1,000	897,035
	CNH Industrial Capital LLC
	4.200%, 01/15/24		380	384,620
	HSBC Bank Canada
	2.542%, 01/31/23	CAD	5,000	3,885,105
	HSBC Holdings PLC
Ω	3.196%, 12/05/23	CAD	4,000	3,092,858
	4.300%, 03/08/26		1,000	1,001,227
	Nationwide Building Society
Ω	1.500%, 10/13/26		9,000	8,070,359
	Natwest Group PLC
	4.800%, 04/05/26		4,200	4,236,480

TOTAL UNITED KINGDOM.				40,809,102

UNITED STATES — (38.0%)
	AbbVie, Inc.
	3.200%, 05/14/26		300	292,123
	Ally Financial, Inc.
	3.875%, 05/21/24		4,000	4,013,760
	Amazon.com, Inc.
	1.000%, 05/12/26		29,310	26,723,219
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		551	541,991
	American Express Co.
	2.500%, 07/30/24		2,500	2,447,374
	American Tower Corp.
#	4.000%, 06/01/25		2,000	1,996,372
#	1.300%, 09/15/25		1,000	914,664
	1.600%, 04/15/26		1,500	1,362,997
	3.375%, 10/15/26		3,000	2,881,188
	Ameriprise Financial, Inc.
	2.875%, 09/15/26		1,000	968,661
	Amgen, Inc.
#	2.600%, 08/19/26		4,000	3,819,431
	Anthem, Inc.
	2.375%, 01/15/25		1,000	968,310
	1.500%, 03/15/26		3,700	3,405,213
	Apple, Inc.
	0.700%, 02/08/26		180	164,394
	3.250%, 02/23/26		3,000	2,994,270
	Ares Capital Corp.
	3.250%, 07/15/25		6,314	6,012,094
	3.875%, 01/15/26		1,300	1,248,040
	2.150%, 07/15/26		500	443,486

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	$2,947,362
	Assurant, Inc.
	4.200%, 09/27/23		1,500	1,519,454
	AT&T, Inc.
	2.500%, 03/15/23	EUR	5,000	5,350,011
	4.125%, 02/17/26		1,100	1,126,379
	Autodesk, Inc.
	3.600%, 12/15/22		2,239	2,248,456
	AutoZone, Inc.
	3.250%, 04/15/25		2,000	1,972,296
	Avnet, Inc.
	4.625%, 04/15/26		2,000	2,006,288
	Bank of America Corp.
#	3.875%, 08/01/25		1,000	1,003,189
	3.500%, 04/19/26		3,000	2,944,385
	Boardwalk Pipelines LP
	4.950%, 12/15/24		355	362,832
	5.950%, 06/01/26		200	210,087
	Boeing Co.
#	2.600%, 10/30/25		5,194	4,925,745
	Boeing Co. (The)
	3.100%, 05/01/26		1,100	1,040,390
	2.250%, 06/15/26		154	140,759
	Booking Holdings, Inc.
#	3.650%, 03/15/25		1,000	1,001,804
	Bristol-Myers Squibb Co.
	3.200%, 06/15/26		1,313	1,300,730
	Broadcom, Inc.
	4.250%, 04/15/26		1,000	1,035,282
	Brown & Brown, Inc.
#	4.200%, 09/15/24		1,429	1,440,394
	Bunge Ltd. Finance Corp.
#	1.630%, 08/17/25		500	464,005
	Campbell Soup Co.
	3.650%, 03/15/23		286	287,870
	Capital One Financial Corp.
	3.750%, 04/24/24		700	700,913
	3.200%, 02/05/25		1,000	982,797
	Cargill, Inc.
#Ω	0.750%, 02/02/26		1,300	1,173,834
	Carrier Global Corp.
	2.242%, 02/15/25		436	417,365
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		1,000	886,940
	Charles Schwab Corp.
#	0.900%, 03/11/26		2,000	1,813,577
	1.150%, 05/13/26		2,500	2,269,899
	Chevron Corp.
	3.326%, 11/17/25		3,000	2,987,670
#	2.954%, 05/16/26		2,000	1,955,738
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22		2,000	2,005,142

21

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Cigna Corp.
	1.250%, 03/15/26	8,000	$7,266,631
	Cintas Corp. No. 2
	3.450%, 05/01/25	1,750	1,742,639
	Citigroup, Inc.
	3.700%, 01/12/26	1,000	988,880
	3.400%, 05/01/26	5,000	4,872,912
	3.200%, 10/21/26	2,000	1,927,747
	Citrix Systems, Inc.
	1.250%, 03/01/26	1,000	972,850
	CNA Financial Corp.
	3.950%, 05/15/24	7,000	7,043,120
	Comcast Corp.
	3.150%, 03/01/26	2,000	1,963,967
	Conagra Brands, Inc.
	4.300%, 05/01/24	1,409	1,426,676
	Constellation Energy Generation LLC
#	3.250%, 06/01/25	2,000	1,959,668
	Crown Castle International Corp.
	3.200%, 09/01/24	5,000	4,958,894
#	1.050%, 07/15/26	2,500	2,207,299
	Discover Financial Services
	4.500%, 01/30/26	2,017	2,040,807
	Discovery Communications LLC
	3.450%, 03/15/25	200	196,271
	DXC Technology Co.
	1.800%, 09/15/26	285	254,700
	Edison International
	2.400%, 09/15/22	1,300	1,295,152
	4.950%, 04/15/25	6,000	6,104,223
	Energy Transfer LP
	4.050%, 03/15/25	300	298,330
#	2.900%, 05/15/25	5,000	4,826,145
	Enterprise Products
	Operating LLC
#	3.350%, 03/15/23	1,200	1,206,411
	Equifax, Inc.
	3.300%, 12/15/22	1,000	1,003,696
	Equinix, Inc.
#	2.625%, 11/18/24	4,000	3,893,000
#	1.250%, 07/15/25	3,500	3,219,899
#	1.450%, 05/15/26	600	540,988
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	4,000	4,027,103
	Exelon Corp.
	3.950%, 06/15/25	1,700	1,713,022
	Expedia Group, Inc.
#	5.000%, 02/15/26	3,000	3,065,501
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	721	744,907

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26	7,300	$6,600,607
	Fiserv, Inc.
#	3.200%, 07/01/26	3,750	3,631,785
	Flex Ltd.
	3.750%, 02/01/26	6,250	6,099,215
	General Motors Co.
	6.125%, 10/01/25	500	527,803
	General Motors Financial Co., Inc.
#	3.250%, 01/05/23	900	903,719
	2.750%, 06/20/25	2,000	1,916,473
	1.250%, 01/08/26	3,000	2,684,204
	5.250%, 03/01/26	1,500	1,540,305
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	125	125,082
#Ω	0.950%, 05/15/26	1,537	1,385,475
	Gilead Sciences, Inc.
	3.650%, 03/01/26	7,379	7,328,814
	GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24	1,000	997,176
	Global Payments, Inc.
	3.750%, 06/01/23	1,000	1,004,701
	1.500%, 11/15/24	1,000	944,583
	1.200%, 03/01/26	400	359,307
	Goldman Sachs Group, Inc.
#	3.750%, 02/25/26	6,700	6,654,592
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22	1,924	1,924,559
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23	3,130	3,175,783
	Humana, Inc.
	3.850%, 10/01/24	6,850	6,882,001
	Hyatt Hotels Corp.
	4.850%, 03/15/26	900	905,927
	International Business Machines Corp.
	3.000%, 05/15/24	6,000	5,971,195
	3.300%, 05/15/26	2,200	2,169,196
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	1,002	1,013,346
	Jabil, Inc.
	1.700%, 04/15/26	4,000	3,608,346
	JM Smucker Co.
	3.500%, 03/15/25	1,000	997,231
	JPMorgan Chase & Co.
	3.300%, 04/01/26	7,900	7,717,816
	Juniper Networks, Inc.
	1.200%, 12/10/25	1,000	910,991

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Kellogg Co.
	3.250%, 04/01/26		1,122	$1,102,045
Kinder Morgan, Inc.
	4.300%, 06/01/25		2,000	2,017,107
Laboratory Corp. of America Holdings
	1.550%, 06/01/26		2,000	1,824,954
Lazard Group LLC
	3.750%, 02/13/25		2,460	2,456,779
Marathon Petroleum Corp.
	4.700%, 05/01/25		3,900	3,958,082
Marsh & McLennan Cos., Inc.
#	3.500%, 06/03/24		2,000	2,007,472
McDonald’s Corp.
	3.700%, 01/30/26		1,287	1,290,110
McKesson Corp.
	0.900%, 12/03/25		1,600	1,449,847
Medtronic, Inc.
	3.500%, 03/15/25		3,000	3,009,850
Morgan Stanley
	3.000%, 02/07/24	CAD	11,500	8,827,782
MPLX LP
	4.875%, 12/01/24		165	168,161
	1.750%, 03/01/26		3,900	3,561,794
Mylan, Inc.
Ω	3.125%, 01/15/23		3,550	3,550,526
	4.200%, 11/29/23		331	333,769
National Retail Properties, Inc.
	3.900%, 06/15/24		5,000	5,029,878
National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26		2,600	2,331,471
NetApp, Inc.
	3.250%, 12/15/22		500	501,432
#	1.875%, 06/22/25		7,000	6,596,008
Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	7,039,224
ONEOK, Inc.
	2.750%, 09/01/24		3,000	2,925,780
Oracle Corp.
	1.650%, 03/25/26		7,450	6,731,018
Paramount Global
#	4.750%, 05/15/25		2,038	2,088,130
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	779,605
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,991,952
Ω	4.450%, 01/29/26		1,715	1,720,459
Ω	1.700%, 06/15/26		4,000	3,627,368

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Philip Morris International, Inc.
2.875%, 05/01/24		500	$497,763
# 2.750%, 02/25/26		3,395	3,286,436
# 0.875%, 05/01/26		1,497	1,343,846
Phillips 66
1.300%, 02/15/26		3,500	3,199,197
Phillips 66 Partners LP
2.450%, 12/15/24		851	821,988
PPG Industries, Inc.
1.200%, 03/15/26		1,202	1,094,983
Public Storage
# 0.875%, 02/15/26		4,000	3,616,286
PulteGroup, Inc.
5.500%, 03/01/26		1,000	1,043,387
PVH Corp.
4.625%, 07/10/25		2,369	2,383,420
Roper Technologies, Inc.
1.000%, 09/15/25		1,500	1,372,421
Ross Stores, Inc.
4.600%, 04/15/25		2,000	2,044,270
Royalty Pharma PLC
1.200%, 09/02/25		6,000	5,447,486
Ryder System, Inc.
3.400%, 03/01/23		2,325	2,339,329
2.500%, 09/01/24		2,000	1,944,630
Sempra Energy
3.300%, 04/01/25		3,531	3,481,813
Simon Property Group LP
# 2.000%, 09/13/24		5,000	4,846,251
3.500%, 09/01/25		3,500	3,474,980
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,017,438
5.250%, 05/04/25		4,500	4,651,740
Southwestern Electric Power Co.
1.650%, 03/15/26		5,345	4,922,685
Steel Dynamics, Inc.
2.400%, 06/15/25		2,100	2,004,059
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	5,000	3,794,613
UnitedHealth Group, Inc.
# 1.150%, 05/15/26		1,250	1,139,588
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,941,797
Valero Energy Corp.
2.850%, 04/15/25		514	499,979
Ventas Realty LP
3.500%, 04/15/24		1,000	996,400
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	999,040
# 1.450%, 03/20/26		7,100	6,507,254
VMware, Inc.
1.400%, 08/15/26		3,725	3,338,826

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	$664,493
Wells Fargo & Co.
3.184%, 02/08/24	CAD	4,250	3,273,226
3.550%, 09/29/25		2,500	2,480,202
3.000%, 04/22/26		4,000	3,849,480
2.975%, 05/19/26	CAD	1,000	740,567
Western Union Co. (The)
1.350%, 03/15/26		3,062	2,774,254
Whirlpool Corp.
3.700%, 03/01/23		1,000	1,007,659
Williams Cos., Inc. (The)
3.700%, 01/15/23		1,670	1,677,522
WRKCo, Inc.
4.650%, 03/15/26		500	511,219

TOTAL UNITED STATES			427,411,980

TOTAL BONDS			1,038,843,036

	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (5.1%)
U.S. Treasury Notes
0.250%, 03/15/24	12,000	$11,469,844
0.375%, 04/15/24	28,000	26,759,687
0.375%, 07/15/24	20,000	18,977,344

TOTAL U.S. TREASURY OBLIGATIONS		57,206,875

TOTAL INVESTMENT SECURITIES (Cost $1,176,885,513)		1,096,049,911

	Shares
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	2,414,201	27,925,063

TOTAL INVESTMENTS — (100.0%) (Cost $1,204,811,343)		$1,123,974,974

As of April 30, 2022, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	51,230,882	CAD	65,358,899	State Street Bank and Trust	05/26/22	$355,801
USD	62,866,581	CAD	78,544,984	HSBC Bank	05/27/22	1,727,496
USD	5,308,555	GBP	4,044,780	Morgan Stanley and Co. International	06/29/22	221,835
USD	112,782,444	AUD	149,206,514	Barclays Capital	07/05/22	7,241,216
USD	6,119,518	SEK	57,610,987	HSBC Bank	07/06/22	241,267
USD	15,873,815	EUR	14,510,938	State Street Bank and Trust	07/08/22	515,598

Total Appreciation						$10,303,213
NZD	76,843,492	USD	53,243,703	Bank of New York	05/16/22	$(3,632,113)
CAD	9,318,336	USD	7,273,590	Bank of America Corp.	05/27/22	(20,237)
CAD	2,369,212	USD	1,859,717	Citibank, N.A.	05/27/22	(15,533)
GBP	2,020,793	USD	2,644,659	Bank of America Corp.	06/29/22	(103,307)
NOK	78,425,981	USD	8,985,837	Royal Bank of Scotland	07/01/22	(622,409)
AUD	13,026,156	USD	9,686,158	Australia And New Zealand Banking Group	07/05/22	(472,106)
AUD	5,689,625	USD	4,041,164	JP Morgan	07/05/22	(16,607)
EUR	2,223,318	USD	2,426,729	Australia And New Zealand Banking Group	07/08/22	(73,594)
EUR	1,738,414	USD	1,843,625	Bank of America Corp.	07/08/22	(3,707)

Total (Depreciation)						$(4,959,613)

Total Appreciation (Depreciation)						$5,343,600

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$77,008,270	—	$77,008,270
Belgium	—	8,410,165	—	8,410,165
Canada	—	153,303,796	—	153,303,796
Denmark	—	345,447	—	345,447
France	—	20,274,871	—	20,274,871
Germany	—	53,176,524	—	53,176,524
Ireland	—	7,356,203	—	7,356,203
Italy	—	10,146,553	—	10,146,553
Japan	—	48,091,052	—	48,091,052
Netherlands	—	22,028,887	—	22,028,887
New Zealand	—	3,637,226	—	3,637,226
Norway	—	45,665,845	—	45,665,845
Spain	—	11,568,738	—	11,568,738
Supranational Organization Obligations	—	79,579,308	—	79,579,308
Sweden	—	13,041,325	—	13,041,325
Switzerland	—	16,987,744	—	16,987,744
United Kingdom	—	40,809,102	—	40,809,102
United States	—	427,411,980	—	427,411,980
U.S. Treasury Obligations	—	57,206,875	—	57,206,875
Securities Lending Collateral	—	27,925,063	—	27,925,063
Forward Currency Contracts**	—	5,343,600	—	5,343,600

TOTAL	—	$1,129,318,574	—	$1,129,318,574

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

25

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (75.4%)
AUSTRALIA — (9.1%)
Australia & New Zealand Banking Group Ltd.
#	3.700%, 11/16/25		25,712	$25,942,625
Australia Government Bond
Ω	3.250%, 04/21/25	AUD	26,700	19,151,489
Ω	0.250%, 11/21/25	AUD	260,740	168,343,319
Ω	4.250%, 04/21/26	AUD	11,750	8,739,206
Ω	0.500%, 09/21/26	AUD	11,200	7,142,380
Bank of New Zealand
Ω	1.000%, 03/03/26		6,717	6,058,971
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		154,303	138,930,594
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 1.100%, 06/19/24	AUD	22,250	15,801,869
Ω	1.388%, 01/12/25		13,200	12,516,900
(r)	3M Swap + 0.770%, FRN, 1.180%, 01/21/25	AUD	52,110	36,853,111
	3.375%, 01/14/26		42,854	42,643,472
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	193,900	141,653,528
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	122,000	86,531,023
South Australian Government Financing Authority
Ω	3.000%, 07/20/26	AUD	54,500	38,276,959
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	124,420	80,287,582
Westpac Banking Corp.
(r)Ω	3M Swap + 1.140%, FRN, 1.667%, 04/24/24	AUD	36,100	25,746,337
(r)Ω	3M Swap + 0.880%, FRN, 0.958%, 08/16/24	AUD	44,600	31,652,258
	1.019%, 11/18/24		2,000	1,894,662
#	2.350%, 02/19/25		25,956	25,234,881
#	2.850%, 05/13/26		57,130	55,543,654
#	1.150%, 06/03/26		113,167	102,689,173
Ω	4.125%, 06/04/26	AUD	15,300	10,905,676

TOTAL AUSTRALIA				1,082,539,669

			Face Amount^	Value†
			(000)
AUSTRIA — (0.9%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		61,554	$58,181,862
	0.375%, 09/17/25		55,300	50,575,168

TOTAL AUSTRIA				108,757,030

BELGIUM — (1.9%)
Dexia Credit Local SA
Ω	0.500%, 07/16/24		47,486	44,992,035
Ω	1.125%, 04/09/26		184,130	170,146,382
Ω	1.125%, 04/09/26		17,400	16,078,570

TOTAL BELGIUM.				231,216,987

CANADA — (13.5%)
Bank of Montreal
	2.700%, 09/11/24	CAD	67,550	51,732,684
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	70,000	53,248,823
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	25,000	19,308,761
CDP Financial, Inc.
Ω	0.875%, 06/10/25		10,820	10,122,651
Ω	1.000%, 05/26/26		35,550	32,714,665
CPPIB Capital, Inc.
#Ω	0.875%, 09/09/26		415,950	377,547,271
Manitoba, Province of Canada
	2.600%, 04/16/24		32,000	31,849,952
Ontario Teachers’ Finance Trust
#Ω	0.875%, 09/21/26		168,686	152,622,427
Ontario, Province of Canada
	3.050%, 01/29/24		60,000	60,261,248
Province of Alberta Canada
	2.200%, 06/01/26	CAD	26,281	19,701,391
Province of British Columbia Canada
	0.900%, 07/20/26		9,671	8,812,602
Province of Ontario Canada
#	0.625%, 01/21/26		145,200	132,429,660
#	1.050%, 04/14/26		146,043	134,635,581
PSP Capital, Inc.
Ω	0.500%, 09/15/24		7,187	6,787,536
Ω	1.000%, 06/29/26		76,871	70,286,999
Quebec, Province of Canada
	2.500%, 04/09/24		92,463	91,917,468
Royal Bank of Canada
Ω	4.200%, 06/22/26	AUD	6,439	4,580,639

26

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	84,000	$65,117,409
#	0.750%, 09/11/25		12,650	11,491,051
Ω	1.128%, 12/09/25	CAD	77,600	54,497,894
#	0.750%, 01/06/26		91,570	82,331,952
#	1.200%, 06/03/26		151,863	136,899,059

TOTAL CANADA				1,608,897,723

DENMARK — (1.4%)
Kommunekredit
Ω	0.500%, 01/28/26		179,735	163,391,794

FINLAND — (2.1%)
Finnvera Oyj
Ω	1.125%, 10/27/26		51,174	46,940,007
Kuntarahoitus Oyj
Ω	0.625%, 03/20/26		181,228	165,338,098
Nordea Bank Abp
#Ω	0.750%, 08/28/25		37,450	34,082,947

TOTAL FINLAND				246,361,052

FRANCE — (4.4%)
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		181,800	166,033,291
Caisse d’Amortissement de la Dette Sociale
Ω	0.375%, 05/27/24		44,000	41,849,280
Ω	0.625%, 02/18/26		219,983	200,614,144
SFIL SA
Ω	0.625%, 02/09/26		129,200	117,512,642

TOTAL FRANCE				526,009,357

GERMANY — (3.7%)
Erste Abwicklungsanstalt
Ω	0.875%, 10/30/24		64,800	61,728,540
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24		55,900	53,417,273
Ω	4.000%, 02/27/25	AUD	18,390	13,264,115
	0.625%, 01/22/26		40,396	37,021,353
	3.200%, 09/11/26	AUD	15,800	11,037,752
Landeskreditbank Baden-Wuerttemberg Foerderbank
	2.000%, 07/23/24		10,154	9,963,288
	4.250%, 08/07/25	AUD	2,300	1,662,971
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	10,000	7,304,751
Ω	4.250%, 01/09/25	AUD	3,400	2,468,174
	0.500%, 05/27/25		1,253	1,162,358
	0.875%, 03/30/26		121,435	111,818,390
Ω	4.750%, 05/06/26	AUD	31,370	23,256,139

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
NRW Bank
Ω	0.875%, 03/09/26		10,506	$9,660,300
	1.050%, 03/31/26	AUD	27,092	17,322,306
State of North Rhine-Westphalia Germany
Ω	1.000%, 04/21/26		89,700	82,777,810

TOTAL GERMANY				443,865,520

NETHERLANDS — (3.1%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	29,775	20,961,268
Ω	0.500%, 11/24/25		52,014	47,582,839
Ω	1.900%, 11/26/25	AUD	5,690	3,803,155
Ω	2.375%, 03/16/26		66,500	64,821,806
Ω	0.875%, 05/18/26		90,890	83,169,585
Ω	0.875%, 05/18/26		31,454	28,805,742
Cooperatieve Rabobank UA
#	1.375%, 01/10/25		54,684	51,793,694
Nederlandse Waterschapsbank NV
Ω	0.500%, 12/02/25		10,755	9,818,910
Shell International Finance BV
#	3.250%, 05/11/25		26,035	25,952,968
#	2.875%, 05/10/26		26,274	25,575,794

TOTAL NETHERLANDS.				362,285,761

NEW ZEALAND — (1.0%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	41,000	25,017,208
Ω	2.750%, 04/15/25	NZD	10,000	6,328,106
	0.500%, 05/15/26	NZD	56,900	32,559,742
New Zealand Local Government Funding Agency Bond
Ω	2.250%, 04/15/24	NZD	86,399	54,089,425
	2.750%, 04/15/25	NZD	9,466	5,882,055

TOTAL NEW ZEALAND				123,876,536

NORWAY — (2.7%)
Equinor ASA
#	1.750%, 01/22/26		18,950	17,751,010
Kommunalbanken AS
	2.000%, 06/19/24		4,900	4,814,524
	4.250%, 07/16/25	AUD	26,792	19,429,737
	4.000%, 08/20/25	NZD	943	604,887
Ω	0.375%, 09/11/25		3,470	3,175,002
Ω	0.500%, 01/13/26		100,500	91,604,599
	0.600%, 06/01/26	AUD	21,226	13,319,277
Ω	1.125%, 10/26/26		182,196	167,265,641

TOTAL NORWAY				317,964,677

27

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.9%)
African Development Bank
	0.875%, 03/23/26		161,877	$149,255,287
	4.500%, 06/02/26	AUD	24,000	17,613,779
	0.875%, 07/22/26		90,194	82,477,001
Asian Development Bank
	1.625%, 03/15/24		44,500	43,609,301
	0.375%, 06/11/24		17,000	16,165,049
	3.750%, 03/12/25	AUD	25,500	18,264,548
#	0.500%, 02/04/26		9,728	8,864,330
#	1.000%, 04/14/26		191,871	177,340,609
	0.500%, 05/05/26	AUD	22,755	14,295,826
Asian Infrastructure Investment Bank
	2.250%, 05/16/24		25,326	25,026,154
	0.500%, 10/30/24		27,477	25,809,583
#	0.500%, 01/27/26		317,538	287,726,717
Ω	1.000%, 05/06/26	AUD	12,400	7,920,307
European Bank for Reconstruction & Development
	0.500%, 01/28/26		319,827	291,157,154
European Investment Bank
	3.250%, 01/29/24		10,500	10,597,827
#	2.250%, 06/24/24		43,200	42,714,412
	0.750%, 09/09/24	NOK	113,000	11,580,532
Ω	2.900%, 10/17/25	AUD	6,252	4,354,542
#	0.375%, 12/15/25		50,424	45,951,233
#	0.375%, 03/26/26		74,925	67,687,994
Inter-American Development Bank
	3.000%, 02/21/24		12,300	12,360,447
	4.750%, 08/27/24	AUD	20,500	15,018,155
	0.500%, 09/23/24		3,628	3,430,582
Ω	2.750%, 10/30/25	AUD	21,735	15,045,057
#	0.875%, 04/20/26		103,197	94,832,712
	4.250%, 06/11/26	AUD	56,000	40,680,692
Inter-American Investment Corp.
Ω	1.750%, 10/02/24		4,860	4,724,047
Ω	0.625%, 02/10/26		8,518	7,762,434
International Bank for Reconstruction & Development
	2.500%, 03/19/24		110,143	109,667,879
	2.250%, 03/28/24		37,370	36,985,407
	1.375%, 02/19/25	NZD	8,388	5,032,050
	0.625%, 01/14/26	CAD	64,576	46,026,328
	0.500%, 05/18/26	AUD	41,779	26,222,243
International Finance Corp.
Ω	4.000%, 04/03/25	AUD	38,852	28,025,802
Ω	3.200%, 07/22/26	AUD	107,200	74,911,350
Nordic Investment Bank
#	0.500%, 01/21/26		28,100	25,581,781

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,894,719,151

			Face Amount^	Value†
			(000)
SWEDEN — (3.9%)
Skandinaviska Enskilda Banken AB
#Ω	0.850%, 09/02/25		59,880	$54,726,727
Ω	1.400%, 11/19/25		159,000	147,771,420
#Ω	1.200%, 09/09/26		182,950	164,511,106
Svensk Exportkredit AB
	0.375%, 07/30/24		72,022	68,101,473
	0.625%, 10/07/24		22,000	20,817,500
Svenska Handelsbanken AB
#Ω	0.550%, 06/11/24		4,500	4,243,968

TOTAL SWEDEN				460,172,194

SWITZERLAND — (1.7%)
Nestle Holdings, Inc.
Ω	3.500%, 09/24/25		2,850	2,875,499
#Ω	0.625%, 01/15/26		28,481	25,768,162
Novartis Capital Corp.
#	3.400%, 05/06/24		10,000	10,073,090
#	3.000%, 11/20/25		24,190	23,982,205
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24		106,000	104,008,318
#Ω	0.991%, 03/05/26		36,750	33,628,607
Ω	2.625%, 05/15/26		6,253	6,064,313

TOTAL SWITZERLAND				206,400,194

UNITED STATES — (10.1%)
Amazon.com, Inc.
	2.730%, 04/13/24		120,000	119,868,037
#	0.450%, 05/12/24		29,300	27,970,483
#	0.800%, 06/03/25		7,931	7,405,572
	1.000%, 05/12/26		217,070	197,912,287
Apple, Inc.
	1.125%, 05/11/25		30,301	28,562,872
#	3.200%, 05/13/25		24,000	24,059,545
#	0.550%, 08/20/25		60,000	55,278,605
#	0.700%, 02/08/26		234,673	214,327,161
	3.250%, 02/23/26		8,458	8,441,845
Ω	3.600%, 06/10/26	AUD	4,150	2,924,472
Berkshire Hathaway, Inc.
#	3.125%, 03/15/26		39,087	38,801,756
Chevron Corp.
#	1.554%, 05/11/25		39,200	37,164,691
	3.326%, 11/17/25		7,847	7,814,749
	2.954%, 05/16/26		4,000	3,911,475
Chevron USA, Inc.
#	0.687%, 08/12/25		28,037	25,768,570
Exxon Mobil Corp.
#	2.709%, 03/06/25		9,300	9,165,178
#	2.275%, 08/16/26		10,000	9,565,581
Johnson & Johnson
#	2.450%, 03/01/26		17,130	16,666,385
Merck & Co., Inc.
#	0.750%, 02/24/26		32,367	29,458,548

28

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
National Securities Clearing Corp.
	1.500%, 04/23/25	27,988	$26,426,883
Ω	1.500%, 04/23/25	26,428	24,953,897
#Ω	0.750%, 12/07/25	70,913	64,497,624
Ω	0.750%, 12/07/25	21,975	19,986,960
Procter & Gamble Co.
#	0.550%, 10/29/25	26,600	24,477,940
#	1.000%, 04/23/26	32,107	29,347,520
Texas Instruments, Inc.
	1.375%, 03/12/25	10,000	9,502,732
Visa, Inc.
	3.150%, 12/14/25	29,894	29,683,700
Walmart, Inc.
#	1.050%, 09/17/26	122,100	111,126,190

TOTAL UNITED STATES			1,205,071,258

TOTAL BONDS			8,981,528,903

U.S. TREASURY OBLIGATIONS — (22.0%)
U.S. Treasury Notes
	0.875%, 01/31/24	300,000	290,906,250
	0.125%, 02/15/24	434,000	414,893,827

		Face Amount^	Value†
		(000)
	2.750%, 02/15/24	200,000	$200,320,312
	2.125%, 02/29/24	125,000	123,803,711
	2.375%, 02/29/24	225,000	223,839,844
	0.250%, 03/15/24	250,000	238,955,078
	0.375%, 04/15/24	25,000	23,892,578
	0.625%, 10/15/24	167,000	158,271,641
	0.750%, 11/15/24	450,000	426,796,875
	1.000%, 12/15/24	549,000	523,394,300

TOTAL U.S. TREASURY OBLIGATIONS			2,625,074,416

TOTAL INVESTMENT SECURITIES (Cost $12,380,749,814)			11,606,603,319

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	26,329,078	304,548,449

TOTAL INVESTMENTS — (100.0%) (Cost $12,685,309,982)			$11,911,151,768

As of April 30, 2022, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	102,304,688	AUD	143,575,371	JP Morgan	05/02/22	$861,510
USD	100,811,997	AUD	141,770,681	Mellon Bank	05/06/22	639,548
USD	136,330,117	NZD	196,206,434	UBS AG	05/13/22	9,655,955
USD	20,804,251	NZD	30,749,132	Bank of America Corp.	05/17/22	952,019
USD	44,163,892	CAD	55,198,011	HSBC Bank	05/24/22	1,198,018
USD	68,874,805	CAD	87,827,608	Bank of America Corp.	05/26/22	510,178
USD	112,088,286	CAD	140,314,975	State Street Bank and Trust	06/01/22	2,867,595
USD	41,647,942	AUD	58,439,153	HSBC Bank	06/02/22	335,574
USD	75,268,968	AUD	106,304,969	HSBC Bank	06/06/22	113,360
USD	37,174,305	CAD	46,457,829	State Street Bank and Trust	06/06/22	1,012,404
SGD	8,341,700	USD	6,013,406	HSBC Bank	06/08/22	17,987
USD	19,213,186	SGD	26,148,760	Societe Generale	06/08/22	306,555
USD	102,879,949	AUD	137,107,271	Bank of New York	06/29/22	5,907,589
USD	105,456,056	AUD	140,113,009	Bank of New York	06/30/22	6,356,034
USD	23,628,710	NOK	206,090,863	Citibank, N.A.	07/05/22	1,650,374
USD	108,523,065	CAD	136,752,834	Barclays Capital	07/07/22	2,093,947
USD	104,558,171	AUD	139,804,192	State Street Bank and Trust	07/07/22	5,664,659
USD	92,496,656	AUD	124,083,151	State Street Bank and Trust	07/08/22	4,722,423
USD	74,113,089	CAD	93,465,425	UBS AG	07/11/22	1,374,637
USD	100,861,698	AUD	135,876,520	HSBC Bank	07/12/22	4,739,179
USD	104,638,339	AUD	140,360,755	HSBC Bank	07/13/22	5,342,044
USD	89,371,593	AUD	121,221,196	HSBC Bank	07/18/22	3,608,776

29

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	97,324,739	AUD	130,817,322	HSBC Bank	07/19/22	$4,771,343
USD	97,292,388	AUD	130,768,635	Barclays Capital	07/20/22	4,772,027
USD	65,525,159	AUD	89,581,084	HSBC Bank	07/21/22	2,144,512

Total Appreciation						$71,618,247
AUD	18,270,402	USD	13,229,779	Bank of America Corp.	05/02/22	$(320,826)
AUD	106,304,969	USD	75,227,774	HSBC Bank	05/02/22	(117,998)
AUD	19,000,000	USD	13,761,607	JP Morgan	05/02/22	(337,157)
AUD	37,272,963	USD	28,020,707	Bank of America Corp.	05/06/22	(1,684,344)
NZD	24,680,788	USD	16,734,196	Bank of America Corp.	05/13/22	(799,866)
CAD	22,741,356	USD	17,850,059	Bank of America Corp.	06/01/22	(148,267)
CAD	43,006,622	USD	34,463,168	State Street Bank and Trust	06/01/22	(986,962)
SGD	614,702	USD	452,139	Citibank, N.A.	06/08/22	(7,685)
SGD	17,192,358	USD	12,453,275	HSBC Bank	06/08/22	(22,493)
AUD	5,740,250	USD	4,295,653	Bank of New York	06/30/22	(235,652)
NOK	96,543,709	USD	10,869,388	Bank of New York	07/05/22	(573,589)
AUD	4,467,884	USD	3,172,540	JP Morgan	07/07/22	(12,086)
CAD	93,802,866	USD	74,615,065	Morgan Stanley and Co. International	07/07/22	(1,612,144)
AUD	16,715,216	USD	12,342,967	Bank of New York	07/13/22	(518,016)

Total (Depreciation)						$(7,377,085)

Total Appreciation (Depreciation)						$64,241,162

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,082,539,669	—	$1,082,539,669
Austria	—	108,757,030	—	108,757,030
Belgium	—	231,216,987	—	231,216,987
Canada	—	1,608,897,723	—	1,608,897,723
Denmark	—	163,391,794	—	163,391,794
Finland	—	246,361,052	—	246,361,052
France	—	526,009,357	—	526,009,357
Germany	—	443,865,520	—	443,865,520
Netherlands	—	362,285,761	—	362,285,761
New Zealand	—	123,876,536	—	123,876,536
Norway	—	317,964,677	—	317,964,677
Supranational Organization Obligations	—	1,894,719,151	—	1,894,719,151
Sweden	—	460,172,194	—	460,172,194
Switzerland	—	206,400,194	—	206,400,194
United States	—	1,205,071,258	—	1,205,071,258
U.S. Treasury Obligations	—	2,625,074,416	—	2,625,074,416

30

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$304,548,449	—	$304,548,449
Forward Currency Contracts**	—	64,241,162	—	64,241,162

TOTAL.	—	$11,975,392,930	—	$11,975,392,930

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (96.6%)
AUSTRALIA — (7.8%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$12,539,335
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	43,500	30,880,863
Ω	1.750%, 08/21/31	AUD	7,000	4,258,690
Ω	1.750%, 07/20/34	AUD	7,000	3,995,979
South Australian Government Financing Authority
Ω	1.750%, 05/24/32	AUD	6,000	3,592,620
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	7,487,980
	2.250%, 11/20/34	AUD	51,500	31,003,542
	2.000%, 09/17/35	AUD	11,000	6,322,788
Western Australian Treasury Corp.
Ω	2.000%, 10/24/34	AUD	10,000	5,878,120

TOTAL AUSTRALIA				105,959,917

BELGIUM — (0.7%)
Kingdom of Belgium Government Bond
Ω	1.250%, 04/22/33	EUR	9,000	9,321,941

CANADA — (13.0%)
CPPIB Capital, Inc.
Ω	1.125%, 12/14/29	GBP	1,000	1,158,532
Ω	1.500%, 03/04/33	EUR	31,520	31,770,454
Province of Alberta Canada
	2.050%, 06/01/30	CAD	4,000	2,793,134
	3.500%, 06/01/31	CAD	28,000	21,683,789
	3.900%, 12/01/33	CAD	36,000	28,487,822
Province of Ontario Canada
	5.850%, 03/08/33	CAD	45,000	41,683,455
	5.600%, 06/02/35	CAD	13,000	12,014,362
Province of Quebec Canada
Ω	0.000%, 10/15/29	EUR	10,000	9,285,503
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	29,200	27,642,773

TOTAL CANADA				176,519,824

FINLAND — (5.6%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	45,591,891

			Face Amount^	Value†
			(000)
FINLAND — (Continued)
Kuntarahoitus Oyj
Ω	1.250%, 02/23/33	EUR	30,511	$30,717,966

TOTAL FINLAND				76,309,857

FRANCE — (24.2%)
Action Logement Services
Ω	0.500%, 10/30/34	EUR	25,200	22,418,523
Agence Francaise de Developpement
Ω	1.375%, 07/05/32	EUR	13,000	13,266,662
Agence Francaise de Developpement EPIC
Ω	0.875%, 05/25/31	EUR	5,500	5,453,002
French Republic Government Bond OAT
Ω	1.250%, 05/25/34	EUR	82,000	83,281,845
Ω	4.750%, 04/25/35	EUR	46,000	66,632,915
Ω	1.250%, 05/25/36	EUR	65,000	64,997,257
SNCF Reseau
Ω	5.250%, 12/07/28	GBP	11,713	17,369,781
	5.000%, 10/10/33	EUR	11,000	15,377,541
Societe Nationale SNCF SA
Ω	0.625%, 04/17/30	EUR	26,000	25,501,840
Unedic Asseo
Ω	1.500%, 04/20/32	EUR	9,000	9,351,184
Ω	1.250%, 05/25/33	EUR	3,400	3,405,523

TOTAL FRANCE				327,056,073

GERMANY — (5.5%)
Bundesrepublik Deutschland Bundesanleihe
Ω	0.000%, 05/15/35	EUR	5,000	4,599,309
Deutsche Bahn Finance GMBH
Ω	1.625%, 08/16/33	EUR	4,773	4,876,868
Kreditanstalt fuer Wiederaufbau
	5.750%, 06/07/32	GBP	22,000	36,475,528
Ω	0.050%, 09/29/34	EUR	10,000	8,643,672
State of North Rhine-Westphalia Germany
Ω	2.375%, 05/13/33	EUR	9,000	10,139,004
Ω	1.100%, 03/13/34	EUR	10,000	9,796,584

TOTAL GERMANY				74,530,965

NETHERLANDS — (1.7%)
BNG Bank NV
Ω	3.300%, 04/26/29	AUD	25,000	17,067,043

32

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
Ω	0.500%, 04/29/30	EUR	6,500	$6,319,876

TOTAL NETHERLANDS				23,386,919

NEW ZEALAND — (3.9%)
New Zealand Government Bond
Ω	3.500%, 04/14/33	NZD	82,000	52,135,573

NORWAY — (3.9%)
Equinor ASA
Ω	6.875%, 03/11/31	GBP	19,124	31,192,421
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	219,224	21,860,812

TOTAL NORWAY				53,053,233

SINGAPORE — (4.0%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	9,000	6,673,777
	3.375%, 09/01/33	SGD	62,000	48,037,167

TOTAL SINGAPORE				54,710,944

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.6%)
Asian Development Bank
	2.350%, 06/21/27	JPY	1,830,000	15,767,825
EUROFIMA
Ω	3.350%, 05/21/29	AUD	15,000	10,174,850
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
Ω	0.150%, 10/10/34	EUR	30,000	25,530,914
European Financial Stability Facility
Ω	1.250%, 05/24/33	EUR	30,000	30,304,712
European Investment Bank
Ω	1.900%, 01/26/26	JPY	2,297,800	18,940,464
	2.150%, 01/18/27	JPY	517,100	4,368,375
Ω	1.375%, 05/12/28	SEK	110,000	10,638,335
	5.625%, 06/07/32	GBP	5,800	9,512,931

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Stability Mechanism
Ω	1.200%, 05/23/33	EUR	38,500	$38,570,021
European Union
Ω	1.250%, 04/04/33	EUR	10,000	10,144,243
International Bank for Reconstruction & Development
	1.200%, 08/08/34	EUR	10,000	9,870,642

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				183,823,312

SWEDEN — (0.9%)
Sweden Government Bond
Ω	2.250%, 06/01/32	SEK	115,000	12,270,438

UNITED KINGDOM — (11.8%)
Network Rail Infrastructure Finance PLC
Ω	4.375%, 12/09/30	GBP	16,700	24,696,524
United Kingdom Gilt
Ω	4.250%, 06/07/32	GBP	8,650	13,195,693
Ω	4.500%, 09/07/34	GBP	17,000	27,138,307
Ω	0.625%, 07/31/35	GBP	90,000	94,127,329

TOTAL UNITED KINGDOM				159,157,853

TOTAL BONDS				1,308,236,849

U.S. TREASURY OBLIGATIONS — (3.4%)
U.S. Treasury Notes
	1.375%, 11/15/31		53,000	46,283,906

TOTAL INVESTMENT SECURITIES (Cost $ 1,619,378,276)				1,354,520,755

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,619,378,276)				$1,354,520,755

33

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2022, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	325,711	NOK	3,034,306	Barclays Capital	05/03/22	$2,202
NOK	208,436,459	USD	22,082,908	Barclays Capital	05/03/22	140,003
USD	24,134,391	NOK	212,752,559	State Street Bank and Trust	05/03/22	1,451,309
USD	74,875,694	AUD	105,312,770	Mellon Bank	05/06/22	463,707
USD	2,712,836	AUD	3,702,429	State Street Bank and Trust	05/06/22	96,771
USD	56,091,390	NZD	82,332,359	UBS AG	05/18/22	2,935,982
USD	62,432,421	CAD	78,032,242	HSBC Bank	05/27/22	1,692,453
USD	30,821,022	SGD	41,796,785	Societe Generale	06/24/22	599,698
USD	26,809,547	SGD	36,476,852	Societe Generale	06/27/22	434,735
USD	103,970,917	GBP	79,146,933	State Street Bank and Trust	06/29/22	4,435,636
USD	90,565,435	GBP	68,937,474	Barclays Capital	06/30/22	3,869,051
USD	110,484,490	EUR	99,600,236	State Street Bank and Trust	06/30/22	5,117,108
USD	80,910,661	EUR	73,732,597	Bank of America Corp.	07/05/22	2,887,177
USD	32,573,885	CAD	40,909,239	Bank of America Corp.	07/06/22	735,700
USD	41,336,607	JPY	5,108,443,660	Bank of America Corp.	07/06/22	1,879,934
USD	63,963,957	AUD	85,380,458	Barclays Capital	07/06/22	3,569,169
USD	103,771,058	EUR	94,814,969	State Street Bank and Trust	07/06/22	3,432,185
USD	30,751,532	EUR	28,158,103	Bank of America Corp.	07/11/22	943,847
USD	24,147,250	SEK	228,410,871	JP Morgan	07/11/22	838,084
USD	61,473,796	EUR	56,311,981	State Street Bank and Trust	07/11/22	1,862,899
USD	46,857,734	CAD	59,319,337	State Street Bank and Trust	07/12/22	693,397
USD	76,373,826	GBP	58,757,549	State Street Bank and Trust	07/12/22	2,472,517
USD	111,201,274	EUR	102,324,614	UBS AG	07/12/22	2,875,581
USD	24,116,693	EUR	22,160,023	Bank of America Corp.	07/13/22	655,609
USD	57,755,803	EUR	54,500,000	Bank of America Corp.	07/26/22	10,161
USD	58,020,753	EUR	54,739,064	HSBC Bank	07/26/22	21,810

Total Appreciation						$44,116,725
NOK	2,475,346	USD	288,249	Barclays Capital	05/03/22	$(24,335)
NOK	4,875,060	USD	560,158	Morgan Stanley and Co. International	05/03/22	(40,393)
AUD	7,197	USD	5,104	Citibank, N.A.	05/06/22	(18)
AUD	1,922,489	USD	1,373,376	JP Morgan	05/06/22	(14,982)
NZD	1,002,812	USD	657,777	Bank of America Corp.	05/18/22	(10,342)
SGD	850,278	USD	626,702	Citibank, N.A.	06/24/22	(11,905)
SGD	803,051	USD	588,855	Barclays Capital	06/27/22	(8,204)
SGD	971,608	USD	711,544	State Street Bank and Trust	06/27/22	(9,017)
AUD	2,268,162	USD	1,675,176	Australia And New Zealand Banking Group	07/06/22	(70,767)
CAD	2,546,421	USD	2,037,996	Royal Bank of Scotland	07/06/22	(56,208)
GBP	3,687,181	USD	4,816,069	HSBC Bank	07/12/22	(178,580)
USD	4,710,800	GBP	3,748,366	Royal Bank of Scotland	07/12/22	(3,643)
EUR	3,345,415	USD	3,642,863	Australia And New Zealand Banking Group	07/13/22	(101,031)
EUR	3,200,000	USD	3,483,302	HSBC Bank	07/13/22	(95,424)
EUR	3,200,000	USD	3,483,338	Royal Bank of Scotland	07/13/22	(95,459)
USD	22,185,005	NOK	209,296,855	Barclays Capital	07/27/22	(140,341)

Total (Depreciation)						$(860,649)

Total Appreciation (Depreciation)						$43,256,076

34

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$105,959,917	—	$105,959,917
Belgium	—	9,321,941	—	9,321,941
Canada	—	176,519,824	—	176,519,824
Finland	—	76,309,857	—	76,309,857
France	—	327,056,073	—	327,056,073
Germany	—	74,530,965	—	74,530,965
Netherlands	—	23,386,919	—	23,386,919
New Zealand	—	52,135,573	—	52,135,573
Norway	—	53,053,233	—	53,053,233
Singapore	—	54,710,944	—	54,710,944
Supranational Organization Obligations	—	183,823,312	—	183,823,312
Sweden	—	12,270,438	—	12,270,438
United Kingdom	—	159,157,853	—	159,157,853
U.S. Treasury Obligations	—	46,283,906	—	46,283,906
Forward Currency Contracts**	—	43,256,076	—	43,256,076

TOTAL	—	$1,397,776,831	—	$1,397,776,831

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

35

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.8%)
U.S. Treasury Notes
0.125%, 08/31/23	121,000	$117,308,555
0.250%, 09/30/23	113,000	109,512,890
0.125%, 10/15/23	22,250	21,496,455
0.500%, 11/30/23	100,000	96,777,344
0.125%, 12/15/23	120,000	115,321,874
0.750%, 12/31/23	103,000	99,853,671
0.125%, 01/15/24	98,500	94,413,789
0.875%, 01/31/24	87,000	84,362,812
0.125%, 02/15/24	96,000	91,773,750
0.250%, 03/15/24	100,000	95,582,031
0.375%, 04/15/24	105,000	100,348,828
0.375%, 08/15/24	138,000	130,577,110
0.375%, 09/15/24	115,000	108,535,742
0.625%, 10/15/24	78,000	73,923,282
1.500%, 10/31/24	82,000	79,335,000
0.750%, 11/15/24	75,000	71,132,812
1.000%, 12/15/24	75,000	71,501,953
1.750%, 12/31/24	118,000	114,598,282

TOTAL U.S. TREASURY OBLIGATIONS Cost ($1,702,239,959)		1,676,356,180

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	2,632,419	2,632,419

TOTAL INVESTMENTS — (100.0%) (Cost $1,704,872,378)		$1,678,988,599

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,676,356,180	—	$1,676,356,180
Temporary Cash Investments	$2,632,419	—	—	2,632,419

TOTAL	$2,632,419	$1,676,356,180	—	$1,678,988,599

See accompanying Notes to Financial Statements.

36

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (24.0%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,393,003
5.750%, 06/12/26	16,080	17,771,048
1.875%, 09/11/26	2,500	2,393,664
3.000%, 09/11/26	62,930	62,792,281
2.125%, 12/11/26	30,250	29,123,317
2.500%, 12/10/27	97,640	94,855,579
3.000%, 03/10/28	51,070	50,883,466
3.250%, 06/09/28	202,360	204,121,064
3.250%, 11/16/28	265,180	268,142,458
2.125%, 09/14/29	11,305	10,561,842
2.125%, 12/14/29	28,270	26,270,466
5.500%, 07/15/36	62,165	75,791,203
Tennessee Valley Authority
2.875%, 02/01/27	170,019	168,686,859
7.125%, 05/01/30	120,440	153,070,655
1.500%, 09/15/31	30,000	25,506,016
4.650%, 06/15/35	2,635	2,934,792

TOTAL AGENCY OBLIGATIONS		1,199,297,713

U.S. TREASURY OBLIGATIONS — (75.8%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	9,425,882
6.500%, 11/15/26	15,000	17,231,250
6.625%, 02/15/27	5,000	5,809,375
6.125%, 11/15/27	20,000	23,200,000
5.500%, 08/15/28	5,000	5,721,094
5.250%, 11/15/28	34,132	38,749,267
5.250%, 02/15/29	10,000	11,403,906
6.125%, 08/15/29	6,278	7,590,249
6.250%, 05/15/30	74,039	91,670,032
5.375%, 02/15/31	82,250	97,973,887
4.500%, 02/15/36	202,750	241,826,896
U.S. Treasury Notes
1.625%, 02/15/26	9,000	8,573,203
2.250%, 03/31/26	8,000	7,792,500
2.375%, 04/30/26	13,000	12,721,211
1.625%, 05/15/26	83,000	78,807,852
2.125%, 05/31/26	25,000	24,205,078
1.875%, 06/30/26	40,000	38,334,375
1.875%, 07/31/26	45,000	43,089,258
1.500%, 08/15/26	95,000	89,396,484
1.375%, 08/31/26	11,000	10,297,461
1.625%, 09/30/26	19,000	17,955,742
1.625%, 10/31/26	31,000	29,268,359
2.000%, 11/15/26	122,550	117,490,026
1.500%, 01/31/27	5,000	4,679,883

	Face Amount	Value†
	(000)
2.250%, 02/15/27	51,500	$49,866,484
1.125%, 02/28/27	55,500	50,966,777
0.625%, 03/31/27	5,000	4,473,047
0.500%, 04/30/27	5,000	4,433,984
2.375%, 05/15/27	86,000	83,698,828
0.500%, 05/31/27	5,000	4,423,242
0.500%, 06/30/27	5,000	4,414,649
0.375%, 07/31/27	3,000	2,626,992
2.250%, 08/15/27	114,400	110,418,344
0.500%, 08/31/27	5,000	4,395,899
0.375%, 09/30/27	5,000	4,357,422
0.500%, 10/31/27	7,000	6,129,649
2.250%, 11/15/27	5,000	4,817,969
0.625%, 11/30/27	5,000	4,401,172
2.750%, 02/15/28	28,750	28,418,701
1.125%, 02/29/28	5,000	4,512,500
1.250%, 03/31/28	5,000	4,534,375
1.250%, 04/30/28	37,000	33,518,242
2.875%, 05/15/28	88,000	87,518,750
2.875%, 08/15/28	10,750	10,689,111
3.125%, 11/15/28	21,000	21,193,594
2.625%, 02/15/29	130,000	127,349,220
2.375%, 05/15/29	235,000	226,444,531
1.625%, 08/15/29	202,500	185,334,962
1.500%, 02/15/30	233,000	210,173,281
0.625%, 05/15/30	446,500	373,629,807
0.625%, 08/15/30	341,750	284,466,825
0.875%, 11/15/30	320,000	271,150,000
1.125%, 02/15/31	197,000	170,020,235
1.625%, 05/15/31	106,000	95,271,640
1.250%, 08/15/31	315,500	273,252,578
1.375%, 11/15/31	1,500	1,309,922

TOTAL U.S. TREASURY OBLIGATIONS		3,781,426,002

TOTAL INVESTMENT SECURITIES (Cost $5,467,234,448)		4,980,723,715

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	7,758,298	7,758,298

TOTAL INVESTMENTS — (100.0%) (Cost $5,474,992,746)		$4,988,482,013

37

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,199,297,713	—	$1,199,297,713
U.S. Treasury Obligations	—	3,781,426,002	—	3,781,426,002
Temporary Cash Investments	$7,758,298	—	—	7,758,298

TOTAL	$7,758,298	$4,980,723,715	—	$4,988,482,013

See accompanying Notes to Financial Statements.

38

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (91.2%)
7-Eleven, Inc.
#Ω	0.950%, 02/10/26		9,000	$8,049,125
AbbVie, Inc.
	3.800%, 03/15/25		10,000	10,008,889
	3.600%, 05/14/25		6,350	6,308,501
#	3.200%, 05/14/26		2,200	2,142,236
Activision Blizzard, Inc.
	3.400%, 09/15/26		5,000	4,961,214
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.450%, 10/01/25		1,800	1,768,615
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		4,000	3,847,612
#	6.500%, 07/15/25		7,102	7,361,367
	1.750%, 01/30/26		16,100	14,312,746
	4.450%, 04/03/26		410	400,196
Aetna, Inc.
	3.500%, 11/15/24		1,236	1,234,285
African Development Bank
	0.875%, 03/23/26		85,000	78,372,464
	0.875%, 07/22/26		101,800	93,089,992
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		15,200	13,881,771
Aircastle Ltd.
Ω	5.250%, 08/11/25		7,660	7,640,897
#	4.250%, 06/15/26		26,400	25,479,045
Aker BP ASA
Ω	3.000%, 01/15/25		5,250	5,118,350
Ω	2.875%, 01/15/26		5,700	5,430,243
Albemarle Corp.
	4.150%, 12/01/24		5,255	5,312,634
Ally Financial, Inc.
	5.125%, 09/30/24		1,000	1,029,352
Altria Group, Inc.
	1.000%, 02/15/23	EUR	15,875	16,779,557
#	2.350%, 05/06/25		5,000	4,764,270
Amazon.com, Inc.
#	1.000%, 05/12/26		74,137	67,593,971
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,129	2,094,192
American Campus Communities Operating Partnership LP
	3.300%, 07/15/26		5,296	5,220,788

			Face Amount^	Value†
			(000)
	American Electric Power Co., Inc.
#	1.000%, 11/01/25		1,582	$1,439,148
	American Express Co.
	2.500%, 08/01/22		1,220	1,221,981
	2.650%, 12/02/22		12,256	12,301,962
#	2.500%, 07/30/24		8,500	8,321,071
	2.250%, 03/04/25		10,000	9,643,980
	1.650%, 11/04/26		10,000	9,153,566
	American Honda Finance Corp.
	0.550%, 07/12/24		50,000	47,210,371
	American Tower Corp.
	3.375%, 05/15/24		7,200	7,179,291
	2.400%, 03/15/25		7,100	6,825,199
	4.000%, 06/01/25		5,189	5,179,587
	1.600%, 04/15/26		4,200	3,816,392
	3.375%, 10/15/26		11,000	10,564,357
	Ameriprise Financial, Inc.
#	2.875%, 09/15/26		3,000	2,905,984
	AmerisourceBergen Corp.
	3.400%, 05/15/24		4,200	4,193,543
	Amgen, Inc.
#	2.600%, 08/19/26		17,000	16,232,580
	Anthem, Inc.
	2.375%, 01/15/25		2,000	1,936,620
#	1.500%, 03/15/26		40,400	37,181,242
	Aon Global Ltd.
	3.500%, 06/14/24		10,000	10,013,078
	Apple, Inc.
	1.125%, 05/11/25		5,000	4,713,190
	0.700%, 02/08/26		27,000	24,659,136
	APT Pipelines Ltd., ,
Ω	4.200%, 03/23/25		21,618	21,663,182
	ArcelorMittal SA
	6.125%, 06/01/25		1,000	1,058,872
	Ares Capital Corp.
	3.250%, 07/15/25		14,376	13,688,607
#	3.875%, 01/15/26		32,404	31,108,830
	2.150%, 07/15/26		5,000	4,434,855
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	2,947,362
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,000	988,721
	Asian Development Bank
	0.375%, 06/11/24		15,000	14,263,278
	1.625%, 01/28/25	NZD	500	302,486
	1.000%, 04/14/26		55,700	51,481,839

39

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r)	0.580%, 05/28/24		54,250	$54,388,604
Asian Infrastructure Investment Bank
#	0.500%, 01/27/26		38,000	34,432,462
Ω	1.000%, 05/06/26	AUD	800	510,988
Assurant, Inc.
	4.200%, 09/27/23		6,000	6,077,817
AstraZeneca PLC
	3.375%, 11/16/25		10,000	9,953,459
#	0.700%, 04/08/26		20,063	17,941,949
AT&T, Inc.
	4.000%, 11/25/25	CAD	1,000	776,538
	4.125%, 02/17/26		8,000	8,191,845
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.760%, FRN
(r)	1.123%, 01/16/25	AUD	28,500	20,139,759
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)Ω	1.133%, 01/18/23	AUD	3,000	2,123,666
(r)Ω	0.850%, 08/29/24	AUD	10,000	7,079,265
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	37,100	23,953,122
Ω	4.250%, 04/21/26	AUD	17,300	12,867,087
AutoZone, Inc.
	2.875%, 01/15/23		12,501	12,516,942
Avnet, Inc.
	4.875%, 12/01/22		4,291	4,338,432
Banco Santander SA
	3.848%, 04/12/23		25,400	25,622,063
	3.496%, 03/24/25		4,000	3,935,009
Bank of America Corp.
	3.228%, 06/22/22	CAD	7,130	5,561,916
	3.300%, 01/11/23		563	567,528
	3.500%, 04/19/26		34,335	33,698,490
Bank of Montreal
	2.270%, 07/11/22	CAD	50,000	38,968,591
	2.890%, 06/20/23	CAD	12,900	10,014,131
	2.280%, 07/29/24	CAD	8,750	6,591,397
#	1.250%, 09/15/26		7,800	6,960,505
Bank of Montreal, Floating Rate Note, 3M Swap + 0.920%, FRN
(r)Ω	0.989%, 10/06/22	AUD	8,500	6,015,826
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)Ω	1.125%, 09/07/23	AUD	9,000	6,396,056

			Face Amount^	Value†
			(000)
Bank of New Zealand
Ω	1.000%, 03/03/26		3,000	$2,706,106
Bank of Nova Scotia
#	3.400%, 02/11/24		2,801	2,804,968
	0.650%, 07/31/24		300	281,190
	3.450%, 04/11/25		15,000	14,830,800
#	1.300%, 06/11/25		9,000	8,346,732
	1.050%, 03/02/26		20,000	17,986,916
Bank of Nova Scotia (The)
	2.700%, 08/03/26		4,000	3,813,127
#	1.300%, 09/15/26		19,675	17,625,211
Banque Federative du Credit Mutuel SA
Ω	0.998%, 02/04/25		2,950	2,724,838
	0.998%, 02/04/25		4,400	4,064,165
Barclays PLC
	3.650%, 03/16/25		12,419	12,223,177
	4.375%, 01/12/26		20,380	20,309,016
BAT Capital Corp.
#	3.222%, 08/15/24		1,800	1,774,982
#	3.215%, 09/06/26		8,300	7,845,566
BAT International Finance PLC
Ω	2.375%, 01/19/23	EUR	12,041	12,886,413
	7.250%, 03/12/24	GBP	2,443	3,278,251
Ω	3.950%, 06/15/25		1,900	1,873,816
#	1.668%, 03/25/26		15,948	14,305,914
Bayer U.S. Finance II LLC
Ω	2.850%, 04/15/25		1,523	1,470,199
Ω	4.250%, 12/15/25		13,000	13,049,485
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	988,918
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,004,097
Biogen, Inc.
#	4.050%, 09/15/25		25,000	24,864,916
BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		9,466	8,961,874
Ω	3.250%, 04/01/25		1,076	1,065,591
#Ω	3.900%, 04/09/25		2,000	2,014,741
#Ω	2.800%, 04/11/26		3,190	3,078,240
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	2,200	1,548,775
#Ω	0.875%, 05/18/26		102,312	93,621,373
Ω	0.875%, 05/18/26		8,000	7,326,443
Boardwalk Pipelines LP
#	5.950%, 06/01/26		2,260	2,373,981
Boeing Co.
	2.200%, 10/30/22		3,900	3,888,881
#	2.600%, 10/30/25		14,045	13,319,616
Boeing Co. (The)
#	2.800%, 03/01/23		4,000	3,982,881
#	3.100%, 05/01/26		4,800	4,539,886
	2.250%, 06/15/26		307	280,603

40

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Booking Holdings, Inc.
#	3.650%, 03/15/25		15,000	$15,027,052
BP Capital Markets PLC
	2.500%, 11/06/22		2,000	2,001,774
BPCE SA
Ω	1.125%, 01/18/23	EUR	1,600	1,700,553
Ω	2.375%, 01/14/25		17,527	16,756,103
BPCE SA, ,
Ω	1.000%, 01/20/26		20,000	17,885,912
Bristol-Myers Squibb Co.
	3.200%, 06/15/26		6,469	6,408,549
Brixmor Operating Partnership LP
	3.650%, 06/15/24		3,500	3,485,882
	3.850%, 02/01/25		2,651	2,645,842
Broadcom, Inc.
	4.250%, 04/15/26		7,000	7,246,977
Brookfield Asset Management, Inc.
	4.000%, 01/15/25		39,625	40,028,495
Brown & Brown, Inc.
	4.200%, 09/15/24		4,094	4,126,644
Bunge Ltd. Finance Corp.
#	1.630%, 08/17/25		800	742,408
Caisse d’Amortissement de la Dette Sociale
Ω	0.375%, 05/27/24		23,000	21,875,760
#Ω	0.625%, 02/18/26		29,000	26,426,265
Ω	0.625%, 02/18/26		27,600	25,169,901
Campbell Soup Co.
#	3.950%, 03/15/25		17,000	17,107,535
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.035%, FRN
(r)Ω	1.033%, 09/15/25	CAD	10,000	7,809,676
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.040%, FRN
(r)Ω	1.028%, 03/15/25	CAD	53,000	41,408,609
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω	1.018%, 03/15/24	CAD	25,000	19,512,455
Canadian Imperial Bank of Commerce
	2.300%, 07/11/22	CAD	60,000	46,769,315
	2.970%, 07/11/23	CAD	21,500	16,695,909
	3.290%, 01/15/24	CAD	20,000	15,457,595
	1.250%, 06/22/26		6,718	5,998,682
Canadian Natural Resources Ltd.
#	2.950%, 01/15/23		5,215	5,223,479
	3.900%, 02/01/25		5,389	5,395,555
	2.050%, 07/15/25		9,609	9,047,948

			Face Amount^	Value†
			(000)
	Capital One Financial Corp.
	3.750%, 04/24/24		1,959	$1,961,555
	3.300%, 10/30/24		2,228	2,199,413
	3.200%, 02/05/25		17,612	17,309,018
	Cardinal Health, Inc.
#	3.079%, 06/15/24		6,000	5,945,229
	Cargill, Inc.
Ω	0.750%, 02/02/26		3,200	2,889,438
	Carrier Global Corp.
	2.242%, 02/15/25		2,200	2,105,970
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		21,329	18,917,553
	Cenovus Energy, Inc.
	5.375%, 07/15/25		7,044	7,305,047
	Charles Schwab Corp.
#	0.900%, 03/11/26		11,064	10,032,706
	1.150%, 05/13/26		4,500	4,085,817
	Chevron Corp.
	3.326%, 11/17/25		4,000	3,983,560
	2.954%, 05/16/26		4,000	3,911,475
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22		7,000	7,017,997
	Cigna Corp.
#	3.250%, 04/15/25		1,260	1,249,257
	1.250%, 03/15/26		31,845	28,925,734
	Cintas Corp. No. 2
	3.450%, 05/01/25		11,050	11,003,519
	Citigroup, Inc.
#	3.400%, 05/01/26		36,850	35,913,360
#	3.200%, 10/21/26		9,000	8,674,862
	Citrix Systems, Inc.
	1.250%, 03/01/26		2,000	1,945,699
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	11,067,760
	CNH Industrial Capital LLC
#	1.950%, 07/02/23		4,000	3,937,762
#	4.200%, 01/15/24		2,570	2,601,248
	CNO Financial Group, Inc.
#	5.250%, 05/30/25		2,000	2,062,500
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		6,000	6,219,913
	Comcast Corp.
#	3.375%, 08/15/25		2,000	1,993,130
	3.150%, 03/01/26		10,000	9,819,836
	Comerica, Inc.
	3.700%, 07/31/23		3,000	3,019,868
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	1.008%, 08/16/23	AUD	13,000	9,233,881

41

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	$1,426,676
Constellation Brands, Inc.
	3.200%, 02/15/23		5,191	5,200,018
Constellation Energy Generation LLC
	3.250%, 06/01/25		23,728	23,249,506
Cooperatieve Rabobank UA
Ω	4.750%, 06/06/22	EUR	3,000	3,179,884
Ω	2.625%, 07/22/24		45,658	44,730,966
#	2.625%, 07/22/24		1,000	979,696
Corporate Office Properties LP
	2.250%, 03/15/26		8,645	8,018,081
Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	1,997,973
CPPIB Capital, Inc.
Ω	1.250%, 03/04/25		15,000	14,290,143
Credit Agricole SA
Ω	3.875%, 04/15/24		4,462	4,489,611
Ω	4.125%, 01/10/27		750	739,295
Credit Suisse Group AG
#	3.750%, 03/26/25		8,857	8,682,120
#	4.550%, 04/17/26		25,143	25,072,744
Crown Castle International Corp.
#	1.050%, 07/15/26		8,500	7,504,818
CVS Health Corp.
	3.875%, 07/20/25		1,000	1,004,402
Daimler Finance North America LLC
Ω	2.700%, 06/14/24		3,000	2,952,435
Ω	3.300%, 05/19/25		200	197,652
Ω	1.450%, 03/02/26		43,727	39,963,003
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		37,415	37,016,616
Danske Bank AS
Ω	0.875%, 05/22/23	EUR	1,500	1,585,283
Ω	5.375%, 01/12/24		2,000	2,039,886
Dexia Credit Local SA
Ω	0.250%, 06/02/22	EUR	8,000	8,443,670
Ω	1.125%, 04/09/26		23,700	21,900,121
Discover Financial Services
	4.500%, 01/30/26		403	407,757
Discovery Communications LLC
	3.450%, 03/15/25		1,200	1,177,628
#	4.900%, 03/11/26		10,500	10,669,822
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,038,111
Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,378,980

			Face Amount^	Value†
			(000)
Duke Energy Corp.
	2.650%, 09/01/26		5,800	$5,489,703
DXC Technology Co.
	1.800%, 09/15/26		2,639	2,358,435
Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		914	891,899
Eaton Corp.
	2.750%, 11/02/22		1,285	1,288,418
Edison International
	2.400%, 09/15/22		2,600	2,590,304
	2.950%, 03/15/23		2,000	1,992,960
	4.950%, 04/15/25		39,815	40,506,605
EMD Finance LLC
Ω	3.250%, 03/19/25		9,143	9,055,267
Emera U.S. Finance LP
	0.833%, 06/15/24		2,920	2,735,117
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	9,500	7,070,517
Enbridge, Inc.
	3.190%, 12/05/22	CAD	5,000	3,902,464
#	2.500%, 01/15/25		6,000	5,818,975
Enel Finance International NV
Ω	5.000%, 09/14/22	EUR	2,000	2,149,048
Energy Transfer LP
#	4.050%, 03/15/25		11,500	11,435,983
	2.900%, 05/15/25		6,500	6,273,988
	4.750%, 01/15/26		19,554	19,787,690
Enterprise Products Operating LLC
#	3.700%, 02/15/26		1,071	1,060,469
Equifax, Inc.
	3.950%, 06/15/23		10,000	10,086,048
Equinor ASA
#	1.750%, 01/22/26		10,100	9,460,960
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		20,900	21,041,615
European Investment Bank
Ω	0.500%, 07/19/22	SEK	40,000	4,075,845
#	2.250%, 06/24/24		41,000	40,539,141
European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r)Ω	0.518%, 03/05/24		23,500	23,576,610
Exelon Corp.
	3.950%, 06/15/25		3,300	3,325,278
Expedia Group, Inc.
	5.000%, 02/15/26		24,000	24,524,011
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	28,165,957

42

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Fidelity National Information Services, Inc.
	1.150%, 03/01/26		32,700	$29,567,105
Fiserv, Inc.
	3.200%, 07/01/26		12,650	12,251,221
Flex Ltd.
	4.750%, 06/15/25		11,825	12,045,012
	3.750%, 02/01/26		33,120	32,320,958
General Mills, Inc.
#	4.000%, 04/17/25		12,100	12,271,028
General Motors Co.
	6.125%, 10/01/25		5,700	6,016,954
General Motors Financial Co., Inc.
	3.550%, 07/08/22		1,150	1,154,166
	3.250%, 01/05/23		1,300	1,305,371
#	2.750%, 06/20/25		24,253	23,240,115
	1.250%, 01/08/26		6,200	5,547,354
	5.250%, 03/01/26		11,892	12,211,538
Georgia Power Co.
	3.250%, 04/01/26		3,300	3,222,975
Georgia-Pacific LLC
Ω	0.625%, 05/15/24		16,000	15,175,372
#Ω	3.600%, 03/01/25		2,350	2,351,538
Gilead Sciences, Inc.
	3.650%, 03/01/26		20,418	20,279,134
GlaxoSmithKline Capital PLC
	3.000%, 06/01/24		7,358	7,337,219
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	5,725,331
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,145	2,154,205
Ω	4.625%, 04/29/24		16,455	16,650,306
#Ω	1.625%, 09/01/25		6,626	6,090,994
Ω	1.625%, 04/27/26		20,600	18,646,043
Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,004,701
	1.500%, 11/15/24		3,500	3,306,040
#	2.650%, 02/15/25		10,500	10,132,410
#	1.200%, 03/01/26		15,648	14,056,075
Goldman Sachs Group, Inc.
Ω	3.250%, 02/01/23	EUR	10,360	11,177,270
	3.500%, 01/23/25		10,000	9,905,408
#	3.750%, 05/22/25		19,139	19,059,933
Halliburton Co.
	3.500%, 08/01/23		2,800	2,811,918
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		11,012	11,015,201
Ω	3.350%, 02/15/23		500	500,046
Hewlett Packard Enterprise Co.
#	4.450%, 10/02/23		17,587	17,844,245
#	1.450%, 04/01/24		10,000	9,635,815

			Face Amount^	Value†
			(000)
	4.900%, 10/15/25		500	$515,066
	1.750%, 04/01/26		12,700	11,741,270
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	20,000	15,585,879
HP, Inc.
#	2.200%, 06/17/25		19,000	18,048,056
	1.450%, 06/17/26		712	639,595
HSBC Holdings PLC
Ω	3.196%, 12/05/23	CAD	16,000	12,371,432
#	4.300%, 03/08/26		9,000	9,011,038
	3.900%, 05/25/26		2,500	2,461,984
Humana, Inc.
#	3.850%, 10/01/24		17,000	17,079,418
Huntington Bancshares, Inc.
	2.625%, 08/06/24		4,700	4,613,167
Hyatt Hotels Corp.
#	4.850%, 03/15/26		1,800	1,811,853
ING Groep NV
Ω	4.625%, 01/06/26		7,000	7,060,514
Inter-American Development Bank
	3.000%, 02/21/24		5,000	5,024,572
	0.875%, 04/20/26		108,323	99,543,241
	4.250%, 06/11/26	AUD	41,200	29,929,366
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	7,540	4,732,419
International Business Machines Corp.
	3.000%, 05/15/24		12,900	12,838,069
#	3.300%, 05/15/26		37,500	36,974,938
International Finance Corp.
Ω	3.200%, 07/22/26	AUD	5,500	3,843,399
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,000	1,011,323
Intesa Sanpaolo SpA
Ω	0.875%, 06/27/22	EUR	3,000	3,169,934
Ω	3.125%, 07/14/22		1,025	1,026,130
Jabil, Inc.
	1.700%, 04/15/26		19,780	17,843,272
Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	970,029
JM Smucker Co.
	3.500%, 03/15/25		1,000	997,231
JPMorgan Chase & Co.
#	3.625%, 05/13/24		5,125	5,167,313
	3.125%, 01/23/25		6,081	6,011,885
#	3.300%, 04/01/26		43,790	42,780,149
Juniper Networks, Inc.
	1.200%, 12/10/25		12,000	10,931,888

43

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Kellogg Co.
	0.800%, 11/17/22	EUR	6,000	$6,357,172
#	3.250%, 04/01/26		3,888	3,818,849
Kemper Corp.
#	4.350%, 02/15/25		8,000	7,958,785
Kinder Morgan, Inc.
	4.300%, 06/01/25		9,000	9,076,980
Kinross Gold Corp.
	5.950%, 03/15/24		3,715	3,848,325
Kommunalbanken AS
	4.250%, 07/16/25	AUD	190	137,789
Ω	0.500%, 01/13/26		29,000	26,433,168
Kommuninvest I Sverige AB
Ω	0.250%, 06/01/22	SEK	839,890	85,525,449
Ω	0.750%, 02/22/23	SEK	97,500	9,914,936
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	755,000	79,674,280
	0.250%, 03/08/24		40,800	38,987,920
Ω	1.625%, 04/03/24	NOK	122,000	12,819,733
	3.200%, 09/11/26	AUD	1,200	838,310
Kuntarahoitus Oyj
Ω	0.625%, 03/20/26		3,000	2,736,963
Laboratory Corp. of America Holdings
#	3.250%, 09/01/24		5,500	5,464,857
#	3.600%, 02/01/25		4,500	4,479,117
	1.550%, 06/01/26		10,800	9,854,752
Landwirtschaftliche Rentenbank
	0.875%, 03/30/26		10,000	9,208,086
Ω	4.750%, 05/06/26	AUD	14,100	10,453,031
Lazard Group LLC
	3.750%, 02/13/25		2,000	1,997,381
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	14,563,195
Lennar Corp.
	4.750%, 05/30/25		4,400	4,481,864
Lloyds Banking Group PLC
	4.450%, 05/08/25		3,600	3,636,548
Lowe’s Cos., Inc.
#	2.500%, 04/15/26		4,600	4,386,651
LSEGA Financing PLC
Ω	1.375%, 04/06/26		2,500	2,261,171
LyondellBasell Industries NV
	5.750%, 04/15/24		2,424	2,506,541
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25		65,000	64,161,447
#Ω	3.900%, 01/15/26		2,632	2,625,537
Marathon Petroleum Corp.
	4.700%, 05/01/25		12,646	12,834,335
#	5.125%, 12/15/26		4,118	4,298,380
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		35,360	35,492,096

			Face Amount^	Value†
			(000)
McDonald’s Corp.
	3.700%, 01/30/26		27,822	$27,889,237
McKesson Corp.
	0.900%, 12/03/25		15,057	13,643,968
Medtronic, Inc.
	3.500%, 03/15/25		38,000	38,124,761
Mercedes-Benz International Finance BV
Ω	2.000%, 09/04/23	GBP	2,000	2,497,548
Merck & Co., Inc.
#	0.750%, 02/24/26		8,100	7,372,146
Mitsubishi Corp.
Ω	3.375%, 07/23/24		750	750,361
Mitsubishi UFJ Financial Group, Inc.
Ω	0.680%, 01/26/23	EUR	15,142	16,052,553
	2.193%, 02/25/25		29,785	28,559,420
	1.412%, 07/17/25		1,000	922,143
	2.757%, 09/13/26		5,000	4,734,154
Morgan Stanley
	3.000%, 02/07/24	CAD	8,500	6,524,882
	3.875%, 04/29/24		8,104	8,158,557
	4.000%, 07/23/25		11,300	11,289,080
	3.875%, 01/27/26		12,375	12,266,908
	3.125%, 07/27/26		21,000	20,119,441
MPLX LP
	4.875%, 12/01/24		6,290	6,410,493
#	4.000%, 02/15/25		1,000	998,664
	1.750%, 03/01/26		18,950	17,306,668
Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,125,759
	4.200%, 11/29/23		663	668,546
National Australia Bank Ltd.
	2.500%, 05/22/22		30,800	30,818,536
	3.375%, 01/14/26		7,400	7,363,646
National Australia Bank Ltd., 3M Swap + 0.770%, FRN
(r)	1.180%, 01/21/25	AUD	3,000	2,121,653
National Australia Bank Ltd., 3M Swap + 0.920%, FRN
(r)	1.100%, 06/19/24	AUD	13,000	9,232,552
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	1.145%, 09/26/23	AUD	16,000	11,364,942
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)Ω	1.120%, 02/26/24	AUD	11,000	7,829,938
National Bank of Canada
	2.100%, 02/01/23		1,120	1,114,920
National Retail Properties, Inc.
	3.900%, 06/15/24		5,500	5,532,865

44

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26		6,000	$5,380,318
National Securities Clearing Corp.
Ω	0.750%, 12/07/25		4,000	3,638,127
Nationwide Building Society
Ω	3.900%, 07/21/25		42,918	43,057,994
Nationwide Building Society, ,
Ω	1.500%, 10/13/26		21,500	19,279,192
Natwest Group PLC
	4.800%, 04/05/26		12,323	12,430,033
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	200,924
NatWest Markets PLC
#Ω	3.479%, 03/22/25		50,000	49,536,003
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		1,399	1,265,744
NetApp, Inc.
#	1.875%, 06/22/25		5,000	4,711,435
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	24,000	17,533,186
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	9,500	6,282,481
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		4,500	4,181,972
#Ω	2.000%, 03/09/26		24,209	21,591,868
Nissan Motor Co. Ltd.
#Ω	3.522%, 09/17/25		8,557	8,261,766
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	10,872,943
	1.851%, 07/16/25		20,555	19,105,238
	1.653%, 07/14/26		17,657	15,850,855
Nordic Investment Bank
	1.875%, 04/10/24	NOK	489,000	51,592,345
#	0.500%, 01/21/26		3,000	2,731,151
Norway Government Bond
Ω	2.000%, 05/24/23	NOK	270,000	28,858,552
Ω	3.000%, 03/14/24	NOK	1,088,000	117,535,853
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,580,574
NTT Finance Corp.
Ω	1.162%, 04/03/26		25,550	23,068,162
#	1.162%, 04/03/26		5,000	4,514,318
Nutrien Ltd.
#	3.000%, 04/01/25		3,990	3,917,371
Nuveen Finance LLC
Ω	4.125%, 11/01/24		27,200	27,352,412
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,279,251

			Face Amount^	Value†
			(000)
Oracle Corp.
	3.400%, 07/08/24		5,000	$4,984,953
#	2.500%, 04/01/25		8,300	7,915,111
#	1.650%, 03/25/26		41,500	37,494,932
PACCAR Financial Corp.
	1.800%, 02/06/25		4,300	4,133,340
Paramount Global
	4.750%, 05/15/25		17,090	17,510,376
Parker-Hannifin Corp.
	3.300%, 11/21/24		2,130	2,115,570
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,559,211
Penske Truck Leasing Co. LP / PTL Finance Corp.
#Ω	3.450%, 07/01/24		636	629,879
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23		9,025	9,109,203
Ω	4.125%, 08/01/23		2,707	2,725,940
Ω	4.000%, 07/15/25		795	791,801
Ω	4.450%, 01/29/26		3,072	3,081,779
Ω	1.700%, 06/15/26		31,500	28,565,524
Perrigo Finance Unlimited Co.
#	3.900%, 12/15/24		6,632	6,525,046
Philip Morris International, Inc.
	2.875%, 05/01/24		1,500	1,493,289
	2.750%, 02/25/26		2,117	2,049,303
	0.875%, 05/01/26		2,974	2,669,738
Phillips 66
#	3.850%, 04/09/25		5,000	5,027,799
	1.300%, 02/15/26		6,500	5,941,366
Phillips 66 Partners LP
	2.450%, 12/15/24		11,084	10,706,123
	3.605%, 02/15/25		4,667	4,627,765
PNC Financial Services Group, Inc.
	2.200%, 11/01/24		2,057	2,011,527
PPG Industries, Inc.
	1.200%, 03/15/26		34,526	31,452,072
Principal Financial Group, Inc.
	3.400%, 05/15/25		3,000	2,966,479
Procter & Gamble Co.
#	2.700%, 02/02/26		900	885,233
Province of Alberta Canada
	2.650%, 09/01/23	CAD	21,500	16,729,047
Province of British Columbia Canada
	0.900%, 07/20/26		71,800	65,427,032
Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	11,929,986

45

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
#	0.625%, 01/21/26		118,667	$108,230,237
	1.050%, 04/14/26		50,860	46,887,325
Province of Quebec Canada
	3.000%, 09/01/23	CAD	40,000	31,273,265
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.968%, 10/13/24	CAD	30,000	23,677,733
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	1.258%, 10/19/23	CAD	15,000	11,805,122
PSP Capital, Inc.
#Ω	1.000%, 06/29/26		44,693	40,865,045
Public Storage
#	0.875%, 02/15/26		22,500	20,341,608
PulteGroup, Inc.
	5.500%, 03/01/26		3,000	3,130,160
PVH Corp.
	4.625%, 07/10/25		8,000	8,048,694
Quebec, Province of Canada
	2.500%, 04/09/24		3,000	2,982,300
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	500	354,635
Realty Income Corp.
	4.625%, 11/01/25		400	410,157
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		1,625	1,603,139
Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	15,191,632
	2.375%, 10/17/24		23,379	22,773,484
	1.250%, 02/17/26		3,000	2,727,600
Reynolds American, Inc.
	4.450%, 06/12/25		8,000	8,057,793
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		44,350	40,583,095
Rogers Communications, Inc.
#	3.625%, 12/15/25		313	311,225
Roper Technologies, Inc.
#	1.000%, 09/15/25		3,000	2,744,843
Ross Stores, Inc.
	4.600%, 04/15/25		7,200	7,359,371
	0.875%, 04/15/26		3,000	2,683,371
Royal Bank of Canada
	2.352%, 07/02/24	CAD	10,000	7,557,701
	0.875%, 01/20/26		56,400	50,602,521
#	1.200%, 04/27/26		12,000	10,827,553
Royalty Pharma PLC
#	1.200%, 09/02/25		15,303	13,893,814
Ryder System, Inc.
	3.400%, 03/01/23		18,180	18,292,044
	3.875%, 12/01/23		290	292,278

			Face Amount^	Value†
			(000)
	2.500%, 09/01/24		6,000	$5,833,891
	4.625%, 06/01/25		2,800	2,844,959
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	18,611,156
#	3.450%, 06/02/25		2,625	2,576,871
Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25		7,340	7,360,561
Sempra Energy
	3.300%, 04/01/25		12,308	12,136,549
SFIL SA
Ω	0.625%, 02/09/26		40,400	36,745,439
Shell International Finance BV
	3.250%, 05/11/25		2,000	1,993,698
#	2.875%, 05/10/26		4,200	4,088,389
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		10,000	9,121,411
#Ω	2.350%, 10/15/26		1,500	1,417,817
Simon Property Group LP
#	2.000%, 09/13/24		14,000	13,569,504
	3.500%, 09/01/25		18,500	18,367,750
#	3.300%, 01/15/26		2,000	1,966,022
Skandinaviska Enskilda Banken AB
Ω	1.250%, 08/05/22	GBP	2,000	2,510,600
Societe Generale SA
Ω	4.250%, 09/14/23		500	504,100
Ω	2.625%, 10/16/24		2,000	1,935,898
#Ω	1.375%, 07/08/25		6,600	6,088,620
Ω	4.000%, 01/12/27		4,000	3,828,489
Southern Power Co.
	1.000%, 06/20/22	EUR	9,710	10,260,551
	0.900%, 01/15/26		6,682	5,995,366
Southwest Airlines Co.
#	4.750%, 05/04/23		5,185	5,275,417
	5.250%, 05/04/25		15,890	16,425,812
Southwestern Electric Power Co.
	1.650%, 03/15/26		37,229	34,287,489
Spectra Energy Partners LP
	3.500%, 03/15/25		5,000	4,988,802
Standard Chartered PLC
Ω	4.050%, 04/12/26		8,744	8,629,803
State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)Ω	0.830%, 10/15/24	GBP	4,000	5,051,732
Steel Dynamics, Inc.
	2.800%, 12/15/24		3,500	3,425,087

46

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Stryker Corp.
#	3.375%, 11/01/25		20,700	$20,539,148
Sumitomo Mitsui Financial Group, Inc.
	2.784%, 07/12/22		1,150	1,152,737
	2.696%, 07/16/24		9,364	9,177,215
	1.474%, 07/08/25		11,000	10,176,348
#	0.948%, 01/12/26		24,971	22,360,095
	2.632%, 07/14/26		21,000	19,891,819
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		11,800	11,430,936
Suncor Energy, Inc.
	3.100%, 05/15/25		18,000	17,656,755
Telstra Corp. Ltd.
	3.125%, 01/17/23		577	568,585
Ω	3.125%, 04/07/25		4,395	4,330,900
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	555,309
Toronto-Dominion Bank
#	0.750%, 01/06/26		32,440	29,167,288
#	1.200%, 06/03/26		169,033	152,377,200
Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	7,200	5,098,664
Toyota Credit Canada, Inc.
	2.350%, 07/18/22	CAD	10,000	7,795,509
Toyota Motor Corp.
	1.339%, 03/25/26		12,018	11,057,369
Toyota Motor Credit Corp.
Ω	2.375%, 02/01/23	EUR	2,000	2,147,393
#	0.625%, 09/13/24		13,700	12,922,687
#	1.125%, 06/18/26		5,000	4,535,648
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	27,400	17,681,078
Truist Financial Corp.
#	2.850%, 10/26/24		4,000	3,953,695
UBS Group AG
Ω	1.750%, 11/16/22	EUR	7,052	7,515,020
Ω	4.125%, 09/24/25		17,000	16,976,706
	4.125%, 09/24/25		21,000	20,971,225
	4.125%, 04/15/26		4,000	3,966,979
Ω	4.125%, 04/15/26		2,700	2,677,711
UniCredit SpA
Ω	7.830%, 12/04/23		6,920	7,264,754
UnitedHealth Group, Inc.
	3.750%, 07/15/25		6,300	6,356,917
#	1.250%, 01/15/26		8,000	7,383,206
#	3.100%, 03/15/26		1,000	985,049
#	1.150%, 05/15/26		1,500	1,367,505
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		3,500	3,398,145

			Face Amount^	Value†
			(000)
Valero Energy Corp.
	2.850%, 04/15/25		6,788	$6,602,835
Ventas Realty LP
	3.500%, 04/15/24		1,000	996,400
#	2.650%, 01/15/25		2,000	1,936,584
	3.500%, 02/01/25		3,500	3,464,655
VeriSign, Inc.
	5.250%, 04/01/25		750	775,157
Verizon Communications, Inc.
#	3.376%, 02/15/25		5,000	4,995,200
#	0.850%, 11/20/25		4,900	4,473,074
#	1.450%, 03/20/26		29,100	26,670,576
VF Corp.
	2.400%, 04/23/25		1,382	1,336,736
ViacomCBS, Inc.
#	4.000%, 01/15/26		1,400	1,396,096
VMware, Inc.
	1.400%, 08/15/26		12,609	11,301,813
Volkswagen Financial Services AG
Ω	1.375%, 10/16/23	EUR	5,000	5,301,895
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	981,752
Volkswagen International Finance NV
Ω	0.875%, 01/16/23	EUR	4,200	4,451,412
Vornado Realty LP
	2.150%, 06/01/26		16,200	14,759,768
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		2,031	1,993,478
Walt Disney Co.
#	1.750%, 01/13/26		13,600	12,749,353
Wells Fargo & Co.
Ω	1.500%, 09/12/22	EUR	1,700	1,804,535
	3.184%, 02/08/24	CAD	35,750	27,533,608
#	3.000%, 02/19/25		15,800	15,515,982
	3.550%, 09/29/25		2,300	2,281,786
	3.000%, 04/22/26		5,840	5,620,241
	2.975%, 05/19/26	CAD	1,000	740,567
	3.000%, 10/23/26		11,800	11,267,230
Western Australian Treasury Corp.
Ω	2.750%, 10/20/22	AUD	13,000	9,265,193
Western Union Co. (The)
	1.350%, 03/15/26		55,086	49,909,398
Westpac Banking Corp.
	1.019%, 11/18/24		4,000	3,789,324
	2.850%, 05/13/26		8,100	7,875,085
	1.150%, 06/03/26		85,650	77,719,898
Ω	4.125%, 06/04/26	AUD	1,500	1,069,184

47

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Westpac Banking Corp., 3M Swap + 0.880%, FRN
(r)Ω	0.958%, 08/16/24	AUD	8,000	$5,677,535
Westpac Banking Corp., 3M Swap + 1.140%, FRN
(r)Ω	1.667%, 04/24/24	AUD	8,000	5,705,559
Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,536,680
Williams Cos., Inc.
#	4.300%, 03/04/24		5,100	5,156,467
Williams Cos., Inc. (The)
	3.900%, 01/15/25		8,442	8,422,336
WRKCo, Inc.
	4.650%, 03/15/26		1,000	1,022,438
Zimmer Biomet Holdings, Inc.
#	3.050%, 01/15/26		3,000	2,905,616

TOTAL BONDS				6,519,185,424

U.S. TREASURY OBLIGATIONS — (5.9%)
U.S. Treasury Note
	0.250%, 06/15/24		200,000	189,679,688

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
0.250%, 03/15/24	77,000	$73,598,164
0.375%, 04/15/24	50,000	47,785,156
0.250%, 05/15/24	95,000	90,342,773
0.375%, 07/15/24	25,000	23,721,680

TOTAL U.S. TREASURY OBLIGATIONS		425,127,461

TOTAL INVESTMENT SECURITIES (Cost $7,386,142,546)		6,944,312,885

	Shares
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	17,726,186	205,038,793

TOTAL INVESTMENTS — (100.0%) (Cost $7,591,166,101)		$7,149,351,678

As of April 30, 2022, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,266,013	AUD	73,321,653	JP Morgan	05/02/22	$460,599
USD	10,998,113	NZD	16,082,178	HSBC Bank	05/16/22	615,159
USD	111,380,398	NOK	992,766,483	State Street Bank and Trust	05/16/22	5,534,467
USD	102,529,025	CAD	128,148,517	HSBC Bank	05/24/22	2,778,819
USD	51,242,302	AUD	72,369,285	BNY Mellon	06/02/22	82,311
USD	105,287,594	CAD	131,507,721	HSBC Bank	06/02/22	2,922,419
USD	36,058,333	SEK	338,398,841	State Street Bank and Trust	06/23/22	1,546,024
USD	69,417,736	SEK	642,427,794	State Street Bank and Trust	06/29/22	3,884,505
USD	54,737,470	EUR	49,348,972	State Street Bank and Trust	06/30/22	2,531,048
USD	71,251,088	CAD	89,485,040	Bank of America Corp.	07/06/22	1,608,111
USD	97,263,390	NOK	852,156,657	Bank of America Corp.	07/07/22	6,384,176
USD	87,675,957	CAD	110,460,913	Barclays Capital	07/07/22	1,708,762
USD	13,949,488	GBP	10,707,389	State Street Bank and Trust	07/07/22	483,106
USD	48,486,889	EUR	44,472,532	State Street Bank and Trust	07/07/22	1,420,523
USD	98,475,117	AUD	132,089,009	State Street Bank and Trust	07/08/22	5,037,681
USD	45,554,730	EUR	41,722,291	State Street Bank and Trust	07/11/22	1,388,228
USD	42,795,680	CAD	54,155,122	Barclays Capital	07/12/22	650,313
USD	97,496,688	AUD	131,385,803	HSBC Bank	07/12/22	4,551,017
USD	102,071,527	NOK	900,628,444	Morgan Stanley and Co. International	07/18/22	6,011,991

Total Appreciation						$49,599,259
AUD	73,321,653	USD	51,891,200	BNY Mellon	05/02/22	$(85,786)
NZD	5,793,053	USD	3,932,388	Australia & New Zealand Banking Group Ltd.	05/16/22	(192,285)
EUR	13,113,033	USD	14,118,206	Bank of America Corp.	06/30/22	(245,890)

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	2,024,999	USD	2,203,298	State Street Bank and Trust	06/30/22	$(61,046)
EUR	10,396,892	USD	11,291,794	Royal Bank of Scotland	07/07/22	(288,509)

Total (Depreciation)						$(873,516)

Total Appreciation (Depreciation)						$48,725,743

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$6,519,185,424	—	$6,519,185,424
U.S. Treasury Obligations	—	425,127,461	—	425,127,461
Securities Lending Collateral	—	205,038,793	—	205,038,793
Forward Currency Contracts**	—	48,725,743	—	48,725,743

TOTAL	—	$7,198,077,421	—	$7,198,077,421

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount	Value†
		(000)
	AGENCY OBLIGATIONS — (1.4%)
	Federal Home Loan Mortgage Corp.
	6.250%, 07/15/32	11,750	$14,821,762
	Federal National Mortgage Association
	0.875%, 08/05/30	10,000	8,330,492

	TOTAL AGENCY OBLIGATIONS		23,152,254

	BONDS — (88.6%)
	3M Co.
#	3.375%, 03/01/29	2,500	2,433,956
#	2.375%, 08/26/29	9,500	8,599,607
	7-Eleven, Inc.
Ω	1.800%, 02/10/31	5,000	4,042,347
Ω	2.500%, 02/10/41	4,250	3,056,325
	AbbVie, Inc.
	4.250%, 11/14/28	4,000	3,987,014
	Activision Blizzard, Inc.
#	1.350%, 09/15/30	2,000	1,628,044
	Advance Auto Parts, Inc.
	3.500%, 03/15/32	1,350	1,209,577
	Aetna, Inc.
	6.750%, 12/15/37	1,000	1,182,604
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	4,790,742
	Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,255,793
	Ahold Finance USA LLC
#	6.875%, 05/01/29	388	443,626
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41	650	525,476
	Allegion PLC
	3.500%, 10/01/29	3,800	3,512,262
	Allstate Corp.
	5.350%, 06/01/33	1,900	2,067,403
	Alphabet, Inc.
	1.100%, 08/15/30	1,160	948,287
	Altria Group, Inc.
	4.800%, 02/14/29	736	728,964
	3.400%, 05/06/30	2,500	2,239,278
	2.450%, 02/04/32	7,000	5,601,628
	Amcor Flexibles North America, Inc.
#	2.630%, 06/19/30	375	329,244

		Face Amount	Value†
		(000)
	Amdocs Ltd.
	2.538%, 06/15/30	1,600	$1,377,778
	AmerisourceBergen Corp.
	3.450%, 12/15/27	6,059	5,883,251
	2.800%, 05/15/30	3,800	3,395,335
	Amgen, Inc.
	2.300%, 02/25/31	7,100	6,108,397
	3.350%, 02/22/32	400	368,843
	2.800%, 08/15/41	7,000	5,368,624
	Amphenol Corp.
	2.800%, 02/15/30	6,000	5,375,284
	Anheuser-Busch InBev Worldwide, Inc.
#	4.900%, 01/23/31	2,000	2,074,643
	Anthem, Inc.
	3.650%, 12/01/27	555	542,834
#	4.101%, 03/01/28	5,000	4,995,847
	2.250%, 05/15/30	8,100	6,985,146
	ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27	7,000	6,823,060
	Aon Corp.
	3.750%, 05/02/29	10,175	9,918,443
	2.800%, 05/15/30	1,500	1,334,309
	Appalachian Power Co.
	7.000%, 04/01/38	1,600	1,915,210
	Apple, Inc.
#	3.000%, 11/13/27	7,500	7,309,323
	2.200%, 09/11/29	5,000	4,538,732
	ArcelorMittal SA
#	4.250%, 07/16/29	2,447	2,371,375
	Arizona Public Service Co.
#	2.200%, 12/15/31	7,500	6,200,246
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,206,177
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	2,000	1,630,986
	Assurant, Inc.
	2.650%, 01/15/32	3,000	2,443,102
	AstraZeneca PLC
	4.000%, 01/17/29	3,000	3,014,782
	AT&T, Inc.
#	2.750%, 06/01/31	6,634	5,850,108
	AutoNation, Inc.
	3.850%, 03/01/32	2,122	1,914,271
	AvalonBay Communities, Inc.
#	2.450%, 01/15/31	3,000	2,663,517
#	2.050%, 01/15/32	3,200	2,727,989
	Avnet, Inc.
#	3.000%, 05/15/31	8,645	7,396,231

50

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
AXIS Specialty Finance PLC
	4.000%, 12/06/27	4,780	$4,682,275
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	10,484,901
	3.138%, 11/07/29	2,000	1,849,487
Banco Santander SA
	3.800%, 02/23/28	5,800	5,505,595
	3.490%, 05/28/30	600	547,736
Bank of Nova Scotia
	2.450%, 02/02/32	7,000	5,939,417
BAT Capital Corp.
	4.906%, 04/02/30	9,000	8,676,501
#	4.390%, 08/15/37	2,000	1,702,727
Bayer U.S. Finance II LLC
#Ω	4.375%, 12/15/28	7,000	6,942,385
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30	12,631	10,430,576
Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,068,585
#	1.950%, 10/01/30	1,200	995,176
Biogen, Inc.
#	2.250%, 05/01/30	12,000	10,031,465
Black Hills Corp.
	4.350%, 05/01/33	8,837	8,529,230
BlackRock, Inc.
	3.250%, 04/30/29	1,365	1,316,203
#	1.900%, 01/28/31	15,500	13,041,885
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30	4,000	3,973,720
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	8,182,764
Boardwalk Pipelines LP
	3.600%, 09/01/32	550	486,143
Boeing Co.
	2.950%, 02/01/30	3,000	2,582,607
#	3.600%, 05/01/34	3,000	2,522,661
	3.250%, 02/01/35	700	560,623
Boeing Co. (The)
	6.125%, 02/15/33	3,335	3,510,105
Booking Holdings, Inc.
#	4.625%, 04/13/30	4,900	5,010,564
BP Capital Markets America, Inc.
#	3.017%, 01/16/27	1,600	1,540,179
	1.749%, 08/10/30	1,800	1,496,865
	2.721%, 01/12/32	2,000	1,761,583
	3.060%, 06/17/41	10,000	8,146,121
BPCE SA
Ω	2.700%, 10/01/29	2,000	1,778,176
Bristol-Myers Squibb Co.
#	4.125%, 06/15/39	3,400	3,308,330

		Face Amount	Value†
		(000)
	Brixmor Operating Partnership LP
	2.500%, 08/16/31	2,633	$2,179,521
	Broadcom, Inc.
	4.300%, 11/15/32	4,000	3,750,655
Ω	3.419%, 04/15/33	1,000	857,940
Ω	3.137%, 11/15/35	7,900	6,381,008
	Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	1,980,680
	Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	3,075	3,002,161
	Camden Property Trust
	2.800%, 05/15/30	2,000	1,812,904
	Campbell Soup Co.
	4.150%, 03/15/28	905	900,171
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30	4,980	4,460,657
	5.850%, 02/01/35	2,000	2,062,890
	Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,024,924
	Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,177,743
	3.377%, 04/05/40	1,000	821,119
	Cboe Global Markets, Inc.
	1.625%, 12/15/30	600	496,189
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	2,965,183
	CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	1,813,699
	Charles Schwab Corp.
	2.750%, 10/01/29	3,000	2,748,647
	2.900%, 03/03/32	2,300	2,057,864
	Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	5,164,197
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,476,435
	Chubb Corp. (The)
	6.500%, 05/15/38	500	614,539
	CI Financial Corp.
	3.200%, 12/17/30	3,000	2,539,544
	Cigna Corp.
	4.375%, 10/15/28	5,000	5,016,280
#	2.400%, 03/15/30	4,000	3,499,824
	2.375%, 03/15/31	1,400	1,198,254
	3.200%, 03/15/40	1,870	1,534,144
	Cincinnati Financial Corp.
	6.920%, 05/15/28	358	410,887
	Citigroup, Inc.
	8.125%, 07/15/39	5,000	6,884,416
	Clorox Co.
	3.900%, 05/15/28	1,000	997,998

51

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
CME Group, Inc.
	3.750%, 06/15/28	313	$310,762
CNO Financial Group, Inc.
	5.250%, 05/30/29	3,750	3,822,199
Coca-Cola Co. (The)
	2.500%, 06/01/40	3,000	2,402,678
Comcast Corp.
	4.250%, 10/15/30	1,000	1,003,714
	4.250%, 01/15/33	4,000	3,991,508
	7.050%, 03/15/33	3,837	4,681,708
	4.400%, 08/15/35	3,250	3,227,235
Comerica, Inc.
	4.000%, 02/01/29	1,000	998,802
Commonwealth Bank of
	Australia
Ω	1.875%, 09/15/31	3,500	2,905,947
Conagra Brands, Inc.
#	5.300%, 11/01/38	7,000	6,963,121
ConocoPhillips
	5.900%, 10/15/32	7,000	8,010,790
#	6.500%, 02/01/39	1,500	1,852,968
Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38	1,300	1,577,908
	5.500%, 12/01/39	1,400	1,508,256
	5.700%, 06/15/40	294	321,057
Corporate Office
	Properties LP
	2.900%, 12/01/33	2,000	1,632,949
Costco Wholesale Corp.
#	1.750%, 04/20/32	29,098	24,151,448
Cox Communications, Inc.
Ω	4.800%, 02/01/35	3,797	3,714,203
Credit Agricole SA
	3.875%, 04/15/24	78	78,483
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,255,158
Crown Castle International Corp.
	2.250%, 01/15/31	2,000	1,646,189
	2.900%, 04/01/41	3,000	2,236,905
CVS Health Corp.
	3.250%, 08/15/29	6,151	5,729,195
	2.700%, 08/21/40	1,000	754,320
Daimler Finance North
	America LLC
	8.500%, 01/18/31	9,188	11,813,746
Danske Bank AS
Ω	4.375%, 06/12/28	6,000	5,819,396
Deere & Co.
#	5.375%, 10/16/29	650	710,148
Dentsply Sirona, Inc.
#	3.250%, 06/01/30	3,833	3,410,452

		Face Amount	Value†
		(000)
	Diageo Capital PLC
	2.375%, 10/24/29	7,400	$6,671,380
	2.125%, 04/29/32	2,600	2,214,457
	Discovery Communications LLC
#	3.625%, 05/15/30	8,000	7,333,950
	Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,193,664
	Dow Chemical Co. (The)
	7.375%, 11/01/29	458	546,157
#	4.250%, 10/01/34	1,402	1,378,323
	Duke Energy Corp.
	3.300%, 06/15/41	2,750	2,225,001
	DuPont de Nemours, Inc.
	5.319%, 11/15/38	8,000	8,383,623
	Eagle Materials, Inc.
	2.500%, 07/01/31	1,000	846,049
	Eaton Corp.
	4.000%, 11/02/32	12,465	12,348,487
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30	1,225	1,085,083
	Enel Finance International NV
Ω	3.500%, 04/06/28	4,000	3,856,537
	Enterprise Products Operating LLC
	6.875%, 03/01/33	2,035	2,384,655
	6.650%, 10/15/34	1,500	1,732,671
	EOG Resources, Inc.
#	4.375%, 04/15/30	8,000	8,222,095
	Equinor ASA
Ω	6.500%, 12/01/28	4,000	4,561,029
#	2.375%, 05/22/30	2,000	1,782,743
	ERP Operating LP
#	1.850%, 08/01/31	2,000	1,689,186
	Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	2,400	2,187,029
	Expedia Group, Inc.
	3.250%, 02/15/30	853	760,903
	Extra Space Storage LP
	2.350%, 03/15/32	716	589,302
	Exxon Mobil Corp.
#	2.440%, 08/16/29	6,050	5,531,425
	FedEx Corp.
	3.100%, 08/05/29	1,500	1,392,620
	4.900%, 01/15/34	6,488	6,611,413
	3.900%, 02/01/35	2,000	1,844,045
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	8,055,183
	2.450%, 03/15/31	1,000	829,464
	Flex Ltd.
	4.875%, 06/15/29	2,789	2,789,316

52

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
#	4.875%, 05/12/30	2,500	$2,472,860
Flowserve Corp.
	2.800%, 01/15/32	10,000	8,234,370
FMR LLC
Ω	4.950%, 02/01/33	9,555	9,924,220
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,700	4,254,745
Fox Corp.
	5.476%, 01/25/39	6,000	6,211,046
Fresenius Medical Care U.S. Finance III, Inc.
#Ω	2.375%, 02/16/31	3,600	2,925,982
Ω	3.000%, 12/01/31	571	483,843
GATX Corp.
	3.500%, 06/01/32	1,050	951,194
General Dynamics Corp.
#	4.250%, 04/01/40	3,952	3,902,436
General Electric Co.
	6.750%, 03/15/32	3,608	4,214,783
General Motors Co.
	5.000%, 04/01/35	1,750	1,656,152
Georgia Power Co.
#	2.650%, 09/15/29	2,000	1,801,285
Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	6,119,707
#Ω	2.300%, 04/30/30	7,000	6,177,382
Gilead Sciences, Inc.
	4.000%, 09/01/36	1,000	942,014
	2.600%, 10/01/40	5,000	3,754,650
GlaxoSmithKline Capital, Inc.
#	3.875%, 05/15/28	2,800	2,815,268
	5.375%, 04/15/34	7,000	7,856,379
Glencore Funding LLC
#Ω	2.850%, 04/27/31	6,000	5,125,560
Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,066,051
Goldman Sachs Group, Inc.
#	6.125%, 02/15/33	7,000	7,799,576
Halliburton Co.
	2.920%, 03/01/30	1,000	904,213
	6.700%, 09/15/38	5,400	6,187,000
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	3,500	3,016,643
Healthcare Trust of America Holdings LP
	2.000%, 03/15/31	800	650,439
Home Depot Inc (The)
	5.875%, 12/16/36	3,500	4,128,060
Home Depot, Inc. (The)
	3.300%, 04/15/40	9,000	7,873,330
HP, Inc.
	3.400%, 06/17/30	9,000	8,064,810

		Face Amount	Value†
		(000)
	HSBC Holdings PLC
	4.950%, 03/31/30	3,556	$3,587,706
	ING Groep NV
#	3.950%, 03/29/27	6,550	6,386,180
#	4.550%, 10/02/28	206	204,840
	Intel Corp.
#	4.000%, 12/15/32	1,200	1,186,550
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30	5,581	4,824,440
#	2.650%, 09/15/40	5,000	3,845,200
	International Business Machines Corp.
	3.300%, 01/27/27	1,726	1,701,612
	3.500%, 05/15/29	29	28,056
	1.950%, 05/15/30	2,800	2,394,991
	5.875%, 11/29/32	66	74,816
	4.150%, 05/15/39	2,300	2,178,752
	2.850%, 05/15/40	2,000	1,594,024
	Interstate Power & Light Co.
	2.300%, 06/01/30	2,228	1,926,446
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27	4,000	3,797,502
	ITC Holdings Corp.
Ω	2.950%, 05/14/30	1,500	1,355,229
	Jabil, Inc.
	3.600%, 01/15/30	3,995	3,688,411
	3.000%, 01/15/31	6,567	5,707,273
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	2.625%, 10/15/31	1,900	1,562,089
	Johnson & Johnson
#	1.300%, 09/01/30	11,825	9,937,592
	4.950%, 05/15/33	3,800	4,177,121
	4.375%, 12/05/33	4,334	4,575,604
	3.550%, 03/01/36	1,500	1,440,289
	2.100%, 09/01/40	14,000	10,573,406
	Juniper Networks, Inc.
	3.750%, 08/15/29	7,000	6,725,043
	Kellogg Co.
	7.450%, 04/01/31	1,100	1,326,773
	Kemper Corp.
#	2.400%, 09/30/30	5,500	4,506,212
	3.800%, 02/23/32	3,100	2,775,335
	KeyCorp
	2.550%, 10/01/29	9,783	8,725,673
	Kilroy Realty LP
	2.500%, 11/15/32	3,000	2,424,902
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	1,565	1,705,971
	Kroger Co.
	7.500%, 04/01/31	6,725	8,139,634

53

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	Lam Research Corp.
#	4.000%, 03/15/29	2,000	$1,989,498
	Lazard Group LLC
	4.500%, 09/19/28	7,000	6,944,348
	Lear Corp.
#	3.800%, 09/15/27	261	251,726
	3.500%, 05/30/30	3,995	3,659,004
	Leggett & Platt, Inc.
	4.400%, 03/15/29	11,000	10,960,972
	Leidos, Inc.
	2.300%, 02/15/31	3,000	2,471,234
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	4,000	4,058,631
	Lincoln National Corp.
	3.050%, 01/15/30	11,900	10,915,177
#	3.400%, 01/15/31	60	55,936
	3.400%, 03/01/32	2,000	1,843,365
	Lloyds Banking Group PLC
	4.375%, 03/22/28	4,000	3,956,689
	Lockheed Martin Corp.
	4.500%, 05/15/36	2,650	2,733,836
	Loews Corp.
	6.000%, 02/01/35	1,900	2,138,029
	LSEGA Financing PLC
Ω	2.500%, 04/06/31	5,000	4,362,461
	LYB International Finance III LLC
	3.375%, 10/01/40	5,500	4,456,486
	Markel Corp.
	3.350%, 09/17/29	8,000	7,516,740
	Mars, Inc.
#Ω	3.600%, 04/01/34	9,159	8,608,512
	Marsh & McLennan Cos., Inc.
	4.375%, 03/15/29	1,762	1,779,925
	2.250%, 11/15/30	8,300	7,189,752
	2.375%, 12/15/31	65	56,167
	5.875%, 08/01/33	2,500	2,799,629
	McDonald’s Corp.
	4.875%, 07/15/40	7,200	7,271,409
	Merck & Co., Inc.
	1.450%, 06/24/30	11,000	9,180,323
	2.350%, 06/24/40	5,100	3,938,011
	Merck Sharp & Dohme Corp.
#	6.400%, 03/01/28	1,591	1,810,774
	MetLife, Inc.
	6.500%, 12/15/32	300	356,466
#	5.700%, 06/15/35	6,900	7,724,007
	Micron Technology, Inc.
#	4.663%, 02/15/30	4,334	4,279,586
	3.366%, 11/01/41	2,000	1,589,649
	Microsoft Corp.
#	3.500%, 02/12/35	16,000	15,476,767
	4.200%, 11/03/35	5,750	5,987,480

		Face Amount	Value†
		(000)
	Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29	1,002	$920,662
	2.048%, 07/17/30	8,750	7,265,130
#	3.751%, 07/18/39	3,200	2,921,601
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	2,000	1,890,704
	Morgan Stanley
	7.250%, 04/01/32	4,234	5,102,740
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	2,500	2,514,346
	Mosaic Co.
	4.050%, 11/15/27	4,000	3,966,764
	Motorola Solutions, Inc.
	4.600%, 05/23/29	9,894	9,698,193
	MPLX LP
	4.125%, 03/01/27	2,000	1,981,472
	4.500%, 04/15/38	3,000	2,755,568
	Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	19,000	15,545,019
	NetApp, Inc.
#	2.700%, 06/22/30	8,000	6,991,017
	NIKE, Inc.
#	2.850%, 03/27/30	1,944	1,809,678
	Nissan Motor Co. Ltd.
#Ω	4.810%, 09/17/30	7,988	7,485,220
	Nomura Holdings, Inc.
	3.103%, 01/16/30	7,625	6,852,678
	2.679%, 07/16/30	2,000	1,720,507
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,215,451
	Northern Trust Corp.
#	1.950%, 05/01/30	9,100	7,916,537
	Northrop Grumman Corp.
	5.150%, 05/01/40	2,000	2,110,611
	Nucor Corp.
	3.950%, 05/01/28	6,000	5,977,736
	2.700%, 06/01/30	3,700	3,299,156
	3.125%, 04/01/32	2,080	1,872,300
	Nutrien Ltd.
	2.950%, 05/13/30	2,000	1,814,154
	NVIDIA Corp.
#	3.500%, 04/01/40	2,000	1,806,796
	Omnicom Group, Inc.
	4.200%, 06/01/30	520	511,226
	Oracle Corp.
#	3.250%, 11/15/27	4,650	4,325,724
	3.250%, 05/15/30	7,966	7,050,391
	ORIX Corp.
#	2.250%, 03/09/31	1,500	1,278,756
	Owens Corning
	3.875%, 06/01/30	5,300	5,073,942
	Paramount Global
	4.200%, 05/19/32	4,800	4,428,480

54

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Parker-Hannifin Corp.
3.250%, 06/14/29	2,850	$2,662,347
PerkinElmer, Inc.
3.300%, 09/15/29	2,700	2,474,744
Pfizer, Inc.
3.900%, 03/15/39	2,400	2,320,630
Philip Morris International, Inc.
3.375%, 08/15/29	7,000	6,577,549
2.100%, 05/01/30	5,000	4,271,552
Phillips 66
# 2.150%, 12/15/30	3,000	2,519,087
Phillips 66 Partners LP
3.550%, 10/01/26	3,550	3,458,037
3.150%, 12/15/29	5,500	5,080,662
PNC Financial Services Group, Inc. (The)
3.450%, 04/23/29	1,000	963,665
PPG Industries, Inc.
2.800%, 08/15/29	5,500	5,076,311
2.550%, 06/15/30	4,000	3,595,953
Primerica, Inc.
2.800%, 11/19/31	6,450	5,637,648
Procter & Gamble Co.
1.200%, 10/29/30	4,250	3,503,008
Progress Energy, Inc.
6.000%, 12/01/39	5,010	5,464,404
Progressive Corp.
3.000%, 03/15/32	200	181,709
6.250%, 12/01/32	900	1,057,844
Prudential Financial, Inc.
3.878%, 03/27/28	2,856	2,861,052
# 5.750%, 07/15/33	3,625	4,006,328
3.000%, 03/10/40	1,000	826,350
Prudential PLC
3.125%, 04/14/30	3,000	2,769,386
3.625%, 03/24/32	2,750	2,565,877
PulteGroup, Inc.
6.375%, 05/15/33	1,500	1,621,110
QUALCOMM, Inc.
# 2.150%, 05/20/30	13,250	11,617,627
4.650%, 05/20/35	800	831,664
Quest Diagnostics, Inc.
2.800%, 06/30/31	5,600	4,880,518
Ralph Lauren Corp.
# 2.950%, 06/15/30	1,000	910,940
Rayonier LP
2.750%, 05/17/31	3,500	3,035,776
Raytheon Technologies Corp.
# 4.450%, 11/16/38	1,000	997,855
Realty Income Corp.
# 2.850%, 12/15/32	3,000	2,656,777
1.800%, 03/15/33	5,000	3,928,006

		Face Amount	Value†
		(000)
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	4,857	$4,834,842
	3.150%, 06/15/30	1,600	1,456,198
	RELX Capital, Inc.
#	3.000%, 05/22/30	900	811,355
	Republic Services, Inc.
	6.200%, 03/01/40	230	264,218
	Rio Tinto Finance USA Ltd.
	7.125%, 07/15/28	2,120	2,485,418
	Royal Bank of Canada
	3.875%, 05/04/32	2,000	1,921,491
	Royalty Pharma PLC
	2.200%, 09/02/30	4,000	3,337,422
	3.300%, 09/02/40	5,250	4,097,711
	Schlumberger Investment SA
	2.650%, 06/26/30	550	491,591
	Sempra Energy
#	3.800%, 02/01/38	3,000	2,735,092
	Shell International Finance BV
	2.375%, 11/07/29	2,000	1,784,429
	Sherwin-Williams Co.
	2.950%, 08/15/29	1,230	1,130,481
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	80	87,034
	Simon Property Group LP
#	2.650%, 07/15/30	4,000	3,519,176
	2.250%, 01/15/32	4,100	3,393,021
	Societe Generale SA
#Ω	3.000%, 01/22/30	5,400	4,702,316
	Southwest Gas Corp.
	2.200%, 06/15/30	5,700	4,729,565
	Steel Dynamics, Inc.
#	3.250%, 01/15/31	7,626	6,975,148
	STORE Capital Corp.
	2.750%, 11/18/30	4,000	3,409,369
	Sumitomo Mitsui Financial Group, Inc.
#	3.544%, 01/17/28	3,500	3,373,453
	3.040%, 07/16/29	3,000	2,727,264
	2.222%, 09/17/31	6,227	5,151,221
	Suncor Energy, Inc.
	5.950%, 12/01/34	7,000	7,627,311
	6.500%, 06/15/38	1,000	1,142,792
	Takeda Pharmaceutical Co. Ltd.
	3.025%, 07/09/40	9,961	7,946,151
	Tapestry, Inc.
	3.050%, 03/15/32	1,762	1,498,861
	Telefonica Europe BV
	8.250%, 09/15/30	9,275	11,482,047

55

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Textron, Inc.
2.450%, 03/15/31	6,750	$5,733,073
TotalEnergies Capital International SA
2.829%, 01/10/30	9,400	8,676,761
TotalEnergies Capital SA
# 3.883%, 10/11/28	4,928	4,886,770
Toyota Motor Credit Corp.
3.050%, 01/11/28	7,000	6,765,384
TransCanada PipeLines Ltd.
# 4.625%, 03/01/34	9,545	9,434,694
Travelers Cos., Inc.
6.250%, 06/15/37	670	802,876
Travelers Property Casualty Corp.
6.375%, 03/15/33	4,744	5,669,387
Union Pacific Corp.
# 2.375%, 05/20/31	3,000	2,629,796
# 2.891%, 04/06/36	8,930	7,625,524
United Parcel Service, Inc.
# 6.200%, 01/15/38	2,000	2,407,012
# 5.200%, 04/01/40	5,260	5,767,525
UnitedHealth Group, Inc.
# 3.875%, 12/15/28	3,000	3,002,969
4.625%, 07/15/35	6,050	6,196,432
2.750%, 05/15/40	2,000	1,606,282
Unum Group
3.875%, 11/05/25	6,000	5,966,696
4.000%, 06/15/29	3,775	3,682,324
Valero Energy Corp.
7.500%, 04/15/32	4,400	5,239,979
# 6.625%, 06/15/37	2,300	2,618,758
Ventas Realty LP
3.000%, 01/15/30	3,800	3,422,188
Verizon Communications, Inc.
4.016%, 12/03/29	3,082	3,015,185
4.500%, 08/10/33	100	99,974
VF Corp.
# 2.950%, 04/23/30	5,845	5,278,344
Viatris, Inc.
3.850%, 06/22/40	5,750	4,476,843
Virginia Electric & Power Co.
8.875%, 11/15/38	670	980,477
Vodafone Group PLC
# 7.875%, 02/15/30	8,125	9,838,199
Vornado Realty LP
3.400%, 06/01/31	5,250	4,618,704
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	4,604	4,244,910
Walmart, Inc.
# 1.800%, 09/22/31	10,309	8,784,919
Walt Disney Co.
# 2.650%, 01/13/31	5,535	4,935,641
# 6.200%, 12/15/34	6,200	7,260,359

	Face Amount	Value†
	(000)
Waste Management, Inc.
2.950%, 06/01/41	5,000	$4,091,777
Wells Fargo & Co.
# 4.150%, 01/24/29	7,042	6,956,944
Welltower, Inc.
# 3.100%, 01/15/30	2,000	1,838,993
# 2.750%, 01/15/31	8,500	7,479,277
Westlake Chemical Corp.
3.375%, 06/15/30	1,416	1,312,545
Westlake Corp.
2.875%, 08/15/41	800	596,226
Westpac Banking Corp.
# 2.700%, 08/19/26	4,345	4,192,229
# 2.150%, 06/03/31	19,052	16,261,438
WestRock MWV LLC
8.200%, 01/15/30	3,885	4,755,870
7.950%, 02/15/31	3,112	3,799,826
Whirlpool Corp.
# 4.750%, 02/26/29	2,000	2,026,451
Williams Cos., Inc.
# 8.750%, 03/15/32	5,000	6,469,691
Wisconsin Power & Light Co.
1.950%, 09/16/31	3,250	2,721,688
WP Carey, Inc.
2.450%, 02/01/32	2,300	1,924,549
WRKCo, Inc.
4.200%, 06/01/32	2,000	1,953,734

TOTAL BONDS		1,499,903,547

U.S. TREASURY OBLIGATIONS — (2.3%)
U.S. Treasury Notes
0.375%, 04/30/25	7,000	6,496,875
0.250%, 08/31/25	10,000	9,152,344
1.250%, 09/30/28	4,000	3,598,594
1.375%, 12/31/28	4,000	3,618,750
1.125%, 02/15/31	13,000	11,219,609
1.625%, 05/15/31	3,500	3,145,762
1.375%, 11/15/31	1,500	1,309,922

TOTAL U.S. TREASURY OBLIGATIONS		38,541,856

TOTAL INVESTMENT SECURITIES (Cost $1,764,918,509)		1,561,597,657

	Shares
SECURITIES LENDING COLLATERAL — (7.7%)
@§ The DFA Short Term Investment Fund	11,336,054	131,124,137

TOTAL INVESTMENTS — (100.0%) (Cost $1,896,040,342)		$1,692,721,794

56

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,152,254	—	$23,152,254
Bonds	—	1,499,903,547	—	1,499,903,547
U.S. Treasury Obligations	—	38,541,856	—	38,541,856
Securities Lending Collateral	—	131,124,137	—	131,124,137

TOTAL	—	$1,692,721,794	—	$1,692,721,794

See accompanying Notes to Financial Statements.

57

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (90.8%)
AUSTRALIA — (1.9%)
ANZ New Zealand International Ltd.
#Ω	1.250%, 06/22/26		3,583	$3,228,685
APT Pipelines Ltd.
	4.200%, 03/23/25		2,000	2,004,180
Ω	4.200%, 03/23/25		1,200	1,202,508
Bank of New Zealand
Ω	1.000%, 03/03/26		300	270,611
FMG Resources August 2006 Pty Ltd.
Ω	5.125%, 05/15/24		1,500	1,515,000
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	397	404,821
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,440,355
#Ω	1.625%, 09/01/25		1,175	1,080,127
Ω	1.625%, 04/27/26		700	633,603
Telstra Corp. Ltd.
Ω	3.125%, 04/07/25		2,953	2,909,931

TOTAL AUSTRALIA				16,689,821

CANADA — (5.6%)
Bank of Montreal
#	1.250%, 09/15/26		5,000	4,461,862
Bank of Nova Scotia
	1.050%, 03/02/26		5,900	5,306,140
Brookfield Asset Management, Inc.
#	4.000%, 01/15/25		2,100	2,121,384
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,631	6,813,924
Canadian National Railway Co.
	2.750%, 03/01/26		2,000	1,940,733
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,000	1,001,626
	3.900%, 02/01/25		1,200	1,201,459
	2.050%, 07/15/25		250	235,403
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,232,795
Enbridge, Inc.
	3.190%, 12/05/22	CAD	1,000	780,493
#	2.500%, 01/15/25		2,200	2,133,624
National Bank of Canada
	1.534%, 06/15/26	CAD	7,500	5,271,572

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Royal Bank of Canada
	0.875%, 01/20/26		8,000	$7,177,662
Spectra Energy Partners LP
	4.750%, 03/15/24		500	510,330
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	2,000	1,480,824
Toronto-Dominion Bank
	1.200%, 06/03/26		7,500	6,760,982
TransCanada PipeLines Ltd.
	2.500%, 08/01/22		600	601,213

TOTAL CANADA				50,032,026

DENMARK — (0.2%)
Danske Bank AS
Ω	5.375%, 01/12/24		2,000	2,039,886

FRANCE — (1.5%)
BNP Paribas SA
Ω	3.375%, 01/09/25		2,000	1,964,466
BPCE SA
Ω	2.375%, 01/14/25		2,300	2,198,838
Ω	1.000%, 01/20/26		3,000	2,682,887
Societe Generale SA
Ω	2.625%, 10/16/24		800	774,359
#Ω	1.375%, 07/08/25		3,600	3,321,065
#Ω	4.000%, 01/12/27		2,000	1,914,245

TOTAL FRANCE				12,855,860

GERMANY — (4.1%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,810,658
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	988,918
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		4,500	4,342,345
Daimler Finance North America LLC
	3.350%, 02/22/23		333	334,931
Ω	3.300%, 05/19/25		300	296,478
Ω	1.450%, 03/02/26		6,000	5,483,523
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,442,192
Deutsche Bank AG
	3.700%, 05/30/24		1,800	1,803,529
	1.686%, 03/19/26		2,200	2,007,436

58

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Deutsche Telekom International Finance BV
Ω	3.600%, 01/19/27	2,500	$2,468,428
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26	3,280	2,969,901
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26	7,500	6,841,058
Ω	1.200%, 03/11/26	1,500	1,368,212
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25	500	488,735

TOTAL GERMANY			36,646,344

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	6.500%, 07/15/25	5,450	5,649,035
	1.750%, 01/30/26	500	444,495

TOTAL IRELAND			6,093,530

ITALY — (0.7%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	800	783,677
Republic of Italy Government International Bond
	6.875%, 09/27/23	750	788,493
	2.375%, 10/17/24	1,661	1,617,980
	1.250%, 02/17/26	3,500	3,182,200

TOTAL ITALY			6,372,350

JAPAN — (6.2%)
7-Eleven, Inc.
#Ω	0.950%, 02/10/26	8,176	7,312,183
Aircastle Ltd.
	4.125%, 05/01/24	2,000	1,989,519
Ω	5.250%, 08/11/25	50	49,875
	4.250%, 06/15/26	3,500	3,377,904
Japan Bank for International Cooperation
	2.750%, 01/21/26	3,000	2,947,710
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	4,000	3,968,676
	2.757%, 09/13/26	1,000	946,831
Mizuho Financial Group, Inc.
	3.477%, 04/12/26	3,300	3,206,136
Nissan Motor Acceptance Co. LLC
Ω	2.650%, 07/13/22	1,000	999,864

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Ω	3.450%, 03/15/23		1,000	$998,819
Ω	1.125%, 09/16/24		500	464,664
Ω	2.000%, 03/09/26		1,500	1,337,841
Nissan Motor Co. Ltd.
#Ω	3.522%, 09/17/25		3,000	2,896,494
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,326,076
	1.653%, 07/14/26		700	628,397
NTT Finance Corp.
Ω	0.583%, 03/01/24		2,750	2,621,816
Ω	1.162%, 04/03/26		2,886	2,605,664
	1.162%, 04/03/26		1,600	1,444,582
Sumitomo Mitsui Financial Group, Inc.
	2.348%, 01/15/25		270	259,631
	0.948%, 01/12/26		5,200	4,656,301
	2.632%, 07/14/26		1,500	1,420,844
Sumitomo Mitsui Trust Bank Ltd.
#	1.550%, 03/25/26		800	730,819
Toyota Motor Corp.
	1.339%, 03/25/26		5,163	4,750,307

TOTAL JAPAN				54,940,953

LUXEMBOURG — (0.1%)
ArcelorMittal SA
	6.125%, 06/01/25		500	529,436

NETHERLANDS — (1.2%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,450	1,420,559
ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,152,734
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	2,893,350

TOTAL NETHERLANDS				10,466,643

NORWAY — (0.6%)
Aker BP ASA
Ω	2.875%, 01/15/26		5,400	5,144,440

SPAIN — (0.7%)
Banco Santander SA
	1.849%, 03/25/26		2,000	1,817,715
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,000	1,002,756
#	3.244%, 10/05/26		3,000	2,852,421
Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	300	325,701

TOTAL SPAIN				5,998,593

59

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SWEDEN — (0.6%)
Swedbank AB
Ω	1.538%, 11/16/26		6,300	$5,736,402

SWITZERLAND — (1.4%)
Credit Suisse Group AG
	3.750%, 03/26/25		2,550	2,499,651
#	4.550%, 04/17/26		3,500	3,490,220
UBS Group AG
Ω	4.125%, 09/24/25		3,000	2,995,889
	4.125%, 09/24/25		2,000	1,997,259
	4.125%, 04/15/26		1,000	991,745

TOTAL SWITZERLAND				11,974,764

UNITED KINGDOM — (5.8%)
AstraZeneca PLC
	3.375%, 11/16/25		2,000	1,990,692
	0.700%, 04/08/26		5,820	5,204,712
Barclays PLC
	3.125%, 01/17/24	GBP	2,000	2,504,992
	3.650%, 03/16/25		1,650	1,623,983
	4.375%, 01/12/26		2,160	2,152,477
BAT Capital Corp.
	3.222%, 08/15/24		200	197,220
	3.215%, 09/06/26		1,500	1,417,873
BAT International Finance PLC
	2.375%, 01/19/23	EUR	500	535,106
	1.668%, 03/25/26		3,000	2,691,105
BP Capital Markets America, Inc.
	3.119%, 05/04/26		1,500	1,463,959
CK Hutchison International 16 Ltd.
Ω	2.750%, 10/03/26		1,200	1,152,912
CNH Industrial Capital LLC
	1.950%, 07/02/23		800	787,552
	4.200%, 01/15/24		1,567	1,586,053
HSBC Holdings PLC
#	4.300%, 03/08/26		3,000	3,003,679
#	3.900%, 05/25/26		3,000	2,954,380
LSEGA Financing PLC
Ω	1.375%, 04/06/26		5,700	5,155,470
Nationwide Building Society
Ω	3.900%, 07/21/25		1,800	1,805,872
#Ω	1.000%, 08/28/25		2,600	2,376,218
Ω	1.500%, 10/13/26		1,500	1,345,060
Natwest Group PLC
	4.800%, 04/05/26		5,800	5,850,377
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	200,924
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,510,836
Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	1,949,679

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
#Ω	4.050%, 04/12/26		2,400	$2,368,656

TOTAL UNITED KINGDOM				51,829,787

	UNITED STATES — (59.5%)
	AbbVie, Inc.
	3.600%, 05/14/25		500	496,732
#	3.200%, 05/14/26		1,200	1,168,493
	AES Corp.
Ω	3.300%, 07/15/25		1,500	1,452,450
	Aetna, Inc.
	2.750%, 11/15/22		221	221,360
	3.500%, 11/15/24		412	411,428
	Altria Group, Inc.
	2.350%, 05/06/25		571	544,080
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,788,649
	American Campus Communities Operating Partnership LP
	3.300%, 07/15/26		300	295,740
	American Electric Power Co., Inc.
	1.000%, 11/01/25		678	616,778
	American International Group, Inc.
	1.500%, 06/08/23	EUR	900	955,959
	American Tower Corp.
	3.375%, 05/15/24		900	897,411
	4.400%, 02/15/26		1,300	1,309,711
	1.600%, 04/15/26		4,500	4,088,992
	Ameriprise Financial, Inc.
	2.875%, 09/15/26		2,500	2,421,654
Amgen, Inc.
	2.600%, 08/19/26		5,000	4,774,288
	Anthem, Inc.
	1.500%, 03/15/26		6,201	5,706,952
	Archer-Daniels-Midland Co.
#	2.500%, 08/11/26		476	459,164
Ares Capital Corp.
	4.200%, 06/10/24		3,000	3,001,888
	3.250%, 07/15/25		2,500	2,380,462
#	3.875%, 01/15/26		1,000	960,031
	Arrow Electronics, Inc.
#	3.250%, 09/08/24		1,400	1,384,210
	AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,553,077
	AvalonBay Communities, Inc.
	2.950%, 05/11/26		4,000	3,883,234
	Avient Corp.
	5.250%, 03/15/23		1,400	1,403,500
	Ball Corp.
	4.875%, 03/15/26		1,000	1,000,000

60

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Bank of America Corp.
	3.500%, 04/19/26	4,690	$4,603,056
	Boardwalk Pipelines LP
	4.950%, 12/15/24	3,937	4,023,855
	5.950%, 06/01/26	1,926	2,023,136
	Boeing Co.
	2.600%, 10/30/25	1,827	1,732,641
	Boeing Co. (The)
	3.100%, 05/01/26	4,100	3,877,819
	2.250%, 06/15/26	153	139,845
	Booking Holdings, Inc.
	3.600%, 06/01/26	2,000	1,991,044
	Bristol-Myers Squibb Co.
	3.200%, 06/15/26	1,641	1,625,665
	Brixmor Operating Partnership LP
	3.650%, 06/15/24	1,000	995,966
	3.850%, 02/01/25	800	798,443
	Brown & Brown, Inc.
	4.200%, 09/15/24	1,840	1,854,671
	Campbell Soup Co.
	3.950%, 03/15/25	1,000	1,006,326
	3.300%, 03/19/25	1,223	1,208,183
	Capital One Financial Corp.
	3.200%, 02/05/25	1,000	982,797
	Cargill, Inc.
Ω	0.750%, 02/02/26	6,390	5,769,846
	Carrier Global Corp.
	2.242%, 02/15/25	79	75,623
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26	6,800	6,031,195
	CenterPoint Energy, Inc.
#	1.450%, 06/01/26	500	454,841
	Charles Schwab Corp.
#	0.900%, 03/11/26	3,375	3,060,411
#	1.150%, 05/13/26	3,000	2,723,878
	Cigna Corp.
#	1.250%, 03/15/26	7,000	6,358,302
	Citigroup, Inc.
	3.700%, 01/12/26	1,700	1,681,096
	3.400%, 05/01/26	6,000	5,847,494
	CNO Financial Group, Inc.
	5.250%, 05/30/25	5,500	5,671,875
	Comcast Corp.
#	3.950%, 10/15/25	3,900	3,945,083
	3.150%, 03/01/26	900	883,785
	Conagra Brands, Inc.
	4.300%, 05/01/24	704	712,832
	Constellation Energy Generation LLC
	3.250%, 06/01/25	3,500	3,429,420
	Corporate Office Properties LP
	2.250%, 03/15/26	1,200	1,112,978

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	380	$379,615
	Crown Castle International Corp.
	1.050%, 07/15/26	6,000	5,297,519
	DCP Midstream Operating LP
	5.375%, 07/15/25	2,000	2,010,000
	Discover Bank
#	3.450%, 07/27/26	2,000	1,941,034
	Discover Financial Services
	3.750%, 03/04/25	1,200	1,199,518
	4.500%, 01/30/26	2,500	2,529,508
	Discovery Communications LLC
#	4.900%, 03/11/26	4,186	4,253,702
	Dominion Energy, Inc.
	3.300%, 03/15/25	600	594,745
	1.450%, 04/15/26	3,000	2,731,630
	DPL, Inc.
	4.125%, 07/01/25	2,000	1,920,000
	DTE Energy Co.
	1.050%, 06/01/25	2,300	2,116,462
	DXC Technology Co.
	1.800%, 09/15/26	3,000	2,681,055
	Eastman Chemical Co.
	3.800%, 03/15/25	1,000	996,137
	eBay, Inc.
	2.750%, 01/30/23	816	816,888
#	1.400%, 05/10/26	5,335	4,855,595
	Edison International
	4.950%, 04/15/25	5,500	5,595,538
	Energy Transfer LP
	3.450%, 01/15/23	500	501,002
	4.050%, 03/15/25	1,500	1,491,650
	4.750%, 01/15/26	4,166	4,215,788
	EPR Properties
	4.750%, 12/15/26	2,000	1,961,808
	Equinix, Inc.
#	1.450%, 05/15/26	6,500	5,860,708
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	4,394	4,423,773
	Expedia Group, Inc.
	4.500%, 08/15/24	3,467	3,507,802
#	5.000%, 02/15/26	2,900	2,963,318
	Exxon Mobil Corp.
	2.275%, 08/16/26	1,000	956,558
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	4,900	5,062,475
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26	6,100	5,515,576

61

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Fiserv, Inc.
#	3.200%, 07/01/26		6,500	$6,295,094
	Flex Ltd.
	4.750%, 06/15/25		650	662,094
	3.750%, 02/01/26		5,000	4,879,372
	Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,920,000
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	2,026,780
	General Motors Co.
	6.125%, 10/01/25		1,300	1,372,288
	General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,353,828
	1.250%, 01/08/26		300	268,420
#	5.250%, 03/01/26		1,473	1,512,580
	Gilead Sciences, Inc.
	3.700%, 04/01/24		2,651	2,665,127
#	3.650%, 03/01/26		3,986	3,958,891
	Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,437,227
	4.800%, 04/01/26		4,250	4,346,857
	GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,074,859
	Goldman Sachs Group, Inc.
	3.750%, 05/22/25		2,000	1,991,738
	3.750%, 02/25/26		3,500	3,476,279
	Graphic Packaging International LLC
	4.875%, 11/15/22		700	700,875
	4.125%, 08/15/24		824	821,940
	Hanesbrands, Inc.
Ω	4.875%, 05/15/26		2,500	2,443,750
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	1,032,836
	HCA, Inc.
#	5.375%, 02/01/25		3,250	3,343,437
	Healthcare Trust of America Holdings LP
	3.500%, 08/01/26		5,000	4,892,654
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,302	2,335,671
	4.900%, 10/15/25		2,000	2,060,263
	1.750%, 04/01/26		2,000	1,849,019
	Howmet Aerospace, Inc.
#	6.875%, 05/01/25		112	118,438
	HP, Inc.
	2.200%, 06/17/25		2,000	1,899,795
	1.450%, 06/17/26		2,242	2,014,004
	Humana, Inc.
	3.850%, 10/01/24		3,000	3,014,015

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Huntington Bancshares, Inc.
	2.625%, 08/06/24		700	$687,067
	Hyatt Hotels Corp.
	3.375%, 07/15/23		714	706,806
	4.850%, 03/15/26		1,796	1,807,827
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		4,000	4,015,280
	International Business Machines Corp.
	3.300%, 05/15/26		5,680	5,600,471
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		500	505,662
	Jabil, Inc.
	1.700%, 04/15/26		6,825	6,156,741
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		4,000	4,113,877
	John Deere Financial, Inc.
	1.630%, 04/09/26	CAD	3,500	2,497,283
	JPMorgan Chase & Co.
	3.900%, 07/15/25		2,000	2,007,960
#	3.300%, 04/01/26		2,262	2,209,836
	3.200%, 06/15/26		2,500	2,436,794
	Kinder Morgan Energy Partners LP
	3.950%, 09/01/22		706	706,534
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		2,502	2,283,018
	Las Vegas Sands Corp.
	2.900%, 06/25/25		3,000	2,762,979
	Lazard Group LLC
	3.750%, 02/13/25		1,000	998,691
	Lennar Corp.
	4.750%, 05/30/25		1,200	1,222,326
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		615	615,000
	Lincoln National Corp.
	3.350%, 03/09/25		1,000	985,705
	LYB International Finance III LLC
#	1.250%, 10/01/25		566	518,895
	Marathon Petroleum Corp.
	3.625%, 09/15/24		100	99,503
	4.700%, 05/01/25		1,900	1,928,296
	5.125%, 12/15/26		250	260,951
	Marriott International, Inc.
#	3.750%, 03/15/25		5,000	5,012,395
	McKesson Corp.
	0.900%, 12/03/25		2,600	2,356,002

62

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Micron Technology, Inc.
#	4.975%, 02/06/26	1,500	$1,536,736
	Molson Coors Beverage Co.
	3.000%, 07/15/26	5,500	5,236,264
	Morgan Stanley
	3.875%, 01/27/26	6,000	5,947,592
	MPLX LP
#	1.750%, 03/01/26	3,200	2,922,498
	National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26	7,400	6,635,725
	NetApp, Inc.
	3.250%, 12/15/22	935	937,678
	1.875%, 06/22/25	100	94,229
	Netflix, Inc.
	5.875%, 02/15/25	3,000	3,112,500
	Newell Brands, Inc.
	4.875%, 06/01/25	2,000	2,025,950
	NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26	1,000	943,750
	NortonLifeLock, Inc.
	3.950%, 06/15/22	1,200	1,197,000
	Nucor Corp.
#	2.000%, 06/01/25	2,000	1,913,403
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,514,008
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	500	500,498
	OneMain Finance Corp.
	6.875%, 03/15/25	3,585	3,602,925
	Oracle Corp.
	2.950%, 05/15/25	5,000	4,837,486
	1.650%, 03/25/26	2,700	2,439,429
	Paramount Global
	4.750%, 05/15/25	2,162	2,215,180
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26	572	573,821
Ω	1.700%, 06/15/26	5,150	4,670,236
	Perrigo Finance Unlimited Co.
	3.900%, 12/15/24	4,500	4,427,429
	Philip Morris International, Inc.
	2.750%, 02/25/26	2,000	1,936,045
#	0.875%, 05/01/26	3,000	2,693,078
	Phillips 66
	1.300%, 02/15/26	1,500	1,371,084
	Phillips 66 Partners LP
	2.450%, 12/15/24	1,000	965,908
	3.605%, 02/15/25	1,000	991,593
	3.550%, 10/01/26	193	188,000

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Plains All American Pipeline LP/PAA Finance Corp.
	2.850%, 01/31/23	1,500	$1,495,771
	3.600%, 11/01/24	1,500	1,481,949
	PNC Financial Services Group, Inc.
#	1.150%, 08/13/26	372	337,204
	PPG Industries, Inc.
#	1.200%, 03/15/26	6,000	5,465,806
	Public Storage
	0.875%, 02/15/26	6,500	5,876,465
	PulteGroup, Inc.
	5.500%, 03/01/26	3,186	3,324,230
#	5.000%, 01/15/27	2,000	2,054,422
	Qwest Corp.
	7.250%, 09/15/25	2,000	2,170,000
	Radian Group, Inc.
#	4.500%, 10/01/24	3,500	3,408,125
	Realty Income Corp.
	0.750%, 03/15/26	2,000	1,778,789
	Roper Technologies, Inc.
	1.000%, 09/15/25	1,500	1,372,421
	3.800%, 12/15/26	479	475,655
	Ross Stores, Inc.
	0.875%, 04/15/26	2,024	1,810,381
	Royalty Pharma PLC
	1.200%, 09/02/25	3,986	3,618,947
	Ryder System, Inc.
#	4.625%, 06/01/25	500	508,028
	Seagate HDD Cayman
	4.750%, 06/01/23	2,000	2,010,000
	4.750%, 01/01/25	1,500	1,488,750
	Sealed Air Corp.
Ω	5.500%, 09/15/25	2,500	2,556,250
	Sempra Energy
	3.300%, 04/01/25	1,477	1,456,425
	Sensata Technologies BV
Ω	5.625%, 11/01/24	2,000	2,022,500
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22	98	98,063
	Simon Property Group LP
	3.500%, 09/01/25	2,000	1,985,703
	SLM Corp.
	3.125%, 11/02/26	3,000	2,741,220
	Southwest Airlines Co.
	5.250%, 05/04/25	3,500	3,618,020
	Southwestern Electric Power Co.
	1.650%, 03/15/26	4,600	4,236,548
	Steel Dynamics, Inc.
	2.400%, 06/15/25	100	95,431
	Stryker Corp.
#	3.500%, 03/15/26	3,000	2,980,757

63

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sysco Corp.
1.250%, 06/23/23	EUR	225	$238,049
3.300%, 07/15/26		4,191	4,086,112
Tapestry, Inc.
4.250%, 04/01/25		50	49,974
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	253,825
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	993,750
Truist Financial Corp.
3.700%, 06/05/25		1,500	1,502,590
UnitedHealth Group, Inc.
1.250%, 01/15/26		1,000	922,901
3.100%, 03/15/26		500	492,525
# 1.150%, 05/15/26		4,750	4,330,433
Unum Group
4.000%, 03/15/24		2,800	2,816,650
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,000	5,825,392
Valero Energy Corp.
2.850%, 04/15/25		221	214,972
Ventas Realty LP
3.500%, 04/15/24		1,000	996,400
# 2.650%, 01/15/25		500	484,146
4.125%, 01/15/26		2,500	2,510,692
Verizon Communications, Inc.
1.450%, 03/20/26		5,200	4,765,876
VMware, Inc.
1.400%, 08/15/26		7,107	6,370,211
Vontier Corp.
1.800%, 04/01/26		3,500	3,113,390
Vornado Realty LP
2.150%, 06/01/26		6,100	5,557,690
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		5,000	4,907,626
Walt Disney Co.
# 1.750%, 01/13/26		7,000	6,562,167

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Waste Management, Inc.
#	0.750%, 11/15/25		2,000	$1,824,395
	Wells Fargo & Co.
	3.550%, 09/29/25		1,000	992,081
	3.000%, 04/22/26		2,000	1,924,740
	2.975%, 05/19/26	CAD	2,500	1,851,419
	3.000%, 10/23/26		1,000	954,850
	Western Digital Corp.
#	4.750%, 02/15/26		3,000	2,978,100
	Western Union Co. (The)
	1.350%, 03/15/26		6,000	5,436,161
	Williams Cos., Inc.
	4.300%, 03/04/24		1,000	1,011,072
	Williams Cos., Inc. (The)
	3.900%, 01/15/25		1,596	1,592,282
	WRKCo, Inc.
	4.650%, 03/15/26		5,500	5,623,406
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,360,000

TOTAL UNITED STATES				528,883,565

TOTAL BONDS				806,234,400

	U.S. TREASURY OBLIGATIONS — (4.7%)
	U.S. Treasury Notes
	0.250%, 05/15/24		44,500	42,318,457

	TOTAL INVESTMENT SECURITIES (Cost $914,106,301)			848,552,857

			Shares
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund		3,432,743	39,706,534

TOTAL INVESTMENTS — (100.0%) (Cost $953,810,326)				$888,259,391

As of April 30, 2022, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,214,619	CAD	15,288,832	State Street Bank and Trust	06/01/22	$313,845
USD	4,953,720	CAD	6,220,679	Morgan Stanley and Co. International	07/06/22	112,390
USD	3,652,975	EUR	3,350,499	State Street Bank and Trust	07/07/22	107,061

64

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,649,928	GBP	2,033,099	State Street Bank and Trust	07/20/22	$92,633

Total Appreciation						$625,929

CAD	1,074,976	USD	851,731	Citibank, N.A.	06/01/22	$(14,974)

Total (Depreciation)						$(14,974)

Total Appreciation (Depreciation)						$610,955

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$16,689,821	—	$16,689,821
Canada	—	50,032,026	—	50,032,026
Denmark	—	2,039,886	—	2,039,886
France	—	12,855,860	—	12,855,860
Germany	—	36,646,344	—	36,646,344
Ireland	—	6,093,530	—	6,093,530
Italy	—	6,372,350	—	6,372,350
Japan	—	54,940,953	—	54,940,953
Luxembourg	—	529,436	—	529,436
Netherlands	—	10,466,643	—	10,466,643
Norway	—	5,144,440	—	5,144,440
Spain	—	5,998,593	—	5,998,593
Sweden	—	5,736,402	—	5,736,402
Switzerland	—	11,974,764	—	11,974,764
United Kingdom	—	51,829,787	—	51,829,787
United States	—	528,883,565	—	528,883,565
U.S. Treasury Obligations	—	42,318,457	—	42,318,457
Securities Lending Collateral	—	39,706,534	—	39,706,534
Forward Currency Contracts**	—	610,955	—	610,955

TOTAL	—	$888,870,346	—	$888,870,346

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

65

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (9.0%)
Federal Farm Credit Banks
Funding Corp.
2.630%, 08/03/26		67	$66,116
Federal Home Loan Bank
4.750%, 03/10/23		170	173,880
Federal National Mortgage Association
0.750%, 10/08/27		9,000	8,001,215
0.875%, 08/05/30		2,200	1,832,708
2.000%, 05/17/37 TBA		34,139	31,985,520
2.500%, 05/17/37 TBA		41,390	39,603,440
2.000%, 05/12/52 TBA		46,389	40,918,360
2.500%, 05/12/52 TBA		56,325	51,380,803
3.000%, 05/12/52 TBA		72,336	68,205,039
Government National Mortgage Association
2.500%, 05/19/52 TBA		30,716	28,499,693
3.000%, 05/19/52 TBA		26,198	24,972,053
Tenessee Valley Authority
5.625%, 06/07/32	GBP	3,441	5,492,161

TOTAL AGENCY OBLIGATIONS			301,130,988

BONDS — (87.4%)

AUSTRALIA — (6.3%)
ANZ New Zealand International Ltd.
Ω 0.200%, 09/23/27	EUR	1,678	1,605,446
APT Pipelines Ltd.
Ω 3.500%, 03/22/30	GBP	1,400	1,716,166
Australia Government Bond
Ω 1.000%, 12/21/30	AUD	1,700	1,011,222
Buckeye Partners LP
4.150%, 07/01/23		22	21,835
3.950%, 12/01/26		87	82,215
Commonwealth Bank of Australia
Ω 3.150%, 09/19/27		2,010	1,940,243
Ω 1.875%, 09/15/31		8,300	6,891,246
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		5,800	5,495,500
Glencore Funding LLC
Ω 2.500%, 09/01/30		11,110	9,329,421
#Ω 2.850%, 04/27/31		3,000	2,562,780
National Australia Bank Ltd.
Ω 1.250%, 05/18/26	EUR	1,000	1,040,613
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	8,000	5,015,734

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Ω 1.500%, 02/20/32	AUD	14,820	$8,716,177
2.000%, 03/08/33	AUD	8,000	4,848,201
Queensland Treasury Corp.
Ω 1.750%, 08/21/31	AUD	4,000	2,433,537
Ω 1.500%, 08/20/32	AUD	9,700	5,640,452
Ω 1.750%, 07/20/34	AUD	34,000	19,409,040
Rio Tinto Finance PLC
Ω 4.000%, 12/11/29	GBP	3,500	4,661,541
South Australian Government Financing Authority
Ω 1.750%, 05/24/32	AUD	29,500	17,663,717
Telstra Corp. Ltd.
Ω 1.375%, 03/26/29	EUR	3,000	3,052,030
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	5,000	2,961,206
4.250%, 12/20/32	AUD	2,500	1,871,995
2.250%, 09/15/33	AUD	3,000	1,845,150
2.250%, 09/15/33	AUD	3,000	1,845,150
2.250%, 11/20/34	AUD	55,600	33,471,785
2.000%, 09/17/35	AUD	12,900	7,414,906
Western Australian Treasury Corp.
Ω 2.000%, 10/24/34	AUD	15,500	9,111,087
Westpac Banking Corp.
2.850%, 05/13/26		104	101,112
2.700%, 08/19/26		23	22,191
# 3.350%, 03/08/27		5,000	4,907,211
Ω 0.875%, 04/17/27	EUR	5,700	5,732,243
Ω 1.125%, 09/05/27	EUR	2,000	2,029,252
2.650%, 01/16/30		4,200	3,807,872
2.150%, 06/03/31		27,612	23,567,648
Westpac Securities NZ Ltd.
Ω 0.100%, 07/13/27	EUR	9,600	9,173,409

TOTAL AUSTRALIA			210,999,333

BELGIUM — (0.3%)
Anheuser-Busch InBev SA/NV
Ω 2.000%, 03/17/28	EUR	1,000	1,048,836
Ω 2.250%, 05/24/29	GBP	600	711,882
Ω 1.650%, 03/28/31	EUR	1,500	1,488,160
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 01/23/31		2,925	3,034,166
Dexia Credit Local SA
Ω 0.000%, 01/21/28	EUR	3,800	3,677,266

TOTAL BELGIUM			9,960,310

66

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)

CANADA — (12.8%)
Alimentation Couche-Tard, Inc.
Ω 1.875%, 05/06/26	EUR	700	$721,436
Ω 3.550%, 07/26/27		1,620	1,564,118
Bank of Nova Scotia
2.150%, 08/01/31		1,000	840,090
2.450%, 02/02/32		15,000	12,727,322
Canadian Natural Resources Ltd.
3.420%, 12/01/26	CAD	1,000	753,552
3.850%, 06/01/27		3,865	3,779,177
# 6.250%, 03/15/38		7,295	8,030,740
Canadian Pacific Railway Co.
3.700%, 02/01/26		45	44,797
Cenovus Energy, Inc.
3.600%, 03/10/27	CAD	4,000	2,998,638
4.400%, 04/15/29		3,038	3,009,858
CI Financial Corp.
3.200%, 12/17/30		4,553	3,854,182
CPPIB Capital, Inc.
Ω 1.125%, 12/14/29	GBP	28,050	32,496,817
Enbridge, Inc.
4.000%, 10/01/23		34	34,324
3.500%, 06/10/24		15	15,001
Fairfax Financial Holdings Ltd.
Ω 2.750%, 03/29/28	EUR	461	474,023
# 4.850%, 04/17/28		1,000	1,004,662
ITC Holdings Corp.
3.650%, 06/15/24		113	112,811
Methanex Corp.
# 5.250%, 12/15/29		7,600	7,220,000
Nutrien Ltd.
3.000%, 04/01/25		40	39,272
Ontario Teachers’ Finance Trust
Ω 0.100%, 05/19/28	EUR	5,000	4,802,490
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	1,721,188
2.050%, 06/01/30	CAD	19,000	13,267,388
1.650%, 06/01/31	CAD	9,000	5,961,725
3.500%, 06/01/31	CAD	4,000	3,097,684
3.900%, 12/01/33	CAD	49,600	39,249,888
Province of British Columbia Canada
# 6.500%, 01/15/26		93	102,809
2.950%, 12/18/28	CAD	5,000	3,798,856
2.200%, 06/18/30	CAD	19,500	13,783,805
1.550%, 06/18/31	CAD	21,000	13,790,542
5.400%, 06/18/35	CAD	27,000	24,630,288
Province of Manitoba Canada
2.050%, 06/02/30	CAD	20,000	13,912,895
2.050%, 06/02/31	CAD	46,100	31,503,311
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	8,000	5,522,687

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Ontario Canada
2.050%, 06/02/30	CAD	2,000	$1,394,528
1.350%, 12/02/30	CAD	6,000	3,907,508
5.850%, 03/08/33	CAD	16,600	15,376,563
5.600%, 06/02/35	CAD	44,000	40,663,994
Province of Quebec Canada
Ω 0.875%, 05/04/27	EUR	190	194,703
6.000%, 10/01/29	CAD	4,000	3,624,458
1.900%, 09/01/30	CAD	32,200	22,150,612
1.500%, 09/01/31	CAD	7,000	4,557,778
6.250%, 06/01/32	CAD	15,000	14,222,356
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	10,000	7,047,211
2.150%, 06/02/31	CAD	15,600	10,771,911
6.400%, 09/05/31	CAD	23,000	21,773,417
Royal Bank of Canada
2.300%, 11/03/31		700	596,036
# 3.875%, 05/04/32		8,000	7,685,962
Spectra Energy Partners LP
4.750%, 03/15/24		22	22,455
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,852,347
# 6.800%, 05/15/38		734	855,272
TC PipeLines LP
3.900%, 05/25/27		2,000	1,989,587
Thomson Reuters Corp.
4.300%, 11/23/23		60	60,873
Toronto-Dominion Bank
3.200%, 03/10/32		5,500	5,016,261
TransCanada PipeLines Ltd.
# 4.625%, 03/01/34		6,200	6,128,351
5.600%, 03/31/34		1,000	1,055,486

TOTAL CANADA			425,814,045

DENMARK — (0.7%)
AP Moller - Maersk AS
Ω 1.750%, 03/16/26	EUR	4,500	4,761,708
Denmark Government Bond
0.000%, 11/15/31	DKK	135,000	17,058,627

TOTAL DENMARK			21,820,335

FINLAND — (0.9%)
Nokia Oyj
# 4.375%, 06/12/27		7,350	7,129,500
Nordea Bank Abp
Ω 0.500%, 05/14/27	EUR	13,460	13,348,646
Ω 0.500%, 11/02/28	EUR	1,000	944,759
OP Corporate Bank PLC
Ω 0.100%, 11/16/27	EUR	8,350	7,955,259

TOTAL FINLAND			29,378,164

67

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (2.6%)
Banque Federative du Credit Mutuel SA
Ω 0.750%, 01/17/30	EUR	1,200	$1,091,671
Ω 0.625%, 02/21/31	EUR	400	350,639
BNP Paribas SA
Ω 1.500%, 11/17/25	EUR	1,200	1,244,586
BPCE SA
Ω 0.010%, 01/14/27	EUR	3,500	3,365,297
Ω 3.500%, 10/23/27		5,000	4,718,319
Ω 2.700%, 10/01/29		6,626	5,891,097
Ω 0.625%, 01/15/30	EUR	500	463,630
Ω 0.250%, 01/14/31	EUR	3,300	2,881,697
Credit Agricole SA
Ω 1.375%, 05/03/27	EUR	2,000	2,053,688
Electricite de France SA
Ω 3.625%, 10/13/25		40	39,733
Ω 6.250%, 05/30/28	GBP	1,000	1,453,922
5.875%, 07/18/31	GBP	3,200	4,682,423
Ω 6.125%, 06/02/34	GBP	1,500	2,263,373
Orange SA
Ω 8.125%, 11/20/28	GBP	1,964	3,209,297
Ω 2.000%, 01/15/29	EUR	1,200	1,275,334
Ω 3.250%, 01/15/32	GBP	600	751,415
Pernod Ricard SA
Ω 3.250%, 06/08/26		173	169,381
Sanofi
Ω 1.375%, 03/21/30	EUR	9,200	9,496,330
SNCF Reseau
Ω 5.250%, 12/07/28	GBP	280	415,226
Ω 5.250%, 01/31/35	GBP	5,050	8,120,093
Societe Generale SA
Ω 4.750%, 09/14/28		1,000	988,763
Ω 2.125%, 09/27/28	EUR	2,000	2,022,002
#Ω 3.000%, 01/22/30		1,400	1,219,119
TotalEnergies Capital Canada Ltd.
Ω 2.125%, 09/18/29	EUR	8,400	8,892,367
TotalEnergies Capital International SA
Ω 0.696%, 05/31/28	EUR	2,300	2,277,478
Ω 0.750%, 07/12/28	EUR	4,600	4,557,470
Ω 1.405%, 09/03/31	GBP	3,500	3,839,543
TotalEnergies Capital SA
3.883%, 10/11/28		2,200	2,181,594
WEA Finance LLC
Ω 3.500%, 06/15/29		7,350	6,718,648

TOTAL FRANCE			86,634,135

GERMANY — (1.6%)
Bayer Capital Corp. BV
Ω 1.500%, 06/26/26	EUR	5,700	5,915,249
Ω 2.125%, 12/15/29	EUR	900	921,568

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	$26,626
BMW Finance NV
Ω 1.500%, 02/06/29	EUR	2,600	2,676,844
BMW U.S. Capital LLC
Ω 2.800%, 04/11/26		194	187,203
Ω 3.300%, 04/06/27		500	486,626
Ω 3.300%, 04/06/27		58	56,449
Daimler Finance North America LLC
Ω 2.625%, 03/10/30		170	152,293
8.500%, 01/18/31		1,304	1,676,657
Deutsche Bank AG
3.700%, 05/30/24		113	112,128
Deutsche Telekom AG
Ω 3.125%, 02/06/34	GBP	3,000	3,646,355
Ω 1.375%, 07/05/34	EUR	3,000	2,876,305
Deutsche Telekom International Finance BV
Ω 1.375%, 01/30/27	EUR	500	522,200
Ω 2.250%, 04/13/29	GBP	1,600	1,903,724
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	3,359,354
E.ON SE
Ω 1.625%, 05/22/29	EUR	1,200	1,238,938
Fresenius Medical Care U.S. Finance III, Inc.
#Ω 2.375%, 02/16/31		8,100	6,583,461
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	623,000	5,182,848
Mercedes-Benz Group AG
Ω 1.000%, 11/15/27	EUR	4,300	4,369,523
Ω 2.000%, 02/27/31	EUR	1,000	1,043,761
Ω 1.125%, 08/08/34	EUR	1,900	1,731,174
Volkswagen International Finance NV
Ω 1.875%, 03/30/27	EUR	5,400	5,548,069
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	2,942,185

TOTAL GERMANY			53,159,540

ITALY — (0.6%)
Eni SpA
Ω 1.500%, 01/17/27	EUR	1,000	1,035,170
Ω 1.125%, 09/19/28	EUR	1,700	1,682,998
Ω 3.625%, 01/29/29	EUR	312	357,768
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,424,063
Ω 1.750%, 07/04/29	EUR	3,800	3,739,893
Ω 4.000%, 09/23/29		2,000	1,839,959

68

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
ITALY — (Continued)
Ω 2.500%, 01/15/30	GBP	3,850	$4,359,196
Italy Buoni Poliennali Del Tesoro
Ω 1.250%, 12/01/26	EUR	2,100	2,163,573
UniCredit SpA
Ω 1.625%, 01/18/32	EUR	5,000	4,490,185

TOTAL ITALY			21,092,805

JAPAN — (2.3%)
7-Eleven, Inc.
1.300%, 02/10/28		300	254,649
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,377,904
Ω 2.850%, 01/26/28		1,500	1,309,256
American Honda Finance Corp.
2.300%, 09/09/26		130	123,268
Japan Government Twenty Year Bond
1.800%, 09/20/31	JPY	680,000	6,006,688
1.500%, 03/20/34	JPY	550,000	4,803,552
1.200%, 09/20/35	JPY	550,000	4,663,229
0.400%, 03/20/36	JPY	330,000	2,525,495
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	34,410
3.195%, 07/18/29		4,551	4,181,568
2.559%, 02/25/30		5,000	4,363,168
2.048%, 07/17/30		5,200	4,317,563
3.751%, 07/18/39		380	346,940
Mizuho Financial Group, Inc.
Ω 0.402%, 09/06/29	EUR	4,224	3,840,855
Ω 0.797%, 04/15/30	EUR	923	846,608
Ω 0.693%, 10/07/30	EUR	1,620	1,453,565
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	9,138,103
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26		800	771,867
StanCorp Financial Group, Inc.
# 5.000%, 08/15/22		37	37,286
Sumitomo Mitsui Financial Group, Inc.
# 3.944%, 07/19/28		700	682,278
3.040%, 07/16/29		9,750	8,863,609
Ω 0.632%, 10/23/29	EUR	2,000	1,835,862
2.750%, 01/15/30		790	698,940
# 2.130%, 07/08/30		4,000	3,384,880
2.222%, 09/17/31		6,000	4,963,438
Toyota Motor Corp.
3.669%, 07/20/28		2,615	2,596,327

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Toyota Motor Credit Corp.
2.625%, 01/10/23		75	$75,318

TOTAL JAPAN			75,496,626

LUXEMBOURG — (0.0%)
ArcelorMittal SA
# 4.250%, 07/16/29		1,000	969,095

NETHERLANDS — (2.4%)
Ahold Finance USA LLC
6.875%, 05/01/29		8	9,147
BNG Bank NV
Ω 3.300%, 04/26/29	AUD	5,000	3,413,409
Cooperatieve Rabobank UA
Ω 1.375%, 02/03/27	EUR	1,000	1,046,454
4.550%, 08/30/29	GBP	415	573,375
CTP NV
Ω 1.250%, 06/21/29	EUR	2,600	2,296,715
Ω 1.500%, 09/27/31	EUR	4,396	3,641,348
Heineken NV
Ω 2.750%, 04/01/23		26	25,955
ING Groep NV
Ω 1.375%, 01/11/28	EUR	3,100	3,100,870
4.050%, 04/09/29		300	289,113
Koninklijke Ahold Delhaize NV
Ω 1.125%, 03/19/26	EUR	520	537,016
Koninklijke KPN NV
Ω 5.750%, 09/17/29	GBP	1,500	2,090,509
Koninklijke Philips NV
Ω 1.375%, 05/02/28	EUR	2,000	2,024,610
Nederlandse Waterschapsbank NV
Ω 3.300%, 05/02/29	AUD	4,500	3,079,039
Shell International Finance BV
Ω 1.625%, 01/20/27	EUR	1,408	1,485,759
Ω 0.125%, 11/08/27	EUR	5,000	4,850,116
Ω 1.250%, 05/12/28	EUR	5,600	5,726,744
Ω 0.750%, 08/15/28	EUR	2,000	1,978,492
# 3.875%, 11/13/28		6,150	6,145,644
2.375%, 11/07/29		1,282	1,143,819
Ω 1.000%, 12/10/30	GBP	32,953	35,084,424

TOTAL NETHERLANDS			78,542,558

NEW ZEALAND — (0.5%)
New Zealand Government Bond
Ω 3.500%, 04/14/33	NZD	28,500	18,120,291

NORWAY — (1.1%)
Aker BP ASA
Ω 2.875%, 01/15/26		4,000	3,810,697
#Ω 3.750%, 01/15/30		4,600	4,291,086

69

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NORWAY — (Continued)
Equinor ASA
# 2.650%, 01/15/24		81	$80,465
Ω 6.875%, 03/11/31	GBP	15,814	25,793,607
Kommunalbanken AS
3.400%, 07/24/28	AUD	3,500	2,414,078

TOTAL NORWAY			36,389,933

SINGAPORE — (0.6%)
Singapore Government Bond
2.875%, 09/01/30	SGD	25,700	19,057,341

SPAIN — (0.6%)
Banco Santander SA
3.490%, 05/28/30		4,000	3,651,576
Ω 1.000%, 11/04/31	EUR	500	443,955
Merlin Properties Socimi SA
Ω 2.375%, 09/18/29	EUR	300	299,461
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	207,544
4.400%, 07/13/27		2,000	1,972,713
Santander UK PLC
4.000%, 03/13/24		103	104,191
Ω 3.875%, 10/15/29	GBP	1,478	1,941,253
Telefonica Emisiones SA
Ω 1.715%, 01/12/28	EUR	4,300	4,504,314
Ω 5.445%, 10/08/29	GBP	650	919,153
# 7.045%, 06/20/36		4,530	5,219,194
Telefonica Europe BV
8.250%, 09/15/30		500	618,978

TOTAL SPAIN			19,882,332

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.2%)
African Development Bank
Ω 3.350%, 08/08/28	AUD	6,000	4,122,035
Asian Development Bank
2.350%, 06/21/27	JPY	2,570,000	22,143,886
EUROFIMA
Ω 3.350%, 05/21/29	AUD	8,000	5,426,587
European Investment Bank
2.150%, 01/18/27	JPY	1,489,600	12,583,892
5.625%, 06/07/32	GBP	3,789	6,214,568
International Bank for Reconstruction & Development
0.750%, 11/24/27		14,000	12,360,854
3.300%, 08/14/28	AUD	6,500	4,490,838
1.000%, 12/21/29	GBP	2,600	3,010,765
International Finance Corp.
1.250%, 02/06/31	AUD	3,000	1,704,190

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			72,057,615

		Face Amount^	Value†
		(000)
SWEDEN — (0.1%)
Swedbank AB
Ω 0.200%, 01/12/28	EUR	2,000	$1,861,413

SWITZERLAND — (0.9%)
ABB Finance USA, Inc.
2.875%, 05/08/22		45	45,008
Credit Suisse Group AG
Ω 0.650%, 09/10/29	EUR	2,000	1,745,795
Nestle Holdings, Inc.
#Ω 1.000%, 09/15/27		1,249	1,096,012
#Ω 1.500%, 09/14/28		3,000	2,637,647
#Ω 1.875%, 09/14/31		2,500	2,126,420
Ω 1.375%, 06/23/33	GBP	12,600	13,624,687
Novartis Finance SA
Ω 1.375%, 08/14/30	EUR	4,000	4,081,814
UBS Group AG
Ω 1.250%, 09/01/26	EUR	1,800	1,833,884
Ω 0.875%, 11/03/31	EUR	2,500	2,243,162

TOTAL SWITZERLAND			29,434,429

UNITED KINGDOM — (4.7%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		1,000	815,493
AstraZeneca PLC
Ω 1.250%, 05/12/28	EUR	1,200	1,237,279
Ω 5.750%, 11/13/31	GBP	450	700,130
Barclays PLC
4.375%, 01/12/26		2,000	1,993,034
Ω 3.250%, 02/12/27	GBP	1,657	2,034,506
3.250%, 01/17/33	GBP	7,500	8,804,781
BAT Capital Corp.
2.726%, 03/25/31		3,200	2,626,401
BAT International Finance PLC
Ω 4.000%, 09/04/26	GBP	1,220	1,532,254
Ω 1.250%, 03/13/27	EUR	1,000	971,991
Ω 3.125%, 03/06/29	EUR	3,200	3,260,056
Ω 2.250%, 01/16/30	EUR	3,000	2,816,188
BP Capital Markets America, Inc.
3.017%, 01/16/27		127	122,252
4.234%, 11/06/28		230	230,954
# 3.633%, 04/06/30		800	771,449
2.721%, 01/12/32		9,000	7,927,125
BP Capital Markets PLC
3.535%, 11/04/24		15	15,044
Ω 1.573%, 02/16/27	EUR	2,850	2,969,627
Ω 1.231%, 05/08/31	EUR	2,500	2,394,083
British Telecommunications PLC
Ω 1.500%, 06/23/27	EUR	2,500	2,566,683
5.125%, 12/04/28		1,000	1,018,598
Ω 5.750%, 12/07/28	GBP	1,000	1,401,954
Ω 3.250%, 11/08/29		4,000	3,604,199
Ω 3.125%, 11/21/31	GBP	1,500	1,783,602

70

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Centrica PLC
Ω 4.375%, 03/13/29	GBP	1,000	$1,327,419
CNH Industrial Finance Europe SA
Ω 1.750%, 03/25/27	EUR	2,000	2,059,330
Ω 1.625%, 07/03/29	EUR	2,550	2,533,854
Coca-Cola Europacific Partners PLC
Ω 1.750%, 05/26/28	EUR	1,400	1,451,828
Diageo Finance PLC
Ω 1.500%, 10/22/27	EUR	1,000	1,043,975
HSBC Holdings PLC
Ω 2.625%, 08/16/28	GBP	5,164	6,136,592
4.950%, 03/31/30		2,000	2,017,832
Lloyds Banking Group PLC
# 3.750%, 01/11/27		3,500	3,408,605
Ω 1.500%, 09/12/27	EUR	2,100	2,133,404
4.550%, 08/16/28		2,300	2,292,613
LSEGA Financing PLC
Ω 2.500%, 04/06/31		1,500	1,308,738
Nationwide Building Society
Ω 3.250%, 01/20/28	GBP	1,500	1,896,799
Natwest Group PLC
4.800%, 04/05/26		3,000	3,026,057
Prudential PLC
3.125%, 04/14/30		100	92,313
3.625%, 03/24/32		19,800	18,474,311
Rolls-Royce PLC
Ω 3.625%, 10/14/25		5,720	5,376,800
3.375%, 06/18/26	GBP	800	925,323
Smith & Nephew PLC
2.032%, 10/14/30		1,000	804,168
Southern Gas Networks PLC
Ω 1.250%, 12/02/31	GBP	4,200	4,339,521
Transport for London
Ω 4.000%, 09/12/33	GBP	5,900	7,805,419
Unilever Finance Netherlands BV
Ω 1.375%, 07/31/29	EUR	700	719,085
United Kingdom Gilt
Ω 0.250%, 07/31/31	GBP	350	378,902
Ω 0.625%, 07/31/35	GBP	15,400	16,106,232
Vodafone Group PLC
Ω 1.500%, 07/24/27	EUR	1,750	1,815,398
Ω 4.200%, 12/13/27	AUD	1,800	1,246,207
7.875%, 02/15/30		77	93,236
Ω 1.625%, 11/24/30	EUR	2,500	2,498,149
Ω 5.900%, 11/26/32	GBP	3,250	4,928,168
# 6.150%, 02/27/37		5,000	5,523,477
Western Power Distribution South West PLC
Ω 5.875%, 03/25/27	GBP	900	1,275,930
Ω 2.375%, 05/16/29	GBP	1,300	1,545,625

TOTAL UNITED KINGDOM			156,182,993

		Face Amount^	Value†
		(000)
UNITED STATES — (46.2%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		1,209	$977,439
AbbVie, Inc.
3.250%, 10/01/22		88	88,189
2.900%, 11/06/22		33	33,088
3.800%, 03/15/25		29	29,026
4.250%, 11/14/28		2,400	2,392,208
2.625%, 11/15/28	EUR	3,416	3,715,324
2.125%, 06/01/29	EUR	1,500	1,581,272
Activision Blizzard, Inc.
1.350%, 09/15/30		500	407,011
Advance Auto Parts, Inc.
3.900%, 04/15/30		8,100	7,669,693
AECOM
5.125%, 03/15/27		5,660	5,596,325
Aetna, Inc.
2.750%, 11/15/22		97	97,158
6.750%, 12/15/37		700	827,823
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	2,856,019
Aflac, Inc.
3.250%, 03/17/25		129	127,793
3.600%, 04/01/30		5,025	4,893,058
Alabama Power Co.
2.800%, 04/01/25		30	29,391
Albemarle Corp.
4.150%, 12/01/24		86	86,943
Allstate Corp. (The)
5.950%, 04/01/36		600	682,778
Ally Financial, Inc.
# 8.000%, 11/01/31		2,800	3,330,921
Alphabet, Inc.
1.998%, 08/15/26		86	81,696
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,824,476
4.800%, 02/14/29		598	592,283
3.400%, 05/06/30		400	358,284
2.450%, 02/04/32		4,712	3,770,696
Amazon.com, Inc.
1.200%, 06/03/27		7,871	7,046,729
1.650%, 05/12/28		18,000	16,004,949
1.500%, 06/03/30		11,394	9,574,794
American Express Co.
3.300%, 05/03/27		131	127,707
American Honda Finance Corp.
0.300%, 07/07/28	EUR	333	313,639
American International Group, Inc.
3.900%, 04/01/26		46	45,779
1.875%, 06/21/27	EUR	4,075	4,211,654
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	918,233
0.950%, 10/05/30	EUR	1,000	896,020

71

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.300%, 09/15/31		4,250	$3,459,904
1.000%, 01/15/32	EUR	2,470	2,146,916
4.050%, 03/15/32		3,125	2,931,862
American Water Capital Corp.
3.850%, 03/01/24		25	25,178
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	43,542
2.875%, 09/15/26		65	62,963
AmerisourceBergen Corp.
3.400%, 05/15/24		433	432,334
2.800%, 05/15/30		6,900	6,165,214
Amgen, Inc.
3.125%, 05/01/25		37	36,558
# 2.600%, 08/19/26		28	26,736
Ω 4.000%, 09/13/29	GBP	1,836	2,437,221
2.450%, 02/21/30		350	308,733
2.300%, 02/25/31		3,113	2,678,231
3.350%, 02/22/32		6,655	6,136,631
3.150%, 02/21/40		2,000	1,612,648
Amphenol Technologies Holding GmbH
Ω 2.000%, 10/08/28	EUR	4,000	4,194,170
Analog Devices, Inc.
3.500%, 12/05/26		23	22,943
Anthem, Inc.
3.125%, 05/15/22		25	25,014
3.500%, 08/15/24		58	58,073
2.250%, 05/15/30		1,550	1,336,664
# 2.550%, 03/15/31		4,000	3,513,814
Aon Corp.
4.500%, 12/15/28		960	976,918
# 3.750%, 05/02/29		5,000	4,873,928
2.800%, 05/15/30		2,550	2,268,325
Aon Global Ltd.
4.000%, 11/27/23		47	47,410
3.500%, 06/14/24		107	107,140
2.875%, 05/14/26	EUR	1,400	1,538,075
Apache Corp.
6.000%, 01/15/37		500	516,540
Apple, Inc.
# 2.500%, 02/09/25		53	52,267
2.450%, 08/04/26		200	193,156
1.625%, 11/10/26	EUR	500	532,368
# 3.000%, 06/20/27		64	62,882
2.000%, 09/17/27	EUR	150	162,701
1.200%, 02/08/28		7,000	6,126,868
3.050%, 07/31/29	GBP	2,156	2,789,277
2.200%, 09/11/29		19,100	17,337,958
1.650%, 05/11/30		11,245	9,671,994
1.250%, 08/20/30		20,800	17,084,167
Applied Materials, Inc.
3.300%, 04/01/27		59	58,190
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	55,949

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ares Capital Corp.
4.200%, 06/10/24		6,000	$6,003,775
# 3.875%, 01/15/26		4,000	3,840,122
3.200%, 11/15/31		3,200	2,556,683
Arizona Public Service Co.
2.600%, 08/15/29		3,900	3,511,745
2.200%, 12/15/31		500	413,350
5.050%, 09/01/41		700	689,953
Arrow Electronics, Inc.
# 3.875%, 01/12/28		2,203	2,151,821
Ashland LLC
Ω 3.375%, 09/01/31		12,270	10,613,550
Assurant, Inc.
2.650%, 01/15/32		1,750	1,425,143
AT&T, Inc.
1.800%, 09/05/26	EUR	800	843,234
4.375%, 09/14/29	GBP	500	663,607
2.600%, 12/17/29	EUR	1,463	1,563,067
2.750%, 06/01/31		3,500	3,086,430
3.550%, 12/17/32	EUR	1,500	1,693,211
2.550%, 12/01/33		1,746	1,448,829
4.850%, 03/01/39		1,700	1,691,660
# 3.500%, 06/01/41		1,500	1,246,524
5.550%, 08/15/41		2,000	2,148,772
Autodesk, Inc.
4.375%, 06/15/25		35	35,547
3.500%, 06/15/27		3,236	3,147,819
Automatic Data Processing, Inc.
3.375%, 09/15/25		114	114,461
1.700%, 05/15/28		400	359,712
AutoNation, Inc.
2.400%, 08/01/31		7,300	5,904,999
3.850%, 03/01/32		8,000	7,216,854
AutoZone, Inc.
2.875%, 01/15/23		140	140,179
3.250%, 04/15/25		72	71,003
AvalonBay Communities, Inc.
# 2.050%, 01/15/32		4,000	3,409,986
Avnet, Inc.
4.625%, 04/15/26		65	65,204
# 3.000%, 05/15/31		4,000	3,422,200
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	1,911,559
Ball Corp.
2.875%, 08/15/30		9,365	7,875,029
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	7,559
Bank of America Corp.
3.300%, 01/11/23		52	52,418
# 4.000%, 04/01/24		72	72,974
Ω 7.000%, 07/31/28	GBP	1,500	2,265,788

72

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Bank of New York Mellon Corp.
2.800%, 05/04/26		64	$62,438
Bath & Body Works, Inc.
# 5.250%, 02/01/28		2,000	1,920,000
Baxter International, Inc.
2.600%, 08/15/26		49	46,370
1.300%, 05/15/29	EUR	1,300	1,286,664
Belo Corp.
7.250%, 09/15/27		1,000	1,100,000
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		6,500	5,367,646
Berkshire Hathaway, Inc.
1.125%, 03/16/27	EUR	4,600	4,703,063
0.440%, 09/13/29	JPY	1,920,000	14,479,095
0.437%, 04/15/31	JPY	1,700,000	12,472,598
0.472%, 01/23/32	JPY	1,100,000	8,088,083
Best Buy Co., Inc.
4.450%, 10/01/28		5,000	5,068,585
Biogen, Inc.
2.250%, 05/01/30		3,000	2,507,866
Black Hills Corp.
4.350%, 05/01/33		2,250	2,171,638
BlackRock, Inc.
# 3.250%, 04/30/29		15,544	14,988,321
2.400%, 04/30/30		4,054	3,628,504
1.900%, 01/28/31		11,300	9,507,955
Block Financial LLC
# 2.500%, 07/15/28		1,500	1,329,568
Block, Inc.
Ω 3.500%, 06/01/31		12,652	10,596,050
Boardwalk Pipelines LP
3.600%, 09/01/32		2,100	1,856,181
Boeing Co.
2.500%, 03/01/25		75	72,143
2.600%, 10/30/25		42	39,831
2.950%, 02/01/30		2,000	1,721,738
3.550%, 03/01/38		5,000	3,988,286
Booking Holdings, Inc.
3.600%, 06/01/26		108	107,516
1.800%, 03/03/27	EUR	800	837,462
4.625%, 04/13/30		5,182	5,298,927
BorgWarner, Inc.
1.000%, 05/19/31	EUR	600	530,831
Boston Properties LP
3.400%, 06/21/29		200	186,810
3.250%, 01/30/31		600	544,470
2.450%, 10/01/33		3,000	2,435,410
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	781,478
Bristol-Myers Squibb Co.
2.000%, 08/01/22		79	79,181

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Brixmor Operating Partnership LP
2.500%, 08/16/31		2,550	$2,110,816
Broadcom, Inc.
4.300%, 11/15/32		2,700	2,531,692
Ω 3.419%, 04/15/33		1,000	857,940
Ω 3.137%, 11/15/35		205	165,583
Ω 3.187%, 11/15/36		2,482	1,959,612
Ω 3.500%, 02/15/41		10,600	8,243,195
Broadstone Net Lease LLC
2.600%, 09/15/31		6,885	5,777,502
Brown & Brown, Inc.
4.200%, 09/15/24		54	54,431
4.500%, 03/15/29		1,500	1,494,614
Brown-Forman Corp.
1.200%, 07/07/26	EUR	2,000	2,048,705
2.600%, 07/07/28	GBP	1,100	1,368,307
Brunswick Corp.
# 2.400%, 08/18/31		2,700	2,123,964
# 4.400%, 09/15/32		10,000	9,217,453
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,900	2,831,306
Burlington Northern Santa Fe LLC
7.000%, 12/15/25		10	11,146
Camden Property Trust
2.800%, 05/15/30		6,188	5,609,125
Campbell Soup Co.
3.300%, 03/19/25		47	46,431
# 4.150%, 03/15/28		2,883	2,867,618
# 2.375%, 04/24/30		1,460	1,259,502
Capital One Financial Corp.
3.750%, 04/24/24		54	54,070
3.750%, 03/09/27		1,800	1,753,176
3.800%, 01/31/28		4,400	4,228,664
1.650%, 06/12/29	EUR	5,215	5,026,758
Cardinal Health, Inc.
# 3.410%, 06/15/27		4,067	3,954,933
Cargill, Inc.
Ω 2.125%, 04/23/30		2,000	1,743,472
Cboe Global Markets, Inc.
1.625%, 12/15/30		600	496,190
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	2,000	1,792,086
Charles Schwab Corp.
2.750%, 10/01/29		2,000	1,832,432
Chemours Co.
# 5.375%, 05/15/27		1,600	1,544,000
Chevron Corp.
2.954%, 05/16/26		133	130,057
1.995%, 05/11/27		5,200	4,814,071
2.236%, 05/11/30		16,271	14,497,312
Chevron USA, Inc.
1.018%, 08/12/27		14,400	12,611,862

73

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.850%, 01/15/28		5,937	$5,981,729
3.250%, 10/15/29		200	192,418
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,401,679
Chubb INA Holdings, Inc.
3.350%, 05/15/24		60	60,116
1.550%, 03/15/28	EUR	4,900	4,992,757
Cigna Corp.
3.400%, 03/01/27		174	169,141
# 4.375%, 10/15/28		3,750	3,762,210
2.375%, 03/15/31		2,000	1,711,792
# 4.800%, 08/15/38		2,459	2,452,086
Citigroup, Inc.
3.875%, 10/25/23		33	33,469
Ω 1.500%, 10/26/28	EUR	1,900	1,903,283
CME Group, Inc.
3.000%, 03/15/25		33	32,715
3.750%, 06/15/28		3,200	3,177,117
CMS Energy Corp.
# 3.600%, 11/15/25		37	36,707
3.000%, 05/15/26		58	56,242
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,289,375
5.250%, 05/30/29		2,000	2,038,506
Coca-Cola Co.
2.900%, 05/25/27		275	268,179
Comcast Corp.
3.375%, 08/15/25		49	48,832
4.250%, 01/15/33		3,650	3,642,251
# 4.400%, 08/15/35		1,000	992,995
Comerica, Inc.
4.000%, 02/01/29		3,500	3,495,807
Conagra Brands, Inc.
# 5.300%, 11/01/38		2,000	1,989,463
ConocoPhillips Co.
# 6.950%, 04/15/29		800	942,927
Consolidated Edison Co. of New
York, Inc.
# 3.300%, 12/01/24		15	15,022
3.350%, 04/01/30		3,200	3,027,338
5.500%, 12/01/39		755	813,381
Constellation Brands, Inc.
# 3.500%, 05/09/27		3,000	2,949,740
Corporate Office Properties LP
2.750%, 04/15/31		2,000	1,696,858
2.900%, 12/01/33		2,875	2,347,365
Costco Wholesale Corp.
1.750%, 04/20/32		2,300	1,909,009
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	78,920
#Ω 3.500%, 08/15/27		800	776,259
Ω 4.800%, 02/01/35		8,000	7,825,552

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Crown Castle International Corp.
2.250%, 01/15/31		2,500	$2,057,737
2.100%, 04/01/31		5,000	4,053,189
2.900%, 04/01/41		2,000	1,491,270
Cummins, Inc.
# 1.500%, 09/01/30		500	408,561
CVS Health Corp.
3.375%, 08/12/24		174	173,535
3.250%, 08/15/29		1,000	931,425
Darden Restaurants, Inc.
# 3.850%, 05/01/27		4,000	3,935,868
DCP Midstream Operating LP
5.375%, 07/15/25		6,100	6,130,500
Deere & Co.
5.375%, 10/16/29		5	5,463
DH Europe Finance Sarl
1.200%, 06/30/27	EUR	1,300	1,327,006
Dick’s Sporting Goods, Inc.
# 3.150%, 01/15/32		10,700	8,934,637
Discover Bank
4.650%, 09/13/28		2,600	2,598,787
Discovery Communications LLC
3.900%, 11/15/24		63	63,132
3.450%, 03/15/25		66	64,770
1.900%, 03/19/27	EUR	5,700	5,789,284
# 3.625%, 05/15/30		3,000	2,750,231
Dollar General Corp.
3.250%, 04/15/23		79	79,287
4.150%, 11/01/25		13	13,183
# 4.125%, 05/01/28		2,000	2,012,877
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	3,572,257
Dominion Energy, Inc.
3.900%, 10/01/25		117	117,679
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,201,697
Dow Chemical Co. (The)
1.125%, 03/15/32	EUR	782	712,815
# 4.250%, 10/01/34		2,405	2,364,384
DPL, Inc.
4.125%, 07/01/25		940	902,400
DTE Energy Co.
2.850%, 10/01/26		500	477,370
Duke Energy Corp.
3.300%, 06/15/41		2,400	1,941,819
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,424,722
Eagle Materials, Inc.
2.500%, 07/01/31		3,000	2,538,148
Eastman Chemical Co.
3.800%, 03/15/25		51	50,803
1.875%, 11/23/26	EUR	5,000	5,211,077
Eaton Corp.
4.000%, 11/02/32		500	495,326

74

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
eBay, Inc.
# 3.600%, 06/05/27		815	$802,834
Ecolab, Inc.
2.700%, 11/01/26		52	50,199
Edison International
4.125%, 03/15/28		995	958,582
EI du Pont de Nemours & Co.
2.300%, 07/15/30		1,000	885,782
Emerson Electric Co.
3.150%, 06/01/25		62	61,595
Energy Transfer LP
4.750%, 01/15/26		2,366	2,394,276
# 3.750%, 05/15/30		5,000	4,606,536
EnerSys
Ω 4.375%, 12/15/27		3,700	3,431,750
Entergy Corp.
2.800%, 06/15/30		2,000	1,756,919
Enterprise Products Operating LLC
3.900%, 02/15/24		24	24,211
3.700%, 02/15/26		62	61,390
EOG Resources, Inc.
4.375%, 04/15/30		100	102,776
EPR Properties
# 3.750%, 08/15/29		7,000	6,198,295
EQM Midstream Partners LP
Ω 4.750%, 01/15/31		6,000	5,349,600
Equifax, Inc.
3.250%, 06/01/26		900	871,795
3.100%, 05/15/30		4,000	3,634,236
Equinix, Inc.
# 2.150%, 07/15/30		3,600	2,984,987
2.500%, 05/15/31		1,545	1,297,903
Equitable Holdings, Inc.
# 4.350%, 04/20/28		800	795,768
Exelon Corp.
3.950%, 06/15/25		27	27,207
Expedia Group, Inc.
# 3.800%, 02/15/28		4,426	4,215,287
# 3.250%, 02/15/30		2,500	2,230,081
Extra Space Storage LP
2.350%, 03/15/32		4,000	3,292,190
Exxon Mobil Corp.
# 2.440%, 08/16/29		7,900	7,222,853
FedEx Corp.
1.625%, 01/11/27	EUR	2,000	2,091,287
3.400%, 02/15/28		1,000	964,554
3.100%, 08/05/29		910	844,856
4.900%, 01/15/34		1,300	1,324,728
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		8,000	8,265,265
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	2,631,058

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.450%, 03/15/31		2,350	$1,949,239
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	3,039,383
3.360%, 05/21/31	GBP	3,143	3,858,943
FirstEnergy Corp.
7.375%, 11/15/31		4,250	4,873,943
Fiserv, Inc.
1.625%, 07/01/30	EUR	9,300	9,121,812
3.000%, 07/01/31	GBP	2,000	2,386,435
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		1,500	1,328,273
Flex Ltd.
4.875%, 06/15/29		1,944	1,944,220
4.875%, 05/12/30		10,200	10,089,269
Flowserve Corp.
3.500%, 10/01/30		300	268,651
2.800%, 01/15/32		13,730	11,305,790
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	3,840,000
5.113%, 05/03/29		4,200	3,979,500
Fox Corp.
4.709%, 01/25/29		279	280,674
GATX Corp.
3.250%, 03/30/25		60	58,691
# 3.250%, 09/15/26		32	31,096
3.500%, 03/15/28		500	479,821
3.500%, 06/01/32		1,700	1,540,029
GE Capital Funding LLC
4.550%, 05/15/32		4,000	4,008,242
General Electric Co.
6.750%, 03/15/32		120	140,181
General Mills, Inc.
# 3.200%, 02/10/27		1,007	983,286
1.500%, 04/27/27	EUR	2,000	2,071,505
General Motors Co.
6.125%, 10/01/25		2,000	2,111,212
# 4.200%, 10/01/27		1,400	1,354,458
6.800%, 10/01/27		1,035	1,112,816
5.150%, 04/01/38		1,000	941,919
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	182,783
# 4.350%, 01/17/27		1,058	1,043,931
3.600%, 06/21/30		1,000	899,450
2.700%, 06/10/31		2,500	2,057,935
3.100%, 01/12/32		1,000	843,386
Georgia Power Co.
3.250%, 03/30/27		154	149,263
Georgia-Pacific LLC
#Ω 2.300%, 04/30/30		1,000	882,483
Gilead Sciences, Inc.
5.650%, 12/01/41		700	773,900
GlaxoSmithKline Capital PLC
5.250%, 12/19/33	GBP	1,388	2,121,940

75

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Global Payments, Inc.
4.800%, 04/01/26		69	$70,573
# 3.200%, 08/15/29		650	591,273
# 2.900%, 05/15/30		3,300	2,905,144
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		5,000	5,001,350
Goldman Sachs Group, Inc.
4.000%, 03/03/24		250	252,256
Ω 1.625%, 07/27/26	EUR	1,175	1,210,214
Ω 2.000%, 03/22/28	EUR	2,000	2,044,430
3.800%, 03/15/30		950	897,391
Ω 0.750%, 03/23/32	EUR	3,712	3,204,834
# 6.125%, 02/15/33		2,484	2,767,735
Goldman Sachs Group, Inc. (The)
Ω 1.875%, 12/16/30	GBP	3,000	3,254,183
Goodyear Tire & Rubber Co.
# 4.875%, 03/15/27		2,739	2,554,282
Graphic Packaging
International LLC
Ω 4.750%, 07/15/27		1,151	1,115,791
Ω 3.500%, 03/15/28		3,000	2,700,000
#Ω 3.750%, 02/01/30		4,540	3,980,354
Halliburton Co.
3.500%, 08/01/23		4	4,017
3.800%, 11/15/25		48	48,275
2.920%, 03/01/30		500	452,107
Hanesbrands, Inc.
Ω 4.875%, 05/15/26		7,800	7,624,500
Harley-Davidson, Inc.
3.500%, 07/28/25		42	41,072
Hasbro, Inc.
3.500%, 09/15/27		3,135	3,010,359
HCA, Inc.
# 5.375%, 02/01/25		4,805	4,943,144
# 3.500%, 09/01/30		725	649,477
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,800	2,413,315
Healthcare Trust of America
Holdings LP
2.000%, 03/15/31		1,600	1,300,878
Home Depot Inc (The)
5.875%, 12/16/36		2,000	2,358,891
Honeywell International, Inc.
2.500%, 11/01/26		102	98,025
2.250%, 02/22/28	EUR	3,905	4,195,752
Howmet Aerospace, Inc.
# 6.875%, 05/01/25		32	33,839
5.900%, 02/01/27		2,700	2,770,902
6.750%, 01/15/28		700	742,000

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
HP, Inc.
# 3.400%, 06/17/30		3,300	$2,957,097
# 6.000%, 09/15/41		8,000	8,321,803
Humana, Inc.
# 3.850%, 10/01/24		91	91,425
Huntsman International LLC
4.500%, 05/01/29		5,550	5,466,785
Hyatt Hotels Corp.
# 4.375%, 09/15/28		5,300	5,121,885
Intercontinental Exchange, Inc.
2.100%, 06/15/30		3,380	2,921,807
1.850%, 09/15/32		2,000	1,610,480
International Business Machines Corp.
1.750%, 03/07/28	EUR	1,000	1,046,236
3.500%, 05/15/29		800	773,968
1.500%, 05/23/29	EUR	500	509,462
1.950%, 05/15/30		400	342,142
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		1,500	1,209,949
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		274	277,103
4.650%, 10/01/28		500	504,635
Intuit, Inc.
1.650%, 07/15/30		1,008	840,467
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	800,624
2.700%, 01/15/34		2,100	1,706,862
Jabil, Inc.
3.600%, 01/15/30		3,283	3,031,053
3.000%, 01/15/31		3,475	3,020,066
Jackson Financial, Inc.
Ω 3.125%, 11/23/31		1,671	1,416,978
Janus Henderson
U.S. Holdings, Inc.
4.875%, 08/01/25		106	109,299
Jefferies Group LLC
2.750%, 10/15/32		1,000	814,979
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		57	58,623
# 2.625%, 10/15/31		6,500	5,343,989
JM Smucker Co.
3.500%, 03/15/25		58	57,839
Johnson & Johnson
2.450%, 03/01/26		38	36,972
# 2.950%, 03/03/27		500	495,866
0.950%, 09/01/27		1,000	885,668
2.900%, 01/15/28		5,016	4,877,236
JPMorgan Chase & Co.
3.900%, 07/15/25		129	129,513

76

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
# 5.500%, 10/15/40		700	$757,910
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	3,842,882
# 2.000%, 12/10/30		750	615,347
KB Home
# 4.000%, 06/15/31		6,240	5,335,200
Kellogg Co.
# 3.250%, 04/01/26		661	649,244
7.450%, 04/01/31		61	73,576
Kemper Corp.
2.400%, 09/30/30		4,400	3,604,970
3.800%, 02/23/32		3,500	3,133,443
Kilroy Realty LP
2.500%, 11/15/32		10,500	8,487,158
Kimco Realty Corp.
1.900%, 03/01/28		400	352,673
2.250%, 12/01/31		1,000	841,219
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		3,300	3,757,301
Kraft Heinz Foods Co.
Ω 2.250%, 05/25/28	EUR	200	205,312
Kroger Co.
3.700%, 08/01/27		3,394	3,365,840
7.500%, 04/01/31		90	108,932
Kroger Co. (The)
6.900%, 04/15/38		1,500	1,820,885
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	45,629
Las Vegas Sands Corp.
# 3.900%, 08/08/29		1,000	859,647
Lazard Group LLC
4.500%, 09/19/28		1,800	1,785,689
Lear Corp.
# 3.800%, 09/15/27		2,076	2,002,236
4.250%, 05/15/29		1,000	966,684
Legg Mason, Inc.
3.950%, 07/15/24		55	55,628
4.750%, 03/15/26		23	23,786
Leggett & Platt, Inc.
# 4.400%, 03/15/29		9,326	9,292,912
Liberty Mutual Group, Inc.
Ω 2.750%, 05/04/26	EUR	5,200	5,620,965
Ω 4.569%, 02/01/29		78	79,143
Lincoln National Corp.
3.050%, 01/15/30		7,900	7,246,210
# 3.400%, 01/15/31		127	118,397
Lockheed Martin Corp.
3.550%, 01/15/26		56	56,422
4.500%, 05/15/36		700	722,145
Loews Corp.
2.625%, 05/15/23		44	43,935
3.200%, 05/15/30		1,000	925,002

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Lowe’s Cos., Inc.
3.375%, 09/15/25		61	$60,511
LYB International Finance II BV
1.625%, 09/17/31	EUR	6,500	6,192,957
Marathon Petroleum Corp.
3.625%, 09/15/24		96	95,523
Markel Corp.
3.350%, 09/17/29		4,300	4,040,248
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,503,719
4.000%, 04/15/28		5,901	5,723,677
4.650%, 12/01/28		650	638,951
2.750%, 10/15/33		2,000	1,643,231
Mars, Inc.
Ω 3.600%, 04/01/34		595	559,238
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	97,362
1.349%, 09/21/26	EUR	6,000	6,163,889
4.375%, 03/15/29		800	808,138
2.250%, 11/15/30		1,650	1,429,288
2.375%, 12/15/31		1,900	1,641,808
Masonite International Corp.
Ω 3.500%, 02/15/30		10,000	8,425,000
Maxim Integrated Products, Inc.
3.450%, 06/15/27		69	67,001
McDonald’s Corp.
Ω 1.500%, 11/28/29	EUR	1,000	1,011,959
Ω 5.875%, 04/23/32	GBP	750	1,151,442
McKesson Corp.
3.125%, 02/17/29	GBP	4,420	5,441,959
Medtronic, Inc.
3.500%, 03/15/25		7	7,023
Merck & Co., Inc.
2.750%, 02/10/25		136	134,522
MetLife, Inc.
# 3.600%, 04/10/24		189	190,359
# 4.550%, 03/23/30		500	515,818
6.500%, 12/15/32		281	333,890
MGM Resorts International
5.750%, 06/15/25		2,928	2,908,851
# 4.625%, 09/01/26		2,693	2,535,540
Micron Technology, Inc.
5.327%, 02/06/29		550	569,382
3.366%, 11/01/41		6,500	5,166,358
Microsoft Corp.
4.200%, 11/03/35		900	937,171
Molina Healthcare, Inc.
#Ω 3.875%, 11/15/30		6,000	5,411,940
Ω 3.875%, 05/15/32		4,850	4,258,203
Molson Coors Beverage Co.
3.500%, 05/01/22		33	33,000
1.250%, 07/15/24	EUR	1,200	1,253,015

77

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.000%, 07/15/26		687	$654,057
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	2,624,183
Morgan Stanley
1.375%, 10/27/26	EUR	2,550	2,604,749
1.875%, 04/27/27	EUR	1,856	1,924,377
7.250%, 04/01/32		1,500	1,807,773
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		3,297	3,315,919
Mosaic Co.
4.050%, 11/15/27		5,000	4,958,455
Motorola Solutions, Inc.
# 4.600%, 02/23/28		500	497,317
4.600%, 05/23/29		4,260	4,175,692
MPLX LP
4.125%, 03/01/27		2,876	2,849,357
# 4.000%, 03/15/28		1,500	1,454,269
4.500%, 04/15/38		3,500	3,214,830
Mylan, Inc.
4.200%, 11/29/23		52	52,435
Nasdaq, Inc.
1.750%, 03/28/29	EUR	5,924	5,975,371
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		1,232	1,578,815
NetApp, Inc.
3.250%, 12/15/22		13	13,037
Netflix, Inc.
# 4.875%, 04/15/28		3,040	2,975,978
5.875%, 11/15/28		2,800	2,884,000
Ω 5.375%, 11/15/29		1,000	1,001,000
Newell Brands, Inc.
4.875%, 06/01/25		4,700	4,760,983
NewMarket Corp.
2.700%, 03/18/31		3,255	2,799,459
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27		1,184	1,160,490
NextEra Energy Operating Partners LP
Ω 3.875%, 10/15/26		2,980	2,812,375
#Ω 4.500%, 09/15/27		4,700	4,451,981
NIKE, Inc.
2.850%, 03/27/30		8,000	7,447,236
3.250%, 03/27/40		3,000	2,657,876
Nordstrom, Inc.
# 4.000%, 03/15/27		1,500	1,390,114
# 4.375%, 04/01/30		2,300	2,001,621
Norfolk Southern Corp.
2.900%, 06/15/26		526	509,559
NOV, Inc.
# 3.600%, 12/01/29		5,000	4,640,310

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Nucor Corp.
2.700%, 06/01/30		400	$356,665
3.125%, 04/01/32		7,300	6,571,054
NuStar Logistics LP
5.625%, 04/28/27		432	414,262
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	32,179
Omnicom Group, Inc.
4.200%, 06/01/30		900	884,815
OneMain Finance Corp.
6.875%, 03/15/25		3,500	3,517,500
7.125%, 03/15/26		5,000	5,062,500
ONEOK, Inc.
4.000%, 07/13/27		77	75,587
4.550%, 07/15/28		1,766	1,757,112
# 4.350%, 03/15/29		3,073	2,983,820
6.350%, 01/15/31		2,000	2,183,905
Oracle Corp.
2.500%, 10/15/22		22	22,009
# 3.250%, 11/15/27		5,956	5,540,647
4.300%, 07/08/34		500	451,481
3.800%, 11/15/37		2,000	1,638,743
# 5.375%, 07/15/40		1,100	1,053,226
3.650%, 03/25/41		6,000	4,646,827
O’Reilly Automotive, Inc.
# 3.600%, 09/01/27		2,200	2,157,454
Owens Corning
3.875%, 06/01/30		583	558,134
Paramount Global
# 7.875%, 07/30/30		2,013	2,370,876
# 4.950%, 01/15/31		1,200	1,188,625
4.200%, 05/19/32		3,000	2,767,800
5.500%, 05/15/33		400	406,451
Parker-Hannifin Corp.
3.300%, 11/21/24		71	70,519
3.250%, 06/14/29		2,750	2,568,931
Penske Truck Leasing Co. L.P./ PTL Finance Corp.
Ω 3.400%, 11/15/26		1,589	1,536,069
PepsiCo, Inc.
0.875%, 07/18/28	EUR	1,500	1,505,861
PerkinElmer, Inc.
3.300%, 09/15/29		1,100	1,008,229
Perrigo Finance Unlimited Co.
# 4.375%, 03/15/26		2,500	2,415,222
Pfizer, Inc.
# 1.700%, 05/28/30		6,200	5,275,729
3.900%, 03/15/39		400	386,772
Philip Morris International, Inc.
3.250%, 11/10/24		68	67,800
0.125%, 08/03/26	EUR	2,500	2,403,323
2.875%, 05/14/29	EUR	2,650	2,807,688
3.375%, 08/15/29		2,000	1,879,300

78

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.100%, 05/01/30		6,400	$5,467,586
0.800%, 08/01/31	EUR	3,200	2,722,022
Phillips 66 Partners LP
3.550%, 10/01/26		752	732,519
3.750%, 03/01/28		700	679,725
3.150%, 12/15/29		2,000	1,847,514
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	4,642,527
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30		5,000	4,628,055
PNC Financial Services Group, Inc. (The)
2.550%, 01/22/30		5,000	4,469,111
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	1,842,707
2.800%, 08/15/29		947	874,048
2.550%, 06/15/30		6,000	5,393,929
Primerica, Inc.
2.800%, 11/19/31		4,350	3,802,135
Principal Financial Group, Inc.
3.125%, 05/15/23		52	52,166
3.100%, 11/15/26		53	51,143
3.700%, 05/15/29		3,000	2,899,159
Procter & Gamble Co.
2.450%, 11/03/26		13	12,533
4.875%, 05/11/27	EUR	1,000	1,227,506
Ω 6.250%, 01/31/30	GBP	563	884,244
3.000%, 03/25/30		2,300	2,183,383
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,374,135
7.000%, 10/30/31		630	736,195
Progressive Corp.
3.000%, 03/15/32		2,300	2,089,654
Prologis International Funding II SA
Ω 2.375%, 11/14/30	EUR	3,800	3,914,588
Prologis LP
2.250%, 04/15/30		504	443,775
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	722,551
PulteGroup, Inc.
5.500%, 03/01/26		759	791,931
# 5.000%, 01/15/27		2,763	2,838,184
6.000%, 02/15/35		800	837,144
QUALCOMM, Inc.
1.650%, 05/20/32		1,848	1,497,652
Quanta Services, Inc.
2.900%, 10/01/30		301	262,639

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	$3,980
4.200%, 06/30/29		925	908,340
2.800%, 06/30/31		2,000	1,743,042
Radian Group, Inc.
# 4.500%, 10/01/24		6,000	5,842,500
Ralph Lauren Corp.
# 2.950%, 06/15/30		4,872	4,438,098
Rayonier LP
2.750%, 05/17/31		1,530	1,327,068
Raytheon Technologies Corp.
2.250%, 07/01/30		800	694,091
Realty Income Corp.
# 2.850%, 12/15/32		3,600	3,188,132
5.875%, 03/15/35		156	172,691
Reinsurance Group of
America, Inc.
4.700%, 09/15/23		45	45,744
Rockwell Automation, Inc.
2.875%, 03/01/25		67	66,315
Royalty Pharma PLC
2.200%, 09/02/30		1,000	834,356
2.150%, 09/02/31		2,000	1,608,394
3.300%, 09/02/40		3,300	2,575,704
Sabra Health Care LP
# 3.200%, 12/01/31		1,858	1,559,144
Seagate HDD Cayman
4.091%, 06/01/29		600	532,500
4.125%, 01/15/31		8,500	7,458,750
5.750%, 12/01/34		900	846,000
Sealed Air Corp.
Ω 5.500%, 09/15/25		600	613,500
Ω 4.000%, 12/01/27		2,000	1,880,000
Ω 6.875%, 07/15/33		992	1,086,756
Sempra Energy
3.800%, 02/01/38		2,000	1,823,395
Sensata Technologies BV
Ω 5.000%, 10/01/25		5,859	5,815,058
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		3,000	2,729,070
Sherwin-Williams Co.
2.950%, 08/15/29		4,670	4,292,151
Simon Property Group LP
2.450%, 09/13/29		5,000	4,382,911
# 2.650%, 07/15/30		7,264	6,390,824
# 2.250%, 01/15/32		500	413,783
Southern Power Co.
1.850%, 06/20/26	EUR	1,200	1,249,820
Southwest Airlines Co.
4.750%, 05/04/23		1,500	1,526,157
3.000%, 11/15/26		1,107	1,055,239
Southwest Gas Corp.
2.200%, 06/15/30		900	746,773

79

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Steel Dynamics, Inc.
3.250%, 01/15/31		1,100	$1,006,119
Steelcase, Inc.
# 5.125%, 01/18/29		4,342	4,226,492
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		11,800	9,757,011
STORE Capital Corp.
4.625%, 03/15/29		1,200	1,193,974
2.750%, 11/18/30		1,300	1,108,045
Stryker Corp.
# 3.375%, 05/15/24		6	6,000
2.125%, 11/30/27	EUR	7,009	7,420,765
Sutter Health
2.294%, 08/15/30		2,400	2,062,061
Tanger Properties LP
2.750%, 09/01/31		1,000	814,069
Tapestry, Inc.
3.050%, 03/15/32		6,000	5,103,953
Targa Resources Corp.
4.200%, 02/01/33		1,500	1,421,649
Target Corp.
2.500%, 04/15/26		31	30,103
Taylor Morrison Communities, Inc.
Ω 5.875%, 06/15/27		100	99,268
Ω 5.750%, 01/15/28		5,000	4,887,500
Ω 5.125%, 08/01/30		2,100	1,916,250
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,720,494
Textron, Inc.
2.450%, 03/15/31		1,000	849,344
Thermo Fisher Scientific, Inc.
1.450%, 03/16/27	EUR	1,000	1,040,196
1.375%, 09/12/28	EUR	1,315	1,336,486
Timken Co.
4.125%, 04/01/32		5,000	4,664,823
Toll Brothers Finance Corp.
# 4.875%, 03/15/27		1,800	1,788,710
4.350%, 02/15/28		3,800	3,623,925
# 3.800%, 11/01/29		2,000	1,815,273
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	3,452,020
Trimble, Inc.
4.900%, 06/15/28		500	505,310
Trinity Industries, Inc.
4.550%, 10/01/24		690	685,688
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		545	511,067
Twitter, Inc.
Ω 3.875%, 12/15/27		7,300	7,156,227
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,751,467
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	101,377

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
4.625%, 07/15/35		1,000	$1,024,204
Unum Group
3.875%, 11/05/25		23	22,872
4.000%, 06/15/29		5,100	4,974,795
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,109,763
Ω 3.125%, 11/22/28	EUR	3,400	3,535,640
VeriSign, Inc.
2.700%, 06/15/31		5,400	4,663,291
Verizon Communications, Inc.
1.375%, 10/27/26	EUR	1,500	1,552,252
4.329%, 09/21/28		200	201,144
1.375%, 11/02/28	EUR	2,000	2,014,512
4.016%, 12/03/29		183	179,033
2.625%, 12/01/31	EUR	2,500	2,664,646
2.355%, 03/15/32		53	44,502
4.750%, 02/17/34	GBP	1,500	2,094,598
VF Corp.
# 2.950%, 04/23/30		2,166	1,956,013
Viatris, Inc.
3.850%, 06/22/40		12,500	9,732,268
VMware, Inc.
# 3.900%, 08/21/27		3,521	3,438,957
Vontier Corp.
2.950%, 04/01/31		1,100	926,838
Vornado Realty LP
3.400%, 06/01/31		4,650	4,090,852
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,044,343
2.125%, 11/20/26	EUR	2,700	2,842,883
# 3.200%, 04/15/30		730	673,063
Walmart, Inc.
1.500%, 09/22/28		5,000	4,421,831
4.875%, 09/21/29	EUR	1,166	1,474,361
5.750%, 12/19/30	GBP	3,919	6,069,202
Ω 5.625%, 03/27/34	GBP	12,213	19,445,186
5.250%, 09/28/35	GBP	10,972	17,160,889
Walt Disney Co.
# 3.800%, 03/22/30		1,896	1,859,863
2.650%, 01/13/31		1,000	891,715
Walt Disney Co. (The)
6.400%, 12/15/35		300	360,345
Waste Management, Inc.
2.950%, 06/01/41		1,000	818,355
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,901
Wells Fargo & Co.
3.000%, 02/19/25		190	186,585
3.000%, 04/22/26		32	30,796
Ω 2.000%, 04/27/26	EUR	800	837,993
Ω 1.375%, 10/26/26	EUR	3,500	3,557,017
Ω 1.000%, 02/02/27	EUR	6,900	6,862,352
Ω 1.000%, 02/02/27	EUR	800	795,635
# 4.150%, 01/24/29		1,000	987,922

80

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ω 2.500%, 05/02/29	GBP	750	$879,535
Ω 0.625%, 03/25/30	EUR	1,016	915,311
Ω 0.625%, 08/14/30	EUR	500	447,704
Welltower, Inc.
3.100%, 01/15/30		1,000	919,497
Western Digital Corp.
4.750%, 02/15/26		5,980	5,936,346
Westlake Chemical Corp.
3.375%, 06/15/30		1,100	1,019,633
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,879,808
WestRock MWV LLC
8.200%, 01/15/30		180	220,349
Weyerhaeuser Co.
7.375%, 03/15/32		254	305,506
Whirlpool Corp.
3.700%, 05/01/25		145	145,000
# 4.750%, 02/26/29		1,000	1,013,226
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,218,265
1.100%, 11/09/27	EUR	500	493,408
Williams Cos., Inc.
4.000%, 09/15/25		136	135,370
3.750%, 06/15/27		16	15,612
Williams Cos., Inc. (The)
3.700%, 01/15/23		100	100,450
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	36,587
Wisconsin Power & Light Co.
1.950%, 09/16/31		750	628,082
Wisconsin Power and Light Co.
3.000%, 07/01/29		1,000	939,244

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
WP Carey, Inc.
2.450%, 02/01/32	1,900	$1,589,845
WRKCo, Inc.
# 4.200%, 06/01/32	2,600	2,539,854
3.000%, 06/15/33	3,100	2,700,679
Xerox Corp.
# 3.800%, 05/15/24	2,050	1,983,375
Xerox Holdings Corp.
Ω 5.000%, 08/15/25	5,000	4,800,000
#Ω 5.500%, 08/15/28	1,000	900,000
Yum! Brands, Inc.
Ω 4.750%, 01/15/30	2,500	2,378,125
3.625%, 03/15/31	5,370	4,614,232
Zoetis, Inc.
3.000%, 09/12/27	62	59,562

TOTAL UNITED STATES		1,537,927,734

TOTAL BONDS		2,904,781,027

TOTAL INVESTMENT SECURITIES (Cost $3,612,936,922)		3,205,912,015

	Shares
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	10,288,454	119,006,553

TOTAL INVESTMENTS — (100.0%) (Cost $3,731,942,981)^^		$3,324,918,568

As of April 30, 2022, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	227,034	NZD	337,780	HSBC Bank	05/11/22	$8,958
USD	4,711,813	NZD	6,734,759	State Street Bank and Trust	05/11/22	363,748
USD	14,338,149	NZD	21,636,186	UBS AG	05/31/22	369,221
USD	118,784,655	CAD	148,645,704	State Street Bank and Trust	06/01/22	3,079,354
USD	3,617,259	AUD	5,075,833	Citibank, N.A.	06/02/22	29,003
USD	10,164,247	DKK	69,211,000	HSBC Bank	06/03/22	336,298
USD	9,511,316	DKK	63,401,650	State Street Bank and Trust	06/03/22	508,293
USD	8,389,932	EUR	7,603,381	Australia and New Zealand Banking Group Ltd.	06/08/22	356,057
USD	549,232	EUR	500,000	BNY Mellon	06/08/22	20,923

81

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	121,353	EUR	110,234	Goldman Sachs Capital Markets L.P.	06/08/22	$4,877
USD	578,185	EUR	526,437	Morgan Stanley and Co. International	06/08/22	21,942
USD	5,279,232	EUR	4,780,414	Royal Bank of Scotland	06/08/22	228,158
USD	8,070,677	EUR	7,328,688	State Street Bank and Trust	06/08/22	327,048
USD	88,704,952	EUR	79,351,987	Morgan Stanley and Co. International	06/29/22	4,762,889
USD	102,361,961	GBP	77,988,925	Morgan Stanley and Co. International	06/29/22	4,282,992
USD	29,245,859	GBP	22,264,568	Morgan Stanley and Co. International	06/30/22	1,245,740
USD	2,444,455	EUR	2,231,572	Australia and New Zealand Banking Group Ltd.	07/01/22	83,538
USD	80,962,193	EUR	73,305,055	State Street Bank and Trust	07/01/22	3,408,275
USD	92,835,348	EUR	84,704,845	State Street Bank and Trust	07/05/22	3,201,084
USD	98,695,635	JPY	12,184,283,112	State Street Bank and Trust	07/05/22	4,590,788
USD	99,128,004	GBP	75,753,717	State Street Bank and Trust	07/06/22	3,855,612
USD	110,097,761	CAD	138,726,129	HSBC Bank	07/07/22	2,132,908
USD	78,745,050	AUD	105,262,831	HSBC Bank	07/07/22	4,285,115
USD	73,228,234	EUR	66,914,380	State Street Bank and Trust	07/08/22	2,406,789
USD	78,218,014	EUR	71,621,213	State Street Bank and Trust	07/11/22	2,401,028
USD	4,316,263	EUR	3,965,787	UBS AG	07/11/22	118,149
USD	106,161,819	CAD	133,965,015	HSBC Bank	07/15/22	1,907,654
USD	3,268,508	CAD	4,189,253	State Street Bank and Trust	07/15/22	8,350
USD	78,322,126	AUD	105,271,052	HSBC Bank	07/19/22	3,842,744
USD	99,849,595	GBP	76,492,063	State Street Bank and Trust	07/19/22	3,636,453
USD	19,333,965	SGD	26,546,211	Australia and New Zealand Banking Group Ltd.	07/22/22	137,022

Total Appreciation						$51,961,010
NZD	357,822	USD	242,832	Goldman Sachs Capital Markets L.P.	05/11/22	$(11,816)
CAD	5,288,186	USD	4,159,776	Royal Bank of Scotland	06/01/22	(43,470)
CAD	5,060,008	USD	4,002,329	UBS AG	06/01/22	(63,636)
DKK	1,264,758	USD	184,815	Citibank, N.A.	06/03/22	(5,220)
DKK	3,875,217	USD	573,174	HSBC Bank	06/03/22	(22,893)
DKK	4,507,020	USD	666,093	Royal Bank of Scotland	06/03/22	(26,097)
DKK	1,350,330	USD	201,456	State Street Bank and Trust	06/03/22	(9,710)
GBP	2,541,059	USD	3,308,629	Bank of New York	06/30/22	(112,971)

Total (Depreciation)						$(295,813)

Total Appreciation (Depreciation)						$51,665,197

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$301,130,988	—	$301,130,988
Bonds
Australia	—	210,999,333	—	210,999,333
Belgium	—	9,960,310	—	9,960,310
Canada	—	425,814,045	—	425,814,045
Denmark	—	21,820,335	—	21,820,335
Finland	—	29,378,164	—	29,378,164
France	—	86,634,135	—	86,634,135
Germany	—	53,159,540	—	53,159,540
Italy	—	21,092,805	—	21,092,805

82

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	—	$75,496,626	—	$75,496,626
Luxembourg	—	969,095	—	969,095
Netherlands	—	78,542,558	—	78,542,558
New Zealand	—	18,120,291	—	18,120,291
Norway	—	36,389,933	—	36,389,933
Singapore	—	19,057,341	—	19,057,341
Spain	—	19,882,332	—	19,882,332
Supranational Organization Obligations	—	72,057,615	—	72,057,615
Sweden	—	1,861,413	—	1,861,413
Switzerland	—	29,434,429	—	29,434,429
United Kingdom	—	156,182,993	—	156,182,993
United States	—	1,537,927,734	—	1,537,927,734
Securities Lending Collateral	—	119,006,553	—	119,006,553
Forward Currency Contracts**	—	51,665,197	—	51,665,197

TOTAL	—	$3,376,583,765	—	$3,376,583,765

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face
		Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (14.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26	5,760	$5,683,978
Federal Home Loan Bank
	2.750%, 12/13/24	37,645	37,546,754
	3.125%, 09/12/25	10,000	10,051,899
	5.750%, 06/12/26	11,775	13,013,314
	2.500%, 12/10/27	4,000	3,885,931
	3.000%, 03/10/28	30,815	30,702,448
	3.250%, 06/09/28	109,035	109,983,891
#	3.250%, 11/16/28	91,250	92,269,399
	2.125%, 09/14/29	10,000	9,342,629
	2.125%, 12/14/29	23,735	22,056,226
	5.500%, 07/15/36	22,355	27,255,085
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29	76,476	95,524,067
	6.750%, 03/15/31	100,575	127,842,841
#	6.250%, 07/15/32	105,446	133,012,382
Federal National Mortgage Association
#	2.125%, 04/24/26	86,970	84,250,598
#	1.875%, 09/24/26	168,929	161,338,125
#	0.750%, 10/08/27	73,250	65,121,002
#	6.250%, 05/15/29	102,508	122,980,376
	7.125%, 01/15/30	72,196	92,004,360
#	7.250%, 05/15/30	72,729	93,756,789
#	0.875%, 08/05/30	239,600	199,598,600
#	6.625%, 11/15/30	103,212	129,499,008
Tennessee Valley Authority
	2.875%, 02/01/27	31,804	31,554,808
#	7.125%, 05/01/30	70,383	89,451,776
	1.500%, 09/15/31	10,000	8,502,005
	4.650%, 06/15/35	5,000	5,568,865

TOTAL AGENCY OBLIGATIONS			1,801,797,156

BONDS — (53.3%)

AUSTRALIA — (2.1%)
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	890	859,113
#Ω	1.875%, 09/15/31	14,500	12,038,923
Glencore Funding LLC
Ω	2.500%, 09/01/30	5,000	4,198,659
#Ω	2.850%, 04/27/31	33,500	28,617,710
Ω	2.625%, 09/23/31	11,000	9,184,017
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26	24,711	24,650,322

		Face
		Amount^	Value†
		(000)
AUSTRALIA — (Continued)
National Australia Bank Ltd.
#	2.500%, 05/22/22	1,000	$1,000,602
	3.375%, 01/14/26	3,000	2,985,262
#Ω	3.500%, 01/10/27	15,999	15,775,856
Westpac Banking Corp.
#	2.500%, 06/28/22	3,538	3,545,365
#	3.350%, 03/08/27	37,267	36,575,403
	2.650%, 01/16/30	8,160	7,398,151
#	2.150%, 06/03/31	129,307	110,367,300

TOTAL AUSTRALIA			257,196,683

BELGIUM — (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
#	4.000%, 04/13/28	14,000	13,932,536
#	4.900%, 01/23/31	2,000	2,074,644
	5.875%, 06/15/35	2,846	3,100,940
Solvay Finance America LLC
Ω	4.450%, 12/03/25	865	878,795

TOTAL BELGIUM			19,986,915

CANADA — (2.0%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	2,780	2,684,104
Ω	3.439%, 05/13/41	10,600	8,569,298
Bank of Nova Scotia
	2.450%, 02/02/32	25,975	22,039,480
Barrick North America Finance LLC
	5.700%, 05/30/41	4,500	4,929,475
Brookfield Finance, Inc.
#	4.350%, 04/15/30	5,500	5,446,870
Canadian Natural Resources Ltd.
	3.850%, 06/01/27	3,898	3,811,445
	2.950%, 07/15/30	12,722	11,395,277
	5.850%, 02/01/35	3,000	3,094,335
	6.250%, 03/15/38	6,000	6,605,132
Canadian Pacific Railway Co.
	3.700%, 02/01/26	4,880	4,857,987
CI Financial Corp.
	3.200%, 12/17/30	5,196	4,398,491
Emera U.S. Finance LP
	2.639%, 06/15/31	3,000	2,542,470
Enbridge Energy Partners LP
	7.500%, 04/15/38	3,000	3,694,155
Enbridge, Inc.
#	3.500%, 06/10/24	1,280	1,280,095
	3.700%, 07/15/27	275	268,857

84

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
CANADA — (Continued)
Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31	3,000	$2,664,979
ITC Holdings Corp.
	3.650%, 06/15/24	9,714	9,697,771
Nutrien Ltd.
#	3.000%, 04/01/25	3,460	3,397,018
Ontario Teachers’ Finance Trust
Ω	2.000%, 04/16/31	36,200	32,149,220
Province of Alberta Canada
#	1.300%, 07/22/30	10,000	8,566,627
Province of Ontario Canada
#	1.125%, 10/07/30	21,000	17,689,035
	1.600%, 02/25/31	5,000	4,353,463
Royal Bank of Canada
#	2.300%, 11/03/31	5,000	4,257,397
Spectra Energy Partners LP
	4.750%, 03/15/24	1,915	1,954,563
Suncor Energy, Inc.
	5.950%, 05/15/35	268	288,779
	6.850%, 06/01/39	3,000	3,575,302
Thomson Reuters Corp.
	4.300%, 11/23/23	5,120	5,194,526
Toronto-Dominion Bank
#	2.000%, 09/10/31	7,000	5,819,505
	3.200%, 03/10/32	45,000	41,042,131
TransCanada PipeLines Ltd.
	4.875%, 01/15/26	4,060	4,185,481
	4.250%, 05/15/28	1,300	1,298,275
#	4.625%, 03/01/34	20,566	20,328,332

TOTAL CANADA			252,079,875

DENMARK — (0.0%)
Danske Bank AS
Ω	4.375%, 06/12/28	2,000	1,939,799

FRANCE — (0.6%)
Airbus SE
#Ω	3.150%, 04/10/27	7,500	7,320,386
BNP Paribas SA
#Ω	3.500%, 11/16/27	500	474,034
#Ω	4.400%, 08/14/28	2,600	2,543,782
Electricite de France SA
#Ω	3.625%, 10/13/25	6,638	6,593,767
Pernod Ricard SA
#Ω	3.250%, 06/08/26	14,827	14,516,855
Sanofi
#	3.625%, 06/19/28	20,000	20,169,155
Societe Generale SA
#Ω	3.000%, 01/22/30	5,000	4,353,996
Total Capital International SA
#	3.750%, 04/10/24	9,600	9,694,890

		Face
		Amount^	Value†
		(000)
FRANCE — (Continued)
TotalEnergies Capital International SA
#	2.829%, 01/10/30	5,000	$4,615,298

TOTAL FRANCE			70,282,163

GERMANY — (0.9%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	2,240	2,293,957
Ω	4.375%, 12/15/28	14,000	13,884,770
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	9,544	9,438,230
BMW U.S. Capital LLC
#Ω	2.800%, 04/11/26	21,530	20,775,708
Ω	3.300%, 04/06/27	6,742	6,561,659
Ω	4.150%, 04/09/30	1,330	1,321,262
Daimler Finance North America LLC
	8.500%, 01/18/31	29,096	37,411,052
Fresenius Medical Care U.S. Finance III, Inc.
#Ω	2.375%, 02/16/31	21,000	17,068,231
Ω	3.000%, 12/01/31	9,838	8,336,330

TOTAL GERMANY			117,091,199

IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,520	1,503,438

ITALY — (0.1%)
Enel Finance International NV
Ω	3.500%, 04/06/28	2,800	2,699,576
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29	15,800	14,535,680

TOTAL ITALY			17,235,256

JAPAN — (1.8%)
7-Eleven, Inc.
Ω	2.500%, 02/10/41	24,300	17,474,987
American Honda Finance Corp.
#	2.300%, 09/09/26	16,110	15,275,697
#	1.800%, 01/13/31	3,500	2,945,082
Beam Suntory, Inc.
	3.250%, 06/15/23	764	764,313
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	1,195	1,185,642
#	3.677%, 02/22/27	4,465	4,389,753
	3.741%, 03/07/29	3,500	3,363,640
	3.195%, 07/18/29	5,777	5,308,046
	2.048%, 07/17/30	14,450	11,997,843
#	3.751%, 07/18/39	5,000	4,565,002

85

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	JAPAN — (Continued)
	Mizuho Financial Group, Inc.
#	2.839%, 09/13/26	11,800	$11,155,154
	MUFG Bank Ltd.
	3.250%, 09/08/24	3,237	3,208,974
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30	2,351	2,203,024
	Nomura Holdings, Inc.
	3.103%, 01/16/30	10,062	9,042,839
#	2.679%, 07/16/30	3,600	3,096,913
#	2.608%, 07/14/31	10,000	8,401,889
	ORIX Corp.
#	2.250%, 03/09/31	10,000	8,525,041
	StanCorp Financial Group, Inc.
#	5.000%, 08/15/22	3,200	3,224,730
	Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23	5,931	5,997,667
	Sumitomo Mitsui Financial Group, Inc.
#	3.784%, 03/09/26	5,242	5,169,960
	3.040%, 07/16/29	18,167	16,515,404
	2.130%, 07/08/30	14,250	12,058,636
	2.222%, 09/17/31	10,157	8,402,273
	2.296%, 01/12/41	7,700	5,598,089
	Toyota Motor Credit Corp.
	2.625%, 01/10/23	2,999	3,011,697
#	3.200%, 01/11/27	24,036	23,616,481
	3.050%, 01/11/28	11,550	11,162,883
#	3.650%, 01/08/29	11,108	10,927,358

TOTAL JAPAN			218,589,017

	NETHERLANDS — (0.9%)
	Ahold Finance USA LLC
	6.875%, 05/01/29	704	804,931
	Cooperatieve Rabobank UA
	3.375%, 05/21/25	17,522	17,413,439
	Heineken NV
Ω	2.750%, 04/01/23	2,219	2,215,189
	ING Groep NV
#	3.950%, 03/29/27	4,000	3,899,957
	4.050%, 04/09/29	4,000	3,854,845
	Shell International Finance BV
	3.250%, 05/11/25	31,117	31,018,955
#	2.875%, 05/10/26	29,810	29,017,828
#	2.500%, 09/12/26	11,039	10,522,632
#	3.875%, 11/13/28	3,100	3,097,804
	2.750%, 04/06/30	6,000	5,506,879

TOTAL NETHERLANDS			107,352,459

		Face
		Amount^	Value†
		(000)
NORWAY — (0.1%)
Equinor ASA
#	2.450%, 01/17/23	3,586	$3,587,262
#	2.650%, 01/15/24	6,950	6,904,126
#	1.750%, 01/22/26	3,000	2,810,186

TOTAL NORWAY			13,301,574

SPAIN — (0.6%)
Banco Santander SA
	3.800%, 02/23/28	7,000	6,644,683
	3.490%, 05/28/30	4,000	3,651,577
Santander Holdings USA, Inc.
	4.500%, 07/17/25	17,590	17,721,813
	4.400%, 07/13/27	2,000	1,972,713
Santander UK PLC
#	4.000%, 03/13/24	8,788	8,889,589
Telefonica Emisiones SA
#	7.045%, 06/20/36	13,000	14,977,820
	4.665%, 03/06/38	2,755	2,560,515
Telefonica Europe BV
	8.250%, 09/15/30	16,567	20,509,226

TOTAL SPAIN			76,927,936

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
	6.750%, 07/15/27	1,942	2,244,424

SWITZERLAND — (1.0%)
ABB Finance USA, Inc.
	2.875%, 05/08/22	3,884	3,884,716
Credit Suisse AG
	3.625%, 09/09/24	11,475	11,451,735
Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	54,780	44,818,745
Novartis Capital Corp.
#	3.100%, 05/17/27	7,083	6,926,420
	2.200%, 08/14/30	31,793	28,280,941
Roche Holdings, Inc.
Ω	2.625%, 05/15/26	1,000	969,824
UBS Group AG
#Ω	4.125%, 09/24/25	20,990	20,961,238

TOTAL SWITZERLAND			117,293,619

UNITED KINGDOM — (2.1%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	4,750	3,873,591
AstraZeneca PLC
	3.375%, 11/16/25	7,030	6,997,282
	6.450%, 09/15/37	4,500	5,549,538
Barclays PLC
#	3.650%, 03/16/25	14,330	14,104,045
	4.375%, 01/12/26	9,970	9,935,274

86

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
BAT Capital Corp.
	4.906%, 04/02/30	21,000	$20,245,168
BP Capital Markets America, Inc.
#	3.119%, 05/04/26	8,415	8,212,811
	3.017%, 01/16/27	3,773	3,631,934
#	4.234%, 11/06/28	1,267	1,272,256
	2.721%, 01/12/32	7,500	6,605,938
	3.060%, 06/17/41	18,000	14,663,019
BP Capital Markets PLC
	3.535%, 11/04/24	1,340	1,343,964
	3.017%, 01/16/27	1,700	1,612,112
	3.279%, 09/19/27	11,000	10,650,485
British Telecommunications PLC
	5.125%, 12/04/28	7,200	7,333,907
Ω	3.250%, 11/08/29	3,000	2,703,149
Diageo Capital PLC
	2.375%, 10/24/29	1,350	1,217,076
	2.125%, 04/29/32	14,300	12,179,512
HSBC Holdings PLC
#	4.300%, 03/08/26	13,770	13,786,888
	3.900%, 05/25/26	12,666	12,473,393
	4.950%, 03/31/30	13,500	13,620,368
HSBC USA, Inc.
	3.500%, 06/23/24	7,593	7,595,357
Lloyds Banking Group PLC
	3.750%, 01/11/27	10,250	9,982,342
	4.375%, 03/22/28	9,000	8,902,551
LSEGA Financing PLC
#Ω	3.200%, 04/06/41	15,902	13,207,329
Mead Johnson Nutrition Co.
	4.125%, 11/15/25	5,931	6,037,486
Nationwide Building Society
Ω	3.900%, 07/21/25	4,600	4,615,005
Natwest Group PLC
	4.800%, 04/05/26	4,800	4,841,691
Prudential PLC
	3.125%, 04/14/30	1,500	1,384,693
	3.625%, 03/24/32	6,000	5,598,276
RELX Capital, Inc.
	3.000%, 05/22/30	900	811,355
Standard Chartered PLC
#Ω	4.050%, 04/12/26	4,380	4,322,797
Unilever Capital Corp.
#	5.900%, 11/15/32	4,800	5,534,893
Vodafone Group PLC
#	7.875%, 02/15/30	7,107	8,605,548
	6.250%, 11/30/32	2,500	2,804,531
	5.000%, 05/30/38	1,400	1,391,343

TOTAL UNITED KINGDOM			257,646,907

UNITED STATES — (40.9%)
3M Co.
#	2.875%, 10/15/27	13,290	12,838,607

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
7-Eleven, Inc.
#Ω	1.800%, 02/10/31	13,880	$11,221,554
	Abbott Laboratories
	2.950%, 03/15/25	7,469	7,429,087
	AbbVie, Inc.
	3.250%, 10/01/22	3,562	3,569,664
	3.600%, 05/14/25	5,200	5,166,016
#	4.250%, 11/14/28	25,500	25,417,214
	Activision Blizzard, Inc.
	3.400%, 06/15/27	6,308	6,188,978
	1.350%, 09/15/30	8,000	6,512,175
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	1,642	1,354,142
	Advance Auto Parts, Inc.
#	3.900%, 04/15/30	6,400	6,060,004
	3.500%, 03/15/32	7,300	6,540,678
	Aetna, Inc.
	2.750%, 11/15/22	3,570	3,575,815
	3.500%, 11/15/24	5,359	5,351,566
	6.750%, 12/15/37	8,500	10,052,137
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,410	3,401,212
#	3.300%, 06/15/30	21,400	19,715,745
	Aflac, Inc.
#	3.600%, 04/01/30	2,000	1,947,486
	Alabama Power Co.
	2.800%, 04/01/25	2,560	2,508,013
	Albemarle Corp.
	4.150%, 12/01/24	7,365	7,445,776
	Allegion PLC
	3.500%, 10/01/29	10,000	9,242,794
	Allstate Corp.
	5.350%, 06/01/33	7,500	8,160,800
	Ally Financial, Inc.
	8.000%, 11/01/31	5,200	6,185,996
	Alphabet, Inc.
	1.998%, 08/15/26	12,785	12,145,224
#	1.100%, 08/15/30	11,479	9,383,952
	Altria Group, Inc.
	4.800%, 02/14/29	460	455,602
	3.400%, 05/06/30	10,500	9,404,967
	2.450%, 02/04/32	27,231	21,791,132
	3.400%, 02/04/41	5,000	3,658,250
	Amazon.com, Inc.
#	1.200%, 06/03/27	5,000	4,476,387
	3.150%, 08/22/27	9,200	9,004,093
#	1.500%, 06/03/30	41,316	34,719,343
	2.100%, 05/12/31	76,400	66,505,986
	Amcor Flexibles North America, Inc.
#	2.630%, 06/19/30	2,500	2,194,958
	Amdocs Ltd.
	2.538%, 06/15/30	2,000	1,722,223

87

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ameren Corp.
3.650%, 02/15/26	10,631	$10,527,391
American Campus Communities Operating Partnership LP
3.875%, 01/30/31	1,000	1,011,872
American Express Co.
3.300%, 05/03/27	16,929	16,503,467
American Tower Corp.
2.300%, 09/15/31	12,500	10,176,188
4.050%, 03/15/32	3,125	2,931,862
American Water Capital Corp.
3.850%, 03/01/24	2,115	2,130,057
# 2.950%, 09/01/27	584	560,269
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	1,221,120
3.450%, 12/15/27	3,000	2,912,981
2.800%, 05/15/30	29,884	26,701,633
Amgen, Inc.
3.625%, 05/22/24	6,399	6,453,650
# 2.600%, 08/19/26	10,375	9,906,648
2.300%, 02/25/31	5,000	4,301,688
2.000%, 01/15/32	10,000	8,256,449
3.350%, 02/22/32	15,400	14,200,468
2.800%, 08/15/41	19,750	15,147,189
Analog Devices, Inc.
3.500%, 12/05/26	11,977	11,947,563
Anthem, Inc.
3.125%, 05/15/22	1,277	1,277,695
# 3.500%, 08/15/24	4,986	4,992,282
# 4.101%, 03/01/28	16,600	16,586,212
5.950%, 12/15/34	1,300	1,489,964
Aon Corp.
4.500%, 12/15/28	2,300	2,340,532
3.750%, 05/02/29	1,500	1,462,178
2.800%, 05/15/30	16,000	14,232,630
Aon Global Ltd.
4.000%, 11/27/23	4,000	4,034,935
# 3.500%, 06/14/24	9,147	9,158,962
Apple, Inc.
# 2.450%, 08/04/26	17,090	16,505,203
# 3.350%, 02/09/27	18,607	18,514,287
# 3.000%, 06/20/27	11,436	11,236,312
# 2.900%, 09/12/27	4,400	4,253,624
# 3.000%, 11/13/27	18,220	17,756,782
2.200%, 09/11/29	2,000	1,815,493
# 1.650%, 05/11/30	13,500	11,611,554
1.250%, 08/20/30	5,000	4,106,771
# 1.650%, 02/08/31	92,300	77,898,075
Applied Materials, Inc.
3.300%, 04/01/27	16,750	16,520,182
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,411,910
2.600%, 08/15/29	5,646	5,083,927

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
# 2.200%, 12/15/31	30,750	$25,421,011
Arrow Electronics, Inc.
# 3.875%, 01/12/28	12,338	12,051,372
Assurant, Inc.
2.650%, 01/15/32	4,000	3,257,469
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	5,000	4,431,847
AT&T, Inc.
2.750%, 06/01/31	1,000	881,837
2.550%, 12/01/33	18,868	15,656,651
3.500%, 06/01/41	27,000	22,437,438
Atmos Energy Corp.
1.500%, 01/15/31	750	609,522
Autodesk, Inc.
4.375%, 06/15/25	3,015	3,062,094
3.500%, 06/15/27	12,009	11,681,755
Automatic Data Processing,
Inc.
1.250%, 09/01/30	12,957	10,642,517
AutoNation, Inc.
2.400%, 08/01/31	14,150	11,445,991
3.850%, 03/01/32	39,470	35,606,156
AutoZone, Inc.
2.875%, 01/15/23	11,113	11,127,172
3.250%, 04/15/25	5,203	5,130,929
Avnet, Inc.
4.625%, 04/15/26	5,560	5,577,482
# 3.000%, 05/15/31	17,500	14,972,127
AXIS Specialty Finance PLC
4.000%, 12/06/27	20,320	19,904,567
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	1,900	1,815,981
Baker Hughes Holdings LLC
# 5.125%, 09/15/40	2,677	2,763,998
Bank of America Corp.
# 4.000%, 04/01/24	3,120	3,162,213
Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r) 3.419%, 12/20/28	2,140	2,024,845
Bank of New York Mellon Corp.
# 1.600%, 04/24/25	15,050	14,277,665
2.800%, 05/04/26	2,088	2,037,036
Baxter International, Inc.
# 2.600%, 08/15/26	3,951	3,738,963
Berkshire Hathaway Finance Corp.
# 1.850%, 03/12/30	31,000	26,846,550
1.450%, 10/15/30	91,849	75,848,147

88

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Berkshire Hathaway, Inc.
	3.125%, 03/15/26	24,128	$23,951,922
Best Buy Co., Inc.
#	4.450%, 10/01/28	19,493	19,760,385
#	1.950%, 10/01/30	13,000	10,781,076
Biogen, Inc.
#	4.050%, 09/15/25	6,950	6,912,447
#	2.250%, 05/01/30	20,320	16,986,614
Black Hills Corp.
	2.500%, 06/15/30	2,850	2,473,740
	4.350%, 05/01/33	5,728	5,528,509
BlackRock, Inc.
	3.250%, 04/30/29	6,942	6,693,832
	2.400%, 04/30/30	36,500	32,669,071
	1.900%, 01/28/31	60,317	50,751,443
Boardwalk Pipelines LP
	3.600%, 09/01/32	9,310	8,229,069
Boeing Co.
	2.500%, 03/01/25	6,399	6,155,263
	2.600%, 10/30/25	2,568	2,435,370
	3.200%, 03/01/29	5,000	4,498,869
	2.950%, 02/01/30	5,000	4,304,345
#	3.600%, 05/01/34	2,000	1,681,774
	3.250%, 02/01/35	2,463	1,972,592
	3.550%, 03/01/38	2,150	1,714,963
Booking Holdings, Inc.
	3.600%, 06/01/26	4,494	4,473,877
	4.625%, 04/13/30	7,210	7,372,687
Boston Properties LP
	3.250%, 01/30/31	2,300	2,087,135
	2.450%, 10/01/33	2,000	1,623,607
Boston Scientific Corp.
	4.550%, 03/01/39	196	191,825
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	3,000	3,130,084
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	5,500	5,351,711
Brixmor Operating Partnership LP
	2.500%, 08/16/31	1,850	1,531,376
Broadcom, Inc.
	4.300%, 11/15/32	31,000	29,067,576
Ω	3.469%, 04/15/34	5,000	4,243,959
Ω	3.137%, 11/15/35	17,502	14,136,760
Ω	4.926%, 05/15/37	1,000	934,850
Ω	3.500%, 02/15/41	8,150	6,337,928
Broadstone Net Lease LLC
	2.600%, 09/15/31	990	830,752
Brown & Brown, Inc.
#	4.200%, 09/15/24	4,660	4,697,157
	2.375%, 03/15/31	3,000	2,485,915
Brunswick Corp.
#	2.400%, 08/18/31	8,500	6,686,555

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Bunge Ltd. Finance Corp.
#	3.750%, 09/25/27	15,000	$14,644,687
	Camden Property Trust
	2.800%, 05/15/30	1,500	1,359,678
	Campbell Soup Co.
	3.300%, 03/19/25	3,045	3,008,109
	4.150%, 03/15/28	5,628	5,597,972
	Capital One Financial Corp.
	3.750%, 04/24/24	4,607	4,613,009
	3.200%, 02/05/25	2,700	2,653,551
#	3.750%, 03/09/27	14,165	13,796,518
	3.800%, 01/31/28	5,600	5,381,936
	Cardinal Health, Inc.
#	3.410%, 06/15/27	17,718	17,229,778
	Cargill, Inc.
Ω	2.125%, 04/23/30	6,060	5,282,721
	Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,177,743
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,800	4,744,292
	Charles Schwab Corp.
	3.000%, 03/10/25	12,777	12,656,013
	3.625%, 04/01/25	7,358	7,380,720
#	2.300%, 05/13/31	800	689,013
	1.950%, 12/01/31	2,700	2,219,894
	2.900%, 03/03/32	15,500	13,868,216
	Chevron Corp.
	1.554%, 05/11/25	10,000	9,480,788
#	1.995%, 05/11/27	2,300	2,129,301
#	2.236%, 05/11/30	30,971	27,594,878
	Chevron USA, Inc.
	3.250%, 10/15/29	17,685	17,014,568
	Choice Hotels International, Inc.
#	3.700%, 12/01/29	2,750	2,569,744
	Chubb INA Holdings, Inc.
#	3.350%, 05/15/24	5,120	5,129,931
	Cigna Corp.
	3.500%, 06/15/24	1,792	1,795,097
#	3.400%, 03/01/27	14,920	14,503,353
	4.375%, 10/15/28	2,500	2,508,140
	2.400%, 03/15/30	2,700	2,362,381
#	2.375%, 03/15/31	20,500	17,545,863
	3.200%, 03/15/40	1,600	1,312,636
	Cincinnati Financial Corp.
	6.920%, 05/15/28	4,000	4,590,911
	Clorox Co.
	3.100%, 10/01/27	5,077	4,921,302
#	3.900%, 05/15/28	16,112	16,079,748
	CME Group, Inc.
	3.000%, 03/15/25	2,833	2,808,536
	CMS Energy Corp.
#	3.600%, 11/15/25	3,163	3,137,979

89

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.000%, 05/15/26	4,942	$4,792,214
	CNA Financial Corp.
	4.500%, 03/01/26	21,057	21,501,350
	3.900%, 05/01/29	2,450	2,363,480
	CNO Financial Group, Inc.
	5.250%, 05/30/29	4,800	4,892,414
	Coca-Cola Co.
#	2.900%, 05/25/27	8,535	8,323,307
	Comcast Corp.
	3.150%, 03/01/26	9,198	9,032,285
#	3.150%, 02/15/28	5,000	4,809,039
	4.250%, 10/15/30	10,000	10,037,141
#	4.250%, 01/15/33	22,000	21,953,296
	7.050%, 03/15/33	14,800	18,058,190
	Comerica, Inc.
	4.000%, 02/01/29	6,000	5,992,813
	Conagra Brands, Inc.
#	4.850%, 11/01/28	970	975,180
	5.300%, 11/01/38	19,700	19,596,212
	Consolidated Edison Co. of New York, Inc.
#	3.300%, 12/01/24	1,280	1,281,885
	5.300%, 03/01/35	400	418,505
	Constellation Brands, Inc.
	3.600%, 02/15/28	10,825	10,423,041
	3.150%, 08/01/29	7,000	6,422,981
	Corporate Office Properties LP
	2.900%, 12/01/33	8,750	7,144,153
	Costco Wholesale Corp.
#	3.000%, 05/18/27	19,300	18,970,753
	1.375%, 06/20/27	1,700	1,533,475
	1.600%, 04/20/30	76,337	64,797,555
#	1.750%, 04/20/32	23,900	19,837,088
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,783,118
#Ω	3.500%, 08/15/27	1,200	1,164,389
Ω	4.800%, 02/01/35	1,200	1,173,833
	Crown Castle International Corp.
	2.900%, 04/01/41	17,205	12,828,651
	CVS Health Corp.
#	3.375%, 08/12/24	11,857	11,825,330
#	3.875%, 07/20/25	8,408	8,445,015
	3.250%, 08/15/29	4,000	3,725,700
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30	5,500	4,893,683
	Devon Energy Corp.
	5.600%, 07/15/41	4,800	4,991,729
	Dick’s Sporting Goods, Inc.
#	3.150%, 01/15/32	29,900	24,966,883
	Discover Bank
	4.650%, 09/13/28	2,800	2,798,693

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Discovery Communications LLC
	3.900%, 11/15/24	5,376	$5,387,227
	3.450%, 03/15/25	5,671	5,565,273
#	3.625%, 05/15/30	9,000	8,250,693
	Dollar General Corp.
	3.250%, 04/15/23	4,983	5,001,112
	Dollar Tree, Inc.
#	4.200%, 05/15/28	21,641	21,474,225
	Dominion Energy, Inc.
#	3.900%, 10/01/25	10,013	10,071,142
	DTE Energy Co.
	2.850%, 10/01/26	1,000	954,739
	Duke Energy Corp.
#	3.750%, 04/15/24	5,205	5,242,306
	3.300%, 06/15/41	25,250	20,429,555
	Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,270,083
	Eagle Materials, Inc.
	2.500%, 07/01/31	3,000	2,538,148
	Eastman Chemical Co.
	3.800%, 03/15/25	9,527	9,490,193
	Eaton Corp.
	4.000%, 11/02/32	13,775	13,646,242
	Eaton Vance Corp.
#	3.500%, 04/06/27	10,462	10,134,749
	eBay, Inc.
#	3.600%, 06/05/27	13,375	13,175,349
	Ecolab, Inc.
#	2.700%, 11/01/26	2,959	2,856,544
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30	4,000	3,543,127
	Emerson Electric Co.
	3.150%, 06/01/25	5,312	5,277,339
	Enterprise Products Operating LLC
#	3.900%, 02/15/24	1,680	1,694,801
	6.875%, 03/01/33	1,800	2,109,277
	6.125%, 10/15/39	4,800	5,284,659
	6.450%, 09/01/40	5,000	5,640,645
	EOG Resources, Inc.
#	4.375%, 04/15/30	6,000	6,166,571
	Equinix, Inc.
#	3.200%, 11/18/29	2,500	2,266,307
#	2.500%, 05/15/31	6,500	5,460,433
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	6,634,653
	ERP Operating LP
	2.500%, 02/15/30	2,800	2,516,642
	Eversource Energy
	4.250%, 04/01/29	1,000	993,854
	Exelon Corp.
	3.400%, 04/15/26	20,540	20,066,510

90

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Extra Space Storage LP
	2.350%, 03/15/32	13,100	$10,781,922
	Exxon Mobil Corp.
	3.482%, 03/19/30	10,000	9,736,200
	FedEx Corp.
#	3.400%, 02/15/28	5,250	5,063,910
#	4.900%, 01/15/34	2,075	2,114,470
	3.900%, 02/01/35	2,800	2,581,662
	3.250%, 05/15/41	5,000	4,001,634
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	19,454	17,607,362
	2.450%, 03/15/31	800	663,571
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41	5,000	3,910,558
	Fifth Third Bancorp
	3.950%, 03/14/28	26,032	25,670,074
	First American Financial Corp.
	2.400%, 08/15/31	13,144	10,833,836
	Flex Ltd.
	4.875%, 06/15/29	2,300	2,300,261
	4.875%, 05/12/30	4,000	3,956,576
	Flowserve Corp.
	2.800%, 01/15/32	28,738	23,663,932
	FMR LLC
Ω	4.950%, 02/01/33	2,400	2,492,740
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,300	3,892,639
	Fox Corp.
	5.476%, 01/25/39	2,000	2,070,349
	Franklin Resources, Inc.
	1.600%, 10/30/30	1,400	1,133,436
	GATX Corp.
	3.250%, 03/30/25	3,170	3,100,845
#	3.250%, 09/15/26	7,749	7,530,008
	3.500%, 06/01/32	6,850	6,205,409
	GE Capital Funding LLC
	4.550%, 05/15/32	4,000	4,008,242
	GE Capital International Funding Co. Unlimited Co.
	4.418%, 11/15/35	271	264,867
	General Dynamics Corp.
#	4.250%, 04/01/40	4,200	4,147,326
	General Electric Co.
	6.750%, 03/15/32	15,646	18,277,297
	General Mills, Inc.
#	4.200%, 04/17/28	8,600	8,663,598
	General Motors Co.
#	6.800%, 10/01/27	1,900	2,042,851
	5.150%, 04/01/38	3,669	3,455,901

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	14,136	$14,515,834
#	4.350%, 01/17/27	1,863	1,838,226
#	3.600%, 06/21/30	6,000	5,396,697
	3.100%, 01/12/32	8,000	6,747,091
	Georgia Power Co.
	3.250%, 04/01/26	3,000	2,929,978
	3.250%, 03/30/27	15,966	15,474,849
	Georgia-Pacific LLC
	7.750%, 11/15/29	1,000	1,233,812
	Gilead Sciences, Inc.
	3.700%, 04/01/24	5,612	5,641,905
	GlaxoSmithKline Capital, Inc.
#	3.875%, 05/15/28	2,700	2,714,723
	6.375%, 05/15/38	957	1,173,543
	Global Payments, Inc.
#	4.800%, 04/01/26	7,031	7,191,236
	4.450%, 06/01/28	8,020	7,982,940
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24	26,404	26,642,267
	3.750%, 05/22/25	6,213	6,187,333
	3.750%, 02/25/26	10,350	10,279,855
	2.600%, 02/07/30	5,000	4,342,594
	3.800%, 03/15/30	12,000	11,335,468
	6.125%, 02/15/33	2,421	2,697,539
#	6.250%, 02/01/41	750	875,941
	Halliburton Co.
#	2.920%, 03/01/30	1,000	904,213
	4.500%, 11/15/41	3,000	2,733,834
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	5,593	5,469,419
	Hasbro, Inc.
	3.500%, 09/15/27	3,300	3,168,799
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	27,600	23,788,387
	Healthcare Trust of America Holdings LP
#	2.000%, 03/15/31	2,800	2,276,536
	Home Depot, Inc.
#	5.400%, 09/15/40	5,200	5,788,291
	Honeywell International, Inc.
	2.500%, 11/01/26	18	17,299
#	5.375%, 03/01/41	670	755,753
	HP, Inc.
#	3.400%, 06/17/30	50,835	45,552,736
#	2.650%, 06/17/31	1,000	825,698
	Humana, Inc.
#	3.850%, 10/01/24	5,825	5,852,212
	Intel Corp.
#	3.150%, 05/11/27	2,500	2,452,474
#	4.000%, 12/15/32	3,200	3,164,133
#	4.600%, 03/25/40	5,000	5,115,183

91

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25	11,500	$11,543,930
	2.650%, 09/15/40	6,100	4,691,144
	International Business Machines Corp.
#	3.375%, 08/01/23	4,409	4,446,545
	3.300%, 01/27/27	26,154	25,791,431
#	1.950%, 05/15/30	22,940	19,621,817
#	2.850%, 05/15/40	9,491	7,564,439
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	1,953	1,975,114
	4.750%, 03/30/30	1,175	1,199,072
	Interstate Power & Light Co.
	2.300%, 06/01/30	3,978	3,439,588
	Intuit, Inc.
	1.650%, 07/15/30	1,680	1,400,778
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	3,000	2,401,871
	2.700%, 01/15/34	1,500	1,219,187
	Jabil, Inc.
#	3.600%, 01/15/30	23,550	21,742,701
	3.000%, 01/15/31	15,033	13,064,937
	Jackson Financial, Inc.
Ω	3.125%, 11/23/31	6,177	5,237,984
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	9,046	9,327,524
	Jefferies Group LLC
	2.750%, 10/15/32	3,000	2,444,937
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
#	4.850%, 01/15/27	6,594	6,781,726
#	2.625%, 10/15/31	6,900	5,672,850
	JM Smucker Co.
	3.500%, 03/15/25	6,042	6,025,270
	4.250%, 03/15/35	2,000	1,913,347
	Johnson & Johnson
	2.450%, 03/01/26	3,212	3,125,069
#	1.300%, 09/01/30	40,000	33,615,533
	4.950%, 05/15/33	4,000	4,396,969
	4.375%, 12/05/33	10,000	10,557,462
#	3.550%, 03/01/36	9,000	8,641,732
	Johnson Controls International PLC
#	3.625%, 07/02/24	915	916,750
	JPMorgan Chase & Co.
#	3.625%, 05/13/24	12,131	12,231,156
	3.900%, 07/15/25	22,416	22,505,216
#	3.200%, 06/15/26	676	658,909
#	5.500%, 10/15/40	4,000	4,330,915
	Juniper Networks, Inc.
	3.750%, 08/15/29	4,000	3,842,882

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
#	2.000%, 12/10/30	5,000	$4,102,311
	Kellogg Co.
#	3.250%, 04/01/26	8,739	8,583,571
	3.400%, 11/15/27	14,600	14,145,584
	7.450%, 04/01/31	6,959	8,393,649
	Kemper Corp.
	2.400%, 09/30/30	6,265	5,132,986
	3.800%, 02/23/32	24,700	22,113,154
	Keurig Dr Pepper, Inc.
#	3.400%, 11/15/25	5,520	5,463,929
	Kilroy Realty LP
#	3.050%, 02/15/30	8,000	7,128,559
	2.500%, 11/15/32	17,100	13,821,943
	2.650%, 11/15/33	5,000	3,984,815
	Kimco Realty Corp.
	2.250%, 12/01/31	10,200	8,580,433
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,000	5,692,881
	Kroger Co.
#	3.850%, 08/01/23	2,330	2,352,123
	7.500%, 04/01/31	16,177	19,579,904
	L3Harris Technologies, Inc.
	3.950%, 05/28/24	2,469	2,501,291
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23	3,840	3,893,704
#	3.600%, 09/01/27	2,500	2,453,435
	Lazard Group LLC
	4.500%, 09/19/28	18,426	18,279,508
	Lear Corp.
#	3.800%, 09/15/27	1,423	1,372,438
	Legg Mason, Inc.
#	3.950%, 07/15/24	4,736	4,790,050
	4.750%, 03/15/26	9,317	9,635,531
	Leidos, Inc.
	2.300%, 02/15/31	12,800	10,543,930
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	10,665	10,821,325
Ω	6.500%, 03/15/35	4,250	4,955,636
	Lincoln National Corp.
#	3.400%, 01/15/31	10,680	9,956,534
	3.400%, 03/01/32	55,500	51,153,386
	Lockheed Martin Corp.
	3.550%, 01/15/26	4,800	4,836,148
#	3.600%, 03/01/35	1,071	1,014,612
	Loews Corp.
#	2.625%, 05/15/23	3,761	3,755,461
	3.750%, 04/01/26	11,870	11,943,012
	Lowe’s Cos., Inc.
	2.800%, 09/15/41	25,000	19,049,585
	LyondellBasell Industries NV
	5.750%, 04/15/24	1,611	1,665,857

92

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	8,028	$7,887,723
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,691	7,652,759
	6.500%, 03/01/41	4,500	5,070,766
	Marriott International, Inc.
	2.750%, 10/15/33	7,200	5,915,631
	Mars, Inc.
Ω	1.625%, 07/16/32	8,550	6,864,596
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	8,320	8,351,082
#	3.750%, 03/14/26	3,300	3,311,616
	2.375%, 12/15/31	3,361	2,904,272
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	5,931	5,759,167
	Medtronic, Inc.
	3.500%, 03/15/25	616	618,022
	4.375%, 03/15/35	9,465	9,746,481
	Merck & Co., Inc.
#	2.750%, 02/10/25	11,609	11,482,847
	3.400%, 03/07/29	13,884	13,625,530
	1.450%, 06/24/30	57,700	48,154,967
	MetLife, Inc.
	6.375%, 06/15/34	19,000	22,290,824
	5.700%, 06/15/35	8,400	9,403,139
	Micron Technology, Inc.
	4.663%, 02/15/30	330	325,857
	2.703%, 04/15/32	1,000	831,757
	3.366%, 11/01/41	1,000	794,824
	Microsoft Corp.
	3.300%, 02/06/27	14,692	14,737,622
	Mohawk Industries, Inc.
#	3.625%, 05/15/30	2,400	2,232,200
	Molson Coors Beverage Co.
#	3.500%, 05/01/22	787	787,000
#	3.000%, 07/15/26	18,416	17,532,916
	Morgan Stanley
	3.875%, 04/29/24	8,982	9,042,468
	3.875%, 01/27/26	18,683	18,519,810
	3.625%, 01/20/27	15,726	15,335,765
	7.250%, 04/01/32	15,766	19,000,899
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	8,496	8,544,753
	Mosaic Co.
	4.250%, 11/15/23	1,336	1,352,331
	4.050%, 11/15/27	6,000	5,950,146
	Motorola Solutions, Inc.
	4.600%, 05/23/29	4,700	4,606,985
	2.300%, 11/15/30	25,444	20,819,763
	MPLX LP
	4.125%, 03/01/27	12,020	11,908,647

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	4.500%, 04/15/38	4,700	$4,317,057
	Mylan, Inc.
#	4.200%, 11/29/23	3,480	3,509,110
	National Fuel Gas Co.
#	2.950%, 03/01/31	5,000	4,273,842
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	2,708	3,470,317
	NetApp, Inc.
	3.250%, 12/15/22	1,088	1,091,116
	3.300%, 09/29/24	3,451	3,427,730
	2.700%, 06/22/30	5,000	4,369,386
	NewMarket Corp.
	2.700%, 03/18/31	4,000	3,440,195
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	23,641	23,171,573
	NIKE, Inc.
#	2.375%, 11/01/26	7,000	6,699,213
#	2.850%, 03/27/30	52,300	48,686,308
	Northern Trust Corp.
#	1.950%, 05/01/30	23,270	20,243,716
	Nucor Corp.
	3.950%, 05/01/28	6,245	6,221,827
	2.700%, 06/01/30	9,000	8,024,973
	3.125%, 04/01/32	8,940	8,047,291
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	2,763,398
	Omnicom Group, Inc.
	4.200%, 06/01/30	13,055	12,834,726
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	6,063,036
	Oracle Corp.
	2.650%, 07/15/26	39,785	37,095,214
#	3.250%, 11/15/27	36,794	34,228,102
	2.950%, 04/01/30	500	431,359
	O’Reilly Automotive, Inc.
#	3.600%, 09/01/27	21,580	21,162,666
	Owens Corning
	3.875%, 06/01/30	8,826	8,449,550
	Paramount Global
#	2.900%, 01/15/27	21,061	19,825,019
	7.875%, 07/30/30	1,137	1,339,139
#	4.950%, 01/15/31	3,993	3,955,148
	4.200%, 05/19/32	22,600	20,850,759
	Parker-Hannifin Corp.
#	3.300%, 11/21/24	3,093	3,072,047
#	3.250%, 06/14/29	6,200	5,791,772
	Penske Truck Leasing Co. L.P./ PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	966,689

93

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
PepsiCo, Inc.
3.500%, 07/17/25	9,309	$9,383,315
PerkinElmer, Inc.
3.300%, 09/15/29	1,700	1,558,172
Pfizer, Inc.
# 3.000%, 12/15/26	42,108	41,394,348
# 1.700%, 05/28/30	5,000	4,254,620
# 3.900%, 03/15/39	5,000	4,834,645
Philip Morris International, Inc.
3.250%, 11/10/24	7,098	7,077,080
# 3.125%, 08/17/27	2,000	1,933,536
# 3.375%, 08/15/29	6,000	5,637,899
2.100%, 05/01/30	10,750	9,183,836
# 6.375%, 05/16/38	10,000	11,310,749
Phillips 66 Partners LP
3.550%, 10/01/26	23,603	22,991,560
3.750%, 03/01/28	3,265	3,170,431
3.150%, 12/15/29	18,000	16,627,622
Piedmont Operating Partnership LP
3.150%, 08/15/30	6,500	5,693,665
PNC Bank NA
# 2.950%, 02/23/25	1,093	1,082,369
# 3.250%, 06/01/25	7,000	6,957,283
PPG Industries, Inc.
2.800%, 08/15/29	2,603	2,402,479
2.550%, 06/15/30	9,250	8,315,641
PPL Capital Funding, Inc.
3.100%, 05/15/26	11,200	10,871,518
Precision Castparts Corp.
3.250%, 06/15/25	28,987	29,056,863
Primerica, Inc.
2.800%, 11/19/31	15,500	13,547,836
Principal Financial Group, Inc.
3.125%, 05/15/23	4,444	4,458,217
3.400%, 05/15/25	2,700	2,669,831
3.100%, 11/15/26	5,472	5,280,276
Procter & Gamble Co.
2.450%, 11/03/26	1,077	1,038,308
2.850%, 08/11/27	12,850	12,577,427
3.000%, 03/25/30	2,000	1,898,594
# 1.200%, 10/29/30	5,000	4,121,186
Progress Energy, Inc.
7.750%, 03/01/31	2,500	3,040,123
6.000%, 12/01/39	600	654,420
Progressive Corp.
# 3.000%, 03/15/32	18,900	17,171,504
Prudential Financial, Inc.
3.878%, 03/27/28	789	790,396
Public Service Enterprise Group, Inc.
8.625%, 04/15/31	1,000	1,256,610
PulteGroup, Inc.
6.375%, 05/15/33	11,000	11,888,142

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	6.000%, 02/15/35	6,449	$6,748,423
	QUALCOMM, Inc.
	2.150%, 05/20/30	5,000	4,384,010
	1.650%, 05/20/32	17,843	14,460,279
	Quanta Services, Inc.
	2.900%, 10/01/30	702	612,534
	Quest Diagnostics, Inc.
	2.800%, 06/30/31	1,000	871,521
	Realty Income Corp.
	2.850%, 12/15/32	9,500	8,413,126
	1.800%, 03/15/33	3,000	2,356,803
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23	3,840	3,903,530
	3.950%, 09/15/26	16,189	16,115,145
	3.900%, 05/15/29	4,725	4,558,673
	3.150%, 06/15/30	15,855	14,430,013
	Ross Stores, Inc.
	1.875%, 04/15/31	9,000	7,412,310
	Royalty Pharma PLC
	2.200%, 09/02/30	10,000	8,343,555
	3.300%, 09/02/40	16,454	12,842,617
	salesforce.com, Inc.
#	3.700%, 04/11/28	12,800	12,761,101
	Schlumberger Investment SA
#	2.650%, 06/26/30	9,852	8,805,736
	Sherwin-Williams Co.
	3.450%, 08/01/25	6,794	6,728,296
#	3.450%, 06/01/27	1,035	1,003,647
	2.950%, 08/15/29	6,000	5,514,541
	Simon Property Group LP
#	2.650%, 07/15/30	21,000	18,475,676
#	2.200%, 02/01/31	14,208	12,040,596
	2.250%, 01/15/32	7,910	6,546,049
	Southern Power Co.
	4.150%, 12/01/25	5,433	5,494,999
	5.150%, 09/15/41	3,000	2,921,149
	Southwest Gas Corp.
	3.700%, 04/01/28	2,900	2,789,170
	2.200%, 06/15/30	13,700	11,367,552
	Spirit Realty LP
	2.700%, 02/15/32	1,000	838,634
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	3,000	2,639,852
	State Street Corp.
#	3.300%, 12/16/24	13,947	13,959,953
	3.550%, 08/18/25	2,254	2,259,549
	Steel Dynamics, Inc.
#	3.250%, 01/15/31	21,325	19,504,987
	Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31	11,500	9,508,952
	Stryker Corp.
#	3.375%, 11/01/25	11,427	11,338,205
#	3.650%, 03/07/28	25,656	25,181,858

94

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Sutter Health
# 3.161%, 08/15/40	2,000	$1,624,232
Sysco Corp.
3.300%, 07/15/26	18,844	18,372,390
3.250%, 07/15/27	4,934	4,744,647
Tapestry, Inc.
3.050%, 03/15/32	16,062	13,663,283
Target Corp.
# 2.500%, 04/15/26	2,521	2,448,049
TCI Communications, Inc.
7.875%, 02/15/26	1,520	1,718,812
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,396,387
Textron, Inc.
# 2.450%, 03/15/31	15,590	13,241,276
TJX Cos., Inc.
2.250%, 09/15/26	14,681	13,915,630
Travelers Cos., Inc.
6.250%, 06/15/37	935	1,120,431
# 5.350%, 11/01/40	800	885,968
Travelers Property Casualty Corp.
6.375%, 03/15/33	800	956,052
Truist Financial Corp.
3.700%, 06/05/25	8,345	8,359,410
TWDC Enterprises 18 Corp.
7.000%, 03/01/32	1,340	1,625,791
U.S. Bank NA
# 2.800%, 01/27/25	4,950	4,892,268
Union Pacific Corp.
3.250%, 01/15/25	9,515	9,485,037
# 2.891%, 04/06/36	22,950	19,597,510
UnitedHealth Group, Inc.
2.750%, 02/15/23	8,672	8,704,329
# 3.100%, 03/15/26	1,290	1,270,714
# 2.300%, 05/15/31	750	655,406
# 6.875%, 02/15/38	1,150	1,466,761
2.750%, 05/15/40	10,000	8,031,408
3.050%, 05/15/41	8,000	6,665,396
Unum Group
4.000%, 03/15/24	5,051	5,081,035
3.875%, 11/05/25	1,977	1,966,027
4.000%, 06/15/29	10,963	10,693,858
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	18,167	17,638,315
Valero Energy Corp.
7.500%, 04/15/32	580	690,724
# 6.625%, 06/15/37	4,800	5,465,235
Ventas Realty LP
3.000%, 01/15/30	1,100	990,633
Verizon Communications, Inc.
4.329%, 09/21/28	2,000	2,011,442
4.016%, 12/03/29	17,153	16,781,140
2.355%, 03/15/32	2,733	2,294,769

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
VF Corp.
# 2.800%, 04/23/27	1,000	$964,047
# 2.950%, 04/23/30	6,516	5,884,292
Viatris, Inc.
# 2.700%, 06/22/30	1,000	825,709
3.850%, 06/22/40	10,000	7,785,814
Visa, Inc.
2.050%, 04/15/30	96,059	85,175,272
1.100%, 02/15/31	20,100	16,037,586
2.700%, 04/15/40	5,000	4,080,239
VMware, Inc.
# 3.900%, 08/21/27	1,024	1,000,140
Vornado Realty LP
3.400%, 06/01/31	1,000	879,753
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	514	504,504
# 3.200%, 04/15/30	23,552	21,715,055
Walmart, Inc.
2.375%, 09/24/29	2,246	2,059,177
Walt Disney Co.
# 3.700%, 09/15/24	13,864	14,016,960
1.750%, 01/13/26	5,000	4,687,262
# 2.650%, 01/13/31	24,750	22,069,940
# 6.200%, 12/15/34	1,700	1,990,744
3.500%, 05/13/40	5,000	4,403,432
Waste Management, Inc.
# 1.500%, 03/15/31	12,700	10,320,096
WEC Energy Group, Inc.
3.550%, 06/15/25	1,757	1,742,475
Wells Fargo & Co.
3.000%, 02/19/25	6,264	6,151,400
3.000%, 04/22/26	9,473	9,116,531
3.000%, 10/23/26	1,490	1,422,727
4.150%, 01/24/29	1,200	1,185,506
Welltower, Inc.
4.125%, 03/15/29	1,550	1,532,713
# 2.750%, 01/15/31	17,596	15,482,984
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	10,923,975
WestRock MWV LLC
8.200%, 01/15/30	19,367	23,708,350
Weyerhaeuser Co.
7.375%, 03/15/32	1,213	1,458,972
Whirlpool Corp.
3.700%, 05/01/25	15,463	15,462,981
# 4.750%, 02/26/29	1,300	1,317,193
Williams Cos., Inc.
4.000%, 09/15/25	12,364	12,306,702
3.750%, 06/15/27	7,863	7,672,401
3.500%, 11/15/30	15,200	14,130,404
# 8.750%, 03/15/32	1,000	1,293,938
6.300%, 04/15/40	20,000	22,288,688
WP Carey, Inc.
2.400%, 02/01/31	2,300	1,952,792

95

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	2.450%, 02/01/32	9,800	$8,200,253
WRKCo, Inc.
	4.200%, 06/01/32	1,800	1,758,360
	3.000%, 06/15/33	19,705	17,166,733
Zoetis, Inc.
#	3.000%, 09/12/27	26,275	25,242,008

TOTAL UNITED STATES			5,024,396,541

TOTAL BONDS			6,555,067,805

U. S. TREASURY OBLIGATIONS — (26.2%)
U. S. Treasury Bonds
	6.750%, 08/15/26	38,863	44,766,951
	6.625%, 02/15/27	34,651	40,259,898
	4.500%, 02/15/36	170,000	202,764,845
	4.750%, 02/15/37	24,000	29,352,187
	1.750%, 08/15/41	165,000	130,710,938
U.S. Treasury Note
	0.250%, 06/15/24	32,000	30,348,750
U.S. Treasury Notes
	2.250%, 11/15/25	39,895	38,969,312
	1.625%, 05/15/26	65,000	61,716,992
	1.500%, 08/15/26	78,787	74,140,080
	1.625%, 09/30/26	50,000	47,251,953
	2.000%, 11/15/26	70,000	67,109,766
	1.625%, 11/30/26	39,750	37,492,324
	1.500%, 01/31/27	59,500	55,690,605
	2.250%, 02/15/27	60,000	58,096,875
	2.375%, 05/15/27	91,200	88,759,688
	0.500%, 06/30/27	45,000	39,731,836
	2.250%, 08/15/27	90,000	86,867,578
	0.500%, 10/31/27	65,000	56,918,164
	2.250%, 11/15/27	79,019	76,141,540

		Face
		Amount^	Value†
		(000)
	0.625%, 11/30/27	35,000	$30,808,203
	0.625%, 12/31/27	125,000	109,804,688
	2.750%, 02/15/28	88,300	87,282,480
	1.125%, 02/29/28	115,000	103,787,500
	1.250%, 03/31/28	135,000	122,428,125
	1.250%, 04/30/28	80,000	72,471,875
	2.875%, 05/15/28	99,000	98,458,594
	2.875%, 08/15/28	113,000	112,359,961
	3.125%, 11/15/28	75,000	75,691,406
	2.625%, 02/15/29	90,000	88,164,844
	1.625%, 08/15/29	90,000	82,371,094
	1.500%, 02/15/30	69,000	62,240,156
	0.625%, 05/15/30	220,000	184,095,314
	0.625%, 08/15/30	224,000	186,453,749
	0.875%, 11/15/30	229,000	194,041,719
	1.125%, 02/15/31	178,000	153,622,345
	1.625%, 05/15/31	96,000	86,283,750
	1.250%, 08/15/31	115,000	99,600,781

TOTAL U.S. TREASURY OBLIGATIONS			3,217,056,866

TOTAL INVESTMENT SECURITIES (Cost $12,621,576,999)			11,573,921,827

		Shares
SECURITIES LENDING COLLATERAL — (5.8%)
@§	The DFA Short Term Investment Fund	61,838,274	715,283,318

TOTAL INVESTMENTS — (100.0%) (Cost $13,336,794,824)			$12,289,205,145

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,801,797,156	—	$1,801,797,156
Bonds
Australia	—	257,196,683	—	257,196,683
Belgium	—	19,986,915	—	19,986,915
Canada	—	252,079,875	—	252,079,875
Denmark	—	1,939,799	—	1,939,799
France	—	70,282,163	—	70,282,163
German	—	117,091,199	—	117,091,199
Ireland	—	1,503,438	—	1,503,438
Italy	—	17,235,256	—	17,235,256
Japan	—	218,589,017	—	218,589,017

96

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$107,352,459	—	$107,352,459
Norway	—	13,301,574	—	13,301,574
Spain	—	76,927,936	—	76,927,936
Supranational Organization Obligations	—	2,244,424	—	2,244,424
Switzerland	—	117,293,619	—	117,293,619
United Kingdom	—	257,646,907	—	257,646,907
United States	—	5,024,396,541	—	5,024,396,541
U.S. Treasury Obligations	—	3,217,056,866	—	3,217,056,866
Securities Lending Collateral	—	715,283,318	—	715,283,318

TOTAL	—	$12,289,205,145	—	$12,289,205,145

See accompanying Notes to Financial Statements.

97

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount±	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (19.8%)
Treasury Inflation Protected Security
	0.125%, 01/15/23	12,288	$12,632,435
U.S. Treasury Inflation Indexed Bonds
	0.375%, 07/15/23	9,445	9,821,995
	0.625%, 01/15/24	33,307	34,749,471
	0.500%, 04/15/24	33,063	34,481,682
	0.125%, 10/15/24	39,521	40,978,614
	2.375%, 01/15/25	40,060	44,002,711
	0.125%, 04/15/25	40,354	41,720,372
	0.375%, 07/15/25	47,542	49,702,020
	0.125%, 10/15/25	40,172	41,572,051
	0.625%, 01/15/26	61,534	64,665,056
	0.125%, 04/15/26	62,999	64,849,722

TOTAL U.S. TREASURY OBLIGATIONS			439,176,129

		Shares
AFFILIATED INVESTMENT COMPANIES — (79.5%)
	Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	96,034,235	1,102,473,016
	Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	68,754,151	662,790,016

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			1,765,263,032

TOTAL INVESTMENT SECURITIES (Cost $2,358,929,831)			2,204,439,161

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	2,527,530	2,527,530

SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,115,243	12,900,013

TOTAL INVESTMENTS — (100.0%) (Cost $2,374,357,374)			$2,219,866,704

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$439,176,129	—	$439,176,129
Affiliated Investment Companies	$1,765,263,032	—	—	1,765,263,032
Temporary Cash Investments	2,527,530	—	—	2,527,530
Securities Lending Collateral	—	12,900,013	—	12,900,013

TOTAL	$1,767,790,562	$452,076,142	—	$2,219,866,704

See accompanying Notes to Financial Statements.

98

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/49	32,321	$36,699,935
0.250%, 02/15/50	104,739	98,972,823
0.125%, 02/15/51	107,988	98,960,792
0.125%, 02/15/52	107,263	99,226,416

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 377,843,011)		333,859,966

TOTAL INVESTMENTS — (100.0%) (Cost $ 377,843,011)		$333,859,966

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$333,859,966	—	$333,859,966

TOTAL	—	$333,859,966	—	$333,859,966

See accompanying Notes to Financial Statements.

99

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.8%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$129
0.125%, 07/15/26	369,121	381,401,081
0.375%, 01/15/27	607,046	631,084,671
2.375%, 01/15/27	256,677	291,559,146
0.375%, 07/15/27	531,622	554,978,667
0.500%, 01/15/28	262,858	274,473,546
1.750%, 01/15/28	367,846	410,704,427
3.625%, 04/15/28	437,528	538,967,220
0.750%, 07/15/28	102,824	109,430,851
0.875%, 01/15/29	530,750	568,102,697
2.500%, 01/15/29	423,400	499,462,831
3.875%, 04/15/29	479,199	611,690,043
0.250%, 07/15/29	209,013	215,427,187
0.125%, 01/15/30	235,914	239,436,177
0.125%, 07/15/30	38,718	39,394,081
0.125%, 01/15/31	108,956	110,503,090
0.125%, 07/15/31	55,028	55,916,961
3.375%, 04/15/32	346,749	467,352,151
2.125%, 02/15/40	401,551	528,505,639
2.125%, 02/15/41	382,483	504,558,995

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 6,975,209,704)		7,032,949,590

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	13,629,938	13,629,938

TOTAL INVESTMENTS — (100.0%) (Cost $ 6,988,839,642)		$7,046,579,528

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$7,032,949,590	—	$7,032,949,590
Temporary Cash Investments	$13,629,938	—	—	13,629,938

TOTAL	$13,629,938	$7,032,949,590	—	$7,046,579,528

See accompanying Notes to Financial Statements.

100

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (88.8%)
AUSTRALIA — (7.4%)
APT Pipelines Ltd.
Ω	4.200%, 03/23/25		4,000	$4,008,360
Ω	4.200%, 03/23/25		1,300	1,302,717
Australia & New Zealand Banking Group Ltd.
	2.625%, 05/19/22		250	250,086
(r)	3M Swap + 0.760%, FRN, 1.123%, 01/16/25	AUD	12,000	8,479,899
	3.700%, 11/16/25		1,300	1,311,660
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	33,650	21,725,676
Ω	4.250%, 04/21/26	AUD	8,000	5,950,098
Bank of New Zealand
Ω	1.000%, 03/03/26		750	676,527
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		14,375	12,942,893
Glencore Funding LLC
#Ω	4.625%, 04/29/24		9,283	9,393,181
Ω	1.625%, 04/27/26		2,300	2,081,840
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		2,631	2,624,540
National Australia Bank Ltd.
	2.500%, 05/22/22		1,635	1,635,984
(r)	3M Swap + 0.920%, FRN, 1.100%, 06/19/24	AUD	6,000	4,261,178
(r)	3M Swap + 0.770%, FRN, 1.180%, 01/21/25	AUD	22,600	15,983,118
#	3.375%, 01/14/26		8,197	8,156,731
National Australia Bank Ltd., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 1.145%, 09/26/23	AUD	6,000	4,261,853
(r)Ω	3M Swap + 1.040%, FRN, 1.120%, 02/26/24	AUD	2,500	1,779,531
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	14,700	10,739,076
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	1,500	1,063,906

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
South Australian Government Financing Authority
Ω	3.000%, 07/20/26	AUD	2,000	$1,404,659
Telstra Corp. Ltd.
	3.125%, 01/17/23		192	189,200
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	15,950	10,292,452
Westpac Banking Corp.
(r)Ω	3M Swap + 1.140%, FRN, 1.667%, 04/24/24	AUD	500	356,597
(r)Ω	3M Swap + 0.880%, FRN, 0.958%, 08/16/24	AUD	3,500	2,483,922
	2.850%, 05/13/26		8,700	8,458,424
	1.150%, 06/03/26		9,800	8,892,644
Ω	4.125%, 06/04/26	AUD	500	356,395

TOTAL AUSTRALIA				151,063,147

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		1,000	909,480

BELGIUM — (0.0%)
Dexia Credit Local SA
Ω	0.250%, 06/02/22	EUR	350	369,411

CANADA — (11.7%)
Bank of Montreal
	0.625%, 07/09/24		3,150	2,964,919
	2.280%, 07/29/24	CAD	5,750	4,331,489
	1.250%, 09/15/26		2,000	1,784,745
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)Ω	1.125%, 09/07/23	AUD	10,070	7,156,476
Bank of Nova Scotia (The)
Ω	1.750%, 12/23/22	GBP	3,500	4,393,366
	2.700%, 08/03/26		2,000	1,906,563
#	1.300%, 09/15/26		9,182	8,225,397
Canada Government International Bond
	0.750%, 05/19/26		4,000	3,656,730
Canadian Imperial Bank of Commerce
#	0.950%, 10/23/25		6,000	5,451,511
	1.250%, 06/22/26		12,500	11,161,584

101

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
	Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,568	$1,570,549
	3.900%, 02/01/25		559	559,680
	2.050%, 07/15/25		555	522,594
	CPPIB Capital, Inc.
Ω	1.250%, 03/04/25		5,000	4,763,381
Ω	0.875%, 09/09/26		25,000	22,691,866
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,232,795
	Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,018,880
	National Bank of Canada
	1.534%, 06/15/26	CAD	3,880	2,727,160
	Province of British Columbia Canada
	0.900%, 07/20/26		17,100	15,582,204
	Province of Ontario Canada
	0.625%, 01/21/26		3,800	3,465,790
	1.050%, 04/14/26		12,000	11,062,680
	1.350%, 09/08/26	CAD	16,000	11,531,359
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.950%, 08/21/23	CAD	8,600	6,715,853
	Province of Quebec Canada
	2.500%, 09/01/26	CAD	10,000	7,579,808
	Province of Quebec Canada,
(r)	Floating Rate Note 3M CDOR + 0.545%, FRN, 1.258%, 10/19/23	CAD	11,250	8,853,841
(r)	3M CDOR + 0.405%, FRN, 0.968%, 10/13/24	CAD	30,275	23,894,779
	Province of Saskatchewan Canada
	2.550%, 06/02/26	CAD	7,000	5,317,908
	PSP Capital, Inc.
	0.900%, 06/15/26	CAD	2,000	1,421,103
Ω	1.000%, 06/29/26		4,469	4,086,230
	Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,036,937
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	6,500	4,912,505
	0.875%, 01/20/26		2,000	1,794,416
	1.200%, 04/27/26		10,000	9,022,961
	Suncor Energy, Inc.
	3.100%, 05/15/25		2,000	1,961,862
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	555,309
	Toronto-Dominion Bank
	0.750%, 01/06/26		7,500	6,743,362
	1.200%, 06/03/26		6,300	5,679,224

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank (The)
	3.005%, 05/30/23	CAD	5,000	$3,887,479
Ω	0.625%, 07/20/23	EUR	7,300	7,713,135
Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	4,000	2,832,591

TOTAL CANADA				239,771,021

DENMARK — (0.1%)
Kommunekredit
Ω	0.500%, 01/28/26		1,425	1,295,426

FINLAND — (0.2%)
Nordea Bank Abp
	1.500%, 09/30/26		2,447	2,196,455
Ω	1.500%, 09/30/26		1,500	1,346,417

TOTAL FINLAND				3,542,872

FRANCE — (1.0%)
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		4,400	4,018,407
BNP Paribas SA
#Ω	2.950%, 05/23/22		2,500	2,502,232
BPCE SA
Ω	2.375%, 01/14/25		2,200	2,103,237
Ω	1.000%, 01/20/26		2,600	2,325,169
Caisse d’Amortissement de la Dette Sociale
Ω	0.625%, 02/18/26		1,000	911,250
Credit Agricole SA
Ω	4.125%, 01/10/27		1,000	985,727
Societe Generale SA
Ω	4.250%, 09/14/23		5,000	5,041,002
Ω	2.625%, 10/16/24		1,700	1,645,514
TotalEnergies Capital International SA
Ω	0.250%, 07/12/23	EUR	1,500	1,579,324

TOTAL FRANCE				21,111,862

GERMANY — (3.7%)
Bayer U.S. Finance II LLC
#Ω	3.375%, 07/15/24		5,000	4,973,275
Ω	4.250%, 12/15/25		7,700	7,729,311
BMW Finance NV
Ω	0.625%, 10/06/23	EUR	2,200	2,319,572
BMW U.S. Capital LLC
#Ω	3.450%, 04/12/23		2,000	2,014,878
Ω	3.450%, 04/01/27		10,000	9,834,461

102

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
Daimler Finance North America LLC
#Ω	3.300%, 05/19/25		2,231	$2,204,812
Ω	1.450%, 03/02/26		11,333	10,357,462
Kreditanstalt fuer Wiederaufbau
Ω	1.625%, 04/03/24	NOK	86,330	9,071,537
	0.625%, 01/22/26		7,700	7,056,749
	3.200%, 09/11/26	AUD	600	419,155
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	3,036,729
Landwirtschaftliche Rentenbank
Ω	4.750%, 05/06/26	AUD	2,000	1,482,699
NRW Bank
	1.050%, 03/31/26	AUD	580	370,845
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,000	3,648,565
Ω	2.350%, 10/15/26		3,500	3,308,240
State of North Rhine-Westphalia Germany
Ω	1.000%, 04/21/26		8,300	7,659,485
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	490,876

TOTAL GERMANY				75,978,651

IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		12,800	11,379,078
	4.450%, 04/03/26		150	146,413

TOTAL IRELAND				11,525,491

ITALY — (0.7%)
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	400,441
Ω	3.250%, 09/23/24		4,200	4,114,303
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	5,782,282
	2.375%, 10/17/24		3,961	3,858,410

TOTAL ITALY				14,155,436

JAPAN — (5.6%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		17,500	15,651,076

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Aircastle Ltd.
Ω	5.250%, 08/11/25		3,320	$3,311,720
	4.250%, 06/15/26		6,300	6,080,227
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	3,000	3,172,750
Mitsubishi UFJ Financial Group, Inc.
#	3.407%, 03/07/24		1,000	998,516
#	2.193%, 02/25/25		8,500	8,150,246
	1.412%, 07/17/25		2,500	2,305,358
	2.757%, 09/13/26		786	744,209
Mizuho Financial Group, Inc.
Ω	3.477%, 04/12/26		950	922,979
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		9,350	8,339,211
Nissan Motor Co. Ltd.
#Ω	3.522%, 09/17/25		2,900	2,799,944
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	581,026
	1.851%, 07/16/25		6,215	5,776,650
	1.653%, 07/14/26		5,528	4,962,538
NTT Finance Corp.
Ω	1.162%, 04/03/26		12,437	11,228,913
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		1,988	1,983,112
Sumitomo Mitsui Financial Group, Inc.
#	3.102%, 01/17/23		3,750	3,764,607
	2.696%, 07/16/24		6,500	6,370,344
	0.948%, 01/12/26		3,500	3,134,049
	2.632%, 07/14/26		3,000	2,841,688
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		3,200	3,099,915
	2.800%, 03/10/27		11,500	10,906,111
Toyota Credit Canada, Inc.
	2.350%, 07/18/22	CAD	3,000	2,338,653
	2.700%, 01/25/23	CAD	4,000	3,116,024
Toyota Motor Credit Corp.
	1.125%, 06/18/26		360	326,567
Toyota Motor Finance Netherlands BV
Ω	0.625%, 09/26/23	EUR	1,500	1,580,997

TOTAL JAPAN				114,487,430

NETHERLANDS — (0.8%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	1,500	1,055,983
Cooperatieve Rabobank UA
Ω	4.875%, 01/10/23	GBP	350	447,407
Ω	2.625%, 07/22/24		1,000	979,696

103

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
NETHERLANDS — (Continued)
ING Groep NV
#Ω	4.625%, 01/06/26		8,525	$8,598,697
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	964,450
Shell International Finance BV
	3.250%, 05/11/25		4,000	3,987,397

TOTAL NETHERLANDS				16,033,630

NEW ZEALAND — (0.9%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	18,915,450

NORWAY — (2.4%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,000	952,674
Equinor ASA
#	1.750%, 01/22/26		6,500	6,088,737
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	65,269
Ω	0.500%, 01/13/26		2,500	2,278,721
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	374,700	40,478,570

TOTAL NORWAY				49,863,971

SPAIN — (1.2%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,017,485
Santander Holdings USA, Inc.
	3.400%, 01/18/23		3,650	3,660,060
	3.500%, 06/07/24		1,550	1,540,455
#	3.244%, 10/05/26		6,000	5,704,843
Telefonica Emisiones SA
#	4.103%, 03/08/27		12,200	12,065,710

TOTAL SPAIN				24,988,553

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.5%)
African Development Bank
	0.875%, 03/23/26		10,500	9,681,304
	0.875%, 07/22/26		22,400	20,483,456
Asian Development Bank
	1.625%, 01/28/25	NZD	667	403,516
	0.800%, 11/06/25	AUD	15,650	10,110,320
	0.500%, 02/04/26		9,102	8,293,907
	1.000%, 04/14/26		2,000	1,848,540
	0.500%, 05/05/26	AUD	10,700	6,722,274
Asian Infrastructure Investment Bank
Ω	1.000%, 05/06/26	AUD	17,500	11,177,852

			Face
			Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
	0.500%, 01/28/26		20,000	$18,207,166
European Investment Bank
	1.500%, 01/26/24	NOK	50,000	5,257,944
	0.375%, 03/26/26		3,000	2,710,230
Inter-American Development Bank
Ω	2.750%, 10/30/25	AUD	1,000	692,204
	0.875%, 04/20/26		3,650	3,354,162
	4.250%, 06/11/26	AUD	21,500	15,618,480
	1.000%, 06/29/26	CAD	25,000	17,875,686
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,572	986,653
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	0.568%, 09/18/25		9,000	9,033,672
International Finance Corp.
	0.375%, 09/10/25	NZD	2,000	1,140,700
Ω	3.200%, 07/22/26	AUD	2,500	1,747,000
Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	7,912,936
#	0.500%, 01/21/26		2,000	1,820,767

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				155,078,769

SWEDEN — (1.1%)
Kommuninvest I Sverige AB
Ω	1.000%, 11/13/23	SEK	10,000	1,011,533
Skandinaviska Enskilda Banken AB
#Ω	1.200%, 09/09/26		5,250	4,720,871
Svenska Handelsbanken AB
Ω	2.750%, 12/05/22	GBP	2,000	2,524,649
Svenska Handelsbanken AB, Floating Rate Note, 3M Swap + 0.450%, FRN
(r)	0.568%, 03/04/26	AUD	5,000	3,459,193
Swedbank AB
Ω	0.250%, 11/07/22	EUR	4,400	4,652,234
Ω	1.625%, 12/28/22	GBP	5,000	6,271,785
Ω	0.400%, 08/29/23	EUR	250	262,969

TOTAL SWEDEN				22,903,234

104

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SWITZERLAND — (1.7%)
Credit Suisse Group AG
3.750%, 03/26/25		1,200	$1,176,306
# 4.550%, 04/17/26		9,150	9,124,433
Nestle Holdings, Inc.
Ω 0.625%, 01/15/26		6,000	5,428,495
Roche Holdings, Inc.
#Ω 0.991%, 03/05/26		7,209	6,596,698
UBS AG
#Ω 1.250%, 06/01/26		4,000	3,597,524
UBS Group AG
4.125%, 09/24/25		3,000	2,995,889
4.125%, 04/15/26		5,000	4,958,723

TOTAL SWITZERLAND			33,878,068

UNITED KINGDOM — (4.4%)
AstraZeneca PLC
0.700%, 04/08/26		4,000	3,577,122
Barclays PLC
4.375%, 01/12/26		11,400	11,360,294
BAT Capital Corp.
# 3.215%, 09/06/26		6,900	6,522,218
BAT International Finance PLC
#Ω 3.950%, 06/15/25		2,000	1,972,437
1.668%, 03/25/26		4,500	4,036,657
BP Capital Markets America, Inc.
3.119%, 05/04/26		1,244	1,214,110
BP Capital Markets PLC
3.814%, 02/10/24		709	715,193
CNH Industrial Capital LLC
4.200%, 01/15/24		210	212,553
HSBC Holdings PLC
# 3.600%, 05/25/23		775	780,768
4.300%, 03/08/26		500	500,613
3.900%, 05/25/26		9,500	9,355,537
Linde, Inc.
1.200%, 02/12/24	EUR	6,625	7,038,598
Lloyds Banking Group PLC
4.450%, 05/08/25		5,000	5,050,762
3.750%, 01/11/27		3,570	3,476,777
LSEGA Financing PLC
Ω 1.375%, 04/06/26		4,064	3,675,760
Mead Johnson Nutrition Co.
# 4.125%, 11/15/25		5,873	5,978,445
Nationwide Building Society
Ω 3.900%, 07/21/25		1,000	1,003,262
Ω 1.500%, 10/13/26		10,021	8,985,897
Ω 1.500%, 10/13/26		1,500	1,345,060
Natwest Group PLC
4.800%, 04/05/26		8,282	8,353,935
NatWest Markets PLC
Ω 0.800%, 08/12/24		700	655,144

	Face
	Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
Reynolds American, Inc.
4.450%, 06/12/25	1,500	$1,510,836
Standard Chartered PLC
#Ω 3.200%, 04/17/25	2,000	1,949,679
Ω 4.050%, 04/12/26	1,800	1,776,492

TOTAL UNITED KINGDOM		91,048,149

UNITED STATES — (37.8%)
AbbVie, Inc.
3.250%, 10/01/22	2,300	2,304,949
2.900%, 11/06/22	1,000	1,002,654
# 3.600%, 05/14/25	800	794,772
Aetna, Inc.
2.750%, 11/15/22	825	826,344
Aflac, Inc.
1.125%, 03/15/26	603	549,378
Albemarle Corp.
4.150%, 12/01/24	600	606,580
Amazon.com, Inc.
1.000%, 05/12/26	1,500	1,367,616
American Campus Communities Operating Partnership LP
3.300%, 07/15/26	600	591,479
American Express Co.
# 2.500%, 08/01/22	7,383	7,394,991
2.550%, 03/04/27	3,000	2,824,026
American Tower Corp.
1.600%, 04/15/26	5,500	4,997,657
3.375%, 10/15/26	3,000	2,881,188
3.125%, 01/15/27	6,600	6,230,725
Ameriprise Financial, Inc.
2.875%, 09/15/26	1,000	968,661
AmerisourceBergen Corp.
3.400%, 05/15/24	4,000	3,993,850
Amgen, Inc.
2.600%, 08/19/26	7,480	7,142,335
2.200%, 02/21/27	10,000	9,284,849
Anthem, Inc.
3.125%, 05/15/22	1,907	1,908,038
1.500%, 03/15/26	3,000	2,760,983
Aon Global Ltd.
3.500%, 06/14/24	200	200,262
Apple, Inc.
0.700%, 02/08/26	3,120	2,849,500
Ares Capital Corp.
3.250%, 07/15/25	4,860	4,627,618
3.875%, 01/15/26	9,750	9,360,298
2.150%, 07/15/26	1,000	886,971
Arizona Public Service Co.
3.150%, 05/15/25	3,842	3,774,589
Arrow Electronics, Inc.
# 3.250%, 09/08/24	1,400	1,384,210

105

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
AT&T, Inc.
3.000%, 06/30/22		620	$620,000
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,004,224
Avnet, Inc.
4.625%, 04/15/26		5,000	5,015,721
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	611,731
Bank of America Corp.
3.300%, 01/11/23		500	504,022
3.500%, 04/19/26		4,000	3,925,847
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	600	635,354
Boardwalk Pipelines LP
5.950%, 06/01/26		1,600	1,680,695
Boeing Co.
# 2.600%, 10/30/25		7,882	7,474,917
Boeing Co. (The)
# 2.800%, 03/01/23		3,300	3,285,877
3.100%, 05/01/26		1,000	945,810
2.250%, 06/15/26		154	140,759
Booking Holdings, Inc.
2.750%, 03/15/23		4,500	4,517,840
3.650%, 03/15/25		1,697	1,700,061
Broadcom, Inc.
4.250%, 04/15/26		4,000	4,141,130
Brown & Brown, Inc.
4.200%, 09/15/24		10,428	10,511,149
Bunge Ltd. Finance Corp.
3.000%, 09/25/22		3,000	3,009,318
# 1.630%, 08/17/25		400	371,204
Campbell Soup Co.
3.650%, 03/15/23		3,143	3,163,545
Capital One Financial Corp.
# 3.200%, 01/30/23		6,000	6,037,242
3.200%, 02/05/25		1,900	1,867,314
3.750%, 03/09/27		5,000	4,869,932
Cargill, Inc.
#Ω 0.750%, 02/02/26		900	812,654
Caterpillar Financial Services Corp.
# 2.625%, 03/01/23		500	499,966
Celanese U.S. Holdings LLC
1.400%, 08/05/26		15,673	13,901,018
CenterPoint Energy, Inc.
1.450%, 06/01/26		500	454,841
Chevron Corp.
# 2.954%, 05/16/26		4,100	4,009,262
Chevron USA, Inc.
0.687%, 08/12/25		1,000	919,092
Church & Dwight Co., Inc.
2.875%, 10/01/22		1,000	1,002,571
Cigna Corp.
3.750%, 07/15/23		1,084	1,093,243

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
1.250%, 03/15/26	11,000	$9,991,618
Citigroup, Inc.
3.875%, 10/25/23	530	537,534
3.700%, 01/12/26	2,000	1,977,760
# 3.400%, 05/01/26	6,000	5,847,494
3.200%, 10/21/26	4,000	3,855,494
Citizens Bank NA
# 3.700%, 03/29/23	8,178	8,222,941
CNA Financial Corp.
3.950%, 05/15/24	3,000	3,018,480
CNO Financial Group, Inc.
5.250%, 05/30/25	2,000	2,062,500
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,159	1,201,480
Comcast Corp.
# 3.375%, 08/15/25	15,000	14,948,473
Conagra Brands, Inc.
3.200%, 01/25/23	1,083	1,088,010
Constellation Brands, Inc.
# 3.200%, 02/15/23	1,706	1,708,964
Constellation Energy Generation LLC
3.250%, 06/01/25	4,000	3,919,337
Crown Castle International Corp.
1.050%, 07/15/26	4,000	3,531,679
2.900%, 03/15/27	10,000	9,362,596
CVS Health Corp.
3.500%, 07/20/22	2,500	2,502,503
# 2.750%, 12/01/22	2,500	2,506,264
Discover Bank
3.450%, 07/27/26	7,000	6,793,618
Discover Financial Services
3.750%, 03/04/25	250	249,900
# 4.500%, 01/30/26	3,838	3,883,301
Discovery Communications LLC
3.450%, 03/15/25	200	196,271
4.900%, 03/11/26	4,000	4,064,694
Dollar General Corp.
3.250%, 04/15/23	2,320	2,328,433
Dominion Energy, Inc.
3.300%, 03/15/25	1,400	1,387,739
Duke Energy Corp.
2.400%, 08/15/22	1,357	1,358,271
2.650%, 09/01/26	2,900	2,744,851
DXC Technology Co.
1.800%, 09/15/26	15,069	13,466,939
eBay, Inc.
2.750%, 01/30/23	417	417,454
Edison International
2.400%, 09/15/22	300	298,881
2.950%, 03/15/23	2,998	2,987,446
4.950%, 04/15/25	5,257	5,348,317

106

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Energy Transfer LP
3.450%, 01/15/23	53	$53,106
4.050%, 03/15/25	2,000	1,988,867
2.900%, 05/15/25	2,000	1,930,458
4.750%, 01/15/26	10,000	10,119,510
Enterprise Products Operating LLC
# 3.350%, 03/15/23	1,200	1,206,411
# 3.700%, 02/15/26	357	353,490
EOG Resources, Inc.
4.150%, 01/15/26	2,723	2,777,862
Equifax, Inc.
3.950%, 06/15/23	5,000	5,043,024
Equinix, Inc.
# 1.450%, 05/15/26	8,900	8,024,661
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	1,600	1,610,841
Expedia Group, Inc.
5.000%, 02/15/26	4,800	4,904,802
Exxon Mobil Corp.
3.043%, 03/01/26	3,000	2,952,598
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25	4,000	4,132,633
Fidelity National Information Services, Inc.
1.150%, 03/01/26	1,600	1,446,708
Fiserv, Inc.
3.200%, 07/01/26	850	823,205
Flex Ltd.
5.000%, 02/15/23	8,000	8,106,892
3.750%, 02/01/26	6,437	6,281,703
Franklin Resources, Inc.
# 2.850%, 03/30/25	1,700	1,675,329
GATX Corp.
3.850%, 03/30/27	850	837,885
General Dynamics Corp.
3.500%, 04/01/27	13,000	12,875,468
General Mills, Inc.
2.600%, 10/12/22	4,385	4,387,259
General Motors Co.
6.125%, 10/01/25	1,200	1,266,727
General Motors Financial Co., Inc.
3.250%, 01/05/23	500	502,066
# 2.750%, 06/20/25	6,300	6,036,891
1.250%, 01/08/26	7,290	6,522,615
Gilead Sciences, Inc.
3.650%, 03/01/26	12,700	12,613,625
Global Payments, Inc.
3.750%, 06/01/23	4,480	4,501,058
2.650%, 02/15/25	2,500	2,412,479
# 1.200%, 03/01/26	700	628,787
Goldman Sachs Group, Inc.
3.750%, 05/22/25	6,500	6,473,147
3.750%, 02/25/26	1,800	1,787,801

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Goldman Sachs Group, Inc. (The)
# 3.625%, 01/22/23	205	$206,537
Halliburton Co.
3.500%, 08/01/23	500	502,128
Harley-Davidson Financial Services, Inc.
Ω 2.550%, 06/09/22	2,924	2,924,850
Ω 3.350%, 02/15/23	500	500,046
Hewlett Packard Enterprise Co.
4.450%, 10/02/23	921	934,471
1.750%, 04/01/26	3,300	3,050,881
HP, Inc.
2.200%, 06/17/25	5,500	5,224,437
1.450%, 06/17/26	415	372,797
International Business Machines Corp.
3.300%, 05/15/26	11,000	10,845,982
Jabil, Inc.
1.700%, 04/15/26	9,974	8,997,411
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	2,000	2,056,938
JM Smucker Co.
3.500%, 03/15/25	1,000	997,231
John Deere Capital Corp.
2.700%, 01/06/23	2,000	2,011,054
JPMorgan Chase & Co.
# 3.250%, 09/23/22	2,422	2,435,879
3.300%, 04/01/26	1,500	1,465,408
3.200%, 06/15/26	9,500	9,259,817
Kellogg Co.
3.250%, 04/01/26	545	535,307
Kroger Co. (The)
2.800%, 08/01/22	500	500,490
Laboratory Corp. of America Holdings
4.000%, 11/01/23	5,000	5,069,928
1.550%, 06/01/26	2,000	1,824,954
Lazard Group LLC
3.750%, 02/13/25	1,000	998,691
Legg Mason, Inc.
4.750%, 03/15/26	17,000	17,581,199
Lennar Corp.
4.750%, 05/30/25	1,900	1,935,350
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	1,500	1,473,790
Marathon Petroleum Corp.
4.700%, 05/01/25	3,200	3,247,657
# 5.125%, 12/15/26	1,034	1,079,292
McDonald’s Corp.
# 3.700%, 01/30/26	1,800	1,804,350

107

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
McKesson Corp.
# 2.700%, 12/15/22	2,451	$2,455,327
2.850%, 03/15/23	1,220	1,222,265
# 1.300%, 08/15/26	4,391	3,942,688
Merck & Co., Inc.
0.750%, 02/24/26	4,000	3,640,566
Micron Technology, Inc.
# 4.185%, 02/15/27	5,000	4,963,290
Morgan Stanley
3.125%, 01/23/23	5,400	5,421,250
4.000%, 07/23/25	1,000	999,034
Morgan Stanley Domestic Holdings, Inc.
2.950%, 08/24/22	8,280	8,294,251
Mosaic Co. (The)
3.250%, 11/15/22	1,000	1,003,865
MPLX LP
4.875%, 12/01/24	1,330	1,355,478
1.750%, 03/01/26	6,900	6,301,636
Mylan, Inc.
4.200%, 11/29/23	200	201,673
National Rural Utilities Cooperative Finance Corp.
# 1.000%, 06/15/26	1,800	1,614,095
National Securities Clearing Corp.
Ω 0.750%, 12/07/25	500	454,766
NetApp, Inc.
3.250%, 12/15/22	2,000	2,005,729
Nucor Corp.
2.000%, 06/01/25	2,000	1,913,403
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600%, 04/15/26	2,250	2,225,133
ONEOK, Inc.
5.850%, 01/15/26	10,000	10,531,052
Oracle Corp.
2.500%, 10/15/22	2,000	2,000,838
2.500%, 04/01/25	5,200	4,958,865
1.650%, 03/25/26	9,000	8,131,431
PACCAR Financial Corp.
2.650%, 05/10/22	4,750	4,751,759
Paramount Global
4.750%, 05/15/25	3,654	3,743,880
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.250%, 01/17/23	822	829,669
Ω 4.125%, 08/01/23	700	704,898
Ω 4.000%, 07/15/25	341	339,628
Ω 1.200%, 11/15/25	4,000	3,630,678
Ω 4.450%, 01/29/26	1,572	1,577,004

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Perrigo Finance Unlimited Co.
3.900%, 12/15/24	500	$491,937
Philip Morris International, Inc.
2.375%, 08/17/22	200	200,347
# 2.750%, 02/25/26	3,736	3,616,532
0.875%, 05/01/26	1,000	897,693
Phillips 66 Partners LP
2.450%, 12/15/24	3,393	3,277,325
3.605%, 02/15/25	3,333	3,304,980
PPG Industries, Inc.
1.200%, 03/15/26	5,374	4,895,541
Principal Financial Group, Inc.
3.300%, 09/15/22	1,516	1,522,799
3.125%, 05/15/23	890	892,847
Public Storage
0.875%, 02/15/26	1,000	904,071
PulteGroup, Inc.
5.500%, 03/01/26	1,000	1,043,387
# 5.000%, 01/15/27	1,500	1,540,816
Raytheon Technologies Corp.
3.950%, 08/16/25	1,000	1,010,963
# 3.500%, 03/15/27	2,755	2,718,216
Realty Income Corp.
4.125%, 10/15/26	2,000	2,018,103
3.000%, 01/15/27	2,500	2,398,516
Reinsurance Group of America, Inc.
4.700%, 09/15/23	4,600	4,676,103
Roper Technologies, Inc.
3.800%, 12/15/26	116	115,190
Ross Stores, Inc.
4.600%, 04/15/25	1,000	1,022,135
Royalty Pharma PLC
1.200%, 09/02/25	3,372	3,061,487
Ryder System, Inc.
2.875%, 06/01/22	383	383,484
3.400%, 03/01/23	1,200	1,207,396
4.625%, 06/01/25	1,000	1,016,057
Schlumberger Holdings Corp.
#Ω 4.000%, 12/21/25	10,000	10,028,012
Sherwin-Williams Co. (The)
2.750%, 06/01/22	207	207,133
Simon Property Group LP
3.300%, 01/15/26	600	589,807
Southwest Airlines Co.
4.750%, 05/04/23	1,000	1,017,438
5.250%, 05/04/25	5,945	6,145,466
Southwestern Electric Power Co.
# 1.650%, 03/15/26	7,381	6,797,818
Spirit Realty LP
3.200%, 01/15/27	15,000	14,292,183

108

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CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Steel Dynamics, Inc.
2.400%, 06/15/25		100	$95,431
Sysco Corp.
# 3.300%, 07/15/26		5,029	4,903,139
Truist Bank
1.500%, 03/10/25		2,000	1,896,891
4.050%, 11/03/25		10,000	10,178,997
United Parcel Service, Inc.
2.450%, 10/01/22		300	300,753
UnitedHealth Group, Inc.
# 1.150%, 05/15/26		500	455,835
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		9,900	9,611,896
Valero Energy Corp.
2.850%, 04/15/25		539	524,297
Ventas Realty LP
2.650%, 01/15/25		800	774,634
4.125%, 01/15/26		2,000	2,008,554
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	999,040
1.450%, 03/20/26		5,800	5,315,785
VF Corp.
2.400%, 04/23/25		6,253	6,048,199
Visa, Inc.
3.150%, 12/14/25		571	566,983
VMware, Inc.
1.400%, 08/15/26		12,325	11,047,256
Vornado Realty LP
# 2.150%, 06/01/26		11,500	10,477,613
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	664,493
Walt Disney Co.
# 1.750%, 01/13/26		2,638	2,472,999
Waste Management, Inc.
2.400%, 05/15/23		200	199,175
Wells Fargo & Co.
3.550%, 09/29/25		800	793,665
3.000%, 04/22/26		10,840	10,432,091
2.975%, 05/19/26	CAD	1,000	740,567
Western Union Co. (The)
1.350%, 03/15/26		11,347	10,280,687

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Whirlpool Corp.
3.700%, 03/01/23	2,170	$2,186,620
Williams Cos., Inc. (The)
3.700%, 01/15/23	3,190	3,204,368
3.900%, 01/15/25	2,161	2,155,966
Zimmer Biomet Holdings, Inc.
# 3.050%, 01/15/26	2,000	1,937,077
Zoetis, Inc.
# 3.250%, 02/01/23	2,476	2,485,199

TOTAL UNITED STATES		777,431,030

TOTAL BONDS		1,824,351,081

U.S. TREASURY OBLIGATIONS — (9.4%)
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/26	15,777	16,256,465
U.S. Treasury Note
0.250%, 06/15/24	7,000	6,638,789
U.S. Treasury Notes
0.250%, 03/15/24	10,000	9,558,203
0.250%, 05/15/24	15,000	14,264,648
0.625%, 10/15/24	13,000	12,320,547
0.750%, 11/15/24	7,000	6,639,063
0.250%, 06/30/25	100,000	91,984,375
0.250%, 08/31/25	38,000	34,778,906
0.250%, 10/31/25	2,000	1,821,953

TOTAL U.S. TREASURY OBLIGATIONS		194,262,949

TOTAL INVESTMENT SECURITIES (Cost $2,146,119,381)		2,018,614,030

	Shares
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	3,189,740	36,895,720

TOTAL INVESTMENTS — (100.0%) (Cost $2,183,016,517)		$2,055,509,750

109

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CONTINUED

As of April 30, 2022, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	141,876,429	AUD	199,127,887	ANZ Securities	05/02/22	$1,182,620
NOK	592,642,713	USD	62,782,583	Barclays Capital	05/03/22	403,321
USD	67,295,685	NOK	592,642,713	State Street Bank and Trust	05/03/22	4,109,780
USD	21,656,774	NZD	31,803,298	HSBC Bank	05/18/22	1,123,932
USD	59,919,773	CAD	75,069,900	State Street Bank and Trust	05/26/22	1,485,691
USD	22,224,913	AUD	31,179,631	HSBC Bank	06/02/22	183,108
USD	58,189,539	CAD	72,496,834	Bank of New York	06/06/22	1,759,367
USD	135,164,197	AUD	190,899,880	HSBC Bank	06/06/22	201,583
USD	14,431,468	EUR	13,169,999	State Street Bank and Trust	07/06/22	494,187
USD	16,140,440	EUR	14,835,209	State Street Bank and Trust	07/13/22	434,225
USD	1,069,558	SEK	10,043,946	Societe Generale	07/20/22	44,295

Total Appreciation						$11,422,109

AUD	2,532,885	USD	1,873,666	ANZ Securities	05/02/22	$(84,056)
AUD	3,039,686	USD	2,276,242	Bank of New York	05/02/22	(128,551)
AUD	2,460,998	USD	1,773,284	Citibank, N.A.	05/02/22	(34,466)
AUD	191,094,318	USD	135,227,894	HSBC Bank	05/02/22	(210,203)
CAD	5,533,001	USD	4,311,855	HSBC Bank	05/26/22	(4,992)
CAD	2,117,976	USD	1,658,739	Morgan Stanley and Co. International	05/26/22	(10,116)
USD	13,762,173	GBP	10,977,437	HSBC Bank	07/26/22	(46,391)
USD	63,046,444	NOK	594,838,424	Barclays Capital	07/27/22	(403,977)

Total (Depreciation)						$(922,752)

Total Appreciation (Depreciation)						$10,499,357

As of April 30, 2022, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.645%	Fixed	CPI	Maturity	USD	24,000,000	03/28/27	—	—	$54,826	$54,826
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	1,039,380	1,039,380
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	777,043	777,043
Bank of America Corp.	2.933%	Fixed	CPI	Maturity	USD	48,000,000	08/17/23	—	—	2,886,423	2,886,423
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,280,064	1,280,064
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,429,443	1,429,443
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,928,158	2,928,158
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	54,000,000	07/29/26	—	—	4,436,716	4,436,716
Bank of America Corp.	2.712%	Fixed	CPI	Maturity	USD	25,000,000	06/07/26	—	—	2,312,982	2,312,982
Bank of America Corp.	2.699%	Fixed	CPI	Maturity	USD	24,000,000	07/27/26	—	—	2,025,652	2,025,652

110

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.608%	Fixed	CPI	Maturity	USD	44,000,000	06/17/26	—	—	$4,215,703	$4,215,703
Bank of America Corp.	2.602%	Fixed	CPI	Maturity	USD	60,000,000	07/09/26	—	—	5,536,981	5,536,981
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	3,213,921	3,213,921
Bank of America Corp.	2.580%	Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	2,828,662	2,828,662
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	4,685,731	4,685,731
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	1,727,821	1,727,821
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	2,146,513	2,146,513
Bank of America Corp.	1.598%	Fixed	CPI	Maturity	USD	42,000,000	07/23/23	—	—	5,375,703	5,375,703
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,869,353	5,869,353
Citibank, N.A	5.640%	Fixed	CPI	Maturity	USD	40,000,000	03/15/23	—	—	159,027	159,027
Citibank, N.A	4.010%	Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	1,165,172	1,165,172
Citibank, N.A	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	573,019	573,019
Citibank, N.A	3.849%	Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	182,076	182,076
Citibank, N.A	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	391,463	391,463
Citibank, N.A	3.726%	Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	796,526	796,526
Citibank, N.A	3.590%	Fixed	CPI	Maturity	USD	28,000,000	10/29/23	—	—	1,164,237	1,164,237
Citibank, N.A	3.546%	Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	1,272,811	1,272,811
Citibank, N.A	3.361%	Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	1,710,384	1,710,384
Citibank, N.A	3.298%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	727,983	727,983
Citibank, N.A	3.255%	Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	2,732,612	2,732,612
Citibank, N.A	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,703,025	1,703,025
Citibank, N.A	2.965%	Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	1,119,522	1,119,522
Citibank, N.A	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	3,187,901	3,187,901
Citibank, N.A	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	2,068,310	2,068,310
Citibank, N.A	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	1,921,440	1,921,440
Citibank, N.A	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	2,211,669	2,211,669
Citibank, N.A	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,399,004	2,399,004
Citibank, N.A	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,299,451	4,299,451
Deutsche Bank AG	3.488%	Fixed	CPI	Maturity	USD	59,000,000	04/22/27	—	—	352,159	352,159
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,437,169	1,437,169
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	1,121,301	1,121,301
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	808,333	808,333
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	2,144,193	2,144,193
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	970,252	970,252
Deutsche Bank AG	2.860%	Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	1,682,326	1,682,326
Deutsche Bank AG	2.778%	Fixed	CPI	Maturity	USD	36,000,000	05/07/26	—	—	3,333,788	3,333,788
Deutsche Bank AG	2.748%	Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	2,333,691	2,333,691
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,879,755	2,879,755
Deutsche Bank AG	2.710%	Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	2,551,036	2,551,036

111

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.698%	Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	$2,973,915	$2,973,915
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	2,282,685	2,282,685
Deutsche Bank AG	2.623%	Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	3,616,361	3,616,361
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,824,754	3,824,754
Deutsche Bank AG	2.508%	Fixed	CPI	Maturity	USD	40,000,000	04/12/26	—	—	4,307,194	4,307,194
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	5,078,317	5,078,317
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	2,258,026	2,258,026
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,941,286	4,941,286
Deutsche Bank AG	2.186%	Fixed	CPI	Maturity	USD	28,000,000	01/15/23	—	—	2,529,049	2,529,049
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	2,337,868	2,337,868
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,302,721	3,302,721
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	5,140,889	5,140,889
Morgan Stanley and Co. International	3.665%	Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	1,070,221	1,070,221

Total Appreciation										$147,833,996	$147,833,996

Total Appreciation (Depreciation)										$147,833,996	$147,833,996

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$151,063,147	—	$151,063,147
Austria	—	909,480	—	909,480
Belgium	—	369,411	—	369,411
Canada	—	239,771,021	—	239,771,021
Denmark	—	1,295,426	—	1,295,426
Finland	—	3,542,872	—	3,542,872
France	—	21,111,862	—	21,111,862
Germany	—	75,978,651	—	75,978,651
Ireland	—	11,525,491	—	11,525,491
Italy	—	14,155,436	—	14,155,436
Japan	—	114,487,430	—	114,487,430
Netherlands	—	16,033,630	—	16,033,630
New Zealand	—	18,915,450	—	18,915,450
Norway	—	49,863,971	—	49,863,971
Spain	—	24,988,553	—	24,988,553
Supranational Organization Obligations	—	155,078,769	—	155,078,769

112

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$22,903,234	—	$22,903,234
Switzerland	—	33,878,068	—	33,878,068
United Kingdom	—	91,048,149	—	91,048,149
United States	—	777,431,030	—	777,431,030
U.S. Treasury Obligations	—	194,262,949	—	194,262,949
Securities Lending Collateral	—	36,895,720	—	36,895,720
Forward Currency Contracts**	—	10,499,357	—	10,499,357
Swap Agreements**	—	147,833,996	—	147,833,996

TOTAL	—	$2,213,843,103	—	$2,213,843,103

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

113

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (9.9%)
Federal National Mortgage Association
2.000%, 05/17/37 TBA		3,977	$3,726,132
2.500%, 05/17/37 TBA		4,709	4,505,740
2.000%, 05/12/52 TBA		5,322	4,694,378
2.500%, 05/12/52 TBA		6,489	5,919,397
3.000%, 05/12/52 TBA		8,364	7,886,349
Government National Mortgage Association
2.500%, 05/19/52 TBA		3,541	3,285,500
3.000%, 05/19/52 TBA		3,034	2,892,023

TOTAL AGENCY OBLIGATIONS			32,909,519

BONDS — (90.0%)
AUSTRALIA — (6.6%)
Australia & New Zealand Banking Group Ltd.
Ω 0.750%, 09/29/26	EUR	2,000	2,028,306
Australia Government Bond
Ω 1.000%, 11/21/31	AUD	650	379,221
Commonwealth Bank of Australia
Ω 1.875%, 09/15/31		1,200	996,325
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		1,150	1,089,625
Glencore Funding LLC
Ω 2.500%, 09/01/30		600	503,839
Ω 2.850%, 04/27/31		500	427,130
Macquarie Group Ltd.
Ω 0.350%, 03/03/28	EUR	500	462,986
National Australia Bank Ltd.
Ω 1.375%, 08/30/28	EUR	200	203,313
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	3,100	1,943,597
Ω 1.500%, 02/20/32	AUD	5,860	3,446,477
Queensland Treasury Corp.
Ω 1.500%, 08/20/32	AUD	1,700	988,533
South Australian Government Financing Authority
Ω 1.750%, 05/24/32	AUD	1,200	718,524
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	900	673,918
2.250%, 09/15/33	AUD	500	307,525
2.250%, 11/20/34	AUD	4,090	2,462,223
2.000%, 09/17/35	AUD	1,400	804,719

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
Ω 1.125%, 09/05/27	EUR	730	$740,677
2.150%, 06/03/31		2,600	2,219,176
Westpac Securities NZ Ltd.
Ω 0.100%, 07/13/27	EUR	1,880	1,796,459

TOTAL AUSTRALIA			22,192,573

AUSTRIA — (0.1%)
JAB Holdings BV
Ω 2.000%, 05/18/28	EUR	500	508,690

BELGIUM — (0.7%)
Anheuser-Busch InBev SA/NV
Ω 2.000%, 03/17/28	EUR	470	492,953
Dexia Credit Local SA
Ω 0.000%, 01/21/28	EUR	800	774,161
Euroclear Investments SA
Ω 1.125%, 12/07/26	EUR	900	925,034

TOTAL BELGIUM			2,192,148

CANADA — (13.2%)
Bank of Nova Scotia
2.450%, 02/02/32		1,000	848,488
Brookfield Finance, Inc.
4.850%, 03/29/29		600	614,817
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	447,857
Cenovus Energy, Inc.
4.400%, 04/15/29		400	396,295
CI Financial Corp.
3.200%, 12/17/30		1,000	846,515
CPPIB Capital, Inc.
Ω 1.125%, 12/14/29	GBP	2,350	2,722,550
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	488,651
ITC Holdings Corp.
Ω 2.950%, 05/14/30		1,000	903,486
Province of Alberta Canada
3.600%, 04/11/28	AUD	500	344,237
2.050%, 06/01/30	CAD	3,000	2,094,851
1.650%, 06/01/31	CAD	4,900	3,245,828
Province of British Columbia Canada
1.550%, 06/18/31	CAD	6,300	4,137,163
5.400%, 06/18/35	CAD	800	729,786

114

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Manitoba Canada
2.050%, 06/02/30	CAD	1,200	$834,774
2.050%, 06/02/31	CAD	5,790	3,956,706
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	5,650	3,900,398
5.800%, 06/01/33	CAD	500	460,954
Province of Ontario Canada
2.150%, 06/02/31	CAD	1,300	898,560
5.600%, 06/02/35	CAD	3,500	3,234,636
4.600%, 06/02/39	CAD	600	510,363
Province of Quebec Canada
1.900%, 09/01/30	CAD	3,200	2,201,303
1.500%, 09/01/31	CAD	3,100	2,018,445
5.000%, 12/01/38	CAD	400	356,128
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	3,000	2,114,163
2.150%, 06/02/31	CAD	4,500	3,107,282
Suncor Energy, Inc.
5.950%, 05/15/35		133	143,312
Toronto-Dominion Bank
3.200%, 03/10/32		1,500	1,368,071
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,000	988,444

TOTAL CANADA			43,914,063

DENMARK — (0.6%)
Denmark Government Bond
0.000%, 11/15/31	DKK	15,000	1,895,403

FINLAND — (3.0%)
Nokia Oyj
4.375%, 06/12/27		900	873,000
Nordea Bank Abp
Ω 0.500%, 05/14/27	EUR	3,780	3,748,729
OP Corporate Bank PLC
Ω 0.100%, 11/16/27	EUR	5,600	5,335,263

TOTAL FINLAND			9,956,992

FRANCE — (2.7%)
Banque Federative du Credit Mutuel SA
Ω 1.250%, 06/03/30	EUR	500	469,039
BNP Paribas SA
Ω 1.375%, 05/28/29	EUR	500	485,355
Ω 1.250%, 07/13/31	GBP	400	405,689
BPCE SA
Ω 2.700%, 10/01/29		1,500	1,333,632
Ω 0.250%, 01/14/31	EUR	500	436,621
Electricite de France SA
Ω 6.125%, 06/02/34	GBP	300	452,674
SNCF Reseau
Ω 5.250%, 12/07/28	GBP	750	1,112,212
Ω 5.250%, 01/31/35	GBP	650	1,045,160

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Societe Generale SA
Ω 0.750%, 01/25/27	EUR	500	$484,904
Societe Nationale SNCF SA
Ω 1.500%, 02/02/29	EUR	900	948,088
TotalEnergies Capital International SA
Ω 1.405%, 09/03/31	GBP	1,000	1,097,012
Vinci SA
Ω 2.750%, 09/15/34	GBP	700	838,268

TOTAL FRANCE			9,108,654

GERMANY — (1.4%)
Bayer Capital Corp. BV
Ω 2.125%, 12/15/29	EUR	500	511,982
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30		1,000	993,430
Deutsche Bank AG
Ω 1.750%, 01/17/28	EUR	400	391,845
Deutsche Telekom AG
Ω 3.125%, 02/06/34	GBP	320	388,944
E.ON International Finance BV
6.375%, 06/07/32	GBP	250	390,623
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		750	609,580
Grand City Properties SA
Ω 0.125%, 01/11/28	EUR	900	793,530
Mercedes-Benz International Finance BV
Ω 0.625%, 05/06/27	EUR	500	500,447

TOTAL GERMANY			4,580,381

ITALY — (0.6%)
Intesa Sanpaolo SpA
Ω 2.500%, 01/15/30	GBP	400	452,904
UniCredit SpA
Ω 1.800%, 01/20/30	EUR	800	752,424
Ω 1.625%, 01/18/32	EUR	1,000	898,037

TOTAL ITALY			2,103,365

JAPAN — (2.5%)
Aircastle Ltd.
Ω 2.850%, 01/26/28		400	349,135
Japan Government Twenty Year Bond
2.100%, 09/20/28	JPY	106,000	921,822
1.800%, 09/20/31	JPY	60,000	530,002
1.500%, 03/20/34	JPY	70,000	611,361
1.200%, 09/20/35	JPY	40,000	339,144

115

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		1,000	$918,824
Mizuho Financial Group, Inc.
Ω 0.402%, 09/06/29	EUR	1,000	909,293
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		1,450	1,358,734
Nomura Holdings, Inc.
2.172%, 07/14/28		1,000	870,440
Sumitomo Mitsui Financial Group, Inc.
2.724%, 09/27/29		1,000	890,399
2.222%, 09/17/31		1,000	827,240

TOTAL JAPAN			8,526,394

NETHERLANDS — (2.3%)
Allianz Finance II BV
Ω 1.500%, 01/15/30	EUR	900	917,430
Cooperatieve Rabobank UA
4.550%, 08/30/29	GBP	700	967,138
CTP NV
Ω 1.250%, 06/21/29	EUR	260	229,672
Ω 1.500%, 09/27/31	EUR	1,000	828,332
Digital Dutch Finco BV
Ω 1.000%, 01/15/32	EUR	1,000	832,752
ING Groep NV
Ω 2.000%, 09/20/28	EUR	500	511,099
Nederlandse Waterschapsbank NV
Ω 3.300%, 05/02/29	AUD	500	342,115
Shell International Finance BV
Ω 0.125%, 11/08/27	EUR	850	824,520
Ω 1.250%, 05/12/28	EUR	1,050	1,073,765
Ω 1.000%, 12/10/30	GBP	1,000	1,064,681

TOTAL NETHERLANDS			7,591,504

NEW ZEALAND — (0.6%)
New Zealand Government Bond
Ω 3.500%, 04/14/33	NZD	2,950	1,875,609

NORWAY — (0.4%)
Kommunalbanken AS
0.600%, 06/01/26	AUD	2,086	1,308,961

SINGAPORE — (0.6%)
Singapore Government Bond
2.875%, 09/01/30	SGD	2,550	1,890,903

SPAIN — (0.6%)
Banco Santander SA
1.849%, 03/25/26		600	545,315

		Face Amount^	Value†
		(000)
SPAIN — (Continued)
Merlin Properties Socimi SA
Ω 2.375%, 09/18/29	EUR	900	$898,384
SP Transmission PLC
Ω 2.000%, 11/13/31	GBP	435	494,382

TOTAL SPAIN			1,938,081

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.5%)
Asian Development Bank
2.350%, 06/21/27	JPY	420,000	3,618,845
Inter-American Development Bank
1.000%, 08/04/28	AUD	2,000	1,194,794
International Bank for Reconstruction & Development
1.100%, 11/18/30	AUD	1,000	564,498
5.750%, 06/07/32	GBP	982	1,620,525
International Finance Corp.
Ω 3.150%, 06/26/29	AUD	300	203,626
1.500%, 04/15/35	AUD	2,500	1,314,291

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			8,516,579

SWITZERLAND — (0.8%)
Credit Suisse Group AG
4.550%, 04/17/26		700	698,044
Nestle Finance International Ltd.
Ω 0.125%, 11/12/27	EUR	600	589,086
Nestle Holdings, Inc.
Ω 1.375%, 06/23/33	GBP	800	865,060
Novartis Capital Corp.
2.200%, 08/14/30		600	533,720

TOTAL SWITZERLAND			2,685,910

UNITED KINGDOM — (4.2%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		900	733,944
AstraZeneca PLC
4.000%, 01/17/29		600	602,956
Barclays PLC
3.250%, 01/17/33	GBP	600	704,382
BAT International Finance PLC
Ω 2.250%, 06/26/28	GBP	400	441,544
Ω 2.250%, 01/16/30	EUR	500	469,365
BAT Netherlands Finance BV
Ω 3.125%, 04/07/28	EUR	100	103,671
British Telecommunications PLC
Ω 3.125%, 11/21/31	GBP	560	665,878

116

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Centrica PLC
Ω 4.375%, 03/13/29	GBP	400	$530,968
CNH Industrial Finance Europe SA
Ω 1.750%, 03/25/27	EUR	500	514,833
Experian Finance PLC
Ω 2.750%, 03/08/30		1,000	902,682
HSBC Holdings PLC
Ω 2.625%, 08/16/28	GBP	400	475,336
Lloyds Banking Group PLC
4.550%, 08/16/28		1,000	996,788
National Grid Gas PLC
Ω 1.125%, 01/14/33	GBP	656	631,443
Nationwide Building Society
Ω 0.250%, 09/14/28	EUR	1,000	926,158
Network Rail Infrastructure Finance PLC
Ω 4.375%, 12/09/30	GBP	600	887,300
Prudential PLC
3.125%, 04/14/30		1,000	923,129
3.625%, 03/24/32		1,000	933,046
Southern Gas Networks PLC
Ω 1.250%, 12/02/31	GBP	1,250	1,291,524
Standard Chartered PLC
Ω 4.050%, 04/12/26		600	592,164
Vodafone Group PLC
Ω 1.625%, 11/24/30	EUR	470	469,652
6.150%, 02/27/37		200	220,939

TOTAL UNITED KINGDOM			14,017,702

UNITED STATES — (46.6%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		1,300	1,051,010
AbbVie, Inc.
2.625%, 11/15/28	EUR	450	489,431
Activision Blizzard, Inc.
#@ 1.350%, 09/15/30		750	610,516
Advance Auto Parts, Inc.
3.900%, 04/15/30		1,450	1,372,970
3.500%, 03/15/32		270	241,915
AECOM
5.125%, 03/15/27		750	741,562
Allstate Corp. (The)
5.950%, 04/01/36		1,400	1,593,149
Ally Financial, Inc.
8.000%, 11/01/31		300	356,884
Altria Group, Inc.
3.400%, 05/06/30		900	806,140
Amazon.com, Inc.
1.650%, 05/12/28		1,200	1,066,997

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Campus Communities Operating Partnership LP
3.875%, 01/30/31		650	$657,717
American Tower Corp.
3.950%, 03/15/29		800	760,086
1.000%, 01/15/32	EUR	500	434,598
American Water Capital Corp.
3.450%, 06/01/29		600	573,956
Amgen, Inc.
Ω 4.000%, 09/13/29	GBP	356	472,577
Anthem, Inc.
2.875%, 09/15/29		650	595,852
Apple, Inc.
3.200%, 05/11/27		2,000	1,970,750
2.200%, 09/11/29		1,000	907,746
Ares Capital Corp.
3.200%, 11/15/31		300	239,689
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	976,769
Ashland LLC
Ω 3.375%, 09/01/31		1,400	1,211,000
Assurant, Inc.
2.650%, 01/15/32		1,000	814,367
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		1,000	886,369
AT&T, Inc.
4.350%, 03/01/29		600	605,725
Atmos Energy Corp.
1.500%, 01/15/31		750	609,522
AutoNation, Inc.
2.400%, 08/01/31		1,500	1,213,356
3.850%, 03/01/32		500	451,053
Avnet, Inc.
4.625%, 04/15/26		700	702,201
3.000%, 05/15/31		555	474,830
Ball Corp.
5.250%, 07/01/25		500	512,500
2.875%, 08/15/30		400	336,360
Bath & Body Works, Inc.
5.250%, 02/01/28		600	576,000
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	310,000	2,274,415
0.472%, 01/23/32	JPY	200,000	1,470,561
Biogen, Inc.
2.250%, 05/01/30		700	585,169
Black Hills Corp.
2.500%, 06/15/30		1,000	867,979
Block, Inc.
Ω 3.500%, 06/01/31		900	753,750
Boardwalk Pipelines LP
3.600%, 09/01/32		100	88,390

117

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Boeing Co.
3.200%, 03/01/29		1,000	$899,774
Booking Holdings, Inc.
3.550%, 03/15/28		600	585,297
Boston Properties LP
3.250%, 01/30/31		700	635,215
Boston Scientific Corp.
0.625%, 12/01/27	EUR	800	777,735
Broadcom, Inc.
Ω 3.187%, 11/15/36		550	434,241
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		650	634,603
Capital One Financial Corp.
1.650%, 06/12/29	EUR	500	481,952
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	1,000	896,043
Centene Corp.
3.000%, 10/15/30		800	696,000
Chevron Corp.
2.236%, 05/11/30		1,100	980,090
Chevron USA, Inc.
3.850%, 01/15/28		1,500	1,511,301
3.250%, 10/15/29		3,100	2,982,480
Cigna Corp.
4.375%, 10/15/28		600	601,954
Citigroup, Inc.
Ω 1.625%, 03/21/28	EUR	1,000	1,012,624
Citrix Systems, Inc.
3.300%, 03/01/30		1,225	1,208,017
Clorox Co.
1.800%, 05/15/30		700	582,019
Comcast Corp.
5.500%, 11/23/29	GBP	350	513,063
Conagra Brands, Inc.
5.300%, 11/01/38		1,000	994,732
ConocoPhillips
6.500%, 02/01/39		300	370,594
Continental Resources, Inc.
4.375%, 01/15/28		1,000	974,720
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	630,711
Crown Castle International Corp.
3.800%, 02/15/28		600	577,607
CVS Health Corp.
3.250%, 08/15/29		650	605,426
DCP Midstream Operating LP
5.375%, 07/15/25		500	502,500
5.625%, 07/15/27		217	220,173
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	578,344
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		500	417,506

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Discover Bank
4.650%, 09/13/28		600	$599,720
Discovery Communications LLC
1.900%, 03/19/27	EUR	900	914,098
Dow Chemical Co. (The)
1.125%, 03/15/32	EUR	267	243,378
DPL, Inc.
4.350%, 04/15/29		1,000	915,000
Duke Energy Corp.
3.300%, 06/15/41		1,000	809,091
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32		1,000	844,629
DXC Technology Co.
2.375%, 09/15/28		800	695,554
eBay, Inc.
1.400%, 05/10/26		488	444,148
Edison International
4.125%, 03/15/28		650	626,210
Energy Transfer LP
3.750%, 05/15/30		750	690,980
EnerSys
Ω 4.375%, 12/15/27		1,000	927,500
EOG Resources, Inc.
4.375%, 04/15/30		1,000	1,027,762
EPR Properties
3.750%, 08/15/29		1,000	885,471
EQM Midstream Partners LP
Ω 6.000%, 07/01/25		500	495,525
Equinix, Inc.
2.150%, 07/15/30		700	580,414
ERP Operating LP
4.150%, 12/01/28		600	599,913
Expedia Group, Inc.
3.250%, 02/15/30		650	579,821
FedEx Corp.
3.250%, 05/15/41		600	480,196
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	500	511,971
FirstEnergy Corp.
2.650%, 03/01/30		600	508,818
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		500	442,758
Flowserve Corp.
2.800%, 01/15/32		2,000	1,646,874
Ford Motor Credit Co. LLC
4.134%, 08/04/25		350	336,000
2.900%, 02/16/28		250	214,375
5.113%, 05/03/29		650	615,875
Fox Corp.
4.709%, 01/25/29		900	905,401
5.476%, 01/25/39		800	828,139

118

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Franklin Resources, Inc.
1.600%, 10/30/30		1,000	$809,597
GATX Corp.
4.700%, 04/01/29		600	609,391
3.500%, 06/01/32		500	452,950
General Motors Financial Co., Inc.
5.650%, 01/17/29		600	616,966
Global Payments, Inc.
3.200%, 08/15/29		1,500	1,364,476
GLP Capital LP/GLP Financing II, Inc.
5.750%, 06/01/28		200	209,718
4.000%, 01/15/30		600	558,048
Goldman Sachs Group, Inc.
Ω 3.125%, 07/25/29	GBP	400	486,364
Goldman Sachs Group, Inc. (The)
Ω 1.875%, 12/16/30	GBP	331	359,045
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		500	484,705
Ω 3.500%, 03/15/28		650	585,000
Hanesbrands, Inc.
Ω 4.625%, 05/15/24		500	499,375
HCA, Inc.
5.375%, 02/01/25		350	360,063
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		150	154,520
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	483,505
Howmet Aerospace, Inc.
6.875%, 05/01/25		10	10,575
5.900%, 02/01/27		500	513,130
3.000%, 01/15/29		500	436,325
HP, Inc.
2.650%, 06/17/31		1,000	825,698
Humana, Inc.
3.125%, 08/15/29		650	599,707
Hyatt Hotels Corp.
4.375%, 09/15/28		1,000	966,393
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750%, 09/15/24		400	390,000
Indiana Michigan Power Co.
6.050%, 03/15/37		500	563,717
Intercontinental Exchange, Inc.
2.100%, 06/15/30		500	432,220
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	523,118

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Invitation Homes Operating Partnership LP
2.700%, 01/15/34	900	$731,512
Jabil, Inc.
1.700%, 04/15/26	700	631,461
3.600%, 01/15/30	1,000	923,257
Jackson Financial, Inc.
Ω 3.125%, 11/23/31	1,000	847,982
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.625%, 10/15/31	1,000	822,152
JPMorgan Chase & Co.
6.400%, 05/15/38	500	591,693
Juniper Networks, Inc.
2.000%, 12/10/30	1,200	984,555
KB Home
4.000%, 06/15/31	1,000	855,000
Kemper Corp.
3.800%, 02/23/32	1,000	895,269
Kilroy Realty LP
2.500%, 11/15/32	1,600	1,293,281
Kimco Realty Corp.
1.900%, 03/01/28	700	617,178
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	500	569,288
Las Vegas Sands Corp.
3.900%, 08/08/29	1,000	859,647
Lazard Group LLC
4.500%, 09/19/28	500	496,025
Lear Corp.
3.800%, 09/15/27	265	255,584
Leidos, Inc.
2.300%, 02/15/31	1,000	823,745
Lennar Corp.
4.750%, 05/30/25	500	509,303
Lincoln National Corp.
3.400%, 01/15/31	700	652,582
LYB International Finance III LLC
3.375%, 10/01/40	1,500	1,215,405
Marriott International, Inc.
4.000%, 04/15/28	650	630,468
2.750%, 10/15/33	500	410,808
Masonite International Corp.
Ω 3.500%, 02/15/30	1,000	842,500
MGM Resorts International
4.625%, 09/01/26	350	329,536
Micron Technology, Inc.
3.366%, 11/01/41	1,000	794,824
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30	1,000	901,990
Ω 3.875%, 05/15/32	250	219,495

119

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Mosaic Co.
4.050%, 11/15/27		800	$793,353
Motorola Solutions, Inc.
2.300%, 11/15/30		700	572,781
MPLX LP
1.750%, 03/01/26		700	639,296
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	504,336
National Fuel Gas Co.
2.950%, 03/01/31		1,000	854,768
Netflix, Inc.
5.875%, 11/15/28		700	721,000
NewMarket Corp.
2.700%, 03/18/31		1,000	860,049
NextEra Energy Operating Partners LP
Ω 4.250%, 07/15/24		400	397,076
Ω 4.500%, 09/15/27		300	284,169
NIKE, Inc.
2.850%, 03/27/30		2,500	2,327,261
Nordstrom, Inc.
4.000%, 03/15/27		885	820,167
NOV, Inc.
3.600%, 12/01/29		400	371,225
OneMain Finance Corp.
7.125%, 03/15/26		450	455,625
ONEOK, Inc.
6.350%, 01/15/31		300	327,586
Oracle Corp.
3.600%, 04/01/40		600	464,884
Ovintiv, Inc.
8.125%, 09/15/30		400	476,713
Phillips 66 Partners LP
3.150%, 12/15/29		700	646,630
Piedmont Operating Partnership LP
3.150%, 08/15/30		1,000	875,948
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	182,190
3.800%, 09/15/30		350	323,964
PNC Financial Services Group, Inc. (The)
3.450%, 04/23/29		1,200	1,156,399
PPG Industries, Inc.
2.800%, 08/15/29		650	599,928
Primerica, Inc.
2.800%, 11/19/31		1,000	874,054
Principal Financial Group, Inc.
3.700%, 05/15/29		177	171,050
6.050%, 10/15/36		947	1,099,086
Progress Energy, Inc.
7.000%, 10/30/31		290	338,883

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Progressive Corp.
3.000%, 03/15/32		200	$181,709
Public Storage
1.850%, 05/01/28		800	712,099
PulteGroup, Inc.
5.500%, 03/01/26		450	469,524
Radian Group, Inc.
4.500%, 10/01/24		350	340,813
Ralph Lauren Corp.
2.950%, 06/15/30		1,000	910,940
Realty Income Corp.
2.850%, 12/15/32		1,000	885,592
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	234,812
Ross Stores, Inc.
1.875%, 04/15/31		549	452,151
Royalty Pharma PLC
2.200%, 09/02/30		750	625,767
3.300%, 09/02/40		1,000	780,516
Seagate HDD Cayman
4.875%, 06/01/27		600	584,976
4.125%, 01/15/31		500	438,750
Sealed Air Corp.
Ω 4.000%, 12/01/27		1,000	940,000
Sensata Technologies BV
Ω 5.000%, 10/01/25		150	148,875
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		850	773,236
Sherwin-Williams Co.
2.950%, 08/15/29		650	597,409
Southwest Airlines Co.
5.125%, 06/15/27		600	621,983
Spirit Realty LP
2.100%, 03/15/28		800	696,392
Stellantis NV
Ω 4.500%, 07/07/28	EUR	600	690,070
STORE Capital Corp.
4.625%, 03/15/29		900	895,481
Stryker Corp.
2.125%, 11/30/27	EUR	500	529,374
Tapestry, Inc.
3.050%, 03/15/32		1,500	1,275,988
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		1,000	977,500
Thermo Fisher Scientific, Inc.
1.950%, 07/24/29	EUR	500	523,273
TJX Cos., Inc.
1.150%, 05/15/28		700	599,370
Toll Brothers Finance Corp.
4.350%, 02/15/28		500	476,832
#@ 3.800%, 11/01/29		350	317,673

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		350	$355,355
Truist Financial Corp.
1.950%, 06/05/30		1,000	855,326
Twitter, Inc.
Ω 3.875%, 12/15/27		1,300	1,274,396
U.S. Bancorp
1.375%, 07/22/30		750	611,811
Utah Acquisition Sub, Inc.
Ω 3.125%, 11/22/28	EUR	550	571,942
Valero Energy Corp.
4.350%, 06/01/28		800	797,838
Verizon Communications, Inc.
1.375%, 11/02/28	EUR	500	503,628
Vontier Corp.
1.800%, 04/01/26		500	444,770
2.400%, 04/01/28		400	341,456
2.950%, 04/01/31		350	294,903
Vornado Realty LP
3.400%, 06/01/31		700	615,827
Walmart, Inc.
Ω 5.625%, 03/27/34	GBP	850	1,353,345
5.250%, 09/28/35	GBP	1,580	2,471,218
Walt Disney Co. (The)
6.400%, 12/15/35		700	840,806
Waste Management, Inc.
1.150%, 03/15/28		700	601,200
Wells Fargo & Co.
4.150%, 01/24/29		500	493,961
Ω 3.500%, 09/12/29	GBP	400	499,280
Ω 2.125%, 09/24/31	GBP	1,000	1,092,226
Welltower, Inc.
2.050%, 01/15/29		1,000	868,397

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Western Digital Corp.
4.750%, 02/15/26		350	$347,445
Western Power Distribution West Midlands PLC
Ω 5.750%, 04/16/32	GBP	300	447,227
Western Union Co. (The)
1.350%, 03/15/26		600	543,616
Westlake Corp.
1.625%, 07/17/29	EUR	500	489,984
Williams Cos., Inc.
8.750%, 03/15/32		500	646,969
WPC Eurobond BV
1.350%, 04/15/28	EUR	600	576,183
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		700	665,875
3.625%, 03/15/31		500	429,630
Zimmer Biomet Holdings, Inc.
1.164%, 11/15/27	EUR	600	591,412

TOTAL UNITED STATES			155,472,901

TOTAL BONDS			300,276,813

TOTAL INVESTMENT SECURITIES (Cost $384,375,582)			333,186,332

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund		26,994	312,243

TOTAL INVESTMENTS — (100.0%) (Cost $384,687,825)			$333,498,575

As of April 30, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,088,388	NZD	3,011,265	ANZ Securities	05/05/22	$144,302
USD	23,481	NZD	34,930	Citibank, N.A.	05/05/22	930
USD	19,541	DKK	137,420	Citibank, N.A.	06/03/22	27
USD	1,141,839	DKK	7,769,449	HSBC Bank	06/03/22	38,579
USD	1,024,062	DKK	6,827,870	State Street Bank and Trust	06/03/22	54,506
USD	3,789,348	EUR	3,414,731	ANZ Securities	06/14/22	180,084
USD	3,781,567	EUR	3,438,370	HSBC Bank	06/14/22	147,318
USD	1,708,970	AUD	2,308,235	State Street Bank and Trust	06/21/22	76,651
USD	1,979,240	SGD	2,686,985	Societe Generale	06/23/22	36,408

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,888,450	AUD	22,507,910	Bank of America Corp.	06/29/22	$969,198
USD	39,934,244	EUR	35,721,178	Morgan Stanley and Co. International	06/29/22	2,146,793
USD	2,710,814	JPY	329,253,473	Morgan Stanley and Co. International	06/29/22	168,534
USD	7,678,750	JPY	948,890,378	State Street Bank and Trust	07/06/22	349,697
USD	35,643,379	CAD	44,911,606	HSBC Bank	07/07/22	690,520
USD	31,661,599	GBP	24,302,344	State Street Bank and Trust	07/07/22	1,097,225
USD	368,109	CAD	471,842	State Street Bank and Trust	07/07/22	894
USD	1,726,902	EUR	1,589,388	State Street Bank and Trust	07/12/22	44,300

Total Appreciation						$6,145,966
NZD	117,643	USD	79,135	Citibank, N.A.	05/05/22	$(3,184)
DKK	524,151	USD	76,775	Citibank, N.A.	06/03/22	(2,346)
DKK	394,749	USD	58,806	HSBC Bank	06/03/22	(2,752)
DKK	303,025	USD	45,088	State Street Bank and Trust	06/03/22	(2,059)
AUD	287,569	USD	215,134	Citibank, N.A.	06/21/22	(11,773)
AUD	328,835	USD	234,892	State Street Bank and Trust	06/21/22	(2,349)
SGD	63,913	USD	46,970	Citibank, N.A.	06/23/22	(758)
EUR	533,660	USD	573,327	Citibank, N.A.	06/29/22	(8,797)
GBP	1,956,919	USD	2,545,173	Bank of America Corp.	07/07/22	(84,011)
CAD	696,997	USD	547,937	Bank of America Corp.	07/07/22	(5,493)
CAD	539,381	USD	426,574	Citibank, N.A.	07/07/22	(6,796)
GBP	297,946	USD	388,982	HSBC Bank	07/07/22	(14,264)

Total (Depreciation)						$(144,582)

Total Appreciation (Depreciation)						$6,001,384

As of April 30, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	$131,266	$131,266
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	352,998	352,998
Bank of America Corp	2.745%	Fixed	CPI	Maturity	USD	8,000,000	12/30/31	—	—	483,107	483,107
Bank of America Corp	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	981,888	981,888
Bank of America Corp	2.713%	Fixed	CPI	Maturity	USD	7,000,000	05/11/28	—	—	678,403	678,403
Bank of America Corp	2.665%	Fixed	CPI	Maturity	USD	6,000,000	04/30/26	—	—	592,801	592,801
Bank of America Corp	2.664%	Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	781,611	781,611
Bank of America Corp	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	713,433	713,433
Bank of America Corp	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	498,424	498,424
Bank of America Corp	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	721,901	721,901

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	10,000,000	04/30/28	—	—	$1,041,196	$1,041,196
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	506,015	506,015
Bank of America Corp	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	1,378,755	1,378,755
Bank of America Corp	2.585%	Fixed	CPI	Maturity	USD	7,000,000	08/26/28	—	—	604,884	604,884
Bank of America Corp	2.582%	Fixed	CPI	Maturity	USD	7,000,000	08/05/30	—	—	662,923	662,923
Bank of America Corp	2.570%	Fixed	CPI	Maturity	USD	3,000,000	07/19/28	—	—	289,141	289,141
Bank of America Corp	2.550%	Fixed	CPI	Maturity	USD	5,000,000	05/04/31	—	—	571,099	571,099
Bank of America Corp	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	4,584,536	4,584,536
Bank of America Corp	2.538%	Fixed	CPI	Maturity	USD	9,000,000	09/27/31	—	—	813,039	813,039
Bank of America Corp	2.535%	Fixed	CPI	Maturity	USD	4,000,000	04/29/36	—	—	485,714	485,714
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	366,021	366,021
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	6,000,000	08/18/31	—	—	585,923	585,923
Bank of America Corp	2.490%	Fixed	CPI	Maturity	USD	3,000,000	08/20/31	—	—	303,998	303,998
Citibank, N.A	2.807%	Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	953,069	953,069
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	298,477	298,477
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	209,408	209,408
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	332,870	332,870
Deutsche Bank AG	2.783%	Fixed	CPI	Maturity	USD	7,000,000	11/03/31	—	—	458,750	458,750
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	600,887	600,887
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	10/12/31	—	—	533,346	533,346
Deutsche Bank AG	2.658%	Fixed	CPI	Maturity	USD	3,000,000	06/03/28	—	—	295,697	295,697
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	484,276	484,276
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	406,243	406,243
Deutsche Bank AG	2.553%	Fixed	CPI	Maturity	USD	3,000,000	06/03/36	—	—	346,234	346,234
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	625,861	625,861
Deutsche Bank AG	2.548%	Fixed	CPI	Maturity	USD	7,000,000	09/13/33	—	—	661,761	661,761
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	414,868	414,868
Deutsche Bank AG	2.528%	Fixed	CPI	Maturity	USD	6,000,000	07/27/30	—	—	610,267	610,267
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	479,316	479,316

123

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.514%	Fixed	CPI	Maturity	USD	5,000,000	06/16/28	—	—	$530,596	$530,596
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	552,248	552,248
Deutsche Bank AG	2.465%	Fixed	CPI	Maturity	USD	5,000,000	07/19/31	—	—	556,446	556,446
Deutsche Bank AG	2.456%	Fixed	CPI	Maturity	USD	5,000,000	07/14/31	—	—	564,394	564,394
Deutsche Bank AG	2.430%	Fixed	CPI	Maturity	USD	3,000,000	08/23/33	—	—	336,133	336,133

Total Appreciation										$28,380,223	$28,380,223

Total Appreciation (Depreciation)										$28,380,223	$28,380,223

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$32,909,519	—	$32,909,519
Bonds
Australia	—	22,192,573	—	22,192,573
Austria	—	508,690	—	508,690
Belgium	—	2,192,148	—	2,192,148
Canada	—	43,914,063	—	43,914,063
Denmark	—	1,895,403	—	1,895,403
Finland	—	9,956,992	—	9,956,992
France	—	9,108,654	—	9,108,654
Germany	—	4,580,381	—	4,580,381
Italy	—	2,103,365	—	2,103,365
Japan	—	8,526,394	—	8,526,394
Netherlands	—	7,591,504	—	7,591,504
New Zealand	—	1,875,609	—	1,875,609
Norway	—	1,308,961	—	1,308,961
Singapore	—	1,890,903	—	1,890,903
Spain	—	1,938,081	—	1,938,081
Supranational Organization Obligations	—	8,516,579	—	8,516,579
Switzerland	—	2,685,910	—	2,685,910
United Kingdom	—	14,017,702	—	14,017,702
United States	—	155,472,901	—	155,472,901
Securities Lending Collateral	—	312,243	—	312,243
Forward Currency Contracts**	—	6,001,384	—	6,001,384
Swap Agreements**	—	28,380,223	—	28,380,223

TOTAL	—	$367,880,182	—	$367,880,182

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

124

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (1.6%)
Alabama Federal Aid Highway Finance Authority
¤ 5.000%, 09/01/32	1,010	$1,112,527
¤ 5.000%, 09/01/33	2,540	2,797,840
5.000%, 09/01/34	4,670	5,144,060
¤ 5.000%, 09/01/36	4,000	4,406,047
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,279,441
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,206,938
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,625	6,003,461

TOTAL ALABAMA		22,950,314

ALASKA — (0.2%)
City of Anchorage (GO) Series B
5.000%, 09/01/23	600	622,250
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,680,858

TOTAL ALASKA		3,303,108

ARIZONA — (0.6%)
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,024,174
City of Phoenix (GO)
5.000%, 07/01/27	1,500	1,675,479
City of Tucson (GO) Series A
5.000%, 07/01/22	500	503,014
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	657,129

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Town of Gilbert
5.000%, 07/15/27	1,500	$1,678,863

TOTAL ARIZONA		8,538,659

CALIFORNIA — (4.3%)
City of San Francisco Public Utilities Commission Water Revenue
4.000%, 11/01/30	7,765	8,098,924
Los Angeles Unified School District
5.000%, 07/01/25	4,920	5,285,884
5.000%, 07/01/26	1,080	1,182,453
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	6,935	7,171,781
5.000%, 07/01/26	1,055	1,155,081
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	790	848,559
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	2,700	2,791,869
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	578,734
5.000%, 05/01/26	1,435	1,568,228
State of California (GO)
3.000%, 03/01/26	2,000	2,031,563
5.000%, 08/01/26	9,000	9,894,813
5.000%, 12/01/26	5,535	6,121,626
3.500%, 08/01/27	1,500	1,558,558
5.000%, 08/01/27	4,000	4,462,221
5.000%, 12/01/27	1,590	1,782,239
5.000%, 04/01/28	2,500	2,804,833
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,390,845
5.000%, 09/01/26	1,000	1,101,080
State of California
5.000%, 10/01/29	1,000	1,086,452

TOTAL CALIFORNIA		62,915,743

125

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CONTINUED

	Face Amount^	Value†
	(000)
COLORADO — (1.1%)
City & County of Denver (GO)
5.000%, 08/01/27	2,920	$3,268,054
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,309,968
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	1,722,208
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/25	550	596,769
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	958,169
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,904,431
5.000%, 12/01/26	335	371,729
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	520	564,421
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,072,586
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	424,511
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,494,287

TOTAL COLORADO		16,687,133

CONNECTICUT — (0.4%)
City of Danbury (GO) Series A
4.000%, 07/15/25	1,200	1,258,102

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Danbury (GO) Series B
4.000%, 07/15/26	735	$779,209
4.000%, 07/15/27	700	749,376
City of Middletown (GO)
5.000%, 04/01/23	950	976,560
Town of Windsor (GO)
5.000%, 06/15/25	1,420	1,531,788

TOTAL CONNECTICUT		5,295,035

DELAWARE — (0.5%)
County of New Castle Series
5.000%, 10/01/23	1,500	1,560,447
Delaware State (GO)
5.000%, 03/01/26	2,000	2,191,798
New Castle County (GO)
5.000%, 10/01/23	2,275	2,366,678
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,460,914

TOTAL DELAWARE		7,579,837

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia
4.000%, 02/01/27	1,060	1,128,144
District of Columbia (GO) Series E
5.000%, 06/01/26	1,875	2,054,430
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,048,223

TOTAL DISTRICT OF COLUMBIA		8,230,797

FLORIDA — (2.8%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	370,983
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,486,748
Florida State (GO)
5.000%, 07/01/27	7,000	7,856,843
5.000%, 07/01/24	500	528,416
Florida State (GO) Series A
5.000%, 06/01/23	700	722,254
5.000%, 06/01/24	225	237,196
Florida State (GO) Series B
5.000%, 06/01/23	650	670,665

126

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
5.000%, 06/01/25	3,000	$3,230,734
Florida State (GO) Series C
5.000%, 06/01/26	12,000	13,187,461
Miami-Dade County (GO)
5.000%, 07/01/23	1,955	2,021,520
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	1,983,952
Palm County Beach (RB) Series D
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	1,740,437
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/25)	2,050	2,229,936

TOTAL FLORIDA		40,267,145

GEORGIA — (3.4%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,609,604
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,354,255
Georgia State
5.000%, 02/01/25	2,500	2,676,319
5.000%, 02/01/31	6,705	7,395,520
Georgia State (GO) Series A
5.000%, 07/01/25	5,000	5,400,308
5.000%, 07/01/26	1,200	1,321,310
5.000%, 07/01/27	8,000	8,979,249
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,381,862
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,643,446
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	6,000	6,733,973
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,071,670
Henry County (GO)
5.000%, 05/01/22	400	400,000
Henry County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/27	3,950	4,226,131

TOTAL GEORGIA		49,193,647

	Face Amount^	Value†
	(000)
HAWAII — (2.0%)
5.000%, 03/01/27	4,850	$5,377,870
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,234,807
5.000%, 10/01/25	450	486,304
5.000%, 10/01/26	430	463,960
City & County of Honolulu (GO) Series C
5.000%, 10/01/25	2,000	2,161,353
Hawaii State (GO)
5.000%, 10/01/26	1,760	1,937,720
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	305,076
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,004,418
Hawaii State (GO) Series FH
5.000%, 10/01/23	2,050	2,130,863
4.000%, 10/01/30	4,960	5,215,006
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	1,852,616
Hawaii State
5.000%, 10/01/27	3,505	3,780,620
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,268,619
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	315,860
Maui County (GO)
5.000%, 03/01/25	750	803,259

TOTAL HAWAII		29,338,351

IOWA — (0.3%)
City of Ankeny (GO) Series A
5.000%, 06/01/22	1,320	1,323,925
City of Urbandale
5.000%, 06/01/27	1,040	1,156,903
Iowa Finance Authority (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,245	1,284,596
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,035,608

TOTAL IOWA		4,801,032

KANSAS — (0.7%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	5,000	5,000,000

127

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CONTINUED

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
City of Merriam (GO)
5.000%, 10/01/25	200	$217,023
City of Shawnee
4.000%, 12/01/26	1,125	1,196,400
City of Wichita (GO) Series 828
4.000%, 06/01/23	700	714,905
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,421,324
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,652,783

TOTAL KANSAS		10,202,435

KENTUCKY — (0.4%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,528,673
5.000%, 12/01/25	3,800	4,130,817

TOTAL KENTUCKY		5,659,490

LOUISIANA — (0.5%)
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,000	1,060,380
Louisiana State
5.000%, 04/01/27	3,725	4,118,106
Louisiana State (GO) Series C
5.000%, 07/15/22	250	251,851
5.000%, 08/01/23	1,100	1,138,341

TOTAL LOUISIANA		6,568,678

MAINE — (0.2%)
City of Portland
5.000%, 05/01/27	1,000	1,114,793
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	1,039,587

	Face Amount^	Value†
	(000)
MAINE — (Continued)
Maine State (GO) Series B
5.000%, 06/01/23	495	$510,684

TOTAL MAINE		2,665,064

MARYLAND — (7.5%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,112,200
5.000%, 10/01/28	6,560	7,484,560
Baltimore County (GO)
3.000%, 11/01/24	5,015	5,090,776
Charles County (GO)
5.000%, 10/01/28	4,370	4,985,903
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	655,110
County of Prince George’s MD (GO) Series B
4.000%, 07/15/22	1,000	1,005,559
Harford County (GO)
4.000%, 10/01/22	1,750	1,767,107
Harford County (GO) Series A
5.000%, 10/01/26	3,625	4,010,182
Harford County (GO) Series B
5.000%, 01/15/26	2,335	2,547,889
Howard County (GO) Series A
5.000%, 08/15/22	800	808,111
5.000%, 02/15/28	3,000	3,390,996
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,195,909
5.000%, 02/15/25	8,390	8,982,055
Maryland State (GO) Series
5.000%, 03/15/27	6,495	7,241,211
Maryland State (GO) Series A
5.000%, 03/15/26	1,000	1,094,442
5.000%, 08/01/26	2,500	2,755,979
5.000%, 03/15/28	8,030	9,092,227
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,827,866
5.000%, 08/01/26	6,500	7,165,545
Maryland State (GO) Series C
4.000%, 03/01/28	5,000	5,372,315
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,034,087

128

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CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	$7,484,936
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,027,772
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,561,238
3.000%, 06/01/26	2,080	2,121,227
Wicomico County (GO) Series
5.000%, 12/01/25	1,000	1,087,773
5.000%, 12/01/27	2,315	2,606,402

TOTAL MARYLAND		108,509,377

MASSACHUSETTS — (4.0%)
City of Cambridge (GO)
5.000%, 02/15/28	4,055	4,595,152
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,135,557
City of Quincy (GO)
1.500%, 09/16/22	1,000	1,000,702
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	1,065	1,190,075
City of Springfield
5.000%, 03/01/28	2,055	2,312,511
Commonwealth of Massachusetts
5.000%, 11/01/25	10,220	11,091,303
5.000%, 07/01/26	500	548,053
5.000%, 07/01/29	4,250	4,634,124
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	1,140	1,185,221
5.000%, 07/01/28	1,070	1,209,711
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,113,303
5.000%, 08/01/24	1,360	1,438,472
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,120,157
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,521,436

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	$10,315,816
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,067,926
Town of Nantucket
5.000%, 10/01/23	1,775	1,846,277
Town of Norwood (GO)
5.000%, 03/15/28	1,430	1,616,668
Town of Watertown (GO)
5.000%, 04/15/23	1,895	1,949,351
Town of Wellesley (GO)
5.000%, 12/01/26	1,865	2,072,039

TOTAL MASSACHUSETTS		57,963,854

MICHIGAN — (0.1%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,612,537

MINNESOTA — (3.7%)
City of Lakeville (GO) Series A
4.000%, 02/01/27	1,080	1,151,921
City of Minneapolis
4.000%, 12/01/28	3,500	3,801,614
City of Saint Paul
5.000%, 09/01/27	1,055	1,181,128
Hennepin County (GO) Series
5.000%, 12/01/31	1,310	1,460,473
Hennepin County (GO) Series A
5.000%, 12/01/23	1,500	1,566,478
Lakeville Independent School District No. 194 (SD CRED PROG) Series B
4.000%, 02/01/26	1,115	1,172,745
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	3,992,646
5.000%, 02/01/26	1,730	1,881,005
Metropolitan Council (GO)
5.000%, 03/01/27	4,360	4,855,888
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,558,717
Metropolitan Council (GO) Series D
5.000%, 03/01/28	1,780	2,013,314

129

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	480	$502,192
Minnesota State
4.000%, 08/01/26	1,000	1,062,314
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	7,571,545
5.000%, 08/01/28	6,000	6,821,087
Minnesota State (GO) Series B
2.000%, 08/01/22	1,300	1,302,194
Ramsey County (GO) Series A
5.000%, 02/01/23	450	460,683
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	863,181
West State Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,401,966
White Bear Lake Independent School District No. 624
5.000%, 02/01/27	1,520	1,683,070

TOTAL MINNESOTA		53,304,161

MISSISSIPPI — (0.4%)
Mississippi State (GO)
5.000%, 10/01/28	1,130	1,263,092
Mississippi State
5.000%, 11/01/33	4,600	5,082,231

TOTAL MISSISSIPPI		6,345,323

MISSOURI — (0.6%)
City of Kansas City (GO) Series A
3.000%, 02/01/23	1,980	1,996,842
4.000%, 02/01/27	1,000	1,059,692
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,000	1,085,564
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,563,647

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	$1,943,722

TOTAL MISSOURI		8,649,467

NEBRASKA — (1.4%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,191,612
Lancaster County School District 001 (GO)
5.000%, 01/15/27	2,580	2,860,667
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/27	4,275	4,806,023
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,457,391
5.000%, 12/15/26	3,975	4,375,553
Sarpy County
5.000%, 06/01/26	1,110	1,216,537
5.000%, 06/01/27	2,535	2,803,402

TOTAL NEBRASKA		20,711,185

NEVADA — (2.7%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	9,211,100
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/27	6,115	6,823,395
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	2,500	2,830,538
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	12,472,101
Washoe County
5.000%, 03/01/26	2,460	2,679,896
5.000%, 03/01/27	1,170	1,294,541
Washoe County School District (GO) Series B
5.000%, 04/01/26	3,000	3,268,678

TOTAL NEVADA		38,580,249

NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,071,993

130

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CONTINUED

	Face Amount^	Value†
	(000)
NEW HAMPSHIRE — (Continued)
New Hampshire State (GO) Series A
5.000%, 03/01/28	3,545	$4,015,817

TOTAL NEW HAMPSHIRE		6,087,810

NEW JERSEY — (1.8%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,011,825
Monmouth County (GO)
5.000%, 07/15/26	1,665	1,829,760
New Jersey Economic Dev. Authority
¤ 5.500%, 06/15/30	16,015	18,080,056
New Jersey Institute of Technology (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,860	4,889,371

TOTAL NEW JERSEY		25,811,012

NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/28	3,370	3,816,159
New Mexico State (GO) Series B
5.000%, 03/01/24	100	104,847
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,127,843

TOTAL NEW MEXICO		10,048,849

NEW YORK — (4.8%)
5.000%, 08/01/26	4,150	4,529,376
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,174,665
City of New York (GO) Series J
5.000%, 08/01/22	650	655,897
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,585,083
5.000%, 06/15/25	1,655	1,781,152
New York State Dormitory Authority (RB)
5.000%, 02/15/25	155	165,462

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	6,310	$7,078,915
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	3,018,130
New York State Dormitory Authority (RB) Series A-
5.000%, 02/15/33	1,260	1,363,330
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	700	733,907
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	15,533,851
New York State Dormitory Authority (RB) Series D
5.000%, 03/15/25	2,670	2,855,013
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	6,755	7,359,050
5.000%, 03/15/27	7,000	7,766,926
5.000%, 03/15/29	2,000	2,267,364
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	345	368,703
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	7,503,469
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	701,529

TOTAL NEW YORK		69,441,822

NORTH CAROLINA — (3.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,033,909
City of Charlotte Water & Sewer System Revenue
5.000%, 07/01/27	1,900	2,130,613
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,516,502
Gaston County (GO)
5.000%, 02/01/26	2,500	2,728,502

131

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Guilford County (GO) Series A
5.000%, 03/01/27	2,160	$2,410,683
Guilford County (GO) Series B
5.000%, 03/01/27	6,355	7,092,542
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,290,802
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	987,944
North Carolina State (GO) Series A
5.000%, 06/01/27	2,000	2,241,814
Town of Holly Springs (GO)
5.000%, 06/01/25	1,500	1,617,220
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,575,229
Wake County (GO)
5.000%, 09/01/24	4,000	4,243,266
Wake County (GO) Series B
5.000%, 02/01/26	4,135	4,520,702
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,075,409
Wake County
5.000%, 02/01/26	7,000	7,652,943

TOTAL NORTH CAROLINA		50,118,080

OHIO — (3.3%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A-3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	2,650,423
Butler County Port Authority (RB)
¤ 6.625%, 07/01/36 (Pre-refunded @ $100, 7/1/23)	1,255	1,318,599
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,494,511

	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
4.000%, 08/15/25	3,500	$3,674,441
5.000%, 04/01/27	2,000	2,226,884
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,129,295
Ohio State (GO) Series
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	500	537,362
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,110,046
5.000%, 09/01/26	5,845	6,433,292
5.000%, 09/01/28	2,500	2,837,848
Ohio State (GO) Series B
5.000%, 09/01/27	9,300	10,406,929
5.000%, 09/15/27	3,700	4,142,740
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	702,014
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,689,370

TOTAL OHIO		47,353,754

OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/28	1,790	1,926,184
City of Bixby OK (GO) Series A
4.000%, 06/01/26	790	835,287
Oklahoma City Water Utilities Trust (RB)
5.000%, 07/01/34	2,000	2,172,429

TOTAL OKLAHOMA		4,933,900

OREGON — (3.2%)
City of Portland
5.000%, 06/15/25	150	161,621
5.000%, 06/01/26	1,465	1,609,372
City of Portland (GO)
5.000%, 06/01/26	1,100	1,208,402
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,711,834
City of Portland Water System Revenue
5.000%, 04/01/27	1,780	1,980,843
City of Salem (GO)
5.000%, 06/01/22	435	436,321

132

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
5.000%, 06/01/23	875	$902,913
Clackamas County (GO)
3.000%, 06/01/22	470	470,697
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	430	453,548
Clean Water Services and Sewer Revenue (RB)
5.000%, 10/01/26	1,425	1,575,788
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,499,481
Multnomah County (GO) Series A
5.000%, 06/15/28	4,500	5,097,852
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,657,785
Oregon State
5.000%, 05/01/26	2,095	2,293,676
Oregon State (GO)
5.000%, 05/01/26	850	930,608
Oregon State (GO) Series A
5.000%, 05/01/26	3,555	3,892,133
Oregon State (GO) Series D
5.000%, 06/01/22	540	541,623
Oregon State (GO) Series F
5.000%, 05/01/26	3,645	3,990,668
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,089,905
Oregon State (GO) Series K
5.000%, 11/01/25	3,920	4,255,569
Oregon State Department of Transportation
5.000%, 11/15/26	1,685	1,862,900
Portland Community College District
5.000%, 06/15/27	1,340	1,463,223
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/25	1,045	1,124,329

TOTAL OREGON		46,211,091

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (0.4%)
Lehigh County Authority (RB)
4.000%, 11/01/25	1,710	$1,797,080
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/27	1,240	1,397,218
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,562,276
Township of Lower Merion (GO)
5.000%, 05/01/27	1,160	1,294,454

TOTAL PENNSYLVANIA		6,051,028

RHODE ISLAND — (0.3%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	3,230	3,259,226
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,181,158

TOTAL RHODE ISLAND		4,440,384

SOUTH CAROLINA — (3.2%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	1,500	1,611,494
Charleston County (GO)
5.000%, 11/01/27	3,810	4,298,974
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	11,000	11,007,900
Clemson University (RB) Series B
5.000%, 05/01/25	750	803,348
Dorchester County (GO)
5.000%, 04/01/28	610	688,995
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	9,530	9,558,791
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,107,573
5.000%, 06/01/25	290	312,215
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	2,886,847

133

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	2,860	$3,065,530
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,045,741
Richland County School District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	1,790,301
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/25	2,380	2,549,010
South Carolina State (GO)
5.000%, 04/01/25	1,050	1,127,739
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,120,895

TOTAL SOUTH CAROLINA		46,975,353

TENNESSEE — (4.6%)
City of Chattanooga (GO) Series
5.000%, 10/01/26	1,245	1,376,192
5.000%, 10/01/28	1,245	1,420,469
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/27	885	982,858
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	4,000	4,556,131
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/23	1,265	1,297,417
City of Memphis (GO)
5.000%, 05/01/24	2,775	2,918,238
5.000%, 05/01/25	1,995	2,141,085
City of Murfreesboro (GO)
5.000%, 06/01/28	4,340	4,913,813
Hamilton County (GO)
5.000%, 12/01/29	5,105	5,919,022
Knox County (GO)
5.000%, 06/01/28	1,750	1,981,376
Knox County (GO) Series
5.000%, 06/01/26	125	137,216

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,000	$5,429,645
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	1,450	1,480,819
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,268,371
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/23	2,800	2,892,650
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,198,457
Shelby County (GO)
5.000%, 04/01/25	5,000	5,359,969
Tennessee State
5.000%, 09/01/27	1,900	2,137,222
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,631,558
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,800,447
Williamson County (GO) Series
5.000%, 04/01/27	2,370	2,643,213
5.000%, 05/01/27	3,265	3,646,693
5.000%, 04/01/28	1,150	1,302,291
5.000%, 04/01/29	2,615	3,005,161

TOTAL TENNESSEE		66,440,313

TEXAS — (16.6%)
Alamo Heights Independent School District (GO) (PSF-GTD)
4.000%, 02/01/27	5,685	6,045,236
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,312,802
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	538,065

134

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District
5.000%, 08/01/26	1,000	$1,096,044
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,548,306
5.000%, 08/15/25	3,795	4,105,724
City of Arlington (GO) Series A
5.000%, 08/15/25	1,595	1,725,594
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,365,764
City of Austin (GO)
5.000%, 09/01/23	3,500	3,633,536
5.000%, 05/01/24	1,600	1,682,268
5.000%, 09/01/27	3,690	4,121,412
City of Carrollton (GO)
5.000%, 08/15/25	1,225	1,321,273
5.000%, 08/15/26	1,420	1,557,359
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,129,930
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,470,033
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	407,663
5.000%, 03/01/27	225	248,843
City of Fort Worth (GO)
5.000%, 03/01/25	6,490	6,932,495
5.000%, 03/01/26	2,000	2,174,204
City of Frisco (GO)
5.000%, 02/15/27	3,315	3,674,577
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,811,936
5.000%, 02/15/25	2,000	2,137,227
City of Garland (GO) Series A
5.000%, 02/15/24	400	418,586
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	5,532,227
City of Irving (GO)
5.000%, 09/15/27	2,020	2,250,760

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	$1,136,716
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,099,478
City of Midland (GO)
5.000%, 03/01/28	705	792,128
City of San Antonio (GO)
5.000%, 08/01/28	4,630	5,243,641
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,088,715
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	862,853
5.000%, 02/01/26	2,850	3,082,858
City of Waco (GO)
5.000%, 02/01/26	2,065	2,249,103
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,114,575
4.000%, 02/01/26	3,185	3,355,783
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,050	3,392,453
Collin County (GO)
5.000%, 02/15/25	1,605	1,716,020
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,271,982
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,496,908
County of Collin (GO)
5.000%, 02/15/25	2,430	2,598,086
Dallas Area Rapid Transit
¤ 5.000%, 12/01/46	1,000	1,084,198
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,000	1,080,561
5.000%, 08/15/26	560	616,827
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,550,580

135

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	$3,208,702
5.000%, 08/15/25	1,000	1,078,262
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	325	327,427
5.000%, 08/15/27	1,000	1,115,963
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,230	1,313,709
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,150	1,229,226
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	770	854,620
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,323,983
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,176,160
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	4,650	5,197,555
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/26	2,450	2,693,383
Harris County
5.000%, 10/01/25	1,130	1,223,089
Harris County (GO)
5.000%, 10/01/25	650	703,547
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	529,198
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,250	1,281,087
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,197,099

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	290	$315,325
5.000%, 02/15/27	1,000	1,106,570
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,155	1,255,862
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	2,117,349
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	8,180,426
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/25	4,930	5,170,564
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,069,198
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	2,995,593
Pflugerville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,765	1,885,119
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,329,184
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,170	1,276,147
Riverhead Central School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	1,830	2,008,850
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	7,310	7,883,097
San Antonio Independent School District
5.000%, 08/15/27	1,500	1,682,141

136

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
San Marcos Consolidated Independent School District (GO) (PSF-GTD) Series A
3.250%, 08/01/28	5,445	$5,581,155
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/26	5,805	6,162,554
Texas State (GO)
5.000%, 10/01/23	4,200	4,365,670
5.000%, 10/01/26	1,730	1,906,970
5.000%, 04/01/27	1,385	1,509,579
Texas State
5.000%, 10/01/26	200	220,459
5.000%, 08/01/27	420	468,800
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	1,000	1,117,114
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/27	700	771,216
University of Texas System (RB) Series J
5.000%, 08/15/25	12,500	13,474,181
5.000%, 08/15/26	3,850	4,232,459
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	279,308
Williamson County (GO)
4.000%, 02/15/26	8,000	8,414,914

TOTAL TEXAS		241,308,143

UTAH — (1.4%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,270,846
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,031,901
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	704,656
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	1,939,009
5.000%, 02/01/26	1,635	1,782,603
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/22	1,015	1,019,608

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,520	$2,763,084
Tooele County School District (GO) (SCH BD GTY) Series
5.000%, 06/01/22	650	651,943
5.000%, 07/01/25	7,650	8,262,471
Utah State (GO) Series
5.000%, 07/01/27	1,000	1,122,406

TOTAL UTAH		20,548,527

VERMONT — (0.1%)
Vermont State
5.000%, 08/15/27	1,270	1,424,881

VIRGINIA — (4.3%)
5.000%, 08/15/27	7,820	8,781,907
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	4,880,783
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,105,680
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/25	2,440	2,604,167
City of Newport News Water Revenue (RB)
5.000%, 07/15/22	2,905	2,926,924
City of Roanoke
5.000%, 04/01/27	205	228,219
5.000%, 04/01/28	730	825,438
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/25	3,845	4,158,565
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,446,160
5.000%, 09/15/24	3,000	3,181,648
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	3,750	4,017,314
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	4,000	4,043,245
5.000%, 10/01/26	5,535	6,110,937
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,602,361
5.000%, 04/01/25	1,455	1,562,299

137

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/26	1,165	$1,292,196
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/23	5,500	5,744,626
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	4,113,149
5.000%, 01/01/26	1,265	1,379,721
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	621,666

TOTAL VIRGINIA		62,627,005

WASHINGTON — (7.4%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue
¤ 5.000%, 11/01/36	410	444,525
City of Bellevue (GO)
5.000%, 12/01/28	1,165	1,332,454
City of Seattle (GO) Series A
5.000%, 12/01/22	3,955	4,032,449
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/25	9,290	10,004,339
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,153,339
City of Seattle Water System Revenue (RB)
5.000%, 08/01/25	3,770	4,070,460
5.000%, 08/01/26	5,725	6,296,625
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,266,005
County of Snohomish
5.000%, 12/01/27	1,500	1,681,358
Energy Northwest (RB)
5.000%, 07/01/23	2,000	2,067,115
King County (GO) Series A
4.000%, 01/01/25	1,500	1,562,472
5.000%, 12/01/25	1,830	1,990,625
5.000%, 01/01/28	2,555	2,882,943
King County (GO) Series B
5.000%, 06/01/26	1,340	1,472,053
5.000%, 06/01/27	2,450	2,740,013

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	$2,414,320
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/23	2,175	2,269,664
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	944,142
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	2,120,489
Pierce County School District No. 10 Tacoma
5.000%, 12/01/25	7,000	7,614,414
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	155	165,045
Spokane County
5.000%, 12/01/26	3,850	4,251,028
Spokane County (GO)
5.000%, 12/01/27	1,000	1,121,456
State of Washington
5.000%, 02/01/34	2,435	2,619,544
Washington State
4.000%, 07/01/27	2,300	2,452,831
5.000%, 08/01/27	6,500	7,254,485
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,624,643
Washington State (GO) Series B
5.000%, 07/01/25	940	1,012,280
Washington State (GO) Series C
5.000%, 02/01/25	6,930	7,399,678
5.000%, 02/01/26	3,000	3,262,978
Washington State (GO) Series D
5.000%, 07/01/25	5,830	6,278,288
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	5,357,158

138

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	$4,027,351

TOTAL WASHINGTON		107,186,569

WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	527,377

WISCONSIN — (3.7%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	6,661,758
City of Milwaukee (GO) Series N4
5.000%, 04/01/28	9,990	11,104,410
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	657,330
City of Waukesha (GO) Series B
2.000%, 10/01/22	450	450,876
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,448,233
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	227,285
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,032,589

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	$1,006,391
Wisconsin State
5.000%, 05/01/26	4,000	4,372,960
5.000%, 11/01/26	4,230	4,665,873
Wisconsin State (GO)
5.000%, 05/01/28	2,000	2,256,904
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,277,664
Wisconsin State (GO) Series 2
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,500	3,500,000
Wisconsin State (GO) Series A
5.000%, 05/01/22	1,950	1,950,000
5.000%, 05/01/25	8,750	9,390,724

TOTAL WISCONSIN		54,002,997

TOTAL MUNICIPAL BONDS Cost ($1,499,551,894)		1,451,411,516

TOTAL INVESTMENTS — (100.0%) (Cost $1,499,551,894)		$1,451,411,516

As of April 30, 2022, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.684%	Fixed	CPI	Maturity	USD	43,000,000	04/22/26	—	—	$213,630	$213,630
Bank of America Corp	3.595%	Fixed	CPI	Maturity	USD	27,000,000	03/15/27	—	—	180,125	180,125
Bank of America Corp	3.595%	Fixed	CPI	Maturity	USD	16,000,000	03/21/27	—	—	92,769	92,769
Bank of America Corp	3.349%	Fixed	CPI	Maturity	USD	14,000,000	03/28/29	—	—	59,741	59,741
Bank of America Corp	3.342%	Fixed	CPI	Maturity	USD	24,000,000	03/10/29	—	—	187,560	187,560
Bank of America Corp	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	643,498	643,498

139

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	$817,949	$817,949
Bank of America Corp	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	897,682	897,682
Bank of America Corp	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	481,972	481,972
Bank of America Corp	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	636,134	636,134
Bank of America Corp	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	458,337	458,337
Bank of America Corp	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	652,642	652,642
Bank of America Corp	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	407,021	407,021
Bank of America Corp	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,681,312	1,681,312
Bank of America Corp	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	801,218	801,218
Bank of America Corp	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	439,279	439,279
Bank of America Corp	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	1,036,793	1,036,793
Bank of America Corp	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	986,354	986,354
Bank of America Corp	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,373,208	1,373,208
Bank of America Corp	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,136,847	1,136,847
Bank of America Corp	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	525,462	525,462
Bank of America Corp	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	767,130	767,130
Bank of America Corp	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	513,148	513,148
Bank of America Corp	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	669,499	669,499
Bank of America Corp	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	895,366	895,366
Bank of America Corp	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	936,560	936,560
Bank of America Corp	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	985,937	985,937
Bank of America Corp	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	752,880	752,880
Bank of America Corp	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,129,486	1,129,486
Bank of America Corp	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	928,936	928,936
Bank of America Corp	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	754,890	754,890
Bank of America Corp	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	1,055,661	1,055,661
Bank of America Corp	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	813,055	813,055
Bank of America Corp	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	1,018,326	1,018,326
Bank of America Corp	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	1,077,284	1,077,284

140

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	$1,032,491	$1,032,491
Bank of America Corp	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,909,006	1,909,006
Bank of America Corp	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,878,410	1,878,410
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,547,555	1,547,555
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,496,417	1,496,417
Bank of America Corp	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,851,160	1,851,160
Bank of America Corp	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	1,501,903	1,501,903
Bank of America Corp	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,577,936	1,577,936
Bank of America Corp	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,321,316	2,321,316
Bank of America Corp	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,531,835	1,531,835
Bank of America Corp	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,958,287	1,958,287
Bank of America Corp	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,619,887	1,619,887
Bank of America Corp	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,971,104	1,971,104
Bank of America Corp	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,884,320	1,884,320
Bank of America Corp	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	3,148,690	3,148,690
Bank of America Corp	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	2,151,937	2,151,937
Bank of America Corp	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	1,149,415	1,149,415
Bank of America Corp	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	2,373,773	2,373,773
Bank of America Corp	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	792,532	792,532
Bank of America Corp	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	1,469,293	1,469,293
Bank of America Corp	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	1,109,292	1,109,292
Bank of America Corp	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	2,306,515	2,306,515
Bank of America Corp	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	1,347,748	1,347,748
Bank of America Corp	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	1,459,417	1,459,417
Bank of America Corp	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	1,623,275	1,623,275
Citibank, N.A	3.700%	Fixed	CPI	Maturity	USD	36,000,000	04/21/26	—	—	162,640	162,640
Citibank, N.A	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	648,377	648,377
Citibank, N.A	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	1,225,477	1,225,477
Citibank, N.A	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	581,427	581,427
Citibank, N.A	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,125,058	1,125,058
Citibank, N.A	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	896,749	896,749
Citibank, N.A	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	991,230	991,230
Citibank, N.A	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,131,888	1,131,888
Citibank, N.A	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,944,501	1,944,501

141

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	$2,387,476	$2,387,476
Citibank, N.A	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	1,483,697	1,483,697
Citibank, N.A	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,195,330	1,195,330
Citibank, N.A	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	3,182,881	3,182,881
Citibank, N.A	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,499,880	1,499,880
Citibank, N.A	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,294,451	2,294,451
Citibank, N.A	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	2,029,141	2,029,141
Citibank, N.A	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	1,861,577	1,861,577
Citibank, N.A	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,694,594	1,694,594
Citibank, N.A	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	1,391,602	1,391,602
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	2,171,440	2,171,440
Citibank, N.A	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	963,862	963,862
Citibank, N.A	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	2,968,531	2,968,531
Citibank, N.A	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	2,195,006	2,195,006
Citibank, N.A	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	2,242,499	2,242,499
Citibank, N.A	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	1,654,140	1,654,140
Citibank, N.A	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,660,608	2,660,608
Citibank, N.A	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	1,098,132	1,098,132
Citibank, N.A	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,151,207	1,151,207
Citibank, N.A	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	2,886,748	2,886,748
Citibank, N.A	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	3,430,780	3,430,780
Citibank, N.A	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	1,136,042	1,136,042
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	180,800	180,800
Morgan Stanley and Co. International	3.495%	Fixed	CPI	Maturity	USD	32,000,000	04/28/27	—	—	149,253	149,253
Morgan Stanley and Co. International	3.170%	Fixed	CPI	Maturity	USD	22,000,000	04/11/29	—	—	320,333	320,333
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	377,632	377,632

Total Appreciation										$122,336,194	$122,336,194

Total Appreciation (Depreciation)										$122,336,194	$122,336,194

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,451,411,516	—	$1,451,411,516
Swap Agreements**	—	122,336,194	—	122,336,194

TOTAL	—	$1,573,747,710	—	$1,573,747,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

142

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
CASH COLLATERAL — (0.1%)
FINANCIALS — (0.1%)
Collateral Position	300,000	$300,000

	Face Amount^
	(000)
MUNICIPAL BONDS — (99.9%)
CALIFORNIA — (99.9%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	247,733
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	300,368
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	103,611
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	2,285	2,418,390
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	60	60,106
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	257,459
Berkeley Unified School District (GO)
5.000%, 08/01/27	790	881,699
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	775,672
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	150,294
Burbank Unified School District (GO)
5.000%, 08/01/24	565	596,583
Cajon Valley Union School District (GO)
5.000%, 08/01/24	340	359,159
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,000	1,093,250

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	700	$770,122
5.000%, 11/15/29	1,170	1,294,138
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	113,004
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	228,319
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,573,772
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	826,493
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	1,060	1,154,180
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	1,875	2,041,592
California State Public Works Board (RB)
5.000%, 11/01/28	1,000	1,126,449
California State Public Works Board (RB) Series
5.000%, 12/01/26	2,450	2,651,044
California State Public Works Board (RB) Series A
5.000%, 08/01/27	2,000	2,216,628
5.000%, 02/01/28	700	780,894
California State Public Works Board (RB) Series C
5.000%, 11/01/25	880	950,422

143

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 03/01/31 (Pre-refunded @ $100, 3/1/23)	1,250	$1,282,241
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	946,019
5.000%, 11/01/26	1,100	1,209,421
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,264,731
California State University (RB) Series A
5.000%, 11/01/23	375	390,795
5.000%, 11/01/24	810	860,644
5.000%, 11/01/25	305	330,257
California Statewide Communities Development Authority Series A
5.000%, 03/01/27	600	652,033
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	340,297
Carlsbad Unified School District
4.000%, 10/01/27	100	106,348
4.000%, 10/01/28	75	80,252
4.000%, 10/01/29	55	59,187
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	1,028,195
Chino Valley Unified School District
4.000%, 08/01/27	350	371,815
City & County of San Francisco (COP)
5.000%, 04/01/25	410	438,682
5.000%, 04/01/26	330	360,069
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	844,438
City & County of San Francisco (GO) Series E
5.000%, 06/15/22	200	200,903
City of Berkeley (GO)
5.000%, 09/01/22	800	809,561
City of Grover Beach (GO)
5.000%, 09/01/22	390	394,661
5.000%, 09/01/26	345	379,278
5.000%, 09/01/27	445	497,261

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Pacifica (COP)
5.000%, 01/01/24	250	$261,460
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,177,585
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	290,558
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	1,000	1,111,820
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	672,070
5.000%, 11/01/35	535	584,421
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	250	270,615
5.000%, 11/01/26	170	187,441
City of San Francisco Public Utilities Commission Water Revenue
4.000%, 11/01/30	2,500	2,607,509
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/22	1,000	1,011,885
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	557,722
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	200	201,800
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	2,880,783
5.000%, 03/01/32	575	609,996
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	493,592
Desert Community College District (GO)
4.000%, 08/01/22	200	201,349
5.000%, 08/01/28	2,000	2,230,072
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	387,085

144

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	1,050	$1,087,915
5.000%, 08/01/24	990	1,046,008
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,785	1,922,287
El Monte Union High School District (GO)
5.000%, 06/01/24	260	274,202
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	421,865
Emery Unified School District (GO)
5.000%, 08/01/27	600	669,645
Evergreen School District (GO)
3.000%, 08/01/25	745	756,303
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	762,630
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26	525	555,647
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	2,500	2,559,103
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	769,577
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	850	857,649
Fresno Unified School District (GO) Series A
4.000%, 08/01/28	1,000	1,068,863
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47 (Pre-refunded @ $100, 8/1/23)	590	603,948
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,034,877

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	$571,886
Kern High School District (GO) Series E
4.000%, 08/01/24	200	206,927
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	775,975
4.000%, 08/01/25	390	407,993
4.000%, 08/01/26	330	348,379
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	517,317
4.000%, 08/01/25	485	507,377
Los Alamitos Unified School District (GO)
3.000%, 08/01/37	1,175	1,123,356
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30	155	164,048
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	363,356
5.000%, 06/01/26	580	637,157
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,910	2,056,866
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,609,880
5.000%, 07/01/24	600	633,578
5.000%, 07/01/25	970	1,046,429
5.000%, 07/01/27	815	911,825
Los Angeles County Public Works Financing Authority
5.000%, 12/01/28	1,270	1,375,119
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	287,311
5.000%, 12/01/25	195	211,419
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	250	263,937

145

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB)
4.000%, 07/01/26	1,000	$1,057,391
5.000%, 07/01/27	1,250	1,393,378
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	2,525	2,767,667
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/30	690	743,523
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	785	811,251
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,000	1,054,662
5.000%, 07/01/26	460	504,209
5.000%, 07/01/29	350	384,742
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	345	378,872
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,114,702
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	50	53,924
5.000%, 07/01/26	1,015	1,104,073
5.000%, 07/01/31	1,340	1,493,251
5.000%, 07/01/33	1,405	1,505,877
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/27	1,330	1,485,960
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	425	448,231

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/25	2,190	$2,354,245
5.000%, 07/01/26	2,565	2,808,325
5.000%, 07/01/27	1,050	1,168,292
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	260	289,291
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,300	2,559,115
Metropolitan Water District of Southern California (RB) Series B
5.000%, 10/01/26	715	790,343
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	422,837
5.000%, 12/01/26	265	292,603
5.000%, 12/01/27	385	431,761
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	21,542
5.000%, 08/01/26	280	307,365
5.000%, 08/01/27	130	145,090
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	278,889
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	131,566
Municipal Improvement Corp. of Los Angeles
5.000%, 11/01/27	1,785	1,960,972
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,118,995
5.000%, 11/01/23	760	792,239
5.000%, 11/01/24	455	482,767
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	265	280,003
New Haven Unified School District (GO)
5.000%, 08/01/26	165	181,126
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,006,644
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	294,229

146

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	$125,536
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	201,339
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	409,407
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,152,675
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	215,097
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,208,276
5.000%, 02/01/26	2,000	2,182,802
5.000%, 02/01/33	825	888,743
Otay Water District (RB)
5.000%, 09/01/22	740	748,844
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	213,734
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	297,677
Palomar Community College District (GO)
5.000%, 05/01/23	200	205,946
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	580	622,992
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	576,309
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,097,732
Peralta Community College District
5.000%, 08/01/29	1,930	2,027,935
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	212,402
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	264,272

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Reed Union School District (GO)
4.000%, 08/01/26	250	$264,853
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	545,978
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	268,500
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	3,000	3,280,741
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	436,493
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/28	615	653,408
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/26	1,050	1,150,729
San Buenaventura Public Facilities Financing Authority (RB) Series B
¤ 5.000%, 07/01/26 (Pre-refunded @ $100, 7/1/22)	1,160	1,167,029
San Diego Association of Governments (RB)
5.000%, 11/15/25	500	529,162
San Diego Community College District (GO)
5.000%, 08/01/23	500	518,055
5.000%, 08/01/26	1,725	1,900,161
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,553,788
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	989,650
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	170	186,054
5.000%, 05/01/27	115	128,101

147

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series D-2
5.000%, 07/01/22	600	$603,577
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	900	930,623
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	625	659,028
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	230	252,104
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	535,182
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/28	530	590,311
San Francisco Community College District (GO)
5.000%, 06/15/24	1,345	1,414,859
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	300	301,308
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,500	1,504,656
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	710	762,792
5.000%, 06/15/26	880	963,803
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	240	258,504
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	2,000	2,047,282
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	800	861,682
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	1,000	1,096,862

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	140	$141,213
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	340,116
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	150	170,927
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	161,831
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	709,112
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,000	1,071,729
5.000%, 05/01/26	3,000	3,278,526
Santa Clara Unified School District (GO)
¤ 3.500%, 07/01/25	675	677,436
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	410	450,404
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,150	1,267,262
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/25	1,150	1,167,448
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	528,625
Santee School District (GO)
5.000%, 08/01/24	290	306,341

148

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	$155,228
4.000%, 08/01/25	310	324,303
5.000%, 08/01/26	250	274,433
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	1,000	1,004,264
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	623,135
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	1,523,800
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	271,996
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	490	492,102
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	530	536,381
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	2,045	2,207,982
State of California (GO)
5.000%, 09/01/22	525	531,486
5.000%, 10/01/22	1,500	1,522,099
2.000%, 11/01/22	750	751,950
5.000%, 08/01/23	585	606,125
4.000%, 03/01/24	3,700	3,817,018
5.000%, 10/01/24	600	636,663
4.000%, 11/01/24	300	311,240
5.000%, 11/01/24	795	845,104
5.000%, 10/01/25	1,710	1,849,704
5.000%, 12/01/25	3,000	3,255,807
3.000%, 03/01/26	1,250	1,269,727
5.000%, 08/01/26	5,040	5,541,095
4.000%, 11/01/26	1,735	1,842,834
5.000%, 11/01/26	3,050	3,368,375
5.000%, 12/01/26	790	873,728
3.500%, 08/01/27	2,905	3,018,407

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	6,735	$7,513,264
5.000%, 10/01/27	2,595	2,901,902
5.000%, 11/01/27	225	251,913
5.000%, 08/01/28	730	822,725
State of California (GO) Series A
5.000%, 09/01/22	1,000	1,012,354
State of California (GO) Series B
5.000%, 09/01/26	2,515	2,769,217
State of California (GO) (AMBAC)
5.000%, 02/01/27	625	691,757
Stockton Unified School District (GO)
5.000%, 08/01/26	1,835	1,986,289
Sylvan Union School District (GO)
5.000%, 08/01/26	620	680,594
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	409,299
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	109,773
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	446,904
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	530,174
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,081,510
University of California (RB) Series AF
5.000%, 05/15/22	750	750,972
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,365,622
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,029,628
University of California (RB) Series AO
5.000%, 05/15/27	3,520	3,776,501

149

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	$1,146,203
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	150,670
West Basin Municipal Water District
5.000%, 08/01/26	450	493,979
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	3,513,263

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	$246,682

TOTAL MUNICIPAL BONDS		241,800,982

TOTAL INVESTMENT SECURITIES (Cost $251,221,926)		242,100,982

TOTAL INVESTMENTS — (100.0%) (Cost $251,221,926)		$242,100,982

As of April 30, 2022, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	4.492%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	$7,616	$7,616
Bank of America Corp	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	251,273	251,273
Bank of America Corp	3.030%	Fixed	CPI	Maturity	USD	6,000,000	05/17/23	—	—	432,033	432,033
Bank of America Corp	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	439,857	439,857
Bank of America Corp	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	299,287	299,287
Bank of America Corp	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	282,265	282,265
Bank of America Corp	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	190,347	190,347
Bank of America Corp	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	278,519	278,519
Bank of America Corp	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	213,988	213,988
Bank of America Corp	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	804,934	804,934
Bank of America Corp	2.700%	Fixed	CPI	Maturity	USD	4,000,000	08/24/24	—	—	290,444	290,444
Bank of America Corp	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	405,768	405,768
Bank of America Corp	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	488,043	488,043
Bank of America Corp	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	1,069,872	1,069,872
Bank of America Corp	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	597,954	597,954

150

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.320%	Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	$354,926	$354,926
Bank of America Corp	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	649,191	649,191
Bank of America Corp	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	670,933	670,933
Bank of America Corp	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,191,305	1,191,305
Bank of America Corp	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	433,367	433,367
Bank of America Corp	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	975,384	975,384
Bank of America Corp	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	506,499	506,499
Bank of America Corp	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	897,078	897,078
Citibank, N.A	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	159,493	159,493
Citibank, N.A	3.605%	Fixed	CPI	Maturity	USD	4,000,000	02/01/23	—	—	111,035	111,035
Citibank, N.A	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	282,586	282,586
Citibank, N.A	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	141,068	141,068
Citibank, N.A	3.015%	Fixed	CPI	Maturity	USD	4,000,000	05/12/23	—	—	290,777	290,777
Citibank, N.A	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	311,764	311,764
Citibank, N.A	2.313%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	566,254	566,254
Citibank, N.A	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	532,010	532,010
Citibank, N.A	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	592,004	592,004
Citibank, N.A	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	910,548	910,548
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	807,017	807,017
Citibank, N.A	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	545,554	545,554
Citibank, N.A	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	589,235	589,235
Citibank, N.A	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	962,232	962,232
Citibank, N.A	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	506,327	506,327
Morgan Stanley and Co.
International	3.295%	Fixed	CPI	Maturity	USD	6,000,000	04/22/29	—	—	24,018	24,018

Total Appreciation										$19,062,805	$19,062,805

Total Appreciation (Depreciation)										$19,062,805	$19,062,805

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$241,800,982	—	$241,800,982
Cash Collateral	—	300,000	—	300,000
Swap Agreements**	—	19,062,805	—	19,062,805

TOTAL	—	$261,163,787	—	$261,163,787

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

151

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama State (GO) Series A
5.000%, 08/01/23	300	$310,833
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,067,282
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,415	1,571,169

TOTAL ALABAMA		2,949,284

ALASKA — (0.1%)
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	768,959

ARIZONA — (0.6%)
City of Phoenix
5.000%, 07/01/24	240	253,164
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	468,448
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	1,400	1,477,134
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,155,052

TOTAL ARIZONA		4,353,798

CALIFORNIA — (2.5%)
Los Angeles Unified School District
5.000%, 07/01/25	1,500	1,611,550
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	144,764

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
3.000%, 03/01/26	1,000	$1,015,781
3.500%, 08/01/27	5,000	5,195,193
5.000%, 08/01/27	270	301,200
5.000%, 10/01/27	2,000	2,236,533
State of California (GO) Series B
5.000%, 09/01/26	2,195	2,416,871
State of California
5.000%, 04/01/29	1,000	1,134,995
5.000%, 10/01/29	3,045	3,308,246

TOTAL CALIFORNIA		17,365,133

COLORADO — (2.1%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,650,904
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,041,057
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,221,202
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	500	551,661
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	1,932,342
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,509,802
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	585,548

152

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CONTINUED

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	165	$183,091
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	310	337,432
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	2,280	2,427,361

TOTAL COLORADO		14,440,400

CONNECTICUT — (0.8%)
City of Danbury (GO) Series B
4.000%, 07/15/26	265	280,940
4.000%, 07/15/27	300	321,161
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	511,570
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,125,136
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,420,286

TOTAL CONNECTICUT		5,659,093

DELAWARE — (0.4%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	824,668
Kent County (GO)
4.000%, 09/01/24	415	430,600
New Castle County (GO)
5.000%, 10/01/23	1,600	1,664,477

TOTAL DELAWARE		2,919,745

DISTRICT OF COLUMBIA — (0.4%)
District of Columbia (GO) Series
5.000%, 06/01/25	320	343,725
District of Columbia (GO) Series B
5.000%, 06/01/25	810	870,052
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	774,453

	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
5.000%, 07/01/27	1,000	$1,113,169

TOTAL DISTRICT OF COLUMBIA		3,101,399

FLORIDA — (4.9%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,083,745
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	704,330
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	467,841
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	1,000	1,079,887
Florida State (GO)
5.000%, 07/01/25	1,000	1,080,062
5.000%, 07/01/24	1,900	2,007,981
Florida State (GO) Series A
5.000%, 06/01/24	350	368,971
Florida State (GO) Series B
5.000%, 06/01/24	2,000	2,108,408
5.000%, 06/01/25	1,000	1,076,911
Florida State
5.000%, 06/01/29	2,000	2,303,697
Miami-Dade County (GO)
5.000%, 07/01/28	10,385	11,747,274
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,642,295
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/25	3,250	3,516,627
Palm Beach County (RB)
5.000%, 11/01/23	810	843,507
School District of Broward County (GO)
5.000%, 07/01/25	3,855	4,136,824

TOTAL FLORIDA		34,168,360

GEORGIA — (3.8%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,000	1,088,490
Georgia State
5.000%, 02/01/25	2,500	2,676,319
Georgia State (GO) Series A
5.000%, 07/01/26	4,490	4,943,900

153

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CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	$2,222,026
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,596,582
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	4,774,316
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	3,000	3,366,987
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,500	1,573,989
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,163,409
State of Georgia (GO) Series A
5.000%, 07/01/26	3,000	3,303,274

TOTAL GEORGIA		26,709,292

HAWAII — (2.6%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	155,917
5.000%, 10/01/25	725	783,490
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	1,059,936
5.000%, 07/01/25	1,000	1,075,313
Hawaii State
5.000%, 10/01/27	3,220	3,473,208
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,124,205
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,066,897
5.000%, 10/01/25	2,790	3,017,938
Hawaii State (GO) Series FH
4.000%, 10/01/30	4,000	4,205,650
Maui County (GO)
5.000%, 03/01/26	200	218,642

TOTAL HAWAII		18,181,196

ILLINOIS — (0.4%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,172,683

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	$631,666

TOTAL ILLINOIS		2,804,349

IOWA — (0.6%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	526,177
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,455,957
City of Urbandale
5.000%, 06/01/26	605	661,573
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,356,161

TOTAL IOWA		3,999,868

KANSAS — (1.2%)
City of Leawood (GO) Series A
4.000%, 09/01/25	1,035	1,085,504
4.000%, 09/01/26	1,135	1,203,951
City of Merriam (GO)
5.000%, 10/01/25	800	868,090
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,511,394
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	551,683
Johnson County (GO) Series B
5.000%, 09/01/22	650	657,552
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	247,917
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	779,584
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,098,065

TOTAL KANSAS		8,003,740

154

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CONTINUED

	Face Amount^	Value†
	(000)
KENTUCKY — (0.8%)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	$1,906,880
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,465,313

TOTAL KENTUCKY		5,372,193

LOUISIANA — (0.1%)
Louisiana State (GO) Series C
5.000%, 08/01/23	500	517,428

MAINE — (0.1%)
City of Portland
5.000%, 05/01/25	245	263,201
Maine State (GO) Series B
4.000%, 06/01/26	500	530,182

TOTAL MAINE		793,383

MARYLAND — (9.2%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,615,087
5.000%, 10/01/25	650	705,101
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,550,044
Baltimore County (GO)
5.000%, 08/01/22	600	605,444
5.000%, 03/01/26	6,905	7,551,279
5.000%, 03/01/28	1,335	1,509,985
Charles County (GO)
5.000%, 10/01/25	2,945	3,194,649
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,275,595
Harford County (GO)
5.000%, 10/01/25	2,750	2,983,119
Harford County (GO) Series A
5.000%, 10/01/29	1,920	2,221,366
Harford County (GO) Series B
5.000%, 01/15/29	1,020	1,168,654
Howard County (GO) Series
5.000%, 08/15/24	2,720	2,881,907
Howard County (GO) Series A
5.000%, 08/15/29	840	970,199
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,363,670

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Maryland State
5.000%, 08/01/27	1,000	$1,121,806
Maryland State (GO) Series
5.000%, 03/15/27	1,500	1,672,335
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	2,161,997
5.000%, 03/15/26	1,000	1,094,442
5.000%, 08/01/27	3,500	3,926,322
Maryland State (GO) Series B
4.000%, 08/01/23	850	870,412
5.000%, 08/01/24	1,000	1,058,827
5.000%, 08/01/27	500	560,903
Maryland State (GO) Series C
4.000%, 03/01/29	2,940	3,182,388
Montgomery County (GO) Series A
5.000%, 11/01/24	2,000	2,129,051
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,041,658
Prince County George’s (GO) Series A
5.000%, 07/15/24	770	814,306
4.000%, 09/01/24	2,500	2,592,825
5.000%, 07/15/29	3,500	4,038,023
Queen County Anne’s (GO)
5.000%, 07/15/25	1,235	1,332,995
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	690,777
Wicomico County (GO) Series
5.000%, 12/01/25	905	984,435
5.000%, 12/01/26	2,065	2,287,628

TOTAL MARYLAND		64,157,229

MASSACHUSETTS — (3.0%)
City of Beverly (GO)
5.000%, 03/15/25	500	535,938
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	256,149
City of Quincy (GO)
5.000%, 01/15/25	405	432,053
City of Springfield
5.000%, 03/01/29	2,340	2,670,232

155

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	$291,702
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,081,838
City of Worcester
5.000%, 02/15/29	1,225	1,392,947
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,370,132
5.000%, 09/01/28	2,000	2,266,542
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,600	1,718,600
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	426,111
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,810,384
Town of Milford (GO)
5.000%, 12/01/25	1,000	1,085,984
Town of Nantucket
5.000%, 10/01/26	1,500	1,661,373
Town of Norwood (GO)
5.000%, 03/15/29	340	389,789
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,245,082

TOTAL MASSACHUSETTS		20,634,856

MICHIGAN — (0.3%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,358,724
Michigan State (GO) Series B
4.000%, 11/01/25	1,000	1,052,983

TOTAL MICHIGAN		2,411,707

MINNESOTA — (3.1%)
City of Saint Paul
5.000%, 09/01/29	1,040	1,196,681
City of Saint Paul (GO) Series A
5.000%, 03/01/25	2,020	2,162,300
Hennepin County (GO) Series A
5.000%, 12/01/26	1,250	1,384,192
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,358,966

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/27	4,735	$5,260,872
Minnesota State
4.000%, 08/01/26	550	584,273
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,246,188
Minnesota State (GO) Series A-
5.000%, 09/01/29	1,375	1,587,088
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	1,906,295
Minnesota State (GO) Series E
5.000%, 08/01/22	760	766,820
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,228,889
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,167,616

TOTAL MINNESOTA		21,850,180

MISSOURI — (1.9%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,842,612
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,655,076
Saint Louis County (GO)
5.000%, 02/01/23	2,545	2,605,995
5.000%, 02/01/25	1,270	1,355,725
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	5,445,771

TOTAL MISSOURI		12,905,179

156

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CONTINUED

	Face Amount^	Value†
	(000)
NEBRASKA — (1.6%)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	$2,554,706
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,334,247
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	630,118
Sarpy County
5.000%, 06/01/25	1,925	2,069,245
5.000%, 06/01/26	1,115	1,222,017

TOTAL NEBRASKA		10,810,333

NEVADA — (1.0%)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	426,361
Nevada State (GO) Series C
5.000%, 11/01/24	450	478,924
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,334,148
Washoe County School District
5.000%, 04/01/29	3,010	3,436,619
5.000%, 10/01/29	1,125	1,290,981

TOTAL NEVADA		6,967,033

NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	797,717
New Hampshire State (GO) Series A
5.000%, 03/01/29	1,500	1,724,791

TOTAL NEW HAMPSHIRE		2,522,508

NEW JERSEY — (1.2%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,018,497
3.000%, 02/01/25	910	921,231
Monmouth County (GO)
5.000%, 07/15/26	1,200	1,318,746
Montville Township (GO)
3.000%, 10/01/25	500	508,999
Princeton (GO)
3.000%, 09/15/24	1,515	1,538,797
2.000%, 12/15/25	1,815	1,774,388

TOTAL NEW JERSEY		8,080,658

	Face Amount^	Value†
	(000)
NEW MEXICO — (0.8%)
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	$219,636
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,469,054
Santa Fe County (GO)
5.000%, 07/01/22	710	714,337

TOTAL NEW MEXICO		5,403,027

NEW YORK — (3.1%)
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,267,717
5.000%, 08/01/25	1,700	1,825,576
City of New York (GO) Series C
5.000%, 08/01/22	500	504,536
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,559,133
New York State Dormitory Authority (RB)
5.000%, 02/15/25	150	160,125
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	600	616,138
5.000%, 03/15/28	4,000	4,487,426
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	300	314,532
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,668,409
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	350	374,046
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	534,647
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	313,070
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	541,179

157

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,500	$1,600,396

TOTAL NEW YORK		21,766,930

NORTH CAROLINA — (2.8%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,307,884
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,107,952
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	880,242
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,586,565
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,156,293
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,320,627
5.000%, 06/01/25	655	706,186
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	3,724,996
North Carolina State (GO) Series D
4.000%, 06/01/23	350	357,453
Wake County (GO)
5.000%, 04/01/25	4,000	4,297,317

TOTAL NORTH CAROLINA		19,445,515

NORTH DAKOTA — (0.2%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,206,144

OHIO — (3.0%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,390,349
City of Columbus (GO) Series A
3.000%, 07/01/22	835	837,427
5.000%, 04/01/29	2,000	2,295,679
City of Columbus (GO) Series B
5.000%, 02/15/23	475	486,813

	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	$1,548,486
Cuyahoga County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	3,545	3,772,289
Ohio State (GO) Series A
5.000%, 09/15/22	750	759,256
5.000%, 02/01/24	2,820	2,951,860
5.000%, 09/01/26	1,500	1,650,973
Ohio State (GO) Series B
5.000%, 06/15/22	450	451,897
5.000%, 09/01/24	2,000	2,119,295
Ohio State (GO) Series C
5.000%, 08/01/28	2,000	2,267,532
Ohio State (GO) Series W
4.000%, 05/01/24	215	222,230
4.000%, 05/01/25	215	224,762

TOTAL OHIO		20,978,848

OKLAHOMA — (1.2%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,708,627
4.000%, 03/01/25	1,255	1,311,410
City of Tulsa (GO)
5.000%, 03/01/24	200	209,695
5.000%, 03/01/26	2,750	3,000,020
Oklahoma City Water Utilities Trust (RB)
5.000%, 07/01/34	1,885	2,047,514

TOTAL OKLAHOMA		8,277,266

OREGON — (2.5%)
City of Salem (GO)
5.000%, 06/01/26	1,220	1,338,736
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	421,515
Jackson County (GO)
4.000%, 06/01/23	40	40,826
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	955,290
5.000%, 06/15/28	2,500	2,833,651
Multnomah County (GO) Series A
5.000%, 06/15/29	250	287,234

158

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	$1,075,913
Oregon State (GO)
5.000%, 05/01/25	700	752,097
Oregon State (GO) Series A
5.000%, 05/01/26	1,000	1,094,834
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,224,149
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,378,446
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	162,083
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	685,596
Washington County (GO)
5.000%, 03/01/24	3,000	3,145,426
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,312,415

TOTAL OREGON		17,708,211

PENNSYLVANIA — (0.9%)
Berks County (GO)
5.000%, 11/15/22	445	453,143
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	2,037,446
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	2,992,932

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	$57,687
5.000%, 03/01/25	130	138,753
Township of Lower Merion (GO)
5.000%, 05/01/29	605	696,507

TOTAL PENNSYLVANIA		6,376,468

RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series B
5.000%, 08/01/29	2,000	2,229,035

SOUTH CAROLINA — (4.3%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,492,525
Clemson University (RB) Series B
5.000%, 05/01/25	750	803,348
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,323,749
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/23	3,985	4,047,607
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	6,535	7,004,629
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,384,564
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	950,109
South Carolina State (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,326,400
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,741,665
3.000%, 04/01/26	1,500	1,528,466

159

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	$1,170,700
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,409,419

TOTAL SOUTH CAROLINA		30,183,181

TENNESSEE — (4.6%)
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/26	865	946,541
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	4,050	4,273,138
5.000%, 07/01/25	1,775	1,910,363
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	3,000	3,417,098
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,094,834
City of Memphis (GO) Series A
5.000%, 04/01/25	2,530	2,710,669
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,647,209
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,076,603
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	653,885
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/25	2,325	2,503,777
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	275	307,248
Sumner County (GO)
5.000%, 12/01/22	640	652,010
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,081,975
Williamson County (GO)
5.000%, 04/01/29	3,620	4,160,108

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Williamson County (GO) Series
5.000%, 04/01/26	1,015	$1,111,448
5.000%, 04/01/28	1,325	1,500,466
5.000%, 05/01/28	2,700	3,061,216

TOTAL TENNESSEE		32,108,588

TEXAS — (16.3%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	143,471
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,605,012
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	165	177,722
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	263,750
Bexar County (GO)
4.000%, 06/15/26	650	686,653
5.000%, 06/15/26	1,625	1,781,751
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,135,555
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,693,405
City of Amarillo (GO)
2.000%, 02/15/24	725	719,685
2.000%, 02/15/25	725	711,993
4.000%, 02/15/26	1,685	1,773,014
City of Arlington (GO) Series A
5.000%, 08/15/23	2,090	2,166,920
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,119,344
City of Austin (GO)
5.000%, 09/01/23	500	519,077
5.000%, 11/01/23	1,895	1,974,815
5.000%, 09/01/26	2,500	2,748,390
5.000%, 09/01/27	2,255	2,518,640

160

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	$2,072,562
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,528,967
City of Celina (GO)
4.125%, 09/01/25	1,415	1,490,591
4.125%, 09/01/26	2,520	2,678,475
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	127,536
5.000%, 10/01/25	500	542,214
City of Fort Worth (GO)
5.000%, 03/01/28	2,000	2,169,642
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,464,396
5.000%, 02/15/25	4,380	4,680,527
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,656,759
5.000%, 02/15/28	3,495	3,926,519
City of Garland (GO) Series A
5.000%, 02/15/24	200	209,293
City of Houston (GO) Series A
5.000%, 03/01/26	1,000	1,088,245
City of Irving (GO)
5.000%, 09/15/25	1,750	1,884,291
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	822,189
City of Midland (GO)
5.000%, 03/01/28	1,200	1,348,304
City of Pearland (GO)
5.000%, 03/01/25	500	534,090
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,180,691
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	163,874
4.000%, 08/15/24	140	144,953
County of Collin (GO)
5.000%, 02/15/25	1,010	1,079,863

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	$3,441,218
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,625,923
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	528,616
Fort Bend Independent School District
5.000%, 08/15/24	170	179,514
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,335,844
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	485,204
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	750	801,878
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	220,296
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,133,165
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,867,249
Harris County (GO)
5.000%, 10/01/26	400	441,269
Harris County (GO) Series A
5.000%, 10/01/23	1,565	1,627,399
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	605,055
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,049,422
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,095,083
5.000%, 02/15/25	1,515	1,615,575

161

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,750	$1,902,821
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,765	1,922,459
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	740,865
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	946,741
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	129,752
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,045,750
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	72,761
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,047,900
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	892,889
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	6,230,791
Texas State (GO)
5.000%, 10/01/23	375	389,792
5.000%, 08/01/26	1,420	1,560,581
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,547,347
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,342,306
5.000%, 10/01/25	2,465	2,669,749
Texas State
5.000%, 08/01/25	1,025	1,105,888

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/26	325	$352,229
University of Texas System (RB) Series C
5.000%, 08/15/24	1,000	1,056,318
University of Texas System (RB) Series J
5.000%, 08/15/25	3,000	3,233,803
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	300	339,394
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	109,374
Williamson County (GO)
4.000%, 02/15/26	4,000	4,207,457
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,297,529

TOTAL TEXAS		113,730,384

UTAH — (2.1%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,740,624
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,522,997
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,692,278
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,154,947
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,708,150
Utah State (GO)
5.000%, 07/01/24	2,000	2,116,273
Utah State (GO) Series B
5.000%, 07/01/24	575	608,429

162

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CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Utah Transit Authority (RB) Series A-SUB
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	700	$754,270

TOTAL UTAH		14,297,968

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,037,062

VIRGINIA — (4.1%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,461,870
City of Hampton (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 09/01/22	75	75,856
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	400	404,794
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,200,996
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,704,895
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	1,004,874
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,538,219
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	750	803,463
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,414,095
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,356,027
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,667,129
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,131,850
5.000%, 12/01/25	1,800	1,958,637
Loudoun County (GO) Series B
5.000%, 12/01/26	2,270	2,512,657

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	$2,361,340
Virginia College Building Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/25 (Pre-refunded @ $100, 9/1/24)	1,985	2,103,400

TOTAL VIRGINIA		28,700,102

WASHINGTON — (7.2%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	960	1,044,262
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	210,716
5.000%, 07/01/25	100	107,374
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	221,278
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,175,547
5.000%, 05/01/26	3,165	3,471,465
5.000%, 12/01/26	1,500	1,663,086
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,313,122
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,940	2,069,186
County of King (GO) Series A
4.000%, 01/01/26	500	527,382
King County (GO) Series E
5.000%, 12/01/25	1,275	1,386,911
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,087,773
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,103,181
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,503,361

163

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	$2,041,387
4.000%, 12/01/25	1,370	1,443,574
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,405,346
5.000%, 07/01/28	1,500	1,639,195
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	620,708
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,175,547
Spokane County (GO)
5.000%, 12/01/28	1,200	1,364,713
State of Washington
5.000%, 02/01/34	2,435	2,619,544
Washington State (GO) Series
5.000%, 02/01/28	1,000	1,106,341
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	1,838,701
Washington State (GO) Series B
5.000%, 07/01/24	800	844,944
5.000%, 07/01/25	475	511,524
Washington State (GO) Series C
5.000%, 02/01/23	500	511,833
5.000%, 02/01/25	1,000	1,067,775
Washington State (GO) Series D
5.000%, 06/01/24	2,225	2,345,604
5.000%, 06/01/25	1,260	1,354,578
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,696,809
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,472,458

TOTAL WASHINGTON		49,945,225

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	522,000

	Face Amount^	Value†
	(000)
WISCONSIN — (2.9%)
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	$1,061,671
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,112,833
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	358,605
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,665,302
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,257,303
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	2,856,569
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	620	671,600
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	215,320
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	3,000,944
5.000%, 05/01/29	1,250	1,427,054
Wisconsin State (GO) Series 3
5.000%, 11/01/22	75	76,277
Wisconsin State (GO) Series A
5.000%, 05/01/25	970	1,041,029
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,000	2,146,451
5.000%, 05/01/27	3,000	3,337,299

TOTAL WISCONSIN		20,228,257

TOTAL MUNICIPAL BONDS Cost ($ 731,179,344)		696,591,514

TOTAL INVESTMENTS — (100.0%) (Cost $ 731,179,344)		$696,591,514

164

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$696,591,514	—	$696,591,514

TOTAL	—	$696,591,514	—	$696,591,514

See accompanying Notes to Financial Statements.

165

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.1%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/22)	1,000	$1,011,419
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	400	410,966
5.000%, 03/01/25	245	260,530

TOTAL ALABAMA		1,682,915

ALASKA — (0.1%)
Municipality of Anchorage (TAN)
1.500%, 12/15/22	3,000	2,997,723

ARIZONA — (1.5%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	4,285	4,512,464
Arizona State Lottery Revenue
5.000%, 07/01/23	5,000	5,167,787
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	3,018,130
City of Chandler (GO)
5.000%, 07/01/22	6,225	6,262,825
5.000%, 07/01/23	5,000	5,168,957
City of Phoenix
5.000%, 07/01/24	760	801,685
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,509,040
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/23	1,425	1,473,153
5.000%, 07/01/24	675	712,190
Pima County (GO)
4.000%, 07/01/23	1,050	1,073,499

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Town of Gilbert
5.000%, 07/15/24	5,145	$5,437,841

TOTAL ARIZONA		35,137,571

ARKANSAS — (0.1%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	300	319,591
University of Arkansas
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	1,685,686

TOTAL ARKANSAS		2,005,277

CALIFORNIA — (6.7%)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/35 (Pre-refunded @ $100, 6/1/23)	1,000	1,021,078
City of Los Angeles (RN)
4.000%, 06/23/22	38,000	38,156,146
East Side Union High School District (GO) Series C
3.000%, 08/01/22	7,540	7,572,152
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,183,171
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,107,118
4.000%, 08/01/23	1,125	1,150,338
Los Angeles County (RN)
4.000%, 06/30/22	10,000	10,046,058
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	9,307,285
Orange County Transportation Authority
5.000%, 10/15/24	15,000	15,904,210

166

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County (RN)
2.000%, 06/30/22	6,250	$6,259,314
Riverside County Transportation Commission (RB) Series A
¤ 5.250%, 06/01/30 (Pre-refunded @ $100, 6/1/23)	2,000	2,066,495
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	19,670	19,762,036
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	10,790	10,862,958
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,444,985
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	1,600	1,613,859
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	820	825,009
State of California (GO)
5.000%, 04/01/24	3,000	3,153,464
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	10,385	10,398,182
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	953,452

TOTAL CALIFORNIA		152,787,310

COLORADO — (3.2%)
Board of Water Commissioners City & County of Denver
5.000%, 09/15/24	1,365	1,449,272
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/22	3,420	3,465,132

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	$1,968,594
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	3,878,068
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/22	1,200	1,222,282
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/22	870	886,154
5.000%, 11/15/23	1,415	1,476,924
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	885	943,546
Colorado State Education Loan Program (RN) Series A
4.000%, 06/29/22	40,000	40,180,744
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	11,950	12,186,107
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,500	1,529,374
Jefferson County (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,180	1,204,333
Regional Transportation District (COP)
5.000%, 06/01/29	300	319,396
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,370	1,430,281
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,014,205

TOTAL COLORADO		73,154,412

CONNECTICUT — (4.7%)
City of Bridgeport CT
5.000%, 08/15/26	2,620	2,854,692

167

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CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Bristol (GO)
5.000%, 03/15/24	735	$772,168
City of Danbury (GO) (BAN)
1.000%, 07/14/22	25,000	24,989,630
City of Danbury (GO) Series A
4.000%, 07/15/22	1,200	1,206,573
4.000%, 07/15/23	1,200	1,227,418
City of Danbury (GO) Series B
4.000%, 07/15/22	2,775	2,790,200
City of Middletown (GO)
5.000%, 04/01/23	3,220	3,310,024
City of New Haven (GO) Series A
5.000%, 08/01/22	575	579,745
5.000%, 08/01/23	375	387,133
City of New Haven (GO) Series B
5.000%, 08/01/26	100	108,514
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	316,972
City of New London (BAN)
3.000%, 03/16/23	15,000	15,138,512
Connecticut State
4.000%, 01/15/25	10,750	11,160,268
Town of Cheshire (GO) Series B
4.000%, 07/15/22	1,500	1,508,338
Town of Greenwich (BAN)
2.000%, 02/09/23	30,000	30,043,494
Town of New Canaan (GO) Series
4.000%, 12/15/23	1,255	1,292,073
Town of North Branford (GO) (BAN)
2.000%, 08/04/22	1,000	1,001,864
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	1,111,028
Town of Southington (GO)
4.000%, 01/15/23	1,015	1,031,126
Town of Windham (GO)
1.000%, 09/29/22	5,000	4,991,313
University of Connecticut
5.000%, 02/15/24	1,625	1,696,440

TOTAL CONNECTICUT		107,517,525

	Face Amount^	Value†
	(000)
DELAWARE — (0.5%)
Delaware State (GO)
5.000%, 02/01/23	9,000	$9,214,346
Delaware State (GO) Series B
5.000%, 07/01/22	1,250	1,257,636

TOTAL DELAWARE		10,471,982

FLORIDA — (2.7%)
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,562,590
Florida State (GO) Series A
5.000%, 07/01/22	6,130	6,167,551
5.000%, 07/01/24	8,755	9,252,564
Florida State (GO) Series B
5.000%, 06/01/22	2,500	2,507,453
Florida State (GO) Series F
5.000%, 06/01/22	245	245,730
Indian River County District School Board Series A
5.000%, 07/01/24	250	262,369
Miami-Dade County (GO)
5.000%, 07/01/24	1,400	1,477,741
Miami-Dade County Aviation Revenue (RB) Series B
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/22)	1,445	1,465,861
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,092,577
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/23	300	310,494
Okaloosa County School Board Series A
5.000%, 10/01/25	875	943,509
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/22	2,000	2,029,207
5.000%, 10/01/23	3,600	3,744,562
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	392,368
School Board of Miami-Dade County
5.000%, 11/01/25	2,000	2,114,584
School District of Broward County (RN)
2.000%, 06/30/22	20,000	20,027,860

168

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (GO)
5.000%, 07/01/22	1,660	$1,669,786
5.000%, 07/01/26	2,775	3,033,658
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,402,655
School District of Broward County Series B
5.000%, 07/01/25	285	306,195

TOTAL FLORIDA		61,009,314

GEORGIA — (2.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/22	2,100	2,141,123
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,204,979
Georgia State (GO) Series A
5.000%, 07/01/22	8,500	8,553,047
5.000%, 08/01/22	8,550	8,629,278
5.000%, 07/01/23	10,000	10,349,633
Gwinnett County School District (GO) Series B
5.000%, 08/01/25	6,330	6,842,719
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/22	3,500	3,521,867
Henry County (GO)
5.000%, 05/01/22	600	600,000
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,007,980
Paulding County Hospital Authority (RB)
5.000%, 04/01/25	50	53,280
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	1,506,285
Private Colleges & Universities Authority
5.000%, 04/01/23	325	333,638
Troup County School District
4.000%, 08/01/23	1,060	1,082,953

TOTAL GEORGIA		51,826,782

	Face Amount^	Value†
	(000)
HAWAII — (1.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	730	$758,795
City & County of Honolulu (GO) Series F
5.000%, 07/01/22	1,250	1,257,616
Hawaii County
5.000%, 09/01/24	500	529,240
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,053,692
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,185,348
Hawaii State (GO) Series EZ
5.000%, 10/01/22	7,040	7,141,341
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,030	1,050,018
Maui County (GO)
5.000%, 03/01/23	2,305	2,364,453

TOTAL HAWAII		28,340,503

ILLINOIS — (1.2%)
City of Springfield Electric Revenue
5.000%, 03/01/26	1,440	1,526,834
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	218,481
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	3,028,338
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	7,591,785
Illinois State (GO)
5.000%, 02/01/24	1,715	1,778,430
Illinois State (GO) Series
5.000%, 12/01/24	5,425	5,686,589
Lake County Forest Preserve District (GO)
5.000%, 12/15/22	1,485	1,514,327
Maine Township High School District No. 207 (GO) Series
3.000%, 12/01/23	4,095	4,150,735
Will County Community Unit School District No. 201
5.000%, 01/01/23	900	918,228

169

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CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
5.000%, 01/01/24	390	$406,770

TOTAL ILLINOIS		26,820,517

INDIANA — (0.2%)
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/22	550	552,890
4.000%, 01/15/23	500	507,487
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	914,993
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,000	1,045,073
5.000%, 06/01/25	550	584,556
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	1,022,072

TOTAL INDIANA		4,627,071

IOWA — (0.5%)
Ankeny Community School District (GO) Series A
5.000%, 06/01/22	2,500	2,507,493
City of Ankeny (GO) Series A
5.000%, 06/01/22	4,495	4,508,365
City of Iowa City (GO)
5.000%, 06/01/23	1,080	1,114,453
College Community School District
3.000%, 06/01/24	240	242,993
3.000%, 06/01/25	405	410,697
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,283,515

TOTAL IOWA		11,067,516

KANSAS — (0.4%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	1,000	1,000,000
City of Leawood (GO)
1.500%, 09/01/22	2,500	2,500,545
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,609,223

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
City of Topeka KS
4.000%, 08/15/22	200	$201,425
4.000%, 08/15/23	1,530	1,563,711
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,140,799
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	291,472

TOTAL KANSAS		8,307,175

KENTUCKY — (0.2%)
Kentucky Municipal Power Agency (RB) (NATL)
5.000%, 09/01/31	235	253,445
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	690	748,594
Louisville & Jefferson County (RB)
5.000%, 12/01/35	3,115	3,124,312

TOTAL KENTUCKY		4,126,351

LOUISIANA — (2.1%)
Ascension Parish School Board
5.000%, 03/01/24	35	36,568
5.000%, 03/01/25	200	212,805
5.000%, 03/01/26	75	81,185
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	151,368
4.000%, 03/01/25	200	207,265
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,000	10,603,797
Louisiana State
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,270	6,613,360
5.000%, 06/15/33	3,650	3,849,882
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,235,962
5.000%, 03/01/23	7,105	7,283,510

170

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CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State (GO) Series B
5.000%, 08/01/22	975	$983,725
Louisiana State (RB) Series A
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	9,197,527
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,000	4,219,049
Louisiana State Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	1,118,057
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,250	1,312,273

TOTAL LOUISIANA		47,106,333

MAINE — (0.1%)
City of Portland
5.000%, 05/01/24	1,000	1,052,074
5.000%, 05/01/25	455	488,802
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/24	390	409,465
5.000%, 07/01/25	435	464,343

TOTAL MAINE		2,414,684

MARYLAND — (5.1%)
Anne County Arundel (GO)
5.000%, 10/01/22	4,115	4,175,264
5.000%, 10/01/24	6,560	6,970,373
Baltimore County (GO)
5.000%, 03/01/23	6,595	6,766,209
5.000%, 03/01/24	4,040	4,239,555
5.000%, 03/01/25	7,500	8,036,848
Baltimore County (BAN)
4.000%, 03/24/23	15,000	15,269,262
Carroll County (GO) Series A
4.000%, 11/01/22	1,605	1,624,918
Harford County (GO) Series A
5.000%, 10/01/24	2,800	2,975,160

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Harford County (GO) Series B
5.000%, 01/15/24	2,225	$2,327,329
5.000%, 08/15/22	7,935	8,015,455
Maryland State
5.000%, 03/15/23	1,600	1,643,174
5.000%, 08/01/24	4,345	4,600,605
Maryland State (GO) Series 1
5.000%, 06/01/23	3,010	3,106,349
Maryland State (GO) Series B
4.000%, 08/01/23	7,355	7,531,627
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	2,500	2,522,434
Maryland State Department of Transportation (RB)
5.000%, 12/15/22	11,270	11,500,293
5.000%, 09/01/23	2,630	2,729,286
Montgomery County (GO) Series A
4.000%, 08/01/22	11,000	11,074,992
Prince County George’s (GO) Series A
5.000%, 07/15/22	10,000	10,075,469
Queen County Anne’s (GO)
5.000%, 07/15/22	1,550	1,561,571

TOTAL MARYLAND		116,746,173

MASSACHUSETTS — (7.7%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,562,276
City of Attleboro (GO)
1.000%, 11/01/22	10,000	9,974,304
City of Beverly (GO)
5.000%, 03/15/23	1,215	1,247,360
City of Boston
5.000%, 11/01/23	4,115	4,290,178
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,237,707
City of Fall River (BAN)
3.000%, 02/03/23	12,000	12,104,267
City of Framingham (GO)
5.000%, 06/15/22	1,755	1,762,754
5.000%, 12/15/22	480	489,749
5.000%, 12/15/23	1,565	1,633,926
City of Quincy (GO) (BAN)
1.000%, 06/10/22	31,000	30,997,362
1.000%, 07/08/22	10,000	9,997,961

171

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Somerville (GO) (BAN)
2.000%, 06/03/22	35,000	$35,025,210
City of Worcester (GO)
5.000%, 02/15/23	1,800	1,844,765
Commonwealth of Massachusetts
5.000%, 12/01/23	5,500	5,742,003
5.000%, 11/01/24	4,700	4,998,563
Commonwealth of Massachusetts (GO)
5.000%, 07/01/24	2,335	2,465,168
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	3,740	3,888,358
North Middlesex Regional School District (BAN)
3.000%, 02/03/23	10,000	10,082,388
Town of Ashland (GO) (BAN)
2.000%, 08/08/22	10,000	10,019,145
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,319,407
Town of Dracut (GO)
5.000%, 07/15/22	1,275	1,284,388
Town of Needham MA (GO)
5.000%, 07/15/22	1,510	1,520,965
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,865,093
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,040,232
Town of Provincetown (GO)
5.000%, 09/15/22	1,350	1,367,614
Town of Watertown (GO)
5.000%, 02/01/23	2,445	2,503,414
Town of Wellesley (GO)
5.000%, 12/01/23	3,765	3,930,662
5.000%, 12/01/24	3,340	3,562,783
University of Massachusetts Building Authority Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,620	2,783,812

TOTAL MASSACHUSETTS		174,541,814

MICHIGAN — (1.4%)
Ann Arbor School District (GO) (Q-SBLF)
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/22)	1,810	1,810,000

	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
City of Detroit Sewage Disposal System Revenue
¤ 5.250%, 07/01/39 (Pre-refunded @ $100, 7/1/22)	6,000	$6,038,662
L’Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/25)	3,730	4,003,132
Michigan Finance Authority (RB)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/22)	3,000	3,043,310
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/22)	2,000	2,028,873
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	2,000	2,028,873
Michigan State Hospital Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	11,810	11,844,833
Oakland University (RB) Series A
5.000%, 03/01/24	130	135,612
5.000%, 03/01/25	155	164,651
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	275	283,323
4.000%, 05/01/25	460	478,722

TOTAL MICHIGAN		31,859,991

MINNESOTA — (2.0%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	1,450,484
City of Lakeville (GO) Series A
4.000%, 02/01/23	2,300	2,337,510
Hennepin County (GO) Series A
5.000%, 12/01/22	3,500	3,570,585
5.000%, 12/01/24	1,000	1,065,666

172

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	$370,212
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	6,006,970
Metropolitan Council (GO)
5.000%, 03/01/24	3,770	3,952,322
Metropolitan Council (GO) Series B
5.000%, 12/01/23	475	495,900
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/23	2,295	2,348,104
Minnesota State
2.000%, 08/01/23	1,000	1,000,430
5.000%, 08/01/23	1,495	1,550,486
Minnesota State (GO) Series B
2.000%, 08/01/22	2,500	2,504,219
5.000%, 09/01/22	2,000	2,023,770
5.000%, 08/01/24	1,230	1,302,635
Minnesota State (GO) Series D
5.000%, 08/01/22	5,000	5,044,867
5.000%, 10/01/24	800	850,433
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/23	2,200	2,219,693
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series A
5.000%, 02/01/24	1,910	1,997,970
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	1,606,506
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	155,803

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
University of Minnesota (RB) Series C
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	4,425	$4,582,564

TOTAL MINNESOTA		46,437,129

MISSISSIPPI — (0.0%)
City of Jackson (GO)
5.000%, 03/01/26	125	135,935

MISSOURI — (0.6%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	3,005	3,120,120
City of Kansas City (RB)
5.000%, 09/01/24	860	906,290
City of Kansas City (GO) Series A
3.000%, 02/01/23	1,995	2,011,969
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/23	1,750	1,787,897
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	887,130
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/23	1,750	1,794,553
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,000	1,067,702
State Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,330	1,392,244

TOTAL MISSOURI		12,967,905

MONTANA — (0.0%)
Montana Facility Finance Authority (RB)
5.000%, 06/01/24	405	423,924

173

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CONTINUED

	Face Amount^	Value†
	(000)
NEBRASKA — (0.8%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	$2,056,846
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,056,845
City of Omaha (GO)
5.000%, 04/15/23	1,100	1,131,655
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/23	1,515	1,581,902
5.000%, 12/01/24	3,695	3,942,419
Nebraska State Colleges Facilities Corp. (RB) (AGM)
5.000%, 07/15/25	275	294,609
5.000%, 07/15/26	645	702,337
Omaha Public Power District (RB) Series B
5.000%, 02/01/23	2,030	2,077,125
Papio-Missouri River Natural Resource District (GO)
¤ 3.250%, 12/15/33 (Pre-refunded @ $100, 6/15/22)	1,500	1,503,628
Public Power Generation Agency (RB)
5.000%, 01/01/28	300	318,111
5.000%, 01/01/29	650	688,895
Sarpy County
5.000%, 06/01/24	1,985	2,091,077

TOTAL NEBRASKA		18,445,449

NEVADA — (2.4%)
Clark County School District
5.000%, 06/15/24	1,210	1,271,055
5.000%, 06/15/26	510	554,405
Las Vegas Valley Water District
5.000%, 06/01/24	1,655	1,742,292
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/23	5,035	5,189,607
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/22	3,935	3,946,543

	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	7,930	$8,348,264
Nevada State (GO) Series B
5.000%, 11/01/23	15,675	16,335,214
Washoe County (GO)
5.000%, 07/01/22	4,950	4,979,915
Washoe County
5.000%, 03/01/23	1,030	1,056,308
Washoe County School District (GO) Series B
5.000%, 04/01/24	11,775	12,342,972

TOTAL NEVADA		55,766,575

NEW HAMPSHIRE — (0.2%)
New Hampshire State (GO) Series A
5.000%, 03/01/24	3,545	3,720,104

NEW JERSEY — (11.0%)
Bergen County (GO)
1.500%, 10/20/22	20,000	19,992,666
Bergen County (GO) (BAN) Series A
1.000%, 06/09/22	26,000	25,995,980
City of Jersey City (GO) (BAN) Series B & C
2.000%, 06/16/22	20,000	20,020,798
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	280,901
Mercer County (GO) (BAN) Series A
1.000%, 06/08/22	30,000	29,996,403
Middlesex County (GO) (BAN)
2.000%, 06/01/22	13,000	13,009,091
Monmouth County (GO)
5.000%, 07/15/22	3,415	3,439,937
Monmouth County (GO) Series B
5.000%, 01/15/24	3,610	3,776,026
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	850	876,043
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	681,571
¤ 5.250%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,000	1,081,859

174

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CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Economic Development Authority (RB) Series KK
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 9/1/22)	6,360	$6,434,741
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	315	336,248
5.000%, 07/01/26	670	726,666
New Jersey State
5.000%, 06/01/25	7,585	8,066,172
New Jersey Turnpike Authority (RB) Series
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	5,278,732
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/38 (Pre-refunded @ $100, 7/1/22)	1,000	1,006,043
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,673,461
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,363,731
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,718,732
Somerset County (GO)
1.000%, 09/07/22	10,000	9,983,306
South Jersey Transportation Authority (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/22)	1,920	1,951,144
Township of Berkeley Heights (GO) (BAN)
2.000%, 07/08/22	10,000	10,012,875
Township of Brick (GO) (BAN)
1.250%, 06/20/22	9,000	9,001,239
Township of Cherry Hill (BAN)
2.000%, 10/25/22	5,000	5,008,495

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of East Brunswick (GO)
1.000%, 02/15/23	1,405	$1,392,013
Township of North Brunswick (GO) (BAN) Series A
1.000%, 07/14/22	20,000	19,986,904
Township of South Orange Village (GO) (BAN)
1.500%, 07/07/22	8,000	8,002,717
Union County (GO) (BAN)
1.000%, 06/17/22	35,000	34,992,825

TOTAL NEW JERSEY		249,087,319

NEW MEXICO — (0.1%)
Central New Mexico Community College (GO) Series A
5.000%, 08/15/22	1,950	1,970,165

NEW YORK — (5.0%)
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	800	800,742
2.000%, 06/15/23	2,025	2,023,537
City of New York (GO)
5.000%, 08/01/25	930	998,697
City of New York (GO) Series
5.000%, 08/01/25	520	537,539
City of New York (GO) Series A-1
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/22)	1,000	1,014,437
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	1,000	1,014,437
City of New York (GO) Series B
5.000%, 08/01/22	2,220	2,240,142
City of New York (GO) Series E
5.000%, 08/01/22	3,000	3,027,219
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,383,052
City of Rochester (GO) Series II
2.000%, 08/03/22	7,000	7,013,670
City of Syracuse (GO) Series B
4.000%, 06/01/23	525	535,500

175

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of White Plains (GO) Series B
5.000%, 02/15/24	685	$719,288
Corning City School District (GO) (ST AID WITHHLDG) (BAN)
1.000%, 06/28/22	15,000	14,996,760
Genesee County (GO) (BAM)
3.000%, 03/15/24	500	506,552
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	1,535	1,539,650
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	410	420,242
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/26	700	758,426
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,450,348
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/24	2,035	2,152,148
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	1,430	1,468,461
5.000%, 03/15/25	310	331,481
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,036,260
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,049,739
New York State Dormitory Authority Series E
5.000%, 03/15/24	20,000	21,003,864
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	316,746
New York State Urban Development Corp.
5.000%, 03/15/24	2,205	2,315,676
5.000%, 03/15/25	6,225	6,640,316
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	5,400	5,401,828
Town of Hempstead (GO)
5.000%, 06/15/22	700	703,093

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of Oyster Bay
3.000%, 03/09/23	2,000	$2,013,782
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	10,000	10,006,859
Wappingers Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/11/22	3,000	3,004,116
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,605	1,638,297
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	2,280	2,297,114

TOTAL NEW YORK		113,360,018

NORTH CAROLINA — (2.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,101,726
County of Union NC Enterprise System Revenue (RB)
5.000%, 06/01/23	1,250	1,289,876
Durham County (GO)
3.000%, 06/01/22	2,135	2,138,180
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,292,589
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	1,969,844
Guilford County (GO) Series A
5.000%, 03/01/24	1,610	1,691,007
Guilford County (GO) Series B
4.000%, 03/01/24	2,500	2,581,242
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	6,534,475
North Carolina State (GO) Series A
5.000%, 06/01/22	2,500	2,507,553

176

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
5.000%, 06/01/24	5,570	$5,875,404
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	2,888,701
North Carolina Turnpike Authority
5.000%, 02/01/24	5,360	5,563,863
Town of Holly Springs (GO)
5.000%, 06/01/22	1,500	1,504,555
5.000%, 06/01/23	1,000	1,032,118
Wake Country
5.000%, 03/01/24	1,010	1,058,960
Wake County (GO) Series A
5.000%, 02/01/24	8,350	8,740,437
Wake County (GO) Series B
5.000%, 05/01/22	2,100	2,100,000
5.000%, 02/01/24	4,410	4,616,207

TOTAL NORTH CAROLINA		56,486,737

NORTH DAKOTA — (0.1%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/22	2,200	2,219,851

OHIO — (2.1%)
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/24	430	453,984
American Municipal Power, Inc. (RB)
5.000%, 02/15/23	500	511,170
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	1,033,557
City of Columbus (GO) Series A
5.000%, 04/01/23	1,300	1,335,628
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,181,297
Hamilton County (RB)
¤ 5.500%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	3,100	3,110,342
Ohio State (GO) Series
5.000%, 11/01/23	1,410	1,469,388
Ohio State (GO) Series A
5.000%, 06/15/22	500	502,108
5.000%, 06/15/23	1,000	1,032,888

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State (GO) Series B
5.000%, 09/15/23	2,270	$2,358,713
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,034,816
5.000%, 08/01/23	1,000	1,036,110
Ohio State (GO) Series Q
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/22)	1,340	1,340,000
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,257,142
Ohio State (GO) Series W
4.000%, 05/01/22	1,440	1,440,000
4.000%, 05/01/23	1,000	1,019,733
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,259,841
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	702,015
Revere Local School District (GO) Series A
¤ 5.000%, 12/01/45 (Pre-refunded @ $100, 6/1/22)	2,560	2,567,652
Wyoming City School District (GO)
¤ 5.000%, 12/01/42 (Pre-refunded @ $100, 6/1/22)	7,250	7,271,672

TOTAL OHIO		47,918,056

OKLAHOMA — (0.1%)
Oklahoma County Independent School District No.12 Edmond (GO)
3.000%, 03/01/26	1,605	1,623,301

OREGON — (1.3%)
City of Salem (GO)
5.000%, 06/01/22	2,515	2,522,638
5.000%, 06/01/23	5,705	5,886,994
Clackamas County (GO)
3.000%, 06/01/22	815	816,208
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/24	8,780	9,260,246
Metro (GO)
5.000%, 06/01/22	2,355	2,362,133

177

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	$424,986
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,311,881
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,042,573
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	400	433,994
Portland Community College District (GO)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	180	185,865
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/22	2,065	2,071,238

TOTAL OREGON		29,318,756

PENNSYLVANIA — (1.9%)
Allegheny County Hospital Dev. Authority (RB)
5.000%, 07/15/26	1,145	1,242,584
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	275	287,933
City of Philadelphia
5.000%, 02/01/26	650	703,832
City of Philadelphia (GO) Series A
5.000%, 08/01/23	4,000	4,139,923
5.000%, 08/01/25	4,240	4,553,201
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,000	15,836,196
Commonwealth of Pennsylvania
5.000%, 02/01/27	4,375	4,748,720

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	$2,011,791
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,433,060
Lebanon County (GO) (AGM)
4.000%, 10/15/24	250	259,161
Lehigh County Authority (RB)
4.000%, 11/01/22	1,445	1,462,645
4.000%, 11/01/23	1,435	1,473,159
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,016,338
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	550	573,951
Montgomery County Higher Education and Health Authority (RB)
5.000%, 05/01/24	475	498,190
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/01/33	60	62,857

TOTAL PENNSYLVANIA		42,303,541

RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series C
5.000%, 08/01/22	6,155	6,210,691
Rhode State Island (GO) Series E
5.000%, 08/01/23	745	771,808

TOTAL RHODE ISLAND		6,982,499

SOUTH CAROLINA — (3.4%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/23	1,130	1,159,335
Charleston County (GO)
5.000%, 11/01/22	3,750	3,813,446
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	25,000	25,017,955
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	4,095	4,107,371

178

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
5.000%, 06/01/23	8,800	$9,079,771
Fort Mill School District No. 4 (GO) (SCSDE)
1.000%, 09/16/22	12,000	11,980,908
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,495,469
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	1,500	1,529,180
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/26	4,325	4,569,582
South Carolina Public Service Authority (RB) Series D
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 6/1/22)	14,340	14,382,865
Spartanburg County (GO)
2.000%, 04/01/23	1,180	1,181,068

TOTAL SOUTH CAROLINA		78,316,950

TENNESSEE — (2.7%)
City of Knoxville (GO)
5.000%, 05/01/22	10,110	10,110,000
5.000%, 05/01/23	11,550	11,888,778
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/22	4,610	4,637,708
City of Murfreesboro (GO)
5.000%, 06/01/22	1,500	1,504,520
City of Oak Ridge (GO) Series A
5.000%, 06/01/22	1,410	1,414,248
Knox County (GO)
5.000%, 06/01/24	1,500	1,581,619
Knox County (GO) Series B
5.000%, 06/01/22	550	551,626
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	100	108,376
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/22	1,450	1,458,667
5.000%, 07/01/23	1,500	1,549,634

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/23)	10,595	$10,808,875
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	7,300	7,455,156
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	3,085	3,188,525
Tennessee State (GO) Series A
5.000%, 11/01/22	2,000	2,034,737
5.000%, 11/01/23	1,100	1,146,331
Wilson County (GO)
5.000%, 05/01/23	990	1,018,939

TOTAL TENNESSEE		60,457,739

TEXAS — (9.7%)
Alamo Community College District (GO)
5.000%, 08/15/22	2,770	2,798,804
5.000%, 08/15/24	800	845,969
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,318,032
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	210	215,206
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,111,613
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	2,130	2,182,298
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,120,294
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/22	2,500	2,522,683
5.000%, 08/01/23	2,500	2,590,274
Austin Independent School District (GO) Series B
5.000%, 08/01/25	1,145	1,234,395

179

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO) Series A
5.000%, 06/15/22	330	$331,470
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/23	100	101,713
5.000%, 01/01/24	100	103,421
5.000%, 01/01/25	100	104,879
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,515,468
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,583,463
City of Amarillo (GO)
4.000%, 02/15/23	1,495	1,520,022
City of Arlington (GO) Series
5.000%, 08/15/24	1,300	1,376,189
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,180,380
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,497,170
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,484,155
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,185	1,225,857
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/22	2,260	2,292,815
City of Denton (GO)
3.000%, 02/15/23	1,340	1,352,584
City of Fort Worth (GO)
5.000%, 03/01/23	9,965	10,222,862
City of Houston
4.000%, 03/01/33	2,000	2,058,742
City of Houston Airport System Revenue (RB) Series B
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/22)	3,500	3,521,152
City of Irving (GO)
2.000%, 09/15/23	1,250	1,246,760
5.000%, 09/15/24	950	1,004,816
City of McKinney (GO) Series A
5.000%, 08/15/22	1,300	1,313,518

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of New Braunfels (GO)
5.000%, 02/01/23	725	$741,558
City of San Angelo (GO)
2.000%, 02/15/23	2,500	2,501,804
City of San Antonio (GO)
5.000%, 08/01/22	2,770	2,795,063
City of Temple TX Utility System Revenue (RB)
5.000%, 08/01/22	400	403,560
City of Waco (GO)
5.000%, 02/01/24	3,625	3,797,683
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,190	1,219,124
Clifton Higher Education Finance Corp.
5.000%, 08/15/24	425	447,965
5.000%, 08/15/25	440	471,130
Collin Country (GO)
5.000%, 02/15/23	835	855,700
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,190	1,219,124
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	705	712,290
Dallas Area Rapid Transit
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,450	1,572,087
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/22)	1,000	1,019,349
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,450	1,541,097
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/25)	2,580	2,797,230
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	350	377,676
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/24	800	845,834

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	$1,057,292
5.000%, 11/01/25	1,770	1,901,218
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	5,960,511
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,340,843
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/22	2,000	2,009,138
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,000	1,010,399
5.000%, 08/15/23	1,250	1,295,843
Fort Bend Independent School District
5.000%, 08/15/24	980	1,034,844
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	440	443,286
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,450	1,485,487
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	366,891
Georgetown Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	6,010	6,233,523
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	410	420,099
Harris County (GO)
5.000%, 10/01/22	1,005	1,019,593
5.000%, 10/01/23	2,700	2,807,653
Harris County (GO) Series A
5.000%, 10/01/23	1,420	1,476,618
Harris County Flood Control District (GO) Series A
5.000%, 10/01/22	1,300	1,318,227
4.000%, 10/01/23	2,040	2,091,983
5.000%, 10/01/23	3,645	3,788,260

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	$1,156,180
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,300	1,313,256
Lower Colorado River Authority (RB)
5.000%, 05/15/24	1,120	1,174,505
5.000%, 05/15/25	265	282,630
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,149,361
Navasota Independent School District
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	943,340
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/22	600	607,111
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/22	19,680	19,849,167
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,325	7,616,818
5.000%, 01/01/26	6,850	7,117,211
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	6,119,432
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,865,407
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,777,775
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	507,302

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Round Rock Independent School District (GO) Series B
3.000%, 08/01/22	1,690	$1,696,957
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,247,842
San Patricio County (GO)
5.000%, 04/01/24	130	136,072
5.000%, 04/01/25	200	213,294
Texas State (GO)
4.000%, 08/01/22	2,830	2,848,803
5.000%, 10/01/23	3,110	3,232,675
Texas State (GO) Series A
5.000%, 10/01/23	10,760	11,184,431
Texas State (GO) Series B
4.000%, 08/01/22	8,075	8,128,650
Texas State
5.000%, 08/01/24	860	909,203
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/25	555	578,315
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/22	2,045	2,063,147
5.000%, 08/01/23	1,145	1,184,623
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/25	660	702,291
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	269,648
Waco Independent School District
5.000%, 08/15/26	100	109,763
West Travis County Public Utility Agency
6.500%, 08/15/25	675	755,761
6.500%, 08/15/26	280	322,007
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/23	1,400	1,411,908
Williamson County (GO)
5.000%, 02/15/23	5,000	5,118,415

TOTAL TEXAS		219,950,286

	Face Amount^	Value†
	(000)
UTAH — (1.2%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/22	2,775	$2,787,194
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,419,702
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/22	1,165	1,182,013
5.000%, 10/01/23	1,100	1,144,172
Salt Lake City Corp. (GO)
5.000%, 06/15/22	3,850	3,867,285
5.000%, 07/01/22	10,490	10,554,603
Utah State (GO) Series B
5.000%, 07/01/23	2,500	2,584,186

TOTAL UTAH		26,539,155

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/22	2,900	2,930,156

VIRGINIA — (3.0%)
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/22	2,250	2,266,797
5.000%, 07/15/23	3,000	3,104,267
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,345	2,395,782
City of Newport News (GO) (ST AID WITHHLDG) Series A
4.000%, 02/01/23	1,565	1,591,108
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	5,825,000
City of Roanoke
5.000%, 04/01/24	165	176,008
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/22	4,500	4,554,381
5.000%, 09/01/23	4,475	4,649,331
Fairfax County
4.000%, 10/01/23	1,000	1,026,327

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/23	13,635	$13,993,963
4.000%, 10/01/22	13,625	13,772,306
Fairfax County Water Authority (RB)
5.000%, 04/01/23	765	786,529
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	8,280	8,443,595
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/23	1,545	1,577,941
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/23	1,000	1,022,953
Virginia College Building Authority (RB)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/23)	1,310	1,340,509
Virginia Public Building Authority
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,057,700

TOTAL VIRGINIA		67,584,497

WASHINGTON — (5.0%)
City of Seattle (GO) Series A
5.000%, 08/01/22	2,700	2,724,497
5.000%, 12/01/22	1,710	1,743,486
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/22	10,385	10,449,128
5.000%, 07/01/23	8,425	8,715,614
City of Seattle Water System Revenue (RB)
5.000%, 08/01/22	2,230	2,250,233
5.000%, 08/01/23	1,695	1,755,355
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/22	3,500	3,548,090
Energy Northwest
5.000%, 07/01/23	13,750	14,211,413
5.000%, 07/01/26	500	535,138

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County (GO)
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	$1,031,466
King County (GO) Series A
3.000%, 01/01/23	2,000	2,017,538
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	845	913,137
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,000	3,103,341
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/22	1,685	1,710,210
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	1,885	1,937,376
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,500	1,509,164
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/22	800	810,992
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/26	100	108,057
Washington State
5.000%, 02/01/24	3,650	3,821,310
Washington State Series A
5.000%, 01/01/23	3,150	3,215,479
5.000%, 01/01/24	3,735	3,890,627
Washington State (GO)
5.000%, 08/01/24	300	317,445
Washington State (GO) Series C
5.000%, 02/01/23	3,000	3,070,997
5.000%, 02/01/24	11,000	11,516,277
Washington State (GO) Series D
5.000%, 07/01/22	4,485	4,511,441
Washington State (GO) Series E
5.000%, 06/01/22	1,620	1,624,727
Washington State (GO) Series F
5.000%, 06/01/22	4,200	4,212,254

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	$2,522,185
Washington State (GO) Series R-2018D
5.000%, 08/01/23	5,000	5,178,038
Washington State (GO) Series R-2021C
5.000%, 08/01/23	7,500	7,767,058
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	2,650,915

TOTAL WASHINGTON		113,372,988

WEST VIRGINIA — (0.2%)
West Virginia State (GO) Series B
5.000%, 12/01/22	3,610	3,680,693
WISCONSIN —(2.3%)
City of Madison (GO)
4.000%, 10/01/25	2,980	3,128,585
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,688,385
City of Waukesha (GO) Series B
2.000%, 10/01/22	275	275,535
City of Waukesha (GO) Series C
5.000%, 10/01/23	200	207,974
Janesville School District (GO)
3.000%, 03/01/23	925	933,435
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	1,001,980
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/24	3,030	3,216,767

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Public Finance Authority
4.000%, 07/01/25	1,385	$1,435,930
5.000%, 07/01/26	1,255	1,360,630
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/23	1,000	1,027,131
Wisconsin Department of Transportation
¤ 4.500%, 07/01/32 (Pre-refunded @ $100, 7/1/23)	8,345	8,577,428
Wisconsin State
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	2,103,635
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	1,029,331
Wisconsin State (GO) Series 2
5.000%, 11/01/22	4,250	4,322,330
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,890	3,890,000
Wisconsin State (GO) Series A
5.000%, 05/01/22	12,310	12,310,000
5.000%, 05/01/23	4,260	4,384,952

TOTAL WISCONSIN		51,894,028

TOTAL MUNICIPAL BONDS Cost ($2,295,204,316)		2,268,442,695

TOTAL INVESTMENTS — (100.0%) (Cost $2,295,204,316)		$2,268,442,695

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,268,442,695	—	$2,268,442,695

TOTAL	—	$2,268,442,695	—	$2,268,442,695

See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	$3,173,776
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	575	641,344
5.000%, 03/01/30	800	899,204
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,360,784

TOTAL ALABAMA		6,075,108

ALASKA — (0.2%)
Alaska State International Airports System (RB) Series A
5.000%, 10/01/27	210	224,104
City of Anchorage (GO) Series B
5.000%, 09/01/23	200	207,417
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,923,473
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	500	529,483

TOTAL ALASKA		3,884,477

ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,865	2,069,393
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,459,110
City of Tucson (GO) Series A
5.000%, 07/01/24	700	739,478

	Face
	Amount^	Value†
	(000)
ARIZONA — (Continued)
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	$1,078,476
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,829,851
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	263,937
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,215,701
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,429,061
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,326,526

TOTAL ARIZONA		14,411,533

ARKANSAS — (0.2%)
Arkansas State (GO)
4.250%, 06/01/23	3,325	3,403,900

CALIFORNIA — (2.2%)
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/30	750	822,717
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	444,631
State of California (GO)
5.000%, 11/01/24	1,175	1,249,053
5.000%, 08/01/25	4,915	5,298,737
5.000%, 11/01/25	1,985	2,150,763
3.000%, 03/01/26	3,000	3,047,344
5.000%, 08/01/26	8,250	9,070,246
3.500%, 08/01/27	800	831,231

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	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/27	5,610	$6,281,035
5.000%, 04/01/29	2,000	2,269,990
State of California (GO) Series B
5.000%, 09/01/25	9,000	9,718,982
5.000%, 09/01/26	1,000	1,101,080
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	530,174

TOTAL CALIFORNIA		42,815,983

COLORADO — (1.3%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,274,710
City & County of Denver (GO) Series C
5.000%, 08/01/23	1,830	1,896,080
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/34	30	32,692
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,882,281
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,560,960
Denver Health & Hospital Authority
5.000%, 12/01/29	325	357,782
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,566,161
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	928,030

TOTAL COLORADO		24,498,696

CONNECTICUT — (1.3%)
City of Bristol (GO)
5.000%, 03/15/29	830	955,481

	Face
	Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	$1,107,063
5.000%, 08/01/29	1,000	1,115,974
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,534,711
Connecticut State
4.000%, 01/15/28	2,175	2,309,979
4.000%, 01/15/34	7,000	7,308,479
Town of Greenwich (GO) Series A
5.000%, 01/15/24	6,000	6,281,078
5.000%, 01/15/25	2,925	3,125,136
University of Connecticut
5.000%, 04/15/27	935	1,029,748

TOTAL CONNECTICUT		24,767,649

DELAWARE — (0.7%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	48,432
Delaware State (GO)
5.000%, 02/01/24	2,000	2,095,273
5.000%, 02/01/29	5,000	5,749,035
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,305,344
5.000%, 10/01/23	1,290	1,341,801
Delaware State (GO) Series B
5.000%, 07/01/24	470	496,915
New Castle County (GO)
5.000%, 10/01/23	1,000	1,040,298
New Castle County (GO) Series B
5.000%, 07/15/22	700	705,269

TOTAL DELAWARE		13,782,367

DISTRICT OF COLUMBIA — (1.7%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	2,062,715
5.000%, 06/01/24	1,485	1,564,254
5.000%, 06/01/25	1,500	1,611,208
District of Columbia (GO) Series B
5.000%, 06/01/23	8,505	8,771,697
5.000%, 06/01/25	4,500	4,833,623

187

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CONTINUED

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	$3,836,370
5.000%, 07/01/27	8,145	9,066,764

TOTAL DISTRICT OF COLUMBIA		31,746,631

FLORIDA — (4.6%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,603,221
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	5,000	5,071,584
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,168,847
4.000%, 07/01/35	1,750	1,819,516
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,015	2,318,307
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,077,526
Florida Dev. Finance Corp.
5.000%, 11/15/28	1,310	1,473,865
5.000%, 11/15/30	1,220	1,399,235
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	1,060	1,205,065
Florida State (GO)
5.000%, 07/01/24	5,000	5,284,160
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,341,330
5.000%, 06/01/24	1,400	1,475,885
5.000%, 06/01/25	6,500	6,999,923
Florida State (GO) Series B
5.000%, 06/01/23	350	361,127
5.000%, 06/01/24	9,740	10,267,946
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,222,545
5.000%, 06/01/27	2,000	2,237,758
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	7,345,441
Hillsborough County School Board
5.000%, 07/01/29	1,810	2,017,121

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County (GO)
5.000%, 07/01/25	2,295	$2,466,396
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,472,592
Miami-Dade County Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,550,275
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/26	500	547,179
Okaloosa County School Board
5.000%, 10/01/29	1,000	1,135,352
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,181,139
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,772,264
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	114,228
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,188,253
School Board of Miami-Dade County Series D
5.000%, 02/01/26	165	178,849
School District of Broward County (GO)
5.000%, 07/01/24	3,670	3,861,082
School District of Broward County Series B
5.000%, 07/01/28	1,000	1,099,984
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,087,701

TOTAL FLORIDA		87,345,696

GEORGIA — (3.5%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,176,981
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,136,942
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,019,408

188

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	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	$1,475,462
5.000%, 07/01/27	6,090	6,835,453
Georgia State (GO) Series C-1
5.000%, 07/01/23	5,915	6,121,808
5.000%, 07/01/26	9,200	10,130,040
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,314,684
5.000%, 12/01/26	3,000	3,333,039
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	5,874,322
5.000%, 01/01/27	2,000	2,225,394
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,240,936
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	1,907,007
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,098,652
Henry County (GO)
5.000%, 05/01/24	1,200	1,263,383
Paulding County Hospital Authority (RB)
5.000%, 04/01/29	250	279,093
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,606,897

TOTAL GEORGIA		66,039,501

HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	207,889
5.000%, 10/01/24	7,045	7,470,376
5.000%, 10/01/25	4,925	5,322,331
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	711,897
5.000%, 07/01/25	845	908,640
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,277,898
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,753,777
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,592,383
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,773,985

	Face
	Amount^	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	$1,923,074
5.000%, 01/01/27	10,010	11,068,298
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	5,429,645
Maui County (GO)
5.000%, 03/01/24	880	922,982

TOTAL HAWAII		43,363,175

IDAHO — (0.0%)
Idaho Health Facilities Authority (RB)
5.000%, 03/01/28	255	281,590

ILLINOIS — (1.2%)
Chicago O’Hare International Airport (RB)
5.250%, 01/01/36	130	140,881
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/33	785	821,255
Chicago O’Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	5,092,346
5.000%, 06/01/28	2,900	3,197,552
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,130,815
5.000%, 12/01/25	1,180	1,281,883
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	2,220	2,466,802
Illinois Finance Authority (RB) Series C
4.000%, 02/15/33	1,055	1,065,514
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	950,307
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,639,043
Sangamon County School District No. 186 Springfield
4.000%, 02/01/31	1,310	1,390,016
University of Illinois (RB) Series A
5.000%, 04/01/30	465	520,978

189

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CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201
5.000%, 01/01/26	550	$593,659

TOTAL ILLINOIS		22,291,051

INDIANA — (0.2%)
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	375	397,213
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	3,055	3,244,491
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	550,244

TOTAL INDIANA		4,191,948

IOWA — (0.3%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,201,354
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,145,427
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,260,268

TOTAL IOWA		5,607,049

KANSAS — (0.7%)
City of Topeka KS
4.000%, 08/15/26	1,425	1,507,888
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,240,661
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,271,548
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	462,553
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,034,721
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,545,351

	Face
	Amount^	Value†
	(000)
KANSAS — (Continued)
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	$1,673,000

TOTAL KANSAS		13,735,722

KENTUCKY — (0.2%)
Kentucky State Property & Building Commission
5.000%, 08/01/31	875	935,971
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	715,753
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	166,283
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,530	2,767,778

TOTAL KENTUCKY		4,585,785

LOUISIANA — (0.7%)
Ascension Parish School Board
5.000%, 03/01/29	380	426,440
City of New Orleans (GO) Series
5.000%, 12/01/27	440	490,059
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,000	1,112,608
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	375,172
4.000%, 03/01/30	400	425,233
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,091,764
Louisiana State (GO) Series C
5.000%, 07/15/22	9,320	9,389,007

TOTAL LOUISIANA		14,310,283

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	Face
	Amount^	Value†
	(000)
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/28	500	$553,310
5.000%, 07/01/29	480	535,252
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,237,758

TOTAL MAINE		3,326,320

MARYLAND — (9.6%)
Anne County Arundel (GO)
5.000%, 10/01/24	6,880	7,310,392
5.000%, 10/01/29	6,560	7,589,666
Baltimore County (GO)
5.000%, 08/01/22	400	403,629
3.000%, 11/01/24	1,000	1,015,110
5.000%, 03/01/27	5,000	5,570,634
5.000%, 11/01/27	2,175	2,449,378
5.000%, 03/01/28	4,000	4,524,300
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,139,890
City of Baltimore (GO) Series B
5.000%, 10/15/22	8,060	8,186,331
5.000%, 10/15/23	2,640	2,748,040
Frederick County (GO) (ETM) Series A
5.000%, 08/01/27	725	809,832
Frederick County (GO) Series A
5.000%, 08/01/27	4,000	4,485,135
Harford County (GO)
4.000%, 10/01/24	2,650	2,751,461
Harford County (GO) Series A
5.000%, 10/01/29	1,680	1,943,695
Harford County (GO) Series B
5.000%, 01/15/29	1,515	1,735,794
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,175,210
5.000%, 02/15/28	1,220	1,379,005
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,391,743
Maryland State (GO) Series 1
5.000%, 06/01/23	5,000	5,160,048
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	8,925,178

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/01/27	7,000	$7,852,643
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	11,023,915
5.000%, 08/01/27	5,945	6,669,138
5.000%, 08/01/28	4,000	4,554,807
Maryland State Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,024,632
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	2,815,377
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	9,560,023
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,055,544
4.000%, 11/01/26	9,500	10,094,602
Prince County George’s (GO) Series A
5.000%, 07/15/24	230	243,234
5.000%, 07/15/25	17,780	19,202,212
4.000%, 07/01/26	2,000	2,117,799
3.000%, 09/15/27	10,950	11,180,936
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	10,714,472

TOTAL MARYLAND		183,803,805

MASSACHUSETTS — (3.9%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	7,711,003
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,822,724
5.000%, 04/01/24	3,000	3,155,070
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,297,986
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	898,837
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,580,454
5.000%, 06/15/25	1,565	1,683,804
City of Quincy (GO)
5.000%, 01/15/24	635	663,987
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	153,527
City of Woburn (GO)
4.000%, 09/01/22	350	353,020

191

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	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	$3,941,524
5.000%, 07/01/28	5,725	6,472,516
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	10,000	10,283,258
5.000%, 08/01/24	1,500	1,586,550
5.000%, 04/01/26	4,000	4,364,469
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,011,439
5.000%, 11/01/27	9,010	10,092,616
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	3,681,002
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,216,692
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/34	170	187,035
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,026,846
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,146,202
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,086,479
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,122,180
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,558,998

TOTAL MASSACHUSETTS		74,098,218

MICHIGAN — (0.5%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,301,838
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	500,000

	Face
	Amount^	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB)
5.000%, 12/01/28	985	$1,101,315
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,150,050
Oakland University (RB) Series A
5.000%, 03/01/29	695	777,456
5.000%, 03/01/30	805	908,987
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	305,128
5.000%, 05/01/30	225	257,540
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,018,696

TOTAL MICHIGAN		9,321,010

MINNESOTA — (2.0%)
City of Minneapolis (GO)
3.000%, 12/01/23	1,000	1,013,143
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	816,629
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,516,807
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	4,506,929
5.000%, 12/01/27	5,800	6,523,659
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,803,914
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,305,173
5.000%, 03/01/26	700	766,860
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	5,603,807
5.000%, 08/01/28	6,130	6,968,878
Minnesota State (GO) Series D
5.000%, 08/01/24	500	529,527
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,155,938

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	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	$368,896

TOTAL MINNESOTA		37,880,160

MISSISSIPPI — (0.5%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,120	10,227,918

MISSOURI — (1.8%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,375,776
City of Kansas City (RB)
5.000%, 09/01/29	2,000	2,239,225
City of Kansas City (GO) Series A
5.000%, 02/01/23	3,955	4,046,813
3.000%, 02/01/25	4,215	4,250,267
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	600	674,198
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,148,514
5.000%, 03/01/24	4,100	4,296,491
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,571,887
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,225	1,372,365
Metropolitan Saint Louis Sewer District (RB) Series B
5.000%, 05/01/24	2,090	2,197,880
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,430,336
Saint Louis County (GO)
5.000%, 02/01/24	2,680	2,805,784

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	$2,178,308

TOTAL MISSOURI		34,587,844

MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	400,356

NEBRASKA — (0.2%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	772,956
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,404,348
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	680,724
Public Power Generation Agency (RB)
5.000%, 01/01/29	45	47,693

TOTAL NEBRASKA		3,905,721

NEVADA — (1.1%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	2,907,612
Clark County NV Passenger Facility Charge Revenue
5.000%, 07/01/26	2,000	2,172,429
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/28	2,850	3,180,964
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,235,747
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	2,968,740
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,845	2,995,058
5.000%, 06/01/28	1,870	2,117,242
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,803,672

TOTAL NEVADA		20,381,464

193

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	Face
	Amount^	Value†
	(000)
NEW HAMPSHIRE — (0.2%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	$1,574,325
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	3,023,365

TOTAL NEW HAMPSHIRE		4,597,690

NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,978,245
3.000%, 02/01/27	3,035	3,070,888
3.000%, 02/01/28	4,560	4,606,308
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,766,528
Monmouth County (GO)
5.000%, 01/15/24	970	1,014,611
Montville Township (GO)
3.000%, 10/01/25	505	514,089
New Jersey Economic Dev. Authority (RB) Series
5.000%, 06/15/29	1,000	1,077,191
New Jersey State (GO)
5.000%, 06/01/28	5,000	5,527,887

TOTAL NEW JERSEY		20,555,747

NEW MEXICO — (0.5%)
5.000%, 07/01/24	2,800	2,956,090
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,098,180
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,234,527
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,006,109
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,110,899

TOTAL NEW MEXICO		9,405,805

NEW YORK — (4.0%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,068,835
5.000%, 08/01/26	7,015	7,656,282
City of New York (GO) Series B
5.000%, 08/01/22	600	605,444

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/22	1,500	$1,513,610
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,064,572
City of New York (GO) Series E
5.000%, 08/01/23	6,000	6,213,646
5.000%, 08/01/26	2,500	2,728,539
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,009,073
City of Syracuse Series B
4.000%, 06/01/25	500	521,890
Dutchess County Local Dev. Corp. (RB) Series B
5.000%, 07/01/28	130	141,501
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,038,082
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	2,650	2,918,885
New York City Industrial Dev. Agency
5.000%, 03/01/30	1,275	1,422,818
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	1,423,794
5.000%, 03/15/23	2,500	2,567,063
5.000%, 02/15/25	4,055	4,333,596
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	9,950	10,425,431
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	200	205,379
5.000%, 07/01/34	440	462,391
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	4,900	5,137,348
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,420,238
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,773,030
5.000%, 03/15/28	2,505	2,817,477

194

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	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	$3,678,369
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	310,499
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,250,628
Town of Huntington (GO)
2.000%, 12/01/23	100	99,454
Town of Oyster Bay
5.000%, 08/01/29	165	185,669
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,333,663

TOTAL NEW YORK		77,327,206

NORTH CAROLINA — (4.6%)
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,992,015
Guilford County (GO)
5.000%, 03/01/24	2,300	2,415,724
Guilford County (GO) Series A
5.000%, 03/01/29	1,995	2,296,667
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,264,094
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,363,578
New Hanover County (GO)
5.000%, 02/01/23	250	255,898
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/32	1,375	1,554,412
North Carolina State (RB)
5.000%, 03/01/25	2,815	2,998,985
North Carolina State
5.000%, 03/01/33	50	55,607
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,063,185
5.000%, 06/01/25	10,000	10,781,464
5.000%, 06/01/26	5,000	5,502,944
5.000%, 06/01/28	5,035	5,731,019
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	11,369,054
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	8,885,252

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO)
5.000%, 04/01/25	4,000	$4,297,317
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,267,942
Wake County (GO) Series B
5.000%, 03/01/25	5,000	5,362,157
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,145,427

TOTAL NORTH CAROLINA		87,602,741

NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,522,141

OHIO — (4.7%)
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/29	250	279,474
American Municipal Power, Inc.
5.000%, 02/15/28	235	262,280
Butler County (RB)
4.000%, 11/15/35	1,000	1,009,635
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,132,715
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,125,048
5.000%, 07/01/26	4,260	4,680,016
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	3,944,054
City of Columbus (GO) Series A
3.000%, 07/01/22	700	702,034
2.000%, 08/15/22	6,160	6,172,035
5.000%, 04/01/23	750	770,555
4.000%, 07/01/23	4,995	5,104,466
4.000%, 04/01/27	8,800	9,405,873
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,129,295
Montgomery County (RB)
5.000%, 08/01/30	1,350	1,519,789
4.000%, 08/01/39	1,400	1,365,797
Ohio State (GO) Series A
5.000%, 08/01/22	3,000	3,025,577

195

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	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
5.000%, 09/15/22	750	$759,256
5.000%, 06/15/24	800	843,758
5.000%, 03/01/25	3,525	3,772,321
5.000%, 09/01/25	5,635	6,092,665
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,065,776
5.000%, 08/01/24	2,970	3,141,369
5.000%, 09/01/24	2,665	2,823,960
5.000%, 09/01/27	625	699,390
5.000%, 09/15/27	1,500	1,679,489
Ohio State (GO) Series C
5.000%, 08/01/27	6,900	7,711,677
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	4,890,787
Ohio State (GO) Series W
4.000%, 05/01/24	785	811,397
4.000%, 05/01/25	785	820,644
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,443,627
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,577,445
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,070,326

TOTAL OHIO		90,832,530

OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,017,039
City of Tulsa (GO)
5.000%, 03/01/24	10,050	10,537,179
5.000%, 03/01/26	6,250	6,818,227
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	725	768,163

TOTAL OKLAHOMA		19,140,608

OREGON — (2.9%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	685,446
City of Portland (GO) Series A
5.000%, 06/15/24	400	422,304

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland Sewer System Revenue
5.000%, 04/01/29	1,440	$1,649,952
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	727,811
5.000%, 06/15/26	1,560	1,711,762
City of Salem (GO)
5.000%, 06/01/25	530	570,599
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	1,000	1,054,762
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,213,319
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,581,484
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,461,563
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,291,096
Oregon State (GO)
5.000%, 06/01/24	500	526,893
Oregon State (GO)
5.000%, 12/01/24	2,290	2,439,783
Oregon State (GO) Series A
5.000%, 05/01/24	3,545	3,728,693
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,600,108
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,389,868
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	159,672

196

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	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	$3,902,692
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,537,619
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,665,997
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,425,805
Washington County (GO)
5.000%, 03/01/24	2,400	2,516,341
5.000%, 03/01/25	5,100	5,457,826
5.000%, 03/01/26	300	327,390
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,100,989
5.000%, 06/01/25	1,395	1,501,431

TOTAL OREGON		55,651,205

PENNSYLVANIA — (1.3%)
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	237,723
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	12,912,828
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,011,791
Lebanon County (GO) (AGM)
4.000%, 10/15/27	150	159,796
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	500	558,732
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,411,242
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,552,080

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/15/29	350	$391,112
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	215,013
5.000%, 03/01/25	540	576,360
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	360,587

TOTAL PENNSYLVANIA		25,387,264

RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,619,522
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	691,198
Rhode Island Turnpike & Bridge Authority
5.000%, 10/01/32	950	1,028,820
Rhode State Island (GO) Series B
5.000%, 08/01/29	3,290	3,666,763

TOTAL RHODE ISLAND		7,006,303

SOUTH CAROLINA — (3.0%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,299,065
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,190,020
Charleston County (GO)
5.000%, 11/01/23	1,000	1,042,119
5.000%, 11/01/27	4,655	5,252,421
5.000%, 11/01/29	8,145	9,445,823
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	4,860,872
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	3,709,943
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,221,410

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	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	$1,531,548
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,168,114
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	3,696,813
Piedmont Municipal Power Agency Series C
5.000%, 01/01/27	5,765	6,308,156
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,049,612
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,073,063
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,266,812
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	5,721,640
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,493,720
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	1,015,548

TOTAL SOUTH CAROLINA		58,346,699

SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,291,986

TENNESSEE — (3.4%)
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	3,260	3,713,247

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Memphis (GO)
5.000%, 05/01/25	3,840	$4,121,186
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,083,894
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,285,069
Knox County (GO)
5.000%, 04/01/24	3,440	3,610,545
5.000%, 06/01/29	1,750	2,009,646
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,005,978
5.000%, 01/01/26	5,880	6,385,263
5.000%, 07/01/27	3,510	3,903,641
4.000%, 07/01/28	10,000	10,741,420
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,133,973
Putnam County (GO)
4.000%, 04/01/23	975	993,229
Sumner County (GO)
5.000%, 06/01/24	720	758,726
5.000%, 06/01/25	1,750	1,883,515
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,322,827
5.000%, 02/01/27	7,720	8,599,338
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,081,975
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,247,386
Williamson County (GO) Series A
4.000%, 05/01/22	300	300,000

TOTAL TENNESSEE		64,180,858

TEXAS — (14.7%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,057,462

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	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	$5,078,563
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,048,259
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,546,162
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	791,250
5.000%, 08/01/25	250	269,033
Bexar County (RB)
5.000%, 08/15/27	680	748,075
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,255,401
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,046,645
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,000	1,087,084
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,864,075
4.000%, 02/15/24	1,555	1,601,357
2.000%, 02/15/25	5,015	4,925,025
4.000%, 02/15/25	1,620	1,686,935
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,688,478
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,288,611
City of Austin (GO)
5.000%, 09/01/24	1,215	1,286,904
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,941,703
City of Celina (GO)
4.125%, 09/01/24	2,325	2,418,408
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	722,704
5.000%, 10/01/25	1,000	1,084,429

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
3.000%, 02/15/24	3,615	$3,664,411
4.000%, 02/15/25	3,790	3,943,478
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,500	1,700,690
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,340,905
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	8,268,498
5.000%, 02/15/25	9,470	10,119,769
City of Garland (GO)
5.000%, 02/15/25	2,030	2,168,719
City of Houston (GO) Series A
5.000%, 03/01/25	500	533,667
City of Irving (GO)
5.000%, 09/15/28	1,845	2,081,948
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,024,870
City of New Braunfels (GO)
5.000%, 02/01/28	1,000	1,120,069
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,149,883
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,898,582
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,523,709
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	528,625
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,327,268
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	575	660,315
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,464,181
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	337,989
4.000%, 08/15/24	410	424,505

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	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	750	$840,588
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	528,616
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,057,462
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	634,852
4.000%, 08/15/24	500	517,689
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	3,908,368
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,117,214
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,047,541
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,060,380
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,035	1,128,974
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	2,120	1,839,913
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	709,323
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,405,220
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,011,685
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,047,541
5.000%, 02/15/26	7,020	7,633,031

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	$1,250,425
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	7,575,875
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,610,477
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,069,171
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,116,756
Lower Colorado River Authority (RB)
5.000%, 05/15/41	1,600	1,767,004
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	311,406
5.000%, 09/01/24	5,715	6,057,220
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,000	2,270,278
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,648,142
5.000%, 08/15/24	1,000	1,060,213
5.000%, 08/15/25	1,880	2,030,837
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,399,496
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,772,547
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,617,860

200

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	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	$6,042,274
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	11,515,068
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	369,003
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,784,120
San County Patricio (GO)
5.000%, 04/01/29	150	169,045
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,271,447
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,734,286
Texas State (GO)
5.000%, 04/01/23	5,000	5,139,789
5.000%, 10/01/23	15,345	15,950,288
5.000%, 10/01/26	2,845	3,136,028
Texas State (GO) Series A
5.000%, 10/01/23	2,690	2,796,108
5.000%, 04/01/25	1,000	1,071,994
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	15,923,829
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	10,813,574
5.250%, 04/01/26	300	329,993
5.000%, 10/01/26	4,360	4,798,349
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,518,909
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/29	500	565,272
University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,954,188

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
University of Texas System (RB) Series D
5.000%, 08/15/26	2,000	$2,198,680
University of Texas System (RB) Series E
5.000%, 08/15/26	4,845	5,326,302
University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,694,836
5.000%, 08/15/26	1,530	1,681,990
West Travis County Public Utility Agency
6.500%, 08/15/27	765	900,791
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	515,621
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,341,675

TOTAL TEXAS		280,308,207

UTAH — (2.3%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,963,911
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,138,278
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,215,899
Utah State (GO)
5.000%, 07/01/22	11,285	11,354,500
5.000%, 07/01/24	12,350	13,067,986
5.000%, 07/01/25	1,000	1,080,061
5.000%, 07/01/26	4,450	4,905,421
5.000%, 07/01/27	6,120	6,869,125
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,068,718

TOTAL UTAH		43,663,899

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,317,069
5.000%, 08/15/24	1,000	1,059,754
Vermont State (GO) Series C
4.000%, 08/15/23	225	230,505

TOTAL VERMONT		2,607,328

201

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CONTINUED

	Face
	Amount^	Value†
	(000)
VIRGINIA — (4.7%)
Arlington County (GO)
5.000%, 08/15/22	3,000	$3,031,542
Arlington County Industrial Dev. Authority (RB)
5.000%, 07/01/26	100	108,540
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,227,636
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,545,707
City of Hampton (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 09/01/22	330	333,768
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	1,720	1,740,614
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,229,398
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	2,734,119
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,466,016
5.000%, 07/15/24	3,170	3,351,702
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,002,327
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,644,033
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	5,777,943
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,044,776
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	2,822,349
5.000%, 02/01/25	2,590	2,767,673
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,078,706

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	$2,369,613
5.000%, 06/01/25	500	537,839
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	10,313,576
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	5,000	5,309,153
5.000%, 10/01/26	1,000	1,104,054
5.000%, 10/01/27	1,000	1,122,556
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,879,375
5.000%, 08/01/28	2,905	3,295,379
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,591,944
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,654,153
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	544,066
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	5,060,065
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/28	400	440,256
5.000%, 01/01/29	530	589,090
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	3,720,930

TOTAL VIRGINIA		89,438,898

WASHINGTON — (6.2%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,130,815
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	4,797,136
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,053,579
5.000%, 07/01/25	900	966,363

202

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	$349,011
City of Seattle (GO) Series A
5.000%, 12/01/26	3,000	3,326,173
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	9,385,013
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	310,946
5.000%, 07/01/24	2,265	2,389,792
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	12,332,186
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,071,110
5.000%, 08/01/24	1,790	1,893,283
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	281,925
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/22	2,630	2,666,442
King County (GO) Series A
5.000%, 06/01/28	3,555	4,035,710
5.000%, 06/01/29	2,050	2,361,289
King County (GO) Series E
5.000%, 12/01/25	975	1,060,579
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,974,309
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,167,422
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,153,574
5.000%, 12/01/25	2,425	2,639,589
5.000%, 12/01/26	1,555	1,724,066
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,654,002

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	$2,967,013
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,415,114
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,348,228
Spokane County (GO)
5.000%, 12/01/22	1,025	1,044,952
University of Washington (RB) (ETM) Series A
5.000%, 07/01/22	6,505	6,543,243
Washington State
4.000%, 07/01/29	3,000	3,243,776
Washington State (GO) Series A
5.000%, 08/01/23	750	776,706
Washington State (GO) Series B
5.000%, 07/01/24	2,200	2,323,597
5.000%, 07/01/25	1,500	1,615,340
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,535,499
5.000%, 02/01/25	3,865	4,126,949
5.000%, 02/01/26	2,640	2,871,421
Washington State (GO) Series D
5.000%, 07/01/23	3,800	3,927,518
5.000%, 06/01/25	1,500	1,612,593
5.000%, 06/01/27	3,000	3,339,974
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	3,921,160

TOTAL WASHINGTON		119,337,397

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	522,000
5.000%, 12/01/24	755	804,383

TOTAL WEST VIRGINIA		1,326,383

WISCONSIN — (2.3%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,308,354

203

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CONTINUED

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,000	$4,389,299
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	450,018
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,899,387
Dodge County (GO) Series A
3.000%, 03/01/28	1,355	1,366,273
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,216,886
Public Finance Authority
4.000%, 07/01/37	655	669,166
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/28	1,000	1,115,576

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO)
5.000%, 05/01/24	2,515	$2,645,321
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,162,928
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	8,764,757
5.000%, 05/01/24	3,695	3,886,466
5.000%, 05/01/25	7,885	8,462,384

TOTAL WISCONSIN		44,336,815

TOTAL MUNICIPAL BONDS Cost ($ 1,964,325,892)		1,911,938,670

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,964,325,892)		$1,911,938,670

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,911,938,670	—	$1,911,938,670

TOTAL	—	$1,911,938,670	—	$1,911,938,670

See accompanying Notes to Financial Statements.

204

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.6%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
3.000%, 02/01/30	350	$348,277
4.000%, 02/01/38	750	755,414
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	259,169

TOTAL ALABAMA		1,362,860

ALASKA — (1.3%)
Alaska Municipal Bond Bank Authority (RB) Series One
5.000%, 05/01/27	250	274,909
Alaska State (GO) Series
5.000%, 08/01/29	1,085	1,163,397
Alaska State (GO) Series A
5.000%, 08/01/36	250	286,921
Alaska State (GO) Series B
5.000%, 08/01/30	500	535,484
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	280	299,956
Borough of North Slope (GO) Series B
5.000%, 06/30/27	415	462,578

TOTAL ALASKA		3,023,245

ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	1,109,594
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	250	238,694
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	378,297

	Face
	Amount^	Value†
	(000)
ARIZONA — (Continued)
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	150	$168,228

TOTAL ARIZONA		1,894,813

ARKANSAS — (0.4%)
Arkansas Dev. Finance Authority (RB)
5.000%, 09/01/28	30	32,792
5.000%, 09/01/30	10	11,073
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	410	436,775
2.000%, 02/01/30	250	223,629
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	228,491

TOTAL ARKANSAS		932,760

CALIFORNIA — (1.6%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	276,564
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	275	279,286
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	269,993
Hesperia Community Redevelopment Agency Successor Agency (AGM) Series A
3.375%, 09/01/37	500	485,622
Imperial Beach Redevelopment Agency Successor Agency
4.000%, 06/01/38	260	266,025
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	327,047

205

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	$176,892
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/27	505	551,589
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	211,528
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	499,481
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	212,587
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	102,595

TOTAL CALIFORNIA		3,659,209

COLORADO — (1.7%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	187,402
Colorado Health Facilities Authority (RB) Series A
5.000%, 08/01/35	750	816,369
4.000%, 08/01/37	300	291,934
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	25	26,654
Denver Health & Hospital Authority
5.000%, 12/01/30	325	356,716
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	470	509,132
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	224,982
5.000%, 09/01/36	300	336,663
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	439,615

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	$313,427
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	314,202
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	115,205

TOTAL COLORADO		3,932,301

CONNECTICUT — (1.5%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	320	361,270
City of Bridgeport CT
5.000%, 08/15/26	500	544,789
City of New Haven (GO) Series A
5.000%, 08/01/29	595	664,004
Connecticut State (GO) Series A
4.000%, 04/15/38	500	516,996
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	269,839
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	558,348
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 05/01/35	500	569,165

TOTAL CONNECTICUT		3,484,411

DELAWARE — (0.1%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	100	113,705

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (RB)
5.000%, 04/01/26	15	16,135
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	250	276,999

206

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	655	$746,462
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	275,122

TOTAL DISTRICT OF COLUMBIA		1,314,718

FLORIDA — (11.3%)
Brevard County School District (COP)
5.000%, 07/01/27	275	289,437
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,014,317
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	261,307
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	255,374
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	150	172,579
City of Gainesville Utilities System Revenue (RB) (ETM) Series A
5.000%, 10/01/25	400	431,590
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,190	1,287,221
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	284,443
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	900	955,430
5.000%, 10/01/25	1,295	1,403,450
City of Pompano Beach
5.000%, 07/01/26	1,355	1,485,785
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,000	1,074,570
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,101,416

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	$863,203
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	550	594,559
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	250	267,491
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	113,685
Greater Orlando Aviation Authority (RB) Series B
5.000%, 10/01/36	445	484,963
Hillsborough County School Board (COP)
5.000%, 07/01/30	500	557,819
JEA Electric System Revenue (RB) Series THREE 2021A
5.000%, 10/01/33	1,000	1,150,107
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	340	369,260
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	405,973
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	325,127
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,456,547
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	271,099
Pasco County (GO) Series A
5.000%, 10/01/24	570	604,141
5.000%, 10/01/25	570	616,568
Pasco County School Board (COP) Series A
5.000%, 08/01/31	1,000	1,137,613
Polk County School District (COP) Series A
5.000%, 01/01/28	475	528,024

207

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CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	$449,241
5.000%, 10/01/37	400	444,833
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	450	474,813
School District of Broward County (GO)
5.000%, 07/01/27	1,585	1,761,139
School District of Broward County (COP) Series A
5.000%, 07/01/32	460	494,039
South Florida Water Management District (COP)
3.000%, 10/01/31	400	390,109
5.000%, 10/01/36	545	586,861
Town of Longboat Key (GO)
5.000%, 08/01/24	375	396,131
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	565,588
West Palm Beach Community Redevelopment Agency
5.000%, 03/01/28	260	279,649

TOTAL FLORIDA		25,605,501

GEORGIA — (0.9%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/29	250	276,444
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The (RB)
5.000%, 03/01/26	90	97,668
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	277,399
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	414,837
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	451,194

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Municipal Electric Authority of Georgia (RB) Series
5.000%, 11/01/27	100	$110,133
Paulding County Hospital Authority (RB)
4.000%, 04/01/41	170	170,078
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	217,443

TOTAL GEORGIA		2,015,196

HAWAII — (0.7%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	355,776
4.000%, 07/01/39	700	706,282
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	499,679

TOTAL HAWAII		1,561,737

IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	200	220,335

ILLINOIS — (5.0%)
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	250	279,464
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/33	345	360,934
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	632,391
5.000%, 06/01/29	1,025	1,137,302
City of Chicago IL (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	1,525	1,621,512
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,086,341
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	102,841

208

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CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	$403,774
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	575	626,694
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	320	355,575
Illinois State (GO)
5.500%, 01/01/30	1,000	1,121,270
4.000%, 06/01/37	100	95,709
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	255,459
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	239,472
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	525,420
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	148,246
5.000%, 03/01/29	350	370,420
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	927,164
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	500	527,080
5.000%, 01/01/27	510	554,054
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
5.000%, 01/01/27	25	27,194

TOTAL ILLINOIS		11,398,316

INDIANA — (0.7%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	284,388

	Face
	Amount^	Value†
	(000)
INDIANA — (Continued)
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	$287,676
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	449,858
Indiana State University (RB) Series T
4.000%, 10/01/39	110	113,407
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	385,171

TOTAL INDIANA		1,520,500

IOWA — (0.6%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,449,257

KENTUCKY — (1.7%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	265,211
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,119,184
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	99,783
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	584,006
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,000	1,093,984
University of Louisville (RB) (BAM) Series B
4.000%, 09/01/30	400	426,604
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	364,885

TOTAL KENTUCKY		3,953,657

LOUISIANA — (0.8%)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	111,261

209

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	$323,871
Lafourche Parish School Board (GO)
5.000%, 03/01/28	500	556,373
5.000%, 03/01/29	40	44,982
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	281,898
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	420	462,670

TOTAL LOUISIANA		1,781,055

MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	223,495

MARYLAND — (0.4%)
Maryland Health & Higher Educational Facilities Auth. Series
4.000%, 01/01/35	1,000	985,290

MASSACHUSETTS — (0.9%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	282,723
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	404,666
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	334,516
Massachusetts Development Finance Agency (RB)
5.000%, 10/01/29	100	113,678
Massachusetts Development Finance Agency (RB) Series
5.000%, 01/01/24	70	72,742
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	432,034

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	$498,778

TOTAL MASSACHUSETTS		2,139,137

MICHIGAN — (2.2%)
Central Michigan University (RB)
4.000%, 10/01/35	450	457,300
4.000%, 10/01/36	470	476,995
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	867,877
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	532,034
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	259,627
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	246,550
Ferris State University (RB)
5.000%, 10/01/27	400	433,609
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	200	223,429
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	20	20,861
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	557,911
Michigan Finance Authority (RB)
4.000%, 11/15/35	295	297,371
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	556,563

TOTAL MICHIGAN		4,930,127

MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	221,376

210

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MISSISSIPPI — (0.5%)
City of Jackson (GO)
5.000%, 03/01/24	350	$365,683
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	264,543
Mississippi State (RB) Series A
5.000%, 10/15/23	390	403,748

TOTAL MISSISSIPPI		1,033,974

MISSOURI — (1.5%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	406,401
Jefferson City School District (COP)
4.000%, 04/01/24	200	205,480
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	132,727
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/30	15	16,882
5.000%, 03/01/33	450	497,778
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,145	1,257,076
Missouri State Health & Educational Facilities Authority (RB)
5.000%, 11/15/29	350	394,801
Missouri State Health & Educational Facilities Authority (RB) Series A
4.000%, 07/01/34	500	506,098

TOTAL MISSOURI		3,417,243

MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	500,445

NEVADA — (4.4%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	545	612,173
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	417,384

	Face
	Amount^	Value†
	(000)
NEVADA — (Continued)
5.000%, 07/01/40	500	$549,009
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,120,157
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	267,126
Clark County School District (GO) Series A
5.000%, 06/15/28	300	329,958
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	409,031
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,248,585
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	269,330
Washoe County NV (GO)
5.000%, 07/01/24	735	775,177
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,603,081
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,109,419
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	200	216,203

TOTAL NEVADA		9,926,633

NEW JERSEY — (1.8%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	498,580
Gloucester County Improvement Auth. (RB) (BAM)
5.000%, 07/01/32	145	163,283
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	349,024
New Jersey Educational Facilities Authority (RB) (AGM) Series
5.000%, 07/01/28	100	110,899
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	325,501

211

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	315	$327,067
New Jersey State (GO)
4.000%, 06/01/30	500	523,194
New Jersey Transportation Trust Fund Authority
5.250%, 06/15/31	260	275,864
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	801,534
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	704,029

TOTAL NEW JERSEY		4,078,975

NEW YORK — (1.6%)
City of New York (GO) Series B-1
5.000%, 12/01/29	500	544,634
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,071,780
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	715	764,070
5.000%, 07/01/27	150	164,169
5.000%, 12/01/28	315	349,025
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	457,585
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	333,451

TOTAL NEW YORK		3,684,714

NORTH CAROLINA — (0.4%)
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	502,026
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	450,228

TOTAL NORTH CAROLINA		952,254

	Face
	Amount^	Value†
	(000)
NORTH DAKOTA — (0.1%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	$138,240

OHIO — (2.0%)
Akron OH Income Tax Revenue Akrgen (RB)
5.000%, 12/01/26	395	418,596
American Municipal Power, Inc. (RB)
5.000%, 02/15/29	560	628,921
Butler County (RB)
4.000%, 11/15/35	1,000	1,009,635
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	203,975
Montgomery County (RB)
5.000%, 08/01/28	360	398,543
4.000%, 08/01/39	600	585,342
4.000%, 08/01/40	500	487,122
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	298,443
4.000%, 05/01/40	555	541,549

TOTAL OHIO		4,572,126

OKLAHOMA — (2.3%)
City of Bixby OK (GO) Series A
4.000%, 06/01/26	1,000	1,057,326
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,928,063
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	510,373
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	806,706
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	561,932
University of Oklahoma (RB)
5.000%, 07/01/27	215	234,508

TOTAL OKLAHOMA		5,098,908

OREGON — (0.5%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	215	239,953
Metro (RB)
5.000%, 06/15/30	225	249,275
Oregon Health & Science University (RB) Series B
5.000%, 07/01/33	350	382,190

212

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	$223,701

TOTAL OREGON		1,095,119

PENNSYLVANIA — (4.0%)
Allegheny County Hospital Development Authority (RB)
4.000%, 07/15/38	1,125	1,131,558
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	275,856
Chester County School Authority (RB)
5.000%, 03/01/28	235	254,398
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	828,098
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	857,628
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	253,377
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	556,706
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	426,478
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	274,218
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	557,953
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	695	765,355
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	80	85,300
Pennsylvania Higher Educational Facilities Authority (RB) Series AT-1
5.000%, 06/15/30	150	163,671
5.000%, 12/01/37	1,250	1,406,042

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	$278,719
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	274,623
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	566,785

TOTAL PENNSYLVANIA		8,956,765

RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	106,775

SOUTH CAROLINA — (1.4%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	733,470
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	396,125
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	524,806
South Carolina Public Service Authority (RB)
4.000%, 12/01/40	1,095	1,095,511
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	353,515

TOTAL SOUTH CAROLINA		3,103,427

SOUTH DAKOTA — (0.5%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	946,922
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	129,153

TOTAL SOUTH DAKOTA		1,076,075

TENNESSEE — (5.0%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	1,018,168
5.000%, 07/01/25	970	1,043,973

213

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	$2,182,597
Greeneville Health & Educational Facilities Board (RB) Series
5.000%, 07/01/30	650	711,352
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	560	601,108
Maury County (GO)
5.000%, 04/01/25	825	883,914
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	85	92,120
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,094,038
Metropolitan Government of Nashville & Davidson County TN
5.000%, 01/01/27	1,000	1,093,320
Sumner County (GO)
5.000%, 06/01/24	940	990,560
Tennessee State (GO) Series B
5.000%, 08/01/25	1,575	1,704,111

TOTAL TENNESSEE		11,415,261

TEXAS — (22.5%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,058,390
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,618,041
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	336,630
Bexar County (GO)
4.000%, 06/15/26	600	633,834

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	$542,746
4.000%, 01/01/40	755	756,990
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	965	1,077,808
City of Austin (GO)
5.000%, 09/01/28	1,250	1,369,896
City of Austin (GO) Series A
5.000%, 09/01/24	10	10,592
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	294,505
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,060	2,228,634
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	710,460
City of Celina (GO)
4.125%, 09/01/25	1,000	1,053,421
City of El Paso (GO) Series B
5.000%, 08/15/23	455	471,746
City of Fort Worth (GO)
4.000%, 03/01/28	2,500	2,666,635
4.000%, 03/01/29	1,010	1,054,647
City of Fort Worth (GO) Series A
5.000%, 03/01/25	505	539,431
City of Frisco (GO)
4.000%, 02/15/26	3,175	3,345,539
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	523,350
City of Irving TX (GO)
5.000%, 09/15/26	240	263,206
City of League City (GO)
4.000%, 02/15/28	160	168,062
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	441,460
5.000%, 05/15/30	415	475,528
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,230,150
City of Odessa (GO)
5.000%, 03/01/29	150	168,737
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,066,664

214

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio TX Electric & Gas Systems Revenue (RB)
5.000%, 02/01/27	3,095	$3,375,335
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,083,317
City of Waxahachie (GO)
4.000%, 08/01/30	1,000	1,048,347
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	625,302
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	857,865
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	39,931
4.000%, 11/01/39	465	469,336
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	82,856
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	211,012
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	326,720
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	98,200
Greater Greenspoint Redevelopment Authority (AGM)
4.000%, 09/01/34	250	256,485
Harris County (GO) Series A
5.000%, 10/01/26	500	540,679
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,000	1,090,796
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	100	86,788

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	500	$555,710
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	334,999
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,235,728
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,066,386
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	271,507
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,010	1,079,863
Lone Star College System (GO) Series A
5.000%, 02/15/26	2,500	2,726,809
Lower Colorado River Authority (RB)
5.000%, 05/15/38	400	441,237
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,199,423
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	600	641,490
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	100,989
Port Freeport (RB) Series B
5.000%, 06/01/29	350	381,187
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	567,409
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	854,880
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	250,165

215

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	$197,111
Texas State (GO) Series B-1
5.000%, 08/01/26	1,050	1,153,951
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/26	365	382,929
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	788,319
5.000%, 02/01/25	400	426,012
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	746,042
5.000%, 03/01/36	250	278,868

TOTAL TEXAS		50,981,085

UTAH — (2.8%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,076,911
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	350	398,442
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,335,406
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,500	2,741,155
Uintah County (GO)
4.000%, 12/15/28	750	788,093

TOTAL UTAH		6,340,007

VIRGINIA — (0.1%)
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/29	160	177,838

	Face
	Amount^	Value†
	(000)
WASHINGTON — (9.0%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 1/11/25)	610	$661,366
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	1,816,809
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,363,751
5.000%, 11/01/26	750	830,306
City of Seattle (GO)
5.000%, 12/01/29	1,345	1,443,889
City of Seattle Drainage & Wastewater Revenue (RB)
4.000%, 04/01/33	600	625,638
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	177,903
Energy Northwest (RB)
4.000%, 07/01/27	250	259,193
King County (GO) Series A
5.000%, 12/01/26	1,575	1,746,241
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,087,773
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	310,977
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	510	564,285
Pierce County Sewer Revenue (RB) Series A
4.000%, 08/01/28	350	375,555
Port of Everett (RB)
4.000%, 12/01/28	215	223,311
Snohomish County School District No 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,010	2,179,955
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	201,193

216

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series A-
5.000%, 08/01/25	35	$37,315
Washington State
5.000%, 06/01/29	1,000	1,089,213
Washington State (GO) Series A-1
5.000%, 08/01/26	1,000	1,078,724
5.000%, 08/01/31	1,000	1,069,360
Washington State (GO) Series B
5.000%, 08/01/29	855	933,879
Washington State (GO) Series E
5.000%, 02/01/27	570	594,856
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,121,655
Washington State (GO) Series R-2018D
5.000%, 08/01/25	665	717,351

TOTAL WASHINGTON		20,510,498

WEST VIRGINIA — (0.2%)
West Virginia Hospital Finance Authority
5.000%, 09/01/32	415	459,297

WISCONSIN — (5.1%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	858,001
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	313,385
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	603,004
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	222,967

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	450	$486,121
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	284,662
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,318,791
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	855	945,139
Public Finance Authority
4.000%, 07/01/38	675	688,237
4.000%, 07/01/39	675	686,892
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,539,354
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	445	500,637
5.000%, 07/01/34	220	239,574
Wisconsin Health & Educational Facilities Authority
4.000%, 10/15/33	1,025	1,052,163
Wisconsin State (GO) Series A
5.000%, 05/01/30	1,000	1,087,289
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	650,500

TOTAL WISCONSIN		11,476,716

TOTAL MUNICIPAL BONDS Cost ($ 246,729,434)		226,825,376

TOTAL INVESTMENTS — (100.0%) (Cost $ 246,729,434)		$226,825,376

217

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$226,825,376	—	$226,825,376

TOTAL	—	$226,825,376	—	$226,825,376

See accompanying Notes to Financial Statements.

218

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.1%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
5.000%, 02/01/24	130	$135,465

ALASKA — (1.1%)
Alaska Municipal Bond Bank Authority
5.000%, 12/01/23	680	707,226
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	510	540,073

TOTAL ALASKA		1,247,299

ARIZONA — (0.1%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	100	105,308

CALIFORNIA — (3.7%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	265,086
California State Public Works Board (RB) Series D
5.000%, 05/01/24	1,985	2,083,890
State of California
5.000%, 11/01/25	1,555	1,684,855

TOTAL CALIFORNIA		4,033,831

CONNECTICUT — (1.0%)
City of New Haven (GO) Series A
5.000%, 08/01/23	375	387,133
Connecticut State
4.000%, 01/15/25	355	368,548
Connecticut State Special Tax Revenue
5.000%, 01/01/24	350	365,108

TOTAL CONNECTICUT		1,120,789

	Face
	Amount^	Value†
	(000)
FLORIDA — (8.5%)
City of Jacksonville (RB)
5.000%, 10/01/23	295	$306,008
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	2,715	2,931,893
Florida State
5.000%, 06/01/24	1,835	1,934,464
Florida State (GO)
5.000%, 07/01/24	1,000	1,056,832
Florida State Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,229,945
Indian River County District School Board Series A
5.000%, 07/01/24	950	997,004
School Board of Miami-Dade County
5.000%, 11/01/25	900	951,563

TOTAL FLORIDA		9,407,709

GEORGIA — (2.2%)
Georgia State (GO) Series A
5.000%, 08/01/24	1,390	1,471,770
Troup County School District
4.000%, 08/01/23	950	970,571

TOTAL GEORGIA		2,442,341

HAWAII — (2.2%)
Hawaii State
5.000%, 05/01/25	2,275	2,440,226

ILLINOIS — (5.1%)
Chicago Park District (GO) Series A
¤ 5.000%, 01/01/37 (Pre-refunded @ $100, 1/1/24)	485	505,209
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	600	617,513
City of Chicago IL (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,000	3,189,860

219

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	$318,170
Illinois State (GO) Series
5.000%, 12/01/24	500	524,110
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	450,170

TOTAL ILLINOIS		5,605,032

IOWA — (2.7%)
City of Cedar Rapids (GO) Series A
5.000%, 06/01/23	1,395	1,439,199
City of Urbandale
5.000%, 06/01/25	1,115	1,196,526
College Community School District
3.000%, 06/01/24	345	349,303

TOTAL IOWA		2,985,028

KANSAS — (1.1%)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,155,287
LOUISIANA — (0.1%)
Ascension Parish School Board
5.000%, 03/01/24	140	146,274

MARYLAND — (2.8%)
Maryland State
5.000%, 08/01/25	2,825	3,053,820

MISSOURI — (1.3%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	750	778,732
City of Kansas City (RB)
5.000%, 09/01/24	140	147,535
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	500	529,288

TOTAL MISSOURI		1,455,555

	Face
	Amount^	Value†
	(000)
NEBRASKA — (0.5%)
Nebraska State Colleges Facilities Corp. (RB) (AGM)
5.000%, 07/15/24	250	$263,266
5.000%, 07/15/25	240	257,114

TOTAL NEBRASKA		520,380

NEVADA — (3.4%)
Las Vegas Convention & Visitors Authority (RB)
5.000%, 07/01/25	520	555,077
Nevada State (GO) Series B
5.000%, 11/01/23	3,000	3,126,356

TOTAL NEVADA		3,681,433

NEW JERSEY — (1.3%)
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	400	412,255
New Jersey Economic Dev. Authority
5.000%, 03/01/26	175	178,256
New Jersey State
5.000%, 06/01/25	725	770,992
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/23	100	103,064

TOTAL NEW JERSEY		1,464,567

NEW YORK — (0.7%)
New York State Dormitory Authority (RB)
5.000%, 05/01/26	165	175,803
New York State Thruway Authority (RB) Series L
5.000%, 01/01/26	340	368,348
Town of Oyster Bay
5.000%, 08/01/24	200	210,450

TOTAL NEW YORK		754,601

NORTH CAROLINA — (0.6%)
North Carolina Turnpike Authority
5.000%, 02/01/24	650	674,722

OHIO — (0.9%)
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/24	70	73,904

220

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
American Municipal Power, Inc. (RB)
5.000%, 02/15/24	855	$894,117

TOTAL OHIO		968,021

OKLAHOMA — (1.2%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,347,785

OREGON — (3.1%)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,555	1,675,471
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,645	1,751,066

TOTAL OREGON		3,426,537

PENNSYLVANIA — (1.1%)
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	650	680,568
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/24	250	264,038
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	265	288,073

TOTAL PENNSYLVANIA		1,232,679

SOUTH CAROLINA — (0.7%)
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	750	764,590

TENNESSEE — (3.6%)
Bedford County
5.000%, 06/01/26	500	546,630
City of Chattanooga (GO) Series B
5.000%, 10/01/24	1,800	1,910,860
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/24	575	606,285

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
5.000%, 07/01/25	845	$908,898

TOTAL TENNESSEE		3,972,673

TEXAS — (24.4%)
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	515	544,122
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,832,567
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,901,069
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,351,112
City of Dallas (GO)
5.000%, 02/15/25	900	959,748
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	290	311,936
City of Houston
5.000%, 03/01/24	1,850	1,939,000
City of Irving (GO)
4.000%, 09/15/24	1,000	1,036,262
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	100	104,826
Harris County
5.000%, 10/01/25	1,810	1,959,108
Lewisville Independent School District (GO)
5.000%, 08/15/24	805	851,994
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,400	2,514,099
Lower Colorado River Authority
5.000%, 05/15/24	250	262,166
Lower Colorado River Authority (RB)
5.000%, 05/15/24	250	262,166
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	900	935,855
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	520	551,311

221

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,140	$1,217,267
Texas State
5.000%, 08/01/24	170	179,726
Texas State (GO) Series A
5.000%, 10/01/23	2,500	2,598,613
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/24	600	625,859
University of Texas System
5.000%, 08/15/24	1,040	1,098,571
West Travis County Public Utility Agency
6.500%, 08/15/24	630	684,404
Wylie Independent School District
5.000%, 08/15/25	2,075	2,237,968

TOTAL TEXAS		26,959,749

UTAH — (6.9%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,230,601
Utah State (GO)
5.000%, 07/01/25	2,500	2,700,154
Utah Transit Authority (RB)
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	2,440	2,617,765
Utah Transit Authority
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/26)	1,000	1,077,528

TOTAL UTAH		7,626,048

WASHINGTON — (10.0%)
City of Seattle (GO) Series A
5.000%, 12/01/25	1,365	1,484,811
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,060	1,121,162
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	660	689,150

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Energy Northwest
5.000%, 07/01/23	1,250	$1,291,947
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	519,523
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	2,700	2,775,021
Washington State
5.000%, 07/01/24	1,000	1,056,181
Washington State (GO)
5.000%, 08/01/24	715	756,578
Washington State (GO) Series R-C
5.000%, 07/01/23	1,335	1,379,799

TOTAL WASHINGTON		11,074,172

WISCONSIN — (9.6%)
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	460,199
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	730,823
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	2,578,058
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,105,170
Wisconsin State (GO)
5.000%, 05/01/24	2,500	2,629,544
Wisconsin State
5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	2,103,635

TOTAL WISCONSIN		10,607,429

TOTAL MUNICIPAL BONDS Cost ($110,746,826)		110,409,350

TOTAL INVESTMENTS — (100.0%) (Cost $110,746,826)		$110,409,350

222

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$110,409,350	—	$110,409,350

TOTAL	—	$110,409,350	—	$110,409,350

See accompanying Notes to Financial Statements.

223

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Anaheim Public Financing Authority
¤ 5.000%, 05/01/39	5,500	$5,788,300
¤ 5.000%, 05/01/46	6,045	6,361,868
Apple Valley Unified School District
5.000%, 08/01/26	780	806,894
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	390	390,687
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	2,810	2,981,704
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 04/01/24)	1,555	1,632,391
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/23)	4,885	5,020,676
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	669,394
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	305,467
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,055	1,128,825
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	775	808,317
5.000%, 11/15/24	100	106,136
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/25)	1,690	1,828,646

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	$627,529
5.000%, 10/01/24	1,010	1,068,060
5.000%, 11/15/24	5,605	5,943,229
5.000%, 02/01/26	3,040	3,238,525
5.000%, 11/15/26	1,000	1,100,174
5.000%, 02/01/27	525	557,848
5.000%, 10/01/29	2,390	2,521,070
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	2,093,259
5.000%, 02/01/26	1,135	1,228,156
5.000%, 02/01/28	750	836,672
California Municipal Finance Authority (RB) Series B
5.000%, 10/01/23	1,555	1,616,116
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,568,011
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	230	245,282
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	3,060	3,331,878
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	35,659
California State Public Works Board
5.000%, 02/01/26	3,130	3,396,204
California State Public Works Board (RB) Series
5.000%, 11/01/22	2,475	2,517,245
California State Public Works Board (RB) Series A
5.000%, 09/01/28	1,150	1,210,833
California State Public Works Board (RB) Series B
5.000%, 05/01/22	2,045	2,045,000

224

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 05/01/23	695	$715,525
California State Public Works Board (RB) Series D
5.000%, 11/01/22	2,340	2,379,941
5.000%, 04/01/24	2,155	2,261,012
5.000%, 05/01/24	4,790	5,028,630
5.000%, 11/01/25	1,460	1,576,837
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,061,026
California State University (RB) Series
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	470	500,209
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,480	1,575,127
California State University (RB) Series A
5.000%, 11/01/22	3,800	3,866,949
5.000%, 11/01/23	4,350	4,533,217
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/22)	1,025	1,042,444
¤ 4.000%, 11/01/28 (Pre-refunded @ $100, 11/1/22)	3,000	3,036,336
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	915	973,812
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29	1,310	1,383,881
Carlsbad Unified School District
4.000%, 10/01/23	150	153,864
4.000%, 10/01/24	125	129,607
4.000%, 10/01/25	100	104,819
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	785	784,473
Central Contra Costa Sanitary District (COP)
5.000%, 09/01/22	8,865	8,970,655
5.000%, 09/01/23	5,125	5,318,476
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,070,113

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/23)	3,500	$3,623,310
Chabot-Las Positas Community College District
5.000%, 08/01/24	4,540	4,795,824
Chico Unified School District (GO) Series
3.000%, 08/01/23	570	576,441
Chino Valley Unified School District (GO)
4.000%, 08/01/23	750	767,692
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/23	275	281,501
4.000%, 08/01/24	125	129,329
4.000%, 08/01/25	275	287,688
City & County of San Francisco (GO)
5.000%, 06/15/24	1,245	1,314,157
City & County of San Francisco (GO) Series B
2.000%, 06/15/22	1,500	1,501,549
2.000%, 06/15/23	1,000	999,607
City & County of San Francisco (GO) Series R1
5.000%, 06/15/22	2,000	2,009,026
5.000%, 06/15/23	1,250	1,290,547
City & County of San Francisco
5.000%, 06/15/26	1,170	1,233,499
5.000%, 06/15/27	1,860	1,916,780
City of Berkeley (RN)
1.000%, 07/25/22	17,500	17,488,830
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,781,249
5.000%, 07/15/25	3,110	3,354,777
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	386,145
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/22	930	932,832
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,000	1,065,514
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/22	3,000	3,037,528
5.000%, 11/01/22	1,345	1,368,427

225

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/23	1,860	$1,938,061
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 5/1/22)	500	500,000
City of San Francisco Public Utilities Commission Water Revenue
5.000%, 11/01/23	1,380	1,437,916
Contra Costa Community College District (GO)
4.000%, 08/01/22	1,000	1,006,570
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	600	605,399
¤ 5.000%, 08/01/38	3,600	3,729,091
Contra Costa Water District (RB) Series W
5.000%, 10/01/22	590	598,591
5.000%, 10/01/23	1,515	1,575,621
Delano Union School District (GO) (AGM)
4.000%, 02/01/23	245	248,922
4.000%, 02/01/24	275	282,896
4.000%, 02/01/25	300	311,201
4.000%, 02/01/26	315	329,705
Desert Community College District (GO)
4.000%, 08/01/22	800	805,394
Desert Community College District (GO) Series A-
4.000%, 08/01/23	1,500	1,536,582
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/22	3,840	3,874,840
5.000%, 08/01/23	3,000	3,108,329
5.000%, 08/01/24	510	538,853
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,304,082
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,327,952
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,564,765
El Camino Community College District Foundation (GO) Series D
3.000%, 08/01/22	160	160,682

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	$3,144,324
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,000	4,210,226
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,080,756
Evergreen School District (GO)
2.000%, 08/01/22	2,800	2,805,138
2.000%, 08/01/23	3,000	2,997,252
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26	1,150	1,217,133
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,183,171
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	5,500	5,630,027
Fremont Union High School District (GO) Series A
2.000%, 08/01/22	1,000	1,001,786
2.000%, 08/01/23	730	729,599
Fresno Unified School District (GO) Series A
4.000%, 08/01/22	3,435	3,457,822
Fresno Unified School District (GO) Series D
2.000%, 08/01/22	1,125	1,127,009
2.000%, 08/01/23	1,600	1,599,121
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	1,000	1,008,998
Gilroy School Facilities Financing Authority (RB) Series A
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,107,576

226

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,915	$1,961,226
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,585,874
Glendale Community College District (GO) Series B
4.000%, 08/01/22	1,075	1,082,196
4.000%, 08/01/23	525	537,673
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) (ETM) Series A
5.000%, 06/01/22	3,000	3,008,992
Grossmont Union High School District (GO) Series E
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	3,770	3,902,822
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,024,139
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,640	1,698,191
Hartnell Community College District (GO) Series B
4.000%, 08/01/22	1,015	1,021,794
Huntington Beach City School District (GO) Series C
4.000%, 08/01/22	180	181,205
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,107,118
4.000%, 08/01/23	1,125	1,150,338
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	578,792
Kern High School District (GO) (AGM) Series C
2.000%, 08/01/22	5,295	5,304,716

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
La Quinta Redevelopment Agency Successor Agency
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	1,500	$1,555,824
Las Lomitas Elementary School District (GO) Series B
2.000%, 07/01/22	845	846,130
2.000%, 07/01/23	1,315	1,315,167
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series A
5.000%, 08/01/22	1,500	1,513,460
Lodi Unified School District (GO)
3.000%, 08/01/23	750	758,753
Long Beach Community College District (GO) Series D
4.000%, 08/01/23	1,825	1,868,599
4.000%, 08/01/24	1,285	1,329,504
Los Altos Elementary School District (RN)
4.000%, 07/15/22	3,000	3,017,233
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	2,670	2,769,432
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,000	1,058,376
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,010	1,068,960
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	6,565	6,948,240
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,360	3,485,127
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	2,993,295

227

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,765	$1,775,899
5.000%, 07/01/23	18,000	18,614,570
5.000%, 07/01/24	2,890	3,051,734
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/22	1,500	1,509,263
5.000%, 07/01/23	1,125	1,163,411
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/23	1,500	1,551,566
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	2,900	3,062,294
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	312,914
5.000%, 12/01/24	245	260,708
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/22	675	679,124
Los Angeles Department of Water & Power Power System Revenue (RB)
5.000%, 07/01/25	2,835	2,988,125
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/22	1,385	1,393,461
5.000%, 07/01/23	2,360	2,438,919
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,440	1,518,714
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/31	3,335	3,590,074

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,000	$1,055,746
5.000%, 07/01/25	1,900	2,049,104
Los Angeles Unified School District
5.000%, 07/01/24	2,500	2,636,656
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	20,040	20,724,222
5.000%, 07/01/24	4,930	5,199,485
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,358,270
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,059,571
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	5,594,059
Mammoth Unified School District (GO) Series B
4.000%, 08/01/22	1,000	1,006,644
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/22	1,400	1,407,615
3.000%, 09/01/23	1,140	1,153,798
Menifee Union School District (GO) Series C
3.000%, 08/01/22	200	200,843
4.000%, 08/01/23	505	516,437
Merced Community College District (GO)
5.000%, 08/01/24	50	52,817
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/22	475	477,863
Midpeninsula Regional Open Space District (GO) Series A
5.000%, 09/01/23	1,385	1,437,842
Miracosta Community College District (GO) Series B
4.000%, 08/01/22	3,270	3,291,807
4.000%, 08/01/23	2,000	2,048,278

228

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Modesto Irrigation District (RB) Series B
5.000%, 10/01/25	1,000	$1,079,996
Morgan Hill Redevelopment Agency Successor Agency Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	1,815,129
Mount Diablo Unified School District
4.000%, 08/01/24	1,425	1,473,088
Mount San Antonio Community College District (GO) Series C
4.000%, 08/01/23	3,350	3,429,615
Municipal Improvement Corp. of Los Angeles (RB)
5.000%, 11/01/23	1,650	1,719,993
Napa Valley Unified School District (RN)
2.000%, 06/30/22	17,000	17,028,092
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,350	1,358,969
Northern California Power Agency (RB)
5.000%, 07/01/24	500	527,223
Northern California Power Agency
5.000%, 07/01/25	750	806,485
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	500	525,409
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/22	1,000	1,006,694
Ocean View School District/Orange County (GO) Series B
6.000%, 08/01/22	1,400	1,416,173
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	1,547,220

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	10,000	$10,240,420
5.000%, 02/01/24	5,420	5,678,190
5.000%, 02/01/33	1,600	1,723,622
Orange County Transportation Authority
5.000%, 10/15/24	5,685	6,027,696
Oxnard Union High School District (GO) Series B
4.000%, 08/01/22	600	604,016
Palm Springs Unified School District (GO) Series A
2.000%, 08/01/22	5,000	5,008,806
Palomar Community College District (GO)
5.000%, 05/01/23	725	746,556
Panama-Buena Vista Union School District
3.000%, 08/01/24	2,450	2,486,398
Pasadena Unified School District (GO) Series A
2.000%, 08/01/22	4,790	4,798,789
3.000%, 08/01/23	3,000	3,036,122
Pasadena Unified School District (GO) Series B
1.000%, 08/01/22	250	249,775
2.000%, 08/01/23	13,160	13,152,774
Peralta Community College District (GO)
5.000%, 08/01/23	3,045	3,068,515
5.000%, 08/01/24	1,000	1,054,551
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,187,135
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	1,860,821
Peralta Community College District
5.000%, 08/01/29	500	525,372
Portola Valley School District (GO) Series B
3.000%, 08/01/22	1,205	1,210,138
Rancho Santiago Community College District (GO)
4.000%, 09/01/22	1,075	1,084,348
Rio Elementary School District Community Facilities District
5.500%, 09/01/39	4,915	5,123,310

229

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	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County Transportation Commission (RB) Series A
¤ 5.250%, 06/01/30 (Pre-refunded @ $100, 6/1/23)	5,000	$5,166,236
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,075,842
5.000%, 07/01/28	1,000	1,050,555
Sacramento Municipal Utility District (RB) Series B
5.000%, 08/15/27	4,905	5,073,484
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/23	6,290	6,519,054
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/22	690	697,175
San Diego Association of Governments (RB)
5.000%, 11/15/25	6,425	6,799,727
San Diego Community College District (GO)
5.000%, 08/01/23	440	455,888
5.000%, 08/01/24	1,250	1,322,407
¤ 5.000%, 08/01/32	3,105	3,216,341
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	9,010	9,333,086
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	1,000	1,050,441
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,270,000
5.000%, 05/01/24	1,050	1,105,460
5.000%, 05/01/25	1,010	1,084,866
San Diego County Water Authority (RB) Series A
5.000%, 05/01/23	3,800	3,910,698
5.000%, 05/01/25	485	520,950
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	10,520	10,533,451
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	5,330	5,354,939

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series D-2
5.000%, 07/01/22	2,400	$2,414,307
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,444,985
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,068,051
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,505	3,709,609
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/26	2,500	2,708,356
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,095	1,165,716
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	510	512,223
5.000%, 06/15/23	4,345	4,483,008
San Francisco Municipal Transportation Agency (RB)
¤ 5.000%, 03/01/28 (Pre-refunded @ $100, 3/1/23)	1,100	1,128,373
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,000	1,003,104
4.000%, 06/15/23	2,905	2,967,658
4.000%, 06/15/24	8,755	9,044,957
San Francisco Unified School District (GO) Series B
4.000%, 06/15/22	6,000	6,018,624
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,751,375
San Gabriel Unified School District
4.000%, 08/01/23	315	322,180
4.000%, 08/01/24	300	310,099

230

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	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin Hills Transportation Corridor Agency
¤ 5.000%, 01/15/29	1,925	$2,052,699
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/22	1,800	1,815,592
San Jose Unified School District (GO)
¤ 5.000%, 08/01/28	1,455	1,507,174
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,685	1,745,422
San Juan Unified School District (GO)
3.000%, 08/01/22	2,260	2,268,857
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/22	550	553,572
San Lorenzo Unified School District (GO)
4.000%, 08/01/22	500	503,285
4.000%, 08/01/23	700	716,549
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,095,296
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	4,000	4,222,212
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	1,660	1,674,379
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/23	125	128,324
4.000%, 11/01/24	175	181,428
4.000%, 11/01/25	180	188,182
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	985	1,007,674

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/22	700	$700,000
5.000%, 05/01/23	2,190	2,255,113
Santa Clara Unified School District (GO)
5.000%, 07/01/23	1,250	1,292,386
Santa Clara Valley Transportation Authority
5.000%, 06/01/23	5,500	5,675,454
Santa County Cruz (RN)
2.000%, 07/05/22	10,000	10,014,895
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/23	710	718,461
3.000%, 08/01/24	1,100	1,114,451
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/23	8,055	8,248,437
Santa Monica-Malibu Unified School District (GO) Series B
4.000%, 08/01/23	3,000	3,072,043
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	865	896,018
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	2,500	2,510,660
Simi Valley Unified School District (GO) Series C
4.000%, 08/01/22	600	604,016
Southern California Public Power Authority (RB)
5.000%, 07/01/23	270	279,187
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	430	432,627
Southern California Public Power Authority
5.000%, 07/01/25	475	510,924
5.000%, 07/01/31	1,205	1,288,549

231

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	500	$502,144
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	753,217
3.000%, 08/01/23	820	829,873
State of California (GO)
5.000%, 08/01/22	785	792,397
5.000%, 09/01/22	14,050	14,223,575
5.250%, 09/01/22	11,420	11,570,385
5.000%, 10/01/22	39,500	40,081,938
2.000%, 11/01/22	2,250	2,255,849
5.000%, 04/01/23	5,525	5,679,564
4.000%, 10/01/23	2,515	2,581,231
5.000%, 10/01/23	6,915	7,192,748
5.000%, 11/01/23	10,590	11,036,171
3.000%, 03/01/24	2,300	2,331,770
4.000%, 03/01/24	3,350	3,455,949
5.000%, 03/01/24	3,000	3,148,289
5.000%, 04/01/24	14,430	15,168,196
5.000%, 08/01/24	1,055	1,115,398
5.000%, 10/01/24	2,500	2,652,762
5.000%, 12/01/24	3,800	4,046,584
5.500%, 02/01/25	3,860	4,170,399
5.000%, 04/01/25	7,000	7,495,798
5.000%, 10/01/25	875	946,486
5.000%, 12/01/25	3,510	3,809,294
5.000%, 08/01/31	4,540	4,857,812
5.000%, 10/01/31	10,000	10,541,212
State of California (GO) Series C
5.000%, 09/01/28	1,700	1,830,728
State of California
5.000%, 09/01/23	1,000	1,038,157
5.000%, 10/01/23	5,000	5,200,820
5.000%, 12/01/23	2,550	2,662,254
5.000%, 09/01/24	3,300	3,495,295
5.000%, 04/01/25	1,025	1,097,599
5.000%, 12/01/25	3,095	3,219,406
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	6,552,578
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,023,517
4.000%, 08/01/24	600	619,583

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/22	1,400	$1,409,336
4.000%, 08/01/23	280	286,794
Tracy Public Financing Authority
5.000%, 11/01/23	150	155,716
5.000%, 11/01/24	285	301,391
5.000%, 11/01/25	440	472,818
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	334,151
4.000%, 04/01/25	300	311,244
4.000%, 04/01/26	350	365,748
University of California
5.000%, 05/15/25	1,235	1,298,871
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	3,752,994
University of California (RB) Series BE
5.000%, 05/15/23	2,800	2,884,631
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	913,256
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	145,020
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/22	6,040	6,094,801
5.000%, 08/01/23	2,170	2,244,277
Visalia Unified School District (GO)
5.000%, 08/01/22	3,275	3,304,714
Vista Unified School District
5.000%, 10/01/23	1,035	1,073,666
5.000%, 10/01/24	1,195	1,265,279
5.000%, 10/01/25	1,295	1,397,424
Walnut Energy Center Authority (RB)
5.000%, 01/01/32	1,625	1,707,853
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/22	3,250	3,271,754

232

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/23	2,200	$2,250,916
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/22	3,510	3,542,109
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/22	3,000	3,027,369
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	5,915	6,130,074
Western Placer Unified School District (RN)
5.000%, 06/30/22	4,300	4,326,657

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Yosemite Community College District (GO)
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/25)	5,975	$6,451,193

TOTAL MUNICIPAL BONDS Cost ($925,444,850)		910,727,224

TOTAL INVESTMENTS — (100.0%) (Cost $925,444,850)		$910,727,224

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$910,727,224	—	$910,727,224

TOTAL	—	$910,727,224	—	$910,727,224

See accompanying Notes to Financial Statements.

233

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority Series A
5.000%, 12/01/31	1,000	$1,037,280
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	897,897
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,053,404
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	8,700	9,231,612
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 04/01/24)	1,475	1,548,409
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	621,289
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	507,814
5.000%, 08/01/28	2,540	2,875,081
Burbank Unified School District (GO)
5.000%, 08/01/24	300	316,770
Calexico Unified School District (GO) (BAM)
4.000%, 08/01/34	525	553,116
California Health Facilities Financing Authority
5.000%, 02/01/33	1,010	1,105,121
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,250	1,366,562
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,830	5,221,991
5.000%, 02/01/27	1,740	1,848,868

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/15/41 (Pre-refunded @ $100, 11/15/25)	6,025	$6,544,088
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,698,568
5.000%, 07/01/26	6,500	7,159,803
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,130	3,457,067
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	254,259
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	753,664
5.000%, 02/01/29	825	932,225
5.000%, 02/01/30	500	570,797
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/23	900	939,600
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,066,443
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,593,944
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	4,574,951
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	15,282

234

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB)
5.000%, 11/01/28	1,790	$2,016,344
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,433,256
5.000%, 02/01/28	5,030	5,611,280
California State Public Works Board (RB) Series C
5.000%, 03/01/26	4,060	4,412,089
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	593,408
California State University (RB) Series A
5.000%, 11/01/24	2,655	2,821,001
5.000%, 11/01/25	4,010	4,342,070
5.000%, 11/01/26	350	386,065
5.000%, 11/01/29	1,500	1,721,977
5.000%, 11/01/31	1,000	1,080,590
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,865	1,984,873
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	755	803,528
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	101,762
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,065,240
California Statewide Communities Development Authority Series A
4.000%, 06/01/25	1,165	1,214,245
4.000%, 06/01/26	1,000	1,051,618
5.000%, 03/01/27	1,435	1,559,445
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	171,129
Carlsbad Unified School District (GO)
5.000%, 08/01/24	2,035	2,149,670
Carlsbad Unified School District
4.000%, 10/01/26	85	89,878

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 10/01/28	125	$133,754
4.000%, 10/01/29	110	118,374
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	458,922
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	908,121
4.000%, 08/01/23	1,970	2,016,573
4.000%, 08/01/34	2,590	2,663,025
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	335,758
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	258,714
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	275	294,726
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,069,955
5.000%, 04/01/26	700	763,782
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,055,548
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	1,335,268
5.000%, 06/15/25	2,300	2,476,753
City of Grover Beach (GO)
5.000%, 09/01/23	360	373,735
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	562,763
5.000%, 05/15/29	375	427,808
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,650,865
City of Oakland (GO) Series A
5.000%, 01/15/25	500	533,805
City of Pacifica (COP)
5.000%, 01/01/24	250	261,460
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/24	1,000	1,052,745
5.000%, 06/01/25	360	386,468

235

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,260	$2,512,712
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	3,015	3,202,003
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	1,475	1,536,903
5.000%, 11/01/24	1,250	1,327,530
5.000%, 11/01/25	1,070	1,158,234
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	830,216
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	1,250	1,309,447
5.000%, 03/01/32	1,000	1,060,862
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,386,049
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	512,354
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	381,737
5.000%, 10/01/25	400	432,271
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	505,589
5.000%, 08/01/27	150	167,411
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	955,650
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	258,381
Dublin Unified School District (GO)
5.000%, 08/01/22	875	882,939
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	617,210
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,971,325

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	$210,932
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,421,241
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	275,244
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	108,068
Fontana Unified School District (GO) (ETM)
4.000%, 08/01/22	875	880,748
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	263,666
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	332,158
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	859,135
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	675	717,071
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,705,567
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	144,849
4.000%, 08/01/25	100	104,614
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	103,488
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	558,037
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	233,096

236

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	$513,168
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	277,226
Kern High School District (GO) Series A
3.000%, 08/01/26	895	910,915
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	719,747
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,836,982
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	638,144
4.000%, 08/01/26	515	543,682
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	355,880
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	158,469
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	219,546
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	352,662
5.000%, 08/01/24	250	264,707
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,360,344
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	3,485	3,688,441
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,355	2,492,476
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	403,729
5.000%, 08/01/25	1,240	1,340,035
5.000%, 06/01/26	2,500	2,746,368

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	$674,206
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	2,472,373
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	1,715,630
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	870	875,372
5.000%, 07/01/25	5,025	5,420,935
5.000%, 07/01/27	3,705	4,145,166
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	205,998
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	330	357,785
5.000%, 12/01/26	350	386,457
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,800	1,900,343
5.000%, 07/01/25	290	312,758
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	437,658
3.000%, 07/01/26	8,425	8,573,567
5.000%, 07/01/28	750	850,205
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,000	1,096,106
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/24	1,950	2,056,591
5.000%, 07/01/29	4,925	5,218,403
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,273,311
5.000%, 07/01/29	665	731,009

237

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	1,665	$1,828,469
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/26	1,680	1,827,431
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	3,250	3,427,652
5.000%, 07/01/25	1,010	1,085,748
5.000%, 07/01/26	3,285	3,596,627
5.000%, 07/01/27	1,540	1,713,494
5.000%, 07/01/28	1,010	1,139,430
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/25	3,000	3,130,680
5.000%, 07/01/27	525	584,146
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	503,063
5.000%, 07/01/27	2,985	3,321,286
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	528,416
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/22	485	489,340
Mammoth Unified School District (GO) Series B
4.000%, 08/01/23	1,000	1,023,766
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	962,803
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	663,590
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,049,191
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,742,340
5.000%, 07/01/25	200	215,759

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	$418,455
4.000%, 08/01/26	400	423,103
4.000%, 08/01/27	250	266,843
4.000%, 08/01/28	500	537,400
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	500	567,971
Morongo Unified School District (GO)
3.000%, 08/01/22	480	482,023
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	105,657
5.000%, 08/01/25	80	86,168
5.000%, 08/01/26	220	241,501
5.000%, 08/01/27	120	133,929
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	966,206
4.000%, 08/01/26	475	501,063
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	809,634
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	620,913
4.000%, 08/01/25	400	418,455
Municipal Improvement Corp.of Los Angeles (RB) Series A
5.000%, 11/01/24	325	344,833
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,225,674
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,010	1,036,460
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,340	3,776,106
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	232,252
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,666,333
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	447,979

238

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	$310,871
5.000%, 08/01/24	1,125	1,184,856
5.000%, 08/01/25	1,250	1,340,319
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	949,702
5.000%, 08/01/26	575	629,498
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/22	350	352,334
4.000%, 08/01/24	500	516,762
5.000%, 08/01/25	1,290	1,387,374
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,767,502
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	547,390
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	622,561
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,208,276
5.000%, 02/01/26	2,000	2,182,802
Oxnard Union High School District (GO)
4.000%, 08/01/22	500	503,347
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,480,262
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	1,000	1,074,125
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	155,416
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	846,881
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,613,225

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	$1,075,209
Redlands Financing Authority (RB) Series A
5.000%, 09/01/22	1,290	1,305,417
Redlands Unified School District (GO)
5.000%, 07/01/26	300	328,832
5.000%, 07/01/27	500	557,351
Redwood City School District (GO)
5.000%, 08/01/27	50	55,804
5.000%, 08/01/28	85	96,213
Reed Union School District (GO)
4.000%, 08/01/27	460	491,691
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	691,903
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	515,334
Riverside County Infrastructure Financing Authority (RB) (ETM) Series A
5.000%, 11/01/24	165	174,987
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	935	992,993
Riverside County Infrastructure Financing Authority Series A
5.000%, 11/01/25	1,255	1,358,490
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	5,000	5,467,901
Sacramento County (AGM)
5.000%, 10/01/28	780	879,130
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	319,235

239

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	$1,064,116
5.000%, 12/01/25	1,000	1,085,984
5.000%, 12/01/26	300	331,932
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	530,459
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/26	1,000	1,095,932
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/24	1,895	2,002,156
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,615,919
Sacramento Suburban Water District Series A
5.000%, 11/01/26	1,220	1,345,167
5.000%, 11/01/27	750	840,118
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	469,242
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	2,161,233
San Diego Association of Governments (RB)
5.000%, 11/15/25	1,125	1,190,614
5.000%, 11/15/26	1,490	1,605,174
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	989,650
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	361,164
5.000%, 05/01/27	160	178,227
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,095,564
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,675	2,916,860

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	$3,416,089
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,023,886
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	310,208
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	1,000	1,054,446
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	285	312,390
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	202,333
5.500%, 07/01/25	445	485,235
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	507,755
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,106,003
5.000%, 08/01/25	2,045	2,209,976
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	396,326
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	506,121
San Francisco City & County Airport Comm-San Francisco International Airport Series B
5.000%, 05/01/27	2,000	2,200,246
San Francisco Community College District (GO)
5.000%, 06/15/24	2,720	2,861,276
5.000%, 06/15/25	805	863,604
San Francisco Unified School District (GO)
4.000%, 06/15/24	4,000	4,132,476

240

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,610	$1,763,322
San Francisco Unified School District (GO) Series B
4.000%, 06/15/24	4,000	4,132,476
San Joaquin Hills Transportation Corridor Agency (RB) Series A
4.000%, 01/15/34	250	251,574
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	102,526
San Juan Unified School District (GO)
5.000%, 08/01/22	800	807,019
3.000%, 08/01/24	2,610	2,641,431
3.000%, 08/01/25	1,475	1,497,379
3.000%, 08/01/26	3,135	3,190,747
San Juan Water District (RB)
5.000%, 02/01/26	500	543,830
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	206,528
4.000%, 08/01/25	125	130,370
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	505,228
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	750	807,827
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,290,585
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,037,822
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	455,805
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	174,033
4.000%, 11/01/27	140	148,453

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 11/01/28	145	$154,440
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	376,986
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,408,099
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,056,398
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	991,770
5.000%, 08/01/27	3,405	3,817,971
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/26	1,230	1,251,872
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	719,768
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	630,717
5.000%, 08/01/26	105	115,262
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,035,522
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	528,625
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	269,356
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	538,551
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	444,631
5.000%, 07/01/24	700	738,719
5.000%, 07/01/25	965	1,037,982
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,028,582

241

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/30	1,090	$1,166,601
Southern California Public Power Authority
5.000%, 07/01/25	1,000	1,075,629
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	5,000	5,398,488
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	910,838
3.000%, 08/01/25	200	203,034
4.000%, 08/01/26	280	295,594
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	247,568
State of California (GO)
4.000%, 09/01/22	525	529,775
5.000%, 09/01/23	1,985	2,060,742
5.000%, 10/01/23	100	104,016
5.000%, 11/01/23	875	911,865
5.000%, 05/01/24	975	1,026,546
5.000%, 09/01/24	1,000	1,059,180
5.000%, 10/01/24	3,600	3,819,978
5.000%, 11/01/24	3,000	3,189,071
5.000%, 12/01/24	750	798,668
5.500%, 02/01/25	1,000	1,080,414
5.000%, 08/01/25	8,025	8,651,548
5.000%, 09/01/25	840	907,105
5.000%, 10/01/25	1,750	1,892,972
5.000%, 11/01/25	6,550	7,096,978
5.000%, 12/01/25	3,600	3,906,968
3.000%, 03/01/26	3,000	3,047,344
5.000%, 08/01/26	4,250	4,672,551
5.000%, 12/01/26	7,050	7,797,194
3.000%, 03/01/27	2,500	2,537,473
3.500%, 08/01/27	2,220	2,306,666
5.000%, 08/01/27	8,750	9,761,108
5.000%, 10/01/27	5,700	6,374,119
5.000%, 04/01/28	1,000	1,121,933
5.000%, 08/01/28	2,130	2,384,083
5.000%, 10/01/28	6,750	7,624,756
5.000%, 11/01/28	1,000	1,116,363
5.000%, 04/01/29	7,000	7,944,964
State of California (GO) Series B
5.000%, 08/01/25	3,000	3,234,224
5.000%, 08/01/26	1,000	1,099,424
5.000%, 09/01/26	1,865	2,053,515

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	640	$692,833
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	444,582
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	460,957
Tracy Public Financing Authority Series A
5.000%, 11/01/27	490	541,352
5.000%, 11/01/28	345	385,547
University of California (RB) Series
5.000%, 05/15/32	1,550	1,697,671
University of California (RB) Series AF
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	411,851
University of California (RB) Series BE
5.000%, 05/15/24	1,205	1,268,548
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,199,295
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	362,638
5.000%, 08/01/24	300	316,905
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	540,662
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	104,716
West Basin Municipal Water District Series A
5.000%, 08/01/27	695	775,672
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,155,225

242

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	$559,251
5.000%, 08/01/26	545	597,114
5.000%, 08/01/27	575	640,251
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	155,845
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	716,288

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Windsor Unified School District (GO)
4.000%, 08/01/26	105	$110,848

TOTAL MUNICIPAL BONDS Cost ($524,240,481)		501,921,041

TOTAL INVESTMENTS — (100.0%) (Cost $524,240,481)		$501,921,041

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$501,921,041	—	$501,921,041

TOTAL	—	$501,921,041	—	$501,921,041

See accompanying Notes to Financial Statements.

243

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	$290,520
Bedford Central School District (GO)
3.000%, 07/01/22	500	501,453
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	605,873
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	1,000	1,000,927
Chautauqua County (GO)
4.000%, 06/01/24	575	593,623
Chautauqua County (GO) (BAM)
4.000%, 06/01/25	325	339,032
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	529,948
City of Middletown (GO)
1.500%, 08/25/22	2,500	2,499,006
5.000%, 08/01/23	1,725	1,786,424
City of New York (GO) Series A
5.000%, 08/01/23	1,250	1,294,510
5.000%, 08/01/24	3,900	4,110,999
5.000%, 08/01/25	1,935	2,077,935
City of New York (GO) Series A-1
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	575	583,301
City of New York (GO) Series B
3.000%, 08/01/23	460	465,142
5.000%, 08/01/23	1,655	1,713,931
City of New York (GO) Series C
5.000%, 08/01/23	510	528,160
City of New York (GO) Series C-1
4.000%, 08/01/22	520	523,455

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/22	100	$100,907
5.000%, 08/01/23	1,825	1,889,984
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/23)	1,000	1,023,290
City of New York (GO) Series I
5.000%, 03/01/31	1,500	1,564,473
City of New York (GO) Series J
5.000%, 08/01/22	525	529,763
City of New York (GO) (ETM) Series I-SUBSER 1-I
5.000%, 03/01/23	565	579,243
City of New York (GO) (ETM) SubSeries F-1
5.000%, 04/01/23	3,400	3,493,807
City of Rochester (GO) Series II
2.000%, 08/03/22	1,900	1,903,710
City of Syracuse (GO) Series B
4.000%, 06/01/23	205	209,100
City of White Plains (GO) Series B
5.000%, 02/15/24	505	530,278
Dutchess County Local Dev. Corp. (RB) Series B
4.000%, 07/01/34	20	20,602
East Greenbush Central School District (GO)(ST AID WITHHLDG)
1.500%, 12/14/22	1,000	998,635
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	511,323
Erie County Industrial Dev. Agency/The (RB) (ST AID WITHHLDG)
5.000%, 05/01/24	770	809,129
Evans-Brant Central School District (BAN) (GO) (ST AID WITHHLDG) Series C
1.500%, 06/24/22	1,000	1,000,535

244

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Genesee County (GO) (BAM)
3.000%, 03/15/24	365	$369,783
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	200,931
3.000%, 08/15/23	360	363,816
Herricks Union Free School District (GO)(ST AID WITHHLDG)
5.000%, 08/01/22	430	433,912
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	601,131
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	700	700,641
2.000%, 06/15/23	580	579,326
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	360	361,090
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	195,125
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	500	527,842
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	333,856
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/22	230	231,033
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	260	266,495
Metropolitan Transportation Authority (RB) Series C
5.000%, 11/15/22	435	441,766
¤ 5.000%, 11/15/32 (Pre-refunded @ $100, 5/15/23)	500	515,230
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	1,146,830

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	$731,499
3.000%, 01/15/24	640	647,242
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	137,625
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	300	320,589
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 07/01/26	1,100	1,182,845
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,047,183
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	475,382
Nassau County (GO) Series B
5.000%, 04/01/24	400	418,529
Nassau County (GO) Series C
5.000%, 10/01/32	485	530,575
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	510	561,748
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/23	560	581,746
5.000%, 11/15/25	75	80,719
New York State (GO) Series A
5.000%, 03/01/23	2,150	2,206,175
New York State Dormitory Authority (RB) Series A
5.000%, 07/01/22	550	553,360
5.000%, 10/01/22	1,105	1,121,229
5.000%, 03/15/23	2,410	2,474,820
5.000%, 03/15/24	700	735,135
5.000%, 03/15/25	1,000	1,069,293
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	549,351

245

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/23)	1,185	$1,224,766
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,535	1,573,214
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	525,709
5.000%, 07/01/34	515	541,208
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/23)	1,000	1,032,388
¤ 5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	1,051,418
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	455	477,039
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,620	2,685,158
4.000%, 03/15/23	3,000	3,055,027
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/23	500	512,435
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	101,453
5.000%, 12/15/22	70	71,445
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	110	117,557
New York State Dormitory Authority (RB) (ETM) Series B
5.000%, 02/15/25	550	587,787
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	3,080	3,227,169
New York State Dormitory Authority Series A
5.000%, 02/15/25	2,495	2,606,916
5.000%, 03/15/26	570	608,518
New York State Dormitory Authority Series C
5.000%, 03/15/31	1,200	1,248,584

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority Series D
5.000%, 02/15/26	730	$794,023
New York State Dormitory Authority Series E
5.000%, 03/15/24	1,000	1,050,193
New York State Dormitory Authority (ETM) Series D
5.000%, 02/15/25	2,005	2,145,549
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	1,848,340
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	555,604
New York State Thruway Authority (RB) Series K
5.000%, 01/01/23	650	663,859
New York State Urban Dev. Corp. (RB)
5.000%, 03/15/23	1,020	1,047,434
New York State Urban Dev. Corp. (RB) Series A
5.000%, 03/15/24	200	210,039
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/23	1,705	1,750,858
5.000%, 03/15/25	1,200	1,283,152
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/23	2,000	2,053,792
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/22	1,200	1,201,682
2.000%, 07/15/23	800	798,854
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	285,638
2.000%, 12/15/23	550	546,629
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	522,200
Onondaga County (GO)
4.000%, 05/01/22	590	590,000
5.000%, 06/01/22	700	702,042
5.000%, 08/15/24	700	741,185

246

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	280	$280,612
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/24	995	1,044,195
5.000%, 03/15/25	710	758,385
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	1,400	1,400,474
Schenectady County (GO)
5.000%, 06/15/25	140	150,934
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	600	606,494
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	250,829
Town of Amherst (GO)
1.500%, 11/04/22	1,000	998,778
Town of Babylon (GO)
4.000%, 08/15/22	445	448,209
3.000%, 07/01/25	375	381,506
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,026,580
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	336,001
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	540	555,082
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	274,274
Town of Clarence (GO)
2.250%, 08/01/24	210	209,111
Town of East Hampton (GO) Series A
5.000%, 08/15/22	600	606,239
Town of Eastchester (GO)
2.500%, 07/15/22	330	330,844
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,031,875
Town of Huntington (GO)
2.000%, 12/01/23	220	218,799

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	$631,003
3.000%, 04/01/24	425	430,117
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	1,000	1,000,686
Town of Ramapo (GO) Series B
2.000%, 05/01/23	665	663,688
Town of Tonawanda (GO) Series B
1.500%, 08/26/22	1,500	1,500,048
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	493,718
4.000%, 11/15/23	430	441,639
Triborough Bridge & Tunnel Authority Series C-2
5.000%, 05/15/25	1,000	1,069,844
Trust for Cultural Resources of The City of New York/The Series A
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/23)	1,000	1,035,608
Ulster County (GO)
2.000%, 11/15/22	240	240,583
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	516,251
Village of Garden City (GO) Series B
2.000%, 10/15/22	470	471,174
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,101,680
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	250,435
Wappingers Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/11/22	1,000	1,001,372
West Hempstead Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	545	546,646

247

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	$816,597

TOTAL MUNICIPAL BONDS Cost ($ 122,540,698)		120,462,044

TOTAL INVESTMENTS — (100.0%) (Cost $ 122,540,698)		$120,462,044

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$120,462,044	—	$120,462,044

TOTAL	—	$120,462,044	—	$120,462,044

See accompanying Notes to Financial Statements.

248

DFA MN MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	$308,614
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	377,912
City of Chaska (GO) Series B
5.000%, 02/01/23	180	184,070
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	359,746
City of Kasson (GO)
4.000%, 02/01/23	320	324,789
City of Lakeville (GO) Series B
5.000%, 02/01/24	730	764,262
City of Minneapolis (GO)
3.000%, 12/01/23	250	253,286
3.000%, 12/01/27	3,000	3,033,940
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	733,952
City of Richfield (GO) Series A
3.000%, 02/01/24	255	257,901
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	452,570
City of State Paul Series A
5.000%, 09/01/24	690	731,318
City of State Paul (GO) Series B
5.000%, 11/01/23	265	275,803
City of Waconia (GO) Series A
3.000%, 02/01/23	450	453,828
3.000%, 02/01/26	820	835,127
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	231,700
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,204,528

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	$571,871
Hennepin County (GO) Series A
5.000%, 12/01/24	500	532,833
Hennepin County Sales Tax Revenue (RB)
5.000%, 12/15/23	160	167,177
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	257,091
Housing & Redevelopment Authority of The City of State Paul Minnesota Series A
5.000%, 07/01/32	250	264,839
Itasca County (GO) Series A
5.000%, 02/01/23	865	884,755
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	250	255,616
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	543,643
Metropolitan Council (GO) Series A
5.000%, 03/01/23	190	194,758
Metropolitan Council (GO) Series B
5.000%, 12/01/23	500	522,000
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,150,290
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	837,653
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	200	209,247

249

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	$1,255,479
Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	190	207,588
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	215,064
Minnesota State (GO) Series A
5.000%, 10/01/23	615	640,396
5.000%, 09/01/24	500	530,525
5.000%, 10/01/24	215	228,554
5.000%, 08/01/25	200	207,322
Minnesota State (GO) Series B
5.000%, 10/01/22	615	623,981
5.000%, 08/01/23	1,350	1,400,105
5.000%, 08/01/24	200	211,811
5.000%, 10/01/26	250	276,454
Minnesota State (GO) Series D
5.000%, 10/01/22	200	202,921
5.000%, 08/01/23	420	435,588
5.000%, 10/01/24	200	212,608
5.000%, 08/01/27	250	269,438
Minnesota State Colleges And Universities Foundation (RB) Series A
5.000%, 10/01/24	300	318,114
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	617,435
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	308,250
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	151,332

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	$204,658
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	257,857
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	755,185
Olmsted County (GO) Series A
5.000%, 02/01/24	675	707,036
Ramsey County Series A
5.000%, 02/01/24	1,090	1,141,350
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series A
5.000%, 02/01/24	500	523,029
5.000%, 02/01/25	405	433,117
Sartell-St. Stephen Independent School District No. 748 Series A
5.000%, 02/01/24	40	41,863
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	366,304
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	373,927
Swift County (GO) Series A
3.000%, 02/01/23	215	216,749
University of Minnesota (RB) Series B
5.000%, 10/01/25	1,025	1,105,950
University of Minnesota (RB) Series C
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	850	880,267

250

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	$210,798
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,120,586

TOTAL MUNICIPAL BONDS Cost ($34,559,268)		33,826,760

TOTAL INVESTMENTS — (100.0%) (Cost $34,559,268)		$33,826,760

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$33,826,760	—	$33,826,760

TOTAL	—	$33,826,760	—	$33,826,760

See accompanying Notes to Financial Statements.

251

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$210,812
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	188,928
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	267,862
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	114,241
City of Bend Water Revenue (RB)
5.000%, 12/01/23	400	417,473
5.000%, 12/01/26	200	218,977
City of Cottage Grove (GO)
5.000%, 09/01/26	515	566,168
4.000%, 06/01/29	100	107,428
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	151,000
5.000%, 08/01/24	125	132,072
City of Hillsboro (GO)
5.000%, 06/01/24	450	474,110
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	266,071
City of Lake Oswego (GO)
5.000%, 12/01/26	250	276,953
City of Medford (GO) Series A
5.000%, 06/01/24	470	495,378
City of Newberg (GO)
4.000%, 12/01/25	100	104,845
City of Portland (GO)
5.000%, 06/15/23	225	232,400
5.000%, 02/01/24	500	523,818
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,140,222

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series C
5.000%, 06/15/25	100	$107,747
City of Portland (GO)
5.000%, 06/01/25	620	667,494
5.000%, 06/01/26	850	933,765
City of Portland (GO) Series A
5.000%, 03/01/26	100	108,977
5.000%, 06/01/27	500	559,186
3.000%, 06/15/28	150	151,856
City of Portland (GO) Series B
5.000%, 06/15/26	440	483,710
City of Portland
5.000%, 06/15/25	260	280,143
5.000%, 06/01/26	700	768,983
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/23	140	144,510
5.000%, 10/01/23	225	233,939
5.000%, 06/15/24	175	184,498
5.000%, 06/15/27	700	767,811
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	273,368
City of Portland Water System Revenue
5.000%, 04/01/27	365	406,184
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	131,269
5.000%, 04/01/25	425	455,350
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	91,073
City of Salem (GO)
5.000%, 06/01/23	160	165,104
5.000%, 06/01/25	395	425,258
5.000%, 06/01/26	150	164,599
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	645,962

252

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	$154,592
4.000%, 04/01/26	250	263,528
4.000%, 04/01/27	265	281,480
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	720	773,575
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	115,070
Clackamas County (GO)
5.000%, 06/01/24	100	105,379
5.000%, 06/01/25	585	629,632
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	310	346,825
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series
5.000%, 06/15/25	520	559,475
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	400	438,092
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	632,272
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	255	276,414
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	51,627
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	104,384
5.000%, 12/01/26	230	254,901

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	$317,478
5.000%, 06/15/29	500	574,469
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	79,058
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	605	662,615
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	250	279,015
5.000%, 01/01/32	255	290,614
Jackson County (GO)
4.000%, 06/01/23	135	137,787
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	63,597
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	263,729
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	565	619,269
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	170	190,502
Metro (GO)
5.000%, 06/01/26	1,140	1,252,344
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	172,919
5.000%, 11/01/23	785	817,827
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	595	662,804

253

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County (GO)
5.000%, 06/01/24	670	$706,736
5.000%, 06/01/29	270	299,648
Multnomah County (GO) Series A
5.000%, 06/15/28	500	566,428
5.000%, 06/15/29	500	574,469
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	206,578
5.000%, 06/15/24	325	342,984
5.000%, 06/15/25	1,050	1,131,347
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	400	413,155
Multnomah County School District No. 1 Portland
5.000%, 06/15/26	250	274,424
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	191,030
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	677,825
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	105	119,465
Oregon State (GO)
5.000%, 05/01/22	165	165,000
5.000%, 05/01/25	450	483,491
5.000%, 06/01/26	380	416,674
Oregon State (GO) Series
5.000%, 06/01/26	340	372,813
5.000%, 06/01/35	1,295	1,426,207
Oregon State (GO) Series A
5.000%, 05/01/24	400	420,727
5.000%, 05/01/27	425	473,627
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	216,828
Oregon State (GO) Series F
5.000%, 05/01/23	210	216,202
5.000%, 05/01/24	150	157,773
5.000%, 08/01/25	215	232,205

	Face Amount^	Value†
	(000)
OREGON — (Continued)
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	200	$205,866
5.000%, 05/01/32	1,065	1,157,120
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	440	458,268
Oregon State (GO) Series H
5.000%, 05/01/23	175	180,168
5.000%, 08/01/23	105	108,765
5.000%, 05/01/24	185	194,586
5.000%, 06/01/25	215	231,403
5.000%, 06/01/27	340	372,537
5.000%, 06/01/29	365	398,744
Oregon State (GO) Series N
5.000%, 05/01/23	165	169,873
5.000%, 05/01/27	380	423,479
Oregon State (GO) Series P
5.000%, 08/01/23	100	103,586
Oregon State (GO)
5.000%, 05/01/24	400	420,887
5.000%, 06/01/24	850	895,718
5.000%, 06/01/28	150	169,832
Oregon State (GO) Series A
5.000%, 05/01/29	125	143,219
Oregon State (GO) Series K
5.000%, 11/01/26	350	386,692
Oregon State Department of Transportation
5.000%, 11/15/26	190	210,060
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	130,374
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	200	212,896
5.000%, 11/15/27	500	556,540
¤ 5.000%, 11/15/38 (Pre-refunded @ $100, 11/15/23)	650	677,672
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	900	978,121
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	166,883

254

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Portland Community College District (GO)
5.000%, 06/15/23	800	$826,311
5.000%, 06/15/25	400	430,365
5.000%, 06/15/26	825	905,259
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	500	516,292
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	726,241
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	820	915,527
Tri-County Metropolitan Transportation District of Oregon (RB)
5.000%, 09/01/25	115	124,647
Tri-County Metropolitan Transportation District of Oregon (RB) Series
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/25)	1,175	1,269,649
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/24	435	460,947
5.000%, 09/01/38	500	561,979
Tri-County Metropolitan Transportation District of Oregon (RB) Series A-
3.250%, 10/01/34	315	314,190
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	375	405,207
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	733,617
5.000%, 09/01/23	325	337,269
¤ 5.000%, 09/01/29	415	457,127
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	225,332
5.000%, 06/01/22	200	200,604

	Face Amount^	Value†
	(000)
OREGON — (Continued)
4.000%, 06/01/26	110	$116,377
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	155,812
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	350	369,167
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	215	226,774
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	320	356,954
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	300,997
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	210,940
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	405	435,745
Washington County (GO)
5.000%, 03/01/25	750	802,621
5.000%, 03/01/26	410	447,432
Washington County
4.000%, 03/01/30	1,000	1,044,575
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	322,404
5.000%, 10/01/24	225	239,075
5.000%, 10/01/25	480	520,690
5.000%, 10/01/28	300	342,282

255

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	$100,090
5.000%, 06/01/25	1,000	1,076,294
5.000%, 06/01/29	400	460,182

TOTAL MUNICIPAL BONDS Cost ($64,410,792)		61,388,716

TOTAL INVESTMENTS — (100.0%) (Cost $64,410,792)		$61,388,716

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$61,388,716	—	$61,388,716

TOTAL	—	$61,388,716	—	$61,388,716

See accompanying Notes to Financial Statements.

256

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $337,020, $4,753, $27,271 and $297,420 of securities on loan, respectively)	$5,962,586	$5,463,546	$1,096,050	$11,606,603
Temporary Cash Investments at Value & Cost	13,648	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $344,354, $4,859, $27,926 and $304,560, respectively)	344,353	4,858	27,925	304,548
Foreign Currencies at Value	—	195	216	737
Cash	79	23,136	9,820	61,107
Receivables:
Investment Securities Sold	—	—	5,369	48,826
Dividends and Interest	5,987	18,207	6,523	36,983
Securities Lending Income	30	1	3	38
Fund Shares Sold	5,353	6,767	1,743	13,040
Unrealized Gain on Forward Currency Contracts	—	46,646	10,303	71,618
Unrealized Gain on Foreign Currency Contracts	—	—	18	19
Prepaid Expenses and Other Assets	179	118	25	195

Total Assets	6,332,215	5,563,474	1,157,995	12,143,714

LIABILITIES:
Payables:
Upon Return of Securities Loaned	344,526	4,875	27,928	304,620
Investment Securities Purchased	—	11,618	7,335	7,330
Fund Shares Redeemed	67,671	8,890	852	16,193
Due to Advisor	499	638	131	1,973
Unrealized Loss on Forward Currency Contracts	—	5,403	4,960	7,377
Unrealized Loss on Foreign Currency Contracts	—	52	—	19
Accrued Expenses and Other Liabilities	919	692	113	1,555

Total Liabilities	413,615	32,168	41,319	339,067

NET ASSETS	$5,918,600	$5,531,306	$1,116,676	$11,804,647

Institutional Class Shares — based on net assets of $5,918,600; $5,531,306; $1,116,676 and $11,804,647 and shares outstanding of 584,340,807, 573,658,912, 123,355,084 and 1,169,848,496, respectively	$10.13	$9.64	$9.05	$10.09

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$6,059,834	$5,679,159	$1,176,886	$12,380,750

Foreign Currencies at Cost	$—	$199	$224	$747

NET ASSETS CONSIST OF:
Paid-In Capital	$6,031,256	$5,717,633	$1,262,605	$12,796,899
Total Distributable Earnings (Loss)	(112,656)	(186,327)	(145,929)	(992,252)

NET ASSETS	$5,918,600	$5,531,306	$1,116,676	$11,804,647

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

257

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $200,263 of securities on loan, respectively)	$1,354,521	$1,676,356	$4,980,724	$6,944,313
Temporary Cash Investments at Value & Cost	—	2,632	7,758	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $205,024, respectively)	—	—	—	205,039
Foreign Currencies at Value	2,826	—	—	490
Cash	4,577	—	—	46,002
Receivables:
Investment Securities Sold	3,570	—	—	8,160
Dividends and Interest	11,256	2,908	39,659	38,361
Securities Lending Income	—	—	—	23
Fund Shares Sold	1,283	3,881	7,459	4,710
Unrealized Gain on Forward Currency Contracts	44,117	—	—	49,599
Unrealized Gain on Foreign Currency Contracts	—	—	—	16
Prepaid Expenses and Other Assets	30	47	80	164

Total Assets	1,422,180	1,685,824	5,035,680	7,296,877

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	205,043
Investment Securities Purchased	3,450	—	—	78,379
Fund Shares Redeemed	5,297	3,783	4,684	7,605
Due to Advisor	192	222	380	989
Unrealized Loss on Forward Currency Contracts	861	—	—	874
Accrued Expenses and Other Liabilities	214	269	537	793

Total Liabilities	10,014	4,274	5,601	293,683

NET ASSETS	$1,412,166	$1,681,550	$5,030,079	$7,003,194

Institutional Class Shares — based on net assets of $1,412,166; $1,681,550; $5,030,079 and $7,003,194 and shares outstanding of 157,295,425, 168,697,697, 438,225,112 and 678,658,948, respectively	$8.98	$9.97	$11.48	$10.32

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,619,378	$1,702,240	$5,467,234	$7,386,143

Foreign Currencies at Cost	$2,829	$—	$—	$511

NET ASSETS CONSIST OF:
Paid-In Capital	$1,612,243	$1,806,479	$5,550,814	$7,383,700
Total Distributable Earnings (Loss)	(200,077)	(124,929)	(520,735)	(380,506)

NET ASSETS	$1,412,166	$1,681,550	$5,030,079	$7,003,194

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

258

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $128,183, $38,814, $116,354 and $700,528 of securities on loan, respectively)	$1,561,598	$848,553	$3,205,912	$11,573,922
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $131,122, $39,704, $119,006 and $715,218, respectively)	131,124	39,707	119,007	715,283
Segregated Cash for Futures Contracts	—	—	5,649	—
Foreign Currencies at Value	—	18	438	2
Segregated Cash for Swaps Contracts	—	—	1,218	—
Cash	5,847	7,776	11,435	8,203
Receivables:
Investment Securities Sold	—	6	—	15,683
Dividends and Interest	15,631	6,278	28,197	98,603
Securities Lending Income	15	5	21	122
Fund Shares Sold	5,094	693	3,496	8,767
Unrealized Gain on Forward Currency Contracts	—	626	51,961	—
Unrealized Gain on Foreign Currency Contracts	—	—	71	—
Prepaid Expenses and Other Assets	27	50	16	185

Total Assets	1,719,336	903,712	3,427,421	12,420,770

LIABILITIES:
Payables:
Upon Return of Securities Loaned	131,176	39,713	119,033	715,652
Investment Securities Purchased	—	—	292,122	—
Fund Shares Redeemed	1,807	923	2,251	14,418
Due to Advisor	232	116	552	1,770
Unrealized Loss on Forward Currency Contracts	—	15	296	—
Accrued Expenses and Other Liabilities	185	95	299	649

Total Liabilities	133,400	40,862	414,553	732,489

NET ASSETS	$1,585,936	$862,850	$3,012,868	$11,688,281

Institutional Class Shares — based on net assets of $1,585,936; $862,850; $3,012,868 and $11,688,281 and shares outstanding of 162,983,568, 92,137,439, 323,283,800 and 1,139,025,674, respectively	$9.73	$9.36	$9.32	$10.26

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,764,919	$914,106	$3,612,937	$12,621,577

Foreign Currencies at Cost	$—	$19	$445	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,809,607	$929,107	$3,377,712	$12,776,689
Total Distributable Earnings (Loss)	(223,671)	(66,257)	(364,844)	(1,088,408)

NET ASSETS	$1,585,936	$862,850	$3,012,868	$11,688,281

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

259

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,765,263	—	—	—
Investment Securities at Value (including $12,661, $0, $0 and $36,041 of securities on loan, respectively)	439,176	$333,860	$7,032,950	$2,018,614
Temporary Cash Investments at Value & Cost	2,528	—	13,630	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $12,900, $0, $0 and $36,897, respectively)	12,900	—	—	36,896
Segregated Cash for Swaps Contracts	—	—	—	92,371
Cash	—	1,922	—	24,864
Receivables:
Investment Securities/Affiliated Investment Companies Sold	4,188	—	—	—
Dividends and Interest	537	177	15,911	11,476
Securities Lending Income	1	—	—	4
Fund Shares Sold	3,165	25	8,419	8,623
Unrealized Gain on Swap Contracts	—	—	—	147,834
Unrealized Gain on Forward Currency Contracts	—	—	—	11,422
Prepaid Expenses and Other Assets	104	30	98	59

Total Assets	2,227,862	336,014	7,071,008	2,352,163

LIABILITIES:
Payables:
Due to Custodian	—	—	—	49
Upon Return of Securities Loaned	12,900	—	—	36,898
Investment Securities/Affiliated Investment Companies Purchased	—	587	—	—
Fund Shares Redeemed	3,164	22	6,308	941
Due to Advisor	3	29	527	317
Segregated Cash for Swap Contracts	—	—	—	92,371
Unrealized Loss on Forward Currency Contracts	—	—	—	923
Accrued Expenses and Other Liabilities	63	19	272	144

Total Liabilities	16,130	657	7,107	131,643

NET ASSETS	$2,211,732	$335,357	$7,063,901	$2,220,520

Institutional Class Shares — based on net assets of $2,211,732; $335,357; $7,063,901 and $2,220,520 and shares outstanding of 233,543,648, 34,669,658, 566,478,169 and 212,737,673, respectively	$9.47	$9.67	$12.47	$10.44

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,915,651	$—	$—	$—

Investment Securities at Cost	$443,279	$377,843	$6,975,210	$2,146,119

Foreign Currencies at Cost	$—	$—	$—	$(61)

NET ASSETS CONSIST OF:
Paid-In Capital	$2,346,996	$359,807	$6,890,205	$2,174,933
Total Distributable Earnings (Loss)	(135,264)	(24,450)	173,696	45,587

NET ASSETS	$2,211,732	$335,357	$7,063,901	$2,220,520

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

260

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Global Core Plus Real Return Portfolio*	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
ASSETS:
Investment Securities at Value (including $305, $0, $0 and $0 of securities on loan, respectively)	$333,186	$1,451,412	$242,101	$696,592
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $312, $0, $0 and $0, respectively)	312	—	—	—
Foreign Currencies at Value	1	—	—	—
Segregated Cash for Swaps Contracts	10,720	53,830	7,400	—
Cash	6,789	58,095	—	11,958
Receivables:
Dividends and Interest	2,581	16,818	3,329	8,006
Fund Shares Sold	376	3,272	1,323	2,546
Unrealized Gain on Swap Contracts	28,380	122,336	19,063	—
Unrealized Gain on Forward Currency Contracts	6,146	—	—	—
Prepaid Expenses and Other Assets	46	32	9	42

Total Assets	388,537	1,705,795	273,225	719,144

LIABILITIES:
Payables:
Due to Custodian	—	—	5,017	—
Upon Return of Securities Loaned	312	—	—	—
Investment Securities Purchased	33,674	64,787	—	11,958
Fund Shares Redeemed	257	504	35	3,623
Due to Advisor	145	255	43	101
Segregated Cash for Swap Contracts	10,070	—	—	—
Unrealized Loss on Forward Currency Contracts	145	—	—	—
Accrued Expenses and Other Liabilities	33	113	23	54

Total Liabilities	44,636	65,659	5,118	15,736

NET ASSETS	$343,901	$1,640,136	$268,107	$703,408

Institutional Class Shares — based on net assets of $343,901; $1,640,136; $268,107 and $703,408 and shares outstanding of 34,895,375, 151,644,477, 25,117,342 and 72,012,265, respectively	$9.86	$10.82	$10.67	$9.77

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$384,376	$1,499,552	$251,222	$731,179

Foreign Currencies at Cost	$1	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$355,937	$1,566,623	$258,058	$738,486
Total Distributable Earnings (Loss)	(12,036)	73,513	10,049	(35,078)

NET ASSETS	$343,901	$1,640,136	$268,107	$703,408

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

261

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Short- Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$2,268,443	$1,911,939	$226,825	$110,409
Cash	57,847	12,223	1,565	16,167
Receivables:
Investment Securities Sold	20,923	—	—	—
Dividends and Interest	31,262	23,392	2,799	1,372
Fund Shares Sold	3,403	4,699	603	—
Prepaid Expenses and Other Assets	76	79	25	—

Total Assets	2,381,954	1,952,332	231,817	127,948

LIABILITIES:
Payables:
Investment Securities Purchased	54,681	9,117	2,266	15,090
Fund Shares Redeemed	2,298	12,366	1,295	—
Due to Advisor	303	260	26	10
Accrued Expenses and Other Liabilities	309	264	109	(19)

Total Liabilities	57,591	22,007	3,696	15,081

NET ASSETS	$2,324,363	$1,930,325	$228,121	$112,867

Institutional Class Shares — based on net assets of $2,324,363; $1,930,325; $228,121 and $112,867 and shares outstanding of 231,406,295, 195,695,426, 24,634,991 and 11,316,030, respectively	$10.04	$9.86	$9.26	$9.97

NUMBER OF SHARES AUTHORIZED	1,500,000,000	1,500,000,000	500,000,000	500,000,000

Investment Securities at Cost	$2,295,204	$1,964,326	$246,729	$110,747

NET ASSETS CONSIST OF:
Paid-In Capital	$2,351,173	$1,983,691	$250,529	$113,157
Total Distributable Earnings (Loss)	(26,810)	(53,366)	(22,408)	(290)

NET ASSETS	$2,324,363	$1,930,325	$228,121	$112,867

See accompanying Notes to Financial Statements.

262

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$910,727	$501,921	$120,462	$33,827
Cash	21,073	5,037	3,254	732
Receivables:
Investment Securities Sold	2,045	—	—	—
Dividends and Interest	10,965	6,471	1,288	372
Fund Shares Sold	1,728	15,327	2,025	2
Prepaid Expenses and Other Assets	16	12	16	5

Total Assets	946,554	528,768	127,045	34,938

LIABILITIES:
Payables:
Investment Securities Purchased	15,141	929	22	—
Fund Shares Redeemed	583	604	197	3
Due to Advisor	120	77	20	6
Accrued Expenses and Other Liabilities	144	81	32	13

Total Liabilities	15,988	1,691	271	22

NET ASSETS	$930,566	$527,077	$126,774	$34,916

Institutional Class Shares — based on net assets of $930,566; $527,077; $126,774 and $34,916 and shares outstanding of 92,440,590, 52,097,367, 12,662,245 and 3,605,783, respectively	$10.07	$10.12	$10.01	$9.68

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	500,000,000

Investment Securities at Cost	$925,445	$524,240	$122,541	$34,559

NET ASSETS CONSIST OF:
Paid-In Capital	$947,043	$551,951	$129,001	$35,664
Total Distributable Earnings (Loss)	(16,477)	(24,874)	(2,227)	(748)

NET ASSETS	$930,566	$527,077	$126,774	$34,916

See accompanying Notes to Financial Statements.

263

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$61,389
Cash	1,141
Receivables:
Dividends and Interest	1,008
Fund Shares Sold	150
Prepaid Expenses and Other Assets	8

Total Assets	63,696

LIABILITIES:
Payables:
Investment Securities Purchased	33
Fund Shares Redeemed	1,881
Due to Advisor	13
Accrued Expenses and Other Liabilities	60

Total Liabilities	1,987

NET ASSETS	$61,709

Institutional Class Shares — based on net assets of $ 61,709 and shares outstanding of 6,423,834	$9.61

NUMBER OF SHARES AUTHORIZED	500,000,000

Investment Securities at Cost	$64,411

NET ASSETS CONSIST OF:
Paid-In Capital	$64,845
Total Distributable Earnings (Loss)	(3,136)

NET ASSETS	$61,709

See accompanying Notes to Financial Statements.

264

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$11,733	$18,506	$7,304	$67,762
Income from Securities Lending	318	96	14	205

Total Investment Income	12,051	18,602	7,318	67,967

Expenses
Investment Management Fees	3,741	3,934	830	13,763
Accounting & Transfer Agent Fees	411	358	48	1,087
Custodian Fees	48	100	21	252
Filing Fees	93	67	25	116
Shareholders’ Reports	151	108	27	325
Directors’/Trustees’ Fees & Expenses	(25)	(25)	(5)	(56)
Professional Fees	31	30	7	71
Other	60	82	16	138

Total Expenses	4,510	4,654	969	15,696

Fees Paid Indirectly (Note C)	—	(6)	1	(8)

Net Expenses	4,510	4,660	968	15,704

Net Investment Income (Loss)	7,541	13,942	6,350	52,263

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(6,400)	(29,764)	(5,775)	(280,087)
Affiliated Investment Companies Shares Sold	(183)	(28)	(3)	(55)
Foreign Currency Transactions	—	264	(68)	2
Forward Currency Contracts	—	52,280	(116)	9,933
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(96,212)	(242,456)	(78,211)	(620,141)
Affiliated Investment Companies Shares	(9)	(8)	(1)	(13)
Translation of Foreign Currency-Denominated Amounts	—	(510)	(66)	(516)
Forward Currency Contracts	—	63,536	10,055	97,545

Net Realized and Unrealized Gain (Loss)	(102,804)	(156,686)	(74,185)	(793,332)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(95,263)	$(142,744)	$(67,835)	$(741,069)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

265

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$7,360	$8,499	$46,480	$44,140
Income from Securities Lending	—	—	—	87

Total Investment Income	7,360	8,499	46,480	44,227
Expenses
Investment Management Fees	1,366	1,368	2,610	6,258
Accounting & Transfer Agent Fees	123	143	429	574
Custodian Fees	53	10	31	83
Filing Fees	54	31	80	107
Shareholders’ Reports	35	55	121	146
Directors’/Trustees’ Fees & Expenses	(6)	(7)	(27)	(30)
Professional Fees	9	10	31	38
Previously Waived Fees Recovered by Advisor (Note C)	11	—	—	187
Other	23	19	60	79

Total Expenses	1,668	1,629	3,335	7,442

Fees Waived, Expenses Reimbursed by Advisor (Note C)	60	—	—	9
Fees Paid Indirectly (Note C)	(6)	—	—	10

Net Expenses	1,614	1,629	3,335	7,423

Net Investment Income (Loss)	5,746	6,870	43,145	36,804

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(6,049)	(75,751)	(43,431)	(51,267)
Affiliated Investment Companies Shares Sold	—	—	—	(39)
Foreign Currency Transactions	(747)	—	—	(483)
Forward Currency Contracts	76,047	—	—	49,842
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(277,080)	(4,729)	(507,726)	(429,890)
Affiliated Investment Companies Shares	—	—	—	14
Translation of Foreign Currency-Denominated Amounts	(552)	—	—	(358)
Forward Currency Contracts	50,353	—	—	56,233

Net Realized and Unrealized Gain (Loss)	(158,028)	(80,480)	(551,157)	(375,948)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(152,282)	$(73,610)	$(508,012)	$(339,144)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

266

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$26,597	$7,643	$34,857	$152,360
Income from Securities Lending	59	23	90	523

Total Investment Income	26,656	7,666	34,947	152,883

Expenses
Investment Management Fees	1,753	821	3,645	11,941
Accounting & Transfer Agent Fees	174	83	252	1,109
Custodian Fees	7	10	47	45
Filing Fees	39	34	100	163
Shareholders’ Reports	45	25	27	196
Directors’/Trustees’ Fees & Expenses	(8)	(4)	(15)	(60)
Professional Fees	12	5	17	72
Previously Waived Fees Recovered by Advisor (Note C)	29	5	—	517
Other	22	10	34	126

Total Expenses	2,073	989	4,107	14,109

Fees Waived, Exspenses Reimbursed by Advisor (Note C)	5	77	—	6
Fees Paid Indirectly (Note C)	3	5	6	23

Net Expenses	2,065	907	4,101	14,080

Net Investment Income (Loss)	24,591	6,759	30,846	138,803

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,007)	(2,684)	(46,032)	(70,838)
Affiliated Investment Companies Shares Sold	(15)	(6)	(9)	(179)
Foreign Currency Transactions	—	9	(421)	—
Forward Currency Contracts	—	920	49,128	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(252,883)	(65,778)	(448,643)	(1,384,297)
Affiliated Investment Companies Shares	—	2	(1)	41
Translation of Foreign Currency-Denominated Amounts	—	(5)	(427)	—
Forward Currency Contracts	—	740	60,012	—

Net Realized and Unrealized Gain (Loss)	(273,905)	(66,802)	(386,393)	(1,455,273)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(249,314)	$(60,043)	$(355,547)	$(1,316,470)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

267

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio	DFA LTIP Portfolio#	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$9,010	—	—	—

Total Investment Income	9,010	—	—	—

Fund Investment Income
Interest	14,227	$13,090	$243,412	$14,656
Income from Securities Lending	2	—	—	19

Total Fund Investment Income	14,229	13,090	243,412	14,675

Expenses
Investment Management Fees	1,402	190	3,285	1,753
Accounting & Transfer Agent Fees	232	10	321	149
Custodian Fees	2	1	34	34
Filing Fees	75	22	85	48
Shareholders’ Reports	23	12	110	50
Directors’/Trustees’ Fees & Expenses	(11)	(1)	(34)	(9)
Professional Fees	52		35	10
Other	9	4	67	36

Total Expenses	1,737	240	3,903	2,071

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,231	—	—	—
Fees Paid Indirectly (Note C)	—	—	—	6

Net Expenses	506	240	3,903	2,065

Net Investment Income (Loss)	22,733	12,850	239,509	12,610

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	12,140	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	11,456	14,514	23,306	(7,217)
Affiliated Investment Companies Shares Sold	(8,499)	—	—	(3)
Swap Contracts	—	—	—	13,090
Foreign Currency Transactions	—	—	—	(87)
Forward Currency Contracts	—	—	—	11,215
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(22,093)	(91,124)	(593,283)	(129,693)
Affiliated Investment Companies Shares	(135,981)	—	—	(1)
Swap Contracts	—	—	—	72,858
Translation of Foreign Currency-Denominated Amounts	—	—	—	(127)
Forward Currency Contracts	—	—	—	18,619

Net Realized and Unrealized Gain (Loss)	(142,977)	(76,610)	(569,977)	(21,346)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(120,244)	$(63,760)	$(330,468)	$(8,736)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

268

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio#	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
Investment Income
Interest	$3,153	$7,692	$1,136	$3,881
Income from Securities Lending	1	—	—	—

Total Investment Income	3,154	7,692	1,136	3,881

Expenses
Investment Management Fees	379	1,343	243	620
Accounting & Transfer Agent Fees	26	107	21	61
Custodian Fees	31	26	11	4
Filing Fees	22	38	10	27
Shareholders’ Reports	15	21	10	15
Directors’/Trustees’ Fees & Expenses	(2)	(6)	(1)	(4)
Professional Fees	1	6	1	3
Organizational & Offering Costs	52	—	—	—
Previously Waived Fees Recovered by Advisor (Note C)	84	—	—	64
Other	15	33	11	9

Total Expenses	623	1,568	306	799

Fees Waived, Expenses Reimbursed by Advisor (Note C)	139	—	—	—
Fees Paid Indirectly (Note C)	—	12	2	6

Net Expenses	484	1,556	304	793

Net Investment Income (Loss)	2,670	6,136	832	3,088

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,142)	127	(14)	(221)
Swap Contracts	1,512	3,245	2,014	—
Foreign Currency Transactions	(31)	—	—	—
Forward Currency Contracts	4,579	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(45,505)	(76,508)	(12,821)	(44,355)
Swap Contracts	17,464	58,728	8,544	—
Translation of Foreign Currency-Denominated Amounts	(44)	—	—	—
Forward Currency Contracts	6,082	—	—	—

Net Realized and Unrealized Gain (Loss)	(20,085)	(14,408)	(2,277)	(44,576)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,415)	$(8,272)	$(1,445)	$(41,488)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

269

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Short- Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio
Investment Income
Interest	$3,121	$15,717	$1,374	$63

Total Investment Income	3,121	15,717	1,374	63

Expenses
Investment Management Fees	2,047	1,785	278	10
Accounting & Transfer Agent Fees	224	182	28	1
Custodian Fees	14	12	1	—
Filing Fees	42	44	23	—
Shareholders’ Reports	45	38	44	—
Directors’/Trustees’ Fees & Expenses	(10)	(10)	3	—
Professional Fees	13	11	4	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	25	27	4	—

Total Expenses	2,400	2,089	386	11

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	67	—
Fees Paid Indirectly (Note C)	37	10	3	—

Net Expenses	2,363	2,079	316	11

Net Investment Income (Loss)	758	13,638	1,058	52

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(160)	(447)	(2,616)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(26,208)	(113,668)	(18,867)	(338)

Net Realized and Unrealized Gain (Loss)	(26,368)	(114,115)	(21,483)	(338)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,610)	$(100,477)	$(20,425)	$(286)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
The Portfolio commenced operations on April 12, 2022.

See accompanying Notes to Financial Statements.

270

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio
Investment Income
Interest	$2,086	$3,822	$410	$208

Total Investment Income	2,086	3,822	410	208

Expenses
Investment Management Fees	763	554	124	49
Accounting & Transfer Agent Fees	87	64	12	5
Custodian Fees	5	4	—	1
Filing Fees	12	14	10	9
Shareholders’ Reports	21	14	10	10
Directors’/Trustees’ Fees & Expenses	(3)	(3)	(1)	—
Professional Fees	5	3	1	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	10	9	3	3

Total Expenses	900	659	160	77

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	5	14
Fees Paid Indirectly (Note C)	10	4	1	—

Net Expenses	890	655	154	63

Net Investment Income (Loss)	1,196	3,167	256	145

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(259)	(2,315)	(31)	(25)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(15,941)	(35,163)	(2,695)	(1,236)

Net Realized and Unrealized Gain (Loss)	(16,200)	(37,478)	(2,726)	(1,261)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,004)	$(34,311)	$(2,470)	$(1,116)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

271

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$245

Total Investment Income	245

Expenses
Investment Management Fees	75
Accounting & Transfer Agent Fees	6
Filing Fees	11
Shareholders’ Reports	13
Directors’/Trustees’ Fees & Expenses	(1)

Total Expenses	104

Fees Waived, Expenses Reimbursed by Advisor (Note C)	9

Net Expenses	95

Net Investment Income (Loss)	150

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(18)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,385)

Net Realized and Unrealized Gain (Loss)	(3,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,253)

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

272

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,541	$(316)	$13,942	$5,005	$6,350	$9,616	$52,263	$53,529
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(6,400)	765	(29,764)	134,031	(5,775)	32,305	(280,087)	538,322
Affiliated Investment Companies Shares Sold	(183)	(6)	(28)	—	(3)	—	(55)	(5)
Foreign Currency Transactions	—	—	264	(1,334)	(68)	1,318	2	1,547
Forward Currency Contracts	—	—	52,280	(99,208)	(116)	(7,462)	9,933	(398,032)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(96,212)	(2,359)	(242,456)	(2,105)	(78,211)	(25,646)	(620,141)	(212,535)
Affiliated Investment Companies Shares	(9)	8	(8)	8	(1)	—	(13)	1
Translation of Foreign Currency-Denominated Amounts	—	—	(510)	8	(66)	(17)	(516)	(126)
Forward Currency Contracts	—	—	63,536	(52,963)	10,055	(10,471)	97,545	(121,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	(95,263)	(1,908)	(142,744)	(16,558)	(67,835)	(357)	(741,069)	(138,660)

Distributions:
Institutional Class Shares	(4,175)	(1,592)	(13,251)	(30,532)	(21,454)	(353)	(98,148)	(3,819)
Capital Share Transactions (1):
Shares Issued	1,654,950	2,590,795	887,601	1,679,495	112,082	272,742	1,680,264	3,889,481
Shares Issued in Lieu of Cash Distributions	3,847	1,478	11,517	27,086	21,423	352	96,683	3,763
Shares Redeemed	(1,499,057)	(3,386,361)	(905,733)	(1,287,009)	(163,510)	(167,314)	(2,754,356)	(3,417,878)

Net Increase (Decrease) from Capital Share Transactions	159,740	(794,088)	(6,615)	419,572	(30,005)	105,780	(977,409)	475,366

Total Increase (Decrease) in Net Assets	60,302	(797,588)	(162,610)	372,482	(119,294)	105,070	(1,816,626)	332,887
Net Assets
Beginning of Period	5,858,298	6,655,886	5,693,916	5,321,434	1,235,970	1,130,900	13,621,273	13,288,386

End of Period.	$5,918,600	$5,858,298	$5,531,306	$5,693,916	$1,116,676	$1,235,970	$11,804,647	$13,621,273

(1) Shares Issued and Redeemed:
Shares Issued	161,660	251,534	90,719	168,729	11,935	27,823	160,163	356,554
Shares Issued in Lieu of Cash Distributions	378	143	1,165	2,725	2,250	37	9,036	346
Shares Redeemed	(146,644)	(328,773)	(92,674)	(129,291)	(17,466)	(17,077)	(263,300)	(313,455)

Net Increase (Decrease) from Shares Issued and Redeemed	15,394	(77,096)	(790)	42,163	(3,281)	10,783	(94,101)	43,445

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

273

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,746	$12,456	$6,870	$2,050	$43,145	$87,167	$36,804	$55,753
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(6,049)	28,889	(75,751)	(2,098)	(43,431)	63,442	(51,267)	79,667
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	(39)	(2)
Foreign Currency Transactions	(747)	911	—	—	—	—	(483)	1,496
Forward Currency Contracts	76,047	(10,452)	—	—	—	—	49,842	(23,515)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(277,080)	(105,179)	(4,729)	(21,819)	(507,726)	(349,602)	(429,890)	(94,157)
Affiliated Investment Companies Shares	—	—	—	—	—	—	14	(1)
Translation of Foreign Currency-Denominated Amounts	(552)	(232)	—	—	—	—	(358)	(124)
Forward Currency Contracts	50,353	(25,957)	—	—	—	—	56,233	(29,108)

Net Increase (Decrease) in Net Assets Resulting from Operations	(152,282)	(99,564)	(73,610)	(21,867)	(508,012)	(198,993)	(339,144)	(9,991)

Distributions:
Institutional Class Shares	(30,706)	(29,683)	(3,991)	(1,444)	(99,294)	(222,349)	(62,322)	(21,477)
Capital Share Transactions (1):
Shares Issued	260,992	725,829	265,418	439,716	645,714	2,058,069	1,497,493	2,411,769
Shares Issued in Lieu of Cash Distributions	29,598	28,857	3,953	1,429	98,000	218,843	61,692	20,971
Shares Redeemed	(418,672)	(604,660)	(258,592)	(1,188,223)	(1,306,558)	(1,494,309)	(1,435,733)	(1,366,800)

Net Increase (Decrease) from Capital Share Transactions	(128,082)	150,026	10,779	(747,078)	(562,844)	782,603	123,452	1,065,940

Total Increase (Decrease) in Net Assets	(311,070)	20,779	(66,822)	(770,389)	(1,170,150)	361,261	(278,014)	1,034,472
Net Assets
Beginning of Period	1,723,236	1,702,457	1,748,372	2,518,761	6,200,229	5,838,968	7,281,208	6,246,736

End of Period	$1,412,166	$1,723,236	$1,681,550	$1,748,372	$5,030,079$	6,200,229	$7,003,194$	7,281,208

(1) Shares Issued and Redeemed:
Shares Issued	26,918	69,334	26,004	41,751	52,262	156,915	140,631	219,226
Shares Issued in Lieu of Cash Distributions	2,902	2,694	390	136	7,806	16,534	5,694	1,908
Shares Redeemed	(43,078)	(58,363)	(25,333)	(112,763)	(106,757)	(113,961)	(133,912)	(124,232)

Net Increase (Decrease) from Shares Issued and Redeemed	(13,258)	13,665	1,061	(70,876)	(46,689)	59,488	12,413	96,902

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

274

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$24,591	$53,323	$6,759	$12,389	$30,846	$51,746	$138,803	$257,082
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(21,007)	40,461	(2,684)	15,989	(46,032)	28,593	(70,838)	138,850
Affiliated Investment Companies Shares Sold	(15)	—	(6)	(2)	(9)	(2)	(179)	(29)
Foreign Currency Transactions	—	—	9	203	(421)	755	—	(58)
Forward Currency Contracts	—	—	920	(1,588)	49,128	(6,483)	—	(4,789)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(252,883)	(84,316)	(65,778)	(17,991)	(448,643)	(68,149)	(1,384,297)	(522,640)
Affiliated Investment Companies Shares	—	(3)	2	—	(1)	(3)	41	(21)
Translation of Foreign Currency-Denominated Amounts	—	—	(5)	(33)	(427)	(175)	—	(40)
Forward Currency Contracts	—	—	740	(2,662)	60,012	(18,897)	—	(4,064)

Net Increase (Decrease) in Net Assets Resulting from Operations	(249,314)	9,465	(60,043)	6,305	(355,547)	(12,615)	(1,316,470)	(135,709)

Distributions:
Institutional Class Shares	(58,135)	(67,923)	(15,870)	(7,208)	(68,817)	(51,221)	(249,900)	(257,741)
Capital Share Transactions (1):
Shares Issued	280,317	700,308	199,818	295,455	940,984	1,405,734	2,315,864	5,149,011
Shares Issued in Lieu of Cash Distributions	56,447	64,600	15,415	6,981	68,713	51,177	245,731	253,417
Shares Redeemed	(517,143)	(763,707)	(213,320)	(183,594)	(691,940)	(642,342)	(2,929,855)	(2,548,668)

Net Increase (Decrease) from Capital Share Transactions	(180,379)	1,201	1,913	118,842	317,757	814,569	(368,260)	2,853,760

Total Increase (Decrease) in Net Assets	(487,828)	(57,257)	(74,000)	117,939	(106,607)	750,733	(1,934,630)	2,460,310
Net Assets
Beginning of Period	2,073,764	2,131,021	936,850	818,911	3,119,475	2,368,742	13,622,911	11,162,601

End of Period	$1,585,936	$2,073,764	$862,850	$936,850	$3,012,868	$3,119,475	$11,688,281	$13,622,911

(1) Shares Issued and Redeemed:
Shares Issued	25,965	60,115	20,406	28,889	93,418	130,059	208,789	435,971
Shares Issued in Lieu of Cash Distributions	5,109	5,532	1,550	685	6,513	4,692	21,853	21,558
Shares Redeemed	(48,539)	(65,924)	(21,888)	(17,965)	(69,120)	(59,402)	(266,432)	(216,147)

Net Increase (Decrease) from Shares Issued and Redeemed	(17,465)	(277)	68	11,609	30,811	75,349	(35,790)	241,382

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

275

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,733	$32,127	$12,850	$16,465	$239,509	$298,499	$12,610	$17,849
Capital Gain Distributions Received from Investment Securities	12,140	19,554	—	—	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold*,**	11,456	280	14,514	8,757	23,306	3,677	(7,217)	14,388
Affiliated Investment Companies Shares Sold	(8,499)	(6)	—	—	—	—	(3)	(6)
Swap Contracts	—	—	—	—	—	—	13,090	12,579
Foreign Currency Transactions	—	—	—	—	—	—	(87)	26
Forward Currency Contracts	—	—	—	—	—	—	11,215	(7,076)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(22,093)	7,015	(91,124)	5,336	(593,283)	131,328	(129,693)	(22,004)
Affiliated Investment Companies Shares	(135,981)	(67,438)	—	—	—	—	(1)	5
Swap Contracts	—	—	—	—	—	—	72,858	84,073
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(127)	36
Forward Currency Contracts	—	—	—	—	—	—	18,619	(10,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	(120,244)	(8,468)	(63,760)	30,558	(330,468)	433,504	(8,736)	89,808

Distributions:
Institutional Class Shares	(36,876)	(33,400)	(15,402)	(31,821)	(152,767)	(308,232)	(18,197)	(11,481)
Capital Share Transactions (1):
Shares Issued	511,479	1,250,930	105,343	162,753	1,456,306	2,516,447	682,432	778,490
Shares Issued in Lieu of Cash Distributions	36,874	33,397	15,402	31,821	150,467	303,621	17,868	11,228
Shares Redeemed	(541,422)	(408,616)	(93,448)	(96,764)	(1,283,376)	(1,344,084)	(250,812)	(463,634)

Net Increase (Decrease) from Capital Share Transactions	6,931	875,711	27,297	97,810	323,397	1,475,984	449,488	326,084

Total Increase (Decrease) in Net Assets	(150,189)	833,843	(51,865)	96,547	(159,838)	1,601,256	422,555	404,411
Net Assets
Beginning of Period	2,361,921	1,528,078	387,222	290,675	7,223,739	5,622,483	1,797,965	1,393,554

End of Period	$2,211,732	$2,361,921	$335,357	$387,222	$7,063,901	$7,223,739	$2,220,520	$1,797,965

(1) Shares Issued and Redeemed:
Shares Issued	51,782	122,222	9,521	14,170	111,162	189,749	64,935	75,414
Shares Issued in Lieu of Cash Distributions	3,711	3,271	1,321	2,726	11,571	23,067	1,712	1,115
Shares Redeemed	(55,087)	(39,894)	(8,594)	(8,383)	(98,521)	(101,386)	(23,898)	(45,214)

Net Increase (Decrease) from Shares Issued and Redeemed	406	85,599	2,248	8,513	24,212	111,430	42,749	31,315

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

276

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio		DFA Municipal Real Return Portfolio		DFA California Municipal Real Bond Portfolio		DFA Municipal Return Portfolio
	Six Months Ended Apr 30, 2022	Period Apr 26, 2021 to Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,670	$1,439	$6,136	$10,644	$832	$1,587	$3,088	$6,134
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,142)	103	127	(40)	(14)	(37)	(221)	1
Swap Contracts	1,512	—	3,245	2,154	2,014	489	—	—
Foreign Currency Transactions	(31)	(87)	—	—	—	—	—	—
Forward Currency Contracts	4,579	2,390	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(45,505)	(5,684)	(76,508)	(12,300)	(12,821)	(1,992)	(44,355)	(7,648)
Swap Contracts	17,464	10,916	58,728	74,709	8,544	13,071	—	—
Translation of Foreign Currency-Denominated Amounts	(44)	(7)	—	—	—	—	—	—
Forward Currency Contracts	6,082	(81)	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,415)	8,989	(8,272)	75,167	(1,445)	13,118	(41,488)	(1,513)

Distributions:
Institutional Class Shares	(2,639)	(950)	(6,003)	(10,503)	(810)	(1,502)	(3,055)	(6,104)
Capital Share Transactions (1):
Shares Issued	110,582	280,336	610,793	389,057	75,107	74,778	429,386	263,043
Shares Issued in Lieu of Cash Distributions	2,638	950	5,991	10,493	810	1,502	3,043	6,074
Shares Redeemed	(32,074)	(6,516)	(115,792)	(167,181)	(19,771)	(29,872)	(333,066)	(140,545)

Net Increase (Decrease) from Capital Share Transactions	81,146	274,770	500,992	232,369	56,146	46,408	99,363	128,572

Total Increase (Decrease) in Net Assets	61,092	282,809	486,717	297,033	53,891	58,024	54,820	120,955
Net Assets
Beginning of Period	282,809	—	1,153,419	856,386	214,216	156,192	648,588	527,633

End of Period	$343,901	$282,809	$1,640,136	$1,153,419	$268,107	$214,216	$703,408	$648,588

(1) Shares Issued and Redeemed:
Shares Issued	10,715	27,635	56,002	36,671	6,980	7,141	42,405	25,128
Shares Issued in Lieu of Cash Distributions	256	92	551	991	75	144	301	581
Shares Redeemed	(3,170)	(633)	(10,631)	(15,824)	(1,840)	(2,850)	(33,238)	(13,431)

Net Increase (Decrease) from Shares Issued and Redeemed	7,801	27,094	45,922	21,838	5,215	4,435	9,468	12,278

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

277

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio		DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA Short-Term Selective State Municipal Bond Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Period Apr 12, 2022 to Apr 30, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$758	$7,170	$13,638	$28,830	$1,058	$1,172	$52
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(160)	(572)	(447)	(711)	(2,616)	(26)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(26,208)	(7,266)	(113,668)	(30,532)	(18,867)	(933)	(338)

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,610)	(668)	(100,477)	(2,413)	(20,425)	213	(286)

Distributions:
Institutional Class Shares	(367)	(6,543)	(13,646)	(28,015)	(1,012)	(1,085)	(4)
Return of Capital	—	(133)	—	—	—	—	—

Total Distributions	(367)	(6,676)	(13,646)	(28,015)	(1,012)	(1,085)	(4)

Capital Share Transactions (1):
Shares Issued	498,323	697,627	599,666	602,852	99,151	208,100	113,227
Shares Issued in Lieu of Cash Distributions	361	6,334	13,102	26,780	976	1,062	4
Shares Redeemed	(584,777)	(893,388)	(701,625)	(509,964)	(117,695)	(26,614)	(74)

Net Increase (Decrease) from Capital Share Transactions	(86,093)	(189,427)	(88,857)	119,668	(17,568)	182,548	113,157

Total Increase (Decrease) in Net Assets	(112,070)	(196,771)	(202,980)	89,240	(39,005)	181,676	112,867
Net Assets
Beginning of Period	2,436,433	2,633,204	2,133,305	2,044,065	267,126	85,450	—

End of Period	$2,324,363	$2,436,433	$1,930,325	$2,133,305	$228,121	$267,126	$112,867

(1) Shares Issued and Redeemed:
Shares Issued	49,327	68,541	59,103	57,137	10,136	20,696	11,323
Shares Issued in Lieu of Cash Distributions	36	622	1,287	2,544	101	106	—
Shares Redeemed	(57,860)	(87,771)	(69,205)	(48,381)	(12,319)	(2,641)	(7)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,497)	(18,608)	(8,815)	11,300	(2,082)	18,161	11,316

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

278

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Short- Term Municipal Bond Portfolio		DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,196	$5,472	$3,167	$6,609	$256	$882	$145	$330
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(259)	(1,037)	(2,315)	(8)	(31)	(136)	(25)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(15,941)	(3,998)	(35,163)	(7,484)	(2,695)	(708)	(1,236)	(381)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,004)	437	(34,311)	(883)	(2,470)	38	(1,116)	(51)

Distributions:
Institutional Class Shares	(1,047)	(4,219)	(3,184)	(6,427)	(242)	(757)	(143)	(514)
Capital Share Transactions (1):
Shares Issued	270,840	235,019	232,914	204,983	35,061	49,146	5,198	10,847
Shares Issued in Lieu of Cash Distributions	1,033	4,100	3,146	6,350	242	757	143	513
Shares Redeemed	(198,077)	(399,486)	(322,217)	(122,161)	(28,751)	(36,378)	(10,010)	(8,054)

Net Increase (Decrease) from Capital Share Transactions	73,796	(160,367)	(86,157)	89,172	6,552	13,525	(4,669)	3,306

Total Increase (Decrease) in Net Assets	57,745	(164,149)	(123,652)	81,862	3,840	12,806	(5,928)	2,741
Net Assets
Beginning of Period	872,821	1,036,970	650,729	568,867	122,934	110,128	40,844	38,103

End of Period	$930,566	$872,821	$527,077	$650,729	$126,774	$122,934	$34,916	$40,844

(1) Shares Issued and Redeemed:
Shares Issued	26,669	22,853	22,209	18,937	3,460	4,784	525	1,077
Shares Issued in Lieu of Cash Distributions	102	399	301	587	24	74	15	51
Shares Redeemed	(19,501)	(38,846)	(31,086)	(11,292)	(2,842)	(3,538)	(1,016)	(800)

Net Increase (Decrease) from Shares Issued and Redeemed	7,270	(15,594)	(8,576)	8,232	642	1,320	(476)	328

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

279

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$150	$213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(18)	(3)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,385)	(360)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,253)	(150)

Distributions:
Institutional Class Shares	(141)	(210)
Capital Share Transactions (1):
Shares Issued	21,862	18,226
Shares Issued in Lieu of Cash Distributions	140	209
Shares Redeemed	(11,142)	(3,245)

Net Increase (Decrease) from Capital Share Transactions	10,860	15,190

Total Increase (Decrease) in Net Assets	7,466	14,830
Net Assets
Beginning of Period	54,243	39,413

End of Period	$61,709	$54,243

(1) Shares Issued and Redeemed:
Shares Issued	2,199	1,786
Shares Issued in Lieu of Cash Distributions	14	21
Shares Redeemed	(1,138)	(319)

Net Increase (Decrease) from Shares Issued and Redeemed	1,075	1,488

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

280

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.30		$10.30	$10.31	$10.24	$10.29	$10.31	$9.91		$10.00	$10.03	$9.95	$9.99	$9.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01		(—)	0.10	0.23	0.18	0.11	0.02		0.01	0.08	0.18	0.17	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)		—	(0.01)	0.06	(0.06)	(0.02)	(0.27)		(0.04)	0.04	0.15	(0.08)	(0.03)

Total from Investment Operations	(0.16)		—	0.09	0.29	0.12	0.09	(0.25)		(0.03)	0.12	0.33	0.09	0.09

Less Distributions:
Net Investment Income	(0.01)		(—)	(0.10)	(0.22)	(0.17)	(0.11)	(0.02)		(0.06)	(0.15)	(0.25)	(0.13)	(0.09)

Total Distributions	(0.01)		—	(0.10)	(0.22)	(0.17)	(0.11)	(0.02)		(0.06)	(0.15)	(0.25)	(0.13)	(0.09)

Net Asset Value, End of Period	$10.13		$10.30	$10.30	$10.31	$10.24	$10.29	$9.64		$9.91	$10.00	$10.03	$9.95	$9.99

Total Return	(1.58	%)(B)	0.02%	0.84%	2.90%	1.22%	0.86%	(2.50	%)(B)	(0.33%)	1.23%	3.42%	0.87%	0.95%

Net Assets, End of Period (thousands)	$5,918,600		$5,858,298	$6,655,886	$7,418,534	$7,970,071	$7,458,011	$5,531,306		$5,693,916	$5,321,434	$5,518,420	$5,590,939	$5,201,650
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%	0.16	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%	0.16	%(C)	0.17%	0.18%	0.18%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.25	%(C)	—	0.95%	2.22%	1.76%	1.08%	0.50	%(C)	0.09%	0.80%	1.83%	1.73%	1.21%
Portfolio Turnover Rate	26	%(B)	96%	83%	30%	68%	86%	60	%(B)	93%	51%	59%	81%	121%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

281

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.76		$9.76	$9.79	$9.60	$9.66	$9.72	$10.78		$10.89	$10.96	$10.90	$11.03	$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.08	0.10	0.15	0.15	0.17	0.04		0.04	0.04	0.07	0.11	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.59)		(0.08)	0.11	0.34	(0.04)	(0.08)	(0.65)		(0.15)	0.14	0.44	(0.07)	(0.08)

Total from Investment Operations	(0.54)		—	0.21	0.49	0.11	0.09	(0.61)		(0.11)	0.18	0.51	0.04	0.10

Less Distributions:
Net Investment Income	(0.17)		(—)	(0.24)	(0.30)	(0.17)	(0.15)	(0.08)		(—)	(0.25)	(0.45)	(0.16)	(0.19)
Net Realized Gains	—		—	—	—	—	—	—		—	—	—	(0.01)	(0.04)

Total Distributions	(0.17)		—	(0.24)	(0.30)	(0.17)	(0.15)	(0.08)		—	(0.25)	(0.45)	(0.17)	(0.23)

Net Asset Value, End of Period	$9.05		$9.76	$9.76	$9.79	$9.60	$9.66	$10.09		$10.78	$10.89	$10.96	$10.90	$11.03

Total Return	(5.63	%)(B)	0.03%	2.20%	5.29%	1.12%	1.00%	(5.72	%)(B)	(0.98%)	1.64%	4.88%	0.38%	0.95%

Net Assets, End of Period (thousands)	$1,116,676		$1,235,970	$1,130,900	$1,235,997	$1,210,704	$1,137,725	$11,804,647		$13,621,273	$13,288,386	$15,555,653	$15,130,986	$14,085,116
Ratio of Expenses to Average Net Assets	0.16	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%	0.24	%(C)	0.26%	0.26%	0.28%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%	0.24	%(C)	0.26%	0.27%	0.29%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.07	%(C)	0.80%	1.01%	1.60%	1.62%	1.77%	0.81	%(C)	0.39%	0.38%	0.63%	1.03%	1.66%
Portfolio Turnover Rate	31	%(B)	94%	45%	62%	63%	52%	48	%(B)	126%	47%	46%	67%	69%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

282

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months Year		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.10		$10.85	$10.85	$10.45	$10.22	$10.37	$10.43		$10.56	$10.57	$10.38	$10.59	$10.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.03		0.07	0.07	0.09	0.10	0.10	0.04		0.01	0.06	0.20	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.96)		(0.64)	0.37	1.08	0.15	0.02	(0.48)		(0.13)	0.01	0.19	(0.22)	(0.13)

Total from Investment Operations	(0.93)		(0.57)	0.44	1.17	0.25	0.12	(0.44)		(0.12)	0.07	0.39	(0.06)	(0.01)

Less Distributions:
Net Investment Income	(0.09)		(0.09)	(0.33)	(0.73)	(0.02)	(0.25)	(0.02)		(0.01)	(0.08)	(0.20)	(0.15)	(0.12)
Net Realized Gains	(0.10)		(0.09)	(0.11)	(0.04)	—	(0.02)	—		—	—	—	—	(0.03)

Total Distributions	(0.19)		(0.18)	(0.44)	(0.77)	(0.02)	(0.27)	(0.02)		(0.01)	(0.08)	(0.20)	(0.15)	(0.15)

Net Asset Value, End of Period	$8.98		$10.10	$10.85	$10.85	$10.45	$10.22	$9.97		$10.43	$10.56	$10.57	$10.38	$10.59

Total Return	(9.46	%)(B)	(5.34%)	4.28%	11.92%	2.42%	1.31%	(4.19	%)(B)	(1.15%)	0.63%	3.75%	(0.60%)	(0.10%)

Net Assets, End of Period (thousands)	$1,412,166		$1,723,236	$1,702,457	$1,487,373	$1,126,037	$933,640	$1,681,550		$1,748,372	$2,518,761	$2,306,858	$2,304,374	$2,221,841
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.20%	0.19%	0.20%	0.20%	0.20%	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.22%	0.21%	0.21%	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.71	%(C)	0.70%	0.66%	0.85%	0.94%	1.04%	0.80	%(C)	0.11%	0.52%	1.92%	1.52%	1.17%
Portfolio Turnover Rate	9	%(B)	31%	41%	49%	37%	51%	157	%(B)	58%	85%	58%	30%	34%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

283

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.79		$13.72	$12.99	$11.88	$12.45	$12.86	$10.93		$10.97	$10.95	$10.68	$10.85	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.19	0.25	0.29	0.27	0.26	0.06		0.09	0.13	0.19	0.19	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.19)		(0.61)	0.74	1.10	(0.57)	(0.39)	(0.58)		(0.10)	0.10	0.35	(0.16)	(0.07)

Total from Investment Operations	(1.10)		(0.42)	0.99	1.39	(0.30)	(0.13)	(0.52)		(0.01)	0.23	0.54	0.03	0.13

Less Distributions:
Net Investment Income	(0.08)		(0.17)	(0.26)	(0.28)	(0.26)	(0.25)	(0.08)		(0.03)	(0.21)	(0.27)	(0.19)	(0.18)
Net Realized Gains	(0.13)		(0.34)	—	—	(0.01)	(0.03)	(0.01)		—	—	—	(0.01)	—

Total Distributions	(0.21)		(0.51)	(0.26)	(0.28)	(0.27)	(0.28)	(0.09)		(0.03)	(0.21)	(0.27)	(0.20)	(0.18)

Net Asset Value, End of Period	$11.48		$12.79	$13.72	$12.99	$11.88	$12.45	$10.32		$10.93	$10.97	$10.95	$10.68	$10.85

Total Return	(8.75	%)(B)	(3.20%)	7.67%	11.81%	(2.44%)	(0.93%)	(4.72	%)(B)	(0.05%)	2.13%	5.11%	0.22%	1.19%

Net Assets, End of Period (thousands)	$5,030,079		$6,200,229	$5,838,968	$5,611,187	$4,964,670	$4,629,841	$7,003,194		$7,281,208	$6,246,736	$6,534,046	$5,650,059	$5,559,764
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%	0.21	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%	0.21	%(C)	0.22%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.44%	1.85%	2.28%	2.22%	2.06%	1.06	%(C)	0.80%	1.20%	1.73%	1.76%	1.85%
Portfolio Turnover Rate	8	%(B)	25%	45%	25%	16%	12%	38	%(B)	80%	40%	51%	27%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

284

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio							DFA Targeted Credit Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.49		$11.79	$11.29	$10.11	$10.85	$10.97	$10.18		$10.18	$10.19	$9.80	$10.06	$10.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.28	0.32	0.35	0.33	0.33	0.07		0.14	0.16	0.21	0.22	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.58)		(0.21)	0.50	1.17	(0.71)	(0.11)	(0.72)		(0.05)	0.07	0.42	(0.24)	(0.03)

Total from Investment Operations	(1.44)		0.07	0.82	1.52	(0.38)	0.22	(0.65)		0.09	0.23	0.63	(0.02)	0.19

Less Distributions:
Net Investment Income	(0.13)		(0.28)	(0.32)	(0.34)	(0.33)	(0.32)	(0.15)		(0.09)	(0.24)	(0.24)	(0.22)	(0.21)
Net Realized Gains	(0.19)		(0.09)	—	—	(0.03)	(0.02)	(0.02)		—	(—)	—	(0.02)	—

Total Distributions	(0.32)		(0.37)	(0.32)	(0.34)	(0.36)	(0.34)	(0.17)		(0.09)	(0.24)	(0.24)	(0.24)	(0.21)

Net Asset Value, End of Period	$9.73		$11.49	$11.79	$11.29	$10.11	$10.85	$9.36		$10.18	$10.18	$10.19	$9.80	$10.06

Total Return	(12.79	%)(B)	0.52%	7.37%	15.27%	(3.53%)	2.05%	(6.47	%)(B)	0.85%	2.32%	6.51%	(0.18%)	1.94%

Net Assets, End of Period (thousands)	$1,585,936		$2,073,764	$2,131,021	$1,712,376	$1,782,191	$1,804,891	$862,850		$936,850	$818,911	$766,607	$651,780	$514,588
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22	%(C)	0.22%	0.23%	0.23%	0.22%	0.22%	0.22	%(C)	0.22%	0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.58	%(C)	2.44%	2.80%	3.25%	3.21%	3.03%	1.48	%(C)	1.41%	1.61%	2.12%	2.25%	2.25%
Portfolio Turnover Rate	13	%(B)	43%	42%	19%	24%	18%	25	%(B)	65%	35%	17%	19%	41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

285

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio							DFA Investment Grade Portfolio
						Period
	Six Months		Year	Year	Year	Jan 11,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	2018 to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018		2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.67		$10.91	$10.50	$9.89	$10.00		$11.60		$11.96	$11.38	$10.38	$10.90	$11.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.20	0.20	0.20	0.15		0.12		0.24	0.28	0.29	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.22)		(0.22)	0.39	0.96	(0.21)		(1.25)		(0.36)	0.57	1.00	(0.53)	(0.16)

Total from Investment Operations	(1.12)		(0.02)	0.59	1.16	(0.06)		(1.13)		(0.12)	0.85	1.29	(0.26)	0.09

Less Distributions:
Net Investment Income	(0.15)		(0.19)	(0.18)	(0.55)	(0.05)		(0.11)		(0.24)	(0.27)	(0.29)	(0.26)	(0.23)
Net Realized Gains	(0.08)		(0.03)	—	—	—		(0.10)		(—)	—	—	—	—

Total Distributions	(0.23)		(0.22)	(0.18)	(0.55)	(0.05)		(0.21)		(0.24)	(0.27)	(0.29)	(0.26)	(0.23)

Net Asset Value, End of Period	$9.32		$10.67	$10.91	$10.50	$9.89		$10.26		$11.60	$11.96	$11.38	$10.38	$10.90

Total Return	(10.73	%)(B)	(0.22%)	5.69%	12.33%	(0.56	%)(B)	(9.86	%)(B)	(1.01%)	7.54%	12.60%	(2.38%)	0.86%

Net Assets, End of Period (thousands)	$3,012,868		$3,119,475	$2,368,742	$1,521,379	$592,325		$11,688,281		$13,622,911	$11,162,601	$9,843,294	$8,638,793	$8,185,290
Ratio of Expenses to Average Net Assets **	0.26	%(C)	0.28%	0.29%	0.30%	0.30	%(C)(D)(E)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.26	%(C)	0.28%	0.29%	0.30%	0.31	%(C)(D)(E)	0.22	%(C)	0.22%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.97	%(C)	1.87%	1.90%	1.99%	1.82	%(C)(E)	2.13	%(C)	2.02%	2.38%	2.69%	2.55%	2.32%
Portfolio Turnover Rate	13	%(B)	17%	32%	14%	68	%(B)	12	%(B)	17%	22%	21%	15%	18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	0.01%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

286

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio												DFA LTIP Portfolio
	Six Months		Year		Year		Year		Year		Year		Six Months		Year	Year	Year	Year	Year
	Ended		Ended		Ended		Ended		Ended		Ended		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021		2020		2019		2018		2017		2022		2021	2020	2019	2018	2017
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$10.13		$10.36		$10.00		$9.47		$9.76		$9.92		$11.94		$12.16	$10.11	$8.47	$9.31	$9.81

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.17		0.17		0.22		0.19		0.15		0.38		0.56	0.20	0.24	0.33	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.60)		(0.22)		0.35		0.53		(0.29)		(0.16)		(2.18)		0.39	1.99	1.66	(0.83)	(0.50)

Total from Investment Operations	(0.50)		(0.05)		0.52		0.75		(0.10)		(0.01)		(1.80)		0.95	2.19	1.90	(0.50)	(0.25)

Less Distributions:
Net Investment Income	(0.08)		(0.17)		(0.16)		(0.22)		(0.19)		(0.15)		(0.20)		(0.52)	(0.14)	(0.22)	(0.34)	(0.24)
Net Realized Gains	(0.08)		(0.01)		—		—		(—)		—		(0.27)		(0.65)	—	(0.04)	—	(0.01)

Total Distributions	(0.16)		(0.18)		(0.16)		(0.22)		(0.19)		(0.15)		(0.47)		(1.17)	(0.14)	(0.26)	(0.34)	(0.25)

Net Asset Value, End of Period	$9.47		$10.13		$10.36		$10.00		$9.47		$9.76		$9.67		$11.94	$12.16	$10.11	$8.47	$9.31

Total Return	(5.03	%)(B)	(0.54%)		5.26%		7.97%		(1.05%)		(0.05%)		(15.73	%)(B)	8.30%	21.75%	22.69%	(5.73%)	(2.52%)

Net Assets, End of Period (thousands)	$2,211,732		$2,361,921		$1,528,078		$1,064,950		$796,296		$530,016		$335,357		$387,222	$290,675	$215,040	$168,648	$124,591
Ratio of Expenses to Average Net Assets **	0.15	%(C)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.13	%(C)	0.13%	0.14%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) **	0.26	%(C)(D)	0.26	%(D)	0.27	%(D)	0.27	%(D)	0.26	%(D)	0.29	%(D)	0.13	%(C)	0.13%	0.14%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to Average Net
Assets	1.95	%(C)	1.63%		1.61%		2.21%		1.93%		1.56%		6.77	%(C)	4.86%	1.71%	2.52%	3.52%	2.75%
Portfolio Turnover Rate	23	%(B)	2%		12%		3%		3%		5%		43	%(B)	39%	65%	38%	53%	2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.11	%(C)	0.11%		0.11%		0.12%		0.11%		0.11%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

287

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.32		$13.05	$12.03	$11.25	$11.79	$12.09	$10.58		$10.05	$10.06	$9.92	$10.02	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.42		0.61	0.19	0.25	0.35	0.25	0.07		0.12	0.17	0.20	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.99)		0.27	0.97	0.78	(0.52)	(0.29)	(0.11)		0.49	0.07	0.20	(0.11)	(0.03)

Total from Investment Operations	(0.57)		0.88	1.16	1.03	(0.17)	(0.04)	(0.04)		0.61	0.24	0.40	0.07	0.14

Less Distributions:
Net Investment Income	(0.27)		(0.57)	(0.13)	(0.25)	(0.37)	(0.23)	(0.10)		(0.08)	(0.25)	(0.26)	(0.17)	(0.14)
Net Realized Gains	(0.01)		(0.04)	(0.01)	—	—	(0.03)	—		—	—	—	—	—

Total Distributions	(0.28)		(0.61)	(0.14)	(0.25)	(0.37)	(0.26)	(0.10)		(0.08)	(0.25)	(0.26)	(0.17)	(0.14)

Net Asset Value, End of Period	$12.47		$13.32	$13.05	$12.03	$11.25	$11.79	$10.44		$10.58	$10.05	$10.06	$9.92	$10.02

Total Return	(4.41	%)(B)	6.91%	9.69%	9.16%	(1.53%)	(0.26%)	(0.34	%)(B)	6.13%	2.43%	4.16%	0.70%	1.42%

Net Assets, End of Period (thousands)	$7,063,901		$7,223,739	$5,622,483	$4,887,736	$4,491,326	$4,359,301	$2,220,520		$1,797,965	$1,393,554	$1,484,797	$1,441,718	$1,130,418
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%	0.21	%(C)	0.22%	0.23%	0.24%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%	0.21	%(C)	0.22%	0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	6.56	%(C)	4.58%	1.49%	2.13%	3.01%	2.14%	1.29	%(C)	1.17%	1.68%	1.98%	1.78%	1.72%
Portfolio Turnover Rate	6	%(B)	1%	15%	28%	24%	16%	33	%(B)	72%	44%	42%	39%	35%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

288

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio				DFA Municipal Real Return Portfolio
	Six Months Ended Apr 30, 2022		Period Apr 26, 2021 to Oct 31, 2021		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.44		$10.00		$10.91		$10.21	$9.99	$9.71	$9.94	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.08		0.05		0.11	0.15	0.16	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		0.40		(0.09)		0.70	0.22	0.28	(0.23)	0.01

Total from Investment Operations	(0.49)		0.48		(0.04)		0.81	0.37	0.44	(0.08)	0.14

Less Distributions:
Net Investment Income	(0.08)		(0.04)		(0.05)		(0.11)	(0.15)	(0.16)	(0.15)	(0.13)
Net Realized Gains	(0.01)		—		—		—	—	—	—	—

Total Distributions	(0.09)		(0.04)		(0.05)		(0.11)	(0.15)	(0.16)	(0.15)	(0.13)

Net Asset Value, End of Period	$9.86		$10.44		$10.82		$10.91	$10.21	$9.99	$9.71	$9.94

Total Return	(4.78	%)(B)	4.78	%(B)	(0.39	%)(B)	8.00%	3.77%	4.56%	(0.86%)	1.42%

Net Assets, End of Period (thousands)	$343,901		$282,809		$1,640,136		$1,153,419	$856,386	$884,142	$865,710	$716,821
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30	%(C)(E)	0.23	%(C)	0.24%	0.24%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38	%(C)	0.38	%(C)(E)	0.23	%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.34	%(C)(E)	0.91	%(C)	1.08%	1.51%	1.62%	1.51%	1.34%
Portfolio Turnover Rate	30	%(B)	27	%(B)	5	%(B)	14%	34%	6%	8%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

289

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Municipal Real Return Portfolio							DFA Municipal Bond Portfolio
						Period
	Six Months		Year	Year	Year	Nov 1,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	2017 to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018		2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$10.10	$10.02	$9.80	$10.00		$10.37		$10.50	$10.33	$9.96	$10.18	$10.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.09	0.12	0.15	0.13		0.04		0.11	0.15	0.15	0.14	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.09)		0.66	0.08	0.21	(0.22)		(0.60)		(0.13)	0.17	0.37	(0.23)	(0.04)

Total from Investment Operations	(0.05)		0.75	0.20	0.36	(0.09)		(0.56)		(0.02)	0.32	0.52	(0.09)	0.08

Less Distributions:
Net Investment Income	(0.04)		(0.09)	(0.12)	(0.14)	(0.11)		(0.04)		(0.11)	(0.15)	(0.15)	(0.13)	(0.12)
Return of Capital	—		—	(0.00)*	—	—		—		—	—	—	—	—

Total Distributions	(0.04)		(0.09)	(0.12)	(0.14)	(0.11)		(0.04)		(0.11)	(0.15)	(0.15)	(0.13)	(0.12)

Net Asset Value, End of Period	$10.67		$10.76	$10.10	$10.02	$9.80		$9.77		$10.37	$10.50	$10.33	$9.96	$10.18

Total Return	(0.51	%)(B)	7.41%	2.04%	3.73%	(0.86	%)(B)	(5.38	%)(B)	(0.23%)	3.11%	5.28%	(0.84%)	0.76%

Net Assets, End of Period (thousands)	$268,107		$214,216	$156,192	$135,575	$122,368		$703,408		$648,588	$527,633	$509,830	$453,447	$351,938
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.26%	0.27%	0.28%	0.30	%(C)(E)	0.22	%(C)	0.23%	0.23%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25	%(C)	0.26%	0.28%	0.29%	0.32	%(C)(E)	0.22	%(C)	0.23%	0.23%	0.25%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.69	%(C)	0.86%	1.19%	1.46%	1.31	%(C)(E)	0.86	%(C)	1.02%	1.43%	1.51%	1.38%	1.17%
Portfolio Turnover Rate	7	%(B)	24%	21%	12%	2	%(B)	12	%(B)	15%	33%	13%	11%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

290

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio							DFA Intermediate-Term Municipal Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.16		$10.19	$10.18	$10.10	$10.18	$10.21	$10.43		$10.58	$10.38	$9.93	$10.19	$10.25

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.03	0.09	0.12	0.11	0.10	0.07		0.14	0.16	0.16	0.15	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.12)		(0.03)	0.01	0.08	(0.08)	(0.03)	(0.57)		(0.15)	0.20	0.45	(0.26)	(0.06)

Total from Investment Operations	(0.12)		—	0.10	0.20	0.03	0.07	(0.50)		(0.01)	0.36	0.61	(0.11)	0.08

Less Distributions:
Net Investment Income	(—)		(0.03)	(0.09)	(0.12)	(0.11)	(0.10)	(0.07)		(0.14)	(0.16)	(0.16)	(0.15)	(0.14)

Total Distributions	—		(0.03)	(0.09)	(0.12)	(0.11)	(0.10)	(0.07)		(0.14)	(0.16)	(0.16)	(0.15)	(0.14)

Net Asset Value, End of Period	$10.04		$10.16	$10.19	$10.18	$10.10	$10.18	$9.86		$10.43	$10.58	$10.38	$9.93	$10.19

Total Return	(1.17	%)(B)	(0.03%)	1.02%	2.03%	0.28%	0.67%	(4.84	%)(B)	(0.11%)	3.47%	6.17%	(1.08%)	0.75%

Net Assets, End of Period (thousands)	$2,324,363		$2,436,433	$2,633,204	$2,618,249	$2,553,257	$2,531,941	$1,930,325		$2,133,305	$2,044,065	$2,069,659	$1,782,680	$1,667,648
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.22%	0.22%	0.23%	0.22%	0.22%	0.20	%(C)	0.22%	0.23%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.06	%(C)	0.29%	0.88%	1.22%	1.08%	0.96%	1.33	%(C)	1.35%	1.50%	1.57%	1.51%	1.35%
Portfolio Turnover Rate	28	%(B)	67%	140%	90%	31%	16%	10	%(B)	9%	31%	12%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

291

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selective State Municipal Bond Portfolio					DFA Short-Term Selective State Municipal Bond Portfolio
				Period		Period
	Six Months		Year	Sep 30,		Apr 12,
	Ended		Ended	2020 to		2022 to
	Apr 30,		Oct 31,	Oct 31,		Apr 30,
	2022		2021	2020		2022
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$9.99	$10.00		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.06	—		0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.74)		0.01	(0.01)		(0.04)

Total from Investment Operations	(0.70)		0.07	(0.01)		(0.03)

Less Distributions:
Net Investment Income	(0.04)		(0.06)	(—)		(—)

Total Distributions	(0.04)		(0.06)	—		—

Net Asset Value, End of Period.	$9.26		$10.00	$9.99		$9.97

Total Return	(7.06	%)(B)	0.66%	(0.10	%)(B)	(0.30	%)(B)

Net Assets, End of Period (thousands)	$228,121		$267,126	$85,450		$112,867
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.23	%(C)(E)	0.21	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.28	%(C)	0.34%	0.34	%(C)(E)	0.21	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	0.76	%(C)	0.64%	0.11	%(C)(E)	0.90	%(C)(E)
Portfolio Turnover Rate	21	%(B)	3%	0	%(B)	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

292

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio							DFA California Intermediate-Term Municipal Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.25		$10.29	$10.30	$10.23	$10.31	$10.33	$10.73		$10.85	$10.72	$10.33	$10.58	$10.62

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01		0.06	0.09	0.12	0.11	0.09	0.05		0.12	0.15	0.16	0.15	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.18)		(0.05)	(0.01)	0.07	(0.09)	(0.02)	(0.61)		(0.13)	0.13	0.38	(0.25)	(0.04)

Total from Investment Operations	(0.17)		0.01	0.08	0.19	0.02	0.07	(0.56)		(0.01)	0.28	0.54	(0.10)	0.10

Less Distributions:
Net Investment Income	(0.01)		(0.05)	(0.09)	(0.12)	(0.10)	(0.09)	(0.05)		(0.11)	(0.15)	(0.15)	(0.15)	(0.14)
Return of Capital	—		—	(0.00)*	—	—	—	—		—	(0.00)*	—	—	—

Total Distributions	(0.01)		(0.05)	(0.09)	(0.12)	(0.10)	(0.09)	(0.05)		(0.11)	(0.15)	(0.15)	(0.15)	(0.14)

Net Asset Value, End of Period	$10.07		$10.25	$10.29	$10.30	$10.23	$10.31	$10.12		$10.73	$10.85	$10.72	$10.33	$10.58

Total Return	(1.64	%)(B)	0.05%	0.82%	1.88%	0.22%	0.68%	(5.20	%)(B)	(0.07%)	2.66%	5.30%	(0.96%)	0.97%

Net Assets, End of Period (thousands)	$930,566		$872,821	$1,036,970	$1,228,326	$1,185,733	$1,031,539	$527,077		$650,729	$568,867	$519,431	$435,549	$347,302
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.22%	0.22%	0.23%	0.22%	0.22%	0.21	%(C)	0.23%	0.23%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.22%	0.22%	0.24%	0.22%	0.22%	0.21	%(C)	0.23%	0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.27	%(C)	0.58%	0.87%	1.19%	1.02%	0.88%	0.99	%(C)	1.07%	1.38%	1.47%	1.45%	1.36%
Portfolio Turnover Rate	25	%(B)	55%	83%	97%	39%	19%	15	%(B)	10%	33%	19%	7%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

293

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA NY Municipal Bond Portfolio							DFA MN Municipal Bond Portfolio
														Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Jul 25,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	2017 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.23		$10.29	$10.26	$10.10	$10.24	$10.25	$10.00		$10.15	$10.05	$9.73	$9.95	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.08	0.11	0.14	0.12	0.11	0.04		0.08	0.11	0.11	0.11	0.02
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.22)		(0.07)	0.03	0.15	(0.14)	(0.01)	(0.32)		(0.10)	0.10	0.32	(0.22)	(0.05)

Total from Investment Operations	(0.20)		0.01	0.14	0.29	(0.02)	0.10	(0.28)		(0.02)	0.21	0.43	(0.11)	(0.03)

Less Distributions:
Net Investment Income	(0.02)		(0.07)	(0.11)	(0.13)	(0.12)	(0.11)	(0.04)		(0.08)	(0.11)	(0.11)	(0.11)	(0.02)
Net Realized Gains	—		—	—	—	—	—	—		(0.05)	—	—	—	—

Total Distributions	(0.02)		(0.07)	(0.11)	(0.13)	(0.12)	(0.11)	(0.04)		(0.13)	(0.11)	(0.11)	(0.11)	(0.02)

Net Asset Value, End of Period	$10.01		$10.23	$10.29	$10.26	$10.10	$10.24	$9.68		$10.00	$10.15	$10.05	$9.73	$9.95

Total Return	(1.96	%)(B)	0.10%	1.39%	2.92%	(0.20%)	0.94%	(2.84	%)(B)	(0.18%)	2.13%	4.47%	(1.16%)	(0.28	%)(B)

Net Assets, End of Period (thousands)	$126,774		$122,934	$110,128	$121,169	$100,432	$91,204	$34,916		$40,844	$38,103	$74,139	$66,318	$61,259
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.25%	0.24%	0.23%	0.25%	0.25%	0.32	%(C)	0.32%	0.30%	0.30%	0.32%	0.24	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26	%(C)	0.28%	0.28%	0.29%	0.25%	0.25%	0.39	%(C)	0.41%	0.37%	0.38%	0.38%	0.37	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	0.41	%(C)	0.79%	1.07%	1.32%	1.20%	1.06%	0.74	%(C)	0.83%	1.05%	1.14%	1.09%	0.96	%(C)(E)
Portfolio Turnover Rate	23	%(B)	54%	91%	40%	27%	15%	28	%(B)	20%	27%	14%	14%	N/A	(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

294

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Oregon Municipal Bond Portfolio
					Period
	Six Months		Year	Year	Sep 10,
	Ended		Ended	Ended	2019 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.14		$10.21	$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.05	0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)		(0.08)	0.21	(0.01)

Total from Investment Operations	(0.51)		(0.03)	0.30	—

Less Distributions:
Net Investment Income	(0.02)		(0.04)	(0.09)	(—)
Return of Capital	—		—	(0.00)*	—

Total Distributions	(0.02)		(0.04)	(0.09)	—

Net Asset Value, End of Period	$9.61		$10.14	$10.21	$10.00

Total Return	(5.01	%)(B)	(0.25%)	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$61,709		$54,243	$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.32%	0.29%	0.32	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.35	%(C)	0.37%	0.87%	0.65	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	0.50	%(C)	0.45%	0.87%	0.47	%(C)(E)
Portfolio Turnover Rate	7	%(B)	8%	11%	0	%(B)

See accompanying Notes to Financial Statements.

295

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-nine (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2022, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/22
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	12%
	DFA Intermediate Government Fixed Income Portfolio	19%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

296

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

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3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA’s are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental

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approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.13%*
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.21%*
DFA World ex U.S. Government Fixed Income Portfolio	0.17%
DFA Short-Term Government Portfolio	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.18%*
DFA Intermediate-Term Extended Quality Portfolio	0.18%*
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.23%*
DFA Investment Grade Portfolio	0.18%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.23%*
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.17%*
DFA Short-Term Municipal Bond Portfolio	0.17%*
DFA Intermediate-Term Municipal Bond Portfolio	0.17%*
DFA Selective State Municipal Bond Portfolio	0.20%
DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.17%*
DFA California Intermediate-Term Municipal Bond Portfolio	0.17%*
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
DFA One-Year Fixed Income Portfolio	0.14%	0.10%
DFA Five-Year Global Fixed Income Portfolio	0.22%	0.20%
DFA Short-Term Extended Quality Portfolio	0.19%	0.16%
DFA Intermediate-Term Extended Quality Portfolio	0.19%	0.17%
DFA Global Core Plus Fixed Income Portfolio	0.24%	0.22%

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Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
DFA Investment Grade Portfolio	0.19%	0.17%
DFA Global Core Plus Real Return Portfolio	0.24%	0.22%
DFA Municipal Bond Portfolio	0.18%	0.16%
DFA Short-Term Municipal Bond Portfolio	0.18%	0.16%
DFA Intermediate-Term Municipal Bond Portfolio	0.18%	0.16%
DFA California Short-Term Municipal Bond Portfolio	0.18%	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.18%	0.16%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2023. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$11	$60	$750
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.20%	187	9	1,488
DFA Intermediate-Term Extended Quality Portfolio (1)	0.21%	29	5	401
DFA Targeted Credit Portfolio (1)	0.20%	5	77	726
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—
DFA Investment Grade Portfolio (4)	0.21%	517	6	1,359
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	1,231	5,539
DFA LTIP Portfolio (1)	0.15%	—	—	—

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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	$84	$139	$139
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (3)	0.30%	—	—	—
DFA Municipal Bond Portfolio (1)	0.21%	64	—	35
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA Selective State Municipal Bond Portfolio (1)	0.23%	1	67	279
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	—	—	—
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	1	5	106
DFA MN Municipal Bond Portfolio (1)	0.32%	—	14	108
DFA Oregon Municipal Bond Portfolio (1)	0.32%	—	9	198

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for the DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, and DFA Municipal Bond Portfolio were 0.22%, 0.22% and 0.23%, respectively.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.22% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed

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by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$(6)
DFA Selectively Hedged Global Fixed Income Portfolio	1
DFA Five-Year Global Fixed Income Portfolio	(8)
DFA World ex U.S. Government Fixed Income Portfolio	(6)
DFA Short-Term Extended Quality Portfolio	10
DFA Intermediate-Term Extended Quality Portfolio	3
DFA Targeted Credit Portfolio	5
DFA Global Core Plus Fixed Income Portfolio	6
DFA Investment Grade Portfolio	23
DFA Short-Duration Real Return Portfolio	6
DFA Municipal Real Return Portfolio	12
DFA California Municipal Real Return Portfolio	2
DFA Municipal Bond Portfolio	6
DFA Short-Term Municipal Bond Portfolio	37
DFA Intermediate-Term Municipal Bond Portfolio	10
DFA Selective State Municipal Bond Portfolio	3
DFA California Short-Term Municipal Bond Portfolio	10
DFA California Intermediate-Term Municipal Bond Portfolio	4
DFA NY Municipal Bond Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$214
DFA Two-Year Global Fixed Income Portfolio	163
DFA Selectively Hedged Global Fixed Income Portfolio	16
DFA Five-Year Global Fixed Income Portfolio	178
DFA World ex U.S. Government Fixed Income Portfolio	6
DFA Short-Term Government Portfolio	45

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DFA Intermediate Government Fixed Income Portfolio	$67
DFA Short-Term Extended Quality Portfolio	48
DFA Intermediate-Term Extended Quality Portfolio	17
DFA Targeted Credit Portfolio	2
DFA Global Core Plus Fixed Income Portfolio	(7)
DFA Investment Grade Portfolio	32
DFA Diversified Fixed Income Portfolio	(4)
DFA LTIP Portfolio	(—)
DFA Inflation-Protected Securities Portfolio	40
DFA Short-Duration Real Return Portfolio	3
DFA Global Core Plus Real Return Portfolio	(2)
DFA Municipal Real Return Portfolio	—
DFA California Municipal Real Return Portfolio	(1)
DFA Municipal Bond Portfolio	—
DFA Short-Term Municipal Bond Portfolio	44
DFA Intermediate-Term Municipal Bond Portfolio	9
DFA Selective State Municipal Bond Portfolio	(1)
DFA Short-Term Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	13
DFA California Intermediate-Term Municipal Bond Portfolio	2
DFA NY Municipal Bond Portfolio	—
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	(—)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$2,150,792	$561,658	$1,187,220	$567,515
DFA Two-Year Global Fixed Income Portfolio	2,772,490	1,283,768	1,389,251	1,997,123
DFA Selectively Hedged Global Fixed Income Portfolio	105,360	54,918	255,221	340,638
DFA Five-Year Global Fixed Income Portfolio	3,323,648	3,699,808	2,815,884	3,519,016
DFA World ex U.S. Government Fixed Income Portfolio	137,516	92,934	6,353	98,586
DFA Short-Term Government Portfolio	2,700,329	2,665,878	—	—
DFA Intermediate Government Fixed Income Portfolio	448,589	1,047,843	—	—
DFA Short-Term Extended Quality Portfolio	940,366	684,120	1,921,722	1,892,488
DFA Intermediate-Term Extended Quality Portfolio	33,236	67,913	205,344	388,529
DFA Targeted Credit Portfolio	77,559	77,923	176,281	142,820

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Global Core Plus Fixed Income Portfolio	$6,314	$14,433	$710,698	$375,413
DFA Investment Grade Portfolio	274,314	1,287,767	1,302,494	720,042
DFA Diversified Fixed Income Portfolio	296,076	321,362	96,987	47,800
DFA LTIP Portfolio	175,086	163,899	—	—
DFA Inflation-Protected Securities Portfolio	684,718	405,496	—	—
DFA Short-Duration Real Return Portfolio	434,864	408,645	655,303	205,947
DFA Global Core Plus Real Return Portfolio	48,444	55,986	126,280	36,128
DFA Municipal Real Return Portfolio	—	—	567,998	65,009
DFA California Municipal Real Return Portfolio	—	—	75,781	16,486
DFA Municipal Bond Portfolio	—	—	197,430	85,802
DFA Short-Term Municipal Bond Portfolio	—	—	744,240	556,585
DFA Intermediate-Term Municipal Bond Portfolio	—	—	199,216	254,948
DFA Selective State Municipal Bond Portfolio	—	—	55,701	66,210
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	110,046	—
DFA California Short-Term Municipal Bond Portfolio	—	—	340,362	201,978
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	94,916	186,736
DFA NY Municipal Bond Portfolio	—	—	37,005	25,954
DFA MN Municipal Bond Portfolio	—	—	10,421	13,451
DFA Oregon Municipal Bond Portfolio	—	—	17,239	4,389

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$464,510	$3,462,273	$3,582,238	$(183)	$(9)	$344,353	29,770	$374	—

Total	$464,510	$3,462,273	$3,582,238	$(183)	$(9)	$344,353	29,770	$374	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$191,506	$1,220,955	$1,407,567	$(28)	$(8)	$4,858	420	$40	—

Total	$191,506	$1,220,955	$1,407,567	$(28)	$(8)	$4,858	420	$40	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$11,410	$122,180	$105,661	$(3)	$(1)	$27,925	2,414	$16	—

Total	$11,410	$122,180	$105,661	$(3)	$(1)	$27,925	2,414	$16	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$210,450	$1,076,397	$982,231	$(55)	$(13)	$304,548	26,329	$225	—

Total	$210,450	$1,076,397	$982,231	$(55)	$(13)	$304,548	26,329	$225	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$90,204	$518,415	$403,555	$(39)	$14	$205,039	17,726	$111	—

Total	$90,204	$518,415	$403,555	$(39)	$14	$205,039	17,726	$111	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$51,656	$318,119	$238,636	$(15)	—	$131,124	11,336	$73	—

Total	$51,656	$318,119	$238,636	$(15)	—	$131,124	11,336	$73	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$10,645	$157,009	$127,943	$(6)	$2	$39,707	3,433	$29	—

Total	$10,645	$157,009	$127,943	$(6)	$2	$39,707	3,433	$29	—

DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$95,339	$349,171	$325,493	$(9)	$(1)	$119,007	10,288	—	—

Total	$95,339	$349,171	$325,493	$(9)	$(1)	$119,007	10,288	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$490,081	$1,678,953	$1,453,613	$(179)	$41	$715,283	61,838	$524	—

Total	$490,081	$1,678,953	$1,453,613	$(179)	$41	$715,283	61,838	$524	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$1,178,300	$96,988	$47,800	$(7,074)	$(117,941)	$1,102,473	96,034	$7,347	$12,140
DFA Two-Year Global Fixed Income	703,291	27,263	48,300	(1,424)	(18,040)	662,790	68,754	1,663	—
The DFA Short Term Investment Fund	114	332,182	319,395	(1)	—	12,900	1,115	—	—

Total	$1,881,705	$456,433	$415,495	$(8,499)	$(135,981)	$1,778,163	165,903	$9,010	$12,140

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$17,050	$201,338	$181,488	$(3)	$(1)	$36,896	3,190	$26	—

Total	$17,050	$201,338	$181,488	$(3)	$(1)	$36,896	3,190	$26	—

DFA Global Core Plus Real Return Portfolio
DFA Short Term Investment Fund	—	$10,217	$9,905	—	—	$312	27	$1	—

Total	—	$10,217	$9,905	—	—	$312	27	$1	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
DFA One-Year Fixed Income Portfolio
2020	$68,850	—	—	$68,850

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	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
2021	$1,592	—	—	$1,592
DFA Two-Year Global Fixed Income Portfolio
2020	87,479	—	—	87,479
2021	30,533	—	—	30,533
DFA Selectively Hedged Global Fixed Income Portfolio
2020	30,567	—	—	30,567
2021	353	—	—	353
DFA Five-Year Global Fixed Income Portfolio
2020	335,646	—	—	335,646
2021	3,819	—	—	3,819
DFA World ex U.S. Government Fixed Income Portfolio
2020	48,102	$12,935	—	61,037
2021	18,746	10,937	—	29,683
DFA Short-Term Government Portfolio
2020	16,913	—	—	16,913
2021	1,444	—	—	1,444
DFA Intermediate Government Fixed Income Portfolio
2020	106,230	—	—	106,230
2021	91,121	131,228	—	222,349
DFA Short-Term Extended Quality Portfolio
2020	125,151	—	—	125,151
2021	21,477	—	—	21,477
DFA Intermediate-Term Extended Quality Portfolio
2020	53,409	—	—	53,409
2021	52,008	15,915	—	67,923
DFA Targeted Credit Portfolio
2020	18,526	72	—	18,598
2021	7,207	—	—	7,207
DFA Global Core Plus Fixed Income Portfolio
2020	27,050	—	—	27,050
2021	48,617	2,604	—	51,221
DFA Investment Grade Portfolio
2020	229,667	—	—	229,667
2021	257,741	—	—	257,741
DFA Diversified Fixed Income Portfolio
2020	18,821	—	—	18,821
2021	31,946	1,454	—	33,400
DFA LTIP Portfolio
2020	3,208	—	—	3,208
2021	16,485	15,336	—	31,821
DFA Inflation-Protected Securities Portfolio
2020	53,806	3,626	—	57,432
2021	290,081	18,151	—	308,232

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	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
DFA Short-Duration Real Return Portfolio
2020	$37,128	—	—	$37,128
2021	11,480	—	—	11,480
DFA Global Core Plus Real Return Portfolio
2021	950	—	—	950
DFA Municipal Real Return Portfolio
2020	—	—	$12,801	12,801
2021	—	—	10,503	10,503
DFA California Municipal Real Return Portfolio
2020	—	—	1,824	1,824
2021	—	—	1,502	1,502
DFA Municipal Bond Portfolio
2020	—	—	7,369	7,369
2021	—	—	6,104	6,104
DFA Short-Term Municipal Bond Portfolio
2020	—	—	23,645	23,645
2021	—	—	6,543	6,676
DFA Intermediate-Term Municipal Bond Portfolio
2020	—	—	30,959	30,959
2021	—	—	28,015	28,015
DFA Selective State Municipal Bond Portfolio
2020	—	—	2	2
2021	—	—	1,085	1,085
DFA California Short-Term Municipal Bond Portfolio
2020	—	—	10,276	10,276
2021	—	—	4,219	4,219
DFA California Intermediate-Term Municipal Bond Portfolio
2020	—	—	7,660	7,660
2021	—	—	6,427	6,427
DFA NY Municipal Bond Portfolio
2020	—	—	1,253	1,253
2021	—	—	757	757
DFA MN Municipal Bond Portfolio
2020	—	—	730	730
2021	13	$177	323	513
DFA Oregon Municipal Bond Portfolio
2020	—	—	289	289
2021	—	—	210	210

*

Totals do not include distributions from return of capital during the year ended October 31, 2020, of $44, $0, $234, $69 and $9, and during the year ended October 31, 2021, of $0, $133, $0, $0 and $0, for the DFA California Municipal Real Return Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio, respectively.

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The DFA Global Core Plus Real Return Portfolio commenced operations on April 26, 2021, and did not pay any distributions for the year ended October 31, 2020.

DFA Short-Term Selective State Municipal Bond Portfolio commenced operations on April 12, 2022, and did not pay any distributions for the years ended October 31, 2020 and October 31, 2021.

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	—	—	—
DFA Two-Year Global Fixed Income Portfolio	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	$(1,319)	—	$(1,319)
DFA Five-Year Global Fixed Income Portfolio	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio	—	—	—
DFA Short-Term Government Portfolio	(204)	—	(204)
DFA Intermediate Government Fixed Income Portfolio	(7,944)	—	(7,944)
DFA Short-Term Extended Quality Portfolio	(4,881)	—	(4,881)
DFA Intermediate-Term Extended Quality Portfolio	(1,801)	$(5,438)	(7,239)
DFA Targeted Credit Portfolio	(990)	—	(990)
DFA Global Core Plus Fixed Income Portfolio	(5,882)	(89)	(5,971)
DFA Investment Grade Portfolio	(17,480)	—	(17,480)
DFA Diversified Fixed Income Portfolio	(2,525)	—	(2,525)
DFA LTIP Portfolio	(1,397)	(885)	(2,282)
DFA Inflation-Protected Securities Portfolio	(14,860)	—	(14,860)
DFA Short-Duration Real Return Portfolio	(1,641)	—	(1,641)
DFA Global Core Plus Real Return Portfolio	(21)	—	(21)
DFA Municipal Real Return Portfolio	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—
DFA Municipal Bond Portfolio	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(10,900)	$(1,034)	$(11,934)

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Global Fixed Income Portfolio	$13,122	—	$(18,662)	$(24,332)	$(29,872)
DFA Selectively Hedged Global Fixed Income Portfolio	20,735	—	(70,032)	(7,278)	(56,575)
DFA Five-Year Global Fixed Income Portfolio	85,965	—	(37,171)	(201,234)	(152,440)
DFA World ex U.S. Government Fixed Income Portfolio	14,199	$16,048	—	(47,435)	(17,188)
DFA Short-Term Government Portfolio	393	—	(26,485)	(21,155)	(47,247)
DFA Intermediate Government Fixed Income Portfolio	2,115	63,393	—	21,216	86,724
DFA Short-Term Extended Quality Portfolio	42,488	9,077	—	(30,419)	21,146
DFA Intermediate-Term Extended Quality Portfolio	—	34,961	—	48,859	83,820
DFA Targeted Credit Portfolio	9,529	1,911	—	(1,844)	9,596
DFA Global Core Plus Fixed Income Portfolio	37,715	21,555	—	284	59,554
DFA Investment Grade Portfolio	26,353	116,600	—	335,180	478,133
DFA Diversified Fixed Income Portfolio	791	17,880	—	3,204	21,875
DFA LTIP Portfolio	—	8,711	(2)	46,006	54,715
DFA Inflation-Protected Securities Portfolio	10,492	3,670	—	642,896	657,058
DFA Short-Duration Real Return Portfolio	14,541	—	(10,690)	68,721	72,572
DFA Global Core Plus Real Return Portfolio	896	—	—	7,218	8,114
DFA Municipal Real Return Portfolio	—	—	(4,521)	91,975	87,454
DFA California Municipal Real Return Portfolio	—	—	(1,962)	14,223	12,261
DFA Municipal Bond Portfolio	—	—	(464)	9,768	9,304
DFA Short-Term Municipal Bond Portfolio	—	—	(190)	(557)	(747)
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(1,371)	61,283	59,912
DFA Selective State Municipal Bond Portfolio	—	—	(26)	(991)	(1,017)
DFA California Short-Term Municipal Bond Portfolio	—	—	(1,639)	1,220	(419)
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(397)	12,835	12,438
DFA NY Municipal Bond Portfolio	—	—	(138)	616	478
DFA MN Municipal Bond Portfolio	—	—	(—)	503	503
DFA Oregon Municipal Bond Portfolio	—	—	(109)	363	254

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$10,900	$10,900
DFA Two-Year Global Fixed Income Portfolio	18,662	18,662
DFA Selectively Hedged Global Fixed Income Portfolio	70,032	70,032
DFA Five-Year Global Fixed Income Portfolio	37,171	37,171
DFA World ex U.S. Government Fixed Income Portfolio	—	—
DFA Short-Term Government Portfolio	26,485	26,485
DFA Intermediate Government Fixed Income Portfolio	—	—
DFA Short-Term Extended Quality Portfolio	—	—
DFA Intermediate-Term Extended Quality Portfolio	—	—
DFA Targeted Credit Portfolio	—	—
DFA Global Core Plus Fixed Income Portfolio	—	—
DFA Investment Grade Portfolio	—	—
DFA Diversified Fixed Income Portfolio	—	—
DFA LTIP Portfolio	2	2
DFA Inflation-Protected Securities Portfolio	—	—
DFA Short-Duration Real Return Portfolio	10,690	10,690
DFA Global Core Plus Real Return Portfolio	—	—
DFA Municipal Real Return Portfolio	4,521	4,521
DFA California Municipal Real Return Portfolio	1,962	1,962
DFA Municipal Bond Portfolio	464	464
DFA Short-Term Municipal Bond Portfolio	190	190
DFA Intermediate-Term Municipal Bond Portfolio	1,371	1,371
DFA Selective State Municipal Bond Portfolio	26	26
DFA California Short-Term Municipal Bond Portfolio	1,639	1,639
DFA California Intermediate-Term Municipal Bond Portfolio	397	397
DFA NY Municipal Bond Portfolio	138	138
DFA MN Municipal Bond Portfolio	—	—
DFA Oregon Municipal Bond Portfolio	109	109

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$753
DFA Two-Year Global Fixed Income Portfolio	772
DFA Selectively Hedged Global Fixed Income Portfolio	7,509
DFA Five-Year Global Fixed Income Portfolio	76,590
DFA Short-Term Extended Quality Portfolio	17,849
DFA Targeted Credit Portfolio	4,757
DFA LTIP Portfolio	66
DFA Short-Duration Real Return Portfolio	17,685
DFA Municipal Real Return Portfolio	2,148
DFA California Municipal Real Return Portfolio	490
DFA Municipal Bond Portfolio	1

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DFA Short-Term Municipal Bond Portfolio	$108
DFA California Short-Term Municipal Bond Portfolio	200

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$6,417,842	$390	$(97,638)	$(97,248)
DFA Two-Year Global Fixed Income Portfolio	5,735,142	46,646	(221,017)	(174,371)
DFA Selectively Hedged Global Fixed Income Portfolio	1,209,807	10,592	(86,301)	(75,709)
DFA Five-Year Global Fixed Income Portfolio	12,732,341	73,663	(783,677)	(710,014)
DFA World ex U.S. Government Fixed Income Portfolio	1,678,575	44,117	(265,721)	(221,604)
DFA Short-Term Government Portfolio	1,704,872	—	(25,884)	(25,884)
DFA Intermediate Government Fixed Income Portfolio	5,474,993	243	(486,754)	(486,511)
DFA Short-Term Extended Quality Portfolio	7,611,063	53,827	(448,243)	(394,416)
DFA Intermediate-Term Extended Quality Portfolio	1,897,254	529	(204,355)	(203,826)
DFA Targeted Credit Portfolio	956,198	666	(65,926)	(65,260)
DFA Global Core Plus Fixed Income Portfolio	3,481,615	52,776	(402,040)	(349,264)
DFA Investment Grade Portfolio	13,339,287	7,861	(1,056,456)	(1,048,595)
DFA Diversified Fixed Income Portfolio	2,374,737	2,571	(157,061)	(154,490)
DFA LTIP Portfolio	378,978	4,551	(48,534)	(43,983)
DFA Inflation-Protected Securities Portfolio	6,996,967	206,367	(148,627)	57,740
DFA Short-Duration Real Return Portfolio	2,191,795	13,739	(131,018)	(117,279)
DFA Global Core Plus Real Return Portfolio	351,031	6,146	(50,587)	(44,441)
DFA Municipal Real Return Portfolio	1,499,553	281	(48,422)	(48,141)
DFA California Municipal Real Return Portfolio	250,919	4	(9,127)	(9,123)
DFA Municipal Bond Portfolio	731,180	53	(34,641)	(34,588)
DFA Short-Term Municipal Bond Portfolio	2,295,215	37	(26,805)	(26,768)
DFA Intermediate-Term Municipal Bond Portfolio	1,964,312	1,207	(53,581)	(52,374)
DFA Selective State Municipal Bond Portfolio	246,610	2	(19,834)	(19,832)
DFA Short-Term Selective State Municipal Bond Portfolio	110,747	6	(344)	(338)
DFA California Short-Term Municipal Bond Portfolio	925,449	36	(14,756)	(14,720)
DFA California Intermediate-Term Municipal Bond Portfolio	524,261	192	(22,524)	(22,332)
DFA NY Municipal Bond Portfolio	122,540	11	(2,089)	(2,078)
DFA MN Municipal Bond Portfolio	34,559	—	(733)	(733)
DFA Oregon Municipal Bond Portfolio	64,411	—	(3,022)	(3,022)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’

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financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Global Core Plus Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some

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lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$2,844,669	$—
DFA Selectively Hedged Global Fixed Income Portfolio	486,925	—
DFA Five-Year Global Fixed Income Portfolio	2,827,266	—
DFA World ex U.S. Government Fixed Income Portfolio	1,784,105	—
DFA Short-Term Extended Quality Portfolio	1,684,498	—
DFA Targeted Credit Portfolio	77,504	—
DFA Global Core Plus Fixed Income Portfolio	1,668,146	—
DFA Short-Duration Real Return Portfolio	567,360	1,846,000
DFA Global Core Plus Real Return Portfolio	166,977	302,286
DFA Municipal Real Return Portfolio	—	1,256,857
DFA California Municipal Real Return Portfolio	—	226,143

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of agreements

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$46,646	$46,646	—
DFA Selectively Hedged Global Fixed Income Portfolio	10,303	10,303	—
DFA Five-Year Global Fixed Income Portfolio	71,618	71,618	—
DFA World ex U.S. Government Fixed Income Portfolio	44,117	44,117	—
DFA Short-Term Extended Quality Portfolio	49,599	49,599	—
DFA Targeted Credit Portfolio	626	626	—
DFA Global Core Plus Fixed Income Portfolio	51,961	51,961	—
DFA Short-Duration Real Return Portfolio	159,256	11,422	$147,834
DFA Global Core Plus Real Return Portfolio	34,526	6,146	28,380
DFA Municipal Real Return Portfolio	122,336	—	122,336
DFA California Municipal Real Return Portfolio	19,063	—	19,063

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (3)
DFA Two-Year Global Fixed Income Portfolio	$(5,403)	$(5,403)
DFA Selectively Hedged Global Fixed Income Portfolio	(4,960)	(4,960)
DFA Five-Year Global Fixed Income Portfolio	(7,377)	(7,377)
DFA World ex U.S. Government Fixed Income Portfolio	(861)	(861)
DFA Short-Term Extended Quality Portfolio	(874)	(874)
DFA Targeted Credit Portfolio	(15)	(15)

315

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (3)
DFA Global Core Plus Fixed Income Portfolio	$(296)	$(296)
DFA Short-Duration Real Return Portfolio	(923)	(923)
DFA Global Core Plus Real Return Portfolio	(145)	(145)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$52,280	$52,280	—
DFA Selectively Hedged Global Fixed Income Portfolio	(116)	(116)	—
DFA Five-Year Global Fixed Income Portfolio	9,933	9,933	—
DFA World ex U.S. Government Fixed Income Portfolio	76,047	76,047	—
DFA Short-Term Extended Quality Portfolio	49,842	49,842	—
DFA Targeted Credit Portfolio	920	920	—
DFA Global Core Plus Fixed Income Portfolio	49,128	49,128	—
DFA Short-Duration Real Return Portfolio	24,305	11,215	$13,090
DFA Global Core Plus Real Return Portfolio	6,091	4,579	1,512
DFA Municipal Real Return Portfolio	3,245	—	3,245
DFA California Municipal Real Return Portfolio	2,014	—	2,014

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$63,536	$63,536	—
DFA Selectively Hedged Global Fixed Income Portfolio	10,055	10,055	—
DFA Five-Year Global Fixed Income Portfolio	97,545	97,545	—
DFA World ex U.S. Government Fixed Income Portfolio	50,353	50,353	—
DFA Short-Term Extended Quality Portfolio	56,233	56,233	—
DFA Targeted Credit Portfolio	740	740	—
DFA Global Core Plus Fixed Income Portfolio	60,012	60,012	—
DFA Short-Duration Real Return Portfolio	91,477	18,619	$72,858
DFA Global Core Plus Real Return Portfolio	23,546	6,082	17,464
DFA Municipal Real Return Portfolio	58,728	—	58,728

316

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA California Municipal Real Return Portfolio	$8,544	—	$8,544

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

317

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
Bank of America Corp	$4,362	$4,362	$(1,727)	—	—	$2,635	$1,727	$1,727	$(1,727)	—	—	—
BNY Mellon	3,380	3,380	—	—	—	3,380	—	—	—	—	—	—
Royal Bank of Canada	308	308	(171)	—	—	137	171	171	(171)	—	—	—
State Street Bank and Trust	15,491	15,491	(569)	—	—	14,922	569	569	(569)	—	—	—
JP Morgan	2,413	2,413	—	—	—	2,413	—	—	—	—	—	—
HSBC Bank	8,404	8,404	(1,872)	—	—	6,532	1,872	1,872	(1,872)	—	—	—
UBS AG	10,156	10,156	(201)	—	—	9,955	201	201	(201)	—	—	—
Bank of New York	—	—	—	—	—	—	863	863	—	—	—	$863
Morgan Stanley and Co. International	2,132	2,132	—	—	—	2,132	—	—	—	—	—	—

Total	$46,646	$46,646	$(4,540)	—	—	$42,106	$5,403	$5,403	$(4,540)	—	—	$863

DFA Selectively Hedged Global Fixed Income Portfolio
Morgan Stanley and Co. International	$222	$222	—	—	—	$222	—	—	—	—	—	—
Royal Bank of Scotland	—	—	—	—	—	—	$622	$622	—	—	—	$622
Bank of America Corp	—	—	—	—	—	—	127	127	—	—	—	127
Barclays Capital	7,241	7,241	—	—	—	7,241	—	—	—	—	—	—
Bank of New York	—	—	—	—	—	—	3,632	3,632	—	—	—	3,632
HSBC Bank	1,969	1,969	—	—	—	1,969	—	—	—	—	—	—
State Street Bank and Trust	871	871	—	—	—	871	—	—	—	—	—	—
Australia And New Zealand Banking Group	—	—	—	—	—	—	546	546	—	—	—	546
Citibank, N.A	—		—		—	—	15	15	—	—	—	15
JP Morgan	—	—	—	—	—	—	17	17	—	—	—	17

Total	$10,303	$10,303	—	—	—	$10,303	$4,959	$4,959	—	—	—	$4,959

318

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Five-Year Global Fixed Income Portfolio
JP Morgan	$861	$861	$(349)	—	—	$512	$349	$349	$(349)	—	—	—
Mellon Bank	640	640	—	—	—	640	—	—	—	—	—	—
Societe Generale	307	307	—	—	—	307	—	—	—	—	—	—
Citibank, N.A	1,650	1,650	(8)	—	—	1,642	8	8	(8)	—	—	—
Bank of America Corp	1,462	1,462	(1,462)	—	—	—	2,953	2,953	(1,462)	—	—	$1,491
Bank of New York	12,263	12,263	(1,327)	—	—	10,936	1,327	1,327	(1,327)	—	—	—
State Street Bank and Trust	14,267	14,267	(987)	—	—	13,280	987	987	(987)	—	—	—
UBS AG	11,031	11,031	—	—	—	11,031	—	—	—	—	—	—
Barclays Capital	6,866	6,866	—	—	—	6,866	—	—	—	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—	—	1,612	1,612	—	—	—	1,612
HSBC Bank	22,271	22,271	(141)	—	—	22,130	141	141	(141)	—	—	—

Total	$71,618	$71,618	$(4,274)	—	—	$67,344	$7,377	$7,377	$(4,274)	—	—	$3,103

DFA World ex U.S. Government Fixed Income Portfolio
Mellon Bank	$464	$464	—	—	—	$464	—	—	—	—	—	—
State Street Bank and Trust	19,562	19,562	$(9)	—	—	19,553	$9	$9	$(9)	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—	—	40	40	—	—	—	$40
Societe Generale	1,034	1,034	—	—	—	1,034	—	—	—	—	—	—
Citibank, N.A	—	—	—	—	—	—	12	12	—	—	—	12
Barclays Capital	7,580	7,580	(173)	—	—	7,407	173	173	(173)	—	—	—
Bank of America Corp	7,112	7,112	(10)	—	—	7,102	10	10	(10)	—	—	—
JP Morgan	838	838	(15)	—	—	823	15	15	(15)	—	—	—
UBS AG	5,812	5,812	—	—	—	5,812	—	—	—	—	—	—
HSBC Bank	1,714	1,714	(274)	—	—	1,440	274	274	(274)	—	—	—
Australia And New Zealand Banking Group	—	—	—	—	—	—	172	172	—	—	—	172
Royal Bank of
Scotland	—	—	—	—	—	—	155	155	—	—	—	155

Total	$44,116	$44,116	$(481)	—	—	$43,635	$860	$860	$(481)	—	—	$379

319

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Short-Term Extended Quality Portfolio
JP Morgan	$461	$461	—	—	—	$461	—	—	—	—	—	—
State Street Bank and Trust	21,826	21,826	$(61)	—	—	21,765	$61	$61	$(61)	—	—	—
HSBC Bank	10,867	10,867	—	—	—	10,867	—	—	—	—	—	—
Bank of America Corp	7,992	7,992	(246)	—	—	7,746	246	246	(246)	—	—	—
Barclays Capital	2,359	2,359	—	—	—	2,359	—	—	—	—	—	—
Australia & New Zealand Banking Group Ltd	—	—	—	—	—	—	192	192	—	—	—	$192
Royal Bank of Scotland	—	—	—	—	—	—	289	289	—	—	—	289
Morgan Stanley and Co. International	6,012	6,012	—	—	—	6,012	—	—	—	—	—	—
BNY Mellon	83	83	(83)	—	—	—	86	86	(83)	—	—	3

Total	$49,600	$49,600	$(390)	—	—	$49,210	$874	$874	$(390)	—	—	$484

DFA Targeted Credit Portfolio
State Street Bank and Trust	$514	$514	—	—	—	$514	—	—	—	—	—	—
Morgan Stanley and Co. International	112	112	—	—	—	112	—	—	—	—	—	—
Citibank, N.A	—	—	—	—	—	—	$15	$15	—	—	—	$15

Total	$626	$626	—	—	—	$626	$15	$15	—	—	—	$15

DFA Global Core Plus Fixed Income Portfolio
State Street Bank and Trust	$27,787	$27,787	$(10)	—	—	$27,777	$10	$10	$(10)	—	—	—
HSBC Bank	12,514	12,514	(23)	—	—	12,491	23	23	(23)	—	—	—
Australia and New Zealand Banking Group Ltd	577	577	—	—	—	577	—	—	—	—	—	—
Royal Bank of Scotland	228	228	(70)	—	—	158	70	70	(70)	—	—	—
BNY Mellon	21	21	—	—	—	21	—	—	—	—	—	—
Morgan Stanley and Co. International	10,314	10,314	—	—	—	10,314	—	—	—	—	—	—
Goldman Sachs Capital Markets L.P	5	5	(5)	—	—	—	12	12	(5)	—	—	$7
Bank of New York	—	—	—	—	—	—	113	113	—	—	—	113
UBS AG	487	487	(64)	—	—	423	64	64	(64)	—	—	—
Citibank, N.A	29	29	(5)	—	—	24	5	5	(5)	—	—	—

Total	$51,962	$51,962	$(177)	—	—	$51,785	$297	$297	$(177)	—	—	$120

320

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Short-Duration Real Return Portfolio
Deutsche Bank AG	$62,207	$62,207	—	—	$(62,207)	—	—	—	—	—	—	—
Citibank, N.A	29,786	29,786	$(34)	—	(29,752)	—	$34	$34	$(34)	—	—	—
Bank of America Corp	54,771	54,771	—	$(54,771)	—	—	—	—	—	—	—	—
ANZ Securities	1,183	1,183	(84)	—	—	$1,099	84	84	(84)	—	—	—
State Street Bank and Trust	6,524	6,524	—	—	—	6,524	—	—	—	—	—	—
Bank of New York	1,759	1,759	(129)	—	—	1,630	129	129	(129)	—	—	—
Morgan Stanley and Co. International	1,070	1,070	(10)	—	—	1,060	10	10	(10)	—	—	—
HSBC Bank	1,509	1,509	(262)	—	—	1,247	262	262	(262)	—	—	—
Societe Generale	44	44	—	—	—	44	—	—	—	—	—	—
Barclays Capital	403	403	(403)	—	—	—	404	404	(403)	—	—	$1

Total	$159,256	$159,256	$(922)	$(54,771)	$(91,959)	$11,604	$923	$923	$(922)	—	—	$1

DFA Global Core Plus Real Return Portfolio
Bank of America Corp	$19,098	$19,098	$(89)	—	—	$19,009	$89	$89	$(89)	—	—	—
Citibank, N.A	954	954	(34)	—	$(850)	70	34	34	(34)	—	—	—
Deutsche Bank AG	9,298	9,298	—	—	(9,220)	78	—	—	—	—	—	—
State Street Bank and Trust	1,623	1,623	(4)	—	—	1,619	4	4	(4)	—	—	—
HSBC Bank	877	877	(17)	—	—	860	17	17	(17)	—	—	—
ANZ Securities	324	324	—	—	—	324	—	—	—	—	—	—
Societe Generale	37	37	—	—	—	37	—	—	—	—	—	—
Morgan Stanley and Co. International	2,315	2,315	—	—	—	2,315	—	—	—	—	—	—

Total	$34,526	$34,526	$(144)	—	$(10,070)	$24,312	$144	$144	$(144)	—	—	—

DFA Municipal Real Return Portfolio
Citibank, N.A	$52,287	$52,287	—	—	$(52,287)	—	—	—	—	—	—	—
Bank of America Corp	69,021	69,021	—	—	—	$69,021	—	—	—	—	—	—
Morgan Stanley and Co. International	1,028	1,028	—	—	(1,028)	—	—	—	—	—	—	—

Total	$122,336	$122,336	—	—	$(53,315)	$69,021	—	—	—	—	—	—

DFA California Municipal Real Return Portfolio
Citibank, N.A	$7,308	$7,308	—	—	$(7,308)	—	—	—	—	—	—	—
Bank of America Corp	11,082	11,082	—	—	—	$11,082	—	—	—	—	—	—
Merrill Lynch Capital Services, Inc	649	649	—	—	—	649	—	—	—	—	—	—
Morgan Stanley and Co. International	24	24	—	—	—	24	—	—	—	—	—	—

Total	$19,063	$19,063	—	—	$(7,308)	$11,755	—	—	—	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.

321

(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
DFA World ex U.S. Government Fixed Income Portfolio	0.83%	$33,174	4	$3	$35,355	—
DFA Intermediate-Term Municipal Bond Portfolio	1.08%	5,812	1	—	5,812	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Portfolios’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

322

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$344,526	—	—	—	$344,526
DFA Two-Year Global Fixed Income Portfolio
Bonds	4,875	—	—	—	4,875
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	27,928	—	—	—	27,928
DFA Five-Year Global Fixed Income Portfolio
Bonds	304,620	—	—	—	304,620
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	205,043	—	—	—	205,043

323

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	$131,176	—	—	—	$131,176
DFA Targeted Credit Portfolio
Bonds	39,713	—	—	—	39,713
DFA Global Core Plus Fixed Income Portfolio
Bonds	119,033	—	—	—	119,033
DFA Investment Grade Portfolio
Agency Obligations, Bonds	715,652	—	—	—	715,652
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	12,900	—	—	—	12,900
DFA Short-Duration Real Return Portfolio
Bonds	36,898	—	—	—	36,898
DFA Global Core Plus Real Return Portfolio
Bonds	312	—	—	—	312

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

324

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

M. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA One-Year Fixed Income Portfolio	4	73%
DFA Two-Year Global Fixed Income Portfolio	6	89%
DFA Selectively Hedged Global Fixed Income Portfolio	3	87%
DFA Five-Year Global Fixed Income Portfolio	3	79%
DFA World ex U.S. Government Fixed Income Portfolio	5	81%
DFA Short-Term Government Portfolio	5	92%
DFA Intermediate Government Fixed Income Portfolio	4	86%
DFA Short-Term Extended Quality Portfolio	4	82%
DFA Intermediate-Term Extended Quality Portfolio	3	79%
DFA Targeted Credit Portfolio	4	90%
DFA Global Core Plus Fixed Income Portfolio	5	94%
DFA Investment Grade Portfolio	4	83%
DFA Diversified Fixed Income Portfolio	3	95%
DFA LTIP Portfolio	7	83%
DFA Inflation-Protected Securities Portfolio	3	49%
DFA Short-Duration Real Return Portfolio	4	87%
DFA Global Core Plus Real Return Portfolio	3	94%
DFA Municipal Real Return Portfolio	4	94%
DFA California Municipal Real Return Portfolio	4	100%
DFA Municipal Bond Portfolio	5	96%
DFA Short-Term Municipal Bond Portfolio	4	92%
DFA Intermediate-Term Municipal Bond Portfolio	3	83%
DFA Selective State Municipal Bond Portfolio	3	93%
DFA Short-Term Selective State Municipal Bond Portfolio	1	99%
DFA California Short-Term Municipal Bond Portfolio	3	94%
DFA California Intermediate-Term Municipal Bond Portfolio	3	94%
DFA NY Municipal Bond Portfolio	3	90%

325

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA MN Municipal Bond Portfolio	2	95%
DFA Oregon Municipal Bond Portfolio	3	96%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

326

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$968.80	0.21%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$969.30	0.19%	$0.93

328

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

329

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Consumer, Non-cyclical	1.4%
Energy	2.0%
Financial	13.6%
Foreign Government	12.9%
Supranational	7.4%
Technology	1.5%
U.S. Government	61.2%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

330

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (33.4%)
Alberta, Province of Canada
2.950%, 01/23/24	250	$250,509
Amazon.com, Inc.
2.730%, 04/13/24	1,000	998,900
Apple, Inc.
# 2.850%, 05/11/24	2,000	1,999,151
Asian Development Bank
1.625%, 03/15/24	3,600	3,527,943
BNG Bank NV
Ω 2.625%, 02/27/24	398	396,966
Caisse d’Amortissement de la Dette Sociale	2,625	2,652,536
Ω 3.375%, 03/20/24
Cooperatieve Rabobank UA
# 1.375%, 01/10/25	2,230	2,112,134
Equinor ASA
# 2.650%, 01/15/24	2,812	2,793,439
Erste Abwicklungsanstalt
Ω 0.250%, 03/01/24	1,600	1,527,056
European Investment Bank
3.125%, 12/14/23	750	755,551
3.250%, 01/29/24	200	201,863
2.625%, 03/15/24	1,000	998,171
FMS Wertmanagement
2.750%, 01/30/24	750	749,728
Inter-American Development Bank
0.250%, 11/15/23	300	289,324
3.000%, 02/21/24	574	576,821
International Bank for Reconstruction & Development
2.500%, 03/19/24	1,262	1,256,556
2.250%, 03/28/24	2,100	2,078,388
Kommunalbanken AS
Ω 2.750%, 02/05/24	2,932	2,931,073
Kommunekredit
1.000%, 12/15/23	2,590	2,519,878
Kommuninvest I Sverige AB
Ω 0.375%, 02/16/24	2,750	2,636,881
Kreditanstaltfuer Wiederaufbau
0.250%, 03/08/24	1,900	1,815,614
Landeskreditbank Baden-Wuerttemberg Foerderbank
Ω 0.250%, 02/12/24	1,838	1,758,606
National Australia Bank Ltd.
#Ω 1.388%, 01/12/25	2,760	2,617,170

	Face Amount	Value†
	(000)
Nordic Investment Bank
0.375%, 09/20/24	450	$424,184
Oesterreichische Kontrollbank AG
0.500%, 09/16/24	300	283,565
Ontario, Province of Canada
3.050%, 01/29/24	2,000	2,008,708
Province of Alberta Canada
3.350%, 11/01/23	2,447	2,469,684
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	1,000	981,211
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24	261	244,626
Svensk Exportkredit AB
1.750%, 12/12/23	1,500	1,476,945
0.375%, 07/30/24	1,000	945,565
Svenska Handelsbanken AB
3.900%, 11/20/23	2,900	2,939,713
Ω 0.550%, 06/11/24	500	471,552
Swedbank AB
Ω 0.600%, 09/25/23	822	793,238
Westpac Banking Corp.
# 3.300%, 02/26/24	1,000	1,003,153
1.019%, 11/18/24	1,800	1,705,196

TOTAL BONDS		53,191,598

U.S. TREASURY OBLIGATIONS — (52.7%)
U.S. Treasury Notes
0.125%, 08/31/23	6,450	6,253,225
# 0.125%, 09/15/23	10,690	10,357,190
# 0.250%, 09/30/23	9,600	9,303,750
0.125%, 10/15/23	9,250	8,936,728
0.375%, 10/31/23	9,400	9,102,578
1.625%, 10/31/23	500	493,418
0.250%, 11/15/23	9,250	8,930,225
0.500%, 11/30/23	10,800	10,451,953
0.125%, 12/15/23	3,600	3,459,656
# 0.750%, 12/31/23	3,850	3,732,395
# 2.625%, 12/31/23	300	300,164
# 0.125%, 01/15/24	3,750	3,594,434
0.875%, 01/31/24	4,100	3,975,719
0.625%, 10/15/24	485	459,651

331

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
1.000%, 12/15/24	4,800	$4,576,125

TOTAL U.S. TREASURY OBLIGATIONS		83,927,211

TOTAL INVESTMENT SECURITIES (Cost $140,303,033)		137,118,809

	Shares
TEMPORARY CASH INVESTMENTS — (1.9%)
State Street Institutional U.S. Government Money Market Fund 0.290%	2,968,449	2,968,449

	Shares	Value†
SECURITIES LENDING COLLATERAL — (12.0%)
@§ The DFA Short Term Investment Fund	1,649,145	$19,075,656

TOTAL INVESTMENTS — (100.0%) (Cost $162,347,474)		$159,162,914

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$53,191,598	—	$53,191,598
U.S. Treasury Obligations	—	83,927,211	—	83,927,211
Temporary Cash Investments	$2,968,449	—	—	2,968,449
Securities Lending Collateral	—	19,075,656	—	19,075,656

TOTAL	$2,968,449	$156,194,465	—	$159,162,914

See accompanying Notes to Financial Statements.

332

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.3%)
U.S. Treasury Notes
0.125%, 08/15/23	11,600	$11,263,328
0.125%, 08/31/23	16,600	16,093,570
0.125%, 09/15/23	16,575	16,058,974
0.250%, 09/30/23	16,500	15,990,820
0.125%, 10/15/23	16,600	16,037,805
0.375%, 10/31/23	16,500	15,977,930
0.250%, 11/15/23	16,600	16,026,133
0.500%, 11/30/23	2,400	2,322,656
2.125%, 11/30/23	8,425	8,368,723
0.125%, 12/15/23	6,000	5,766,094
0.750%, 12/31/23	750	727,090
2.625%, 12/31/23	1,800	1,800,984
0.125%, 01/15/24	8,000	7,668,125
0.875%, 01/31/24	8,100	7,854,469
0.750%, 11/15/24	500	474,219
1.000%, 12/15/24	16,750	15,968,769
1.125%, 01/15/25	9,750	9,306,680

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 172,792,978)		167,706,369

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.290%	1,207,353	1,207,353

TOTAL INVESTMENTS — (100.0%) (Cost $ 174,000,331)		$168,913,722

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$167,706,369	—	$167,706,369
Temporary Cash Investments	$1,207,353	—	—	1,207,353

TOTAL	$1,207,353	$167,706,369	—	$168,913,722

See accompanying Notes to Financial Statements.

333

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $18,671 and $0 of securities on loan, respectively)	$137,119	$167,706
Temporary Cash Investments at Value & Cost	2,968	1,207
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $19,076 and $0, respectively)	19,076	—
Receivables:
Dividends and Interest	395	282
Securities Lending Income	4	—
Fund Shares Sold	728	411
Prepaid Expenses and Other Assets	21	19

Total Assets	160,311	169,625

LIABILITIES:
Payables:
Upon Return of Securities Loaned	19,080	—
Investment Securities Purchased	2,576	729
Fund Shares Redeemed	53	3
Due to Advisor	14	16
Accrued Expenses and Other Liabilities	34	24

Total Liabilities	21,757	772

NET ASSETS	$138,554	$168,853

Institutional Class Shares — based on net assets of $138,554 and $168,853 and shares outstanding of 14,401,895 and 17,879,518, respectively	$9.62	$9.44

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$140,303	$172,793

NET ASSETS CONSIST OF:
Paid-In Capital	$142,365	$175,774
Total Distributable Earnings (Loss)	(3,811)	(6,921)

NET ASSETS	$138,554	$168,853

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

334

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$338	$429
Income from Securities Lending	18	—

Total Investment Income	356	429

Fund Expenses
Investment Management Fees	72	105
Accounting & Transfer Agent Fees	10	17
Custodian Fees	2	1
Filing Fees	15	13
Shareholders’ Reports	11	11
Directors’/Trustees’ Fees & Expenses	(1)	(1)
Previously Waived Fees Recovered by Advisor (Note C)	1	8
Other	2	3

Total Fund Expenses	112	157

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5	—

Net Expenses	107	157

Net Investment Income (Loss)	249	272

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(484)	(555)
Affiliated Investment Companies Shares Sold	(5)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,025)	(4,769)

Net Realized and Unrealized Gain (Loss)	(3,514)	(5,324)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,265)	$(5,052)

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$249	$(4)	$272	$(128)
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(484)	20	(555)	28
Affiliated Investment Companies Shares Sold	(5)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,025)	(181)	(4,769)	(378)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,265)	(165)	(5,052)	(478)

Distributions:
Institutional Class Shares	(118)	(21)	(175)	—
Capital Share Transactions (1):
Shares Issued	59,908	28,935	28,292	57,744
Shares Issued in Lieu of Cash Distributions	118	21	175	—
Shares Redeemed	(14,238)	(33,068)	(19,663)	(49,714)

Net Increase (Decrease) from Capital Share Transactions	45,788	(4,112)	8,804	8,030

Total Increase (Decrease) in Net Assets	42,405	(4,298)	3,577	7,552
Net Assets
Beginning of Period	96,149	100,447	165,276	157,724

End of Period	$138,554	$96,149	$168,853	$165,276

(1) Shares Issued and Redeemed:
Shares Issued	6,168	2,907	2,953	5,911
Shares Issued in Lieu of Cash Distributions	12	2	18	—
Shares Redeemed	(1,455)	(3,321)	(2,049)	(5,088)

Net Increase (Decrease) from Shares Issued and Redeemed	4,725	(412)	922	823

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$9.94		$9.96	$9.97	$9.91	$9.98	$10.00	$9.75		$9.78	$9.77	$9.72	$9.81	$9.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		(—)	0.10	0.23	0.19	0.11	0.02		(0.01)	0.04	0.20	0.17	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.33)		(0.02)	—	0.07	(0.10)	(0.02)	(0.32)		(0.02)	0.03	0.05	(0.11)	(0.07)

Total from Investment Operations	(0.31)		(0.02)	0.10	0.30	0.09	0.09	(0.30)		(0.03)	0.07	0.25	0.06	0.02
Less Distributions:
Net Investment Income	(0.01)		(—)	(0.11)	(0.24)	(0.16)	(0.11)	(0.01)		—	(0.06)	(0.20)	(0.15)	(0.09)

Total Distributions	(0.01)		—	(0.11)	(0.24)	(0.16)	(0.11)	(0.01)		—	(0.06)	(0.20)	(0.15)	(0.09)

Net Asset Value, End of Period	$9.62		$9.94	$9.96	$9.97	$9.91	$9.98	$9.44		$9.75	$9.78	$9.77	$9.72	$9.81

Total Return	(3.12	%)(B)	(0.18%)	1.00%	3.07%	0.86%	0.92%	(3.07	%)(B)	(0.31%)	0.77%	2.63%	0.60%	0.19%

Net Assets, End of Period (thousands)	$138,554		$96,149	$100,447	$105,173	$128,569	$78,815	$168,853		$165,276	$157,724	$121,148	$124,210	$112,934
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.25%	0.21%	0.24%	0.19	%(C)	0.20%	0.21%	0.26%	0.20%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.24%	0.25%	0.25%	0.21%	0.24%	0.19	%(C)	0.21%	0.22%	0.26%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.48	%(C)	—	0.98%	2.34%	1.92%	1.14%	0.33	%(C)	(0.08%)	0.45%	2.06%	1.76%	0.93%
Portfolio Turnover Rate	47	%(B)	186%	65%	50%	89%	115%	58	%(B)	108%	103%	57%	115%	176%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.13	%*

*	Effective as of February 28, 2022, the management fee payable by DFA Two-Year Government Portfolio was reduced from 0.14% to 0.10%.

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	$1	$5	$43
DFA Two-Year Government Portfolio (1)	0.17%	8	—	5

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Two-Year Government Portfolio was 0.20%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $9 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$2
DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$75,366	$31,531	$51,673	$14,183
DFA Two-Year Government Portfolio	137,575	93,167	—	—

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$18,891	$213,437	$213,247	$(5)	—	$19,076	1,649	$28	—

Total	$18,891	$213,437	$213,247	$(5)	—	$19,076	1,649	$28	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2020	$1,122	—	—	$1,122
2021	21	—	—	21
DFA Two-Year Government Portfolio
2020	888	—	—	888
2021	—	—	—	—

As of October 31, 2021, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

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As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	—	—	$(255)	$(159)	$(414)
DFA Two-Year Government Portfolio	—	—	(1,368)	(319)	(1,687)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$255	$255
DFA Two-Year Government Portfolio	1,368	1,368

During the year ended October 31, 2021, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$18
DFA Two-Year Government Portfolio	29

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$162,348	—	$(3,185)	$(3,185)
DFA Two-Year Government Portfolio	174,000	—	(5,087)	(5,087)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio
Bonds, U.S. Treasury Obligations	$19,080	—	—	—	$19,080

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require Portfolios whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

K. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

L. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	3	95%
DFA Two-Year Government Portfolio	4	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

345

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including each of the Portfolios. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

347

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

348

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

349

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (except the New Fund, as defined below) (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

350

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

Also at the Meeting, the Board of DFA Investment Dimensions Group Inc. considered the approval of the Investment Management Agreement for the DFA Short-Term Selective State Municipal Bond Portfolio (the “New Fund”) and the New Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The Investment Management Agreement and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

At the Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for the New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the New Fund; (iv) the profitability to be realized by the Advisor from the relationship with the New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to the New Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to the New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the New Fund were consistent the New Fund’s anticipated operational requirements.

The Board also noted that, as the New Fund had not yet commenced investment operations, there was no investment performance for either the New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the New Fund because the New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

The Board also considered the proposed fees and projected expenses for the New Fund, and compared the fees to be charged to the New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the New Fund’s anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of the New Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed

351

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

management fee for the New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund’s peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of the New Fund. The Board also concluded that the shareholders of the New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given the New Fund’s proposed management fee and the New Fund’s likely ranking among peer mutual funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to the New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Management Agreements for the New Fund was in the best interests of the New Fund and its shareholders.

352

DFA043022-024S 00274966

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U. S. Social Core Equity 2 Portfolio

U. S. Sustainability Core 1 Portfolio

U. S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

DFA Global Sustainability Fixed Income Portfolio

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2022
EXPENSE TABLES
	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$888.80	0.22%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$882.90	0.18%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

U.S. Sustainability Targeted Value Portfolio
Actual Fund Return	$1,000.00	$937.10	0.38%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,022.91	0.38%	$1.91

International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$851.90	0.24%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$864.50	0.27%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$889.40	0.45%	$2.11
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26

Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$894.90	0.44%	$2.07
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21

Global Social Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$881.80	0.34%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71

DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$901.10	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$898.20	0.27%	$1.27
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022 (March 30, 2022 with respect to the Emerging Markets Sustainability Core 1 Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio
Communication Services	7.9%
Consumer Discretionary	13.1%
Consumer Staples	6.5%
Energy	2.8%
Financials	15.9%
Health Care	6.7%
Industrials	14.1%
Information Technology	26.1%
Materials	5.5%
Real Estate	0.4%
Utilities	1.0%

100.0%

U.S. Sustainability Core 1 Portfolio
Communication Services	8.5%
Consumer Discretionary	13.2%
Consumer Staples	6.2%
Energy	1.5%
Financials	15.3%
Health Care	15.3%
Industrials	12.4%
Information Technology	23.0%
Materials	3.5%
Real Estate	0.3%
Utilities	0.8%

100.0%

U.S. Sustainability Targeted Value Portfolio
Communication Services	4.0%
Consumer Discretionary	15.5%
Consumer Staples	3.7%
Energy	4.3%
Financials	29.2%
Health Care	7.3%
Industrials	18.3%
Information Technology	9.1%
Materials	6.7%
Real Estate	1.5%
Utilities	0.4%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Sustainability Core 1 Portfolio
Communication Services	6.3%
Consumer Discretionary	12.7%
Consumer Staples	7.0%
Energy	1.7%
Financials	18.1%
Health Care	10.6%
Industrials	19.7%
Information Technology	8.6%
Materials	9.9%
Real Estate	2.7%
Utilities	2.7%

100.0%

International Social Core Equity Portfolio
Communication Services	7.2%
Consumer Discretionary	13.2%
Consumer Staples	5.9%
Energy	2.6%
Financials	20.4%
Health Care	3.6%
Industrials	19.5%
Information Technology	8.4%
Materials	12.6%
Real Estate	3.0%
Utilities	3.6%

100.0%

Emerging Markets Sustainability Core 1 Portfolio
Communication Services	8.7%
Consumer Discretionary	12.0%
Consumer Staples	6.7%
Energy	1.5%
Financials	19.0%
Health Care	5.4%
Industrials	9.4%
Information Technology	21.1%
Materials	9.4%
Real Estate	4.0%
Utilities	2.8%

100.0%

Emerging Markets Social Core Equity Portfolio
Communication Services	9.4%
Consumer Discretionary	11.6%
Consumer Staples	5.7%
Energy	1.5%
Financials	19.8%
Health Care	2.9%
Industrials	9.3%
Information Technology	22.7%
Materials	10.5%
Real Estate	4.0%
Utilities	2.6%

100.0%

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio
Basic Materials	1.0%
Communications	6.1%
Consumer, Cyclical	6.8%
Consumer, Non-cyclical	5.7%
Energy	2.5%
Financial	23.9%
Foreign Government	0.1%
Industrial	4.3%
Technology	5.8%
U.S. Government	43.0%
Utilities	0.8%

100.0%

DFA Global Sustainability Fixed Income Portfolio
Basic Materials	0.2%
Communications	5.8%
Consumer, Cyclical	7.4%
Consumer, Non-cyclical	12.0%
Financial	27.9%
Foreign Government	26.5%
Industrial	9.6%
Supranational	4.1%
Technology	5.4%
U.S. Government	1.0%
Utilities	0.1%

100.0%

6

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.8%)
* Alphabet, Inc., Class A	7,437	$16,972,647	1.1%
* Alphabet, Inc., Class C	6,872	15,800,996	1.1%
AT&T, Inc.	261,218	4,926,571	0.3%
Comcast Corp., Class A	157,949	6,280,052	0.4%
* Facebook, Inc., Class A	106,788	21,407,790	1.4%
Verizon Communications, Inc.	233,467	10,809,522	0.7%
Other Securities		41,983,424	2.9%

TOTAL COMMUNICATION SERVICES		118,181,002	7.9%

CONSUMER DISCRETIONARY — (12.8%)
* Amazon.com, Inc.	14,467	35,959,609	2.4%
Home Depot, Inc.	36,334	10,914,734	0.7%
NIKE, Inc., Class B	46,732	5,827,480	0.4%
Target Corp.	22,201	5,076,259	0.4%
* Tesla, Inc.	5,130	4,466,999	0.3%
Other Securities		132,477,601	8.8%

TOTAL CONSUMER DISCRETIONARY		194,722,682	13.0%

CONSUMER STAPLES — (6.4%)
Coca-Cola Co.	158,210	10,221,948	0.7%
Costco Wholesale Corp.	16,158	8,591,532	0.6%
Kroger Co.	73,736	3,978,795	0.3%
PepsiCo, Inc.	62,829	10,788,368	0.7%
Walmart, Inc.	66,726	10,208,411	0.7%
Other Securities		53,170,375	3.5%

TOTAL CONSUMER STAPLES		96,959,429	6.5%

ENERGY — (2.7%)
Other Securities		41,351,748	2.8%

FINANCIALS — (15.7%)
American Express Co.	32,460	5,671,087	0.4%
Bank of America Corp.	191,204	6,822,123	0.5%
Goldman Sachs Group, Inc.	13,761	4,203,848	0.3%
JPMorgan Chase & Co.	108,104	12,903,293	0.9%
Morgan Stanley	50,042	4,032,885	0.3%
Wells Fargo & Co.	114,173	4,981,368	0.3%
Other Securities		199,217,579	13.2%

TOTAL FINANCIALS		237,832,183	15.9%

HEALTH CARE — (6.6%)
CVS Health Corp.	46,822	4,500,999	0.3%
Other Securities		95,076,602	6.4%

TOTAL HEALTH CARE		99,577,601	6.7%

INDUSTRIALS — (13.8%)
3M Co.	25,583	3,689,580	0.3%
Caterpillar, Inc.	22,558	4,749,361	0.3%

7

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
CSX Corp.	106,116	$3,644,023	0.3%
Deere & Co.	13,655	5,155,445	0.4%
Union Pacific Corp.	30,526	7,151,937	0.5%
United Parcel Service, Inc., Class B	30,750	5,534,385	0.4%
Other Securities		180,082,907	11.8%

TOTAL INDUSTRIALS		210,007,638	14.0%

INFORMATION TECHNOLOGY — (25.7%)
Accenture PLC, Class A	26,919	8,085,391	0.6%
* Adobe, Inc.	15,716	6,222,750	0.4%
* Advanced Micro Devices, Inc.	58,545	5,006,768	0.3%
Apple, Inc.	482,608	76,083,151	5.1%
Applied Materials, Inc.	39,946	4,408,041	0.3%
Automatic Data Processing, Inc.	18,010	3,929,422	0.3%
Broadcom, Inc.	18,516	10,265,085	0.7%
Cisco Systems, Inc.	103,564	5,072,565	0.3%
Intel Corp.	179,476	7,823,359	0.5%
International Business Machines Corp.	45,505	6,016,216	0.4%
Mastercard, Inc., Class A	29,549	10,737,516	0.7%
Microsoft Corp.	259,064	71,895,441	4.8%
NVIDIA Corp.	21,815	4,046,028	0.3%
QUALCOMM, Inc.	46,587	6,507,738	0.4%
Texas Instruments, Inc.	37,630	6,406,508	0.4%
# Visa, Inc., Class A	68,648	14,630,948	1.0%
Other Securities		142,142,491	9.5%

TOTAL INFORMATION TECHNOLOGY		389,279,418	26.0%

MATERIALS — (5.4%)
Dow, Inc.	58,908	3,917,382	0.3%
Linde PLC	15,065	4,699,677	0.3%
LyondellBasell Industries NV, Class A	36,699	3,891,195	0.3%
Nucor Corp.	27,423	4,244,532	0.3%
Other Securities		65,739,528	4.3%

TOTAL MATERIALS		82,492,314	5.5%

REAL ESTATE — (0.4%)
Other Securities		6,466,588	0.4%

UTILITIES — (1.0%)
Other Securities		14,840,505	1.0%

TOTAL COMMON STOCKS		1,491,711,108	99.7%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		27,788	0.0%

CONSUMER DISCRETIONARY — (0.0%)

Other Security		50,518	0.0%

8

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Security		$96,499	0.0%

TOTAL PREFERRED STOCKS		174,805	0.0%

TOTAL INVESTMENT SECURITIES (Cost $847,170,544)		1,491,885,913

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	3,818,836	3,818,836	0.2%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	1,906,672	22,054,478	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $873,041,989)		$1,517,759,227	101.4%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$118,179,315	—	$1,687		$118,181,002
Consumer Discretionary	194,722,295	—	387		194,722,682
Consumer Staples	96,942,633	$16,796	—		96,959,429
Energy	41,351,748	—	—		41,351,748
Financials	237,832,183	—	—		237,832,183
Health Care	99,465,738	5,445	106,418		99,577,601
Industrials	210,007,638	—	—		210,007,638
Information Technology	389,279,418	—	—		389,279,418
Materials	82,492,314	—	—		82,492,314
Real Estate	6,466,588	—	—		6,466,588
Utilities	14,840,505	—	—		14,840,505
Preferred Stocks
Communication Services	27,788	—	—		27,788
Consumer Discretionary	50,518	—	—		50,518
Industrials	96,499	—	—		96,499
Temporary Cash Investments	3,818,836	—	—		3,818,836
Securities Lending Collateral	—	22,054,478	—		22,054,478

TOTAL	$1,495,574,016	$22,076,719	$108,492	^	$1,517,759,227

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.3%)
* Alphabet, Inc., Class A	36,308	$82,861,755	1.6%
* Alphabet, Inc., Class C	34,106	78,420,949	1.5%
Comcast Corp., Class A	487,730	19,392,145	0.4%
* Facebook, Inc., Class A	508,357	101,910,328	2.0%
Verizon Communications, Inc.	367,370	17,009,231	0.3%
Other Securities		131,874,645	2.6%

TOTAL COMMUNICATION SERVICES		431,469,053	8.4%

CONSUMER DISCRETIONARY — (13.0%)
* Amazon.com, Inc.	38,193	94,933,667	1.9%
Home Depot, Inc.	154,990	46,558,996	0.9%
Lowe’s Cos., Inc.	82,736	16,359,389	0.3%
McDonald’s Corp.	66,182	16,489,907	0.3%
NIKE, Inc., Class B	287,357	35,833,418	0.7%
Target Corp.	89,907	20,557,236	0.4%
* Tesla, Inc.	49,851	43,408,257	0.9%
Other Securities		399,897,783	7.8%

TOTAL CONSUMER DISCRETIONARY		674,038,653	13.2%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co.	471,218	30,445,395	0.6%
Costco Wholesale Corp.	68,298	36,315,413	0.7%
PepsiCo, Inc.	121,503	20,863,280	0.4%
Procter & Gamble Co.	283,948	45,587,851	0.9%
Walmart, Inc.	248,026	37,945,498	0.8%
Other Securities		147,315,951	2.8%

TOTAL CONSUMER STAPLES		318,473,388	6.2%

ENERGY — (1.4%)
Other Securities		75,023,560	1.5%

FINANCIALS — (15.1%)
American Express Co.	104,945	18,334,941	0.4%
Goldman Sachs Group, Inc.	72,708	22,211,567	0.4%
JPMorgan Chase & Co.	433,410	51,731,818	1.0%
Morgan Stanley	203,317	16,385,317	0.3%
S&P Global, Inc.	48,314	18,190,221	0.4%
Other Securities		655,728,545	12.8%

TOTAL FINANCIALS		782,582,409	15.3%

HEALTH CARE — (15.0%)
AbbVie, Inc.	269,102	39,525,702	0.8%
Amgen, Inc.	87,600	20,427,444	0.4%
Anthem, Inc.	50,809	25,502,561	0.5%
Bristol-Myers Squibb Co.	392,409	29,536,625	0.6%
Cigna Corp.	68,560	16,919,237	0.3%
CVS Health Corp.	249,508	23,985,204	0.5%
Danaher Corp.	63,599	15,971,617	0.3%
Eli Lilly & Co.	55,799	16,300,562	0.3%

10

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	315,769	$18,737,732	0.4%
Johnson & Johnson	393,807	71,066,411	1.4%
Merck & Co., Inc.	210,029	18,627,472	0.4%
Thermo Fisher Scientific, Inc.	43,816	24,226,743	0.5%
UnitedHealth Group, Inc.	184,748	93,953,595	1.9%
Other Securities		365,963,147	7.0%

TOTAL HEALTH CARE		780,744,052	15.3%

INDUSTRIALS — (12.2%)
Deere & Co.	55,172	20,830,189	0.4%
Raytheon Technologies Corp.	175,840	16,688,974	0.3%
Other Securities		594,521,493	11.6%

TOTAL INDUSTRIALS		632,040,656	12.3%

INFORMATION TECHNOLOGY — (22.6%)
Accenture PLC, Class A	88,943	26,714,919	0.5%
* Adobe, Inc.	52,437	20,762,430	0.4%
Apple, Inc.	1,674,205	263,938,418	5.2%
Broadcom, Inc.	71,170	39,455,936	0.8%
Cisco Systems, Inc.	538,922	26,396,400	0.5%
Intel Corp.	539,162	23,502,072	0.5%
International Business Machines Corp.	179,379	23,715,698	0.5%
Mastercard, Inc., Class A	125,721	45,684,497	0.9%
Microsoft Corp.	509,491	141,393,942	2.8%
NVIDIA Corp.	228,700	42,416,989	0.8%
Oracle Corp.	216,390	15,883,026	0.3%
QUALCOMM, Inc.	173,996	24,305,501	0.5%
# Visa, Inc., Class A	225,000	47,954,250	1.0%
Other Securities		430,810,869	8.2%

TOTAL INFORMATION TECHNOLOGY		1,172,934,947	22.9%

MATERIALS — (3.5%)
Other Securities		179,182,302	3.5%

REAL ESTATE — (0.3%)
Other Securities		16,754,466	0.3%

UTILITIES — (0.8%)
Other Securities		41,995,385	0.8%

TOTAL COMMON STOCKS		5,105,238,871	99.7%

PREFERRED STOCKS — (0.0%)

INDUSTRIALS — (0.0%)
Other Security		135,555	0.0%

TOTAL PREFERRED STOCKS		135,555	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,538,816,389)		5,105,374,426

11

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	11,075,237	$11,075,237	0.2%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	6,663,909	77,081,431	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,626,962,376)		$5,193,531,094	101.4%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$431,468,106	—	$947		$431,469,053
Consumer Discretionary	674,038,446	—	207		674,038,653
Consumer Staples	318,473,388	—	—		318,473,388
Energy	75,023,560	—	—		75,023,560
Financials	782,582,409	—	—		782,582,409
Health Care	780,656,949	$4,306	82,797		780,744,052
Industrials	632,040,656	—	—		632,040,656
Information Technology	1,172,934,947	—	—		1,172,934,947
Materials	179,182,302	—	—		179,182,302
Real Estate	16,754,466	—	—		16,754,466
Utilities	41,995,385	—	—		41,995,385
Preferred Stocks
Industrials	135,555	—	—		135,555
Temporary Cash Investments	11,075,237	—	—		11,075,237
Securities Lending Collateral	—	77,081,431	—		77,081,431

TOTAL	$5,116,361,406	$77,085,737	$83,951	^	$5,193,531,094

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

12

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (3.9%)
* Liberty Media Corp.-Liberty Formula One, Class C	20,057	$1,250,153	0.4%
# Lumen Technologies, Inc.	177,899	1,789,664	0.6%
News Corp., Class A	57,009	1,132,199	0.4%
Other Securities		7,912,492	2.6%

TOTAL COMMUNICATION SERVICES		12,084,508	4.0%

CONSUMER DISCRETIONARY — (15.2%)
* AutoNation, Inc.	12,131	1,406,104	0.5%
BorgWarner, Inc.	43,362	1,597,022	0.5%
Kohl’s Corp.	24,600	1,423,848	0.5%
Lear Corp.	10,355	1,324,819	0.4%
Lithia Motors, Inc.	4,109	1,163,381	0.4%
Macy’s, Inc.	41,143	994,426	0.3%
* Mohawk Industries, Inc.	10,800	1,523,448	0.5%
Newell Brands, Inc.	57,793	1,337,908	0.5%
Penske Automotive Group, Inc.	13,166	1,380,060	0.5%
PulteGroup, Inc.	46,955	1,960,841	0.7%
Other Securities		32,308,170	10.6%

TOTAL CONSUMER DISCRETIONARY		46,420,027	15.4%

CONSUMER STAPLES — (3.6%)
Molson Coors Beverage Co., Class B	34,494	1,867,505	0.6%
Other Securities		9,165,661	3.1%

TOTAL CONSUMER STAPLES		11,033,166	3.7%

ENERGY — (4.2%)
* HF Sinclair Corp.	27,751	1,055,093	0.3%
Other Securities		11,698,626	3.9%

TOTAL ENERGY		12,753,719	4.2%

FINANCIALS — (28.6%)
* Alleghany Corp.	2,014	1,684,711	0.6%
Equitable Holdings, Inc.	48,315	1,392,921	0.5%
Everest Re Group Ltd.	6,042	1,659,798	0.6%
First American Financial Corp.	17,027	992,844	0.3%
First Horizon Corp.	74,501	1,667,332	0.6%
Globe Life, Inc.	15,255	1,496,210	0.5%
Invesco Ltd.	72,026	1,323,838	0.4%
Jefferies Financial Group, Inc.	34,726	1,068,172	0.4%
Old Republic International Corp.	47,311	1,041,315	0.4%
Reinsurance Group of America, Inc.	10,535	1,130,616	0.4%
Stifel Financial Corp.	16,486	1,019,659	0.3%
Voya Financial, Inc.	16,495	1,041,494	0.4%
Zions Bancorp NA	23,363	1,320,243	0.4%
Other Securities		70,739,510	23.3%

TOTAL FINANCIALS		87,578,663	29.1%

13

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (7.1%)
* Elanco Animal Health, Inc.	53,601	$1,356,641	0.5%
* Envista Holdings Corp.	28,724	1,138,045	0.4%
* Jazz Pharmaceuticals PLC	8,094	1,296,821	0.4%
Universal Health Services, Inc., Class B	12,877	1,577,819	0.5%
Other Securities		16,521,047	5.5%

TOTAL HEALTH CARE		21,890,373	7.3%

INDUSTRIALS — (17.9%)
AGCO Corp.	8,585	1,093,729	0.4%
AMERCO	2,144	1,148,069	0.4%
* Builders FirstSource, Inc.	25,630	1,578,039	0.5%
Knight-Swift Transportation Holdings, Inc.	28,922	1,385,075	0.5%
Nielsen Holdings PLC	38,821	1,040,791	0.4%
Snap-on, Inc.	6,228	1,323,388	0.4%
* WESCO International, Inc.	8,917	1,099,109	0.4%
Other Securities		46,190,239	15.2%

TOTAL INDUSTRIALS		54,858,439	18.2%

INFORMATION TECHNOLOGY — (8.9%)
* Arrow Electronics, Inc.	11,793	1,389,923	0.5%
Concentrix Corp.	6,442	1,014,486	0.3%
* DXC Technology Co.	52,131	1,496,160	0.5%
* First Solar, Inc.	18,313	1,337,398	0.4%
Other Securities		22,042,073	7.4%

TOTAL INFORMATION TECHNOLOGY		27,280,040	9.1%

MATERIALS — (6.6%)
Huntsman Corp.	37,919	1,284,317	0.4%
Reliance Steel & Aluminum Co.	9,827	1,948,203	0.7%
Steel Dynamics, Inc.	25,741	2,207,291	0.7%
Westlake Corp.	12,020	1,521,131	0.5%
WestRock Co.	32,492	1,609,329	0.5%
Other Securities		11,516,590	3.9%

TOTAL MATERIALS		20,086,861	6.7%

REAL ESTATE — (1.4%)
* Jones Lang LaSalle, Inc.	7,465	1,632,819	0.6%
Other Securities		2,785,931	0.9%

TOTAL REAL ESTATE		4,418,750	1.5%

UTILITIES — (0.4%)
Other Securities		1,086,810	0.4%

TOTAL COMMON STOCKS (Cost $266,450,048)		299,491,356	99.6%

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	1,796,064	1,796,064	0.6%

14

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	421,055	$4,870,347	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $273,116,543)		$306,157,767	101.8%

As of April 30, 2022, U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500 ® Emini Index	1	06/17/22	$213,580	$206,375	$(7,205)

Total Futures Contracts			$213,580	$206,375	$(7,205)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$12,084,508	—	—		$12,084,508
Consumer Discretionary	46,419,542	—	$485		46,420,027
Consumer Staples	11,033,166	—	—		11,033,166
Energy	12,753,719	—	—		12,753,719
Financials	87,578,663	—	—		87,578,663
Health Care	21,851,576	—	38,797		21,890,373
Industrials	54,858,439	—	—		54,858,439
Information Technology	27,280,040	—	—		27,280,040
Materials	20,086,861	—	—		20,086,861
Real Estate	4,418,750	—	—		4,418,750
Utilities	1,086,810	—	—		1,086,810
Temporary Cash Investments	1,796,064	—	—		1,796,064
Securities Lending Collateral	—	$4,870,347	—		4,870,347
Futures Contracts**	(7,205)	—	—		(7,205)

TOTAL.	$301,240,933	$4,870,347	$39,282	^	$306,150,562

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

15

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.6%)
AUSTRALIA — (5.1%)
Commonwealth Bank of Australia	119,372	$8,676,376	0.3%
Other Securities		161,356,197	5.2%

TOTAL AUSTRALIA		170,032,573	5.5%

AUSTRIA — (0.3%)
Other Securities		8,516,154	0.3%

BELGIUM — (1.0%)
Other Securities		33,528,710	1.1%

CANADA — (9.5%)
National Bank of Canada	124,906	8,723,439	0.3%
# Royal Bank of Canada	120,392	12,159,625	0.4%
Royal Bank of Canada	113,636	11,480,645	0.4%
# Toronto-Dominion Bank	110,119	7,954,997	0.3%
Other Securities		274,703,047	8.8%

TOTAL CANADA		315,021,753	10.2%

CHINA — (0.0%)
Other Securities		1,320,531	0.1%

DENMARK — (3.1%)
Novo Nordisk AS, Class B	374,500	42,777,724	1.4%
Novo Nordisk AS, Sponsored ADR	14,665	1,671,810	0.1%
Other Securities		58,511,309	1.8%

TOTAL DENMARK		102,960,843	3.3%

FINLAND — (1.9%)
Sampo Oyj, Class A	175,524	8,522,997	0.3%
Other Securities		54,193,176	1.7%

TOTAL FINLAND		62,716,173	2.0%

FRANCE — (8.3%)
Airbus SE	110,898	12,140,208	0.4%
AXA SA	348,035	9,207,273	0.3%
BNP Paribas SA	151,420	7,851,335	0.3%
Carrefour SA	378,163	8,019,917	0.3%
# Hermes International	8,092	9,977,897	0.3%
L’Oreal SA	38,614	14,048,154	0.5%
LVMH Moet Hennessy Louis Vuitton SE	55,094	35,653,256	1.2%
# Sanofi	95,270	10,069,551	0.3%
# Vinci SA	85,546	8,300,858	0.3%
Other Securities		159,116,824	5.0%

TOTAL FRANCE		274,385,273	8.9%

GERMANY — (6.0%)
Adidas AG	46,381	9,353,154	0.3%
Allianz SE	47,864	10,799,750	0.4%

16

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Mercedes-Benz Group AG	184,475	$12,876,570	0.4%
SAP SE	93,916	9,518,006	0.3%
Siemens AG	73,354	9,019,239	0.3%
Other Securities		146,673,413	4.7%

TOTAL GERMANY		198,240,132	6.4%

HONG KONG — (1.5%)
AIA Group Ltd.	1,762,200	17,311,425	0.6%
Other Securities		31,006,657	1.0%

TOTAL HONG KONG		48,318,082	1.6%

IRELAND — (0.4%)
Other Securities		14,440,704	0.5%

ISRAEL — (0.9%)
Other Securities		28,975,647	0.9%

ITALY — (2.1%)
Other Securities		70,176,643	2.3%

JAPAN — (19.0%)
KDDI Corp.	323,200	10,702,668	0.4%
Mitsubishi UFJ Financial Group, Inc.	1,437,000	8,353,817	0.3%
Nintendo Co. Ltd.	28,800	13,144,052	0.4%
Recruit Holdings Co. Ltd.	347,600	12,611,481	0.4%
SoftBank Group Corp.	307,368	12,642,135	0.4%
Sony Group Corp.	167,800	14,481,310	0.5%
# Takeda Pharmaceutical Co. Ltd.	313,030	9,083,042	0.3%
Tokyo Electron Ltd.	23,300	9,831,351	0.3%
Toyota Motor Corp.	1,307,500	22,402,320	0.7%
Other Securities		519,158,668	16.8%

TOTAL JAPAN		632,410,844	20.5%

NETHERLANDS — (4.2%)
ASML Holding NV	6,365	3,612,331	0.1%
ASML Holding NV	53,424	30,118,849	1.0%
Wolters Kluwer NV	112,162	11,326,427	0.4%
Other Securities		93,252,897	3.0%

TOTAL NETHERLANDS		138,310,504	4.5%

NEW ZEALAND — (0.4%)
Other Securities		12,701,331	0.4%

NORWAY — (0.7%)
Other Securities		24,841,431	0.8%

PORTUGAL — (0.2%)
Other Securities		5,769,441	0.2%

SINGAPORE — (0.6%)
Other Securities		20,660,675	0.7%

17

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

SPAIN — (1.9%)
Iberdrola SA	833,046	$9,572,367	0.3%
Other Securities		54,398,013	1.8%

TOTAL SPAIN		63,970,380	2.1%

SWEDEN — (3.9%)
Other Securities		130,014,188	4.2%

SWITZERLAND — (8.1%)
ABB Ltd.	277,114	8,313,957	0.3%
Cie Financiere Richemont SA, Class A	80,982	9,409,354	0.3%
Givaudan SA	3,155	12,539,616	0.4%
Novartis AG, Sponsored ADR	205,037	18,049,407	0.6%
# Roche Holding AG	5,649	2,269,460	0.1%
Roche Holding AG	133,550	49,522,172	1.6%
Sika AG	40,428	12,349,056	0.4%
# Swisscom AG	16,582	9,804,950	0.3%
Zurich Insurance Group AG	24,372	11,095,829	0.4%
Other Securities		136,778,202	4.4%

TOTAL SWITZERLAND		270,132,003	8.8%

UNITED KINGDOM — (12.5%)
AstraZeneca PLC, Sponsored ADR	192,987	12,814,337	0.4%
Diageo PLC, Sponsored ADR	71,872	14,279,529	0.5%
Experian PLC	230,746	7,968,663	0.3%
# HSBC Holdings PLC, Sponsored ADR	252,596	7,833,002	0.3%
Reckitt Benckiser Group PLC	106,903	8,336,891	0.3%
# RELX PLC, Sponsored ADR	360,566	10,618,663	0.4%
Rio Tinto PLC	190,562	13,464,376	0.4%
Unilever PLC, Sponsored ADR	383,355	17,734,002	0.6%
Other Securities		323,376,896	10.3%

TOTAL UNITED KINGDOM		416,426,359	13.5%

UNITED STATES — (0.0%)
Other Securities		447,422	0.0%

TOTAL COMMON STOCKS		3,044,317,796	98.8%

PREFERRED STOCKS — (0.3%)

AUSTRALIA — (0.0%)
Other Security		3,914	0.0%

GERMANY — (0.3%)
Other Securities		9,124,004	0.3%

TOTAL PREFERRED STOCKS		9,127,918	0.3%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Security		6,396	0.0%

NEW ZEALAND — (0.0%)
Other Security		2,208	0.0%

18

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

SWITZERLAND — (0.0%)
Other Security		$10,284	0.0%

TOTAL RIGHTS/WARRANTS		18,888	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,741,382,830)		3,053,464,602

		Value†
SECURITIES LENDING COLLATERAL — (8.1%)
@§ The DFA Short Term Investment Fund	23,261,607	269,067,007	8.7%

TOTAL INVESTMENTS—(100.0%) (Cost $3,010,425,237)		$3,322,531,609	107.8%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$268,437	$169,764,136	—		$170,032,573
Austria	—	8,516,154	—		8,516,154
Belgium	638,834	32,889,876	—		33,528,710
Canada	314,694,244	327,509	—		315,021,753
China	129,400	1,191,131	—		1,320,531
Denmark	1,671,810	101,289,033	—		102,960,843
Finland	—	62,716,173	—		62,716,173
France	—	274,385,042	$231		274,385,273
Germany	5,474,664	192,765,468	—		198,240,132
Hong Kong	10,628	48,297,139	10,315		48,318,082
Ireland	—	14,440,704	—		14,440,704
Israel	3,210,155	25,765,492	—		28,975,647
Italy	3,764,183	66,412,460	—		70,176,643
Japan	2,889,892	629,520,952	—		632,410,844
Netherlands	34,771,599	103,538,905	—		138,310,504
New Zealand	20,434	12,680,897	—		12,701,331
Norway	41,971	24,799,460	—		24,841,431
Portugal	—	5,769,441	—		5,769,441
Singapore	205,594	20,446,789	8,292		20,660,675
Spain	253,933	63,716,447	—		63,970,380
Sweden	527,582	129,486,606	—		130,014,188
Switzerland	27,788,393	242,343,610	—		270,132,003
United Kingdom	85,686,789	330,739,570	—		416,426,359
United States	208,933	238,489	—		447,422
Preferred Stocks
Australia	—	3,914	—		3,914
Germany	—	9,124,004	—		9,124,004
Rights/Warrants
Australia	—	6,396	—		6,396
New Zealand	—	2,208	—		2,208
Switzerland	—	10,284	—		10,284
Securities Lending Collateral	—	269,067,007	—		269,067,007

TOTAL	$482,257,475	$2,840,255,296	$18,838	^	$3,322,531,609

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

19

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.3%)
AUSTRALIA — (6.1%)
Commonwealth Bank of Australia	53,609	$3,896,491	0.3%
Fortescue Metals Group Ltd.	208,377	3,149,216	0.3%
National Australia Bank Ltd.	172,072	3,928,176	0.3%
Rio Tinto Ltd.	40,879	3,233,688	0.3%
Other Securities		70,065,320	5.3%

TOTAL AUSTRALIA		84,272,891	6.5%

AUSTRIA — (0.6%)
Other Securities		8,172,433	0.6%

BELGIUM — (1.0%)
Other Securities		14,288,795	1.1%

CANADA — (11.0%)
Bank of Montreal	52,313	5,547,271	0.4%
Bank of Nova Scotia	54,096	3,425,359	0.3%
# Fairfax Financial Holdings Ltd.	5,126	2,816,557	0.2%
# National Bank of Canada	45,937	3,208,242	0.3%
Nutrien Ltd.	32,322	3,175,653	0.3%
Royal Bank of Canada	104,620	10,569,759	0.8%
Toronto-Dominion Bank	56,477	4,079,898	0.3%
Other Securities		120,044,327	9.1%

TOTAL CANADA		152,867,066	11.7%

CHINA — (0.1%)
Other Securities		936,799	0.1%

DENMARK — (1.5%)
Other Securities		20,869,692	1.6%

FINLAND — (1.7%)
Other Securities		23,117,724	1.8%

FRANCE — (7.4%)
Air Liquide SA	28,455	4,922,950	0.4%
Airbus SE	24,597	2,692,679	0.2%
Carrefour SA	161,935	3,434,247	0.3%
Cie de Saint-Gobain	49,501	2,887,797	0.2%
Cie Generale des Etablissements Michelin SCA	33,413	4,138,531	0.3%
LVMH Moet Hennessy Louis Vuitton SE	13,237	8,566,126	0.7%
Orange SA	250,974	2,987,945	0.2%
# Vinci SA	48,830	4,738,163	0.4%
Other Securities		68,417,323	5.2%

TOTAL FRANCE		102,785,761	7.9%

GERMANY — (6.5%)
Allianz SE	15,781	3,560,731	0.3%
BASF SE	65,510	3,449,951	0.3%
Bayerische Motoren Werke AG	34,143	2,788,314	0.2%

20

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

GERMANY — (Continued)
Deutsche Telekom AG	398,554	$7,341,823	0.6%
Mercedes-Benz Group AG	101,669	7,096,615	0.6%
Other Securities		65,957,657	4.9%

TOTAL GERMANY		90,195,091	6.9%

HONG KONG — (2.5%)
AIA Group Ltd	697,200	6,849,124	0.5%
Other Securities		27,599,477	2.1%

TOTAL HONG KONG		34,448,601	2.6%

IRELAND — (0.7%)
# CRH PLC, Sponsored ADR	69,726	2,759,755	0.2%
Other Securities		6,805,338	0.5%

TOTAL IRELAND		9,565,093	0.7%

ISRAEL — (1.3%)
Other Securities		17,615,817	1.4%

ITALY — (2.5%)
Stellantis NV	247,907	3,328,312	0.3%
Other Securities		31,485,780	2.4%

TOTAL ITALY		34,814,092	2.7%

JAPAN — (20.4%)
KDDI Corp.	103,300	3,420,747	0.3%
Mitsubishi UFJ Financial Group, Inc.	488,200	2,838,089	0.2%
SoftBank Group Corp.	149,900	6,165,422	0.5%
Sony Group Corp.	67,900	5,859,839	0.5%
Tokyo Electron Ltd.	6,400	2,700,457	0.2%
Other Securities		262,260,579	20.1%

TOTAL JAPAN		283,245,133	21.8%

NETHERLANDS — (3.5%)
ASML Holding NV	17,994	10,144,415	0.8%
Koninklijke Ahold Delhaize NV	146,473	4,320,354	0.3%
Other Securities		34,598,874	2.7%

TOTAL NETHERLANDS		49,063,643	3.8%

NEW ZEALAND — (0.4%)
Other Securities		5,652,393	0.4%

NORWAY — (0.9%)
Other Securities		11,700,895	0.9%

PORTUGAL — (0.3%)
Other Securities		4,659,842	0.4%

SINGAPORE — (1.0%)
Other Securities		13,047,038	1.0%

SPAIN — (2.7%)
# Banco Santander SA	1,072,707	3,134,823	0.3%

21

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

SPAIN — (Continued)
Iberdrola SA	398,573	$4,579,925	0.4%
Repsol SA	273,915	4,086,230	0.3%
Telefonica SA	828,814	4,031,883	0.3%
Other Securities		21,151,675	1.5%

TOTAL SPAIN		36,984,536	2.8%

SWEDEN — (3.4%)
Volvo AB, Class B	176,997	2,823,709	0.2%
Other Securities		44,655,100	3.5%

TOTAL SWEDEN		47,478,809	3.7%

SWITZERLAND — (5.8%)
ABB Ltd.	161,663	4,850,203	0.4%
Givaudan SA	675	2,682,802	0.2%
# Swisscom AG	5,450	3,222,589	0.3%
Zurich Insurance Group AG	7,207	3,281,127	0.3%
Other Securities		66,578,857	5.0%

TOTAL SWITZERLAND		80,615,578	6.2%

UNITED KINGDOM — (11.0%)
BT Group PLC	1,729,340	3,834,959	0.3%
# HSBC Holdings PLC, Sponsored ADR	160,754	4,984,982	0.4%
Rio Tinto PLC	67,196	4,747,810	0.4%
# Rio Tinto PLC, Sponsored ADR	64,997	4,622,587	0.4%
Unilever PLC, Sponsored ADR	96,819	4,478,847	0.4%
Vodafone Group PLC	3,029,560	4,586,629	0.4%
Other Securities		125,486,481	9.4%

TOTAL UNITED KINGDOM		152,742,295	11.7%

UNITED STATES — (0.0%)
Other Securities		148,752	0.0%

TOTAL COMMON STOCKS		1,279,288,769	98.3%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Volkswagen AG	22,361	3,462,968	0.3%
Other Securities		3,515,274	0.2%

TOTAL GERMANY		6,978,242	0.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		2,216	0.0%

CANADA — (0.0%)
Other Security		14,746	0.0%

HONG KONG — (0.0%)
Other Security		40	0.0%

22

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

NEW ZEALAND — (0.0%)
Other Security		$3,416	0.0%

SWITZERLAND — (0.0%)
Other Security		6,210	0.0%

TOTAL RIGHTS/WARRANTS		26,628	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,180,495,492)		1,286,293,639

		Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	8,608,156	99,570,540	7.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,280,053,552)		$1,385,864,179	106.5%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$227,057	$84,045,834	—	$84,272,891
Austria	—	8,172,433	—	8,172,433
Belgium	130,731	14,158,064	—	14,288,795
Canada	152,556,280	310,786	—	152,867,066
China	212,730	724,069	—	936,799
Denmark	—	20,869,692	—	20,869,692
Finland	602,048	22,515,676	—	23,117,724
France	—	102,784,607	$1,154	102,785,761
Germany	1,674,956	88,520,135	—	90,195,091
Hong Kong	—	34,426,996	21,605	34,448,601
Ireland	2,759,755	6,805,338	—	9,565,093
Israel	1,094,255	16,521,562	—	17,615,817
Italy	466,037	34,348,055	—	34,814,092
Japan	607,529	282,637,604	—	283,245,133
Netherlands	11,446,015	37,617,628	—	49,063,643
New Zealand	—	5,652,393	—	5,652,393
Norway	10,512	11,690,383	—	11,700,895
Portugal	—	4,659,842	—	4,659,842
Singapore	280,974	12,751,542	14,522	13,047,038
Spain	249	36,984,287	—	36,984,536
Sweden	173,661	47,305,148	—	47,478,809
Switzerland	6,320,744	74,294,834	—	80,615,578
United Kingdom	21,148,779	131,593,516	—	152,742,295
United States	111,727	37,025	—	148,752
Preferred Stocks
Germany	—	6,978,242	—	6,978,242
Rights/Warrants
Australia	—	2,216	—	2,216
Canada	—	14,746	—	14,746
Hong Kong	—	40	—	40

23

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$3,416	—	$3,416
Switzerland	—	6,210	—	6,210
Securities Lending Collateral	—	99,570,540	—	99,570,540

TOTAL	$199,824,039	$1,186,002,859	$37,281^	$1,385,864,179

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
BRAZIL — (3.7%)
Other Securities		$35,912,641	3.8%

CHILE — (0.5%)
Other Securities		4,280,706	0.5%

CHINA — (29.7%)
* Alibaba Group Holding Ltd.	430,400	5,249,880	0.6%
* Alibaba Group Holding Ltd., Sponsored ADR	79,804	7,748,170	0.8%
* Baidu, Inc., Sponsored ADR	18,233	2,263,992	0.3%
Bank of China Ltd., Class H	12,369,000	4,853,378	0.5%
China Construction Bank Corp., Class H	13,357,000	9,515,514	1.0%
China Mengniu Dairy Co. Ltd.	420,000	2,266,748	0.3%
China Merchants Bank Co. Ltd., Class H	469,000	2,826,778	0.3%
China Overseas Land & Investment Ltd.	1,144,000	3,534,134	0.4%
China Resources Land Ltd.	972,000	4,341,158	0.5%
Ω China Tower Corp. Ltd., Class H	20,436,000	2,385,069	0.3%
ENN Energy Holdings Ltd.	269,800	3,613,991	0.4%
Geely Automobile Holdings Ltd.	1,623,000	2,509,464	0.3%
Industrial & Commercial Bank of China Ltd., Class H	10,547,000	6,357,798	0.7%
Kweichow Moutai Co. Ltd., Class A	8,600	2,381,147	0.3%
Lenovo Group Ltd.	3,720,000	3,612,130	0.4%
Li Ning Co. Ltd.	614,000	4,785,618	0.5%
*Ω Meituan, Class B	212,100	4,544,538	0.5%
NetEase, Inc., ADR	30,627	2,919,672	0.3%
PICC Property & Casualty Co. Ltd., Class H	2,347,000	2,400,556	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	968,000	6,118,450	0.7%
Sunny Optical Technology Group Co. Ltd.	163,700	2,385,745	0.3%
Tencent Holdings Ltd.	639,900	30,155,214	3.2%
#*Ω Xiaomi Corp., Class B	4,572,000	6,960,130	0.8%
Other Securities		161,509,379	16.5%

TOTAL CHINA		285,238,653	30.2%

COLOMBIA — (0.1%)
Other Securities		953,371	0.1%

CZECH REPUBLIC — (0.0%)
Other Security		269,451	0.0%

EGYPT — (0.0%)
Other Security		254,509	0.0%

GREECE — (0.3%)
Other Securities		3,158,129	0.3%

HONG KONG — (0.0%)
Other Securities		28,072	0.0%

HUNGARY — (0.1%)
Other Securities		949,771	0.1%

25

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

INDIA — (14.8%)
Asian Paints Ltd.	65,353	$2,756,559	0.3%
Housing Development Finance Corp. Ltd.	115,348	3,323,984	0.4%
# ICICI Bank Ltd., Sponsored ADR	149,823	2,852,630	0.3%
Infosys Ltd.	312,691	6,339,184	0.7%
Infosys Ltd., Sponsored ADR	265,121	5,267,954	0.6%
Tata Consultancy Services Ltd.	116,426	5,367,847	0.6%
* Tata Motors Ltd.	478,971	2,706,444	0.3%
UPL Ltd.	223,398	2,400,012	0.3%
Other Securities		111,128,963	11.5%

TOTAL INDIA		142,143,577	15.0%

INDONESIA — (1.4%)
Other Securities		13,038,037	1.4%

MALAYSIA — (1.2%)
Other Securities		11,261,199	1.2%

MEXICO — (1.8%)
Other Securities		16,947,643	1.8%

PERU — (0.1%)
Other Securities		959,740	0.1%

PHILIPPINES — (0.5%)
Other Securities		4,843,669	0.5%

POLAND — (0.6%)
Other Securities		5,983,121	0.6%

QATAR — (0.9%)
Qatar National Bank QPSC	391,359	2,496,085	0.3%
Other Securities		6,501,681	0.6%

TOTAL QATAR		8,997,766	0.9%

SAUDI ARABIA — (3.6%)
Al Rajhi Bank	106,850	5,005,509	0.5%
Saudi National Bank	157,120	3,293,206	0.4%
Other Securities		26,448,529	2.8%

TOTAL SAUDI ARABIA		34,747,244	3.7%

SOUTH AFRICA — (2.6%)
Gold Fields Ltd., Sponsored ADR	171,028	2,296,906	0.3%
Other Securities		23,051,963	2.4%

TOTAL SOUTH AFRICA		25,348,869	2.7%

SOUTH KOREA — (15.0%)
KB Financial Group, Inc.	54,490	2,535,097	0.3%
# LG Electronics, Inc.	29,914	2,709,223	0.3%
Samsung Electronics Co. Ltd.	327,179	17,436,529	1.9%
Samsung Electronics Co. Ltd., GDR	2,910	3,801,221	0.4%
Samsung Electronics Co. Ltd., GDR	3,225	4,268,287	0.5%
SK Hynix, Inc.	39,166	3,432,042	0.4%

26

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

SOUTH KOREA — (Continued)
Other Securities		$109,646,472	11.4%

TOTAL SOUTH KOREA		143,828,871	15.2%

SWITZERLAND — (0.0%)
Other Security		19,016	0.0%

TAIWAN — (16.7%)
ASE Technology Holding Co. Ltd.	766,000	2,443,817	0.3%
Fubon Financial Holding Co. Ltd.	918,750	2,306,904	0.3%
Hon Hai Precision Industry Co. Ltd.	1,069,600	3,664,535	0.4%
MediaTek, Inc.	108,000	2,977,342	0.3%
Novatek Microelectronics Corp.	228,000	3,016,114	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	994,000	17,974,149	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,238	9,315,117	1.0%
Uni-President Enterprises Corp.	1,098,000	2,540,354	0.3%
Other Securities		115,669,679	12.1%

TOTAL TAIWAN		159,908,011	16.9%

THAILAND — (2.2%)
Other Securities		21,434,212	2.3%

TURKEY — (0.4%)
Other Securities		3,719,063	0.4%

UNITED ARAB EMIRATES — (1.3%)
Emirates Telecommunications Group Co. PJSC	281,260	2,690,185	0.3%
Other Securities		9,277,405	1.0%

TOTAL UNITED ARAB EMIRATES		11,967,590	1.3%

UNITED KINGDOM — (0.0%)
Other Security		20,067	0.0%

UNITED STATES — (0.0%)
Other Securities		120,380	0.0%

TOTAL COMMON STOCKS		936,333,378	99.0%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Other Securities		7,704,523	0.8%

CHILE — (0.1%)
Other Securities		559,969	0.1%

COLOMBIA — (0.0%)
Other Securities		241,132	0.0%

PHILIPPINES — (0.0%)
Other Security		2,858	0.0%

SOUTH KOREA — (0.0%)
Other Security		13,900	0.0%

27

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

TAIWAN — (0.0%)
Other Security		$124,821	0.0%

THAILAND — (0.0%)
Other Security		57,499	0.0%

TOTAL PREFERRED STOCKS		8,704,702	0.9%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Security		17	0.0%

HONG KONG — (0.0%)
Other Securities		1,874	0.0%

MALAYSIA — (0.0%)
Other Security		783	0.0%

PHILIPPINES — (0.0%)
Other Security		3,933	0.0%

QATAR — (0.0%)
Other Security		4,108	0.0%

SOUTH KOREA — (0.0%)
Other Security		469	0.0%

TAIWAN — (0.0%)
Other Security		543	0.0%

THAILAND — (0.0%)
Other Securities		18,609	0.0%

TOTAL RIGHTS/WARRANTS		30,336	0.0%

TOTAL INVESTMENT SECURITIES (Cost $913,485,162)		945,068,416

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	1,319,922	15,267,540	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $928,752,046)		$960,335,956	101.5%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$35,782,799	$129,842	—	$35,912,641
Chile	1,303,081	2,977,625	—	4,280,706
China	27,432,271	257,655,754	$150,628	285,238,653
Colombia	953,371	—	—	953,371

28

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Czech Republic	—	$269,451	—	$269,451
Egypt	$254,509	—	—	254,509
Greece	—	3,158,129	—	3,158,129
Hong Kong	—	28,072	—	28,072
Hungary	—	949,771	—	949,771
India	8,948,829	133,194,748	—	142,143,577
Indonesia	359,502	12,671,715	$6,820	13,038,037
Malaysia	—	11,227,725	33,474	11,261,199
Mexico	16,883,289	64,354	—	16,947,643
Peru	959,740	—	—	959,740
Philippines	—	4,843,669	—	4,843,669
Poland	—	5,983,121	—	5,983,121
Qatar	—	8,997,766	—	8,997,766
Saudi Arabia	51,841	34,695,403	—	34,747,244
South Africa	4,668,565	20,680,304	—	25,348,869
South Korea	4,458,858	139,353,807	16,206	143,828,871
Switzerland	—	19,016	—	19,016
Taiwan	9,486,071	150,418,271	3,669	159,908,011
Thailand	20,644,614	789,598	—	21,434,212
Turkey	—	3,719,063	—	3,719,063
United Arab Emirates	—	11,967,590	—	11,967,590
United Kingdom	—	20,067	—	20,067
United States	120,380	—	—	120,380
Preferred Stocks
Brazil	7,689,285	15,238	—	7,704,523
Chile	—	559,969	—	559,969
Colombia	241,132	—	—	241,132
Philippines	—	2,858	—	2,858
South Korea	—	13,900	—	13,900
Taiwan	—	124,821	—	124,821
Thailand	57,499	—	—	57,499
Rights/Warrants
Brazil	—	17	—	17
Hong Kong	—	1,874	—	1,874
Malaysia	—	783	—	783
Philippines	—	3,933	—	3,933
Qatar	—	4,108	—	4,108
South Korea	—	469	—	469
Taiwan	—	543	—	543
Thailand	—	18,609	—	18,609
Securities Lending Collateral	—	15,267,540	—	15,267,540

TOTAL	$140,295,636	$819,829,523	$210,797^	$960,335,956

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

29

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.0%)
	BRAZIL — (3.0%)
	Other Securities		$47,038,381	3.0%

	CHILE — (0.4%)
	Other Securities		6,215,014	0.4%

	CHINA — (27.4%)
*	Alibaba Group Holding Ltd.	793,800	9,682,516	0.6%
*	Alibaba Group Holding Ltd., Sponsored ADR	150,423	14,604,569	1.0%
*	Baidu, Inc., Sponsored ADR	31,013	3,850,884	0.3%
	Bank of China Ltd., Class H	17,477,356	6,857,808	0.5%
	China Construction Bank Corp., Class H	26,226,990	18,684,082	1.2%
	China Merchants Bank Co. Ltd., Class H	1,075,598	6,482,892	0.4%
	China Overseas Land & Investment Ltd.	1,314,500	4,060,856	0.3%
	China Resources Land Ltd.	1,004,222	4,485,069	0.3%
	Geely Automobile Holdings Ltd.	2,130,000	3,293,382	0.2%
	Industrial & Commercial Bank of China Ltd., Class H	13,970,017	8,421,214	0.6%
	Li Ning Co. Ltd.	448,500	3,495,684	0.2%
	NetEase, Inc., ADR	38,837	3,702,331	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	1,906,000	12,047,279	0.8%
	Tencent Holdings Ltd.	1,212,700	57,148,348	3.7%
*Ω	Xiaomi Corp., Class B	3,992,400	6,077,783	0.4%
	Yum China Holdings, Inc.	87,703	3,665,985	0.3%
	Other Securities		270,168,705	16.7%

TOTAL CHINA			436,729,387	27.8%

	COLOMBIA — (0.2%)
	Other Securities		2,544,987	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		962,267	0.1%

	EGYPT — (0.0%)
	Other Securities		521,122	0.0%

	GREECE — (0.3%)
	Other Securities		5,108,860	0.3%

	HONG KONG — (0.0%)
	Other Securities		97,443	0.0%

	HUNGARY — (0.2%)
	Other Securities		2,722,141	0.2%

	INDIA — (13.3%)
*	Axis Bank Ltd.	481,567	4,548,233	0.3%
*	Bharti Airtel Ltd.	506,063	4,860,134	0.3%
	HDFC Bank Ltd.	359,570	6,434,204	0.4%
	Hindustan Unilever Ltd.	113,202	3,303,872	0.2%
	Housing Development Finance Corp. Ltd.	135,853	3,914,876	0.3%
#	ICICI Bank Ltd., Sponsored ADR	184,237	3,507,882	0.2%
	Infosys Ltd.	554,407	11,239,492	0.7%

30

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Tata Consultancy Services Ltd.	149,712	$6,902,519	0.5%
* Tata Motors Ltd.	614,870	3,474,346	0.2%
Other Securities		163,865,062	10.4%

TOTAL INDIA		212,050,620	13.5%

INDONESIA — (1.7%)
Bank Central Asia Tbk PT	7,192,100	4,033,845	0.3%
Other Securities		22,770,384	1.4%

TOTAL INDONESIA		26,804,229	1.7%

MALAYSIA — (1.5%)
Other Securities		23,363,035	1.5%

MEXICO — (2.0%)
America Movil SAB de CV	3,334,665	3,251,897	0.2%
Other Securities		28,115,775	1.8%

TOTAL MEXICO		31,367,672	2.0%

PERU — (0.1%)
Other Securities		1,087,710	0.1%

PHILIPPINES — (0.7%)
Other Securities		11,861,832	0.7%

POLAND — (0.8%)
Other Securities		12,487,716	0.8%

QATAR — (1.1%)
Qatar National Bank QPSC	795,864	5,076,014	0.3%
Other Securities		12,135,477	0.8%

TOTAL QATAR		17,211,491	1.1%

SAUDI ARABIA — (3.6%)
Al Rajhi Bank	119,575	5,601,626	0.4%
Saudi Basic Industries Corp.	128,815	4,462,365	0.3%
Saudi National Bank	206,811	4,334,720	0.3%
Saudi Telecom Co.	127,270	3,913,622	0.3%
Other Securities		39,746,596	2.4%

TOTAL SAUDI ARABIA		58,058,929	3.7%

SOUTH AFRICA — (3.8%)
Impala Platinum Holdings Ltd.	262,940	3,401,238	0.2%
MTN Group Ltd.	511,523	5,425,210	0.4%
Other Securities		51,594,315	3.2%

TOTAL SOUTH AFRICA		60,420,763	3.8%

SOUTH KOREA — (14.2%)
Kia Corp.	49,915	3,273,937	0.2%
LG Chem Ltd.	9,895	4,052,645	0.3%
LG Electronics, Inc.	38,603	3,496,160	0.2%
Samsung Electronics Co. Ltd.	753,962	40,181,308	2.6%
Samsung Electronics Co. Ltd., GDR	12,976	16,950,048	1.1%

31

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Shinhan Financial Group Co. Ltd.	98,685	$3,278,781	0.2%
SK Hynix, Inc.	138,367	12,124,837	0.8%
Other Securities		142,649,078	9.0%

TOTAL SOUTH KOREA		226,006,794	14.4%

SWITZERLAND — (0.0%)
Other Securities		68,546	0.0%

TAIWAN — (19.5%)
Evergreen Marine Corp. Taiwan Ltd.	956,354	4,597,129	0.3%
Fubon Financial Holding Co. Ltd.	1,502,200	3,771,899	0.3%
Hon Hai Precision Industry Co. Ltd.	1,527,599	5,233,676	0.4%
MediaTek, Inc.	191,360	5,275,408	0.4%
Nan Ya Plastics Corp.	1,111,674	3,247,845	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,135,214	38,610,316	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	335,993	31,223,830	2.0%
# United Microelectronics Corp.	2,551,081	4,052,619	0.3%
Other Securities		214,885,870	13.4%

TOTAL TAIWAN		310,898,592	19.8%

THAILAND — (2.3%)
Other Securities		36,520,486	2.3%

TURKEY — (0.5%)
Other Securities		7,854,524	0.5%

UNITED ARAB EMIRATES — (1.3%)
Emirates Telecommunications Group Co. PJSC	533,241	5,100,323	0.3%
Other Securities		16,005,213	1.0%

TOTAL UNITED ARAB EMIRATES		21,105,536	1.3%

UNITED KINGDOM — (0.0%)
Other Security		25,835	0.0%

UNITED STATES — (0.0%)
Other Security		432,497	0.0%

TOTAL COMMON STOCKS		1,559,566,409	99.2%

PREFERRED STOCKS — (0.8%)

BRAZIL — (0.7%)
Other Securities		11,331,015	0.7%

CHILE — (0.0%)
Other Securities		191,818	0.0%

COLOMBIA — (0.1%)
Other Securities		354,817	0.1%

PHILIPPINES — (0.0%)
Other Security		64,975	0.0%

32

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$82,490	0.0%

THAILAND — (0.0%)
Other Security		104,894	0.0%

TOTAL PREFERRED STOCKS		12,130,009	0.8%

RIGHTS/WARRANTS — (0.0%)

HONG KONG — (0.0%)
Other Securities		1,864	0.0%

INDIA — (0.0%)
Other Security		1,735	0.0%

MALAYSIA — (0.0%)
Other Securities		3,209	0.0%

PHILIPPINES — (0.0%)
Other Security		10,869	0.0%

SOUTH KOREA — (0.0%)
Other Security		3,040	0.0%

TAIWAN — (0.0%)
Other Securities		787	0.0%

THAILAND — (0.0%)
Other Securities		19,657	0.0%

TURKEY — (0.0%)
Other Security		4,979	0.0%

TOTAL RIGHTS/WARRANTS		46,140	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $1,280,259,764)		1,571,742,558

		Value†

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	1,671,337	19,332,352	1.2%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,299,592,496)		$1,591,074,910	101.2%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$46,798,992	$239,389	—	$47,038,381
Chile	2,245,745	3,969,269	—	6,215,014
China	43,593,597	392,732,580	$403,210	436,729,387
Colombia	2,510,675	34,312	—	2,544,987

33

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Czech Republic	—	$962,267	—	$962,267
Egypt	$17,257	503,865	—	521,122
Greece	—	5,097,678	$11,182	5,108,860
Hong Kong	—	94,776	2,667	97,443
Hungary	—	2,722,141	—	2,722,141
India	5,113,725	206,935,820	1,075	212,050,620
Indonesia	1,657,069	25,107,830	39,330	26,804,229
Malaysia	—	23,327,036	35,999	23,363,035
Mexico	30,809,946	557,385	341	31,367,672
Peru	1,087,637	73	—	1,087,710
Philippines	55,936	11,805,896	—	11,861,832
Poland	—	12,487,716	—	12,487,716
Qatar	—	17,211,491	—	17,211,491
Saudi Arabia	98,938	57,959,991	—	58,058,929
South Africa	6,724,446	53,696,317	—	60,420,763
South Korea	3,571,590	222,386,913	48,291	226,006,794
Switzerland	—	68,546	—	68,546
Taiwan	32,820,531	278,065,462	12,599	310,898,592
Thailand	35,376,390	1,143,613	483	36,520,486
Turkey	330,558	7,523,966	—	7,854,524
United Arab Emirates	—	21,105,536	—	21,105,536
United Kingdom	—	25,835	—	25,835
United States	432,497	—	—	432,497
Preferred Stocks
Brazil	11,299,695	31,320	—	11,331,015
Chile	—	191,818	—	191,818
Colombia	354,817	—	—	354,817
Philippines	—	64,975	—	64,975
Taiwan	—	82,490	—	82,490
Thailand	104,894	—	—	104,894
Rights/Warrants
Hong Kong	—	1,864	—	1,864
India	—	1,735	—	1,735
Malaysia	—	3,209	—	3,209
Philippines	—	10,869	—	10,869
South Korea	—	3,040	—	3,040
Taiwan	—	787	—	787
Thailand	—	19,657	—	19,657
Turkey	—	4,979	—	4,979
Securities Lending Collateral	—	19,332,352	—	19,332,352

TOTAL	$225,004,935	$1,365,514,798	$555,177^	$1,591,074,910

∧	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

34

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,046,242	$22,033,851
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	812,312	10,746,880
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	312,345	4,454,044

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $36,702,857)		$37,234,775

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $6,497)	6,497	6,497

TOTAL INVESTMENTS — (100.0%) (Cost $36,709,354)		$37,241,272

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$37,234,775	—	—	$37,234,775
Temporary Cash Investments	6,497	—	—	6,497

TOTAL	$37,241,272	—	—	$37,241,272

See accompanying Notes to Financial Statements.

35

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (14.5%)
	Federal Home Loan Bank
	2.750%, 12/13/24	1,700	$1,695,563
	3.125%, 09/12/25	1,000	1,005,190
	5.750%, 06/12/26	200	221,033
	3.000%, 09/11/26	1,200	1,197,374
	3.000%, 03/10/28	2,500	2,490,869
	3.250%, 06/09/28	3,190	3,217,761
	3.250%, 11/16/28	7,100	7,179,318
	2.125%, 09/14/29	945	882,878
	2.125%, 12/14/29	1,000	929,270
	5.500%, 07/15/36	3,295	4,017,245
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	2,500	3,122,681
	6.750%, 03/15/31	3,815	4,849,321
	6.250%, 07/15/32	4,239	5,347,187
	Federal National Mortgage Association
	2.125%, 04/24/26	3,800	3,681,180
	1.875%, 09/24/26	6,000	5,730,388
	0.750%, 10/08/27	1,750	1,555,792
	6.250%, 05/15/29	4,330	5,194,766
	7.125%, 01/15/30	3,583	4,566,065
	7.250%, 05/15/30	3,316	4,274,739
	0.875%, 08/05/30	10,700	8,913,627
	6.625%, 11/15/30	4,400	5,520,634

	TOTAL AGENCY OBLIGATIONS		75,592,881

	BONDS — (54.6%)
	3M Co.
	2.875%, 10/15/27	850	821,130
#	2.375%, 08/26/29	1,000	905,222
	7-Eleven, Inc.
Ω	1.800%, 02/10/31	220	177,863
Ω	2.500%, 02/10/41	350	251,697
	ABB Finance USA, Inc.
	2.875%, 05/08/22	100	100,018
	Activision Blizzard, Inc.
#	3.400%, 06/15/27	100	98,113
	1.350%, 09/15/30	2,500	2,035,055
	Advance Auto Parts, Inc.
	3.500%, 03/15/32	270	241,915
	Aetna, Inc.
	3.500%, 11/15/24	50	49,931
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	150	149,613
	3.300%, 06/15/30	800	737,037

		Face Amount^	Value†
		(000)
Aflac, Inc.
	3.625%, 11/15/24	250	$252,389
	3.250%, 03/17/25	50	49,532
Ahold Finance USA LLC
	6.875%, 05/01/29	40	45,735
Airbus SE
Ω	3.150%, 04/10/27	200	195,210
Aker BP ASA
Ω	3.750%, 01/15/30	1,400	1,305,983
Albemarle Corp.
	4.150%, 12/01/24	200	202,194
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	600	579,303
Ω	3.439%, 05/13/41	1,150	929,688
Alphabet, Inc.
	1.998%, 08/15/26	200	189,992
	1.100%, 08/15/30	5,000	4,087,443
Amazon.com, Inc.
	3.150%, 08/22/27	800	782,965
	1.500%, 06/03/30	4,500	3,781,514
	2.100%, 05/12/31	2,000	1,740,994
#	4.800%, 12/05/34	1,500	1,613,586
Amcor Flexibles North America, Inc.
#	2.630%, 06/19/30	125	109,748
American Campus Communities Operating Partnership LP
	3.875%, 01/30/31	800	809,497
American Express Co.
	3.300%, 05/03/27	700	682,405
American Honda Finance Corp.
	1.950%, 05/20/22	1,000	1,000,421
	2.300%, 09/09/26	750	711,159
#	1.800%, 01/13/31	500	420,726
American International Group, Inc.
	3.900%, 04/01/26	200	199,038
American Tower Corp.
	2.300%, 09/15/31	500	407,048
	4.050%, 03/15/32	625	586,372
American Water Capital Corp.
	2.950%, 09/01/27	100	95,937
Ameriprise Financial, Inc.
	4.000%, 10/15/23	30	30,378
#	3.700%, 10/15/24	400	402,675
	2.875%, 09/15/26	500	484,331

36

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	AmerisourceBergen Corp.
	3.450%, 12/15/27	200	$194,199
	Anthem, Inc.
	3.500%, 08/15/24	150	150,189
#	3.650%, 12/01/27	1,100	1,075,887
	4.101%, 03/01/28	400	399,668
	2.250%, 05/15/30	500	431,182
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	500	487,361
	Aon Corp.
	3.750%,0 5/02/29	1,000	974,786
	Aon Global Ltd.
	3.500%, 06/14/24	275	275,360
	Apple, Inc.
	3.250%, 02/23/26	250	249,523
	2.450%, 08/04/26	695	671,218
	3.350%, 02/09/27	2,300	2,288,540
#	3.000%, 06/20/27	1,000	982,539
	1.650%, 02/08/31	1,500	1,265,949
	Applied Materials, Inc.
	3.300%, 04/01/27	300	295,884
	Arrow Electronics, Inc.
	3.875%, 01/12/28	400	390,707
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	1,000	815,493
	AT&T, Inc.
	2.750%, 06/01/31	1,025	903,883
	2.550%, 12/01/33	228	189,194
	Australia & New Zealand Banking Group Ltd.
	3.700%, 11/16/25	250	252,242
	Autodesk, Inc.
	3.500%, 06/15/27	845	821,974
	Automatic Data Processing, Inc.
	3.375%, 09/15/25	1,264	1,269,114
	1.250%, 09/01/30	3,800	3,121,214
	AutoNation, Inc.
	3.850%, 03/01/32	1,542	1,391,049
	AutoZone, Inc.
	3.125%, 04/21/26	450	437,890
	AvalonBay Communities, Inc.
#	2.050%, 01/15/32	1,300	1,108,245
	Avnet, Inc.
	4.625%, 04/15/26	250	250,786
#	3.000%, 05/15/31	1,500	1,283,325
	AXIS Specialty Finance PLC
	4.000%, 12/06/27	728	713,116
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	600	573,468

		Face Amount^	Value†
		(000)
Banco Santander SA
	3.800%, 02/23/28	200	$189,848
Bank of America Corp.
	3.300%, 01/11/23	150	151,207
#	4.000%, 04/01/24	136	137,840
Bank of Montreal
	1.850%, 05/01/25	2,000	1,898,938
Bank of New York Mellon Corp.
	3.650%, 02/04/24	300	303,069
	1.600%, 04/24/25	850	806,380
	2.800%, 05/04/26	500	487,796
Bank of Nova Scotia
#	2.150%, 08/01/31	3,000	2,520,268
	2.450%, 02/02/32	275	233,334
Barclays PLC
	4.375%, 01/12/26	500	498,259
Barrick North America Finance LLC
	5.700%, 05/30/41	500	547,719
Best Buy Co., Inc.
	4.450%, 10/01/28	500	506,859
	1.950%, 10/01/30	800	663,451
BlackRock, Inc.
#	3.200%, 03/15/27	350	343,838
	3.250%, 04/30/29	2,000	1,928,502
	2.400%, 04/30/30	1,000	895,043
	1.900%, 01/28/31	1,000	841,412
Boardwalk Pipelines LP
	3.600%, 09/01/32	1,050	928,090
Booking Holdings, Inc.
	3.600%, 06/01/26	635	632,157
	4.625%, 04/13/30	1,000	1,022,564
BPCE SA
#	4.000%, 04/15/24	500	504,896
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	1,500	1,565,042
British Telecommunications PLC
	5.125%, 12/04/28	500	509,299
Ω	3.250%, 11/08/29	1,000	901,050
Broadcom, Inc.
	4.150%, 11/15/30	322	305,062
	4.300%, 11/15/32	500	468,832
Ω	3.419%, 04/15/33	767	658,040
Ω	3.137%, 11/15/35	483	390,130
Ω	3.187%, 11/15/36	41	32,371
	4.926%, 05/15/37	436	407,595
Ω	3.500%, 02/15/41	150	116,649
Brown & Brown, Inc.
	4.200%, 09/15/24	240	241,914
Brunswick Corp.
	2.400%, 08/18/31	700	550,657
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	965	942,142

37

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Campbell Soup Co.
4.150%, 03/15/28	86	$85,541
Canadian Pacific Railway Co.
2.900%, 02/01/25	50	48,980
Capital One Financial Corp.
3.750%, 04/24/24	50	50,065
3.750%, 03/09/27	700	681,791
3.800%, 01/31/28	700	672,742
Cardinal Health, Inc.
# 3.410%, 06/15/27	500	486,222
Carrier Global Corp.
3.377%, 04/05/40	1,000	821,119
Charles Schwab Corp.
3.625%, 04/01/25	30	30,093
# 3.200%, 03/02/27	700	683,962
2.900%, 03/03/32	600	536,834
Choice Hotels International, Inc.
3.700%, 12/01/29	1,500	1,401,679
Chubb INA Holdings, Inc.
# 3.350%, 05/15/24	50	50,097
CI Financial Corp.
3.200%, 12/17/30	1,000	846,515
Cigna Corp.
3.500%, 06/15/24	250	250,432
3.250%, 04/15/25	750	743,605
3.400%, 03/01/27	56	54,436
# 2.400%, 03/15/30	500	437,478
2.375%, 03/15/31	400	342,358
Cincinnati Financial Corp.
6.920%, 05/15/28	600	688,637
Cisco Systems, Inc.
# 2.500%, 09/20/26	500	483,748
Citigroup, Inc.
3.875%, 10/25/23	380	385,401
Citizens Bank NA
# 3.750%, 02/18/26	2,000	2,007,147
Citrix Systems, Inc.
3.300%, 03/01/30	1,500	1,479,204
Clorox Co.
3.900%, 05/15/28	750	748,499
CME Group, Inc.
3.000%, 03/15/25	85	84,266
3.750%, 06/15/28	1,000	992,849
CNA Financial Corp.
3.950%, 05/15/24	300	301,848
4.500%, 03/01/26	280	285,909
CNO Financial Group, Inc.
5.250%, 05/30/29	700	713,477
Coca-Cola Co.
2.900%, 05/25/27	400	390,079
Comcast Corp.
3.375%, 08/15/25	500	498,282
3.150%, 03/01/26	200	196,397
4.250%, 01/15/33	500	498,939

		Face Amount^	Value†
		(000)
	7.050%, 03/15/33	400	$488,059
	3.750%, 04/01/40	1,300	1,167,864
	Comerica, Inc.
	4.000%, 02/01/29	500	499,401
	Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	100	96,529
	Conagra Brands, Inc.
#	4.850%, 11/01/28	1,000	1,005,340
	5.300%, 11/01/38	300	298,419
	Consolidated Edison Co. of New York, Inc.
#	3.300%, 12/01/24	300	300,442
	5.300%, 03/01/35	350	366,192
	Constellation Energy Generation LLC
	3.250%, 06/01/25	1,000	979,834
	Cooperatieve Rabobank UA
	3.375%, 05/21/25	1,500	1,490,706
	Costco Wholesale Corp.
	3.000%, 05/18/27	1,200	1,179,529
	1.600%, 04/20/30	4,000	3,395,342
#	1.750%, 04/20/32	600	498,002
	Cox Communications, Inc.
#Ω	3.500%, 08/15/27	400	388,130
	Credit Suisse AG
	3.625%, 09/09/24	500	498,986
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	200	197,821
	Crown Castle International Corp.
	2.900%, 04/01/41	550	410,099
	CVS Health Corp.
	2.750%, 12/01/22	200	200,501
	Deere & Co.
#	5.375%,10/16/29	80	87,403
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	2,525	2,246,645
	Devon Energy Corp.
	5.600%, 07/15/41	200	207,989
	Dick’s Sporting Goods, Inc.
#	3.150%, 01/15/32	1,500	1,252,519
	Discover Bank
	4.650%, 09/13/28	1,400	1,399,347
	Discovery Communications LLC
	3.900%, 11/15/24	150	150,313
	4.900%, 03/11/26	200	203,235
	Dollar General Corp.
	3.250%, 04/15/23	100	100,363
	4.150%, 11/01/25	500	507,024
	Dollar Tree, Inc.
	4.200%, 05/15/28	600	595,376

38

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Eaton Corp.
#	3.103%, 09/15/27	400	$390,626
#	4.000%, 11/02/32	900	891,587
Eaton Vance Corp.
	3.500%, 04/06/27	1,500	1,453,080
Ecolab, Inc.
	2.700%, 11/01/26	500	482,687
Electronic Arts, Inc.
	4.800%, 03/01/26	164	169,600
Enbridge Energy Partners LP
	5.500%, 09/15/40	650	680,405
Enbridge, Inc.
	3.500%, 06/10/24	300	300,022
	3.700%, 07/15/27	500	488,831
Enel Finance International NV
Ω	3.500%, 04/06/28	200	192,827
#Ω	6.000%,10/07/39	750	828,173
Enterprise Products Operating LLC
#	3.900%, 02/15/24	100	100,881
	6.125%, 10/15/39	200	220,194
Equinix, Inc.
#	2.150%, 07/15/30	300	248,749
	2.500%, 05/15/31	500	420,033
Equinor ASA
#	2.650%, 01/15/24	100	99,340
ERAC USA Finance LLC
Ω	3.850%,11/15/24	200	201,355
Exelon Corp.
	3.400%, 04/15/26	200	195,390
Expedia Group, Inc.
	3.250%, 02/15/30	2,000	1,784,064
Extra Space Storage LP
	2.350%, 03/15/32	900	740,743
FedEx Corp.
	4.900%, 01/15/34	672	684,783
Fidelity National Financial, Inc.
	3.400%, 06/15/30	700	633,554
Fifth Third Bancorp
	3.950%, 03/14/28	500	493,048
First American Financial Corp.
	2.400%, 08/15/31	350	288,485
Flex Ltd.
	4.875%, 06/15/29	700	700,079
Flowserve Corp.
	2.800%, 01/15/32	900	741,093
FMR LLC
Ω	4.950%, 02/01/33	250	259,660
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	2,000	1,810,530

		Face Amount^	Value†
		(000)
	Franklin Resources, Inc.
	1.600%, 10/30/30	3,300	$2,671,670
	GATX Corp.
#	3.250%, 09/15/26	400	388,696
	3.500%, 06/01/32	850	770,014
	General Mills, Inc.
	4.200%, 04/17/28	400	402,958
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	130	133,493
	Georgia-Pacific LLC
	7.750%, 11/15/29	40	49,352
	Global Payments, Inc.
	4.800%, 04/01/26	530	542,079
	4.450%, 06/01/28	1,107	1,101,885
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24	2,000	2,018,048
	3.750%, 02/25/26	1,150	1,142,206
	Halliburton Co.
	3.500%, 08/01/23	11	11,047
	Harley-Davidson, Inc.
	3.500%, 07/28/25	585	572,074
	Hasbro, Inc.
	3.500%, 09/15/27	100	96,024
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	1,000	861,898
	Honeywell International, Inc.
	2.500%, 11/01/26	700	672,720
	HP, Inc.
	3.400%, 06/17/30	2,000	1,792,180
#	6.000%, 09/15/41	500	520,113
	HSBC Holdings PLC
	4.300%, 03/08/26	200	200,245
	3.900%, 05/25/26	1,000	984,793
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	500	447,039
	Illinois Tool Works, Inc.
#	3.500%, 03/01/24	100	100,971
	4.875%, 09/15/41	2,000	2,162,660
	ING Groep NV
	3.550%, 04/09/24	500	498,984
	4.050%, 04/09/29	700	674,598
	Intel Corp.
#	3.150%, 05/11/27	500	490,495
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23	300	303,699
	2.650%, 09/15/40	2,750	2,114,860
	International Business Machines Corp.
	3.300%, 01/27/27	750	739,617
	1.950%, 05/15/30	3,000	2,566,062

39

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	124	$125,404
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22	600	600,661
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	1,000	800,624
	2.700%, 01/15/34	1,000	812,791
	ITC Holdings Corp.
	3.650%, 06/15/24	200	199,666
	Jabil, Inc.
	3.600%, 01/15/30	750	692,443
	Jackson Financial, Inc.
Ω	3.125%, 11/23/31	235	199,276
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	350	360,893
	Jefferies Group LLC
	2.750%, 10/15/32	500	407,490
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	400	411,388
	JPMorgan Chase & Co.
#	3.875%, 02/01/24	500	506,903
	3.900%, 07/15/25	1,000	1,003,980
	2.950%, 10/01/26	500	479,139
	Kellogg Co.
	2.750%, 03/01/23	75	75,139
#	3.250%, 04/01/26	200	196,443
	3.400%, 11/15/27	500	484,438
	Kemper Corp.
	3.800%, 02/23/32	800	716,216
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	250	247,461
	KeyBank NA
	3.300%, 06/01/25	250	247,908
KeyCorp
	2.550%, 10/01/29	800	713,538
	Kilroy Realty LP
	2.500%, 11/15/32	1,900	1,535,771
	2.650%, 11/15/33	500	398,482
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	49,770
	Kimco Realty Corp.
#	2.700%, 10/01/30	2,200	1,953,682
	Kroger Co.
	7.500%, 04/01/31	424	513,190
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	750	736,030
	Lam Research Corp.
	4.000%, 03/15/29	250	248,687

		Face Amount^	Value†
		(000)
Lear Corp.
	3.800%, 09/15/27	111	$107,056
LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	868,005
Legg Mason, Inc.
	4.750%, 03/15/26	30	31,026
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	1,000	1,014,658
Lincoln National Corp.
	3.350%, 03/09/25	75	73,928
#	3.400%, 01/15/31	450	419,517
	3.400%, 03/01/32	750	691,262
	7.000%, 06/15/40	1,000	1,234,888
Lloyds Banking Group PLC
	4.450%, 05/08/25	700	707,107
#	3.750%, 01/11/27	450	438,249
	4.375%, 03/22/28	1,000	989,172
Loews Corp.
	2.625%, 05/15/23	50	49,926
	3.750%, 04/01/26	200	201,230
Lowe’s Cos., Inc.
	3.875%, 09/15/23	50	50,518
	3.375%, 09/15/25	125	123,998
LSEGA Financing PLC
#Ω	2.500%, 04/06/31	750	654,369
Ω	3.200%, 04/06/41	613	509,124
LyondellBasell Industries NV
	5.750%, 04/15/24	100	103,405
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26	250	249,386
Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,300	1,277,284
Marathon Petroleum Corp.
	6.500%, 03/01/41	500	563,418
Marriott International, Inc.
	2.750%, 10/15/33	2,000	1,643,231
Mars, Inc.
Ω	1.625%, 07/16/32	1,400	1,124,027
Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25	250	250,380
	2.375%, 12/15/31	574	495,999
Mastercard, Inc.
	2.950%, 11/21/26	300	295,371
Maxim Integrated Products, Inc.
	3.450%, 06/15/27	150	145,654
McDonald’s Corp.
	3.700%, 01/30/26	150	150,363
Medtronic, Inc.
	3.500%, 03/15/25	96	96,315
	4.375%, 03/15/35	500	514,870
MetLife, Inc.
	3.600%, 04/10/24	50	50,360
	3.000%, 03/01/25	250	247,332
	5.700%, 06/15/35	2,850	3,190,351

40

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	Micron Technology, Inc.
	4.663%, 02/15/30	600	$592,467
	Microsoft Corp.
#	3.300%, 02/06/27	1,900	1,905,900
	4.200%, 11/03/35	600	624,780
	Mohawk Industries, Inc.
	3.625%, 05/15/30	500	465,042
	Morgan Stanley
	3.875%, 04/29/24	350	352,356
	3.875%, 01/27/26	400	396,506
	3.625%, 01/20/27	400	390,074
	Morgan Stanley Domestic Holdings, Inc.
	2.950%, 08/24/22	300	300,516
	4.500%, 06/20/28	750	754,304
	Mosaic Co.
	4.250%, 11/15/23	194	196,371
	Motorola Solutions, Inc.
	4.600%, 05/23/29	900	882,189
	MPLX LP
	4.125%, 03/01/27	397	393,322
	4.500%, 04/15/38	300	275,557
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27	250	246,513
	National Bank of Canada
	2.100%, 02/01/23	1,000	995,464
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	121	155,062
	Nationwide Building Society
Ω	3.900%, 07/21/25	600	601,957
	Natwest Group PLC
	4.800%, 04/05/26	200	201,737
	NetApp, Inc.
	3.300%, 09/29/24	200	198,651
	2.700%, 06/22/30	500	436,939
	NIKE, Inc.
#	2.375%, 11/01/26	500	478,515
	2.850%, 03/27/30	7,900	7,354,146
	Nomura Holdings, Inc.
	2.679%, 07/16/30	400	344,102
	Northern Trust Corp.
	1.950%, 05/01/30	600	521,969
	Nucor Corp.
	3.950%, 05/01/28	300	298,887
	3.125%, 04/01/32	1,480	1,332,214
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	50,280
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	300	300,299
	Oracle Corp.
#	2.950%, 05/15/25	1,250	1,209,372
#	3.250%, 11/15/27	1,750	1,627,961

		Face Amount^	Value†
		(000)
	O’Reilly Automotive, Inc.
	3.600%, 09/01/27	800	$784,529
	Paramount Global
#	2.900%, 01/15/27	704	662,685
	4.200%, 05/19/32	500	461,300
	Penske Truck Leasing Co. L.P./ PTL Finance Corp.
Ω	3.400%, 11/15/26	721	696,983
	Phillips 66 Partners LP
	3.550%, 10/01/26	200	194,819
	3.750%, 03/01/28	500	485,518
	3.150%, 12/15/29	465	429,547
	Piedmont Operating Partnership LP
	3.150%, 08/15/30	500	437,974
	PNC Bank NA
	3.250%, 06/01/25	250	248,474
	PPG Industries, Inc.
	2.800%, 08/15/29	473	436,563
	Primerica, Inc.
	2.800%, 11/19/31	1,700	1,485,892
	Principal Financial Group, Inc.
	3.125%, 05/15/23	200	200,640
	3.100%, 11/15/26	100	96,496
	Progressive Corp.
	2.450%, 01/15/27	200	189,648
	3.000%, 03/15/32	1,700	1,544,527
	Province of Quebec Canada
	7.500%, 09/15/29	500	631,029
	Prudential PLC
	3.625%, 03/24/32	2,400	2,239,310
	PulteGroup, Inc.
	6.000%, 02/15/35	1,500	1,569,644
	QUALCOMM, Inc.
	1.650%, 05/20/32	651	527,582
	Quanta Services, Inc.
	2.900%, 10/01/30	1,147	1,000,821
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	200	199,023
	Realty Income Corp.
#	2.850%, 12/15/32	500	442,796
	1.800%, 03/15/33	2,000	1,571,202
	Reinsurance Group of America, Inc.
#	3.950%, 09/15/26	400	398,175
	3.150%, 06/15/30	1,300	1,183,161
	Rockwell Automation, Inc.
	2.875%, 03/01/25	300	296,934
	Roper Technologies, Inc.
	3.800%, 12/15/26	200	198,603
	Ross Stores, Inc.
	1.875%, 04/15/31	1,000	823,590

41

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	Royalty Pharma PLC
	2.200%, 09/02/30	1,800	$1,501,840
	3.300%, 09/02/40	1,175	917,107
	Ryder System, Inc.
	2.875%, 06/01/22	135	135,171
	3.350%, 09/01/25	1,000	981,985
	salesforce.com, Inc.
	3.700%, 04/11/28	200	199,392
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	250	251,873
	4.400%, 07/13/27	200	197,271
	Santander UK PLC
	4.000%, 03/13/24	50	50,578
	Schlumberger Investment SA
#	2.650%, 06/26/30	439	392,379
	Shell International Finance BV
	3.250%, 05/11/25	1,222	1,218,150
	2.875%, 05/10/26	850	827,412
	4.125%, 05/11/35	650	647,538
	Sherwin-Williams Co.
	3.450%, 08/01/25	100	99,033
	2.950%, 08/15/29	1,000	919,090
	Simon Property Group LP
	2.200%, 02/01/31	1,000	847,452
	2.250%, 01/15/32	2,500	2,068,915
	Societe Generale SA
Ω	3.000%, 01/22/30	1,900	1,654,519
	Solvay Finance America LLC
Ω	4.450%, 12/03/25	200	203,190
	Southwest Gas Corp.
	3.700%, 04/01/28	100	96,178
	2.200%, 06/15/30	500	414,874
	Spectra Energy Partners LP
	4.750%, 03/15/24	400	408,264
	Standard Chartered PLC
#Ω	4.050%, 04/12/26	200	197,388
	State Street Corp.
	3.550%, 08/18/25	200	200,492
	Steel Dynamics, Inc.
	3.250%, 01/15/31	125	114,332
	Stryker Corp.
#	3.375%, 05/15/24	200	199,988
	3.375%, 11/01/25	500	496,115
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	800	789,006
	3.040%, 07/16/29	800	727,271
	2.130%, 07/08/30	1,800	1,523,196
	2.222%, 09/17/31	250	206,810
	Sysco Corp.
	3.300%, 07/15/26	1,000	974,973
	Tapestry, Inc.
	3.050%, 03/15/32	500	425,329

	Face Amount^	Value†
	(000)
Target Corp.
2.500%, 04/15/26	195	$189,357
TCI Communications, Inc.
7.875%, 02/15/26	140	158,312
Telefonica Emisiones SA
# 7.045%, 06/20/36	700	806,498
Telefonica Europe BV
8.250%, 09/15/30	975	1,207,008
Texas Instruments, Inc.
2.900%, 11/03/27	500	485,198
1.750%, 05/04/30	1,305	1,122,012
Thomson Reuters Corp.
4.300%, 11/23/23	400	405,822
TJX Cos., Inc.
2.250%, 09/15/26	1,150	1,090,047
TransCanada PipeLines Ltd.
4.875%, 01/15/26	90	92,782
4.250%, 05/15/28	500	499,337
4.625%, 03/01/34	800	790,755
Travelers Cos., Inc.
# 5.350%, 11/01/40	800	885,968
Travelers Property Casualty Corp.
6.375%, 03/15/33	675	806,669
Truist Bank
2.450%, 08/01/22	400	400,464
TWDC Enterprises 18 Corp.
3.150%, 09/17/25	200	198,033
U.S. Bancorp
# 3.700%, 01/30/24	75	75,723
U.S. Bank NA
# 2.800%, 01/27/25	750	741,253
UDR, Inc.
2.100%, 06/15/33	1,000	794,847
Unilever Capital Corp.
2.000%, 07/28/26	100	94,528
Union Pacific Corp.
# 3.750%, 03/15/24	200	201,934
2.891%, 04/06/36	650	555,049
United Parcel Service, Inc.
2.450%, 10/01/22	100	100,251
Valero Energy Corp.
6.625%, 06/15/37	200	227,718
VeriSign, Inc.
2.700%, 06/15/31	1,000	863,572
Verizon Communications, Inc.
4.329%, 09/21/28	823	827,709
4.016%, 12/03/29	151	147,726
2.355%, 03/15/32	238	199,837
Visa, Inc.
3.150%, 12/14/25	375	372,362
2.050%, 04/15/30	2,000	1,773,395
4.150%, 12/14/35	2,963	2,994,528
VMware, Inc.
# 3.900%, 08/21/27	560	546,951

42

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Vodafone Group PLC
7.875%, 02/15/30	200	$242,171
6.250%, 11/30/32	533	597,926
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	158	155,081
Walmart, Inc.
2.550%, 04/11/23	100	100,232
Walt Disney Co.
3.700%, 09/15/24	200	202,207
# 6.200%, 12/15/34	300	351,308
Waste Management, Inc.
# 1.500%, 03/15/31	1,100	893,867
Wells Fargo & Co.
3.000%, 02/19/25	850	834,721
Welltower, Inc.
4.125%, 03/15/29	450	444,981
2.750%, 01/15/31	2,000	1,759,830
Westlake Chemical Corp.
3.375%, 06/15/30	100	92,694
Westpac Banking Corp.
# 2.500%, 06/28/22	708	709,474
# 2.850%, 05/13/26	300	291,670
3.350%, 03/08/27	550	539,793
2.150%, 06/03/31	5,905	5,040,090
WestRock MWV LLC
8.200%, 01/15/30	222	271,764
Whirlpool Corp.
3.700%, 05/01/25	200	200,000
# 4.750%, 02/26/29	1,000	1,013,226
WP Carey, Inc.
2.450%, 02/01/32	1,000	836,760
WRKCo, Inc.
3.000%, 06/15/33	1,700	1,481,017
Zoetis, Inc.
3.000%, 09/12/27	355	341,043

TOTAL BONDS		284,921,155

U.S. TREASURY OBLIGATIONS — (26.6%)
U.S. Treasury Bonds
6.750%, 08/15/26	1,000	1,151,914
6.625%, 02/15/27	3,000	3,485,625
4.500%, 02/15/36	8,000	9,541,875
4.750%, 02/15/37	1,000	1,223,008
1.125%, 05/15/40	1,700	1,224,863
1.750%, 08/15/41	6,300	4,990,781
U.S. Treasury Note
0.250%, 06/15/24	4,200	3,983,273

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
2.250%, 11/15/25	2,000	$1,953,594
1.625%, 05/15/26	2,500	2,373,730
1.500%, 08/15/26	3,500	3,293,555
1.625%, 09/30/26	2,000	1,890,078
2.000%, 11/15/26	3,000	2,876,133
1.625%, 11/30/26	1,500	1,414,805
1.500%, 01/31/27	2,000	1,871,953
2.250%, 02/15/27	2,500	2,420,703
2.375%, 05/15/27	3,775	3,673,989
0.500%, 06/30/27	3,500	3,090,254
2.250%, 08/15/27	1,700	1,640,832
0.500%, 10/31/27	3,800	3,327,523
2.250%, 11/15/27	3,000	2,890,781
0.625%, 11/30/27	1,250	1,100,293
0.625%, 12/31/27	3,000	2,635,312
2.750%, 02/15/28	3,200	3,163,125
1.125%, 02/29/28	4,500	4,061,250
1.250%, 03/31/28	5,250	4,761,094
1.250%, 04/30/28	5,800	5,254,211
2.875%, 05/15/28	5,250	5,221,289
2.875%, 08/15/28	4,250	4,225,928
3.125%, 11/15/28	5,000	5,046,094
2.625%, 02/15/29	4,000	3,918,438
2.375%, 05/15/29	3,900	3,758,016
1.625%, 08/15/29	750	686,426
1.750%, 11/15/29	2,500	2,304,688
1.500%, 02/15/30	1,600	1,443,250
0.625%, 05/15/30	8,050	6,736,215
0.625%, 08/15/30	8,100	6,742,301
0.875%, 11/15/30	9,200	7,795,562
1.125%, 02/15/31	400	345,219
1.625%, 05/15/31	6,000	5,392,734
1.250%, 08/15/31	7,000	6,062,656

TOTAL U.S. TREASURY OBLIGATIONS		138,973,370

TOTAL INVESTMENT SECURITIES (Cost $548,029,873)		499,487,406

	Shares
SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	1,942,596	22,470,006

TOTAL INVESTMENTS — (100.0%) (Cost $570,497,646)		$521,957,412

43

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$75,592,881	—	$75,592,881
Bonds	—	284,921,155	—	284,921,155
U.S. Treasury Obligations	—	138,973,370	—	138,973,370
Securities Lending Collateral	—	22,470,006	—	22,470,006

TOTAL	—	$521,957,412	—	$521,957,412

See accompanying Notes to Financial Statements.

44

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Home Loan Bank
	2.125%, 12/14/29		500	$464,635
Federal National Mortgage Association
	7.125%, 01/15/30		650	828,340

TOTAL AGENCY OBLIGATIONS				1,292,975

BONDS — (96.8%)

AUSTRALIA — (5.1%)
Australia Government Bond
Ω	2.750%, 06/21/35	AUD	2,300	1,540,949
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		829	800,230
Ω	1.875%, 09/15/31		4,000	3,321,082
National Australia Bank Ltd.
Ω	1.375%, 08/30/28	EUR	1,800	1,829,821
New South Wales Treasury Corp.
Ω	1.500%, 02/20/32	AUD	7,900	4,646,275
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	3,650,305
Ω	1.750%, 07/20/34	AUD	10,000	5,708,541
South Australian Government Financing Authority
Ω	1.750%, 05/24/32	AUD	2,500	1,496,925
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	2,500	1,480,603
	2.250%, 11/20/34	AUD	19,900	11,980,009
	2.000%, 09/17/35	AUD	2,000	1,149,598
Western Australian Treasury Corp.
Ω	2.000%, 10/24/34	AUD	2,500	1,469,530

TOTAL AUSTRALIA				39,073,868

BELGIUM — (0.5%)
Anheuser-Busch InBev SA/NV
Ω	2.250%, 05/24/29	GBP	1,450	1,720,381
Dexia Credit Local SA
Ω	1.000%, 10/18/27	EUR	1,250	1,286,782
Kingdom of Belgium Government Bond
Ω	1.000%, 06/22/31	EUR	500	512,016
Ω	1.250%, 04/22/33	EUR	600	621,463

TOTAL BELGIUM				4,140,642

			Face Amount^	Value†
			(000)
CANADA — (15.8%)
Alimentation Couche-Tard, Inc.
Ω	1.875%, 05/06/26	EUR	800	$824,499
Bank of Nova Scotia
	2.620%, 12/02/26	CAD	3,000	2,224,551
	2.150%, 08/01/31		4,000	3,360,358
Bell Telephone Co. of Canada or Bell Canada
	3.000%, 03/17/31	CAD	3,000	2,039,482
Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	2,869,146
CPPIB Capital, Inc.
Ω	2.000%, 11/01/29		2,000	1,831,541
Ω	1.125%, 12/14/29	GBP	3,000	3,475,595
Ω	1.250%, 01/28/31		4,000	3,398,177
Ω	1.500%, 03/04/33	EUR	1,850	1,864,700
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	500	514,125
Ω	2.750%, 03/29/28	EUR	384	394,848
Magna International, Inc.
	2.450%, 06/15/30		2,900	2,543,677
Ontario Teachers’ Finance Trust
Ω	0.050%, 11/25/30	EUR	2,000	1,810,991
Province of Alberta Canada
	2.050%, 06/01/30	CAD	7,500	5,237,127
	1.650%, 06/01/31	CAD	4,200	2,782,138
	3.500%, 06/01/31	CAD	3,300	2,555,590
	3.900%, 12/01/33	CAD	5,700	4,510,572
Province of British Columbia Canada
	2.200%, 06/18/30	CAD	11,300	7,987,538
	1.550%, 06/18/31	CAD	5,000	3,283,462
	6.350%, 06/18/31	CAD	1,500	1,420,169
	5.400%, 06/18/35	CAD	1,100	1,003,456
Province of Manitoba Canada
	2.050%, 06/02/30	CAD	12,400	8,625,995
	6.300%, 03/05/31	CAD	3,000	2,803,347
	2.050%, 06/02/31	CAD	8,500	5,808,637
	4.650%, 03/05/40	CAD	1,900	1,613,931
Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	2,800	1,932,941
Province of Ontario Canada
	1.050%, 05/21/27		1,500	1,345,795
	2.000%, 10/02/29		500	457,823
	1.350%, 12/02/30	CAD	5,500	3,581,882
	6.200%, 06/02/31	CAD	1,500	1,404,710
	5.850%, 03/08/33	CAD	1,800	1,667,338

45

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
	5.600%, 06/02/35	CAD	9,750	$9,010,771
Province of Quebec Canada
	2.750%, 04/12/27		4,000	3,921,663
Ω	0.000%, 10/15/29	EUR	1,000	928,550
	1.900%, 09/01/30	CAD	7,500	5,159,304
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	6,400	4,510,215
	6.400%, 09/05/31	CAD	6,500	6,153,357
Royal Bank of Canada
	1.833%, 07/31/28	CAD	5,000	3,374,226
Thomson Reuters Corp.
	3.350%, 05/15/26		500	491,257
Toronto-Dominion Bank
	1.888%, 03/08/28	CAD	4,000	2,737,929

TOTAL CANADA				121,461,413

DENMARK — (0.6%)
Danske Bank AS
Ω	4.375%, 06/12/28		1,000	969,899
Kommunekredit
	0.000%, 03/03/31	EUR	4,000	3,644,566

TOTAL DENMARK				4,614,465

FINLAND — (0.3%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	607,892
Kuntarahoitus Oyj
Ω	1.250%, 02/23/33	EUR	800	805,426
SATO Oyj
Ω	1.375%, 02/24/28	EUR	1,000	944,649

TOTAL FINLAND				2,357,967

FRANCE — (7.2%)
Action Logement Services
Ω	0.500%, 10/30/34	EUR	3,000	2,668,872
Agence Francaise de Developpement
Ω	1.375%, 07/05/32	EUR	600	612,308
Agence Francaise de Developpement EPIC
Ω	1.500%, 10/31/34	EUR	2,800	2,830,856
Ω	0.375%, 05/25/36	EUR	500	424,250
BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	1,956,756
Caisse d’Amortissement de la Dette Sociale
Ω	1.375%, 01/20/31		6,900	5,922,572
French Republic Government Bond OAT
Ω	1.250%, 05/25/34	EUR	3,900	3,960,966
Ile-de-France Mobilites
Ω	0.200%, 11/16/35	EUR	4,000	3,341,660

			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Orange SA
	8.125%, 01/28/33	EUR	500	$811,313
Pernod Ricard SA
Ω	1.500%, 05/18/26	EUR	600	630,120
Sanofi
	3.625%, 06/19/28		2,000	2,016,916
SNCF Reseau
Ω	5.250%, 12/07/28	GBP	1,000	1,482,949
	5.000%, 10/10/33	EUR	3,000	4,193,875
Ω	5.250%, 01/31/35	GBP	5,870	9,438,603
Ω	0.750%, 05/25/36	EUR	1,500	1,352,784
Societe Generale SA
Ω	1.375%, 01/13/28	EUR	900	886,563
Ω	4.750%, 09/14/28		700	692,134
Ω	3.000%, 01/22/30		1,600	1,393,279
Societe Nationale SNCF SA
Ω	5.375%, 03/18/27	GBP	1,600	2,283,830
Ω	0.625%, 04/17/30	EUR	3,000	2,942,520
Unedic Asseo
Ω	1.250%, 05/25/33	EUR	500	500,812
Vinci SA
Ω	2.750%, 09/15/34	GBP	3,800	4,550,596

TOTAL FRANCE				54,894,534

GERMANY — (3.6%)
BMW Finance NV
Ω	1.500%, 02/06/29	EUR	1,400	1,441,378
BMW U.S. Capital LLC
Ω	1.000%, 04/20/27	EUR	900	914,895
Deutsche Bahn Finance GMBH
Ω	1.125%, 12/18/28	EUR	1,000	1,028,872
Ω	2.750%, 03/19/29	EUR	107	121,713
Ω	0.875%, 07/11/31	EUR	4,000	3,910,996
Ω	0.750%, 07/16/35	EUR	500	445,249
Ω	0.625%, 04/15/36	EUR	6,600	5,689,477
Deutsche Bank AG
Ω	1.750%, 01/17/28	EUR	1,000	979,612
Deutsche Telekom International Finance BV
Ω	1.375%, 01/30/27	EUR	800	835,521
Ω	2.000%, 12/01/29	EUR	500	531,800
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		3,300	2,682,151
Kreditanstalt fuer Wiederaufbau
Ω	4.000%, 02/27/25	AUD	1,000	721,268
	2.050%, 02/16/26	JPY	248,000	2,063,156
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	780,374
Mercedes-Benz Group AG
Ω	1.375%, 05/11/28	EUR	900	926,856
Ω	1.125%, 08/08/34	EUR	500	455,572

46

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
NRW Bank
Ω	0.750%, 06/30/28	EUR	1,000	$1,011,533
Siemens Financieringsmaatschappij NV
Ω	1.000%, 09/06/27	EUR	800	824,024
State of North Rhine-Westphalia Germany
Ω	0.950%, 03/13/28	EUR	2,500	2,577,766

TOTAL GERMANY				27,942,213

ITALY — (0.9%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,424,063
Ω	1.750%, 07/04/29	EUR	800	787,346
Italy Buoni Poliennali Del Tesoro
Ω	0.900%, 04/01/31	EUR	800	726,996
Ω	0.600%, 08/01/31	EUR	1,000	875,134
Ω	0.950%, 12/01/31	EUR	600	538,940
Ω	1.800%, 03/01/41	EUR	3,000	2,596,735

TOTAL ITALY				6,949,214

JAPAN — (2.9%)
Japan Government Thirty Year Bond
	2.200%, 03/20/41	JPY	130,000	1,266,352
Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	600,000	5,087,159
	0.400%, 03/20/36	JPY	215,000	1,645,398
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	983,147
	3.741%, 03/07/29		1,000	961,040
	2.048%, 07/17/30		1,500	1,245,451
Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	567,211
Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,464,002
	2.679%, 07/16/30		1,000	860,254
ORIX Corp.
	2.250%, 03/09/31		2,600	2,216,511
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	986,257
	3.446%, 01/11/27		600	579,838
	2.750%, 01/15/30		2,000	1,769,468
	2.222%, 09/17/31		1,000	827,240
	2.296%, 01/12/41		2,507	1,822,650

TOTAL JAPAN				22,281,978

			Face Amount^	Value†
			(000)
NETHERLANDS — (3.2%)
Allianz Finance II BV
Ω	1.500%, 01/15/30	EUR	1,400	$1,427,113
BNG Bank NV
Ω	5.200%, 12/07/28	GBP	1,500	2,234,925
Ω	3.300%, 04/26/29	AUD	3,000	2,048,045
Ω	1.000%, 06/03/30		4,200	3,544,150
Cooperatieve Rabobank UA
Ω	1.375%, 02/03/27	EUR	600	627,872
Heineken NV
Ω	1.375%, 01/29/27	EUR	1,000	1,035,391
ING Groep NV
	3.950%, 03/29/27		1,500	1,462,484
Ω	1.375%, 01/11/28	EUR	900	900,253
JAB Holdings BV
Ω	2.250%, 12/19/39	EUR	5,300	4,477,283
Koninklijke KPN NV
Ω	5.750%, 09/17/29	GBP	3,288	4,582,395
Koninklijke Philips NV
Ω	1.375%, 05/02/28	EUR	800	809,844
Nederlandse Waterschapsbank NV
Ω	1.000%, 03/01/28	EUR	1,000	1,031,750

TOTAL NETHERLANDS				24,181,505

NEW ZEALAND — (0.5%)
New Zealand Government Bond
Ω	3.500%, 04/14/33	NZD	3,500	2,225,299
New Zealand Local Government Funding Agency Bond
	3.500%, 04/14/33	NZD	2,500	1,476,500

TOTAL NEW ZEALAND				3,701,799

NORWAY — (2.4%)
Kommunalbanken AS
Ω	0.625%, 04/20/26	EUR	1,700	1,743,491
Ω	1.125%, 06/14/30		17,500	14,957,530
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	1,994,381

TOTAL NORWAY				18,695,402

SINGAPORE — (0.7%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	7,000	5,190,716

SPAIN — (0.7%)
Banco Santander SA
	3.490%, 05/28/30		400	365,158
Santander Holdings USA, Inc.
	4.500%, 07/17/25		950	957,119

47

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Santander UK Group Holdings PLC
Ω	3.625%, 01/14/26	GBP	400	$503,614
Telefonica Emisiones SA
Ω	5.375%, 02/02/26	GBP	600	817,197
	7.045%, 06/20/36		2,300	2,649,922

TOTAL SPAIN				5,293,010

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.2%)
African Development Bank
	0.500%, 03/21/29	EUR	1,000	984,431
Asian Development Bank
	3.750%, 03/12/25	AUD	4,000	2,865,027
	2.350%, 06/21/27	JPY	1,200,000	10,339,558
European Bank for Reconstruction & Development
	5.625%, 12/07/28	GBP	800	1,222,906
European Financial Stability Facility
Ω	0.625%, 10/16/26	EUR	1,700	1,755,119
European Investment Bank
	2.150%, 01/18/27	JPY	700,000	5,913,483
European Stability Mechanism
Ω	1.200%, 05/23/33	EUR	600	601,091
European Union
Ω	1.250%, 04/04/33	EUR	500	507,212
Inter-American Development Bank
	3.125%, 09/18/28		500	500,770
International Bank for Reconstruction & Development
	5.750%, 06/07/32	GBP	2,200	3,630,503
	1.200%, 08/08/34	EUR	1,300	1,283,184
International Finance Corp.
	1.500%, 04/15/35	AUD	5,300	2,786,296

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				32,389,580

SWITZERLAND — (0.3%)
Credit Suisse AG
Ω	1.500%, 04/10/26	EUR	800	824,520
Credit Suisse Group AG
Ω	0.625%, 01/18/33	EUR	1,170	906,022
UBS Group AG
Ω	1.250%, 09/01/26	EUR	800	815,060

TOTAL SWITZERLAND				2,545,602

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (5.6%)
Barclays PLC
	4.375%, 01/12/26		1,000	$996,517
	3.250%, 01/17/33	GBP	1,800	2,113,147
British Telecommunications PLC
Ω	3.125%, 11/21/31	GBP	1,200	1,426,881
CNH Industrial Finance Europe SA
Ω	1.625%, 07/03/29	EUR	1,700	1,689,236
Diageo Finance PLC
Ω	1.500%, 10/22/27	EUR	500	521,987
Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	3,159,388
GlaxoSmithKline Capital PLC
Ω	1.000%, 09/12/26	EUR	800	827,459
HSBC Holdings PLC
	4.300%, 03/08/26		2,000	2,002,453
	4.950%, 03/31/30		1,500	1,513,374
Lloyds Banking Group PLC
Ω	1.500%, 09/12/27	EUR	900	914,316
LSEGA Financing PLC
Ω	2.500%, 04/06/31		3,700	3,228,221
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		600	610,772
Motability Operations Group PLC
Ω	3.625%, 03/10/36	GBP	2,000	2,642,960
Nationwide Building Society
Ω	3.250%, 01/20/28	GBP	700	885,173
Natwest Group PLC
	4.800%, 04/05/26		700	706,080
Prudential PLC
	3.125%, 04/14/30		2,700	2,492,448
Unilever Finance Netherlands BV
Ω	1.375%, 07/31/29	EUR	700	719,085
United Kingdom Gilt
Ω	0.625%, 07/31/35	GBP	13,700	14,328,271
Vodafone Group PLC
Ω	1.875%, 11/20/29	EUR	600	623,027
Ω	1.625%, 11/24/30	EUR	750	749,445
	5.000%, 05/30/38		1,000	993,817

TOTAL UNITED KINGDOM				43,144,057

UNITED STATES — (42.3%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		6,400	5,174,204
Abbott Ireland Financing DAC
Ω	1.500%, 09/27/26	EUR	800	847,539
AbbVie, Inc.
	4.250%, 11/14/28		600	598,052
	2.125%, 06/01/29	EUR	800	843,345

48

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Activision Blizzard, Inc.
	3.400%, 06/15/27		1,000	$981,132
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		750	710,157
	Alleghany Corp.
	3.625%, 05/15/30		1,000	960,975
	Ally Financial, Inc.
	8.000%, 11/01/31		750	892,211
	Amazon.com, Inc.
	4.800%, 12/05/34		400	430,290
	American Campus Communities Operating Partnership LP
	3.875%, 01/30/31		3,000	3,035,615
	American Express Co.
	3.000%, 10/30/24		1,000	990,890
	American International Group, Inc.
	1.875%, 06/21/27	EUR	800	826,828
	American Tower Corp.
	3.950%, 03/15/29		1,000	950,108
	1.000%, 01/15/32	EUR	1,400	1,216,875
	4.050%, 03/15/32		1,875	1,759,117
	American Water Capital Corp.
	2.950%, 09/01/27		800	767,492
	AmerisourceBergen Corp.
	2.800%, 05/15/30		3,300	2,948,581
	Amgen, Inc.
	2.300%, 02/25/31		2,500	2,150,844
	3.150%, 02/21/40		3,000	2,418,972
	Amphenol Technologies Holding GmbH
Ω	2.000%, 10/08/28	EUR	600	629,126
	Anthem, Inc.
	4.101%, 03/01/28		1,000	999,169
	2.250%, 05/15/30		2,650	2,285,264
	Aon Corp.
	4.500%, 12/15/28		500	508,811
	3.750%, 05/02/29		500	487,393
	2.800%, 05/15/30		1,500	1,334,309
	Aon Global Ltd.
	2.875%, 05/14/26	EUR	500	549,313
	Apple, Inc.
	1.200%, 02/08/28		4,000	3,501,067
	1.375%, 05/24/29	EUR	1,600	1,659,057
	3.050%, 07/31/29	GBP	1,300	1,681,846
	Applied Materials, Inc.
	3.300%, 04/01/27		1,000	986,280
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	976,769
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,257,469

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	AT&T, Inc.
	2.750%, 06/01/31		2,000	$1,763,674
	5.200%, 11/18/33	GBP	500	705,228
	3.500%, 06/01/41		2,500	2,077,541
	Autodesk, Inc.
	3.500%, 06/15/27		500	486,375
	AutoNation, Inc.
	3.850%, 03/01/32		1,200	1,082,528
	AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,663,517
	Avnet, Inc.
	4.625%, 04/15/26		500	501,572
	3.000%, 05/15/31		4,350	3,721,643
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		800	783,644
	Baxter International, Inc.
	2.600%, 08/15/26		1,000	946,333
	1.300%, 05/15/29	EUR	500	494,871
	Best Buy Co., Inc.
	4.450%, 10/01/28		800	810,974
	Biogen, Inc.
	4.050%, 09/15/25		900	895,137
	2.250%, 05/01/30		2,800	2,340,675
	BlackRock, Inc.
	1.250%, 05/06/25	EUR	600	630,194
	3.250%, 04/30/29		1,000	964,251
	Block Financial LLC
	2.500%, 07/15/28		5,000	4,431,894
	Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	523,414
	3.550%, 03/15/28		1,200	1,170,595
	4.625%, 04/13/30		253	258,709
	Boston Properties LP
	3.250%, 01/30/31		1,400	1,270,430
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,919,115
	Broadcom, Inc.
	4.300%, 11/15/32		1,000	937,664
Ω	3.469%, 04/15/34		4,000	3,395,167
Ω	3.137%, 11/15/35		1,000	807,723
	Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	996,409
	2.375%, 03/15/31		3,100	2,568,779
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	870,741
	Campbell Soup Co.
	4.150%, 03/15/28		600	596,799
	Capital One Financial Corp.
	3.750%, 03/09/27		600	584,392
	3.800%, 01/31/28		700	672,742
	1.650%, 06/12/29	EUR	2,800	2,698,931
	Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	972,445

49

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Carrier Global Corp.
3.377%, 04/05/40		4,500	$3,695,036
Charles Schwab Corp.
2.750%, 10/01/29		1,500	1,374,324
Choice Hotels International, Inc.
3.700%, 12/01/29		500	467,226
Chubb INA Holdings, Inc.
1.550%, 03/15/28	EUR	800	815,144
0.875%, 12/15/29	EUR	1,500	1,425,665
Cigna Corp.
3.400%, 03/01/27		1,000	972,075
4.375%, 10/15/28		1,000	1,003,256
2.400%, 03/15/30		1,900	1,662,416
Citizens Bank NA
3.750%, 02/18/26		500	501,787
Citrix Systems, Inc.
3.300%, 03/01/30		2,300	2,268,113
Clorox Co.
1.800%, 05/15/30		2,000	1,662,911
CNO Financial Group, Inc.
5.250%, 05/30/29		3,000	3,057,759
Coca-Cola Co.
0.950%, 05/06/36	EUR	1,500	1,331,598
Colgate-Palmolive Co.
0.500%, 03/06/26	EUR	600	612,316
Comcast Corp.
4.250%, 01/15/33		500	498,939
Constellation Brands, Inc.
3.600%, 02/15/28		1,000	962,868
3.150%, 08/01/29		1,000	917,569
Costco Wholesale Corp.
3.000%, 05/18/27		700	688,058
1.600%, 04/20/30		2,000	1,697,671
Cox Communications, Inc.
Ω 3.500%, 08/15/27		500	485,162
Ω 4.800%, 02/01/35		460	449,969
Darden Restaurants, Inc.
3.850%, 05/01/27		1,000	983,967
DH Europe Finance Sarl
1.200%, 06/30/27	EUR	800	816,619
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		500	417,506
Discover Financial Services
4.500%, 01/30/26		800	809,443
Discovery Communications LLC
1.900%, 03/19/27	EUR	800	812,531
3.950%, 03/20/28		2,000	1,922,737
6.350%, 06/01/40		500	529,520
Dollar General Corp.
4.150%, 11/01/25		600	608,429
Dover Corp.
3.150%, 11/15/25		1,000	984,547

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Eaton Corp.
4.000%, 11/02/32		950	$941,120
Eaton Vance Corp.
3.500%, 04/06/27		477	462,079
eBay, Inc.
3.600%, 06/05/27		200	197,015
Emerson Electric Co.
1.250%, 10/15/25	EUR	500	523,830
2.000%, 10/15/29	EUR	300	316,922
Equinix, Inc.
3.200%, 11/18/29		2,700	2,447,612
2.150%, 07/15/30		1,500	1,243,745
ERP Operating LP
2.500%, 02/15/30		2,500	2,247,002
Expedia Group, Inc.
3.800%, 02/15/28		1,000	952,392
FedEx Corp.
1.625%, 01/11/27	EUR	700	731,950
1.300%, 08/05/31	EUR	1,000	942,545
4.900%, 01/15/34		594	605,299
Fidelity National Financial, Inc.
3.400%, 06/15/30		1,300	1,176,600
Fiserv, Inc.
1.625%, 07/01/30	EUR	2,200	2,157,848
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		2,500	2,213,789
Flex Ltd.
4.875%, 06/15/29		1,000	1,000,113
4.875%, 05/12/30		1,500	1,483,716
FMR LLC
Ω 4.950%, 02/01/33		1,250	1,298,302
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29		1,000	905,265
Fox Corp.
4.709%, 01/25/29		700	704,201
Franklin Resources, Inc.
1.600%, 10/30/30		400	323,839
GATX Corp.
3.500%, 03/15/28		600	575,786
General Dynamics Corp.
2.125%, 08/15/26		600	564,850
4.250%, 04/01/40		1,000	987,459
General Motors Financial Co., Inc.
Ω 0.600%, 05/20/27	EUR	500	465,623
Ω 0.650%, 09/07/28	EUR	2,000	1,783,031
3.100%, 01/12/32		2,000	1,686,773
Gilead Sciences, Inc.
3.650%, 03/01/26		600	595,919
4.000%, 09/01/36		1,750	1,648,524
Global Payments, Inc.
4.450%, 06/01/28		1,000	995,379

50

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Goldman Sachs Group, Inc.
Ω 3.125%, 07/25/29	GBP	500	$607,954
Ω 3.000%, 02/12/31	EUR	1,000	1,071,313
Ω 0.750%, 03/23/32	EUR	2,271	1,960,716
6.125%, 02/15/33		1,000	1,114,225
6.250%, 02/01/41		1,000	1,167,921
Harley-Davidson, Inc.
3.500%, 07/28/25		1,000	977,904
Hasbro, Inc.
3.500%, 09/15/27		1,900	1,824,460
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,700	2,327,125
Healthcare Trust of America Holdings LP
2.000%, 03/15/31		1,000	813,049
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		200	206,026
Honeywell International, Inc.
2.250%, 02/22/28	EUR	800	859,565
HP, Inc.
3.400%, 06/17/30		3,000	2,688,270
6.000%, 09/15/41		2,500	2,600,563
Intercontinental Exchange, Inc.
2.100%, 06/15/30		2,500	2,161,100
International Business Machines Corp.
1.750%, 03/07/28	EUR	800	836,989
Jabil, Inc.
3.000%, 01/15/31		2,800	2,433,435
JM Smucker Co.
4.250%, 03/15/35		1,400	1,339,343
Johnson & Johnson
3.550%, 03/01/36		408	391,759
JPMorgan Chase & Co.
2.950%, 10/01/26		500	479,139
Ω 3.500%, 12/18/26	GBP	400	510,655
5.500%, 10/15/40		3,300	3,573,005
Juniper Networks, Inc.
3.750%, 08/15/29		2,000	1,921,441
Kemper Corp.
2.400%, 09/30/30		1,200	983,174
3.800%, 02/23/32		1,000	895,269
Kilroy Realty LP
2.500%, 11/15/32		3,500	2,829,053
Kroger Co.
7.500%, 04/01/31		600	726,213
Laboratory Corp. of America Holdings
3.600%, 09/01/27		1,000	981,374

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Lam Research Corp.
4.000%, 03/15/29		800	$795,799
Lazard Group LLC
4.375%, 03/11/29		2,600	2,548,515
Lear Corp.
3.800%, 09/15/27		130	125,381
4.250%, 05/15/29		500	483,342
Legg Mason, Inc.
4.750%, 03/15/26		900	930,769
Leggett & Platt, Inc.
4.400%, 03/15/29		500	498,226
Liberty Mutual Group, Inc.
Ω 2.750%, 05/04/26	EUR	1,100	1,189,050
Ω 6.500%, 03/15/35		900	1,049,429
Lincoln National Corp.
3.050%, 01/15/30		1,000	917,242
3.400%, 01/15/31		2,000	1,864,520
7.000%, 06/15/40		1,500	1,852,332
Markel Corp.
3.500%, 11/01/27		800	776,983
Mars, Inc.
Ω 3.600%, 04/01/34		1,200	1,127,876
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30		2,000	1,732,470
McDonald’s Corp.
Ω 1.750%, 05/03/28	EUR	800	839,111
McKesson Corp.
3.125%, 02/17/29	GBP	1,200	1,477,455
Merck & Co., Inc.
1.875%, 10/15/26	EUR	600	642,901
MetLife, Inc.
6.500%, 12/15/32		500	594,111
5.700%, 06/15/35		2,550	2,854,524
Micron Technology, Inc.
5.327%, 02/06/29		950	983,477
4.663%, 02/15/30		800	789,956
Mohawk Industries, Inc.
3.625%, 05/15/30		3,000	2,790,250
Molson Coors Beverage Co.
3.000%, 07/15/26		1,500	1,428,072
Morgan Stanley
1.375%, 10/27/26	EUR	800	817,176
3.625%, 01/20/27		1,000	975,185
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		1,000	1,005,738
Motorola Solutions, Inc.
4.600%, 05/23/29		1,000	980,209
2.300%, 11/15/30		1,000	818,258
NIKE, Inc.
2.850%, 03/27/30		2,000	1,861,809
Oracle Corp.
3.400%, 07/08/24		2,000	1,993,981
2.950%, 04/01/30		3,500	3,019,510

51

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.600%, 04/01/40		750	$581,105
O’Reilly Automotive, Inc.
3.600%, 09/01/27		600	588,397
Paramount Global
4.950%, 01/15/31		800	792,416
4.200%, 05/19/32		500	461,300
PepsiCo, Inc.
0.875%, 07/18/28	EUR	900	903,516
Pfizer, Inc.
3.450%, 03/15/29		600	585,494
PPG Industries, Inc.
1.400%, 03/13/27	EUR	800	818,981
2.800%, 08/15/29		500	461,483
2.550%, 06/15/30		500	449,494
Principal Financial Group, Inc.
3.100%, 11/15/26		800	771,970
3.700%, 05/15/29		1,000	966,386
Procter & Gamble Co.
1.200%, 10/30/28	EUR	1,000	1,033,733
Progressive Corp.
6.250%, 12/01/32		500	587,691
Prudential Financial, Inc.
3.878%, 03/27/28		390	390,690
PulteGroup, Inc.
6.375%, 05/15/33		850	918,629
6.000%, 02/15/35		1,000	1,046,429
QUALCOMM, Inc.
1.650%, 05/20/32		1,133	918,203
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	981,989
Ralph Lauren Corp.
2.950%, 06/15/30		2,000	1,821,879
Realty Income Corp.
1.800%, 03/15/33		3,000	2,356,803
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,274,173
Roche Holdings, Inc.
Ω 3.625%, 09/17/28		1,950	1,938,344
Roper Technologies, Inc.
4.200%, 09/15/28		1,000	1,003,887
Ross Stores, Inc.
1.875%, 04/15/31		3,250	2,676,668
Royalty Pharma PLC
3.300%, 09/02/40		5,500	4,292,840
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,963,970
salesforce.com, Inc.
3.700%, 04/11/28		1,000	996,961
Simon Property Group LP
2.650%, 07/15/30		2,970	2,612,988
Sky Ltd.
Ω 4.000%, 11/26/29	GBP	600	802,213

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Starbucks Corp.
4.000%, 11/15/28		500	$496,234
Stryker Corp.
3.650%, 03/07/28		1,000	981,519
Sysco Corp.
3.300%, 07/15/26		1,000	974,973
3.250%, 07/15/27		1,500	1,442,434
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,720,494
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	914,705
Travelers Cos., Inc.
5.350%, 11/01/40		1,000	1,107,460
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	763,539
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	804,758
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	1,000,990
4.625%, 07/15/35		600	614,522
6.875%, 02/15/38		2,650	3,379,928
Utah Acquisition Sub, Inc.
Ω 2.250%, 11/22/24	EUR	800	846,247
Ω 3.125%, 11/22/28	EUR	2,000	2,079,788
Ventas Realty LP
4.125%, 01/15/26		2,000	2,008,554
Verizon Communications, Inc.
Ω 4.500%, 08/17/27	AUD	2,000	1,404,770
2.625%, 12/01/31	EUR	800	852,687
3.375%, 10/27/36	GBP	1,300	1,584,622
VF Corp.
2.800%, 04/23/27		2,900	2,795,738
2.950%, 04/23/30		2,500	2,257,632
ViacomCBS, Inc.
4.000%, 01/15/26		600	598,327
VMware, Inc.
4.650%, 05/15/27		1,000	1,013,489
3.900%, 08/21/27		1,400	1,367,379
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	896,505
3.200%, 04/15/30		2,270	2,092,951
Walmart, Inc.
5.750%, 12/19/30	GBP	1,490	2,307,505
Ω 5.625%, 03/27/34	GBP	3,100	4,935,730
5.250%, 09/28/35	GBP	684	1,069,818
Walt Disney Co.
6.200%, 12/15/34		400	468,410
3.500%, 05/13/40		2,000	1,761,373
Wells Fargo & Co.
3.000%, 10/23/26		600	572,910
4.150%, 01/24/29		2,500	2,469,804
Welltower, Inc.
3.100%, 01/15/30		2,000	1,838,993
2.750%, 01/15/31		900	791,923

52

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Whirlpool Corp.
4.750%, 02/26/29		500	$506,613
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	641,430

TOTAL UNITED STATES			324,924,978

TOTAL BONDS			743,782,943

U. S. TREASURY OBLIGATIONS — (0.8%)
U. S. Treasury Bond
3.750%, 08/15/41		3,000	3,254,648
U.S. Treasury Note
0.250%, 06/15/24		3,500	3,319,395

TOTAL U.S. TREASURY OBLIGATIONS			6,574,043

TOTAL INVESTMENT SECURITIES (Cost $863,522,846)			751,649,961

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	1,444,591	$16,709,585

TOTAL INVESTMENTS — (100.0%) (Cost $880,230,295)		$768,359,546

As of April 30, 2022, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	42,849	NZD	63,772	Citibank, N.A.	06/01/22	$1,676
USD	4,149,708	NZD	5,985,095	HSBC Bank	06/01/22	285,559
USD	4,480,202	EUR	4,091,912	Australia And New Zealand Banking Group	06/23/22	153,029
USD	2,749,153	EUR	2,491,769	Royal Bank of Scotland	06/23/22	114,124
USD	3,854,352	EUR	3,493,681	State Street Bank and Trust	06/23/22	159,804
USD	5,313,633	AUD	7,056,562	Australia And New Zealand Banking Group	06/24/22	323,161
USD	5,433,271	SGD	7,367,684	Australia And New Zealand Banking Group	06/24/22	106,039
USD	28,006,016	JPY	3,400,497,711	State Street Bank and Trust	06/24/22	1,755,596
USD	77,464,253	GBP	59,006,294	Morgan Stanley and Co. International	06/29/22	3,257,864
USD	196,273	JPY	24,020,023	State Street Bank and Trust	06/29/22	10,807
USD	11,269,017	EUR	10,150,370	State Street Bank and Trust	06/29/22	531,504
USD	45,839,288	AUD	60,427,168	HSBC Bank	07/05/22	3,096,131
USD	123,377,224	EUR	112,732,338	HSBC Bank	07/08/22	4,062,557
USD	100,302,848	CAD	126,511,390	State Street Bank and Trust	07/11/22	1,846,732
USD	2,146,225	NOK	18,909,857	Morgan Stanley and Co. International	07/18/22	129,331
USD	12,361,675	GBP	9,697,997	State Street Bank and Trust	07/22/22	162,998

Total Appreciation						$15,996,912

NZD	221,069	USD	150,183	Citibank, N.A.	06/01/22	$(7,454)
EUR	2,124,902	USD	2,312,081	Societe Generale	06/23/22	(65,010)
SGD	183,164	USD	134,346	Citibank, N.A.	06/24/22	(1,908)
AUD	851,807	USD	637,390	Citibank, N.A.	06/24/22	(34,984)
GBP	4,346,641	USD	5,578,988	HSBC Bank	06/29/22	(112,647)

53

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	4,000,046	USD	5,229,151	State Street Bank and Trust	06/29/22	$(198,688)
AUD	4,962,643	USD	3,599,335	Bank of New York	07/05/22	(89,010)
CAD	6,267,106	USD	4,978,797	Bank of New York	07/11/22	(101,490)
USD	891,980	GBP	709,821	Royal Bank of Scotland	07/22/22	(872)

Total (Depreciation)						$(612,063)

Total Appreciation (Depreciation)						$15,384,849

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,292,975	—	$1,292,975
Bonds
Australia	—	39,073,868	—	39,073,868
Belgium	—	4,140,642	—	4,140,642
Canada	—	121,461,413	—	121,461,413
Denmark	—	4,614,465	—	4,614,465
Finland	—	2,357,967	—	2,357,967
France	—	54,894,534	—	54,894,534
Germany	—	27,942,213	—	27,942,213
Italy	—	6,949,214	—	6,949,214
Japan	—	22,281,978	—	22,281,978
Netherlands	—	24,181,505	—	24,181,505
New Zealand	—	3,701,799	—	3,701,799
Norway	—	18,695,402	—	18,695,402
Singapore	—	5,190,716	—	5,190,716
Spain	—	5,293,010	—	5,293,010
Supranational Organization Obligations	—	32,389,580	—	32,389,580
Switzerland	—	2,545,602	—	2,545,602
United Kingdom	—	43,144,057	—	43,144,057
United States	—	324,924,978	—	324,924,978
U.S. Treasury Obligations	—	6,574,043	—	6,574,043
Securities Lending Collateral	—	16,709,585	—	16,709,585
Forward Currency Contracts**	—	15,384,849	—	15,384,849

TOTAL	—	$783,744,395	—	$783,744,395

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	International Social Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $49,044, $161,989, $7,775, $268,205 and $105,399 of securities on loan, respectively)	$1,491,886	$5,105,375	$299,492	$3,053,465	$1,286,293
Temporary Cash Investments at Value & Cost	3,819	11,075	1,796	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,053, $77,071, $4,870, $269,042 and $99,558, respectively)	22,054	77,081	4,870	269,067	99,571
Segregated Cash for Futures Contracts	—	—	11	—	—
Foreign Currencies at Value	—	—	—	9,494	2,514
Cash	—	—	—	1,883	5,072
Receivables:
Investment Securities Sold	208	874	353	6,419	1,203
Dividends and Interest	982	3,613	67	17,139	7,913
Securities Lending Income	8	27	1	215	109
Fund Shares Sold	1,163	5,449	404	3,928	2,344
Futures Margin Variation	—	—	18	—	—
Unrealized Gain on Foreign Currency Contracts	—	—	—	8	—
Deferred Offering Costs	—	—	1	—	—
Prepaid Expenses and Other Assets	30	78	16	131	23

Total Assets	1,520,150	5,203,572	307,029	3,361,749	1,405,042

LIABILITIES:
Payables:
Upon Return of Securities Loaned	22,073	77,124	4,872	269,092	99,582
Investment Securities Purchased	720	1,677	1,140	5,803	2,437
Fund Shares Redeemed	555	3,075	105	3,182	1,132
Due to Advisor	234	626	80	533	251
Accrued Expenses and Other Liabilities	171	95	107	234	176

Total Liabilities	23,753	82,597	6,304	278,844	103,578

NET ASSETS	$1,496,397	$5,120,975	$300,725	$3,082,905	$1,301,464

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	71,055,336	161,347,739	18,647,199	272,905,385	98,403,633

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.06	$31.74	$16.13	$11.30	$13.23

Investment Securities at Cost	$847,171	$3,538,816	$266,450	$2,741,383	$1,180,496

Foreign Currencies at Cost	$—	$—	$—	$9,538	$2,523

NET ASSETS CONSIST OF:
Paid-In Capital	$793,769	$3,528,513	$259,791	$2,762,925	$1,161,035
Total Distributable Earnings (Loss)	702,628	1,592,462	40,934	319,980	140,429

NET ASSETS	$1,496,397	$5,120,975	$300,725	$3,082,905	$1,301,464

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	1,000,000,000	1,000,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Sustainability Core 1 Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$37,235	—	—
Investment Securities at Value (including $33,490, $66,142, $0, $21,961 and $16,338 of securities on loan)	$945,068	$1,571,743	—	$499,487	$751,650
Temporary Cash Investments at Value & Cost	—	—	6	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $15,267, $19,333, $0, $22,468 and $16,707, respectively)	15,268	19,332	—	22,470	16,710
Foreign Currencies at Value	3,462	4,575	—	1	71
Cash	846	2,296	—	4,867	9,990
Receivables:
Investment Securities Sold	1,268	1,388	—	—	—
Dividends, Interest and Tax Reclaims	1,379	2,376	—	4,368	6,526
Securities Lending Income	92	203	—	3	2
Fund Shares Sold	1,280	1,056	—	790	897
Unrealized Gain on Forward Currency Contracts	—	—	—	—	15,997
Prepaid Expenses and Other Assets	32	27	10	40	25

Total Assets	968,695	1,602,996	37,251	532,026	801,868

LIABILITIES:
Payables:
Upon Return of Securities Loaned	15,272	19,344	—	22,474	16,712
Investment Securities Purchased	2,449	1,349	—	—	—
Fund Shares Redeemed	798	1,070	11	417	1,955
Due to Advisor	280	482	1	76	147
Unrealized Loss on Forward Currency Contracts	—	—	—	—	612
Deferred Taxes Payable	3,987	7,946	—	—	—
Accrued Expenses and Other Liabilities	203	579	64	36	113

Total Liabilities	22,989	30,770	76	23,003	19,539

NET ASSETS	$945,706	$1,572,226	$37,175	$509,023	$782,329

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	103,747,922	110,242,164	3,212,856	54,614,976	80,354,332

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.12	$14.26	$11.57	$9.32	$9.74

Investments in Affiliated Investment Companies at Cost	$—	$—	$36,703	$—	$—

Investment Securities at Cost	$913,485	$1,280,260	$—	$548,030	$863,523

Foreign Currencies at Cost	$3,503	$4,587	$—	$1	$72

NET ASSETS CONSIST OF:
Paid-In Capital	$926,981	$1,321,833	$25,305	$560,199	$882,680
Total Distributable Earnings (Loss)	18,725	250,393	11,870	(51,176)	(100,351)

NET ASSETS	$945,706	$1,572,226	$37,175	$509,023	$782,329

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,500,000,000	500,000,000	1,000,000,000	500,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	U.S. Sustainability Core 1 Portfolio#	U.S. Sustainability Targeted Value Portfolio#	International Sustainability Core 1 Portfolio#	International Social Core Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $6, $9, $2, $4,866 and $2,174, respectively)	$10,943	$36,426	$2,330	$45,818	$22,875
Income from Securities Lending	62	136	6	674	359

Total Investment Income	11,005	36,562	2,336	46,492	23,234

Expenses
Investment Management Fees	1,538	4,238	498	3,426	1,697
Accounting & Transfer Agent Fees	103	411	29	270	78
Custodian Fees	15	33	8	196	111
Filing Fees	40	62	19	66	23
Shareholders’ Reports	30	45	18	32	29
Directors’/Trustees’ Fees & Expenses	(8)	(27)	(2)	(16)	(7)
Professional Fees	8	29	1	25	12
Previously Waived Fees Recovered by Advisor (Note C)	—	—	11	—	—
Other	60	57	6	60	68

Total Expenses	1,786	4,848	588	4,059	2,011

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	19	—	—
Fees Paid Indirectly (Note C)	—	—	—	(1)	—

Net Expenses	1,786	4,848	569	4,060	2,011

Net Investment Income (Loss)	9,219	31,714	1,767	42,432	21,223

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	56,293	25,644	7,636	8,350	34,765
Affiliated Investment Companies Shares Sold	(9)	(31)	(1)	(32)	(17)
Futures	(67)	345	23	(120)	(1,177)
Foreign Currency Transactions	—	—	—	(420)	(432)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(251,517)	(731,260)	(30,140)	(581,459)	(265,470)
Affiliated Investment Companies Shares	(1)	4	—	11	4
Futures	—	—	(7)	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	(736)	(343)

Net Realized and Unrealized Gain (Loss)	(195,301)	(705,298)	(22,489)	(574,406)	(232,670)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(186,082)	$(673,584)	$(20,722)	$(531,974)	$(211,447)

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio#	Emerging Markets Social Core Equity Portfolio#	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio#	DFA Global Sustainability Fixed Income Portfolio#
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$255	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	255	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,040, $1,989, $0, $0 and $0, respectively)	$8,771	$16,424	—	—	—
Interest	—	—	—	$5,971	$8,970
Income from Securities Lending	488	1,012	—	10	10

Total Fund Investment Income	9,259	17,436	—	5,981	8,980

Fund Expenses
Investment Management Fees	1,771	3,122	—	518	1,002
Accounting & Transfer Agent Fees	92	77	10	38	80
Custodian Fees	236	413	—	2	14
Filing Fees	29	18	10	21	45
Shareholders’ Reports	16	31	8	17	11
Directors’/Trustees’ Fees & Expenses	(4)	(7)	5	(3)	(4)
Professional Fees	17	33	—	3	5
Previously Waived Fees Recovered by Advisor (Note C)	—	—	2	—	69
Other	15	100	—	6	9

Total Fund Expenses	2,172	3,787	35	602	1,231

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	22	—	—
Fees Paid Indirectly (Note C)	—	1	—	1	2

Net Expenses	2,172	3,786	13	601	1,229

Net Investment Income (Loss)	7,087	13,650	242	5,380	7,751

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	680	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(7,299)	5,271	—	(2,921)	(14,808)
Affiliated Investment Companies Shares Sold	(3)	(5)	(138)	—	(5)
Futures	29	(1,572)	—	—	—
Foreign Currency Transactions	(103)	(147)	—	—	237
Forward Currency Contracts	(1)	—	—	—	15,925
In-Kind Redemptions	—	—	10,806	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(114,824)	(205,368)	—	(58,344)	(123,715)
Affiliated Investment Companies Shares	—	(3)	(15,527)	1	3
Translation of Foreign Currency-Denominated Amounts	—	(8)	—	—	(134)
Forward Currency Contracts	—	—	—	—	15,878

Net Realized and Unrealized Gain (Loss)	(122,201)	(201,832)	(4,179)	(61,264)	(106,619)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(115,114)	$(188,182)	$(3,937)	$(55,884)	$(98,868)

**	Net of foreign capital gain taxes withheld of $225, $965, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,219	$19,124	$31,714	$51,702	$1,767	$2,888	$42,432	$67,811
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	56,293	84,680	25,644	98,651	7,636	13,002	8,350	31,351
Affiliated Investment Companies Shares Sold	(9)	(2)	(31)	(9)	(1)	—	(32)	(3)
Futures	(67)	723	345	—	23	226	(120)	134
Foreign Currency Transactions	—	—	—	—	—	—	(420)	(362)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(251,517)	479,044	(731,260)	1,406,334	(30,140)	55,951	(581,459)	701,948
Affiliated Investment Companies Shares	(1)	—	4	—	—	—	11	(6)
Futures	—	—	—	—	(7)	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(736)	(122)

Net Increase (Decrease) in Net Assets Resulting from Operations	(186,082)	583,569	(673,584)	1,556,678	(20,722)	72,067	(531,974)	800,751

Distributions:
Institutional Class Shares	(71,154)	(19,292)	(95,149)	(54,438)	(13,782)	(3,000)	(41,322)	(61,506)
Capital Share Transactions (1):
Shares Issued	181,625	267,671	710,636	1,617,763	69,720	176,116	586,599	793,954
Shares Issued in Lieu of Cash Distributions	64,866	17,323	89,013	50,805	13,772	3,000	37,658	55,899
Shares Redeemed	(237,370)	(350,926)	(534,596)	(783,458)	(34,105)	(52,853)	(354,305)	(382,281)

Net Increase (Decrease) from Capital Share Transactions	9,121	(65,932)	265,053	885,110	49,387	126,263	269,952	467,572

Total Increase (Decrease) in Net Assets	(248,115)	498,345	(503,680)	2,387,350	14,883	195,330	(303,344)	1,206,817
Net Assets
Beginning of Period	1,744,512	1,246,167	5,624,655	3,237,305	285,842	90,512	3,386,249	2,179,432

End of Period	$1,496,397	$1,744,512	$5,120,975	$5,624,655	$300,725	$285,842	$3,082,905	$3,386,249

(1) Shares Issued and Redeemed:
Shares Issued	7,687	12,038	20,248	49,247	3,980	10,828	46,683	62,005
Shares Issued in Lieu of Cash Distributions	2,713	789	2,441	1,562	798	189	2,934	4,333
Shares Redeemed	(9,914)	(15,819)	(15,216)	(24,374)	(1,957)	(3,213)	(28,807)	(30,145)

Net Increase (Decrease) from Shares Issued and Redeemed	486	(2,992)	7,473	26,435	2,821	7,804	20,810	36,193

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Social Core Equity Portfolio		Emerging Markets Sustainability Core 1 Portfolio		Emerging Markets Social Core Equity Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,223	$38,261	$7,087	$16,630	$13,650	$34,960
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	34,765	49,563	(7,299)	19,015	5,271	87,611
Affiliated Investment Companies Shares Sold	(17)	—	(3)	(1)	(5)	(1)
Futures	(1,177)	463	29	241	(1,572)	1,617
Foreign Currency Transactions	(432)	123	(103)	(320)	(147)	(376)
Forward Currency Contracts	—	—	(1)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(265,470)	376,399	(114,824)	84,666	(205,368)	238,734
Affiliated Investment Companies Shares	4	(4)	—	—	(3)	(1)
Futures	—	—	—	2	—	—
Translation of Foreign Currency-Denominated Amounts	(343)	(80)	—	(9)	(8)	4

Net Increase (Decrease) in Net Assets Resulting from Operations	(211,447)	464,725	(115,114)	120,224	(188,182)	362,548

Distributions:
Institutional Class Shares	(29,926)	(35,541)	(23,658)	(14,961)	(15,342)	(32,216)
Capital Share Transactions (1):
Shares Issued	160,166	227,396	218,476	314,650	257,738	319,628
Shares Issued in Lieu of Cash Distributions	27,074	32,098	23,255	14,600	12,859	27,163
Shares Redeemed	(245,936)	(302,457)	(121,126)	(134,156)	(209,001)	(430,806)

Net Increase (Decrease) from Capital Share Transactions	(58,696)	(42,963)	120,605	195,094	61,596	(84,015)

Total Increase (Decrease) in Net Assets	(300,069)	386,221	(18,167)	300,357	(141,928)	246,317
Net Assets
Beginning of Period	1,601,533	1,215,312	963,873	663,516	1,714,154	1,467,837

End of Period	$1,301,464	$1,601,533	$945,706	$963,873	$1,572,226	$1,714,154

(1) Shares Issued and Redeemed:
Shares Issued	10,948	15,187	22,061	28,986	16,511	19,842
Shares Issued in Lieu of Cash Distributions	1,833	2,154	2,311	1,364	819	1,672
Shares Redeemed	(17,007)	(20,489)	(12,320)	(12,426)	(13,694)	(26,308)

Net Increase (Decrease) from Shares Issued and Redeemed	(4,226)	(3,148)	12,052	17,924	3,636	(4,794)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $225 and $965, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $274 and $26, respectively.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$242	$1,636	$5,380	$9,198	$7,751	$11,716
Capital Gain Distributions Received from Affiliated Investment Companies	680	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(2,921)	5,874	(14,808)	2,052
Affiliated Investment Companies Shares Sold	(138)	129	—	(1)	(5)	(1)
Futures	—	(15)	—	—	—	—
Foreign Currency Transactions	—	—	—	1	237	128
Forward Currency Contracts	—	—	—	(271)	15,925	(2,369)
In-Kind Redemptions	10,806	12,725	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	(58,344)	(20,002)	(123,715)	(24,652)
Affiliated Investment Companies Shares	(15,527)	17,413	1	—	3	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	(2)	(134)	(51)
Forward Currency Contracts	—	—	—	(74)	15,878	(2,448)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,937)	31,888	(55,884)	(5,277)	(98,868)	(15,625)

Distributions:
Institutional Class Shares	(383)	(2,374)	(10,696)	(9,503)	(13,107)	(10,882)
Capital Share Transactions (1):
Shares Issued	16,556	11,303	114,690	216,502	262,145	484,832
Shares Issued in Lieu of Cash Distributions	376	2,368	10,405	9,273	13,074	10,854
Shares Redeemed	(45,680)	(48,793)	(94,500)	(72,790)	(272,653)	(138,877)

Net Increase (Decrease) from Capital Share Transactions	(28,748)	(35,122)	30,595	152,985	2,566	356,809

Total Increase (Decrease) in Net Assets	(33,068)	(5,608)	(35,985)	138,205	(109,409)	330,302
Net Assets
Beginning of Period	70,243	75,851	545,008	406,803	891,738	561,436

End of Period	$37,175	$70,243	$509,023	$545,008	$782,329	$891,738

(1) Shares Issued and Redeemed:
Shares Issued	1,290	887	11,281	20,193	24,878	43,349
Shares Issued in Lieu of Cash Distributions	29	197	1,017	865	1,192	959
Shares Redeemed	(3,391)	(3,702)	(9,328)	(6,784)	(26,766)	(12,499)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,072)	(2,618)	2,970	14,274	(696)	31,809

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio							U.S. Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.72		$16.94	$16.92	$15.83	$15.58	$12.77	$36.55		$25.40	$23.65	$21.35	$20.47	$16.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.27	0.25	0.25	0.24	0.22	0.20		0.37	0.34	0.33	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.76)		7.78	0.39	1.33	0.41	2.93	(4.40)		11.17	1.92	2.46	1.06	3.89

Total from Investment Operations	(2.63)		8.05	0.64	1.58	0.65	3.15	(4.20)		11.54	2.26	2.79	1.36	4.17

Less Distributions:
Net Investment Income	(0.11)		(0.27)	(0.24)	(0.24)	(0.22)	(0.21)	(0.17)		(0.39)	(0.30)	(0.30)	(0.28)	(0.29)
Net Realized Gains	(0.92)		—	(0.38)	(0.25)	(0.18)	(0.13)	(0.44)		—	(0.21)	(0.19)	(0.20)	(0.15)

Total Distributions	(1.03)		(0.27)	(0.62)	(0.49)	(0.40)	(0.34)	(0.61)		(0.39)	(0.51)	(0.49)	(0.48)	(0.44)

Net Asset Value, End of Period	$21.06		$24.72	$16.94	$16.92	$15.83	$15.58	$31.74		$36.55	$25.40	$23.65	$21.35	$20.47

Total Return	(11.12	%)(B)	47.73%	3.85%	10.43%	4.19%	24.99%	(11.71	%)(B)	45.64%	9.73%	13.39%	6.68%	25.18%

Net Assets, End of Period (thousands)	$1,496,397		$1,744,512	$1,246,167	$1,248,004	$1,203,289	$968,618	$5,120,975		$5,624,655	$3,237,305	$2,099,507	$1,656,355	$1,193,184
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.28%	0.29%	0.28%	0.28%	0.18	%(C)	0.21%	0.25%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.23%	0.28%	0.29%	0.28%	0.28%	0.18	%(C)	0.21%	0.25%	0.26%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.12	%(C)	1.20%	1.56%	1.59%	1.44%	1.49%	1.15	%(C)	1.13%	1.39%	1.48%	1.38%	1.50%
Portfolio Turnover Rate	7	%(B)	16%	13%	18%	9%	10%	2	%(B)	8%	5%	12%	4%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Sustainability Targeted Value Portfolio					International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Period Jul 7, 2020 to Oct 31, 2020		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$18.06		$11.28	$10.00		$13.43		$10.09	$10.55	$9.74	$10.86	$8.85

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.23	0.05		0.16		0.29	0.20	0.29	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.18)		6.81	1.27		(2.13)		3.31	(0.47)	0.79	(1.14)	2.00

Total from Investment Operations	(1.08)		7.04	1.32		(1.97)		3.60	(0.27)	1.08	(0.87)	2.25

Less Distributions:
Net Investment Income	(0.10)		(0.20)	(0.04)		(0.16)		(0.26)	(0.19)	(0.27)	(0.25)	(0.24)
Net Realized Gains	(0.75)		(0.06)	—		—		—	—	—	—	—

Total Distributions	(0.85)		(0.26)	(0.04)		(0.16)		(0.26)	(0.19)	(0.27)	(0.25)	(0.24)

Net Asset Value, End of Period	$16.13		$18.06	$11.28		$11.30		$13.43	$10.09	$10.55	$9.74	$10.86

Total Return	(6.29	%)(B)	62.79%	13.19	%(B)	(14.81	%)(B)	35.82%	(2.58%)	11.26%	(8.21%)	25.66%

Net Assets, End of Period (thousands)	$300,725		$285,842	$90,512		$3,082,905		$3,386,249	$2,179,432	$1,375,052	$932,412	$774,000
Ratio of Expenses to Average Net Assets	0.38	%(C)	0.40%	0.40	%(C)(D)	0.24	%(C)	0.27%	0.32%	0.35%	0.37%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.39	%(C)	0.46%	0.78	%(C)(D)	0.24	%(C)	0.27%	0.33%	0.36%	0.34%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.18	%(C)	1.39%	1.35	%(C)(D)	2.56	%(C)	2.28%	1.97%	2.89%	2.47%	2.51%
Portfolio Turnover Rate	11	%(B)	21%	3	%(B)	6	%(B)	7%	4%	5%	8%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Social Core Equity Portfolio							Emerging Markets Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Mar 27, 2018 to Oct 31, 2018
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.60		$11.49	$12.64	$12.17	$13.69	$11.14	$10.51		$8.99	$8.86	$8.01	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.37	0.27	0.38	0.37	0.32	0.07		0.20	0.17	0.21	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)		4.09	(1.16)	0.47	(1.55)	2.54	(1.21)		1.49	0.11	0.81	(2.04)

Total from Investment Operations	(2.07)		4.46	(0.89)	0.85	(1.18)	2.86	(1.14)		1.69	0.28	1.02	(1.91)

Less Distributions:
Net Investment Income	(0.23)		(0.35)	(0.26)	(0.38)	(0.34)	(0.31)	(0.08)		(0.17)	(0.15)	(0.17)	(0.08)
Net Realized Gains	(0.07)		—	—	—	—	—	(0.17)		—	—	—	—

Total Distributions	(0.30)		(0.35)	(0.26)	(0.38)	(0.34)	(0.31)	(0.25)		(0.17)	(0.15)	(0.17)	(0.08)

Net Asset Value, End of Period	$13.23		$15.60	$11.49	$12.64	$12.17	$13.69	$9.12		$10.51	$8.99	$8.86	$8.01

Total Return	(13.50	%)(B)	38.96%	(7.10%)	7.18%	(8.86%)	25.98%	(11.06	%)(B)	18.83%	3.27%	12.85%	(19.13	%)(B)

Net Assets, End of Period (thousands)	$1,301,464		$1,601,533	$1,215,312	$1,207,738	$1,057,790	$828,916	$945,706		$963,873	$663,516	$272,648	$111,976
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.29%	0.32%	0.33%	0.33%	0.38%	0.45	%(C)	0.49%	0.60%	0.63%	0.65	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.27	%(C)	0.29%	0.33%	0.35%	0.33%	0.38%	0.45	%(C)	0.49%	0.61%	0.69%	0.73	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.84	%(C)	2.49%	2.29%	3.15%	2.67%	2.58%	1.45	%(C)	1.87%	1.97%	2.44%	2.32	%(C)(D)
Portfolio Turnover Rate	11	%(B)	20%	9%	17%	8%	11%	5	%(B)	13%	5%	6%	6	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio							Global Social Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Period Nov 19, 2019 to Oct 31, 2020
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.08		$13.18	$13.38	$12.25	$14.41	$11.76	$13.29		$9.60		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.33	0.27	0.35	0.31	0.26	0.09		0.20		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.80)		2.87	(0.18)	1.13	(2.18)	2.65	(1.64)		3.77		(0.41)

Total from Investment Operations	(1.68)		3.20	0.09	1.48	(1.87)	2.91	(1.55)		3.97		(0.24)

Less Distributions:
Net Investment Income	(0.14)		(0.30)	(0.29)	(0.35)	(0.29)	(0.26)	(0.11)		(0.19)		(0.16)
Net Realized Gains	—		—	—	—	—	—	(0.06)		(0.09)		—

Total Distributions	(0.14)		(0.30)	(0.29)	(0.35)	(0.29)	(0.26)	(0.17)		(0.28)		(0.16)

Net Asset Value, End of Period	$14.26		$16.08	$13.18	$13.38	$12.25	$14.41	$11.57		$13.29		$9.60

Total Return	(10.51	%)(B)	24.28%	0.82%	12.20%	(13.19%)	25.04%	(11.82	%)(B)	41.79%		(2.29	%)(B)

Net Assets, End of Period (thousands)	$1,572,226		$1,714,154	$1,467,837	$1,466,938	$1,318,615	$1,361,922	$37,175		$70,243		$75,851
Ratio of Expenses to Average Net Assets *	0.44	%(C)	0.47%	0.53%	0.54%	0.53%	0.57%	0.34	%(C)(E)	0.34	%(E)	0.34	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed by Advisor and Fees Paid Indirectly) *	0.44	%(C)	0.47%	0.54%	0.55%	0.53%	0.57%	0.46	%(C)(E)	0.36	%(E)	0.57	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.59	%(C)	2.00%	2.16%	2.64%	2.18%	2.06%	1.34	%(C)(E)	1.60	%(E)	1.86	%(C)(D)(E)
Portfolio Turnover Rate	14	%(B)	22%	20%	15%	11%	14%	N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.27	%(C)	0.28%		0.32	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio							DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 6, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.55		$10.89	$10.36	$9.43	$9.90	$10.01	$11.00		$11.40	$11.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.20	0.24	0.26	0.23	0.19	0.09		0.17	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.12)		(0.33)	0.53	0.92	(0.48)	(0.12)	(1.19)		(0.37)	0.45	0.96

Total from Investment Operations	(1.02)		(0.13)	0.77	1.18	(0.25)	0.07	(1.10)		(0.20)	0.63	1.16

Less Distributions:
Net Investment Income	(0.11)		(0.19)	(0.24)	(0.25)	(0.22)	(0.18)	(0.15)		(0.18)	(0.21)	(0.16)
Net Realized Gains	(0.10)		(0.02)	—	—	—	—	(0.01)		(0.02)	(0.02)	—

Total Distributions	(0.21)		(0.21)	(0.24)	(0.25)	(0.22)	(0.18)	(0.16)		(0.20)	(0.23)	(0.16)

Net Asset Value, End of Period	$9.32		$10.55	$10.89	$10.36	$9.43	$9.90	$9.74		$11.00	$11.40	$11.00

Total Return	(9.89	%)(B)	(1.19%)	7.54%	12.72%	(2.50%)	0.73%	(10.18	%)(B)	(1.78%)	5.83%	11.65	%(B)

Net Assets, End of Period (thousands)	$509,023		$545,008	$406,803	$298,233	$226,233	$126,034	$782,329		$891,738	$561,436	$351,487
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.23%	0.25%	0.27%	0.27%	0.27%	0.27	%(C)	0.28%	0.28%	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22	%(C)	0.23%	0.25%	0.26%	0.25%	0.29%	0.27	%(C)	0.28%	0.30%	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.01	%(C)	1.89%	2.21%	2.60%	2.43%	1.95%	1.70	%(C)	1.55%	1.62%	1.85	%(C)(D)
Portfolio Turnover Rate	14	%(B)	21%	18%	15%	9%	24%	17	%(B)	11%	19%	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, ten of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of April 30, 2022, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/2022
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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Debt securities held by the DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, on behalf of the International Equity Portfolios the Board of Directors has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt

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securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio. As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.19	%*
U.S. Sustainability Core 1 Portfolio	0.15	%*
U.S. Sustainability Targeted Value Portfolio	0.33	%*
International Sustainability Core 1 Portfolio	0.21	%*
International Social Core Equity Portfolio	0.23	%*
Emerging Markets Sustainability Core 1 Portfolio	0.36	%*
Emerging Markets Social Core Equity Portfolio	0.36	%*
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.19	%*
DFA Global Sustainability Fixed Income Portfolio	0.22	%*

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
U.S. Social Core Equity 2 Portfolio	0.19%	0.18%
U.S. Sustainability Core 1 Portfolio	0.16%	0.14%
U.S. Sustainability Targeted Value Portfolio	0.36%	0.28%
International Sustainability Core 1 Portfolio	0.21%	0.20%
International Social Core Equity Portfolio	0.23%	0.22%
Emerging Markets Sustainability Core 1 Portfolio	0.37%	0.35%
Emerging Markets Social Core Equity Portfolio	0.37%	0.35%
DFA Social Fixed Income Portfolio	0.20%	0.18%
DFA Global Sustainability Fixed Income Portfolio	0.23%	0.20%

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Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2023. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.25%	—	—	—
U.S. Sustainability Targeted Value Portfolio (3)	0.34%	$11	$19	$232
International Sustainability Core 1 Portfolio (2)	0.38%	—	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—	—
Emerging Markets Sustainability Core 1 Portfolio (3)	0.65%	—	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—	—
Global Social Core Equity Portfolio (4)	0.34%	2	22	139
DFA Social Fixed Income Portfolio (2)	0.27%	—	—	—
DFA Global Sustainability Fixed Income Portfolio (3)	0.25%	69	—	84

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amounts for the International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio were 0.42%, 0.60% and 0.85%, respectively, of the average net assets of each such Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for the U.S. Sustainability Targeted Value Portfolio and DFA Global Sustainability Fixed Income Portfolio were 0.40% and 0.28%, respectively.

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(4)

The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$(1)
Emerging Markets Social Core Equity Portfolio	1
DFA Social Fixed Income Portfolio	1
DFA Global Sustainability Fixed Income Portfolio	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$5
U.S. Sustainability Core 1 Portfolio	(6)
U.S. Sustainability Targeted Value Portfolio	(1)
International Sustainability Core 1 Portfolio	(1)
International Social Core Equity Portfolio	3
Emerging Markets Sustainability Core 1 Portfolio	(2)
Emerging Markets Social Core Equity Portfolio	15
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	(—)
DFA Global Sustainability Fixed Income Portfolio	(2)

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E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$108,017	$152,703
U.S. Sustainability Core 1 Portfolio	—	—	319,111	105,855
U.S. Sustainability Targeted Value Portfolio	—	—	70,226	33,247
International Sustainability Core 1 Portfolio	—	—	474,529	208,162
International Social Core Equity Portfolio	—	—	162,133	231,585
Emerging Markets Sustainability Core 1 Portfolio	—	—	155,862	53,599
Emerging Markets Social Core Equity Portfolio	—	—	293,359	240,741
DFA Social Fixed Income Portfolio	$29,592	$55,223	67,449	19,427
DFA Global Sustainability Fixed Income Portfolio	10,132	43,683	154,943	107,636

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$35,077	$142,991	$156,004	$(9)	$(1)	$22,054	1,907	$24	—

Total	$35,077	$142,991	$156,004	$(9)	$(1)	$22,054	1,907	$24	—

U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$106,736	$398,391	$428,019	$(31)	$4	$77,081	6,664	$74	—

Total	$106,736	$398,391	$428,019	$(31)	$4	$77,081	6,664	$74	—

U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,767	$22,793	$20,689	$(1)	—	$4,870	421	$3	—

Total	$2,767	$22,793	$20,689	$(1)	—	$4,870	421	$3	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$140,332	$551,361	$422,605	$(32)	$11	$269,067	23,262	$137	—

Total	$140,332	$551,361	$422,605	$(32)	$11	$269,067	23,262	$137	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$70,171	$211,386	$181,973	$(17)	$4	$99,571	8,608	$63	—

Total	$70,171	$211,386	$181,973	$(17)	$4	$99,571	8,608	$63	—

Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$14,238	$61,924	$60,891	$(3)	—	$15,268	1,320	—	—

Total	$14,238	$61,924	$60,891	$(3)	—	$15,268	1,320	—	—

Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$28,983	$86,390	$96,033	$(5)	$(3)	$19,332	1,671	$22	—

Total	$28,983	$86,390	$96,033	$(5)	$(3)	$19,332	1,671	$22	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$41,524	$10,268	$26,842	$7,624	$(10,540)	$22,034	1,046	$96	$642
International Social Core Equity Portfolio	20,308	5,034	13,127	2,248	(3,716)	10,747	812	127	38
Emerging Markets Social Core Equity Portfolio	8,418	1,977	5,466	796	(1,271)	4,454	312	32	—

Total	$70,250	$17,279	$45,435	$10,668	$(15,527)	$37,235	2,170	$255	$680

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$22,102	$80,965	$80,598	—	$1	$22,470	1,943	$15	—

Total	$22,102	$80,965	$80,598	—	$1	$22,470	1,943	$15	—

DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$8,595	$49,589	$41,472	$(5)	$3	$16,710	1,445	$10	—

Total	$8,595	$49,589	$41,472	$(5)	$3	$16,710	1,445	$10	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2020	$17,695	$28,320	—	$46,015
2021	19,291	—	—	19,291
U.S. Sustainability Core 1 Portfolio
2020	33,717	18,566	—	52,283
2021	54,438	—	—	54,438
U.S. Sustainability Targeted Value Portfolio
2020	269	—	—	269
2021	2,889	111	—	3,000
International Sustainability Core 1 Portfolio
2020	34,199	—	—	34,199
2021	61,506	—	—	61,506
International Social Core Equity Portfolio
2020	26,116	—	—	26,116
2021	35,542	—	—	35,542
Emerging Markets Sustainability Core 1 Portfolio
2020	8,889	—	—	8,889
2021	14,961	—	—	14,961
Emerging Markets Social Core Equity Portfolio
2020	32,632	—	—	32,632
2021	32,216	—	—	32,216
Global Social Core Equity Portfolio
2020	1,149	—	—	1,149
2021	1,629	745	—	2,374
DFA Social Fixed Income Portfolio
2020	8,100	—	—	8,100
2021	8,775	729	—	9,504
DFA Global Sustainability Fixed Income Portfolio
2020	7,450	—	—	7,450
2021	9,900	982	—	10,882

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As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,459)	$(5,595)	$(7,054)
U.S. Sustainability Core 1 Portfolio	(4,714)	(933)	(5,647)
U.S. Sustainability Targeted Value Portfolio	(1,413)	(7)	(1,420)
International Sustainability Core 1 Portfolio	(2,454)	—	(2,454)
International Social Core Equity Portfolio	(3,016)	—	(3,016)
Emerging Markets Sustainability Core 1 Portfolio	(2,043)	(76)	(2,119)
Emerging Markets Social Core Equity Portfolio	(2,661)	—	(2,661)
Global Social Core Equity Portfolio	—	—	—
DFA Social Fixed Income Portfolio	(550)	—	(550)
DFA Global Sustainability Fixed Income Portfolio	(879)	—	(879)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	$2,175	$61,383	—	$896,331	$959,889
U.S. Sustainability Core 1 Portfolio	4,059	64,548	—	2,292,632	2,361,239
U.S. Sustainability Targeted Value Portfolio	10,272	1,866	—	63,301	75,439
International Sustainability Core 1 Portfolio	25,107	—	$(6,536)	874,739	893,310
International Social Core Equity Portfolio	17,366	5,036	—	359,418	381,820
Emerging Markets Sustainability Core 1 Portfolio	4,823	14,899	—	137,780	157,502
Emerging Markets Social Core Equity Portfolio	10,794	—	(33,621)	476,782	453,955
Global Social Core Equity Portfolio	98	43	—	16,048	16,189
DFA Social Fixed Income Portfolio	1,067	4,589	—	9,751	15,407
DFA Global Sustainability Fixed Income Portfolio	9,772	975	—	952	11,699

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Social Core Equity 2 Portfolio	—	—
U.S. Sustainability Core 1 Portfolio	—	—
U.S. Sustainability Targeted Value Portfolio	—	—
International Sustainability Core 1 Portfolio	$6,536	$6,536
International Social Core Equity Portfolio	—	—
Emerging Markets Sustainability Core 1 Portfolio	—	—
Emerging Markets Social Core Equity Portfolio	33,621	33,621
Global Social Core Equity Portfolio	—	—
DFA Social Fixed Income Portfolio	—	—
DFA Global Sustainability Fixed Income Portfolio	—	—

During the year ended October 31, 2021, the Portfolios below utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$16,263
U.S. Sustainability Core 1 Portfolio	28,633
International Sustainability Core 1 Portfolio	30,556
International Social Core Equity Portfolio	39,781
Emerging Markets Sustainability Core 1 Portfolio	2,613
Emerging Markets Social Core Equity Portfolio	86,901

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$872,946	$678,667	$(33,949)	$644,718
U.S. Sustainability Core 1 Portfolio	3,632,156	1,707,995	(141,426)	1,566,569
U.S. Sustainability Targeted Value Portfolio	272,998	49,764	(16,723)	33,041
International Sustainability Core 1 Portfolio	3,029,184	549,215	(237,109)	312,106
International Social Core Equity Portfolio	1,291,875	258,166	(152,355)	105,811
Emerging Markets Sustainability Core 1 Portfolio	933,341	163,362	(131,778)	31,584
Emerging Markets Social Core Equity Portfolio	1,311,686	481,682	(190,200)	291,482
Global Social Core Equity Portfolio	36,720	967	(435)	532
DFA Social Fixed Income Portfolio	570,598	303	(48,893)	(48,590)
DFA Global Sustainability Fixed Income Portfolio	891,178	16,600	(113,184)	(96,584)

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The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio hedge their foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market

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value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$—	$289
International Sustainability Core 1 Portfolio	—	1,602
Emerging Markets Social Core Equity Portfolio	—	5,238
DFA Global Sustainability Fixed Income Portfolio	496,580	—

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)
DFA Global Sustainability Fixed Income Portfolio	$15,997	$15,997

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (2)	Equity Contracts *,(3)
U.S. Sustainability Targeted Value Portfolio	$(7)	—	$(7)
DFA Global Sustainability Fixed Income Portfolio	(612)	$(612)	—

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
U.S. Social Core Equity 2 Portfolio	$(67)	—	$(67	)*
U.S. Sustainability Core 1 Portfolio	345	—	345	*
U.S. Sustainability Targeted Value Portfolio	23	—	23
International Sustainability Core 1 Portfolio	(120)	—	(120	)*
International Social Core Equity Portfolio	(1,177)	—	(1,177	)*
Emerging Markets Sustainability Core 1 Portfolio	28	$(1)	29	*
Emerging Markets Social Core Equity Portfolio	(1,572)	—	(1,572	)*
DFA Global Sustainability Fixed Income Portfolio	15,925	15,925	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
U.S. Sustainability Targeted Value Portfolio	$(7)	—	$(7)
DFA Global Sustainability Fixed Income Portfolio	15,878	$15,878	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2022 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities

DFA Global Sustainability Fixed Income Portfolio
Royal Bank of Scotland	$114	$114	$(1)	—	—	$113	$1	$1	$(1)	—	—	—
Australia And New Zealand Banking Group	582	582	—	—	—	582	—	—	—	—	—	—
State Street Bank and Trust	4,468	4,468	(199)	—	—	4,269	199	199	(199)	—	—	—
HSBC Bank	7,444	7,444	(112)	—	—	7,332	112	112	(112)	—	—	—
Morgan Stanley and Co. International	3,387	3,387	—	—	—	3,387	—	—	—	—	—	—
Citibank, N.A.	2	2	(2)	—	—	—	44	44	(2)	—	—	$42
Societe Generale	—	—	—	—	—	—	65	65	—	—	—	65
Bank of New York	—	—	—	—	—	—	191	191	—	—	—	191

Total	$15,997	$15,997	$(314)	—	—	$15,683	$612	$612	$(314)	—	—	$298

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the

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line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Social Core Equity 2 Portfolio	0.85%	$9,245	31	$7	$24,133	—
U.S. Sustainability Core 1 Portfolio	1.08%	2,467	2	—	4,076	—
U.S. Sustainability Targeted Value Portfolio	0.83%	1,456	8	—	1,739	—
International Sustainability Core 1 Portfolio	0.91%	6,601	9	2	16,244	—
International Social Core Equity Portfolio	0.86%	6,876	23	4	23,946	—
Emerging Markets Sustainability Core 1 Portfolio	0.83%	763	6	—	882	—
Emerging Markets Social Core Equity Portfolio	0.89%	1,799	32	1	4,848	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$11,704	$10,021	$2,318
U.S. Sustainability Core 1 Portfolio	45,877	9,406	507
U.S. Sustainability Targeted Value Portfolio	16,536	5,306	979
International Sustainability Core 1 Portfolio	32,936	26,912	(999)
International Social Core Equity Portfolio	13,204	31,778	1,862
Emerging Markets Sustainability Core 1 Portfolio	471	1,264	(7)
Emerging Markets Social Core Equity Portfolio	366	688	(127)

J. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Social Core Equity 2 Portfolio	$28,903
U.S. Sustainability Core 1 Portfolio	91,935
U.S. Sustainability Targeted Value Portfolio	3,297
International Sustainability Core 1 Portfolio	22,890
International Social Core Equity Portfolio	13,805
Emerging Markets Sustainability Core 1 Portfolio	20,985
Emerging Markets Social Core Equity Portfolio	52,528

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio
Common Stocks	$22,073	—	—	—	$22,073
U.S. Sustainability Core 1 Portfolio
Common Stocks	77,124	—	—	—	77,124
U.S. Sustainability Targeted Value Portfolio
Common Stocks	4,872	—	—	—	4,872
International Sustainability Core 1 Portfolio
Common Stocks	269,092	—	—	—	269,092
International Social Core Equity Portfolio
Common Stocks	99,582	—	—	—	99,582
Emerging Markets Sustainability Core 1 Portfolio
Common Stocks	15,272	—	—	—	15,272
Emerging Markets Social Core Equity Portfolio
Common Stocks	19,344	—	—	—	19,344
DFA Social Fixed Income Portfolio
Agency Obligations, Bonds	22,474	—	—	—	22,474
DFA Global Sustainability Fixed Income Portfolio
Bonds	16,712	—	—	—	16,712

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. In-Kind Redemptions:

During the six months ended April 30, 2022, the Global Social Core Equity Portfolio listed below realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

Global Social Core Equity Portfolio	$10,806

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

N. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

O. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	4	67%
U.S. Sustainability Core 1 Portfolio	4	77%
U.S. Sustainability Targeted Value Portfolio	3	93%
International Sustainability Core 1 Portfolio	3	74%

85

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International Social Core Equity Portfolio	5	55%
Emerging Markets Sustainability Core 1 Portfolio	3	88%
Emerging Markets Social Core Equity Portfolio	5	51%
Global Social Core Equity Portfolio	7	94%
DFA Social Fixed Income Portfolio	4	80%
DFA Global Sustainability Fixed Income Portfolio	4	92%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

86

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

87

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

88

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

89

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

90

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for the Funds (excluding the Global Social Core Equity Portfolio). The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

91

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

92

DFA043022-014S
00274965

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

World ex U.S. Targeted Value Portfolio

Dimensional Investment Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio II

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

SA	Special Assessment

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.

Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.

@	Security purchased with cash collateral received from Securities on Loan.

§	Affiliated Fund.

Financial Highlights

(A)	Computed using average share outstanding.

(B)	Non-Annualized

(C)	Annualized

(D)	Represents the combined ratio for the Portfolio and its pro-rata share of its Master Fund through October 15, 2021.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero, or less than $500.

SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$915.20	0.52%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.22	0.52%	$2.61

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder report, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

World ex U.S. Targeted Value Portfolio
Communication Services	3.9%
Consumer Discretionary	10.7%
Consumer Staples	5.4%
Energy	6.1%
Financials	17.4%
Health Care	4.0%
Industrials	20.3%
Information Technology	6.3%
Materials	18.6%
Real Estate	4.8%
Utilities	2.5%

100.0%

3

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
AUSTRALIA — (5.6%)
IGO Ltd.	138,594	$1,260,148	0.2%
Incitec Pivot Ltd.	465,220	1,254,708	0.2%
Origin Energy Ltd.	257,433	1,231,340	0.2%
OZ Minerals Ltd.	93,959	1,630,931	0.2%
Other Securities		33,713,934	4.8%

TOTAL AUSTRALIA.		39,091,061	5.6%

AUSTRIA — (0.4%)
Other Securities		3,033,186	0.4%

BELGIUM — (1.3%)
Ageas SA	48,755	2,333,003	0.3%
Other Securities		6,435,417	1.0%

TOTAL BELGIUM		8,768,420	1.3%

BRAZIL — (1.1%)
Other Securities		7,992,508	1.1%

CANADA — (8.1%)
AltaGas Ltd.	79,473	1,817,551	0.3%
ARC Resources Ltd.	97,202	1,347,578	0.2%
iA Financial Corp., Inc.	30,144	1,576,128	0.2%
* MEG Energy Corp.	81,109	1,218,545	0.2%
Shaw Communications, Inc., Class B	49,246	1,466,546	0.2%
Tourmaline Oil Corp.	49,686	2,558,849	0.4%
West Fraser Timber Co. Ltd.	20,594	1,810,041	0.3%
Yamana Gold, Inc.	275,277	1,519,257	0.2%
Other Securities		43,485,722	6.1%

TOTAL CANADA		56,800,217	8.1%

CHILE — (0.1%)
Other Securities		638,705	0.1%

CHINA — (7.1%)
China National Building Material Co. Ltd., Class H	918,200	1,221,951	0.2%
Other Securities		48,750,141	6.9%

TOTAL CHINA		49,972,092	7.1%

COLOMBIA — (0.0%)
Other Securities		159,783	0.0%

DENMARK — (1.7%)
Other Securities.		12,233,597	1.7%

FINLAND — (1.6%)
Stora Enso Oyj, Class R	155,035	3,051,010	0.4%
Other Securities		8,048,708	1.2%

TOTAL FINLAND		11,099,718	1.6%

4

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (4.3%)
	Arkema SA	12,829	$1,461,791	0.2%
	Bouygues SA	66,814	2,297,282	0.3%
	Carrefour SA	127,642	2,706,976	0.4%
	Eiffage SA	20,030	1,977,936	0.3%
*	Renault SA	55,893	1,365,667	0.2%
*	Rexel SA	82,278	1,685,437	0.3%
	SCOR SE	46,406	1,312,075	0.2%
	Other Securities		17,435,070	2.4%

	TOTAL FRANCE.		30,242,234	4.3%

	GERMANY — (5.4%)
*	Commerzbank AG	315,533	2,059,902	0.3%
Ω	Covestro AG	59,493	2,561,503	0.4%
	Evonik Industries AG	63,424	1,658,942	0.2%
	HeidelbergCement AG	44,002	2,534,842	0.4%
*	K+S AG	63,951	2,147,985	0.3%
	Rheinmetall AG	11,292	2,545,489	0.4%
Ω	Scout24 SE	22,643	1,432,131	0.2%
	Other Securities		22,853,809	3.2%

	TOTAL GERMANY		37,794,603	5.4%

	GREECE — (0.1%)
	Other Securities		532,970	0.1%

	HONG KONG — (1.9%)
	New World Development Co. Ltd.	380,000	1,453,420	0.2%
	Other Securities		12,195,801	1.7%

	TOTAL HONG KONG		13,649,221	1.9%

	HUNGARY — (0.0%)
	Other Securities		157,064	0.0%

	INDIA — (4.6%)
	Other Securities		31,899,411	4.5%

	INDONESIA — (0.6%)
	Other Securities		3,916,191	0.6%

	IRELAND — (0.4%)
*	Bank of Ireland Group PLC	253,456	1,536,120	0.2%
	Other Securities		1,503,504	0.2%

	TOTAL IRELAND		3,039,624	0.4%

	ISRAEL — (1.5%)
	Other Securities		10,157,244	1.4%

	ITALY — (2.5%)
	Mediobanca Banca di Credito Finanziario SpA	153,011	1,533,606	0.2%
	Other Securities		15,654,649	2.2%

	TOTAL ITALY		17,188,255	2.4%

5

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	JAPAN — (14.9%)
	Other Securities		$104,134,367	14.8%

	MALAYSIA — (0.5%)
	Other Securities		3,367,791	0.5%

	MEXICO — (0.7%)
	Other Securities		4,750,685	0.7%

	NETHERLANDS — (1.9%)
Ω	ABN AMRO Bank NV	120,723	1,500,727	0.2%
	ASR Nederland NV	43,712	1,986,653	0.3%
Ω	Signify NV	32,607	1,379,524	0.2%
	Other Securities		8,232,426	1.2%

	TOTAL NETHERLANDS		13,099,330	1.9%

	NEW ZEALAND — (0.3%)
	Other Securities		2,051,195	0.3%

	NORWAY — (0.7%)
	Other Securities		5,097,434	0.7%

	PHILIPPINES — (0.2%)
	Other Securities		1,448,437	0.2%

	POLAND — (0.3%)
	Other Securities		2,152,544	0.3%

	PORTUGAL — (0.4%)
	Other Securities		2,514,129	0.4%

	QATAR — (0.2%)
	Other Securities		1,299,270	0.2%

	SAUDI ARABIA — (0.7%)
	Other Securities		5,028,853	0.7%

	SINGAPORE — (0.6%)
	Other Securities		4,497,353	0.6%

	SOUTH AFRICA — (1.3%)
	Other Securities		9,435,668	1.3%

	SOUTH KOREA — (4.9%)
	Other Securities		34,159,011	4.9%

	SPAIN — (1.4%)
	Banco de Sabadell SA	1,598,675	1,240,690	0.2%
	Enagas SA	63,498	1,372,997	0.2%
	Other Securities		7,007,569	1.0%

	TOTAL SPAIN		9,621,256	1.4%

	SWEDEN — (2.1%)
	Other Securities		14,790,690	2.1%

6

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.7%)
Baloise Holding AG	13,916	$2,420,562	0.4%
Helvetia Holding AG	9,919	1,274,658	0.2%
Julius Baer Group Ltd.	37,919	1,812,066	0.3%
Swatch Group AG	5,249	1,347,118	0.2%
Swiss Life Holding AG	8,166	4,774,783	0.7%
Swiss Prime Site AG	16,803	1,642,401	0.2%
Vifor Pharma AG	7,981	1,409,831	0.2%
Other Securities		18,128,634	2.5%

TOTAL SWITZERLAND		32,810,053	4.7%

TAIWAN — (5.5%)
Other Securities		38,740,055	5.5%

THAILAND — (0.9%)
Other Securities		5,982,492	0.9%

TURKEY — (0.1%)
Other Securities		776,810	0.1%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		1,951,488	0.3%

UNITED KINGDOM — (8.5%)
Abrdn Plc	591,266	1,388,368	0.2%
* Centrica PLC	1,452,068	1,438,693	0.2%
DS Smith PLC	378,877	1,556,906	0.2%
Man Group PLC	421,779	1,229,286	0.2%
* Meggitt PLC	160,054	1,551,710	0.2%
Taylor Wimpey PLC	1,009,622	1,587,889	0.2%
Other Securities		50,342,526	7.2%

TOTAL UNITED KINGDOM.		59,095,378	8.4%

TOTAL COMMON STOCKS		695,170,393	98.9%

PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
Other Securities		6,960	0.0%

BRAZIL — (0.1%)
Other Securities		698,714	0.1%

COLOMBIA — (0.0%)
Other Security		89,002	0.0%

GERMANY — (0.3%)
Other Securities		1,620,052	0.2%

PHILIPPINES — (0.0%)
Other Security		19,413	0.0%

SOUTH KOREA — (0.0%)
Other Securities		14,938	0.0%

7

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Security		$73,877	0.0%

THAILAND — (0.0%)
Other Security		51,116	0.0%

TOTAL PREFERRED STOCKS.		2,574,072	0.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		398	0.0%

MALAYSIA — (0.0%)
Other Security		1,654	0.0%

PHILIPPINES — (0.0%)
Other Security		3,394	0.0%

SWITZERLAND — (0.0%)
Other Security		6,855	0.0%

THAILAND — (0.0%)
Other Securities		65,213	0.0%

TURKEY — (0.0%)
Other Security		1,296	0.0%

TOTAL RIGHTS/WARRANTS		78,810	0.0%

TOTAL INVESTMENT SECURITIES (Cost $712,352,856)		697,823,275

		Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	103,161	1,193,258	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $713,546,032)		$699,016,533	99.4%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$223,107	$38,867,954	—	$39,091,061
Austria.	—	3,033,186	—	3,033,186
Belgium.	344,672	8,423,748	—	8,768,420
Brazil	7,917,327	75,181	—	7,992,508
Canada.	56,773,264	26,953	—	56,800,217
Chile	5,161	633,544	—	638,705
China	1,978,553	47,929,855	$63,684	49,972,092
Colombia	159,783	—	—	159,783
Denmark.	—	12,233,597	—	12,233,597

8

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$11,099,718	—	$11,099,718
France	—	30,242,234	—	30,242,234
Germany	—	37,794,603	—	37,794,603
Greece	—	532,970	—	532,970
Hong Kong	$149,964	13,482,820	$16,437	13,649,221
Hungary	—	157,064	—	157,064
India	53,268	31,845,959	184	31,899,411
Indonesia	—	3,907,275	8,916	3,916,191
Ireland	—	3,039,624	—	3,039,624
Israel	385,583	9,771,661	—	10,157,244
Italy	1,068,855	16,119,400	—	17,188,255
Japan	121,362	104,013,005	—	104,134,367
Malaysia	—	3,355,406	12,385	3,367,791
Mexico	4,653,963	96,722	—	4,750,685
Netherlands	596,595	12,502,735	—	13,099,330
New Zealand	—	2,051,195	—	2,051,195
Norway	130,185	4,967,249	—	5,097,434
Philippines	—	1,448,437	—	1,448,437
Poland	—	2,152,544	—	2,152,544
Portugal	—	2,514,129	—	2,514,129
Qatar	—	1,299,270	—	1,299,270
Saudi Arabia	—	5,028,853	—	5,028,853
Singapore	152,900	4,323,248	21,205	4,497,353
South Africa	1,379,771	8,055,897	—	9,435,668
South Korea	—	34,126,200	32,811	34,159,011
Spain	514	9,620,742	—	9,621,256
Sweden	179,527	14,611,163	—	14,790,690
Switzerland	—	32,810,053	—	32,810,053
Taiwan	—	38,737,670	2,385	38,740,055
Thailand	5,933,619	48,873	—	5,982,492
Turkey	—	776,810	—	776,810
United Arab Emirates	—	1,951,488	—	1,951,488
United Kingdom	57,161	59,038,217	—	59,095,378
Preferred Stocks Australia	—	6,960	—	6,960
Brazil	681,620	17,094	—	698,714
Colombia	89,002	—	—	89,002
Germany	—	1,620,052	—	1,620,052
Philippines	—	19,413	—	19,413
South Korea	—	14,938	—	14,938
Taiwan	—	73,877	—	73,877
Thailand	51,116	—	—	51,116
Rights/Warrants Brazil	—	398	—	398
Malaysia	—	1,654	—	1,654
Philippines	—	3,394	—	3,394
Switzerland	—	6,855	—	6,855
Thailand	—	65,213	—	65,213
Turkey	—	1,296	—	1,296
Securities Lending Collateral	—	1,193,258	—	1,193,258

TOTAL.	$83,086,872	$615,771,654	$158,007^	$699,016,533

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

World ex U.S.
Targeted Value
Portfolio*
ASSETS:
Investment Securities at Value (including $7,112 of securities on loan, respectively)	$697,823
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,193)	1,193
Foreign Currencies at Value	1,544
Cash	34
Receivables:
Investment Securities Sold	164
Dividends, Interest and Tax Reclaims	3,919
Securities Lending Income	26
Fund Shares Sold	1,324
Prepaid Expenses and Other Assets	19

Total Assets	706,046

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,194
Investment Securities Purchased	260
Fund Shares Redeemed	604
Due to Advisor	240
Deferred Taxes Payable	600
Accrued Expenses and Other Liabilities	140

Total Liabilities	3,038

NET ASSETS	$703,008

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	53,298,620

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.19

Investment Securities at Cost	$712,353

Foreign Currencies at Cost	$1,548

NET ASSETS CONSIST OF:
Paid-In Capital	$683,443
Total Distributable Earnings (Loss)	19,565

NET ASSETS	$703,008

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

World ex U.S.
Targeted Value
Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,184)	$10,549
Income from Securities Lending	122

Total Investment Income	10,671

Fund Expenses
Investment Management Fees	1,606
Accounting & Transfer Agent Fees	81
Custodian Fees	162
Filing Fees	21
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	(4)
Professional Fees	22
Other	16

Total Fund Expenses	1,919

Net Expenses	1,919

Net Investment Income (Loss)	8,752

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	30,171
Affiliated Investment Companies Shares Sold	(1)
Futures	101
Foreign Currency Transactions	(210)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(105,591)
Affiliated Investment Companies Shares	(1)
Futures	(46)
Translation of Foreign Currency-Denominated Amounts	(170)

Net Realized and Unrealized Gain (Loss)	(75,747)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,995)

**	Net of foreign capital gain taxes withheld of $416.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted
	Value Portfolio
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2022	2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,752	$15,690
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	30,171	42,367
Affiliated Investment Companies Shares Sold	(1)	—
Futures	101	81
Foreign Currency Transactions	(210)	(148)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(105,591)	161,265
Affiliated Investment Companies Shares	(1)	1
Futures	(46)	46
Translation of Foreign Currency-Denominated Amounts	(170)	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,995)	219,262

Distributions:
Institutional Class Shares	(42,726)	(13,862)
Capital Share Transactions (1):
Shares Issued	123,943	137,451
Shares Issued in Lieu of Cash Distributions	42,671	13,840
Shares Redeemed	(128,209)	(90,425)

Net Increase (Decrease) from Capital Share Transactions	38,405	60,866

Total Increase (Decrease) in Net Assets	(71,316)	266,266
Net Assets
Beginning of Period	774,324	508,058

End of Period	$703,008	$774,324

(1) Shares Issued and Redeemed:
Shares Issued	8,779	9,413
Shares Issued in Lieu of Cash Distributions	3,054	921
Shares Redeemed	(9,188)	(6,235)

Net Increase (Decrease) from Shares Issued and Redeemed	2,645	4,099

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $416.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $341.

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year		Year
	Ended		Ended	Ended	Ended	Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,
	2022		2021	2020	2019	2018		2017
	(Unaudited)
Net Asset Value, Beginning of Period	$15.29		$10.91	$12.45	$12.52	$15.06		$12.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.32	0.23	0.32	0.31		0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.42)		4.34	(1.45)	0.26	(2.29)		3.01

Total from Investment Operations	(1.25)		4.66	(1.22)	0.58	(1.98)		3.29

Less Distributions:
Net Investment Income	(0.13)		(0.28)	(0.21)	(0.29)	(0.30)		(0.27)
Net Realized Gains	(0.72)		—	(0.11)	(0.36)	(0.26)		—

Total Distributions	(0.85)		(0.28)	(0.32)	(0.65)	(0.56)		(0.27)

Net Asset Value, End of Period	$13.19		$15.29	$10.91	$12.45	$12.52		$15.06

Total Return	(8.48	%)(B)	42.81%	(9.96%)	4.99%	(13.56%)		27.61%

Net Assets, End of Period (thousands)	$703,008		$774,324	$508,058	$533,046	$460,155		$466,504
Ratio of Expenses to Average Net Assets *	0.52	%(C)	0.55%	0.64%	0.68%	0.66%		0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.52	%(C)	0.55%	0.64%	0.69%	0.66%		0.67%
Ratio of Net Investment Income to Average Net Assets	2.36	%(C)	2.20%	2.02%	2.58%	2.08	%2	.04%
Portfolio Turnover Rate	16	%(B)	28%	22%	27%	24%		17%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, World ex U.S. Targeted Value Portfolio (the “Portfolio”), is included in this section of the report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

14

The Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Portfolio’s shares (at the close of the NYSE), the Portfolio will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Portfolio’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Portfolio uses fair value pricing, the values assigned to the Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio, and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier

15

of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio may be subject to taxes imposed by countries in which they invest with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

World ex U.S. Targeted Value Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

World ex U.S. Targeted Value Portfolio	0.43	%*

*	Effective as of February 28, 2022, the management fee payable by the World ex U.S. Targeted Value Portfolio was reduced from 0.45% to 0.40%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the World ex U.S. Targeted Value Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the World ex U.S. Targeted Value Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of the Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the World ex U.S. Targeted Value Portfolio, is also not obligated to

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reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Advisor shall also not be reimbursed for any management fees previously waived to offset the World ex U.S. Targeted Value Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
World ex U.S. Targeted Value Portfolio (1)	0.80%	0.40%	—	—	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed _ by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

World ex U.S. Targeted Value Portfolio	$1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
World ex U.S. Targeted Value Portfolio	$126,784	$119,581

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2021	at Cost	from Sales	on Sales	Depreciation	April 30, 2022	April 30, 2022	Income	Distributions
World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,135	$10,133	$14,073	$(1)	$(1)	$1,193	103	$2	—

Total	$5,135	$10,133	$14,073	$(1)	$(1)	$1,193	103	$2	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” net foreign currency gains/losses, non deductible expenses, foreign capital gains tax, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
World ex U.S. Targeted Value Portfolio
2020	$9,362	$4,663	—	$14,025
2021	13,860	—	—	13,860

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
World ex U.S. Targeted Value Portfolio	$(1,785)	$(694)	$(2,479)

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As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed			Total Net
	Net Investment			Distributable
	Income and	Undistributed	Unrealized	Earnings
	Short-Term	Long-Term	Appreciation	(Accumulated
	Capital Gains	Capital Gains	(Depreciation)	Losses)
World ex U.S. Targeted Value Portfolio	$3,096	$36,223	$89,973	$129,292

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

World ex U.S. Targeted Value Portfolio	$3,451

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
World ex U.S. Targeted Value Portfolio	$714,010	$98,121	$(112,650)	$(14,529)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

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2. Forward Currency Contracts: The World ex U.S. Targeted Value Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
World ex U.S. Targeted Value Portfolio	$1,131

*	Average Notional Value of futures contracts

The following is a summary of the realized and change in unrealized gains and losses from the derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
World ex U.S. Targeted Value Portfolio	$101	$101

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
	Total	Equity Contracts (2)
World ex U.S. Targeted Value Portfolio	$(46)	$(46)

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(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
World ex U.S. Targeted Value Portfolio	0.91%	$2,723	23	$1	$7,727	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended April 30, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolio complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the six months ended April 30, 2022, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
World ex U.S. Targeted Value Portfolio	$6,711	$15,821	$3,042

J. Securities Lending:

As of April 30, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. Additionally, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
World ex U.S. Targeted Value Portfolio	$6,619

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

22

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
World ex U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	$1,194	—	—	—	$1,194

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

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N. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
World ex U.S. Targeted Value Portfolio	3	97%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including the Portfolio. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

25

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio II
Actual Fund Return	$1,000.00	$937.80	0.22%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

26

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual report to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Tax-Managed U.S. Marketwide Value Portfolio II
Communication Services	10.3%
Consumer Discretionary	6.3%
Consumer Staples	7.0%
Energy	9.9%
Financials	20.5%
Health Care	19.6%
Industrials	13.8%
Information Technology	7.6%
Materials	4.6%
Real Estate	0.3%
Utilities	0.1%

100.0%

27

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.9%)
COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	496,359	$37,524,740	0.5%
	AT&T, Inc.	5,318,959	100,315,567	1.3%
*	Charter Communications, Inc., Class A	339,394	145,426,935	1.9%
	Comcast Corp., Class A	5,581,653	221,926,523	2.9%
*	T-Mobile U.S., Inc.	282,437	34,779,292	0.5%
	Verizon Communications, Inc.	1,587,476	73,500,139	0.9%
*	Walt Disney Co.	576,509	64,355,700	0.8%
	Other Securities		122,544,052	1.5%

TOTAL COMMUNICATION SERVICES.			800,372,948	10.3%

CONSUMER DISCRETIONARY — (6.3%)
	Ford Motor Co.	2,621,330	37,118,033	0.5%
*	General Motors Co.	1,095,598	41,534,120	0.6%
	Target Corp.	259,962	59,440,311	0.8%
	Other Securities		346,036,039	4.3%

TOTAL CONSUMER DISCRETIONARY			484,128,503	6.2%

CONSUMER STAPLES — (7.0%)
	Archer-Daniels-Midland Co.	750,362	67,202,421	0.9%
	Mondelez International, Inc., Class A	2,081,099	134,189,264	1.7%
	Tyson Foods, Inc., Class A	405,030	37,732,595	0.5%
	Walmart, Inc.	1,115,621	170,678,857	2.2%
	Other Securities		134,318,910	1.7%

TOTAL CONSUMER STAPLES			544,122,047	7.0%

ENERGY — (9.8%)
	Chevron Corp.	923,002	144,606,723	1.9%
	ConocoPhillips	1,439,649	137,515,273	1.8%
	Exxon Mobil Corp.	1,548,912	132,044,748	1.7%
	Marathon Petroleum Corp.	1,004,662	87,666,806	1.1%
	Phillips 66	723,574	62,777,280	0.8%
	Valero Energy Corp.	605,899	67,545,621	0.9%
	Other Securities		130,185,035	1.6%

TOTAL ENERGY			762,341,486	9.8%

FINANCIALS — (20.5%)
	Bank of America Corp.	5,929,137	211,551,608	2.7%
*	Berkshire Hathaway, Inc., Class B	445,061	143,679,043	1.9%
	Capital One Financial Corp.	333,920	41,613,110	0.5%
	Citigroup, Inc.	1,441,183	69,479,432	0.9%
	Goldman Sachs Group, Inc.	198,993	60,790,372	0.8%
	JPMorgan Chase & Co.	2,146,505	256,206,837	3.3%
	Morgan Stanley	1,127,557	90,869,819	1.2%
	Wells Fargo & Co.	1,534,308	66,941,858	0.9%
	Other Securities		642,657,540	8.1%

TOTAL FINANCIALS			1,583,789,619	20.3%

28

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (19.6%)
Abbott Laboratories	915,297	$103,886,210	1.3%
Anthem, Inc.	504,640	253,293,955	3.3%
Bristol-Myers Squibb Co.	738,289	55,571,013	0.7%
Cigna Corp.	285,386	70,427,557	0.9%
CVS Health Corp.	1,510,745	145,227,917	1.9%
Danaher Corp.	375,873	94,392,987	1.2%
Humana, Inc.	198,071	88,054,444	1.1%
Medtronic PLC	814,175	84,967,303	1.1%
Pfizer, Inc.	3,696,959	181,409,778	2.3%
Thermo Fisher Scientific, Inc.	435,609	240,856,928	3.1%
UnitedHealth Group, Inc.	91,816	46,693,027	0.6%
Other Securities		148,954,001	1.9%

TOTAL HEALTH CARE		1,513,735,120	19.4%

INDUSTRIALS — (13.8%)
CSX Corp.	3,024,000	103,844,160	1.3%
Eaton Corp. PLC	265,270	38,469,455	0.5%
Norfolk Southern Corp.	545,229	140,603,654	1.8%
Raytheon Technologies Corp.	360,043	34,171,681	0.4%
Republic Services, Inc.	429,755	57,703,204	0.8%
Trane Technologies PLC	213,109	29,811,818	0.4%
Union Pacific Corp.	258,814	60,637,532	0.8%
Other Securities		604,682,600	7.8%

TOTAL INDUSTRIALS		1,069,924,104	13.8%

INFORMATION TECHNOLOGY — (7.6%)
Intel Corp.	4,073,898	177,581,214	2.3%
Micron Technology, Inc.	878,203	59,884,663	0.8%
Other Securities		348,052,197	4.4%

TOTAL INFORMATION TECHNOLOGY		585,518,074	7.5%

MATERIALS — (4.6%)
Linde PLC	163,701	51,068,164	0.7%
Newmont Corp.	459,017	33,439,389	0.4%
Other Securities		270,287,542	3.5%

TOTAL MATERIALS		354,795,095	4.6%

REAL ESTATE — (0.3%)
Other Securities		24,821,992	0.3%

UTILITIES — (0.1%)
Other Securities		6,009,750	0.1%

TOTAL COMMON STOCKS		7,729,558,738	99.3%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		323,014	0.0%

TOTAL PREFERRED STOCKS		323,014	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,278,588,812)		7,729,881,752

29

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	9,716,214	$9,716,214	0.1%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,288,305,038)		$7,739,597,978	99.4%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$800,021,276	$348,555	$3,117	$800,372,948
Consumer Discretionary	484,125,758	—	2,745	484,128,503
Consumer Staples	544,105,307	16,740	—	544,122,047
Energy	762,341,486	—	—	762,341,486
Financials	1,583,769,744	19,875	—	1,583,789,619
Health Care	1,513,735,120	—	—	1,513,735,120
Industrials	1,069,924,104	—	—	1,069,924,104
Information Technology	585,518,074	—	—	585,518,074
Materials	354,795,095	—	—	354,795,095
Real Estate	24,821,992	—	—	24,821,992
Utilities	6,009,750	—	—	6,009,750
Preferred Stocks
Industrials	323,014	—	—	323,014
Temporary Cash Investments	9,716,214	—	—	9,716,214
Securities Lending Collateral	—	12	—	12

TOTAL	$7,739,206,934	$385,182	$5,862^	$7,739,597,978

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

30

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Tax-Managed U.S. Marketwide Value Portfolio II
ASSETS:
Investment Securities at Value	$7,729,882
Temporary Cash Investments at Value & Cost	9,716
Receivables:
Investment Securities Sold	42,250
Dividends and Interest	10,068
Securities Lending Income	10
Fund Shares Sold	1,238
Prepaid Expenses and Other Assets	73

Total Assets	7,793,237

LIABILITIES:
Payables:
Fund Shares Redeemed	4,021
Due to Advisor	1,352
Accrued Expenses and Other Liabilities	329

Total Liabilities	5,702

NET ASSETS	$7,787,535

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	230,416,122

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$33.80

Investment Securities at Cost	$3,278,589

NET ASSETS CONSIST OF:
Paid-In Capital	$6,936,336
Total Distributable Earnings (Loss)	851,199

NET ASSETS	$7,787,535

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

See accompanying Notes to Financial Statements.

31

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Tax-Managed U.S. Marketwide Value Portfolio II#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9)	$80,766
Income from Securities Lending	74

Total Investment Income	80,840

Fund Expenses
Investment Management Fees	8,264
Accounting & Transfer Agent Fees	513
Custodian Fees	24
Filing Fees	51
Shareholders’ Reports	52
Directors’/Trustees’ Fees & Expenses	(44)
Professional Fees	255
Organizational & Offering Costs	120
Other	54

Total Fund Expenses	9,289

Net Expenses	9,289

Net Investment Income (Loss)	71,551

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(38,883)
Affiliated Investment Companies Shares Sold	(44)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(550,007)
Affiliated Investment Companies Shares	(1)

Net Realized and Unrealized Gain (Loss)	(588,935)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(517,384)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

32

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio II***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$71,551	$37,588
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(38,883)	582
Affiliated Investment Companies Shares Sold	(44)	2
Transactions Allocated from Affiliated Investment Company*,**	—	16,928
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(550,007)	1,450,001
Affiliated Investment Companies Shares	(1)	1
Transactions Allocated from Affiliated Investment Company	—	(705,400)

Net Increase (Decrease) in Net Assets Resulting from Operations	(517,384)	799,702

Distributions:
Institutional Class Shares	(64,371)	(33,697)
Capital Share Transactions (1):
Shares Issued	353,809	619,168
Shares Issued in Reorganization	—	5,546,391
Shares Issued in Lieu of Cash Distributions	63,135	33,496
Shares Redeemed	(368,426)	(208,075)

Net Increase (Decrease) from Capital Share Transactions	48,518	5,990,980

Total Increase (Decrease) in Net Assets	(533,237)	6,756,985
Net Assets
Beginning of Period	8,320,772	1,563,787

End of Period	$7,787,535	$8,320,772

(1) Shares Issued and Redeemed:
Shares Issued	9,783	17,677
Shares Issued in Reorganization	—	154,324
Shares Issued in Lieu of Cash Distributions	1,736	1,005
Shares Redeemed	(10,197)	(6,307)

Net Increase (Decrease) from Shares Issued and Redeemed	1,322	166,699

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company) through October 15, 2021.

See accompanying Notes to Financial Statements.

33

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio II
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$36.32		$25.06	$28.74	$28.02	$28.30	$24.36

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.54	0.57	0.60	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.55)		11.26	(3.22)	1.66	0.63	4.84

Total from Investment Operations	(2.24)		11.80	(2.65)	2.26	1.21	5.38

Less Distributions:
Net Investment Income	(0.28)		(0.54)	(0.55)	(0.56)	(0.54)	(0.53)
Net Realized Gains	—		—	(0.48)	(0.98)	(0.95)	(0.91)

Total Distributions	(0.28)		(0.54)	(1.03)	(1.54)	(1.49)	(1.44)
Net Asset Value, End of Period	$33.80		$36.32	$25.06	$28.74	$28.02	$28.30

Total Return	(6.22	%)(B)	47.30%	(9.41%)	8.82%	4.27%	22.59%

Net Assets, End of Period (thousands)	$7,787,535		$8,320,772	$1,563,787	$1,917,021	$1,841,678	$1,815,437
Ratio of Expenses to Average Net Assets (D)	0.22	%(C)	0.23%	0.24%	0.24%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.22	%(C)	0.41%	0.44%	0.44%	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.73	%(C)	1.62%	2.18%	2.18%	1.98%	2.01%
Portfolio Turnover Rate	2	%(B)	0%	N/A	N/A	N/A	N/A

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

34

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, Tax-Managed U.S. Marketwide Value Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

On October 15, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II (the “Acquiring Portfolio”) acquired substantially all of the assets of the Tax-Managed U.S. Marketwide Value Portfolio (the “Target Portfolio”), a series of DFA Investment Dimensions Group Inc., pursuant to an agreement and plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Acquiring Portfolio and the Target Portfolio since they each invested substantially all of their assets in The Tax-Managed U.S. Marketwide Value Series (the “Master Fund”), a series of The DFA Investment Trust Company.

The Reorganization was accomplished by a tax-free exchange of 154,323,612 shares of the Acquiring Portfolio for 166,436,689 shares of the Target Portfolio. The Target Portfolio had net assets immediately before the Reorganization of $5,981,618,109, including $3,551,301,699 of unrealized appreciation, which were combined with the Acquiring Portfolio’s net assets. Immediately before the Reorganization, the Acquiring Portfolio’s net assets were $2,251,324,649, and immediately after the Reorganization, the Acquiring Portfolio’s net assets were $8,232,942,759. The Acquiring Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to the Reorganization.

Assuming that the Reorganization had been completed on November 1, 2020, the Acquiring Portfolio’s pro forma results of operations for the fiscal year ended October 31, 2021 would have been as follows (amounts in thousands):

Net Investment Income	$121,252
Net Realized Gain (Loss)	62,416
Change in Unrealized Appreciation (Depreciation)	4,293,277
Net Increase (Decrease) in Net Assets Resulting from Operations	4,476,945

Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Target Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since the Reorganization.

In addition, effective October 18, 2021, Tax-Managed U.S. Marketwide Value Portfolio II simplified its operations by discontinuing the master-feeder structure and no longer investing substantially all of its assets in the Master Fund. On October 15, 2021 the Portfolio received its pro-rata share of cash and securities from the Master Fund in a complete liquidation of its interest in the Master Fund. Effective October 18, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II invests directly in securities rather than through the Master Fund and maintains the same investment objective.

35

On October 29, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II also notified shareholders that the Board of Directors of the Fund approved converting the Portfolio into an exchange-traded fund (“ETF”) by the reorganization of the Portfolio into a corresponding ETF, the Dimensional US Marketwide Value ETF, a newly created series of the Dimensional ETF Trust. Effective after the close of business on May 6, 2022, the Advisor completed the conversion of the Portfolio into the ETF, as discussed further below.

B.	Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio,

36

DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio II	0.20%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to 0.20% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund. Effective October 18, 2021, the Portfolio changed its investment structure from a master-feeder structure to a stand-alone structure that invests directly in portfolio securities. Accordingly, during the six months ended April 30, 2022, the Advisor did not waive any portion of the Portfolio’s management fee pursuant to the Fee Waiver Agreement.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio II	$214

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
Tax-Managed U.S. Marketwide Value Portfolio II	$185,090	$150,417

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Tax-Managed U.S. Marketwide Value Portfolio II
The DFA Short Term Investment Fund	$104,560	$370,940	$475,455	$(44)	$(1)	—	—	$69	—

Total	$104,560	$370,940	$475,455	$(44)	$(1)	—	—	$69	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Tax-Managed U.S. Marketwide Value Portfolio II
2020	$34,911	$31,937	—	$66,848
2021	33,697	—	—	33,697

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio II	$(436)	—	$(436)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio II	$6,752	—	$(25,956)	$1,452,824	$1,433,620

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Tax-Managed U.S. Marketwide Value Portfolio II	$25,956	$25,956

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio II	$3,285,130	$4,516,121	$(64,828)	$4,451,293

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolio complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the six months ended April 30, 2022, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Tax-Managed U.S. Marketwide Value Portfolio II	$28,091	$31,269	$(8,067)

I. Securities Lending:

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Tax-Managed U.S. Marketwide Value Portfolio II
Common Stocks, Preferred Stocks	—	—	—	—	—

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

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In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

M. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio II	3	91%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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N. Subsequent Event Evaluations:

On October 29, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II notified shareholders that the Board of Directors of the Fund approved converting the Portfolio into an exchange-traded fund (“ETF”) by the reorganization of the Portfolio into an ETF, as listed below, which is a newly created series of the Dimensional ETF Trust. A Prospectus/Information Statement with respect to the reorganization was mailed before the consummation of the reorganization to holders of the Portfolio’s shares as of the record date.

Portfolio	ETF
Tax-Managed U.S. Marketwide Value Portfolio II	Dimensional US Marketwide Value ETF

Effective after the close of business on May 6, 2022, the Advisor completed the conversion of the Portfolio into the ETF. The reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following the reorganization, the accounting books and records of the Portfolio became the accounting books and records of the ETF. In connection with the reorganization, each shareholder of the Portfolio received a number of the ETF shares with an aggregate net asset value (NAV) equal to the aggregate NAV of his or her shares of the Portfolio (and cash in lieu of fractional shares, if any).

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For World ex U.S. Targeted Value Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited serves as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for World ex U.S. Targeted Value Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

48

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

49

DFA043022-002S 00274961

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of April 30, 2022.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Fund.

1

CONTINUED

(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$968.80	0.30%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$973.00	0.21%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$956.30	0.31%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
VA International Small Portfolio
Actual Fund Return	$1,000.00	$857.90	0.44%	$2.03
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$984.40	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$944.40	0.23%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$954.70	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$928.40	0.28%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40
VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$918.40	0.31%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	100.0%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	3.2%
Consumer Discretionary	12.2%
Consumer Staples	5.2%
Energy	10.3%
Financials	25.4%
Health Care	5.5%
Industrials	18.2%
Information Technology	8.3%
Materials	9.8%
Real Estate	1.1%
Utilities	0.8%

100.0%

VA U.S. Large Value Portfolio
Communication Services	8.5%
Consumer Discretionary	5.6%
Consumer Staples	7.0%
Energy	12.8%
Financials	19.9%
Health Care	16.4%
Industrials	11.4%
Information Technology	8.7%
Materials	9.0%
Real Estate	0.5%
Utilities	0.2%

100.0%

VA International Value Portfolio
Communication Services	4.7%
Consumer Discretionary	11.2%
Consumer Staples	4.7%
Energy	15.7%
Financials	27.9%
Health Care	6.1%
Industrials	10.9%
Information Technology	1.3%
Materials	13.9%
Real Estate	2.3%
Utilities	1.3%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	4.2%
Consumer Discretionary	12.0%
Consumer Staples	5.9%
Energy	5.9%
Financials	12.9%
Health Care	5.3%
Industrials	22.5%
Information Technology	9.9%
Materials	12.7%
Real Estate	4.7%
Utilities	4.0%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Communications	0.1%
Consumer, Non-cyclical	3.7%
Financial	18.8%
Foreign Government	13.3%
Supranational	15.3%
U.S. Government	48.8%

100.0%

VA Global Bond Portfolio
Communications	1.8%
Consumer, Cyclical	0.9%
Consumer, Non-cyclical	6.2%
Energy	2.9%
Financial	29.7%
Foreign Government	20.8%
Supranational	14.5%
Technology	2.1%
U.S. Government	21.1%

100.0%

VIT Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

6

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (3.1%)
	Nexstar Media Group, Inc., Class A	10,495	$1,662,618	0.3%
	Other Securities		14,396,153	2.9%

TOTAL COMMUNICATION SERVICES			16,058,771	3.2%

CONSUMER DISCRETIONARY — (11.8%)
*	AutoNation, Inc.	26,751	3,100,708	0.6%
	BorgWarner, Inc.	61,074	2,249,355	0.5%
	Dillard’s, Inc., Class A	7,236	2,198,369	0.4%
	Kohl’s Corp.	32,756	1,895,917	0.4%
*	Mohawk Industries, Inc.	13,614	1,920,391	0.4%
	Penske Automotive Group, Inc.	18,053	1,892,315	0.4%
	Toll Brothers, Inc.	41,698	1,933,536	0.4%
	Other Securities		46,231,959	9.1%

TOTAL CONSUMER DISCRETIONARY			61,422,550	12.2%

CONSUMER STAPLES — (5.0%)
	Bunge Ltd.	28,462	3,219,621	0.6%
	Molson Coors Beverage Co., Class B	54,039	2,925,671	0.6%
	Other Securities		19,800,571	4.0%

TOTAL CONSUMER STAPLES			25,945,863	5.2%

ENERGY — (9.9%)
*	Antero Resources Corp.	88,097	3,101,014	0.6%
	Continental Resources, Inc.	49,397	2,744,991	0.5%
#	EQT Corp.	56,714	2,254,382	0.4%
*	HF Sinclair Corp.	46,995	1,786,750	0.4%
	Marathon Oil Corp.	169,881	4,233,435	0.8%
	Matador Resources Co.	37,489	1,830,213	0.4%
	Murphy Oil Corp.	56,393	2,147,445	0.4%
	PDC Energy, Inc.	34,743	2,422,977	0.5%
*	Range Resources Corp.	85,010	2,545,199	0.5%
	Other Securities		28,499,871	5.7%

TOTAL ENERGY			51,566,277	10.2%

FINANCIALS — (24.6%)
*	Alleghany Corp.	3,959	3,311,703	0.7%
	Everest Re Group Ltd.	8,793	2,415,525	0.5%
	First Horizon Corp.	138,417	3,097,772	0.6%
	Globe Life, Inc.	18,236	1,788,587	0.4%
	Invesco Ltd.	102,106	1,876,708	0.4%
	Lincoln National Corp.	31,893	1,918,364	0.4%
	M&T Bank Corp.	12,769	2,127,826	0.4%
	Popular, Inc.	24,047	1,875,426	0.4%
	Reinsurance Group of America, Inc.	16,306	1,749,960	0.4%
#	Voya Financial, Inc.	28,966	1,828,913	0.4%
	Zions Bancorp NA	39,595	2,237,513	0.4%
	Other Securities		103,484,949	20.4%

TOTAL FINANCIALS			127,713,246	25.4%

7

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
HEALTH CARE — (5.3%)
* Jazz Pharmaceuticals PLC	10,429	$1,670,934	0.3%
Universal Health Services, Inc., Class B	17,361	2,127,243	0.4%
Other Securities		24,052,340	4.8%

TOTAL HEALTH CARE		27,850,517	5.5%

INDUSTRIALS — (17.5%)
AGCO Corp.	14,693	1,871,888	0.4%
AMERCO	4,879	2,612,607	0.5%
* Builders FirstSource, Inc.	28,942	1,781,959	0.4%
Knight-Swift Transportation Holdings, Inc.	43,670	2,091,356	0.4%
Other Securities		82,668,163	16.4%

TOTAL INDUSTRIALS		91,025,973	18.1%

INFORMATION TECHNOLOGY — (8.0%)
Amkor Technology, Inc.	93,254	1,754,108	0.4%
* Arrow Electronics, Inc.	28,136	3,316,109	0.7%
Avnet, Inc.	41,414	1,808,135	0.4%
Concentrix Corp.	12,784	2,013,224	0.4%
* Flex Ltd.	130,502	2,151,978	0.4%
Other Securities		30,486,003	5.9%

TOTAL INFORMATION TECHNOLOGY		41,529,557	8.2%

MATERIALS — (9.4%)
Alcoa Corp.	50,019	3,391,288	0.7%
Huntsman Corp.	62,390	2,113,149	0.4%
Mosaic Co.	38,307	2,391,123	0.5%
Olin Corp.	33,053	1,897,242	0.4%
Reliance Steel & Aluminum Co.	22,422	4,445,161	0.9%
Steel Dynamics, Inc.	44,182	3,788,606	0.8%
Westlake Corp.	24,175	3,059,346	0.6%
Other Securities		28,000,276	5.5%

TOTAL MATERIALS		49,086,191	9.8%

REAL ESTATE — (1.1%)
* Jones Lang LaSalle, Inc.	12,536	2,741,999	0.5%
Other Securities		3,015,197	0.6%

TOTAL REAL ESTATE		5,757,196	1.1%

UTILITIES — (0.8%)
Vistra Corp.	93,365	2,335,992	0.5%
Other Securities		1,729,464	0.3%

TOTAL UTILITIES		4,065,456	0.8%

TOTAL COMMON STOCKS		502,021,597	99.7%

PREFERRED STOCKS — (0.1%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		25,014	0.0%

8

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$162,364	0.0%

TOTAL PREFERRED STOCKS		187,378	0.0%

TOTAL INVESTMENT SECURITIES (Cost $395,835,228)		502,208,975

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	1,231,625	1,231,625	0.3%

SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	1,441,050	16,668,620	3.3%

TOTAL INVESTMENTS—(100.0%) (Cost $413,735,299)		$520,109,220	103.3%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,057,309	—	$1,462	$16,058,771
Consumer Discretionary	61,421,268	—	1,282	61,422,550
Consumer Staples	25,945,863	—	—	25,945,863
Energy	51,566,277	—	—	51,566,277
Financials	127,713,246	—	—	127,713,246
Health Care	27,626,712	—	223,805	27,850,517
Industrials	91,025,973	—	—	91,025,973
Information Technology	41,529,557	—	—	41,529,557
Materials	49,086,191	—	—	49,086,191
Real Estate	5,757,196	—	—	5,757,196
Utilities	4,065,456	—	—	4,065,456
Preferred Stocks
Consumer Discretionary	25,014	—	—	25,014
Industrials	162,364	—	—	162,364
Temporary Cash Investments	1,231,625	—	—	1,231,625
Securities Lending Collateral	—	$16,668,620	—	16,668,620

TOTAL	$503,214,051	$16,668,620	$226,549^	$520,109,220

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (8.5%)
AT&T, Inc.	464,014	$8,751,304	1.4%
Comcast Corp., Class A	299,220	11,896,987	1.8%
* T-Mobile U.S., Inc.	33,439	4,117,678	0.6%
Verizon Communications, Inc.	245,185	11,352,065	1.7%
* Walt Disney Co.	45,722	5,103,947	0.8%
Other Securities		14,030,972	2.2%

TOTAL COMMUNICATION SERVICES		55,252,953	8.5%

CONSUMER DISCRETIONARY — (5.6%)
DR Horton, Inc.	56,804	3,952,990	0.6%
* General Motors Co.	100,456	3,808,287	0.6%
Other Securities		28,834,181	4.4%

TOTAL CONSUMER DISCRETIONARY		36,595,458	5.6%

CONSUMER STAPLES — (7.0%)
General Mills, Inc.	51,759	3,660,914	0.6%
Kroger Co.	82,367	4,444,523	0.7%
Mondelez International, Inc., Class A	74,765	4,820,847	0.7%
Walmart, Inc.	87,081	13,322,522	2.0%
Other Securities		19,439,255	3.0%

TOTAL CONSUMER STAPLES		45,688,061	7.0%

ENERGY — (12.8%)
Chevron Corp.	86,453	13,544,592	2.1%
ConocoPhillips	109,454	10,455,046	1.6%
Devon Energy Corp.	62,637	3,643,594	0.6%
Exxon Mobil Corp.	196,536	16,754,694	2.6%
Occidental Petroleum Corp.	98,168	5,408,075	0.8%
Schlumberger NV	106,680	4,161,587	0.6%
Williams Cos., Inc.	113,122	3,878,953	0.6%
Other Securities		25,257,576	3.9%

TOTAL ENERGY.		83,104,117	12.8%

FINANCIALS — (19.9%)
Allstate Corp.	32,749	4,144,059	0.6%
Bank of America Corp.	274,769	9,803,758	1.5%
* Berkshire Hathaway, Inc., Class B	41,380	13,358,705	2.1%
Capital One Financial Corp.	27,365	3,410,226	0.5%
Citigroup, Inc.	108,416	5,226,735	0.8%
Goldman Sachs Group, Inc.	21,104	6,447,061	1.0%
Hartford Financial Services Group, Inc.	50,871	3,557,409	0.6%
JPMorgan Chase & Co.	142,626	17,023,839	2.6%
Morgan Stanley	78,377	6,316,402	1.0%
Travelers Cos., Inc.	27,113	4,637,950	0.7%
Wells Fargo & Co.	177,257	7,733,723	1.2%
Other Securities		47,706,008	7.2%

TOTAL FINANCIALS		129,365,875	19.8%

10

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
HEALTH CARE — (16.3%)
Anthem, Inc.	17,704	$8,886,169	1.4%
Bristol-Myers Squibb Co.	125,327	9,433,363	1.5%
Cigna Corp.	20,248	4,996,801	0.8%
CVS Health Corp.	101,173	9,725,760	1.5%
Danaher Corp.	20,944	5,259,667	0.8%
Humana, Inc.	9,065	4,029,936	0.6%
Medtronic PLC	46,449	4,847,418	0.7%
Pfizer, Inc.	362,150	17,770,700	2.7%
Thermo Fisher Scientific, Inc.	15,941	8,814,098	1.4%
Other Securities		32,668,099	4.9%

TOTAL HEALTH CARE		106,432,011	16.3%

INDUSTRIALS — (11.4%)
Eaton Corp. PLC	25,593	3,711,497	0.6%
FedEx Corp.	18,335	3,643,898	0.6%
Norfolk Southern Corp.	17,447	4,499,232	0.7%
Raytheon Technologies Corp.	44,815	4,253,392	0.7%
Republic Services, Inc.	37,656	5,056,071	0.8%
Other Securities		52,994,329	8.0%

TOTAL INDUSTRIALS		74,158,419	11.4%

INFORMATION TECHNOLOGY — (8.6%)
HP, Inc.	106,724	3,909,300	0.6%
Intel Corp.	262,433	11,439,455	1.8%
Micron Technology, Inc.	87,168	5,943,986	0.9%
Other Securities		35,062,609	5.3%

TOTAL INFORMATION TECHNOLOGY		56,355,350	8.6%

MATERIALS — (9.0%)
Dow, Inc.	55,732	3,706,178	0.6%
Freeport-McMoRan, Inc.	103,786	4,208,522	0.6%
Linde PLC	29,056	9,064,310	1.4%
Nucor Corp.	41,885	6,482,960	1.0%
Other Securities		35,364,591	5.4%

TOTAL MATERIALS		58,826,561	9.0%

REAL ESTATE — (0.5%)
Other Securities		3,254,564	0.5%

UTILITIES — (0.2%)
Other Securities		1,356,444	0.2%

TOTAL COMMON STOCKS (Cost $451,913,717)		650,389,813	99.7%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	362,685	362,685	0.1%

11

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	84,264	$974,680	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $453,251,082)		$651,727,178	99.9%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,252,953	—	—	$55,252,953
Consumer Discretionary	36,595,458	—	—	36,595,458
Consumer Staples	45,688,061	—	—	45,688,061
Energy	83,104,117	—	—	83,104,117
Financials	129,365,875	—	—	129,365,875
Health Care	106,432,011	—	—	106,432,011
Industrials	74,158,419	—	—	74,158,419
Information Technology	56,355,350	—	—	56,355,350
Materials	58,826,561	—	—	58,826,561
Real Estate	3,254,564	—	—	3,254,564
Utilities	1,356,444	—	—	1,356,444
Temporary Cash Investments	362,685	—	—	362,685
Securities Lending Collateral	—	$974,680	—	974,680

TOTAL	$650,752,498	$974,680	—	$651,727,178

See accompanying Notes to Financial Statements.

12

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (89.5%)
AUSTRALIA — (6.7%)
Australia & New Zealand Banking Group Ltd.	222,491	$4,233,823	1.1%
National Australia Bank Ltd.	187,661	4,284,052	1.1%
Santos Ltd.	317,467	1,774,028	0.5%
Westpac Banking Corp.	255,593	4,278,624	1.1%
Woodside Petroleum Ltd.	93,897	2,042,831	0.5%
Other Securities		12,087,562	3.1%

TOTAL AUSTRALIA		28,700,920	7.4%

AUSTRIA — (0.1%)
Other Security		264,218	0.1%

BELGIUM — (0.5%)
Other Securities		2,092,055	0.5%

CANADA — (10.5%)
Bank of Montreal	8,702	922,663	0.2%
Bank of Montreal	33,608	3,563,792	0.9%
Bank of Nova Scotia	33,326	2,110,357	0.5%
Bank of Nova Scotia	40,291	2,551,226	0.7%
Barrick Gold Corp.	99,696	2,224,218	0.6%
Canadian Imperial Bank of Commerce	18,584	2,054,489	0.5%
# Canadian Natural Resources Ltd.	103,405	6,397,667	1.7%
Nutrien Ltd.	31,699	3,114,486	0.8%
Suncor Energy, Inc.	82,298	2,957,790	0.8%
Other Securities		18,836,083	4.8%

TOTAL CANADA		44,732,771	11.5%

CHINA — (0.0%)
Other Security		145,121	0.0%

DENMARK — (1.6%)
Other Securities		6,907,936	1.8%

FINLAND — (0.9%)
Other Securities		4,020,035	1.0%

FRANCE — (8.8%)
BNP Paribas SA	55,714	2,888,848	0.7%
Cie de Saint-Gobain	56,762	3,311,391	0.9%
Cie Generale des Etablissements Michelin SCA	19,793	2,451,559	0.6%
Orange SA	205,995	2,452,452	0.6%
# Sanofi	26,845	2,837,379	0.7%
TotalEnergies SE	207,414	10,184,642	2.6%
TotalEnergies SE, Sponsored ADR	7,191	350,274	0.1%
Other Securities		13,004,935	3.4%

TOTAL FRANCE		37,481,480	9.6%

GERMANY — (6.2%)
Allianz SE	18,496	4,173,328	1.1%

13

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
BASF SE	40,728	$2,144,857	0.5%
Bayer AG	28,706	1,890,894	0.5%
Bayerische Motoren Werke AG	29,120	2,378,107	0.6%
Mercedes-Benz Group AG	78,830	5,502,426	1.4%
Other Securities		10,240,108	2.7%

TOTAL GERMANY		26,329,720	6.8%

HONG KONG — (2.0%)
Other Securities		8,551,823	2.2%

IRELAND — (0.4%)
Other Securities		1,567,480	0.4%

ISRAEL — (0.4%)
Other Securities		1,738,561	0.4%

ITALY — (1.8%)
Stellantis NV	145,096	1,948,008	0.5%
Other Securities		5,689,380	1.5%

TOTAL ITALY		7,637,388	2.0%

JAPAN — (17.9%)
Honda Motor Co. Ltd.	108,400	2,851,305	0.7%
Mitsubishi Corp.	56,900	1,910,447	0.5%
Mitsubishi UFJ Financial Group, Inc.	398,200	2,314,885	0.6%
SoftBank Group Corp.	60,700	2,496,605	0.6%
Takeda Pharmaceutical Co. Ltd.	97,467	2,828,153	0.7%
Toyota Motor Corp.	432,650	7,412,898	1.9%
Other Securities		56,308,390	14.5%

TOTAL JAPAN		76,122,683	19.5%

NETHERLANDS — (3.1%)
Koninklijke Ahold Delhaize NV	133,198	3,928,818	1.0%
Other Securities		9,310,014	2.4%

TOTAL NETHERLANDS		13,238,832	3.4%

NEW ZEALAND — (0.3%)
Other Securities		1,091,370	0.3%

NORWAY — (1.0%)
Other Securities		4,353,603	1.1%

PORTUGAL — (0.1%)
Other Securities		353,184	0.1%

SINGAPORE — (0.8%)
Other Securities		3,532,652	0.9%

SPAIN — (1.7%)
# Banco Santander SA	1,370,585	4,005,329	1.0%
Other Securities		3,294,180	0.9%

TOTAL SPAIN		7,299,509	1.9%

14

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$10,463,985	2.7%

SWITZERLAND — (8.1%)
Cie Financiere Richemont SA, Class A	24,287	2,821,923	0.7%
Holcim Ltd	40,627	1,986,478	0.5%
Novartis AG	14,430	1,275,168	0.3%
Novartis AG, Sponsored ADR	94,915	8,355,367	2.1%
UBS Group AG	149,412	2,536,512	0.7%
Zurich Insurance Group AG	10,576	4,814,930	1.2%
Other Securities		12,725,607	3.4%

TOTAL SWITZERLAND		34,515,985	8.9%

UNITED KINGDOM — (14.1%)
Anglo American PLC	55,028	2,437,244	0.6%
Aviva PLC	443,489	2,379,377	0.6%
BP PLC	704,505	3,401,205	0.9%
BP PLC, Sponsored ADR	129,464	3,718,203	1.0%
British American Tobacco PLC	106,755	4,474,353	1.1%
British American Tobacco PLC, Sponsored ADR	14,611	610,448	0.2%
BT Group PLC	861,090	1,909,541	0.5%
Glencore PLC	795,672	4,902,669	1.3%
# HSBC Holdings PLC, Sponsored ADR	132,381	4,105,135	1.1%
Lloyds Banking Group PLC	3,121,380	1,772,827	0.5%
Shell PLC	36,847	989,191	0.3%
Shell PLC, Sponsored ADR	283,753	15,160,923	3.9%
Vodafone Group PLC	1,878,270	2,843,623	0.7%
Other Securities		11,208,823	2.7%

TOTAL UNITED KINGDOM		59,913,562	15.4%

TOTAL COMMON STOCKS		381,054,873	97.9%

PREFERRED STOCKS — (1.0%)
GERMANY — (1.0%)
Volkswagen AG	18,370	2,844,896	0.7%
Other Securities		1,368,689	0.4%

TOTAL GERMANY		4,213,585	1.1%

TOTAL INVESTMENT SECURITIES (Cost $370,921,692)		385,268,458

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
@§ The DFA Short Term Investment Fund	3,486,374	40,326,892	10.3%

TOTAL INVESTMENTS—(100.0%) (Cost $411,249,375)		$425,595,350	109.3%

15

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$28,700,920	—	$28,700,920
Austria	—	264,218	—	264,218
Belgium	—	2,092,055	—	2,092,055
Canada	$44,732,771	—	—	44,732,771
China	—	145,121	—	145,121
Denmark	—	6,907,936	—	6,907,936
Finland	—	4,020,035	—	4,020,035
France	350,274	37,131,206	—	37,481,480
Germany	472,738	25,856,982	—	26,329,720
Hong Kong	—	8,551,823	—	8,551,823
Ireland	1,272,220	295,260	—	1,567,480
Israel	308,787	1,429,774	—	1,738,561
Italy	166,831	7,470,557	—	7,637,388
Japan	—	76,122,683	—	76,122,683
Netherlands	979,068	12,259,764	—	13,238,832
New Zealand	—	1,091,370	—	1,091,370
Norway	—	4,353,603	—	4,353,603
Portugal	—	353,184	—	353,184
Singapore	94,817	3,437,835	—	3,532,652
Spain	99,212	7,200,297	—	7,299,509
Sweden	—	10,463,985	—	10,463,985
Switzerland	11,084,493	23,431,492	—	34,515,985
United Kingdom	28,355,756	31,557,806	—	59,913,562
Preferred Stocks
Germany	—	4,213,585	—	4,213,585
Securities Lending Collateral	—	40,326,892	—	40,326,892

TOTAL.	$87,916,967	$337,678,383	—	$425,595,350

See accompanying Notes to Financial Statements.

16

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.8%)
AUSTRALIA — (7.1%)
Other Securities		$19,730,414	7.5%

AUSTRIA — (1.2%)
Other Securities		3,223,886	1.2%

BELGIUM — (1.7%)
Ackermans & van Haaren NV.	2,948	525,558	0.2%
# Elia Group SA	2,996	476,898	0.2%
Other Securities		3,713,039	1.4%

TOTAL BELGIUM		4,715,495	1.8%

CANADA — (11.3%)
Capital Power Corp.	14,849	488,012	0.2%
Element Fleet Management Corp.	47,405	423,256	0.2%
* MEG Energy Corp.	37,193	558,771	0.2%
Parkland Corp.	18,885	536,421	0.2%
# SNC-Lavalin Group, Inc.	20,167	448,504	0.2%
SSR Mining, Inc.	22,962	505,112	0.2%
# Tricon Residential, Inc.	30,813	445,891	0.2%
# Whitecap Resources, Inc.	70,340	576,564	0.2%
Yamana Gold, Inc.	75,682	417,690	0.2%
Other Securities		27,106,103	10.1%

TOTAL CANADA		31,506,324	11.9%

CHINA — (0.1%)
Other Securities		425,183	0.2%

DENMARK — (2.1%)
Royal Unibrew AS	5,904	508,872	0.2%
Other Securities		5,500,749	2.1%

TOTAL DENMARK		6,009,621	2.3%

FINLAND — (2.0%)
# Huhtamaki Oyj	11,797	445,930	0.2%
Orion Oyj, Class B	12,691	497,773	0.2%
Valmet Oyj	20,218	541,454	0.2%
Other Securities		4,210,310	1.5%

TOTAL FINLAND		5,695,467	2.1%

FRANCE — (4.8%)
* Rexel SA	37,300	764,078	0.3%
# SCOR SE	20,315	574,383	0.2%
* SOITEC	2,487	445,524	0.2%
* Ubisoft Entertainment SA	10,777	487,260	0.2%
Valeo	28,564	519,325	0.2%
Other Securities		10,560,838	3.9%

TOTAL FRANCE		13,351,408	5.0%

17

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.0%)
Aurubis AG	4,672	$530,923	0.2%
Freenet AG	17,797	492,411	0.2%
Hugo Boss AG	8,304	465,712	0.2%
* K+S AG	27,384	919,773	0.4%
Rheinmetall AG	5,517	1,243,665	0.5%
Ω Scout24 SE	8,507	538,053	0.2%
Other Securities		12,479,618	4.6%

TOTAL GERMANY		16,670,155	6.3%

HONG KONG — (2.3%)
Other Securities		6,409,505	2.4%

IRELAND — (0.5%)
* Bank of Ireland Group PLC	116,691	707,230	0.3%
Other Securities		650,991	0.2%

TOTAL IRELAND		1,358,221	0.5%

ISRAEL — (2.1%)
Other Securities		5,982,448	2.3%

ITALY — (3.2%)
Banco BPM SpA	187,440	590,566	0.2%
Italgas SpA	64,514	417,707	0.2%
* Leonardo SpA	52,338	538,631	0.2%
Other Securities		7,437,668	2.8%

TOTAL ITALY		8,984,572	3.4%

JAPAN — (20.8%)
Other Securities		58,171,743	22.0%

NETHERLANDS — (2.1%)
Aalberts NV	12,330	599,143	0.2%
Ω Signify NV	13,843	585,664	0.2%
Other Securities		4,573,626	1.8%

TOTAL NETHERLANDS		5,758,433	2.2%

NEW ZEALAND — (0.5%)
Other Securities		1,390,707	0.5%

NORWAY — (1.0%)
Other Securities		2,889,033	1.1%

PORTUGAL — (0.3%)
Other Securities		936,513	0.4%

SINGAPORE — (1.0%)
Other Securities		2,679,749	1.0%

SPAIN — (2.2%)
Banco de Sabadell SA	654,745	508,131	0.2%
Bankinter SA	75,859	446,421	0.2%
Enagas SA	29,891	646,324	0.2%

18

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$4,422,564	1.7%

TOTAL SPAIN		6,023,440	2.3%

SWEDEN — (3.0%)
Other Securities		8,315,939	3.1%

SWITZERLAND — (6.4%)
Belimo Holding AG	1,193	589,606	0.2%
Clariant AG	26,073	445,152	0.2%
* Flughafen Zurich AG	2,525	426,974	0.2%
Georg Fischer AG	10,440	566,580	0.2%
Helvetia Holding AG	4,948	635,851	0.2%
PSP Swiss Property AG	5,972	752,663	0.3%
Swiss Prime Site AG	5,129	501,331	0.2%
Vifor Pharma AG	3,774	666,671	0.3%
Other Securities		13,391,094	5.0%

TOTAL SWITZERLAND		17,975,922	6.8%

UNITED KINGDOM — (12.1%)
* Centrica PLC	466,600	462,302	0.2%
Drax Group PLC	61,101	617,468	0.2%
Inchcape PLC	49,706	444,753	0.2%
Man Group PLC	179,299	522,572	0.2%
* Meggitt PLC	52,696	510,883	0.2%
Rotork PLC	112,248	409,540	0.2%
Tate & Lyle PLC	44,490	432,425	0.2%
Other Securities		30,436,097	11.4%

TOTAL UNITED KINGDOM		33,836,040	12.8%

UNITED STATES — (0.0%)
Other Security		39,017	0.0%

TOTAL COMMON STOCKS		262,079,235	99.1%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		725,971	0.3%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Securities		5,230	0.0%

HONG KONG — (0.0%)
Other Security		19	0.0%

SWITZERLAND — (0.0%)
Other Security		2,990	0.0%

TOTAL RIGHTS/WARRANTS		8,239	0.0%

TOTAL INVESTMENT SECURITIES (Cost $266,656,943)		262,813,445

19

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.9%)
@§ The DFA Short Term Investment Fund	1,433,275	$16,578,693	6.2%

TOTAL INVESTMENTS—(100.0%) (Cost $283,235,934)		$279,392,138	105.6%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$145,620	$19,584,794	—		$19,730,414
Austria	—	3,223,886	—		3,223,886
Belgium	54,193	4,661,302	—		4,715,495
Canada	31,479,329	26,995	—		31,506,324
China	162,161	263,022	—		425,183
Denmark	—	6,009,621	—		6,009,621
Finland	—	5,695,467	—		5,695,467
France	—	13,350,768	$640		13,351,408
Germany	—	16,670,155	—		16,670,155
Hong Kong	—	6,395,986	13,519		6,409,505
Ireland	—	1,358,221	—		1,358,221
Israel	109,333	5,873,115	—		5,982,448
Italy	—	8,984,572	—		8,984,572
Japan	71,886	58,099,857	—		58,171,743
Netherlands	—	5,758,433	—		5,758,433
New Zealand	—	1,390,707	—		1,390,707
Norway	8,767	2,880,266	—		2,889,033
Portugal	—	936,513	—		936,513
Singapore	—	2,673,908	5,841		2,679,749
Spain	800	6,022,640	—		6,023,440
Sweden	121,650	8,194,289	—		8,315,939
Switzerland	—	17,975,922	—		17,975,922
United Kingdom	24,919	33,811,121	—		33,836,040
United States	39,017	—	—		39,017
Preferred Stocks
Germany	—	725,971	—		725,971
Rights/Warrants
Canada	—	5,230	—		5,230
Hong Kong	—	19	—		19
Switzerland	—	2,990	—		2,990
Securities Lending Collateral	—	16,578,693	—		16,578,693

TOTAL	$32,217,675	$247,154,463	$20,000	^	$279,392,138

∧	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face
	Amount (000)	Value†
BONDS — (36.0%)
Amazon.com, Inc.
2.730%, 04/13/24	3,000	$2,996,701
Asian Development Bank
# 2.625%, 01/30/24	5,000	4,995,279
1.625%, 03/15/24	3,000	2,939,953
Cisco Systems, Inc.
# 3.625%, 03/04/24	356	360,810
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.581%, 01/12/24	7,500	7,483,999
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.461%, 08/19/22	6,493	6,496,795
(r) 0.526%, 03/13/23	1,190	1,191,864
European Investment Bank
2.625%, 03/15/24	600	598,902
European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r) 0.530%, 01/30/23	5,500	5,507,348
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r) 0.538%, 06/10/22	2,750	2,750,248
Export Development Canada 0.496%, 04/08/24	400	382,565
FMS Wertmanagement 2.750%, 01/30/24	8,000	7,997,098
Inter-American Development Bank
0.250%, 11/15/23	3,000	2,893,241
2.625%, 01/16/24	2,000	1,998,253
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.523%, 09/16/22	3,446	3,447,949
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r) 0.548%, 03/22/24	5,000	4,997,150
International Bank for Reconstruction & Development
2.250%, 03/28/24	1,770	1,751,784

		Face
		Amount (000)	Value†
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.411%, 01/13/23	6,750	$6,750,444
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	0.372%, 06/30/23	400	399,717
Kommunalbanken A.S.
Ω	0.250%, 12/08/23	1,900	1,826,185
Kommunalbanken A.S., Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω	0.439%, 10/27/23	7,500	7,501,125
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	4,000	3,827,216
Ontario, Province of Canada
	3.050%, 01/29/24	7,000	7,030,479
Province of Alberta Canada
	3.350%, 11/01/23	7,763	7,834,963
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	4,500	4,415,447
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
(r)Ω	0.591%, 09/11/23	4,000	4,001,637
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23	800	773,288
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.276%, 12/19/22	5,750	5,780,877
(r)	1.212%, 05/25/23	2,500	2,521,288
Swedbank AB
Ω	0.600%, 09/25/23	1,000	965,010
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r)	0.461%, 06/02/23	3,500	3,485,807

21

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face
		Amount (000)	Value†
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.522%, 01/06/23	713	$711,831

TOTAL BONDS			116,615,253

CERTIFICATES OF DEPOSIT — (6.5%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.430%, 09/02/22	2,000	1,998,672
(r)	0.430%, 09/27/22	3,000	2,997,600
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.430%, 06/15/22	3,000	2,999,721
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.440%, 07/15/22	3,000	2,999,383
Royal Bank of Canada, Floating Rate Note, SOFR + 0.150%, FRN
Ω	0.430%, 10/11/22	5,000	4,996,111
Royal Bank of Canada, Floating Rate Note, SOFR + 0.250%, FRN
Ω	0.530%, 12/01/22	3,000	2,997,367
Westpac Banking Corp., Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.410%, 05/09/22	2,000	2,000,054

TOTAL CERTIFICATES OF DEPOSIT			20,988,908

COMMERCIAL PAPER — (5.9%)
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.100%, FRN
(r)Ω	0.380%, 05/06/22	2,000	1,999,983
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.210%, FRN
(r)Ω	0.490%, 06/03/22	2,000	2,000,058
Caisse des Depots et Consignations
Ω	0.604%, 05/10/22	1,750	1,749,674
Ω	0.600%, 05/23/22	6,000	5,997,204

		Face
		Amount (000)	Value†
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.410%, 09/29/22	1,500	$1,498,657
National Securities Clearing Corp.
Ω	0.400%, 05/12/22	5,000	4,999,010
PSP Capital, Inc.
Ω	0.250%, 05/03/22	1,000	999,960

TOTAL COMMERCIAL PAPER			19,244,546

U.S. TREASURY OBLIGATIONS — (46.2%)
U.S. Treasury Notes
#	0.125%, 09/15/23	16,350	15,840,979
	0.250%, 09/30/23	27,200	26,360,625
	0.125%, 10/15/23	27,750	26,810,186
	0.375%, 10/31/23	27,500	26,629,883
	1.625%, 10/31/23	13,000	12,828,867
	0.500%, 11/30/23	11,500	11,129,395
	0.125%, 12/15/23	2,000	1,922,031
	0.750%, 12/31/23	4,000	3,877,812
#	0.125%, 01/15/24	8,000	7,668,125
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR - 0.015%, FRN
(r)	0.877%, 01/31/24	12,000	12,015,212
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
(r)	0.921%, 07/31/23	1,750	1,752,770
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.035%, FRN
(r)	0.927%, 10/31/23	2,500	2,504,601

TOTAL U.S. TREASURY OBLIGATIONS			149,340,486

TOTAL INVESTMENT SECURITIES (Cost $311,125,633)			306,189,193

		Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.290%		1,152,846	1,152,846

22

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	1,401,359	$16,209,525

TOTAL INVESTMENTS — (100.0%) (Cost $328,488,004)		$323,551,564

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$116,615,253	—	$116,615,253
Certificates of Deposit	—	20,988,908	—	20,988,908
U.S. Treasury Obligations	—	149,340,486	—	149,340,486
Commercial Paper	—	19,244,546	—	19,244,546
Temporary Cash Investments	$1,152,846	—	—	1,152,846
Securities Lending Collateral	—	16,209,525	—	16,209,525

TOTAL	$1,152,846	$322,398,718	—	$323,551,564

See accompanying Notes to Financial Statements.

23

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^ (000)	Value†
BONDS — (74.6%)
AUSTRALIA — (7.7%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	3M Swap + 1.030%, FRN, 1.165%, 12/06/23	AUD	200	$142,335
	3.700%, 11/16/25		1,000	1,008,970
Australia Government Bond
Ω	3.250%, 04/21/25	AUD	1,000	717,284
Ω	0.250%, 11/21/25	AUD	900	581,073
Ω	0.500%, 09/21/26	AUD	2,400	1,530,510
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		4,100	3,691,538
National Australia Bank Ltd.
Ω	1.388%, 01/12/25		300	284,475
(r)	3M Swap + 0.770%, FRN, 1.180%, 01/21/25	AUD	1,000	707,218
	3.375%, 01/14/26		1,000	995,087
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	8,800	6,428,835
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	4,000	2,837,083
South Australian Government Financing Authority
Ω	3.000%, 07/20/26	AUD	500	351,165
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	1,300	838,883
Westpac Banking Corp.
(r)Ω	3M Swap + 1.140%, FRN, 1.667%, 04/24/24	AUD	1,000	713,195
(r)Ω	3M Swap + 0.880%, FRN, 0.958%, 08/16/24	AUD	700	496,784
	2.350%, 02/19/25		500	486,109
	2.850%, 05/13/26		3,000	2,916,698
#	1.150%, 06/03/26		3,970	3,602,428
Ω	4.125%, 06/04/26	AUD	500	356,395

TOTAL AUSTRALIA				28,686,065

AUSTRIA — (0.8%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		1,350	1,276,042

			Face Amount^ (000)	Value†
AUSTRIA — (Continued)
	0.375%, 09/17/25		2,000	$1,829,120

TOTAL AUSTRIA				3,105,162

BELGIUM — (1.6%)
Dexia Credit Local SA
Ω	0.500%, 07/16/24		4,000	3,789,920
Ω	1.125%, 04/09/26		2,000	1,848,111
Ω	1.125%, 04/09/26		500	462,028

TOTAL BELGIUM				6,100,059

CANADA — (12.0%)
Bank of Montreal
	2.700%, 09/11/24	CAD	300	229,753
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	2,600	1,977,813
CPPIB Capital, Inc.
Ω	1.250%, 03/04/25		1,000	952,676
Ω	0.875%, 09/09/26		9,650	8,759,060
Manitoba, Province of Canada
	2.600%, 04/16/24		1,000	995,311
Ontario Teachers’ Finance Trust
Ω	0.875%, 09/21/26		5,423	4,906,580
Ontario, Province of Canada
	3.050%, 01/29/24		2,000	2,008,708
Ω	3.100%, 08/26/25	AUD	500	348,181
Province of Alberta Canada
	2.200%, 06/01/26	CAD	1,807	1,354,607
Province of British Columbia Canada
	0.900%, 07/20/26		338	307,999
Province of Ontario Canada
	0.625%, 01/21/26		3,750	3,420,188
#	1.050%, 04/14/26		4,265	3,931,861
Province of Quebec Canada
	3.700%, 05/20/26	AUD	2,100	1,479,736
PSP Capital, Inc.
Ω	0.500%, 09/15/24		750	708,314
#Ω	1.000%, 06/29/26		2,043	1,868,017
Quebec, Province of Canada
	2.500%, 04/09/24		3,240	3,220,884
Toronto-Dominion Bank
	0.750%, 09/11/25		350	317,934
Ω	1.128%, 12/09/25	CAD	2,600	1,825,960
#	0.750%, 01/06/26		2,710	2,436,602

24

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^ (000)	Value†
CANADA — (Continued)
	1.200%, 06/03/26		3,939	$3,550,868

TOTAL CANADA				44,601,052

DENMARK — (0.9%)
Kommunekredit
Ω	0.500%, 01/28/26		3,764	3,421,742

FINLAND — (2.4%)
Finnvera Oyj
Ω	1.125%, 10/27/26		1,358	1,245,643
Kuntarahoitus Oyj
Ω	0.625%, 03/20/26		4,535	4,137,375
Nordea Bank Abp
#Ω	0.750%, 08/28/25		3,800	3,458,350

TOTAL FINLAND				8,841,368

FRANCE — (4.4%)
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		6,200	5,662,302
Caisse d’Amortissement de la Dette Sociale
Ω	0.375%, 05/27/24		1,500	1,426,680
Ω	0.625%, 02/18/26		6,387	5,824,643
Ω	0.625%, 02/18/26		400	364,500
SFIL SA
Ω	0.625%, 02/09/26		3,400	3,092,438

TOTAL FRANCE				16,370,563

GERMANY — (4.9%)
Erste Abwicklungsanstalt
Ω	0.875%, 10/30/24		2,400	2,286,242
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24		1,833	1,751,590
Ω	4.000%, 02/27/25	AUD	1,500	1,081,902
	3.200%, 09/11/26	AUD	500	349,296
Landeskreditbank Baden-Wuerttemberg Foerderbank
Ω	2.000%, 07/23/24		781	766,331
Landwirtschaftliche Rentenbank
Ω	4.250%, 01/09/25	AUD	1,000	725,934
	0.500%, 05/27/25		28	25,974
	0.875%, 03/30/26		5,983	5,509,198
Ω	4.750%, 05/06/26	AUD	400	296,540
NRW Bank
Ω	0.875%, 03/09/26		2,400	2,206,808
State of North Rhine-Westphalia Germany
Ω	1.000%, 04/21/26		3,300	3,045,337

TOTAL GERMANY				18,045,152

			Face Amount^ (000)	Value†
NETHERLANDS — (3.4%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	700	$492,792
Ω	2.375%, 03/16/26		1,000	974,764
Ω	0.875%, 05/18/26		4,144	3,791,999
Ω	0.875%, 05/18/26		668	611,758
Cooperatieve Rabobank UA
	1.375%, 01/10/25		1,400	1,326,003
Shell International Finance BV
	2.000%, 11/07/24		300	292,806
	3.250%, 05/11/25		4,200	4,186,767
	2.875%, 05/10/26		1,089	1,060,061

TOTAL NETHERLANDS				12,736,950

NEW ZEALAND — (1.5%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	1,700	1,037,299
	0.500%, 05/15/26	NZD	2,450	1,401,957
New Zealand Local Government Funding Agency Bond
Ω	2.250%, 04/15/24	NZD	4,500	2,817,190
	2.750%, 04/15/25	NZD	500	310,694

TOTAL NEW ZEALAND				5,567,140

NORWAY — (2.8%)
Equinor ASA
#	1.750%, 01/22/26		1,000	936,729
Kommunalbanken AS
Ω	2.125%, 04/23/25		1,980	1,930,516
Ω	0.375%, 09/11/25		1,648	1,507,897
Ω	0.500%, 01/13/26		1,000	911,489
	0.600%, 06/01/26	AUD	2,100	1,317,746
#Ω	1.125%, 10/26/26		3,976	3,650,180

TOTAL NORWAY				10,254,557

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.7%)
African Development Bank
	0.875%, 03/23/26		4,392	4,049,551
	4.500%, 06/02/26	AUD	1,000	733,907
	0.875%, 07/22/26		1,382	1,263,756
Asian Development Bank
	1.625%, 03/15/24		500	489,992
	0.375%, 06/11/24		1,200	1,141,062
	3.750%, 03/12/25	AUD	2,000	1,432,514
	1.000%, 04/14/26		6,156	5,689,806
	0.500%, 05/05/26	AUD	1,000	628,250
Asian Infrastructure Investment Bank
	2.250%, 05/16/24		1,688	1,668,015
	0.500%, 10/30/24		714	670,672
#	0.500%, 01/27/26		6,887	6,240,431
Ω	1.000%, 05/06/26	AUD	500	319,367

25

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
	0.500%, 01/28/26		9,043	$8,232,370
European Investment Bank
	3.250%, 01/29/24		200	201,863
	0.750%, 09/09/24	NOK	15,000	1,537,239
	0.375%, 03/26/26		3,198	2,889,105
Inter-American Development Bank
	3.000%, 02/21/24		400	401,966
Ω	2.750%, 10/30/25	AUD	300	207,661
	0.875%, 04/20/26		2,049	1,882,925
	4.250%, 06/11/26	AUD	1,500	1,089,661
Inter-American Investment Corp.
Ω	1.750%, 10/02/24		324	314,936
Ω	0.625%, 02/10/26		300	273,389
International Bank for Reconstruction & Development
	2.500%, 03/19/24		3,014	3,000,999
	0.625%, 01/14/26	CAD	3,200	2,280,789
	0.500%, 05/18/26	AUD	1,500	941,463
International Finance Corp.
Ω	4.000%, 04/03/25	AUD	1,500	1,082,022
Ω	3.200%, 07/22/26	AUD	2,000	1,397,600
Nordic Investment Bank
#	0.500%, 01/21/26		500	455,192
Ω	3.400%, 02/06/26	AUD	600	422,727

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				50,939,230

SWEDEN — (3.9%)
Skandinaviska Enskilda Banken AB
#Ω	0.850%, 09/02/25		200	182,788
Ω	1.400%, 11/19/25		4,000	3,717,520
Ω	1.200%, 09/09/26		7,100	6,384,416
Svensk Exportkredit AB
	0.375%, 07/30/24		3,000	2,836,694
Svenska Handelsbanken AB
#Ω	0.550%, 06/11/24		1,250	1,178,880

TOTAL SWEDEN				14,300,298

SWITZERLAND — (3.8%)
Nestle Holdings, Inc.
#Ω	3.500%, 09/24/25		2,000	2,017,894
Ω	0.625%, 01/15/26		3,300	2,985,672
Novartis Capital Corp.
	3.400%, 05/06/24		600	604,386
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		2,600	2,551,148

			Face Amount^ (000)	Value†
SWITZERLAND — (Continued)
Ω	3.350%, 09/30/24		2,000	$2,012,741
Ω	0.991%, 03/05/26		800	732,051
#Ω	2.625%, 05/15/26		3,200	3,103,438

TOTAL SWITZERLAND				14,007,330

UNITED STATES — (10.8%)
Amazon.com, Inc.
	2.730%, 04/13/24		3,750	3,745,876
	0.450%, 05/12/24		1,500	1,431,936
	1.000%, 05/12/26		5,390	4,914,301
Apple, Inc.
	2.513%, 08/19/24	CAD	1,000	765,010
	1.125%, 05/11/25		1,734	1,634,534
	0.700%, 02/08/26		2,975	2,717,071
	3.250%, 02/23/26		1,912	1,908,348
Ω	3.600%, 06/10/26	AUD	500	352,346
Berkshire Hathaway, Inc.
	3.125%, 03/15/26		2,144	2,128,354
Chevron Corp.
#	2.954%, 05/16/26		1,000	977,869
Chevron USA, Inc.
#	0.687%, 08/12/25		2,000	1,838,183
Exxon Mobil Corp.
#	2.709%, 03/06/25		1,000	985,503
Johnson & Johnson
#	0.550%, 09/01/25		1,000	920,500
Merck & Co., Inc.
	0.750%, 02/24/26		1,533	1,395,247
National Securities Clearing Corp.
#Ω	0.750%, 12/07/25		6,400	5,821,003
Ω	0.750%, 12/07/25		1,250	1,136,915
Procter & Gamble Co.
	1.000%, 04/23/26		1,827	1,669,976
Visa, Inc.
	3.150%, 12/14/25		2,582	2,563,836
Walmart, Inc.
	1.050%, 09/17/26		3,300	3,003,410

TOTAL UNITED STATES				39,910,218

TOTAL BONDS				276,886,886

U. S. TREASURY OBLIGATIONS — (20.0%)
U. S. Treasury Notes
	0.875%, 01/31/24		7,000	6,787,813
	0.125%, 02/15/24		8,100	7,743,410
	2.750%, 02/15/24		3,000	3,004,805
	2.125%, 02/29/24		4,000	3,961,719
	2.375%, 02/29/24		8,500	8,456,172
	0.250%, 03/15/24		11,000	10,514,023
	0.375%, 04/15/24		1,000	955,703
	0.625%, 10/15/24		7,000	6,634,141
	0.750%, 11/15/24		11,800	11,191,562

26

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
1.000%, 12/15/24	15,500	$14,777,070

TOTAL U.S. TREASURY OBLIGATIONS		74,026,418

TOTAL INVESTMENT SECURITIES (Cost $374,298,541)		350,913,304

	Shares	Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	1,733,529	$20,051,727

TOTAL INVESTMENTS — (100.0%) (Cost $394,349,074)		$370,965,031

As of April 30, 2022, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	393,847	AUD	548,456	ANZ Securities	05/09/22	$6,302
USD	277,783	AUD	386,437	Citibank, N.A.	05/09/22	4,722
USD	6,804,476	NZD	9,788,838	Royal Bank of Scotland	05/13/22	484,638
USD	9,118,271	CAD	11,391,874	HSBC Bank	05/24/22	250,889
SGD	496,490	USD	357,949	Citibank, N.A.	06/08/22	1,034
USD	1,125,983	SGD	1,532,154	HSBC Bank	06/08/22	18,172
USD	1,653,773	NOK	14,467,661	Morgan Stanley and Co. International	06/29/22	110,947
USD	32,811,686	AUD	44,194,644	State Street Bank and Trust	07/12/22	1,547,267

Total Appreciation						$2,423,971
NZD	1,095,503	USD	743,082	Citibank, N.A.	05/13/22	$(35,807)
CAD	455,464	USD	361,889	Citibank, N.A.	05/24/22	(7,358)
SGD	1,035,664	USD	750,672	Citibank, N.A.	06/08/22	(1,843)
AUD	1,004,701	USD	742,092	Bank of New York Mellon Corp.	07/12/22	(31,341)
AUD	751,399	USD	533,727	JP Morgan	07/12/22	(2,168)

Total (Depreciation)						$(78,517)

Total Appreciation (Depreciation)						$2,345,454

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$28,686,065	—	$28,686,065
Austria	—	3,105,162	—	3,105,162
Belgium	—	6,100,059	—	6,100,059
Canada	—	44,601,052	—	44,601,052
Denmark	—	3,421,742	—	3,421,742
Finland	—	8,841,368	—	8,841,368
France	—	16,370,563	—	16,370,563
Germany	—	18,045,152	—	18,045,152

27

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$12,736,950	—	$12,736,950
New Zealand	—	5,567,140	—	5,567,140
Norway	—	10,254,557	—	10,254,557
Supranational Organization Obligations	—	50,939,230	—	50,939,230
Sweden	—	14,300,298	—	14,300,298
Switzerland	—	14,007,330	—	14,007,330
United States	—	39,910,218	—	39,910,218
U.S. Treasury Obligations	—	74,026,418	—	74,026,418
Securities Lending Collateral	—	20,051,727	—	20,051,727
Forward Currency Contracts**	—	2,345,454	—	2,345,454

TOTAL	—	$373,310,485	—	$373,310,485

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

28

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (99.7%)
Treasury Inflation Protected Security
0.375%, 01/15/27	18,493	$19,225,500
2.375%, 01/15/27	13,396	15,216,991
0.375%, 07/15/27	13,682	14,282,984
0.500%, 01/15/28	23,049	24,067,464
1.750%, 01/15/28	14,865	16,597,477
3.625%, 04/15/28	14,892	18,344,327
0.750%, 07/15/28	9,774	10,401,944
0.875%, 01/15/29	9,436	10,099,603
2.500%, 01/15/29	18,957	22,362,844
3.875%, 04/15/29	17,754	22,662,120
0.250%, 07/15/29	3,604	3,714,262
0.125%, 01/15/30	21,883	22,209,384
0.125%, 07/15/30	2,378	2,419,922
0.125%, 01/15/31	6,988	7,087,668
0.125%, 07/15/31	6,614	6,720,788
3.375%, 04/15/32	11,697	15,765,059
2.125%, 02/15/40	11,482	15,112,498
2.125%, 02/15/41	12,693	16,743,742

TOTAL U.S. TREASURY OBLIGATIONS Cost ($268,105,886)		263,034,577

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.290%	766,729	766,729

TOTAL INVESTMENTS — (100.0%) (Cost $268,872,615)		$263,801,306

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$263,034,577	—	$263,034,577
Temporary Cash Investments	$766,729	—	—	766,729

TOTAL	$766,729	$263,034,577	—	$263,801,306

See accompanying Notes to Financial Statements.

29

VA GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,759,289	$51,265,691
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,188,543	21,579,036
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,383,945	21,574,706
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,389,626	19,941,127
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	570,526	18,291,055
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	405,835	9,216,503
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	869,894	8,733,735
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	905,021	8,724,405
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	117,712	3,680,841
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	48,547	2,284,632
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	173,971	2,245,972
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	177,840	764,712

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $130,291,713)		$168,302,415

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$168,302,415	—	—	$168,302,415

TOTAL	$168,302,415	—	—	$168,302,415

See accompanying Notes to Financial Statements.

30

VA EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	835,309	$26,780,017
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	725,554	21,345,809
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	922,904	13,243,674
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group, Inc.	545,450	12,147,164
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	374,400	8,502,633
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	214,107	6,695,109
Investment in VA International Small Portfolio of DFA Investment Dimensions Group, Inc.	344,564	4,079,633
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	237,853	3,070,678
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	43,418	2,043,252
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	163,138	701,493

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $77,632,372)		$98,609,462

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$98,609,462	—	—	$98,609,462

TOTAL	$98,609,462	—	—	$98,609,462

See accompanying Notes to Financial Statements.

31

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA U.S.		VA	VA
	Targeted Value	VA U.S. Large	International	International
	Portfolio*	Value Portfolio*	Value Portfolio*	Small Portfolio*
ASSETS:
Investment Securities at Value (including $18,585, $3,775, $39,639 and $22,761 of securities on loan, respectively)	$502,209	$650,389	$385,268	$262,813
Temporary Cash Investments at Value & Cost	1,232	363	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $16,668, $975, $40,328 and $16,579, respectively)	16,669	975	40,327	16,579
Foreign Currencies at Value	—	—	826	440
Cash	—	—	563	29
Receivables:
Investment Securities Sold	280	—	—	400
Dividends and Interest	157	928	2,721	1,620
Securities Lending Income	3	—	39	29
Fund Shares Sold	459	886	20	107
Prepaid Expenses and Other Assets	1	1	1	—

Total Assets	521,010	653,542	429,765	282,017

LIABILITIES:
Payables:
Upon Return of Securities Loaned	16,670	975	40,321	16,584
Investment Securities Purchased	326	—	—	169
Fund Shares Redeemed	246	22	80	666
Due to Advisor	117	107	83	80
Accrued Expenses and Other Liabilities	13	37	32	61

Total Liabilities	17,372	1,141	40,516	17,560

NET ASSETS	$503,638	$652,401	$389,249	$264,457

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	22,615,656	20,860,249	30,141,779	22,327,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.27	$31.27	$12.91	$11.84

Investment Securities at Cost	$395,835	$451,914	$370,922	$266,657

Foreign Currencies at Cost	$—	$—	$843	$441

NET ASSETS CONSIST OF:
Paid-In Capital	$374,165	$443,020	$367,231	$262,460
Total Distributable Earnings (Loss)	129,473	209,381	22,018	1,997

NET ASSETS	$503,638	$652,401	$389,249	$264,457

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

			VIT Inflation-
	VA Short-		Protected
	Term Fixed	VA Global	Securities
	Portfolio*	Bond Portfolio*	Portfolio
ASSETS:
Investment Securities at Value (including $15,867, $19,569 and $0 of securities on loan, respectively)	$306,189	$350,913	$263,035
Temporary Cash Investments at Value & Cost	1,153	—	767
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $16,210, $20,051 and $0, respectively)	16,210	20,052	—
Foreign Currencies at Value	—	26	—
Cash	5	2,113	—
Receivables:
Investment Securities Sold	—	2,056	—
Dividends and Interest	596	1,264	617
Securities Lending Income	3	2	—
Fund Shares Sold	982	21	40
Unrealized Gain on Forward Currency Contracts	—	2,424	—
Unrealized Gain on Foreign Currency Contracts	—	2	—
Prepaid Expenses and Other Assets	—	2	—

Total Assets	325,138	378,875	264,459

LIABILITIES:
Payables:
Upon Return of Securities Loaned	16,227	20,055	—
Fund Shares Redeemed	246	120	927
Due to Advisor	25	64	20
Unrealized Loss on Forward Currency Contracts	—	79	—
Unrealized Loss on Foreign Currency Contracts	—	1	—
Accrued Expenses and Other Liabilities	24	38	13

Total Liabilities	16,522	20,357	960

NET ASSETS	$308,616	$358,518	$263,499

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	30,741,800	36,367,568	24,695,925

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.04	$9.86	$10.67

Investment Securities at Cost	$311,126	$374,299	$268,106

Foreign Currencies at Cost	$—	$27	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$313,795	$386,231	$262,362
Total Distributable Earnings (Loss)	(5,179)	(27,713)	1,137

NET ASSETS	$308,616	$358,518	$263,499

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA
	Global
	Moderate	VA Equity
	Allocation	Allocation
	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$168,302	$98,609
Cash	—	369
Receivables:
Investment Securities/Affiliated Investment Companies Sold	119	—
Fund Shares Sold	1	22
Prepaid Expenses and Other Assets	1	2

Total Assets	168,423	99,002

LIABILITIES:
Payables:
Due to Custodian	35	—
Investment Securities/Affiliated Investment Companies Purchased	—	320
Fund Shares Redeemed	95	20
Due to Advisor	9	9
Accrued Expenses and Other Liabilities	1	6

Total Liabilities	140	355

NET ASSETS	$168,283	$98,647

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,663,553	7,353,921

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.43	$13.41

Investments in Affiliated Investment Companies at Cost	$130,292	$77,632

NET ASSETS CONSIST OF:
Paid-In Capital	$128,772	$76,974
Total Distributable Earnings (Loss)	39,511	21,673

NET ASSETS	$168,283	$98,647

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	VA U.S.		VA	VA
	Targeted Value	VA U.S. Large	International	International
	Portfolio#	Value Portfolio#	Value Portfolio#	Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $5, $1, $817 and $398, respectively)	$4,238	$6,934	$8,865	$3,989
Income from Securities Lending	25	3	75	143

Total Investment Income	4,263	6,937	8,940	4,132

Expenses
Investment Management Fees	764	650	575	564
Accounting & Transfer Agent Fees	2	2	4	4
Custodian Fees	8	5	23	46
Filing Fees	2	4	3	1
Shareholders’ Reports	11	14	11	12
Directors’/Trustees’ Fees & Expenses	(3)	(4)	(2)	(1)
Professional Fees	11	11	8	6
Other	7	12	8	11

Total Expenses	802	694	630	643

Net Expenses	802	694	630	643

Net Investment Income (Loss)	3,461	6,243	8,310	3,489

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	21,730	13,700	5,781	6,810
Affiliated Investment Companies Shares Sold	(2)	(1)	6	(3)
Futures	37	46	(65)	(27)
Foreign Currency Transactions	—	—	(80)	(56)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(41,595)	(38,608)	(31,528)	(54,277)
Affiliated Investment Companies Shares	(2)	—	(4)	(2)
Translation of Foreign Currency-Denominated Amounts	—	—	(114)	(81)

Net Realized and Unrealized Gain (Loss)	(19,832)	(24,863)	(26,004)	(47,636)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,371)	$(18,620)	$(17,694)	$(44,147)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

			VIT Inflation-
	VA Short-		Protected
	Term Fixed	VA Global	Securities
	Portfolio#	Bond Portfolio#	Portfolio
Investment Income
Interest	$603	$2,051	$8,336
Income from Securities Lending	25	8	1

Total Investment Income	628	2,059	8,337

Expenses
Investment Management Fees	189	405	122
Accounting & Transfer Agent Fees	1	2	—
Custodian Fees	4	10	1
Filing Fees	1	3	1
Shareholders’ Reports	11	11	9
Directors’/Trustees’ Fees & Expenses	(1)	(2)	—
Professional Fees	5	6	4
Other	4	5	3

Total Expenses	214	440	140

Net Expenses	214	440	140

Net Investment Income (Loss)	414	1,619	8,197

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(440)	(7,830)	67
Affiliated Investment Companies Shares Sold	(20)	(4)	—
Foreign Currency Transactions	—	(7)	—
Forward Currency Contracts	—	1,134	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,868)	(19,276)	(20,812)
Affiliated Investment Companies Shares	(1)	1	—
Translation of Foreign Currency-Denominated Amounts	—	(14)	—
Forward Currency Contracts	—	2,702	—

Net Realized and Unrealized Gain (Loss)	(5,329)	(23,294)	(20,745)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,915)	$(21,675)	$(12,548)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	VA
	Global
	Moderate	VA Equity
	Allocation	Allocation
	Portfolio*	Portfolio*
Investment Income
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,675	$1,149

Total Investment Income	1,675	1,149

Expenses
Investment Management Fees	206	138
Accounting & Transfer Agent Fees	1	—
Custodian Fees	1	1
Filing Fees	1	1
Shareholders’ Reports	7	4
Directors’/Trustees’ Fees & Expenses	(1)	(1)
Professional Fees	3	2
Previously Waived Fees Recovered by Advisor (Note C)	2	—
Other	—	1

Total Expenses	220	146

Fees Waived, Expenses Reimbursed by Advisor (Note C)	146	91

Net Expenses	74	55

Net Investment Income (Loss)	1,601	1,094

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,610	3,040
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(122)	(109)
Futures	—	5
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(17,096)	(12,714)

Net Realized and Unrealized Gain (Loss)	(14,608)	(9,778)

Net Increase (Decrease) in Net Assets Resulting from Operations.	$(13,007)	$(8,684)

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted		VA U.S. Large
	Value Portfolio		Value Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,461	$7,233	$6,243	$10,692
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,730	39,526	13,700	9,656
Affiliated Investment Companies Shares Sold	(2)	(3)	(1)	—
Futures	37	13	46	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(41,595)	183,894	(38,608)	195,150
Affiliated Investment Companies Shares	(2)	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,371)	230,663	(18,620)	215,498

Distributions:
Institutional Class Shares	(43,330)	(5,973)	(10,957)	(11,001)
Capital Share Transactions (1):
Shares Issued	57,300	120,102	92,335	137,647
Shares Issued in Lieu of Cash Distributions	42,935	5,910	10,935	10,978
Shares Redeemed.	(63,998)	(141,417)	(69,684)	(160,837)

Net Increase (Decrease) from Capital Share Transactions	36,237	(15,405)	33,586	(12,212)

Total Increase (Decrease) in Net Assets	(23,464)	209,285	4,009	192,285
Net Assets
Beginning of Period	527,102	317,817	648,392	456,107

End of Period	$503,638	$527,102	$652,401	$648,392

(1) Shares Issued and Redeemed:
Shares Issued	2,391	5,326	2,804	4,658
Shares Issued in Lieu of Cash Distributions	1,891	331	341	423
Shares Redeemed	(2,683)	(6,491)	(2,117)	(5,457)

Net Increase (Decrease) from Shares Issued and Redeemed	1,599	(834)	1,028	(376)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value		VA International
	Portfolio		Small Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,310	$12,585	$3,489	$5,405
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,781	9,749	6,810	22,540
Affiliated Investment Companies Shares Sold	6	(1)	(3)	—
Futures	(65)	69	(27)	19
Foreign Currency Transactions	(80)	9	(56)	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(31,528)	116,462	(54,277)	65,658
Affiliated Investment Companies Shares	(4)	—	(2)	—
Translation of Foreign Currency-Denominated Amounts	(114)	(34)	(81)	(17)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,694)	138,839	(44,147)	93,610

Distributions:
Institutional Class Shares	(15,923)	(7,552)	(29,104)	(9,547)
Capital Share Transactions (1):
Shares Issued	27,699	52,182	25,312	41,482
Shares Issued in Lieu of Cash Distributions	15,877	7,529	28,732	9,422
Shares Redeemed	(28,433)	(64,824)	(27,355)	(53,792)

Net Increase (Decrease) from Capital Share Transactions	15,143	(5,113)	26,689	(2,888)

Total Increase (Decrease) in Net Assets	(18,474)	126,174	(46,562)	81,175
Net Assets
Beginning of Period	407,723	281,549	311,019	229,844

End of Period	$389,249	$407,723	$264,457	$311,019

(1) Shares Issued and Redeemed:
Shares Issued	2,021	3,964	1,889	2,916
Shares Issued in Lieu of Cash Distributions	1,227	649	2,182	740
Shares Redeemed	(2,094)	(5,032)	(2,091)	(3,794)

Net Increase (Decrease) from Shares Issued and Redeemed	1,154	(419)	1,980	(138)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed		VA Global		VIT Inflation-Protected
	Portfolio		Bond Portfolio		Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$414	$(24)	$1,619	$1,626	$8,197	$8,957
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(440)	45	(7,830)	20,165	67	1,848
Affiliated Investment Companies Shares Sold	(20)	—	(4)	(1)	—	—
Foreign Currency Transactions	—	—	(7)	52	—	—
Forward Currency Contracts	—	—	1,134	(15,591)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(4,868)	(125)	(19,276)	(6,869)	(20,812)	3,239
Affiliated Investment Companies Shares	(1)	1	1	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(14)	(8)	—	—
Forward Currency Contracts	—	—	2,702	(2,783)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,915)	(103)	(21,675)	(3,409)	(12,548)	14,044

Distributions:
Institutional Class Shares	(18)	(1,996)	(2,982)	(112)	(12,245)	(3,484)
Capital Share Transactions (1):
Shares Issued	81,415	82,692	25,113	75,841	93,815	74,483
Shares Issued in Lieu of Cash Distributions.	18	1,993	2,957	111	12,245	3,484
Shares Redeemed	(50,313)	(160,028)	(36,645)	(97,050)	(38,688)	(77,894)

Net Increase (Decrease) from Capital Share Transactions	31,120	(75,343)	(8,575)	(21,098)	67,372	73

Total Increase (Decrease) in Net Assets	26,187	(77,442)	(33,232)	(24,619)	42,579	10,633
Net Assets
Beginning of Period	282,429	359,871	391,750	416,369	220,920	210,287

End of Period	$308,616	$282,429	$358,518	$391,750	$263,499	$220,920

(1) Shares Issued and Redeemed:
Shares Issued	8,028	8,102	2,451	7,129	8,365	6,513
Shares Issued in Lieu of Cash Distributions	2	195	283	10	1,094	310
Shares Redeemed	(4,980)	(15,670)	(3,609)	(9,107)	(3,462)	(6,848)

Net Increase (Decrease) from Shares Issued and Redeemed	3,050	(7,373)	(875)	(1,968)	5,997	(25)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate		VA Equity Allocation
	Allocation Portfolio		Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,601	$1,793	$1,094	$1,534
Capital Gain Distributions Received from Affiliated Investment Companies	2,610	3	3,040	523
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(122)	5,949	(109)	4,528
Futures	—	—	5	11
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(17,096)	30,815	(12,714)	29,119

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,007)	38,560	(8,684)	35,715

Distributions:
Institutional Class Shares	(8,604)	(3,584)	(7,006)	(1,702)
Capital Share Transactions (1):
Shares Issued	11,265	32,436	13,268	19,855
Shares Issued in Lieu of Cash Distributions	8,604	3,584	7,006	1,702
Shares Redeemed	(12,087)	(35,862)	(7,860)	(34,730)

Net Increase (Decrease) from Capital Share Transactions	7,782	158	12,414	(13,173)

Total Increase (Decrease) in Net Assets	(13,829)	35,134	(3,276)	20,840
Net Assets
Beginning of Period.	182,112	146,978	101,923	81,083

End of Period	$168,283	$182,112	$98,647	$101,923

(1) Shares Issued and Redeemed:
Shares Issued	720	2,106	905	1,358
Shares Issued in Lieu of Cash Distributions	552	250	478	134
Shares Redeemed	(785)	(2,323)	(530)	(2,376)

Net Increase (Decrease) from Shares Issued and Redeemed	487	33	853	(884)

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio							VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited	)						(Unaudited	)
Net Asset Value, Beginning of Period	$25.08		$14.54	$17.42	$18.75	$20.42	$17.23	$32.69		$22.57	$26.49	$26.00	$26.88	$22.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.34	0.24	0.24	0.23	0.20	0.31		0.53	0.57	0.58	0.53	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.91)		10.48	(2.41)	(0.24)	(0.42)	3.86	(1.18)		10.13	(3.63)	1.08	0.15	4.76

Total from Investment Operations	(0.75)		10.82	(2.17)	—	(0.19)	4.06	(0.87)		10.66	(3.06)	1.66	0.68	5.27

Less Distributions:
Net Investment Income	(0.34)		(0.28)	(0.26)	(0.19)	(0.21)	(0.19)	(0.55)		(0.54)	(0.57)	(0.59)	(0.49)	(0.44)
Net Realized Gains	(1.72)		—	(0.45)	(1.14)	(1.27)	(0.68)	—		—	(0.29)	(0.58)	(1.07)	(0.17)

Total Distributions	(2.06)		(0.28)	(0.71)	(1.33)	(1.48)	(0.87)	(0.55)		(0.54)	(0.86)	(1.17)	(1.56)	(0.61)

Net Asset Value, End of Period	$22.27		$25.08	$14.54	$17.42	$18.75	$20.42	$31.27		$32.69	$22.57	$26.49	$26.00	$26.88

Total Return	(3.12	%)(B)	75.17%	(13.18%)	0.85%	(1.05%)	23.81%	(2.70	%)(B)	47.86%	(12.12%)	7.08%	2.47%	24.05%

Net Assets, End of Period (thousands)	$503,638		$527,102	$317,817	$340,608	$331,049	$326,805	$652,401		$648,392	$456,107	$553,107	$471,268	$374,564
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.34%	0.38%	0.38%	0.37%	0.37%	0.21	%(C)	0.24%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.31	%(C)	1.55%	1.61%	1.42%	1.14%	1.05%	1.89	%(C)	1.78%	2.39%	2.30%	1.97%	2.02%
Portfolio Turnover Rate	8	%(B)	23%	23%	19%	24%	28%	5	%(B)	15%	12%	8%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio							VA International Small Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited	)						(Unaudited	)
Net Asset Value, Beginning of Period	$14.07		$9.57	$12.15	$12.13	$13.57	$11.08	$15.29		$11.22	$12.09	$12.23	$14.30	$11.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.43	0.26	0.43	0.41	0.38	0.16		0.26	0.22	0.28	0.29	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.89)		4.33	(2.41)	(0.03)	(1.48)	2.46	(2.19)		4.28	(0.61)	0.37	(1.65)	2.74

Total from Investment Operations	(0.61)		4.76	(2.15)	0.40	(1.07)	2.84	(2.03)		4.54	(0.39)	0.65	(1.36)	3.01
Less Distributions:
Net Investment Income	(0.55)		(0.26)	(0.43)	(0.34)	(0.37)	(0.35)	(0.38)		(0.25)	(0.33)	(0.22)	(0.34)	(0.27)
Net Realized Gains	—		—	—	(0.04)	—	—	(1.04)		(0.22)	(0.15)	(0.57)	(0.37)	(0.09)

Total Distributions	(0.55)		(0.26)	(0.43)	(0.38)	(0.37)	(0.35)	(1.42)		(0.47)	(0.48)	(0.79)	(0.71)	(0.36)

Net Asset Value, End of Period	$12.91		$14.07	$9.57	$12.15	$12.13	$13.57	$11.84		$15.29	$11.22	$12.09	$12.23	$14.30

Total Return	(4.37	%)(B)	50.31%	(18.49%)	3.61%	(8.12%)	26.32%	(14.21	%)(B)	41.32%	(3.66%)	6.30%	(9.97%)	26.73%

Net Assets, End of Period (thousands)	$389,249		$407,723	$281,549	$327,525	$279,149	$252,128	$264,457		$311,019	$229,844	$244,418	$218,924	$227,185
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.38%	0.43%	0.44%	0.43%	0.44%	0.44	%(C)	0.50%	0.56%	0.56%	0.55%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.31	%(C)	0.38%	0.44%	0.45%	0.43%	0.44%	0.44	%(C)	0.50%	0.56%	0.57%	0.55%	0.57%
Ratio of Net Investment Income to Average Net Assets	4.09	%(C)	3.33%	2.52%	3.68%	3.06%	3.11%	2.37	%(C)	1.84%	1.96%	2.40%	2.10%	2.10%
Portfolio Turnover Rate	6	%(B)	19%	16%	16%	20%	20%	9	%(B)	23%	19%	17%	19%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio							VA Global Bond Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited	)						(Unaudited	)
Net Asset Value, Beginning of Period	$10.20		$10.26	$10.41	$10.28	$10.27	$10.25	$10.52		$10.62	$10.73	$10.71	$10.86	$11.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01		(—)	0.09	0.23	0.17	0.11	0.04		0.04	0.04	0.07	0.11	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)		—	—	0.06	(0.06)	(0.02)	(0.62)		(0.14)	0.12	0.44	(0.06)	(0.08)

Total from Investment Operations	(0.16)		—	0.09	0.29	0.11	0.09	(0.58)		(0.10)	0.16	0.51	0.05	0.10

Less Distributions:
Net Investment Income	(—)		(0.06)	(0.24)	(0.16)	(0.10)	(0.07)	(0.08)		(—)	(0.27)	(0.49)	(0.19)	(0.18)
Net Realized Gains	—		—	—	—	—	—	(—)		—	—	—	(0.01)	(0.06)

Total Distributions	—		(0.06)	(0.24)	(0.16)	(0.10)	(0.07)	(0.08)		—	(0.27)	(0.49)	(0.20)	(0.24)

Net Asset Value, End of Period	$10.04		$10.20	$10.26	$10.41	$10.28	$10.27	$9.86		$10.52	$10.62	$10.73	$10.71	$10.86

Total Return	(1.56	%)(B)	0.01%	0.84%	2.86%	1.13%	0.89%	(5.56	%)(B)	(0.92%)	1.54%	5.00%	0.42%	1.00%

Net Assets, End of Period (thousands)	$308,616		$282,429	$359,871	$319,471	$292,914	$250,072	$358,518		$391,750	$416,369	$405,709	$360,991	$310,320
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.18%	0.21%	0.23%	0.27%	0.27%	0.23	%(C)	0.24%	0.23%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.18%	0.21%	0.23%	0.27%	0.27%	0.23	%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.28	%(C)	(0.01%)0.91%		2.23%	1.68%	1.05%	0.85	%(C)	0.39%	0.40%	0.70%	1.07%	1.66%
Portfolio Turnover Rate	24	%(B)	109%	97%	37%	70%	86%	50	%(B)	133%	49%	45%	67%	67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio							VA Global Moderate Allocation Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited	)						(Unaudited	)
Net Asset Value, Beginning of Period	$11.81		$11.23	$10.40	$9.73	$10.14	$10.30	$16.30		$13.19		$13.15		$12.49		$12.78		$11.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.48	0.15	0.19	0.28	0.19	0.14		0.16		0.25		0.30		0.20		0.19
Net Gains (Losses) on Securities (Realized and
Unrealized)	(0.86)		0.28	0.85	0.69	(0.44)	(0.22)	(1.26)		3.27		0.19		0.67		(0.17)		1.53

Total from Investment Operations	(0.50)		0.76	1.00	0.88	(0.16)	(0.03)	(1.12)		3.43		0.44		0.97		0.03		1.72

Less Distributions:
Net Investment Income	(0.54)		(0.12)	(0.17)	(0.21)	(0.25)	(0.12)	(0.23)		(0.15)		(0.30)		(0.27)		(0.22)		(0.18)
Net Realized Gains	(0.10)		(0.06)	—	—	—	(0.01)	(0.52)		(0.17)		(0.10)		(0.04)		(0.10)		(0.08)
Total Distributions	(0.64)		(0.18)	(0.17)	(0.21)	(0.25)	(0.13)	(0.75)		(0.32)		(0.40)		(0.31)		(0.32)		(0.26)

Net Asset Value, End of Period	$10.67		$11.81	$11.23	$10.40	$9.73	$10.14	$14.43		$16.30		$13.19		$13.15		$12.49		$12.78

Total Return	(4.53	%)(B)	6.89%	9.72%	9.18%	(1.60%)	(0.25%)	(7.16	%)(B)	26.33%		3.35%		8.07%		0.15%		15.50%

Net Assets, End of Period (thousands)	$263,499		$220,920	$210,287	$150,732	$127,746	$118,637	$168,283		$182,112		$146,978		$138,838		$118,858		$136,348
Ratio of Expenses to Average Net Assets *	0.11	%(C)	0.12%	0.14%	0.15%	0.12%	0.15%	0.28	%(C)(D)	0.29	%(D)	0.30	%(D)	0.33	%(D)	0.40	%(D)	0.40	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.11	%(C)	0.12%	0.14%	0.15%	0.12%	0.12%	0.44	%(C)(D)	0.46	%(D)	0.50	%(D)	0.53	%(D)	0.50	%(D)	0.51	%(D)
Ratio of Net Investment Income to Average Net Assets	6.49	%(C)	4.16%	1.34%	1.88%	2.84%	1.92%	1.79	%(C)	1.03%		1.94%		2.40%		1.57%		1.56%
Portfolio Turnover Rate	5	%(B)	17%	48%	43%	31%	25%	N/A		N/A		N/A		N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.20%(C)		0.21%		0.23%		0.24%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jul 10, 2017 Ʊ to Oct 31, 2017
	(Unaudited	)
Net Asset Value, Beginning of Period	$15.68		$10.98	$11.28	$10.55	$10.72	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.22	0.19	0.19	0.18	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.35)		4.71	(0.20)	0.79	(0.20)	0.69

Total from Investment Operations	(1.19)		4.93	(0.01)	0.98	(0.02)	0.72

Less Distributions:
Net Investment Income	(0.32)		(0.20)	(0.21)	(0.19)	(0.15)	—
Net Realized Gains	(0.76)		(0.03)	(0.08)	(0.06)	(—)	—

Total Distributions	(1.08)		(0.23)	(0.29)	(0.25)	(0.15)	—

Net Asset Value, End of Period	$13.41		$15.68	$10.98	$11.28	$10.55	$10.72

Total Return	(8.16	%)(B)	45.39%	(0.25%)	9.60%	(0.19%)	7.20	%(B)

Net Assets, End of Period (thousands)	$98,647		$101,923	$81,083	$69,829	$43,331	$18,787
Ratio of Expenses to Average Net Assets *(E)	0.31	%(C)	0.32%	0.39%	0.40%	0.40%	0.32	%(C)(F)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(E)	0.49	%(C)	0.52%	0.59%	0.63%	0.66%	0.66	%(C)(F)
Ratio of Net Investment Income to Average Net Assets	2.14	%(C)	1.56%	1.80%	1.80%	1.65%	0.99	%(C)(F)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.20	%(C)	0.23%	0.25%	0.26%	0.25%	0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio (formerly known as DFA VA Global Moderate Allocation Portfolio) and VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of April 30, 2022, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/2022
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	2%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	3%
	VA Global Bond Portfolio (IDG)	6%
	DFA International Real Estate Securities Portfolio (IDG)	—
VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	1%
	VA U.S. Targeted Value Portfolio (IDG)	2%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	1%
	DFA International Real Estate Securities Portfolio (IDG)	—

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B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International

48

Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the “Fixed Income Portfolios”), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

49

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period.

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Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.29	%*
VA U.S. Large Value Portfolio	0.20	%*
VA International Value Portfolio	0.28	%*
VA International Small Portfolio	0.38	%*
VA Short-Term Fixed Portfolio	0.13	%*
VA Global Bond Portfolio	0.21	%**
VIT Inflation-Protected Securities Portfolio	0.10	%*
VA Global Moderate Allocation Portfolio	0.23%
VA Equity Allocation Portfolio	0.27%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:
**

The VA Global Bond Portfolio’s investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2022	February 28, 2022
VA U.S. Targeted Value Portfolio	0.30%	0.27%
VA U.S. Large Value Portfolio	0.20%	0.19%
VA International Value Portfolio	0.30%	0.25%
VA International Small Portfolio	0.40%	0.35%
VA Short-Term Fixed Portfolio	0.14%	0.10%
VIT Inflation-Protected Securities Portfolio	0.10%	0.09%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.28%	—	$2	$146	$909
VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	91	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

(2)

Effective February 28, 2021, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, effective February 28, 2021, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2021, the Expense Limitation Amount was 0.40%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$2
VA U.S. Large Value Portfolio	3
VA International Value Portfolio	2
VA International Small Portfolio	2
VA Short-Term Fixed Portfolio	4
VA Global Bond Portfolio	4
VIT Inflation-Protected Securities Portfolio	—
VA Global Moderate Allocation Portfolio	1
VA Equity Allocation Portfolio	(—)

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E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$44,660	$42,180
VA U.S. Large Value Portfolio	—	—	63,957	34,212
VA International Value Portfolio	—	—	32,268	25,371
VA International Small Portfolio	—	—	30,159	27,526
VA Short-Term Fixed Portfolio	$89,297	$31,572	87,070	23,100
VA Global Bond Portfolio	91,193	100,658	99,325	99,414
VIT Inflation-Protected Securities Portfolio	74,173	13,526	—	—

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$14,732	$117,545	$115,604	$(2)	$(2)	$16,669	1,441	$17	—

Total	$14,732	$117,545	$115,604	$(2)	$(2)	$16,669	1,441	$17	—

VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$2,387	$12,224	$13,635	$(1)	—	$975	84	—	—

Total	$2,387	$12,224	$13,635	$(1)	—	$975	84	—	—

VA International Value Portfolio
The DFA Short Term Investment Fund	$23,977	$146,147	$129,799	$6	$(4)	$40,327	3,486	$16	—

Total	$23,977	$146,147	$129,799	$6	$(4)	$40,327	3,486	$16	—

VA International Small Portfolio
The DFA Short Term Investment Fund	$13,644	$28,620	$25,680	$(3)	$(2)	$16,579	1,433	$12	—

Total	$13,644	$28,620	$25,680	$(3)	$(2)	$16,579	1,433	$12	—

VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$12,670	$670,198	$666,637	$(20)	$(1)	$16,210	1,401	$33	—

Total	$12,670	$670,198	$666,637	$(20)	$(1)	$16,210	1,401	$33	—

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					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2021	at Cost	from Sales	on Sales	Depreciation	April 30, 2022	April 30, 2022	Income	Distributions
VA Global Bond Portfolio
The DFA Short Term Investment Fund	$11,685	$50,617	$42,247	$(4)	$1	$20,052	1,734	$11	—

Total	$11,685	$50,617	$42,247	$(4)	$1	$20,052	1,734	$11	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$57,057	$5,119	$3,922	$25	$(7,015)	$51,264	1,757	$303	$2,062
VA Global Bond Portfolio	22,526	2,188	1,686	(70)	(1,379)	21,579	2,189	174	2
DFA Selectively Hedged Global Fixed Income Portfolio	22,525	2,078	1,334	(52)	(1,642)	21,575	2,384	405	—
International Core Equity Portfolio	22,569	790	667	(5)	(2,746)	19,941	1,390	301	—
U.S. Core Equity 1 Portfolio	20,310	1,092	729	(15)	(2,367)	18,291	571	112	523
Emerging Markets Core Equity Portfolio	10,280	248	311	(22)	(978)	9,217	406	99	—
VA Short-Term Fixed Portfolio	8,908	554	585	(8)	(135)	8,734	870	1	—
DFA Two-Year Global Fixed Income Portfolio	8,881	601	509	(10)	(239)	8,724	905	22	—
VA U.S. Large Value Portfolio	3,951	208	319	12	(171)	3,681	118	68	—
DFA Real Estate Securities Portfolio	2,248	143	21	—	(85)	2,285	49	31	23
VA International Value Portfolio	2,554	107	223	23	(215)	2,246	174	99	—
DFA International Real Estate Securities Portfolio of	819	72	2	—	(124)	765	178	60	—

Total	$182,628	$13,200	$10,308	$(122)	$(17,096)	$168,302	10,991	$1,675	$2,610

VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$27,669	$3,591	$1,066	$(3)	$(3,411)	$26,780	836	$157	$709
U.S. Large Company Portfolio	22,241	3,621	969	18	(3,565)	21,346	726	125	1,165
International Core Equity Portfolio	13,796	2,132	916	(40)	(1,728)	13,244	923	185	—
VA U.S. Targeted Value Portfolio	12,407	2,599	1,443	(31)	(1,385)	12,147	545	170	856
Emerging Markets Core Equity Portfolio	8,797	1,494	901	(35)	(852)	8,503	374	84	—
VA U.S. Large Value Portfolio	6,846	700	542	(7)	(302)	6,695	214	117	—
VA International Small Portfolio	4,256	1,040	173	(18)	(1,025)	4,080	345	108	291
VA International Value Portfolio	3,188	437	303	8	(259)	3,071	238	125	—
DFA Real Estate Securities Portfolio	1,916	313	108	—	(79)	2,042	43	27	19
DFA International Real Estate Securities Portfolio	701	140	31	(1)	(108)	701	163	51	—

Total	$101,817	$16,067	$6,452	$(109)	$(12,714)	$98,609	4,407	$1,149	$3,040

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or

54

distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
VA U.S. Targeted Value Portfolio
2020	$6,713	$7,633	—	$14,346
2021	5,973	—	—	5,973
VA U.S. Large Value Portfolio
2020	11,939	6,061	—	18,000
2021	11,001	—	—	11,001
VA International Value Portfolio
2020	11,672	—	—	11,672
2021	7,551	—	—	7,551
VA International Small Portfolio
2020	6,752	2,997	—	9,749
2021	6,421	3,126	—	9,547
VA Short-Term Fixed Portfolio
2020	7,178	—	—	7,178
2021	1,996	—	—	1,996
VA Global Bond Portfolio
2020	10,398	—	—	10,398
2021	112	—	—	112
VIT Inflation-Protected Securities Portfolio
2020	2,615	—	—	2,615
2021	2,475	1,009	—	3,484
VA Global Moderate Allocation Portfolio
2020	3,360	889	—	4,249
2021	1,722	1,862	—	3,584
VA Equity Allocation Portfolio
2020	1,301	515	—	1,816
2021	1,478	224	—	1,702

As of October 31, 2021, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

55

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
VA U.S. Targeted Value Portfolio	$14,919	$26,329	—	$147,935	$189,183
VA U.S. Large Value Portfolio	8,818	—	$(7,212)	237,362	238,968
VA International Value Portfolio	13,266	—	(1,528)	43,903	55,641
VA International Small Portfolio	12,261	16,015	—	46,975	75,251
VA Short-Term Fixed Portfolio	—	—	(132)	(67)	(199)
VA Global Bond Portfolio	2,597	—	—	(5,644)	(3,047)
VIT Inflation-Protected Securities
Portfolio	8,556	1,677	—	15,699	25,932
VA Global Moderate Allocation Portfolio	1,611	5,497	—	54,016	61,124
VA Equity Allocation Portfolio	1,462	4,226	—	31,675	37,363

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA U.S. Targeted Value Portfolio	—	—
VA U.S. Large Value Portfolio	$7,212	$7,212
VA International Value Portfolio	1,528	1,528
VA International Small Portfolio	—	—
VA Short-Term Fixed Portfolio	132	132
VA Global Bond Portfolio	—	—
VIT Inflation-Protected Securities Portfolio	—	—
VA Global Moderate Allocation Portfolio	—	—
VA Equity Allocation Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA U.S. Targeted Value Portfolio	$3,475
VA U.S. Large Value Portfolio	9,650
VA International Value Portfolio	9,498
VA Short-Term Fixed Portfolio	45
VA Global Bond Portfolio	2,371

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As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$413,772	$143,024	$(36,650)	$106,374
VA U.S. Large Value Portfolio	452,973	218,296	(19,820)	198,476
VA International Value Portfolio	413,194	58,562	(44,216)	14,346
VA International Small Portfolio	286,690	49,440	(53,284)	(3,844)
VA Short-Term Fixed Portfolio	328,488	11	(4,948)	(4,937)
VA Global Bond Portfolio	394,358	2,478	(23,523)	(21,045)
VIT Inflation-Protected Securities Portfolio	268,915	2,541	(7,612)	(5,071)
VA Global Moderate Allocation Portfolio	131,382	41,153	(3,142)	38,011
VA Equity Allocation Portfolio	79,649	21,018	(41)	20,977

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
VA International Value Portfolio	$—	$359
VA International Small Portfolio	—	324
VA Global Bond Portfolio	89,434	—

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

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The following is a summary of the VA Global Bond Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

Asset Derivatives Value
	Total Value	Forward
	at	Currency
	April 30, 2022	Contracts (1)
VA Global Bond Portfolio	$2,424	$2,424

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	April 30, 2022	Contracts (2)
VA Global Bond Portfolio	$(79)	$(79)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
VA U.S. Targeted Value Portfolio	$37	—	$37	*
VA U.S. Large Value Portfolio	46	—	46	*
VA International Value Portfolio	(65)	—	(65	)*
VA International Small Portfolio	(27)	—	(27	)*
VA Global Bond Portfolio	1,134	$1,134	—
VA Equity Allocation Portfolio	5	—	5	*

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Forward
		Currency
	Total	Contracts (3)
VA Global Bond Portfolio	$2,702	$2,702

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolios had limited activity in futures contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)

	Assets						Liabilities
VA Global Bond Portfolio
Citibank, N.A	$6	$6	$(6)	—	—	—	$45	$45	$(6)	—	—	$39
ANZ Securities	6	6	—	—	—	$6	—	—	—	—	—	—
HSBC Bank	269	269	—	—	—	269	—	—	—	—	—	—
Morgan Stanley and
Co. International	111	111	—	—	—	111	—	—	—	—	—	—
Royal Bank of
Scotland	484	484	—	—	—	484	—	—	—	—	—	—
State Street Bank and
Trust	1,547	1,547	—	—	—	1,547	—	—	—	—	—	—
Bank of New York
Mellon Corp	—	—	—	—	—	—	31	31	—	—	—	31
JP Morgan	—	—	—	—	—	—	2	2	—	—	—	2

Total	$2,423	$2,423	$(6)	—	—	$2,417	$78	$78	$(6)	—	—	$72

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

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H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2022
VA U.S. Targeted Value Portfolio	0.85%	$514	13	—	$3,645	—
VA U.S. Large Value Portfolio	0.91%	1,042	33	$1	2,565	—
VA International Value Portfolio	0.86%	351	25	—	828	—
VA International Small Portfolio	1.03%	849	30	1	2,745	—
VA Global Moderate Allocation Portfolio	0.89%	529	24	—	1,977	—
VA Equity Allocation Portfolio	0.88%	218	36	—	1,046	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

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I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$12,799	$2,829	$1,313
VA U.S. Large Value Portfolio	8,479	6,778	940
VA International Value Portfolio	4,774	2,740	304
VA International Small Portfolio	3,823	5,483	1,416

J. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$2,943
VA U.S. Large Value Portfolio	2,962
VA International Value Portfolio	1,512
VA International Small Portfolio	7,946

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022:

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
VA U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	$16,670	—	—	—	$16,670
VA U.S. Large Value Portfolio
Common Stocks	975	—	—	—	975
VA International Value Portfolio
Common Stocks, Preferred Stocks	40,321	—	—	—	40,321
VA International Small Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	16,584	—	—	—	16,584
VA Short-Term Fixed Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	16,227	—	—	—	16,227
VA Global Bond Portfolio
Bonds	20,055	—	—	—	20,055

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

N. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	6	69%
VA U.S. Large Value Portfolio	6	71%
VA International Value Portfolio	5	75%
VA International Small Portfolio	4	64%
VA Short-Term Fixed Portfolio	5	80%
VA Global Bond Portfolio	7	90%
VIT Inflation-Protected Securities Portfolio	3	83%
VA Global Moderate Allocation Portfolio	5	84%
VA Equity Allocation Portfolio	3	87%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

66

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

67

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

68

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

69

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

70

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

71

DFA043022-004S 00274962

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

/s/ David P. Butler	/s/ Gerard O’Reilly

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.
“Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or
Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$915.40	0.18%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90
U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$861.00	0.35%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$851.20	0.29%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45
International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$794.50	0.54%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.12	0.54%	$2.71

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio
Communication Services	0.4%
Consumer Discretionary	18.1%
Consumer Staples	14.7%
Energy	0.3%
Financials	3.8%
Health Care	11.9%
Industrials	12.3%
Information Technology	37.2%
Materials	1.3%

100.0%

International Small Cap Growth Portfolio
Communication Services	4.8%
Consumer Discretionary	13.5%
Consumer Staples	7.3%
Energy	3.7%
Financials	6.8%
Health Care	8.1%
Industrials	23.2%
Information Technology	18.7%
Materials	9.6%
Real Estate	1.6%
Utilities	2.7%

100.0%

U.S. Small Cap Growth Portfolio
Communication Services	2.6%
Consumer Discretionary	17.1%
Consumer Staples	6.1%
Energy	3.2%
Financials	6.7%
Health Care	13.5%
Industrials	23.9%
Information Technology	18.1%
Materials	7.9%
Real Estate	0.9%

100.0%

International Large Cap Growth Portfolio
Communication Services	7.4%
Consumer Discretionary	12.0%
Consumer Staples	11.3%
Energy	2.4%
Financials	4.9%
Health Care	13.7%
Industrials	21.6%
Information Technology	12.3%
Materials	11.1%
Real Estate	0.4%
Utilities	2.9%

100.0%

4

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (0.4%)
Other Securities		$9,462,770	0.4%

CONSUMER DISCRETIONARY — (17.9%)
* Amazon.com, Inc.	41,612	103,432,036	4.2%
Home Depot, Inc.	322,959	97,016,884	4.0%
Lowe’s Cos., Inc.	212,743	42,065,673	1.7%
* Marriott International, Inc., Class A	76,267	13,538,918	0.6%
NIKE, Inc., Class B	196,088	24,452,174	1.0%
* O’Reilly Automotive, Inc.	29,564	17,932,044	0.7%
Ross Stores, Inc.	137,356	13,704,008	0.6%
Starbucks Corp.	343,683	25,652,499	1.0%
Target Corp.	106,396	24,327,445	1.0%
Other Securities		74,393,995	3.0%

TOTAL CONSUMER DISCRETIONARY		436,515,676	17.8%

CONSUMER STAPLES — (14.6%)
Altria Group, Inc.	791,782	43,999,326	1.8%
Coca-Cola Co.	979,791	63,304,296	2.6%
Costco Wholesale Corp.	91,101	48,440,224	2.0%
Kimberly-Clark Corp.	117,940	16,373,610	0.7%
PepsiCo, Inc.	339,860	58,357,361	2.4%
Procter & Gamble Co.	398,499	63,979,014	2.6%
Other Securities		61,452,535	2.5%

TOTAL CONSUMER STAPLES.		355,906,366	14.6%

ENERGY — (0.3%)
Other Security		8,170,466	0.3%

FINANCIALS — (3.8%)
Aon PLC, Class A	60,490	17,420,515	0.7%
MSCI, Inc., Class A	40,997	17,269,986	0.7%
S&P Global, Inc.	68,808	25,906,212	1.1%
Other Securities		31,678,893	1.3%

TOTAL FINANCIALS		92,275,606	3.8%

HEALTH CARE — (11.7%)
AbbVie, Inc.	666,618	97,912,852	4.0%
Amgen, Inc.	200,839	46,833,646	1.9%
Eli Lilly & Co.	193,683	56,580,615	2.3%
* IDEXX Laboratories, Inc.	38,467	16,559,274	0.7%
* Mettler-Toledo International, Inc.	14,091	18,001,675	0.7%
Zoetis, Inc.	98,882	17,526,835	0.7%
Other Securities		33,306,881	1.4%

TOTAL HEALTH CARE		286,721,778	11.7%

INDUSTRIALS — (12.2%)
Fastenal Co.	238,536	13,193,426	0.5%
Illinois Tool Works, Inc.	86,871	17,123,143	0.7%
Lockheed Martin Corp.	78,508	33,924,877	1.4%

5

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Union Pacific Corp.	221,561	$51,909,527	2.1%
United Parcel Service, Inc., Class B	256,742	46,208,425	1.9%
Waste Management, Inc.	122,177	20,090,786	0.8%
WW Grainger, Inc.	29,186	14,593,876	0.6%
Other Securities		100,047,349	4.1%

TOTAL INDUSTRIALS.		297,091,409	12.1%

INFORMATION TECHNOLOGY — (36.8%)
Accenture PLC, Class A	157,184	47,211,786	1.9%
* Adobe, Inc.	33,616	13,310,255	0.5%
Apple, Inc.	742,760	117,096,114	4.8%
Applied Materials, Inc.	220,549	24,337,582	1.0%
Automatic Data Processing, Inc.	103,500	22,581,630	0.9%
Broadcom, Inc.	118,132	65,491,199	2.7%
CDW Corp.	96,150	15,689,757	0.6%
KLA Corp.	64,763	20,676,235	0.9%
Lam Research Corp.	35,132	16,363,080	0.7%
Mastercard, Inc., Class A	294,191	106,903,126	4.4%
Microsoft Corp.	426,080	118,245,722	4.8%
NVIDIA Corp.	197,066	36,549,831	1.5%
Oracle Corp.	745,382	54,711,039	2.2%
Paychex, Inc.	161,921	20,520,248	0.8%
QUALCOMM, Inc.	346,214	48,362,634	2.0%
Texas Instruments, Inc.	233,651	39,779,083	1.6%
@ Visa, Inc., Class A	232,431	49,538,019	2.0%
Other Securities		81,865,996	3.4%

TOTAL INFORMATION TECHNOLOGY		899,233,336	36.7%

MATERIALS — (1.3%)
Sherwin-Williams Co.	48,647	13,375,979	0.5%
Other Securities		17,989,366	0.8%

TOTAL MATERIALS		31,365,345	1.3%

TOTAL COMMON STOCKS (Cost $1,249,553,802)		2,416,742,752	98.7%

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	25,180,190	25,180,190	1.1%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	20,362	235,532	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,274,969,540)		$2,442,158,474	99.8%

6

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2022, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	83	06/17/22	$17,628,670	$17,129,125	$(499,545)

Total Futures Contracts			$17,628,670	$17,129,125	$(499,545)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,462,770	—	—	$9,462,770
Consumer Discretionary	436,515,676	—	—	436,515,676
Consumer Staples	355,906,366	—	—	355,906,366
Energy	8,170,466	—	—	8,170,466
Financials	92,275,606	—	—	92,275,606
Health Care	286,721,778	—	—	286,721,778
Industrials	297,091,409	—	—	297,091,409
Information Technology	899,233,336	—	—	899,233,336
Materials	31,365,345	—	—	31,365,345
Temporary Cash Investments	25,180,190	—	—	25,180,190
Securities Lending Collateral	—	$235,532	—	235,532
Futures Contracts**	(499,545)	—	—	(499,545)

TOTAL	$2,441,423,397	$235,532	—	$2,441,658,929

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

7

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (2.4%)
*	Ziff Davis, Inc.	42,059	$3,716,333	0.5%
	Other Securities		16,678,153	2.1%

TOTAL COMMUNICATION SERVICES			20,394,486	2.6%

CONSUMER DISCRETIONARY — (16.0%)
*	Asbury Automotive Group, Inc.	20,182	3,707,635	0.5%
#	H&R Block, Inc.	146,136	3,809,766	0.5%
#	Hanesbrands, Inc.	299,999	3,977,987	0.5%
*	Helen of Troy Ltd.	20,611	4,421,266	0.6%
	Murphy USA, Inc.	31,431	7,342,282	0.9%
*	SeaWorld Entertainment, Inc.	83,830	5,653,495	0.7%
	Wendy’s Co.	200,091	3,953,798	0.5%
	Other Securities		103,410,413	12.9%

TOTAL CONSUMER DISCRETIONARY			136,276,642	17.1%

CONSUMER STAPLES — (5.7%)
*	BJ’s Wholesale Club Holdings, Inc.	103,949	6,689,118	0.8%
	Flowers Foods, Inc.	160,150	4,247,178	0.5%
	Lancaster Colony Corp.	25,923	4,022,731	0.5%
	Other Securities		33,794,879	4.3%

TOTAL CONSUMER STAPLES			48,753,906	6.1%

ENERGY — (2.9%)
*	Southwestern Energy Co.	482,217	3,616,627	0.5%
	Other Securities		21,420,563	2.6%

TOTAL ENERGY			25,037,190	3.1%

FINANCIALS — (6.3%)
	Cohen & Steers, Inc.	46,963	3,648,555	0.5%
	Evercore, Inc., Class A	38,815	4,104,686	0.5%
	RLI Corp.	37,498	4,304,020	0.5%
	Other Securities		41,648,115	5.2%

TOTAL FINANCIALS			53,705,376	6.7%

HEALTH CARE — (12.6%)
*	Alkermes PLC	125,503	3,620,761	0.5%
*	AMN Healthcare Services, Inc.	47,108	4,604,807	0.6%
	Ensign Group, Inc.	47,396	3,807,321	0.5%
*	Medpace Holdings, Inc.	35,599	4,754,958	0.6%
*	R1 RCM, Inc.	213,310	4,803,741	0.6%
	Other Securities		85,808,976	10.7%

TOTAL HEALTH CARE			107,400,564	13.5%

INDUSTRIALS — (22.3%)
	Armstrong World Industries, Inc.	45,300	3,835,098	0.5%
*	ASGN, Inc.	34,305	3,891,902	0.5%
*	Atkore, Inc.	57,427	5,518,735	0.7%

8

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Casella Waste Systems, Inc., Class A	49,128	$4,040,287	0.5%
*	Clean Harbors, Inc.	47,902	5,026,357	0.6%
*	Evoqua Water Technologies Corp.	116,876	4,872,560	0.6%
	Exponent, Inc.	49,829	4,774,116	0.6%
*	FTI Consulting, Inc.	23,399	3,690,256	0.5%
	Landstar System, Inc.	33,066	5,121,923	0.6%
*	Saia, Inc.	20,737	4,270,993	0.5%
	Simpson Manufacturing Co., Inc.	38,477	3,988,911	0.5%
	Tetra Tech, Inc.	30,282	4,217,677	0.5%
*	TriNet Group, Inc.	58,213	5,163,493	0.6%
	Valmont Industries, Inc.	15,121	3,762,256	0.5%
	Other Securities		128,414,976	16.2%

TOTAL INDUSTRIALS			190,589,540	23.9%

INFORMATION TECHNOLOGY — (16.8%)
*	Coherent, Inc.	17,077	4,574,928	0.6%
*	ExlService Holdings, Inc.	32,295	4,396,964	0.6%
*	Fabrinet	38,187	3,749,581	0.5%
*	Mimecast Ltd.	51,066	4,068,939	0.5%
*	NCR Corp.	123,381	4,322,036	0.5%
*	Qualys, Inc.	38,512	5,248,415	0.7%
*	Synaptics, Inc.	27,127	4,026,732	0.5%
*	Teradata Corp.	103,961	4,298,787	0.5%
*	Vonage Holdings Corp.	194,881	3,889,825	0.5%
	Other Securities		105,305,186	13.1%

TOTAL INFORMATION TECHNOLOGY			143,881,393	18.0%

MATERIALS — (7.4%)
	Cabot Corp.	59,523	3,919,590	0.5%
	Chemours Co.	142,303	4,705,960	0.6%
	Eagle Materials, Inc.	34,414	4,243,935	0.5%
	Graphic Packaging Holding Co.	249,088	5,430,118	0.7%
	Louisiana-Pacific Corp.	89,528	5,776,347	0.7%
	Silgan Holdings, Inc.	90,412	4,011,580	0.5%
	Other Securities		34,870,097	4.4%

TOTAL MATERIALS.			62,957,627	7.9%

REAL ESTATE — (0.8%)
	Other Securities		7,208,084	0.9%

UTILITIES — (0.0%)
	Other Securities		212,951	0.0%

TOTAL COMMON STOCKS			796,417,759	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		66,691	0.0%

TOTAL PREFERRED STOCKS			66,691	0.0%

TOTAL INVESTMENT SECURITIES (Cost $578,753,149)			796,484,450

9

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.290%.	4,113,038	$4,113,038	0.5%

SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	4,657,306	53,871,053	6.8%

TOTAL INVESTMENTS — (100.0%) (Cost $636,728,876)		$854,468,541	107.1%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,394,486	—	—	$20,394,486
Consumer Discretionary	136,276,642	—	—	136,276,642
Consumer Staples	48,753,906	—	—	48,753,906
Energy	25,037,190	—	—	25,037,190
Financials	53,705,376	—	—	53,705,376
Health Care	107,400,564	—	—	107,400,564
Industrials	190,589,540	—	—	190,589,540
Information Technology	143,881,393	—	—	143,881,393
Materials	62,957,627	—	—	62,957,627
Real Estate	7,208,084	—	—	7,208,084
Utilities	212,951	—	—	212,951
Preferred Stocks
Communication Services	66,691	—	—	66,691
Temporary Cash Investments	4,113,038	—	—	4,113,038
Securities Lending Collateral	—	$53,871,053	—	53,871,053

TOTAL	$800,597,488	$53,871,053	—	$854,468,541

See accompanying Notes to Financial Statements.

10

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.0%)
AUSTRALIA — (7.6%)
BHP Group Ltd.	165,660	$5,535,599	0.9%
BHP Group Ltd.	71,676	2,402,037	0.4%
# BHP Group Ltd., Sponsored ADR	125,138	8,381,743	1.4%
CSL Ltd.	28,942	5,523,584	0.9%
Other Securities		25,350,318	4.2%

TOTAL AUSTRALIA		47,193,281	7.8%

AUSTRIA — (0.1%)
Other Securities		906,142	0.2%

BELGIUM — (0.7%)
Other Securities		4,310,512	0.7%

CANADA — (11.3%)
Alimentation Couche-Tard, Inc.	78,133	3,478,322	0.6%
Canadian National Railway Co.	41,022	4,825,008	0.8%
Canadian Natural Resources Ltd.	75,289	4,658,130	0.8%
# Canadian Pacific Railway Ltd.	40,540	2,968,339	0.5%
Constellation Software, Inc.	3,145	4,949,816	0.8%
Other Securities		49,178,996	8.1%

TOTAL CANADA		70,058,611	11.6%

CHINA — (0.0%)
Other Security		36,182	0.0%

DENMARK — (2.9%)
Novo Nordisk AS, Class B	146,610	16,746,707	2.8%
Other Securities		1,338,360	0.2%

TOTAL DENMARK		18,085,067	3.0%

FINLAND — (1.0%)
Other Securities		5,956,068	1.0%

FRANCE — (9.3%)
Air Liquide SA	31,945	5,526,749	0.9%
Airbus SE	60,661	6,640,671	1.1%
Hermes International	2,935	3,619,022	0.6%
Kering SA	6,880	3,660,658	0.6%
Legrand SA	35,691	3,162,728	0.5%
LVMH Moet Hennessy Louis Vuitton SE	22,088	14,293,918	2.4%
STMicroelectronics NV	82,378	3,043,633	0.5%
Teleperformance	9,381	3,366,945	0.6%
Other Securities		14,381,814	2.4%

TOTAL FRANCE		57,696,138	9.6%

GERMANY — (6.8%)
Deutsche Boerse AG	17,427	3,033,945	0.5%
Deutsche Post AG	103,523	4,422,757	0.7%
Deutsche Telekom AG	347,287	6,397,426	1.1%

11

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
E.ON SE	485,013	$5,047,509	0.8%
SAP SE	31,288	3,170,912	0.5%
Other Securities		20,167,590	3.4%

TOTAL GERMANY		42,240,139	7.0%

HONG KONG — (2.0%)
AIA Group Ltd.	341,800	3,357,760	0.6%
Hong Kong Exchanges & Clearing Ltd.	89,890	3,813,042	0.6%
Other Securities		5,203,814	0.9%

TOTAL HONG KONG		12,374,616	2.1%

IRELAND — (0.5%)
Other Securities		3,129,348	0.5%

ISRAEL — (0.5%)
Other Securities		3,028,906	0.5%

ITALY — (1.9%)
Other Securities		11,452,462	1.9%

JAPAN — (19.0%)
Fujitsu Ltd.	20,500	3,098,558	0.5%
KDDI Corp.	199,200	6,596,446	1.1%
Nintendo Co. Ltd.	8,600	3,924,960	0.7%
Recruit Holdings Co. Ltd.	106,600	3,867,618	0.6%
Sony Group Corp.	110,200	9,510,372	1.6%
Tokyo Electron Ltd.	13,700	5,780,666	1.0%
Other Securities		84,519,472	14.0%

TOTAL JAPAN.		117,298,092	19.5%

NETHERLANDS — (3.0%)
ASML Holding NV	3,091	1,754,261	0.3%
ASML Holding NV	19,906	11,222,406	1.9%
Wolters Kluwer NV	36,299	3,665,573	0.6%
Other Securities		2,212,324	0.3%

TOTAL NETHERLANDS		18,854,564	3.1%

NEW ZEALAND — (0.2%)
Other Securities		1,205,466	0.2%

NORWAY — (1.0%)
Other Securities		6,236,298	1.0%

PORTUGAL — (0.1%)
Other Securities		545,622	0.1%

SINGAPORE — (0.8%)
Other Securities		4,893,255	0.8%

SPAIN — (2.0%)
Telefonica SA	641,712	3,121,699	0.5%

12

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$9,059,506	1.5%

TOTAL SPAIN		12,181,205	2.0%

SWEDEN — (2.4%)
Atlas Copco AB, Class A	63,342	2,871,727	0.5%
Other Securities		11,824,024	2.0%

TOTAL SWEDEN		14,695,751	2.5%

SWITZERLAND — (9.4%)
Geberit AG	5,082	2,898,131	0.5%
Kuehne + Nagel International AG	13,649	3,818,256	0.6%
Nestle SA	80,928	10,447,325	1.7%
# Roche Holding AG	2,118	850,897	0.2%
Roche Holding AG	54,937	20,371,393	3.4%
SGS SA	1,431	3,676,984	0.6%
Sika AG	20,244	6,183,692	1.0%
Other Securities		9,569,912	1.6%

TOTAL SWITZERLAND		57,816,590	9.6%

UNITED KINGDOM — (13.5%)
Ashtead Group PLC	91,718	4,742,484	0.8%
BAE Systems PLC	329,605	3,044,448	0.5%
Diageo PLC, Sponsored ADR	23,354	4,639,973	0.8%
Experian PLC	117,422	4,055,092	0.7%
GlaxoSmithKline PLC, Sponsored ADR	172,845	7,826,422	1.3%
Imperial Brands PLC	213,938	4,453,233	0.7%
Rio Tinto PLC	86,642	6,121,790	1.0%
# Rio Tinto PLC, Sponsored ADR	43,071	3,063,209	0.5%
SSE PLC	172,302	4,001,856	0.7%
Unilever PLC	712	33,101	0.0%
Unilever PLC, Sponsored ADR	182,457	8,440,461	1.4%
Other Securities		32,780,416	5.4%

TOTAL UNITED KINGDOM		83,202,485	13.8%

TOTAL COMMON STOCKS		593,396,800	98.5%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		1,513,827	0.3%

TOTAL INVESTMENT SECURITIES (Cost $477,294,660)		594,910,627

		Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	2,015,112	23,308,801	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $500,603,672)		$618,219,428	102.7%

13

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2022, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	06/17/22	$2,067,773	$2,063,750	$(4,023)

Total Futures Contracts			$2,067,773	$2,063,750	$(4,023)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,381,743	$38,811,538	—	$47,193,281
Austria	—	906,142	—	906,142
Belgium	103,123	4,207,389	—	4,310,512
Canada	70,058,611	—	—	70,058,611
China	—	36,182	—	36,182
Denmark	—	18,085,067	—	18,085,067
Finland	—	5,956,068	—	5,956,068
France	159,151	57,536,987	—	57,696,138
Germany	587,220	41,652,919	—	42,240,139
Hong Kong	—	12,374,616	—	12,374,616
Ireland	—	3,129,348	—	3,129,348
Israel	975,286	2,053,620	—	3,028,906
Italy	1,488,626	9,963,836	—	11,452,462
Japan	—	117,298,092	—	117,298,092
Netherlands	11,230,615	7,623,949	—	18,854,564
New Zealand	—	1,205,466	—	1,205,466
Norway	—	6,236,298	—	6,236,298
Portugal	—	545,622	—	545,622
Singapore	—	4,893,255	—	4,893,255
Spain	—	12,181,205	—	12,181,205
Sweden	—	14,695,751	—	14,695,751
Switzerland	1,301,364	56,515,226	—	57,816,590
United Kingdom	26,302,563	56,899,922	—	83,202,485
Preferred Stocks Germany	—	1,513,827	—	1,513,827
Securities Lending Collateral	—	23,308,801	—	23,308,801
Futures Contracts**	(4,023)	—	—	(4,023)

TOTAL	$120,584,279	$497,631,126	—	$618,215,405

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

14

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
AUSTRALIA — (7.0%)
Other Securities		$21,348,743	7.5%

AUSTRIA — (1.3%)
ANDRITZ AG	32,842	1,396,149	0.5%
Wienerberger AG	35,583	1,004,431	0.4%
Other Securities		1,601,507	0.5%

TOTAL AUSTRIA		4,002,087	1.4%

BELGIUM — (1.3%)
Other Securities		4,094,226	1.4%

CANADA — (10.9%)
* Aritzia, Inc.	32,122	1,143,955	0.4%
* ATS Automation Tooling Systems, Inc.	27,628	806,269	0.3%
Boralex, Inc., Class A	28,951	867,865	0.3%
CI Financial Corp.	66,672	869,308	0.3%
Enerplus Corp.	75,981	930,007	0.3%
Finning International, Inc.	51,621	1,452,211	0.5%
# Gibson Energy, Inc.	51,172	974,325	0.4%
# Methanex Corp.	21,324	1,069,612	0.4%
Parkland Corp.	50,753	1,441,620	0.5%
# Premium Brands Holdings Corp.	11,409	931,441	0.3%
Primo Water Corp.	55,980	819,547	0.3%
Other Securities		21,849,381	7.7%

TOTAL CANADA		33,155,541	11.7%

CHINA — (0.1%)
Other Securities		202,580	0.1%

DENMARK — (2.5%)
Chemometec AS	7,231	817,410	0.3%
Royal Unibrew AS	18,120	1,561,783	0.6%
SimCorp AS	14,171	992,064	0.3%
Topdanmark AS	15,055	844,825	0.3%
Other Securities		3,336,480	1.2%

TOTAL DENMARK		7,552,562	2.7%

FINLAND — (2.3%)
Orion Oyj, Class B	41,068	1,610,790	0.6%
Valmet Oyj	66,832	1,789,813	0.6%
Other Securities		3,503,790	1.2%

TOTAL FINLAND		6,904,393	2.4%

FRANCE — (4.6%)
Gaztransport Et Technigaz SA	7,208	858,318	0.3%
* SOITEC	5,781	1,035,574	0.4%
Sopra Steria Group SACA	5,081	900,497	0.3%
SPIE SA	33,957	799,213	0.3%
* Ubisoft Entertainment SA	19,922	900,732	0.3%

15

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (Continued)
	Other Securities		$9,423,347	3.3%

	TOTAL FRANCE		13,917,681	4.9%

	GERMANY — (5.0%)
	Bechtle AG	21,702	1,002,843	0.4%
	Hugo Boss AG	16,811	942,810	0.3%
	Other Securities		13,324,169	4.7%

	TOTAL GERMANY		15,269,822	5.4%

	HONG KONG — (2.3%)
	ASM Pacific Technology Ltd.	98,300	990,646	0.4%
	Other Securities		6,061,974	2.1%

	TOTAL HONG KONG		7,052,620	2.5%

	IRELAND — (0.3%)
	Other Securities		766,036	0.3%

	ISRAEL — (1.8%)
	Other Securities		5,582,724	2.0%

	ITALY — (3.3%)
	Azimut Holding SpA	43,807	929,842	0.3%
	Reply SpA	7,137	1,050,688	0.4%
	Other Securities		7,913,620	2.8%

	TOTAL ITALY.		9,894,150	3.5%

	JAPAN — (21.3%)
	Other Securities		64,687,141	22.8%

	NETHERLANDS — (2.1%)
*Ω	Alfen Beheer BV	10,399	935,218	0.3%
	Arcadis NV	27,432	1,144,565	0.4%
#	BE Semiconductor Industries NV	19,776	1,205,518	0.4%
*	OCI NV	23,545	892,179	0.3%
	Other Securities		2,218,455	0.9%

	TOTAL NETHERLANDS		6,395,935	2.3%

	NEW ZEALAND — (0.4%)
	Other Securities		1,349,499	0.5%

	NORWAY — (1.1%)
	Other Securities		3,309,894	1.2%

	PORTUGAL — (0.3%)
	Other Securities		1,003,777	0.4%

	SINGAPORE — (0.7%)
	Other Securities		2,090,334	0.7%

	SPAIN — (2.3%)
#	ACS Actividades de Construccion y Servicios SA	31,943	817,909	0.3%

16

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SPAIN — (Continued)
	Other Securities		$6,127,310	2.1%

	TOTAL SPAIN		6,945,219	2.4%

	SWEDEN — (3.0%)
	Other Securities		9,044,160	3.2%

	SWITZERLAND — (5.9%)
	Belimo Holding AG	3,156	1,559,762	0.5%
*	Dufry AG	20,283	807,307	0.3%
Ω	Galenica AG	13,042	960,380	0.3%
	Georg Fischer AG	20,620	1,119,049	0.4%
	Siegfried Holding AG	1,345	975,044	0.3%
	Temenos AG	9,838	993,104	0.3%
Ω	VAT Group AG	5,465	1,690,387	0.6%
	Other Securities		9,844,753	3.6%

	TOTAL SWITZERLAND		17,949,786	6.3%

	UNITED KINGDOM — (12.2%)
	Britvic PLC	88,023	943,261	0.3%
	Computacenter PLC	24,476	822,385	0.3%
	Diploma PLC	24,924	854,863	0.3%
	Greggs PLC	33,984	991,515	0.4%
	HomeServe PLC	107,631	1,322,755	0.5%
	Inchcape PLC	109,083	976,038	0.4%
*	Indivior PLC	235,069	920,651	0.3%
	Man Group PLC	351,183	1,023,532	0.4%
	Rotork PLC	251,708	918,363	0.3%
	Other Securities		28,380,960	9.9%

	TOTAL UNITED KINGDOM		37,154,323	13.1%

	UNITED STATES — (0.0%)
	Other Security		88,407	0.0%

	TOTAL COMMON STOCKS		279,761,640	98.7%

	PREFERRED STOCKS — (0.5%)
	GERMANY — (0.5%)
	Other Securities		1,410,682	0.5%

	TOTAL INVESTMENT SECURITIES (Cost $279,604,319)		281,172,322

			Value†
	SECURITIES LENDING COLLATERAL — (7.5%)
@§	The DFA Short Term Investment Fund	1,971,170	22,800,526	8.0%

	TOTAL INVESTMENTS—(100.0%) (Cost $302,405,321)		$303,972,848	107.2%

17

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2022, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	06/17/22	$671,932	$619,125	$(52,807)

Total Futures Contracts			$671,932	$619,125	$(52,807)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$374,958	$20,973,785	—		$21,348,743
Austria	—	4,002,087	—		4,002,087
Belgium	—	4,094,226	—		4,094,226
Canada	33,155,541	—	—		33,155,541
China	—	202,580	—		202,580
Denmark	—	7,552,562	—		7,552,562
Finland	—	6,904,393	—		6,904,393
France	—	13,917,681	—		13,917,681
Germany	—	15,269,822	—		15,269,822
Hong Kong	—	7,035,777	$16,843		7,052,620
Ireland	—	766,036	—		766,036
Israel	940,799	4,641,925	—		5,582,724
Italy	—	9,894,150	—		9,894,150
Japan	—	64,687,141	—		64,687,141
Netherlands	—	6,395,935	—		6,395,935
New Zealand	—	1,349,499	—		1,349,499
Norway	—	3,309,894	—		3,309,894
Portugal	—	1,003,777	—		1,003,777
Singapore	—	2,090,334	—		2,090,334
Spain	—	6,945,219	—		6,945,219
Sweden	11,015	9,033,145	—		9,044,160
Switzerland	—	17,949,786	—		17,949,786
United Kingdom	47,311	37,107,012	—		37,154,323
United States	88,407	—	—		88,407
Preferred Stocks
Germany	—	1,410,682	—		1,410,682
Securities Lending Collateral	—	22,800,526	—		22,800,526
Futures Contracts**	(52,807)	—	—		(52,807)

TOTAL	$34,565,224	$269,337,974	$16,843	^	$303,920,041

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $52,261, $60,737, $23,336 and $29,944 of securities on loan,respectively)	$2,416,742	$796,485	$594,911	$281,172
Temporary Cash Investments at Value & Cost	25,180	4,113	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $236, $53,863, $23,309 and $22,801, respectively)	236	53,871	23,309	22,801
Segregated Cash for Futures Contracts	930	—	112	34
Foreign Currencies at Value	—	—	337	1,252
Cash	—	—	1,473	39
Receivables:
Investment Securities Sold	171	2,780	140	235
Dividends and Interest	2,146	101	2,377	1,388
Securities Lending Income	7	9	8	50
Fund Shares Sold	6,423	1,147	3,323	162
Unrealized Gain on Foreign Currency Contracts	—	—	—	3
Prepaid Expenses and Other Assets	34	18	19	14

Total Assets	2,451,869	858,524	626,009	307,150

LIABILITIES:
Payables:
Upon Return of Securities Loaned	238	53,880	23,316	22,810
Investment Securities Purchased	—	5,553	96	630
Fund Shares Redeemed	2,561	718	145	53
Due to Advisor	319	193	114	111
Futures Margin Variation	647	—	116	23
Accrued Expenses and Other Liabilities	168	44	59	67

Total Liabilities	3,933	60,388	23,846	23,694

NET ASSETS	$2,447,936	$798,136	$602,163	$283,456

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,447,936; $798,136; $602,163 and $283,456 and shares outstanding of 87,320,092, 35,704,192, 41,050,092 and 18,768,440, respectively	$28.03	$22.35	$14.67	$15.10

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,249,553	$578,753	$477,295	$279,604

Foreign Currencies at Cost	$—	$—	$339	$1,269

NET ASSETS CONSIST OF:
Paid-In Capital	$1,137,515	$543,931	$507,658	$269,585
Total Distributable Earnings (Loss)	1,310,421	254,205	94,505	13,871

NET ASSETS	$2,447,936	$798,136	$602,163	$283,456

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio#	U.S. Small Cap Growth Portfolio#	International Large Cap Growth Portfolio#	International Small Cap Growth Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $609 and $372, respectively)	$19,688	$4,694	$6,860	$3,444
Income from Securities Lending	50	53	61	230

Total Investment Income	19,738	4,747	6,921	3,674

Fund Expenses
Investment Management Fees	2,050	1,410	718	709
Accounting & Transfer Agent Fees	219	73	60	27
Custodian Fees	16	11	31	36
Filing Fees	36	15	16	11
Shareholders’ Reports	52	25	19	15
Directors’/Trustees’ Fees & Expenses	(13)	(4)	(3)	(1)
Professional Fees	15	5	4	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—	36	45
Other	33	16	13	7

Total Fund Expenses	2,408	1,551	894	851

Net Expenses	2,408	1,551	894	851

Net Investment Income (Loss)	17,330	3,196	6,027	2,823

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	142,121	35,261	3,320	11,078
Affiliated Investment Companies Shares Sold	1	(5)	—	(6)
Futures	(1,004)	175	(231)	146
Foreign Currency Transactions	—	—	46	(249)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(378,206)	(167,223)	(109,832)	(87,409)
Affiliated Investment Companies Shares	—	5	(3)	(2)
Futures	(981)	—	(4)	(53)
Translation of Foreign Currency-Denominated Amounts	—	—	(125)	(58)

Net Realized and Unrealized Gain (Loss)	(238,069)	(131,787)	(106,829)	(76,553)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(220,739)	$(128,591)	$(100,802)	$(73,730)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,330	$37,009	$3,196	$5,873	$6,027	$11,853	$2,823	$3,691
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	142,121	208,278	35,261	96,692	3,320	14,203	11,078	22,700
Affiliated Investment Companies Shares Sold	1	(3)	(5)	(6)	—	(2)	(6)	—
Futures	(1,004)	6,236	175	46	(231)	126	146	112
Foreign Currency Transactions	—	—	—	—	46	37	(249)	(24)
Change in Unrealized Appreciation (Depreciation)of:
Investment Securities and Foreign Currency	(378,206)	574,692	(167,223)	243,366	(109,832)	138,599	(87,409)	51,061
Affiliated Investment Companies Shares	—	—	5	(2)	(3)	—	(2)	—
Futures	(981)	498	—	—	(4)	(7)	(53)	(4)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(125)	(20)	(58)	(10)

Net Increase (Decrease) in Net Assets Resulting from Operations	(220,739)	826,710	(128,591)	345,969	(100,802)	164,789	(73,730)	77,526

Distributions:
Institutional Class Shares	(195,094)	(35,282)	(70,237)	(5,339)	(4,218)	(11,245)	(17,938)	(3,390)
Capital Share Transactions (1):
Shares Issued	210,462	420,570	102,299	190,730	98,568	102,392	134,111	29,541
Shares Issued in Lieu of Cash Distributions	194,275	35,001	69,588	5,267	4,210	11,197	17,687	3,324
Shares Redeemed	(483,425)	(698,282)	(159,552)	(246,812)	(57,996)	(127,751)	(44,141)	(55,224)

Net Increase (Decrease) from Capital Share Transactions	(78,688)	(242,711)	12,335	(50,815)	44,782	(14,162)	107,657	(22,359)

Total Increase (Decrease) in Net Assets	(494,521)	548,717	(186,493)	289,815	(60,238)	139,382	15,989	51,777
Net Assets
Beginning of Period	2,942,457	2,393,740	984,629	694,814	662,401	523,019	267,467	215,690

End of Period	$2,447,936	$2,942,457	$798,136	$984,629	$602,163	$662,401	$283,456	$267,467

(1) Shares Issued and Redeemed:
Shares Issued	6,869	14,412	4,115	7,679	6,223	6,310	6,972	1,616
Shares Issued in Lieu of Cash Distributions	6,018	1,191	2,665	211	254	676	974	179
Shares Redeemed	(15,442)	(24,042)	(6,273)	(9,918)	(3,595)	(7,856)	(2,523)	(3,030)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,555)	(8,439)	507	(2,028)	2,882	(870)	5,423	(1,235)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio							U.S. Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$32.74		$24.35	$22.13	$19.78	$18.22	$14.91	$27.98		$18.67	$18.50	$18.19	$18.25	$14.66

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.40	0.39	0.38	0.37	0.30	0.09		0.16	0.12	0.15	0.15	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.68)		8.37	2.41	2.81	1.59	3.30	(3.69)		9.30	0.27	1.00	0.12	3.68

Total from Investment Operations	(2.48)		8.77	2.80	3.19	1.96	3.60	(3.60)		9.46	0.39	1.15	0.27	3.82

Less Distributions:
Net Investment Income	(0.16)		(0.38)	(0.38)	(0.35)	(0.35)	(0.29)	(0.09)		(0.15)	(0.12)	(0.15)	(0.15)	(0.14)
Net Realized Gains	(2.07)		—	(0.20)	(0.49)	(0.05)	—	(1.94)		—	(0.10)	(0.69)	(0.18)	(0.09)

Total Distributions	(2.23)		(0.38)	(0.58)	(0.84)	(0.40)	(0.29)	(2.03)		(0.15)	(0.22)	(0.84)	(0.33)	(0.23)

Net Asset Value, End of Period	$28.03		$32.74	$24.35	$22.13	$19.78	$18.22	$22.35		$27.98	$18.67	$18.50	$18.19	$18.25

Total Return	(8.46	%)(B)	36.20%	12.89%	16.87%	10.72%	24.34%	(13.90	%)(B)	50.76%	2.23%	7.04%	1.43%	26.15%

Net Assets, End of Period (thousands)	$2,447,936		$2,942,457	$2,393,740	$2,196,279	$1,961,442	$1,645,255	$798,136		$984,629	$694,814	$621,629	$591,766	$508,137
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.18%	0.19%	0.20%	0.19%	0.20%	0.35	%(C)	0.37%	0.38%	0.39%	0.38%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18	%(C)	0.18%	0.19%	0.20%	0.19%	0.19%	0.35	%(C)	0.37%	0.38%	0.39%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.27	%(C)	1.35%	1.69%	1.83%	1.83%	1.78%	0.71	%(C)	0.64%	0.68%	0.84%	0.78%	0.85%
Portfolio Turnover Rate	5	%(B)	11%	20%	11%	19%	14%	12	%(B)	29%	32%	24%	23%	27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio							International Small Cap Growth Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$17.35		$13.40	$13.30	$11.83	$13.00	$10.78	$20.04		$14.79	$14.23	$13.92	$15.83	$12.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.31	0.23	0.30	0.30	0.27	0.16		0.27	0.19	0.30	0.33	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.73)		3.93	0.09	1.46	(1.18)	2.21	(4.11)		5.23	0.62	0.69	(1.53)	3.16

Total from Investment Operations	(2.57)		4.24	0.32	1.76	(0.88)	2.48	(3.95)		5.50	0.81	0.99	(1.20)	3.44

Less Distributions:
Net Investment Income	(0.11)		(0.29)	(0.22)	(0.29)	(0.29)	(0.26)	(0.08)		(0.25)	(0.18)	(0.28)	(0.32)	(0.28)
Net Realized Gains	—		—	—	—	—	—	(0.91)		—	(0.07)	(0.40)	(0.39)	(0.02)

Total Distributions	(0.11)		(0.29)	(0.22)	(0.29)	(0.29)	(0.26)	(0.99)		(0.25)	(0.25)	(0.68)	(0.71)	(0.30)

Net Asset Value, End of Period	$14.67		$17.35	$13.40	$13.30	$11.83	$13.00	$15.10		$20.04	$14.79	$14.23	$13.92	$15.83

Total Return	(14.88	%)(B)	31.77%	2.50%	15.01%	(6.92%)	23.23%	(20.55	%)(B)	37.31%	5.75%	7.64%	(8.00%)	27.49%

Net Assets, End of Period (thousands)	$602,163		$662,401	$523,019	$414,117	$312,302	$322,796	$283,456		$267,467	$215,690	$206,913	$182,527	$177,770
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.30%	0.29%	0.29%	0.30%	0.30%	0.54	%(C)	0.55%	0.55%	0.54%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.29	%(C)	0.30%	0.30%	0.33%	0.30%	0.31%	0.54	%(C)	0.56%	0.58%	0.61%	0.57%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.93	%(C)	1.86%	1.78%	2.39%	2.30%	2.29%	1.79	%(C)	1.45%	1.35%	2.21%	2.08%	1.97%
Portfolio Turnover Rate	5	%(B)	14%	17%	20%	19%	21%	17	%(B)	24%	34%	35%	30%	27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

24

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, on behalf of the International Equity Portfolios the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

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The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.31	%*
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.45	%**

*	Effective as of February 28, 2022, the management fee payable by the U.S. Small Cap Growth Portfolio was reduced from 0.33% to 0.28%.
**	Effective as of February 28, 2022, the management fee payable by the International Small Cap Growth Portfolio was reduced from 0.48% to 0.39%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below

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as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022 and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022 are also reflected below (amounts in thousands). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Growth Portfolio	0.20%	—	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—	—
International Large Cap Growth Portfolio	0.30%	$36	—	—
International Small Cap Growth Portfolio (1)	0.52%	45	—	$139

(1)	Prior to February 28, 2022, the Expense Limitation Amount for International Small Cap Growth Portfolio was 0.55%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	$4
U.S. Small Cap Growth Portfolio	1
International Large Cap Growth Portfolio	1
International Small Cap Growth Portfolio	—

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E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$125,650	$387,192
U.S. Small Cap Growth Portfolio	104,743	151,669
International Large Cap Growth Portfolio	76,244	34,420
International Small Cap Growth Portfolio	145,880	54,175

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$881	$27,572	$28,218	$1	—	$236	20	$1	—

Total	$881	$27,572	$28,218	$1	—	$236	20	$1	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$48,867	$232,988	$227,984	$(5)	$5	$53,871	4,657	$46	—

Total	$48,867	$232,988	$227,984	$(5)	$5	$53,871	4,657	$46	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$35,224	$129,541	$141,453	—	$(3)	$23,309	2,015	$20	—

Total	$35,224	$129,541	$141,453	—	$(3)	$23,309	2,015	$20	—

International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$11,605	$49,530	$38,326	$(6)	$(2)	$22,801	1,971	$14	—

Total	$11,605	$49,530	$38,326	$(6)	$(2)	$22,801	1,971	$14	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Growth Portfolio
2020	$39,921	$20,127	—	$60,048
2021	35,282	—	—	35,282
U.S. Small Cap Growth Portfolio
2020	4,848	3,160	—	8,008
2021	5,339	—	—	5,339
International Large Cap Growth Portfolio
2020	8,566	—	—	8,566
2021	11,245	—	—	11,245
International Small Cap Growth Portfolio
2020	2,789	975	—	3,764
2021	3,390	—	—	3,390

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(2,441)	$(18,100)	$(20,541)
U.S. Small Cap Growth Portfolio	(726)	(7,169)	(7,895)
International Large Cap Growth Portfolio	(382)	—	(382)
International Small Cap Growth Portfolio	(646)	(967)	(1,613)

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As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	—	$180,891	—	$1,545,394	$1,726,285
U.S. Small Cap Growth Portfolio	$3,863	63,249	—	385,931	453,043
International Large Cap Growth Portfolio	988	—	$(28,735)	227,281	199,534
International Small Cap Growth Portfolio	2,850	14,355	—	88,336	105,541

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Large Cap Growth Portfolio	—	—
U.S. Small Cap Growth Portfolio	—	—
International Large Cap Growth Portfolio	$28,735	$28,735
International Small Cap Growth Portfolio	—	—

During the year ended October 31, 2021, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Growth Portfolio	$16,018
U.S. Small Cap Growth Portfolio	21,532
International Large Cap Growth Portfolio	13,678
International Small Cap Growth Portfolio	5,007

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$1,274,970	$1,194,844	$(27,655)	$1,167,189
U.S. Small Cap Growth Portfolio	635,757	246,784	(29,045)	217,739
International Large Cap Growth Portfolio	500,786	146,793	(29,177)	117,616
International Small Cap Growth Portfolio	303,027	35,766	(34,199)	1,567

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$19,551
International Large Cap Growth Portfolio	656
International Small Cap Growth Portfolio	989

*	Average Notional Value of futures contracts

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The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts *,(1)
U.S. Large Cap Growth Portfolio	$(500)	$(500)
International Large Cap Growth Portfolio	(4)	(4)
International Small Cap Growth Portfolio	(53)	(53)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$(1,004)	$(1,004)
U.S. Small Cap Growth Portfolio	175	175 *
International Large Cap Growth Portfolio	(231)	(231)
International Small Cap Growth Portfolio	146	146

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$(981)	$(981)
International Large Cap Growth Portfolio	(4)	(4)
International Small Cap Growth Portfolio	(53)	(53)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Cap Growth Portfolio	0.83%	$5,249	2	—	$6,563	—
U.S. Small Cap Growth Portfolio	0.85%	4,690	24	$3	11,936	—
International Large Cap Growth Portfolio	0.83%	3,947	3	—	5,342	—
International Small Cap Growth Portfolio	0.92%	740	23	—	3,706	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$27,705	$54,377	$14,676
U.S. Small Cap Growth Portfolio	32,749	28,717	(2,244)
International Large Cap Growth Portfolio	26,312	8,263	(1,506)
International Small Cap Growth Portfolio	13,155	12,198	1,073

J. Securities Lending:

As of April 30, 2022, the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Growth Portfolio	$53,143
U.S. Small Cap Growth Portfolio	9,850
International Large Cap Growth Portfolio	1,279
International Small Cap Growth Portfolio	9,338

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

34

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022:

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Cap Growth Portfolio
Common Stocks	$238	—	—	—	$238
U.S. Small Cap Growth Portfolio
Common Stocks	53,880	—	—	—	53,880
International Large Cap Growth Portfolio
Common Stocks	23,316	—	—	—	23,316
International Small Cap Growth Portfolio
Common Stocks	22,810	—	—	—	22,810

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

35

M.	Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

N.	Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	79%
U.S. Small Cap Growth Portfolio	3	79%
International Large Cap Growth Portfolio	3	87%
International Small Cap Growth Portfolio	4	89%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O.	Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

36

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

37

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

38

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

39

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

40

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

41

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

42

DFA043022-041S 00274968

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.

(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$956.20	0.19%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

3

DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,146,358	$39,235,084
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,598,263	26,320,401
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	168,641	5,406,641
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	183,163	5,388,666
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	96,292	2,343,741
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	64,152	1,456,891
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	81,526	1,169,895

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $79,917,994)		$81,321,319

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $108,521)	108,521	108,521

TOTAL INVESTMENTS — (100.0%) (Cost $80,026,515)		$81,429,840

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$81,321,319	—	—	$81,321,319
Temporary Cash Investments	108,521	—	—	108,521

TOTAL	$81,429,840	—	—	$81,429,840

See accompanying Notes to Financial Statements.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$81,321
Temporary Cash Investments at Value & Cost	109
Receivables:
Fund Shares Sold	3
Due from Advisor	2
Prepaid Expenses and Other Assets	14

Total Assets	81,449

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	63
Fund Shares Redeemed	92
Accrued Expenses and Other Liabilities	21

Total Liabilities	176

NET ASSETS	$81,273

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,037,518

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.55

Investments in Affiliated Investment Companies at Cost	$79,918

NET ASSETS CONSIST OF:
Paid-In Capital	$79,957
Total Distributable Earnings (Loss)	1,316

NET ASSETS	$81,273

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$903

Total Investment Income	903

Expenses
Accounting & Transfer Agent Fees	8
Custodian Fees	1
Filing Fees	13
Shareholders’ Reports	8
Other	1

Total Expenses	31

Fees Waived, Expenses Reimbursed by Advisor (Note C)	7

Net Expenses	24

Net Investment Income (Loss)	879

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	424
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(193)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(4,782)

Net Realized and Unrealized Gain (Loss)	(4,551)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,672)

See accompanying Notes to Financial Statements.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$879	$1,465
Capital Gain Distributions Received from Affiliated Investment Companies	424	110
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(193)	74
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(4,782)	3,369

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,672)	5,018

Distributions:
Institutional Class Shares	(1,040)	(1,547)
Capital Share Transactions (1):
Shares Issued	21,658	44,867
Shares Issued in Lieu of Cash Distributions	1,040	1,525
Shares Redeemed	(9,099)	(12,289)

Net Increase (Decrease) from Capital Share Transactions	13,599	34,103

Total Increase (Decrease) in Net Assets	8,887	37,574
Net Assets
Beginning of Period	72,386	34,812

End of Period	$81,273	$72,386

(1) Shares Issued and Redeemed:
Shares Issued	1,803	3,744
Shares Issued in Lieu of Cash Distributions	86	127
Shares Redeemed	(763)	(1,024)

Net Increase (Decrease) from Shares Issued and Redeemed	1,126	2,847

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period.	$12.24		$11.36	$10.83	$10.27	$10.59	$10.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.31	0.13	0.22	0.25	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.66)		0.89	0.53	0.57	(0.27)	0.30

Total from Investment Operations	(0.53)		1.20	0.66	0.79	(0.02)	0.47

Less Distributions:
Net Investment Income	(0.13)		(0.28)	(0.12)	(0.22)	(0.28)	(0.14)
Net Realized Gains	(0.03)		(0.04)	(0.01)	(0.01)	(0.02)	—

Total Distributions	(0.16)		(0.32)	(0.13)	(0.23)	(0.30)	(0.14)

Net Asset Value, End of Period	$11.55		$12.24	$11.36	$10.83	$10.27	$10.59

Total Return	(4.38	%)(B)	10.60%	6.19%	7.72%	(0.23%)	4.65%

Net Assets, End of Period (thousands)	$81,273		$72,386	$34,812	$19,602	$16,007	$11,937
Ratio of Expenses to Average Net Assets *(C)	0.19	%(D)	0.20%	0.22%	0.22%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21	%(D)	0.25%	0.46%	0.57%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.25	%(D)	2.59%	1.14%	2.07%	2.38%	1.61%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13	%(D)	0.14%	0.16%	0.16%	0.15%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, the Dimensional Retirement Income Fund (the “Portfolio”), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Fund shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2022, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the Schedule of Investments.

On February 10, 2020, the Portfolio acquired substantially all of the assets of the Dimensional 2005 Target Date Retirement Fund (the “2005 Target Date Fund”) pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolio and the 2005 Target Date Fund since they had identical investment objectives and fundamental investment restrictions. The 2005 Target Date Fund was part of Dimensional’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Portfolio.

The Reorganization was accomplished by a tax-free exchange of 585,008 shares of the Portfolio for 594,165 shares of the 2005 Target Date Fund. The 2005 Target Date Fund had net assets immediately before the Reorganization, of $6,450,991, including $556,714 of unrealized appreciation, which were combined with the Portfolio’s net assets. Immediately before the Reorganization, the Portfolio’s net assets were $19,468,091, and immediately after the Reorganization, the Portfolio’s net assets were $25,919,082. The Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 10, 2020.

Assuming that the Reorganization had been completed on November 1, 2019, the Portfolio’s proforma results of operations for the period ended October 31, 2020 would have been as follows (amounts in thousands):

Net Investment Income	$339
Net Realized Gain (Loss)	17
Change in Unrealized Appreciation (Depreciation)	1,749
Net Increase (Decrease) in Net Assets Resulting from Operations	2,104

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Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the 2005 Target Date Fund that have been included in the Portfolio’s Statement of Operations since February 10, 2020.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively.

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The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2022, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional Retirement Income Fund	0.06%	—	$7	$66

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	$	(—)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$34,478	$8,902	$1,628	$(82)	$(2,436)	$39,234	3,146	$762	$18
DFA One-Year Fixed Income Portfolio	23,148	4,933	1,335	(17)	(409)	26,320	2,598	18	—
U.S. Core Equity 1 Portfolio	4,971	1,744	677	(22)	(609)	5,407	169	32	133
U.S. Large Company Portfolio	5,027	1,963	784	(32)	(785)	5,389	183	31	273
Large Cap International Portfolio	2,177	753	298	(16)	(272)	2,344	96	31	—
Emerging Markets Core Equity Portfolio	1,348	451	194	(16)	(132)	1,457	64	14	—
International Core Equity Portfolio	1,088	354	125	(8)	(139)	1,170	82	15	—

Total	$72,237	$19,100	$5,041	$(193)	$(4,782)	$81,321	6,338	$903	$424

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

12

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional Retirement Income Fund
2020	$312	$22	—	$334
2021	1,429	118	—	1,547

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(61)	$(14)	$(75)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	—	$180	$5,849	$6,029

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$80,363	$2,290	$(887)	$1,403

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s

13

financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Dimensional Retirement Income Fund	0.98%	$446	12	—	$794	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

14

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

K. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	4	93%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although

15

management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including the Portfolio. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

* Results are for all series within DFAIDG

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

18

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

19

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

20

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the portfolio (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Access Data Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

21

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

22

DFA043022-055S 00274970

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler CO-CHIEF EXECUTIVE OFFICER	Gerard O’Reilly CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2025 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$910.60	0.18%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

Dimensional 2030 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$899.60	0.20%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Dimensional 2035 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$899.80	0.21%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

Dimensional 2040 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$911.50	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

Dimensional 2045 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$913.20	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

Dimensional 2050 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$907.80	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

Dimensional 2055 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$908.10	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

Dimensional 2060 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$907.60	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

Dimensional 2065 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$907.90	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2025 Target Date Retirement Income Fund	100.0%
Dimensional 2030 Target Date Retirement Income Fund	100.0%
Dimensional 2035 Target Date Retirement Income Fund	100.0%
Dimensional 2040 Target Date Retirement Income Fund	100.0%
Dimensional 2045 Target Date Retirement Income Fund	100.0%
Dimensional 2050 Target Date Retirement Income Fund	100.0%
Dimensional 2055 Target Date Retirement Income Fund	100.0%
Dimensional 2060 Target Date Retirement Income Fund	100.0%
Dimensional 2065 Target Date Retirement Income Fund	100.0%

4

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,889,525	$73,442,375
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	4,564,002	44,133,898
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	590,841	18,942,386
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	642,589	18,904,964
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	339,529	8,264,137
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	226,489	5,143,565
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	287,107	4,119,984
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	242,648	2,504,126
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	259,758	2,504,070

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $154,478,782)		$177,959,505

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $119,786)	119,786	119,786

TOTAL INVESTMENTS — (100.0%) (Cost $154,598,568)		$178,079,291

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$177,959,505	—	—	$177,959,505
Temporary Cash Investments	119,786	—	—	119,786

TOTAL	$178,079,291	—	—	$178,079,291

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,998,213	$58,002,723
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,745,603	34,237,664
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	924,998	29,655,426
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,006,422	29,608,927
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	532,465	12,960,194
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	855,663	8,248,590
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	797,131	8,226,392
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	356,097	8,086,970
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	452,547	6,494,057

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $169,326,492)		$195,520,943

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $23,361)	23,361	23,361

TOTAL INVESTMENTS — (100.0%) (Cost $169,349,853)		$195,544,304

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$195,520,943	—	—	$195,520,943
Temporary Cash Investments	23,361	—	—	23,361

TOTAL	$195,544,304	—	—	$195,544,304

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	4,213,900	$40,748,408
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,027,749	32,949,614
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,116,251	32,840,097
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	584,637	14,230,070
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,187,025	11,442,924
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,106,811	11,422,290
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	392,574	8,915,354
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	499,444	7,167,021
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	492,027	6,135,582

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $140,389,794)		$165,851,360

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $185,798)	185,798	185,798

TOTAL INVESTMENTS — (100.0%) (Cost $140,575,592)		$166,037,158

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$165,851,360	—	—	$165,851,360
Temporary Cash Investments	185,798	—	—	185,798

TOTAL	$166,037,158	—	—	$166,037,158

See accompanying Notes to Financial Statements.

7

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	996,003	$31,931,861
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,084,129	31,895,078
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	567,326	13,808,699
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,281,977	12,358,260
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,195,345	12,335,960
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,190,326	11,510,449
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	384,715	8,736,874
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	485,767	6,970,760

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $105,702,769)		$129,547,941

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $59,234)	59,234	59,234

TOTAL INVESTMENTS — (100.0%) (Cost $105,762,003)		$129,607,175

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$129,547,941	—	—	$129,547,941
Temporary Cash Investments	59,234	—	—	59,234

TOTAL	$129,607,175	—	—	$129,607,175

See accompanying Notes to Financial Statements.

8

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	999,128	$32,032,052
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	1,087,232	31,986,358
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	572,710	13,939,768
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	377,834	8,580,597
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	829,657	7,997,893
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	774,357	7,991,367
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	481,407	6,908,192

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $90,684,521)		$109,436,227

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $68,796)	68,796	68,796

TOTAL INVESTMENTS — (100.0%) (Cost $90,753,317)		$109,505,023

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$109,436,227	—	—	$109,436,227
Temporary Cash Investments	68,796	—	—	68,796

TOTAL	$109,505,023	—	—	$109,505,023

See accompanying Notes to Financial Statements.

9

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	791,335	$25,370,206
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	861,005	25,330,748
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	450,145	10,956,536
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	302,937	6,879,687
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	383,205	5,498,994
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	207,329	1,998,653
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	193,488	1,996,796

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $61,262,792)		$78,031,620

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$78,031,620	—	—	$78,031,620

TOTAL	$78,031,620	—	—	$78,031,620

See accompanying Notes to Financial Statements.

10

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	460,513	$14,764,032
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	500,173	14,715,096
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	264,276	6,432,483
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	175,900	3,994,678
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	223,624	3,209,011
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	124,733	1,202,424
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	116,418	1,201,439

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $38,163,744)		$45,519,163

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $45,272)	45,272	45,272

TOTAL INVESTMENTS — (100.0%) (Cost $38,209,016)		$45,564,435

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$45,519,163	—	—	$45,519,163
Temporary Cash Investments	45,272	—	—	45,272

TOTAL	$45,564,435	—	—	$45,564,435

See accompanying Notes to Financial Statements.

11

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	388,660	$12,460,444
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	422,594	12,432,711
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	223,494	5,439,847
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	148,867	3,380,763
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	189,197	2,714,980
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	102,838	991,364
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	95,796	988,612

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $32,456,605)		$38,408,721

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $28,844)	28,844	28,844

TOTAL INVESTMENTS — (100.0%) (Cost $32,485,449)		$38,437,565

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$38,408,721	—	—	$38,408,721
Temporary Cash Investments	28,844	—	—	28,844

TOTAL	$38,437,565	—	—	$38,437,565

See accompanying Notes to Financial Statements.

12

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.2%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	52,549	$1,684,706
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	57,073	1,679,081
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	29,842	726,365
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,905	452,035
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	25,267	362,588
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	13,722	132,279
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	12,806	132,163

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $5,209,877)		$5,169,217

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $42,078)	42,078	42,078

TOTAL INVESTMENTS — (100.0%) (Cost $5,251,955)		$5,211,295

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$5,169,217	—	—	$5,169,217
Temporary Cash Investments	42,078	—	—	42,078

TOTAL	$5,211,295	—	—	$5,211,295

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund+	Dimensional 2030 Target Date Retirement Income Fund+	Dimensional 2035 Target Date Retirement Income Fund+	Dimensional 2040 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$177,960	$195,521	$165,851	$129,548
Temporary Cash Investments at Value & Cost	120	23	186	59
Receivables:
Fund Shares Sold	107	109	174	166
Prepaid Expenses and Other Assets	9	12	10	10

Total Assets	178,196	195,665	166,221	129,783

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	13	—	91	—
Fund Shares Redeemed	1,724	1,795	1,533	977
Due to Advisor	2	3	2	1
Accrued Expenses and Other Liabilities	24	17	18	18

Total Liabilities	1,763	1,815	1,644	996

NET ASSETS	$176,433	$193,850	$164,577	$128,787

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $176,433; $193,850; $164,577 and $128,787 and shares outstanding of 13,900,390, 14,453,129, 11,741,617 and 8,874,478, respectively	$12.69	$13.41	$14.02	$14.51

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$154,479	$169,326	$140,390	$105,703

NET ASSETS CONSIST OF:
Paid-In Capital	$151,653	$165,888	$137,193	$103,269
Total Distributable Earnings (Loss)	24,780	27,962	27,384	25,518

NET ASSETS	$176,433	$193,850	$164,577	$128,787

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$109,436	$78,032	$45,519	$38,409	$5,169
Temporary Cash Investments at Value & Cost	69	—	45	29	42
Receivables:
Affiliated Investment Companies Sold	—	268	—	—	—
Fund Shares Sold	157	132	128	170	21
Due from Advisor	—	—	1	1	3
Prepaid Expenses and Other Assets	9	8	9	8	11

Total Assets	109,671	78,440	45,702	38,617	5,246

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	9	—	23	11	13
Fund Shares Redeemed	959	353	285	163	—
Due to Advisor	1	—	—	—	—
Line of Credit	—	226	—	—	—
Accrued Expenses and Other Liabilities	13	11	9	7	40

Total Liabilities	982	590	317	181	53

NET ASSETS.	$108,689	$77,850	$45,385	$38,436	$5,193

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $108,689; $77,850; $45,385; $38,436 and $5,193 and shares outstanding of 7,012,944, 5,037,461, 2,877,870, 2,421,634 and 449,415, respectively	$15.50	$15.45	$15.77	$15.87	$11.55

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$90,685	$61,263	$38,164	$32,457	$5,210

NET ASSETS CONSIST OF:
Paid-In Capital	$88,381	$60,096	$37,629	$32,161	$5,198
Total Distributable Earnings (Loss)	20,308	17,754	7,756	6,275	(5)

NET ASSETS	$108,689	$77,850	$45,385	$38,436	$5,193

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$2,795	$2,471	$1,681	$1,048

Total Investment Income	2,795	2,471	1,681	1,048

Expenses
Accounting & Transfer Agent Fees	7	8	6	4
Custodian Fees	1	1	1	1
Filing Fees	12	10	12	11
Shareholders’ Reports	7	7	6	6
Directors’/Trustees’ Fees & Expenses	(1)	(1)	(1)	(1)
Professional Fees	2	2	1	1
Previously Waived Fees Recovered by Advisor (Note C)	18	22	17	10
Other	9	10	7	8

Total Expenses	55	59	49	40

Net Expenses	55	59	49	40

Net Investment Income (Loss)	2,740	2,412	1,632	1,008

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,797	3,748	3,549	2,771
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(552)	(521)	(597)	(311)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(21,974)	(26,343)	(22,237)	(15,443)

Net Realized and Unrealized Gain (Loss)	(19,729)	(23,116)	(19,285)	(12,983)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,989)	$(20,704)	$(17,653)	$(11,975)

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$784	$589	$332	$297	$27

Total Investment Income	784	589	332	297	27

Expenses
Accounting & Transfer Agent Fees	3	3	2	2	1
Custodian Fees	1	1	1	1	—
Filing Fees	11	10	10	10	8
Shareholders’ Reports	5	5	4	4	12
Directors’/Trustees’ Fees & Expenses	(1)	(1)	—	—	—
Professional Fees	1	—	—	—	—
Previously Waived Fees Recovered by Advisor (Note C)	7	1	—	—	—
Other	5	4	2	2	—

Total Expenses	32	23	19	19	21

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	6	7	20

Net Expenses	32	23	13	12	1

Net Investment Income (Loss)	752	566	319	285	26

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,397	1,914	1,057	975	66
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(147)	(185)	(53)	(122)	(17)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(12,649)	(9,717)	(5,511)	(4,837)	(503)

Net Realized and Unrealized Gain (Loss)	(10,399)	(7,988)	(4,507)	(3,984)	(454)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,647)	$(7,422)	$(4,188)	$(3,699)	$(428)

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund		Dimensional 2035 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,740	$5,583	$2,412	$4,744	$1,632	$3,131
Capital Gain Distributions Received from Affiliated Investment Companies	2,797	3,059	3,748	3,175	3,549	2,107
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(552)	6,508	(521)	4,049	(597)	1,024
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(21,974)	13,551	(26,343)	21,331	(22,237)	25,469

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,989)	28,701	(20,704)	33,299	(17,653)	31,731

Distributions:
Institutional Class Shares	(10,858)	(9,314)	(8,830)	(8,645)	(4,556)	(5,517)
Capital Share Transactions (1):
Shares Issued	35,190	43,001	44,992	49,900	32,303	47,635
Shares Issued in Lieu of Cash Distributions	10,858	9,291	8,830	8,637	4,556	5,511
Shares Redeemed	(26,086)	(55,218)	(21,077)	(38,954)	(11,788)	(32,738)

Net Increase (Decrease) from Capital Share Transactions	19,962	(2,926)	32,745	19,583	25,071	20,408

Total Increase (Decrease) in Net Assets	(7,885)	16,461	3,211	44,237	2,862	46,622
Net Assets
Beginning of Period	184,318	167,857	190,639	146,402	161,715	115,093

End of Period	$176,433	$184,318	$193,850	$190,639	$164,577	$161,715

(1) Shares Issued and Redeemed:
Shares Issued	2,577	3,020	3,101	3,368	2,144	3,181
Shares Issued in Lieu of Cash Distributions	773	661	587	592	290	373
Shares Redeemed	(1,908)	(3,913)	(1,444)	(2,642)	(784)	(2,181)

Net Increase (Decrease) from Shares Issued and Redeemed	1,442	(232)	2,244	1,318	1,650	1,373

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund		Dimensional 2050 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,008	$1,760	$752	$1,243	$566	$999
Capital Gain Distributions Received from Affiliated Investment Companies	2,771	744	2,397	453	1,914	372
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(311)	1,346	(147)	485	(185)	232
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(15,443)	24,130	(12,649)	20,836	(9,717)	17,195

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,975)	27,980	(9,647)	23,017	(7,422)	18,798

Distributions:
Institutional Class Shares	(2,816)	(3,401)	(1,629)	(2,237)	(1,121)	(2,404)
Capital Share Transactions (1):
Shares Issued	29,222	34,133	26,861	31,186	20,560	23,723
Shares Issued in Lieu of Cash Distributions	2,816	3,395	1,629	2,234	1,121	2,404
Shares Redeemed	(16,182)	(26,043)	(9,552)	(15,758)	(9,277)	(15,860)

Net Increase (Decrease) from Capital Share Transactions	15,856	11,485	18,938	17,662	12,404	10,267

Total Increase (Decrease) in Net Assets	1,065	36,064	7,662	38,442	3,861	26,661
Net Assets
Beginning of Period	127,722	91,658	101,027	62,585	73,989	47,328

End of Period	$128,787	$127,722	$108,689	$101,027	$77,850	$73,989

(1) Shares Issued and Redeemed:
Shares Issued	1,885	2,228	1,633	1,940	1,247	1,484
Shares Issued in Lieu of Cash Distributions	176	231	95	145	65	159
Shares Redeemed	(1,038)	(1,715)	(576)	(1,002)	(558)	(990)

Net Increase (Decrease) from Shares Issued and Redeemed	1,023	744	1,152	1,083	754	653

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$319	$540	$285	$483	$26	$28
Capital Gain Distributions Received from Affiliated Investment Companies	1,057	198	975	171	66	8
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(53)	78	(122)	66	(17)	2
Futures	—	—	—	—	—	1
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(5,511)	9,205	(4,837)	8,159	(503)	414

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,188)	10,021	(3,699)	8,879	(428)	453

Distributions:
Institutional Class Shares	(570)	(798)	(499)	(643)	(27)	(27)
Capital Share Transactions (1):
Shares Issued	13,765	14,302	10,723	16,202	3,406	1,202
Shares Issued in Lieu of Cash Distributions	570	798	499	643	27	27
Shares Redeemed	(5,453)	(8,136)	(6,147)	(8,456)	(268)	(126)

Net Increase (Decrease) from Capital Share Transactions	8,882	6,964	5,075	8,389	3,165	1,103

Total Increase (Decrease) in Net Assets	4,124	16,187	877	16,625	2,710	1,529
Net Assets
Beginning of Period	41,261	25,074	37,559	20,934	2,483	954

End of Period	$45,385	$41,261	$38,436	$37,559	$5,193	$2,483

(1) Shares Issued and Redeemed:
Shares Issued	820	874	630	1,001	276	101
Shares Issued in Lieu of Cash Distributions	33	51	28	40	2	2
Shares Redeemed	(319)	(501)	(358)	(517)	(22)	(11)

Net Increase (Decrease) from Shares Issued and Redeemed	534	424	300	524	256	92

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund							Dimensional 2030 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$14.79		$13.23	$12.08	$10.81	$11.32	$10.52	$15.61		$13.44	$12.37	$11.09	$11.53	$10.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.46	0.18	0.25	0.30	0.23	0.18		0.41	0.21	0.26	0.27	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.45)		1.88	1.18	1.28	(0.48)	0.79	(1.68)		2.52	1.11	1.29	(0.40)	1.14

Total from Investment Operations	(1.24)		2.34	1.36	1.53	(0.18)	1.02	(1.50)		2.93	1.32	1.55	(0.13)	1.37

Less Distributions:
Net Investment Income	(0.21)		(0.46)	(0.18)	(0.25)	(0.31)	(0.22)	(0.18)		(0.40)	(0.20)	(0.26)	(0.29)	(0.21)
Net Realized Gains	(0.65)		(0.32)	(0.03)	(0.01)	(0.02)	—	(0.52)		(0.36)	(0.05)	(0.01)	(0.02)	—

Total Distributions	(0.86)		(0.78)	(0.21)	(0.26)	(0.33)	(0.22)	(0.70)		(0.76)	(0.25)	(0.27)	(0.31)	(0.21)

Net Asset Value, End of Period	$12.69		$14.79	$13.23	$12.08	$10.81	$11.32	$13.41		$15.61	$13.44	$12.37	$11.09	$11.53

Total Return	(8.94	%)(B)	18.13%	11.36%	14.33%	(1.80%)	9.87%	(10.04	%)(B)	22.29%	10.80%	14.20%	(1.32%)	13.44%

Net Assets, End of Period (thousands)	$176,433		$184,318	$167,857	$172,021	$129,914	$104,380	$193,850		$190,639	$146,402	$159,851	$138,382	$95,800
Ratio of Expenses to Average Net Assets*(C)	0.18	%(D)	0.19%	0.21%	0.22%	0.21%	0.23%	0.20	%(D)	0.21%	0.23%	0.24%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.18	%(D)	0.20%	0.21%	0.24%	0.24%	0.26%	0.20	%(D)	0.22%	0.24%	0.27%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.00	%(D)	3.25%	1.44%	2.20%	2.62%	2.08%	2.47	%(D)	2.76%	1.61%	2.21%	2.32%	2.07%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(D)	0.13%	0.15%	0.16%	0.15%	0.17%	0.14	%(D)	0.15%	0.17%	0.18%	0.18%	0.19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund							Dimensional 2040 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.02		$13.20	$12.45	$11.35	$11.66	$10.12	$16.27		$12.90	$12.65	$11.75	$11.94	$10.07

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.33	0.23	0.26	0.24	0.21	0.12		0.24	0.24	0.26	0.22	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.71)		3.08	0.78	1.12	(0.28)	1.53	(1.53)		3.60	0.27	0.92	(0.15)	1.86

Total from Investment Operations	(1.56)		3.41	1.01	1.38	(0.04)	1.74	(1.41)		3.84	0.51	1.18	0.07	2.07

Less Distributions:
Net Investment Income	(0.15)		(0.32)	(0.22)	(0.26)	(0.25)	(0.20)	(0.12)		(0.23)	(0.23)	(0.26)	(0.24)	(0.20)
Net Realized Gains	(0.29)		(0.27)	(0.04)	(0.02)	(0.02)	—	(0.23)		(0.24)	(0.03)	(0.02)	(0.02)	—

Total Distributions	(0.44)		(0.59)	(0.26)	(0.28)	(0.27)	(0.20)	(0.35)		(0.47)	(0.26)	(0.28)	(0.26)	(0.20)

Net Asset Value, End of Period	$14.02		$16.02	$13.20	$12.45	$11.35	$11.66	$14.51		$16.27	$12.90	$12.65	$11.75	$11.94

Total Return	(10.02	%)(B)	26.31%	8.23%	12.42%	(0.45%)	17.34%	(8.85	%)(B)	30.23%	4.17%	10.25%	0.51%	20.73%

Net Assets, End of Period (thousands)	$164,577		$161,715	$115,093	$129,931	$100,409	$71,803	$128,787		$127,722	$91,658	$105,567	$79,498	$57,478
Ratio of Expenses to Average Net Assets*(C)	0.21	%(D)	0.22%	0.25%	0.26%	0.25%	0.26%	0.22	%(D)	0.23%	0.25%	0.27%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21	%(D)	0.23%	0.26%	0.29%	0.29%	0.31%	0.22	%(D)	0.24%	0.28%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.97	%(D)	2.17%	1.78%	2.20%	2.03%	1.92%	1.55	%(D)	1.55%	1.93%	2.16%	1.83%	1.93%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15	%(D)	0.16%	0.19%	0.20%	0.19%	0.20%	0.16	%(D)	0.17%	0.19%	0.21%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund							Dimensional 2050 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$17.24		$13.10	$12.94	$11.90	$12.14	$10.06	$17.27		$13.04	$12.89	$11.86	$12.09	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.24	0.25	0.26	0.24	0.23	0.12		0.25	0.25	0.26	0.24	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.59)		4.35	0.18	1.06	(0.20)	2.05	(1.69)		4.62	0.17	1.06	(0.19)	2.06

Total from Investment Operations	(1.47)		4.59	0.43	1.32	0.04	2.28	(1.57)		4.87	0.42	1.32	0.05	2.28

Less Distributions:
Net Investment Income	(0.12)		(0.23)	(0.24)	(0.26)	(0.26)	(0.20)	(0.12)		(0.25)	(0.24)	(0.27)	(0.26)	(0.21)
Net Realized Gains	(0.15)		(0.22)	(0.03)	(0.02)	(0.02)	—	(0.13)		(0.39)	(0.03)	(0.02)	(0.02)	—

Total Distributions	(0.27)		(0.45)	(0.27)	(0.28)	(0.28)	(0.20)	(0.25)		(0.64)	(0.27)	(0.29)	(0.28)	(0.21)

Net Asset Value, End of Period	$15.50		$17.24	$13.10	$12.94	$11.90	$12.14	$15.45		$17.27	$13.04	$12.89	$11.86	$12.09

Total Return	(8.68	%)(B)	35.48%	3.42%	11.32%	0.22%	22.92%	(9.22	%)(B)	38.07%	3.37%	11.28%	0.30%	22.97%

Net Assets, End of Period (thousands)	$108,689		$101,027	$62,585	$78,184	$55,544	$38,800	$77,850		$73,989	$47,328	$63,803	$45,683	$34,278
Ratio of Expenses to Average Net Assets *(C)	0.22	%(D)	0.23%	0.25%	0.26%	0.26%	0.26%	0.22	%(D)	0.23%	0.25%	0.27%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.22	%(D)	0.24%	0.29%	0.33%	0.31%	0.34%	0.22	%(D)	0.26%	0.32%	0.35%	0.33%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.42	%(D)	1.47%	1.92%	2.14%	1.90%	2.00%	1.48	%(D)	1.56%	1.95%	2.16%	1.89%	1.99%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16	%(D)	0.17%	0.19%	0.20%	0.20%	0.20%	0.16	%(D)	0.17%	0.19%	0.21%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund							Dimensional 2060 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$17.60		$13.06	$12.88	$11.85	$12.08	$10.03	$17.71		$13.10	$12.94	$11.89	$12.13	$10.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.26	0.25	0.26	0.24	0.23	0.12		0.25	0.24	0.26	0.24	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.72)		4.67	0.19	1.05	(0.20)	2.04	(1.73)		4.70	0.18	1.07	(0.20)	2.04

Total from Investment Operations	(1.59)		4.93	0.44	1.31	0.04	2.27	(1.61)		4.95	0.42	1.33	0.04	2.27

Less Distributions:
Net Investment Income	(0.13)		(0.25)	(0.24)	(0.26)	(0.26)	(0.21)	(0.13)		(0.25)	(0.24)	(0.26)	(0.27)	(0.18)
Net Realized Gains	(0.11)		(0.14)	(0.02)	(0.02)	(0.01)	(0.01)	(0.10)		(0.09)	(0.02)	(0.02)	(0.01)	—

Total Distributions	(0.24)		(0.39)	(0.26)	(0.28)	(0.27)	(0.22)	(0.23)		(0.34)	(0.26)	(0.28)	(0.28)	(0.18)

Net Asset Value, End of Period	$15.77		$17.60	$13.06	$12.88	$11.85	$12.08	$15.87		$17.71	$13.10	$12.94	$11.89	$12.13

Total Return	(9.19	%)(B)	38.10%	3.56%	11.26%	0.29%	22.86%	(9.24	%)(B)	38.13%	3.40%	11.37%	0.27%	22.88%

Net Assets, End of Period (thousands)	$45,385		$41,261	$25,074	$32,952	$17,769	$11,019	$38,436		$37,559	$20,934	$23,244	$12,880	$7,301
Ratio of Expenses to Average Net Assets *(C)	0.22	%(D)	0.23%	0.25%	0.27%	0.26%	0.27%	0.22	%(D)	0.23%	0.25%	0.26%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.24	%(D)	0.43%	0.40%	0.47%	0.42%	0.46%	0.25	%(D)	0.39%	0.45%	0.57%	0.48%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.47	%(D)	1.57%	1.92%	2.15%	1.90%	2.02%	1.46	%(D)	1.55%	1.91%	2.12%	1.92%	2.01%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.16	%(D)	0.17%	0.19%	0.21%	0.20%	0.21%	0.16	%(D)	0.17%	0.19%	0.20%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Period Jan 2, 2020 Ʊ to Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$12.82		$9.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		3.38	(0.51)

Total from Investment Operations	(1.17)		3.57	(0.34)

Less Distributions:
Net Investment Income	(0.10)		(0.18)	(0.23)

Total Distributions	(0.10)		(0.18)	(0.23)

Net Asset Value, End of Period	$11.55		$12.82	$9.43

Total Return	(9.21	%)(B)	38.01%	(3.18	%)(B)

Net Assets, End of Period (thousands)	$5,193		$2,483	$954
Ratio of Expenses to Average Net Assets *(C)	0.22	%(D)	0.23%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	1.34	%(D)	2.33%	35.30	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.43	%(D)	1.61%	2.18	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of
Portfolio’s investment in Underlying Funds as follows:	0.16	%(D)	0.17%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which nine portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2022, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	13%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	15%
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—

26

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	10%
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	2%

Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—

27

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2022, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of

29

its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2025 Target Date Retirement Income Fund	0.06%	$18	—	$12
Dimensional 2030 Target Date Retirement Income Fund	0.06%	22	—	10
Dimensional 2035 Target Date Retirement Income Fund	0.06%	17	—	23
Dimensional 2040 Target Date Retirement Income Fund	0.06%	10	—	43
Dimensional 2045 Target Date Retirement Income Fund	0.06%	7	—	58
Dimensional 2050 Target Date Retirement Income Fund	0.06%	1	—	79
Dimensional 2055 Target Date Retirement Income Fund	0.06%	—	$6	116
Dimensional 2060 Target Date Retirement Income Fund	0.06%	—	7	124
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	20	154

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2025 Target Date Retirement Income Fund		—
Dimensional 2030 Target Date Retirement Income Fund		—
Dimensional 2035 Target Date Retirement Income Fund		—
Dimensional 2040 Target Date Retirement Income Fund		—
Dimensional 2045 Target Date Retirement Income Fund	$	(—)

30

Dimensional 2050 Target Date Retirement Income Fund	$	(—)
Dimensional 2055 Target Date Retirement Income Fund		(—)
Dimensional 2060 Target Date Retirement Income Fund		(—)
Dimensional 2065 Target Date Retirement Income Fund		(—)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$66,591	$14,891	$3,360	$(167)	$(4,513)	$73,442	5,890	$1,417	$34
DFA LTIP Portfolio	49,469	10,977	6,387	(431)	(9,493)	44,135	4,564	872	1,097
U.S. Core Equity 1 Portfolio	21,206	2,883	2,764	36	(2,419)	18,942	591	118	544
U.S. Large Company Portfolio	21,226	3,474	2,661	16	(3,150)	18,905	643	118	1,118
Large Cap International Portfolio	9,232	1,226	1,118	17	(1,093)	8,264	340	122	—
Emerging Markets Core Equity Portfolio	5,748	560	621	1	(544)	5,144	226	55	—
International Core Equity Portfolio	4,605	531	466	—	(550)	4,120	287	62	—
DFA Short-Term Extended Quality Portfolio	3,112	270	718	(12)	(148)	2,504	243	24	4
DFA Two-Year Global Fixed Income Portfolio	3,112	225	757	(12)	(64)	2,504	260	7	—

Total	$184,301	$35,037	$18,852	$(552)	$(21,974)	$177,960	13,044	$2,795	$2,797

Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$57,946	$16,995	$4,437	$(352)	$(12,149)	$58,003	5,998	$1,075	$1,298
DFA Inflation-Protected Securities Portfolio	26,059	10,445	200	(6)	(2,060)	34,238	2,746	601	14
U.S. Core Equity 1 Portfolio	30,759	5,399	2,892	(17)	(3,594)	29,655	925	180	793
U.S. Large Company Portfolio	30,855	6,374	2,906	(48)	(4,666)	29,609	1,006	179	1,632
Large Cap International Portfolio	13,435	2,110	967	(23)	(1,595)	12,960	532	181	—
DFA Two-Year Global Fixed Income Portfolio	8,179	950	655	(11)	(214)	8,249	856	19	—
DFA Short-Term Extended Quality Portfolio	8,188	1,052	545	(18)	(451)	8,226	797	64	11
Emerging Markets Core Equity Portfolio	8,312	1,090	490	(27)	(798)	8,087	356	81	—
International Core Equity Portfolio	6,705	988	364	(19)	(816)	6,494	453	91	—

Total	$190,438	$45,403	$13,456	$(521)	$(26,343)	$195,521	13,669	$2,471	$3,748

31

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$39,406	$12,619	$2,497	$(456)	$(8,324)	$40,748	4,213	$743	$891
U.S. Core Equity 1 Portfolio	33,493	4,823	1,334	(19)	(4,013)	32,950	1,028	195	863
U.S. Large Company Portfolio	33,524	5,802	1,237	(33)	(5,216)	32,840	1,116	195	1,779
Large Cap International Portfolio	14,599	1,878	462	(26)	(1,759)	14,230	585	197	—
DFA Two-Year Global Fixed Income Portfolio	11,156	1,139	537	(11)	(304)	11,443	1,187	27	—
DFA Short-Term Extended Quality Portfolio	11,168	1,320	412	(16)	(638)	11,422	1,107	88	15
Emerging Markets Core Equity Portfolio	9,101	995	273	(24)	(884)	8,915	393	88	—
International Core Equity Portfolio	7,316	913	142	(11)	(909)	7,167	499	99	—
DFA Inflation-Protected Securities Portfolio	1,818	4,516	7	(1)	(190)	6,136	492	49	1

Total	$161,581	$34,005	$6,901	$(597)	$(22,237)	$165,851	10,620	$1,681	$3,549

Dimensional 2040 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$32,288	$5,505	$1,965	$(53)	$(3,843)	$31,932	997	$189	$836
U.S. Large Company Portfolio	32,367	6,687	2,078	(78)	(5,003)	31,895	1,084	188	1,718
Large Cap International Portfolio	14,105	2,510	1,073	(42)	(1,691)	13,809	567	191	—
DFA Two-Year Global Fixed Income Portfolio	12,198	1,745	1,242	(14)	(329)	12,358	1,282	28	—
DFA Short-Term Extended Quality Portfolio	12,210	1,979	1,143	(28)	(682)	12,336	1,195	94	16
DFA LTIP Portfolio	8,648	5,973	896	(42)	(2,173)	11,510	1,190	176	201
Emerging Markets Core Equity Portfolio	8,730	1,450	554	(36)	(853)	8,737	385	86	—
International Core Equity Portfolio	7,034	1,279	455	(18)	(869)	6,971	486	96	—

Total	$127,580	$27,128	$9,406	$(311)	$(15,443)	$129,548	7,186	$1,048	$2,771

Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$30,074	$6,698	$926	$(25)	$(3,789)	$32,032	999	$183	$782
U.S. Large Company Portfolio	30,287	7,564	924	(33)	(4,908)	31,986	1,087	182	1,607
Large Cap International Portfolio	13,157	3,007	530	(21)	(1,673)	13,940	573	183	—
Emerging Markets Core Equity Portfolio	8,159	1,662	372	(33)	(835)	8,581	378	80	—
DFA Two-Year Global Fixed Income Portfolio	6,338	2,253	393	(8)	(192)	7,998	830	15	—
DFA Short-Term Extended Quality Portfolio	6,345	2,434	376	(15)	(397)	7,991	774	50	8
International Core Equity Portfolio	6,563	1,397	185	(12)	(855)	6,908	481	91	—

Total	$100,923	$25,015	$3,706	$(147)	$(12,649)	$109,436	5,122	$784	$2,397

32

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2050 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$23,919	$5,379	$879	$(45)	$(3,004)	$25,370	792	$145	$626
U.S. Large Company Portfolio	24,048	5,797	569	(42)	(3,904)	25,330	861	145	1,286
Large Cap International Portfolio	10,468	2,540	695	(38)	(1,318)	10,957	450	145	—
Emerging Markets Core Equity Portfolio	6,520	1,539	485	(24)	(670)	6,880	303	64	—
International Core Equity Portfolio	5,223	1,173	205	(12)	(680)	5,499	383	72	—
DFA Two-Year Global Fixed Income Portfolio	1,850	657	454	(8)	(46)	1,999	207	4	—
DFA Short-Term Extended Quality Portfolio	1,850	709	451	(16)	(95)	1,997	193	14	2

Total	$73,878	$17,794	$3,738	$(185)	$(9,717)	$78,032	3,189	$589	$1,914

Dimensional 2055 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$13,355	$3,670	$552	$(3)	$(1,706)	$14,764	461	$83	$346
U.S. Large Company Portfolio	13,436	4,010	521	(8)	(2,201)	14,716	500	82	710
Large Cap International Portfolio	5,845	1,769	417	(12)	(753)	6,432	264	81	—
Emerging Markets Core Equity Portfolio	3,622	1,038	267	(17)	(381)	3,995	176	36	—
International Core Equity Portfolio	2,913	835	149	(6)	(384)	3,209	224	40	—
DFA Two-Year Global Fixed Income Portfolio	1,026	378	172	(2)	(28)	1,202	125	2	—
DFA Short-Term Extended Quality Portfolio	1,027	404	167	(5)	(58)	1,201	116	8	1

Total	$41,224	$12,104	$2,245	$(53)	$(5,511)	$45,519	1,866	$332	$1,057

Dimensional 2060 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$12,133	$2,710	$859	$(26)	$(1,498)	$12,460	388	$73	$319
U.S. Large Company Portfolio	12,191	3,012	795	(28)	(1,947)	12,433	423	72	655
Large Cap International Portfolio	5,292	1,378	551	(23)	(656)	5,440	223	73	—
Emerging Markets Core Equity Portfolio	3,289	760	320	(21)	(327)	3,381	149	33	—
International Core Equity Portfolio	2,646	646	230	(12)	(335)	2,715	189	37	—
DFA Two-Year Global Fixed Income Portfolio	934	245	160	(4)	(24)	991	103	2	—
DFA Short-Term Extended Quality Portfolio	934	271	158	(8)	(50)	989	96	7	1

Total	$37,419	$9,022	$3,073	$(122)	$(4,837)	$38,409	1,571	$297	$975

33

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2065 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$801	$1,102	$56	$(3)	$(159)	$1,685	52	$9	$22
U.S. Large Company Portfolio	802	1,123	50	(5)	(191)	1,679	57	7	44
Large Cap International Portfolio	349	473	23	(3)	(70)	726	30	6	—
Emerging Markets Core Equity Portfolio	216	298	19	(3)	(40)	452	20	2	—
International Core Equity Portfolio	174	239	12	(2)	(36)	363	25	3	—
DFA Short-Term Extended Quality Portfolio	62	91	15	(1)	(5)	132	13	—	—
DFA Two-Year Global Fixed Income Portfolio	62	86	14	—	(2)	132	14	—	—

Total	$2,466	$3,412	$189	$(17)	$(503)	$5,169	211	$27	$66

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2025 Target Date Retirement Income Fund
2020	$2,369	$432	—	$2,801
2021	6,151	3,163	—	9,314
Dimensional 2030 Target Date Retirement Income Fund
2020	2,469	608	—	3,077
2021	5,078	3,566	—	8,644
Dimensional 2035 Target Date Retirement Income Fund
2020	2,111	408	—	2,519

34

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2021	$3,232	$2,285	—	$5,517
Dimensional 2040 Target Date Retirement Income Fund
2020	1,849	271	—	2,120
2021	1,742	1,659	—	3,401
Dimensional 2045 Target Date Retirement Income Fund
2020	1,323	185	—	1,508
2021	1,228	1,009	—	2,237
Dimensional 2050 Target Date Retirement Income Fund
2020	1,044	151	—	1,195
2021	1,072	1,332	—	2,404
Dimensional 2055 Target Date Retirement Income Fund
2020	555	60	—	615
2021	534	264	—	798
Dimensional 2060 Target Date Retirement Income Fund
2020	413	44	—	457
2021	479	164	—	643
Dimensional 2065 Target Date Retirement Income Fund
2020	7	—	—	7
2021	27	—	—	27

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2025 Target Date Retirement Income Fund	$(630)	$(705)	$(1,335)
Dimensional 2030 Target Date Retirement Income Fund	(335)	(493)	(828)
Dimensional 2035 Target Date Retirement Income Fund	(345)	(44)	(389)
Dimensional 2040 Target Date Retirement Income Fund	(201)	(40)	(241)
Dimensional 2045 Target Date Retirement Income Fund	(89)	—	(89)
Dimensional 2050 Target Date Retirement Income Fund	(92)	—	(92)
Dimensional 2055 Target Date Retirement Income Fund	(41)	—	(41)
Dimensional 2060 Target Date Retirement Income Fund	(40)	—	(40)
Dimensional 2065 Target Date Retirement Income Fund	—	—	—

35

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2025 Target Date Retirement Income Fund	$147	$7,986	$44,497	$52,630
Dimensional 2030 Target Date Retirement Income Fund	—	6,426	51,071	57,497
Dimensional 2035 Target Date Retirement Income Fund	10	2,919	46,664	49,593
Dimensional 2040 Target Date Retirement Income Fund	69	1,732	38,509	40,310
Dimensional 2045 Target Date Retirement Income Fund	31	848	30,705	31,584
Dimensional 2050 Target Date Retirement Income Fund	89	468	25,740	26,297
Dimensional 2055 Target Date Retirement Income Fund	12	242	12,260	12,514
Dimensional 2060 Target Date Retirement Income Fund	33	181	10,258	10,472
Dimensional 2065 Target Date Retirement Income Fund	1	—	449	450

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio listed below used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Dimensional 2065 Target Date Retirement Income Fund	$11

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2025 Target Date Retirement Income Fund	$155,557	$23,630	$(150)	$23,480
Dimensional 2030 Target Date Retirement Income Fund	170,817	28,309	(2,114)	26,195
Dimensional 2035 Target Date Retirement Income Fund	141,610	28,505	(3,044)	25,461
Dimensional 2040 Target Date Retirement Income Fund	106,541	26,552	(2,707)	23,845

36

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2045 Target Date Retirement Income Fund	$91,449	$19,328	$(576)	$18,752
Dimensional 2050 Target Date Retirement Income Fund	62,008	16,888	(119)	16,769
Dimensional 2055 Target Date Retirement Income Fund	38,816	7,431	(75)	7,356
Dimensional 2060 Target Date Retirement Income Fund	33,017	6,017	(65)	5,952
Dimensional 2065 Target Date Retirement Income Fund	5,266	22	(63)	(41)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

37

For the six months ended April 30, 2022, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Dimensional 2025 Target Date Retirement Income Fund	0.87%	$560	23	—	$1,764	—
Dimensional 2030 Target Date Retirement Income Fund	0.93%	357	27	—	1,893	—
Dimensional 2035 Target Date Retirement Income Fund	0.91%	262	9	—	344	—
Dimensional 2040 Target Date Retirement Income Fund	0.90%	362	18	—	1,322	—
Dimensional 2045 Target Date Retirement Income Fund	0.91%	428	6	—	1,077	—
Dimensional 2050 Target Date Retirement Income Fund	0.93%	263	10	—	762	$226
Dimensional 2055 Target Date Retirement Income Fund	0.89%	171	12	—	294	—
Dimensional 2060 Target Date Retirement Income Fund	1.02%	186	8	—	407	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

38

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

J. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

K. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2025 Target Date Retirement Income Fund	7	83%
Dimensional 2030 Target Date Retirement Income Fund	8	86%
Dimensional 2035 Target Date Retirement Income Fund	7	81%
Dimensional 2040 Target Date Retirement Income Fund	8	90%
Dimensional 2045 Target Date Retirement Income Fund	6	81%
Dimensional 2050 Target Date Retirement Income Fund	6	78%
Dimensional 2055 Target Date Retirement Income Fund	5	78%
Dimensional 2060 Target Date Retirement Income Fund	6	92%
Dimensional 2065 Target Date Retirement Income Fund	3	87%

39

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

40

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

42

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

43

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

44

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

45

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

46

DFA043022-053S
00274972

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler CO-CHIEF EXECUTIVE OFFICER	Gerard O’Reilly CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$947.60	0.18%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90
Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$937.60	0.17%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2020 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$926.00	0.18%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	100.0%
Dimensional 2015 Target Date Retirement Income Fund	100.0%
Dimensional 2020 Target Date Retirement Income Fund	100.0%

4

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,229,082	$15,326,654
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	308,856	3,128,706
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	54,792	1,756,635
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	59,627	1,754,231
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	31,041	755,539
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	20,898	474,599
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	26,352	378,146

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $21,284,369)		$23,574,510

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$23,574,510	—	—	$23,574,510

TOTAL	$23,574,510	—	—	$23,574,510

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,374,847	$29,614,345
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	106,211	3,405,116
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	115,688	3,403,535
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	220,052	2,127,909
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	60,931	1,483,062
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	40,662	923,427
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	51,773	742,946

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $35,836,371)		$41,700,340

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$41,700,340	—	—	$41,700,340

TOTAL	$41,700,340	—	—	$41,700,340

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,989,095	$74,684,015
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,824,728	17,645,119
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	309,119	9,910,345
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	336,472	9,899,011
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	178,185	4,337,031
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	119,211	2,707,281
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	150,924	2,165,759

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $106,001,675)		$121,348,561

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $61,162)	61,162	61,162

TOTAL INVESTMENTS — (100.0%) (Cost $106,062,837)		$121,409,723

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$121,348,561	—	—	$121,348,561
Temporary Cash Investments	61,162	—	—	61,162

TOTAL	$121,409,723	—	—	$121,409,723

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$23,575	$41,700	$121,349
Temporary Cash Investments at Value & Cost	—	—	61
Receivables:
Affiliated Investment Companies Sold	146	45	—
Fund Shares Sold	8	7	21
Due from Advisor	2	2	—
Prepaid Expenses and Other Assets	8	10	12

Total Assets	23,739	41,764	121,443

LIABILITIES:
Payables:
Due to Custodian	67	15	—
Fund Shares Redeemed	313	236	633
Accrued Expenses and Other Liabilities	13	20	14

Total Liabilities	393	271	647

NET ASSETS	$23,346	$41,493	$120,796

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $23,346; $41,493 and $120,796 and shares outstanding of 1,971,044, 3,493,314 and 9,924,078, respectively	$11.84	$11.88	$12.17

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$21,284	$35,836	$106,002

NET ASSETS CONSIST OF:
Paid-In Capital	$21,147	$35,828	$105,138
Total Distributable Earnings (Loss)	2,199	5,665	15,658

NET ASSETS	$23,346	$41,493	$120,796

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$396	$788	$2,183

Total Investment Income	396	788	2,183

Expenses
Accounting & Transfer Agent Fees	2	3	8
Custodian Fees	1	1	1
Filing Fees	9	10	13
Shareholders’ Reports	6	7	6
Directors’/Trustees’ Fees & Expenses	—	—	(1)
Professional Fees	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	4
Other	1	3	7

Total Expenses	19	24	39

Fees Waived, Expenses Reimbursed by Advisor (Note C)	12	10	—

Net Expenses	7	14	39

Net Investment Income (Loss)	389	774	2,144

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	171	381	1,386
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(119)	(175)	(179)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(1,801)	(3,905)	(13,087)

Net Realized and Unrealized Gain (Loss)	(1,749)	(3,699)	(11,880)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,360)	$(2,925)	$(9,736)

See accompanying Notes to Financial Statements.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund		Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$389	$677	$774	$1,597	$2,144	$4,684
Capital Gain Distributions Received from Affiliated Investment Companies	171	75	381	310	1,386	1,653
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(119)	269	(175)	950	(179)	3,505
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(1,801)	1,629	(3,905)	3,026	(13,087)	7,895

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,360)	2,650	(2,925)	5,883	(9,736)	17,737

Distributions:
Institutional Class Shares	(673)	(992)	(1,803)	(2,553)	(6,342)	(6,792)
Capital Share Transactions (1):
Shares Issued	3,155	9,055	7,033	11,989	16,730	33,365
Shares Issued in Lieu of Cash Distributions	673	992	1,803	2,553	6,342	6,787
Shares Redeemed	(4,434)	(4,672)	(8,287)	(13,650)	(17,675)	(45,430)

Net Increase (Decrease) from Capital Share Transactions	(606)	5,375	549	892	5,397	(5,278)

Total Increase (Decrease) in Net Assets	(2,639)	7,033	(4,179)	4,222	(10,681)	5,667
Net Assets
Beginning of Period	25,985	18,952	45,672	41,450	131,477	125,810

End of Period	$23,346	$25,985	$41,493	$45,672	$120,796	$131,477

(1) Shares Issued and Redeemed:
Shares Issued	253	720	557	932	1,277	2,484
Shares Issued in Lieu of Cash Distributions	54	80	142	201	480	511
Shares Redeemed	(363)	(374)	(671)	(1,064)	(1,358)	(3,406)

Net Increase (Decrease) from Shares Issued and Redeemed	(56)	426	28	69	399	(411)

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund							Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.82		$11.84	$11.13	$10.32	$10.76	$10.44	$13.18		$12.20	$11.28	$10.34	$10.83	$10.54

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.41	0.14	0.23	0.30	0.20	0.21		0.47	0.14	0.23	0.31	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.85)		1.18	0.76	0.80	(0.41)	0.35	(1.00)		1.27	0.93	0.94	(0.45)	0.32

Total from Investment Operations	(0.66)		1.59	0.90	1.03	(0.11)	0.55	(0.79)		1.74	1.07	1.17	(0.14)	0.53

Less Distributions:
Net Investment Income	(0.18)		(0.41)	(0.14)	(0.22)	(0.30)	(0.21)	(0.21)		(0.46)	(0.14)	(0.23)	(0.31)	(0.22)
Net Realized Gains	(0.14)		(0.20)	(0.05)	—	(0.03)	(0.02)	(0.30)		(0.30)	(0.01)	(—)	(0.04)	(0.02)

Total Distributions	(0.32)		(0.61)	(0.19)	(0.22)	(0.33)	(0.23)	(0.51)		(0.76)	(0.15)	(0.23)	(0.35)	(0.24)

Net Asset Value, End of Period	$11.84		$12.82	$11.84	$11.13	$10.32	$10.76	$11.88		$13.18	$12.20	$11.28	$10.34	$10.83

Total Return	(5.24	%)(B)	13.65%	8.09%	10.09%	(1.10%)	5.31%	(6.24	%)(B)	14.68%	9.58%	11.39%	(1.42%)	5.08%

Net Assets, End of Period (thousands)	$23,346		$25,985	$18,952	$19,681	$15,016	$14,782	$41,493		$45,672	$41,450	$51,570	$48,518	$32,771
Ratio of Expenses to Average Net Assets *(C)	0.18	%(D)	0.19%	0.20%	0.21%	0.20%	0.20%	0.17	%(D)	0.18%	0.19%	0.19%	0.19%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.27	%(D)	0.34%	0.45%	0.55%	0.38%	0.45%	0.21	%(D)	0.25%	0.29%	0.33%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.01	%(D)	3.25%	1.22%	2.10%	2.77%	1.93%	3.39	%(D)	3.69%	1.23%	2.09%	2.83%	2.00%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(D)	0.13%	0.14%	0.15%	0.14%	0.14%	0.11	%(D)	0.12%	0.13%	0.13%	0.13%	0.14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$13.80		$12.66	$11.60	$10.52	$11.03	$10.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.48	0.15	0.24	0.31	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.19)		1.35	1.12	1.11	(0.48)	0.45

Total from Investment Operations	(0.97)		1.83	1.27	1.35	(0.17)	0.67

Less Distributions:
Net Investment Income	(0.22)		(0.48)	(0.15)	(0.24)	(0.32)	(0.22)
Net Realized Gains	(0.44)		(0.21)	(0.06)	(0.03)	(0.02)	—

Total Distributions	(0.66)		(0.69)	(0.21)	(0.27)	(0.34)	(0.22)

Net Asset Value, End of Period	$12.17		$13.80	$12.66	$11.60	$10.52	$11.03

Total Return	(7.40	%)(B)	14.83%	11.11%	12.94%	(1.67%)	6.50%

Net Assets, End of Period (thousands)	$120,796		$131,477	$125,810	$120,380	$100,643	$86,819
Ratio of Expenses to Average Net Assets *(C)	0.18	%(D)	0.19%	0.20%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.18	%(D)	0.20%	0.22%	0.25%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.33	%(D)	3.60%	1.27%	2.15%	2.77%	2.07%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(D)	0.13%	0.14%	0.15%	0.15%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, three of which, the Dimensional 2010 Target Date Retirement Income Fund, the Dimensional 2015 Target Date Retirement Income Fund, and the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2022, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22
Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	1%
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—

13

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	5%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

14

fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the six months ended April 30, 2022, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2010 Target Date Retirement Income Fund	0.06%	—	$12	$127

15

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	$10	$128
Dimensional 2020 Target Date Retirement Income Fund	0.06%	$4	—	54

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	—
Dimensional 2020 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$17,213	$1,431	$2,201	$(100)	$(1,017)	$15,326	1,229	$347	$8
DFA One-Year Fixed Income
Portfolio	2,636	830	284	(4)	(49)	3,129	309	2	—
U.S. Core Equity 1 Portfolio	2,065	230	306	(1)	(231)	1,757	55	12	53
U.S. Large Company Portfolio	2,067	286	293	(6)	(300)	1,754	60	12	110
Large Cap International Portfolio	904	62	105	(4)	(101)	756	31	12	—
Emerging Markets Core Equity Portfolio	561	22	55	(2)	(51)	475	21	5	—
International Core Equity Portfolio	451	20	39	(2)	(52)	378	26	6	—

Total	$25,897	$2,881	$3,283	$(119)	$(1,801)	$23,575	1,731	$396	$171

16

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$31,541	$3,649	$3,437	$(173)	$(1,966)	$29,614	2,374	$653	$15
U.S. Core Equity 1 Portfolio	3,901	697	753	7	(447)	3,405	106	22	101
U.S. Large Company Portfolio	3,935	813	765	5	(584)	3,404	116	22	207
DFA LTIP Portfolio	2,730	967	1,051	(9)	(509)	2,128	220	47	58
Large Cap International Portfolio	1,708	249	273	(2)	(199)	1,483	61	23	—
Emerging Markets Core Equity Portfolio	1,068	127	172	(2)	(98)	923	41	10	—
International Core Equity Portfolio	855	108	117	(1)	(102)	743	52	11	—

Total	$45,738	$6,610	$6,568	$(175)	$(3,905)	$41,700	2,970	$788	$381

Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$77,501	$6,654	$4,357	$(135)	$(4,978)	$74,685	5,989	$1,574	$40
DFA LTIP Portfolio	21,070	3,548	2,915	(52)	(4,006)	17,645	1,826	358	460
U.S. Core Equity 1 Portfolio	11,188	1,787	1,793	10	(1,282)	9,910	309	62	290
U.S. Large Company Portfolio	11,286	2,132	1,843	1	(1,677)	9,899	336	62	596
Large Cap International Portfolio	4,889	723	706	—	(569)	4,337	178	65	—
Emerging Markets Core Equity Portfolio	3,042	422	471	(2)	(284)	2,707	119	29	—
International Core Equity Portfolio	2,440	352	334	(1)	(291)	2,166	151	33	—

Total	$131,416	$15,618	$12,419	$(179)	$(13,087)	$121,349	8,908	$2,183	$1,386

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

17

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2020	$216	$80	—	$296
2021	668	324	—	992
Dimensional 2015 Target Date Retirement Income Fund
2020	540	49	—	589
2021	1,657	896	—	2,553
Dimensional 2020 Target Date Retirement Income Fund
2020	1,532	630	—	2,162
2021	4,726	2,066	—	6,792

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(50)	—	$(50)
Dimensional 2015 Target Date Retirement Income Fund	(121)	$(104)	(225)
Dimensional 2020 Target Date Retirement Income Fund	(356)	(636)	(992)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	$58	$233	$3,945	$4,236
Dimensional 2015 Target Date Retirement Income Fund	—	1,035	9,359	10,394
Dimensional 2020 Target Date Retirement Income Fund	—	4,210	27,527	31,737

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

18

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$21,431	$2,340	$(50)	$2,290
Dimensional 2015 Target Date Retirement Income Fund	36,246	5,864	—	5,864
Dimensional 2020 Target Date Retirement Income Fund	106,970	15,347	—	15,347

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Dimensional 2010 Target Date Retirement Income Fund	1.06%	$153	12	—	$240	—

19

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Dimensional 2015 Target Date Retirement Income Fund	0.94%	$253	14	—	$476	—
Dimensional 2020 Target Date Retirement Income Fund	0.89%	444	31	—	977	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

20

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

J. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

K. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	6	81%
Dimensional 2015 Target Date Retirement Income Fund	9	87%
Dimensional 2020 Target Date Retirement Income Fund	6	80%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2.David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3.George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4.Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5.Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6.Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7.Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8.Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9.Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each

Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

24

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

25

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

26

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

27

DFA043022-054S
00274971

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Large Cap Equity Portfolio	Series of Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA Global Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

World ex U.S. Targeted Value Portfolio	Series of Registrant

World ex U.S. Core Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

U.S. High Relative Profitability Portfolio	Series of the Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

International High Relative Profitability Portfolio	Series of the Registrant

Emerging Markets Targeted Value Portfolio	Series of the Registrant

Emerging Markets ex China Core Equity Portfolio	Series of the Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

U.S. Social Core Equity 2 Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

U.S. Sustainability Targeted Value Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

International Social Core Equity Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Large Cap Growth Portfolio	Series of Registrant

U.S. Small Cap Growth Portfolio	Series of Registrant

International Large Cap Growth Portfolio	Series of Registrant

International Small Cap Growth Portfolio	Series of Registrant

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (9.0%)
	Activision Blizzard, Inc.	33,967	$2,567,905
*	Alphabet, Inc., Class A	13,686	31,234,052
*	Alphabet, Inc., Class C	13,266	30,502,912
	AT&T, Inc.	336,324	6,343,071
	Cable One, Inc.	641	747,534
*	Charter Communications, Inc., Class A	7,893	3,382,072
	Comcast Corp., Class A	212,251	8,439,100
#*	DISH Network Corp., Class A	30,038	856,383
	Electronic Arts, Inc.	17,244	2,035,654
*	Facebook, Inc., Class A	148,464	29,762,578
	Fox Corp., Class A	29,825	1,068,928
	Fox Corp., Class B	22,186	737,463
	Interpublic Group of Cos., Inc.	51,677	1,685,704
*	Liberty Broadband Corp., Class A	2,108	226,947
*	Liberty Broadband Corp., Class C	11,155	1,247,352
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	109,959
*	Liberty Media Corp.-Liberty Formula One, Class C	20,631	1,285,930
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	353,171
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	738,596
*	Live Nation Entertainment, Inc.	8,634	905,534
#	Lumen Technologies, Inc.	142,471	1,433,258
*	Match Group, Inc.	10,585	837,803
*	Netflix, Inc.	18,830	3,584,479
	News Corp., Class A	30,333	602,413
	News Corp., Class B	17,470	347,828
	Omnicom Group, Inc.	28,224	2,148,693
#	Paramount Global, Class A	868	27,385
#	Paramount Global, Class B	44,917	1,307,983
*	Pinterest, Inc., Class A	13,691	280,939
#*	ROBLOX Corp., Class A	4,914	150,614
*	Roku, Inc.	3,149	292,542
#	Sirius XM Holdings, Inc.	57,726	346,356
#*	Snap, Inc., Class A	24,862	707,573
*	Spotify Technology SA	6,264	636,736
#*	Take-Two Interactive Software, Inc.	7,849	938,034
*	T-Mobile U.S., Inc.	29,414	3,622,040
*	Twitter, Inc.	37,663	1,846,240
	Verizon Communications, Inc.	278,414	12,890,568
*	Walt Disney Co.	67,564	7,542,169
*	Warner Bros Discovery, Inc.	128,399	2,330,442
	Warner Music Group Corp., Class A	2,458	73,175
*	Zynga, Inc., Class A	75,453	623,996

TOTAL COMMUNICATION SERVICES			166,802,111

CONSUMER DISCRETIONARY — (10.4%)
	Advance Auto Parts, Inc.	6,995	1,396,412
*	Amazon.com, Inc.	17,002	42,260,681
*	Aptiv PLC	18,286	1,945,630
	Aramark	17,018	616,902
*	AutoZone, Inc.	921	1,800,988
	Bath & Body Works, Inc.	10,378	548,892
	Best Buy Co., Inc.	23,987	2,157,151
*	Booking Holdings, Inc.	1,288	2,846,879

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	BorgWarner, Inc.	24,939	$918,503
*	Bright Horizons Family Solutions, Inc.	4,272	488,033
*	Burlington Stores, Inc.	2,063	419,944
*	Caesars Entertainment, Inc.	15,188	1,006,661
#*	CarMax, Inc.	18,158	1,557,593
#*	Carnival Corp.	66,617	1,152,474
#*	Carvana Co.	1,784	103,401
#*	Chewy, Inc., Class A	2,699	78,433
*	Chipotle Mexican Grill, Inc.	1,180	1,717,620
	Churchill Downs, Inc.	1,536	311,716
	Darden Restaurants, Inc.	9,900	1,304,127
#	Dick’s Sporting Goods, Inc.	10,752	1,036,708
	Dollar General Corp.	13,437	3,191,691
*	Dollar Tree, Inc.	27,935	4,538,041
	Domino’s Pizza, Inc.	1,361	460,018
	DR Horton, Inc.	36,935	2,570,307
	eBay, Inc.	43,364	2,251,459
*	Etsy, Inc.	4,630	431,470
*	Expedia Group, Inc.	3,602	629,449
*	Five Below, Inc.	4,674	734,285
*	Floor & Decor Holdings, Inc., Class A	8,043	641,188
	Ford Motor Co.	145,104	2,054,673
	Garmin Ltd.	17,906	1,965,004
*	General Motors Co.	60,444	2,291,432
	Genuine Parts Co.	15,878	2,064,934
	Hasbro, Inc.	13,563	1,194,358
*	Hilton Worldwide Holdings, Inc.	10,544	1,637,378
	Home Depot, Inc.	38,363	11,524,245
*	Hyatt Hotels Corp., Class A	2,873	272,820
*	Las Vegas Sands Corp.	15,909	563,656
	Lear Corp.	6,405	819,456
	Lennar Corp., Class A	24,214	1,852,129
	Lennar Corp., Class B	1,823	118,860
#	Levi Strauss & Co., Class A	5,125	92,814
	Lithia Motors, Inc.	3,716	1,052,111
	LKQ Corp.	29,978	1,487,808
	Lowe’s Cos., Inc.	24,561	4,856,447
*	Lululemon Athletica, Inc.	5,064	1,795,846
	Macy’s, Inc.	1,690	40,847
*	Marriott International, Inc., Class A	13,157	2,335,631
	McDonald’s Corp.	27,606	6,878,311
	MGM Resorts International	18,488	758,747
*	Mohawk Industries, Inc.	6,810	960,619
	Newell Brands, Inc.	43,782	1,013,553
	NIKE, Inc., Class B	52,629	6,562,836
#*	Norwegian Cruise Line Holdings Ltd.	15,758	315,633
*	NVR, Inc.	362	1,584,188
*	O’Reilly Automotive, Inc.	2,519	1,527,899
	Pool Corp.	2,189	887,027
	PulteGroup, Inc.	31,872	1,330,975
	Ralph Lauren Corp.	3,600	375,624
*	RH	1,676	563,337
	Ross Stores, Inc.	30,772	3,070,122
#*	Royal Caribbean Cruises Ltd.	19,439	1,510,993
	Service Corp. International	31,732	2,081,936
	Starbucks Corp.	42,705	3,187,501
	Tapestry, Inc.	35,088	1,155,097
	Target Corp.	28,541	6,525,900
*	Tesla, Inc.	26,005	22,644,114

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	TJX Cos., Inc.	58,890	$3,608,779
	Tractor Supply Co.	8,316	1,675,258
*	Ulta Beauty, Inc.	3,507	1,391,578
	Vail Resorts, Inc.	2,802	712,156
	VF Corp.	21,451	1,115,452
*	Victoria’s Secret & Co.	5,283	248,935
#*	Wayfair, Inc., Class A	2,776	213,585
	Whirlpool Corp.	8,555	1,552,904
#	Williams-Sonoma, Inc.	9,462	1,234,602
#*	Wynn Resorts Ltd.	4,547	320,473
	Yum! Brands, Inc.	11,089	1,297,524

TOTAL CONSUMER DISCRETIONARY			193,442,763

CONSUMER STAPLES — (7.3%)
	Albertsons Cos., Inc., Class A	4,700	147,016
	Altria Group, Inc.	71,056	3,948,582
	Archer-Daniels-Midland Co.	29,091	2,605,390
*	BJ’s Wholesale Club Holdings, Inc.	8,706	560,231
	Brown-Forman Corp., Class A	3,116	194,501
	Brown-Forman Corp., Class B	17,810	1,201,106
	Bunge Ltd.	15,002	1,697,026
	Campbell Soup Co.	44,566	2,104,406
	Church & Dwight Co., Inc.	18,258	1,781,250
	Clorox Co.	6,475	928,968
	Coca-Cola Co.	197,203	12,741,286
	Colgate-Palmolive Co.	37,158	2,863,024
	Conagra Brands, Inc.	35,930	1,255,035
	Constellation Brands, Inc., Class A	6,081	1,496,473
	Costco Wholesale Corp.	22,343	11,880,220
*	Darling Ingredients, Inc.	18,063	1,325,644
	Estee Lauder Cos., Inc., Class A	9,330	2,463,680
	General Mills, Inc.	41,301	2,921,220
	Hershey Co.	8,730	1,970,972
	Hormel Foods Corp.	36,869	1,931,567
	J M Smucker Co.	8,290	1,135,150
	Kellogg Co.	29,750	2,037,875
	Keurig Dr Pepper, Inc.	23,660	884,884
	Kimberly-Clark Corp.	14,860	2,063,014
	Kraft Heinz Co.	24,761	1,055,561
	Kroger Co.	96,496	5,206,924
	Lamb Weston Holdings, Inc.	10,663	704,824
	McCormick & Co., Inc.	19,051	1,915,959
	McCormick & Co., Inc.	612	62,283
	Molson Coors Beverage Co., Class B	21,566	1,167,583
	Mondelez International, Inc., Class A	52,243	3,368,629
*	Monster Beverage Corp.	24,314	2,083,224
	PepsiCo, Inc.	68,759	11,806,608
	Philip Morris International, Inc.	57,547	5,754,700
	Procter & Gamble Co.	124,570	19,999,713
	Sysco Corp.	25,793	2,204,786
	Tyson Foods, Inc., Class A	27,766	2,586,681
*	U.S. Foods Holding Corp.	7,901	297,236
	Walgreens Boots Alliance, Inc.	33,725	1,429,940
	Walmart, Inc.	81,268	12,433,191

TOTAL CONSUMER STAPLES			134,216,362

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (5.1%)
*	Antero Resources Corp.	23,109	$813,437
	APA Corp.	12,986	531,517
	Baker Hughes Co.	57,316	1,777,942
	Cabot Oil & Gas Corp.	31,807	915,724
	Cheniere Energy, Inc.	9,593	1,302,825
#	Chesapeake Energy Corp.	9,807	804,370
	Chevron Corp.	80,890	12,673,036
	ConocoPhillips	65,099	6,218,257
	Continental Resources, Inc.	16,493	916,516
	Devon Energy Corp.	73,463	4,273,343
	Diamondback Energy, Inc.	11,317	1,428,545
*	DTE Midstream LLC	4,215	226,556
	EOG Resources, Inc.	30,808	3,597,142
	EQT Corp.	31,137	1,237,696
	Exxon Mobil Corp.	179,640	15,314,310
	Halliburton Co.	86,295	3,073,828
	Hess Corp.	34,057	3,510,255
	Kinder Morgan, Inc.	133,954	2,431,265
	Marathon Oil Corp.	62,489	1,557,226
	Marathon Petroleum Corp.	46,109	4,023,471
	New Fortress Energy, Inc.	5,281	204,797
	Occidental Petroleum Corp.	117,269	6,460,349
	ONEOK, Inc.	41,696	2,640,608
	Ovintiv, Inc.	22,197	1,136,265
	Phillips 66	28,728	2,492,441
	Pioneer Natural Resources Co.	8,585	1,995,755
	Schlumberger NV.	96,595	3,768,171
	Targa Resources Corp.	27,261	2,001,230
	Texas Pacific Land Corp.	437	597,204
	Valero Energy Corp.	30,268	3,374,277
	Williams Cos., Inc.	104,801	3,593,626

TOTAL ENERGY			94,891,984

FINANCIALS — (11.8%)
	Aflac, Inc.	34,043	1,949,983
*	Alleghany Corp.	1,279	1,069,884
	Allstate Corp.	24,125	3,052,778
	Ally Financial, Inc.	38,862	1,552,926
	American Express Co.	37,397	6,533,630
	American Financial Group, Inc.	10,631	1,472,181
	American International Group, Inc.	30,735	1,798,305
	Ameriprise Financial, Inc.	10,067	2,672,688
	Aon PLC, Class A	10,564	3,042,326
	Apollo Global Management, Inc.	30,109	1,498,224
*	Arch Capital Group Ltd.	29,358	1,340,780
	Ares Management Corp., Class A	7,408	490,558
	Arthur J Gallagher & Co.	15,526	2,615,976
	Assurant, Inc.	4,759	865,567
	Bank of America Corp.	266,774	9,518,496
	Bank of New York Mellon Corp.	29,041	1,221,464
*	Berkshire Hathaway, Inc., Class B	68,126	21,993,117
	BlackRock, Inc.	6,888	4,302,796
	Blackstone, Inc.	25,683	2,608,622
	Brown & Brown, Inc.	27,425	1,699,802
	Capital One Financial Corp.	21,801	2,716,841
	Cboe Global Markets, Inc.	11,663	1,317,686
	Charles Schwab Corp.	54,310	3,602,382
	Chubb Ltd.	15,945	3,291,845
	Cincinnati Financial Corp.	11,930	1,463,334
	Citigroup, Inc.	74,313	3,582,630

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Group, Inc.	33,028	$1,301,303
	CME Group, Inc.	13,755	3,017,022
	CNA Financial Corp.	6,080	288,435
#*	Coinbase Global, Inc., Class A	5,896	664,538
	Comerica, Inc.	13,659	1,118,672
#	Commerce Bancshares, Inc.	12,840	877,871
	Cullen/Frost Bankers, Inc.	1,341	177,401
	Discover Financial Services	32,014	3,600,294
	East West Bancorp, Inc.	14,008	998,770
	Equitable Holdings, Inc.	47,296	1,363,544
	Erie Indemnity Co., Class A	4,776	765,497
	Everest Re Group Ltd.	3,886	1,067,523
	FactSet Research Systems, Inc.	2,052	827,961
	Fidelity National Financial, Inc.	31,917	1,270,935
	Fifth Third Bancorp	51,215	1,922,099
	First Horizon Corp.	52,153	1,167,184
	First Republic Bank	13,256	1,978,060
	Franklin Resources, Inc.	33,869	832,839
	Globe Life, Inc.	10,654	1,044,944
	Goldman Sachs Group, Inc.	13,788	4,212,096
	Hartford Financial Services Group, Inc.	30,658	2,143,914
	Huntington Bancshares, Inc.	90,043	1,184,065
	Interactive Brokers Group, Inc., Class A	3,749	223,290
	Intercontinental Exchange, Inc.	20,856	2,415,333
	Invesco Ltd.	35,261	648,097
	JPMorgan Chase & Co.	137,573	16,420,713
	KeyCorp	75,257	1,453,213
	KKR & Co., Inc.	24,510	1,249,275
	Lincoln National Corp.	18,047	1,085,527
	Loews Corp.	19,107	1,200,684
	LPL Financial Holdings, Inc.	7,629	1,433,260
	M&T Bank Corp.	9,905	1,650,569
*	Markel Corp.	1,056	1,429,064
	MarketAxess Holdings, Inc.	1,856	489,260
	Marsh & McLennan Cos., Inc.	23,598	3,815,797
	MetLife, Inc.	25,776	1,692,968
	Moody’s Corp.	8,320	2,633,114
	Morgan Stanley	61,750	4,976,433
	Morningstar, Inc.	4,414	1,117,757
	MSCI, Inc.,Class A	3,083	1,298,714
	Nasdaq, Inc.	15,199	2,391,867
	Northern Trust Corp.	15,729	1,620,873
	PNC Financial Services Group, Inc.	15,384	2,555,282
	Principal Financial Group, Inc.	19,624	1,337,179
	Progressive Corp.	27,645	2,967,967
	Prudential Financial, Inc.	13,835	1,501,236
	Raymond James Financial, Inc.	19,609	1,911,093
	Regions Financial Corp.	74,541	1,544,490
	Rocket Cos., Inc., Class A	9,767	86,438
	S&P Global, Inc.	16,591	6,246,511
	SEI Investments Co.	18,771	1,045,920
	Signature Bank	3,804	921,519
	State Street Corp.	26,967	1,805,980
*	SVB Financial Group	5,512	2,687,872
	Synchrony Financial	60,987	2,244,931
	T Rowe Price Group, Inc.	18,082	2,224,809
	Tradeweb Markets, Inc., Class A	6,784	482,953
	Travelers Cos., Inc.	21,889	3,744,332
	Truist Financial Corp.	50,076	2,421,175

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	U.S. Bancorp	54,769	$2,659,583
	Wells Fargo & Co.	146,284	6,382,371
	Western Alliance Bancorp	10,384	790,326
	Willis Towers Watson PLC	8,655	1,859,613
	WR Berkley Corp.	22,549	1,499,283
	Zions Bancorp NA	13,990	790,575

TOTAL FINANCIALS			218,057,034

HEALTH CARE — (13.9%)
	Abbott Laboratories	73,648	8,359,048
	AbbVie, Inc.	88,948	13,064,682
*	ABIOMED, Inc.	2,246	643,659
	Agilent Technologies, Inc.	13,660	1,629,228
*	Align Technology, Inc.	3,277	950,035
*	Alnylam Pharmaceuticals, Inc.	2,986	398,422
	AmerisourceBergen Corp.	11,102	1,679,622
	Amgen, Inc.	27,504	6,413,658
	Anthem, Inc.	11,431	5,737,562
*	Avantor, Inc.	34,936	1,113,760
	Baxter International, Inc.	33,155	2,355,994
	Becton Dickinson & Co.	10,666	2,636,529
*	Biogen, Inc.	11,131	2,309,015
*	BioMarin Pharmaceutical, Inc.	11,388	926,414
*	Bio-Rad Laboratories, Inc., Class A	1,921	983,667
	Bio-Techne Corp.	1,925	730,903
*	Boston Scientific Corp.	51,954	2,187,783
	Bristol-Myers Squibb Co.	143,248	10,782,277
	Bruker Corp.	12,897	741,449
	Cardinal Health, Inc.	17,100	992,655
*	Catalent, Inc.	15,212	1,377,599
*	Centene Corp.	22,717	1,829,854
	Cerner Corp.	28,301	2,650,106
*	Charles River Laboratories International, Inc.	3,248	784,424
	Cigna Corp.	12,268	3,027,497
	Cooper Cos., Inc.	3,819	1,378,812
	CVS Health Corp.	62,172	5,976,594
	Danaher Corp.	25,874	6,497,738
*	DaVita, Inc.	12,681	1,374,240
	DENTSPLY SIRONA, Inc.	16,929	676,991
*	DexCom, Inc.	2,386	974,872
*	Edwards Lifesciences Corp.	19,376	2,049,593
*	Elanco Animal Health, Inc.	35,778	905,541
	Eli Lilly & Co.	40,436	11,812,569
#*	Embecta Corp.	2,188	66,581
#*	Exact Sciences Corp.	11,085	610,229
	Gilead Sciences, Inc.	75,102	4,456,553
	HCA Healthcare, Inc.	8,970	1,924,513
*	Henry Schein, Inc.	15,266	1,238,073
*	Hologic, Inc.	27,263	1,962,663
*	Horizon Therapeutics PLC	16,733	1,649,204
	Humana, Inc.	5,082	2,259,254
*	IDEXX Laboratories, Inc.	4,263	1,835,136
*	Illumina, Inc.	3,774	1,119,557
*	Incyte Corp.	15,787	1,183,393
#*	Insulet Corp.	2,033	485,867
*	Intuitive Surgical, Inc.	11,020	2,637,086
*	IQVIA Holdings, Inc.	8,929	1,946,433
*	Jazz Pharmaceuticals PLC	7,205	1,154,385
	Johnson & Johnson	130,002	23,460,161

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Laboratory Corp. of America Holdings	10,214	$2,454,220
	McKesson Corp.	6,418	1,987,077
	Medtronic PLC.	49,307	5,145,678
	Merck & Co., Inc.	125,339	11,116,316
*	Mettler-Toledo International, Inc.	1,123	1,434,666
*	Moderna, Inc.	17,724	2,382,283
*	Molina Healthcare, Inc.	5,007	1,569,444
*	Neurocrine Biosciences, Inc.	1,600	144,048
	Organon & Co.	14,469	467,783
*	Penumbra, Inc.	1,878	324,068
	PerkinElmer, Inc.	6,423	941,676
	Pfizer, Inc.	275,375	13,512,651
	Quest Diagnostics, Inc.	14,739	1,972,668
*	Regeneron Pharmaceuticals, Inc.	6,258	4,124,710
*	Repligen Corp.	4,537	713,398
	ResMed, Inc.	7,544	1,508,574
	Royalty Pharma PLC, Class A	19,043	810,851
*	Seagen, Inc.	6,515	853,530
	STERIS PLC	7,641	1,711,966
	Stryker Corp.	13,171	3,177,635
*	Syneos Health, Inc.	7,700	562,793
#*	Teladoc Health, Inc.	7,900	266,704
	Teleflex, Inc.	3,423	977,677
*	Tenet Healthcare Corp.	13,747	996,795
	Thermo Fisher Scientific, Inc.	17,471	9,660,065
*	United Therapeutics Corp.	3,200	568,192
	UnitedHealth Group, Inc.	40,972	20,836,311
	Universal Health Services, Inc., Class B	8,326	1,020,185
*	Veeva Systems, Inc., Class A	4,424	804,947
*	Vertex Pharmaceuticals, Inc.	11,724	3,203,231
	Viatris, Inc.	89,536	924,907
*	Waters Corp.	3,071	930,574
	West Pharmaceutical Services, Inc.	3,462	1,090,738
	Zimmer Biomet Holdings, Inc.	16,096	1,943,592
*	Zimvie, Inc.	1,609	36,202
	Zoetis, Inc.	22,720	4,027,120

TOTAL HEALTH CARE.			258,145,155

INDUSTRIALS — (10.4%)
	3M Co.	35,336	5,096,158
	AECOM	10,806	762,471
	AGCO Corp.	9,734	1,240,112
	Allegion PLC	8,851	1,011,138
	AMERCO	2,400	1,285,152
#*	American Airlines Group, Inc.	32,709	613,948
	AMETEK, Inc.	21,370	2,698,176
	AO Smith Corp.	15,040	878,787
*	Avis Budget Group, Inc.	1,869	500,275
*	Axon Enterprise, Inc.	4,378	491,212
*	Boeing Co.	21,121	3,143,650
	Booz Allen Hamilton Holding Corp., Class A	16,632	1,357,670
*	Builders FirstSource, Inc.	19,933	1,227,275
	Carlisle Cos., Inc.	6,937	1,799,180
	Carrier Global Corp.	56,789	2,173,315
	Caterpillar, Inc.	29,096	6,125,872
	CH Robinson Worldwide, Inc.	12,127	1,287,281
	Cintas Corp.	4,305	1,710,204
#*	Clarivate PLC	18,925	296,744
*	Copart, Inc.	14,879	1,690,998

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CoStar Group, Inc.	21,040	$1,338,565
	CSX Corp.	142,039	4,877,619
	Cummins, Inc.	16,044	3,035,364
	Deere & Co.	16,908	6,383,615
*	Delta Air Lines, Inc.	50,757	2,184,074
	Dover Corp.	11,606	1,547,080
	Eaton Corp. PLC.	18,773	2,722,460
	Emerson Electric Co.	33,757	3,044,206
	Equifax, Inc.	8,946	1,820,690
	Expeditors International of Washington, Inc.	14,061	1,393,023
	Fastenal Co.	46,448	2,569,039
	FedEx Corp.	14,118	2,805,811
	Fortive Corp.	26,250	1,509,375
	Fortune Brands Home & Security, Inc.	15,426	1,099,103
*	Generac Holdings, Inc.	3,793	832,108
	General Dynamics Corp.	11,178	2,643,932
	General Electric Co.	40,494	3,018,828
	Graco, Inc.	19,150	1,187,683
	HEICO Corp.	3,099	437,672
	HEICO Corp., Class A	4,305	502,135
	Honeywell International, Inc.	32,553	6,299,331
	Howmet Aerospace, Inc.	38,288	1,306,387
	Hubbell, Inc.	6,881	1,344,272
	Huntington Ingalls Industries, Inc.	1,850	393,569
	IDEX Corp.	5,108	969,601
	Illinois Tool Works, Inc.	15,609	3,076,690
	Ingersoll Rand, Inc.	30,695	1,349,352
	Jacobs Engineering Group, Inc.	10,097	1,398,939
	JB Hunt Transport Services, Inc.	9,109	1,556,273
	Johnson Controls International PLC	26,072	1,560,931
	Knight-Swift Transportation Holdings, Inc.	20,768	994,580
	L3Harris Technologies, Inc.	7,096	1,648,117
	Leidos Holdings, Inc.	16,512	1,709,157
	Lennox International, Inc.	2,835	604,394
	Lockheed Martin Corp.	13,376	5,780,037
*	Lyft, Inc., Class A	13,750	448,250
	Masco Corp.	10,053	529,693
*	Middleby Corp.	4,596	707,278
	Nordson Corp.	4,532	977,507
	Norfolk Southern Corp.	12,468	3,215,248
	Northrop Grumman Corp.	8,546	3,755,112
	Old Dominion Freight Line, Inc.	10,204	2,858,345
	Otis Worldwide Corp.	16,069	1,170,466
	Owens Corning	12,012	1,092,251
	PACCAR, Inc.	32,587	2,706,350
	Parker-Hannifin Corp.	12,944	3,505,494
	Pentair PLC	21,752	1,103,914
#*	Plug Power, Inc.	41,378	869,766
	Quanta Services, Inc.	13,631	1,580,923
	Raytheon Technologies Corp.	55,406	5,258,583
	Regal Rexnord Corp.	4,731	601,972
	Republic Services, Inc.	18,802	2,524,545
	Robert Half International, Inc.	12,228	1,202,135
	Rockwell Automation, Inc.	6,095	1,540,024
	Rollins, Inc.	20,878	700,248
	Roper Technologies, Inc.	4,081	1,917,744
*	Sensata Technologies Holding PLC	13,780	625,750
	Snap-on, Inc.	6,748	1,433,883
*	Southwest Airlines Co.	43,542	2,034,282

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	14,992	$1,801,289
	Tetra Tech, Inc.	954	132,873
	Textron, Inc.	16,164	1,119,357
	Toro Co.	11,811	946,415
	Trane Technologies PLC	15,446	2,160,741
*	TransDigm Group, Inc.	2,146	1,276,462
	TransUnion	14,804	1,295,646
*	Uber Technologies, Inc.	29,580	931,178
	Union Pacific Corp.	39,963	9,362,931
*	United Airlines Holdings, Inc.	25,091	1,267,096
	United Parcel Service, Inc., Class B	36,686	6,602,746
*	United Rentals, Inc.	10,801	3,418,733
	Verisk Analytics, Inc.,Class A	8,757	1,786,866
	Waste Management, Inc.	23,933	3,935,543
	Watsco, Inc.	3,162	843,558
	Westinghouse Air Brake Technologies Corp.	14,655	1,317,631
	WW Grainger, Inc.	3,240	1,620,097
	Xylem, Inc.	11,956	962,458

TOTAL INDUSTRIALS			193,475,013

INFORMATION TECHNOLOGY — (24.8%)
	Accenture PLC, Class A	37,811	11,356,912
*	Adobe, Inc.	17,791	7,044,346
*	Advanced Micro Devices, Inc.	71,506	6,115,193
*	Akamai Technologies, Inc.	15,711	1,764,031
	Amdocs Ltd.	16,285	1,297,752
	Amphenol Corp., Class A	27,951	1,998,497
	Analog Devices, Inc.	19,446	3,002,073
*	ANSYS, Inc.	4,455	1,228,199
	Apple, Inc.	603,478	95,138,149
	Applied Materials, Inc.	49,157	5,424,475
*	Arista Networks, Inc.	20,492	2,368,260
*	Aspen Technology, Inc.	7,818	1,239,466
*	Atlassian Corp. PLC, Class A	4,930	1,108,412
*	Autodesk, Inc.	9,645	1,825,606
	Automatic Data Processing, Inc.	20,740	4,525,053
*	Avalara, Inc.	3,389	257,801
#*	Bill.Com Holdings, Inc.	3,754	640,845
*	Black Knight, Inc.	11,932	785,006
*	Block, Inc., Class A	9,451	940,753
	Broadcom, Inc.	22,385	12,410,020
	Broadridge Financial Solutions, Inc.	10,454	1,506,735
*	Cadence Design Systems, Inc.	10,828	1,633,404
	CDW Corp.	6,749	1,101,302
*	Ceridian HCM Holding, Inc.	9,635	540,813
*	Ciena Corp.	21,657	1,194,817
	Cisco Systems, Inc.	224,036	10,973,283
	Citrix Systems, Inc.	5,477	548,248
*	Cloudflare, Inc., Class A	3,637	313,291
	Cognex Corp.	13,475	911,314
	Cognizant Technology Solutions Corp., Class A	31,364	2,537,348
	Concentrix Corp.	4,700	740,156
	Corning, Inc.	69,592	2,448,942
*	Coupa Software, Inc.	2,606	224,898
#*	Crowdstrike Holdings, Inc., Class A	4,868	967,564
*	Datadog, Inc., Class A	4,230	510,899
	Dell Technologies, Inc., Class C	20,982	986,364
*	DocuSign, Inc.	4,816	390,096
	Dolby Laboratories, Inc., Class A	6,404	496,118

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Dropbox, Inc., Class A	15,411	$335,189
*	DXC Technology Co.	18,560	532,672
*	Dynatrace, Inc.	11,656	447,124
*	Elastic NV	4,215	320,930
*	Enphase Energy, Inc.	4,650	750,510
	Entegris, Inc.	10,498	1,169,372
*	EPAM Systems, Inc.	2,400	635,976
*	F5, Inc.	6,857	1,147,930
*	Fair Isaac Corp.	1,201	448,586
	Fidelity National Information Services, Inc.	23,228	2,303,056
*	First Solar, Inc.	7,786	568,612
*	Fiserv, Inc.	21,476	2,102,930
*	Five9, Inc.	3,172	349,237
*	FleetCor Technologies, Inc.	6,766	1,688,252
*	Flex Ltd.	52,100	859,129
*	Fortinet, Inc.	6,393	1,847,641
*	Gartner, Inc.	4,090	1,188,350
	Genpact Ltd.	28,087	1,131,063
	Global Payments, Inc.	15,412	2,111,136
*	Globant SA	2,791	602,828
*	GoDaddy, Inc., Class A	8,467	684,218
*	Guidewire Software, Inc.	6,023	523,640
	Hewlett Packard Enterprise Co.	101,266	1,560,509
	HP, Inc.	47,001	1,721,647
*	HubSpot, Inc.	1,208	458,351
	Intel Corp.	188,983	8,237,769
	International Business Machines Corp.	55,506	7,338,448
	Intuit, Inc.	8,945	3,745,719
	Jabil, Inc.	15,430	890,774
	Jack Henry & Associates, Inc.	6,830	1,294,831
	Juniper Networks, Inc.	28,091	885,428
*	Keysight Technologies, Inc.	13,834	1,940,495
	KLA Corp.	7,442	2,375,933
*	Kyndryl Holdings, Inc.	12,628	150,147
	Lam Research Corp.	7,002	3,261,252
*	Manhattan Associates, Inc.	4,540	592,697
	Marvell Technology, Inc.	34,957	2,030,303
	Mastercard, Inc., Class A	43,849	15,933,850
	Microchip Technology, Inc.	31,068	2,025,634
	Micron Technology, Inc.	52,757	3,597,500
	Microsoft Corp.	309,356	85,852,477
#*	MongoDB, Inc.	1,556	552,271
	Monolithic Power Systems, Inc.	2,167	849,984
	Motorola Solutions, Inc.	6,415	1,370,821
	NetApp, Inc.	11,183	819,155
	NortonLifeLock, Inc.	22,329	559,118
	NVIDIA Corp.	97,236	18,034,361
	NXP Semiconductors NV	10,711	1,830,510
*	Okta, Inc.	8,397	1,001,846
*	ON Semiconductor Corp.	49,103	2,558,757
	Oracle Corp.	62,536	4,590,142
#*	Palantir Technologies, Inc., Class A	58,655	610,012
#*	Palo Alto Networks, Inc.	2,466	1,384,116
	Paychex, Inc.	15,260	1,933,900
*	Paycom Software, Inc.	2,244	631,619
*	Paylocity Holding Corp.	3,400	644,742
*	PayPal Holdings, Inc.	37,226	3,273,282
*	PTC, Inc.	7,206	822,997
*	Pure Storage, Inc., Class A	2,000	58,600

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Qorvo, Inc.	10,024	$1,140,531
	QUALCOMM, Inc.	55,647	7,773,329
*	Qualtrics International, Inc., Class A	3,920	72,677
*	RingCentral, Inc., Class A	2,159	183,191
*	Salesforce, Inc.	32,878	5,784,555
	Seagate Technology Holdings PLC.	10,808	886,688
*	ServiceNow, Inc.	4,911	2,347,949
	Skyworks Solutions, Inc.	14,017	1,588,126
*	Snowflake, Inc., Class A	3,256	558,209
*	SolarEdge Technologies, Inc.	1,688	422,692
*	Splunk, Inc.	3,957	482,833
	SS&C Technologies Holdings, Inc.	24,089	1,557,595
*	Synopsys, Inc.	4,733	1,357,377
	TD SYNNEX Corp.	4,324	432,789
	TE Connectivity Ltd.	15,775	1,968,405
*	Teledyne Technologies, Inc.	3,595	1,551,422
	Teradyne, Inc.	14,262	1,504,071
	Texas Instruments, Inc.	45,602	7,763,741
*	Trade Desk, Inc., Class A	10,796	636,100
*	Trimble, Inc.	19,461	1,298,049
*	Twilio, Inc., Class A	6,726	752,101
*	Tyler Technologies, Inc.	2,067	815,866
#*	Unity Software, Inc.	859	57,046
*	VeriSign, Inc.	4,386	783,734
#	Visa, Inc., Class A	72,469	15,445,318
	VMware, Inc., Class A	7,951	859,026
*	Western Digital Corp.	28,745	1,525,497
#*	Wolfspeed, Inc.	8,681	796,135
*	Workday, Inc., Class A	4,820	996,294
*	Zebra Technologies Corp., Class A	3,413	1,261,650
*	Zendesk, Inc.	3,012	367,584
*	Zoom Video Communications, Inc., Class A	5,563	553,908
*	Zscaler, Inc.	2,717	550,845

TOTAL INFORMATION TECHNOLOGY			459,740,152

MATERIALS — (4.3%)
	Air Products & Chemicals, Inc.	10,539	2,466,864
	Albemarle Corp.	9,544	1,840,370
	Alcoa Corp.	20,525	1,391,595
	Amcor PLC	167,728	1,989,254
	AptarGroup, Inc.	9,206	1,057,125
	Avery Dennison Corp.	7,942	1,434,325
	Ball Corp.	23,950	1,943,782
*	Berry Global Group, Inc.	13,257	747,032
	Celanese Corp.	12,318	1,810,007
	CF Industries Holdings, Inc.	16,618	1,609,121
*	Cleveland-Cliffs, Inc.	70,977	1,809,204
	Corteva, Inc.	54,699	3,155,585
	Crown Holdings, Inc.	14,176	1,559,927
	Dow, Inc.	47,894	3,184,951
	DuPont de Nemours, Inc.	22,897	1,509,599
	Eastman Chemical Co.	10,573	1,085,530
	Ecolab, Inc.	10,122	1,714,059
	FMC Corp.	11,801	1,564,105
	Freeport-McMoRan, Inc.	86,281	3,498,695
	International Flavors & Fragrances, Inc.	18,621	2,258,727
	International Paper Co.	35,780	1,655,898
	Linde PLC	18,643	5,815,870
	LyondellBasell Industries NV, Class A	47,708	5,058,479

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	5,371	$1,902,516
	Mosaic Co.	28,274	1,764,863
#*	MP Materials Corp.	2,807	106,778
	Newmont Corp.	37,557	2,736,027
	Nucor Corp.	28,534	4,416,493
	Olin Corp.	1,200	68,880
	Packaging Corp. of America	12,009	1,935,491
	PPG Industries, Inc.	16,396	2,098,524
	Reliance Steel & Aluminum Co.	8,877	1,759,865
	Royal Gold, Inc.	1,460	190,501
	RPM International, Inc.	14,735	1,221,531
	Sealed Air Corp.	6,397	410,751
	Sherwin-Williams Co.	12,222	3,360,561
	Southern Copper Corp.	8,004	498,409
	Steel Dynamics, Inc.	26,812	2,299,129
*	Sylvamo Corp.	2,480	110,732
	U.S. Steel Corp.	7,777	237,121
	Vulcan Materials Co.	9,940	1,712,563
	Westlake Corp.	6,774	857,250
	WestRock Co.	23,722	1,174,951

TOTAL MATERIALS			79,023,040

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	31,661	2,629,129
*	Jones Lang LaSalle, Inc.	3,869	846,266
*	Zillow Group, Inc., Class A	4,544	175,626
#*	Zillow Group, Inc., Class C	9,662	384,741

TOTAL REAL ESTATE			4,035,762

UTILITIES — (2.3%)
	AES Corp.	25,221	515,013
	Alliant Energy Corp.	10,392	611,154
	Ameren Corp.	10,230	950,367
	American Electric Power Co., Inc.	19,408	1,923,527
	American Water Works Co., Inc.	6,788	1,045,895
#	Atmos Energy Corp.	5,126	581,288
#	Avangrid, Inc.	5,483	243,171
	CenterPoint Energy, Inc.	27,274	834,857
	CMS Energy Corp.	12,185	836,988
	Consolidated Edison, Inc.	14,385	1,334,065
	Constellation Energy Corp.	12,896	763,572
	Dominion Energy, Inc.	31,007	2,531,411
	DTE Energy Co.	7,431	973,758
	Duke Energy Corp.	28,583	3,148,703
	Edison International	14,205	977,162
	Entergy Corp.	8,412	999,766
	Essential Utilities, Inc.	11,803	528,302
	Evergy, Inc.	9,533	646,814
	Eversource Energy	13,023	1,138,210
	Exelon Corp.	38,689	1,809,871
	FirstEnergy Corp.	22,399	970,101
	NextEra Energy, Inc.	73,366	5,210,453
	NiSource, Inc.	20,159	587,030
	NRG Energy, Inc.	41,425	1,487,158
#*	PG&E Corp.	45,405	574,373
	Pinnacle West Capital Corp.	3,521	250,695
	PPL Corp.	28,399	803,976
	Public Service Enterprise Group, Inc.	18,907	1,317,062

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Sempra Energy	11,302	$1,823,691
Southern Co.	39,627	2,908,226
UGI Corp.	13,112	449,742
Vistra Corp.	47,971	1,200,234
WEC Energy Group, Inc.	11,711	1,171,686
Xcel Energy, Inc.	20,820	1,525,273

TOTAL UTILITIES		42,673,594

TOTAL COMMON STOCKS Cost ($ 993,253,657)		1,844,502,970

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	4,691,700	4,691,700

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	472,500	5,465,413

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,003,410,905)		$1,854,660,083

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,802,111	—	—	$166,802,111
Consumer Discretionary	193,442,763	—	—	193,442,763
Consumer Staples	134,216,362	—	—	134,216,362
Energy	94,891,984	—	—	94,891,984
Financials	218,057,034	—	—	218,057,034
Health Care	258,145,155	—	—	258,145,155
Industrials	193,475,013	—	—	193,475,013
Information Technology	459,740,152	—	—	459,740,152
Materials	79,023,040	—	—	79,023,040
Real Estate	4,035,762	—	—	4,035,762
Utilities	42,673,594	—	—	42,673,594
Temporary Cash Investments	4,691,700	—	—	4,691,700
Securities Lending Collateral	—	$5,465,413	—	5,465,413

TOTAL	$1,849,194,670	$5,465,413	—	$1,854,660,083

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.6%)
#*	AMC Networks, Inc., Class A	278,631	$9,091,730
	ATN International, Inc.	172,203	6,802,018
#*	Audacy, Inc.	903,861	2,295,807
*	Ballantyne Strong, Inc.	161,775	493,414
*	Beasley Broadcast Group, Inc., Class A	19,773	33,416
#*	Boston Omaha Corp., Class A	55,206	1,150,493
#*	Cars.com, Inc.	584,309	6,497,516
*	comScore, Inc.	347,329	701,605
#*	Consolidated Communications Holdings, Inc.	874,073	5,200,734
*	Contra Costa Communications.	17,714	0
*	Cumulus Media, Inc., Class A	68,207	939,210
*	Daily Journal Corp.	1,071	275,408
#	DallasNews Corp.	44,890	296,274
*	DHI Group, Inc.	328,245	1,825,042
*	EchoStar Corp., Class A	328,559	7,671,853
#*	Emerald Holding, Inc.	5,513	14,830
#	Entravision Communications Corp., Class A	669,030	3,458,885
*	EW Scripps Co., Class A	648,709	10,677,750
#*	Fluent, Inc.	93,105	124,761
*	Gaia, Inc.	14,481	71,536
#*	Gannett Co., Inc.	542,293	2,174,595
#	Gray Television, Inc.	816,217	15,116,339
*	Hemisphere Media Group, Inc.	112,531	437,746
*	IMAX Corp.	16,570	262,137
#	John Wiley & Sons, Inc., Class A	288,528	14,683,190
	John Wiley & Sons, Inc., Class B	455	23,346
*	Lee Enterprises, Inc.	4,372	105,365
*	Liberty Latin America Ltd., Class A	331,013	3,058,560
*	Liberty Latin America Ltd., Class C	1,191,328	11,007,871
*	Liberty Media Corp.-Liberty Formula One, Class A	54,753	3,143,917
#*	Liberty Media Corp.-Liberty Formula One, Class C	274,865	17,132,335
#*	Lions Gate Entertainment Corp., Class A	624,501	8,424,518
*	Lions Gate Entertainment Corp., Class B	934,156	11,742,341
*	Loyalty Ventures, Inc.	12,222	156,319
#	Lumen Technologies, Inc.	1,424,681	14,332,291
#*	Madison Square Garden Entertainment Corp.	67,441	4,940,053
#*	Marcus Corp.	263,135	4,139,114
††^	Media General, Inc.	654,085	80,910
	News Corp., Class A	603,559	11,986,682
	News Corp., Class B	406,136	8,086,168
	Nexstar Media Group, Inc., Class A	313,260	49,626,649
*	QuinStreet, Inc.	278,447	2,648,031
#*	Reading International, Inc., Class A	130,081	519,023
	Saga Communications, Inc., Class A	41,436	941,840
*	Salem Media Group, Inc.	23,272	67,722
#	Scholastic Corp.	286,721	10,565,669
	Shenandoah Telecommunications Co.	114,113	2,305,083
	Spok Holdings, Inc.	184,980	1,272,662
	TEGNA, Inc.	1,150,047	25,358,536
#	Telephone & Data Systems, Inc.	894,666	16,390,281
*	Thryv Holdings, Inc.	1,544	39,882
*	Townsquare Media, Inc., Class A	58,417	636,745
*	TrueCar, Inc.	741,803	2,655,655

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	U.S. Cellular Corp.	320,538	$9,225,084
#*	Urban One, Inc.	228,048	1,377,410
*	Urban One, Inc.	19,575	158,362
#*	Yelp, Inc.	169,323	5,508,077
#*	Ziff Davis, Inc.	14,960	1,321,866

TOTAL COMMUNICATION SERVICES			319,274,656

CONSUMER DISCRETIONARY — (11.6%)
#	Aaron’s Co., Inc.	160,885	3,302,969
*	Abercrombie & Fitch Co., Class A	537,114	18,573,402
#	Academy Sports & Outdoors, Inc.	172,748	6,453,865
#	Acushnet Holdings Corp.	184,569	7,519,341
*	Adient PLC	519,000	17,718,660
#	ADT, Inc.	923,357	6,324,995
#*	Adtalem Global Education, Inc.	476,921	13,978,555
	AMCON Distributing Co.	1,163	194,744
#*	American Axle & Manufacturing Holdings, Inc.	1,029,595	6,815,919
#	American Eagle Outfitters, Inc.	843,872	12,750,906
#*	American Outdoor Brands, Inc.	154,703	1,949,258
*	American Public Education, Inc.	182,599	3,549,725
#*	America’s Car-Mart, Inc.	55,798	4,511,268
#*	Ark Restaurants Corp.	32,376	582,768
#*	Asbury Automotive Group, Inc.	78,182	14,362,815
	Autoliv, Inc.	36,348	2,678,121
*	AutoNation, Inc.	651,122	75,471,551
*	Barnes & Noble Education, Inc.	557,206	1,693,906
#	Bassett Furniture Industries, Inc.	101,121	1,674,564
*	BBQ Holdings, Inc.	1,894	27,330
*	Beazer Homes USA, Inc.	138,323	2,085,911
#	Big 5 Sporting Goods Corp.	30,819	445,951
#	Big Lots, Inc.	276,343	8,538,999
*	Biglari Holdings, Inc., Class A	817	558,223
*	Biglari Holdings, Inc., Class B	16,124	2,199,152
#*	BJ’s Restaurants, Inc.	82,009	2,279,030
	Bluegreen Vacations Holding Corp.	27,352	719,358
	BorgWarner, Inc.	1,614,338	59,456,069
#	Buckle, Inc.	18,750	582,375
	Build-A-Bear Workshop, Inc.	147,644	2,796,377
#	Caleres, Inc.	305,720	7,010,160
#*	Callaway Golf Co.	4,064	89,164
*	Capri Holdings Ltd.	409,478	19,532,101
	Carriage Services, Inc.	185,488	7,955,580
#	Carrols Restaurant Group, Inc.	481,179	769,886
#	Cato Corp., Class A	210,455	2,851,665
*	Cavco Industries, Inc.	64,268	15,183,315
*	Century Casinos, Inc.	10,803	113,107
	Century Communities, Inc.	288,645	15,217,364
*	Charles & Colvard Ltd.	45,459	63,643
#*	Chico’s FAS, Inc.	554,650	2,939,645
#*	Children’s Place, Inc.	17,943	831,299
#*	Chuy’s Holdings, Inc.	201,489	5,039,240
#*	Citi Trends, Inc.	16,295	455,771
	Clarus Corp.	11,600	259,260
#*	Conn’s, Inc.	326,050	5,102,682
*	Container Store Group, Inc.	405,282	3,100,407
††^	Contra Zagg, Inc.	262,920	23,663
#*	Cooper-Standard Holdings, Inc.	152,394	702,536
	Culp, Inc.	89,149	575,903
	Dana, Inc.	1,089,845	16,140,604

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Delta Apparel, Inc.	55,916	$1,620,446
#	Designer Brands, Inc., Class A	251,934	3,481,728
#	Dick’s Sporting Goods, Inc.	440,319	42,455,558
#	Dillard’s, Inc., Class A	199,991	60,759,266
*	Dorman Products, Inc.	7,334	724,012
*	Duluth Holdings, Inc., Class B	10,986	134,579
*	El Pollo Loco Holdings, Inc.	395,692	4,214,120
#	Escalade, Inc.	31,498	414,199
#	Ethan Allen Interiors, Inc.	267,060	6,340,004
#*	Fiesta Restaurant Group, Inc.	271,144	1,843,779
	Flanigan’s Enterprises, Inc.	2,672	99,398
#	Flexsteel Industries, Inc.	68,906	1,494,571
#	Foot Locker, Inc.	714,367	20,938,097
#*	Fossil Group, Inc.	555,194	5,485,317
#*	Funko, Inc., Class A	21,649	352,662
#	Gap, Inc.	91,077	1,131,176
#*	Genesco, Inc.	144,895	8,987,837
#*	Gentherm, Inc.	19,498	1,314,555
*	G-III Apparel Group Ltd.	479,813	12,705,448
*	Goodyear Tire & Rubber Co.	2,064,689	27,501,657
	Graham Holdings Co., Class B	34,744	20,581,303
#*	Grand Canyon Education, Inc.	6,675	640,600
*	Green Brick Partners, Inc.	179,567	3,537,470
#	Group 1 Automotive, Inc.	155,082	27,005,979
	Guess?, Inc.	565,487	12,706,493
#	Hamilton Beach Brands Holding Co., Class A	14,263	133,502
#	Harley-Davidson, Inc.	84,786	3,090,450
#	Haverty Furniture Cos., Inc.	161,818	4,017,941
	Haverty Furniture Cos., Inc., Class A	844	20,746
#	Hibbett, Inc.	139,403	6,019,422
	Hooker Furnishings Corp.	129,730	2,187,248
#*	Horizon Global Corp.	88,415	328,904
*	iRobot Corp.	25,705	1,301,958
	Johnson Outdoors, Inc., Class A	79,907	6,111,287
	KB Home	221,451	7,181,656
	Kohl’s Corp.	1,109,248	64,203,274
#*	Lakeland Industries, Inc.	70,989	1,148,602
#*	Lands’ End, Inc.	137,993	1,934,662
	Laureate Education, Inc., Class A	664,258	7,526,043
	La-Z-Boy, Inc.	412,686	10,845,388
#*	Lazydays Holdings, Inc.	10,811	210,058
	LCI Industries	640	62,285
	Lear Corp.	152,741	19,541,684
*	Legacy Housing Corp.	11,805	206,824
#*	LGI Homes, Inc.	132,535	12,419,855
	Lifetime Brands, Inc.	156,890	1,979,952
*	Lincoln Educational Services Corp.	48,885	349,528
	Lithia Motors, Inc.	164,120	46,467,296
*	Live Ventures, Inc.	100	3,820
#*	LL Flooring Holdings, Inc.	187,386	2,587,801
*	M/I Homes, Inc.	132,543	5,869,004
	Macy’s, Inc.	1,123,245	27,148,832
#*	MarineMax, Inc.	226,394	9,264,042
	Marriott Vacations Worldwide Corp.	53,510	7,990,648
	MDC Holdings, Inc.	531,873	19,631,432
*	Meritage Homes Corp.	252,136	20,813,827
*	Modine Manufacturing Co.	514,373	4,063,547
*	Mohawk Industries, Inc.	277,619	39,160,936
#*	Monarch Casino & Resort, Inc.	13,813	968,982

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Monro, Inc.	146,976	$6,721,212
#*	Motorcar Parts of America, Inc.	202,939	3,086,702
#	Movado Group, Inc.	173,960	6,257,341
#*	Nautilus, Inc.	172,848	520,272
*	ODP Corp.	248,554	10,695,279
#*	Ollie’s Bargain Outlet Holdings, Inc.	15,313	735,790
#	OneWater Marine, Inc., Class A	3,181	103,987
	Oxford Industries, Inc.	76,580	6,861,568
#	Patrick Industries, Inc.	91,424	5,691,144
	Penske Automotive Group, Inc.	522,178	54,734,698
*	Perdoceo Education Corp.	628,358	7,025,042
*	Playa Hotels & Resorts NV	245,659	2,319,021
#*	Potbelly Corp.	62,880	404,947
	PulteGroup, Inc.	138,532	5,785,096
	PVH Corp.	494,505	35,990,074
#	Qurate Retail, Inc., Class A	2,531,390	10,657,152
	RCI Hospitality Holdings, Inc.	72,575	4,496,747
#*	Red Robin Gourmet Burgers, Inc.	35,492	468,139
#	Rent-A-Center, Inc.	3,679	88,737
	Rocky Brands, Inc.	51,841	1,996,397
#	Shoe Carnival, Inc.	269,638	8,140,371
#	Signet Jewelers Ltd.	435,604	30,579,401
#	Smith & Wesson Brands, Inc.	146,238	2,007,848
#	Sonic Automotive, Inc., Class A	281,769	11,989,271
*	Sportsman’s Warehouse Holdings, Inc.	201,298	1,934,474
	Standard Motor Products, Inc.	216,428	9,237,147
*	Stoneridge, Inc.	286,496	5,646,836
#	Strategic Education, Inc.	16,339	1,055,499
#*	Strattec Security Corp.	34,042	1,206,789
*	Stride, Inc.	377,294	14,827,654
#	Superior Group of Cos., Inc.	108,061	1,718,170
#*	Superior Industries International, Inc.	96,621	312,086
*	Taylor Morrison Home Corp.	999,950	26,188,690
#*	Tenneco, Inc., Class A.	24,465	420,064
*	Terminix Global Holdings, Inc.	28,012	1,285,471
#	Thor Industries, Inc.	90,685	6,941,937
	Tile Shop Holdings, Inc.	11,265	67,365
#	Tilly’s, Inc., Class A	255,950	2,257,479
	Toll Brothers, Inc.	1,120,873	51,974,881
*	TravelCenters of America, Inc.	87,013	3,307,364
*	Tri Pointe Homes, Inc.	1,138,041	23,523,307
*	Unifi, Inc.	198,282	2,908,797
*	Universal Electronics, Inc.	138,858	4,096,311
*	Universal Technical Institute, Inc.	204,832	2,122,060
#*	Urban Outfitters, Inc.	821,712	19,556,746
#*	Vera Bradley, Inc.	364,949	2,244,436
*	Vince Holding Corp.	2,071	18,867
#*	Vista Outdoor, Inc.	548,652	19,329,010
#*	VOXX International Corp.	230,549	1,745,256
	Weyco Group, Inc.	72,760	1,790,624
	Whirlpool Corp.	10,014	1,817,741
#	Winnebago Industries, Inc.	257,738	13,706,507
*	Zovio, Inc.	131,655	96,082
#*	Zumiez, Inc.	211,366	7,742,337

TOTAL CONSUMER DISCRETIONARY			1,431,451,015

CONSUMER STAPLES — (5.0%)
#	Alico, Inc.	72,427	2,873,179
	Andersons, Inc.	346,680	17,413,736

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	B&G Foods, Inc.	31,400	$845,602
#*	BellRing Brands, Inc.	600,399	12,866,551
*	Bridgford Foods Corp.	1,732	22,516
	Bunge Ltd.	781,067	88,354,299
#	Calavo Growers, Inc.	16,947	614,159
#	Cal-Maine Foods, Inc.	183,429	9,855,640
*	Central Garden & Pet Co.	96,568	4,228,713
*	Central Garden & Pet Co., Class A	287,645	11,902,750
#*	Chefs’ Warehouse, Inc.	32,838	1,201,871
#	Coffee Holding Co., Inc.	13,332	40,263
*	Darling Ingredients, Inc.	244,595	17,950,827
#	Edgewell Personal Care Co.	488,167	18,618,689
*	Farmer Bros Co.	126,178	792,398
	Fresh Del Monte Produce, Inc.	387,774	10,101,513
#*	Grocery Outlet Holding Corp.	10,080	339,394
*	Hain Celestial Group, Inc.	21,412	718,158
*	Hostess Brands, Inc.	1,158,740	26,291,811
#	Ingles Markets, Inc., Class A	150,701	14,033,277
	Ingredion, Inc.	565,002	48,087,320
#	J&J Snack Foods Corp.	6,875	1,029,188
#*	Landec Corp.	304,644	3,031,208
#*	Lifevantage Corp.	38,932	151,835
#*	Lifeway Foods, Inc.	166,961	955,017
#	Limoneira Co.	134,169	1,601,978
#	MGP Ingredients, Inc.	67,569	6,171,077
	Molson Coors Beverage Co., Class B	1,020,932	55,273,258
*	Natural Alternatives International, Inc.	42,878	419,776
	Natural Grocers by Vitamin Cottage, Inc.	228,325	4,655,547
	Natural Health Trends Corp.	3,000	21,090
*	Nature’s Sunshine Products, Inc.	24,864	411,748
	Nu Skin Enterprises, Inc., Class A	382,535	16,311,292
#	Ocean Bio-Chem, Inc.	26,645	206,765
	Oil-Dri Corp. of America	56,595	1,412,045
#*	Performance Food Group Co.	65,823	3,241,783
*	Pilgrim’s Pride Corp.	317,191	8,992,365
*	Post Holdings, Inc.	473,580	35,229,616
	PriceSmart, Inc.	180,072	14,306,720
#*	Rite Aid Corp.	493,804	3,145,531
#*	S&W Seed Co.	5,300	7,314
	Sanderson Farms, Inc.	107,770	20,408,405
	Seaboard Corp.	3,594	15,184,614
*	Seneca Foods Corp., Class A	67,033	3,636,540
*»	Seneca Foods Corp., Class B	189	10,546
*	Simply Good Foods Co.	259,514	10,808,758
#	SpartanNash Co.	386,798	13,259,435
#	Spectrum Brands Holdings, Inc.	94,181	8,011,978
#*	Sprouts Farmers Market, Inc.	186,236	5,549,833
#	Tootsie Roll Industries, Inc.	7,149	250,429
#*	TreeHouse Foods, Inc.	363,458	11,448,927
*	U.S. Foods Holding Corp.	609,361	22,924,161
*	United Natural Foods, Inc.	578,182	24,821,353
	Universal Corp.	239,886	13,877,405
	Village Super Market, Inc., Class A	108,745	2,521,797
*	Vital Farms, Inc.	9,159	105,329
#	Weis Markets, Inc.	261,756	20,909,069
#*	Whole Earth Brands, Inc.	43,647	301,601
*	Willamette Valley Vineyards, Inc.	4,392	40,758

TOTAL CONSUMER STAPLES			617,798,757

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (9.4%)
	Adams Resources & Energy, Inc.	30,960	$1,203,415
#*	Alto Ingredients, Inc.	245,439	1,416,183
	Antero Midstream Corp.	716,643	7,359,924
#*	Antero Resources Corp.	1,007,888	35,477,658
#	Arch Resources, Inc.	98,729	16,426,531
	Archrock, Inc.	1,456,786	12,688,606
*	Ardmore Shipping Corp.	281,793	1,755,570
	Berry Corp.	391,302	4,292,583
#	Brigham Minerals, Inc., Class A	36,769	911,136
*	Bristow Group, Inc.	50,737	1,512,977
	Cabot Oil & Gas Corp.	711,442	20,482,415
#*	Callon Petroleum Co.	84,575	4,336,160
*	Centennial Resource Development, Inc., Class A	1,382,350	10,699,389
	ChampionX Corp.	273,717	5,775,429
#	Chesapeake Energy Corp.	147,099	12,065,060
	Civitas Resources, Inc.	205,421	12,041,779
#*	Clean Energy Fuels Corp.	1,192,914	6,990,476
#*	CNX Resources Corp.	2,102,655	43,209,560
#*	Comstock Resources, Inc.	164,558	2,802,423
*	CONSOL Energy, Inc.	293,813	13,970,808
#	Continental Resources, Inc.	488,800	27,162,616
	CVR Energy, Inc.	93,853	2,352,895
*	Delek U.S. Holdings, Inc.	800,447	19,370,817
#*	Denbury, Inc.	8,922	570,830
#	DHT Holdings, Inc.	1,728,465	9,713,973
*	DMC Global, Inc.	19,437	388,546
	Dorian LPG Ltd.	362,951	5,342,639
#*	Dril-Quip, Inc.	262,154	7,571,008
*	DTE Midstream LLC	48,636	2,614,185
#*	Earthstone Energy, Inc., Class A	257,253	3,470,343
	EnLink Midstream LLC	2,233,675	22,046,372
#	EQT Corp.	1,164,395	46,284,701
	Equitrans Midstream Corp.	1,238,662	9,735,883
	Evolution Petroleum Corp.	174,468	1,100,893
#*	Expro Group Holdings NV	159,252	2,433,371
*	Exterran Corp.	228,489	1,551,440
	Falcon Minerals Corp.	22,910	155,788
#*	Forum Energy Technologies, Inc.	31,197	659,193
*	Geospace Technologies Corp.	147,208	850,862
#*	Green Plains, Inc.	477,128	13,392,983
#*	Gulf Island Fabrication, Inc.	170,872	635,644
#*	Hallador Energy Co.	60,151	256,243
#*	Helix Energy Solutions Group, Inc.	1,350,704	5,551,393
	Helmerich & Payne, Inc.	716,627	32,986,341
*	HF Sinclair Corp.	1,452,267	55,215,191
*	Independence Contract Drilling, Inc.	29,984	123,534
#	International Seaways, Inc.	289,479	6,116,691
*	Kosmos Energy Ltd.	1,293,298	8,742,695
#*	Liberty Energy, Inc., Class A	385,503	6,222,018
*	Mammoth Energy Services, Inc.	27,986	61,009
	Marathon Oil Corp.	4,155,562	103,556,605
	Matador Resources Co.	841,863	41,099,752
*	Mexco Energy Corp.	1,981	31,795
#	Murphy Oil Corp.	1,324,500	50,436,960
*	Nabors Industries Ltd.	52,399	8,101,933
	NACCO Industries, Inc., Class A	52,892	2,437,263
#*	National Energy Services Reunited Corp.	88,937	594,989
*	Natural Gas Services Group, Inc.	123,678	1,518,766
*	Newpark Resources, Inc.	697,189	2,433,190

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	NexTier Oilfield Solutions, Inc.	1,482,981	$16,357,280
#	Nordic American Tankers Ltd.	5,874	15,037
	NOV, Inc.	197,452	3,579,805
*	Oceaneering International, Inc.	640,526	7,257,160
#*	Oil States International, Inc.	424,988	2,872,919
*	Overseas Shipholding Group, Inc., Class A	643,622	1,338,734
	Patterson-UTI Energy, Inc.	1,809,383	29,746,257
*	PBF Energy, Inc., Class A	1,060,563	30,819,961
	PDC Energy, Inc.	844,689	58,908,611
#*	Peabody Energy Corp.	602,512	13,640,872
#	PHX Minerals, Inc.	132,582	465,363
*	PrimeEnergy Resources Corp.	757	59,046
*	ProPetro Holding Corp.	829,574	11,730,176
*	Range Resources Corp.	2,314,877	69,307,417
*	Ranger Oil Corp., Class A	118,749	3,782,156
*	Renewable Energy Group, Inc.	462,734	28,254,538
*	REX American Resources Corp.	58,437	4,945,523
#	Riley Exploration Permian, Inc.	1,275	29,618
#*	RPC, Inc.	967,604	10,005,025
*	SandRidge Energy, Inc.	242,772	4,508,276
#	Scorpio Tankers, Inc.	396,468	9,804,654
#*	SEACOR Marine Holdings, Inc.	168,223	1,211,206
*	Select Energy Services, Inc., Class A	807,276	6,264,462
	SFL Corp. Ltd.	1,073,973	10,653,812
#*	SilverBow Resources, Inc.	110,875	4,058,025
	SM Energy Co.	933,660	33,172,940
#*	Smart Sand, Inc.	84,169	366,135
	Solaris Oilfield Infrastructure, Inc., Class A	227,138	2,555,303
*	Talos Energy, Inc.	478,694	8,697,870
*	TechnipFMC PLC.	2,824,772	19,547,422
*	Teekay Corp.	11,860	38,426
#*	Teekay Tankers Ltd., Class A	236,352	3,783,996
*	Tidewater, Inc.	287,020	5,728,919
#*	Transocean Ltd.	1,362,624	5,123,466
*	U.S. Silica Holdings, Inc.	506,516	9,411,067
	VAALCO Energy, Inc.	54,596	357,058
*	Weatherford International PLC	486	15,688
	Whiting Petroleum Corp.	143,463	10,479,972
	World Fuel Services Corp.	632,155	15,310,794

TOTAL ENERGY			1,162,514,421

FINANCIALS — (25.0%)
	1st Source Corp.	214,141	9,265,881
#	ACNB Corp.	11,644	398,574
	Alerus Financial Corp.	7,700	196,735
*	Alleghany Corp.	34,525	28,880,162
	Allegiance Bancshares, Inc.	142,556	5,824,838
#	Amalgamated Financial Corp.	11,496	202,215
	A-Mark Precious Metals, Inc.	14,034	1,105,879
#*	Ambac Financial Group, Inc.	234,406	1,811,958
#	Amerant Bancorp, Inc.	23,008	611,783
	American Equity Investment Life Holding Co.	907,031	34,213,209
	American Financial Group, Inc.	748	103,583
	American National Bankshares, Inc.	75,964	2,638,989
	American National Group, Inc.	107,143	20,208,241
	Ameris Bancorp	537,575	22,416,877
	AMERISAFE, Inc.	4,104	190,220
	AmeriServ Financial, Inc.	128,827	511,443
	Ames National Corp.	16,143	377,746

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Argo Group International Holdings Ltd.	335,101	$14,342,323
	Arrow Financial Corp.	91,886	2,876,032
	Associated Banc-Corp.	1,522,811	30,380,079
#	Associated Capital Group, Inc., Class A	9,830	389,268
#	Assured Guaranty Ltd.	696,954	38,437,013
	Atlantic American Corp.	864	2,635
	Atlantic Union Bankshares Corp.	630,638	21,302,952
#*	Atlanticus Holdings Corp.	62,228	2,678,293
	Auburn National BanCorp, Inc.	692	21,134
	Axis Capital Holdings Ltd.	654,859	37,543,066
*	Axos Financial, Inc.	224,531	8,505,234
	Banc of California, Inc.	506,080	9,129,683
#	BancFirst Corp.	13,371	1,093,079
*	Bancorp, Inc.	401,910	9,119,338
	Bank of Marin Bancorp	123,117	3,848,637
	Bank of NT Butterfield & Son Ltd.	1,356	43,433
#	Bank of Princeton	956	28,699
	Bank OZK	1,162,675	44,669,973
#	Bank7 Corp.	2,782	66,128
	BankFinancial Corp.	143,081	1,460,857
	BankUnited, Inc.	724,321	27,191,010
	Bankwell Financial Group, Inc.	34,110	1,159,740
	Banner Corp.	306,068	16,435,852
	Bar Harbor Bankshares	67,422	1,760,388
#	Baycom Corp.	48,530	1,099,205
	BCB Bancorp, Inc.	127,618	2,404,323
#	Berkshire Hills Bancorp, Inc.	456,585	11,295,913
*	Blucora, Inc.	295,335	5,980,534
	Blue Ridge Bankshares, Inc.	16,856	245,592
	BOK Financial Corp.	180,560	14,973,841
*	Bridgewater Bancshares, Inc.	52,959	848,403
*	Brighthouse Financial, Inc.	221,063	11,353,796
	Brookline Bancorp, Inc.	739,720	10,696,351
	Business First Bancshares, Inc.	20,965	464,584
	Byline Bancorp, Inc.	124,646	2,924,195
	C&F Financial Corp.	22,502	1,165,604
	Cadence Bank	918,310	22,994,482
»	California First Leasing Corp.	2,388	43,223
	Cambridge Bancorp.	5,203	425,137
	Camden National Corp.	151,326	6,771,838
*	Cannae Holdings, Inc.	142,837	3,199,549
	Capital Bancorp, Inc.	11,011	247,858
	Capital City Bank Group, Inc.	125,903	3,224,376
	Capitol Federal Financial, Inc.	1,299,233	12,511,614
	Capstar Financial Holdings, Inc.	65,873	1,327,341
*	Carter Bankshares, Inc.	43,413	710,237
	Cathay General Bancorp	144,440	5,790,600
#	CBTX, Inc.	59,306	1,691,407
*»	CCUR Holdings, Inc.	14	92,750
	Central Pacific Financial Corp.	154,620	3,738,712
	Central Valley Community Bancorp	68,971	1,331,830
	Chemung Financial Corp.	8,848	420,103
	Citizens & Northern Corp.	68,214	1,596,890
#	Citizens Community Bancorp, Inc.	16,254	213,090
	Citizens Financial Group, Inc.	479,983	18,911,330
	Citizens Holding Co.	1,603	29,656
#*	Citizens, Inc.	66,655	199,298
#	City Holding Co.	31,468	2,434,994
	Civista Bancshares, Inc.	80,547	1,676,989

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CNA Financial Corp.	104,112	$4,939,073
	CNB Financial Corp.	133,282	3,312,058
	CNO Financial Group, Inc.	800,147	19,315,549
#	Codorus Valley Bancorp, Inc.	37,011	884,563
	Cohen & Co., Inc.	800	11,680
	Colony Bankcorp, Inc.	2,633	45,130
#	Columbia Banking System, Inc.	656,240	18,427,219
	Comerica, Inc.	350,645	28,717,825
	Community Bank System, Inc.	169	10,884
	Community Financial Corp.	7,136	292,148
	Community Trust Bancorp, Inc.	190,303	7,575,962
	Community West Bancshares.	5,040	72,022
	ConnectOne Bancorp, Inc.	375,372	10,457,864
#*	Consumer Portfolio Services, Inc.	225,637	2,572,262
#	Cowen, Inc., Class A	142,315	3,251,898
*	CrossFirst Bankshares, Inc.	79,518	1,018,626
*	Customers Bancorp, Inc.	349,553	14,705,695
	CVB Financial Corp.	57,688	1,327,978
#	Dime Community Bancshares, Inc.	414,962	13,046,405
	Donegal Group, Inc., Class A	276,802	3,745,131
	Eagle Bancorp Montana, Inc.	2,674	54,282
	Eagle Bancorp, Inc.	179,709	9,048,348
	Eastern Bankshares, Inc.	47,426	908,682
#*	Elevate Credit, Inc.	146,009	432,187
	Employers Holdings, Inc.	292,636	11,512,300
#*	Encore Capital Group, Inc.	260,264	15,045,862
*	Enova International, Inc.	302,213	11,302,766
*	Enstar Group Ltd.	93,702	22,090,246
	Enterprise Bancorp, Inc.	42,589	1,445,897
	Enterprise Financial Services Corp.	101,772	4,495,269
	Equitable Holdings, Inc.	244,888	7,060,121
	Equity Bancshares, Inc., Class A	153,503	4,686,447
*	Esquire Financial Holdings, Inc.	9,283	334,188
#	ESSA Bancorp, Inc.	35,707	614,160
	Essent Group Ltd.	92,056	3,731,030
#	Evans Bancorp, Inc.	21,160	806,619
	Everest Re Group Ltd.	150,430	41,324,625
*	EZCORP, Inc., Class A	571,462	4,000,234
	Farmers & Merchants Bancorp, Inc.	4,446	170,060
	Farmers National Banc Corp.	156,650	2,399,878
	FB Financial Corp.	210,376	8,105,787
	Federal Agricultural Mortgage Corp., Class A	300	29,700
	Federal Agricultural Mortgage Corp., Class C	68,196	6,985,316
*	FedNat Holding Co.	136,893	72,526
	Fidelity National Financial, Inc.	51,349	2,044,717
	Financial Institutions, Inc.	166,761	4,642,626
#	First American Financial Corp.	165,618	9,657,186
#	First BanCorp.	1,829,231	24,895,834
	First BanCorp.	223,862	8,385,871
	First Bancorp, Inc.	83,153	2,340,757
	First Bancshares, Inc.	83,259	2,680,107
	First Bank.	76,865	1,096,095
	First Busey Corp.	346,361	7,782,732
	First Business Financial Services, Inc.	59,221	2,053,192
	First Citizens BancShares, Inc., Class A	50,667	32,395,466
	First Commonwealth Financial Corp.	845,387	11,395,817
	First Community Bankshares, Inc.	179,779	4,787,515
	First Community Corp.	3,070	60,847
	First Financial Bancorp	801,800	16,396,810

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Financial Corp.	52,817	$2,251,061
	First Financial Northwest, Inc.	91,175	1,559,093
	First Foundation, Inc.	343,089	7,623,438
	First Hawaiian, Inc.	343,717	8,115,158
	First Horizon Corp.	3,817,193	85,428,779
	First Internet Bancorp.	100,763	3,878,368
	First Interstate BancSystem, Inc., Class A	684,609	22,263,485
	First Merchants Corp.	451,259	17,684,840
	First Mid Bancshares, Inc.	66,069	2,381,127
	First Northwest Bancorp.	13,423	281,480
	First of Long Island Corp.	204,587	3,432,970
	First United Corp.	18,611	417,073
#*	First Western Financial, Inc.	6,272	205,847
	Flagstar Bancorp, Inc.	495,561	17,493,303
	Flushing Financial Corp.	331,587	7,129,120
	FNB Corp.	2,428,004	27,970,606
	FS Bancorp, Inc.	57,733	1,696,773
	Fulton Financial Corp.	1,483,469	22,504,225
*	FVCBankcorp, Inc.	9,110	188,213
*	Genworth Financial, Inc., Class A	1,542,116	5,721,250
#	German American Bancorp, Inc.	114,744	4,027,514
	Glacier Bancorp, Inc.	18,940	866,694
	Global Indemnity Group LLC, Class A	96,974	2,515,506
	Globe Life, Inc.	169,805	16,654,474
	Great Southern Bancorp, Inc.	141,990	8,056,513
*	Green Dot Corp., Class A.	8,013	212,184
#*	Greenlight Capital Re Ltd., Class A	296,103	2,037,189
	Guaranty Bancshares, Inc.	35,391	1,217,450
#*	Hallmark Financial Services, Inc.	133,780	448,163
	Hancock Whitney Corp.	692,130	32,370,920
	Hanmi Financial Corp.	322,720	7,470,968
#	HarborOne Bancorp, Inc.	341,878	4,577,746
	Hawthorn Bancshares, Inc.	731	19,108
	HBT Financial, Inc.	13,546	232,720
	Heartland Financial USA, Inc.	251,798	11,021,198
	Heritage Commerce Corp.	596,149	6,694,753
	Heritage Financial Corp.	366,732	8,882,249
	Heritage Insurance Holdings, Inc.	286,192	1,219,178
#	Hilltop Holdings, Inc.	498,481	12,706,281
	Hingham Institution For Savings	158	51,045
	HMN Financial, Inc.	4,634	112,050
	Home Bancorp, Inc.	43,479	1,666,550
#	Home BancShares, Inc.	268,571	5,806,505
#	HomeStreet, Inc.	204,932	8,318,190
	HomeTrust Bancshares, Inc.	52,143	1,409,425
	Hope Bancorp, Inc.	1,187,946	16,987,628
	Horace Mann Educators Corp.	372,528	14,845,241
	Horizon Bancorp, Inc.	392,370	6,858,628
#	Independent Bank Corp.	249,273	19,233,905
	Independent Bank Corp.	147,240	2,906,518
#	Independent Bank Group, Inc.	369,921	25,080,644
	International Bancshares Corp.	585,271	23,287,933
	Invesco Ltd.	3,566,791	65,557,619
	Investar Holding Corp.	17,732	349,320
	Investors Title Co.	12,407	2,328,174
	James River Group Holdings Ltd.	55,608	1,318,466
	Janus Henderson Group PLC	692,114	21,095,635
	Jefferies Financial Group, Inc.	818,426	25,174,784
	Kearny Financial Corp.	768,029	9,108,824

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Kemper Corp.	179,223	$8,272,934
	Kentucky First Federal Bancorp	315	2,300
	Kingstone Cos., Inc.	89,841	378,231
	Lake Shore Bancorp, Inc.	406	6,049
	Lakeland Bancorp, Inc.	501,999	7,545,045
	Landmark Bancorp, Inc.	1,573	40,190
	LCNB Corp.	23,700	381,096
	Lincoln National Corp.	683,491	41,111,984
	Luther Burbank Corp.	67,483	895,499
	M&T Bank Corp.	461,278	76,867,366
	Macatawa Bank Corp.	344,770	3,016,737
#*	Maiden Holdings Ltd.	909,761	2,019,669
	MainStreet Bancshares, Inc.	1,059	27,100
*	Malvern Bancorp, Inc.	1,318	21,193
	Manning & Napier, Inc.	195,433	2,495,679
#*	MBIA, Inc.	591,199	7,118,036
	Mercantile Bank Corp.	170,334	5,348,488
	Merchants Bancorp	45,027	1,059,035
	Mercury General Corp.	65,119	3,283,951
	Meridian Corp.	2,196	68,954
#	Meta Financial Group, Inc.	252,381	11,016,431
	Metrocity Bankshares, Inc.	1,506	30,692
*	Metropolitan Bank Holding Corp.	24,083	2,144,591
	MGIC Investment Corp.	875,528	11,434,396
	Mid Penn Bancorp, Inc.	16,753	432,730
	Midland States Bancorp, Inc.	196,774	5,186,963
	MidWestOne Financial Group, Inc.	69,771	2,084,757
*	Mr Cooper Group, Inc.	464,321	20,880,515
	MVB Financial Corp.	9,982	399,879
	National Bank Holdings Corp., Class A	250,816	9,157,292
	National Bankshares, Inc.	16,128	554,803
#	National Security Group, Inc.	2,423	39,616
	National Western Life Group, Inc., Class A	26,781	5,322,992
	Navient Corp.	1,614,054	25,647,318
	NBT Bancorp, Inc.	333,688	11,745,818
	Nelnet, Inc., Class A	264,695	21,723,519
#	New York Community Bancorp, Inc.	3,696,866	34,159,042
*	NI Holdings, Inc.	27,630	437,936
*	Nicholas Financial, Inc.	44,982	455,668
#*	Nicolet Bankshares, Inc.	51,052	4,154,612
*	NMI Holdings, Inc., Class A.	441,921	8,122,508
	Northeast Bank	66,017	2,470,356
	Northeast Community Bancorp, Inc.	9,432	105,827
	Northfield Bancorp, Inc.	528,033	6,911,952
	Northrim BanCorp, Inc.	60,074	2,407,165
#	Northwest Bancshares, Inc.	1,123,793	14,249,695
	Norwood Financial Corp.	3,763	105,439
	OceanFirst Financial Corp.	391,130	7,325,865
#*	Ocwen Financial Corp.	42,156	876,845
	OFG Bancorp	505,838	13,445,174
	Ohio Valley Banc Corp.	10,660	325,023
	Old National Bancorp	2,488,758	37,729,571
	Old Republic International Corp.	1,766,240	38,874,942
	Old Second Bancorp, Inc.	287,908	3,964,493
	OP Bancorp	26,262	340,356
*	Oportun Financial Corp.	11,756	136,252
	Oppenheimer Holdings, Inc., Class A	65,321	2,104,643
	Origin Bancorp, Inc.	15,983	602,239
	Orrstown Financial Services, Inc.	33,780	796,532

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Oxbridge Re Holdings Ltd.	4,468	$21,044
	Pacific Premier Bancorp, Inc.	743,773	23,324,721
	PacWest Bancorp	695,837	22,886,079
#	Park National Corp.	21,856	2,575,730
	Parke Bancorp, Inc.	36,737	883,892
#	PCB Bancorp	5,287	112,877
	PCSB Financial Corp.	51,897	950,753
	Peapack-Gladstone Financial Corp.	199,282	6,175,749
	Penns Woods Bancorp, Inc.	35,298	825,973
	PennyMac Financial Services, Inc.	146,035	7,091,460
#	Peoples Bancorp of North Carolina, Inc.	10,339	282,151
	Peoples Bancorp, Inc.	261,289	7,164,544
#	Peoples Financial Services Corp.	10,001	496,450
	Pinnacle Financial Partners, Inc.	280,973	21,789,456
	Plumas Bancorp	600	21,120
	Popular, Inc.	811,524	63,290,757
#*	PRA Group, Inc.	269,920	11,344,738
	Preferred Bank	72,398	4,859,354
	Premier Financial Corp.	355,787	9,442,587
	Primis Financial Corp.	138,922	1,896,285
	ProAssurance Corp.	315,765	7,758,346
#*	Professional Holding Corp., Class A	9,395	210,260
	Prosperity Bancshares, Inc.	246,653	16,126,173
	Provident Bancorp, Inc.	10,170	161,906
#	Provident Financial Holdings, Inc.	49,350	749,627
#	Provident Financial Services, Inc.	721,620	15,969,451
	Prudential Bancorp, Inc.	12,680	196,794
	QCR Holdings, Inc.	148,049	8,037,580
	Radian Group, Inc.	758,065	16,215,010
	Randolph Bancorp, Inc.	551	14,513
	RBB Bancorp.	61,098	1,306,886
	Red River Bancshares, Inc.	498	27,017
	Regional Management Corp.	118,292	5,092,471
	Reinsurance Group of America, Inc.	336,398	36,102,233
	RenaissanceRe Holdings Ltd.	66,113	9,488,538
#	Renasant Corp.	497,338	14,815,699
	Republic Bancorp, Inc., Class A	69,686	2,904,512
#*	Republic First Bancorp, Inc.	354,691	1,486,155
	Richmond Mutual BanCorp, Inc.	3,315	54,300
	Riverview Bancorp, Inc.	227,550	1,601,952
	S&T Bancorp, Inc.	267,332	7,554,802
	Safety Insurance Group, Inc.	121,191	10,427,274
	Sandy Spring Bancorp, Inc.	369,033	14,491,926
#	Seacoast Banking Corp. of Florida	269,359	8,754,167
*	Security National Financial Corp., Class A	46,611	464,712
	Shore Bancshares, Inc.	66,342	1,335,464
	Sierra Bancorp	165,816	3,606,498
	Simmons First National Corp., Class A	850,143	20,292,913
#*	SiriusPoint Ltd.	766,952	4,816,459
	SmartFinancial, Inc.	52,670	1,291,468
	South Plains Financial, Inc.	8,332	201,218
	South State Corp.	437,918	33,912,370
*	Southern First Bancshares, Inc.	40,846	1,866,662
	Southern Missouri Bancorp, Inc.	34,559	1,458,390
	Southside Bancshares, Inc.	180,221	7,062,861
#*	Sterling Bancorp, Inc.	89,676	612,487
	Stewart Information Services Corp.	244,497	12,616,045
	Stifel Financial Corp.	148,118	9,161,098
*	StoneX Group, Inc.	147,714	10,012,055

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Summit Financial Group, Inc.	53,518	$1,458,366
	Summit State Bank	3,741	59,426
	Synovus Financial Corp.	98,870	4,107,060
	Territorial Bancorp, Inc.	81,160	1,843,144
*	Texas Capital Bancshares, Inc.	439,233	22,559,007
	Timberland Bancorp, Inc.	83,486	2,204,865
	Tiptree, Inc.	335,144	3,897,725
#	Tompkins Financial Corp.	10,628	775,844
	Towne Bank	496,587	13,690,904
	TriCo Bancshares	201,202	7,555,135
*	TriState Capital Holdings, Inc.	330,257	9,977,064
*	Triumph Bancorp, Inc.	3,675	255,192
	TrustCo Bank Corp. NY	205,098	6,388,803
	Trustmark Corp.	590,007	16,449,395
	UMB Financial Corp.	2,525	227,705
	Umpqua Holdings Corp.	1,450,835	23,996,811
	United Bancshares, Inc.	7,312	247,804
#	United Bankshares, Inc.	1,020,188	33,931,453
	United Community Banks, Inc.	598,879	18,050,213
	United Fire Group, Inc.	229,363	6,718,042
#	United Insurance Holdings Corp.	373,183	854,589
	United Security Bancshares	117,237	941,413
	Unity Bancorp, Inc.	58,205	1,679,214
	Universal Insurance Holdings, Inc.	286,900	3,603,464
	Univest Financial Corp.	319,175	8,043,210
	Unum Group	1,428,073	43,584,788
#	Valley National Bancorp.	3,404,855	40,790,163
	Veritex Holdings, Inc.	116,022	3,811,323
#	Voya Financial, Inc.	911,052	57,523,823
	Washington Federal, Inc.	611,038	18,593,886
	Washington Trust Bancorp, Inc.	79,850	3,748,159
	Waterstone Financial, Inc.	257,491	4,135,305
	Webster Financial Corp.	721,882	36,086,881
#	WesBanco, Inc.	548,678	17,689,379
	West BanCorp, Inc.	88,626	2,215,650
	Western New England Bancorp, Inc.	241,367	2,073,343
	Westwood Holdings Group, Inc.	37,167	599,504
	White Mountains Insurance Group Ltd.	23,783	24,925,060
	Wintrust Financial Corp.	452,696	39,529,415
	WSFS Financial Corp.	610,058	24,445,024
	WVS Financial Corp.	111	1,696
	Zions Bancorp NA	1,147,132	64,824,429

TOTAL FINANCIALS			3,102,086,670

HEALTH CARE — (4.7%)
*	Acadia Healthcare Co., Inc.	731,391	49,646,821
††^	Achillion Pharmaceuticals, Inc.	1,609,952	2,334,430
*	Addus HomeCare Corp.	95,258	8,028,344
#*	Aeglea BioTherapeutics, Inc.	3,212	4,625
*	Aethlon Medical, Inc.	5,642	6,037
#*	Agios Pharmaceuticals, Inc.	171,227	3,761,857
*	AIM ImmunoTech, Inc.	25,698	26,983
*	AlerisLife, Inc.	111,915	236,141
*	Allied Healthcare Products, Inc.	2,085	5,338
*	Allogene Therapeutics, Inc.	46,462	387,958
#*	Allscripts Healthcare Solutions, Inc.	1,293,786	26,729,619
#*	Altimmune, Inc.	12,323	55,700
*	American Shared Hospital Services	12,364	27,943
*	Amphastar Pharmaceuticals, Inc.	186,777	6,624,980

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	AnaptysBio, Inc.	163,293	$3,821,056
#*	AngioDynamics, Inc.	413,873	8,712,027
*	ANI Pharmaceuticals, Inc.	76,251	2,250,167
*	Anika Therapeutics, Inc.	154,997	3,337,085
*	AquaBounty Technologies, Inc.	36,283	48,619
#*	Artivion, Inc.	73,881	1,499,046
*	aTyr Pharma, Inc.	15,283	63,577
*	Avanos Medical, Inc.	399,503	11,649,508
#*	Avidity Biosciences, Inc.	12,138	173,573
#*	Avinger, Inc.	3,714	9,359
*	Biocept, Inc.	2,387	3,724
#*	Bioxcel Therapeutics, Inc.	9,695	127,101
#*	Bluebird Bio, Inc.	134,870	489,578
#*	Brookdale Senior Living, Inc.	1,353,182	8,362,665
#*	Cara Therapeutics, Inc.	140,356	1,223,904
*	Catalyst Pharmaceuticals, Inc.	143,086	1,090,315
*	Celsion Corp.	1,281	3,715
#*	Chinook Therapeutics, Inc.	8,195	123,990
#*	Collegium Pharmaceutical, Inc.	44,613	718,269
#*	Community Health Systems, Inc.	202,339	1,551,940
#*	Computer Programs & Systems, Inc.	65,762	2,099,123
*	Concert Pharmaceuticals, Inc.	209,272	652,929
#*	Corvus Pharmaceuticals, Inc.	10,134	13,276
*	Covetrus, Inc.	513,251	7,082,864
#*	Cross Country Healthcare, Inc.	370,179	6,937,154
*	Cumberland Pharmaceuticals, Inc.	161,297	379,048
#*	Cyclerion Therapeutics, Inc.	4,952	3,647
*	Cymabay Therapeutics, Inc.	30,476	69,181
*	DiaMedica Therapeutics, Inc.	3,300	7,656
	Diffusion Pharmaceuticals, Inc.	1,400	8,652
#*	Dyne Therapeutics, Inc.	2,346	18,721
*	Eagle Pharmaceuticals, Inc.	18,451	814,243
#*	Elanco Animal Health, Inc.	681,220	17,241,678
*	Electromed, Inc.	47,883	606,678
*	Emergent BioSolutions, Inc.	141,909	4,595,013
#*	Enanta Pharmaceuticals, Inc.	17,437	1,122,943
	Encompass Health Corp.	1,002	68,968
*	Enovis Corp.	350,178	22,716,047
#*	Envista Holdings Corp.	832,185	32,971,170
#*	Enzo Biochem, Inc.	220,691	562,762
*	Evolent Health, Inc., Class A	273,209	7,518,712
#*	Exagen, Inc.	151	921
*	FONAR Corp.	62,123	1,108,896
#*	Fulgent Genetics, Inc.	16,856	925,057
#*	Gritstone bio, Inc.	22,554	58,415
#*	Harvard Bioscience, Inc.	378,308	1,974,768
*	HealthStream, Inc.	275,432	5,260,751
*	Heat Biologics, Inc.	3,325	7,880
#*	Heska Corp.	972	106,764
#*	Homology Medicines, Inc.	28,034	46,536
*	Ideaya Biosciences, Inc.	38,032	364,727
#*	Immunic, Inc.	2,843	19,247
#*	Immunovant, Inc.	117,433	541,366
#*	Innoviva, Inc.	35,074	598,362
*	Inogen, Inc.	115,503	2,919,916
*	Integer Holdings Corp.	243,787	18,325,469
*	IntriCon Corp.	51,189	1,229,048
#*	Invacare Corp.	166,262	275,995
*	Jazz Pharmaceuticals PLC	144,674	23,179,668

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Jounce Therapeutics, Inc.	144,441	$765,537
*	KalVista Pharmaceuticals, Inc.	18,893	240,508
*	Kewaunee Scientific Corp.	13,861	197,658
#*	Kura Oncology, Inc.	51,037	732,381
#*	LENSAR, Inc.	116,724	850,918
*	LHC Group, Inc.	175	29,024
#*	Ligand Pharmaceuticals, Inc.	3,900	362,154
#*	Lumos Pharma, Inc.	4,529	38,859
*	MEDNAX, Inc.	587,218	10,875,277
#*	Meridian Bioscience, Inc.	257,413	6,587,199
*	Merit Medical Systems, Inc.	136,355	8,455,374
*	Microbot Medical, Inc.	7,320	43,042
*	ModivCare, Inc.	15,059	1,565,684
#*	Mustang Bio, Inc.	124,983	93,075
*	Myriad Genetics, Inc.	353,229	7,241,195
	National HealthCare Corp.	77,438	5,270,430
*	Natus Medical, Inc.	123,862	4,120,889
*	NextCure, Inc.	38,500	160,160
*	NextGen Healthcare, Inc.	215,076	4,054,183
*	NuVasive, Inc.	27,083	1,393,150
#*	Opiant Pharmaceuticals, Inc.	21,043	420,018
#*	OPKO Health, Inc.	619,383	1,672,334
#*	OraSure Technologies, Inc.	616,966	3,788,171
#*	Orthofix Medical, Inc.	107,792	3,341,552
#*	Otonomy, Inc.	197,780	435,116
#	Owens & Minor, Inc.	523,242	18,569,859
#*	Pacira BioSciences, Inc.	8,566	638,767
	Patterson Cos., Inc.	666,415	20,505,590
#*††^	PDL BioPharma, Inc.	1,058,582	3,630,936
	Perrigo Co. PLC	1,011,340	34,688,962
#*	Personalis, Inc.	29,742	166,555
#*	PetIQ, Inc.	145,178	2,889,042
	Phibro Animal Health Corp., Class A	70,656	1,271,101
#*	Poseida Therapeutics, Inc.	2,940	9,085
	Premier, Inc., Class A	406,075	14,703,976
*	Prestige Consumer Healthcare, Inc.	424,743	23,216,452
*	Prothena Corp. PLC	175,433	5,115,626
*	REGENXBIO, Inc.	30,605	849,595
#*	Replimune Group, Inc.	14,534	243,735
#*	Rhythm Pharmaceuticals, Inc.	20,241	126,709
*	Sage Therapeutics, Inc.	35,148	1,107,865
*	Satsuma Pharmaceuticals, Inc.	1,387	5,395
*	SeaSpine Holdings Corp.	41,828	389,419
	Select Medical Holdings Corp.	739,258	16,714,623
*	Sharps Compliance Corp.	44,305	191,398
*	Supernus Pharmaceuticals, Inc.	296,236	8,264,984
*	Surface Oncology, Inc.	90,851	192,604
*	Sutro Biopharma, Inc.	6,799	40,862
#*	Synlogic, Inc.	201,426	342,424
*	Tactile Systems Technology, Inc.	400	6,752
*	Taro Pharmaceutical Industries Ltd.	35,279	1,384,701
††^	Tetraphase Pharmaceuticals, Inc.	1,600	480
*	Turning Point Therapeutics, Inc.	15,729	463,062
*	UFP Technologies, Inc.	35,269	2,421,922
*	United Therapeutics Corp.	3,963	703,670
	Universal Health Services, Inc., Class B	273,744	33,541,852
	Utah Medical Products, Inc.	5,126	433,608
*	Vanda Pharmaceuticals, Inc.	531,326	5,270,754
#*	Varex Imaging Corp.	363,405	7,213,589

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Viatris, Inc.	556,570	$5,749,368
#*	Viking Therapeutics, Inc.	193,035	459,423
	XBiotech, Inc.	20,308	157,590
	Zosano Pharma Corp.	5,066	9,575
*	Zynerba Pharmaceuticals, Inc.	22,491	31,712

TOTAL HEALTH CARE			580,027,755

INDUSTRIALS — (17.2%)
*	AAR Corp.	355,809	16,715,907
	ABM Industries, Inc.	587,119	28,340,234
#*	Acacia Research Corp.	114,282	535,983
	ACCO Brands Corp.	1,033,953	7,578,875
	Acme United Corp.	37,768	1,245,966
*	AeroVironment, Inc.	3,448	276,943
	AGCO Corp.	400,470	51,019,878
	Air Lease Corp.	947,766	38,176,014
#*	Air Transport Services Group, Inc.	363,716	11,384,311
	Alamo Group, Inc.	101,804	12,872,098
*	Alaska Air Group, Inc.	76,818	4,178,131
	Albany International Corp., Class A	82,231	6,432,109
	Allied Motion Technologies, Inc.	20,545	500,065
	Altra Industrial Motion Corp.	156,358	6,097,962
	AMERCO	96,508	51,678,104
#*	American Superconductor Corp.	38,041	202,759
#*	American Woodmark Corp.	122,836	5,754,867
*	API Group Corp.	76,323	1,416,555
#	Apogee Enterprises, Inc.	225,026	9,901,144
	Applied Industrial Technologies, Inc.	100,759	10,548,460
	ARC Document Solutions, Inc.	5,620	21,356
#	ArcBest Corp.	237,321	17,125,083
	Arcosa, Inc.	414,930	22,211,203
#	Argan, Inc.	149,829	5,510,711
#*	Armstrong Flooring, Inc.	71,513	117,281
*	ASGN, Inc.	95,593	10,845,026
	Astec Industries, Inc.	244,135	9,545,678
*	Astronics Corp.	213,265	2,066,538
*	Astronics Corp., Class B	5,303	56,954
#*	Atlas Air Worldwide Holdings, Inc.	297,547	20,512,890
*	Avalon Holdings Corp., Class A	11,325	36,240
*	AZEK Co., Inc.	13,265	281,749
	AZZ, Inc.	129,310	5,901,708
	Barnes Group, Inc.	400,705	13,455,674
	Barrett Business Services, Inc.	15,551	1,119,205
*	Beacon Roofing Supply, Inc.	562,607	33,548,255
	BGSF, Inc.	46,444	567,081
#*	BlueLinx Holdings, Inc.	5,709	380,619
#	Boise Cascade Co.	310,473	23,465,549
	Brady Corp., Class A	72,157	3,229,026
*	BrightView Holdings, Inc.	105,077	1,330,275
#*	Broadwind, Inc.	28,680	51,911
*	Builders FirstSource, Inc.	683,763	42,099,288
*	CACI International, Inc., Class A	71,723	19,028,112
	Carlisle Cos., Inc.	9,415	2,441,874
*	CBIZ, Inc.	452,368	18,949,696
#*	CECO Environmental Corp.	376,273	1,787,297
	Chicago Rivet & Machine Co.	2,571	67,077
#*	CIRCOR International, Inc.	115,743	2,274,350
*	Civeo Corp.	57,766	1,501,916
#*	Clarivate PLC	1,744	27,346

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Clean Harbors, Inc.	309,780	$32,505,215
	Columbus McKinnon Corp.	215,851	7,651,918
	Comfort Systems USA, Inc.	81,274	6,861,151
*	Commercial Vehicle Group, Inc.	162,513	1,166,843
#	CompX International, Inc.	10,736	227,925
#*	Concrete Pumping Holdings, Inc.	56,746	316,643
#*	Construction Partners, Inc., Class A	1,516	39,128
#*	Copa Holdings SA, Class A.	32,250	2,430,683
*	Cornerstone Building Brands, Inc.	93,763	2,286,880
	Costamare, Inc.	742,348	9,954,887
#	Covenant Logistics Group, Inc.	157,951	3,244,314
*	CPI Aerostructures, Inc.	34,845	87,113
	CRA International, Inc.	65,096	5,361,958
	Curtiss-Wright Corp.	4,751	678,965
#	Deluxe Corp.	64,235	1,739,484
*	DLH Holdings Corp.	2,063	31,151
*	Ducommun, Inc.	118,941	6,074,317
*	DXP Enterprises, Inc.	192,006	4,537,102
*	Dycom Industries, Inc.	252,165	21,411,330
#	Eagle Bulk Shipping, Inc.	49,648	3,090,092
#	Eastern Co	40,636	938,692
	EMCOR Group, Inc.	120,334	12,813,164
#	Encore Wire Corp.	180,873	20,404,283
#	Enerpac Tool Group Corp.	68,679	1,379,074
	EnerSys.	161,312	10,559,484
	Eneti, Inc.	77,623	469,619
#	Ennis, Inc.	278,259	4,799,968
	EnPro Industries, Inc.	84,419	7,868,695
*	Esab Corp.	350,178	16,458,366
	ESCO Technologies, Inc.	210,028	13,116,249
*	Espey Manufacturing & Electronics Corp.	8,752	114,301
	Federal Signal Corp.	495,967	16,877,757
#*	Fluor Corp.	528,736	13,086,216
	Forward Air Corp.	73,984	7,174,228
#*	FTI Consulting, Inc.	30,352	4,786,814
*	Gates Industrial Corp. PLC	271,063	3,456,053
	GATX Corp.	338,869	35,035,666
	Genco Shipping & Trading Ltd.	415,815	9,160,404
*	Gencor Industries, Inc.	87,610	877,852
*	Gibraltar Industries, Inc.	269,273	10,189,290
*	GMS, Inc.	344,875	16,536,756
#	Gorman-Rupp Co.	277,388	8,837,582
#	Graham Corp.	74,128	540,393
#	Granite Construction, Inc.	443,364	13,145,743
*	Great Lakes Dredge & Dock Corp.	611,008	8,438,020
#	Greenbrier Cos., Inc.	346,999	14,820,327
	Griffon Corp.	390,762	7,311,157
*	Harsco Corp.	424,316	4,336,510
#*	Hawaiian Holdings, Inc.	554,359	9,401,929
#	Healthcare Services Group, Inc.	22,983	392,779
	Heartland Express, Inc.	616,393	8,506,223
	Heidrick & Struggles International, Inc.	187,375	5,988,505
	Helios Technologies, Inc.	81,463	5,472,684
#	Herc Holdings, Inc.	108,215	13,832,041
*	Heritage-Crystal Clean, Inc.	87,954	2,401,144
*	Hill International, Inc.	180,460	223,770
	Hillenbrand, Inc.	140,347	5,728,965
#	HNI Corp.	40,155	1,431,124
*	Hub Group, Inc., Class A	305,591	20,523,492

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hudson Global, Inc.	7,200	$237,384
*	Hudson Technologies, Inc.	114,327	767,134
	Hurco Cos., Inc.	56,348	1,598,593
*	Huron Consulting Group, Inc.	247,726	12,827,252
*	Huttig Building Products, Inc.	5,028	53,699
	Hyster-Yale Materials Handling, Inc.	141,875	4,358,400
	ICF International, Inc.	145,185	14,345,730
*	IES Holdings, Inc.	8,144	238,619
#	Insteel Industries, Inc.	174,970	7,422,227
	Interface, Inc.	255,697	3,244,795
*	JELD-WEN Holding, Inc.	460,734	9,578,660
#*	JetBlue Airways Corp.	308,543	3,397,058
	Kadant, Inc.	36,619	6,774,515
	Kaman Corp.	250,359	9,766,505
#*	KAR Auction Services, Inc.	340,113	4,986,057
	Kelly Services, Inc., Class A	382,979	7,387,665
	Kennametal, Inc.	595,889	15,332,224
	Kimball International, Inc., Class B	276,104	2,120,479
*	Kirby Corp.	355,846	23,201,159
	Knight-Swift Transportation Holdings, Inc.	1,216,656	58,265,656
	Korn Ferry	464,824	28,558,787
*	Kratos Defense & Security Solutions, Inc.	53,213	807,241
*	Lawson Products, Inc.	42,788	1,625,516
*	LB Foster Co., Class A	98,520	1,398,984
*	Limbach Holdings, Inc.	97,960	616,658
*	LS Starrett Co., Class A	3,180	21,338
	LSI Industries, Inc.	241,048	1,733,135
#*	Manitex International, Inc.	53,843	415,668
*	Manitowoc Co., Inc.	374,120	4,953,349
	ManpowerGroup, Inc.	59,087	5,329,647
	ManTech International Corp., Class A	224,961	18,073,367
	Marten Transport Ltd.	556,139	9,665,696
*	Masonite International Corp.	103,155	7,996,576
*	MasTec, Inc.	524,418	37,763,340
#*	Mastech Digital, Inc.	9,609	176,998
*	Matrix Service Co.	268,540	1,826,072
	Matson, Inc.	332,823	28,629,434
	Matthews International Corp., Class A	272,931	8,136,073
	Maxar Technologies, Inc.	250,835	8,079,395
#*	Mayville Engineering Co., Inc.	25,359	209,973
	McGrath RentCorp.	201,289	16,799,580
	MDU Resources Group, Inc.	817,274	21,052,978
*	Mercury Systems, Inc.	31,226	1,742,099
#*	Mesa Air Group, Inc.	152,805	519,537
	Miller Industries, Inc.	118,676	3,181,704
#	MillerKnoll, Inc.	110,207	3,496,868
#*	Mistras Group, Inc.	216,436	1,231,521
	Moog, Inc., Class A	227,022	18,132,247
*	MRC Global, Inc.	565,358	6,778,642
#	Mueller Industries, Inc.	311,050	16,843,357
	Mueller Water Products, Inc., Class A	338,071	4,066,994
*	MYR Group, Inc.	163,876	12,960,953
	National Presto Industries, Inc.	71,381	5,077,331
	Nielsen Holdings PLC	1,092,240	29,282,954
#	NL Industries, Inc.	64,362	442,811
#*	NN, Inc.	337,658	1,023,104
#*	Northwest Pipe Co.	105,170	2,809,091
*	NOW, Inc.	913,073	9,952,496
*	NV5 Global, Inc.	60,833	7,287,793

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	nVent Electric PLC	314,551	$10,625,533
#*	Orion Energy Systems, Inc.	63,129	169,817
#*	Orion Group Holdings, Inc.	334,711	890,331
	Oshkosh Corp.	193,965	17,930,125
	Owens Corning	140,601	12,784,849
*	P&F Industries, Inc., Class A	1,458	8,588
#*	PAM Transportation Services, Inc.	116,332	3,535,329
	Pangaea Logistics Solutions Ltd.	39,093	186,865
#	Park Aerospace Corp.	198,178	2,318,683
#	Park-Ohio Holdings Corp.	122,974	1,179,321
*	Parsons Corp.	83,851	3,096,617
	Patriot Transportation Holding, Inc.	5,926	46,815
#*	Performant Financial Corp.	5,582	12,783
#*	Perma-Fix Environmental Services, Inc.	15,435	87,825
*	Perma-Pipe International Holdings, Inc.	30,152	366,648
*	PGT Innovations, Inc.	299,305	5,318,650
#	Powell Industries, Inc.	125,532	2,422,768
#	Preformed Line Products Co.	42,134	2,506,973
#	Primoris Services Corp.	513,769	11,909,165
*	Proto Labs, Inc.	64,074	2,730,193
*	Quad/Graphics, Inc.	301,263	2,042,563
	Quanex Building Products Corp.	357,625	6,873,552
*	Quest Resource Holding Corp.	3,236	17,733
*	Radiant Logistics, Inc.	462,785	2,670,269
#*	RCM Technologies, Inc.	69,282	1,211,049
	Regal Rexnord Corp.	217,959	27,733,103
*	Resideo Technologies, Inc.	589,103	13,248,926
	Resources Connection, Inc.	358,072	6,155,258
#	REV Group, Inc.	253,748	3,024,676
	Rush Enterprises, Inc., Class A	317,851	16,172,259
	Rush Enterprises, Inc., Class B	46,872	2,270,948
	Ryder System, Inc.	391,993	27,400,311
	Schneider National, Inc., Class B.	384,574	9,087,484
	Science Applications International Corp.	45,324	3,772,317
*	Sensata Technologies Holding PLC	419,323	19,041,457
*	SIFCO Industries, Inc.	17,808	72,657
*	SkyWest, Inc.	511,051	14,897,137
	Snap-on, Inc.	118,338	25,145,642
*	SP Plus Corp.	52,119	1,485,392
*	Spirit Airlines, Inc.	856,924	20,231,976
	Standex International Corp.	30,247	2,844,428
	Steelcase, Inc., Class A	876,811	10,284,993
*	Sterling Construction Co., Inc.	231,023	5,288,116
#*	Team, Inc.	21,783	31,368
	Tennant Co.	4,645	299,974
	Terex Corp.	534,528	18,173,952
#	Textainer Group Holdings Ltd.	388,298	13,023,515
*	Thermon Group Holdings, Inc.	341,618	5,124,270
	Timken Co.	349,333	20,135,554
*	Titan International, Inc.	913,866	12,666,183
*	Titan Machinery, Inc.	243,054	5,731,213
#	Trinity Industries, Inc.	884,219	24,528,235
	Triton International Ltd.	638,542	39,008,531
*	TrueBlue, Inc.	371,966	9,511,171
*	Tutor Perini Corp.	560,512	5,195,946
*	Twin Disc, Inc.	80,603	1,127,636
*	U.S. Ecology, Inc.	28,351	1,360,564
#*	U.S. Xpress Enterprises, Inc., Class A	86,544	286,461
	UFP Industries, Inc.	438,505	33,927,132

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ultralife Corp.	140,356	$693,359
	UniFirst Corp.	65,842	11,344,577
*	Univar Solutions, Inc.	425,434	12,388,638
	Universal Logistics Holdings, Inc.	65,111	1,320,451
*	USA Truck, Inc.	97,993	1,608,065
*	Vectrus, Inc.	124,281	4,486,544
*	Veritiv Corp.	190,197	26,730,286
*	Viad Corp.	68,403	2,240,198
*	Vidler Water Resouces, Inc.	125,161	1,970,034
*	Virco Mfg. Corp.	19,199	53,373
	VSE Corp.	105,813	4,582,761
	Wabash National Corp.	514,984	7,369,421
#	Werner Enterprises, Inc.	512,007	20,290,837
*	WESCO International, Inc.	323,416	39,864,256
*	Westwater Resources, Inc.	11,272	14,541
#*	Willdan Group, Inc.	24,706	664,097
#*	Willis Lease Finance Corp.	16,381	509,449
*	WillScot Mobile Mini Holdings Corp.	736,467	25,849,992

TOTAL INDUSTRIALS			2,137,361,577

INFORMATION TECHNOLOGY — (8.4%)
#*	3D Systems Corp.	79,288	899,126
*	ACI Worldwide, Inc.	22,888	632,167
*††^	Actua Corp.	92,463	0
	ADTRAN, Inc.	480,547	8,356,712
*	Airgain, Inc.	21,050	178,294
*	Alithya Group, Inc., Class A	62,439	142,361
*	Alpha & Omega Semiconductor Ltd.	246,779	10,586,819
	Amkor Technology, Inc.	2,212,058	41,608,811
#*	Amtech Systems, Inc.	150,883	1,374,544
#*	Applied Optoelectronics, Inc.	84,800	217,936
*	Arrow Electronics, Inc.	701,840	82,718,862
*	AstroNova, Inc.	63,885	860,531
*	Asure Software, Inc.	82,769	501,580
*	Avaya Holdings Corp.	42,872	396,566
*	Aviat Networks, Inc.	45,784	1,368,942
	Avnet, Inc.	871,520	38,050,563
#*	Aware, Inc.	214,128	599,558
*	Axcelis Technologies, Inc.	298,367	16,246,083
*	AXT, Inc.	462,071	2,726,219
#	Bel Fuse, Inc., Class A	3,065	66,909
	Bel Fuse, Inc., Class B	109,263	1,782,080
	Belden, Inc.	166,016	8,571,406
#	Benchmark Electronics, Inc.	380,792	9,047,618
	BK Technologies Corp.	8,250	19,058
#*	BM Technologies, Inc.	61,728	469,133
	Bread Financial Holdings, Inc.	76,906	4,214,449
*	Brightcove, Inc.	31,530	222,287
	Cass Information Systems, Inc.	41,151	1,592,955
#*	Cerence, Inc.	27,601	814,230
*	CEVA, Inc.	14,986	544,591
*	ChannelAdvisor Corp.	40,686	590,354
*	Ciena Corp.	28,086	1,549,505
*	Cognyte Software Ltd.	12,013	81,448
#*	Cohu, Inc.	434,295	11,534,875
*	Computer Task Group, Inc.	164,216	1,568,263
	Comtech Telecommunications Corp.	285,793	3,886,785
	Concentrix Corp.	309,665	48,766,044
*	Conduent, Inc.	1,336,498	7,524,484

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Consensus Cloud Solutions, Inc.	7,412	$390,761
	CSG Systems International, Inc.	40,569	2,493,776
*	CSP, Inc.	5,024	35,319
	CTS Corp.	194,516	6,880,031
*	CyberOptics Corp.	71,450	3,030,194
*	Daktronics, Inc.	417,732	1,399,402
*	Data I/O Corp.	68,369	228,352
*	Digi International, Inc.	334,790	6,334,227
*	Diodes, Inc.	306,768	22,403,267
*	DXC Technology Co.	1,099,831	31,565,150
#	Ebix, Inc.	91,188	2,717,402
#*	EMCORE Corp.	284,403	981,190
*	ePlus, Inc.	198,749	11,225,344
*	Fabrinet.	310,576	30,495,457
*	FARO Technologies, Inc.	23,744	814,182
*	First Solar, Inc.	334,839	24,453,292
*	Flex Ltd.	2,358,817	38,896,892
*	FormFactor, Inc.	241,535	9,204,899
*	Frequency Electronics, Inc.	50,425	408,947
*	Genasys, Inc.	13,137	41,250
#*	GSI Technology, Inc.	139,660	513,949
*	GTY Technology Holdings, Inc.	54,618	332,624
	Hackett Group, Inc.	26,240	616,378
#*	Harmonic, Inc.	930,584	7,723,847
#*	I3 Verticals, Inc., Class A	5,954	163,437
*	Ichor Holdings Ltd.	151,656	4,414,706
#*	Immersion Corp.	30,075	140,450
	Information Services Group, Inc.	19,238	120,622
#*	Insight Enterprises, Inc.	254,335	25,273,269
#	InterDigital, Inc.	84,811	4,821,505
*	inTEST Corp.	116,247	921,839
#*	Intevac, Inc.	154,135	784,547
*	Issuer Direct Corp.	7,126	170,098
#*	Iteris, Inc.	39,615	102,207
*	Itron, Inc.	56,047	2,677,926
	Jabil, Inc.	673,462	38,878,961
	Juniper Networks, Inc.	502,613	15,842,362
*	Key Tronic Corp.	72,148	387,435
*	Kimball Electronics, Inc.	270,534	4,826,327
#*	Knowles Corp.	883,092	16,354,864
#	Kulicke & Soffa Industries, Inc.	462,183	21,449,913
#*	KVH Industries, Inc.	204,129	1,626,908
#*	Lantronix, Inc.	7,236	38,061
#*	LightPath Technologies, Inc., Class A	29,747	47,000
*	LogicMark, Inc.	4,749	8,548
#*	Luna Innovations, Inc.	108,235	597,457
*	Magnachip Semiconductor Corp.	4,440	81,208
*	Mandiant, Inc.	66,739	1,466,923
	Maximus, Inc.	32,637	2,378,585
#	Methode Electronics, Inc.	351,053	15,660,474
*	N-Able, Inc.	1,913	19,130
*	NeoPhotonics Corp.	509,074	7,707,380
#*	NETGEAR, Inc.	315,025	6,836,042
#*	NetScout Systems, Inc.	693,896	21,371,997
#*	NetSol Technologies, Inc.	2,106	7,961
	Network-1 Technologies, Inc.	110,240	271,190
*	OLB Group, Inc.	19,019	26,627
*	OneSpan, Inc.	124,100	1,753,533
*	Onto Innovation, Inc.	242,137	17,225,626

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Optical Cable Corp.	55,866	$216,201
*	OSI Systems, Inc.	144,793	11,453,126
#*	Park City Group, Inc.	3,700	17,945
*	Paya Holdings, Inc.	42,030	213,933
	PC Connection, Inc.	152,450	7,544,750
	PC-Tel, Inc.	141,571	603,092
*	PDF Solutions, Inc.	51,256	1,191,702
#*	PFSweb, Inc.	4,973	56,444
*	Photronics, Inc.	600,814	9,006,202
#	Pineapple Energy, Inc.	16,503	50,169
*	Plexus Corp.	226,602	18,386,486
#*	Powerfleet, Inc.	14,295	37,739
#*	Rackspace Technology, Inc.	156,997	1,552,700
#*	Rambus, Inc.	375,971	9,365,438
*	RealNetworks, Inc.	29,105	14,695
*	RF Industries Ltd.	71,364	472,430
*	Ribbon Communications, Inc.	642,248	2,215,756
#	Richardson Electronics Ltd.	124,103	1,486,754
*	Rogers Corp.	140,207	37,956,839
*	Rubicon Technology, Inc.	262	2,405
*	Sanmina Corp.	665,560	27,214,748
#	Sapiens International Corp. NV	9,258	215,156
*	ScanSource, Inc.	275,393	9,429,456
*	SecureWorks Corp., Class A	18,279	201,800
*	SigmaTron International, Inc.	5,630	37,496
#*††^	Silicon Graphics, Inc.	494	0
*	Smith Micro Software, Inc.	54,517	167,912
	SolarWinds Corp.	133,336	1,649,366
#*	StarTek, Inc.	66,756	250,335
*	Stratasys Ltd.	434,201	8,419,157
*	Super Micro Computer, Inc.	379,475	15,975,897
#*	Synchronoss Technologies, Inc.	158,649	203,071
	Taitron Components, Inc., Class A	12,497	44,364
	TD SYNNEX Corp.	385,268	38,561,474
*	TESSCO Technologies, Inc.	98,276	588,182
*	Trio-Tech International	3,288	16,802
*	TSR, Inc.	3,389	28,807
#*	TTM Technologies, Inc.	1,047,704	14,615,471
#*	Turtle Beach Corp.	94,009	1,564,310
*	Ultra Clean Holdings, Inc.	366,891	11,435,992
*	Upland Software, Inc.	55,930	834,476
#*	Veeco Instruments, Inc.	413,741	9,482,944
#*	Verint Systems, Inc.	47,157	2,572,886
#*	Viasat, Inc.	208,772	7,684,897
	Vishay Intertechnology, Inc.	1,221,231	22,751,534
*	Vishay Precision Group, Inc.	137,294	4,284,946
	Wayside Technology Group, Inc.	24,949	854,503
#*	WidePoint Corp.	8,081	26,748
*	Wireless Telecom Group, Inc.	23,991	37,666
	Xerox Holdings Corp.	1,525,392	26,541,821
	Xperi Holding Corp.	716,857	11,182,969

TOTAL INFORMATION TECHNOLOGY			1,046,673,390

MATERIALS — (9.3%)
*	Advanced Emissions Solutions, Inc.	34,105	206,335
	AdvanSix, Inc.	211,734	9,430,632
#*	AgroFresh Solutions, Inc.	197,305	366,987
	Alcoa Corp.	1,140,009	77,292,610
#*	Allegheny Technologies, Inc.	133,799	3,636,657

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	American Vanguard Corp.	324,315	$6,940,341
#*	Ampco-Pittsburgh Corp.	62,134	348,572
*	Arconic Corp.	86,094	2,166,125
#	Ashland Global Holdings, Inc.	336,945	35,369,117
	Avient Corp.	2,543	125,217
*	Berry Global Group, Inc.	185,364	10,445,261
#	Cabot Corp.	268,364	17,671,769
	Caledonia Mining Corp. PLC	2,000	28,020
#	Carpenter Technology Corp.	452,870	17,290,577
*	Century Aluminum Co.	264,853	4,468,070
	Chase Corp.	9,085	766,411
*	Clearwater Paper Corp.	177,887	5,889,839
*	Cleveland-Cliffs, Inc.	130,558	3,327,923
#*	Coeur Mining, Inc.	1,644,651	5,970,083
	Commercial Metals Co.	998,733	40,948,053
*	Core Molding Technologies, Inc.	39,694	396,940
	Ecovyst, Inc.	223,864	2,252,072
	Element Solutions, Inc.	1,485,063	30,621,999
*††^	Ferroglobe Representation & Warranty Insurance Trust	92,458	0
*	Flexible Solutions International, Inc.	27,598	77,550
*	Flotek Industries, Inc.	13,748	18,147
	Fortitude Gold Corp.	108,769	737,454
	Friedman Industries, Inc.	72,133	668,673
	FutureFuel Corp.	464,781	4,420,067
#*	GCP Applied Technologies, Inc.	89,700	2,813,889
	Glatfelter Corp.	442,938	4,872,318
#	Gold Resource Corp.	252,140	461,416
	Graphic Packaging Holding Co.	1,752,719	38,209,274
	Greif, Inc., Class A	202,581	12,292,615
	Greif, Inc., Class B	36,792	2,147,181
	Hawkins, Inc.	196,376	7,320,897
#	Haynes International, Inc.	147,347	5,758,321
	HB Fuller Co.	389,355	25,969,979
#	Hecla Mining Co.	4,814,358	25,082,805
	Huntsman Corp.	1,829,461	61,963,844
	Innospec, Inc.	214,823	20,474,780
#*	Intrepid Potash, Inc.	127,168	9,738,526
	Kaiser Aluminum Corp.	90,908	8,772,622
	Koppers Holdings, Inc.	71,282	1,729,301
#	Kronos Worldwide, Inc.	343,827	5,233,047
	Materion Corp.	161,441	13,746,701
	Mercer International, Inc.	667,979	10,694,344
	Minerals Technologies, Inc.	308,251	19,607,846
	Mosaic Co.	631,580	39,423,224
	Myers Industries, Inc.	32,819	719,721
	Neenah, Inc.	60,142	2,129,027
#	Nexa Resources SA	59,531	557,210
	Northern Technologies International Corp.	28,308	327,524
	Olin Corp.	1,023,815	58,766,981
	Olympic Steel, Inc.	115,678	3,971,226
	Ramaco Resources, Inc.	1,595	25,345
*	Ranpak Holdings Corp.	16,317	246,060
*	Rayonier Advanced Materials, Inc.	592,083	3,037,386
	Reliance Steel & Aluminum Co.	529,742	105,021,352
	Resolute Forest Products, Inc.	792,851	11,052,343
	Ryerson Holding Corp.	66,335	2,441,791
#	Schnitzer Steel Industries, Inc., Class A	288,807	13,178,263
	Schweitzer-Mauduit International, Inc.	323,772	8,146,104
	Sensient Technologies Corp.	52,211	4,417,051

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Silgan Holdings, Inc.	26,744	$1,186,631
#	Sonoco Products Co.	273,808	16,951,453
	Steel Dynamics, Inc.	1,207,024	103,502,308
	Stepan Co.	179,507	18,329,460
*	Summit Materials, Inc., Class A	806,317	22,415,613
#	SunCoke Energy, Inc.	638,592	5,313,085
*	Synalloy Corp.	68,189	1,117,618
#*	TimkenSteel Corp.	492,087	10,171,438
*	Trecora Resources.	227,087	2,211,827
	Tredegar Corp.	308,874	3,536,607
	TriMas Corp.	99,204	2,930,486
	Trinseo PLC.	228,630	10,848,494
	Tronox Holdings PLC, Class A	875,801	15,063,777
	U.S. Steel Corp.	581,437	17,728,014
	United States Lime & Minerals, Inc.	34,268	3,752,689
*	Universal Stainless & Alloy Products, Inc.	70,018	609,157
*	Venator Materials PLC	308,773	574,318
	Warrior Met Coal, Inc.	156,603	5,335,464
	Westlake Corp.	623,486	78,902,153
	WestRock Co.	258,002	12,778,839
#	Worthington Industries, Inc.	267,789	12,738,723

TOTAL MATERIALS			1,158,229,969

REAL ESTATE — (0.9%)
#*	AMREP Corp.	7,243	93,145
#*	Cushman & Wakefield PLC	261,516	4,681,136
*	Five Point Holdings LLC, Class A	52,798	308,868
*	Forestar Group, Inc.	117,688	1,919,491
*	FRP Holdings, Inc.	52,516	2,967,679
*	Howard Hughes Corp.	199,627	20,020,592
	Indus Realty Trust, Inc.	399	28,509
*	Jones Lang LaSalle, Inc.	229,654	50,232,219
	Kennedy-Wilson Holdings, Inc.	110,753	2,497,480
	Marcus & Millichap, Inc.	142,394	6,377,827
	Newmark Group, Inc., Class A	90,221	1,096,185
*	Rafael Holdings, Inc., Class B	43,651	93,850
	RE/MAX Holdings, Inc., Class A	193,997	4,551,170
*	Realogy Holdings Corp.	1,111,312	12,179,980
#*	Stratus Properties, Inc.	9,359	393,078
*	Tejon Ranch Co.	281,638	5,156,792
#*	Trinity Place Holdings, Inc.	27,774	36,662

TOTAL REAL ESTATE			112,634,663

UTILITIES — (0.5%)
	Brookfield Renewable Corp., Class A	107,614	3,863,343
	Genie Energy Ltd., Class B	167,221	1,085,264
	Macquarie Infrastructure Holdings LLC	602,088	2,257,830
#	New Jersey Resources Corp.	167,082	7,211,259
	NRG Energy, Inc.	91,883	3,298,600
#	Ormat Technologies, Inc.	48,472	3,766,274
	Vistra Corp.	1,668,770	41,752,625

TOTAL UTILITIES			63,235,195

TOTAL COMMON STOCKS			11,731,288,068

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%.	17,874	$484,564

CONSUMER DISCRETIONARY — (0.0%)
# QurateRetail, Inc., 8.000%	7,226	588,774

INDUSTRIALS — (0.1%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	174,585	4,984,402

TOTAL PREFERRED STOCKS		6,057,740

TOTAL INVESTMENT SECURITIES (Cost $8,115,789,505)		11,737,345,808

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.290%	123,904,550	123,904,550

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	46,491,213	537,763,858

TOTAL INVESTMENTS — (100.0%) (Cost $8,777,444,434)		$12,399,014,216

As of April 30, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	528	06/17/22	$113,510,196	$108,966,000	$(4,544,196)

Total Futures Contracts			$113,510,196	$108,966,000	$(4,544,196)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$319,193,746	—	$80,910	$319,274,656
Consumer Discretionary	1,431,427,352	—	23,663	1,431,451,015
Consumer Staples	617,788,211	$10,546	—	617,798,757
Energy	1,162,514,421	—	—	1,162,514,421
Financials	3,101,950,697	135,973	—	3,102,086,670
Health Care.	574,061,909	—	5,965,846	580,027,755
Industrials	2,137,361,577	—	—	2,137,361,577
Information Technology.	1,046,673,390	—	—	1,046,673,390
Materials	1,158,229,969	—	—	1,158,229,969
Real Estate	112,634,663	—	—	112,634,663
Utilities	63,235,195	—	—	63,235,195
Preferred Stocks
Communication Services	484,564	—	—	484,564
Consumer Discretionary	588,774	—	—	588,774
Industrials	4,984,402	—	—	4,984,402
Temporary Cash Investments	123,904,550	—	—	123,904,550

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$537,763,858	—	$537,763,858
Futures Contracts**	$(4,544,196)	—	—	(4,544,196)

TOTAL	$11,850,489,224	$537,910,377	$6,070,419^	$12,394,470,020

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.3%)
#*	AMC Networks, Inc., Class A	116,836	$3,812,359
	ATN International, Inc.	374,538	14,794,251
*	Audacy, Inc.	19,299	49,019
*	Ballantyne Strong, Inc.	263,147	802,598
*	Beasley Broadcast Group, Inc., Class A	53,843	90,995
#*	Boston Omaha Corp., Class A	77,062	1,605,972
#*	Cars.com, Inc.	667,519	7,422,811
*	comScore, Inc.	160,995	325,210
#*	Consolidated Communications Holdings, Inc.	1,160,807	6,906,802
*	Cumulus Media, Inc., Class A	69,453	956,368
*	Daily Journal Corp.	763	196,205
#	DallasNews Corp.	11,910	78,606
*	DHI Group, Inc.	589,366	3,276,875
#*	EchoStar Corp., Class A	390,064	9,107,994
	Entravision Communications Corp., Class A	779,989	4,032,543
#*	EW Scripps Co., Class A	1,580,975	26,022,849
#*	Fluent, Inc.	54,029	72,399
*	Gaia, Inc.	7,204	35,588
#*	Gannett Co., Inc.	1,187,627	4,762,384
#	Gray Television, Inc.	2,010,667	37,237,553
	Gray Television, Inc., Class A	16,092	275,678
#*	Hemisphere Media Group, Inc.	38,247	148,781
*	Liberty Latin America Ltd., Class A	773,132	7,143,740
*	Liberty Latin America Ltd., Class C	2,060,670	19,040,591
#*	Lions Gate Entertainment Corp., Class A.	1,116,286	15,058,698
*	Lions Gate Entertainment Corp., Class B	1,168,734	14,690,986
*	Loyalty Ventures, Inc.	102,633	1,312,676
#*	Marcus Corp.	284,812	4,480,093
††^	Media General, Inc.	564,216	69,794
#	Nexstar Media Group, Inc., Class A	135,651	21,489,831
*	QuinStreet, Inc.	18,840	179,168
#*	Reading International, Inc., Class A	32,692	130,441
	Saga Communications, Inc., Class A	157,074	3,570,292
*	Salem Media Group, Inc.	7,532	21,918
#	Scholastic Corp.	963,323	35,498,453
	Shenandoah Telecommunications Co.	56,570	1,142,714
	Spok Holdings, Inc.	354,033	2,435,747
	TEGNA, Inc.	1,067,091	23,529,357
#	Telephone & Data Systems, Inc.	2,222,377	40,713,947
*	Townsquare Media, Inc., Class A	28,860	314,574
*	TrueCar, Inc.	62,688	224,423
*	U.S. Cellular Corp.	655,249	18,858,066
*	Urban One, Inc.	34,034	205,565
*	Urban One, Inc.	5,998	48,524
*	Ziff Davis, Inc.	7,533	665,616

TOTAL COMMUNICATION SERVICES			332,839,054

CONSUMER DISCRETIONARY — (12.3%)
#	Aaron’s Co., Inc.	287,425	5,900,835
#*	Abercrombie & Fitch Co., Class A	1,186,438	41,027,026
#	Academy Sports & Outdoors, Inc.	335,456	12,532,636
*	Adient PLC	294,561	10,056,313
#	ADT, Inc.	154,210	1,056,339

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Adtalem Global Education, Inc.	1,357,753	$39,795,740
	AMCON Distributing Co.	4,146	694,248
#*	American Axle & Manufacturing Holdings, Inc.	1,157,837	7,664,881
#	American Eagle Outfitters, Inc.	978,521	14,785,452
#*	American Outdoor Brands, Inc.	324,641	4,090,477
#*	American Public Education, Inc.	357,984	6,959,209
#*	America’s Car-Mart, Inc.	20,799	1,681,599
#*	AutoNation, Inc.	338,541	39,240,287
#*	Barnes & Noble Education, Inc.	819,706	2,491,906
#	Bassett Furniture Industries, Inc.	204,171	3,381,072
*	Beazer Homes USA, Inc.	64,475	972,283
#	Big Lots, Inc.	490,705	15,162,784
*	Biglari Holdings, Inc., Class A	806	550,708
*	Biglari Holdings, Inc., Class B	2,361	322,017
*	BJ’s Restaurants, Inc.	41,182	1,144,448
	Bluegreen Vacations Holding Corp.	48,785	1,283,046
	Build-A-Bear Workshop, Inc.	163,682	3,100,137
#	Caleres, Inc.	130,059	2,982,253
#*	Callaway Golf Co.	248,816	5,459,023
#	Canterbury Park Holding Corp.	15,171	468,784
	Carriage Services, Inc.	188,437	8,082,063
#	Carrols Restaurant Group, Inc.	264,361	422,978
#	Cato Corp., Class A	422,384	5,723,303
#	Century Communities, Inc.	742,760	39,158,307
*	Charles & Colvard Ltd.	18,002	25,203
#*	Chuy’s Holdings, Inc.	25,511	638,030
#*	Conn’s, Inc.	663,187	10,378,877
#*	Container Store Group, Inc.	456,601	3,492,998
††^	Contra Zagg, Inc.	226,626	20,396
#*	Cooper-Standard Holdings, Inc.	61,606	284,004
#	Crown Crafts, Inc.	143,916	900,914
	Culp, Inc.	83,305	538,150
	Dana, Inc.	1,710,990	25,339,762
#*	Delta Apparel, Inc.	190,119	5,509,649
#	Dillard’s, Inc., Class A	315,176	95,753,621
*	Duluth Holdings, Inc., Class B	31,933	391,179
*	El Pollo Loco Holdings, Inc.	155,992	1,661,315
#	Escalade, Inc.	48,774	641,378
#	Ethan Allen Interiors, Inc.	490,273	11,639,081
*	Fiesta Restaurant Group, Inc.	44,463	302,348
	Flanigan’s Enterprises, Inc.	4,740	176,328
#	Flexsteel Industries, Inc.	130,067	2,821,153
#	Foot Locker, Inc.	1,653,097	48,452,273
#*	Fossil Group, Inc.	625,239	6,177,361
#*	Full House Resorts, Inc.	102,470	927,354
#	Gap, Inc.	722,337	8,971,426
#*	Genesco, Inc.	138,515	8,592,085
*	G-III Apparel Group Ltd.	1,074,225	28,445,478
*	Goodyear Tire & Rubber Co.	4,655,406	62,010,008
#*	GoPro, Inc., Class A	61,371	547,429
	Graham Holdings Co., Class B	89,517	53,027,185
*	Grand Canyon Education, Inc.	143,759	13,796,551
*	Green Brick Partners, Inc.	584,289	11,510,493
#	Group 1 Automotive, Inc.	366,994	63,908,335
	Guess?, Inc.	915,460	20,570,386
#	Hamilton Beach Brands Holding Co., Class A	3,359	31,440
#	Harley-Davidson, Inc.	226,963	8,272,801
#	Haverty Furniture Cos., Inc.	351,900	8,737,677
	Haverty Furniture Cos., Inc., Class A	5,701	140,131

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Hibbett, Inc.	113,895	$4,917,986
#	Hooker Furnishings Corp.	280,661	4,731,944
#*	iMedia Brands, Inc.	23,825	87,914
*	iRobot Corp.	45,187	2,288,722
	Johnson Outdoors, Inc., Class A	131,898	10,087,559
#	KB Home	487,270	15,802,166
	Kohl’s Corp.	753,238	43,597,415
#*	Lakeland Industries, Inc.	146,749	2,374,399
*	Lands’ End, Inc.	190,356	2,668,791
	Laureate Education, Inc., Class A	1,225,312	13,882,785
#	La-Z-Boy, Inc.	361,687	9,505,134
#*	Lazydays Holdings, Inc.	9,389	182,428
*	Legacy Housing Corp.	7,497	131,347
#*	LGI Homes, Inc.	81,259	7,614,781
	Lifetime Brands, Inc.	408,696	5,157,744
*	Lincoln Educational Services Corp.	10,493	75,025
*	Live Ventures, Inc.	701	26,778
#*	LL Flooring Holdings, Inc.	41,926	578,998
*	M/I Homes, Inc.	434,428	19,236,472
	Macy’s, Inc.	1,671,454	40,399,043
#*	MarineMax, Inc.	452,067	18,498,582
	Marriott Vacations Worldwide Corp.	234,015	34,945,460
	MDC Holdings, Inc.	1,508,691	55,685,785
*	Meritage Homes Corp.	575,946	47,544,342
*	Modine Manufacturing Co.	1,247,107	9,852,145
	Monro, Inc.	66,823	3,055,816
#*	Motorcar Parts of America, Inc.	415,243	6,315,846
#	Movado Group, Inc.	327,241	11,770,859
	Nobility Homes, Inc.	1,505	49,627
*	ODP Corp.	1,130,030	48,625,191
#*	Ollie’s Bargain Outlet Holdings, Inc.	8,848	425,146
#	OneWater Marine, Inc., Class A	1,561	51,029
	Patrick Industries, Inc.	19,281	1,200,242
	Penske Automotive Group, Inc.	931,568	97,646,958
*	Perdoceo Education Corp.	230,317	2,574,944
*	Playa Hotels & Resorts NV	130,033	1,227,512
*	Potbelly Corp.	75,882	488,680
	PVH Corp.	789,165	57,435,429
»	QEP Co., Inc.	24,256	591,846
	Qurate Retail, Inc., Class A	4,247,774	17,883,129
#	RCI Hospitality Holdings, Inc.	54,455	3,374,032
#	Rocky Brands, Inc.	201,457	7,758,109
#	Shoe Carnival, Inc.	534,145	16,125,838
#	Signet Jewelers Ltd.	208,386	14,628,697
#*	Skechers USA, Inc., Class A	284,151	10,882,983
#	Smith & Wesson Brands, Inc.	43,746	600,633
#	Sonic Automotive, Inc., Class A	350,962	14,933,433
*	Sportsman’s Warehouse Holdings, Inc.	98,799	949,458
	Standard Motor Products, Inc.	111,613	4,763,643
*	Stoneridge, Inc.	5,382	106,079
#	Strategic Education, Inc.	95,109	6,144,041
*	Strattec Security Corp.	79,722	2,826,145
*	Stride, Inc.	884,491	34,760,496
#	Superior Group of Cos., Inc.	241,201	3,835,096
#*	Superior Industries International, Inc.	129,165	417,203
*	Taylor Morrison Home Corp.	2,837,880	74,324,077
*	Terminix Global Holdings, Inc.	446,629	20,495,805
#	Thor Industries, Inc.	455,896	34,898,839
	Tile Shop Holdings, Inc.	1,968	11,769

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Tilly’s, Inc., Class A	578,356	$5,101,100
	Toll Brothers, Inc.	415,512	19,267,291
*	TravelCenters of America, Inc.	158,479	6,023,787
*	Tri Pointe Homes, Inc.	2,487,456	51,415,716
*	Unifi, Inc.	372,909	5,470,575
*	Universal Electronics, Inc.	88,821	2,620,219
*	Universal Technical Institute, Inc.	33,702	349,153
#*	Urban Outfitters, Inc.	1,030,239	24,519,688
#*	Vera Bradley, Inc.	776,027	4,772,566
#*	Vista Outdoor, Inc.	372,875	13,136,386
#*	VOXX International Corp.	148,631	1,125,137
#	Weyco Group, Inc.	97,765	2,405,997
#	Winnebago Industries, Inc.	113,011	6,009,925
*	Zovio, Inc.	301,818	220,267
#*	Zumiez, Inc.	519,328	19,022,985

TOTAL CONSUMER DISCRETIONARY			1,793,336,120

CONSUMER STAPLES — (4.5%)
	Alico, Inc.	32,665	1,295,821
	Andersons, Inc.	703,508	35,337,207
#*	BellRing Brands, Inc.	154,525	3,311,471
*	Bridgford Foods Corp.	13,817	179,621
#	Cal-Maine Foods, Inc.	150,131	8,066,539
#*	Central Garden & Pet Co.	162,438	7,113,160
#*	Central Garden & Pet Co., Class A	549,721	22,747,455
	Coffee Holding Co., Inc.	4,561	13,774
*	Coty, Inc., Class A	565,520	4,586,367
#	Edgewell Personal Care Co.	700,469	26,715,888
*	Farmer Bros Co.	33,123	208,012
	Fresh Del Monte Produce, Inc.	1,429,258	37,232,171
#*	HF Foods Group, Inc.	2,416	14,109
*	Hostess Brands, Inc.	2,975,460	67,513,187
#*††^	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	351,472	32,729,073
	Ingredion, Inc.	539,901	45,950,974
#*	Landec Corp.	500,340	4,978,383
*	Lifevantage Corp.	27,770	108,303
#	Limoneira Co.	81,802	976,716
	Mannatech, Inc.	723	23,794
#	MGP Ingredients, Inc.	15,147	1,383,375
*	Natural Alternatives International, Inc.	175,612	1,719,241
	Natural Grocers by Vitamin Cottage, Inc.	296,192	6,039,355
*	Nature’s Sunshine Products, Inc.	13,716	227,137
	Nu Skin Enterprises, Inc., Class A	72,698	3,099,843
	Ocean Bio-Chem, Inc.	6,071	47,111
#	Oil-Dri Corp. of America	95,098	2,372,695
*	Pilgrim’s Pride Corp.	494,751	14,026,191
*	Post Holdings, Inc.	121,886	9,067,099
	PriceSmart, Inc.	5,406	429,507
#*	Rite Aid Corp.	144,879	922,879
	Sanderson Farms, Inc.	139,100	26,341,367
	Seaboard Corp.	16,823	71,077,007
*	Seneca Foods Corp., Class A	193,515	10,498,189
*»	Seneca Foods Corp., Class B	24,020	1,340,316
*	Simply Good Foods Co.	61,473	2,560,350
#	SpartanNash Co.	826,965	28,348,360
#	Spectrum Brands Holdings, Inc.	196,511	16,717,191
#*	Sprouts Farmers Market, Inc.	99,252	2,957,710
#*	TreeHouse Foods, Inc.	370,339	11,665,678

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	1,221,520	$52,439,854
#	Universal Corp.	606,659	35,095,223
	Village Super Market, Inc., Class A	218,805	5,074,088
#	Weis Markets, Inc.	651,675	52,055,799
#*	Whole Earth Brands, Inc.	29,157	201,475
#*	Willamette Valley Vineyards, Inc.	8,826	81,905

TOTAL CONSUMER STAPLES			654,890,970

ENERGY — (10.7%)
	Adams Resources & Energy, Inc.	109,663	4,262,601
#*	Alto Ingredients, Inc.	411,516	2,374,447
	Antero Midstream Corp.	3,989,632	40,973,521
*	Antero Resources Corp.	3,656,737	128,717,142
	Archrock, Inc.	3,174,647	27,651,175
*	Ardmore Shipping Corp.	496,485	3,093,102
#	Berry Corp.	150,161	1,647,266
	Brigham Minerals, Inc., Class A	90,442	2,241,153
*	Bristow Group, Inc.	77,411	2,308,396
#*	Callon Petroleum Co.	109,645	5,621,499
#*	Centennial Resource Development, Inc., Class A	2,729,043	21,122,793
	ChampionX Corp.	422,399	8,912,619
#	Chesapeake Energy Corp.	379,760	31,147,915
	Civitas Resources, Inc.	410,618	24,070,427
*	CNX Resources Corp.	4,881,877	100,322,572
#*	Comstock Resources, Inc.	1,667,786	28,402,396
*	CONSOL Energy, Inc.	628,873	29,902,911
*	Delek U.S. Holdings, Inc.	466,312	11,284,750
#	DHT Holdings, Inc.	3,615,974	20,321,774
#*	DMC Global, Inc.	27,180	543,328
	Dorian LPG Ltd.	809,167	11,910,938
#*	Dril-Quip, Inc.	438,036	12,650,480
*	DTE Midstream LLC	230,213	12,373,949
#*	Earthstone Energy, Inc., Class A	197,198	2,660,201
#	EnLink Midstream LLC	1,514,643	14,949,526
	Equitrans Midstream Corp.	4,103,434	32,252,991
*	Exterran Corp.	502,250	3,410,278
#*	Geospace Technologies Corp.	98,156	567,342
#*	Green Plains, Inc.	845,334	23,728,525
#*	Hallador Energy Co.	42,081	179,265
#*	Helix Energy Solutions Group, Inc.	1,987,136	8,167,129
#	Helmerich & Payne, Inc.	1,573,210	72,414,856
*	HF Sinclair Corp.	1,962,156	74,601,171
#	International Seaways, Inc.	353,406	7,467,469
#*	Liberty Energy, Inc., Class A	513,373	8,285,840
#	Matador Resources Co.	1,385,059	67,618,580
*	Mexco Energy Corp.	16,960	272,208
#	Murphy Oil Corp.	3,134,039	119,344,205
#*	Nabors Industries Ltd.	16,310	2,521,852
	NACCO Industries, Inc., Class A	145,129	6,687,544
#*	National Energy Services Reunited Corp.	122,048	816,501
#*	Natural Gas Services Group, Inc.	287,756	3,533,644
*	Newpark Resources, Inc.	960,896	3,353,527
*	NexTier Oilfield Solutions, Inc.	208,757	2,302,590
#	NOV, Inc.	2,703,184	49,008,726
#	Oasis Petroleum, Inc.	27,403	3,635,282
*	Oceaneering International, Inc.	762,254	8,636,338
#*	Oil States International, Inc.	536,444	3,626,361
*	Overseas Shipholding Group, Inc., Class A	1,095,582	2,278,811
#	Patterson-UTI Energy, Inc.	2,015,061	33,127,603

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	PBF Energy, Inc., Class A	1,451,953	$42,193,754
#	PDC Energy, Inc.	1,703,473	118,800,207
#*	Peabody Energy Corp.	1,673,051	37,877,875
#	PHX Minerals, Inc.	27,103	95,132
*	ProPetro Holding Corp.	1,501,410	21,229,937
*	Range Resources Corp.	678,392	20,311,056
#*	Ranger Oil Corp., Class A	135,568	4,317,841
#*	Renewable Energy Group, Inc.	624,908	38,156,883
*	REX American Resources Corp.	149,903	12,686,291
#*	RPC, Inc.	581,339	6,011,045
#*	SandRidge Energy, Inc.	151,692	2,816,920
#	Scorpio Tankers, Inc.	646,523	15,988,514
*	Select Energy Services, Inc., Class A	385,106	2,988,423
	SFL Corp. Ltd.	1,417,744	14,064,020
	SM Energy Co.	39,852	1,415,942
	Solaris Oilfield Infrastructure, Inc., Class A	193,995	2,182,444
#*	Talos Energy, Inc.	462,093	8,396,230
*	TechnipFMC PLC	4,487,517	31,053,618
*	Teekay Corp.	15,905	51,532
#*	Teekay Tankers Ltd., Class A	332,324	5,320,507
#*	Tidewater, Inc.	82,090	1,638,516
#*	Transocean Ltd.	5,434,608	20,434,126
#*	U.S. Silica Holdings, Inc.	719,225	13,363,201
#	VAALCO Energy, Inc.	50,348	329,276
	Whiting Petroleum Corp.	152,588	11,146,553
	World Fuel Services Corp.	1,525,930	36,958,025

TOTAL ENERGY			1,557,133,387

FINANCIALS — (25.8%)
	1st Source Corp.	401,475	17,371,823
#	ACNB Corp.	21,952	751,417
#	Allegiance Bancshares, Inc.	180,785	7,386,875
#	Amalgamated Financial Corp.	25,026	440,207
#*	Ambac Financial Group, Inc.	637,067	4,924,528
#	Amerant Bancorp, Inc.	46,818	1,244,891
	American Equity Investment Life Holding Co.	2,442,493	92,130,836
	American National Bankshares, Inc.	24,665	856,862
#	American National Group, Inc.	126,353	23,831,439
	Ameris Bancorp.	412,949	17,219,973
	AmeriServ Financial, Inc.	362,390	1,438,688
	Ames National Corp.	26,468	619,351
	Argo Group International Holdings Ltd.	698,980	29,916,344
	Associated Banc-Corp.	3,366,293	67,157,545
#	Associated Capital Group, Inc., Class A	7,171	283,972
#	Assured Guaranty Ltd.	1,089,073	60,062,376
#	Atlantic American Corp.	237,349	723,914
	Atlantic Union Bankshares Corp.	1,550,171	52,364,776
#*	Atlanticus Holdings Corp.	64,911	2,793,769
	Axis Capital Holdings Ltd.	854,661	48,997,715
	Banc of California, Inc.	702,454	12,672,270
*	Bancorp, Inc.	32,888	746,229
#	Bank of Marin Bancorp	112,827	3,526,972
#	Bank of Princeton	6,370	191,227
	Bank OZK	2,128,247	81,767,250
	BankFinancial Corp.	353,815	3,612,451
#	BankUnited, Inc.	1,046,146	39,272,321
	Bankwell Financial Group, Inc.	19,584	665,856
	Banner Corp.	685,065	36,787,991
	Bar Harbor Bankshares	126,933	3,314,221

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Baycom Corp.	54,384	$1,231,798
	BCB Bancorp, Inc.	209,630	3,949,429
#	Berkshire Hills Bancorp, Inc.	743,413	18,392,038
*	Blucora, Inc.	624,291	12,641,893
	Blue Ridge Bankshares, Inc.	2,248	32,753
	BOK Financial Corp.	379,315	31,456,593
*	Brighthouse Financial, Inc.	960,013	49,306,268
*	Broadway Financial Corp.	300	435
	Brookline Bancorp, Inc.	1,086,107	15,705,107
	Business First Bancshares, Inc.	12,106	268,269
	Byline Bancorp, Inc.	218,820	5,133,517
	C&F Financial Corp.	52,342	2,711,316
	Cadence Bank	743,672	18,621,547
»	California First Leasing Corp.	44,413	803,875
	Camden National Corp.	24,455	1,094,361
*	Cannae Holdings, Inc.	204,589	4,582,794
	Capital City Bank Group, Inc.	132,653	3,397,243
#	Capitol Federal Financial, Inc.	176,690	1,701,525
	Capstar Financial Holdings, Inc.	39,284	791,573
	Cathay General Bancorp	303,157	12,153,564
#	CBTX, Inc.	13,130	374,468
*»	CCUR Holdings, Inc.	53	351,125
#	Central Valley Community Bancorp	149,750	2,891,673
	Chemung Financial Corp.	4,006	190,205
#	ChoiceOne Financial Services, Inc.	433	10,799
	Citizens Community Bancorp, Inc.	43,882	575,293
	Citizens Financial Group, Inc.	173,510	6,836,294
#	Civista Bancshares, Inc.	95,425	1,986,749
	CNB Financial Corp.	44,596	1,108,211
	CNO Financial Group, Inc.	1,773,204	42,805,145
#	Codorus Valley Bancorp, Inc.	93,024	2,223,274
	Cohen & Co., Inc.	752	10,979
	Colony Bankcorp, Inc.	26	446
#	Columbia Banking System, Inc.	604,876	16,984,918
#	Community Financial Corp.	10,200	417,588
	Community Trust Bancorp, Inc.	157,797	6,281,899
	Community West Bancshares.	29,844	426,471
	ConnectOne Bancorp, Inc.	527,873	14,706,542
#*	Consumer Portfolio Services, Inc.	391,219	4,459,897
#	Cowen, Inc., Class A	400,819	9,158,714
*	CrossFirst Bankshares, Inc.	35,661	456,817
*	Customers Bancorp, Inc.	737,716	31,035,712
#	Dime Community Bancshares, Inc.	421,390	13,248,502
	Donegal Group, Inc., Class A	361,898	4,896,480
	Donegal Group, Inc., Class B	54,141	722,241
	Eagle Bancorp Montana, Inc.	10,018	203,365
	Eagle Bancorp, Inc.	124,126	6,249,744
#	Eastern Bankshares, Inc.	6,917	132,530
#*	Elevate Credit, Inc.	83,550	247,308
	Employers Holdings, Inc.	652,460	25,667,776
#*	Encore Capital Group, Inc.	372,401	21,528,502
*	Enova International, Inc.	86,501	3,235,137
*	Enstar Group Ltd.	163,381	38,517,071
	Enterprise Bancorp, Inc.	4,103	139,297
	Enterprise Financial Services Corp.	15,700	693,469
	Equity Bancshares, Inc., Class A	79,429	2,424,967
	ESSA Bancorp, Inc.	182,988	3,147,394
	Essent Group Ltd.	124,308	5,038,203
	Evans Bancorp, Inc.	7,010	267,221

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	1,095,936	$7,671,552
#	Farmers & Merchants Bancorp, Inc.	4,631	177,136
	Farmers National Banc Corp.	15,204	232,925
*	FedNat Holding Co.	5,086	2,695
	Financial Institutions, Inc.	398,114	11,083,494
	First American Financial Corp.	20,249	1,180,719
	First BanCorp.	5,108,536	69,527,175
	First Bancshares, Inc.	44,714	1,439,344
	First Bank	116,366	1,659,379
	First Busey Corp.	441,125	9,912,079
	First Business Financial Services, Inc.	135,281	4,690,192
	First Citizens BancShares, Inc., Class A	1,246	796,667
	First Commonwealth Financial Corp.	1,503,427	20,266,196
	First Community Bankshares, Inc.	144,747	3,854,613
	First Community Corp.	4,450	88,199
	First Financial Bancorp	1,619,725	33,123,376
	First Financial Corp.	150,623	6,419,552
	First Financial Northwest, Inc.	260,150	4,448,565
	First Foundation, Inc.	52,190	1,159,662
#	First Hawaiian, Inc.	287,947	6,798,429
	First Internet Bancorp	191,845	7,384,114
	First Interstate BancSystem, Inc., Class A	636,559	20,700,899
	First Merchants Corp.	294,678	11,548,431
	First Mid Bancshares, Inc.	37,334	1,345,517
	First Northwest Bancorp	128,845	2,701,880
	First of Long Island Corp.	58,365	979,365
	First Savings Financial Group, Inc.	2,532	63,148
	First United Corp.	101,155	2,266,884
	Flagstar Bancorp, Inc.	1,211,193	42,755,113
	Flushing Financial Corp.	681,167	14,645,091
	FNB Corp.	6,864,649	79,080,756
	Franklin Financial Services Corp.	628	20,360
	FS Bancorp, Inc.	28,196	828,680
	Fulton Financial Corp.	3,661,154	55,539,706
*	FVCBankcorp, Inc.	2,462	50,865
*	Genworth Financial, Inc., Class A	3,668,767	13,611,126
	Global Indemnity Group LLC, Class A	195,005	5,058,430
	Great Southern Bancorp, Inc.	69,237	3,928,507
#*	Greenlight Capital Re Ltd., Class A	332,751	2,289,327
*	Hallmark Financial Services, Inc.	151,751	508,366
	Hancock Whitney Corp.	1,362,991	63,747,089
	Hanmi Financial Corp.	482,386	11,167,236
#	HarborOne Bancorp, Inc.	142,119	1,902,973
	Hawthorn Bancshares, Inc.	46,048	1,203,695
	HBT Financial, Inc.	9,237	158,692
	Heartland Financial USA, Inc.	374,860	16,407,622
	Heritage Commerce Corp.	352,099	3,954,072
	Heritage Financial Corp.	148,118	3,587,418
	Heritage Insurance Holdings, Inc.	263,115	1,120,870
#	Hilltop Holdings, Inc.	1,127,969	28,751,930
	HMN Financial, Inc.	98,539	2,382,673
	Home Bancorp, Inc.	64,830	2,484,934
#	HomeStreet, Inc.	499,241	20,264,192
	HomeTrust Bancshares, Inc.	219,793	5,941,005
	Hope Bancorp, Inc.	2,599,376	37,171,077
	Horace Mann Educators Corp.	976,137	38,899,059
	Horizon Bancorp, Inc.	148,046	2,587,844
	Independent Bank Corp.	36,508	2,816,957
	Independent Bank Corp.	53,945	1,064,874

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Independent Bank Group, Inc.	652,728	$44,254,958
	International Bancshares Corp.	1,358,495	54,054,516
#	Investar Holding Corp.	39,816	784,375
	Janus Henderson Group PLC	565,256	17,229,003
#	Kearny Financial Corp.	2,087,265	24,754,963
#	Kemper Corp.	790,699	36,498,666
	Lakeland Bancorp, Inc.	808,451	12,151,019
	Landmark Bancorp, Inc.	50,590	1,292,575
	LCNB Corp.	122,978	1,977,486
	Luther Burbank Corp.	137,483	1,824,399
#	Macatawa Bank Corp.	25,972	227,255
	Magyar Bancorp, Inc.	43,711	523,658
	MainStreet Bancshares, Inc.	13,872	354,984
#*	MBIA, Inc.	370,856	4,465,106
	Mercantile Bank Corp.	356,188	11,184,303
	Mercury General Corp.	1,698	85,630
	Meridian Corp.	13,304	417,746
	MGIC Investment Corp.	3,587,281	46,849,890
	Mid Penn Bancorp, Inc.	10,798	278,912
	Middlefield Banc Corp.	33,088	873,523
	Midland States Bancorp, Inc.	237,770	6,267,617
#*††^	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	148,585	4,439,720
#*	Mr Cooper Group, Inc.	442,457	19,897,291
	National Bank Holdings Corp., Class A	102,456	3,740,669
	National Bankshares, Inc.	6,732	231,581
#	National Security Group, Inc.	11,290	184,592
	National Western Life Group, Inc., Class A	74,592	14,825,906
	Navient Corp.	3,685,858	58,568,284
	NBT Bancorp, Inc.	60,101	2,115,555
	Nelnet, Inc., Class A	765,019	62,785,109
#	New York Community Bancorp, Inc.	7,340,140	67,822,894
#*	Nicholas Financial, Inc.	180,077	1,824,180
#*	Nicolet Bankshares, Inc.	41,335	3,363,842
*	NMI Holdings, Inc., Class A	8,447	155,256
	Northeast Bank	95,562	3,575,930
	Northfield Bancorp, Inc.	1,054,868	13,808,222
	Northrim BanCorp, Inc.	174,154	6,978,351
#	Northwest Bancshares, Inc.	2,072,921	26,284,638
	Norwood Financial Corp.	4,209	117,936
	OceanFirst Financial Corp.	865,151	16,204,278
#*	Ocwen Financial Corp.	36,196	752,877
	OFG Bancorp	1,254,846	33,353,807
	Old National Bancorp	5,716,574	86,663,262
	Old Second Bancorp, Inc.	46,268	637,110
#	OP Bancorp	7,712	99,948
	Oppenheimer Holdings, Inc., Class A	156,747	5,050,388
#	Orrstown Financial Services, Inc.	72,723	1,714,808
	Pacific Premier Bancorp, Inc.	1,342,786	42,109,769
	PacWest Bancorp	375,610	12,353,813
	Parke Bancorp, Inc.	21,327	513,128
#*	Patriot National Bancorp, Inc.	3,935	61,740
#	PCB Bancorp	16,821	359,128
	PCSB Financial Corp.	32,298	591,699
	Peapack-Gladstone Financial Corp.	275,399	8,534,615
#	Penns Woods Bancorp, Inc.	36,238	847,969
	PennyMac Financial Services, Inc.	352,775	17,130,754
#	Peoples Bancorp of North Carolina, Inc.	47,598	1,298,949
	Peoples Bancorp, Inc.	669,111	18,347,024

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Peoples Financial Services Corp.	18,950	$940,678
#	Pinnacle Financial Partners, Inc.	4,507	349,518
#	Popular, Inc.	1,347,670	105,104,783
#*	PRA Group, Inc.	77,849	3,271,993
	Premier Financial Corp.	542,736	14,404,213
	Primis Financial Corp.	253,048	3,454,105
	ProAssurance Corp.	281,054	6,905,497
#*	Professional Holding Corp., Class A	1,915	42,858
	Prosperity Bancshares, Inc.	425,250	27,802,845
	Provident Financial Holdings, Inc.	175,692	2,668,761
#	Provident Financial Services, Inc.	1,799,069	39,813,397
	Prudential Bancorp, Inc.	36,416	565,176
	QCR Holdings, Inc.	72,084	3,913,440
	Radian Group, Inc.	1,889,742	40,421,581
	RBB Bancorp.	131,093	2,804,079
	Red River Bancshares, Inc.	449	24,358
	Regional Management Corp.	196,467	8,457,904
	Reinsurance Group of America, Inc.	201,873	21,665,010
	RenaissanceRe Holdings Ltd.	120,565	17,303,489
#	Renasant Corp.	1,202,671	35,827,569
	Republic Bancorp, Inc., Class A	135,280	5,638,470
#*	Republic First Bancorp, Inc.	255,066	1,068,727
	Richmond Mutual BanCorp, Inc.	5,230	85,667
	Riverview Bancorp, Inc.	565,992	3,984,584
	S&T Bancorp, Inc.	274,846	7,767,148
	Safety Insurance Group, Inc.	8,106	697,440
#	Salisbury Bancorp, Inc.	4,728	251,530
	Sandy Spring Bancorp, Inc.	489,780	19,233,661
#	SB Financial Group, Inc.	57,125	1,085,375
*	Security National Financial Corp., Class A	41,003	408,800
	Shore Bancshares, Inc.	184,588	3,715,756
	Sierra Bancorp.	333,803	7,260,215
#	Simmons First National Corp., Class A	2,193,408	52,356,649
*	SiriusPoint Ltd.	1,074,944	6,750,648
	SmartFinancial, Inc.	94,645	2,320,695
	South Plains Financial, Inc.	4,271	103,145
	South State Corp.	402,204	31,146,678
	Southern Missouri Bancorp, Inc.	3,372	142,298
	Stewart Information Services Corp.	38,495	1,986,342
	Summit Financial Group, Inc.	1,540	41,965
	Summit State Bank	10,197	161,979
	Synovus Financial Corp.	175,076	7,272,657
	Territorial Bancorp, Inc.	136,238	3,093,965
*	Texas Capital Bancshares, Inc.	734,614	37,729,775
	Timberland Bancorp, Inc.	136,338	3,600,687
	Tiptree, Inc.	785,750	9,138,273
	Towne Bank.	293,090	8,080,491
	TriCo Bancshares	41,014	1,540,076
*	TriState Capital Holdings, Inc.	86,618	2,616,730
	TrustCo Bank Corp. NY	51,210	1,595,192
	Trustmark Corp.	817,586	22,794,298
	Umpqua Holdings Corp.	488,376	8,077,739
*	Unico American Corp.	132,829	386,532
	United Bancshares, Inc.	36,966	1,252,778
#	United Bankshares, Inc.	1,873,822	62,323,320
	United Fire Group, Inc.	445,310	13,043,130
#	United Security Bancshares.	300,146	2,410,172
	Unity Bancorp, Inc.	21,800	628,930
#	Universal Insurance Holdings, Inc.	137,457	1,726,460

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Univest Financial Corp.	593,920	$14,966,784
	Unum Group.	3,118,080	95,163,802
	Valley National Bancorp	6,775,747	81,173,449
#	Voya Financial, Inc.	449,344	28,371,580
#	Washington Federal, Inc.	1,927,889	58,665,662
	Waterstone Financial, Inc.	436,578	7,011,443
	Webster Financial Corp.	1,193,559	59,666,014
	WesBanco, Inc.	1,369,858	44,164,222
	Western New England Bancorp, Inc.	605,400	5,200,386
#	Westwood Holdings Group, Inc.	18,877	304,486
	White Mountains Insurance Group Ltd.	44,504	46,641,082
	Wintrust Financial Corp.	650,198	56,775,289
	WSFS Financial Corp.	376,053	15,068,444
	WVS Financial Corp.	1,740	26,587

TOTAL FINANCIALS			3,748,310,206

HEALTH CARE — (4.0%)
*	Acadia Healthcare Co., Inc.	1,797,648	122,024,346
*	Addus HomeCare Corp.	9,887	833,276
*	AlerisLife, Inc.	27,016	57,004
#*	Allscripts Healthcare Solutions, Inc.	2,774,616	57,323,567
*	American Shared Hospital Services	101,909	230,314
*	Amphastar Pharmaceuticals, Inc.	75,057	2,662,272
#*	AnaptysBio, Inc.	10,066	235,544
#*	AngioDynamics, Inc.	697,940	14,691,637
#*	ANI Pharmaceuticals, Inc.	67,110	1,980,416
*	Anika Therapeutics, Inc.	133,859	2,881,984
*	Avanos Medical, Inc.	328,033	9,565,442
*	Biocept, Inc.	9,038	14,099
#*	Brookdale Senior Living, Inc.	2,780,751	17,185,041
#*	Computer Programs & Systems, Inc.	62,832	2,005,598
*	Covetrus, Inc.	430,643	5,942,873
*	Cumberland Pharmaceuticals, Inc.	42,996	101,041
#*††^	Curative Health Services, Inc.	347,123	0
*	Electromed, Inc.	16,834	213,287
*	Emergent BioSolutions, Inc.	181,701	5,883,478
*	Enovis Corp.	683,285	44,324,698
#*	Envista Holdings Corp.	1,018,527	40,354,040
*	FONAR Corp.	114,785	2,048,912
#*	Fulgent Genetics, Inc.	8,164	448,040
*	HealthStream, Inc.	87,788	1,676,751
#*	Innoviva, Inc.	102,285	1,744,982
*	Inogen, Inc.	6,346	160,427
#*	Integer Holdings Corp.	570,591	42,891,326
#*	IntriCon Corp.	39,609	951,012
#*	Invacare Corp.	284,719	472,634
#*	Kewaunee Scientific Corp.	65,931	940,176
*	LENSAR, Inc.	106,880	779,155
*	Ligand Pharmaceuticals, Inc.	6,020	559,017
*	MEDNAX, Inc.	604,212	11,190,006
*	Meridian Bioscience, Inc.	91,289	2,336,086
	National HealthCare Corp.	198,320	13,497,659
*	Natus Medical, Inc.	105,757	3,518,535
*	NextGen Healthcare, Inc.	174,908	3,297,016
#*	OPKO Health, Inc.	1,487,101	4,015,173
#*	OraSure Technologies, Inc.	165,036	1,013,321
#*††^	Orthodontic Centers of Americas, Inc.	492,841	0
#*	Orthofix Medical, Inc.	194,899	6,041,869
#	Patterson Cos., Inc.	367,339	11,303,021

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*††^	PDL BioPharma, Inc.	1,226,353	$4,206,391
	Perrigo Co. PLC	1,204,064	41,299,395
	Premier, Inc., Class A	697,254	25,247,567
*	Prestige Consumer Healthcare, Inc.	1,027,701	56,174,137
#*	Protara Therapeutics, Inc.	10,994	40,238
#*	Sharps Compliance Corp.	13,897	60,035
*	SunLink Health Systems, Inc.	18,426	22,296
*	Supernus Pharmaceuticals, Inc.	298,219	8,320,310
*	Surface Oncology, Inc.	28,010	59,381
#*	Taro Pharmaceutical Industries Ltd.	104,978	4,120,387
#*††^	U.S. Diagnostic, Inc.	20,800	0
#*	UFP Technologies, Inc.	56,100	3,852,387
#*	Vanda Pharmaceuticals, Inc.	345,996	3,432,280
#*	Varex Imaging Corp.	259,769	5,156,415

TOTAL HEALTH CARE			589,386,294

INDUSTRIALS — (19.4%)
*	AAR Corp.	818,326	38,444,955
#	ABM Industries, Inc.	1,324,312	63,924,540
	ACCO Brands Corp.	2,540,198	18,619,651
	Acme United Corp.	15,649	516,261
	Acuity Brands, Inc.	60,339	10,407,271
#	Air Lease Corp.	2,139,027	86,160,008
#*	Air Transport Services Group, Inc.	262,437	8,214,278
	Alamo Group, Inc.	12,856	1,625,513
*	Alta Equipment Group, Inc.	751	8,449
	Altra Industrial Motion Corp.	230,168	8,976,552
#*	American Woodmark Corp.	128,278	6,009,824
*	API Group Corp.	335,816	6,232,745
#	Apogee Enterprises, Inc.	207,911	9,148,084
	ARC Document Solutions, Inc.	3,400	12,920
#	ArcBest Corp.	655,685	47,314,230
	Arcosa, Inc.	425,674	22,786,329
#	Argan, Inc.	55,711	2,049,051
#*	Armstrong Flooring, Inc.	47,142	77,313
*	Art’s-Way Manufacturing Co., Inc.	2,372	6,689
	Astec Industries, Inc.	258,476	10,106,412
*	Astronics Corp.	13,667	132,433
#*	Atlas Air Worldwide Holdings, Inc.	674,330	46,488,310
*	Avalon Holdings Corp., Class A	15,718	50,298
	AZZ, Inc.	288,900	13,185,396
	Barnes Group, Inc.	1,006,400	33,794,912
	Barrett Business Services, Inc.	2,266	163,084
#*	Beacon Roofing Supply, Inc.	1,338,710	79,827,277
#	BGSF, Inc.	56,884	694,554
#*	BlueLinx Holdings, Inc.	12,508	833,908
#	Boise Cascade Co.	606,176	45,814,782
*	BrightView Holdings, Inc.	433,405	5,486,907
#*	Broadwind, Inc.	43,684	79,068
*	CACI International, Inc., Class A	161,681	42,893,969
#*	CBIZ, Inc.	1,029,821	43,139,202
#*	CECO Environmental Corp.	574,823	2,730,409
	Chicago Rivet & Machine Co.	28,196	735,634
#*	CIRCOR International, Inc.	68,850	1,352,902
*	Civeo Corp.	41,803	1,086,878
	Columbus McKinnon Corp.	409,320	14,510,394
*	Commercial Vehicle Group, Inc.	36,235	260,167
	CompX International, Inc.	68,188	1,447,631
#*	Concrete Pumping Holdings, Inc.	55,373	308,981

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Cornerstone Building Brands, Inc.	40,748	$993,844
	Costamare, Inc.	2,034,351	27,280,647
#	Covenant Logistics Group, Inc.	333,278	6,845,530
*	CPI Aerostructures, Inc.	44,679	111,697
	CRA International, Inc.	190,815	15,717,432
	Curtiss-Wright Corp.	41,195	5,887,177
#	Deluxe Corp.	8,129	220,133
*	DLH Holdings Corp.	19,090	288,259
*	Ducommun, Inc.	283,102	14,458,019
#*	DXP Enterprises, Inc.	39,858	941,845
*	Dycom Industries, Inc.	219,214	18,613,461
#	Eagle Bulk Shipping, Inc.	40,443	2,517,172
	Eastern Co.	115,579	2,669,875
#	Encore Wire Corp.	466,406	52,615,261
	EnerSys	154,006	10,081,233
#	Eneti, Inc.	28,715	173,726
#	Ennis, Inc.	657,567	11,343,031
	EnPro Industries, Inc.	389,970	36,349,104
*	Esab Corp.	683,285	32,114,395
	ESCO Technologies, Inc.	269,549	16,833,335
	Flowserve Corp.	133,300	4,360,243
#*	FTI Consulting, Inc.	84,755	13,366,711
*	Gates Industrial Corp. PLC	1,153,585	14,708,209
#	GATX Corp.	785,940	81,258,337
	Genco Shipping & Trading Ltd.	333,255	7,341,608
*	Gencor Industries, Inc.	154,171	1,544,793
*	Gibraltar Industries, Inc.	180,850	6,843,364
*	GMS, Inc.	751,139	36,017,115
#	Graham Corp.	28,566	208,246
#	Granite Construction, Inc.	496,308	14,715,532
*	Great Lakes Dredge & Dock Corp.	960,030	13,258,014
#	Greenbrier Cos., Inc.	729,767	31,168,349
	Griffon Corp.	932,371	17,444,661
*	Harsco Corp.	402,414	4,112,671
#*	Hawaiian Holdings, Inc.	192,312	3,261,612
	Heartland Express, Inc.	204,256	2,818,733
	Heidrick & Struggles International, Inc.	215,520	6,888,019
*	Heritage-Crystal Clean, Inc.	211,673	5,778,673
#*	Hill International, Inc.	183,015	226,939
	Hillenbrand, Inc.	113,509	4,633,437
#	HNI Corp.	79,106	2,819,338
*	Hub Group, Inc., Class A	724,990	48,690,328
*	Hudson Technologies, Inc.	5,058	33,939
	Hurco Cos., Inc.	171,582	4,867,781
*	Huron Consulting Group, Inc.	410,082	21,234,046
	Hyster-Yale Materials Handling, Inc.	176,682	5,427,671
	ICF International, Inc.	418,730	41,374,711
*	IES Holdings, Inc.	16,451	482,014
#	Insteel Industries, Inc.	109,109	4,628,404
	Interface, Inc.	208,998	2,652,185
*	JELD-WEN Holding, Inc.	217,528	4,522,407
#*	JetBlue Airways Corp.	3,762,512	41,425,257
	Kaman Corp.	17,620	687,356
#*	KAR Auction Services, Inc.	1,091,803	16,005,832
#	Kelly Services, Inc., Class A	1,039,584	20,053,575
	Kennametal, Inc.	496,808	12,782,870
	Kimball International, Inc., Class B	133,485	1,025,165
*	Kirby Corp.	660,316	43,052,603
	Korn Ferry	671,907	41,281,966

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Lawson Products, Inc.	50,326	$1,911,885
#*	LB Foster Co., Class A	143,326	2,035,229
*	Limbach Holdings, Inc.	81,614	513,760
*	LS Starrett Co., Class A	12,703	85,237
	LSI Industries, Inc.	155,707	1,119,533
*	Manitowoc Co., Inc.	839,061	11,109,168
	ManpowerGroup, Inc.	377,054	34,010,271
	ManTech International Corp., Class A	544,749	43,765,135
	Marten Transport Ltd.	2,019,718	35,102,699
*	MasTec, Inc.	163,775	11,793,438
*	Matrix Service Co.	285,492	1,941,346
#	Matson, Inc.	176,648	15,195,261
	Matthews International Corp., Class A	270,832	8,073,502
	Maxar Technologies, Inc.	473,037	15,236,522
#*	Mayville Engineering Co., Inc.	30,752	254,627
#	McGrath RentCorp.	273,941	22,863,116
	MDU Resources Group, Inc.	905,872	23,335,263
*	Mercury Systems, Inc.	102,823	5,736,495
*	Meritor, Inc.	48,992	1,759,303
*	Mesa Air Group, Inc.	183,202	622,887
	Miller Industries, Inc.	305,334	8,186,005
#	MillerKnoll, Inc.	29,169	925,532
#*	Mistras Group, Inc.	179,823	1,023,193
	Moog, Inc., Class A	158,781	12,681,838
*	MRC Global, Inc.	524,135	6,284,379
#	Mueller Industries, Inc.	73,105	3,958,636
*	MYR Group, Inc.	272,477	21,550,206
	National Presto Industries, Inc.	24,105	1,714,589
	Nielsen Holdings PLC	335,082	8,983,548
	NL Industries, Inc.	819,537	5,638,415
#*	NN, Inc.	664,591	2,013,711
#*	Northwest Pipe Co.	157,666	4,211,259
*	NOW, Inc.	552,407	6,021,236
*	NV5 Global, Inc.	6,686	800,983
	nVent Electric PLC	1,495,142	50,505,897
#*	Orion Energy Systems, Inc.	22,368	60,170
#*	Orion Group Holdings, Inc.	510,066	1,356,776
	Oshkosh Corp.	27,200	2,514,368
*	P&F Industries, Inc., Class A	17,337	102,115
#*	PAM Transportation Services, Inc.	390,266	11,860,184
#	Pangaea Logistics Solutions Ltd.	76,347	364,939
#	Park Aerospace Corp.	150,611	1,762,149
#	Park-Ohio Holdings Corp.	232,914	2,233,645
#*	Parsons Corp.	172,464	6,369,096
	Patriot Transportation Holding, Inc.	2,456	19,402
#*	Perma-Pipe International Holdings, Inc.	181,198	2,203,368
*	PGT Innovations, Inc.	83,068	1,476,118
#	Powell Industries, Inc.	211,064	4,073,535
#	Preformed Line Products Co.	89,204	5,307,638
#	Primoris Services Corp.	330,425	7,659,251
*	Proto Labs, Inc.	50,683	2,159,603
*	Quad/Graphics, Inc.	640,902	4,345,316
#	Quanex Building Products Corp.	764,799	14,699,437
*	Quest Resource Holding Corp.	12,405	67,979
*	Radiant Logistics, Inc.	541,442	3,124,120
#*	RCM Technologies, Inc.	93,876	1,640,952
	Regal Rexnord Corp.	374,906	47,703,039
*	Resideo Technologies, Inc.	1,439,189	32,367,361
	Resources Connection, Inc.	707,805	12,167,168

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	REV Group, Inc.	668,218	$7,965,159
	Rush Enterprises, Inc., Class A	931,794	47,409,679
	Rush Enterprises, Inc., Class B	435,692	21,109,277
#	Ryder System, Inc.	125,855	8,797,264
	Schneider National, Inc., Class B	567,227	13,403,574
*	Servotronics, Inc.	15,025	165,658
*	SIFCO Industries, Inc.	49,091	200,291
*	SkyWest, Inc.	1,160,020	33,814,583
#*	Spirit Airlines, Inc.	1,319,995	31,165,082
*	SPX Corp.	52,597	2,203,814
	Standex International Corp.	84,123	7,910,927
	Steelcase, Inc., Class A.	746,194	8,752,856
*	Stericycle, Inc.	6,207	311,529
*	Sterling Construction Co., Inc.	117,500	2,689,575
#*	Sunrun, Inc.	257,541	5,145,669
#*	Team, Inc.	37,854	54,510
#	Terex Corp.	258,331	8,783,254
#	Textainer Group Holdings Ltd.	1,046,647	35,104,540
*	Thermon Group Holdings, Inc.	269,239	4,038,585
	Timken Co.	309,164	17,820,213
*	Titan International, Inc.	120,500	1,670,130
*	Titan Machinery, Inc.	564,449	13,309,707
#	Trinity Industries, Inc.	1,783,371	49,470,712
	Triton International Ltd.	1,470,305	89,820,932
*	TrueBlue, Inc.	593,442	15,174,312
*	Tutor Perini Corp.	676,437	6,270,571
#*	Twin Disc, Inc.	30,268	423,449
#*	U.S. Ecology, Inc.	97,946	4,700,429
#*	U.S. Xpress Enterprises, Inc., Class A	118,657	392,755
	UFP Industries, Inc.	332,838	25,751,676
*	Ultralife Corp.	334,522	1,652,539
	UniFirst Corp.	107,786	18,571,528
*	Univar Solutions, Inc.	1,812,760	52,787,571
	Universal Logistics Holdings, Inc.	14,018	284,285
#*	USA Truck, Inc.	169,057	2,774,225
*	Vectrus, Inc.	84,261	3,041,822
*	Veritiv Corp.	308,067	43,295,736
*	Viad Corp.	80,422	2,633,820
#*	Vidler Water Resouces, Inc.	137,268	2,160,598
*	Virco Mfg. Corp.	43,931	122,128
	VSE Corp.	176,750	7,655,042
#	Wabash National Corp.	673,201	9,633,506
#	Werner Enterprises, Inc.	1,015,889	40,259,681
*	WESCO International, Inc.	828,286	102,094,532
#*	Willis Lease Finance Corp.	240,551	7,481,136
*	WillScot Mobile Mini Holdings Corp.	529,678	18,591,698

TOTAL INDUSTRIALS			2,828,188,453

INFORMATION TECHNOLOGY — (6.8%)
*	Alithya Group, Inc., Class A	306,754	699,399
*	Alpha & Omega Semiconductor Ltd.	578,132	24,801,863
#	Amkor Technology, Inc.	5,369,322	100,996,947
#*	Amtech Systems, Inc.	423,090	3,854,350
*	Arrow Electronics, Inc.	104,156	12,275,826
*	AstroNova, Inc.	176,142	2,372,633
*	Asure Software, Inc.	52,099	315,720
*	Aviat Networks, Inc.	10,148	303,425
	Avnet, Inc.	1,508,535	65,862,638
*	Aware, Inc.	643,548	1,801,934

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Axcelis Technologies, Inc.	44,062	$2,399,176
*	AXT, Inc.	804,222	4,744,910
#	Bel Fuse, Inc., Class A	13,312	290,601
#	Bel Fuse, Inc., Class B	186,080	3,034,965
#	Belden, Inc.	49,790	2,570,658
#	Benchmark Electronics, Inc.	894,739	21,258,999
	BK Technologies Corp.	6,153	14,213
#*	BM Technologies, Inc.	103,976	790,218
	Bread Financial Holdings, Inc.	206,117	11,295,212
	Cass Information Systems, Inc.	52,919	2,048,494
#*	Cohu, Inc.	428,218	11,373,470
*	Computer Task Group, Inc.	34,821	332,541
#	Comtech Telecommunications Corp.	554,921	7,546,926
	Concentrix Corp.	120,413	18,962,639
*	Conduent, Inc.	831,541	4,681,576
#*	CSP, Inc.	117,769	827,916
	CTS Corp.	173,661	6,142,390
#*	Daktronics, Inc.	572,297	1,917,195
*	Digi International, Inc.	788,698	14,922,166
*	Diodes, Inc.	165,709	12,101,728
#	Ebix, Inc.	39,153	1,166,759
#*	EMCORE Corp.	81,981	282,834
*	ePlus, Inc.	175,255	9,898,402
*	Frequency Electronics, Inc.	203,441	1,649,907
*	GTY Technology Holdings, Inc.	29,385	178,955
*	Ichor Holdings Ltd.	5,985	174,223
#*	II-VI, Inc.	259,952	15,911,662
#*	Immersion Corp.	3,867	18,059
#*	Insight Enterprises, Inc.	634,944	63,094,385
	InterDigital, Inc.	10,156	577,369
#*	inTEST Corp.	36,281	287,708
#*	Intevac, Inc.	453,471	2,308,167
*	IPG Photonics Corp.	55,133	5,208,966
#*	Iteris, Inc.	5,263	13,579
#*	Itron, Inc.	37,565	1,794,856
*	Key Tronic Corp.	359,687	1,931,519
*	Kimball Electronics, Inc.	757,961	13,522,024
*	Knowles Corp.	2,042,987	37,836,119
#	Kulicke & Soffa Industries, Inc.	252,232	11,706,087
#*	KVH Industries, Inc.	135,008	1,076,014
	Methode Electronics, Inc.	265,006	11,821,918
*	N-Able, Inc.	32,881	328,810
#*	NETGEAR, Inc.	256,810	5,572,777
#*	NetScout Systems, Inc.	1,633,942	50,325,414
*	NetSol Technologies, Inc.	41,721	157,705
*	Onto Innovation, Inc.	248,682	17,691,237
*	Optical Cable Corp.	128,552	497,496
*	OSI Systems, Inc.	12,152	961,223
#	PC Connection, Inc.	687,838	34,041,103
	PC-Tel, Inc.	159,850	680,961
#*	PFSweb, Inc.	5,802	65,853
*	Photronics, Inc.	1,178,861	17,671,126
*	Plexus Corp.	474,550	38,504,987
#*	Powerfleet, Inc.	28,203	74,456
#*	Rackspace Technology, Inc.	59,342	586,892
#*	RF Industries Ltd.	48,062	318,170
*	Ribbon Communications, Inc.	340,453	1,174,563
#	Richardson Electronics Ltd.	287,041	3,438,751
*	Sanmina Corp.	1,480,147	60,523,211

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ScanSource, Inc.	567,196	$19,420,791
*	SecureWorks Corp., Class A	6,368	70,303
#*	SigmaTron International, Inc.	6,121	40,766
#*††^	Silicon Graphics, Inc.	289,563	0
	SolarWinds Corp.	178,859	2,212,486
#*	StarTek, Inc.	66,243	248,411
*	Stratasys Ltd.	553,263	10,727,770
*	Super Micro Computer, Inc.	349,964	14,733,484
#*††^	Superior Telecom, Inc.	29,232	0
#*	Synchronoss Technologies, Inc.	102,900	131,712
	Taitron Components, Inc., Class A	7,394	26,249
*	TESSCO Technologies, Inc.	54,779	327,852
*	Trio-Tech International.	50,761	259,389
#*	TTM Technologies, Inc.	2,371,306	33,079,719
*	Ultra Clean Holdings, Inc.	108,384	3,378,329
#*	Viasat, Inc.	711,199	26,179,235
	Vishay Intertechnology, Inc.	2,771,189	51,627,251
*	Vishay Precision Group, Inc.	285,186	8,900,655
	Xerox Holdings Corp.	2,555,050	44,457,870
	Xperi Holding Corp.	903,927	14,101,261

TOTAL INFORMATION TECHNOLOGY			983,538,508

MATERIALS — (7.4%)
*	Advanced Emissions Solutions, Inc.	28,582	172,921
	AdvanSix, Inc.	242,331	10,793,423
#*	AgroFresh Solutions, Inc.	216,310	402,337
	Alcoa Corp.	788,184	53,438,875
#*	Alpha Metallurgical Resources, Inc.	464	71,799
*	American Biltrite, Inc.	25	3,732
#	American Vanguard Corp.	786,712	16,835,637
#*	Ampco-Pittsburgh Corp.	35,807	200,877
*	Arconic Corp.	184,666	4,646,197
#	Ashland Global Holdings, Inc.	482,552	50,653,483
	Avient Corp.	284,565	14,011,981
#	Carpenter Technology Corp.	1,164,478	44,459,770
*	Clearwater Paper Corp.	100,461	3,326,264
#*	Coeur Mining, Inc.	709,034	2,573,793
	Commercial Metals Co.	2,548,479	104,487,639
#*	Core Molding Technologies, Inc.	175,180	1,751,800
	Ecovyst, Inc.	552,340	5,556,540
	Element Solutions, Inc.	5,428,753	111,940,887
*††^	Ferroglobe Representation & Warranty Insurance Trust	190,187	0
#*	Flexible Solutions International, Inc.	4,237	11,906
	Fortitude Gold Corp.	45,330	307,337
#	Friedman Industries, Inc.	170,362	1,579,256
	FutureFuel Corp.	620,058	5,896,752
#*	GCP Applied Technologies, Inc.	7,900	247,823
	Glatfelter Corp.	1,160,163	12,761,793
	Gold Resource Corp.	271,515	496,872
	Greif, Inc., Class A.	583,474	35,405,202
#	Greif, Inc., Class B.	19,343	1,128,858
	Hawkins, Inc.	43,872	1,635,548
#	Haynes International, Inc.	314,753	12,300,547
	HB Fuller Co.	498,254	33,233,542
#	Hecla Mining Co.	9,931,004	51,740,531
#	Huntsman Corp.	1,404,541	47,571,804
	Innospec, Inc.	78,666	7,497,656
#*	Intrepid Potash, Inc.	128,982	9,877,442
#	Kaiser Aluminum Corp.	133,223	12,856,020

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Koppers Holdings, Inc.	39,077	$948,008
#	Kronos Worldwide, Inc.	272,697	4,150,448
	Materion Corp.	405,781	34,552,252
#	Mercer International, Inc.	1,319,451	21,124,411
	Minerals Technologies, Inc.	510,794	32,491,606
#	Nexa Resources SA	348,913	3,265,826
	Olin Corp.	604,986	34,726,196
#	Olympic Steel, Inc.	248,520	8,531,692
*	Rayonier Advanced Materials, Inc.	726,154	3,725,170
	Resolute Forest Products, Inc.	1,141,024	15,905,875
#	Royal Gold, Inc.	51,638	6,737,726
	Ryerson Holding Corp.	22,959	845,121
	Schnitzer Steel Industries, Inc., Class A	662,715	30,239,685
	Schweitzer-Mauduit International, Inc.	268,048	6,744,088
	Stepan Co.	31,895	3,256,798
*	Summit Materials, Inc., Class A	1,536,447	42,713,227
	SunCoke Energy, Inc.	1,710,405	14,230,570
*	Synalloy Corp.	56,321	923,101
#*	TimkenSteel Corp.	521,363	10,776,573
*	Trecora Resources	298,891	2,911,198
	Tredegar Corp.	669,463	7,665,351
#	TriMas Corp.	589,385	17,410,433
#	Trinseo PLC.	119,034	5,648,163
	Tronox Holdings PLC, Class A	1,303,500	22,420,200
	U.S. Steel Corp.	1,946,664	59,353,785
#	United States Lime & Minerals, Inc.	3,711	406,392
*	Universal Stainless & Alloy Products, Inc.	143,469	1,248,180
*	Venator Materials PLC	10,770	20,032
	Warrior Met Coal, Inc.	380,293	12,956,583
*»	Webco Industries, Inc.	6,536	1,339,880
#	Worthington Industries, Inc.	96,981	4,613,386

TOTAL MATERIALS			1,071,758,800

REAL ESTATE — (0.8%)
*	Five Point Holdings LLC, Class A	83,029	485,720
*	Forestar Group, Inc.	48,882	797,265
*	FRP Holdings, Inc.	43,761	2,472,934
#*	Howard Hughes Corp.	531,852	53,339,437
	Indus Realty Trust, Inc.	339	24,222
#	Kennedy-Wilson Holdings, Inc.	714,422	16,110,216
	Marcus & Millichap, Inc.	119,145	5,336,504
	Newmark Group, Inc., Class A	48,109	584,524
	RE/MAX Holdings, Inc., Class A	132,721	3,113,635
*	Realogy Holdings Corp.	1,702,561	18,660,069
#*	Stratus Properties, Inc.	111,357	4,676,994
*	Tejon Ranch Co.	276,846	5,069,050

TOTAL REAL ESTATE			110,670,570

UTILITIES — (0.4%)
#	Brookfield Renewable Corp., Class A	527,894	18,951,394
#	Macquarie Infrastructure Holdings LLC	706,328	2,648,730
#	New Jersey Resources Corp.	546,154	23,572,007
#	Ormat Technologies, Inc.	181,363	14,091,905

TOTAL UTILITIES			59,264,036

TOTAL COMMON STOCKS			13,729,316,398

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	13,584	$368,262

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	80,290	6,542,029

INDUSTRIALS — (0.1%)
# WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	316,195	9,027,368

TOTAL PREFERRED STOCKS		15,937,659

TOTAL INVESTMENT SECURITIES (Cost $9,326,706,830)		13,745,254,057

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.290%	131,284,411	131,284,411

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	58,256,707	673,855,325

TOTAL INVESTMENTS — (100.0%) (Cost $10,131,797,241)		$14,550,393,793

As of April 30, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	609	06/17/22	$136,416,996	$125,682,375	$(10,734,621)

Total Futures Contracts			$136,416,996	$125,682,375	$(10,734,621)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$332,769,260	—	$69,794	$332,839,054
Consumer Discretionary	1,792,723,878	$591,846	20,396	1,793,336,120
Consumer Staples.	653,550,654	1,340,316	—	654,890,970
Energy	1,557,133,387	—	—	1,557,133,387
Financials	3,747,155,206	1,155,000	—	3,748,310,206
Health Care	585,179,903	—	4,206,391	589,386,294
Industrials	2,828,188,453	—	—	2,828,188,453
Information Technology	983,538,508	—	—	983,538,508
Materials	1,070,418,920	1,339,880	—	1,071,758,800
Real Estate	110,670,570	—	—	110,670,570
Utilities	59,264,036	—	—	59,264,036
Preferred Stocks
Communication Services	368,262	—	—	368,262
Consumer Discretionary	6,542,029	—	—	6,542,029
Industrials	9,027,368	—	—	9,027,368
Temporary Cash Investments	131,284,411	—	—	131,284,411

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$673,855,325	—	$673,855,325
Futures Contracts**	$(10,734,621)	—	—	(10,734,621)

TOTAL	$13,857,080,224	$678,282,367	$4,296,581^	$14,539,659,172

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (7.0%)
	Activision Blizzard, Inc.	346,005	$26,157,978
#*††^	Akazoo SA	1,631	0
*	Alphabet, Inc., Class A	160,600	366,519,714
*	Alphabet, Inc., Class C	144,137	331,418,528
*	Altice USA, Inc., Class A	273,714	2,540,066
#*	AMC Networks, Inc., Class A	87,344	2,850,035
#*	Angi, Inc.	89,167	393,226
#*	Anterix, Inc.	27,414	1,421,142
	AT&T, Inc.	5,637,292	106,319,327
	ATN International, Inc.	39,019	1,541,251
*	Audacy, Inc.	111,349	282,826
*	Ballantyne Strong, Inc.	13,352	40,724
*	Bandwidth, Inc., Class A.	4,064	89,896
#*	Boston Omaha Corp., Class A	1,118	23,299
#	Cable One, Inc.	10,002	11,664,332
#*	Cargurus, Inc.	51,420	1,680,406
*	Cars.com, Inc.	166,237	1,848,555
*	Charter Communications, Inc., Class A	107,733	46,162,513
#*	Cinemark Holdings, Inc.	122,500	1,942,850
	Cogent Communications Holdings, Inc.	73,755	4,314,667
	Comcast Corp., Class A	3,386,644	134,652,965
*	comScore, Inc.	94,727	191,349
#*	Consolidated Communications Holdings, Inc.	169,647	1,009,400
*	Contra Costa Communications.	5,421	0
*	Cumulus Media, Inc., Class A	19,789	272,495
#	DallasNews Corp.	7,816	51,586
*	DHI Group, Inc.	775,296	4,310,646
#*	DISH Network Corp., Class A	286,519	8,168,657
*	EchoStar Corp., Class A.	88,686	2,070,818
	Electronic Arts, Inc.	155,923	18,406,710
#*	Emerald Holding, Inc.	46,445	124,937
	Entravision Communications Corp., Class A	146,505	757,431
*	EW Scripps Co., Class A	154,031	2,535,350
*	Facebook, Inc., Class A	1,443,076	289,293,446
	Fox Corp., Class A	321,821	11,534,065
	Fox Corp., Class B	232,418	7,725,574
*	Gaia, Inc.	18,401	90,901
*	Gannett Co., Inc.	185,349	743,249
	Gray Television, Inc.	239,867	4,442,337
	Gray Television, Inc., Class A	600	10,279
*	Hemisphere Media Group, Inc.	38,900	151,321
#*	IDT Corp., Class B	190,707	5,049,921
#*	IMAX Corp.	97,078	1,535,774
	Interpublic Group of Cos., Inc.	678,493	22,132,442
*	Iridium Communications, Inc.	209,946	7,497,172
#	John Wiley & Sons, Inc., Class A	83,774	4,263,259
	John Wiley & Sons, Inc., Class B	4,638	237,976
*	Liberty Broadband Corp., Class A	22,295	2,400,280
*	Liberty Broadband Corp., Class C	132,267	14,790,096
*	Liberty Latin America Ltd., Class A	7,870	72,719
*	Liberty Latin America Ltd., Class C	242,438	2,240,127
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	387,850
*»	Liberty Media Corp.-Liberty Braves, Class B	239	6,817

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	$1,249,448
*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	2,098,299
*	Liberty Media Corp.-Liberty Formula One, Class C	271,481	16,921,411
*	Liberty Media Corp.-Liberty SiriusXM, Class A	74,237	3,105,334
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	103,873
*	Liberty Media Corp.-Liberty SiriusXM, Class C	188,725	7,903,803
#*	Lions Gate Entertainment Corp., Class A	140,712	1,898,205
*	Lions Gate Entertainment Corp., Class B	229,850	2,889,214
#*	Live Nation Entertainment, Inc.	139,583	14,639,465
*	Loyalty Ventures, Inc.	32,606	417,031
#	Lumen Technologies, Inc.	1,810,747	18,216,115
#*	Madison Square Garden Entertainment Corp.	44,882	3,287,606
*	Marchex, Inc., Class B	5,288	9,201
#*	Marcus Corp.	43,521	684,585
*	Match Group, Inc.	178,919	14,161,439
††^	Media General, Inc.	34,446	4,261
#	National CineMedia, Inc.	73,867	163,246
*	Netflix, Inc.	162,767	30,984,326
	New York Times Co., Class A	249,157	9,547,696
	News Corp., Class A	343,439	6,820,699
	News Corp., Class B	198,020	3,942,578
#	Nexstar Media Group, Inc., Class A	105,343	16,688,438
	Omnicom Group, Inc.	307,642	23,420,785
#	Paramount Global, Class A	15,306	482,904
#	Paramount Global, Class B.	474,309	13,811,878
*	Pinterest, Inc., Class A	88,608	1,818,236
*	Playtika Holding Corp.	61,031	1,072,925
*	QuinStreet, Inc.	75,323	716,322
#*	Reading International, Inc., Class A	38,888	155,163
#*	ROBLOX Corp., Class A	63,498	1,946,214
*	Roku, Inc.	21,704	2,016,302
	Saga Communications, Inc., Class A	1,544	35,095
	Scholastic Corp.	58,235	2,145,960
#*	Sciplay Corp., Class A	17,146	229,071
	Shenandoah Telecommunications Co.	130,070	2,627,414
#	Sirius XM Holdings, Inc.	1,087,790	6,526,740
*	Snap, Inc., Class A	155,041	4,412,467
	Spok Holdings, Inc.	52,509	361,262
*	Spotify Technology SA	46,020	4,677,933
#*	Take-Two Interactive Software, Inc.	91,647	10,952,733
#*	TechTarget, Inc.	39,812	2,679,746
	TEGNA, Inc.	472,548	10,419,683
	Telephone & Data Systems, Inc.	235,735	4,318,665
#*	Telesat Corp.	10,704	120,313
*	T-Mobile U.S., Inc.	488,387	60,139,975
*	Townsquare Media, Inc., Class A	28,652	312,307
#*	Travelzoo	58,147	401,214
*	TripAdvisor, Inc.	165,976	4,260,604
*	TrueCar, Inc.	172,369	617,081
*	Twitter, Inc.	257,723	12,633,581
*	U.S. Cellular Corp.	70,794	2,037,451
*	Urban One, Inc.	144,888	875,124
	Verizon Communications, Inc.	3,928,608	181,894,550
*	Walt Disney Co.	665,008	74,234,843
*	Warner Bros Discovery, Inc.	1,867,610	33,897,121
	Warner Music Group Corp., Class A	10,591	315,294
#	World Wrestling Entertainment, Inc., Class A	60,142	3,511,691
#*	Yelp, Inc.	115,766	3,765,868
#*	Zedge, Inc., Class B	7,377	37,918

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Ziff Davis, Inc.	100,702	$8,898,029
*	Zynga, Inc., Class A	1,400,125	11,579,034

TOTAL COMMUNICATION SERVICES			2,104,465,053

CONSUMER DISCRETIONARY — (11.0%)
#*	Cheesecake Factory, Inc.	62,334	2,300,748
*	1-800-Flowers.com, Inc., Class A	70,961	723,802
#*	2U, Inc.	53,977	538,690
	Aaron’s Co., Inc.	63,892	1,311,703
*	Abercrombie & Fitch Co., Class A	126,695	4,381,113
#	Academy Sports & Outdoors, Inc.	16,983	634,485
	Acushnet Holdings Corp.	122,824	5,003,850
*	Adient PLC	176,612	6,029,534
#	ADT, Inc.	307,982	2,109,677
*	Adtalem Global Education, Inc.	101,505	2,975,112
	Advance Auto Parts, Inc.	81,320	16,233,912
*	Amazon.com, Inc.	245,859	611,114,506
	AMCON Distributing Co.	377	63,129
*	American Axle & Manufacturing Holdings, Inc.	222,007	1,469,686
#	American Eagle Outfitters, Inc.	347,198	5,246,162
#*	American Outdoor Brands, Inc.	41,033	517,016
*	American Public Education, Inc.	37,453	728,086
*	America’s Car-Mart, Inc.	16,795	1,357,876
*	Aptiv PLC	153,600	16,343,040
	Aramark	352,644	12,783,345
#*	Ark Restaurants Corp.	3,088	55,584
#*	Asbury Automotive Group, Inc.	41,573	7,637,376
	Autoliv, Inc.	158,853	11,704,289
*	AutoNation, Inc.	190,026	22,025,914
*	AutoZone, Inc.	16,718	32,691,547
*	Barnes & Noble Education, Inc.	86,236	262,157
	Bassett Furniture Industries, Inc.	16,606	274,995
	Bath & Body Works, Inc.	155,937	8,247,508
#*	BBQ Holdings, Inc.	5,587	80,620
*	Beazer Homes USA, Inc.	68,898	1,038,982
#*	Bed Bath & Beyond, Inc.	198,541	2,702,143
#	Best Buy Co., Inc.	351,343	31,596,276
#	Big 5 Sporting Goods Corp.	217,841	3,152,159
#	Big Lots, Inc.	80,654	2,492,209
*	Biglari Holdings, Inc., Class A	309	211,127
*	Biglari Holdings, Inc., Class B	3,890	530,557
*	BJ’s Restaurants, Inc.	30,428	845,594
#	Bloomin’ Brands, Inc.	125,121	2,751,411
	Bluegreen Vacations Holding Corp.	9,703	255,189
*	Booking Holdings, Inc.	11,107	24,549,913
*	Boot Barn Holdings, Inc.	62,822	5,657,749
	BorgWarner, Inc.	457,862	16,863,057
	Boyd Gaming Corp.	37,566	2,275,748
*	Bright Horizons Family Solutions, Inc.	59,337	6,778,659
#*	Brinker International, Inc.	57,654	2,094,570
	Brunswick Corp.	161,449	12,207,159
#	Buckle, Inc.	42,151	1,309,210
	Build-A-Bear Workshop, Inc.	28,648	542,593
#*	Burlington Stores, Inc.	18,537	3,773,392
#*	Caesars Entertainment, Inc.	46,259	3,066,047
#	Caleres, Inc.	72,949	1,672,721
#	Camping World Holdings, Inc., Class A	24,923	640,023
*	Capri Holdings Ltd.	239,190	11,409,363
*	CarMax, Inc.	228,460	19,597,299

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Carnival Corp.	494,919	$8,562,099
#*	CarParts.com, Inc.	22,016	131,876
	Carriage Services, Inc.	42,220	1,810,816
#	Carrols Restaurant Group, Inc.	99,977	159,963
#	Carter’s, Inc.	81,521	6,867,329
#*	Carvana Co.	12,126	702,823
	Cato Corp., Class A	41,230	558,667
*	Cavco Industries, Inc.	15,131	3,574,699
	Century Communities, Inc.	72,027	3,797,263
*	Chegg, Inc.	80,595	1,993,920
#*	Chewy, Inc., Class A	32,568	946,426
#*	Chico’s FAS, Inc.	169,665	899,224
#*	Children’s Place, Inc.	23,576	1,092,276
*	Chipotle Mexican Grill, Inc.	14,496	21,100,523
#	Choice Hotels International, Inc.	73,068	10,263,131
	Churchill Downs, Inc.	35,650	7,234,811
*	Chuy’s Holdings, Inc.	35,308	883,053
#*	Citi Trends, Inc.	36,097	1,009,633
	Clarus Corp.	50,937	1,138,442
	Columbia Sportswear Co.	111,496	9,160,511
#*	Conn’s, Inc.	58,402	913,991
*	Container Store Group, Inc.	79,174	605,681
††^	Contra Zagg, Inc.	55,398	4,986
#*	Cooper-Standard Holdings, Inc.	37,891	174,678
#	Cracker Barrel Old Country Store, Inc.	43,104	4,784,113
*	Crocs, Inc.	80,663	5,358,443
	Crown Crafts, Inc.	10,832	67,808
	Culp, Inc.	23,254	150,221
	Dana, Inc.	268,545	3,977,151
	Darden Restaurants, Inc.	114,502	15,083,348
*	Dave & Buster’s Entertainment, Inc.	51,855	2,359,402
*	Deckers Outdoor Corp.	49,263	13,091,642
*	Delta Apparel, Inc.	10,000	289,800
*	Denny’s Corp.	81,137	1,040,176
#	Designer Brands, Inc., Class A	128,487	1,775,690
#	Dick’s Sporting Goods, Inc.	116,867	11,268,316
#	Dillard’s, Inc., Class A	42,601	12,942,610
	Dollar General Corp.	181,369	43,080,579
*	Dollar Tree, Inc.	302,490	49,139,500
#	Domino’s Pizza, Inc.	25,961	8,774,818
*	Dorman Products, Inc.	51,956	5,129,096
	DR Horton, Inc.	404,260	28,132,453
*	Duluth Holdings, Inc., Class B	5,670	69,458
	eBay, Inc.	579,468	30,085,979
	Educational Development Corp.	5,764	37,754
*	El Pollo Loco Holdings, Inc.	66,941	712,922
#	Escalade, Inc.	25,241	331,919
#	Ethan Allen Interiors, Inc.	46,997	1,115,709
#*	Etsy, Inc.	81,324	7,578,584
*	Expedia Group, Inc.	44,251	7,732,862
*	Fiesta Restaurant Group, Inc.	56,297	382,820
#*	Five Below, Inc.	84,265	13,238,031
	Flanigan’s Enterprises, Inc.	1,100	40,920
#	Flexsteel Industries, Inc.	14,862	322,357
#*	Floor & Decor Holdings, Inc., Class A	129,586	10,330,596
#	Foot Locker, Inc.	222,538	6,522,589
	Ford Motor Co.	2,088,826	29,577,776
*	Fossil Group, Inc.	94,331	931,990
*	Fox Factory Holding Corp.	62,549	5,121,512

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	frontdoor, Inc.	103,384	$3,195,599
*	Full House Resorts, Inc.	1,684	15,240
#*	Funko, Inc., Class A	32,785	534,068
#	Gap, Inc.	487,964	6,060,513
	Garmin Ltd.	184,653	20,263,820
*	General Motors Co.	1,491,750	56,552,242
*	Genesco, Inc.	31,488	1,953,201
	Gentex Corp.	454,992	13,354,015
*	Gentherm, Inc.	66,801	4,503,723
	Genuine Parts Co.	141,647	18,421,192
*	G-III Apparel Group Ltd.	91,035	2,410,607
*	Goodyear Tire & Rubber Co.	499,634	6,655,125
#*	GoPro, Inc., Class A.	44,031	392,757
	Graham Holdings Co., Class B	8,782	5,202,193
*	Grand Canyon Education, Inc.	79,088	7,590,075
*	Green Brick Partners, Inc.	14,320	282,104
	Group 1 Automotive, Inc.	40,577	7,066,079
	Guess?, Inc.	146,916	3,301,203
#	H&R Block, Inc.	203,394	5,302,482
#	Hamilton Beach Brands Holding Co., Class A	21,074	197,253
#	Hanesbrands, Inc.	689,178	9,138,500
#	Harley-Davidson, Inc.	252,407	9,200,235
	Hasbro, Inc.	141,804	12,487,260
#	Haverty Furniture Cos., Inc.	39,090	970,605
	Haverty Furniture Cos., Inc., Class A	1,608	39,525
#*	Helen of Troy Ltd.	42,508	9,118,391
	Hibbett, Inc.	35,730	1,542,821
*	Hilton Grand Vacations, Inc.	134,862	6,315,587
*	Hilton Worldwide Holdings, Inc.	165,906	25,763,543
	Home Depot, Inc.	578,985	173,927,094
	Hooker Furnishings Corp.	28,755	484,809
#*	Horizon Global Corp.	29,949	111,410
*	Hyatt Hotels Corp., Class A.	57,885	5,496,760
#	Installed Building Products, Inc.	55,478	4,464,315
#	International Game Technology PLC	41,102	897,257
*	iRobot Corp.	48,149	2,438,747
#	Jack in the Box, Inc.	33,995	2,813,426
	Johnson Outdoors, Inc., Class A	19,173	1,466,351
	KB Home	105,351	3,416,533
	Kohl’s Corp.	300,033	17,365,910
#	Kontoor Brands, Inc.	54,123	2,150,307
#*	Koss Corp.	884	5,773
*	Lakeland Industries, Inc.	13,493	218,317
*	Lands’ End, Inc.	61,326	859,791
*	Las Vegas Sands Corp.	113,038	4,004,936
	Laureate Education, Inc., Class A	77,481	877,860
*††^	Lazare Kaplan International, Inc.	1,600	225
	La-Z-Boy, Inc.	93,977	2,469,716
#*	Lazydays Holdings, Inc.	2,974	57,785
#	LCI Industries	54,831	5,336,153
	Lear Corp.	115,316	14,753,529
#	Leggett & Platt, Inc.	268,693	9,573,532
	Lennar Corp., Class A	263,561	20,159,781
	Lennar Corp., Class B	21,010	1,369,852
#	Levi Strauss & Co., Class A	58,450	1,058,529
#*	LGI Homes, Inc.	48,714	4,564,989
	Lifetime Brands, Inc.	37,101	468,215
*	Lincoln Educational Services Corp.	13,808	98,727
#*	Liquidity Services, Inc.	77,445	1,116,757

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc.	50,477	$14,291,553
	LKQ Corp.	314,846	15,625,807
*	LL Flooring Holdings, Inc.	46,392	640,674
#*	Lovesac Co.	6,714	294,342
	Lowe’s Cos., Inc.	359,114	71,007,611
*	Lululemon Athletica, Inc.	63,716	22,595,605
*	M/I Homes, Inc.	45,749	2,025,766
	Macy’s, Inc.	609,715	14,736,812
#*	Malibu Boats, Inc., Class A	51,158	2,572,736
#	Marine Products Corp.	11,488	134,869
#*	MarineMax, Inc.	63,014	2,578,533
*	Marriott International, Inc., Class A	191,220	33,945,374
	Marriott Vacations Worldwide Corp.	63,590	9,495,895
#*	MasterCraft Boat Holdings, Inc.	51,077	1,229,423
*	Mattel, Inc.	317,861	7,727,201
	McDonald’s Corp.	398,179	99,210,280
	MDC Holdings, Inc.	143,084	5,281,230
*	Meritage Homes Corp.	85,142	7,028,472
	MGM Resorts International	365,526	15,001,187
*	Modine Manufacturing Co.	102,280	808,012
*	Mohawk Industries, Inc.	69,893	9,859,107
#*	Monarch Casino & Resort, Inc.	6,425	450,714
	Monro, Inc.	58,577	2,678,726
*	Motorcar Parts of America, Inc.	54,774	833,113
	Movado Group, Inc.	30,786	1,107,372
	Murphy USA, Inc.	72,103	16,843,261
#	Nathan’s Famous, Inc.	8,747	414,345
#*	National Vision Holdings, Inc.	131,567	4,953,498
#*	Nautilus, Inc.	69,651	209,650
	Newell Brands, Inc.	634,860	14,697,009
	NIKE, Inc., Class B	800,025	99,763,117
	Nobility Homes, Inc.	1,105	36,437
#*	Noodles & Co.	11,233	62,568
	Nordstrom, Inc.	120,354	3,093,098
#*	Norwegian Cruise Line Holdings Ltd.	314,847	6,306,385
*	NVR, Inc.	4,300	18,817,703
*	ODP Corp.	104,503	4,496,764
#*	Ollie’s Bargain Outlet Holdings, Inc.	87,334	4,196,399
*	O’Reilly Automotive, Inc.	39,984	24,252,295
#	Oxford Industries, Inc.	36,978	3,313,229
#	Papa John’s International, Inc.	52,642	4,793,054
	Patrick Industries, Inc.	58,494	3,641,251
*	Peloton Interactive, Inc., Class A	106,055	1,862,326
#*	Penn National Gaming, Inc.	120,323	4,400,212
	Penske Automotive Group, Inc.	160,308	16,803,485
*	Perdoceo Education Corp.	151,914	1,698,399
#	PetMed Express, Inc.	26,614	582,847
*	Planet Fitness, Inc., Class A	118,732	9,502,122
#*	PlayAGS, Inc.	13,971	92,209
#	Polaris, Inc.	118,376	11,238,617
	Pool Corp.	39,521	16,014,700
*	Potbelly Corp.	44,397	285,917
	PulteGroup, Inc.	469,726	19,615,758
#*	Purple Innovation, Inc.	19,782	81,502
	PVH Corp.	106,998	7,787,314
#*	Quotient Technology, Inc.	127,255	675,724
	Qurate Retail, Inc., Class A	634,821	2,672,596
	Ralph Lauren Corp.	76,967	8,030,737
	RCI Hospitality Holdings, Inc.	8,400	520,464

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Red Robin Gourmet Burgers, Inc.	24,292	$320,411
	Red Rock Resorts, Inc., Class A	108,474	4,768,517
#	Rent-A-Center, Inc.	133,011	3,208,225
*	Revolve Group, Inc.	37,490	1,584,327
*	RH	22,319	7,501,862
#	Rocky Brands, Inc.	7,436	286,360
	Ross Stores, Inc.	381,335	38,045,793
#*	Royal Caribbean Cruises Ltd.	181,804	14,131,625
#	Ruth’s Hospitality Group, Inc.	75,815	1,589,841
#*	Sally Beauty Holdings, Inc.	165,675	2,505,006
*	Scientific Games Corp., Class A	132,363	7,420,270
*	SeaWorld Entertainment, Inc.	97,387	6,567,779
	Service Corp. International	257,961	16,924,821
#*	Shake Shack, Inc., Class A	38,688	2,237,327
#	Shoe Carnival, Inc.	61,692	1,862,481
#	Shutterstock, Inc.	61,200	4,634,064
#	Signet Jewelers Ltd.	105,144	7,381,109
*	Six Flags Entertainment Corp.	50	1,914
*	Skechers USA, Inc., Class A	211,628	8,105,352
*	Skyline Champion Corp.	96,528	4,926,789
#*	Sleep Number Corp.	40,053	1,624,550
#	Smith & Wesson Brands, Inc.	149,336	2,050,383
#	Sonic Automotive, Inc., Class A	99,885	4,250,107
#*	Sonos, Inc.	100,566	2,294,916
*	Sportsman’s Warehouse Holdings, Inc.	119,009	1,143,676
	Standard Motor Products, Inc.	50,632	2,160,974
	Starbucks Corp.	610,387	45,559,286
	Steven Madden Ltd.	145,902	5,990,736
*	Stitch Fix, Inc., Class A	10,962	104,139
*	Stoneridge, Inc.	73,619	1,451,030
	Strategic Education, Inc.	35,908	2,319,657
*	Strattec Security Corp.	5,496	194,833
*	Stride, Inc.	90,178	3,543,995
	Superior Group of Cos., Inc.	33,980	540,282
*	Superior Industries International, Inc.	160,098	517,117
	Tapestry, Inc.	434,360	14,299,131
	Target Corp.	398,108	91,027,394
*	Taylor Morrison Home Corp.	276,183	7,233,233
	Tempur Sealy International, Inc.	253,569	6,874,256
*	Tenneco, Inc., Class A.	80,858	1,388,332
*	Terminix Global Holdings, Inc.	191,779	8,800,738
*	Tesla, Inc.	209,330	182,276,191
	Texas Roadhouse, Inc.	111,420	9,173,209
#	Thor Industries, Inc.	76,253	5,837,167
	Tilly’s, Inc., Class A	42,253	372,671
	TJX Cos., Inc.	726,156	44,498,840
	Toll Brothers, Inc.	193,184	8,957,942
*	TopBuild Corp.	65,045	11,782,251
	Tractor Supply Co.	133,523	26,898,208
	Travel & Leisure Co.	123,903	6,874,138
*	TravelCenters of America, Inc.	13,556	515,264
*	Tri Pointe Homes, Inc.	267,910	5,537,700
#*	Tupperware Brands Corp.	64,678	1,137,039
*	Ulta Beauty, Inc.	60,981	24,197,261
*	Under Armour, Inc., Class A	171,265	2,630,630
*	Under Armour, Inc., Class C	231,600	3,286,404
*	Unifi, Inc.	49,869	731,578
#*	Unique Fabricating, Inc.	4,774	6,922
*	Universal Electronics, Inc.	29,638	874,321

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Technical Institute, Inc.	55,794	$578,026
*	Urban Outfitters, Inc.	185,300	4,410,140
	Vail Resorts, Inc.	36,055	9,163,739
*	Vera Bradley, Inc.	83,961	516,360
	VF Corp.	260,114	13,525,928
#*	Victoria’s Secret & Co.	51,979	2,449,250
*	Vince Holding Corp.	4,110	37,442
*	Vista Outdoor, Inc.	129,974	4,578,984
#*	Visteon Corp.	45,101	4,722,526
*	VOXX International Corp.	79,250	599,923
#*	Wayfair, Inc., Class A	52,381	4,030,194
	Wendy’s Co.	363,034	7,173,552
	Weyco Group, Inc.	18,839	463,628
	Whirlpool Corp.	122,632	22,260,161
#	Williams-Sonoma, Inc.	135,931	17,736,277
#	Wingstop, Inc.	44,263	4,061,573
	Winmark Corp.	6,666	1,354,531
#	Winnebago Industries, Inc.	59,273	3,152,138
	Wolverine World Wide, Inc.	125,179	2,481,048
#*	WW International, Inc.	96,800	947,672
	Wyndham Hotels & Resorts, Inc.	87,742	7,717,786
#*	Wynn Resorts Ltd.	69,330	4,886,378
#*	XPEL, Inc.	2,535	109,689
#*	YETI Holdings, Inc.	75,647	3,696,869
	Yum! Brands, Inc.	172,941	20,235,826
*	Zovio, Inc.	66,789	48,743
#*	Zumiez, Inc.	48,597	1,780,108

TOTAL CONSUMER DISCRETIONARY			3,325,475,992

CONSUMER STAPLES — (6.7%)
	Albertsons Cos., Inc., Class A	2,500	78,200
	Alico, Inc.	15,742	624,485
	Altria Group, Inc.	955,591	53,102,192
	Andersons, Inc.	66,984	3,364,606
	Archer-Daniels-Midland Co.	454,815	40,733,231
	B&G Foods, Inc.	143,133	3,854,572
*	BellRing Brands, Inc.	200,539	4,297,551
*	BJ’s Wholesale Club Holdings, Inc.	162,243	10,440,337
#*	Boston Beer Co., Inc. (The), Class A	15,005	5,626,875
*	Bridgford Foods Corp.	5,919	76,947
	Brown-Forman Corp., Class A	54,490	3,401,266
	Brown-Forman Corp., Class B	225,181	15,186,207
	Bunge Ltd.	249,126	28,181,133
	Calavo Growers, Inc.	27,081	981,415
	Cal-Maine Foods, Inc.	70,316	3,778,079
	Campbell Soup Co.	461,883	21,810,115
	Casey’s General Stores, Inc.	71,921	14,477,697
#*	Celsius Holdings, Inc.	12,612	655,824
*	Central Garden & Pet Co.	25,073	1,097,947
*	Central Garden & Pet Co., Class A	89,901	3,720,103
#*	Chefs’ Warehouse, Inc.	65,464	2,395,982
	Church & Dwight Co., Inc.	236,332	23,056,550
	Clorox Co.	109,115	15,654,729
	Coca-Cola Co.	2,614,699	168,935,702
#	Coca-Cola Consolidated, Inc.	14,639	6,463,119
	Coffee Holding Co., Inc.	300	906
	Colgate-Palmolive Co.	471,504	36,329,383
	Conagra Brands, Inc.	429,115	14,988,987
	Constellation Brands, Inc., Class A	70,197	17,274,780

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	266,821	$141,874,062
*	Coty, Inc., Class A	1,007,252	8,168,814
*	Cyanotech Corp.	800	2,304
*	Darling Ingredients, Inc.	353,784	25,964,208
	Edgewell Personal Care Co.	89,379	3,408,915
#*	elf Beauty, Inc.	84,378	2,052,917
#	Energizer Holdings, Inc.	90,665	2,746,243
	Estee Lauder Cos., Inc., Class A	128,727	33,991,652
*	Farmer Bros Co.	49,522	310,998
	Flowers Foods, Inc.	435,838	11,558,424
	Fresh Del Monte Produce, Inc.	105,829	2,756,845
#*	Freshpet, Inc.	19,288	1,800,535
	General Mills, Inc.	543,221	38,422,021
#*	Grocery Outlet Holding Corp.	5,826	196,161
*	Hain Celestial Group, Inc.	151,050	5,066,217
*	Herbalife Nutrition Ltd.	206,259	5,482,364
	Hershey Co.	123,243	27,824,572
	Hormel Foods Corp.	395,113	20,699,970
*	Hostess Brands, Inc.	260,999	5,922,067
	Ingles Markets, Inc., Class A	36,506	3,399,439
	Ingredion, Inc.	132,159	11,248,053
	Inter Parfums, Inc.	44,959	3,674,499
	J M Smucker Co.	115,629	15,833,079
#	J&J Snack Foods Corp.	24,949	3,734,865
	John B. Sanfilippo & Son, Inc.	23,822	1,849,540
	Kellogg Co.	372,011	25,482,754
	Keurig Dr Pepper, Inc.	326,838	12,223,741
	Kimberly-Clark Corp.	198,892	27,612,176
	Kraft Heinz Co.	354,517	15,113,060
	Kroger Co.	1,272,898	68,685,576
	Lamb Weston Holdings, Inc.	110,553	7,307,553
	Lancaster Colony Corp.	48,206	7,480,607
*	Landec Corp.	58,908	586,135
*	Lifevantage Corp.	11,327	44,175
#*	Lifeway Foods, Inc.	13,678	78,238
#	Limoneira Co.	35,823	427,727
#	McCormick & Co., Inc.	227,476	22,877,261
#	McCormick & Co., Inc.	8,596	874,815
	Medifast, Inc.	20,616	3,677,070
#	MGP Ingredients, Inc.	30,287	2,766,112
#	Molson Coors Beverage Co., Class A	102	5,998
	Molson Coors Beverage Co., Class B	225,082	12,185,939
	Mondelez International, Inc., Class A	577,565	37,241,391
*	Monster Beverage Corp.	189,158	16,207,057
#	National Beverage Corp.	93,322	4,113,634
*	Natural Alternatives International, Inc.	9,699	94,953
	Natural Grocers by Vitamin Cottage, Inc.	54,081	1,102,712
#	Natural Health Trends Corp.	13,193	92,747
*	Nature’s Sunshine Products, Inc.	34,510	571,486
	Nu Skin Enterprises, Inc., Class A	106,211	4,528,837
	Ocean Bio-Chem, Inc.	3,050	23,668
	Oil-Dri Corp. of America	8,525	212,699
	PepsiCo, Inc.	1,155,131	198,347,544
#*	Performance Food Group Co.	230,398	11,347,102
	Philip Morris International, Inc.	773,755	77,375,500
*	Pilgrim’s Pride Corp.	258,564	7,330,289
*	Post Holdings, Inc.	158,181	11,767,085
	PriceSmart, Inc.	53,929	4,284,659
	Procter & Gamble Co.	1,579,025	253,512,464

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Reynolds Consumer Products, Inc.	11,216	$331,881
#*	Rite Aid Corp.	52,805	336,368
	Rocky Mountain Chocolate Factory, Inc.	5,266	34,808
#*	S&W Seed Co.	43,698	60,303
	Sanderson Farms, Inc.	36,031	6,823,190
	Seaboard Corp.	581	2,454,719
*	Seneca Foods Corp., Class A	18,887	1,024,620
*»	Seneca Foods Corp., Class B	1,493	83,309
*	Simply Good Foods Co.	139,741	5,820,213
	SpartanNash Co.	87,356	2,994,564
	Spectrum Brands Holdings, Inc.	95,318	8,108,702
#*	Sprouts Farmers Market, Inc.	266,232	7,933,714
	Sysco Corp.	376,177	32,155,610
#	Tootsie Roll Industries, Inc.	37,856	1,326,096
#*	TreeHouse Foods, Inc.	117,774	3,709,881
#	Turning Point Brands, Inc.	36,223	1,137,040
	Tyson Foods, Inc., Class A	290,875	27,097,915
*	U.S. Foods Holding Corp.	333,333	12,539,987
*	United Natural Foods, Inc.	129,013	5,538,528
	United-Guardian, Inc.	1,741	37,501
	Universal Corp.	53,407	3,089,595
*	USANA Health Sciences, Inc.	46,387	3,556,027
#	Vector Group Ltd.	225,683	2,870,688
	Village Super Market, Inc., Class A	24,867	576,666
	Walgreens Boots Alliance, Inc.	519,045	22,007,508
	Walmart, Inc.	985,735	150,807,598
#	WD-40 Co.	18,471	3,398,295
#	Weis Markets, Inc.	54,171	4,327,179

TOTAL CONSUMER STAPLES			2,024,342,953

ENERGY — (5.1%)
	Adams Resources & Energy, Inc.	3,234	125,706
#*	Alto Ingredients, Inc.	52,100	300,617
	Antero Midstream Corp.	271,935	2,792,772
*	Antero Resources Corp.	447,117	15,738,518
	APA Corp.	148,075	6,060,710
#	Arch Resources, Inc.	32,013	5,326,323
	Archrock, Inc.	357,931	3,117,579
*	Ardmore Shipping Corp.	97,147	605,226
	Baker Hughes Co.	537,224	16,664,689
	Berry Corp.	86,019	943,628
*	Bristow Group, Inc.	15,448	460,659
	Cabot Oil & Gas Corp.	1,424,119	41,000,386
#	Cactus, Inc., Class A	57,555	2,873,721
	California Resources Corp.	56,950	2,289,960
*	Callon Petroleum Co.	33,441	1,714,520
*	Centennial Resource Development, Inc., Class A	225,264	1,743,543
	ChampionX Corp.	378,058	7,977,024
	Cheniere Energy, Inc.	178,500	24,242,085
#	Chesapeake Energy Corp.	28,903	2,370,624
	Chevron Corp.	1,292,636	202,517,282
	Civitas Resources, Inc.	42,832	2,510,812
#*	Clean Energy Fuels Corp.	381,633	2,236,369
*	CNX Resources Corp.	455,989	9,370,574
*	Comstock Resources, Inc.	171,048	2,912,947
	ConocoPhillips.	1,164,407	111,224,157
*	CONSOL Energy, Inc.	57,969	2,756,426
#	Continental Resources, Inc.	277,636	15,428,233
#	Core Laboratories NV	55,784	1,450,384

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Crescent Energy, Inc., Class A	3,319	$52,142
	CVR Energy, Inc.	177,721	4,455,465
*	Delek U.S. Holdings, Inc.	152,017	3,678,811
#*	Denbury, Inc.	27,619	1,767,064
	Devon Energy Corp.	866,143	50,383,538
	DHT Holdings, Inc.	372,797	2,095,119
	Diamondback Energy, Inc.	103,942	13,120,599
*	DMC Global, Inc.	29,869	597,081
	Dorian LPG Ltd.	61,770	909,254
*	Dril-Quip, Inc.	71,096	2,053,252
*	DTE Midstream LLC	74,818	4,021,468
#*	Earthstone Energy, Inc., Class A	53,052	715,671
	EnLink Midstream LLC	520,780	5,140,099
	EOG Resources, Inc.	500,872	58,481,815
	Epsilon Energy Ltd.	60,463	447,426
#	EQT Corp.	397,989	15,820,063
	Equitrans Midstream Corp.	495,693	3,896,147
	Evolution Petroleum Corp.	88,922	561,098
#*	Expro Group Holdings NV	77,098	1,178,057
*	Exterran Corp.	61,573	418,081
	Exxon Mobil Corp.	2,846,089	242,629,087
#*	Forum Energy Technologies, Inc.	11,503	243,058
*	Geospace Technologies Corp.	24,656	142,512
#*	Green Plains, Inc.	81,880	2,298,372
*	Gulf Island Fabrication, Inc.	63,013	234,408
	Halliburton Co.	884,700	31,513,014
#*	Helix Energy Solutions Group, Inc.	370,680	1,523,495
	Helmerich & Payne, Inc.	236,024	10,864,185
	Hess Corp.	313,676	32,330,585
*	HF Sinclair Corp.	309,128	11,753,047
*	Independence Contract Drilling, Inc.	2,220	9,146
#	International Seaways, Inc.	56,633	1,196,655
	Kinder Morgan, Inc.	1,106,475	20,082,521
*	Kosmos Energy Ltd.	887,646	6,000,487
#*	Laredo Petroleum, Inc.	22,138	1,576,447
*	Liberty Energy, Inc., Class A	115,685	1,867,156
#	Magnolia Oil & Gas Corp., Class A	126,747	2,945,600
	Marathon Oil Corp.	1,171,032	29,182,117
	Marathon Petroleum Corp.	528,844	46,146,927
	Matador Resources Co.	308,984	15,084,599
*	MIND Technology, Inc.	25,774	26,289
	Murphy Oil Corp.	319,973	12,184,572
*	Nabors Industries Ltd.	17,056	2,637,199
	NACCO Industries, Inc., Class A	13,931	641,940
*	Natural Gas Services Group, Inc.	25,016	307,196
	New Fortress Energy, Inc.	20,801	806,663
*	Newpark Resources, Inc.	166,702	581,790
*	NexTier Oilfield Solutions, Inc.	416,239	4,591,116
	NOV, Inc.	517,227	9,377,326
#	Oasis Petroleum, Inc.	951	126,160
	Occidental Petroleum Corp.	1,257,584	69,280,303
*	Oceaneering International, Inc.	188,125	2,131,456
*	Oil States International, Inc.	113,375	766,415
	ONEOK, Inc.	428,516	27,137,918
*	Overseas Shipholding Group, Inc., Class A	168,614	350,717
	Ovintiv, Inc.	46,929	2,402,296
*	Par Pacific Holdings, Inc.	138,110	2,026,074
	Patterson-UTI Energy, Inc.	417,745	6,867,728
*	PBF Energy, Inc., Class A	225,027	6,539,285

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	PDC Energy, Inc.	220,416	$15,371,812
*	Peabody Energy Corp.	182,697	4,136,260
	Phillips 66	302,239	26,222,256
#	PHX Minerals, Inc.	28,869	101,330
	Pioneer Natural Resources Co.	142,461	33,117,909
#*	PrimeEnergy Resources Corp.	2,614	203,892
*	ProPetro Holding Corp.	182,468	2,580,098
*	Range Resources Corp.	589,071	17,636,786
#*	Ranger Energy Services, Inc.	10,562	106,887
*	Ranger Oil Corp., Class A	28,158	896,832
*	Renewable Energy Group, Inc.	98,363	6,006,045
*	REX American Resources Corp.	11,500	973,245
#*	RPC, Inc.	299,380	3,095,589
*	SandRidge Energy, Inc.	36,068	669,783
	Schlumberger NV.	850,708	33,186,119
#	Scorpio Tankers, Inc.	111,229	2,750,693
#*	SEACOR Marine Holdings, Inc.	63,811	459,439
*	Select Energy Services, Inc., Class A	202,993	1,575,226
	SFL Corp. Ltd.	257,092	2,550,353
#*	SilverBow Resources, Inc.	20,603	754,070
	SM Energy Co.	118,946	4,226,151
#*	Smart Sand, Inc.	48,900	212,715
	Solaris Oilfield Infrastructure, Inc., Class A	67,049	754,301
#*	Southwestern Energy Co.	1,402,188	10,516,410
*	Talos Energy, Inc.	153,139	2,782,536
	Targa Resources Corp.	325,362	23,884,824
*	TechnipFMC PLC.	654,164	4,526,815
*	Teekay Tankers Ltd., Class A	66,722	1,068,219
#*	TETRA Technologies, Inc.	142,621	524,845
#	Texas Pacific Land Corp.	36	49,198
*	Tidewater, Inc.	74,980	1,496,601
*	U.S. Silica Holdings, Inc.	137,265	2,550,384
	Valero Energy Corp.	343,771	38,323,591
	Whiting Petroleum Corp.	46,947	3,429,478
	Williams Cos., Inc.	907,838	31,129,765
	World Fuel Services Corp.	136,776	3,312,715

TOTAL ENERGY.			1,544,136,757

FINANCIALS — (13.3%)
	1st Source Corp.	58,116	2,514,679
	ACNB Corp.	13,445	460,222
	Affiliated Managers Group, Inc.	70,504	8,853,187
*	Affinity Bancshares, Inc.	6,685	102,949
	Aflac, Inc.	483,741	27,708,684
*	Alleghany Corp.	13,754	11,505,221
	Allegiance Bancshares, Inc.	41,667	1,702,514
	Allstate Corp.	400,352	50,660,542
	Ally Financial, Inc.	528,777	21,129,929
	A-Mark Precious Metals, Inc.	14,596	1,150,165
*	Ambac Financial Group, Inc.	33,328	257,625
	American Equity Investment Life Holding Co.	166,321	6,273,628
	American Express Co.	450,551	78,715,765
	American Financial Group, Inc.	129,870	17,984,398
	American International Group, Inc.	462,656	27,070,003
	American National Bankshares, Inc.	22,485	781,129
	American National Group, Inc.	27,596	5,204,882
	Ameriprise Financial, Inc.	117,924	31,307,643
	Ameris Bancorp.	126,400	5,270,880
	AMERISAFE, Inc.	36,226	1,679,075

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	AmeriServ Financial, Inc.	8,436	$33,491
	Ames National Corp.	17,858	417,877
	Aon PLC, Class A	150,813	43,432,636
	Apollo Global Management, Inc.	302,588	15,056,779
*	Arch Capital Group Ltd.	372,851	17,028,105
	Ares Management Corp., Class A	94,871	6,282,358
	Argo Group International Holdings Ltd.	71,702	3,068,846
	Arrow Financial Corp.	32,298	1,010,927
	Arthur J Gallagher & Co.	165,503	27,885,600
	Artisan Partners Asset Management, Inc., Class A	82,759	2,659,874
	Associated Banc-Corp.	267,037	5,327,388
	Associated Capital Group, Inc., Class A	5,637	223,225
	Assurant, Inc.	86,759	15,779,727
	Assured Guaranty Ltd.	175,467	9,677,005
	Atlantic American Corp.	2,737	8,348
	Atlantic Union Bankshares Corp.	143,174	4,836,418
#*	Atlanticus Holdings Corp.	16,795	722,857
	Auburn National BanCorp, Inc.	1,203	36,740
	Axis Capital Holdings Ltd.	137,209	7,866,192
*	Axos Financial, Inc.	117,359	4,445,559
	Banc of California, Inc.	126,233	2,277,243
#	BancFirst Corp.	60,430	4,940,152
*	Bancorp, Inc.	140,123	3,179,391
	Bank of America Corp.	3,912,477	139,597,179
	Bank of Hawaii Corp.	69,691	5,180,829
	Bank of Marin Bancorp	28,828	901,163
	Bank of New York Mellon Corp.	433,530	18,234,272
	Bank of NT Butterfield & Son Ltd.	111,550	3,572,946
	Bank of Princeton	9,863	296,087
	Bank of South Carolina Corp.	5,861	104,677
	Bank of the James Financial Group, Inc.	3,363	51,118
	Bank OZK	225,356	8,658,178
	BankFinancial Corp.	29,449	300,674
	BankUnited, Inc.	168,075	6,309,535
	Bankwell Financial Group, Inc.	8,501	289,034
	Banner Corp.	63,952	3,434,222
	Bar Harbor Bankshares.	22,343	583,376
	Baycom Corp.	2,513	56,919
	BCB Bancorp, Inc.	29,823	561,865
*	Berkshire Hathaway, Inc., Class B	954,456	308,127,030
	Berkshire Hills Bancorp, Inc.	93,583	2,315,243
	BGC Partners, Inc., Class A	566,106	2,054,965
	BlackRock, Inc.	61,690	38,536,509
	Blackstone, Inc.	312,752	31,766,221
*	Blucora, Inc.	54,213	1,097,813
	BOK Financial Corp.	97,679	8,100,519
*	Bridgewater Bancshares, Inc.	13,739	220,099
*	Brighthouse Financial, Inc.	138,514	7,114,079
#	BrightSphere Investment Group, Inc.	65,502	1,312,660
	Brookline Bancorp, Inc.	159,949	2,312,863
	Brown & Brown, Inc.	289,297	17,930,628
	C&F Financial Corp.	6,412	332,142
	Cadence Bank	318,170	7,966,977
	Cambridge Bancorp	2,265	185,073
	Camden National Corp.	32,220	1,441,845
*	Cannae Holdings, Inc.	160,164	3,587,674
	Capital City Bank Group, Inc.	34,427	881,675
	Capital One Financial Corp.	398,175	49,620,568
	Capitol Federal Financial, Inc.	311,084	2,995,739

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capstar Financial Holdings, Inc.	35,598	$717,300
	Cathay General Bancorp	134,527	5,393,187
	Cboe Global Markets, Inc.	94,710	10,700,336
#	CBTX, Inc.	12,697	362,118
*»	CCUR Holdings, Inc.	1	6,625
	Central Pacific Financial Corp.	39,971	966,499
	Central Valley Community Bancorp	13,713	264,798
#	CF Bankshares, Inc.	2,535	53,539
	Charles Schwab Corp.	573,157	38,017,504
	Chemung Financial Corp.	9,008	427,700
	Chubb Ltd.	227,406	46,947,969
	Cincinnati Financial Corp.	131,496	16,129,299
	Citigroup, Inc.	1,060,314	51,117,738
	Citizens & Northern Corp.	13,301	311,376
	Citizens Community Bancorp, Inc.	18,370	240,831
	Citizens Financial Group, Inc.	510,993	20,133,124
	Citizens Holding Co.	1,272	23,532
#*	Citizens, Inc.	39,312	117,543
#	City Holding Co.	29,158	2,256,246
	Civista Bancshares, Inc.	27,140	565,055
	CME Group, Inc.	135,048	29,621,428
	CNA Financial Corp.	46,149	2,189,309
	CNB Financial Corp.	32,003	795,275
	CNO Financial Group, Inc.	184,317	4,449,412
*	Coastal Financial Corp.	3,622	148,647
	Codorus Valley Bancorp, Inc.	17,121	409,192
	Cohen & Steers, Inc.	88,782	6,897,474
#*	Coinbase Global, Inc., Class A	7,300	822,783
	Colony Bankcorp, Inc.	13,348	228,785
	Columbia Banking System, Inc.	142,519	4,001,934
	Comerica, Inc.	198,601	16,265,422
	Commerce Bancshares, Inc.	202,290	13,830,567
	Community Bank System, Inc.	115,603	7,444,833
	Community Financial Corp.	9,835	402,645
	Community Trust Bancorp, Inc.	39,856	1,586,667
	Community West Bancshares.	9,137	130,568
	ConnectOne Bancorp, Inc.	78,345	2,182,692
*	Consumer Portfolio Services, Inc.	137,807	1,571,000
	Cowen, Inc., Class A	33,497	765,406
	Crawford & Co., Class A	73,029	569,626
	Crawford & Co., Class B	53,098	391,332
#*	Credit Acceptance Corp.	30,131	15,442,137
	Cullen/Frost Bankers, Inc.	96,437	12,757,651
*	Customers Bancorp, Inc.	59,614	2,507,961
#	CVB Financial Corp.	243,472	5,604,725
	Diamond Hill Investment Group, Inc.	10,114	1,702,894
	Dime Community Bancshares, Inc.	98,470	3,095,897
	Discover Financial Services	382,940	43,065,432
	Donegal Group, Inc., Class A	102,385	1,385,269
#	Donegal Group, Inc., Class B	2,147	28,641
#*	Donnelley Financial Solutions, Inc.	79,822	2,336,390
	Eagle Bancorp Montana, Inc.	10,879	220,844
	Eagle Bancorp, Inc.	67,893	3,418,413
	East West Bancorp, Inc.	229,404	16,356,505
#*	eHealth, Inc.	34,428	277,145
#*	Elevate Credit, Inc.	58,383	172,814
	Elmira Savings Bank	2,544	58,665
	Employers Holdings, Inc.	66,819	2,628,659
#*	Encore Capital Group, Inc.	69,740	4,031,669

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Enova International, Inc.	84,162	$3,147,659
*	Enstar Group Ltd.	26,644	6,281,323
	Enterprise Bancorp, Inc.	8,490	288,236
	Enterprise Financial Services Corp.	56,694	2,504,174
	Equitable Holdings, Inc.	668,414	19,270,376
	Equity Bancshares, Inc., Class A	32,237	984,196
#	Erie Indemnity Co., Class A	51,686	8,284,232
*	Esquire Financial Holdings, Inc.	10,386	373,896
	ESSA Bancorp, Inc.	9,594	165,017
	Essent Group Ltd.	161,779	6,556,903
	Evans Bancorp, Inc.	8,786	334,922
	Evercore, Inc., Class A	86,310	9,127,282
	Everest Re Group Ltd.	42,252	11,607,047
#*	EZCORP, Inc., Class A	178,592	1,250,144
	FactSet Research Systems, Inc.	34,249	13,819,129
#	Farmers & Merchants Bancorp, Inc.	1,121	42,878
	Farmers National Banc Corp.	27,473	420,886
	FB Financial Corp.	94,585	3,644,360
	Federal Agricultural Mortgage Corp., Class A	1,374	136,026
	Federal Agricultural Mortgage Corp., Class C	20,856	2,136,280
#	Federated Hermes, Inc.	209,546	5,967,870
*	FedNat Holding Co.	33,200	17,589
*	FFBW, Inc.	7,231	86,194
#*	FG Financial Group, Inc.	1,369	4,429
#	Fidelity D&D Bancorp, Inc.	1,322	49,139
	Fidelity National Financial, Inc.	441,125	17,565,597
	Fifth Third Bancorp	628,365	23,582,538
	Financial Institutions, Inc.	37,773	1,051,600
	First American Financial Corp.	203,664	11,875,648
	First BanCorp.	464,247	6,318,402
	First BanCorp.	75,265	2,819,427
	First Bancorp, Inc.	21,518	605,732
	First Bancshares, Inc.	9,134	294,023
	First Bank	19,222	274,106
	First Busey Corp.	109,363	2,457,387
	First Business Financial Services, Inc.	16,313	565,572
	First Capital, Inc.	3,880	143,521
	First Citizens BancShares, Inc., Class A	27,537	17,606,607
	First Commonwealth Financial Corp.	205,742	2,773,402
	First Community Bankshares, Inc.	39,477	1,051,273
	First Community Corp.	13,022	258,096
	First Financial Bancorp	205,339	4,199,183
	First Financial Bankshares, Inc.	206,746	8,265,705
	First Financial Corp.	12,021	512,335
	First Financial Northwest, Inc.	14,137	241,743
	First Foundation, Inc.	97,966	2,176,805
	First Hawaiian, Inc.	177,102	4,181,378
	First Horizon Corp.	921,728	20,628,273
	First Internet Bancorp.	19,229	740,124
	First Interstate BancSystem, Inc., Class A	172,582	5,612,367
	First Merchants Corp.	113,515	4,448,653
	First Mid Bancshares, Inc.	19,699	709,952
	First Northwest Bancorp	19,278	404,260
	First of Long Island Corp.	51,943	871,604
	First Republic Bank	134,287	20,038,306
	First Savings Financial Group, Inc.	2,715	67,712
	First U.S. Bancshares, Inc.	5,297	61,392
	First United Corp.	12,304	275,733
#*	First Western Financial, Inc.	526	17,263

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FirstCash Holdings, Inc.	72,932	$5,818,515
	Flagstar Bancorp, Inc.	124,801	4,405,475
	Flushing Financial Corp.	62,746	1,349,039
	FNB Corp.	582,553	6,711,011
#	Franklin Resources, Inc.	414,381	10,189,629
	FS Bancorp, Inc.	18,178	534,251
	Fulton Financial Corp.	338,415	5,133,756
*	FVCBankcorp, Inc.	1,234	25,494
	GAMCO Investors, Inc., Class A	16,874	336,974
*	Genworth Financial, Inc., Class A	148,223	549,907
	German American Bancorp, Inc.	56,588	1,986,239
	Glacier Bancorp, Inc.	181,689	8,314,089
	Global Indemnity Group LLC, Class A	19,910	516,465
	Globe Life, Inc.	120,236	11,792,747
	Goldman Sachs Group, Inc.	282,511	86,304,285
	Great Southern Bancorp, Inc.	26,148	1,483,638
*	Green Dot Corp., Class A	103,702	2,746,029
#	Greenhill & Co., Inc.	21,781	263,768
#*	Greenlight Capital Re Ltd., Class A	58,568	402,948
	Guaranty Bancshares, Inc.	12,030	413,832
*	Hallmark Financial Services, Inc.	56,159	188,133
	Hamilton Lane, Inc., Class A.	33,121	2,271,438
	Hancock Whitney Corp.	160,416	7,502,656
	Hanmi Financial Corp.	64,947	1,503,523
	Hanover Insurance Group, Inc.	74,234	10,899,036
	HarborOne Bancorp, Inc.	45,499	609,232
	Hartford Financial Services Group, Inc.	354,638	24,799,835
	Hawthorn Bancshares, Inc.	10,926	285,606
	HCI Group, Inc.	21,758	1,394,470
	Heartland Financial USA, Inc.	77,609	3,396,946
#	Hennessy Advisors, Inc.	13,944	138,743
	Heritage Commerce Corp.	121,422	1,363,569
	Heritage Financial Corp.	79,845	1,933,846
	Heritage Insurance Holdings, Inc.	59,531	253,602
	Hilltop Holdings, Inc.	173,804	4,430,264
	Hingham Institution For Savings	3,464	1,119,114
	HMN Financial, Inc.	6,890	166,600
	Home Bancorp, Inc.	14,364	550,572
	Home BancShares, Inc.	305,401	6,602,770
	Home Federal Bancorp Inc.of Louisiana	2,148	44,550
	HomeStreet, Inc.	49,402	2,005,227
	HomeTrust Bancshares, Inc.	761	20,570
	Hope Bancorp, Inc.	265,776	3,800,597
	Horace Mann Educators Corp.	75,310	3,001,103
	Horizon Bancorp, Inc.	82,626	1,444,302
	Houlihan Lokey, Inc.	81,159	6,759,733
	Huntington Bancshares, Inc.	1,405,113	18,477,236
#*	ICC Holdings, Inc.	1,000	17,050
#	IF Bancorp, Inc.	2,855	69,034
	Independent Bank Corp.	85,583	6,603,584
	Independent Bank Corp.	43,834	865,283
	Independent Bank Group, Inc.	78,727	5,337,691
	Interactive Brokers Group, Inc., Class A	49,433	2,944,229
	Intercontinental Exchange, Inc.	240,731	27,879,057
	International Bancshares Corp.	131,276	5,223,472
	Invesco Ltd.	471,520	8,666,538
	Investar Holding Corp.	18,897	372,271
	Investors Title Co.	3,752	704,063
	James River Group Holdings Ltd.	82,209	1,949,175

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Janus Henderson Group PLC	263,590	$8,034,223
	Jefferies Financial Group, Inc.	389,778	11,989,571
	JPMorgan Chase & Co.	2,201,688	262,793,480
	Kearny Financial Corp.	198,330	2,352,194
	Kemper Corp.	127,219	5,872,429
	Kentucky First Federal Bancorp	6,958	50,793
	KeyCorp	824,897	15,928,761
	Kingstone Cos., Inc.	16,836	70,880
	Kinsale Capital Group, Inc.	25,262	5,600,333
	KKR & Co., Inc.	271,344	13,830,404
	Lake Shore Bancorp, Inc.	2,985	44,477
	Lakeland Bancorp, Inc.	114,981	1,728,164
#	Lakeland Financial Corp.	50,167	3,653,161
	Landmark Bancorp, Inc.	6,885	175,912
	Lazard Ltd., Class A	220,210	7,216,282
	LCNB Corp.	24,728	397,626
*	LendingClub Corp.	132,457	2,019,969
#*	LendingTree, Inc.	13,788	1,095,043
	Limestone Bancorp, Inc.	8,255	177,070
	Lincoln National Corp.	169,548	10,198,312
#	Live Oak Bancshares, Inc.	81,213	3,437,746
	Loews Corp.	227,665	14,306,469
	LPL Financial Holdings, Inc.	154,703	29,064,053
	M&T Bank Corp.	193,746	32,285,833
	Macatawa Bank Corp.	68,654	600,722
	Magyar Bancorp, Inc.	3,982	47,704
#*	Maiden Holdings Ltd.	184,895	410,467
	MainStreet Bancshares, Inc.	901	23,057
*	Malvern Bancorp, Inc.	13,382	215,183
#	Manning & Napier, Inc.	13,893	177,414
*	Markel Corp.	10,873	14,714,213
	MarketAxess Holdings, Inc.	26,311	6,935,843
	Marsh & McLennan Cos., Inc.	310,585	50,221,594
#*	MBIA, Inc.	296,282	3,567,235
	Mercantile Bank Corp.	34,968	1,097,995
	Mercury General Corp.	107,082	5,400,145
#	Meta Financial Group, Inc.	76,339	3,332,197
	MetLife, Inc.	391,705	25,727,184
*	Metropolitan Bank Holding Corp.	3,159	281,309
	MGIC Investment Corp.	174,562	2,279,780
	Mid Penn Bancorp, Inc.	997	25,753
	Middlefield Banc Corp.	11,702	308,933
	Midland States Bancorp, Inc.	27,625	728,195
	MidWestOne Financial Group, Inc.	14,231	425,222
#	Moelis & Co., Class A	78,533	3,475,871
	Moody’s Corp.	112,571	35,626,470
	Morgan Stanley	1,062,417	85,620,186
	Morningstar, Inc.	71,725	18,162,922
*	Mr Cooper Group, Inc.	20,870	938,524
	MSCI, Inc.,Class A	45,780	19,284,825
	MVB Financial Corp.	18,456	739,347
	Nasdaq, Inc.	156,927	24,695,602
	National Bank Holdings Corp., Class A	68,908	2,515,831
	National Bankshares, Inc.	2,559	88,030
	National Security Group, Inc.	312	5,101
	National Western Life Group, Inc., Class A	7,419	1,474,600
	Navient Corp.	431,770	6,860,825
	NBT Bancorp, Inc.	95,328	3,355,546
	Nelnet, Inc., Class A	64,519	5,295,074

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	New York Community Bancorp, Inc.	744,490	$6,879,088
*	NI Holdings, Inc.	14,645	232,123
*	Nicholas Financial, Inc.	9,629	97,542
*	Nicolet Bankshares, Inc.	20,074	1,633,622
*	NMI Holdings, Inc., Class A	135,194	2,484,866
	Northeast Bank	16,291	609,609
	Northern Trust Corp.	212,920	21,941,406
	Northfield Bancorp, Inc.	114,330	1,496,580
	Northrim BanCorp, Inc.	8,802	352,696
	Northwest Bancshares, Inc.	242,912	3,080,124
	Norwood Financial Corp.	4,680	131,134
#	Oak Valley Bancorp	8,602	150,363
	OceanFirst Financial Corp.	126,123	2,362,284
	Oconee Federal Financial Corp.	365	9,289
#*	Ocwen Financial Corp.	810	16,848
	OFG Bancorp	98,751	2,624,802
	Ohio Valley Banc Corp.	5,333	162,603
	Old National Bancorp	589,988	8,944,218
	Old Point Financial Corp.	2,092	54,371
	Old Republic International Corp.	490,431	10,794,386
	Old Second Bancorp, Inc.	4,388	60,423
	OneMain Holdings, Inc.	342,159	15,715,363
	Oppenheimer Holdings, Inc., Class A	13,697	441,317
	Origin Bancorp, Inc.	3,001	113,078
	Orrstown Financial Services, Inc.	21,101	497,562
	Pacific Premier Bancorp, Inc.	196,538	6,163,432
	PacWest Bancorp	172,640	5,678,130
*	Palomar Holdings, Inc.	14,134	769,596
#	Park National Corp.	30,887	3,640,033
	Parke Bancorp, Inc.	25,939	624,092
	Pathfinder Bancorp, Inc.	4,141	84,187
#*	Patriot National Bancorp, Inc.	1,773	27,818
#	PCB Bancorp.	3,606	76,988
	PCSB Financial Corp.	28,016	513,253
	Peapack-Gladstone Financial Corp.	40,657	1,259,960
	Penns Woods Bancorp, Inc.	12,528	293,155
	Peoples Bancorp of North Carolina, Inc.	6,872	187,537
	Peoples Bancorp, Inc.	57,712	1,582,463
	Peoples Financial Services Corp.	1,679	83,346
	Pinnacle Financial Partners, Inc.	115,311	8,942,368
#	Piper Sandler Cos	33,328	3,832,053
	PJT Partners, Inc., Class A	22,127	1,460,161
#	Plumas Bancorp.	9,875	347,600
	PNC Financial Services Group, Inc.	220,907	36,692,653
*	Ponce Financial Group, Inc.	37,866	393,806
	Popular, Inc.	150,766	11,758,240
*	PRA Group, Inc.	93,314	3,921,987
	Preferred Bank	32,744	2,197,777
	Premier Financial Corp.	77,450	2,055,523
	Primerica, Inc.	94,923	12,298,224
	Primis Financial Corp.	40,303	550,136
	Principal Financial Group, Inc.	244,825	16,682,375
	ProAssurance Corp.	100,109	2,459,678
*	PROG Holdings, Inc.	129,584	3,430,088
	Progressive Corp.	343,084	36,833,498
	Prosperity Bancshares, Inc.	137,841	9,012,045
	Provident Bancorp, Inc.	24,763	394,227
	Provident Financial Holdings, Inc.	16,764	254,645
	Provident Financial Services, Inc.	170,216	3,766,880

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prudential Bancorp, Inc.	14,780	$229,386
	Prudential Financial, Inc.	228,721	24,818,516
#	Pzena Investment Management, Inc., Class A	8,560	53,842
	QCR Holdings, Inc.	32,926	1,787,553
	Radian Group, Inc.	139,181	2,977,082
#	Randolph Bancorp, Inc.	7,527	198,261
	Raymond James Financial, Inc.	234,943	22,897,545
	RBB Bancorp	3,020	64,598
	Regional Management Corp.	26,063	1,122,012
	Regions Financial Corp.	862,555	17,872,140
	Reinsurance Group of America, Inc.	76,308	8,189,375
	RenaissanceRe Holdings Ltd.	65,692	9,428,116
	Renasant Corp.	121,007	3,604,799
	Republic Bancorp, Inc., Class A	30,924	1,288,912
#*	Republic First Bancorp, Inc.	109,335	458,114
	Riverview Bancorp, Inc.	50,627	356,414
#	RLI Corp.	70,993	8,148,577
	Rocket Cos., Inc., Class A.	40,586	359,186
	S&P Global, Inc.	146,826	55,279,989
	S&T Bancorp, Inc.	86,264	2,437,821
*	Safeguard Scientifics, Inc.	41,559	171,639
	Safety Insurance Group, Inc.	36,412	3,132,888
	Salisbury Bancorp, Inc.	4,314	229,505
	Sandy Spring Bancorp, Inc.	79,969	3,140,383
	SB Financial Group, Inc.	9,865	187,435
	Seacoast Banking Corp. of Florida	56,533	1,837,322
*	Security National Financial Corp., Class A	20,736	206,738
	SEI Investments Co.	200,732	11,184,787
	Selective Insurance Group, Inc.	111,647	9,195,247
#	ServisFirst Bancshares, Inc.	94,641	7,601,565
	Shore Bancshares, Inc.	35,084	706,241
	Sierra Bancorp.	39,565	860,539
	Signature Bank	54,605	13,228,061
	Silvercrest Asset Management Group, Inc., Class A	14,147	293,975
	Simmons First National Corp., Class A	217,414	5,189,672
*	SiriusPoint Ltd.	210,091	1,319,371
	SLM Corp.	944,116	15,795,061
	SmartFinancial, Inc.	11,445	280,631
	Sound Financial Bancorp, Inc.	3,278	124,531
#	South State Corp.	132,524	10,262,659
*	Southern First Bancshares, Inc.	15,008	685,866
	Southern Missouri Bancorp, Inc.	8,071	340,596
#	Southside Bancshares, Inc.	71,052	2,784,528
	State Street Corp.	274,944	18,413,000
*	Sterling Bancorp, Inc.	6,151	42,011
	Stewart Information Services Corp.	59,741	3,082,636
	Stifel Financial Corp.	184,922	11,437,426
#	Stock Yards Bancorp, Inc.	53,081	2,775,075
*	StoneX Group, Inc.	34,586	2,344,239
	Summit Financial Group, Inc.	8,032	218,872
	Summit State Bank.	7,605	120,805
*	SVB Financial Group.	53,597	26,136,041
	Synchrony Financial.	834,804	30,729,135
	Synovus Financial Corp.	258,458	10,736,345
	T Rowe Price Group, Inc.	220,095	27,080,489
	Territorial Bancorp, Inc.	19,133	434,510
*	Texas Capital Bancshares, Inc.	92,017	4,725,993
#	TFS Financial Corp.	212,789	3,189,707
	Timberland Bancorp, Inc.	15,487	409,012

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	80,023	$930,667
	Tompkins Financial Corp.	29,901	2,182,773
	Towne Bank	146,572	4,040,990
	Tradeweb Markets, Inc., Class A	3,183	226,598
	Travelers Cos., Inc.	318,553	54,491,676
	TriCo Bancshares	64,648	2,427,532
*	TriState Capital Holdings, Inc.	62,192	1,878,820
*	Triumph Bancorp, Inc.	58,000	4,027,520
	Truist Financial Corp.	679,774	32,867,073
#*	Trupanion, Inc.	15,062	958,244
	TrustCo Bank Corp. NY	45,497	1,417,232
	Trustmark Corp.	139,495	3,889,121
	U.S. Bancorp.	1,008,583	48,976,790
	UMB Financial Corp.	80,523	7,261,564
	Umpqua Holdings Corp.	408,555	6,757,500
*	Unico American Corp.	100	291
	Union Bankshares, Inc.	863	26,322
#	United Bancorp, Inc.	5,663	95,308
	United Bancshares, Inc.	3,436	116,446
	United Bankshares, Inc.	238,391	7,928,885
	United Community Banks, Inc.	175,219	5,281,101
	United Fire Group, Inc.	55,466	1,624,599
#	United Insurance Holdings Corp.	105,911	242,536
	United Security Bancshares.	37,670	302,490
	Unity Bancorp, Inc.	24,003	692,487
	Universal Insurance Holdings, Inc.	88,091	1,106,423
	Univest Financial Corp.	60,261	1,518,577
	Unum Group.	281,779	8,599,895
	Valley National Bancorp.	704,111	8,435,250
#	Value Line, Inc.	6,620	433,411
#	Veritex Holdings, Inc.	64,925	2,132,786
#	Victory Capital Holdings, Inc., Class A	10,266	277,079
	Virtu Financial, Inc., Class A	194,534	5,618,142
#	Virtus Investment Partners, Inc.	18,144	3,214,391
#	Voya Financial, Inc.	212,369	13,408,979
	Walker & Dunlop, Inc.	78,369	9,385,471
	Washington Federal, Inc.	160,091	4,871,569
	Washington Trust Bancorp, Inc.	37,135	1,743,117
	Waterstone Financial, Inc.	56,696	910,538
	Webster Financial Corp.	341,215	17,057,338
	Wells Fargo & Co.	2,169,645	94,661,611
	WesBanco, Inc.	125,906	4,059,209
#	West BanCorp, Inc.	35,687	892,175
#	Westamerica BanCorp.	48,164	2,837,823
	Western Alliance Bancorp	177,448	13,505,567
	Western New England Bancorp, Inc.	58,206	499,990
	Westwood Holdings Group, Inc.	15,688	253,047
	White Mountains Insurance Group Ltd.	6,648	6,967,237
	Willis Towers Watson PLC	87,059	18,705,497
	Wintrust Financial Corp.	100,877	8,808,580
#	WisdomTree Investments, Inc.	239,622	1,396,996
#*	World Acceptance Corp.	18,404	3,473,019
	WR Berkley Corp.	263,688	17,532,615
	WSFS Financial Corp.	133,292	5,341,010
	WVS Financial Corp.	803	12,270
	Zions Bancorp NA	248,921	14,066,526

TOTAL FINANCIALS			3,999,893,210

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (12.1%)
#*	10X Genomics, Inc., Class A	15,582	$744,196
#*	2seventy bio, Inc.	12,743	171,521
	Abbott Laboratories	827,295	93,897,982
	AbbVie, Inc.	1,217,399	178,811,565
*	ABIOMED, Inc.	27,121	7,772,336
*	Acadia Healthcare Co., Inc.	172,656	11,719,889
*	ACADIA Pharmaceuticals, Inc.	78,477	1,447,116
#*	Accuray, Inc.	69,870	185,854
#††^	Achillion Pharmaceuticals, Inc.	281,426	408,068
#*	Adaptive Biotechnologies Corp.	5,971	49,261
*	Addus HomeCare Corp.	22,272	1,877,084
#*	Adverum Biotechnologies, Inc.	75,135	80,394
#*	Aeglea BioTherapeutics, Inc.	41,751	60,121
	Agilent Technologies, Inc.	138,910	16,567,796
#*	Agios Pharmaceuticals, Inc.	50,819	1,116,493
#*	Albireo Pharma, Inc.	26,621	847,080
#*	Aldeyra Therapeutics, Inc.	32,429	99,557
#*	Alector, Inc.	3,844	36,902
*	AlerisLife, Inc.	36	76
*	Align Technology, Inc.	26,591	7,708,997
*	Alkermes PLC	93,819	2,706,678
#*	Allakos, Inc.	4,006	15,103
#*	Allogene Therapeutics, Inc.	4,236	35,371
*	Allscripts Healthcare Solutions, Inc.	263,469	5,443,270
*	Alnylam Pharmaceuticals, Inc.	30,629	4,086,827
#*	Alpine Immune Sciences, Inc.	6,024	55,421
*	Amedisys, Inc.	48,850	6,235,703
*	American Shared Hospital Services	797	1,801
	AmerisourceBergen Corp.	190,937	28,886,859
	Amgen, Inc.	395,045	92,120,544
*	AMN Healthcare Services, Inc.	97,550	9,535,513
#*	Amneal Pharmaceuticals, Inc.	25,370	97,928
*	Amphastar Pharmaceuticals, Inc.	76,141	2,700,721
#*	AnaptysBio, Inc.	38,863	909,394
*	AngioDynamics, Inc.	70,529	1,484,635
*	ANI Pharmaceuticals, Inc.	27,938	824,450
*	Anika Therapeutics, Inc.	32,173	692,685
	Anthem, Inc.	134,124	67,320,859
#*	Apollo Medical Holdings, Inc.	12,079	440,642
*	Apyx Medical Corp.	42,178	159,011
*	Aravive, Inc.	14,052	19,251
#*	Arcus Biosciences, Inc.	3,482	84,299
*	Artivion, Inc.	75,070	1,523,170
#*	Atara Biotherapeutics, Inc.	84,543	537,693
*	AtriCure, Inc.	24,142	1,253,694
	Atrion Corp.	2,868	1,797,146
*	Avanos Medical, Inc.	92,905	2,709,110
#*	Avantor, Inc.	395,318	12,602,738
#*	Axonics, Inc.	12,121	628,110
	Azenta, Inc.	106,339	7,971,171
	Baxter International, Inc.	332,941	23,658,787
	Becton Dickinson & Co.	114,489	28,300,536
*	Biogen, Inc.	130,456	27,061,793
*	Biohaven Pharmaceutical Holding Co. Ltd.	8,101	722,366
*	BioMarin Pharmaceutical, Inc.	94,931	7,722,637
*	Bio-Rad Laboratories, Inc., Class A	22,033	11,282,218
	Bio-Techne Corp.	25,746	9,775,499
#*	Bioventus, Inc., Class A	1,448	17,419
#*	Bluebird Bio, Inc.	38,230	138,775

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Blueprint Medicines Corp.	37,887	$2,210,706
*	Boston Scientific Corp.	510,328	21,489,912
	Bristol-Myers Squibb Co.	1,399,024	105,304,536
*	Brookdale Senior Living, Inc.	767,534	4,743,360
#	Bruker Corp.	241,126	13,862,334
	Cardinal Health, Inc.	333,195	19,341,970
*	Cardiovascular Systems, Inc.	44,475	831,683
#*	CareDx, Inc.	1,900	57,836
*	Catalent, Inc.	165,748	15,010,139
*	Catalyst Pharmaceuticals, Inc.	18,196	138,654
*	Celldex Therapeutics, Inc.	65,454	1,999,620
*	Centene Corp.	359,764	28,978,990
	Cerner Corp.	328,799	30,788,738
*	Change Healthcare, Inc.	311,690	7,343,416
*	Charles River Laboratories International, Inc.	36,391	8,788,790
	Chemed Corp.	21,802	10,713,285
#*	ChemoCentryx, Inc.	17,035	314,466
#*	Chimerix, Inc.	188,129	827,768
	Cigna Corp.	265,948	65,630,647
*	Codexis, Inc.	8,329	100,198
#*	Collegium Pharmaceutical, Inc.	28,620	460,782
*	Community Health Systems, Inc.	155,550	1,193,069
*	Computer Programs & Systems, Inc.	26,388	842,305
*	Concert Pharmaceuticals, Inc.	91,890	286,697
#	CONMED Corp.	44,605	5,930,681
††^	Contra Aduro Biotech, Inc.	7,016	14,944
*††^	Contra Pfenex, Inc.	18,448	0
#»	Contra Zogenix, Inc.	68,863	46,827
	Cooper Cos., Inc.	33,854	12,222,648
*	Corcept Therapeutics, Inc.	123,457	2,655,560
*	CorVel Corp.	37,631	5,835,815
*	Covetrus, Inc.	106,066	1,463,711
#*	CRISPR Therapeutics AG	39,204	1,945,302
*	Cross Country Healthcare, Inc.	85,956	1,610,815
#*	Cue Biopharma, Inc.	66,029	261,475
*	Cumberland Pharmaceuticals, Inc.	22,381	52,595
*	Cutera, Inc.	11,803	641,021
	CVS Health Corp.	1,042,089	100,176,016
#*	Cymabay Therapeutics, Inc.	94,257	213,963
#*	CytomX Therapeutics, Inc.	69,353	118,594
	Danaher Corp.	249,608	62,684,057
*	DaVita, Inc.	185,878	20,143,599
*	Denali Therapeutics, Inc.	63,249	1,505,326
	DENTSPLY SIRONA, Inc.	166,483	6,657,655
*	DexCom, Inc.	25,185	10,290,087
#*	Eagle Pharmaceuticals, Inc.	16,968	748,798
*	Edwards Lifesciences Corp.	221,790	23,460,946
#*	Eiger BioPharmaceuticals, Inc.	10,178	69,923
#*	Elanco Animal Health, Inc.	415,064	10,505,270
*††^	Elanco Animal Health, Inc.	82,237	0
*	Electromed, Inc.	5,226	66,213
	Eli Lilly & Co.	520,601	152,083,170
#*	Embecta Corp.	22,897	696,756
*	Emergent BioSolutions, Inc.	97,613	3,160,709
#*	Enanta Pharmaceuticals, Inc.	35,347	2,276,347
	Encompass Health Corp.	169,770	11,685,269
*	Endo International PLC.	44,312	88,624
#*	Enochian Biosciences, Inc.	1,776	13,657
*	Enovis Corp.	63,631	4,127,743

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Ensign Group, Inc.	94,348	$7,578,975
*	Envista Holdings Corp.	109,634	4,343,699
#*	Enzo Biochem, Inc.	88,965	226,861
*	Evolent Health, Inc., Class A	161,116	4,433,912
#*	Exact Sciences Corp.	87,451	4,814,178
*	Exelixis, Inc.	485,528	10,846,696
#*	Fate Therapeutics, Inc.	20,994	599,589
*	FibroGen, Inc.	24,322	226,195
*	FONAR Corp.	20,622	368,103
#*	G1 Therapeutics, Inc.	98,394	505,745
	Gilead Sciences, Inc.	1,123,050	66,641,787
*	Glaukos Corp.	12,710	601,056
#*	Global Blood Therapeutics, Inc.	68,775	2,111,393
*	Globus Medical, Inc., Class A	111,760	7,400,747
*	Great Elm Group, Inc.	33,083	48,963
#*	Guardant Health, Inc.	51,611	3,184,399
*	Haemonetics Corp.	76,775	3,890,189
#*	Halozyme Therapeutics, Inc.	40,455	1,614,155
*	Hanger, Inc.	41,060	675,026
#*	Harmony Biosciences Holdings, Inc.	4,807	216,507
#*	Harvard Bioscience, Inc.	100,799	526,171
	HCA Healthcare, Inc.	130,230	27,940,847
#*	HealthEquity, Inc.	45,168	2,814,870
*	HealthStream, Inc.	51,968	992,589
*	Henry Schein, Inc.	139,654	11,325,939
#*	Heron Therapeutics, Inc.	39,619	179,078
#*	Heska Corp.	12,412	1,363,334
*	Hologic, Inc.	310,667	22,364,917
*	Horizon Therapeutics PLC	174,532	17,201,874
	Humana, Inc.	72,592	32,271,500
#*	ICU Medical, Inc.	22,190	4,748,438
*	IDEXX Laboratories, Inc.	57,965	24,952,773
*	Illumina, Inc.	44,816	13,294,666
*	Incyte Corp.	81,536	6,111,939
#*	InfuSystem Holdings, Inc.	25,741	204,126
#*	Innoviva, Inc.	213,696	3,645,654
*	Inogen, Inc.	36,834	931,164
#*	Insulet Corp.	17,168	4,102,980
*	Integer Holdings Corp.	58,442	4,393,085
*	Integra LifeSciences Holdings Corp.	120,856	7,391,553
#*	Intellia Therapeutics, Inc.	81,574	3,999,573
*	Intra-Cellular Therapies, Inc.	102,888	5,207,162
*	IntriCon Corp.	16,863	404,881
*	Intuitive Surgical, Inc.	122,442	29,300,371
#*	Invacare Corp.	97,601	162,018
#*	Ionis Pharmaceuticals, Inc.	103,810	3,816,056
*	Iovance Biotherapeutics, Inc.	77,821	1,178,988
*	IQVIA Holdings, Inc.	114,955	25,059,040
#	iRadimed Corp.	1,881	61,904
*	IRIDEX Corp.	6,830	26,159
#*	Ironwood Pharmaceuticals, Inc.	138,661	1,663,932
*	IVERIC bio, Inc.	18,707	259,092
*	Jazz Pharmaceuticals PLC	88,712	14,213,437
	Johnson & Johnson	1,786,700	322,427,882
#*	Joint Corp.	5,100	155,652
*	Jounce Therapeutics, Inc.	68,543	363,278
#*	KalVista Pharmaceuticals, Inc.	6,582	83,789
#*	Karuna Therapeutics, Inc.	6,403	713,678
*	Kewaunee Scientific Corp.	3,487	49,725

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	$64,760
#*	Krystal Biotech, Inc.	9,669	586,038
#*	Kura Oncology, Inc.	42,808	614,295
#*	Kymera Therapeutics, Inc.	6,921	216,973
*	Laboratory Corp. of America Holdings	140,181	33,682,691
*	Lantheus Holdings, Inc.	115,540	7,673,011
#	LeMaitre Vascular, Inc.	37,067	1,601,665
*	LENSAR, Inc.	23,475	171,133
*	LHC Group, Inc.	47,241	7,834,920
#*	Ligand Pharmaceuticals, Inc.	28,828	2,676,968
#*	LivaNova PLC	79,123	6,065,569
#*	Lumos Pharma, Inc.	950	8,151
*	MacroGenics, Inc.	72,299	516,938
#*	Madrigal Pharmaceuticals, Inc.	19,451	1,361,570
*	Maravai LifeSciences Holdings, Inc., Class A	13,617	418,450
#*	Marinus Pharmaceuticals, Inc.	2,939	19,456
*	Masimo Corp.	44,429	5,019,144
	McKesson Corp.	105,465	32,653,019
*	MEDNAX, Inc.	160,546	2,973,312
*	Medpace Holdings, Inc.	54,695	7,305,611
	Medtronic PLC.	487,115	50,835,321
	Merck & Co., Inc.	1,532,708	135,935,873
*	Meridian Bioscience, Inc.	80,414	2,057,794
*	Merit Medical Systems, Inc.	83,744	5,192,965
#*	Merrimack Pharmaceuticals, Inc.	26,708	154,906
*	Mersana Therapeutics, Inc.	2,783	9,685
#	Mesa Laboratories, Inc.	264	56,398
*	Mettler-Toledo International, Inc.	20,731	26,484,474
*	Mirati Therapeutics, Inc.	25,751	1,591,154
*	Moderna, Inc.	150,897	20,282,066
*	ModivCare, Inc.	27,418	2,850,649
#*	Molecular Templates, Inc.	39,645	67,397
*	Molina Healthcare, Inc.	98,038	30,730,011
#*	Morphic Holding, Inc.	3,116	94,446
*	Myriad Genetics, Inc.	140,407	2,878,344
#*	Natera, Inc.	2,495	87,624
	National HealthCare Corp.	32,630	2,220,798
	National Research Corp.	21,103	723,833
*	Natus Medical, Inc.	56,655	1,884,912
#*	Nektar Therapeutics.	57,234	236,376
*	Neogen Corp.	117,338	3,097,723
#*	NeoGenomics, Inc.	118,547	1,120,269
*	Neurocrine Biosciences, Inc.	68,974	6,209,729
#*	Nevro Corp.	15,427	951,692
*	NextGen Healthcare, Inc.	111,018	2,092,689
*	NGM Biopharmaceuticals, Inc.	940	11,731
#*	Novocure Ltd.	26,789	2,051,502
*	NuVasive, Inc.	87,967	4,525,022
#*	Omnicell, Inc.	48,839	5,331,754
#*	Opiant Pharmaceuticals, Inc.	3,087	61,617
#*	OPKO Health, Inc.	332,514	897,788
*	Option Care Health, Inc.	13,202	394,476
#*	OraSure Technologies, Inc.	132,784	815,294
	Organon & Co.	221,782	7,170,212
*	Orthofix Medical, Inc.	35,988	1,115,628
#*	OrthoPediatrics Corp.	9,711	437,772
*	Otonomy, Inc.	48,825	107,415
#	Owens & Minor, Inc.	182,492	6,476,641
#*	Pacira BioSciences, Inc.	42,539	3,172,133

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Patterson Cos., Inc.	165,741	$5,099,851
#*††^	PDL BioPharma, Inc.	309,383	1,061,184
#*	Pennant Group, Inc.	57,609	944,212
#*	Penumbra, Inc.	20,139	3,475,186
	PerkinElmer, Inc.	102,415	15,015,063
	Perrigo Co. PLC	224,106	7,686,836
#*	PetIQ, Inc.	40,149	798,965
	Pfizer, Inc.	3,028,207	148,594,117
	Phibro Animal Health Corp., Class A	54,794	985,744
	Premier, Inc., Class A	148,858	5,390,148
*	Prestige Consumer Healthcare, Inc.	115,113	6,292,077
#*	Pro-Dex, Inc.	7,945	119,970
††^	Progenic Pharmaceuticals, Inc.	48,282	40,557
#*	Progyny, Inc.	1,751	67,326
*	Protagonist Therapeutics, Inc.	53,154	483,170
#*	Prothena Corp. PLC	98,078	2,859,954
	Psychemedics Corp.	5,773	35,850
	Quest Diagnostics, Inc.	173,102	23,167,972
*	Quidel Corp.	71,463	7,190,607
*	R1 RCM, Inc.	164,313	3,700,329
#*	RadNet, Inc.	69,278	1,350,921
#*	RAPT Therapeutics, Inc.	1,200	18,156
*	Regeneron Pharmaceuticals, Inc.	82,711	54,515,647
#*	REGENXBIO, Inc.	57,160	1,586,762
*	Repligen Corp.	36,574	5,750,896
#*	Replimune Group, Inc.	3,300	55,341
	ResMed, Inc.	98,784	19,753,836
#*	Rhythm Pharmaceuticals, Inc.	10,598	66,343
*	Rigel Pharmaceuticals, Inc.	146,330	345,339
*	Rocket Pharmaceuticals, Inc.	25,622	263,394
	Royalty Pharma PLC, Class A	10,502	447,175
*	Sangamo Therapeutics, Inc.	340,519	1,413,154
*	Sarepta Therapeutics, Inc.	64,379	4,655,889
*	Seagen, Inc.	59,998	7,860,338
*	SeaSpine Holdings Corp.	42,767	398,161
	Select Medical Holdings Corp.	276,790	6,258,222
*	Sensus Healthcare, Inc.	9,865	69,647
#*	Sharps Compliance Corp.	8,960	38,707
#*	Shockwave Medical, Inc.	6,175	933,228
#*	SIGA Technologies, Inc.	2,600	17,862
#	Simulations Plus, Inc.	8,299	387,231
*	Sotera Health Co.	4,330	88,245
#*	Spero Therapeutics, Inc.	25,932	126,030
#*	SpringWorks Therapeutics, Inc.	14,674	629,661
#*	STAAR Surgical Co.	39,979	2,282,401
	STERIS PLC	86,275	19,329,914
	Stryker Corp.	134,011	32,331,494
*	Supernus Pharmaceuticals, Inc.	93,580	2,610,882
*	Surface Oncology, Inc.	900	1,908
#*	Surgery Partners, Inc.	101,550	5,195,298
#*	Surmodics, Inc.	24,348	941,294
#*	Syndax Pharmaceuticals, Inc.	40,982	687,268
*	Syneos Health, Inc.	150,835	11,024,530
*	Synlogic, Inc.	62,889	106,911
*	Tactile Systems Technology, Inc.	24,077	406,420
*	Tandem Diabetes Care, Inc.	20,684	1,995,592
*	Taro Pharmaceutical Industries Ltd.	51,394	2,017,215
#*	Teladoc Health, Inc.	74,409	2,512,048
	Teleflex, Inc.	34,639	9,893,591

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Tenet Healthcare Corp.	161,661	$11,722,039
	Thermo Fisher Scientific, Inc.	186,998	103,394,934
*	Tivity Health, Inc.	70,723	2,272,330
#*	TransMedics Group, Inc.	5,300	111,088
#*	Travere Therapeutics, Inc.	72,219	1,814,863
*	Turning Point Therapeutics, Inc.	8,800	259,072
#*	Twist Bioscience Corp.	115	3,317
#	U.S. Physical Therapy, Inc.	23,715	2,460,906
*	UFP Technologies, Inc.	11,541	792,520
*	Ultragenyx Pharmaceutical, Inc.	33,365	2,358,572
*	United Therapeutics Corp.	68,414	12,147,590
	UnitedHealth Group, Inc.	557,641	283,588,331
	Universal Health Services, Inc., Class B	130,442	15,983,058
	Utah Medical Products, Inc.	6,686	565,569
*	Vanda Pharmaceuticals, Inc.	89,127	884,140
#*	Varex Imaging Corp.	64,112	1,272,623
#*	VBI Vaccines, Inc.	6,513	8,141
*	Veeva Systems, Inc., Class A	48,960	8,908,272
*	Verastem, Inc.	73,481	104,343
*	Vericel Corp.	34,242	975,897
*	Vertex Pharmaceuticals, Inc.	109,638	29,955,294
	Viatris, Inc.	977,307	10,095,581
#*	Vir Biotechnology, Inc.	16,072	327,065
*	Waters Corp.	51,456	15,592,197
	West Pharmaceutical Services, Inc.	54,092	17,042,226
	XBiotech, Inc.	1,680	13,037
#*	Xencor, Inc.	90,563	2,262,264
*	Xenon Pharmaceuticals, Inc.	4,086	115,511
#*	Zentalis Pharmaceuticals, Inc.	1,309	34,715
	Zimmer Biomet Holdings, Inc.	161,548	19,506,921
*	Zimvie, Inc.	16,154	363,465
	Zoetis, Inc.	321,262	56,943,689

TOTAL HEALTH CARE			3,661,243,847

INDUSTRIALS — (11.7%)
	3M Co.	400,843	57,809,577
	AAON, Inc.	81,819	3,987,858
*	AAR Corp.	82,816	3,890,696
	ABM Industries, Inc.	127,588	6,158,673
#*	Acacia Research Corp.	9,276	43,504
	ACCO Brands Corp.	254,566	1,865,969
	Acme United Corp.	3,771	124,405
	Acuity Brands, Inc.	60,746	10,477,470
	Advanced Drainage Systems, Inc.	119,804	12,275,118
	AECOM	236,623	16,696,119
*	Aerojet Rocketdyne Holdings, Inc.	154,966	6,195,541
#*	AeroVironment, Inc.	39,958	3,209,427
	AGCO Corp.	150,039	19,114,969
	Air Lease Corp.	233,162	9,391,765
#*	Air T, Inc.	3,463	60,603
*	Air Transport Services Group, Inc.	157,441	4,927,903
	Alamo Group, Inc.	22,524	2,847,935
*	Alaska Air Group, Inc.	188,155	10,233,750
	Albany International Corp., Class A	55,813	4,365,693
*	Allegiant Travel Co.	22,158	3,438,700
	Allegion PLC.	88,656	10,128,061
	Allied Motion Technologies, Inc.	31,080	756,487
	Allison Transmission Holdings, Inc.	214,026	8,013,133
#*	Alpha Pro Tech Ltd.	8,900	36,401

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Altra Industrial Motion Corp.	81,648	$3,184,272
	AMERCO	32,920	17,628,002
#*	Ameresco, Inc., Class A	50,423	2,543,336
#*	American Airlines Group, Inc.	124,911	2,344,579
#*	American Superconductor Corp.	24,704	131,672
*	American Woodmark Corp.	37,408	1,752,565
	AMETEK, Inc.	208,510	26,326,473
	AO Smith Corp.	212,406	12,410,883
*	API Group Corp.	17,085	317,098
	Apogee Enterprises, Inc.	48,726	2,143,944
	Applied Industrial Technologies, Inc.	54,332	5,688,017
	ArcBest Corp.	41,022	2,960,148
	Arcosa, Inc.	99,103	5,304,984
	Argan, Inc.	35,110	1,291,346
#*	Armstrong Flooring, Inc.	44,042	72,229
	Armstrong World Industries, Inc.	87,624	7,418,248
#*	ASGN, Inc.	89,068	10,104,765
	Astec Industries, Inc.	48,033	1,878,090
*	Astronics Corp.	43,816	424,577
*	Astronics Corp., Class B	10,587	113,704
*	Atkore, Inc.	102,243	9,825,552
*	Atlas Air Worldwide Holdings, Inc.	62,101	4,281,243
*	Avalon Holdings Corp., Class A	6,700	21,440
#*	Avis Budget Group, Inc.	88,706	23,743,935
*	Axon Enterprise, Inc.	59,856	6,715,843
*	AZEK Co., Inc.	64,940	1,379,326
	AZZ, Inc.	49,847	2,275,017
	Barnes Group, Inc.	94,127	3,160,785
	Barrett Business Services, Inc.	14,347	1,032,554
*	Beacon Roofing Supply, Inc.	125,285	7,470,745
#	BGSF, Inc.	22,090	269,719
#*	Blue Bird Corp.	9,063	145,280
*	Boeing Co.	293,933	43,748,988
	Boise Cascade Co.	96,903	7,323,929
	Booz Allen Hamilton Holding Corp., Class A	174,375	14,234,231
	Brady Corp., Class A	82,315	3,683,596
	Brink’s Co.	56,820	3,349,539
#*	Broadwind, Inc.	37,600	68,056
*	Builders FirstSource, Inc.	341,227	21,009,346
#	BWX Technologies, Inc.	127,681	6,629,198
*	CACI International, Inc., Class A	45,785	12,146,760
	Carlisle Cos., Inc.	80,867	20,973,665
	Carrier Global Corp.	792,765	30,339,117
*	Casella Waste Systems, Inc., Class A	59,354	4,881,273
	Caterpillar, Inc.	362,978	76,421,388
*	CBIZ, Inc.	101,190	4,238,849
*	CECO Environmental Corp.	68,343	324,629
	CH Robinson Worldwide, Inc.	179,472	19,050,953
#*	Chart Industries, Inc.	65,860	11,118,485
	Chicago Rivet & Machine Co.	474	12,367
#*	Cimpress PLC	38,742	1,956,858
	Cintas Corp.	71,912	28,567,761
*	CIRCOR International, Inc.	42,763	840,293
*	Civeo Corp.	8,328	216,528
#*	Clarivate PLC	33,422	524,057
*	Clean Harbors, Inc.	106,173	11,140,733
	Columbus McKinnon Corp.	45,169	1,601,241
	Comfort Systems USA, Inc.	74,989	6,330,571
*	Commercial Vehicle Group, Inc.	60,558	434,806

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CompX International, Inc.	5,126	$108,825
#*	Construction Partners, Inc., Class A	67,152	1,733,193
#*	Copa Holdings SA, Class A	55,407	4,176,026
*	Copart, Inc.	177,103	20,127,756
*	Cornerstone Building Brands, Inc.	160,128	3,905,522
	Costamare, Inc.	192,002	2,574,747
*	CoStar Group, Inc.	177,750	11,308,455
	Covenant Logistics Group, Inc.	45,000	924,300
*	CPI Aerostructures, Inc.	14,667	36,668
	CRA International, Inc.	15,631	1,287,525
	Crane Co.	96,286	9,265,602
	CSW Industrials, Inc.	32,483	3,427,281
	CSX Corp.	1,530,662	52,562,933
	Cummins, Inc.	189,349	35,822,937
	Curtiss-Wright Corp.	81,866	11,699,470
#*	Daseke, Inc.	9,684	81,346
	Deere & Co.	212,846	80,360,007
*	Delta Air Lines, Inc.	599,832	25,810,771
	Deluxe Corp.	65,997	1,787,199
*	DLH Holdings Corp.	17,566	265,247
	Donaldson Co., Inc.	236,772	11,611,299
	Douglas Dynamics, Inc.	48,640	1,505,894
	Dover Corp.	148,675	19,818,377
*	Ducommun, Inc.	24,955	1,274,452
*	Dun & Bradstreet Holdings, Inc.	34,692	547,787
*	DXP Enterprises, Inc.	35,665	842,764
*	Dycom Industries, Inc.	74,706	6,343,286
#	Eagle Bulk Shipping, Inc.	15,618	972,064
	Eastern Co.	10,629	245,530
	Eaton Corp. PLC.	220,266	31,942,975
	EMCOR Group, Inc.	97,916	10,426,096
	Emerson Electric Co.	408,229	36,814,091
	Encore Wire Corp.	46,521	5,248,034
*	Energy Recovery, Inc.	2,624	48,596
#	Enerpac Tool Group Corp.	107,805	2,164,724
	EnerSys	76,542	5,010,439
	Eneti, Inc.	14,946	90,423
	Ennis, Inc.	54,680	943,230
	EnPro Industries, Inc.	41,288	3,848,454
	Equifax, Inc.	67,418	13,720,911
*	Esab Corp.	63,631	2,990,657
	ESCO Technologies, Inc.	42,104	2,629,395
*	Espey Manufacturing & Electronics Corp.	1,489	19,446
#*	EVI Industries, Inc.	100	1,429
*	Evoqua Water Technologies Corp.	51,529	2,148,244
	Expeditors International of Washington, Inc.	182,777	18,107,717
	Exponent, Inc.	64,950	6,222,860
	Fastenal Co.	538,325	29,774,756
	Federal Signal Corp.	129,836	4,418,319
	FedEx Corp.	239,401	47,578,555
	Flowserve Corp.	217,411	7,111,514
*	Forrester Research, Inc.	33,301	1,854,533
	Fortive Corp.	210,263	12,090,123
	Fortune Brands Home & Security, Inc.	232,918	16,595,407
	Forward Air Corp.	46,562	4,515,117
*	Franklin Covey Co.	22,463	900,092
	Franklin Electric Co., Inc.	82,295	5,755,712
#*	FTI Consulting, Inc.	65,963	10,403,025
	GATX Corp.	70,939	7,334,383

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Genco Shipping & Trading Ltd.	79,689	$1,755,549
*	Gencor Industries, Inc.	20,887	209,288
*	Generac Holdings, Inc.	55,027	12,071,823
	General Dynamics Corp.	131,153	31,021,619
	General Electric Co.	385,532	28,741,411
*	Gibraltar Industries, Inc.	53,145	2,011,007
	Global Industrial Co.	75,437	2,327,986
*	GMS, Inc.	79,138	3,794,667
#	Gorman-Rupp Co.	57,516	1,832,460
	Graco, Inc.	255,112	15,822,046
	GrafTech International Ltd.	202,554	1,839,190
#	Graham Corp.	16,735	121,998
#	Granite Construction, Inc.	88,551	2,625,537
*	Great Lakes Dredge & Dock Corp.	228,135	3,150,544
#	Greenbrier Cos., Inc.	69,018	2,947,759
	Griffon Corp.	122,556	2,293,023
*	GXO Logistics, Inc.	186,001	11,009,399
	H&E Equipment Services, Inc.	94,834	3,364,710
*	Harsco Corp.	146,327	1,495,462
*	Hawaiian Holdings, Inc.	88,838	1,506,692
#	Healthcare Services Group, Inc.	89,501	1,529,572
	Heartland Express, Inc.	174,654	2,410,225
#	HEICO Corp.	35,914	5,072,134
	HEICO Corp., Class A	54,699	6,380,091
	Heidrick & Struggles International, Inc.	43,173	1,379,809
	Helios Technologies, Inc.	64,285	4,318,666
	Herc Holdings, Inc.	72,161	9,223,619
*	Heritage-Crystal Clean, Inc.	40,929	1,117,362
	Hexcel Corp.	142,430	7,742,495
*	Hill International, Inc.	110,429	136,932
	Hillenbrand, Inc.	159,607	6,515,158
	HNI Corp.	92,850	3,309,174
	Honeywell International, Inc.	399,419	77,291,571
	Howmet Aerospace, Inc.	334,507	11,413,379
*	Hub Group, Inc., Class A	71,789	4,821,349
	Hubbell, Inc.	95,193	18,596,904
*	Hudson Global, Inc.	15,507	511,266
	Huntington Ingalls Industries, Inc.	68,352	14,541,204
	Hurco Cos., Inc.	16,016	454,374
*	Huron Consulting Group, Inc.	60,255	3,120,004
*	Huttig Building Products, Inc.	1,912	20,420
#	Hyster-Yale Materials Handling, Inc.	23,842	732,426
*	IAA, Inc.	160,163	5,869,974
	ICF International, Inc.	35,088	3,467,045
	IDEX Corp.	54,755	10,393,594
*	IES Holdings, Inc.	6,920	202,756
	Illinois Tool Works, Inc.	215,742	42,524,906
	Ingersoll Rand, Inc.	360,811	15,861,252
*	Innovative Solutions & Support, Inc.	12,502	93,515
	Insperity, Inc.	52,909	5,610,999
	Insteel Industries, Inc.	46,239	1,961,458
	Interface, Inc.	142,557	1,809,048
	ITT, Inc.	153,866	10,804,471
	Jacobs Engineering Group, Inc.	91,834	12,723,601
	JB Hunt Transport Services, Inc.	113,434	19,380,199
*	JELD-WEN Holding, Inc.	195,893	4,072,615
*	JetBlue Airways Corp.	489,957	5,394,427
	John Bean Technologies Corp.	59,834	7,053,830
	Johnson Controls International PLC	286,100	17,128,807

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kadant, Inc.	23,674	$4,379,690
	Kaman Corp.	50,031	1,951,709
*	KAR Auction Services, Inc.	232,415	3,407,204
#	KBR, Inc.	267,728	13,180,249
	Kelly Services, Inc., Class A	67,205	1,296,384
	Kennametal, Inc.	171,147	4,403,612
	Kforce, Inc.	62,201	4,357,180
	Kimball International, Inc., Class B	91,756	704,686
*	Kirby Corp.	103,353	6,738,616
	Knight-Swift Transportation Holdings, Inc.	278,609	13,342,585
	Korn Ferry	119,716	7,355,351
*	Kratos Defense & Security Solutions, Inc.	175,939	2,668,995
	L3Harris Technologies, Inc.	91,400	21,228,564
#	Landstar System, Inc.	72,887	11,290,196
*	Lawson Products, Inc.	15,719	597,165
*	LB Foster Co., Class A	19,948	283,262
	Leidos Holdings, Inc.	147,262	15,243,090
	Lennox International, Inc.	38,309	8,167,096
*	Limbach Holdings, Inc.	8,154	51,329
	Lincoln Electric Holdings, Inc.	110,830	14,932,126
	Lindsay Corp.	18,041	2,438,241
	Lockheed Martin Corp.	186,232	80,474,572
*	LS Starrett Co., Class A	90,794	609,228
	LSI Industries, Inc.	73,480	528,321
*	Lyft, Inc., Class A.	128,290	4,182,254
*	Manitex International, Inc.	31,987	246,940
*	Manitowoc Co., Inc.	71,737	949,798
	ManpowerGroup, Inc.	110,436	9,961,327
	ManTech International Corp., Class A	51,563	4,142,571
	Marten Transport Ltd.	176,079	3,060,253
	Masco Corp.	170,498	8,983,540
*	Masonite International Corp.	51,520	3,993,830
#*	MasTec, Inc.	173,443	12,489,630
*	Mastech Digital, Inc.	14,713	271,013
*	Matrix Service Co.	52,921	359,863
	Matson, Inc.	104,665	9,003,283
	Matthews International Corp., Class A	59,295	1,767,584
	Maxar Technologies, Inc.	12,200	392,962
	McGrath RentCorp.	52,725	4,400,429
	MDU Resources Group, Inc.	343,412	8,846,293
*	Mercury Systems, Inc.	79,052	4,410,311
*	Meritor, Inc.	187,058	6,717,253
*	Mesa Air Group, Inc.	55,281	187,955
*	Middleby Corp.	87,826	13,515,543
	Miller Industries, Inc.	14,667	393,222
	MillerKnoll, Inc.	170,273	5,402,762
*	Mistras Group, Inc.	54,077	307,698
	Moog, Inc., Class A.	60,150	4,804,181
*	MRC Global, Inc.	152,455	1,827,935
	MSA Safety, Inc.	55,931	6,750,312
	MSC Industrial Direct Co., Inc., Class A	90,348	7,486,235
	Mueller Industries, Inc.	123,214	6,672,038
	Mueller Water Products, Inc., Class A	312,626	3,760,891
*	MYR Group, Inc.	39,987	3,162,572
	National Presto Industries, Inc.	14,955	1,063,749
	Nielsen Holdings PLC	633,041	16,971,829
#	NL Industries, Inc.	260,217	1,790,293
#*	NN, Inc.	80,710	244,551
	Nordson Corp.	50,827	10,962,876

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Norfolk Southern Corp.	156,816	$40,439,710
	Northrop Grumman Corp.	109,232	47,996,541
#*	Northwest Pipe Co.	9,070	242,260
*	NOW, Inc.	217,437	2,370,063
*	NV5 Global, Inc.	22,888	2,741,982
	nVent Electric PLC.	241,846	8,169,558
	Old Dominion Freight Line, Inc.	117,057	32,790,007
#	Omega Flex, Inc.	6,888	764,568
#*	Orion Energy Systems, Inc.	5,003	13,458
*	Orion Group Holdings, Inc.	85,460	227,324
	Oshkosh Corp.	123,216	11,390,087
	Otis Worldwide Corp.	270,834	19,727,549
	Owens Corning.	190,278	17,301,979
*	P&F Industries, Inc., Class A.	504	2,969
	PACCAR, Inc.	349,145	28,996,492
*	PAM Transportation Services, Inc.	62,384	1,895,850
	Pangaea Logistics Solutions Ltd.	45,179	215,956
#	Park Aerospace Corp.	47,012	550,040
	Parker-Hannifin Corp.	153,041	41,446,564
#	Park-Ohio Holdings Corp.	24,296	232,999
	Patriot Transportation Holding, Inc.	3,354	26,497
	Pentair PLC	274,046	13,907,834
#*	Perma-Fix Environmental Services, Inc.	9,203	52,365
*	Perma-Pipe International Holdings, Inc.	8,588	104,430
*	PGT Innovations, Inc.	113,912	2,024,216
	Pitney Bowes, Inc.	217,515	1,146,304
#*	Plug Power, Inc.	102,767	2,160,162
#	Powell Industries, Inc.	29,898	577,031
	Preformed Line Products Co.	9,850	586,075
	Primoris Services Corp.	107,379	2,489,045
*	Proto Labs, Inc.	39,420	1,679,686
*	Quad/Graphics, Inc.	93,200	631,896
	Quanex Building Products Corp.	72,949	1,402,080
	Quanta Services, Inc.	203,621	23,615,964
*	Radiant Logistics, Inc.	103,930	599,676
	Raytheon Technologies Corp.	782,005	74,220,095
*	RBC Bearings, Inc.	37,463	6,306,896
#*	RCM Technologies, Inc.	7,192	125,716
#*	Red Violet, Inc.	3,537	92,245
	Regal Rexnord Corp.	130,776	16,639,938
	Republic Services, Inc.	256,996	34,506,853
*	Resideo Technologies, Inc.	85,646	1,926,179
	Resources Connection, Inc.	62,602	1,076,128
	REV Group, Inc.	120,030	1,430,758
	Robert Half International, Inc.	202,264	19,884,574
	Rockwell Automation, Inc.	108,143	27,324,492
#	Rollins, Inc.	311,938	10,462,401
	Roper Technologies, Inc.	41,731	19,610,232
	Rush Enterprises, Inc., Class A.	103,642	5,273,305
	Rush Enterprises, Inc., Class B	11,071	536,390
	Ryder System, Inc.	136,567	9,546,033
*	Saia, Inc.	57,953	11,936,000
	Schneider National, Inc., Class B	162,889	3,849,067
	Science Applications International Corp.	113,078	9,411,482
*	Sensata Technologies Holding PLC	260,401	11,824,809
*	Servotronics, Inc.	389	4,289
	Shyft Group, Inc.	69,362	1,766,650
*	SIFCO Industries, Inc.	3,251	13,264
	Simpson Manufacturing Co., Inc.	77,914	8,077,344

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	SiteOne Landscape Supply, Inc.	61,370	$8,655,011
*	SkyWest, Inc.	120,880	3,523,652
	Snap-on, Inc.	88,981	18,907,573
*	Southwest Airlines Co.	430,236	20,100,626
*	SP Plus Corp.	50,772	1,447,002
	Spirit AeroSystems Holdings, Inc., Class A	98,511	4,141,402
*	Spirit Airlines, Inc.	155,695	3,675,959
*	SPX Corp.	80,175	3,359,333
	Standex International Corp.	25,488	2,396,892
	Stanley Black & Decker, Inc.	144,791	17,396,639
	Steelcase, Inc., Class A	190,439	2,233,849
*	Stericycle, Inc.	131,206	6,585,229
*	Sterling Construction Co., Inc.	62,906	1,439,918
#*	Sunrun, Inc.	264,505	5,284,810
*	Taylor Devices, Inc.	100	906
#*	Team, Inc.	1,180	1,699
	Tecnoglass, Inc.	16,317	364,359
	Tennant Co.	40,156	2,593,274
	Terex Corp.	139,460	4,741,640
#	Tetra Tech, Inc.	78,447	10,926,098
	Textainer Group Holdings Ltd.	114,026	3,824,432
	Textron, Inc.	214,131	14,828,572
*	Thermon Group Holdings, Inc.	63,420	951,300
	Timken Co.	149,714	8,629,515
*	Titan International, Inc.	216,752	3,004,183
*	Titan Machinery, Inc.	49,817	1,174,685
	Toro Co.	146,278	11,721,256
#*	TPI Composites, Inc.	57,018	652,286
	Trane Technologies PLC	149,585	20,925,446
#*	Transcat, Inc.	14,702	1,073,246
*	TransDigm Group, Inc.	38,163	22,699,734
	TransUnion.	149,425	13,077,676
#*	Trex Co., Inc.	141,580	8,238,540
*	TriNet Group, Inc.	123,118	10,920,567
#	Trinity Industries, Inc.	228,697	6,344,055
	Triton International Ltd.	159,067	9,717,403
*	TrueBlue, Inc.	79,353	2,029,056
*	Tutor Perini Corp.	130,929	1,213,712
*	Twin Disc, Inc.	24,297	339,915
#*	U.S. Ecology, Inc.	48,288	2,317,341
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	114,503
*	Uber Technologies, Inc.	215,455	6,782,523
	UFP Industries, Inc.	110,846	8,576,155
*	Ultralife Corp.	26,332	130,080
	UniFirst Corp.	26,576	4,579,045
	Union Pacific Corp.	458,821	107,497,172
*	United Airlines Holdings, Inc.	237,811	12,009,456
	United Parcel Service, Inc., Class B	506,541	91,167,249
*	United Rentals, Inc.	133,757	42,336,766
*	Univar Solutions, Inc.	262,523	7,644,670
	Universal Logistics Holdings, Inc.	63,922	1,296,338
#*	Upwork, Inc.	76,029	1,594,328
*	USA Truck, Inc.	19,734	323,835
	Valmont Industries, Inc.	37,586	9,351,773
*	Vectrus, Inc.	21,780	786,258
	Verisk Analytics, Inc.,Class A	134,242	27,392,080
*	Veritiv Corp.	49,822	7,001,984
*	Viad Corp.	37,433	1,225,931
#*	Vicor Corp.	27,067	1,638,095

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Vidler Water Resouces, Inc.	35,211	$554,221
*	Virco Mfg. Corp.	14,468	40,221
	VSE Corp.	23,879	1,034,199
#	Wabash National Corp.	118,253	1,692,200
	Waste Management, Inc.	314,321	51,686,945
#	Watsco, Inc.	47,367	12,636,568
#»	Watsco, Inc., Class B	2,268	609,911
	Watts Water Technologies, Inc., Class A	47,397	6,041,222
*	Welbilt, Inc.	187,572	4,430,451
	Werner Enterprises, Inc.	154,083	6,106,309
*	WESCO International, Inc.	106,157	13,084,912
	Westinghouse Air Brake Technologies Corp.	165,917	14,917,597
#*	Willdan Group, Inc.	18,461	496,232
*	Willis Lease Finance Corp.	4,420	137,462
*	WillScot Mobile Mini Holdings Corp.	418,008	14,672,081
	Woodward, Inc.	100,229	11,073,300
	WW Grainger, Inc.	50,698	25,350,521
*	XPO Logistics, Inc.	186,001	10,004,994
	Xylem, Inc.	129,051	10,388,606
*	Yellow Corp.	20,558	92,100
	Zurn Water Solutions Corp.	218,032	6,806,959

TOTAL INDUSTRIALS			3,525,888,293

INFORMATION TECHNOLOGY — (22.8%)
#*	3D Systems Corp.	190,732	2,162,901
	A10 Networks, Inc.	14,600	208,488
	Accenture PLC, Class A	421,535	126,612,253
*	ACI Worldwide, Inc.	202,243	5,585,952
#*	ACM Research, Inc., Class A	30,574	461,973
#*	ADDvantage Technologies Group, Inc.	3,642	4,152
*	Adobe, Inc.	257,391	101,913,966
#	ADTRAN, Inc.	158,563	2,757,411
#	Advanced Energy Industries, Inc.	60,751	4,648,667
*	Advanced Micro Devices, Inc.	904,817	77,379,950
*	Agilysys, Inc.	32,445	1,194,300
*	Airgain, Inc.	10,681	90,468
#*	Akamai Technologies, Inc.	148,639	16,689,187
#*	Alarm.com Holdings, Inc.	55,635	3,398,186
*	Alithya Group, Inc., Class A	19,215	43,810
*	Alpha & Omega Semiconductor Ltd.	72,667	3,117,414
#*	Altair Engineering, Inc., Class A	13,164	715,068
#*	Alteryx, Inc., Class A	18,008	1,156,114
*	Ambarella, Inc.	49,679	4,077,652
	Amdocs Ltd.	148,537	11,836,914
	American Software, Inc., Class A	48,020	821,142
	Amkor Technology, Inc.	540,454	10,165,940
	Amphenol Corp., Class A	361,632	25,856,688
*	Amtech Systems, Inc.	28,269	257,531
	Analog Devices, Inc.	301,651	46,568,881
*	Anaplan, Inc.	8,792	571,392
*	ANSYS, Inc.	49,330	13,599,788
*	Appfolio, Inc., Class A	13,609	1,413,431
	Apple, Inc.	9,509,639	1,499,194,588
	Applied Materials, Inc.	605,876	66,858,417
#*	Applied Optoelectronics, Inc.	18,185	46,735
*	Arista Networks, Inc.	237,288	27,423,374
*	Arlo Technologies, Inc.	150,424	1,164,282
*	Arrow Electronics, Inc.	121,388	14,306,790
*	Aspen Technology, Inc.	82,932	13,148,039

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AstroNova, Inc.	10,455	$140,829
*	Asure Software, Inc.	18,562	112,486
*	Atlassian Corp. PLC, Class A	25,965	5,837,711
*	Autodesk, Inc.	118,624	22,453,151
	Automatic Data Processing, Inc.	320,760	69,983,417
*	Avalara, Inc.	34,754	2,643,737
#*	Avaya Holdings Corp.	161,848	1,497,094
*	Aviat Networks, Inc.	44,312	1,324,929
*	Avid Technology, Inc.	61,557	1,951,972
	Avnet, Inc.	173,801	7,588,152
*	Aware, Inc.	26,185	73,318
*	Axcelis Technologies, Inc.	62,487	3,402,417
*	AXT, Inc.	96,951	572,011
	Badger Meter, Inc.	49,152	3,966,075
#	Bel Fuse, Inc., Class A	1,700	37,111
	Bel Fuse, Inc., Class B	19,194	313,054
	Belden, Inc.	82,311	4,249,717
	Benchmark Electronics, Inc.	68,774	1,634,070
#*	Bill.Com Holdings, Inc.	20,804	3,551,451
	BK Technologies Corp.	6,762	15,620
*	Black Knight, Inc.	116,435	7,660,259
*	Blackbaud, Inc.	60,698	3,521,091
*	Blackline, Inc.	12,284	823,642
#*	Block, Inc., Class A	63,840	6,354,634
#*	BM Technologies, Inc.	9,173	69,715
*	Box, Inc., Class A	100,418	3,074,799
	Bread Financial Holdings, Inc.	81,515	4,467,022
*	Brightcove, Inc.	5,600	39,480
	Broadcom, Inc.	323,073	179,108,440
	Broadridge Financial Solutions, Inc.	131,951	19,018,098
*	BSQUARE Corp.	17,115	23,961
*	Cadence Design Systems, Inc.	150,707	22,734,151
#*	CalAmp Corp.	73,042	399,540
#*	Calix, Inc.	102,448	4,088,700
#*	Cambium Networks Corp.	18,700	285,549
	Cass Information Systems, Inc.	28,092	1,087,441
	CDK Global, Inc.	154,754	8,420,165
	CDW Corp.	121,804	19,875,977
#*	Cerence, Inc.	57,043	1,682,769
*	Ceridian HCM Holding, Inc.	57,326	3,217,708
*	CEVA, Inc.	32,743	1,189,881
*	ChannelAdvisor Corp.	41,318	599,524
*	Ciena Corp.	268,852	14,832,565
*	Cirrus Logic, Inc.	91,803	6,958,667
	Cisco Systems, Inc.	2,518,417	123,352,065
	Citrix Systems, Inc.	91,409	9,150,041
#*	Clearfield, Inc.	21,492	1,251,479
*	Cloudflare, Inc., Class A	42,253	3,639,673
	CMC Materials, Inc.	50,111	8,965,359
*	Coda Octopus Group, Inc.	10,231	58,419
	Cognex Corp.	119,150	8,058,114
	Cognizant Technology Solutions Corp., Class A	360,809	29,189,448
#*	Cognyte Software Ltd.	103,080	698,882
*	Coherent, Inc.	39,119	10,479,980
*	Cohu, Inc.	80,407	2,135,610
*	CommScope Holding Co., Inc.	185,440	1,118,203
*	CommVault Systems, Inc.	30,682	1,871,602
*	Computer Task Group, Inc.	36,691	350,399
	Comtech Telecommunications Corp.	70,327	956,447

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Concentrix Corp.	106,089	$16,706,896
*	Conduent, Inc.	433,302	2,439,490
#*	Consensus Cloud Solutions, Inc.	33,567	1,769,652
	Corning, Inc.	623,539	21,942,337
*	Coupa Software, Inc.	26,453	2,282,894
#*	Crowdstrike Holdings, Inc., Class A	30,883	6,138,305
#	CSG Systems International, Inc.	73,745	4,533,105
*	CSP, Inc.	1,909	13,420
	CTS Corp.	62,834	2,222,439
*	CyberOptics Corp.	12,288	521,134
*	Daktronics, Inc.	101,797	341,020
*	Data I/O Corp.	13,075	43,671
*	Datadog, Inc., Class A	49,638	5,995,278
*	Datto Holding Corp.	2,687	93,239
	Dell Technologies, Inc., Class C	286,569	13,471,609
*	Digi International, Inc.	53,587	1,013,866
*	Diodes, Inc.	95,808	6,996,858
*	DocuSign, Inc.	31,545	2,555,145
	Dolby Laboratories, Inc., Class A	97,283	7,536,514
*	Dropbox, Inc., Class A.	169,039	3,676,598
*	DXC Technology Co.	371,237	10,654,502
*	Dynatrace, Inc.	112,169	4,302,803
#*	DZS, Inc.	39,128	473,058
#	Ebix, Inc.	57,425	1,711,265
*	eGain Corp.	35,687	369,360
*	Elastic NV.	32,766	2,494,803
#*	EMCORE Corp.	47,148	162,661
*	Enphase Energy, Inc.	63,767	10,291,994
	Entegris, Inc.	98,007	10,917,000
#*	Envestnet, Inc.	47,975	3,820,729
*	EPAM Systems, Inc.	29,979	7,944,135
*	ePlus, Inc.	62,070	3,505,714
*	Euronet Worldwide, Inc.	71,012	8,638,610
*	Everbridge, Inc.	7,700	331,870
	EVERTEC, Inc.	117,392	4,625,245
*	Evo Payments, Inc., Class A	45,014	1,014,165
#*	ExlService Holdings, Inc.	55,470	7,552,240
*	Extreme Networks, Inc.	37,325	358,320
*	F5, Inc.	69,270	11,596,491
*	Fabrinet.	62,413	6,128,332
*	Fair Isaac Corp.	27,636	10,322,322
*	FARO Technologies, Inc.	31,005	1,063,161
	Fidelity National Information Services, Inc.	318,277	31,557,165
#*	First Solar, Inc.	156,531	11,431,459
*	Fiserv, Inc.	278,547	27,275,322
*	Five9, Inc.	17,328	1,907,813
*	FleetCor Technologies, Inc.	91,416	22,810,120
*	Flex Ltd.	1,019,030	16,803,805
*	FormFactor, Inc.	125,085	4,766,989
*	Fortinet, Inc.	100,867	29,151,572
*	Frequency Electronics, Inc.	11,552	93,687
*	Gartner, Inc.	73,940	21,483,267
#*	Genasys, Inc.	28,220	88,611
	Genpact Ltd.	324,927	13,084,810
	Global Payments, Inc.	149,441	20,470,428
*	Globant SA	45,898	9,913,509
*	GoDaddy, Inc., Class A	109,951	8,885,140
*	GSI Technology, Inc.	38,386	141,260
#*	Guidewire Software, Inc.	54,204	4,712,496

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hackett Group, Inc.	60,823	$1,428,732
#*	Harmonic, Inc.	189,187	1,570,252
	Hewlett Packard Enterprise Co.	1,228,466	18,930,661
	HP, Inc.	867,899	31,791,140
#*	HubSpot, Inc.	12,544	4,759,570
#*	I3 Verticals, Inc., Class A	1,200	32,940
*	Ichor Holdings Ltd.	38,178	1,111,362
#*	Identiv, Inc.	15,673	191,054
#*	II-VI, Inc.	13,264	811,889
#*	Immersion Corp.	51,298	239,562
#*	Infinera Corp.	230,758	1,774,529
	Information Services Group, Inc.	73,262	459,353
*	Innodata, Inc.	35,954	262,105
#*	Insight Enterprises, Inc.	75,946	7,546,754
	Intel Corp.	4,067,165	177,287,722
	InterDigital, Inc.	50,438	2,867,400
	International Business Machines Corp.	798,816	105,611,463
*	inTEST Corp.	11,556	91,639
*	Intevac, Inc.	37,250	189,603
	Intuit, Inc.	109,951	46,041,981
*	IPG Photonics Corp.	69,066	6,525,356
*	Issuer Direct Corp.	1,400	33,418
#*	Iteris, Inc.	49,178	126,879
*	Itron, Inc.	77,936	3,723,782
	Jabil, Inc.	399,040	23,036,579
	Jack Henry & Associates, Inc.	72,297	13,706,065
	Juniper Networks, Inc.	345,665	10,895,361
*	Key Tronic Corp.	11,279	60,568
*	Keysight Technologies, Inc.	197,729	27,735,447
*	Kimball Electronics, Inc.	24,551	437,990
	KLA Corp.	134,100	42,812,766
*	Knowles Corp.	194,455	3,601,307
#	Kulicke & Soffa Industries, Inc.	134,547	6,244,326
*	KVH Industries, Inc.	31,726	252,856
*	Kyndryl Holdings, Inc.	159,763	1,899,582
	Lam Research Corp.	123,729	57,628,019
*	Lantronix, Inc.	13,349	70,216
*	Lattice Semiconductor Corp.	158,646	7,621,354
*	LGL Group, Inc.	1,687	17,983
#*	Limelight Networks, Inc.	175,677	627,167
	Littelfuse, Inc.	40,097	9,192,237
*	LiveRamp Holdings, Inc.	101,656	3,183,866
#*	Lumentum Holdings, Inc.	83,057	6,745,059
#*	Luna Innovations, Inc.	49,988	275,934
*	MACOM Technology Solutions Holdings, Inc.	107,182	5,460,923
*	Magnachip Semiconductor Corp.	35,188	643,589
*	Mandiant, Inc.	109,475	2,406,261
*	Manhattan Associates, Inc.	66,633	8,698,938
	Marvell Technology, Inc.	392,376	22,789,198
	Mastercard, Inc., Class A	587,619	213,528,992
	Maximus, Inc.	117,123	8,535,924
*	MaxLinear, Inc.	112,542	5,387,386
	Methode Electronics, Inc.	73,464	3,277,229
	Microchip Technology, Inc.	497,764	32,454,213
	Micron Technology, Inc.	1,005,191	68,543,974
	Microsoft Corp.	4,150,122	1,151,741,857
*	Mimecast Ltd.	43,350	3,454,128
#*	Mitek Systems, Inc.	53,036	592,412
	MKS Instruments, Inc.	90,339	10,296,839

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	MoneyGram International, Inc.	161,600	$1,637,008
#*	MongoDB, Inc.	19,934	7,075,175
	Monolithic Power Systems, Inc.	27,747	10,883,483
	Motorola Solutions, Inc.	103,220	22,057,082
*	N-Able, Inc.	15,567	155,670
#*	Napco Security Technologies, Inc.	57,520	1,006,600
	National Instruments Corp.	168,151	6,076,977
*	NCR Corp.	240,074	8,409,792
*	NeoPhotonics Corp.	96,042	1,454,076
	NetApp, Inc.	197,406	14,459,989
#*	NETGEAR, Inc.	61,594	1,336,590
*	NetScout Systems, Inc.	145,109	4,469,357
*	NetSol Technologies, Inc.	15,653	59,168
	Network-1 Technologies, Inc.	28,392	69,844
*	New Relic, Inc.	19,157	1,212,063
#	NortonLifeLock, Inc.	415,838	10,412,584
*	Novanta, Inc.	46,196	5,945,425
#	NVE Corp.	5,648	261,954
	NVIDIA Corp.	1,138,596	211,175,400
	NXP Semiconductors NV	43,398	7,416,718
*	Okta, Inc.	36,811	4,391,920
*	ON Semiconductor Corp.	448,097	23,350,335
*	One Stop Systems, Inc.	700	3,290
*	OneSpan, Inc.	64,351	909,280
*	Onto Innovation, Inc.	87,794	6,245,665
*	Optical Cable Corp.	3,696	14,304
	Oracle Corp.	860,486	63,159,672
*	OSI Systems, Inc.	39,760	3,145,016
#*	Palantir Technologies, Inc., Class A	282,680	2,939,872
#*	Palo Alto Networks, Inc.	23,533	13,208,602
	Paychex, Inc.	270,958	34,338,507
*	Paycom Software, Inc.	36,043	10,145,023
*	Paylocity Holding Corp.	36,212	6,866,882
*	PayPal Holdings, Inc.	414,542	36,450,678
	PC Connection, Inc.	56,955	2,818,703
	PC-Tel, Inc.	205,594	875,830
*	PDF Solutions, Inc.	64,721	1,504,763
#	Pegasystems, Inc.	39,495	3,024,922
#*	Perficient, Inc.	54,216	5,389,613
*	PFSweb, Inc.	35,131	398,737
*	Photronics, Inc.	363,549	5,449,600
#	Pineapple Energy, Inc.	5,421	16,480
*	Ping Identity Holding Corp.	1,300	33,969
#*	Pixelworks, Inc.	42,541	89,762
*	Plantronics, Inc.	4,346	173,232
*	Plexus Corp.	47,521	3,855,854
	Power Integrations, Inc.	91,633	7,330,640
#	Progress Software Corp.	96,220	4,616,636
*	PTC, Inc.	91,694	10,472,372
*	Pure Storage, Inc., Class A	224,117	6,566,628
#*	Q2 Holdings, Inc.	8,000	413,840
*	Qorvo, Inc.	110,976	12,626,849
	QUALCOMM, Inc.	829,776	115,911,409
#*	Qualtrics International, Inc., Class A	18,434	341,766
*	Qualys, Inc.	51,401	7,004,928
#*	QuickLogic Corp.	2,500	12,650
*	Rambus, Inc.	211,363	5,265,052
#*	RealNetworks, Inc.	215,335	108,723
*	RF Industries Ltd.	9,040	59,845

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	234,020	$807,369
	Richardson Electronics Ltd.	16,123	193,154
*	RingCentral, Inc., Class A	21,106	1,790,844
*	Rogers Corp.	29,975	8,114,832
#*	Sailpoint Technologies Holdings, Inc.	73,881	4,715,824
*	Salesforce, Inc.	267,063	46,987,064
*	Sanmina Corp.	143,556	5,870,005
#	Sapiens International Corp. NV	13,138	305,327
*	ScanSource, Inc.	54,764	1,875,119
	Seagate Technology Holdings PLC.	213,303	17,499,378
*	Semtech Corp.	71,175	4,242,030
*	ServiceNow, Inc.	38,459	18,387,248
*	ServiceSource International, Inc.	54,518	59,425
*	SigmaTron International, Inc.	3,900	25,974
*	Silicon Laboratories, Inc.	50,223	6,775,585
	Skyworks Solutions, Inc.	179,788	20,369,980
#*	SMART Global Holdings, Inc.	102,226	2,316,441
*	Snowflake, Inc., Class A	35,519	6,089,377
*	SolarEdge Technologies, Inc.	27,040	6,771,086
	SolarWinds Corp.	15,567	192,564
*	Splunk, Inc.	50,185	6,123,574
*	SPS Commerce, Inc.	37,852	4,528,235
	SS&C Technologies Holdings, Inc.	230,527	14,905,876
*	StarTek, Inc.	56,562	212,108
*	Stratasys Ltd.	102,111	1,979,932
*	Super Micro Computer, Inc.	17,992	757,463
	Switch, Inc., Class A	50,993	1,522,651
*	Synaptics, Inc.	60,916	9,042,371
#*	Synchronoss Technologies, Inc.	22,059	28,236
*	Synopsys, Inc.	67,051	19,229,556
	TD SYNNEX Corp.	106,389	10,648,475
	TE Connectivity Ltd.	181,858	22,692,241
*	Teledyne Technologies, Inc.	37,357	16,121,413
*	Teradata Corp.	184,108	7,612,866
	Teradyne, Inc.	154,417	16,284,817
*	TESSCO Technologies, Inc.	14,267	85,388
	Texas Instruments, Inc.	750,861	127,834,085
*	Trade Desk, Inc., Class A	192,080	11,317,354
#*	TransAct Technologies, Inc.	8,492	56,047
*	Trimble, Inc.	199,370	13,297,979
*	Trio-Tech International.	1,525	7,793
*	TSR, Inc.	210	1,785
	TTEC Holdings, Inc.	96,834	7,147,318
*	TTM Technologies, Inc.	195,450	2,726,528
#*	Turtle Beach Corp.	18,059	300,502
*	Twilio, Inc., Class A	50,024	5,593,684
*	Tyler Technologies, Inc.	22,321	8,810,322
#	Ubiquiti, Inc.	9,807	2,768,026
*	Ultra Clean Holdings, Inc.	75,131	2,341,833
*	Unisys Corp.	88,886	1,263,070
	Universal Display Corp.	44,000	5,620,120
*	Upland Software, Inc.	16,499	246,165
#*	Veeco Instruments, Inc.	110,864	2,541,003
#*	Verint Systems, Inc.	97,926	5,342,843
*	VeriSign, Inc.	77,009	13,760,738
#*	Verra Mobility Corp.	18,647	261,617
#*	Viasat, Inc.	88,935	3,273,697
#*	Viavi Solutions, Inc.	378,130	5,422,384
#	Visa, Inc., Class A	999,910	213,110,818

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	247,054	$4,602,616
*	Vishay Precision Group, Inc.	25,485	795,387
	VMware, Inc., Class A	76,529	8,268,193
*	Vonage Holdings Corp.	338,242	6,751,310
	Vontier Corp.	134,771	3,452,833
	Wayside Technology Group, Inc.	4,700	160,975
*	Western Digital Corp.	273,423	14,510,559
	Western Union Co.	329,202	5,517,426
*	WEX, Inc.	41,975	6,977,924
#*	Wireless Telecom Group, Inc.	37,817	59,373
#*	Wolfspeed, Inc.	131,980	12,103,886
*	Workday, Inc., Class A	43,583	9,008,606
	Xerox Holdings Corp.	352,253	6,129,202
	Xperi Holding Corp.	214,925	3,352,830
*	Zebra Technologies Corp., Class A	48,859	18,061,218
*	Zendesk, Inc.	30,944	3,776,406
*	Zoom Video Communications, Inc., Class A	42,034	4,185,325
*	Zscaler, Inc.	33,761	6,844,705

TOTAL INFORMATION TECHNOLOGY			6,875,900,176

MATERIALS — (4.7%)
*	Advanced Emissions Solutions, Inc.	5,237	31,684
	AdvanSix, Inc.	53,013	2,361,199
*	AgroFresh Solutions, Inc.	5,000	9,300
	Air Products & Chemicals, Inc.	122,513	28,676,618
	Albemarle Corp.	83,168	16,037,285
	Alcoa Corp.	332,293	22,529,465
*	Allegheny Technologies, Inc.	195,478	5,313,092
*	Alpha Metallurgical Resources, Inc.	13,496	2,088,371
#	Amcor PLC	1,139,637	13,516,095
*	American Biltrite, Inc.	17	2,538
	American Vanguard Corp.	52,596	1,125,554
#*	Ampco-Pittsburgh Corp.	199,817	1,120,973
	AptarGroup, Inc.	104,911	12,046,930
*	Arconic Corp.	125,586	3,159,744
	Ashland Global Holdings, Inc.	104,374	10,956,139
*	Aspen Aerogels, Inc.	34,067	735,847
	Avery Dennison Corp.	98,454	17,780,792
	Avient Corp.	150,801	7,425,441
*	Axalta Coating Systems Ltd.	548,217	13,908,265
	Balchem Corp.	51,796	6,381,267
	Ball Corp.	304,752	24,733,672
*	Berry Global Group, Inc.	303,278	17,089,715
#	Cabot Corp.	123,272	8,117,461
	Carpenter Technology Corp.	87,213	3,329,792
	Celanese Corp.	123,887	18,203,956
*	Century Aluminum Co.	171,987	2,901,421
	CF Industries Holdings, Inc.	305,398	29,571,688
	Chase Corp.	19,162	1,616,506
	Chemours Co.	298,747	9,879,563
*	Clearwater Paper Corp.	266,641	8,828,484
*	Cleveland-Cliffs, Inc.	741,076	18,890,027
*	Coeur Mining, Inc.	372,862	1,353,489
	Commercial Metals Co.	265,048	10,866,968
	Compass Minerals International, Inc.	63,025	3,726,668
*	Core Molding Technologies, Inc.	12,521	125,210
	Corteva, Inc.	583,755	33,676,826
	Crown Holdings, Inc.	211,403	23,262,786
	Dow, Inc.	989,555	65,805,408

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	DuPont de Nemours, Inc.	199,677	$13,164,705
	Eagle Materials, Inc.	68,709	8,473,194
	Eastman Chemical Co.	128,492	13,192,274
	Ecolab, Inc.	126,497	21,421,002
	Ecovyst, Inc.	6,030	60,662
	Element Solutions, Inc.	473,049	9,754,270
#*	Ferroglobe PLC	151,743	978,742
*††^	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
#*	Flotek Industries, Inc.	872,814	1,152,114
	FMC Corp.	130,597	17,309,326
	Fortitude Gold Corp.	38,385	260,250
	Freeport-McMoRan, Inc.	1,066,679	43,253,833
	Friedman Industries, Inc.	7,421	68,793
	FutureFuel Corp.	149,608	1,422,772
#*	GCP Applied Technologies, Inc.	140,194	4,397,886
	Glatfelter Corp.	87,500	962,500
	Gold Resource Corp.	134,351	245,862
	Graphic Packaging Holding Co.	694,617	15,142,651
	Greif, Inc., Class A	69,652	4,226,483
	Greif, Inc., Class B	23,807	1,389,377
	Hawkins, Inc.	47,316	1,763,940
	Haynes International, Inc.	27,644	1,080,328
	HB Fuller Co.	102,295	6,823,077
	Hecla Mining Co.	1,065,069	5,549,010
	Huntsman Corp.	449,482	15,223,955
*	Ingevity Corp.	54,126	3,242,147
	Innospec, Inc.	44,386	4,230,430
	International Flavors & Fragrances, Inc.	213,300	25,873,290
	International Paper Co.	418,307	19,359,248
*	Intrepid Potash, Inc.	24,670	1,889,229
	Kaiser Aluminum Corp.	20,375	1,966,188
	Koppers Holdings, Inc.	40,044	971,467
	Kronos Worldwide, Inc.	145,361	2,212,394
	Linde PLC	225,284	70,279,597
#*	Livent Corp.	248,043	5,298,199
	Louisiana-Pacific Corp.	192,976	12,450,812
#*	LSB Industries, Inc.	232,203	4,971,466
	LyondellBasell Industries NV, Class A	441,431	46,804,929
	Martin Marietta Materials, Inc.	55,426	19,632,998
	Materion Corp.	44,374	3,778,446
#*	McEwen Mining, Inc.	36,184	24,251
	Mercer International, Inc.	163,115	2,611,471
	Minerals Technologies, Inc.	71,470	4,546,207
	Mosaic Co.	385,150	24,041,063
#*	MP Materials Corp.	58,778	2,235,915
	Myers Industries, Inc.	79,847	1,751,045
	Neenah, Inc.	38,086	1,348,244
	NewMarket Corp.	20,121	6,531,478
	Newmont Corp.	592,176	43,140,022
#	Nexa Resources SA.	7,300	68,328
#	Northern Technologies International Corp.	11,400	131,898
	Nucor Corp.	419,787	64,974,632
*	O-I Glass, Inc.	349,557	4,712,028
	Olin Corp.	350,866	20,139,708
	Olympic Steel, Inc.	42,024	1,442,684
#	Orion Engineered Carbons SA	900	13,590
	Packaging Corp. of America	150,152	24,199,998
	PPG Industries, Inc.	234,770	30,048,212
#	Quaker Chemical Corp.	4,962	807,367

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Ramaco Resources, Inc.	2,300	$36,547
#*	Ranpak Holdings Corp.	3,199	48,241
*	Rayonier Advanced Materials, Inc.	117,687	603,734
	Reliance Steel & Aluminum Co.	121,609	24,108,984
	Resolute Forest Products, Inc.	163,412	2,277,963
#	Royal Gold, Inc.	91,793	11,977,151
	RPM International, Inc.	154,445	12,803,491
	Ryerson Holding Corp.	91,981	3,385,821
	Schnitzer Steel Industries, Inc., Class A	57,115	2,606,157
	Schweitzer-Mauduit International, Inc.	68,859	1,732,492
#	Scotts Miracle-Gro Co.	94,284	9,798,936
	Sealed Air Corp.	200,334	12,863,446
	Sensient Technologies Corp.	66,018	5,585,123
	Sherwin-Williams Co.	169,862	46,705,256
	Silgan Holdings, Inc.	283,667	12,586,305
#	Sonoco Products Co.	194,662	12,051,524
	Southern Copper Corp.	86,188	5,366,927
	Steel Dynamics, Inc.	489,571	41,980,713
	Stepan Co.	37,766	3,856,286
*	Summit Materials, Inc., Class A	236,923	6,586,459
	SunCoke Energy, Inc.	153,758	1,279,267
*	Sylvamo Corp.	38,427	1,715,766
*	Synalloy Corp.	19,475	319,195
#*	TimkenSteel Corp.	139,370	2,880,778
#*	Trecora Resources	49,155	478,770
	Tredegar Corp.	100,294	1,148,366
	TriMas Corp.	95,214	2,812,622
	Trinseo PLC.	79,655	3,779,630
	Tronox Holdings PLC, Class A	332,041	5,711,105
	U.S. Steel Corp.	500,384	15,256,708
	United States Lime & Minerals, Inc.	9,696	1,061,809
*	Universal Stainless & Alloy Products, Inc.	19,376	168,571
	Valvoline, Inc.	235,697	7,125,120
*	Venator Materials PLC	62,639	116,509
	Vulcan Materials Co.	117,856	20,305,410
	Warrior Met Coal, Inc.	117,737	4,011,300
	Westlake Corp.	139,612	17,667,899
	WestRock Co.	255,189	12,639,511
	Worthington Industries, Inc.	90,166	4,289,197

TOTAL MATERIALS			1,409,961,315

REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	87,101
*	CBRE Group, Inc., Class A	302,427	25,113,538
*	CKX Lands, Inc.	743	8,682
#*	Cushman & Wakefield PLC	30,371	543,641
#	Douglas Elliman, Inc.	112,841	683,816
#	eXp World Holdings, Inc.	26,351	352,840
*	Forestar Group, Inc.	7,963	129,876
*	FRP Holdings, Inc.	18,316	1,035,037
*	Howard Hughes Corp.	66,665	6,685,833
	Indus Realty Trust, Inc.	408	29,152
*	InterGroup Corp.	200	10,698
*	Jones Lang LaSalle, Inc.	78,214	17,107,748
*»	JW Mays, Inc.	900	36,630
	Kennedy-Wilson Holdings, Inc.	246,549	5,559,680
	Marcus & Millichap, Inc.	65,326	2,925,951
*	Maui Land & Pineapple Co., Inc.	20,394	234,327
	Newmark Group, Inc., Class A	327,979	3,984,945

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Rafael Holdings, Inc., Class B	23,666	$50,882
	RE/MAX Holdings, Inc., Class A	48,302	1,133,165
*	Realogy Holdings Corp.	214,101	2,346,547
#*	Redfin Corp.	16,500	183,975
	RMR Group, Inc., Class A	24,138	658,485
#	St. Joe Co.	101,317	5,391,078
*	Stratus Properties, Inc.	14,910	626,220
*	Tejon Ranch Co.	65,816	1,205,091
*	Trinity Place Holdings, Inc.	53,127	70,128
#*	Zillow Group, Inc., Class A	46,959	1,814,965
#*	Zillow Group, Inc., Class C	110,115	4,384,779

TOTAL REAL ESTATE.			82,394,810

UTILITIES — (2.6%)
	AES Corp.	445,524	9,097,600
	ALLETE, Inc.	67,880	4,027,999
	Alliant Energy Corp.	178,183	10,478,942
	Ameren Corp.	176,424	16,389,790
	American Electric Power Co., Inc.	250,817	24,858,473
	American States Water Co.	56,525	4,446,256
	American Water Works Co., Inc.	113,895	17,548,942
	Artesian Resources Corp., Class A.	12,735	592,178
#	Atlantica Sustainable Infrastructure PLC	153,959	4,757,333
#	Atmos Energy Corp.	102,918	11,670,901
#	Avangrid, Inc.	64,111	2,843,323
	Avista Corp.	88,378	3,585,495
#	Black Hills Corp.	79,892	5,851,290
	Brookfield Renewable Corp., Class A	38,245	1,372,996
	California Water Service Group.	72,894	3,781,012
	CenterPoint Energy, Inc.	464,681	14,223,885
	Chesapeake Utilities Corp.	25,608	3,205,353
	Clearway Energy, Inc., Class A	54,538	1,549,970
#	Clearway Energy, Inc., Class C	120,901	3,691,108
	CMS Energy Corp.	200,108	13,745,419
	Consolidated Edison, Inc.	200,215	18,567,939
#	Consolidated Water Co. Ltd.	26,390	287,123
	Constellation Energy Corp.	172,554	10,216,922
	Dominion Energy, Inc.	426,520	34,821,093
	DTE Energy Co.	122,301	16,026,323
	Duke Energy Corp.	383,805	42,279,959
	Edison International	235,986	16,233,477
	Entergy Corp.	137,734	16,369,686
	Essential Utilities, Inc.	259,181	11,600,942
	Evergy, Inc.	160,004	10,856,271
	Eversource Energy	198,030	17,307,822
	Exelon Corp.	517,662	24,216,228
	FirstEnergy Corp.	327,337	14,176,965
#	Genie Energy Ltd., Class B	42,689	277,052
	Hawaiian Electric Industries, Inc.	158,012	6,495,873
	IDACORP, Inc.	72,282	7,602,621
	Macquarie Infrastructure Holdings LLC	117,892	442,095
	MGE Energy, Inc.	53,745	4,185,123
#	Middlesex Water Co.	26,334	2,342,409
#	National Fuel Gas Co.	127,617	8,949,780
	New Jersey Resources Corp.	158,829	6,855,060
	NextEra Energy, Inc.	957,284	67,986,310
	NiSource, Inc.	453,468	13,204,988
#	Northwest Natural Holding Co.	46,612	2,229,452
#	NorthWestern Corp.	68,394	3,877,256

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
NRG Energy, Inc.	488,682	$17,543,684
OGE Energy Corp.	276,940	10,712,039
ONE Gas, Inc.	75,164	6,341,587
# Ormat Technologies, Inc.	94,696	7,357,879
Otter Tail Corp.	63,286	3,668,057
#* PG&E Corp.	530,888	6,715,733
Pinnacle West Capital Corp.	125,704	8,950,125
PNM Resources, Inc.	122,521	5,716,830
Portland General Electric Co.	125,713	5,949,996
PPL Corp.	527,612	14,936,696
Public Service Enterprise Group, Inc.	300,038	20,900,647
* Pure Cycle Corp.	35,231	368,164
RGC Resources, Inc.	10,999	228,779
Sempra Energy.	153,873	24,828,947
SJW Group.	41,008	2,419,472
South Jersey Industries, Inc.	143,684	4,912,556
Southern Co.	540,332	39,654,965
Southwest Gas Holdings, Inc.	82,487	7,267,930
# Spire, Inc.	74,843	5,444,828
#* Sunnova Energy International, Inc.	99,339	1,715,585
UGI Corp.	236,810	8,122,583
Unitil Corp.	29,333	1,495,983
# Via Renewables, Inc.	18,700	133,518
Vistra Corp.	726,486	18,176,680
WEC Energy Group, Inc.	187,363	18,745,668
Xcel Energy, Inc.	308,463	22,597,999
York Water Co.	20,352	787,215

TOTAL UTILITIES		780,821,179

TOTAL COMMON STOCKS		29,334,523,585

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	15,532	421,072

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	11,095	904,021

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	53,920	1,539,416

TOTAL PREFERRED STOCKS		2,864,509

TOTAL INVESTMENT SECURITIES (Cost $13,290,244,636)		29,337,388,094

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.290%	284,165,040	284,165,040

SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund 46,889,474	542,370,548

TOTAL INVESTMENTS — (100.0%) (Cost $14,116,736,137)		$30,163,923,682

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

As of April 30, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,222	06/17/22	$259,551,366	$252,190,250	$(7,361,116)

Total Futures Contracts			$259,551,366	$252,190,250	$(7,361,116)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,104,453,975	$6,817	$4,261	$2,104,465,053
Consumer Discretionary	3,325,470,781	—	5,211	3,325,475,992
Consumer Staples	2,024,259,644	83,309	—	2,024,342,953
Energy	1,544,136,757	—	—	1,544,136,757
Financials	3,999,886,585	6,625	—	3,999,893,210
Health Care	3,659,672,267	46,827	1,524,753	3,661,243,847
Industrials	3,525,278,382	609,911	—	3,525,888,293
Information Technology	6,875,900,176	—	—	6,875,900,176
Materials	1,409,961,315	—	—	1,409,961,315
Real Estate	82,358,180	36,630	—	82,394,810
Utilities	780,821,179	—	—	780,821,179
Preferred Stocks
Communication Services	421,072	—	—	421,072
Consumer Discretionary	904,021	—	—	904,021
Industrials	1,539,416	—	—	1,539,416
Temporary Cash Investments	284,165,040	—	—	284,165,040
Securities Lending Collateral	—	542,370,548	—	542,370,548
Futures Contracts**	(7,361,116)	—	—	(7,361,116)

TOTAL	$29,611,867,674	$543,160,667	$1,534,225^	$30,156,562,566

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (6.3%)
	Activision Blizzard, Inc.	310,270	$23,456,412
*	Alphabet, Inc., Class A	120,299	274,545,175
*	Alphabet, Inc., Class C	118,065	271,470,396
*	Altice USA, Inc., Class A	298,013	2,765,561
#*	AMC Networks, Inc., Class A	78,592	2,564,457
#*	Angi, Inc.	60,467	266,659
#*	Anterix, Inc.	35,176	1,823,524
	AT&T, Inc.	4,477,834	84,451,949
	ATN International, Inc.	51,772	2,044,994
*	Audacy, Inc.	250,975	637,476
*	Ballantyne Strong, Inc.	5,733	17,486
#*	Bandwidth, Inc., Class A.	11,588	256,327
#*	Boston Omaha Corp., Class A	923	19,235
#	Cable One, Inc.	12,624	14,722,109
#*	Cargurus, Inc.	61,719	2,016,977
*	Cars.com, Inc.	161,509	1,795,980
*	Charter Communications, Inc., Class A	120,783	51,754,308
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	32,845
#*	Cinemark Holdings, Inc.	153,849	2,440,045
	Cogent Communications Holdings, Inc.	93,426	5,465,421
	Comcast Corp., Class A	3,103,081	123,378,501
*	comScore, Inc.	180,641	364,895
#*	Consolidated Communications Holdings, Inc.	190,075	1,130,946
*	Contra Costa Communications	5,301	0
*	Cumulus Media, Inc., Class A	27,317	376,155
*	Daily Journal Corp.	426	109,546
#	DallasNews Corp.	6,262	41,329
*	DHI Group, Inc.	750,413	4,172,296
#*	DISH Network Corp., Class A	336,650	9,597,891
*	EchoStar Corp., Class A	103,450	2,415,557
	Electronic Arts, Inc.	128,832	15,208,618
#*	Emerald Holding, Inc.	48,894	131,525
	Entravision Communications Corp., Class A	179,258	926,764
*	EW Scripps Co., Class A	197,172	3,245,451
*	Facebook, Inc., Class A	1,709,076	342,618,466
#*	Fluent, Inc.	11,731	15,720
	Fox Corp., Class A	426,052	15,269,704
	Fox Corp., Class B	309,023	10,271,924
*	Gaia, Inc.	23,801	117,577
*	Gannett Co., Inc.	258,245	1,035,562
	Gray Television, Inc.	211,353	3,914,258
	Gray Television, Inc., Class A	3,160	54,135
*	Hemisphere Media Group, Inc.	50,118	194,959
*	IDT Corp., Class B	253,897	6,723,193
*	iHeartMedia, Inc., Class A	9,585	153,264
*	IMAX Corp.	124,166	1,964,306
	Interpublic Group of Cos., Inc.	785,076	25,609,179
*	Iridium Communications, Inc.	309,905	11,066,708
	John Wiley & Sons, Inc., Class A	93,469	4,756,637
	John Wiley & Sons, Inc., Class B	7,502	384,928
*	Liberty Broadband Corp., Class A	24,602	2,648,651
*»	Liberty Broadband Corp., Class B	1,306	148,100
*	Liberty Broadband Corp., Class C	149,382	16,703,895

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd., Class A	7,360	$68,006
*	Liberty Latin America Ltd., Class C	295,293	2,728,507
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	643,168
*»	Liberty Media Corp.-Liberty Braves, Class B	522	14,890
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	1,840,362
#*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	2,679,677
#*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	20,170,050
*	Liberty Media Corp.-Liberty SiriusXM, Class A	95,225	3,983,262
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,166	180,909
*	Liberty Media Corp.-Liberty SiriusXM, Class C	240,787	10,084,160
#*	Lions Gate Entertainment Corp., Class A	199,290	2,688,422
*	Lions Gate Entertainment Corp., Class B	279,643	3,515,112
*	Live Nation Entertainment, Inc.	149,029	15,630,161
*	Loyalty Ventures, Inc.	36,789	470,531
#	Lumen Technologies, Inc.	1,835,320	18,463,319
*	Madison Square Garden Entertainment Corp.	59,864	4,385,038
#*	Marchex, Inc., Class B	7,366	12,817
#*	Marcus Corp.	58,680	923,036
*	Match Group, Inc.	174,316	13,797,111
††^	Media General, Inc.	96,518	11,939
#	National CineMedia, Inc.	71,372	157,732
*	Netflix, Inc.	160,842	30,617,883
	New York Times Co., Class A	249,625	9,565,630
	News Corp., Class A	427,879	8,497,677
	News Corp., Class B.	280,427	5,583,302
	Nexstar Media Group, Inc., Class A	114,781	18,183,606
	Omnicom Group, Inc.	358,574	27,298,239
#	Paramount Global, Class A	19,160	604,498
#	Paramount Global, Class B	560,715	16,328,021
*	Pinterest, Inc., Class A	68,016	1,395,688
*	Playtika Holding Corp.	70,444	1,238,406
*	QuinStreet, Inc.	113,207	1,076,599
#*	Reading International, Inc., Class A	50,900	203,091
#*»	Reading International, Inc., Class B	300	6,483
#*	ROBLOX Corp., Class A	59,489	1,823,338
*	Roku, Inc.	9,859	915,901
	Saga Communications, Inc., Class A	5,094	115,787
	Scholastic Corp.	83,005	3,058,734
#*	Sciplay Corp., Class A	1,000	13,360
#	Shenandoah Telecommunications Co.	186,559	3,768,492
	Sinclair Broadcast Group, Inc., Class A	12,879	286,429
#	Sirius XM Holdings, Inc.	1,147,825	6,886,950
#*	Snap, Inc., Class A	77,553	2,207,158
	Spok Holdings, Inc.	72,102	496,062
*	Spotify Technology SA	29,127	2,960,760
#*	Take-Two Interactive Software, Inc.	104,960	12,543,770
#*	TechTarget, Inc.	61,558	4,143,469
	TEGNA, Inc.	555,794	12,255,258
	Telephone & Data Systems, Inc.	258,694	4,739,274
#*	Telesat Corp.	26,642	299,456
*	T-Mobile U.S., Inc.	420,494	51,779,631
*	Townsquare Media, Inc., Class A	44,674	486,947
#*	Travelzoo	64,626	445,919
#*	TripAdvisor, Inc.	143,268	3,677,690
*	TrueCar, Inc.	240,109	859,590
*	Twitter, Inc.	155,648	7,629,865
*	U.S. Cellular Corp.	66,343	1,909,352
*	Urban One, Inc.	139,944	845,262
	Verizon Communications, Inc.	3,894,696	180,324,425

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Walt Disney Co.	494,040	$55,149,685
*	Warner Bros Discovery, Inc.	1,688,577	30,647,673
#	Warner Music Group Corp., Class A	46,177	1,374,689
#	World Wrestling Entertainment, Inc., Class A	79,408	4,636,633
*	Yelp, Inc.	123,864	4,029,296
#*	Zedge, Inc., Class B	5,460	28,064
#*	Ziff Davis, Inc.	135,280	11,953,341
*	Zynga, Inc., Class A	1,698,577	14,047,232

TOTAL COMMUNICATION SERVICES			1,996,684,800

CONSUMER DISCRETIONARY — (10.9%)
#*	Cheesecake Factory, Inc.	83,869	3,095,605
*	1-800-Flowers.com, Inc., Class A	98,553	1,005,241
#*	2U, Inc.	77,678	775,226
	Aaron’s Co., Inc.	90,572	1,859,443
*	Abercrombie & Fitch Co., Class A	173,759	6,008,586
	Acushnet Holdings Corp.	167,733	6,833,442
*	Adient PLC	150,277	5,130,457
#	ADT, Inc.	115,757	792,935
*	Adtalem Global Education, Inc.	130,670	3,829,938
	Advance Auto Parts, Inc.	84,420	16,852,765
*	Amazon.com, Inc.	223,740	556,134,856
	AMCON Distributing Co.	1,168	195,582
*	American Axle & Manufacturing Holdings, Inc.	290,600	1,923,772
#	American Eagle Outfitters, Inc.	470,294	7,106,142
#*	American Outdoor Brands, Inc.	51,143	644,402
*	American Public Education, Inc.	40,872	794,552
#*	America’s Car-Mart, Inc.	20,880	1,688,148
*	Aptiv PLC	178,266	18,967,502
	Aramark	369,099	13,379,839
*	Ark Restaurants Corp.	7,366	132,588
#*	Asbury Automotive Group, Inc.	67,885	12,471,153
	Autoliv, Inc.	200,725	14,789,418
#*	AutoNation, Inc.	257,829	29,884,959
*	AutoZone, Inc.	14,016	27,407,868
*	Barnes & Noble Education, Inc.	127,814	388,555
	Bassett Furniture Industries, Inc.	18,048	298,875
#	Bath & Body Works, Inc.	125,058	6,614,318
*	BBQ Holdings, Inc.	12,707	183,362
*	Beazer Homes USA, Inc.	75,578	1,139,716
#*	Bed Bath & Beyond, Inc.	253,518	3,450,380
	Best Buy Co., Inc.	589,142	52,981,540
#	Big 5 Sporting Goods Corp.	320,032	4,630,863
#	Big Lots, Inc.	84,094	2,598,505
*	Biglari Holdings, Inc., Class A	475	324,549
*	Biglari Holdings, Inc., Class B	5,247	715,638
*	BJ’s Restaurants, Inc.	50,941	1,415,650
#	Bloomin’ Brands, Inc.	197,620	4,345,664
	Bluegreen Vacations Holding Corp.	20,047	527,236
*	Booking Holdings, Inc.	5,196	11,484,771
*	Boot Barn Holdings, Inc.	94,067	8,471,674
	BorgWarner, Inc.	444,198	16,359,812
	Boyd Gaming Corp.	77,977	4,723,847
#*	Bright Horizons Family Solutions, Inc.	68,676	7,845,546
#*	Brinker International, Inc.	67,537	2,453,619
	Brunswick Corp.	244,212	18,464,869
#	Buckle, Inc.	90,967	2,825,435
	Build-A-Bear Workshop, Inc.	39,547	749,020
#*	Burlington Stores, Inc.	54,847	11,164,655

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Caesars Entertainment, Inc.	45,189	$2,995,127
	Caleres, Inc.	86,823	1,990,851
#	Camping World Holdings, Inc., Class A	41,769	1,072,628
*	Capri Holdings Ltd.	336,852	16,067,840
*	CarMax, Inc.	269,258	23,096,951
#*	Carnival Corp.	471,076	8,149,615
#*	CarParts.com, Inc.	19,745	118,273
	Carriage Services, Inc.	55,751	2,391,160
#	Carrols Restaurant Group, Inc.	126,479	202,366
#	Carter’s, Inc.	118,012	9,941,331
#*	Carvana Co.	6,616	383,463
	Cato Corp., Class A	51,677	700,223
*	Cavco Industries, Inc.	18,713	4,420,946
	Century Communities, Inc.	84,771	4,469,127
#*	Chegg, Inc.	39,654	981,040
#*	Chewy, Inc., Class A	40,944	1,189,833
*	Chico’s FAS, Inc.	256,014	1,356,874
#*	Children’s Place, Inc.	32,940	1,526,110
*	Chipotle Mexican Grill, Inc.	14,510	21,120,901
#	Choice Hotels International, Inc.	78,280	10,995,209
	Churchill Downs, Inc.	41,421	8,405,978
#*	Chuy’s Holdings, Inc.	47,295	1,182,848
#*	Citi Trends, Inc.	41,220	1,152,923
#	Clarus Corp.	74,545	1,666,081
	Columbia Sportswear Co.	148,332	12,186,957
#*	Conn’s, Inc.	73,082	1,143,733
*	Container Store Group, Inc.	99,925	764,426
††^	Contra Zagg, Inc.	75,640	6,808
#*	Cooper-Standard Holdings, Inc.	49,035	226,051
#	Cracker Barrel Old Country Store, Inc.	60,179	6,679,267
*	Crocs, Inc.	199,042	13,222,360
	Crown Crafts, Inc.	22,116	138,446
	Culp, Inc.	32,546	210,247
	Dana, Inc.	387,502	5,738,905
	Darden Restaurants, Inc.	159,927	21,067,184
*	Dave & Buster’s Entertainment, Inc.	83,319	3,791,015
*	Deckers Outdoor Corp.	83,980	22,317,685
*	Delta Apparel, Inc.	15,491	448,929
#*	Denny’s Corp.	91,530	1,173,415
#	Designer Brands, Inc., Class A	137,389	1,898,716
#	Dick’s Sporting Goods, Inc.	205,560	19,820,095
#	Dillard’s, Inc., Class A	58,162	17,670,197
	Dollar General Corp.	206,922	49,150,183
*	Dollar Tree, Inc.	305,601	49,644,882
#	Domino’s Pizza, Inc.	31,727	10,723,726
*	Dorman Products, Inc.	84,113	8,303,635
	DR Horton, Inc.	472,989	32,915,305
*	Duluth Holdings, Inc., Class B	3,601	44,112
	eBay, Inc.	747,182	38,793,689
	Educational Development Corp.	13,726	89,905
*	El Pollo Loco Holdings, Inc.	106,505	1,134,278
#	Escalade, Inc.	37,461	492,612
#	Ethan Allen Interiors, Inc.	63,310	1,502,979
#*	Etsy, Inc.	102,813	9,581,143
*	Everi Holdings, Inc.	13,173	228,683
*	Expedia Group, Inc.	23,139	4,043,540
*	Fiesta Restaurant Group, Inc.	80,799	549,433
*	Five Below, Inc.	93,126	14,630,095
	Flanigan’s Enterprises, Inc.	2,891	107,545

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flexsteel Industries, Inc.	20,065	$435,210
#*	Floor & Decor Holdings, Inc., Class A	152,299	12,141,276
	Foot Locker, Inc.	281,727	8,257,418
	Ford Motor Co.	2,081,479	29,473,743
*	Fossil Group, Inc.	130,115	1,285,536
*	Fox Factory Holding Corp.	98,149	8,036,440
#	Franchise Group, Inc.	2,300	85,767
*	frontdoor, Inc.	140,415	4,340,228
#*	Full House Resorts, Inc.	23,954	216,784
#*	Funko, Inc., Class A	62,496	1,018,060
#	Gap, Inc.	536,785	6,666,870
	Garmin Ltd.	161,695	17,744,409
*	General Motors Co.	1,050,213	39,813,575
*	Genesco, Inc.	49,175	3,050,325
	Gentex Corp.	597,830	17,546,311
*	Gentherm, Inc.	104,316	7,032,985
	Genuine Parts Co.	171,216	22,266,641
*	G-III Apparel Group Ltd.	124,762	3,303,698
*	Goodyear Tire & Rubber Co.	434,994	5,794,120
#*	GoPro, Inc., Class A	106,952	954,012
	Graham Holdings Co., Class B	10,480	6,208,038
*	Grand Canyon Education, Inc.	101,162	9,708,517
*	Green Brick Partners, Inc.	15,871	312,659
	Group 1 Automotive, Inc.	47,152	8,211,049
	Guess?, Inc.	162,949	3,661,464
#	H&R Block, Inc.	272,291	7,098,626
#	Hamilton Beach Brands Holding Co., Class A	31,592	295,701
#	Hanesbrands, Inc.	749,232	9,934,816
#	Harley-Davidson, Inc.	335,871	12,242,498
#	Hasbro, Inc.	137,392	12,098,740
#	Haverty Furniture Cos., Inc.	59,491	1,477,162
	Haverty Furniture Cos., Inc., Class A	2,523	62,015
#*	Helen of Troy Ltd.	61,809	13,258,649
#	Hibbett, Inc.	58,833	2,540,409
*	Hilton Grand Vacations, Inc.	143,710	6,729,939
*	Hilton Worldwide Holdings, Inc.	127,794	19,845,130
	Home Depot, Inc.	480,080	144,216,032
	Hooker Furnishings Corp.	28,522	480,881
*	Horizon Global Corp.	46,138	171,633
*	Hyatt Hotels Corp., Class A.	76,915	7,303,848
	Installed Building Products, Inc.	85,113	6,849,043
#	International Game Technology PLC	98,836	2,157,590
*	iRobot Corp.	65,870	3,336,316
#	Jack in the Box, Inc.	34,385	2,845,703
	Jerash Holdings US, Inc.	5,937	33,188
	Johnson Outdoors, Inc., Class A	26,407	2,019,607
	KB Home	157,600	5,110,968
	Kohl’s Corp.	346,159	20,035,683
	Kontoor Brands, Inc.	53,530	2,126,747
*	Lakeland Industries, Inc.	18,417	297,987
#*	Lands’ End, Inc.	78,612	1,102,140
*	Las Vegas Sands Corp.	39,122	1,386,092
	Laureate Education, Inc., Class A	88,104	998,218
*††^	Lazare Kaplan International, Inc.	3,667	516
	La-Z-Boy, Inc.	110,915	2,914,846
#*	Lazydays Holdings, Inc.	11,759	228,477
#	LCI Industries	77,616	7,553,589
	Lear Corp.	133,921	17,133,853
	Leggett & Platt, Inc.	310,557	11,065,146

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class A	341,640	$26,132,044
	Lennar Corp., Class B	39,269	2,560,339
#	Levi Strauss & Co., Class A	22,772	412,401
#*	LGI Homes, Inc.	69,991	6,558,857
	Lifetime Brands, Inc.	55,205	696,687
*	Lincoln Educational Services Corp.	56,293	402,495
#*	Liquidity Services, Inc.	113,568	1,637,651
	Lithia Motors, Inc.	75,478	21,370,086
	LKQ Corp.	404,335	20,067,146
*	LL Flooring Holdings, Inc.	72,700	1,003,987
*	Lovesac Co.	11,792	516,961
	Lowe’s Cos., Inc.	213,740	42,262,810
*	Lululemon Athletica, Inc.	82,347	29,202,717
*	M/I Homes, Inc.	73,907	3,272,602
	Macy’s, Inc.	774,979	18,731,242
#*	Malibu Boats, Inc., Class A	65,250	3,281,423
#	Marine Products Corp.	27,683	324,998
*	MarineMax, Inc.	61,282	2,507,659
*	Marriott International, Inc., Class A	223,050	39,595,836
	Marriott Vacations Worldwide Corp.	98,481	14,706,168
#*	MasterCraft Boat Holdings, Inc.	46,154	1,110,927
*	Mattel, Inc.	573,723	13,947,206
	McDonald’s Corp.	168,336	41,942,598
	MDC Holdings, Inc.	218,161	8,052,323
*	Meritage Homes Corp.	110,232	9,099,652
	MGM Resorts International	467,004	19,165,844
*	Modine Manufacturing Co.	129,827	1,025,633
*	Mohawk Industries, Inc.	119,467	16,852,015
*	Monarch Casino & Resort, Inc.	6,743	473,021
	Monro, Inc.	68,224	3,119,884
*	Motorcar Parts of America, Inc.	53,386	812,001
	Movado Group, Inc.	41,980	1,510,021
	Murphy USA, Inc.	109,241	25,518,698
#	Nathan’s Famous, Inc.	8,885	420,882
#*	National Vision Holdings, Inc.	172,545	6,496,319
#*	Nautilus, Inc.	75,979	228,697
	Newell Brands, Inc.	710,735	16,453,515
	NIKE, Inc., Class B	783,135	97,656,934
	Nobility Homes, Inc.	2,557	84,317
	Nordstrom, Inc.	71,884	1,847,419
#*	Norwegian Cruise Line Holdings Ltd.	353,541	7,081,426
*	NVR, Inc.	5,545	24,266,084
*	ODP Corp.	128,231	5,517,780
#*	Ollie’s Bargain Outlet Holdings, Inc.	118,573	5,697,433
*	O’Reilly Automotive, Inc.	25,893	15,705,399
	Oxford Industries, Inc.	49,171	4,405,722
	Papa John’s International, Inc.	52,388	4,769,927
	Patrick Industries, Inc.	70,798	4,407,176
*	Peloton Interactive, Inc., Class A	69,775	1,225,249
#*	Penn National Gaming, Inc.	146,037	5,340,573
#	Penske Automotive Group, Inc.	241,111	25,273,255
*	Perdoceo Education Corp.	168,167	1,880,107
#	PetMed Express, Inc.	39,873	873,219
*	Planet Fitness, Inc., Class A	113,210	9,060,196
*	Playa Hotels & Resorts NV	77,700	733,488
#	Polaris, Inc.	131,180	12,454,229
	Pool Corp.	62,833	25,461,188
*	Potbelly Corp.	63,716	410,331
	PulteGroup, Inc.	452,420	18,893,059

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PVH Corp.	129,967	$9,458,998
*	QuantumScape Corp.	137,152	2,049,051
#*	Quotient Technology, Inc.	213,866	1,135,628
#	Qurate Retail, Inc., Class A	689,320	2,902,037
	Ralph Lauren Corp.	80,996	8,451,123
	RCI Hospitality Holdings, Inc.	15,909	985,722
#*	Red Robin Gourmet Burgers, Inc.	29,845	393,656
#	Red Rock Resorts, Inc., Class A	146,403	6,435,876
#	Rent-A-Center, Inc.	160,780	3,878,014
#*	Revolve Group, Inc.	22,726	960,401
*	RH	53,640	18,029,477
	Rocky Brands, Inc.	11,845	456,151
	Ross Stores, Inc.	435,485	43,448,338
#*	Royal Caribbean Cruises Ltd.	190,799	14,830,806
#	Ruth’s Hospitality Group, Inc.	93,539	1,961,513
#*	Sally Beauty Holdings, Inc.	232,178	3,510,531
#*	Scientific Games Corp., Class A	120,879	6,776,477
*	SeaWorld Entertainment, Inc.	155,945	10,516,931
	Service Corp. International.	493,717	32,392,772
#*	Shake Shack, Inc., Class A	44,856	2,594,022
#	Shoe Carnival, Inc.	72,122	2,177,363
	Shutterstock, Inc.	77,574	5,873,903
#	Signet Jewelers Ltd.	152,601	10,712,590
*	Six Flags Entertainment Corp.	19,369	741,252
#*	Skechers USA, Inc., Class A	282,853	10,833,270
*	Skyline Champion Corp.	149,453	7,628,081
#*	Sleep Number Corp.	62,361	2,529,362
#	Smith & Wesson Brands, Inc.	127,572	1,751,564
	Sonic Automotive, Inc., Class A	84,938	3,614,112
#*	Sonos, Inc.	119,025	2,716,151
*	Sportsman’s Warehouse Holdings, Inc.	131,729	1,265,916
	Standard Motor Products, Inc.	68,016	2,902,923
	Starbucks Corp.	261,927	19,550,231
	Steven Madden Ltd.	203,023	8,336,124
#*	Stitch Fix, Inc., Class A	14,052	133,494
*	Stoneridge, Inc.	95,048	1,873,396
#	Strategic Education, Inc.	64,691	4,179,039
*	Strattec Security Corp.	8,355	296,185
*	Stride, Inc.	101,879	4,003,845
	Superior Group of Cos., Inc.	41,255	655,955
*	Superior Industries International, Inc.	142,929	461,661
	Tapestry, Inc.	505,526	16,641,916
	Target Corp.	489,359	111,891,935
*	Taylor Morrison Home Corp.	329,873	8,639,374
	Tempur Sealy International, Inc.	509,963	13,825,097
*	Tenneco, Inc., Class A	92,762	1,592,724
*	Terminix Global Holdings, Inc.	266,091	12,210,916
*	Tesla, Inc.	80,200	69,834,952
	Texas Roadhouse, Inc.	125,353	10,320,312
#	Thor Industries, Inc.	90,094	6,896,696
	Tilly’s, Inc., Class A	59,084	521,121
	TJX Cos., Inc.	574,511	35,206,034
	Toll Brothers, Inc.	283,295	13,136,389
#*	TopBuild Corp.	118,884	21,534,648
	Tractor Supply Co.	200,653	40,421,547
	Travel & Leisure Co.	144,276	8,004,432
*	TravelCenters of America, Inc.	20,953	796,424
*	Tri Pointe Homes, Inc.	343,264	7,095,267
#*	Tupperware Brands Corp.	17,349	304,995

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ulta Beauty, Inc.	80,995	$32,138,816
*	Under Armour, Inc., Class A	239,786	3,683,113
*	Under Armour, Inc., Class C	273,802	3,885,250
*	Unifi, Inc.	60,733	890,953
#*	Unique Fabricating, Inc.	17,320	25,114
*	Universal Electronics, Inc.	35,567	1,049,227
*	Universal Technical Institute, Inc.	67,732	701,704
#*	Urban Outfitters, Inc.	244,702	5,823,908
	Vail Resorts, Inc.	48,344	12,287,111
*	Vera Bradley, Inc.	114,970	707,066
	VF Corp.	395,995	20,591,740
#*	Victoria’s Secret & Co.	41,686	1,964,244
#*	Vince Holding Corp.	3,562	32,450
*	Vista Outdoor, Inc.	153,804	5,418,515
#*	Visteon Corp.	64,948	6,800,705
*	VOXX International Corp.	82,262	622,723
#*	Wayfair, Inc., Class A	42,533	3,272,489
	Wendy’s Co.	622,228	12,295,225
	Weyco Group, Inc.	26,365	648,843
	Whirlpool Corp.	138,144	25,075,899
#	Williams-Sonoma, Inc.	224,034	29,231,956
#	Wingstop, Inc.	59,480	5,457,885
	Winmark Corp.	7,748	1,574,394
#	Winnebago Industries, Inc.	85,156	4,528,596
	Wolverine World Wide, Inc.	194,591	3,856,794
#*	WW International, Inc.	98,895	968,182
	Wyndham Hotels & Resorts, Inc.	105,274	9,259,901
#*	Wynn Resorts Ltd.	73,771	5,199,380
#*	XPEL, Inc.	2,323	100,516
#*	YETI Holdings, Inc.	111,288	5,438,645
	Yum! Brands, Inc.	109,405	12,801,479
*	Zovio, Inc.	111,556	81,414
#*	Zumiez, Inc.	62,630	2,294,137

TOTAL CONSUMER DISCRETIONARY			3,449,902,270

CONSUMER STAPLES — (6.5%)
	Albertsons Cos., Inc., Class A	133,429	4,173,659
	Alico, Inc.	18,879	748,930
	Altria Group, Inc.	539,937	30,004,299
	Andersons, Inc.	74,214	3,727,769
	Archer-Daniels-Midland Co.	529,075	47,383,957
	B&G Foods, Inc.	155,718	4,193,486
*	BellRing Brands, Inc.	284,557	6,098,057
#*	BJ’s Wholesale Club Holdings, Inc.	210,987	13,577,013
#*	Blue Apron Holdings, Inc., Class A	3,626	10,951
#*	Boston Beer Co., Inc. (The), Class A	19,989	7,495,875
*	Bridgford Foods Corp.	11,491	149,383
	Brown-Forman Corp., Class A	59,147	3,691,956
	Brown-Forman Corp., Class B	310,975	20,972,154
	Bunge Ltd.	265,643	30,049,536
	Calavo Growers, Inc.	44,360	1,607,606
#	Cal-Maine Foods, Inc.	119,025	6,395,213
#	Campbell Soup Co.	542,320	25,608,350
	Casey’s General Stores, Inc.	110,874	22,318,936
*	Central Garden & Pet Co.	40,949	1,793,157
*	Central Garden & Pet Co., Class A	134,388	5,560,975
#*	Chefs’ Warehouse, Inc.	91,602	3,352,633
	Church & Dwight Co., Inc.	236,607	23,083,379
	Clorox Co.	132,095	18,951,670

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Coca-Cola Co.	2,377,278	$153,595,932
	Coca-Cola Consolidated, Inc.	26,301	11,611,892
	Coffee Holding Co., Inc.	5,400	16,308
	Colgate-Palmolive Co.	256,442	19,758,856
	Conagra Brands, Inc.	476,275	16,636,286
	Constellation Brands, Inc., Class A	68,555	16,870,700
	Costco Wholesale Corp.	257,234	136,776,462
*	Coty, Inc., Class A	1,143,253	9,271,782
*	Cyanotech Corp.	2,301	6,627
*	Darling Ingredients, Inc.	422,245	30,988,561
	Edgewell Personal Care Co.	132,344	5,047,600
*	elf Beauty, Inc.	101,357	2,466,016
#	Energizer Holdings, Inc.	120,908	3,662,303
	Estee Lauder Cos., Inc., Class A	116,511	30,765,895
*	Farmer Bros Co.	45,135	283,448
	Flowers Foods, Inc.	629,426	16,692,378
	Fresh Del Monte Produce, Inc.	120,866	3,148,559
#*	Freshpet, Inc.	23,335	2,178,322
	General Mills, Inc.	588,402	41,617,673
#*	Grocery Outlet Holding Corp.	12,666	426,464
*	Hain Celestial Group, Inc.	201,957	6,773,638
*	Herbalife Nutrition Ltd.	217,988	5,794,121
	Hershey Co.	161,039	36,357,775
	Hormel Foods Corp.	474,828	24,876,239
*	Hostess Brands, Inc.	328,321	7,449,603
	Ingles Markets, Inc., Class A	36,349	3,384,819
	Ingredion, Inc.	167,740	14,276,351
	Inter Parfums, Inc.	73,873	6,037,640
	J M Smucker Co.	123,946	16,971,926
#	J&J Snack Foods Corp.	41,145	6,159,407
	John B. Sanfilippo & Son, Inc.	34,146	2,651,095
	Kellogg Co.	446,961	30,616,829
	Keurig Dr Pepper, Inc.	203,351	7,605,327
	Kimberly-Clark Corp.	118,509	16,452,604
	Kraft Heinz Co.	292,880	12,485,474
	Kroger Co.	1,328,188	71,669,024
	Lamb Weston Holdings, Inc.	206,504	13,649,914
	Lancaster Colony Corp.	62,456	9,691,922
*	Landec Corp.	84,530	841,074
*	Lifevantage Corp.	21,105	82,310
#*	Lifeway Foods, Inc.	20,990	120,063
#	Limoneira Co.	41,918	500,501
	McCormick & Co., Inc.	253,668	25,511,391
	McCormick & Co., Inc.	6,660	677,788
	Medifast, Inc.	40,157	7,162,403
#	MGP Ingredients, Inc.	67,874	6,198,932
#	Molson Coors Beverage Co., Class A	41	2,411
	Molson Coors Beverage Co., Class B	236,351	12,796,043
	Mondelez International, Inc., Class A	545,190	35,153,851
*	Monster Beverage Corp.	158,262	13,559,888
#	National Beverage Corp.	156,420	6,894,994
*	Natural Alternatives International, Inc.	16,951	165,950
	Natural Grocers by Vitamin Cottage, Inc.	59,159	1,206,252
	Natural Health Trends Corp.	16,960	119,229
*	Nature’s Sunshine Products, Inc.	48,329	800,328
	Nu Skin Enterprises, Inc., Class A	127,464	5,435,065
	Ocean Bio-Chem, Inc.	12,000	93,120
#	Oil-Dri Corp. of America	13,370	333,582
	PepsiCo, Inc.	1,083,200	185,996,272

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Performance Food Group Co.	140,615	$6,925,289
	Philip Morris International, Inc.	329,158	32,915,800
*	Pilgrim’s Pride Corp.	308,227	8,738,235
*	Post Holdings, Inc.	224,452	16,696,984
	PriceSmart, Inc.	70,276	5,583,428
	Procter & Gamble Co.	1,651,431	265,137,247
#	Reynolds Consumer Products, Inc.	18,520	548,007
#*	Rite Aid Corp.	78,651	501,007
	Rocky Mountain Chocolate Factory, Inc.	12,203	80,662
#*	S&W Seed Co.	68,983	95,197
	Sanderson Farms, Inc.	53,583	10,147,013
	Seaboard Corp.	1,271	5,369,962
*	Seneca Foods Corp., Class A	23,166	1,256,756
*»	Seneca Foods Corp., Class B	1,999	111,544
*	Simply Good Foods Co.	221,076	9,207,815
	SpartanNash Co.	86,901	2,978,966
	Spectrum Brands Holdings, Inc.	102,961	8,758,892
*	Sprouts Farmers Market, Inc.	287,252	8,560,110
	Sysco Corp.	441,566	37,745,062
#	Tootsie Roll Industries, Inc.	90,919	3,184,893
*	TreeHouse Foods, Inc.	134,179	4,226,639
#	Turning Point Brands, Inc.	30,879	969,292
	Tyson Foods, Inc., Class A	343,534	32,003,627
*	U.S. Foods Holding Corp.	450,353	16,942,280
*	United Natural Foods, Inc.	135,125	5,800,916
	United-Guardian, Inc.	4,655	100,269
	Universal Corp.	61,655	3,566,742
*	USANA Health Sciences, Inc.	79,031	6,058,516
#	Vector Group Ltd.	248,808	3,164,838
	Village Super Market, Inc., Class A	29,418	682,203
	Walgreens Boots Alliance, Inc.	536,001	22,726,442
	Walmart, Inc.	1,082,813	165,659,561
#	WD-40 Co.	31,901	5,869,146
#	Weis Markets, Inc.	64,746	5,171,910
*	Willamette Valley Vineyards, Inc.	6,260	58,093

TOTAL CONSUMER STAPLES			2,076,869,506

ENERGY — (4.9%)
	Adams Resources & Energy, Inc.	7,057	274,306
	Antero Midstream Corp.	327,498	3,363,404
*	Antero Resources Corp.	525,341	18,492,003
	APA Corp.	137,496	5,627,711
#	Arch Resources, Inc.	36,473	6,068,378
	Archrock, Inc.	526,128	4,582,575
*	Ardmore Shipping Corp.	125,062	779,136
	Baker Hughes Co.	508,327	15,768,304
	Berry Corp.	123,270	1,352,272
*	Bristow Group, Inc.	27,501	820,080
	Cabot Oil & Gas Corp.	1,379,626	39,719,433
#	Cactus, Inc., Class A.	81,136	4,051,121
	California Resources Corp.	55,098	2,215,491
#*	Callon Petroleum Co.	90,875	4,659,161
*	Centennial Resource Development, Inc., Class A	327,571	2,535,400
	ChampionX Corp.	407,438	8,596,942
	Cheniere Energy, Inc.	176,992	24,037,284
#	Chesapeake Energy Corp.	12,965	1,063,389
	Chevron Corp.	1,064,475	166,771,298
#	Civitas Resources, Inc.	62,433	3,659,822
*	Clean Energy Fuels Corp.	521,664	3,056,951

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	CNX Resources Corp.	636,709	$13,084,370
#*	Comstock Resources, Inc.	132,743	2,260,613
	ConocoPhillips.	1,162,116	111,005,320
*	CONSOL Energy, Inc.	66,033	3,139,869
#	Continental Resources, Inc.	239,717	13,321,074
#	Core Laboratories NV	78,289	2,035,514
#	Crescent Energy, Inc., Class A	2,099	32,975
	CVR Energy, Inc.	139,965	3,508,923
*	Delek U.S. Holdings, Inc.	184,212	4,457,930
#*	Denbury, Inc.	60,200	3,851,596
	Devon Energy Corp.	829,322	48,241,661
	DHT Holdings, Inc.	464,918	2,612,839
	Diamondback Energy, Inc.	111,510	14,075,907
*	DMC Global, Inc.	37,548	750,585
	Dorian LPG Ltd.	90,644	1,334,280
*	Dril-Quip, Inc.	85,013	2,455,175
*	DTE Midstream LLC	83,724	4,500,165
#*	Earthstone Energy, Inc., Class A	89,672	1,209,675
	EnLink Midstream LLC	563,326	5,560,028
	EOG Resources, Inc.	381,641	44,560,403
	Epsilon Energy Ltd.	67,458	499,189
#	EQT Corp.	429,275	17,063,681
	Equitrans Midstream Corp.	810,607	6,371,371
	Evolution Petroleum Corp.	76,644	483,624
*	Expro Group Holdings NV	99,657	1,522,759
*	Exterran Corp.	80,319	545,366
	Exxon Mobil Corp.	2,347,826	200,152,167
#*	Forum Energy Technologies, Inc.	14,058	297,046
#*	Geospace Technologies Corp.	34,657	200,317
#*	Green Plains, Inc.	116,175	3,261,032
*	Gulf Island Fabrication, Inc.	72,244	268,748
	Halliburton Co.	1,019,970	36,331,331
#*	Helix Energy Solutions Group, Inc.	529,795	2,177,457
#	Helmerich & Payne, Inc.	281,974	12,979,263
	Hess Corp.	406,591	41,907,334
*	HF Sinclair Corp.	407,621	15,497,750
*	Independence Contract Drilling, Inc.	738	3,041
#	International Seaways, Inc.	67,341	1,422,915
	Kinder Morgan, Inc.	1,099,600	19,957,740
*	Kosmos Energy Ltd.	350,320	2,368,163
#*	Laredo Petroleum, Inc.	34,314	2,443,500
*	Liberty Energy, Inc., Class A	149,147	2,407,233
#	Magnolia Oil & Gas Corp., Class A	150,175	3,490,067
*	Mammoth Energy Services, Inc.	31,577	68,838
	Marathon Oil Corp.	1,307,315	32,578,290
	Marathon Petroleum Corp.	577,227	50,368,828
	Matador Resources Co.	305,453	14,912,216
#*	MIND Technology, Inc.	20,902	21,320
	Murphy Oil Corp.	384,123	14,627,404
*	Nabors Industries Ltd.	22,079	3,413,855
	NACCO Industries, Inc., Class A	11,718	539,965
*	Natural Gas Services Group, Inc.	34,598	424,863
	New Fortress Energy, Inc.	26,688	1,034,961
*	Newpark Resources, Inc.	252,070	879,724
*	NexTier Oilfield Solutions, Inc.	448,041	4,941,892
#	Nordic American Tankers Ltd.	10,301	26,371
	NOV, Inc.	657,730	11,924,645
	Oasis Petroleum, Inc.	800	106,128
	Occidental Petroleum Corp.	1,281,270	70,585,164

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	250,908	$2,842,788
*	Oil States International, Inc.	146,957	993,429
	ONEOK, Inc.	497,674	31,517,694
*	Overseas Shipholding Group, Inc., Class A	297,712	619,241
#	Ovintiv, Inc.	49,564	2,537,181
*	Par Pacific Holdings, Inc.	131,086	1,923,032
	Patterson-UTI Energy, Inc.	393,711	6,472,609
*	PBF Energy, Inc., Class A	298,441	8,672,696
	PDC Energy, Inc.	276,995	19,317,631
*	Peabody Energy Corp.	290,603	6,579,252
	Phillips 66	262,444	22,769,641
#	PHX Minerals, Inc.	2,371	8,322
	Pioneer Natural Resources Co.	148,679	34,563,407
*	PrimeEnergy Resources Corp.	3,139	244,842
*	ProPetro Holding Corp.	275,423	3,894,481
*	Range Resources Corp.	704,611	21,096,053
#*	Ranger Energy Services, Inc.	17,872	180,865
*	Ranger Oil Corp., Class A	38,492	1,225,970
*	Renewable Energy Group, Inc.	108,709	6,637,772
*	REX American Resources Corp.	14,981	1,267,842
#*	RPC, Inc.	342,480	3,541,243
*	SandRidge Energy, Inc.	46,447	862,521
	Schlumberger NV	730,852	28,510,537
	Scorpio Tankers, Inc.	139,397	3,447,288
#*	SEACOR Marine Holdings, Inc.	85,466	615,355
*	Select Energy Services, Inc., Class A	233,195	1,809,593
	SFL Corp. Ltd.	348,685	3,458,955
#*	SilverBow Resources, Inc.	21,037	769,954
	SM Energy Co.	185,652	6,596,216
#*	Smart Sand, Inc.	51,796	225,313
	Solaris Oilfield Infrastructure, Inc., Class A	81,121	912,611
#*	Southwestern Energy Co.	1,699,754	12,748,155
*	Talos Energy, Inc.	138,909	2,523,977
	Targa Resources Corp.	414,652	30,439,603
*	TechnipFMC PLC	715,024	4,947,966
*	Teekay Corp.	163,206	528,787
*	Teekay Tankers Ltd., Class A	90,656	1,451,403
*	TETRA Technologies, Inc.	61,518	226,386
#	Texas Pacific Land Corp.	4,409	6,025,339
*	Tidewater, Inc.	102,784	2,051,569
*	Transocean Ltd.	207,914	781,757
*	U.S. Silica Holdings, Inc.	187,416	3,482,189
	Valero Energy Corp.	367,416	40,959,536
*	Weatherford International PLC	5,740	185,287
	Whiting Petroleum Corp.	31,960	2,334,678
	Williams Cos., Inc.	1,015,944	34,836,720
	World Fuel Services Corp.	175,133	4,241,721

TOTAL ENERGY			1,549,478,328

FINANCIALS — (13.8%)
	1st Source Corp.	73,157	3,165,503
	ACNB Corp.	20,654	706,986
	Affiliated Managers Group, Inc.	75,159	9,437,716
*	Affinity Bancshares, Inc.	7,887	121,460
	Aflac, Inc.	427,496	24,486,971
*	Alleghany Corp.	20,575	17,210,987
	Allegiance Bancshares, Inc.	48,406	1,977,869
	Allstate Corp.	380,303	48,123,542
	Ally Financial, Inc.	643,804	25,726,408

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	A-Mark Precious Metals, Inc.	17,533	$1,381,600
*	Ambac Financial Group, Inc.	64,306	497,085
	American Equity Investment Life Holding Co.	227,817	8,593,257
	American Express Co.	617,346	107,856,520
	American Financial Group, Inc.	167,502	23,195,677
	American International Group, Inc.	481,742	28,186,724
	American National Bankshares, Inc.	26,536	921,861
	American National Group, Inc.	41,833	7,890,122
	Ameriprise Financial, Inc.	145,063	38,512,776
	Ameris Bancorp.	201,627	8,407,846
	AMERISAFE, Inc.	58,101	2,692,981
	AmeriServ Financial, Inc.	18,864	74,890
#	Ames National Corp.	21,956	513,770
	Aon PLC, Class A	219,578	63,236,268
	Apollo Global Management, Inc.	244,690	12,175,774
*	Arch Capital Group Ltd.	457,069	20,874,341
#	Ares Management Corp., Class A	72,067	4,772,277
	Argo Group International Holdings Ltd.	89,352	3,824,266
	Arrow Financial Corp.	43,095	1,348,874
	Arthur J Gallagher & Co.	155,115	26,135,326
#	Artisan Partners Asset Management, Inc., Class A	152,903	4,914,302
	Associated Banc-Corp.	338,868	6,760,417
#	Associated Capital Group, Inc., Class A	6,655	263,538
	Assurant, Inc.	119,482	21,731,386
	Assured Guaranty Ltd.	194,273	10,714,156
	Atlantic American Corp.	17,563	53,567
	Atlantic Union Bankshares Corp.	208,582	7,045,900
#*	Atlanticus Holdings Corp.	36,049	1,551,549
	Auburn National BanCorp, Inc.	5,123	156,456
	Axis Capital Holdings Ltd.	186,997	10,720,538
*	Axos Financial, Inc.	164,349	6,225,540
	Banc of California, Inc.	161,667	2,916,473
#	BancFirst Corp.	85,674	7,003,849
*	Bancorp, Inc.	188,264	4,271,710
	Bank of America Corp.	3,352,939	119,632,864
	Bank of Hawaii Corp.	108,068	8,033,775
	Bank of Marin Bancorp	38,351	1,198,852
	Bank of New York Mellon Corp.	389,555	16,384,683
	Bank of NT Butterfield & Son Ltd.	147,963	4,739,255
#	Bank of Princeton	15,499	465,280
#	Bank of South Carolina Corp.	10,128	180,886
	Bank of the James Financial Group, Inc.	8,408	127,802
	Bank OZK	282,555	10,855,763
	BankFinancial Corp.	41,987	428,687
#	BankUnited, Inc.	253,844	9,529,304
	Bankwell Financial Group, Inc.	15,051	511,734
	Banner Corp.	83,217	4,468,753
	Bar Harbor Bankshares	36,327	948,498
	Baycom Corp.	12,706	287,791
	BCB Bancorp, Inc.	42,624	803,036
*	Berkshire Hathaway, Inc., Class B	840,748	271,418,677
#	Berkshire Hills Bancorp, Inc.	122,741	3,036,612
	BGC Partners, Inc., Class A	757,773	2,750,716
	BlackRock, Inc.	82,921	51,799,090
	Blackstone, Inc.	108,362	11,006,328
*	Blucora, Inc.	75,507	1,529,017
	BOK Financial Corp.	128,635	10,667,701
*	Bridgewater Bancshares, Inc.	38,692	619,846
*	Brighthouse Financial, Inc.	52,344	2,688,388

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	BrightSphere Investment Group, Inc.	115,744	$2,319,510
	Brookline Bancorp, Inc.	251,461	3,636,126
	Brown & Brown, Inc.	346,735	21,490,635
	Business First Bancshares, Inc.	2,673	59,234
	Byline Bancorp, Inc.	9,550	224,043
	C&F Financial Corp.	9,438	488,888
	Cadence Bank.	468,029	11,719,446
»	California First Leasing Corp.	4,858	87,930
	Cambridge Bancorp	6,983	570,581
	Camden National Corp.	46,551	2,083,157
*	Cannae Holdings, Inc.	219,986	4,927,686
	Capital City Bank Group, Inc.	40,730	1,043,095
	Capital One Financial Corp.	259,884	32,386,744
	Capitol Federal Financial, Inc.	449,698	4,330,592
	Capstar Financial Holdings, Inc.	52,453	1,056,928
	Cathay General Bancorp	191,815	7,689,863
	Cboe Global Markets, Inc.	76,244	8,614,047
#	CBTX, Inc.	34,416	981,544
#*»	CCUR Holdings, Inc.	4	26,500
	Central Pacific Financial Corp.	56,777	1,372,868
	Central Valley Community Bancorp	24,647	475,934
#	CF Bankshares, Inc.	6,476	136,773
	Charles Schwab Corp.	460,262	30,529,178
	Chemung Financial Corp.	10,517	499,347
	Chubb Ltd.	224,710	46,391,379
	Cincinnati Financial Corp.	188,721	23,148,518
	Citigroup, Inc.	998,090	48,117,919
	Citizens & Northern Corp.	25,465	596,136
	Citizens Community Bancorp, Inc.	24,520	321,457
	Citizens Financial Group, Inc.	582,265	22,941,241
	Citizens Holding Co.	5,685	105,173
#*	Citizens, Inc.	80,221	239,861
	City Holding Co.	39,096	3,025,248
	Civista Bancshares, Inc.	35,622	741,650
	CME Group, Inc.	130,742	28,676,950
	CNA Financial Corp.	112,247	5,324,998
	CNB Financial Corp.	40,786	1,013,532
	CNO Financial Group, Inc.	170,411	4,113,722
*	Coastal Financial Corp.	12,903	529,539
	Codorus Valley Bancorp, Inc.	25,045	598,576
	Cohen & Steers, Inc.	131,992	10,254,458
#*	Coinbase Global, Inc., Class A	15,014	1,692,228
	Colony Bankcorp, Inc.	20,874	357,780
	Columbia Banking System, Inc.	201,099	5,646,860
*	Columbia Financial, Inc.	80,139	1,518,634
	Comerica, Inc.	255,711	20,942,731
#	Commerce Bancshares, Inc.	258,309	17,660,586
	Community Bank System, Inc.	149,412	9,622,133
	Community Financial Corp.	15,436	631,950
	Community Trust Bancorp, Inc.	45,101	1,795,471
	Community West Bancshares.	17,906	255,877
	ConnectOne Bancorp, Inc.	104,657	2,915,744
*	Consumer Portfolio Services, Inc.	175,197	1,997,246
	Cowen, Inc., Class A	61,407	1,403,150
	Crawford & Co., Class A	87,761	684,536
	Crawford & Co., Class B	71,397	526,196
#*	Credit Acceptance Corp.	55,438	28,411,975
	Cullen/Frost Bankers, Inc.	113,352	14,995,336
*	Customers Bancorp, Inc.	95,711	4,026,562

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CVB Financial Corp.	371,695	$8,556,419
	Diamond Hill Investment Group, Inc.	13,525	2,277,204
	Dime Community Bancshares, Inc.	139,043	4,371,512
	Discover Financial Services	389,048	43,752,338
	Donegal Group, Inc., Class A	64,223	868,937
	Donegal Group, Inc., Class B	5,678	75,745
*	Donnelley Financial Solutions, Inc.	98,704	2,889,066
	Eagle Bancorp Montana, Inc.	17,152	348,186
	Eagle Bancorp, Inc.	93,270	4,696,144
	East West Bancorp, Inc.	257,210	18,339,073
*	eHealth, Inc.	61,247	493,038
#*	Elevate Credit, Inc.	56,257	166,521
	Emclaire Financial Corp.	2,399	85,524
	Employers Holdings, Inc.	68,332	2,688,181
#*	Encore Capital Group, Inc.	75,381	4,357,776
*	Enova International, Inc.	130,591	4,884,103
*	Enstar Group Ltd.	32,385	7,634,764
	Enterprise Bancorp, Inc.	18,776	637,445
	Enterprise Financial Services Corp.	97,648	4,313,112
	Equitable Holdings, Inc.	379,039	10,927,694
	Equity Bancshares, Inc., Class A	40,149	1,225,749
	Erie Indemnity Co., Class A	58,701	9,408,596
*	Esquire Financial Holdings, Inc.	17,523	630,828
	ESSA Bancorp, Inc.	19,001	326,817
	Essent Group Ltd.	178,380	7,229,741
	Evans Bancorp, Inc.	13,748	524,074
	Evercore, Inc., Class A	111,649	11,806,882
	Everest Re Group Ltd.	57,189	15,710,390
*	EZCORP, Inc., Class A	255,528	1,788,696
	FactSet Research Systems, Inc.	59,380	23,959,236
	Farmers & Merchants Bancorp, Inc.	8,932	341,649
	Farmers National Banc Corp.	51,416	787,693
	FB Financial Corp.	139,020	5,356,441
	Federal Agricultural Mortgage Corp., Class A	2,460	243,540
	Federal Agricultural Mortgage Corp., Class C	26,328	2,696,777
	Federated Hermes, Inc.	265,579	7,563,690
*	FedNat Holding Co.	42,906	22,732
*	FFBW, Inc.	15,405	183,628
#*	FG Financial Group, Inc.	8,932	28,895
#	Fidelity D&D Bancorp, Inc.	5,497	204,323
	Fidelity National Financial, Inc.	416,952	16,603,029
	Fifth Third Bancorp	780,570	29,294,792
	Financial Institutions, Inc.	49,837	1,387,462
	First American Financial Corp.	308,149	17,968,168
	First BanCorp	714,381	9,722,725
	First BanCorp	109,334	4,095,652
	First Bancorp, Inc.	28,285	796,223
	First Bancshares, Inc.	29,331	944,165
	First Bank	36,002	513,389
	First Busey Corp.	141,151	3,171,663
	First Business Financial Services, Inc.	19,875	689,066
	First Capital, Inc.	6,938	256,637
	First Citizens BancShares, Inc., Class A	33,389	21,348,259
	First Commonwealth Financial Corp.	289,300	3,899,764
	First Community Bankshares, Inc.	47,059	1,253,181
	First Community Corp.	19,898	394,378
	First Financial Bancorp	232,813	4,761,026
#	First Financial Bankshares, Inc.	268,216	10,723,276
	First Financial Corp.	23,250	990,915

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Financial Northwest, Inc.	22,460	$384,066
	First Foundation, Inc.	135,512	3,011,077
	First Guaranty Bancshares, Inc.	6,919	159,137
	First Hawaiian, Inc.	20,596	486,272
	First Horizon Corp.	1,308,440	29,282,887
	First Internet Bancorp	23,535	905,862
	First Interstate BancSystem, Inc., Class A	238,948	7,770,589
	First Merchants Corp.	169,801	6,654,501
	First Mid Bancshares, Inc.	33,744	1,216,134
#	First National Corp.	4,411	93,204
	First Northwest Bancorp	27,220	570,803
	First of Long Island Corp.	57,058	957,433
	First Republic Bank	146,675	21,886,843
#	First Savings Financial Group, Inc.	10,533	262,693
	First U.S. Bancshares, Inc.	11,301	130,979
	First United Corp.	18,660	418,171
#*	First Western Financial, Inc.	5,714	187,533
#	FirstCash Holdings, Inc.	104,652	8,349,137
	Flagstar Bancorp, Inc.	131,022	4,625,077
	Flushing Financial Corp.	77,621	1,668,852
	FNB Corp.	855,788	9,858,678
	Franklin Financial Services Corp.	2,735	88,669
	Franklin Resources, Inc.	285,638	7,023,838
	FS Bancorp, Inc.	25,306	743,743
	Fulton Financial Corp.	389,814	5,913,478
*	FVCBankcorp, Inc.	7,445	153,814
	GAMCO Investors, Inc., Class A	31,662	632,290
*	Genworth Financial, Inc., Class A	715,120	2,653,095
#	German American Bancorp, Inc.	79,577	2,793,153
	Glacier Bancorp, Inc.	250,107	11,444,896
#	Glen Burnie Bancorp.	793	10,341
	Global Indemnity Group LLC, Class A	35,994	933,684
	Globe Life, Inc.	159,563	15,649,939
	Goldman Sachs Group, Inc.	189,761	57,970,088
	Great Southern Bancorp, Inc.	36,452	2,068,286
*	Green Dot Corp., Class A	132,386	3,505,581
	Greene County Bancorp, Inc.	1,937	101,131
	Greenhill & Co., Inc.	39,752	481,397
*	Greenlight Capital Re Ltd., Class A	68,485	471,177
	Guaranty Bancshares, Inc.	23,127	795,569
*	Hallmark Financial Services, Inc.	79,845	267,481
#	Hamilton Lane, Inc., Class A	46,666	3,200,354
	Hancock Whitney Corp.	226,032	10,571,517
	Hanmi Financial Corp.	106,232	2,459,271
	Hanover Insurance Group, Inc.	95,739	14,056,400
	HarborOne Bancorp, Inc.	93,608	1,253,411
	Hartford Financial Services Group, Inc.	503,807	35,231,224
	Hawthorn Bancshares, Inc.	17,843	466,416
	HCI Group, Inc.	32,040	2,053,444
	Heartland Financial USA, Inc.	105,977	4,638,613
#	Hennessy Advisors, Inc.	19,696	195,975
	Heritage Commerce Corp.	143,853	1,615,469
	Heritage Financial Corp.	86,202	2,087,812
	Heritage Insurance Holdings, Inc.	95,790	408,065
	Hilltop Holdings, Inc.	296,569	7,559,544
	Hingham Institution For Savings	5,536	1,788,516
	HMN Financial, Inc.	11,368	274,878
	Home Bancorp, Inc.	19,761	757,439
	Home BancShares, Inc.	415,260	8,977,921

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Home Federal Bancorp Inc.of Louisiana	5,228	$108,429
	HomeStreet, Inc.	57,218	2,322,479
	HomeTrust Bancshares, Inc.	14,545	393,151
	Hope Bancorp, Inc.	339,148	4,849,816
	Horace Mann Educators Corp.	99,530	3,966,271
	Horizon Bancorp, Inc.	112,389	1,964,560
	Houlihan Lokey, Inc.	98,343	8,190,988
	Huntington Bancshares, Inc.	1,813,776	23,851,154
*	HV Bancorp, Inc.	1,600	35,520
*	ICC Holdings, Inc.	4,514	76,964
	IF Bancorp, Inc.	6,461	156,227
	Independent Bank Corp.	121,719	9,391,838
	Independent Bank Corp.	57,752	1,140,024
	Independent Bank Group, Inc.	116,438	7,894,496
	Interactive Brokers Group, Inc., Class A	48,222	2,872,102
	Intercontinental Exchange, Inc.	244,598	28,326,894
	International Bancshares Corp.	202,040	8,039,172
	Invesco Ltd.	599,951	11,027,099
	Investar Holding Corp.	26,149	515,135
	Investors Title Co.	5,686	1,066,978
	James River Group Holdings Ltd.	118,333	2,805,675
#	Janus Henderson Group PLC	257,303	7,842,595
	Jefferies Financial Group, Inc.	486,320	14,959,203
	JPMorgan Chase & Co.	1,979,363	236,256,768
	Kearny Financial Corp.	222,528	2,639,182
	Kemper Corp.	165,791	7,652,913
	Kentucky First Federal Bancorp	16,790	122,567
	KeyCorp	1,039,211	20,067,164
	Kingstone Cos., Inc.	26,663	112,251
	Kinsale Capital Group, Inc.	24,672	5,469,536
	KKR & Co., Inc.	280,744	14,309,522
	Lake Shore Bancorp, Inc.	8,295	123,596
	Lakeland Bancorp, Inc.	160,464	2,411,774
#	Lakeland Financial Corp.	73,806	5,374,553
	Landmark Bancorp, Inc.	12,461	318,379
	Lazard Ltd., Class A	299,807	9,824,675
	LCNB Corp.	30,267	486,693
*	LendingClub Corp.	181,392	2,766,228
*	LendingTree, Inc.	7,865	624,638
	Limestone Bancorp, Inc.	14,697	315,251
	Lincoln National Corp.	253,699	15,259,995
#	Live Oak Bancshares, Inc.	114,349	4,840,393
	Loews Corp.	302,222	18,991,630
	LPL Financial Holdings, Inc.	261,625	49,151,489
	Luther Burbank Corp.	6,429	85,313
	M&T Bank Corp.	231,155	38,519,669
	Macatawa Bank Corp.	96,432	843,780
	Magyar Bancorp, Inc.	10,243	122,711
#*	Maiden Holdings Ltd.	216,792	481,278
	MainStreet Bancshares, Inc.	3,548	90,793
*	Malvern Bancorp, Inc.	21,444	344,820
	Manning & Napier, Inc.	37,193	474,955
*	Markel Corp.	14,157	19,158,385
	MarketAxess Holdings, Inc.	36,476	9,615,438
	Marsh & McLennan Cos., Inc.	278,297	45,000,625
#*	MBIA, Inc.	460,050	5,539,002
	Mercantile Bank Corp.	39,357	1,235,810
	Merchants Bancorp	5,262	123,762
#	Mercury General Corp.	145,686	7,346,945

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Meridian Corp.	4,438	$139,353
	Meta Financial Group, Inc.	128,221	5,596,847
	MetLife, Inc.	350,736	23,036,340
*	Metropolitan Bank Holding Corp.	10,356	922,202
	MGIC Investment Corp.	277,958	3,630,131
	Mid Penn Bancorp, Inc.	5,767	148,962
	Middlefield Banc Corp.	15,418	407,035
	Midland States Bancorp, Inc.	50,496	1,331,075
	MidWestOne Financial Group, Inc.	27,498	821,640
#	Moelis & Co., Class A	94,885	4,199,610
	Moody’s Corp.	113,811	36,018,905
	Morgan Stanley	939,887	75,745,493
	Morningstar, Inc.	84,700	21,448,581
*	Mr Cooper Group, Inc.	52,741	2,371,763
	MSCI, Inc.,Class A.	25,759	10,850,979
	MVB Financial Corp.	27,926	1,118,716
	Nasdaq, Inc.	196,407	30,908,570
	National Bank Holdings Corp., Class A	90,788	3,314,670
	National Bankshares, Inc.	7,777	267,529
	National Security Group, Inc.	2,402	39,273
	National Western Life Group, Inc., Class A	11,616	2,308,796
	Navient Corp.	510,368	8,109,748
	NBT Bancorp, Inc.	136,557	4,806,806
	Nelnet, Inc., Class A	93,672	7,687,661
#	New York Community Bancorp, Inc.	689,481	6,370,804
*	NI Holdings, Inc.	24,329	385,615
*	Nicholas Financial, Inc.	18,462	187,020
*	Nicolet Bankshares, Inc.	32,862	2,674,310
*	NMI Holdings, Inc., Class A	207,959	3,822,286
	Northeast Bank	24,203	905,676
	Northern Trust Corp.	238,095	24,535,690
	Northfield Bancorp, Inc.	136,701	1,789,416
	Northrim BanCorp, Inc.	16,807	673,456
	Northwest Bancshares, Inc.	323,458	4,101,447
	Norwood Financial Corp.	10,571	296,199
#	Oak Valley Bancorp	15,008	262,340
	OceanFirst Financial Corp.	151,741	2,842,109
#	Oconee Federal Financial Corp.	2,225	56,626
*	Ocwen Financial Corp.	1,835	38,168
	OFG Bancorp	146,742	3,900,402
	Ohio Valley Banc Corp.	8,757	267,001
	Old National Bancorp	753,930	11,429,579
#	Old Point Financial Corp.	7,052	183,281
	Old Republic International Corp.	628,536	13,834,077
	Old Second Bancorp, Inc.	13,666	188,181
	OneMain Holdings, Inc.	416,174	19,114,872
*	Open Lending Corp., Class A	1,209	16,491
	Oppenheimer Holdings, Inc., Class A	16,285	524,703
	Origin Bancorp, Inc.	23,289	877,530
	Orrstown Financial Services, Inc.	28,231	665,687
	Pacific Premier Bancorp, Inc.	266,404	8,354,429
	PacWest Bancorp	193,140	6,352,375
*	Palomar Holdings, Inc.	3,188	173,587
#	Park National Corp.	41,386	4,877,340
	Parke Bancorp, Inc.	27,897	671,202
	Pathfinder Bancorp, Inc.	8,118	165,039
#*	Patriot National Bancorp, Inc.	5,433	85,244
#	PCB Bancorp	22,984	490,708
	PCSB Financial Corp.	36,841	674,927

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Peapack-Gladstone Financial Corp.	57,003	$1,766,523
	Penns Woods Bancorp, Inc.	18,588	434,959
	Peoples Bancorp of North Carolina, Inc.	12,220	333,484
	Peoples Bancorp, Inc.	69,426	1,903,661
	Peoples Financial Services Corp.	8,101	402,134
	Pinnacle Financial Partners, Inc.	156,641	12,147,510
#	Piper Sandler Cos	47,791	5,495,009
	PJT Partners, Inc., Class A	32,020	2,113,000
#	Plumas Bancorp.	13,751	484,035
	PNC Financial Services Group, Inc.	200,864	33,363,510
*	Ponce Financial Group, Inc.	60,279	626,902
	Popular, Inc.	209,318	16,324,711
*	PRA Group, Inc.	109,231	4,590,979
	Preferred Bank	47,770	3,206,322
	Premier Financial Corp.	102,494	2,720,191
	Primerica, Inc.	149,337	19,348,102
	Primis Financial Corp.	59,841	816,830
	Principal Financial Group, Inc.	289,869	19,751,674
	ProAssurance Corp.	128,826	3,165,255
*	PROG Holdings, Inc.	181,144	4,794,882
	Progressive Corp.	355,649	38,182,477
	Prosperity Bancshares, Inc.	189,642	12,398,794
	Provident Bancorp, Inc.	43,546	693,252
	Provident Financial Holdings, Inc.	18,377	279,147
	Provident Financial Services, Inc.	196,552	4,349,696
	Prudential Bancorp, Inc.	22,902	355,439
	Prudential Financial, Inc.	255,959	27,774,111
	Pzena Investment Management, Inc., Class A	7,981	50,200
	QCR Holdings, Inc.	45,773	2,485,016
	Radian Group, Inc.	195,407	4,179,756
	Randolph Bancorp, Inc.	14,267	375,793
	Raymond James Financial, Inc.	252,801	24,637,985
	RBB Bancorp	23,880	510,793
	Regional Management Corp.	33,931	1,460,730
	Regions Financial Corp.	1,012,946	20,988,241
	Reinsurance Group of America, Inc.	94,766	10,170,287
	RenaissanceRe Holdings Ltd.	85,190	12,226,469
	Renasant Corp.	139,847	4,166,042
	Republic Bancorp, Inc., Class A	43,711	1,821,874
#*	Republic First Bancorp, Inc.	146,531	613,965
	Riverview Bancorp, Inc.	55,458	390,424
	RLI Corp.	99,196	11,385,717
	Rocket Cos., Inc., Class A	124,623	1,102,914
	S&P Global, Inc.	129,414	48,724,371
	S&T Bancorp, Inc.	107,626	3,041,511
*	Safeguard Scientifics, Inc.	52,212	215,636
	Safety Insurance Group, Inc.	43,285	3,724,241
	Salisbury Bancorp, Inc.	7,079	376,603
	Sandy Spring Bancorp, Inc.	115,455	4,533,918
	SB Financial Group, Inc.	18,347	348,593
	Seacoast Banking Corp. of Florida	71,438	2,321,735
*	Security National Financial Corp., Class A	38,871	387,544
	SEI Investments Co.	277,051	15,437,282
	Selective Insurance Group, Inc.	167,611	13,804,442
#	ServisFirst Bancshares, Inc.	135,057	10,847,778
	Shore Bancshares, Inc.	48,711	980,552
	Sierra Bancorp	56,383	1,226,330
	Signature Bank	75,773	18,356,009
	Silvercrest Asset Management Group, Inc., Class A	27,562	572,738

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	288,676	$6,890,696
*	SiriusPoint Ltd.	315,513	1,981,422
	SLM Corp.	1,050,366	17,572,623
	SmartFinancial, Inc.	22,886	561,165
	Sound Financial Bancorp, Inc.	5,599	212,706
	South State Corp.	203,054	15,724,502
*	Southern First Bancshares, Inc.	22,117	1,010,747
	Southern Missouri Bancorp, Inc.	15,829	667,984
	Southside Bancshares, Inc.	105,817	4,146,968
	State Street Corp.	310,280	20,779,452
#*	Sterling Bancorp, Inc.	22,217	151,742
	Stewart Information Services Corp.	78,705	4,061,178
	Stifel Financial Corp.	208,668	12,906,116
#	Stock Yards Bancorp, Inc.	59,637	3,117,822
*	StoneX Group, Inc.	46,863	3,176,374
	Summit Financial Group, Inc.	17,934	488,702
	Summit State Bank	14,814	235,320
*	SVB Financial Group	64,740	31,569,814
	Synchrony Financial	927,351	34,135,790
	Synovus Financial Corp.	379,709	15,773,112
	T Rowe Price Group, Inc.	209,783	25,811,700
	Territorial Bancorp, Inc.	24,002	545,085
*	Texas Capital Bancshares, Inc.	126,929	6,519,073
#	TFS Financial Corp.	316,921	4,750,646
	Timberland Bancorp, Inc.	20,578	543,465
	Tiptree, Inc.	128,893	1,499,026
#	Tompkins Financial Corp.	39,573	2,888,829
	Towne Bank	226,260	6,237,988
	Tradeweb Markets, Inc., Class A	6,193	440,880
	Travelers Cos., Inc.	304,649	52,113,258
	TriCo Bancshares	97,972	3,678,849
*	TriState Capital Holdings, Inc.	78,072	2,358,555
*	Triumph Bancorp, Inc.	89,285	6,199,950
	Truist Financial Corp.	625,854	30,260,041
#*	Trupanion, Inc.	1,537	97,784
	TrustCo Bank Corp. NY	49,603	1,545,133
	Trustmark Corp.	178,638	4,980,427
	U.S. Bancorp	909,248	44,153,083
	UMB Financial Corp.	116,592	10,514,267
	Umpqua Holdings Corp.	547,964	9,063,325
*	Unico American Corp.	5,450	15,860
	Union Bankshares, Inc.	2,439	74,390
#	United Bancorp, Inc.	11,080	186,476
	United Bancshares, Inc.	6,375	216,049
	United Bankshares, Inc.	342,448	11,389,820
	United Community Banks, Inc.	240,321	7,243,275
	United Fire Group, Inc.	76,239	2,233,040
#	United Insurance Holdings Corp.	130,769	299,461
	United Security Bancshares	42,847	344,061
	Unity Bancorp, Inc.	24,920	718,942
	Universal Insurance Holdings, Inc.	125,081	1,571,017
	Univest Financial Corp.	85,860	2,163,672
	Unum Group	324,774	9,912,102
#	Valley National Bancorp	865,224	10,365,384
#	Value Line, Inc.	11,063	724,295
	Veritex Holdings, Inc.	91,340	3,000,519
#	Victory Capital Holdings, Inc., Class A	8,635	233,059
	Virtu Financial, Inc., Class A	218,126	6,299,479
#	Virtus Investment Partners, Inc.	23,333	4,133,674

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Voya Financial, Inc.	272,673	$17,216,573
	Walker & Dunlop, Inc.	110,689	13,256,115
	Washington Federal, Inc.	175,486	5,340,039
	Washington Trust Bancorp, Inc.	45,156	2,119,623
	Waterstone Financial, Inc.	88,635	1,423,478
	Webster Financial Corp.	461,502	23,070,485
	Wells Fargo & Co.	1,796,087	78,363,276
	WesBanco, Inc.	164,070	5,289,617
	West BanCorp, Inc.	53,638	1,340,950
#	Westamerica BanCorp.	64,359	3,792,032
	Western Alliance Bancorp	239,629	18,238,163
	Western New England Bancorp, Inc.	80,953	695,386
	Westwood Holdings Group, Inc.	21,421	345,521
	White Mountains Insurance Group Ltd.	7,435	7,792,029
	Willis Towers Watson PLC	101,246	21,753,716
	Wintrust Financial Corp.	150,048	13,102,191
#	WisdomTree Investments, Inc.	331,125	1,930,459
#*	World Acceptance Corp.	29,908	5,643,939
	WR Berkley Corp.	329,973	21,939,905
	WSFS Financial Corp.	176,837	7,085,859
#	WVS Financial Corp.	2,157	32,959
	Zions Bancorp NA	271,529	15,344,104

TOTAL FINANCIALS			4,399,675,599

HEALTH CARE — (11.8%)
#*	10X Genomics, Inc., Class A	3,100	148,056
#*	2seventy bio, Inc.	15,925	214,351
	Abbott Laboratories	620,994	70,482,819
	AbbVie, Inc.	1,169,550	171,783,504
*	ABIOMED, Inc.	33,375	9,564,607
*	Acadia Healthcare Co., Inc.	265,926	18,051,057
*	ACADIA Pharmaceuticals, Inc.	50,252	926,647
#*	Accuray, Inc.	79,188	210,640
#††^	Achillion Pharmaceuticals, Inc.	448,234	649,939
#*	Adaptive Biotechnologies Corp.	16,344	134,838
*	Addus HomeCare Corp.	31,656	2,667,968
#*	Adverum Biotechnologies, Inc.	151,916	162,550
#*	Aeglea BioTherapeutics, Inc.	65,850	94,824
	Agilent Technologies, Inc.	127,478	15,204,301
#*	Agios Pharmaceuticals, Inc.	39,300	863,421
#*	Albireo Pharma, Inc.	29,788	947,854
#*	Aldeyra Therapeutics, Inc.	50,371	154,639
*	AlerisLife, Inc.	204	430
*	Align Technology, Inc.	21,911	6,352,218
*	Alkermes PLC	116,216	3,352,832
*	Allscripts Healthcare Solutions, Inc.	336,013	6,942,029
*	Alnylam Pharmaceuticals, Inc.	21,324	2,845,261
#*	Alpine Immune Sciences, Inc.	19,427	178,728
#*	Amedisys, Inc.	67,149	8,571,570
*	American Shared Hospital Services	3,958	8,945
	AmerisourceBergen Corp.	188,916	28,581,102
	Amgen, Inc.	465,289	108,500,742
*	Amicus Therapeutics, Inc.	7,731	54,735
*	AMN Healthcare Services, Inc.	162,758	15,909,594
*	Amphastar Pharmaceuticals, Inc.	120,491	4,273,816
#*	AnaptysBio, Inc.	60,000	1,404,000
*	AngioDynamics, Inc.	120,664	2,539,977
#*	ANI Pharmaceuticals, Inc.	39,922	1,178,098
*	Anika Therapeutics, Inc.	34,330	739,125

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Anthem, Inc.	165,540	$83,089,492
#*	Apollo Medical Holdings, Inc.	1,300	47,424
*	Apyx Medical Corp.	71,717	270,373
*	Aravive, Inc.	28,295	38,764
#*	Arcus Biosciences, Inc.	5,850	141,629
*	Artivion, Inc.	84,102	1,706,430
#*	Atara Biotherapeutics, Inc.	136,874	870,519
*	AtriCure, Inc.	19,789	1,027,643
	Atrion Corp.	4,902	3,071,691
*	Avanos Medical, Inc.	129,097	3,764,469
#*	Avantor, Inc.	477,162	15,211,925
#*	AxoGen, Inc.	70,302	508,986
#*	Axonics, Inc.	11,400	590,748
	Azenta, Inc.	125,273	9,390,464
	Baxter International, Inc.	296,235	21,050,459
	Becton Dickinson & Co.	85,776	21,202,969
*	Biogen, Inc.	124,621	25,851,380
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,517	224,441
*	BioMarin Pharmaceutical, Inc.	91,526	7,445,640
*	Bio-Rad Laboratories, Inc., Class A	26,353	13,494,317
	Bio-Techne Corp.	32,108	12,191,087
*	Bioventus, Inc., Class A	1,485	17,865
#*	Bluebird Bio, Inc.	47,776	173,427
*	Blueprint Medicines Corp.	29,687	1,732,236
*	Boston Scientific Corp.	348,414	14,671,714
	Bristol-Myers Squibb Co.	1,487,212	111,942,447
*	Brookdale Senior Living, Inc.	462,190	2,856,334
	Bruker Corp.	267,925	15,403,008
*	Cara Therapeutics, Inc.	16,136	140,706
	Cardinal Health, Inc.	489,813	28,433,645
*	Cardiovascular Systems, Inc.	47,539	888,979
#*	CareDx, Inc.	18,015	548,377
*	Catalent, Inc.	191,872	17,375,928
*	Catalyst Pharmaceuticals, Inc.	81,892	624,017
*	Celldex Therapeutics, Inc.	70,854	2,164,590
*	Centene Corp.	375,289	30,229,529
	Cerner Corp.	369,523	34,602,134
*	Change Healthcare, Inc.	312,164	7,354,584
*	Charles River Laboratories International, Inc.	60,976	14,726,314
	Chemed Corp.	40,979	20,136,671
#*	ChemoCentryx, Inc.	16,807	310,257
#*	Chimerix, Inc.	189,397	833,347
	Cigna Corp.	249,677	61,615,290
*	Codexis, Inc.	3,161	38,027
#*	Collegium Pharmaceutical, Inc.	38,512	620,043
*	Community Health Systems, Inc.	187,097	1,435,034
*	Computer Programs & Systems, Inc.	35,295	1,126,616
*	Concert Pharmaceuticals, Inc.	73,255	228,556
#	CONMED Corp.	58,634	7,795,977
#††^	Contra Aduro Biotech, Inc.	19,543	41,627
*»	Contra Clementia Pharm, Inc.	1,000	0
*††^	Contra Pfenex, Inc.	44,829	0
#»	Contra Zogenix, Inc.	65,323	44,420
	Cooper Cos., Inc.	41,817	15,097,610
*	Corcept Therapeutics, Inc.	180,148	3,874,983
*	CorVel Corp.	59,204	9,181,356
#*	Corvus Pharmaceuticals, Inc.	39,229	51,390
*	Covetrus, Inc.	113,808	1,570,550
#*	CRISPR Therapeutics AG	32,697	1,622,425

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Cross Country Healthcare, Inc.	112,414	$2,106,638
#*	Cue Biopharma, Inc.	104,535	413,959
*	Cumberland Pharmaceuticals, Inc.	37,326	87,716
*	Cutera, Inc.	12,065	655,250
	CVS Health Corp.	829,846	79,773,096
#*	Cymabay Therapeutics, Inc.	126,914	288,095
#*	CytomX Therapeutics, Inc.	75,485	129,079
	Danaher Corp.	251,761	63,224,740
*	DaVita, Inc.	282,677	30,633,706
*	Denali Therapeutics, Inc.	105,478	2,510,376
	DENTSPLY SIRONA, Inc.	218,160	8,724,218
*	DexCom, Inc.	11,027	4,505,412
*	Eagle Pharmaceuticals, Inc.	15,705	693,062
#*	Editas Medicine, Inc.	2,974	39,376
*	Edwards Lifesciences Corp.	102,426	10,834,622
*	Elanco Animal Health, Inc.	337,955	8,553,641
*††^	Elanco Animal Health, Inc.	131,780	0
*	Electromed, Inc.	13,044	165,267
	Eli Lilly & Co.	538,596	157,340,049
#*	Embecta Corp.	17,155	522,027
*	Emergent BioSolutions, Inc.	78,653	2,546,784
*	Enanta Pharmaceuticals, Inc.	46,358	2,985,455
	Encompass Health Corp.	293,851	20,225,764
#*	Endo International PLC	305,029	610,058
#*	Enochian Biosciences, Inc.	36,985	284,415
*	Enovis Corp.	91,490	5,934,956
	Ensign Group, Inc.	168,474	13,533,516
#*	Envista Holdings Corp.	196,246	7,775,267
#*	Enzo Biochem, Inc.	103,745	264,550
*	Evolent Health, Inc., Class A	196,347	5,403,469
#*	Exact Sciences Corp.	63,961	3,521,053
*	Exelixis, Inc.	456,537	10,199,037
#*	Fate Therapeutics, Inc.	35,189	1,004,998
#*	FibroGen, Inc.	49,023	455,914
*	FONAR Corp.	17,120	305,592
#*	G1 Therapeutics, Inc.	137,033	704,350
	Gilead Sciences, Inc.	912,518	54,148,818
*	Glaukos Corp.	13,379	632,693
#*	Global Blood Therapeutics, Inc.	66,950	2,055,365
*	Globus Medical, Inc., Class A	148,608	9,840,822
*	Great Elm Group, Inc.	61,827	91,504
#*	Guardant Health, Inc.	23,733	1,464,326
*	Haemonetics Corp.	109,830	5,565,086
#*	Halozyme Therapeutics, Inc.	49,953	1,993,125
*	Hanger, Inc.	73,585	1,209,737
#*	Harmony Biosciences Holdings, Inc.	2,603	117,239
*	Harvard Bioscience, Inc.	104,293	544,409
	HCA Healthcare, Inc.	72,477	15,549,940
#*	Health Catalyst, Inc.	926	15,409
#*	HealthEquity, Inc.	43,739	2,725,814
*	HealthStream, Inc.	75,703	1,445,927
*	Henry Schein, Inc.	175,487	14,231,996
#*	Heron Therapeutics, Inc.	22,446	101,456
*	Heska Corp.	13,101	1,439,014
*	Hologic, Inc.	394,615	28,408,334
*	Horizon Therapeutics PLC	227,387	22,411,263
	Humana, Inc.	80,713	35,881,771
#*	ICU Medical, Inc.	41,541	8,889,359
*	IDEXX Laboratories, Inc.	70,833	30,492,190

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Illumina, Inc.	17,609	$5,223,710
*	ImmuCell Corp.	6,242	60,797
*	Incyte Corp.	61,966	4,644,971
#*	InfuSystem Holdings, Inc.	40,643	322,299
#*	Innoviva, Inc.	204,485	3,488,514
*	Inogen, Inc.	52,269	1,321,360
*	Insmed, Inc.	2,434	53,475
#*	Insulet Corp.	8,002	1,912,398
*	Integer Holdings Corp.	79,656	5,987,742
#*	Integra LifeSciences Holdings Corp.	157,654	9,642,119
*	Intellia Therapeutics, Inc.	124,669	6,112,521
*	Intra-Cellular Therapies, Inc.	147,126	7,446,047
#*	IntriCon Corp.	22,660	544,067
*	Intuitive Surgical, Inc.	63,150	15,111,795
#*	Invacare Corp.	81,904	135,961
#*	Ionis Pharmaceuticals, Inc.	75,712	2,783,173
*	Iovance Biotherapeutics, Inc.	47,292	716,474
*	IQVIA Holdings, Inc.	110,810	24,155,472
#	iRadimed Corp.	2,040	67,136
#*	IRIDEX Corp.	15,940	61,050
#*	Ironwood Pharmaceuticals, Inc.	129,702	1,556,424
*	IVERIC bio, Inc.	62,378	863,935
*	Jazz Pharmaceuticals PLC	85,223	13,654,429
	Johnson & Johnson	1,911,882	345,018,226
#*	Joint Corp.	14,513	442,937
*	Jounce Therapeutics, Inc.	95,220	504,666
#*	KalVista Pharmaceuticals, Inc.	3,291	41,894
*	Karuna Therapeutics, Inc.	2,337	260,482
*	Kewaunee Scientific Corp.	6,314	90,038
#*	Kiniksa Pharmaceuticals Ltd., Class A	23,728	221,382
*	Krystal Biotech, Inc.	4,200	254,562
#*	Kura Oncology, Inc.	78,799	1,130,766
#*	Kymera Therapeutics, Inc.	5,689	178,350
*	Laboratory Corp. of America Holdings	125,960	30,265,669
*	Lantheus Holdings, Inc.	147,478	9,794,014
#	LeMaitre Vascular, Inc.	45,634	1,971,845
*	LENSAR, Inc.	35,748	260,603
*	LHC Group, Inc.	70,958	11,768,384
*	Ligand Pharmaceuticals, Inc.	36,347	3,375,182
#*	LivaNova PLC	114,567	8,782,706
#*	Lumos Pharma, Inc.	2,606	22,359
#*	MacroGenics, Inc.	115,420	825,253
#*	Madrigal Pharmaceuticals, Inc.	30,682	2,147,740
*	Maravai LifeSciences Holdings, Inc., Class A	68,267	2,097,845
#*	Marinus Pharmaceuticals, Inc.	7,043	46,625
*	Masimo Corp.	49,872	5,634,040
	McKesson Corp.	127,517	39,480,538
*	MEDNAX, Inc.	196,727	3,643,384
*	Medpace Holdings, Inc.	64,490	8,613,929
	Medtronic PLC	420,257	43,858,021
	Merck & Co., Inc.	1,148,249	101,838,204
*	Meridian Bioscience, Inc.	108,174	2,768,173
*	Merit Medical Systems, Inc.	122,431	7,591,946
#*	Merrimack Pharmaceuticals, Inc.	34,774	201,689
*	Mersana Therapeutics, Inc.	44,631	155,316
*	Mettler-Toledo International, Inc.	25,652	32,771,200
*	Mirati Therapeutics, Inc.	32,564	2,012,130
*	Moderna, Inc.	101,840	13,688,314
*	ModivCare, Inc.	44,020	4,576,759

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Molecular Templates, Inc.	66,461	$112,984
*	Molina Healthcare, Inc.	138,951	43,554,191
#*	Morphic Holding, Inc.	1,750	53,043
*	Myriad Genetics, Inc.	218,988	4,489,254
#*	Natera, Inc.	7,189	252,478
	National HealthCare Corp.	36,892	2,510,870
	National Research Corp.	41,021	1,407,020
*	Natus Medical, Inc.	81,306	2,705,051
#*	Nektar Therapeutics	99,921	412,674
*	Neogen Corp.	138,026	3,643,886
#*	NeoGenomics, Inc.	126,762	1,197,901
*	Neurocrine Biosciences, Inc.	42,269	3,805,478
*	Nevro Corp.	8,408	518,690
*	NextGen Healthcare, Inc.	150,138	2,830,101
#*	Novocure Ltd.	16,434	1,258,516
*	NuVasive, Inc.	115,160	5,923,830
#*	Omnicell, Inc.	67,043	7,319,084
*	Opiant Pharmaceuticals, Inc.	5,178	103,353
#*	OPKO Health, Inc.	200,325	540,878
#*	OptimizeRx Corp.	1,871	52,594
*	Option Care Health, Inc.	33,186	991,598
#*	OraSure Technologies, Inc.	180,640	1,109,130
	Organon & Co.	203,829	6,589,792
*	Orthofix Medical, Inc.	46,834	1,451,854
#*	OrthoPediatrics Corp.	200	9,016
#*	Otonomy, Inc.	84,471	185,836
	Owens & Minor, Inc.	195,119	6,924,773
*	Pacira BioSciences, Inc.	53,983	4,025,512
	Patterson Cos., Inc.	213,595	6,572,318
#*††^	PDL BioPharma, Inc.	458,319	1,572,034
#*	Pennant Group, Inc.	85,823	1,406,639
#*	Penumbra, Inc.	9,215	1,590,140
	PerkinElmer, Inc.	140,161	20,549,004
	Perrigo Co. PLC	194,217	6,661,643
#*	PetIQ, Inc.	55,757	1,109,564
	Pfizer, Inc.	3,366,832	165,210,446
	Phibro Animal Health Corp., Class A	50,585	910,024
	Premier, Inc., Class A	233,882	8,468,867
*	Prestige Consumer Healthcare, Inc.	131,063	7,163,904
#*	Pro-Dex, Inc.	6,861	103,601
††^	Progenic Pharmaceuticals, Inc.	132,661	111,435
#*	Protagonist Therapeutics, Inc.	78,791	716,210
*	Prothena Corp. PLC	147,751	4,308,419
#	Psychemedics Corp.	7,568	46,997
*	Quanterix Corp.	5,829	129,346
	Quest Diagnostics, Inc.	173,654	23,241,851
*	Quidel Corp.	78,721	7,920,907
*	R1 RCM, Inc.	215,163	4,845,471
#*	RadNet, Inc.	107,045	2,087,377
#*	RAPT Therapeutics, Inc.	2,100	31,773
*	Regeneron Pharmaceuticals, Inc.	74,476	49,087,876
*	REGENXBIO, Inc.	84,994	2,359,433
*	Repligen Corp.	45,396	7,138,067
	ResMed, Inc.	118,984	23,793,230
#*	REVOLUTION Medicines, Inc.	3,911	78,103
#*	Rhythm Pharmaceuticals, Inc.	43,899	274,808
*	Rigel Pharmaceuticals, Inc.	191,559	452,079
#*	Rocket Pharmaceuticals, Inc.	61,848	635,797
	Royalty Pharma PLC, Class A	24,444	1,040,826

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Sage Therapeutics, Inc.	11,719	$369,383
*	Sangamo Therapeutics, Inc.	497,058	2,062,791
*	Sarepta Therapeutics, Inc.	33,318	2,409,558
#*	scPharmaceuticals, Inc.	9,561	47,518
*	Seagen, Inc.	48,429	6,344,683
*	SeaSpine Holdings Corp.	65,310	608,036
	Select Medical Holdings Corp.	486,830	11,007,226
*	Sensus Healthcare, Inc.	26,485	186,984
#*	Sharps Compliance Corp.	23,834	102,963
#*	Shockwave Medical, Inc.	1,007	152,188
#*	SI-BONE, Inc.	36,566	730,589
#*	SIGA Technologies, Inc.	14,990	102,981
#	Simulations Plus, Inc.	9,442	440,564
*	Sotera Health Co.	8,390	170,988
#*	Spero Therapeutics, Inc.	48,483	235,627
#*	SpringWorks Therapeutics, Inc.	3,424	146,924
*	STAAR Surgical Co.	16,877	963,508
#*††^	Steadymed Ltd.	10,116	0
	STERIS PLC	111,763	25,040,500
*	Strata Skin Sciences, Inc.	15,712	19,797
	Stryker Corp.	83,305	20,098,164
*	Supernus Pharmaceuticals, Inc.	129,288	3,607,135
*	Surface Oncology, Inc.	18,978	40,233
#*	Surgery Partners, Inc.	113,663	5,814,999
*	Surmodics, Inc.	43,052	1,664,390
*	Syndax Pharmaceuticals, Inc.	58,949	988,575
*	Syneos Health, Inc.	210,296	15,370,535
*	Synlogic, Inc.	86,658	147,319
*	Tactile Systems Technology, Inc.	30,971	522,790
*	Tandem Diabetes Care, Inc.	10,635	1,026,065
*	Taro Pharmaceutical Industries Ltd.	58,647	2,301,895
#*	Teladoc Health, Inc.	18,231	615,479
	Teleflex, Inc.	32,713	9,343,487
*	Tenet Healthcare Corp.	224,555	16,282,483
	Thermo Fisher Scientific, Inc.	217,248	120,120,764
*	Tivity Health, Inc.	86,638	2,783,679
#*	Travere Therapeutics, Inc.	85,964	2,160,275
#*	Twist Bioscience Corp.	4,304	124,127
#	U.S. Physical Therapy, Inc.	27,567	2,860,628
*	UFP Technologies, Inc.	17,652	1,212,163
#*	Ultragenyx Pharmaceutical, Inc.	35,214	2,489,278
*	United Therapeutics Corp.	101,684	18,055,011
	UnitedHealth Group, Inc.	470,835	239,443,139
	Universal Health Services, Inc., Class B	140,010	17,155,425
	Utah Medical Products, Inc.	8,679	734,157
*	Vanda Pharmaceuticals, Inc.	130,996	1,299,480
#*	Varex Imaging Corp.	94,062	1,867,131
*	Veeva Systems, Inc., Class A	22,665	4,123,897
#*	Verastem, Inc.	33,906	48,147
*	Vericel Corp.	35,671	1,016,623
*	Vertex Pharmaceuticals, Inc.	127,699	34,889,921
	Viatris, Inc.	1,114,599	11,513,808
*	ViewRay, Inc.	55,142	147,229
#*	Viking Therapeutics, Inc.	24,300	57,834
#*	Vir Biotechnology, Inc.	14,737	299,898
*	Waters Corp.	45,107	13,668,323
	West Pharmaceutical Services, Inc.	70,826	22,314,440
	XBiotech, Inc.	9,859	76,506
#*	Xencor, Inc.	119,455	2,983,986

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Y-mAbs Therapeutics, Inc.	3,142	$26,393
	Zimmer Biomet Holdings, Inc.	131,131	15,834,068
*	Zimvie, Inc.	13,113	295,043
	Zoetis, Inc.	347,296	61,558,216

TOTAL HEALTH CARE			3,754,531,746

INDUSTRIALS — (13.2%)
	3M Co.	456,981	65,905,800
	AAON, Inc.	144,188	7,027,723
*	AAR Corp.	88,993	4,180,891
	ABM Industries, Inc.	170,203	8,215,699
#*	Acacia Research Corp.	39,294	184,289
	ACCO Brands Corp.	310,384	2,275,115
	Acme United Corp.	7,309	241,124
	Acuity Brands, Inc.	77,941	13,443,264
	Advanced Drainage Systems, Inc.	120,583	12,354,934
	AECOM	285,487	20,143,963
#*	Aerojet Rocketdyne Holdings, Inc.	209,080	8,359,018
*	AeroVironment, Inc.	50,092	4,023,389
	AGCO Corp.	199,026	25,355,912
	Air Lease Corp.	323,318	13,023,249
#*	Air T, Inc.	6,373	111,528
*	Air Transport Services Group, Inc.	161,970	5,069,661
	Alamo Group, Inc.	29,471	3,726,313
*	Alaska Air Group, Inc.	237,302	12,906,856
	Albany International Corp., Class A	84,031	6,572,905
*	Allegiant Travel Co.	43,367	6,730,125
	Allegion PLC	160,684	18,356,540
	Allied Motion Technologies, Inc.	57,514	1,399,891
	Allison Transmission Holdings, Inc.	292,373	10,946,445
#*	Alpha Pro Tech Ltd.	28,782	117,718
	Altra Industrial Motion Corp.	125,156	4,881,084
	AMERCO	36,617	19,607,671
#*	Ameresco, Inc., Class A	74,961	3,781,033
#*	American Airlines Group, Inc.	242,596	4,553,527
#*	American Superconductor Corp.	51,248	273,152
*	American Woodmark Corp.	47,253	2,213,803
	AMETEK, Inc.	257,788	32,548,313
	AO Smith Corp.	303,142	17,712,587
*	API Group Corp.	22,597	419,400
	Apogee Enterprises, Inc.	63,554	2,796,376
	Applied Industrial Technologies, Inc.	103,509	10,836,357
	ArcBest Corp.	42,847	3,091,840
	Arcosa, Inc.	128,638	6,885,992
	Argan, Inc.	56,289	2,070,309
#*	Armstrong Flooring, Inc.	71,087	116,583
	Armstrong World Industries, Inc.	109,506	9,270,778
*	ASGN, Inc.	162,039	18,383,325
	Astec Industries, Inc.	62,478	2,442,890
*	Astronics Corp.	37,753	365,827
#*	Astronics Corp., Class B	38,887	417,646
*	Atkore, Inc.	163,382	15,701,010
*	Atlas Air Worldwide Holdings, Inc.	70,720	4,875,437
*	Avalon Holdings Corp., Class A	6,800	21,760
#*	Avis Budget Group, Inc.	155,454	41,610,372
*	Axon Enterprise, Inc.	54,191	6,080,230
*	AZEK Co., Inc.	20,153	428,050
	AZZ, Inc.	62,419	2,848,803
	Barnes Group, Inc.	138,748	4,659,158

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	19,697	$1,417,593
*	Beacon Roofing Supply, Inc.	200,218	11,938,999
#	BGSF, Inc.	25,832	315,409
*	Boeing Co.	124,648	18,552,608
	Boise Cascade Co.	108,436	8,195,593
	Booz Allen Hamilton Holding Corp., Class A	263,412	21,502,322
	Brady Corp., Class A	108,218	4,842,756
	Brink’s Co.	108,700	6,407,865
#*	Broadwind, Inc.	18,954	34,307
*	Builders FirstSource, Inc.	455,474	28,043,534
	BWX Technologies, Inc.	193,548	10,049,012
*	CACI International, Inc., Class A	60,078	15,938,693
	Carlisle Cos., Inc.	100,841	26,154,122
	Carrier Global Corp.	952,881	36,466,756
*	Casella Waste Systems, Inc., Class A	110,876	9,118,442
	Caterpillar, Inc.	434,771	91,536,686
*	CBIZ, Inc.	155,483	6,513,183
*	CECO Environmental Corp.	96,273	457,297
	CH Robinson Worldwide, Inc.	196,178	20,824,295
#*	Chart Industries, Inc.	99,990	16,880,312
	Chicago Rivet & Machine Co.	653	17,037
*	Cimpress PLC	48,517	2,450,594
	Cintas Corp.	100,577	39,955,219
*	CIRCOR International, Inc.	45,248	889,123
*	Civeo Corp.	14,372	373,672
#*	Clarivate PLC	89,005	1,395,598
*	Clean Harbors, Inc.	152,293	15,980,104
	Columbus McKinnon Corp.	67,055	2,377,100
	Comfort Systems USA, Inc.	119,929	10,124,406
*	Commercial Vehicle Group, Inc.	85,531	614,113
	CompX International, Inc.	9,138	194,000
#*	Construction Partners, Inc., Class A	86,689	2,237,443
#*	Copa Holdings SA, Class A.	65,685	4,950,678
*	Copart, Inc.	252,027	28,642,869
*	Cornerstone Building Brands, Inc.	194,996	4,755,952
	Costamare, Inc.	285,271	3,825,484
*	CoStar Group, Inc.	185,770	11,818,687
	Covenant Logistics Group, Inc.	44,317	910,271
*	CPI Aerostructures, Inc.	27,297	68,243
	CRA International, Inc.	23,082	1,901,264
	Crane Co.	121,368	11,679,243
	CSW Industrials, Inc.	50,720	5,351,467
	CSX Corp.	2,147,111	73,731,792
	Cummins, Inc.	208,830	39,508,548
	Curtiss-Wright Corp.	117,524	16,795,355
	Deere & Co.	214,381	80,939,547
*	Delta Air Lines, Inc.	562,339	24,197,447
	Deluxe Corp.	100,862	2,731,343
*	DLH Holdings Corp.	24,977	377,153
	Donaldson Co., Inc.	254,309	12,471,313
	Douglas Dynamics, Inc.	95,780	2,965,349
	Dover Corp.	200,203	26,687,060
*	Ducommun, Inc.	30,827	1,574,335
*	DXP Enterprises, Inc.	47,518	1,122,850
*	Dycom Industries, Inc.	89,317	7,583,906
	Eagle Bulk Shipping, Inc.	25,621	1,594,651
	Eastern Co.	16,904	390,482
	Eaton Corp. PLC	255,540	37,058,411
	EMCOR Group, Inc.	155,584	16,566,584

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Emerson Electric Co.	428,662	$38,656,739
	Encore Wire Corp.	64,050	7,225,481
*	Energy Recovery, Inc.	6,828	126,455
	Enerpac Tool Group Corp.	125,852	2,527,108
	EnerSys.	104,077	6,812,880
	Eneti, Inc.	22,074	133,548
#	Ennis, Inc.	72,001	1,242,017
	EnPro Industries, Inc.	52,274	4,872,460
	Equifax, Inc.	64,068	13,039,119
*	Esab Corp.	91,490	4,300,030
	ESCO Technologies, Inc.	65,644	4,099,468
*	Espey Manufacturing & Electronics Corp.	4,614	60,259
#*	EVI Industries, Inc.	100	1,429
#*	Evoqua Water Technologies Corp.	132,517	5,524,634
	Expeditors International of Washington, Inc.	209,244	20,729,803
	Exponent, Inc.	101,735	9,747,230
	Fastenal Co.	624,309	34,530,531
	Federal Signal Corp.	166,270	5,658,168
	FedEx Corp.	225,285	44,773,141
	Flowserve Corp.	195,158	6,383,618
#*	Fluor Corp.	97,973	2,424,832
*	Forrester Research, Inc.	39,296	2,188,394
	Fortive Corp.	253,056	14,550,720
	Fortune Brands Home & Security, Inc.	287,782	20,504,467
	Forward Air Corp.	71,609	6,943,925
*	Franklin Covey Co.	37,547	1,504,508
	Franklin Electric Co., Inc.	118,930	8,317,964
#*	FTI Consulting, Inc.	92,760	14,629,180
#*	FuelCell Energy, Inc.	133,684	545,431
*	Gates Industrial Corp. PLC	10,504	133,926
#	GATX Corp.	100,773	10,418,920
	Genco Shipping & Trading Ltd.	100,655	2,217,430
*	Gencor Industries, Inc.	30,874	309,357
*	Generac Holdings, Inc.	61,984	13,598,050
	General Dynamics Corp.	145,473	34,408,729
	General Electric Co.	318,522	23,745,815
*	Gibraltar Industries, Inc.	82,181	3,109,729
	Global Industrial Co.	84,890	2,619,705
*	GMS, Inc.	102,650	4,922,068
	Gorman-Rupp Co.	81,089	2,583,496
	Graco, Inc.	282,239	17,504,463
	GrafTech International Ltd.	296,362	2,690,967
	Graham Corp.	25,375	184,984
#	Granite Construction, Inc.	114,944	3,408,090
*	Great Lakes Dredge & Dock Corp.	230,767	3,186,892
#	Greenbrier Cos., Inc.	78,641	3,358,757
	Griffon Corp.	143,646	2,687,617
*	GXO Logistics, Inc.	244,132	14,450,173
	H&E Equipment Services, Inc.	131,617	4,669,771
*	Harsco Corp.	207,511	2,120,762
*	Hawaiian Holdings, Inc.	127,984	2,170,609
#	Healthcare Services Group, Inc.	114,005	1,948,345
	Heartland Express, Inc.	204,169	2,817,532
#	HEICO Corp.	42,695	6,029,815
	HEICO Corp., Class A	70,088	8,175,064
	Heidrick & Struggles International, Inc.	62,618	2,001,271
	Helios Technologies, Inc.	87,494	5,877,847
	Herc Holdings, Inc.	96,806	12,373,743
*	Heritage-Crystal Clean, Inc.	59,582	1,626,589

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hexcel Corp.	217,628	$11,830,258
*	Hill International, Inc.	127,716	158,368
	Hillenbrand, Inc.	189,771	7,746,452
	HNI Corp.	110,064	3,922,681
	Honeywell International, Inc.	346,456	67,042,701
	Howmet Aerospace, Inc.	435,312	14,852,845
*	Hub Group, Inc., Class A	85,433	5,737,680
	Hubbell, Inc.	127,351	24,879,291
*	Hudson Global, Inc.	21,842	720,131
	Huntington Ingalls Industries, Inc.	84,916	18,065,030
	Hurco Cos., Inc.	17,410	493,922
*	Huron Consulting Group, Inc.	85,109	4,406,944
*	Huttig Building Products, Inc.	3,665	39,142
	Hyster-Yale Materials Handling, Inc.	38,194	1,173,320
*	IAA, Inc.	212,048	7,771,559
	ICF International, Inc.	46,467	4,591,404
	IDEX Corp.	68,726	13,045,569
*	IES Holdings, Inc.	34,151	1,000,624
	Illinois Tool Works, Inc.	211,517	41,692,116
	Ingersoll Rand, Inc.	440,780	19,376,689
*	Innovative Solutions & Support, Inc.	32,517	243,227
	Insperity, Inc.	93,167	9,880,360
	Insteel Industries, Inc.	64,737	2,746,144
	Interface, Inc.	148,144	1,879,947
	ITT, Inc.	217,591	15,279,240
	Jacobs Engineering Group, Inc.	125,906	17,444,276
	JB Hunt Transport Services, Inc.	162,249	27,720,242
*	JELD-WEN Holding, Inc.	263,509	5,478,352
#*	JetBlue Airways Corp.	774,137	8,523,248
	John Bean Technologies Corp.	76,875	9,062,794
	Johnson Controls International PLC	257,148	15,395,451
	Kadant, Inc.	31,929	5,906,865
	Kaman Corp.	66,437	2,591,707
*	KAR Auction Services, Inc.	365,829	5,363,053
#	KBR, Inc.	394,366	19,414,638
	Kelly Services, Inc., Class A	90,436	1,744,510
	Kennametal, Inc.	207,651	5,342,860
	Kforce, Inc.	89,580	6,275,079
	Kimball International, Inc., Class B	110,299	847,096
*	Kirby Corp.	145,361	9,477,537
	Knight-Swift Transportation Holdings, Inc.	359,120	17,198,257
	Korn Ferry	156,783	9,632,748
*	Kratos Defense & Security Solutions, Inc.	252,119	3,824,645
	L3Harris Technologies, Inc.	93,150	21,635,019
#	Landstar System, Inc.	89,478	13,860,142
*	Lawson Products, Inc.	22,223	844,252
*	LB Foster Co., Class A	26,480	376,016
	Leidos Holdings, Inc.	197,769	20,471,069
	Lennox International, Inc.	42,358	9,030,302
*	Limbach Holdings, Inc.	29,902	188,233
	Lincoln Electric Holdings, Inc.	140,662	18,951,391
	Lindsay Corp.	25,421	3,435,648
	Lockheed Martin Corp.	161,715	69,880,286
*	LS Starrett Co., Class A	125,165	839,857
	LSI Industries, Inc.	75,131	540,192
*	Lyft, Inc., Class A	52,720	1,718,672
*	Manitex International, Inc.	52,595	406,033
*	Manitowoc Co., Inc.	87,712	1,161,307
	ManpowerGroup, Inc.	126,144	11,378,189

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	ManTech International Corp., Class A	79,055	$6,351,279
	Marten Transport Ltd.	242,734	4,218,717
	Masco Corp.	173,150	9,123,274
*	Masonite International Corp.	82,868	6,423,927
#*	MasTec, Inc.	237,820	17,125,418
*	Mastech Digital, Inc.	18,872	347,622
*	Matrix Service Co.	71,146	483,793
	Matson, Inc.	134,791	11,594,722
	Matthews International Corp., Class A	80,617	2,403,193
	Maxar Technologies, Inc.	20,374	656,247
	McGrath RentCorp.	83,386	6,959,396
	MDU Resources Group, Inc.	366,024	9,428,778
*	Mercury Systems, Inc.	106,468	5,939,850
*	Meritor, Inc.	187,099	6,718,725
*	Mesa Air Group, Inc.	64,956	220,850
*	Middleby Corp.	118,953	18,305,677
	Miller Industries, Inc.	16,917	453,545
#	MillerKnoll, Inc.	153,332	4,865,224
*	Mistras Group, Inc.	73,836	420,127
	Moog, Inc., Class A	86,896	6,940,384
*	MRC Global, Inc.	205,820	2,467,782
	MSA Safety, Inc.	73,077	8,819,663
	MSC Industrial Direct Co., Inc., Class A	126,728	10,500,682
	Mueller Industries, Inc.	171,196	9,270,263
	Mueller Water Products, Inc., Class A	385,013	4,631,706
*	MYR Group, Inc.	54,599	4,318,235
	National Presto Industries, Inc.	19,402	1,380,064
	Nielsen Holdings PLC	556,539	14,920,811
	NL Industries, Inc.	280,077	1,926,930
#*	NN, Inc.	108,311	328,182
	Nordson Corp.	86,320	18,618,361
	Norfolk Southern Corp.	181,987	46,930,808
	Northrop Grumman Corp.	107,206	47,106,316
#*	Northwest Pipe Co.	17,456	466,250
*	NOW, Inc.	287,017	3,128,485
*	NV5 Global, Inc.	31,191	3,736,682
	nVent Electric PLC.	200,418	6,770,120
	Old Dominion Freight Line, Inc.	199,719	55,945,286
#	Omega Flex, Inc.	9,747	1,081,917
#*	Orion Energy Systems, Inc.	20,054	53,945
*	Orion Group Holdings, Inc.	108,141	287,655
	Oshkosh Corp.	169,946	15,709,808
	Otis Worldwide Corp.	276,063	20,108,429
	Owens Corning.	225,681	20,521,173
*	P&F Industries, Inc., Class A	2,869	16,898
	PACCAR, Inc.	406,121	33,728,349
*	PAM Transportation Services, Inc.	67,432	2,049,258
	Pangaea Logistics Solutions Ltd.	74,703	357,080
#	Park Aerospace Corp.	55,747	652,240
	Parker-Hannifin Corp.	140,456	38,038,294
#	Park-Ohio Holdings Corp.	34,701	332,783
*	Parsons Corp.	5,434	200,678
	Patriot Transportation Holding, Inc.	7,392	58,397
	Pentair PLC	372,610	18,909,957
*	Perma-Fix Environmental Services, Inc.	20,738	117,999
*	Perma-Pipe International Holdings, Inc.	16,930	205,869
*	PGT Innovations, Inc.	175,403	3,116,911
	Pitney Bowes, Inc.	290,270	1,529,723
#*	Plug Power, Inc.	74,214	1,559,978

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Powell Industries, Inc.	43,765	$844,665
	Preformed Line Products Co.	15,008	892,976
	Primoris Services Corp.	156,390	3,625,120
*	Proto Labs, Inc.	45,078	1,920,774
*	Quad/Graphics, Inc.	101,801	690,211
	Quanex Building Products Corp.	89,451	1,719,248
	Quanta Services, Inc.	301,375	34,953,472
*	Quest Resource Holding Corp.	14,300	78,364
*	Radiant Logistics, Inc.	131,550	759,044
	Raytheon Technologies Corp.	701,753	66,603,377
#*	RBC Bearings, Inc.	57,016	9,598,644
#*	Red Violet, Inc.	3,910	101,973
	Regal Rexnord Corp.	190,322	24,216,571
	Republic Services, Inc.	315,384	42,346,610
*	Resideo Technologies, Inc.	159,600	3,589,404
	Resources Connection, Inc.	82,921	1,425,412
	REV Group, Inc.	162,424	1,936,094
	Robert Half International, Inc.	240,774	23,670,492
	Rockwell Automation, Inc.	126,860	32,053,716
	Rollins, Inc.	360,518	12,091,774
	Roper Technologies, Inc.	45,884	21,561,809
	Rush Enterprises, Inc., Class A	150,127	7,638,462
	Rush Enterprises, Inc., Class B	21,490	1,041,191
	Ryder System, Inc.	146,730	10,256,427
*	Saia, Inc.	88,327	18,191,829
	Schneider National, Inc., Class B	36,225	855,997
	Science Applications International Corp.	126,544	10,532,257
*	Sensata Technologies Holding PLC	285,619	12,969,959
*	Servotronics, Inc.	1,473	16,241
	Shyft Group, Inc.	98,230	2,501,918
*	SIFCO Industries, Inc.	7,118	29,041
	Simpson Manufacturing Co., Inc.	93,249	9,667,124
#*	SiteOne Landscape Supply, Inc.	69,119	9,747,853
*	SkyWest, Inc.	123,340	3,595,361
	Snap-on, Inc.	79,661	16,927,166
*	Southwest Airlines Co.	540,293	25,242,489
*	SP Plus Corp.	62,668	1,786,038
	Spirit AeroSystems Holdings, Inc., Class A	165,577	6,960,857
*	Spirit Airlines, Inc.	200,426	4,732,058
*	SPX Corp.	120,388	5,044,257
	Standex International Corp.	33,399	3,140,842
	Stanley Black & Decker, Inc.	145,594	17,493,119
	Steelcase, Inc., Class A.	218,385	2,561,656
*	Stericycle, Inc.	118,761	5,960,615
*	Sterling Construction Co., Inc.	78,696	1,801,351
#*	Sunrun, Inc.	350,039	6,993,779
*	Taylor Devices, Inc.	4,452	40,335
	Tecnoglass, Inc.	42,859	957,041
	Tennant Co.	48,256	3,116,372
	Terex Corp.	193,637	6,583,658
#	Tetra Tech, Inc.	103,145	14,366,036
	Textainer Group Holdings Ltd.	126,833	4,253,979
	Textron, Inc.	311,774	21,590,349
*	Thermon Group Holdings, Inc.	85,660	1,284,900
	Timken Co.	202,283	11,659,592
*	Titan International, Inc.	254,984	3,534,078
*	Titan Machinery, Inc.	56,512	1,332,553
#	Toro Co.	194,335	15,572,064
#*	TPI Composites, Inc.	74,686	854,408

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Trane Technologies PLC	129,482	$18,113,237
#*	Transcat, Inc.	23,287	1,699,951
*	TransDigm Group, Inc.	32,030	19,051,764
	TransUnion.	197,097	17,249,929
#*	Trex Co., Inc.	225,690	13,132,901
*	TriNet Group, Inc.	173,616	15,399,739
	Trinity Industries, Inc.	287,379	7,971,893
	Triton International Ltd.	180,495	11,026,440
*	TrueBlue, Inc.	136,108	3,480,282
*	Tutor Perini Corp.	184,158	1,707,145
*	Twin Disc, Inc.	34,347	480,515
*	U.S. Ecology, Inc.	72,529	3,480,667
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	128,994
*	Uber Technologies, Inc.	5,144	161,933
	UFP Industries, Inc.	200,248	15,493,188
*	Ultralife Corp.	41,830	206,640
	UniFirst Corp.	35,315	6,084,775
	Union Pacific Corp.	574,109	134,507,998
*	United Airlines Holdings, Inc.	278,182	14,048,191
	United Parcel Service, Inc., Class B	446,131	80,294,657
*	United Rentals, Inc.	150,931	47,772,680
*	Univar Solutions, Inc.	204,231	5,947,207
	Universal Logistics Holdings, Inc.	72,087	1,461,924
*	Upwork, Inc.	8,608	180,510
*	USA Truck, Inc.	20,287	332,910
	Valmont Industries, Inc.	54,352	13,523,321
*	Vectrus, Inc.	30,979	1,118,342
	Verisk Analytics, Inc.,Class A	127,878	26,093,506
*	Veritiv Corp.	73,121	10,276,425
*	Viad Corp.	52,313	1,713,251
#*	Vicor Corp.	37,966	2,297,702
*	Vidler Water Resouces, Inc.	40,315	634,558
*	Virco Mfg. Corp.	31,667	88,034
	VSE Corp.	32,029	1,387,176
#	Wabash National Corp.	192,420	2,753,530
	Waste Management, Inc.	331,754	54,553,628
#	Watsco, Inc.	55,494	14,804,689
»	Watsco, Inc., Class B	4,958	1,333,305
	Watts Water Technologies, Inc., Class A	66,495	8,475,453
*	Welbilt, Inc.	333,917	7,887,120
	Werner Enterprises, Inc.	193,671	7,675,182
#*	WESCO International, Inc.	150,795	18,586,992
	Westinghouse Air Brake Technologies Corp.	190,221	17,102,770
#*	Willdan Group, Inc.	26,504	712,428
#*	Willis Lease Finance Corp.	8,926	277,599
*	WillScot Mobile Mini Holdings Corp.	602,914	21,162,281
	Woodward, Inc.	135,694	14,991,473
	WW Grainger, Inc.	61,672	30,837,850
*	XPO Logistics, Inc.	244,132	13,131,860
	Xylem, Inc.	141,223	11,368,451
*	Yellow Corp.	21,138	94,698
	Zurn Water Solutions Corp.	346,718	10,824,536

TOTAL INDUSTRIALS			4,191,023,754

INFORMATION TECHNOLOGY — (22.3%)
#*	3D Systems Corp.	291,276	3,303,070
	A10 Networks, Inc.	7,694	109,870
	Accenture PLC, Class A	449,831	135,111,239
*	ACI Worldwide, Inc.	241,525	6,670,920

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	ACM Research, Inc., Class A	26,223	$396,230
*††^	Actua Corp.	16,946	0
#*	ADDvantage Technologies Group, Inc.	7,817	8,911
*	Adobe, Inc.	232,818	92,184,287
#	ADTRAN, Inc.	205,332	3,570,723
#	Advanced Energy Industries, Inc.	101,003	7,728,750
*	Advanced Micro Devices, Inc.	676,433	57,848,550
*	Agilysys, Inc.	60,910	2,242,097
*	Airgain, Inc.	21,069	178,454
#*	Akamai Technologies, Inc.	159,798	17,942,119
*	Alarm.com Holdings, Inc.	54,518	3,329,959
*	Alithya Group, Inc., Class A	39,261	89,515
*	Alpha & Omega Semiconductor Ltd.	73,230	3,141,567
#*	Altair Engineering, Inc., Class A	24,387	1,324,702
#*	Alteryx, Inc., Class A	11,251	722,314
*	Ambarella, Inc.	67,066	5,504,777
	Amdocs Ltd.	152,769	12,174,162
	American Software, Inc., Class A	72,741	1,243,871
	Amkor Technology, Inc.	775,818	14,593,137
	Amphenol Corp., Class A	394,431	28,201,816
*	Amtech Systems, Inc.	33,942	309,212
	Analog Devices, Inc.	324,686	50,125,025
*	ANSYS, Inc.	58,464	16,117,940
*	Appfolio, Inc., Class A	15,492	1,608,999
	Apple, Inc.	10,077,090	1,588,653,238
	Applied Materials, Inc.	725,711	80,082,209
#*	Applied Optoelectronics, Inc.	42,626	109,549
*	Arista Networks, Inc.	277,732	32,097,487
*	Arlo Technologies, Inc.	170,309	1,318,192
*	Arrow Electronics, Inc.	177,901	20,967,412
*	Aspen Technology, Inc.	122,340	19,395,784
*	AstroNova, Inc.	16,656	224,356
*	Asure Software, Inc.	20,330	123,200
*	Atlassian Corp. PLC, Class A	24,187	5,437,963
*	Autodesk, Inc.	94,216	17,833,204
	Automatic Data Processing, Inc.	302,104	65,913,051
#	Autoscope Technologies Corp.	1,872	12,580
*	Avalara, Inc.	23,946	1,821,572
#*	Avaya Holdings Corp.	318,467	2,945,820
*	Aviat Networks, Inc.	55,622	1,663,098
*	Avid Technology, Inc.	85,924	2,724,650
	Avnet, Inc.	238,383	10,407,802
*	Aware, Inc.	51,506	144,217
*	Axcelis Technologies, Inc.	80,039	4,358,124
*	AXT, Inc.	144,700	853,730
	Badger Meter, Inc.	94,468	7,622,623
#	Bel Fuse, Inc., Class A	4,354	95,048
	Bel Fuse, Inc., Class B	25,954	423,310
	Belden, Inc.	107,318	5,540,828
	Benchmark Electronics, Inc.	89,392	2,123,954
	BK Technologies Corp.	24,446	56,470
*	Black Knight, Inc.	139,839	9,200,008
*	Blackbaud, Inc.	86,651	5,026,625
#*	Blackline, Inc.	10,732	719,581
#*	Block, Inc., Class A	26,947	2,682,304
#*	BM Technologies, Inc.	14,728	111,933
*	Box, Inc., Class A	106,792	3,269,971
	Bread Financial Holdings, Inc.	91,973	5,040,120
*	Brightcove, Inc.	18,100	127,605

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Broadcom, Inc.	284,762	$157,869,205
	Broadridge Financial Solutions, Inc.	148,071	21,341,473
*	BSQUARE Corp.	3,749	5,249
*	Cadence Design Systems, Inc.	122,733	18,514,273
#*	CalAmp Corp.	73,138	400,065
*	Calix, Inc.	167,509	6,685,284
#*	Cambium Networks Corp.	14,819	226,286
	Cass Information Systems, Inc.	34,491	1,335,147
	CDK Global, Inc.	176,059	9,579,370
	CDW Corp.	190,175	31,032,756
#*	Cerence, Inc.	76,264	2,249,788
*	Ceridian HCM Holding, Inc.	53,959	3,028,719
*	CEVA, Inc.	48,328	1,756,240
*	ChannelAdvisor Corp.	60,234	873,995
*	Ciena Corp.	293,050	16,167,568
*	Cirrus Logic, Inc.	146,292	11,088,934
	Cisco Systems, Inc.	2,336,010	114,417,770
	Citrix Systems, Inc.	111,706	11,181,771
#*	Clearfield, Inc.	30,027	1,748,472
*	Cloudflare, Inc., Class A	6,205	534,499
	CMC Materials, Inc.	45,432	8,128,239
*	Coda Octopus Group, Inc.	22,446	128,167
	Cognex Corp.	86,749	5,866,835
	Cognizant Technology Solutions Corp., Class A	469,067	37,947,520
*	Cognyte Software Ltd.	144,448	979,357
*	Coherent, Inc.	51,548	13,809,709
*	Cohu, Inc.	130,441	3,464,513
#*	CommScope Holding Co., Inc.	318,454	1,920,278
*	CommVault Systems, Inc.	38,157	2,327,577
*	Computer Task Group, Inc.	47,645	455,010
	Comtech Telecommunications Corp.	102,123	1,388,873
	Concentrix Corp.	158,296	24,928,454
*	Conduent, Inc.	509,635	2,869,245
*	Consensus Cloud Solutions, Inc.	45,092	2,377,250
#*	CoreCard Corp.	729	16,614
	Corning, Inc.	743,399	26,160,211
*	Coupa Software, Inc.	8,760	755,988
#*	Crowdstrike Holdings, Inc., Class A	12,102	2,405,394
#	CSG Systems International, Inc.	94,123	5,785,741
*	CSP, Inc.	5,597	39,347
	CTS Corp.	77,908	2,755,606
*	CyberOptics Corp.	16,840	714,184
*	Daktronics, Inc.	107,609	360,490
*	Data I/O Corp.	16,306	54,462
*	Datadog, Inc., Class A.	14,735	1,779,693
	Dell Technologies, Inc., Class C	238,816	11,226,740
*	Digi International, Inc.	76,996	1,456,764
*	Diodes, Inc.	130,146	9,504,562
*	DocuSign, Inc.	13,840	1,121,040
	Dolby Laboratories, Inc., Class A	117,937	9,136,579
*	Dropbox, Inc., Class A	368,100	8,006,175
*	DXC Technology Co.	406,733	11,673,237
*	Dynatrace, Inc.	53,832	2,064,996
#*	DZS, Inc.	55,452	670,415
	Ebix, Inc.	77,624	2,313,195
*	eGain Corp.	32,408	335,423
*	Elastic NV	3,521	268,089
*	EMCORE Corp.	72,739	250,950
*	Enphase Energy, Inc.	66,551	10,741,331

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Entegris, Inc.	155,685	$17,341,752
#*	Envestnet, Inc.	46,814	3,728,267
*	EPAM Systems, Inc.	35,260	9,343,547
*	ePlus, Inc.	71,642	4,046,340
*	Euronet Worldwide, Inc.	86,083	10,471,997
#	EVERTEC, Inc.	158,139	6,230,677
*	Evo Payments, Inc., Class A	54,495	1,227,772
*	ExlService Holdings, Inc.	79,882	10,875,934
*	Extreme Networks, Inc.	22,772	218,611
*	F5, Inc.	72,060	12,063,565
*	Fabrinet	88,036	8,644,255
*	Fair Isaac Corp.	39,402	14,717,041
*	FARO Technologies, Inc.	52,701	1,807,117
	Fidelity National Information Services, Inc.	309,220	30,659,163
#*	First Solar, Inc.	217,114	15,855,835
*	Fiserv, Inc.	218,222	21,368,298
*	Five9, Inc.	14,903	1,640,820
*	FleetCor Technologies, Inc.	116,862	29,159,406
*	Flex Ltd.	1,135,420	18,723,076
*	FormFactor, Inc.	186,394	7,103,475
*	Fortinet, Inc.	129,825	37,520,723
*	Frequency Electronics, Inc.	21,539	174,681
*	Gartner, Inc.	116,744	33,919,969
*	Genasys, Inc.	60,454	189,826
	Genpact Ltd.	465,517	18,746,370
	Global Payments, Inc.	155,375	21,283,267
*	Globant SA.	41,877	9,045,013
*	GoDaddy, Inc., Class A	129,229	10,442,995
*	Grid Dynamics Holdings, Inc.	2,762	38,447
*	GSI Technology, Inc.	60,553	222,835
#*	Guidewire Software, Inc.	66,357	5,769,078
	Hackett Group, Inc.	94,620	2,222,624
#*	Harmonic, Inc.	259,780	2,156,174
	Hewlett Packard Enterprise Co.	1,521,640	23,448,472
	HP, Inc.	572,149	20,957,818
*	HubSpot, Inc.	5,453	2,069,032
*	Ichor Holdings Ltd.	67,700	1,970,747
#*	Identiv, Inc.	30,918	376,890
#*	II-VI, Inc.	64,798	3,966,286
#*	Immersion Corp.	62,202	290,483
#*	Infinera Corp.	414,442	3,187,059
	Information Services Group, Inc.	115,883	726,586
*	Innodata, Inc.	37,353	272,303
#*	Insight Enterprises, Inc.	86,519	8,597,393
	Intel Corp.	3,268,769	142,485,641
#*	Intellicheck, Inc.	15,600	33,228
#	InterDigital, Inc.	65,460	3,721,401
	International Business Machines Corp.	704,432	93,132,955
*	inTEST Corp.	24,960	197,933
*	Intevac, Inc.	59,949	305,140
	Intuit, Inc.	69,794	29,226,237
*	IPG Photonics Corp.	85,508	8,078,796
*	Issuer Direct Corp.	7,605	181,531
#*	Iteris, Inc.	87,120	224,770
*	Itron, Inc.	101,631	4,855,929
	Jabil, Inc.	545,108	31,469,085
	Jack Henry & Associates, Inc.	97,300	18,446,134
	Juniper Networks, Inc.	398,555	12,562,454
*	Key Tronic Corp.	22,454	120,578

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Keysight Technologies, Inc.	278,182	$39,020,589
*	Kimball Electronics, Inc.	43,092	768,761
	KLA Corp.	179,710	57,374,215
*	Knowles Corp.	222,421	4,119,237
#	Kulicke & Soffa Industries, Inc.	186,880	8,673,101
*	KVH Industries, Inc.	53,670	427,750
*	Kyndryl Holdings, Inc.	140,886	1,675,135
	Lam Research Corp.	144,358	67,236,182
#*	Lantronix, Inc.	35,760	188,098
*	Lattice Semiconductor Corp.	167,024	8,023,833
#*	LGL Group, Inc.	6,640	70,782
#*	Limelight Networks, Inc.	294,353	1,050,840
	Littelfuse, Inc.	58,078	13,314,381
*	LiveRamp Holdings, Inc.	135,613	4,247,399
#*	Lumentum Holdings, Inc.	94,336	7,661,027
#*	Luna Innovations, Inc.	65,955	364,072
*	MACOM Technology Solutions Holdings, Inc.	102,186	5,206,377
*	Magnachip Semiconductor Corp.	69,402	1,269,363
*	Mandiant, Inc.	140,653	3,091,553
*	Manhattan Associates, Inc.	145,652	19,014,869
	Marvell Technology, Inc.	435,659	25,303,075
	Mastercard, Inc., Class A	587,552	213,504,646
	Maximus, Inc.	185,964	13,553,056
*	MaxLinear, Inc.	137,512	6,582,699
	Methode Electronics, Inc.	92,194	4,112,774
	Microchip Technology, Inc.	307,384	20,041,437
	Micron Technology, Inc.	750,261	51,160,298
	Microsoft Corp.	4,567,509	1,267,575,098
*	Mimecast Ltd.	44,810	3,570,461
#*	Mitek Systems, Inc.	69,635	777,823
	MKS Instruments, Inc.	126,904	14,464,518
*	Momentive Global, Inc.	9,518	150,575
*	MoneyGram International, Inc.	114,828	1,163,208
#*	MongoDB, Inc.	7,294	2,588,859
	Monolithic Power Systems, Inc.	26,218	10,283,748
	Motorola Solutions, Inc.	61,213	13,080,606
*	N-Able, Inc.	1,650	16,500
#*	Napco Security Technologies, Inc.	60,330	1,055,775
	National Instruments Corp.	212,091	7,664,969
#*	NCR Corp.	315,734	11,060,162
*	NeoPhotonics Corp.	115,194	1,744,037
	NetApp, Inc.	285,126	20,885,479
*	NETGEAR, Inc.	73,688	1,599,030
*	NetScout Systems, Inc.	176,271	5,429,147
#*	NetSol Technologies, Inc.	27,104	102,453
	Network-1 Technologies, Inc.	57,475	141,389
*	New Relic, Inc.	19,559	1,237,498
	NortonLifeLock, Inc.	447,226	11,198,539
#*	Novanta, Inc.	69,174	8,902,694
#	NVE Corp.	7,415	343,908
	NVIDIA Corp.	503,535	93,390,636
	NXP Semiconductors NV	43,767	7,479,780
*	Okta, Inc.	14,634	1,745,983
*	ON Semiconductor Corp.	530,186	27,627,992
*	One Stop Systems, Inc.	9,500	44,650
*	OneSpan, Inc.	91,218	1,288,910
*	Onto Innovation, Inc.	123,072	8,755,342
*	Optical Cable Corp.	8,150	31,541
	Oracle Corp.	463,128	33,993,595

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	46,760	$3,698,716
#*	PagerDuty, Inc.	15,649	447,092
#*	Palantir Technologies, Inc., Class A	91,842	955,157
#*	Palo Alto Networks, Inc.	11,595	6,508,042
	Paychex, Inc.	365,341	46,299,665
*	Paycom Software, Inc.	51,729	14,560,162
*	Paylocity Holding Corp.	43,873	8,319,637
*	PayPal Holdings, Inc.	198,032	17,412,954
	PC Connection, Inc.	68,869	3,408,327
	PC-Tel, Inc.	173,857	740,631
*	PDF Solutions, Inc.	89,834	2,088,641
#	Pegasystems, Inc.	37,411	2,865,308
*	Perficient, Inc.	89,548	8,901,967
*	PFSweb, Inc.	44,109	500,637
*	Photronics, Inc.	331,515	4,969,410
#	Pineapple Energy, Inc.	5,301	16,115
*	Ping Identity Holding Corp.	2,918	76,247
#*	Pixelworks, Inc.	77,861	164,287
#*	Plantronics, Inc.	3,723	148,399
*	Plexus Corp.	80,302	6,515,704
	Power Integrations, Inc.	124,140	9,931,200
	Progress Software Corp.	134,361	6,446,641
*	PTC, Inc.	101,993	11,648,621
*	Pure Storage, Inc., Class A	179,745	5,266,528
#*	Q2 Holdings, Inc.	11,779	609,328
*	Qorvo, Inc.	128,541	14,625,395
	QUALCOMM, Inc.	817,724	114,227,866
*	Qualtrics International, Inc., Class A	43,892	813,758
#*	Qualys, Inc.	76,204	10,385,081
#*	QuickLogic Corp.	8,226	41,624
#*	Rackspace Technology, Inc.	5,163	51,062
*	Rambus, Inc.	288,458	7,185,489
*	RealNetworks, Inc.	210,641	106,353
#*	RF Industries Ltd.	19,118	126,561
*	Ribbon Communications, Inc.	335,261	1,156,650
	Richardson Electronics Ltd.	28,182	337,620
*	RingCentral, Inc., Class A	9,558	810,996
*	Rogers Corp.	40,264	10,900,270
*	Rubicon Technology, Inc.	1,435	13,173
#*	Sailpoint Technologies Holdings, Inc.	64,866	4,140,397
*	Salesforce, Inc.	185,416	32,622,091
*	Sanmina Corp.	183,395	7,499,022
#	Sapiens International Corp. NV	52,324	1,216,010
*	ScanSource, Inc.	60,976	2,087,818
	Seagate Technology Holdings PLC	381,790	31,322,052
*	SecureWorks Corp., Class A	12,468	137,647
*	Semtech Corp.	120,199	7,163,860
*	ServiceNow, Inc.	17,178	8,212,802
*	ServiceSource International, Inc.	84,801	92,433
*	SigmaTron International, Inc.	9,201	61,279
*	Silicon Laboratories, Inc.	65,432	8,827,431
	Skyworks Solutions, Inc.	258,666	29,306,858
#*	SMART Global Holdings, Inc.	148,014	3,353,997
*	Snowflake, Inc., Class A	23,612	4,048,041
*	SolarEdge Technologies, Inc.	32,968	8,255,517
	SolarWinds Corp.	1,650	20,411
*	Splunk, Inc.	30,493	3,720,756
*	SPS Commerce, Inc.	54,076	6,469,112
#*	SRAX, Inc.	3,513	14,052

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
††^	SRAX, Inc.	3,513	$597
	SS&C Technologies Holdings, Inc.	238,881	15,446,045
#*	StarTek, Inc.	85,247	319,676
*	Stratasys Ltd.	139,578	2,706,417
*	Super Micro Computer, Inc.	27,354	1,151,603
#	Switch, Inc., Class A	65,052	1,942,453
#*	Synaptics, Inc.	91,544	13,588,791
#*	Synchronoss Technologies, Inc.	30,654	39,237
*	Synopsys, Inc.	59,577	17,086,088
	TD SYNNEX Corp.	158,296	15,843,847
	TE Connectivity Ltd.	215,681	26,912,675
*	Teledyne Technologies, Inc.	51,586	22,261,938
*	Teradata Corp.	302,853	12,522,972
#	Teradyne, Inc.	253,971	26,783,782
*	TESSCO Technologies, Inc.	22,794	136,422
	Texas Instruments, Inc.	676,325	115,144,331
*	Trade Desk, Inc., Class A	104,540	6,159,497
*	TransAct Technologies, Inc.	17,129	113,051
*	Trimble, Inc.	235,510	15,708,517
*	Trio-Tech International.	3,963	20,251
	TTEC Holdings, Inc.	145,440	10,734,926
*	TTM Technologies, Inc.	256,526	3,578,538
#*	Turtle Beach Corp.	10,213	169,944
*	Twilio, Inc., Class A	18,985	2,122,903
*	Tyler Technologies, Inc.	18,698	7,380,288
#	Ubiquiti, Inc.	23,303	6,577,272
*	Ultra Clean Holdings, Inc.	114,885	3,580,965
#*	Unisys Corp.	134,047	1,904,808
#*	Unity Software, Inc.	27,080	1,798,383
	Universal Display Corp.	36,003	4,598,663
*	Upland Software, Inc.	21,159	315,692
*	Usio, Inc.	4,200	11,970
#*	Varonis Systems, Inc.	10,045	433,944
#*	Veeco Instruments, Inc.	107,588	2,465,917
#*	Verint Systems, Inc.	131,587	7,179,387
*	VeriSign, Inc.	71,033	12,692,887
#*	Verra Mobility Corp.	36,272	508,896
*	Viasat, Inc.	126,831	4,668,649
#*	Viavi Solutions, Inc.	496,738	7,123,223
#	Visa, Inc., Class A	1,052,889	224,402,233
	Vishay Intertechnology, Inc.	322,340	6,005,194
*	Vishay Precision Group, Inc.	29,997	936,206
	VMware, Inc., Class A	54,196	5,855,336
#*	Vonage Holdings Corp.	303,483	6,057,521
	Vontier Corp.	133,970	3,432,311
	Wayside Technology Group, Inc.	9,192	314,826
*	Western Digital Corp.	338,999	17,990,677
	Western Union Co.	509,835	8,544,835
*	WEX, Inc.	50,025	8,316,156
*	Wireless Telecom Group, Inc.	55,860	87,700
#*	Wolfspeed, Inc.	100,664	9,231,895
*	Workday, Inc., Class A	13,900	2,873,130
	Xerox Holdings Corp.	449,766	7,825,928
	Xperi Holding Corp.	323,479	5,046,272
*	Zebra Technologies Corp., Class A	52,502	19,407,889
*	Zendesk, Inc.	14,161	1,728,208
*	Zoom Video Communications, Inc., Class A	25,472	2,536,247
#*	Zscaler, Inc.	14,108	2,860,256

TOTAL INFORMATION TECHNOLOGY			7,092,490,401

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (5.0%)
*	Advanced Emissions Solutions, Inc.	5,208	$31,508
	AdvanSix, Inc.	67,203	2,993,222
#*	AgroFresh Solutions, Inc.	54,123	100,669
	Air Products & Chemicals, Inc.	125,994	29,491,416
	Albemarle Corp.	107,476	20,724,597
	Alcoa Corp.	352,172	23,877,262
*	Allegheny Technologies, Inc.	273,577	7,435,823
*	Alpha Metallurgical Resources, Inc.	8,400	1,299,816
#	Amcor PLC	1,615,087	19,154,932
*	American Biltrite, Inc.	36	5,374
	American Vanguard Corp.	76,378	1,634,489
#*	Ampco-Pittsburgh Corp.	162,224	910,077
	AptarGroup, Inc.	165,827	19,041,914
*	Arconic Corp.	169,291	4,259,362
*	Ardagh Metal Packaging SA	5,790	41,283
	Ashland Global Holdings, Inc.	127,468	13,380,316
*	Aspen Aerogels, Inc.	52,539	1,134,842
	Avery Dennison Corp.	146,530	26,463,318
	Avient Corp.	178,804	8,804,309
*	Axalta Coating Systems Ltd.	602,644	15,289,078
	Balchem Corp.	82,457	10,158,702
	Ball Corp.	338,707	27,489,460
*	Berry Global Group, Inc.	328,232	18,495,873
	Cabot Corp.	137,563	9,058,524
	Carpenter Technology Corp.	120,580	4,603,744
	Celanese Corp.	147,756	21,711,267
*	Century Aluminum Co.	277,319	4,678,372
	CF Industries Holdings, Inc.	376,519	36,458,335
	Chase Corp.	25,373	2,140,466
	Chemours Co.	288,167	9,529,683
*	Clearwater Paper Corp.	111,620	3,695,738
*	Cleveland-Cliffs, Inc.	386,086	9,841,332
#*	Coeur Mining, Inc.	580,125	2,105,854
	Commercial Metals Co.	311,174	12,758,134
#	Compass Minerals International, Inc.	69,105	4,086,179
*	Core Molding Technologies, Inc.	18,851	188,510
	Corteva, Inc.	683,854	39,451,537
	Crown Holdings, Inc.	253,463	27,891,068
	Dow, Inc.	750,633	49,917,094
	DuPont de Nemours, Inc.	152,551	10,057,687
	Eagle Materials, Inc.	112,205	13,837,121
	Eastman Chemical Co.	156,668	16,085,104
	Ecolab, Inc.	103,071	17,454,043
	Ecovyst, Inc.	8,527	85,782
	Element Solutions, Inc.	621,046	12,805,968
#*	Ferroglobe PLC.	137,110	884,359
*††^	Ferroglobe Representation & Warranty Insurance Trust	165,573	0
*	Flotek Industries, Inc.	910,277	1,201,566
	FMC Corp.	158,204	20,968,358
	Fortitude Gold Corp.	54,214	367,571
	Freeport-McMoRan, Inc.	1,347,461	54,639,544
	Friedman Industries, Inc.	15,398	142,739
	FutureFuel Corp.	109,411	1,040,499
#*	GCP Applied Technologies, Inc.	172,141	5,400,063
	Glatfelter Corp.	111,695	1,228,645
	Gold Resource Corp.	189,752	347,246
	Graphic Packaging Holding Co.	1,013,404	22,092,207
	Greif, Inc., Class A	75,813	4,600,333
	Greif, Inc., Class B	32,148	1,876,157

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	60,754	$2,264,909
	Haynes International, Inc.	29,613	1,157,276
	HB Fuller Co.	126,202	8,417,673
	Hecla Mining Co.	1,347,054	7,018,151
	Huntsman Corp.	573,156	19,412,794
*	Ingevity Corp.	109,360	6,550,664
	Innospec, Inc.	59,516	5,672,470
	International Flavors & Fragrances, Inc.	203,680	24,706,384
	International Paper Co.	506,605	23,445,679
*	Intrepid Potash, Inc.	33,722	2,582,431
	Kaiser Aluminum Corp.	34,717	3,350,190
	Koppers Holdings, Inc.	52,218	1,266,809
	Kronos Worldwide, Inc.	191,705	2,917,750
	Linde PLC	171,929	53,634,971
#*	Livent Corp.	378,191	8,078,160
#	Louisiana-Pacific Corp.	308,405	19,898,291
*	LSB Industries, Inc.	204,429	4,376,825
	LyondellBasell Industries NV, Class A	492,153	52,182,983
	Martin Marietta Materials, Inc.	58,468	20,710,535
	Materion Corp.	52,387	4,460,753
	Mercer International, Inc.	226,459	3,625,609
	Minerals Technologies, Inc.	90,475	5,755,115
	Mosaic Co.	460,619	28,751,838
#*	MP Materials Corp.	57,799	2,198,674
	Myers Industries, Inc.	124,768	2,736,162
	Neenah, Inc.	52,992	1,875,917
	NewMarket Corp.	21,784	7,071,304
	Newmont Corp.	528,515	38,502,318
	Nexa Resources SA	10,918	102,192
	Northern Technologies International Corp.	17,402	201,341
	Nucor Corp.	420,849	65,139,008
#*	O-I Glass, Inc.	394,562	5,318,696
	Olin Corp.	431,988	24,796,111
	Olympic Steel, Inc.	54,092	1,856,978
	Packaging Corp. of America	177,765	28,650,385
	PPG Industries, Inc.	316,853	40,554,015
#	Quaker Chemical Corp.	2,492	405,473
	Ramaco Resources, Inc.	18,463	293,377
*	Ranpak Holdings Corp.	4,961	74,812
*	Rayonier Advanced Materials, Inc.	160,055	821,082
	Reliance Steel & Aluminum Co.	161,519	32,021,142
	Resolute Forest Products, Inc.	229,171	3,194,644
	Royal Gold, Inc.	98,520	12,854,890
	RPM International, Inc.	231,586	19,198,479
	Ryerson Holding Corp.	111,001	4,085,947
	Schnitzer Steel Industries, Inc., Class A	74,622	3,405,002
	Schweitzer-Mauduit International, Inc.	91,670	2,306,417
#	Scotts Miracle-Gro Co.	127,816	13,283,917
	Sealed Air Corp.	185,813	11,931,053
	Sensient Technologies Corp.	92,373	7,814,756
	Sherwin-Williams Co.	190,491	52,377,405
	Silgan Holdings, Inc.	336,994	14,952,424
	Sonoco Products Co.	284,367	17,605,161
#	Southern Copper Corp.	99,431	6,191,568
	Steel Dynamics, Inc.	481,497	41,288,368
	Stepan Co.	67,327	6,874,760
*	Summit Materials, Inc., Class A	297,031	8,257,462
	SunCoke Energy, Inc.	198,945	1,655,222
*	Sylvamo Corp.	46,427	2,072,966

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Synalloy Corp.	24,899	$408,095
*	TimkenSteel Corp.	177,100	3,660,657
*	Trecora Resources	57,175	556,884
	Tredegar Corp.	104,052	1,191,395
	TriMas Corp.	128,452	3,794,472
	Trinseo PLC	104,361	4,951,929
	Tronox Holdings PLC, Class A	415,739	7,150,711
	U.S. Steel Corp.	498,453	15,197,832
	United States Lime & Minerals, Inc.	14,087	1,542,667
*	Universal Stainless & Alloy Products, Inc.	32,024	278,609
	Valvoline, Inc.	334,586	10,114,535
#*	Venator Materials PLC	130,745	243,186
	Vulcan Materials Co.	124,001	21,364,132
	Warrior Met Coal, Inc.	126,547	4,311,456
	Westlake Corp.	140,920	17,833,426
	WestRock Co.	327,363	16,214,289
	Worthington Industries, Inc.	126,194	6,003,049

TOTAL MATERIALS			1,582,473,483

REAL ESTATE — (0.3%)
#*	AMREP Corp.	14,457	185,917
*	CBRE Group, Inc., Class A	360,063	29,899,632
*	CKX Lands, Inc.	2,161	25,251
#*	Cushman & Wakefield PLC	52,389	937,763
	Douglas Elliman, Inc.	124,404	753,888
#	eXp World Holdings, Inc.	12,064	161,537
*	Five Point Holdings LLC, Class A	3,804	22,253
*	Forestar Group, Inc.	21,917	357,466
*	FRP Holdings, Inc.	23,658	1,336,914
*	Howard Hughes Corp.	87,682	8,793,628
	Indus Realty Trust, Inc.	228	16,291
*	InterGroup Corp.	677	36,213
*	Jones Lang LaSalle, Inc.	107,683	23,553,503
*»	JW Mays, Inc.	2,713	110,419
	Kennedy-Wilson Holdings, Inc.	336,154	7,580,273
	Marcus & Millichap, Inc.	96,875	4,339,031
*	Maui Land & Pineapple Co., Inc.	13,708	157,505
	Newmark Group, Inc., Class A	485,418	5,897,829
*	Rafael Holdings, Inc., Class B	38,641	83,078
	RE/MAX Holdings, Inc., Class A	45,388	1,064,802
*	Realogy Holdings Corp.	280,301	3,072,099
#*	Redfin Corp.	26,300	293,245
	RMR Group, Inc., Class A	30,102	821,183
	St. Joe Co.	198,468	10,560,482
*	Stratus Properties, Inc.	22,438	942,396
*	Tejon Ranch Co.	73,433	1,344,558
#*	Trinity Place Holdings, Inc.	16,938	22,358
#*	Zillow Group, Inc., Class A	49,328	1,906,527
#*	Zillow Group, Inc., Class C	150,468	5,991,636

TOTAL REAL ESTATE			110,267,677

UTILITIES — (1.9%)
	AES Corp.	497,941	10,167,955
	ALLETE, Inc.	78,390	4,651,663
	Alliant Energy Corp.	141,127	8,299,679
	Ameren Corp.	144,378	13,412,716
	American Electric Power Co., Inc.	128,710	12,756,448
	American States Water Co.	56,210	4,421,479

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	American Water Works Co., Inc.	105,607	$16,271,927
	Artesian Resources Corp., Class A	17,059	793,244
#	Atlantica Sustainable Infrastructure PLC	234,494	7,245,865
#	Atmos Energy Corp.	78,451	8,896,343
#	Avangrid, Inc.	62,463	2,770,234
#	Avista Corp.	102,191	4,145,889
	Black Hills Corp.	111,989	8,202,074
	Brookfield Renewable Corp., Class A	69,657	2,500,686
	California Water Service Group.	92,876	4,817,478
	CenterPoint Energy, Inc.	297,695	9,112,444
	Chesapeake Utilities Corp.	33,768	4,226,741
	Clearway Energy, Inc., Class A	67,535	1,919,345
#	Clearway Energy, Inc., Class C	140,081	4,276,673
	CMS Energy Corp.	165,770	11,386,741
	Consolidated Edison, Inc.	139,189	12,908,388
	Consolidated Water Co. Ltd.	40,703	442,849
	Constellation Energy Corp.	76,309	4,518,256
	Dominion Energy, Inc.	170,652	13,932,029
	DTE Energy Co.	109,778	14,385,309
	Duke Energy Corp.	151,638	16,704,442
	Edison International	211,080	14,520,193
	Entergy Corp.	116,917	13,895,585
	Essential Utilities, Inc.	201,348	9,012,336
	Evergy, Inc.	171,898	11,663,279
	Eversource Energy	148,396	12,969,810
	Exelon Corp.	228,927	10,709,205
	FirstEnergy Corp.	314,908	13,638,665
	Genie Energy Ltd., Class B	60,892	395,189
	Hawaiian Electric Industries, Inc.	122,659	5,042,512
	IDACORP, Inc.	68,279	7,181,585
#	Macquarie Infrastructure Holdings LLC	107,613	403,549
	MGE Energy, Inc.	65,025	5,063,497
#	Middlesex Water Co.	35,564	3,163,418
	National Fuel Gas Co.	93,204	6,536,397
	New Jersey Resources Corp.	192,921	8,326,470
	NextEra Energy, Inc.	427,752	30,378,947
	NiSource, Inc.	284,011	8,270,400
	Northwest Natural Holding Co.	47,422	2,268,194
#	NorthWestern Corp.	76,091	4,313,599
	NRG Energy, Inc.	655,006	23,514,715
#	OGE Energy Corp.	209,231	8,093,055
	ONE Gas, Inc.	84,597	7,137,449
#	Ormat Technologies, Inc.	137,949	10,718,637
	Otter Tail Corp.	85,677	4,965,839
#*	PG&E Corp.	669,621	8,470,706
#	Pinnacle West Capital Corp.	101,396	7,219,395
	PNM Resources, Inc.	170,699	7,964,815
	Portland General Electric Co.	146,521	6,934,839
	PPL Corp.	447,715	12,674,812
	Public Service Enterprise Group, Inc.	241,400	16,815,924
*	Pure Cycle Corp.	41,462	433,278
	RGC Resources, Inc.	16,102	334,922
	Sempra Energy	71,702	11,569,835
	SJW Group.	63,604	3,752,636
	South Jersey Industries, Inc.	154,488	5,281,945
	Southern Co.	226,157	16,597,662
	Southwest Gas Holdings, Inc.	73,783	6,501,020
#	Spire, Inc.	73,774	5,367,059
#*	Sunnova Energy International, Inc.	75,786	1,308,824

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
UGI Corp.	223,261	$7,657,852
Unitil Corp.	32,521	1,658,571
# Via Renewables, Inc.	15,216	108,642
Vistra Corp.	778,849	19,486,802
WEC Energy Group, Inc.	133,404	13,347,070
Xcel Energy, Inc.	183,560	13,447,606
York Water Co.	29,489	1,140,635

TOTAL UTILITIES		593,424,272

TOTAL COMMON STOCKS		30,796,821,836

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	24,077	652,728

CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	16,745	1,364,383

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	73,575	2,100,566

TOTAL PREFERRED STOCKS.		4,117,677

TOTAL INVESTMENT SECURITIES (Cost $14,189,682,249)		30,800,939,513

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.290%	270,682,453	270,682,453

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	60,773,307	702,964,838

TOTAL INVESTMENTS — (100.0%) (Cost $15,163,231,111)		$31,774,586,804

As of April 30, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,292	06/17/22	$274,421,666	$266,636,500	$(7,785,166)

Total Futures Contracts			$274,421,666	$266,636,500	$(7,785,166)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,996,503,388	$169,473	$11,939	$1,996,684,800
Consumer Discretionary	3,449,894,946	—	7,324	3,449,902,270
Consumer Staples	2,076,757,962	111,544	—	2,076,869,506
Energy	1,549,478,328	—	—	1,549,478,328

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Financials	$4,399,561,169	$114,430	—		$4,399,675,599
Health Care	3,752,112,291	44,420	$2,375,035		3,754,531,746
Industrials	4,189,690,449	1,333,305	—		4,191,023,754
Information Technology	7,092,489,804	—	597		7,092,490,401
Materials	1,582,473,483	—	—		1,582,473,483
Real Estate	110,157,258	110,419	—		110,267,677
Utilities	593,424,272	—	—		593,424,272
Preferred Stocks
Communication Services	652,728	—	—		652,728
Consumer Discretionary	1,364,383	—	—		1,364,383
Industrials	2,100,566	—	—		2,100,566
Temporary Cash Investments	270,682,453	—	—		270,682,453
Securities Lending Collateral	—	702,964,838	—		702,964,838
Futures Contracts**	(7,785,166)	—	—		(7,785,166)

TOTAL	$31,059,558,314	$704,848,429	$2,394,895	^	$31,766,801,638

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (5.9%)
	Activision Blizzard, Inc.	35,792	$2,705,875
*	Alphabet, Inc., Class A	10,216	23,314,853
*	Alphabet, Inc., Class C	10,629	24,439,579
*	Altice USA, Inc., Class A	31,187	289,415
#*	AMC Networks, Inc., Class A	27,258	889,429
#*	Angi, Inc.	36,343	160,273
*	Anterix, Inc.	7,672	397,717
	AT&T, Inc.	728,166	13,733,211
#	ATN International, Inc.	22,236	878,322
*	Audacy, Inc.	57,724	146,619
*	Ballantyne Strong, Inc.	7,403	22,579
*	Boston Omaha Corp., Class A	235	4,897
#	Cable One, Inc.	1,282	1,495,068
#*	Cargurus, Inc.	32,833	1,072,982
*	Cars.com, Inc.	58,406	649,475
*	Charter Communications, Inc., Class A	7,223	3,094,983
*	Cinemark Holdings, Inc.	61,069	968,554
	Cogent Communications Holdings, Inc.	12,352	722,592
	Comcast Corp., Class A	414,662	16,486,961
*	comScore, Inc.	36,956	74,651
*	Consolidated Communications Holdings, Inc.	63,509	377,879
*	Contra Costa Communications	2,486	0
*	Cumulus Media, Inc., Class A	800	11,016
*	Daily Journal Corp.	563	144,775
*	DHI Group, Inc.	44,943	249,883
#*	DISH Network Corp., Class A	117,268	3,343,311
*	EchoStar Corp., Class A	47,851	1,117,321
	Electronic Arts, Inc.	9,605	1,133,870
	Entravision Communications Corp., Class A	62,511	323,182
*	EW Scripps Co., Class A	76,118	1,252,902
*	Facebook, Inc., Class A	188,733	37,835,305
	Fox Corp., Class A	92,467	3,314,017
	Fox Corp., Class B	102,451	3,405,471
*	Gaia, Inc.	6,225	30,752
*	Gannett Co., Inc.	139,204	558,208
	Gray Television, Inc.	76,583	1,418,317
	Gray Television, Inc., Class A	2,300	39,402
*	Hemisphere Media Group, Inc.	17,432	67,810
*	IDT Corp., Class B	62,410	1,652,617
*	iHeartMedia, Inc., Class A	61,951	990,597
*	IMAX Corp.	43,682	691,049
	Interpublic Group of Cos., Inc.	80,376	2,621,865
*	Iridium Communications, Inc.	119,893	4,281,379
	John Wiley & Sons, Inc., Class A	36,894	1,877,536
	John Wiley & Sons, Inc., Class B	2,087	107,084
*	Liberty Broadband Corp., Class A	3,632	391,021
*»	Liberty Broadband Corp., Class B	234	26,536
*	Liberty Broadband Corp., Class C	37,226	4,162,611
*	Liberty Latin America Ltd., Class A	9,861	91,116
*	Liberty Latin America Ltd., Class C	153,094	1,414,589
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	204,249
*»	Liberty Media Corp.-Liberty Braves, Class B	93	2,653
*	Liberty Media Corp.-Liberty Braves, Class C	18,966	476,236

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Media Corp.-Liberty Formula One, Class A	19,396	$1,113,718
#*	Liberty Media Corp.-Liberty Formula One, Class C	151,032	9,413,825
*	Liberty Media Corp.-Liberty SiriusXM, Class A	13,224	553,160
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	13,418
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	2,075,405
#*	Lions Gate Entertainment Corp., Class A	70,340	948,887
*	Lions Gate Entertainment Corp., Class B	124,088	1,559,786
*	Live Nation Entertainment, Inc.	11,490	1,205,071
*	Loyalty Ventures, Inc.	8,776	112,245
	Lumen Technologies, Inc.	569,610	5,730,277
#*	Madison Square Garden Entertainment Corp.	19,769	1,448,079
*	Marchex, Inc., Class B	1,280	2,227
#*	Marcus Corp.	19,647	309,047
*	Match Group, Inc.	9,850	779,628
††	Media General, Inc.	38,825	4,803
#	National CineMedia, Inc.	4,088	9,034
	New York Times Co., Class A	37,573	1,439,797
	News Corp., Class A	174,543	3,466,424
	News Corp., Class B	90,843	1,808,684
	Nexstar Media Group, Inc., Class A	33,800	5,354,596
	Omnicom Group, Inc.	38,949	2,965,187
#	Paramount Global, Class A	3,778	119,196
#	Paramount Global, Class B	119,290	3,473,725
*	Pinterest, Inc., Class A	12,559	257,711
*	QuinStreet, Inc.	35,147	334,248
*	Reading International, Inc., Class A	17,826	71,126
	Scholastic Corp.	31,899	1,175,478
*	Sciplay Corp., Class A	6,482	86,600
#	Shenandoah Telecommunications Co.	57,187	1,155,177
#	Sirius XM Holdings, Inc.	120,878	725,268
	Spok Holdings, Inc.	38,274	263,325
*	Spotify Technology SA	743	75,526
#*	Take-Two Interactive Software, Inc.	11,471	1,370,899
#*	TechTarget, Inc.	17,658	1,188,560
	TEGNA, Inc.	194,817	4,295,715
	Telephone & Data Systems, Inc.	97,376	1,783,928
#*	Telesat Corp.	1,933	21,727
#*	Thryv Holdings, Inc.	4,798	123,932
*	T-Mobile U.S., Inc.	68,202	8,398,394
*	Townsquare Media, Inc., Class A	16,264	177,278
*	Travelzoo	12,456	85,946
*	TripAdvisor, Inc.	38,753	994,790
*	TrueCar, Inc.	80,361	287,692
*	Twitter, Inc.	27,266	1,336,579
*	U.S. Cellular Corp.	34,604	995,903
*	Urban One, Inc.	25,200	152,208
	Verizon Communications, Inc.	403,352	18,675,198
*	Walt Disney Co.	79,064	8,825,914
*	Warner Bros Discovery, Inc.	380,271	6,901,919
*	WideOpenWest, Inc.	16,193	324,670
#	World Wrestling Entertainment, Inc., Class A	14,789	863,530
*	Yelp, Inc.	40,748	1,325,532
*	Zedge, Inc., Class B	5,669	29,139
*	Ziff Davis, Inc.	32,238	2,848,550
*	Zynga, Inc., Class A	508,493	4,205,237

TOTAL COMMUNICATION SERVICES			278,426,512

CONSUMER DISCRETIONARY — (10.2%)
*	Cheesecake Factory, Inc.	26,709	985,829

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	1-800-Flowers.com, Inc., Class A	37,182	$379,256
#*	2U, Inc.	36,502	364,290
	Aaron’s Co., Inc.	37,551	770,922
*	Abercrombie & Fitch Co., Class A	65,170	2,253,579
#	Academy Sports & Outdoors, Inc.	14,625	546,390
	Acushnet Holdings Corp.	65,531	2,669,733
*	Adient PLC	52,415	1,789,448
#	ADT, Inc.	288,629	1,977,109
#*	Adtalem Global Education, Inc.	44,112	1,292,923
	Advance Auto Parts, Inc.	16,744	3,342,605
	AMCON Distributing Co.	438	73,343
*	American Axle & Manufacturing Holdings, Inc.	96,191	636,784
#	American Eagle Outfitters, Inc.	192,536	2,909,219
#*	American Outdoor Brands, Inc.	14,342	180,709
*	American Public Education, Inc.	18,666	362,867
#*	America’s Car-Mart, Inc.	8,133	657,553
*	Aptiv PLC	17,650	1,877,960
	Aramark	111,373	4,037,271
*	Ark Restaurants Corp.	2,975	53,550
*	Asbury Automotive Group, Inc.	19,530	3,587,856
	Autoliv, Inc.	26,841	1,977,645
*	AutoNation, Inc.	44,678	5,178,627
*	Barnes & Noble Education, Inc.	12,599	38,301
	Bassett Furniture Industries, Inc.	9,023	149,421
	Bath & Body Works, Inc.	16,472	871,204
*	Beazer Homes USA, Inc.	28,393	428,166
#*	Bed Bath & Beyond, Inc.	118,427	1,611,791
	Best Buy Co., Inc.	38,802	3,489,464
#	Big 5 Sporting Goods Corp.	27,233	394,062
#	Big Lots, Inc.	34,836	1,076,432
*	Biglari Holdings, Inc., Class A	142	97,023
*	Biglari Holdings, Inc., Class B	1,757	239,637
*	BJ’s Restaurants, Inc.	22,547	626,581
#	Bloomin’ Brands, Inc.	69,883	1,536,727
	Bluegreen Vacations Holding Corp.	9,724	255,741
*	Boot Barn Holdings, Inc.	35,095	3,160,656
	BorgWarner, Inc.	210,764	7,762,438
	Boyd Gaming Corp.	57,508	3,483,835
*	Bright Horizons Family Solutions, Inc.	11,771	1,344,719
*	Brinker International, Inc.	13,204	479,701
	Brunswick Corp.	50,302	3,803,334
#	Buckle, Inc.	25,922	805,137
	Build-A-Bear Workshop, Inc.	13,613	257,830
*	Burlington Stores, Inc.	2,401	488,748
*	Caesars Entertainment, Inc.	17,048	1,129,941
	Caleres, Inc.	34,981	802,114
#*	Callaway Golf Co.	2,189	48,027
	Camping World Holdings, Inc., Class A	10,608	272,413
*	Capri Holdings Ltd.	44,674	2,130,950
*	CarMax, Inc.	27,252	2,337,677
#*	Carnival Corp.	120,366	2,082,332
*	CarParts.com, Inc.	22,107	132,421
	Carriage Services, Inc.	24,853	1,065,945
#	Carrols Restaurant Group, Inc.	41,335	66,136
	Carter’s, Inc.	22,510	1,896,242
#	Cato Corp., Class A	18,848	255,390
*	Cavco Industries, Inc.	7,684	1,815,345
	Century Communities, Inc.	28,311	1,492,556
*	Chegg, Inc.	7,692	190,300

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Chico’s FAS, Inc.	39,666	$210,230
*	Children’s Place, Inc.	13,873	642,736
#	Choice Hotels International, Inc.	8,184	1,149,525
	Churchill Downs, Inc.	2,565	520,541
*	Chuy’s Holdings, Inc.	14,866	371,799
#*	Citi Trends, Inc.	8,687	242,975
	Clarus Corp.	34,308	766,784
	Columbia Sportswear Co.	32,436	2,664,942
#*	Conn’s, Inc.	31,161	487,670
*	Container Store Group, Inc.	9,288	71,053
#††	Contra Zagg, Inc.	25,325	2,279
#*	Cooper-Standard Holdings, Inc.	19,388	89,379
#	Cracker Barrel Old Country Store, Inc.	13,817	1,533,549
*	Crocs, Inc.	24,501	1,627,601
	Crown Crafts, Inc.	2,196	13,747
	Culp, Inc.	13,186	85,182
	Dana, Inc.	120,134	1,779,185
	Darden Restaurants, Inc.	16,601	2,186,850
*	Dave & Buster’s Entertainment, Inc.	30,313	1,379,242
*	Deckers Outdoor Corp.	10,419	2,768,849
*	Delta Apparel, Inc.	12,387	358,975
#*	Denny’s Corp.	22,857	293,027
	Designer Brands, Inc., Class A	53,151	734,547
#	Dick’s Sporting Goods, Inc.	45,153	4,353,652
#	Dillard’s, Inc., Class A	28,966	8,800,160
	Dine Brands Global, Inc.	1,652	118,432
	Dollar General Corp.	15,330	3,641,335
*	Dollar Tree, Inc.	31,716	5,152,264
	Domino’s Pizza, Inc.	3,037	1,026,506
*	Dorman Products, Inc.	28,751	2,838,299
	DR Horton, Inc.	127,178	8,850,317
	eBay, Inc.	25,601	1,329,204
	Educational Development Corp.	6,574	43,060
*	El Pollo Loco Holdings, Inc.	35,651	379,683
#	Escalade, Inc.	12,824	168,636
#	Ethan Allen Interiors, Inc.	26,692	633,668
#*	Etsy, Inc.	4,577	426,531
*	Expedia Group, Inc.	4,495	785,501
*	Fiesta Restaurant Group, Inc.	16,154	109,847
*	Five Below, Inc.	10,014	1,573,199
	Flanigan’s Enterprises, Inc.	300	11,160
#	Flexsteel Industries, Inc.	8,594	186,404
*	Floor & Decor Holdings, Inc., Class A	15,459	1,232,391
	Foot Locker, Inc.	77,357	2,267,334
	Ford Motor Co.	462,094	6,543,251
*	Fossil Group, Inc.	43,563	430,402
*	Fox Factory Holding Corp.	13,049	1,068,452
#	Franchise Group, Inc.	2,692	100,385
*	frontdoor, Inc.	22,151	684,687
#*	Full House Resorts, Inc.	19,188	173,651
#*	Funko, Inc., Class A	10,407	169,530
#	Gap, Inc.	169,540	2,105,687
	Garmin Ltd.	22,692	2,490,220
*	General Motors Co.	208,405	7,900,634
*	Genesco, Inc.	14,308	887,525
	Gentex Corp.	155,770	4,571,850
*	Gentherm, Inc.	32,515	2,192,161
	Genuine Parts Co.	16,918	2,200,186
*	G-III Apparel Group Ltd.	45,437	1,203,172

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Goodyear Tire & Rubber Co.	158,834	$2,115,669
#*	GoPro, Inc., Class A	52,693	470,022
	Graham Holdings Co., Class B	4,229	2,505,133
*	Grand Canyon Education, Inc.	25,569	2,453,857
*	Green Brick Partners, Inc.	22,902	451,169
	Group 1 Automotive, Inc.	15,409	2,683,323
	Guess?, Inc.	59,084	1,327,617
#	H&R Block, Inc.	69,238	1,805,035
#	Hamilton Beach Brands Holding Co., Class A	17,718	165,840
	Hanesbrands, Inc.	144,709	1,918,841
	Harley-Davidson, Inc.	104,441	3,806,874
	Hasbro, Inc.	16,501	1,453,078
#	Haverty Furniture Cos., Inc.	19,633	487,487
	Haverty Furniture Cos., Inc., Class A	1,796	44,146
#*	Helen of Troy Ltd.	20,370	4,369,569
	Hibbett, Inc.	15,878	685,612
*	Hilton Grand Vacations, Inc.	48,053	2,250,322
	Hooker Furnishings Corp.	11,517	194,177
*	Horizon Global Corp.	19,302	71,803
*	Hovnanian Enterprises, Inc., Class A	1,022	47,032
*	Hyatt Hotels Corp., Class A	26,200	2,487,952
#	Installed Building Products, Inc.	19,856	1,597,812
#	International Game Technology PLC	102,105	2,228,952
*	iRobot Corp.	18,045	913,979
#	Jack in the Box, Inc.	6,082	503,346
	Johnson Outdoors, Inc., Class A	12,917	987,892
	KB Home.	80,690	2,616,777
	Kohl’s Corp.	114,994	6,655,853
	Kontoor Brands, Inc.	24,669	980,099
*	Lakeland Industries, Inc.	7,500	121,350
#*	Lands’ End, Inc.	11,629	163,039
*	Las Vegas Sands Corp.	15,717	556,853
	Laureate Education, Inc., Class A	84,127	953,159
	La-Z-Boy, Inc.	45,566	1,197,474
#	LCI Industries	25,955	2,525,941
	Lear Corp.	52,945	6,773,783
	Leggett & Platt, Inc.	56,008	1,995,565
	Lennar Corp., Class A	86,062	6,582,882
	Lennar Corp., Class B	9,841	641,633
#	Levi Strauss & Co., Class A	9,166	165,996
#*	LGI Homes, Inc.	24,836	2,327,382
	Lifetime Brands, Inc.	22,906	289,074
*	Lincoln Educational Services Corp.	12,212	87,316
*	Liquidity Services, Inc.	37,467	540,274
	Lithia Motors, Inc.	18,484	5,233,375
	LKQ Corp.	61,097	3,032,244
*	LL Flooring Holdings, Inc.	4,906	67,752
*	Lovesac Co.	8,026	351,860
*	M/I Homes, Inc.	33,882	1,500,295
	Macy’s, Inc.	263,459	6,367,804
#*	Malibu Boats, Inc., Class A	20,283	1,020,032
#	Marine Products Corp.	15,913	186,819
*	MarineMax, Inc.	26,965	1,103,408
	Marriott Vacations Worldwide Corp.	32,640	4,874,131
*	MasterCraft Boat Holdings, Inc.	18,751	451,337
*	Mattel, Inc.	85,940	2,089,201
	McDonald’s Corp.	1,857	462,690
	MDC Holdings, Inc.	82,456	3,043,451
*	Meritage Homes Corp.	35,556	2,935,148

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	MGM Resorts International	55,466	$2,276,325
*	Modine Manufacturing Co.	50,652	400,151
*	Mohawk Industries, Inc.	45,811	6,462,100
*	Monarch Casino & Resort, Inc.	5,624	394,524
	Monro, Inc.	27,044	1,236,722
#*	Motorcar Parts of America, Inc.	22,004	334,681
	Movado Group, Inc.	14,193	510,522
	Murphy USA, Inc.	35,401	8,269,674
	Nathan’s Famous, Inc.	4,206	199,238
#*	National Vision Holdings, Inc.	45,424	1,710,214
*	Nautilus, Inc.	29,587	89,057
	Newell Brands, Inc.	295,559	6,842,191
	Nobility Homes, Inc.	1,284	42,340
	Nordstrom, Inc.	34,419	884,568
#*	Norwegian Cruise Line Holdings Ltd.	90,575	1,814,217
*	NVR, Inc.	674	2,949,566
*	ODP Corp.	36,903	1,587,936
#*	Ollie’s Bargain Outlet Holdings, Inc.	33,756	1,621,976
	Oxford Industries, Inc.	16,622	1,489,331
	Papa John’s International, Inc.	7,165	652,373
	Patrick Industries, Inc.	24,604	1,531,599
*	Peloton Interactive, Inc., Class A	3,979	69,871
#*	Penn National Gaming, Inc.	31,008	1,133,963
	Penske Automotive Group, Inc.	101,131	10,600,551
*	Perdoceo Education Corp.	70,479	787,955
#	PetMed Express, Inc.	15,853	347,181
*	Planet Fitness, Inc., Class A	9,900	792,297
*	Playa Hotels & Resorts NV	71,600	675,904
#	Polaris, Inc.	20,839	1,978,455
	Pool Corp.	1,426	577,844
*	Potbelly Corp.	8,889	57,245
	PulteGroup, Inc.	146,869	6,133,249
#*	Purple Innovation, Inc.	28,823	118,751
	PVH Corp.	40,828	2,971,462
»	QEP Co., Inc.	1,575	38,430
*	QuantumScape Corp.	19,644	293,481
*	Quotient Technology, Inc.	63,283	336,033
	Qurate Retail, Inc., Class A	232,336	978,135
	Ralph Lauren Corp.	24,732	2,580,537
	RCI Hospitality Holdings, Inc.	9,765	605,039
#*	Red Robin Gourmet Burgers, Inc.	11,417	150,590
	Red Rock Resorts, Inc., Class A	21,324	937,403
#	Rent-A-Center, Inc.	51,114	1,232,870
#*	Revolve Group, Inc.	9,318	393,779
*	RH	2,787	936,766
	Rocky Brands, Inc.	7,323	282,009
	Ross Stores, Inc.	14,432	1,439,881
#*	Royal Caribbean Cruises Ltd.	20,319	1,579,396
	Ruth’s Hospitality Group, Inc.	27,514	576,969
#*	Sally Beauty Holdings, Inc.	92,522	1,398,933
*	Scientific Games Corp., Class A	19,895	1,115,314
*	SeaWorld Entertainment, Inc.	28,528	1,923,928
	Service Corp. International	89,573	5,876,885
*	Shake Shack, Inc., Class A	14,745	852,703
#	Shoe Carnival, Inc.	30,438	918,923
	Shutterstock, Inc.	16,849	1,275,806
#	Signet Jewelers Ltd.	46,478	3,262,756
*	Skechers USA, Inc., Class A	89,150	3,414,445
*	Skyline Champion Corp.	43,338	2,211,972

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Sleep Number Corp.	12,790	$518,762
	Smith & Wesson Brands, Inc.	56,019	769,141
	Sonic Automotive, Inc., Class A	40,894	1,740,040
#*	Sonos, Inc.	48,361	1,103,598
*	Sportsman’s Warehouse Holdings, Inc.	30,710	295,123
	Standard Motor Products, Inc.	30,561	1,304,343
	Steven Madden Ltd.	64,835	2,662,125
*	Stitch Fix, Inc., Class A	2,909	27,636
*	Stoneridge, Inc.	31,731	625,418
	Strategic Education, Inc.	24,634	1,591,356
*	Strattec Security Corp.	3,345	118,580
*	Stride, Inc.	46,169	1,814,442
	Superior Group of Cos., Inc.	15,854	252,079
*	Superior Industries International, Inc.	21,539	69,571
	Tapestry, Inc.	168,413	5,544,156
	Target Corp.	27,480	6,283,302
*	Taylor Morrison Home Corp.	126,306	3,307,954
	Tempur Sealy International, Inc.	35,385	959,287
#*	Tenneco, Inc., Class A	23,806	408,749
*	Terminix Global Holdings, Inc.	69,923	3,208,766
	Texas Roadhouse, Inc.	21,627	1,780,551
#	Thor Industries, Inc.	37,519	2,872,079
	Tilly’s, Inc., Class A	23,107	203,804
	Toll Brothers, Inc.	94,747	4,393,418
*	TopBuild Corp.	31,827	5,765,143
	Tractor Supply Co.	17,500	3,525,375
	Travel & Leisure Co.	18,662	1,035,368
*	TravelCenters of America, Inc.	10,101	383,939
*	Tri Pointe Homes, Inc.	103,909	2,147,799
*	Tupperware Brands Corp.	6,904	121,372
*	Ulta Beauty, Inc.	6,395	2,537,536
*	Under Armour, Inc., Class A	16,694	256,420
*	Under Armour, Inc., Class C	23,767	337,254
*	Unifi, Inc.	19,615	287,752
*	Universal Electronics, Inc.	16,636	490,762
*	Universal Technical Institute, Inc.	27,693	286,899
*	Urban Outfitters, Inc.	90,047	2,143,119
	Vail Resorts, Inc.	5,219	1,326,461
#*	Vera Bradley, Inc.	52,671	323,927
	VF Corp.	20,136	1,047,072
*	Victoria’s Secret & Co.	5,490	258,689
*	Vince Holding Corp.	1,700	15,487
*	Vista Outdoor, Inc.	58,723	2,068,811
*	Visteon Corp.	16,990	1,779,023
*	VOXX International Corp.	36,231	274,269
#*	Wayfair, Inc., Class A	300	23,082
	Wendy’s Co.	146,718	2,899,148
	Weyco Group, Inc.	10,880	267,757
	Whirlpool Corp.	38,025	6,902,298
#	Williams-Sonoma, Inc.	31,734	4,140,652
	Wingstop, Inc.	6,906	633,695
	Winmark Corp.	2,807	570,382
#	Winnebago Industries, Inc.	32,980	1,753,876
	Wolverine World Wide, Inc.	65,467	1,297,556
#*	WW International, Inc.	6,975	68,285
	Wyndham Hotels & Resorts, Inc.	19,618	1,725,599
#*	Wynn Resorts Ltd.	7,029	495,404
#*	XPEL, Inc.	5,492	237,639
#*	YETI Holdings, Inc.	14,854	725,915

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Zovio, Inc.	56,782	$41,440
#*	Zumiez, Inc.	29,480	1,079,852

TOTAL CONSUMER DISCRETIONARY			481,861,137

CONSUMER STAPLES — (5.1%)
	Albertsons Cos., Inc., Class A	2,000	62,560
	Alico, Inc.	7,614	302,047
	Andersons, Inc.	28,873	1,450,291
	Archer-Daniels-Midland Co.	81,284	7,279,795
	B&G Foods, Inc.	62,724	1,689,157
*	BellRing Brands, Inc.	80,404	1,723,058
*	BJ’s Wholesale Club Holdings, Inc.	19,268	1,239,896
#*	Boston Beer Co., Inc. (The), Class A	2,473	927,375
*	Bridgford Foods Corp.	4,114	53,482
	Brown-Forman Corp., Class A	3,283	204,925
	Brown-Forman Corp., Class B	800	53,952
	Bunge Ltd.	114,831	12,989,683
	Calavo Growers, Inc.	14,346	519,899
#	Cal-Maine Foods, Inc.	37,112	1,994,028
	Campbell Soup Co.	66,808	3,154,674
	Casey’s General Stores, Inc.	18,796	3,783,635
#*	Celsius Holdings, Inc.	3,888	202,176
*	Central Garden & Pet Co.	20,939	916,919
*	Central Garden & Pet Co., Class A	49,488	2,047,813
#*	Chefs’ Warehouse, Inc.	36,090	1,320,894
	Church & Dwight Co., Inc.	20,030	1,954,127
	Coca-Cola Co.	42,381	2,738,236
	Coca-Cola Consolidated, Inc.	7,711	3,404,406
	Coffee Holding Co., Inc.	1,900	5,738
	Conagra Brands, Inc.	96,132	3,357,891
	Constellation Brands, Inc., Class A	7,145	1,758,313
	Costco Wholesale Corp.	7,743	4,117,108
*	Coty, Inc., Class A	383,859	3,113,096
*	Darling Ingredients, Inc.	65,425	4,801,541
#	Edgewell Personal Care Co.	48,406	1,846,205
*	elf Beauty, Inc.	45,692	1,111,686
	Energizer Holdings, Inc.	58,620	1,775,600
*	Farmer Bros Co.	18,501	116,186
	Flowers Foods, Inc.	126,752	3,361,463
	Fresh Del Monte Produce, Inc.	60,762	1,582,850
#*	Freshpet, Inc.	10,006	934,060
	General Mills, Inc.	54,074	3,824,654
#*	Grocery Outlet Holding Corp.	66,958	2,254,476
*	Hain Celestial Group, Inc.	80,482	2,699,366
*	Herbalife Nutrition Ltd.	22,190	589,810
	Hershey Co.	5,788	1,306,757
	Hormel Foods Corp.	45,106	2,363,103
*	Hostess Brands, Inc.	117,508	2,666,257
	Ingles Markets, Inc., Class A	11,945	1,112,318
	Ingredion, Inc.	48,266	4,107,919
	Inter Parfums, Inc.	25,661	2,097,274
	J M Smucker Co.	38,387	5,256,332
	J&J Snack Foods Corp.	12,350	1,848,795
	John B. Sanfilippo & Son, Inc.	13,938	1,082,146
	Kellogg Co.	32,803	2,247,005
	Keurig Dr Pepper, Inc.	56,539	2,114,559
	Kraft Heinz Co.	85,992	3,665,839
	Kroger Co.	148,256	7,999,894
	Lamb Weston Holdings, Inc.	5,072	335,259

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Lancaster Colony Corp.	14,655	$2,274,163
*	Landec Corp.	45,500	452,725
*	Lifevantage Corp.	2,000	7,800
#*	Lifeway Foods, Inc.	6,493	37,140
#	Limoneira Co.	14,670	175,160
	McCormick & Co., Inc.	23,510	2,364,401
#	McCormick & Co., Inc.	2,128	216,567
	Medifast, Inc.	10,658	1,900,961
#	MGP Ingredients, Inc.	22,542	2,058,761
	Molson Coors Beverage Co., Class A	23	1,352
	Molson Coors Beverage Co., Class B	85,831	4,646,890
	Mondelez International, Inc., Class A	66,070	4,260,194
*	Monster Beverage Corp.	15,666	1,342,263
#	National Beverage Corp.	29,812	1,314,113
*	Natural Alternatives International, Inc.	8,015	78,467
	Natural Grocers by Vitamin Cottage, Inc.	19,128	390,020
	Natural Health Trends Corp.	995	6,995
*	Nature’s Sunshine Products, Inc.	15,233	252,258
	Nu Skin Enterprises, Inc., Class A	37,974	1,619,211
	Oil-Dri Corp. of America	4,973	124,076
*	Performance Food Group Co.	108,666	5,351,800
	Philip Morris International, Inc.	24,545	2,454,500
*	Pilgrim’s Pride Corp.	105,011	2,977,062
*	Post Holdings, Inc.	62,190	4,626,314
	PriceSmart, Inc.	26,370	2,095,097
	Procter & Gamble Co.	90,151	14,473,743
#	Reynolds Consumer Products, Inc.	3,464	102,500
#*	Rite Aid Corp.	28,229	179,819
	Rocky Mountain Chocolate Factory, Inc.	5,160	34,108
#*	S&W Seed Co.	14,868	20,518
	Sanderson Farms, Inc.	19,734	3,737,028
	Seaboard Corp.	581	2,454,719
*	Seneca Foods Corp., Class A	6,380	346,115
*»	Seneca Foods Corp., Class B	1,251	69,806
*	Simply Good Foods Co.	75,394	3,140,160
	SpartanNash Co.	30,260	1,037,313
	Spectrum Brands Holdings, Inc.	29,180	2,482,343
*	Sprouts Farmers Market, Inc.	92,519	2,757,066
#	Tootsie Roll Industries, Inc.	29,710	1,040,741
*	TreeHouse Foods, Inc.	46,507	1,464,971
#	Turning Point Brands, Inc.	17,054	535,325
	Tyson Foods, Inc., Class A	113,483	10,572,076
*	U.S. Foods Holding Corp.	57,892	2,177,897
*	United Natural Foods, Inc.	67,432	2,894,856
	United-Guardian, Inc.	1,872	40,323
	Universal Corp.	20,980	1,213,693
*	USANA Health Sciences, Inc.	18,814	1,442,281
	Vector Group Ltd.	42,078	535,232
	Village Super Market, Inc., Class A	16,232	376,420
	Walgreens Boots Alliance, Inc.	133,350	5,654,040
	Walmart, Inc.	66,887	10,233,042
#	WD-40 Co.	6,701	1,232,850
#	Weis Markets, Inc.	22,288	1,780,365

TOTAL CONSUMER STAPLES			238,524,168

ENERGY — (8.7%)
	Adams Resources & Energy, Inc.	4,112	159,833
#*	Alto Ingredients, Inc.	4,014	23,161
	Antero Midstream Corp.	382,870	3,932,075

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Antero Resources Corp.	253,676	$8,929,395
	APA Corp.	21,097	863,500
#	Arch Resources, Inc.	13,781	2,292,883
	Archrock, Inc.	191,476	1,667,756
*	Ardmore Shipping Corp.	48,293	300,865
	Baker Hughes Co.	164,450	5,101,239
	Berry Corp.	25,575	280,558
	Brigham Minerals, Inc., Class A	7,543	186,916
*	Bristow Group, Inc.	4,208	125,483
	Cabot Oil & Gas Corp.	441,905	12,722,445
#	Cactus, Inc., Class A	26,100	1,303,173
	California Resources Corp.	44,489	1,788,903
*	Callon Petroleum Co.	20,129	1,032,014
#*	Centennial Resource Development, Inc., Class A	257,561	1,993,522
	ChampionX Corp.	159,400	3,363,340
	Cheniere Energy, Inc.	10,173	1,381,595
#	Chesapeake Energy Corp.	50,996	4,182,692
	Chevron Corp.	174,722	27,373,696
	Civitas Resources, Inc.	22,765	1,334,484
*	Clean Energy Fuels Corp.	180,685	1,058,814
*	CNX Resources Corp.	208,465	4,283,956
#*	Comstock Resources, Inc.	210,476	3,584,406
	ConocoPhillips	192,734	18,409,952
*	CONSOL Energy, Inc.	36,002	1,711,895
#	Continental Resources, Inc.	39,057	2,170,397
#	Core Laboratories NV	32,396	842,296
#	Crescent Energy, Inc., Class A	2,673	41,993
	CVR Energy, Inc.	60,017	1,504,626
*	Delek U.S. Holdings, Inc.	77,055	1,864,731
*	Denbury, Inc.	30,788	1,969,816
	Devon Energy Corp.	333,906	19,423,312
	DHT Holdings, Inc.	170,676	959,199
	Diamondback Energy, Inc.	63,179	7,975,085
*	DMC Global, Inc.	11,853	236,941
	Dorian LPG Ltd.	38,270	563,334
*	Dril-Quip, Inc.	32,802	947,322
*	DTE Midstream LLC	29,102	1,564,233
#*	Earthstone Energy, Inc., Class A	14,700	198,303
	EnLink Midstream LLC	371,427	3,665,984
	EOG Resources, Inc.	113,997	13,310,290
#	EQT Corp.	227,710	9,051,472
	Equitrans Midstream Corp.	335,811	2,639,474
	Evolution Petroleum Corp.	27,987	176,598
#*	Expro Group Holdings NV	40,504	618,901
*	Exterran Corp.	28,147	191,118
	Exxon Mobil Corp.	384,258	32,757,994
*	Geospace Technologies Corp.	11,604	67,071
#*	Green Plains, Inc.	50,706	1,423,317
*	Gulf Island Fabrication, Inc.	13,000	48,360
	Halliburton Co.	110,561	3,938,183
*	Helix Energy Solutions Group, Inc.	143,750	590,813
	Helmerich & Payne, Inc.	83,671	3,851,376
	Hess Corp.	60,346	6,219,862
*	HF Sinclair Corp.	169,076	6,428,270
#	International Seaways, Inc.	26,492	559,776
	Kinder Morgan, Inc.	294,101	5,337,933
*	Kosmos Energy Ltd.	130,151	879,821
#*	Laredo Petroleum, Inc.	9,518	677,777
*	Liberty Energy, Inc., Class A	166,725	2,690,941

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Magnolia Oil & Gas Corp., Class A	101,530	$2,359,557
	Marathon Oil Corp.	344,761	8,591,444
	Marathon Petroleum Corp.	137,887	12,032,020
	Matador Resources Co.	96,926	4,731,927
	Murphy Oil Corp.	130,435	4,966,965
*	Nabors Industries Ltd.	11,678	1,805,652
	NACCO Industries, Inc., Class A	6,859	316,063
*	Natural Gas Services Group, Inc.	22,223	272,898
	New Fortress Energy, Inc.	18,395	713,358
*	Newpark Resources, Inc.	96,167	335,623
*	NexTier Oilfield Solutions, Inc.	157,329	1,735,339
#	Nordic American Tankers Ltd.	18,996	48,630
	NOV, Inc.	284,468	5,157,405
	Oasis Petroleum, Inc.	1,057	140,222
	Occidental Petroleum Corp.	223,445	12,309,585
*	Oceaneering International, Inc.	92,038	1,042,791
*	Oil States International, Inc.	64,120	433,451
	ONEOK, Inc.	71,124	4,504,283
	Ovintiv, Inc.	37,407	1,914,864
*	Par Pacific Holdings, Inc.	74,240	1,089,101
	Patterson-UTI Energy, Inc.	162,481	2,671,188
*	PBF Energy, Inc., Class A	108,386	3,149,697
	PDC Energy, Inc.	81,735	5,700,199
*	Peabody Energy Corp.	96,780	2,191,099
	Phillips 66	58,638	5,087,433
#	PHX Minerals, Inc.	4,753	16,683
	Pioneer Natural Resources Co.	34,541	8,029,746
#*	PrimeEnergy Resources Corp.	908	70,824
*	ProPetro Holding Corp.	99,810	1,411,313
*	Range Resources Corp.	329,735	9,872,266
*	Ranger Oil Corp., Class A	13,367	425,739
*	Renewable Energy Group, Inc.	44,851	2,738,602
*	REX American Resources Corp.	5,039	426,451
#*	RPC, Inc.	139,731	1,444,819
*	SandRidge Energy, Inc.	32,036	594,909
	Schlumberger NV	156,928	6,121,761
#	Scorpio Tankers, Inc.	49,862	1,233,087
*	SEACOR Marine Holdings, Inc.	38,578	277,762
*	Select Energy Services, Inc., Class A	127,097	986,273
	SFL Corp. Ltd.	145,938	1,447,705
#*	SilverBow Resources, Inc.	5,666	207,376
	SM Energy Co.	116,907	4,153,706
	Solaris Oilfield Infrastructure, Inc., Class A	24,660	277,425
*	Southwestern Energy Co.	522,011	3,915,082
*	Talos Energy, Inc.	74,444	1,352,647
	Targa Resources Corp.	117,021	8,590,512
*	TechnipFMC PLC	351,609	2,433,134
*	Teekay Corp.	200	648
*	Teekay Tankers Ltd., Class A	23,512	376,427
#*	Tellurian, Inc.	158,791	790,779
	Texas Pacific Land Corp.	67	91,562
*	Tidewater, Inc.	19,226	383,751
*	Transocean Ltd.	355,113	1,335,225
*	U.S. Silica Holdings, Inc.	62,748	1,165,858
	Valero Energy Corp.	96,071	10,709,995
*	Weatherford International PLC	25,310	817,007
	Whiting Petroleum Corp.	35,962	2,627,024
	Williams Cos., Inc.	146,741	5,031,749

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	World Fuel Services Corp.	62,094	$1,503,917

TOTAL ENERGY			408,938,028

FINANCIALS — (20.7%)
	1st Source Corp.	39,221	1,697,093
	ACNB Corp.	7,905	270,588
	Affiliated Managers Group, Inc.	28,914	3,630,731
	Aflac, Inc.	155,886	8,929,150
*	Alleghany Corp.	5,549	4,641,738
	Allegiance Bancshares, Inc.	6,934	283,323
	Allstate Corp.	129,570	16,395,788
	Ally Financial, Inc.	188,760	7,542,850
	A-Mark Precious Metals, Inc.	8,880	699,744
*	Ambac Financial Group, Inc.	40,169	310,506
	American Equity Investment Life Holding Co.	79,259	2,989,649
	American Express Co.	33,003	5,765,954
	American Financial Group, Inc.	54,965	7,611,553
	American International Group, Inc.	73,903	4,324,065
	American National Bankshares, Inc.	9,565	332,288
	American National Group, Inc.	20,075	3,786,346
	Ameriprise Financial, Inc.	14,077	3,737,303
	Ameris Bancorp	58,199	2,426,898
	AMERISAFE, Inc.	21,486	995,876
	AmeriServ Financial, Inc.	15,921	63,206
	Ames National Corp.	7,690	179,946
	Apollo Global Management, Inc.	124,222	6,181,287
*	Arch Capital Group Ltd.	105,193	4,804,164
	Ares Management Corp., Class A	4,739	313,817
	Argo Group International Holdings Ltd.	32,130	1,375,164
	Arrow Financial Corp.	15,351	480,486
	Arthur J Gallagher & Co.	14,066	2,369,980
	Artisan Partners Asset Management, Inc., Class A	28,427	913,644
	Associated Banc-Corp	125,354	2,500,812
	Associated Capital Group, Inc., Class A	1,469	58,172
	Assurant, Inc.	40,745	7,410,701
	Assured Guaranty Ltd.	66,849	3,686,722
	Atlantic American Corp.	5,179	15,796
	Atlantic Union Bankshares Corp.	72,661	2,454,489
*	Atlanticus Holdings Corp.	19,831	853,526
	Auburn National BanCorp, Inc.	2,722	83,130
	Axis Capital Holdings Ltd.	60,326	3,458,490
*	Axos Financial, Inc.	53,309	2,019,345
#	B. Riley Financial, Inc.	749	33,825
	Banc of California, Inc.	60,536	1,092,069
#	BancFirst Corp.	39,183	3,203,210
*	Bancorp, Inc.	46,575	1,056,787
	Bank of America Corp.	491,054	17,520,807
	Bank of Hawaii Corp.	33,585	2,496,709
	Bank of Marin Bancorp	10,558	330,043
	Bank of New York Mellon Corp.	58,775	2,472,076
	Bank of NT Butterfield & Son Ltd.	55,230	1,769,017
	Bank of South Carolina Corp.	3,898	69,618
	Bank OZK	80,917	3,108,831
	BankFinancial Corp.	21,510	219,617
	BankUnited, Inc.	77,053	2,892,570
	Bankwell Financial Group, Inc.	3,662	124,508
	Banner Corp.	30,084	1,615,511
	Bar Harbor Bankshares	11,642	303,973
	Baycom Corp.	5,500	124,575

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	10,545	$198,668
*	Berkshire Hathaway, Inc., Class B	110,049	35,527,119
	Berkshire Hills Bancorp, Inc.	41,138	1,017,754
	BGC Partners, Inc., Class A	228,214	828,417
	BlackRock, Inc.	6,183	3,862,396
*	Blucora, Inc.	51,074	1,034,249
	BOK Financial Corp.	49,055	4,068,131
*	Bridgewater Bancshares, Inc.	1,700	27,234
*	Brighthouse Financial, Inc.	71,314	3,662,687
#	BrightSphere Investment Group, Inc.	21,135	423,545
	Brookline Bancorp, Inc.	93,270	1,348,684
	Brown & Brown, Inc.	39,544	2,450,937
	Byline Bancorp, Inc.	5,600	131,376
	C&F Financial Corp.	4,203	217,715
	Cadence Bank.	158,020	3,956,821
»	California First Leasing Corp.	3,253	58,879
	Cambridge Bancorp.	3,750	306,413
	Camden National Corp.	18,415	824,071
*	Cannae Holdings, Inc.	74,786	1,675,206
	Capital City Bank Group, Inc.	15,372	393,677
	Capital One Financial Corp.	51,004	6,356,118
	Capitol Federal Financial, Inc.	172,686	1,662,966
	Capstar Financial Holdings, Inc.	2,201	44,350
	Cathay General Bancorp	70,157	2,812,594
	Cboe Global Markets, Inc.	11,984	1,353,952
#	CBTX, Inc.	10,878	310,241
*»	CCUR Holdings, Inc.	2	13,250
	Central Pacific Financial Corp.	40,073	968,965
	Central Valley Community Bancorp	4,680	90,371
	Charles Schwab Corp.	59,213	3,927,598
	Chemung Financial Corp.	3,608	171,308
	Chubb Ltd.	25,440	5,252,088
	Cincinnati Financial Corp.	61,758	7,575,236
	Citigroup, Inc.	117,753	5,676,872
	Citizens & Northern Corp.	5,780	135,310
	Citizens Community Bancorp, Inc.	4,408	57,789
	Citizens Financial Group, Inc.	159,204	6,272,638
	Citizens Holding Co.	2,806	51,911
#*	Citizens, Inc.	46,149	137,986
	City Holding Co.	13,464	1,041,844
	Civista Bancshares, Inc.	12,586	262,041
	CME Group, Inc.	14,913	3,271,017
	CNA Financial Corp.	18,368	871,378
	CNB Financial Corp.	13,535	336,345
	CNO Financial Group, Inc.	16,341	394,472
*	Coastal Financial Corp.	800	32,832
	Codorus Valley Bancorp, Inc.	8,409	200,975
	Cohen & Steers, Inc.	29,832	2,317,648
#*	Coinbase Global, Inc., Class A	7,489	844,085
	Colony Bankcorp, Inc.	5,499	94,253
	Columbia Banking System, Inc.	67,858	1,905,453
*	Columbia Financial, Inc.	44,039	834,539
	Comerica, Inc.	55,683	4,560,438
	Commerce Bancshares, Inc.	67,848	4,638,768
	Community Bank System, Inc.	54,753	3,526,093
	Community Financial Corp.	3,756	153,771
	Community Trust Bancorp, Inc.	18,488	736,007
	Community West Bancshares.	2,872	41,041
	ConnectOne Bancorp, Inc.	34,400	958,384

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Consumer Portfolio Services, Inc.	54,459	$620,833
	Cowen, Inc., Class A	18,912	432,139
	Crawford & Co., Class A	44,722	348,832
	Crawford & Co., Class B	32,131	236,805
#*	Credit Acceptance Corp.	9,252	4,741,650
	Cullen/Frost Bankers, Inc.	37,986	5,025,168
*	Customers Bancorp, Inc.	25,241	1,061,889
	CVB Financial Corp.	123,991	2,854,273
	Diamond Hill Investment Group, Inc.	4,348	732,073
	Dime Community Bancshares, Inc.	40,119	1,261,341
	Discover Financial Services	50,517	5,681,142
	Donegal Group, Inc., Class A	30,139	407,781
#	Donegal Group, Inc., Class B	3,821	50,972
*	Donnelley Financial Solutions, Inc.	33,283	974,193
	Eagle Bancorp Montana, Inc.	4,214	85,544
	Eagle Bancorp, Inc.	25,813	1,299,685
	East West Bancorp, Inc.	76,183	5,431,848
#*	eHealth, Inc.	13,573	109,263
	Emclaire Financial Corp.	500	17,825
	Employers Holdings, Inc.	22,431	882,436
#*	Encore Capital Group, Inc.	25,358	1,465,946
*	Enova International, Inc.	37,642	1,407,811
*	Enstar Group Ltd.	15,614	3,681,000
	Enterprise Bancorp, Inc.	6,505	220,845
	Enterprise Financial Services Corp.	30,921	1,365,781
	Equitable Holdings, Inc.	241,020	6,948,607
	Equity Bancshares, Inc., Class A	10,114	308,780
#	Erie Indemnity Co., Class A	5,762	923,533
*	Esquire Financial Holdings, Inc.	826	29,736
	ESSA Bancorp, Inc.	11,606	199,623
	Essent Group Ltd.	36,623	1,484,330
	Evans Bancorp, Inc.	4,676	178,249
	Evercore, Inc., Class A	21,029	2,223,817
	Everest Re Group Ltd.	19,038	5,229,929
*	EZCORP, Inc., Class A	91,227	638,589
	FactSet Research Systems, Inc.	3,846	1,551,823
#	Farmers & Merchants Bancorp, Inc.	2,553	97,652
	Farmers National Banc Corp.	15,024	230,168
	FB Financial Corp.	47,861	1,844,084
	Federal Agricultural Mortgage Corp., Class A	987	97,713
	Federal Agricultural Mortgage Corp., Class C	13,008	1,332,409
#	Federated Hermes, Inc.	61,326	1,746,564
#	Fidelity D&D Bancorp, Inc.	50	1,859
	Fidelity National Financial, Inc.	191,995	7,645,241
	Fifth Third Bancorp	219,351	8,232,243
	Financial Institutions, Inc.	11,169	310,945
	First American Financial Corp.	109,129	6,363,312
	First BanCorp	224,091	3,049,879
	First BanCorp	33,135	1,241,237
	First Bancorp, Inc.	10,347	291,268
	First Bancshares, Inc.	4,666	150,199
#	First Bank	10,678	152,268
	First Busey Corp.	45,877	1,030,856
	First Business Financial Services, Inc.	8,680	300,936
	First Capital, Inc.	2,700	99,873
	First Citizens BancShares, Inc., Class A	11,143	7,124,611
	First Commonwealth Financial Corp.	86,213	1,162,151
	First Community Bankshares, Inc.	17,730	472,150
	First Community Corp.	8,626	170,967

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	76,850	$1,571,583
	First Financial Bankshares, Inc.	69,371	2,773,453
	First Financial Corp.	13,801	588,199
	First Financial Northwest, Inc.	19,410	331,911
	First Foundation, Inc.	38,320	851,470
	First Guaranty Bancshares, Inc.	425	9,775
	First Hawaiian, Inc.	10,800	254,988
	First Horizon Corp.	432,866	9,687,541
	First Internet Bancorp	7,590	292,139
	First Interstate BancSystem, Inc., Class A	74,699	2,429,211
	First Merchants Corp.	56,233	2,203,771
	First Mid Bancshares, Inc.	3,878	139,763
	First Northwest Bancorp	8,648	181,349
	First of Long Island Corp.	21,178	355,367
	First Republic Bank	13,415	2,001,786
	First Savings Financial Group, Inc.	6,504	162,210
	First U.S. Bancshares, Inc.	1,708	19,796
	First United Corp.	7,908	177,218
*	First Western Financial, Inc.	622	20,414
	FirstCash Holdings, Inc.	41,450	3,306,881
	Flagstar Bancorp, Inc.	43,958	1,551,717
	Flushing Financial Corp.	39,237	843,596
	FNB Corp.	287,757	3,314,961
	Franklin Resources, Inc.	104,456	2,568,573
	FS Bancorp, Inc.	6,378	187,449
	Fulton Financial Corp.	133,429	2,024,118
*	FVCBankcorp, Inc.	4,482	92,598
	GAMCO Investors, Inc., Class A	4,141	82,696
*	Genworth Financial, Inc., Class A	135,563	502,939
	German American Bancorp, Inc.	28,444	998,384
	Glacier Bancorp, Inc.	82,727	3,785,588
	Global Indemnity Group LLC, Class A	16,069	416,830
	Globe Life, Inc.	46,681	4,578,472
	Goldman Sachs Group, Inc.	30,388	9,283,230
	Great Southern Bancorp, Inc.	12,597	714,754
*	Green Dot Corp., Class A	36,636	970,121
	Greenhill & Co., Inc.	6,333	76,693
#*	Greenlight Capital Re Ltd., Class A	23,521	161,824
	Guaranty Bancshares, Inc.	2,945	101,308
*	Hallmark Financial Services, Inc.	14,530	48,676
#	Hamilton Lane, Inc., Class A	6,988	479,237
	Hancock Whitney Corp.	71,063	3,323,617
	Hanmi Financial Corp.	22,583	522,796
	Hanover Insurance Group, Inc.	24,764	3,635,850
	HarborOne Bancorp, Inc.	14,730	197,235
	Hartford Financial Services Group, Inc.	139,081	9,725,934
	Hawthorn Bancshares, Inc.	6,754	176,550
	HCI Group, Inc.	19,871	1,273,532
	Heartland Financial USA, Inc.	43,020	1,882,985
#	Hennessy Advisors, Inc.	6,499	64,665
	Heritage Commerce Corp.	47,956	538,546
	Heritage Financial Corp.	29,911	724,444
	Heritage Insurance Holdings, Inc.	39,291	167,380
	Hilltop Holdings, Inc.	87,768	2,237,206
	Hingham Institution For Savings	1,835	592,833
	HMN Financial, Inc.	2,450	59,241
	Home Bancorp, Inc.	7,804	299,127
	Home BancShares, Inc.	137,523	2,973,247
	HomeStreet, Inc.	23,834	967,422

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	HomeTrust Bancshares, Inc.	9,675	$261,515
	Hope Bancorp, Inc.	105,697	1,511,467
	Horace Mann Educators Corp.	34,565	1,377,415
	Horizon Bancorp, Inc.	34,426	601,766
	Houlihan Lokey, Inc.	25,633	2,134,973
	Huntington Bancshares, Inc.	468,169	6,156,422
#	IF Bancorp, Inc.	779	18,836
	Independent Bank Corp.	49,292	3,803,371
	Independent Bank Corp.	20,166	398,077
	Independent Bank Group, Inc.	35,445	2,403,171
	Interactive Brokers Group, Inc., Class A	4,012	238,955
	Intercontinental Exchange, Inc.	30,481	3,530,005
	International Bancshares Corp.	67,107	2,670,188
	Invesco Ltd.	171,277	3,148,071
	Investar Holding Corp.	8,770	172,769
	Investors Title Co.	2,106	395,191
	James River Group Holdings Ltd.	41,607	986,502
#	Janus Henderson Group PLC	96,620	2,944,978
	Jefferies Financial Group, Inc.	147,940	4,550,634
	JPMorgan Chase & Co.	273,311	32,622,401
#	Kearny Financial Corp.	69,851	828,433
	Kemper Corp.	69,177	3,193,210
	Kentucky First Federal Bancorp	2,320	16,936
	KeyCorp	240,599	4,645,967
	Kingstone Cos., Inc.	8,547	35,983
	Kinsale Capital Group, Inc.	5,608	1,243,238
	KKR & Co., Inc.	55,029	2,804,828
	Lake Shore Bancorp, Inc.	802	11,950
	Lakeland Bancorp, Inc.	57,244	860,377
#	Lakeland Financial Corp.	25,757	1,875,625
	Landmark Bancorp, Inc.	4,589	117,249
	Lazard Ltd., Class A	61,762	2,023,941
	LCNB Corp.	11,830	190,226
*	LendingClub Corp.	57,279	873,505
*	LendingTree, Inc.	4,475	355,405
	Limestone Bancorp, Inc.	1,669	35,800
	Lincoln National Corp.	91,251	5,488,748
	Live Oak Bancshares, Inc.	36,024	1,524,896
	Loews Corp.	70,740	4,445,302
	LPL Financial Holdings, Inc.	22,043	4,141,218
	Luther Burbank Corp.	900	11,943
	M&T Bank Corp.	67,444	11,238,868
#	Macatawa Bank Corp.	32,331	282,896
	Magyar Bancorp, Inc.	2,407	28,836
#*	Maiden Holdings Ltd.	78,057	173,287
*	Malvern Bancorp, Inc.	7,168	115,261
*	Markel Corp.	4,430	5,995,030
	MarketAxess Holdings, Inc.	531	139,977
	Marsh & McLennan Cos., Inc.	13,535	2,188,609
#*	MBIA, Inc.	235,400	2,834,216
	Mercantile Bank Corp.	14,578	457,749
	Merchants Bancorp	6,597	155,161
	Mercury General Corp.	45,463	2,292,699
	Meta Financial Group, Inc.	34,832	1,520,417
	MetLife, Inc.	54,614	3,587,048
*	Metropolitan Bank Holding Corp.	700	62,335
	MGIC Investment Corp.	70,927	926,307
	Mid Penn Bancorp, Inc.	1,913	49,413
	Middlefield Banc Corp.	5,786	152,750

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Midland States Bancorp, Inc.	6,782	$178,774
	MidWestOne Financial Group, Inc.	9,912	296,171
	Moelis & Co., Class A	38,797	1,717,155
	Morgan Stanley	152,000	12,249,680
	Morningstar, Inc.	6,136	1,553,819
*	Mr Cooper Group, Inc.	74,750	3,361,507
	MSCI, Inc.,Class A	4,997	2,104,986
	MVB Financial Corp.	8,380	335,703
	Nasdaq, Inc.	22,326	3,513,443
	National Bank Holdings Corp., Class A	38,269	1,397,201
	National Bankshares, Inc.	4,963	170,727
	National Western Life Group, Inc., Class A	3,710	737,400
	Navient Corp.	149,752	2,379,559
	NBT Bancorp, Inc.	49,907	1,756,726
	Nelnet, Inc., Class A	29,960	2,458,817
#	New York Community Bancorp, Inc.	230,792	2,132,518
*	NI Holdings, Inc.	12,427	196,968
*	Nicholas Financial, Inc.	8,010	81,141
#*	Nicolet Bankshares, Inc.	5,186	422,037
*	NMI Holdings, Inc., Class A	70,691	1,299,301
	Northeast Bank.	2,442	91,380
	Northern Trust Corp.	85,297	8,789,856
	Northfield Bancorp, Inc.	50,866	665,836
	Northrim BanCorp, Inc.	7,507	300,805
	Northwest Bancshares, Inc.	107,921	1,368,438
	Norwood Financial Corp.	2,461	68,957
#	Oak Valley Bancorp	4,505	78,747
	OceanFirst Financial Corp.	49,664	930,207
	Oconee Federal Financial Corp.	1,780	45,301
	OFG Bancorp	44,558	1,184,352
	Ohio Valley Banc Corp.	2,002	61,041
	Old National Bancorp	271,199	4,111,377
	Old Point Financial Corp.	4,109	106,793
	Old Republic International Corp.	241,850	5,323,118
	Old Second Bancorp, Inc.	14,324	197,241
	OneMain Holdings, Inc.	94,130	4,323,391
*	Open Lending Corp., Class A	11,536	157,351
	Oppenheimer Holdings, Inc., Class A	9,819	316,368
	Origin Bancorp, Inc.	8,427	317,529
	Orrstown Financial Services, Inc.	9,962	234,904
	Pacific Premier Bancorp, Inc.	79,983	2,508,267
	PacWest Bancorp	92,427	3,039,924
*	Palomar Holdings, Inc.	7,635	415,726
#	Park National Corp.	14,712	1,733,809
	Parke Bancorp, Inc.	11,518	277,123
	Pathfinder Bancorp, Inc.	1,218	24,762
#*	Patriot National Bancorp, Inc.	120	1,883
	PCB Bancorp	2,869	61,253
	PCSB Financial Corp.	7,544	138,206
	Peapack-Gladstone Financial Corp.	15,604	483,568
	Penns Woods Bancorp, Inc.	7,925	185,445
	PennyMac Financial Services, Inc.	1,097	53,270
	Peoples Bancorp of North Carolina, Inc.	3,626	98,954
	Peoples Bancorp, Inc.	24,720	677,822
	Peoples Financial Services Corp.	557	27,649
	Pinnacle Financial Partners, Inc.	60,315	4,677,428
	Piper Sandler Cos	16,627	1,911,772
	PJT Partners, Inc., Class A	10,968	723,778
#	Plumas Bancorp	5,164	181,773

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc.	31,663	$5,259,224
	Popular, Inc.	80,189	6,253,940
*	PRA Group, Inc.	36,491	1,533,717
	Preferred Bank	12,620	847,054
	Premier Financial Corp.	29,357	779,135
	Primerica, Inc.	32,455	4,204,870
	Primis Financial Corp.	13,019	177,709
	Principal Financial Group, Inc.	72,212	4,920,526
	ProAssurance Corp.	44,363	1,089,999
*	PROG Holdings, Inc.	72,727	1,925,084
	Progressive Corp.	32,917	3,533,969
	Prosperity Bancshares, Inc.	79,051	5,168,354
	Provident Bancorp, Inc.	15,467	246,235
	Provident Financial Holdings, Inc.	7,891	119,864
	Provident Financial Services, Inc.	63,825	1,412,447
	Prudential Bancorp, Inc.	8,982	139,401
	Prudential Financial, Inc.	41,559	4,509,567
	Pzena Investment Management, Inc., Class A	5,580	35,098
#	QCR Holdings, Inc.	13,987	759,354
	Radian Group, Inc.	118,291	2,530,244
	Randolph Bancorp, Inc.	4,141	109,074
	Raymond James Financial, Inc.	34,222	3,335,276
	RBB Bancorp	2,547	54,480
	Regional Management Corp.	18,076	778,172
	Regions Financial Corp.	256,883	5,322,616
	Reinsurance Group of America, Inc.	30,108	3,231,191
	RenaissanceRe Holdings Ltd.	33,797	4,850,545
	Renasant Corp.	47,151	1,404,628
	Republic Bancorp, Inc., Class A	15,725	655,418
#*	Republic First Bancorp, Inc.	69,641	291,796
	Riverview Bancorp, Inc.	17,817	125,432
	RLI Corp.	32,401	3,718,987
	S&T Bancorp, Inc.	33,330	941,906
*	Safeguard Scientifics, Inc.	16,646	68,748
	Safety Insurance Group, Inc.	11,824	1,017,337
	Salisbury Bancorp, Inc.	1,317	70,064
	Sandy Spring Bancorp, Inc.	42,419	1,665,794
	SB Financial Group, Inc.	4,664	88,616
	Seacoast Banking Corp. of Florida	41,918	1,362,335
*	Security National Financial Corp., Class A	8,503	84,775
	SEI Investments Co.	55,511	3,093,073
	Selective Insurance Group, Inc.	61,846	5,093,637
#*	Selectquote, Inc.	44,122	90,891
	ServisFirst Bancshares, Inc.	43,676	3,508,056
	Shore Bancshares, Inc.	15,868	319,423
	Sierra Bancorp	20,052	436,131
	Signature Bank	24,726	5,989,873
	Silvercrest Asset Management Group, Inc., Class A	7,061	146,728
	Simmons First National Corp., Class A	91,067	2,173,769
*	SiriusPoint Ltd.	76,024	477,431
	SLM Corp.	282,090	4,719,366
	SmartFinancial, Inc.	2,623	64,316
	Sound Financial Bancorp, Inc.	1,602	60,860
	South State Corp.	74,428	5,763,704
*	Southern First Bancshares, Inc.	8,205	374,969
	Southern Missouri Bancorp, Inc.	3,699	156,098
	Southside Bancshares, Inc.	36,678	1,437,411
	State Street Corp.	97,744	6,545,916
*	Sterling Bancorp, Inc.	2,300	15,709

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	21,871	$1,128,544
	Stifel Financial Corp.	103,447	6,398,197
	Stock Yards Bancorp, Inc.	28,793	1,505,298
*	StoneX Group, Inc.	15,702	1,064,282
	Summit Financial Group, Inc.	4,130	112,543
	Summit State Bank	4,662	74,056
*	SVB Financial Group	6,595	3,215,986
	Synchrony Financial	207,888	7,652,357
	Synovus Financial Corp.	121,400	5,042,956
	T Rowe Price Group, Inc.	26,566	3,268,681
	Territorial Bancorp, Inc.	6,135	139,326
*	Texas Capital Bancshares, Inc.	41,358	2,124,147
	TFS Financial Corp.	46,620	698,834
	Timberland Bancorp, Inc.	8,054	212,706
	Tiptree, Inc.	69,777	811,507
	Tompkins Financial Corp.	18,337	1,338,601
	Towne Bank	64,511	1,778,568
	Tradeweb Markets, Inc., Class A	7,876	560,692
	Travelers Cos., Inc.	43,395	7,423,149
	TriCo Bancshares	34,001	1,276,738
*	TriState Capital Holdings, Inc.	26,215	791,955
*	Triumph Bancorp, Inc.	21,957	1,524,694
	Truist Financial Corp.	85,027	4,111,055
#*	Trupanion, Inc.	5,131	326,434
	TrustCo Bank Corp. NY	22,901	713,366
	Trustmark Corp.	61,441	1,712,975
	U.S. Bancorp	110,257	5,354,080
	UMB Financial Corp.	39,371	3,550,477
	Umpqua Holdings Corp.	180,544	2,986,198
	Union Bankshares, Inc.	2,000	61,000
#	United Bancorp, Inc.	1,000	16,830
	United Bancshares, Inc.	2,040	69,136
	United Bankshares, Inc.	145,029	4,823,665
	United Community Banks, Inc.	59,636	1,797,429
	United Fire Group, Inc.	26,736	783,097
#	United Insurance Holdings Corp.	39,515	90,489
	United Security Bancshares	16,748	134,486
	Unity Bancorp, Inc.	6,471	186,688
	Universal Insurance Holdings, Inc.	58,636	736,468
	Univest Financial Corp.	25,846	651,319
	Unum Group	128,011	3,906,896
	Valley National Bancorp	290,252	3,477,219
#	Value Line, Inc.	3,433	224,759
	Veritex Holdings, Inc.	40,314	1,324,315
#	Victory Capital Holdings, Inc., Class A	2,999	80,943
	Virtu Financial, Inc., Class A	53,831	1,554,639
	Virtus Investment Partners, Inc.	8,380	1,484,601
#	Voya Financial, Inc.	87,328	5,513,890
	Walker & Dunlop, Inc.	35,100	4,203,576
	Washington Federal, Inc.	73,039	2,222,577
	Washington Trust Bancorp, Inc.	13,407	629,325
	Waterstone Financial, Inc.	23,194	372,496
	Webster Financial Corp.	147,762	7,386,622
	Wells Fargo & Co.	272,077	11,870,720
	WesBanco, Inc.	56,508	1,821,818
	West BanCorp, Inc.	20,480	512,000
	Westamerica BanCorp	25,665	1,512,182
	Western Alliance Bancorp	65,872	5,013,518
	Western New England Bancorp, Inc.	33,957	291,691

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	6,970	$112,426
	White Mountains Insurance Group Ltd.	2,746	2,877,863
	Willis Towers Watson PLC	21,807	4,685,452
	Wintrust Financial Corp.	47,223	4,123,512
#	WisdomTree Investments, Inc.	110,462	643,993
#*	World Acceptance Corp.	9,717	1,833,695
	WR Berkley Corp.	87,784	5,836,758
	WSFS Financial Corp.	63,826	2,557,508
#	WVS Financial Corp.	1,627	24,861
	Zions Bancorp NA	108,744	6,145,123

TOTAL FINANCIALS			973,378,559

HEALTH CARE — (10.2%)
#*	10X Genomics, Inc., Class A	430	20,537
#*	2seventy bio, Inc.	6,137	82,604
	Abbott Laboratories	64,235	7,290,673
	AbbVie, Inc.	9,721	1,427,820
*	ABIOMED, Inc.	2,059	590,068
*	Acadia Healthcare Co., Inc.	83,721	5,682,981
*	ACADIA Pharmaceuticals, Inc.	44,995	829,708
#*	Accuray, Inc.	40,100	106,666
††	Achillion Pharmaceuticals, Inc.	196,899	285,504
#*	Adaptive Biotechnologies Corp.	35,845	295,721
*	Addus HomeCare Corp.	11,182	942,419
#*	Adverum Biotechnologies, Inc.	50,464	53,996
#*	Aeglea BioTherapeutics, Inc.	19,297	27,788
	Agilent Technologies, Inc.	12,036	1,435,534
#*	Agios Pharmaceuticals, Inc.	36,428	800,323
#*	Akebia Therapeutics, Inc.	9,310	3,866
*	Akero Therapeutics, Inc.	1,709	17,927
#*	Albireo Pharma, Inc.	13,520	430,206
#*	Alector, Inc.	16,795	161,232
*	AlerisLife, Inc.	312	658
*	Align Technology, Inc.	2,744	795,513
*	Alkermes PLC	66,773	1,926,401
#*	Allakos, Inc.	3,453	13,018
#*	Allogene Therapeutics, Inc.	30,589	255,418
*	Allscripts Healthcare Solutions, Inc.	123,295	2,547,275
*	Alnylam Pharmaceuticals, Inc.	3,691	492,490
#*	Alpine Immune Sciences, Inc.	5,080	46,736
*	Amedisys, Inc.	7,815	997,585
	AmerisourceBergen Corp.	8,850	1,338,917
*	Amicus Therapeutics, Inc.	3,581	25,353
*	AMN Healthcare Services, Inc.	42,883	4,191,813
*	Amphastar Pharmaceuticals, Inc.	52,423	1,859,444
#*	AnaptysBio, Inc.	18,292	428,033
#*	AngioDynamics, Inc.	44,256	931,589
#*	ANI Pharmaceuticals, Inc.	12,019	354,681
*	Anika Therapeutics, Inc.	11,206	241,265
	Anthem, Inc.	15,836	7,948,564
#*	Apollo Medical Holdings, Inc.	14,102	514,441
*	Apyx Medical Corp.	12,837	48,396
#*	Arcturus Therapeutics Holdings, Inc.	5,991	116,106
#*	Arcus Biosciences, Inc.	31,899	772,275
#*	Arcutis Biotherapeutics, Inc.	3,820	77,126
*	Artivion, Inc.	34,115	692,193
#*	Atara Biotherapeutics, Inc.	43,226	274,917
*	AtriCure, Inc.	11,845	615,111
#	Atrion Corp.	1,718	1,076,533

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Avanos Medical, Inc.	51,066	$1,489,085
*	Avantor, Inc.	38,978	1,242,619
*	AxoGen, Inc.	24,022	173,919
#*	Axonics, Inc.	20,962	1,086,251
	Azenta, Inc.	37,728	2,828,091
	Baxter International, Inc.	39,110	2,779,157
	Becton Dickinson & Co.	9,587	2,369,811
*	Biogen, Inc.	8,875	1,841,030
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,178	105,042
*	BioMarin Pharmaceutical, Inc.	6,298	512,342
*	Bio-Rad Laboratories, Inc., Class A	4,295	2,199,298
	Bio-Techne Corp.	2,070	785,958
#*	Bioventus, Inc., Class A	35	421
#*	Bluebird Bio, Inc.	18,414	66,843
*	Blueprint Medicines Corp.	29,384	1,714,556
*	Boston Scientific Corp.	41,667	1,754,597
	Bristol-Myers Squibb Co.	131,075	9,866,015
*	Brookdale Senior Living, Inc.	155,535	961,206
	Bruker Corp.	22,783	1,309,795
*	Cara Therapeutics, Inc.	9,340	81,445
	Cardinal Health, Inc.	49,029	2,846,133
*	Cardiovascular Systems, Inc.	17,069	319,190
#*	CareDx, Inc.	880	26,787
*	Castle Biosciences, Inc.	6,832	152,627
*	Catalent, Inc.	20,477	1,854,397
*	Catalyst Pharmaceuticals, Inc.	64,975	495,110
*	Celldex Therapeutics, Inc.	10,192	311,366
*	Centene Corp.	72,220	5,817,321
	Cerner Corp.	33,766	3,161,848
*	Change Healthcare, Inc.	27,608	650,444
*	Charles River Laboratories International, Inc.	5,075	1,225,663
	Chemed Corp.	4,093	2,011,259
#*	ChemoCentryx, Inc.	3,886	71,736
*	Chimerix, Inc.	99,671	438,552
	Cigna Corp.	32,953	8,132,141
*	Codexis, Inc.	12,849	154,573
#*	Collegium Pharmaceutical, Inc.	28,965	466,337
*	Community Health Systems, Inc.	38,093	292,173
*	Computer Programs & Systems, Inc.	9,900	316,008
*	Concert Pharmaceuticals, Inc.	23,891	74,540
	CONMED Corp.	15,145	2,013,679
#††	Contra Aduro Biotech, Inc.	740	1,576
*††	Contra Pfenex, Inc.	17,006	0
#»	Contra Zogenix, Inc.	30,421	20,686
	Cooper Cos., Inc.	3,932	1,419,609
*	Corcept Therapeutics, Inc.	67,943	1,461,454
*	CorVel Corp.	12,788	1,983,163
*	Covetrus, Inc.	92,823	1,280,957
*	Crinetics Pharmaceuticals, Inc.	5,504	111,841
#*	CRISPR Therapeutics AG	26,888	1,334,183
*	Cross Country Healthcare, Inc.	39,131	733,315
#*	Cue Biopharma, Inc.	36,274	143,645
*	Cumberland Pharmaceuticals, Inc.	23,548	55,338
*	Cutera, Inc.	8,986	488,030
	CVS Health Corp.	118,113	11,354,203
	Danaher Corp.	32,906	8,263,684
*	DaVita, Inc.	30,177	3,270,282
#*	Deciphera Pharmaceuticals, Inc.	12,374	125,225
*	Denali Therapeutics, Inc.	37,551	893,714

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	DENTSPLY SIRONA, Inc.	59,357	$2,373,686
*	Eagle Pharmaceuticals, Inc.	10,145	447,699
#*	Editas Medicine, Inc.	36,631	484,994
*	Elanco Animal Health, Inc.	151,430	3,832,693
*††	Elanco Animal Health, Inc.	25,535	0
*	Electromed, Inc.	3,600	45,612
#*	Embecta Corp.	1,917	58,334
*	Emergent BioSolutions, Inc.	48,185	1,560,230
*	Enanta Pharmaceuticals, Inc.	17,953	1,156,173
	Encompass Health Corp.	45,243	3,114,076
*	Endo International PLC	49,749	99,498
*	Enovis Corp.	37,506	2,433,014
	Ensign Group, Inc.	59,945	4,815,382
*	Envista Holdings Corp.	100,488	3,981,335
*	Enzo Biochem, Inc.	40,669	103,706
*	Evolent Health, Inc., Class A	75,979	2,090,942
#*	Exact Sciences Corp.	9,431	519,177
*	Exelixis, Inc.	165,120	3,688,781
#*	Fate Therapeutics, Inc.	4,225	120,666
*	FibroGen, Inc.	19,910	185,163
*	FONAR Corp.	7,435	132,715
#*	Fulcrum Therapeutics, Inc.	2,312	22,241
#*	G1 Therapeutics, Inc.	29,697	152,643
	Gilead Sciences, Inc.	71,697	4,254,500
*	Glaukos Corp.	14,825	701,074
#*	Global Blood Therapeutics, Inc.	28,993	890,085
*	Globus Medical, Inc., Class A	32,209	2,132,880
*	Great Elm Group, Inc.	14,407	21,322
#*	Guardant Health, Inc.	4,495	277,342
*	Haemonetics Corp.	30,970	1,569,250
#*	Halozyme Therapeutics, Inc.	27,932	1,114,487
*	Hanger, Inc.	17,350	285,234
*	Harvard Bioscience, Inc.	43,252	225,775
#*	Health Catalyst, Inc.	15,986	266,007
*	HealthEquity, Inc.	58,397	3,639,301
*	HealthStream, Inc.	25,797	492,723
*	Henry Schein, Inc.	33,422	2,710,524
#*	Heron Therapeutics, Inc.	5,585	25,244
#*	Heska Corp.	5,897	647,726
*	Hologic, Inc.	36,504	2,627,923
*	Horizon Therapeutics PLC	27,132	2,674,130
	Humana, Inc.	9,303	4,135,742
*	ICU Medical, Inc.	15,279	3,269,553
#*	Ideaya Biosciences, Inc.	6,440	61,760
#*	IGM Biosciences, Inc.	2,121	35,506
*	Illumina, Inc.	2,200	652,630
*	Incyte Corp.	7,515	563,324
#*	InfuSystem Holdings, Inc.	10,768	85,390
#*	Innoviva, Inc.	77,934	1,329,554
*	Inogen, Inc.	17,005	429,886
#*	Insmed, Inc.	37,746	829,280
#*	Insulet Corp.	1,544	369,001
*	Integer Holdings Corp.	31,464	2,365,149
*	Integra LifeSciences Holdings Corp.	38,640	2,363,222
*	Intellia Therapeutics, Inc.	28,727	1,408,485
#*	Intersect ENT, Inc.	6,200	169,694
*	Intra-Cellular Therapies, Inc.	35,412	1,792,201
*	IntriCon Corp.	5,799	139,234
*	Intuitive Surgical, Inc.	2,106	503,966

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Ionis Pharmaceuticals, Inc.	10,672	$392,303
*	Iovance Biotherapeutics, Inc.	83,572	1,266,116
*	IQVIA Holdings, Inc.	7,513	1,637,759
#	iRadimed Corp.	3,451	113,572
*	IRIDEX Corp.	1,305	4,998
#*	Ironwood Pharmaceuticals, Inc.	125,097	1,501,164
*	IVERIC bio, Inc.	45,990	636,962
*	Jazz Pharmaceuticals PLC	38,917	6,235,282
	Johnson & Johnson	134,528	24,276,923
*	Joint Corp.	6,000	183,120
*	Jounce Therapeutics, Inc.	4,100	21,730
*	Karuna Therapeutics, Inc.	6,527	727,499
*	Kewaunee Scientific Corp.	2,037	29,048
*	Kodiak Sciences, Inc.	11,513	69,308
#*	Krystal Biotech, Inc.	13,343	808,719
*	Kura Oncology, Inc.	23,720	340,382
#*	Kymera Therapeutics, Inc.	5,728	179,573
*	Laboratory Corp. of America Holdings	23,267	5,590,595
*	Lantheus Holdings, Inc.	41,656	2,766,375
	LeMaitre Vascular, Inc.	23,483	1,014,700
*	LENSAR, Inc.	38,325	279,389
*	LHC Group, Inc.	21,394	3,548,195
*	Ligand Pharmaceuticals, Inc.	12,727	1,181,829
#*	LivaNova PLC	31,766	2,435,182
*	MacroGenics, Inc.	36,860	263,549
#*	Madrigal Pharmaceuticals, Inc.	11,697	818,790
*	Masimo Corp.	5,582	630,599
	McKesson Corp.	13,906	4,305,437
*	MEDNAX, Inc.	73,380	1,358,998
*	Medpace Holdings, Inc.	11,051	1,476,082
	Medtronic PLC	57,439	5,994,334
	Merck & Co., Inc.	111,689	9,905,697
*	Meridian Bioscience, Inc.	39,436	1,009,167
*	Merit Medical Systems, Inc.	36,353	2,254,250
#*	Merrimack Pharmaceuticals, Inc.	9,794	56,805
*	Mirati Therapeutics, Inc.	5,457	337,188
*	ModivCare, Inc.	22,606	2,350,346
#*	Molecular Templates, Inc.	5,809	9,875
*	Molina Healthcare, Inc.	10,571	3,313,480
#*	Morphic Holding, Inc.	13,092	396,819
*	Myriad Genetics, Inc.	70,387	1,442,934
#*	NanoString Technologies, Inc.	901	16,921
#*	Natera, Inc.	3,068	107,748
	National HealthCare Corp.	13,145	894,649
	National Research Corp.	17,603	603,783
*	Natus Medical, Inc.	32,906	1,094,783
#*	Nektar Therapeutics	110,844	457,786
*	Neogen Corp.	41,419	1,093,462
*	NeoGenomics, Inc.	55,670	526,082
*	Neurocrine Biosciences, Inc.	2,879	259,196
*	Nevro Corp.	820	50,586
*	NextGen Healthcare, Inc.	49,485	932,792
#*	Novocure Ltd.	1,600	122,528
*	Nurix Therapeutics, Inc.	12,644	139,969
*	NuVasive, Inc.	37,518	1,929,926
*	Omnicell, Inc.	8,662	945,631
#*	OPKO Health, Inc.	256,626	692,890
#*	OptimizeRx Corp.	2,470	69,432
*	Option Care Health, Inc.	73,745	2,203,501

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	OraSure Technologies, Inc.	74,393	$456,773
	Organon & Co.	41,688	1,347,773
*	Orthofix Medical, Inc.	16,477	510,787
#*	OrthoPediatrics Corp.	11,890	536,001
#*	Otonomy, Inc.	16,218	35,680
	Owens & Minor, Inc.	58,527	2,077,123
*	Pacira BioSciences, Inc.	21,070	1,571,190
	Patterson Cos., Inc.	73,369	2,257,564
#*††	PDL BioPharma, Inc.	418,608	1,435,825
*	Pennant Group, Inc.	27,637	452,970
#*	Penumbra, Inc.	1,533	264,534
	PerkinElmer, Inc.	26,611	3,901,439
	Perrigo Co. PLC	100,225	3,437,718
#*	PetIQ, Inc.	20,280	403,572
	Pfizer, Inc.	341,124	16,738,955
	Phibro Animal Health Corp., Class A	17,177	309,014
	Premier, Inc., Class A	89,034	3,223,921
*	Prestige Consumer Healthcare, Inc.	44,176	2,414,660
#*	Progyny, Inc.	1,480	56,906
#*	Protagonist Therapeutics, Inc.	28,048	254,956
*	Prothena Corp. PLC	45,310	1,321,240
*	Quanterix Corp.	7,305	162,098
	Quest Diagnostics, Inc.	24,047	3,218,450
*	Quidel Corp.	31,003	3,119,522
*	R1 RCM, Inc.	52,453	1,181,242
*	RadNet, Inc.	36,336	708,552
#*	RAPT Therapeutics, Inc.	8,756	132,478
*	Regeneron Pharmaceuticals, Inc.	4,878	3,215,139
*	REGENXBIO, Inc.	28,152	781,500
#*	Relay Therapeutics, Inc.	2,208	52,617
*	Repligen Corp.	5,096	801,295
*	Replimune Group, Inc.	16,439	275,682
	ResMed, Inc.	9,930	1,985,702
#*	REVOLUTION Medicines, Inc.	31,496	628,975
#*	Rhythm Pharmaceuticals, Inc.	3,356	21,009
*	Rigel Pharmaceuticals, Inc.	44,600	105,256
*	Rocket Pharmaceuticals, Inc.	16,790	172,601
	Royalty Pharma PLC, Class A	17,638	751,026
*	Sage Therapeutics, Inc.	32,054	1,010,342
#*	Sangamo Therapeutics, Inc.	154,815	642,482
*	Sarepta Therapeutics, Inc.	1,206	87,218
*	Seagen, Inc.	6,155	806,367
#*	SeaSpine Holdings Corp.	20,136	187,466
	Select Medical Holdings Corp.	153,664	3,474,343
#*	Shockwave Medical, Inc.	2,657	401,552
*	SI-BONE, Inc.	15,315	305,994
#	Simulations Plus, Inc.	1,697	79,182
*	Sotera Health Co.	7,459	152,014
#*	Spero Therapeutics, Inc.	1,198	5,822
#*	SpringWorks Therapeutics, Inc.	10,668	457,764
*	STAAR Surgical Co.	4,852	277,001
#*	Standard BioTools, Inc.	71,454	189,353
	STERIS PLC	12,506	2,801,969
	Stryker Corp.	5,109	1,232,597
*	Supernus Pharmaceuticals, Inc.	44,330	1,236,807
#*	Surgery Partners, Inc.	34,579	1,769,062
*	Surmodics, Inc.	16,171	625,171
*	Sutro Biopharma, Inc.	5,700	34,257
*	Syndax Pharmaceuticals, Inc.	31,322	525,270

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Syneos Health, Inc.	68,802	$5,028,738
*	Tabula Rasa HealthCare, Inc.	1,462	4,927
*	Tactile Systems Technology, Inc.	10,803	182,355
*	Tandem Diabetes Care, Inc.	1,410	136,037
*	Taro Pharmaceutical Industries Ltd.	17,185	674,511
#*	Teladoc Health, Inc.	20,701	698,866
	Teleflex, Inc.	4,431	1,265,582
*	Tenet Healthcare Corp.	35,047	2,541,258
	Thermo Fisher Scientific, Inc.	17,196	9,508,012
*	Tivity Health, Inc.	15,686	503,991
#*	TransMedics Group, Inc.	7,864	164,829
#*	Travere Therapeutics, Inc.	34,101	856,958
*	Turning Point Therapeutics, Inc.	2,714	79,900
#*	Twist Bioscience Corp.	6,024	173,732
	U.S. Physical Therapy, Inc.	10,127	1,050,879
#*	UFP Technologies, Inc.	6,172	423,831
*	Ultragenyx Pharmaceutical, Inc.	18,349	1,297,091
*	United Therapeutics Corp.	35,102	6,232,711
	UnitedHealth Group, Inc.	43,446	22,094,463
	Universal Health Services, Inc., Class B	54,414	6,667,347
	Utah Medical Products, Inc.	3,795	321,019
*	Vanda Pharmaceuticals, Inc.	35,379	350,960
#*	Varex Imaging Corp.	35,017	695,087
*	Veeva Systems, Inc., Class A	2,094	381,003
#*	Verastem, Inc.	9,291	13,193
*	Vericel Corp.	3,500	99,750
*	Vertex Pharmaceuticals, Inc.	11,459	3,130,828
	Viatris, Inc.	317,545	3,280,240
*	ViewRay, Inc.	65,032	173,635
*	Viking Therapeutics, Inc.	8,393	19,975
#*	Vir Biotechnology, Inc.	30,239	615,364
*	Waters Corp.	4,673	1,416,012
	West Pharmaceutical Services, Inc.	7,074	2,228,734
	XBiotech, Inc.	1,910	14,822
#*	Xencor, Inc.	35,976	898,680
#*	Y-mAbs Therapeutics, Inc.	12,456	104,630
	Zimmer Biomet Holdings, Inc.	25,363	3,062,582
*	Zimvie, Inc.	2,536	57,060

TOTAL HEALTH CARE.			478,865,666

INDUSTRIALS — (15.7%)
	3M Co.	18,089	2,608,796
	AAON, Inc.	29,333	1,429,690
*	AAR Corp.	35,012	1,644,864
	ABM Industries, Inc.	84,406	4,074,278
#*	Acacia Research Corp.	23,539	110,398
	ACCO Brands Corp.	117,212	859,164
	Acme United Corp.	1,921	63,374
	Acuity Brands, Inc.	25,213	4,348,738
	Advanced Drainage Systems, Inc.	22,154	2,269,899
	AECOM	88,156	6,220,287
*	Aerojet Rocketdyne Holdings, Inc.	33,883	1,354,642
*	AeroVironment, Inc.	16,292	1,308,573
	AGCO Corp.	39,893	5,082,368
	Air Lease Corp.	132,982	5,356,515
*	Air Transport Services Group, Inc.	50,272	1,573,514
	Alamo Group, Inc.	11,635	1,471,129
*	Alaska Air Group, Inc.	56,002	3,045,949
	Albany International Corp., Class A	27,180	2,126,020

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Allegiant Travel Co.	12,311	$1,910,544
	Allegion PLC	10,433	1,191,866
	Allied Motion Technologies, Inc.	23,454	570,870
	Allison Transmission Holdings, Inc.	58,512	2,190,689
#*	Alpha Pro Tech Ltd.	2,600	10,634
	Altra Industrial Motion Corp.	32,653	1,273,467
	AMERCO	13,857	7,420,146
#*	Ameresco, Inc., Class A.	28,826	1,453,983
#*	American Airlines Group, Inc.	46,463	872,111
#*	American Superconductor Corp.	2,072	11,044
*	American Woodmark Corp.	13,807	646,858
	AMETEK, Inc.	27,671	3,493,740
	AO Smith Corp.	39,705	2,319,963
*	API Group Corp.	74,311	1,379,212
	Apogee Enterprises, Inc.	22,486	989,384
	Applied Industrial Technologies, Inc.	30,817	3,226,232
	ArcBest Corp.	27,286	1,968,958
	Arcosa, Inc.	40,664	2,176,744
	Argan, Inc.	18,178	668,587
#*	Armstrong Flooring, Inc.	19,022	31,196
	Armstrong World Industries, Inc.	27,329	2,313,673
*	ASGN, Inc.	50,017	5,674,429
	Astec Industries, Inc.	24,868	972,339
*	Astronics Corp.	13,897	134,662
#*	Astronics Corp., Class B	13,763	147,815
*	Atkore, Inc.	44,248	4,252,233
#*	Atlas Air Worldwide Holdings, Inc.	28,276	1,949,347
*	Avis Budget Group, Inc.	14,511	3,884,159
*	Axon Enterprise, Inc.	7,691	862,930
*	AZEK Co., Inc.	40,188	853,593
	AZZ, Inc.	25,830	1,178,881
	Barnes Group, Inc.	45,004	1,511,234
	Barrett Business Services, Inc.	5,321	382,952
*	Beacon Roofing Supply, Inc.	66,745	3,980,004
	BGSF, Inc.	3,024	36,923
#*	Blue Bird Corp.	590	9,458
*	BlueLinx Holdings, Inc.	5,116	341,084
	Boise Cascade Co.	43,747	3,306,398
	Booz Allen Hamilton Holding Corp., Class A	33,485	2,733,381
	Brady Corp., Class A	44,173	1,976,742
*	BrightView Holdings, Inc.	3,230	40,892
	Brink’s Co.	18,815	1,109,144
*	Builders FirstSource, Inc.	198,153	12,200,280
	BWX Technologies, Inc.	55,793	2,896,773
*	CACI International, Inc., Class A	20,394	5,410,528
	Carlisle Cos., Inc.	29,481	7,646,192
	Carrier Global Corp.	54,682	2,092,680
*	Casella Waste Systems, Inc., Class A	33,003	2,714,167
	Caterpillar, Inc.	27,146	5,715,319
*	CBIZ, Inc.	56,917	2,384,253
*	CECO Environmental Corp.	33,179	157,600
	CH Robinson Worldwide, Inc.	20,305	2,155,376
#*	Chart Industries, Inc.	19,192	3,239,993
	Chicago Rivet & Machine Co.	855	22,307
*	Cimpress PLC	8,368	422,668
	Cintas Corp.	3,517	1,397,163
*	CIRCOR International, Inc.	21,268	417,916
#*	Clarivate PLC	59,123	927,049
*	Clean Harbors, Inc.	56,739	5,953,623

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	21,255	$753,490
	Comfort Systems USA, Inc.	38,125	3,218,513
*	Commercial Vehicle Group, Inc.	5,644	40,524
	CompX International, Inc.	2,522	53,542
*	Construction Partners, Inc., Class A	7,034	181,548
#*	Copa Holdings SA, Class A	23,297	1,755,895
*	Copart, Inc.	25,142	2,857,388
*	Cornerstone Building Brands, Inc.	24,260	591,701
	Costamare, Inc.	90,777	1,217,320
*	CoStar Group, Inc.	19,470	1,238,681
	Covenant Logistics Group, Inc.	10,927	224,441
*	CPI Aerostructures, Inc.	7,398	18,495
	CRA International, Inc.	12,547	1,033,496
	Crane Co.	31,638	3,044,525
	CSW Industrials, Inc.	16,758	1,768,137
	CSX Corp.	119,497	4,103,527
	Cummins, Inc.	19,861	3,757,503
	Curtiss-Wright Corp.	32,696	4,672,585
*	Daseke, Inc.	12,863	108,049
	Deere & Co.	19,219	7,256,133
*	Delta Air Lines, Inc.	20,897	899,198
	Deluxe Corp.	35,546	962,586
*	DLH Holdings Corp.	3,701	55,885
	Donaldson Co., Inc.	42,805	2,099,157
	Douglas Dynamics, Inc.	38,123	1,180,288
	Dover Corp.	16,701	2,226,243
*	Ducommun, Inc.	10,974	560,442
#*	Dun & Bradstreet Holdings, Inc.	82,584	1,304,001
*	DXP Enterprises, Inc.	15,152	358,042
*	Dycom Industries, Inc.	31,668	2,688,930
	Eastern Co.	5,972	137,953
	Eaton Corp. PLC.	26,007	3,771,535
	EMCOR Group, Inc.	39,828	4,240,885
	Emerson Electric Co.	28,913	2,607,374
	Encore Wire Corp.	18,399	2,075,591
*	Energy Recovery, Inc.	24,223	448,610
	Enerpac Tool Group Corp.	54,226	1,088,858
	EnerSys	35,677	2,335,416
	Eneti, Inc.	8,705	52,665
	Ennis, Inc.	24,744	426,834
	EnPro Industries, Inc.	24,193	2,255,030
	Equifax, Inc.	7,143	1,453,743
*	Esab Corp.	37,506	1,762,782
	ESCO Technologies, Inc.	24,130	1,506,919
*	Espey Manufacturing & Electronics Corp.	3,027	39,533
#*	EVI Industries, Inc.	1,100	15,719
*	Evoqua Water Technologies Corp.	57,972	2,416,853
	Expeditors International of Washington, Inc.	13,129	1,300,690
	Exponent, Inc.	23,078	2,211,103
	Fastenal Co.	45,796	2,532,977
	Federal Signal Corp.	61,545	2,094,376
	FedEx Corp.	24,567	4,882,446
	Flowserve Corp.	61,562	2,013,693
#*	Fluor Corp.	62,332	1,542,717
*	Forrester Research, Inc.	15,901	885,527
	Fortive Corp.	16,021	921,208
	Fortune Brands Home & Security, Inc.	25,464	1,814,310
	Forward Air Corp.	28,548	2,768,300
*	Franklin Covey Co.	22,877	916,681

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Franklin Electric Co., Inc.	42,569	$2,977,276
*	FTI Consulting, Inc.	28,901	4,557,977
#*	FuelCell Energy, Inc.	129,122	526,818
*	Gates Industrial Corp. PLC	42,774	545,369
	GATX Corp.	33,088	3,420,968
	Genco Shipping & Trading Ltd.	3,414	75,210
*	Gencor Industries, Inc.	12,690	127,154
*	Generac Holdings, Inc.	6,608	1,449,663
	General Dynamics Corp.	15,911	3,763,429
	General Electric Co.	27,241	2,030,817
*	Gibraltar Industries, Inc.	29,728	1,124,908
	Global Industrial Co.	34,554	1,066,336
*	GMS, Inc.	38,466	1,844,445
	Gorman-Rupp Co.	32,981	1,050,775
	Graco, Inc.	32,541	2,018,193
	GrafTech International Ltd.	18,104	164,384
#	Graham Corp.	10,619	77,413
	Granite Construction, Inc.	39,159	1,161,064
*	Great Lakes Dredge & Dock Corp.	83,978	1,159,736
#	Greenbrier Cos., Inc.	27,955	1,193,958
	Griffon Corp.	49,908	933,779
*	GXO Logistics, Inc.	23,874	1,413,102
	H&E Equipment Services, Inc.	46,830	1,661,528
*	Harsco Corp.	40,038	409,188
*	Hawaiian Holdings, Inc.	45,463	771,052
#	Healthcare Services Group, Inc.	28,610	488,945
	Heartland Express, Inc.	84,964	1,172,503
	HEICO Corp.	3,400	480,182
	HEICO Corp., Class A	5,943	693,192
	Heidrick & Struggles International, Inc.	21,913	700,339
	Helios Technologies, Inc.	31,722	2,131,084
	Herc Holdings, Inc.	27,075	3,460,727
*	Heritage-Crystal Clean, Inc.	21,338	582,527
	Hexcel Corp.	42,016	2,283,990
*	Hill International, Inc.	54,863	68,030
	Hillenbrand, Inc.	40,968	1,672,314
	HNI Corp.	35,814	1,276,411
	Honeywell International, Inc.	22,922	4,435,636
	Howmet Aerospace, Inc.	52,078	1,776,901
*	Hub Group, Inc., Class A	29,119	1,955,632
	Hubbell, Inc.	25,492	4,980,117
*	Hudson Global, Inc.	5,895	194,358
	Huntington Ingalls Industries, Inc.	17,118	3,641,683
	Hurco Cos., Inc.	12,670	359,448
*	Huron Consulting Group, Inc.	33,674	1,743,640
	Hyster-Yale Materials Handling, Inc.	15,011	461,138
*	IAA, Inc.	19,724	722,885
	ICF International, Inc.	19,317	1,908,713
	IDEX Corp.	6,614	1,255,469
*	IES Holdings, Inc.	17,706	518,786
*	Infrastructure & Energy Alternatives, Inc.	4,065	38,008
	Ingersoll Rand, Inc.	56,370	2,478,025
*	Innovative Solutions & Support, Inc.	14,202	106,231
	Insperity, Inc.	11,619	1,232,195
	Insteel Industries, Inc.	24,067	1,020,922
	Interface, Inc.	51,995	659,817
	ITT, Inc.	57,568	4,042,425
	Jacobs Engineering Group, Inc.	10,283	1,424,710
	JB Hunt Transport Services, Inc.	18,022	3,079,059

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	JELD-WEN Holding, Inc.	87,621	$1,821,641
*	JetBlue Airways Corp.	275,177	3,029,699
	John Bean Technologies Corp.	14,925	1,759,508
	Johnson Controls International PLC	30,637	1,834,237
	Kadant, Inc.	11,594	2,144,890
	Kaman Corp.	25,148	981,023
*	KAR Auction Services, Inc.	65,443	959,394
	KBR, Inc.	131,418	6,469,708
	Kelly Services, Inc., Class A	33,203	640,486
	Kennametal, Inc.	73,646	1,894,912
	Kforce, Inc.	35,869	2,512,623
	Kimball International, Inc., Class B	51,132	392,694
*	Kirby Corp.	50,715	3,306,618
	Knight-Swift Transportation Holdings, Inc.	138,261	6,621,319
	Korn Ferry	47,339	2,908,508
*	Kratos Defense & Security Solutions, Inc.	81,987	1,243,743
	L3Harris Technologies, Inc.	14,341	3,330,841
	Landstar System, Inc.	13,883	2,150,477
*	Lawson Products, Inc.	12,319	467,999
*	LB Foster Co., Class A	9,119	129,490
	Leidos Holdings, Inc.	26,625	2,755,954
	Lennox International, Inc.	4,245	904,992
*	Limbach Holdings, Inc.	7,103	44,713
	Lincoln Electric Holdings, Inc.	23,225	3,129,104
	Lindsay Corp.	9,330	1,260,950
	Lockheed Martin Corp.	2,444	1,056,101
*	LS Starrett Co., Class A	5,375	36,066
	LSI Industries, Inc.	25,235	181,440
*	Lyft, Inc., Class A	4,686	152,764
*	Manitex International, Inc.	17,056	131,672
*	Manitowoc Co., Inc.	29,316	388,144
	ManpowerGroup, Inc.	51,785	4,671,007
	ManTech International Corp., Class A.	27,777	2,231,604
	Marten Transport Ltd.	90,946	1,580,642
	Masco Corp.	25,301	1,333,110
*	Masonite International Corp.	25,598	1,984,357
*	MasTec, Inc.	67,776	4,880,550
*	Mastech Digital, Inc.	1,982	36,508
*	Matrix Service Co.	19,802	134,654
	Matson, Inc.	44,826	3,855,933
	Matthews International Corp., Class A	31,613	942,384
	Maxar Technologies, Inc.	44,377	1,429,383
	McGrath RentCorp.	30,219	2,522,078
	MDU Resources Group, Inc.	167,375	4,311,580
*	Mercury Systems, Inc.	32,705	1,824,612
*	Meritor, Inc.	62,978	2,261,540
*	Mesa Air Group, Inc.	22,450	76,330
*	Middleby Corp.	10,556	1,624,463
	Miller Industries, Inc.	11,666	312,765
	MillerKnoll, Inc.	63,500	2,014,855
#*	Mistras Group, Inc.	24,721	140,663
#*	Monitronics International, Inc.	707	177
	Moog, Inc., Class A	25,777	2,058,809
*	MRC Global, Inc.	73,670	883,303
	MSA Safety, Inc.	14,013	1,691,229
	MSC Industrial Direct Co., Inc., Class A	24,221	2,006,952
	Mueller Industries, Inc.	57,072	3,090,449
	Mueller Water Products, Inc., Class A	152,949	1,839,976
*	MYR Group, Inc.	19,225	1,520,505

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	National Presto Industries, Inc.	6,460	$459,500
	Nielsen Holdings PLC	134,090	3,594,953
	NL Industries, Inc.	34,694	238,695
*	NN, Inc.	58,480	177,194
	Nordson Corp.	8,764	1,890,307
	Norfolk Southern Corp.	18,671	4,814,878
	Northrop Grumman Corp.	11,034	4,848,340
*	Northwest Pipe Co.	9,135	243,996
*	NOW, Inc.	100,867	1,099,450
*	NV5 Global, Inc.	9,540	1,142,892
	nVent Electric PLC	84,713	2,861,605
	Old Dominion Freight Line, Inc.	15,489	4,338,779
#	Omega Flex, Inc.	4,638	514,818
*	Orion Group Holdings, Inc.	32,630	86,796
	Oshkosh Corp.	55,655	5,144,748
	Otis Worldwide Corp.	27,948	2,035,732
	Owens Corning	95,238	8,659,991
*	P&F Industries, Inc., Class A	2,014	11,862
	PACCAR, Inc.	58,647	4,870,633
*	PAM Transportation Services, Inc.	30,280	920,209
	Pangaea Logistics Solutions Ltd.	21,529	102,909
#	Park Aerospace Corp.	20,075	234,878
	Parker-Hannifin Corp.	17,069	4,622,627
	Park-Ohio Holdings Corp.	9,177	88,007
*	Parsons Corp.	31,968	1,180,578
	Patriot Transportation Holding, Inc.	2,586	20,429
	Pentair PLC	72,189	3,663,592
*	Perma-Fix Environmental Services, Inc.	2,877	16,370
*	Perma-Pipe International Holdings, Inc.	5,730	69,677
*	PGT Innovations, Inc.	55,173	980,424
	Pitney Bowes, Inc.	60,327	317,923
#*	Plug Power, Inc.	22,272	468,157
#	Powell Industries, Inc.	19,632	378,898
	Preformed Line Products Co.	3,704	220,388
	Primoris Services Corp.	51,587	1,195,787
*	Proto Labs, Inc.	10,838	461,807
*	Quad/Graphics, Inc.	63,155	428,191
	Quanex Building Products Corp.	37,808	726,670
	Quanta Services, Inc.	39,484	4,579,354
*	Radiant Logistics, Inc.	42,567	245,612
	Raytheon Technologies Corp.	115,471	10,959,353
*	RBC Bearings, Inc.	15,134	2,547,809
#*	RCM Technologies, Inc.	3,727	65,148
	Regal Rexnord Corp.	65,957	8,392,369
	Republic Services, Inc.	33,501	4,498,179
*	Resideo Technologies, Inc.	78,705	1,770,075
	Resources Connection, Inc.	28,110	483,211
	REV Group, Inc.	53,904	642,536
	Robert Half International, Inc.	28,346	2,786,695
	Rockwell Automation, Inc.	1,280	323,418
	Rollins, Inc.	21,642	725,873
	Roper Technologies, Inc.	4,888	2,296,969
	Rush Enterprises, Inc., Class A	45,034	2,291,330
	Rush Enterprises, Inc., Class B	11,409	552,766
	Ryder System, Inc.	45,181	3,158,152
*	Saia, Inc.	15,629	3,218,949
	Schneider National, Inc., Class B	71,340	1,685,764
#	Science Applications International Corp.	28,065	2,335,850
*	Sensata Technologies Holding PLC	61,847	2,808,472

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Servotronics, Inc.	1,499	$16,527
	Shyft Group, Inc.	38,885	990,401
*	SIFCO Industries, Inc.	4,888	19,943
	Simpson Manufacturing Co., Inc.	46,415	4,811,843
*	SiteOne Landscape Supply, Inc.	14,317	2,019,127
*	SkyWest, Inc.	43,889	1,279,364
	Snap-on, Inc.	27,264	5,793,327
*	Southwest Airlines Co.	65,450	3,057,824
*	SP Plus Corp.	30,383	865,916
	Spirit AeroSystems Holdings, Inc., Class A	21,030	884,101
*	Spirit Airlines, Inc.	80,700	1,905,327
*	SPX Corp.	43,739	1,832,664
	Standex International Corp.	13,043	1,226,564
	Stanley Black & Decker, Inc.	24,168	2,903,785
	Steelcase, Inc., Class A	75,114	881,087
#*	Stericycle, Inc.	69,959	3,511,242
*	Sterling Construction Co., Inc.	22,988	526,195
#*	Sunrun, Inc.	150,841	3,013,803
	Tecnoglass, Inc.	10,263	229,173
	Tennant Co.	18,934	1,222,758
	Terex Corp.	58,736	1,997,024
	Tetra Tech, Inc.	18,531	2,580,998
	Textainer Group Holdings Ltd.	41,930	1,406,332
	Textron, Inc.	48,981	3,391,934
*	Thermon Group Holdings, Inc.	29,002	435,030
	Timken Co.	79,996	4,610,969
*	Titan International, Inc.	80,234	1,112,043
*	Titan Machinery, Inc.	21,056	496,500
	Toro Co.	22,800	1,826,964
*	TPI Composites, Inc.	23,513	268,989
	Trane Technologies PLC	10,333	1,445,483
*	Transcat, Inc.	7,856	573,488
*	TransDigm Group, Inc.	3,542	2,106,817
	TransUnion.	12,705	1,111,942
*	Trex Co., Inc.	18,744	1,090,713
*	TriNet Group, Inc.	28,219	2,503,025
#	Trinity Industries, Inc.	101,146	2,805,790
	Triton International Ltd.	59,424	3,630,212
*	TrueBlue, Inc.	48,960	1,251,907
*	Tutor Perini Corp.	72,568	672,705
*	Twin Disc, Inc.	11,509	161,011
#*	U.S. Ecology, Inc.	27,263	1,308,351
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	12,062
*	Uber Technologies, Inc.	9,601	302,239
	UFP Industries, Inc.	68,945	5,334,275
*	Ultralife Corp.	19,266	95,174
	UniFirst Corp.	17,486	3,012,838
	Union Pacific Corp.	27,524	6,448,598
*	United Airlines Holdings, Inc.	42,396	2,140,998
*	United Rentals, Inc.	16,006	5,066,219
*	Univar Solutions, Inc.	79,577	2,317,282
	Universal Logistics Holdings, Inc.	26,011	527,503
*	Upwork, Inc.	14,339	300,689
*	USA Truck, Inc.	9,332	153,138
	Valmont Industries, Inc.	13,308	3,311,164
*	Vectrus, Inc.	12,884	465,112
	Verisk Analytics, Inc.,Class A	9,491	1,936,639
*	Veritiv Corp.	14,939	2,099,527
*	Viad Corp.	15,387	503,924

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Vicor Corp.	10,138	$613,552
*	Vidler Water Resouces, Inc.	15,002	236,131
*	Virco Mfg. Corp.	18,900	52,542
	VSE Corp.	8,785	380,478
#	Wabash National Corp.	63,600	910,116
	Waste Management, Inc.	21,260	3,495,994
#	Watsco, Inc.	7,308	1,949,628
#»	Watsco, Inc., Class B	1,205	324,049
	Watts Water Technologies, Inc., Class A	25,609	3,264,123
*	Welbilt, Inc.	40,520	957,082
	Werner Enterprises, Inc.	69,250	2,744,378
*	WESCO International, Inc.	50,302	6,200,225
	Westinghouse Air Brake Technologies Corp.	54,176	4,870,964
#*	Willdan Group, Inc.	7,789	209,368
#*	Willis Lease Finance Corp.	7,583	235,831
*	WillScot Mobile Mini Holdings Corp.	183,046	6,424,915
	Woodward, Inc.	29,442	3,252,752
	WW Grainger, Inc.	4,935	2,467,648
*	XPO Logistics, Inc.	23,874	1,284,182
	Xylem, Inc.	16,126	1,298,143
*	Yellow Corp.	2,010	9,005
	Zurn Water Solutions Corp.	112,414	3,509,565

TOTAL INDUSTRIALS			739,381,715

INFORMATION TECHNOLOGY — (10.3%)
#*	3D Systems Corp.	90,644	1,027,903
	A10 Networks, Inc.	41,134	587,394
	Accenture PLC, Class A	10,298	3,093,107
*	ACI Worldwide, Inc.	95,582	2,639,975
*	ACM Research, Inc., Class A	6,572	99,303
#*	ADDvantage Technologies Group, Inc.	4,916	5,604
#	ADTRAN, Inc.	64,641	1,124,107
	Advanced Energy Industries, Inc.	34,564	2,644,837
*	Advanced Micro Devices, Inc.	39,436	3,372,567
*	Agilysys, Inc.	22,325	821,783
*	Akamai Technologies, Inc.	19,447	2,183,509
*	Alarm.com Holdings, Inc.	13,875	847,485
*	Alithya Group, Inc., Class A	10,105	23,039
*	Alpha & Omega Semiconductor Ltd.	28,159	1,208,021
#*	Altair Engineering, Inc., Class A	4,241	230,371
*	Ambarella, Inc.	15,521	1,273,964
	Amdocs Ltd.	33,830	2,695,913
	American Software, Inc., Class A	29,205	499,406
	Amkor Technology, Inc.	308,829	5,809,073
	Amphenol Corp., Class A.	24,798	1,773,057
*	Amtech Systems, Inc.	11,930	108,682
	Analog Devices, Inc.	31,756	4,902,491
*	ANSYS, Inc.	7,175	1,978,076
*	Appfolio, Inc., Class A	3,102	322,174
	Applied Materials, Inc.	21,561	2,379,256
#*	Applied Optoelectronics, Inc.	775	1,992
*	Arista Networks, Inc.	32,132	3,713,495
*	Arlo Technologies, Inc.	71,690	554,881
*	Arrow Electronics, Inc.	63,192	7,447,809
*	Aspen Technology, Inc.	12,431	1,970,811
*	AstroNova, Inc.	7,311	98,479
*	Asure Software, Inc.	15,001	90,906
*	Avalara, Inc.	1,852	140,882
#*	Avaya Holdings Corp.	86,083	796,268

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aviat Networks, Inc.	11,588	$346,481
*	Avid Technology, Inc.	14,234	451,360
	Avnet, Inc.	82,723	3,611,686
*	Aware, Inc.	18,258	51,122
*	Axcelis Technologies, Inc.	27,421	1,493,073
*	AXT, Inc.	56,792	335,073
	Badger Meter, Inc.	19,606	1,582,008
#	Bel Fuse, Inc., Class A	2,276	49,685
	Bel Fuse, Inc., Class B	9,131	148,927
	Belden, Inc.	36,035	1,860,487
	Benchmark Electronics, Inc.	31,438	746,967
#*	Bill.Com Holdings, Inc.	1,158	197,682
	BK Technologies Corp.	7,687	17,757
*	Black Knight, Inc.	20,752	1,365,274
*	Blackbaud, Inc.	21,312	1,236,309
*	Blackline, Inc.	3,000	201,150
#*	BM Technologies, Inc.	3,884	29,518
*	Box, Inc., Class A	31,556	966,245
	Bread Financial Holdings, Inc.	21,942	1,202,422
*	Brightcove, Inc.	525	3,701
	Broadcom, Inc.	2,409	1,335,526
	Broadridge Financial Solutions, Inc.	14,240	2,052,411
*	BSQUARE Corp.	3,661	5,125
*	Cadence Design Systems, Inc.	10,201	1,538,821
#*	CalAmp Corp.	24,744	135,350
*	Calix, Inc.	48,818	1,948,326
*	Cambium Networks Corp.	17,591	268,615
	Cass Information Systems, Inc.	11,182	432,855
	CDK Global, Inc.	43,651	2,375,051
	CDW Corp.	10,144	1,655,298
#*	Cerence, Inc.	26,039	768,151
*	Ceridian HCM Holding, Inc.	7,367	413,510
*	CEVA, Inc.	15,224	553,240
*	ChannelAdvisor Corp.	3,913	56,778
*	Ciena Corp.	94,198	5,196,904
*	Cirrus Logic, Inc.	50,742	3,846,244
	Cisco Systems, Inc.	174,127	8,528,740
	Citrix Systems, Inc.	5,693	569,869
*	Clearfield, Inc.	11,060	644,024
	CMC Materials, Inc.	19,500	3,488,745
	Cognex Corp.	10,076	681,440
	Cognizant Technology Solutions Corp., Class A	32,673	2,643,246
*	Cognyte Software Ltd.	48,140	326,389
*	Coherent, Inc.	6,923	1,854,672
*	Cohu, Inc.	54,502	1,447,573
*	CommScope Holding Co., Inc.	88,953	536,387
*	CommVault Systems, Inc.	14,829	904,569
*	Computer Task Group, Inc.	17,123	163,525
	Comtech Telecommunications Corp.	38,525	523,940
	Concentrix Corp.	42,941	6,762,349
*	Conduent, Inc.	186,186	1,048,227
*	Consensus Cloud Solutions, Inc.	10,746	566,529
	Corning, Inc.	147,666	5,196,367
*	Coupa Software, Inc.	444	38,317
	CSG Systems International, Inc.	32,459	1,995,255
*	CSP, Inc.	2,269	15,951
	CTS Corp.	32,535	1,150,763
*	CyberOptics Corp.	7,973	338,135
*	Daktronics, Inc.	37,887	126,921

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Data I/O Corp.	3,826	$12,779
*	Datto Holding Corp.	7,408	257,058
	Dell Technologies, Inc., Class C	11,947	561,628
*	Digi International, Inc.	29,420	556,626
*	Diodes, Inc.	42,123	3,076,243
	Dolby Laboratories, Inc., Class A	28,306	2,192,866
*	DoubleVerify Holdings, Inc.	2,133	46,393
*	Dropbox, Inc., Class A	36,053	784,153
*	Duck Creek Technologies, Inc.	33,523	534,021
*	DXC Technology Co.	160,142	4,596,075
*	Dynatrace, Inc.	5,949	228,204
*	DZS, Inc.	15,843	191,542
	Ebix, Inc.	32,434	966,533
*	Elastic NV	1,826	139,032
*	EMCORE Corp.	28,502	98,332
*	Enphase Energy, Inc.	6,057	977,600
	Entegris, Inc.	12,590	1,402,400
*	Envestnet, Inc.	18,013	1,434,555
*	EPAM Systems, Inc.	4,374	1,159,066
*	ePlus, Inc.	23,210	1,310,901
*	Euronet Worldwide, Inc.	18,819	2,289,331
	EVERTEC, Inc.	49,972	1,968,897
*	Evo Payments, Inc., Class A	17,900	403,287
*	ExlService Holdings, Inc.	26,413	3,596,130
*	Extreme Networks, Inc.	51,584	495,206
*	F5, Inc.	12,726	2,130,460
*	Fabrinet	34,607	3,398,061
*	Fair Isaac Corp.	3,221	1,203,076
*	FARO Technologies, Inc.	17,054	584,782
	Fidelity National Information Services, Inc.	40,739	4,039,272
*	First Solar, Inc.	83,806	6,120,352
*	Fiserv, Inc.	33,526	3,282,866
*	Five9, Inc.	1,032	113,623
*	FleetCor Technologies, Inc.	8,593	2,144,125
*	Flex Ltd.	343,364	5,662,072
*	FormFactor, Inc.	71,695	2,732,296
*	Frequency Electronics, Inc.	8,185	66,380
*	Gartner, Inc.	6,468	1,879,277
*	Genasys, Inc.	5,386	16,912
	Genpact Ltd.	71,848	2,893,319
	Global Payments, Inc.	42,138	5,772,063
*	Globant SA	5,573	1,203,712
*	Grid Dynamics Holdings, Inc.	7,988	111,193
*	GSI Technology, Inc.	26,474	97,424
*	Guidewire Software, Inc.	4,803	417,573
	Hackett Group, Inc.	37,982	892,197
#*	Harmonic, Inc.	97,724	811,109
	Hewlett Packard Enterprise Co.	475,200	7,322,832
	HP, Inc.	107,275	3,929,483
*	HubSpot, Inc.	884	335,416
*	Ichor Holdings Ltd.	23,898	695,671
#*	II-VI, Inc.	21,391	1,309,343
#*	Immersion Corp.	8,488	39,639
#*	Infinera Corp.	146,181	1,124,132
	Information Services Group, Inc.	22,614	141,790
*	Innodata, Inc.	20,391	148,650
*	Insight Enterprises, Inc.	29,949	2,976,032
	Intel Corp.	498,460	21,727,871
	InterDigital, Inc.	25,244	1,435,121

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	International Business Machines Corp.	53,465	$7,068,608
*	inTEST Corp.	8,305	65,859
#*	Intevac, Inc.	20,071	102,161
*	IPG Photonics Corp.	22,766	2,150,932
#*	Iteris, Inc.	13,000	33,540
*	Itron, Inc.	35,393	1,691,078
	Jabil, Inc.	133,106	7,684,209
	Jack Henry & Associates, Inc.	15,914	3,016,976
#*	Jamf Holding Corp.	31,439	968,321
	Juniper Networks, Inc.	151,640	4,779,693
*	Key Tronic Corp.	10,062	54,033
*	Keysight Technologies, Inc.	20,470	2,871,327
*	Kimball Electronics, Inc.	21,065	375,800
	KLA Corp.	7,906	2,524,070
*	Knowles Corp.	79,951	1,480,693
#	Kulicke & Soffa Industries, Inc.	54,974	2,551,343
*	KVH Industries, Inc.	28,137	224,252
*	Kyndryl Holdings, Inc.	12,013	142,835
	Lam Research Corp.	785	365,622
*	Lattice Semiconductor Corp.	13,421	644,745
*	LGL Group, Inc.	2,275	24,252
#*	Limelight Networks, Inc.	111,420	397,769
	Littelfuse, Inc.	11,638	2,668,012
*	LiveRamp Holdings, Inc.	57,805	1,810,453
#*	Lumentum Holdings, Inc.	35,588	2,890,101
#*	Luna Innovations, Inc.	15,206	83,937
*	MACOM Technology Solutions Holdings, Inc.	25,256	1,286,793
*	Magnachip Semiconductor Corp.	17,121	313,143
*	Mandiant, Inc.	148,522	3,264,514
*	Manhattan Associates, Inc.	9,196	1,200,538
	Marvell Technology, Inc.	50,922	2,957,550
	Maximus, Inc.	28,730	2,093,842
*	MaxLinear, Inc.	44,393	2,125,093
	Methode Electronics, Inc.	33,626	1,500,056
	Microchip Technology, Inc.	24,136	1,573,667
	Micron Technology, Inc.	133,994	9,137,051
	Microsoft Corp.	13,572	3,766,501
*	Mimecast Ltd.	13,748	1,095,441
#*	Mitek Systems, Inc.	11,273	125,919
	MKS Instruments, Inc.	27,718	3,159,298
#*	Model N, Inc.	9,982	257,935
*	Momentive Global, Inc.	29,536	467,260
*	MoneyGram International, Inc.	33,326	337,592
	Monolithic Power Systems, Inc.	3,143	1,232,810
	Motorola Solutions, Inc.	7,759	1,658,021
*	N-Able, Inc.	33,899	338,990
#*	Napco Security Technologies, Inc.	36,440	637,700
	National Instruments Corp.	46,738	1,689,111
*	NCR Corp.	81,677	2,861,145
*	NeoPhotonics Corp.	44,265	670,172
	NetApp, Inc.	7,400	542,050
*	NETGEAR, Inc.	26,375	572,338
*	NetScout Systems, Inc.	61,947	1,907,968
*	NetSol Technologies, Inc.	4,255	16,084
	Network-1 Technologies, Inc.	6,962	17,127
*	New Relic, Inc.	4,562	288,638
*	nLight, Inc.	4,865	63,975
#	NortonLifeLock, Inc.	46,058	1,153,292
*	Novanta, Inc.	20,373	2,622,005

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NVE Corp.	3,647	$169,148
	NXP Semiconductors NV	3,694	631,305
*	Okta, Inc.	1,162	138,638
*	ON Semiconductor Corp.	86,077	4,485,472
*	OneSpan, Inc.	27,502	388,603
*	Onto Innovation, Inc.	49,456	3,518,300
*	Optical Cable Corp.	6,626	25,643
*	OSI Systems, Inc.	14,973	1,184,364
#*	PagerDuty, Inc.	13,008	371,639
#*	Palantir Technologies, Inc., Class A	15,291	159,026
#*	Palo Alto Networks, Inc.	855	479,894
*	Paya Holdings, Inc.	7,183	36,561
	Paychex, Inc.	20,509	2,599,106
*	Paycom Software, Inc.	2,951	830,618
*	Paylocity Holding Corp.	4,147	786,396
*	PayPal Holdings, Inc.	10,461	919,836
	PC Connection, Inc.	30,727	1,520,679
	PC-Tel, Inc.	16,219	69,093
*	PDF Solutions, Inc.	39,463	917,515
#	Pegasystems, Inc.	4,700	359,973
*	Perficient, Inc.	26,617	2,645,996
*	PFSweb, Inc.	15,667	177,820
*	Photronics, Inc.	89,745	1,345,278
#	Pineapple Energy, Inc.	2,485	7,554
*	Ping Identity Holding Corp.	60,737	1,587,058
#*	Pixelworks, Inc.	12,025	25,373
*	Plexus Corp.	25,492	2,068,421
	Power Integrations, Inc.	44,136	3,530,880
	Progress Software Corp.	40,738	1,954,609
*	PTC, Inc.	10,254	1,171,109
*	Pure Storage, Inc., Class A	46,108	1,350,964
#*	Q2 Holdings, Inc.	5,625	290,981
*	Qorvo, Inc.	17,211	1,958,268
*	Qualys, Inc.	13,938	1,899,471
#*	Rackspace Technology, Inc.	4,857	48,036
#*	Rambus, Inc.	105,706	2,633,136
*	RF Industries Ltd.	7,730	51,173
*	Ribbon Communications, Inc.	126,074	434,955
	Richardson Electronics Ltd.	12,056	144,431
*	RingCentral, Inc., Class A	338	28,679
*	Rogers Corp.	15,355	4,156,906
*	Sailpoint Technologies Holdings, Inc.	13,995	893,301
*	Salesforce, Inc.	19,686	3,463,555
*	Sanmina Corp.	55,177	2,256,188
	Sapiens International Corp. NV	14,254	331,263
*	ScanSource, Inc.	21,623	740,372
	Seagate Technology Holdings PLC	19,339	1,586,572
*	Semtech Corp.	35,522	2,117,111
*	Silicon Laboratories, Inc.	13,598	1,834,506
	Skyworks Solutions, Inc.	22,219	2,517,413
#*	SMART Global Holdings, Inc.	44,736	1,013,718
*	SolarEdge Technologies, Inc.	2,609	653,320
	SolarWinds Corp.	41,965	519,107
*	Splunk, Inc.	2,848	347,513
*	SPS Commerce, Inc.	8,975	1,073,679
	SS&C Technologies Holdings, Inc.	30,416	1,966,699
*	StarTek, Inc.	22,597	84,739
*	Stratasys Ltd.	55,206	1,070,444
*	Super Micro Computer, Inc.	37,288	1,569,825

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Switch, Inc., Class A.	22,449	$670,327
*	Synaptics, Inc.	20,546	3,049,848
*	Synopsys, Inc.	7,391	2,119,665
	TD SYNNEX Corp.	51,134	5,118,002
	TE Connectivity Ltd.	21,510	2,684,018
*	Teledyne Technologies, Inc.	6,578	2,838,736
*	Teradata Corp.	58,701	2,427,286
#	Teradyne, Inc.	19,994	2,108,567
*	TESSCO Technologies, Inc.	8,501	50,878
*	Trade Desk, Inc., Class A	8,822	519,792
*	TransAct Technologies, Inc.	8,099	53,453
*	Trimble, Inc.	20,017	1,335,134
	TTEC Holdings, Inc.	42,582	3,142,977
*	TTM Technologies, Inc.	91,307	1,273,733
#*	Turtle Beach Corp.	15,957	265,524
*	Twilio, Inc., Class A	1,622	181,372
*	Tyler Technologies, Inc.	2,256	890,466
#	Ubiquiti, Inc.	297	83,828
*	Ultra Clean Holdings, Inc.	36,777	1,146,339
*	Unisys Corp.	33,338	473,733
#*	Unity Software, Inc.	3,324	220,747
	Universal Display Corp.	5,611	716,693
*	Upland Software, Inc.	14,562	217,265
#*	Veeco Instruments, Inc.	42,137	965,780
*	Verint Systems, Inc.	46,840	2,555,590
*	VeriSign, Inc.	7,426	1,326,952
#*	Verra Mobility Corp.	98,841	1,386,739
#*	Viasat, Inc.	52,264	1,923,838
*	Viavi Solutions, Inc.	208,452	2,989,202
	Vishay Intertechnology, Inc.	131,816	2,455,732
*	Vishay Precision Group, Inc.	12,986	405,293
	VMware, Inc., Class A	943	101,882
*	Vonage Holdings Corp.	144,927	2,892,743
	Vontier Corp.	59,654	1,528,335
	Wayside Technology Group, Inc.	4,672	160,016
*	Western Digital Corp.	92,149	4,890,347
	Western Union Co.	14,373	240,891
*	WEX, Inc.	8,860	1,472,886
*	Wireless Telecom Group, Inc.	6,719	10,549
#*	Wolfspeed, Inc.	19,971	1,831,540
	Xerox Holdings Corp.	128,916	2,243,138
	Xperi Holding Corp.	146,139	2,279,768
*	Yext, Inc.	29,386	170,145
*	Zebra Technologies Corp., Class A	5,373	1,986,183
*	Zendesk, Inc.	1,720	209,909

TOTAL INFORMATION TECHNOLOGY			484,896,980

MATERIALS — (7.2%)
	AdvanSix, Inc.	23,804	1,060,230
*	AgroFresh Solutions, Inc.	1,882	3,501
	Air Products & Chemicals, Inc.	8,130	1,902,989
	Albemarle Corp.	13,641	2,630,394
	Alcoa Corp.	97,772	6,628,942
*	Allegheny Technologies, Inc.	107,690	2,927,014
*	Alpha Metallurgical Resources, Inc.	9,144	1,414,943
#	Amcor PLC	209,218	2,481,325
*	American Biltrite, Inc.	22	3,284
	American Vanguard Corp.	44,049	942,649
#*	Ampco-Pittsburgh Corp.	10,871	60,986

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	AptarGroup, Inc.	33,783	$3,879,302
*	Arconic Corp.	60,370	1,518,909
	Ashland Global Holdings, Inc.	51,002	5,353,680
*	Aspen Aerogels, Inc.	12,224	264,038
	Avery Dennison Corp.	13,122	2,369,833
	Avient Corp.	83,288	4,101,101
*	Axalta Coating Systems Ltd.	109,496	2,777,914
	Balchem Corp.	25,088	3,090,842
	Ball Corp.	25,400	2,061,464
*	Berry Global Group, Inc.	61,972	3,492,122
	Cabot Corp.	47,034	3,097,189
	Carpenter Technology Corp.	40,717	1,554,575
	Celanese Corp.	20,196	2,967,600
*	Century Aluminum Co.	85,701	1,445,776
	CF Industries Holdings, Inc.	57,803	5,597,064
	Chase Corp.	8,009	675,639
	Chemours Co.	116,970	3,868,198
*	Clearwater Paper Corp.	14,190	469,831
*	Cleveland-Cliffs, Inc.	255,235	6,505,940
*	Coeur Mining, Inc.	211,209	766,689
	Commercial Metals Co.	98,249	4,028,209
#	Compass Minerals International, Inc.	28,589	1,690,468
*	Core Molding Technologies, Inc.	11,901	119,010
	Corteva, Inc.	231,705	13,367,061
	Crown Holdings, Inc.	36,288	3,993,132
	Dow, Inc.	86,733	5,767,744
	DuPont de Nemours, Inc.	80,682	5,319,364
	Eagle Materials, Inc.	26,397	3,255,278
	Eastman Chemical Co.	22,670	2,327,529
	Ecolab, Inc.	9,334	1,580,620
	Element Solutions, Inc.	246,475	5,082,315
*	Ferroglobe PLC	24,519	158,148
*††	Ferroglobe Representation & Warranty Insurance Trust	71,368	0
*	Flotek Industries, Inc.	1,757	2,319
	FMC Corp.	22,392	2,967,836
	Fortitude Gold Corp.	17,074	115,762
	Freeport-McMoRan, Inc.	127,751	5,180,303
	Friedman Industries, Inc.	9,833	91,152
	FutureFuel Corp.	73,480	698,795
*	GCP Applied Technologies, Inc.	35,523	1,114,357
	Glatfelter Corp.	34,383	378,213
	Gold Resource Corp.	59,761	109,363
	Graphic Packaging Holding Co.	252,443	5,503,257
	Greif, Inc., Class A	30,282	1,837,512
	Greif, Inc., Class B	9,363	546,425
	Hawkins, Inc.	19,412	723,679
	Haynes International, Inc.	10,664	416,749
	HB Fuller Co.	44,273	2,953,009
	Hecla Mining Co.	538,529	2,805,736
	Huntsman Corp.	201,971	6,840,758
*	Ingevity Corp.	19,251	1,153,135
	Innospec, Inc.	23,208	2,211,954
	International Flavors & Fragrances, Inc.	36,778	4,461,171
	International Paper Co.	72,968	3,376,959
*	Intrepid Potash, Inc.	7,204	551,682
	Kaiser Aluminum Corp.	20,040	1,933,860
	Koppers Holdings, Inc.	18,894	458,368
	Kronos Worldwide, Inc.	59,063	898,939
	Linde PLC	28,454	8,876,510

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	Livent Corp.	51,804	$1,106,533
	Louisiana-Pacific Corp.	65,945	4,254,771
	LyondellBasell Industries NV, Class A	81,722	8,664,984
	Martin Marietta Materials, Inc.	6,388	2,262,757
	Materion Corp.	19,349	1,647,567
	Mercer International, Inc.	55,417	887,226
	Minerals Technologies, Inc.	28,868	1,836,293
	Mosaic Co.	145,688	9,093,845
#*	MP Materials Corp.	4,747	180,576
	Myers Industries, Inc.	42,892	940,622
	Neenah, Inc.	19,283	682,618
	NewMarket Corp.	3,889	1,262,408
	Newmont Corp.	78,234	5,699,347
#	Nexa Resources SA	6,034	56,478
	Northern Technologies International Corp.	7,510	86,891
	Nucor Corp.	127,109	19,673,931
*	O-I Glass, Inc.	152,791	2,059,623
	Olin Corp.	136,215	7,818,741
	Olympic Steel, Inc.	12,040	413,333
	Packaging Corp. of America	21,503	3,465,639
	PPG Industries, Inc.	17,778	2,275,406
#	Quaker Chemical Corp.	1,927	313,542
*	Ranpak Holdings Corp.	2,210	33,327
*	Rayonier Advanced Materials, Inc.	54,811	281,180
	Reliance Steel & Aluminum Co.	62,227	12,336,503
	Resolute Forest Products, Inc.	66,341	924,794
	Royal Gold, Inc.	9,767	1,274,398
	RPM International, Inc.	27,819	2,306,195
	Ryerson Holding Corp.	33,811	1,244,583
	Schnitzer Steel Industries, Inc., Class A	23,580	1,075,955
	Schweitzer-Mauduit International, Inc.	27,316	687,271
#	Scotts Miracle-Gro Co.	10,869	1,129,615
	Sealed Air Corp.	20,895	1,341,668
	Sensient Technologies Corp.	31,409	2,657,201
	Silgan Holdings, Inc.	40,498	1,796,896
	Sonoco Products Co.	60,999	3,776,448
	Southern Copper Corp.	4,558	283,827
	Steel Dynamics, Inc.	170,812	14,647,129
	Stepan Co.	21,974	2,243,765
*	Summit Materials, Inc., Class A	99,144	2,756,203
	SunCoke Energy, Inc.	70,287	584,788
*	Sylvamo Corp.	6,633	296,163
*	Synalloy Corp.	9,589	157,164
*	TimkenSteel Corp.	41,400	855,738
*	Trecora Resources	24,654	240,130
	Tredegar Corp.	58,826	673,558
	TriMas Corp.	44,003	1,299,849
	Trinseo PLC	36,973	1,754,369
	Tronox Holdings PLC, Class A	102,286	1,759,319
	U.S. Steel Corp.	164,257	5,008,196
	United States Lime & Minerals, Inc.	6,942	760,218
*	Universal Stainless & Alloy Products, Inc.	7,785	67,730
	Valvoline, Inc.	31,325	946,955
	Vulcan Materials Co.	15,682	2,701,852
	Warrior Met Coal, Inc.	42,685	1,454,278
	Westlake Corp.	72,184	9,134,885
	WestRock Co.	123,891	6,136,321
	Worthington Industries, Inc.	37,800	1,798,146

TOTAL MATERIALS			339,920,392

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (0.6%)
*	AMREP Corp.	6,528	$83,950
*	CBRE Group, Inc., Class A	40,033	3,324,340
*	CKX Lands, Inc.	465	5,434
#*	Cushman & Wakefield PLC	83,620	1,496,798
	Douglas Elliman, Inc.	21,039	127,496
#	eXp World Holdings, Inc.	18,149	243,015
*	Five Point Holdings LLC, Class A	11,936	69,826
*	Forestar Group, Inc.	11,719	191,137
*	FRP Holdings, Inc.	9,320	526,673
*	Howard Hughes Corp.	29,979	3,006,594
	Indus Realty Trust, Inc.	172	12,289
*	InterGroup Corp.	235	12,570
*	Jones Lang LaSalle, Inc.	36,319	7,944,055
	Kennedy-Wilson Holdings, Inc.	119,588	2,696,710
	Marcus & Millichap, Inc.	31,988	1,432,743
*	Maui Land & Pineapple Co., Inc.	2,532	29,093
	Newmark Group, Inc., Class A	126,541	1,537,473
*	Rafael Holdings, Inc., Class B	20,549	44,180
	RE/MAX Holdings, Inc., Class A	15,162	355,701
*	Realogy Holdings Corp.	93,579	1,025,626
	RMR Group, Inc., Class A	9,755	266,116
	St. Joe Co.	62,994	3,351,911
*	Stratus Properties, Inc.	9,135	383,670
*	Tejon Ranch Co.	19,414	355,470
#*	Zillow Group, Inc., Class A	4,894	189,153
#*	Zillow Group, Inc., Class C	15,644	622,944

TOTAL REAL ESTATE.			29,334,967

UTILITIES — (1.1%)
	AES Corp.	54,711	1,117,199
	ALLETE, Inc.	9,015	534,950
	Alliant Energy Corp.	106	6,234
	American States Water Co.	11,069	870,688
	Artesian Resources Corp., Class A	5,487	255,145
#	Atlantica Sustainable Infrastructure PLC	31,600	976,440
#	Atmos Energy Corp.	12,134	1,375,996
#	Avangrid, Inc.	9,028	400,392
	Avista Corp.	20,799	843,815
	Black Hills Corp.	8,173	598,590
	Brookfield Renewable Corp., Class A	18,351	658,801
	California Water Service Group.	16,250	842,887
	CenterPoint Energy, Inc.	6,565	200,955
	Chesapeake Utilities Corp.	7,116	890,710
	Clearway Energy, Inc., Class A	3,852	109,474
#	Clearway Energy, Inc., Class C	14,450	441,158
	CMS Energy Corp.	17,300	1,188,337
	Consolidated Water Co. Ltd.	12,933	140,711
	Essential Utilities, Inc.	18,470	826,717
	Evergy, Inc.	22,911	1,554,511
	Eversource Energy	15,733	1,375,064
	Genie Energy Ltd., Class B	22,891	148,563
	Hawaiian Electric Industries, Inc.	20,043	823,968
	IDACORP, Inc.	5,746	604,364
	Macquarie Infrastructure Holdings LLC	46,903	175,886
	MGE Energy, Inc.	14,329	1,115,799
	Middlesex Water Co.	7,465	664,012
	National Fuel Gas Co.	11,930	836,651
	New Jersey Resources Corp.	80,193	3,461,130
	NiSource, Inc.	31,603	920,279

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Northwest Natural Holding Co.	10,249	$490,210
# NorthWestern Corp.	16,697	946,553
NRG Energy, Inc.	130,978	4,702,110
OGE Energy Corp.	16,299	630,445
ONE Gas, Inc.	7,311	616,829
# Ormat Technologies, Inc.	56,661	4,402,560
Otter Tail Corp.	18,309	1,061,190
Pinnacle West Capital Corp.	7,400	526,880
PNM Resources, Inc.	20,489	956,017
Portland General Electric Co.	15,008	710,329
* Pure Cycle Corp.	2,900	30,305
RGC Resources, Inc.	1,634	33,987
SJW Group.	12,053	711,127
South Jersey Industries, Inc.	31,150	1,065,018
Southwest Gas Holdings, Inc.	7,654	674,394
Spire, Inc.	7,217	525,037
#* Sunnova Energy International, Inc.	66,696	1,151,840
UGI Corp.	26,511	909,327
Unitil Corp.	8,110	413,610
# Via Renewables, Inc.	2,524	18,021
Vistra Corp.	277,420	6,941,048
WEC Energy Group, Inc.	6,451	645,423
York Water Co.	7,798	301,627

TOTAL UTILITIES		52,423,313

TOTAL COMMON STOCKS		4,505,951,437

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%.	14,980	406,108

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	4,810	391,919

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	29,437	840,426

TOTAL PREFERRED STOCKS.		1,638,453

TOTAL INVESTMENT SECURITIES (Cost $2,365,770,104)		4,507,589,890

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.290%	42,413,943	42,413,943

SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	13,854,505	160,255,064

TOTAL INVESTMENTS — (100.0%) (Cost $2,568,405,399)		$4,710,258,897

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

As of April 30, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	175	06/17/22	$37,169,788	$36,115,625	$(1,054,163)

Total Futures Contracts			$37,169,788	$36,115,625	$(1,054,163)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$278,392,520	$29,189	$4,803	$278,426,512
Consumer Discretionary	481,820,428	38,430	2,279	481,861,137
Consumer Staples.	238,454,362	69,806	—	238,524,168
Energy	408,938,028	—	—	408,938,028
Financials	973,306,430	72,129	—	973,378,559
Health Care	477,122,075	20,686	1,722,905	478,865,666
Industrials	739,057,666	324,049	—	739,381,715
Information Technology	484,896,980	—	—	484,896,980
Materials	339,920,392	—	—	339,920,392
Real Estate	29,334,967	—	—	29,334,967
Utilities	52,423,313	—	—	52,423,313
Preferred Stocks
Communication Services	406,108	—	—	406,108
Consumer Discretionary	391,919	—	—	391,919
Industrials	840,426	—	—	840,426
Temporary Cash Investments	42,413,943	—	—	42,413,943
Securities Lending Collateral	—	160,255,064	—	160,255,064
Futures Contracts**	(1,054,163)	—	—	(1,054,163)

TOTAL	$4,546,665,394	$160,809,353	$1,729,987^	$4,709,204,734

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.2%)
COMMUNICATION SERVICES — (2.3%)
*	Altice USA, Inc., Class A	55,417	$514,270
#*	AMC Networks, Inc., Class A	166,726	5,440,269
#*	Angi, Inc.	66,347	292,590
*	Anterix, Inc.	92,679	4,804,479
	ATN International, Inc.	93,763	3,703,638
#*	Audacy, Inc.	583,725	1,482,662
#*	AutoWeb, Inc.	5,261	12,732
*	Ballantyne Strong, Inc.	84,517	257,777
#*	Bandwidth, Inc., Class A	7,138	157,893
*	Beasley Broadcast Group, Inc., Class A	68,349	115,510
*	Boston Omaha Corp., Class A	60,720	1,265,405
#*	Cargurus, Inc.	477,293	15,597,935
*	Cars.com, Inc.	463,497	5,154,087
#*	Cinemark Holdings, Inc.	275,007	4,361,611
*	Clear Channel Outdoor Holdings, Inc.	132,498	325,945
	Cogent Communications Holdings, Inc.	340,475	19,917,787
*	comScore, Inc.	168,791	340,958
#*	Consolidated Communications Holdings, Inc.	352,198	2,095,578
*	Contra Costa Communications.	5,954	0
*	Cumulus Media, Inc., Class A	34,805	479,265
*	Daily Journal Corp.	1,557	400,383
#	DallasNews Corp.	6,230	41,118
*	DHI Group, Inc.	268,956	1,495,395
#*	Dolphin Entertainment, Inc.	33,421	128,337
#*	EchoStar Corp., Class A	48,738	1,138,032
#*	Emerald Holding, Inc.	9,707	26,112
	Entravision Communications Corp., Class A	510,481	2,639,187
#*	EverQuote, Inc., Class A	74,082	1,028,258
*	EW Scripps Co., Class A	504,149	8,298,293
#*	fuboTV, Inc.	67,624	256,295
*	Gaia, Inc.	64,045	316,382
#*	Gannett Co., Inc.	682,615	2,737,286
	Gray Television, Inc.	677,605	12,549,245
#	Gray Television, Inc., Class A	14,094	241,450
#*	Hemisphere Media Group, Inc.	100,790	392,073
#*	IDT Corp., Class B.	249,385	6,603,715
*	iHeartMedia, Inc., Class A	176,526	2,822,651
#*	IMAX Corp.	84,824	1,341,916
#*	Insignia Systems, Inc.	7,998	65,744
*	Iridium Communications, Inc.	696,920	24,887,013
#	John Wiley & Sons, Inc., Class A	286,011	14,555,100
#*	Lee Enterprises, Inc.	11,151	268,739
*	Liberty Latin America Ltd., Class A	130,901	1,209,525
*	Liberty Latin America Ltd., Class C	457,752	4,229,628
#*	Liberty Media Corp.-Liberty Braves, Class A	55,654	1,462,031
*	Liberty Media Corp.-Liberty Braves, Class C	146,412	3,676,405
#*	Lions Gate Entertainment Corp., Class A	394,134	5,316,868
*	Lions Gate Entertainment Corp., Class B	501,583	6,304,898
*	Loyalty Ventures, Inc.	11,910	152,329
*	Madison Square Garden Entertainment Corp.	11,645	852,996
*	Marchex, Inc., Class B	81,442	141,709
#*	Marcus Corp.	116,286	1,829,179
»††^	Media General, Inc.	298,450	36,918

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	New York Times Co., Class A	46,694	$1,789,314
#	Nexstar Media Group, Inc., Class A	289,770	45,905,363
*	Ooma, Inc.	75,525	969,741
*»	Pegasus Cos., Inc.	34	2,040
*	PubMatic, Inc., Class A	6,492	146,524
#*	QuinStreet, Inc.	350,041	3,328,890
#*	Reading International, Inc., Class A	98,464	392,871
#*»	Reading International, Inc., Class B	2,710	58,563
	Saga Communications, Inc., Class A	18,068	410,686
*	Salem Media Group, Inc.	22,720	66,115
#	Scholastic Corp.	169,844	6,258,751
#*	Sciplay Corp., Class A	68,404	913,877
#	Shenandoah Telecommunications Co.	360,509	7,282,282
	Sinclair Broadcast Group, Inc., Class A	49,755	1,106,551
	Spok Holdings, Inc.	167,764	1,154,216
#*	TechTarget, Inc.	226,772	15,264,023
	TEGNA, Inc.	866,096	19,097,417
#	Telephone & Data Systems, Inc.	542,795	9,944,004
#*	Telesat Corp.	24,826	279,044
#*	Thryv Holdings, Inc.	46,473	1,200,398
*	Townsquare Media, Inc., Class A	120,143	1,309,559
#*	Travelzoo	75,411	520,336
#*	TripAdvisor, Inc.	317,498	8,150,174
*	TrueCar, Inc.	315,367	1,129,014
*	U.S. Cellular Corp.	182,040	5,239,111
#*	Urban One, Inc.	22,217	134,191
*	Urban One, Inc.	26,423	213,762
#*	WideOpenWest, Inc.	8,395	168,320
#	World Wrestling Entertainment, Inc., Class A	98,671	5,761,400
#*	Yelp, Inc.	223,956	7,285,289
#*	Zedge, Inc., Class B	25,739	132,298
#*	Ziff Davis, Inc.	261,156	23,075,744
#*	ZipRecruiter, Inc., Class A	14,823	333,666

TOTAL COMMUNICATION SERVICES			342,789,135

CONSUMER DISCRETIONARY — (11.9%)
#*	Cheesecake Factory, Inc.	335,146	12,370,239
*	1-800-Flowers.com, Inc., Class A	270,072	2,754,734
#*	2U, Inc.	86,380	862,072
	Aaron’s Co., Inc.	327,181	6,717,026
#*	Abercrombie & Fitch Co., Class A	427,569	14,785,336
#	Academy Sports & Outdoors, Inc.	103,523	3,867,619
#	Acushnet Holdings Corp.	103,028	4,197,361
*	Adient PLC	543,441	18,553,076
#	ADT, Inc.	162,897	1,115,844
#*	Adtalem Global Education, Inc.	310,006	9,086,276
#	AMCON Distributing Co.	2,993	501,178
#*	American Axle & Manufacturing Holdings, Inc.	570,041	3,773,671
#	American Eagle Outfitters, Inc.	1,107,270	16,730,850
#*	American Outdoor Brands, Inc.	140,067	1,764,844
*	American Public Education, Inc.	66,139	1,285,742
#*	America’s Car-Mart, Inc.	64,209	5,191,298
*	Ark Restaurants Corp.	18,184	327,312
	Arko Corp.	29,796	276,209
#*	Asbury Automotive Group, Inc.	163,432	30,024,093
	Autoliv, Inc.	51,752	3,813,087
#*	AutoNation, Inc.	209,066	24,232,840
*	Barnes & Noble Education, Inc.	251,373	764,174
#	Bassett Furniture Industries, Inc.	113,835	1,885,108

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	BBQ Holdings, Inc.	52,090	$751,659
*	Beazer Homes USA, Inc.	161,594	2,436,838
#*	Bed Bath & Beyond, Inc.	482,270	6,563,695
#	Big 5 Sporting Goods Corp.	144,363	2,088,933
#	Big Lots, Inc.	218,112	6,739,661
*	Biglari Holdings, Inc., Class A	235	160,566
*	Biglari Holdings, Inc., Class B	10,984	1,498,108
#*	BJ’s Restaurants, Inc.	158,728	4,411,051
#	Bloomin’ Brands, Inc.	637,396	14,016,338
#	Bluegreen Vacations Holding Corp.	59,716	1,570,531
*	Boot Barn Holdings, Inc.	226,612	20,408,677
#*	Brinker International, Inc.	319,209	11,596,863
	Brunswick Corp.	34,788	2,630,321
#	Buckle, Inc.	237,280	7,369,917
	Build-A-Bear Workshop, Inc.	136,061	2,576,995
#	Caleres, Inc.	272,029	6,237,625
#*	Callaway Golf Co.	27,090	594,355
#	Camping World Holdings, Inc., Class A	105,567	2,710,961
#*	CarParts.com, Inc.	151,909	909,935
	Carriage Services, Inc.	154,515	6,627,148
#	Carrols Restaurant Group, Inc.	264,814	423,702
#	Carter’s, Inc.	189,684	15,978,980
#	Cato Corp., Class A	94,778	1,284,242
*	Cavco Industries, Inc.	65,557	15,487,841
*	Century Casinos, Inc.	81,272	850,918
	Century Communities, Inc.	257,197	13,559,426
*	Charles & Colvard Ltd.	41,647	58,306
#*	Chico’s FAS, Inc.	609,815	3,232,019
#*	Children’s Place, Inc.	122,218	5,662,360
#	Choice Hotels International, Inc.	161,930	22,744,688
#*	Chuy’s Holdings, Inc.	141,422	3,536,964
#*	Citi Trends, Inc.	105,329	2,946,052
	Clarus Corp.	131,928	2,948,591
	Columbia Sportswear Co.	35,777	2,939,438
#*	Conn’s, Inc.	164,823	2,579,480
*	Container Store Group, Inc.	245,255	1,876,201
»††^	Contra Zagg, Inc.	343,229	30,891
#*	Cooper-Standard Holdings, Inc.	41,624	191,887
#	Cracker Barrel Old Country Store, Inc.	128,518	14,264,213
*	Crocs, Inc.	430,394	28,591,073
	Crown Crafts, Inc.	4,141	25,923
#	Culp, Inc.	69,956	451,916
	Dana, Inc.	982,532	14,551,299
#*	Dave & Buster’s Entertainment, Inc.	236,550	10,763,025
*	Deckers Outdoor Corp.	1,630	433,172
*	Delta Apparel, Inc.	41,501	1,202,699
#*	Denny’s Corp.	329,386	4,222,729
#	Designer Brands, Inc., Class A	312,330	4,316,401
#*	Destination XL Group, Inc.	70,252	347,747
#	Dillard’s, Inc., Class A	27,776	8,438,627
*	Dixie Group, Inc.	27,325	75,417
*	Dorman Products, Inc.	231,229	22,826,927
*	Duluth Holdings, Inc., Class B	61,128	748,818
	Educational Development Corp.	42,166	276,187
*	El Pollo Loco Holdings, Inc.	261,110	2,780,821
#	Escalade, Inc.	65,854	865,980
#	Ethan Allen Interiors, Inc.	180,695	4,289,699
*	Everi Holdings, Inc.	160,881	2,792,894
#*	Express, Inc.	177,207	609,592

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Fiesta Restaurant Group, Inc.	124,450	$846,260
	Flanigan’s Enterprises, Inc.	7,328	272,602
#	Flexsteel Industries, Inc.	47,711	1,034,852
#	Foot Locker, Inc.	211,884	6,210,320
#*	Fossil Group, Inc.	249,305	2,463,133
#*	Fox Factory Holding Corp.	272,732	22,331,296
#	Franchise Group, Inc.	20,270	755,868
*	frontdoor, Inc.	293,995	9,087,385
#*	Full House Resorts, Inc.	12,837	116,175
#*	Funko, Inc., Class A	179,085	2,917,295
#	Gap, Inc.	375,848	4,668,032
*	Garrett Motion, Inc.	69,244	461,857
#*	Genesco, Inc.	133,262	8,266,242
*	Gentherm, Inc.	250,646	16,898,553
*	G-III Apparel Group Ltd.	318,935	8,445,399
*	Goodyear Tire & Rubber Co.	1,065,236	14,188,944
#*	GoPro, Inc., Class A	319,186	2,847,139
	Graham Holdings Co., Class B	28,381	16,812,053
*	Grand Canyon Education, Inc.	81,895	7,859,463
*	Green Brick Partners, Inc.	104,930	2,067,121
	Group 1 Automotive, Inc.	131,156	22,839,506
#*	Groupon, Inc.	146,784	2,863,756
	Guess?, Inc.	442,599	9,945,200
#	H&R Block, Inc.	447,207	11,658,686
#	Hamilton Beach Brands Holding Co., Class A	88,313	826,610
#	Hanesbrands, Inc.	426,154	5,650,802
#	Harley-Davidson, Inc.	436,750	15,919,537
#	Haverty Furniture Cos., Inc.	55,723	1,383,602
	Haverty Furniture Cos., Inc., Class A	3,785	93,035
#*	Helen of Troy Ltd.	181,843	39,007,142
	Hibbett, Inc.	119,311	5,151,849
*	Hilton Grand Vacations, Inc.	414,325	19,402,840
#	Hooker Furnishings Corp.	78,282	1,319,835
#*	Horizon Global Corp.	133,441	496,401
*	Hovnanian Enterprises, Inc., Class A	24,891	1,145,484
#*	Inspired Entertainment, Inc.	92,187	856,417
#	Installed Building Products, Inc.	212,162	17,072,676
#	International Game Technology PLC	334,217	7,295,957
*	iRobot Corp.	183,579	9,298,276
*	J Jill, Inc.	10,423	168,436
#	Jack in the Box, Inc.	159,867	13,230,593
#*	JAKKS Pacific, Inc.	2,347	32,037
#	JOANN, Inc.	8,221	85,827
	Johnson Outdoors, Inc., Class A	64,341	4,920,800
	KB Home	651,739	21,135,896
#*	Kirkland’s, Inc.	4,700	33,981
	Kohl’s Corp.	93,676	5,421,967
	Kontoor Brands, Inc.	51,596	2,049,909
#*	Koss Corp.	13,669	89,259
#*	Kura Sushi USA, Inc., Class A	13,001	652,390
#*	Lakeland Industries, Inc.	65,730	1,063,511
#*	Lands’ End, Inc.	134,102	1,880,110
	Laureate Education, Inc., Class A	520,196	5,893,821
*»††^	Lazare Kaplan International, Inc.	9,600	1,350
#	La-Z-Boy, Inc.	314,096	8,254,443
#*	Lazydays Holdings, Inc.	19,435	377,622
#	LCI Industries	188,614	18,355,914
*	Legacy Housing Corp.	31,812	557,346
#	Leggett & Platt, Inc.	119,356	4,252,654

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	LGI Homes, Inc.	39,967	$3,745,308
	Lifetime Brands, Inc.	132,350	1,670,257
*	Lincoln Educational Services Corp.	65,413	467,703
#*	Liquidity Services, Inc.	359,711	5,187,033
*	Live Ventures, Inc.	3,233	123,501
*	LL Flooring Holdings, Inc.	207,741	2,868,903
#*	Lovesac Co.	67,431	2,956,175
*	M/I Homes, Inc.	158,879	7,035,162
	Macy’s, Inc.	427,938	10,343,261
#*	Malibu Boats, Inc., Class A	170,692	8,584,101
#	Marine Products Corp.	153,627	1,803,581
#*	MarineMax, Inc.	167,811	6,866,826
	Marriott Vacations Worldwide Corp.	214,352	32,009,184
#*	MasterCraft Boat Holdings, Inc.	133,246	3,207,231
*	Mattel, Inc.	281,138	6,834,465
	MDC Holdings, Inc.	520,773	19,221,731
*	Meritage Homes Corp.	227,167	18,752,636
*	Modine Manufacturing Co.	250,193	1,976,525
#*	Monarch Casino & Resort, Inc.	25,809	1,810,501
#	Monro, Inc.	214,467	9,807,576
#*	Motorcar Parts of America, Inc.	113,307	1,723,399
#	Movado Group, Inc.	116,964	4,207,195
	Murphy USA, Inc.	187,244	43,740,198
#	Nathan’s Famous, Inc.	57,270	2,712,880
#*	National Vision Holdings, Inc.	270,791	10,195,281
#*	Nautilus, Inc.	147,910	445,209
#*	Noodles & Co.	220,658	1,229,065
	Nordstrom, Inc.	102,753	2,640,752
#*	Norwegian Cruise Line Holdings Ltd.	268,558	5,379,217
*	ODP Corp.	328,979	14,155,966
#*	Ollie’s Bargain Outlet Holdings, Inc.	131,147	6,301,613
*	ONE Group Hospitality, Inc.	72,417	674,202
#*	OneSpaWorld Holdings Ltd.	201,356	2,021,614
#	OneWater Marine, Inc., Class A	21,466	701,724
#	Oxford Industries, Inc.	121,670	10,901,632
#	Papa John’s International, Inc.	259,744	23,649,691
#*	Party City Holdco, Inc.	148,734	459,588
	Patrick Industries, Inc.	177,760	11,065,560
*	Penn National Gaming, Inc.	62,880	2,299,522
#	Penske Automotive Group, Inc.	459,396	48,153,889
*	Perdoceo Education Corp.	495,209	5,536,437
#	PetMed Express, Inc.	157,076	3,439,964
*	Planet Fitness, Inc., Class A	54,513	4,362,675
*	Playa Hotels & Resorts NV	148,182	1,398,838
*	PlayAGS, Inc.	77,237	509,764
#	Polaris, Inc.	6,665	632,775
*	Potbelly Corp.	76,641	493,568
#*	Purple Innovation, Inc.	69,182	285,030
	PVH Corp.	47,412	3,450,645
#*	Quotient Technology, Inc.	329,313	1,748,652
	Qurate Retail, Inc., Class A	599,956	2,525,815
	RCI Hospitality Holdings, Inc.	70,051	4,340,360
#*	Red Robin Gourmet Burgers, Inc.	77,053	1,016,329
#	Red Rock Resorts, Inc., Class A	66,913	2,941,495
#	Rent-A-Center, Inc.	171,507	4,136,749
#*	Revolve Group, Inc.	70,088	2,961,919
#	Rocky Brands, Inc.	80,540	3,101,595
#	Ruth’s Hospitality Group, Inc.	257,655	5,403,025
#*	Sally Beauty Holdings, Inc.	663,325	10,029,474

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Scientific Games Corp., Class A	284,894	$15,971,158
#*	SeaWorld Entertainment, Inc.	263,628	17,779,072
#*	Shake Shack, Inc., Class A	196,470	11,361,860
#	Shoe Carnival, Inc.	243,020	7,336,774
#	Shutterstock, Inc.	225,059	17,041,467
#	Signet Jewelers Ltd.	344,478	24,182,356
#*	Skechers USA, Inc., Class A	138,575	5,307,422
*	Skyline Champion Corp.	240,994	12,300,334
#*	Sleep Number Corp.	175,126	7,103,111
#	Smith & Wesson Brands, Inc.	372,104	5,108,988
#	Sonic Automotive, Inc., Class A	217,412	9,250,881
#*	Sonos, Inc.	235,805	5,381,070
#*	Sportsman’s Warehouse Holdings, Inc.	309,974	2,978,850
	Standard Motor Products, Inc.	157,784	6,734,221
	Steven Madden Ltd.	506,991	20,817,050
*	Stitch Fix, Inc., Class A	11,105	105,497
*	Stoneridge, Inc.	206,441	4,068,952
#	Strategic Education, Inc.	124,112	8,017,635
*	Strattec Security Corp.	22,207	787,238
*	Stride, Inc.	315,805	12,411,136
#	Superior Group of Cos., Inc.	114,063	1,813,602
#*	Superior Industries International, Inc.	83,459	269,573
*	Sypris Solutions, Inc.	6,341	13,570
*	Taylor Morrison Home Corp.	898,345	23,527,656
	Tempur Sealy International, Inc.	298,307	8,087,103
#*	Tenneco, Inc., Class A	132,998	2,283,576
*	Terminix Global Holdings, Inc.	9,453	433,798
	Texas Roadhouse, Inc.	336,612	27,713,266
#	Thor Industries, Inc.	78,033	5,973,426
	Tile Shop Holdings, Inc.	78,730	470,805
#	Tilly’s, Inc., Class A	126,261	1,113,622
	Toll Brothers, Inc.	41,690	1,933,165
#*	TopBuild Corp.	179,257	32,470,613
	Travel & Leisure Co.	429,837	23,847,357
*	TravelCenters of America, Inc.	50,699	1,927,069
*	Tri Pointe Homes, Inc.	864,225	17,863,531
#*	Tupperware Brands Corp.	169,908	2,986,983
*	Under Armour, Inc., Class A	201,691	3,097,974
*	Under Armour, Inc., Class C	184,529	2,618,467
*	Unifi, Inc.	126,273	1,852,425
*	Universal Electronics, Inc.	100,003	2,950,088
*	Universal Technical Institute, Inc.	108,232	1,121,284
#*	Urban Outfitters, Inc.	299,543	7,129,123
#*	Vera Bradley, Inc.	159,065	978,250
*	Vince Holding Corp.	10,854	98,880
*	Vista Outdoor, Inc.	416,280	14,665,544
#*	Visteon Corp.	167,302	17,518,192
#*	VOXX International Corp.	278,969	2,111,795
	Wendy’s Co.	1,052,992	20,807,122
	Weyco Group, Inc.	61,001	1,501,235
#	Wingstop, Inc.	211,969	19,450,275
	Winmark Corp.	38,275	7,777,480
#	Winnebago Industries, Inc.	246,194	13,092,597
	Wolverine World Wide, Inc.	599,106	11,874,281
#*	Workhorse Group, Inc.	54,234	163,244
#*	WW International, Inc.	34,137	334,201
	Wyndham Hotels & Resorts, Inc.	79,091	6,956,844
#*	XPEL, Inc.	5,025	217,432
#*	YETI Holdings, Inc.	54,502	2,663,513

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Zovio, Inc.	176,170	$128,569
#*	Zumiez, Inc.	161,935	5,931,679

TOTAL CONSUMER DISCRETIONARY.			1,763,282,024

CONSUMER STAPLES — (3.8%)
#	Alico, Inc.	35,272	1,399,240
	Andersons, Inc.	237,722	11,940,776
	B&G Foods, Inc.	334,730	9,014,279
*	BellRing Brands, Inc.	140,156	3,003,543
*	BJ’s Wholesale Club Holdings, Inc.	580,667	37,365,921
*	Bridgford Foods Corp.	18,946	246,298
#	Calavo Growers, Inc.	103,999	3,768,924
#	Cal-Maine Foods, Inc.	286,375	15,386,929
	Casey’s General Stores, Inc.	9,880	1,988,844
#*	Celsius Holdings, Inc.	6,646	345,592
#*	Central Garden & Pet Co.	83,855	3,672,010
*	Central Garden & Pet Co., Class A	309,981	12,827,014
#*	Chefs’ Warehouse, Inc.	279,139	10,216,487
#	Coca-Cola Consolidated, Inc.	54,568	24,091,772
	Coffee Holding Co., Inc.	21,395	64,613
*	Coty, Inc., Class A	777,943	6,309,118
#	Edgewell Personal Care Co.	40,693	1,552,031
*	elf Beauty, Inc.	213,313	5,189,905
#	Energizer Holdings, Inc.	68,544	2,076,198
*	Farmer Bros Co.	59,828	375,720
#	Flowers Foods, Inc.	352,988	9,361,242
	Fresh Del Monte Produce, Inc.	352,221	9,175,357
#*	Freshpet, Inc.	29,455	2,749,624
#*	Grocery Outlet Holding Corp.	13,885	467,508
#*	Hain Celestial Group, Inc.	213,427	7,158,342
*	Herbalife Nutrition Ltd.	31,786	844,872
#*	HF Foods Group, Inc.	8,972	52,396
*	Hostess Brands, Inc.	727,840	16,514,690
#	Ingles Markets, Inc., Class A	121,419	11,306,537
	Ingredion, Inc.	26,898	2,289,289
#	Inter Parfums, Inc.	234,744	19,185,627
#	J&J Snack Foods Corp.	107,465	16,087,510
	John B. Sanfilippo & Son, Inc.	69,422	5,389,924
	Lancaster Colony Corp.	161,749	25,100,210
#*	Landec Corp.	210,375	2,093,231
*	Lifevantage Corp.	81,713	318,681
#*	Lifeway Foods, Inc.	3,939	22,531
#	Limoneira Co.	85,773	1,024,130
	Mannatech, Inc.	804	26,460
	Medifast, Inc.	93,124	16,609,597
#	MGP Ingredients, Inc.	136,280	12,446,452
#	National Beverage Corp.	224,080	9,877,446
*	Natural Alternatives International, Inc.	50,882	498,135
	Natural Grocers by Vitamin Cottage, Inc.	113,026	2,304,600
*	Nature’s Sunshine Products, Inc.	91,420	1,513,915
	Nu Skin Enterprises, Inc., Class A	164,778	7,026,134
#	Oil-Dri Corp. of America	35,199	878,215
#*	Performance Food Group Co.	217,815	10,727,389
*	Pilgrim’s Pride Corp.	48,845	1,384,756
*	Post Holdings, Inc.	66,893	4,976,170
	PriceSmart, Inc.	220,412	17,511,733
#	Reynolds Consumer Products, Inc.	5,602	165,763
#*	Rite Aid Corp.	40,935	260,756
	Rocky Mountain Chocolate Factory, Inc.	16,642	110,004

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	S&W Seed Co.	6,100	$8,418
	Sanderson Farms, Inc.	142,633	27,010,411
	Seaboard Corp.	1,803	7,617,657
*	Seneca Foods Corp., Class A	64,855	3,518,384
*»	Seneca Foods Corp., Class B	2,794	155,905
*	Simply Good Foods Co.	204,592	8,521,257
#	SpartanNash Co.	256,872	8,805,572
	Spectrum Brands Holdings, Inc.	186,972	15,905,708
#*	Sprouts Farmers Market, Inc.	630,481	18,788,334
#	Tootsie Roll Industries, Inc.	156,686	5,488,711
#*	TreeHouse Foods, Inc.	227,838	7,176,897
#	Turning Point Brands, Inc.	132,186	4,149,318
*	U.S. Foods Holding Corp.	31,213	1,174,233
*	United Natural Foods, Inc.	418,397	17,961,783
#	United-Guardian, Inc.	19,601	422,206
#	Universal Corp.	169,014	9,777,460
#*	USANA Health Sciences, Inc.	139,337	10,681,574
#	Vector Group Ltd.	718,277	9,136,483
#	Village Super Market, Inc., Class A	73,253	1,698,737
*	Vital Farms, Inc.	77,834	895,091
#	WD-40 Co.	97,752	17,984,413
#	Weis Markets, Inc.	187,468	14,974,944
#*	Whole Earth Brands, Inc.	40,482	279,731

TOTAL CONSUMER STAPLES			558,427,667

ENERGY — (4.7%)
	Adams Resources & Energy, Inc.	20,681	803,870
#*	Alto Ingredients, Inc.	354,246	2,043,999
	Antero Midstream Corp.	1,341,804	13,780,327
*	Antero Resources Corp.	1,451,923	51,107,690
#	Arch Resources, Inc.	109,384	18,199,310
	Archrock, Inc.	694,330	6,047,614
*	Ardmore Shipping Corp.	161,827	1,008,182
*	Barnwell Industries, Inc.	49,095	139,921
#*	Battalion Oil Corp.	8,358	157,465
#	Berry Corp.	109,298	1,198,999
	Brigham Minerals, Inc., Class A	28,297	701,200
*	Bristow Group, Inc.	84,718	2,526,291
	Cactus, Inc., Class A.	306,533	15,305,193
#	California Resources Corp.	179,253	7,207,763
#*	Callon Petroleum Co.	40,708	2,087,099
#*	Centennial Resource Development, Inc., Class A	608,409	4,709,086
#*	Centrus Energy Corp., Class A	36,138	1,003,191
	ChampionX Corp.	299,828	6,326,371
#	Chesapeake Energy Corp.	106,070	8,699,861
	Civitas Resources, Inc.	198,281	11,623,232
#*	Clean Energy Fuels Corp.	1,593,523	9,338,045
#*	CNX Resources Corp.	1,474,957	30,310,366
#*	Comstock Resources, Inc.	375,397	6,393,011
#*	CONSOL Energy, Inc.	148,720	7,071,636
#	Core Laboratories NV	41,091	1,068,366
#	Crescent Energy, Inc., Class A	60,201	945,758
#	CVR Energy, Inc.	50,231	1,259,291
*	Delek U.S. Holdings, Inc.	269,658	6,525,724
#*	Denbury, Inc.	115,474	7,388,027
#	DHT Holdings, Inc.	1,158,520	6,510,882
*	DMC Global, Inc.	130,198	2,602,658
	Dorian LPG Ltd.	251,978	3,709,116
#*	Dril-Quip, Inc.	53,463	1,544,011

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	DTE Midstream LLC	11,025	$592,594
#*	Earthstone Energy, Inc., Class A	247,126	3,333,730
#	EnLink Midstream LLC	682,541	6,736,680
*	Enservco Corp.	49,411	132,421
	Epsilon Energy Ltd.	5,982	44,267
	Equitrans Midstream Corp.	107,399	844,156
#	Evolution Petroleum Corp.	141,995	895,988
#*	Expro Group Holdings NV	83,943	1,282,649
#*	Exterran Corp.	167,944	1,140,340
	Falcon Minerals Corp.	196,624	1,337,043
#*	Forum Energy Technologies, Inc.	27,217	575,095
*	Geospace Technologies Corp.	64,096	370,475
#*	Green Plains, Inc.	284,362	7,982,041
*	Gulf Island Fabrication, Inc.	112,200	417,384
#*	Hallador Energy Co.	60,405	257,325
#*	Helix Energy Solutions Group, Inc.	721,424	2,965,053
	Helmerich & Payne, Inc.	116,652	5,369,492
*	HF Sinclair Corp.	395,615	15,041,282
*	Houston American Energy Corp.	47,981	170,812
*	Independence Contract Drilling, Inc.	37,050	152,646
#	International Seaways, Inc.	258,792	5,468,275
	Kinetik Holdings, Inc., Class A	10,059	715,698
*	Kosmos Energy Ltd.	320,405	2,165,938
#*	Laredo Petroleum, Inc.	118,021	8,404,275
*	Liberty Energy, Inc., Class A	121,533	1,961,543
#	Magnolia Oil & Gas Corp., Class A	347,876	8,084,638
#	Matador Resources Co.	837,983	40,910,330
*	Mexco Energy Corp.	11,942	191,669
#	Murphy Oil Corp.	770,492	29,340,335
#*	Nabors Industries Ltd.	25,375	3,923,483
	NACCO Industries, Inc., Class A	45,889	2,114,565
#*	National Energy Services Reunited Corp.	97,269	650,730
*	Natural Gas Services Group, Inc.	84,278	1,034,934
*	NCS Multistage Holdings, Inc.	2,358	112,429
*	New Concept Energy, Inc.	2,862	6,869
*	Newpark Resources, Inc.	436,506	1,523,406
*	NextDecade Corp.	8,783	49,097
#*	NexTier Oilfield Solutions, Inc.	253,316	2,794,075
#	Northern Oil & Gas, Inc.	62,133	1,552,082
#	NOV, Inc.	766,355	13,894,016
#	Oasis Petroleum, Inc.	29,673	3,936,420
*	Oceaneering International, Inc.	51,729	586,090
#*	Oil States International, Inc.	209,369	1,415,334
*	Overseas Shipholding Group, Inc., Class A	325,060	676,125
*	Par Pacific Holdings, Inc.	279,462	4,099,708
#	Patterson-UTI Energy, Inc.	550,890	9,056,632
*	PBF Energy, Inc., Class A	111,256	3,233,099
#	PDC Energy, Inc.	695,473	48,502,287
#*	Peabody Energy Corp.	408,063	9,238,546
*	PEDEVCO Corp.	15,471	18,411
#	PHX Minerals, Inc.	48,765	171,165
*	ProPetro Holding Corp.	334,749	4,733,351
*	Range Resources Corp.	1,855,392	55,550,436
*	Ranger Oil Corp., Class A	96,936	3,087,412
*	Renewable Energy Group, Inc.	366,930	22,404,746
*	REX American Resources Corp.	51,451	4,354,298
#	Riley Exploration Permian, Inc.	12,137	281,943
#*	Ring Energy, Inc.	30,526	136,451
#*	RPC, Inc.	223,627	2,312,303

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	SandRidge Energy, Inc.	224,526	$4,169,448
#	Scorpio Tankers, Inc.	201,478	4,982,551
#*	SEACOR Marine Holdings, Inc.	106,471	766,591
*	Select Energy Services, Inc., Class A	157,973	1,225,870
	SFL Corp. Ltd.	298,807	2,964,165
#*	SilverBow Resources, Inc.	80,449	2,944,433
	SM Energy Co.	732,318	26,019,259
	Solaris Oilfield Infrastructure, Inc., Class A	92,468	1,040,265
#*	Southwestern Energy Co.	4,248,727	31,865,453
#*	Talos Energy, Inc.	158,854	2,886,377
*	TechnipFMC PLC	810,631	5,609,567
*	Teekay Corp.	73,836	239,229
#*	Teekay Tankers Ltd., Class A	132,305	2,118,203
*	Tellurian, Inc.	358,180	1,783,736
*	TETRA Technologies, Inc.	530,025	1,950,492
#*	Tidewater, Inc.	117,902	2,353,324
#*	Transocean Ltd.	264,469	994,403
	U.S. Energy Corp.	19,506	75,098
*	U.S. Silica Holdings, Inc.	309,951	5,758,890
#	VAALCO Energy, Inc.	191,459	1,252,142
#*	W&T Offshore, Inc.	554,563	2,639,720
*	Weatherford International PLC	31,788	1,026,117
	Whiting Petroleum Corp.	48,421	3,537,154
	World Fuel Services Corp.	328,817	7,963,948

TOTAL ENERGY			703,844,607

FINANCIALS — (18.8%)
	1st Source Corp.	198,982	8,609,951
#	ACNB Corp.	11,865	406,139
	Affiliated Managers Group, Inc.	196,300	24,649,391
#	Alerus Financial Corp.	15,455	394,875
#	Allegiance Bancshares, Inc.	104,685	4,277,429
	Amalgamated Financial Corp.	19,134	336,567
	A-Mark Precious Metals, Inc.	84,511	6,659,467
*	Ambac Financial Group, Inc.	54,744	423,171
#	Amerant Bancorp, Inc.	7,696	204,637
	American Equity Investment Life Holding Co.	709,542	26,763,924
	American National Bankshares, Inc.	64,844	2,252,681
	American National Group, Inc.	78,093	14,729,121
	Ameris Bancorp	533,351	22,240,737
	AMERISAFE, Inc.	152,846	7,084,412
	AmeriServ Financial, Inc.	209,717	832,576
	Ames National Corp.	14,032	328,349
	Argo Group International Holdings Ltd.	190,938	8,172,146
	Arrow Financial Corp.	144,462	4,521,661
	Artisan Partners Asset Management, Inc., Class A	397,995	12,791,559
*	AssetMark Financial Holdings, Inc.	6,776	130,302
#	Associated Banc-Corp.	994,723	19,844,724
#	Associated Capital Group, Inc., Class A	9,941	393,664
	Assured Guaranty Ltd.	286,023	15,774,168
	Atlantic American Corp.	19,437	59,283
	Atlantic Union Bankshares Corp.	540,372	18,253,766
#*	Atlanticus Holdings Corp.	85,007	3,658,701
	Auburn National BanCorp, Inc.	2,786	85,084
	Axis Capital Holdings Ltd.	153,338	8,790,868
*	Axos Financial, Inc.	436,790	16,545,605
#	B. Riley Financial, Inc.	9,197	415,337
	Banc of California, Inc.	445,228	8,031,913
#	BancFirst Corp.	201,661	16,485,787

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Bancorp, Inc.	580,924	$13,181,166
#	Bank First Corp.	189	13,362
	Bank of Hawaii Corp.	287,421	21,366,877
	Bank of Marin Bancorp	104,822	3,276,736
	Bank of NT Butterfield & Son Ltd.	92,385	2,959,092
	Bank of Princeton	1,068	32,061
#	Bank of South Carolina Corp.	808	14,431
	Bank OZK	626,805	24,081,848
	BankFinancial Corp.	123,169	1,257,555
#	BankUnited, Inc.	339,862	12,758,419
	Bankwell Financial Group, Inc.	24,313	826,642
	Banner Corp.	244,624	13,136,309
	Bar Harbor Bankshares	98,945	2,583,454
#	Baycom Corp.	34,287	776,601
	BCB Bancorp, Inc.	88,759	1,672,220
	Berkshire Hills Bancorp, Inc.	283,180	7,005,873
	BGC Partners, Inc., Class A	435,027	1,579,148
*	Blucora, Inc.	290,457	5,881,754
	Blue Ridge Bankshares, Inc.	14,094	205,350
	BOK Financial Corp.	98,203	8,143,975
*	Bridgewater Bancshares, Inc.	74,147	1,187,835
*	Brighthouse Financial, Inc.	364,365	18,713,786
#	BrightSphere Investment Group, Inc.	257,859	5,167,494
	Brookline Bancorp, Inc.	577,468	8,350,187
	Business First Bancshares, Inc.	32,655	723,635
	Byline Bancorp, Inc.	101,564	2,382,691
	C&F Financial Corp.	20,775	1,076,145
	Cadence Bank	1,274,510	31,913,730
#»	California First Leasing Corp.	6,634	120,075
	Cambridge Bancorp	19,546	1,597,104
	Camden National Corp.	119,580	5,351,205
*	Cannae Holdings, Inc.	174,249	3,903,178
	Capital Bancorp, Inc.	17,733	399,170
	Capital City Bank Group, Inc.	100,195	2,565,994
	Capitol Federal Financial, Inc.	1,026,431	9,884,531
	Capstar Financial Holdings, Inc.	105,295	2,121,694
#*	Carter Bankshares, Inc.	37,695	616,690
*	Carver Bancorp, Inc.	16,478	117,982
	Cathay General Bancorp	568,991	22,810,849
#	CBTX, Inc.	73,689	2,101,610
*»	CCUR Holdings, Inc.	16	106,000
	Central Pacific Financial Corp.	201,561	4,873,745
#	Central Valley Community Bancorp.	57,169	1,103,933
	Chemung Financial Corp.	11,423	542,364
	Citizens & Northern Corp.	84,044	1,967,470
	Citizens Community Bancorp, Inc.	2,440	31,988
	Citizens Financial Group, Inc.	153,791	6,059,365
#	Citizens Holding Co.	1,503	27,806
#*	Citizens, Inc.	141,611	423,417
#	City Holding Co.	121,528	9,403,837
	Civista Bancshares, Inc.	71,156	1,481,468
	CNB Financial Corp.	97,851	2,431,597
	CNO Financial Group, Inc.	467,043	11,274,418
*	Coastal Financial Corp.	29,621	1,215,646
	Codorus Valley Bancorp, Inc.	30,622	731,866
	Cohen & Co., Inc.	2,174	31,740
	Cohen & Steers, Inc.	338,875	26,327,199
	Colony Bankcorp, Inc.	34,946	598,974
	Columbia Banking System, Inc.	542,856	15,243,396

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Columbia Financial, Inc.	28,291	$536,114
	Community Bank System, Inc.	311,979	20,091,448
	Community Financial Corp.	2,038	83,436
	Community Trust Bancorp, Inc.	145,461	5,790,802
	Community West Bancshares.	5,845	83,525
	ConnectOne Bancorp, Inc.	282,586	7,872,846
#*	Consumer Portfolio Services, Inc.	151,454	1,726,576
#	Cowen, Inc., Class A	144,446	3,300,591
	Crawford & Co., Class A	243,678	1,900,688
	Crawford & Co., Class B	175,532	1,293,671
*	CrossFirst Bankshares, Inc.	78,346	1,003,612
	Cullen/Frost Bankers, Inc.	7,007	926,956
#	Curo Group Holdings Corp.	107,564	1,262,801
#*	Customers Bancorp, Inc.	251,321	10,573,074
#	CVB Financial Corp.	1,022,591	23,540,045
	Diamond Hill Investment Group, Inc.	30,173	5,080,228
#	Dime Community Bancshares, Inc.	284,799	8,954,081
	Donegal Group, Inc., Class A	197,867	2,677,141
	Donegal Group, Inc., Class B	5,267	70,262
#*	Donnelley Financial Solutions, Inc.	286,825	8,395,368
	Eagle Bancorp Montana, Inc.	5,657	114,837
	Eagle Bancorp, Inc.	229,933	11,577,127
#	Eastern Bankshares, Inc.	171,547	3,286,841
#*	eHealth, Inc.	147,551	1,187,786
#*	Elevate Credit, Inc.	75,411	223,217
	Employers Holdings, Inc.	249,660	9,821,624
#*	Encore Capital Group, Inc.	221,538	12,807,112
*	Enova International, Inc.	344,388	12,880,111
*	Enstar Group Ltd.	89,151	21,017,348
	Enterprise Bancorp, Inc.	39,801	1,351,244
	Enterprise Financial Services Corp.	249,123	11,003,763
	Equity Bancshares, Inc., Class A	81,970	2,502,544
*	Esquire Financial Holdings, Inc.	17,735	638,460
#	ESSA Bancorp, Inc.	49,020	843,144
	Essent Group Ltd.	413,675	16,766,248
	Evans Bancorp, Inc.	23,015	877,332
	Evercore, Inc., Class A	267,875	28,327,781
#*	EZCORP, Inc., Class A	256,394	1,794,758
	Farmers & Merchants Bancorp, Inc.	19,702	753,601
	Farmers National Banc Corp.	174,893	2,679,361
	FB Financial Corp.	227,913	8,781,488
	Federal Agricultural Mortgage Corp., Class A	2,089	206,811
	Federal Agricultural Mortgage Corp., Class C	74,977	7,679,894
#	Federated Hermes, Inc.	632,095	18,002,066
	Financial Institutions, Inc.	155,453	4,327,812
	First American Financial Corp.	41,726	2,433,043
	First BanCorp	1,564,931	21,298,711
	First BanCorp	243,436	9,119,113
	First Bancorp, Inc.	81,851	2,304,106
	First Bancshares, Inc.	85,070	2,738,403
	First Bank	67,615	964,190
	First Busey Corp.	370,309	8,320,843
	First Business Financial Services, Inc.	54,908	1,903,660
	First Citizens BancShares, Inc., Class A	1,248	797,946
	First Commonwealth Financial Corp.	721,518	9,726,063
	First Community Bankshares, Inc.	175,614	4,676,601
#	First Community Corp.	1,740	34,487
	First Financial Bancorp	675,838	13,820,887
#	First Financial Bankshares, Inc.	581,247	23,238,255

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Financial Corp.	56,925	$2,426,143
	First Financial Northwest, Inc.	87,822	1,501,756
	First Foundation, Inc.	345,307	7,672,722
#	First Hawaiian, Inc.	448,433	10,587,503
	First Internet Bancorp	70,263	2,704,423
	First Interstate BancSystem, Inc., Class A	421,638	13,711,668
	First Merchants Corp.	386,527	15,147,993
	First Mid Bancshares, Inc.	68,497	2,468,632
	First Northwest Bancorp	53,332	1,118,372
	First of Long Island Corp.	143,093	2,401,101
	First Savings Financial Group, Inc.	1,053	26,262
	First U.S. Bancshares, Inc.	2,966	34,376
#	First United Corp.	32,207	721,759
#*	First Western Financial, Inc.	7,669	251,697
	FirstCash Holdings, Inc.	307,746	24,551,976
	Flagstar Bancorp, Inc.	410,475	14,489,767
	Flushing Financial Corp.	219,884	4,727,506
	FNB Corp.	1,237,330	14,254,042
#	FS Bancorp, Inc.	45,412	1,334,659
	Fulton Financial Corp.	1,228,766	18,640,380
*	FVCBankcorp, Inc.	10,359	214,017
#	GAMCO Investors, Inc., Class A	87,161	1,740,605
*	Genworth Financial, Inc., Class A	640,874	2,377,643
	German American Bancorp, Inc.	213,425	7,491,217
	Glacier Bancorp, Inc.	783,244	35,841,245
	Global Indemnity Group LLC, Class A	79,077	2,051,257
#	Goosehead Insurance, Inc., Class A	204	11,728
	Great Southern Bancorp, Inc.	101,042	5,733,123
*	Green Dot Corp., Class A	270,536	7,163,793
	Greene County Bancorp, Inc.	7,339	383,169
#	Greenhill & Co., Inc.	87,538	1,060,085
#*	Greenlight Capital Re Ltd., Class A	131,547	905,043
	Guaranty Bancshares, Inc.	45,296	1,558,182
*	Hallmark Financial Services, Inc.	89,787	300,786
#	Hamilton Lane, Inc., Class A	129,461	8,878,435
	Hancock Whitney Corp.	521,920	24,410,198
	Hanmi Financial Corp.	236,394	5,472,521
	Hanover Insurance Group, Inc.	69,106	10,146,143
#	HarborOne Bancorp, Inc.	267,354	3,579,870
	Hawthorn Bancshares, Inc.	4,565	119,329
	HBT Financial, Inc.	25,107	431,338
	HCI Group, Inc.	76,495	4,902,565
	Heartland Financial USA, Inc.	220,710	9,660,477
	Heritage Commerce Corp.	339,404	3,811,507
	Heritage Financial Corp.	250,717	6,072,366
#	Heritage Insurance Holdings, Inc.	128,495	547,389
#	Hilltop Holdings, Inc.	511,432	13,036,402
	Hingham Institution For Savings	10,363	3,347,974
	HMN Financial, Inc.	32,982	797,505
	Home Bancorp, Inc.	27,908	1,069,714
	Home BancShares, Inc.	1,169,573	25,286,168
#	HomeStreet, Inc.	233,738	9,487,425
	HomeTrust Bancshares, Inc.	51,389	1,389,045
	Hope Bancorp, Inc.	857,751	12,265,839
	Horace Mann Educators Corp.	297,862	11,869,801
	Horizon Bancorp, Inc.	354,471	6,196,153
	Houlihan Lokey, Inc.	247,741	20,634,348
#	Independent Bank Corp.	337,806	26,065,111
	Independent Bank Corp.	78,611	1,551,781

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Independent Bank Group, Inc.	268,395	$18,197,181
	International Bancshares Corp.	522,057	20,772,648
	Investar Holding Corp.	28,532	562,080
	Investors Title Co.	16,866	3,164,905
	James River Group Holdings Ltd.	168,992	4,006,800
#	Janus Henderson Group PLC	299,407	9,125,925
	Jefferies Financial Group, Inc.	68,968	2,121,456
#	Kearny Financial Corp.	351,826	4,172,656
	Kemper Corp.	413,412	19,083,098
#	Kentucky First Federal Bancorp	11,174	81,570
	Kingstone Cos., Inc.	62,674	263,858
	Kinsale Capital Group, Inc.	94,599	20,971,652
	Lake Shore Bancorp, Inc.	537	8,001
	Lakeland Bancorp, Inc.	405,440	6,093,763
#	Lakeland Financial Corp.	188,800	13,748,416
	Landmark Bancorp, Inc.	11,416	291,679
	Lazard Ltd., Class A	165,619	5,427,335
	LCNB Corp.	27,001	434,176
*	LendingClub Corp.	147,937	2,256,039
*	LendingTree, Inc.	64,836	5,149,275
	Limestone Bancorp, Inc.	1,480	31,746
#	Live Oak Bancshares, Inc.	178,004	7,534,909
	Luther Burbank Corp.	75,054	995,967
	Macatawa Bank Corp.	235,689	2,062,279
	Magyar Bancorp, Inc.	2,198	26,332
#*	Maiden Holdings Ltd.	943,842	2,095,329
	MainStreet Bancshares, Inc.	3,854	98,624
*	Malvern Bancorp, Inc.	5,335	85,787
	Manning & Napier, Inc.	82,952	1,059,297
#*	MBIA, Inc.	278,964	3,358,727
	Mercantile Bank Corp.	129,113	4,054,148
	Merchants Bancorp	43,180	1,015,594
	Mercury General Corp.	396,220	19,981,375
	Meridian Corp.	5,651	177,441
#	Meta Financial Group, Inc.	252,232	11,009,927
	Metrocity Bankshares, Inc.	25,644	522,625
*	Metropolitan Bank Holding Corp.	26,193	2,332,487
	MGIC Investment Corp.	324,134	4,233,190
	Mid Penn Bancorp, Inc.	18,823	486,198
	Middlefield Banc Corp.	769	20,302
	Midland States Bancorp, Inc.	106,849	2,816,540
	MidWestOne Financial Group, Inc.	67,036	2,003,036
	Moelis & Co., Class A	329,271	14,573,534
*	Mr Cooper Group, Inc.	303,731	13,658,783
	MVB Financial Corp.	26,521	1,062,431
	National Bank Holdings Corp., Class A	239,469	8,743,013
	National Bankshares, Inc.	12,078	415,483
	National Western Life Group, Inc., Class A	16,117	3,203,415
#	Navient Corp.	1,195,985	19,004,202
	NBT Bancorp, Inc.	320,039	11,265,373
	Nelnet, Inc., Class A	251,191	20,615,245
#	New York Community Bancorp, Inc.	755,854	6,984,091
*	NI Holdings, Inc.	2,804	44,443
*	Nicholas Financial, Inc.	51,646	523,174
#*	Nicolet Bankshares, Inc.	59,506	4,842,598
*	NMI Holdings, Inc., Class A	450,786	8,285,447
	Northeast Bank	61,310	2,294,220
	Northeast Community Bancorp, Inc.	14,969	167,952
	Northfield Bancorp, Inc.	352,490	4,614,094

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	58,250	$2,334,077
#	Northwest Bancshares, Inc.	905,437	11,480,941
	Norwood Financial Corp.	4,636	129,901
	OceanFirst Financial Corp.	223,403	4,184,338
#*	Ocwen Financial Corp.	30,802	640,682
	OFG Bancorp	426,813	11,344,690
	Ohio Valley Banc Corp.	9,930	302,766
	Old National Bancorp	2,096,773	31,787,079
	Old Republic International Corp.	241,110	5,306,831
	Old Second Bancorp, Inc.	193,377	2,662,801
	OneMain Holdings, Inc.	142,859	6,561,514
#	OP Bancorp	19,640	254,534
#*	Open Lending Corp., Class A	8,084	110,266
*	Oportun Financial Corp.	28,802	333,815
#	Oppenheimer Holdings, Inc., Class A	68,996	2,223,051
	Origin Bancorp, Inc.	37,996	1,431,689
#*»††^	Orleans Homebuilders, Inc.	25,819	0
#	Orrstown Financial Services, Inc.	40,641	958,315
*	Oxbridge Re Holdings Ltd.	33,640	158,444
	Pacific Premier Bancorp, Inc.	671,579	21,060,717
#	PacWest Bancorp	264,569	8,701,674
*	Palomar Holdings, Inc.	5,071	276,116
#	Park National Corp.	81,502	9,605,011
	Parke Bancorp, Inc.	33,779	812,723
#	PCB Bancorp	7,777	166,039
	PCSB Financial Corp.	62,707	1,148,792
	Peapack-Gladstone Financial Corp.	166,077	5,146,726
	Penns Woods Bancorp, Inc.	40,502	947,747
	PennyMac Financial Services, Inc.	51,675	2,509,338
	Peoples Bancorp of North Carolina, Inc.	12,158	331,792
	Peoples Bancorp, Inc.	231,210	6,339,778
	Peoples Financial Services Corp.	8,504	422,139
	Pinnacle Financial Partners, Inc.	71,178	5,519,854
#	Piper Sandler Cos	82,196	9,450,896
	PJT Partners, Inc., Class A	144,057	9,506,321
#	Plumas Bancorp.	772	27,174
	Popular, Inc.	202,379	15,783,538
#*	PRA Group, Inc.	312,286	13,125,381
	Preferred Bank	125,017	8,391,141
	Premier Financial Corp.	268,696	7,131,192
	Primerica, Inc.	119,381	15,467,002
	Primis Financial Corp.	109,485	1,494,470
	ProAssurance Corp.	64,265	1,578,991
#*	Professional Holding Corp., Class A	13,892	310,903
*	PROG Holdings, Inc.	479,472	12,691,624
#	Prosperity Bancshares, Inc.	29,197	1,908,900
	Provident Bancorp, Inc.	14,814	235,839
	Provident Financial Holdings, Inc.	55,925	849,501
	Provident Financial Services, Inc.	549,701	12,164,883
	Prudential Bancorp, Inc.	18,343	284,683
#	Pzena Investment Management, Inc., Class A	152,740	960,735
	QCR Holdings, Inc.	113,150	6,142,913
	Radian Group, Inc.	176,040	3,765,496
	Randolph Bancorp, Inc.	3,526	92,875
#	RBB Bancorp	72,508	1,550,946
	Red River Bancshares, Inc.	6,659	361,251
	Regional Management Corp.	115,107	4,955,356
	Reinsurance Group of America, Inc.	3,486	374,118
*	Reliance Global Group, Inc.	14,221	39,677

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	5,805	$833,134
	Renasant Corp.	398,352	11,866,906
	Republic Bancorp, Inc., Class A	109,988	4,584,300
#*	Republic First Bancorp, Inc.	208,390	873,154
	Richmond Mutual BanCorp, Inc.	4,531	74,218
	Riverview Bancorp, Inc.	203,591	1,433,281
#	RLI Corp.	312,890	35,913,514
	S&T Bancorp, Inc.	241,777	6,832,618
#*	Safeguard Scientifics, Inc.	81,456	336,413
	Safety Insurance Group, Inc.	128,730	11,075,929
	Salisbury Bancorp, Inc.	3,738	198,862
	Sandy Spring Bancorp, Inc.	304,370	11,952,610
	SB Financial Group, Inc.	829	15,751
	Sculptor Capital Management, Inc.	1,854	19,393
	Seacoast Banking Corp. of Florida	380,161	12,355,232
#*	Security National Financial Corp., Class A	5,550	55,334
#	Selective Insurance Group, Inc.	438,122	36,083,728
#	ServisFirst Bancshares, Inc.	379,168	30,454,774
	Shore Bancshares, Inc.	93,705	1,886,282
	Sierra Bancorp	118,292	2,572,851
	Silvercrest Asset Management Group, Inc., Class A	46,734	971,133
#	Simmons First National Corp., Class A	848,309	20,249,136
*	SiriusPoint Ltd.	187,750	1,179,070
	SLM Corp.	763,479	12,773,004
	SmartFinancial, Inc.	47,203	1,157,418
	Sound Financial Bancorp, Inc.	100	3,799
	South Plains Financial, Inc.	9,961	240,558
	South State Corp.	477,752	36,997,115
*	Southern First Bancshares, Inc.	66,495	3,038,821
	Southern Missouri Bancorp, Inc.	43,709	1,844,520
	Southside Bancshares, Inc.	241,573	9,467,246
*	Sterling Bancorp, Inc.	26,863	183,474
	Stewart Information Services Corp.	241,658	12,469,553
	Stifel Financial Corp.	425,766	26,333,627
#	Stock Yards Bancorp, Inc.	196,366	10,266,014
*	StoneX Group, Inc.	182,227	12,351,346
	Summit Financial Group, Inc.	39,152	1,066,892
	Summit State Bank.	817	12,978
	Synovus Financial Corp.	264,671	10,994,433
	Territorial Bancorp, Inc.	83,141	1,888,132
*	Texas Capital Bancshares, Inc.	343,562	17,645,344
#	TFS Financial Corp.	25,910	388,391
	Timberland Bancorp, Inc.	84,412	2,229,321
	Tiptree, Inc.	306,838	3,568,526
#	Tompkins Financial Corp.	112,002	8,176,146
	Towne Bank.	519,310	14,317,377
	TriCo Bancshares	212,328	7,972,916
*	TriState Capital Holdings, Inc.	283,161	8,554,294
#*	Triumph Bancorp, Inc.	146,154	10,148,934
#*	Trupanion, Inc.	46,272	2,943,825
	TrustCo Bank Corp. NY	137,372	4,279,138
	Trustmark Corp.	471,862	13,155,513
	UMB Financial Corp.	348,208	31,401,397
	Umpqua Holdings Corp.	786,147	13,002,871
*	Unico American Corp.	11,600	33,756
	Union Bankshares, Inc.	2,252	68,686
	United Bancshares, Inc.	900	30,501
	United Bankshares, Inc.	874,747	29,094,085
	United Community Banks, Inc.	689,130	20,770,378

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Fire Group, Inc.	119,988	$3,514,449
#	United Insurance Holdings Corp.	107,529	246,241
	United Security Bancshares.	50,640	406,639
	Unity Bancorp, Inc.	62,599	1,805,981
	Universal Insurance Holdings, Inc.	222,815	2,798,556
	Univest Financial Corp.	213,139	5,371,103
	Unum Group.	575,838	17,574,576
#	Valley National Bancorp	2,890,816	34,631,976
#	Value Line, Inc.	21,281	1,393,267
	Veritex Holdings, Inc.	68,498	2,250,159
#	Victory Capital Holdings, Inc., Class A	39,801	1,074,229
	Virtu Financial, Inc., Class A	305,010	8,808,689
#	Virtus Investment Partners, Inc.	62,234	11,025,375
#	Voya Financial, Inc.	45,754	2,888,908
	Walker & Dunlop, Inc.	288,718	34,576,868
#	Washington Federal, Inc.	562,944	17,130,386
	Washington Trust Bancorp, Inc.	152,329	7,150,323
	Waterstone Financial, Inc.	264,280	4,244,337
	Webster Financial Corp.	708,767	35,431,262
	WesBanco, Inc.	441,632	14,238,216
#	West BanCorp, Inc.	154,061	3,851,525
#	Westamerica BanCorp	182,566	10,756,789
	Western New England Bancorp, Inc.	258,089	2,216,985
	Westwood Holdings Group, Inc.	40,790	657,943
	White Mountains Insurance Group Ltd.	19,468	20,402,853
	Wintrust Financial Corp.	290,642	25,378,859
#	WisdomTree Investments, Inc.	699,554	4,078,400
#*	World Acceptance Corp.	59,463	11,221,263
	WSFS Financial Corp.	467,814	18,745,307
	WVS Financial Corp.	4,423	67,583

TOTAL FINANCIALS			2,803,207,455

HEALTH CARE — (11.1%)
#*	2seventy bio, Inc.	3,673	49,439
#*	AC Immune SA.	3,624	12,974
*	Acadia Healthcare Co., Inc.	646,311	43,871,591
*	ACADIA Pharmaceuticals, Inc.	155,655	2,870,278
#*	Accuray, Inc.	672,160	1,787,946
»††^	Achillion Pharmaceuticals, Inc.	2,084,145	3,022,010
#*	Actinium Pharmaceuticals, Inc.	9,929	59,375
#*	Adaptive Biotechnologies Corp.	111,885	923,051
*	Addus HomeCare Corp.	97,173	8,189,740
*	Adial Pharmaceuticals, Inc.	18,612	26,243
#*	Adicet Bio, Inc.	23,808	350,930
#*	Aeglea BioTherapeutics, Inc.	191,069	275,139
#»	Aerpio Pharmaceuticals, Inc.	15,393	462
*	Affimed NV.	25,266	95,000
#*	Agios Pharmaceuticals, Inc.	158,557	3,483,497
*	AIM ImmunoTech, Inc.	42,902	45,047
#*	Akebia Therapeutics, Inc.	584,891	242,847
#*	Akero Therapeutics, Inc.	98,025	1,028,282
#*	Albireo Pharma, Inc.	94,585	3,009,695
#*	Alector, Inc.	35,711	342,826
*	AlerisLife, Inc.	17,870	37,706
*	Alkermes PLC	836,873	24,143,786
*	Allied Healthcare Products, Inc.	15,199	38,909
#*	Allogene Therapeutics, Inc.	200,576	1,674,810
#*	Allovir, Inc.	8,585	39,062
#*	Allscripts Healthcare Solutions, Inc.	1,040,253	21,491,627

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Altimmune, Inc.	11,139	$50,348
*	Amedisys, Inc.	60,348	7,703,422
*	American Shared Hospital Services	3,446	7,788
#*	AMN Healthcare Services, Inc.	409,106	39,990,112
#*	Amneal Pharmaceuticals, Inc.	338,052	1,304,881
#*	Amphastar Pharmaceuticals, Inc.	339,076	12,027,026
#*	AnaptysBio, Inc.	143,867	3,366,488
*	AngioDynamics, Inc.	313,783	6,605,132
#*	ANI Pharmaceuticals, Inc.	64,871	1,914,343
*	Anika Therapeutics, Inc.	102,933	2,216,148
#*	Annexon, Inc.	1,100	2,805
#*	Antares Pharma, Inc.	479,309	2,667,355
#*	Apollo Endosurgery, Inc.	9,864	53,562
#*	Apollo Medical Holdings, Inc.	86,062	3,139,542
*	Applied DNA Sciences, Inc.	16,293	26,069
#*	Apyx Medical Corp.	167,455	631,305
*	AquaBounty Technologies, Inc.	17,235	23,095
*»††^	Aquamed Technologies, Inc.	5,362	0
#*	Arcturus Therapeutics Holdings, Inc.	71,591	1,387,434
#*	Arcus Biosciences, Inc.	111,308	2,694,767
#*	Arcutis Biotherapeutics, Inc.	50,694	1,023,512
*	Artivion, Inc.	280,883	5,699,116
*	Atara Biotherapeutics, Inc.	321,054	2,041,903
#*	Athira Pharma, Inc.	9,627	99,062
*	AtriCure, Inc.	238,305	12,375,179
#	Atrion Corp.	13,728	8,602,239
#*	aTyr Pharma, Inc.	88,130	366,621
*	Avanos Medical, Inc.	312,014	9,098,328
#*	AVEO Pharmaceuticals, Inc.	200	1,016
#*	Avid Bioservices, Inc.	263,997	3,553,400
#*	Avidity Biosciences, Inc.	91,312	1,305,762
#*	AxoGen, Inc.	111,864	809,895
#*	Axonics, Inc.	214,410	11,110,726
	Azenta, Inc.	352,191	26,400,237
#*	BioCardia, Inc.	16,962	26,121
*	Biocept, Inc.	6,938	10,823
#*	BioLife Solutions, Inc.	529	6,702
*	Biomerica, Inc.	10,361	40,719
*	Bioventus, Inc., Class A	341	4,102
#*	Bioxcel Therapeutics, Inc.	32,201	422,155
#*	Bluebird Bio, Inc.	12,780	46,391
*	Blueprint Medicines Corp.	218,573	12,753,735
*	Brookdale Senior Living, Inc.	882,542	5,454,110
*	Capricor Therapeutics, Inc.	70,850	224,595
*	Cara Therapeutics, Inc.	182,314	1,589,778
*	Cardiovascular Systems, Inc.	92,149	1,723,186
#*	CareCloud, Inc.	73,070	288,627
#*	CareDx, Inc.	76,834	2,338,827
#*	Castle Biosciences, Inc.	26,899	600,924
*	Catalyst Pharmaceuticals, Inc.	509,694	3,883,868
#*	Celldex Therapeutics, Inc.	108,733	3,321,793
#*	CEL-SCI Corp.	12,520	35,807
*	Champions Oncology, Inc.	65,237	501,020
	Chemed Corp.	15,733	7,731,039
#*	ChemoCentryx, Inc.	82,124	1,516,009
#*	Chimerix, Inc.	620,351	2,729,544
#*	Chinook Therapeutics, Inc.	189,171	2,862,157
*	Codexis, Inc.	315,597	3,796,632
#*	Co-Diagnostics, Inc.	4,728	20,803

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Cogent Biosciences, Inc.	12,056	$77,400
#*	Collegium Pharmaceutical, Inc.	225,933	3,637,521
#*	Community Health Systems, Inc.	982,565	7,536,274
#*	Computer Programs & Systems, Inc.	102,186	3,261,777
*	Concert Pharmaceuticals, Inc.	171,111	533,866
#	CONMED Corp.	204,022	27,126,765
#»††^	Contra Aduro Biotech, Inc.	57,164	121,759
*»	Contra Clementia Pharm, Inc.	2,928	0
*††^,»	Contra Pfenex, Inc.	131,695	0
#»	Contra Zogenix, Inc.	122,278	83,149
#*	ContraFect Corp.	53,933	203,867
*	Corcept Therapeutics, Inc.	461,402	9,924,757
*	CorVel Corp.	163,233	25,314,174
#*	Corvus Pharmaceuticals, Inc.	37,999	49,779
*	Covetrus, Inc.	175,160	2,417,208
#*	Crinetics Pharmaceuticals, Inc.	183,988	3,738,636
#*	CRISPR Therapeutics AG	71,865	3,565,941
#*	Cross Country Healthcare, Inc.	363,614	6,814,126
#*	Cue Biopharma, Inc.	152,073	602,209
*	Cumberland Pharmaceuticals, Inc.	72,056	169,332
#*	Cutera, Inc.	168,791	9,167,039
#*	Cyclacel Pharmaceuticals, Inc.	22,730	42,505
#*	Cymabay Therapeutics, Inc.	215,771	489,800
#*	CytomX Therapeutics, Inc.	195,377	334,095
#*	CytoSorbents Corp.	122,957	258,210
#*	Deciphera Pharmaceuticals, Inc.	99,517	1,007,112
*	Delcath Systems, Inc.	3,758	22,698
#*	Denali Therapeutics, Inc.	204,414	4,865,053
*	DiaMedica Therapeutics, Inc.	29,832	69,210
#*	Dyne Therapeutics, Inc.	2,565	20,469
#*	Eagle Pharmaceuticals, Inc.	81,457	3,594,697
*	Edesa Biotech, Inc.	8,717	19,352
#*	Editas Medicine, Inc.	281,499	3,727,047
#*	Eiger BioPharmaceuticals, Inc.	156,923	1,078,061
*»††^	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	61,656	781,182
*	Emergent BioSolutions, Inc.	318,273	10,305,680
#*	Enanta Pharmaceuticals, Inc.	148,657	9,573,511
	Encompass Health Corp.	266,797	18,363,638
#*	Endo International PLC	988,867	1,977,734
*	Enovis Corp.	233,468	15,145,069
	Ensign Group, Inc.	459,736	36,930,593
*	Envista Holdings Corp.	542,773	21,504,666
#*	Enzo Biochem, Inc.	235,554	600,663
#*	Equillium, Inc.	2,900	7,091
#*	Evolent Health, Inc., Class A	718,674	19,777,908
#*	Exagen, Inc.	39,017	238,004
*	Exelixis, Inc.	809,259	18,078,846
#*	EyePoint Pharmaceuticals, Inc.	36,634	413,964
#*	Fate Therapeutics, Inc.	16,000	456,960
*	FibroGen, Inc.	82,695	769,064
*	Foghorn Therapeutics, Inc.	2,131	24,698
*	FONAR Corp.	32,101	573,003
*	Forma Therapeutics Holdings, Inc.	45,001	340,208
#*	Fulcrum Therapeutics, Inc.	64,753	622,924
#*	G1 Therapeutics, Inc.	64,536	331,715
#*	Generation Bio Co.	30,607	193,742
*	Genprex, Inc.	5,650	9,040
*	Glaukos Corp.	13,493	638,084

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Global Blood Therapeutics, Inc.	87,515	$2,686,711
*	Globus Medical, Inc., Class A	122,202	8,092,216
#*	Gritstone bio, Inc.	2,300	5,957
*	Haemonetics Corp.	103,790	5,259,039
#*	Halozyme Therapeutics, Inc.	391,516	15,621,488
*	Hanger, Inc.	180,239	2,963,129
#*	Harmony Biosciences Holdings, Inc.	73,210	3,297,378
*	Harpoon Therapeutics, Inc.	10,233	23,024
*	Harrow Health, Inc.	48,729	329,895
#*	Harvard Bioscience, Inc.	412,649	2,154,028
#*	Health Catalyst, Inc.	87,803	1,461,042
#*	HealthEquity, Inc.	122,130	7,611,142
*	HealthStream, Inc.	249,378	4,763,120
*	Heat Biologics, Inc.	41,165	97,561
#*	Heska Corp.	77,571	8,520,399
#*	Homology Medicines, Inc.	79,979	132,765
#*	Icad, Inc.	19,389	69,800
#*	ICU Medical, Inc.	100,588	21,524,826
*	Ideaya Biosciences, Inc.	111,594	1,070,186
#*	IGM Biosciences, Inc.	13,515	226,241
#*	Ikena Oncology, Inc.	5,874	22,791
#*	ImmuCell Corp.	2,602	25,343
#*	Immunic, Inc.	4,189	28,360
#*	Immunovant, Inc.	122,308	563,840
#*	Inari Medical, Inc.	136,545	11,019,182
#*	InfuSystem Holdings, Inc.	81,587	646,985
#*	Innoviva, Inc.	754,021	12,863,598
*	Inogen, Inc.	110,650	2,797,232
#*	Insmed, Inc.	261,046	5,735,181
#*	Integer Holdings Corp.	238,408	17,921,129
*	Integra LifeSciences Holdings Corp.	413,938	25,316,448
#*	Intellia Therapeutics, Inc.	368,561	18,070,546
*	Intra-Cellular Therapies, Inc.	146,280	7,403,231
*	IntriCon Corp.	54,321	1,304,247
#*	Invacare Corp.	4,403	7,309
#*	Ionis Pharmaceuticals, Inc.	26,413	970,942
*	Iovance Biotherapeutics, Inc.	299,846	4,542,667
#	iRadimed Corp.	38,551	1,268,713
*	iRhythm Technologies, Inc.	18,694	2,306,279
#*	IRIDEX Corp.	76,856	294,358
#*	Ironwood Pharmaceuticals, Inc.	835,238	10,022,856
*	iTeos Therapeutics, Inc.	48,623	1,297,748
*	IVERIC bio, Inc.	336,225	4,656,716
#*	Joint Corp.	69,146	2,110,336
#*	Jounce Therapeutics, Inc.	261,567	1,386,305
#*	KalVista Pharmaceuticals, Inc.	356	4,532
#*	Karuna Therapeutics, Inc.	75,169	8,378,337
#*	Kewaunee Scientific Corp.	14,450	206,057
*	Kezar Life Sciences, Inc.	178,921	2,125,581
#*	Kiniksa Pharmaceuticals Ltd., Class A	153,295	1,430,242
*	Kodiak Sciences, Inc.	98,306	591,802
#*	Krystal Biotech, Inc.	33,804	2,048,860
#*	Kura Oncology, Inc.	225,188	3,231,448
#*	Kymera Therapeutics, Inc.	36,268	1,137,002
*	Lantheus Holdings, Inc.	494,601	32,846,452
#*	Larimar Therapeutics, Inc.	1,415	5,250
#*	Leap Therapeutics, Inc.	7,618	9,827
#	LeMaitre Vascular, Inc.	190,297	8,222,733
#*	LENSAR, Inc.	102,775	749,230

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Lexicon Pharmaceuticals, Inc.	135,733	$245,677
*	LHC Group, Inc.	162,251	26,909,328
#*	Ligand Pharmaceuticals, Inc.	81,066	7,527,789
#*	Lineage Cell Therapeutics, Inc.	53,947	65,815
*	Liquidia Corp.	10,553	57,408
#*	LivaNova PLC	302,978	23,226,293
#*	MacroGenics, Inc.	292,421	2,090,810
#*	Madrigal Pharmaceuticals, Inc.	23,023	1,611,610
#*	Marinus Pharmaceuticals, Inc.	3,693	24,448
#*	MediciNova, Inc.	9,742	26,011
*	MEDNAX, Inc.	446,225	8,264,087
*	Medpace Holdings, Inc.	234,721	31,351,684
#*	MeiraGTx Holdings PLC	145,168	1,493,779
*	Meridian Bioscience, Inc.	388,225	9,934,678
*	Merit Medical Systems, Inc.	403,213	25,003,238
#*	Merrimack Pharmaceuticals, Inc.	115,240	668,392
*	Mersana Therapeutics, Inc.	10,600	36,888
#	Mesa Laboratories, Inc.	15,286	3,265,548
*	Microbot Medical, Inc.	36,940	217,207
#*	Milestone Pharmaceuticals, Inc.	23,347	155,258
*	MiMedx Group, Inc.	84,583	334,103
#*	Mirati Therapeutics, Inc.	38,633	2,387,133
*	ModivCare, Inc.	127,229	13,227,999
#*	Molecular Templates, Inc.	81,051	137,787
#*	Morphic Holding, Inc.	72,705	2,203,689
#*	Myomo, Inc.	12,637	37,658
*	Myriad Genetics, Inc.	609,225	12,489,113
	National HealthCare Corp.	72,817	4,955,925
	National Research Corp.	144,192	4,945,786
*	Natus Medical, Inc.	243,908	8,114,819
#*	Nektar Therapeutics.	375,201	1,549,580
*	Neogen Corp.	712,390	18,807,096
*	NeoGenomics, Inc.	564,350	5,333,108
*	Neurocrine Biosciences, Inc.	29,728	2,676,412
#*	NextCure, Inc.	97,362	405,026
*	NextGen Healthcare, Inc.	396,108	7,466,636
*	NGM Biopharmaceuticals, Inc.	72,586	905,873
#*	Nurix Therapeutics, Inc.	28,602	316,624
*	NuVasive, Inc.	369,487	19,006,411
#*	Ocuphire Pharma, Inc.	6,051	14,159
#*	Omnicell, Inc.	358,795	39,169,650
#*	Opiant Pharmaceuticals, Inc.	24,237	483,771
#*	OptimizeRx Corp.	57,673	1,621,188
*	Option Care Health, Inc.	943,431	28,189,718
#*	OraSure Technologies, Inc.	504,784	3,099,374
#*	Organogenesis Holdings, Inc.	33,441	215,360
*	Orgenesis, Inc.	5,985	17,955
*	Orthofix Medical, Inc.	53,923	1,671,613
#*	OrthoPediatrics Corp.	83,904	3,782,392
#*	Otonomy, Inc.	158,036	347,679
#	Owens & Minor, Inc.	617,820	21,926,432
#*	Oyster Point Pharma, Inc.	2,586	16,499
*	Pacira BioSciences, Inc.	192,711	14,370,459
#	Patterson Cos., Inc.	696,307	21,425,366
#*»††^	PDL BioPharma, Inc.	1,354,466	4,645,818
#*	PDS Biotechnology Corp.	26,199	144,880
#*	Pennant Group, Inc.	240,037	3,934,206
	Perrigo Co. PLC	572,611	19,640,557
#*	Personalis, Inc.	19,044	106,646

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	PetIQ, Inc.	137,239	$2,731,056
#*	Phathom Pharmaceuticals, Inc.	19,535	252,783
	Phibro Animal Health Corp., Class A	94,151	1,693,777
#*	Phreesia, Inc.	3,014	68,960
#*	Pieris Pharmaceuticals, Inc.	89,720	251,216
#*	Poseida Therapeutics, Inc.	29,378	90,778
#*	Precigen, Inc.	24,103	32,057
#*	Precision BioSciences, Inc.	54,294	108,045
	Premier, Inc., Class A	433,283	15,689,177
*	Prestige Consumer Healthcare, Inc.	373,098	20,393,537
#*	Pro-Dex, Inc.	25,019	377,787
#»††^	Progenic Pharmaceuticals, Inc.	310,647	260,943
#*	Progyny, Inc.	338,510	13,015,710
#*	Protagonist Therapeutics, Inc.	255,928	2,326,386
*	Protara Therapeutics, Inc.	1,906	6,976
*	Prothena Corp. PLC	380,436	11,093,514
	Psychemedics Corp.	12,821	79,618
*	Pulmonx Corp.	13,355	321,856
*	Quanterix Corp.	26,315	583,930
*	Quidel Corp.	171,976	17,304,225
*	R1 RCM, Inc.	436,009	9,818,923
#*	RadNet, Inc.	460,898	8,987,511
#*	RAPT Therapeutics, Inc.	112,703	1,705,196
#*	REGENXBIO, Inc.	211,782	5,879,068
#*	Relmada Therapeutics, Inc.	30,738	771,831
#*	Repare Therapeutics, Inc.	32,666	359,326
#*	Replimune Group, Inc.	34,502	578,599
#*	REVOLUTION Medicines, Inc.	58,357	1,165,389
*»††^	Rexahn Pharmaceuticals, Inc.	246	0
*	Rhythm Pharmaceuticals, Inc.	8,197	51,313
*	Rigel Pharmaceuticals, Inc.	94,799	223,726
#*	Rocket Pharmaceuticals, Inc.	39,540	406,471
*	Sage Therapeutics, Inc.	21,173	667,373
*	Sangamo Therapeutics, Inc.	616,043	2,556,578
#*	Satsuma Pharmaceuticals, Inc.	91,447	355,729
#*	Scholar Rock Holding Corp.	41,345	292,309
#*	Schrodinger, Inc.	39,856	985,240
#*	scPharmaceuticals, Inc.	43,976	218,561
*	SeaSpine Holdings Corp.	246,439	2,294,347
	Select Medical Holdings Corp.	1,116,926	25,253,697
#*	SELLAS Life Sciences Group, Inc.	5,972	16,244
*	Semler Scientific, Inc.	12,023	552,938
*	Sensus Healthcare, Inc.	39,314	277,557
*	Seres Therapeutics, Inc.	206,921	978,736
#*	Sharps Compliance Corp.	66,328	286,537
#*	Shockwave Medical, Inc.	9,073	1,371,202
#*	SI-BONE, Inc.	104,114	2,080,198
#*	SIGA Technologies, Inc.	296,124	2,034,372
#	Simulations Plus, Inc.	37,548	1,751,990
#*	Sonida Senior Living, Inc.	15,209	456,422
*	Sotera Health Co.	61,187	1,246,991
#*	Spero Therapeutics, Inc.	115,454	561,106
#*	SpringWorks Therapeutics, Inc.	8,576	367,996
*	STAAR Surgical Co.	179,476	10,246,285
#*	Standard BioTools, Inc.	368,310	976,022
#*	Stereotaxis, Inc.	31,126	77,815
*	Stoke Therapeutics, Inc.	47,228	681,972
#»	Strongbridge LLC	207,363	55,988
*	SunLink Health Systems, Inc.	17,286	20,916

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	424,993	$11,857,305
*	Surface Oncology, Inc.	119,555	253,457
#*	Surgery Partners, Inc.	362,570	18,549,081
*	Surmodics, Inc.	129,508	5,006,779
*	Sutro Biopharma, Inc.	130,421	783,830
*	Syndax Pharmaceuticals, Inc.	271,092	4,546,213
*	Synlogic, Inc.	12,810	21,777
*	Tactile Systems Technology, Inc.	44,834	756,798
*	Tandem Diabetes Care, Inc.	43,946	4,239,910
*	Taro Pharmaceutical Industries Ltd.	31,760	1,246,580
*	Tarsus Pharmaceuticals, Inc.	9,124	167,060
*	Tenet Healthcare Corp.	623,478	45,208,390
»††^	Tetraphase Pharmaceuticals, Inc.	2,198	659
*	Tivity Health, Inc.	207,937	6,681,016
*	Tracon Pharmaceuticals, Inc.	5,100	10,251
#*	TransMedics Group, Inc.	119,742	2,509,792
#*	Travere Therapeutics, Inc.	296,741	7,457,101
*	Trevi Therapeutics, Inc.	7,955	21,479
#*	Tricida, Inc.	14,938	137,878
*	Turning Point Therapeutics, Inc.	44,693	1,315,762
#*	Twist Bioscience Corp.	96,132	2,772,447
#	U.S. Physical Therapy, Inc.	105,688	10,967,244
#*	UFP Technologies, Inc.	46,898	3,220,486
*	Ultragenyx Pharmaceutical, Inc.	143,626	10,152,922
*	United Therapeutics Corp.	55,938	9,932,351
	Utah Medical Products, Inc.	37,996	3,214,082
#*	Vanda Pharmaceuticals, Inc.	268,472	2,663,242
#*	Vapotherm, Inc.	34,395	152,714
#*	Varex Imaging Corp.	236,036	4,685,315
*	Venus Concept, Inc.	22,040	18,381
#*	Verastem, Inc.	457,885	650,197
*	Vericel Corp.	222,896	6,352,536
#*	Verrica Pharmaceuticals, Inc.	11,936	78,420
*	ViewRay, Inc.	428,968	1,145,345
#*	Viking Therapeutics, Inc.	367,230	874,007
#*	Vir Biotechnology, Inc.	109,642	2,231,215
#*	VolitionRX Ltd.	4,939	13,780
#*	Voyager Therapeutics, Inc.	38,286	280,636
	XBiotech, Inc.	34,811	270,133
#*	Xencor, Inc.	101,857	2,544,388
*	Xenon Pharmaceuticals, Inc.	59,761	1,689,443
#*	Xeris Biopharma Holdings, Inc.	41,464	101,172
#*	XOMA Corp.	1,632	31,383
#*	Yield10 Bioscience, Inc.	1,039	3,179
#*	Y-mAbs Therapeutics, Inc.	32,982	277,049
#*	Zentalis Pharmaceuticals, Inc.	10,605	281,245
#	Zosano Pharma Corp.	5,670	10,716
#*	Zynerba Pharmaceuticals, Inc.	14,377	20,272

TOTAL HEALTH CARE			1,655,352,545

INDUSTRIALS — (18.5%)
#	AAON, Inc.	409,694	19,968,486
*	AAR Corp.	250,359	11,761,866
	ABM Industries, Inc.	462,928	22,345,535
#*	Acacia Research Corp.	140,086	657,003
	ACCO Brands Corp.	723,809	5,305,520
#	Acme United Corp.	21,848	720,766
	Acuity Brands, Inc.	31,127	5,368,785
#	Advanced Drainage Systems, Inc.	223,314	22,880,752

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Aerojet Rocketdyne Holdings, Inc.	707,916	$28,302,482
*	AeroVironment, Inc.	156,741	12,589,437
#	Air Lease Corp.	318,910	12,845,695
*	Air T, Inc.	1,157	20,248
#*	Air Transport Services Group, Inc.	428,720	13,418,936
	Alamo Group, Inc.	92,518	11,697,976
*	Alaska Air Group, Inc.	55,548	3,021,256
	Albany International Corp., Class A	242,574	18,974,138
#*	Allegiant Travel Co.	105,438	16,362,923
	Allied Motion Technologies, Inc.	159,674	3,886,465
	Allison Transmission Holdings, Inc.	104,603	3,916,336
#*	Alpha Pro Tech Ltd.	20,453	83,653
*	Alta Equipment Group, Inc.	42,315	476,044
	Altra Industrial Motion Corp.	138,835	5,414,565
#*	Ameresco, Inc., Class A	210,179	10,601,429
#*	American Superconductor Corp.	49,372	263,153
*	American Woodmark Corp.	118,336	5,544,042
*	API Group Corp.	56,772	1,053,688
#	Apogee Enterprises, Inc.	200,628	8,827,632
	Applied Industrial Technologies, Inc.	272,046	28,480,496
#	ARC Document Solutions, Inc.	82,988	315,354
	ArcBest Corp.	198,327	14,311,276
	Arcosa, Inc.	54,165	2,899,452
	Argan, Inc.	112,231	4,127,856
#*	Armstrong Flooring, Inc.	36,191	59,353
	Armstrong World Industries, Inc.	332,559	28,154,445
#*	Art’s-Way Manufacturing Co., Inc.	3,300	9,306
#*	ASGN, Inc.	383,666	43,526,908
	Astec Industries, Inc.	130,754	5,112,481
*	Astronics Corp.	84,664	820,394
#*	Astronics Corp., Class B	46,658	501,107
*	Atkore, Inc.	257,880	24,782,268
#*	Atlas Air Worldwide Holdings, Inc.	223,291	15,393,682
*	Avalon Holdings Corp., Class A	19,443	62,218
*	AZEK Co., Inc.	104,746	2,224,805
	AZZ, Inc.	130,080	5,936,851
*	Babcock & Wilcox Enterprises, Inc.	48,866	366,984
	Barnes Group, Inc.	361,656	12,144,408
	Barrett Business Services, Inc.	61,094	4,396,935
*	Beacon Roofing Supply, Inc.	499,850	29,806,055
#	BGSF, Inc.	39,355	480,525
#*	Blue Bird Corp.	153,822	2,465,767
*	BlueLinx Holdings, Inc.	45,897	3,059,953
#	Boise Cascade Co.	305,755	23,108,963
	Brady Corp., Class A	359,993	16,109,687
*	BrightView Holdings, Inc.	49,952	632,392
	Brink’s Co.	314,995	18,568,955
*	Broadwind, Inc.	23,943	43,337
#	BWX Technologies, Inc.	48,373	2,511,526
*	CACI International, Inc., Class A	76,400	20,268,920
*	Casella Waste Systems, Inc., Class A	415,573	34,176,724
*	CBIZ, Inc.	405,020	16,966,288
#*	CECO Environmental Corp.	234,109	1,112,018
#*	Chart Industries, Inc.	257,176	43,416,452
	Chicago Rivet & Machine Co.	3,325	86,749
#*	Cimpress PLC	184,809	9,334,703
#*	CIRCOR International, Inc.	141,717	2,784,739
*	Civeo Corp.	14,236	370,136
*	Clean Harbors, Inc.	368,946	38,713,504

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	170,227	$6,034,547
	Comfort Systems USA, Inc.	299,106	25,250,529
#*	Commercial Vehicle Group, Inc.	268,451	1,927,478
#	CompX International, Inc.	17,777	377,406
#*	Concrete Pumping Holdings, Inc.	42,734	238,456
#*	Construction Partners, Inc., Class A	43,562	1,124,335
#*	Copa Holdings SA, Class A	75,218	5,669,181
*	Cornerstone Building Brands, Inc.	275,720	6,724,811
	Costamare, Inc.	450,058	6,035,278
	Covenant Logistics Group, Inc.	141,536	2,907,149
*	CPI Aerostructures, Inc.	7,687	19,218
	CRA International, Inc.	57,098	4,703,162
	Crane Co.	22,768	2,190,965
#	CSW Industrials, Inc.	111,864	11,802,771
	Curtiss-Wright Corp.	14,407	2,058,904
*	Daseke, Inc.	237,270	1,993,068
#	Deluxe Corp.	263,197	7,127,375
*	DLH Holdings Corp.	18,498	279,320
	Donaldson Co., Inc.	55,261	2,709,999
#	Douglas Dynamics, Inc.	193,737	5,998,098
*	Ducommun, Inc.	98,768	5,044,082
*	DXP Enterprises, Inc.	135,064	3,191,562
#*	Dycom Industries, Inc.	238,679	20,266,234
#	Eagle Bulk Shipping, Inc.	43,580	2,712,419
	Eastern Co.	40,205	928,736
	EMCOR Group, Inc.	157,075	16,725,346
#	Encore Wire Corp.	157,337	17,749,187
#*	Energy Recovery, Inc.	45,874	849,586
#	Enerpac Tool Group Corp.	367,635	7,382,111
#	EnerSys	288,995	18,917,613
#	Eneti, Inc.	35,641	215,628
#	Ennis, Inc.	180,293	3,110,054
#	EnPro Industries, Inc.	142,383	13,271,519
*	Esab Corp.	233,468	10,972,996
	ESCO Technologies, Inc.	181,670	11,345,291
*	Espey Manufacturing & Electronics Corp.	10,912	142,511
#*	EVI Industries, Inc.	7,443	106,360
*	Evoqua Water Technologies Corp.	177,037	7,380,673
	Exponent, Inc.	422,177	40,448,778
	Federal Signal Corp.	498,625	16,968,209
	Flowserve Corp.	168,855	5,523,247
#*	Fluor Corp.	45,370	1,122,908
*	Forrester Research, Inc.	171,522	9,552,060
	Forward Air Corp.	195,379	18,945,902
*	Franklin Covey Co.	123,970	4,967,478
	Franklin Electric Co., Inc.	338,750	23,692,175
#*	FTI Consulting, Inc.	254,090	40,072,534
#*	FuelCell Energy, Inc.	247,730	1,010,738
*	Gates Industrial Corp. PLC	95,382	1,216,120
#	GATX Corp.	253,533	26,212,777
	Genco Shipping & Trading Ltd.	262,762	5,788,647
*	Gencor Industries, Inc.	128,904	1,291,618
*	Gibraltar Industries, Inc.	233,395	8,831,667
	Global Industrial Co.	193,021	5,956,628
*	GMS, Inc.	212,110	10,170,674
	Gorman-Rupp Co.	261,535	8,332,505
	GrafTech International Ltd.	447,306	4,061,538
#	Graham Corp.	52,535	382,980
#	Granite Construction, Inc.	320,278	9,496,243

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Great Lakes Dredge & Dock Corp.	525,365	$7,255,291
#	Greenbrier Cos., Inc.	262,051	11,192,198
	Griffon Corp.	282,699	5,289,298
	H&E Equipment Services, Inc.	293,663	10,419,163
*	Harsco Corp.	362,059	3,700,243
#*	Hawaiian Holdings, Inc.	319,823	5,424,198
#	Healthcare Services Group, Inc.	335,079	5,726,500
	Heartland Express, Inc.	533,875	7,367,475
	Heidrick & Struggles International, Inc.	165,783	5,298,425
	Helios Technologies, Inc.	232,798	15,639,370
#	Herc Holdings, Inc.	196,597	25,129,029
*	Heritage-Crystal Clean, Inc.	187,745	5,125,438
#	Hexcel Corp.	24,045	1,307,086
	Hillenbrand, Inc.	31,272	1,276,523
#	HNI Corp.	308,414	10,991,875
*	Hub Group, Inc., Class A	245,607	16,494,966
*	Hudson Global, Inc.	4,420	145,727
*	Hudson Technologies, Inc.	180,523	1,211,309
	Hurco Cos., Inc.	44,518	1,262,976
*	Huron Consulting Group, Inc.	163,819	8,482,548
*	Huttig Building Products, Inc.	224,969	2,402,669
	Hyster-Yale Materials Handling, Inc.	63,188	1,941,135
*	IAA, Inc.	40,177	1,472,487
	ICF International, Inc.	139,635	13,797,334
*	IES Holdings, Inc.	209,332	6,133,428
#*»††	IKONICS Corp.	10,011	0
*	Infrastructure & Energy Alternatives, Inc.	58,213	544,292
*	Innovative Solutions & Support, Inc.	60,556	452,959
	Insperity, Inc.	167,944	17,810,461
#	Insteel Industries, Inc.	160,142	6,793,224
	Interface, Inc.	428,549	5,438,287
	ITT, Inc.	4,709	330,666
*	JELD-WEN Holding, Inc.	261,340	5,433,259
#*	JetBlue Airways Corp.	879,807	9,686,675
	John Bean Technologies Corp.	231,283	27,265,953
	Kadant, Inc.	63,412	11,731,220
	Kaman Corp.	160,103	6,245,618
#*	KAR Auction Services, Inc.	198,190	2,905,465
#	KBR, Inc.	768,073	37,812,234
	Kelly Services, Inc., Class A	174,910	3,374,014
	Kennametal, Inc.	398,785	10,260,738
	Kforce, Inc.	191,517	13,415,766
	Kimball International, Inc., Class B	245,924	1,888,696
*	Kirby Corp.	51,958	3,387,662
	Korn Ferry	400,297	24,594,248
*	Kratos Defense & Security Solutions, Inc.	781,856	11,860,756
#	Landstar System, Inc.	94,712	14,670,889
*	Lawson Products, Inc.	104,911	3,985,569
*	LB Foster Co., Class A	68,923	978,707
*	Limbach Holdings, Inc.	50,082	315,266
	Lindsay Corp.	71,234	9,627,275
*	LS Starrett Co., Class A	7,582	50,875
	LSI Industries, Inc.	333,954	2,401,129
	Luxfer Holdings PLC	21,680	349,915
*	Manitex International, Inc.	112,645	869,619
*	Manitowoc Co., Inc.	287,526	3,806,844
	ManpowerGroup, Inc.	44,337	3,999,197
	ManTech International Corp., Class A	193,437	15,540,729
	Marten Transport Ltd.	542,259	9,424,461

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Masonite International Corp.	97,886	$7,588,123
*	MasTec, Inc.	422,654	30,435,315
*	Mastech Digital, Inc.	78,783	1,451,183
*	Matrix Service Co.	130,748	889,086
	Matson, Inc.	298,658	25,690,561
	Matthews International Corp., Class A	165,983	4,947,953
#	Maxar Technologies, Inc.	35,798	1,153,054
#*	Mayville Engineering Co., Inc.	6,644	55,012
	McGrath RentCorp.	177,417	14,807,223
	MDU Resources Group, Inc.	170,747	4,398,443
	Mega Matrix Corp.	5,771	8,426
*	Mercury Systems, Inc.	237,752	13,264,184
*	Meritor, Inc.	546,005	19,607,040
*	Mesa Air Group, Inc.	8,961	30,467
	Miller Industries, Inc.	81,493	2,184,827
#	MillerKnoll, Inc.	409,712	13,000,162
#*	Mistras Group, Inc.	114,953	654,083
#*	Montrose Environmental Group, Inc.	2,274	103,171
	Moog, Inc., Class A	205,438	16,408,333
*	MRC Global, Inc.	322,390	3,865,456
	MSA Safety, Inc.	265,964	32,099,195
	MSC Industrial Direct Co., Inc., Class A	32,421	2,686,404
	Mueller Industries, Inc.	409,700	22,185,255
	Mueller Water Products, Inc., Class A	1,180,743	14,204,338
*	MYR Group, Inc.	156,315	12,362,953
	National Presto Industries, Inc.	35,331	2,513,094
	Nielsen Holdings PLC	76,283	2,045,147
#	NL Industries, Inc.	209,206	1,439,337
#*	NN, Inc.	142,750	432,533
#*	Northwest Pipe Co.	98,267	2,624,712
*	NOW, Inc.	528,572	5,761,435
*	NV5 Global, Inc.	91,209	10,926,838
	nVent Electric PLC	226,338	7,645,698
#	Omega Flex, Inc.	74,297	8,246,967
#*	Orion Energy Systems, Inc.	61,532	165,521
*	Orion Group Holdings, Inc.	192,013	510,755
	Oshkosh Corp.	32,597	3,013,267
*	P&F Industries, Inc., Class A	9,000	53,010
#*	PAM Transportation Services, Inc.	159,762	4,855,167
	Pangaea Logistics Solutions Ltd.	40,907	195,535
#	Park Aerospace Corp.	96,507	1,129,132
#	Park-Ohio Holdings Corp.	89,415	857,490
*	Parsons Corp.	32,870	1,213,889
	Patriot Transportation Holding, Inc.	12,982	102,558
#*	Performant Financial Corp.	22,610	51,777
*	Perma-Pipe International Holdings, Inc.	31,553	383,684
*	PGT Innovations, Inc.	453,888	8,065,590
	Pioneer Power Solutions, Inc.	32,577	129,656
	Pitney Bowes, Inc.	663,445	3,496,355
#	Powell Industries, Inc.	61,112	1,179,462
#	Preformed Line Products Co.	37,185	2,212,507
#	Primoris Services Corp.	358,306	8,305,533
*	Proto Labs, Inc.	108,745	4,633,624
*	Quad/Graphics, Inc.	206,199	1,398,029
#	Quanex Building Products Corp.	238,455	4,583,105
*	Radiant Logistics, Inc.	386,870	2,232,240
#*	RBC Bearings, Inc.	61,635	10,376,252
#*	RCM Technologies, Inc.	90,833	1,587,761
#*	Red Violet, Inc.	19,991	521,365

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Regal Rexnord Corp.	369,133	$46,968,483
*	Resideo Technologies, Inc.	236,719	5,323,810
	Resources Connection, Inc.	270,919	4,657,098
#	REV Group, Inc.	223,176	2,660,258
#	Rush Enterprises, Inc., Class A	324,753	16,523,433
	Rush Enterprises, Inc., Class B	75,714	3,668,343
	Ryder System, Inc.	21,895	1,530,460
*	Saia, Inc.	198,107	40,802,118
	Schneider National, Inc., Class B	128,695	3,041,063
#	Science Applications International Corp.	112,365	9,352,139
*	Servotronics, Inc.	1,500	16,538
	Shyft Group, Inc.	354,884	9,038,895
*	SIFCO Industries, Inc.	14,255	58,160
	Simpson Manufacturing Co., Inc.	344,633	35,728,103
*	SiteOne Landscape Supply, Inc.	34,616	4,881,894
*	SkyWest, Inc.	270,884	7,896,269
*	SP Plus Corp.	186,339	5,310,661
	Spirit AeroSystems Holdings, Inc., Class A	42,424	1,783,505
*	Spirit Airlines, Inc.	56,339	1,330,164
*	SPX Corp.	251,708	10,546,565
	Standex International Corp.	93,097	8,754,842
	Steelcase, Inc., Class A	529,875	6,215,434
*	Stericycle, Inc.	51,873	2,603,506
*	Sterling Construction Co., Inc.	226,857	5,192,757
#*	Sunrun, Inc.	10,501	209,810
*	Taylor Devices, Inc.	769	6,967
#*	Team, Inc.	23,056	33,201
	Tecnoglass, Inc.	22,005	491,372
	Tennant Co.	141,670	9,149,049
	Terex Corp.	438,504	14,909,136
#	Tetra Tech, Inc.	289,234	40,284,512
#	Textainer Group Holdings Ltd.	316,146	10,603,537
*	Thermon Group Holdings, Inc.	165,876	2,488,140
	Timken Co.	461,802	26,618,267
*	Titan International, Inc.	445,500	6,174,630
*	Titan Machinery, Inc.	185,837	4,382,036
#*	TPI Composites, Inc.	176,501	2,019,171
#*	Transcat, Inc.	46,873	3,421,729
*	TriNet Group, Inc.	389,730	34,569,051
#	Trinity Industries, Inc.	426,788	11,839,099
#	Triton International Ltd.	503,200	30,740,488
*	TrueBlue, Inc.	266,168	6,805,916
*	Tutor Perini Corp.	241,323	2,237,064
#*	Twin Disc, Inc.	65,590	917,604
#*	U.S. Ecology, Inc.	127,824	6,134,274
#*	U.S. Xpress Enterprises, Inc., Class A	8,124	26,890
	UFP Industries, Inc.	457,323	35,383,081
*	Ultralife Corp.	83,138	410,702
	UniFirst Corp.	107,346	18,495,716
*	Univar Solutions, Inc.	304,961	8,880,464
	Universal Logistics Holdings, Inc.	131,610	2,669,051
*	Upwork, Inc.	1,097	23,004
#*	USA Truck, Inc.	66,052	1,083,913
	Valmont Industries, Inc.	151,578	37,714,122
*	Vectrus, Inc.	93,531	3,376,469
*	Veritiv Corp.	152,822	21,477,604
*	Viad Corp.	82,095	2,688,611
#*	Vicor Corp.	117,439	7,107,408
#*	Vidler Water Resouces, Inc.	36,222	570,134

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Virco Mfg. Corp.	20,526	$57,062
	VSE Corp.	85,357	3,696,812
#	Wabash National Corp.	394,332	5,642,891
	Watts Water Technologies, Inc., Class A	208,817	26,615,815
*	Welbilt, Inc.	1,201,565	28,380,965
#	Werner Enterprises, Inc.	477,672	18,930,141
#*	WESCO International, Inc.	400,411	49,354,660
#*	Willdan Group, Inc.	22,640	608,563
#*	Willis Lease Finance Corp.	26,350	819,485
*	WillScot Mobile Mini Holdings Corp.	763,052	26,783,125
	Woodward, Inc.	6,410	708,177
*	XPO Logistics, Inc.	51,341	2,761,632
*	Yellow Corp.	149,145	668,170
	Zurn Water Solutions Corp.	813,686	25,403,277

TOTAL INDUSTRIALS			2,750,448,293

INFORMATION TECHNOLOGY — (11.8%)
#*	3D Systems Corp.	182,163	2,065,728
#	A10 Networks, Inc.	126,842	1,811,304
*	ACI Worldwide, Inc.	827,929	22,867,399
#*	ACM Research, Inc., Class A	2,995	45,254
*»††^	Actua Corp.	41,860	0
#	ADTRAN, Inc.	372,658	6,480,523
#	Advanced Energy Industries, Inc.	272,581	20,857,898
*	Agilysys, Inc.	263,357	9,694,171
#*	Airgain, Inc.	48,706	412,540
#*	Akoustis Technologies, Inc.	8,869	39,378
*	Alarm.com Holdings, Inc.	352,837	21,551,284
#*	Alithya Group, Inc., Class A	70,703	161,203
#*	ALJ Regional Holdings, Inc.	88,584	213,487
*	Alpha & Omega Semiconductor Ltd.	217,922	9,348,854
#*	Altair Engineering, Inc., Class A	135,029	7,334,775
#*	Alteryx, Inc., Class A	40,545	2,602,989
*	Ambarella, Inc.	169,072	13,877,430
	American Software, Inc., Class A	321,621	5,499,719
#	Amkor Technology, Inc.	1,892,325	35,594,633
*	Amtech Systems, Inc.	135,906	1,238,104
*	Appfolio, Inc., Class A	102,540	10,649,804
*	Arlo Technologies, Inc.	632,262	4,893,708
#*	AstroNova, Inc.	52,300	704,481
*	Asure Software, Inc.	60,753	368,163
#	Autoscope Technologies Corp.	43,218	290,425
#*	Avaya Holdings Corp.	251,545	2,326,791
*	Aviat Networks, Inc.	34,636	1,035,616
*	Avid Technology, Inc.	476,664	15,115,015
	Avnet, Inc.	250,976	10,957,612
*	Aware, Inc.	108,494	303,783
*	Axcelis Technologies, Inc.	271,595	14,788,348
*	AXT, Inc.	353,555	2,085,975
	Badger Meter, Inc.	232,894	18,792,217
#	Bel Fuse, Inc., Class A	8,354	182,368
	Bel Fuse, Inc., Class B	53,591	874,069
#	Belden, Inc.	323,921	16,724,041
	Benchmark Electronics, Inc.	251,564	5,977,161
#*	Benefitfocus, Inc.	113,668	1,210,564
	BK Technologies Corp.	60,659	140,122
*	Blackbaud, Inc.	267,442	15,514,310
#*	Blackline, Inc.	12,224	819,619
#*	BM Technologies, Inc.	47,621	361,920

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Box, Inc., Class A	202,928	$6,213,655
	Bread Financial Holdings, Inc.	41,166	2,255,897
*	Brightcove, Inc.	125,782	886,763
#*	CalAmp Corp.	323,571	1,769,933
#*	Calix, Inc.	492,912	19,672,118
#*	Cambium Networks Corp.	53,647	819,190
*	Cantaloupe, Inc.	90,465	494,844
*	Casa Systems, Inc.	122,086	598,221
	Cass Information Systems, Inc.	118,679	4,594,064
	CDK Global, Inc.	111,205	6,050,664
#*	Cerence, Inc.	34,212	1,009,254
*	CEVA, Inc.	140,876	5,119,434
*	ChannelAdvisor Corp.	145,681	2,113,831
*	Cirrus Logic, Inc.	398,636	30,216,609
#*	Clearfield, Inc.	121,073	7,050,081
	CMC Materials, Inc.	215,390	38,535,425
*	Coda Octopus Group, Inc.	11,706	66,841
*	Cognyte Software Ltd.	453,668	3,075,869
*	Coherent, Inc.	79,842	21,389,672
#*	Cohu, Inc.	333,850	8,867,056
*	CommScope Holding Co., Inc.	89,359	538,835
*	CommVault Systems, Inc.	262,977	16,041,597
*	Computer Task Group, Inc.	138,570	1,323,344
	Comtech Telecommunications Corp.	141,746	1,927,746
	Concentrix Corp.	122,398	19,275,237
*	Conduent, Inc.	557,353	3,137,897
*	Consensus Cloud Solutions, Inc.	89,989	4,744,220
#*	CoreCard Corp.	35,646	812,372
#*	Corsair Gaming, Inc.	22,480	340,122
*	CPI Card Group, Inc.	500	5,750
#	CSG Systems International, Inc.	260,660	16,022,770
*	CSP, Inc.	12,192	85,710
	CTS Corp.	247,725	8,762,033
*	CVD Equipment Corp.	8,212	36,872
*	CyberOptics Corp.	61,817	2,621,659
#*	Daktronics, Inc.	219,918	736,725
*	Data I/O Corp.	50,027	167,090
*	Datto Holding Corp.	22,914	795,116
#*	Diebold Nixdorf, Inc.	126,958	520,528
*	Digi International, Inc.	248,250	4,696,890
#*	Digimarc Corp.	1,239	32,053
*	Diodes, Inc.	369,956	27,017,887
*	DoubleVerify Holdings, Inc.	47,421	1,031,407
*	Duck Creek Technologies, Inc.	21,802	347,306
*	DXC Technology Co.	37,030	1,062,761
#*	DZS, Inc.	46,968	567,843
#	Ebix, Inc.	166,324	4,956,455
*	eGain Corp.	231,580	2,396,853
#*	EMCORE Corp.	180,119	621,411
#*	Envestnet, Inc.	228,767	18,219,004
*	ePlus, Inc.	178,288	10,069,706
*	Euronet Worldwide, Inc.	29,411	3,577,848
*	Everbridge, Inc.	12,795	551,465
*	Everspin Technologies, Inc.	13,341	92,853
#	EVERTEC, Inc.	422,179	16,633,853
*	Evo Payments, Inc., Class A	48,737	1,098,045
#*	ExlService Holdings, Inc.	267,223	36,382,412
*	Extreme Networks, Inc.	93,841	900,874
*	Fabrinet	282,178	27,707,058

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FARO Technologies, Inc.	119,107	$4,084,179
*	FormFactor, Inc.	601,595	22,926,785
*	Frequency Electronics, Inc.	56,311	456,682
*	Genasys, Inc.	4,009	12,588
*	Grid Dynamics Holdings, Inc.	35,857	499,129
*	GSI Technology, Inc.	120,278	442,623
*	GTY Technology Holdings, Inc.	61,285	373,226
	Hackett Group, Inc.	298,280	7,006,597
#*	Harmonic, Inc.	851,287	7,065,682
#*	I3 Verticals, Inc., Class A	105,161	2,886,669
*	Ichor Holdings Ltd.	198,417	5,775,919
#*	Identiv, Inc.	65,962	804,077
#*	II-VI, Inc.	56,381	3,451,081
#*	Immersion Corp.	14,795	69,093
#*	Infinera Corp.	923,270	7,099,946
	Information Services Group, Inc.	253,635	1,590,291
#*	Innodata, Inc.	47,885	349,082
#*	Insight Enterprises, Inc.	265,837	26,416,223
	InterDigital, Inc.	219,665	12,487,955
*	International Money Express, Inc.	123,021	2,444,427
*	inTEST Corp.	78,387	621,609
#*	Intevac, Inc.	175,623	893,921
*	IPG Photonics Corp.	58,298	5,507,995
#*	Issuer Direct Corp.	16,823	401,565
#*	Iteris, Inc.	158,355	408,556
*	Itron, Inc.	323,324	15,448,421
	Jabil, Inc.	81,211	4,688,311
#*	Jamf Holding Corp.	49,020	1,509,816
*	Key Tronic Corp.	51,543	276,786
*	Kimball Electronics, Inc.	179,265	3,198,088
*	Knowles Corp.	644,615	11,938,270
#	Kulicke & Soffa Industries, Inc.	376,040	17,452,016
#*	KVH Industries, Inc.	143,921	1,147,050
#*	Lantronix, Inc.	208,862	1,098,614
*	Lattice Semiconductor Corp.	718,184	34,501,559
#*	LGL Group, Inc.	11,928	127,153
#*	Limelight Networks, Inc.	661,396	2,361,184
	Littelfuse, Inc.	20,938	4,800,037
#*	LivePerson, Inc.	21,368	483,344
*	LiveRamp Holdings, Inc.	428,020	13,405,586
*	LogicMark, Inc.	9,848	17,726
#*	Lumentum Holdings, Inc.	154,967	12,584,870
#*	Luna Innovations, Inc.	167,787	926,184
*	MACOM Technology Solutions Holdings, Inc.	121,909	6,211,264
*	Magnachip Semiconductor Corp.	139,907	2,558,899
*	Mandiant, Inc.	419,348	9,217,269
*	Marin Software, Inc.	400	916
	Maximus, Inc.	97,618	7,114,400
*	MaxLinear, Inc.	427,804	20,478,978
	Methode Electronics, Inc.	264,204	11,786,140
*	Mimecast Ltd.	339,855	27,079,646
#*	Mitek Systems, Inc.	213,511	2,384,918
	MKS Instruments, Inc.	15,555	1,772,959
#*	Model N, Inc.	94,224	2,434,748
*	Momentive Global, Inc.	80,898	1,279,806
*	N-Able, Inc.	8,717	87,170
*	Napco Security Technologies, Inc.	407,368	7,128,940
	National Instruments Corp.	111,961	4,046,271
*	NCR Corp.	741,211	25,964,621

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NeoPhotonics Corp.	418,007	$6,328,626
#*	NETGEAR, Inc.	183,236	3,976,221
#*	NetScout Systems, Inc.	517,914	15,951,751
*	NetSol Technologies, Inc.	57,026	215,558
	Network-1 Technologies, Inc.	135,577	333,519
*	nLight, Inc.	96,202	1,265,056
#*	Novanta, Inc.	254,279	32,725,707
#	NVE Corp.	23,369	1,083,854
*	One Stop Systems, Inc.	4,116	19,345
*	OneSpan, Inc.	272,076	3,844,434
*	Onto Innovation, Inc.	287,368	20,443,360
*	Optical Cable Corp.	9,320	36,068
*	OSI Systems, Inc.	137,135	10,847,379
*	Paya Holdings, Inc.	22,636	115,217
*	Paysafe Ltd.	77,164	214,516
	PC Connection, Inc.	97,643	4,832,352
	PC-Tel, Inc.	136,822	582,862
*	PDF Solutions, Inc.	271,611	6,314,956
*	Perficient, Inc.	254,423	25,292,190
*	PFSweb, Inc.	210,116	2,384,817
*	Photronics, Inc.	475,289	7,124,582
#	Pineapple Energy, Inc.	5,954	18,100
*	Ping Identity Holding Corp.	112,505	2,939,756
#*	Pixelworks, Inc.	266,573	562,469
#*	Plantronics, Inc.	3,981	158,683
*	Plexus Corp.	235,023	19,069,766
	Power Integrations, Inc.	433,937	34,714,960
#*	Powerfleet, Inc.	45,642	120,495
#	Progress Software Corp.	321,160	15,409,257
#*	Q2 Holdings, Inc.	29,333	1,517,396
#*	Qualys, Inc.	271,023	36,935,014
#*	Rackspace Technology, Inc.	51,824	512,539
*	Rambus, Inc.	632,279	15,750,070
*	RF Industries Ltd.	81,913	542,264
*	Ribbon Communications, Inc.	325,631	1,123,427
	Richardson Electronics Ltd.	82,077	983,283
#*	Rimini Street, Inc.	61,314	353,169
*	Rogers Corp.	125,982	34,105,847
#*	Sailpoint Technologies Holdings, Inc.	268,866	17,161,717
*	Sanmina Corp.	516,878	21,135,141
#	Sapiens International Corp. NV	63,312	1,471,371
*	ScanSource, Inc.	183,195	6,272,597
*	SecureWorks Corp., Class A	9,195	101,513
*	Semtech Corp.	464,787	27,701,305
#*	ShotSpotter, Inc.	46,623	1,279,801
#*	SigmaTron International, Inc.	7,390	49,217
#*»††^	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	129,005	17,404,065
#*	SMART Global Holdings, Inc.	365,586	8,284,179
*	Smith Micro Software, Inc.	135,862	418,455
*	Socket Mobile, Inc.	46,860	176,194
	SolarWinds Corp.	60,608	749,721
*	SPS Commerce, Inc.	131,977	15,788,409
#*	SRAX, Inc.	73,861	295,444
»††^	SRAX, Inc.	70,653	12,011
#*	StarTek, Inc.	232,181	870,679
*	Stratasys Ltd.	248,436	4,817,174
*	Super Micro Computer, Inc.	126,610	5,330,281
#	Switch, Inc., Class A	212,237	6,337,397

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synaptics, Inc.	264,687	$39,290,138
*	Teradata Corp.	304,905	12,607,822
#*	Terawulf, Inc.	10,011	37,942
*	TESSCO Technologies, Inc.	63,881	382,328
*	TransAct Technologies, Inc.	75,756	499,990
*	Trio-Tech International.	12,740	65,101
	TTEC Holdings, Inc.	370,224	27,326,233
#*	TTM Technologies, Inc.	740,238	10,326,320
#*	Turtle Beach Corp.	77,303	1,286,322
*	Ultra Clean Holdings, Inc.	343,883	10,718,833
*	Unisys Corp.	495,002	7,033,978
	Universal Display Corp.	13,223	1,688,974
*	Upland Software, Inc.	115,513	1,723,454
*	Usio, Inc.	44,719	127,449
#*	Varonis Systems, Inc.	42,507	1,836,302
#*	Veeco Instruments, Inc.	288,021	6,601,441
*	Verint Systems, Inc.	376,528	20,543,368
#*	Veritone, Inc.	750	8,123
#*	Verra Mobility Corp.	162,455	2,279,244
*	Vertex, Inc., Class A	3,913	55,682
#*	Viasat, Inc.	183,343	6,748,856
#*	Viavi Solutions, Inc.	1,284,624	18,421,508
	Vishay Intertechnology, Inc.	929,976	17,325,453
*	Vishay Precision Group, Inc.	91,442	2,853,905
#*	Vonage Holdings Corp.	1,468,271	29,306,689
	Vontier Corp.	265,855	6,811,205
#	Wayside Technology Group, Inc.	20,686	708,496
	Western Union Co.	338,664	5,676,009
*	WEX, Inc.	4,122	685,241
*	Wireless Telecom Group, Inc.	83,275	130,742
	Xerox Holdings Corp.	241,508	4,202,239
	Xperi Holding Corp.	981,686	15,314,302
*	Yext, Inc.	62,896	364,168

TOTAL INFORMATION TECHNOLOGY			1,749,453,066

MATERIALS — (5.8%)
*	Advanced Emissions Solutions, Inc.	88,621	536,157
	AdvanSix, Inc.	161,777	7,205,548
*	AgroFresh Solutions, Inc.	13,446	25,010
#*	Allegheny Technologies, Inc.	546,885	14,864,334
*	Alpha Metallurgical Resources, Inc.	34,078	5,273,230
	American Vanguard Corp.	220,920	4,727,688
*	Ampco-Pittsburgh Corp.	13,671	76,694
*	Arconic Corp.	81,496	2,050,439
*	Ardagh Metal Packaging SA	13,250	94,473
#	Ashland Global Holdings, Inc.	209,660	22,008,010
#*	Aspen Aerogels, Inc.	56,006	1,209,730
	Avient Corp.	522,210	25,713,620
*	Axalta Coating Systems Ltd.	72,089	1,828,898
	Balchem Corp.	231,262	28,491,478
	Cabot Corp.	374,530	24,662,801
	Caledonia Mining Corp. PLC	3,197	44,790
#	Carpenter Technology Corp.	315,672	12,052,357
#*	Century Aluminum Co.	617,928	10,424,445
	Chase Corp.	59,901	5,053,248
#	Chemours Co.	346,542	11,460,144
*	Clearwater Paper Corp.	94,336	3,123,465
#*	Coeur Mining, Inc.	907,716	3,295,009
	Commercial Metals Co.	840,801	34,472,841

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Compass Minerals International, Inc.	142,402	$8,420,230
*	Core Molding Technologies, Inc.	56,365	563,650
	Eagle Materials, Inc.	135,579	16,719,602
	Ecovyst, Inc.	128,197	1,289,662
	Element Solutions, Inc.	1,771,575	36,529,876
#*	Ferroglobe PLC	347,794	2,243,271
*»††^	Ferroglobe Representation & Warranty Insurance Trust	577,127	0
*	Flotek Industries, Inc.	72,844	96,154
	Fortitude Gold Corp.	181,671	1,231,729
	Friedman Industries, Inc.	81,854	758,787
	FutureFuel Corp.	201,079	1,912,261
#*	GCP Applied Technologies, Inc.	109,218	3,426,169
	Glatfelter Corp.	220,878	2,429,658
	Gold Resource Corp.	277,072	507,042
	Graphic Packaging Holding Co.	1,309,040	28,537,072
	Greif, Inc., Class A	196,402	11,917,673
	Greif, Inc., Class B	22,886	1,335,627
	Hawkins, Inc.	194,005	7,232,506
#	Haynes International, Inc.	116,636	4,558,135
#	HB Fuller Co.	338,244	22,560,875
#	Hecla Mining Co.	2,477,278	12,906,618
#	Huntsman Corp.	133,581	4,524,388
*	Ingevity Corp.	133,228	7,980,357
	Innospec, Inc.	188,998	18,013,399
#*	Intrepid Potash, Inc.	74,208	5,682,849
#	Kaiser Aluminum Corp.	151,052	14,576,518
	Koppers Holdings, Inc.	152,165	3,691,523
	Kronos Worldwide, Inc.	215,365	3,277,855
#*	Livent Corp.	390,909	8,349,816
	Louisiana-Pacific Corp.	656,284	42,343,444
#*	LSB Industries, Inc.	320,473	6,861,327
	Materion Corp.	107,876	9,185,641
	Mercer International, Inc.	471,625	7,550,716
	Minerals Technologies, Inc.	246,439	15,675,985
	Myers Industries, Inc.	350,243	7,680,829
	Neenah, Inc.	101,241	3,583,931
	NewMarket Corp.	4,465	1,449,384
#	Nexa Resources SA	3,544	33,172
	Northern Technologies International Corp.	72,094	834,128
*	O-I Glass, Inc.	12,796	172,490
	Olin Corp.	716,111	41,104,771
#	Olympic Steel, Inc.	80,597	2,766,895
#	Orion Engineered Carbons SA	169,973	2,566,592
	Pactiv Evergreen, Inc.	20,650	203,609
*	Piedmont Lithium, Inc.	4,630	302,848
#	Quaker Chemical Corp.	5,482	891,976
	Ramaco Resources, Inc.	98,176	1,560,017
#*	Ranpak Holdings Corp.	16,283	245,548
#*	Rayonier Advanced Materials, Inc.	270,828	1,389,348
	Resolute Forest Products, Inc.	595,780	8,305,173
	Royal Gold, Inc.	15,238	1,988,254
	Ryerson Holding Corp.	401,513	14,779,694
#	Schnitzer Steel Industries, Inc., Class A	201,209	9,181,167
	Schweitzer-Mauduit International, Inc.	224,668	5,652,647
#	Scotts Miracle-Gro Co.	23,005	2,390,910
	Sensient Technologies Corp.	293,903	24,864,194
	Silgan Holdings, Inc.	656,892	29,146,298
*	Smith-Midland Corp.	5,401	91,115
#	Sonoco Products Co.	89,464	5,538,716

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Stepan Co.	176,032	$17,974,628
*	Summit Materials, Inc., Class A	619,690	17,227,382
	SunCoke Energy, Inc.	392,558	3,266,083
*	Sylvamo Corp.	18,404	821,739
*	Synalloy Corp.	65,246	1,069,382
#*	TimkenSteel Corp.	330,010	6,821,307
#*	Trecora Resources.	76,265	742,821
	Tredegar Corp.	163,380	1,870,701
	TriMas Corp.	331,524	9,793,219
#	Trinseo PLC.	221,161	10,494,089
	Tronox Holdings PLC, Class A	836,461	14,387,129
*	U.S. Gold Corp.	17,209	97,231
#	U.S. Steel Corp.	756,385	23,062,179
	United States Lime & Minerals, Inc.	41,638	4,559,777
*	Universal Stainless & Alloy Products, Inc.	44,385	386,150
	Valvoline, Inc.	1,130,165	34,164,888
#*	Venator Materials PLC	163,319	303,773
	Warrior Met Coal, Inc.	155,161	5,286,335
#	Worthington Industries, Inc.	334,775	15,925,247

TOTAL MATERIALS			866,562,590

REAL ESTATE — (0.6%)
#*	Altisource Portfolio Solutions SA	3,733	40,466
*	AMREP Corp.	8,253	106,134
*	CKX Lands, Inc.	5,107	59,675
#*	Comstock Holding Cos., Inc.	23,978	106,942
#*	Cushman & Wakefield PLC	355,562	6,364,560
#	Douglas Elliman, Inc.	359,138	2,176,376
#	eXp World Holdings, Inc.	65,847	881,691
*	Five Point Holdings LLC, Class A	77,708	454,592
*	Forestar Group, Inc.	133,111	2,171,040
*	FRP Holdings, Inc.	94,631	5,347,598
*	Howard Hughes Corp.	52,247	5,239,852
	Indus Realty Trust, Inc.	219	15,647
*	InterGroup Corp.	1,407	75,260
#*»	JW Mays, Inc.	200	8,140
	Kennedy-Wilson Holdings, Inc.	925,465	20,869,236
	Marcus & Millichap, Inc.	263,368	11,796,253
*	Maui Land & Pineapple Co., Inc.	82,282	945,420
#	Newmark Group, Inc., Class A	409,759	4,978,572
*	Rafael Holdings, Inc., Class B	105,627	227,098
	RE/MAX Holdings, Inc., Class A	108,332	2,541,469
*	Realogy Holdings Corp.	347,353	3,806,989
	RMR Group, Inc., Class A	43,036	1,174,022
#	St. Joe Co.	261,147	13,895,632
#*	Stratus Properties, Inc.	47,741	2,005,122
*	Tejon Ranch Co.	153,171	2,804,561

TOTAL REAL ESTATE			88,092,347

UTILITIES — (2.9%)
	ALLETE, Inc.	235,378	13,967,330
	American States Water Co.	263,790	20,749,721
	Artesian Resources Corp., Class A	89,685	4,170,352
#	Atlantica Sustainable Infrastructure PLC	314,050	9,704,145
#	Avista Corp.	465,167	18,871,825
	Black Hills Corp.	233,267	17,084,475
	California Water Service Group	394,285	20,451,563
#	Chesapeake Utilities Corp.	135,606	16,973,803

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Clearway Energy, Inc., Class A	197,507	$5,613,149
#	Clearway Energy, Inc., Class C	346,807	10,588,018
#	Consolidated Water Co. Ltd.	109,567	1,192,089
	Genie Energy Ltd., Class B	179,616	1,165,708
	Hawaiian Electric Industries, Inc.	373,334	15,347,761
	IDACORP, Inc.	29,655	3,119,113
	MGE Energy, Inc.	271,952	21,176,902
#	Middlesex Water Co.	132,725	11,805,889
	National Fuel Gas Co.	218,113	15,296,265
	New Jersey Resources Corp.	557,242	24,050,565
#	Northwest Natural Holding Co.	215,501	10,307,413
#	NorthWestern Corp.	344,149	19,509,807
#	OGE Energy Corp.	77,385	2,993,252
#	ONE Gas, Inc.	153,050	12,912,828
#	Ormat Technologies, Inc.	268,941	20,896,716
	Otter Tail Corp.	317,590	18,407,516
	PNM Resources, Inc.	635,715	29,662,462
	Portland General Electric Co.	274,680	13,000,604
*	Pure Cycle Corp.	66,948	699,607
	RGC Resources, Inc.	22,906	476,445
	SJW Group	171,818	10,137,262
#	South Jersey Industries, Inc.	258,112	8,824,849
	Southwest Gas Holdings, Inc.	196,234	17,290,178
#	Spire, Inc.	316,622	23,034,250
#*	Sunnova Energy International, Inc.	234,393	4,047,967
	Unitil Corp.	121,608	6,202,008
#	Via Renewables, Inc.	76,757	548,045
	York Water Co.	137,539	5,320,009

TOTAL UTILITIES			435,599,891

TOTAL COMMON STOCKS			13,717,059,620

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	39,276	1,064,772

CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	8,794	716,535

INDUSTRIALS — (0.0%)
	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	154,218	4,402,924

TOTAL PREFERRED STOCKS.			6,184,231

RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»††^	Social Reality, Inc. Rights Exp 12/31/19	11,370	0

TOTAL INVESTMENT SECURITIES (Cost $7,977,883,942)			13,723,243,851

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	139,638,227	139,638,227

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	87,987,859	$1,017,755,565

TOTAL INVESTMENTS — (100.0%) (Cost $9,135,223,320)		$14,880,637,642

As of April 30, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	657	06/17/22	$140,229,035	$135,588,375	$(4,640,660)

Total Futures Contracts			$140,229,035	$135,588,375	$(4,640,660)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$342,691,614	$60,603	$36,918	$342,789,135
Consumer Discretionary	1,763,249,783	—	32,241	1,763,282,024
Consumer Staples	558,271,762	155,905	—	558,427,667
Energy	703,844,607	—	—	703,844,607
Financials	2,802,981,380	226,075	—	2,803,207,455
Health Care	1,647,161,757	139,599	8,051,189	1,655,352,545
Industrials	2,750,448,293	—	—	2,750,448,293
Information Technology	1,749,441,055	—	12,011	1,749,453,066
Materials	866,562,590	—	—	866,562,590
Real Estate	88,084,207	8,140	—	88,092,347
Utilities	435,599,891	—	—	435,599,891
Preferred Stocks
Communication Services	1,064,772	—	—	1,064,772
Consumer Discretionary	716,535	—	—	716,535
Industrials	4,402,924	—	—	4,402,924
Temporary Cash Investments	139,638,227	—	—	139,638,227
Securities Lending Collateral	—	1,017,755,565	—	1,017,755,565
Futures Contracts**	(4,640,660)	—	—	(4,640,660)

TOTAL	$13,849,518,737	$1,018,345,887	$8,132,359^	$14,875,996,983

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.7%)
#*	AMC Networks, Inc., Class A	144,092	$4,701,722
*	Anterix, Inc.	72,195	3,742,589
	ATN International, Inc.	96,166	3,798,557
*	Audacy, Inc.	386,465	981,621
#*	AutoWeb, Inc.	18,353	44,414
#*	Ballantyne Strong, Inc.	72,067	219,804
#*	Boston Omaha Corp., Class A	76,562	1,595,552
#*	Cargurus, Inc.	120,264	3,930,228
#*	Cars.com, Inc.	309,773	3,444,676
#*	Cinemark Holdings, Inc.	106,519	1,689,391
*	Clear Channel Outdoor Holdings, Inc.	219,381	539,677
	Cogent Communications Holdings, Inc.	78,608	4,598,568
*	comScore, Inc.	175,380	354,268
#*	Consolidated Communications Holdings, Inc.	488,119	2,904,308
*	Contra Costa Communications	22,312	0
*	Cumulus Media, Inc., Class A	52,582	724,054
*	Daily Journal Corp.	1,878	482,928
#	DallasNews Corp.	60,028	396,185
*	DHI Group, Inc.	215,178	1,196,390
#*	Dolphin Entertainment, Inc.	11,240	43,162
#*	EchoStar Corp., Class A	174,825	4,082,164
#*	Emerald Holding, Inc.	481	1,294
	Entravision Communications Corp., Class A	810,206	4,188,765
#*	Eventbrite, Inc., Class A	112,086	1,185,870
#*	EverQuote, Inc., Class A	32,677	453,557
*	EW Scripps Co., Class A	537,164	8,841,719
#*	Fluent, Inc.	36,210	48,521
*	Gaia, Inc.	55,345	273,404
#*	Gannett Co., Inc.	311,692	1,249,885
#*	Gogo, Inc.	29,809	548,784
	Gray Television, Inc.	596,599	11,049,013
	Gray Television, Inc., Class A	14,363	246,058
*	Hemisphere Media Group, Inc.	89,354	347,587
#*	IDT Corp., Class B.	243,518	6,448,357
*	iHeartMedia, Inc., Class A	226,273	3,618,105
*	IMAX Corp.	269,063	4,256,577
*	Insignia Systems, Inc.	4,206	34,573
#	John Wiley & Sons, Inc., Class A	116,160	5,911,382
*	Lee Enterprises, Inc.	15,539	374,490
*	Liberty Latin America Ltd., Class A	152,893	1,412,731
*	Liberty Latin America Ltd., Class C	451,395	4,170,890
#*	Liberty Media Corp.-Liberty Braves, Class A	46,118	1,211,520
*	Liberty Media Corp.-Liberty Braves, Class C	141,613	3,555,902
	LICT Corp.	1	15,730
#*	Lions Gate Entertainment Corp., Class A	345,369	4,659,028
*	Lions Gate Entertainment Corp., Class B	411,596	5,173,762
#*	Madison Square Garden Entertainment Corp.	84,345	6,178,271
#*	Marcus Corp.	152,797	2,403,497
#	National CineMedia, Inc.	3,961	8,754
*	Ooma, Inc.	65,497	840,981
*»	Pegasus Cos., Inc.	41	2,460
*	PubMatic, Inc., Class A	22,567	509,337
*	QuinStreet, Inc.	254,803	2,423,177

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Reading International, Inc., Class A	128,253	$511,729
#*»	Reading International, Inc., Class B	11,620	251,108
	Saga Communications, Inc., Class A	24,006	545,656
*	Salem Media Group, Inc.	9,952	28,960
#	Scholastic Corp.	129,036	4,754,977
#*	Sciplay Corp., Class A.	104,761	1,399,607
	Shenandoah Telecommunications Co.	380,425	7,684,585
	Sinclair Broadcast Group, Inc., Class A	175,377	3,900,384
	Spok Holdings, Inc.	95,875	659,620
*	TechTarget, Inc.	192,094	12,929,847
#	Telephone & Data Systems, Inc.	518,758	9,503,647
#*	Telesat Corp.	31,444	353,431
#*	Thryv Holdings, Inc.	95,560	2,468,315
*	Townsquare Media, Inc., Class A	107,262	1,169,156
*	Travelzoo	48,228	332,773
*	TripAdvisor, Inc.	25,459	653,533
*	TrueCar, Inc.	220,250	788,495
*	U.S. Cellular Corp.	87,897	2,529,676
*	Urban One, Inc.	47,091	284,430
*	Urban One, Inc.	20,747	167,843
#*	WideOpenWest, Inc.	258,065	5,174,203
*	Yelp, Inc.	244,097	7,940,475
*	Zedge, Inc., Class B	24,863	127,796
#*	ZipRecruiter, Inc., Class A	41,245	928,425

TOTAL COMMUNICATION SERVICES			186,202,910

CONSUMER DISCRETIONARY — (10.9%)
#*	Cheesecake Factory, Inc.	201,652	7,442,975
*	1-800-Flowers.com, Inc., Class A	284,991	2,906,908
*	2U, Inc.	43,423	433,362
	Aaron’s Co., Inc.	12,557	257,795
*	Abercrombie & Fitch Co., Class A	405,944	14,037,544
#	Academy Sports & Outdoors, Inc.	30,631	1,144,374
#	Acushnet Holdings Corp.	147,035	5,990,206
*	Adient PLC	13,702	467,786
*	Adtalem Global Education, Inc.	226,123	6,627,665
	AMCON Distributing Co.	5,890	986,281
*	American Axle & Manufacturing Holdings, Inc.	535,583	3,545,559
#	American Eagle Outfitters, Inc.	84,317	1,274,030
#*	American Outdoor Brands, Inc.	83,533	1,052,516
*	American Public Education, Inc.	78,506	1,526,157
*	America’s Car-Mart, Inc.	61,632	4,982,947
#*	Ark Restaurants Corp.	36,613	659,034
	Arko Corp.	135,973	1,260,470
*	Asbury Automotive Group, Inc.	46,974	8,629,594
*	Barnes & Noble Education, Inc.	229,228	696,853
#	Bassett Furniture Industries, Inc.	83,006	1,374,579
#*	BBQ Holdings, Inc.	60,547	873,693
*	Beazer Homes USA, Inc.	98,593	1,486,782
#*	Bed Bath & Beyond, Inc.	167,819	2,284,017
#	Big Lots, Inc.	171,846	5,310,041
*	Biglari Holdings, Inc., Class A	794	542,508
*	Biglari Holdings, Inc., Class B	9,088	1,239,512
*	BJ’s Restaurants, Inc.	172,480	4,793,219
#	Bloomin’ Brands, Inc.	356,174	7,832,266
	Bluegreen Vacations Holding Corp.	34,556	908,823
*	Boot Barn Holdings, Inc.	208,553	18,782,283
*	Brinker International, Inc.	190,219	6,910,656
#	Buckle, Inc.	209,862	6,518,314

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Build-A-Bear Workshop, Inc.	136,220	$2,580,007
#	Caleres, Inc.	227,259	5,211,049
#	Camping World Holdings, Inc., Class A	2,784	71,493
#	Canterbury Park Holding Corp.	10,905	336,965
#*	CarParts.com, Inc.	159,632	956,196
	Carriage Services, Inc.	184,714	7,922,383
#	Carrols Restaurant Group, Inc.	218,032	348,851
#	Cato Corp., Class A	166,546	2,256,698
*	Cavco Industries, Inc.	67,389	15,920,651
*	Century Casinos, Inc.	17,828	186,659
	Century Communities, Inc.	179,197	9,447,266
*	Charles & Colvard Ltd.	16,325	22,855
#*	Chico’s FAS, Inc.	435,472	2,308,002
#*	Children’s Place, Inc.	55,064	2,551,115
#*	Chuy’s Holdings, Inc.	130,985	3,275,935
#*	Citi Trends, Inc.	82,951	2,320,139
#	Clarus Corp.	162,224	3,625,706
#*	Conn’s, Inc.	133,949	2,096,302
#*	Container Store Group, Inc.	192,003	1,468,823
#*	ContextLogic, Inc., Class A	17,511	29,769
»††^	Contra Zagg, Inc.	155,163	13,965
#*	Cooper-Standard Holdings, Inc.	40,868	188,401
#	Cracker Barrel Old Country Store, Inc.	40,319	4,475,006
#	Crown Crafts, Inc.	12,250	76,685
	Culp, Inc.	149,674	966,894
	Dana, Inc.	420,768	6,231,574
*	Dave & Buster’s Entertainment, Inc.	148,304	6,747,832
*	Delta Apparel, Inc.	77,427	2,243,834
#*	Denny’s Corp.	253,905	3,255,062
#	Designer Brands, Inc., Class A	209,929	2,901,219
#*	Destination XL Group, Inc.	2,308	11,425
#	Dillard’s, Inc., Class A	16,569	5,033,828
#	Dine Brands Global, Inc.	66,626	4,776,418
*	Dorman Products, Inc.	57,735	5,699,599
*	Duluth Holdings, Inc., Class B	46,693	571,989
	Educational Development Corp.	72,586	475,438
*	El Pollo Loco Holdings, Inc.	259,561	2,764,325
#	Escalade, Inc.	71,194	936,201
#	Ethan Allen Interiors, Inc.	227,675	5,405,005
*	Everi Holdings, Inc.	329,857	5,726,318
*	Express, Inc.	29,968	103,090
*	Fiesta Restaurant Group, Inc.	229,976	1,563,837
	Flanigan’s Enterprises, Inc.	21,606	803,743
#	Flexsteel Industries, Inc.	74,950	1,625,666
	Foot Locker, Inc.	33,458	980,654
*	Fossil Group, Inc.	223,915	2,212,280
#	Franchise Group, Inc.	128,614	4,796,016
*	frontdoor, Inc.	9,719	300,414
#*	Full House Resorts, Inc.	683	6,181
#*	Funko, Inc., Class A	126,749	2,064,741
*	Garrett Motion, Inc.	83,578	557,465
#*	Genesco, Inc.	114,985	7,132,520
*	Gentherm, Inc.	216,777	14,615,105
#*	G-III Apparel Group Ltd.	303,230	8,029,530
#*	GoPro, Inc., Class A	475,747	4,243,663
	Graham Holdings Co., Class B	12,711	7,529,615
*	Grand Canyon Education, Inc.	23,498	2,255,103
*	Green Brick Partners, Inc.	208,519	4,107,824
	Group 1 Automotive, Inc.	109,460	19,061,364

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Groupon, Inc.	108,032	$2,107,704
	Guess?, Inc.	497,835	11,186,352
#	Hamilton Beach Brands Holding Co., Class A	90,877	850,609
#	Haverty Furniture Cos., Inc.	120,317	2,987,471
	Haverty Furniture Cos., Inc., Class A	18,389	452,002
#	Hibbett, Inc.	57,996	2,504,267
#	Hooker Furnishings Corp.	87,240	1,470,866
#*	Horizon Global Corp.	58,197	216,493
#*	Hovnanian Enterprises, Inc., Class A	17,896	823,574
#*	Inspired Entertainment, Inc.	33,401	310,295
#	Installed Building Products, Inc.	107,651	8,662,676
*	iRobot Corp.	111,413	5,643,068
*	J Jill, Inc.	925	14,948
#	Jack in the Box, Inc.	96,603	7,994,864
#	JOANN, Inc.	2,861	29,869
#	Johnson Outdoors, Inc., Class A	72,568	5,550,001
	KB Home	82,438	2,673,464
	Kontoor Brands, Inc.	131,694	5,232,203
#*	Koss Corp.	115,127	751,779
#*	Kura Sushi USA, Inc., Class A	1,504	75,471
#*	Lakeland Industries, Inc.	49,911	807,560
#*	Lands’ End, Inc.	65,376	916,572
	Laureate Education, Inc., Class A	567,873	6,434,001
*»††^	Lazare Kaplan International, Inc.	81,643	11,479
#	La-Z-Boy, Inc.	328,859	8,642,415
#*	Lazydays Holdings, Inc.	23,036	447,590
#	LCI Industries	34,828	3,389,461
#*»††^	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	17,490	306,425
#*	LGI Homes, Inc.	13,532	1,268,084
	Lifetime Brands, Inc.	106,529	1,344,396
*	Lincoln Educational Services Corp.	22,400	160,160
#*	Liquidity Services, Inc.	211,398	3,048,359
*	Live Ventures, Inc.	1,917	73,229
*	LL Flooring Holdings, Inc.	155,740	2,150,769
#*	Lovesac Co.	43,339	1,899,982
*	M/I Homes, Inc.	121,927	5,398,928
#*	Malibu Boats, Inc., Class A	141,382	7,110,101
#	Marine Products Corp.	185,819	2,181,515
#*	MarineMax, Inc.	144,058	5,894,853
#*	MasterCraft Boat Holdings, Inc.	85,023	2,046,504
#	MDC Holdings, Inc.	97,731	3,607,251
*	Modine Manufacturing Co.	263,320	2,080,228
*	Monarch Casino & Resort, Inc.	27,353	1,918,813
	Monro, Inc.	150,606	6,887,212
#*	Motorcar Parts of America, Inc.	142,810	2,172,140
#	Movado Group, Inc.	126,566	4,552,579
#	Nathan’s Famous, Inc.	53,185	2,519,373
#*	National Vision Holdings, Inc.	52,105	1,961,753
#*	Nautilus, Inc.	40,742	122,633
	Nobility Homes, Inc.	11,094	365,825
#*	Noodles & Co.	121,526	676,900
*	ODP Corp.	348,419	14,992,470
#*	Ollie’s Bargain Outlet Holdings, Inc.	32,079	1,541,396
*	ONE Group Hospitality, Inc.	19,979	186,005
#*	OneSpaWorld Holdings Ltd.	156,470	1,570,959
#	OneWater Marine, Inc., Class A	22,440	733,564
#	Oxford Industries, Inc.	129,087	11,566,195
	Papa John’s International, Inc.	4,476	407,540

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Party City Holdco, Inc.	232,320	$717,869
	Patrick Industries, Inc.	153,355	9,546,349
*	Perdoceo Education Corp.	538,380	6,019,088
#	PetMed Express, Inc.	151,729	3,322,865
*	Playa Hotels & Resorts NV	669,631	6,321,317
*	PlayAGS, Inc.	35,358	233,363
*	Potbelly Corp.	35,892	231,145
#*	Purple Innovation, Inc.	27,817	114,606
»	QEP Co., Inc.	8,890	216,916
#*	Quotient Technology, Inc.	239,015	1,269,170
	Qurate Retail, Inc., Class A	244,966	1,031,307
	RCI Hospitality Holdings, Inc.	32,826	2,033,899
#*	Red Robin Gourmet Burgers, Inc.	71,626	944,747
#	Rent-A-Center, Inc.	175,969	4,244,372
*	Revolve Group, Inc.	13,966	590,203
#	Rocky Brands, Inc.	55,269	2,128,409
	Ruth’s Hospitality Group, Inc.	263,741	5,530,649
#*	Sally Beauty Holdings, Inc.	470,962	7,120,945
*	Shake Shack, Inc., Class A	23,634	1,366,754
#	Shoe Carnival, Inc.	189,276	5,714,242
#	Shutterstock, Inc.	146,902	11,123,419
#	Signet Jewelers Ltd.	218,048	15,306,970
*	Six Flags Entertainment Corp.	51,212	1,959,883
*	Skyline Champion Corp.	164,546	8,398,428
#*	Sleep Number Corp.	188,376	7,640,531
#	Smith & Wesson Brands, Inc.	327,106	4,491,165
#	Sonic Automotive, Inc., Class A	240,130	10,217,532
#*	Sonos, Inc.	96,906	2,211,395
*	Sportsman’s Warehouse Holdings, Inc.	88,030	845,968
	Standard Motor Products, Inc.	171,372	7,314,157
	Steven Madden Ltd.	97,673	4,010,453
*	Stoneridge, Inc.	235,367	4,639,084
	Strategic Education, Inc.	89,823	5,802,566
*	Strattec Security Corp.	33,460	1,186,157
*	Stride, Inc.	307,962	12,102,907
#	Superior Group of Cos., Inc.	114,659	1,823,078
*	Superior Industries International, Inc.	19,556	63,166
*	Sypris Solutions, Inc.	3,453	7,389
*	Taylor Morrison Home Corp.	197,116	5,162,468
#*	Tenneco, Inc., Class A	161,394	2,771,135
	Tile Shop Holdings, Inc.	47,407	283,494
#	Tilly’s, Inc., Class A	125,420	1,106,204
*	TravelCenters of America, Inc.	42,610	1,619,606
*	Tri Pointe Homes, Inc.	501,149	10,358,750
#*	Tupperware Brands Corp.	163,175	2,868,617
*	Unifi, Inc.	159,081	2,333,718
*	Universal Electronics, Inc.	123,302	3,637,409
*	Universal Technical Institute, Inc.	101,820	1,054,855
#*	Urban Outfitters, Inc.	188,494	4,486,157
#*	Vera Bradley, Inc.	112,211	690,098
*	Vista Outdoor, Inc.	499,839	17,609,328
*	Visteon Corp.	73,717	7,718,907
#*	VOXX International Corp.	96,925	733,722
	Weyco Group, Inc.	79,560	1,957,972
	Wingstop, Inc.	21,571	1,979,355
	Winmark Corp.	42,095	8,553,704
#	Winnebago Industries, Inc.	170,017	9,041,504
	Wolverine World Wide, Inc.	236,728	4,691,949
#*	WW International, Inc.	200,278	1,960,722

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	XPEL, Inc.	56,703	$2,453,539
*	Zovio, Inc.	89,642	65,421
#*	Zumiez, Inc.	202,338	7,411,641

TOTAL CONSUMER DISCRETIONARY			755,531,375

CONSUMER STAPLES — (4.8%)
#*	22nd Century Group, Inc.	18,104	34,579
	Alico, Inc.	63,367	2,513,769
	Andersons, Inc.	238,147	11,962,124
*	BellRing Brands, Inc.	16,053	344,016
*	Bridgford Foods Corp.	72,953	948,389
	Calavo Growers, Inc.	130,939	4,745,229
#	Cal-Maine Foods, Inc.	201,985	10,852,654
*	Central Garden & Pet Co.	69,768	3,055,141
*	Central Garden & Pet Co., Class A	280,783	11,618,801
#*	Chefs’ Warehouse, Inc.	249,894	9,146,120
	Coca-Cola Consolidated, Inc.	40,263	17,776,115
#	Coffee Holding Co., Inc.	43,125	130,238
#	Edgewell Personal Care Co.	360,314	13,742,376
#*	elf Beauty, Inc.	261,680	6,366,674
	Energizer Holdings, Inc.	144,389	4,373,543
*	Farmer Bros Co.	49,922	313,510
	Fresh Del Monte Produce, Inc.	218,290	5,686,455
#*	Grocery Outlet Holding Corp.	95,045	3,200,165
*	Hain Celestial Group, Inc.	190,967	6,405,033
*	Herbalife Nutrition Ltd.	51,742	1,375,302
#*	HF Foods Group, Inc.	11,285	65,904
*	Hostess Brands, Inc.	659,960	14,974,492
#	Ingles Markets, Inc., Class A	123,817	11,529,839
#	Inter Parfums, Inc.	227,178	18,567,258
#	J&J Snack Foods Corp.	38,537	5,768,989
	John B. Sanfilippo & Son, Inc.	72,313	5,614,381
#*	Landec Corp.	242,858	2,416,437
*	Lifevantage Corp.	3,177	12,390
#*	Lifeway Foods, Inc.	4,260	24,367
	Limoneira Co.	58,142	694,215
	Medifast, Inc.	70,654	12,601,847
#	MGP Ingredients, Inc.	141,007	12,878,169
#*	Natural Alternatives International, Inc.	73,124	715,884
	Natural Grocers by Vitamin Cottage, Inc.	103,623	2,112,873
*	Nature’s Sunshine Products, Inc.	163,343	2,704,960
	Nu Skin Enterprises, Inc., Class A	137,382	5,857,969
*	Nuzee, Inc.	23,045	36,642
	Oil-Dri Corp. of America	56,726	1,415,314
	PriceSmart, Inc.	135,614	10,774,532
#*	Rite Aid Corp.	190,622	1,214,262
	Rocky Mountain Chocolate Factory, Inc.	70,528	466,190
*	Seneca Foods Corp., Class A	54,757	2,970,567
*»	Seneca Foods Corp., Class B	11,120	620,496
*	Simply Good Foods Co.	238,995	9,954,142
	SpartanNash Co.	290,851	9,970,372
	Spectrum Brands Holdings, Inc.	25,975	2,209,693
#*	Sprouts Farmers Market, Inc.	268,117	7,989,887
#*	Tattooed Chef, Inc.	70,544	563,647
#	Tootsie Roll Industries, Inc.	146,387	5,127,937
#*	TreeHouse Foods, Inc.	165,205	5,203,958
#	Turning Point Brands, Inc.	81,103	2,545,823
*	United Natural Foods, Inc.	320,690	13,767,222
	United-Guardian, Inc.	39,576	852,467

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Universal Corp.	135,173	$7,819,758
#*	USANA Health Sciences, Inc.	88,490	6,783,643
	Vector Group Ltd.	744,815	9,474,047
	Village Super Market, Inc., Class A	69,192	1,604,562
*	Vital Farms, Inc.	81,430	936,445
#	WD-40 Co.	23,757	4,370,813
#	Weis Markets, Inc.	196,657	15,708,961
#*	Whole Earth Brands, Inc.	49,683	343,310
#*	Willamette Valley Vineyards, Inc.	3,868	35,895

TOTAL CONSUMER STAPLES.			333,890,792

ENERGY — (7.0%)
	Adams Resources & Energy, Inc.	39,742	1,544,772
#*	Alto Ingredients, Inc.	268,466	1,549,049
#	Arch Resources, Inc.	77,264	12,855,184
	Archrock, Inc.	651,951	5,678,493
*	Ardmore Shipping Corp.	99,052	617,094
	Berry Corp.	186,017	2,040,606
	Brigham Minerals, Inc., Class A	168,327	4,171,143
*	Bristow Group, Inc.	64,860	1,934,125
	Cactus, Inc., Class A	144,475	7,213,637
	California Resources Corp.	170,701	6,863,887
*	Callon Petroleum Co.	76,232	3,908,415
#*	Centennial Resource Development, Inc., Class A	1,355,128	10,488,691
#*	Centrus Energy Corp., Class A	45,059	1,250,838
#	Civitas Resources, Inc.	176,756	10,361,437
#*	Clean Energy Fuels Corp.	796,733	4,668,855
#*	CNX Resources Corp.	1,229,443	25,265,054
#*	Comstock Resources, Inc.	884,755	15,067,378
*	CONSOL Energy, Inc.	139,914	6,652,911
#	Core Laboratories NV	86,576	2,250,976
#	Crescent Energy, Inc., Class A	5,390	84,677
#	CVR Energy, Inc.	240,764	6,035,953
*	Delek U.S. Holdings, Inc.	329,926	7,984,209
*	Denbury, Inc.	80,225	5,132,795
	DHT Holdings, Inc.	926,891	5,209,127
*	DMC Global, Inc.	114,617	2,291,194
	Dorian LPG Ltd.	217,316	3,198,892
*	Dril-Quip, Inc.	129,879	3,750,906
#*	Earthstone Energy, Inc., Class A	317,337	4,280,876
#	EnLink Midstream LLC	722,216	7,128,272
*	Enservco Corp.	51,350	137,618
	Evolution Petroleum Corp.	149,796	945,213
#*	Expro Group Holdings NV	215,033	3,285,704
*	Exterran Corp.	82,423	559,652
	Falcon Minerals Corp.	68,750	467,500
#*	Forum Energy Technologies, Inc.	21,023	444,216
*	Geospace Technologies Corp.	61,032	352,765
#*	Green Plains, Inc.	241,903	6,790,217
*	Gulf Island Fabrication, Inc.	41,086	152,840
#*	Gulfport Energy Corp.	4,422	415,580
#*	Hallador Energy Co.	35,482	151,153
*	Helix Energy Solutions Group, Inc.	496,092	2,038,938
#	Helmerich & Payne, Inc.	248,012	11,415,992
*	Independence Contract Drilling, Inc.	16,749	69,006
#	International Seaways, Inc.	224,356	4,740,642
*	Kosmos Energy Ltd.	1,057,213	7,146,760
#*	Laredo Petroleum, Inc.	75,218	5,356,274
*	Liberty Energy, Inc., Class A	480,080	7,748,491

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Magnolia Oil & Gas Corp., Class A	365,178	$8,486,737
	Matador Resources Co.	468,288	22,861,820
*	Mexco Energy Corp.	1,906	30,591
	Murphy Oil Corp.	474,245	18,059,250
#*	Nabors Industries Ltd.	38,898	6,014,409
#	NACCO Industries, Inc., Class A	40,634	1,872,415
#*	National Energy Services Reunited Corp.	116,227	777,559
*	Natural Gas Services Group, Inc.	56,104	688,957
*	New Concept Energy, Inc.	8,345	20,028
*	Newpark Resources, Inc.	294,399	1,027,453
#*	NextDecade Corp.	37,399	209,060
*	NexTier Oilfield Solutions, Inc.	701,133	7,733,497
#	Northern Oil & Gas, Inc.	28,760	718,425
#	Oasis Petroleum, Inc.	69,661	9,241,228
*	Oceaneering International, Inc.	395,115	4,476,653
#*	Oil States International, Inc.	180,440	1,219,774
*	Overseas Shipholding Group, Inc., Class A	104,723	217,824
*	Par Pacific Holdings, Inc.	264,950	3,886,817
	Patterson-UTI Energy, Inc.	1,031,747	16,961,921
*	PBF Energy, Inc., Class A	534,119	15,521,498
	PDC Energy, Inc.	190,429	13,280,518
#*	Peabody Energy Corp.	556,584	12,601,062
#	PHX Minerals, Inc.	37,836	132,804
*	ProPetro Holding Corp.	342,103	4,837,336
*	Ranger Oil Corp., Class A	70,176	2,235,106
*	Renewable Energy Group, Inc.	217,045	13,252,768
*	REX American Resources Corp.	51,554	4,363,015
#	Riley Exploration Permian, Inc.	60	1,394
#*	Ring Energy, Inc.	18,458	82,507
#*	RPC, Inc.	441,449	4,564,583
*	SandRidge Energy, Inc.	47,791	887,479
#	Scorpio Tankers, Inc.	258,688	6,397,354
#*	SEACOR Marine Holdings, Inc.	7,654	55,109
*	Select Energy Services, Inc., Class A	233,661	1,813,209
	SFL Corp. Ltd.	464,123	4,604,100
#*	SilverBow Resources, Inc.	39,269	1,437,245
	SM Energy Co.	554,197	19,690,619
#*	Smart Sand, Inc.	6,860	29,841
	Solaris Oilfield Infrastructure, Inc., Class A	39,975	449,719
*	Talos Energy, Inc.	241,567	4,389,272
*	TechnipFMC PLC	980,476	6,784,894
*	Teekay Corp.	9,092	29,458
*	Teekay Tankers Ltd., Class A	101,494	1,624,919
#*	Tellurian, Inc.	1,631,119	8,122,973
*	TETRA Technologies, Inc.	327,879	1,206,595
*	Tidewater, Inc.	74,823	1,493,467
*	Transocean Ltd.	1,426,067	5,362,012
*	U.S. Silica Holdings, Inc.	268,783	4,993,988
#*	Uranium Energy Corp.	127,024	539,852
#	VAALCO Energy, Inc.	103,718	678,316
#*	Vertex Energy, Inc.	7,212	68,586
*	W&T Offshore, Inc.	60,682	288,846
*	Weatherford International PLC	108,866	3,514,194
	Whiting Petroleum Corp.	132,356	9,668,606
	World Fuel Services Corp.	322,761	7,817,271
TOTAL ENERGY.			489,022,940
FINANCIALS — (20.2%)
	1st Source Corp.	198,015	8,568,109

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	ACNB Corp.	27,050	$925,921
*	Affinity Bancshares, Inc.	847	13,044
	Alerus Financial Corp.	11,638	297,351
	Allegiance Bancshares, Inc.	136,307	5,569,504
#	Amalgamated Financial Corp.	10,479	184,326
	A-Mark Precious Metals, Inc.	62,727	4,942,888
*	Ambac Financial Group, Inc.	54,266	419,476
	Amerant Bancorp, Inc.	29,490	784,139
	American Equity Investment Life Holding Co.	330,753	12,476,003
	American National Bankshares, Inc.	62,281	2,163,642
	American National Group, Inc.	7,485	1,411,746
	Ameris Bancorp	282,593	11,784,128
	AMERISAFE, Inc.	147,059	6,816,185
	AmeriServ Financial, Inc.	129,505	514,135
#	Ames National Corp.	1,809	42,331
	Argo Group International Holdings Ltd.	124,043	5,309,040
	Arrow Financial Corp.	151,621	4,745,737
*	AssetMark Financial Holdings, Inc.	72,115	1,386,771
	Associated Banc-Corp.	463,273	9,242,296
#	Associated Capital Group, Inc., Class A	13,343	528,383
	Assured Guaranty Ltd.	69,855	3,852,503
#	Atlantic American Corp.	7,131	21,750
	Atlantic Union Bankshares Corp.	159,031	5,372,067
#*	Atlanticus Holdings Corp.	115,004	4,949,772
	Auburn National BanCorp, Inc.	12,735	388,927
*	Axos Financial, Inc.	277,383	10,507,268
#	B. Riley Financial, Inc.	27,603	1,246,551
	Banc of California, Inc.	499,092	9,003,620
#	BancFirst Corp.	239,834	19,606,429
*	Bancorp, Inc.	494,971	11,230,892
#	Bank First Corp.	1,424	100,677
	Bank of Hawaii Corp.	55,813	4,149,138
	Bank of Marin Bancorp	90,829	2,839,315
	Bank of NT Butterfield & Son Ltd.	211,706	6,780,943
#	Bank of Princeton	400	12,008
	BankFinancial Corp.	72,297	738,152
	Bankwell Financial Group, Inc.	35,557	1,208,938
	Banner Corp.	263,148	14,131,048
	Bar Harbor Bankshares	93,972	2,453,609
#	Baycom Corp.	30,995	702,037
	BCB Bancorp, Inc.	85,668	1,613,985
#	Berkshire Hills Bancorp, Inc.	249,007	6,160,433
	BGC Partners, Inc., Class A.	382,639	1,388,980
*	Blucora, Inc.	277,010	5,609,452
	Blue Ridge Bankshares, Inc.	3,218	46,886
*	Bridgewater Bancshares, Inc.	28,074	449,745
#	BrightSphere Investment Group, Inc.	291,671	5,845,087
	Brookline Bancorp, Inc.	638,828	9,237,453
*	BRP Group, Inc., Class A	5,036	116,432
#	Business First Bancshares, Inc.	14,507	321,475
	Byline Bancorp, Inc.	104,475	2,450,983
	C&F Financial Corp.	18,341	950,064
	Cadence Bank.	6,372	159,555
»	California First Leasing Corp.	33,262	602,042
	Cambridge Bancorp.	7,263	593,460
	Camden National Corp.	127,571	5,708,802
*	Cannae Holdings, Inc.	111,255	2,492,112
	Capital Bancorp, Inc.	6,351	142,961
	Capital City Bank Group, Inc.	80,458	2,060,529

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capitol Federal Financial, Inc.	826,856	$7,962,623
	Capstar Financial Holdings, Inc.	83,127	1,675,009
#*	Carter Bankshares, Inc.	5,346	87,461
*	Carver Bancorp, Inc.	15,533	111,216
#	Cathay General Bancorp	174,604	6,999,874
#	CBTX, Inc.	33,165	945,866
*»	CCUR Holdings, Inc.	11	72,875
	Central Pacific Financial Corp.	195,459	4,726,199
	Central Valley Community Bancorp	66,253	1,279,345
	Chemung Financial Corp.	9,058	430,074
	Citizens & Northern Corp.	73,022	1,709,445
	Citizens Community Bancorp, Inc.	6,800	89,148
	Citizens Financial Group, Inc.	104,715	4,125,771
	Citizens Holding Co.	7,830	144,855
#*	Citizens, Inc.	337,249	1,008,375
#	City Holding Co.	117,002	9,053,615
	Civista Bancshares, Inc.	77,746	1,618,672
	CNB Financial Corp.	83,438	2,073,434
*	Coastal Financial Corp.	5,804	238,196
	Codorus Valley Bancorp, Inc.	40,970	979,183
	Cohen & Steers, Inc.	37,815	2,937,847
	Colony Bankcorp, Inc.	49,732	852,406
#	Columbia Banking System, Inc.	181,632	5,100,227
*	Columbia Financial, Inc.	219,605	4,161,515
	Community Trust Bancorp, Inc.	161,814	6,441,815
	Community West Bancshares.	19,964	285,286
	ConnectOne Bancorp, Inc.	274,939	7,659,801
*	Consumer Portfolio Services, Inc.	124,706	1,421,648
	Cowen, Inc., Class A	89,682	2,049,234
	Crawford & Co., Class A	280,111	2,184,866
	Crawford & Co., Class B	150,585	1,109,811
*	CrossFirst Bankshares, Inc.	59,150	757,711
#	Curo Group Holdings Corp.	37,796	443,725
*	Customers Bancorp, Inc.	162,931	6,854,507
	CVB Financial Corp.	185,227	4,263,926
	Diamond Hill Investment Group, Inc.	13,214	2,224,841
#	Dime Community Bancshares, Inc.	373,533	11,743,878
	Donegal Group, Inc., Class A	159,445	2,157,291
	Donegal Group, Inc., Class B	34,951	466,246
#*	Donnelley Financial Solutions, Inc.	155,898	4,563,134
	Eagle Bancorp Montana, Inc.	578	11,733
	Eagle Bancorp, Inc.	200,249	10,082,537
#*	eHealth, Inc.	117,408	945,134
#*	Elevate Credit, Inc.	144,958	429,076
	Employers Holdings, Inc.	226,428	8,907,678
#*	Encore Capital Group, Inc.	238,170	13,768,608
*	Enova International, Inc.	275,497	10,303,588
	Enterprise Bancorp, Inc.	56,131	1,905,647
	Enterprise Financial Services Corp.	214,385	9,469,385
	Equity Bancshares, Inc., Class A	74,389	2,271,096
*	Esquire Financial Holdings, Inc.	2,488	89,568
	ESSA Bancorp, Inc.	58,904	1,013,149
	Evans Bancorp, Inc.	27,164	1,035,492
#*	EZCORP, Inc., Class A	329,423	2,305,961
	Farmers & Merchants Bancorp, Inc.	500	19,125
	Farmers National Banc Corp.	155,135	2,376,668
	FB Financial Corp.	268,027	10,327,080
	Federal Agricultural Mortgage Corp., Class A	4,200	415,800
	Federal Agricultural Mortgage Corp., Class C	80,626	8,258,521

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Federated Hermes, Inc.	238,686	$6,797,777
	Financial Institutions, Inc.	129,897	3,616,332
#	First BanCorp.	1,576,127	21,451,088
	First BanCorp.	253,916	9,511,693
	First Bancorp, Inc.	79,876	2,248,509
	First Bancshares, Inc.	80,550	2,592,904
#	First Bank	86,343	1,231,251
	First Busey Corp.	341,729	7,678,651
	First Business Financial Services, Inc.	48,367	1,676,884
	First Capital, Inc.	350	12,947
	First Commonwealth Financial Corp.	738,487	9,954,805
	First Community Bankshares, Inc.	125,517	3,342,518
	First Community Corp.	23,267	461,152
	First Financial Bancorp	373,584	7,639,793
	First Financial Corp.	94,219	4,015,614
	First Financial Northwest, Inc.	64,786	1,107,841
	First Foundation, Inc.	298,195	6,625,893
#	First Hawaiian, Inc.	117,474	2,773,561
	First Internet Bancorp	44,763	1,722,928
	First Interstate BancSystem, Inc., Class A	127,841	4,157,389
	First Merchants Corp.	362,517	14,207,041
	First Mid Bancshares, Inc.	71,802	2,587,744
	First Northwest Bancorp	55,108	1,155,615
	First of Long Island Corp.	105,257	1,766,212
#	First Savings Financial Group, Inc.	474	11,822
	First United Corp.	36,939	827,803
#	FirstCash Holdings, Inc.	63,141	5,037,389
	Flagstar Bancorp, Inc.	380,335	13,425,825
*	FlexShopper, Inc.	12,203	13,911
	Flushing Financial Corp.	247,058	5,311,747
	FNB Corp.	311,462	3,588,042
#	FS Bancorp, Inc.	42,376	1,245,431
	Fulton Financial Corp.	488,985	7,417,902
*	FVCBankcorp, Inc.	893	18,449
	GAMCO Investors, Inc., Class A	70,755	1,412,977
*	Genworth Financial, Inc., Class A	2,085,115	7,735,777
	German American Bancorp, Inc.	157,885	5,541,763
	Glen Burnie Bancorp	1,500	19,560
	Global Indemnity Group LLC, Class A	73,324	1,902,025
	Great Southern Bancorp, Inc.	122,598	6,956,211
*	Green Dot Corp., Class A	199,087	5,271,824
#	Greenhill & Co., Inc.	59,597	721,720
#*	Greenlight Capital Re Ltd., Class A	50,825	349,676
	Guaranty Bancshares, Inc.	23,764	817,482
*	Hallmark Financial Services, Inc.	39,579	132,590
	Hanmi Financial Corp.	275,808	6,384,955
#	HarborOne Bancorp, Inc.	259,956	3,480,811
	Hawthorn Bancshares, Inc.	15,889	415,338
	HBT Financial, Inc.	9,148	157,163
	HCI Group, Inc.	100,407	6,435,085
	Heartland Financial USA, Inc.	216,731	9,486,316
	Heritage Commerce Corp.	271,686	3,051,034
	Heritage Financial Corp.	216,683	5,248,062
	Heritage Insurance Holdings, Inc.	41,573	177,101
	Hingham Institution For Savings	14,873	4,805,020
	HMN Financial, Inc.	34,787	841,150
	Home Bancorp, Inc.	39,086	1,498,166
#	HomeStreet, Inc.	184,133	7,473,958
	HomeTrust Bancshares, Inc.	60,854	1,644,884

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	838,666	$11,992,924
	Horace Mann Educators Corp.	308,547	12,295,598
	Horizon Bancorp, Inc.	292,787	5,117,917
#	Independent Bank Corp.	218,444	16,855,139
	Independent Bank Corp.	29,683	585,942
#	Independent Bank Group, Inc.	175,209	11,879,170
	International Bancshares Corp.	173,647	6,909,414
	Investar Holding Corp.	5,177	101,987
	Investors Title Co.	20,940	3,929,391
	James River Group Holdings Ltd.	137,903	3,269,680
#	Kearny Financial Corp.	708,351	8,401,043
	Kentucky First Federal Bancorp	40,640	296,672
	Kingstone Cos., Inc.	46,008	193,694
	Lake Shore Bancorp, Inc.	4,212	62,759
	Lakeland Bancorp, Inc.	441,948	6,642,478
#	Lakeland Financial Corp.	183,511	13,363,271
	Landmark Bancorp, Inc.	23,428	598,585
	LCNB Corp.	35,024	563,186
*	LendingClub Corp.	255,327	3,893,737
*	LendingTree, Inc.	1,305	103,643
#	Live Oak Bancshares, Inc.	168,765	7,143,822
	Luther Burbank Corp.	74,229	985,019
#	Macatawa Bank Corp.	228,743	2,001,501
	Magyar Bancorp, Inc.	23,139	277,205
#*	Maiden Holdings Ltd.	539,604	1,197,921
*	Malvern Bancorp, Inc.	15,250	245,220
	Manning & Napier, Inc.	21,420	273,533
#*	MBIA, Inc.	322,015	3,877,061
	Mercantile Bank Corp.	122,081	3,833,343
	Merchants Bancorp	71,758	1,687,748
	Mercury General Corp.	118,498	5,975,854
	Meridian Corp.	858	26,941
	Meta Financial Group, Inc.	287,658	12,556,272
#	Metrocity Bankshares, Inc.	13,585	276,862
*	Metropolitan Bank Holding Corp.	27,883	2,482,981
	Mid Penn Bancorp, Inc.	17,110	441,951
	Middlefield Banc Corp.	1,832	48,365
	Midland States Bancorp, Inc.	85,170	2,245,081
	MidWestOne Financial Group, Inc.	70,913	2,118,880
#*	Mr Cooper Group, Inc.	330,062	14,842,888
	MVB Financial Corp.	20,401	817,264
	National Bank Holdings Corp., Class A	248,513	9,073,210
	National Bankshares, Inc.	1,305	44,892
#	National Security Group, Inc.	14,003	228,949
	National Western Life Group, Inc., Class A	20,433	4,061,263
	Navient Corp.	409,227	6,502,617
	NBT Bancorp, Inc.	322,073	11,336,970
	Nelnet, Inc., Class A	57,013	4,679,057
*	NI Holdings, Inc.	25,146	398,564
*	Nicholas Financial, Inc.	57,620	583,691
*	Nicolet Bankshares, Inc.	58,133	4,730,864
*	NMI Holdings, Inc., Class A	581,320	10,684,662
	Northeast Bank	41,747	1,562,173
	Northfield Bancorp, Inc.	388,427	5,084,509
	Northrim BanCorp, Inc.	50,162	2,009,991
#	Northwest Bancshares, Inc.	925,551	11,735,987
	Norwood Financial Corp.	20,656	578,781
	OceanFirst Financial Corp.	301,073	5,639,097
*	Ocwen Financial Corp.	22,583	469,726

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	OFG Bancorp	404,726	$10,757,617
#	Ohio Valley Banc Corp.	17,238	525,587
	Old National Bancorp	179,981	2,728,512
#	Old Second Bancorp, Inc.	91,321	1,257,490
*	Oportun Financial Corp.	18,132	210,150
	Oppenheimer Holdings, Inc., Class A	63,221	2,036,981
*	OptimumBank Holdings, Inc.	3,264	13,382
	Origin Bancorp, Inc.	47,365	1,784,713
#	Orrstown Financial Services, Inc.	40,386	952,302
*	Oxbridge Re Holdings Ltd.	3,300	15,543
	Pacific Premier Bancorp, Inc.	436,115	13,676,566
*	Palomar Holdings, Inc.	59,925	3,262,916
#	Park National Corp.	62,879	7,410,290
	Parke Bancorp, Inc.	32,134	773,144
	Pathfinder Bancorp, Inc.	100	2,033
#	PCB Bancorp	642	13,707
	PCSB Financial Corp.	67,548	1,237,479
	Peapack-Gladstone Financial Corp.	152,335	4,720,862
	Penns Woods Bancorp, Inc.	54,091	1,265,729
	Peoples Bancorp of North Carolina, Inc.	19,604	534,993
	Peoples Bancorp, Inc.	201,131	5,515,012
	Peoples Financial Services Corp.	734	36,436
	Piper Sandler Cos	134,207	15,431,121
	PJT Partners, Inc., Class A	57,749	3,810,857
*	PRA Group, Inc.	336,231	14,131,789
	Preferred Bank	133,662	8,971,393
	Premier Financial Corp.	302,496	8,028,244
	Primis Financial Corp.	123,198	1,681,653
	ProAssurance Corp.	57,923	1,423,168
#*	Professional Holding Corp., Class A	2,471	55,301
*	PROG Holdings, Inc.	131,576	3,482,817
	Provident Bancorp, Inc.	3,304	52,600
	Provident Financial Holdings, Inc.	70,956	1,077,822
	Provident Financial Services, Inc.	426,081	9,429,173
	Prudential Bancorp, Inc.	39,800	617,696
#	Pzena Investment Management, Inc., Class A	108,406	681,874
	QCR Holdings, Inc.	106,004	5,754,957
#	Randolph Bancorp, Inc.	3,714	97,827
#	RBB Bancorp	28,492	609,444
	Regional Management Corp.	88,592	3,813,886
	Renasant Corp.	345,294	10,286,308
	Republic Bancorp, Inc., Class A	172,853	7,204,513
#*	Republic First Bancorp, Inc.	64,468	270,121
	Riverview Bancorp, Inc.	113,459	798,751
	S&T Bancorp, Inc.	243,419	6,879,021
#*	Safeguard Scientifics, Inc.	72,026	297,467
	Safety Insurance Group, Inc.	116,851	10,053,860
	Salisbury Bancorp, Inc.	9,115	484,918
	Sandy Spring Bancorp, Inc.	292,273	11,477,561
	SB Financial Group, Inc.	6,902	131,138
	Seacoast Banking Corp. of Florida.	343,757	11,172,102
*	Security National Financial Corp., Class A	51,535	513,804
	ServisFirst Bancshares, Inc.	201,449	16,180,384
	Shore Bancshares, Inc.	61,648	1,240,974
	Sierra Bancorp	57,083	1,241,555
	Silvercrest Asset Management Group, Inc., Class A	17,151	356,398
	Simmons First National Corp., Class A	238,386	5,690,274
*	SiriusPoint Ltd.	326,628	2,051,224
	SmartFinancial, Inc.	58,832	1,442,561

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Sound Financial Bancorp, Inc.	300	$11,397
	South Plains Financial, Inc.	4,300	103,845
*	Southern First Bancshares, Inc.	43,830	2,003,031
	Southern Missouri Bancorp, Inc.	42,038	1,774,004
	Southside Bancshares, Inc.	254,034	9,955,592
#*	Sterling Bancorp, Inc.	19,811	135,309
	Stewart Information Services Corp.	204,051	10,529,032
	Stock Yards Bancorp, Inc.	194,594	10,173,374
*	StoneX Group, Inc.	151,167	10,246,099
	Summit Financial Group, Inc.	53,127	1,447,711
	Summit State Bank	2,285	36,297
	Territorial Bancorp, Inc.	55,755	1,266,196
*	Texas Capital Bancshares, Inc.	60,793	3,122,328
	Timberland Bancorp, Inc.	71,416	1,886,097
	Tiptree, Inc.	258,075	3,001,412
#	Tompkins Financial Corp.	110,044	8,033,212
	Towne Bank	280,287	7,727,513
	TriCo Bancshares	226,614	8,509,356
*	TriState Capital Holdings, Inc.	209,207	6,320,143
*	Triumph Bancorp, Inc.	200,880	13,949,107
#*	Trupanion, Inc.	1,728	109,935
	TrustCo Bank Corp. NY	105,799	3,295,639
	Trustmark Corp.	421,873	11,761,819
#	U.S. Global Investors, Inc., Class A	32,220	169,155
*	Unico American Corp.	95,372	277,533
	Union Bankshares, Inc.	14,917	454,969
#	United Bancorp, Inc.	2,991	50,339
	United Bancshares, Inc.	8,372	283,727
	United Community Banks, Inc.	241,683	7,284,326
	United Fire Group, Inc.	180,861	5,297,419
#	United Insurance Holdings Corp.	53,750	123,088
	United Security Bancshares.	51,517	413,682
	Unity Bancorp, Inc.	56,000	1,615,600
	Universal Insurance Holdings, Inc.	283,142	3,556,264
	Univest Financial Corp.	228,970	5,770,044
#	Value Line, Inc.	60,790	3,979,921
	Veritex Holdings, Inc.	195,947	6,436,859
#	Victory Capital Holdings, Inc., Class A	26,843	724,493
#	Virtus Investment Partners, Inc.	58,936	10,441,102
	Walker & Dunlop, Inc.	186,147	22,292,965
#	Washington Federal, Inc.	288,056	8,765,544
	Washington Trust Bancorp, Inc.	148,405	6,966,131
	Waterstone Financial, Inc.	215,200	3,456,112
	WesBanco, Inc.	421,523	13,589,902
	West BanCorp, Inc.	111,358	2,783,950
#	Westamerica BanCorp.	118,031	6,954,387
	Western New England Bancorp, Inc.	192,033	1,649,563
	Westwood Holdings Group, Inc.	37,008	596,939
	White Mountains Insurance Group Ltd.	4,364	4,573,559
#	WisdomTree Investments, Inc.	312,772	1,823,461
#*	World Acceptance Corp.	63,898	12,058,192
	WSFS Financial Corp.	473,204	18,961,284
	WVS Financial Corp.	12,581	192,238

TOTAL FINANCIALS			1,399,927,284

HEALTH CARE — (10.2%)
#*	2seventy bio, Inc.	22,455	302,244
#*	Accuray, Inc.	447,298	1,189,813
#»††^	Achillion Pharmaceuticals, Inc.	895,529	1,298,517

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Acorda Therapeutics, Inc.	4,067	$5,531
#*	Actinium Pharmaceuticals, Inc.	2,320	13,874
*	Addus HomeCare Corp.	116,046	9,780,357
*	Adial Pharmaceuticals, Inc.	11,698	16,494
#*	Adicet Bio, Inc.	18,843	277,746
#*	Aeglea BioTherapeutics, Inc.	94,660	136,310
*	Affimed NV	100,753	378,831
#*	Agios Pharmaceuticals, Inc.	248,535	5,460,314
*	AIM ImmunoTech, Inc.	2,393	2,513
#*	Akero Therapeutics, Inc.	103,212	1,082,694
#*	Akouos, Inc.	8,019	22,453
#*	Albireo Pharma, Inc.	82,092	2,612,167
#*	Alector, Inc.	96,274	924,230
*	AlerisLife, Inc.	21,701	45,789
*	Allied Healthcare Products, Inc.	15,962	40,863
#*	Allogene Therapeutics, Inc.	314,488	2,625,975
#*	Allovir, Inc.	30,276	137,756
#*	Allscripts Healthcare Solutions, Inc.	1,011,644	20,900,565
#*	Alpine Immune Sciences, Inc.	3,775	34,730
#*	Altimmune, Inc.	1,179	5,329
*	American Shared Hospital Services	5,689	12,857
#*	Amneal Pharmaceuticals, Inc.	496,804	1,917,663
*	Amphastar Pharmaceuticals, Inc.	351,247	12,458,731
#*	AnaptysBio, Inc.	122,701	2,871,203
#*	AngioDynamics, Inc.	287,767	6,057,495
#*	ANI Pharmaceuticals, Inc.	55,171	1,628,096
*	Anika Therapeutics, Inc.	130,184	2,802,862
#*	Annexon, Inc.	1,733	4,419
#*	Antares Pharma, Inc.	521,917	2,904,468
#*	Apollo Endosurgery, Inc.	5,485	29,784
#*	Apollo Medical Holdings, Inc.	72,727	2,653,081
*	Applied DNA Sciences, Inc.	36,140	57,824
#*	Apyx Medical Corp.	59,978	226,117
*»††^	Aquamed Technologies, Inc.	1,490	0
#*	ARCA biopharma, Inc.	32,400	76,788
#*	Arcturus Therapeutics Holdings, Inc.	94,964	1,840,402
#*	Arcus Biosciences, Inc.	54,590	1,321,624
#*	Arcutis Biotherapeutics, Inc.	39,786	803,279
#*	Artivion, Inc.	319,199	6,476,548
#*	Atara Biotherapeutics, Inc.	334,209	2,125,569
#*	Athira Pharma, Inc.	18,380	189,130
*	AtriCure, Inc.	192,113	9,976,428
	Atrion Corp.	13,689	8,577,801
*	aTyr Pharma, Inc.	40,708	169,345
*	Avanos Medical, Inc.	212,961	6,209,943
#*	AVEO Pharmaceuticals, Inc.	1,436	7,295
#*	Avid Bioservices, Inc.	157,947	2,125,967
#*	Avidity Biosciences, Inc.	134,897	1,929,027
#*	Avinger, Inc.	4,002	10,085
#*	AxoGen, Inc.	34,685	251,119
#*	Axonics, Inc.	178,892	9,270,183
#*	BioCardia, Inc.	10,445	16,085
#*	BioLife Solutions, Inc.	1,176	14,900
#*	Bioventus, Inc., Class A	235	2,827
#*	Bioxcel Therapeutics, Inc.	44,190	579,331
#*	Bluebird Bio, Inc.	154,331	560,222
*	Brookdale Senior Living, Inc.	821,001	5,073,786
*	C4 Therapeutics, Inc.	3,127	26,798
*	Capricor Therapeutics, Inc.	21,547	68,304

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Cara Therapeutics, Inc.	162,323	$1,415,457
*	Cardiovascular Systems, Inc.	67,045	1,253,742
#*	CareCloud, Inc.	40,084	158,332
#*	CareDx, Inc.	58,651	1,785,336
*	Castle Biosciences, Inc.	40,419	902,960
*	Catalyst Pharmaceuticals, Inc.	469,597	3,578,329
#*	Celldex Therapeutics, Inc.	177,349	5,418,012
#*	CEL-SCI Corp.	11,611	33,207
*	Champions Oncology, Inc.	13,732	105,462
#*	ChemoCentryx, Inc.	135,536	2,501,995
*	Chimerix, Inc.	320,139	1,408,612
#*	Chinook Therapeutics, Inc.	135,089	2,043,897
*	Codexis, Inc.	288,924	3,475,756
#*	Cogent Biosciences, Inc.	13,994	89,841
#*	Collegium Pharmaceutical, Inc.	154,252	2,483,457
*	Community Health Systems, Inc.	626,290	4,803,644
*	Computer Programs & Systems, Inc.	70,559	2,252,243
*	Concert Pharmaceuticals, Inc.	77,581	242,053
#»††^	Contra Aduro Biotech, Inc.	3,260	6,944
*††^,»	Contra Pfenex, Inc.	44,546	0
#»	Contra Zogenix, Inc.	70,039	47,627
#*	ContraFect Corp.	18,726	70,784
*	Corcept Therapeutics, Inc.	481,310	10,352,978
#*	CorMedix, Inc.	9,406	32,357
#*	Cortexyme, Inc.	607	2,222
*	CorVel Corp.	184,423	28,600,319
#*	Corvus Pharmaceuticals, Inc.	58,937	77,207
*	Covetrus, Inc.	129,054	1,780,945
#*	Crinetics Pharmaceuticals, Inc.	129,880	2,639,162
#*	Cross Country Healthcare, Inc.	296,441	5,555,304
#*	Cue Biopharma, Inc.	176,723	699,823
*	Cumberland Pharmaceuticals, Inc.	66,384	156,002
#*»††^	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	107,521	5,839,466
*	Cymabay Therapeutics, Inc.	105,467	239,410
#*	CytomX Therapeutics, Inc.	174,459	298,325
#*	CytoSorbents Corp.	15,124	31,760
#*	Deciphera Pharmaceuticals, Inc.	45,692	462,403
*	Denali Therapeutics, Inc.	32,130	764,694
*	DiaMedica Therapeutics, Inc.	7,924	18,384
#*	Dyne Therapeutics, Inc.	13,026	103,947
*	Eagle Pharmaceuticals, Inc.	59,201	2,612,540
*	Edesa Biotech, Inc.	9,189	20,400
#*	Editas Medicine, Inc.	290,852	3,850,880
#*	Eiger BioPharmaceuticals, Inc.	56,559	388,560
*»††^	Elanco Animal Health, Inc.	210,656	0
*	Electromed, Inc.	29,930	379,213
*	Emergent BioSolutions, Inc.	68,275	2,210,744
*	Enanta Pharmaceuticals, Inc.	93,875	6,045,550
#*	Endo International PLC	698,876	1,397,752
#*	Enzo Biochem, Inc.	216,130	551,132
#*	Evolent Health, Inc., Class A	515,500	14,186,560
#*	Evolus, Inc.	3,709	41,504
#*	Exagen, Inc.	3,216	19,618
#*	EyePoint Pharmaceuticals, Inc.	30,027	339,305
#*	Fate Therapeutics, Inc.	57,663	1,646,855
*	FibroGen, Inc.	285,344	2,653,699
*	Foghorn Therapeutics, Inc.	2,728	31,618
*	FONAR Corp.	28,693	512,170

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Forma Therapeutics Holdings, Inc.	3,754	$28,380
#*	Fulcrum Therapeutics, Inc.	91,278	878,094
#*	Fulgent Genetics, Inc.	11,544	633,535
#*	G1 Therapeutics, Inc.	45,699	234,893
#*	Generation Bio Co.	48,870	309,347
#*	GeoVax Labs, Inc.	2,297	1,815
*	Glaukos Corp.	40,495	1,915,009
#*	Global Blood Therapeutics, Inc.	108,082	3,318,117
*	Haemonetics Corp.	57,650	2,921,125
*	Hanger, Inc.	134,106	2,204,703
#*	Harmony Biosciences Holdings, Inc.	68,992	3,107,400
#*	Harrow Health, Inc.	44,916	304,081
#*	Harvard Bioscience, Inc.	241,609	1,261,199
#*	Health Catalyst, Inc.	199,928	3,326,802
*	HealthStream, Inc.	263,522	5,033,270
#*	Heska Corp.	57,561	6,322,500
#*	Homology Medicines, Inc.	8,075	13,405
#*	Ideaya Biosciences, Inc.	114,366	1,096,770
#*	IGM Biosciences, Inc.	15,962	267,204
#*	Ikena Oncology, Inc.	1,421	5,513
#*	Immunic, Inc.	3,886	26,308
*	ImmunoGen, Inc.	75,391	364,139
#*	Immunovant, Inc.	219,480	1,011,803
#*	InfuSystem Holdings, Inc.	68,651	544,402
#*	Inmune Bio, Inc.	5,679	42,706
#*	Innoviva, Inc.	372,763	6,359,337
*	Inogen, Inc.	35,669	901,712
#*	Insmed, Inc.	6,286	138,103
#*	Integer Holdings Corp.	149,466	11,235,359
*	IntriCon Corp.	61,605	1,479,136
#*	Invacare Corp.	171,088	284,006
*	Iovance Biotherapeutics, Inc.	257,806	3,905,761
#	iRadimed Corp.	21,443	705,689
*	iRhythm Technologies, Inc.	3,722	459,183
*	IRIDEX Corp.	62,850	240,716
#*	Ironwood Pharmaceuticals, Inc.	721,491	8,657,892
*	iTeos Therapeutics, Inc.	13,043	348,118
*	IVERIC bio, Inc.	169,068	2,341,592
#*	Joint Corp.	49,057	1,497,220
*	Jounce Therapeutics, Inc.	140,473	744,507
*	KalVista Pharmaceuticals, Inc.	12,268	156,172
*	Kewaunee Scientific Corp.	26,379	376,165
*	Kezar Life Sciences, Inc.	83,752	994,974
#*	Kiniksa Pharmaceuticals Ltd., Class A	91,420	852,949
*	Kodiak Sciences, Inc.	4,101	24,688
#*	Krystal Biotech, Inc.	85,722	5,195,610
#*	Kura Oncology, Inc.	230,951	3,314,147
#*	Kymera Therapeutics, Inc.	94,871	2,974,206
*	Lantheus Holdings, Inc.	305,585	20,293,900
#*	Larimar Therapeutics, Inc.	5,601	20,780
#	LeMaitre Vascular, Inc.	171,467	7,409,089
#*	LENSAR, Inc.	81,309	592,743
*	Lexicon Pharmaceuticals, Inc.	277,001	501,372
*	Ligand Pharmaceuticals, Inc.	77,266	7,174,921
#*	Liquidia Corp.	20,267	110,252
*	MacroGenics, Inc.	267,627	1,913,533
#*	Madrigal Pharmaceuticals, Inc.	65,580	4,590,600
*	MEDNAX, Inc.	432,991	8,018,993
#*	MeiraGTx Holdings PLC	112,977	1,162,533

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Meridian Bioscience, Inc.	251,752	$6,442,334
*	Merit Medical Systems, Inc.	38,134	2,364,689
#*	Merrimack Pharmaceuticals, Inc.	148,849	863,324
*	Mersana Therapeutics, Inc.	8,714	30,325
#	Mesa Laboratories, Inc.	21,747	4,645,812
*	Microbot Medical, Inc.	32,120	188,866
#*	Milestone Pharmaceuticals, Inc.	2,190	14,564
*	MiMedx Group, Inc.	15,281	60,360
*	ModivCare, Inc.	115,462	12,004,584
#*	Molecular Templates, Inc.	10,103	17,175
#*	Morphic Holding, Inc.	161,655	4,899,763
*	Myriad Genetics, Inc.	366,811	7,519,625
	National HealthCare Corp.	108,099	7,357,218
	National Research Corp.	222,620	7,635,866
*	Natus Medical, Inc.	265,916	8,847,025
#*	Nektar Therapeutics.	486,825	2,010,587
*	Neogen Corp.	75,507	1,993,385
*	NextCure, Inc.	60,231	250,561
*	NextGen Healthcare, Inc.	458,872	8,649,737
*	NGM Biopharmaceuticals, Inc.	271,873	3,392,975
#*	Nurix Therapeutics, Inc.	112,152	1,241,523
*	NuVasive, Inc.	230,370	11,850,233
#*	Opiant Pharmaceuticals, Inc.	19,800	395,208
#*	OPKO Health, Inc.	368,607	995,239
#*	OptimizeRx Corp.	53,655	1,508,242
*	OraSure Technologies, Inc.	453,300	2,783,262
#*	Organogenesis Holdings, Inc.	63,849	411,188
*	Orthofix Medical, Inc.	52,926	1,640,706
#*	OrthoPediatrics Corp.	88,512	3,990,121
#*	Otonomy, Inc.	50,369	110,812
#	Owens & Minor, Inc.	523,124	18,565,671
#*	Oyster Point Pharma, Inc.	1,932	12,326
*	Pacira BioSciences, Inc.	150,770	11,242,919
#	Patterson Cos., Inc.	439,500	13,523,415
#*»††^	PDL BioPharma, Inc.	616,320	2,113,978
#*	PDS Biotechnology Corp.	1,580	8,737
#*	Pennant Group, Inc.	236,375	3,874,186
#*	Personalis, Inc.	18,985	106,316
#*	PetIQ, Inc.	67,597	1,345,180
#*	Phathom Pharmaceuticals, Inc.	15,409	199,392
	Phibro Animal Health Corp., Class A	81,823	1,471,996
#*	Phreesia, Inc.	4,042	92,481
*	Pieris Pharmaceuticals, Inc.	11,962	33,494
#*	Pliant Therapeutics, Inc.	1,926	11,286
#*	Poseida Therapeutics, Inc.	31,447	97,171
#*	Precigen, Inc.	26,205	34,853
#*	Precision BioSciences, Inc.	76,062	151,363
*	Prestige Consumer Healthcare, Inc.	310,082	16,949,082
»††^	Progenic Pharmaceuticals, Inc.	86,844	72,949
*	Prometheus Biosciences, Inc.	4,672	122,874
#*	Protagonist Therapeutics, Inc.	210,742	1,915,645
*	Protara Therapeutics, Inc.	11,490	42,053
*	Prothena Corp. PLC	205,057	5,979,462
	Psychemedics Corp.	6,960	43,222
*	Quanterix Corp.	111,353	2,470,923
#*	RadNet, Inc.	368,398	7,183,761
#*	RAPT Therapeutics, Inc.	80,945	1,224,698
*	REGENXBIO, Inc.	170,408	4,730,526
#*	Relay Therapeutics, Inc.	13,151	313,388

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Relmada Therapeutics, Inc.	30,177	$757,744
*	Repare Therapeutics, Inc.	4,166	45,826
#*	Replimune Group, Inc.	101,105	1,695,531
#*	Repro-Med Systems, Inc.	3,700	9,805
#*	REVOLUTION Medicines, Inc.	194,416	3,882,488
*	Rhythm Pharmaceuticals, Inc.	9,548	59,770
*	Rigel Pharmaceuticals, Inc.	81,261	191,776
*	Rocket Pharmaceuticals, Inc.	54,896	564,331
*	Sage Therapeutics, Inc.	26,790	844,421
*	Sangamo Therapeutics, Inc.	594,190	2,465,888
*	Satsuma Pharmaceuticals, Inc.	1,566	6,092
#*	Scholar Rock Holding Corp.	73,328	518,429
#*	Schrodinger, Inc.	19,502	482,089
*	SeaSpine Holdings Corp.	144,415	1,344,504
	Select Medical Holdings Corp.	96,379	2,179,129
*	Semler Scientific, Inc.	12,012	552,432
*	Sensus Healthcare, Inc.	27,280	192,597
*	Seres Therapeutics, Inc.	146,562	693,238
#*	Sharps Compliance Corp.	36,903	159,421
#*	SI-BONE, Inc.	87,444	1,747,131
#*	Sierra Oncology, Inc.	697	37,993
#*	SIGA Technologies, Inc.	203,050	1,394,954
#	Simulations Plus, Inc.	48,311	2,254,191
#*	Sonida Senior Living, Inc.	8,773	263,278
#*	Sonoma Pharmaceuticals, Inc.	8,275	22,012
#*	Spero Therapeutics, Inc.	69,643	338,465
#*	SpringWorks Therapeutics, Inc.	35,762	1,534,547
#*	Standard BioTools, Inc.	172,680	457,602
#*	Stereotaxis, Inc.	6,752	16,880
*	Stoke Therapeutics, Inc.	45,902	662,825
#*	Strata Skin Sciences, Inc.	22,306	28,106
»	Strongbridge LLC	9,014	2,434
#*	Supernus Pharmaceuticals, Inc.	251,811	7,025,527
*	Surface Oncology, Inc.	95,508	202,477
#*	Surgery Partners, Inc.	103,484	5,294,241
*	Surmodics, Inc.	121,677	4,704,033
#*	Sutro Biopharma, Inc.	105,407	633,496
*	Syndax Pharmaceuticals, Inc.	223,379	3,746,066
*	Synlogic, Inc.	7,086	12,046
*	Tactile Systems Technology, Inc.	2,171	36,646
#*	Taro Pharmaceutical Industries Ltd.	26,367	1,034,905
*	Tarsus Pharmaceuticals, Inc.	10,979	201,025
*	Tivity Health, Inc.	164,614	5,289,048
#*	TransMedics Group, Inc.	67,601	1,416,917
#*	Travere Therapeutics, Inc.	291,005	7,312,956
*	Turning Point Therapeutics, Inc.	11,860	349,158
#*»††^	U.S. Diagnostic, Inc.	25,100	0
#	U.S. Physical Therapy, Inc.	94,167	9,771,710
#*	UFP Technologies, Inc.	29,939	2,055,911
	Utah Medical Products, Inc.	46,317	3,917,955
*	Vanda Pharmaceuticals, Inc.	247,893	2,459,099
#*	Vapotherm, Inc.	26,880	119,347
#*	Varex Imaging Corp.	181,553	3,603,827
#*	Vaxart, Inc.	19,587	68,163
#*	Verastem, Inc.	218,180	309,816
*	Vericel Corp.	209,274	5,964,309
#*	Verrica Pharmaceuticals, Inc.	1,677	11,018
#*	ViewRay, Inc.	342,941	915,652
#*	Viking Therapeutics, Inc.	343,180	816,768

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Vir Biotechnology, Inc.	18,953	$385,694
	XBiotech, Inc.	40,379	313,341
#*	Xencor, Inc.	264,198	6,599,666
*	Xenon Pharmaceuticals, Inc.	70,477	1,992,385
#*	Y-mAbs Therapeutics, Inc.	43,569	365,980
#*	Zentalis Pharmaceuticals, Inc.	24,818	658,173

TOTAL HEALTH CARE			708,433,397

INDUSTRIALS — (16.4%)
	AAON, Inc.	234,990	11,453,413
*	AAR Corp.	264,917	12,445,801
	ABM Industries, Inc.	140,033	6,759,393
#*	Acacia Research Corp.	60,498	283,736
	ACCO Brands Corp.	571,277	4,187,460
	Acme United Corp.	32,984	1,088,142
#*	Aerojet Rocketdyne Holdings, Inc.	10,869	434,543
#*	AeroVironment, Inc.	151,819	12,194,102
#*	Air Transport Services Group, Inc.	436,117	13,650,462
	Alamo Group, Inc.	91,149	11,524,880
	Albany International Corp., Class A	210,236	16,444,660
#*	Allegiant Travel Co.	13,279	2,060,768
	Allied Motion Technologies, Inc.	105,295	2,562,880
	Allison Transmission Holdings, Inc.	6,704	250,998
*	Alta Equipment Group, Inc.	23,832	268,110
	Altra Industrial Motion Corp.	17,290	674,310
#*	Ameresco, Inc., Class A	166,023	8,374,200
#*	American Superconductor Corp.	13,663	72,824
*	American Woodmark Corp.	129,866	6,084,222
	Apogee Enterprises, Inc.	197,436	8,687,184
	ArcBest Corp.	191,857	13,844,401
	Arcosa, Inc.	55,859	2,990,132
	Argan, Inc.	120,680	4,438,610
*	Art’s-Way Manufacturing Co., Inc.	200	564
	Astec Industries, Inc.	173,758	6,793,938
*	Astronics Corp.	115,204	1,116,327
#*	Astronics Corp., Class B	36,903	396,338
*	Atkore, Inc.	133,466	12,826,083
*	Atlas Air Worldwide Holdings, Inc.	131,296	9,051,546
*	AZEK Co., Inc.	45,483	966,059
	AZZ, Inc.	191,090	8,721,348
#*	Babcock & Wilcox Enterprises, Inc.	4,242	31,857
	Barnes Group, Inc.	56,796	1,907,210
	Barrett Business Services, Inc.	31,574	2,272,381
*	Beacon Roofing Supply, Inc.	263,987	15,741,545
#	BGSF, Inc.	1,783	21,770
#*	Blue Bird Corp.	82,781	1,326,979
*	BlueLinx Holdings, Inc.	16,125	1,075,054
	Boise Cascade Co.	282,825	21,375,913
	Brady Corp., Class A	92,892	4,156,917
*	BrightView Holdings, Inc.	109,273	1,383,396
	Brink’s Co.	9,161	540,041
*	Casella Waste Systems, Inc., Class A	215,645	17,734,645
*	CBIZ, Inc.	406,188	17,015,215
#*	CECO Environmental Corp.	240,258	1,141,226
	Chicago Rivet & Machine Co.	17,700	461,793
#*	Cimpress PLC	24,503	1,237,647
#*	CIRCOR International, Inc.	82,560	1,622,304
*	Civeo Corp.	8,900	231,400
	Columbus McKinnon Corp.	173,180	6,139,231

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	256,609	$21,662,932
#*	Commercial Vehicle Group, Inc.	82,348	591,259
	CompX International, Inc.	18,270	387,872
#*	Concrete Pumping Holdings, Inc.	27,326	152,479
#*	Construction Partners, Inc., Class A	129,884	3,352,306
#*	Copa Holdings SA, Class A	37,710	2,842,203
*	Cornerstone Building Brands, Inc.	198,837	4,849,634
	Costamare, Inc.	585,541	7,852,105
	Covenant Logistics Group, Inc.	120,677	2,478,706
	CRA International, Inc.	82,906	6,828,967
#	CSW Industrials, Inc.	53,400	5,634,234
#*	Daseke, Inc.	88,550	743,820
	Deluxe Corp.	60,831	1,647,303
*	DLH Holdings Corp.	2,077	31,363
#	Douglas Dynamics, Inc.	198,169	6,135,312
*	Ducommun, Inc.	98,591	5,035,042
*	DXP Enterprises, Inc.	112,581	2,660,289
#*	Dycom Industries, Inc.	62,409	5,299,148
#	Eagle Bulk Shipping, Inc.	55,889	3,478,531
#	Eastern Co.	56,600	1,307,460
	Encore Wire Corp.	157,161	17,729,332
*	Energy Recovery, Inc.	189,458	3,508,762
#	Enerpac Tool Group Corp.	197,358	3,962,949
	EnerSys	11,798	772,297
	Eneti, Inc.	48,140	291,247
#	Ennis, Inc.	219,027	3,778,216
	EnPro Industries, Inc.	125,144	11,664,672
	ESCO Technologies, Inc.	174,924	10,924,004
*	Espey Manufacturing & Electronics Corp.	35,187	459,542
#*	EVI Industries, Inc.	33,694	481,487
	Federal Signal Corp.	439,096	14,942,437
#*	Fluor Corp.	199,092	4,927,527
*	Forrester Research, Inc.	192,371	10,713,141
	Forward Air Corp.	197,864	19,186,872
*	Franklin Covey Co.	148,131	5,935,609
	Franklin Electric Co., Inc.	49,770	3,480,914
#*	FuelCell Energy, Inc.	734,171	2,995,418
	GATX Corp.	47,413	4,902,030
	Genco Shipping & Trading Ltd.	133,425	2,939,353
*	Gencor Industries, Inc.	40,657	407,383
*	Gibraltar Industries, Inc.	206,250	7,804,500
	Global Industrial Co.	297,670	9,186,096
*	GMS, Inc.	175,470	8,413,786
#	Gorman-Rupp Co.	234,749	7,479,103
	GrafTech International Ltd.	367,376	3,335,774
	Graham Corp.	62,837	458,082
#	Granite Construction, Inc.	239,467	7,100,197
*	Great Lakes Dredge & Dock Corp.	482,545	6,663,946
#	Greenbrier Cos., Inc.	240,629	10,277,265
	Griffon Corp.	403,518	7,549,822
	H&E Equipment Services, Inc.	280,843	9,964,310
*	Harsco Corp.	308,611	3,154,004
#*	Hawaiian Holdings, Inc.	110,128	1,867,771
#	Healthcare Services Group, Inc.	195,485	3,340,839
	Heartland Express, Inc.	272,763	3,764,129
	Heidrick & Struggles International, Inc.	149,469	4,777,029
	Helios Technologies, Inc.	244,713	16,439,819
#	Herc Holdings, Inc.	76,154	9,734,004
*	Heritage-Crystal Clean, Inc.	75,971	2,074,008

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hill International, Inc.	28,458	$35,288
	Hillenbrand, Inc.	91,786	3,746,705
#	HNI Corp.	68,214	2,431,147
*	Hub Group, Inc., Class A	220,852	14,832,420
*	Hudson Global, Inc.	3,934	129,704
*	Hudson Technologies, Inc.	3,745	25,129
	Hurco Cos., Inc.	57,082	1,619,416
*	Huron Consulting Group, Inc.	170,273	8,816,736
*	Huttig Building Products, Inc.	14,990	160,093
	Hyster-Yale Materials Handling, Inc.	63,879	1,962,363
	ICF International, Inc.	129,423	12,788,287
*	IES Holdings, Inc.	156,480	4,584,864
#*»††	IKONICS Corp.	1,808	0
*	Infrastructure & Energy Alternatives, Inc.	5,303	49,583
*	Innovative Solutions & Support, Inc.	137,613	1,029,345
	Insteel Industries, Inc.	156,860	6,654,001
	Interface, Inc.	479,869	6,089,538
*	JELD-WEN Holding, Inc.	179,997	3,742,138
	Kadant, Inc.	84,503	15,633,055
	Kaman Corp.	202,322	7,892,581
*	KAR Auction Services, Inc.	423,936	6,214,902
	Kelly Services, Inc., Class A	268,866	5,186,425
	Kennametal, Inc.	133,843	3,443,780
	Kforce, Inc.	169,253	11,856,173
	Kimball International, Inc., Class B	292,537	2,246,684
	Korn Ferry	85,268	5,238,866
*	Kratos Defense & Security Solutions, Inc.	445,894	6,764,212
*	Lawson Products, Inc.	79,895	3,035,211
*	LB Foster Co., Class A	106,188	1,507,870
*	Limbach Holdings, Inc.	97,186	611,786
	Lindsay Corp.	81,445	11,007,292
*	LS Starrett Co., Class A	1,982	13,299
	LSI Industries, Inc.	239,767	1,723,925
	Luxfer Holdings PLC	15,515	250,412
*	Manitex International, Inc.	42,116	325,136
*	Manitowoc Co., Inc.	230,879	3,056,838
	ManTech International Corp., Class A	50,904	4,089,627
	Marten Transport Ltd.	621,259	10,797,481
*	Masonite International Corp.	39,210	3,039,559
*	Mastech Digital, Inc.	59,786	1,101,258
*	Matrix Service Co.	202,384	1,376,211
	Matson, Inc.	225,848	19,427,445
	Matthews International Corp., Class A	151,200	4,507,272
	Maxar Technologies, Inc.	124,702	4,016,651
#*	Mayville Engineering Co., Inc.	6,524	54,019
	McGrath RentCorp.	184,266	15,378,840
*	Mercury Systems, Inc.	11,551	644,430
*	Meritor, Inc.	526,014	18,889,163
#*	Mesa Air Group, Inc.	60,120	204,408
	Miller Industries, Inc.	87,308	2,340,727
#	MillerKnoll, Inc.	178,069	5,650,129
#*	Mistras Group, Inc.	46,873	266,707
#*	Montrose Environmental Group, Inc.	11,227	509,369
	Moog, Inc., Class A	34,693	2,770,930
*	MRC Global, Inc.	95,792	1,148,546
	Mueller Industries, Inc.	90,139	4,881,027
	Mueller Water Products, Inc., Class A	809,739	9,741,160
*	MYR Group, Inc.	136,039	10,759,325
	National Presto Industries, Inc.	42,188	3,000,832

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	NL Industries, Inc.	39,457	$271,464
#*	NN, Inc.	17,500	53,025
*	Northwest Pipe Co.	91,196	2,435,845
*	NOW, Inc.	543,098	5,919,768
*	NV5 Global, Inc.	65,203	7,811,319
#	Omega Flex, Inc.	92,135	10,226,985
#*	Orion Energy Systems, Inc.	2,928	7,876
*	Orion Group Holdings, Inc.	212,448	565,112
*	P&F Industries, Inc., Class A	2,656	15,644
*	PAM Transportation Services, Inc.	163,228	4,960,499
#	Park Aerospace Corp.	15,741	184,170
#	Park-Ohio Holdings Corp.	98,022	940,031
*	Parsons Corp.	3,028	111,824
	Patriot Transportation Holding, Inc.	31,961	252,492
#*	Performant Financial Corp.	6,197	14,191
*	Perma-Fix Environmental Services, Inc.	1,994	11,346
*	Perma-Pipe International Holdings, Inc.	55,119	670,247
*	PGT Innovations, Inc.	440,554	7,828,645
	Pioneer Power Solutions, Inc.	2,525	10,050
	Pitney Bowes, Inc.	568,118	2,993,982
#	Powell Industries, Inc.	80,744	1,558,359
	Preformed Line Products Co.	51,179	3,045,151
#	Primoris Services Corp.	361,141	8,371,248
*	Proto Labs, Inc.	20,466	872,056
*	Quad/Graphics, Inc.	58,480	396,494
#	Quanex Building Products Corp.	278,645	5,355,557
*	Radiant Logistics, Inc.	150,232	866,839
»	Recycling Asset Holdings, Inc.	0	0
#*	Red Violet, Inc.	1,887	49,213
*	Resideo Technologies, Inc.	44,174	993,473
	Resources Connection, Inc.	227,515	3,910,983
#	REV Group, Inc.	177,627	2,117,314
	Rush Enterprises, Inc., Class A	282,726	14,385,099
	Rush Enterprises, Inc., Class B	135,663	6,572,872
*	Servotronics, Inc.	24,804	273,477
	Shyft Group, Inc.	272,634	6,943,988
*	SIFCO Industries, Inc.	45,608	186,081
*	SkyWest, Inc.	123,768	3,607,837
*	SP Plus Corp.	178,296	5,081,436
*	Spirit Airlines, Inc.	103,083	2,433,790
*	SPX Corp.	221,779	9,292,540
	Standex International Corp.	87,438	8,222,670
	Steelcase, Inc., Class A	245,036	2,874,272
*	Sterling Construction Co., Inc.	134,392	3,076,233
#*	Team, Inc.	17,986	25,900
	Tecnoglass, Inc.	54,713	1,221,741
	Tennant Co.	138,250	8,928,185
	Terex Corp.	131,544	4,472,496
#	Textainer Group Holdings Ltd.	221,872	7,441,587
*	Thermon Group Holdings, Inc.	52,565	788,475
*	Titan International, Inc.	374,549	5,191,249
*	Titan Machinery, Inc.	97,312	2,294,617
#*	TPI Composites, Inc.	127,935	1,463,576
*	Transcat, Inc.	43,942	3,207,766
#	Trinity Industries, Inc.	108,994	3,023,494
	Triton International Ltd.	7,345	448,706
*	TrueBlue, Inc.	317,053	8,107,045
*	Tutor Perini Corp.	226,895	2,103,317
#*	Twin Disc, Inc.	88,449	1,237,402

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*»††^	U.S. Airways Group, Inc.	5,375	$0
#*	U.S. Ecology, Inc.	178,048	8,544,524
#*	U.S. Xpress Enterprises, Inc., Class A	35,675	118,084
*	Ultralife Corp.	107,375	530,433
	UniFirst Corp.	1,956	337,019
	Universal Logistics Holdings, Inc.	95,451	1,935,746
*	USA Truck, Inc.	64,005	1,050,322
*	Vectrus, Inc.	76,573	2,764,285
*	Veritiv Corp.	173,696	24,411,236
*	Viad Corp.	38,038	1,245,745
#*	Vidler Water Resouces, Inc.	89,818	1,413,735
*	Virco Mfg. Corp.	133,476	371,063
	VSE Corp.	69,676	3,017,668
#	Wabash National Corp.	457,466	6,546,338
*	Welbilt, Inc.	210,042	4,961,192
#	Werner Enterprises, Inc.	98,655	3,909,698
#*	Willdan Group, Inc.	27,668	743,716
#*	Willis Lease Finance Corp.	74,923	2,330,105
*	Yellow Corp.	64,278	287,965

TOTAL INDUSTRIALS			1,135,968,846

INFORMATION TECHNOLOGY — (10.8%)
#*	3D Systems Corp.	162,713	1,845,165
	A10 Networks, Inc.	348,959	4,983,134
*	ACI Worldwide, Inc.	68,559	1,893,600
#*	ACM Research, Inc., Class A	190,286	2,875,221
*»††^	Actua Corp.	21,078	0
#*	ADDvantage Technologies Group, Inc.	79,262	90,359
#	ADTRAN, Inc.	247,135	4,297,678
#	Advanced Energy Industries, Inc.	26,354	2,016,608
#*	Agilysys, Inc.	203,233	7,481,007
*	Airgain, Inc.	30,278	256,455
#*	Akoustis Technologies, Inc.	9,882	43,876
*	Alarm.com Holdings, Inc.	39,874	2,435,504
*	Alithya Group, Inc., Class A	105,048	239,509
#*	ALJ Regional Holdings, Inc.	3,465	8,351
*	Alpha & Omega Semiconductor Ltd.	192,304	8,249,842
*	Ambarella, Inc.	104,942	8,613,639
	American Software, Inc., Class A	226,660	3,875,886
*	Amtech Systems, Inc.	44,908	409,112
*	Arlo Technologies, Inc.	369,684	2,861,354
*	AstroNova, Inc.	59,126	796,427
*	Asure Software, Inc.	2,139	12,962
#	Autoscope Technologies Corp.	2,530	17,002
#*	Avaya Holdings Corp.	552,649	5,112,003
*	Aviat Networks, Inc.	25,022	748,158
*	Avid Technology, Inc.	263,944	8,369,664
*	Aware, Inc.	106,294	297,623
*	Axcelis Technologies, Inc.	241,047	13,125,009
*	AXT, Inc.	289,469	1,707,867
	Badger Meter, Inc.	199,391	16,088,860
#	Bel Fuse, Inc., Class A	33,047	721,416
	Bel Fuse, Inc., Class B	83,530	1,362,374
#	Belden, Inc.	138,511	7,151,323
	Benchmark Electronics, Inc.	296,235	7,038,544
#*	Benefitfocus, Inc.	49,237	524,374
	BK Technologies Corp.	34,205	79,014
*	Blackbaud, Inc.	45,236	2,624,140
#*	BM Technologies, Inc.	21,612	164,251

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bread Financial Holdings, Inc.	296	$16,221
*	Brightcove, Inc.	90,092	635,149
*	BSQUARE Corp.	17,638	24,693
#*	CalAmp Corp.	185,304	1,013,613
#*	Calix, Inc.	341,891	13,644,870
#*	Cambium Networks Corp.	33,900	517,653
*	Cantaloupe, Inc.	101,992	557,896
*	Casa Systems, Inc.	112,333	550,432
	Cass Information Systems, Inc.	93,859	3,633,282
*	Cerence, Inc.	13,962	411,879
*	CEVA, Inc.	152,522	5,542,649
*	ChannelAdvisor Corp.	124,465	1,805,987
#*	Clearfield, Inc.	101,696	5,921,758
*	Cohu, Inc.	252,820	6,714,899
*	CommScope Holding Co., Inc.	376,308	2,269,137
*	CommVault Systems, Inc.	105,556	6,438,916
*	Computer Task Group, Inc.	250,505	2,392,323
	Comtech Telecommunications Corp.	102,967	1,400,351
*	Conduent, Inc.	748,153	4,212,101
#*	CoreCard Corp.	4,600	104,834
#*	Corsair Gaming, Inc.	10,923	165,265
	CSG Systems International, Inc.	226,031	13,894,126
#*	CSP, Inc.	49,891	350,734
	CTS Corp.	254,031	8,985,076
*	CVD Equipment Corp.	29,398	131,997
#*	CyberOptics Corp.	58,955	2,500,282
#*	Daktronics, Inc.	203,450	681,557
*	Data I/O Corp.	59,681	199,334
#*	Diebold Nixdorf, Inc.	48,370	198,317
*	Digi International, Inc.	231,060	4,371,655
#*	Digimarc Corp.	3,695	95,590
*	Diodes, Inc.	166,397	12,151,973
#*	DZS, Inc.	45,133	545,658
#	Ebix, Inc.	92,588	2,759,122
*	eGain Corp.	143,738	1,487,688
*	Electro-Sensors, Inc.	4,550	22,249
#*	EMCORE Corp.	167,642	578,365
*	ePlus, Inc.	206,398	11,657,359
*	Everspin Technologies, Inc.	7,804	54,316
#	EVERTEC, Inc.	250,635	9,875,019
*	Evo Payments, Inc., Class A	114,619	2,582,366
*	ExlService Holdings, Inc.	128,389	17,480,162
*	Extreme Networks, Inc.	380,734	3,655,046
*	Fabrinet	161,959	15,902,754
*	FARO Technologies, Inc.	136,204	4,670,435
*	FormFactor, Inc.	477,470	18,196,382
*	Frequency Electronics, Inc.	60,939	494,215
*	Grid Dynamics Holdings, Inc.	169,196	2,355,208
*	GSI Technology, Inc.	111,640	410,835
*	GTY Technology Holdings, Inc.	28,297	172,329
	Hackett Group, Inc.	317,440	7,456,666
#*	Harmonic, Inc.	861,681	7,151,952
#*	I3 Verticals, Inc., Class A	65,660	1,802,367
#*	Ichor Holdings Ltd.	124,840	3,634,092
*	Identiv, Inc.	46,135	562,386
#*	Immersion Corp.	19,182	89,580
#*	Infinera Corp.	961,124	7,391,044
	Information Services Group, Inc.	117,726	738,142
*	Innodata, Inc.	59,641	434,783

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Insight Enterprises, Inc.	195,134	$19,390,466
#	InterDigital, Inc.	140,636	7,995,157
*	International Money Express, Inc.	98,972	1,966,574
*	inTEST Corp.	80,117	635,328
*	Intevac, Inc.	78,596	400,054
#*	Iteris, Inc.	84,746	218,645
*	Itron, Inc.	84,382	4,031,772
*	Key Tronic Corp.	10,667	57,282
*	Kimball Electronics, Inc.	183,859	3,280,045
*	Knowles Corp.	664,206	12,301,095
#	Kulicke & Soffa Industries, Inc.	371,220	17,228,320
#*	KVH Industries, Inc.	116,853	931,318
#*	Lantronix, Inc.	44,980	236,595
#*	LGL Group, Inc.	51,187	545,653
#*	Limelight Networks, Inc.	347,916	1,242,060
*	LiveRamp Holdings, Inc.	75,095	2,351,975
#*	Luna Innovations, Inc.	124,323	686,263
*	Magnachip Semiconductor Corp.	86,929	1,589,931
*	Marin Software, Inc.	14,245	32,621
*	MaxLinear, Inc.	273,555	13,095,078
#*	Meta Materials, Inc.	9,038	10,846
	Methode Electronics, Inc.	275,786	12,302,813
*	Mimecast Ltd.	41,117	3,276,203
#*	Mitek Systems, Inc.	138,617	1,548,352
#*	Model N, Inc.	125,837	3,251,628
*	Momentive Global, Inc.	130,562	2,065,491
*	MoneyGram International, Inc.	438,183	4,438,794
*	N-Able, Inc.	265,154	2,651,540
#*	Napco Security Technologies, Inc.	371,440	6,500,200
*	NeoPhotonics Corp.	248,582	3,763,531
#*	NETGEAR, Inc.	228,568	4,959,926
#*	NetScout Systems, Inc.	424,006	13,059,385
*	NetSol Technologies, Inc.	35,343	133,597
	Network-1 Technologies, Inc.	41,388	101,814
*	nLight, Inc.	115,693	1,521,363
#	NVE Corp.	20,975	972,820
*	OneSpan, Inc.	186,835	2,639,979
*	Onto Innovation, Inc.	121,431	8,638,601
*	Optical Cable Corp.	27,967	108,232
*	OSI Systems, Inc.	130,061	10,287,825
*	Paya Holdings, Inc.	49,984	254,419
	PC Connection, Inc.	146,008	7,225,936
	PC-Tel, Inc.	87,115	371,110
*	PDF Solutions, Inc.	167,007	3,882,913
#*	Perficient, Inc.	166,370	16,538,842
*	PFSweb, Inc.	73,217	831,013
*	Photronics, Inc.	358,487	5,373,720
#	Pineapple Energy, Inc.	22,311	67,825
*	Ping Identity Holding Corp.	385,959	10,085,109
#*	Pixelworks, Inc.	170,061	358,829
#*	Plantronics, Inc.	34,164	1,361,777
*	Plexus Corp.	205,049	16,637,676
#*	Powerfleet, Inc.	7,909	20,880
#	Progress Software Corp.	307,854	14,770,835
*	Q2 Holdings, Inc.	61,720	3,192,776
#*	QuickLogic Corp.	2,718	13,753
#*	Rackspace Technology, Inc.	103,665	1,025,247
#*	Rambus, Inc.	760,449	18,942,785
*	RF Industries Ltd.	63,848	422,674

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	428,076	$1,476,862
	Richardson Electronics Ltd.	103,699	1,242,314
#*	Rimini Street, Inc.	158,452	912,683
*	Rogers Corp.	77,667	21,026,010
#*	Rubicon Technology, Inc.	2,007	18,424
*	Sanmina Corp.	228,268	9,333,878
#	Sapiens International Corp. NV	131,811	3,063,288
*	ScanSource, Inc.	214,371	7,340,063
*	SecureWorks Corp., Class A	15,009	165,699
#*	ShotSpotter, Inc.	22,830	626,683
#*	SigmaTron International, Inc.	9,385	62,504
#*	SMART Global Holdings, Inc.	302,404	6,852,475
*	Smith Micro Software, Inc.	80,130	246,800
*	Socket Mobile, Inc.	14,185	53,336
	SolarWinds Corp.	154,932	1,916,509
#*	Sono-Tek Corp.	700	4,179
#*	SRAX, Inc.	29,242	116,968
»††^	SRAX, Inc.	29,242	4,971
#*	StarTek, Inc.	16,505	61,894
*	Stratasys Ltd.	329,007	6,379,446
*	Sumo Logic, Inc.	4,055	38,036
*	Super Micro Computer, Inc.	185,593	7,813,465
#*	Synchronoss Technologies, Inc.	13,697	17,532
*	Terawulf, Inc.	1,808	6,852
*	TESSCO Technologies, Inc.	8,166	48,873
*	TransAct Technologies, Inc.	75,004	495,026
*	Trio-Tech International.	2,853	14,579
*	TSR, Inc.	51,284	435,914
	TTEC Holdings, Inc.	73,055	5,392,190
*	TTM Technologies, Inc.	752,614	10,498,965
#*	Turtle Beach Corp.	70,508	1,173,253
*	Ultra Clean Holdings, Inc.	241,327	7,522,163
*	Unisys Corp.	295,827	4,203,702
*	Upland Software, Inc.	68,758	1,025,869
#*	Usio, Inc.	26,673	76,018
#*	Veeco Instruments, Inc.	256,425	5,877,261
*	Verint Systems, Inc.	124,032	6,767,186
#*	Verra Mobility Corp.	243,044	3,409,907
*	Vertex, Inc., Class A	41,485	590,332
*	Viasat, Inc.	10,344	380,763
#*	Viavi Solutions, Inc.	91,808	1,316,527
	Vishay Intertechnology, Inc.	187,560	3,494,243
*	Vishay Precision Group, Inc.	106,087	3,310,975
#*	Vonage Holdings Corp.	284,659	5,681,794
	Wayside Technology Group, Inc.	32,917	1,127,407
*	Wireless Telecom Group, Inc.	9,852	15,468
	Xerox Holdings Corp.	90,834	1,580,512
	Xperi Holding Corp.	247,901	3,867,256
#*	Yext, Inc.	430,256	2,491,182

TOTAL INFORMATION TECHNOLOGY			753,517,907

MATERIALS — (5.4%)
*	Advanced Emissions Solutions, Inc.	33,379	201,943
	AdvanSix, Inc.	131,916	5,875,539
#*	AgroFresh Solutions, Inc.	82,376	153,219
*	Allegheny Technologies, Inc.	550,626	14,966,015
*	Alpha Metallurgical Resources, Inc.	65,382	10,117,211
*	American Biltrite, Inc.	304	45,378
	American Vanguard Corp.	180,794	3,868,992

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Arconic Corp.	200,092	$5,034,315
*	Aspen Aerogels, Inc.	140,559	3,036,074
	Cabot Corp.	130,625	8,601,656
#	Carpenter Technology Corp.	177,932	6,793,444
*	Century Aluminum Co.	804,592	13,573,467
	Chase Corp.	73,821	6,227,540
*	Clearwater Paper Corp.	104,989	3,476,186
*	Coeur Mining, Inc.	1,155,248	4,193,550
	Commercial Metals Co.	161,946	6,639,786
#	Compass Minerals International, Inc.	156,523	9,255,205
*	Core Molding Technologies, Inc.	61,160	611,600
	Ecovyst, Inc.	267,013	2,686,151
#*	Ferroglobe PLC	842,795	5,436,028
*»††^	Ferroglobe Representation & Warranty Insurance Trust	447,468	0
	Fortitude Gold Corp.	56,138	380,616
#	Friedman Industries, Inc.	73,974	685,739
	FutureFuel Corp.	105,514	1,003,438
#*	GCP Applied Technologies, Inc.	50,273	1,577,064
	Glatfelter Corp.	382,153	4,203,683
	Gold Resource Corp.	60,152	110,078
	Greif, Inc., Class A	95,064	5,768,483
	Greif, Inc., Class B	17,972	1,048,846
	Hawkins, Inc.	197,821	7,374,767
#	Haynes International, Inc.	64,079	2,504,207
	HB Fuller Co.	61,677	4,113,856
	Hecla Mining Co.	1,243,466	6,478,458
*	Ingevity Corp.	90,466	5,418,913
	Innospec, Inc.	180,162	17,171,240
#*	Intrepid Potash, Inc.	65,543	5,019,283
	Kaiser Aluminum Corp.	121,347	11,709,985
	Koppers Holdings, Inc.	123,165	2,987,983
	Kronos Worldwide, Inc.	217,658	3,312,755
#*	Livent Corp.	211,812	4,524,304
#*	Loop Industries, Inc.	4,219	27,423
*	LSB Industries, Inc.	207,282	4,437,908
	Materion Corp.	151,333	12,886,005
	Mercer International, Inc.	442,694	7,087,531
	Minerals Technologies, Inc.	168,429	10,713,769
	Myers Industries, Inc.	308,235	6,759,594
	Neenah, Inc.	122,136	4,323,614
	NewMarket Corp.	5,009	1,625,971
#	Nexa Resources SA.	67,077	627,841
#	Northern Technologies International Corp.	76,828	888,900
*	O-I Glass, Inc.	486,875	6,563,075
	Olympic Steel, Inc.	91,634	3,145,795
#	Orion Engineered Carbons SA.	126,372	1,908,217
	Pactiv Evergreen, Inc.	138,253	1,363,175
*	Piedmont Lithium, Inc.	1,555	101,713
#	Quaker Chemical Corp.	10,454	1,700,970
	Ramaco Resources, Inc.	26,150	415,523
#*	Ranpak Holdings Corp.	226,901	3,421,667
*	Rayonier Advanced Materials, Inc.	241,935	1,241,127
	Resolute Forest Products, Inc.	332,327	4,632,638
	Ryerson Holding Corp.	163,788	6,029,036
#	Schnitzer Steel Industries, Inc., Class A	235,509	10,746,276
	Schweitzer-Mauduit International, Inc.	187,740	4,723,538
	Sensient Technologies Corp.	45,545	3,853,107
*	Smith-Midland Corp.	560	9,447
	Stepan Co.	166,116	16,962,105

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Summit Materials, Inc., Class A	167,847	$4,666,147
	SunCoke Energy, Inc.	310,277	2,581,505
*	Sylvamo Corp.	42,707	1,906,868
*	Synalloy Corp.	64,098	1,050,566
#*	TimkenSteel Corp.	342,359	7,076,561
*	Trecora Resources	131,303	1,278,891
	Tredegar Corp.	142,908	1,636,297
#	TriMas Corp.	329,648	9,737,802
	Trinseo PLC	170,650	8,097,342
	Tronox Holdings PLC, Class A	264,249	4,545,083
*	U.S. Gold Corp.	1,810	10,226
	United States Lime & Minerals, Inc.	58,620	6,419,476
*	Universal Stainless & Alloy Products, Inc.	45,031	391,770
*	Venator Materials PLC	64,600	120,156
	Warrior Met Coal, Inc.	214,407	7,304,846
	Worthington Industries, Inc.	124,385	5,916,994

TOTAL MATERIALS			375,123,492

REAL ESTATE — (1.0%)
#*	Altisource Portfolio Solutions SA	1,109	12,022
*	AMREP Corp.	66,750	858,405
*	CKX Lands, Inc.	15,043	175,777
#	Douglas Elliman, Inc.	372,407	2,256,786
*	Five Point Holdings LLC, Class A	112,103	655,802
*	Forestar Group, Inc.	145,090	2,366,418
*	FRP Holdings, Inc.	89,566	5,061,375
	Indus Realty Trust, Inc.	169	12,075
*	InterGroup Corp.	2,451	131,104
#*»	JW Mays, Inc.	2,700	109,890
#	Kennedy-Wilson Holdings, Inc.	267,244	6,026,352
	Marcus & Millichap, Inc.	284,742	12,753,594
*	Maui Land & Pineapple Co., Inc.	44,436	510,570
	Newmark Group, Inc., Class A	352,033	4,277,201
#*	Rafael Holdings, Inc., Class B	115,738	248,837
	RE/MAX Holdings, Inc., Class A	106,863	2,507,006
*	Realogy Holdings Corp.	566,699	6,211,021
	RMR Group, Inc., Class A	56,496	1,541,211
#	St. Joe Co.	421,390	22,422,162
*	Stratus Properties, Inc.	69,131	2,903,502
*	Tejon Ranch Co.	99,126	1,814,997
#*	Trinity Place Holdings, Inc.	22,781	30,071

TOTAL REAL ESTATE			72,886,178

UNKNOWN G1 — (0.0%)
#*††^	Recycling Asset Holdings, Inc.	15,044	0

UTILITIES — (2.1%)
	ALLETE, Inc.	46,320	2,748,629
#	American States Water Co.	94,502	7,433,527
#	Artesian Resources Corp., Class A	45,930	2,135,745
#	Avista Corp.	163,753	6,643,459
	California Water Service Group	300,840	15,604,571
	Chesapeake Utilities Corp.	123,935	15,512,944
#	Consolidated Water Co. Ltd.	69,563	756,845
#	Genie Energy Ltd., Class B	210,566	1,366,573
#	Global Water Resources, Inc.	19,787	283,350
	MGE Energy, Inc.	123,393	9,608,613
#	Middlesex Water Co.	128,045	11,389,603

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
#	New Jersey Resources Corp.	23,425	$1,011,023
	Northwest Natural Holding Co.	202,381	9,679,883
#	NorthWestern Corp.	117,346	6,652,345
	ONE Gas, Inc.	8,903	751,146
	Otter Tail Corp.	297,207	17,226,118
*	Pure Cycle Corp.	44,915	469,362
	RGC Resources, Inc.	17,495	363,896
	SJW Group.	181,454	10,705,786
#	South Jersey Industries, Inc.	313,121	10,705,607
	Spire, Inc.	57,070	4,151,842
#*	Sunnova Energy International, Inc.	107,463	1,855,886
	Unitil Corp.	115,409	5,885,859
#	Via Renewables, Inc.	70,103	500,535
	York Water Co.	87,307	3,377,035

TOTAL UTILITIES			146,820,182

TOTAL COMMON STOCKS			6,357,325,303

	PREFERRED STOCKS — (0.0%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	18,902	512,434

	ENERGY — (0.0%)
#	Meta Materials, Inc.	18,077	22,777

	INDUSTRIALS — (0.0%)
	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	55,524	1,585,210

TOTAL PREFERRED STOCKS.			2,120,421

	RIGHTS/WARRANTS — (0.0%)
	INFORMATION TECHNOLOGY — (0.0%)
*»††^	Social Reality, Inc. Rights Exp 12/31/19	16,919	0

	TOTAL INVESTMENT SECURITIES (Cost $3,932,603,946)		6,359,445,724

	TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	34,242,812	34,242,812

	SECURITIES LENDING COLLATERAL — (8.0%)
@§	The DFA Short Term Investment Fund	47,790,991	552,798,392

	TOTAL INVESTMENTS — (100.0%) (Cost $4,519,587,484)		$6,946,486,928

As of April 30, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	154	06/17/22	$34,220,404	$31,781,750	$(2,438,654)

Total Futures Contracts			$34,220,404	$31,781,750	$(2,438,654)

U.S. MICRO CAP PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$185,949,342	$253,568	—		$186,202,910
Consumer Discretionary	755,289,015	216,916	$25,444		755,531,375
Consumer Staples	333,270,296	620,496	—		333,890,792
Energy	489,022,940	—	—		489,022,940
Financials	1,399,252,367	674,917	—		1,399,927,284
Health Care	704,890,948	50,061	3,492,388		708,433,397
Industrials	1,135,968,846	—	—		1,135,968,846
Information Technology	753,512,936	—	4,971		753,517,907
Materials	375,123,492	—	—		375,123,492
Real Estate	72,776,288	109,890	—		72,886,178
Utilities	146,820,182	—	—		146,820,182
Preferred Stocks
Communication Services	512,434	—	—		512,434
Energy	22,777	—	—		22,777
Industrials	1,585,210	—	—		1,585,210
Temporary Cash Investments	34,242,812	—	—		34,242,812
Securities Lending Collateral	—	552,798,392	—		552,798,392
Futures Contracts**	(2,438,654)	—	—		(2,438,654)

TOTAL	$6,385,801,231	$554,724,240	$3,522,803	^	$6,944,048,274

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
REAL ESTATE — (97.9%)
	Acadia Realty Trust	653,867	$13,678,898
#	Agree Realty Corp.	512,008	34,775,583
#	Alexander’s, Inc.	17,154	4,257,108
	Alexandria Real Estate Equities, Inc.	1,103,284	200,974,213
	Alpine Income Property Trust, Inc.	3,808	71,210
	American Assets Trust, Inc.	367,308	13,443,473
	American Campus Communities, Inc.	999,383	64,630,099
#	American Homes 4 Rent, Class A	2,213,649	87,682,637
	American Tower Corp.	3,285,213	791,802,037
#	Americold Realty Trust	967,878	25,532,622
	Apartment Income REIT Corp.	1,128,862	55,506,145
*	Apartment Investment & Management Co., Class A	1,087,457	6,850,979
	Apple Hospitality REIT, Inc.	1,547,057	27,367,438
#*	Ashford Hospitality Trust, Inc.	200,055	1,410,388
	AvalonBay Communities, Inc.	1,006,363	228,927,455
	Bluerock Residential Growth REIT, Inc.	181,510	4,829,981
	Boston Properties, Inc.	1,062,174	124,911,662
	Braemar Hotels & Resorts, Inc.	281,102	1,703,478
#	Brandywine Realty Trust	1,236,930	14,434,973
	Brixmor Property Group, Inc.	2,123,100	53,884,278
	BRT Apartments Corp.	51,530	1,127,992
	Camden Property Trust	743,031	116,574,134
	CareTrust REIT, Inc.	691,790	11,213,916
#	Cedar Realty Trust, Inc.	55,494	1,574,920
	Centerspace	104,485	9,639,786
*	Chatham Lodging Trust	350,412	5,031,916
#	City Office REIT, Inc.	315,577	4,683,163
	Clipper Realty, Inc.	84,924	758,371
	Community Healthcare Trust, Inc.	173,118	6,374,205
	Corporate Office Properties Trust	803,604	21,448,191
#	Cousins Properties, Inc.	1,077,272	38,674,065
	Creative Media & Community Trust Corp.	24,221	171,242
	Crown Castle International Corp.	3,120,317	577,913,912
#	CTO Realty Growth, Inc.	40,033	2,552,904
	CubeSmart	1,568,946	74,540,624
*	DiamondRock Hospitality Co.	1,503,153	15,963,485
	Digital Realty Trust, Inc.	2,034,164	297,232,044
	Diversified Healthcare Trust	1,757,855	3,955,174
	Douglas Emmett, Inc.	1,263,873	37,233,699
	Duke Realty Corp.	2,752,778	150,714,596
#	Easterly Government Properties, Inc.	636,008	12,115,952
	EastGroup Properties, Inc.	294,227	55,167,563
	Empire State Realty Trust, Inc., Class A	1,045,519	9,033,284
#	EPR Properties	534,390	28,066,163
	Equinix, Inc.	641,920	461,591,834
*	Equity Commonwealth	806,171	21,113,618
	Equity LifeStyle Properties, Inc.	1,257,692	97,194,438
	Equity Residential	2,561,927	208,797,051
#»††	Esc War Ind	433,542	238,448
	Essential Properties Realty Trust, Inc.	900,760	21,618,240
	Essex Property Trust, Inc.	469,841	154,704,546
	Extra Space Storage, Inc.	954,714	181,395,660
	Federal Realty Investment Trust	531,621	62,231,554

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	First Industrial Realty Trust, Inc.	939,366	$54,483,228
	Four Corners Property Trust, Inc.	568,127	15,600,767
	Franklin Street Properties Corp.	806,713	4,162,639
	Gaming & Leisure Properties, Inc.	1,676,907	74,421,133
	Getty Realty Corp.	285,450	7,681,460
#	Gladstone Commercial Corp.	273,389	5,752,105
#	Global Medical REIT, Inc.	424,993	6,272,897
	Global Net Lease, Inc.	745,614	10,460,964
	Global Self Storage, Inc.	43,975	267,368
	Healthcare Realty Trust, Inc.	1,083,793	29,349,114
	Healthcare Trust of America, Inc., Class A	1,622,179	49,411,572
	Healthpeak Properties, Inc.	3,836,023	125,859,915
*	Hersha Hospitality Trust	267,532	2,616,463
#	Highwoods Properties, Inc.	747,700	30,536,068
	Host Hotels & Resorts, Inc.	5,121,973	104,232,151
	Hudson Pacific Properties, Inc.	1,065,088	24,795,249
	Independence Realty Trust, Inc.	1,084,378	29,560,144
#	Indus Realty Trust, Inc.	2,724	194,630
	Industrial Logistics Properties Trust	474,389	7,666,126
	Invitation Homes, Inc.	4,378,644	174,357,604
#	Iron Mountain, Inc.	2,065,977	111,004,944
	JBG SMITH Properties.	816,510	21,523,204
	Kilroy Realty Corp.	748,782	52,414,740
	Kimco Realty Corp.	4,301,066	108,946,002
	Kite Realty Group Trust	1,560,697	34,803,543
	Lamar Advertising Co., Class A	627,845	69,320,366
	Life Storage, Inc.	602,415	79,813,963
#	LTC Properties, Inc.	296,132	9,772,356
	LXP Industrial Trust	2,036,202	25,554,335
	Macerich Co.	1,532,037	19,227,064
#	Medical Properties Trust, Inc.	4,284,031	78,783,330
	Mid-America Apartment Communities, Inc.	829,754	163,196,017
#	National Health Investors, Inc.	310,492	15,999,653
	National Retail Properties, Inc.	1,258,773	55,184,608
	National Storage Affiliates Trust	602,068	34,077,049
	Necessity Retail REIT, Inc.	768,520	5,740,844
#	NETSTREIT Corp.	116,629	2,521,519
	NexPoint Residential Trust, Inc.	160,459	14,306,524
#	Office Properties Income Trust	345,449	7,468,607
#	Omega Healthcare Investors, Inc.	1,704,448	43,429,335
	One Liberty Properties, Inc.	131,488	3,767,131
	Orion Office REIT, Inc.	414,485	5,562,389
	Outfront Media, Inc.	1,042,454	26,686,822
	Paramount Group, Inc.	1,286,523	12,234,834
	Park Hotels & Resorts, Inc.	1,685,583	33,222,841
#	Pebblebrook Hotel Trust	937,284	22,888,475
	Physicians Realty Trust	1,618,180	27,735,605
	Piedmont Office Realty Trust, Inc., Class A	878,655	14,146,346
#	Plymouth Industrial REIT, Inc.	191,945	4,629,713
	Postal Realty Trust, Inc., Class A	9,997	168,250
	Preferred Apartment Communities, Inc.	164,413	4,090,595
	Prologis, Inc.	5,313,282	851,665,972
	PS Business Parks, Inc.	150,720	28,214,784
	Public Storage	1,129,551	419,628,197
	Realty Income Corp.	4,279,712	296,840,824
	Regency Centers Corp.	1,102,818	75,906,963
	Retail Opportunity Investments Corp.	875,364	16,308,031
	Rexford Industrial Realty, Inc.	1,110,009	86,625,102
	RLJ Lodging Trust	1,186,696	16,637,478

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	RPT Realty	610,798	$8,117,505
*	Ryman Hospitality Properties, Inc.	372,941	34,862,525
	Sabra Health Care REIT, Inc.	1,650,364	19,276,252
#	Saul Centers, Inc.	112,770	5,820,060
	SBA Communications Corp.	772,887	268,276,807
#*	Seritage Growth Properties, Class A	279,920	2,771,208
	Service Properties Trust	1,191,557	9,675,443
	Simon Property Group, Inc.	2,349,646	277,258,228
	SITE Centers Corp.	1,204,591	19,152,997
#	SL Green Realty Corp.	461,701	31,958,943
*	Sotherly Hotels, Inc.	103,271	202,411
#	Spirit Realty Capital, Inc.	919,121	39,935,807
	STAG Industrial, Inc.	1,240,314	46,288,518
	STORE Capital Corp.	1,762,800	50,116,404
*	Summit Hotel Properties, Inc.	764,585	7,546,454
	Sun Communities, Inc.	840,791	147,617,676
*	Sunstone Hotel Investors, Inc.	1,564,580	19,166,105
#	Tanger Factory Outlet Centers, Inc.	741,940	11,967,492
	Terreno Realty Corp.	541,322	39,381,176
	UDR, Inc.	2,271,014	120,840,655
	UMH Properties, Inc.	333,677	7,848,083
#	Uniti Group, Inc.	1,684,581	20,871,959
#	Universal Health Realty Income Trust	102,144	5,126,607
	Urban Edge Properties.	836,847	15,640,670
#	Urstadt Biddle Properties, Inc.	47,996	803,933
	Urstadt Biddle Properties, Inc., Class A	226,110	3,923,009
	Ventas, Inc.	2,844,399	158,006,364
*	Veris Residential, Inc.	522,118	8,359,109
	VICI Properties, Inc.	5,700,491	169,931,647
	Vornado Realty Trust	1,165,583	45,119,718
#	Washington Real Estate Investment Trust	622,733	15,001,638
	Welltower, Inc.	3,219,824	292,392,217
*	Wheeler Real Estate Investment Trust, Inc.	1,281	2,844
#	Whitestone REIT	335,036	4,070,687
	WP Carey, Inc.	1,368,353	110,521,872
*	Xenia Hotels & Resorts, Inc.	830,975	16,029,508

TOTAL REAL ESTATE			10,138,933,830

			Value
TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	82,455,746	82,455,746

SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	11,271,108	130,372,903

TOTAL INVESTMENTS — (100.0%) (Cost $5,639,159,564)			$10,351,762,479

As of April 30, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	399	06/17/22	$88,042,800	$82,343,625	$(5,699,175)

Total Futures Contracts			$88,042,800	$82,343,625	$(5,699,175)

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,138,695,382	$238,448	—	$10,138,933,830
Temporary Cash Investments	82,455,746	—	—	82,455,746
Securities Lending Collateral	—	130,372,903	—	130,372,903
Futures Contracts**	(5,699,175)	—	—	(5,699,175)

TOTAL	$10,215,451,953	$130,611,351	—	$10,346,063,304

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.7%)
AUSTRALIA — (6.7%)
	AGL Energy Ltd.	196,216	$1,192,775
*	Allkem Ltd.	26,859	223,849
	ALS Ltd.	245,457	2,222,636
	Altium Ltd.	39,342	886,268
	Alumina Ltd.	930,254	1,171,186
	Ampol Ltd.	132,081	3,105,384
	Ansell Ltd.	83,575	1,600,730
	APA Group.	287,796	2,312,475
	ARB Corp. Ltd.	23,290	645,539
	Aristocrat Leisure Ltd.	172,834	4,010,150
	ASX Ltd.	49,418	2,987,795
	Atlas Arteria Ltd.	352,211	1,711,066
	Aurizon Holdings Ltd.	1,367,604	3,862,272
	Australia & New Zealand Banking Group Ltd.	691,667	13,161,861
#	Bank of Queensland Ltd.	290,272	1,646,876
	Beach Energy Ltd.	872,735	995,020
	Bendigo & Adelaide Bank Ltd.	271,118	2,021,408
	BHP Group Ltd.	939,771	31,426,361
	BHP Group Ltd., Sponsored ADR	298,208	19,973,972
	BlueScope Steel Ltd.	267,592	3,803,980
	Brambles Ltd.	509,466	3,762,058
	Breville Group Ltd.	36,183	599,644
	Carsales.com Ltd.	101,145	1,493,211
	Challenger Ltd.	285,128	1,442,619
	Champion Iron Ltd.	130,041	659,205
	Cleanaway Waste Management Ltd.	949,737	2,128,872
	Cochlear Ltd.	14,527	2,339,825
	Coles Group Ltd.	337,836	4,442,089
	Commonwealth Bank of Australia	349,116	25,374,978
	Computershare Ltd.	211,559	3,729,800
*	Crown Resorts Ltd.	159,728	1,446,201
	CSL Ltd.	128,582	24,539,889
	Domino’s Pizza Enterprises Ltd.	19,831	1,039,563
	Downer EDI Ltd.	495,171	1,915,819
#	Eagers Automotive Ltd.	39,098	361,396
	Endeavour Group Ltd.	387,995	2,123,906
	Evolution Mining Ltd.	859,766	2,432,795
#*	Flight Centre Travel Group Ltd.	35,538	554,990
	Fortescue Metals Group Ltd.	650,204	9,826,578
	Harvey Norman Holdings Ltd.	479,253	1,707,129
	IDP Education Ltd.	54,293	1,007,211
	IGO Ltd.	305,089	2,773,981
	Iluka Resources Ltd.	221,755	1,736,984
	Incitec Pivot Ltd.	1,009,427	2,722,446
	Insurance Australia Group Ltd.	722,472	2,307,062
	James Hardie Industries PLC	134,782	3,885,528
	JB Hi-Fi Ltd.	74,704	2,766,763
	Lendlease Corp. Ltd.	227,259	1,946,782
*	Lynas Rare Earths Ltd.	214,923	1,348,677
	Macquarie Group Ltd.	82,902	11,934,880
	Medibank Pvt Ltd.	1,023,148	2,299,160
	Metcash Ltd.	613,711	2,060,210
	Mineral Resources Ltd.	88,133	3,581,128
	National Australia Bank Ltd.	811,247	18,519,693
	Netwealth Group Ltd.	38,249	346,327

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Newcrest Mining Ltd.	278,084	$5,222,237
*	NEXTDC Ltd.	154,917	1,202,752
	Nine Entertainment Co. Holdings Ltd.	916,503	1,717,787
	Northern Star Resources Ltd.	473,628	3,255,618
	Orica Ltd.	197,855	2,273,517
	Origin Energy Ltd.	629,025	3,008,720
	OZ Minerals Ltd.	164,520	2,855,728
*	Pilbara Minerals Ltd.	506,650	982,747
	Premier Investments Ltd.	57,290	1,015,177
#	Pro Medicus Ltd.	19,112	625,034
*	Qantas Airways Ltd.	112,113	434,418
	QBE Insurance Group Ltd.	544,830	4,700,404
	Qube Holdings Ltd.	798,076	1,649,186
	Ramsay Health Care Ltd.	53,426	3,031,777
#	REA Group Ltd.	13,480	1,207,645
	Reece Ltd.	78,480	953,501
	Rio Tinto Ltd.	123,447	9,765,135
	Santos Ltd.	1,271,885	7,107,382
	SEEK Ltd.	67,391	1,320,553
	Seven Group Holdings Ltd.	78,137	1,090,160
	Sims Ltd.	59,222	856,285
	Sonic Healthcare Ltd.	190,308	4,914,934
	South32 Ltd., ADR	6,560	108,830
	South32 Ltd.	1,706,542	5,683,358
	Steadfast Group Ltd.	438,696	1,588,247
	Suncorp Group Ltd.	459,145	3,686,475
	Tabcorp Holdings Ltd.	752,250	2,876,764
	Telstra Corp. Ltd.	1,356,184	3,849,729
#	TPG Telecom Ltd.	149,090	611,162
	Transurban Group	557,318	5,596,370
	Treasury Wine Estates Ltd.	256,831	2,031,965
Ω	Viva Energy Group Ltd.	246,385	483,408
	Wesfarmers Ltd.	328,349	11,361,884
	Westpac Banking Corp.	748,445	12,528,960
	Whitehaven Coal Ltd.	812,681	2,790,783
	WiseTech Global Ltd.	14,953	463,585
	Woodside Petroleum Ltd.	407,292	8,861,078
	Woolworths Group Ltd.	381,918	10,332,050
	Worley Ltd.	162,182	1,577,222
*	Xero Ltd.	24,158	1,593,030

TOTAL AUSTRALIA			385,334,599

AUSTRIA — (0.1%)
	Erste Group Bank AG	99,951	3,112,049
	OMV AG	58,040	2,966,868
#	Verbund AG	14,535	1,553,635

TOTAL AUSTRIA			7,632,552

BELGIUM — (0.8%)
	Ageas SA	84,010	4,019,991
#	Anheuser-Busch InBev SA	265,831	15,295,790
*	Argenx SE	4,901	1,412,020
	D’ieteren Group	4,394	705,293
	Elia Group SA	11,284	1,796,168
	KBC Group NV	100,289	6,822,846
#	Proximus SADP	97,726	1,708,085
	Solvay SA	63,651	5,985,564
	UCB SA	34,061	3,871,803

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Umicore SA	81,898	$3,148,442

TOTAL BELGIUM			44,766,002

CANADA — (11.0%)
	Agnico Eagle Mines Ltd.	221,772	12,912,558
#*	Air Canada	32,400	567,470
#	Algonquin Power & Utilities Corp.	183,108	2,646,070
	Alimentation Couche-Tard, Inc.	284,832	12,680,140
#	AltaGas Ltd.	153,726	3,515,720
#	ARC Resources Ltd.	561,074	7,778,561
*	Aritzia, Inc.	30,356	1,081,063
	B2Gold Corp.	741,204	3,150,117
	Bank of Montreal	189,208	20,063,311
	Bank of Nova Scotia	337,511	21,372,019
	Barrick Gold Corp.	474,987	10,622,918
*	Bausch Health Cos., Inc.	77,079	1,465,272
#	BCE, Inc.	24,808	1,319,041
#	Brookfield Asset Management Reinsurance Partners Ltd.,Class A	1,162	58,188
	Brookfield Asset Management, Inc.,Class A	170,919	8,524,007
	Brookfield Infrastructure Corp., Class A	20,515	1,454,924
#	BRP, Inc.	13,800	1,118,053
#*	CAE, Inc.	67,460	1,604,199
#	Cameco Corp.	115,801	2,988,824
	Canadian Imperial Bank of Commerce	145,466	16,081,405
#	Canadian National Railway Co.	209,897	24,685,955
	Canadian Natural Resources Ltd.	377,931	23,383,157
	Canadian Pacific Railway Ltd.	209,950	15,362,058
	Canadian Tire Corp. Ltd., Class A	28,898	3,980,462
#	Canadian Utilities Ltd., Class A	34,172	1,027,301
	CCL Industries, Inc., Class B	76,417	3,331,737
	Cenovus Energy, Inc.	433,726	8,016,116
*	CGI, Inc.	91,639	7,306,779
	Colliers International Group, Inc.	6,936	764,694
	Constellation Software, Inc.	6,143	9,668,273
*	Descartes Systems Group, Inc.	19,366	1,202,969
	Dollarama, Inc.	78,900	4,386,438
#	Emera, Inc.	67,612	3,264,681
	Empire Co. Ltd., Class A	104,674	3,457,220
#	Enbridge, Inc.	382,245	16,681,096
	Endeavour Mining PLC	142,300	3,482,592
#	Fairfax Financial Holdings Ltd.	16,236	8,921,111
	Finning International, Inc.	73,900	2,078,968
	First Quantum Minerals Ltd.	297,651	8,533,436
	FirstService Corp.	25,222	3,145,673
#	Fortis, Inc.	108,374	5,273,362
#	Franco-Nevada Corp.	24,816	3,751,187
	George Weston Ltd.	37,448	4,658,809
	GFL Environmental, Inc.	21,576	650,085
	Gildan Activewear, Inc.	93,696	3,174,421
#	Great-West Lifeco, Inc.	76,883	2,120,993
Ω	Hydro One Ltd.	67,923	1,836,271
	iA Financial Corp., Inc.	54,100	2,828,706
#	IGM Financial, Inc.	39,448	1,250,090
#	Imperial Oil Ltd.	63,050	3,161,327
	Intact Financial Corp.	48,571	6,794,987
*	Ivanhoe Mines Ltd., Class A	137,318	1,100,981
#	Keyera Corp.	91,100	2,260,037
#	Kinross Gold Corp.	1,198,708	6,059,902
	Loblaw Cos. Ltd.	71,364	6,527,856

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Lundin Mining Corp.	520,328	$4,751,059
	Magna International, Inc.	160,006	9,643,562
	Manulife Financial Corp.	362,694	7,093,272
*	MEG Energy Corp.	164,200	2,466,866
	Metro, Inc.	104,673	5,753,300
	National Bank of Canada	156,075	10,900,283
#	Northland Power, Inc.	109,686	3,310,261
	Nutrien Ltd.	163,223	16,036,621
#	Onex Corp.	61,302	3,683,417
	Open Text Corp.	107,864	4,319,946
#	Pan American Silver Corp.	133,967	3,320,369
#	Parkland Corp.	59,028	1,676,668
	Pembina Pipeline Corp.	237,576	8,992,252
#	Quebecor, Inc., Class B	73,007	1,717,979
#	Restaurant Brands International, Inc.	87,030	4,970,807
	Ritchie Bros Auctioneers, Inc.	60,734	3,345,596
	Rogers Communications, Inc.,Class B	124,312	6,770,875
#	Royal Bank of Canada.	484,571	48,947,934
#	Saputo, Inc.	86,163	1,841,775
	Shaw Communications, Inc.,Class B	261,349	7,783,196
*	Shopify, Inc.,Class A	12,949	5,527,769
#	SNC-Lavalin Group, Inc.	63,698	1,416,613
#	SSR Mining, Inc.	79,500	1,749,795
	Stantec, Inc.	52,633	2,416,042
	Sun Life Financial, Inc.	141,031	7,016,277
	Suncor Energy, Inc.	498,402	17,912,568
	TC Energy Corp.	190,968	10,102,194
#	Teck Resources Ltd., Class B	258,970	10,218,956
	TELUS Corp.	78,760	1,970,456
	TFI International, Inc.	27,448	2,208,903
	Thomson Reuters Corp.	31,623	3,161,035
	TMX Group Ltd.	21,681	2,207,339
#	Toromont Industries Ltd.	55,998	4,929,603
#	Toronto-Dominion Bank	486,617	35,151,171
	Tourmaline Oil Corp.	219,766	11,318,039
*	Turquoise Hill Resources Ltd.	34,646	943,757
	Waste Connections, Inc.	51,713	7,134,616
	West Fraser Timber Co. Ltd.	72,167	6,342,876
#	Wheaton Precious Metals Corp.	69,871	3,134,413
#	Whitecap Resources, Inc.	486,709	3,989,449
	WSP Global, Inc.	42,383	4,942,841
#	Yamana Gold, Inc.	281,219	1,549,517

TOTAL CANADA			637,803,857

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	203,200	1,593,976

DENMARK — (2.2%)
	AP Moller —Maersk AS, Class A	764	2,162,608
	AP Moller — Maersk AS, Class B	953	2,758,198
	Carlsberg AS, Class B	44,367	5,636,079
	Chr Hansen Holding AS	43,306	3,373,957
	Coloplast AS, Class B	35,137	4,733,961
	Danske Bank AS	253,155	3,883,105
#*	Demant AS	52,005	2,285,283
	DSV AS	47,095	7,721,303
*	Genmab AS	19,844	6,977,973
#	GN Store Nord AS	92,731	3,480,151
	Novo Nordisk AS, Sponsored ADR	45,587	5,196,918

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Novo Nordisk AS, Class B	461,515	$52,717,119
	Novozymes AS, Class B	70,965	4,946,936
#Ω	Orsted AS	34,553	3,822,613
	Pandora AS	74,525	6,543,771
	Rockwool International AS, Class A	43	11,940
	Rockwool International AS, Class B	4,701	1,314,776
	Royal Unibrew AS	13,340	1,149,790
	Topdanmark AS	11,446	642,303
	Tryg AS	116,482	2,769,605
#	Vestas Wind Systems AS	203,793	5,196,924

TOTAL DENMARK			127,325,313

FINLAND — (1.2%)
	Elisa Oyj	79,278	4,647,385
	Fortum Oyj	194,554	3,234,625
	Kesko Oyj, Class A	57,974	1,361,316
	Kesko Oyj, Class B	161,040	4,054,415
	Kone Oyj, Class B	107,052	5,146,813
	Metso Outotec Oyj	284,787	2,424,948
	Neste Oyj	132,671	5,692,757
*	Nokia Oyj	2,076,236	10,528,062
*	Nokia Oyj, Sponsored ADR	13,928	70,197
	Nordea Bank Abp	645,080	6,431,818
#	Orion Oyj, Class B	22,501	882,546
	Sampo Oyj, Class A	143,992	6,991,884
	Stora Enso Oyj, Class R	324,565	6,387,275
	UPM-Kymmene Oyj	258,602	8,945,636
	Wartsila OYJ Abp	216,833	1,741,134

TOTAL FINLAND			68,540,811

FRANCE — (8.6%)
*	Accor SA	76,311	2,507,092
#*	Aeroports de Paris	10,900	1,541,803
	Air Liquide SA	137,694	23,822,200
	Airbus SE	172,375	18,870,209
	Alstom SA	96,782	2,127,308
Ω	Amundi SA	24,018	1,444,203
	Arkema SA	63,365	7,220,080
	AXA SA	360,553	9,538,437
	BioMerieux	16,714	1,591,203
	BNP Paribas SA	263,532	13,664,496
	Bollore SE	332,511	1,551,638
#	Bouygues SA	172,842	5,942,869
	Bureau Veritas SA	100,981	2,900,852
	Capgemini SE	52,778	10,744,491
	Carrefour SA	475,879	10,092,235
	Cie de Saint-Gobain	273,090	15,931,568
#	Cie Generale des Etablissements Michelin SCA	108,150	13,395,448
#	CNP Assurances	92,953	2,042,595
	Credit Agricole SA	227,815	2,459,960
	Danone SA	167,544	10,131,595
	Dassault Aviation SA	9,740	1,634,422
	Dassault Systemes SE	130,587	5,775,126
	Edenred	79,242	3,979,705
	Eiffage SA	77,712	7,673,957
	Electricite de France SA	166,306	1,511,895
	Engie SA	769,997	9,086,326
	EssilorLuxottica SA	48,105	8,189,767

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Eurazeo SE	6,421	$493,384
	Eurofins Scientific SE	61,620	5,726,826
Ω	Euronext NV	34,769	2,785,766
	Faurecia SE	4,800	105,219
#	Getlink SE	135,102	2,472,246
	Hermes International	9,337	11,513,053
	Ipsen SA	29,135	3,020,244
	Kering SA	22,325	11,878,516
Ω	La Francaise des Jeux SAEM	34,916	1,303,797
	Legrand SA	103,472	9,169,085
	L’Oreal SA	51,173	18,617,242
	LVMH Moet Hennessy Louis Vuitton SE	80,391	52,023,831
#	Orange SA, Sponsored ADR	22,324	262,307
	Orange SA	1,002,480	11,934,922
	Pernod Ricard SA	41,897	8,646,873
	Publicis Groupe SA	131,917	7,919,857
#	Remy Cointreau SA	7,487	1,484,176
*	Renault SA	105,177	2,569,853
*	Rexel SA	76,140	1,559,702
#	Safran SA	63,519	6,821,844
#	Sanofi	213,213	22,535,523
	Sartorius Stedim Biotech	9,315	3,048,139
#	Schneider Electric SE	117,476	16,854,874
	SEB SA	18,657	2,240,469
	Societe Generale SA	336,493	8,087,287
	Sodexo SA	44,634	3,357,617
	Sodexo SA	16,625	1,264,880
*	SOITEC	6,778	1,214,171
	STMicroelectronics NV	178,896	6,609,699
#	STMicroelectronics NV	33,658	1,232,556
	Teleperformance	18,259	6,553,357
	Thales SA	60,885	7,794,795
	TotalEnergies SE, Sponsored ADR	18,895	920,375
#	TotalEnergies SE	675,015	33,145,238
	Veolia Environnement SA, ADR	17,086	493,958
	Veolia Environnement SA	103,111	3,008,426
#	Vinci SA	147,957	14,356,838
#	Vivendi SE	212,120	2,436,315
*Ω	Worldline SA	67,679	2,662,774

TOTAL FRANCE			493,497,514

GERMANY — (6.3%)
	Adidas AG	48,528	9,786,116
	Allianz SE	69,406	15,660,359
	Allianz SE, Sponsored ADR	167,341	3,748,438
#	Aroundtown SA	360,915	1,814,873
	BASF SE	275,328	14,499,591
	Bayer AG	332,314	21,889,869
	Bayerische Motoren Werke AG	147,468	12,043,087
	Bechtle AG	44,733	2,067,099
	Beiersdorf AG	20,019	2,010,719
	Brenntag SE	71,084	5,485,088
	Carl Zeiss Meditec AG	10,233	1,285,312
*	Commerzbank AG	435,124	2,840,631
*	Continental AG	60,333	4,135,291
Ω	Covestro AG	169,585	7,301,572
*	CTS Eventim AG & Co. KGaA	10,977	753,418
*	Daimler Truck Holding AG	160,076	4,305,200
*Ω	Delivery Hero SE	24,389	857,345

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Deutsche Bank AG	740,798	$7,321,310
	Deutsche Boerse AG	54,979	9,571,543
#*	Deutsche Lufthansa AG	227,745	1,694,324
	Deutsche Post AG	337,563	14,421,522
	Deutsche Telekom AG	1,271,712	23,426,396
Ω	DWS Group GmbH & Co. KGaA	11,300	371,865
	E.ON SE	937,815	9,759,800
	Evonik Industries AG	94,433	2,470,025
	Fresenius Medical Care AG & Co. KGaA	114,475	7,118,839
	Fresenius SE & Co. KGaA	200,905	7,101,581
	GEA Group AG	59,940	2,333,251
	Hannover Rueck SE	17,608	2,736,821
#Ω	Hapag-Lloyd AG	12,305	4,898,456
	HeidelbergCement AG	80,170	4,618,387
#*	HelloFresh SE	60,740	2,560,446
	Henkel AG & Co. KGaA	28,940	1,836,565
	Infineon Technologies AG	253,530	7,195,996
#*	K+S AG	102,577	3,445,355
	KION Group AG	61,560	3,424,334
	Knorr-Bremse AG	14,902	1,062,730
	LEG Immobilien SE	26,919	2,760,018
	Mercedes-Benz Group AG	320,152	22,346,983
	Merck KGaA	29,324	5,440,402
	MTU Aero Engines AG	15,983	3,223,221
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,532	7,032,770
	Nemetschek SE	32,759	2,599,569
	Puma SE	42,233	3,107,445
#*,*	QIAGEN NV	89,672	4,106,535
	Rational AG	1,973	1,203,619
	Rheinmetall AG	19,916	4,489,546
	RTL Group SA	27,409	1,425,198
	RWE AG	257,480	10,690,414
	SAP SE	212,517	21,537,737
	Siemens AG	146,649	18,031,224
*	Siemens Energy AG	138,679	2,671,272
Ω	Siemens Healthineers AG	48,068	2,570,194
	Symrise AG	34,887	4,151,352
*	Talanx AG	26,647	1,107,973
	Telefonica Deutschland Holding AG	927,240	2,788,701
	Uniper SE	47,883	1,230,816
	United Internet AG	74,272	2,389,393
	Volkswagen AG	13,157	2,853,246
	Vonovia SE	167,972	6,692,167
	Wacker Chemie AG	10,491	1,664,586
#*Ω	Zalando SE	36,364	1,430,787

TOTAL GERMANY			365,398,722

HONG KONG — (2.1%)
	AIA Group Ltd.	3,249,000	31,917,388
	Bank of East Asia Ltd. (The)	424,989	628,864
	BOC Hong Kong Holdings Ltd.	915,500	3,313,982
Ω	Budweiser Brewing Co. APAC Ltd.	361,100	898,488
*	Cathay Pacific Airways Ltd.	609,000	608,468
	Chow Tai Fook Jewellery Group Ltd.	594,400	996,644
	CK Asset Holdings Ltd.	706,986	4,792,756
	CK Hutchison Holdings Ltd.	743,462	5,217,562
	CK Infrastructure Holdings Ltd.	226,000	1,519,490
	CLP Holdings Ltd.	305,900	2,985,087
*Ω	ESR Cayman Ltd.	316,600	961,073

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Galaxy Entertainment Group Ltd.	370,000	$2,111,281
	Hang Lung Properties Ltd.	968,000	1,851,368
	Hang Seng Bank Ltd.	201,100	3,560,568
	Henderson Land Development Co. Ltd.	505,571	2,044,537
	HK Electric Investments & HK Electric Investments Ltd.	818,500	807,900
	HKT Trust & HKT Ltd.	3,060,000	4,382,847
	Hong Kong & China Gas Co. Ltd.	2,308,661	2,546,269
	Hong Kong Exchanges & Clearing Ltd.	349,451	14,823,353
	L’Occitane International SA	131,750	412,979
#*	Melco Resorts & Entertainment Ltd., ADR	34,136	195,258
	MTR Corp. Ltd.	306,314	1,627,478
	New World Development Co. Ltd.	692,215	2,647,577
	Orient Overseas International Ltd.	54,500	1,503,878
	Power Assets Holdings Ltd.	277,707	1,868,626
	Prada SpA	186,900	1,162,918
*	Sands China Ltd.	261,200	575,731
	Sino Land Co. Ltd.	1,696,191	2,241,995
	SITC International Holdings Co. Ltd.	716,000	2,380,319
	Sun Hung Kai Properties Ltd.	269,608	3,105,098
	Swire Pacific Ltd., Class A	235,500	1,341,386
	Swire Pacific Ltd., Class B	387,500	365,341
	Swire Properties Ltd.	188,600	451,991
	Techtronic Industries Co. Ltd.	442,000	5,899,858
Ω	WH Group Ltd.	6,976,235	4,817,781
	Wharf Real Estate Investment Co. Ltd.	290,609	1,369,515
	Xinyi Glass Holdings Ltd.	981,000	2,170,768

TOTAL HONG KONG			120,106,422

IRELAND — (0.6%)
	AIB Group PLC	289,358	628,525
*	Bank of Ireland Group PLC	396,523	2,403,209
#	CRH PLC, Sponsored ADR	306,188	12,118,921
*	Flutter Entertainment PLC	42,204	4,248,817
	Kerry Group PLC,Class A	32,177	3,534,601
	Kingspan Group PLC	53,021	4,935,568
	Smurfit Kappa Group PLC	174,089	7,356,264

TOTAL IRELAND			35,225,905

ISRAEL — (0.7%)
*	Airport City Ltd.	19,592	436,171
	Alony Hetz Properties & Investments Ltd.	55,963	915,906
	Amot Investments Ltd.	77,083	585,122
	Ashtrom Group Ltd.	11,611	323,786
	Azrieli Group Ltd.	5,030	432,068
	Bank Hapoalim BM	274,390	2,543,927
	Bank Leumi Le-Israel BM	461,913	4,847,660
*	Bezeq The Israeli Telecommunication Corp. Ltd.	758,064	1,201,749
	Big Shopping Centers Ltd.	2,966	448,218
*	Delek Group Ltd.	3,817	631,145
	Elbit Systems Ltd.	9,775	2,113,195
	Electra Ltd.	514	352,707
#	First International Bank of Israel Ltd. (The)	40,435	1,697,967
	Gav-Yam Lands Corp. Ltd.	12,119	133,388
	Harel Insurance Investments & Financial Services Ltd.	26,414	323,753
	ICL Group Ltd.	178,981	1,940,924
	Israel Discount Bank Ltd., Class A	564,808	3,336,003
	Kenon Holdings Ltd.	9,009	514,524
*	Melisron Ltd.	9,415	763,716

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mivne Real Estate KD Ltd.	180,116	$674,857
	Mizrahi Tefahot Bank Ltd.	58,680	2,170,553
#*	Nice Ltd., Sponsored ADR	10,717	2,212,096
*	Nova Ltd.	10,158	974,098
	Phoenix Holdings Ltd.	136,655	1,719,181
	Shapir Engineering & Industry Ltd.	82,774	774,450
#*	Shikun & Binui Ltd.	124,853	736,067
#	Strauss Group Ltd.	28,156	752,641
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	435,435	3,792,639
*	Tower Semiconductor Ltd.	71,467	3,438,484

TOTAL ISRAEL			40,786,995

ITALY — (1.9%)
	Amplifon SpA	66,280	2,644,231
	Assicurazioni Generali SpA	312,662	5,919,654
*	Atlantia SpA	84,145	2,007,324
	Banca Mediolanum SpA	96,969	703,931
	CNH Industrial NV	357,713	5,067,465
	Davide Campari-Milano NV	109,082	1,230,792
	DiaSorin SpA	7,932	1,039,027
	Enel SpA	2,271,536	14,771,555
	Eni SpA	784,574	10,967,395
	Ferrari NV	36,720	7,730,826
	FinecoBank Banca Fineco SpA	255,614	3,553,382
#Ω	Infrastrutture Wireless Italiane SpA	150,616	1,607,122
	Intesa Sanpaolo SpA	3,384,258	6,896,159
*	Iveco Group NV	71,543	420,912
	Mediobanca Banca di Credito Finanziario SpA	293,203	2,938,729
	Moncler SpA	56,996	2,969,132
#*Ω	Nexi SpA	50,087	491,249
Ω	Poste Italiane SpA	196,592	1,926,432
	Prysmian SpA	77,360	2,516,127
	Recordati Industria Chimica e Farmaceutica SpA	60,469	2,913,902
	Snam SpA	661,149	3,626,138
#	Stellantis NV	852,765	11,448,922
	Stellantis NV	26,989	360,843
	Telecom Italia SpA	6,106,646	1,783,268
	Telecom Italia SpA	4,281,711	1,191,845
	Telecom Italia SpA, Sponsored ADR	53,165	150,457
	Tenaris SA	101,644	1,553,342
#	Tenaris SA, Sponsored ADR	49,576	1,496,204
	Terna — Rete Elettrica Nazionale	354,252	2,889,308
#	UniCredit SpA	703,697	6,512,771
	UnipolSai Assicurazioni SpA	317,629	893,438

TOTAL ITALY			110,221,882

JAPAN — (18.9%)
	ABC-Mart, Inc.	14,600	605,461
	Acom Co. Ltd.	211,300	543,405
	Advantest Corp.	61,900	4,224,556
	Aeon Co. Ltd.	219,700	4,175,454
	AEON Financial Service Co. Ltd.	73,500	675,715
	Aeon Mall Co. Ltd.	38,848	472,685
	AGC, Inc.	118,400	4,438,746
	Air Water, Inc.	175,500	2,329,394
	Aisin Corp.	86,700	2,518,683
	Ajinomoto Co., Inc.	151,100	3,925,811
	Alfresa Holdings Corp.	87,600	1,191,246

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	109,100	$965,821
	Amada Co. Ltd.	164,800	1,279,666
*	ANA Holdings, Inc.	25,500	480,692
	Anritsu Corp.	81,800	1,028,595
	Aozora Bank Ltd.	50,200	1,005,031
	As One Corp.	9,800	520,311
	Asahi Group Holdings Ltd.	118,300	4,459,060
	Asahi Intecc Co. Ltd.	37,200	718,850
	Asahi Kasei Corp.	689,900	5,660,415
	Asics Corp.	70,600	1,113,838
	Astellas Pharma, Inc.	348,875	5,311,871
	Azbil Corp.	33,800	1,026,238
	Bandai Namco Holdings, Inc.	59,400	4,021,552
	Bank of Kyoto Ltd.	27,788	1,210,657
	BayCurrent Consulting, Inc.	3,300	1,081,962
	Benefit One, Inc.	30,200	457,905
	Benesse Holdings, Inc.	55,600	972,827
	BIPROGY, Inc.	49,200	1,243,036
	Bridgestone Corp.	164,213	6,019,011
	Brother Industries Ltd.	132,000	2,294,105
	Calbee, Inc.	57,600	1,031,754
	Canon Marketing Japan, Inc.	23,700	515,708
	Canon, Inc., Sponsored ADR	22,768	523,209
	Canon, Inc.	183,900	4,231,382
	Capcom Co. Ltd.	58,000	1,530,452
	Casio Computer Co. Ltd.	93,900	973,729
	Central Japan Railway Co.	26,345	3,316,444
	Chiba Bank Ltd. (The)	198,137	1,141,920
	Chubu Electric Power Co., Inc.	146,800	1,481,956
	Chugai Pharmaceutical Co. Ltd.	183,900	5,510,590
	Chugoku Electric Power Co., Inc.	101,200	666,555
	Coca-Cola Bottlers Japan Holdings, Inc.	57,060	639,668
	COMSYS Holdings Corp.	60,800	1,262,341
	Concordia Financial Group Ltd.	419,764	1,527,565
	Cosmo Energy Holdings Co. Ltd.	67,700	1,681,964
	Cosmos Pharmaceutical Corp.	6,400	590,000
	Create SD Holdings Co. Ltd.	8,200	187,560
	Credit Saison Co. Ltd.	127,600	1,437,216
	CyberAgent, Inc.	104,400	1,102,971
	Dai Nippon Printing Co. Ltd.	80,600	1,684,381
	Daicel Corp.	107,400	656,535
	Daifuku Co. Ltd.	20,549	1,263,529
	Dai-ichi Life Holdings, Inc.	209,065	4,186,321
	Daiichi Sankyo Co. Ltd.	215,738	5,432,044
	Daikin Industries Ltd.	69,400	10,605,540
	Daio Paper Corp.	66,100	788,199
	Daito Trust Construction Co. Ltd.	31,700	3,053,085
	Daiwa House Industry Co. Ltd.	228,500	5,493,181
	Daiwa Securities Group, Inc.	513,300	2,515,749
*	DeNA Co. Ltd.	41,400	600,055
	Denka Co. Ltd.	80,900	2,168,767
	Denso Corp.	87,500	5,332,710
	Dentsu Group, Inc.	61,682	2,223,122
	DIC Corp.	77,900	1,485,454
	Disco Corp.	9,400	2,300,653
	Dowa Holdings Co. Ltd.	36,840	1,567,197
	East Japan Railway Co.	56,200	2,930,648
	Ebara Corp.	32,900	1,511,010
	Eisai Co. Ltd.	33,400	1,454,601

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Electric Power Development Co. Ltd.	50,000	$685,140
	ENEOS Holdings, Inc.	2,096,170	7,375,610
	EXEO Group, Inc.	45,800	762,470
	Ezaki Glico Co. Ltd.	21,300	610,641
	Fancl Corp.	28,000	536,004
	FANUC Corp.	28,600	4,382,322
	Fast Retailing Co. Ltd.	17,500	8,057,102
	Food & Life Cos. Ltd.	41,400	982,448
	FP Corp.	31,200	705,659
*	Freee KK	6,300	181,776
	Fuji Corp.	18,600	310,332
	Fuji Electric Co. Ltd.	61,400	2,692,432
	Fuji Kyuko Co. Ltd.	4,800	151,893
	Fuji Media Holdings, Inc.	21,500	185,692
	FUJIFILM Holdings Corp.	56,900	3,127,864
	Fujitsu General Ltd.	30,200	536,777
	Fujitsu Ltd.	68,544	10,360,368
	Fukuoka Financial Group, Inc.	88,700	1,620,663
	Fuyo General Lease Co. Ltd.	2,900	156,904
	GMO internet, Inc.	38,900	777,423
	GMO Payment Gateway, Inc.	9,000	755,099
	Goldwin, Inc.	11,000	551,733
	Hakuhodo DY Holdings, Inc.	62,100	732,877
	Hamamatsu Photonics KK	26,500	1,185,694
	Hankyu Hanshin Holdings, Inc.	78,648	2,075,646
	Harmonic Drive Systems, Inc.	16,000	404,662
	Haseko Corp.	275,600	3,019,757
	Hikari Tsushin, Inc.	10,300	1,206,060
	Hino Motors Ltd.	116,200	599,823
	Hirose Electric Co. Ltd.	9,900	1,256,052
	Hisamitsu Pharmaceutical Co., Inc.	19,380	530,948
	Hitachi Construction Machinery Co. Ltd.	33,200	751,693
	Hitachi Ltd.	297,615	14,114,823
*	Hitachi Metals Ltd.	66,300	1,034,591
	Hitachi Transport System Ltd.	22,715	1,491,002
	Honda Motor Co. Ltd., Sponsored ADR	30,582	802,778
	Honda Motor Co. Ltd.	344,569	9,063,388
	Horiba Ltd.	20,900	1,016,855
	Hoshizaki Corp.	8,500	538,410
	House Foods Group, Inc.	27,900	652,981
	Hoya Corp.	112,100	11,125,039
	Hulic Co. Ltd.	183,900	1,552,740
	Ibiden Co. Ltd.	38,000	1,420,131
	Idemitsu Kosan Co. Ltd.	141,639	3,732,904
	IHI Corp.	138,400	3,138,188
	Iida Group Holdings Co. Ltd.	65,750	1,045,729
	Information Services International-Dentsu Ltd.	1,900	54,565
	Inpex Corp.	341,717	4,065,805
	Internet Initiative Japan, Inc.	23,600	736,586
	Isetan Mitsukoshi Holdings Ltd.	170,980	1,268,941
	Isuzu Motors Ltd.	337,593	3,938,286
#	Ito En Ltd.	10,700	439,722
	ITOCHU Corp.	355,500	10,729,336
	Itochu Techno-Solutions Corp.	28,300	662,667
	Iwatani Corp.	32,900	1,308,985
	J Front Retailing Co. Ltd.	112,300	841,534
*	Japan Airlines Co. Ltd.	44,900	741,275
*	Japan Airport Terminal Co. Ltd.	15,700	650,553
	Japan Exchange Group, Inc.	167,200	2,489,676

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Post Holdings Co. Ltd.	509,190	$3,570,365
	Japan Post Insurance Co. Ltd.	62,700	1,013,846
	Japan Steel Works Ltd.	3,900	109,764
	Japan Tobacco, Inc.	388,900	6,615,883
	JCR Pharmaceuticals Co. Ltd.	27,000	501,790
	Jeol Ltd.	14,500	651,174
#	JFE Holdings, Inc.	273,713	3,347,166
	JGC Holdings Corp.	105,200	1,190,463
*	JMDC, Inc.	7,200	347,209
	JSR Corp.	32,300	877,110
	JTEKT Corp.	118,760	827,985
	Justsystems Corp.	13,500	586,756
	Kadokawa Corp.	30,600	767,080
	Kagome Co. Ltd.	23,200	580,604
	Kajima Corp.	260,300	2,900,908
	Kakaku.com, Inc.	47,700	998,924
	Kamigumi Co. Ltd.	48,000	814,987
	Kaneka Corp.	34,800	931,163
	Kansai Electric Power Co., Inc. (The)	178,800	1,567,360
	Kansai Paint Co. Ltd.	40,700	560,517
	Kao Corp.	131,100	5,254,287
	Katitas Co. Ltd.	17,800	415,218
	Kawasaki Heavy Industries Ltd.	88,200	1,568,443
	KDDI Corp.	598,000	19,802,585
	Keihan Holdings Co. Ltd.	38,400	819,063
	Keikyu Corp.	71,900	724,213
	Keio Corp.	19,800	759,381
	Keisei Electric Railway Co. Ltd.	24,000	588,467
	Kewpie Corp.	65,900	1,109,871
	Keyence Corp.	32,004	12,865,740
	Kikkoman Corp.	31,400	1,764,715
	Kinden Corp.	65,500	776,144
	Kintetsu Group Holdings Co. Ltd.	32,128	921,150
	Kirin Holdings Co. Ltd.	154,600	2,253,716
	Kobayashi Pharmaceutical Co. Ltd.	11,400	777,419
	Kobe Bussan Co. Ltd.	34,800	848,400
	Koei Tecmo Holdings Co. Ltd.	8,762	268,687
	Koito Manufacturing Co. Ltd.	47,800	1,753,998
	Komatsu Ltd.	226,700	5,102,218
	Konami Holdings Corp.	26,300	1,617,276
#	Konica Minolta, Inc.	236,800	824,139
	Kose Corp.	5,790	594,407
#	K’s Holdings Corp.	114,556	1,134,461
	Kubota Corp.	212,700	3,613,488
	Kuraray Co. Ltd.	243,000	1,943,449
	Kurita Water Industries Ltd.	31,600	1,078,075
	Kyocera Corp.	66,215	3,476,747
	Kyowa Kirin Co. Ltd.	41,800	881,009
	Kyudenko Corp.	33,600	761,976
	Kyushu Electric Power Co., Inc.	128,400	805,889
	Kyushu Railway Co.	41,400	811,471
	Lasertec Corp.	24,400	3,259,873
	Lawson, Inc.	27,900	1,026,167
	Lion Corp.	114,700	1,181,804
	Lixil Corp.	138,140	2,429,649
	M3, Inc.	132,200	4,221,666
	Mabuchi Motor Co. Ltd.	20,600	550,195
	Makita Corp.	73,100	2,160,605
	Marubeni Corp.	475,900	5,194,741

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marui Group Co. Ltd.	75,200	$1,294,754
	Maruichi Steel Tube Ltd.	30,900	659,479
	MatsukiyoCocokara & Co.	39,480	1,305,025
	Mazda Motor Corp.	202,299	1,436,475
	McDonald’s Holdings Co. Japan Ltd.	20,800	825,195
	Mebuki Financial Group, Inc.	513,249	1,033,423
	Medipal Holdings Corp.	81,450	1,341,351
	MEIJI Holdings Co. Ltd.	62,312	3,106,060
#*	Mercari, Inc.	20,000	327,748
	Minebea Mitsumi, Inc.	163,900	3,144,611
	MISUMI Group, Inc.	53,500	1,341,476
	Mitsubishi Chemical Holdings Corp.	817,590	4,985,369
	Mitsubishi Corp.	259,100	8,699,417
	Mitsubishi Electric Corp.	483,800	5,067,461
	Mitsubishi Estate Co. Ltd.	290,353	4,229,447
	Mitsubishi Gas Chemical Co., Inc.	74,800	1,092,302
	Mitsubishi HC Capital, Inc.	613,970	2,762,541
	Mitsubishi Heavy Industries Ltd.	178,400	6,099,517
	Mitsubishi Logistics Corp.	28,700	661,464
	Mitsubishi Materials Corp.	62,400	976,138
*	Mitsubishi Motors Corp.	269,299	673,519
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	5,267,351
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	9,089,627
	Mitsui & Co. Ltd., Sponsored ADR	2,088	1,012,743
	Mitsui & Co. Ltd.	284,455	6,888,302
	Mitsui Chemicals, Inc.	121,900	2,785,157
	Mitsui Fudosan Co. Ltd.	188,200	3,988,661
	Mitsui High-Tec, Inc.	7,100	613,338
	Mitsui OSK Lines Ltd.	99,000	2,317,700
	Miura Co. Ltd.	27,900	582,766
	Mizuho Financial Group, Inc.	501,612	6,090,927
#*	Money Forward, Inc.	8,500	289,014
	MonotaRO Co. Ltd.	62,000	1,065,039
	Morinaga Milk Industry Co. Ltd.	30,100	1,212,179
	MS&AD Insurance Group Holdings, Inc.	92,695	2,759,276
	Murata Manufacturing Co. Ltd.	159,900	9,531,236
	Nabtesco Corp.	51,000	1,163,187
	Nagoya Railroad Co. Ltd.	60,728	975,361
	Nankai Electric Railway Co. Ltd.	32,500	580,217
	NEC Corp.	139,055	5,394,744
	NEC Networks & System Integration Corp.	28,800	408,938
	NET One Systems Co. Ltd.	55,600	1,326,772
	Nexon Co. Ltd.	98,500	2,242,953
	NGK Insulators Ltd.	129,000	1,735,259
	NGK Spark Plug Co. Ltd.	119,400	1,832,219
#	NH Foods Ltd.	45,300	1,430,593
	Nichirei Corp.	82,300	1,511,068
	Nidec Corp.	87,600	5,663,258
	Nifco, Inc.	72,200	1,524,419
	Nihon Kohden Corp.	50,800	1,219,510
	Nihon M&A Center Holdings, Inc.	103,000	1,268,322
	Nikon Corp.	142,100	1,596,752
	Nintendo Co. Ltd.	30,500	13,919,917
	Nippon Electric Glass Co. Ltd.	37,400	752,878
	Nippon Express Holdings, Inc.	44,200	2,591,479
#	Nippon Paint Holdings Co. Ltd.	106,600	844,414
	Nippon Sanso Holdings Corp.	85,600	1,540,414
	Nippon Shinyaku Co. Ltd.	13,700	926,583
	Nippon Shokubai Co. Ltd.	15,200	611,516

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Steel Corp.	314,942	$5,000,831
	Nippon Telegraph & Telephone Corp.	296,900	8,749,447
	Nippon Yusen KK	122,100	8,808,781
	Nissan Chemical Corp.	43,300	2,287,218
*	Nissan Motor Co. Ltd.	527,700	2,112,671
	Nisshin Seifun Group, Inc.	80,770	1,076,730
	Nissin Foods Holdings Co. Ltd.	18,900	1,314,733
	Nitori Holdings Co. Ltd.	22,400	2,304,496
	Nitto Denko Corp.	67,600	4,537,374
	NOF Corp.	33,800	1,268,665
	Nomura Holdings, Inc.	388,100	1,494,361
#	Nomura Holdings, Inc., Sponsored ADR	541,211	2,045,778
	Nomura Real Estate Holdings, Inc.	84,900	2,068,651
	Nomura Research Institute Ltd.	102,234	2,890,811
	NS Solutions Corp.	22,700	677,219
	NSK Ltd.	194,253	1,074,944
	NTT Data Corp.	232,100	4,279,439
	Obayashi Corp.	357,300	2,457,201
	OBIC Business Consultants Co. Ltd.	9,700	348,636
	Obic Co. Ltd.	12,300	1,817,193
	Odakyu Electric Railway Co. Ltd.	55,400	838,925
	Oji Holdings Corp.	516,100	2,444,767
	Olympus Corp.	340,700	5,996,701
	Omron Corp.	37,600	2,216,673
	Ono Pharmaceutical Co. Ltd.	105,600	2,712,921
	Open House Group Co. Ltd.	34,000	1,315,618
	Oracle Corp.	12,300	790,415
	Orient Corp.	373,200	358,231
	Oriental Land Co. Ltd.	22,400	3,388,450
	ORIX Corp.	440,600	8,036,086
	Osaka Gas Co. Ltd.	85,500	1,541,001
	Otsuka Corp.	31,800	1,042,153
	Otsuka Holdings Co. Ltd.	65,100	2,187,517
	PALTAC Corp.	11,700	426,442
	Pan Pacific International Holdings Corp.	133,300	2,041,270
	Panasonic Corp.	840,587	7,492,315
	Panasonic Holdings Corp., ADR	102,791	917,924
*	Park24 Co. Ltd.	75,700	1,078,006
*	PeptiDream, Inc.	39,300	633,864
	Persol Holdings Co. Ltd.	56,200	1,114,987
	Pigeon Corp.	54,700	932,910
	Pola Orbis Holdings, Inc.	26,900	310,133
	Rakus Co. Ltd.	24,600	301,491
	Rakuten Group, Inc.	174,213	1,224,697
	Recruit Holdings Co. Ltd.	356,200	12,923,503
	Relo Group, Inc.	63,800	911,356
*	Renesas Electronics Corp.	304,100	3,247,168
	Rengo Co. Ltd.	168,900	999,982
	Resona Holdings, Inc.	735,331	3,197,533
	Ricoh Co. Ltd.	245,300	1,791,158
	Rinnai Corp.	12,800	818,168
	Rohm Co. Ltd.	24,662	1,722,908
	Rohto Pharmaceutical Co. Ltd.	56,800	1,516,818
	Ryohin Keikaku Co. Ltd.	195,000	1,752,490
	Sankyu, Inc.	50,500	1,539,695
	Santen Pharmaceutical Co. Ltd.	122,500	996,498
	Sanwa Holdings Corp.	177,500	1,617,070
	SBI Holdings, Inc.	149,950	3,353,947
	SCREEN Holdings Co. Ltd.	19,000	1,552,855

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SCSK Corp.	66,300	$1,054,058
	Secom Co. Ltd.	46,000	3,236,305
	Sega Sammy Holdings, Inc.	53,148	941,762
	Seibu Holdings, Inc.	86,300	857,395
	Seiko Epson Corp.	199,100	2,804,825
	Seino Holdings Co. Ltd.	71,200	581,630
	Sekisui Chemical Co. Ltd.	177,100	2,398,135
	Sekisui House Ltd.	263,560	4,577,493
	Seven & I Holdings Co. Ltd.	249,776	11,044,319
	Seven Bank Ltd.	441,500	825,302
	SG Holdings Co. Ltd.	109,000	1,920,872
	Sharp Corp.	101,100	855,437
*	SHIFT, Inc.	4,500	852,749
	Shimadzu Corp.	60,600	1,981,143
	Shimamura Co. Ltd.	11,854	1,051,312
	Shimano, Inc.	15,400	2,728,638
	Shimizu Corp.	312,700	1,639,685
	Shin-Etsu Chemical Co. Ltd.	76,000	10,445,022
	Shinko Electric Industries Co. Ltd.	22,700	978,486
	Shionogi & Co. Ltd.	49,800	2,770,170
	Shiseido Co. Ltd.	72,700	3,436,633
	Shizuoka Bank Ltd.	170,470	1,102,953
	SHO-BOND Holdings Co. Ltd.	15,300	643,059
	Showa Denko KK	136,600	2,658,012
#	Skylark Holdings Co. Ltd.	139,100	1,650,517
	SMC Corp.	7,300	3,534,807
	SMS Co. Ltd.	32,900	772,120
	Softbank Corp.	656,300	7,637,929
	SoftBank Group Corp.	488,876	20,107,584
	Sohgo Security Services Co. Ltd.	48,400	1,344,494
	Sojitz Corp.	114,999	1,753,544
	Sompo Holdings, Inc.	104,794	4,266,163
	Sony Group Corp.	367,700	31,732,883
	Square Enix Holdings Co. Ltd.	27,500	1,097,958
	Stanley Electric Co. Ltd.	61,800	1,065,624
	Subaru Corp.	320,586	4,864,796
	Sugi Holdings Co. Ltd.	21,000	900,070
	SUMCO Corp.	145,300	2,092,561
	Sumitomo Chemical Co. Ltd.	908,548	3,863,332
	Sumitomo Corp.	237,300	3,754,948
	Sumitomo Dainippon Pharma Co. Ltd.	80,569	717,677
	Sumitomo Electric Industries Ltd.	353,200	3,797,191
	Sumitomo Forestry Co. Ltd.	92,400	1,413,613
	Sumitomo Heavy Industries Ltd.	88,500	1,872,782
	Sumitomo Metal Mining Co. Ltd.	78,536	3,444,332
	Sumitomo Mitsui Financial Group, Inc.	271,540	8,204,292
	Sumitomo Mitsui Trust Holdings, Inc.	123,340	3,828,175
	Sumitomo Realty & Development Co. Ltd.	133,000	3,528,287
	Sumitomo Rubber Industries Ltd.	148,400	1,286,299
	Sundrug Co. Ltd.	47,800	1,112,884
	Suntory Beverage & Food Ltd.	62,400	2,458,623
	Suzuken Co. Ltd.	33,738	995,853
	Suzuki Motor Corp.	94,100	2,836,654
	Sysmex Corp.	52,200	3,424,192
	T&D Holdings, Inc.	190,200	2,444,153
	Taiheiyo Cement Corp.	119,900	1,939,930
	Taisei Corp.	100,000	2,708,800
	Taisho Pharmaceutical Holdings Co. Ltd.	16,200	638,084
	Taiyo Yuden Co. Ltd.	60,600	2,380,820

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takara Bio, Inc.	21,700	$349,021
	Takara Holdings, Inc.	36,800	309,962
	Takeda Pharmaceutical Co. Ltd.	509,252	14,776,722
	TBS Holdings, Inc.	17,600	230,959
#	TDK Corp.	175,502	5,421,557
	TechnoPro Holdings, Inc.	62,400	1,589,209
	Teijin Ltd.	186,000	1,987,648
	Terumo Corp.	133,900	3,985,551
	THK Co. Ltd.	60,300	1,194,931
	TIS, Inc.	87,900	1,974,177
	Tobu Railway Co. Ltd.	35,200	791,232
	Toda Corp.	117,400	674,525
#	Toei Animation Co. Ltd.	4,400	338,191
	Toei Co. Ltd.	2,800	371,375
	Toho Co. Ltd.	21,800	808,942
	Toho Gas Co. Ltd.	25,100	588,822
	Tohoku Electric Power Co., Inc.	127,100	706,999
	Tokai Carbon Co. Ltd.	86,000	711,122
	Tokio Marine Holdings, Inc.	127,081	6,871,100
#	Tokyo Century Corp.	35,400	1,090,394
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	1,210,186
	Tokyo Electron Ltd.	43,700	18,439,058
	Tokyo Gas Co. Ltd.	94,000	1,800,518
	Tokyo Ohka Kogyo Co. Ltd.	13,400	728,106
	Tokyo Tatemono Co. Ltd.	101,019	1,424,260
	Tokyu Corp.	91,317	1,116,704
	Tokyu Fudosan Holdings Corp.	367,300	1,911,308
	Toppan, Inc.	100,000	1,652,967
	Toray Industries, Inc.	571,293	2,707,520
	Toshiba Corp.	88,800	3,687,715
	Toshiba TEC Corp.	17,400	589,812
	Tosoh Corp.	159,400	2,201,077
	TOTO Ltd.	42,000	1,415,349
	Toyo Seikan Group Holdings Ltd.	72,000	778,779
	Toyo Suisan Kaisha Ltd.	39,600	1,222,704
	Toyo Tire Corp.	110,400	1,266,281
	Toyoda Gosei Co. Ltd.	47,500	691,695
	Toyota Boshoku Corp.	67,300	1,072,588
	Toyota Industries Corp.	30,100	1,805,301
#	Toyota Motor Corp., Sponsored ADR	50,791	8,685,261
	Toyota Motor Corp.	2,420,615	41,474,105
	Toyota Tsusho Corp.	88,960	3,196,085
	Trend Micro, Inc., Sponsored ADR	777	43,341
	Trend Micro, Inc.	42,500	2,369,669
	Tsumura & Co.	25,800	634,804
	Tsuruha Holdings, Inc.	25,300	1,293,033
	UBE Corp.	86,755	1,345,119
	Ulvac, Inc.	18,600	728,839
	Unicharm Corp.	84,500	2,939,923
	USS Co. Ltd.	76,400	1,271,911
	Welcia Holdings Co. Ltd.	29,200	598,573
	West Japan Railway Co.	34,200	1,269,469
#	Workman Co. Ltd.	8,300	283,405
	Yakult Honsha Co. Ltd.	32,200	1,667,335
*	Yamada Holdings Co. Ltd.	365,600	1,091,711
	Yamaha Corp.	25,500	974,278
	Yamaha Motor Co. Ltd.	189,300	3,908,228
	Yamato Holdings Co. Ltd.	140,200	2,623,422
	Yamazaki Baking Co. Ltd.	65,800	813,428

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yaoko Co. Ltd.	11,800	$624,252
	Yaskawa Electric Corp.	44,600	1,514,413
	Yokogawa Electric Corp.	109,400	1,744,108
	Yokohama Rubber Co. Ltd. (The)	104,300	1,396,430
#	Z Holdings Corp.	640,400	2,514,107
	Zenkoku Hosho Co. Ltd.	44,100	1,547,740
	Zensho Holdings Co. Ltd.	53,100	1,252,214
	Zeon Corp.	86,800	924,312
	ZOZO, Inc.	38,500	806,093

TOTAL JAPAN			1,093,611,301

NETHERLANDS — (3.4%)
Ω	ABN AMRO Bank NV	201,391	2,503,524
*Ω	Adyen NV	3,907	6,553,185
	Aegon NV	335,693	1,740,461
	Aegon NV	478,956	2,461,834
#	Akzo Nobel NV	83,222	7,219,206
	ArcelorMittal SA	303,729	8,881,054
	ASM International NV	19,439	5,841,266
	ASML Holding NV	30,871	17,520,335
	ASML Holding NV	74,552	42,030,181
	ASR Nederland NV	48,804	2,218,077
#	BE Semiconductor Industries NV	42,775	2,607,505
	Coca-Cola Europacific Partners PLC	102,269	5,208,631
#	Heineken NV	67,737	6,611,874
	IMCD NV	27,111	4,316,679
#	ING Groep NV	811,477	7,688,103
	JDE Peet’s NV	33,680	990,834
	Koninklijke Ahold Delhaize NV	322,393	9,509,292
	Koninklijke DSM NV	55,331	9,301,672
	Koninklijke KPN NV	2,817,878	9,723,349
	Koninklijke Philips NV	169,859	4,438,606
	Koninklijke Philips NV	96,407	2,485,374
	NN Group NV	103,171	5,053,479
*	OCI NV	58,691	2,223,950
	Prosus NV	151,357	7,299,746
	Randstad NV	71,837	3,798,678
Ω	Signify NV	72,935	3,085,704
	Universal Music Group NV	154,629	3,588,384
	Wolters Kluwer NV	123,619	12,483,386

TOTAL NETHERLANDS			197,384,369

NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd. (The)	233,998	741,467
*	Auckland International Airport Ltd.	250,964	1,260,593
	Chorus Ltd.	343,625	1,630,239
	Contact Energy Ltd.	207,764	1,091,511
	EBOS Group Ltd.	69,326	1,890,888
	Fisher & Paykel Healthcare Corp. Ltd.	154,697	2,125,865
	Fletcher Building Ltd.	358,572	1,428,378
#	Fonterra Co-operative Group Ltd.	22,286	40,864
	Genesis Energy Ltd.	162,964	300,956
	Infratil Ltd.	252,167	1,364,637
#	Mainfreight Ltd.	27,514	1,440,175
	Mercury NZ Ltd.	137,667	533,743
	Meridian Energy Ltd.	240,712	730,574
	Port of Tauranga Ltd.	117,196	488,752
#	Ryman Healthcare Ltd.	87,287	516,588

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Spark New Zealand Ltd.	690,945	$2,185,245
	Summerset Group Holdings Ltd.	128,964	971,352
	Vector Ltd.	65,942	187,397

TOTAL NEW ZEALAND			18,929,224

NORWAY — (0.8%)
*	Adevinta ASA	42,423	327,736
	AF Gruppen ASA	2,961	59,752
#	Aker ASA, Class A	4,857	395,898
#	Aker BP ASA	35,568	1,274,361
	Arendals Fossekompani AS	1,782	71,648
	Austevoll Seafood ASA	40,796	646,823
	Bakkafrost P/F.	11,509	790,185
	Borregaard ASA	58,411	1,114,183
	DNB Bank ASA	205,466	3,981,378
Ω	Elkem ASA	205,233	852,317
	Equinor ASA	303,757	10,266,854
	Gjensidige Forsikring ASA	49,938	1,067,644
*	Golar LNG Ltd.	6,906	154,142
	Golden Ocean Group Ltd.	99,153	1,234,369
	Kongsberg Gruppen ASA	36,323	1,560,167
	Leroy Seafood Group ASA	71,577	671,770
	Mowi ASA	92,851	2,622,767
#*	NEL ASA	413,227	587,224
*	Nordic Semiconductor ASA	36,982	735,248
	Norsk Hydro ASA	405,924	3,408,755
	Orkla ASA	167,138	1,356,265
	Salmar ASA	12,345	1,010,188
Ω	Scatec ASA	16,200	195,804
#	Schibsted ASA, Class A	21,322	444,327
#	Schibsted ASA, Class B	26,401	507,489
	SpareBank 1 SR-Bank ASA	79,319	1,010,028
	Storebrand ASA	165,283	1,435,679
#	Subsea 7 SA	106,330	871,512
*	Tekna Holding AS	90	129
	Telenor ASA	181,689	2,562,445
	TGS ASA	15,396	237,510
#	Tomra Systems ASA	35,649	1,401,912
	Wallenius Wilhelmsen ASA	38,037	238,750
	Yara International ASA	49,231	2,503,308

TOTAL NORWAY			45,598,567

PORTUGAL — (0.2%)
*††	Banco Espirito Santo SA	513,592	0
	EDP—Energias de Portugal SA	475,395	2,215,655
#	EDP Renovaveis SA	106,163	2,512,577
	Galp Energia SGPS SA	379,808	4,622,887
	Jeronimo Martins SGPS SA	109,726	2,284,127

TOTAL PORTUGAL.			11,635,246

SINGAPORE — (0.9%)
*	Capitaland Investment Ltd.	453,350	1,374,648
	City Developments Ltd.	190,200	1,166,138
	ComfortDelGro Corp. Ltd.	666,700	704,264
	Dairy Farm International Holdings Ltd.	139,500	376,768
	DBS Group Holdings Ltd.	462,726	11,226,018
	Frasers Property Ltd.	50,400	39,588
	Genting Singapore Ltd.	1,628,400	945,434

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Golden Agri-Resources Ltd.	1,088,900	$254,406
	Great Eastern Holdings Ltd.	13,000	191,230
	Hongkong Land Holdings Ltd.	374,400	1,746,561
	Jardine Cycle & Carriage Ltd.	71,910	1,498,777
	Keppel Corp. Ltd.	524,200	2,585,249
	NetLink NBN Trust	859,900	620,304
	Olam Group Ltd.	381,455	466,148
	Oversea-Chinese Banking Corp. Ltd.	839,157	7,450,526
*	SATS Ltd.	202,436	660,968
	Sembcorp Industries Ltd.	817,920	1,732,195
*	Sembcorp Marine Ltd.	3,032,100	237,747
*	Singapore Airlines Ltd.	379,100	1,494,284
	Singapore Exchange Ltd.	211,400	1,487,482
	Singapore Land Group Ltd.	12,595	23,407
	Singapore Technologies Engineering Ltd.	424,600	1,250,495
	Singapore Telecommunications Ltd.	1,312,550	2,619,579
	United Overseas Bank Ltd.	253,365	5,423,592
	UOL Group Ltd.	205,687	1,080,789
	Venture Corp. Ltd.	129,400	1,588,505
	Wilmar International Ltd.	606,700	1,933,972
	Yangzijiang Financial Holding Pte. Ltd.	1,261,800	497,257
	Yangzijiang Shipbuilding Holdings Ltd.	1,261,800	823,227

TOTAL SINGAPORE			51,499,558

SPAIN — (2.0%)
#	Acciona SA	19,324	3,782,623
	ACS Actividades de Construccion y Servicios SA	207,055	5,301,697
*Ω	Aena SME SA	13,406	1,902,439
*	Amadeus IT Group SA	73,895	4,630,476
#	Banco Bilbao Vizcaya Argentaria SA	1,007,357	5,285,856
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	640,433	3,323,847
#	Banco Santander SA	4,606,045	13,460,467
#	CaixaBank SA	1,571,191	5,071,637
Ω	Cellnex Telecom SA	63,539	2,961,570
#	Endesa SA	137,456	2,880,727
	Ferrovial SA	94,055	2,411,980
	Fluidra SA	27,500	744,265
#	Grifols SA	150,296	2,517,269
	Iberdrola SA	2,047,821	23,531,108
#	Industria de Diseno Textil SA	322,128	6,754,143
	Red Electrica Corp. SA	169,736	3,417,507
	Repsol SA	890,789	13,288,685
#*	Siemens Gamesa Renewable Energy SA	41,836	666,387
#	Telefonica SA, Sponsored ADR	73,747	352,511
	Telefonica SA	2,261,203	10,999,942

TOTAL SPAIN			113,285,136

SWEDEN — (2.8%)
	AAK AB	52,151	904,859
#	AddLife AB, Class B	44,312	979,076
	AddTech AB, Class B	79,712	1,406,150
#	AFRY AB	36,585	606,493
#	Alfa Laval AB	67,234	1,871,544
	Arjo AB, Class B	100,698	755,925
#	Assa Abloy AB, Class B	185,901	4,698,115
#	Atlas Copco AB, Class A	204,405	9,267,079
	Atlas Copco AB, Class B	123,970	4,906,455
	Atrium Ljungberg AB, Class B	12,064	197,268

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Avanza Bank Holding AB	57,177	$1,447,821
#	Axfood AB	38,731	1,146,124
	Beijer Ref AB, Class B	62,555	1,018,644
	BillerudKorsnas AB	86,203	1,330,222
#	Boliden AB	132,672	5,752,813
Ω	Bravida Holding AB	62,202	637,671
	Bure Equity AB	45,448	1,071,736
#	Castellum AB	41,599	823,800
#Ω	Dometic Group AB	144,296	1,235,762
#	Electrolux AB, Class B	159,148	2,427,071
#	Elekta AB, Class B	123,917	834,615
#	Epiroc AB, Class A	184,232	3,734,947
	Epiroc AB, Class B	115,155	2,008,976
	Essity AB, Class A	8,605	228,774
#	Essity AB, Class B	172,274	4,543,035
Ω	Evolution AB	21,829	2,239,618
	Fabege AB	51,586	626,158
*	Fastighets AB Balder, Class B	18,052	894,788
	Getinge AB, Class B	79,031	2,286,192
#	H & M Hennes & Mauritz AB, Class B	225,500	2,838,836
#	Hexagon AB, Class B	297,352	3,836,709
#	Hexpol AB	171,132	1,469,367
	HMS Networks AB	4,088	167,321
	Holmen AB, Class B	34,011	1,965,793
	Hufvudstaden AB, Class A	36,870	477,730
	Husqvarna AB, Class A	12,600	121,702
	Husqvarna AB, Class B	226,851	2,168,492
	Indutrade AB	83,588	1,971,659
#	Intrum AB	35,312	853,599
	Kindred Group PLC	123,399	1,081,887
	Lagercrantz Group AB, Class B	10,876	110,716
	Lifco AB, Class B	63,235	1,326,394
	Lundin Energy AB	44,955	1,858,703
	Medicover AB, Class B	20,764	343,810
#*	Millicom International Cellular SA	92,521	2,085,862
	Nibe Industrier AB, Class B	221,240	2,169,126
	Nolato AB, Class B	88,519	612,674
*	Nordic Entertainment Group AB, Class B	28,014	919,950
	Nyfosa AB	53,768	592,611
#*	Pandox AB	72,200	1,005,922
#	Peab AB, Class B	166,939	1,594,849
	Saab AB, Class B	41,142	1,740,262
	Sagax AB, Class B	26,580	678,971
#	Samhallsbyggnadsbolaget i Norden AB	147,663	463,834
#	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	56,325
#	Sandvik AB	275,706	5,218,650
#	Sectra AB, Class B	50,226	633,618
#	Securitas AB, Class B	221,019	2,609,527
#*Ω	Sinch AB	63,127	278,983
	Skandinaviska Enskilda Banken AB, Class A	320,811	3,597,605
	Skanska AB, Class B	182,203	3,480,476
#	SKF AB, Class A	5,065	99,411
	SKF AB, Class B	239,836	3,917,165
	SSAB AB, Class A	127,989	812,873
	SSAB AB, Class B	315,769	1,856,919
	Svenska Cellulosa AB SCA, Class A	8,605	168,943
	Svenska Cellulosa AB SCA, Class B	176,151	3,409,015
	Svenska Handelsbanken AB, Class A	292,444	2,949,683
#	Svenska Handelsbanken AB, Class B	3,612	40,773

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sweco AB, Class B	72,597	$1,024,570
	Swedbank AB, Class A	193,925	3,067,746
	Swedish Match AB	414,083	3,298,080
*	Swedish Orphan Biovitrum AB	88,054	1,852,376
#	Tele2 AB, Class B	301,984	4,002,581
#	Telefonaktiebolaget LM Ericsson, Class A	17,870	151,165
	Telefonaktiebolaget LM Ericsson, Class B	956,077	7,626,839
	Telia Co. AB	1,071,416	4,447,034
#Ω	Thule Group AB	41,115	1,426,160
#	Trelleborg AB, Class B	94,037	2,062,568
	Vitrolife AB	13,777	354,249
	Volvo AB, Class A	92,380	1,518,785
	Volvo AB, Class B	486,943	7,768,411
#	Wallenstam AB, Class B	51,490	569,307
	Wihlborgs Fastigheter AB	44,893	778,339

TOTAL SWEDEN			161,416,686

SWITZERLAND — (7.9%)
	ABB Ltd.	486,881	14,607,374
	Adecco Group AG	122,121	4,712,634
#	Alcon, Inc.	140,748	10,025,779
	Bachem Holding AG, Class B	1,570	685,066
	Baloise Holding AG	18,965	3,298,790
#	Banque Cantonale Vaudoise	5,024	424,592
	Barry Callebaut AG	1,740	4,004,705
	Chocoladefabriken Lindt & Spruengli AG	32	3,793,856
	Cie Financiere Richemont SA, Class A	102,824	11,947,191
#	Credit Suisse Group AG	389,107	2,640,993
#	Credit Suisse Group AG, Sponsored ADR	534,955	3,584,199
	EMS-Chemie Holding AG	1,693	1,510,366
	Geberit AG	8,326	4,748,099
	Givaudan SA	2,465	9,797,196
	Holcim Ltd.	193,813	9,486,739
	Julius Baer Group Ltd.	128,040	6,118,752
#	Kuehne + Nagel International AG	17,922	5,013,612
#	Logitech International SA	98,116	6,403,893
	Lonza Group AG	12,327	7,268,416
	Nestle SA	835,482	107,855,777
	Novartis AG, Sponsored ADR	140,403	12,359,676
	Novartis AG	422,743	37,357,478
	Partners Group Holding AG	4,495	4,762,440
#	Roche Holding AG	7,582	3,046,034
	Roche Holding AG	205,381	76,158,092
	Schindler Holding AG	9,145	1,755,604
	SGS SA	1,689	4,339,920
	SIG Combibloc Group AG	172,828	3,618,237
	Sika AG	39,540	12,077,809
	Sonova Holding AG	14,759	5,322,481
	Straumann Holding AG	18,640	2,197,499
#	Swatch Group AG	13,401	3,439,269
	Swatch Group AG	22,765	1,123,092
	Swiss Life Holding AG	11,467	6,704,928
	Swiss Prime Site AG	32,506	3,177,282
#	Swiss Re AG	108,156	8,869,530
#	Swisscom AG	20,449	12,091,510
	Temenos AG	29,867	3,014,947
#*	UBS Group AG	812,185	13,733,451
Ω	VAT Group AG	9,968	3,083,217
	Vifor Pharma AG	22,564	3,985,895

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	31,969	$14,554,511

TOTAL SWITZERLAND.			454,700,931

UNITED KINGDOM — (12.3%)
	3i Group PLC	342,316	5,602,086
*	Abcam PLC	51	791
	Abrdn Plc	1,583,755	3,718,859
	Admiral Group PLC	68,697	2,162,395
Ω	Airtel Africa PLC	487,940	892,800
	Anglo American PLC	389,114	17,234,237
	Antofagasta PLC	165,520	3,168,699
	Ashtead Group PLC	159,177	8,230,602
	Associated British Foods PLC	123,719	2,475,710
	AstraZeneca PLC, Sponsored ADR	326,058	21,650,251
	AstraZeneca PLC	126,555	16,887,661
Ω	Auto Trader Group PLC	324,965	2,564,675
Ω	Avast PLC	194,163	1,376,632
	AVEVA Group PLC	21,377	574,530
	Aviva PLC	1,413,278	7,582,416
	B&M European Value Retail SA	349,197	2,139,560
	BAE Systems PLC	1,270,647	11,736,529
	Barclays PLC, Sponsored ADR	734,429	5,471,496
	Barclays PLC	1,266,104	2,327,278
	Barratt Developments PLC	374,616	2,291,916
	Bellway PLC	56,503	1,716,124
	Berkeley Group Holdings PLC	53,150	2,695,573
	BP PLC, Sponsored ADR	637,245	18,301,662
	BP PLC	2,286,869	11,040,531
	British American Tobacco PLC, Sponsored ADR	12,507	522,542
	British American Tobacco PLC	433,292	18,160,286
	BT Group PLC	4,209,796	9,335,582
	Bunzl PLC	124,176	4,790,787
	Burberry Group PLC	137,831	2,720,157
*	Carnival PLC	32,893	515,705
#*	Carnival PLC, ADR	3,555	56,133
*	Centrica PLC	4,392,792	4,352,331
	Coca-Cola HBC AG	60,881	1,234,294
	Compass Group PLC	363,076	7,661,570
	Computacenter PLC	38,371	1,289,253
Ω	ConvaTec Group PLC	690,881	1,827,579
	Croda International PLC	30,613	2,973,342
	DCC PLC	41,323	3,131,000
	Dechra Pharmaceuticals PLC	26,046	1,180,284
	Diageo PLC, Sponsored ADR	105,239	20,908,885
	Diageo PLC	169,923	8,477,264
	Diploma PLC	42,857	1,469,943
	Direct Line Insurance Group PLC	685,160	2,174,615
	Drax Group PLC	159,113	1,607,948
	DS Smith PLC	846,006	3,476,464
*	easyJet PLC	112,034	776,339
	Electrocomponents PLC	179,713	2,345,700
*	Entain PLC	198,261	3,725,389
*††	Evraz PLC	179,407	0
	Experian PLC	292,203	10,091,040
	Ferguson PLC	70,177	8,803,641
*	Frasers Group PLC	91,690	778,757
	Fresnillo PLC	90,455	875,260
	Future PLC	27,065	741,262
	Games Workshop Group PLC	1,397	129,108

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	GlaxoSmithKline PLC, Sponsored ADR	352,222	$15,948,612
	GlaxoSmithKline PLC	486,669	10,970,775
	Glencore PLC	2,846,096	17,536,686
	Halma PLC	73,034	2,241,817
	Harbour Energy PLC	129,359	811,211
	Hargreaves Lansdown PLC	114,041	1,305,581
	Hikma Pharmaceuticals PLC	106,016	2,490,360
	Hiscox Ltd.	125,837	1,494,224
	HomeServe PLC	45,991	565,217
	Howden Joinery Group PLC	387,823	3,671,719
	HSBC Holdings PLC	1,377,459	8,607,918
#	HSBC Holdings PLC, Sponsored ADR	551,216	17,093,208
	IG Group Holdings PLC	249,093	2,545,749
	IMI PLC	108,722	1,830,305
#	Imperial Brands PLC, Sponsored ADR	20,437	431,425
	Imperial Brands PLC	490,857	10,217,449
	Inchcape PLC	131,822	1,179,499
*	Informa PLC	421,585	2,990,680
	InterContinental Hotels Group PLC, ADR	1,227	79,548
	InterContinental Hotels Group PLC	39,805	2,541,140
	Intermediate Capital Group PLC	126,832	2,427,117
#*	International Consolidated Airlines Group SA	232,487	412,028
	Intertek Group PLC	41,127	2,562,826
	Investec PLC	290,606	1,711,637
	ITV PLC	1,958,472	1,808,556
	J Sainsbury PLC	1,003,207	2,927,111
	JD Sports Fashion PLC	1,111,690	1,831,704
	Johnson Matthey PLC	103,301	2,841,622
*Ω	Just Eat Takeaway.com NV	39,916	1,090,650
	Kingfisher PLC	1,084,155	3,418,959
	Legal & General Group PLC	2,060,446	6,422,606
*	Liberty Global PLC, Class A	6,399	145,641
*	Liberty Global PLC, Class C	15,388	364,696
	Lloyds Banking Group PLC	11,430,511	6,492,104
	Lloyds Banking Group PLC, ADR	1,256,966	2,803,034
	London Stock Exchange Group PLC	57,148	5,634,304
	M&G PLC	1,502,506	3,989,070
	Man Group PLC	768,033	2,238,453
*	Marks & Spencer Group PLC	1,055,606	1,802,046
*	Meggitt PLC	135,885	1,317,394
	Melrose Industries PLC	1,557,859	2,263,721
	Mondi PLC	213,175	4,004,699
	National Grid PLC	278,437	4,136,730
#	National Grid PLC, Sponsored ADR	94,014	6,972,078
	Natwest Group PLC	414,944	1,113,206
#	Natwest Group PLC, Sponsored ADR	306,967	1,663,761
	Next PLC	32,817	2,458,015
*	Ocado Group PLC	58,130	664,812
	Pearson PLC	187,229	1,817,957
#	Pearson PLC, Sponsored ADR	124,784	1,209,157
	Pennon Group PLC	87,044	1,209,585
	Persimmon PLC	133,135	3,467,404
	Phoenix Group Holdings PLC	286,676	2,171,399
	Prudential PLC, ADR	25,039	628,479
	Prudential PLC	381,130	4,744,479
	Reckitt Benckiser Group PLC	172,565	13,457,579
	RELX PLC, Sponsored ADR	218,250	6,427,464
	RELX PLC	387,363	11,543,540
	Renishaw PLC	10,667	563,721

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Rentokil Initial PLC	566,438	$3,890,450
	Rightmove PLC	305,732	2,350,192
	Rio Tinto PLC	154,229	10,897,227
#	Rio Tinto PLC, Sponsored ADR	267,962	19,057,457
*	Rolls-Royce Holdings PLC	1,513,143	1,551,214
	Royal Mail PLC	628,817	2,695,297
	Sage Group PLC	310,458	2,848,945
	Schroders PLC	44,471	1,569,836
	Schroders PLC	17,881	526,227
	Severn Trent PLC	62,676	2,463,263
	Shell PLC	36,838	988,936
	Shell PLC, Sponsored ADR	918,709	49,086,622
#	Smith & Nephew PLC, Sponsored ADR	44,400	1,438,560
	Smith & Nephew PLC	178,234	2,888,916
	Smiths Group PLC	125,832	2,302,636
	Softcat PLC	46,354	818,671
	Spectris PLC	43,528	1,591,989
	Spirax-Sarco Engineering PLC	22,617	3,412,804
	SSE PLC	467,841	10,865,993
	St. James’s Place PLC	176,739	2,840,122
	Standard Chartered PLC	980,153	6,700,641
	Tate & Lyle PLC	255,172	2,480,170
	Taylor Wimpey PLC	1,582,761	2,489,297
	Tesco PLC	2,153,891	7,317,454
	Travis Perkins PLC	94,961	1,448,388
#*	TUI AG	345,138	983,988
	Unilever PLC, Sponsored ADR	406,480	18,803,765
	Unilever PLC	337,393	15,666,560
	United Utilities Group PLC	160,469	2,306,004
	Vodafone Group PLC	7,747,116	11,728,815
	Vodafone Group PLC, Sponsored ADR	167,237	2,540,336
*Ω	Watches of Switzerland Group PLC	3,159	39,941
	Weir Group PLC	127,397	2,449,141
*	Whitbread PLC	72,449	2,528,966
	WPP PLC	437,276	5,450,585

TOTAL UNITED KINGDOM			712,307,348

UNITED STATES — (0.0%)
*	Block, Inc.	3,028	284,548
	Jackson Financial, Inc.,Class A	10,779	456,649

TOTAL UNITED STATES.			741,197

TOTAL COMMON STOCKS			5,299,344,113

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	24,076	1,773,644
	Henkel AG & Co. KGaA	48,965	3,144,106
	Porsche Automobil Holding SE	53,588	4,419,933
	Sartorius AG	8,498	3,186,151
	Volkswagen AG	72,623	11,246,864

TOTAL GERMANY			23,770,698

TOTAL INVESTMENT SECURITIES (Cost $3,990,565,371)			5,323,114,811

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (7.9%)
@§ The DFA Short Term Investment Fund	39,682,906	$459,012,169

TOTAL INVESTMENTS — (100.0%) (Cost $4,449,556,785)		$5,782,126,980

As of April 30, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	260	06/17/22	$57,537,364	$53,657,500	$(3,879,864)

Total Futures Contracts			$57,537,364	$53,657,500	$(3,879,864)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,082,802	$365,251,797	—	$385,334,599
Austria	—	7,632,552	—	7,632,552
Belgium	—	44,766,002	—	44,766,002
Canada	634,626,344	3,177,513	—	637,803,857
China	—	1,593,976	—	1,593,976
Denmark	5,196,918	122,128,395	—	127,325,313
Finland	70,197	68,470,614	—	68,540,811
France	2,909,196	490,588,318	—	493,497,514
Germany	12,636,832	352,761,890	—	365,398,722
Hong Kong	195,258	119,911,164	—	120,106,422
Ireland	12,118,921	23,106,984	—	35,225,905
Israel	7,065,516	33,721,479	—	40,786,995
Italy	2,220,810	108,001,072	—	110,221,882
Japan	19,298,385	1,074,312,916	—	1,093,611,301
Netherlands	55,858,443	141,525,926	—	197,384,369
New Zealand	—	18,929,224	—	18,929,224
Norway	154,142	45,444,425	—	45,598,567
Portugal	—	11,635,246	—	11,635,246
Singapore	963,405	50,536,153	—	51,499,558
Spain	3,676,358	109,608,778	—	113,285,136
Sweden	—	161,416,686	—	161,416,686
Switzerland	37,040,471	417,660,460	—	454,700,931
United Kingdom	211,604,812	500,702,536	—	712,307,348
United States	52,930	688,267	—	741,197
Preferred Stocks
Germany	—	23,770,698	—	23,770,698
Securities Lending Collateral	—	459,012,169	—	459,012,169
Futures Contracts**	(3,879,864)	—	—	(3,879,864)

TOTAL	$1,021,891,876	$4,756,355,240	—	$5,778,247,116

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.3%)
AUSTRALIA — (6.7%)
#*	3P Learning Ltd.	182,513	$202,674
#*	5E Advanced Materials, Inc.	62,379	157,784
*	A2B Australia Ltd.	950,290	849,775
	Accent Group Ltd.	1,632,618	1,643,690
#	Adairs Ltd.	419,052	833,127
	Adbri Ltd.	1,707,812	3,485,371
	AGL Energy Ltd.	958,749	5,828,125
*	Ainsworth Game Technology Ltd.	387,271	289,341
*	Alkane Resources Ltd.	2,028,893	1,452,338
#*	Alliance Aviation Services Ltd.	42,210	112,483
*	Allkem Ltd.	845,287	7,044,803
	ALS Ltd.	1,162,784	10,529,117
*	Altech Chemicals Ltd.	165,453	10,342
	Altium Ltd.	255,250	5,750,085
	Alumina Ltd.	4,207,747	5,297,536
#*	AMA Group Ltd.	1,828,989	356,590
*	AMP Ltd.	15,760,228	12,733,084
	Ampol Ltd.	600,474	14,117,870
	Ansell Ltd.	412,472	7,900,164
	APA Group.	1,158,388	9,307,786
#	Appen Ltd.	179,024	817,771
*	Arafura Resources Ltd.	2,345,857	635,568
	ARB Corp. Ltd.	230,089	6,377,478
*	Ardea Resources Ltd.	28,411	32,871
#*	Ardent Leisure Group Ltd.	1,412,871	1,322,591
*	Argosy Minerals Ltd.	38,616	11,918
	Aristocrat Leisure Ltd.	775,551	17,994,585
	ASX Ltd.	43,079	2,604,541
	Atlas Arteria Ltd.	1,515,596	7,362,872
	AUB Group Ltd.	98,733	1,598,564
#*	Audinate Group Ltd.	12,462	53,323
#*	Aura Energy Ltd.	120,034	22,373
#*	Aurelia Metals Ltd.	5,681,890	1,796,113
	Aurizon Holdings Ltd.	5,227,723	14,763,695
*	Aussie Broadband Ltd.	193,753	753,476
	Austal Ltd.	1,707,129	2,429,889
	Australia & New Zealand Banking Group Ltd.	2,500,559	47,583,606
*	Australian Agricultural Co. Ltd.	1,582,128	1,919,314
	Australian Ethical Investment Ltd.	52,590	213,689
	Australian Finance Group Ltd.	484,888	689,744
*	Australian Mines Ltd.	76,172	10,324
*	Australian Strategic Materials Ltd.	445,830	1,973,587
	Australian Vintage Ltd.	101,209	50,505
	Auswide Bank Ltd.	44,497	222,415
	AVJennings Ltd.	297,081	109,825
	Baby Bunting Group Ltd.	379,101	1,238,325
#	Bank of Queensland Ltd.	3,140,485	17,817,738
*	Bannerman Energy Ltd.	813,943	131,150
	Bapcor Ltd.	1,489,373	7,060,027
#	Beach Energy Ltd.	11,632,707	13,262,643
	Beacon Lighting Group Ltd.	6,598	11,109
	Bega Cheese Ltd.	1,283,626	4,530,126
	Bell Financial Group Ltd.	267,799	233,184
#*	Bellevue Gold Ltd.	991,473	667,334
	Bendigo & Adelaide Bank Ltd.	1,855,742	13,836,084

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
	BHP Group Ltd.	5,730,049	$191,632,654
	BHP Group Ltd., Sponsored ADR	1,283,423	85,963,673
#*	Bigtincan Holdings Ltd.	200,510	89,989
*	Black Rock Mining Ltd.	99,755	19,611
	Blackmores Ltd.	42,784	2,166,416
*††^	Blue Sky Alternative Investments Ltd.	32,768	0
	BlueScope Steel Ltd.	2,399,569	34,111,298
*	Boss Energy Ltd.	18,464	34,797
	Boss Energy Ltd.	701	1,332
	Brambles Ltd.	1,840,841	13,593,353
	Bravura Solutions Ltd.	769,177	1,020,133
#	Breville Group Ltd.	316,158	5,239,538
	Brickworks Ltd.	382,335	6,350,399
#	BWX Ltd.	221,486	291,364
*	Calidus Resources Ltd.	54,178	38,104
*	Calix Ltd.	42,232	258,494
	Capitol Health Ltd.	1,906,520	435,585
	Capral Ltd.	2,587	17,085
*	Capricorn Metals Ltd.	353,747	1,029,094
#*	Carnarvon Energy Ltd.	1,770,268	292,282
	Carsales.com Ltd.	860,851	12,708,805
	Cash Converters International Ltd.	2,116,492	372,521
#*	Catapult Group International Ltd.	170,410	144,485
#	Cedar Woods Properties Ltd.	338,706	1,108,713
*,*††^	Centrebet Litigatation	44,010	0
	Centuria Capital Group	163,624	317,820
	Challenger Ltd.	2,149,463	10,875,316
#	Champion Iron Ltd.	404,161	2,048,777
*	City Chic Collective Ltd.	510,287	1,062,108
*	Clean Seas Seafood Ltd.	43,381	18,509
	Cleanaway Waste Management Ltd.	8,574,683	19,220,481
#	Clinuvel Pharmaceuticals Ltd.	72,545	834,354
#	Clover Corp. Ltd.	41,173	39,173
*	Cobalt Blue Holdings Ltd.	58,513	34,553
	Cochlear Ltd.	74,643	12,022,549
	Codan Ltd.	587,540	2,929,995
#*	Cogstate Ltd.	18,487	28,199
	Coles Group Ltd.	1,513,056	19,894,652
*	Collection House Ltd.	550,197	43,087
	Collins Foods Ltd.	678,091	4,855,547
	Commonwealth Bank of Australia	931,529	67,706,800
	Computershare Ltd.	710,970	12,534,450
#*	Cooper Energy Ltd.	9,128,098	1,864,151
*	Corporate Travel Management Ltd.	181,669	3,277,779
	Costa Group Holdings Ltd.	1,536,803	3,594,109
#	Credit Corp. Group Ltd.	212,266	4,058,845
*	Crown Resorts Ltd.	985,251	8,920,608
	CSL Ltd.	293,605	56,034,547
	CSR Ltd.	3,061,776	13,112,311
#*	Dacian Gold Ltd.	87,774	14,243
#*	Danakali Ltd.	56,341	10,546
	Data#3 Ltd.	522,509	2,121,966
*	De Grey Mining Ltd.	871,947	733,627
*	Decmil Group Ltd.	26,652	2,359
#*	Deep Yellow Ltd.	214,284	137,165
	Deterra Royalties Ltd.	1,360,414	4,608,655
*	Develop Global Ltd.	18,695	41,543
	Dicker Data Ltd.	149,943	1,386,534
	Domain Holdings Australia Ltd.	664,339	1,617,885

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
	Domino’s Pizza Enterprises Ltd.	146,778	$7,694,267
	Downer EDI Ltd.	3,334,914	12,902,796
#	Eagers Automotive Ltd.	459,647	4,248,671
*	Eclipx Group Ltd.	1,598,656	3,130,452
#*	Ecograf Ltd.	178,153	60,375
	Elders Ltd.	649,032	6,524,793
#*	Electro Optic Systems Holdings Ltd.	10,797	16,585
*	Elixir Energy Ltd.	311,800	35,050
#*	Elmo Software Ltd.	45,069	98,271
#	Emeco Holdings Ltd.	1,014,439	596,115
*	Emerald Resources NL	12,204	10,348
#*	EML Payments Ltd.	650,871	704,626
	Endeavour Group Ltd.	927,704	5,078,303
*	Energy World Corp. Ltd.	9,786,818	529,361
	Enero Group Ltd.	49,515	122,548
	EQT Holdings Ltd.	23,938	465,509
	Estia Health Ltd.	1,064,868	1,739,723
*	European Lithium Ltd.	596,468	38,628
	Euroz Hartleys Group Ltd.	133,074	157,935
*	EVENT Hospitality & Entertainment Ltd.	402,587	4,122,708
	Evolution Mining Ltd.	4,659,545	13,184,655
	Finbar Group Ltd.	5,532	3,105
	Fleetwood Ltd.	413,728	540,113
#*	Flight Centre Travel Group Ltd.	182,804	2,854,816
	Fortescue Metals Group Ltd.	5,627,697	85,051,774
*	Freelancer Ltd.	39,398	10,912
*	Frontier Digital Ventures Ltd.	43,551	34,679
	G8 Education Ltd.	4,843,133	3,732,280
#*	Galan Lithium Ltd.	119,680	141,643
#*	Gascoyne Resources Ltd.	58,883	11,589
	Genworth Mortgage Insurance Australia Ltd.	2,180,109	4,583,651
	Gold Road Resources Ltd.	3,381,489	3,693,364
	GrainCorp Ltd., Class A	1,135,294	8,204,048
	Grange Resources Ltd.	2,267,682	2,138,465
*	Greenland Minerals Ltd.	413,383	20,287
	GUD Holdings Ltd.	564,849	5,073,693
	GWA Group Ltd.	1,080,852	1,726,452
	Hansen Technologies Ltd.	580,011	2,244,899
	Harvey Norman Holdings Ltd.	2,107,020	7,505,337
#*	Hazer Group Ltd.	42,211	26,154
	Healius Ltd.	4,674,497	14,708,931
	Healthia Ltd.	23,223	29,893
*	Highfield Resources Ltd.	317,946	248,826
*	Hot Chili Ltd.	31,366	36,345
	HT&E Ltd.	1,243,739	1,488,224
	HUB24 Ltd.	90,734	1,515,392
#	Humm Group Ltd.	1,837,780	1,064,033
#	IDP Education Ltd.	322,567	5,984,069
	IGO Ltd.	2,683,040	24,395,187
	Iluka Resources Ltd.	1,354,820	10,612,167
#	Image Resources NL.	504,095	79,117
	Imdex Ltd.	1,381,226	2,423,136
#*	Imugene Ltd.	79,885	11,954
	Incitec Pivot Ltd.	5,775,706	15,577,199
	Infomedia Ltd.	1,490,914	1,324,602
	Inghams Group Ltd.	1,349,225	2,921,182
#	Insignia Financial Ltd.	2,917,832	7,013,999
	Insurance Australia Group Ltd.	2,290,193	7,313,249
	Integral Diagnostics Ltd.	644,127	1,786,089

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
*	Integrated Research Ltd.	399,026	$213,526
#	InvoCare Ltd.	430,506	3,693,657
*	ioneer Ltd.	974,026	452,435
	IPH Ltd.	631,544	3,348,044
	IRESS Ltd.	516,967	3,976,787
	IVE Group Ltd.	353,791	492,289
	James Hardie Industries PLC.	464,519	13,391,266
#	James Hardie Industries PLC, Sponsored ADR	39,415	1,130,816
*	Janison Education Group Ltd.	54,848	30,264
#	JB Hi-Fi Ltd.	640,419	23,718,782
#	Johns Lyng Group Ltd.	617,682	3,865,949
	Jupiter Mines Ltd.	1,938,014	334,455
*	Karoon Energy Ltd.	2,796,924	4,016,656
#	Kelsian Group Ltd.	214,475	1,188,280
#*	Kingsgate Consolidated Ltd.	617,130	621,070
*	Koba Resources Ltd.	5,573	0
#*	Kogan.com Ltd.	234,324	636,960
#*	Lark Distilling Co. Ltd.	15,656	39,051
*††^	Lednium Technology Pty Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,066,602	9,136,893
	Lifestyle Communities Ltd.	124,401	1,311,111
	Link Administration Holdings Ltd.	1,651,146	5,846,035
*	Lithium Power International Ltd.	93,703	50,325
	Lovisa Holdings Ltd.	231,664	2,652,399
	Lycopodium Ltd.	36,281	154,804
*	Lynas Rare Earths Ltd.	1,015,334	6,371,388
	MA Financial Group Ltd.	66,446	321,448
	MACA Ltd.	1,813,316	1,030,265
	Macmahon Holdings Ltd.	4,944,481	587,530
	Macquarie Group Ltd.	227,136	32,699,175
*	Macquarie Telecom Group Ltd.	261	12,817
	Mader Group Ltd.	5,780	11,826
#	Magellan Financial Group Ltd.	299,594	3,389,311
#*	Mayne Pharma Group Ltd.	7,537,063	1,506,083
	McMillan Shakespeare Ltd.	451,962	3,769,405
	McPherson’s Ltd.	645,002	404,098
	Medibank Pvt Ltd.	4,221,485	9,486,279
	Medusa Mining Ltd.	1,871,019	1,112,181
#*	Megaport Ltd.	66,753	396,572
#*	Mesoblast Ltd.	325,946	244,965
*	Mesoblast Ltd., Sponsored ADR	1,592	5,843
*	Metals X Ltd.	2,115,759	1,094,416
	Metcash Ltd.	4,566,839	15,330,746
	Michael Hill International Ltd.	142,460	114,660
*	Mincor Resources NL	379,178	666,878
	Mineral Resources Ltd.	718,379	29,190,057
*	MMA Offshore Ltd.	1,128,752	452,127
#	Monadelphous Group Ltd.	440,307	3,279,945
	Monash IVF Group Ltd.	1,535,063	1,333,853
	Money3 Corp. Ltd.	899,336	1,652,688
*	MoneyMe Ltd.	10,656	11,034
	Mount Gibson Iron Ltd.	3,636,464	1,784,401
#	Myer Holdings Ltd.	16,288,882	5,559,609
	MyState Ltd.	347,811	1,218,054
#*	Nanosonics Ltd.	175,842	485,899
	National Australia Bank Ltd.	2,773,071	63,305,535
#*	Navarre Minerals Ltd.	225,588	15,144
	Navigator Global Investments Ltd.	736,845	842,111
#*	Nearmap Ltd.	234,433	198,472

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
#*	Neometals Ltd.	551,838	$598,874
	Netwealth Group Ltd.	320,066	2,898,053
#*	New Century Resources Ltd.	36,447	58,164
#	New Hope Corp. Ltd.	2,263,298	5,574,047
*	New World Resources Ltd.	445,048	15,528
	Newcrest Mining Ltd.	1,053,830	19,806,940
*	NEXTDC Ltd.	285,810	2,218,985
	nib holdings Ltd.	1,879,111	9,356,878
	Nick Scali Ltd.	369,427	2,635,348
	Nickel Mines Ltd.	3,341,959	3,063,073
	Nine Entertainment Co. Holdings Ltd.	7,524,955	14,103,905
*	Northern Minerals Ltd.	297,071	10,370
	Northern Star Resources Ltd.	3,120,107	21,446,953
#*	Nova Minerals Ltd.	32,976	17,471
#*	Novonix Ltd.	125,604	445,017
	NRW Holdings Ltd.	2,895,425	3,947,548
	Nufarm Ltd.	1,585,253	7,131,578
	Objective Corp. Ltd.	5,200	61,992
*	OFX Group Ltd.	997,169	1,789,878
	OM Holdings Ltd.	418,603	258,441
#*	Omni Bridgeway Ltd.	875,786	2,057,639
#	oOh!media Ltd.	3,054,753	3,344,201
*	Opthea Ltd.	24,427	17,500
	Orica Ltd.	737,943	8,479,573
	Origin Energy Ltd.	2,742,448	13,117,538
	Orora Ltd.	4,597,026	12,882,396
	OZ Minerals Ltd.	1,531,359	26,581,238
#	Pacific Current Group Ltd.	236,569	1,231,120
*	Pacific Smiles Group Ltd.	108,709	176,177
	Pact Group Holdings Ltd.	868,271	1,402,179
*	Paladin Energy Ltd.	2,543,237	1,399,606
*	Panoramic Resources Ltd.	6,013,888	1,403,915
*	Pantoro Ltd.	258,725	50,703
	Paragon Care Ltd.	154,646	44,641
	Peet Ltd.	1,092,350	855,278
	Pendal Group Ltd.	1,135,450	4,179,961
*	Peninsula Energy Ltd.	168,481	26,322
	PeopleIN Ltd.	57,295	152,264
	Pepper Money Ltd.	30,518	47,096
	Perenti Global Ltd.	3,067,062	1,523,905
#	Perpetual Ltd.	215,132	4,945,826
	Perseus Mining Ltd.	5,745,142	7,994,520
#*	Pilbara Minerals Ltd.	1,145,764	2,222,433
#	Pinnacle Investment Management Group Ltd.	43,011	281,104
	Platinum Asset Management Ltd.	1,101,774	1,441,696
*	Poseidon Nickel Ltd.	465,711	27,167
#*	PPK Group Ltd.	3,734	10,186
#*	Praemium Ltd.	1,027,677	466,035
	Premier Investments Ltd.	311,841	5,525,813
#	Pro Medicus Ltd.	159,511	5,216,604
	Propel Funeral Partners Ltd.	19,036	61,836
*	Prospect Resources Ltd.	94,673	64,547
	PSC Insurance Group Ltd.	38,575	124,838
	PWR Holdings Ltd.	203,757	1,454,375
*	Qantas Airways Ltd.	216,066	837,218
	QBE Insurance Group Ltd.	2,187,797	18,874,748
	Qube Holdings Ltd.	3,872,025	8,001,353
#	Ramelius Resources Ltd.	4,046,282	4,297,236
	Ramsay Health Care Ltd.	232,123	13,172,336

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
	REA Group Ltd.	76,955	$6,894,237
	Reckon Ltd.	132,862	78,197
*	Red 5 Ltd.	2,843,263	816,512
*	Red River Resources Ltd.	74,847	11,667
*	Redbubble Ltd.	292,262	229,550
	Reece Ltd.	151,226	1,837,336
#	Regis Healthcare Ltd.	591,209	873,867
	Regis Resources Ltd.	3,673,993	5,382,627
#*	Reject Shop Ltd.	143,024	398,694
	Reliance Worldwide Corp. Ltd.	2,507,591	6,881,319
#	Resimac Group Ltd.	60,426	68,663
#*	Resolute Mining Ltd.	4,396,079	1,085,251
*	Retail Food Group Ltd.	873,488	41,228
	Ridley Corp. Ltd.	1,245,370	1,477,005
	Rio Tinto Ltd.	692,143	54,751,197
*	RPMGlobal Holdings Ltd.	153,867	183,779
#*	Rumble Resources Ltd.	192,583	50,296
*††^	Salmat Ltd.	68,805	0
	Sandfire Resources Ltd.	3,226,898	12,789,679
	Santos Ltd.	6,732,656	37,622,553
	SEEK Ltd.	218,442	4,280,456
	Select Harvests Ltd.	549,513	2,539,384
	Servcorp Ltd.	216,214	548,761
*	Service Stream Ltd.	2,650,634	1,635,598
	Seven Group Holdings Ltd.	396,675	5,534,372
*	Seven West Media Ltd.	4,756,155	2,323,907
	SG Fleet Group Ltd.	296,227	512,438
	Shaver Shop Group Ltd.	400,656	324,184
	Sigma Healthcare Ltd.	12,259,714	4,323,688
*	Silex Systems Ltd.	59,245	56,880
*	Silver Lake Resources Ltd.	4,249,861	5,551,666
#*	Silver Mines Ltd.	516,155	86,722
	Sims Ltd.	824,444	11,920,549
*††^	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp. Ltd.	336,112	2,104,979
	Sonic Healthcare Ltd.	986,778	25,484,735
	South32 Ltd., ADR	442,761	7,345,405
	South32 Ltd.	5,309,068	17,680,981
	Southern Cross Electrical Engineering Ltd.	56,353	26,394
	Southern Cross Media Group Ltd.	1,129,009	1,364,581
#*††^	Speedcast International Ltd.	1,370,682	0
	SRG Global Ltd.	103,260	46,696
	St Barbara Ltd.	4,057,519	3,792,827
*	Star Entertainment Grp Ltd.	3,998,007	8,830,316
	Steadfast Group Ltd.	1,938,363	7,017,616
#*	Strike Energy Ltd.	143,005	33,219
	Suncorp Group Ltd.	1,903,911	15,286,480
	Sunland Group Ltd.	474,685	923,956
*	Sunstone Metals Ltd.	1,483,507	68,348
	Super Retail Group Ltd.	1,308,279	9,680,067
*	Superloop Ltd.	1,140,059	760,587
	Symbio Holdings Ltd.	98,233	337,257
*	Syrah Resources Ltd.	2,460,581	3,351,576
	Tabcorp Holdings Ltd.	3,189,951	12,199,062
	Tassal Group Ltd.	1,212,059	3,213,791
	Technology One Ltd.	1,268,229	9,151,845
	Telstra Corp. Ltd.	5,536,444	15,716,016
#	Telstra Corp. Ltd., ADR	35,561	504,255
#*	Temple & Webster Group Ltd.	54,749	223,461

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
#	TPG Telecom Ltd.	1,184,356	$4,855,006
	Transurban Group	1,242,888	12,480,598
	Treasury Wine Estates Ltd.	999,312	7,906,238
#*	Tuas Ltd.	842,979	952,604
#*	Tyro Payments Ltd.	226,747	193,809
	United Malt Grp Ltd.	1,299,693	3,797,523
*	Uniti Group Ltd.	771,288	2,663,418
*††^	Virgin Australia Holdings Ltd.	3,195,173	0
	Virtus Health Ltd.	426,280	2,460,707
	Vita Group Ltd.	881,280	312,700
Ω	Viva Energy Group Ltd.	3,684,599	7,229,187
*	Walkabout Resources Ltd.	27,529	4,615
#*	Warrego Energy Ltd.	232,025	22,073
#*	Webjet Ltd.	618,822	2,567,600
	Wesfarmers Ltd.	915,195	31,668,546
*	West African Resources Ltd.	2,427,372	2,315,694
*	Western Areas Ltd.	1,817,125	4,911,475
	Westgold Resources Ltd.	1,780,115	2,055,370
	Westpac Banking Corp.	3,027,699	50,683,645
	Whitehaven Coal Ltd.	4,646,331	15,955,711
*	Widgie Nickel Ltd.	130,825	44,517
	WiseTech Global Ltd.	43,637	1,352,869
	Woodside Petroleum Ltd.	1,680,454	36,560,096
	Woolworths Group Ltd.	1,011,883	27,374,531
	Worley Ltd.	1,030,649	10,023,076
*	Xero Ltd.	40,361	2,661,490
#	Yancoal Australia Ltd.	5,285	19,918
#*	Zip Co. Ltd.	312,155	229,604

TOTAL AUSTRALIA			2,223,734,151

AUSTRIA — (0.5%)
	Addiko Bank AG	9,380	106,761
	Agrana Beteiligungs AG	84,603	1,500,551
	ANDRITZ AG	293,662	12,483,888
	AT&S Austria Technologie & Systemtechnik AG	198,230	10,150,556
Ω	BAWAG Group AG	251,870	11,959,759
#*	DO & Co. AG	23,970	2,109,393
	Erste Group Bank AG	533,057	16,597,131
	EVN AG	168,166	4,280,885
#*	FACC AG	30,403	250,838
*	Flughafen Wien AG	14,020	394,825
#*	Kapsch TrafficCom AG	10,948	155,536
#	Lenzing AG	55,037	4,996,742
#	Mayr Melnhof Karton AG	22,086	3,886,403
	Oberbank AG	2,814	292,018
#	Oesterreichische Post AG	143,988	4,638,372
	OMV AG	405,120	20,708,777
	Palfinger AG	44,518	1,128,237
#	POLYTEC Holding AG	63,673	405,612
*	Porr AG	65,497	829,529
#	Raiffeisen Bank International AG	701,884	7,989,762
#	Rosenbauer International AG	4,139	160,483
	S IMMO AG	151,701	3,641,180
*	Schoeller-Bleckmann Oilfield Equipment AG	21,068	1,205,478
#	Semperit AG Holding	39,636	958,597
	Strabag SE	72,227	2,823,061
	Telekom Austria AG, ADR	4,200	60,039
	Telekom Austria AG	563,641	4,018,612
	UBM Development AG	4,439	201,062

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRIA — (Continued)
	UNIQA Insurance Group AG	669,500	$5,104,305
#	Verbund AG	34,475	3,685,006
	Vienna Insurance Group AG Wiener Versicherung Gruppe	200,570	4,975,147
	voestalpine AG	627,528	16,330,075
	Wienerberger AG	297,486	8,397,389
	Zumtobel Group AG	110,458	797,836

TOTAL AUSTRIA			157,223,845

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	122,493	21,837,581
	Ageas SA	588,860	28,177,875
*	AGFA-Gevaert NV	1,263,618	5,058,744
#	Anheuser-Busch InBev SA	913,054	52,536,695
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	6,785,649
*	Argenx SE, ADR	5,187	1,490,329
*	Argenx SE	8,301	2,391,590
	Atenor	3,938	233,359
	Banque Nationale de Belgique	92	164,394
	Barco NV	146,163	3,291,570
	Bekaert SA	236,047	8,749,991
#*Ω	Biocartis Group NV	19,986	43,486
#*	bpost SA	419,997	2,544,761
	Cie d’Entreprises CFE	55,505	7,251,604
#	Deceuninck NV	286,785	804,711
	D’ieteren Group	150,920	24,224,570
	Econocom Group SA/NV	497,469	1,900,773
#	Elia Group SA	82,287	13,098,306
#	Etablissements Franz Colruyt NV	303,267	11,136,209
#*	Euronav NV	917,318	10,666,961
	EVS Broadcast Equipment SA	54,770	1,214,094
	Exmar NV	139,830	710,869
	Fagron	277,592	5,207,013
*	Galapagos NV	123,477	7,249,728
	Gimv NV	104,520	5,997,691
*	Greenyard NV	25,332	208,119
	Immobel SA	10,459	754,441
	Ion Beam Applications	72,762	1,187,145
	Jensen-Group NV	9,952	344,508
	KBC Group NV	306,607	20,859,040
*	Kinepolis Group NV	65,202	3,608,038
	Lotus Bakeries NV	1,193	6,787,671
*	MDxHealth SA	25,853	21,081
	Melexis NV	89,077	7,645,882
#*	Ontex Group NV	332,133	2,301,144
	Orange Belgium SA	183,474	3,556,098
#*	Oxurion NV	114,034	120,796
*	Picanol	5,463	392,208
#	Proximus SADP	660,686	11,547,671
	Recticel SA	258,558	5,649,544
	Resilux	5,708	1,416,220
	Roularta Media Group NV	8,176	164,982
	Shurgard Self Storage SA	68,754	3,978,560
	Sipef NV	18,495	1,256,495
	Solvay SA	309,195	29,075,843
#	Telenet Group Holding NV	122,760	3,658,542
	TER Beke SA	1,957	223,080
*	Tessenderlo Group SA	220,869	7,732,300
	UCB SA	132,842	15,100,500
#	Umicore SA	393,705	15,135,379

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
BELGIUM — (Continued)
	Van de Velde NV	26,759	$1,099,911
	VGP NV	31,155	8,103,311
	Viohalco SA	172,079	762,763

TOTAL BELGIUM.			375,459,825

CANADA — (11.3%)
#*	5N Plus, Inc.	279,292	426,118
	Absolute Software Corp.	81,296	623,334
#	Acadian Timber Corp.	47,364	694,247
*	Aclara Resources, Inc.	226,465	104,008
*	Advantage Energy Ltd.	4,342,012	36,266,523
	Aecon Group, Inc.	337,250	3,929,967
	Africa Oil Corp.	435,095	894,135
#	AG Growth International, Inc.	62,053	1,878,520
	AGF Management Ltd., Class B	811,921	4,455,722
	Agnico Eagle Mines Ltd.	1,318,976	76,784,994
#*	Aimia, Inc.	381,890	1,462,576
#*	Air Canada	65,716	1,150,983
#	AirBoss of America Corp.	95,983	2,325,140
	Alamos Gold, Inc.,Class A	2,552,081	19,823,500
*	Alexco Resource Corp.	12,200	12,821
	Algoma Central Corp.	16,660	223,837
#	Algonquin Power & Utilities Corp.	786,006	11,377,554
	Alimentation Couche-Tard, Inc.	792,230	35,268,465
#	AltaGas Ltd.	830,170	18,986,023
#	Altius Minerals Corp.	170,895	2,852,130
#	Altus Group Ltd.	62,899	2,355,561
*	Americas Gold & Silver Corp.	51,477	45,681
	Amerigo Resources Ltd.	422,574	523,016
	Andlauer Healthcare Group, Inc.	28,118	979,255
	Andrew Peller Ltd., Class A	102,169	537,627
#	ARC Resources Ltd.	3,376,466	46,810,299
#*	Argonaut Gold, Inc.	1,405,841	2,352,826
*	Aritzia, Inc.	324,111	11,542,504
	Atco Ltd., Class I	146,472	5,218,560
#*	Athabasca Oil Corp.	1,945,456	3,725,390
*	ATS Automation Tooling Systems, Inc.	191,967	5,602,182
#*	Aurora Cannabis, Inc.	144,010	436,425
*	AutoCanada, Inc.	227,348	5,291,484
#	B2Gold Corp.	5,742,597	24,362,399
#	Badger Infrastructure Solutions Ltd.	160,010	3,705,521
	Bank of Montreal	934,805	99,126,684
	Bank of Nova Scotia	1,296,960	82,125,023
	Barrick Gold Corp.	1,521,883	34,029,094
*	Bausch Health Cos., Inc.	468,291	8,902,212
*	Baytex Energy Corp.	371,113	1,897,958
	BCE, Inc.	111,114	5,907,796
	Birchcliff Energy Ltd.	1,364,140	9,981,642
	Bird Construction, Inc.	155,572	1,041,466
	Black Diamond Group Ltd.	294,298	1,001,115
#*	BlackBerry Ltd.	424,307	2,427,036
	BMTC Group, Inc.	7,200	85,527
#*	Bombardier, Inc., Class A	123,500	137,473
#*	Bombardier, Inc., Class B	3,374,531	3,309,780
*	Bonterra Energy Corp.	136,052	1,240,158
	Boralex, Inc., Class A	172,816	5,180,512
	Bridgemarq Real Estate Services	32,200	350,662
#	Brookfield Asset Management Reinsurance Partners Ltd., Class A	1,312	65,810
	Brookfield Asset Management, Inc., Class A	169,935	8,472,959

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
#	Brookfield Infrastructure Corp., Class A	131,559	$9,334,529
#	BRP, Inc.	114,940	9,311,334
#*	CAE, Inc.	237,612	5,650,441
*	Calfrac Well Services Ltd.	44,963	176,401
#	Calian Group Ltd.	23,649	1,305,560
#	Cameco Corp.	397,825	10,268,842
#	Canaccord Genuity Group, Inc.	521,257	4,585,062
#	Canacol Energy Ltd.	738,579	1,638,540
#*	Canada Goose Holdings, Inc.	141,484	3,081,743
	Canadian Imperial Bank of Commerce	622,029	68,765,574
	Canadian National Railway Co.	582,278	68,483,788
	Canadian Natural Resources Ltd.	3,335,560	206,377,555
	Canadian Pacific Railway Ltd.	638,090	46,695,409
#	Canadian Tire Corp. Ltd., Class A	167,515	23,073,817
#	Canadian Utilities Ltd., Class A	212,488	6,387,955
#	Canadian Western Bank	567,869	14,326,575
*	Canfor Corp.	496,067	9,452,941
#*	Canfor Pulp Products, Inc.	157,874	694,343
#*	Canopy Growth Corp.	200,794	1,151,707
#	Capital Power Corp.	338,869	11,136,924
#*	Capstone Copper Corp.	3,589,481	16,345,669
*	Cardinal Energy Ltd.	603,543	3,218,205
#	Cargojet, Inc.	7,533	880,106
#	Cascades, Inc.	544,233	5,350,611
	CCL Industries, Inc., Class B	283,856	12,375,958
*	Celestica, Inc.	613,467	6,891,118
	Cenovus Energy, Inc.	2,600,495	48,065,518
	Centerra Gold, Inc.	1,370,602	12,685,523
	CES Energy Solutions Corp.	1,087,618	2,226,626
*	CGI, Inc.	281,166	22,419,410
#	Chesswood Group Ltd.	31,923	336,463
	CI Financial Corp.	721,293	9,404,630
	Clairvest Group, Inc.	516	24,251
#	Cogeco Communications, Inc.	128,057	10,516,494
#	Cogeco, Inc.	49,890	2,970,914
	Colliers International Group, Inc.	84,811	9,355,656
	Computer Modelling Group Ltd.	387,353	1,438,270
*	Conifex Timber, Inc.	32,928	46,394
	Constellation Software, Inc.	22,001	34,626,678
*	Copper Mountain Mining Corp.	1,301,531	2,907,713
	Corby Spirit & Wine Ltd.	40,385	600,753
#	Corus Entertainment, Inc., Class B	1,831,025	6,000,557
#	Crescent Point Energy Corp.	2,758,426	19,104,496
*	Crew Energy, Inc.	3,994,584	15,702,837
#*	Cronos Group, Inc.	306,337	925,138
#*	Denison Mines Corp.	2,156,614	2,786,735
*	Descartes Systems Group, Inc.	40,006	2,485,009
	Dexterra Group, Inc.	149,186	821,036
#*	DIRTT Environmental Solutions	124,732	140,787
	Dollarama, Inc.	342,577	19,045,537
#	Doman Building Materials Group Ltd.	328,420	1,825,337
#	Dorel Industries, Inc., Class B	179,394	1,160,444
	DREAM Unlimited Corp., Class A	139,429	5,014,299
	Dundee Precious Metals, Inc.	875,387	5,069,769
	ECN Capital Corp.	1,256,127	5,690,779
	E-L Financial Corp. Ltd.	538	371,049
*	Eldorado Gold Corp.	859,411	8,349,221
#	Element Fleet Management Corp.	1,753,120	15,652,735
#	Emera, Inc.	299,489	14,460,984

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
	Empire Co. Ltd., Class A	485,506	$16,035,511
	Enbridge, Inc.	848,644	37,034,826
#	Endeavour Mining PLC	726,540	17,781,048
*	Endeavour Silver Corp.	501,471	1,904,824
	Enerflex Ltd.	488,084	3,366,228
#*	Energy Fuels, Inc.	220,413	1,660,842
#	Enerplus Corp.	1,127,385	13,801,661
	Enghouse Systems Ltd.	166,592	4,685,299
*	Ensign Energy Services, Inc.	828,118	2,623,625
#*	Equinox Gold Corp.	385,657	2,749,805
	Equitable Group, Inc.	169,156	7,591,051
#*	ERO Copper Corp.	67,234	966,654
	Evertz Technologies Ltd.	115,129	1,260,939
	Exchange Income Corp.	102,091	3,294,027
#	Exco Technologies Ltd.	152,652	1,023,106
#	Extendicare, Inc.	487,066	2,756,369
#	Fairfax Financial Holdings Ltd.	76,497	42,032,411
#	Fiera Capital Corp.	272,763	2,082,906
	Finning International, Inc.	611,994	17,216,723
	Firm Capital Mortgage Investment Corp.	136,718	1,417,572
#	First Majestic Silver Corp.	548,167	5,648,572
#	First National Financial Corp.	74,235	2,098,794
	First Quantum Minerals Ltd.	1,282,928	36,780,634
	FirstService Corp.	101,865	12,718,497
#*	Fission Uranium Corp.	1,807,387	1,224,012
#	Fortis, Inc.	300,169	14,605,018
#*,*	Fortuna Silver Mines, Inc.	1,690,947	5,905,888
#	Franco-Nevada Corp.	23,160	3,500,866
#	Freehold Royalties Ltd.	519,444	6,057,114
*	Frontera Energy Corp.	104,844	1,128,706
#*	Galiano Gold, Inc.	738,913	333,608
	Gamehost, Inc.	83,742	539,745
*	GDI Integrated Facility Services, Inc.	12,221	412,298
*	Gear Energy Ltd.	537,509	623,429
	George Weston Ltd.	216,346	26,915,049
#	GFL Environmental, Inc.	25,477	767,622
	Gibson Energy, Inc.	591,838	11,268,717
#	Gildan Activewear, Inc.	438,616	14,860,929
	goeasy Ltd.	82,351	7,391,814
#*	GoldMoney, Inc.	48,197	70,533
*	Gran Tierra Energy, Inc.	1,921,398	3,096,014
#	Great-West Lifeco, Inc.	403,913	11,142,861
	Guardian Capital Group Ltd., Class A	18,139	467,507
#	Hardwoods Distribution, Inc.	16,000	404,779
*	Headwater Exploration, Inc.	80,087	413,324
*	Heroux-Devtek, Inc.	166,614	1,986,943
	High Liner Foods, Inc.	114,391	1,063,191
#	HLS Therapeutics, Inc.	1,000	10,664
#	Home Capital Group, Inc.	468,492	11,684,493
#	Hudbay Minerals, Inc.	4,199,833	26,904,515
#Ω	Hydro One Ltd.	246,144	6,654,405
#*	i-80 Gold Corp.	413,213	1,083,974
	iA Financial Corp., Inc.	471,017	24,627,885
#*,*	IAMGOLD Corp.	2,542,163	7,183,129
*	IBI Group, Inc.	80,502	708,109
#	IGM Financial, Inc.	176,244	5,585,096
#*	Imperial Metals Corp.	164,385	473,455
#	Imperial Oil Ltd.	309,326	15,509,606
	Information Services Corp.	15,844	266,708

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
#	Innergex Renewable Energy, Inc.	420,594	$5,631,281
	Intact Financial Corp.	126,572	17,707,173
#	Interfor Corp.	474,828	13,535,361
#	Intertape Polymer Group, Inc.	240,434	7,439,576
#*	Invesque, Inc.	89,083	115,808
*	Ivanhoe Mines Ltd., Class A	822,334	6,593,267
Ω	Jamieson Wellness, Inc.	85,138	2,140,628
*	Karora Resources, Inc.	28,620	147,038
	K-Bro Linen, Inc.	31,864	781,811
*	Kelt Exploration Ltd.	835,753	4,313,270
#	Keyera Corp.	387,088	9,603,000
*	Kinaxis, Inc.	70,559	7,808,094
	Kingsway Financial Services, Inc.	14,675	82,620
#	Kinross Gold Corp.	8,338,438	42,125,453
*	Knight Therapeutics, Inc.	659,645	2,736,860
#	KP Tissue, Inc.	37,940	329,887
#	Labrador Iron Ore Royalty Corp.	230,597	6,239,483
*	Laramide Resources Ltd.	26,500	12,996
#*	Largo, Inc.	59,040	493,589
#	Lassonde Industries, Inc., Class A	4,685	501,304
#	Laurentian Bank of Canada	306,459	9,320,323
	Leon’s Furniture Ltd.	123,748	1,888,032
#	LifeWorks, Inc.	217,422	3,198,751
#*	Lightspeed Commerce, Inc.	25,690	574,171
*††^	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	319,294	12,645,996
	Loblaw Cos. Ltd.	318,360	29,121,116
#*	Lucara Diamond Corp.	1,820,013	878,378
*	Lundin Gold, Inc.	51,594	415,676
#	Lundin Mining Corp.	4,332,200	39,556,849
#*	MAG Silver Corp.	42,103	620,598
	Magellan Aerospace Corp.	79,701	608,002
	Magna International, Inc.	1,291,261	77,821,205
*	Mainstreet Equity Corp.	18,373	1,711,943
*	Major Drilling Group International, Inc.	516,619	4,668,934
*	Mandalay Resources Corp.	42,348	118,013
#	Manulife Financial Corp.	1,500,954	29,357,987
#	Maple Leaf Foods, Inc.	377,062	8,303,494
#*	Marathon Gold Corp.	309,500	549,301
#	Martinrea International, Inc.	654,254	3,906,222
	Maverix Metals, Inc.	71,610	322,961
*	Maxim Power Corp.	24,537	69,525
#*	MDF Commerce, Inc.	22,395	43,931
#	Medical Facilities Corp.	168,105	1,299,407
#*	MEG Energy Corp.	1,414,917	21,257,072
	Melcor Developments Ltd.	8,941	107,391
*††^	Mercator Minerals Ltd.	131,933	0
#	Methanex Corp.	299,729	15,029,792
	Metro, Inc.	293,894	16,153,706
	Morguard Corp.	9,067	890,714
*	Mountain Province Diamonds, Inc.	32,000	18,682
#	MTY Food Group, Inc.	47,756	1,930,461
#	Mullen Group Ltd.	495,275	4,738,201
	National Bank of Canada	857,639	59,897,537
#	Neo Performance Materials, Inc.	6,756	67,894
*	New Gold, Inc.	6,105,547	8,887,536
*	New Pacific Metals Corp.	9,608	30,913
#	NFI Group, Inc.	193,486	1,775,737
	North American Construction Group Ltd.	119,112	1,498,568

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
#	North West Co., Inc.	216,659	$6,042,807
#	Northland Power, Inc.	516,093	15,575,391
	Nutrien Ltd.	738,642	72,573,450
*	NuVista Energy Ltd.	1,036,904	8,846,353
#*	Obsidian Energy Ltd.	86,800	713,508
*	OceanaGold Corp.	4,177,989	10,407,165
#	Onex Corp.	239,869	14,412,866
	Open Text Corp.	344,905	13,813,405
*††^	Orbite Technologies, Inc.	174,500	0
#*	Organigram Holdings, Inc.	139,931	197,303
#	Osisko Gold Royalties Ltd.	508,900	6,262,920
#*	Osisko Mining, Inc.	924,589	2,914,868
#	Pan American Silver Corp.	1,041,404	25,803,430
	Paramount Resources Ltd., Class A	384,613	9,299,084
#	Parex Resources, Inc.	902,677	17,594,701
	Park Lawn Corp.	137,639	3,640,659
#	Parkland Corp.	599,346	17,024,198
	Pason Systems, Inc.	276,912	3,494,137
*	Patriot One Technologies, Inc.	184,683	79,069
	Pembina Pipeline Corp.	820,254	31,045,996
	Petrus Resources Ltd.	22,921	38,896
#	Peyto Exploration & Development Corp.	868,245	8,847,020
	PHX Energy Services Corp.	163,882	887,883
*	Pine Cliff Energy Ltd.	408,078	489,192
#	Pizza Pizza Royalty Corp.	128,187	1,350,072
*	Points.com, Inc.	6,420	102,784
#	Polaris Infrastructure, Inc.	93,078	1,361,410
#	Pollard Banknote Ltd.	24,687	414,701
#	PrairieSky Royalty Ltd.	665,368	9,131,232
*	Precision Drilling Corp.	69,220	4,983,952
#	Premium Brands Holdings Corp.	116,054	9,474,755
	Primo Water Corp.	63,525	929,152
	Primo Water Corp.	584,206	8,552,776
#	Quarterhill, Inc.	719,660	1,254,846
#	Quebecor, Inc., Class B	464,603	10,932,899
#*	Questerre Energy Corp., Class A	145,025	22,578
*	Real Matters, Inc.	15,805	56,101
*	Recipe Unlimited Corp.	80,546	898,474
#	Restaurant Brands International, Inc.	340,003	19,418,190
#*	RF Capital Group, Inc.	11,366	140,849
#	Richelieu Hardware Ltd.	177,191	5,030,285
	Ritchie Bros Auctioneers, Inc.	241,920	13,326,230
	Rogers Communications, Inc., Class B	497,363	27,091,503
#	Rogers Sugar, Inc.	538,773	2,562,490
	Royal Bank of Canada	2,099,530	212,089,163
	Russel Metals, Inc.	319,501	8,515,716
*	Sabina Gold & Silver Corp.	1,171,097	1,203,322
	Sandstorm Gold Ltd.	572,532	4,260,620
	Saputo, Inc.	241,984	5,172,522
#	Savaria Corp.	36,700	438,235
*	Seabridge Gold, Inc.	89,910	1,587,811
#	Secure Energy Services, Inc.	925,483	4,747,544
	Shaw Communications, Inc., Class B	679,355	20,231,784
*	ShawCor Ltd.	364,694	1,379,685
*	Shopify, Inc., Class A	6,994	2,985,179
#	Sienna Senior Living, Inc.	179,305	1,938,696
#*	Sierra Wireless, Inc.	144,235	2,268,020
*	SilverCrest Metals, Inc.	63,199	476,520
Ω	Sleep Country Canada Holdings, Inc.	142,863	2,775,745

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
#	SNC-Lavalin Group, Inc.	427,373	$9,504,571
*††^	Southern Pacific Resource Corp.	665,787	0
*Ω	Spin Master Corp.	80,827	2,907,419
	Sprott, Inc.	46,690	2,150,161
#	SSR Mining, Inc.	1,238,144	27,240,161
	Stantec, Inc.	356,306	16,354,751
	Stelco Holdings, Inc.	43,148	1,574,911
	Stella-Jones, Inc.	242,967	6,714,147
*Ω	STEP Energy Services Ltd.	12,872	40,280
	Sun Life Financial, Inc.	394,613	19,631,963
	Suncor Energy, Inc.	2,892,177	103,944,858
	Sundial Growers, Inc.	1,073,151	503,737
#*	SunOpta, Inc.	214,162	1,178,195
#	Superior Plus Corp.	928,769	8,191,299
	Supremex, Inc.	5,100	13,339
*	Surge Energy, Inc.	98,169	751,940
*	Taiga Building Products Ltd.	19,400	38,811
	Tamarack Valley Energy Ltd.	1,398,189	5,474,558
#*,*	Taseko Mines Ltd.	1,725,780	3,342,593
#	TC Energy Corp.	421,649	22,305,232
	Teck Resources Ltd., Class A	3,700	159,849
	Teck Resources Ltd.,Class B	1,382,341	54,546,640
	TECSYS, Inc.	2,070	42,056
	TELUS Corp.	174,880	4,375,233
	TerraVest Industries, Inc.	2,500	43,397
	TFI International, Inc.	315,186	25,354,238
	Thomson Reuters Corp.	39,691	3,968,258
	Tidewater Midstream & Infrastructure Ltd.	571,330	560,367
	Timbercreek Financial Corp.	184,837	1,310,758
	TMX Group Ltd.	97,782	9,955,169
#*	Torex Gold Resources, Inc.	426,256	4,771,386
#	Toromont Industries Ltd.	230,107	20,256,724
#	Toronto-Dominion Bank.	1,110,180	80,192,902
*	Total Energy Services, Inc.	227,898	1,431,623
	Tourmaline Oil Corp.	1,289,685	66,419,305
#	TransAlta Corp.	421,210	4,519,583
#	TransAlta Corp.	1,032,557	11,075,885
#	TransAlta Renewables, Inc.	304,090	4,218,179
#	Transcontinental, Inc., Class A	575,097	7,198,505
	TransGlobe Energy Corp.	159,560	697,277
#*	Trevali Mining Corp.	258,153	204,971
*	Trican Well Service Ltd.	1,775,523	6,191,835
#	Tricon Residential, Inc.	582,518	8,429,541
*	Trisura Group Ltd.	53,688	1,291,472
*	Turquoise Hill Resources Ltd.	313,794	8,554,248
*	Uni-Select, Inc.	210,139	4,936,749
#	Vermilion Energy, Inc.	861,297	16,779,100
	VersaBank	23,598	239,109
*	Victoria Gold Corp.	18,601	202,712
*	Viemed Healthcare, Inc.	6,346	31,603
	Wajax Corp.	120,993	1,827,162
	Waste Connections, Inc.	78,847	10,878,289
*	Wesdome Gold Mines Ltd.	549,251	5,605,169
	West Fraser Timber Co. Ltd.	343,434	30,182,286
#	Western Forest Products, Inc.	2,306,543	3,698,656
#	Westshore Terminals Investment Corp.	261,041	6,996,179
#	Wheaton Precious Metals Corp.	133,324	5,980,913
#	Whitecap Resources, Inc.	2,613,366	21,421,202
#*	WildBrain Ltd.	392,989	859,611

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
#	Winpak Ltd.	107,831	$3,566,527
	WSP Global, Inc.	142,110	16,573,324
#	Yamana Gold, Inc.	3,620,422	19,979,266
#*	Yangarra Resources Ltd.	278,894	659,976
#	Yellow Pages Ltd.	91,812	991,268

TOTAL CANADA			3,734,684,001

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	1,116,100	8,755,100
	BOE Varitronix Ltd.	3,064,000	3,471,604
	CGN Mining Co. Ltd.	915,000	89,241
*	China Display Optoelectronics Technology Holdings Ltd.	2,472,000	131,318
	China Gold International Resources Corp. Ltd.	2,653,959	9,916,322
	Fountain SET Holdings Ltd.	8,828,000	1,573,130
	GDH Guangnan Holdings Ltd.	1,986,000	169,621
*	Goodbaby International Holdings Ltd.	3,886,000	488,163
*††^	Hanfeng Evergreen, Inc.	42,625	0
Ω	JS Global Lifestyle Co. Ltd.	1,549,500	1,838,186
*	Meilleure Health International Industry Group Ltd.	126,000	5,817
*	Neo-Neon Holdings Ltd.	4,675,000	288,191

TOTAL CHINA			26,726,693

DENMARK — (2.1%)
*	ALK-Abello AS	433,400	9,454,073
	Alm Brand AS	4,857,214	8,383,380
#	Ambu AS, Class B	64,919	854,493
	AP Moller - Maersk AS, Class A	2,954	8,361,706
	AP Moller - Maersk AS, Class B	3,757	10,873,608
#*	Bang & Olufsen AS	533,253	1,276,443
	BankNordik P/F	1,342	23,656
#*	Bavarian Nordic AS	338,191	6,415,774
#*	Brodrene Hartmann AS	12,158	400,886
*	Broendbyernes IF Fodbold AS	121,106	8,605
	Carlsberg AS, Class B	173,585	22,051,045
#	cBrain AS	7,006	226,776
	Chemometec AS	41,846	4,730,374
#	Chr Hansen Holding AS	312,437	24,341,871
	Coloplast AS, Class B	96,551	13,008,188
*	Columbus AS	474,800	624,481
	D/S Norden AS	168,448	6,258,791
	Danske Bank AS	1,157,341	17,752,274
*	Demant AS	324,288	14,250,356
	Dfds AS	174,840	6,770,976
#	Djurslands Bank AS	1,040	53,323
*	Drilling Co. of 1972 AS	67,925	3,387,291
	DSV AS	150,969	24,751,659
#	FLSmidth & Co. AS	223,791	6,134,570
#	Fluegger Group AS	350	23,900
*	Genmab AS	70,499	24,790,369
#	GN Store Nord AS	600,927	22,552,508
	GronlandsBANKEN AS	33	2,877
	H Lundbeck AS	345,515	7,918,566
*	H+H International A/S, Class B	116,159	2,836,871
*	Harboes Bryggeri AS, Class B	2,462	27,061
#*	ISS AS	784,977	12,884,643
	Jeudan AS	19,146	748,464
*	Jyske Bank AS	298,193	16,488,320
	Matas AS	208,871	2,899,537

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
DENMARK — (Continued)
*	MT Hoejgaard Holding AS	328	$7,432
#Ω	Netcompany Group AS	62,073	3,452,017
*	Nilfisk Holding AS	155,838	4,362,527
*	NKT AS	216,606	10,323,322
#*Ω	NNIT AS	69,046	851,746
	North Media AS	20,687	230,603
	Novo Nordisk AS, Sponsored ADR	595,283	67,862,262
	Novo Nordisk AS, Class B	891,477	101,830,058
	Novozymes AS, Class B	233,804	16,298,365
#*	NTG Nordic Transport Group AS, Class A	6,037	327,800
#Ω	Orsted AS	74,096	8,197,272
	Pandora AS	399,412	35,070,926
*	Parken Sport & Entertainment AS	10,398	132,220
	Per Aarsleff Holding AS	97,171	3,729,108
	Ringkjoebing Landbobank AS	151,626	18,593,626
	Rockwool International AS, Class A	4,570	1,269,004
#	Rockwool International AS, Class B	34,285	9,588,830
#	Royal Unibrew AS	240,968	20,769,304
#*	RTX AS	28,702	648,980
Ω	Scandinavian Tobacco Group AS, Class A	309,540	6,452,587
	Schouw & Co. AS	71,013	5,429,032
#	SimCorp AS	150,405	10,529,342
	Solar AS, Class B	25,629	3,039,411
	SP Group AS	4,443	213,221
	Spar Nord Bank AS	486,759	6,180,168
	Sparekassen Sjaelland-Fyn AS	7,233	198,908
	Sydbank AS	381,764	13,122,318
	TCM Group AS	8,463	124,864
#*	Tivoli AS	1,741	219,917
	Topdanmark AS	252,365	14,161,695
#*	TORM PLC, Class A	59,523	584,894
	Tryg AS	671,846	15,974,553
	UIE PLC	4,377	1,306,500
#	Vestas Wind Systems AS	1,023,522	26,100,829
*	Zealand Pharma AS	28,370	319,872

TOTAL DENMARK.			689,071,228

FINLAND — (1.4%)
	Aktia Bank Oyj	204,365	2,072,210
#	Alandsbanken Abp, Class B	1,250	42,041
	Alma Media Oyj	65,615	677,544
	Anora Group Oyj	36,670	338,510
	Apetit Oyj	3,389	44,730
	Aspo Oyj	28,806	214,723
#	Atria Oyj	77,416	894,002
*	BasWare Oyj	7,918	328,876
#	Bittium Oyj	79,121	449,381
	Cargotec Oyj, Class B	203,864	7,058,692
	Caverion Oyj	204,836	1,003,207
#	Citycon Oyj	240,789	1,711,423
	Digia Oyj	27,598	199,738
	Elisa Oyj	379,350	22,238,019
Ω	Enento Group Oyj	9,514	225,295
	eQ Oyj	5,909	145,596
#	Evli Oyj, Class B	1,367	26,246
#	Fellow Bank PLC	1,367	26,125
#*	Finnair Oyj	4,478,584	2,207,415
	Fiskars Oyj Abp	109,547	2,520,550
	Fortum Oyj	968,567	16,103,248

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINLAND — (Continued)
	Glaston Oyj ABP	11,415	$11,793
	Gofore Oyj	2,067	49,724
#	Harvia Oyj	47,384	1,623,068
	HKScan Oyj, Class A	204,744	297,940
#	Huhtamaki Oyj	584,496	22,094,096
	Ilkka-Yhtyma Oyj	29,672	142,093
*	Incap Oyj	8,393	600,457
#	Kamux Corp.	18,383	186,033
#	Kemira Oyj	711,617	9,334,403
	Kesko Oyj, Class A	176,866	4,153,077
	Kesko Oyj, Class B	1,330,737	33,503,232
#	Kojamo Oyj	343,808	6,839,435
	Kone Oyj, Class B	434,907	20,909,326
#*	Konecranes Oyj	300,069	8,433,062
#	Lassila & Tikanoja Oyj	176,757	1,899,195
#*	Lehto Group Oyj	205,282	83,991
	Marimekko Oyj	76,440	1,065,011
	Metsa Board Oyj, Class B	819,570	8,832,343
	Metso Outotec Oyj	1,496,286	12,740,806
#	Musti Group Oyj	32,084	754,891
	Neste Oyj	439,592	18,862,377
*	Nokia Oyj	4,613,654	23,397,728
#*	Nokia Oyj, Sponsored ADR	2,506,247	12,631,485
	Nokian Renkaat Oyj	695,310	9,337,017
	Nordea Bank Abp	2,440,427	24,331,246
	Olvi Oyj, Class A	39,535	1,317,969
	Oma Saastopankki Oyj	5,497	112,864
*	Optomed Oy	6,182	28,321
	Oriola Oyj, Class A	1,000	2,127
	Oriola Oyj, Class B	719,046	1,562,435
	Orion Oyj, Class A	59,470	2,409,903
#	Orion Oyj, Class B	453,387	17,782,978
#	Outokumpu Oyj	1,945,424	9,550,585
	Pihlajalinna Oyj	34,018	407,652
#	Ponsse Oyj	52,110	1,612,567
*	QT Group Oyj	30,828	2,685,911
	Raisio Oyj, Class V	431,251	1,010,305
	Rapala VMC Oyj	25,862	166,919
*	Raute Oyj, Class A	1,914	26,140
	Revenio Group Oyj	63,845	3,037,954
#Ω	Rovio Entertainment Oyj	14,306	130,860
	Sampo Oyj, Class A	601,525	29,208,517
	Sanoma Oyj	504,321	6,370,593
*	Stockmann Oyj Abp, Class B	18,522	38,521
	Stora Enso Oyj, Class R	1,483,030	29,185,279
	Suominen Oyj	10,369	38,622
	Taaleri Oyj	3,685	40,126
	Talenom Oyj	4,065	44,595
	Teleste Oyj	20,343	98,778
Ω	Terveystalo Oyj	66,872	749,018
	TietoEVRY Oyj	395,552	9,923,304
	Tokmanni Group Corp.	104,143	1,353,299
	UPM-Kymmene Oyj	1,134,767	39,254,191
	Uponor Oyj	295,787	5,197,227
	Vaisala Oyj, Class A	53,078	2,451,186
	Valmet Oyj	757,074	20,275,032
#	Verkkokauppa.com Oyj	8,621	39,803
	Wartsila OYJ Abp	969,896	7,788,107
*	WithSecure Oyj	327,087	1,786,729
	YIT Oyj	745,629	3,001,237

TOTAL FINLAND			479,331,054

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FRANCE — (7.3%)
	ABC arbitrage	159,751	$1,231,590
*	Accor SA	440,860	14,483,846
#*	Aeroports de Paris	38,943	5,508,481
#	Air Liquide SA	519,420	89,863,954
#	Airbus SE	402,580	44,071,174
	AKWEL	63,353	1,163,249
	Albioma SA	153,455	8,157,098
Ω	ALD SA	117,115	1,592,528
	Alstom SA	180,953	3,977,421
	Altamir	45,523	1,254,377
	Alten SA	122,006	16,374,147
Ω	Amundi SA	117,581	7,070,147
	Arkema SA	413,435	47,108,559
	Assystem SA	45,623	1,944,663
	Atos SE	259,113	6,312,397
	Aubay	33,103	1,908,384
	AXA SA	1,415,353	37,443,191
	Axway Software SA	25,730	472,005
#	Bastide le Confort Medical	13,234	525,712
*	Beneteau SA	182,413	2,290,195
#	Bigben Interactive	87,794	1,318,775
	BioMerieux	77,353	7,364,146
	BNP Paribas SA	886,338	45,957,841
	Boiron SA	33,750	1,482,379
	Bollore SE	1,817,900	8,483,092
#	Bonduelle SCA	100,466	1,693,619
*††^	Bourbon Corp	56,660	0
#	Bouygues SA	1,000,077	34,385,893
	Bureau Veritas SA	685,990	19,706,234
	Burelle SA	55	31,003
	Capgemini SE	212,139	43,187,039
	Carrefour SA	2,751,041	58,342,883
#*	Casino Guichard Perrachon SA	199,760	3,499,981
#	Catana Group	87,298	719,041
#*	Catering International Services	6,197	66,040
	CBo Territoria	2,301	9,270
#*	Cegedim SA	27,536	713,943
*	CGG SA	4,008,116	4,611,085
	Chargeurs SA	94,241	1,706,896
	Cie de Saint-Gobain	1,267,517	73,944,610
*	Cie des Alpes	115,181	1,781,401
#	Cie Generale des Etablissements Michelin SCA	597,484	74,004,318
#	Cie Plastic Omnium SA	328,119	5,311,501
#*	Claranova SE	70,358	247,638
#	CNP Assurances	534,921	11,754,619
*	Coface SA	635,764	7,621,717
	Credit Agricole SA	952,684	10,287,140
#	Danone SA	490,965	29,689,267
	Dassault Aviation SA	28,206	4,733,112
	Dassault Systemes SE	182,291	8,061,701
#*	DBV Technologies SA	35,620	93,006
	Delta Plus Group	1,869	169,391
	Derichebourg SA	721,218	6,508,518
	Edenred	457,811	22,992,262
	Eiffage SA	481,145	47,512,432

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FRANCE — (Continued)
*	Ekinops SAS	6,333	$43,234
#	Electricite de France SA	1,091,241	9,920,516
	Electricite de Strasbourg SA	1,138	126,032
#*Ω	Elior Group SA	555,988	1,697,630
*	Elis SA	975,626	13,991,693
#	Engie SA	3,017,491	35,607,811
*	Eramet SA	46,687	6,222,539
	EssilorLuxottica SA	114,055	19,417,603
#*	Esso SA Francaise	10,411	555,381
*	Etablissements Maurel et Prom SA	341,846	1,558,530
	Eurazeo SE	78,674	6,045,238
	Eurofins Scientific SE	337,380	31,355,346
Ω	Euronext NV	294,648	23,607,826
#	Eutelsat Communications SA	965,513	10,730,138
#	Exel Industries, Class A	6,839	477,135
#	Faurecia SE	607,264	13,209,795
	Fnac Darty SA	106,285	5,269,330
*	Gaumont SA	768	84,988
	Gaztransport Et Technigaz SA	92,445	11,008,214
#	GEA	181	17,134
	Getlink SE	406,899	7,445,889
#*	GL Events	57,252	1,064,051
	Groupe Crit	22,390	1,576,459
#	Groupe Gorge SA	11,686	231,549
	Groupe SFPI	7,834	24,953
	Guerbet	40,872	1,066,036
#	Guillemot Corp.	18,369	255,746
*	Haulotte Group SA	54,664	218,944
	Hermes International	23,514	28,994,101
	HEXAOM	16,188	510,014
*	ID Logistics Group	10,435	3,323,186
	Imerys SA	195,518	7,691,833
	Infotel SA	1,012	58,273
	Interparfums SA	9,857	546,922
	Ipsen SA	132,394	13,724,462
	IPSOS	211,393	10,176,679
	Jacquet Metals SACA	81,175	1,748,701
*	JCDecaux SA	261,899	5,490,209
#	Kaufman & Broad SA	120,359	3,660,441
	Kering SA	62,464	33,235,370
	Korian SA	364,097	7,646,384
#Ω	La Francaise des Jeux SAEM	219,017	8,178,306
	Lagardere SA	649,009	16,998,639
	Laurent-Perrier	5,816	550,655
	Lectra	104,988	4,352,542
	Legrand SA	317,355	28,122,149
	Linedata Services	18,590	849,644
	LISI	117,537	2,657,360
	LNA Sante SA	27,031	998,029
	L’Oreal SA	83,005	30,198,038
*	Lumibird.	1,775	40,080
	LVMH Moet Hennessy Louis Vuitton SE	248,440	160,774,222
#Ω	Maisons du Monde SA	194,692	3,320,432
	Manitou BF SA	37,916	860,255
	Manutan International	3,269	230,904
	Mersen SA	91,472	3,025,511
#*	METabolic EXplorer SA	27,125	156,938
	Metropole Television SA	200,359	3,718,092
#*	Nacon SA	17,656	105,791

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FRANCE — (Continued)
	Neurones	1,927	$73,422
	Nexans SA	261,412	23,811,343
	Nexity SA	283,721	8,615,507
*	Nicox	71,997	129,773
	NRJ Group	85,620	538,730
#	Oeneo SA	143,254	2,113,642
#*	Onxeo SA	12,362	5,073
#	Orange SA, Sponsored ADR	134,076	1,575,393
	Orange SA	7,330,798	87,276,055
	Orpea SA	139,636	4,993,704
	Pernod Ricard SA	69,562	14,356,491
	Pharmagest Interactive	4,527	363,577
#	Plastiques Du Val De Loire	45,034	241,220
#*	Prodways Group SA	14,691	39,836
	Publicis Groupe SA, ADR	89,724	1,344,963
	Publicis Groupe SA	624,784	37,509,951
	Quadient SA	186,532	3,488,385
#*	Rallye SA	482,414	1,658,777
#*††^	Recylex SA	65,252	23,852
	Remy Cointreau SA	15,809	3,133,878
*	Renault SA	704,771	17,220,094
*	Rexel SA	1,449,227	29,686,922
	Robertet SA	1,585	1,471,218
	Rothschild & Co.	45,159	1,769,281
	Rubis SCA	237,855	6,326,347
	Safran SA	82,381	8,847,594
	Samse SA	989	224,156
	Sanofi, ADR	246,722	12,891,224
#	Sanofi	432,160	45,677,100
	Sartorius Stedim Biotech	36,806	12,043,992
	Savencia SA	20,106	1,303,349
#	Schneider Electric SE	229,955	33,005,950
	SCOR SE	826,692	23,373,739
	SEB SA	119,502	14,350,671
	Seche Environnement SA	12,581	976,647
	SES SA	1,900,136	17,001,490
*Ω	SMCP SA	201,866	1,311,709
	Societe BIC SA	134,748	8,040,290
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,668	125,469
	Societe Generale SA	1,253,453	30,125,542
	Societe LDC SA	396	36,411
	Societe Marseillaise du Tunnel Prado-Carenage SA	1,377	39,318
	Societe pour l’Informatique Industrielle	9,221	459,463
	Sodexo SA	183,061	13,770,865
	Sodexo SA, Sponsored ADR	3,640	54,600
	Sodexo SA	8,908	677,747
*	SOITEC	44,949	8,051,952
#*	Solocal Group	354,103	394,487
	Somfy SA	28,629	3,815,903
	Sopra Steria Group SACA	84,150	14,913,678
	SPIE SA	565,845	13,317,742
	Stef SA	22,404	2,207,859
	STMicroelectronics NV	933,669	34,496,420
#	STMicroelectronics NV	34,139	1,250,170
	Sword Group	29,742	1,280,598
	Synergie SE	44,846	1,729,684
*	Technicolor SA	32,191	107,455
*	Technip Energies NV	610,865	7,423,132
#	Teleperformance	133,274	47,833,514

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FRANCE — (Continued)
#	Television Francaise 1	327,494	$2,773,607
	Thales SA	241,435	30,909,689
	Thermador Groupe	13,823	1,399,085
#	Tikehau Capital SCA	17,822	411,670
	Totalenergies EP Gabon	1,958	372,824
	TotalEnergies SE, Sponsored ADR	217,523	10,595,545
#	TotalEnergies SE	3,093,836	151,916,522
	Trigano SA	45,634	5,879,548
*	Ubisoft Entertainment SA	413,668	18,703,140
	Union Financiere de France BQE SA	6,272	125,035
	Valeo	1,033,122	18,783,304
*	Vallourec SA	571,299	6,731,720
	Veolia Environnement SA	596,136	17,393,205
Ω	Verallia SA	115,797	3,183,181
*	Verimatrix SA	5,620	5,458
	Vetoquinol SA	3,588	467,216
#	Vicat SA	84,188	2,531,619
	VIEL & Cie SA	79,165	480,777
	Vilmorin & Cie SA	44,198	2,099,980
#	Vinci SA	742,024	72,001,451
	Virbac SA	15,301	6,177,734
#	Vivendi SE	314,485	3,612,043
*	Vranken-Pommery Monopole SA	8,008	146,333
	Wavestone	18,914	994,789
*Ω	Worldline SA	285,268	11,223,634
*Ω	X-Fab Silicon Foundries SE	237,327	1,680,140
*	Xilam Animation SA	147	6,246

TOTAL FRANCE			2,395,051,662

GERMANY — (6.1%)
	1&1 AG	190,877	4,022,400
	7C Solarparken AG	156,586	726,727
	Aareal Bank AG	317,361	10,813,684
	Adesso SE	10,750	2,106,982
	Adidas AG	133,607	26,943,077
#Ω	ADLER Group SA	29,551	225,106
*	ADVA Optical Networking SE	210,006	2,850,521
	All for One Group SE	4,257	282,499
	Allgeier SE	19,416	873,496
	Allianz SE	276,267	62,335,251
	Allianz SE, Sponsored ADR	186,523	4,178,115
	Amadeus Fire AG	21,955	3,072,936
	Aroundtown SA	1,633,511	8,214,164
	Atoss Software AG	15,049	2,186,683
#*Ω	Aumann AG	3,278	49,243
	Aurubis AG	197,548	22,449,233
	BASF SE	1,134,952	59,769,945
	Basler AG	17,190	1,923,513
#*	Bauer AG	79,806	755,673
	Bayer AG	1,435,845	94,580,603
	Bayerische Motoren Werke AG	951,135	77,675,168
	BayWa AG	74,922	3,572,872
	Bechtle AG	232,725	10,754,155
Ω	Befesa SA	73,885	4,614,191
	Beiersdorf AG	39,299	3,947,212
	Bertrandt AG	28,082	1,304,593
#	bet-at-home.com AG	13,709	213,233
*	Bijou Brigitte AG	16,237	379,274
	Bilfinger SE	157,431	6,336,190

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
GERMANY — (Continued)
#*	Borussia Dortmund GmbH & Co. KGaA	518,015	$2,028,836
	Brenntag SE	415,503	32,061,655
	CANCOM SE	113,008	5,456,871
	Carl Zeiss Meditec AG	34,058	4,277,842
	CECONOMY AG	867,744	2,973,045
	CENIT AG	41,872	657,124
	Cewe Stiftung & Co. KGAA	48,896	4,463,109
*	Commerzbank AG	3,419,423	22,323,105
	CompuGroup Medical SE & Co. KgaA	105,941	5,662,854
*	Continental AG	271,300	18,595,203
#*	Corestate Capital Holding SA	113,569	984,589
Ω	Covestro AG	901,460	38,812,837
	CropEnergies AG	147,934	1,918,777
*	CTS Eventim AG & Co. KGaA	131,885	9,052,068
*	Daimler Truck Holding AG	844,497	22,712,513
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	160,090
#*Ω	Delivery Hero SE	42,572	1,496,532
#*	Delticom AG	5,449	19,274
	Dermapharm Holding SE	65,712	3,715,394
*	Deutsche Bank AG	3,429,473	34,106,839
	Deutsche Beteiligungs AG	86,360	2,683,749
	Deutsche Boerse AG	190,464	33,158,741
	Deutsche EuroShop AG	150,235	2,489,136
#*	Deutsche Lufthansa AG	1,310,778	9,751,622
Ω	Deutsche Pfandbriefbank AG	773,015	9,728,888
	Deutsche Post AG	955,495	40,821,096
	Deutsche Telekom AG, Sponsored ADR	11,826	217,125
	Deutsche Telekom AG	6,144,856	113,195,307
	Deutz AG	831,180	3,683,941
	DIC Asset AG	190,390	2,663,539
	DMG Mori AG	23,446	1,029,543
#	Dr Hoenle AG	15,398	409,260
	Draegerwerk AG & Co. KGaA	15,422	707,220
	Duerr AG	203,087	5,278,179
Ω	DWS Group GmbH & Co. KGaA	2,908	95,698
	E.ON SE	4,100,375	42,672,424
	Eckert & Ziegler Strahlen- und Medizintechnik AG	58,290	2,925,051
*	EDAG Engineering Group AG	17,807	220,334
	Elmos Semiconductor SE	7,990	398,423
*	ElringKlinger AG	156,496	1,297,400
	Encavis AG	199,644	4,358,357
	Energiekontor AG	21,418	2,045,983
	Evonik Industries AG	457,061	11,955,057
#	Fabasoft AG	1,197	30,310
	Fielmann AG	101,705	5,141,386
	First Sensor AG	1,839	96,917
#*	flatexDEGIRO AG	108,060	1,845,618
*	Francotyp-Postalia Holding AG, Class A	11,786	35,961
*	Fraport AG Frankfurt Airport Services Worldwide	134,696	7,198,060
	Freenet AG	884,555	24,474,068
	Fresenius Medical Care AG & Co. KGaA, ADR	10,829	334,941
	Fresenius Medical Care AG & Co. KGaA	448,372	27,882,841
	Fresenius SE & Co. KGaA	826,614	29,219,115
	Fuchs Petrolub SE	79,438	2,117,306
	GEA Group AG	281,672	10,964,489
	Gerresheimer AG	196,104	13,621,841
*	Gesco AG	29,514	766,109
	GFT Technologies SE	129,427	5,140,905
*	GK Software SE	1,675	230,574

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
GERMANY — (Continued)
*	Global Fashion Group SA	6,038	$11,497
	Grand City Properties SA	245,283	4,330,484
	GRENKE AG	25,529	673,458
*	H&R GmbH & Co. KGaA	71,325	458,298
	Hamburger Hafen und Logistik AG	207,928	3,383,725
	Hannover Rueck SE	57,210	8,892,181
#Ω	Hapag-Lloyd AG	58,524	23,297,624
	Hawesko Holding AG	1,974	103,722
	HeidelbergCement AG	393,784	22,684,883
*	Heidelberger Druckmaschinen AG	1,930,070	4,264,240
#*	HelloFresh SE	153,939	6,489,176
	Henkel AG & Co. KGaA	81,325	5,160,976
	Hensoldt AG	91,277	2,541,970
*	Highlight Communications AG	42,880	169,589
	Hornbach Holding AG & Co. KGaA	50,337	6,025,525
	Hugo Boss AG	251,859	14,124,982
#*	Hypoport SE	8,878	2,454,355
	Indus Holding AG	90,174	2,565,260
	Infineon Technologies AG	642,327	18,231,304
	Infineon Technologies AG, ADR	186,129	5,284,202
Ω	Instone Real Estate Group SE	76,990	1,181,953
	IVU Traffic Technologies AG	28,301	530,616
	Jenoptik AG	134,846	3,790,361
Ω	JOST Werke AG	6,126	236,950
*	K+S AG	982,625	33,004,393
	KION Group AG	393,720	21,901,054
*	Kloeckner & Co. SE	436,205	5,619,084
	Knaus Tabbert AG	255	10,840
	Knorr-Bremse AG	63,840	4,552,723
*	Koenig & Bauer AG	73,740	1,439,250
	Krones AG	46,701	3,605,952
	KSB SE & Co. KGaA	267	128,052
	KWS Saat SE & Co. KGaA	33,931	2,503,864
	Lanxess AG	509,917	19,711,384
	LEG Immobilien SE	170,512	17,482,679
	Leifheit AG	29,884	694,458
#*	Leoni AG	120,123	1,116,141
#*	Manz AG	14,125	575,778
*	Mediclin AG	12,692	50,688
*	Medigene AG	28,738	89,806
	Mercedes-Benz Group AG	1,688,994	117,893,753
	Merck KGaA	89,940	16,686,323
*	METRO AG	991,408	8,708,476
	MLP SE	267,135	1,888,010
	MTU Aero Engines AG	62,570	12,618,214
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106,586	25,382,462
	Mutares SE & Co. KGaA	8,822	201,625
*	Nagarro SE	33,764	4,747,288
	Nemetschek SE	229,249	18,191,902
	New Work SE	11,809	2,011,503
	Nexus AG	26,657	1,299,981
#*	Nordex SE	403,458	5,822,752
	Norma Group SE	226,897	5,597,515
	OHB SE	34,731	1,227,607
	Patrizia AG	183,508	3,138,916
	Pfeiffer Vacuum Technology AG	41,426	7,374,469
	PNE AG	359,080	4,561,070
*	Progress-Werk Oberkirch AG	5,595	184,444
	ProSiebenSat.1 Media SE	698,671	8,038,756

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
GERMANY — (Continued)
	PSI Software AG	23,631	$896,441
	Puma SE	218,191	16,054,187
*	PVA TePla AG	44,493	1,098,200
#*	q.beyond AG	684,149	1,064,175
#*	QIAGEN NV	345,569	15,788,984
*	R Stahl AG	4,599	71,661
	Rational AG	10,253	6,254,791
	Rheinmetall AG	274,085	61,785,356
	RTL Group SA	156,879	8,157,306
	RWE AG	802,045	33,300,425
#	S&T AG	155,652	2,631,479
*	SAF-Holland SE	256,148	1,946,804
*	Salzgitter AG	196,001	8,135,908
	SAP SE, Sponsored ADR	52,887	5,331,010
	SAP SE	289,878	29,377,960
#Ω	Scout24 SE	127,221	8,046,512
	Secunet Security Networks AG	5,074	2,148,257
*	Serviceware SE	611	7,352
*	SGL Carbon SE	79,222	434,979
	Siemens AG, Sponsored ADR	63,609	3,884,602
	Siemens AG	270,223	33,225,262
*	Siemens Energy AG	621,875	11,978,721
Ω	Siemens Healthineers AG	96,120	5,139,532
	Siltronic AG	92,377	8,675,041
*	Sixt SE	89,285	11,608,157
#	SMA Solar Technology AG	26,624	1,211,627
	Softing AG	10,451	68,976
	Software AG	124,078	3,819,092
	Stabilus SE	75,753	3,568,068
	Stemmer Imaging AG	528	16,650
	STRATEC SE	26,196	2,965,022
	Stroeer SE & Co. KGaA	135,812	8,125,153
	Suedzucker AG	363,460	4,733,564
#*	SUESS MicroTec SE	71,689	1,111,876
	Surteco Group SE	34,391	1,092,669
	Symrise AG	151,789	18,062,018
	Syzygy AG	4,986	31,526
	TAG Immobilien AG	445,837	8,910,249
	Takkt AG	172,706	2,790,312
*	Talanx AG	163,192	6,785,468
*Ω	TeamViewer AG	163,619	1,963,274
	Technotrans SE	44,155	1,095,553
	Telefonica Deutschland Holding AG	5,141,491	15,463,184
#*	thyssenkrupp AG	1,679,076	12,876,883
	Traffic Systems SE	10,842	351,122
	Uniper SE	285,205	7,331,094
	United Internet AG	458,612	14,753,936
#*	va-Q-tec AG	1,952	34,293
#	Varta AG	46,267	4,329,008
	VERBIO Vereinigte BioEnergie AG	105,064	7,445,294
*	Vitesco Technologies Group AG, Class A	92,370	3,712,115
	Volkswagen AG	83,331	18,071,281
	Vonovia SE	488,106	19,446,623
	Vossloh AG	41,122	1,568,740
	Wacker Chemie AG	96,571	15,322,729
	Wacker Neuson SE	170,725	3,544,619
	Washtec AG	56,138	3,062,381
#*	Westwing Group SE	26,574	302,208
	Wuestenrot & Wuerttembergische AG	104,383	1,968,910

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
GERMANY — (Continued)
#*Ω	Zalando SE	122,653	$4,825,936
	Zeal Network SE	45,999	1,789,285

TOTAL GERMANY			2,024,064,193

HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	10,902,900	127,542
	Aeon Credit Service Asia Co. Ltd.	28,000	18,247
	AIA Group Ltd.	11,640,800	114,356,396
*	Aidigong Maternal & Child Health Ltd.	2,180,000	118,499
	Allied Group Ltd.	1,570,000	555,040
	APAC Resources Ltd.	271,695	43,124
*	Apollo Future Mobility Group Ltd.	2,640,000	118,181
*	Applied Development Holdings Ltd.	765,000	9,816
	Asia Financial Holdings Ltd.	400,000	171,895
	Asia Standard International Group Ltd.	2,185,561	206,571
	Asiasec Properties Ltd.	299,000	17,334
	ASM Pacific Technology Ltd.	1,134,700	11,435,259
	Associated International Hotels Ltd.	79,000	127,250
	Bank of East Asia Ltd. (The)	2,841,774	4,205,022
#	BOC Hong Kong Holdings Ltd.	3,517,500	12,732,858
	BOCOM International Holdings Co. Ltd.	415,000	56,577
	Bright Smart Securities & Commodities Group Ltd.	1,282,000	219,712
††^	Brightoil Petroleum Holdings Ltd.	7,912,171	283,636
Ω	Budweiser Brewing Co. APAC Ltd.	1,063,700	2,646,695
	Build King Holdings Ltd.	860,000	91,394
	Cafe de Coral Holdings Ltd.	2,182,000	3,425,686
#*	Cathay Pacific Airways Ltd.	8,765,180	8,757,529
*	Century City International Holdings Ltd.	3,792,000	177,543
	Chen Hsong Holdings	408,000	110,761
	Cheuk Nang Holdings Ltd.	124,488	38,849
	Chevalier International Holdings Ltd.	130,276	150,113
*	China Best Group Holding Ltd.	1,047,000	102,743
*	China Energy Development Holdings Ltd.	33,840,000	631,825
	China Motor Bus Co. Ltd.	6,800	76,517
*††^	China Smarter Energy Group Holdings Ltd.	1,462,000	1,435
*††^	China Solar Energy Holdings Ltd.	1,033,500	4,445
*	China Star Entertainment Ltd.	8,376,000	887,248
*	China Strategic Holdings Ltd.	96,185,000	410,763
	China Tonghai International Financial Ltd.	210,000	3,977
	Chinese Estates Holdings Ltd.	1,930,500	560,938
	Chow Sang Sang Holdings International Ltd.	1,707,000	1,889,894
	Chow Tai Fook Jewellery Group Ltd.	3,484,800	5,843,041
	Chuang’s China Investments Ltd.	6,774,219	312,117
	Chuang’s Consortium International Ltd.	4,671,553	511,169
	CITIC Telecom International Holdings Ltd.	10,902,000	3,912,312
	CK Asset Holdings Ltd.	2,804,624	19,012,936
	CK Hutchison Holdings Ltd.	2,159,908	15,158,076
	CK Infrastructure Holdings Ltd.	947,045	6,367,368
#	CK Life Sciences Int’l Holdings, Inc.	6,910,000	515,960
	CLP Holdings Ltd.	1,365,000	13,320,183
	C-Mer Eye Care Holdings Ltd.	88,000	47,698
*	CMMB Vision Holdings Ltd.	328,000	34,380
	CNT Group Ltd.	814,000	39,614
	Convenience Retail Asia Ltd.	122,000	14,576
*	Cowell e Holdings, Inc.	51,000	57,086
Ω	Crystal International Group Ltd.	639,000	249,268
	CSI Properties Ltd.	28,534,200	679,694
*††^	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	3,060,502	2,571,995

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
	Dah Sing Financial Holdings Ltd.	1,166,444	$3,394,265
	Dickson Concepts International Ltd.	404,500	201,844
	Dynamic Holdings Ltd.	42,000	52,051
	Eagle Nice International Holdings Ltd.	1,394,000	819,910
	EC Healthcare	993,000	998,022
	EcoGreen International Group Ltd.	468,240	113,375
*	Elegance Optical International Holdings Ltd.	1,000,000	100,963
*	Emperor Capital Group Ltd.	19,950,000	147,038
	Emperor Entertainment Hotel Ltd.	2,565,000	204,108
	Emperor International Holdings Ltd.	6,684,416	720,819
	Emperor Watch & Jewellery Ltd.	18,200,000	382,520
*	ENM Holdings Ltd.	4,572,000	375,379
*	Esprit Holdings Ltd.	10,955,969	1,930,052
*Ω	ESR Cayman Ltd.	311,800	946,502
*	Eternity Investment Ltd.	520,000	10,357
	EuroEyes International Eye Clinic Ltd., Class C	58,000	48,473
	Fairwood Holdings Ltd.	278,500	508,200
	Far East Consortium International Ltd.	7,775,685	2,423,190
	First Pacific Co. Ltd.	11,921,756	4,806,918
*Ω	FIT Hon Teng Ltd.	1,389,000	176,818
#*Ω	Fosun Tourism Group.	107,000	142,662
	Four Seas Mercantile Holdings Ltd.	36,000	12,036
*Ω	Frontage Holdings Corp.	1,028,000	303,617
	FSE Lifestyle Services Ltd.	271,000	175,123
#	Galaxy Entertainment Group Ltd.	314,000	1,791,736
*	GBA Holdings Ltd.	15,680,000	19,982
*	Genting Hong Kong Ltd.	1,416,000	56,120
	Get Nice Financial Group Ltd.	798,824	78,773
	Giordano International Ltd.	8,502,000	1,774,568
	Glorious Sun Enterprises Ltd.	1,763,000	176,322
*	Gold Peak Industries Holdings Ltd.	605,000	54,534
	Golden Resources Development International Ltd.	924,000	55,436
*††^	Good Resources Holdings Ltd.	3,150,000	6,383
*	GR Properties Ltd.	2,634,000	379,853
	Great Eagle Holdings Ltd.	950,900	2,218,723
*	G-Resources Group Ltd.	6,497,820	2,256,834
	Guoco Group Ltd.	26,000	272,103
	Guotai Junan International Holdings Ltd.	15,894,000	1,726,920
#	Haitong International Securities Group Ltd.	15,799,139	2,501,068
	Hang Lung Group Ltd.	2,980,000	5,818,424
	Hang Lung Properties Ltd.	5,635,000	10,777,333
	Hang Seng Bank Ltd.	681,000	12,057,418
	Hanison Construction Holdings Ltd.	909,496	139,301
*	Harbour Centre Development Ltd.	158,000	135,704
	Henderson Land Development Co. Ltd.	2,398,284	9,698,700
	HK Electric Investments & HK Electric Investments Ltd.	3,628,500	3,581,511
	HKBN Ltd.	3,561,500	4,161,034
	HKR International Ltd.	4,532,438	1,653,710
	HKT Trust & HKT Ltd.	12,400,000	17,760,556
	Hon Kwok Land Investment Co. Ltd.	234,000	76,604
	Hong Kong & China Gas Co. Ltd.	4,903,586	5,408,264
*	Hong Kong ChaoShang Group Ltd.	104,000	11,273
	Hong Kong Exchanges & Clearing Ltd.	814,018	34,529,810
	Hong Kong Ferry Holdings Co. Ltd.	431,000	382,819
	Hong Kong Technology Venture Co. Ltd.	909,000	770,351
*	Hongkong & Shanghai Hotels Ltd. (The)	2,247,726	2,231,420
	Hongkong Chinese Ltd.	3,741,143	301,967
Ω	Honma Golf Ltd.	558,000	223,737
††^	Hsin Chong Group Holdings Ltd.	7,804,000	65,241

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
	Hung Hing Printing Group Ltd.	1,234,524	$199,434
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,562,000	1,427,899
	Hysan Development Co. Ltd.	1,386,215	4,078,568
	IGG, Inc.	5,642,000	2,323,814
*	Imagi International Holdings Ltd.	1,098,799	68,687
	International Housewares Retail Co. Ltd.	1,676,000	561,649
*	IPE Group Ltd.	2,010,000	191,165
*	IRC Ltd.	34,070,000	911,232
	ITC Properties Group Ltd.	677,994	89,562
	Johnson Electric Holdings Ltd.	2,361,326	2,681,340
	K Wah International Holdings Ltd.	3,220,000	1,206,724
*	Kader Holdings Co. Ltd.	100,000	5,557
*	Kam Hing International Holdings Ltd.	66,000	2,770
	Karrie International Holdings Ltd.	2,372,000	450,372
	Kerry Logistics Network Ltd.	2,720,291	6,255,696
	Kerry Properties Ltd.	2,814,083	7,609,656
	Kingmaker Footwear Holdings Ltd.	1,152,000	159,258
#*	Kingston Financial Group Ltd.	8,261,000	268,519
#	Kowloon Development Co. Ltd.	2,197,000	2,859,857
*	KuangChi Science Ltd.	4,909,000	80,577
*	Lai Sun Development Co. Ltd.	1,819,480	852,432
	Lam Soon Hong Kong Ltd.	12,000	18,972
*	Landing International Development Ltd.	5,724,000	163,765
	Landsea Green Properties Co. Ltd.	584,000	14,854
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	43,818
*	Lerado Financial Group Co. Ltd.	74,000	2,513
*††^	Lerthai Group Ltd.	38,000	808
#*	Lifestyle International Holdings Ltd.	2,088,500	1,004,178
	Lippo China Resources Ltd.	12,586,000	197,361
	Lippo Ltd.	236,000	84,610
	Liu Chong Hing Investment Ltd.	1,022,000	976,989
	L’Occitane International SA.	2,236,500	7,010,451
	Luk Fook Holdings International Ltd.	2,060,000	4,715,154
	Lung Kee Bermuda Holdings.	432,000	203,429
*	Magnificent Hotel Investment Ltd.	4,616,000	63,629
	Man Wah Holdings Ltd.	9,908,400	9,273,530
*	Mason Group Holdings Ltd.	42,923,200	97,115
	MECOM Power & Construction Ltd.	1,132,000	484,594
*	Melco International Development Ltd.	3,281,000	2,590,547
#*	Melco Resorts & Entertainment Ltd., ADR.	47,606	272,306
*	Midland Holdings Ltd.	1,342,364	141,035
	Miramar Hotel & Investment	558,000	890,725
	Modern Dental Group Ltd.	1,759,000	641,537
*	Mongolian Mining Corp.	822,000	350,711
	MTR Corp. Ltd.	946,632	5,029,555
	NagaCorp Ltd.	7,018,000	6,272,249
	Nameson Holdings Ltd.	1,670,000	89,315
	National Electronics Hldgs.	61,600	8,022
*^	National United Resources Holdings Ltd.	332,000	6,093
	New World Development Co. Ltd.	4,174,284	15,965,762
*	NewOcean Energy Holdings Ltd.	4,088,000	20,318
	Nissin Foods Co. Ltd.	1,613,000	1,060,459
#	NWS Holdings Ltd.	6,049,221	5,476,241
	Orient Overseas International Ltd.	326,000	8,995,673
	Oriental Watch Holdings	2,471,793	1,359,861
#*	Oshidori International Holdings Ltd.	17,547,000	1,113,216
††^	Pacific Andes International Holdings Ltd.	11,918,411	41,616
	Pacific Basin Shipping Ltd.	27,610,000	12,667,761
*	Pacific Century Premium Developments Ltd.	2,508,004	150,413

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
	Pacific Textiles Holdings Ltd.	6,657,000	$2,930,965
*	Paliburg Holdings Ltd.	928,790	242,940
*	Paradise Entertainment Ltd.	1,284,000	131,432
#	PC Partner Group Ltd.	1,148,000	1,400,110
	PCCW Ltd.	21,037,308	11,918,953
#*††^	Peace Mark Holdings Ltd.	232,000	0
*	Pegasus International Holdings Ltd.	82,000	7,665
#	Perfect Medical Health Management Ltd.	1,462,000	847,765
	Pico Far East Holdings Ltd.	3,380,000	500,902
	Playmates Holdings Ltd.	3,856,000	336,875
	Plover Bay Technologies Ltd.	1,016,000	418,932
	Power Assets Holdings Ltd.	1,832,500	12,330,466
	Prada SpA	938,600	5,840,099
*	PT International Development Co. Ltd.	4,432,550	121,879
	Public Financial Holdings Ltd.	1,966,000	605,460
*Ω	Razer, Inc.	4,096,000	1,397,760
#*	Regal Hotels International Holdings Ltd.	1,641,400	656,112
Ω	Regina Miracle International Holdings Ltd.	1,148,000	688,366
*	Renco Holdings Group Ltd.	32,000	525
#*	Sa Sa International Holdings Ltd.	645,951	115,458
*	Samson Holding Ltd.	196,000	11,115
*	Sands China Ltd.	398,800	879,025
	SAS Dragon Holdings Ltd.	1,326,000	759,378
	SEA Holdings Ltd.	1,121,918	899,803
*	Shangri-La Asia Ltd.	4,430,166	3,354,263
	Shenwan Hongyuan HK Ltd.	2,220,000	207,201
*	Shun Ho Property Investments Ltd.	70,224	11,192
*	Shun Tak Holdings Ltd.	15,070,250	3,052,917
	Sing Tao News Corp. Ltd.	892,000	40,519
	Singamas Container Holdings Ltd.	7,412,000	1,025,460
	Sino Land Co. Ltd.	9,664,926	12,774,927
	SITC International Holdings Co. Ltd.	5,630,000	18,716,757
*	SJM Holdings Ltd.	9,641,699	4,050,122
	SmarTone Telecommunications Holdings Ltd.	2,726,430	1,423,754
	Soundwill Holdings Ltd.	466,500	405,263
*	South China Holdings Co. Ltd.	2,720,000	27,307
*	Space Group Holdings Ltd.	75,000	43,323
	Stella International Holdings Ltd.	1,853,500	1,960,081
	Sun Hung Kai & Co. Ltd.	3,702,787	1,755,656
	Sun Hung Kai Properties Ltd.	839,511	9,668,719
	SUNeVision Holdings Ltd.	1,088,000	903,877
	Swire Pacific Ltd., Class A	1,452,500	8,273,307
	Swire Pacific Ltd., Class B	2,557,500	2,411,248
	Swire Properties Ltd.	865,050	2,073,142
#	TAI Cheung Holdings Ltd.	1,102,000	674,368
	Tai Hing Group Holdings Ltd.	857,000	133,021
	Tai Sang Land Development Ltd.	145,523	77,652
#	Tan Chong International Ltd.	372,000	95,056
	Tao Heung Holdings Ltd.	795,000	88,535
	Techtronic Industries Co. Ltd.	1,690,500	22,564,954
*	Television Broadcasts Ltd.	1,687,300	1,040,177
	Texhong Textile Group Ltd.	616,500	741,387
	Texwinca Holdings Ltd.	4,092,000	703,329
*	Theme International Holdings Ltd.	1,985,000	275,868
*	Town Health International Medical Group Ltd.	1,166,000	68,035
	Tradelink Electronic Commerce Ltd.	2,608,000	388,556
#	Transport International Holdings Ltd.	1,153,275	1,886,608
*	Trendzon Holdings Group Ltd.	2,396,000	75,962
	United Laboratories International Holdings Ltd.	5,893,500	2,888,248

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
††^	Untrade Convoy	23,823,171	$95,026
*	Untrade Gold Fin Holdings	2,104,000	0
	Untrade Master Glory GP	807,080	5,019
††^	Untrade Mh Development NPV	564,000	15,633
††^	Untrade.Burwill	9,641,600	16,342
††^	Up Energy Development Group Ltd.	2,252,000	6,945
*	Value Convergence Holdings Ltd.	1,880,000	57,739
	Value Partners Group Ltd.	7,464,000	2,824,717
	Vanke Overseas Investment Holding Co. Ltd.	123,000	37,213
	Vedan International Holdings Ltd.	1,404,000	114,148
#	Vitasoy International Holdings Ltd.	2,646,000	4,797,396
*	Vobile Group Ltd.	260,000	128,227
#Ω	VPower Group International Holdings Ltd.	3,559,506	409,024
	VSTECS Holdings Ltd.	4,897,200	4,216,244
	VTech Holdings Ltd.	682,500	4,827,936
	Wai Kee Holdings Ltd.	384,000	168,343
	Wang On Group Ltd.	66,120,000	534,403
*	Wealthking Investments Ltd.	1,516,000	107,199
Ω	WH Group Ltd.	36,105,734	24,934,587
	Wharf Real Estate Investment Co. Ltd.	1,476,750	6,959,284
	Wing On Co. International Ltd.	123,137	279,675
#	Wing Tai Properties Ltd.	462,000	245,481
*	Xingye Alloy Materials Group Ltd.	279,000	41,625
	Xinyi Glass Holdings Ltd.	9,222,000	20,406,546
	YTO Express Holdings Ltd.	716,000	203,906
*	Yue Yuen Industrial Holdings Ltd.	4,554,000	6,698,411
	Zensun Enterprises Ltd.	1,107,001	518,343
*	Zhaobangji Properties Holdings Ltd.	1,448,000	74,948

TOTAL HONG KONG			720,998,650

IRELAND — (0.6%)
	AIB Group PLC	2,537,699	5,512,225
*	Bank of Ireland Group PLC	4,935,750	29,914,131
	Cairn Homes PLC	2,564,364	3,092,239
	CRH PLC	567,661	22,457,976
#	CRH PLC, Sponsored ADR	1,025,090	40,573,062
*	Dalata Hotel Group PLC	350,594	1,601,390
*	Datalex PLC	15,269	12,268
	FBD Holdings PLC	84,655	890,321
#*,*	Flutter Entertainment PLC	152,117	15,363,995
	Glanbia PLC	552,063	6,596,125
*Ω	Glenveagh Properties PLC	2,141,727	2,584,487
*	Irish Continental Group PLC	459,877	1,862,837
	Kerry Group PLC,Class A	78,150	8,555,311
	Kingspan Group PLC	366,845	34,124,299
*	Permanent TSB Group Holdings PLC	16,626	26,161
	Smurfit Kappa Group PLC	770,509	32,558,448

TOTAL IRELAND			205,725,275

ISRAEL — (1.1%)
	Adgar Investment & Development Ltd.	175,272	396,515
	Afcon Holdings Ltd.	2,028	116,546
	AFI Properties Ltd.	50,056	3,014,048
	Africa Israel Residences Ltd.	7,833	550,158
*	Airport City Ltd.	195,697	4,356,746
*	Albaad Massuot Yitzhak Ltd.	721	6,127
*	Allot Ltd.	48,893	284,119
	Alony Hetz Properties & Investments Ltd.	175,151	2,866,570

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ISRAEL — (Continued)
#	Alrov Properties & Lodgings Ltd.	27,336	$1,782,770
	Amot Investments Ltd.	347,422	2,637,212
	Arad Ltd.	5,667	79,207
	Ashtrom Group Ltd.	83,306	2,323,098
#	Atreyu Capital Markets Ltd.	5,542	115,779
	AudioCodes Ltd.	49,937	1,172,256
#	Aura Investments Ltd.	295,607	635,371
	Automatic Bank Services Ltd.	19,980	121,812
#*	Avgol Industries 1953 Ltd.	305,415	216,803
	Azorim-Investment Development & Construction Co. Ltd.	245,996	1,271,244
#	Azrieli Group Ltd.	27,826	2,390,205
	Bank Hapoalim BM	1,105,912	10,253,140
	Bank Leumi Le-Israel BM	2,347,288	24,634,191
#*	Bet Shemesh Engines Holdings 1997 Ltd.	15,611	457,511
*	Bezeq The Israeli Telecommunication Corp. Ltd.	4,936,467	7,825,715
	Big Shopping Centers Ltd.	14,843	2,243,057
*	BioLine RX Ltd.	391,980	35,183
	Blue Square Real Estate Ltd.	21,770	1,945,021
#*	Brack Capital Properties NV	6,273	968,399
*	Camtek Ltd.	19,118	562,667
	Carasso Motors Ltd.	82,131	530,131
*	Castro Model Ltd.	337	10,758
*	Cellcom Israel Ltd.	433,182	2,521,632
*	Ceragon Networks Ltd.	99,230	189,529
*	Clal Insurance Enterprises Holdings Ltd.	204,273	4,527,856
#*	Compugen Ltd.	18,025	40,583
	Danel Adir Yeoshua Ltd.	17,920	2,825,247
	Delek Automotive Systems Ltd.	182,984	2,603,987
*	Delek Group Ltd.	35,775	5,915,445
	Delta Galil Industries Ltd.	50,883	3,391,002
	Dor Alon Energy in Israel 1988 Ltd.	2,203	89,458
	Duniec Brothers Ltd.	3,892	250,159
	Elbit Systems Ltd.	36,125	7,836,092
	Electra Consumer Products 1970 Ltd.	60,059	3,390,554
	Electra Ltd.	8,110	5,565,091
	Electra Real Estate Ltd.	44,657	748,720
*	Ellomay Capital Ltd.	1,262	31,971
*	Elron Ventures Ltd.	2,434	8,811
	Energix-Renewable Energies Ltd.	317,806	1,076,723
*	Enlight Renewable Energy Ltd.	1,066,210	2,287,492
*	Equital Ltd.	110,308	4,499,093
*	Evogene Ltd.	21,090	22,355
*	Fattal Holdings 1998 Ltd.	1,116	160,964
#	First International Bank of Israel Ltd. (The)	274,205	11,514,555
	FMS Enterprises Migun Ltd.	14,813	513,823
	Formula Systems 1985 Ltd.	52,629	5,092,718
#	Fox Wizel Ltd.	52,929	7,782,165
	Gav-Yam Lands Corp. Ltd.	181,873	2,001,749
*	Gilat Satellite Networks Ltd.	84,839	620,559
	Globrands Ltd.	82	10,415
	Hamat Group Ltd.	7,791	75,544
	Harel Insurance Investments & Financial Services Ltd.	796,272	9,759,812
	Hilan Ltd.	73,859	4,293,002
	ICL Group Ltd.	832,868	9,031,870
	IDI Insurance Co. Ltd.	39,079	1,293,529
#	IES Holdings Ltd.	2,265	230,631
#	Ilex Medical Ltd.	6,475	263,487
#	Infinya Ltd.	18,125	1,658,035
#	Inrom Construction Industries Ltd.	247,150	1,067,228

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ISRAEL — (Continued)
	Isracard Ltd.	378,766	$1,906,128
	Israel Canada T.R Ltd.	185,753	918,409
	Israel Discount Bank Ltd., Class A	2,666,509	15,749,570
#	Israel Land Development—Urban Renewal Ltd.	77,681	1,409,749
	Isras Investment Co. Ltd.	4,493	1,095,115
*	Issta Lines Ltd.	5,839	213,899
#*,*	Kamada Ltd.	57,043	306,163
	Kardan Real Estate Enterprise & Development Ltd.	100,467	148,986
#	Kenon Holdings Ltd.	56,750	3,241,121
	Kerur Holdings Ltd.	22,445	565,585
#	Klil Industries Ltd.	5,157	426,679
#	Levinstein Properties Ltd.	10,218	339,389
	M Yochananof & Sons Ltd.	4,743	283,271
	Magic Software Enterprises Ltd.	48,375	834,331
	Malam - Team Ltd.	6,524	187,602
	Matrix IT Ltd.	171,168	4,313,391
#	Maytronics Ltd.	178,211	3,164,280
	Mediterranean Towers Ltd.	213,477	673,788
	Mega Or Holdings Ltd.	65,865	2,507,983
*	Mehadrin Ltd.	2,358	127,548
#	Meitav Dash Investments Ltd.	120,280	684,016
*	Melisron Ltd.	45,292	3,673,908
*	Menora Mivtachim Holdings Ltd.	146,516	3,657,388
	Meshulam Levinstein Contracting & Engineering Ltd.	1,310	138,068
#	Migdal Insurance & Financial Holdings Ltd.	1,939,782	3,272,900
	Mivne Real Estate KD Ltd.	712,214	2,668,518
	Mivtach Shamir Holdings Ltd.	26,374	852,223
	Mizrahi Tefahot Bank Ltd.	406,063	15,020,133
#*	Naphtha Israel Petroleum Corp. Ltd.	242,108	1,923,789
	Nawi Brothers Ltd.	65,799	581,044
*	Neto Malinda Trading Ltd.	6,272	319,697
	Neto ME Holdings Ltd.	11,813	906,813
#*	Nice Ltd., Sponsored ADR	23,209	4,790,570
*	Nova Ltd.	75,004	7,192,486
#	Novolog Ltd.	111,876	113,386
#*	NR Spuntech Industries Ltd.	42,322	75,488
*	Oil Refineries Ltd.	10,434,273	4,643,980
	One Software Technologies Ltd.	41,287	680,222
#*	OPC Energy Ltd.	63,456	697,596
	Palram Industries 1990 Ltd.	7,278	101,479
*	Partner Communications Co. Ltd.	608,663	4,828,275
*	Partner Communications Co. Ltd., ADR	11,519	90,194
#*	Paz Oil Co. Ltd.	40,983	6,351,731
	Peninsula Group Ltd.	90,236	70,307
*	Perion Network Ltd.	44,651	954,687
	Phoenix Holdings Ltd.	729,360	9,175,672
	Plasson Industries Ltd.	16,025	940,068
*	Pluristem Therapeutics, Inc.	33,473	50,411
	Prashkovsky Investments & Construction Ltd.	6,634	260,408
#*	Priortech Ltd.	18,844	499,909
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,871,188
	Raval Ics Ltd.	19,152	37,073
	Sano-Brunos Enterprises Ltd.	139	15,243
	Scope Metals Group Ltd.	43,299	2,202,504
	Shapir Engineering & Industry Ltd.	350,982	3,283,856
#*	Shikun & Binui Ltd.	1,097,417	6,469,785
	Shufersal Ltd.	635,533	5,347,120
#*	Solegreen Ltd.	12,511	83,944
#	Strauss Group Ltd.	124,791	3,335,800

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ISRAEL — (Continued)
	Summit Real Estate Holdings Ltd.	119,032	$2,796,377
	Suny Cellular Communication Ltd.	515,689	293,616
	Tadiran Group Ltd.	13,411	2,172,154
Ω	Tamar Petroleum Ltd.	23,573	63,440
	Tel Aviv Stock Exchange Ltd.	31,761	149,996
	Telsys Ltd.	3,044	162,248
*	Tera Light Ltd.	146,516	294,543
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,878,883	16,365,071
	Tiv Taam Holdings 1 Ltd.	185,882	489,965
*	Tower Semiconductor Ltd.	352,019	16,997,754
	Victory Supermarket Chain Ltd.	1,131	17,841
#	YD More Investments Ltd.	53,576	208,341
	YH Dimri Construction & Development Ltd.	11,411	1,024,615

TOTAL ISRAEL			355,305,072

ITALY — (2.3%)
	A2A SpA	6,090,245	10,405,533
	ACEA SpA	275,084	4,718,753
*	Aeffe SpA	175,100	320,341
#	Alerion Cleanpower SpA	4,236	129,841
	Amplifon SpA	472,490	18,849,923
Ω	Anima Holding SpA	1,473,772	7,181,304
#*	Aquafil SpA	8,500	54,032
*	Arnoldo Mondadori Editore SpA	884,019	1,810,737
#	Ascopiave SpA	302,866	1,119,312
#	Assicurazioni Generali SpA	1,127,008	21,337,730
#*	Atlantia SpA	390,496	9,315,494
	Avio SpA	35,879	426,266
	Azimut Holding SpA	500,412	10,621,682
*	Banca Carige SpA	175,882	145,512
	Banca Generali SpA	254,379	8,410,057
	Banca IFIS SpA.	128,582	2,334,959
	Banca Mediolanum SpA	606,852	4,405,346
*	Banca Monte dei Paschi di Siena SpA	20,323	17,124
	Banca Popolare di Sondrio SpA	2,824,121	11,215,828
#	Banca Profilo SpA	963,146	231,608
#Ω	Banca Sistema SpA	254,658	541,972
	Banco BPM SpA	7,714,604	24,306,376
	Banco di Desio e della Brianza SpA	100,099	319,219
	BasicNet SpA	4,285	26,980
	Be Shaping The Future SpA	493,691	1,751,286
Ω	BFF Bank SpA	122,794	765,695
*	Biesse SpA	9,317	145,353
	BPER Banca	5,363,723	8,960,614
	Brembo SpA	512,575	5,130,249
*	Brunello Cucinelli SpA	145,183	7,430,989
	Buzzi Unicem SpA	278,613	5,159,544
	Cairo Communication SpA	458,991	1,086,919
Ω	Carel Industries SpA	16,423	395,165
	Cembre SpA	3,127	90,199
	Cementir Holding NV	193,185	1,344,790
*	CIR SpA-Compagnie Industriali	1,200,853	520,310
	CNH Industrial NV	1,464,786	20,750,578
	Credito Emiliano SpA	388,991	2,376,400
#*	d’Amico International Shipping SA	2,074,588	280,216
	Danieli & C Officine Meccaniche SpA	182,454	2,854,165
	Danieli & C Officine Meccaniche SpA	70,517	1,501,250
	Davide Campari-Milano NV	185,012	2,087,524
	De’ Longhi SpA	131,898	3,198,491

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ITALY — (Continued)
	DeA Capital SpA	586,848	$793,386
#	DiaSorin SpA	80,604	10,558,459
#	Digital Bros SpA	15,743	399,894
Ω	doValue SpA	41,482	352,712
*	Elica SpA	105,462	373,521
	Emak SpA	287,089	427,722
	Enel SpA	4,863,195	31,624,834
	Eni SpA	3,728,569	52,120,884
#	Eni SpA, Sponsored ADR	141,714	3,941,066
	ERG SpA	272,493	9,388,949
#	Esprinet SpA	144,644	1,335,936
#*	Eurotech SpA	79,018	286,431
*	Exprivia SpA	19,952	37,767
#	Ferrari NV	138,995	29,265,374
	Fila SpA	43,066	428,348
#*	Fincantieri SpA	1,482,879	904,515
	FinecoBank Banca Fineco SpA	980,250	13,626,807
*	FNM SpA	658,558	369,552
*	Garofalo Health Care SpA	9,743	48,033
	Gefran SpA	20,755	204,075
#*	Geox SpA	218,933	189,159
	GPI SpA	3,878	52,917
	Gruppo MutuiOnline SpA	110,159	3,373,338
	Hera SpA	3,922,971	14,631,082
*	IMMSI SpA	1,354,153	630,304
#Ω	Infrastrutture Wireless Italiane SpA	409,785	4,372,540
*	Intek Group SpA	1,101,521	634,402
	Interpump Group SpA	30,707	1,241,476
	Intesa Sanpaolo SpA	12,320,332	25,105,345
	Iren SpA	1,875,844	4,848,931
	Italgas SpA	1,432,127	9,272,553
	Italmobiliare SpA	35,301	1,118,366
*	Iveco Group NV	393,039	2,312,395
#*	Juventus Football Club SpA	4,179,974	1,356,691
*	Leonardo SpA	1,435,712	14,775,469
	LU-VE SpA	5,379	121,399
#	Maire Tecnimont SpA	693,536	2,031,502
#*††^	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,925,275	19,296,741
#*	MFE-MediaForEurope NV, Class A	3,212,825	1,961,805
#	MFE-MediaForEurope NV, Class B	3,212,825	2,958,887
	Moncler SpA	334,113	17,405,181
*	Newlat Food SpA	7,270	45,469
	Openjobmetis SpA agenzia per il lavoro	34,444	379,884
	Orsero SpA	15,305	199,188
*Ω	OVS SpA	1,677,213	3,199,882
	Pharmanutra SpA	13,850	937,703
	Piaggio & C SpA	1,761,341	4,392,020
Ω	Piovan SpA	2,034	19,222
Ω	Pirelli & C SpA	1,392,481	6,901,142
Ω	Poste Italiane SpA	840,682	8,237,959
#*	Prima Industrie SpA	25,100	422,604
	Prysmian SpA	232,175	7,551,470
Ω	RAI Way SpA	397,583	2,337,560
	Recordati Industria Chimica e Farmaceutica SpA	225,816	10,881,703
	Reply SpA	68,794	10,127,654
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	567,946
	Sabaf SpA	36,946	948,035
#	SAES Getters SpA	7,371	171,351

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ITALY — (Continued)
	SAES Getters SpA	1,311	$20,601
*	Safilo Group SpA	102,103	169,396
#*	Saipem SpA	2,412,039	2,729,829
#*	Salvatore Ferragamo SpA	97,480	1,694,264
	Sanlorenzo SpA/Ameglia	29,604	1,046,822
#*	Saras SpA	2,565,569	2,387,814
*	Servizi Italia SpA	17,209	32,149
	Sesa SpA	33,959	4,909,382
	SIT SpA	10,602	74,004
	Snam SpA	2,316,681	12,706,071
#*	Sogefi SpA	321,549	290,277
	SOL SpA	108,709	1,910,326
*	Spaxs SpA	165,982	2,153,676
#	Stellantis NV	6,834,669	91,759,854
	Stellantis NV	11,429	152,806
	Tamburi Investment Partners SpA	392,253	3,573,586
#Ω	Technogym SpA	462,492	3,490,856
	Telecom Italia SpA	25,956,222	7,579,756
	Telecom Italia SpA, Sponsored ADR	180,144	509,808
	Tenaris SA	284,581	4,349,019
	Tenaris SA, Sponsored ADR	254,303	7,674,865
#	Terna - Rete Elettrica Nazionale	2,076,816	16,938,679
	Tinexta SpA	60,794	1,520,909
#*	Tod’s SpA	50,233	1,985,459
	TXT e-solutions SpA	15,223	156,455
#	UniCredit SpA	3,294,330	30,489,286
#Ω	Unieuro SpA	30,996	517,540
	Unipol Gruppo SpA	2,108,967	11,499,394
	UnipolSai Assicurazioni SpA	2,116,526	5,953,438
#	Webuild SpA	734,563	1,248,883
	Wiit SpA	21,134	564,590
	Zignago Vetro SpA	114,751	1,407,144

TOTAL ITALY			767,072,144

JAPAN — (19.8%)
	&Do Holdings Co. Ltd.	22,100	153,365
	77 Bank Ltd.	294,674	3,653,820
	A&A Material Corp.	9,400	62,630
	A&D HOLON Holdings Co. Ltd.	106,800	713,021
	ABC-Mart, Inc.	62,200	2,579,430
*	Access Co. Ltd.	174,200	759,921
	Achilles Corp.	64,500	644,473
	Acom Co. Ltd.	1,090,600	2,804,722
	AD Works Group Co. Ltd.	62,020	70,691
#	Adastria Co. Ltd.	177,100	2,935,077
	ADEKA Corp.	407,600	7,817,030
	Ad-sol Nissin Corp.	31,400	377,609
	Adtec Plasma Technology Co. Ltd.	1,900	29,104
	Advan Group Co. Ltd.	82,200	517,836
*	Advanced Media, Inc.	83,100	356,436
	Advantage Risk Management Co. Ltd.	24,200	93,939
	Advantest Corp.	178,000	12,148,158
#	Adventure, Inc.	9,200	638,335
	Adways, Inc.	21,900	131,946
	Aeon Co. Ltd.	1,065,168	20,243,797
	Aeon Delight Co. Ltd.	112,300	2,400,291
	Aeon Fantasy Co. Ltd.	45,100	741,876
	AEON Financial Service Co. Ltd.	459,500	4,224,365
#	Aeon Hokkaido Corp.	113,600	910,798

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Aeon Mall Co. Ltd.	198,820	$2,419,154
#	Aeria, Inc.	84,300	245,892
#	AFC-HD AMS Life Science Co. Ltd.	14,100	81,217
	AGC, Inc.	710,900	26,651,221
	Agro-Kanesho Co. Ltd.	4,700	42,527
	AGS Corp.	4,100	25,102
#	Ahresty Corp.	112,100	312,173
	Ai Holdings Corp.	90,700	1,190,731
#*	AI inside, Inc.	6,300	213,860
	Aica Kogyo Co. Ltd.	137,100	3,173,611
	Aichi Bank Ltd. (The)	44,700	1,580,759
	Aichi Corp.	171,000	1,189,900
	Aichi Steel Corp.	58,100	1,005,626
	Aichi Tokei Denki Co. Ltd.	34,800	412,893
	Aida Engineering Ltd.	259,200	1,920,280
#	Aiful Corp.	1,088,100	3,101,434
	Aiming, Inc.	70,100	176,147
#	Ain Holdings, Inc.	103,500	4,642,462
	Aiphone Co. Ltd.	47,500	728,166
	Air Water, Inc.	788,400	10,464,353
	Airport Facilities Co. Ltd.	109,900	457,405
	Airtech Japan Ltd.	28,300	226,662
#	Airtrip Corp.	54,800	1,335,536
#	Aisan Industry Co. Ltd.	227,900	1,228,580
	Aisin Corp.	423,982	12,316,913
	AIT Corp.	25,700	312,605
#	Aizawa Securities Group Co. Ltd.	168,900	871,199
	Ajinomoto Co., Inc.	590,000	15,329,109
#	Ajis Co. Ltd.	18,400	319,268
	Akatsuki Corp.	96,900	230,660
#	Akatsuki, Inc.	36,800	852,555
#*	Akebono Brake Industry Co. Ltd.	604,764	714,207
	Akita Bank Ltd. (The)	106,100	1,362,238
#	Albis Co. Ltd.	27,700	477,885
	Alconix Corp.	125,800	1,359,086
	Alfresa Holdings Corp.	607,700	8,263,930
	Alinco, Inc.	83,000	544,859
#	Alleanza Holdings Co. Ltd.	58,700	451,926
*	Allied Architects, Inc.	33,300	165,270
*	Allied Telesis Holdings KK	66,200	49,391
	Alpen Co. Ltd.	97,100	1,471,848
#	Alpha Corp.	33,700	253,072
	Alpha Systems, Inc.	9,220	272,564
*	AlphaPolis Co. Ltd.	11,300	288,945
	Alps Alpine Co. Ltd.	894,204	7,916,046
	Alps Logistics Co. Ltd.	36,400	299,397
	Altech Co. Ltd.	23,900	44,912
	Altech Corp.	94,510	1,413,254
	Amada Co. Ltd.	1,044,400	8,109,727
	Amano Corp.	189,100	3,640,398
	Amiyaki Tei Co. Ltd.	21,800	487,224
	Amuse, Inc.	23,900	360,467
*	ANA Holdings, Inc.	130,900	2,467,550
	Anabuki Kosan, Inc.	12,300	213,655
	Anest Iwata Corp.	148,500	942,164
	Anicom Holdings, Inc.	38,700	182,552
	Anritsu Corp.	468,800	5,894,931
	AOI Electronics Co. Ltd.	20,400	314,667
#	AOKI Holdings, Inc.	179,100	842,952

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Aoki Super Co. Ltd.	1,100	$24,209
	Aoyama Trading Co. Ltd.	206,400	1,049,629
#	Aoyama Zaisan Networks Co. Ltd.	94,800	891,116
	Aozora Bank Ltd.	407,800	8,164,373
	Apaman Co. Ltd.	44,700	163,575
	Arakawa Chemical Industries Ltd.	86,900	692,601
	Arata Corp.	70,700	1,953,446
#	Araya Industrial Co. Ltd.	17,700	213,207
	Arcland Sakamoto Co. Ltd.	46,300	554,214
#	Arcland Service Holdings Co. Ltd.	57,800	998,855
	Arcs Co. Ltd.	181,873	2,879,317
#	Ardepro Co. Ltd.	375,900	127,031
	Arealink Co. Ltd.	34,400	396,300
	Argo Graphics, Inc.	55,800	1,324,522
#	Arisawa Manufacturing Co. Ltd.	174,100	1,217,608
	ARTERIA Networks Corp.	85,400	874,734
	Artiza Networks, Inc.	15,100	134,679
	Artnature, Inc.	114,900	655,252
#	ArtSpark Holdings, Inc.	184,400	1,196,219
*	Aruhi Corp.	200,500	1,543,138
	As One Corp.	38,980	2,069,564
	Asahi Broadcasting Group Holdings Corp.	44,000	239,128
	Asahi Co. Ltd.	96,500	987,289
	Asahi Diamond Industrial Co. Ltd.	246,300	1,079,284
	Asahi Group Holdings Ltd.	371,500	14,002,880
	Asahi Holdings, Inc.	260,000	4,127,099
#	Asahi Intecc Co. Ltd.	113,600	2,195,198
	Asahi Kasei Corp.	4,085,900	33,523,538
#	Asahi Kogyosha Co. Ltd.	37,800	459,178
#	Asahi Net, Inc.	54,600	244,699
	Asahi Yukizai Corp.	70,900	1,023,965
	Asante, Inc.	13,300	150,098
	Asanuma Corp.	43,000	1,684,080
	Asax Co. Ltd.	6,600	30,033
	Ascentech KK.	9,800	53,904
#	Ashimori Industry Co. Ltd.	23,400	166,519
	Asia Pile Holdings Corp.	138,100	453,699
	Asics Corp.	394,200	6,219,194
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	1,149,341
#	ASKUL Corp.	118,700	1,453,547
	Astellas Pharma, Inc.	417,200	6,352,168
	Astena Holdings Co. Ltd.	210,700	703,862
	Asteria Corp.	25,700	182,524
	Asti Corp.	19,899	255,621
#	Atled Corp.	4,600	70,827
*	Atrae, Inc.	40,900	564,768
*	Atsugi Co. Ltd.	78,000	322,016
	Aucnet, Inc.	28,300	332,917
	Autobacs Seven Co. Ltd.	302,800	3,188,188
	Aval Data Corp.	15,000	323,206
	Avant Corp.	79,300	705,017
	Avantia Co. Ltd.	49,100	319,867
	Avex, Inc.	152,400	1,638,257
#	Awa Bank Ltd.	167,700	2,767,952
#	Axell Corp.	34,500	251,459
	Axial Retailing, Inc.	95,400	2,498,424
	Azbil Corp.	77,900	2,365,206
	Bandai Namco Holdings, Inc.	168,200	11,387,627
	Bando Chemical Industries Ltd.	155,200	1,017,304

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#	Bank of Iwate Ltd. (The)	74,300	$1,102,071
#	Bank of Kochi Ltd. (The)	16,800	98,423
	Bank of Kyoto Ltd.	185,311	8,073,561
#	Bank of Nagoya Ltd. (The)	73,899	1,783,536
	Bank of Saga Ltd. (The)	78,700	865,324
	Bank of the Ryukyus Ltd.	214,800	1,338,351
	Bank of Toyama Ltd. (The)	1,200	18,575
	Baroque Japan Ltd.	77,400	467,251
	Base Co. Ltd.	8,100	394,237
	BayCurrent Consulting, Inc.	32,400	10,622,897
#	Beauty Garage, Inc.	16,100	339,686
	Belc Co. Ltd.	54,538	2,322,629
	Bell System24 Holdings, Inc.	155,300	1,795,976
#	Belluna Co. Ltd.	243,100	1,365,529
	Benefit One, Inc.	225,200	3,414,578
	Benesse Holdings, Inc.	187,400	3,278,916
	BeNext-Yumeshin Group Co.	39,202	451,440
#*	Bengo4.com, Inc.	30,400	782,288
#	Bic Camera, Inc.	300,000	2,532,116
	BIPROGY, Inc.	362,700	9,163,604
	BML, Inc.	137,400	3,536,069
#	Bookoff Group Holdings Ltd.	42,000	321,925
	Bourbon Corp.	2,100	33,689
	BP Castrol KK	24,900	242,812
#	Br Holdings Corp.	199,300	447,918
*	BrainPad, Inc.	72,200	632,539
	Bridgestone Corp.	633,400	23,216,444
	Broadleaf Co. Ltd.	457,600	1,292,984
	Broccoli Co. Ltd.	2,900	25,397
	Brother Industries Ltd.	646,700	11,239,376
	Bunka Shutter Co. Ltd.	248,000	1,863,812
	Business Brain Showa-Ota, Inc.	8,400	89,156
	Business Engineering Corp.	800	24,480
	BuySell Technologies Co. Ltd.	11,600	289,134
	C Uyemura & Co. Ltd.	12,900	596,272
	CAC Holdings Corp.	55,100	573,591
	Calbee, Inc.	305,600	5,474,029
#	Can Do Co. Ltd.	2,800	49,778
	Canare Electric Co. Ltd.	4,400	56,540
	Canon Electronics, Inc.	95,700	1,095,921
	Canon Marketing Japan, Inc.	150,000	3,263,978
	Canon, Inc., Sponsored ADR	57,577	1,323,119
	Canon, Inc.	488,634	11,243,051
	Capcom Co. Ltd.	439,100	11,586,575
#	Careerlink Co. Ltd.	10,700	115,032
#	Carenet, Inc.	25,500	162,349
	Carlit Holdings Co. Ltd.	83,400	410,692
	Carta Holdings, Inc.	18,000	341,768
#	Casa, Inc.	36,200	221,494
	Casio Computer Co. Ltd.	622,300	6,453,155
#	Cawachi Ltd.	94,800	1,494,021
	C’BON COSMETICS Co. Ltd.	2,100	27,642
	CDS Co. Ltd.	1,300	17,594
	CE Holdings Co. Ltd.	2,700	9,562
#*	CellSource Co. Ltd.	1,700	49,188
	Central Automotive Products Ltd.	28,900	465,188
	Central Glass Co. Ltd.	184,800	3,402,909
	Central Japan Railway Co.	61,000	7,678,994
	Central Security Patrols Co. Ltd.	46,600	752,206

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Central Sports Co. Ltd.	38,100	$698,350
	Ceres, Inc.	16,800	185,260
	Charm Care Corp. KK	55,400	553,459
	Chiba Bank Ltd. (The)	1,434,563	8,267,797
	Chiba Kogyo Bank Ltd. (The)	256,700	536,197
	Chilled & Frozen Logistics Holdings Co. Ltd.	51,000	440,028
	Chino Corp.	30,600	377,884
#	Chiyoda Co. Ltd.	94,400	511,128
*	Chiyoda Corp.	414,100	1,369,159
	Chiyoda Integre Co. Ltd.	60,000	1,009,465
	Chofu Seisakusho Co. Ltd.	102,300	1,506,166
	Chori Co. Ltd.	48,100	705,947
	Chubu Electric Power Co., Inc.	595,900	6,015,649
	Chubu Shiryo Co. Ltd.	122,600	963,156
	Chudenko Corp.	152,700	2,454,454
#	Chuetsu Pulp & Paper Co. Ltd.	106,611	767,701
	Chugai Pharmaceutical Co. Ltd.	441,700	13,235,605
#	Chugai Ro Co. Ltd.	28,300	321,185
	Chugoku Bank Ltd.	490,700	3,608,390
#	Chugoku Electric Power Co., Inc.	515,400	3,394,691
#	Chugoku Marine Paints Ltd.	259,500	1,902,955
#	Chukyo Bank Ltd. (The)	54,600	690,240
	Chuo Gyorui Co. Ltd.	3,800	83,786
	Chuo Spring Co. Ltd.	50,000	258,536
	CI Takiron Corp.	185,700	791,226
	Citizen Watch Co. Ltd.	1,375,250	5,190,340
	CKD Corp.	74,700	967,343
#	CK-San-Etsu Co. Ltd.	14,700	468,414
	CL Holdings, Inc.	11,200	94,713
	Cleanup Corp.	106,700	430,779
	CMIC Holdings Co. Ltd.	86,200	992,261
	CMK Corp.	239,700	956,288
	Coca-Cola Bottlers Japan Holdings, Inc.	441,752	4,952,241
	COLOPL, Inc.	111,100	547,569
	Colowide Co. Ltd.	149,600	1,914,738
	Computer Engineering & Consulting Ltd.	95,300	872,152
	Computer Institute of Japan Ltd.	57,240	341,424
	COMSYS Holdings Corp.	283,294	5,881,802
	Comture Corp.	96,700	2,088,657
	Concordia Financial Group Ltd.	3,046,511	11,086,572
	CONEXIO Corp.	107,000	1,200,883
#*	COOKPAD, Inc.	176,200	368,748
	Core Corp.	14,700	161,742
#	Corona Corp.	62,900	407,169
	Cosel Co. Ltd.	122,400	713,694
	Cosmo Energy Holdings Co. Ltd.	307,900	7,649,583
	Cosmos Initia Co. Ltd.	55,900	175,207
	Cosmos Pharmaceutical Corp.	40,300	3,715,157
#	Cota Co. Ltd.	44,920	493,691
	CRE, Inc.	20,300	251,791
	Create Medic Co. Ltd.	13,200	99,525
	Create Restaurants Holdings, Inc.	393,500	2,460,899
	Create SD Holdings Co. Ltd.	85,100	1,946,503
#	Credit Saison Co. Ltd.	630,000	7,095,973
	Creek & River Co. Ltd.	52,200	842,640
	Cresco Ltd.	70,600	1,021,631
*	CROOZ, Inc.	4,000	21,899
#	Cross Cat Co. Ltd.	9,600	70,074
*	CrowdWorks, Inc.	8,800	69,891

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	CTI Engineering Co. Ltd.	65,600	$1,150,443
	CTS Co. Ltd.	102,900	684,445
#	Cube System, Inc.	16,400	113,078
	Curves Holdings Co. Ltd.	169,400	992,942
	CyberAgent, Inc.	576,800	6,093,811
	Cyberlinks Co. Ltd.	4,900	41,539
	Cybernet Systems Co. Ltd.	81,200	525,237
	Cybozu, Inc.	112,900	1,115,697
	Dai Nippon Printing Co. Ltd.	370,900	7,751,080
	Dai Nippon Toryo Co. Ltd.	115,500	696,399
#	Daicel Corp.	1,128,600	6,899,120
#	Dai-Dan Co. Ltd.	63,100	1,029,022
#	Daido Kogyo Co. Ltd.	33,200	233,733
	Daido Metal Co. Ltd.	254,300	1,093,560
	Daido Steel Co. Ltd.	133,800	3,816,622
*	Daidoh Ltd.	59,500	63,748
#	Daifuku Co. Ltd.	80,100	4,925,237
	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	286,873
	Daihen Corp.	91,800	2,626,156
#	Daiho Corp.	89,700	3,070,731
	Dai-Ichi Cutter Kogyo KK	29,400	307,856
	Daiichi Jitsugyo Co. Ltd.	42,400	1,231,153
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,400	807,765
	Dai-ichi Life Holdings, Inc.	632,388	12,662,946
	Daiichi Sankyo Co. Ltd.	172,800	4,350,913
	Daiken Corp.	67,800	1,096,183
#	Daiken Medical Co. Ltd.	65,400	259,438
#	Daiki Aluminium Industry Co. Ltd.	205,600	2,278,724
	Daiki Axis Co. Ltd.	21,800	121,991
	Daikin Industries Ltd.	176,300	26,941,740
#	Daiko Denshi Tsushin Ltd.	17,000	57,373
	Daikoku Denki Co. Ltd.	43,900	431,314
#	Daikokutenbussan Co. Ltd.	43,300	1,593,574
	Daikyonishikawa Corp.	200,400	774,489
	Dainichi Co. Ltd.	47,800	236,040
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	914,167
#	Daio Paper Corp.	402,000	4,793,583
	Daiohs Corp.	2,100	16,828
	Daiseki Co. Ltd.	98,790	3,553,099
#	Daiseki Eco. Solution Co. Ltd.	49,600	396,965
	Daishi Hokuetsu Financial Group, Inc.	187,000	3,617,021
#	Daishinku Corp.	168,000	1,494,971
#	Daisue Construction Co. Ltd.	44,600	445,623
#	Daito Bank Ltd.	30,400	153,177
	Daito Pharmaceutical Co. Ltd.	78,900	1,578,165
	Daito Trust Construction Co. Ltd.	113,200	10,902,498
	Daitron Co. Ltd.	44,900	651,364
	Daiwa House Industry Co. Ltd.	1,080,300	25,970,604
	Daiwa Industries Ltd.	167,500	1,428,605
	Daiwa Securities Group, Inc.	2,425,700	11,888,666
#	Daiwabo Holdings Co. Ltd.	590,000	7,634,452
#	DATA HORIZON Co. Ltd.	2,400	39,609
	Dawn Corp.	1,300	18,724
	DCM Holdings Co. Ltd.	573,080	4,731,775
	Dear Life Co. Ltd.	168,600	666,422
	Delica Foods Holdings Co. Ltd.	14,600	60,098
*	DeNA Co. Ltd.	311,100	4,509,107
	Denka Co. Ltd.	441,300	11,830,370
#	Densan System Holdings Co. Ltd.	26,800	543,281

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Denso Corp.	237,400	$14,468,404
	Dentsu Group, Inc.	191,100	6,887,561
	Denyo Co. Ltd.	75,900	939,089
	Dexerials Corp.	346,000	7,586,861
#	Diamond Electric Holdings Co. Ltd.	11,200	81,077
	DIC Corp.	437,400	8,340,660
	Digital Arts, Inc.	50,800	2,838,187
	Digital Garage, Inc.	45,400	1,502,497
#	Digital Hearts Holdings Co. Ltd.	56,200	732,502
	Digital Holdings, Inc.	90,600	1,025,862
	Digital Information Technologies Corp.	39,900	364,556
	Dip Corp.	127,800	4,166,641
#	Direct Marketing MiX, Inc.	70,700	867,850
	Disco Corp.	37,300	9,129,186
	DKK Co. Ltd.	46,800	879,439
	DKS Co. Ltd.	50,300	1,008,833
	DMG Mori Co. Ltd.	476,500	5,980,252
	DMW Corp.	900	22,230
	Doshisha Co. Ltd.	102,100	1,202,663
	Double Standard, Inc.	20,800	286,972
	Doutor Nichires Holdings Co. Ltd.	166,123	1,909,265
	Dowa Holdings Co. Ltd.	259,800	11,052,055
	DTS Corp.	192,400	4,221,516
	Duskin Co. Ltd.	186,500	3,978,353
	Dvx, Inc.	31,200	253,787
	DyDo Group Holdings, Inc.	42,000	1,628,360
#	Dynic Corp.	7,899	43,970
	Eagle Industry Co. Ltd.	161,300	1,285,219
	Earth Corp.	39,200	1,656,669
	East Japan Railway Co.	127,800	6,664,356
	EAT & Holdings Co. Ltd.	16,500	277,424
	Ebara Corp.	94,800	4,353,912
	Ebara Foods Industry, Inc.	10,100	224,495
	Ebara Jitsugyo Co. Ltd.	52,300	957,499
	Ebase Co. Ltd.	67,300	223,541
	Eco’s Co. Ltd.	46,300	707,775
	EDION Corp.	409,400	3,684,182
#	EF-ON, Inc.	119,739	503,283
	eGuarantee, Inc.	90,100	1,495,699
#	E-Guardian, Inc.	40,300	909,035
#	Ehime Bank Ltd. (The)	168,998	1,199,384
#	Eidai Co. Ltd.	108,100	230,728
	Eiken Chemical Co. Ltd.	108,300	1,434,356
	Eisai Co. Ltd.	46,900	2,042,539
	Eizo Corp.	77,800	2,027,957
#	EJ Holdings, Inc.	40,500	358,889
	Elan Corp.	142,500	1,112,702
	Elecom Co. Ltd.	179,900	2,157,234
	Electric Power Development Co. Ltd.	262,500	3,596,986
	Elematec Corp.	79,806	720,749
	en Japan, Inc.	125,800	2,955,786
	Endo Lighting Corp.	84,000	566,900
	ENEOS Holdings, Inc.	12,898,120	45,383,484
#	Enigmo, Inc.	94,500	373,013
	Enomoto Co. Ltd.	24,600	285,433
	Enplas Corp.	35,400	757,215
	Enshu Ltd.	10,000	52,560
	Ensuiko Sugar Refining Co. Ltd.	11,600	18,926
	Entrust, Inc.	18,200	72,564

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Envipro Holdings, Inc.	47,200	$360,368
#	eRex Co. Ltd.	118,600	1,795,198
	ES-Con Japan Ltd.	122,300	716,773
	Escrow Agent Japan, Inc.	33,000	43,079
#	Eslead Corp.	40,700	527,487
	ESPEC Corp.	82,100	1,089,996
	Exedy Corp.	150,300	1,789,790
	EXEO Group, Inc.	323,648	5,388,029
	Ezaki Glico Co. Ltd.	118,300	3,391,493
	F&M Co. Ltd.	23,100	250,602
#	Faith, Inc.	33,180	187,143
#	FALCO HOLDINGS Co. Ltd.	45,000	729,586
	FAN Communications, Inc.	168,700	560,130
	Fancl Corp.	122,800	2,350,762
	FANUC Corp.	22,200	3,401,663
	Fast Retailing Co. Ltd.	41,300	19,014,761
#	FCC Co. Ltd.	194,200	1,939,843
#*	FDK Corp.	37,400	208,475
	Feed One Co. Ltd.	156,148	796,588
	Felissimo Corp.	5,200	45,319
	Fenwal Controls of Japan Ltd.	3,500	37,638
#	Ferrotec Holdings Corp.	223,700	4,102,068
	Fibergate, Inc.	33,600	299,781
	FIDEA Holdings Co. Ltd.	105,740	1,050,815
	Fields Corp.	64,800	443,625
#	Financial Products Group Co. Ltd.	173,800	1,063,606
	FINDEX, Inc.	64,500	310,115
#	First Bank of Toyama Ltd. (The)	38,400	96,134
#	First Brothers Co. Ltd.	43,900	281,736
#	First Juken Co. Ltd.	38,200	329,036
	First-corp, Inc.	27,500	166,982
	Fixstars Corp.	86,000	546,308
#	FJ Next Holdings Co. Ltd.	92,500	710,423
#	Focus Systems Corp.	20,200	139,730
#	Food & Life Cos. Ltd.	288,800	6,853,404
	Forum Engineering, Inc.	15,800	100,662
	Foster Electric Co. Ltd.	125,600	668,762
	FP Corp.	200,400	4,532,500
	France Bed Holdings Co. Ltd.	125,500	848,462
*	FreakOut Holdings, Inc.	10,600	171,006
#	Freebit Co. Ltd.	73,100	494,399
	Freund Corp.	44,900	254,190
	Frontier Management, Inc.	8,500	63,625
#	F-Tech, Inc.	61,500	253,570
	FTGroup Co. Ltd.	48,500	386,852
	Fudo Tetra Corp.	91,620	1,095,390
#	Fuji Co. Ltd.	95,600	1,643,522
	Fuji Corp.	282,700	4,716,718
	Fuji Corp.	68,000	585,891
	Fuji Corp. Ltd.	124,300	592,543
#	Fuji Die Co. Ltd.	33,800	169,935
	Fuji Electric Co. Ltd.	318,300	13,957,675
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	39,283
#	Fuji Kyuko Co. Ltd.	78,500	2,484,083
	Fuji Media Holdings, Inc.	219,000	1,891,463
	Fuji Oil Co. Ltd.	289,200	621,926
	Fuji Oil Holdings, Inc.	205,200	2,912,165
	Fuji Pharma Co. Ltd.	67,500	492,717
	Fuji Seal International, Inc.	228,200	3,030,724

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Fuji Soft, Inc.	54,200	$2,888,712
	Fujibo Holdings, Inc.	51,200	1,260,644
	Fujicco Co. Ltd.	95,100	1,486,049
	FUJIFILM Holdings Corp.	189,775	10,432,167
#	Fujikura Composites, Inc.	108,700	570,318
	Fujikura Kasei Co. Ltd.	117,600	400,971
	Fujikura Ltd.	1,269,300	6,004,418
	Fujimi, Inc.	32,100	1,399,544
	Fujimori Kogyo Co. Ltd.	78,000	2,151,384
	Fujisash Co. Ltd.	461,100	255,152
	Fujishoji Co. Ltd.	33,700	221,377
*	Fujita Kanko, Inc.	29,700	537,780
#	Fujitec Co. Ltd.	181,600	3,913,842
	Fujitsu General Ltd.	140,500	2,497,258
	Fujitsu Ltd.	311,329	47,057,147
	Fujiya Co. Ltd.	50,100	925,853
#	FuKoKu Co. Ltd.	43,300	313,025
	Fukuda Corp.	30,900	1,092,908
#	Fukuda Denshi Co. Ltd.	16,200	932,893
	Fukui Bank Ltd. (The)	102,400	1,068,099
	Fukui Computer Holdings, Inc.	34,500	861,157
	Fukuoka Financial Group, Inc.	538,956	9,847,418
	Fukushima Bank Ltd.	19,400	31,841
	Fukushima Galilei Co. Ltd.	58,100	1,682,754
	Fukuyama Transporting Co. Ltd.	129,600	3,627,461
	FULLCAST Holdings Co. Ltd.	85,300	1,632,050
#	Fumakilla Ltd.	16,801	142,435
	Funai Soken Holdings, Inc.	133,420	2,237,480
#	Furukawa Battery Co. Ltd.	77,700	718,105
	Furukawa Co. Ltd.	153,700	1,500,485
	Furukawa Electric Co. Ltd.	356,990	5,797,183
	Furuno Electric Co. Ltd.	121,700	879,051
#	Furuya Metal Co. Ltd.	10,200	726,253
	Furyu Corp.	95,200	751,921
	Fuso Chemical Co. Ltd.	112,500	3,311,272
	Fuso Pharmaceutical Industries Ltd.	36,399	599,212
	Futaba Corp.	185,000	944,867
	Futaba Industrial Co. Ltd.	341,700	1,038,868
	Future Corp.	213,800	3,132,610
	Fuyo General Lease Co. Ltd.	113,600	6,146,312
#	G-7 Holdings, Inc.	173,200	2,175,020
#	Gakken Holdings Co. Ltd.	141,700	963,772
#	Gakkyusha Co. Ltd.	29,000	359,208
#	Gakujo Co. Ltd.	34,700	244,309
	Gecoss Corp.	69,200	416,435
#	Genki Sushi Co. Ltd.	30,500	585,112
	Genky DrugStores Co. Ltd.	38,700	1,085,715
	Geo Holdings Corp.	220,500	2,138,154
	Geostr Corp.	74,200	174,888
#	Gift Holdings, Inc.	8,100	145,285
	Giken Ltd.	5,600	153,665
#	GL Sciences, Inc.	27,500	517,834
	GLOBERIDE, Inc.	110,398	2,227,608
	Glory Ltd.	194,745	3,132,467
#	Glosel Co. Ltd.	69,000	218,459
	GMO Financial Gate, Inc.	1,400	137,322
#	GMO Financial Holdings, Inc.	100,400	622,786
	GMO GlobalSign Holdings KK	18,200	767,281
	GMO internet, Inc.	257,800	5,152,178

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	GMO Payment Gateway, Inc.	63,200	$5,302,472
	GMO Pepabo, Inc.	4,500	73,303
#*	GNI Group Ltd.	2,800	24,565
#*	Godo Steel Ltd.	53,900	540,608
	Goldcrest Co. Ltd.	79,030	1,027,868
	Goldwin, Inc.	56,600	2,838,916
	Golf Digest Online, Inc.	69,500	544,426
	Good Com Asset Co. Ltd.	37,200	302,134
#	Grandy House Corp.	68,500	276,981
	gremz, Inc.	34,300	428,082
#	GS Yuasa Corp.	374,499	6,493,945
	GSI Creos Corp.	49,600	454,214
	G-Tekt Corp.	127,900	1,231,058
	Gun-Ei Chemical Industry Co. Ltd.	21,600	456,104
	GungHo Online Entertainment, Inc.	177,118	3,613,623
	Gunma Bank Ltd.	1,444,301	4,151,708
	Gunze Ltd.	76,400	2,199,410
	H.U. Group Holdings, Inc.	282,400	6,292,569
	H2O Retailing Corp.	435,060	2,845,850
	HABA Laboratories, Inc.	8,500	132,973
	Hachijuni Bank Ltd.	1,832,931	6,044,528
	Hagihara Industries, Inc.	45,500	359,685
	Hagiwara Electric Holdings Co. Ltd.	36,100	522,592
	Hagoromo Foods Corp.	1,500	35,540
#	Hakudo Co. Ltd.	35,800	686,010
	Hakuhodo DY Holdings, Inc.	380,700	4,492,857
#	Hakuto Co. Ltd.	71,100	1,245,857
	Halows Co. Ltd.	50,800	1,214,069
	Hamakyorex Co. Ltd.	93,200	2,089,945
	Hamamatsu Photonics KK	135,700	6,071,648
#	Hamee Corp.	21,400	179,679
	Hankyu Hanshin Holdings, Inc.	378,700	9,994,499
	Hanwa Co. Ltd.	166,600	4,072,299
	Happinet Corp.	75,400	879,879
#	Hard Off Corp. Co. Ltd.	44,600	280,961
	Harima Chemicals Group, Inc.	61,900	372,069
#	Harmonic Drive Systems, Inc.	36,500	923,135
#*	Haruyama Holdings, Inc.	22,600	81,241
	Haseko Corp.	1,382,700	15,150,284
	Hazama Ando Corp.	1,103,380	7,666,123
	Heiwa Corp.	268,200	4,032,546
	Heiwa Real Estate Co. Ltd.	161,400	5,091,410
	Heiwado Co. Ltd.	160,900	2,427,357
#	Helios Techno Holding Co. Ltd.	59,600	128,760
#*	Hennge KK	42,400	332,686
	Hibiya Engineering Ltd.	92,400	1,355,179
	Hikari Tsushin, Inc.	35,800	4,191,937
#	HI-LEX Corp.	92,700	812,711
	Himacs Ltd.	2,700	27,116
	Himaraya Co. Ltd.	21,000	151,213
	Hino Motors Ltd.	781,400	4,033,580
	Hioki EE Corp.	23,400	1,403,628
	Hirakawa Hewtech Corp.	50,200	427,452
	Hirano Tecseed Co. Ltd.	34,700	530,857
	Hirata Corp.	28,700	1,054,561
#	Hirogin Holdings, Inc.	1,020,700	5,029,154
	Hirose Electric Co. Ltd.	20,625	2,616,775
*	Hirose Tusyo, Inc.	3,400	60,344
#	Hiroshima Gas Co. Ltd.	109,500	273,894

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Hisaka Works Ltd.	94,600	$558,622
	Hisamitsu Pharmaceutical Co., Inc.	103,800	2,843,779
	Hitachi Construction Machinery Co. Ltd.	288,700	6,536,556
	Hitachi Ltd.	1,314,685	62,350,841
	Hitachi Ltd., ADR	78,423	7,387,447
*	Hitachi Metals Ltd.	292,130	4,558,596
	Hitachi Transport System Ltd.	115,600	7,587,928
	Hitachi Zosen Corp.	826,600	4,460,527
	Hito Communications Holdings, Inc.	28,300	337,439
	Hochiki Corp.	79,200	733,750
	Hodogaya Chemical Co. Ltd.	27,700	766,794
	Hogy Medical Co. Ltd.	99,700	2,489,808
#	Hokkaido Electric Power Co., Inc.	537,200	1,994,137
	Hokkaido Gas Co. Ltd.	41,200	479,173
	Hokkan Holdings Ltd.	39,100	375,196
#	Hokko Chemical Industry Co. Ltd.	104,100	809,546
#	Hokkoku Financial Holdings, Inc.	111,800	3,225,150
#	Hokuetsu Corp.	601,495	3,081,474
	Hokuetsu Industries Co. Ltd.	106,300	723,199
	Hokuhoku Financial Group, Inc.	597,710	4,044,626
#	Hokuriku Electric Industry Co. Ltd.	33,000	296,059
#	Hokuriku Electric Power Co.	513,600	2,037,432
#	Hokuriku Electrical Construction Co. Ltd.	27,820	164,656
	Hokuto Corp.	101,500	1,594,249
	Honda Motor Co. Ltd., Sponsored ADR	465,628	12,222,735
	Honda Motor Co. Ltd.	1,159,423	30,496,942
#	Honda Tsushin Kogyo Co. Ltd.	60,400	221,647
	H-One Co. Ltd.	106,600	487,657
	Honeys Holdings Co. Ltd.	85,830	706,273
	Hoosiers Holdings	219,900	1,104,495
	Horiba Ltd.	107,200	5,215,637
	Hoshizaki Corp.	20,200	1,279,515
	Hosiden Corp.	266,600	2,542,329
	Hosokawa Micron Corp.	66,400	1,258,813
#	Hotland Co. Ltd.	36,700	385,033
*	Hotto Link, Inc.	10,200	34,667
	House Foods Group, Inc.	122,500	2,867,031
	Howa Machinery Ltd.	51,700	313,974
	Hoya Corp.	338,800	33,623,223
#*	HPC Systems, Inc.	10,700	159,359
	HS Holdings Co. Ltd.	80,300	810,315
	Hulic Co. Ltd.	1,003,717	8,474,778
	Hurxley Corp.	6,600	24,303
	Hyakugo Bank Ltd.	1,087,600	2,878,383
	Hyakujushi Bank Ltd. (The)	115,800	1,502,678
	Ibiden Co. Ltd.	167,305	6,252,500
	IBJ, Inc.	99,500	546,546
	Ichibanya Co. Ltd.	22,932	852,075
	Ichigo, Inc.	1,140,700	2,558,046
#	Ichiken Co. Ltd.	38,600	544,022
	Ichikoh Industries Ltd.	238,700	689,965
	Ichimasa Kamaboko Co. Ltd.	1,700	10,886
	Ichinen Holdings Co. Ltd.	123,572	1,210,428
#	Ichiyoshi Securities Co. Ltd.	176,300	776,040
	Icom, Inc.	47,400	872,265
#	ID Holdings Corp.	34,025	220,044
	IDEA Consultants, Inc.	2,900	40,212
	Idec Corp.	151,300	2,670,613
	Idemitsu Kosan Co. Ltd.	885,691	23,342,434

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	IDOM, Inc.	458,000	$2,294,895
	Ihara Science Corp.	32,500	497,950
	IHI Corp.	605,500	13,729,571
	Iida Group Holdings Co. Ltd.	270,396	4,300,548
	Iino Kaiun Kaisha Ltd.	400,300	2,266,368
	IJTT Co. Ltd.	96,460	380,954
	Ikegami Tsushinki Co. Ltd.	25,900	122,955
	I’ll, Inc.	25,300	267,564
#	Imagica Group, Inc.	74,900	396,620
#	Imasen Electric Industrial	50,700	233,063
	i-mobile Co. Ltd.	5,600	56,169
*	Impact HD, Inc.	6,900	165,934
	Imuraya Group Co. Ltd.	18,300	316,301
	Inaba Denki Sangyo Co. Ltd.	170,300	3,339,996
	Inaba Seisakusho Co. Ltd.	49,800	491,066
	Inabata & Co. Ltd.	216,800	3,547,646
#	Inageya Co. Ltd.	18,700	194,017
*	I-NE Co. Ltd.	1,800	46,434
	Ines Corp.	82,300	969,810
	I-Net Corp.	61,310	578,491
	Infocom Corp.	138,000	2,352,307
	Infomart Corp.	696,800	3,470,309
	Information Services International-Dentsu Ltd.	105,600	3,032,642
	INFRONEER Holdings, Inc.	724,908	5,280,266
	Innotech Corp.	65,600	678,327
	Inpex Corp.	1,874,800	22,306,681
	Insource Co. Ltd.	76,998	1,311,382
	Intage Holdings, Inc.	183,100	2,227,752
	Intelligent Wave, Inc.	20,400	89,452
	Inter Action Corp.	34,500	513,863
	Internet Initiative Japan, Inc.	245,700	7,668,608
#	Inui Global Logistics Co. Ltd.	40,500	518,532
	I-PEX, Inc.	72,100	784,608
	IR Japan Holdings Ltd.	35,500	1,124,256
	Iriso Electronics Co. Ltd.	76,900	1,796,927
	I’rom Group Co. Ltd.	20,200	304,663
	ISB Corp.	38,300	321,995
	Ise Chemicals Corp.	7,800	256,107
	Iseki & Co. Ltd.	101,900	963,452
	Isetan Mitsukoshi Holdings Ltd.	1,014,840	7,531,711
#	Ishihara Chemical Co. Ltd.	8,100	80,214
	Ishihara Sangyo Kaisha Ltd.	185,300	1,451,813
	Ishii Iron Works Co. Ltd.	2,900	65,384
	Ishizuka Glass Co. Ltd.	11,699	157,042
	Isuzu Motors Ltd.	1,618,607	18,882,313
*	ITbook Holdings Co. Ltd.	9,800	34,752
#	Itfor, Inc.	84,600	524,211
	ITmedia, Inc.	37,200	478,325
#	Ito En Ltd.	72,800	2,991,753
#	ITOCHU Corp.	1,654,600	49,937,441
	Itochu Enex Co. Ltd.	290,300	2,403,463
	Itochu Techno-Solutions Corp.	74,100	1,735,110
	Itochu-Shokuhin Co. Ltd.	24,300	927,830
	Itoham Yonekyu Holdings, Inc.	536,846	2,701,970
	Itoki Corp.	211,500	575,172
#	IwaiCosmo Holdings, Inc.	96,600	941,155
	Iwaki Co. Ltd.	20,400	173,611
	Iwasaki Electric Co. Ltd.	34,500	615,309
	Iwatani Corp.	229,400	9,127,086

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Iwatsu Electric Co. Ltd.	44,000	$285,397
	Iwatsuka Confectionery Co. Ltd.	500	15,243
	Iyo Bank Ltd.	1,030,157	4,995,123
	Izumi Co. Ltd.	145,900	3,170,937
	J Front Retailing Co. Ltd.	1,057,200	7,922,261
	J Trust Co. Ltd.	280,700	675,589
	JAC Recruitment Co. Ltd.	72,200	1,016,186
	Jaccs Co. Ltd.	125,000	3,160,982
	JAFCO Group Co. Ltd.	441,000	5,316,765
*	Jamco Corp.	25,100	152,246
#	JANOME Corp.	88,199	464,393
*	Japan Airlines Co. Ltd.	224,100	3,699,772
*	Japan Airport Terminal Co. Ltd.	24,400	1,011,051
	Japan Aviation Electronics Industry Ltd.	347,300	4,856,332
#	Japan Best Rescue System Co. Ltd.	71,200	558,098
	Japan Cash Machine Co. Ltd.	100,300	552,168
#*	Japan Communications, Inc.	746,000	1,045,816
*	Japan Display, Inc.	1,651,801	849,945
	Japan Electronic Materials Corp.	38,000	563,269
	Japan Elevator Service Holdings Co. Ltd.	218,600	2,856,853
	Japan Exchange Group, Inc.	712,900	10,615,371
#	Japan Foundation Engineering Co. Ltd.	110,100	650,049
*	Japan Hospice Holdings, Inc.	1,300	17,184
#	Japan Investment Adviser Co. Ltd.	42,700	387,706
	Japan Lifeline Co. Ltd.	263,100	2,193,017
	Japan Material Co. Ltd.	253,300	3,826,912
	Japan Medical Dynamic Marketing, Inc.	135,400	1,649,495
	Japan Oil Transportation Co. Ltd.	13,579	270,466
#	Japan Petroleum Exploration Co. Ltd.	102,400	2,041,240
	Japan Post Holdings Co. Ltd.	919,800	6,449,502
	Japan Post Insurance Co. Ltd.	231,300	3,740,072
	Japan Property Management Center Co. Ltd.	52,300	399,756
	Japan Pulp & Paper Co. Ltd.	48,100	1,408,777
	Japan Pure Chemical Co. Ltd.	2,200	39,181
	Japan Securities Finance Co. Ltd.	459,400	3,318,390
	Japan Steel Works Ltd.	117,400	3,304,173
#	Japan System Techniques Co. Ltd.	10,200	194,964
	Japan Tobacco, Inc.	1,807,900	30,755,604
	Japan Transcity Corp.	157,600	719,205
	Japan Wool Textile Co. Ltd.	253,500	1,894,838
	Jastec Co. Ltd.	35,900	307,652
	JBCC Holdings, Inc.	54,100	622,454
	JCR Pharmaceuticals Co. Ltd.	164,700	3,060,922
	JCU Corp.	145,000	3,693,175
	JDC Corp.	37,800	155,362
	Jeol Ltd.	30,500	1,369,711
	JFE Holdings, Inc.	1,800,108	22,013,058
	JFE Systems, Inc.	9,800	180,497
	JGC Holdings Corp.	732,100	8,284,583
	Jichodo Co. Ltd.	100	5,440
#*	JIG-SAW, Inc.	18,200	758,083
#	Jimoto Holdings, Inc.	92,810	435,700
	JINS Holdings, Inc.	55,100	1,816,005
	JINUSHI Co. Ltd.	67,300	990,207
#	JK Holdings Co. Ltd.	69,700	574,853
#	J-Lease Co. Ltd.	27,600	309,956
	JM Holdings Co. Ltd.	78,400	981,091
*	JMDC, Inc.	34,100	1,644,418
	JMS Co. Ltd.	99,400	450,657

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#*	Joban Kosan Co. Ltd.	26,499	$255,573
	J-Oil Mills, Inc.	106,900	1,306,790
#	Joshin Denki Co. Ltd.	79,200	1,221,451
	Joyful Honda Co. Ltd.	87,100	1,044,603
	JP-Holdings, Inc.	226,100	370,660
	JSB Co. Ltd.	14,700	393,299
	JSP Corp.	64,500	745,446
	JSR Corp.	166,900	4,532,187
	J-Stream, Inc.	6,300	35,470
	JTEKT Corp.	710,400	4,952,850
	Juki Corp.	160,999	1,070,840
	Juroku Financial Group, Inc.	148,300	2,491,029
	Justsystems Corp.	71,500	3,107,631
#	JVCKenwood Corp.	898,370	1,275,866
	K&O Energy Group, Inc.	65,400	838,523
	Kadokawa Corp.	142,805	3,579,826
#	Kadoya Sesame Mills, Inc.	8,500	231,311
	Kaga Electronics Co. Ltd.	86,100	2,028,683
	Kagome Co. Ltd.	19,200	480,500
	Kajima Corp.	1,451,500	16,176,213
	Kakaku.com, Inc.	289,200	6,056,371
	Kaken Pharmaceutical Co. Ltd.	104,700	3,172,632
	Kakiyasu Honten Co. Ltd.	32,400	593,497
#	Kamakura Shinsho Ltd.	11,100	48,968
#	Kameda Seika Co. Ltd.	47,100	1,533,032
	Kamei Corp.	121,400	974,599
	Kamigumi Co. Ltd.	331,900	5,635,296
	Kanaden Corp.	81,100	591,477
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	528,214
	Kanamic Network Co. Ltd.	71,200	276,658
#	Kanamoto Co. Ltd.	195,500	2,921,434
	Kandenko Co. Ltd.	474,600	3,009,722
	Kaneka Corp.	198,500	5,311,374
#	Kaneko Seeds Co. Ltd.	4,800	66,318
	Kanematsu Corp.	433,200	4,477,175
	Kanematsu Electronics Ltd.	69,500	2,076,707
	Kanemi Co. Ltd.	2,200	45,549
	Kansai Electric Power Co., Inc. (The)	651,000	5,706,663
	Kansai Food Market Ltd.	13,600	140,977
	Kansai Paint Co. Ltd.	154,300	2,125,008
	Kanto Denka Kogyo Co. Ltd.	324,800	2,450,356
	Kao Corp.	422,400	16,929,145
#*	Kasai Kogyo Co. Ltd.	124,700	259,279
	Katakura & Co-op Agri Corp.	12,200	122,391
	Katakura Industries Co. Ltd.	113,000	2,193,876
	Katitas Co. Ltd.	114,400	2,668,591
	Kato Sangyo Co. Ltd.	83,300	2,161,479
#	Kato Works Co. Ltd.	50,926	302,491
	Kawada Technologies, Inc.	23,100	633,613
	Kawagishi Bridge Works Co. Ltd.	9,000	198,117
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	555,756
	Kawasaki Heavy Industries Ltd.	670,600	11,925,143
	Kawasaki Kinkai Kisen Kaisha Ltd.	2,800	83,977
#	Kawasaki Kisen Kaisha Ltd.	89,198	4,663,455
	KDDI Corp.	2,616,600	86,647,898
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,238,020
	Keihan Holdings Co. Ltd.	199,000	4,244,625
	Keihanshin Building Co. Ltd.	143,800	1,496,571
	Keihin Co. Ltd.	12,500	136,667

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Keikyu Corp.	359,400	$3,620,057
	Keio Corp.	86,300	3,309,825
	Keisei Electric Railway Co. Ltd.	104,500	2,562,283
	KEIWA, Inc.	2,800	102,345
	Keiyo Bank Ltd.	521,400	1,986,980
	Keiyo Co. Ltd.	146,000	1,030,432
	KEL Corp.	14,100	140,331
	Kenko Mayonnaise Co. Ltd.	60,200	643,727
	Kewpie Corp.	323,500	5,448,305
	Keyence Corp.	32,620	13,113,374
	KeyHolder, Inc.	14,400	64,274
	KFC Holdings Japan Ltd.	67,500	1,479,068
	KFC Ltd.	600	7,919
	KH Neochem Co. Ltd.	128,600	2,432,755
	Kikkoman Corp.	111,450	6,263,616
#	Kimoto Co. Ltd.	171,800	280,163
	Kimura Chemical Plants Co. Ltd.	87,600	548,014
	Kimura Unity Co. Ltd.	8,500	92,117
	Kinden Corp.	367,500	4,354,701
	King Jim Co. Ltd.	9,300	65,421
	Kinki Sharyo Co. Ltd. (The)	23,000	210,542
*	Kintetsu Department Store Co. Ltd.	18,300	361,699
	Kintetsu Group Holdings Co. Ltd.	145,000	4,157,330
	Kintetsu World Express, Inc.	213,400	5,083,721
	Kirin Holdings Co. Ltd.	287,080	4,184,973
	Kissei Pharmaceutical Co. Ltd.	148,200	2,932,610
	Ki-Star Real Estate Co. Ltd.	46,800	1,930,426
	Kitagawa Corp.	47,800	459,816
#	Kita-Nippon Bank Ltd. (The)	36,800	439,054
	Kitano Construction Corp.	21,100	347,464
#	Kitanotatsujin Corp.	307,200	404,253
	Kito Corp.	144,600	1,878,130
	Kitz Corp.	390,200	1,983,511
#	Kiyo Bank Ltd.	306,900	3,366,317
*	KLab, Inc.	200,900	682,941
#	Koa Corp.	145,100	1,691,198
	Koa Shoji Holdings Co. Ltd.	29,400	196,204
#	Koatsu Gas Kogyo Co. Ltd.	119,100	598,436
	Kobayashi Pharmaceutical Co. Ltd.	19,500	1,329,795
	Kobe Bussan Co. Ltd.	187,500	4,571,119
*	Kobe Electric Railway Co. Ltd.	15,400	383,636
	Kobe Steel Ltd.	1,261,482	5,468,957
	Koei Tecmo Holdings Co. Ltd.	56,900	1,744,839
	Kohnan Shoji Co. Ltd.	138,800	4,019,680
#	Kohsoku Corp.	39,800	471,128
	Koike Sanso Kogyo Co. Ltd.	4,000	59,606
	Koito Manufacturing Co. Ltd.	142,300	5,221,631
#	Kojima Co. Ltd.	187,200	914,693
	Kokusai Co. Ltd.	13,700	64,739
#	Kokusai Pulp & Paper Co. Ltd.	20,200	45,799
	Kokuyo Co. Ltd.	357,864	4,660,881
#	KOMAIHALTEC, Inc.	19,300	287,009
	Komatsu Ltd.	832,200	18,729,890
	Komatsu Matere Co. Ltd.	135,000	1,564,385
	Komatsu Wall Industry Co. Ltd.	32,800	465,917
	KOMEDA Holdings Co. Ltd.	199,500	3,436,777
	Komehyo Holdings Co. Ltd.	35,800	477,426
	Komeri Co. Ltd.	154,400	3,261,415
	Komori Corp.	274,100	1,555,442

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#	Konaka Co. Ltd.	268,780	$701,877
	Konami Holdings Corp.	173,162	10,648,316
	Kondotec, Inc.	69,800	580,908
#	Konica Minolta, Inc.	2,129,700	7,412,033
	Konishi Co. Ltd.	110,500	1,297,196
	Konoike Transport Co. Ltd.	117,400	1,042,046
#	Konoshima Chemical Co. Ltd.	39,300	445,548
*	Kosaido Holdings Co. Ltd.	76,600	470,764
	Kose Corp.	7,600	780,224
	Kozo Keikaku Engineering, Inc.	8,800	173,992
	Krosaki Harima Corp.	36,800	1,142,476
	KRS Corp.	76,600	626,240
#	K’s Holdings Corp.	769,680	7,622,229
#	KU Holdings Co. Ltd.	59,700	489,259
	Kubota Corp., Sponsored ADR	39,134	3,314,258
	Kubota Corp.	285,700	4,853,660
	Kumagai Gumi Co. Ltd.	224,100	4,676,712
#	Kumiai Chemical Industry Co. Ltd.	317,665	2,149,055
	Kurabo Industries Ltd.	83,300	1,142,860
	Kuraray Co. Ltd.	1,412,200	11,294,401
	Kureha Corp.	86,300	6,483,766
	Kurimoto Ltd.	44,100	544,214
	Kurita Water Industries Ltd.	125,700	4,288,420
	Kuriyama Holdings Corp.	65,700	494,425
	Kuroda Precision Industries Ltd.	2,400	39,689
#	Kusuri no Aoki Holdings Co. Ltd.	51,700	2,290,524
#	KYB Corp.	149,800	3,390,719
	Kyocera Corp.	217,230	11,406,081
	Kyoden Co. Ltd.	156,200	610,115
	Kyodo Printing Co. Ltd.	36,200	749,101
	Kyoei Steel Ltd.	103,500	1,061,906
#	Kyokuto Boeki Kaisha Ltd.	29,559	492,432
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	1,534,455
#	Kyokuto Securities Co. Ltd.	118,700	638,980
	Kyokuyo Co. Ltd.	45,200	1,131,304
#	KYORIN Holdings, Inc.	201,000	2,923,018
#	Kyoritsu Printing Co. Ltd.	170,500	176,272
	Kyosan Electric Manufacturing Co. Ltd.	189,500	637,214
	Kyowa Electronic Instruments Co. Ltd.	106,500	295,171
	Kyowa Kirin Co. Ltd.	76,500	1,612,373
#	Kyowa Leather Cloth Co. Ltd.	58,800	302,350
	Kyudenko Corp.	196,000	4,444,861
	Kyushu Electric Power Co., Inc.	715,400	4,490,133
	Kyushu Financial Group, Inc.	1,542,948	4,735,075
	Kyushu Leasing Service Co. Ltd.	3,300	14,886
	Kyushu Railway Co.	217,300	4,259,242
	LA Holdings Co. Ltd.	11,000	190,605
	LAC Co. Ltd.	59,000	370,357
	Lacto Japan Co. Ltd.	41,900	642,960
*	Laox Co. Ltd.	62,199	80,479
	Lasertec Corp.	82,500	11,022,110
	Lawson, Inc.	182,200	6,701,349
#	LEC, Inc.	125,100	838,310
	Life Corp.	91,700	2,091,849
	LIFULL Co. Ltd.	273,700	477,439
	LIKE, Inc.	34,600	572,766
	Linical Co. Ltd.	43,100	270,001
	Link & Motivation, Inc.	149,800	527,041
	Lintec Corp.	174,200	3,244,930

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Lion Corp.	647,500	$6,671,473
	LITALICO, Inc.	62,000	1,278,999
	Lixil Corp.	686,319	12,071,192
	Loadstar Capital KK	4,700	54,109
#*	Locondo, Inc.	19,500	151,361
	Lonseal Corp.	5,700	62,433
	Look Holdings, Inc.	31,700	375,533
#*	LTS, Inc.	4,200	90,246
*	M&A Capital Partners Co. Ltd.	60,400	1,876,069
#	M3, Inc.	296,600	9,471,606
	Mabuchi Motor Co. Ltd.	138,100	3,688,442
#*	Macbee Planet, Inc.	5,000	229,238
	Macnica Fuji Electronics Holdings, Inc.	242,550	5,028,759
	Macromill, Inc.	176,200	1,620,541
	Maeda Kosen Co. Ltd.	116,200	2,656,722
#	Maezawa Industries, Inc.	54,300	264,626
	Maezawa Kasei Industries Co. Ltd.	58,900	575,709
	Maezawa Kyuso Industries Co. Ltd.	83,300	585,851
	Makino Milling Machine Co. Ltd.	122,400	3,771,555
	Makita Corp., Sponsored ADR	1,200	35,616
	Makita Corp.	302,900	8,952,767
*	Management Solutions Co. Ltd.	29,000	1,027,274
	Mandom Corp.	178,900	1,778,754
	Mani, Inc.	103,000	1,176,262
	MarkLines Co. Ltd.	45,600	939,237
	Mars Group Holdings Corp.	59,700	778,790
	Marubeni Corp.	1,542,359	16,835,796
#	Marubun Corp.	92,400	472,212
	Marudai Food Co. Ltd.	102,900	1,202,019
	Marufuji Sheet Piling Co. Ltd.	2,700	39,778
	Maruha Nichiro Corp.	290,281	5,342,355
	Marui Group Co. Ltd.	299,200	5,151,469
#	Maruichi Steel Tube Ltd.	178,400	3,807,475
	MARUKA FURUSATO Corp.	72,976	1,920,809
#	Marumae Co. Ltd.	26,900	444,863
#	Marusan Securities Co. Ltd.	256,900	977,243
	Maruwa Co. Ltd.	57,700	6,727,587
#	Maruwa Unyu Kikan Co. Ltd.	184,000	2,148,202
#	Maruyama Manufacturing Co., Inc.	15,400	182,971
	Maruzen CHI Holdings Co. Ltd.	91,800	270,642
	Maruzen Co. Ltd.	26,400	362,504
	Maruzen Showa Unyu Co. Ltd.	59,000	1,440,167
	Marvelous, Inc.	115,300	677,804
#	Matching Service Japan Co. Ltd.	26,400	164,714
	Matsuda Sangyo Co. Ltd.	63,362	1,112,613
#	Matsui Construction Co. Ltd.	92,100	458,593
#	Matsui Securities Co. Ltd.	296,400	1,833,180
	MatsukiyoCocokara & Co.	181,185	5,989,131
	Matsuoka Corp.	10,400	87,682
	Matsuyafoods Holdings Co. Ltd.	28,900	843,711
	Max Co. Ltd.	93,700	1,143,040
	Maxell Ltd.	257,400	2,295,164
	Maxvalu Tokai Co. Ltd.	29,100	581,011
	Mazda Motor Corp.	1,324,200	9,402,817
	McDonald’s Holdings Co. Japan Ltd.	81,200	3,221,434
	MCJ Co. Ltd.	466,400	3,050,611
	Mebuki Financial Group, Inc.	3,274,691	6,593,566
	MEC Co. Ltd.	55,200	1,052,190
	Media Do Co. Ltd.	32,600	430,222

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Medical Data Vision Co. Ltd.	70,900	$530,493
	Medical System Network Co. Ltd.	162,500	630,915
	Medikit Co. Ltd.	1,200	21,338
	Medipal Holdings Corp.	468,300	7,712,150
	Medius Holdings Co. Ltd.	11,900	92,053
*	MedPeer, Inc.	60,500	1,384,865
*	Megachips Corp.	96,700	2,477,354
	Megmilk Snow Brand Co. Ltd.	225,400	3,359,776
	Meidensha Corp.	232,000	4,201,331
	Meiho Facility Works Ltd.	12,000	64,262
	Meiji Electric Industries Co. Ltd.	24,300	190,489
	MEIJI Holdings Co. Ltd.	311,420	15,523,320
#	Meiji Shipping Co. Ltd.	65,900	365,629
	Meiko Electronics Co. Ltd.	163,900	4,334,456
	Meisei Industrial Co. Ltd.	167,700	877,990
	Meitec Corp.	112,400	5,966,181
	Meito Sangyo Co. Ltd.	39,700	494,636
#	Meiwa Corp.	106,000	714,484
#	Meiwa Estate Co. Ltd.	67,400	311,686
	Melco Holdings, Inc.	22,500	686,866
#	Members Co. Ltd.	29,700	706,891
	Menicon Co. Ltd.	261,900	5,594,028
#*	Mercari, Inc.	19,900	326,109
	Mercuria Holdings Co. Ltd.	38,800	177,360
#*	Metaps, Inc.	42,300	232,540
#*	MetaReal Corp.	12,000	93,667
	METAWATER Co. Ltd.	60,400	998,602
	Micronics Japan Co. Ltd.	97,900	1,145,740
	Midac Holdings Co. Ltd.	7,600	122,538
#	Mie Kotsu Group Holdings, Inc.	271,000	958,359
#	Mikuni Corp.	142,900	420,096
	Milbon Co. Ltd.	72,972	3,055,403
	MIMAKI ENGINEERING Co. LTD.	87,300	457,921
	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,010,192
	Minebea Mitsumi, Inc.	879,726	16,878,561
#	Ministop Co. Ltd.	78,300	843,214
#	Minkabu The Infonoid, Inc.	25,100	511,362
#	Mipox Corp.	5,700	37,675
	Mirai Industry Co. Ltd.	900	10,082
#	Miraial Co. Ltd.	35,800	456,068
#	Mirainovate Co. Ltd.	217,779	269,079
	Mirait Holdings Corp.	363,110	5,088,487
	Miroku Jyoho Service Co. Ltd.	75,800	769,709
	MISUMI Group, Inc.	320,500	8,036,318
	Mitachi Co. Ltd.	7,700	51,758
	Mitani Corp.	141,600	1,799,652
#	Mitani Sekisan Co. Ltd.	7,000	278,983
#	Mito Securities Co. Ltd.	317,800	640,273
#	Mitsuba Corp.	182,600	493,908
	Mitsubishi Chemical Holdings Corp.	4,782,560	29,162,329
	Mitsubishi Corp.	871,700	29,267,780
	Mitsubishi Electric Corp.	1,165,300	12,205,689
	Mitsubishi Estate Co. Ltd.	449,620	6,549,421
	Mitsubishi Gas Chemical Co., Inc.	555,600	8,113,406
	Mitsubishi HC Capital, Inc.	4,111,770	18,500,792
	Mitsubishi Heavy Industries Ltd.	974,800	33,328,525
#	Mitsubishi Kakoki Kaisha Ltd.	30,900	463,280
	Mitsubishi Logisnext Co. Ltd.	208,800	1,225,150
	Mitsubishi Logistics Corp.	195,399	4,503,465

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Mitsubishi Materials Corp.	420,120	$6,572,036
#*	Mitsubishi Motors Corp.	2,009,200	5,025,027
*	Mitsubishi Paper Mills Ltd.	133,600	314,155
	Mitsubishi Pencil Co. Ltd.	67,500	655,289
	Mitsubishi Research Institute, Inc.	33,900	1,020,642
	Mitsubishi Shokuhin Co. Ltd.	76,200	1,888,686
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	539,590
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,126,843	6,535,689
	Mitsubishi UFJ Financial Group, Inc.	7,992,700	46,464,547
	Mitsuboshi Belting Ltd.	94,600	1,449,046
	Mitsui & Co. Ltd., Sponsored ADR	14,154	6,865,115
	Mitsui & Co. Ltd.	973,645	23,577,580
	Mitsui Chemicals, Inc.	778,389	17,784,536
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,212,121
*	Mitsui E&S Holdings Co. Ltd.	420,619	1,132,653
	Mitsui Fudosan Co. Ltd.	576,700	12,222,428
	Mitsui High-Tec, Inc.	79,400	6,859,014
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	948,911
	Mitsui Mining & Smelting Co. Ltd.	379,700	9,600,958
	Mitsui OSK Lines Ltd.	599,700	14,039,641
	Mitsui-Soko Holdings Co. Ltd.	157,800	2,933,563
	Mitsumura Printing Co. Ltd.	1,500	15,412
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,093,627
	Miura Co. Ltd.	114,100	2,383,284
	Mixi, Inc.	271,900	4,677,355
	Miyaji Engineering Group, Inc.	31,100	832,934
	Miyazaki Bank Ltd. (The)	74,400	1,182,164
	Miyoshi Oil & Fat Co. Ltd.	42,400	375,802
	Mizuho Financial Group, Inc.	1,743,996	21,176,831
#	Mizuho Leasing Co. Ltd.	167,100	3,873,495
#	Mizuho Medy Co. Ltd.	13,100	199,356
	Mizuno Corp.	94,821	1,560,425
#*	Mobile Factory, Inc.	19,700	146,242
	Mochida Pharmaceutical Co. Ltd.	39,398	1,122,220
	Modec, Inc.	106,900	1,002,311
#	Molitec Steel Co. Ltd.	55,500	129,881
	Monex Group, Inc.	956,200	4,360,987
	Money Partners Group Co. Ltd.	88,500	175,059
	Monogatari Corp.	47,400	1,976,585
#	MonotaRO Co. Ltd.	367,400	6,311,213
#	MORESCO Corp.	35,400	318,579
	Mori-Gumi Co. Ltd.	51,800	119,236
	Morinaga & Co. Ltd.	158,100	4,902,473
	Morinaga Milk Industry Co. Ltd.	234,200	9,431,641
	Moriroku Holdings Co. Ltd.	13,500	183,732
	Morita Holdings Corp.	150,000	1,439,631
	Morito Co. Ltd.	84,800	501,672
	Morningstar Japan KK	70,500	299,568
	Morozoff Ltd.	22,198	513,379
#	Mortgage Service Japan Ltd.	30,200	229,225
#	Mory Industries, Inc.	25,200	484,192
#	MrMax Holdings Ltd.	131,300	616,970
	MS&AD Insurance Group Holdings, Inc.	321,874	9,581,308
	MTG Co. Ltd.	6,700	74,690
	MTI Ltd.	93,200	340,814
	Mugen Estate Co. Ltd.	70,100	277,381
	m-up Holdings, Inc.	56,700	446,513
	Murata Manufacturing Co. Ltd.	457,720	27,283,535
	Musashi Seimitsu Industry Co. Ltd.	296,600	3,014,213

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Musashino Bank Ltd. (The)	140,600	$1,923,163
#	Mutoh Holdings Co. Ltd.	11,700	195,140
	Nabtesco Corp.	364,500	8,313,367
#	NAC Co. Ltd.	64,300	468,136
	Nachi-Fujikoshi Corp.	102,000	2,966,524
	Nadex Co. Ltd.	7,600	38,463
	Nafco Co. Ltd.	27,100	350,263
	Nagano Bank Ltd. (The)	39,700	392,010
#	Nagano Keiki Co. Ltd.	61,000	522,890
	Nagase & Co. Ltd.	471,500	6,756,608
	Nagatanien Holdings Co. Ltd.	43,700	658,839
#	Nagawa Co. Ltd.	7,700	542,740
	Nagoya Railroad Co. Ltd.	303,599	4,876,147
	Naigai Tec Corp.	5,100	99,596
	Naigai Trans Line Ltd.	26,700	383,349
#	Nakabayashi Co. Ltd.	88,700	336,144
	Nakamoto Packs Co. Ltd.	18,300	215,517
*	Nakamura Choukou Co. Ltd.	3,600	18,648
	Nakamuraya Co. Ltd.	14,400	347,527
	Nakanishi, Inc.	118,900	1,943,420
#	Nakano Corp.	76,100	187,616
#	Nakayama Steel Works Ltd.	116,700	383,240
	Nakayo, Inc.	6,200	51,701
#*	Namura Shipbuilding Co. Ltd.	240,448	643,873
	Nankai Electric Railway Co. Ltd.	218,800	3,906,199
	Nanto Bank Ltd.	142,101	2,223,239
	Narasaki Sangyo Co. Ltd.	13,400	179,308
	Nasu Denki Tekko Co. Ltd.	1,000	69,887
	Natori Co. Ltd.	29,400	456,302
	NEC Capital Solutions Ltd.	62,200	941,601
	NEC Corp.	645,380	25,038,078
	NEC Networks & System Integration Corp.	138,800	1,970,854
#	NEOJAPAN, Inc.	8,800	77,362
	NET One Systems Co. Ltd.	323,200	7,712,457
	Neturen Co. Ltd.	160,700	726,424
	New Art Holdings Co. Ltd.	15,400	157,505
	New Japan Chemical Co. Ltd.	166,800	342,660
	Nexon Co. Ltd.	90,300	2,056,230
	Nextage Co. Ltd.	185,800	2,839,664
#*	NexTone, Inc.	17,200	370,660
	NF Holdings Corp.	13,500	128,276
	NGK Insulators Ltd.	579,700	7,797,904
	NGK Spark Plug Co. Ltd.	678,800	10,416,335
#	NH Foods Ltd.	300,699	9,496,203
	NHK Spring Co. Ltd.	1,013,237	6,544,427
	Nicca Chemical Co. Ltd.	17,100	98,678
	Nice Corp.	33,700	490,962
#	Nichia Steel Works Ltd.	236,101	480,485
	Nichias Corp.	335,600	6,027,186
	Nichiban Co. Ltd.	41,400	555,093
	Nichicon Corp.	249,100	2,255,573
	Nichiden Corp.	57,600	959,725
	Nichiha Corp.	136,900	2,475,101
*	Nichi-iko Pharmaceutical Co. Ltd.	376,743	2,265,364
#	Nichimo Co. Ltd.	4,800	96,559
	Nichirei Corp.	390,399	7,167,915
	Nichireki Co. Ltd.	127,300	1,188,256
	Nichirin Co. Ltd.	61,830	739,986
#	Nidec Corp.	155,355	10,043,542

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Nifco, Inc.	278,500	$5,880,202
	Nihon Chouzai Co. Ltd.	97,720	950,684
	Nihon Dempa Kogyo Co. Ltd.	51,400	464,069
	Nihon Dengi Co. Ltd.	7,200	193,425
	Nihon Denkei Co. Ltd.	30,300	297,706
	Nihon Flush Co. Ltd.	78,400	579,599
	Nihon House Holdings Co. Ltd.	212,700	658,722
	Nihon Kagaku Sangyo Co. Ltd.	54,300	473,982
	Nihon Kohden Corp.	192,700	4,625,976
	Nihon M&A Center Holdings, Inc.	642,600	7,912,854
#	Nihon Nohyaku Co. Ltd.	214,000	987,148
	Nihon Parkerizing Co. Ltd.	296,200	2,095,066
#	Nihon Plast Co. Ltd.	100,700	381,776
	Nihon Tokushu Toryo Co. Ltd.	58,000	358,129
	Nihon Trim Co. Ltd.	10,400	179,933
#	Nihon Yamamura Glass Co. Ltd.	40,900	246,597
	Niitaka Co. Ltd.	10,200	187,476
#	Nikkato Corp.	24,500	94,815
	Nikkiso Co. Ltd.	214,300	1,335,682
	Nikko Co. Ltd.	113,400	534,123
	Nikkon Holdings Co. Ltd.	260,400	3,944,029
	Nikon Corp.	823,300	9,251,273
	Nintendo Co. Ltd.	98,000	44,726,290
	Nippi, Inc.	8,500	231,988
	Nippn Corp.	268,400	3,490,940
	Nippon Air Conditioning Services Co. Ltd.	73,400	453,331
	Nippon Aqua Co. Ltd.	33,100	158,534
*	Nippon Avionics Co. Ltd.	1,400	28,670
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,600	736,347
#	Nippon Carbide Industries Co., Inc.	39,800	419,984
	Nippon Carbon Co. Ltd.	43,900	1,410,357
#	Nippon Chemical Industrial Co. Ltd.	41,300	706,094
*	Nippon Chemi-Con Corp.	103,000	1,429,736
#	Nippon Chemiphar Co. Ltd.	10,000	150,360
	Nippon Coke & Engineering Co. Ltd.	892,500	935,834
	Nippon Concept Corp.	32,900	345,352
#	Nippon Concrete Industries Co. Ltd.	233,900	553,553
	Nippon Denko Co. Ltd.	632,550	1,537,875
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,033,981
	Nippon Dry-Chemical Co. Ltd.	6,200	79,688
	Nippon Electric Glass Co. Ltd.	360,700	7,261,046
	Nippon Express Holdings, Inc.	222,676	13,055,673
	Nippon Felt Co. Ltd.	15,100	49,552
	Nippon Filcon Co. Ltd.	48,800	187,970
#	Nippon Fine Chemical Co. Ltd.	53,400	856,384
	Nippon Gas Co. Ltd.	567,300	8,050,184
	Nippon Hume Corp.	106,300	557,701
	Nippon Kanzai Co. Ltd.	1,900	40,827
	Nippon Kayaku Co. Ltd.	376,300	3,279,576
*	Nippon Kinzoku Co. Ltd.	8,400	77,166
#	Nippon Kodoshi Corp.	40,100	604,180
	Nippon Koei Co. Ltd.	69,800	1,558,027
	Nippon Light Metal Holdings Co. Ltd.	390,630	5,004,932
#	Nippon Paint Holdings Co. Ltd.	130,000	1,029,773
	Nippon Paper Industries Co. Ltd.	463,602	3,682,325
	Nippon Parking Development Co. Ltd.	959,600	1,135,086
#	Nippon Pillar Packing Co. Ltd.	97,200	1,954,661
	Nippon Piston Ring Co. Ltd.	34,200	332,623
	Nippon Rietec Co. Ltd.	13,800	119,827

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#	Nippon Road Co. Ltd.	27,400	$1,527,432
	Nippon Sanso Holdings Corp.	301,800	5,431,037
	Nippon Seiki Co. Ltd.	201,600	1,459,395
	Nippon Seisen Co. Ltd.	8,300	265,308
	Nippon Sharyo Ltd.	48,699	790,382
#*	Nippon Sheet Glass Co. Ltd.	315,600	954,461
	Nippon Shinyaku Co. Ltd.	42,600	2,881,199
	Nippon Shokubai Co. Ltd.	98,800	3,974,855
	Nippon Signal Co. Ltd.	210,200	1,459,220
	Nippon Soda Co. Ltd.	117,200	3,099,556
	Nippon Steel Corp.	1,353,479	21,491,315
	Nippon Steel Trading Corp.	73,500	2,991,266
	Nippon Suisan Kaisha Ltd.	1,961,500	8,660,636
	Nippon Systemware Co. Ltd.	34,700	617,350
	Nippon Telegraph & Telephone Corp.	591,000	17,416,379
	Nippon Thompson Co. Ltd.	311,200	1,208,136
	Nippon Tungsten Co. Ltd.	4,900	80,707
	Nippon Yakin Kogyo Co. Ltd.	66,209	1,289,854
	Nippon Yusen KK	273,831	19,755,254
	Nipro Corp.	832,200	6,557,424
	Nishikawa Rubber Co. Ltd.	800	8,082
	Nishimatsu Construction Co. Ltd.	249,100	7,333,839
	Nishimatsuya Chain Co. Ltd.	144,900	1,778,385
	Nishimoto Co. Ltd.	18,900	405,930
	Nishi-Nippon Financial Holdings, Inc.	648,014	3,894,802
	Nishi-Nippon Railroad Co. Ltd.	167,000	3,340,802
	Nishio Rent All Co. Ltd.	116,100	2,505,785
	Nissan Chemical Corp.	211,500	11,171,978
*	Nissan Motor Co. Ltd.	2,404,500	9,626,526
	Nissan Shatai Co. Ltd.	292,700	1,276,504
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	210,047
	Nissei ASB Machine Co. Ltd.	43,600	994,203
#	Nissei Plastic Industrial Co. Ltd.	71,100	528,636
#	Nissha Co. Ltd.	219,900	2,320,913
	Nisshin Group Holdings Co. Ltd.	166,700	585,535
	Nisshin Oillio Group Ltd.	155,500	3,519,162
	Nisshin Seifun Group, Inc.	342,745	4,569,071
	Nisshinbo Holdings, Inc.	618,541	4,627,959
	Nissin Corp.	66,600	792,866
	Nissin Electric Co. Ltd.	248,900	2,653,949
	Nissin Foods Holdings Co. Ltd.	43,775	3,045,102
#	Nissin Sugar Co. Ltd.	64,200	847,650
#	Nisso Corp.	56,500	286,572
	Nissui Pharmaceutical Co. Ltd.	60,000	457,417
	Nitori Holdings Co. Ltd.	97,600	10,041,020
	Nitta Corp.	80,200	1,702,701
#	Nitta Gelatin, Inc.	53,700	261,694
	NITTAN Corp.	112,600	232,479
	Nittetsu Mining Co. Ltd.	39,901	1,986,056
	Nitto Boseki Co. Ltd.	53,600	1,039,372
	Nitto Denko Corp.	327,600	21,988,811
	Nitto Fuji Flour Milling Co. Ltd.	3,600	116,658
	Nitto Kogyo Corp.	118,100	1,390,533
	Nitto Kohki Co. Ltd.	54,400	630,188
	Nitto Seiko Co. Ltd.	147,300	571,878
#	Nittoc Construction Co. Ltd.	122,549	665,020
	Nittoku Co. Ltd.	6,700	100,033
	NJS Co. Ltd.	29,100	471,914
	Noda Corp.	53,100	505,891

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Noevir Holdings Co. Ltd.	40,800	$1,599,730
	NOF Corp.	151,100	5,671,458
	Nohmi Bosai Ltd.	77,900	1,147,251
	Nojima Corp.	210,400	4,231,657
	NOK Corp.	400,300	3,405,860
	Nomura Co. Ltd.	66,800	459,348
	Nomura Holdings, Inc.	2,934,498	11,299,146
#	Nomura Holdings, Inc., Sponsored ADR	308,897	1,167,631
#	Nomura Micro Science Co. Ltd.	9,400	271,446
	Nomura Real Estate Holdings, Inc.	453,200	11,042,554
	Nomura Research Institute Ltd.	239,085	6,760,467
	Noritake Co. Ltd.	49,200	1,562,430
	Noritsu Koki Co. Ltd.	111,800	1,853,932
	Noritz Corp.	153,300	1,775,300
#	North Pacific Bank Ltd.	1,308,100	2,480,353
	Nozawa Corp.	30,300	168,220
	NS Solutions Corp.	107,400	3,204,109
#	NS Tool Co. Ltd.	73,800	819,054
	NS United Kaiun Kaisha Ltd.	66,600	1,830,359
	NSD Co. Ltd.	164,078	2,912,606
	NSK Ltd.	1,154,347	6,387,847
*	NTN Corp.	2,216,700	3,540,818
	NTT Data Corp.	563,200	10,384,232
*	OAK Capital Corp.	213,300	122,425
	Oat Agrio Co. Ltd.	22,400	201,258
	Obara Group, Inc.	51,800	1,159,279
	Obayashi Corp.	1,679,800	11,552,215
	OBIC Business Consultants Co. Ltd.	14,500	521,156
	Obic Co. Ltd.	18,300	2,703,628
#	Odakyu Electric Railway Co. Ltd.	247,200	3,743,362
	Odawara Engineering Co. Ltd.	1,300	17,897
	Oenon Holdings, Inc.	215,700	526,758
	Ogaki Kyoritsu Bank Ltd.	179,200	2,626,400
	Ohara, Inc.	37,400	316,272
#	Ohashi Technica, Inc.	48,100	477,303
#	Ohba Co. Ltd.	19,400	115,943
*	Ohki Healthcare Holdings Co. Ltd.	2,000	10,644
	Ohsho Food Service Corp.	30,100	1,413,362
#*	OIE Sangyo Co. Ltd.	1,200	8,444
	Oiles Corp.	88,001	1,011,095
#*	Oisix ra daichi, Inc.	102,200	2,100,198
	Oita Bank Ltd. (The)	128,600	1,833,012
	Oji Holdings Corp.	3,008,400	14,250,800
	Okabe Co. Ltd.	184,200	935,285
#	Okada Aiyon Corp.	19,400	229,605
	Okamoto Industries, Inc.	42,300	1,245,453
	Okamoto Machine Tool Works Ltd.	21,199	656,400
	Okamura Corp.	261,600	2,404,091
#	Okasan Securities Group, Inc.	786,500	2,105,745
#*	Okaya Electric Industries Co. Ltd.	25,800	56,132
	Oki Electric Industry Co. Ltd.	478,434	3,099,185
	Okinawa Cellular Telephone Co.	37,200	1,431,505
	Okinawa Electric Power Co., Inc.	141,858	1,412,110
	Okinawa Financial Group, Inc.	107,840	1,846,114
	OKUMA Corp.	115,600	4,131,708
	Okumura Corp.	136,800	3,229,415
	Okura Industrial Co. Ltd.	47,600	670,221
	Okuwa Co. Ltd.	158,800	1,065,810
	Olympic Group Corp.	34,400	175,681

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Olympus Corp.	1,027,900	$18,092,190
	Omron Corp.	89,900	5,299,971
	Onamba Co. Ltd.	27,400	95,637
	Ono Pharmaceutical Co. Ltd.	258,200	6,633,298
	ONO Sokki Co. Ltd.	36,500	137,078
#	Onoken Co. Ltd.	83,400	968,361
	Onward Holdings Co. Ltd.	550,900	1,028,875
	Open House Group Co. Ltd.	277,800	10,749,375
	Optex Group Co. Ltd.	97,860	1,287,481
*	Optim Corp.	64,400	426,542
	Optorun Co. Ltd.	23,500	348,738
	Oracle Corp.	53,200	3,418,704
	Organo Corp.	36,300	2,490,739
	Oricon, Inc.	4,400	31,301
	Orient Corp.	2,641,700	2,535,739
	Oriental Land Co. Ltd.	15,500	2,344,687
	Oriental Shiraishi Corp.	571,300	1,032,511
	Origin Co. Ltd.	25,500	269,711
	ORIX Corp.	1,902,400	34,697,798
#	ORIX Corp., Sponsored ADR	8,803	799,400
	Oro Co. Ltd.	27,100	422,683
	Osaka Gas Co. Ltd.	345,100	6,219,877
	Osaka Organic Chemical Industry Ltd.	70,000	1,509,511
	Osaka Soda Co. Ltd.	49,799	1,223,473
#	Osaka Steel Co. Ltd.	62,700	675,867
	Osaki Electric Co. Ltd.	218,700	825,802
	OSG Corp.	290,600	3,650,657
	Otsuka Corp.	115,100	3,772,070
	Otsuka Holdings Co. Ltd.	169,800	5,705,690
	OUG Holdings, Inc.	3,900	80,161
	Outsourcing, Inc.	432,600	4,290,313
	Oyo Corp.	106,400	1,614,867
#	Ozu Corp.	5,000	76,817
	Pacific Industrial Co. Ltd.	228,300	1,770,082
#	Pacific Metals Co. Ltd.	97,700	2,725,660
#	Pack Corp.	57,100	1,045,044
	PAL GROUP Holdings Co. Ltd.	111,500	1,244,352
	PALTAC Corp.	69,958	2,549,829
	Pan Pacific International Holdings Corp.	581,000	8,897,058
	Panasonic Corp.	3,997,842	35,633,543
#	PAPYLESS Co. Ltd.	16,100	159,848
#	Paraca, Inc.	27,500	380,021
	Paramount Bed Holdings Co. Ltd.	143,600	2,391,650
#	Paris Miki Holdings, Inc.	114,600	237,640
*	Park24 Co. Ltd.	340,400	4,847,468
	Parker Corp.	6,000	22,844
#	Pasco Corp.	4,700	49,838
	Pasona Group, Inc.	107,000	1,696,566
	PC Depot Corp.	147,040	348,363
	PCA Corp.	14,500	145,775
#	PCI Holdings, Inc.	16,800	129,316
	Pegasus Sewing Machine Manufacturing Co. Ltd.	104,500	500,492
	Penta-Ocean Construction Co. Ltd.	1,924,100	9,414,592
	People Dreams & Technologies Group Co. Ltd.	17,800	294,964
*	PeptiDream, Inc.	346,400	5,587,038
	Persol Holdings Co. Ltd.	245,500	4,870,629
#	Phil Co., Inc.	3,500	30,541
	Pickles Corp.	49,500	483,093
	Pigeon Corp.	338,200	5,768,008

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Pilot Corp.	85,700	$3,481,898
#	Piolax, Inc.	133,600	1,558,643
	Pipedo HD, Inc.	9,200	178,541
	Plenus Co. Ltd.	30,100	442,137
	Pola Orbis Holdings, Inc.	72,900	840,473
	Poletowin Pitcrew Holdings, Inc.	124,900	953,152
	Poppins Corp.	10,500	166,091
#*	PR Times, Inc.	9,600	156,348
#	Precision System Science Co. Ltd.	9,200	30,100
#*	Premier Anti-Aging Co. Ltd.	11,800	339,341
	Premium Group Co. Ltd.	49,300	1,462,927
#	Premium Water Holdings, Inc.	4,000	78,591
#	Press Kogyo Co. Ltd.	476,300	1,430,995
#	Pressance Corp.	111,800	1,342,130
	Prestige International, Inc.	304,700	1,464,243
	Prima Meat Packers Ltd.	215,199	3,528,862
	Procrea Holdings, Inc.	135,573	1,873,106
	Pronexus, Inc.	38,100	310,512
#	Pro-Ship, Inc.	17,500	191,237
	Proto Corp.	89,500	703,031
	PS Mitsubishi Construction Co. Ltd.	173,800	752,755
	Punch Industry Co. Ltd.	107,200	381,548
*	QB Net Holdings Co. Ltd.	33,000	366,217
	Qol Holdings Co. Ltd.	182,000	1,531,932
	Quick Co. Ltd.	43,100	512,634
#	Raccoon Holdings, Inc.	41,100	437,841
	Raito Kogyo Co. Ltd.	231,700	3,459,431
	Raiznext Corp.	149,400	1,238,665
	Rakus Co. Ltd.	225,600	2,764,896
	Rakuten Group, Inc.	334,700	2,352,901
#	RareJob, Inc.	12,000	74,688
	Rasa Corp.	34,900	262,048
	Rasa Industries Ltd.	54,399	589,229
#	Raysum Co. Ltd.	102,800	758,154
	Recruit Holdings Co. Ltd.	1,002,100	36,357,783
	Relia, Inc.	124,200	1,021,007
	Relo Group, Inc.	297,800	4,253,948
*	Renesas Electronics Corp.	886,500	9,466,013
	Rengo Co. Ltd.	1,050,310	6,218,417
#*	RENOVA, Inc.	139,700	1,721,224
#	Resona Holdings, Inc.	3,606,648	15,683,244
	Resorttrust, Inc.	366,000	6,157,413
	Restar Holdings Corp.	101,700	1,570,619
	Retail Partners Co. Ltd.	25,600	223,022
	Rheon Automatic Machinery Co. Ltd.	64,200	543,751
	Rhythm Co. Ltd.	28,700	370,550
	Riberesute Corp.	34,000	209,700
#	Ricoh Co. Ltd.	1,093,319	7,983,313
	Ricoh Leasing Co. Ltd.	77,500	2,029,968
#	Ride On Express Holdings Co. Ltd.	55,900	501,693
*	Right On Co. Ltd.	73,600	399,389
#	Riken Corp.	38,500	702,570
	Riken Keiki Co. Ltd.	46,500	1,463,648
	Riken Technos Corp.	208,600	701,274
	Riken Vitamin Co. Ltd.	65,400	859,714
	Rinnai Corp.	104,900	6,705,145
	Rion Co. Ltd.	33,300	585,814
	Riso Kagaku Corp.	31,158	585,049
	Riso Kyoiku Co. Ltd.	519,650	1,542,862

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Rix Corp.	6,200	$78,630
#	Rock Field Co. Ltd.	51,400	561,749
	Rohm Co. Ltd.	95,300	6,657,739
	Rohto Pharmaceutical Co. Ltd.	223,600	5,971,137
	Rokko Butter Co. Ltd.	63,900	761,400
	Roland Corp.	47,100	1,625,416
	Roland DG Corp.	73,000	1,822,079
	Rorze Corp.	52,700	4,603,818
	Round One Corp.	56,100	624,408
	Ryobi Ltd.	136,600	1,129,817
	Ryoden Corp.	75,000	969,022
	Ryohin Keikaku Co. Ltd.	750,350	6,743,490
	Ryosan Co. Ltd.	96,900	1,723,877
	S Foods, Inc.	63,700	1,481,969
	S LINE Co. Ltd.	10,600	72,652
	S&B Foods, Inc.	5,300	147,297
#	Sac’s Bar Holdings, Inc.	87,300	339,022
	Sagami Rubber Industries Co. Ltd.	28,000	158,273
	Saibu Gas Holdings Co. Ltd.	80,100	1,314,676
	Sakai Chemical Industry Co. Ltd.	63,800	897,767
#	Sakai Heavy Industries Ltd.	20,300	490,088
	Sakai Moving Service Co. Ltd.	55,900	1,907,512
	Sakata INX Corp.	195,100	1,475,415
	Sakura Internet, Inc.	79,400	344,563
#	Sala Corp.	266,500	1,281,632
	SAMTY Co. Ltd.	170,700	2,757,016
	San Holdings, Inc.	41,500	504,540
	San ju San Financial Group, Inc.	100,017	1,081,621
	San-A Co. Ltd.	72,800	2,285,364
	San-Ai Oil Co. Ltd.	285,400	2,095,138
*	Sanden Corp.	23,100	34,078
	Sanei Architecture Planning Co. Ltd.	57,700	746,576
	Sangetsu Corp.	174,800	2,094,113
	San-In Godo Bank Ltd. (The)	740,700	3,677,401
#*	Sanix, Inc.	117,300	241,519
	Sanken Electric Co. Ltd.	139,400	5,148,230
	Sanki Engineering Co. Ltd.	209,900	2,377,664
	Sanko Gosei Ltd.	119,800	315,762
	Sanko Metal Industrial Co. Ltd.	11,300	226,537
	Sankyo Co. Ltd.	214,450	6,170,797
	Sankyo Frontier Co. Ltd.	13,600	500,611
	Sankyo Seiko Co. Ltd.	173,400	731,418
	Sankyo Tateyama, Inc.	128,400	574,802
	Sankyu, Inc.	253,600	7,732,015
	Sanoh Industrial Co. Ltd.	149,800	807,833
	Sansei Landic Co. Ltd.	35,100	221,280
	Sansei Technologies, Inc.	44,700	257,020
	Sansha Electric Manufacturing Co. Ltd.	48,400	279,219
	Sanshin Electronics Co. Ltd.	84,400	989,890
	Santen Pharmaceutical Co. Ltd.	331,500	2,696,646
	Sanwa Holdings Corp.	829,300	7,555,134
	Sanyo Chemical Industries Ltd.	59,500	2,275,316
	Sanyo Denki Co. Ltd.	49,000	2,104,722
	Sanyo Electric Railway Co. Ltd.	48,500	772,552
	Sanyo Engineering & Construction, Inc.	32,400	166,489
	Sanyo Industries Ltd.	1,500	21,301
#*	Sanyo Shokai Ltd.	52,799	342,206
#	Sanyo Special Steel Co. Ltd.	100,100	1,531,371
	Sanyo Trading Co. Ltd.	114,400	867,190

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Sapporo Holdings Ltd.	314,700	$6,550,192
	Sata Construction Co. Ltd.	46,000	157,948
	Sato Holdings Corp.	139,700	1,920,894
#	Sato Shoji Corp.	46,100	392,201
#	Satori Electric Co. Ltd.	61,500	579,156
	Sawai Group Holdings Co. Ltd.	198,100	6,645,197
#	Saxa Holdings, Inc.	21,600	249,025
#	SB Technology Corp.	55,400	954,290
	SBI Holdings, Inc.	470,180	10,516,565
*	SBI Insurance Group Co. Ltd.	2,700	20,720
	SBS Holdings, Inc.	113,200	2,626,762
#	Scala, Inc.	58,200	339,431
#	SCREEN Holdings Co. Ltd.	92,000	7,519,088
#	Scroll Corp.	141,300	863,965
	SCSK Corp.	191,277	3,040,982
	SE Corp.	36,600	103,129
	SEC Carbon Ltd.	2,800	118,451
	Secom Co. Ltd.	103,100	7,253,544
#	Seed Co. Ltd.	37,500	146,201
	Sega Sammy Holdings, Inc.	145,912	2,585,505
	Segue Group Co. Ltd.	8,200	36,164
	Seibu Holdings, Inc.	504,500	5,012,235
	Seika Corp.	44,100	548,591
	Seikagaku Corp.	182,300	1,183,761
	Seikitokyu Kogyo Co. Ltd.	211,999	1,201,907
	Seiko Electric Co. Ltd.	23,300	203,268
	Seiko Epson Corp.	913,000	12,861,907
	Seiko Holdings Corp.	145,600	2,492,801
	Seiko PMC Corp.	63,700	283,693
	Seino Holdings Co. Ltd.	468,100	3,823,890
#	Seiren Co. Ltd.	209,300	3,317,275
	Sekisui Chemical Co. Ltd.	973,300	13,179,587
	Sekisui House Ltd.	975,200	16,937,212
	Sekisui Jushi Corp.	94,200	1,288,033
	Sekisui Kasei Co. Ltd.	123,100	417,656
#	SEMITEC Corp.	6,300	309,430
	Senko Group Holdings Co. Ltd.	625,100	4,227,484
	Senshu Electric Co. Ltd.	33,200	1,267,682
	Senshu Ikeda Holdings, Inc.	1,055,160	1,443,682
#	Senshukai Co. Ltd.	142,300	435,398
	Septeni Holdings Co. Ltd.	111,800	565,935
	SERAKU Co. Ltd.	24,100	224,526
	Seria Co. Ltd.	186,700	3,651,087
	Seven & I Holdings Co. Ltd.	1,057,452	46,757,243
#	Seven Bank Ltd.	2,860,900	5,347,922
	SG Holdings Co. Ltd.	449,200	7,916,107
#	Sharp Corp.	357,998	3,029,128
#	Shibaura Electronics Co. Ltd.	42,300	1,924,707
	Shibaura Machine Co. Ltd.	116,300	2,778,061
#	Shibaura Mechatronics Corp.	24,500	1,374,891
	Shibusawa Warehouse Co. Ltd.	37,500	652,485
	Shibuya Corp.	78,200	1,408,484
	Shidax Corp.	93,800	266,213
*	SHIFT, Inc.	30,400	5,760,795
	Shiga Bank Ltd.	205,636	3,866,888
	Shikibo Ltd.	48,000	322,221
	Shikoku Bank Ltd. (The)	174,900	1,045,327
	Shikoku Chemicals Corp.	129,700	1,292,975
	Shikoku Electric Power Co., Inc.	322,100	1,851,919

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Shima Seiki Manufacturing Ltd.	116,200	$1,657,883
	Shimadzu Corp.	219,000	7,159,577
	Shimamura Co. Ltd.	71,446	6,336,430
	Shimano, Inc.	49,600	8,788,342
#	Shimizu Bank Ltd. (The)	164,600	1,975,167
	Shimizu Corp.	1,405,300	7,368,880
#	Shimojima Co. Ltd.	13,800	99,687
	Shin Maint Holdings Co. Ltd.	1,300	10,456
#	Shin Nippon Air Technologies Co. Ltd.	52,200	721,368
	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,088,784
	Shinagawa Refractories Co. Ltd.	29,900	843,461
#	Shindengen Electric Manufacturing Co. Ltd.	38,600	858,362
	Shin-Etsu Chemical Co. Ltd.	212,500	29,204,832
	Shin-Etsu Polymer Co. Ltd.	197,700	1,555,009
	Shin-Keisei Electric Railway Co. Ltd.	11,400	184,550
	Shinko Electric Industries Co. Ltd.	163,700	7,056,308
	Shinko Shoji Co. Ltd.	181,600	1,317,351
	Shinmaywa Industries Ltd.	300,900	2,110,607
	Shinnihon Corp.	150,500	826,074
#	Shinnihonseiyaku Co. Ltd.	31,500	351,538
	Shinoken Group Co. Ltd.	207,700	1,617,364
	Shinsho Corp.	26,500	737,154
	Shinwa Co. Ltd.	33,700	517,064
	Shinwa Co. Ltd.	27,300	166,671
	Shionogi & Co. Ltd.	75,000	4,171,943
	Ship Healthcare Holdings, Inc.	432,000	7,216,099
	Shiseido Co. Ltd.	96,800	4,575,875
#	Shizuki Electric Co., Inc.	70,300	243,104
	Shizuoka Bank Ltd.	1,361,530	8,809,197
	Shizuoka Gas Co. Ltd.	285,100	2,043,644
	SHO-BOND Holdings Co. Ltd.	33,100	1,391,193
*	Shobunsha Holdings, Inc.	47,400	149,655
	Shoei Co. Ltd.	97,000	3,598,634
#	Shoei Foods Corp.	38,900	1,168,328
#	Shofu, Inc.	45,300	561,514
	Showa Denko KK	814,200	15,842,995
	Showa Sangyo Co. Ltd.	87,700	1,774,095
	Showa Shinku Co. Ltd.	17,400	192,046
	Sigma Koki Co. Ltd.	23,700	273,872
#	SIGMAXYZ Holdings Inc.	142,200	1,161,711
	Siix Corp.	175,500	1,340,610
*	Silver Life Co. Ltd.	10,700	117,852
	Sinanen Holdings Co. Ltd.	38,300	954,691
	Sinfonia Technology Co. Ltd.	111,500	1,081,457
	Sinko Industries Ltd.	86,700	1,089,711
	Sintokogio Ltd.	211,600	1,113,674
	SK-Electronics Co. Ltd.	56,700	342,559
	SKY Perfect JSAT Holdings, Inc.	802,800	2,600,598
#	Skylark Holdings Co. Ltd.	712,800	8,457,860
#*	Smaregi, Inc.	22,100	177,467
	SMC Corp.	11,300	5,471,687
	SMK Corp.	25,099	417,334
	SMS Co. Ltd.	270,300	6,343,589
#	Snow Peak, Inc.	112,700	2,065,879
#	SNT Corp.	72,000	119,998
#	Soda Nikka Co. Ltd.	70,300	361,457
	Sodick Co. Ltd.	270,100	1,511,323
	Soft99 Corp.	11,800	105,625
	Softbank Corp.	712,300	8,289,649

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	SoftBank Group Corp.	2,671,363	$109,873,770
	Softcreate Holdings Corp.	31,500	1,015,247
	Software Service, Inc.	9,400	420,827
	Sohgo Security Services Co. Ltd.	208,900	5,802,993
	Sojitz Corp.	711,319	10,846,434
	Soken Chemical & Engineering Co. Ltd.	30,200	387,460
	Solasto Corp.	220,800	1,526,966
	Soliton Systems KK	44,900	501,415
	Solxyz Co. Ltd.	19,900	59,964
	Sompo Holdings, Inc.	486,200	19,793,200
	Sony Group Corp.	1,141,000	98,469,458
	Sony Group Corp., Sponsored ADR	344,389	29,634,673
	Sotetsu Holdings, Inc.	160,800	2,756,608
	Sotoh Co. Ltd.	11,700	79,196
#	Space Co. Ltd.	61,060	426,527
#	Sparx Group Co. Ltd.	586,900	1,157,356
	SPK Corp.	30,800	316,206
	S-Pool, Inc.	181,300	1,811,662
	Sprix Ltd.	23,700	221,618
	Square Enix Holdings Co. Ltd.	78,700	3,142,158
	SRA Holdings	60,600	1,319,302
#*	SRE Holdings Corp.	26,500	546,672
	ST Corp.	28,400	329,821
	St. Marc Holdings Co. Ltd.	89,700	1,025,354
	Stanley Electric Co. Ltd.	388,400	6,697,221
	Star Mica Holdings Co. Ltd.	55,300	654,329
	Star Micronics Co. Ltd.	130,300	1,460,600
	Starts Corp., Inc.	239,500	4,438,958
	Starzen Co. Ltd.	71,198	1,083,797
#	St-Care Holding Corp.	81,200	513,717
	Stella Chemifa Corp.	55,300	1,036,777
	Step Co. Ltd.	29,100	401,818
	Strike Co. Ltd.	33,000	1,004,935
	Studio Alice Co. Ltd.	58,100	1,025,952
	Subaru Corp.	1,602,000	24,309,867
	Subaru Enterprise Co. Ltd.	7,000	450,241
	Sugi Holdings Co. Ltd.	96,000	4,114,604
#	Sugimoto & Co. Ltd.	42,100	706,597
	SUMCO Corp.	389,860	5,614,632
	Sumida Corp.	181,500	1,174,570
	Suminoe Textile Co. Ltd.	27,000	389,072
#	Sumiseki Holdings, Inc.	277,800	389,517
	Sumitomo Bakelite Co. Ltd.	119,200	3,911,085
	Sumitomo Chemical Co. Ltd.	5,298,452	22,530,100
	Sumitomo Corp.	832,500	13,173,173
	Sumitomo Dainippon Pharma Co. Ltd.	534,800	4,763,786
	Sumitomo Densetsu Co. Ltd.	73,400	1,256,053
	Sumitomo Electric Industries Ltd.	1,523,600	16,379,957
	Sumitomo Forestry Co. Ltd.	829,800	12,694,976
	Sumitomo Heavy Industries Ltd.	453,896	9,605,065
	Sumitomo Metal Mining Co. Ltd.	245,300	10,758,054
	Sumitomo Mitsui Construction Co. Ltd.	1,157,880	3,756,792
	Sumitomo Mitsui Financial Group, Inc.	950,470	28,717,438
	Sumitomo Mitsui Trust Holdings, Inc.	513,073	15,924,505
#	Sumitomo Osaka Cement Co. Ltd.	180,699	5,052,795
	Sumitomo Precision Products Co. Ltd.	17,700	288,691
	Sumitomo Realty & Development Co. Ltd.	398,700	10,576,902
	Sumitomo Riko Co. Ltd.	221,700	947,626
	Sumitomo Rubber Industries Ltd.	924,363	8,012,180

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Sumitomo Seika Chemicals Co. Ltd.	55,900	$1,312,230
#	Sumitomo Warehouse Co. Ltd. (The)	291,900	4,898,559
	Sun Frontier Fudousan Co. Ltd.	227,400	1,900,203
	Suncall Corp.	71,300	274,730
	Sundrug Co. Ltd.	259,300	6,037,048
	Suntory Beverage & Food Ltd.	299,000	11,780,902
	Sun-Wa Technos Corp.	58,100	596,196
#*	SuRaLa Net Co. Ltd.	18,300	145,082
	Suruga Bank Ltd.	595,700	1,868,911
	Suzuken Co. Ltd.	216,720	6,396,976
	Suzuki Co. Ltd.	62,300	363,795
	Suzuki Motor Corp.	379,400	11,437,050
#	SWCC Showa Holdings Co. Ltd.	408,000	5,456,112
	Sysmex Corp.	147,000	9,642,840
	System Information Co. Ltd.	19,600	145,549
	System Research Co. Ltd.	2,900	44,853
	System Support, Inc.	16,000	128,857
	Systems Engineering Consultants Co. Ltd.	2,100	36,508
	Systena Corp.	1,209,200	3,800,827
	Syuppin Co. Ltd.	78,300	742,072
	T Hasegawa Co. Ltd.	127,292	2,478,916
	T RAD Co. Ltd.	32,800	573,956
	T&D Holdings, Inc.	897,610	11,534,680
#	T&K Toka Co. Ltd.	77,700	487,212
	Tachibana Eletech Co. Ltd.	79,580	992,390
	Tachikawa Corp.	51,900	416,313
#	Tachi-S Co. Ltd.	142,300	1,108,121
#	Tacmina Corp.	900	8,060
	Tadano Ltd.	513,221	3,645,810
	Taihei Dengyo Kaisha Ltd.	80,400	1,670,218
	Taiheiyo Cement Corp.	520,736	8,425,288
	Taiheiyo Kouhatsu, Inc.	33,499	161,163
#	Taiho Kogyo Co. Ltd.	82,100	404,305
	Taikisha Ltd.	92,400	2,280,017
#	Taiko Bank Ltd. (The)	23,200	234,992
#*	Taiko Pharmaceutical Co. Ltd.	17,100	78,909
	Taisei Corp.	370,080	10,024,721
	Taisei Lamick Co. Ltd.	22,900	456,073
#	Taisho Pharmaceutical Holdings Co. Ltd.	117,500	4,628,080
	Taiyo Holdings Co. Ltd.	115,600	2,757,889
	Taiyo Yuden Co. Ltd.	353,900	13,903,829
#	Takachiho Koheki Co. Ltd.	17,200	201,383
	Takadakiko Co. Ltd.	1,800	38,298
	Takamatsu Construction Group Co. Ltd.	66,700	1,110,942
	Takamatsu Machinery Co. Ltd.	8,700	45,171
	Takamiya Co. Ltd.	126,700	344,834
#	Takano Co. Ltd.	37,300	227,774
	Takaoka Toko Co. Ltd.	63,274	784,579
#	Takara & Co. Ltd.	25,600	367,152
	Takara Bio, Inc.	127,100	2,044,265
	Takara Holdings, Inc.	525,200	4,423,701
	Takara Leben Co. Ltd.	617,900	1,413,308
	Takara Standard Co. Ltd.	162,648	1,624,970
#	Takasago International Corp.	63,300	1,276,548
	Takasago Thermal Engineering Co. Ltd.	182,300	2,384,599
#	Takashima & Co. Ltd.	17,900	316,275
	Takashimaya Co. Ltd.	694,700	6,336,527
	Takasho Co. Ltd.	24,700	130,556
*	Take & Give Needs Co. Ltd.	9,190	93,102

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#	TAKEBISHI Corp.	34,600	$387,852
	Takeda Pharmaceutical Co. Ltd.	2,843,163	82,498,703
	Takemoto Yohki Co. Ltd.	48,800	304,888
	Takeuchi Manufacturing Co. Ltd.	171,600	3,146,801
#	Takihyo Co. Ltd.	19,400	163,411
#	Takisawa Machine Tool Co. Ltd.	33,900	314,852
	Takuma Co. Ltd.	222,900	2,498,011
	Tama Home Co. Ltd.	102,200	1,994,281
#	Tamagawa Holdings Co. Ltd.	12,800	89,221
	Tamron Co. Ltd.	76,600	1,350,332
#	Tamura Corp.	302,900	1,280,067
	Tanabe Consulting Co. Ltd.	2,000	10,370
	Tanabe Engineering Corp.	22,500	156,954
#*	Tanaka Chemical Corp.	13,900	150,426
	Tanseisha Co. Ltd.	116,249	708,601
#	Taoka Chemical Co. Ltd.	6,500	50,548
	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	776,807
#	Tayca Corp.	73,000	671,283
#	Tbk Co. Ltd.	99,000	263,195
	TBS Holdings, Inc.	124,100	1,628,524
	TDC Soft, Inc.	48,700	432,009
	TDK Corp., Sponsored ADR	140,193	4,344,581
	TDK Corp.	1,084,600	33,505,152
	Tear Corp.	41,400	141,125
	TechMatrix Corp.	128,000	1,975,002
	TECHNO ASSOCIE Co. Ltd.	4,200	37,254
#	Techno Horizon Co. Ltd.	32,800	122,624
	Techno Medica Co. Ltd.	5,200	62,269
	Techno Ryowa Ltd.	23,570	154,344
#	Techno Smart Corp.	32,100	335,292
	TechnoPro Holdings, Inc.	373,200	9,504,692
#	Tecnos Japan, Inc.	13,500	45,378
	Teijin Ltd.	1,326,550	14,175,884
	Teikoku Electric Manufacturing Co. Ltd.	56,900	722,739
	Teikoku Sen-I Co. Ltd.	79,900	974,492
#	Teikoku Tsushin Kogyo Co. Ltd.	40,400	445,101
	Tekken Corp.	60,299	853,135
#	Temairazu, Inc.	2,700	94,942
	Tenma Corp.	77,100	1,312,322
	Tenox Corp.	6,000	35,780
	Tenpo Innovation Co. Ltd.	1,600	10,268
	Teraoka Seisakusho Co. Ltd.	39,100	108,671
	Terilogy Co. Ltd.	2,600	7,909
	Terumo Corp.	236,100	7,027,548
	T-Gaia Corp.	92,300	1,169,894
	THK Co. Ltd.	205,700	4,076,242
	Tigers Polymer Corp.	46,700	154,770
	TIS, Inc.	589,300	13,235,298
	Titan Kogyo Ltd.	3,800	49,848
	TKC Corp.	88,800	2,332,511
	Toa Corp.	103,400	558,815
	Toa Corp.	82,200	1,796,778
	Toa Oil Co. Ltd.	43,200	896,620
	TOA ROAD Corp.	22,500	866,560
	Toabo Corp.	24,400	72,861
	Toagosei Co. Ltd.	510,050	4,189,722
	Tobishima Corp.	127,540	1,004,943
	Tobu Railway Co. Ltd.	157,300	3,535,816
	TOC Co. Ltd.	189,700	977,076

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Tocalo Co. Ltd.	388,800	$3,882,071
	Tochigi Bank Ltd. (The)	878,501	1,636,010
	Toda Corp.	881,500	5,064,680
#*	Toda Kogyo Corp.	11,900	226,290
#	Toei Animation Co. Ltd.	26,700	2,052,203
	Toei Co. Ltd.	13,200	1,750,767
#	Toell Co. Ltd.	28,000	178,488
	Toenec Corp.	36,500	934,120
	Togami Electric Manufacturing Co. Ltd.	11,600	151,184
#	Toho Bank Ltd. (The)	968,000	1,508,048
	Toho Chemical Industry Co. Ltd.	23,000	91,685
	Toho Co. Ltd.	36,200	1,343,289
	Toho Co. Ltd.	44,600	386,490
	Toho Gas Co. Ltd.	124,600	2,922,999
#	Toho Holdings Co. Ltd.	264,500	4,293,556
	Toho Titanium Co. Ltd.	188,100	2,149,656
	Toho Zinc Co. Ltd.	65,100	1,389,152
#	Tohoku Bank Ltd. (The)	42,900	329,756
	Tohoku Electric Power Co., Inc.	800,200	4,451,145
	Tohoku Steel Co. Ltd.	7,300	94,061
	Tohokushinsha Film Corp.	12,200	57,332
	Tokai Carbon Co. Ltd.	700,800	5,794,819
	Tokai Corp.	98,100	1,299,801
	TOKAI Holdings Corp.	522,900	3,514,711
	Tokai Lease Co. Ltd.	4,000	47,434
	Tokai Rika Co. Ltd.	304,800	3,211,431
	Tokai Tokyo Financial Holdings, Inc.	996,300	2,955,601
#	Token Corp.	39,970	2,660,619
	Tokio Marine Holdings, Inc.	369,412	19,973,613
#	Tokio Marine Holdings, Inc., ADR	61,104	3,280,674
	Tokushu Tokai Paper Co. Ltd.	42,138	1,119,209
	Tokuyama Corp.	425,300	5,656,563
*	Tokyo Base Co. Ltd.	36,200	91,595
	Tokyo Century Corp.	169,030	5,206,479
*	Tokyo Electric Power Co. Holdings, Inc.	2,475,412	8,544,518
#	Tokyo Electron Device Ltd.	36,400	1,512,608
	Tokyo Electron Ltd.	132,700	55,992,287
	Tokyo Energy & Systems, Inc.	107,000	804,028
	Tokyo Gas Co. Ltd.	346,700	6,640,848
	Tokyo Individualized Educational Institute, Inc.	18,800	84,807
#	Tokyo Keiki, Inc.	66,299	577,611
	Tokyo Kiraboshi Financial Group, Inc.	142,074	1,919,613
	Tokyo Ohka Kogyo Co. Ltd.	75,600	4,107,820
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	56,676
	Tokyo Radiator Manufacturing Co. Ltd.	5,100	25,499
	Tokyo Rakutenchi Co. Ltd.	11,800	359,090
#	Tokyo Rope Manufacturing Co. Ltd.	27,199	176,063
#	Tokyo Sangyo Co. Ltd.	86,400	471,284
	Tokyo Seimitsu Co. Ltd.	156,100	5,369,975
#	Tokyo Steel Manufacturing Co. Ltd.	296,100	3,064,633
	Tokyo Tatemono Co. Ltd.	715,900	10,093,426
	Tokyo Tekko Co. Ltd.	41,800	410,371
	Tokyo Theatres Co., Inc.	38,800	364,700
	Tokyotokeiba Co. Ltd.	62,300	2,119,963
#	Tokyu Construction Co. Ltd.	479,280	2,222,710
	Tokyu Corp.	423,300	5,176,455
	Tokyu Fudosan Holdings Corp.	2,093,894	10,895,931
*	Tokyu Recreation Co. Ltd.	8,364	323,558
	Toli Corp.	201,200	336,654

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Tomato Bank Ltd.	25,300	$198,891
#	Tomen Devices Corp.	12,600	562,669
#	Tomoe Corp.	132,700	475,945
	Tomoe Engineering Co. Ltd.	34,500	618,325
#	Tomoegawa Co. Ltd.	24,800	146,991
	Tomoku Co. Ltd.	52,600	602,444
	TOMONY Holdings, Inc.	819,800	2,073,479
	Tomy Co. Ltd.	560,700	5,319,685
	Tonami Holdings Co. Ltd.	26,500	715,478
	Topcon Corp.	506,900	6,487,902
	Toppan, Inc.	437,220	7,227,100
	Topre Corp.	184,600	1,565,139
	Topy Industries Ltd.	78,000	619,750
	Toray Industries, Inc.	3,981,200	18,868,036
	Torex Semiconductor Ltd.	24,000	416,546
	Toridoll Holdings Corp.	200,000	3,627,172
#	Torigoe Co. Ltd. (The)	63,900	317,915
	Torii Pharmaceutical Co. Ltd.	81,700	2,053,171
	Torishima Pump Manufacturing Co. Ltd.	90,400	889,336
	Tosei Corp.	190,200	1,600,416
	Toshiba Corp.	182,900	7,595,531
	Toshiba TEC Corp.	153,700	5,210,008
	Tosoh Corp.	957,300	13,218,889
	Totech Corp.	29,200	590,786
	Totetsu Kogyo Co. Ltd.	114,500	2,069,788
	TOTO Ltd.	126,000	4,246,048
#	Totoku Electric Co. Ltd.	16,300	335,716
	Tottori Bank Ltd. (The)	37,800	346,481
	Toukei Computer Co. Ltd.	7,100	294,659
#	Tow Co. Ltd.	149,900	363,355
	Towa Bank Ltd. (The)	205,200	852,221
	Towa Corp.	101,400	1,573,498
#	Towa Pharmaceutical Co. Ltd.	151,800	3,229,044
*	Toyo Construction Co. Ltd.	522,600	3,760,277
	Toyo Corp.	103,200	825,320
	Toyo Denki Seizo KK	33,200	235,057
#*	Toyo Engineering Corp.	174,300	813,968
#	Toyo Gosei Co. Ltd.	27,500	2,022,717
	Toyo Ink SC Holdings Co. Ltd.	177,000	2,635,600
	Toyo Kanetsu KK	36,600	684,263
	Toyo Machinery & Metal Co. Ltd.	68,300	315,621
	Toyo Securities Co. Ltd.	337,500	452,710
	Toyo Seikan Group Holdings Ltd.	438,400	4,741,902
	Toyo Sugar Refining Co. Ltd.	2,900	21,945
	Toyo Suisan Kaisha Ltd.	186,600	5,761,527
	Toyo Tanso Co. Ltd.	76,100	1,653,624
	Toyo Tire Corp.	690,100	7,915,406
	Toyo Wharf & Warehouse Co. Ltd.	27,600	308,350
	Toyobo Co. Ltd.	534,978	4,398,396
	Toyoda Gosei Co. Ltd.	276,500	4,026,390
	Toyota Boshoku Corp.	385,300	6,140,688
	Toyota Industries Corp.	98,600	5,913,711
#	Toyota Motor Corp., Sponsored ADR	299,667	51,243,057
	Toyota Motor Corp.	11,663,570	199,840,176
	Toyota Tsusho Corp.	403,546	14,498,284
	TPR Co. Ltd.	136,607	1,309,266
#	Traders Holdings Co. Ltd.	57,919	147,261
	Trancom Co. Ltd.	44,000	2,292,584
#	Trans Genic, Inc.	15,000	45,602

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#	Transaction Co. Ltd.	49,900	$403,179
	Transcosmos, Inc.	65,900	1,553,680
	TRE Holdings Corp.	138,704	2,219,107
	Trend Micro, Inc., Sponsored ADR	3,540	197,461
	Trend Micro, Inc.	192,500	10,733,206
	Tri Chemical Laboratories, Inc.	59,100	1,109,973
	Trinity Industrial Corp.	7,900	42,558
	Trusco Nakayama Corp.	137,022	2,136,781
	TS Tech Co. Ltd.	429,000	4,476,882
	TSI Holdings Co. Ltd.	287,890	673,762
	Tsubaki Nakashima Co. Ltd.	229,900	1,652,334
	Tsubakimoto Chain Co.	134,700	3,075,815
#	Tsubakimoto Kogyo Co. Ltd.	17,400	474,419
#	Tsugami Corp.	319,600	2,976,263
#*	Tsukada Global Holdings, Inc.	83,700	205,996
	Tsukamoto Corp. Co. Ltd.	3,700	36,269
	Tsukishima Kikai Co. Ltd.	121,400	958,893
#	Tsukuba Bank Ltd.	614,800	920,944
	Tsumura & Co.	133,700	3,289,663
	Tsuruha Holdings, Inc.	138,100	7,058,018
	Tsurumi Manufacturing Co. Ltd.	76,800	1,099,325
#	Tsutsumi Jewelry Co. Ltd.	43,300	628,298
	Tsuzuki Denki Co. Ltd.	17,800	202,293
	TV Asahi Holdings Corp.	123,200	1,407,235
	Tv Tokyo Holdings Corp.	65,700	1,027,607
#	TYK Corp.	105,800	232,183
	UACJ Corp.	213,814	3,577,105
	UBE Corp.	733,065	11,366,026
	Ubicom Holdings, Inc.	18,200	399,272
	Uchida Yoko Co. Ltd.	40,200	1,517,127
	ULS Group, Inc.	5,500	167,740
	Ultrafabrics Holdings Co. Ltd.	5,800	141,522
	Ulvac, Inc.	112,000	4,388,705
	Unicharm Corp.	205,400	7,146,274
	Uniden Holdings Corp.	31,000	834,244
	Union Tool Co.	22,900	657,802
#	Unipres Corp.	201,800	1,161,579
	United Super Markets Holdings, Inc.	273,200	2,311,457
#	UNITED, Inc.	58,500	783,154
*	Unitika Ltd.	386,200	831,365
*	Universal Entertainment Corp.	109,300	1,955,627
	UPR Corp.	3,200	42,148
	Urbanet Corp. Co. Ltd.	136,400	316,538
	Usen-Next Holdings Co. Ltd.	56,600	929,011
	User Local, Inc.	7,700	100,933
	Ushio, Inc.	448,700	5,817,656
	USS Co. Ltd.	303,500	5,052,683
#	UT Group Co. Ltd.	109,200	2,455,437
*	Uzabase, Inc.	91,600	533,111
#	V Technology Co. Ltd.	47,700	1,097,582
	Valor Holdings Co. Ltd.	261,200	4,115,038
	Valqua Ltd.	78,700	1,582,725
#	Value HR Co. Ltd.	66,800	716,081
	ValueCommerce Co. Ltd.	74,800	2,185,768
	Valuence Holdings, Inc.	1,600	16,438
#	V-Cube, Inc.	82,500	577,650
	Vector, Inc.	115,700	1,106,480
	Vertex Corp.	35,560	831,085
*	Village Vanguard Co. Ltd.	21,700	171,674

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	VINX Corp.	22,300	$208,724
	Vital KSK Holdings, Inc.	250,385	1,468,883
#	VT Holdings Co. Ltd.	612,200	2,167,242
	Wacoal Holdings Corp.	218,900	3,117,954
	Wacom Co. Ltd.	363,200	2,626,002
	Waida Manufacturing Co. Ltd.	7,600	54,871
#	Wakachiku Construction Co. Ltd.	63,200	945,891
#*	Wakamoto Pharmaceutical Co. Ltd.	9,000	19,404
	Wakita & Co. Ltd.	204,800	1,704,143
	Warabeya Nichiyo Holdings Co. Ltd.	94,700	1,211,290
#	Waseda Academy Co. Ltd.	13,000	105,321
#	Watahan & Co. Ltd.	96,000	983,920
	Watts Co. Ltd.	35,100	190,922
	Wavelock Holdings Co. Ltd.	19,300	100,943
	WDB Holdings Co. Ltd.	35,600	748,051
	Wealth Management, Inc./ Tokyo	7,200	119,216
	Weathernews, Inc.	10,700	557,981
	Welbe, Inc.	38,700	289,664
	Welcia Holdings Co. Ltd.	148,488	3,043,865
	Wellnet Corp.	35,100	129,868
#	West Holdings Corp.	151,806	5,987,948
	West Japan Railway Co.	184,100	6,833,604
#	Will Group, Inc.	100,000	862,976
#	WIN-Partners Co. Ltd.	41,000	314,014
	Wood One Co. Ltd.	35,474	375,931
#	Workman Co. Ltd.	46,300	1,580,922
	World Co. Ltd.	86,100	859,059
	World Holdings Co. Ltd.	49,300	928,282
	Wowow, Inc.	32,900	390,064
	Xebio Holdings Co. Ltd.	129,500	914,663
	YAC Holdings Co. Ltd.	46,600	543,660
	Yachiyo Industry Co. Ltd.	45,400	230,135
	Yahagi Construction Co. Ltd.	135,200	833,928
	Yaizu Suisankagaku Industry Co. Ltd.	14,700	101,599
	Yakult Honsha Co. Ltd.	42,200	2,185,141
#	YAKUODO Holdings Co. Ltd.	42,500	589,418
	YAMABIKO Corp.	180,440	1,959,077
	YAMADA Consulting Group Co. Ltd.	29,800	273,492
#*	Yamada Holdings Co. Ltd.	2,687,029	8,023,685
	Yamae Group Holdings Co. Ltd.	12,700	99,852
	Yamagata Bank Ltd. (The)	128,399	855,225
	Yamaguchi Financial Group, Inc.	808,900	4,435,336
	Yamaha Corp.	67,700	2,586,612
	Yamaha Motor Co. Ltd.	1,068,900	22,068,173
	Yamaichi Electronics Co. Ltd.	130,600	1,654,573
#	YA-MAN Ltd.	135,700	1,293,408
	Yamanashi Chuo Bank Ltd. (The)	139,400	1,055,476
	Yamashina Corp.	175,300	93,076
	Yamatane Corp.	54,500	698,101
#	Yamato Corp.	82,500	464,790
	Yamato Holdings Co. Ltd.	751,100	14,054,582
	Yamato Kogyo Co. Ltd.	209,200	6,751,557
#	Yamaura Corp.	24,100	173,429
#	Yamaya Corp.	22,210	426,267
	Yamazaki Baking Co. Ltd.	407,400	5,036,334
#	Yamazen Corp.	230,700	1,703,787
#	Yaoko Co. Ltd.	97,600	5,163,301
	Yashima Denki Co. Ltd.	41,300	299,147
	Yaskawa Electric Corp.	204,700	6,950,680

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Yasuda Logistics Corp.	75,700	$568,291
#	Yasunaga Corp.	57,400	308,959
	YE DIGITAL Corp.	15,500	48,591
	Yellow Hat Ltd.	150,200	1,876,301
	Yodogawa Steel Works Ltd.	107,200	2,029,141
	Yokogawa Bridge Holdings Corp.	140,100	2,054,635
	Yokogawa Electric Corp.	529,200	8,436,761
	Yokohama Rubber Co. Ltd. (The)	668,800	8,954,291
	Yokorei Co. Ltd.	257,500	1,721,023
	Yokowo Co. Ltd.	77,900	1,528,693
	Yomeishu Seizo Co. Ltd.	21,100	280,856
#	Yondenko Corp.	20,860	281,188
#	Yondoshi Holdings, Inc.	78,600	1,020,894
	Yonex Co. Ltd.	13,100	85,344
	Yorozu Corp.	89,800	534,767
*	Yoshimura Food Holdings KK	12,000	49,444
	Yoshinoya Holdings Co. Ltd.	106,200	1,932,150
	Yotai Refractories Co. Ltd.	104,900	1,091,037
*	Yuasa Funashoku Co. Ltd.	2,900	57,917
	Yuasa Trading Co. Ltd.	74,100	1,653,284
#	Yuken Kogyo Co. Ltd.	13,300	172,209
	Yukiguni Maitake Co. Ltd.	62,600	505,084
	Yurtec Corp.	212,300	1,121,357
	Yushin Precision Equipment Co. Ltd.	48,100	232,708
	Yushiro Chemical Industry Co. Ltd.	42,100	335,342
	Yutaka Foods Corp.	4,000	55,775
	Yutaka Giken Co. Ltd.	1,000	13,658
	Z Holdings Corp.	1,057,700	4,152,359
	Zaoh Co. Ltd.	18,400	281,272
#	Zenitaka Corp.	11,800	340,890
	Zenkoku Hosho Co. Ltd.	177,900	6,243,602
	Zenrin Co. Ltd.	156,750	1,140,051
#	Zensho Holdings Co. Ltd.	314,597	7,418,886
	Zeon Corp.	632,300	6,733,207
	ZERIA Pharmaceutical Co. Ltd.	6,700	102,516
	ZIGExN Co. Ltd.	212,800	501,798
	ZOZO, Inc.	306,900	6,425,714
#	Zuiko Corp.	52,500	315,052

TOTAL JAPAN			6,523,087,070

NETHERLANDS — (3.1%)
	Aalberts NV	550,095	26,730,371
Ω	ABN AMRO Bank NV	1,311,604	16,304,762
*	Accell Group NV	156,828	9,473,822
*Ω	Adyen NV	5,303	8,894,687
	Aegon NV	4,635,944	24,035,884
	Aegon NV	548,382	2,818,684
#	Akzo Nobel NV	378,209	32,808,281
*Ω	Alfen Beheer BV	21,621	1,944,451
	AMG Advanced Metallurgical Group NV	117,398	4,590,489
#*	Amsterdam Commodities NV	97,369	2,600,191
	APERAM SA	257,193	9,927,000
	Arcadis NV	386,190	16,113,285
	ArcelorMittal SA	1,611,441	47,118,541
	ASM International NV	50,034	15,034,823
	ASML Holding NV	127,591	72,412,800
	ASML Holding NV	182,526	102,902,683
	ASR Nederland NV	632,458	28,744,379
*	Avantium NV	31,500	113,868

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
NETHERLANDS — (Continued)
Ω	B&S Group Sarl	73,121	$538,315
#*Ω	Basic-Fit NV	137,563	5,763,502
#	BE Semiconductor Industries NV	312,792	19,067,372
#*	Beter Bed Holding NV	55,202	289,607
	Boskalis Westminster	414,803	14,406,229
	Brunel International NV	84,777	985,067
	Coca-Cola Europacific Partners PLC	269,708	13,736,416
	Corbion NV	356,323	12,353,809
#Ω	Flow Traders	226,794	7,403,875
#	ForFarmers NV	183,946	564,332
*	Fugro NV	348,655	4,271,143
	Heijmans NV	134,001	1,840,391
#	Heineken NV	202,928	19,808,000
*	Hunter Douglas NV	9,100	1,664,082
	IMCD NV	166,008	26,432,194
#	ING Groep NV, Sponsored ADR	446,135	4,166,901
#	ING Groep NV	2,521,492	23,889,144
*Ω	Intertrust NV	85,471	1,763,707
#	JDE Peet’s NV	125,746	3,699,330
#	Kendrion NV	98,411	1,873,397
	Koninklijke Ahold Delhaize NV, Sponsored ADR	11,676	343,274
	Koninklijke Ahold Delhaize NV	3,658,287	107,904,701
*	Koninklijke BAM Groep NV	1,574,015	4,356,619
	Koninklijke DSM NV	158,513	26,647,556
	Koninklijke KPN NV	11,722,816	40,450,660
	Koninklijke Philips NV	43,102	1,126,303
	Koninklijke Philips NV	741,999	19,128,734
	Koninklijke Vopak NV	342,700	9,215,114
*Ω	Lucas Bols NV	21,883	241,635
	Nedap NV	23,823	1,583,055
	NN Group NV	630,677	30,891,558
*	OCI NV	340,100	12,887,245
	Ordina NV	506,759	2,317,905
#	PostNL NV	1,888,916	6,189,534
	Prosus NV	332,492	16,035,645
	Randstad NV	445,769	23,571,879
	SBM Offshore NV	797,147	11,551,569
Ω	Signify NV	697,082	29,491,856
*	Sligro Food Group NV	165,617	3,887,231
#*††^	SNS NV	262,485	0
#	TKH Group NV	227,653	11,164,150
#*	TomTom NV	413,287	3,568,175
	Universal Music Group NV	325,543	7,554,684
	Van Lanschot Kempen NV	105,539	2,748,398
	Wolters Kluwer NV	586,422	59,218,503

TOTAL NETHERLANDS			1,019,161,797

NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd. (The)	1,240,032	3,929,276
#*	Air New Zealand Ltd.	12,129,270	6,883,772
	Arvida Group Ltd.	397,736	420,005
*	Auckland International Airport Ltd.	821,208	4,124,933
*	Channel Infrastructure NZ Ltd.	860,572	600,068
	Chorus Ltd.	2,105,850	9,990,655
	Chorus Ltd., ADR	10,487	243,508
#	Comvita Ltd.	26,297	56,097
	Contact Energy Ltd.	552,679	2,903,559
	EBOS Group Ltd.	297,545	8,115,629
#*	Eroad Ltd.	30,986	62,501

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
NEW ZEALAND — (Continued)
	Fisher & Paykel Healthcare Corp. Ltd.	463,005	$6,362,671
	Fletcher Building Ltd.	1,695,412	6,750,151
#	Fonterra Co-operative Group Ltd.	174,954	320,796
	Freightways Ltd.	480,458	3,797,673
	Genesis Energy Ltd.	1,338,855	2,472,549
#*	Gentrack Group Ltd.	111,983	120,814
#	Hallenstein Glasson Holdings Ltd.	102,277	396,738
	Heartland Group Holdings Ltd.	1,757,318	2,594,294
	Infratil Ltd.	1,378,311	7,458,922
	Investore Property Ltd.	156,747	168,241
	KMD Brands Ltd.	1,435,474	1,272,101
	Mainfreight Ltd.	250,276	13,100,284
	Mercury NZ Ltd.	471,115	1,826,540
	Meridian Energy Ltd.	607,011	1,842,312
#	Napier Port Holdings Ltd.	15,243	28,495
#	NZME Ltd.	1,016,313	940,955
	NZX Ltd.	568,084	464,791
	Oceania Healthcare Ltd.	807,450	535,860
*	Pacific Edge Ltd.	119,285	68,932
	PGG Wrightson Ltd.	15,190	39,445
	Port of Tauranga Ltd.	472,431	1,970,219
*	Pushpay Holdings Ltd.	455,556	384,224
*	Rakon Ltd.	205,613	222,073
	Restaurant Brands New Zealand Ltd.	111,871	928,848
#	Ryman Healthcare Ltd.	340,433	2,014,773
#*	Sanford Ltd.	89,406	260,195
	Scales Corp. Ltd.	337,159	1,051,907
*	Serko Ltd.	22,050	72,368
	Skellerup Holdings Ltd.	462,083	1,702,941
*	SKY Network Television Ltd.	1,252,412	2,160,533
	SKYCITY Entertainment Group Ltd.	3,105,983	5,802,437
	Spark New Zealand Ltd.	2,947,673	9,322,576
#	Steel & Tube Holdings Ltd.	731,601	724,963
	Summerset Group Holdings Ltd.	1,107,911	8,344,747
*	Synlait Milk Ltd.	207,285	472,561
*	Tourism Holdings Ltd.	721,857	1,396,047
	TOWER Ltd.	1,285,144	579,818
	Trustpower Ltd.	141,110	613,838
	Turners Automotive Group Ltd.	9,552	24,840
	Vector Ltd.	410,836	1,167,535
*	Vista Group International Ltd.	361,362	433,938
	Warehouse Group Ltd.	451,457	1,007,269
	Z Energy Ltd.	1,694,807	4,135,952

TOTAL NEW ZEALAND			132,687,169

NORWAY — (0.9%)
	2020 Bulkers Ltd.	46,038	587,484
	ABG Sundal Collier Holding ASA	2,153,116	1,636,364
*	Adevinta ASA	71,720	554,068
	AF Gruppen ASA	67,237	1,356,831
*	Akastor ASA	766,187	665,079
#	Aker ASA, Class A	14,451	1,177,912
#	Aker BP ASA	140,402	5,030,443
	Aker Solutions ASA	1,124,084	3,884,107
	American Shipping Co. ASA	255,471	882,694
*	Archer Ltd.	322,252	100,410
*	ArcticZymes Technologies ASA	51,533	471,628
	Arendals Fossekompani AS	1,762	70,844
*	Asetek AS	11,047	30,968

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
NORWAY — (Continued)
	Atea ASA	414,318	$4,936,891
#*	Atlantic Sapphire ASA	3,477	9,679
	Austevoll Seafood ASA	352,691	5,591,940
Ω	Avance Gas Holding Ltd.	32,640	138,113
#*	Axactor SE	795,078	516,396
	B2Holding ASA	980,338	926,563
	Bakkafrost P/F	33,741	2,316,590
	Belships ASA	363,058	768,132
#*	Bergenbio ASA	38,492	73,290
	Bonheur ASA	95,883	3,565,591
*	Borr Drilling Ltd.	40,242	155,737
	Borregaard ASA	491,790	9,380,832
	Bouvet ASA	99,777	733,921
#*	BW Energy Ltd.	456,825	1,329,704
Ω	BW LPG Ltd.	588,577	3,701,135
	BW Offshore Ltd.	647,507	1,862,248
*	Carasent ASA	2,705	5,896
*Ω	Crayon Group Holding ASA	124,606	1,832,881
#	DNB Bank ASA	929,270	18,006,753
	DNO ASA	2,693,036	4,082,492
Ω	Elkem ASA	147,895	614,197
Ω	Elmera Group ASA	42,384	95,647
#*	Ensurge Micropower ASA	14,937	5,210
	Equinor ASA	1,582,273	53,480,136
#	Equinor ASA, Sponsored ADR	567,569	19,342,752
Ω	Europris ASA	645,313	3,279,008
#,*	FLEX LNG Ltd.	149,325	4,205,601
#*	Frontline Ltd.	512,828	4,247,313
*	Gaming Innovation Group, Inc.	105,164	198,077
#	Gjensidige Forsikring ASA	124,677	2,665,519
*	Golar LNG Ltd.	19,800	441,936
#	Golden Ocean Group Ltd.	376,357	4,685,317
#*	Grieg Seafood ASA	255,450	3,805,687
*	Hafnia Ltd.	122,099	359,020
#*	Hexagon Composites ASA	312,927	1,236,914
	Hunter Group ASA	1,240,618	405,809
#*	IDEX Biometrics ASA	709,102	109,064
	Itera ASA	52,344	65,565
Ω	Kid ASA	72,817	819,088
	Kitron ASA	259,651	506,575
	Komplett Bank ASA	109,423	83,705
#*	Kongsberg Automotive ASA	4,126,114	1,080,463
	Kongsberg Gruppen ASA	133,549	5,736,274
	Leroy Seafood Group ASA	287,244	2,695,866
*	Magnora ASA	32,075	64,479
*	Magseis Fairfield ASA	83,783	54,528
	Medistim ASA	5,095	137,652
	Mowi ASA	320,775	9,060,930
	MPC Container Ships ASA	1,154,202	3,435,460
#Ω	Multiconsult ASA	16,747	260,879
*	Nekkar ASA	137,243	114,871
#*	NEL ASA	1,897,216	2,696,076
#*	Nordic Nanovector ASA	80,041	121,441
*	Nordic Semiconductor ASA	114,609	2,278,569
	Norsk Hydro ASA	1,622,940	13,628,672
*Ω	Norske Skog ASA	196,602	1,077,541
#	Norway Royal Salmon ASA	68,227	1,789,356
*	Norwegian Energy Co. ASA	6,785	252,090
*	Odfjell Drilling Ltd.	560,331	1,437,217

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
NORWAY — (Continued)
*	Odfjell SE, Class A	47,975	$234,873
*	Odfjell Technology Ltd.	93,388	225,124
*	OKEA ASA	27,249	102,530
Ω	Okeanis Eco Tankers Corp.	41,553	419,802
	Olav Thon Eiendomsselskap ASA	22,385	452,393
#	Orkla ASA	370,905	3,009,762
*	Otello Corp. ASA	10,504	30,194
	Pareto Bank ASA	49,448	286,608
#*	PGS ASA	2,084,579	795,700
*	PhotoCure ASA	7,720	95,381
#*Ω	poLight ASA	6,769	109,662
	Protector Forsikring ASA	237,745	2,699,777
*	Q-Free ASA	45,843	36,104
#*	REC Silicon ASA	734,468	1,263,914
	Salmar ASA	30,340	2,482,713
#*	SATS ASA	179,235	336,450
Ω	Scatec ASA	141,277	1,707,565
#	Schibsted ASA, Class A	36,505	760,723
#	Schibsted ASA, Class B	47,850	919,790
*	Self Storage Group ASA	2,994	9,995
#	Selvaag Bolig ASA	206,925	977,575
*Ω	Shelf Drilling Ltd.	369,158	516,344
*	Solstad Offshore ASA	40,084	62,510
	SpareBank 1 Helgeland	808	11,008
	Sparebank 1 Oestlandet	11,051	161,711
	SpareBank 1 Sorost-Norge	3,509	21,742
#	SpareBank 1 SR-Bank ASA	521,545	6,641,218
	Sparebanken More	9,695	82,693
	Stolt-Nielsen Ltd.	126,582	2,286,537
	Storebrand ASA	1,350,482	11,730,542
#	Subsea 7 SA	838,276	6,870,759
	Telenor ASA	526,041	7,419,002
	TGS ASA	513,326	7,918,956
#	Tomra Systems ASA	201,841	7,937,481
	Treasure ASA	264,434	458,931
*	Ultimovacs ASA	18,064	146,145
	Veidekke ASA	384,543	4,979,307
*	Volue ASA	5,911	25,209
#*	Vow ASA	20,601	44,178
	Wallenius Wilhelmsen ASA	287,819	1,806,576
	Wilh Wilhelmsen Holding ASA, Class A	50,356	1,229,858
Ω	XXL ASA	512,463	536,055
	Yara International ASA	251,094	12,767,680

TOTAL NORWAY			313,569,197

PORTUGAL — (0.3%)
	Altri SGPS SA	501,595	3,328,944
*	Banco Comercial Portugues SA, Class R	38,201,516	5,905,544
*††^	Banco Espirito Santo SA	3,375,184	0
	Corticeira Amorim SGPS SA	6,478	67,015
	CTT-Correios de Portugal SA	546,469	2,470,060
#	EDP—Energias de Portugal SA	1,768,729	8,243,447
#	EDP—Energias de Portugal SA, Sponsored ADR	7,202	335,037
#	EDP Renovaveis SA	373,379	8,836,820
	Galp Energia SGPS SA	1,735,853	21,128,182
*	Greenvolt-Energias Renovaveis SA	9,119	68,049
*	Ibersol SGPS SA	10,010	58,821
	Jeronimo Martins SGPS SA	505,180	10,516,150
*	Mota-Engil SGPS SA	644,243	863,278

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
PORTUGAL — (Continued)
	Navigator Co. SA	1,158,557	$4,752,646
	NOS SGPS SA	1,575,603	6,662,904
#*	Novabase SGPS SA	12,258	65,973
	REN—Redes Energeticas Nacionais SGPS SA	1,172,575	3,574,149
	Sonae SGPS SA	6,028,034	6,507,797

TOTAL PORTUGAL			83,384,816

SINGAPORE — (0.9%)
*††^	Abterra Ltd.	189,000	998
#	AEM Holdings Ltd.	1,169,500	4,005,029
*	Amara Holdings Ltd.	248,000	65,554
	Ascendas India Trust.	2,006,900	1,813,247
#	Avarga Ltd.	1,648,100	287,788
*	Banyan Tree Holdings Ltd.	733,700	152,603
#*	Best World International Ltd.	541,950	532,956
	Bonvests Holdings Ltd.	51,600	34,693
#	Boustead Projects Ltd.	147,404	100,820
	Boustead Singapore Ltd.	1,265,367	872,268
	BRC Asia Ltd.	9,300	11,064
#	Bukit Sembawang Estates Ltd.	678,300	2,464,695
#	Bund Center Investment Ltd.	316,000	121,533
*	Capitaland Investment Ltd.	312,500	947,562
#*	Centurion Corp. Ltd.	1,091,800	292,034
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	765,327
	China Sunsine Chemical Holdings Ltd.	3,162,900	1,060,714
#	Chip Eng Seng Corp. Ltd.	2,573,700	851,950
	City Developments Ltd.	718,900	4,407,658
	Civmec Ltd.	303,700	142,071
	ComfortDelGro Corp. Ltd.	5,421,469	5,726,929
*	COSCO Shipping International Singapore Co. Ltd.	2,817,000	498,209
*	Creative Technology Ltd.	27,000	45,479
#	CSE Global Ltd.	1,808,400	625,007
	Dairy Farm International Holdings Ltd.	702,600	1,897,614
	DBS Group Holdings Ltd.	1,206,734	29,276,112
#	Del Monte Pacific Ltd.	2,404,582	657,933
#	Delfi Ltd.	398,000	219,691
*††^	DMX Technologies Group Ltd.	256,000	0
#*††^	Ezion Holdings Ltd.	4,315,348	25,275
#*††^	Ezra Holdings Ltd.	3,719,565	5,541
	Far East Orchard Ltd.	900,136	726,464
	First Resources Ltd.	2,627,600	4,007,594
#	Food Empire Holdings Ltd.	1,029,400	396,812
	Frasers Property Ltd.	1,089,100	855,463
#	Frencken Group Ltd.	1,531,700	1,553,798
	Fu Yu Corp. Ltd.	2,511,800	499,792
*	Gallant Venture Ltd.	2,485,000	229,381
	Genting Singapore Ltd.	4,896,400	2,842,805
	Geo Energy Resources Ltd.	3,320,700	1,162,537
	GK Goh Holdings Ltd.	14,200	9,660
	Golden Agri-Resources Ltd.	28,835,569	6,737,029
#*	Golden Energy & Resources Ltd.	1,971,200	956,139
	GP Industries Ltd.	174,000	78,160
	Great Eastern Holdings Ltd.	76,000	1,117,958
	GSH Corp. Ltd.	52,560	6,594
#	GuocoLand Ltd.	1,101,021	1,298,458
#*	Halcyon Agri Corp. Ltd.	1,128,946	195,313
	Hanwell Holdings Ltd.	215,900	62,390
	Haw Par Corp. Ltd.	270,800	2,279,220
	Hiap Hoe Ltd.	128,000	69,461

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SINGAPORE — (Continued)
#	Ho Bee Land Ltd.	1,013,100	$2,213,743
#	Hong Fok Corp. Ltd.	2,196,988	1,418,997
#	Hong Leong Asia Ltd.	2,852,000	1,605,901
	Hong Leong Finance Ltd.	82,100	152,628
	Hongkong Land Holdings Ltd.	1,171,900	5,466,867
	Hotel Grand Central Ltd.	183,373	133,398
	Hour Glass Ltd.	655,100	1,166,406
	Hutchison Port Holdings Trust	25,933,300	6,181,358
	Hwa Hong Corp. Ltd.	280,000	62,363
#*††^	Hyflux Ltd.	2,064,700	63,877
#	iFAST Corp. Ltd.	545,200	1,957,761
#*	Indofood Agri Resources Ltd.	10,819,700	2,833,362
#	InnoTek Ltd.	433,700	182,262
#	Japfa Ltd.	3,243,580	1,408,229
	Jardine Cycle & Carriage Ltd.	306,897	6,396,470
*††^	Jurong Technologies Industrial Corp. Ltd.	213,200	0
#*††^	K1 Ventures Ltd.	657,240	0
	Keppel Corp. Ltd.	2,171,200	10,707,923
	Keppel Infrastructure Trust	7,820,050	3,122,479
	KSH Holdings Ltd.	555,650	142,360
#	Low Keng Huat Singapore Ltd.	293,000	99,476
#*	Mandarin Oriental International Ltd.	194,700	399,763
	Metro Holdings Ltd.	1,870,700	1,041,487
	Mewah International, Inc.	47,900	14,492
#*††^	Midas Holdings Ltd.	4,664,147	121,414
#*	mm2 Asia Ltd.	2,636,000	122,557
	Nanofilm Technologies International Ltd.	96,300	185,863
	NetLink NBN Trust	2,551,500	1,840,569
	NSL Ltd.	75,000	49,605
*	Oceanus Group Ltd.	1,015,400	13,921
#	Olam Group Ltd.	2,178,675	2,662,396
	OUE Ltd.	1,685,200	1,654,709
	Oversea-Chinese Banking Corp. Ltd.	2,366,868	21,014,437
#	Oxley Holdings Ltd.	5,872,996	772,087
	Pan-United Corp. Ltd.	335,000	100,577
	Propnex Ltd.	218,200	284,017
#	Q&M Dental Group Singapore Ltd.	1,415,140	520,340
	QAF Ltd.	1,193,765	758,492
#*	Raffles Education Corp. Ltd.	13,571,227	652,443
	Raffles Medical Group Ltd.	2,864,263	2,473,384
	Riverstone Holdings Ltd.	471,800	328,172
*	SATS Ltd.	235,492	768,899
#	SBS Transit Ltd.	77,700	164,343
	Sembcorp Industries Ltd.	5,807,100	12,298,308
*	Sembcorp Marine Ltd.	31,061,600	2,435,538
	Sheng Siong Group Ltd.	2,695,300	2,976,116
#*	SHS Holdings Ltd.	948,600	105,084
*	SIA Engineering Co. Ltd.	312,400	599,965
	SIIC Environment Holdings Ltd.	4,946,980	787,113
	Silverlake Axis Ltd.	602,800	140,230
#	Sinarmas Land Ltd.	4,896,900	774,602
	Sing Holdings Ltd.	392,300	107,534
*	Singapore Airlines Ltd.	1,834,700	7,231,767
	Singapore Exchange Ltd.	1,174,700	8,265,589
#	Singapore Land Group Ltd.	560,723	1,042,078
	Singapore Post Ltd.	5,199,916	2,670,289
	Singapore Shipping Corp. Ltd.	137,000	29,328
	Singapore Technologies Engineering Ltd.	2,281,400	6,718,981
	Singapore Telecommunications Ltd.	758,750	1,514,309

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SINGAPORE — (Continued)
	SPH REIT	4,755,264	$3,352,531
#	Stamford Land Corp. Ltd.	2,597,490	747,973
	StarHub Ltd.	2,431,810	2,205,733
#	Straits Trading Co. Ltd.	530,700	1,270,118
#*††^	Swiber Holdings Ltd.	1,301,500	19,199
#	Thomson Medical Group Ltd.	2,176,700	126,651
	Tiong Woon Corp. Holding Ltd.	160,750	62,453
#	Tuan Sing Holdings Ltd.	3,433,518	1,004,749
	UMS Holdings Ltd.	2,689,108	2,289,725
	United Overseas Bank Ltd.	993,289	21,262,582
	United Overseas Insurance Ltd.	1,900	9,459
	UOB-Kay Hian Holdings Ltd.	1,155,409	1,361,063
	UOL Group Ltd.	1,100,588	5,783,075
#	Valuetronics Holdings Ltd.	2,771,960	1,057,762
	Venture Corp. Ltd.	790,400	9,702,891
	Vicom Ltd.	9,600	14,474
#	Wee Hur Holdings Ltd.	917,300	138,284
	Wilmar International Ltd.	3,276,000	10,442,877
	Wing Tai Holdings Ltd.	2,352,624	2,952,791
	Yangzijiang Financial Holding Pte. Ltd.	8,497,100	3,348,581
	Yangzijiang Shipbuilding Holdings Ltd.	8,497,100	5,543,701
	Yeo Hiap Seng Ltd.	64,554	41,121

TOTAL SINGAPORE			284,687,833

SPAIN — (2.1%)
#	Acciona SA	165,396	32,375,837
	Acerinox SA	869,321	9,153,283
#	ACS Actividades de Construccion y Servicios SA	656,188	16,801,865
#*††^	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	26,001	608,233
#*Ω	Aena SME SA	27,255	3,867,744
	Alantra Partners SA	1,298	21,339
	Almirall SA	247,381	3,213,731
*	Amadeus IT Group SA	119,478	7,486,840
#*	Amper SA	4,196,935	1,144,785
	Applus Services SA	637,660	4,974,345
	Atresmedia Corp. de Medios de Comunicacion SA	527,579	2,018,166
#	Azkoyen SA	55,415	322,192
#	Banco Bilbao Vizcaya Argentaria SA	4,732,649	24,833,399
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	671,340	3,484,255
	Banco de Sabadell SA	29,306,199	22,743,784
#	Banco Santander SA	16,662,119	48,692,515
#	Banco Santander SA, Sponsored ADR	435,562	1,254,419
	Bankinter SA	1,807,761	10,638,446
#	CaixaBank SA	6,163,738	19,895,896
#*††^	Caja de Ahorros del Mediterraneo	21,176	0
Ω	Cellnex Telecom SA	111,786	5,210,377
#	Cia de Distribucion Integral Logista Holdings SA	283,597	5,225,397
	CIE Automotive SA	310,423	6,767,793
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	2,639,715
#*	Deoleo SA	34,183	12,345
*	Distribuidora Internacional de Alimentacion SA	10,483,504	143,553
#*	Duro Felguera SA	57,344	54,978
#	Ebro Foods SA	220,621	3,966,678
#*	eDreams ODIGEO SA	208,893	1,679,103
	Elecnor SA	67,231	793,105
	Enagas SA	1,184,714	25,616,694
*	Ence Energia y Celulosa SA	799,512	2,994,948
	Endesa SA	660,412	13,840,548

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SPAIN — (Continued)
*	Ercros SA	711,393	$2,439,463
	Faes Farma SA	1,540,295	6,463,001
	Ferrovial SA	466,109	11,953,059
	Fluidra SA	188,942	5,113,561
	Fomento de Construcciones y Contratas SA	89,165	1,018,600
Ω	Gestamp Automocion SA	822,508	2,686,706
Ω	Global Dominion Access SA	496,169	2,051,553
#	Grifols SA	717,813	12,022,467
	Grupo Catalana Occidente SA	137,430	3,958,636
#	Grupo Empresarial San Jose SA	85,660	364,064
#*	Grupo Ezentis SA	788,396	124,155
	Iberdrola SA	8,572,108	98,500,404
	Iberpapel Gestion SA	6,948	116,228
*	Indra Sistemas SA	760,474	7,749,688
#	Industria de Diseno Textil SA	743,481	15,588,762
	Laboratorios Farmaceuticos Rovi SA	117,255	8,006,311
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,742,693	2,503,580
#	Mapfre SA	4,002,142	7,303,338
*	Mediaset Espana Comunicacion SA	1,212,258	5,424,818
*	Melia Hotels International SA	370,677	3,065,616
#Ω	Metrovacesa SA	50,379	402,282
	Miquel y Costas & Miquel SA	166,113	2,199,944
*Ω	Neinor Homes SA	49,041	555,591
*	Obrascon Huarte Lain SA	1,606,412	1,383,920
#*	Oryzon Genomics SA	8,551	20,821
#	Pharma Mar SA	9,722	744,175
	Prim SA	5,935	87,593
*	Promotora de Informaciones SA, Class A	739,421	491,032
Ω	Prosegur Cash SA	49,390	36,624
#	Prosegur Cia de Seguridad SA	1,196,545	2,476,422
#*	Realia Business SA	722,094	672,967
	Red Electrica Corp. SA	743,271	14,965,204
	Repsol SA, Sponsored ADR	104,827	1,558,769
	Repsol SA	4,909,248	73,235,560
#	Sacyr SA	2,491,256	6,710,474
#*	Siemens Gamesa Renewable Energy SA	84,093	1,339,480
*	Solaria Energia y Medio Ambiente SA	264,349	5,866,075
Ω	Talgo SA	286,422	1,157,193
	Talgo SA	5,713	23,324
#*	Tecnicas Reunidas SA	59,498	492,711
#	Telefonica SA, Sponsored ADR	68,791	328,821
	Telefonica SA	16,134,122	78,486,719
#*	Tubacex SA	319,287	696,079
#*	Tubos Reunidos SA	28,836	10,369
Ω	Unicaja Banco SA	3,962,560	3,732,689
	Vidrala SA	67,056	4,804,953
	Viscofan SA	277,148	15,299,761
*	Vocento SA	126,195	129,058

TOTAL SPAIN			696,838,928

SWEDEN — (2.9%)
#	AAK AB	163,803	2,842,105
Ω	AcadeMedia AB	142,183	802,644
#	AddLife AB, Class B	219,091	4,840,826
	AddNode Group AB	31,671	1,338,846
	AddTech AB, Class B	516,984	9,119,795
#	AFRY AB	293,847	4,871,291
#	Alfa Laval AB	148,758	4,140,868
Ω	Alimak Group AB	110,336	1,164,341

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SWEDEN — (Continued)
	Alligo AB, Class B	114,182	$1,307,762
Ω	Ambea AB	182,074	924,160
*	Annehem Fastigheter AB, Class B	225,311	613,977
	AQ Group AB	4,003	114,183
*	Arise AB	103,484	583,099
	Arjo AB, Class B	680,681	5,109,773
#	Assa Abloy AB, Class B	315,904	7,983,567
#	Atlas Copco AB, Class A	564,146	25,576,604
#	Atlas Copco AB, Class B	327,827	12,974,659
	Atrium Ljungberg AB, Class B	118,150	1,931,968
*Ω	Attendo AB	265,565	718,158
	Avanza Bank Holding AB	361,245	9,147,348
#	Axfood AB	271,797	8,042,993
*	Balco Group AB	10,680	111,814
	Beijer Alma AB	159,047	3,308,493
*	Beijer Electronics Group AB	9,204	60,803
#	Beijer Ref AB, Class B	482,397	7,855,343
	Bergman & Beving AB	126,274	1,619,882
	Betsson AB, Class B	729,014	4,478,280
#*	Better Collective AS	65,309	1,006,627
#*	BHG Group AB	46,080	317,275
	Bilia AB, Class A	684,186	9,488,226
	BillerudKorsnas AB	577,185	8,906,701
	BioGaia AB, Class B	90,115	5,666,213
	Biotage AB	198,548	4,112,925
	Bjorn Borg AB	96,207	446,297
#	Boliden AB	870,967	37,766,148
	Bonava AB, Class B	411,273	1,996,532
#*Ω	Boozt AB	49,339	518,082
Ω	Bravida Holding AB	449,380	4,606,868
	Bufab AB	126,094	4,183,207
#	Bulten AB	90,673	634,571
	Bure Equity AB	316,890	7,472,766
	Byggmax Group AB	439,785	3,382,251
*	Careium AB	108,577	158,888
#	Castellum AB	240,884	4,770,310
	Catella AB	103,593	405,719
	Catena AB	81,878	4,274,442
#*	Catena Media PLC	292,957	1,233,006
*	Cavotec SA	3,925	5,532
	Cellavision AB	6,392	200,692
	Clas Ohlson AB, Class B	270,417	3,070,044
	Cloetta AB, Class B	1,323,405	3,344,288
*	Collector AB	276,668	1,206,967
#	Concentric AB	239,555	4,678,651
Ω	Coor Service Management Holding AB	315,053	2,856,407
	Corem Property Group AB, Class B	2,111,269	4,470,261
	Dios Fastigheter AB	331,390	2,958,948
#Ω	Dometic Group AB	837,677	7,173,930
*	Doro AB	126,552	280,715
*	Duni AB	156,154	1,429,020
#Ω	Dustin Group AB	309,926	2,226,912
	Eastnine AB	116,308	1,142,677
	Elanders AB, Class B	33,097	499,913
#	Electrolux AB, Class B	753,722	11,494,566
	Electrolux Professional AB, Class B	662,776	3,714,983
#	Elekta AB, Class B	516,661	3,479,853
*Ω	Eltel AB	80,003	94,092
*	Enea AB	70,527	838,232

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SWEDEN — (Continued)
#	Epiroc AB, Class A	553,643	$11,224,039
	Epiroc AB, Class B	315,585	5,505,647
	Essity AB, Class A	35,395	941,018
	Essity AB, Class B	781,089	20,598,084
Ω	Evolution AB	40,895	4,195,757
	eWork Group AB	24,860	298,294
	Fabege AB	198,564	2,410,196
	Fagerhult AB	241,032	1,209,719
*	Fastighets AB Balder, Class B	82,921	4,110,168
	Fastighets AB Trianon	6,784	103,397
	FastPartner AB, Class A	51,994	436,560
	FastPartner AB, Class D	18,353	153,187
#	Fenix Outdoor International AG	7,140	636,575
	Ferronordic AB	36,244	166,190
#*	Fingerprint Cards AB, Class B	34,018	39,180
#	G5 Entertainment AB	11,726	221,406
	GARO AB	44,597	667,466
#	Getinge AB, Class B	213,273	6,169,516
*	GHP Specialty Care AB	55,693	198,314
	Granges AB	595,369	4,889,691
*Ω	Green Landscaping Group AB	3,228	26,769
#	H & M Hennes & Mauritz AB, Class B	902,620	11,363,147
#*	Haldex AB	254,816	1,047,127
	Hanza Holding AB	73,660	303,786
#	Heba Fastighets AB, Class B	31,670	406,517
#	Hexagon AB, Class B	375,731	4,848,027
#	Hexatronic Group AB	116,199	4,916,164
#	Hexpol AB	930,572	7,990,043
	HMS Networks AB	80,485	3,294,238
#*Ω	Hoist Finance AB	364,167	1,122,047
	Holmen AB, Class B	174,219	10,069,640
	Hufvudstaden AB, Class A	156,396	2,026,447
*	Humana AB	94,856	497,888
	Husqvarna AB, Class A	104,942	1,013,620
#	Husqvarna AB, Class B	1,103,828	10,551,607
	Indutrade AB	519,154	12,245,710
#	Instalco AB	563,784	3,479,604
#*,*	International Petroleum Corp.	784,923	7,525,983
#	Intrum AB	264,978	6,405,330
#	INVISIO AB	1,877	33,268
	Inwido AB	294,078	4,059,999
*	ITAB Shop Concept AB	23,230	26,159
	JM AB	385,831	8,910,810
#*	John Mattson Fastighetsforetagen AB	14,595	227,383
	Kabe Group AB, Class B	500	12,000
	Karnov Group AB	75,060	507,819
#*	Karo Pharma AB	10,317	59,283
*	K-fast Holding AB	7,663	35,106
#	Kindred Group PLC	841,467	7,377,469
	KNOW IT AB	133,891	4,123,736
	Lagercrantz Group AB, Class B	790,542	8,047,574
Ω	LeoVegas AB	350,381	1,502,703
	Lifco AB, Class B	203,734	4,273,450
	Lime Technologies AB	5,323	149,712
	Lindab International AB	467,073	10,893,898
#	Loomis AB	547,033	13,629,726
	Lundin Energy AB	188,014	7,773,598
#*	Maha Energy AB	5,355	10,369
	Medicover AB, Class B	64,789	1,072,775

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SWEDEN — (Continued)
*	Mekonomen AB	218,864	$2,522,326
#	Micro Systemation AB, Class B	43,326	233,282
#	Midsona AB, Class B	6,397	16,464
#*	Millicom International Cellular SA	461,520	10,404,850
	MIPS AB	89,032	6,323,000
*	Modern Times Group MTG AB, Class B	374,773	3,963,550
*	Momentum Group AB	114,182	869,785
Ω	Munters Group AB	137,550	821,730
	Mycronic AB	275,741	4,822,038
	NCAB Group AB	98,018	616,346
	NCC AB, Class B	340,931	4,224,232
	Nederman Holding AB	14,984	252,122
*	Nelly Group AB	46,663	88,992
*	Net Insight AB, Class B	2,201,177	899,997
	New Wave Group AB, Class B	290,905	5,079,353
	Nibe Industrier AB, Class B	450,569	4,417,559
	Nilorngruppen AB, Class B	13,985	164,293
	Nobia AB	654,068	2,566,879
	Nolato AB, Class B	1,230,356	8,515,759
*	Nordic Entertainment Group AB, Class B	129,849	4,264,105
	Nordic Waterproofing Holding AB	73,740	1,350,799
*	Note AB	60,630	1,256,087
	NP3 Fastigheter AB	65,770	1,827,765
	Nyfosa AB	483,621	5,330,293
	OEM International AB, Class B	79,896	1,233,989
*	Ovzon AB	33,979	168,432
*	Pandox AB	302,606	4,216,041
#	Peab AB, Class B	1,126,556	10,762,535
	Platzer Fastigheter Holding AB, Class B	57,869	587,760
	Prevas AB, Class B	21,235	272,621
	Pricer AB, Class B	522,852	831,216
	Proact IT Group AB	131,983	960,326
	Profilgruppen AB, Class B	761	13,482
	Ratos AB, Class B	1,321,499	6,742,356
*	RaySearch Laboratories AB	108,467	475,937
	Rejlers AB	2,119	32,608
Ω	Resurs Holding AB	207,941	604,835
	Rottneros AB	362,655	490,884
	Saab AB, Class B	218,819	9,255,805
	Sagax AB, Class A	758	20,151
	Sagax AB, Class B	124,602	3,182,888
#	Samhallsbyggnadsbolaget i Norden AB	2,283,946	7,174,259
#	Samhallsbyggnadsbolaget i Norden AB, Class D	51,312	134,608
#	Sandvik AB	1,317,409	24,936,330
	Scandi Standard AB	300,827	1,182,748
*Ω	Scandic Hotels Group AB	661,502	2,545,778
#*	Sdiptech AB, Class B	10,802	378,301
#	Sectra AB, Class B	334,324	4,217,612
#	Securitas AB, Class B	857,664	10,126,267
	Semcon AB	57,090	724,357
*	Sensys Gatso Group AB	2,128,523	207,125
*	Serneke Group AB	9,232	43,445
#*Ω	Sinch AB	48,872	215,985
	Sintercast AB	725	9,548
	Skandinaviska Enskilda Banken AB, Class A	1,234,100	13,839,315
#	Skandinaviska Enskilda Banken AB, Class C	14,509	176,784
	Skanska AB, Class B	954,024	18,223,947
#	SKF AB, Class A	42,941	842,800
	SKF AB, Class B	1,253,586	20,474,419

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SWEDEN — (Continued)
	SkiStar AB	200,668	$3,906,333
	Softronic AB, Class B	12,772	37,506
*	Solid Forsakring AB	20,794	100,958
	SSAB AB,Class A	829,380	5,269,565
#	SSAB AB,Class B	1,862,171	10,952,400
*	Starbreeze AB	314,658	30,350
*	Stendorren Fastigheter AB	18,671	456,583
*	Stillfront Group AB	300,186	606,256
*	Svedbergs i Dalstorp AB, Class B	2,131	10,867
	Svenska Cellulosa AB SCA, Class A	44,437	872,435
#	Svenska Cellulosa AB SCA, Class B	920,340	17,811,156
	Svenska Handelsbanken AB, Class A	1,127,638	11,373,714
#	Svenska Handelsbanken AB, Class B	30,006	338,709
	Sweco AB, Class B	405,579	5,723,986
#	Swedbank AB, Class A	699,674	11,068,311
	Swedish Match AB	1,382,348	11,010,098
*	Swedish Orphan Biovitrum AB	296,979	6,247,493
	Systemair AB	113,997	723,958
#	Tele2 AB, Class B	1,625,347	21,542,809
	Telefonaktiebolaget LM Ericsson, Class A	79,710	674,280
	Telefonaktiebolaget LM Ericsson, Class B	3,968,196	31,655,183
#	Telia Co. AB	5,513,402	22,884,003
	Tethys Oil AB	179,240	1,698,262
	TF Bank AB	12,704	223,074
#Ω	Thule Group AB	282,490	9,798,760
*	Transtema Group AB	27,114	105,084
#	Trelleborg AB, Class B	353,176	7,746,415
	Troax Group AB	134,883	2,995,696
	VBG Group AB, Class B	4,050	57,913
*	Vicore Pharma Holding AB	17,621	42,215
	Vitec Software Group AB, Class B	26,974	1,359,268
	Vitrolife AB	68,071	1,750,312
	Volati AB	30,730	431,598
	Volvo AB, Class A	375,732	6,177,269
	Volvo AB, Class B	2,990,796	47,713,454
#	Wallenstam AB, Class B	255,502	2,824,999
#	Wihlborgs Fastigheter AB	343,364	5,953,121
	XANO Industri AB, Class B	8,190	243,095

TOTAL SWEDEN			972,686,842

SWITZERLAND — (7.2%)
	ABB Ltd.	2,636,415	79,097,562
#	Adecco Group AG	627,737	24,224,293
#	Alcon, Inc.	647,376	46,178,693
	Allreal Holding AG	87,469	16,498,661
	ALSO Holding AG	32,347	7,314,750
*	ams-OSRAM AG	949,858	11,619,768
*	APG SGA SA	6,133	1,168,000
	Arbonia AG	250,748	4,465,301
*	Aryzta AG	5,583,337	5,198,808
	Ascom Holding AG	138,369	1,224,193
	Autoneum Holding AG	17,294	2,045,685
#	Bachem Holding AG, Class B	8,364	3,649,613
	Baloise Holding AG	189,929	33,036,430
	Banque Cantonale de Geneve	4,730	802,958
#	Banque Cantonale Vaudoise	153,187	12,946,259
	Barry Callebaut AG	11,721	26,976,523
	Belimo Holding AG	26,760	13,225,361
	Bell Food Group AG	10,210	2,775,141

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SWITZERLAND — (Continued)
	Bellevue Group AG	45,138	$1,733,920
	Berner Kantonalbank AG	13,148	3,026,641
	BKW AG	63,712	7,755,736
	Bobst Group SA	59,558	5,023,619
	Bossard Holding AG, Class A	38,059	8,239,102
	Bucher Industries AG	38,395	13,842,732
	Burckhardt Compression Holding AG	12,314	6,282,121
	Burkhalter Holding AG	19,972	1,572,522
	Bystronic AG	6,391	5,303,856
	Calida Holding AG	22,636	1,138,527
	Carlo Gavazzi Holding AG	1,313	395,867
	Cembra Money Bank AG	135,019	9,742,296
#	Chocoladefabriken Lindt & Spruengli AG	117	13,871,286
#*	Cicor Technologies Ltd.	9,793	518,869
	Cie Financiere Richemont SA, Class A	370,188	43,012,397
	Cie Financiere Tradition SA	4,826	542,660
#	Clariant AG	1,086,690	18,553,387
	Coltene Holding AG	20,543	1,948,793
	Comet Holding AG	5,731	1,238,894
#*	COSMO Pharmaceuticals NV	10,598	606,096
#	Credit Suisse Group AG	1,930,668	13,104,056
#	Credit Suisse Group AG, Sponsored ADR	1,122,655	7,521,786
	Daetwyler Holding AG	21,836	7,021,030
	DKSH Holding AG	164,427	14,118,512
	dormakaba Holding AG	14,005	6,500,389
#*	Dottikon Es Holding AG	2,031	612,638
*	Dufry AG	308,380	12,274,182
	EFG International AG	566,354	4,269,042
	Emmi AG	9,506	9,422,011
	EMS-Chemie Holding AG	10,062	8,976,554
	Energiedienst Holding AG	12,491	558,745
#*	Evolva Holding SA	883,470	95,436
*	Feintool International Holding AG	11,244	495,639
*	Flughafen Zurich AG	106,450	18,000,553
	Forbo Holding AG	5,259	7,698,538
	Fundamenta Real Estate AG	2,030	41,318
Ω	Galenica AG	254,731	18,757,748
#*	GAM Holding AG	1,095,054	1,130,007
	Geberit AG	59,452	33,903,913
	Georg Fischer AG	483,280	26,227,650
	Givaudan SA	11,378	45,222,107
#	Gurit Holding AG	2,418	3,082,518
	Helvetia Holding AG	217,480	27,947,628
	Hiag Immobilien Holding AG	4,425	459,705
#*	HOCHDORF Holding AG	4,528	186,581
	Holcim Ltd.	882,625	43,215,345
	Huber & Suhner AG	89,969	7,890,563
#*	Implenia AG	81,272	1,837,669
*	Ina Invest Holding AG	16,484	329,995
	Inficon Holding AG	8,680	7,902,912
	Interroll Holding AG	3,126	9,476,118
	Intershop Holding AG	5,202	3,387,444
	Investis Holding SA	6,553	756,787
	Julius Baer Group Ltd.	803,809	38,412,279
#*	Jungfraubahn Holding AG	9,787	1,394,917
	Kardex Holding AG	45,390	8,638,219
	Komax Holding AG	23,251	6,107,534
#	Kudelski SA	184,312	613,954
#	Kuehne + Nagel International AG	83,859	23,459,239

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SWITZERLAND — (Continued)
#	Landis+Gyr Group AG	96,943	$5,410,305
	LEM Holding SA	2,492	5,740,778
	Liechtensteinische Landesbank AG	44,174	2,442,713
#	Logitech International SA	347,455	22,635,394
	Lonza Group AG	22,744	13,410,632
	Luzerner Kantonalbank AG	9,321	3,977,470
*Ω	Medacta Group SA	14,522	1,654,438
*Ω	Medartis Holding AG	4,957	521,906
Ω	Medmix AG	110,231	3,701,979
	Meier Tobler Group AG	21,817	510,300
	Metall Zug AG, Class B	966	2,013,154
#*	Meyer Burger Technology AG	1,901,616	901,056
#	Mikron Holding AG	55,845	440,468
	Mobilezone Holding AG	182,536	2,955,650
	Mobimo Holding AG	40,658	11,627,883
	Nestle SA	2,748,677	354,837,916
	Novartis AG, Sponsored ADR	1,021,093	89,886,817
	Novartis AG	344,656	30,456,989
	Novavest Real Estate AG	711	34,640
	OC Oerlikon Corp. AG	1,212,475	8,645,739
#*	Orascom Development Holding AG	65,164	594,336
	Orell Fuessli AG	613	55,813
#	Orior AG	34,976	3,231,210
	Partners Group Holding AG	29,533	31,290,128
	Peach Property Group AG	412	21,208
	Phoenix Mecano AG	1,774	708,900
	Plazza AG, Class A	2,576	931,953
	PSP Swiss Property AG	153,405	19,333,927
	Rieter Holding AG	22,215	3,019,913
#	Roche Holding AG	24,444	9,820,266
	Roche Holding AG	634,350	235,225,680
	Romande Energie Holding SA	597	722,917
#	Schaffner Holding AG	1,819	586,536
	Schindler Holding AG	31,175	5,984,796
#	Schweiter Technologies AG	5,901	5,937,559
*Ω	Sensirion Holding AG	34,645	4,155,135
	SFS Group AG	83,469	10,453,086
	SGS SA	9,015	23,164,229
	Siegfried Holding AG	23,897	17,323,876
	SIG Combibloc Group AG	1,073,384	22,471,809
	Sika AG	163,059	49,807,674
	Softwareone Holding AG	143,022	1,933,725
	Sonova Holding AG	66,931	24,137,068
	St Galler Kantonalbank AG	11,776	5,679,002
	Straumann Holding AG	111,740	13,173,204
	Sulzer AG	110,231	8,259,346
#	Swatch Group AG	60,254	15,463,752
	Swatch Group AG	119,822	5,911,318
	Swiss Life Holding AG	94,561	55,291,241
	Swiss Prime Site AG	358,268	35,018,720
	Swiss Re AG	489,111	40,110,439
#*	Swiss Steel Holding AG	1,787,267	507,158
#	Swisscom AG	99,879	59,058,532
	Swissquote Group Holding SA	55,419	9,007,171
	Tecan Group AG	19,073	5,731,774
	Temenos AG	174,866	17,651,981
	Thurgauer Kantonalbank	1,440	165,782
#*	Tornos Holding AG	25,100	175,019
	TX Group AG	10,853	1,536,136

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
SWITZERLAND — (Continued)
*	u-blox Holding AG	41,674	$3,462,126
#*	UBS Group AG	2,630,594	44,536,488
	Valiant Holding AG	96,738	9,662,937
	Valora Holding AG	24,605	4,023,103
	Varia U.S. Properties AG	2,973	164,861
Ω	VAT Group AG	86,739	26,829,366
	Vaudoise Assurances Holding SA	5,515	2,580,237
	Vetropack Holding AG	40,832	1,679,952
	Vifor Pharma AG	206,148	36,415,722
#*	Von Roll Holding AG	106,896	107,018
	Vontobel Holding AG	157,349	11,507,993
	VP Bank AG, Class A	17,910	1,792,646
	VZ Holding AG	35,049	2,608,477
*	V-ZUG Holding AG	5,941	659,056
	Walliser Kantonalbank	2,911	330,851
	Warteck Invest AG	194	473,618
	Ypsomed Holding AG	12,744	1,821,179
	Zehnder Group AG	48,935	3,826,490
	Zug Estates Holding AG, Class B	414	846,820
	Zuger Kantonalbank AG	223	1,677,855
	Zurich Insurance Group AG	116,013	52,817,182

TOTAL SWITZERLAND			2,371,131,104

UNITED KINGDOM — (11.9%)
	3i Group PLC	1,567,989	25,660,529
	4imprint Group PLC	20,791	706,505
	888 Holdings PLC	1,292,347	3,085,901
*	Abcam PLC	764	11,855
	Abrdn Plc	7,921,006	18,599,534
*	accesso Technology Group PLC	4,996	46,081
*	Accsys Technologies PLC	6,992	12,695
	Admiral Group PLC	344,764	10,852,236
	Advanced Medical Solutions Group PLC	53,891	187,868
	AG Barr PLC	399,004	2,902,468
Ω	Airtel Africa PLC	1,588,161	2,905,912
	AJ Bell PLC	154,014	477,255
Ω	Alfa Financial Software Holdings PLC	119,993	271,797
	Alliance Pharma PLC	581,426	835,156
#*	Allied Minds PLC	24,540	5,243
	Anglo American PLC	2,025,352	89,704,810
	Anglo Pacific Group PLC	724,286	1,647,363
	Anglo-Eastern Plantations PLC	27,025	296,721
	Antofagasta PLC	767,865	14,699,936
*	AO World PLC	17,363	16,287
	Argentex Group PLC	38,302	35,673
*	Ascential PLC	361,296	1,432,447
	Ashmore Group PLC	1,285,642	3,554,095
	Ashtead Group PLC	526,654	27,231,819
*	ASOS PLC	41,698	726,066
	Associated British Foods PLC	481,634	9,637,857
#*Ω	Aston Martin Lagonda Global Holdings PLC	86,016	901,192
	AstraZeneca PLC, Sponsored ADR	787,124	52,265,034
	AstraZeneca PLC	95,527	12,747,245
Ω	Auto Trader Group PLC	2,454,940	19,374,776
Ω	Avast PLC	397,641	2,819,308
	AVEVA Group PLC	53,363	1,434,188
	Aviva PLC	6,812,847	36,551,783
	Avon Protection PLC	77,098	1,023,754
	B&M European Value Retail SA	2,531,612	15,511,406

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
*	Babcock International Group PLC	1,597,494	$6,099,160
	BAE Systems PLC	5,161,210	47,672,321
Ω	Bakkavor Group PLC	158,402	210,079
	Balfour Beatty PLC	1,846,558	5,594,537
	Bank of Georgia Group PLC	222,151	3,422,762
	Barclays PLC, Sponsored ADR	3,195,564	23,806,952
	Barclays PLC	1,718,982	3,159,731
	Barratt Developments PLC	1,432,560	8,764,462
	Beazley PLC	2,065,545	11,126,261
	Begbies Traynor Group PLC	101,992	150,176
	Bellway PLC	530,954	16,126,278
	Berkeley Group Holdings PLC	265,462	13,463,298
Ω	Biffa PLC	1,036,996	4,497,701
	Bloomsbury Publishing PLC	212,177	1,064,683
*	BlueJay Mining PLC	993,331	91,193
	Bodycote PLC	1,149,723	8,917,087
*	Boohoo Group PLC	993,682	1,005,978
	BP PLC, Sponsored ADR	2,665,452	76,551,781
	BP PLC	11,071,577	53,451,287
	Braemar Shipping Services PLC	71,897	239,681
	Breedon Group PLC	323,273	319,782
	Brewin Dolphin Holdings PLC	1,814,004	11,618,106
	British American Tobacco PLC, Sponsored ADR	304,542	12,723,765
	British American Tobacco PLC	1,270,371	53,244,233
	Britvic PLC	1,592,483	17,065,170
	Brooks Macdonald Group PLC	405	12,279
	BT Group PLC	25,609,374	56,790,975
	Bunzl PLC	284,399	10,972,291
	Burberry Group PLC	862,728	17,026,329
	Burford Capital Ltd.	344,272	2,943,750
	Bytes Technology Group PLC	509,601	2,832,874
*	C&C Group PLC	1,807,775	4,719,157
*	Capita PLC	1,367,959	408,236
	Capital Ltd.	28,677	36,171
#*	Capricorn Energy PLC	3,157,945	8,122,358
*	Card Factory PLC	1,751,094	1,279,424
	CareTech Holdings PLC	110,250	1,017,318
#*	Carnival PLC, ADR	122,081	1,927,659
	Carr’s Group PLC	71,804	131,771
	Castings PLC	62,252	253,295
*	Cazoo Group Ltd.	194,476	328,664
	Centamin PLC	7,873,097	9,023,500
	Centaur Media PLC	126,418	74,730
	Central Asia Metals PLC	287,409	962,962
*	CentralNic Group PLC	24,706	41,665
*	Centrica PLC	27,172,638	26,922,356
	Chemring Group PLC	1,126,904	4,921,145
	Chesnara PLC	374,824	1,346,113
*	Cineworld Group PLC	156,798	60,017
*	Circassia Group PLC	71,546	31,713
	City of London Investment Group PLC	6,773	39,439
	Clarkson PLC	83,679	3,852,783
	Clipper Logistics PLC	216,662	2,344,161
	Close Brothers Group PLC	818,383	11,347,628
	CLS Holdings PLC	318,851	814,873
Ω	CMC Markets PLC	837,522	3,036,695
	CNH Industrial NV	500,407	7,106,586
	Coats Group PLC	1,459,365	1,290,162
	Coca-Cola HBC AG	415,356	8,420,877

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
	Compass Group PLC	688,954	$14,538,192
	Computacenter PLC	512,339	17,214,433
Ω	ContourGlobal PLC	270,972	651,273
Ω	ConvaTec Group PLC	1,873,473	4,955,876
#*	Costain Group PLC	707,971	350,460
*Ω	Countryside Partnerships PLC	1,211,756	3,783,458
	Cranswick PLC	251,464	9,999,296
	Crest Nicholson Holdings PLC	1,356,051	4,266,778
	Croda International PLC	233,279	22,657,565
	Currys PLC	5,323,509	6,172,274
	CVS Group PLC	104,715	2,363,918
	DCC PLC	202,086	15,311,844
#*	De La Rue PLC	759,991	1,051,288
	Dechra Pharmaceuticals PLC	72,278	3,275,303
	Devro PLC	1,105,867	2,908,157
	DFS Furniture PLC	286,805	598,230
#	Diageo PLC, Sponsored ADR	204,689	40,667,611
	Diageo PLC	319,548	15,941,884
#*	Dialight PLC	31,395	141,446
#*	Dignity PLC	179,949	1,171,971
	Diploma PLC	526,139	18,045,930
	Direct Line Insurance Group PLC	7,218,037	22,909,166
	DiscoverIE Group PLC	339,254	3,218,091
	Diversified Energy Co. PLC	39,656	59,914
	Domino’s Pizza Group PLC	1,959,559	8,552,029
	dotdigital group PLC	211,536	230,726
	Drax Group PLC	1,964,850	19,856,182
	DS Smith PLC	4,797,195	19,712,951
	Dunelm Group PLC	576,215	7,055,991
Ω	DWF Group PLC	176,753	242,057
††^	Dyson Group PLC	3,999	137
*	easyJet PLC	551,737	3,823,259
	EKF Diagnostics Holdings PLC	38,270	16,780
	Electrocomponents PLC	1,796,259	23,445,630
*	Elementis PLC	2,969,108	4,510,045
	EMIS Group PLC	102,047	1,700,959
*	Energean PLC	48,292	709,907
*	EnQuest PLC	5,948,641	2,407,814
*	Entain PLC	1,264,750	23,765,058
	Epwin Group PLC	9,451	10,120
*	Ergomed PLC	30,088	443,935
#*	Esken Ltd.	828,934	105,990
	Essentra PLC	939,278	3,680,983
	Euromoney Institutional Investor PLC	375,447	4,629,613
*††	Evraz PLC	1,444,631	0
	Experian PLC	715,099	24,695,479
*	FD Technologies PLC	717	21,246
	FDM Group Holdings PLC	149,578	1,887,694
	Ferguson PLC	237,763	29,827,171
	Ferrexpo PLC	2,427,855	4,985,443
	Fevertree Drinks PLC	154,300	3,498,713
*	Firstgroup PLC	2,624,046	3,683,609
Ω	Forterra PLC	643,985	2,013,309
	Foxtons Group PLC	447,487	236,220
*	Frasers Group PLC	1,197,231	10,168,519
	Fresnillo PLC	347,067	3,358,288
*	Frontier Developments PLC	3,797	61,160
	Fuller Smith & Turner PLC, Class A	73,509	553,360
*Ω	Funding Circle Holdings PLC	46,976	42,788

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
	Future PLC	119,837	$3,282,131
	Galliford Try Holdings PLC	452,023	969,651
	Games Workshop Group PLC	121,443	11,223,503
*	Gaming Realms PLC	35,681	13,592
	Gamma Communications PLC	61,553	917,454
	GB Group PLC	23,599	171,022
	Gem Diamonds Ltd.	1,834,426	1,354,672
	Genel Energy PLC	652,019	1,500,355
	Genuit Group PLC	836,561	4,722,499
	Genus PLC	62,360	1,959,279
*	Georgia Capital PLC	216,457	1,641,148
#	GlaxoSmithKline PLC, Sponsored ADR	1,030,233	46,648,950
	GlaxoSmithKline PLC	2,004,926	45,196,207
	Glencore PLC	14,846,113	91,476,764
*	Go-Ahead Group PLC	275,317	3,266,481
	Gooch & Housego PLC	7,297	77,037
	Goodwin PLC	1,013	42,815
	Grafton Group PLC	682,351	8,264,130
	Grainger PLC	2,159,110	8,031,392
*	Greencore Group PLC	2,154,025	3,094,638
	Greggs PLC	712,081	20,775,619
	Gulf Keystone Petroleum Ltd.	1,405,124	4,268,811
*Ω	Gym Group PLC	255,997	612,959
	H&T Group PLC	17,925	78,273
	Halfords Group PLC	1,360,778	3,872,169
	Halma PLC	471,135	14,461,737
	Harbour Energy PLC	263,485	1,652,316
	Hargreaves Lansdown PLC	596,664	6,830,815
	Hargreaves Services PLC	23,751	176,607
	Harworth Group PLC	63,915	133,825
	Hays PLC	7,404,250	11,371,789
	Headlam Group PLC	220,902	1,008,308
	Helical PLC	1,632,122	8,875,352
*	Helios Towers PLC	832,699	1,175,436
	Henry Boot PLC	124,201	505,019
	Hikma Pharmaceuticals PLC	473,090	11,113,080
	Hill & Smith Holdings PLC	423,277	7,320,740
	Hilton Food Group PLC	54,943	833,635
	Hiscox Ltd.	1,161,910	13,796,845
	Hochschild Mining PLC	1,648,218	2,421,181
*	Hollywood Bowl Group PLC	154,929	497,577
	HomeServe PLC	1,463,100	17,981,096
*Ω	Hostelworld Group PLC	101,759	107,567
	Howden Joinery Group PLC	2,777,734	26,298,231
#	HSBC Holdings PLC, Sponsored ADR	3,036,261	94,154,454
*Ω	HSS Hire Group PLC	141,629	30,010
	Hunting PLC	803,342	2,928,447
*	Hyve Group PLC	965,108	913,241
Ω	Ibstock PLC	1,627,081	3,841,043
	IDOX PLC	103,546	82,964
	IG Group Holdings PLC	1,667,551	17,042,492
	IMI PLC	1,977,049	33,283,069
	Impax Asset Management Group PLC	64,749	700,242
#	Imperial Brands PLC, Sponsored ADR	25,186	531,676
	Imperial Brands PLC	2,613,500	54,401,390
	Inchcape PLC	2,775,170	24,831,287
*	Indivior PLC	2,924,663	11,454,477
*	Informa PLC	1,628,216	11,550,393
	IntegraFin Holdings PLC	413,164	1,863,167

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
#	InterContinental Hotels Group PLC, ADR	77,860	$5,046,113
	InterContinental Hotels Group PLC	123,307	7,871,854
	Intermediate Capital Group PLC	406,285	7,774,855
#*	International Consolidated Airlines Group SA	937,841	1,662,102
	International Personal Finance PLC	911,980	1,086,502
	Intertek Group PLC	279,035	17,388,044
	Investec PLC	2,530,177	14,902,456
	iomart Group PLC	41,087	92,812
	IP Group PLC	1,285,163	1,325,205
*	IQE PLC	378,876	142,455
	ITV PLC	8,479,022	7,829,976
*	IWG PLC	4,511,481	13,696,548
*	J D Wetherspoon PLC	780,422	7,091,465
	J Sainsbury PLC	6,836,722	19,947,873
*	James Fisher & Sons PLC	189,337	933,617
	James Halstead PLC	12,571	39,101
	JD Sports Fashion PLC	7,647,739	12,600,988
*	JET2 PLC	115,522	1,774,070
*	John Menzies PLC	398,734	2,965,312
*	John Wood Group PLC	2,808,034	7,807,777
	Johnson Matthey PLC	312,208	8,588,299
*	Johnson Service Group PLC	372,391	512,080
*	Joules Group PLC	12,354	8,430
Ω	JTC PLC	52,089	505,791
	Jupiter Fund Management PLC	2,582,147	5,763,448
#*Ω,*Ω	Just Eat Takeaway.com NV	85,238	2,327,966
	Just Group PLC	6,526,637	6,894,709
	Kainos Group PLC	261,728	3,965,435
	Keller Group PLC	516,504	5,442,919
	Keywords Studios PLC	12,666	379,956
*	Kier Group PLC	1,059,160	1,048,777
*	Kin & Carta PLC	905,552	2,631,881
	Kingfisher PLC	6,560,811	20,689,976
*	Lamprell PLC	1,557,059	525,049
	Lancashire Holdings Ltd.	793,661	4,206,316
	Learning Technologies Group PLC	65,734	107,997
	Legal & General Group PLC	7,780,785	24,253,446
*	Liberty Global PLC, Class A	115,018	2,617,810
*	Liberty Global PLC, Class C	281,606	6,674,062
	Liontrust Asset Management PLC	65,786	954,792
	Lloyds Banking Group PLC	56,053,868	31,836,505
	Lloyds Banking Group PLC, ADR	1,131,261	2,522,712
	London Stock Exchange Group PLC	123,901	12,215,653
*	Lookers PLC	1,622,294	1,693,023
	LSL Property Services PLC	46,162	226,244
Ω	Luceco PLC	139,873	334,734
	M&G PLC	8,876,079	23,565,495
	Macfarlane Group PLC	196,328	296,690
	Man Group PLC	9,905,553	28,870,005
*	Marks & Spencer Group PLC	8,905,900	15,203,437
	Marshalls PLC	1,284,337	9,828,466
*	Marston’s PLC	6,716,121	6,312,002
*	McBride PLC	984,768	453,102
	Mears Group PLC	635,117	1,573,442
	Medica Group PLC	13,288	26,705
*	Mediclinic International PLC	1,471,516	6,821,857
*	Meggitt PLC	2,460,127	23,850,725
	Melrose Industries PLC	7,808,613	11,346,673
*	Metro Bank PLC	28,970	32,163

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
	Micro Focus International PLC	676,562	$3,194,858
*	Mitchells & Butlers PLC	1,455,542	4,146,307
	Mitie Group PLC	5,438,772	3,666,510
	MJ Gleeson PLC	44,490	333,939
	Mondi PLC	1,055,130	19,821,637
	Moneysupermarket.com Group PLC	2,574,859	5,640,640
	Morgan Advanced Materials PLC	1,814,348	6,362,844
	Morgan Sindall Group PLC	260,106	7,013,064
	Mortgage Advice Bureau Holdings Ltd.	8,476	126,908
*	Motorpoint group PLC	58,346	176,733
	MP Evans Group PLC	2,910	34,431
#*	N Brown Group PLC	1,466,385	535,157
*	Naked Wines PLC	16,192	73,281
*	National Express Group PLC	2,613,302	8,100,379
	National Grid PLC	60,490	898,699
#	National Grid PLC, Sponsored ADR	270,591	20,067,066
	Natwest Group PLC	1,546,999	4,150,268
#	Natwest Group PLC, Sponsored ADR	1,375,181	7,453,481
	NCC Group PLC	152,885	347,015
	Next Fifteen Communications Group PLC	53,430	880,667
	Next PLC	197,613	14,801,345
	Ninety One PLC	1,486,082	4,951,579
	Norcros PLC	79,128	237,343
	Numis Corp. PLC	98,311	308,032
*	Ocado Group PLC	57,908	662,273
*Ω	On the Beach Group PLC	442,293	1,268,649
	OSB Group PLC	1,012,539	7,067,967
*	Oxford Biomedica PLC	8,253	59,469
	Oxford Instruments PLC	222,119	6,439,924
	Pagegroup PLC	2,106,718	12,890,748
	Pan African Resources PLC	2,783,366	764,192
*	Pantheon Resources PLC	167,718	259,050
	Paragon Banking Group PLC	1,653,559	10,226,025
*	Parkmead Group PLC	21,517	14,835
	PayPoint PLC	302,260	2,208,422
	Pearson PLC	1,369,659	13,299,123
#	Pearson PLC, Sponsored ADR	573,734	5,559,482
*	Pendragon PLC	6,612,928	1,827,665
	Pennon Group PLC	673,758	9,362,711
	Persimmon PLC	840,651	21,894,139
*	Petrofac Ltd.	1,316,645	2,219,514
	Pets at Home Group PLC	2,234,879	8,674,914
*	Pharos Energy PLC	1,937,216	654,658
	Phoenix Group Holdings PLC	1,982,004	15,012,495
	Photo-Me International PLC	1,474,316	1,322,604
*	Playtech PLC	1,491,131	9,747,355
	Plus500 Ltd.	233,664	4,550,119
	Polar Capital Holdings PLC	107,591	749,898
	Porvair PLC	8,054	59,914
*	PPHE Hotel Group Ltd.	7,918	155,923
	Premier Foods PLC	10,791,002	15,048,445
	Provident Financial PLC	662,418	2,120,201
#	Prudential PLC, ADR	450,688	11,312,269
*	PureTech Health PLC	65,397	138,488
	PZ Cussons PLC	1,011,151	2,594,531
	QinetiQ Group PLC	3,127,569	13,269,075
Ω	Quilter PLC	4,220,563	6,952,466
*	Rank Group PLC	864,547	1,161,351
	Rathbones Group PLC	131,377	3,467,855

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
*††	Raven Property Group Ltd.	96,453	$0
	Reach PLC	5,068,515	10,328,908
	Reckitt Benckiser Group PLC	503,739	39,284,369
	Record PLC	117,617	104,761
	Redde Northgate PLC	1,150,945	5,693,593
	Redrow PLC	1,211,910	7,944,431
#	RELX PLC, Sponsored ADR	366,350	10,789,005
	RELX PLC	1,040,481	31,004,098
	Renew Holdings PLC	61,153	532,900
*	Renewi PLC	615,585	5,324,920
	Renishaw PLC	78,133	4,129,106
#	Rentokil Initial PLC	4,032,481	27,696,171
#*	Restaurant Group PLC	3,387,768	2,593,159
	Rhi Magnesita NV	59,806	1,782,279
	RHI Magnesita NV	65,061	1,935,627
	Ricardo PLC	124,756	568,354
	Rightmove PLC	1,936,248	14,884,129
	Rio Tinto PLC	130,135	9,194,837
#	Rio Tinto PLC, Sponsored ADR	1,793,636	127,563,392
	River & Mercantile Group PLC	6,821	22,667
	RM PLC	39,681	67,918
	Robert Walters PLC	175,676	1,366,748
*	Rockhopper Exploration PLC	104,390	11,197
*	Rolls-Royce Holdings PLC	7,297,319	7,480,922
	Rotork PLC	5,302,823	19,347,489
	Royal Mail PLC	3,358,126	14,393,927
	RPS Group PLC	1,201,992	1,539,010
	RWS Holdings PLC	190,746	1,044,668
	S&U PLC	4,796	142,763
*	S4 Capital PLC	185,339	701,017
Ω	Sabre Insurance Group PLC	95,789	250,959
*	Saga PLC	603,407	1,676,882
	Sage Group PLC	1,074,828	9,863,255
*	Savannah Energy PLC	476,018	211,543
	Savills PLC	985,016	13,251,030
	Schroders PLC	165,756	5,851,225
	Schroders PLC	56,921	1,675,152
	ScS Group PLC	16,720	36,875
*	Senior PLC	2,005,831	3,227,530
	Serco Group PLC	2,712,111	5,128,825
	Serica Energy PLC	236,614	1,039,513
	Severfield PLC	678,438	571,718
	Severn Trent PLC	464,132	18,241,102
	Shell PLC	1,121,562	30,109,332
	Shell PLC, Sponsored ADR	3,185,978	170,226,805
*	SIG PLC	2,819,675	1,457,735
	Sirius Real Estate Ltd.	2,062,889	3,135,624
	Smart Metering Systems PLC	89,651	927,292
#	Smith & Nephew PLC, Sponsored ADR	40,312	1,306,093
	Smith & Nephew PLC	428,730	6,949,095
	Smiths Group PLC	638,505	11,684,189
#	Smiths News PLC	236,049	101,789
	Softcat PLC	548,053	9,679,323
*	SolGold PLC	560,933	201,601
	Spectris PLC	279,357	10,217,175
	Speedy Hire PLC	2,121,246	1,376,521
	Spirax-Sarco Engineering PLC	120,164	18,132,181
*Ω	Spire Healthcare Group PLC	2,038,281	5,502,157
	Spirent Communications PLC	2,116,238	6,118,854

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
*	Sportech PLC	87,274	$39,386
	SSE PLC	1,934,349	44,926,852
*	SSP Group PLC	2,239,645	6,610,592
	St. James’s Place PLC	1,304,778	20,967,239
*	Staffline Group PLC	61,657	43,179
*	Stagecoach Group PLC	2,562,837	3,375,951
	Standard Chartered PLC	3,766,300	25,747,637
	SThree PLC	437,086	2,014,925
	Strix Group PLC	49,531	131,191
#	Studio Retail Group PLC	86,255	124,731
	STV Group PLC	65,403	266,777
#*	Superdry PLC	257,299	489,994
	Synthomer PLC	1,982,252	7,542,388
	Tate & Lyle PLC	2,976,481	28,930,212
	Taylor Wimpey PLC	8,915,504	14,021,913
	TBC Bank Group PLC	24,194	381,507
	TClarke PLC	71,798	132,937
*	Ted Baker PLC	353,239	651,803
	Telecom Plus PLC	313,630	6,469,926
	Tesco PLC	8,020,156	27,247,019
Ω	TI Fluid Systems PLC	252,831	513,803
	Topps Tiles PLC	1,020,971	714,999
	TP ICAP Group PLC	7,285,544	12,050,372
	Travis Perkins PLC	1,300,928	19,842,306
	Treatt PLC	18,609	244,933
*	Tremor International Ltd.	4,362	26,171
*	Tremor International Ltd., ADR	19,617	228,538
	Trifast PLC	104,472	140,561
	TT Electronics PLC	574,471	1,305,594
#*	TUI AG	760,816	2,169,087
*	Tullow Oil PLC	4,096,479	2,852,463
	Tyman PLC	264,999	910,217
	Ultra Electronics Holdings PLC	485,828	19,786,867
	Unilever PLC, Sponsored ADR	972,608	44,992,846
	Unilever PLC	1,049,964	48,752,364
	United Utilities Group PLC	1,196,064	17,187,925
*	Versarien PLC	28,257	5,327
	Vertu Motors PLC	591,892	384,047
	Vesuvius PLC	1,014,032	4,122,588
	Victrex PLC	325,736	7,427,860
	Virgin Money UK PLC	4,820,096	10,457,649
	Vistry Group PLC	1,260,213	13,147,900
	Vitec Group PLC	72,684	1,129,472
Ω	Vivo Energy PLC	444,048	802,849
	Vodafone Group PLC	49,455,687	74,873,880
	Vodafone Group PLC, Sponsored ADR	380,753	5,783,634
	Volex PLC	116,335	376,898
	Volution Group PLC	294,764	1,501,416
	Vp PLC	17,118	208,006
*Ω	Watches of Switzerland Group PLC	444,499	5,620,039
	Watkin Jones PLC	384,612	1,195,229
	Weir Group PLC	186,619	3,587,653
*	WH Smith PLC	428,358	7,706,705
*	Whitbread PLC	307,776	10,743,487
	Wickes Group PLC	1,884,611	4,492,837
	Wilmington PLC	150,471	484,890
	Wincanton PLC	471,527	2,411,547
#*Ω	Wizz Air Holdings PLC	2,007	78,509
#	WPP PLC, Sponsored ADR	115,370	7,141,403

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UNITED KINGDOM — (Continued)
WPP PLC	1,461,976	$18,223,331
* Xaar PLC	201,440	628,779
XP Power Ltd.	23,267	931,461
XPS Pensions Group PLC	7,023	12,180
Young & Co’s Brewery PLC, Class A	19,287	335,002
Zotefoams PLC	10,156	43,139

TOTAL UNITED KINGDOM		3,943,561,288

UNITED STATES — (0.0%)
Arko Corp.	84,903	787,047
* Block, Inc.	5,953	559,417
Clean Seas Seafood Ltd.	6,579	2,812
Jackson Financial, Inc., Class A	22,533	953,371

TOTAL UNITED STATES		2,302,647

TOTAL COMMON STOCKS		30,497,546,484

PREFERRED STOCKS — (0.5%)
AUSTRALIA — (0.0%)
Catapult Group International Ltd.	21,694	18,393

GERMANY — (0.5%)
Bayerische Motoren Werke AG	140,602	10,357,946
Draegerwerk AG & Co. KGaA	53,945	2,669,733
Fuchs Petrolub SE	243,268	7,672,974
Henkel AG & Co. KGaA	139,505	8,957,798
Jungheinrich AG	343,204	8,394,093
Porsche Automobil Holding SE	252,720	20,844,319
Sartorius AG	40,319	15,116,783
Schaeffler AG	399,694	2,146,474
Sixt SE	90,052	6,508,564
STO SE & Co. KGaA	8,911	1,869,662
Villeroy & Boch AGSeries A	61,622	1,357,030
Volkswagen AG	410,212	63,528,061

TOTAL GERMANY		149,423,437

TOTAL PREFERRED STOCKS		149,441,830

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* BSA Ltd. Rights 05/04/2022	8,911	0
* Decmil Group Ltd. Warrants 09/15/22	5,654	0
#* Magellan Financial Group Ltd. Warrants 04/16/2027	37,449	41,410

TOTAL AUSTRALIA		41,410

AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights Exp 07/26/21	202,486	0
* Immofinanz AG Rights 03/03/2023	223,231	0

CANADA — (0.0%)
#* Cenovus Energy, Inc. Warrants 01/01/26	16,196	214,955
* Pan American Silver Corp. Rights 02/22/29	93,000	76,260

TOTAL CANADA		291,215

HONG KONG — (0.0%)
* APAC Resources Ltd. Warrants 10/06/22	54,339	540

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	66,474	$0

SINGAPORE — (0.0%)
#* Ezion Holdings Ltd. Warrants 04/16/23	2,760,613	0

SWITZERLAND — (0.0%)
* Mobimo Holding AG Rights 05/03/2022	40,658	141,692

TOTAL RIGHTS/WARRANTS		474,857

TOTAL INVESTMENT SECURITIES (Cost $ 26,022,132,065)		30,647,463,171

SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	205,438,975	2,376,312,624

TOTAL INVESTMENTS — (100.0%) (Cost $ 28,398,236,020)		$33,023,775,795

As of April 30, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,437	06/17/22	$305,066,374	$296,560,875	$(8,505,499)

Total Futures Contracts			$305,066,374	$296,560,875	$(8,505,499)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,004,572	$2,125,729,579	—	$2,223,734,151
Austria	60,039	157,163,806	—	157,223,845
Belgium	10,940,816	364,519,009	—	375,459,825
Canada	3,724,787,368	9,896,633	—	3,734,684,001
China	9,916,322	16,810,371	—	26,726,693
Denmark	67,862,262	621,208,966	—	689,071,228
Finland	12,631,485	466,699,569	—	479,331,054
France	27,711,895	2,367,315,915	$23,852	2,395,051,662
Germany	43,562,478	1,980,501,715	—	2,024,064,193
Hong Kong	272,306	720,182,741	543,603	720,998,650
Ireland	40,573,062	165,152,213	—	205,725,275
Israel	39,621,237	315,683,835	—	355,305,072
Italy	12,465,214	754,606,930	—	767,072,144
Japan	130,224,562	6,392,862,508	—	6,523,087,070
Netherlands	176,478,817	842,682,980	—	1,019,161,797
New Zealand	243,508	132,443,661	—	132,687,169
Norway	20,492,774	293,076,423	—	313,569,197
Portugal	335,037	83,049,779	—	83,384,816
Singapore	6,017,571	278,433,958	236,304	284,687,833
Spain	6,649,588	690,189,340	—	696,838,928
Sweden	4,412,029	968,274,813	—	972,686,842

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Switzerland	$135,983,454	$2,235,147,650	—		$2,371,131,104
United Kingdom	778,562,593	3,164,998,558	$137		3,943,561,288
United States	1,740,418	562,229	—		2,302,647
Preferred Stocks
Australia	—	18,393	—		18,393
Germany	—	149,423,437	—		149,423,437
Rights/Warrants
Australia	—	41,410	—		41,410
Canada.	—	291,215	—		291,215
Hong Kong	—	540	—		540
Switzerland	—	141,692	—		141,692
Securities Lending Collateral	—	2,376,312,624	—		2,376,312,624
Futures Contracts**	(8,505,499)	—	—		(8,505,499)

TOTAL	$5,341,043,908	$27,673,422,492	$803,896	^	$33,015,270,296

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.5%)
AUSTRALIA — (19.9%)
	360 Capital Group Ltd.	140,572	$101,438
	Abacus Property Group	6,048,366	13,880,954
	Arena REIT	4,420,141	14,958,716
	Aspen Group Ltd.	1,307,817	1,572,411
#	Australian Unity Office Fund	317,893	541,304
	BWP Trust	5,381,300	15,641,182
	Carindale Property Trust	259,869	872,361
	Centuria Capital Group	1,905,342	3,700,901
	Centuria Industrial REIT	6,369,403	17,750,369
	Centuria Office REIT	6,100,016	9,404,459
	Charter Hall Group	5,288,420	56,836,802
#	Charter Hall Long Wale REIT	7,126,458	26,746,010
	Charter Hall Retail REIT	6,130,608	19,150,535
	Charter Hall Social Infrastructure REIT	4,897,874	13,865,063
	Cromwell Property Group	16,284,333	9,773,237
	Dexus	12,004,936	93,861,414
	Dexus Convenience Retail REIT	527,959	1,295,203
#	Dexus Industria REIT	2,851,349	6,821,524
	Garda Property Group	280,209	336,964
	GDI Property Group Partnership	6,115,983	4,864,187
	Goodman Group	19,581,099	325,905,626
	GPT Group	21,196,642	75,351,606
††^	GPT Group	38,018,670	126,252
	Growthpoint Properties Australia Ltd.	3,488,525	10,730,116
	HomeCo Daily Needs REIT	7,942,075	7,980,659
	Hotel Property Investments	2,266,400	6,484,813
	Ingenia Communities Group	5,913,270	19,467,100
	Irongate Group	2,884,555	3,900,545
	Mirvac Group	44,106,555	74,544,057
	National Storage REIT	13,899,361	25,175,190
	Scentre Group	58,796,066	122,502,232
	Shopping Centres Australasia Property Group	12,751,546	27,291,417
	Stockland	27,192,183	78,705,797
	Vicinity Centres	43,940,343	57,333,981
	Waypoint REIT Ltd.	8,277,616	15,603,983

TOTAL AUSTRALIA			1,163,078,408

BELGIUM — (3.8%)
	Aedifica SA	402,630	47,724,888
	Ascencio	24,642	1,342,101
	Befimmo SA	338,421	16,893,072
	Care Property Invest NV	220,245	5,601,742
#	Cofinimmo SA	336,838	45,232,345
	Home Invest Belgium SA	5,586	717,065
	Intervest Offices & Warehouses NV	324,861	9,657,096
	Montea NV	123,387	14,731,816
	Nextensa SA	32,442	2,434,157
#	Retail Estates NV	126,916	9,666,833
	Warehouses De Pauw CVA	1,571,756	60,465,725
	Wereldhave Belgium Comm VA	44,403	2,558,531
	Xior Student Housing NV	134,298	7,173,693

TOTAL BELGIUM			224,199,064

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (5.7%)
#	Allied Properties Real Estate Investment Trust	706,144	$22,938,068
#	Artis Real Estate Investment Trust	901,490	9,199,808
	Automotive Properties Real Estate Investment Trust	250,706	2,650,206
#	Boardwalk Real Estate Investment Trust	261,662	11,481,639
	BSR Real Estate Investment Trust	140,741	2,738,820
#	BTB Real Estate Investment Trust	524,218	1,697,542
#	Canadian Apartment Properties REIT	959,302	37,576,053
#	Choice Properties Real Estate Investment Trust	1,788,761	21,136,806
#	Crombie Real Estate Investment Trust	509,502	6,944,600
#	CT Real Estate Investment Trust	558,709	7,719,678
#	Dream Industrial Real Estate Investment Trust	1,355,136	15,780,823
#	Dream Office Real Estate Investment Trust	372,407	7,537,136
	European Residential Real Estate Investment Trust	148,225	565,370
#	First Capital Real Estate Investment Trust	1,225,321	16,329,347
#	Granite Real Estate Investment Trust	370,819	27,462,515
#	H&R Real Estate Investment Trust	1,513,206	15,053,731
	Inovalis Real Estate Investment Trust	272,024	1,751,168
	InterRent Real Estate Investment Trust	755,844	8,301,840
	Killam Apartment Real Estate Investment Trust	653,251	10,276,887
#Ω	Minto Apartment Real Estate Investment Trust	186,298	2,851,063
	Morguard North American Residential Real Estate Investment Trust	274,255	3,938,820
#	Morguard Real Estate Investment Trust	393,815	1,716,704
	Nexus Industrial REIT	31,078	309,897
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,279,948	13,201,503
#	Plaza Retail REIT	571,354	2,130,374
#	Primaris REIT	377,052	4,056,243
#	PRO Real Estate Investment Trust	328,928	1,815,358
#	RioCan Real Estate Investment Trust	1,732,355	32,364,084
#	Slate Grocery REIT, Class U	298,901	3,676,204
#	Slate Office REIT	460,146	1,801,685
#	SmartCentres Real Estate Investment Trust	836,743	20,380,406
#	Summit Industrial Income REIT	999,934	15,832,061
#	True North Commercial Real Estate Investment Trust	579,562	3,067,778

TOTAL CANADA			334,284,217

CHINA — (0.2%)
	China Merchants Commercial Real Estate Investment Trust	237,000	78,729
*††^	RREEF China Commercial Trust	1,392,000	0
	Spring Real Estate Investment Trust	5,905,000	2,024,280
	Yuexiu Real Estate Investment Trust	25,495,250	10,183,440

TOTAL CHINA			12,286,449

FRANCE — (3.5%)
*	Acanthe Developpement SA	216,361	113,988
#	Altarea SCA	43,101	6,596,916
	ARGAN SA	58,366	6,865,141
	Carmila SA	440,425	6,850,849
#	Covivio	566,044	40,312,311
	Covivio Hotels SACA	1,523	25,627
	Gecina SA	505,513	56,945,096
#	ICADE	354,305	21,154,077
#	Klepierre SA	2,241,804	53,659,032
	Mercialys SA	900,971	8,700,535
	Societe de la Tour Eiffel	49,909	1,375,557
	Vitura SA	18,365	635,608

TOTAL FRANCE			203,234,737

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (0.2%)
	Hamborner REIT AG	1,202,253	$11,220,959

HONG KONG — (4.2%)
	Champion REIT	23,497,012	10,289,960
	Fortune Real Estate Investment Trust	17,086,000	14,928,411
	Link REIT	23,641,227	204,207,776
	Prosperity REIT	17,100,000	5,863,169
	Regal Real Estate Investment Trust	9,717,000	1,798,330
	Sunlight Real Estate Investment Trust	13,403,000	6,548,148

TOTAL HONG KONG			243,635,794

IRELAND — (0.4%)
	Hibernia REIT PLC	7,947,920	13,634,422
	Irish Residential Properties REIT PLC	5,389,250	8,279,282

TOTAL IRELAND			21,913,704

ITALY — (0.1%)
#Ω	COIMA RES SpA	144,478	1,498,246
#*	Immobiliare Grande Distribuzione SIIQ SpA	799,405	3,789,914

TOTAL ITALY			5,288,160

JAPAN — (22.1%)
	Activia Properties, Inc.	7,928	25,334,071
	Advance Residence Investment Corp.	15,077	41,286,992
	AEON REIT Investment Corp.	17,730	20,356,060
	Comforia Residential REIT, Inc.	7,542	18,793,327
	CRE Logistics REIT, Inc.	6,185	9,458,457
	Daiwa House REIT Investment Corp.	25,191	61,314,933
	Daiwa Office Investment Corp.	3,680	20,833,434
	Daiwa Securities Living Investments Corp.	21,754	19,145,534
	ESCON Japan Reit Investment Corp.	1,431	1,472,122
#	Frontier Real Estate Investment Corp.	5,583	21,631,578
	Fukuoka REIT Corp.	7,269	9,091,063
	Global One Real Estate Investment Corp.	10,914	9,355,426
	GLP J-Reit	48,304	65,180,189
	Hankyu Hanshin REIT, Inc.	7,145	8,119,686
	Health Care & Medical Investment Corp.	3,890	4,720,456
	Heiwa Real Estate REIT, Inc.	10,308	11,807,956
#	Hoshino Resorts REIT, Inc.	2,615	13,489,853
	Hulic Reit, Inc.	14,818	18,407,451
	Ichigo Hotel REIT Investment Corp.	2,838	1,967,944
#	Ichigo Office REIT Investment Corp.	13,691	8,788,439
	Industrial & Infrastructure Fund Investment Corp.	21,470	30,806,973
	Invincible Investment Corp.	70,873	23,110,044
	Itochu Advance Logistics Investment Corp.	5,226	6,455,841
	Japan Excellent, Inc.	14,321	14,051,526
	Japan Hotel REIT Investment Corp.	51,717	26,266,360
#	Japan Logistics Fund, Inc.	9,493	23,167,715
	Japan Metropolitan Fund Invest	78,657	62,518,828
	Japan Prime Realty Investment Corp.	9,547	28,963,282
	Japan Real Estate Investment Corp.	14,810	71,678,272
#	Kenedix Office Investment Corp.	4,978	26,018,542
	Kenedix Residential Next Investment Corp.	11,329	18,224,313
	Kenedix Retail REIT Corp.	6,785	14,284,042
	LaSalle Logiport REIT	19,714	26,671,112
	Marimo Regional Revitalization REIT, Inc.	1,995	2,058,401
#	Mirai Corp.	20,188	7,841,700
	Mitsubishi Estate Logistics REIT Investment Corp.	3,613	12,962,439

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui Fudosan Logistics Park, Inc.	6,150	$26,367,646
	Mori Hills REIT Investment Corp.	17,619	19,982,377
	Mori Trust Hotel Reit, Inc.	3,913	3,882,565
	Mori Trust Sogo Reit, Inc.	11,469	12,488,227
	Nippon Accommodations Fund, Inc.	5,242	25,818,966
	Nippon Building Fund, Inc.	17,157	89,067,195
	Nippon Prologis REIT, Inc.	25,193	69,728,373
	NIPPON REIT Investment Corp.	5,321	15,252,084
#	Nomura Real Estate Master Fund, Inc.	49,331	61,936,993
#	NTT UD REIT Investment Corp.	15,214	17,573,564
	One REIT, Inc.	2,774	5,888,577
	Ooedo Onsen Reit Investment Corp.	2,934	1,530,397
	Orix JREIT, Inc.	29,832	40,324,532
	Samty Residential Investment Corp.	4,001	4,043,264
	Sankei Real Estate, Inc.	2,761	2,104,639
#	Sekisui House Reit, Inc.	47,430	27,753,497
	SOSiLA Logistics REIT, Inc.	4,989	6,064,348
	Star Asia Investment Corp.	18,058	8,240,411
#	Starts Proceed Investment Corp.	3,586	6,424,310
	Takara Leben Real Estate Investment Corp.	6,655	6,202,496
	Tokyu REIT, Inc.	9,725	13,632,925
#	Tosei Reit Investment Corp.	3,868	3,919,920
	United Urban Investment Corp.	33,657	36,825,319
	XYMAX REIT Investment Corp.	2,627	2,485,962

TOTAL JAPAN			1,293,172,948

MALAYSIA — (0.4%)
	Al-’Aqar Healthcare REIT	191,600	52,195
	AmanahRaya Real Estate Investment Trust	294,900	45,969
	AmFIRST Real Estate Investment Trust	1,788,940	164,820
#	Axis Real Estate Investment Trust	9,730,398	4,271,387
	Capitaland Malaysia Mall Trust	13,083,103	1,786,800
#	IGB Real Estate Investment Trust	15,735,100	5,887,150
#	KLCCP Stapled Group	2,970,900	4,539,553
	Pavilion Real Estate Investment Trust	2,760,800	836,122
	Sentral REIT	2,861,900	629,220
	Sunway Real Estate Investment Trust	17,025,400	5,698,498
#	YTL Hospitality REIT	6,517,200	1,414,230

TOTAL MALAYSIA			25,325,944

MEXICO — (1.5%)
#*	Asesor de Activos Prisma SAPI de CV	9,580,308	1,600,904
#	Concentradora Fibra Danhos SA de CV	3,334,368	3,743,433
#*Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,135,625	1,797,613
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	416,801
	Fibra Uno Administracion SA de CV	34,097,698	37,261,591
Ω	Macquarie Mexico Real Estate Management SA de CV	13,643,921	15,043,649
#	PLA Administradora Industrial S de RL de CV	10,467,357	13,916,125
#	Prologis Property Mexico SA de CV	4,676,654	12,558,775

TOTAL MEXICO			86,338,891

NETHERLANDS — (2.4%)
#*	Eurocommercial Properties NV	642,943	15,556,630
	NSI NV	255,912	10,010,444
#*	Unibail-Rodamco-Westfield	6,567,037	23,264,579
*	Unibail-Rodamco-Westfield	1,117,588	78,873,677
	Vastned Retail NV	207,568	5,275,635

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	Wereldhave NV	467,133	$7,619,018

TOTAL NETHERLANDS			140,599,983

NEW ZEALAND — (1.2%)
	Argosy Property Ltd.	10,270,354	8,604,729
	Goodman Property Trust	12,593,668	18,332,431
	Kiwi Property Group Ltd.	18,231,547	12,434,882
	Precinct Properties New Zealand Ltd.	13,363,566	13,059,506
#	Property for Industry Ltd.	3,056,648	5,285,023
#	Stride Property Group	4,173,692	5,326,225
#	Vital Healthcare Property Trust	5,010,818	10,093,149

TOTAL NEW ZEALAND			73,135,945

SINGAPORE — (9.9%)
	AIMS APAC REIT	7,547,354	7,717,713
	ARA U.S. Hospitality Trust	143,100	72,692
#	Ascendas Real Estate Investment Trust	37,326,780	76,799,077
	Ascott Residence Trust	21,440,221	17,812,166
	CapitaLand China Trust	13,431,600	11,285,594
	CapitaLand Integrated Commercial Trust	56,051,711	93,919,760
	CDL Hospitality Trusts	11,643,480	11,190,488
#	EC World Real Estate Investment Trust	2,427,600	1,127,079
	Elite Commercial	430	357
#	ESR-REIT	66,039,742	18,521,499
	Far East Hospitality Trust	10,006,121	4,820,136
#	First Real Estate Investment Trust	16,846,003	3,807,663
	Frasers Centrepoint Trust	11,344,258	19,977,706
#	Frasers Hospitality Trust	4,907,300	2,278,886
	Frasers Logistics & Commercial Trust	30,135,033	31,381,400
#	IREIT Global	2,075,981	958,964
	Keppel DC REIT	14,828,083	22,105,536
	Keppel Pacific Oak U.S. REIT	7,467,500	5,407,978
	Keppel REIT	20,235,826	17,728,322
#	Lendlease Global Commercial	6,671,199	3,810,627
#	Lippo Malls Indonesia Retail Trust	59,204,079	2,550,791
#	Manulife U.S. Real Estate Investment Trust	16,425,886	10,233,425
	Mapletree Commercial Trust	23,930,406	32,184,514
	Mapletree Industrial Trust	21,943,390	41,233,406
	Mapletree Logistics Trust	37,016,047	47,540,494
	Mapletree North Asia Commercial Trust	27,104,500	23,409,413
	OUE Commercial Real Estate Investment Trust	14,877,855	4,446,843
	Parkway Life Real Estate Investment Trust	4,405,900	15,352,166
	Prime U.S. REIT	2,298,100	1,693,084
	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	10,393,784	3,404,888
	Sasseur Real Estate Investment Trust	2,800,400	1,686,135
	SPH REIT	8,475,700	5,975,493
	Starhill Global REIT	22,071,200	9,449,305
	Suntec Real Estate Investment Trust	22,025,700	29,097,432

TOTAL SINGAPORE			578,981,032

SOUTH AFRICA — (1.8%)
#*	Attacq Ltd.	4,606,712	1,973,963
#	Equites Property Fund Ltd.	5,618,510	7,543,204
	Fairvest Ltd. B REIT, Class B	4,926,820	1,067,798
	Growthpoint Properties Ltd.	39,877,939	35,654,107
#	Hyprop Investments Ltd.	4,366,927	9,927,327
	Investec Property Fund Ltd.	4,489,244	3,496,840
	Octodec Investments Ltd.	456,880	228,075

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Redefine Properties Ltd.	68,577,866	$18,961,119
#	Resilient REIT Ltd.	4,304,016	15,789,188
#	SA Corporate Real Estate Ltd.	29,866,174	4,220,924
	Vukile Property Fund Ltd.	9,942,791	8,421,251

TOTAL SOUTH AFRICA			107,283,796

SOUTH KOREA — (0.2%)
	E KOCREF CR-REIT Co. Ltd.	285,562	1,542,078
	IGIS Value Plus REIT Co. Ltd.	195,352	966,756
	JR Global Reit	1,133,971	5,304,041
	Koramco Energy Plus Reit	396,399	2,278,286
	Shinhan Alpha REIT Co. Ltd.	360,343	2,288,952

TOTAL SOUTH KOREA			12,380,113

SPAIN — (1.4%)
	Inmobiliaria Colonial Socimi SA	3,480,242	28,939,540
	Lar Espana Real Estate Socimi SA	970,373	5,085,718
	Merlin Properties Socimi SA	4,203,370	45,663,966

TOTAL SPAIN			79,689,224

TAIWAN — (0.3%)
	Cathay No 1 REIT	10,826,000	7,084,276
	Cathay No 2 REIT	4,104,000	2,770,034
	Fubon No 1 REIT	1,299,000	798,202
	Fubon No 2 REIT	4,032,000	2,215,702
	Shin Kong No.1 REIT	4,824,000	3,201,836

TOTAL TAIWAN			16,070,050

TURKEY — (0.3%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	4,644,280	918,311
*	AKIS Gayrimenkul Yatirimi AS	4,858,927	766,309
	Alarko Gayrimenkul Yatirim Ortakligi AS	488,389	1,216,792
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,691,253	3,160,612
	Halk Gayrimenkul Yatirim Ortakligi AS	1,859,894	257,173
*	Is Gayrimenkul Yatirim Ortakligi AS	7,449,273	6,284,543
*	Nurol Gayrimenkul Yatirim Ortakligi AS	339,953	130,277
*	Ozak Gayrimenkul Yatirim Ortakligi	3,008,036	1,006,283
	Panora Gayrimenkul Yatirim Ortakligi	791,103	667,196
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,677,304	834,118
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	9,688,629	1,422,914
	Yeni Gimat Gayrimenkul Ortakligi AS	331,847	499,885

TOTAL TURKEY			17,164,413

UNITED KINGDOM — (15.0%)
	Assura PLC	31,006,063	25,581,348
	Big Yellow Group PLC	2,149,302	38,842,119
	British Land Co. PLC	10,163,606	65,468,008
	Capital & Counties Properties PLC	7,616,661	15,737,284
*	Capital & Regional PLC	5,467	3,881
#	Civitas Social Housing PLC	5,046,463	5,448,278
	CLS Holdings PLC	170,991	436,994
	Custodian REIT PLC	2,378,175	3,006,576
	Derwent London PLC	1,170,093	44,395,576
	Ediston Property Investment Co. PLC	749,401	725,261
	Empiric Student Property PLC	5,898,006	6,762,719
	Great Portland Estates PLC	2,689,195	22,841,792

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Hammerson PLC	59,551,041	$21,499,808
	Impact Healthcare REIT PLC	1,112,585	1,738,322
*††^	Intu Properties PLC	13,154,625	0
	Land Securities Group PLC	8,241,026	77,289,031
	LondonMetric Property PLC	11,872,399	40,127,174
	LXI REIT PLC	5,136,341	9,534,292
	McKay Securities PLC	522,202	1,829,833
	NewRiver REIT PLC	4,108,454	4,531,120
	Primary Health Properties PLC	15,702,747	28,477,070
	PRS REIT PLC	438,847	596,530
Ω	Regional REIT Ltd.	4,128,598	4,409,988
	Safestore Holdings PLC	2,696,795	42,425,340
	Schroder Real Estate Investment Trust Ltd.	4,753,829	3,403,735
	Secure Income REIT PLC	1,583,952	8,585,828
	Segro PLC	14,167,739	237,197,741
	Shaftesbury PLC	2,255,414	16,889,746
#	Standard Life Investment Property Income Trust Ltd.	3,745,020	3,863,936
	Target Healthcare REIT PLC	3,418,194	4,770,845
	Tritax Big Box REIT PLC	22,688,632	69,260,867
	UNITE Group PLC	3,953,553	55,983,148
	Workspace Group PLC	1,748,496	14,632,330

TOTAL UNITED KINGDOM			876,296,520

TOTAL COMMON STOCKS			5,525,580,351

RIGHTS/WARRANTS — (0.0%)
NEW ZEALAND — (0.0%)
*	Vital Healthcare Property Trust Rights 05/12/2022	540,699	0

TOTAL INVESTMENT SECURITIES (Cost $5,217,110,749)			5,525,580,351

			Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	27,835,352	321,971,513

TOTAL INVESTMENTS — (100.0%) (Cost $5,539,093,551)			$5,847,551,864

As of April 30, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	220	06/17/22	$48,627,313	$45,402,500	$(3,224,813)

Total Futures Contracts			$48,627,313	$45,402,500	$(3,224,813)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$541,304	$1,162,410,852	$126,252		$1,163,078,408
Belgium	—	224,199,064	—		224,199,064
Canada	334,284,217	—	—		334,284,217
China	—	12,286,449	—		12,286,449
France	—	203,234,737	—		203,234,737
Germany	—	11,220,959	—		11,220,959
Hong Kong	—	243,635,794	—		243,635,794
Ireland	—	21,913,704	—		21,913,704
Italy	—	5,288,160	—		5,288,160
Japan	—	1,293,172,948	—		1,293,172,948
Malaysia	—	25,325,944	—		25,325,944
Mexico	86,338,891	—	—		86,338,891
Netherlands	—	140,599,983	—		140,599,983
New Zealand	—	73,135,945	—		73,135,945
Singapore	—	578,981,032	—		578,981,032
South Africa	—	107,283,796	—		107,283,796
South Korea	—	12,380,113	—		12,380,113
Spain	—	79,689,224	—		79,689,224
Taiwan	—	16,070,050	—		16,070,050
Turkey	—	17,164,413	—		17,164,413
United Kingdom	—	876,296,520	—		876,296,520
Securities Lending Collateral	—	321,971,513	—		321,971,513
Futures Contracts**	(3,224,813)	—	—		(3,224,813)

TOTAL	$417,939,599	$5,426,261,200	$126,252	^	$5,844,327,051

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (59.4%)
UNITED STATES — (59.4%)
	Acadia Realty Trust	400,826	$8,385,280
	Agree Realty Corp.	291,337	19,787,609
	Alexander’s, Inc.	10,359	2,570,793
	Alexandria Real Estate Equities, Inc.	636,760	115,992,202
	Alpine Income Property Trust, Inc.	2,374	44,394
	American Assets Trust, Inc.	233,497	8,545,990
	American Campus Communities, Inc.	593,164	38,359,916
	American Homes 4 Rent, Class A	1,300,054	51,495,155
	American Tower Corp.	1,930,005	465,169,805
	Americold Realty Trust	320,886	8,464,973
	Apartment Income REIT Corp.	668,532	32,871,721
*	Apartment Investment & Management Co., Class A	669,779	4,219,608
	Apple Hospitality REIT, Inc.	997,783	17,650,781
	AvalonBay Communities, Inc.	595,358	135,432,038
	Bluerock Residential Growth REIT, Inc.	117,283	3,120,901
#	Boston Properties, Inc.	631,669	74,284,274
#	Braemar Hotels & Resorts, Inc.	166,427	1,008,548
	Brandywine Realty Trust	780,597	9,109,567
	Brixmor Property Group, Inc.	1,267,435	32,167,500
	BRT Apartments Corp.	20,441	447,453
	Camden Property Trust	432,559	67,864,182
	CareTrust REIT, Inc.	440,507	7,140,618
	Cedar Realty Trust, Inc.	44,088	1,251,216
	Centerspace	61,170	5,643,544
*	Chatham Lodging Trust	218,251	3,134,084
	City Office REIT, Inc.	196,886	2,921,788
	Clipper Realty, Inc.	10,890	97,248
	Community Healthcare Trust, Inc.	97,118	3,575,885
	Corporate Office Properties Trust	516,520	13,785,919
#	Cousins Properties, Inc.	631,224	22,660,943
	Creative Media & Community Trust Corp.	2,013	14,232
	Crown Castle International Corp.	1,842,366	341,224,607
#	CTO Realty Growth, Inc.	23,200	1,479,464
	CubeSmart	880,437	41,829,562
*	DiamondRock Hospitality Co.	954,819	10,140,178
	Digital Realty Trust, Inc.	1,175,092	171,704,414
	Diversified Healthcare Trust	1,078,686	2,427,044
	Douglas Emmett, Inc.	749,984	22,094,529
	Duke Realty Corp.	1,606,695	87,966,551
	Easterly Government Properties, Inc.	381,061	7,259,212
	EastGroup Properties, Inc.	172,932	32,424,750
	Empire State Realty Trust, Inc., Class A	662,688	5,725,624
#	EPR Properties	344,165	18,075,546
	Equinix, Inc.	385,201	276,990,335
*	Equity Commonwealth	347,295	9,095,656
	Equity LifeStyle Properties, Inc.	734,982	56,799,409
	Equity Residential	1,579,900	128,761,850
»††	Esc War Ind	183,367	100,852
	Essential Properties Realty Trust, Inc.	543,106	13,034,544
	Essex Property Trust, Inc.	277,372	91,330,278
	Extra Space Storage, Inc.	565,224	107,392,560
	Federal Realty Investment Trust	306,103	35,832,417
	First Industrial Realty Trust, Inc.	559,467	32,449,086
	Four Corners Property Trust, Inc.	346,577	9,517,004
	Franklin Street Properties Corp.	470,776	2,429,204

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	Gaming & Leisure Properties, Inc.	979,486	$43,469,589
	Getty Realty Corp.	170,794	4,596,067
#	Gladstone Commercial Corp.	145,505	3,061,425
	Global Medical REIT, Inc.	201,336	2,971,719
	Global Net Lease, Inc.	451,060	6,328,376
#	Healthcare Realty Trust, Inc.	618,132	16,739,015
	Healthcare Trust of America, Inc., Class A	939,748	28,624,724
	Healthpeak Properties, Inc.	2,298,884	75,426,384
*	Hersha Hospitality Trust	167,441	1,637,573
	Highwoods Properties, Inc.	445,396	18,189,973
	Host Hotels & Resorts, Inc.	2,986,477	60,774,807
	Hudson Pacific Properties, Inc.	676,343	15,745,265
	Independence Realty Trust, Inc.	648,495	17,677,978
#	Indus Realty Trust, Inc.	7,700	550,165
	Industrial Logistics Properties Trust	295,423	4,774,038
	Invitation Homes, Inc.	2,560,205	101,947,358
#	Iron Mountain, Inc.	1,208,818	64,949,791
	JBG SMITH Properties	508,844	13,413,141
	Kilroy Realty Corp.	447,004	31,290,280
	Kimco Realty Corp.	2,552,009	64,642,396
	Kite Realty Group Trust	1,010,287	22,529,400
	Lamar Advertising Co., Class A	364,052	40,194,981
	Life Storage, Inc.	336,205	44,543,734
#	LTC Properties, Inc.	187,699	6,194,067
#	LXP Industrial Trust	1,278,384	16,043,719
#	Macerich Co.	741,410	9,304,696
	Medical Properties Trust, Inc.	2,495,489	45,892,043
	Mid-America Apartment Communities, Inc.	488,169	96,012,985
	National Health Investors, Inc.	201,403	10,378,297
	National Retail Properties, Inc.	748,456	32,812,311
	National Storage Affiliates Trust	343,556	19,445,270
	Necessity Retail REIT, Inc.	224,611	1,677,844
#	NETSTREIT Corp.	14,826	320,538
	NexPoint Residential Trust, Inc.	93,297	8,318,361
#	Office Properties Income Trust	223,214	4,825,887
#	Omega Healthcare Investors, Inc.	1,017,510	25,926,159
#	One Liberty Properties, Inc.	72,690	2,082,569
	Orion Office REIT, Inc.	227,540	3,053,587
	Outfront Media, Inc.	670,210	17,157,376
	Paramount Group, Inc.	850,936	8,092,401
	Park Hotels & Resorts, Inc.	1,015,979	20,024,948
#	Pebblebrook Hotel Trust	602,688	14,717,630
	Physicians Realty Trust	926,618	15,882,233
	Piedmont Office Realty Trust, Inc., Class A	576,916	9,288,348
	Plymouth Industrial REIT, Inc.	73,911	1,782,733
	Postal Realty Trust, Inc., Class A	1,100	18,513
#	Preferred Apartment Communities, Inc.	104,705	2,605,060
	Prologis, Inc.	3,147,758	504,554,062
	PS Business Parks, Inc.	91,005	17,036,136
	Public Storage	668,747	248,439,510
	Realty Income Corp.	2,452,274	170,089,705
	Regency Centers Corp.	682,674	46,988,424
	Retail Opportunity Investments Corp.	554,821	10,336,315
	Rexford Industrial Realty, Inc.	636,647	49,683,932
	RLJ Lodging Trust	759,682	10,650,739
	RPT Realty	364,153	4,839,593
*	Ryman Hospitality Properties, Inc.	225,230	21,054,500
	Sabra Health Care REIT, Inc.	997,518	11,651,010
	Saul Centers, Inc.	57,643	2,974,955

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	SBA Communications Corp.	465,813	$161,688,350
#*	Seritage Growth Properties, Class A	170,722	1,690,148
	Service Properties Trust	747,332	6,068,336
	Simon Property Group, Inc.	1,437,329	169,604,822
	SITE Centers Corp.	773,552	12,299,485
#	SL Green Realty Corp.	299,429	20,726,458
#	Spirit Realty Capital, Inc.	513,436	22,308,803
	STAG Industrial, Inc.	674,324	25,165,772
	STORE Capital Corp.	1,063,612	30,238,489
*	Summit Hotel Properties, Inc.	488,395	4,820,459
	Sun Communities, Inc.	485,357	85,214,128
*	Sunstone Hotel Investors, Inc.	1,001,010	12,262,372
#	Tanger Factory Outlet Centers, Inc.	469,705	7,576,342
	Terreno Realty Corp.	307,107	22,342,034
	UDR, Inc.	1,330,028	70,770,790
	UMH Properties, Inc.	171,316	4,029,352
	Uniti Group, Inc.	672,165	8,328,124
	Universal Health Realty Income Trust	59,560	2,989,316
	Urban Edge Properties	553,459	10,344,149
	Urstadt Biddle Properties, Inc.	6,002	100,534
	Urstadt Biddle Properties, Inc., Class A	129,339	2,244,032
	Ventas, Inc.	1,683,187	93,501,058
*	Veris Residential, Inc.	425,926	6,819,075
#	VICI Properties, Inc.	2,650,567	79,013,388
	Vornado Realty Trust	694,134	26,869,927
	Washington Real Estate Investment Trust	384,852	9,271,085
#	Welltower, Inc.	1,874,206	170,196,647
	Whitestone REIT	191,976	2,332,508
	WP Carey, Inc.	778,943	62,915,226
*	Xenia Hotels & Resorts, Inc.	518,515	10,002,154

TOTAL UNITED STATES			5,959,270,841

AFFILIATED INVESTMENT COMPANIES — (39.8%)
UNITED STATES — (39.8%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	803,070,109	3,453,201,471

	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	11,467,258	539,649,144

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			3,992,850,615

TOTAL INVESTMENT SECURITIES (Cost $8,352,517,555)			9,952,121,456

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	7,260,936	83,987,252

TOTAL INVESTMENTS — (100.0%) (Cost $8,436,502,348)			$10,036,108,708

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,959,169,989	$100,852	—	$5,959,270,841
Affiliated Investment Companies	3,992,850,615	—	—	3,992,850,615
Securities Lending Collateral	—	83,987,252	—	83,987,252

TOTAL	$9,952,020,604	$84,088,104	—	$10,036,108,708

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (7.1%)
*	A2B Australia Ltd.	402,592	$360,008
	Accent Group Ltd.	1,348,705	1,357,851
	Acrow Formwork & Construction Services Ltd.	3,368	1,198
	Adbri Ltd.	2,221,292	4,533,302
#*	Aeris Resources Ltd.	629,336	53,359
*	Ainsworth Game Technology Ltd.	814,002	608,164
*	Alkane Resources Ltd.	19,013	13,610
#*	Alliance Aviation Services Ltd.	257,340	685,770
#*	AMA Group Ltd.	2,498,222	487,067
*	AMP Ltd.	6,836,541	5,523,413
	Ansell Ltd.	435,078	8,333,141
#	Appen Ltd.	326,508	1,491,469
#*	Aurelia Metals Ltd.	10,707,487	3,384,764
	Austal Ltd.	2,552,813	3,633,617
	Austin Engineering Ltd.	656,808	119,141
*	Australian Agricultural Co. Ltd.	1,016,685	1,233,363
	Australian Vintage Ltd.	612,478	305,637
*	Australis Oil & Gas Ltd.	970,054	40,838
	Auswide Bank Ltd.	13,483	67,394
	AVJennings Ltd.	1,267,073	468,411
	Bapcor Ltd.	2,215,851	10,503,728
	Base Resources Ltd.	682,616	151,443
*	BCI Minerals Ltd.	1,023,716	293,523
#	Beach Energy Ltd.	26,984,163	30,765,093
	Bega Cheese Ltd.	2,857,044	10,082,976
	Bell Financial Group Ltd.	49,868	43,422
	Bravura Solutions Ltd.	484,489	642,561
	Brickworks Ltd.	570,423	9,474,449
	BWX Ltd.	1,239,715	1,630,841
*	Calima Energy Ltd.	718,324	93,113
	Capral Ltd.	21,511	142,063
#*	Carnarvon Energy Ltd.	4,695,586	775,269
*††^	CDS Technologies Ltd.	15,209	0
	Cedar Woods Properties Ltd.	826,257	2,704,653
#*	Cooper Energy Ltd.	27,408,373	5,597,371
	Costa Group Holdings Ltd.	455,478	1,065,223
	CSR Ltd.	4,363,256	18,686,007
#*	Dacian Gold Ltd.	640,820	103,986
	Domain Holdings Australia Ltd.	266,899	649,987
	Downer EDI Ltd.	10,953,330	42,378,480
*	Eclipx Group Ltd.	4,964,578	9,721,523
	Elanor Investor Group	95,184	144,171
	Elders Ltd.	682,030	6,856,530
#*	Electro Optic Systems Holdings Ltd.	168,695	259,136
	Emeco Holdings Ltd.	2,111,556	1,240,815
#*	EML Payments Ltd.	823,093	891,072
	Enero Group Ltd.	15,518	38,406
	EQT Holdings Ltd.	27,132	527,621
#	Estia Health Ltd.	3,947,300	6,448,881
*	EVENT Hospitality & Entertainment Ltd.	1,252,935	12,830,729
	Finbar Group Ltd.	11,796	6,620
	Fleetwood Ltd.	1,272,940	1,661,796
#	G8 Education Ltd.	15,045,573	11,594,621
*	Gascoyne Resources Ltd.	56,047	11,031
	Genworth Mortgage Insurance Australia Ltd.	5,789,481	12,172,310

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Gold Road Resources Ltd.	285,441	$311,767
	GrainCorp Ltd., Class A.	4,737,378	34,234,020
	Grange Resources Ltd.	5,035,699	4,748,756
*	GTN Ltd.	74,832	28,141
	GUD Holdings Ltd.	73,371	659,047
	GWA Group Ltd.	1,016,860	1,624,237
	Healius Ltd.	8,792,050	27,665,362
	Horizon Oil Ltd.	118,216	10,772
#	HT&E Ltd.	4,042,721	4,837,410
#	Humm Group Ltd.	6,265,596	3,627,639
	IGO Ltd.	1,915,101	17,412,803
	Iluka Resources Ltd.	141,955	1,111,919
#	Insignia Financial Ltd.	11,105,835	26,696,642
	IVE Group Ltd.	996,209	1,386,192
	Jupiter Mines Ltd.	1,035,511	178,705
*	Karoon Energy Ltd.	3,552,951	5,102,384
*††^	Lednium Technology Pty Ltd.	438,495	0
	Link Administration Holdings Ltd.	4,113,297	14,563,509
	Lycopodium Ltd.	75,993	324,248
	MACA Ltd.	6,613,402	3,757,514
	Macmahon Holdings Ltd.	8,442,434	1,003,176
#*	Mayne Pharma Group Ltd.	556,193	111,140
#	McPherson’s Ltd.	1,984,457	1,243,275
	Medusa Mining Ltd.	390,028	231,843
#*	Metals X Ltd.	38,826	20,083
#	Michael Hill International Ltd.	416,865	334,194
*	MMA Offshore Ltd.	729,311	292,129
	Monadelphous Group Ltd.	293,842	2,188,895
	Monash IVF Group Ltd.	3,723,849	3,235,741
	Money3 Corp. Ltd.	2,571,202	4,725,036
#	Mount Gibson Iron Ltd.	11,219,715	5,505,479
#	Myer Holdings Ltd.	12,068,133	4,119,012
	MyState Ltd.	1,041,594	3,647,723
#	Navigator Global Investments Ltd.	2,766,404	3,161,615
#	New Hope Corp. Ltd.	5,036,602	12,404,137
	Nickel Mines Ltd.	427,499	391,824
	NRW Holdings Ltd.	4,171,025	5,686,669
	Nufarm Ltd.	4,301,102	19,349,367
	OM Holdings Ltd.	97,211	60,017
#	oOh!media Ltd.	4,396,058	4,812,599
	Pacific Current Group Ltd.	118,019	614,178
	Pact Group Holdings Ltd.	336,122	542,807
*	Pantoro Ltd.	85,397	16,736
	Peet Ltd.	2,903,956	2,273,712
	Pendal Group Ltd.	166,087	611,420
	Perenti Global Ltd.	11,959,067	5,942,000
#	Perpetual Ltd.	132,090	3,036,713
	Perseus Mining Ltd.	20,660,126	28,749,121
	Premier Investments Ltd.	1,055,249	18,698,980
	Propel Funeral Partners Ltd.	129,988	422,252
#	Ramelius Resources Ltd.	11,882,546	12,619,513
#	Regis Resources Ltd.	5,248,538	7,689,433
*	Reject Shop Ltd.	261,497	728,950
	Reliance Worldwide Corp. Ltd.	1,762,124	4,835,612
#*	Resolute Mining Ltd.	7,523,701	1,857,360
*	Retail Food Group Ltd.	384,326	18,140
	Ridley Corp. Ltd.	6,764,916	8,023,171
	Sandfire Resources Ltd.	6,268,863	24,846,384
#	Select Harvests Ltd.	2,522,589	11,657,271

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Servcorp Ltd.	404,613	$1,026,926
#*	Service Stream Ltd.	3,708,816	2,288,559
	SG Fleet Group Ltd.	49,174	85,065
	Shaver Shop Group Ltd.	1,100,901	890,776
	Sigma Healthcare Ltd.	9,444,339	3,330,777
#*	Silver Lake Resources Ltd.	10,950,035	14,304,217
	Sims Ltd.	2,944,653	42,576,427
	Southern Cross Electrical Engineering Ltd.	209,262	98,011
#	Southern Cross Media Group Ltd.	4,129,774	4,991,465
#*††^	Speedcast International Ltd.	59,723	0
	SRG Global Ltd.	332,652	150,432
	St Barbara Ltd.	5,628,645	5,261,460
*	Star Entertainment Grp Ltd.	13,901,329	30,703,581
	Sunland Group Ltd.	3,551,393	6,912,646
	Super Retail Group Ltd.	1,965,908	14,545,920
*	Superloop Ltd.	1,876,843	1,252,130
	Tassal Group Ltd.	5,138,520	13,624,858
	United Malt Grp Ltd.	6,317,799	18,459,736
*††^	Virgin Australia Holdings Ltd.	39,419,376	0
#	Virtus Health Ltd.	1,562,575	9,019,985
	Vita Group Ltd.	778,050	276,071
Ω	Viva Energy Group Ltd.	8,538,203	16,751,963

*	Western Areas Ltd.	5,810,477	15,705,035
	Westgold Resources Ltd.	4,700,612	5,427,457
	Whitehaven Coal Ltd.	12,373,145	42,489,936

TOTAL AUSTRALIA			837,053,174

AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	373,823	6,630,266
Ω	BAWAG Group AG	271,633	12,898,182
	EVN AG	569,541	14,498,410
	Oberbank AG	19,091	1,981,135
#	POLYTEC Holding AG	44,989	286,590
*	Porr AG	4,168	52,788
#	Raiffeisen Bank International AG	393,402	4,478,217
#	Semperit AG Holding	18,275	441,981
	Strabag SE	330,598	12,921,739
	UNIQA Insurance Group AG	968,850	7,386,567
	Vienna Insurance Group AG Wiener Versicherung Gruppe	406,221	10,076,328
	voestalpine AG	537,172	13,978,753
	Zumtobel Group AG	149,122	1,077,106

TOTAL AUSTRIA			86,708,062

BELGIUM — (1.7%)
	Ackermans & van Haaren NV	309,639	55,201,252
*	AGFA-Gevaert NV	1,125,941	4,507,571
	Banque Nationale de Belgique	825	1,474,183
	Bekaert SA	880,845	32,651,912
	Cie d’Entreprises CFE	51,813	6,769,253
	Deceuninck NV	1,458,862	4,093,528
	D’ieteren Group	32,125	5,156,469
#,#*	Euronav NV	3,565,368	41,267,298
*	Galapagos NV	140,338	8,239,690
	Gimv NV	139,464	8,002,889
*	Greenyard NV	72,342	594,338
	Immobel SA	26,029	1,877,555
#*	Ontex Group NV	683,547	4,735,874
	Recticel SA	572,870	12,517,324

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Roularta Media Group NV	10,995	$221,866
	Sipef NV	93,925	6,380,983
*	Tessenderlo Group SA	123,393	4,319,807
	Viohalco SA	35,319	156,556

TOTAL BELGIUM			198,168,348

CANADA — (12.1%)
#*	5N Plus, Inc.	76,540	116,778
#	Acadian Timber Corp.	111,877	1,639,858
*	Aclara Resources, Inc.	245,030	112,535
*	Advantage Energy Ltd.	2,098,604	17,528,526
	Aecon Group, Inc.	1,235,137	14,393,026
	AGF Management Ltd., Class B	1,270,987	6,975,019
#*	Aimia, Inc.	18,412	70,515
	AKITA Drilling Ltd., Class A	5,700	10,338
#	Alamos Gold, Inc.,Class A	7,845,271	60,943,072
#	Alaris Equity Partners Income	422,390	6,092,622
#	Algoma Central Corp.	307,731	4,134,540
	Amerigo Resources Ltd.	84,315	104,356
	Andrew Peller Ltd., Class A	36,665	192,936
#*	Argonaut Gold, Inc.	3,137,386	5,250,753
	B2Gold Corp.	1,554,051	6,604,717
#	Birchcliff Energy Ltd.	5,486,552	40,146,023
	Black Diamond Group Ltd.	1,025,016	3,486,802
*	Bonterra Energy Corp.	453,284	4,131,830
*	Calfrac Well Services Ltd.	8,902	34,925
#	Canaccord Genuity Group, Inc.	1,299,476	11,430,412
#	Canadian Western Bank	1,923,567	48,529,021
*	Canfor Corp.	642,005	12,233,902
#*	Canfor Pulp Products, Inc.	75,516	332,126
*	Capstone Copper Corp.	2,107,758	9,598,244
#*	Cardinal Energy Ltd.	851,990	4,542,973
#	Cascades, Inc.	2,600,286	25,564,638
*	Celestica, Inc.	2,365,989	26,594,320
#	Centerra Gold, Inc.	4,783,502	44,273,412
	CES Energy Solutions Corp.	1,278,309	2,617,018
	Chesswood Group Ltd.	56,300	593,393
#	Cogeco, Inc.	23,676	1,409,889
*	Conifex Timber, Inc.	21,950	30,926
#	Corus Entertainment, Inc., Class B	2,982,053	9,772,656
#	Crescent Point Energy Corp.	8,995,308	62,300,283
*	Crew Energy, Inc.	1,934,649	7,605,167
	Dexterra Group, Inc.	311,448	1,714,038
#	Doman Building Materials Group Ltd.	458,486	2,548,235
#	Dorel Industries, Inc., Class B	302,802	1,958,732
	DREAM Unlimited Corp., Class A	256,135	9,211,391
	Dundee Precious Metals, Inc.	2,783,673	16,121,533
	ECN Capital Corp.	1,267,146	5,740,700
	E-L Financial Corp. Ltd.	5,959	4,109,815
#*,*	Eldorado Gold Corp.	2,378,333	23,114,970
#	Element Fleet Management Corp.	235,458	2,102,287
#	Enerflex Ltd.	1,740,834	12,006,219
*	Ensign Energy Services, Inc.	1,872,855	5,933,538
#*	Equinox Gold Corp.	1,068,499	7,618,400
	Equitable Group, Inc.	499,463	22,413,920
	Essential Energy Services Trust	52,500	20,025
#	Exco Technologies Ltd.	342,079	2,292,687
	Firm Capital Mortgage Investment Corp.	133,118	1,380,245
#*,*	Fortuna Silver Mines, Inc.	3,330,689	11,616,860

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Freehold Royalties Ltd.	499,231	$5,821,415
*	Frontera Energy Corp.	338,056	3,639,368
#*	GoldMoney, Inc.	8,200	12,000
*	Gran Tierra Energy, Inc.	6,572,535	10,590,548
	Guardian Capital Group Ltd., Class A	73,376	1,891,161
*	Heroux-Devtek, Inc.	220,205	2,626,039
	High Liner Foods, Inc.	265,296	2,465,757
#	Home Capital Group, Inc.	1,308,749	32,641,045
#	Hudbay Minerals, Inc.	4,818,780	30,870,750
*	i-80 Gold Corp.	12,262	32,167
#*	IAMGOLD Corp.	9,834,817	27,785,578
*	Imperial Metals Corp.	3,500	10,081
#	Interfor Corp.	886,239	25,262,968
*	Kelt Exploration Ltd.	1,557,275	8,036,998
*	Knight Therapeutics, Inc.	470,964	1,954,025
#	KP Tissue, Inc.	7,820	67,995
#	Lassonde Industries, Inc., Class A	9,726	1,040,701
#	Laurentian Bank of Canada	1,153,788	35,090,100
	Leon’s Furniture Ltd.	19,394	295,896
#*††^	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	965,007	38,220,181
*	Lucara Diamond Corp.	42,000	20,270
	Magellan Aerospace Corp.	84,583	645,245
*	Mandalay Resources Corp.	8,398	23,403
#	Maple Leaf Foods, Inc.	224,649	4,947,122
#	Martinrea International, Inc.	2,408,407	14,379,389
	Medical Facilities Corp.	134,062	1,036,263
#*	MEG Energy Corp.	5,053,207	75,917,094
	Melcor Developments Ltd.	144,609	1,736,906
*††^	Mercator Minerals Ltd.	861,957	0
#	Mullen Group Ltd.	865,440	8,279,498
#	Neo Performance Materials, Inc.	33,157	333,209
*	New Gold, Inc.	721,947	1,052,387
#	NFI Group, Inc.	51,600	473,564
*	NuVista Energy Ltd.	3,036,049	25,902,072
#*	Obsidian Energy Ltd.	7,600	62,473
*	OceanaGold Corp.	12,826,249	31,949,556
#	Osisko Gold Royalties Ltd.	18,245	224,461
	Paramount Resources Ltd., Class A	919,270	22,225,914
#	Parex Resources, Inc.	1,342,697	26,171,434
	Park Lawn Corp.	5,566	147,225
#	Petrus Resources Ltd.	63,260	107,350
#	Peyto Exploration & Development Corp.	2,525,231	25,730,957
#	Pizza Pizza Royalty Corp.	460,304	4,847,945
	Polaris Infrastructure, Inc.	337,209	4,932,205
#	PrairieSky Royalty Ltd.	1,847,217	25,350,435
*	Precision Drilling Corp.	270,980	19,505,232
#	Quarterhill, Inc.	1,349,177	2,352,513
	Russel Metals, Inc.	376,059	10,023,166
#*	Sabina Gold & Silver Corp.	960,857	987,297
	Secure Energy Services, Inc.	932,354	4,782,791
*	ShawCor Ltd.	143,182	541,676
*††^	Sonde Resources Corp.	463,104	0
*††^	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	1,666,219	36,660,243
	Stella-Jones, Inc.	119,827	3,311,298
*Ω	STEP Energy Services Ltd.	86,521	270,746
	Sundial Growers, Inc.	1,724,378	809,424
	Supremex, Inc.	16,500	43,156

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Surge Energy, Inc.	347,170	$2,659,209
	Tamarack Valley Energy Ltd.	1,855,435	7,264,888
	Tidewater Midstream & Infrastructure Ltd.	1,996,890	1,958,573
	Timbercreek Financial Corp.	933,463	6,619,583
*	Torex Gold Resources, Inc.	794,273	8,890,862
*	Total Energy Services, Inc.	545,890	3,429,209
	TransAlta Corp.	3,490,550	37,441,933
#	Transcontinental, Inc., Class A	1,123,701	14,065,397
#	TransGlobe Energy Corp.	404,305	1,780,075
*	Trican Well Service Ltd.	60,000	209,240
*	Turquoise Hill Resources Ltd.	1,074,621	29,272,965
*	Uni-Select, Inc.	317,848	7,467,133
#	Vermilion Energy, Inc.	1,354,479	26,386,703
	VersaBank	37,841	383,472
	Wajax Corp.	166,016	2,507,072
#	Western Forest Products, Inc.	2,049,261	3,286,092
#	Whitecap Resources, Inc.	6,696,779	54,892,057
#*	Xebec Adsorption, Inc.	20,072	34,843
#	Yamana Gold, Inc.	13,020,138	71,853,440
#*	Yangarra Resources Ltd.	406,155	961,127

TOTAL CANADA			1,434,803,711

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	93,100	730,311
	BOE Varitronix Ltd.	298,000	337,643
	China Gold International Resources Corp. Ltd.	3,341,437	12,485,033
	Fountain SET Holdings Ltd.	9,416,000	1,677,910
	GDH Guangnan Holdings Ltd.	4,812,000	410,984
*	Goodbaby International Holdings Ltd.	12,212,000	1,534,084
*††^	Hanfeng Evergreen, Inc.	707,267	0

TOTAL CHINA			17,175,965

DENMARK — (2.7%)
#	Alm Brand AS	6,548,681	11,302,792
	BankNordik P/F	1,464	25,806
*	Columbus AS	73,110	96,158
	D/S Norden AS	425,024	15,792,033
	Dfds AS	450,095	17,430,695
*	Drilling Co. of 1972 AS	62,097	3,096,660
#	FLSmidth & Co. AS	839,621	23,015,732
	GronlandsBANKEN AS	1,526	133,022
	H Lundbeck AS	154,323	3,536,798
*	H+H International A/S, Class B	91,457	2,233,591
*	Harboes Bryggeri AS, Class B	24,521	269,521
*	Jyske Bank AS	1,221,831	67,560,072
	Matas AS	691,061	9,593,274
*	NKT AS	52,547	2,504,361
#*Ω	NNIT AS	9,126	112,578
	North Media AS	31,476	350,871
	Per Aarsleff Holding AS	505,838	19,412,421
	Ringkjoebing Landbobank AS	82,690	10,140,127
Ω	Scandinavian Tobacco Group AS, Class A	1,093,617	22,797,242
#	Schouw & Co. AS	355,669	27,191,335
	Solar AS, Class B	44,549	5,283,184
	Spar Nord Bank AS	1,937,995	24,605,881
	Sparekassen Sjaelland-Fyn AS	36,583	1,006,035
	Sydbank AS	1,542,083	53,005,794

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	UIE PLC	11,747	$3,506,386

TOTAL DENMARK			324,002,369

FINLAND — (2.1%)
	Aktia Bank Oyj	442,604	4,487,895
#	Anora Group Oyj	114,596	1,057,864
	Aspo Oyj	54,437	405,779
#	Atria Oyj	298,509	3,447,189
#	Cargotec Oyj, Class B	859,551	29,761,535
	Fiskars Oyj Abp	227,682	5,238,701
#	HKScan Oyj, Class A	508,399	739,813
	Kemira Oyj	2,685,336	35,224,015
#*	Konecranes Oyj	1,119,846	31,471,863
#	Lassila & Tikanoja Oyj	60,802	653,297
#	Metsa Board Oyj, Class B	3,895,732	41,983,529
#	Nokian Renkaat Oyj	620,540	8,332,963
	Oma Saastopankki Oyj	1,733	35,582
	Oriola Oyj, Class A	5,285	11,239
	Oriola Oyj, Class B	463,546	1,007,252
#	Outokumpu Oyj	6,182,265	30,350,324
	Pihlajalinna Oyj	14,157	169,649
	Raisio Oyj, Class V	1,291,055	3,024,593
	Rapala VMC Oyj	63,912	412,501
	Sanoma Oyj	121,520	1,535,043
	Suominen Oyj	8,980	33,448
	Taaleri Oyj	12,526	136,395
#	Teleste Oyj	52,756	256,162
Ω	Terveystalo Oyj	380,976	4,267,224
#	TietoEVRY Oyj	1,526,296	38,290,540
	YIT Oyj	734,972	2,958,341

TOTAL FINLAND			245,292,736

FRANCE — (4.1%)
	AKWEL	157,930	2,899,813
#Ω	ALD SA	257,716	3,504,418
	Altamir	343,540	9,466,176
	Assystem SA	45,186	1,926,036
	Axway Software SA	11,008	201,937
#	Bigben Interactive	40,935	614,895
#	Bonduelle SCA	289,823	4,885,729
	Burelle SA	4,376	2,466,698
#*	Casino Guichard Perrachon SA	465,993	8,164,631
*	CGG SA	1,959,271	2,254,018
*	Cie des Alpes	386,312	5,974,740
*	Coface SA	1,505,015	18,042,540
	Derichebourg SA	1,157,103	10,442,093
*	Elis SA	3,198,338	45,868,155
*	Etablissements Maurel et Prom SA	910,741	4,152,212
	Eurazeo SE	87,598	6,730,950
*Ω	Europcar Mobility Group	17	9
#	Eutelsat Communications SA	1,692,691	18,811,562
	Exel Industries, Class A	525	36,628
	Faurecia SE	27,940	607,359
	Fnac Darty SA	256,652	12,707,439
*	Gaumont SA	11,854	1,311,789
*	GL Events	186,537	3,466,863
	Groupe Crit	8,731	614,742
	Groupe SFPI	140,840	448,606

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Guerbet	8,605	$224,438
*	Haulotte Group SA	42,639	170,781
	Imerys SA	283,044	11,135,176
	IPSOS	613,303	29,525,043
	Jacquet Metals SACA	304,506	6,559,779
	Korian SA	906,306	19,033,294
	LISI	65,558	1,482,182
Ω	Maisons du Monde SA	226,185	3,857,539
	Manutan International	34,490	2,436,185
	Mersen SA	340,309	11,255,998
	Nexans SA	56,251	5,123,758
	Nexity SA	558,638	16,963,671
*	OL Groupe SA	45,894	119,527
#	Plastiques Du Val De Loire	122,314	655,162
	Quadient SA	623,289	11,656,294
#*	Rallye SA	809	2,782
*	Rexel SA	2,278,807	46,680,586
	Rothschild & Co.	396,124	15,519,708
	Samse SA	990	224,382
	Savencia SA	120,824	7,832,281
#	SCOR SE	1,620,333	45,813,000
	Seche Environnement SA	48,281	3,747,992
	SES SA	4,146,202	37,098,192
*Ω	SMCP SA	181,638	1,180,269
	Societe BIC SA	16,075	959,180
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	12,759	959,746
#	Television Francaise 1	988,777	8,374,134
#	Totalenergies EP Gabon	9,639	1,835,366
	Valeo	235,793	4,286,978
*	Vallourec SA	390,632	4,602,888
#	Vicat SA	341,443	10,267,540
	VIEL & Cie SA	25,721	156,206
	Vilmorin & Cie SA	122,332	5,812,309
*	Vranken-Pommery Monopole SA	17,911	327,294

TOTAL FRANCE			481,479,698

GERMANY — (7.0%)
	1&1 AG	591,478	12,464,369
	7C Solarparken AG	235,084	1,091,042
	Aareal Bank AG	1,191,446	40,597,048
*	ADVA Optical Networking SE	1,210,300	16,428,032
	Aurubis AG	1,012,874	115,102,377
#*	Bauer AG	342,762	3,245,569
	BayWa AG	346,514	16,524,523
	Bertrandt AG	19,502	905,996
*	Bijou Brigitte AG	36,785	859,248
	Bilfinger SE	201,079	8,092,909
#*	Borussia Dortmund GmbH & Co. KGaA	1,019,643	3,993,491
	CECONOMY AG	394,593	1,351,946
	CropEnergies AG	465,223	6,034,172
	Deutsche Beteiligungs AG	253,814	7,887,600
Ω	Deutsche Pfandbriefbank AG	2,029,534	25,542,982
	Deutz AG	2,990,101	13,252,670
	DMG Mori AG	14,126	620,289
	Draegerwerk AG & Co. KGaA	61,207	2,806,824
	Duerr AG	52,383	1,361,421
	Elmos Semiconductor SE	4,744	236,560
*	ElringKlinger AG	406,824	3,372,697
	First Sensor AG	4,465	235,309

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	FORTEC Elektronik AG	1,354	$29,678
*	Francotyp-Postalia Holding AG, Class A	2,072	6,322
*	Fraport AG Frankfurt Airport Services Worldwide	28,569	1,526,707
	Freenet AG	1,988,277	55,012,098
*	Gesco AG	111,337	2,890,027
*	Grammer AG	7,423	125,280
	GRENKE AG	38,136	1,006,032
*	H&R GmbH & Co. KGaA	231,597	1,488,115
*	Highlight Communications AG	11,679	46,190
	Hornbach Holding AG & Co. KGaA	169,550	20,295,762
	Indus Holding AG	393,199	11,185,683
Ω	Instone Real Estate Group SE	54,446	835,857
	Jenoptik AG	55,583	1,562,372
Ω	JOST Werke AG	8,694	336,278
*	K+S AG	3,675,240	123,443,902
*	Kloeckner & Co. SE	1,450,755	18,688,264
*	Koenig & Bauer AG	102,388	1,998,399
	Krones AG	129,339	9,986,728
	KSB SE & Co. KGaA	5,653	2,711,150
	KWS Saat SE & Co. KGaA	19,828	1,463,164
#	Lanxess AG	1,300,909	50,288,020
#*	Leoni AG	71,721	666,407
*	Mediclin AG	567,162	2,265,071
*	METRO AG	1,706,829	14,992,696
	MLP SE	1,313,021	9,279,938
	Mutares SE & Co. KGaA	27,949	638,769
*	Nordex SE	112,602	1,625,085
	Norma Group SE	143,254	3,534,055
	Patrizia AG	232,615	3,978,907
	PNE AG	1,074,937	13,653,958
*	Progress-Werk Oberkirch AG	5,898	194,432
	ProSiebenSat.1 Media SE	290,506	3,342,499
#*	q.beyond AG	2,072,597	3,223,867
	Rheinmetall AG	304,136	68,559,575
*	SAF-Holland SE	694,075	5,275,185
*	Salzgitter AG	593,307	24,627,891
	Softing AG	12,954	85,496
	Software AG	382,014	11,758,302
	Suedzucker AG	754,199	9,822,400
	Surteco Group SE	100,701	3,199,468
	Takkt AG	401,719	6,490,344
	Technotrans SE	1,248	30,965
	Telefonica Deutschland Holding AG	358,794	1,079,083
*	thyssenkrupp AG	2,351,944	18,037,128
	United Internet AG	249,098	8,013,693
	Vossloh AG	67,615	2,579,406
	Wacker Neuson SE	685,995	14,242,734
	Wuestenrot & Wuerttembergische AG	216,600	4,085,587

TOTAL GERMANY			822,216,043

GREECE — (0.0%)
*††^	Michaniki SA	986,718	0
††^	Tropea Holding SA	4,581	1,812

TOTAL GREECE			1,812

HONG KONG — (2.4%)
	Aeon Credit Service Asia Co. Ltd.	998,000	650,381
	Allied Group Ltd.	36,328,000	12,842,987

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Asia Financial Holdings Ltd.	3,462,106	$1,487,800
	Asia Standard Hotel Group Ltd.	5,534,077	100,656
	Asia Standard International Group Ltd.	11,459,503	1,083,111
	Associated International Hotels Ltd.	967,000	1,557,602
	Automated Systems Holdings Ltd.	558,000	72,495
	Bank of East Asia Ltd. (The)	3,777,105	5,589,048
*††^	Bel Global Resources Holdings Ltd.	16,756,000	0
	BOCOM International Holdings Co. Ltd.	3,235,000	441,029
*	Century City International Holdings Ltd.	26,919,300	1,260,374
	Chen Hsong Holdings	3,120,000	846,999
	Cheuk Nang Holdings Ltd.	5,165,016	1,611,840
	Chevalier International Holdings Ltd.	2,518,858	2,902,410
*	China Energy Development Holdings Ltd.	4,910,000	91,674
*	China Strategic Holdings Ltd.	52,910,000	225,955
	China Tonghai International Financial Ltd.	1,190,000	22,538
	Chinney Investments Ltd.	1,192,000	227,034
	Chow Sang Sang Holdings International Ltd.	3,528,000	3,906,003
	Chuang’s China Investments Ltd.	22,344,415	1,029,500
	Chuang’s Consortium International Ltd.	17,825,520	1,950,496
	CITIC Telecom International Holdings Ltd.	12,334,000	4,426,202
Ω	Crystal International Group Ltd.	488,000	190,364
	CSI Properties Ltd.	110,365,476	2,628,940
*††^	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	8,722,288	7,330,067
	Dah Sing Financial Holdings Ltd.	3,281,756	9,549,664
	Dickson Concepts International Ltd.	1,989,000	992,502
	Eagle Nice International Holdings Ltd.	1,490,000	876,374
	EcoGreen International Group Ltd.	3,623,840	877,443
	Emperor Entertainment Hotel Ltd.	10,525,000	837,517
	Emperor International Holdings Ltd.	21,990,333	2,371,344
	Emperor Watch & Jewellery Ltd.	57,400,000	1,206,409
	Far East Consortium International Ltd.	30,194,388	9,409,682
	First Pacific Co. Ltd.	29,738,000	11,990,527
*	First Shanghai Investments Ltd.	120,000	2,409
*Ω	FIT Hon Teng Ltd.	4,558,000	580,228
	Get Nice Financial Group Ltd.	5,013,324	494,368
	Giordano International Ltd.	3,484,000	727,193
	Glorious Sun Enterprises Ltd.	3,412,000	341,243
*	Gold Peak Industries Holdings Ltd.	7,973,907	718,763
	Golden Resources Development International Ltd.	14,463,000	867,725
*††^	Good Resources Holdings Ltd.	500,000	1,013
*	GR Properties Ltd.	726,000	104,697
	Great Eagle Holdings Ltd.	3,223,384	7,521,081
*	G-Resources Group Ltd.	1,353,850	470,222
	Guotai Junan International Holdings Ltd.	16,034,000	1,742,132
#	Haitong International Securities Group Ltd.	46,344,789	7,336,569
	Hang Lung Group Ltd.	4,297,000	8,389,854
	Hanison Construction Holdings Ltd.	7,678,724	1,176,094
*	Harbour Centre Development Ltd.	2,204,000	1,892,991
	HKR International Ltd.	17,918,157	6,537,638
	Hon Kwok Land Investment Co. Ltd.	6,326,935	2,071,225
	Hong Kong Economic Times Holdings Ltd.	64,000	9,271
	Hong Kong Ferry Holdings Co. Ltd.	2,599,000	2,308,459
*	Hongkong & Shanghai Hotels Ltd. (The)	8,097,841	8,039,097
	Hongkong Chinese Ltd.	20,343,100	1,641,994
††^	Hsin Chong Group Holdings Ltd.	24,822,006	207,509
	Hung Hing Printing Group Ltd.	6,999,275	1,130,712
	Hutchison Telecommunications Hong Kong Holdings Ltd.	29,018,000	4,839,379
*	IPE Group Ltd.	10,775,000	1,024,780

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	IRC Ltd.	85,650,000	$2,290,785
	Jacobson Pharma Corp. Ltd.	650,000	53,524
*††^	Jinchang Pharmaceutical Co. Ltd.	507,600	0
	Johnson Electric Holdings Ltd.	3,204,726	3,639,040
	K Wah International Holdings Ltd.	6,878,000	2,577,593
*	Kader Holdings Co. Ltd.	182,000	10,113
*	Keck Seng Investments Hong Kong Ltd.	2,546,000	838,313
	Kerry Logistics Network Ltd.	2,050,500	4,715,416
	Kerry Properties Ltd.	4,663,500	12,610,727
	Kingmaker Footwear Holdings Ltd.	76,000	10,507
	Kowloon Development Co. Ltd.	8,755,277	11,396,830
*	Kwoon Chung Bus Holdings Ltd.	218,000	55,271
*	Lai Sun Development Co. Ltd.	9,186,096	4,303,716
*	Lai Sun Garment International Ltd.	10,094,906	4,526,588
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,929,000	473,298
*	Lerado Financial Group Co. Ltd.	65,840	2,236
	Lippo China Resources Ltd.	4,888,000	76,649
	Lippo Ltd.	4,619,500	1,656,176
	Liu Chong Hing Investment Ltd.	4,202,000	4,016,936
	Luk Fook Holdings International Ltd.	779,000	1,783,061
	Lung Kee Bermuda Holdings	658,000	309,852
*	Magnificent Hotel Investment Ltd.	38,616,600	532,306
*	Mason Group Holdings Ltd.	8,460,400	19,142
*	Midland Holdings Ltd.	1,949,969	204,872
	Miramar Hotel & Investment	2,322,000	3,706,564
#*	Mongolian Mining Corp.	3,501,000	1,493,723
	Nanyang Holdings Ltd.	98,350	480,303
	National Electronics Hldgs	4,289,648	558,652
	NWS Holdings Ltd.	7,859,000	7,114,598
	Oriental Enterprise Holdings Ltd.	118,000	10,204
	Oriental Watch Holdings	6,178,587	3,399,160
††^	Pacific Andes International Holdings Ltd.	88,958,890	310,625
*	Paliburg Holdings Ltd.	9,425,041	2,465,267
	Pico Far East Holdings Ltd.	786,000	116,482
	Playmates Holdings Ltd.	26,123,000	2,282,209
	Pokfulam Development Co. Ltd.	70,000	100,038
*	PT International Development Co. Ltd.	1,710,000	47,019
	Public Financial Holdings Ltd.	5,160,444	1,589,239
*	Regal Hotels International Holdings Ltd.	8,324,623	3,327,578
	Safety Godown Co. Ltd.	420,000	161,410
	SAS Dragon Holdings Ltd.	36,000	20,617
#	SEA Holdings Ltd.	2,387,368	1,914,723
*	Shangri-La Asia Ltd.	1,806,000	1,367,398
	Shenwan Hongyuan HK Ltd.	815,000	76,067
*	Shun Ho Property Investments Ltd.	271,173	43,217
*	Shun Tak Holdings Ltd.	29,124,546	5,900,024
	Sing Tao News Corp. Ltd.	674,000	30,617
	Singamas Container Holdings Ltd.	17,192,000	2,378,536
	SmarTone Telecommunications Holdings Ltd.	2,120,500	1,107,335
	Soundwill Holdings Ltd.	1,507,500	1,309,611
*	South China Holdings Co. Ltd.	30,297,751	304,174
	Stella International Holdings Ltd.	44,000	46,530
	Sun Hung Kai & Co. Ltd.	8,979,688	4,257,669
#	TAI Cheung Holdings Ltd.	4,492,000	2,748,874
	Tan Chong International Ltd.	3,879,000	991,188
	Tao Heung Holdings Ltd.	747,000	83,190
	Tern Properties Co. Ltd.	146,000	71,821
	Texhong Textile Group Ltd.	1,260,500	1,515,844
	Texwinca Holdings Ltd.	10,186,000	1,750,760

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tian Teck Land Ltd.	432,000	$222,846
*	Town Health International Medical Group Ltd.	678,000	39,560
	Transport International Holdings Ltd.	975,079	1,595,102
	United Laboratories International Holdings Ltd.	6,068,000	2,973,766
	Upbest Group Ltd.	4,476,000	342,058
*	Value Convergence Holdings Ltd.	892,000	27,395
	Vedan International Holdings Ltd.	6,156,000	500,494
Ω	VPower Group International Holdings Ltd.	4,856,000	558,005
	VSTECS Holdings Ltd.	2,406,000	2,071,446
	Wai Kee Holdings Ltd.	974,000	426,995
	Wang On Group Ltd.	140,920,000	1,138,961
	Wing On Co. International Ltd.	2,394,500	5,438,517
	Wing Tai Properties Ltd.	2,564,749	1,362,765
	Wong’s International Holdings Ltd.	70,000	19,772
*	Xingye Alloy Materials Group Ltd.	1,406,000	209,768
*	Yue Yuen Industrial Holdings Ltd.	6,324,000	9,301,877
#	Zensun Enterprises Ltd.	1,578,000	738,883

TOTAL HONG KONG			286,916,040

IRELAND — (0.3%)
	AIB Group PLC	2,678,740	5,818,585
*	Bank of Ireland Group PLC	5,511,654	33,404,515
*	Dalata Hotel Group PLC	204,953	936,153
*Ω	Glenveagh Properties PLC	87,180	105,203
*	Permanent TSB Group Holdings PLC	130,484	205,318

TOTAL IRELAND			40,469,774

ISRAEL — (1.5%)
	Afcon Holdings Ltd.	2,131	122,465
	Africa Israel Residences Ltd.	8,480	595,600
*	Albaad Massuot Yitzhak Ltd.	4,464	37,935
#	Alrov Properties & Lodgings Ltd.	12,634	823,949
#	Ashtrom Group Ltd.	344,601	9,609,592
#	Aura Investments Ltd.	183,482	394,372
*	Avgol Industries 1953 Ltd.	8,403	5,965
	Azorim-Investment Development & Construction Co. Ltd.	1,068,938	5,523,996
	Carasso Motors Ltd.	201,391	1,299,919
*	Cellcom Israel Ltd.	391,735	2,277,805
*	Clal Insurance Enterprises Holdings Ltd.	349,623	7,749,641
*	Delek Group Ltd.	85,258	14,097,510
	Delta Galil Industries Ltd.	16,012	1,067,090
#	Dor Alon Energy in Israel 1988 Ltd.	38,988	1,583,202
#*	Equital Ltd.	409,817	16,715,078
	Formula Systems 1985 Ltd.	72,345	7,000,564
#*	Gilat Satellite Networks Ltd.	40,045	292,910
#	Harel Insurance Investments & Financial Services Ltd.	2,683,697	32,893,759
	IDI Insurance Co. Ltd.	30,897	1,022,702
#	IES Holdings Ltd.	4,172	424,809
#	Infinya Ltd.	17,786	1,627,024
	Isracard Ltd.	853,421	4,294,811
	Israel Land Development - Urban Renewal Ltd.	46,825	849,777
	Isras Investment Co. Ltd.	10,335	2,519,033
	Kardan Real Estate Enterprise & Development Ltd.	101,270	150,177
	Kerur Holdings Ltd.	11,372	286,559
	Klil Industries Ltd.	595	49,229
	M Yochananof & Sons Ltd.	240	14,334
#	Mediterranean Towers Ltd.	213,347	673,378
	Meitav Dash Investments Ltd.	321,416	1,827,849

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Menora Mivtachim Holdings Ltd.	526,340	$13,138,698
	Meshulam Levinstein Contracting & Engineering Ltd.	1,057	111,403
	Migdal Insurance & Financial Holdings Ltd.	1,487,280	2,509,416
	Mivtach Shamir Holdings Ltd.	11,579	374,152
	Mizrahi Tefahot Bank Ltd.	1	43
#*	Naphtha Israel Petroleum Corp. Ltd.	134,519	1,068,888
#	Nawi Brothers Ltd.	72,095	636,643
#*	Neto Malinda Trading Ltd.	19,950	1,016,894
	Neto ME Holdings Ltd.	8,943	686,500
*	Oil Refineries Ltd.	16,224,173	7,220,889
	Palram Industries 1990 Ltd.	48,957	682,617
*	Partner Communications Co. Ltd.	267,368	2,120,921
#*	Paz Oil Co. Ltd.	67,229	10,419,427
	Peninsula Group Ltd.	41,739	32,521
*	Perion Network Ltd.	14,331	306,412
	Plasson Industries Ltd.	14,234	835,003
#	Prashkovsky Investments & Construction Ltd.	32,811	1,287,946
	Raval Ics Ltd.	14,781	28,612
	Scope Metals Group Ltd.	2,758	140,292
	Shalag Industries Ltd.	5,736	21,027
	Shufersal Ltd.	426,150	3,585,456
	Summit Real Estate Holdings Ltd.	551,950	12,966,766
#Ω	Tamar Petroleum Ltd.	91,028	244,975
#*	Tera Light Ltd.	507,667	1,020,570
	YH Dimri Construction & Development Ltd.	10,650	956,283

TOTAL ISRAEL			177,243,388

ITALY — (4.1%)
	A2A SpA	22,526,442	38,487,718
*	Aeffe SpA	62,435	114,223
Ω	Anima Holding SpA	4,343,042	21,162,502
#	Ascopiave SpA	153,774	568,308
	Autostrade Meridionali SpA	9,880	390,359
#	Avio SpA	248,831	2,956,273
	Banca IFIS SpA	284,262	5,161,999
	Banca Popolare di Sondrio SpA	8,950,635	35,546,913
	Banca Profilo SpA	2,698,377	648,880
#Ω	Banca Sistema SpA	931,957	1,983,425
#	Banco BPM SpA	25,704,843	80,988,158
	Banco di Desio e della Brianza SpA	439,390	1,401,228
	BPER Banca	17,207,399	28,746,612
	Buzzi Unicem SpA	1,095,920	20,294,987
	Cairo Communication SpA	1,564,371	3,704,527
	Cementir Holding NV	1,452,720	10,112,604
*	CIR SpA-Compagnie Industriali	6,924,230	3,000,157
	Credito Emiliano SpA	1,690,438	10,327,122
#*	d’Amico International Shipping SA	5,051,404	682,296
	Danieli & C Officine Meccaniche SpA	263,127	4,116,149
#	Danieli & C Officine Meccaniche SpA	320,973	6,833,256
#	DeA Capital SpA	2,269,988	3,068,897
	Emak SpA	1,488,429	2,217,551
	Esprinet SpA	623,586	5,759,457
#*	Exprivia SpA	113,556	214,947
	Fila SpA	154,849	1,540,177
#*	Fincantieri SpA	436,274	266,115
*	FNM SpA	3,790,119	2,126,838
	Hera SpA	503,270	1,876,992
#*	IMMSI SpA	4,504,754	2,096,782
*	Intek Group SpA	2,909,563	1,675,714

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Italmobiliare SpA	246,230	$7,800,778
*	IVS Group SA	30,295	158,090
*	Leonardo SpA	4,461,365	45,913,637
#*	MFE-MediaForEurope NV, Class A	2,676,449	1,634,285
#	MFE-MediaForEurope NV, Class B	3,411,923	3,142,248
#*	Mondo TV SpA	36,980	38,068
	Openjobmetis SpA agenzia per il lavoro	10,763	118,706
	Orsero SpA	76,147	991,020
*Ω	OVS SpA	6,375,217	12,162,999
#Ω	Pirelli & C SpA	6,463,103	32,031,167
#*	Prima Industrie SpA	56,730	955,153
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,218,884	946,226
*	Saras SpA	9,091,914	8,461,981
*	Servizi Italia SpA	21,423	40,021
#*	Sogefi SpA	688,707	621,727
#*	Tesmec SpA	607,903	85,119
	TXT e-solutions SpA	8,216	84,440
	Unipol Gruppo SpA	10,437,854	56,913,641
	UnipolSai Assicurazioni SpA	3,370,631	9,481,030

TOTAL ITALY			479,651,502

JAPAN — (21.8%)
	77 Bank Ltd.	885,000	10,973,572
	A&A Material Corp.	4,100	27,317
	A&D HOLON Holdings Co. Ltd.	5,900	39,390
	Achilles Corp.	276,700	2,764,738
#	AD Works Group Co. Ltd.	202,800	231,154
	ADEKA Corp.	843,000	16,167,213
	AEON Financial Service Co. Ltd.	771,300	7,090,865
#	Ahresty Corp.	482,000	1,342,260
	Aichi Bank Ltd. (The)	14,500	512,774
	Aichi Corp.	277,800	1,933,065
	Aichi Steel Corp.	264,400	4,576,375
	Aichi Tokei Denki Co. Ltd.	87,400	1,036,978
	Aida Engineering Ltd.	321,700	2,383,311
	Ainavo Holdings Co. Ltd.	29,900	214,915
	Aiphone Co. Ltd.	178,200	2,731,773
	Airport Facilities Co. Ltd.	577,100	2,401,895
	Aisan Industry Co. Ltd.	869,330	4,686,449
	Aizawa Securities Group Co. Ltd.	25,000	128,952
	Akatsuki Corp.	34,100	81,171
	Akita Bank Ltd. (The)	37,600	482,754
#	Albis Co. Ltd.	59,200	1,021,328
	Alconix Corp.	358,499	3,873,061
#	Alinco, Inc.	179,200	1,176,369
	Alpen Co. Ltd.	264,000	4,001,728
#	Alpha Corp.	141,900	1,065,606
	Alps Alpine Co. Ltd.	3,098,588	27,430,615
	Alps Logistics Co. Ltd.	192,600	1,584,174
	Anabuki Kosan, Inc.	35,400	614,910
	AOI Electronics Co. Ltd.	37,600	579,975
#	AOKI Holdings, Inc.	190,000	894,254
	Aozora Bank Ltd.	266,800	5,341,478
#	Arakawa Chemical Industries Ltd.	379,900	3,027,840
	Arata Corp.	57,700	1,594,255
#	Araya Industrial Co. Ltd.	85,600	1,031,104
	Arcland Sakamoto Co. Ltd.	96,700	1,157,505
	Arcs Co. Ltd.	394,800	6,250,264
	Arealink Co. Ltd.	105,200	1,211,941

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Arisawa Manufacturing Co. Ltd.	656,382	$4,590,558
	Artnature, Inc.	39,100	222,980
	Asahi Broadcasting Group Holdings Corp.	169,400	920,644
	Asahi Diamond Industrial Co. Ltd.	882,300	3,866,229
	Asahi Kogyosha Co. Ltd.	181,848	2,209,012
	Asahi Printing Co. Ltd.	11,900	76,715
	Asahi Yukizai Corp.	343,600	4,962,402
	Asanuma Corp.	33,300	1,304,183
#	Asax Co. Ltd.	45,300	206,139
#	Ashimori Industry Co. Ltd.	120,399	856,784
	Asia Pile Holdings Corp.	605,100	1,987,930
	ASKA Pharmaceutical Holdings Co. Ltd.	292,000	2,665,668
#	Astena Holdings Co. Ltd.	649,400	2,169,378
#	Asti Corp.	55,500	712,948
	Avantia Co. Ltd.	107,700	701,623
#	Awa Bank Ltd.	726,720	11,994,789
	Bando Chemical Industries Ltd.	479,800	3,144,990
#	Bank of Iwate Ltd. (The)	80,700	1,197,001
#	Bank of Kochi Ltd. (The)	102,799	602,249
#	Bank of Nagoya Ltd. (The)	71,870	1,734,566
	Bank of Saga Ltd. (The)	78,680	865,104
	Bank of the Ryukyus Ltd.	881,400	5,491,726
#	Bank of Toyama Ltd. (The)	1,700	26,315
	Belluna Co. Ltd.	867,924	4,875,259
	Bunka Shutter Co. Ltd.	574,300	4,316,077
	Canon Electronics, Inc.	196,400	2,249,100
	Carlit Holdings Co. Ltd.	422,100	2,078,573
#	Cawachi Ltd.	360,400	5,679,801
	Central Glass Co. Ltd.	866,700	15,959,420
#	Chiba Kogyo Bank Ltd. (The)	1,163,642	2,430,624
	Chilled & Frozen Logistics Holdings Co. Ltd.	47,700	411,556
	Chino Corp.	55,900	690,317
	Chiyoda Integre Co. Ltd.	140,400	2,362,147
	Chori Co. Ltd.	108,300	1,589,481
	Chubu Shiryo Co. Ltd.	481,479	3,782,541
	Chudenko Corp.	166,160	2,670,806
	Chuetsu Pulp & Paper Co. Ltd.	178,800	1,287,531
	Chugoku Bank Ltd.	888,700	6,535,106
#	Chukyo Bank Ltd. (The)	194,900	2,463,877
	Chuo Gyorui Co. Ltd.	61,600	1,358,210
	Chuo Spring Co. Ltd.	341,600	1,766,318
#	Chuo Warehouse Co. Ltd.	21,900	161,450
	CI Takiron Corp.	1,062,700	4,527,924
	Citizen Watch Co. Ltd.	2,361,900	8,914,062
#	CK-San-Etsu Co. Ltd.	9,900	315,463
	Cleanup Corp.	514,900	2,078,799
	CMK Corp.	1,089,000	4,344,586
	Comany, Inc.	14,500	131,122
#	Corona Corp.	230,900	1,494,679
	Cosel Co. Ltd.	106,800	622,733
	Cosmo Energy Holdings Co. Ltd.	699,100	17,368,701
	Cosmos Initia Co. Ltd.	91,000	285,221
	Create Medic Co. Ltd.	20,800	156,827
#	Credit Saison Co. Ltd.	1,794,000	20,206,627
	CTI Engineering Co. Ltd.	210,800	3,696,852
	Dai Nippon Toryo Co. Ltd.	216,100	1,302,959
	Dai-Dan Co. Ltd.	228,500	3,726,333
#	Daido Kogyo Co. Ltd.	184,689	1,300,241
	Daido Metal Co. Ltd.	681,500	2,930,636

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co. Ltd.	446,800	$12,744,895
	Daihatsu Diesel Manufacturing Co. Ltd.	314,200	1,184,435
#	Daiho Corp.	202,800	6,942,523
	Daiichi Jitsugyo Co. Ltd.	130,800	3,797,989
	Daiichi Kensetsu Corp.	12,800	126,260
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	89,100	670,129
	Daiken Corp.	67,200	1,086,483
	Daikoku Denki Co. Ltd.	164,600	1,617,181
	Daikyonishikawa Corp.	326,300	1,261,056
#	Dainichi Co. Ltd.	252,700	1,247,854
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	224,300	3,423,165
	Daishi Hokuetsu Financial Group, Inc.	851,543	16,470,852
#	Daisue Construction Co. Ltd.	142,300	1,421,797
#	Daito Bank Ltd.	262,700	1,323,675
	Daito Chemix Corp.	11,600	69,863
	Daito Pharmaceutical Co. Ltd.	3,500	70,007
	Daiwa Industries Ltd.	208,500	1,778,294
	DCM Holdings Co. Ltd.	1,898,900	15,678,733
#	Denyo Co. Ltd.	292,900	3,623,968
	DIC Corp.	198,100	3,777,514
	DKK Co. Ltd.	71,200	1,337,950
	DKS Co. Ltd.	10,400	208,586
	DMW Corp.	45,300	1,118,905
	Doshisha Co. Ltd.	120,200	1,415,868
	DyDo Group Holdings, Inc.	16,600	643,590
#	Dynic Corp.	39,100	217,651
	Eagle Industry Co. Ltd.	314,800	2,508,289
#	EDION Corp.	2,091,800	18,824,065
	EF-ON, Inc.	136,500	573,732
#	Ehime Bank Ltd. (The)	665,599	4,723,775
	Eizo Corp.	114,800	2,992,410
	EJ Holdings, Inc.	59,600	528,143
	Elematec Corp.	207,100	1,870,374
	Endo Lighting Corp.	226,900	1,531,305
	Enomoto Co. Ltd.	45,200	524,454
#	Eslead Corp.	188,300	2,440,439
	Exedy Corp.	540,200	6,432,766
	FALCO HOLDINGS Co. Ltd.	22,200	359,929
#	FCC Co. Ltd.	319,300	3,189,454
	Feed One Co. Ltd.	200,760	1,024,176
	Felissimo Corp.	19,600	170,819
	Fenwal Controls of Japan Ltd.	11,200	120,443
	Ferrotec Holdings Corp.	79,500	1,457,820
	FIDEA Holdings Co. Ltd.	348,160	3,459,919
#	First Bank of Toyama Ltd. (The)	256,900	643,149
#	First Brothers Co. Ltd.	22,500	144,398
#	First Juken Co. Ltd.	132,000	1,136,982
	FJ Next Holdings Co. Ltd.	416,700	3,200,358
	Foster Electric Co. Ltd.	234,200	1,247,008
#	F-Tech, Inc.	307,100	1,266,199
#	Fuji Co. Ltd.	110,300	1,896,239
	Fuji Corp. Ltd.	470,300	2,241,940
	Fuji Die Co. Ltd.	800	4,022
#	Fuji Oil Co. Ltd.	520,200	1,118,693
	Fuji Pharma Co. Ltd.	125,400	915,359
	Fujicco Co. Ltd.	11,200	175,013
	Fujikura Composites, Inc.	453,100	2,377,288
	Fujikura Kasei Co. Ltd.	490,100	1,671,053
	Fujikura Ltd.	1,233,100	5,833,175

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujisash Co. Ltd.	1,150,900	$636,857
	Fujishoji Co. Ltd.	3,100	20,364
#	FuKoKu Co. Ltd.	240,000	1,735,012
	Fukuda Corp.	114,700	4,056,846
	Fukuyama Transporting Co. Ltd.	177,652	4,972,421
	Furukawa Co. Ltd.	552,500	5,393,740
	Furukawa Electric Co. Ltd.	1,334,900	21,677,545
#	Furuno Electric Co. Ltd.	650,600	4,699,346
	Fuso Pharmaceutical Industries Ltd.	87,400	1,438,806
#	Futaba Industrial Co. Ltd.	1,023,900	3,112,956
	Fuyo General Lease Co. Ltd.	307,000	16,610,193
	Gakken Holdings Co. Ltd.	2,800	19,044
	Gecoss Corp.	327,400	1,970,243
	Geo Holdings Corp.	484,000	4,693,272
	Glory Ltd.	267,325	4,299,914
*	Godo Steel Ltd.	196,300	1,968,855
	Goldcrest Co. Ltd.	312,830	4,068,682
#	Grandy House Corp.	328,300	1,327,486
#	GS Yuasa Corp.	30,500	528,881
#	GSI Creos Corp.	196,114	1,795,921
	G-Tekt Corp.	433,000	4,167,696
	Gun-Ei Chemical Industry Co. Ltd.	116,600	2,462,117
	Gunma Bank Ltd.	4,437,596	12,756,067
	Gunze Ltd.	284,100	8,178,695
	H2O Retailing Corp.	1,711,039	11,192,387
	Hachijuni Bank Ltd.	2,142,100	7,064,086
	Hagihara Industries, Inc.	59,100	467,195
	Hagiwara Electric Holdings Co. Ltd.	142,700	2,065,756
#	Hakuto Co. Ltd.	275,300	4,823,971
	Hamakyorex Co. Ltd.	38,900	872,305
	Hanwa Co. Ltd.	639,500	15,631,664
	Happinet Corp.	135,200	1,577,713
	Hard Off Corp. Co. Ltd.	93,800	590,900
#	Harima Chemicals Group, Inc.	343,800	2,066,518
	Hashimoto Sogyo Holdings Co. Ltd.	8,200	124,611
	Heian Ceremony Service Co. Ltd.	1,200	7,304
	Heiwa Corp.	292,300	4,394,904
	Heiwado Co. Ltd.	588,824	8,883,071
	Hibiya Engineering Ltd.	148,800	2,182,366
#	HI-LEX Corp.	126,000	1,104,656
	Himaraya Co. Ltd.	2,000	14,401
	Hirakawa Hewtech Corp.	81,400	693,119
#	Hirogin Holdings, Inc.	2,925,600	14,414,903
	Hisaka Works Ltd.	129,500	764,709
	Hochiki Corp.	21,300	197,334
	Hodogaya Chemical Co. Ltd.	13,200	365,404
	Hokkaido Coca-Cola Bottling Co. Ltd.	80,599	2,555,155
#	Hokkan Holdings Ltd.	213,800	2,051,582
	Hokko Chemical Industry Co. Ltd.	357,800	2,782,475
#	Hokkoku Financial Holdings, Inc.	557,716	16,088,708
#	Hokuetsu Corp.	3,004,174	15,390,457
	Hokuhoku Financial Group, Inc.	1,979,100	13,392,311
#	Hokuriku Electric Industry Co. Ltd.	78,803	706,980
#	Hokuriku Electrical Construction Co. Ltd.	200,720	1,187,988
	H-One Co. Ltd.	456,900	2,090,153
	Honeys Holdings Co. Ltd.	56,900	468,215
	Hoosiers Holdings	438,100	2,200,451
	Hosiden Corp.	1,167,900	11,137,231
	Howa Machinery Ltd.	164,200	997,186

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	HS Holdings Co. Ltd.	214,100	$2,160,503
	Hyakugo Bank Ltd.	2,418,855	6,401,610
	Hyakujushi Bank Ltd. (The)	348,300	4,519,712
#	Ichikawa Co. Ltd.	23,400	252,426
#	Ichiken Co. Ltd.	71,000	1,000,662
	Ichikoh Industries Ltd.	96,000	277,489
	Ichinen Holdings Co. Ltd.	109,800	1,075,527
#	Icom, Inc.	28,700	528,143
	IDEA Consultants, Inc.	9,100	126,182
	Iino Kaiun Kaisha Ltd.	864,500	4,894,517
	IJTT Co. Ltd.	479,260	1,892,764
#	Ikegami Tsushinki Co. Ltd.	37,800	179,448
#	Imasen Electric Industrial	159,799	734,582
	Imura Envelope Co., Inc.	9,500	63,818
	Inaba Seisakusho Co. Ltd.	115,000	1,133,988
	Inabata & Co. Ltd.	1,071,100	17,527,140
	Ines Corp.	464,900	5,478,305
	INFRONEER Holdings, Inc.	1,033,700	7,529,522
	Innotech Corp.	334,700	3,460,913
	I-PEX, Inc.	228,200	2,483,324
	Ise Chemicals Corp.	17,600	577,882
	Iseki & Co. Ltd.	383,200	3,623,109
	Ishihara Sangyo Kaisha Ltd.	700,000	5,484,454
	Ishizuka Glass Co. Ltd.	61,099	820,164
	Itochu Enex Co. Ltd.	731,800	6,058,748
	Itochu-Shokuhin Co. Ltd.	76,300	2,913,310
	Itoham Yonekyu Holdings, Inc.	1,460,000	7,348,245
	Itoki Corp.	838,447	2,280,146
	IwaiCosmo Holdings, Inc.	461,900	4,500,204
	Iwasaki Electric Co. Ltd.	164,800	2,939,213
	Iyo Bank Ltd.	1,463,600	7,096,843
	Izumi Co. Ltd.	46,600	1,012,787
	J Front Retailing Co. Ltd.	1,543,500	11,566,411
	J Trust Co. Ltd.	216,400	520,832
	Jaccs Co. Ltd.	462,100	11,685,517
	JAFCO Group Co. Ltd.	696,100	8,392,290
#	JANOME Corp.	443,100	2,333,050
*	Japan Display, Inc.	371,699	191,260
#	Japan Foundation Engineering Co. Ltd.	248,000	1,464,234
#	Japan Oil Transportation Co. Ltd.	51,521	1,026,193
	Japan Pulp & Paper Co. Ltd.	210,900	6,176,946
	Japan Securities Finance Co. Ltd.	641,400	4,633,032
	Japan Transcity Corp.	939,100	4,285,565
	Japan Wool Textile Co. Ltd.	812,400	6,072,452
	JDC Corp.	125,200	514,584
	JGC Holdings Corp.	565,400	6,398,174
#	JK Holdings Co. Ltd.	256,700	2,117,143
#	JMS Co. Ltd.	439,243	1,991,428
	J-Oil Mills, Inc.	494,800	6,048,642
#	Joshin Denki Co. Ltd.	189,100	2,916,368
	JSP Corp.	152,900	1,767,110
	Juki Corp.	268,000	1,782,527
	Juroku Financial Group, Inc.	375,400	6,305,680
#	JVCKenwood Corp.	2,587,830	3,675,239
#	K&O Energy Group, Inc.	304,300	3,901,566
	Kaga Electronics Co. Ltd.	295,100	6,953,127
	Kamei Corp.	622,500	4,997,430
	Kanaden Corp.	411,600	3,001,875
	Kanagawa Chuo Kotsu Co. Ltd.	9,200	237,052

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kanamoto Co. Ltd.	222,800	$3,329,389
	Kandenko Co. Ltd.	1,202,500	7,625,770
	Kanefusa Corp.	4,100	22,409
	Kaneka Corp.	218,300	5,841,173
	Kanematsu Corp.	925,600	9,566,190
	Kansai Food Market Ltd.	9,700	100,550
	Katakura & Co-op Agri Corp.	17,000	170,545
	Katakura Industries Co. Ltd.	245,800	4,772,166
	Kato Sangyo Co. Ltd.	700	18,164
	Kawada Technologies, Inc.	114,500	3,140,637
	Kawagishi Bridge Works Co. Ltd.	14,699	323,570
	Kawata Manufacturing Co. Ltd.	1,900	14,417
	Keihin Co. Ltd.	42,300	462,480
	Keiyo Bank Ltd.	2,296,600	8,752,012
	KEL Corp.	35,900	357,297
	Kenko Mayonnaise Co. Ltd.	106,466	1,138,455
#	Kimoto Co. Ltd.	319,300	520,698
#	Kimura Unity Co. Ltd.	42,900	464,920
	Kitagawa Corp.	176,900	1,701,702
#	Kita-Nippon Bank Ltd. (The)	125,200	1,493,739
	Kitano Construction Corp.	99,527	1,638,960
	Kitz Corp.	245,900	1,249,988
#	Kiyo Bank Ltd.	1,317,400	14,450,263
#	Koa Corp.	103,189	1,202,708
#	Koatsu Gas Kogyo Co. Ltd.	270,200	1,357,660
	Kobe Steel Ltd.	5,337,000	23,137,724
	Kohnan Shoji Co. Ltd.	330,200	9,562,667
#	Kojima Co. Ltd.	269,500	1,316,826
#	Kokusai Pulp & Paper Co. Ltd.	179,600	407,199
	Kokuyo Co. Ltd.	203,011	2,644,050
#	KOMAIHALTEC, Inc.	22,500	334,596
	Komatsu Matere Co. Ltd.	113,900	1,319,877
#	Komatsu Wall Industry Co. Ltd.	153,900	2,186,119
	Komehyo Holdings Co. Ltd.	16,200	216,042
	Komeri Co. Ltd.	547,100	11,556,476
#	Konica Minolta, Inc.	6,528,800	22,722,300
	Konishi Co. Ltd.	4,900	57,523
	Konoike Transport Co. Ltd.	327,100	2,903,350
#*	Kosaido Holdings Co. Ltd.	254,400	1,563,476
	Krosaki Harima Corp.	40,300	1,251,136
#	KRS Corp.	223,600	1,828,032
#	K’s Holdings Corp.	277,800	2,751,085
#	KU Holdings Co. Ltd.	268,200	2,197,976
	Kumagai Gumi Co. Ltd.	247,700	5,169,217
	Kunimine Industries Co. Ltd.	4,700	36,563
	Kurabo Industries Ltd.	406,200	5,572,987
	Kureha Corp.	138,400	10,398,068
	Kurimoto Ltd.	220,200	2,717,367
	Kuriyama Holdings Corp.	111,800	841,351
	KVK Corp.	2,500	39,087
#	KYB Corp.	147,600	3,340,922
	Kyodo Printing Co. Ltd.	187,900	3,888,291
	Kyoei Steel Ltd.	566,700	5,814,322
#	Kyokuto Boeki Kaisha Ltd.	15,100	251,554
	Kyokuto Kaihatsu Kogyo Co. Ltd.	822,450	8,291,805
#	Kyokuto Securities Co. Ltd.	60,000	322,989
	Kyokuyo Co. Ltd.	26,500	663,265
#	Kyoritsu Printing Co. Ltd.	436,500	451,277
	Kyosan Electric Manufacturing Co. Ltd.	869,600	2,924,121

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyowa Electronic Instruments Co. Ltd.	436,200	$1,208,955
#	Kyowa Leather Cloth Co. Ltd.	326,000	1,676,293
	Kyushu Financial Group, Inc.	2,610,255	8,010,479
#	Kyushu Leasing Service Co. Ltd.	65,800	296,813
	Lintec Corp.	44,400	827,066
	Lonseal Corp.	9,900	108,437
	Look Holdings, Inc.	151,199	1,791,173
	Macnica Fuji Electronics Holdings, Inc.	375,050	7,775,866
#	Maezawa Industries, Inc.	108,400	528,277
	Maezawa Kasei Industries Co. Ltd.	182,100	1,779,908
	Maezawa Kyuso Industries Co. Ltd.	328,000	2,306,832
	Makino Milling Machine Co. Ltd.	121,500	3,743,823
	Mars Group Holdings Corp.	13,500	176,108
	Marubun Corp.	222,800	1,138,624
#	Marudai Food Co. Ltd.	511,800	5,978,556
	Maruha Nichiro Corp.	425,600	7,832,763
#	Maruichi Steel Tube Ltd.	101,200	2,159,846
	MARUKA FURUSATO Corp.	200,014	5,264,589
#	Marusan Securities Co. Ltd.	139,100	529,134
	Maruyama Manufacturing Co., Inc.	37,300	443,170
	Maruzen CHI Holdings Co. Ltd.	25,800	76,063
	Maruzen Showa Unyu Co. Ltd.	287,600	7,020,204
	Matsuda Sangyo Co. Ltd.	136,500	2,396,889
#	Matsui Construction Co. Ltd.	404,100	2,012,131
	Matsuoka Corp.	18,000	151,758
	Maxell Ltd.	826,900	7,373,236
	Mebuki Financial Group, Inc.	70,500	141,951
	Megmilk Snow Brand Co. Ltd.	416,600	6,209,772
#	Meiji Electric Industries Co. Ltd.	33,400	261,825
	Meisei Industrial Co. Ltd.	476,400	2,494,182
	Meito Sangyo Co. Ltd.	27,000	336,403
#	Meiwa Estate Co. Ltd.	265,900	1,229,634
#	Mikuni Corp.	602,200	1,770,340
#	Miraial Co. Ltd.	95,600	1,217,880
	Mirait Holdings Corp.	254,950	3,572,773
	Mitani Sangyo Co. Ltd.	125,900	297,811
#	Mito Securities Co. Ltd.	348,500	702,124
#	Mitsuba Corp.	625,699	1,692,430
#	Mitsubishi Kakoki Kaisha Ltd.	63,700	955,047
	Mitsubishi Logistics Corp.	205,400	4,733,963
	Mitsubishi Materials Corp.	208,400	3,260,050
*	Mitsubishi Paper Mills Ltd.	471,769	1,109,346
	Mitsubishi Shokuhin Co. Ltd.	112,600	2,790,892
	Mitsubishi Steel Manufacturing Co. Ltd.	43,800	360,275
	Mitsuboshi Belting Ltd.	87,100	1,334,163
	Mitsui DM Sugar Holdings Co. Ltd.	186,005	2,766,388
	Mitsui Matsushima Holdings Co. Ltd.	217,100	3,382,735
	Mitsui Mining & Smelting Co. Ltd.	727,484	18,394,899
	Mitsui-Soko Holdings Co. Ltd.	307,100	5,709,107
	Mitsuuroko Group Holdings Co. Ltd.	529,100	4,092,206
	Mixi, Inc.	16,700	287,281
	Miyaji Engineering Group, Inc.	117,500	3,146,937
	Miyazaki Bank Ltd. (The)	373,026	5,927,121
	Miyoshi Oil & Fat Co. Ltd.	143,200	1,269,217
	Mizuho Leasing Co. Ltd.	426,600	9,888,886
	Mizuno Corp.	279,979	4,607,484
	MORESCO Corp.	40,700	366,276
#	Moriroku Holdings Co. Ltd.	48,000	653,269
	Morita Holdings Corp.	89,500	858,980

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Morito Co. Ltd.	266,200	$1,574,823
#	Mory Industries, Inc.	118,400	2,274,932
	MrMax Holdings Ltd.	164,700	773,915
	Mugen Estate Co. Ltd.	164,600	651,312
	Murakami Corp.	60,100	1,102,185
	Musashino Bank Ltd. (The)	448,300	6,131,964
	Nachi-Fujikoshi Corp.	96,700	2,812,381
#	Nadex Co. Ltd.	41,100	208,003
	Nafco Co. Ltd.	146,600	1,894,781
	Nagano Bank Ltd. (The)	118,099	1,166,144
	Nagano Keiki Co. Ltd.	89,000	762,906
	Nagase & Co. Ltd.	1,341,100	19,217,999
#	Nakabayashi Co. Ltd.	506,200	1,918,331
	Nakano Corp.	125,800	310,145
#	Nakayama Steel Works Ltd.	588,200	1,931,637
	Nakayo, Inc.	18,700	155,938
#	Nanto Bank Ltd.	397,499	6,219,065
	Narasaki Sangyo Co. Ltd.	34,600	462,990
#	Nasu Denki Tekko Co. Ltd.	9,900	691,883
	NEC Capital Solutions Ltd.	232,900	3,525,706
	Neturen Co. Ltd.	772,100	3,490,181
	New Japan Chemical Co. Ltd.	95,200	195,571
	NF Holdings Corp.	1,500	14,253
	NHK Spring Co. Ltd.	2,090,100	13,499,809
	Nicca Chemical Co. Ltd.	74,500	429,914
	Nice Corp.	26,500	386,068
#	Nichia Steel Works Ltd.	530,099	1,078,795
	Nichicon Corp.	176,500	1,598,188
	Nichiden Corp.	48,100	801,437
	Nichiha Corp.	16,200	292,890
*	Nichi-iko Pharmaceutical Co. Ltd.	153,100	920,594
#	Nichimo Co. Ltd.	61,400	1,235,156
	Nichireki Co. Ltd.	512,900	4,787,562
	Nichirin Co. Ltd.	116,360	1,392,606
	Nihon Chouzai Co. Ltd.	43,600	424,169
	Nihon Denkei Co. Ltd.	78,750	773,741
#	Nihon House Holdings Co. Ltd.	188,100	582,537
	Nihon Kagaku Sangyo Co. Ltd.	85,400	745,453
	Nihon Nohyaku Co. Ltd.	686,200	3,165,330
	Nihon Parkerizing Co. Ltd.	13,200	93,366
#	Nihon Plast Co. Ltd.	346,300	1,312,900
	Nihon Tokushu Toryo Co. Ltd.	190,900	1,178,738
#	Nihon Yamamura Glass Co. Ltd.	103,600	624,631
	Nikkato Corp.	1,400	5,418
	Nikkiso Co. Ltd.	249,300	1,553,828
#	Nikko Co. Ltd.	455,300	2,144,500
	Nikkon Holdings Co. Ltd.	569,100	8,619,611
	Nippi, Inc.	13,400	365,722
	Nippn Corp.	454,000	5,904,943
	Nippon Beet Sugar Manufacturing Co. Ltd.	253,500	3,240,694
	Nippon Carbide Industries Co., Inc.	167,100	1,763,301
#	Nippon Chemical Industrial Co. Ltd.	190,700	3,260,342
*	Nippon Chemi-Con Corp.	205,600	2,853,919
	Nippon Chemiphar Co. Ltd.	5,500	82,698
	Nippon Coke & Engineering Co. Ltd.	3,254,900	3,412,938
	Nippon Concrete Industries Co. Ltd.	946,700	2,240,483
	Nippon Denko Co. Ltd.	300,900	731,557
	Nippon Densetsu Kogyo Co. Ltd.	322,700	4,012,015
	Nippon Dry-Chemical Co. Ltd.	2,700	34,703

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Electric Glass Co. Ltd.	797,100	$16,045,967
#	Nippon Felt Co. Ltd.	143,700	471,564
#	Nippon Filcon Co. Ltd.	172,000	662,518
	Nippon Fine Chemical Co. Ltd.	49,800	798,651
#	Nippon Hume Corp.	494,400	2,593,862
	Nippon Kayaku Co. Ltd.	803,500	7,002,763
*	Nippon Kinzoku Co. Ltd.	40,900	375,723
	Nippon Koei Co. Ltd.	284,700	6,354,877
	Nippon Light Metal Holdings Co. Ltd.	1,198,850	15,360,220
#	Nippon Paper Industries Co. Ltd.	1,474,000	11,707,772
#	Nippon Piston Ring Co. Ltd.	191,800	1,865,413
	Nippon Rietec Co. Ltd.	17,000	147,613
	Nippon Road Co. Ltd.	80,900	4,509,826
	Nippon Seiki Co. Ltd.	542,300	3,925,743
	Nippon Seisen Co. Ltd.	36,000	1,150,735
	Nippon Sharyo Ltd.	21,100	342,452
#*	Nippon Sheet Glass Co. Ltd.	859,000	2,597,851
	Nippon Shokubai Co. Ltd.	179,600	7,225,547
	Nippon Signal Co. Ltd.	608,700	4,225,628
	Nippon Soda Co. Ltd.	483,900	12,797,568
	Nippon Steel Trading Corp.	321,680	13,091,570
	Nippon Suisan Kaisha Ltd.	232,100	1,024,794
	Nippon Thompson Co. Ltd.	1,366,900	5,306,558
	Nippon Tungsten Co. Ltd.	3,900	64,236
	Nippon Yakin Kogyo Co. Ltd.	305,150	5,944,794
	Nishikawa Rubber Co. Ltd.	28,500	287,915
	Nishimatsu Construction Co. Ltd.	670,515	19,740,851
	Nishimoto Co. Ltd.	25,900	556,275
	Nishi-Nippon Financial Holdings, Inc.	1,874,300	11,265,234
	Nishio Rent All Co. Ltd.	125,500	2,708,665
	Nissan Shatai Co. Ltd.	536,500	2,339,749
	Nissan Tokyo Sales Holdings Co. Ltd.	485,000	824,882
	Nissei Plastic Industrial Co. Ltd.	331,900	2,467,712
#	Nissha Co. Ltd.	291,200	3,073,441
	Nisshin Group Holdings Co. Ltd.	772,000	2,711,655
	Nisshin Oillio Group Ltd.	655,200	14,828,004
	Nisshinbo Holdings, Inc.	2,638,288	19,739,822
	Nissin Corp.	278,900	3,320,274
#	Nissin Sugar Co. Ltd.	319,800	4,222,408
#	Nissui Pharmaceutical Co. Ltd.	11,100	84,622
	Nitta Corp.	71,700	1,522,240
#	Nitta Gelatin, Inc.	159,600	777,773
	NITTAN Corp.	284,600	587,598
	Nittetsu Mining Co. Ltd.	134,999	6,719,520
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,294,277
	Nitto Kogyo Corp.	92,700	1,091,468
	Nitto Kohki Co. Ltd.	44,200	512,027
	Nitto Seiko Co. Ltd.	517,800	2,010,307
	Nittobest Corp.	100	603
	NJS Co. Ltd.	26,100	423,263
	Noda Corp.	77,500	738,353
	NOK Corp.	731,020	6,219,715
	Noritake Co. Ltd.	177,700	5,643,169
	Noritsu Koki Co. Ltd.	211,500	3,507,214
	Noritz Corp.	453,000	5,245,995
#	North Pacific Bank Ltd.	5,693,900	10,796,484
	Nozawa Corp.	22,200	123,250
#	NS United Kaiun Kaisha Ltd.	248,400	6,826,743
*	NTN Corp.	9,801,000	15,655,504

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank Ltd.	497,700	$7,294,415
	Ohara, Inc.	35,800	302,742
#	Ohashi Technica, Inc.	188,400	1,869,518
	Oiles Corp.	7,600	87,321
	Oita Bank Ltd. (The)	188,200	2,682,526
	Okabe Co. Ltd.	482,400	2,449,411
	Okamura Corp.	113,800	1,045,816
	Okasan Securities Group, Inc.	925,300	2,477,363
	Oki Electric Industry Co. Ltd.	929,766	6,022,809
	Okinawa Financial Group, Inc.	357,840	6,125,867
	Okumura Corp.	274,800	6,487,159
	Okura Industrial Co. Ltd.	212,000	2,985,020
	Okuwa Co. Ltd.	435,300	2,921,581
	Olympic Group Corp.	124,800	637,353
	Onamba Co. Ltd.	26,300	91,797
#	Onoken Co. Ltd.	399,100	4,633,965
	Oriental Shiraishi Corp.	635,000	1,147,636
#	Origin Co. Ltd.	58,700	620,864
	Osaka Soda Co. Ltd.	54,300	1,334,055
#	Osaka Steel Co. Ltd.	426,700	4,599,558
	Osaki Electric Co. Ltd.	846,500	3,196,350
	OUG Holdings, Inc.	22,500	462,469
	Oyo Corp.	70,800	1,074,554
	Pacific Industrial Co. Ltd.	839,600	6,509,683
	Parker Corp.	31,800	121,073
	PC Depot Corp.	242,400	574,288
	Pegasus Sewing Machine Manufacturing Co. Ltd.	311,000	1,489,501
#	Piolax, Inc.	452,500	5,279,088
#	Press Kogyo Co. Ltd.	2,380,000	7,150,468
#	Pressance Corp.	136,700	1,641,048
#	Procrea Holdings, Inc.	362,300	5,005,617
	PS Mitsubishi Construction Co. Ltd.	352,100	1,525,001
#	Punch Industry Co. Ltd.	217,200	773,062
	Raiznext Corp.	78,600	651,667
	Rasa Corp.	128,000	961,092
	Rasa Industries Ltd.	67,200	727,885
	Rengo Co. Ltd.	1,762,700	10,436,160
	Restar Holdings Corp.	81,800	1,263,290
	Retail Partners Co. Ltd.	122,900	1,070,682
	Rhythm Co. Ltd.	216,700	2,797,845
#	Ricoh Leasing Co. Ltd.	379,900	9,950,774
#	Riken Corp.	189,600	3,459,929
	Riken Technos Corp.	941,800	3,166,156
	Rix Corp.	13,500	171,210
	Ryobi Ltd.	612,500	5,065,978
	Ryoden Corp.	364,600	4,710,738
	Ryosan Co. Ltd.	88,200	1,569,101
#	S LINE Co. Ltd.	18,800	128,854
	Sakai Chemical Industry Co. Ltd.	353,000	4,967,268
#	Sakai Heavy Industries Ltd.	87,200	2,105,207
	Sakata INX Corp.	155,500	1,175,946
#	Sala Corp.	618,900	2,976,368
	San Holdings, Inc.	186,100	2,262,527
	San-Ai Oil Co. Ltd.	1,124,600	8,255,753
	Sanei Architecture Planning Co. Ltd.	14,700	190,202
	San-In Godo Bank Ltd. (The)	3,348,500	16,624,514
	Sanki Engineering Co. Ltd.	709,700	8,039,202
	Sanko Gosei Ltd.	170,200	448,603
	Sanko Metal Industrial Co. Ltd.	50,800	1,018,414

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sankyo Seiko Co. Ltd.	255,300	$1,076,880
	Sankyo Tateyama, Inc.	571,700	2,559,301
	Sanoh Industrial Co. Ltd.	268,800	1,449,570
	Sansei Technologies, Inc.	75,500	434,117
	Sansha Electric Manufacturing Co. Ltd.	206,400	1,190,718
	Sanyo Chemical Industries Ltd.	207,400	7,931,102
	Sanyo Denki Co. Ltd.	25,500	1,095,315
	Sanyo Industries Ltd.	59,400	843,510
	Sanyo Special Steel Co. Ltd.	494,900	7,571,184
	Sanyo Trading Co. Ltd.	51,200	388,113
	Sata Construction Co. Ltd.	80,200	275,380
#	Sato Shoji Corp.	240,600	2,046,933
	Satori Electric Co. Ltd.	51,100	481,217
	Sawai Group Holdings Co. Ltd.	96,000	3,220,287
#	Saxa Holdings, Inc.	143,499	1,654,389
*	SBI Insurance Group Co. Ltd.	9,200	70,603
	Seibu Electric & Machinery Co. Ltd.	5,500	62,044
	Seika Corp.	172,300	2,143,360
	Seikagaku Corp.	53,500	347,401
#	Seikitokyu Kogyo Co. Ltd.	460,970	2,613,422
	Seiko Holdings Corp.	449,000	7,687,277
	Seiko PMC Corp.	65,300	290,818
	Seino Holdings Co. Ltd.	455,100	3,717,693
	Sekisui Jushi Corp.	174,800	2,390,109
	Sekisui Kasei Co. Ltd.	586,000	1,988,191
	Senshu Electric Co. Ltd.	75,700	2,890,468
	Senshu Ikeda Holdings, Inc.	4,944,890	6,765,655
	Senshukai Co. Ltd.	11,600	35,493
	Shibusawa Warehouse Co. Ltd.	139,200	2,422,024
	Shibuya Corp.	6,300	113,471
#	Shiga Bank Ltd.	306,500	5,763,587
	Shikibo Ltd.	218,800	1,468,789
	Shikoku Bank Ltd. (The)	698,300	4,173,537
	Shikoku Chemicals Corp.	9,200	91,715
#	Shimizu Bank Ltd. (The)	10,500	125,998
#	Shin Nippon Air Technologies Co. Ltd.	47,120	651,166
	Shinagawa Refractories Co. Ltd.	132,700	3,743,385
#	Shindengen Electric Manufacturing Co. Ltd.	155,000	3,446,789
	Shin-Etsu Polymer Co. Ltd.	212,500	1,671,418
	Shinko Shoji Co. Ltd.	80,800	586,134
	Shinmaywa Industries Ltd.	91,300	640,407
	Shinnihon Corp.	360,700	1,979,833
	Shinobu Foods Products Co. Ltd.	1,900	8,897
	Shinoken Group Co. Ltd.	17,600	137,052
	Shinsho Corp.	112,899	3,140,527
	Shinwa Co. Ltd.	86,100	525,656
	Shizuoka Gas Co. Ltd.	729,400	5,228,460
	Showa Sangyo Co. Ltd.	55,800	1,128,786
	Sigma Koki Co. Ltd.	11,900	137,514
	Siix Corp.	54,500	416,315
	Sinanen Holdings Co. Ltd.	171,500	4,274,923
	Sinfonia Technology Co. Ltd.	122,100	1,184,268
	Sintokogio Ltd.	767,162	4,037,659
	SK-Electronics Co. Ltd.	95,800	578,785
	SKY Perfect JSAT Holdings, Inc.	2,966,800	9,610,680
	SMK Corp.	99,599	1,656,083
#	SNT Corp.	524,000	873,322
	Soda Nikka Co. Ltd.	161,200	828,833
	Sodick Co. Ltd.	963,700	5,392,306

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Soft99 Corp.	88,100	$788,607
	Soken Chemical & Engineering Co. Ltd.	82,900	1,063,591
	Space Co. Ltd.	7,400	51,692
	SPK Corp.	97,336	999,292
	Starzen Co. Ltd.	195,900	2,982,048
	Stella Chemifa Corp.	42,700	800,549
	Subaru Enterprise Co. Ltd.	24,500	1,575,842
	Sugimoto & Co. Ltd.	145,800	2,447,074
	Sumida Corp.	87,800	568,194
	Suminoe Textile Co. Ltd.	115,200	1,660,041
	Sumitomo Densetsu Co. Ltd.	24,300	415,832
#	Sumitomo Osaka Cement Co. Ltd.	548,699	15,342,993
	Sumitomo Precision Products Co. Ltd.	11,716	191,090
#	Sumitomo Riko Co. Ltd.	918,100	3,924,290
	Sumitomo Seika Chemicals Co. Ltd.	116,800	2,741,833
#	Sumitomo Warehouse Co. Ltd. (The)	1,141,000	19,147,846
	Sun Frontier Fudousan Co. Ltd.	348,200	2,909,633
	Suncall Corp.	304,000	1,171,358
#	Sun-Wa Technos Corp.	280,000	2,873,236
#	Suruga Bank Ltd.	2,552,800	8,008,990
	Suzuki Co. Ltd.	227,900	1,330,802
#	T RAD Co. Ltd.	161,000	2,817,286
	T&K Toka Co. Ltd.	266,900	1,673,577
	Tachibana Eletech Co. Ltd.	364,820	4,549,432
	Tachikawa Corp.	229,100	1,837,713
	Taihei Dengyo Kaisha Ltd.	325,800	6,768,122
	Taiheiyo Cement Corp.	175,400	2,837,896
#	Taiheiyo Kouhatsu, Inc.	211,700	1,018,483
#	Taiho Kogyo Co. Ltd.	400,900	1,974,248
	Taiko Bank Ltd. (The)	32,000	324,127
	Taisei Lamick Co. Ltd.	12,100	240,982
	Takachiho Koheki Co. Ltd.	39,500	462,477
	Takamatsu Construction Group Co. Ltd.	67,600	1,125,932
#	Takano Co. Ltd.	156,000	952,619
	Takaoka Toko Co. Ltd.	213,044	2,641,682
	Takara Leben Co. Ltd.	875,900	2,003,425
	Takara Standard Co. Ltd.	602,953	6,023,946
#	Takasago International Corp.	201,400	4,061,561
#	Takashima & Co. Ltd.	51,800	915,254
	Takashimaya Co. Ltd.	1,718,017	15,670,449
#	TAKEBISHI Corp.	54,400	609,802
	Takisawa Machine Tool Co. Ltd.	12,100	112,381
	Tanabe Engineering Corp.	25,500	177,882
	Tatsuta Electric Wire & Cable Co. Ltd.	613,300	2,181,390
#	Tayca Corp.	84,200	774,274
#	Tbk Co. Ltd.	585,500	1,556,573
#	TECHNO ASSOCIE Co. Ltd.	167,000	1,481,280
	Techno Ryowa Ltd.	220,770	1,445,671
	Teijin Ltd.	131,200	1,402,040
#	Teikoku Tsushin Kogyo Co. Ltd.	169,700	1,869,644
	Tekken Corp.	195,600	2,767,429
	Tenma Corp.	366,400	6,236,509
	Terasaki Electric Co. Ltd.	13,100	101,534
#	Tigers Polymer Corp.	292,100	968,061
	Toa Corp.	221,100	1,194,913
	Toa Corp.	281,300	6,148,829
	Toa Oil Co. Ltd.	97,500	2,023,622
	TOA ROAD Corp.	102,300	3,939,959
	Toabo Corp.	41,400	123,625

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toagosei Co. Ltd.	1,809,500	$14,863,840
#	Tobishima Corp.	222,800	1,755,539
	TOC Co. Ltd.	242,400	1,248,515
	Toda Corp.	794,500	4,564,820
	Toenec Corp.	215,500	5,515,144
	Togami Electric Manufacturing Co. Ltd.	13,000	169,430
#	Toho Acetylene Co. Ltd.	15,900	134,803
	Toho Bank Ltd. (The)	1,836,900	2,861,708
	Toho Co. Ltd.	14,000	121,320
#	Toho Holdings Co. Ltd.	487,600	7,915,077
	Toho Zinc Co. Ltd.	170,000	3,627,586
#	Tohoku Bank Ltd. (The)	195,599	1,503,497
	Tohoku Steel Co. Ltd.	7,500	96,638
	Tokai Corp.	12,700	168,272
	Tokai Lease Co. Ltd.	61,799	732,841
	Tokai Rika Co. Ltd.	863,300	9,095,892
	Tokai Tokyo Financial Holdings, Inc.	1,787,900	5,303,944
	Tokushu Tokai Paper Co. Ltd.	140,722	3,737,657
	Tokuyama Corp.	826,600	10,993,923
	Tokyo Energy & Systems, Inc.	566,400	4,256,091
#	Tokyo Keiki, Inc.	274,376	2,390,421
	Tokyo Kiraboshi Financial Group, Inc.	111,400	1,505,166
	Tokyo Radiator Manufacturing Co. Ltd.	40,400	201,996
	Tokyo Rakutenchi Co. Ltd.	5,200	158,243
#	Tokyo Rope Manufacturing Co. Ltd.	118,000	763,831
#	Tokyo Sangyo Co. Ltd.	484,900	2,644,973
	Tokyo Tekko Co. Ltd.	212,900	2,090,143
	Toli Corp.	1,102,900	1,845,407
#	Tomato Bank Ltd.	172,700	1,357,645
#	Tomoe Corp.	647,200	2,321,264
#	Tomoe Engineering Co. Ltd.	118,700	2,127,397
	Tomoku Co. Ltd.	267,800	3,067,195
	TOMONY Holdings, Inc.	3,172,000	8,022,781
	Tonami Holdings Co. Ltd.	150,700	4,068,772
	Topre Corp.	353,100	2,993,773
	Topy Industries Ltd.	408,400	3,244,950
#	Torigoe Co. Ltd. (The)	141,000	701,504
	Torishima Pump Manufacturing Co. Ltd.	60,200	592,235
	Tosei Corp.	397,600	3,345,560
	Totech Corp.	2,200	44,511
	Totetsu Kogyo Co. Ltd.	15,000	271,151
	Tottori Bank Ltd. (The)	69,399	636,122
#	Towa Bank Ltd. (The)	693,900	2,881,851
*	Toyo Construction Co. Ltd.	1,361,200	9,794,278
	Toyo Corp.	113,600	908,492
#	Toyo Denki Seizo KK	137,550	973,858
*	Toyo Engineering Corp.	5,600	26,152
	Toyo Ink SC Holdings Co. Ltd.	681,400	10,146,317
	Toyo Kanetsu KK	81,900	1,531,178
#	Toyo Logistics Co. Ltd.	106,800	252,686
#	Toyo Machinery & Metal Co. Ltd.	296,900	1,372,004
	Toyo Securities Co. Ltd.	159,600	214,082
	Toyo Seikan Group Holdings Ltd.	175,500	1,898,275
#	Toyo Tanso Co. Ltd.	198,000	4,302,465
	Toyo Tire Corp.	189,600	2,174,701
#	Toyo Wharf & Warehouse Co. Ltd.	112,299	1,254,614
	Toyobo Co. Ltd.	1,506,399	12,385,062
	Toyoda Gosei Co. Ltd.	69,400	1,010,602
	TPR Co. Ltd.	236,093	2,262,757

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Trinity Industrial Corp.	12,100	$65,184
	TS Tech Co. Ltd.	943,000	9,840,792
	TSI Holdings Co. Ltd.	331,500	775,824
	Tsubaki Nakashima Co. Ltd.	172,600	1,240,508
	Tsubakimoto Chain Co.	424,800	9,700,119
#	Tsubakimoto Kogyo Co. Ltd.	22,700	618,927
	Tsukishima Kikai Co. Ltd.	344,100	2,717,916
#	Tsukuba Bank Ltd.	1,199,667	1,797,050
	Tsurumi Manufacturing Co. Ltd.	245,900	3,519,845
	TV Asahi Holdings Corp.	324,000	3,700,846
	Tv Tokyo Holdings Corp.	176,700	2,763,747
#	TYK Corp.	561,500	1,232,238
	UACJ Corp.	865,099	14,473,066
	UBE Corp.	1,098,300	17,028,921
	Ueki Corp.	37,400	421,407
	Uniden Holdings Corp.	36,899	992,993
#	Unipres Corp.	704,300	4,054,013
	United Super Markets Holdings, Inc.	167,500	1,417,163
	Urbanet Corp. Co. Ltd.	119,500	277,319
	Valor Holdings Co. Ltd.	326,100	5,137,496
#	Wakachiku Construction Co. Ltd.	213,100	3,189,389
	Wakita & Co. Ltd.	870,700	7,245,106
#	Warabeya Nichiyo Holdings Co. Ltd.	348,200	4,453,762
	Watts Co. Ltd.	6,100	33,180
#	Wood One Co. Ltd.	121,175	1,284,134
	World Co. Ltd.	95,200	949,854
	Wowow, Inc.	22,800	270,318
	Xebio Holdings Co. Ltd.	570,300	4,028,047
#	Yachiyo Industry Co. Ltd.	162,700	824,735
	Yagi & Co. Ltd.	1,100	10,080
	Yahagi Construction Co. Ltd.	245,900	1,516,737
	Yaizu Suisankagaku Industry Co. Ltd.	108,600	750,587
	YAMABIKO Corp.	247,196	2,683,862
	Yamae Group Holdings Co. Ltd.	17,900	140,737
	Yamagata Bank Ltd. (The)	66,600	443,602
	Yamaguchi Financial Group, Inc.	2,164,448	11,868,035
	Yamanashi Chuo Bank Ltd. (The)	35,774	270,865
	Yamatane Corp.	215,499	2,760,368
#	Yamato Corp.	334,100	1,882,260
	Yamato Kogyo Co. Ltd.	196,800	6,351,369
	Yamaya Corp.	57,600	1,105,491
	Yamazawa Co. Ltd.	16,000	188,500
	Yamazen Corp.	14,800	109,302
#	Yasuda Logistics Corp.	273,100	2,050,203
	Yellow Hat Ltd.	205,200	2,563,362
	Yodogawa Steel Works Ltd.	450,900	8,534,885
	Yokogawa Bridge Holdings Corp.	16,900	247,847
	Yokohama Rubber Co. Ltd. (The)	52,600	704,240
	Yokorei Co. Ltd.	1,189,600	7,950,791
#	Yondenko Corp.	170,100	2,292,913
#	Yorozu Corp.	439,900	2,619,643
	Yotai Refractories Co. Ltd.	271,900	2,827,960
*	Yuasa Funashoku Co. Ltd.	43,599	870,726
	Yuasa Trading Co. Ltd.	69,500	1,550,651
#	Yuken Kogyo Co. Ltd.	48,400	626,685
	Yurtec Corp.	1,069,900	5,651,155
	Yushiro Chemical Industry Co. Ltd.	188,700	1,503,064
	Yutaka Giken Co. Ltd.	12,800	174,818
	Zaoh Co. Ltd.	28,700	438,722

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zenitaka Corp.	47,100	$1,360,671
	Zuiko Corp.	100	600

TOTAL JAPAN			2,575,539,421

NETHERLANDS — (2.8%)
*	Accell Group NV	3,489	210,767
*	Amsterdam Commodities NV	1,435	38,321
	APERAM SA	1,155,198	44,587,726
	Arcadis NV	17,036	710,805
	ASR Nederland NV	2,841,742	129,153,413
	Boskalis Westminster	1,096,676	38,087,877
	Brunel International NV	61,696	716,877
#	ForFarmers NV	141,027	432,660
*	Fugro NV	420,669	5,153,339
	Heijmans NV	593,357	8,149,258
*	Hunter Douglas NV	7,315	1,337,666
*Ω	Intertrust NV	25,055	517,014
	Kendrion NV	45,181	860,086
#*	Koninklijke BAM Groep NV	3,804,599	10,530,514
	Koninklijke Vopak NV	248,023	6,669,274
	Ordina NV	2,532,734	11,584,673
#	SBM Offshore NV	4,336,093	62,834,933
Ω	Signify NV	148,073	6,264,611
*	Sligro Food Group NV	28,057	658,532
#*††^	SNS NV	4,044,025	0

TOTAL NETHERLANDS			328,498,346

NEW ZEALAND — (0.3%)
#*	Air New Zealand Ltd.	13,989,204	7,939,348
	Arvida Group Ltd.	2,176,862	2,298,744
*	Channel Infrastructure NZ Ltd.	1,205,307	840,448
	Chorus Ltd.	1,492,360	7,080,112
	Colonial Motor Co. Ltd.	247,107	1,712,670
	Heartland Group Holdings Ltd.	2,787,941	4,115,783
	KMD Brands Ltd.	4,508,821	3,995,665
#*	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	1,298,034
#	NZME Ltd.	1,169,418	1,082,707
	Oceania Healthcare Ltd.	1,285,103	852,851
#	PGG Wrightson Ltd.	209,401	543,762
*††^	RPNZ Ltd.	832,183	0
#*	Sanford Ltd.	1,058,967	3,081,872
*	SKY Network Television Ltd.	977,258	1,685,866
	SKYCITY Entertainment Group Ltd.	682,461	1,274,939
*	Tourism Holdings Ltd.	255,804	494,716
	TOWER Ltd.	403,954	182,252
#	Turners Automotive Group Ltd.	60,435	157,163
	Z Energy Ltd.	299,649	731,254

TOTAL NEW ZEALAND			39,368,186

NORWAY — (1.1%)
#*	Akastor ASA	1,259,824	1,093,574
*	Aker BioMarine ASA	6,974	39,820
#	Aker Solutions ASA	2,709,055	9,360,740
	American Shipping Co. ASA	818,538	2,828,184
*	Archer Ltd.	448,448	139,731
Ω	Avance Gas Holding Ltd.	30,754	130,133
	B2Holding ASA	1,346,731	1,272,858
	Bonheur ASA	280,955	10,447,817

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Borr Drilling Ltd.	65,339	$252,862
#*	BW Energy Ltd.	797,471	2,321,240
Ω	BW LPG Ltd.	1,709,198	10,747,909
	BW Offshore Ltd.	2,514,124	7,230,690
	DNO ASA	5,864,584	8,890,381
*	FLEX LNG Ltd.	164,412	4,627,768
#*	Frontline Ltd.	1,590,340	13,171,431
	Golden Ocean Group Ltd.	764,694	9,519,774
*	Hafnia Ltd.	347,734	1,022,478
	Hunter Group ASA	3,693,565	1,208,172
	Komplett Bank ASA	29,546	22,602
*	Kongsberg Automotive ASA	2,331,465	610,516
*	Magseis Fairfield ASA	436,484	284,073
	MPC Container Ships ASA	44,448	132,299
*Ω	Norske Skog ASA	12,539	68,724
#*	Norwegian Energy Co. ASA	3,030	112,576
#*	NRC Group ASA	60,625	120,905
*	Odfjell Drilling Ltd.	2,308,447	5,921,037
#*	Odfjell SE, Class A	307,399	1,504,944
*	Odfjell Technology Ltd.	380,792	917,942
Ω	Okeanis Eco Tankers Corp.	98,548	995,611
*	Otello Corp. ASA	616	1,771
	Pareto Bank ASA	63,023	365,291
#*	PGS ASA	6,985,560	2,666,443
	Saga Pure ASA	31,546	9,446
*Ω	Shelf Drilling Ltd.	721,792	1,009,576
#*	Solstad Offshore ASA	171,390	267,278
	Sparebank 1 Oestlandet	34,493	504,741
	SpareBank 1 Sorost-Norge	27,493	170,346
	Sparebanken More	15,305	130,543
	Stolt-Nielsen Ltd.	586,868	10,600,997
	TGS ASA	451,612	6,966,912
	Treasure ASA	42,641	74,004
#	Wilh Wilhelmsen Holding ASA, Class A	227,350	5,552,630
#Ω	XXL ASA	1,616,635	1,691,060

TOTAL NORWAY			125,007,829

PORTUGAL — (0.3%)
*	Banco Comercial Portugues SA, Class R	116,370,381	17,989,609
*	Ibersol SGPS SA	5,868	34,482
#	NOS SGPS SA	1,504,140	6,360,701
	Sonae SGPS SA	10,546,539	11,385,923

TOTAL PORTUGAL			35,770,715

SINGAPORE — (0.9%)
*	Amara Holdings Ltd.	96,100	25,402
	Avarga Ltd.	61,600	10,756
*	Banyan Tree Holdings Ltd.	2,791,500	580,608
	Bonvests Holdings Ltd.	1,274,180	856,677
	Bukit Sembawang Estates Ltd.	101,100	367,361
#	China Aviation Oil Singapore Corp. Ltd.	1,276,700	820,811
#	Chip Eng Seng Corp. Ltd.	7,806,698	2,584,184
	Chuan Hup Holdings Ltd.	6,184,800	1,033,154
*	COSCO Shipping International Singapore Co. Ltd.	259,200	45,842
#	Del Monte Pacific Ltd.	943,400	258,130
*††^	DMX Technologies Group Ltd.	3,585,000	0
#*††^	Ezra Holdings Ltd.	12,978,893	19,333
	Far East Orchard Ltd.	3,661,742	2,955,246

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	First Sponsor Group Ltd.	1,045,655	$995,624
	GK Goh Holdings Ltd.	2,099,974	1,428,517
	Golden Agri-Resources Ltd.	44,119,300	10,307,860
	GP Industries Ltd.	259,908	116,750
#	GuocoLand Ltd.	2,914,900	3,437,605
#	Hanwell Holdings Ltd.	3,464,343	1,001,121
	Haw Par Corp. Ltd.	205,100	1,726,248
	Hiap Hoe Ltd.	73,800	40,048
#	Ho Bee Land Ltd.	6,013,600	13,140,426
#	Hong Fok Corp. Ltd.	5,817,460	3,757,399
*††^	Hong Fok Land Ltd.	4,248,000	0
	Hong Leong Asia Ltd.	3,055,200	1,720,319
#	Hong Leong Finance Ltd.	1,122,300	2,086,412
#	Hotel Grand Central Ltd.	2,778,549	2,021,312
	Hutchison Port Holdings Trust	26,696,000	6,363,152
#*††^	Hyflux Ltd.	6,643,700	205,539
*	Indofood Agri Resources Ltd.	423,200	110,824
	InnoTek Ltd.	62,100	26,097
#	Japfa Ltd.	3,324,759	1,443,474
*††^	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
#*††^	K1 Ventures Ltd.	2,371,600	0
	Low Keng Huat Singapore Ltd.	275,800	93,637
	Metro Holdings Ltd.	7,977,860	4,441,567
#*††^	Midas Holdings Ltd.	29,676,800	772,526
#	OUE Ltd.	3,897,500	3,826,982
	Oxley Holdings Ltd.	69,709	9,164
#	QAF Ltd.	3,340,708	2,122,612
*	Raffles Education Corp. Ltd.	3,822,490	183,768
*	Sembcorp Marine Ltd.	26,413,300	2,071,065
	SIIC Environment Holdings Ltd.	6,906,500	1,098,892
	Sinarmas Land Ltd.	387,100	61,232
#	Sing Holdings Ltd.	1,587,200	435,071
	Sing Investments & Finance Ltd.	176,600	190,786
	Singapore Land Group Ltd.	1,855,221	3,447,843
	Singapore Post Ltd.	563,500	289,372
	Singapura Finance Ltd.	210,000	127,040
	SPH REIT	8,440,752	5,950,853
#	Stamford Land Corp. Ltd.	7,527,258	2,167,548
#	Straits Trading Co. Ltd.	619,300	1,482,163
#*††^	Swiber Holdings Ltd.	10,173,200	150,066
#	Tiong Woon Corp. Holding Ltd.	2,080,150	808,158
#	Tuan Sing Holdings Ltd.	14,889,523	4,357,114
	UOB-Kay Hian Holdings Ltd.	343,622	404,784
	Valuetronics Holdings Ltd.	254,200	97,001
	Wee Hur Holdings Ltd.	225,000	33,919
#	Wing Tai Holdings Ltd.	6,996,554	8,781,413
	Yeo Hiap Seng Ltd.	323,363	205,984

TOTAL SINGAPORE			103,096,791

SPAIN — (2.2%)
	Acerinox SA	986,884	10,391,126
*††^	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	59,816	1,399,255
	Atresmedia Corp. de Medios de Comunicacion SA	366,148	1,400,639
	Banco de Sabadell SA	55,222,945	42,857,100
	Bankinter SA	11,495,360	67,648,749
#*††^	Caja de Ahorros del Mediterraneo	298,813	0
#*	Deoleo SA	223,490	80,714
#	Ebro Foods SA	1,773,514	31,887,103

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	eDreams ODIGEO SA	767,783	$6,171,517
	Elecnor SA	66,287	781,969
*	Ence Energia y Celulosa SA	296,717	1,111,493
#*	Ercros SA	2,950,841	10,118,835
	Fomento de Construcciones y Contratas SA	10,719	122,451
Ω	Gestamp Automocion SA	1,177,324	3,845,706
	Grupo Catalana Occidente SA	667,175	19,217,806
	Iberpapel Gestion SA	100,100	1,674,589
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	7,114,952	10,221,450
#	Mapfre SA	19,321,582	35,259,127
*	Mediaset Espana Comunicacion SA	1,242,293	5,559,224
	Miquel y Costas & Miquel SA	2,814	37,268
*Ω	Neinor Homes SA	246,892	2,797,068
#*	Obrascon Huarte Lain SA	2,935,444	2,528,878
#	Prosegur Cia de Seguridad SA	174,475	361,101
#*	Tubacex SA	2,049,499	4,468,122
Ω	Unicaja Banco SA	3,746,606	3,529,263
*	Vocento SA	836,736	855,721

TOTAL SPAIN			264,326,274

SWEDEN — (2.7%)
Ω	AcadeMedia AB	1,004,208	5,668,900
#	AFRY AB	113,022	1,873,638
Ω	Alimak Group AB	256,802	2,709,950
	Alligo AB, Class B	289,288	3,313,305
Ω	Ambea AB	347,801	1,765,347
*	Annehem Fastigheter AB, Class B	90,490	246,587
#	AQ Group AB	17,186	490,220
	Arjo AB, Class B	1,890,764	14,193,689
*Ω	Attendo AB	623,730	1,686,730
	BE Group AB	60,773	989,749
*	Beijer Electronics Group AB	16,339	107,937
	Bergman & Beving AB	464,488	5,958,595
	Betsson AB, Class B	1,719,612	10,563,451
#*	Better Collective AS	4,100	63,195
#*	BHG Group AB	1,786	12,297
	Bilia AB, Class A	75,281	1,043,990
	Bjorn Borg AB	25,586	118,691
	Bonava AB, Class B	1,106,024	5,369,212
#	Bulten AB	342,192	2,394,816
	Bure Equity AB	754,700	17,797,016
	Byggmax Group AB	1,321,286	10,161,605
*	Careium AB	312,270	456,966
	Catella AB	15,982	62,593
#*	Catena Media PLC	193,117	812,796
	Clas Ohlson AB, Class B	14,676	166,617
	Cloetta AB, Class B	4,859,529	12,280,192
*	Collector AB	277,886	1,212,281
#*	Doro AB	426,802	946,723
*	Duni AB	591,285	5,411,058
#Ω	Dustin Group AB	167,341	1,202,396
	Elanders AB, Class B	131,956	1,993,127
*Ω	Eltel AB	29,797	35,044
*	Enea AB	5,830	69,291
	Fagerhult AB	154,831	777,084
	Granges AB	2,406,869	19,767,312
#*	Haldex AB	507,188	2,084,211
	Hanza Holding AB	49,256	203,140
*Ω	Hoist Finance AB	665,980	2,051,974

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Humana AB	314,915	$1,652,952
#*,*	International Petroleum Corp.	1,744,805	16,728,980
	Inwido AB	1,221,332	16,861,537
*	ITAB Shop Concept AB	135,825	152,951
	JM AB	831,138	19,195,225
	Kabe Group AB, Class B	1,549	37,175
#*	Karo Pharma AB	93,905	539,595
	KNOW IT AB	2,287	70,438
	Lindab International AB	1,368,382	31,915,812
#	Loomis AB	654,856	16,316,215
#*	Maha Energy AB	15,455	29,926
*	Mekonomen AB	725,513	8,361,268
	Midsona AB, Class B	13,731	35,339
*	Modern Times Group MTG AB, Class B	290,187	3,068,979
*	Momentum Group AB	289,288	2,203,661
Ω	Munters Group AB	121,966	728,630
	NCC AB, Class B	156,715	1,941,744
*	Net Insight AB, Class B	2,259,160	923,705
	New Wave Group AB, Class B	1,420,239	24,798,115
	Nobia AB	551,909	2,165,958
	Nordic Waterproofing Holding AB	203,001	3,718,653
	Peab AB, Class B	21,386	204,311
	Prevas AB, Class B	10,196	130,899
	Pricer AB, Class B	255,844	406,734
	Proact IT Group AB	7,539	54,855
	Ratos AB, Class B	2,883,765	14,713,117
	Rejlers AB	18,138	279,118
Ω	Resurs Holding AB	1,767,780	5,141,917
	Rottneros AB	1,476,125	1,998,061
#	Scandi Standard AB	49,916	196,253
	Semcon AB	315,288	4,000,369
*	Sensys Gatso Group AB	770,060	74,934
*	Serneke Group AB	4,644	21,854
*	Solid Forsakring AB	176,778	858,284
*	Stillfront Group AB	114,832	231,915
	Systemair AB	14,245	90,465
	Tethys Oil AB	362,847	3,437,901
	VBG Group AB, Class B	58,755	840,174

TOTAL SWEDEN			320,189,744

SWITZERLAND — (5.8%)
	Adecco Group AG	38,210	1,474,519
	Allreal Holding AG	289,293	54,567,300
#*	ams-OSRAM AG	2,656,787	32,500,910
	Arbonia AG	936,334	16,674,164
*	Aryzta AG	3,317,819	3,089,318
	Autoneum Holding AG	50,770	6,005,519
	Baloise Holding AG	207,973	36,175,020
	Banque Cantonale de Geneve	34,944	5,932,044
	Banque Cantonale du Jura SA	4,005	225,322
#	Banque Cantonale Vaudoise	137,442	11,615,606
	Bell Food Group AG	39,181	10,649,639
	Bellevue Group AG	86,870	3,337,003
	Berner Kantonalbank AG	50,137	11,541,430
	Bobst Group SA	106,523	8,985,040
	Bystronic AG	8,376	6,951,196
	Calida Holding AG	48,974	2,463,253
	Carlo Gavazzi Holding AG	8,658	2,610,374
	Cembra Money Bank AG	81,372	5,871,397

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Cicor Technologies Ltd.	21,958	$1,163,416
	Cie Financiere Tradition SA	20,744	2,332,559
	EFG International AG	1,827,664	13,776,496
	Energiedienst Holding AG	23,810	1,065,064
*	Feintool International Holding AG	29,234	1,288,644
*	Flughafen Zurich AG	48,643	8,225,466
#*	GAM Holding AG	1,845,098	1,903,991
	Gurit Holding AG	5,893	7,512,521
	Helvetia Holding AG	629,771	80,929,767
	Huber & Suhner AG	61,835	5,423,123
	Hypothekarbank Lenzburg AG	8	34,460
#*	Implenia AG	294,928	6,668,718
	Investis Holding SA	19,777	2,283,987
*	Jungfraubahn Holding AG	26,942	3,839,978
#	Kudelski SA	185,492	617,884
#	Landis+Gyr Group AG	291,675	16,278,128
	Liechtensteinische Landesbank AG	195,341	10,801,877
#	Luzerner Kantonalbank AG	25,490	10,877,128
Ω	Medmix AG	27,422	920,936
	Meier Tobler Group AG	3,397	79,456
	Metall Zug AG, Class B	1,324	2,759,229
#	Mobimo Holding AG	108,551	31,044,772
	OC Oerlikon Corp. AG	734,094	5,234,570
	Orell Fuessli AG	244	22,216
	Phoenix Mecano AG	7,645	3,054,982
	Rieter Holding AG	25,236	3,430,588
	Schweiter Technologies AG	5,551	5,584,876
	Siegfried Holding AG	64,599	46,830,359
	St Galler Kantonalbank AG	50,635	24,418,840
	Sulzer AG	54,756	4,102,736
	Swiss Prime Site AG	527,115	51,522,583
*	Swiss Steel Holding AG	3,097,290	878,892
	Thurgauer Kantonalbank	11,153	1,284,008
	TX Group AG	16,883	2,389,623
*	u-blox Holding AG	814	67,624
	Valiant Holding AG	96,555	9,644,658
	Valora Holding AG	85,100	13,914,493
	Vaudoise Assurances Holding SA	23,543	11,014,782
	Vetropack Holding AG	150,567	6,194,781
	Vifor Pharma AG	53,229	9,402,820
	Vontobel Holding AG	311,364	22,772,148
	VP Bank AG, Class A	71,180	7,124,541
*	V-ZUG Holding AG	17,007	1,886,646
	Walliser Kantonalbank	15,400	1,750,294
	Zehnder Group AG	175,565	13,728,369
	Zug Estates Holding AG, Class B	626	1,280,458
	Zuger Kantonalbank AG	361	2,716,168

TOTAL SWITZERLAND			680,748,709

UNITED KINGDOM — (11.7%)
	AG Barr PLC	27,647	201,112
	Alliance Pharma PLC	1,224,690	1,759,136
	Anglo Pacific Group PLC	2,627,440	5,976,020
	Anglo-Eastern Plantations PLC	308,411	3,386,202
*	Babcock International Group PLC	6,828,555	26,071,117
Ω	Bakkavor Group PLC	268,371	355,924
	Balfour Beatty PLC	7,677,773	23,261,434
	Bank of Georgia Group PLC	762,644	11,750,334
	Beazley PLC	1,277,637	6,882,117

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bellway PLC	1,802,277	$54,739,243
Ω	Biffa PLC	809,902	3,512,740
	Bloomsbury Publishing PLC	836,837	4,199,164
	Bodycote PLC	1,732,519	13,437,170
	Breedon Group PLC	1,627,157	1,609,585
	Burford Capital Ltd.	744,775	6,368,312
	Camellia PLC	661	50,149
	Capital Ltd.	78,363	98,841
#*	Capricorn Energy PLC	2,083,594	5,359,085
*	Card Factory PLC	965,492	705,430
	CareTech Holdings PLC	290,708	2,682,473
	Carr’s Group PLC	643,356	1,180,654
	Castings PLC	470,165	1,913,035
*	Cazoo Group Ltd.	476,291	804,932
	Centamin PLC	29,679,159	34,015,826
	Central Asia Metals PLC	937,210	3,140,117
	Chemring Group PLC	2,698,565	11,784,527
	Chesnara PLC	1,657,682	5,953,268
*	Cineworld Group PLC	49,644	19,002
	Close Brothers Group PLC	3,289,003	45,605,030
*	Costain Group PLC	12,664	6,269
	Crest Nicholson Holdings PLC	5,221,017	16,427,788
	Currys PLC	16,538,911	19,175,829
*	De La Rue PLC	91,919	127,151
	DFS Furniture PLC	68,618	143,126
	DiscoverIE Group PLC	259,701	2,463,468
	Diversified Energy Co. PLC	1,525,418	2,304,686
	Drax Group PLC	6,216,333	62,820,389
*	Elementis PLC	6,157,439	9,353,088
*	EnQuest PLC	33,030,555	13,369,678
	Epwin Group PLC	241,779	258,884
	Essentra PLC	1,494,011	5,854,954
	Ferrexpo PLC	2,059,831	4,229,730
*	Firstgroup PLC	8,158,903	11,453,386
#*	Flowtech Fluidpower PLC	90,707	145,040
	Foxtons Group PLC	1,159,819	612,247
*	Frasers Group PLC	3,743,887	31,798,197
	Fuller Smith & Turner PLC, Class A	21,478	161,682
	Galliford Try Holdings PLC	1,294,816	2,777,558
	Gem Diamonds Ltd.	311,903	230,332
	Genel Energy PLC	2,520,010	5,798,770
*	Georgia Capital PLC	159,944	1,212,674
	Grafton Group PLC	5,475,243	66,312,087
	Grainger PLC	6,974,368	25,943,042
*	Greencore Group PLC	1,802,791	2,590,029
*	Griffin Mining Ltd.	11,516	16,103
	Gulf Keystone Petroleum Ltd.	3,704,458	11,254,260
	H&T Group PLC	76,741	335,103
	Halfords Group PLC	4,702,960	13,382,531
	Hargreaves Services PLC	15,590	115,924
	Harworth Group PLC	260,463	545,357
	Headlam Group PLC	269,753	1,231,289
	Helical PLC	1,502,609	8,171,071
	Henry Boot PLC	1,340,357	5,450,080
	Hiscox Ltd.	28,601	339,616
	Hochschild Mining PLC	1,783,336	2,619,665
	Hunting PLC	1,860,250	6,781,225
Ω	Ibstock PLC	943,488	2,227,288
	Inchcape PLC	1,952,202	17,467,647

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	International Personal Finance PLC	2,766,510	$3,295,927
	iomart Group PLC	44,099	99,616
	IP Group PLC	1,027,589	1,059,606
*	IQE PLC	792,412	297,941
*	James Fisher & Sons PLC	1,708	8,422
*	John Wood Group PLC	6,357,421	17,676,894
*	Johnson Service Group PLC	82,469	113,404
	Jupiter Fund Management PLC	2,307,449	5,150,312
	Just Group PLC	1,303,425	1,376,932
	Keller Group PLC	1,721,911	18,145,498
*	Kier Group PLC	346,229	342,835
	Lancashire Holdings Ltd.	1,867,214	9,896,030
*	Lookers PLC	4,086,564	4,264,731
	LSL Property Services PLC	37,489	183,737
	Man Group PLC	14,468,398	42,168,541
*	Marks & Spencer Group PLC	13,889,651	23,711,297
*	Marston’s PLC	6,820,234	6,409,850
*	McBride PLC	11,220	5,162
	Mears Group PLC	2,198,150	5,445,708
*	Mediclinic International PLC	6,077,243	28,173,721
	Micro Focus International PLC	1,195,995	5,647,722
*	Mitchells & Butlers PLC	6,916,141	19,701,557
	Mitie Group PLC	1,317,770	888,365
	MJ Gleeson PLC	501,045	3,760,813
	Morgan Sindall Group PLC	193,589	5,219,611
	MP Evans Group PLC	24,308	287,613
#*	N Brown Group PLC	667,028	243,432
*	National Express Group PLC	9,986,486	30,954,829
	Norcros PLC	218,587	655,648
	Numis Corp. PLC	17,818	55,828
	OSB Group PLC	3,464,237	24,181,895
	Pan African Resources PLC	2,569,647	705,514
	Paragon Banking Group PLC	6,577,529	40,677,095
*	Pendragon PLC	17,857,926	4,935,530
*	Petrofac Ltd.	572,797	965,584
	Pets at Home Group PLC	5,052,860	19,613,199
*	Pharos Energy PLC	2,007,193	678,305
*	Playtech PLC	4,272,115	27,926,334
	Premier Foods PLC	13,194,191	18,399,779
	Provident Financial PLC	131,584	421,161
	QinetiQ Group PLC	1,528,579	6,485,174
Ω	Quilter PLC	14,744,034	24,287,610
*	Rank Group PLC	136,712	183,646
	Rathbones Group PLC	31,887	841,696
	Reach PLC	4,791,808	9,765,019
	Redde Northgate PLC	3,692,006	18,263,925
	Redrow PLC	6,644,105	43,554,077
*	Renewi PLC	443,226	3,833,988
*	Restaurant Group PLC	145,180	111,128
	RHI Magnesita NV	6,222	185,111
	Ricardo PLC	88,170	401,678
	Royal Mail PLC	427,538	1,832,555
	RPS Group PLC	3,464,340	4,435,680
	RWS Holdings PLC	191,718	1,049,991
	S&U PLC	8,282	246,531
*	Saga PLC	1,097,436	3,049,800
	Secure Trust Bank PLC	597	8,513
*	Senior PLC	1,892,123	3,044,565
	Serco Group PLC	2,659,211	5,028,786

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Severfield PLC	1,330,408	$1,121,132
*	SIG PLC	5,880,658	3,040,223
	Speedy Hire PLC	6,858,921	4,450,899
*Ω	Spire Healthcare Group PLC	3,418,608	9,228,226
*	Staffline Group PLC	53,623	37,552
*	Superdry PLC	560,377	1,067,169
	Tate & Lyle PLC	753,470	7,323,429
	TBC Bank Group PLC	183,473	2,893,122
*	Ted Baker PLC	160,100	295,419
Ω	TI Fluid Systems PLC	304,551	618,908
	TP ICAP Group PLC	11,021,089	18,229,005
	Travis Perkins PLC	4,464,949	68,101,295
	Trifast PLC	873,115	1,174,726
	TT Electronics PLC	3,308,816	7,519,911
*	Tullow Oil PLC	7,583,119	5,280,283
	Tyman PLC	1,685,759	5,790,236
	Vertu Motors PLC	2,423,066	1,572,196
	Vesuvius PLC	6,793,330	27,618,560
	Virgin Money UK PLC	6,603,532	14,326,981
	Vistry Group PLC	5,253,423	54,809,368
Ω	Vivo Energy PLC	79,420	143,593
	Vp PLC	276,189	3,356,049
	Wickes Group PLC	2,862,724	6,824,619
	Young & Co’s Brewery PLC, Class A	29,085	505,186
	Zotefoams PLC	3,087	13,112

TOTAL UNITED KINGDOM			1,378,025,872

TOTAL COMMON STOCKS			11,281,754,509

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA	176,532	8,736,553
	Jungheinrich AG	132,545	3,241,789
	STO SE & Co. KGaA	25,357	5,320,280

TOTAL GERMANY			17,298,622

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	5,202	69,041

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	347,241	0

SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	10,557,095	0

SWITZERLAND — (0.0%)
#*	Mobimo Holding AG Rights 05/03/2022.	108,551	378,297

TOTAL RIGHTS/WARRANTS			447,338

TOTAL INVESTMENT SECURITIES (Cost $10,671,899,092)			11,299,500,469

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	44,836,577	$518,624,690

TOTAL INVESTMENTS — (100.0%) (Cost $11,190,457,821)		$11,818,125,159

As of April 30, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	854	06/17/22	$184,855,611	$176,244,250	$(8,611,361)

Total Futures Contracts			$184,855,611	$176,244,250	$(8,611,361)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	—	$837,053,174	—		$837,053,174
Austria	—	86,708,062	—		86,708,062
Belgium	$1,843,031	196,325,317	—		198,168,348
Canada	1,433,881,752	921,959	—		1,434,803,711
China	12,485,033	4,690,932	—		17,175,965
Denmark	—	324,002,369	—		324,002,369
Finland	—	245,292,736	—		245,292,736
France	—	481,479,698	—		481,479,698
Germany	—	822,216,043	—		822,216,043
Greece	—	—	$1,812		1,812
Hong Kong	—	286,396,893	519,147		286,916,040
Ireland	—	40,469,774	—		40,469,774
Israel	178,844	177,064,544	—		177,243,388
Italy	—	479,651,502	—		479,651,502
Japan	5,005,617	2,570,533,804	—		2,575,539,421
Netherlands	—	328,498,346	—		328,498,346
New Zealand	—	39,368,186	—		39,368,186
Norway	2,641,586	122,366,243	—		125,007,829
Portugal	—	35,770,715	—		35,770,715
Singapore	—	101,949,327	1,147,464		103,096,791
Spain	—	264,326,274	—		264,326,274
Sweden	10,202,251	309,987,493	—		320,189,744
Switzerland	—	680,748,709	—		680,748,709
United Kingdom	—	1,378,025,872	—		1,378,025,872
Preferred Stocks
Germany	—	17,298,622	—		17,298,622
Rights/Warrants
Canada	—	69,041	—		69,041
Switzerland	—	378,297	—		378,297
Securities Lending Collateral	—	518,624,690	—		518,624,690
Futures Contracts**	(8,611,361)	—	—		(8,611,361)

TOTAL	$1,457,626,753	$10,350,218,622	$1,668,423	^	$11,809,513,798

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.7%)
AUSTRALIA — (6.6%)
*	A2B Australia Ltd.	175,655	$157,075
	Accent Group Ltd.	350,750	353,129
#	Adairs Ltd.	91,594	182,100
	Adbri Ltd.	327,958	669,310
*	Ainsworth Game Technology Ltd.	31,523	23,552
*	Alkane Resources Ltd.	272,008	194,711
*	Alliance Aviation Services Ltd.	48,114	128,216
*	Allkem Ltd.	142,312	1,186,059
	ALS Ltd.	85,381	773,133
	Altium Ltd.	13,192	297,180
	Alumina Ltd.	723,499	910,882
#*	AMA Group Ltd.	431,520	84,131
*	AMP Ltd.	3,140,999	2,537,692
	Ampol Ltd.	67,070	1,576,897
	Ansell Ltd.	62,004	1,187,576
*	Antipa Minerals Ltd.	1,091,431	32,859
#	Appen Ltd.	56,091	256,220
#*	Arafura Resources Ltd.	799,022	216,481
	ARB Corp. Ltd.	28,517	790,418
#*	Ardent Leisure Group Ltd.	183,308	171,595
	Aristocrat Leisure Ltd.	25,149	583,515
	ASX Ltd.	11,971	723,763
	Atlas Arteria Ltd.	53,390	259,372
	AUB Group Ltd.	21,294	344,766
#*	Audinate Group Ltd.	1,942	8,309
#*	Aurelia Metals Ltd.	1,353,634	427,900
	Aurizon Holdings Ltd.	1,099,311	3,104,581
*	Aussie Broadband Ltd.	27,258	106,002
	Austal Ltd.	315,835	449,552
	Austin Engineering Ltd.	207,907	37,713
	Australia & New Zealand Banking Group Ltd.	274,007	5,214,131
*	Australian Agricultural Co. Ltd.	366,526	444,641
	Australian Ethical Investment Ltd.	20,629	83,822
	Australian Finance Group Ltd.	152,028	216,257
*	Australian Mines Ltd.	171,023	23,180
*	Australian Strategic Materials Ltd.	54,803	242,600
	Auswide Bank Ltd.	11,123	55,598
	AVJennings Ltd.	78,694	29,092
*	AVZ Minerals Ltd.	100,493	67,510
	Baby Bunting Group Ltd.	70,664	230,822
#	Bank of Queensland Ltd.	650,623	3,691,350
*	Bannerman Energy Ltd.	430,767	69,409
	Bapcor Ltd.	242,562	1,149,809
	Base Resources Ltd.	156,783	34,783
	Beach Energy Ltd.	1,801,011	2,053,363
	Beacon Lighting Group Ltd.	53,429	89,956
	Bega Cheese Ltd.	315,233	1,112,509
	Bell Financial Group Ltd.	111,621	97,193
*	Bellevue Gold Ltd.	267,599	180,114
	Bendigo & Adelaide Bank Ltd.	329,048	2,453,324
	BHP Group Ltd.	178,389	5,960,944
	BHP Group Ltd., Sponsored ADR	58,819	3,939,697
	Blackmores Ltd.	4,470	226,343
	BlueScope Steel Ltd.	230,931	3,282,829
	Brambles Ltd.	178,347	1,316,971

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Bravura Solutions Ltd.	166,332	$220,600
#	Breville Group Ltd.	23,017	381,450
	Brickworks Ltd.	89,732	1,490,405
	BWX Ltd.	95,454	125,569
*	Calima Energy Ltd.	243,590	31,576
*	Calix Ltd.	14,218	87,026
	Capitol Health Ltd.	499,605	114,145
	Capral Ltd.	1,919	12,673
*	Capricorn Metals Ltd.	52,724	153,381
#*	Carnarvon Energy Ltd.	583,850	96,397
	Carsales.com Ltd.	49,595	732,175
	Cash Converters International Ltd.	283,549	49,907
	Cedar Woods Properties Ltd.	72,687	237,932
*,*††^	Centrebet Litigatation	13,296	0
	Challenger Ltd.	645,886	3,267,893
	Champion Iron Ltd.	204,782	1,038,083
#*	City Chic Collective Ltd.	81,434	169,496
*	Clean Seas Seafood Ltd.	61,447	26,217
	Cleanaway Waste Management Ltd.	700,092	1,569,283
#	Clinuvel Pharmaceuticals Ltd.	15,776	181,443
	Clover Corp. Ltd.	36,665	34,884
#*	Cobalt Blue Holdings Ltd.	10,882	6,426
	Cochlear Ltd.	5,047	812,907
	Codan Ltd.	72,346	360,781
#*	Cogstate Ltd.	8,076	12,319
	Coles Group Ltd.	122,401	1,609,409
*	Collection House Ltd.	117,176	9,176
	Collins Foods Ltd.	98,017	701,862
	Commonwealth Bank of Australia	72,307	5,255,527
	Computershare Ltd.	71,095	1,253,410
#*	Cooper Energy Ltd.	1,417,896	289,564
*	Corporate Travel Management Ltd.	20,136	363,306
	Costa Group Holdings Ltd.	338,553	791,771
#	Credit Corp. Group Ltd.	35,352	675,983
*	Crown Resorts Ltd.	261,575	2,368,339
	CSR Ltd.	438,908	1,879,660
#*	Dacian Gold Ltd.	318,085	51,616
	Data#3 Ltd.	87,623	355,847
*	De Grey Mining Ltd.	168,734	141,967
*	Decmil Group Ltd.	92,383	8,177
#*	Deep Yellow Ltd.	40,616	25,999
	Deterra Royalties Ltd.	158,529	537,046
	Dicker Data Ltd.	19,757	182,694
	Domain Holdings Australia Ltd.	103,820	252,836
	Domino’s Pizza Enterprises Ltd.	9,057	474,778
	Downer EDI Ltd.	630,754	2,440,390
	Eagers Automotive Ltd.	91,820	848,726
#*	Eclipx Group Ltd.	298,743	584,992
#*	Ecograf Ltd.	71,699	24,298
	Elanor Investor Group	45,594	69,059
	Elders Ltd.	120,822	1,214,638
*	Elmo Software Ltd.	13,849	30,197
	Emeco Holdings Ltd.	358,517	210,676
*	Emerald Resources NL	52,160	44,226
#*	EML Payments Ltd.	90,389	97,854
	Endeavour Group Ltd.	37,895	207,439
*	Energy World Corp. Ltd.	1,371,925	74,206
	Enero Group Ltd.	40,866	101,142
#*	EnviroSuite Ltd.	100,794	9,643

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	EQT Holdings Ltd.	11,263	$219,026
	Estia Health Ltd.	259,321	423,664
	Euroz Hartleys Group Ltd.	3,491	4,143
*	EVENT Hospitality & Entertainment Ltd.	77,959	798,342
	Evolution Mining Ltd.	266,556	754,247
	Finbar Group Ltd.	18,455	10,357
	Fleetwood Ltd.	85,236	111,274
#*	Flight Centre Travel Group Ltd.	17,184	268,359
	Fortescue Metals Group Ltd.	151,890	2,295,524
*	Frontier Digital Ventures Ltd.	53,623	42,699
#	G8 Education Ltd.	908,748	700,312
*	Galan Lithium Ltd.	9,485	11,226
#*	Gascoyne Resources Ltd.	137,071	26,978
	Genworth Mortgage Insurance Australia Ltd.	358,907	754,598
	Gold Road Resources Ltd.	655,773	716,255
	GR Engineering Services Ltd.	12,983	18,965
	GrainCorp Ltd., Class A	206,682	1,493,559
	Grange Resources Ltd.	490,389	462,446
#*	Greenland Minerals Ltd.	712,099	34,947
	GUD Holdings Ltd.	122,694	1,102,085
	GWA Group Ltd.	199,820	319,174
	Hansen Technologies Ltd.	137,190	530,986
	Harvey Norman Holdings Ltd.	413,006	1,471,153
	Healius Ltd.	783,774	2,466,250
	Healthia Ltd.	3,249	4,182
#*	Helloworld Travel Ltd.	19,262	35,471
*	Highfield Resources Ltd.	71,871	56,247
*	Hot Chili Ltd.	64,306	74,514
	HT&E Ltd.	253,090	302,841
	HUB24 Ltd.	8,825	147,391
#	Humm Group Ltd.	349,557	202,386
#	IDP Education Ltd.	25,503	473,116
	IGO Ltd.	258,099	2,346,731
	Iluka Resources Ltd.	136,845	1,071,893
	Imdex Ltd.	294,540	516,722
*	Immutep Ltd., Sponsored ADR	10,187	23,328
#*	Imugene Ltd.	545,411	81,615
	Incitec Pivot Ltd.	1,227,495	3,310,579
	Infomedia Ltd.	294,614	261,750
	Inghams Group Ltd.	174,224	377,209
#	Insignia Financial Ltd.	608,168	1,461,938
	Insurance Australia Group Ltd.	158,809	507,124
	Integral Diagnostics Ltd.	158,298	438,942
*	Integrated Research Ltd.	47,760	25,557
	InvoCare Ltd.	55,229	473,854
*	ioneer Ltd.	343,732	159,664
	IPH Ltd.	94,439	500,655
	IRESS Ltd.	80,848	621,926
	IVE Group Ltd.	112,528	156,579
	James Hardie Industries PLC	35,000	1,008,988
#	James Hardie Industries PLC, Sponsored ADR	1,506	43,207
	JB Hi-Fi Ltd.	44,783	1,658,599
#*	Jervois Global Ltd.	84,421	53,617
	Johns Lyng Group Ltd.	58,594	366,728
	Jupiter Mines Ltd.	1,025,925	177,050
*	Karoon Energy Ltd.	513,750	737,795
#	Kelsian Group Ltd.	62,810	347,993
*	Kingsgate Consolidated Ltd.	56,400	56,760
#*	Kogan.com Ltd.	19,892	54,072

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Lark Distilling Co. Ltd.	13,663	$34,079
	Lendlease Corp. Ltd.	85,192	729,785
	Lifestyle Communities Ltd.	49,025	516,694
	Link Administration Holdings Ltd.	298,237	1,055,936
#*	Liontown Resources Ltd.	78,123	78,308
	Lovisa Holdings Ltd.	23,600	270,204
	Lycopodium Ltd.	4,501	19,205
*	Lynas Rare Earths Ltd.	64,679	405,871
	MA Financial Group Ltd.	20,529	99,314
	MACA Ltd.	287,000	163,064
	Macmahon Holdings Ltd.	971,526	115,442
	Macquarie Group Ltd.	18,831	2,710,977
*	Macquarie Telecom Group Ltd.	1,689	82,944
#	Magellan Financial Group Ltd.	22,071	249,690
#*	Mayne Pharma Group Ltd.	1,361,330	272,026
	McMillan Shakespeare Ltd.	51,609	430,424
	McPherson’s Ltd.	112,966	70,774
	Medibank Pvt Ltd.	415,793	934,346
*	Medical Developments International Ltd.	14,471	35,602
	Medusa Mining Ltd.	189,882	112,871
#*	Megaport Ltd.	9,647	57,312
#*	Mesoblast Ltd.	176,885	132,938
#*	Metals X Ltd.	558,329	288,806
	Metcash Ltd.	349,021	1,171,653
	Michael Hill International Ltd.	50,276	40,294
*	Mincor Resources NL	84,406	148,449
	Mineral Resources Ltd.	38,046	1,545,932
*	MMA Offshore Ltd.	206,966	82,901
#	Monadelphous Group Ltd.	69,891	520,634
	Monash IVF Group Ltd.	261,809	227,492
	Money3 Corp. Ltd.	172,998	317,914
	Mount Gibson Iron Ltd.	635,242	311,711
	Myer Holdings Ltd.	960,406	327,799
	MyState Ltd.	86,385	302,525
#*	Nanosonics Ltd.	38,363	106,007
	National Australia Bank Ltd.	308,973	7,053,444
	National Tyre & Wheel Ltd.	12,177	10,288
#*	Navarre Minerals Ltd.	593,361	39,833
	Navigator Global Investments Ltd.	186,780	213,464
#*	Nearmap Ltd.	96,637	81,813
*	Neometals Ltd.	48,923	53,093
	Netwealth Group Ltd.	45,378	410,877
#*	New Century Resources Ltd.	14,742	23,526
	New Energy Solar	4,982	2,782
#	New Hope Corp. Ltd.	529,216	1,303,352
	Newcrest Mining Ltd.	154,246	2,899,875
*	NEXTDC Ltd.	128,156	994,983
	nib holdings Ltd.	247,000	1,229,916
	Nick Scali Ltd.	48,096	343,098
	Nickel Mines Ltd.	553,735	507,526
	Nine Entertainment Co. Holdings Ltd.	811,544	1,521,064
*	Northern Minerals Ltd.	266,675	9,309
#	Northern Star Resources Ltd.	401,624	2,760,678
#*	Novonix Ltd.	34,202	121,178
	NRW Holdings Ltd.	431,557	588,374
	Nufarm Ltd.	297,196	1,336,996
	Objective Corp. Ltd.	5,719	68,179
*	OFX Group Ltd.	129,462	232,379
#*	Omni Bridgeway Ltd.	196,829	462,445

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	oOh!media Ltd.	594,058	$650,347
*	Opthea Ltd.	19,597	14,040
	Orica Ltd.	138,768	1,594,559
	Origin Energy Ltd.	372,323	1,780,876
	Orora Ltd.	563,257	1,578,434
	OZ Minerals Ltd.	97,417	1,690,958
	Pacific Current Group Ltd.	51,154	266,209
*	Pacific Smiles Group Ltd.	19,803	32,093
	Pact Group Holdings Ltd.	176,261	284,646
*	Paladin Energy Ltd.	512,786	282,199
*	Panoramic Resources Ltd.	1,056,690	246,680
*	Pantoro Ltd.	340,835	66,795
	Peet Ltd.	271,075	212,244
#	Pendal Group Ltd.	177,721	654,249
*	Peninsula Energy Ltd.	395,924	61,856
	PeopleIN Ltd.	35,456	94,226
	Pepper Money Ltd.	41,412	63,908
	Perenti Global Ltd.	697,156	346,390
#	Perpetual Ltd.	35,977	827,101
	Perseus Mining Ltd.	1,083,530	1,507,761
*	Pilbara Minerals Ltd.	173,979	337,466
#	Pinnacle Investment Management Group Ltd.	10,188	66,585
	Platinum Asset Management Ltd.	173,919	227,577
*	Poseidon Nickel Ltd.	563,943	32,898
*	Praemium Ltd.	59,810	27,123
	Premier Investments Ltd.	42,660	755,934
	Pro Medicus Ltd.	10,174	332,728
	Propel Funeral Partners Ltd.	17,391	56,493
	PSC Insurance Group Ltd.	8,798	28,472
	PWR Holdings Ltd.	36,095	257,639
*	Qantas Airways Ltd.	66,188	256,467
	QBE Insurance Group Ltd.	267,437	2,307,255
	Qube Holdings Ltd.	443,350	916,161
#	Ramelius Resources Ltd.	647,729	687,902
	Ramsay Health Care Ltd.	18,919	1,073,601
	REA Group Ltd.	4,186	375,015
*	ReadyTech Holdings Ltd.	22,182	52,676
	Reckon Ltd.	24,980	14,702
*	Red 5 Ltd.	940,136	269,983
*	Red River Resources Ltd.	133,036	20,738
*	Redbubble Ltd.	56,201	44,142
	Reece Ltd.	20,461	248,593
#	Regis Healthcare Ltd.	102,220	151,092
	Regis Resources Ltd.	662,554	970,683
#*	Reject Shop Ltd.	19,979	55,694
	Reliance Worldwide Corp. Ltd.	382,865	1,050,656
	Resimac Group Ltd.	22,675	25,766
#*	Resolute Mining Ltd.	707,509	174,661
*	Retail Food Group Ltd.	2,147,241	101,349
	Ridley Corp. Ltd.	158,533	188,020
	Rio Tinto Ltd.	28,857	2,282,701
*	RPMGlobal Holdings Ltd.	72,882	87,051
*††^	Salmat Ltd.	16,043	0
	Sandfire Resources Ltd.	446,461	1,769,530
	Santos Ltd.	1,101,699	6,156,371
	SEEK Ltd.	18,813	368,648
	Select Harvests Ltd.	130,005	600,773
	Servcorp Ltd.	42,286	107,324
*	Service Stream Ltd.	518,825	320,146

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Seven Group Holdings Ltd.	24,138	$336,771
*	Seven West Media Ltd.	822,457	401,861
	SG Fleet Group Ltd.	59,084	102,208
	Shaver Shop Group Ltd.	54,108	43,781
	Sigma Healthcare Ltd.	1,302,866	459,488
*	Silver Lake Resources Ltd.	844,813	1,103,594
#*	Silver Mines Ltd.	441,317	74,148
	Sims Ltd.	118,407	1,712,034
	SmartGroup Corp. Ltd.	87,111	545,553
	Sonic Healthcare Ltd.	76,269	1,969,739
	South32 Ltd.	698,384	2,325,853
	Southern Cross Electrical Engineering Ltd.	50,259	23,539
	Southern Cross Media Group Ltd.	216,813	262,052
#*††^	Speedcast International Ltd.	198,889	0
	SRG Global Ltd.	25,089	11,346
	St Barbara Ltd.	742,299	693,875
*	Star Entertainment Grp Ltd.	786,582	1,737,308
	Steadfast Group Ltd.	329,221	1,191,906
#*	Strike Energy Ltd.	305,334	70,926
	Suncorp Group Ltd.	282,414	2,267,495
	Sunland Group Ltd.	67,813	131,995
#*	Sunrise Energy Metals Ltd.	15,847	37,080
*	Sunstone Metals Ltd.	215,581	9,932
#	Super Retail Group Ltd.	160,643	1,188,611
*	Superloop Ltd.	304,048	202,845
	Symbio Holdings Ltd.	30,212	103,725
*	Syrah Resources Ltd.	619,057	843,222
	Tabcorp Holdings Ltd.	401,040	1,533,663
	Tassal Group Ltd.	251,201	666,063
	Technology One Ltd.	134,332	969,372
	Telstra Corp. Ltd.	224,720	637,901
#*	Temple & Webster Group Ltd.	15,717	64,150
#	TPG Telecom Ltd.	96,322	394,851
	Treasury Wine Estates Ltd.	46,748	369,855
#*	Tuas Ltd.	41,766	47,197
#*	Tyro Payments Ltd.	22,922	19,592
	United Malt Grp Ltd.	230,209	672,639
*	Uniti Group Ltd.	184,128	635,832
*††^	Virgin Australia Holdings Ltd.	272,729	0
	Virtus Health Ltd.	71,063	410,212
	Vita Group Ltd.	91,686	32,532
Ω	Viva Energy Group Ltd.	696,970	1,367,456
#*	Webjet Ltd.	116,260	482,383
	Wesfarmers Ltd.	23,769	822,489
*	West African Resources Ltd.	560,648	534,854
*	Western Areas Ltd.	324,995	878,423
	Westgold Resources Ltd.	369,906	427,104
	Westpac Banking Corp.	357,485	5,984,295
	Whitehaven Coal Ltd.	881,890	3,028,450
*	Widgie Nickel Ltd.	11,598	3,947
	WiseTech Global Ltd.	6,440	199,658
	Woodside Petroleum Ltd.	107,026	2,328,466
	Woolworths Group Ltd.	37,895	1,025,176
	Worley Ltd.	180,284	1,753,264
*	Xero Ltd.	3,462	228,292
#*	Zip Co. Ltd.	40,095	29,492

TOTAL AUSTRALIA			232,307,025

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (0.6%)
	Addiko Bank AG	6,257	$71,215
	Agrana Beteiligungs AG	12,744	226,032
	ANDRITZ AG	37,161	1,579,754
	AT&S Austria Technologie & Systemtechnik AG	25,068	1,283,631
Ω	BAWAG Group AG	35,682	1,694,319
*	DO & Co. AG	3,767	331,501
	Erste Group Bank AG	43,162	1,343,881
	EVN AG	35,368	900,339
*	FACC AG	6,832	56,367
*	Flughafen Wien AG	1,363	38,384
#*	Kapsch TrafficCom AG	2,499	35,503
#	Lenzing AG	6,069	550,997
	Mayr Melnhof Karton AG	3,500	615,884
	Oberbank AG	847	87,896
#	Oesterreichische Post AG	16,719	538,579
	OMV AG	31,536	1,612,046
	Palfinger AG	8,726	221,146
#	POLYTEC Holding AG	14,925	95,076
*	Porr AG	14,963	189,509
#	Raiffeisen Bank International AG	124,108	1,412,760
#	Rosenbauer International AG	1,017	39,432
	S IMMO AG	19,003	456,117
*	Schoeller-Bleckmann Oilfield Equipment AG	4,534	259,428
#	Semperit AG Holding	6,249	151,132
	Strabag SE	13,090	511,635
	Telekom Austria AG	98,498	702,265
	UBM Development AG	2,555	115,727
	UNIQA Insurance Group AG	138,366	1,054,910
#	Verbund AG	2,017	215,596
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	901,242
	voestalpine AG	93,552	2,434,491
	Wienerberger AG	52,338	1,477,389
	Zumtobel Group AG	24,911	179,932

TOTAL AUSTRIA			21,384,115

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	19,718	3,515,249
	Ageas SA	84,602	4,048,329
*	AGFA-Gevaert NV	190,551	762,848
#	Anheuser-Busch InBev SA	27,589	1,587,458
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	369,289
*	Argenx SE, ADR	475	136,477
*	Argenx SE	66	19,015
#	Atenor	3,815	226,070
	Banque Nationale de Belgique	69	123,295
	Barco NV	20,068	451,929
	Bekaert SA	38,406	1,423,666
#*	bpost SA	73,923	447,899
	Cie d’Entreprises CFE	8,983	1,173,609
#	Deceuninck NV	61,276	171,939
	D’ieteren Group	14,150	2,271,254
	Econocom Group SA/NV	133,821	511,315
#	Elia Group SA	4,284	681,920
	Etablissements Franz Colruyt NV	24,686	906,490
#,#*	Euronav NV	169,326	1,995,411
	EVS Broadcast Equipment SA	9,185	203,605
	Exmar NV	34,718	176,500
	Fagron	35,143	659,205
*	Galapagos NV	26,681	1,566,526

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV, Sponsored ADR	659	$38,341
	Gimv NV	22,820	1,309,484
*	Greenyard NV	12,710	104,421
	Immobel SA	4,049	292,067
	Ion Beam Applications	8,879	144,865
	KBC Group NV	62,795	4,272,060
*	Kinepolis Group NV	6,411	354,761
	Lotus Bakeries NV	173	984,298
	Melexis NV	10,065	863,925
#*	Ontex Group NV	64,503	446,901
	Orange Belgium SA	20,431	395,994
#*	Oxurion NV	14,207	15,049
*	Picanol	1,255	90,101
#	Proximus SADP	108,790	1,901,465
	Recticel SA	42,061	919,041
	Resilux	786	195,016
	Roularta Media Group NV	1,845	37,230
	Shurgard Self Storage SA	4,178	241,767
	Sipef NV	5,476	372,023
	Solvay SA	39,410	3,706,007
	Telenet Group Holding NV	11,802	351,728
	TER Beke SA	553	63,037
*	Tessenderlo Group SA	27,512	963,155
	UCB SA	13,220	1,502,752
#	Umicore SA	20,622	792,781
	Van de Velde NV	4,118	169,268
	VGP NV	4,120	1,071,598
	Viohalco SA	25,814	114,424

TOTAL BELGIUM			45,142,857

CANADA — (11.3%)
#*	5N Plus, Inc.	58,215	88,819
	Absolute Software Corp.	8,675	66,515
	Acadian Timber Corp.	7,976	116,910
*	Aclara Resources, Inc.	36,691	16,851
*	Advantage Energy Ltd.	215,003	1,795,806
	Aecon Group, Inc.	72,335	842,918
#	Africa Oil Corp.	329,400	676,928
#	AG Growth International, Inc.	12,160	368,118
	AGF Management Ltd., Class B	90,237	495,209
	Agnico Eagle Mines Ltd.	67,177	3,910,777
#*	Aimia, Inc.	62,327	238,702
#*	Air Canada	7,700	134,862
#	AirBoss of America Corp.	12,431	301,135
	Alamos Gold, Inc.,Class A	374,191	2,906,421
	Algoma Central Corp.	4,796	64,437
#	Algonquin Power & Utilities Corp.	66	956
	Alimentation Couche-Tard, Inc.	26,171	1,165,080
#	AltaGas Ltd.	158,211	3,618,292
	Altius Minerals Corp.	42,307	706,077
#	Altus Group Ltd.	12,866	481,830
#*	Americas Gold & Silver Corp.	57,200	50,759
	Amerigo Resources Ltd.	110,614	136,906
	Andlauer Healthcare Group, Inc.	5,340	185,974
	Andrew Peller Ltd., Class A	32,492	170,977
	ARC Resources Ltd.	271,104	3,758,500
*	Argonaut Gold, Inc.	295,915	495,246
	Aris Gold Corp.	7,764	10,395
*	Aritzia, Inc.	44,100	1,570,525

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Ascot Resources Ltd.	12,500	$8,660
	Atco Ltd., Class I	11,300	402,601
*	Athabasca Oil Corp.	399,533	765,073
*	ATS Automation Tooling Systems, Inc.	31,845	929,334
#*,*	Aurora Cannabis, Inc.	87,883	266,300
*	AutoCanada, Inc.	30,619	712,652
#	B2Gold Corp.	946,498	4,018,197
#	Badger Infrastructure Solutions Ltd.	26,370	610,678
	Bank of Montreal	62,750	6,653,876
	Bank of Nova Scotia	138,643	8,779,042
	Barrick Gold Corp.	145,783	3,260,559
*	Bausch Health Cos., Inc.	25,253	480,060
*	Baytex Energy Corp.	234,878	1,201,221
#	BCE, Inc.	4,727	251,326
	Birchcliff Energy Ltd.	262,868	1,923,449
	Bird Construction, Inc.	46,651	312,302
	Black Diamond Group Ltd.	21,857	74,351
#*	BlackBerry Ltd.	28,615	163,678
#*	Bombardier, Inc., Class A	6,100	6,790
#*	Bombardier, Inc., Class B	313,317	307,305
*	Bonterra Energy Corp.	14,474	131,935
#	Boralex, Inc., Class A.	53,538	1,604,911
#	Boyd Group Services, Inc.	5,105	631,841
	Bridgemarq Real Estate Services	1,900	20,691
#	Brookfield Asset Management Reinsurance Partners Ltd., Class A	119	5,996
	Brookfield Asset Management, Inc., Class A	16,432	819,300
	Brookfield Infrastructure Corp., Class A	20,209	1,433,893
#	BRP, Inc.	4,900	396,951
#*	CAE, Inc.	18,400	437,555
*	Calfrac Well Services Ltd.	24,846	97,477
#	Calian Group Ltd.	5,688	314,010
*	Calibre Mining Corp.	65,939	72,886
#	Cameco Corp.	49,680	1,282,241
	Canaccord Genuity Group, Inc.	113,666	999,822
#	Canacol Energy Ltd.	123,419	273,805
#*	Canada Goose Holdings, Inc.	22,787	496,073
	Canadian Imperial Bank of Commerce	44,657	4,936,858
#	Canadian National Railway Co.	8,400	988,008
#	Canadian Natural Resources Ltd.	99,485	6,155,137
	Canadian Tire Corp. Ltd., Class A	10,466	1,441,606
#	Canadian Utilities Ltd., Class A	10,100	303,633
	Canadian Western Bank	102,818	2,593,961
*	Canfor Corp.	55,024	1,048,525
#*	Canfor Pulp Products, Inc.	27,749	122,042
	Capital Power Corp.	18,184	597,617
#*	Capstone Copper Corp.	334,485	1,523,168
*	Cardinal Energy Ltd.	116,611	621,790
*	CareRx Corp.	5,125	20,745
#	Cargojet, Inc.	1,500	175,250
#	Cascades, Inc.	87,572	860,962
	CCL Industries, Inc., Class B	28,670	1,249,995
*	Celestica, Inc.	119,111	1,337,837
	Cenovus Energy, Inc.	497,800	9,200,288
	Centerra Gold, Inc.	199,804	1,849,270
	CES Energy Solutions Corp.	212,968	435,999
#*,*	CGI, Inc.	29,114	2,321,478
	Chesswood Group Ltd.	6,897	72,693
	CI Financial Corp.	113,688	1,482,329
#	Cogeco Communications, Inc.	14,803	1,215,675

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Cogeco, Inc.	6,264	$373,017
	Colliers International Group, Inc.	2,492	274,749
	Computer Modelling Group Ltd.	59,122	219,524
*	Conifex Timber, Inc.	13,656	19,241
	Constellation Software, Inc.	1,092	1,718,664
*	Copper Mountain Mining Corp.	164,383	367,243
	Corby Spirit & Wine Ltd.	7,550	112,311
#	Corus Entertainment, Inc., Class B	372,041	1,219,237
	Crescent Point Energy Corp.	520,477	3,602,664
*	Crew Energy, Inc.	221,085	869,092
#*	Cronos Group, Inc.	73,194	221,046
#*	Denison Mines Corp.	414,890	536,113
*	Descartes Systems Group, Inc.	4,000	248,600
	Dexterra Group, Inc.	29,187	160,627
#*	DIRTT Environmental Solutions	26,200	29,572
	Dollarama, Inc.	25,498	1,417,559
#	Doman Building Materials Group Ltd.	61,405	341,285
#	Dorel Industries, Inc., Class B	25,818	167,009
	DREAM Unlimited Corp., Class A	31,388	1,128,810
	Dundee Precious Metals, Inc.	163,867	949,029
	ECN Capital Corp.	187,324	848,656
	E-L Financial Corp. Ltd.	977	673,819
*	Eldorado Gold Corp.	162,101	1,574,974
	Element Fleet Management Corp.	319,353	2,851,344
	Emera, Inc.	1,377	66,489
	Empire Co. Ltd., Class A	48,926	1,615,950
#	Endeavour Mining PLC	146,220	3,578,535
*	Endeavour Silver Corp.	123,824	469,293
	Enerflex Ltd.	88,931	613,341
#*,*	Energy Fuels, Inc.	52,949	398,927
	Enerplus Corp.	204,893	2,508,238
	Enghouse Systems Ltd.	24,532	689,948
*	Ensign Energy Services, Inc.	137,467	435,520
*	Enthusiast Gaming Holdings, Inc.	16,282	31,750
*	Equinox Gold Corp.	208,472	1,486,422
	Equitable Group, Inc.	26,670	1,196,844
*	ERO Copper Corp.	28,172	405,042
	Evertz Technologies Ltd.	22,556	247,042
	Exchange Income Corp.	18,890	609,497
#	Exco Technologies Ltd.	20,517	137,509
#	Extendicare, Inc.	52,304	295,995
	Fairfax Financial Holdings Ltd.	12,635	6,942,488
#	Fiera Capital Corp.	60,771	464,067
	Finning International, Inc.	73,457	2,066,505
	Firm Capital Mortgage Investment Corp.	34,100	353,569
#	First Majestic Silver Corp.	58,520	602,756
#*	First Mining Gold Corp.	344,000	68,283
#	First National Financial Corp.	9,600	271,414
	First Quantum Minerals Ltd.	149,336	4,281,357
	FirstService Corp.	8,601	1,073,325
#*	Fission Uranium Corp.	337,775	228,750
#*,*	Fortuna Silver Mines, Inc.	244,862	855,140
#	Franco-Nevada Corp.	2,822	426,627
#	Freehold Royalties Ltd.	69,242	807,415
*	Frontera Energy Corp.	35,653	383,825
#*	Galiano Gold, Inc.	123,493	55,755
	Gamehost, Inc.	6,382	41,134
*	GDI Integrated Facility Services, Inc.	10,440	352,212
*	Gear Energy Ltd.	163,204	189,292

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	George Weston Ltd.	10,030	$1,247,806
#	GFL Environmental, Inc.	6,500	195,845
	Gibson Energy, Inc.	93,400	1,778,355
	Gildan Activewear, Inc.	57,123	1,935,350
	goeasy Ltd.	9,293	834,138
*	GoGold Resources, Inc.	44,852	88,332
#*	GoldMoney, Inc.	37,900	55,464
*	Gran Tierra Energy, Inc.	362,792	584,579
#	Great-West Lifeco, Inc.	30,328	836,667
	Guardian Capital Group Ltd., Class A	10,833	279,205
#	Hardwoods Distribution, Inc.	9,278	234,722
*	Headwater Exploration, Inc.	22,200	114,573
*	Heroux-Devtek, Inc.	30,496	363,678
	High Liner Foods, Inc.	21,831	202,905
#	HLS Therapeutics, Inc.	1,200	12,797
#	Home Capital Group, Inc.	59,891	1,493,720
#	Hudbay Minerals, Inc.	276,709	1,772,712
*	i-80 Gold Corp.	81,312	213,304
	iA Financial Corp., Inc.	83,023	4,340,992
*	IAMGOLD Corp.	519,826	1,467,782
*	IBI Group, Inc.	12,400	109,073
	IGM Financial, Inc.	20,420	647,101
*	Imperial Metals Corp.	59,862	172,412
	Imperial Oil Ltd.	24,121	1,209,912
	Information Services Corp.	7,500	126,250
	Innergex Renewable Energy, Inc.	32,589	436,336
*	InPlay Oil Corp.	8,100	24,464
	Intact Financial Corp.	11,989	1,677,237
#	Interfor Corp.	70,212	2,001,451
	Intertape Polymer Group, Inc.	46,764	1,446,985
#*	Invesque, Inc.	6,700	8,710
*	Ivanhoe Mines Ltd., Class A	48,303	387,281
Ω	Jamieson Wellness, Inc.	23,636	594,281
*	Journey Energy, Inc.	17,806	66,531
*	Karora Resources, Inc.	95,621	491,261
	K-Bro Linen, Inc.	5,946	145,890
*	Kelt Exploration Ltd.	164,853	850,794
#	Keyera Corp.	39,583	981,987
*	Kinaxis, Inc.	4,642	513,686
#	Kinross Gold Corp.	1,059,739	5,366,440
#*	Knight Therapeutics, Inc.	104,099	431,906
#	KP Tissue, Inc.	7,100	61,734
	Labrador Iron Ore Royalty Corp.	43,351	1,172,989
*	Largo, Inc.	5,058	42,335
#	Lassonde Industries, Inc., Class A	1,803	192,924
#	Laurentian Bank of Canada	47,117	1,432,967
	Leon’s Furniture Ltd.	26,280	400,956
	LifeWorks, Inc.	19,256	283,298
*††^	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	55,228	2,187,367
	Loblaw Cos. Ltd.	16,693	1,526,914
#*	Lucara Diamond Corp.	353,721	170,713
*	Lundin Gold, Inc.	35,883	289,097
	Lundin Mining Corp.	438,316	4,002,216
#*	MAG Silver Corp.	10,300	151,822
	Magellan Aerospace Corp.	16,036	122,331
	Magna International, Inc.	159,323	9,602,310
*	Mainstreet Equity Corp.	1,005	93,643
*	Major Drilling Group International, Inc.	76,787	693,961

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Mandalay Resources Corp.	2,837	$7,906
	Manulife Financial Corp.	135,121	2,642,967
	Maple Leaf Foods, Inc.	72,438	1,595,198
#	Martinrea International, Inc.	99,233	592,470
	Maverix Metals, Inc.	36,869	166,279
*	Maxim Power Corp.	2,200	6,234
#*	MDF Commerce, Inc.	5,000	9,808
	Medical Facilities Corp.	32,241	249,214
#*	MEG Energy Corp.	276,554	4,154,822
	Melcor Developments Ltd.	7,353	88,317
	Methanex Corp.	35,031	1,756,067
	Metro, Inc.	27,751	1,525,336
	Morguard Corp.	900	88,413
	MTY Food Group, Inc.	9,074	366,825
#	Mullen Group Ltd.	106,428	1,018,176
	National Bank of Canada	57,679	4,028,303
#	Neo Performance Materials, Inc.	11,691	117,488
#*	New Gold, Inc.	1,126,007	1,639,071
*	New Pacific Metals Corp.	11,807	38,019
#	NFI Group, Inc.	36,478	334,780
	North American Construction Group Ltd.	30,957	390,064
#	North West Co., Inc.	48,708	1,358,508
	Northland Power, Inc.	68,068	2,054,253
*	Novagold Resources, Inc.	14,000	87,080
	Nutrien Ltd.	37,786	3,712,501
*	NuVista Energy Ltd.	161,314	1,376,251
#*	Obsidian Energy Ltd.	15,000	123,302
*	OceanaGold Corp.	676,723	1,685,684
	Onex Corp.	57,448	3,451,844
	Open Text Corp.	31,099	1,245,513
*††^	Orbite Technologies, Inc.	121,500	0
#*,*	Organigram Holdings, Inc.	96,900	136,841
#	Osisko Gold Royalties Ltd.	107,865	1,327,066
#*	Osisko Mining, Inc.	221,763	699,132
#	Pan American Silver Corp.	93,157	2,307,595
	Paramount Resources Ltd., Class A	70,661	1,708,422
	Parex Resources, Inc.	161,830	3,154,340
	Park Lawn Corp.	30,543	807,886
#	Parkland Corp.	83,241	2,364,429
	Pason Systems, Inc.	49,920	629,902
*	Patriot One Technologies, Inc.	141,605	60,626
	Pembina Pipeline Corp.	52,519	1,987,825
*	Perpetua Resources Corp.	6,110	21,568
	Petrus Resources Ltd.	6,400	10,861
	Peyto Exploration & Development Corp.	167,519	1,706,943
	PHX Energy Services Corp.	44,291	239,961
#	Pizza Pizza Royalty Corp.	23,135	243,659
*	Points.com, Inc.	4,200	67,242
	Polaris Infrastructure, Inc.	19,845	290,264
#	Pollard Banknote Ltd.	2,900	48,715
#	PrairieSky Royalty Ltd.	178,306	2,446,997
*	Precision Drilling Corp.	13,219	951,521
#	Premium Brands Holdings Corp.	9,287	758,199
	Primo Water Corp.	34,578	505,757
	Primo Water Corp.	93,259	1,365,312
#	Quarterhill, Inc.	172,231	300,313
#	Quebecor, Inc., Class B	32,000	753,014
#*	Questerre Energy Corp., Class A	62,560	9,740
*	Real Matters, Inc.	31,043	110,190

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Recipe Unlimited Corp.	2,510	$27,999
	Restaurant Brands International, Inc.	27,026	1,542,914
#*	RF Capital Group, Inc.	2,704	33,512
#	Richelieu Hardware Ltd.	27,580	782,970
	Ritchie Bros Auctioneers, Inc.	14,768	813,560
	Rogers Communications, Inc.,Class B.	47,491	2,586,750
#	Rogers Sugar, Inc.	86,462	411,227
	Royal Bank of Canada.	93,859	9,480,736
	Russel Metals, Inc.	55,855	1,488,713
*	Sabina Gold & Silver Corp.	273,861	281,397
	Sandstorm Gold Ltd.	88,612	657,973
#	Saputo, Inc.	22,196	474,450
#	Savaria Corp.	24,400	291,360
*	Seabridge Gold, Inc.	20,959	370,136
	Secure Energy Services, Inc.	232,753	1,193,976
	Shaw Communications, Inc.,Class B.	90,624	2,698,795
*	ShawCor Ltd.	67,474	255,263
#	Sienna Senior Living, Inc.	63,111	682,374
#*	Sierra Wireless, Inc.	28,905	454,424
*	SilverCrest Metals, Inc.	18,132	136,715
Ω	Sleep Country Canada Holdings, Inc.	42,771	831,016
#	SNC-Lavalin Group, Inc.	122,559	2,725,653
*††^	Southern Pacific Resource Corp.	135,301	0
*Ω	Spin Master Corp.	18,447	663,555
	Sprott, Inc.	8,586	395,507
#	SSR Mining, Inc.	193,085	4,248,011
	Stantec, Inc.	29,733	1,364,763
	Stelco Holdings, Inc.	16,870	615,759
	Stella-Jones, Inc.	50,198	1,387,171
*Ω	STEP Energy Services Ltd.	11,760	36,800
	Sun Life Financial, Inc.	17,346	862,964
	Suncor Energy, Inc.	284,850	10,237,816
	Sundial Growers, Inc.	236,782	111,145
#*,*	SunOpta, Inc.	50,484	277,559
#	Superior Plus Corp.	58,963	520,026
	Supremex, Inc.	9,000	23,539
*	Surge Energy, Inc.	8,456	64,767
	Tamarack Valley Energy Ltd.	233,188	913,039
*	Taseko Mines Ltd.	304,229	589,296
	TC Energy Corp.	35,774	1,892,423
	Teck Resources Ltd., Class A.	600	25,921
#	Teck Resources Ltd.,Class B.	255,850	10,095,736
	TELUS Corp.	21,200	530,392
	TFI International, Inc.	17,271	1,389,395
	Thomson Reuters Corp.	3,524	352,331
	Tidewater Midstream & Infrastructure Ltd.	165,800	162,619
	Timbercreek Financial Corp.	73,896	524,028
#	TMX Group Ltd.	16,761	1,706,435
*	Torex Gold Resources, Inc.	97,651	1,093,081
#	Toromont Industries Ltd.	19,641	1,729,032
#	Toronto-Dominion Bank.	96,398	6,963,226
*	Total Energy Services, Inc.	38,348	240,898
#*	Touchstone Exploration, Inc.	34,400	38,560
	Tourmaline Oil Corp.	207,214	10,671,606
#	TransAlta Corp.	136,091	1,460,256
	TransAlta Corp.	140,129	1,503,116
#	TransAlta Renewables, Inc.	23,543	326,576
#	Transcontinental, Inc., Class A.	69,671	872,074
	TransGlobe Energy Corp.	53,754	234,905

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Treasury Metals, Inc.	11,477	$5,539
	Tree Island Steel Ltd.	3,300	11,714
*	Trevali Mining Corp.	33,236	26,389
*	Trican Well Service Ltd.	220,378	768,531
#	Tricon Residential, Inc.	35,872	519,099
*	Trisura Group Ltd.	16,800	403,964
*	Turquoise Hill Resources Ltd.	88,230	2,405,057
*	Uni-Select, Inc.	27,800	653,099
*	Valens Co., Inc.	6,000	5,838
#	Vermilion Energy, Inc.	133,525	2,601,141
	VersaBank	3,600	36,486
*	Victoria Gold Corp.	11,886	129,533
*	Viemed Healthcare, Inc.	21,512	107,130
*	Village Farms International, Inc.	1,355	5,840
	Wajax Corp.	19,907	300,623
	Waste Connections, Inc.	1,884	259,935
	Waterloo Brewing Ltd.	3,400	11,778
*	Wesdome Gold Mines Ltd.	89,978	918,236
	West Fraser Timber Co. Ltd.	75,159	6,605,353
*	Western Copper & Gold Corp.	17,905	34,199
#	Western Forest Products, Inc.	355,168	569,530
#	Westshore Terminals Investment Corp.	42,443	1,137,518
#	Wheaton Precious Metals Corp.	15,600	699,816
#	Whitecap Resources, Inc.	484,034	3,967,523
*	WildBrain Ltd.	44,111	96,487
#	Winpak Ltd.	13,456	445,059
	WSP Global, Inc.	11,085	1,292,768
#	Yamana Gold, Inc.	843,203	4,653,125
#*	Yangarra Resources Ltd.	29,500	69,809
	Yellow Pages Ltd.	19,713	212,836

TOTAL CANADA			399,647,772

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	163,000	1,278,632
	BOE Varitronix Ltd.	290,000	328,579
	CGN Mining Co. Ltd.	140,000	13,654
*	China Display Optoelectronics Technology Holdings Ltd.	352,000	18,699
	China Gold International Resources Corp. Ltd.	243,398	909,439
	Fountain SET Holdings Ltd.	1,240,000	220,965
	GDH Guangnan Holdings Ltd.	154,000	13,153
*	Goodbaby International Holdings Ltd.	1,077,000	135,294
*††^	Hanfeng Evergreen, Inc.	5,700	0
Ω	JS Global Lifestyle Co. Ltd.	187,000	221,840
*	Meilleure Health International Industry Group Ltd.	366,000	16,896
*	Neo-Neon Holdings Ltd.	613,000	37,788

TOTAL CHINA			3,194,939

DENMARK — (2.2%)
*	ALK-Abello AS	67,800	1,478,971
	Alm Brand AS	707,360	1,220,878
	AP Moller - Maersk AS, Class A	289	818,055
	AP Moller - Maersk AS, Class B	401	1,160,585
#*	Bang & Olufsen AS	69,915	167,355
	BankNordik P/F	3,257	57,412
#*	Bavarian Nordic AS	62,931	1,193,855
#*	Brodrene Hartmann AS	2,387	78,707
	Carlsberg AS, Class B	29,753	3,779,617
#	cBrain AS	1,135	36,739

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Chemometec AS	7,457	$842,957
	Chr Hansen Holding AS	33,321	2,596,029
*	Columbus AS	64,216	84,460
	D/S Norden AS	35,416	1,315,904
	Danske Bank AS	201,054	3,083,936
*	Demant AS	39,749	1,746,711
	Dfds AS	36,797	1,425,026
*	Drilling Co. of 1972 AS	9,601	478,784
	DSV AS	14,178	2,324,445
#	FLSmidth & Co. AS	46,159	1,265,313
	Fluegger Group AS	310	21,169
*	Genmab AS	4,233	1,488,498
#	GN Store Nord AS	58,432	2,192,925
	H Lundbeck AS	68,501	1,569,916
*	H+H International A/S, Class B	23,980	585,647
*	Harboes Bryggeri AS, Class B	1,400	15,388
*	ISS AS	145,073	2,381,234
	Jeudan AS	775	30,297
*	Jyske Bank AS	61,980	3,427,130
	Matas AS	30,680	425,898
*	MT Hoejgaard Holding AS	904	20,483
Ω	Netcompany Group AS	13,785	766,614
*	Nilfisk Holding AS	25,175	704,749
*	NKT AS	41,329	1,969,717
*Ω	NNIT AS	10,918	134,684
#	North Media AS	7,929	88,387
	Novo Nordisk AS, Class B	47,591	5,436,141
	Novozymes AS, Class B	17,618	1,228,142
#*	NTG Nordic Transport Group AS, Class A	10,224	555,148
	Pandora AS	51,466	4,519,044
*	Parken Sport & Entertainment AS	3,780	48,066
	Per Aarsleff Holding AS	18,684	717,031
	Ringkjoebing Landbobank AS	29,794	3,653,585
	Rockwool International AS, Class A	1,972	547,588
	Rockwool International AS, Class B	5,734	1,603,685
	Royal Unibrew AS	36,734	3,166,145
#*	RTX AS	10,840	245,103
Ω	Scandinavian Tobacco Group AS, Class A	63,134	1,316,074
	Schouw & Co. AS	13,251	1,013,055
	SimCorp AS	29,281	2,049,863
	Solar AS, Class B	5,383	638,384
#	SP Group AS	3,777	181,259
	Spar Nord Bank AS	91,682	1,164,047
	Sparekassen Sjaelland-Fyn AS	7,694	211,585
	Sydbank AS	42,354	1,455,828
	TCM Group AS	3,262	48,128
*	Tivoli AS	881	111,285
	Topdanmark AS	35,575	1,996,324
#*	TORM PLC, Class A	30,726	301,925
	Tryg AS	73,614	1,750,328
	UIE PLC	1,328	396,397
	Vestas Wind Systems AS	70,903	1,808,097
*	Zealand Pharma AS	28,583	322,274

TOTAL DENMARK			77,463,006

FINLAND — (1.5%)
	Aktia Bank Oyj	47,921	485,907
#	Alandsbanken Abp, Class B	1,791	60,237
	Alma Media Oyj	15,120	156,130

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Anora Group Oyj	28,976	$267,484
	Apetit Oyj	2,895	38,209
	Aspo Oyj	15,585	116,172
#	Atria Oyj	12,295	141,983
#	Bittium Oyj	11,330	64,351
	Cargotec Oyj, Class B	32,003	1,108,088
	Caverion Oyj	47,656	233,400
#	Citycon Oyj	13,223	93,985
	Digia Oyj	6,411	46,399
	Elisa Oyj	32,280	1,892,298
Ω	Enento Group Oyj	5,136	121,623
	Enersense International Oyj	4,537	36,524
	eQ Oyj	1,159	28,557
#	Evli Oyj, Class B	1,283	24,634
#	Fellow Bank PLC	1,283	24,520
#*	Finnair Oyj	555,240	273,668
	Fiskars Oyj Abp	37,019	851,765
	Fortum Oyj	54,384	904,180
	Glaston Oyj ABP	650	671
	Gofore Oyj	471	11,330
#	Harvia Oyj	3,467	118,757
#	HKScan Oyj, Class A	43,929	63,925
	Huhtamaki Oyj	53,093	2,006,929
	Ilkka-Yhtyma Oyj	7,050	33,761
#	Kamux Corp.	7,881	79,755
	Kemira Oyj	107,243	1,406,725
	Kesko Oyj, Class A	23,472	551,158
	Kesko Oyj, Class B	82,366	2,073,683
	Kojamo Oyj	21,751	432,697
	Kone Oyj, Class B	31,808	1,529,255
*	Konecranes Oyj	35,431	995,744
#	Lassila & Tikanoja Oyj	29,795	320,137
	Marimekko Oyj	9,280	129,295
	Metsa Board Oyj, Class B	110,928	1,195,449
	Metso Outotec Oyj	166,958	1,421,640
#	Musti Group Oyj	8,871	208,722
	Neste Oyj	3,270	140,312
*	Nokia Oyj	718,736	3,644,790
	Nokian Renkaat Oyj	68,694	922,462
	Nordea Bank Abp	312,611	3,117,438
	Olvi Oyj, Class A	9,640	321,366
	Oriola Oyj, Class B	109,357	237,625
	Orion Oyj, Class A	11,860	480,603
	Orion Oyj, Class B	53,749	2,108,171
#	Outokumpu Oyj	309,273	1,518,300
	Pihlajalinna Oyj	13,078	156,719
#	Ponsse Oyj	7,483	231,565
*	QT Group Oyj	3,512	305,985
	Raisio Oyj, Class V	72,424	169,670
	Rapala VMC Oyj	2,750	17,749
	Revenio Group Oyj	10,609	504,811
#Ω	Rovio Entertainment Oyj	16,079	147,078
	Sampo Oyj, Class A	56,935	2,764,618
	Sanoma Oyj	52,546	663,762
#*	SRV Group Oyj	52,480	19,369
	Stora Enso Oyj, Class R	244,192	4,805,575
	Suominen Oyj	6,463	24,073
	Taaleri Oyj	7,765	84,552
Ω	Terveystalo Oyj	70,958	794,784

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	TietoEVRY Oyj	60,909	$1,528,038
	Tokmanni Group Corp.	41,662	541,382
	UPM-Kymmene Oyj	92,232	3,190,516
	Uponor Oyj	56,120	986,076
	Vaisala Oyj, Class A	9,648	445,553
	Valmet Oyj	97,488	2,610,805
	Wartsila OYJ Abp	117,857	946,373
*	WithSecure Oyj	41,859	228,657
	YIT Oyj	155,620	626,387

TOTAL FINLAND			53,834,911

FRANCE — (6.9%)
	ABC arbitrage	34,142	263,216
*	Accor SA	74,908	2,460,999
#*	Aeroports de Paris	3,213	454,478
	Air Liquide SA	17,761	3,072,800
	AKWEL	10,146	186,295
	Albioma SA	25,760	1,369,306
Ω	ALD SA	19,476	264,834
	Alstom SA	27,342	600,988
	Altamir	17,275	476,009
	Alten SA	13,967	1,874,479
Ω	Amundi SA	10,890	654,816
	Arkema SA	51,529	5,871,436
	Assystem SA	5,099	217,343
	Atos SE	67,753	1,650,569
	Aubay	7,481	431,279
	AXA SA, Sponsored ADR	12,088	315,739
	AXA SA	180,809	4,783,306
	Axway Software SA	5,568	102,142
#	Bastide le Confort Medical	2,869	113,969
*	Beneteau SA	47,612	597,769
#	Bigben Interactive	18,417	276,646
	BioMerieux	7,736	736,481
#	BNP Paribas SA	106,510	5,522,689
	Boiron SA	5,728	251,587
	Bollore SE	187,618	875,503
	Bonduelle SCA	21,198	357,348
*††^	Bourbon Corp.	9,346	0
#	Bouygues SA	184,276	6,336,007
	Bureau Veritas SA	43,765	1,257,224
	Burelle SA	25	14,092
	Capgemini SE	8,067	1,642,272
	Carrefour SA	201,543	4,274,236
#*	Casino Guichard Perrachon SA	34,093	597,341
	Catana Group	21,782	179,410
#*	Catering International Services	1,201	12,799
*	Cegedim SA	6,404	166,040
*	CGG SA	717,125	825,007
	Chargeurs SA	22,076	399,841
	Cie de Saint-Gobain	105,389	6,148,200
*	Cie des Alpes	21,904	338,769
	Cie Generale des Etablissements Michelin SCA	86,973	10,772,468
	Cie Plastic Omnium SA	30,967	501,285
#	CNP Assurances	76,779	1,687,180
*	Coface SA	103,870	1,245,223
	Credit Agricole SA	180,238	1,946,221
	Danone SA	32,207	1,947,598
	Dassault Aviation SA	9,509	1,595,659

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	DBV Technologies SA	895	$2,337
	Derichebourg SA	117,943	1,064,358
	Edenred	21,567	1,083,142
	Eiffage SA	52,095	5,144,312
*	Ekinops SAS	2,213	15,108
#	Electricite de France SA	94,700	860,922
	Electricite de Strasbourg SA	88	9,746
*Ω	Elior Group SA	111,917	341,723
*	Elis SA	178,978	2,566,768
	Engie SA	465,874	5,497,532
*	Eramet SA.	8,814	1,174,748
	EssilorLuxottica SA.	8,121	1,382,582
#*	Esso SA Francaise	1,610	85,886
*	Etablissements Maurel et Prom SA	71,160	324,430
	Eurazeo SE	31,377	2,410,980
	Eurofins Scientific SE.	26,810	2,491,662
Ω	Euronext NV	32,196	2,579,612
	Eutelsat Communications SA.	178,429	1,982,954
	Exel Industries, Class A.	1,036	72,278
#	Faurecia SE.	110,744	2,407,349
	Fnac Darty SA.	21,975	1,089,565
	Gaztransport Et Technigaz SA	12,868	1,532,303
	Getlink SE.	36,927	675,731
#*	GL Events	10,980	204,068
	Groupe Crit.	2,385	167,926
	Groupe Gorge SA.	1,262	25,006
	Groupe SFPI	15,420	49,116
	Guerbet.	6,506	169,691
	Guillemot Corp.	1,695	23,599
*	Haulotte Group SA.	11,281	45,183
	HEXAOM.	3,004	94,643
*	ID Logistics Group.	1,594	507,634
	Imerys SA	31,718	1,247,811
	Infotel SA.	2,281	131,344
#*	Innate Pharma SA.	13,430	38,373
	Interparfums SA.	3,162	175,446
	Ipsen SA	15,734	1,631,046
	IPSOS	41,736	2,009,214
	Jacquet Metals SACA	13,565	292,222
*	JCDecaux SA.	70,527	1,478,463
#	Kaufman & Broad SA.	18,485	562,179
	Kering SA.	2,237	1,190,246
	Korian SA.	62,260	1,307,518
Ω	La Francaise des Jeux SAEM.	9,264	345,927
	Lagardere SA	44,003	1,152,513
	Laurent-Perrier	1,590	150,540
	Lectra.	23,840	988,347
	Legrand SA.	25,575	2,266,307
	Linedata Services	4,129	188,713
	LISI.	19,356	437,614
	LNA Sante SA	5,697	210,343
	L’Oreal SA.	4,779	1,738,647
*	Lumibird.	654	14,767
	LVMH Moet Hennessy Louis Vuitton SE.	896	579,833
Ω	Maisons du Monde SA	41,695	711,100
	Manitou BF SA	11,190	253,884
	Manutan International.	1,396	98,606
	Mersen SA.	17,903	592,156
*	METabolic EXplorer SA	3,063	17,722

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Metropole Television SA	28,928	$536,821
#*	Nacon SA	5,630	33,734
	Nexans SA	34,084	3,104,623
	Nexity SA	52,689	1,599,961
#*	Nicox	10,169	18,329
	NRJ Group	16,447	103,486
#	Oeneo SA	17,064	251,771
#*	Onxeo SA	5,700	2,339
	Orange SA	1,316,569	15,674,276
	Orpea SA	23,178	828,899
	Pernod Ricard SA	6,040	1,246,560
	Pharmagest Interactive	1,780	142,957
#	Plastiques Du Val De Loire	7,755	41,539
*	Prodways Group SA	1,893	5,133
	Publicis Groupe SA	33,943	2,037,825
	Quadient SA	36,008	673,395
#*	Rallye SA	5,003	17,203
#*††^	Recylex SA	4,720	1,725
#	Remy Cointreau SA	2,630	521,355
*	Renault SA	116,908	2,856,484
*	Rexel SA	244,826	5,015,177
	Robertet SA	330	306,310
	Rothschild & Co.	29,559	1,158,090
	Rubis SCA	20,778	552,643
	Safran SA	8,260	887,111
	Samse SA	244	55,302
#	Sanofi	47,014	4,969,139
	Sartorius Stedim Biotech	1,805	590,648
	Savencia SA	5,020	325,416
#	Schneider Electric SE	14,350	2,060,157
	SCOR SE	150,768	4,262,787
	SEB SA	12,418	1,491,244
	Seche Environnement SA	4,299	333,726
	SES SA	317,392	2,839,869
*Ω	SMCP SA	9,918	64,446
	Societe BIC SA	24,659	1,471,380
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	57,394
	Societe Generale SA	197,685	4,751,169
	Societe LDC SA	540	49,652
	Societe pour l’Informatique Industrielle	6,884	343,015
#	Sodexo SA	21,901	1,647,515
*	SOITEC	4,642	831,496
#*	Solocal Group	32,742	36,476
	Somfy SA	3,975	529,820
	Sopra Steria Group SACA	16,108	2,854,883
	SPIE SA	90,996	2,141,684
	Stef SA	3,236	318,900
	STMicroelectronics NV	33,324	1,231,227
	Sword Group	9,760	420,235
	Synergie SE	6,994	269,754
*	Technicolor SA	60,573	202,196
*	Technip Energies NV	109,596	1,331,793
	Teleperformance	8,764	3,145,497
#	Television Francaise 1	58,887	498,725
	Thales SA	13,980	1,789,788
	Thermador Groupe	4,498	455,262
	Tikehau Capital SCA	14,565	336,436
	Totalenergies EP Gabon	565	107,582
	TotalEnergies SE	308,861	15,165,991

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Trigano SA	7,260	$935,389
*	Ubisoft Entertainment SA	54,293	2,454,745
	Union Financiere de France BQE SA	2,287	45,592
	Valeo	183,251	3,331,707
*	Vallourec SA	120,467	1,419,485
Ω	Verallia SA	32,488	893,073
	Vetoquinol SA	2,629	342,338
#	Vicat SA	21,056	633,175
	VIEL & Cie SA	15,605	94,771
	Vilmorin & Cie SA	8,732	414,880
#	Vinci SA	36,490	3,540,765
	Virbac SA	2,232	901,163
#	Vivendi SE	138,870	1,595,006
*	Vranken-Pommery Monopole SA	1,795	32,801
	Wavestone	8,984	472,517
*Ω	Worldline SA	14,994	589,927
*Ω	X-Fab Silicon Foundries SE	36,746	260,141
*	Xilam Animation SA	361	15,339

TOTAL FRANCE			244,133,837

GERMANY — (5.9%)
	1&1 AG	41,453	873,550
	7C Solarparken AG	35,842	166,345
	Aareal Bank AG	59,491	2,027,082
	Adesso SE	1,516	297,133
*	ADVA Optical Networking SE	74,512	1,011,390
	All for One Group SE	2,007	133,187
#	Allgeier SE	3,364	151,341
	Allianz SE	36,861	8,317,098
	Allianz SE, Sponsored ADR	8,379	187,690
	Amadeus Fire AG	2,171	303,864
	Aroundtown SA	39,342	197,835
	Atoss Software AG	1,945	282,617
*Ω	Aumann AG	4,058	60,960
	Aurubis AG	38,286	4,350,797
	BASF SE	66,537	3,504,036
	Basler AG	2,286	255,797
*	Bauer AG	15,384	145,669
	Bayer AG	59,740	3,935,136
	Bayerische Motoren Werke AG	59,479	4,857,398
	BayWa AG	15,030	716,749
	Bechtle AG	14,539	671,843
Ω	Befesa SA	16,031	1,001,152
#	Beiersdorf AG	5,965	599,128
	Bertrandt AG	6,115	284,082
#	bet-at-home.com AG	459	7,139
*	Bijou Brigitte AG	3,995	93,318
	Bilfinger SE	28,825	1,160,132
*	Borussia Dortmund GmbH & Co. KGaA	73,370	287,358
	Brenntag SE	39,371	3,038,003
	CANCOM SE	15,325	740,006
	Carl Zeiss Meditec AG	2,905	364,881
	CECONOMY AG	163,256	559,344
	CENIT AG	3,984	62,523
	Cewe Stiftung & Co. KGAA	5,534	505,130
*	Commerzbank AG	883,755	5,769,439
	CompuGroup Medical SE & Co. KgaA	13,210	706,113
*	Continental AG	47,233	3,237,402
#*	Corestate Capital Holding SA	25,556	221,558

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	Covestro AG	168,512	$7,255,373
	CropEnergies AG	27,276	353,783
*	CTS Eventim AG & Co. KGaA	10,323	708,530
*	Daimler Truck Holding AG	81,955	2,204,157
#*Ω	Delivery Hero SE	2,281	80,184
	Dermapharm Holding SE	7,158	404,717
*	Deutsche Bank AG	408,778	4,040,980
	Deutsche Beteiligungs AG	14,598	453,652
	Deutsche Boerse AG	12,337	2,147,804
#	Deutsche EuroShop AG	15,280	253,163
#*	Deutsche Lufthansa AG	246,693	1,835,289
Ω	Deutsche Pfandbriefbank AG	136,870	1,722,596
	Deutsche Post AG	39,403	1,683,393
	Deutsche Telekom AG, Sponsored ADR	6,767	124,242
	Deutsche Telekom AG	205,088	3,777,957
	Deutz AG	131,782	584,082
	DIC Asset AG	18,473	258,436
	DMG Mori AG	4,123	181,046
#	Dr Hoenle AG	2,767	73,543
	Draegerwerk AG & Co. KGaA	3,383	155,137
	Duerr AG	21,318	554,049
	E.ON SE	184,600	1,921,124
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	593,742
*	EDAG Engineering Group AG	6,901	85,389
	Elmos Semiconductor SE	7,448	371,396
*	ElringKlinger AG	28,219	233,944
	Encavis AG	31,634	690,591
	Energiekontor AG	2,116	202,134
	Evonik Industries AG	85,053	2,224,678
#	Fabasoft AG	1,817	46,009
	Fielmann AG	9,076	458,810
	First Sensor AG	1,258	66,298
#*	flatexDEGIRO AG	16,612	283,726
*	Francotyp-Postalia Holding AG, Class A	10,397	31,723
*	Fraport AG Frankfurt Airport Services Worldwide	26,084	1,393,911
	Freenet AG	114,320	3,163,032
	Fresenius Medical Care AG & Co. KGaA	39,828	2,476,778
	Fresenius SE & Co. KGaA	125,823	4,447,586
	Fuchs Petrolub SE	17,754	473,207
	GEA Group AG	28,575	1,112,323
	Gerresheimer AG	25,957	1,803,034
*	Gesco AG	7,358	190,995
	GFT Technologies SE	23,807	945,626
*	GK Software SE	742	102,141
*	Global Fashion Group SA	11,779	22,429
	Grand City Properties SA	15,706	277,290
	GRENKE AG	15,089	398,050
*	H&R GmbH & Co. KGaA	9,526	61,211
	Hamburger Hafen und Logistik AG	26,515	431,493
	Hannover Rueck SE	3,593	558,462
#Ω	Hapag-Lloyd AG	2,785	1,108,671
	Hawesko Holding AG	1,608	84,491
	HeidelbergCement AG	85,084	4,901,470
*	Heidelberger Druckmaschinen AG	259,333	572,963
*	HelloFresh SE	9,575	403,627
	Henkel AG & Co. KGaA	5,359	340,088
	Hensoldt AG	9,811	273,226
*	Highlight Communications AG	13,766	54,444
	Hochtief AG	3,977	240,682

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	9,349	$1,119,110
	Hugo Boss AG	32,666	1,832,004
*	Hypoport SE	1,582	437,350
	Indus Holding AG	17,012	483,956
	Infineon Technologies AG, ADR	25,149	713,980
Ω	Instone Real Estate Group SE	32,532	499,432
	IVU Traffic Technologies AG	1,494	28,011
	Jenoptik AG	35,706	1,003,653
Ω	JOST Werke AG	12,353	477,806
*	K+S AG	192,423	6,463,101
	KION Group AG	45,458	2,528,645
*	Kloeckner & Co. SE	74,158	955,285
	Knorr-Bremse AG	5,233	373,189
*	Koenig & Bauer AG	13,885	271,006
	Krones AG	6,268	483,975
	KSB SE & Co. KGaA	83	39,806
	KWS Saat SE & Co. KGaA	6,103	450,358
	Lanxess AG	73,501	2,841,259
	LEG Immobilien SE	5,734	587,910
	Leifheit AG	6,821	158,510
#*	Leoni AG	22,566	209,675
#*	Manz AG	2,130	86,825
*	Medigene AG	778	2,431
	Mercedes-Benz Group AG	163,910	11,441,109
	Merck KGaA	2,693	499,625
*	METRO AG	112,600	989,072
	MLP SE	54,817	387,426
	MTU Aero Engines AG	3,069	618,912
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,491	2,974,615
	Mutares SE & Co. KGaA	1,395	31,882
*	Nagarro SE	4,431	623,008
	Nemetschek SE	12,569	997,405
	New Work SE	1,591	271,005
	Nexus AG	7,174	349,854
*	Nordex SE	48,675	702,483
	Norma Group SE	22,766	561,634
	OHB SE	5,091	179,947
	Patrizia AG	25,462	435,529
	Pfeiffer Vacuum Technology AG	5,271	938,320
	PNE AG	60,101	763,409
*	Progress-Werk Oberkirch AG	1,001	32,999
	ProSiebenSat.1 Media SE	155,563	1,789,874
	PSI Software AG	5,104	193,620
	Puma SE	13,969	1,027,819
*	PVA TePla AG	8,646	213,405
#*	q.beyond AG	91,973	143,061
*	QIAGEN NV	31,826	1,449,222
*	R Stahl AG	1,041	16,221
	Rational AG	640	390,429
	Rheinmetall AG	12,054	2,717,262
	RTL Group SA	17,392	904,339
	RWE AG	75,009	3,114,328
#	S&T AG	34,555	584,193
*	SAF-Holland SE	42,833	325,544
*	Salzgitter AG	37,824	1,570,056
	SAP SE	16,936	1,716,395
#Ω	Scout24 SE	34,139	2,159,234
	Secunet Security Networks AG	753	318,809
*	SGL Carbon SE	33,817	185,677

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Siemens AG	21,667	$2,664,065
#*	Siemens Energy AG	87,189	1,679,458
Ω	Siemens Healthineers AG	4,129	220,777
	Siltronic AG	12,061	1,132,638
*	Sixt SE	8,143	1,058,691
#	SMA Solar Technology AG	6,053	275,465
	Software AG	24,743	761,584
	Stabilus SE	21,393	1,007,639
	STRATEC SE	4,290	485,568
	Stroeer SE & Co. KGaA	14,561	871,133
	Suedzucker AG	72,094	938,925
*	SUESS MicroTec SE	12,660	196,353
	Surteco Group SE	8,145	258,783
	Symrise AG	8,044	957,190
	Syzygy AG	896	5,665
	TAG Immobilien AG	26,804	535,690
	Takkt AG	30,541	493,433
*	Talanx AG	32,043	1,332,337
#*Ω	TeamViewer AG	11,058	132,686
	Technotrans SE	6,522	161,821
	Telefonica Deutschland Holding AG	1,008,993	3,034,576
*	thyssenkrupp AG	362,577	2,780,614
	Traffic Systems SE	3,961	128,278
	Uniper SE	17,374	446,593
	United Internet AG	60,647	1,951,065
	USU Software AG	878	20,376
#*	va-Q-tec AG	1,984	34,855
#	Varta AG	5,344	500,016
	VERBIO Vereinigte BioEnergie AG	23,325	1,652,911
*	Vitesco Technologies Group AG, Class A	17,120	687,993
	Volkswagen AG	5,249	1,138,306
	Vossloh AG	9,763	372,443
	Wacker Chemie AG	6,672	1,058,633
	Wacker Neuson SE	30,563	634,554
	Washtec AG	6,761	368,819
#*	Westwing Group SE	2,817	32,036
	Wuestenrot & Wuerttembergische AG	23,143	436,532
*Ω	Zalando SE	8,806	346,483
	Zeal Network SE	8,173	317,916

TOTAL GERMANY			207,761,031

HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	1,631,933	19,090
	Aeon Credit Service Asia Co. Ltd.	38,000	24,764
	AIA Group Ltd.	420,000	4,125,978
*	Aidigong Maternal & Child Health Ltd.	1,608,000	87,407
	Allied Group Ltd.	236,000	83,433
	APAC Resources Ltd.	173,687	27,568
*	Apollo Future Mobility Group Ltd.	1,236,000	55,330
*	Applied Development Holdings Ltd.	1,210,000	15,525
	Asia Financial Holdings Ltd.	136,000	58,444
	Asia Standard International Group Ltd.	482,000	45,557
	Asiasec Properties Ltd.	49,000	2,841
	ASM Pacific Technology Ltd.	134,200	1,352,438
	Associated International Hotels Ltd.	10,000	16,108
	Bank of East Asia Ltd. (The)	758,281	1,122,042
	BOC Hong Kong Holdings Ltd.	280,000	1,013,561
	BOCOM International Holdings Co. Ltd.	519,000	70,756
	Bright Smart Securities & Commodities Group Ltd.	386,000	66,154

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
††^	Brightoil Petroleum Holdings Ltd.	1,027,000	$36,816
Ω	Budweiser Brewing Co. APAC Ltd.	31,300	77,881
	Cafe de Coral Holdings Ltd.	284,000	445,873
#*	Cathay Pacific Airways Ltd.	1,249,000	1,247,910
*	Century City International Holdings Ltd.	1,416,000	66,298
	Chen Hsong Holdings	122,000	33,120
	Cheuk Nang Holdings Ltd.	24,781	7,733
	Chevalier International Holdings Ltd.	30,055	34,632
*	China Baoli Technologies Holdings Ltd.	32,500	1,198
*	China Best Group Holding Ltd.	291,000	28,556
*	China Energy Development Holdings Ltd.	4,676,000	87,305
*††^	China Solar Energy Holdings Ltd.	64,000	275
#*	China Star Entertainment Ltd.	1,612,000	170,755
*	China Strategic Holdings Ltd.	17,355,000	74,115
	China Tonghai International Financial Ltd.	240,000	4,546
	Chinese Estates Holdings Ltd.	461,500	134,096
	Chinney Investments Ltd.	112,000	21,332
	Chow Sang Sang Holdings International Ltd.	385,000	426,250
	Chow Tai Fook Jewellery Group Ltd.	254,000	425,887
	Chuang’s China Investments Ltd.	1,080,000	49,760
	Chuang’s Consortium International Ltd.	790,925	86,544
	CITIC Telecom International Holdings Ltd.	1,924,000	690,450
	CK Asset Holdings Ltd.	322,152	2,183,913
	CK Hutchison Holdings Ltd.	343,960	2,413,886
	CK Infrastructure Holdings Ltd.	107,500	722,766
#	CK Life Sciences Int’l Holdings, Inc.	672,000	50,177
#	CMBC Capital Holdings Ltd.	22,250	5,078
#	C-Mer Eye Care Holdings Ltd.	108,000	58,539
	CNT Group Ltd.	518,000	25,209
*	Cowell e Holdings, Inc.	241,000	269,758
Ω	Crystal International Group Ltd.	378,500	147,649
	CSI Properties Ltd.	3,691,515	87,933
*††^	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	477,795	401,531
	Dah Sing Financial Holdings Ltd.	197,466	574,611
	Dickson Concepts International Ltd.	83,500	41,666
	Dynamic Holdings Ltd.	2,000	2,479
	Eagle Nice International Holdings Ltd.	242,000	142,337
	EC Healthcare	222,000	223,123
	EcoGreen International Group Ltd.	234,000	56,659
*	Emperor Capital Group Ltd.	3,231,000	23,814
	Emperor Entertainment Hotel Ltd.	495,000	39,389
	Emperor International Holdings Ltd.	1,323,750	142,748
	Emperor Watch & Jewellery Ltd.	2,480,000	52,124
*	ENM Holdings Ltd.	992,000	81,447
*	Esprit Holdings Ltd.	1,845,548	325,120
*Ω	ESR Cayman Ltd.	81,600	247,705
*	Eternity Investment Ltd.	1,730,000	34,456
	EuroEyes International Eye Clinic Ltd., Class C	44,000	36,773
#	Fairwood Holdings Ltd.	67,000	122,260
	Far East Consortium International Ltd.	1,892,575	589,796
	First Pacific Co. Ltd.	2,145,200	864,957
*	First Shanghai Investments Ltd.	152,000	3,051
*Ω	FIT Hon Teng Ltd.	516,000	65,686
#*Ω	Fosun Tourism Group.	55,800	74,398
*Ω	Frontage Holdings Corp.	240,000	70,883
	FSE Lifestyle Services Ltd.	75,000	48,466
	Galaxy Entertainment Group Ltd.	71,000	405,138
*	Genting Hong Kong Ltd.	436,000	17,280

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Get Nice Financial Group Ltd.	152,150	$15,004
	Giordano International Ltd.	1,262,000	263,409
	Glorious Sun Enterprises Ltd.	447,000	44,706
*	Gold Peak Industries Holdings Ltd.	81,000	7,301
	Golden Resources Development International Ltd.	90,000	5,400
*††^	Good Resources Holdings Ltd.	2,080,000	4,215
*	GR Properties Ltd.	668,000	96,333
	Great Eagle Holdings Ltd.	213,329	497,758
*	G-Resources Group Ltd.	498,930	173,289
	Guoco Group Ltd.	18,000	188,379
	Guotai Junan International Holdings Ltd.	2,444,000	265,546
#	Haitong International Securities Group Ltd.	2,179,605	345,040
	Hang Lung Group Ltd.	742,000	1,448,748
	Hang Lung Properties Ltd.	925,000	1,769,127
	Hang Seng Bank Ltd.	48,800	864,026
	Hanison Construction Holdings Ltd.	381,459	58,425
*	Hans Energy Co. Ltd.	688,000	13,261
*	Harbour Centre Development Ltd.	53,000	45,521
	Henderson Land Development Co. Ltd.	251,575	1,017,373
	HK Electric Investments & HK Electric Investments Ltd.	132,788	131,068
	HKBN Ltd.	669,500	782,202
	HKR International Ltd.	717,188	261,674
	HKT Trust & HKT Ltd.	1,293,000	1,851,968
	Hon Kwok Land Investment Co. Ltd.	110,000	36,010
	Hong Kong & China Gas Co. Ltd.	653,735	721,017
*	Hong Kong ChaoShang Group Ltd.	240,000	26,013
	Hong Kong Exchanges & Clearing Ltd.	1,200	50,903
	Hong Kong Ferry Holdings Co. Ltd.	96,000	85,268
	Hong Kong Technology Venture Co. Ltd.	466,000	394,921
*	Hongkong & Shanghai Hotels Ltd. (The)	410,720	407,741
	Hongkong Chinese Ltd.	296,000	23,892
††^	Hsin Chong Group Holdings Ltd.	1,532,000	12,807
	Hung Hing Printing Group Ltd.	280,000	45,233
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,254,000	209,132
	Hysan Development Co. Ltd.	117,000	344,241
	IGG, Inc.	857,000	352,979
*	Imagi International Holdings Ltd.	216,799	13,552
	International Housewares Retail Co. Ltd.	248,000	83,108
*	IPE Group Ltd.	365,000	34,714
*	IRC Ltd.	7,348,000	196,529
	ITC Properties Group Ltd.	429,283	56,707
	Jacobson Pharma Corp. Ltd.	284,000	23,386
	Johnson Electric Holdings Ltd.	376,488	427,511
	K Wah International Holdings Ltd.	1,105,000	414,109
*	Kader Holdings Co. Ltd.	104,000	5,779
	Karrie International Holdings Ltd.	396,000	75,189
	Kerry Logistics Network Ltd.	527,250	1,212,486
	Kerry Properties Ltd.	406,000	1,097,878
	Kingmaker Footwear Holdings Ltd.	204,000	28,202
*	Kingston Financial Group Ltd.	634,000	20,608
	Kowloon Development Co. Ltd.	414,000	538,908
*	KuangChi Science Ltd.	1,092,000	17,924
*	Kwoon Chung Bus Holdings Ltd.	42,000	10,649
*	Lai Sun Development Co. Ltd.	256,069	119,969
*	Lai Sun Garment International Ltd.	30,223	13,552
*	Landing International Development Ltd.	2,029,800	58,073
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	990,750	119,348
*	Lifestyle International Holdings Ltd.	409,000	196,653
	Lippo China Resources Ltd.	2,772,000	43,468

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Lippo Ltd.	9,000	$3,227
	Liu Chong Hing Investment Ltd.	178,000	170,161
	L’Occitane International SA.	170,750	535,227
	Luk Fook Holdings International Ltd.	339,000	775,940
	Lung Kee Bermuda Holdings	106,000	49,915
*	Magnificent Hotel Investment Ltd.	818,000	11,276
	Man Wah Holdings Ltd.	793,600	742,751
*	Mason Group Holdings Ltd.	18,263,999	41,323
	MECOM Power & Construction Ltd.	148,999	63,785
*	Melco International Development Ltd.	617,000	487,159
#*	Melco Resorts & Entertainment Ltd., ADR	10,831	61,953
	Miramar Hotel & Investment	155,000	247,424
	Modern Dental Group Ltd.	363,000	132,392
*	Mongolian Mining Corp.	393,000	167,676
	MTR Corp. Ltd.	107,216	569,650
	NagaCorp Ltd.	624,000	557,692
	Nameson Holdings Ltd.	314,000	16,793
*^	National United Resources Holdings Ltd.	35,000	642
	New World Development Co. Ltd.	650,644	2,488,577
*	NewOcean Energy Holdings Ltd.	788,000	3,916
	Nissin Foods Co. Ltd.	269,000	176,853
	NWS Holdings Ltd.	1,230,830	1,114,246
	Orient Overseas International Ltd.	15,500	427,708
	Oriental Watch Holdings	390,368	214,762
*	Oshidori International Holdings Ltd.	3,201,000	203,078
††^	Pacific Andes International Holdings Ltd.	1,218,336	4,254
#	Pacific Basin Shipping Ltd.	3,077,000	1,411,760
*	Pacific Century Premium Developments Ltd.	190,081	11,400
	Pacific Textiles Holdings Ltd.	937,000	412,545
*	Paliburg Holdings Ltd.	246,000	64,345
*	Paradise Entertainment Ltd.	340,000	34,803
#	PC Partner Group Ltd.	208,000	253,678
	PCCW Ltd.	1,874,415	1,061,973
	Pentamaster International Ltd.	144,000	17,479
#	Perfect Medical Health Management Ltd.	244,000	141,487
	Pico Far East Holdings Ltd.	640,000	94,845
	Playmates Holdings Ltd.	898,000	78,453
	Plover Bay Technologies Ltd.	144,000	59,376
	Prada SpA	81,300	505,860
*	PT International Development Co. Ltd.	1,088,000	29,916
	Public Financial Holdings Ltd.	292,000	89,926
*Ω	Razer, Inc.	1,076,000	367,185
*	Regal Hotels International Holdings Ltd.	240,000	95,935
Ω	Regina Miracle International Holdings Ltd.	204,000	122,323
#*	Sa Sa International Holdings Ltd.	426,000	76,144
	Safety Godown Co. Ltd.	84,000	32,282
*	Sands China Ltd.	65,600	144,594
	SAS Dragon Holdings Ltd.	294,000	168,369
	SEA Holdings Ltd.	162,968	130,704
*	Shangri-La Asia Ltd.	1,027,666	778,089
	Shenwan Hongyuan HK Ltd.	282,500	26,367
*	Shun Ho Property Investments Ltd.	13,497	2,151
*	Shun Tak Holdings Ltd.	1,541,249	312,225
	Singamas Container Holdings Ltd.	1,338,000	185,114
	Sino Land Co. Ltd.	1,572,876	2,078,999
	SITC International Holdings Co. Ltd.	347,000	1,153,590
*	SJM Holdings Ltd.	1,913,000	803,581
	SmarTone Telecommunications Holdings Ltd.	357,666	186,775
	Solomon Systech International Ltd.	996,000	68,290

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Soundwill Holdings Ltd.	69,000	$59,942
*	South China Holdings Co. Ltd.	1,200,000	12,047
*	Space Group Holdings Ltd.	25,000	14,441
	Stella International Holdings Ltd.	436,000	461,071
	Sun Hung Kai & Co. Ltd.	447,341	212,104
	Sun Hung Kai Properties Ltd.	92,282	1,062,820
	SUNeVision Holdings Ltd.	334,000	277,477
	Swire Pacific Ltd., Class A	236,500	1,347,082
	Swire Pacific Ltd., Class B	407,500	384,197
#	TAI Cheung Holdings Ltd.	214,000	130,957
	Tao Heung Holdings Ltd.	324,000	36,082
	Techtronic Industries Co. Ltd.	22,500	300,332
*	Television Broadcasts Ltd.	341,400	210,464
	Texhong Textile Group Ltd.	199,500	239,913
	Texwinca Holdings Ltd.	712,000	122,378
*	Town Health International Medical Group Ltd.	1,057,899	61,727
	Tradelink Electronic Commerce Ltd.	220,000	32,777
	Transport International Holdings Ltd.	207,822	339,970
*	Trendzon Holdings Group Ltd.	820,000	25,997
	United Laboratories International Holdings Ltd.	919,000	450,378
††^	Untrade Convoy	5,166,000	20,606
*	Untrade Gold Fin Holdings	204,000	0
††^	Untrade.Burwill	2,638,000	4,471
††^	Up Energy Development Group Ltd.	590,000	1,820
	Value Partners Group Ltd.	879,000	332,654
	Vedan International Holdings Ltd.	420,000	34,147
	Vitasoy International Holdings Ltd.	236,000	427,886
*	Vobile Group Ltd.	136,000	67,073
Ω	VPower Group International Holdings Ltd.	855,699	98,329
	VSTECS Holdings Ltd.	707,200	608,864
	VTech Holdings Ltd.	96,800	684,753
	Wai Kee Holdings Ltd.	158,000	69,266
	Wang On Group Ltd.	9,480,000	76,620
Ω	WH Group Ltd.	6,369,568	4,398,818
	Wharf Real Estate Investment Co. Ltd.	4,000	18,850
	Wing On Co. International Ltd.	30,000	68,138
	Wing Tai Properties Ltd.	154,000	81,827
*	Xingye Alloy Materials Group Ltd.	121,000	18,053
	Xinyi Glass Holdings Ltd.	482,000	1,066,575
	YTO Express Holdings Ltd.	128,000	36,453
*	Yue Yuen Industrial Holdings Ltd.	709,000	1,042,857
	Zensun Enterprises Ltd.	446,999	209,303
*	Zhaobangji Properties Holdings Ltd.	1,520,000	78,675

TOTAL HONG KONG			76,156,502

IRELAND — (0.6%)
	AIB Group PLC	482,180	1,047,360
*	Bank of Ireland Group PLC	668,510	4,051,641
	Cairn Homes PLC	631,372	761,340
#	CRH PLC, Sponsored ADR	124,349	4,921,733
*	Dalata Hotel Group PLC	113,628	519,013
	FBD Holdings PLC	15,411	161,198
*	Flutter Entertainment PLC	9,562	965,463
	Glanbia PLC	88,575	1,056,023
*Ω	Glenveagh Properties PLC	464,362	560,360
*	Irish Continental Group PLC	119,190	482,807
	Kerry Group PLC, Class A	3,556	392,457
	Kingspan Group PLC	21,865	2,035,348
*	Permanent TSB Group Holdings PLC	40,877	64,320

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Smurfit Kappa Group PLC	62,185	$2,627,675

TOTAL IRELAND.			19,646,738

ISRAEL — (1.3%)
	Adgar Investment & Development Ltd.	10,959	24,792
	Afcon Holdings Ltd.	1,140	65,514
	AFI Properties Ltd.	2,858	172,109
#	Africa Israel Residences Ltd.	2,489	174,817
*	Airport City Ltd.	5,279	117,526
*	Allot Ltd.	9,849	57,233
	Alony Hetz Properties & Investments Ltd.	9,320	152,534
	Alrov Properties & Lodgings Ltd.	4,709	307,128
	Amot Investments Ltd.	8,270	62,776
	Arad Ltd.	1,380	19,288
#	Ashtrom Group Ltd.	13,605	379,394
	Atreyu Capital Markets Ltd.	960	20,056
	AudioCodes Ltd.	13,396	315,208
	Aura Investments Ltd.	84,577	181,788
	Automatic Bank Services Ltd.	1,471	8,968
#*	Avgol Industries 1953 Ltd.	33,733	23,946
	Azorim-Investment Development & Construction Co. Ltd.	54,446	281,363
	Azrieli Group Ltd.	1,145	98,354
	Bank Hapoalim BM	179,380	1,663,069
	Bank Leumi Le-Israel BM	153,782	1,613,903
#*	Bet Shemesh Engines Holdings 1997 Ltd.	4,541	133,083
*	Bezeq The Israeli Telecommunication Corp. Ltd.	283,532	449,480
	Big Shopping Centers Ltd.	1,066	161,093
*	BioLine RX Ltd.	118,855	10,668
	Blue Square Real Estate Ltd.	1,129	100,869
*	Brack Capital Properties NV	528	81,547
*	Camtek Ltd.	1,177	34,641
	Carasso Motors Ltd.	26,998	174,264
*	Cellcom Israel Ltd.	80,807	476,779
*	Ceragon Networks Ltd.	21,364	40,805
*	Clal Insurance Enterprises Holdings Ltd.	47,036	1,042,586
*	Compugen Ltd.	7,817	17,600
	Danel Adir Yeoshua Ltd.	2,111	332,818
	Delek Automotive Systems Ltd.	23,058	328,131
*	Delek Group Ltd.	3,827	632,769
	Delta Galil Industries Ltd.	6,912	460,637
	Dor Alon Energy in Israel 1988 Ltd.	3,179	129,091
	Duniec Brothers Ltd.	3,258	209,408
	Elbit Systems Ltd.	3,101	669,440
	Electra Consumer Products 1970 Ltd.	8,420	475,340
	Electra Ltd.	841	577,095
	Electra Real Estate Ltd.	12,365	207,312
#*	Ellomay Capital Ltd.	2,696	68,299
	Energix-Renewable Energies Ltd.	49,843	168,866
*	Enlight Renewable Energy Ltd.	156,143	334,996
*	Equital Ltd.	20,579	839,364
*	Fattal Holdings 1998 Ltd.	1,772	255,581
#	First International Bank of Israel Ltd. (The)	23,524	987,815
	FMS Enterprises Migun Ltd.	2,031	70,450
	Formula Systems 1985 Ltd.	7,015	678,816
#	Fox Wizel Ltd.	6,508	956,873
	Gav-Yam Lands Corp. Ltd.	17,901	197,023
*	Gilat Satellite Networks Ltd.	16,185	118,381
	Hamat Group Ltd.	13,740	133,227
	Harel Insurance Investments & Financial Services Ltd.	117,297	1,437,696

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Hilan Ltd.	8,673	$504,112
	ICL Group Ltd.	25,129	272,506
	IDI Insurance Co. Ltd.	6,684	221,243
	IES Holdings Ltd.	1,321	134,509
	Ilex Medical Ltd.	3,707	150,849
#	Infinya Ltd.	2,531	231,530
	Inrom Construction Industries Ltd.	76,099	328,606
	Isracard Ltd.	112,943	568,380
	Israel Canada T.R Ltd.	43,856	216,835
	Israel Discount Bank Ltd., Class A	501,282	2,960,791
	Israel Land Development - Urban Renewal Ltd.	12,597	228,609
	Isras Investment Co. Ltd.	953	232,282
*	Issta Lines Ltd.	2,436	89,238
*	Kamada Ltd.	19,848	106,537
	Kardan Real Estate Enterprise & Development Ltd.	30,007	44,499
#	Kenon Holdings Ltd.	10,015	571,979
	Kerur Holdings Ltd.	3,188	80,333
	Klil Industries Ltd.	502	41,534
	Levinstein Properties Ltd.	399	13,253
	M Yochananof & Sons Ltd.	2,887	172,423
	Magic Software Enterprises Ltd.	17,329	298,293
	Malam - Team Ltd.	5,570	160,169
	Matrix IT Ltd.	26,822	675,908
	Maytronics Ltd.	10,457	185,672
	Mediterranean Towers Ltd.	60,937	192,333
	Mega Or Holdings Ltd.	5,500	209,427
*	Mehadrin Ltd.	500	27,054
	Meitav Dash Investments Ltd.	26,669	151,663
*	Melisron Ltd.	1,206	97,827
*	Menora Mivtachim Holdings Ltd.	25,601	639,062
	Meshulam Levinstein Contracting & Engineering Ltd.	766	80,733
	Migdal Insurance & Financial Holdings Ltd.	398,917	673,073
	Mivne Real Estate KD Ltd.	55,653	208,520
	Mivtach Shamir Holdings Ltd.	5,699	184,152
	Mizrahi Tefahot Bank Ltd.	13,805	510,646
*	Naphtha Israel Petroleum Corp. Ltd.	30,324	240,956
#	Nawi Brothers Ltd.	15,620	137,937
*	Neto Malinda Trading Ltd.	8,290	422,559
	Neto ME Holdings Ltd.	1,844	141,553
#*	Nice Ltd., Sponsored ADR	302	62,336
*	Nova Ltd.	7,410	710,580
	Novolog Ltd.	270,594	274,247
*	Oil Refineries Ltd.	2,133,681	949,637
	One Software Technologies Ltd.	10,591	174,491
*	OPC Energy Ltd.	13,969	153,568
	Palram Industries 1990 Ltd.	6,932	96,654
*	Partner Communications Co. Ltd.	93,470	741,459
*	Partner Communications Co. Ltd., ADR	10,082	78,942
*	Paz Oil Co. Ltd.	6,992	1,083,649
	Peninsula Group Ltd.	12,472	9,717
*	Perion Network Ltd.	9,458	202,222
	Phoenix Holdings Ltd.	134,737	1,695,051
	Plasson Industries Ltd.	3,827	224,502
	Prashkovsky Investments & Construction Ltd.	5,889	231,164
*	Priortech Ltd.	6,755	179,202
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	344,485
	Raval Ics Ltd.	7,533	14,582
	Scope Metals Group Ltd.	6,302	320,566
#	Shapir Engineering & Industry Ltd.	34,722	324,866

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Shikun & Binui Ltd.	70,220	$413,976
	Shufersal Ltd.	80,713	679,087
#*	Solegreen Ltd.	3,564	23,913
	Strauss Group Ltd.	13,095	350,044
	Summit Real Estate Holdings Ltd.	33,615	789,705
	Suny Cellular Communication Ltd.	64,446	36,693
	Tadiran Group Ltd.	1,603	259,635
Ω	Tamar Petroleum Ltd.	3,985	10,724
	Tel Aviv Stock Exchange Ltd.	13,896	65,626
	Telsys Ltd.	484	25,798
*	Tera Light Ltd.	25,601	51,466
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	292,441	2,547,161
	Tiv Taam Holdings 1 Ltd.	51,620	136,065
*	Tower Semiconductor Ltd.	30,990	1,495,529
	Victory Supermarket Chain Ltd.	3,836	60,511
	Vitania Ltd.	3,659	33,368
	YD More Investments Ltd.	14,057	54,663
	YH Dimri Construction & Development Ltd.	3,211	288,322

TOTAL ISRAEL.			46,334,400

ITALY — (2.4%)
	A2A SpA	1,045,905	1,786,989
	ACEA SpA	30,658	525,903
*	Aeffe SpA	14,032	25,671
	Amplifon SpA	25,120	1,002,159
Ω	Anima Holding SpA	231,304	1,127,084
*	Aquafil SpA	7,568	48,108
*	Arnoldo Mondadori Editore SpA	135,944	278,454
#	Ascopiave SpA	64,768	239,365
#	Assicurazioni Generali SpA	79,365	1,502,624
*	Atlantia SpA	38,649	921,996
	Avio SpA	15,324	182,059
	Azimut Holding SpA	62,201	1,320,271
*	Banca Carige SpA	72,064	59,621
	Banca Generali SpA	31,659	1,046,682
	Banca IFIS SpA	25,424	461,682
	Banca Mediolanum SpA	100,903	732,489
*	Banca Monte dei Paschi di Siena SpA	246,303	207,536
	Banca Popolare di Sondrio SpA	493,541	1,960,069
#	Banca Profilo SpA	193,938	46,636
#Ω	Banca Sistema SpA	57,614	122,616
#	Banco BPM SpA	1,560,523	4,916,734
	Banco di Desio e della Brianza SpA	26,638	84,949
	Be Shaping The Future SpA	54,666	193,918
Ω	BFF Bank SpA	91,912	573,127
*	Biesse SpA	1,204	18,783
	BPER Banca	1,039,057	1,735,845
	Brembo SpA	71,432	714,947
*	Brunello Cucinelli SpA	17,481	894,741
	Buzzi Unicem SpA	76,599	1,418,522
	Cairo Communication SpA	68,871	163,091
Ω	Carel Industries SpA	7,855	189,004
	Cembre SpA	2,238	64,556
	Cementir Holding NV	38,268	266,389
*	CIR SpA-Compagnie Industriali	291,188	126,167
	CNH Industrial NV	149,479	2,117,562
	Credito Emiliano SpA	87,133	532,308
*	d’Amico International Shipping SA	298,210	40,279
	Danieli & C Officine Meccaniche SpA	40,409	632,126

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Danieli & C Officine Meccaniche SpA	13,360	$284,424
	Davide Campari-Milano NV	10,449	117,898
	De’ Longhi SpA	24,785	601,030
	DeA Capital SpA	108,649	146,887
#	DiaSorin SpA	4,701	615,792
	Digital Bros SpA	1,461	37,111
Ω	doValue SpA	8,431	71,687
*	Elica SpA	25,575	90,581
	Emak SpA	71,008	105,792
*Ω	Enav SpA	63,749	294,295
	Enel SpA	240,535	1,564,172
	Eni SpA	237,920	3,325,834
	ERG SpA	33,272	1,146,412
#	Esprinet SpA	40,275	371,981
*	Eurotech SpA	11,968	43,383
*	Exprivia SpA	16,491	31,215
	Ferrari NV	6,093	1,282,973
	Fila SpA	9,571	95,196
#*	Fincantieri SpA	496,459	302,826
	FinecoBank Banca Fineco SpA	49,860	693,122
*	FNM SpA	128,567	72,146
*	Garofalo Health Care SpA	7,542	37,182
	Gefran SpA	3,892	38,268
#*	Geox SpA	47,794	41,294
	GPI SpA	2,469	33,691
	Gruppo MutuiOnline SpA	14,143	433,093
	Hera SpA	613,460	2,287,956
*	IMMSI SpA	249,326	116,051
#Ω	Infrastrutture Wireless Italiane SpA	63,121	673,522
*	Intek Group SpA	237,868	136,996
	Interpump Group SpA	3,270	132,205
	Intesa Sanpaolo SpA	2,048,178	4,173,605
	Iren SpA	100,252	259,145
	Italgas SpA	126,896	821,610
	Italmobiliare SpA	10,783	341,615
*	Iveco Group NV	33,526	197,246
#*	Juventus Football Club SpA	559,177	181,492
*	Leonardo SpA	181,334	1,866,179
	LU-VE SpA	2,828	63,825
#	Maire Tecnimont SpA	148,190	434,077
	Mediobanca Banca di Credito Finanziario SpA	267,113	2,677,233
#*	MFE-MediaForEurope NV, Class A	270,865	165,395
#	MFE-MediaForEurope NV, Class B	270,865	249,456
	Moncler SpA	21,751	1,133,090
*	Newlat Food SpA	8,758	54,776
	Openjobmetis SpA agenzia per il lavoro	2,042	22,521
	Orsero SpA	5,442	70,825
*Ω	OVS SpA	259,224	494,562
	Pharmanutra SpA	1,682	113,878
	Piaggio & C SpA	267,524	667,089
Ω	Pirelli & C SpA	251,397	1,245,925
Ω	Poste Italiane SpA	47,302	463,519
#*	Prima Industrie SpA	3,071	51,706
	Prysmian SpA	30,381	988,139
Ω	RAI Way SpA	55,432	325,908
	Recordati Industria Chimica e Farmaceutica SpA	22,386	1,078,745
	Reply SpA	8,013	1,179,651
#*	Risanamento SpA	155,351	18,892
	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	52,221

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Sabaf SpA	6,847	$175,694
#	SAES Getters SpA	5,257	122,207
	SAES Getters SpA	1,929	30,312
*	Safilo Group SpA	70,674	117,253
#*	Saipem SpA	580,719	657,230
	Salcef SpA	1,260	23,836
#*	Salvatore Ferragamo SpA	19,541	339,635
*	Saras SpA	545,503	507,708
*	Servizi Italia SpA	9,572	17,882
	Sesa SpA	4,033	583,042
	Snam SpA	166,061	910,778
*	Sogefi SpA	46,693	42,152
	SOL SpA	26,480	465,329
*	Spaxs SpA	28,479	369,525
	Stellantis NV	247,465	3,322,378
	Tamburi Investment Partners SpA	68,503	624,091
#Ω	Technogym SpA	42,645	321,881
	Telecom Italia SpA	5,975,301	1,744,912
	Telecom Italia SpA	3,907,957	1,087,807
	Telecom Italia SpA, Sponsored ADR	15,814	44,754
#	Tenaris SA, Sponsored ADR	44,551	1,344,549
	Terna—Rete Elettrica Nazionale	110,241	899,135
	Tinexta SpA	9,290	232,412
#*	Tod’s SpA	7,493	296,161
	TXT e-solutions SpA	5,832	59,939
	UniCredit SpA	476,352	4,408,673
#Ω	Unieuro SpA	9,160	152,945
	Unipol Gruppo SpA	341,821	1,863,820
	UnipolSai Assicurazioni SpA	240,343	676,044
#	Webuild SpA	112,949	192,033
	Zignago Vetro SpA	14,273	175,020

TOTAL ITALY			84,707,539

JAPAN — (21.1%)
	&Do Holdings Co. Ltd.	7,500	52,047
	77 Bank Ltd.	56,300	698,093
	A&D HOLON Holdings Co. Ltd.	22,300	148,880
	ABC-Mart, Inc.	9,200	381,523
*	Access Co. Ltd.	43,400	189,326
	Achilles Corp.	12,300	122,899
	Acom Co. Ltd.	236,000	606,927
	AD Works Group Co. Ltd.	33,460	38,138
	Adastria Co. Ltd.	10,960	181,640
	ADEKA Corp.	72,200	1,384,665
#	Ad-sol Nissin Corp.	5,100	61,331
#	Adtec Plasma Technology Co. Ltd.	3,600	55,145
	Advan Group Co. Ltd.	13,700	86,306
	Advance Create Co. Ltd.	5,700	40,680
*	Advanced Media, Inc.	13,700	58,763
	Advantest Corp.	9,600	655,182
#	Adventure, Inc.	1,000	69,384
#	Adways, Inc.	5,200	31,330
	Aeon Co. Ltd.	37,119	705,456
	Aeon Delight Co. Ltd.	10,300	220,151
#	Aeon Fantasy Co. Ltd.	5,700	93,763
	AEON Financial Service Co. Ltd.	89,300	820,970
#	Aeon Hokkaido Corp.	12,300	98,616
	Aeon Mall Co. Ltd.	13,600	165,479
#	Aeria, Inc.	17,400	50,753

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AFC-HD AMS Life Science Co. Ltd.	8,000	$46,081
	AGC, Inc.	109,100	4,090,095
	Agro-Kanesho Co. Ltd.	3,900	35,289
#	Ahresty Corp.	26,800	74,632
	Ai Holdings Corp.	11,400	149,662
*	AI inside, Inc.	600	20,368
	Aica Kogyo Co. Ltd.	19,000	439,815
	Aichi Bank Ltd. (The)	8,300	293,519
	Aichi Corp.	36,000	250,505
	Aichi Steel Corp.	10,800	186,932
	Aichi Tokei Denki Co. Ltd.	7,400	87,799
	Aida Engineering Ltd.	43,000	318,565
#	Aiful Corp.	205,100	584,601
	Aiming, Inc.	27,400	68,850
#	Ain Holdings, Inc.	8,500	381,265
	Aiphone Co. Ltd.	8,300	127,237
	Air Water, Inc.	137,800	1,829,005
	Airport Facilities Co. Ltd.	20,400	84,905
#	Airtech Japan Ltd.	7,800	62,472
	Airtrip Corp.	6,700	163,286
	Aisan Industry Co. Ltd.	39,300	211,861
	Aisin Corp.	71,206	2,068,574
	AIT Corp.	4,900	59,602
	Aizawa Securities Group Co. Ltd.	26,400	136,173
	Ajinomoto Co., Inc.	29,700	771,652
	Ajis Co. Ltd.	2,000	34,703
	Akatsuki Corp.	17,800	42,371
#	Akatsuki, Inc.	6,500	150,587
*	Akebono Brake Industry Co. Ltd.	124,100	146,558
	Akita Bank Ltd. (The)	16,600	213,131
	Albis Co. Ltd.	5,800	100,063
	Alconix Corp.	21,900	236,598
	Alfresa Holdings Corp.	101,500	1,380,268
	Alinco, Inc.	12,100	79,431
	Alleanza Holdings Co. Ltd.	14,900	114,714
*	Allied Architects, Inc.	4,700	23,326
*	Allied Telesis Holdings KK	80,300	59,911
	Alpen Co. Ltd.	15,500	234,950
	Alpha Corp.	5,800	43,555
	Alpha Systems, Inc.	880	26,015
*	AlphaPolis Co. Ltd.	1,700	43,470
	Alps Alpine Co. Ltd.	177,948	1,575,306
	Alps Logistics Co. Ltd.	10,200	83,897
	Altech Corp.	11,920	178,246
	Amada Co. Ltd.	184,800	1,434,965
	Amano Corp.	30,700	591,011
	Amiyaki Tei Co. Ltd.	3,600	80,459
	Amuse, Inc.	7,900	119,150
	Amvis Holdings, Inc.	1,200	46,980
	Anabuki Kosan, Inc.	5,300	92,063
	Anest Iwata Corp.	31,500	199,853
	Anicom Holdings, Inc.	36,500	172,175
	Anritsu Corp.	64,200	807,284
	AOI Electronics Co. Ltd.	3,700	57,072
#	AOKI Holdings, Inc.	49,178	231,461
	Aoki Super Co. Ltd.	1,800	39,615
	Aoyama Trading Co. Ltd.	38,600	196,297
	Aoyama Zaisan Networks Co. Ltd.	21,200	199,279
#	Aozora Bank Ltd.	71,000	1,421,458

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Apaman Co. Ltd.	5,900	$21,590
	Arakawa Chemical Industries Ltd.	14,800	117,957
	Arata Corp.	13,600	375,769
#	Araya Industrial Co. Ltd.	3,200	38,546
	Arcland Sakamoto Co. Ltd.	4,600	55,062
#	Arcland Service Holdings Co. Ltd.	13,200	228,112
	Arcs Co. Ltd.	43,089	682,162
#	Ardepro Co. Ltd.	57,700	19,499
	Arealink Co. Ltd.	11,000	126,724
	Argo Graphics, Inc.	9,000	213,632
	Arisawa Manufacturing Co. Ltd.	32,700	228,695
	ARTERIA Networks Corp.	19,500	199,734
	Artiza Networks, Inc.	5,000	44,596
	Artnature, Inc.	16,800	95,807
#	ArtSpark Holdings, Inc.	11,600	75,250
*	Aruhi Corp.	34,200	263,219
	As One Corp.	5,200	276,083
	Asahi Broadcasting Group Holdings Corp.	8,100	44,021
	Asahi Co. Ltd.	18,200	186,204
	Asahi Diamond Industrial Co. Ltd.	63,100	276,503
	Asahi Group Holdings Ltd.	22,200	836,780
	Asahi Holdings, Inc.	46,000	730,179
	Asahi Intecc Co. Ltd.	12,400	239,617
	Asahi Kasei Corp.	597,100	4,899,020
	Asahi Kogyosha Co. Ltd.	7,800	94,751
#	Asahi Net, Inc.	8,500	38,094
	Asahi Yukizai Corp.	12,400	179,086
	Asante, Inc.	2,500	28,214
	Asanuma Corp.	8,000	313,317
	Asax Co. Ltd.	1,800	8,191
	Ashimori Industry Co. Ltd.	4,300	30,600
	Asia Pile Holdings Corp.	31,700	104,144
	Asics Corp.	44,900	708,376
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	219,096
	ASKUL Corp.	20,600	252,258
	Astellas Pharma, Inc.	48,700	741,492
	Astena Holdings Co. Ltd.	32,700	109,237
	Asteria Corp.	3,100	22,017
	Asti Corp.	4,000	51,384
*	Atrae, Inc.	8,300	114,611
#*	Atsugi Co. Ltd.	19,900	82,155
	Aucnet, Inc.	10,800	127,050
	Autobacs Seven Co. Ltd.	59,000	621,212
	Aval Data Corp.	5,400	116,354
	Avant Corp.	11,700	104,019
	Avantia Co. Ltd.	8,800	57,329
	Avex, Inc.	29,200	313,892
#	Awa Bank Ltd.	35,700	589,242
#	Axell Corp.	9,300	67,785
	Axial Retailing, Inc.	14,600	382,358
	Azbil Corp.	4,400	133,593
	Bandai Namco Holdings, Inc.	8,200	555,164
	Bando Chemical Industries Ltd.	30,100	197,299
	Bank of Iwate Ltd. (The)	14,700	218,041
#	Bank of Kochi Ltd. (The)	5,900	34,565
	Bank of Kyoto Ltd.	32,200	1,402,878
#	Bank of Nagoya Ltd. (The)	11,500	277,550
	Bank of Saga Ltd. (The)	14,600	160,530
	Bank of the Ryukyus Ltd.	46,500	289,727

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Bank of Toyama Ltd. (The)	2,200	$34,055
	Baroque Japan Ltd.	7,800	47,087
	Base Co. Ltd.	1,100	53,538
	BayCurrent Consulting, Inc.	1,800	590,161
#	Beauty Garage, Inc.	2,300	48,527
	Beenos, Inc.	9,400	129,715
	Belc Co. Ltd.	6,900	293,853
	Bell System24 Holdings, Inc.	23,900	276,393
	Belluna Co. Ltd.	58,400	328,042
	Benefit One, Inc.	14,400	218,339
	Benesse Holdings, Inc.	40,600	710,373
#*	Bengo4.com, Inc.	3,600	92,639
#	Bic Camera, Inc.	54,800	462,533
	BIPROGY, Inc.	17,600	444,663
#	B-Lot Co. Ltd.	1,400	5,341
	BML, Inc.	18,700	481,255
#	Bookoff Group Holdings Ltd.	8,100	62,086
	Bourbon Corp.	5,800	93,045
	BP Castrol KK	5,300	51,683
#	Br Holdings Corp.	34,100	76,638
*	BrainPad, Inc.	9,600	84,105
	Bridgestone Corp.	37,800	1,385,509
	Broadband Tower, Inc.	34,100	49,988
	Broadleaf Co. Ltd.	92,900	262,496
#	Broadmedia Corp.	11,900	90,112
	Broccoli Co. Ltd.	5,500	48,168
	Brother Industries Ltd.	32,600	566,574
	Bunka Shutter Co. Ltd.	59,800	449,419
#	Business Brain Showa-Ota, Inc.	800	8,491
	Business Engineering Corp.	400	12,240
	BuySell Technologies Co. Ltd.	500	12,463
	C Uyemura & Co. Ltd.	5,200	240,358
	CAC Holdings Corp.	13,400	139,494
	Calbee, Inc.	32,900	589,318
#	Can Do Co. Ltd.	560	9,956
	Canon Electronics, Inc.	20,300	232,468
	Canon Marketing Japan, Inc.	23,000	500,477
	Canon, Inc., Sponsored ADR	24,859	571,260
	Canon, Inc.	13,900	319,827
	Capcom Co. Ltd.	20,400	538,297
#	Careerlink Co. Ltd.	1,800	19,351
#	Carenet, Inc.	4,400	28,013
	Carlit Holdings Co. Ltd.	14,100	69,433
	Carta Holdings, Inc.	7,200	136,707
	Casa, Inc.	7,200	44,054
	Casio Computer Co. Ltd.	59,500	617,006
	Cawachi Ltd.	16,400	258,459
#*	CellSource Co. Ltd.	2,200	63,655
	Central Automotive Products Ltd.	9,600	154,526
	Central Glass Co. Ltd.	38,100	701,574
	Central Security Patrols Co. Ltd.	10,600	171,103
#	Central Sports Co. Ltd.	5,400	98,979
	Ceres, Inc.	7,300	80,500
	Charm Care Corp. KK	13,500	134,868
	Chiba Bank Ltd. (The)	180,800	1,042,002
	Chiba Kogyo Bank Ltd. (The)	46,300	96,712
	Chilled & Frozen Logistics Holdings Co. Ltd.	13,400	115,615
	Chino Corp.	5,900	72,860
	Chiyoda Co. Ltd.	21,100	114,246

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Chiyoda Corp.	26,200	$86,626
	Chiyoda Integre Co. Ltd.	10,500	176,656
	Chofu Seisakusho Co. Ltd.	19,300	284,154
	Chori Co. Ltd.	10,800	158,508
	Chubu Shiryo Co. Ltd.	20,800	163,407
	Chudenko Corp.	31,800	511,144
	Chuetsu Pulp & Paper Co. Ltd.	20,089	144,660
#	Chugai Ro Co. Ltd.	5,500	62,421
	Chugoku Bank Ltd.	110,700	814,039
	Chugoku Electric Power Co., Inc.	21,600	142,269
#	Chugoku Marine Paints Ltd.	39,000	285,993
	Chukyo Bank Ltd. (The)	9,100	115,040
	Chuo Spring Co. Ltd.	10,900	56,361
	Chuo Warehouse Co. Ltd.	1,100	8,109
	CI Takiron Corp.	46,300	197,274
	Citizen Watch Co. Ltd.	262,300	989,948
	CKD Corp.	34,100	441,585
#	CK-San-Etsu Co. Ltd.	3,400	108,341
#	CL Holdings, Inc.	3,200	27,061
	Cleanup Corp.	21,000	84,783
	CMIC Holdings Co. Ltd.	10,300	118,565
	CMK Corp.	53,000	211,444
	Coca-Cola Bottlers Japan Holdings, Inc.	70,004	784,776
	COLOPL, Inc.	35,000	172,502
	Colowide Co. Ltd.	21,000	268,780
	Computer Engineering & Consulting Ltd.	23,000	210,488
	Computer Institute of Japan Ltd.	10,440	62,272
	COMSYS Holdings Corp.	34,959	725,825
	Comture Corp.	9,700	209,514
	Concordia Financial Group Ltd.	377,738	1,374,628
	CONEXIO Corp.	12,800	143,657
*	COOKPAD, Inc.	7,000	14,649
	Core Corp.	900	9,903
	Corona Corp.	16,800	108,751
	Cosel Co. Ltd.	23,300	135,858
	Cosmo Energy Holdings Co. Ltd.	69,000	1,714,262
	Cosmos Initia Co. Ltd.	11,300	35,418
	Cosmos Pharmaceutical Corp.	2,400	221,250
#	Cota Co. Ltd.	8,115	89,188
	CRE, Inc.	10,400	128,996
	Create Medic Co. Ltd.	6,400	48,254
	Create Restaurants Holdings, Inc.	59,800	373,982
	Create SD Holdings Co. Ltd.	13,500	308,787
#	Credit Saison Co. Ltd.	141,900	1,598,283
	Creek & River Co. Ltd.	5,400	87,170
	Cresco Ltd.	9,900	143,260
*	CROOZ, Inc.	6,600	36,133
	CTI Engineering Co. Ltd.	13,000	227,984
	CTS Co. Ltd.	11,600	77,158
#	Cube System, Inc.	5,200	35,854
	Curves Holdings Co. Ltd.	27,500	161,192
	CyberAgent, Inc.	41,300	436,329
	Cyberlinks Co. Ltd.	4,400	37,300
	Cybernet Systems Co. Ltd.	12,900	83,443
	Cybozu, Inc.	13,800	136,374
	Dai Nippon Printing Co. Ltd.	54,000	1,128,494
	Dai Nippon Toryo Co. Ltd.	21,400	129,030
	Daicel Corp.	189,900	1,160,857
	Dai-Dan Co. Ltd.	11,900	194,063

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daido Kogyo Co. Ltd.	8,100	$57,025
	Daido Metal Co. Ltd.	54,800	235,655
	Daido Steel Co. Ltd.	24,000	684,596
*	Daidoh Ltd.	21,700	23,249
	Daifuku Co. Ltd.	5,000	307,443
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	58,430
	Daihen Corp.	11,900	340,428
#	Daiho Corp.	16,900	578,544
	Dai-Ichi Cutter Kogyo KK	5,900	61,781
	Daiichi Jitsugyo Co. Ltd.	8,900	258,426
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,800	141,396
	Dai-ichi Life Holdings, Inc.	64,600	1,293,551
	Daiichi Sankyo Co. Ltd.	5,400	135,966
	Daiken Corp.	14,800	239,285
#	Daiken Medical Co. Ltd.	6,000	23,802
	Daiki Aluminium Industry Co. Ltd.	34,000	376,832
	Daikin Industries Ltd.	6,100	932,187
	Daikoku Denki Co. Ltd.	7,900	77,617
	Daikokutenbussan Co. Ltd.	6,400	235,540
	Daikyonishikawa Corp.	38,800	149,951
#	Dainichi Co. Ltd.	13,600	67,158
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,300	172,455
	Daio Paper Corp.	49,000	584,292
	Daiseki Co. Ltd.	11,400	410,014
#	Daiseki Eco. Solution Co. Ltd.	4,600	36,815
	Daishi Hokuetsu Financial Group, Inc.	38,500	744,681
	Daishinku Corp.	32,000	284,756
	Daisue Construction Co. Ltd.	7,600	75,936
	Daito Bank Ltd.	5,000	25,194
	Daito Chemix Corp.	7,300	43,965
	Daito Pharmaceutical Co. Ltd.	13,960	279,229
	Daito Trust Construction Co. Ltd.	7,000	674,183
	Daitron Co. Ltd.	10,400	150,873
	Daiwa House Industry Co. Ltd.	55,900	1,343,846
	Daiwa Industries Ltd.	30,600	260,987
	Daiwa Securities Group, Inc.	337,547	1,654,361
	Daiwabo Holdings Co. Ltd.	95,000	1,229,276
#	DATA HORIZON Co. Ltd.	1,800	29,707
	Dawn Corp.	1,000	14,403
	DCM Holdings Co. Ltd.	124,400	1,027,139
#	Dear Life Co. Ltd.	24,400	96,445
	Delica Foods Holdings Co. Ltd.	4,800	19,758
*	DeNA Co. Ltd.	71,700	1,039,225
	Denka Co. Ltd.	54,600	1,463,717
#	Densan System Holdings Co. Ltd.	6,000	121,630
	Denso Corp.	9,600	585,074
	Dentsu Group, Inc.	14,400	519,000
	Denyo Co. Ltd.	18,200	225,183
	Dexerials Corp.	48,400	1,061,283
	Diamond Electric Holdings Co. Ltd.	2,300	16,650
	DIC Corp.	71,000	1,353,879
	Digital Arts, Inc.	6,600	368,741
	Digital Garage, Inc.	17,500	579,156
	Digital Hearts Holdings Co. Ltd.	7,100	92,540
	Digital Holdings, Inc.	17,300	195,887
	Digital Information Technologies Corp.	6,700	61,216
	Dip Corp.	14,500	472,741
#	Direct Marketing MiX, Inc.	9,500	116,614
	Disco Corp.	2,700	660,826

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DKK Co. Ltd.	9,700	$182,277
#	DKK-Toa Corp.	1,800	12,491
	DKS Co. Ltd.	8,600	172,484
	DMG Mori Co. Ltd.	70,500	884,801
	Doshisha Co. Ltd.	22,000	259,144
	Double Standard, Inc.	2,600	35,872
	Doutor Nichires Holdings Co. Ltd.	31,200	358,584
	Dowa Holdings Co. Ltd.	44,000	1,871,788
*	Drecom Co. Ltd.	9,700	37,068
	DTS Corp.	22,200	487,098
	Duskin Co. Ltd.	31,500	671,947
#	Dvx, Inc.	4,600	37,417
	DyDo Group Holdings, Inc.	10,500	407,090
#	Dynic Corp.	4,600	25,606
	Eagle Industry Co. Ltd.	24,100	192,026
	Earth Corp.	8,600	363,453
	EAT & Holdings Co. Ltd.	2,000	33,627
	Ebara Corp.	7,100	326,084
	Ebara Foods Industry, Inc.	5,100	113,359
	Ebara Jitsugyo Co. Ltd.	10,600	194,063
	Ebase Co. Ltd.	16,000	53,145
	Eco’s Co. Ltd.	8,100	123,822
	EDION Corp.	79,600	716,319
	EF-ON, Inc.	20,000	84,063
	eGuarantee, Inc.	11,400	189,245
	E-Guardian, Inc.	4,100	92,482
	Ehime Bank Ltd. (The)	30,800	218,588
#	Eidai Co. Ltd.	18,000	38,419
	Eiken Chemical Co. Ltd.	26,500	350,973
	Eisai Co. Ltd.	11,500	500,836
	Eizo Corp.	15,200	396,208
#	EJ Holdings, Inc.	9,400	83,298
	Elan Corp.	22,100	172,566
	Elecom Co. Ltd.	35,700	428,089
	Electric Power Development Co. Ltd.	8,200	112,363
	Elematec Corp.	17,148	154,868
	en Japan, Inc.	16,500	387,683
	Endo Lighting Corp.	16,000	107,981
	ENEOS Holdings, Inc.	2,073,570	7,296,089
	Enigmo, Inc.	20,800	82,102
	Enomoto Co. Ltd.	5,700	66,137
	Enplas Corp.	9,700	207,486
	Enshu Ltd.	3,100	16,294
	Entrust, Inc.	5,600	22,327
	Envipro Holdings, Inc.	10,600	80,930
#	eRex Co. Ltd.	8,000	121,093
	ERI Holdings Co. Ltd.	3,400	32,279
	ES-Con Japan Ltd.	12,200	71,501
	Escrow Agent Japan, Inc.	4,800	6,266
#	Eslead Corp.	8,300	107,571
	ESPEC Corp.	15,200	201,802
	Exedy Corp.	28,800	342,954
	EXEO Group, Inc.	51,154	851,603
	Ezaki Glico Co. Ltd.	22,000	630,709
	F&M Co. Ltd.	3,700	40,140
#	Faith, Inc.	6,900	38,918
#	FALCO HOLDINGS Co. Ltd.	7,700	124,840
	FAN Communications, Inc.	35,000	116,210
	Fancl Corp.	9,300	178,030

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FANUC Corp.	3,000	$459,684
#	FCC Co. Ltd.	34,200	341,620
#*	FDK Corp.	11,900	66,333
	Feed One Co. Ltd.	29,788	151,963
	Felissimo Corp.	1,200	10,458
	Fenwal Controls of Japan Ltd.	3,400	36,563
#	Ferrotec Holdings Corp.	33,500	614,302
*	FFRI Security, Inc.	1,700	13,112
	Fibergate, Inc.	5,700	50,856
	FIDEA Holdings Co. Ltd.	15,020	149,265
	Fields Corp.	10,400	71,199
#	Financial Products Group Co. Ltd.	53,900	329,853
	FINDEX, Inc.	6,400	30,771
#	First Bank of Toyama Ltd. (The)	39,200	98,137
#	First Brothers Co. Ltd.	4,800	30,805
#	First Juken Co. Ltd.	7,900	68,047
	Fixstars Corp.	13,800	87,663
	FJ Next Holdings Co. Ltd.	21,800	167,429
#	Focus Systems Corp.	4,100	28,361
	Food & Life Cos. Ltd.	15,500	367,825
#	Forum Engineering, Inc.	7,100	45,234
	Foster Electric Co. Ltd.	23,800	126,724
	FP Corp.	22,100	499,842
	France Bed Holdings Co. Ltd.	28,200	190,650
*	FreakOut Holdings, Inc.	2,300	37,105
#	Freebit Co. Ltd.	8,100	54,783
	Freund Corp.	5,300	30,005
#	F-Tech, Inc.	13,600	56,074
	FTGroup Co. Ltd.	6,300	50,251
	Fudo Tetra Corp.	20,100	240,311
#	Fuji Co. Ltd.	19,500	335,237
	Fuji Corp.	41,000	684,066
	Fuji Corp.	12,400	106,839
	Fuji Corp. Ltd.	24,700	117,746
#	Fuji Die Co. Ltd.	7,300	36,702
	Fuji Electric Co. Ltd.	20,300	890,169
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	27,498
	Fuji Kyuko Co. Ltd.	9,400	297,457
	Fuji Media Holdings, Inc.	30,200	260,832
#	Fuji Oil Co. Ltd.	51,200	110,106
	Fuji Oil Holdings, Inc.	33,600	476,846
	Fuji Pharma Co. Ltd.	12,500	91,244
	Fuji Seal International, Inc.	41,600	552,490
	Fuji Soft, Inc.	7,900	421,048
	Fujibo Holdings, Inc.	10,000	246,220
	Fujicco Co. Ltd.	19,900	310,961
	FUJIFILM Holdings Corp.	12,000	659,655
	Fujikura Composites, Inc.	18,600	97,589
	Fujikura Kasei Co. Ltd.	21,300	72,625
	Fujikura Ltd.	285,900	1,352,449
	Fujimi, Inc.	5,300	231,077
	Fujimori Kogyo Co. Ltd.	15,100	416,486
	Fujisash Co. Ltd.	77,900	43,106
	Fujishoji Co. Ltd.	4,500	29,561
*	Fujita Kanko, Inc.	7,400	133,992
	Fujitec Co. Ltd.	21,300	459,057
	Fujitsu General Ltd.	16,500	293,272
	Fujitsu Ltd.	7,500	1,133,619
	Fujiya Co. Ltd.	10,100	186,649

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	FuKoKu Co. Ltd.	9,000	$65,063
	Fukuda Corp.	5,300	187,457
#	Fukuda Denshi Co. Ltd.	5,500	316,723
#	Fukui Bank Ltd. (The)	18,300	190,881
	Fukui Computer Holdings, Inc.	6,100	152,263
	Fukuoka Financial Group, Inc.	101,408	1,852,854
	Fukushima Galilei Co. Ltd.	7,300	211,430
	Fukuyama Transporting Co. Ltd.	25,623	717,179
	FULLCAST Holdings Co. Ltd.	10,900	208,550
	Funai Soken Holdings, Inc.	18,060	302,870
	Furukawa Battery Co. Ltd.	10,900	100,738
	Furukawa Co. Ltd.	30,000	292,873
	Furukawa Electric Co. Ltd.	67,600	1,097,762
	Furuno Electric Co. Ltd.	24,800	179,133
#	Furuya Metal Co. Ltd.	1,600	113,922
	Furyu Corp.	18,000	142,170
	Fuso Chemical Co. Ltd.	14,000	412,069
#	Fuso Pharmaceutical Industries Ltd.	6,500	107,005
	Futaba Corp.	33,600	171,608
	Futaba Industrial Co. Ltd.	73,500	223,462
	Future Corp.	23,400	342,858
	Fuyo General Lease Co. Ltd.	23,500	1,271,464
#	G-7 Holdings, Inc.	18,000	226,041
	Gakken Holdings Co. Ltd.	25,200	171,398
	Gakkyusha Co. Ltd.	3,300	40,875
#	Gakujo Co. Ltd.	7,000	49,284
	Gecoss Corp.	13,700	82,444
	Genki Sushi Co. Ltd.	4,900	94,002
	Genky DrugStores Co. Ltd.	8,400	235,659
	Geo Holdings Corp.	43,100	417,934
	Geostr Corp.	4,100	9,664
#	Gift Holdings, Inc.	2,500	44,841
#	Gig Works, Inc.	13,300	43,843
	Giken Ltd.	500	13,720
	GL Sciences, Inc.	7,000	131,812
	GLOBERIDE, Inc.	16,000	322,848
	Glory Ltd.	47,500	764,036
#	Glosel Co. Ltd.	15,700	49,707
#	GMO Financial Holdings, Inc.	17,500	108,553
	GMO GlobalSign Holdings KK	3,300	139,122
	GMO internet, Inc.	16,400	327,757
	GMO Payment Gateway, Inc.	5,600	469,839
*	GNI Group Ltd.	2,400	21,055
*	Godo Steel Ltd.	10,300	103,307
	Goldcrest Co. Ltd.	19,090	248,285
	Goldwin, Inc.	3,400	170,536
	Golf Digest Online, Inc.	12,300	96,352
	Good Com Asset Co. Ltd.	7,400	60,102
#	Grandy House Corp.	13,500	54,587
	gremz, Inc.	2,100	26,209
	GS Yuasa Corp.	56,600	981,464
#	GSI Creos Corp.	9,200	84,249
	G-Tekt Corp.	25,000	240,629
	Gun-Ei Chemical Industry Co. Ltd.	4,600	97,133
	GungHo Online Entertainment, Inc.	31,270	637,981
	Gunma Bank Ltd.	330,200	949,175
	Gunze Ltd.	15,300	440,458
	H.U. Group Holdings, Inc.	45,700	1,018,309
	H2O Retailing Corp.	86,900	568,434

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	HABA Laboratories, Inc.	1,100	$17,208
	Hachijuni Bank Ltd.	284,800	939,196
	Hagihara Industries, Inc.	14,500	114,625
	Hagiwara Electric Holdings Co. Ltd.	7,600	110,019
	Hakudo Co. Ltd.	5,700	109,225
	Hakuhodo DY Holdings, Inc.	25,800	304,480
	Hakuto Co. Ltd.	12,500	219,032
#	Halows Co. Ltd.	8,300	198,362
	Hamakyorex Co. Ltd.	16,400	367,758
	Hamamatsu Photonics KK	8,000	357,945
	Handsman Co. Ltd.	4,200	35,773
	Hankyu Hanshin Holdings, Inc.	21,052	555,596
	Hanwa Co. Ltd.	37,600	919,078
	Happinet Corp.	19,600	228,722
#	Hard Off Corp. Co. Ltd.	8,200	51,657
#	Harima Chemicals Group, Inc.	12,200	73,332
#	Harmonic Drive Systems, Inc.	2,800	70,816
#*	Haruyama Holdings, Inc.	3,900	14,019
	Haseko Corp.	176,600	1,935,011
	Hashimoto Sogyo Holdings Co. Ltd.	1,900	28,873
	Hazama Ando Corp.	147,450	1,024,461
	Heian Ceremony Service Co. Ltd.	1,300	7,913
	Heiwa Corp.	49,300	741,255
	Heiwa Real Estate Co. Ltd.	15,500	488,952
	Heiwado Co. Ltd.	31,500	475,213
#*	Hennge KK	5,200	40,801
	Hibiya Engineering Ltd.	16,700	244,929
	Hikari Tsushin, Inc.	2,100	245,896
#	HI-LEX Corp.	23,900	209,534
	Hino Motors Ltd.	53,400	275,650
	Hioki EE Corp.	5,000	299,920
	Hirakawa Hewtech Corp.	8,800	74,932
	Hirano Tecseed Co. Ltd.	7,700	117,798
	Hirata Corp.	5,100	187,396
	Hirogin Holdings, Inc.	241,100	1,187,939
	Hirose Electric Co. Ltd.	1,200	152,249
	Hiroshima Gas Co. Ltd.	16,700	41,772
	Hisaka Works Ltd.	21,000	124,007
	Hisamitsu Pharmaceutical Co., Inc.	16,900	463,005
	Hitachi Construction Machinery Co. Ltd.	12,500	283,017
	Hitachi Ltd.	42,000	1,991,911
	Hitachi Ltd., ADR	303	28,543
*	Hitachi Metals Ltd.	5,310	82,861
	Hitachi Transport System Ltd.	12,100	794,238
	Hitachi Zosen Corp.	190,240	1,026,580
	Hito Communications Holdings, Inc.	3,700	44,118
	Hochiki Corp.	13,400	124,145
	Hodogaya Chemical Co. Ltd.	8,100	224,225
#	Hogy Medical Co. Ltd.	18,700	466,995
	Hokkaido Electric Power Co., Inc.	48,100	178,552
	Hokkaido Gas Co. Ltd.	2,400	27,913
	Hokkan Holdings Ltd.	8,000	76,766
	Hokko Chemical Industry Co. Ltd.	17,500	136,091
#	Hokkoku Financial Holdings, Inc.	20,900	602,913
	Hokuetsu Corp.	109,000	558,410
	Hokuetsu Industries Co. Ltd.	18,500	125,862
	Hokuhoku Financial Group, Inc.	118,300	800,521
#	Hokuriku Electric Industry Co. Ltd.	6,200	55,623
	Hokuriku Electric Power Co.	44,700	177,323

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Hokuriku Electrical Construction Co. Ltd.	13,199	$78,120
	Hokuto Corp.	22,600	354,976
	Honda Motor Co. Ltd., Sponsored ADR	23,840	625,800
	Honda Motor Co. Ltd.	128,435	3,378,297
#	Honda Tsushin Kogyo Co. Ltd.	9,000	33,027
	H-One Co. Ltd.	19,000	86,918
	Honeys Holdings Co. Ltd.	18,370	151,162
	Hoosiers Holdings	29,600	148,672
	Horiba Ltd.	15,200	739,531
	Hoshizaki Corp.	1,300	82,345
	Hosiden Corp.	58,000	553,095
	Hosokawa Micron Corp.	13,300	252,142
#	Hotland Co. Ltd.	4,600	48,260
*	Hotto Link, Inc.	9,500	32,288
	House Foods Group, Inc.	15,600	365,108
	Howa Machinery Ltd.	12,800	77,734
*	HPC Systems, Inc.	1,000	14,893
	HS Holdings Co. Ltd.	21,400	215,949
	Hulic Co. Ltd.	57,067	481,839
	Hurxley Corp.	4,800	17,675
	Hyakugo Bank Ltd.	219,700	581,446
	Hyakujushi Bank Ltd. (The)	24,500	317,924
	Ibiden Co. Ltd.	11,800	440,988
	IBJ, Inc.	11,100	60,971
	Ichigo, Inc.	213,000	477,657
	Ichiken Co. Ltd.	6,100	85,972
	Ichikoh Industries Ltd.	36,800	106,371
	Ichinen Holdings Co. Ltd.	25,400	248,801
#	Ichiyoshi Securities Co. Ltd.	45,800	201,603
	Icom, Inc.	11,100	204,264
#	ID Holdings Corp.	3,000	19,401
	IDEA Consultants, Inc.	4,600	63,784
	Idec Corp.	28,400	501,291
	Idemitsu Kosan Co. Ltd.	138,626	3,653,496
	IDOM, Inc.	67,000	335,716
	Ihara Science Corp.	700	10,725
	IHI Corp.	102,800	2,330,966
	Iida Group Holdings Co. Ltd.	47,720	758,969
	Iino Kaiun Kaisha Ltd.	95,700	541,822
	IJTT Co. Ltd.	17,000	67,139
	Ikegami Tsushinki Co. Ltd.	5,800	27,534
	I’ll, Inc.	3,700	39,130
	Imagica Group, Inc.	19,800	104,847
#	Imasen Electric Industrial	14,000	64,357
	i-mobile Co. Ltd.	3,300	33,099
	Imuraya Group Co. Ltd.	5,900	101,977
	Inaba Denki Sangyo Co. Ltd.	33,900	664,861
	Inaba Seisakusho Co. Ltd.	7,400	72,970
	Inabata & Co. Ltd.	48,600	795,275
#	Inageya Co. Ltd.	16,200	168,079
*	I-NE Co. Ltd.	2,200	56,753
	Ines Corp.	20,800	245,104
#	I-Net Corp.	10,100	95,299
	Infocom Corp.	14,700	250,572
	Infomart Corp.	82,200	409,385
	Information Services International-Dentsu Ltd.	6,200	178,053
	INFRONEER Holdings, Inc.	124,868	909,545
	Innotech Corp.	12,900	133,390
	Inpex Corp.	413,400	4,918,702

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Insource Co. Ltd.	12,000	$204,377
	Intage Holdings, Inc.	30,500	371,089
	Intelligent Wave, Inc.	2,400	10,524
	Inter Action Corp.	7,600	113,199
	Internet Initiative Japan, Inc.	13,700	427,594
	I-PEX, Inc.	11,900	129,498
	IR Japan Holdings Ltd.	4,400	139,344
	Iriso Electronics Co. Ltd.	11,300	264,048
	I’rom Group Co. Ltd.	2,900	43,739
	ISB Corp.	6,700	56,328
	Ise Chemicals Corp.	1,600	52,535
	Iseki & Co. Ltd.	20,600	194,770
	Isetan Mitsukoshi Holdings Ltd.	186,500	1,384,124
#	Ishihara Chemical Co. Ltd.	10,500	103,981
	Ishihara Sangyo Kaisha Ltd.	34,900	273,439
	Ishii Iron Works Co. Ltd.	1,900	42,837
	Ishizuka Glass Co. Ltd.	2,700	36,243
	Isuzu Motors Ltd.	148,000	1,726,535
*	ITbook Holdings Co. Ltd.	6,500	23,050
	Itfor, Inc.	19,000	117,731
	ITmedia, Inc.	3,700	47,575
#	Ito En Ltd.	6,600	271,230
#	ITOCHU Corp.	72,400	2,185,103
	Itochu Enex Co. Ltd.	66,100	547,258
	Itochu Techno-Solutions Corp.	6,900	161,569
	Itochu-Shokuhin Co. Ltd.	5,200	198,548
	Itoham Yonekyu Holdings, Inc.	143,078	720,118
	Itoki Corp.	33,553	91,247
*	Itokuro, Inc.	2,500	8,274
#	IwaiCosmo Holdings, Inc.	23,100	225,059
	Iwaki Co. Ltd.	9,600	81,699
	Iwasaki Electric Co. Ltd.	6,400	114,144
	Iwatani Corp.	29,900	1,189,625
	Iwatsu Electric Co. Ltd.	6,100	39,566
	Iwatsuka Confectionery Co. Ltd.	1,100	33,534
	Iyo Bank Ltd.	200,682	973,086
	Izumi Co. Ltd.	25,900	562,901
	J Front Retailing Co. Ltd.	150,800	1,130,039
	J Trust Co. Ltd.	53,900	129,727
	JAC Recruitment Co. Ltd.	13,700	192,822
	Jaccs Co. Ltd.	23,600	596,793
	JAFCO Group Co. Ltd.	86,100	1,038,035
*	Jamco Corp.	2,700	16,377
#	JANOME Corp.	25,300	133,212
*	Japan Airlines Co. Ltd.	17,200	283,963
*	Japan Airport Terminal Co. Ltd.	5,600	232,044
	Japan Aviation Electronics Industry Ltd.	47,200	660,003
	Japan Best Rescue System Co. Ltd.	10,600	83,088
	Japan Cash Machine Co. Ltd.	19,300	106,250
#*	Japan Communications, Inc.	77,800	109,068
*	Japan Display, Inc.	64,300	33,086
	Japan Electronic Materials Corp.	7,300	108,207
	Japan Elevator Service Holdings Co. Ltd.	24,800	324,108
	Japan Exchange Group, Inc.	48,600	723,674
#	Japan Foundation Engineering Co. Ltd.	16,100	95,057
*	Japan Hospice Holdings, Inc.	900	11,897
	Japan Investment Adviser Co. Ltd.	6,100	55,387
	Japan Lifeline Co. Ltd.	46,400	386,758
	Japan Material Co. Ltd.	27,000	407,922

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Medical Dynamic Marketing, Inc.	11,600	$141,316
	Japan Oil Transportation Co. Ltd.	2,900	57,762
#	Japan Petroleum Exploration Co. Ltd.	6,900	137,544
	Japan Post Holdings Co. Ltd.	150,800	1,057,387
	Japan Post Insurance Co. Ltd.	26,800	433,350
	Japan Property Management Center Co. Ltd.	10,700	81,786
	Japan Pulp & Paper Co. Ltd.	13,500	395,395
	Japan Pure Chemical Co. Ltd.	500	8,905
	Japan Securities Finance Co. Ltd.	94,200	680,436
	Japan Steel Works Ltd.	13,100	368,694
#	Japan System Techniques Co. Ltd.	1,700	32,494
	Japan Tobacco, Inc.	66,200	1,126,180
	Japan Transcity Corp.	33,400	152,420
	Japan Wool Textile Co. Ltd.	52,200	390,180
	Jastec Co. Ltd.	6,100	52,275
	JBCC Holdings, Inc.	15,100	173,735
	JCR Pharmaceuticals Co. Ltd.	14,400	267,622
	JCU Corp.	16,700	425,352
	JDC Corp.	25,100	103,163
	Jeol Ltd.	1,900	85,326
	JFE Holdings, Inc.	280,760	3,433,342
	JFE Systems, Inc.	1,500	27,627
	JGC Holdings Corp.	108,400	1,226,675
#*	JIG-SAW, Inc.	2,700	112,463
#	Jimoto Holdings, Inc.	20,190	94,783
	JINS Holdings, Inc.	6,400	210,933
	JINUSHI Co. Ltd.	11,300	166,261
#	JK Holdings Co. Ltd.	14,300	117,940
	JM Holdings Co. Ltd.	14,000	175,195
*	JMDC, Inc.	2,100	101,269
	JMS Co. Ltd.	16,700	75,714
*	Joban Kosan Co. Ltd.	5,400	52,081
	J-Oil Mills, Inc.	21,400	261,603
	Joshin Denki Co. Ltd.	17,100	263,722
	Joyful Honda Co. Ltd.	22,700	272,244
	JP-Holdings, Inc.	42,700	70,001
	JSB Co. Ltd.	600	16,053
	JSP Corp.	17,400	201,097
	JSR Corp.	3,100	84,181
	J-Stream, Inc.	7,300	41,100
	JTEKT Corp.	151,300	1,054,851
	Juki Corp.	24,600	163,620
	Juroku Financial Group, Inc.	31,100	522,394
	Justsystems Corp.	3,700	160,814
	JVCKenwood Corp.	176,870	251,191
	K&O Energy Group, Inc.	14,800	189,757
	Kadokawa Corp.	19,153	480,122
	Kadoya Sesame Mills, Inc.	300	8,164
	Kaga Electronics Co. Ltd.	18,700	440,608
	Kagome Co. Ltd.	11,200	280,292
	Kajima Corp.	176,021	1,961,668
	Kakaku.com, Inc.	11,300	236,642
	Kaken Pharmaceutical Co. Ltd.	14,900	451,502
	Kakiyasu Honten Co. Ltd.	7,700	141,047
#	Kamakura Shinsho Ltd.	9,000	39,703
#	Kameda Seika Co. Ltd.	8,100	263,642
	Kamei Corp.	18,600	149,321
	Kamigumi Co. Ltd.	66,400	1,127,399
	Kanaden Corp.	16,600	121,067

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	$128,833
	Kanamic Network Co. Ltd.	14,700	57,119
#	Kanamoto Co. Ltd.	36,500	545,434
	Kandenko Co. Ltd.	96,400	611,330
	Kaneka Corp.	50,000	1,337,877
	Kaneko Seeds Co. Ltd.	5,800	80,134
	Kanematsu Corp.	80,300	829,910
	Kanematsu Electronics Ltd.	8,300	248,010
	Kanemi Co. Ltd.	1,400	28,986
	Kansai Food Market Ltd.	8,300	86,037
	Kansai Paint Co. Ltd.	10,200	140,474
	Kanto Denka Kogyo Co. Ltd.	47,100	355,332
	Kao Corp.	14,400	577,130
#*	Kasai Kogyo Co. Ltd.	23,600	49,070
	Katakura Industries Co. Ltd.	18,300	355,291
	Katitas Co. Ltd.	13,400	312,580
	Kato Sangyo Co. Ltd.	20,900	542,316
#	Kato Works Co. Ltd.	10,500	62,369
	Kawada Technologies, Inc.	3,800	104,231
	Kawagishi Bridge Works Co. Ltd.	1,600	35,221
	Kawai Musical Instruments Manufacturing Co. Ltd.	5,600	127,550
	Kawasaki Heavy Industries Ltd.	131,800	2,343,772
	Kawasaki Kisen Kaisha Ltd.	3,399	177,707
	KDDI Corp.	96,900	3,208,813
#	KeePer Technical Laboratory Co. Ltd.	8,300	167,627
	Keihan Holdings Co. Ltd.	24,200	516,180
	Keihanshin Building Co. Ltd.	6,300	65,566
	Keihin Co. Ltd.	3,500	38,267
	Keikyu Corp.	12,700	127,921
	Keiyo Bank Ltd.	95,900	365,461
	Keiyo Co. Ltd.	34,800	245,610
	KEL Corp.	4,100	40,806
	Kenko Mayonnaise Co. Ltd.	13,800	147,565
	Kewpie Corp.	34,600	582,724
	KeyHolder, Inc.	9,400	41,957
	KFC Holdings Japan Ltd.	13,300	291,431
	KFC Ltd.	3,500	46,192
	KH Neochem Co. Ltd.	31,200	590,217
	Kikkoman Corp.	9,600	539,531
#	Kimoto Co. Ltd.	28,900	47,129
	Kimura Chemical Plants Co. Ltd.	18,500	115,733
	Kimura Unity Co. Ltd.	2,800	30,344
	Kinden Corp.	76,100	901,749
	King Co. Ltd.	900	3,686
	King Jim Co. Ltd.	1,500	10,552
#	Kinki Sharyo Co. Ltd. (The)	4,300	39,362
*	Kintetsu Department Store Co. Ltd.	1,200	23,718
	Kintetsu World Express, Inc.	39,300	936,224
	Kirin Holdings Co. Ltd.	26,280	383,103
#	Kissei Pharmaceutical Co. Ltd.	28,600	565,942
#	Ki-Star Real Estate Co. Ltd.	9,100	375,361
	Kitagawa Corp.	8,200	78,880
#	Kita-Nippon Bank Ltd. (The)	8,000	95,447
	Kitano Construction Corp.	3,200	52,696
#	Kitanotatsujin Corp.	35,800	47,110
	Kito Corp.	24,400	316,918
	Kitz Corp.	70,000	355,832
	Kiyo Bank Ltd.	61,300	672,386
*	KLab, Inc.	24,500	83,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Koa Corp.	34,600	$403,277
	Koa Shoji Holdings Co. Ltd.	2,600	17,351
#	Koatsu Gas Kogyo Co. Ltd.	29,800	149,735
	Kobayashi Pharmaceutical Co. Ltd.	2,200	150,028
	Kobe Bussan Co. Ltd.	16,800	409,572
*	Kobe Electric Railway Co. Ltd.	1,600	39,858
	Kobe Steel Ltd.	264,480	1,146,611
	Koei Tecmo Holdings Co. Ltd.	1,100	33,732
	Kohnan Shoji Co. Ltd.	33,000	955,687
#	Kohsoku Corp.	9,200	108,904
	Koito Manufacturing Co. Ltd.	9,500	348,598
	Kojima Co. Ltd.	29,000	141,699
	Kokusai Co. Ltd.	2,800	13,231
#	Kokusai Pulp & Paper Co. Ltd.	5,800	13,150
	Kokuyo Co. Ltd.	65,100	847,873
#	KOMAIHALTEC, Inc.	3,399	50,546
	Komatsu Ltd.	49,600	1,116,321
	Komatsu Matere Co. Ltd.	27,400	317,512
	Komatsu Wall Industry Co. Ltd.	6,800	96,593
	KOMEDA Holdings Co. Ltd.	23,800	410,001
	Komehyo Holdings Co. Ltd.	5,700	76,015
	Komeri Co. Ltd.	29,300	618,908
	Komori Corp.	46,700	265,010
#	Konaka Co. Ltd.	25,800	67,373
	Konami Holdings Corp.	14,800	910,102
	Kondotec, Inc.	18,600	154,798
#	Konica Minolta, Inc.	397,100	1,382,034
	Konishi Co. Ltd.	25,700	301,701
	Konoike Transport Co. Ltd.	25,500	226,339
	Konoshima Chemical Co. Ltd.	5,200	58,953
*	Kosaido Holdings Co. Ltd.	14,900	91,572
	Kose Corp.	1,300	133,459
	Kotobukiya Co. Ltd.	800	26,925
	Kozo Keikaku Engineering, Inc.	3,200	63,270
	Krosaki Harima Corp.	5,600	173,855
	KRS Corp.	12,200	99,741
	K’s Holdings Corp.	133,520	1,322,264
#	KU Holdings Co. Ltd.	11,700	95,885
	Kubota Corp.	25,800	438,307
	Kumagai Gumi Co. Ltd.	37,100	774,235
#	Kumiai Chemical Industry Co. Ltd.	28,000	189,424
	Kunimine Industries Co. Ltd.	6,300	49,010
	Kurabo Industries Ltd.	13,300	182,473
	Kuraray Co. Ltd.	245,300	1,961,844
	Kureha Corp.	13,100	984,210
	Kurimoto Ltd.	8,300	102,426
	Kurita Water Industries Ltd.	10,200	347,986
	Kuriyama Holdings Corp.	9,500	71,492
	Kuroda Precision Industries Ltd.	1,000	16,537
#	Kusuri no Aoki Holdings Co. Ltd.	8,300	367,724
#	KYB Corp.	16,300	368,950
	Kyocera Corp.	24,585	1,290,883
	Kyoden Co. Ltd.	13,100	51,168
	Kyodo Printing Co. Ltd.	7,300	151,062
	Kyoei Steel Ltd.	17,400	178,523
	Kyokuto Boeki Kaisha Ltd.	4,600	76,632
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	326,651
	Kyokuto Securities Co. Ltd.	24,100	129,734
	Kyokuyo Co. Ltd.	7,500	187,716

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	KYORIN Holdings, Inc.	33,800	$491,532
#	Kyoritsu Printing Co. Ltd.	23,500	24,296
	Kyosan Electric Manufacturing Co. Ltd.	47,300	159,051
	Kyowa Electronic Instruments Co. Ltd.	17,800	49,334
	Kyowa Kirin Co. Ltd.	11,700	246,598
#	Kyowa Leather Cloth Co. Ltd.	13,200	67,874
	Kyudenko Corp.	38,700	877,633
	Kyushu Electric Power Co., Inc.	30,800	193,313
	Kyushu Financial Group, Inc.	291,780	895,429
	Kyushu Railway Co.	7,100	139,165
	LAC Co. Ltd.	13,800	86,626
	Lacto Japan Co. Ltd.	8,000	122,761
	Lasertec Corp.	5,400	721,447
	Lawson, Inc.	16,100	592,161
	LEC, Inc.	21,200	142,064
	Life Corp.	13,200	301,117
	LIFULL Co. Ltd.	49,400	86,173
	LIKE, Inc.	3,600	59,594
	Linical Co. Ltd.	6,700	41,972
	Link & Motivation, Inc.	20,000	70,366
	Lintec Corp.	34,900	650,104
	Lion Corp.	72,600	748,029
	LITALICO, Inc.	9,600	198,039
	Lixil Corp.	68,200	1,199,523
#*	Locondo, Inc.	1,400	10,867
	Lonseal Corp.	1,600	17,525
	Look Holdings, Inc.	5,800	68,709
*	M&A Capital Partners Co. Ltd.	8,000	248,486
	Mabuchi Motor Co. Ltd.	18,100	483,424
#*	Macbee Planet, Inc.	800	36,678
	Macnica Fuji Electronics Holdings, Inc.	45,850	950,602
	Macromill, Inc.	42,300	389,040
	Maeda Kosen Co. Ltd.	9,200	210,343
	Maezawa Industries, Inc.	16,300	79,436
	Maezawa Kasei Industries Co. Ltd.	11,300	110,450
	Maezawa Kyuso Industries Co. Ltd.	16,800	118,155
	Makino Milling Machine Co. Ltd.	22,000	677,894
	Makita Corp., Sponsored ADR	3,976	118,008
	Makita Corp.	13,500	399,017
*	Management Solutions Co. Ltd.	3,400	120,439
	Mandom Corp.	31,600	314,190
	Mani, Inc.	19,500	222,690
	MarkLines Co. Ltd.	5,700	117,405
	Mars Group Holdings Corp.	10,500	136,973
	Marubeni Corp.	106,000	1,157,055
#	Marubun Corp.	13,800	70,525
#	Marudai Food Co. Ltd.	19,200	224,283
	Marufuji Sheet Piling Co. Ltd.	1,100	16,206
	Maruha Nichiro Corp.	42,800	787,693
	Marui Group Co. Ltd.	25,200	433,880
#	Maruichi Steel Tube Ltd.	39,100	834,486
	MARUKA FURUSATO Corp.	15,369	404,529
#	Marumae Co. Ltd.	1,900	31,422
#	Marusan Securities Co. Ltd.	72,100	274,267
	Maruwa Co. Ltd.	6,400	746,214
#	Maruwa Unyu Kikan Co. Ltd.	15,700	183,298
	Maruyama Manufacturing Co., Inc.	2,800	33,267
	Maruzen CHI Holdings Co. Ltd.	10,600	31,251
	Maruzen Co. Ltd.	7,900	108,477

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruzen Showa Unyu Co. Ltd.	13,900	$339,294
	Marvelous, Inc.	26,500	155,783
	Matsuda Sangyo Co. Ltd.	10,500	184,376
#	Matsui Construction Co. Ltd.	17,600	87,636
#	Matsui Securities Co. Ltd.	59,900	370,471
	MatsukiyoCocokara & Co.	15,460	511,035
	Matsuoka Corp.	3,300	27,822
	Matsuyafoods Holdings Co. Ltd.	2,500	72,985
	Max Co. Ltd.	17,300	211,042
	Maxell Ltd.	50,600	451,186
	Maxvalu Tokai Co. Ltd.	6,100	121,793
	Mazda Motor Corp.	226,800	1,610,451
	McDonald’s Holdings Co. Japan Ltd.	5,700	226,135
	MCJ Co. Ltd.	51,200	334,887
	Mebuki Financial Group, Inc.	591,022	1,190,019
	MEC Co. Ltd.	11,600	221,112
	Media Do Co. Ltd.	8,400	110,855
	Medical Data Vision Co. Ltd.	14,600	109,241
	Medical System Network Co. Ltd.	20,600	79,981
	Medikit Co. Ltd.	2,800	49,789
	Medipal Holdings Corp.	80,100	1,319,118
	Medius Holdings Co. Ltd.	6,100	47,187
*	MedPeer, Inc.	8,300	189,990
*	Megachips Corp.	8,400	215,199
	Megmilk Snow Brand Co. Ltd.	35,800	533,629
	Meidensha Corp.	33,900	613,901
	Meiho Facility Works Ltd.	7,300	39,093
#	Meiji Electric Industries Co. Ltd.	4,500	35,276
	MEIJI Holdings Co. Ltd.	20,300	1,011,892
	Meiji Shipping Co. Ltd.	6,100	33,844
	Meiko Electronics Co. Ltd.	22,100	584,451
	Meisei Industrial Co. Ltd.	33,800	176,959
	Meitec Corp.	12,900	684,731
	Meito Sangyo Co. Ltd.	8,200	102,167
#	Meiwa Corp.	24,900	167,836
#	Meiwa Estate Co. Ltd.	10,900	50,406
	Melco Holdings, Inc.	3,900	119,057
#	Members Co. Ltd.	2,700	64,263
	Menicon Co. Ltd.	24,400	521,169
#*	Mercari, Inc.	5,500	90,131
	Mercuria Holdings Co. Ltd.	4,800	21,941
*	Metaps, Inc.	7,500	41,230
#*	MetaReal Corp.	4,500	35,125
	METAWATER Co. Ltd.	11,000	181,865
	Micronics Japan Co. Ltd.	23,000	269,173
	Midac Holdings Co. Ltd.	1,300	20,960
	Mie Kotsu Group Holdings, Inc.	47,700	168,685
#	Mikuni Corp.	22,800	67,027
	Milbon Co. Ltd.	10,504	439,812
	MIMAKI ENGINEERING Co. LTD	12,300	64,518
	Mimasu Semiconductor Industry Co. Ltd.	14,900	266,951
	Minebea Mitsumi, Inc.	54,639	1,048,312
#	Ministop Co. Ltd.	18,200	195,996
	Mirai Industry Co. Ltd.	6,700	75,053
#	Miraial Co. Ltd.	6,700	85,354
	Mirainovate Co. Ltd.	34,900	43,121
	Mirait Holdings Corp.	81,810	1,146,455
	Miroku Jyoho Service Co. Ltd.	12,800	129,977
	MISUMI Group, Inc.	26,100	654,440

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitani Corp.	32,000	$406,701
#	Mitani Sangyo Co. Ltd.	14,200	33,589
#	Mitani Sekisan Co. Ltd.	3,500	139,491
#	Mito Securities Co. Ltd.	48,000	96,706
#	Mitsuba Corp.	37,501	101,435
	Mitsubishi Chemical Holdings Corp.	817,780	4,986,528
	Mitsubishi Corp.	80,400	2,699,472
	Mitsubishi Electric Corp.	98,000	1,026,480
	Mitsubishi Estate Co. Ltd.	51,100	744,352
	Mitsubishi Gas Chemical Co., Inc.	89,295	1,303,964
	Mitsubishi HC Capital, Inc.	561,770	2,527,668
	Mitsubishi Heavy Industries Ltd.	112,500	3,846,388
	Mitsubishi Kakoki Kaisha Ltd.	5,900	88,458
	Mitsubishi Logisnext Co. Ltd.	29,000	170,160
	Mitsubishi Logistics Corp.	32,399	746,717
	Mitsubishi Materials Corp.	66,180	1,035,269
*	Mitsubishi Motors Corp.	388,700	972,142
*	Mitsubishi Paper Mills Ltd.	19,900	46,794
	Mitsubishi Pencil Co. Ltd.	28,350	275,221
	Mitsubishi Research Institute, Inc.	7,800	234,838
	Mitsubishi Shokuhin Co. Ltd.	13,600	337,088
#	Mitsubishi Steel Manufacturing Co. Ltd.	12,100	99,528
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,493,538
	Mitsuboshi Belting Ltd.	22,300	341,583
	Mitsui & Co. Ltd., Sponsored ADR	81	39,287
	Mitsui & Co. Ltd.	73,700	1,784,704
	Mitsui Chemicals, Inc.	120,700	2,757,740
	Mitsui DM Sugar Holdings Co. Ltd.	17,800	264,733
#*	Mitsui E&S Holdings Co. Ltd.	64,100	172,610
	Mitsui Fudosan Co. Ltd.	82,700	1,752,722
	Mitsui High-Tec, Inc.	4,700	406,012
#	Mitsui Matsushima Holdings Co. Ltd.	13,300	207,233
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,749,766
	Mitsui OSK Lines Ltd.	35,100	821,730
	Mitsui-Soko Holdings Co. Ltd.	28,300	526,108
	Mitsuuroko Group Holdings Co. Ltd.	33,400	258,325
	Miura Co. Ltd.	10,900	227,676
	Mixi, Inc.	41,200	708,742
	Miyaji Engineering Group, Inc.	5,800	155,338
	Miyazaki Bank Ltd. (The)	14,400	228,806
	Miyoshi Oil & Fat Co. Ltd.	7,500	66,474
	Mizuho Financial Group, Inc.	219,305	2,662,956
#	Mizuho Leasing Co. Ltd.	25,800	598,062
	Mizuno Corp.	18,200	299,509
	Mochida Pharmaceutical Co. Ltd.	12,500	356,052
	Modec, Inc.	24,700	231,591
	Molitec Steel Co. Ltd.	7,600	17,786
	Monex Group, Inc.	147,600	673,166
#*	Money Forward, Inc.	2,100	71,403
	Money Partners Group Co. Ltd.	13,100	25,913
	Monogatari Corp.	5,100	212,671
	MonotaRO Co. Ltd.	32,400	556,569
	MORESCO Corp.	4,200	37,798
	Morinaga & Co. Ltd.	26,700	827,932
	Morinaga Milk Industry Co. Ltd.	29,400	1,183,989
	Moriroku Holdings Co. Ltd.	7,800	106,156
	Morita Holdings Corp.	27,900	267,771
	Morito Co. Ltd.	17,800	105,304
	Morningstar Japan KK	15,700	66,712

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Morozoff Ltd.	5,200	$120,262
#	Mortgage Service Japan Ltd.	6,000	45,541
#	Mory Industries, Inc.	4,800	92,227
	MrMax Holdings Ltd.	38,200	179,499
	MS&AD Insurance Group Holdings, Inc.	41,282	1,228,852
	MTG Co. Ltd.	1,600	17,836
	MTI Ltd.	17,200	62,897
	Mugen Estate Co. Ltd.	12,100	47,879
	m-up Holdings, Inc.	12,400	97,650
	Murakami Corp.	4,500	82,526
	Murata Manufacturing Co. Ltd.	19,300	1,150,424
	Musashi Seimitsu Industry Co. Ltd.	52,600	534,550
	Musashino Bank Ltd. (The)	28,600	391,198
#	Mutoh Holdings Co. Ltd.	1,900	31,689
	Nabtesco Corp.	35,800	816,512
#	NAC Co. Ltd.	7,600	55,332
	Nachi-Fujikoshi Corp.	15,600	453,704
	Nadex Co. Ltd.	4,800	24,292
	Nafco Co. Ltd.	9,700	125,371
	Nagano Bank Ltd. (The)	7,500	74,057
	Nagano Keiki Co. Ltd.	13,900	119,150
	Nagase & Co. Ltd.	100,900	1,445,900
	Nagatanien Holdings Co. Ltd.	10,200	153,779
#	Nagawa Co. Ltd.	1,900	133,923
	Nagoya Railroad Co. Ltd.	10,700	171,854
	Naigai Tec Corp.	1,100	21,482
	Naigai Trans Line Ltd.	3,000	43,073
#	Nakabayashi Co. Ltd.	16,400	62,151
	Nakamoto Packs Co. Ltd.	3,100	36,508
*	Nakamura Choukou Co. Ltd.	1,900	9,842
	Nakamuraya Co. Ltd.	3,208	77,429
	Nakanishi, Inc.	29,800	487,081
	Nakano Corp.	13,000	32,050
	Nakano Refrigerators Co. Ltd.	300	14,686
#	Nakayama Steel Works Ltd.	26,200	86,040
#	Nakayamafuku Co. Ltd.	4,900	13,069
	Nakayo, Inc.	1,800	15,010
#*	Namura Shipbuilding Co. Ltd.	38,900	104,167
	Nankai Electric Railway Co. Ltd.	12,400	221,375
	Nanto Bank Ltd.	31,200	488,139
	Nanyo Corp.	1,500	20,862
	Narasaki Sangyo Co. Ltd.	2,400	32,115
#	Nasu Denki Tekko Co. Ltd.	1,200	83,865
	Natori Co. Ltd.	6,700	103,987
	NEC Capital Solutions Ltd.	11,100	168,035
	NEC Corp.	35,800	1,388,892
	NEC Networks & System Integration Corp.	16,400	232,867
#	NEOJAPAN, Inc.	3,900	34,286
	NET One Systems Co. Ltd.	36,300	866,220
	Neturen Co. Ltd.	29,000	131,091
	New Art Holdings Co. Ltd.	6,700	68,525
	Nexon Co. Ltd.	7,400	168,506
	Nextage Co. Ltd.	29,500	450,862
#*	NexTone, Inc.	1,800	38,790
	NF Holdings Corp.	3,200	30,406
	NGK Insulators Ltd.	119,600	1,608,814
	NGK Spark Plug Co. Ltd.	118,800	1,823,012
#	NH Foods Ltd.	44,700	1,411,645
	NHK Spring Co. Ltd.	191,200	1,234,947

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nicca Chemical Co. Ltd.	6,100	$35,201
	Nice Corp.	5,300	77,214
#	Nichia Steel Works Ltd.	27,100	55,151
	Nichias Corp.	47,200	847,685
	Nichiban Co. Ltd.	8,100	108,605
#	Nichicon Corp.	47,800	432,824
	Nichiden Corp.	10,600	176,616
	Nichiha Corp.	25,000	451,991
#*	Nichi-iko Pharmaceutical Co. Ltd.	58,200	349,958
	Nichimo Co. Ltd.	1,300	26,152
	Nichirei Corp.	46,500	853,763
	Nichireki Co. Ltd.	25,300	236,158
	Nichirin Co. Ltd.	9,620	115,133
	Nifco, Inc.	34,800	734,761
	Nihon Chouzai Co. Ltd.	12,880	125,305
	Nihon Dempa Kogyo Co. Ltd.	20,100	181,474
	Nihon Dengi Co. Ltd.	2,200	59,102
	Nihon Denkei Co. Ltd.	6,600	64,847
	Nihon Flush Co. Ltd.	15,300	113,110
#	Nihon House Holdings Co. Ltd.	42,200	130,691
	Nihon Kagaku Sangyo Co. Ltd.	10,600	92,527
	Nihon Kohden Corp.	19,600	470,520
	Nihon M&A Center Holdings, Inc.	35,400	435,909
#	Nihon Nohyaku Co. Ltd.	32,800	151,301
	Nihon Parkerizing Co. Ltd.	59,300	419,437
	Nihon Plast Co. Ltd.	14,500	54,973
	Nihon Tokushu Toryo Co. Ltd.	11,600	71,626
	Nihon Trim Co. Ltd.	3,400	58,824
#	Nihon Yamamura Glass Co. Ltd.	7,900	47,631
	Niitaka Co. Ltd.	2,400	44,112
#	Nikkato Corp.	5,800	22,446
#	Nikkiso Co. Ltd.	80,000	498,621
#	Nikko Co. Ltd.	28,400	133,766
	Nikkon Holdings Co. Ltd.	58,000	878,470
	Nikon Corp.	150,200	1,687,770
	Nintendo Co. Ltd.	1,400	638,947
	Nippi, Inc.	1,599	43,641
	Nippn Corp.	47,300	615,207
	Nippon Air Conditioning Services Co. Ltd.	16,100	99,436
	Nippon Aqua Co. Ltd.	9,500	45,501
	Nippon Beet Sugar Manufacturing Co. Ltd.	11,800	150,849
#	Nippon Carbide Industries Co., Inc.	6,900	72,811
	Nippon Carbon Co. Ltd.	9,400	301,990
#	Nippon Chemical Industrial Co. Ltd.	6,500	111,129
*	Nippon Chemi-Con Corp.	19,300	267,902
	Nippon Chemiphar Co. Ltd.	1,600	24,058
	Nippon Coke & Engineering Co. Ltd.	160,700	168,503
	Nippon Concept Corp.	4,800	50,386
#	Nippon Concrete Industries Co. Ltd.	38,600	91,352
	Nippon Denko Co. Ltd.	100,165	243,524
	Nippon Densetsu Kogyo Co. Ltd.	30,100	374,223
	Nippon Dry-Chemical Co. Ltd.	2,900	37,273
	Nippon Electric Glass Co. Ltd.	70,600	1,421,208
	Nippon Express Holdings, Inc.	16,700	979,134
#	Nippon Filcon Co. Ltd.	6,700	25,807
	Nippon Fine Chemical Co. Ltd.	12,300	197,257
	Nippon Gas Co. Ltd.	68,400	970,620
	Nippon Hume Corp.	18,900	99,159
	Nippon Kayaku Co. Ltd.	110,800	965,658

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Nippon Kinzoku Co. Ltd.	1,000	$9,186
#	Nippon Kodoshi Corp.	5,300	79,854
	Nippon Koei Co. Ltd.	11,800	263,391
	Nippon Light Metal Holdings Co. Ltd.	65,800	843,060
#	Nippon Paint Holdings Co. Ltd.	15,500	122,781
	Nippon Paper Industries Co. Ltd.	107,424	853,253
	Nippon Parking Development Co. Ltd.	143,500	169,742
	Nippon Pillar Packing Co. Ltd.	22,400	450,457
#	Nippon Piston Ring Co. Ltd.	7,000	68,081
	Nippon Rietec Co. Ltd.	9,100	79,016
	Nippon Road Co. Ltd.	3,100	172,812
	Nippon Sanso Holdings Corp.	25,000	449,887
	Nippon Seiki Co. Ltd.	44,400	321,414
	Nippon Seisen Co. Ltd.	2,200	70,323
	Nippon Sharyo Ltd.	7,300	118,479
*	Nippon Sheet Glass Co. Ltd.	82,400	249,200
	Nippon Shinyaku Co. Ltd.	3,600	243,482
	Nippon Shokubai Co. Ltd.	14,900	599,447
	Nippon Signal Co. Ltd.	30,600	212,427
	Nippon Soda Co. Ltd.	24,800	655,879
	Nippon Steel Corp.	145,050	2,303,194
	Nippon Steel Trading Corp.	15,100	614,532
	Nippon Suisan Kaisha Ltd.	284,900	1,257,923
	Nippon Systemware Co. Ltd.	8,700	154,782
	Nippon Thompson Co. Ltd.	76,800	298,152
#	Nippon Yakin Kogyo Co. Ltd.	19,500	379,890
	Nippon Yusen KK	14,922	1,076,511
	Nipro Corp.	127,200	1,002,288
	Nishikawa Rubber Co. Ltd.	1,400	14,143
	Nishimatsu Construction Co. Ltd.	51,600	1,519,173
	Nishimatsuya Chain Co. Ltd.	27,800	341,195
	Nishimoto Co. Ltd.	3,700	79,468
	Nishi-Nippon Financial Holdings, Inc.	120,100	721,845
	Nishi-Nippon Railroad Co. Ltd.	11,200	224,054
	Nishio Rent All Co. Ltd.	25,100	541,733
	Nissan Chemical Corp.	12,300	649,718
*	Nissan Motor Co. Ltd.	297,700	1,191,856
	Nissan Shatai Co. Ltd.	58,100	253,382
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	32,145
	Nissei ASB Machine Co. Ltd.	9,100	207,506
	Nissei Plastic Industrial Co. Ltd.	12,600	93,682
#	Nissha Co. Ltd.	44,000	464,394
	Nisshin Group Holdings Co. Ltd.	25,100	88,164
	Nisshin Oillio Group Ltd.	23,700	536,361
	Nisshin Seifun Group, Inc.	15,800	210,627
	Nisshinbo Holdings, Inc.	166,238	1,243,802
	Nissin Corp.	12,300	146,430
	Nissin Electric Co. Ltd.	37,100	395,587
	Nissin Foods Holdings Co. Ltd.	2,600	180,863
	Nissin Sugar Co. Ltd.	12,200	161,080
#	Nisso Corp.	24,300	123,251
#	Nissui Pharmaceutical Co. Ltd.	14,400	109,780
	Nitori Holdings Co. Ltd.	8,500	874,474
	Nitta Corp.	19,700	418,245
#	Nitta Gelatin, Inc.	12,000	58,479
	NITTAN Corp.	20,800	42,945
	Nittetsu Mining Co. Ltd.	4,600	228,963
	Nitto Boseki Co. Ltd.	10,500	203,608
	Nitto Denko Corp.	17,800	1,194,752

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Fuji Flour Milling Co. Ltd.	2,600	$84,253
	Nitto Kogyo Corp.	23,700	279,049
	Nitto Kohki Co. Ltd.	11,300	130,903
	Nitto Seiko Co. Ltd.	27,700	107,542
	Nittoc Construction Co. Ltd.	27,600	149,773
	NJS Co. Ltd.	5,300	85,950
	Noda Corp.	10,400	99,082
	Noevir Holdings Co. Ltd.	6,800	266,622
	NOF Corp.	14,200	532,989
	Nohmi Bosai Ltd.	12,700	187,036
	Nojima Corp.	26,700	537,002
	NOK Corp.	80,700	686,617
	Nomura Co. Ltd.	5,600	38,508
	Nomura Holdings, Inc.	425,600	1,638,753
#	Nomura Holdings, Inc., Sponsored ADR	29,168	110,255
#	Nomura Micro Science Co. Ltd.	2,700	77,969
	Nomura Real Estate Holdings, Inc.	87,800	2,139,312
	Noritake Co. Ltd.	10,700	339,797
	Noritsu Koki Co. Ltd.	21,100	349,892
	Noritz Corp.	28,700	332,362
#	North Pacific Bank Ltd.	289,100	548,177
	Nozawa Corp.	6,200	34,421
	NS Solutions Corp.	7,800	232,701
	NS Tool Co. Ltd.	5,800	64,370
#	NS United Kaiun Kaisha Ltd.	9,900	272,080
	NSD Co. Ltd.	28,480	505,558
	NSK Ltd.	202,200	1,118,921
*	NTN Corp.	376,500	601,398
	NTT Data Corp.	26,500	488,605
	Obara Group, Inc.	8,300	185,753
	Obayashi Corp.	242,300	1,666,330
	OBIC Business Consultants Co. Ltd.	2,200	79,072
	Odawara Engineering Co. Ltd.	1,200	16,521
	Oenon Holdings, Inc.	45,000	109,894
	Ogaki Kyoritsu Bank Ltd.	35,500	520,297
	Ohara, Inc.	6,500	54,967
	Ohashi Technica, Inc.	10,800	107,170
	Ohmoto Gumi Co. Ltd.	700	32,393
	Ohsho Food Service Corp.	3,500	164,344
#*	OIE Sangyo Co. Ltd.	1,187	8,353
	Oiles Corp.	25,016	287,424
#*	Oisix ra daichi, Inc.	11,700	240,434
	Oita Bank Ltd. (The)	13,700	195,274
	Oji Holdings Corp.	435,900	2,064,860
	Okabe Co. Ltd.	33,600	170,606
	Okamoto Industries, Inc.	5,700	167,827
	Okamoto Machine Tool Works Ltd.	3,700	114,566
	Okamura Corp.	63,800	586,319
#	Okasan Securities Group, Inc.	125,100	334,938
	Oki Electric Industry Co. Ltd.	92,800	601,137
	Okinawa Cellular Telephone Co.	8,100	311,699
	Okinawa Electric Power Co., Inc.	11,152	111,011
	Okinawa Financial Group, Inc.	21,300	364,635
	OKUMA Corp.	19,800	707,680
	Okumura Corp.	24,400	576,007
	Okura Industrial Co. Ltd.	8,700	122,498
	Okuwa Co. Ltd.	27,500	184,570
	Olympic Group Corp.	7,700	39,324
	Omron Corp.	11,700	689,763

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Onamba Co. Ltd.	5,100	$17,801
	Ono Pharmaceutical Co. Ltd.	30,800	791,269
	ONO Sokki Co. Ltd.	8,300	31,171
	Onoken Co. Ltd.	12,400	143,977
	Onward Holdings Co. Ltd.	112,700	210,481
	Open House Group Co. Ltd.	15,300	592,028
	Optex Group Co. Ltd.	20,800	273,652
*	Optim Corp.	7,600	50,337
	Optorun Co. Ltd.	12,400	184,015
	Oracle Corp.	4,200	269,898
	Organo Corp.	6,600	452,862
	Oricon, Inc.	5,500	39,127
	Orient Corp.	429,400	412,176
	Oriental Shiraishi Corp.	119,700	216,334
#	Origin Co. Ltd.	4,200	44,423
	ORIX Corp.	164,200	2,994,837
	Oro Co. Ltd.	3,600	56,150
	Osaka Organic Chemical Industry Ltd.	13,900	299,746
	Osaka Soda Co. Ltd.	9,700	238,312
#	Osaka Steel Co. Ltd.	11,000	118,573
	Osaki Electric Co. Ltd.	37,200	140,466
	OSG Corp.	51,800	650,737
	Otsuka Corp.	13,500	442,423
	Otsuka Holdings Co. Ltd.	16,700	561,160
	OUG Holdings, Inc.	2,000	41,108
	Outsourcing, Inc.	95,700	949,105
	Oyo Corp.	18,100	274,710
	Pacific Industrial Co. Ltd.	52,200	404,723
	Pacific Metals Co. Ltd.	19,499	543,988
	Pack Corp.	13,500	247,077
	PAL GROUP Holdings Co. Ltd.	21,500	239,942
	PALTAC Corp.	7,250	264,248
	Pan Pacific International Holdings Corp.	48,600	744,229
	Panasonic Corp.	161,523	1,439,686
	Panasonic Holdings Corp., ADR	26,580	237,359
	PAPYLESS Co. Ltd.	2,000	19,857
	Paraca, Inc.	3,600	49,748
	Paramount Bed Holdings Co. Ltd.	34,100	567,934
	Paris Miki Holdings, Inc.	24,000	49,767
*	Park24 Co. Ltd.	26,700	380,221
	Parker Corp.	8,500	32,362
#	Pasco Corp.	2,600	27,570
	Pasona Group, Inc.	20,400	323,457
	PC Depot Corp.	26,500	62,783
#	PCA Corp.	7,200	72,385
#	PCI Holdings, Inc.	3,400	26,171
	Pegasus Sewing Machine Manufacturing Co. Ltd.	14,400	68,967
	Penta-Ocean Construction Co. Ltd.	252,600	1,235,968
	People Dreams & Technologies Group Co. Ltd.	5,600	92,798
*	PeptiDream, Inc.	37,200	599,994
	Persol Holdings Co. Ltd.	28,800	571,381
	Pharma Foods International Co. Ltd.	2,400	31,468
#	Phil Co., Inc.	1,200	10,471
	Pickles Corp.	11,800	115,162
	Pigeon Corp.	47,600	811,819
	Pilot Corp.	12,800	520,050
#	Piolax, Inc.	32,600	380,328
	Pipedo HD, Inc.	2,100	40,754
	Plenus Co. Ltd.	6,800	99,885

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pola Orbis Holdings, Inc.	6,500	$74,939
	Poletowin Pitcrew Holdings, Inc.	26,400	201,467
	Poppins Corp.	2,800	44,291
*	PR Times, Inc.	2,500	40,715
#	Precision System Science Co. Ltd.	14,300	46,786
#*	Premier Anti-Aging Co. Ltd.	1,500	43,137
	Premium Group Co. Ltd.	9,200	273,001
#	Premium Water Holdings, Inc.	2,200	43,225
#	Press Kogyo Co. Ltd.	94,800	284,817
#	Pressance Corp.	20,800	249,699
	Prestige International, Inc.	46,400	222,976
	Prima Meat Packers Ltd.	26,200	429,631
#	Procrea Holdings, Inc.	24,834	343,109
	Pronexus, Inc.	11,500	93,724
#	Property Agent, Inc.	2,400	29,834
#	Pro-Ship, Inc.	900	9,835
	Proto Corp.	26,000	204,232
	PS Mitsubishi Construction Co. Ltd.	40,900	177,144
	Punch Industry Co. Ltd.	17,500	62,286
*	QB Net Holdings Co. Ltd.	9,600	106,536
	Qol Holdings Co. Ltd.	24,100	202,855
	Quick Co. Ltd.	5,300	63,039
#	Raccoon Holdings, Inc.	7,100	75,637
	Raito Kogyo Co. Ltd.	26,400	394,169
	Raiznext Corp.	24,900	206,444
	Rakus Co. Ltd.	12,600	154,422
	Rakuten Group, Inc.	43,500	305,800
	Rasa Corp.	5,700	42,799
	Rasa Industries Ltd.	7,800	84,487
	Raysum Co. Ltd.	14,300	105,463
	Relia, Inc.	36,900	303,343
	Relo Group, Inc.	31,800	454,250
*	Renesas Electronics Corp.	58,500	624,661
	Rengo Co. Ltd.	196,300	1,162,205
#*	RENOVA, Inc.	13,400	165,100
	Resona Holdings, Inc.	572,931	2,491,350
	Resorttrust, Inc.	37,500	630,882
	Restar Holdings Corp.	15,900	245,554
	Retail Partners Co. Ltd.	22,000	191,660
	Rheon Automatic Machinery Co. Ltd.	13,100	110,952
	Rhythm Co. Ltd.	5,400	69,720
	Riberesute Corp.	7,200	44,407
#	Ricoh Co. Ltd.	174,700	1,275,643
	Ricoh Leasing Co. Ltd.	18,800	492,431
#	Ride On Express Holdings Co. Ltd.	4,800	43,079
*	Right On Co. Ltd.	6,100	33,102
#	Riken Corp.	9,100	166,062
#	Riken Keiki Co. Ltd.	6,700	210,891
	Riken Technos Corp.	35,100	118,000
	Riken Vitamin Co. Ltd.	12,000	157,746
	Rinnai Corp.	9,700	620,018
	Rion Co. Ltd.	7,900	138,977
	Riso Kagaku Corp.	2,958	55,542
	Riso Kyoiku Co. Ltd.	76,100	225,944
	Rix Corp.	800	10,146
#	Rock Field Co. Ltd.	11,300	123,497
	Rohm Co. Ltd.	4,700	328,346
	Rohto Pharmaceutical Co. Ltd.	19,100	510,057
	Rokko Butter Co. Ltd.	11,300	134,645

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Roland Corp.	7,600	$262,275
	Roland DG Corp.	13,700	341,952
	Rorze Corp.	7,600	663,928
	Round One Corp.	26,600	296,065
	Ryobi Ltd.	26,900	222,489
	Ryoden Corp.	16,900	218,353
	Ryohin Keikaku Co. Ltd.	79,500	714,477
	Ryosan Co. Ltd.	21,700	386,049
	S Foods, Inc.	16,000	372,237
	S&B Foods, Inc.	4,100	113,947
	Sac’s Bar Holdings, Inc.	14,850	57,669
	Sagami Rubber Industries Co. Ltd.	1,100	6,218
	Saibu Gas Holdings Co. Ltd.	9,000	147,716
	Sakai Chemical Industry Co. Ltd.	10,500	147,752
#	Sakai Heavy Industries Ltd.	3,400	82,084
	Sakai Moving Service Co. Ltd.	5,700	194,505
	Sakata INX Corp.	46,600	352,406
#	Sakura Internet, Inc.	14,000	60,754
	Sala Corp.	57,300	275,563
	SAMTY Co. Ltd.	29,000	468,386
	San Holdings, Inc.	8,400	102,124
	San ju San Financial Group, Inc.	15,760	170,435
	San-A Co. Ltd.	13,600	426,936
	San-Ai Oil Co. Ltd.	62,600	459,550
*	Sanden Corp.	20,600	30,390
	Sanei Architecture Planning Co. Ltd.	7,900	102,217
	Sangetsu Corp.	35,500	425,292
	San-In Godo Bank Ltd. (The)	155,000	769,538
#*	Sanix, Inc.	35,600	73,300
	Sanken Electric Co. Ltd.	16,800	620,447
	Sanki Engineering Co. Ltd.	39,400	446,308
	Sanko Gosei Ltd.	30,700	80,917
	Sanko Metal Industrial Co. Ltd.	3,300	66,157
	Sankyo Co. Ltd.	41,800	1,202,795
	Sankyo Frontier Co. Ltd.	3,200	117,791
	Sankyo Seiko Co. Ltd.	35,800	151,008
	Sankyo Tateyama, Inc.	22,900	102,515
	Sankyu, Inc.	37,600	1,146,387
	Sanoh Industrial Co. Ltd.	35,200	189,825
	Sansei Technologies, Inc.	6,200	35,649
	Sansha Electric Manufacturing Co. Ltd.	10,000	57,690
	Sanshin Electronics Co. Ltd.	9,400	110,248
	Santen Pharmaceutical Co. Ltd.	99,400	808,587
	Sanwa Holdings Corp.	145,600	1,326,453
	Sanyo Chemical Industries Ltd.	11,500	439,767
	Sanyo Denki Co. Ltd.	9,200	395,172
#	Sanyo Electric Railway Co. Ltd.	5,100	81,237
	Sanyo Engineering & Construction, Inc.	4,000	20,554
#*	Sanyo Shokai Ltd.	11,237	72,832
#	Sanyo Special Steel Co. Ltd.	20,300	310,558
	Sanyo Trading Co. Ltd.	25,100	190,266
	Sapporo Holdings Ltd.	39,400	820,075
	Sata Construction Co. Ltd.	11,300	38,800
	Sato Foods Co. Ltd.	800	29,631
	Sato Holdings Corp.	22,500	309,378
	Sato Shoji Corp.	13,300	113,151
#	Satori Electric Co. Ltd.	8,800	82,871
	Sawai Group Holdings Co. Ltd.	35,900	1,204,253
	Saxa Holdings, Inc.	4,800	55,339

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SB Technology Corp.	7,700	$132,636
	SBI Holdings, Inc.	33,850	757,126
*	SBI Insurance Group Co. Ltd.	3,000	23,023
	SBS Holdings, Inc.	17,900	415,363
	Scala, Inc.	10,500	61,238
	SCREEN Holdings Co. Ltd.	5,300	433,165
#	Scroll Corp.	25,900	158,363
	SCSK Corp.	11,565	183,864
	SEC Carbon Ltd.	2,100	88,838
	Secom Co. Ltd.	5,900	415,091
	Seed Co. Ltd.	3,600	14,035
	Sega Sammy Holdings, Inc.	8,100	143,529
	Segue Group Co. Ltd.	4,000	17,641
	Seibu Holdings, Inc.	67,700	672,603
	Seika Corp.	7,000	87,078
	Seikagaku Corp.	37,300	242,207
	Seikitokyu Kogyo Co. Ltd.	28,400	161,011
	Seiko Electric Co. Ltd.	4,700	41,003
	Seiko Epson Corp.	86,900	1,224,206
	Seiko Holdings Corp.	23,800	407,477
	Seiko PMC Corp.	12,300	54,779
	Seikoh Giken Co. Ltd.	2,100	29,273
	Seino Holdings Co. Ltd.	94,100	768,699
	Seiren Co. Ltd.	22,200	351,856
	Sekisui Chemical Co. Ltd.	48,200	652,683
	Sekisui House Ltd.	72,640	1,261,607
	Sekisui Jushi Corp.	19,400	265,264
	Sekisui Kasei Co. Ltd.	24,700	83,803
#	SEMITEC Corp.	1,000	49,116
	Senko Group Holdings Co. Ltd.	99,500	672,908
	Senshu Electric Co. Ltd.	6,700	255,827
	Senshu Ikeda Holdings, Inc.	197,440	270,140
	Senshukai Co. Ltd.	23,300	71,291
	Septeni Holdings Co. Ltd.	35,700	180,714
	SERAKU Co. Ltd.	4,500	41,924
	Seria Co. Ltd.	28,500	557,343
	Seven & I Holdings Co. Ltd.	37,200	1,644,868
#	Seven Bank Ltd.	321,100	600,237
	SG Holdings Co. Ltd.	28,700	505,771
	Sharp Corp.	32,333	273,579
#	Shibaura Electronics Co. Ltd.	6,000	273,008
	Shibaura Machine Co. Ltd.	15,300	365,472
	Shibaura Mechatronics Corp.	4,700	263,755
	Shibusawa Warehouse Co. Ltd.	9,500	165,296
	Shibuya Corp.	14,400	259,363
	Shidax Corp.	9,600	27,246
*	SHIFT, Inc.	1,600	303,200
	Shiga Bank Ltd.	41,222	775,153
	Shikibo Ltd.	13,500	90,625
	Shikoku Bank Ltd. (The)	31,700	189,462
	Shikoku Chemicals Corp.	29,500	294,085
	Shikoku Electric Power Co., Inc.	40,900	235,155
	Shima Seiki Manufacturing Ltd.	28,700	409,477
	Shimadzu Corp.	13,500	441,344
	Shimamura Co. Ltd.	13,000	1,152,949
	Shimizu Bank Ltd. (The)	12,300	147,598
	Shimizu Corp.	148,400	778,155
#	Shimojima Co. Ltd.	10,700	77,293
#	Shin Nippon Air Technologies Co. Ltd.	9,800	135,429

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Biomedical Laboratories Ltd.	17,300	$181,639
	Shinagawa Refractories Co. Ltd.	4,300	121,300
#	Shindengen Electric Manufacturing Co. Ltd.	6,200	137,872
	Shin-Etsu Chemical Co. Ltd.	9,000	1,236,911
	Shin-Etsu Polymer Co. Ltd.	47,100	370,465
	Shin-Keisei Electric Railway Co. Ltd.	1,900	30,758
	Shinki Bus Co. Ltd.	400	9,776
	Shinko Electric Industries Co. Ltd.	7,600	327,599
	Shinko Shoji Co. Ltd.	30,300	219,800
	Shinmaywa Industries Ltd.	43,800	307,227
	Shinnihon Corp.	20,800	114,168
	Shin-Nihon Tatemono Co. Ltd.	8,700	26,317
#	Shinnihonseiyaku Co. Ltd.	6,800	75,888
	Shinoken Group Co. Ltd.	29,900	232,832
	Shinsho Corp.	4,800	133,522
	Shinwa Co. Ltd.	11,100	170,309
	Shinwa Co. Ltd.	7,500	45,789
	Shionogi & Co. Ltd.	7,100	394,944
	Ship Healthcare Holdings, Inc.	38,200	638,090
#	Shizuki Electric Co., Inc.	12,600	43,572
	Shizuoka Bank Ltd.	156,500	1,012,566
	Shizuoka Gas Co. Ltd.	51,900	372,028
	SHO-BOND Holdings Co. Ltd.	4,600	193,338
*	Shobunsha Holdings, Inc.	10,700	33,783
	Shoei Co. Ltd.	13,000	482,291
#	Shoei Foods Corp.	6,600	198,225
	Shofu, Inc.	7,700	95,445
	Showa Denko KK	150,000	2,918,754
	Showa Sangyo Co. Ltd.	17,200	347,941
	Sigma Koki Co. Ltd.	7,100	82,046
#	SIGMAXYZ Holdings Inc.	21,800	178,096
	Siix Corp.	32,200	245,970
*	Silver Life Co. Ltd.	1,600	17,623
	Sinanen Holdings Co. Ltd.	8,100	201,906
	Sinfonia Technology Co. Ltd.	26,300	255,088
	Sinko Industries Ltd.	20,300	255,146
	Sintokogio Ltd.	31,500	165,788
	SK-Electronics Co. Ltd.	9,900	59,812
	SKY Perfect JSAT Holdings, Inc.	128,700	416,912
#	Skylark Holdings Co. Ltd.	66,900	793,814
*	Smaregi, Inc.	1,600	12,848
	SMC Corp.	500	242,110
	SMK Corp.	4,000	66,510
	SMS Co. Ltd.	13,000	305,093
#	Snow Peak, Inc.	10,200	186,974
#	SNT Corp.	33,600	55,999
#	Soda Nikka Co. Ltd.	14,300	73,525
	Sodick Co. Ltd.	42,100	235,567
	Soft99 Corp.	7,600	68,030
	SoftBank Group Corp.	192,900	7,934,022
	Softcreate Holdings Corp.	1,700	54,791
	Software Service, Inc.	2,000	89,538
	Sohgo Security Services Co. Ltd.	30,100	836,142
	Soiken Holdings, Inc.	10,600	24,927
	Sojitz Corp.	141,240	2,153,676
	Soken Chemical & Engineering Co. Ltd.	7,400	94,941
	Solasto Corp.	24,600	170,124
	Soliton Systems KK	6,200	69,238
	Solxyz Co. Ltd.	6,900	20,792

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sompo Holdings, Inc.	58,150	$2,367,286
	Sony Group Corp.	23,600	2,036,704
	Sony Group Corp., Sponsored ADR	40,092	3,449,917
	Sotetsu Holdings, Inc.	10,800	185,145
	Sotoh Co. Ltd.	4,900	33,168
	Space Co. Ltd.	17,100	119,450
#	Sparx Group Co. Ltd.	82,900	163,477
	SPK Corp.	6,364	65,335
	S-Pool, Inc.	36,200	361,733
	Sprix Ltd.	5,200	48,625
	Square Enix Holdings Co. Ltd.	6,100	243,547
	SRA Holdings	8,200	178,519
#*	SRE Holdings Corp.	1,100	22,692
	ST Corp.	7,700	89,423
	St. Marc Holdings Co. Ltd.	16,300	186,324
	Stanley Electric Co. Ltd.	56,300	970,787
	Star Mica Holdings Co. Ltd.	12,900	152,637
	Star Micronics Co. Ltd.	23,000	257,819
	Starts Corp., Inc.	25,700	476,331
	Starzen Co. Ltd.	13,700	208,545
	St-Care Holding Corp.	10,200	64,531
	Stella Chemifa Corp.	10,100	189,357
	Step Co. Ltd.	8,400	115,989
	STI Foods Holdings, Inc.	800	13,159
	Strike Co. Ltd.	3,900	118,765
	Studio Alice Co. Ltd.	9,500	167,755
	Subaru Corp.	243,300	3,692,004
	Subaru Enterprise Co. Ltd.	2,000	128,640
	Sugi Holdings Co. Ltd.	8,300	355,742
	Sugimoto & Co. Ltd.	7,500	125,878
	SUMCO Corp.	43,100	620,712
	Sumida Corp.	34,800	225,207
#	Suminoe Textile Co. Ltd.	2,800	40,348
#	Sumiseki Holdings, Inc.	38,800	54,403
	Sumitomo Bakelite Co. Ltd.	27,200	892,462
	Sumitomo Chemical Co. Ltd.	690,400	2,935,722
	Sumitomo Corp.	107,300	1,697,876
	Sumitomo Dainippon Pharma Co. Ltd.	90,000	801,684
	Sumitomo Densetsu Co. Ltd.	14,200	242,997
	Sumitomo Electric Industries Ltd.	243,700	2,619,976
	Sumitomo Forestry Co. Ltd.	118,100	1,806,793
	Sumitomo Heavy Industries Ltd.	80,100	1,695,026
	Sumitomo Metal Mining Co. Ltd.	22,400	982,391
	Sumitomo Mitsui Construction Co. Ltd.	187,560	608,547
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	599,120
	Sumitomo Mitsui Financial Group, Inc.	104,441	3,155,574
	Sumitomo Mitsui Trust Holdings, Inc.	52,700	1,635,676
#	Sumitomo Osaka Cement Co. Ltd.	34,000	950,725
	Sumitomo Precision Products Co. Ltd.	3,700	60,348
	Sumitomo Realty & Development Co. Ltd.	86,600	2,297,366
	Sumitomo Riko Co. Ltd.	36,600	156,442
#	Sumitomo Rubber Industries Ltd.	161,353	1,398,571
	Sumitomo Seika Chemicals Co. Ltd.	10,700	251,178
	Sumitomo Warehouse Co. Ltd. (The)	61,600	1,033,749
	Sun Frontier Fudousan Co. Ltd.	49,500	413,633
	Suncall Corp.	17,300	66,660
	Sundrug Co. Ltd.	30,000	698,463
	Suntory Beverage & Food Ltd.	16,100	634,356
	Sun-Wa Technos Corp.	8,900	91,328

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Suruga Bank Ltd.	150,400	$471,855
	Suzuken Co. Ltd.	36,560	1,079,150
	Suzuki Co. Ltd.	14,100	82,336
	Suzuki Motor Corp.	24,000	723,482
#	SWCC Showa Holdings Co. Ltd.	41,900	560,321
	System Information Co. Ltd.	5,700	42,328
	System Research Co. Ltd.	1,100	17,013
	System Support, Inc.	2,400	19,328
	Systems Engineering Consultants Co. Ltd.	900	15,646
	Systena Corp.	124,000	389,764
	Syuppin Co. Ltd.	18,300	173,435
	T Hasegawa Co. Ltd.	18,500	360,274
	T RAD Co. Ltd.	5,900	103,242
	T&D Holdings, Inc.	126,600	1,626,865
	T&K Toka Co. Ltd.	17,100	107,224
	Tachibana Eletech Co. Ltd.	18,120	225,963
	Tachikawa Corp.	10,200	81,819
#	Tachi-S Co. Ltd.	33,100	257,757
	Tadano Ltd.	98,000	696,171
	Taihei Dengyo Kaisha Ltd.	16,500	342,769
	Taiheiyo Cement Corp.	111,067	1,797,024
	Taiheiyo Kouhatsu, Inc.	6,300	30,309
#	Taiho Kogyo Co. Ltd.	16,200	79,778
	Taikisha Ltd.	19,900	491,043
#	Taiko Bank Ltd. (The)	5,600	56,722
#*	Taiko Pharmaceutical Co. Ltd.	12,700	58,605
	Taisei Corp.	32,500	880,360
	Taisei Lamick Co. Ltd.	5,000	99,579
	Taisei Oncho Co. Ltd.	600	8,436
	Taisho Pharmaceutical Holdings Co. Ltd.	20,500	807,452
	Taiyo Holdings Co. Ltd.	25,200	601,201
	Taiyo Yuden Co. Ltd.	22,900	899,683
#	Takachiho Koheki Co. Ltd.	5,500	64,396
	Takamatsu Construction Group Co. Ltd.	14,100	234,847
	Takamatsu Machinery Co. Ltd.	4,100	21,288
	Takamiya Co. Ltd.	15,500	42,186
#	Takano Co. Ltd.	4,800	29,311
	Takaoka Toko Co. Ltd.	8,664	107,431
	Takara & Co. Ltd.	8,500	121,906
	Takara Bio, Inc.	6,600	106,154
	Takara Holdings, Inc.	97,800	823,758
	Takara Leben Co. Ltd.	110,200	252,058
	Takara Standard Co. Ltd.	33,000	329,695
#	Takasago International Corp.	14,800	298,466
	Takasago Thermal Engineering Co. Ltd.	34,300	448,666
#	Takashima & Co. Ltd.	2,500	44,173
	Takashimaya Co. Ltd.	122,700	1,119,176
	Takasho Co. Ltd.	17,200	90,914
#	TAKEBISHI Corp.	5,800	65,016
	Takeda Pharmaceutical Co. Ltd.	152,052	4,412,020
	Takemoto Yohki Co. Ltd.	4,100	25,616
	Takeuchi Manufacturing Co. Ltd.	24,100	441,946
	Takihyo Co. Ltd.	5,600	47,170
#	Takisawa Machine Tool Co. Ltd.	5,000	46,438
	Takuma Co. Ltd.	28,400	318,275
#	Tama Home Co. Ltd.	14,600	284,897
	Tamron Co. Ltd.	14,400	253,848
	Tamura Corp.	80,800	341,464
	Tanabe Engineering Corp.	3,100	21,625

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Tanaka Chemical Corp.	1,200	$12,986
	Tanseisha Co. Ltd.	44,250	269,728
	Tatsuta Electric Wire & Cable Co. Ltd.	47,200	167,881
#	Tayca Corp.	14,400	132,417
#	Tbk Co. Ltd.	14,600	38,815
	TBS Holdings, Inc.	22,000	288,699
#	TDC Soft, Inc.	13,200	117,095
	TDK Corp.	79,300	2,449,713
	TechMatrix Corp.	20,800	320,938
#	Techno Horizon Co. Ltd.	8,000	29,908
	Techno Medica Co. Ltd.	4,900	58,676
	Techno Ryowa Ltd.	7,000	45,838
	Techno Smart Corp.	8,600	89,829
	Technoflex Corp.	4,500	34,906
	TechnoPro Holdings, Inc.	22,100	562,845
#	Tecnos Japan, Inc.	8,600	28,907
	Teijin Ltd.	135,200	1,444,785
	Teikoku Electric Manufacturing Co. Ltd.	6,300	80,022
	Teikoku Sen-I Co. Ltd.	17,100	208,558
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	57,290
	Tekken Corp.	11,400	161,292
	Temairazu, Inc.	1,200	42,196
	Tenma Corp.	16,800	285,953
	Tenox Corp.	2,700	16,101
	Teraoka Seisakusho Co. Ltd.	8,000	22,234
	Terumo Corp.	13,000	386,947
	T-Gaia Corp.	14,200	179,984
	THK Co. Ltd.	37,400	741,135
#	Tigers Polymer Corp.	8,200	27,176
	TIS, Inc.	33,000	741,159
	TKC Corp.	11,500	302,071
	Toa Corp.	20,800	112,412
	Toa Corp.	19,500	426,243
	Toa Oil Co. Ltd.	6,600	136,984
	TOA ROAD Corp.	4,400	169,461
	Toabo Corp.	3,800	11,347
	Toagosei Co. Ltd.	94,000	772,147
	Tobishima Corp.	22,550	177,681
	TOC Co. Ltd.	40,000	206,026
	Tocalo Co. Ltd.	54,400	543,170
	Tochigi Bank Ltd. (The)	110,900	206,526
	Toda Corp.	155,000	890,556
#*	Toda Kogyo Corp.	4,000	76,064
#	Toei Animation Co. Ltd.	1,200	92,234
	Toei Co. Ltd.	1,400	185,687
#	Toell Co. Ltd.	1,700	10,837
	Toenec Corp.	6,900	176,587
	Togami Electric Manufacturing Co. Ltd.	2,000	26,066
	Toho Bank Ltd. (The)	187,500	292,106
	Toho Co. Ltd.	5,000	185,537
	Toho Co. Ltd.	6,600	57,194
	Toho Gas Co. Ltd.	4,800	112,603
#	Toho Holdings Co. Ltd.	54,300	881,437
	Toho Titanium Co. Ltd.	29,600	338,276
	Toho Zinc Co. Ltd.	12,500	266,734
#	Tohoku Bank Ltd. (The)	7,400	56,881
	Tohoku Electric Power Co., Inc.	27,300	151,857
	Tohoku Steel Co. Ltd.	1,900	24,482
	Tohokushinsha Film Corp.	11,900	55,922

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokai Carbon Co. Ltd.	121,300	$1,003,013
	Tokai Corp.	19,200	254,395
	TOKAI Holdings Corp.	69,000	463,789
	Tokai Lease Co. Ltd.	500	5,929
	Tokai Rika Co. Ltd.	57,600	606,884
	Tokai Tokyo Financial Holdings, Inc.	213,500	633,364
#	Token Corp.	4,320	287,562
	Tokio Marine Holdings, Inc.	36,716	1,985,185
	Tokushu Tokai Paper Co. Ltd.	7,300	193,892
	Tokuyama Corp.	60,700	807,320
*	Tokyo Base Co. Ltd.	4,700	11,892
#	Tokyo Century Corp.	23,700	730,010
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	343,795
	Tokyo Electron Device Ltd.	5,300	220,242
	Tokyo Energy & Systems, Inc.	20,900	157,049
	Tokyo Individualized Educational Institute, Inc.	8,500	38,344
#	Tokyo Keiki, Inc.	8,400	73,183
	Tokyo Kiraboshi Financial Group, Inc.	25,687	347,066
	Tokyo Ohka Kogyo Co. Ltd.	5,400	293,416
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,100	19,482
	Tokyo Radiator Manufacturing Co. Ltd.	4,000	20,000
	Tokyo Rakutenchi Co. Ltd.	3,200	97,380
#	Tokyo Rope Manufacturing Co. Ltd.	13,300	86,093
#	Tokyo Sangyo Co. Ltd.	14,200	77,456
	Tokyo Seimitsu Co. Ltd.	23,300	801,540
	Tokyo Steel Manufacturing Co. Ltd.	51,400	531,990
	Tokyo Tatemono Co. Ltd.	131,900	1,859,649
	Tokyo Tekko Co. Ltd.	7,900	77,558
	Tokyo Theatres Co., Inc.	7,000	65,796
	Tokyotokeiba Co. Ltd.	11,200	381,117
	Tokyu Construction Co. Ltd.	97,730	453,233
	Tokyu Fudosan Holdings Corp.	349,582	1,819,109
*	Tokyu Recreation Co. Ltd.	1,971	76,234
	Toli Corp.	35,000	58,563
	Tomato Bank Ltd.	6,200	48,740
#	Tomen Devices Corp.	2,800	125,038
#	Tomoe Corp.	20,300	72,808
	Tomoe Engineering Co. Ltd.	6,200	111,119
	Tomoku Co. Ltd.	8,000	91,626
	TOMONY Holdings, Inc.	159,100	402,404
	Tomy Co. Ltd.	76,500	725,800
	Tonami Holdings Co. Ltd.	5,600	151,195
	Topcon Corp.	74,900	958,658
	Toppan, Inc.	56,900	940,538
	Topre Corp.	38,100	323,032
	Topy Industries Ltd.	12,700	100,908
	Toray Industries, Inc.	532,900	2,525,564
	Torex Semiconductor Ltd.	3,400	59,011
	Toridoll Holdings Corp.	25,200	457,024
	Torigoe Co. Ltd. (The)	13,900	69,155
	Torii Pharmaceutical Co. Ltd.	12,200	306,593
	Torishima Pump Manufacturing Co. Ltd.	14,500	142,648
	Tosei Corp.	28,900	243,176
	Toshiba Corp.	12,700	527,410
	Toshiba TEC Corp.	11,900	403,377
	Tosoh Corp.	148,600	2,051,945
	Totech Corp.	3,400	68,790
	Totetsu Kogyo Co. Ltd.	20,470	370,031
	TOTO Ltd.	9,699	326,845

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tottori Bank Ltd. (The)	6,400	$58,663
	Toukei Computer Co. Ltd.	1,400	58,102
#	Tow Co. Ltd.	23,400	56,721
	Towa Bank Ltd. (The)	31,800	132,069
	Towa Corp.	16,500	256,043
#	Towa Pharmaceutical Co. Ltd.	26,100	555,191
*	Toyo Construction Co. Ltd.	94,700	681,397
	Toyo Corp.	22,900	183,138
	Toyo Denki Seizo KK	4,800	33,984
#*	Toyo Engineering Corp.	33,799	157,839
#	Toyo Gosei Co. Ltd.	2,700	198,594
	Toyo Ink SC Holdings Co. Ltd.	30,400	452,668
	Toyo Kanetsu KK	6,600	123,392
	Toyo Machinery & Metal Co. Ltd.	12,000	55,453
	Toyo Securities Co. Ltd.	47,300	63,446
	Toyo Seikan Group Holdings Ltd.	86,800	938,862
	Toyo Sugar Refining Co. Ltd.	800	6,054
	Toyo Suisan Kaisha Ltd.	25,800	796,610
#	Toyo Tanso Co. Ltd.	13,800	299,869
	Toyo Tire Corp.	95,700	1,097,673
#	Toyo Wharf & Warehouse Co. Ltd.	3,700	41,337
	Toyobo Co. Ltd.	91,000	748,169
	Toyoda Gosei Co. Ltd.	45,700	665,483
	Toyota Boshoku Corp.	50,600	806,434
	Toyota Industries Corp.	14,600	875,661
#	Toyota Motor Corp., Sponsored ADR.	31,326	5,356,746
	Toyota Motor Corp.	430,090	7,369,035
	Toyota Tsusho Corp.	21,800	783,213
	TPR Co. Ltd.	21,200	203,185
#	Traders Holdings Co. Ltd.	20,039	50,950
	Trancom Co. Ltd.	6,900	359,519
#	Trans Genic, Inc.	20,900	63,538
	Transaction Co. Ltd.	13,100	105,845
	Transcosmos, Inc.	11,300	266,413
	TRE Holdings Corp.	33,340	533,402
	Trend Micro, Inc.	13,100	730,416
	Tri Chemical Laboratories, Inc.	6,000	112,688
	Trinity Industrial Corp.	1,800	9,697
	Trusco Nakayama Corp.	19,400	302,532
	TS Tech Co. Ltd.	79,400	828,588
	TSI Holdings Co. Ltd.	57,105	133,645
	Tsubaki Nakashima Co. Ltd.	42,600	306,174
	Tsubakimoto Chain Co.	26,500	605,116
#	Tsubakimoto Kogyo Co. Ltd.	2,900	79,070
#	Tsugami Corp.	39,200	365,049
*	Tsukada Global Holdings, Inc.	11,700	28,795
	Tsukishima Kikai Co. Ltd.	28,100	221,951
	Tsukuba Bank Ltd.	85,900	128,675
	Tsumura & Co.	23,200	570,832
	Tsuruha Holdings, Inc.	17,800	909,723
	Tsurumi Manufacturing Co. Ltd.	13,600	194,672
	Tsutsumi Jewelry Co. Ltd.	4,600	66,748
	Tsuzuki Denki Co. Ltd.	3,200	36,367
	TV Asahi Holdings Corp.	21,600	246,723
	Tv Tokyo Holdings Corp.	11,900	186,127
#	Twinbird Corp.	1,600	7,135
#	TYK Corp.	14,700	32,260
	UACJ Corp.	33,707	563,912
	UBE Corp.	118,720	1,840,730

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ubicom Holdings, Inc.	3,200	$70,202
	Uchida Yoko Co. Ltd.	8,200	309,464
	Ueki Corp.	3,600	40,563
	ULS Group, Inc.	1,600	48,797
	Ultrafabrics Holdings Co. Ltd.	2,500	61,001
	Ulvac, Inc.	11,300	442,789
	Uniden Holdings Corp.	5,400	145,320
	Union Tool Co.	4,700	135,007
#	Unipres Corp.	39,400	226,790
	United Super Markets Holdings, Inc.	52,300	442,493
#	UNITED, Inc.	8,900	119,147
*	Unitika Ltd.	59,300	127,654
*	Universal Entertainment Corp.	22,700	406,155
	UPR Corp.	1,400	18,440
	Urbanet Corp. Co. Ltd.	16,300	37,827
	Usen-Next Holdings Co. Ltd.	7,700	126,385
	User Local, Inc.	1,700	22,284
	Ushio, Inc.	31,800	412,305
	USS Co. Ltd.	21,100	351,274
#	UT Group Co. Ltd.	11,700	263,082
*	UUUM Co. Ltd.	5,300	51,409
*	Uzabase, Inc.	15,300	89,046
	V Technology Co. Ltd.	9,600	220,897
	Valor Holdings Co. Ltd.	43,700	688,465
	Valqua Ltd.	12,400	249,375
#	Value HR Co. Ltd.	1,400	15,008
	ValueCommerce Co. Ltd.	8,500	248,383
	Valuence Holdings, Inc.	2,500	25,685
#	V-Cube, Inc.	11,100	77,720
	Vector, Inc.	21,300	203,699
	Vertex Corp.	7,160	167,339
	VINX Corp.	4,200	39,311
	Vital KSK Holdings, Inc.	43,800	256,953
	VT Holdings Co. Ltd.	88,400	312,944
	Wacoal Holdings Corp.	40,500	576,871
	Wacom Co. Ltd.	107,100	774,352
	Waida Manufacturing Co. Ltd.	2,600	18,772
#	Wakachiku Construction Co. Ltd.	9,500	142,183
	Wakita & Co. Ltd.	37,200	309,542
	Warabeya Nichiyo Holdings Co. Ltd.	14,500	185,467
#	Waseda Academy Co. Ltd.	5,000	40,508
	Watahan & Co. Ltd.	15,200	155,787
	Watts Co. Ltd.	8,400	45,691
	Wavelock Holdings Co. Ltd.	5,600	29,289
	WDB Holdings Co. Ltd.	4,700	98,760
	Wealth Management, Inc./ Tokyo.	1,900	31,460
	Weathernews, Inc.	2,800	146,014
	Welbe, Inc.	4,000	29,939
	Welcia Holdings Co. Ltd.	11,800	241,889
	Wellnet Corp.	11,500	42,549
#	West Holdings Corp.	11,581	456,809
#	Will Group, Inc.	5,300	45,738
	WIN-Partners Co. Ltd.	6,800	52,080
#	Wood One Co. Ltd.	6,600	69,943
#	Workman Co. Ltd.	2,800	95,607
	World Co. Ltd.	20,500	204,538
	World Holdings Co. Ltd.	9,600	180,761
	Wow World, Inc.	2,200	18,821
	Wowow, Inc.	6,300	74,693

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Xebio Holdings Co. Ltd.	27,600	$194,940
	YAC Holdings Co. Ltd.	6,500	75,832
#	Yachiyo Industry Co. Ltd.	13,800	69,953
	Yahagi Construction Co. Ltd.	24,500	151,119
	Yaizu Suisankagaku Industry Co. Ltd.	5,200	35,940
	Yakult Honsha Co. Ltd.	5,700	295,149
	YAKUODO Holdings Co. Ltd.	12,600	174,745
	YAMABIKO Corp.	41,800	453,832
#*	Yamada Holdings Co. Ltd.	469,988	1,403,422
	Yamae Group Holdings Co. Ltd.	6,100	47,961
	Yamagata Bank Ltd. (The)	24,499	163,180
	Yamaguchi Financial Group, Inc.	199,300	1,092,796
	Yamaha Corp.	6,100	233,063
	Yamaha Motor Co. Ltd.	127,400	2,630,260
	Yamaichi Electronics Co. Ltd.	23,500	297,722
#	YA-MAN Ltd.	30,200	287,848
	Yamanashi Chuo Bank Ltd. (The)	23,900	180,960
	Yamatane Corp.	9,400	120,406
#	Yamato Corp.	16,500	92,958
	Yamato Holdings Co. Ltd.	46,000	860,752
	Yamato Kogyo Co. Ltd.	35,900	1,158,608
#	Yamaya Corp.	4,200	80,609
	Yamazaki Baking Co. Ltd.	67,700	836,917
#	Yamazen Corp.	50,900	375,911
	Yaoko Co. Ltd.	8,900	470,834
	Yashima Denki Co. Ltd.	11,200	81,125
	Yaskawa Electric Corp.	11,700	397,279
#	Yasuda Logistics Corp.	13,600	102,097
	Yasunaga Corp.	6,200	33,372
	YE DIGITAL Corp.	7,100	22,258
	Yellow Hat Ltd.	31,600	394,748
	Yodogawa Steel Works Ltd.	21,500	406,964
	Yokogawa Bridge Holdings Corp.	24,800	363,704
	Yokogawa Electric Corp.	28,200	449,578
	Yokohama Rubber Co. Ltd. (The)	110,399	1,478,087
	Yokorei Co. Ltd.	50,700	338,858
	Yokowo Co. Ltd.	17,900	351,266
	Yomeishu Seizo Co. Ltd.	7,600	101,161
#	Yondenko Corp.	8,000	107,838
	Yondoshi Holdings, Inc.	13,800	179,241
	Yonex Co. Ltd.	8,400	54,724
	Yorozu Corp.	21,500	128,034
*	Yoshimura Food Holdings KK	4,900	20,190
	Yoshinoya Holdings Co. Ltd.	25,000	454,838
	Yotai Refractories Co. Ltd.	12,200	126,889
*	Yuasa Funashoku Co. Ltd.	1,500	29,957
	Yuasa Trading Co. Ltd.	17,800	397,145
	Yuken Kogyo Co. Ltd.	2,300	29,781
	Yukiguni Maitake Co. Ltd.	10,500	84,719
	Yurtec Corp.	32,100	169,550
	Yushin Precision Equipment Co. Ltd.	16,200	78,376
	Yushiro Chemical Industry Co. Ltd.	7,600	60,537
	Yutaka Giken Co. Ltd.	1,200	16,389
	Z Holdings Corp.	88,800	348,614
	Zaoh Co. Ltd.	3,100	47,388
	Zenitaka Corp.	2,200	63,556
	Zenkoku Hosho Co. Ltd.	19,700	691,394
	Zenrin Co. Ltd.	23,800	173,099
	Zensho Holdings Co. Ltd.	14,850	350,195

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	104,800	$1,115,989
	ZERIA Pharmaceutical Co. Ltd.	11,100	169,840
	ZIGExN Co. Ltd.	40,700	95,974
	ZOZO, Inc.	14,100	295,219
	Zuiko Corp.	10,200	61,210

TOTAL JAPAN.			742,459,782

NETHERLANDS — (3.2%)
	Aalberts NV	80,327	3,903,272
Ω	ABN AMRO Bank NV	161,364	2,005,942
*	Accell Group NV	24,245	1,464,616
	Aegon NV	1,281,817	6,645,810
	Aegon NV	34,041	174,969
*	AFC Ajax NV	70	954
#	Akzo Nobel NV	13,856	1,201,998
*Ω	Alfen Beheer BV	8,585	772,079
	AMG Advanced Metallurgical Group NV	19,117	747,512
*	Amsterdam Commodities NV	16,646	444,523
	APERAM SA	41,854	1,615,459
	Arcadis NV	54,043	2,254,875
	ArcelorMittal SA	227,139	6,641,561
	ASM International NV	4,555	1,368,742
	ASML Holding NV	695	394,439
	ASML Holding NV	8,831	4,978,467
	ASR Nederland NV	149,446	6,792,123
*	Avantium NV	8,230	29,750
Ω	B&S Group Sarl	27,789	204,582
*Ω	Basic-Fit NV	20,106	842,385
#	BE Semiconductor Industries NV	21,848	1,331,824
	Boskalis Westminster	84,447	2,932,869
	Brunel International NV	24,707	287,083
	Coca-Cola Europacific Partners PLC	21,542	1,097,149
	Corbion NV	34,770	1,205,485
#Ω	Flow Traders	44,869	1,464,785
#	ForFarmers NV	35,387	108,564
*	Fugro NV	65,977	808,241
	Heijmans NV	33,598	461,440
#	Heineken NV	16,440	1,604,724
*	Hunter Douglas NV	2,060	376,704
	IMCD NV	22,471	3,577,887
#	ING Groep NV, Sponsored ADR	33,099	309,145
#	ING Groep NV	341,104	3,231,691
*Ω	Intertrust NV	82,149	1,695,157
	JDE Peet’s NV	17,987	529,161
	Kendrion NV	15,329	291,810
	Koninklijke Ahold Delhaize NV, Sponsored ADR	6,805	200,060
	Koninklijke Ahold Delhaize NV	350,033	10,324,561
*	Koninklijke BAM Groep NV	262,891	727,640
	Koninklijke DSM NV	10,591	1,780,449
	Koninklijke KPN NV.	887,434	3,062,173
	Koninklijke Philips NV	14,190	370,801
	Koninklijke Philips NV	91,290	2,353,453
	Koninklijke Vopak NV	61,770	1,660,979
*Ω	Lucas Bols NV	4,760	52,560
	Nedap NV	3,579	237,827
	NN Group NV	101,484	4,970,847
*	OCI NV	36,182	1,371,027
	Ordina NV	115,800	529,667
#	PostNL NV	282,042	924,184

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Prosus NV	23,019	$1,110,176
	Randstad NV	69,091	3,653,472
	SBM Offshore NV	162,450	2,354,086
Ω	Signify NV	114,411	4,840,453
*	Sligro Food Group NV	24,944	585,466
#*††^	SNS NV	28,066	0
	TKH Group NV	37,823	1,854,848
#*	TomTom NV	82,767	714,582
#	Universal Music Group NV	11,832	274,578
	Van Lanschot Kempen NV	23,095	601,429
	Wolters Kluwer NV	41,741	4,215,121

TOTAL NETHERLANDS			112,568,216

NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd. (The)	96,133	304,616
#*	Air New Zealand Ltd.	1,494,936	848,427
	Arvida Group Ltd.	348,770	368,298
*	Auckland International Airport Ltd.	125,345	629,611
*	Channel Infrastructure NZ Ltd.	154,623	107,817
	Chorus Ltd.	315,032	1,494,587
	Chorus Ltd., ADR	462	10,728
#	Comvita Ltd.	15,006	32,011
	EBOS Group Ltd.	22,386	610,585
	Fletcher Building Ltd.	336,090	1,338,678
#	Fonterra Co-operative Group Ltd.	18,144	33,269
	Freightways Ltd.	89,767	709,543
	Genesis Energy Ltd.	56,893	105,068
*	Gentrack Group Ltd.	19,890	21,458
	Hallenstein Glasson Holdings Ltd.	26,425	102,504
	Heartland Group Holdings Ltd.	566,920	836,933
	Infratil Ltd.	72,607	392,923
#	Investore Property Ltd.	51,879	55,683
	KMD Brands Ltd.	593,916	526,322
	Mainfreight Ltd.	11,371	595,196
	Napier Port Holdings Ltd.	31,850	59,539
#	NZME Ltd.	54,625	50,575
#	NZX Ltd.	187,684	153,558
	Oceania Healthcare Ltd.	532,787	353,581
#*	Pacific Edge Ltd.	94,055	54,353
	PGG Wrightson Ltd.	5,415	14,061
	Port of Tauranga Ltd.	16,247	67,756
*	Pushpay Holdings Ltd.	167,409	141,196
*	Rakon Ltd.	70,895	76,570
	Restaurant Brands New Zealand Ltd.	16,705	138,699
#	Ryman Healthcare Ltd.	15,116	89,461
#*	Sanford Ltd.	53,079	154,474
	Scales Corp. Ltd.	97,896	305,427
*	Serko Ltd.	6,303	20,686
	Skellerup Holdings Ltd.	75,050	276,586
*	SKY Network Television Ltd.	130,856	225,739
	SKYCITY Entertainment Group Ltd.	547,295	1,022,428
	Spark New Zealand Ltd.	71,545	226,275
	Steel & Tube Holdings Ltd.	101,052	100,135
	Summerset Group Holdings Ltd.	91,540	689,476
*	Synlait Milk Ltd.	38,355	87,440
*	Tourism Holdings Ltd.	98,466	190,430
	TOWER Ltd.	130,375	58,821
	Trustpower Ltd.	8,621	37,502
#	Turners Automotive Group Ltd.	20,348	52,915

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Vector Ltd.	33,846	$96,185
*	Vista Group International Ltd.	119,972	144,067
	Warehouse Group Ltd.	89,569	199,842
	Z Energy Ltd.	355,741	868,139

TOTAL NEW ZEALAND			15,080,173

NORWAY — (0.9%)
	2020 Bulkers Ltd.	6,837	87,246
	ABG Sundal Collier Holding ASA	325,871	247,661
*	Adevinta ASA	8,638	66,732
	AF Gruppen ASA	7,627	153,911
*	Akastor ASA	111,833	97,075
#	Aker ASA, Class A	710	57,873
#	Aker BP ASA	9,134	327,261
	Aker Solutions ASA	186,651	644,944
	American Shipping Co. ASA	50,675	175,090
*	Archer Ltd.	112,942	35,191
*	ArcticZymes Technologies ASA	9,571	87,593
	Atea ASA	41,500	494,502
#*	Atlantic Sapphire ASA	22,525	62,704
	Austevoll Seafood ASA	29,436	466,710
Ω	Avance Gas Holding Ltd.	9,467	40,059
#*	Axactor SE	123,055	79,923
	B2Holding ASA	181,255	171,313
	Bakkafrost P/F	3,590	246,482
	Belships ASA	68,728	145,410
#*	Bergenbio ASA	17,685	33,673
	Bonheur ASA	19,973	742,725
*	Borr Drilling Ltd.	44,206	171,211
	Borregaard ASA	21,336	406,981
	Bouvet ASA	27,386	201,441
#*	BW Energy Ltd.	71,382	207,775
Ω	BW LPG Ltd.	97,983	616,144
	BW Offshore Ltd.	105,723	304,062
*	Carasent ASA	3,306	7,206
*Ω	Crayon Group Holding ASA	15,960	234,762
#	DNB Bank ASA	108,244	2,097,478
	DNO ASA	530,277	803,870
Ω	Elkem ASA	187,646	779,280
Ω	Elmera Group ASA	35,142	79,304
*	Ensurge Micropower ASA	50,117	17,482
	Equinor ASA	81,218	2,745,133
Ω	Europris ASA	99,014	503,117
	FLEX LNG Ltd.	39,625	1,116,220
#*	Frontline Ltd.	86,710	718,142
*	Gaming Innovation Group, Inc.	31,975	60,225
	Gjensidige Forsikring ASA	1,927	41,198
*	Golar LNG Ltd.	3,400	75,888
	Golden Ocean Group Ltd.	105,212	1,309,798
*	Grieg Seafood ASA	29,186	434,812
*	Hafnia Ltd.	49,473	145,471
*	Hexagon Composites ASA	78,205	309,123
	Hunter Group ASA	210,534	68,866
*	IDEX Biometrics ASA	68,923	10,601
Ω	Kid ASA	18,511	208,223
	Kitron ASA	53,901	105,160
Ω	Klaveness Combination Carriers ASA	3,342	20,056
	Komplett Bank ASA	101,556	77,687
#*	Kongsberg Automotive ASA	394,622	103,336

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Kongsberg Gruppen ASA	16,666	$715,848
	Leroy Seafood Group ASA	27,647	259,475
	Medistim ASA	2,484	67,110
	Mowi ASA	9,964	281,465
	MPC Container Ships ASA	135,609	403,638
Ω	Multiconsult ASA	2,733	42,574
*	Nekkar ASA	25,072	20,985
#*	NEL ASA	132,327	188,046
#*	Nordic Nanovector ASA	11,016	16,714
*	Nordic Semiconductor ASA	9,421	187,301
	Norsk Hydro ASA	105,351	884,687
*Ω	Norske Skog ASA	33,988	186,282
#	Norway Royal Salmon ASA	5,466	143,354
#*	Norwegian Energy Co. ASA	8,309	308,712
*	NRC Group ASA	5,207	10,384
#*	Odfjell Drilling Ltd	113,637	291,473
*	Odfjell SE, Class A	11,269	55,170
*	Odfjell Technology Ltd.	18,939	45,656
*	OKEA ASA	23,973	90,203
Ω	Okeanis Eco Tankers Corp.	6,326	63,910
	Olav Thon Eiendomsselskap ASA	498	10,064
	Orkla ASA	38,360	311,278
*	Otello Corp. ASA	7,924	22,778
	Pareto Bank ASA	28,337	164,246
#*	PGS ASA	399,196	152,376
*	PhotoCure ASA	5,259	64,975
	Protector Forsikring ASA	42,423	481,746
*	Q-Free ASA	37,365	29,427
*	REC Silicon ASA	71,698	123,382
	Salmar ASA	1,547	126,591
*	SATS ASA	20,346	38,192
Ω	Scatec ASA	18,645	225,355
#	Schibsted ASA, Class A	10,005	208,493
	Schibsted ASA, Class B	10,404	199,989
#	Selvaag Bolig ASA	38,194	180,440
*Ω	Shelf Drilling Ltd.	82,752	115,746
*	Solstad Offshore ASA	49,454	77,122
	SpareBank 1 Helgeland	1,689	23,010
	Sparebank 1 Oestlandet	7,985	116,846
	SpareBank 1 Sorost-Norge	19,867	123,095
	SpareBank 1 SR-Bank ASA	32,700	416,393
	Sparebanken More	9,915	84,570
	Stolt-Nielsen Ltd.	26,310	475,255
	Storebrand ASA	159,246	1,383,241
#	Subsea 7 SA	139,295	1,141,703
	Telenor ASA	10,793	152,219
	TGS ASA	94,847	1,463,182
	Tomra Systems ASA	7,734	304,143
	Treasure ASA	54,160	93,996
*	Ultimovacs ASA	3,162	25,582
	Veidekke ASA	52,407	678,599
*	Volue ASA	9,430	40,216
	Wallenius Wilhelmsen ASA	42,394	266,098
	Wilh Wilhelmsen Holding ASA, Class A	10,229	249,826
#Ω	XXL ASA	79,028	82,666
#	Yara International ASA	14,173	720,672

TOTAL NORWAY			33,080,629

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.3%)
	Altri SGPS SA	61,723	$409,638
#*	Banco Comercial Portugues SA, Class R	7,742,386	1,196,890
*††^	Banco Espirito Santo SA	712,067	0
	Corticeira Amorim SGPS SA	8,782	90,850
#	CTT-Correios de Portugal SA	93,324	421,828
#	EDP Renovaveis SA	40,852	966,851
	Galp Energia SGPS SA	278,932	3,395,060
*	Greenvolt-Energias Renovaveis SA	1,299	9,693
*	Ibersol SGPS SA	12,755	74,952
	Jeronimo Martins SGPS SA	23,185	482,634
*	Mota-Engil SGPS SA	64,984	87,078
	Navigator Co. SA	253,850	1,041,346
	NOS SGPS SA	235,724	996,830
*	Novabase SGPS SA	3,851	20,726
#*	Pharol SGPS SA	245,241	20,353
	REN—Redes Energeticas Nacionais SGPS SA	92,454	281,811
	Sonae SGPS SA	907,317	979,529

TOTAL PORTUGAL			10,476,069

SINGAPORE — (0.9%)
	AEM Holdings Ltd.	135,900	465,398
*	Amara Holdings Ltd.	90,000	23,790
	Ascendas India Trust	234,200	211,601
	Avarga Ltd.	188,200	32,863
*	Banyan Tree Holdings Ltd.	176,900	36,794
	Bonvests Holdings Ltd.	30,000	20,170
	Boustead Projects Ltd.	26,174	17,902
	Boustead Singapore Ltd.	181,732	125,275
	BRC Asia Ltd.	17,400	20,701
	Bukit Sembawang Estates Ltd.	128,900	468,376
	Bund Center Investment Ltd.	22,000	8,461
*	Capitaland Investment Ltd.	59,501	180,419
*	Centurion Corp. Ltd.	103,500	27,684
	China Aviation Oil Singapore Corp. Ltd.	289,100	185,867
	China Sunsine Chemical Holdings Ltd.	461,700	154,836
	Chip Eng Seng Corp. Ltd.	367,100	121,518
	City Developments Ltd.	137,600	843,641
	Civmec Ltd.	140,800	65,866
	ComfortDelGro Corp. Ltd.	385,100	406,798
*	COSCO Shipping International Singapore Co. Ltd.	778,800	137,737
	CSE Global Ltd.	298,700	103,235
	Dairy Farm International Holdings Ltd.	37,000	99,931
	DBS Group Holdings Ltd.	36,098	875,760
	Del Monte Pacific Ltd.	590,559	161,587
	Delfi Ltd.	144,900	79,983
*††^	Ezion Holdings Ltd.	70,344	412
#*††^	Ezra Holdings Ltd.	730,927	1,089
	Far East Orchard Ltd.	133,284	107,568
	First Resources Ltd.	279,700	426,596
	Food Empire Holdings Ltd.	115,500	44,523
	Frasers Property Ltd.	193,800	152,225
	Frencken Group Ltd.	276,400	280,388
	Fu Yu Corp. Ltd.	518,400	103,150
*	Gallant Venture Ltd.	254,500	23,492
	Genting Singapore Ltd.	272,500	158,211
	Geo Energy Resources Ltd.	373,800	130,863
	Golden Agri-Resources Ltd.	5,570,100	1,301,376
*	Golden Energy & Resources Ltd.	121,600	58,983
#	Great Eastern Holdings Ltd.	9,900	145,629

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	GuocoLand Ltd.	173,633	$204,769
*	Halcyon Agri Corp. Ltd.	145,408	25,156
	Hanwell Holdings Ltd.	226,500	65,454
	Haw Par Corp. Ltd.	76,700	645,555
	Hiap Hoe Ltd.	39,000	21,164
#	Ho Bee Land Ltd.	180,200	393,758
#	Hong Fok Corp. Ltd.	353,680	228,436
#	Hong Leong Asia Ltd.	280,900	158,169
#	Hong Leong Finance Ltd.	101,500	188,694
	Hongkong Land Holdings Ltd.	169,600	791,177
	Hotel Grand Central Ltd.	68,447	49,793
#	Hour Glass Ltd.	179,100	318,888
	Hutchison Port Holdings Trust	4,457,300	1,062,424
	Hwa Hong Corp. Ltd.	21,000	4,677
*††^	Hyflux Ltd.	455,600	14,095
#	iFAST Corp. Ltd.	70,800	254,236
*	Indofood Agri Resources Ltd.	512,100	134,104
	InnoTek Ltd.	93,900	39,461
#	Japfa Ltd.	601,540	261,164
	Jardine Cycle & Carriage Ltd.	47,544	990,931
*††^	K1 Ventures Ltd.	113,100	0
	Keppel Corp. Ltd.	224,100	1,105,216
	Keppel Infrastructure Trust	552,199	220,488
	KSH Holdings Ltd.	112,625	28,855
	Low Keng Huat Singapore Ltd.	98,100	33,306
*	Mandarin Oriental International Ltd.	79,000	162,205
	Metro Holdings Ltd.	401,100	223,307
	Micro-Mechanics Holdings Ltd.	5,500	12,567
#*††^	Midas Holdings Ltd.	1,120,000	29,155
*	mm2 Asia Ltd.	250,000	11,623
	Nanofilm Technologies International Ltd.	19,500	37,636
	NetLink NBN Trust	339,900	245,193
	NSL Ltd.	11,500	7,606
*	Oceanus Group Ltd.	2,520,200	34,551
	Olam Group Ltd.	174,435	213,164
	OUE Ltd.	245,700	241,255
	Oversea-Chinese Banking Corp. Ltd.	151,546	1,345,514
	Oxley Holdings Ltd.	735,946	96,750
	Pacific Century Regional Developments Ltd.	79,400	25,467
	Pan-United Corp. Ltd.	58,750	17,639
	Propnex Ltd.	36,000	46,859
	Q&M Dental Group Singapore Ltd.	134,040	49,286
	QAF Ltd.	135,353	86,000
*	Raffles Education Corp. Ltd.	281,846	13,550
	Raffles Medical Group Ltd.	321,998	278,056
*	SATS Ltd.	20,880	68,175
	Sembcorp Industries Ltd.	578,400	1,224,939
*	Sembcorp Marine Ltd.	7,535,200	590,834
	Sheng Siong Group Ltd.	408,200	450,729
*	SHS Holdings Ltd.	141,000	15,620
*	SIA Engineering Co. Ltd.	46,300	88,919
	SIIC Environment Holdings Ltd.	1,140,660	181,490
	Silverlake Axis Ltd.	275,700	64,136
	Sinarmas Land Ltd.	694,700	109,889
	Sing Holdings Ltd.	86,800	23,793
	Sing Investments & Finance Ltd.	13,500	14,584
*	Singapore Airlines Ltd.	195,050	768,821
	Singapore Exchange Ltd.	61,300	431,328
	Singapore Land Group Ltd.	91,984	170,948

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Post Ltd.	1,038,100	$533,091
	Singapore Technologies Engineering Ltd.	82,600	243,266
	Singapore Telecommunications Ltd.	89,900	179,331
#	Sinostar PEC Holdings Ltd.	133,500	24,532
	SPH REIT	601,280	423,911
	Stamford Land Corp. Ltd.	523,830	150,842
	StarHub Ltd.	241,400	218,958
	Straits Trading Co. Ltd.	102,400	245,073
#*††^	Swiber Holdings Ltd.	189,500	2,795
	Thomson Medical Group Ltd.	677,500	39,420
	Tiong Woon Corp. Holding Ltd.	68,000	26,419
#	Tuan Sing Holdings Ltd.	550,091	160,973
	UMS Holdings Ltd.	278,327	236,990
	United Overseas Bank Ltd.	57,982	1,241,177
	UOB-Kay Hian Holdings Ltd.	234,635	276,398
	UOL Group Ltd.	149,487	785,484
#	Valuetronics Holdings Ltd.	310,500	118,485
	Venture Corp. Ltd.	43,000	527,865
	Wee Hur Holdings Ltd.	112,000	16,884
	Wilmar International Ltd.	130,600	416,313
#	Wing Tai Holdings Ltd.	479,068	601,281
	Yangzijiang Financial Holding Pte. Ltd.	982,200	387,070
	Yangzijiang Shipbuilding Holdings Ltd.	982,200	640,810
	Yeo Hiap Seng Ltd.	10,387	6,617

TOTAL SINGAPORE			29,936,241

SPAIN — (2.0%)
#	Acciona SA	12,971	2,539,040
	Acerinox SA	119,948	1,262,960
	ACS Actividades de Construccion y Servicios SA	39,495	1,011,280
Ω	Aedas Homes SA	9,287	217,248
*Ω	Aena SME SA	2,293	325,399
	Airtificial Intelligence Structures SA	253,298	22,089
	Alantra Partners SA	1,451	23,854
	Almirall SA	31,415	408,120
*	Amadeus IT Group SA	13,308	833,918
*	Amper SA	490,630	133,828
	Applus Services SA	117,624	917,577
	Atresmedia Corp. de Medios de Comunicacion SA	72,781	278,412
	Banco Bilbao Vizcaya Argentaria SA	461,844	2,423,411
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	282,240	1,464,826
	Banco de Sabadell SA	4,141,513	3,214,121
#	Banco Santander SA	1,654,793	4,835,882
#	Banco Santander SA, Sponsored ADR	76,315	219,787
	Bankinter SA	382,403	2,250,394
#	CaixaBank SA	1,542,516	4,979,079
#*††^	Caja de Ahorros del Mediterraneo	8,736	0
Ω	Cellnex Telecom SA	9,412	438,696
#	Cia de Distribucion Integral Logista Holdings SA	34,685	639,086
#	CIE Automotive SA	37,064	808,063
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	537,564
#*	Deoleo SA	100,407	36,262
*	Distribuidora Internacional de Alimentacion SA	4,647,921	63,645
	Ebro Foods SA	50,037	899,653
*	eDreams ODIGEO SA	37,385	300,504
	Elecnor SA	21,392	252,355
	Enagas SA	198,813	4,298,870
*	Ence Energia y Celulosa SA	107,249	401,750
	Endesa SA	32,894	689,374

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Ercros SA	80,582	$276,327
	Faes Farma SA	296,337	1,243,414
	Ferrovial SA	36,443	934,557
	Fluidra SA	17,907	484,638
	Fomento de Construcciones y Contratas SA	43,560	497,619
Ω	Gestamp Automocion SA	137,031	447,609
Ω	Global Dominion Access SA	67,965	281,020
#	Grifols SA	50,315	842,713
	Grupo Catalana Occidente SA	24,328	700,762
	Grupo Empresarial San Jose SA	8,089	34,379
*	Grupo Ezentis SA	71,326	11,232
	Iberdrola SA	360,239	4,139,435
	Iberpapel Gestion SA	3,316	55,479
*	Indra Sistemas SA	110,672	1,127,810
	Industria de Diseno Textil SA	27,443	575,405
#	Laboratorio Reig Jofre SA	5,567	16,907
	Laboratorios Farmaceuticos Rovi SA	8,680	592,681
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	505,003
#	Mapfre SA	773,542	1,411,604
*	Mediaset Espana Comunicacion SA	163,513	731,716
*	Melia Hotels International SA	58,094	480,456
#Ω	Metrovacesa SA	17,684	141,209
	Miquel y Costas & Miquel SA	22,403	296,698
Ω	Neinor Homes SA	27,259	308,820
*	Obrascon Huarte Lain SA	240,349	207,060
	Pharma Mar SA	997	76,313
*	Promotora de Informaciones SA, Class A	93,235	61,915
#Ω	Prosegur Cash SA	150,442	111,557
#	Prosegur Cia de Seguridad SA	181,048	374,705
*	Realia Business SA	69,253	64,541
	Red Electrica Corp. SA	38,398	773,115
	Repsol SA, Sponsored ADR	2,816	41,874
	Repsol SA	415,110	6,192,560
	Sacyr SA	343,964	926,506
*	Solaria Energia y Medio Ambiente SA	31,065	689,352
Ω	Talgo SA	35,381	142,945
	Talgo SA	693	2,829
#*	Tecnicas Reunidas SA	19,508	161,548
#	Telefonica SA, Sponsored ADR	113,646	543,228
	Telefonica SA	948,893	4,616,026
#*	Tubacex SA	100,107	218,244
Ω	Unicaja Banco SA	1,043,647	983,105
	Vidrala SA	10,212	731,727
	Viscofan SA	28,060	1,549,033
*	Vocento SA	22,927	23,447

TOTAL SPAIN			71,356,170

SWEDEN — (2.9%)
	AAK AB	12,309	213,570
Ω	AcadeMedia AB	99,418	561,229
#	AddLife AB, Class B	23,055	509,401
	AddNode Group AB	9,944	420,368
	AddTech AB, Class B	31,649	558,300
#	AFRY AB	52,823	875,681
#	Alfa Laval AB	10,722	298,460
Ω	Alimak Group AB	31,764	335,195
	Alligo AB, Class B	21,198	242,787
Ω	Ambea AB	59,482	301,915
*	Annehem Fastigheter AB, Class B	23,093	62,929

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	AQ Group AB	4,584	$130,756
*	Arise AB	22,692	127,862
	Arjo AB, Class B	107,752	808,879
	Assa Abloy AB, Class B	26,509	669,939
*Ω	Attendo AB	99,827	269,959
	Avanza Bank Holding AB	22,991	582,172
#	Axfood AB	15,489	458,349
*	Balco Group AB	4,759	49,824
	Beijer Alma AB	23,618	491,301
*	Beijer Electronics Group AB	17,085	112,866
#	Beijer Ref AB, Class B	30,297	493,356
	Bergman & Beving AB	20,380	261,441
	Bergs Timber AB, Class B	2,388	1,493
	Betsson AB, Class B	134,138	824,000
#*	Better Collective AS	22,062	340,048
	Bilia AB, Class A	81,311	1,127,613
	BillerudKorsnas AB	170,727	2,634,536
	BioGaia AB, Class B	8,610	541,376
	Biotage AB	19,899	412,208
	Bjorn Borg AB	20,155	93,498
#	Boliden AB	42,073	1,824,335
	Bonava AB, Class B	65,816	319,505
#*Ω	Boozt AB	15,697	164,826
	Boule Diagnostics AB	9,947	41,607
Ω	Bravida Holding AB	80,604	826,321
	Bufab AB	21,549	714,895
#	Bulten AB	14,852	103,941
	Bure Equity AB	62,993	1,485,474
	Byggmax Group AB	90,699	697,538
#*	Calliditas Therapeutics AB, Class B	19,931	150,373
*	Cantargia AB	41,204	56,765
*	Careium AB	18,675	27,328
	Catella AB	27,843	109,046
	Catena AB	5,215	272,249
#*	Catena Media PLC	57,363	241,431
*	Cavotec SA	14,187	19,996
	Cellavision AB	4,277	134,287
	Clas Ohlson AB, Class B	44,562	505,912
	Cloetta AB, Class B	250,153	632,145
*	Collector AB	48,614	212,079
	Concentric AB	30,097	587,812
Ω	Coor Service Management Holding AB	84,159	763,022
	Corem Property Group AB, Class B	61,043	129,248
	Dios Fastigheter AB	9,684	86,467
#Ω	Dometic Group AB	144,489	1,237,415
*	Doro AB	21,832	48,427
*	Duni AB	32,819	300,338
#Ω	Dustin Group AB	78,892	566,863
	Eastnine AB	14,309	140,580
	Elanders AB, Class B	13,762	207,868
#	Electrolux AB, Class B	43,519	663,682
	Electrolux Professional AB, Class B	62,018	347,622
#	Elekta AB, Class B	80,489	542,115
*Ω	Eltel AB	39,179	46,079
*	Enea AB	16,176	192,256
#	Eolus Vind AB, Class B	4,255	45,009
	Epiroc AB, Class A	3,499	70,935
	Essity AB, Class A	1,404	37,327
#	Essity AB, Class B	29,281	772,169

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Evolution AB	1,970	$202,119
	Fagerhult AB	37,705	189,238
	FastPartner AB, Class A	7,206	60,504
	FastPartner AB, Class D	225	1,878
	Fenix Outdoor International AG	1,365	121,698
#*	Fingerprint Cards AB, Class B	137,190	158,009
	G5 Entertainment AB	2,574	48,601
	GARO AB	15,546	232,671
	Getinge AB, Class B	25,118	726,608
*	GHP Specialty Care AB	21,244	75,646
	Granges AB	108,665	892,452
*Ω	Green Landscaping Group AB	1,084	8,989
#	H & M Hennes & Mauritz AB, Class B	25,878	325,780
*	Haldex AB	44,109	181,259
	Hanza Holding AB	14,692	60,592
#	Heba Fastighets AB, Class B	2,700	34,657
	Hexagon AB, Class B	28,255	364,572
#	Hexatronic Group AB	14,776	625,145
	Hexpol AB	109,640	941,387
	HMS Networks AB	10,190	417,075
*Ω	Hoist Finance AB	69,967	215,578
	Holmen AB, Class B	16,752	968,245
	Hufvudstaden AB, Class A	6,147	79,648
*	Humana AB	34,312	180,100
	Husqvarna AB, Class A	5,896	56,949
	Husqvarna AB, Class B	70,333	672,321
	Indutrade AB	33,097	780,686
#	Instalco AB	74,984	462,792
*	International Petroleum Corp.	157,543	1,510,891
#	Intrum AB	39,889	964,239
#	INVISIO AB	5,605	99,344
	Inwido AB	92,865	1,282,081
*	ITAB Shop Concept AB	3,909	4,402
	JM AB	43,406	1,002,466
	Kabe Group AB, Class B	966	23,183
	Karnov Group AB	37,544	254,004
#*	Karo Pharma AB	8,596	49,394
*	K-fast Holding AB	11,965	54,815
	Kindred Group PLC	106,544	934,113
	KNOW IT AB	20,767	639,607
	Lagercrantz Group AB, Class B	101,248	1,030,686
Ω	LeoVegas AB	73,877	316,841
	Lifco AB, Class B	26,604	558,036
	Lime Technologies AB	2,574	72,395
	Lindab International AB	70,649	1,647,800
	Loomis AB	68,034	1,695,117
	Lundin Energy AB	7,830	323,738
*	Medcap AB	1,778	26,295
	Medicover AB, Class B	9,914	164,156
*	Mekonomen AB	47,993	553,102
#	Micro Systemation AB, Class B	8,848	47,641
	Midsona AB, Class B	5,387	13,864
#*	Millicom International Cellular SA	95,110	2,144,231
	MIPS AB	12,974	921,406
*	Modern Times Group MTG AB, Class B	85,462	903,835
*	Momentum Group AB	21,198	161,477
Ω	Munters Group AB	64,871	387,542
	Mycronic AB	35,726	624,761
	NCAB Group AB	30,381	191,038

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	NCC AB, Class B	74,066	$917,699
	Nederman Holding AB	3,769	63,417
*	Nelly Group AB	7,354	14,025
*	Net Insight AB, Class B	344,039	140,668
	New Wave Group AB, Class B	47,435	828,240
	Nibe Industrier AB, Class B	9,620	94,318
	Nilorngruppen AB, Class B	4,923	57,834
	Nobia AB	127,874	501,840
	Nolato AB, Class B	72,214	499,820
*	Nordic Entertainment Group AB, Class B	18,560	609,491
	Nordic Waterproofing Holding AB	19,003	348,105
*	Note AB	12,065	249,954
	NP3 Fastigheter AB	4,103	114,023
	Nyfosa AB	37,694	415,449
	OEM International AB, Class B	17,666	272,850
*	Orexo AB	6,724	12,220
*	Ovzon AB	20,670	102,460
*	Pandox AB	59,206	824,884
	Peab AB, Class B	147,021	1,404,563
	Platzer Fastigheter Holding AB, Class B	16,219	164,732
	Prevas AB, Class B	5,252	67,427
	Pricer AB, Class B	107,548	170,977
	Proact IT Group AB	21,402	155,724
	Profilgruppen AB, Class B	1,962	34,760
	Ratos AB, Class B	233,127	1,189,426
*	RaySearch Laboratories AB	22,896	100,464
#	Rejlers AB	1,000	15,389
Ω	Resurs Holding AB	132,449	385,253
	Rottneros AB	66,194	89,599
	Saab AB, Class B	44,120	1,866,228
	Sagax AB, Class B	6,790	173,447
#	Samhallsbyggnadsbolaget i Norden AB	116,878	367,135
#	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	35,803
	Sandvik AB	32,924	623,196
#	Scandi Standard AB	48,812	191,912
*Ω	Scandic Hotels Group AB	100,921	388,393
#*	Sdiptech AB, Class B	3,587	125,622
	Sectra AB, Class B	29,579	373,149
#	Securitas AB, Class B	154,692	1,826,417
	Semcon AB	12,800	162,406
*	Sensys Gatso Group AB	659,140	64,141
#*Ω	Sinch AB	5,601	24,753
	Sintercast AB	1,949	25,669
	Skandinaviska Enskilda Banken AB, Class A	163,787	1,836,723
	Skanska AB, Class B	94,399	1,803,228
#	SKF AB, Class A	9,378	184,061
	SKF AB, Class B	185,620	3,031,672
	SkiStar AB	15,425	300,273
	Softronic AB, Class B	14,044	41,241
*	Solid Forsakring AB	13,245	64,306
	SSAB AB,Class A	127,083	807,579
	SSAB AB,Class B	260,031	1,529,514
*	Stillfront Group AB	58,974	119,104
*	Svedbergs i Dalstorp AB, Class B	10,993	56,057
	Svenska Cellulosa AB SCA, Class A	4,829	94,808
	Svenska Cellulosa AB SCA, Class B	108,105	2,092,134
	Svenska Handelsbanken AB, Class A	156,981	1,583,360
#	Svenska Handelsbanken AB, Class B	4,398	49,645
	Sweco AB, Class B	28,288	399,240

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Swedbank AB, Class A	91,154	$1,441,987
	Swedish Match AB	69,552	553,966
*	Swedish Orphan Biovitrum AB	25,396	534,251
	Systemair AB	38,880	246,914
#	Tele2 AB, Class B	119,630	1,585,612
	Telefonaktiebolaget LM Ericsson, Class A	5,440	46,018
	Telefonaktiebolaget LM Ericsson, Class B	145,467	1,160,423
	Telia Co. AB	423,345	1,757,142
	Tethys Oil AB	31,470	298,172
	TF Bank AB	3,701	64,987
#Ω	Thule Group AB	25,539	885,874
*	Transtema Group AB	10,172	39,423
	Trelleborg AB, Class B	93,602	2,053,027
	Troax Group AB	16,507	366,614
	VBG Group AB, Class B	5,255	75,145
*	Vicore Pharma Holding AB	27,460	65,786
	Vitec Software Group AB, Class B	7,380	371,891
	Vitrolife AB	7,276	187,088
	Volati AB	12,826	180,139
	Volvo AB, Class A	25,380	417,263
	Volvo AB, Class B	169,843	2,709,578
#	Wallenstam AB, Class B	5,314	58,755
	Wihlborgs Fastigheter AB	7,467	129,460
	XANO Industri AB, Class B	6,364	188,896

TOTAL SWEDEN			103,329,535

SWITZERLAND — (7.1%)
	ABB Ltd.	85,737	2,572,276
#	Adecco Group AG	120,082	4,633,949
#	Alcon, Inc.	91,189	6,499,909
	Allreal Holding AG	16,566	3,124,728
	ALSO Holding AG	7,288	1,648,063
*	ams-OSRAM AG	230,000	2,813,628
*	APG SGA SA	1,299	247,388
#	Arbonia AG	42,331	753,827
*	Aryzta AG	1,025,716	955,074
	Ascom Holding AG	22,571	199,693
	Autoneum Holding AG	3,722	440,271
	Bachem Holding AG, Class B	635	277,081
	Baloise Holding AG	29,876	5,196,660
	Banque Cantonale de Geneve	1,622	275,348
#	Banque Cantonale Vaudoise	26,772	2,262,576
	Barry Callebaut AG	1,266	2,913,768
	Belimo Holding AG	3,885	1,920,050
	Bell Food Group AG	2,481	674,351
	Bellevue Group AG	10,612	407,647
	Berner Kantonalbank AG	5,066	1,166,182
	BKW AG	3,604	438,719
	Bobst Group SA	9,691	817,420
	Bossard Holding AG, Class A	6,265	1,356,262
	Bucher Industries AG	7,145	2,576,021
	Burckhardt Compression Holding AG	2,775	1,415,696
	Burkhalter Holding AG	3,103	244,319
	Bystronic AG	1,460	1,211,646
	Calida Holding AG	4,273	214,920
	Carlo Gavazzi Holding AG	465	140,197
	Cembra Money Bank AG	27,958	2,017,310
#	Chocoladefabriken Lindt & Spruengli AG	7	829,906
#*	Cicor Technologies Ltd.	1,805	95,636

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cie Financiere Richemont SA, Class A	37,519	$4,359,358
	Cie Financiere Tradition SA	1,331	149,664
	Clariant AG	214,149	3,656,231
	Coltene Holding AG	4,044	383,630
	Comet Holding AG	2,037	440,347
#*	COSMO Pharmaceuticals NV	2,669	152,639
#	Credit Suisse Group AG	164,338	1,115,414
#	Credit Suisse Group AG, Sponsored ADR	260,027	1,742,178
	Daetwyler Holding AG	4,358	1,401,248
	DKSH Holding AG	39,733	3,411,671
	dormakaba Holding AG	1,607	745,885
*	Dufry AG	43,619	1,736,129
	EFG International AG	164,502	1,239,977
	Emmi AG	2,226	2,206,333
	EMS-Chemie Holding AG	735	655,711
	Energiedienst Holding AG	3,293	147,302
#*	Evolva Holding SA	335,938	36,289
#*	Feintool International Holding AG	1,967	86,706
*	Flughafen Zurich AG	16,922	2,861,488
	Forbo Holding AG	900	1,317,491
Ω	Galenica AG	48,053	3,538,502
#*	GAM Holding AG	141,610	146,130
	Geberit AG	3,448	1,966,304
	Georg Fischer AG	81,420	4,418,671
	Givaudan SA	789	3,135,898
#	Gurit Holding AG	392	499,730
	Helvetia Holding AG	29,697	3,816,262
	Hiag Immobilien Holding AG	1,074	111,576
#*	HOCHDORF Holding AG	837	34,489
	Holcim Ltd.	114,677	5,616,914
	Huber & Suhner AG	16,084	1,410,617
#*	Implenia AG	16,861	381,250
#*	Ina Invest Holding AG	3,371	67,484
	Inficon Holding AG	1,096	997,879
	Interroll Holding AG	448	1,358,062
	Intershop Holding AG	491	319,730
	Investis Holding SA	1,379	159,257
	Julius Baer Group Ltd.	127,245	6,080,761
*	Jungfraubahn Holding AG	3,414	486,589
	Kardex Holding AG	5,933	1,129,115
	Komax Holding AG	3,885	1,020,505
#	Kudelski SA	29,355	97,783
	Kuehne + Nagel International AG	5,552	1,553,151
#	Landis+Gyr Group AG	23,146	1,291,758
	LEM Holding SA	284	654,246
	Liechtensteinische Landesbank AG	15,182	839,527
#	Logitech International SA	75,083	4,898,008
	Lonza Group AG	1,330	784,213
	Luzerner Kantonalbank AG	3,223	1,375,323
*Ω	Medacta Group SA	2,495	284,246
*Ω	Medartis Holding AG	815	85,809
Ω	Medmix AG	16,925	568,406
	Meier Tobler Group AG	5,366	125,511
	Metall Zug AG, Class B	208	433,474
#*	Meyer Burger Technology AG	395,364	187,338
	Mikron Holding AG	4,766	37,591
	Mobilezone Holding AG	27,329	442,515
	Mobimo Holding AG	8,667	2,478,697
	Nestle SA	126,847	16,375,196

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG, Sponsored ADR	70,669	$6,220,992
	Novartis AG	26,754	2,364,231
	OC Oerlikon Corp. AG	150,757	1,074,996
*	Orascom Development Holding AG	10,410	94,946
	Orell Fuessli AG	184	16,753
	Orior AG	6,068	560,584
	Partners Group Holding AG	1,784	1,890,143
	Peach Property Group AG	554	28,518
	Phoenix Mecano AG	622	248,554
	Plazza AG, Class A	723	261,569
	PSP Swiss Property AG	7,620	960,363
#	Rieter Holding AG	3,078	418,424
	Roche Holding AG	1,832	679,331
	Romande Energie Holding SA	89	107,772
	Schaffner Holding AG	381	122,853
	Schindler Holding AG	2,586	496,445
	Schweiter Technologies AG	1,082	1,089,100
*Ω	Sensirion Holding AG	9,087	1,089,846
	SFS Group AG	17,673	2,213,245
	SGS SA	505	1,297,608
	Siegfried Holding AG	3,536	2,563,386
	SIG Combibloc Group AG	163,553	3,424,061
	Sika AG	8,995	2,747,595
	Softwareone Holding AG	38,379	518,902
	Sonova Holding AG	5,882	2,121,203
	St Galler Kantonalbank AG	2,827	1,363,327
	Straumann Holding AG	5,360	631,899
	Sulzer AG	16,925	1,268,150
#	Swatch Group AG	11,987	3,076,377
	Swatch Group AG	23,497	1,159,205
	Swiss Life Holding AG	11,301	6,607,865
	Swiss Prime Site AG	56,116	5,485,029
#	Swiss Re AG	57,831	4,742,537
*	Swiss Steel Holding AG	392,344	111,332
#	Swisscom AG	15,415	9,114,902
	Swissquote Group Holding SA	10,916	1,774,162
	Tecan Group AG	3,700	1,111,915
	Temenos AG	14,369	1,450,490
	Thurgauer Kantonalbank	690	79,437
#*	Tornos Holding AG	5,138	35,827
	TX Group AG	2,598	367,721
*	u-blox Holding AG	7,016	582,864
*	UBS Group AG	357,301	6,044,316
	Valiant Holding AG	14,037	1,402,124
	Valora Holding AG	4,630	757,040
	Varia U.S. Properties AG	756	41,922
Ω	VAT Group AG	5,791	1,791,223
	Vaudoise Assurances Holding SA	1,091	510,433
	Vetropack Holding AG	10,541	433,689
	Vifor Pharma AG	38,547	6,809,267
*	Von Roll Holding AG	8,846	8,856
	Vontobel Holding AG	44,883	3,282,596
	VP Bank AG, Class A	3,915	391,860
	VZ Holding AG	9,565	711,863
*	V-ZUG Holding AG	1,900	210,774
	Walliser Kantonalbank	1,343	152,639
	Warteck Invest AG	32	78,123
	Ypsomed Holding AG	3,233	462,011
	Zehnder Group AG	10,509	821,755

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Zug Estates Holding AG, Class B	246	$503,183
	Zuger Kantonalbank AG	85	639,541
*	Zur Rose Group AG	456	55,967
	Zurich Insurance Group AG	14,535	6,617,342

TOTAL SWITZERLAND			250,695,712

UNITED KINGDOM — (11.0%)
	3i Group PLC	201,798	3,302,474
	4imprint Group PLC	8,121	275,962
	888 Holdings PLC	181,616	433,668
*	Abcam PLC	8,913	138,330
	Abrdn Plc	1,164,647	2,734,741
*	accesso Technology Group PLC	7,242	66,797
	Admiral Group PLC	25,512	803,049
	Advanced Medical Solutions Group PLC	42,667	148,740
	AG Barr PLC	74,995	545,535
Ω	Airtel Africa PLC	180,865	330,935
	AJ Bell PLC	67,798	210,091
Ω	Alfa Financial Software Holdings PLC	37,111	84,060
	Alliance Pharma PLC	235,230	337,883
#*	Allied Minds PLC	36,703	7,841
	Anglo American PLC	60,227	2,667,512
	Anglo Pacific Group PLC	145,429	330,773
	Anglo-Eastern Plantations PLC	8,268	90,779
	Antofagasta PLC	49,613	949,787
*	AO World PLC	3,473	3,258
	Aptitude Software Group PLC	1,137	4,754
	Argentex Group PLC	35,836	33,376
*	Ascential PLC	144,784	574,032
	Ashmore Group PLC	163,585	452,223
	Ashtead Group PLC	26,877	1,389,735
*	ASOS PLC	13,541	235,782
	Associated British Foods PLC	39,732	795,067
*Ω	Aston Martin Lagonda Global Holdings PLC	7,400	77,529
	AstraZeneca PLC, Sponsored ADR	28,442	1,888,549
Ω	Auto Trader Group PLC	142,369	1,123,599
Ω	Avast PLC	5,659	40,123
	AVEVA Group PLC	4,923	132,311
	Aviva PLC	1,051,807	5,643,076
	Avon Protection PLC	21,764	288,996
	B&M European Value Retail SA	182,522	1,118,328
*	Babcock International Group PLC	494,042	1,886,230
	BAE Systems PLC	224,869	2,077,038
Ω	Bakkavor Group PLC	62,634	83,068
	Balfour Beatty PLC	343,620	1,041,069
	Bank of Georgia Group PLC	39,753	612,489
	Barclays PLC, Sponsored ADR	449,799	3,351,003
	Barclays PLC	801,085	1,472,507
	Barratt Developments PLC	96,180	588,433
	Beazley PLC	327,815	1,765,808
	Begbies Traynor Group PLC	59,375	87,426
	Bellway PLC	79,687	2,420,275
	Berkeley Group Holdings PLC	37,261	1,889,749
Ω	Biffa PLC	213,283	925,060
	Bloomsbury Publishing PLC	55,010	276,035
*	BlueJay Mining PLC	269,310	24,724
	Bodycote PLC	142,278	1,103,488
*	Boohoo Group PLC	207,345	209,911
	BP PLC	1,487,940	7,183,467

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Braemar Shipping Services PLC	15,684	$52,285
	Breedon Group PLC	93,173	92,167
	Brewin Dolphin Holdings PLC	264,784	1,695,856
	British American Tobacco PLC, Sponsored ADR	7,962	332,652
	British American Tobacco PLC	154,373	6,470,135
	Britvic PLC	193,215	2,070,507
	Brooks Macdonald Group PLC	765	23,193
	BT Group PLC	1,149,917	2,550,039
	Bunzl PLC	35,361	1,364,249
	Burberry Group PLC	35,370	698,043
	Burford Capital Ltd.	90,826	776,622
	Bytes Technology Group PLC	100,149	556,729
*	C&C Group PLC	326,926	853,433
*	Capita PLC	648,576	193,552
*	Capricorn Energy PLC	483,434	1,243,410
*	Card Factory PLC	279,160	203,966
	CareTech Holdings PLC	59,198	546,238
*	Carnival PLC	10,040	157,410
	Carr’s Group PLC	10,633	19,513
	Castings PLC	9,986	40,632
*	Cazoo Group Ltd.	36,404	61,523
	Centamin PLC	1,217,740	1,395,674
	Centaur Media PLC	24,139	14,269
	Central Asia Metals PLC	107,501	360,181
*	Centrica PLC	4,038,376	4,001,179
	Chemring Group PLC	212,059	926,053
	Chesnara PLC	105,721	379,678
*	Cineworld Group PLC	43,667	16,714
*	Circassia Group PLC	36,010	15,961
	City of London Investment Group PLC	8,247	48,022
	Clarkson PLC	22,442	1,033,284
	Clipper Logistics PLC	45,166	488,671
	Close Brothers Group PLC	124,965	1,732,754
	CLS Holdings PLC	33,279	85,050
Ω	CMC Markets PLC	111,334	403,676
	CNH Industrial NV	18,151	257,773
	Coats Group PLC	1,186,850	1,049,243
	Coca-Cola HBC AG	31,360	635,789
	Compass Group PLC	26,335	555,717
	Computacenter PLC	24,710	830,239
Ω	ContourGlobal PLC	94,979	228,279
Ω	ConvaTec Group PLC	300,261	794,277
*	Costain Group PLC	143,300	70,936
*Ω	Countryside Partnerships PLC	179,730	561,170
	Cranswick PLC	32,157	1,278,701
	Crest Nicholson Holdings PLC	292,324	919,790
	Croda International PLC	14,849	1,442,184
	Currys PLC	1,166,476	1,352,456
	Curtis Banks Group PLC	3,108	9,842
	CVS Group PLC	16,933	382,259
	DCC PLC	12,960	981,966
*	De La Rue PLC	48,430	66,993
	Dechra Pharmaceuticals PLC	8,101	367,100
	Devro PLC	164,604	432,868
	DFS Furniture PLC	157,808	329,162
	Diageo PLC, Sponsored ADR	2,322	461,335
#*	Dialight PLC	11,223	50,564
#*	Dignity PLC	18,727	121,965
	Diploma PLC	26,969	925,004

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Direct Line Insurance Group PLC	551,015	$1,748,855
	DiscoverIE Group PLC	57,635	546,713
	Diversified Energy Co. PLC	322,312	486,967
	Domino’s Pizza Group PLC	167,337	730,302
	dotdigital group PLC	73,697	80,383
	Drax Group PLC	315,874	3,192,127
	DS Smith PLC	792,767	3,257,691
	Dunelm Group PLC	58,420	715,377
Ω	DWF Group PLC	90,668	124,167
*	easyJet PLC	75,642	524,161
	EKF Diagnostics Holdings PLC	87,252	38,257
	Electrocomponents PLC	157,356	2,053,886
*	Elementis PLC	581,775	883,710
	EMIS Group PLC	37,849	630,882
*	Energean PLC	27,905	410,212
*	EnQuest PLC	818,856	331,446
*	Entain PLC	86,321	1,621,998
	Epwin Group PLC	20,620	22,079
*	Ergomed PLC	4,603	67,915
#*	Esken Ltd.	201,963	25,824
	Essentra PLC	199,994	783,766
	Euromoney Institutional Investor PLC	74,019	912,727
*††	Evraz PLC	67,028	0
	Experian PLC	52,061	1,797,893
*	FD Technologies PLC	1,607	47,617
	FDM Group Holdings PLC	39,299	495,959
	Ferguson PLC	13,369	1,677,084
	Ferrexpo PLC	371,543	762,940
	Fevertree Drinks PLC	15,503	351,527
*	Firstgroup PLC	600,789	843,382
Ω	Forterra PLC	170,698	533,658
	Foxtons Group PLC	184,772	97,538
*	Frasers Group PLC	102,880	873,797
	Fresnillo PLC	61,708	597,099
*	Frontier Developments PLC	1,251	20,150
	Fuller Smith & Turner PLC, Class A	26,641	200,548
*Ω	Funding Circle Holdings PLC	36,033	32,821
	Future PLC	11,690	320,159
	Galliford Try Holdings PLC	93,014	199,527
	Games Workshop Group PLC	9,352	864,292
	Gamma Communications PLC	23,750	353,996
	GB Group PLC	7,526	54,541
	Gem Diamonds Ltd.	187,716	138,623
	Genel Energy PLC	158,881	365,600
	Genuit Group PLC	125,769	709,983
	Genus PLC	6,752	212,140
*	Georgia Capital PLC	30,764	233,248
	GlaxoSmithKline PLC, Sponsored ADR	77,488	3,508,657
	GlaxoSmithKline PLC	16,968	382,503
	Glencore PLC	873,439	5,381,840
*	Go-Ahead Group PLC	42,390	502,933
	Gooch & Housego PLC	7,904	83,446
	Goodwin PLC	236	9,975
	Grafton Group PLC	152,989	1,852,889
	Grainger PLC.	451,035	1,677,746
*	Greencore Group PLC.	463,890	666,460
	Greggs PLC	68,837	2,008,383
*	Griffin Mining Ltd.	18,118	25,335
	Gulf Keystone Petroleum Ltd.	211,119	641,386

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Gym Group PLC	52,794	$126,410
	H&T Group PLC	19,362	84,548
	Halfords Group PLC	242,686	690,576
	Halma PLC	17,896	549,327
	Harbour Energy PLC	95,414	598,338
	Hargreaves Lansdown PLC	41,195	471,615
	Hargreaves Services PLC	3,530	26,248
	Harworth Group PLC	68,438	143,295
	Hays PLC	908,782	1,395,749
	Headlam Group PLC	41,500	189,427
	Helical PLC	131,806	716,751
*	Helios Towers PLC	191,798	270,742
	Henry Boot PLC	59,977	243,875
	Hikma Pharmaceuticals PLC	61,477	1,444,120
	Hill & Smith Holdings PLC	73,429	1,269,983
	Hilton Food Group PLC	38,719	587,473
	Hiscox Ltd.	140,587	1,669,373
	Hochschild Mining PLC	267,038	392,270
*	Hollywood Bowl Group PLC	127,108	408,225
	HomeServe PLC	156,111	1,918,560
*Ω	Hostelworld Group PLC	9,856	10,419
	Howden Joinery Group PLC	237,428	2,247,853
	HSBC Holdings PLC	160,618	1,003,723
#	HSBC Holdings PLC, Sponsored ADR	320,826	9,948,814
*Ω	HSS Hire Group PLC	43,916	9,305
	Hunting PLC	139,025	506,792
*	Hyve Group PLC	168,160	159,123
Ω	Ibstock PLC	346,867	818,847
	IDOX PLC	95,089	76,188
	IG Group Holdings PLC	185,355	1,894,342
	IMI PLC	154,380	2,598,947
	Impax Asset Management Group PLC	20,798	224,925
	Imperial Brands PLC	127,262	2,649,026
	Inchcape PLC	348,145	3,115,084
*	Indivior PLC	677,711	2,654,263
*	Informa PLC	97,925	694,670
	IntegraFin Holdings PLC	89,292	402,663
#	InterContinental Hotels Group PLC, ADR	4,801	311,136
	InterContinental Hotels Group PLC	7,890	503,725
	Intermediate Capital Group PLC	65,678	1,256,843
	International Personal Finance PLC	201,729	240,333
	Intertek Group PLC	21,290	1,326,685
	Investec PLC	429,772	2,531,309
	iomart Group PLC	47,182	106,580
	IP Group PLC	898,090	926,072
*	IQE PLC	418,750	157,447
	ITV PLC	1,151,731	1,063,569
*	IWG PLC	457,454	1,388,799
*	J D Wetherspoon PLC	60,769	552,190
	J Sainsbury PLC	981,072	2,862,527
*	James Fisher & Sons PLC	33,654	165,947
	James Halstead PLC	40,826	126,987
	JD Sports Fashion PLC	532,910	878,062
*	JET2 PLC	39,889	612,575
*	John Menzies PLC	41,277	306,969
*	John Wood Group PLC.	566,575	1,575,370
	Johnson Matthey PLC	60,735	1,670,716
*	Johnson Service Group PLC	200,543	275,769
*	Joules Group PLC	33,557	22,898

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	JTC PLC	26,664	$258,911
	Jupiter Fund Management PLC	344,583	769,122
#*Ω,*Ω	Just Eat Takeaway.com NV	20,580	562,090
	Just Group PLC	1,090,247	1,151,732
	Kainos Group PLC	43,100	653,007
	Keller Group PLC	88,069	928,071
	Keywords Studios PLC	4,688	140,631
*	Kier Group PLC	296,132	293,229
*	Kin & Carta PLC	109,862	319,301
	Kingfisher PLC	1,271,822	4,010,780
*	Lamprell PLC	208,486	70,303
	Lancashire Holdings Ltd	138,075	731,782
	Learning Technologies Group PLC	11,290	18,549
	Legal & General Group PLC	391,537	1,220,458
*	Liberty Global PLC, Class A	12,962	295,015
*	Liberty Global PLC, Class C	31,782	753,233
	Liontrust Asset Management PLC	14,791	214,671
	Lloyds Banking Group PLC	7,117,813	4,042,652
	Lloyds Banking Group PLC, ADR	464,511	1,035,860
	London Stock Exchange Group PLC	8,608	848,696
*	Lookers PLC	296,332	309,252
	LSL Property Services PLC	36,412	178,458
Ω	Luceco PLC	7,552	18,073
	M&G PLC	1,352,385	3,590,507
	Macfarlane Group PLC	89,013	134,516
	Man Group PLC	1,133,293	3,303,013
*	Marks & Spencer Group PLC	936,472	1,598,670
	Marshalls PLC	152,536	1,167,291
*	Marston’s PLC	694,415	652,631
*	McBride PLC	155,514	71,554
	Mears Group PLC	108,118	267,852
	Medica Group PLC	16,238	32,633
*	Mediclinic International PLC	437,436	2,027,926
*	Meggitt PLC	232,174	2,250,907
	Melrose Industries PLC	1,014,841	1,474,663
#*	Metro Bank PLC	89,895	99,803
#	Micro Focus International PLC, Sponsored ADR	27,626	128,462
	Micro Focus International PLC	206,695	976,054
	Midwich Group PLC	1,516	11,931
*	Mitchells & Butlers PLC	269,314	767,177
	Mitie Group PLC	995,503	671,111
	MJ Gleeson PLC	16,639	124,891
	Mondi PLC	75,807	1,424,108
	Moneysupermarket.com Group PLC	426,055	933,341
	Morgan Advanced Materials PLC	268,050	940,040
	Morgan Sindall Group PLC	37,370	1,007,582
	Mortgage Advice Bureau Holdings Ltd.	9,355	140,069
*	Motorpoint group PLC	25,365	76,832
*	N Brown Group PLC	170,573	62,251
*	Naked Wines PLC	7,094	32,106
*	National Express Group PLC	531,150	1,646,391
	Natwest Group PLC	880,087	2,361,086
#	Natwest Group PLC, Sponsored ADR	5,301	28,731
	NCC Group PLC.	153,476	348,356
	Next Fifteen Communications Group PLC	27,541	453,948
	Next PLC	12,595	943,374
	Ninety One PLC	162,343	540,923
	Norcros PLC	44,555	133,642
	Numis Corp. PLC	57,358	179,716

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Ocado Group PLC	12,370	$141,471
*Ω	On the Beach Group PLC	95,956	275,235
	OSB Group PLC	284,333	1,984,769
*	Oxford Biomedica PLC	9,452	68,108
	Oxford Instruments PLC	24,746	717,464
	Pagegroup PLC	203,479	1,245,063
	Pan African Resources PLC	1,066,717	292,874
*	Pantheon Resources PLC	245,353	378,962
	Paragon Banking Group PLC	343,713	2,125,608
*	Parkmead Group PLC	43,266	29,831
	PayPoint PLC	51,505	376,314
	Pearson PLC	187,043	1,816,151
	Pearson PLC, Sponsored ADR	70,133	679,589
*	Pendragon PLC	1,498,088	414,038
	Pennon Group PLC	49,701	690,662
	Persimmon PLC	50,438	1,313,621
*	Petrofac Ltd.	197,904	333,614
	Pets at Home Group PLC	385,996	1,498,283
*	Pharos Energy PLC	282,262	95,387
	Phoenix Group Holdings PLC	241,044	1,825,764
	Photo-Me International PLC	267,503	239,976
*	Playtech PLC	228,110	1,491,129
	Plus500 Ltd.	70,396	1,370,815
	Polar Capital Holdings PLC	34,497	240,440
	Porvair PLC	8,697	64,697
*	PPHE Hotel Group Ltd.	7,332	144,383
	Premier Foods PLC	1,152,264	1,606,874
	Provident Financial PLC	148,979	476,837
#	Prudential PLC, ADR	17,767	445,952
	Prudential PLC	25,712	320,075
*	PureTech Health PLC	61,903	131,089
	PZ Cussons PLC	211,344	542,291
	QinetiQ Group PLC	326,557	1,385,456
Ω	Quilter PLC	689,059	1,135,076
*	Rank Group PLC	148,414	199,365
	Rathbones Group PLC	39,832	1,051,414
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	343,983	700,988
	Reckitt Benckiser Group PLC	5,714	445,609
	Record PLC	46,761	41,650
	Redde Northgate PLC	240,993	1,192,165
	Redrow PLC	263,039	1,724,297
#	RELX PLC, Sponsored ADR	35,523	1,046,152
	RELX PLC	1,141	34,011
	Renew Holdings PLC	27,034	235,580
*	Renewi PLC	85,721	741,499
	Renishaw PLC	9,478	500,885
*	Renold PLC	12,120	4,078
	Rentokil Initial PLC	237,994	1,634,607
*	Restaurant Group PLC	429,609	328,843
	Rhi Magnesita NV	7,622	227,143
	RHI Magnesita NV	17,649	525,075
	Ricardo PLC	50,188	228,643
	Rightmove PLC	134,417	1,033,277
	Rio Tinto PLC	5,471	386,560
#	Rio Tinto PLC, Sponsored ADR	73,351	5,216,723
	River & Mercantile Group PLC	3,000	9,970
	RM PLC	21,947	37,564
	Robert Walters PLC	41,421	322,253

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Rolls-Royce Holdings PLC	382,912	$392,546
	Rotork PLC	405,807	1,480,597
	Royal Mail PLC	680,062	2,914,948
	RPS Group PLC	231,808	296,803
	RWS Holdings PLC	55,639	304,720
	S&U PLC	911	27,118
Ω	Sabre Insurance Group PLC	138,406	362,612
*	Saga PLC	89,608	249,023
	Sage Group PLC	105,369	966,928
*	Savannah Energy PLC	523,820	232,786
	Savills PLC	113,254	1,523,561
	Schroders PLC	12,500	441,253
	Schroders PLC	4,379	128,871
	ScS Group PLC	3,189	7,033
	Secure Trust Bank PLC	460	6,560
*	Senior PLC	341,631	549,709
	Serco Group PLC	708,461	1,339,758
	Serica Energy PLC	92,531	406,515
	Severfield PLC	221,944	187,032
	Severn Trent PLC	20,628	810,712
	Shell PLC	74,667	2,004,502
	Shell PLC, Sponsored ADR	311,988	16,669,519
*	SIG PLC	515,269	266,387
	Sirius Real Estate Ltd.	12,822	19,490
	Smart Metering Systems PLC	45,522	470,850
#	Smith & Nephew PLC, Sponsored ADR	24,274	786,478
	Smith & Nephew PLC	40,935	663,497
	Smiths Group PLC	82,618	1,511,851
	Softcat PLC	36,679	647,798
*	SolGold PLC	336,778	121,039
	Spectris PLC	41,049	1,501,322
	Speedy Hire PLC	440,253	285,689
	Spirax-Sarco Engineering PLC	8,561	1,291,817
*Ω	Spire Healthcare Group PLC	301,858	814,839
	Spirent Communications PLC	304,638	880,825
	SSE PLC	110,040	2,555,770
*	SSP Group PLC	135,091	398,738
	St. James’s Place PLC	74,711	1,200,575
*	Staffline Group PLC	15,898	11,133
*	Stagecoach Group PLC	202,756	267,085
	Standard Chartered PLC	631,178	4,314,936
	SThree PLC	84,180	388,062
	Strix Group PLC	10,709	28,365
	Studio Retail Group PLC	41,980	60,706
*	Superdry PLC	54,417	103,630
	Synthomer PLC	300,635	1,143,904
	Tate & Lyle PLC	278,416	2,706,093
	Tatton Asset Management PLC	1,745	9,302
	Taylor Wimpey PLC	838,407	1,318,610
	TBC Bank Group PLC	26,107	411,672
	TClarke PLC	5,747	10,641
*	Ted Baker PLC	66,354	122,438
	Telecom Plus PLC	55,123	1,137,142
	Tesco PLC	596,944	2,028,008
Ω	TI Fluid Systems PLC	106,474	216,376
	Topps Tiles PLC	105,193	73,668
	TP ICAP Group PLC	620,624	1,026,519
	Travis Perkins PLC	173,318	2,643,519
	Treatt PLC	16,560	217,963

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Tremor International Ltd.	12,238	$73,424
#*	Tremor International Ltd., ADR	14,804	172,467
	Trifast PLC	53,698	72,248
	TT Electronics PLC	139,024	315,958
#*	TUI AG	59,296	169,053
*	Tullow Oil PLC	347,618	242,054
	Tyman PLC	101,704	349,332
	Ultra Electronics Holdings PLC	56,105	2,285,052
	Unilever PLC, Sponsored ADR	24,421	1,129,715
	United Utilities Group PLC	34,058	489,427
	Vertu Motors PLC	305,383	198,146
	Vesuvius PLC	192,085	780,929
	Victrex PLC	30,047	685,171
	Virgin Money UK PLC	945,861	2,052,134
	Vistry Group PLC	211,320	2,204,718
	Vitec Group PLC	24,371	378,713
Ω	Vivo Energy PLC	159,413	288,222
	Vodafone Group PLC	2,113,378	3,199,568
	Vodafone Group PLC, Sponsored ADR	137,989	2,096,056
	Volex PLC	35,196	114,027
	Volution Group PLC	131,011	667,320
	Vp PLC	2,603	31,630
*Ω	Watches of Switzerland Group PLC	86,563	1,094,462
	Watkin Jones PLC	73,883	229,601
	Weir Group PLC	71,130	1,367,437
*	WH Smith PLC	52,027	936,032
*	Whitbread PLC	16,467	574,811
	Wickes Group PLC	242,688	578,558
	Wincanton PLC	75,587	386,577
	WPP PLC, Sponsored ADR	1,024	63,386
	WPP PLC	104,858	1,307,041
*	Xaar PLC	82,518	257,574
	XP Power Ltd.	8,084	323,631
	XPS Pensions Group PLC	15,390	26,691
	Young & Co’s Brewery PLC, Class A	16,573	287,861

TOTAL UNITED KINGDOM			389,639,006

UNITED STATES — (0.0%)
	Arko Corp.	10,269	95,191
	Clean Seas Seafood Ltd.	9,318	3,983
	Jackson Financial, Inc.,Class A	1,530	64,774

TOTAL UNITED STATES			163,948

TOTAL COMMON STOCKS			3,270,500,153

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	11,102	817,868
	Draegerwerk AG & Co. KGaA	9,820	485,991
	Fuchs Petrolub SE	38,420	1,211,814
	Henkel AG & Co. KGaA	8,597	552,025
	Jungheinrich AG	32,743	800,829
	Porsche Automobil Holding SE	33,026	2,723,981
	Sartorius AG	1,860	697,369
	Sixt SE	9,987	721,816
	STO SE & Co. KGaA	2,066	433,478
	Villeroy & Boch AGSeries A	8,449	186,063

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Volkswagen AG	30,000	$4,645,992

TOTAL GERMANY			13,277,226

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	964	0
#*	Magellan Financial Group Ltd. Warrants 04/16/2027	2,759	3,051

TOTAL AUSTRALIA			3,051

AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	14,098	0
*	Immofinanz AG Rights 03/03/2023	7,951	0

CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	5,441	72,214
*	Pan American Silver Corp. Rights 02/22/29	90,066	73,854
*	Treasury Metals, Inc. Warrants 08/07/23	5,738	670

TOTAL CANADA.			146,738

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	34,737	345

ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	10,222	0

SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	926,727	0

SWITZERLAND — (0.0%)
*	Mobimo Holding AG Rights 05/03/2022	8,667	30,204

TOTAL RIGHTS/WARRANTS			180,338

TOTAL INVESTMENT SECURITIES
(Cost $2,850,696,711)			3,283,957,717

			Value†
SECURITIES LENDING COLLATERAL — (6.9%)
@§	The DFA Short Term Investment Fund	21,046,989	243,450,527

TOTAL INVESTMENTS — (100.0%)
(Cost $3,094,116,308)			$3,527,408,244

As of April 30, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,793,929	$30,337,125	$(1,456,804)

Total Futures Contracts			$31,793,929	$30,337,125	$(1,456,804)

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,782,235	$227,524,790	—	$232,307,025
Austria	—	21,384,115	—	21,384,115
Belgium	2,205,619	42,937,238	—	45,142,857
Canada	398,490,147	1,157,625	—	399,647,772
China	909,439	2,285,500	—	3,194,939
Denmark	—	77,463,006	—	77,463,006
Finland	—	53,834,911	—	53,834,911
France	315,739	243,816,373	$1,725	244,133,837
Germany	6,001,608	201,759,423	—	207,761,031
Hong Kong	61,953	76,008,643	85,906	76,156,502
Ireland	4,921,733	14,725,005	—	19,646,738
Israel	4,852,032	41,482,368	—	46,334,400
Italy	1,389,303	83,318,236	—	84,707,539
Japan	11,479,404	730,980,378	—	742,459,782
Netherlands	14,657,655	97,910,561	—	112,568,216
New Zealand	10,728	15,069,445	—	15,080,173
Norway	289,390	32,791,239	—	33,080,629
Portugal	—	10,476,069	—	10,476,069
Singapore	600,234	29,288,461	47,546	29,936,241
Spain	2,272,544	69,083,626	—	71,356,170
Sweden	791,977	102,537,558	—	103,329,535
Switzerland	18,188,368	232,507,344	—	250,695,712
United Kingdom	50,487,814	339,151,192	—	389,639,006
United States	132,762	31,186	—	163,948
Preferred Stocks
Germany	—	13,277,226	—	13,277,226
Rights/Warrants
Australia	—	3,051	—	3,051
Canada.	—	146,738	—	146,738
Hong Kong	—	345	—	345
Switzerland	—	30,204	—	30,204
Securities Lending Collateral	—	243,450,527	—	243,450,527
Futures Contracts**	(1,456,804)	—	—	(1,456,804)

TOTAL	$521,383,880	$3,004,432,383	$135,177^	$3,525,951,440

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.4%)
AUSTRALIA — (5.6%)
*	A2B Australia Ltd.	25,878	$23,141
	Accent Group Ltd.	81,685	82,239
	Acrow Formwork & Construction Services Ltd.	27,614	9,821
	Adairs Ltd.	24,328	48,367
	Adbri Ltd.	95,170	194,227
*	Ainsworth Game Technology Ltd.	37,289	27,860
*	Alkane Resources Ltd.	90,277	64,623
*	Alliance Aviation Services Ltd.	17,216	45,878
*	Allkem Ltd.	38,073	317,309
*	AMA Group Ltd.	205,270	40,021
*	AMP Ltd.	811,009	655,235
	Ampol Ltd.	12,187	286,531
	Ansell Ltd.	21,547	412,694
	Appen Ltd.	22,210	101,454
*	Aurelia Metals Ltd.	251,346	79,453
	Aurizon Holdings Ltd.	414,430	1,170,398
	Austal Ltd.	102,095	145,320
	Austin Engineering Ltd.	125,433	22,753
*	Australian Agricultural Co. Ltd.	93,256	113,131
	Australian Vintage Ltd.	49,798	24,850
	Auswide Bank Ltd.	8,873	44,351
	AVJennings Ltd.	21,750	8,041
	Bank of Queensland Ltd.	153,174	869,042
	Bapcor Ltd.	64,085	303,780
	Base Resources Ltd.	198,144	43,960
*	BCI Minerals Ltd.	89,596	25,689
	Beach Energy Ltd.	412,310	470,081
	Beacon Minerals Ltd.	563,983	13,476
	Bega Cheese Ltd.	67,964	239,856
	Bell Financial Group Ltd.	35,130	30,589
	Bendigo & Adelaide Bank Ltd.	133,717	996,970
	Bravura Solutions Ltd.	53,295	70,683
	Brickworks Ltd.	20,482	340,196
	BWX Ltd.	36,341	47,806
	Capitol Health Ltd.	168,805	38,567
	Capral Ltd.	4,333	28,616
*	Catapult Group International Ltd.	13,250	11,234
	Cedar Woods Properties Ltd.	19,289	63,140
	Challenger Ltd.	127,605	645,624
	Champion Iron Ltd.	63,179	320,268
*	Clean Seas Seafood Ltd.	24,111	10,287
	Cleanaway Waste Management Ltd.	309,616	694,016
	ClearView Wealth Ltd.	27,271	15,565
	Collins Foods Ltd.	12,593	90,174
*	Cooper Energy Ltd.	513,040	104,774
	Costa Group Holdings Ltd.	75,042	175,500
	Countplus Ltd.	14,821	6,192
*	Crown Resorts Ltd.	72,403	655,547
	CSR Ltd.	107,742	461,414
*	Dacian Gold Ltd.	47,264	7,670
	Domain Holdings Australia Ltd.	48,883	119,046
	Downer EDI Ltd.	159,578	617,408
	Eagers Automotive Ltd.	20,848	192,705
	Earlypay Ltd.	24,700	8,694
*	Eclipx Group Ltd.	80,991	158,595

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Elanor Investor Group	16,331	$24,736
	Elders Ltd.	33,339	335,161
*	Electro Optic Systems Holdings Ltd.	23,663	36,349
*	Elmo Software Ltd.	3,827	8,345
	Emeco Holdings Ltd.	86,259	50,688
*	EML Payments Ltd.	66,749	72,262
	Enero Group Ltd.	11,466	28,378
*	EnviroSuite Ltd.	119,836	11,465
	EQT Holdings Ltd.	4,943	96,124
	Estia Health Ltd.	43,855	71,648
	Eureka Group Holdings Ltd.	32,157	15,539
*	EVENT Hospitality & Entertainment Ltd.	20,678	211,754
	Evolution Mining Ltd.	311,274	880,781
*	Experience Co. Ltd.	51,659	11,898
	Finbar Group Ltd.	36,407	20,432
	Fleetwood Ltd.	26,550	34,660
	G8 Education Ltd.	233,450	179,904
*	Gascoyne Resources Ltd.	25,941	5,106
*	Genex Power Ltd.	163,296	17,582
	Genworth Mortgage Insurance Australia Ltd.	98,724	207,566
	Gold Road Resources Ltd.	213,399	233,081
*	Good Drinks Australia Ltd.	8,765	4,619
	GrainCorp Ltd., Class A	61,034	441,054
	Grange Resources Ltd.	16,926	15,962
*	Greenland Minerals Ltd.	254,809	12,505
	GUD Holdings Ltd.	31,339	281,499
	GWA Group Ltd.	57,237	91,425
	Harvey Norman Holdings Ltd.	129,171	460,115
	Healius Ltd.	129,863	408,631
	Healthia Ltd.	7,132	9,180
*	Helloworld Travel Ltd.	5,910	10,883
	Horizon Oil Ltd.	246,669	22,477
	HT&E Ltd.	66,092	79,084
	IGO Ltd.	138,594	1,260,148
	Iluka Resources Ltd.	81,168	635,781
	Image Resources NL	55,917	8,776
	Imdex Ltd.	36,837	64,624
	Incitec Pivot Ltd.	465,220	1,254,708
	Insignia Financial Ltd.	159,843	384,237
	Integral Diagnostics Ltd.	39,443	109,371
*	Integrated Research Ltd.	21,349	11,424
	InvoCare Ltd.	31,005	266,017
	IVE Group Ltd.	19,904	27,696
	Jupiter Mines Ltd.	301,697	52,066
*	Karoon Energy Ltd.	132,359	190,080
	Kelsian Group Ltd.	16,427	91,012
	Lindsay Australia Ltd.	24,865	7,450
	Link Administration Holdings Ltd.	95,280	337,348
*	Lucapa Diamond Co. Ltd.	178,589	8,075
	MACA Ltd.	85,857	48,781
	Macmahon Holdings Ltd.	268,775	31,937
*	Maggie Beer Holdings Ltd.	39,479	13,485
	MaxiPARTS Ltd.	11,031	16,528
*	Mayne Pharma Group Ltd.	404,418	80,812
	McMillan Shakespeare Ltd.	9,878	82,383
	McPherson’s Ltd.	30,963	19,399
	Medusa Mining Ltd.	76,973	45,755
*	Mesoblast Ltd.	120,343	90,444
*	Metals X Ltd.	140,780	72,821

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Metcash Ltd.	200,776	$673,999
	Michael Hill International Ltd.	43,089	34,620
*	MMA Offshore Ltd.	94,336	37,787
	Monadelphous Group Ltd.	22,809	169,909
	Monash IVF Group Ltd.	81,202	70,558
	Motorcycle Holdings Ltd.	10,754	21,739
	Mount Gibson Iron Ltd.	165,869	81,391
	Myer Holdings Ltd.	154,108	52,599
	MyState Ltd.	24,289	85,061
	National Tyre & Wheel Ltd.	15,658	13,229
*	New Century Resources Ltd.	6,426	10,255
	New Hope Corp. Ltd.	117,510	289,403
	Newcrest Mining Ltd.	11,804	223,107
	Nickel Mines Ltd.	204,939	187,837
	Nine Entertainment Co. Holdings Ltd.	208,794	391,339
	NRW Holdings Ltd.	115,605	157,613
	Nufarm Ltd.	78,304	352,266
	OM Holdings Ltd.	28,351	17,504
*	Omni Bridgeway Ltd.	60,416	141,946
	oOh!media Ltd.	158,702	173,740
	Orica Ltd.	88,975	1,022,396
	Origin Energy Ltd.	257,433	1,231,340
	Orora Ltd.	8,694	24,363
	OZ Minerals Ltd.	93,959	1,630,931
	Pact Group Holdings Ltd.	42,916	69,305
*	Panoramic Resources Ltd.	309,648	72,286
*	Pantoro Ltd.	151,685	29,726
	Paragon Care Ltd.	50,133	14,472
	Peet Ltd.	90,711	71,024
	Pendal Group Ltd.	68,759	253,124
*	Peninsula Energy Ltd.	89,991	14,060
	PeopleIN Ltd.	10,262	27,272
	Perenti Global Ltd.	180,081	89,475
	Perpetual Ltd.	12,204	280,567
	Perseus Mining Ltd.	263,120	366,139
*	PointsBet Holdings Ltd.	7,470	15,222
	Premier Investments Ltd.	22,446	397,742
	Probiotec Ltd.	6,809	10,991
	Propel Funeral Partners Ltd.	10,928	35,498
	QANTM Intellectual Property Ltd.	10,224	7,897
	Qube Holdings Ltd.	324,642	670,857
	Ramelius Resources Ltd.	193,634	205,643
*	Red 5 Ltd.	515,233	147,962
	Regis Resources Ltd.	151,166	221,468
*	Reject Shop Ltd.	9,918	27,647
	Reliance Worldwide Corp. Ltd.	93,528	256,659
*	Resolute Mining Ltd.	196,338	48,470
*	Retail Food Group Ltd.	645,279	30,457
	Ridley Corp. Ltd.	73,183	86,795
	Sandfire Resources Ltd.	99,015	392,442
	Santos Ltd.	154,670	864,307
	Select Harvests Ltd.	33,390	154,300
	Servcorp Ltd.	13,884	35,238
*	Service Stream Ltd.	146,993	90,703
	SG Fleet Group Ltd.	17,725	30,662
	Shaver Shop Group Ltd.	17,609	14,248
	Shriro Holdings Ltd.	11,748	8,358
	Sigma Healthcare Ltd.	171,826	60,599
*	Silver Lake Resources Ltd.	219,062	286,164

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Silver Mines Ltd.	231,211	$38,847
	Sims Ltd.	39,947	577,589
	Southern Cross Electrical Engineering Ltd.	64,303	30,117
	Southern Cross Media Group Ltd.	60,126	72,671
*††	Speedcast International Ltd.	40,831	0
	SRG Global Ltd.	67,640	30,588
	St Barbara Ltd.	183,376	171,413
*	Star Entertainment Grp Ltd.	209,815	463,414
	Sunland Group Ltd.	37,093	72,200
	Super Retail Group Ltd.	33,213	245,746
*	Superloop Ltd.	108,931	72,673
	Symbio Holdings Ltd.	6,901	23,693
*	Syrah Resources Ltd.	170,622	232,406
	Tassal Group Ltd.	58,211	154,347
	Tribune Resources Ltd.	2,830	9,200
*	Tuas Ltd.	29,329	33,143
	United Malt Grp Ltd.	78,780	230,184
*	Uniti Group Ltd.	95,090	328,366
	Virtus Health Ltd.	21,051	121,517
	Vita Group Ltd.	25,802	9,155
Ω	Viva Energy Group Ltd.	196,664	385,855
*	Western Areas Ltd.	87,370	236,151
	Westgold Resources Ltd.	97,006	112,006
	Whitehaven Coal Ltd.	232,950	799,961
*	Wiluna Mining Corp. Ltd.	13,267	6,905
	Worley Ltd.	73,246	712,318
	Yancoal Australia Ltd.	8,603	32,423
*	Zip Co. Ltd.	11,624	8,550

TOTAL AUSTRALIA			39,091,061

AUSTRIA — (0.4%)
	Addiko Bank AG	2,488	28,318
	Agrana Beteiligungs AG	3,056	54,202
Ω	BAWAG Group AG	17,506	831,252
	POLYTEC Holding AG	3,462	22,054
*	Porr AG	3,718	47,089
	Raiffeisen Bank International AG	39,064	444,678
	Rosenbauer International AG	685	26,560
	Semperit AG Holding	1,824	44,113
	Strabag SE	3,174	124,059
	UBM Development AG	983	44,524
	UNIQA Insurance Group AG	29,185	222,508
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	226,644
	voestalpine AG	30,539	794,712
	Wienerberger AG	2,991	84,430
	Zumtobel Group AG	5,267	38,043

TOTAL AUSTRIA.			3,033,186

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	6,694	1,193,381
	Ageas SA	48,755	2,333,003
*	AGFA-Gevaert NV	48,473	194,056
	Atenor	982	58,192
	Bekaert SA	10,161	376,657
*	bpost SA	18,156	110,007
	Cie d’Entreprises CFE	2,176	284,290
	Deceuninck NV	19,884	55,794
	D’ieteren Group	5,147	826,159

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Euronav NV	60,537	$707,368
	EVS Broadcast Equipment SA	4,153	92,060
	Exmar NV	5,768	29,323
*	Galapagos NV	10,668	626,352
*	Galapagos NV, Sponsored ADR	300	17,454
*	Greenyard NV	6,487	53,295
	Immobel SA	1,012	72,999
	Jensen-Group NV	1,292	44,725
*	Ontex Group NV	14,608	101,210
	Orange Belgium SA	4,069	78,865
*	Picanol	355	25,487
	Proximus SADP	22,227	388,490
	Resilux	60	14,887
	Roularta Media Group NV	1,025	20,683
	Sipef NV	1,661	112,843
	Solvay SA	7,907	743,552
	TER Beke SA	150	17,099
*	Tessenderlo Group SA	5,186	181,554
	Viohalco SA	1,948	8,635

TOTAL BELGIUM			8,768,420

BRAZIL — (1.1%)
*	Alliar Medicos A Frente SA	8,300	32,586
	Alper Consultoria e Corretora de Seguros SA	2,000	13,653
	Americanas SA	33,618	163,196
*	Anima Holding SA	38,436	43,148
	Atacadao SA	82,977	345,237
*	BK Brasil Operacao e Assessoria a Restaurantes SA	40,500	51,609
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	66,833
*	BRF SA	12,772	35,082
*	C&A Modas Ltda	19,500	17,276
	Camil Alimentos SA	30,200	52,411
	Cia Brasileira de Distribuicao	29,574	121,611
	Cia de Locacao das Americas	58,260	277,633
	Cia Siderurgica Nacional SA, Sponsored ADR	9,987	42,045
	Cia Siderurgica Nacional SA	68,276	290,977
	Cielo SA	248,786	171,092
*	Cogna Educacao	302,835	150,071
	Construtora Tenda SA	17,284	20,347
	CSU Cardsystem SA	11,000	31,060
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	175,211
	Dexco SA	80,844	210,452
	Dimed SA Distribuidora da Medicamentos	18,000	42,124
	Direcional Engenharia SA	14,900	34,659
*	Embraer SA	69,397	199,462
*	Embraer SA, Sponsored ADR	14,937	169,834
*	Empreendimentos Pague Menos S/A	12,300	20,202
	Enauta Participacoes SA	21,200	88,506
	Eternit SA	5,400	15,018
	Even Construtora e Incorporadora SA	18,597	20,124
	Ez Tec Empreendimentos e Participacoes SA	23,735	75,181
*	Gafisa SA	58,114	18,455
	Grendene SA	57,000	108,951
*	Grupo De Moda Soma SA	16,713	40,837
*	Grupo Mateus SA	63,884	61,119
	Guararapes Confeccoes SA	20,300	37,858
	Helbor Empreendimentos SA	11,820	8,296
*	Hidrovias do Brasil SA	49,997	32,260
	Hypera SA	26,070	197,320

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Industrias Romi SA	7,783	$21,063
*	International Meal Co. Alimentacao SA, Class A	54,437	27,307
	Iochpe-Maxion SA	33,526	90,394
*	IRB Brasil Resseguros SA	219,752	123,123
	JHSF Participacoes SA	65,076	86,348
	Kepler Weber SA	4,000	46,327
	M Dias Branco SA	17,478	83,679
	Mahle-Metal Leve SA	7,100	35,543
	Marcopolo SA	31,900	14,905
*	Marisa Lojas SA	25,463	12,000
	Mills Estruturas e Servicos de Engenharia SA	27,900	41,986
*	Moura Dubeux Engenharia S/A	11,800	14,655
	Movida Participacoes SA	26,076	95,729
	MRV Engenharia e Participacoes SA	62,100	129,627
	Multiplan Empreendimentos Imobiliarios SA	56,491	281,658
	Natura & Co. Holding SA	102,345	384,833
	Porto Seguro SA	36,268	149,284
	Positivo Tecnologia SA	18,900	29,856
	Sao Carlos Empreendimentos e Participacoes SA	6,400	47,638
	Sao Martinho SA	31,652	297,125
Ω	Ser Educacional SA	13,793	26,113
	Sinqia SA	11,154	41,941
	SLC Agricola SA	22,819	244,208
	Sul America SA	75,261	404,319
	Tegma Gestao Logistica SA	7,300	20,937
	TIM SA	157,083	428,297
	Trisul SA	15,300	12,286
	Tupy SA	14,696	60,818
	Ultrapar Participacoes SA	126,297	333,883
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	39,578
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	11,559	21,065
*	Via SA	29,800	17,902
	Vibra Energia SA	148,599	634,798
	Vulcabras Azaleia SA	17,600	34,923
	YDUQS Participacoes SA	54,170	176,624

TOTAL BRAZIL			7,992,508

CANADA — (8.1%)
*	5N Plus, Inc.	24,802	37,841
	Acadian Timber Corp.	3,300	48,370
*	Aclara Resources, Inc.	8,939	4,105
*	Advantage Energy Ltd.	59,400	496,137
	Aecon Group, Inc.	18,709	218,016
	AG Growth International, Inc.	5,200	157,419
	AGF Management Ltd., Class B	22,400	122,928
*	Aimia, Inc.	20,663	79,136
	Alamos Gold, Inc.,Class A	115,206	894,905
	Alaris Equity Partners Income	11,300	162,993
	Algoma Central Corp.	3,700	49,712
	AltaGas Ltd.	79,473	1,817,551
	Altius Minerals Corp.	12,010	200,439
	Amerigo Resources Ltd.	35,600	44,062
	Andrew Peller Ltd., Class A	8,402	44,212
	ARC Resources Ltd.	97,202	1,347,578
*	Argonaut Gold, Inc.	83,616	139,940
*	Aurora Cannabis, Inc.	48,561	147,140
	B2Gold Corp.	270,066	1,147,520
*	Baytex Energy Corp.	35,607	182,103

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Birchcliff Energy Ltd.	82,787	$605,766
	Bird Construction, Inc.	14,359	96,125
	Black Diamond Group Ltd.	9,300	31,636
*	Calfrac Well Services Ltd.	7,608	29,848
	Calian Group Ltd.	2,744	151,484
*	Calibre Mining Corp.	35,119	38,819
	Canaccord Genuity Group, Inc.	26,900	236,617
	Canacol Energy Ltd.	30,949	68,660
	Canadian Tire Corp. Ltd., Class A	4,911	676,450
	Canadian Western Bank	25,824	651,505
*	Canfor Corp.	18,200	346,815
*	Canfor Pulp Products, Inc.	6,700	29,467
*	Canopy Growth Corp.	9,900	56,529
*	Capstone Copper Corp.	103,988	473,537
*	Cardinal Energy Ltd.	36,370	193,932
	Cascades, Inc.	27,037	265,813
*	Celestica, Inc.	31,199	350,533
	Cenovus Energy, Inc.	41,578	768,674
	Centerra Gold, Inc.	64,400	596,050
	CES Energy Solutions Corp.	68,511	140,259
	CI Financial Corp.	5,300	69,104
	Cogeco Communications, Inc.	3,921	322,006
	Cogeco, Inc.	1,600	95,279
*	Colabor Group, Inc.	12,300	8,521
*	Conifex Timber, Inc.	8,294	11,686
*	Copper Mountain Mining Corp.	45,910	102,566
	Corus Entertainment, Inc., Class B	64,443	211,190
	Crescent Point Energy Corp.	171,589	1,188,155
*	Cronos Group, Inc.	18,042	54,487
	Dexterra Group, Inc.	11,120	61,198
	Doman Building Materials Group Ltd.	18,957	105,362
	Dorel Industries, Inc., Class B	6,676	43,185
	DREAM Unlimited Corp., Class A	10,700	384,805
	Dundee Precious Metals, Inc.	61,438	355,816
	Dynacor Gold Mines, Inc.	10,400	25,258
	E-L Financial Corp. Ltd.	500	344,841
*	Eldorado Gold Corp.	51,945	504,696
	Empire Co. Ltd., Class A	26,682	881,265
	Endeavour Mining PLC	30,462	745,522
	Enerflex Ltd.	26,029	179,517
*	Ensign Energy Services, Inc.	41,062	130,092
*	Equinox Gold Corp.	72,649	517,992
	Equitable Group, Inc.	6,106	274,013
	Exchange Income Corp.	4,867	157,037
	Exco Technologies Ltd.	7,000	46,916
	Finning International, Inc.	20,658	581,154
	First Majestic Silver Corp.	45,583	469,505
*	Fortuna Silver Mines, Inc.	73,532	256,507
*	Frontera Energy Corp.	14,808	159,417
*	Galiano Gold, Inc.	46,170	20,845
	Gamehost, Inc.	1,600	10,313
*	Gear Energy Ltd.	9,672	11,218
*	GoldMoney, Inc.	8,400	12,293
*	Gran Tierra Energy, Inc.	80,760	130,131
	Hammond Power Solutions, Inc.	2,700	26,734
	Hardwoods Distribution, Inc.	1,900	48,068
*	Heroux-Devtek, Inc.	8,200	97,788
	High Liner Foods, Inc.	6,800	63,202
	HLS Therapeutics, Inc.	3,200	34,126

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Home Capital Group, Inc.	16,933	$422,320
	Hudbay Minerals, Inc.	63,353	405,866
*	i-80 Gold Corp.	20,913	54,861
	iA Financial Corp., Inc.	30,144	1,576,128
*	IAMGOLD Corp.	159,400	450,176
	Interfor Corp.	15,644	445,945
*	Journey Energy, Inc.	9,502	35,504
*	Karora Resources, Inc.	45,210	232,270
	K-Bro Linen, Inc.	2,700	66,247
*	Kelt Exploration Ltd.	39,890	205,870
	Kinross Gold Corp.	361,657	1,831,845
	KP Tissue, Inc.	3,200	27,824
	Lassonde Industries, Inc., Class A	900	96,302
	Laurentian Bank of Canada	13,195	401,299
	Leon’s Furniture Ltd.	8,521	130,006
*	Lightspeed Commerce, Inc.	2,895	64,703
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	541,970
	Logistec Corp., Class B	700	23,965
*	Lucara Diamond Corp.	96,116	46,388
	Lundin Mining Corp.	115,588	1,055,422
	Magellan Aerospace Corp.	4,379	33,405
*	Mandalay Resources Corp.	16,200	45,145
	Maple Leaf Foods, Inc.	20,749	456,925
	Martinrea International, Inc.	26,137	156,051
*	MDF Commerce, Inc.	2,900	5,689
	Medical Facilities Corp.	7,992	61,776
*	MEG Energy Corp.	81,109	1,218,545
	Melcor Developments Ltd.	4,500	54,050
	Methanex Corp.	15,692	786,857
	MTY Food Group, Inc.	4,328	174,953
	Mullen Group Ltd.	27,386	261,997
	Neo Performance Materials, Inc.	1,628	16,360
*	New Gold, Inc.	163,375	237,817
	NFI Group, Inc.	15,023	137,875
	North American Construction Group Ltd.	6,908	87,179
*	NuVista Energy Ltd.	53,200	453,876
*	OceanaGold Corp.	222,536	554,326
	Osisko Gold Royalties Ltd.	36,638	450,789
	Pan American Silver Corp.	2,765	68,489
	Paramount Resources Ltd., Class A	19,972	482,871
	Parex Resources, Inc.	30,636	597,147
	Park Lawn Corp.	10,023	265,116
	Pason Systems, Inc.	18,400	232,175
	Peyto Exploration & Development Corp.	55,112	561,566
	PHX Energy Services Corp.	11,400	61,763
	Pizza Pizza Royalty Corp.	7,500	78,990
	Polaris Infrastructure, Inc.	6,400	93,610
*	Precision Drilling Corp.	4,080	293,519
	Primo Water Corp.	36,100	528,019
	Primo Water Corp.	3,100	45,384
	Quarterhill, Inc.	34,899	60,852
	Rogers Sugar, Inc.	23,600	112,245
*	Roots Corp.	9,200	23,275
	Russel Metals, Inc.	15,034	400,704
	Sandstorm Gold Ltd.	46,764	346,521
	Savaria Corp.	900	10,747
	Secure Energy Services, Inc.	63,695	326,743
	Shaw Communications, Inc., Class B	49,246	1,466,546

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	ShawCor Ltd.	19,184	$72,576
	Sienna Senior Living, Inc.	13,200	142,722
	Sierra Metals, Inc.	8,173	8,255
	SNC-Lavalin Group, Inc.	35,611	791,972
	SSR Mining, Inc.	62,368	1,372,170
	Stella-Jones, Inc.	14,009	387,125
*Ω	STEP Energy Services Ltd.	5,100	15,959
	Sundial Growers, Inc.	48,675	22,848
*	SunOpta, Inc.	3,534	19,402
	Superior Plus Corp.	32,934	290,462
	Supremex, Inc.	4,400	11,508
*	Taiga Building Products Ltd.	11,800	23,606
	Tamarack Valley Energy Ltd.	50,709	198,549
*	Taseko Mines Ltd.	92,887	179,885
	TerraVest Industries, Inc.	700	12,151
	Tidewater Midstream & Infrastructure Ltd.	79,505	77,979
	TMX Group Ltd.	3,289	334,853
*	Torex Gold Resources, Inc.	26,700	298,872
*	Total Energy Services, Inc.	11,832	74,327
	Tourmaline Oil Corp.	49,686	2,558,849
	TransAlta Corp.	40,867	438,366
	Transcontinental, Inc., Class A	22,623	283,173
	TransGlobe Energy Corp.	24,100	106,557
	Tree Island Steel Ltd.	2,700	9,584
*	Trican Well Service Ltd.	59,975	209,154
*	Turquoise Hill Resources Ltd.	28,479	776,156
*	Uni-Select, Inc.	12,550	294,834
	Vermilion Energy, Inc.	45,347	883,474
	VersaBank	3,835	38,868
*	Victoria Gold Corp.	1,344	14,647
*	Viemed Healthcare, Inc.	8,153	40,602
	Wajax Corp.	6,900	104,200
	West Fraser Timber Co. Ltd.	22,382	1,967,063
	Western Forest Products, Inc.	106,255	170,385
	Westshore Terminals Investment Corp.	9,800	262,651
	Whitecap Resources, Inc.	143,960	1,180,006
	Winpak Ltd.	8,514	281,602
	Yamana Gold, Inc.	287,677	1,587,581

TOTAL CANADA			56,800,217

CHILE — (0.1%)
*	Camanchaca SA	88,923	4,369
	CAP SA	1,356	16,819
	Cencosud SA	23,688	37,917
	Cia Sud Americana de Vapores SA	1,155,093	130,577
*	Clinica Las Condes SA	742	13,205
	Empresa Nacional de Telecomunicaciones SA	13,309	48,616
	Empresas CMPC SA	69,091	102,977
	Grupo Security SA	256,604	33,250
	Inversiones Aguas Metropolitanas SA	75,503	29,662
	Inversiones La Construccion SA	3,485	14,140
	Itau CorpBanca Chile SA	16,316,438	33,292
	Itau CorpBanca Chile SA, ADR	1,709	5,161
	PAZ Corp. SA	7,807	2,710
	Ripley Corp. SA	163,691	25,530
	Salfacorp SA	79,404	24,210
	Sigdo Koppers SA	49,252	42,739
	SMU SA	314,096	29,798
	Sociedad Matriz SAAM SA	327,976	20,384

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Socovesa SA	37,323	$4,727
	SONDA SA	54,570	18,622

TOTAL CHILE			638,705

CHINA — (7.1%)
*	21Vianet Group, Inc., ADR	16,093	96,075
*Ω	3SBio, Inc.	220,000	155,208
	5I5J Holding Group Co. Ltd., Class A	28,000	12,119
#	AAC Technologies Holdings, Inc.	132,500	309,491
Ω	AAG Energy Holdings Ltd.	149,000	28,261
	Accelink Technologies Co. Ltd., Class A	5,700	12,949
	ADAMA Ltd., Class A	16,500	23,779
	Addsino Co. Ltd., Class A	17,200	23,341
	Advanced Technology & Materials Co. Ltd., Class A	23,600	24,725
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	15,800	18,477
#	Agile Group Holdings Ltd.	310,000	148,456
	AKM Industrial Co. Ltd.	90,000	20,528
*	Alibaba Pictures Group Ltd.	1,860,000	156,942
Ω	A-Living Smart City Services Co. Ltd.	96,000	151,831
	Allmed Medical Products Co. Ltd., Class A	10,400	16,932
*	Alpha Group, Class A	23,900	13,375
#*	Aluminum Corp. of China Ltd., Class H	930,000	426,479
	Angang Steel Co. Ltd., Class H	264,200	115,569
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	34,202
	Anhui Guangxin Agrochemical Co. Ltd., Class A	5,100	27,486
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	22,225
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	23,900	18,475
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	13,977
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	15,726
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	11,700	20,758
*	Anton Oilfield Services Group	432,000	23,705
	Aoshikang Technology Co. Ltd., Class A	2,000	18,372
	APT Satellite Holdings Ltd.	81,000	24,093
	Asia Cement China Holdings Corp.	100,500	64,824
Ω	AsiaInfo Technologies Ltd.	26,000	43,835
	AviChina Industry & Technology Co. Ltd., Class H	532,000	288,643
Ω	BAIC Motor Corp. Ltd., Class H	297,000	92,748
	Bank of Changsha Co. Ltd., Class A	47,200	52,987
	Bank of Chengdu Co. Ltd., Class A	13,600	34,443
	Bank of Chongqing Co. Ltd., Class H	106,000	60,015
	Bank of Guiyang Co. Ltd., Class A	46,500	43,234
	Bank of Suzhou Co. Ltd., Class A	48,400	52,753
*	Bank of Tianjin Co. Ltd., Class H	63,000	16,322
*Ω	Bank of Zhengzhou Co. Ltd., Class H	33,880	6,585
*	Baoye Group Co. Ltd., Class H	46,000	23,141
#*	Baozun, Inc., Class A	28,500	71,690
	BBMG Corp., Class H	345,000	56,449
	Beibuwan Port Co. Ltd., Class A	16,200	18,360
	Beijing Capital Development Co. Ltd., Class A	28,800	24,831
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	98,890	43,523
*	Beijing Capital International Airport Co. Ltd., Class H	342,000	186,837
*	Beijing Energy International Holding Co. Ltd.	946,000	31,198
*	Beijing Enterprises Clean Energy Group Ltd.	2,900,000	27,620
	Beijing Enterprises Holdings Ltd.	88,500	299,187
*	Beijing Enterprises Urban Resources Group Ltd.	360,000	36,426
	Beijing Enterprises Water Group Ltd.	966,000	312,489
*††	Beijing Gas Blue Sky Holdings Ltd.	824,000	2,289
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	8,400	18,172
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	29,534

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing North Star Co. Ltd., Class H	146,000	$19,730
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	28,700	9,573
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	10,800	13,367
	Beijing Originwater Technology Co. Ltd., Class A	52,600	37,156
	Beijing Shunxin Agriculture Co. Ltd., Class A	8,700	26,838
	Beijing Sinnet Technology Co. Ltd., Class A	19,300	28,058
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	8,718
	Beijing Strong Biotechnologies, Inc., Class A	7,500	16,019
	Beijing Thunisoft Corp. Ltd., Class A	7,700	7,893
*	Beijing Ultrapower Software Co. Ltd., Class A	28,300	16,010
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	16,075
	Beijing Yanjing Brewery Co. Ltd., Class A	43,789	45,315
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	17,480	28,230
*	Berry Genomics Co. Ltd., Class A	6,600	12,880
	Bestsun Energy Co. Ltd., Class A	22,800	15,020
	Better Life Commercial Chain Share Co. Ltd., Class A	9,100	12,188
	Binhai Investment Co. Ltd.	52,000	10,055
	Black Peony Group Co. Ltd., Class A	16,600	22,373
	Blue Sail Medical Co. Ltd., Class A	12,400	16,693
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,800	20,541
Ω	BOC Aviation Ltd.	44,800	351,428
	Bright Dairy & Food Co. Ltd., Class A	20,200	33,646
*	Brilliance China Automotive Holdings Ltd.	712,000	250,980
	B-Soft Co. Ltd., Class A	17,500	15,858
	BYD Electronic International Co. Ltd.	107,000	213,288
	C&D International Investment Group Ltd.	35,000	85,899
	Cabbeen Fashion Ltd.	48,000	16,173
	Caitong Securities Co. Ltd., Class A	61,620	66,039
	Camel Group Co. Ltd., Class A	11,700	14,650
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	17,100	11,604
	Canny Elevator Co. Ltd., Class A	12,300	13,163
*	Capital Environment Holdings Ltd.	1,066,000	21,923
	Carrianna Group Holdings Co. Ltd.	118,000	7,502
	CECEP Solar Energy Co. Ltd., Class A	38,300	38,545
	CECEP Wind-Power Corp., Class A	52,500	31,771
	Central China Management Co. Ltd.	166,000	25,999
	Central China Real Estate Ltd.	166,000	14,269
	Central China Securities Co. Ltd., Class H	169,000	27,398
	CGN New Energy Holdings Co. Ltd.	216,000	94,524
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	17,556
	Changchun Faway Automobile Components Co. Ltd., Class A	9,900	12,309
	Changjiang Securities Co. Ltd., Class A	57,600	48,085
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	24,600	30,996
	Chaowei Power Holdings Ltd.	96,000	20,553
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	20,123
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	16,633
	Chengdu Wintrue Holding Co. Ltd., Class A	10,400	21,624
	Chengtun Mining Group Co. Ltd., Class A	29,600	30,966
*	Chengzhi Co. Ltd., Class A	18,300	26,144
	China Aerospace International Holdings Ltd.	540,000	32,680
	China Aircraft Leasing Group Holdings Ltd.	31,500	21,165
Ω	China Bohai Bank Co. Ltd., Class H	451,500	73,847
#*	China Boton Group Co. Ltd.	52,000	19,561
*	China CAMC Engineering Co. Ltd., Class A	10,100	13,124
	China Cinda Asset Management Co. Ltd., Class H	1,575,000	265,584
	China Coal Energy Co. Ltd., Class H	422,000	355,267
	China Communications Services Corp. Ltd., Class H	418,000	190,374
*	China Conch Environment Protection Holdings Ltd.	180,500	154,576

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Conch Venture Holdings Ltd.	180,500	$468,717
*	China CYTS Tours Holding Co. Ltd., Class A	12,000	18,628
	China Design Group Co. Ltd., Class A	12,100	15,407
*	China Dili Group.	516,800	123,081
*	China Eastern Airlines Corp. Ltd., ADR	511	8,585
*	China Eastern Airlines Corp. Ltd., Class H	186,000	62,635
*	China Electronics Huada Technology Co. Ltd.	240,000	16,151
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	27,351
*	China Energy Engineering Corp.Ltd.	237,203	86,395
	China Energy Engineering Corp. Ltd., Class H	834,000	114,336
Ω	China Everbright Greentech Ltd.	99,000	25,538
	China Everbright Water Ltd.	62,444	13,247
	China Express Airlines Co. Ltd., Class A	11,000	17,076
	China Foods Ltd.	162,000	57,868
	China Galaxy Securities Co. Ltd., Class H	576,000	313,300
	China Gas Holdings Ltd.	471,400	574,621
#	China Glass Holdings Ltd.	190,000	32,478
	China Gold International Resources Corp. Ltd.	61,049	228,105
	China Great Wall Securities Co. Ltd., Class A	26,200	32,460
*	China Green Agriculture, Inc.	1,150	10,212
	China Hanking Holdings Ltd.	63,000	11,497
	China Harmony Auto Holding Ltd.	162,000	75,825
	China Harzone Industry Corp. Ltd., Class A	14,600	15,155
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	20,769
*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	40,755
	China Hongqiao Group Ltd.	381,500	474,673
††	China Huiyuan Juice Group Ltd.	110,500	4,937
	China International Marine Containers Group Co. Ltd., Class H	123,680	170,104
	China Isotope & Radiation Corp.	6,400	15,729
	China Jinmao Holdings Group Ltd.	1,052,000	345,745
	China Kepei Education Group Ltd.	46,000	12,773
	China Lesso Group Holdings Ltd.	166,000	207,588
	China Lilang Ltd.	89,000	42,999
*Ω	China Literature Ltd.	47,600	200,021
*	China Maple Leaf Educational Systems Ltd.	208,000	9,253
	China Medical System Holdings Ltd.	149,000	213,330
	China Merchants Energy Shipping Co. Ltd., Class A	83,880	64,731
	China Merchants Land Ltd.	276,000	26,124
	China Merchants Port Holdings Co. Ltd.	315,299	550,448
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	36,433
	China Modern Dairy Holdings Ltd.	635,000	92,407
	China National Accord Medicines Corp. Ltd., Class A	5,600	24,258
	China National Building Material Co. Ltd., Class H	918,200	1,221,951
	China National Medicines Corp. Ltd., Class A	13,000	57,932
Ω	China New Higher Education Group Ltd.	126,000	44,151
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	15,639
*	China Nuclear Energy Technology Corp. Ltd.	112,000	12,414
*	China Oil & Gas Group Ltd.	920,000	45,912
	China Oilfield Services Ltd., Class H	180,000	184,277
	China Overseas Grand Oceans Group Ltd.	360,500	209,842
	China Publishing & Media Co. Ltd., Class A	20,600	14,033
	China Railway Group Ltd., Class H	200,000	140,073
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	83,844
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	20,714
	China Reinsurance Group Corp., Class H	1,048,000	91,374
Ω	China Renaissance Holdings Ltd.	16,500	20,775
	China Resources Cement Holdings Ltd.	476,000	394,955
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	10,600	48,022

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co. Ltd.	184,000	$102,101
Ω	China Resources Pharmaceutical Group Ltd.	315,000	165,998
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,900	60,854
	China Risun Group Ltd.	177,000	89,111
	China Sanjiang Fine Chemicals Co. Ltd.	169,000	34,130
	China SCE Group Holdings Ltd.	441,000	78,906
*	China Shanshui Cement Group Ltd.	270,000	79,049
#*Ω	China Shengmu Organic Milk Ltd.	623,000	28,453
	China Shuifa Singyes Energy Holdings Ltd.	151,000	20,420
#	China South City Holdings Ltd.	778,000	73,371
	China South Publishing & Media Group Co. Ltd., Class A	18,500	26,922
#*	China Southern Airlines Co. Ltd., Class H	412,000	230,097
	China State Construction Development Holdings Ltd.	52,000	15,778
	China State Construction International Holdings Ltd.	316,000	407,842
*	China Sunshine Paper Holdings Co. Ltd.	134,000	36,687
	China Taiping Insurance Holdings Co. Ltd.	286,400	327,431
*	China Tianbao Group Development Co. Ltd.	35,000	14,835
#*	China Tianrui Group Cement Co. Ltd.	50,000	37,398
*	China Tianying, Inc., Class A	27,400	17,590
	China Traditional Chinese Medicine Holdings Co. Ltd.	520,000	253,355
	China TransInfo Technology Co. Ltd., Class A	17,800	22,939
*	China Tungsten & Hightech Materials Co. Ltd., Class A	10,100	14,972
Ω	China Vast Industrial Urban Development Co. Ltd.	95,000	22,743
	China West Construction Group Co. Ltd., Class A	13,900	16,564
Ω	China Xinhua Education Group Ltd.	30,000	5,455
	China XLX Fertiliser Ltd.	112,000	96,108
	China Yongda Automobiles Services Holdings Ltd.	187,500	173,865
*	China ZhengTong Auto Services Holdings Ltd.	390,000	26,786
	China Zheshang Bank Co. Ltd., Class H	234,000	99,112
*††	China Zhongwang Holdings Ltd.	319,600	25,659
	Chinasoft International Ltd.	310,000	250,834
	Chongqing Department Store Co. Ltd., Class A	4,700	19,788
	Chongqing Dima Industry Co. Ltd., Class A	54,600	18,020
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	7,500	13,982
*	Chongqing Iron & Steel Co. Ltd., Class H	120,000	17,125
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	17,195
	Chongqing Rural Commercial Bank Co. Ltd., Class H	390,000	151,436
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	14,834
	CIFI Holdings Group Co. Ltd.	647,817	311,611
#	CIMC Enric Holdings Ltd.	120,000	125,898
*	Cinda Real Estate Co. Ltd., Class A	18,201	17,940
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	18,632
*	CITIC Guoan Information Industry Co. Ltd., Class A	61,500	28,724
*	CITIC Resources Holdings Ltd.	470,000	32,943
*	Citychamp Watch & Jewellery Group Ltd.	196,000	26,090
	CMST Development Co. Ltd., Class A	24,300	20,279
	CNHTC Jinan Truck Co. Ltd., Class A	14,420	21,399
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	12,500	13,821
	CNOOC Energy Technology & Services Ltd., Class A	77,500	27,805
	COFCO Biotechnology Co. Ltd., Class A	24,800	30,658
	COFCO Joycome Foods Ltd.	409,000	166,414
*Ω	Cogobuy Group	66,000	17,923
*	Comba Telecom Systems Holdings Ltd.	70,000	11,754
	Concord New Energy Group Ltd.	1,130,000	104,012
	Consun Pharmaceutical Group Ltd.	68,000	39,629
#*	Continental Aerospace Technologies Holding Ltd.	846,000	10,382
*	Coolpad Group Ltd.	528,000	12,018
	COSCO SHIPPING Development Co. Ltd., Class H	845,000	165,635
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	214,000	112,269

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Cosmo Lady China Holdings Co. Ltd.	71,000	$3,203
	Country Garden Holdings Co. Ltd.	1,194,000	825,862
	CPMC Holdings Ltd.	124,000	61,606
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	21,639
*	Crazy Sports Group Ltd.	304,000	12,034
	CSG Holding Co. Ltd., Class A	23,200	19,584
	D&O Home Collection Group Co. Ltd., Class A	5,700	7,457
	Da Ming International Holdings Ltd.	72,000	24,621
	DaFa Properties Group Ltd.	50,000	24,226
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	15,592
	Dare Power Dekor Home Co. Ltd., Class A	6,400	8,227
	Dashang Co. Ltd., Class A	12,618	39,544
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	18,310
	Dazzle Fashion Co. Ltd., Class A	7,000	15,320
	DBG Technology Co. Ltd., Class A	11,100	14,867
	Deppon Logistics Co. Ltd., Class A	6,000	12,453
#	Dexin China Holdings Co. Ltd.	150,000	56,703
	DHC Software Co. Ltd., Class A	27,900	24,399
	Dian Diagnostics Group Co. Ltd., Class A	5,900	29,153
	Digital China Group Co. Ltd., Class A	8,002	16,528
	Digital China Information Service Co. Ltd., Class A	10,300	16,353
	Dong-E-E-Jiao Co. Ltd., Class A	6,500	29,730
*	Dongfang Electronics Co. Ltd., Class A	20,400	16,628
	Dongfeng Motor Group Co. Ltd., Class H	476,000	347,240
	Dongguan Development Holdings Co. Ltd., Class A	12,900	17,987
	Dongjiang Environmental Co. Ltd., Class H	33,400	12,126
	Dongxing Securities Co. Ltd., Class A	36,800	45,613
	Dongyue Group Ltd.	246,000	289,612
*	DouYu International Holdings Ltd., ADR	30,580	54,127
	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	24,070
	East Group Co. Ltd., Class A	21,900	21,048
	E-Commodities Holdings Ltd.	216,000	48,468
	Edvantage Group Holdings Ltd.	46,000	15,854
	EEKA Fashion Holdings Ltd.	32,500	52,409
	EIT Environmental Development Group Co. Ltd., Class A	4,900	14,418
#	Essex Bio-technology Ltd.	43,000	21,668
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	32,988
#	EVA Precision Industrial Holdings Ltd.	164,000	31,336
Ω	Everbright Securities Co. Ltd., Class H	13,400	8,277
	Fangda Special Steel Technology Co. Ltd., Class A	26,900	34,081
	Fanhua, Inc., Sponsored ADR	7,766	47,217
	FAWER Automotive Parts Co. Ltd., Class A	15,600	11,178
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	9,620	19,490
*	FIH Mobile Ltd.	758,000	94,086
	Financial Street Holdings Co. Ltd., Class A	39,900	38,960
	First Capital Securities Co. Ltd., Class A	22,500	18,770
	Fosun International Ltd.	522,000	550,131
	Fountain SET Holdings Ltd.	142,000	25,304
	FriendTimes, Inc.	88,000	14,339
	Fufeng Group Ltd.	256,000	128,250
	Fujian Funeng Co. Ltd., Class A	19,100	36,326
	Fujian Green Pine Co. Ltd., Class A	9,600	8,643
	Fujian Longking Co. Ltd., Class A	24,700	32,136
	Fujian Star-net Communication Co. Ltd., Class A	5,600	18,313
*	Fujian Sunner Development Co. Ltd., Class A	13,100	32,238
	Fulongma Group Co. Ltd., Class A	10,300	14,256
	Gansu Qilianshan Cement Group Co. Ltd., Class A	7,600	12,346
	Gansu Shangfeng Cement Co. Ltd., Class A	7,600	24,004
	GCI Science & Technology Co. Ltd., Class A	10,000	28,485

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	GDS Holdings Ltd., Class A	18,600	$74,711
	Gemdale Corp., Class A	50,904	110,511
	Gemdale Properties & Investment Corp. Ltd.	1,178,000	124,942
*	Genimous Technology Co. Ltd., Class A	25,100	19,485
	Giant Network Group Co. Ltd., Class A	20,000	24,879
*	Glorious Property Holdings Ltd.	64,000	1,313
*	Glory Sun Financial Group Ltd.	1,808,000	17,509
	Golden Eagle Retail Group Ltd.	46,000	32,327
*	Golden Wheel Tiandi Holdings Co. Ltd.	110,000	1,988
	Goldenmax International Technology Ltd., Class A	9,000	10,884
	Goldlion Holdings Ltd.	60,000	11,571
*	Goodbaby International Holdings Ltd.	272,000	34,169
*	Grand Baoxin Auto Group Ltd.	153,000	11,002
	Grand Pharmaceutical Group Ltd., Class L	174,500	106,890
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	41,946
	Greattown Holdings Ltd., Class A	24,300	11,683
	Greatview Aseptic Packaging Co. Ltd.	145,000	39,415
	Greenland Hong Kong Holdings Ltd.	219,000	45,526
	Greentown China Holdings Ltd.	160,500	281,854
*	Guangdong Advertising Group Co. Ltd., Class A	27,400	17,216
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	12,802
*	Guangdong HEC Technology Holding Co. Ltd., Class A	37,400	35,483
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	12,600	8,171
	Guangdong Tapai Group Co. Ltd., Class A	11,600	15,376
	Guangdong Topstar Technology Co. Ltd., Class A	7,800	11,371
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	16,603
*	Guangshen Railway Co. Ltd., Class H	294,000	49,111
	Guangxi Liugong Machinery Co. Ltd., Class A	17,000	15,725
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	5,700	13,029
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	39,700	16,919
	Guangzhou Baiyun International Airport Co. Ltd., Class A	23,000	41,428
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	77,385
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	42,154
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	16,200	16,010
	Guangzhou R&F Properties Co. Ltd., Class H	187,200	69,494
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	1,300	4,913
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	17,297
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	17,900	17,938
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	18,503	23,028
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	21,419
	Guomai Technologies, Inc., Class A	21,300	16,432
*	Guosheng Financial Holding, Inc., Class A	16,000	19,988
	Guoyuan Securities Co. Ltd., Class A	62,010	56,353
*	Hainan Meilan International Airport Co. Ltd., Class H	26,000	49,159
	Hainan Strait Shipping Co. Ltd., Class A	24,000	17,900
	Haitian International Holdings Ltd.	96,000	236,297
	Haitong Securities Co. Ltd., Class H	208,000	145,262
	Hand Enterprise Solutions Co. Ltd., Class A	15,300	17,935
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	8,300	19,326
	Hangcha Group Co. Ltd., Class A	8,200	18,113
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	18,419
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	30,400	37,888
	Hangzhou Century Co. Ltd., Class A	17,800	12,498
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	2,900	9,478
*Ω	Harbin Bank Co. Ltd., Class H	258,000	21,978
	Harbin Electric Co. Ltd., Class H	108,000	28,598
*	Harbin Pharmaceutical Group Co. Ltd., Class A	112,200	48,889
††	Harmonicare Medical Holdings Ltd.	118,000	5,752
	HBIS Resources Co. Ltd., Class A	5,700	12,328

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	HC Group, Inc.	168,000	$10,441
	Health & Happiness H&H International Holdings Ltd.	33,500	36,819
#	Hebei Construction Group Corp. Ltd., Class H	58,000	6,978
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	19,042
	Hello Group, Inc., Sponsored ADR	35,884	190,903
	Henan Pinggao Electric Co. Ltd., Class A	20,100	19,908
	Henan Shenhuo Coal & Power Co. Ltd., Class A	32,400	58,927
	Henan Thinker Automatic Equipment Co. Ltd., Class A	5,600	14,790
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	16,983
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	19,959
	Hengan International Group Co. Ltd.	102,000	482,034
	Hengtong Optic-electric Co. Ltd., Class A	23,600	35,790
	Hengyi Petrochemical Co. Ltd., Class A	47,400	54,640
	Hesteel Co. Ltd., Class A	133,300	46,886
	Hexing Electrical Co. Ltd., Class A	5,492	9,415
	Hisense Home Appliances Group Co. Ltd., Class H	68,000	66,066
*	Holitech Technology Co. Ltd., Class A	31,600	14,187
*	Homeland Interactive Technology Ltd.	52,000	9,069
	Hongda Xingye Co. Ltd., Class A	24,900	12,988
*	Honghua Group Ltd.	573,000	17,999
*††Ω	Honworld Group Ltd.	49,000	3,594
Ω	Hope Education Group Co. Ltd.	396,000	23,957
	Hopson Development Holdings Ltd.	169,500	326,812
††	Hua Han Health Industry Holdings Ltd.	604,000	4,334
	Huaan Securities Co. Ltd., Class A	44,460	29,196
	Huafa Industrial Co. Ltd. Zhuhai, Class A	22,100	25,580
	Huafon Chemical Co. Ltd., Class A	41,600	48,775
*	Huafon Microfibre Shanghai Technology Co. Ltd.	20,900	11,314
	Huafu Fashion Co. Ltd., Class A	27,700	15,186
	Huagong Tech Co. Ltd., Class A	6,100	15,438
	Huaibei Mining Holdings Co. Ltd., Class A	21,800	46,581
	Huapont Life Sciences Co. Ltd., Class A	24,200	18,225
#Ω	Huatai Securities Co. Ltd., Class H	206,600	283,957
	Huaxi Securities Co. Ltd., Class A	40,400	42,495
	Huaxin Cement Co. Ltd., Class A	17,300	57,156
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,000	32,544
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	30,966
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,500	45,679
*	Huishang Bank Corp. Ltd., Class H	173,800	55,366
*	Hunan Gold Corp. Ltd., Class A	19,200	26,787
	Hunan Valin Steel Co. Ltd., Class A	89,800	78,729
*	HUYA, Inc., ADR	14,945	61,723
	Hytera Communications Corp. Ltd., Class A	23,700	16,462
*	HyUnion Holding Co. Ltd., Class A	23,200	25,456
*Ω	iDreamSky Technology Holdings Ltd.	71,600	36,641
	IKD Co. Ltd., Class A	4,900	7,889
Ω	IMAX China Holding, Inc.	13,500	15,157
	Infore Environment Technology Group Co. Ltd., Class A	36,100	24,273
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	23,000	50,357
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	12,600	54,118
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,700	57,811
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	19,300	19,528
	Inner Mongolia Yitai Coal Co. Ltd., Class H	28,300	43,775
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	43,200	55,122
*	Innuovo Technology Co. Ltd., Class A	17,900	16,122
	Intco Medical Technology Co. Ltd., Class A	3,100	13,476
*	IRICO Group New Energy Co. Ltd., Class H	6,600	7,313
	IVD Medical Holding Ltd.	81,000	27,298

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JH Educational Technology, Inc.	40,000	$20,502
	Jiajiayue Group Co. Ltd., Class A	10,300	18,919
	Jiangling Motors Corp. Ltd., Class A	5,500	9,638
#*	Jiangnan Group Ltd.	1,026,000	31,665
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	46,582
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	20,024
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	29,000	62,524
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	21,900	15,123
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,300	22,350
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	22,082
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	13,900	26,101
	Jiangsu Shagang Co. Ltd., Class A	21,700	15,406
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,400	21,004
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	21,600	20,281
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	59,800	35,655
	Jiangxi Bank Co. Ltd., Class H	66,000	10,942
	Jiangxi Copper Co. Ltd., Class H	196,000	306,588
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	9,600	15,501
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,600	16,202
	Jiangxi Zhengbang Technology Co. Ltd., Class A	36,700	32,263
	Jiangzhong Pharmaceutical Co. Ltd., Class A	11,300	22,476
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,700	13,312
#	Jiayuan International Group Ltd.	217,418	32,941
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	32,411	9,908
	Jinduicheng Molybdenum Co. Ltd., Class A	20,700	23,318
	Jingrui Holdings Ltd.	113,000	23,379
*	JinkoSolar Holding Co. Ltd., ADR	8,667	444,270
*	Jinmao Property Services Co. Ltd.	15,891	11,847
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	14,400	26,881
	Jinneng Science&Technology Co. Ltd., Class A	14,000	20,520
	Jiuzhitang Co. Ltd., Class A	14,600	18,540
	Jizhong Energy Resources Co. Ltd., Class A	56,900	64,822
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	45,435
	Jointown Pharmaceutical Group Co. Ltd., Class A	23,900	46,373
	Joy City Property Ltd.	762,000	28,994
	JSTI Group, Class A	22,800	27,035
	Ju Teng International Holdings Ltd.	128,000	22,708
	JY Grandmark Holdings Ltd.	50,000	13,487
	Kaisa Prosperity Holdings Ltd.	9,000	6,693
	Kaiser China Cultural Co. Ltd., Class A	14,400	11,493
	Kaishan Group Co. Ltd., Class A	9,700	18,887
*Ω	Kangda International Environmental Co. Ltd.	94,000	8,321
*	Kasen International Holdings Ltd.	167,000	11,083
	Kehua Data Co. Ltd., Class A	4,900	14,510
	Kinetic Development Group Ltd.	342,000	28,413
	Kingboard Holdings Ltd.	148,000	666,313
	Kingfa Sci & Tech Co. Ltd., Class A	28,500	35,593
	Kingsoft Corp. Ltd.	148,000	444,149
	Konka Group Co. Ltd., Class A	21,700	14,697
	KPC Pharmaceuticals, Inc., Class A	16,600	26,969
	Kunlun Energy Co. Ltd.	594,000	492,953
	Kunlun Tech Co. Ltd., Class A	14,100	30,463
	Kunming Yunnei Power Co. Ltd., Class A	42,200	15,975
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	11,400	11,928
#	KWG Group Holdings Ltd.	290,500	103,945
	KWG Living Group Holdings Ltd.	152,000	57,186
	Lao Feng Xiang Co. Ltd., Class A	5,000	29,607
*	Launch Tech Co. Ltd., Class H	62,500	18,683
	Lee & Man Chemical Co. Ltd.	38,000	32,499

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	278,000	$132,980
	Lee’s Pharmaceutical Holdings Ltd.	48,000	12,082
Ω	Legend Holdings Corp., Class H	95,700	113,229
	Leo Group Co. Ltd., Class A	102,800	25,984
	Lepu Medical Technology Beijing Co. Ltd., Class A	7,400	19,036
	Lianhe Chemical Technology Co. Ltd., Class A	10,100	20,159
	Liaoning Port Co. Ltd., Class H	284,000	24,844
	Lier Chemical Co. Ltd., Class A	7,560	23,862
*	Lifestyle China Group Ltd.	124,000	12,255
*	Lingyi iTech Guangdong Co., Class A	41,900	26,939
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	11,100	29,827
#	Logan Group Co. Ltd.	263,000	81,826
	Loncin Motor Co. Ltd., Class A	38,300	24,233
	Long Yuan Construction Group Co. Ltd., Class A	13,100	10,231
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	14,148
	Lonking Holdings Ltd.	411,000	113,465
	Luenmei Quantum Co. Ltd., Class A	23,600	24,169
	Luolai Lifestyle Technology Co. Ltd., Class A	7,800	14,744
*	Luoniushan Co. Ltd., Class A	14,800	12,951
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	11,700	11,695
	Luxi Chemical Group Co. Ltd., Class A	20,200	55,813
*Ω	Luye Pharma Group Ltd.	327,500	102,154
*	LVGEM China Real Estate Investment Co. Ltd.	210,000	28,341
	Maanshan Iron & Steel Co. Ltd., Class H	158,000	61,779
#*Ω	Maoyan Entertainment	72,600	57,275
*	Markor International Home Furnishings Co. Ltd., Class A	33,600	14,980
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,100	18,320
*	Meilleure Health International Industry Group Ltd.	432,000	19,943
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	29,600	22,304
#*Ω	Meitu, Inc.	269,000	31,855
	Metallurgical Corp. of China Ltd., Class H	362,000	92,679
Ω	Midea Real Estate Holding Ltd.	57,800	110,065
	Minmetals Land Ltd.	340,000	32,063
Ω	Minsheng Education Group Co. Ltd.	128,000	11,247
	Minth Group Ltd.	116,000	273,320
	MLS Co. Ltd., Class A	20,900	27,995
*	MMG Ltd.	552,000	232,765
	Monalisa Group Co. Ltd., Class A	5,300	10,542
*	Montnets Cloud Technology Group Co. Ltd., Class A	6,900	9,218
*	Nan Hai Corp. Ltd.	1,800,000	8,029
	NanJi E-Commerce Co. Ltd., Class A	27,200	19,628
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	40,566
*	Nanjing Sample Technology Co. Ltd., Class H	29,000	18,511
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	21,200	29,937
	NetDragon Websoft Holdings Ltd.	34,000	67,966
	New China Life Insurance Co. Ltd., Class H	150,400	381,068
*	New World Department Store China Ltd.	124,000	16,073
	Newland Digital Technology Co. Ltd., Class A	9,700	17,242
	Nexteer Automotive Group Ltd.	186,000	105,044
	Nine Dragons Paper Holdings Ltd.	370,000	326,760
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,500	17,108
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,900	16,380
	Ningbo Joyson Electronic Corp., Class A	14,800	24,272
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	14,272
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	17,839
	Northeast Securities Co. Ltd., Class A	37,100	36,586
*	Oceanwide Holdings Co. Ltd., Class A	49,000	10,966
	Offshore Oil Engineering Co. Ltd., Class A	62,700	38,759
	Opple Lighting Co. Ltd., Class A	6,900	16,718

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	ORG Technology Co. Ltd., Class A	27,900	$20,530
*	Orient Group, Inc., Class A	68,600	27,626
Ω	Orient Securities Co. Ltd., Class H	58,800	35,451
*	Ourpalm Co. Ltd., Class A	18,300	8,454
	Pacific Online Ltd.	71,000	11,254
	PAX Global Technology Ltd.	120,000	103,445
	PCI Technology Group Co. Ltd., Class A	18,500	16,437
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	57,584	22,808
	PhiChem Corp., Class A	4,600	14,761
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	35,800	78,213
*	Polaris Bay Group Co. Ltd., Class A	6,800	7,983
	Poly Property Group Co. Ltd.	498,000	125,114
*	Pou Sheng International Holdings Ltd.	447,000	51,727
#	Powerlong Real Estate Holdings Ltd.	329,000	111,563
	Prinx Chengshan Holding Ltd.	20,000	18,448
	Pujiang International Group Ltd.	26,000	8,974
	Q Technology Group Co. Ltd.	65,000	45,730
	Qingdao East Steel Tower Stock Co. Ltd., Class A	12,900	21,701
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	12,097
	Qingdao Gon Technology Co. Ltd., Class A	4,200	13,955
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	19,028
	Qingdao Rural Commercial Bank Corp., Class A	88,900	45,585
	Qinhuangdao Port Co. Ltd., Class H	148,000	22,605
	Radiance Holdings Group Co. Ltd.	42,000	22,809
	Rainbow Digital Commercial Co. Ltd., Class A	15,000	15,235
	Realcan Pharmaceutical Group Co. Ltd., Class A	29,300	15,989
*Ω	Red Star Macalline Group Corp. Ltd., Class H	112,520	47,555
Ω	Redco Properties Group Ltd.	156,000	43,392
#	Redsun Properties Group Ltd.	178,000	62,397
	Renhe Pharmacy Co. Ltd., Class A	12,900	11,785
	Renrui Human Resources Technology Holdings Ltd.	10,400	9,291
	RiseSun Real Estate Development Co. Ltd., Class A	55,800	31,693
	Riyue Heavy Industry Co. Ltd., Class A	5,100	12,502
	Rongan Property Co. Ltd., Class A	54,000	23,439
#	Ronshine China Holdings Ltd.	142,000	41,977
	Sai Micro Electronics, Inc., Class A	8,000	15,973
	Sansteel Minguang Co. Ltd. Fujian, Class A	21,400	22,234
	Sealand Securities Co. Ltd., Class A	60,600	30,716
	Seazen Group Ltd.	444,190	187,620
*	Secoo Holding Ltd., ADR	6,799	2,329
	SGIS Songshan Co. Ltd., Class A	27,100	15,056
	Shaanxi Construction Machinery Co. Ltd., Class A	13,400	14,339
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	29,416	46,144
	Shandong Bohui Paper Industrial Co. Ltd., Class A	17,000	18,149
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	16,200	44,503
#	Shandong Chenming Paper Holdings Ltd., Class H	93,000	36,538
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	10,800	31,047
	Shandong Humon Smelting Co. Ltd., Class A	11,000	15,773
	Shandong Linglong Tyre Co. Ltd., Class A	7,700	20,624
	Shandong Longda Meishi Co. Ltd., Class A	14,400	21,837
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	41,600	16,806
	Shandong Publishing & Media Co. Ltd., Class A	25,200	22,614
	Shandong Sun Paper Industry JSC Ltd., Class A	32,000	59,472
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	414,000	441,054
	Shandong Xiantan Co. Ltd., Class A	20,500	25,730
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	28,600	24,194
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	13,900	18,619
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	98,900	29,247
	Shanghai AJ Group Co. Ltd., Class A	15,900	14,193

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	17,600	$29,676
	Shanghai Construction Group Co. Ltd., Class A	83,100	40,666
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	7,400	12,585
	Shanghai Electric Group Co. Ltd., Class H	238,000	57,950
	Shanghai Environment Group Co. Ltd., Class A	11,300	16,429
	Shanghai Industrial Development Co. Ltd., Class A	59,300	36,065
	Shanghai Industrial Holdings Ltd.	85,000	125,208
	Shanghai Industrial Urban Development Group Ltd.	426,800	37,177
	Shanghai Jin Jiang Capital Co. Ltd., Class H	236,000	92,932
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	9,900	13,435
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	14,800	28,766
	Shanghai Kinetic Medical Co. Ltd., Class A	13,900	14,650
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,400	34,263
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	16,292
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	29,789
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	137,500	222,334
	Shanghai RAAS Blood Products Co. Ltd., Class A	78,900	64,442
	Shanghai Shimao Co. Ltd., Class A	42,500	19,870
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	16,465
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,400	13,813
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	46,936
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	18,484
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	44,200	60,095
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	21,800	38,225
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	16,000	11,238
	Shanxi Blue Flame Holding Co. Ltd., Class A	10,800	17,677
	Shanxi Coking Co. Ltd., Class A	25,200	21,161
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	19,600	39,932
*	Shanxi Meijin Energy Co. Ltd., Class A	36,800	57,640
	Shanxi Securities Co. Ltd., Class A	45,300	34,207
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	81,200	72,652
	Shanying International Holding Co. Ltd., Class A	45,500	19,369
#*Ω	Shengjing Bank Co. Ltd., Class H	95,000	72,480
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	15,948
*	Shenzhen Airport Co. Ltd., Class A	18,000	17,343
	Shenzhen Aisidi Co. Ltd., Class A	14,000	15,217
	Shenzhen Center Power Tech Co. Ltd., Class A	8,100	13,380
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	22,575
	Shenzhen Comix Group Co. Ltd., Class A	11,600	9,531
	Shenzhen Das Intellitech Co. Ltd., Class A	39,700	16,100
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	11,400	13,245
	Shenzhen Gas Corp. Ltd., Class A	10,200	9,862
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,500	11,594
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,500	14,321
	Shenzhen International Holdings Ltd.	227,526	243,678
	Shenzhen Investment Ltd.	601,199	129,700
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	12,300	12,586
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	13,127
	Shenzhen Kaifa Technology Co. Ltd., Class A	14,200	20,870
	Shenzhen Kinwong Electronic Co. Ltd., Class A	5,700	17,678
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	14,684
*	Shenzhen MTC Co. Ltd., Class A	62,300	30,240
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	15,800	7,689
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	35,395
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	23,979
*	Shenzhen SDG Information Co. Ltd., Class A	18,100	12,648
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	6,000	9,618
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	34,082
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	13,566

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen World Union Group, Inc., Class A	22,800	$11,152
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	24,996	17,863
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	10,500	39,150
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	9,676
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	37,411
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	14,100	11,098
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,660	70,601
	Shimao Group Holdings Ltd.	11,500	6,478
	Shinva Medical Instrument Co. Ltd., Class A	7,100	18,194
	Shoucheng Holdings Ltd.	336,000	45,883
	Shougang Fushan Resources Group Ltd.	483,728	180,755
	Shui On Land Ltd.	685,000	96,940
*	Sichuan Development Lomon Co. Ltd., Class A	22,100	33,648
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	12,457
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	97,600	46,469
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,600	34,911
*	Sichuan Languang Development Co. Ltd., Class A	68,700	17,823
*	Sichuan Lutianhua Co. Ltd., Class A	20,500	15,893
	Sichuan Shuangma Cement Co. Ltd., Class A	6,200	16,379
	Sieyuan Electric Co. Ltd., Class A	5,500	24,898
	Sinochem International Corp., Class A	58,300	53,145
	Sinofert Holdings Ltd.	518,000	86,367
	Sinolink Securities Co. Ltd., Class A	30,400	37,744
	Sinoma International Engineering Co., Class A	49,000	57,641
	Sinoma Science & Technology Co. Ltd., Class A	9,000	27,421
	Sino-Ocean Group Holding Ltd.	634,000	119,727
	Sinopec Engineering Group Co. Ltd., Class H	265,000	138,470
	Sinopec Kantons Holdings Ltd.	210,000	71,446
	Sinopharm Group Co. Ltd., Class H	234,400	539,396
	Sinotrans Ltd., Class H	409,000	123,606
	Sinotruk Hong Kong Ltd.	128,500	155,424
	Skyfame Realty Holdings Ltd.	412,000	4,462
*	Skyworth Group Ltd.	249,749	130,753
††	SMI Culture & Travel Group Holdings Ltd.	265,598	3,175
	Smoore International Holdings Ltd.	1,212,000	3,413
*	SOHO China Ltd.	399,500	72,996
	SooChow Securities Co. Ltd., Class A	48,490	49,540
#*	South Manganese Investment Ltd.	131,000	14,116
	Southwest Securities Co. Ltd., Class A	72,100	40,498
*	So-Young International, Inc., ADR	5,468	7,436
#	SSY Group Ltd.	248,000	121,823
*	Starrise Media Holdings Ltd.	82,000	1,588
*	STO Express Co. Ltd., Class A	17,500	22,246
*	Sumavision Technologies Co. Ltd., Class A	14,800	10,283
#	Sun Art Retail Group Ltd.	345,000	107,093
	Sunflower Pharmaceutical Group Co. Ltd., Class A	8,700	24,444
	Sunfly Intelligent Technology Co. Ltd., Class A	10,600	14,090
*	Suning Universal Co. Ltd., Class A	36,974	19,556
*Ω	Sunshine 100 China Holdings Ltd.	231,000	10,892
	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	16,211
	Suofeiya Home Collection Co. Ltd., Class A	7,400	22,797
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	22,089
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,600	47,129
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	28,600	20,556
#	SY Holdings Group Ltd.	66,500	53,935
	Symphony Holdings Ltd.	280,000	35,277
	Tangrenshen Group Co. Ltd., Class A	21,700	24,602
	Tangshan Jidong Cement Co. Ltd., Class A	22,800	37,056
	TangShan Port Group Co. Ltd., Class A	58,200	24,169

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	$25,112
	TCL Electronics Holdings Ltd.	176,000	79,612
	Ten Pao Group Holdings Ltd.	40,000	7,811
††	Tenwow International Holdings Ltd.	120,000	1,090
	Tian An China Investment Co. Ltd.	115,000	54,535
	Tian Di Science & Technology Co. Ltd., Class A	50,500	34,247
*	Tian Shan Development Holding Ltd.	62,000	15,565
	Tiangong International Co. Ltd.	194,000	63,972
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	34,512
	Tianjin Port Development Holdings Ltd.	346,000	28,149
	Tianjin Teda Co. Ltd., Class A	32,100	17,342
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	26,200	77,365
	Tianli Education International Holdings Ltd.	165,000	16,292
	Tianma Microelectronics Co. Ltd., Class A	34,900	48,119
	Tianneng Power International Ltd.	136,000	113,306
*	Tianyun International Holdings Ltd.	66,000	12,869
	Tibet Tianlu Co. Ltd., Class A	20,400	17,060
*	Tibet Water Resources Ltd.	488,000	29,928
	Times China Holdings Ltd.	115,000	40,775
	Tomson Group Ltd.	94,160	23,489
	Tong Ren Tang Technologies Co. Ltd., Class H	103,000	78,390
*	Tongcheng Travel Holdings Ltd.	148,400	261,684
#*	Tongda Group Holdings Ltd.	1,285,000	21,681
*	Tongdao Liepin Group	25,800	47,798
	TongFu Microelectronics Co. Ltd., Class A	17,900	35,540
*	Tongguan Gold Group Ltd.	82,000	8,012
	Tongkun Group Co. Ltd., Class A	18,500	42,354
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	15,466
	Tongling Nonferrous Metals Group Co. Ltd., Class A	108,200	56,555
	Tongyu Heavy Industry Co. Ltd., Class A	39,700	14,679
	Top Spring International Holdings Ltd.	79,000	9,673
	Topsec Technologies Group, Inc., Class A	14,400	20,013
	TravelSky Technology Ltd., Class H	150,000	226,526
*	Trigiant Group Ltd.	238,000	14,140
*	Trip.com Group Ltd.	4,300	101,539
	TRS Information Technology Corp. Ltd., Class A	14,500	22,879
	Truly International Holdings Ltd.	350,000	95,328
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	34,600	8,771
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	8,900	4,167
	Unilumin Group Co. Ltd., Class A	16,800	14,127
	Uni-President China Holdings Ltd.	182,000	159,487
	United Energy Group Ltd.	1,086,000	127,716
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	15,100	27,491
††	Untrade.CTEG	532,000	4,325
	Valiant Co. Ltd., Class A	9,300	25,004
	Vatti Corp. Ltd., Class A	9,200	7,000
	Vinda International Holdings Ltd.	46,000	110,915
*	Viomi Technology Co. Ltd., ADR	7,930	12,450
*	Vipshop Holdings Ltd., ADR	74,105	567,644
††Ω	Virscend Education Co. Ltd.	194,000	8,529
	Visual China Group Co. Ltd., Class A	10,700	19,211
	Wangneng Environment Co. Ltd., Class A	8,300	23,458
	Wangsu Science & Technology Co. Ltd., Class A	43,600	31,471
	Wanguo International Mining Group Ltd.	38,000	8,961
	Wanxiang Qianchao Co. Ltd., Class A	44,640	34,757
	Wasion Holdings Ltd.	84,000	27,473
	Wasu Media Holding Co. Ltd., Class A	15,600	17,559
*	Weibo Corp., Sponsored ADR	2,655	61,437
	Wellhope Foods Co. Ltd., Class A	8,300	9,972

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	West China Cement Ltd.	528,000	$83,025
	Western Securities Co. Ltd., Class A	59,400	55,779
	Wharf Holdings Ltd.	270,000	791,073
	Wolong Electric Group Co. Ltd., Class A	17,500	28,683
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	45,114
	Wuhan Department Store Group Co. Ltd., Class A	11,700	18,156
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	14,200	17,868
	Wuhu Token Science Co. Ltd., Class A	36,000	33,066
	Wuxi Boton Technology Co. Ltd., Class A	4,700	9,960
	Wuxi Taiji Industry Co. Ltd., Class A	17,400	17,417
	XCMG Construction Machinery Co. Ltd., Class A	87,800	65,748
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	67,500	29,685
	Xiamen C & D, Inc., Class A	33,800	73,863
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,200	11,476
	Xiamen International Port Co. Ltd., Class H	108,000	11,865
	Xiamen ITG Group Corp. Ltd., Class A	19,700	22,211
	Xiamen Xiangyu Co. Ltd., Class A	33,700	44,539
	Xianhe Co. Ltd., Class A	6,300	18,821
*	Xinchen China Power Holdings Ltd.	86,000	4,461
	Xinfengming Group Co. Ltd., Class A	19,600	28,011
	Xingda International Holdings Ltd.	271,932	48,757
	Xingfa Aluminium Holdings Ltd.	46,000	60,696
	Xinhuanet Co. Ltd., Class A	8,300	18,801
	Xinjiang Communications Construction Group Co. Ltd., Class A	12,300	33,634
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	138,000	23,353
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	26,100	29,101
	Xinte Energy Co. Ltd., Class H	53,600	116,430
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	38,300	27,839
	Xinyi Energy Holdings Ltd.	78,000	41,723
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	27,946
	Xuji Electric Co. Ltd., Class A	8,700	20,478
*	YaGuang Technology Group Co. Ltd., Class A	13,100	10,339
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	22,500	29,177
	Yankuang Energy Group Co. Ltd., Class H	96,000	270,832
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	19,619
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	8,100	13,067
	Yeebo International Holdings Ltd.	102,000	32,254
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	57,271
	Yifan Pharmaceutical Co. Ltd., Class A	12,000	21,460
#	Yincheng International Holding Co. Ltd.	58,000	19,931
	Yintai Gold Co. Ltd., Class A	30,600	43,147
#	Yip’s Chemical Holdings Ltd.	78,000	40,081
	Yixintang Pharmaceutical Group Co. Ltd., Class A	5,000	15,295
	Yotrio Group Co. Ltd., Class A	32,900	16,402
	Youngor Group Co. Ltd., Class A	46,384	47,890
*	Youzu Interactive Co. Ltd., Class A	9,300	12,794
*	Yuan Heng Gas Holdings Ltd.	264,000	15,104
	Yuexiu Property Co. Ltd.	254,000	264,290
*	Yunnan Aluminium Co. Ltd., Class A	21,600	33,776
	Yunnan Copper Co. Ltd., Class A	13,500	21,167
*	Yunnan Tin Co. Ltd., Class A	14,000	37,708
	Yutong Bus Co. Ltd., Class A	23,600	26,971
	Yuzhou Group Holdings Co. Ltd.	348,088	24,620
#*	Zall Smart Commerce Group Ltd.	380,000	22,247
	ZBOM Home Collection Co. Ltd., Class A	7,100	21,909
	Zepp Health Corp., ADR	8,106	19,617
	Zhaojin Mining Industry Co. Ltd., Class H	213,500	202,947
*	Zhejiang Century Huatong Group Co. Ltd., Class A	82,300	59,076
	Zhejiang China Commodities City Group Co. Ltd., Class A	58,100	44,692

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd.	26,100	$26,843
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	27,600	18,447
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,000	18,426
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	10,200	19,309
	Zhejiang Hailiang Co. Ltd., Class A	17,900	24,455
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	15,200	14,464
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	14,841
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	42,646
*	Zhejiang Jingu Co. Ltd., Class A	21,900	16,972
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	20,158
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	13,500	30,857
	Zhejiang Longsheng Group Co. Ltd., Class A	40,900	62,262
	Zhejiang Medicine Co. Ltd., Class A	8,100	15,428
	Zhejiang Narada Power Source Co. Ltd., Class A	9,500	15,413
	Zhejiang Runtu Co. Ltd., Class A	8,300	9,758
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	39,139
	Zhejiang Southeast Space Frame Co. Ltd., Class A	14,900	19,490
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	12,683
	Zhejiang Wanliyang Co. Ltd., Class A	16,100	16,105
	Zhejiang Wanma Co. Ltd., Class A	15,200	14,949
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	15,568
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	34,148
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,500	17,941
	Zhejiang Yinlun Machinery Co. Ltd., Class A	14,100	16,443
	Zhende Medical Co. Ltd., Class A	3,500	17,347
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	56,065
*	Zhong An Group Ltd.	445,000	16,907
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	54,600	187,733
	Zhongjin Gold Corp. Ltd., Class A	53,000	58,016
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	25,200	18,936
*	Zhongtian Financial Group Co. Ltd., Class A	82,600	26,735
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	16,574
	Zhuguang Holdings Group Co. Ltd.	302,000	55,055
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,000	14,746
	Zhuzhou Kibing Group Co. Ltd., Class A	26,800	44,635
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,460	34,713
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	225,200	131,676

TOTAL CHINA			49,972,092

COLOMBIA — (0.0%)
*	Corp. Financiera Colombiana SA	3,041	22,281
	Grupo Argos SA	29,974	109,051
	Mineros SA	34,702	28,451

TOTAL COLOMBIA			159,783

DENMARK — (1.7%)
	Alm Brand AS	319,736	551,853
*	Bang & Olufsen AS	20,682	49,506
	BankNordik P/F	1,321	23,285
*	Bavarian Nordic AS	24,486	464,520
*	Brodrene Hartmann AS	569	18,762
*	Columbus AS	23,788	31,287
	D/S Norden AS	9,351	347,442
	Danske Bank AS	71,859	1,102,234
	Dfds AS	11,552	447,371
*	Drilling Co. of 1972 AS	4,469	222,860
	FLSmidth & Co. AS	19,040	521,925
	Fluegger Group AS	94	6,419

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Gabriel Holding AS	100	$8,412
	GronlandsBANKEN AS	210	18,306
	H Lundbeck AS	22,377	512,839
*	H+H International A/S, Class B	6,441	157,304
*	Harboes Bryggeri AS, Class B	929	10,211
*	ISS AS	29,509	484,362
*	Jyske Bank AS	18,173	1,004,860
	Matas AS	12,783	177,453
*	Nilfisk Holding AS	7,146	200,045
*	NKT AS	15,364	732,240
*Ω	NNIT AS	4,000	49,344
	North Media AS	2,598	28,961
	Per Aarsleff Holding AS	6,871	263,687
	Ringkjoebing Landbobank AS	9,222	1,130,939
	Rockwool International AS, Class A	983	272,961
	Rockwool International AS, Class B	476	133,128
*	RTX AS	1,806	40,835
Ω	Scandinavian Tobacco Group AS, Class A	23,318	486,081
	Schouw & Co. AS	4,181	319,643
	Solar AS, Class B	1,863	220,938
	SP Group AS	1,806	86,670
	Spar Nord Bank AS	31,566	400,780
	Sparekassen Sjaelland-Fyn AS	4,505	123,888
	Sydbank AS	21,878	752,009
	TCM Group AS	1,640	24,197
*	Tivoli AS	154	19,453
	Topdanmark AS	12,437	697,914
*	TORM PLC, Class A	9,024	88,673

TOTAL DENMARK			12,233,597

FINLAND — (1.6%)
	Aktia Bank Oyj	15,450	156,659
	Alandsbanken Abp, Class B	2,284	76,818
	Anora Group Oyj	10,088	93,125
	Apetit Oyj	1,113	14,690
	Aspo Oyj	4,867	36,279
	Atria Oyj	3,506	40,487
	Bittium Oyj	5,009	28,450
	Cargotec Oyj, Class B	11,840	409,954
	Digia Oyj	4,078	29,514
Ω	Enento Group Oyj	5,399	127,851
*	Finnair Oyj	217,618	107,260
	Fiskars Oyj Abp	10,426	239,890
	Glaston Oyj ABP	8,852	9,145
	HKScan Oyj, Class A	16,407	23,875
	Huhtamaki Oyj	22,409	847,066
	Kemira Oyj	34,166	448,161
	Kesko Oyj, Class A	2,991	70,233
	Kesko Oyj, Class B	3,089	77,770
*	Konecranes Oyj	15,607	438,615
	Lassila & Tikanoja Oyj	10,732	115,312
	Metsa Board Oyj, Class A	2,149	23,531
	Metsa Board Oyj, Class B	55,993	603,425
	Nokian Renkaat Oyj	37,360	501,691
	Olvi Oyj, Class A	4,340	144,682
	Oriola Oyj, Class A	4,300	9,145
	Oriola Oyj, Class B	29,203	63,456
	Outokumpu Oyj	113,025	554,869
	Pihlajalinna Oyj	5,019	60,145

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Ponsse Oyj	287	$8,881
	Raisio Oyj, Class V	42,247	98,973
	Rapala VMC Oyj	4,631	29,889
Ω	Rovio Entertainment Oyj	10,536	96,375
	Sanoma Oyj	19,907	251,466
*	SRV Group Oyj	13,474	4,973
	Stora Enso Oyj, Class R	155,035	3,051,010
	Taaleri Oyj	5,902	64,266
	Teleste Oyj	3,463	16,815
Ω	Terveystalo Oyj	24,553	275,012
	TietoEVRY Oyj	25,354	636,062
	Uponor Oyj	12,990	228,245
	Valmet Oyj	6,334	169,630
	Wartsila OYJ Abp	76,986	618,189
	YIT Oyj	49,150	197,834

TOTAL FINLAND			11,099,718

FRANCE — (4.3%)
	AKWEL	2,712	49,796
Ω	ALD SA	24,172	328,690
	Alstom SA	40,632	893,108
	Arkema SA	12,829	1,461,791
	Assystem SA	1,526	65,045
	Atos SE	21,755	529,986
	Axway Software SA	1,894	34,745
*	Beneteau SA	9,933	124,709
	Bigben Interactive	4,235	63,615
	Boiron SA	1,406	61,755
	Bonduelle SCA	4,405	74,258
	Bouygues SA	66,814	2,297,282
	Burelle SA	63	35,512
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	23,710
	Carrefour SA	127,642	2,706,976
#*	Casino Guichard Perrachon SA	10,676	187,053
	CBo Territoria	11,180	45,041
*	Cegedim SA	2,088	54,137
*	CGG SA	221,863	255,239
	Chargeurs SA	4,216	76,360
*	Cie des Alpes	5,928	91,683
	Cie Plastic Omnium SA	10,733	173,743
	CNP Assurances	46,518	1,022,210
*	Coface SA	34,135	409,220
	Dassault Aviation SA	350	58,732
	Derichebourg SA	23,770	214,509
	Eiffage SA	20,030	1,977,936
*	Ekinops SAS	1,214	8,288
*Ω	Elior Group SA	37,312	113,927
*	Elis SA	55,601	797,388
*	Etablissements Maurel et Prom SA	22,578	102,937
	Eurazeo SE	10,238	786,679
	Eutelsat Communications SA	51,357	570,751
	Exel Industries, Class A	396	27,628
	Faurecia SE	33,313	724,157
	Fnac Darty SA	5,278	261,326
*	GL Events	2,532	47,058
	Groupe Crit	1,048	73,789
	Guerbet	1,606	41,888
*	Haulotte Group SA	3,429	13,734
	HEXAOM	1,004	31,632

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Imerys SA	9,736	$383,022
	IPSOS	11,856	570,760
	Jacquet Metals SACA	4,886	105,256
	Korian SA	20,335	427,054
	Laurent-Perrier	749	70,915
	Linedata Services	828	37,843
	LISI	6,133	138,659
Ω	Maisons du Monde SA	8,713	148,598
	Manitou BF SA	2,169	49,211
	Manutan International	759	53,612
	Mersen SA	5,408	178,874
	Metropole Television SA	4,954	91,932
*	Nacon SA	847	5,075
	Nexity SA	11,028	334,878
	NRJ Group	6,338	39,879
*	OL Groupe SA	4,185	10,899
	Orpea SA	11,130	398,034
	Quadient SA	8,855	165,600
*	Renault SA	55,893	1,365,667
*	Rexel SA	82,278	1,685,437
	Rothschild & Co.	10,368	406,207
	Samse SA	262	59,382
	Savencia SA	1,379	89,392
	SCOR SE	46,406	1,312,075
	Seche Environnement SA	1,014	78,716
	SES SA	101,757	910,472
*Ω	SMCP SA	11,069	71,925
	Societe BIC SA	6,227	371,559
	Societe LDC SA	825	75,857
	Sopra Steria Group SACA	2,995	530,799
	SPIE SA	20,775	488,961
	Stef SA	927	91,354
	Synergie SE	2,390	92,181
*	Technip Energies NV	27,647	335,962
	Television Francaise 1	14,505	122,846
	Totalenergies EP Gabon	282	53,696
	Trigano SA	685	88,256
	Union Financiere de France BQE SA	1,688	33,651
	Valeo	50,401	916,346
*	Vallourec SA	43,027	506,991
	Vicat SA	5,468	164,428
	VIEL & Cie SA	3,477	21,116
	Vilmorin & Cie SA	2,045	97,163
*	Vranken-Pommery Monopole SA	1,043	19,059
*Ω	X-Fab Silicon Foundries SE	17,602	124,612

TOTAL FRANCE			30,242,234

GERMANY — (5.4%)
	1&1 AG	12,889	271,613
	3U Holding AG	6,131	15,236
	7C Solarparken AG	11,883	55,150
	Aareal Bank AG	15,492	527,871
#*	ADVA Optical Networking SE	13,991	189,907
	Allgeier SE	1,469	66,088
	AlzChem Group AG	462	10,655
*Ω	Aumann AG	2,278	34,220
	Aurubis AG	10,516	1,195,032
*	Bauer AG	3,014	28,539
	BayWa AG	4,365	208,158

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bertrandt AG	2,210	$102,669
*	Bijou Brigitte AG	1,477	34,501
	Bilfinger SE	8,529	343,270
*	Borussia Dortmund GmbH & Co. KGaA	12,941	50,684
	CANCOM SE	11,502	555,402
	CECONOMY AG	49,400	169,253
	CENIT AG	2,127	33,380
	Cewe Stiftung & Co. KGAA	1,587	144,857
*	Commerzbank AG	315,533	2,059,902
*	Corestate Capital Holding SA	7,590	65,802
Ω	Covestro AG	59,493	2,561,503
	CropEnergies AG	8,453	109,640
	Deutz AG	37,189	164,828
	DMG Mori AG	705	30,957
	Draegerwerk AG & Co. KGaA	853	39,117
	Duerr AG	14,941	388,313
Ω	DWS Group GmbH & Co. KGaA	1,903	62,625
*	EDAG Engineering Group AG	1,985	24,561
	Elmos Semiconductor SE	1,610	80,283
*	ElringKlinger AG	10,522	87,231
	Encavis AG	20,113	439,080
	Evonik Industries AG	63,424	1,658,942
	FORTEC Elektronik AG	585	12,822
*	Fraport AG Frankfurt Airport Services Worldwide	12,554	670,877
	Freenet AG	36,293	1,004,163
	Fuchs Petrolub SE	8,880	236,684
*	Gateway Real Estate AG	1,000	6,704
	Gerresheimer AG	8,960	622,382
*	Gesco AG	2,252	58,456
*	Global Fashion Group SA	4,302	8,192
*	Grammer AG	689	11,628
*	H&R GmbH & Co. KGaA	4,152	26,678
	Hamburger Hafen und Logistik AG	9,450	153,785
	HeidelbergCement AG	44,002	2,534,842
*	Highlight Communications AG	1,774	7,016
	Hornbach Holding AG & Co. KGaA	2,788	333,734
	Indus Holding AG	6,313	179,592
Ω	Instone Real Estate Group SE	11,773	180,740
	Jenoptik AG	15,632	439,397
Ω	JOST Werke AG	3,772	145,899
*	K+S AG	63,951	2,147,985
	KION Group AG	10,485	583,238
*	Kloeckner & Co. SE	24,046	309,755
*	Koenig & Bauer AG	4,538	88,572
	KPS AG	5,091	23,599
	Krones AG	3,719	287,157
	KSB SE & Co. KGaA	62	29,735
	KWS Saat SE & Co. KGaA	2,811	207,432
	Lanxess AG	24,324	940,270
	Leifheit AG	973	22,611
#*	Leoni AG	7,856	72,995
#*	Manz AG	474	19,322
*	Mediclin AG	5,270	21,047
*	Medigene AG	4,353	13,603
*	METRO AG	31,320	275,113
	MLP SE	19,129	135,197
*	Nordex SE	29,426	424,679
	Norma Group SE	8,407	207,399
	OHB SE	1,667	58,922

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Patrizia AG	11,479	$196,343
	PNE AG	14,192	180,268
	ProSiebenSat.1 Media SE	51,341	590,718
#*	q.beyond AG	48,344	75,198
	Rheinmetall AG	11,292	2,545,489
	RTL Group SA	10,476	544,725
	S&T AG	8,109	137,092
*	SAF-Holland SE	12,608	95,825
*	Salzgitter AG	11,990	497,699
	Schloss Wachenheim AG	674	13,286
Ω	Scout24 SE	22,643	1,432,131
*	SGL Carbon SE	9,662	53,051
	Siltronic AG	1,160	108,935
*	Sixt SE	3,124	406,159
#	SMA Solar Technology AG	1,301	59,207
	Software AG	14,636	450,493
	Stabilus SE	6,954	327,543
	Suedzucker AG	22,772	296,574
*	SUESS MicroTec SE	4,556	70,662
	Surteco Group SE	1,940	61,638
	Syzygy AG	1,064	6,728
	Takkt AG	10,647	172,017
*	Talanx AG	15,497	644,360
	Technotrans SE	2,069	51,335
	Telefonica Deutschland Holding AG	306,861	922,893
*	thyssenkrupp AG	135,199	1,036,845
	United Internet AG	31,052	998,969
*	Vitesco Technologies Group AG, Class A	5,776	232,123
	Vossloh AG	2,632	100,407
	Wacker Chemie AG	4,092	649,269
	Wacker Neuson SE	10,556	219,165
	Wuestenrot & Wuerttembergische AG	7,805	147,221
	Zeal Network SE	4,081	158,744

TOTAL GERMANY.			37,794,603

GREECE — (0.1%)
	Autohellas Tourist & Trading SA	2,402	23,524
	Bank of Greece	3,495	65,785
*	Ellaktor SA	18,682	26,784
	ElvalHalcor SA	7,892	13,857
*	Fourlis Holdings SA	10,074	39,276
	Hellenic Petroleum Holdings SA	9,333	70,527
*	Intracom Holdings SA	11,350	20,402
*	LAMDA Development SA	5,410	36,820
	Motor Oil Hellas Corinth Refineries SA	6,394	101,154
*	Piraeus Financial Holdings SA	30,166	43,549
	Titan Cement International SA	6,516	91,292

TOTAL GREECE			532,970

HONG KONG — (1.9%)
	Analogue Holdings Ltd.	42,000	9,488
*	Apollo Future Mobility Group Ltd.	876,000	39,215
	Asia Financial Holdings Ltd.	32,000	13,752
	Associated International Hotels Ltd.	12,000	19,329
	Atlas Corp.	12,133	149,964
	Automated Systems Holdings Ltd.	110,400	14,343
	Bank of East Asia Ltd. (The)	308,445	456,411
	BOCOM International Holdings Co. Ltd.	178,000	24,267

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Bright Smart Securities & Commodities Group Ltd.	114,000	$19,538
††	Brightoil Petroleum Holdings Ltd.	238,000	8,532
	Build King Holdings Ltd.	120,000	12,753
#*	Cathay Pacific Airways Ltd.	52,909	52,863
*	Century City International Holdings Ltd.	360,000	16,855
	Cheuk Nang Holdings Ltd.	37,997	11,858
	Chevalier International Holdings Ltd.	20,000	23,045
*	China Energy Development Holdings Ltd.	2,198,000	41,039
	Chow Sang Sang Holdings International Ltd.	112,000	124,000
	Chuang’s China Investments Ltd.	220,000	10,136
	CITIC Telecom International Holdings Ltd.	397,000	142,468
	CK Life Sciences Int’l Holdings, Inc.	114,000	8,512
Ω	Crystal International Group Ltd.	121,500	47,396
	CSI Properties Ltd.	1,310,000	31,205
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	133,200	111,939
	Dah Sing Financial Holdings Ltd.	48,000	139,676
	Eagle Nice International Holdings Ltd.	44,000	25,879
	EcoGreen International Group Ltd.	84,000	20,339
	Emperor International Holdings Ltd.	270,000	29,116
	Emperor Watch & Jewellery Ltd.	790,000	16,604
*	Esprit Holdings Ltd.	775,000	136,527
	Far East Consortium International Ltd.	306,439	95,498
	First Pacific Co. Ltd.	770,000	310,468
*Ω	FIT Hon Teng Ltd.	299,000	38,062
*	Genting Hong Kong Ltd.	331,000	13,119
	Giordano International Ltd.	296,000	61,782
	Great Eagle Holdings Ltd.	58,691	136,943
	Guotai Junan International Holdings Ltd.	573,000	62,258
	Haitong International Securities Group Ltd.	772,657	122,315
	Hang Lung Group Ltd.	212,000	413,928
	Hang Lung Properties Ltd.	416,000	795,629
	Hanison Construction Holdings Ltd.	105,877	16,216
*	Hans Energy Co. Ltd.	310,000	5,975
*	Harbour Centre Development Ltd.	17,000	14,601
	HKBN Ltd.	39,000	45,565
	HKR International Ltd.	251,040	91,595
	Hon Kwok Land Investment Co. Ltd.	54,000	17,678
*	Hongkong & Shanghai Hotels Ltd. (The)	121,716	120,833
Ω	Honma Golf Ltd.	28,000	11,227
††	Hsin Chong Group Holdings Ltd.	532,000	4,447
	IGG, Inc.	208,000	85,671
Ω	Impro Precision Industries Ltd.	75,000	19,420
*	IRC Ltd.	1,822,000	48,731
	ITC Properties Group Ltd.	84,761	11,197
	Johnson Electric Holdings Ltd.	93,290	105,933
	K Wah International Holdings Ltd.	284,000	106,432
*	Kader Holdings Co. Ltd.	136,000	7,557
	Kerry Logistics Network Ltd.	131,500	302,403
	Kerry Properties Ltd.	154,000	416,437
	Kowloon Development Co. Ltd.	105,000	136,680
*	Lai Sun Development Co. Ltd.	88,200	41,322
*	Lai Sun Garment International Ltd.	90,973	40,793
*	Landing International Development Ltd.	385,200	11,021
	Landsea Green Properties Co. Ltd.	264,000	6,715
*	Lifestyle International Holdings Ltd.	118,500	56,976
	Liu Chong Hing Investment Ltd.	40,000	38,238
	Luk Fook Holdings International Ltd.	97,000	222,024
*	Midland Holdings Ltd.	187,517	19,701

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Miramar Hotel & Investment	62,000	$98,969
	Modern Dental Group Ltd.	47,000	17,142
*	Mongolian Mining Corp.	102,000	43,519
	NagaCorp Ltd.	72,000	64,349
	New World Development Co. Ltd.	380,000	1,453,420
	Nissin Foods Co. Ltd.	66,000	43,391
	Orient Overseas International Ltd.	18,500	510,491
††	Pacific Andes International Holdings Ltd.	668,000	2,333
	Pacific Basin Shipping Ltd.	1,212,000	556,078
*	Pacific Century Premium Developments Ltd.	301,000	18,052
	Pacific Textiles Holdings Ltd.	211,000	92,900
*	Paliburg Holdings Ltd.	86,000	22,495
	Pico Far East Holdings Ltd.	278,000	41,198
	Public Financial Holdings Ltd.	116,000	35,724
*	Regal Hotels International Holdings Ltd.	68,000	27,181
Ω	Regina Miracle International Holdings Ltd.	52,000	31,180
	SAS Dragon Holdings Ltd.	64,000	36,652
*	Shangri-La Asia Ltd.	290,000	219,571
	Sing Tao News Corp. Ltd.	44,000	1,999
	Singamas Container Holdings Ltd.	304,000	42,059
	Sino Land Co. Ltd.	710,323	938,892
	SmarTone Telecommunications Holdings Ltd.	94,000	49,087
	Soundwill Holdings Ltd.	23,500	20,415
*	South China Holdings Co. Ltd.	190,000	1,908
	Stella International Holdings Ltd.	100,500	106,279
	Swire Pacific Ltd., Class A	126,000	717,684
	Swire Pacific Ltd., Class B	235,000	221,561
	Tai Hing Group Holdings Ltd.	54,000	8,382
	Tao Heung Holdings Ltd.	133,000	14,812
*	Television Broadcasts Ltd.	82,600	50,921
	Texhong Textile Group Ltd.	61,000	73,357
	Texwinca Holdings Ltd.	182,000	31,282
*	Town Health International Medical Group Ltd.	694,000	40,494
	Transport International Holdings Ltd.	62,736	102,628
	United Laboratories International Holdings Ltd.	226,000	110,757
*††	Untrade Youyuan Holdings	79,000	0
*††	Untrade. C Fiber Optic	344,000	0
††	Untrade.Burwill	664,000	1,125
	Value Partners Group Ltd.	264,000	99,910
	Vedan International Holdings Ltd.	80,000	6,504
#Ω	VPower Group International Holdings Ltd.	154,733	17,780
	VSTECS Holdings Ltd.	158,000	136,030
	Wai Kee Holdings Ltd.	72,000	31,564
	Wang On Group Ltd.	1,400,000	11,315
Ω	WH Group Ltd.	1,749,160	1,207,968
	Wing Tai Properties Ltd.	72,000	38,257
*	Xingye Alloy Materials Group Ltd.	84,000	12,532
	YTO Express Holdings Ltd.	28,000	7,974
*	Yue Yuen Industrial Holdings Ltd.	183,000	269,172
#*	Yunfeng Financial Group Ltd.	190,000	33,366
	Zensun Enterprises Ltd.	247,999	116,123

TOTAL HONG KONG			13,649,221

HUNGARY — (0.0%)
*	Opus Global Nyrt	12,916	7,204
	Richter Gedeon Nyrt	7,511	149,860

TOTAL HUNGARY			157,064

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (4.6%)
	Aarti Drugs Ltd.	3,403	$20,435
	ACC Ltd.	9,156	277,677
	Action Construction Equipment Ltd.	10,111	31,605
*	Adani Transmission Ltd.	9,925	357,555
	Advanced Enzyme Technologies Ltd.	6,791	26,686
	Aegis Logistics Ltd.	21,870	62,839
	Agro Tech Foods Ltd.	1,209	14,353
*	Ahluwalia Contracts India Ltd.	6,104	41,718
	AIA Engineering Ltd.	7,468	187,917
	Ajanta Pharma Ltd.	2,664	59,924
	Alembic Ltd.	15,848	15,951
	Alembic Pharmaceuticals Ltd.	11,228	114,059
	Alkem Laboratories Ltd.	714	30,365
	Allcargo Logistics Ltd.	14,247	65,431
	Amara Raja Batteries Ltd.	14,383	104,727
	Ambuja Cements Ltd.	60,125	290,762
	Anant Raj Ltd.	19,359	15,783
	Andhra Sugars Ltd.	14,285	29,980
	Apar Industries Ltd.	2,681	23,457
*	APL Apollo Tubes Ltd.	5,723	76,199
	Apollo Tyres Ltd.	76,270	202,117
*	Arvind Fashions Ltd.	6,635	24,634
*	Arvind Ltd.	42,016	67,168
	Ashiana Housing Ltd.	6,346	12,454
*	Ashoka Buildcon Ltd.	23,322	26,134
*Ω	Aster DM Healthcare Ltd.	27,926	70,191
	Astra Microwave Products Ltd.	16,574	54,444
	Aurobindo Pharma Ltd.	63,939	522,097
	Automotive Axles Ltd.	1,036	21,608
	Avanti Feeds Ltd.	11,535	65,296
	Bajaj Consumer Care Ltd.	9,104	19,886
*	Bajaj Hindusthan Sugar Ltd.	245,227	54,537
	Balmer Lawrie & Co. Ltd.	19,247	29,797
	Balrampur Chini Mills Ltd.	29,626	171,091
	Banco Products India Ltd.	7,771	14,283
Ω	Bandhan Bank Ltd.	7,803	33,745
*	Bank of Baroda	219,417	319,920
*	Bank of India	77,845	48,480
*	Bank of Maharashtra	144,375	33,436
	Bannari Amman Sugars Ltd.	902	31,515
	BEML Ltd.	3,201	68,813
	Bhansali Engineering Polymers Ltd.	12,989	21,186
	Bharat Bijlee Ltd.	553	12,269
	Bharat Dynamics Ltd.	6,265	60,866
	Bharat Electronics Ltd.	197,562	609,281
*	Bharat Heavy Electricals Ltd.	200,182	136,292
	Birla Corp. Ltd.	6,464	91,549
	Birlasoft Ltd.	25,580	136,334
	Bliss Gvs Pharma Ltd.	9,745	10,189
	Bodal Chemicals Ltd.	9,138	13,018
	Bombay Burmah Trading Co.	3,969	52,094
	Brigade Enterprises Ltd.	20,062	118,040
*	Camlin Fine Sciences Ltd.	19,146	30,469
*	Canara Bank	83,876	248,956
*	Capacit’e Infraprojects Ltd.	3,450	6,111
	Caplin Point Laboratories Ltd.	3,429	31,585
	Carborundum Universal Ltd.	11,120	112,725
	Care Ratings Ltd.	4,579	27,463
	CCL Products India Ltd.	15,057	80,111

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	4,557	$67,087
*	Central Bank of India Ltd.	119,974	29,010
	Century Enka Ltd.	3,444	26,393
	Century Textiles & Industries Ltd.	9,860	106,530
	Chambal Fertilisers & Chemicals Ltd.	36,837	218,090
††	Chennai Super Kings Cricket Ltd.	33,314	184
	Cholamandalam Financial Holdings Ltd.	21,356	180,645
	Cigniti Technologies Ltd.	3,813	21,720
	City Union Bank Ltd.	85,770	152,899
	Clariant Chemicals India Ltd.	3,519	22,391
Ω	Cochin Shipyard Ltd.	5,431	23,725
	Container Corp. of India Ltd.	30,727	259,076
	Coromandel International Ltd.	20,203	235,189
	Cosmo Films Ltd.	2,889	71,070
*	CSB Bank Ltd.	11,187	31,147
	Cummins India Ltd.	18,002	241,292
	Cyient Ltd.	10,755	123,656
*	D B Realty Ltd.	12,364	14,323
	Dalmia Bharat Ltd.	16,285	321,751
	Dalmia Bharat Sugar & Industries Ltd.	5,261	32,294
	DB Corp. Ltd.	5,522	6,492
*	DCB Bank Ltd.	59,139	61,252
	DCM Shriram Ltd.	7,541	115,543
*	DCW Ltd.	37,568	22,969
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	122,816
	Delta Corp. Ltd.	21,699	74,967
	Dhampur Sugar Mills Ltd.	11,450	77,512
	Dhanuka Agritech Ltd.	3,435	31,964
Ω	Dilip Buildcon Ltd.	6,035	20,678
*	Dish TV India Ltd.	209,091	44,521
*	Dishman Carbogen Amcis Ltd.	9,244	19,666
	Dollar Industries Ltd.	4,294	32,205
*	Dredging Corp. of India Ltd.	3,696	16,633
	Dwarikesh Sugar Industries Ltd.	19,117	31,340
*	Dynamatic Technologies Ltd.	486	14,590
	eClerx Services Ltd.	2,807	88,188
	EID Parry India Ltd.	16,246	113,197
*	EIH Associated Hotels	1,808	10,972
*	EIH Ltd.	22,745	47,152
	Electrosteel Castings Ltd.	55,913	27,753
Ω	Endurance Technologies Ltd.	743	11,840
	Engineers India Ltd.	42,292	35,336
	EPL Ltd.	18,871	41,372
*Ω	Equitas Small Finance Bank Ltd.	14,943	10,582
Ω	Eris Lifesciences Ltd.	1,253	11,191
	Escorts Ltd.	4,250	90,229
*	Eveready Industries India Ltd.	7,407	30,869
	Everest Industries Ltd.	1,612	12,232
	Everest Kanto Cylinder Ltd.	6,320	16,021
	Excel Industries Ltd.	1,073	20,015
	Exide Industries Ltd.	88,153	175,032
*	FDC Ltd.	8,970	31,257
	Federal Bank Ltd.	363,641	452,549
	FIEM Industries Ltd.	693	8,673
	Filatex India Ltd.	13,738	20,984
	Finolex Cables Ltd.	15,463	80,434
	Finolex Industries Ltd.	48,381	97,840
	Firstsource Solutions Ltd.	58,361	94,143
	Force Motors Ltd.	1,050	16,251

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare Ltd.	89,023	$308,573
*	Future Consumer Ltd.	319,341	9,357
	Gabriel India Ltd.	17,080	26,300
	GAIL India Ltd.	346,877	717,333
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	22,918
*	Gateway Distriparks Ltd.	4,048	3,953
*	Gayatri Projects Ltd.	17,313	4,696
	GE Power India Ltd.	5,522	12,629
*	GE T&D India Ltd.	10,963	17,676
*Ω	General Insurance Corp. of India	10,772	18,626
	Genus Power Infrastructures Ltd.	32,993	44,333
	Geojit Financial Services Ltd.	10,612	9,097
	GHCL Ltd.	16,967	136,748
	Glenmark Pharmaceuticals Ltd.	33,446	191,487
	Godawari Power & Ispat Ltd.	12,991	70,309
	Godfrey Phillips India Ltd.	2,053	32,356
Ω	Godrej Agrovet Ltd.	3,977	28,334
*	Godrej Industries Ltd.	9,179	58,886
	Goodyear India Ltd.	1,451	17,173
	Granules India Ltd.	27,578	100,798
	Graphite India Ltd.	11,091	75,462
	Great Eastern Shipping Co. Ltd. (The)	27,406	138,908
	Greaves Cotton Ltd.	24,203	51,764
	Greenpanel Industries Ltd.	9,316	73,082
	Greenply Industries Ltd.	10,082	27,452
	Gujarat Alkalies & Chemicals Ltd.	8,788	113,913
	Gujarat Ambuja Exports Ltd.	11,322	48,720
	Gujarat Fluorochemicals Ltd.	5,043	183,680
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,866	203,657
	Gujarat Pipavav Port Ltd.	59,368	67,526
	Gujarat State Petronet Ltd.	64,224	218,369
*	Hathway Cable & Datacom Ltd.	80,618	21,064
	HBL Power Systems Ltd.	29,816	33,633
*	HealthCare Global Enterprises Ltd.	4,542	16,773
	HEG Ltd.	2,257	35,860
	HeidelbergCement India Ltd.	15,130	39,783
	Heritage Foods Ltd.	4,435	18,094
	Hero MotoCorp Ltd.	8,507	275,502
	HFCL Ltd.	134,442	128,335
	HG Infra Engineering Ltd.	2,873	23,089
	Hikal Ltd.	9,005	46,595
	HIL Ltd.	919	45,614
	Himadri Speciality Chemical Ltd.	64,558	58,288
	Himatsingka Seide Ltd.	8,775	16,868
	Hinduja Global Solutions Ltd.	4,054	53,737
	Hindustan Aeronautics Ltd.	7,375	152,742
	Honda India Power Products Ltd.	598	11,240
	HSIL Ltd.	5,757	23,676
	Huhtamaki India Ltd.	2,798	7,172
	I G Petrochemicals Ltd.	4,882	47,313
	ICRA Ltd.	690	36,736
*	IDFC First Bank Ltd.	651,759	332,534
	IDFC Ltd.	270,047	198,881
	Igarashi Motors India Ltd.	1,465	6,767
	IIFL Securities Ltd.	26,423	30,696
	India Cements Ltd.	48,461	130,019
	India Glycols Ltd.	2,437	30,534
	India Nippon Electricals Ltd.	1,870	10,612
*	Indiabulls Real Estate Ltd.	43,813	50,606

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indian Bank	44,609	$94,284
	Indian Hotels Co. Ltd.	25,774	85,227
*	Indian Overseas Bank	264,004	62,065
	Indo Count Industries Ltd.	17,315	35,121
	Indoco Remedies Ltd.	4,586	22,926
*	Indus Towers Ltd.	123,326	336,480
	IndusInd Bank Ltd.	44,126	557,550
	INEOS Styrolution India Ltd.	1,405	15,373
	Infibeam Avenues Ltd.	129,114	30,341
*	Inox Leisure Ltd.	2,775	17,989
*	Inox Wind Ltd.	12,758	17,854
*	Insecticides India Ltd.	543	5,075
*	Intellect Design Arena Ltd.	7,679	79,159
	IOL Chemicals & Pharmaceuticals Ltd.	1,295	7,692
	Ipca Laboratories Ltd.	27,275	359,552
Ω	IRCON International Ltd.	51,030	27,573
	ITD Cementation India Ltd.	8,815	7,820
	J Kumar Infraprojects Ltd.	5,857	16,223
*	Jagran Prakashan Ltd.	18,748	16,365
	Jai Corp. Ltd.	4,762	8,756
*	Jaiprakash Associates Ltd.	389,018	46,808
*	Jammu & Kashmir Bank Ltd. (The)	63,698	25,397
	Jamna Auto Industries Ltd.	6,298	9,023
	JB Chemicals & Pharmaceuticals Ltd.	3,415	75,714
	Jindal Poly Films Ltd.	4,430	63,870
	Jindal Saw Ltd.	42,214	50,376
*	Jindal Stainless Hisar Ltd.	29,481	135,928
*	Jindal Stainless Ltd.	52,974	127,010
	Jindal Steel & Power Ltd.	92,697	647,277
	JK Cement Ltd.	2,536	87,393
	JK Lakshmi Cement Ltd.	10,939	62,733
	JK Paper Ltd.	21,843	101,845
	JK Tyre & Industries Ltd.	17,886	29,789
	JSW Energy Ltd.	82,220	343,094
	JTEKT India Ltd.	11,906	12,324
	Jubilant Ingrevia Ltd.	13,841	90,027
	Jubilant Pharmova Ltd.	13,841	84,656
	Jyothy Labs Ltd.	23,984	48,437
	Kalpataru Power Transmission Ltd.	14,989	70,232
	Kalyani Steels Ltd.	5,833	23,626
	Karnataka Bank Ltd. (The)	67,671	55,307
	Karur Vysya Bank Ltd.	100,489	63,359
	Kaveri Seed Co. Ltd.	4,744	33,274
	KCP Ltd.	13,145	19,767
	KEC International Ltd.	25,269	130,858
	KEI Industries Ltd.	10,752	169,196
	Kennametal India Ltd.	1,571	39,051
*	Kiri Industries Ltd.	5,614	36,291
	Kirloskar Brothers Ltd.	5,401	22,940
	Kirloskar Ferrous Industries Ltd.	7,162	22,992
	Kirloskar Oil Engines Ltd.	10,569	22,222
	KNR Constructions Ltd.	27,447	96,387
*	Kolte-Patil Developers Ltd.	5,519	19,263
	KPR Mill Ltd.	11,903	97,503
	KRBL Ltd.	10,100	31,324
	KSB Ltd.	3,570	61,958
	LA Opala RG Ltd.	7,436	29,378
	Lakshmi Machine Works Ltd.	493	59,887
*Ω	Lemon Tree Hotels Ltd.	55,731	47,989

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LG Balakrishnan & Bros Ltd.	5,216	$44,516
	LT Foods Ltd.	21,468	24,326
	Lumax Auto Technologies Ltd.	4,253	10,088
	Lupin Ltd.	10,062	97,589
	Maharashtra Seamless Ltd.	7,193	55,145
	Mahindra CIE Automotive Ltd.	26,628	75,882
*	Mahindra Lifespace Developers Ltd.	15,138	75,216
	Maithan Alloys Ltd.	769	13,050
	Man Infraconstruction Ltd.	15,353	20,683
	Mangalam Cement Ltd.	3,267	16,215
	Marksans Pharma Ltd.	41,168	28,654
*	Max Ventures & Industries Ltd.	9,610	13,653
	Mayur Uniquoters Ltd.	2,063	9,981
	Mazagon Dock Shipbuilders Ltd.	3,357	12,982
*	Meghmani Finechem Ltd.	870	16,239
	Meghmani Organics Ltd.	9,255	14,963
	Minda Corp. Ltd.	16,296	52,141
*	Mirza International Ltd.	4,948	13,577
Ω	Mishra Dhatu Nigam Ltd.	8,726	21,852
	MM Forgings Ltd.	2,528	29,343
	Monte Carlo Fashions Ltd.	1,211	8,809
*	Morepen Laboratories Ltd.	49,098	30,939
	Motherson Sumi Systems Ltd.	15,025	26,808
*	Motherson Sumi Wiring India Ltd.	15,025	13,562
	Motilal Oswal Financial Services Ltd.	8,841	103,478
	MRF Ltd.	424	400,885
	Mukand Ltd.	6,374	11,485
	Multi Commodity Exchange of India Ltd.	4,084	75,939
	Nahar Spinning Mills Ltd.	2,181	14,649
	Natco Pharma Ltd.	17,203	176,110
	National Aluminium Co. Ltd.	201,774	272,356
*	National Fertilizers Ltd.	13,589	10,412
	Nava Bharat Ventures Ltd.	21,096	44,941
	Navneet Education Ltd.	18,503	24,772
	NBCC India Ltd.	147,802	72,492
	NCC Ltd.	83,988	73,980
	NCL Industries Ltd.	7,001	17,116
	NESCO Ltd.	3,968	29,738
	Neuland Laboratories Ltd.	584	10,111
	Newgen Software Technologies Ltd.	2,591	15,715
	Nilkamal Ltd.	1,183	31,296
	NMDC Ltd.	153,931	319,040
	NOCIL Ltd.	22,530	66,396
	Novartis India Ltd.	1,209	9,834
	NRB Bearings Ltd.	7,863	12,327
*	Oberoi Realty Ltd.	20,871	259,128
*	Olectra Greentech Ltd.	3,169	26,181
*	Omaxe Ltd.	8,674	11,260
	OnMobile Global Ltd.	16,986	36,148
	Oracle Financial Services Software Ltd.	2,437	113,540
	Orient Cement Ltd.	25,897	46,310
	Orient Paper & Industries Ltd.	25,398	10,654
	Oriental Aromatics Ltd.	533	4,799
	Oriental Carbon & Chemicals Ltd.	1,832	20,942
	Panama Petrochem Ltd.	2,894	13,327
Ω	Parag Milk Foods Ltd.	6,480	8,513
*	Patel Engineering Ltd.	53,857	17,981
*	PC Jeweller Ltd.	32,251	9,133
	PCBL Ltd.	36,684	53,268

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Petronet LNG Ltd.	160,395	$424,631
	Phoenix Mills Ltd.	13,875	192,014
	PNC Infratech Ltd.	17,993	59,879
	Polyplex Corp. Ltd.	4,412	156,500
*	Power Mech Projects Ltd.	1,284	15,437
*	Prakash Industries Ltd.	25,349	24,820
Ω	Prataap Snacks Ltd.	1,310	11,859
	Prestige Estates Projects Ltd.	28,956	178,178
*	Pricol Ltd.	9,266	16,603
*	Prism Johnson Ltd.	29,365	43,506
	PSP Projects Ltd.	1,511	10,571
*	Punjab National Bank	402,092	182,570
*	Puravankara Ltd.	4,997	6,805
Ω	Quess Corp. Ltd.	12,739	118,558
Ω	Quick Heal Technologies Ltd.	2,497	6,116
	Radico Khaitan Ltd.	8,247	96,399
	Rain Industries Ltd.	40,093	88,498
	Rajesh Exports Ltd.	12,943	106,039
	Rallis India Ltd.	12,165	37,157
	Ramco Cements Ltd.	19,866	205,757
*	Ramco Systems Ltd.	1,791	7,179
	Ramkrishna Forgings Ltd.	17,745	43,383
*	Rane Holdings Ltd.	2,025	16,333
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	51,138
	Ratnamani Metals & Tubes Ltd.	3,542	108,710
*	Raymond Ltd.	9,936	107,497
*Ω	RBL Bank Ltd.	75,127	116,606
	Redington India Ltd.	124,925	248,033
*	Reliance Power Ltd.	540,005	102,127
	Rhi Magnesita India Ltd.	4,507	35,181
	Rico Auto Industries Ltd.	16,938	8,136
	RITES Ltd.	11,078	38,524
*	RPSG Ventures Ltd.	2,302	17,668
*	RSWM Ltd.	3,723	24,609
	Rupa & Co. Ltd.	3,572	24,517
*	Sadbhav Engineering Ltd.	23,722	10,298
	Sagar Cements Ltd.	6,506	19,692
	Sandhar Technologies Ltd.	2,664	8,832
	Sangam India Ltd.	1,599	7,989
*	Sanghi Industries Ltd.	18,177	11,336
*	Sanghvi Movers Ltd.	2,991	7,081
	Sarda Energy & Minerals Ltd.	1,882	29,306
	Sasken Technologies Ltd.	1,587	17,019
	Savita Oil Technologies Ltd.	1,136	16,821
*	SEAMEC Ltd.	1,322	18,490
*	SEPC Ltd.	124,638	14,298
	Seshasayee Paper & Boards Ltd.	4,276	11,436
Ω	SH Kelkar & Co. Ltd.	11,863	23,873
	Shakti Pumps India Ltd.	993	6,795
*	Shankara Building Products Ltd.	990	9,784
	Sharda Cropchem Ltd.	3,427	27,835
	Sharda Motor Industries Ltd.	1,048	10,430
	Shilpa Medicare Ltd.	7,489	44,957
	Shipping Corp. of India Ltd.	32,265	55,955
*	Sintex Plastics Technology Ltd.	6,318	575
*	SIS Ltd.	6,676	44,005
	Siyaram Silk Mills Ltd.	2,979	25,273
	Sobha Ltd.	10,497	87,433
	Solara Active Pharma Sciences Ltd.	2,176	18,214

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Somany Ceramics Ltd.	3,402	$28,211
	Somany Home Innovation Ltd.	3,544	15,810
*	South Indian Bank Ltd. (The)	497,625	51,716
*	Star Cement Ltd.	13,744	16,435
	Steel Authority of India Ltd.	207,419	258,510
	Sterlite Technologies Ltd.	30,912	77,847
	Strides Pharma Science Ltd.	8,161	34,723
	Subex Ltd.	107,968	49,535
	Subros Ltd.	2,637	11,459
	Sudarshan Chemical Industries	4,103	28,016
	Sun TV Network Ltd.	19,125	120,126
	Sundaram-Clayton Ltd.	994	49,228
	Sunteck Realty Ltd.	12,856	80,177
	Suprajit Engineering Ltd.	12,447	56,910
	Supreme Petrochem Ltd.	6,127	73,844
	Surya Roshni Ltd.	4,819	27,363
	Sutlej Textiles & Industries Ltd.	19,044	19,174
	Tamil Nadu Newsprint & Papers Ltd.	4,939	13,318
	Tamilnadu Petroproducts Ltd.	14,233	22,213
	Tata Chemicals Ltd.	38,512	468,367
	Tata Coffee Ltd.	16,634	47,548
	Tata Metaliks Ltd.	1,163	11,936
*Ω	TCNS Clothing Co. Ltd.	1,568	17,158
	TD Power Systems Ltd.	1,985	8,917
	Techno Electric & Engineering Co. Ltd.	8,178	30,991
*Ω	Tejas Networks Ltd.	8,361	51,033
	Texmaco Rail & Engineering Ltd.	19,208	12,661
	Thermax Ltd.	6,206	170,689
	Thirumalai Chemicals Ltd.	11,355	41,594
*	Thomas Cook India Ltd.	23,368	23,112
	Tide Water Oil Co. India Ltd.	1,174	17,517
	Time Technoplast Ltd.	29,889	37,376
	Tinplate Co. of India Ltd.	6,946	36,857
*	Titagarh Wagons Ltd.	8,195	11,180
	Transport Corp. of India Ltd.	6,289	57,346
	Trident Ltd.	196,352	133,085
	Triveni Engineering & Industries Ltd.	15,258	63,535
	TV Today Network Ltd.	8,802	46,162
*	TV18 Broadcast Ltd.	99,411	69,577
	TVS Srichakra Ltd.	1,006	22,259
	Uflex Ltd.	7,003	60,444
	Unichem Laboratories Ltd.	4,746	16,492
*	Union Bank of India Ltd.	182,028	89,810
	UPL Ltd.	105,117	1,129,292
*	Usha Martin Ltd.	33,163	65,768
*	VA Tech Wabag Ltd.	7,294	27,597
	Vakrangee Ltd.	95,035	42,993
	Vardhman Textiles Ltd.	26,060	148,916
*Ω	Varroc Engineering Ltd.	8,500	49,335
	Venky’s India Ltd.	1,292	35,857
	Vesuvius India Ltd.	2,035	26,918
	Vimta Labs Ltd.	1,870	8,528
	Vindhya Telelinks Ltd.	1,643	22,959
	Visaka Industries Ltd.	1,920	14,338
*	Vodafone Idea Ltd.	1,114,691	137,458
	Voltamp Transformers Ltd.	884	21,787
	VRL Logistics Ltd.	2,993	22,198
	VST Industries Ltd.	377	15,987
	VST Tillers Tractors Ltd.	936	34,134

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Welspun Corp. Ltd.	26,523	$70,343
	Welspun Enterprises Ltd.	17,310	19,911
	Welspun India Ltd.	49,609	53,578
	West Coast Paper Mills Ltd.	9,230	41,536
	Wheels India Ltd.	1,811	14,822
*	Wockhardt Ltd.	8,013	28,571
*	Wonderla Holidays Ltd.	2,335	7,177
*	Yes Bank Ltd.	170,161	30,129
	Zee Entertainment Enterprises Ltd.	194,860	625,118
*	Zee Media Corp. Ltd.	65,764	18,311
	Zensar Technologies Ltd.	16,196	67,661
	Zydus Wellness Ltd.	2,688	60,047

TOTAL INDIA			31,899,411

INDONESIA — (0.6%)
	Adaro Energy Tbk PT	311,000	71,056
*	Adhi Karya Persero Tbk PT	585,200	29,035
	AKR Corporindo Tbk PT	1,586,000	116,441
*	Alam Sutera Realty Tbk PT	1,979,100	21,668
	Astra Agro Lestari Tbk PT	80,600	69,007
	Astra Otoparts Tbk PT	172,500	13,663
*	Bank Bukopin Tbk PT	743,200	11,053
*	Bank Capital Indonesia Tbk PT	1,075,400	12,829
*	Bank China Construction Bank Indonesia Tbk PT	2,929,400	19,195
*	Bank Mayapada International Tbk PT	1,396,100	56,070
	Bank Maybank Indonesia Tbk PT	2,873,800	55,854
*	Bank Nationalnobu Tbk PT	80,900	3,255
*	Bank Pan Indonesia Tbk PT	863,600	60,079
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	375,353	38,096
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	46,857
	Bank Tabungan Negara Persero Tbk PT	692,300	87,855
	BISI International Tbk PT	151,600	15,014
	Blue Bird Tbk PT	151,800	14,222
*	Buana Lintas Lautan Tbk PT	1,461,500	15,862
	Bukit Asam Tbk PT	544,800	142,595
*	Bumi Serpong Damai Tbk PT	1,134,400	75,180
	Ciputra Development Tbk PT	1,736,586	127,232
*	Delta Dunia Makmur Tbk PT	888,000	33,159
	Dharma Satya Nusantara Tbk PT	494,300	20,494
	Elnusa Tbk PT	1,110,000	22,382
	Erajaya Swasembada Tbk PT	1,768,000	63,884
	Gajah Tunggal Tbk PT	310,300	13,907
	Gudang Garam Tbk PT	90,500	191,495
	Hexindo Adiperkasa Tbk PT	60,300	25,303
	Indah Kiat Pulp & Paper Tbk PT	472,800	246,415
*	Indika Energy Tbk PT	467,500	85,728
	Indo Tambangraya Megah Tbk PT	56,500	109,488
	Indofood Sukses Makmur Tbk PT	381,200	165,879
	Indomobil Sukses Internasional Tbk PT	319,500	16,381
	Integra Indocabinet Tbk PT	423,800	20,423
*	Intiland Development Tbk PT	1,209,000	12,190
	Japfa Comfeed Indonesia Tbk PT	790,900	78,980
*	Kawasan Industri Jababeka Tbk PT	3,135,500	36,674
*	Krakatau Steel Persero Tbk PT	689,800	18,012
	Link Net Tbk PT	85,400	27,067
*	Lippo Karawaci Tbk PT	5,605,150	47,865
*	Map Aktif Adiperkasa PT	106,300	22,528
*	Medco Energi Internasional Tbk PT	1,754,872	66,566
	Media Nusantara Citra Tbk PT	1,387,100	96,078

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Mitra Adiperkasa Tbk PT	449,800	$27,996
*	MNC Land Tbk PT	12,970,200	78,784
*	MNC Vision Networks Tbk PT	2,833,100	19,838
	Pabrik Kertas Tjiwi Kimia Tbk PT	287,300	130,962
*	Pakuwon Jati Tbk PT	2,451,800	94,574
*	Paninvest Tbk PT	227,600	11,296
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	637,600	60,512
*	PP Persero Tbk PT	736,900	47,296
	Puradelta Lestari Tbk PT	1,263,400	15,158
*	Ramayana Lestari Sentosa Tbk PT	603,300	27,872
*††	Rimo International Lestari Tbk PT	4,191,900	2,711
	Salim Ivomas Pratama Tbk PT	511,500	17,764
	Samudera Indonesia Tbk PT	300,600	41,594
	Sawit Sumbermas Sarana Tbk PT	808,800	59,145
*	Semen Baturaja Persero Tbk PT	247,700	8,714
	Semen Indonesia Persero Tbk PT	445,700	196,674
	Siloam International Hospitals Tbk PT	401,600	28,799
*††	Sri Rejeki Isman Tbk PT	1,787,400	3,375
	Steel Pipe Industry of Indonesia PT	497,300	11,051
*	Summarecon Agung Tbk PT	1,785,204	87,420
*	Surya Esa Perkasa Tbk PT	1,479,900	126,288
*	Surya Semesta Internusa Tbk PT	835,700	21,729
	Tempo Scan Pacific Tbk PT	117,300	11,889
*	Timah Tbk PT	610,700	77,950
*††	Tiphone Mobile Indonesia Tbk PT	247,700	388
*††	Trada Alam Minera Tbk PT	3,776,600	2,442
	Tunas Baru Lampung Tbk PT	599,800	32,830
*	Wijaya Karya Persero Tbk PT	413,100	26,993
	XL Axiata Tbk PT	550,300	121,131

TOTAL INDONESIA			3,916,191

IRELAND — (0.4%)
	AIB Group PLC	211,618	459,663
*	Bank of Ireland Group PLC	253,456	1,536,120
	Cairn Homes PLC	174,081	209,916
	FBD Holdings PLC	7,656	80,081
	Glanbia PLC	44,810	534,241
*Ω	Glenveagh Properties PLC	132,660	160,085
*	Permanent TSB Group Holdings PLC	37,825	59,518

TOTAL IRELAND			3,039,624

ISRAEL — (1.5%)
	Afcon Holdings Ltd.	760	43,676
	Africa Israel Residences Ltd.	1,677	117,786
*	Albaad Massuot Yitzhak Ltd.	1,555	13,214
	Alrov Properties & Lodgings Ltd.	1,983	129,325
	Arad Ltd.	3,363	47,005
	Ashtrom Group Ltd.	9,980	278,290
	Aura Investments Ltd.	35,450	76,196
*	Avgol Industries 1953 Ltd.	17,326	12,299
	Azorim-Investment Development & Construction Co. Ltd.	33,567	173,466
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	52,020
*	BioLine RX Ltd.	116,032	10,415
	Carasso Motors Ltd.	6,480	41,827
*	Castro Model Ltd.	387	12,354
*	Cellcom Israel Ltd.	28,735	168,731
*	Clal Insurance Enterprises Holdings Ltd.	16,682	369,768
	Delek Automotive Systems Ltd.	9,446	134,423

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Delek Group Ltd.	2,600	$429,913
	Delta Galil Industries Ltd.	2,465	164,275
	Dor Alon Energy in Israel 1988 Ltd.	1,112	45,156
	Duniec Brothers Ltd.	990	63,632
*	Equital Ltd.	5,727	233,579
*	Fattal Holdings 1998 Ltd.	487	70,242
	First International Bank of Israel Ltd. (The)	15,341	644,207
	FMS Enterprises Migun Ltd.	889	30,837
	Formula Systems 1985 Ltd.	1,912	185,017
	Formula Systems 1985 Ltd., Sponsored ADR	433	42,005
*	Gilat Satellite Networks Ltd.	8,133	59,489
	Golf & Co. Group Ltd.	3,592	9,967
	Hamat Group Ltd.	5,206	50,479
	Harel Insurance Investments & Financial Services Ltd.	33,143	406,230
	IDI Insurance Co. Ltd.	1,856	61,434
	Ilex Medical Ltd.	1,003	40,815
	Infinya Ltd.	867	79,311
	Isracard Ltd.	53,931	271,406
	Israel Canada T.R Ltd.	25,831	127,715
	Israel Discount Bank Ltd., Class A	4,021	23,750
	Israel Land Development - Urban Renewal Ltd.	2,527	45,860
	Isras Investment Co. Ltd.	532	129,669
*	Issta Lines Ltd.	1,709	62,606
*	Kamada Ltd.	7,363	39,539
	Kardan Real Estate Enterprise & Development Ltd.	24,557	36,417
	Kenon Holdings Ltd.	5,371	306,750
	Kerur Holdings Ltd.	1,355	34,144
	Klil Industries Ltd.	356	29,455
	M Yochananof & Sons Ltd.	1,088	64,980
	Magic Software Enterprises Ltd.	16,897	291,628
	Mediterranean Towers Ltd.	24,745	78,102
*	Mehadrin Ltd.	111	6,025
	Meitav Dash Investments Ltd.	8,070	45,893
*	Menora Mivtachim Holdings Ltd.	6,559	163,728
	Migdal Insurance & Financial Holdings Ltd.	102,324	172,646
*	Naphtha Israel Petroleum Corp. Ltd.	11,180	88,836
*	Neto Malinda Trading Ltd.	3,324	169,431
	Neto ME Holdings Ltd.	526	40,378
*	NR Spuntech Industries Ltd.	8,025	14,314
*	Oil Refineries Ltd.	617,221	274,706
*	OPC Energy Ltd.	14,638	160,922
	Palram Industries 1990 Ltd.	1,933	26,952
*	Partner Communications Co. Ltd.	41,905	332,415
*	Paz Oil Co. Ltd.	2,643	409,623
*	Perion Network Ltd.	1,295	27,689
	Phoenix Holdings Ltd.	40,907	514,628
	Plasson Industries Ltd.	1,011	59,308
	Prashkovsky Investments & Construction Ltd.	1,882	73,875
	Rapac Communication & Infrastructure Ltd.	1,204	12,081
	Raval Ics Ltd.	12,763	24,705
	Sano-Brunos Enterprises Ltd.	536	58,779
	Scope Metals Group Ltd.	1,359	69,129
	Shalag Industries Ltd.	2,618	9,597
*	Shikun & Binui Ltd.	52,991	312,406
	Shufersal Ltd.	26,270	221,025
	Suny Cellular Communication Ltd.	38,993	22,201
Ω	Tamar Petroleum Ltd.	16,144	43,447
	Tel Aviv Stock Exchange Ltd.	18,960	89,541
*	Tower Semiconductor Ltd.	14,423	693,604

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Victory Supermarket Chain Ltd.	1,071	$16,894
	YH Dimri Construction & Development Ltd.	1,816	163,062

TOTAL ISRAEL			10,157,244

ITALY — (2.5%)
	A2A SpA	424,107	724,611
	ACEA SpA	11,629	199,482
*	Aeffe SpA	11,709	21,421
Ω	Anima Holding SpA	76,007	370,362
*	Aquafil SpA	2,728	17,341
*	Arnoldo Mondadori Editore SpA	26,429	54,135
	Ascopiave SpA	23,764	87,825
*	Autogrill SpA	27,022	200,663
	Autostrade Meridionali SpA	328	12,959
	Avio SpA	4,608	54,746
	Azimut Holding SpA	18,011	382,299
	Banca IFIS SpA	7,189	130,547
	Banca Mediolanum SpA	53,760	390,262
	Banca Popolare di Sondrio SpA	130,483	518,206
	Banca Profilo SpA	114,968	27,646
Ω	Banca Sistema SpA	15,855	33,743
	Banco BPM SpA	385,940	1,215,981
	Banco di Desio e della Brianza SpA	12,049	38,425
	BasicNet SpA	4,771	30,040
	BF SpA	11,931	44,601
Ω	BFF Bank SpA	3,503	21,843
*	Biesse SpA	1,659	25,882
	BPER Banca	292,670	488,933
	Brembo SpA	36,468	365,000
	Buzzi Unicem SpA	25,863	478,943
	Cairo Communication SpA	17,223	40,785
	Cembre SpA	603	17,394
	Cementir Holding NV	12,612	87,794
*	CIR SpA-Compagnie Industriali.	181,186	78,505
	CNH Industrial NV	5,973	84,615
	Credito Emiliano SpA	23,395	142,923
*	d’Amico International Shipping SA	87,626	11,836
	Danieli & C Officine Meccaniche SpA	12,070	188,814
	Danieli & C Officine Meccaniche SpA	3,835	81,644
	De’ Longhi SpA	10,149	246,111
*	Elica SpA	8,847	31,334
	Emak SpA	17,371	25,880
*Ω	Enav SpA	52,512	242,420
	ERG SpA	10,285	354,377
	Esprinet SpA	7,745	71,533
*	Exprivia SpA	9,687	18,336
	Fila SpA	6,120	60,872
*	Fincantieri SpA	92,350	56,331
*	FNM SpA	40,686	22,831
*	Garofalo Health Care SpA	4,490	22,136
	Gefran SpA	2,084	20,491
	GPI SpA	1,524	20,796
	Hera SpA	198,526	740,421
*	IMMSI SpA	62,616	29,145
	Indel B SpA	373	10,115
*	Intek Group SpA	43,866	25,264
*	Iveco Group NV	1,221	7,181
*	IVS Group SA	2,689	14,032
*	Leonardo SpA	101,543	1,045,018

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	LU-VE SpA	1,303	$29,408
	Maire Tecnimont SpA	35,493	103,966
	Mediobanca Banca di Credito Finanziario SpA	153,011	1,533,606
*	MFE-MediaForEurope NV, Class A	87,836	53,634
	MFE-MediaForEurope NV, Class B	87,836	80,894
*	Mondo TV SpA	5,850	6,022
*	Newlat Food SpA	4,322	27,031
	Openjobmetis SpA agenzia per il lavoro	3,304	36,440
	Orsero SpA	2,608	33,942
*Ω	OVS SpA	73,087	139,440
	Piaggio & C SpA	37,201	92,763
Ω	Pirelli & C SpA	99,938	495,293
*	Prima Industrie SpA	1,511	25,441
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	11,941
	Sabaf SpA	2,439	62,585
	SAES Getters SpA	2,203	51,212
	SAES Getters SpA	2,331	36,630
*	Safilo Group SpA	28,579	47,415
*	Saipem SpA	104,987	118,819
*	Saras SpA	134,297	124,992
	SIT SpA	989	6,904
*	Sogefi SpA	16,311	14,725
	SOL SpA	8,739	153,569
*	Spaxs SpA	14,626	189,778
	Telecom Italia SpA	1,859,543	543,025
	Telecom Italia SpA	1,196,338	333,009
	Tenaris SA	58,105	887,971
	Tenaris SA, Sponsored ADR	35,416	1,068,855
*	Tod’s SpA	2,228	88,062
Ω	Unieuro SpA	3,992	66,654
	Unipol Gruppo SpA	108,936	593,987
	UnipolSai Assicurazioni SpA	136,888	385,043
	Webuild SpA	6,099	10,369

TOTAL ITALY			17,188,255

JAPAN — (14.9%)
	77 Bank Ltd.	17,500	216,992
	A&D HOLON Holdings Co. Ltd.	8,100	54,077
	Achilles Corp.	4,600	45,962
	AD Works Group Co. Ltd.	8,300	9,460
	ADEKA Corp.	21,300	408,495
	Advan Group Co. Ltd.	7,500	47,248
	Agro-Kanesho Co. Ltd.	2,600	23,526
	AGS Corp.	1,900	11,633
	Ahresty Corp.	9,900	27,569
	Aichi Bank Ltd. (The)	3,000	106,091
	Aichi Steel Corp.	4,100	70,965
	Aichi Tokei Denki Co. Ltd.	2,700	32,035
	Air Water, Inc.	49,000	650,372
	Airport Facilities Co. Ltd.	9,300	38,707
	Aisan Industry Co. Ltd.	11,200	60,378
	Akatsuki, Inc.	2,500	57,918
*	Akebono Brake Industry Co. Ltd.	42,500	50,191
	Akita Bank Ltd. (The)	5,800	74,467
	Albis Co. Ltd.	2,000	34,504
	Alconix Corp.	7,000	75,625
	Alfresa Holdings Corp.	48,200	655,457
	Alinco, Inc.	4,500	29,541
	Alleanza Holdings Co. Ltd.	3,200	24,637

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Alpen Co. Ltd.	5,100	$77,306
Alpha Corp.	2,400	18,023
Alps Alpine Co. Ltd.	72,481	641,647
Alps Logistics Co. Ltd.	6,000	49,351
Amada Co. Ltd.	12,008	93,242
Amiyaki Tei Co. Ltd.	500	11,175
Anabuki Kosan, Inc.	1,200	20,844
Anest Iwata Corp.	11,300	71,693
AOKI Holdings, Inc.	13,800	64,951
Aoyama Trading Co. Ltd.	14,000	71,196
Aozora Bank Ltd.	37,400	748,768
Arakawa Chemical Industries Ltd.	5,500	43,836
Arata Corp.	4,700	129,861
Arcland Sakamoto Co. Ltd.	5,300	63,441
Arcs Co. Ltd.	13,300	210,559
Arealink Co. Ltd.	3,400	39,169
Asahi Co. Ltd.	5,200	53,201
Asahi Kogyosha Co. Ltd.	2,600	31,584
Asahi Printing Co. Ltd.	3,000	19,340
Asahi Yukizai Corp.	4,500	64,991
Asanuma Corp.	1,800	70,496
Asia Pile Holdings Corp.	10,700	35,153
ASKA Pharmaceutical Holdings Co. Ltd.	7,400	67,555
Astena Holdings Co. Ltd.	8,100	27,059
Autobacs Seven Co. Ltd.	20,300	213,739
Avantia Co. Ltd.	4,700	30,619
Awa Bank Ltd.	11,700	193,113
Axial Retailing, Inc.	5,100	133,564
Axyz Co. Ltd.	800	19,918
Bando Chemical Industries Ltd.	13,600	89,145
Bank of Iwate Ltd. (The)	5,200	77,130
Bank of Kochi Ltd. (The)	2,700	15,818
Bank of Nagoya Ltd. (The)	4,500	108,606
Bank of Saga Ltd. (The)	4,600	50,578
Bank of the Ryukyus Ltd.	12,800	79,753
Bank of Toyama Ltd. (The)	1,400	21,671
Belluna Co. Ltd.	17,700	99,424
Bourbon Corp.	3,000	48,127
Broccoli Co. Ltd.	2,100	18,391
Bunka Shutter Co. Ltd.	17,100	128,513
Canon Electronics, Inc.	6,900	79,016
Carlit Holdings Co. Ltd.	5,500	27,084
Cawachi Ltd.	4,800	75,647
Central Glass Co. Ltd.	10,400	191,506
Central Security Patrols Co. Ltd.	2,900	46,811
Central Sports Co. Ltd.	2,100	38,492
Chiba Bank Ltd. (The)	151,600	873,714
Chiba Kogyo Bank Ltd. (The)	21,000	43,865
Chilled & Frozen Logistics Holdings Co. Ltd.	4,100	35,375
Chino Corp.	1,700	20,994
Chori Co. Ltd.	4,500	66,045
Chubu Shiryo Co. Ltd.	7,421	58,300
Chuetsu Pulp & Paper Co. Ltd.	3,600	25,923
Chugai Ro Co. Ltd.	2,700	30,643
Chugoku Bank Ltd.	49,100	361,060
Chugoku Marine Paints Ltd.	11,700	85,798
Chukyo Bank Ltd. (The)	3,300	41,718
Chuo Gyorui Co. Ltd.	500	11,024
CI Takiron Corp.	14,900	63,486

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Citizen Watch Co. Ltd.	93,000	$350,992
CKD Corp.	4,500	58,274
CK-San-Etsu Co. Ltd.	1,300	41,424
CMIC Holdings Co. Ltd.	4,200	48,347
CMK Corp.	17,600	70,216
Coca-Cola Bottlers Japan Holdings, Inc.	41,300	462,992
Computer Engineering & Consulting Ltd.	7,900	72,298
Concordia Financial Group Ltd.	275,700	1,003,301
CONEXIO Corp.	3,700	41,526
Cosmo Energy Holdings Co. Ltd.	24,200	601,234
Create Medic Co. Ltd.	3,000	22,619
CTI Engineering Co. Ltd.	3,300	57,873
Cybernet Systems Co. Ltd.	4,000	25,874
Dai Nippon Toryo Co. Ltd.	7,200	43,412
Daicel Corp.	77,800	475,591
Dai-Dan Co. Ltd.	5,100	83,170
Daido Metal Co. Ltd.	14,500	62,354
Daido Steel Co. Ltd.	8,900	253,871
Daihatsu Diesel Manufacturing Co. Ltd.	7,400	27,896
Daihen Corp.	5,000	143,037
Daiho Corp.	3,400	116,393
Dai-Ichi Cutter Kogyo KK.	1,200	12,566
Daiichi Jitsugyo Co. Ltd.	2,100	60,977
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	49,639
Daiken Corp.	3,200	51,737
Daikyonishikawa Corp.	13,600	52,560
Dainichi Co. Ltd.	3,100	15,308
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,100	62,572
Daio Paper Corp.	23,000	274,260
Daiseki Eco. Solution Co. Ltd.	1,100	8,804
Daishi Hokuetsu Financial Group, Inc.	12,050	233,075
Daisue Construction Co. Ltd.	3,500	34,970
Daito Chemix Corp.	2,000	12,045
Daito Pharmaceutical Co. Ltd.	4,000	80,008
Daitron Co. Ltd.	3,400	49,324
Daiwabo Holdings Co. Ltd.	5,600	72,463
DCM Holdings Co. Ltd.	42,100	347,609
Denka Co. Ltd.	21,900	587,095
Denyo Co. Ltd.	5,900	72,999
Diamond Electric Holdings Co. Ltd.	900	6,515
DIC Corp.	20,400	389,002
Digital Holdings, Inc.	4,600	52,086
DKK-Toa Corp.	3,400	23,594
DKS Co. Ltd.	2,700	54,152
Doutor Nichires Holdings Co. Ltd.	10,600	121,827
Dowa Holdings Co. Ltd.	13,400	570,044
Duskin Co. Ltd.	10,800	230,382
DyDo Group Holdings, Inc.	3,200	124,066
Eagle Industry Co. Ltd.	9,400	74,898
Ebara Foods Industry, Inc.	1,400	31,118
Eco’s Co. Ltd.	1,400	21,401
EDION Corp.	26,400	237,573
EF-ON, Inc.	5,900	24,799
Ehime Bank Ltd. (The)	10,500	74,519
Eidai Co. Ltd.	8,000	17,075
Elematec Corp.	5,800	52,381
Endo Lighting Corp.	4,100	27,670
Enomoto Co. Ltd.	800	9,282
ES-Con Japan Ltd.	7,300	42,784

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eslead Corp.	2,900	$37,585
	ESPEC Corp.	4,800	63,727
	Exedy Corp.	10,100	120,272
	EXEO Group, Inc.	9,800	163,149
	FALCO HOLDINGS Co. Ltd.	2,300	37,290
	FCC Co. Ltd.	12,300	122,863
	Feed One Co. Ltd.	7,300	37,241
	Ferrotec Holdings Corp.	13,200	242,053
	FIDEA Holdings Co. Ltd.	5,910	58,732
	First Bank of Toyama Ltd. (The)	14,900	37,302
	First Brothers Co. Ltd.	1,800	11,552
	First Juken Co. Ltd.	2,300	19,811
	FJ Next Holdings Co. Ltd.	5,000	38,401
	Focus Systems Corp.	3,000	20,752
	France Bed Holdings Co. Ltd.	7,200	48,677
	Freund Corp.	3,200	18,116
	F-Tech, Inc.	4,900	20,203
	Fudo Tetra Corp.	4,400	52,606
	Fuji Co. Ltd.	7,100	122,061
	Fuji Corp.	20,300	338,696
	Fuji Corp.	3,200	27,571
	Fuji Corp. Ltd.	9,800	46,717
	Fuji Die Co. Ltd.	1,700	8,547
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	23,570
	Fuji Kosan Co. Ltd.	1,300	8,866
	Fuji Oil Co. Ltd.	15,000	32,258
	Fuji Oil Holdings, Inc.	14,500	205,782
	Fuji Pharma Co. Ltd.	5,500	40,147
	Fuji Seal International, Inc.	12,200	162,028
	Fujibo Holdings, Inc.	3,600	88,639
	Fujicco Co. Ltd.	5,300	82,819
	Fujikura Composites, Inc.	6,200	32,530
	Fujikura Kasei Co. Ltd.	7,900	26,936
	Fujikura Ltd.	75,600	357,626
	Fujimori Kogyo Co. Ltd.	4,700	129,635
	Fujisash Co. Ltd.	25,800	14,277
	Fujiya Co. Ltd.	3,200	59,136
	FuKoKu Co. Ltd.	3,700	26,748
	Fukuda Corp.	2,100	74,275
	Fukuda Denshi Co. Ltd.	2,900	166,999
	Fukui Bank Ltd. (The)	7,700	80,316
	Fukuoka Financial Group, Inc.	54,360	993,227
	Fukushima Bank Ltd.	9,000	14,771
	Fukuyama Transporting Co. Ltd.	8,700	243,510
	Fumakilla Ltd.	1,200	10,173
	Furukawa Co. Ltd.	10,300	100,553
	Furukawa Electric Co. Ltd.	23,500	381,618
	Furuno Electric Co. Ltd.	8,700	62,841
	Fuso Pharmaceutical Industries Ltd.	2,300	37,863
	Futaba Industrial Co. Ltd.	26,800	81,480
	Future Innovation Group, Inc.	4,200	9,051
	Gakken Holdings Co. Ltd.	9,700	65,975
	Gecoss Corp.	5,000	30,089
	Geo Holdings Corp.	10,700	103,756
	GL Sciences, Inc.	2,600	48,959
	Glory Ltd.	16,075	258,566
	Glosel Co. Ltd.	6,000	18,996
*	Godo Steel Ltd.	3,100	31,092
	Grandy House Corp.	4,100	16,578

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GS Yuasa Corp.	18,500	$320,797
	GSI Creos Corp.	3,400	31,136
	G-Tekt Corp.	8,100	77,964
	Gunma Bank Ltd.	120,400	346,095
*	Gunosy, Inc.	2,100	16,758
	Gunze Ltd.	5,300	152,577
	H.U. Group Holdings, Inc.	13,800	307,498
	H2O Retailing Corp.	29,500	192,968
	Hachijuni Bank Ltd.	120,600	397,707
	Hagihara Industries, Inc.	4,100	32,411
	Hagiwara Electric Holdings Co. Ltd.	3,300	47,772
	Hagoromo Foods Corp.	500	11,847
	Hakuto Co. Ltd.	3,200	56,072
	Halows Co. Ltd.	2,100	50,188
	Hamakyorex Co. Ltd.	4,500	100,909
	Hanwa Co. Ltd.	11,900	290,879
	Happinet Corp.	4,400	51,346
	Hard Off Corp. Co. Ltd.	3,900	24,568
	Harima Chemicals Group, Inc.	4,400	26,448
*	Haruyama Holdings, Inc.	2,000	7,189
	Haseko Corp.	69,000	756,035
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	24,314
	Hazama Ando Corp.	46,000	319,601
	Heiwa Corp.	16,500	248,087
	Heiwa Real Estate Co. Ltd.	8,100	255,517
	Heiwado Co. Ltd.	10,400	156,896
	Himaraya Co. Ltd.	2,700	19,442
	Hirakawa Hewtech Corp.	4,100	34,911
	Hirata Corp.	2,500	91,861
	Hirogin Holdings, Inc.	93,900	462,660
*	Hirose Tusyo, Inc.	800	14,199
*	Hiroshima Electric Railway Co. Ltd.	5,100	32,554
	Hitachi Zosen Corp.	53,500	288,699
	Hochiki Corp.	3,900	36,132
	Hodogaya Chemical Co. Ltd.	2,100	58,132
	Hogy Medical Co. Ltd.	6,800	169,816
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	28,532
	Hokkan Holdings Ltd.	3,400	32,626
	Hokko Chemical Industry Co. Ltd.	5,700	44,327
	Hokkoku Financial Holdings, Inc.	6,800	196,163
	Hokuetsu Corp.	41,600	213,118
	Hokuetsu Industries Co. Ltd.	7,500	51,025
	Hokuhoku Financial Group, Inc.	39,200	265,261
	Hokuriku Electric Industry Co. Ltd.	2,500	22,429
	Hokuto Corp.	6,300	98,953
	Honda Tsushin Kogyo Co. Ltd.	5,600	20,550
	H-One Co. Ltd.	7,100	32,480
	Honeys Holdings Co. Ltd.	4,700	38,675
	Hoosiers Holdings	10,600	53,241
	Hosokawa Micron Corp.	4,100	77,728
	Howa Machinery Ltd.	3,900	23,685
	HS Holdings Co. Ltd.	7,200	72,656
	Hyakugo Bank Ltd.	72,900	192,933
	Hyakujushi Bank Ltd. (The)	9,100	118,086
	Ichiken Co. Ltd.	1,900	26,778
	Ichikoh Industries Ltd.	10,600	30,639
	Ichimasa Kamaboko Co. Ltd.	3,000	19,211
	Ichinen Holdings Co. Ltd.	6,400	62,690
	Ichiyoshi Securities Co. Ltd.	12,500	55,023

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
IDEA Consultants, Inc.	1,600	$22,186
IHI Corp.	13,100	297,039
Iino Kaiun Kaisha Ltd.	25,600	144,939
IJTT Co. Ltd.	6,900	27,250
Imagica Group, Inc.	6,500	34,420
Imura Envelope Co., Inc.	2,800	18,810
Inaba Denki Sangyo Co. Ltd.	14,000	274,574
Inaba Seisakusho Co. Ltd.	3,600	35,499
Inabata & Co. Ltd.	14,900	243,819
Inageya Co. Ltd.	1,800	18,675
INFRONEER Holdings, Inc.	55,252	402,458
I-PEX, Inc.	3,600	39,176
Ise Chemicals Corp.	900	29,551
Iseki & Co. Ltd.	7,400	69,966
Isetan Mitsukoshi Holdings Ltd.	20,500	152,142
Ishihara Sangyo Kaisha Ltd.	12,100	94,803
Ishizuka Glass Co. Ltd.	1,000	13,424
Itochu Enex Co. Ltd.	16,700	138,263
Itochu-Shokuhin Co. Ltd.	1,900	72,546
Itoham Yonekyu Holdings, Inc.	40,900	205,852
Itoki Corp.	12,300	33,450
IwaiCosmo Holdings, Inc.	6,600	64,303
Iwaki Co. Ltd.	2,900	24,680
Iwasaki Electric Co. Ltd.	2,500	44,588
Iyo Bank Ltd.	78,300	379,669
Izumi Co. Ltd.	9,500	206,470
J Front Retailing Co. Ltd.	78,100	585,252
J Trust Co. Ltd.	17,400	41,878
JANOME Corp.	6,900	36,331
Japan Aviation Electronics Industry Ltd.	13,100	183,179
Japan Cash Machine Co. Ltd.	4,800	26,425
Japan Electronic Materials Corp.	2,500	37,057
Japan Investment Adviser Co. Ltd.	3,100	28,147
Japan Oil Transportation Co. Ltd.	700	13,943
Japan Pulp & Paper Co. Ltd.	3,900	114,225
Japan Steel Works Ltd.	14,000	394,024
Japan Transcity Corp.	10,000	45,635
Japan Wool Textile Co. Ltd.	17,400	130,060
JDC Corp.	12,400	50,965
JFE Systems, Inc.	800	14,734
Jichodo Co. Ltd.	200	10,880
Jimoto Holdings, Inc.	5,050	23,707
JINUSHI Co. Ltd.	2,900	42,669
JK Holdings Co. Ltd.	5,500	45,361
JMS Co. Ltd.	7,000	31,736
J-Oil Mills, Inc.	6,700	81,904
Joshin Denki Co. Ltd.	6,700	103,330
Joyful Honda Co. Ltd.	15,300	183,495
JSP Corp.	4,400	50,852
JTEKT Corp.	65,900	459,449
Juki Corp.	8,800	58,531
Juroku Financial Group, Inc.	9,900	166,293
JVCKenwood Corp.	54,000	76,691
Kadoya Sesame Mills, Inc.	600	16,328
Kaga Electronics Co. Ltd.	4,900	115,453
Kamei Corp.	9,700	77,872
Kamigumi Co. Ltd.	14,000	237,705
Kanaden Corp.	6,800	49,594
Kanagawa Chuo Kotsu Co. Ltd.	2,100	54,110

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kaname Kogyo Co. Ltd.	1,300	$8,362
	Kanamoto Co. Ltd.	11,200	167,366
	Kandenko Co. Ltd.	34,400	218,151
	Kaneka Corp.	13,400	358,551
	Kaneko Seeds Co. Ltd.	2,800	38,686
	Kanematsu Corp.	26,400	272,847
	Kanemi Co. Ltd.	1,200	24,845
	Kansai Food Market Ltd.	5,000	51,830
	Kanto Denka Kogyo Co. Ltd.	12,700	95,811
*	Kasai Kogyo Co. Ltd.	11,600	24,119
	Katakura & Co-op Agri Corp.	1,200	12,039
	Kato Sangyo Co. Ltd.	6,500	168,663
	Kato Works Co. Ltd.	2,100	12,474
	Kawada Technologies, Inc.	1,700	46,630
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,000	45,554
	Kawasaki Heavy Industries Ltd.	43,000	764,660
	Kawata Manufacturing Co. Ltd.	1,500	11,382
	Keiyo Bank Ltd.	33,700	128,426
	Keiyo Co. Ltd.	10,700	75,518
	Kenko Mayonnaise Co. Ltd.	3,934	42,067
	KFC Ltd.	1,400	18,477
	Kimura Chemical Plants Co. Ltd.	5,800	36,284
	Kimura Unity Co. Ltd.	1,300	14,089
	King Jim Co. Ltd.	4,900	34,469
	Kintetsu World Express, Inc.	9,400	223,931
	Kitagawa Corp.	3,300	31,745
	Kita-Nippon Bank Ltd. (The)	2,600	31,020
	Kitano Construction Corp.	1,200	19,761
	Kito Corp.	4,700	61,046
	Kitz Corp.	18,500	94,041
	Kiyo Bank Ltd.	19,100	209,504
	Koa Corp.	9,100	106,064
	Koatsu Gas Kogyo Co. Ltd.	9,700	48,739
	Kobe Steel Ltd.	115,100	498,998
	Kohnan Shoji Co. Ltd.	7,000	202,722
	Kohsoku Corp.	2,700	31,961
	Kojima Co. Ltd.	7,900	38,601
	Kokusai Pulp & Paper Co. Ltd.	9,800	22,219
	KOMAIHALTEC, Inc.	1,200	17,845
	Komehyo Holdings Co. Ltd.	2,800	37,341
	Komeri Co. Ltd.	10,300	217,568
	Konaka Co. Ltd.	7,500	19,585
	Kondotec, Inc.	5,400	44,941
	Konica Minolta, Inc.	156,900	546,062
	Konishi Co. Ltd.	8,300	97,436
	Konoike Transport Co. Ltd.	9,000	79,884
*	Kosaido Holdings Co. Ltd.	3,900	23,968
	Krosaki Harima Corp.	1,800	55,882
	KRS Corp.	3,600	29,432
	K’s Holdings Corp.	39,300	389,192
	KU Holdings Co. Ltd.	3,700	30,323
	Kumagai Gumi Co. Ltd.	11,200	233,731
	Kumiai Chemical Industry Co. Ltd.	23,600	159,658
	Kurabo Industries Ltd.	4,600	63,111
	Kuraray Co. Ltd.	101,000	807,771
	Kureha Corp.	4,900	368,140
	Kurimoto Ltd.	3,200	39,489
	Kuriyama Holdings Corp.	5,000	37,627
	Kuroda Precision Industries Ltd.	900	14,884

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KYB Corp.	6,200	$140,337
	Kyoden Co. Ltd.	3,800	14,843
	Kyodo Printing Co. Ltd.	2,200	45,525
	Kyoei Steel Ltd.	6,500	66,690
	Kyokuto Boeki Kaisha Ltd.	2,400	39,982
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	104,851
	Kyokuto Securities Co. Ltd.	6,200	33,376
	Kyokuyo Co. Ltd.	2,800	70,081
	KYORIN Holdings, Inc.	11,100	161,420
	Kyosan Electric Manufacturing Co. Ltd.	12,300	41,360
	Kyowa Electronic Instruments Co. Ltd.	6,500	18,015
	Kyudenko Corp.	12,600	285,741
	Kyushu Financial Group, Inc.	115,900	355,680
	Lacto Japan Co. Ltd.	2,600	39,897
	LEC, Inc.	5,500	36,856
	Lintec Corp.	12,900	240,296
	Look Holdings, Inc.	1,800	21,324
	Mabuchi Motor Co. Ltd.	12,300	328,514
	Macnica Fuji Electronics Holdings, Inc.	14,200	294,407
	Maezawa Industries, Inc.	5,300	25,829
	Makino Milling Machine Co. Ltd.	8,000	246,507
	Mandom Corp.	7,500	74,570
	Marubun Corp.	5,500	28,108
	Marudai Food Co. Ltd.	6,800	79,434
	Maruha Nichiro Corp.	11,100	204,285
	MARUKA FURUSATO Corp.	6,038	158,927
	Marusan Securities Co. Ltd.	17,500	66,570
	Maruyama Manufacturing Co., Inc.	1,100	13,069
	Maruzen CHI Holdings Co. Ltd.	3,000	8,845
	Maruzen Showa Unyu Co. Ltd.	4,700	114,725
	Matsuda Sangyo Co. Ltd.	4,300	75,506
	Matsuoka Corp.	1,600	13,490
	Maxell Ltd.	15,600	139,101
	Maxvalu Tokai Co. Ltd.	2,200	43,925
	Mazda Motor Corp.	46,000	326,635
	Mebuki Financial Group, Inc.	315,580	635,418
	Medikit Co. Ltd.	1,700	30,229
	Medius Holdings Co. Ltd.	2,600	20,112
*	Megachips Corp.	2,100	53,800
	Megmilk Snow Brand Co. Ltd.	14,800	220,606
	Meidensha Corp.	10,000	181,092
	Meiji Electric Industries Co. Ltd.	2,000	15,678
	Meisei Industrial Co. Ltd.	12,400	64,920
	Meiwa Estate Co. Ltd.	4,900	22,660
*	Metaps, Inc.	2,500	13,744
	Mie Kotsu Group Holdings, Inc.	16,800	59,411
	Mikuni Corp.	9,900	29,104
	Mimasu Semiconductor Industry Co. Ltd.	4,200	75,248
	Mirait Holdings Corp.	27,210	381,311
	Mitani Sangyo Co. Ltd.	11,800	27,912
	Mito Securities Co. Ltd.	18,500	37,272
	Mitsuba Corp.	11,600	31,376
	Mitsubishi Kakoki Kaisha Ltd.	2,300	34,484
	Mitsubishi Logistics Corp.	15,900	366,456
	Mitsubishi Materials Corp.	36,700	574,107
*	Mitsubishi Paper Mills Ltd.	15,464	36,363
	Mitsubishi Research Institute, Inc.	2,400	72,258
	Mitsubishi Shokuhin Co. Ltd.	5,500	136,322
	Mitsubishi Steel Manufacturing Co. Ltd.	5,000	41,127

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	$90,649
*	Mitsui E&S Holdings Co. Ltd.	26,600	71,629
	Mitsui Mining & Smelting Co. Ltd.	16,416	415,089
	Mitsui-Soko Holdings Co. Ltd.	5,900	109,683
	Miyaji Engineering Group, Inc.	1,600	42,852
	Miyazaki Bank Ltd. (The)	4,600	73,091
	Miyoshi Oil & Fat Co. Ltd.	3,100	27,476
	Mizuno Corp.	6,300	103,676
	Mochida Pharmaceutical Co. Ltd.	7,000	199,389
	Modec, Inc.	7,200	67,508
	Molitec Steel Co. Ltd.	2,600	6,085
	MORESCO Corp.	2,000	17,999
	Moriroku Holdings Co. Ltd.	3,000	40,829
	Morita Holdings Corp.	10,700	102,694
	Morito Co. Ltd.	8,300	49,102
	Morozoff Ltd.	1,800	41,629
	Mory Industries, Inc.	1,800	34,585
	MRK Holdings, Inc.	10,200	8,962
	MrMax Holdings Ltd.	8,500	39,941
	Musashi Seimitsu Industry Co. Ltd.	6,000	60,975
	Musashino Bank Ltd. (The)	9,600	131,311
	NAC Co. Ltd.	3,000	21,842
	Nachi-Fujikoshi Corp.	3,900	113,426
	Nafco Co. Ltd.	5,500	71,087
	Nagano Bank Ltd. (The)	2,800	27,648
	Nagano Keiki Co. Ltd.	4,200	36,002
	Nagase & Co. Ltd.	32,400	464,293
	Nagatanien Holdings Co. Ltd.	3,800	57,290
	Nakabayashi Co. Ltd.	5,900	22,359
	Nakamoto Packs Co. Ltd.	800	9,422
	Nakayama Steel Works Ltd.	8,000	26,272
*	Namura Shipbuilding Co. Ltd.	20,100	53,824
	Nanto Bank Ltd.	9,900	154,890
	Nanyo Corp.	1,300	18,080
	Nasu Denki Tekko Co. Ltd.	400	27,955
	Natori Co. Ltd.	2,300	35,697
	New Japan Chemical Co. Ltd.	7,000	14,380
	NF Holdings Corp.	1,500	14,253
	NGK Spark Plug Co. Ltd.	45,600	699,742
	NHK Spring Co. Ltd.	66,144	427,219
	Nicca Chemical Co. Ltd.	2,600	15,004
	Nice Corp.	2,600	37,878
	Nichias Corp.	14,900	267,596
	Nichiban Co. Ltd.	3,400	45,587
	Nichicon Corp.	13,400	121,336
	Nichiden Corp.	4,700	78,311
	Nichiha Corp.	7,200	130,173
*	Nichi-iko Pharmaceutical Co. Ltd.	20,907	125,714
	Nichimo Co. Ltd.	800	16,093
	Nichireki Co. Ltd.	8,300	77,475
	Nichirin Co. Ltd.	2,750	32,912
	Nihon Chouzai Co. Ltd.	2,600	25,295
	Nihon Dengi Co. Ltd.	1,500	40,297
	Nihon Denkei Co. Ltd.	2,100	20,633
	Nihon Flush Co. Ltd.	5,300	39,182
	Nihon House Holdings Co. Ltd.	13,000	40,260
	Nihon Nohyaku Co. Ltd.	13,700	63,196
	Nihon Plast Co. Ltd.	6,400	24,264
	Nihon Yamamura Glass Co. Ltd.	2,700	16,279

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Niitaka Co. Ltd.	1,100	$20,218
	Nikkato Corp.	2,400	9,288
	Nikkiso Co. Ltd.	10,800	67,314
	Nikko Co. Ltd.	8,200	38,623
	Nikkon Holdings Co. Ltd.	19,500	295,348
	Nippi, Inc.	900	24,563
	Nippn Corp.	14,000	182,091
	Nippon Carbide Industries Co., Inc.	2,300	24,270
	Nippon Carbon Co. Ltd.	3,000	96,380
	Nippon Chemical Industrial Co. Ltd.	2,200	37,613
*	Nippon Chemi-Con Corp.	7,200	99,943
	Nippon Coke & Engineering Co. Ltd.	52,300	54,839
	Nippon Concrete Industries Co. Ltd.	17,600	41,653
	Nippon Denko Co. Ltd.	35,700	86,795
	Nippon Densetsu Kogyo Co. Ltd.	11,100	138,002
	Nippon Dry-Chemical Co. Ltd.	1,400	17,994
	Nippon Electric Glass Co. Ltd.	26,400	531,443
	Nippon Filcon Co. Ltd.	3,100	11,941
	Nippon Kayaku Co. Ltd.	36,700	319,852
*	Nippon Kinzoku Co. Ltd.	900	8,268
	Nippon Koei Co. Ltd.	4,000	89,285
	Nippon Light Metal Holdings Co. Ltd.	19,800	253,687
	Nippon Paper Industries Co. Ltd.	34,800	276,411
	Nippon Pillar Packing Co. Ltd.	1,800	36,197
	Nippon Piston Ring Co. Ltd.	2,200	21,397
	Nippon Rietec Co. Ltd.	4,600	39,942
	Nippon Road Co. Ltd.	900	50,171
	Nippon Seisen Co. Ltd.	700	22,375
	Nippon Sharyo Ltd.	2,800	45,444
*	Nippon Sheet Glass Co. Ltd.	31,600	95,567
	Nippon Shokubai Co. Ltd.	8,700	350,013
	Nippon Signal Co. Ltd.	14,400	99,966
	Nippon Soda Co. Ltd.	6,600	174,548
	Nippon Steel Trading Corp.	4,900	199,418
	Nippon Suisan Kaisha Ltd.	82,900	366,029
	Nippon Systemware Co. Ltd.	1,000	17,791
	Nippon Thompson Co. Ltd.	17,000	65,997
	Nippon Yakin Kogyo Co. Ltd.	5,500	107,149
	Nipro Corp.	39,000	307,305
	Nishimatsu Construction Co. Ltd.	15,600	459,285
	Nishi-Nippon Financial Holdings, Inc.	37,200	223,586
	Nishio Rent All Co. Ltd.	6,700	144,606
	Nissan Tokyo Sales Holdings Co. Ltd.	4,700	7,994
	Nissei ASB Machine Co. Ltd.	2,300	52,446
	Nissei Plastic Industrial Co. Ltd.	5,800	43,124
	Nissha Co. Ltd.	10,900	115,043
	Nisshin Oillio Group Ltd.	7,700	174,261
	Nisshinbo Holdings, Inc.	47,604	356,176
	Nissin Corp.	5,000	59,524
	Nissin Electric Co. Ltd.	10,600	113,025
	Nitta Gelatin, Inc.	3,800	18,518
	Nitto Boseki Co. Ltd.	6,900	133,800
	Nitto Fuji Flour Milling Co. Ltd.	800	25,924
	Nitto Kogyo Corp.	8,800	103,613
	Nitto Seiko Co. Ltd.	8,700	33,777
	Nittoc Construction Co. Ltd.	5,800	31,474
	Nohmi Bosai Ltd.	6,000	88,363
	Nojima Corp.	8,400	168,944
	Noritsu Koki Co. Ltd.	6,400	106,128

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Noritz Corp.	9,000	$104,225
	North Pacific Bank Ltd.	83,300	157,949
	NS United Kaiun Kaisha Ltd.	2,900	79,700
	NSK Ltd.	124,500	688,950
*	NTN Corp.	134,300	214,522
	Oat Agrio Co. Ltd.	2,600	23,360
	Obara Group, Inc.	500	11,190
	Ochi Holdings Co. Ltd.	900	8,664
	Odawara Engineering Co. Ltd.	900	12,391
	Oenon Holdings, Inc.	12,400	30,282
	Ogaki Kyoritsu Bank Ltd.	11,800	172,944
	Ohara, Inc.	2,300	19,450
	Oiles Corp.	6,500	74,682
	Oita Bank Ltd. (The)	3,700	52,738
	Okabe Co. Ltd.	10,700	54,330
	Okada Aiyon Corp.	1,100	13,019
	Okamoto Industries, Inc.	3,400	100,107
	Okamoto Machine Tool Works Ltd.	700	21,675
	Okamura Corp.	16,400	150,715
	Okasan Securities Group, Inc.	53,000	141,900
	Oki Electric Industry Co. Ltd.	31,700	205,345
	Okinawa Financial Group, Inc.	7,180	122,914
	OKUMA Corp.	7,100	253,764
	Okumura Corp.	10,700	252,593
	Okura Industrial Co. Ltd.	2,800	39,425
	Okuwa Co. Ltd.	9,100	61,076
	Olba Healthcare Holdings, Inc.	1,600	20,885
	Olympic Group Corp.	2,600	13,278
	Onamba Co. Ltd.	3,300	11,518
	Onoken Co. Ltd.	5,000	58,055
	Onward Holdings Co. Ltd.	37,900	70,783
	Organo Corp.	1,700	116,646
	Oriental Consultants Holdings Co. Ltd.	500	10,241
	Oriental Shiraishi Corp.	36,900	66,689
	Origin Co. Ltd.	900	9,519
	Osaki Electric Co. Ltd.	16,200	61,171
	OSG Corp.	18,800	236,175
	OUG Holdings, Inc.	1,100	22,610
	Ozu Corp.	1,500	23,045
	Pacific Industrial Co. Ltd.	13,600	105,445
	Pack Corp.	3,900	71,378
	Paraca, Inc.	1,600	22,110
	Paramount Bed Holdings Co. Ltd.	10,800	179,873
	PC Depot Corp.	9,200	21,796
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	28,736
	Penta-Ocean Construction Co. Ltd.	62,100	303,854
	People Dreams & Technologies Group Co. Ltd.	2,300	38,113
	Press Kogyo Co. Ltd.	25,300	76,011
	Pressance Corp.	6,000	72,028
	Prima Meat Packers Ltd.	5,100	83,630
	Procrea Holdings, Inc.	8,784	121,362
	Pronexus, Inc.	5,100	41,565
	Proto Corp.	8,500	66,768
	PS Mitsubishi Construction Co. Ltd.	11,200	48,509
	Punch Industry Co. Ltd.	4,100	14,593
	Qol Holdings Co. Ltd.	6,200	52,187
	Raiznext Corp.	8,600	71,302
	Rasa Corp.	1,900	14,266
	Rasa Industries Ltd.	2,800	30,329

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Raysum Co. Ltd.	4,400	$32,450
	Rengo Co. Ltd.	60,100	355,825
	Restar Holdings Corp.	5,900	91,118
	Retail Partners Co. Ltd.	9,100	79,277
	Rheon Automatic Machinery Co. Ltd.	7,100	60,134
	Riken Keiki Co. Ltd.	400	12,591
	Riken Technos Corp.	11,500	38,661
	Riken Vitamin Co. Ltd.	5,400	70,986
	Rion Co. Ltd.	2,600	45,739
	Riso Kagaku Corp.	3,800	71,352
	Rix Corp.	600	7,609
	Rokko Butter Co. Ltd.	3,900	46,470
	Roland DG Corp.	2,700	67,392
	Ryobi Ltd.	7,900	65,341
	Ryoden Corp.	4,800	62,017
	Ryosan Co. Ltd.	6,700	119,195
	S Foods, Inc.	4,200	97,712
	S&B Foods, Inc.	2,500	69,480
	Sac’s Bar Holdings, Inc.	9,400	36,504
	Sakai Chemical Industry Co. Ltd.	4,000	56,286
	Sakai Heavy Industries Ltd.	1,600	38,628
	Sakai Moving Service Co. Ltd.	1,000	34,124
	Sakata INX Corp.	14,300	108,142
	Sala Corp.	18,200	87,526
	SAMTY Co. Ltd.	9,800	158,282
	San Holdings, Inc.	3,300	40,120
	San ju San Financial Group, Inc.	6,830	73,862
	San-A Co. Ltd.	5,200	163,240
	San-Ai Oil Co. Ltd.	19,800	145,353
	Sanei Architecture Planning Co. Ltd.	3,100	40,111
	Sangetsu Corp.	12,600	150,949
	San-In Godo Bank Ltd. (The)	48,500	240,791
	Sanki Engineering Co. Ltd.	11,600	131,400
	Sanko Gosei Ltd.	6,600	17,396
	Sanko Metal Industrial Co. Ltd.	1,000	20,048
	Sankyo Co. Ltd.	12,700	365,442
	Sankyo Frontier Co. Ltd.	800	29,448
	Sankyo Tateyama, Inc.	7,100	31,784
	Sankyu, Inc.	15,200	463,433
	Sanoh Industrial Co. Ltd.	7,100	38,289
	Sansei Technologies, Inc.	4,600	26,450
	Sansha Electric Manufacturing Co. Ltd.	4,900	28,268
	Sanshin Electronics Co. Ltd.	2,200	25,803
	Sanyo Chemical Industries Ltd.	3,500	133,842
	Sanyo Denki Co. Ltd.	2,700	115,974
	Sanyo Special Steel Co. Ltd.	6,600	100,970
	Sanyo Trading Co. Ltd.	6,600	50,030
	Sapporo Holdings Ltd.	18,700	389,223
	Sato Holdings Corp.	4,800	66,001
	Sato Shoji Corp.	5,000	42,538
	Satori Electric Co. Ltd.	4,200	39,552
	Satudora Holdings Co. Ltd.	1,800	9,184
	Sawai Group Holdings Co. Ltd.	11,500	385,764
*	SBI Insurance Group Co. Ltd.	900	6,907
	Scala, Inc.	8,400	48,990
	Scroll Corp.	9,700	59,310
	Seika Corp.	2,600	32,343
	Seikitokyu Kogyo Co. Ltd.	8,500	48,190
	Seiko Holdings Corp.	8,200	140,391

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Seiko PMC Corp.	4,100	$18,260
Seikoh Giken Co. Ltd.	1,600	22,303
Seino Holdings Co. Ltd.	36,800	300,618
Sekisui Kasei Co. Ltd.	8,100	27,482
SEMITEC Corp.	400	19,646
Senko Group Holdings Co. Ltd.	32,800	221,823
Senshu Electric Co. Ltd.	2,300	87,821
Senshu Ikeda Holdings, Inc.	75,200	102,889
Shibaura Machine Co. Ltd.	4,300	102,714
Shibusawa Warehouse Co. Ltd.	3,100	53,939
Shibuya Corp.	4,400	79,250
Shiga Bank Ltd.	12,400	233,176
Shikibo Ltd.	4,000	26,852
Shikoku Bank Ltd. (The)	12,000	71,721
Shima Seiki Manufacturing Ltd.	8,700	124,127
Shimizu Bank Ltd. (The)	2,700	32,399
Shimojima Co. Ltd.	5,000	36,118
Shin Nippon Air Technologies Co. Ltd.	3,200	44,222
Shinagawa Refractories Co. Ltd.	1,700	47,956
Shindengen Electric Manufacturing Co. Ltd.	2,500	55,593
Shin-Etsu Polymer Co. Ltd.	11,300	88,880
Shinko Shoji Co. Ltd.	8,100	58,758
Shinmaywa Industries Ltd.	14,600	102,409
Shin-Nihon Tatemono Co. Ltd.	3,600	10,890
Shinoken Group Co. Ltd.	7,900	61,517
Shinsho Corp.	1,500	41,726
Shinwa Co. Ltd.	3,600	55,235
Shinwa Co. Ltd.	3,500	21,368
Shizuki Electric Co., Inc.	4,800	16,599
Shizuoka Bank Ltd.	116,600	754,410
Shizuoka Gas Co. Ltd.	16,700	119,708
Shofu, Inc.	2,700	33,468
Showa Denko KK.	51,200	996,268
Showa Sangyo Co. Ltd.	5,000	101,146
Showa Shinku Co. Ltd.	700	7,726
Siix Corp.	10,100	77,152
Sinanen Holdings Co. Ltd.	2,300	57,331
Sinfonia Technology Co. Ltd.	7,500	72,744
Sinko Industries Ltd.	5,700	71,642
SK-Electronics Co. Ltd.	2,400	14,500
SKY Perfect JSAT Holdings, Inc.	43,100	139,619
SMK Corp.	1,500	24,941
Soda Nikka Co. Ltd.	6,400	32,907
Sodick Co. Ltd.	16,800	94,003
Sojitz Corp.	77,940	1,188,456
Soken Chemical & Engineering Co. Ltd.	2,800	35,923
Soshin Electric Co. Ltd.	2,800	12,439
Space Co. Ltd.	4,920	34,368
SPK Corp.	2,100	21,559
ST Corp.	3,700	42,970
Star Mica Holdings Co. Ltd.	2,100	24,848
Star Micronics Co. Ltd.	9,900	110,974
Starts Corp., Inc.	8,800	163,102
Starzen Co. Ltd.	4,900	74,589
Stella Chemifa Corp.	2,900	54,370
Step Co. Ltd.	1,700	23,474
Subaru Enterprise Co. Ltd.	400	25,728
Sugimoto & Co. Ltd.	2,800	46,995
Sumida Corp.	7,600	49,183

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Suminoe Textile Co. Ltd.	1,700	$24,497
Sumitomo Bakelite Co. Ltd.	9,900	324,830
Sumitomo Dainippon Pharma Co. Ltd.	7,600	67,698
Sumitomo Densetsu Co. Ltd.	4,800	82,140
Sumitomo Forestry Co. Ltd.	34,900	533,929
Sumitomo Heavy Industries Ltd.	35,600	753,345
Sumitomo Mitsui Construction Co. Ltd.	42,300	137,244
Sumitomo Osaka Cement Co. Ltd.	11,500	321,569
Sumitomo Precision Products Co. Ltd.	1,300	21,203
Sumitomo Riko Co. Ltd.	11,300	48,300
Sumitomo Rubber Industries Ltd.	57,954	502,336
Sumitomo Seika Chemicals Co. Ltd.	2,600	61,034
Sumitomo Warehouse Co. Ltd. (The)	15,100	253,403
Sun Frontier Fudousan Co. Ltd.	9,500	79,384
Suncall Corp.	7,300	28,128
Sun-Wa Technos Corp.	3,300	33,863
Suruga Bank Ltd.	52,700	165,338
Suzuden Corp.	1,700	29,379
Suzuki Co. Ltd.	4,300	25,109
SWCC Showa Holdings Co. Ltd.	7,100	94,947
T Hasegawa Co. Ltd.	9,200	179,163
T RAD Co. Ltd.	2,300	40,247
T&K Toka Co. Ltd.	6,700	42,012
Tachibana Eletech Co. Ltd.	4,500	56,117
Tachi-S Co. Ltd.	10,500	81,766
Tadano Ltd.	25,600	181,857
Taihei Dengyo Kaisha Ltd.	4,000	83,095
Taiheiyo Cement Corp.	34,600	559,813
Taiheiyo Kouhatsu, Inc.	1,500	7,216
Taiho Kogyo Co. Ltd.	4,800	23,638
Taikisha Ltd.	7,000	172,729
Taiko Bank Ltd. (The)	3,500	35,451
Taisei Lamick Co. Ltd.	2,400	47,798
Takachiho Koheki Co. Ltd.	2,000	23,417
Takamatsu Construction Group Co. Ltd.	5,400	89,941
Takamiya Co. Ltd.	5,300	14,425
Takaoka Toko Co. Ltd.	3,700	45,879
Takara & Co. Ltd.	3,300	47,328
Takara Leben Co. Ltd.	29,200	66,788
Takara Standard Co. Ltd.	9,700	96,910
Takasago International Corp.	4,300	86,717
Takasago Thermal Engineering Co. Ltd.	12,900	168,740
Takashima & Co. Ltd.	1,500	26,504
Takashimaya Co. Ltd.	49,600	452,414
Takasho Co. Ltd.	4,200	22,200
TAKEBISHI Corp.	2,800	31,387
Takemoto Yohki Co. Ltd.	1,400	8,747
Takeuchi Manufacturing Co. Ltd.	6,100	111,862
Takihyo Co. Ltd.	1,600	13,477
Takisawa Machine Tool Co. Ltd.	1,800	16,718
Tamron Co. Ltd.	4,200	74,039
Tamura Corp.	19,500	82,408
Tanabe Engineering Corp.	1,300	9,068
Tatsuta Electric Wire & Cable Co. Ltd.	11,500	40,903
Tayca Corp.	5,300	48,737
Tbk Co. Ltd.	9,300	24,724
Technoflex Corp.	1,200	9,308
Teijin Ltd.	61,800	660,412
Tekken Corp.	3,800	53,764

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tera Probe, Inc.	1,200	$12,387
	Terasaki Electric Co. Ltd.	900	6,976
	Toa Corp.	7,300	39,452
	Toa Corp.	4,300	93,992
	Toa Oil Co. Ltd.	2,000	41,510
	TOA ROAD Corp.	1,700	65,473
	Tobishima Corp.	6,940	54,683
	Tochigi Bank Ltd. (The)	34,500	64,248
	Toda Corp.	62,600	359,670
	Toenec Corp.	2,600	66,540
	Togami Electric Manufacturing Co. Ltd.	700	9,123
	Toho Acetylene Co. Ltd.	1,200	10,174
	Toho Bank Ltd. (The)	61,900	96,434
	Toho Co. Ltd.	1,300	11,265
	Toho Holdings Co. Ltd.	17,300	280,826
	Toho Zinc Co. Ltd.	4,600	98,158
	Tohoku Bank Ltd. (The)	2,800	21,523
	Tokai Carbon Co. Ltd.	54,400	449,826
	Tokai Corp.	6,300	83,473
	Tokai Rika Co. Ltd.	16,900	178,062
	Tokai Tokyo Financial Holdings, Inc.	67,800	201,134
	Tokushu Tokai Paper Co. Ltd.	2,500	66,401
	Tokuyama Corp.	19,500	259,353
	Tokyo Keiki, Inc.	3,800	33,106
	Tokyo Kiraboshi Financial Group, Inc.	9,600	129,709
	Tokyo Rakutenchi Co. Ltd.	900	27,388
	Tokyo Rope Manufacturing Co. Ltd.	3,800	24,598
	Tokyo Sangyo Co. Ltd.	4,000	21,819
	Tokyo Tatemono Co. Ltd.	39,200	552,678
	Tokyo Theatres Co., Inc.	3,000	28,198
	Tokyu Construction Co. Ltd.	24,800	115,013
	Tokyu Fudosan Holdings Corp.	193,300	1,005,869
	Toli Corp.	12,400	20,748
	Tomato Bank Ltd.	3,100	24,370
	Tomen Devices Corp.	800	35,725
	Tomoe Engineering Co. Ltd.	2,300	41,222
	Tomoku Co. Ltd.	3,200	36,651
	TOMONY Holdings, Inc.	36,900	93,329
	Tomy Co. Ltd.	11,100	105,312
	Tonami Holdings Co. Ltd.	1,600	43,199
	Topre Corp.	9,900	83,938
	Topy Industries Ltd.	4,600	36,549
	Torex Semiconductor Ltd.	2,700	46,861
	Torishima Pump Manufacturing Co. Ltd.	5,200	51,156
	Tosei Corp.	9,200	77,412
	Totech Corp.	1,900	38,442
	Totetsu Kogyo Co. Ltd.	6,100	110,268
	Totoku Electric Co. Ltd.	500	10,298
	Tottori Bank Ltd. (The)	3,000	27,498
	Towa Bank Ltd. (The)	11,700	48,592
	Towa Pharmaceutical Co. Ltd.	6,900	146,775
*	Toyo Construction Co. Ltd.	22,200	159,736
	Toyo Denki Seizo KK	1,900	13,452
*	Toyo Engineering Corp.	8,900	41,562
	Toyo Ink SC Holdings Co. Ltd.	12,300	183,152
	Toyo Kanetsu KK	2,400	44,870
	Toyo Logistics Co. Ltd.	6,200	14,669
	Toyo Machinery & Metal Co. Ltd.	5,300	24,492
	Toyo Seikan Group Holdings Ltd.	46,800	506,207

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Tanso Co. Ltd.	4,200	$91,264
	Toyo Tire Corp.	32,200	369,332
	Toyo Wharf & Warehouse Co. Ltd.	1,800	20,110
	Toyobo Co. Ltd.	26,300	216,229
	Toyoda Gosei Co. Ltd.	21,500	313,083
	Toyota Boshoku Corp.	17,700	282,092
	Trusco Nakayama Corp.	12,500	194,930
	Tsubaki Nakashima Co. Ltd.	13,000	93,433
	Tsubakimoto Chain Co.	8,100	184,960
	Tsubakimoto Kogyo Co. Ltd.	1,000	27,265
	Tsukishima Kikai Co. Ltd.	7,700	60,819
	Tsukuba Bank Ltd.	24,100	36,101
	Tsumura & Co.	16,500	405,979
	Tsurumi Manufacturing Co. Ltd.	4,800	68,708
	Tsuzuki Denki Co. Ltd.	900	10,228
	Tv Tokyo Holdings Corp.	2,400	37,538
	UACJ Corp.	10,400	173,992
	UBE Corp.	33,800	524,062
	Uchida Yoko Co. Ltd.	2,000	75,479
	Ueki Corp.	1,000	11,268
	Uniden Holdings Corp.	2,100	56,513
	Union Tool Co.	2,300	66,067
	Unipres Corp.	10,500	60,439
	United Super Markets Holdings, Inc.	16,200	137,063
	UNITED, Inc.	2,700	36,146
*	Unitika Ltd.	19,200	41,331
	Univance Corp.	5,600	19,160
*	Universal Entertainment Corp.	8,700	155,663
	Urbanet Corp. Co. Ltd.	7,300	16,941
	V Technology Co. Ltd.	2,900	66,729
	Valor Holdings Co. Ltd.	9,700	152,817
	Valqua Ltd.	4,700	94,521
	Vertex Corp.	1,600	37,394
	Vital KSK Holdings, Inc.	12,200	71,571
	VT Holdings Co. Ltd.	24,900	88,148
	Wacoal Holdings Corp.	13,500	192,290
	Wakachiku Construction Co. Ltd.	3,700	55,377
	Wakita & Co. Ltd.	12,600	104,845
	Warabeya Nichiyo Holdings Co. Ltd.	4,700	60,117
	Watts Co. Ltd.	2,800	15,230
	Wood One Co. Ltd.	2,403	25,465
	World Co. Ltd.	7,600	75,829
	Wowow, Inc.	2,200	26,083
	Xebio Holdings Co. Ltd.	8,802	62,169
	YAC Holdings Co. Ltd.	1,800	21,000
	Yachiyo Industry Co. Ltd.	3,600	18,249
	Yagi & Co. Ltd.	800	7,331
	Yahagi Construction Co. Ltd.	7,300	45,027
	YAMABIKO Corp.	11,300	122,687
*	Yamada Holdings Co. Ltd.	218,400	652,160
	Yamae Group Holdings Co. Ltd.	3,500	27,518
	Yamagata Bank Ltd. (The)	7,800	51,953
	Yamaguchi Financial Group, Inc.	67,828	371,912
	Yamanashi Chuo Bank Ltd. (The)	9,000	68,144
	Yamashina Corp.	27,600	14,654
	Yamatane Corp.	2,300	29,461
	Yamaura Corp.	2,600	18,710
	Yamaya Corp.	1,800	34,547
	Yamazawa Co. Ltd.	800	9,425

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamazen Corp.	14,700	$108,564
	Yashima Denki Co. Ltd.	4,000	28,973
	Yellow Hat Ltd.	11,100	138,661
	Yokogawa Bridge Holdings Corp.	9,000	131,989
	Yokohama Rubber Co. Ltd. (The)	40,300	539,560
	Yokorei Co. Ltd.	14,900	99,585
	Yondenko Corp.	3,000	40,439
	Yondoshi Holdings, Inc.	4,400	57,149
	Yorozu Corp.	5,100	30,371
	Yotai Refractories Co. Ltd.	5,200	54,084
*	Yuasa Funashoku Co. Ltd.	500	9,986
	Yuasa Trading Co. Ltd.	6,300	140,563
	Yurtec Corp.	11,800	62,327
	Yushin Precision Equipment Co. Ltd.	4,900	23,706
	Yutaka Giken Co. Ltd.	1,300	17,755
	Zeon Corp.	34,900	371,642
	Zuiko Corp.	5,200	31,205

TOTAL JAPAN			104,134,367

MALAYSIA — (0.5%)
	Able Global Bhd	27,200	9,099
	Aeon Co. M Bhd	62,600	23,408
	AFFIN Bank Bhd	57,208	27,471
	Ajinomoto Malaysia Bhd	3,900	12,814
	Alliance Bank Malaysia Bhd	156,100	135,094
	Allianz Malaysia Bhd	10,200	29,815
	AME Elite Consortium Bhd	23,900	9,354
*	AMMB Holdings Bhd	251,700	212,558
*	Ancom Nylex Bhd	25,700	20,054
	Batu Kawan Bhd	15,700	104,809
*	Berjaya Corp. Bhd	528,042	30,701
	Beshom Holdings Bhd	16,303	5,988
	BIMB Holdings Bhd	85,200	56,670
*	Boustead Holdings Bhd	106,008	18,845
#	Boustead Plantations Bhd	64,100	17,069
#*	Bumi Armada Bhd	415,900	40,700
#	Cahya Mata Sarawak Bhd	111,300	27,195
*	Coastal Contracts Bhd	24,400	10,181
	Comfort Glove Bhd	48,200	8,021
#*	Cypark Resources Bhd	33,050	6,014
#	Dayang Enterprise Holdings Bhd	73,040	14,493
#	DRB-Hicom Bhd	155,700	49,503
	Eco World Development Group Bhd	211,800	46,416
*	Ecofirst Consolidated Bhd	81,300	7,353
#*	Ekovest BHD	194,300	20,677
#	FGV Holdings Bhd	88,200	41,189
	Formosa Prosonic Industries Bhd	22,200	16,411
	Gamuda Bhd	268,289	228,226
#	Guan Chong Bhd	46,700	28,248
#	Hengyuan Refining Co. Bhd	35,300	46,923
#	Hiap Teck Venture Bhd	188,100	18,635
	Hibiscus Petroleum Bhd	231,700	66,950
	Hong Leong Industries Bhd	10,900	22,581
	IGB Bhd	51,983	28,230
#	IJM Corp. Bhd	420,900	177,188
	IOI Properties Group Bhd	232,249	54,354
*	Iris Corp. Bhd	171,500	6,871
#*	JAKS Resources Bhd	399,320	30,078
*	Jaya Tiasa Holdings Bhd	64,000	16,993

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd	39,895	$10,693
#*	KNM Group Bhd	444,200	15,730
	Kossan Rubber Industries	170,500	72,013
	KPJ Healthcare Bhd	289,500	62,943
#	LBS Bina Group Bhd	122,590	13,449
	Leong Hup International Bhd	134,700	16,133
	Lii Hen Industries Bhd	15,400	10,936
	Luxchem Corp. Bhd	110,200	17,070
#	Magni-Tech Industries Bhd	28,266	12,687
	Magnum Bhd	144,430	59,897
	Mah Sing Group Bhd	164,200	25,766
	Malayan Flour Mills Bhd	85,950	12,761
#	Malaysia Building Society Bhd	394,884	57,755
#	Malaysia Smelting Corp. Bhd	40,000	42,399
#	Malaysian Resources Corp. Bhd	406,277	35,686
	Matrix Concepts Holdings Bhd	66,750	35,251
#	Mega First Corp. Bhd	82,000	71,501
#	MKH Bhd	42,400	13,322
#	MNRB Holdings Bhd	102,843	25,268
*	MPHB Capital Bhd	107,000	33,185
#	Muda Holdings Bhd	36,200	19,653
*	Mulpha International Bhd	20,120	10,838
	Nylex Malaysia Bhd	1,285	104
#	Paramount Corp. Bhd	41,580	7,033
#	Petron Malaysia Refining & Marketing Bhd	17,400	21,937
#*	Sapura Energy Bhd	1,048,700	8,273
	Sarawak Oil Palms Bhd	45,385	72,137
††	Serba Dinamik Holdings Bhd	205,400	12,385
	Sime Darby Property Bhd	301,800	40,831
	SP Setia Bhd Group	237,457	63,573
	Sunway Bhd	172,400	72,026
#	Supermax Corp. Bhd	195,196	49,762
#	Syarikat Takaful Malaysia Keluarga Bhd	41,346	33,668
#	Ta Ann Holdings Bhd	39,440	55,793
#	Taliworks Corp. Bhd	69,900	14,672
#	Thong Guan Industries Bhd	26,000	14,842
*	Tropicana Corp. Bhd	116,928	26,199
	TSH Resources Bhd	96,200	38,177
#	UEM Edgenta Bhd	59,000	21,500
#*	UEM Sunrise Bhd	187,800	14,557
	UMW Holdings Bhd	59,700	45,497
	United Malacca Bhd	15,200	19,861
#	United Plantations Bhd	6,800	24,501
	UOA Development Bhd	137,100	56,593
#*	Velesto Energy Bhd	594,639	16,193
*	WCT Holdings Bhd	178,248	22,185
	Yinson Holdings Bhd	151,800	85,114
*	YNH Property Bhd	52,616	34,872
#	YTL Corp. Bhd	642,734	93,391

TOTAL MALAYSIA			3,367,791

MEXICO — (0.7%)
*	ALEATICA SAB de CV	32,376	28,843
	Alfa SAB de CV, Class A	346,918	233,585
	Alpek SAB de CV	72,844	98,165
Ω	Banco del Bajio SA	115,511	284,157
	Bolsa Mexicana de Valores SAB de CV	40,742	81,558
*	Cemex SAB de CV, Sponsored ADR	4,160	18,304
	Cia Minera Autlan SAB de CV, Class B	49,936	35,972

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Consorcio ARA SAB de CV	116,555	$22,847
	Corp.Actinver SAB de CV	15,000	8,806
	Cydsa SAB de CV	1,721	1,138
	El Puerto de Liverpool SAB de CV, Class C1	26,678	135,152
	GCC SAB de CV	25,958	173,036
	Genomma Lab Internacional SAB de CV, Class B	112,180	118,631
	Gruma SAB de CV, Class B	9,484	112,954
	Grupo Carso SAB de CV	17,364	56,594
	Grupo Comercial Chedraui SA de CV	114,000	287,255
*	Grupo Financiero Inbursa SAB de CV, Class O	179,550	305,050
	Grupo Herdez SAB de CV	18,613	27,828
*	Grupo Hotelero Santa Fe SAB de CV	34,842	7,683
	Grupo Industrial Saltillo SAB de CV	37,531	42,301
*	Grupo Sanborns SAB de CV	32,226	31,426
*	Grupo Simec SAB de CV, Class B	7,364	72,895
	Grupo Televisa SAB, Sponsored ADR	7,020	64,795
	Grupo Televisa SAB	137,650	255,583
*	Hoteles City Express SAB de CV	61,700	15,118
	Industrias Bachoco SAB de CV, Class B	28,476	108,146
*	Industrias CH SAB de CV, Class B.	36,248	373,022
	Industrias Penoles SAB de CV	17,093	188,072
	La Comer SAB de CV	82,402	153,203
	Megacable Holdings SAB de CV	95,361	271,038
*	Minera Frisco SAB de CV, Class A1	268,120	47,432
*Ω	Nemak SAB de CV	309,062	66,488
	Operadora de Sites Mexicanos SA de CV	119,605	146,587
	Orbia Advance Corp. SAB de CV	109,587	263,462
*	Organizacion Cultiba SAB de CV	58,298	26,483
	Organizacion Soriana SAB de CV, Class B	32,023	37,270
	Promotora y Operadora de Infraestructura SAB de CV	32,861	240,727
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	19,964
	Qualitas Controladora SAB de CV	14,241	76,765
	Regional SAB de CV	21,120	127,476
*	Unifin Financiera SAB de CV	68,832	58,691
	Vitro SAB de CV, Class A	20,798	26,183

TOTAL MEXICO			4,750,685

NETHERLANDS — (1.9%)
	Aalberts NV	11,857	576,159
Ω	ABN AMRO Bank NV	120,723	1,500,727
*	Accell Group NV	6,803	410,962
	Aegon NV	207,421	1,075,411
	Aegon NV	116,069	596,595
*	AFC Ajax NV	763	10,395
	APERAM SA	13,516	521,684
	ASR Nederland NV	43,712	1,986,653
Ω	B&S Group Sarl	7,499	55,207
	Boskalis Westminster	21,208	736,560
	Brunel International NV	4,689	54,484
	ForFarmers NV	7,360	22,580
*	Fugro NV	33,219	406,944
	Heijmans NV	7,354	101,001
*	Hunter Douglas NV	113	20,664
*Ω	Intertrust NV	24,537	506,325
	JDE Peet’s NV	5,085	149,596
	Kendrion NV	3,805	72,434
*	Koninklijke BAM Groep NV	91,357	252,861
	Koninklijke Vopak NV	17,457	469,414
*Ω	Lucas Bols NV	1,767	19,511

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Ordina NV	26,153	$119,623
	Randstad NV	11,466	606,312
	SBM Offshore NV	47,387	686,692
Ω	Signify NV	32,607	1,379,524
*	Sligro Food Group NV	7,628	179,038
	TKH Group NV	6,488	318,173
	Van Lanschot Kempen NV	10,130	263,801

TOTAL NETHERLANDS			13,099,330

NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	352,449	200,027
	Arvida Group Ltd.	104,393	110,238
*	Channel Infrastructure NZ Ltd.	54,077	37,707
	Chorus Ltd.	33,825	160,474
	Comvita Ltd.	6,699	14,290
	EBOS Group Ltd.	793	21,629
	Heartland Group Holdings Ltd.	82,898	122,381
	KMD Brands Ltd.	126,912	112,468
	Napier Port Holdings Ltd.	10,605	19,825
	NZME Ltd.	28,793	26,658
	Oceania Healthcare Ltd.	139,589	92,638
	PGG Wrightson Ltd.	2,747	7,133
*	Rakon Ltd.	15,425	16,660
*	Sanford Ltd.	13,691	39,844
	Scales Corp. Ltd.	20,283	63,281
*	SKY Network Television Ltd.	42,375	73,101
	SKYCITY Entertainment Group Ltd.	153,671	287,080
	Steel & Tube Holdings Ltd.	30,627	30,349
	Summerset Group Holdings Ltd.	33,945	255,673
*	Synlait Milk Ltd.	21,865	49,847
*	Tourism Holdings Ltd.	35,671	68,987
	TOWER Ltd.	60,691	27,382
	Warehouse Group Ltd.	20,758	46,314
	Z Energy Ltd.	68,518	167,209

TOTAL NEW ZEALAND			2,051,195

NORWAY — (0.7%)
	2020 Bulkers Ltd.	1,235	15,760
*	Akastor ASA	37,863	32,866
	Aker Solutions ASA	60,677	209,661
	American Shipping Co. ASA	11,380	39,320
	Belships ASA	14,349	30,359
	Bonheur ASA	5,585	207,688
*	Borr Drilling Ltd.	31,060	120,202
*	BW Energy Ltd.	18,375	53,485
Ω	BW LPG Ltd.	23,228	146,064
	BW Offshore Ltd.	27,830	80,040
	DNO ASA	104,596	158,562
Ω	Elkem ASA	69,418	288,288
Ω	Elmera Group ASA	13,870	31,300
	FLEX LNG Ltd.	6,935	195,367
*	Frontline Ltd.	32,172	266,453
	Golden Ocean Group Ltd.	28,799	358,522
*	Grieg Seafood ASA	11,987	178,582
*	Hafnia Ltd.	21,611	63,545
	Hunter Group ASA	89,778	29,367
	Komplett Bank ASA	12,096	9,253
*	Kongsberg Automotive ASA	246,596	64,573

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	MPC Container Ships ASA	38,734	$115,291
*Ω	Norske Skog ASA	8,654	47,431
	Norway Royal Salmon ASA	1,085	28,456
*	Norwegian Energy Co. ASA	7,139	265,242
*	NRC Group ASA	11,663	23,260
*	Odfjell Drilling Ltd.	24,848	63,734
*	Odfjell SE, Class A	8,358	40,919
*	Odfjell Technology Ltd.	4,141	9,983
Ω	Okeanis Eco Tankers Corp.	2,333	23,570
*	Otello Corp. ASA	12,013	34,532
*	Panoro Energy ASA	14,178	47,840
	Pareto Bank ASA	7,034	40,770
*	PGS ASA	106,360	40,598
	Protector Forsikring ASA	14,114	160,275
*	Q-Free ASA	15,214	11,982
	Sandnes Sparebank	3,712	39,829
	Selvaag Bolig ASA	8,806	41,602
*Ω	Shelf Drilling Ltd.	17,494	24,469
	Sparebank 1 Oestlandet	10,520	153,940
	SpareBank 1 Sorost-Norge	16,843	104,359
	Sparebanken More	9,555	81,499
	Stolt-Nielsen Ltd.	5,183	93,624
	Subsea 7 SA	64,214	526,317
	TGS ASA.	24,368	375,914
	Wallenius Wilhelmsen ASA	14,760	92,645
Ω	XXL ASA	28,771	30,096

TOTAL NORWAY			5,097,434

PHILIPPINES — (0.2%)
	8990 Holdings, Inc.	158,000	41,679
	Alliance Global Group, Inc.	364,100	82,121
*	Atlas Consolidated Mining & Development Corp.	95,100	10,868
*	Belle Corp.	514,000	12,397
*Ω	CEMEX Holdings Philippines, Inc.	615,323	9,414
	China Banking Corp.	134,000	68,602
	Cosco Capital, Inc.	295,700	27,717
	DMCI Holdings, Inc.	494,700	78,422
	DoubleDragon Corp.	56,800	9,024
*	East West Banking Corp.	126,750	19,578
	Filinvest Land, Inc.	1,248,000	25,073
	First Philippine Holdings Corp.	35,390	47,444
	GT Capital Holdings, Inc.	9,255	88,834
	Holcim Philippines, Inc.	9,900	1,042
*	Integrated Micro-Electronics, Inc.	65,800	8,822
	LT Group, Inc.	276,500	45,001
	Megaworld Corp.	1,637,000	88,727
	Metropolitan Bank & Trust Co.	103,930	101,206
*	Petron Corp.	425,100	25,996
*	Philcomsat Holdings Corp.	10,942	67
	Philex Mining Corp.	281,400	26,665
*	Philippine National Bank	69,743	25,332
*	Phoenix Petroleum Philippines, Inc.	68,700	13,454
*	Pilipinas Shell Petroleum Corp.	33,500	11,066
	Puregold Price Club, Inc.	17,000	10,711
	RFM Corp.	131,000	10,557
	Rizal Commercial Banking Corp.	59,520	22,710
	Robinsons Land Corp.	313,031	113,703
	Robinsons Retail Holdings, Inc.	60,780	62,180
	San Miguel Corp.	51,260	104,395

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Security Bank Corp.	77,160	$151,785
*	Top Frontier Investment Holdings, Inc.	3,550	7,880
	Union Bank of the Philippines	53,450	74,603
	Vista Land & Lifescapes, Inc.	435,200	21,362

TOTAL PHILIPPINES			1,448,437

POLAND — (0.3%)
	AB SA	2,231	23,229
*	Agora SA	7,238	9,252
*	Alior Bank SA	16,780	136,989
	Alumetal SA	1,300	20,522
	Amica SA	1,011	20,955
	Apator SA	3,012	11,855
	ASBISc Enterprises PLC	2,483	6,865
	Asseco Poland SA	5,474	96,191
	Astarta Holding NV	212	1,141
	Bank Handlowy w Warszawie SA	5,520	74,370
*	Bank Ochrony Srodowiska SA	9,806	18,946
	Ciech SA	5,187	46,244
	Cognor Holding SA	27,036	36,235
	ComArch SA	726	28,119
	Cyfrowy Polsat SA	16,964	92,374
	Develia SA	100,947	80,369
	Echo Investment SA	21,847	16,814
*	Enea SA	51,599	111,449
	Fabryki Mebli Forte SA	2,722	23,397
*	Famur SA	55,757	35,794
*	Grupa Azoty SA	8,145	73,443
*	Grupa Lotos SA	15,618	242,853
	Inter Cars SA	539	49,692
*	Jastrzebska Spolka Weglowa SA	9,070	137,394
	Kernel Holding SA	11,673	69,242
*	Lubelski Wegiel Bogdanka SA	1,672	20,044
*	mBank SA	1,977	132,324
	Mirbud SA	6,090	4,650
*	PGE Polska Grupa Energetyczna SA	121,954	271,218
*	PKP Cargo SA	4,386	11,486
*	Polimex-Mostostal SA	16,878	13,389
*	Tauron Polska Energia SA	218,550	164,352
*	VRG SA	30,608	26,000
	Warsaw Stock Exchange	2,325	20,348
	Wawel SA	130	13,230
*	Zespol Elektrowni Patnow Adamow Konin SA	3,104	11,769

TOTAL POLAND			2,152,544

PORTUGAL — (0.4%)
	Altri SGPS SA	33,412	221,746
*	Banco Comercial Portugues SA, Class R	3,224,558	498,482
	Corticeira Amorim SGPS SA	12,616	130,513
	Galp Energia SGPS SA	35,803	435,781
*	Greenvolt-Energias Renovaveis SA	373	2,783
*	Ibersol SGPS SA	4,207	24,722
	Navigator Co. SA	91,338	374,688
	NOS SGPS SA	93,252	394,344
*	Novabase SGPS SA	4,522	24,337
	Sonae SGPS SA	376,748	406,733

TOTAL PORTUGAL			2,514,129

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (0.2%)
	Aamal Co.	303,573	$97,977
	Baladna.	116,412	46,720
	Barwa Real Estate Co.	223,562	207,767
	Commercial Bank PSQC	22,167	46,599
	Doha Bank QPSC	162,450	116,095
	Doha Insurance Co. QSC	77,894	41,556
*	Gulf International Services QSC	191,307	101,984
	Gulf Warehousing Co.	24,568	28,550
*	Investment Holding Group.	73,293	46,247
	Mannai Corp. QSC	21,980	52,887
*	Mazaya Real Estate Development QPSC	37,816	9,243
	Ooredoo QPSC	6,290	12,946
	Qatar Industrial Manufacturing Co. QSC	45,582	38,540
	Qatar Insurance Co. SAQ	157,947	106,337
	Qatar National Cement Co. QSC	53,035	73,994
*	Salam International Investment Ltd. QSC	177,511	49,085
	United Development Co. QSC	339,183	134,896
	Vodafone Qatar QSC	193,886	87,847

TOTAL QATAR			1,299,270

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,431	0
*	Global Ports Investments PLC, GDR	3,189	0
*††	Globaltrans Investment PLC, GDR	16,500	0
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
*	O’Key Group SA, GDR	7,059	0
*††	QIWI PLC, Sponsored ADR	4,400	0
*††	Ros Agro PLC,GDR	14,783	0
*††	RusHydro PJSC, ADR	154,685	0
*††	Tatneft PJSC, Sponsored ADR	10,602	0
*††	VK Co. Ltd., GDR	13,581	0
*††	VTB Bank PJSC, GDR	176,858	0

SAUDI ARABIA — (0.7%)
*	Al Babtain Power & Telecommunication Co.	4,511	34,753
*	Al Etihad Cooperative Insurance Co.	2,027	10,983
*	Al Jouf Cement Co.	17,106	44,772
	Al Khaleej Training & Education Co.	4,684	22,311
*	AlAbdullatif Industrial Investment Co.	5,897	35,145
*	AlJazira Takaful Ta’awuni Co.	6,327	31,789
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,744	15,438
	Arabian Cement Co.	9,516	106,140
	Arriyadh Development Co.	5,777	46,729
*	Aseer Trading Tourism & Manufacturing Co.	9,803	47,915
	Astra Industrial Group	4,544	59,587
*	AXA Cooperative Insurance Co.	2,917	26,824
	Bank Al-Jazira	67,567	564,759
*	Basic Chemical Industries Ltd.	1,878	21,647
	City Cement Co.	8,558	63,682
*	Dar Al Arkan Real Estate Development Co.	78,822	225,636
*	Dur Hospitality Co.	8,909	61,524
	Eastern Province Cement Co.	2,799	35,968
	Electrical Industries Co.	3,038	22,219
*	Emaar Economic City	19,974	57,920
	Etihad Etisalat Co.	66,835	767,465
	Fitaihi Holding Group	4,088	41,605
	Hail Cement Co.	9,825	37,417
*	Jazan Energy & Development Co.	2,144	10,256

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Insurance & Reinsurance Co.	8,305	$33,338
*	Middle East Healthcare Co.	4,236	40,340
*	Middle East Paper Co.	2,803	46,621
*	Mobile Telecommunications Co. Saudi Arabia	82,390	303,902
	Najran Cement Co.	18,828	91,486
	National Co. for Glass Industries	2,577	26,830
*	National Industrialization Co.	23,837	128,475
	Northern Region Cement Co.	21,521	77,317
	Sahara International Petrochemical Co.	3,190	47,785
	Saudi Chemical Co. Holding	10,917	99,897
	Saudi Investment Bank (The)	47,808	291,909
*	Saudi Kayan Petrochemical Co.	133,648	658,317
*	Saudi Printing & Packaging Co.	2,635	13,871
*	Saudi Re for Cooperative Reinsurance Co.	14,082	57,313
*	Seera Group Holding	33,877	196,756
	Tabuk Cement Co.	16,107	76,073
	Umm Al-Qura Cement Co.	4,244	28,992
	United International Transportation Co.	6,483	84,767
*	Walaa Cooperative Insurance Co.	4,683	20,485
*	Yamama Cement Co.	7,643	70,870
	Yanbu Cement Co.	18,076	202,493
*	Zamil Industrial Investment Co.	6,332	38,532

TOTAL SAUDI ARABIA			5,028,853

SINGAPORE — (0.6%)
	Avarga Ltd.	100,900	17,619
*	Banyan Tree Holdings Ltd.	47,800	9,942
	BRC Asia Ltd.	9,200	10,945
	Bukit Sembawang Estates Ltd.	45,200	164,240
	China Aviation Oil Singapore Corp. Ltd.	74,600	47,962
	China Sunsine Chemical Holdings Ltd.	89,700	30,082
	Chip Eng Seng Corp. Ltd.	116,100	38,432
*	COSCO Shipping International Singapore Co. Ltd.	301,000	53,234
	CSE Global Ltd.	90,200	31,174
	Del Monte Pacific Ltd.	197,000	53,902
	Delfi Ltd.	67,000	36,983
*††	Ezion Holdings Ltd.	1,083,800	6,348
#*††	Ezra Holdings Ltd.	468,200	697
	Far East Orchard Ltd.	62,600	50,522
	First Resources Ltd.	100,800	153,739
	Food Empire Holdings Ltd.	59,800	23,052
	Frasers Property Ltd.	71,200	55,926
	Frencken Group Ltd.	32,200	32,665
	Fu Yu Corp. Ltd.	116,400	23,161
	Geo Energy Resources Ltd.	40,900	14,319
	Golden Agri-Resources Ltd.	1,664,300	388,840
	GuocoLand Ltd.	77,700	91,633
*	Halcyon Agri Corp. Ltd.	98,900	17,110
	Ho Bee Land Ltd.	50,700	110,785
	Hong Fok Corp. Ltd.	106,790	68,974
	Hong Leong Asia Ltd.	61,800	34,798
	Hotel Grand Central Ltd.	35,281	25,666
	Hour Glass Ltd.	17,200	30,625
	Hutchison Port Holdings Trust.	1,332,000	317,490
*††	Hyflux Ltd.	124,600	3,855
*	Indofood Agri Resources Ltd.	57,000	14,927
	Japfa Ltd.	161,600	70,160
*	Mandarin Oriental International Ltd.	67,600	138,798
	Mewah International, Inc.	86,100	26,050

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*††	Midas Holdings Ltd.	343,400	$8,939
*	mm2 Asia Ltd.	129,600	6,026
	NetLink NBN Trust	207,500	149,684
	Olam Group Ltd.	125,120	152,900
	OUE Ltd.	79,600	78,160
	Oxley Holdings Ltd.	261,197	34,338
	QAF Ltd.	53,800	34,183
	Sembcorp Industries Ltd.	216,500	458,505
*	Sembcorp Marine Ltd.	3,380,500	265,065
*	SIA Engineering Co. Ltd.	63,500	121,952
	SIIC Environment Holdings Ltd.	349,300	55,577
	Silverlake Axis Ltd.	43,500	10,119
	Sinarmas Land Ltd.	163,500	25,863
	Singapore Land Group Ltd.	50,200	93,294
	Stamford Land Corp. Ltd.	158,080	45,521
*††	Swiber Holdings Ltd.	92,600	1,366
	Tai Sin Electric Ltd.	34,116	9,645
	Tiong Woon Corp. Holding Ltd.	30,600	11,888
	Tuan Sing Holdings Ltd.	202,320	59,205
	UOB-Kay Hian Holdings Ltd.	77,937	91,809
	UOL Group Ltd.	81,000	425,617
	Wee Hur Holdings Ltd.	60,800	9,166
	Wing Tai Holdings Ltd.	122,600	153,876

TOTAL SINGAPORE			4,497,353

SOUTH AFRICA — (1.3%)
	Absa Group Ltd.	96,257	1,039,919
	Adcock Ingram Holdings Ltd.	11,334	38,404
	Advtech Ltd.	87,594	98,788
	AECI Ltd.	21,022	135,636
	African Rainbow Minerals Ltd.	18,409	304,589
	Alexander Forbes Group Holdings Ltd.	68,401	20,249
	Altron Ltd., Class A.	34,495	18,834
	Alviva Holdings Ltd.	32,995	41,816
	AngloGold Ashanti Ltd., Sponsored ADR	52,459	1,071,213
*	ArcelorMittal South Africa Ltd.	34,500	17,688
	Aspen Pharmacare Holdings Ltd.	52,774	564,677
	Astral Foods Ltd.	6,825	65,719
*	Aveng Ltd.	13,124	12,152
	Barloworld Ltd.	34,363	248,114
	Bidvest Group Ltd.	22,509	308,567
*	Blue Label Telecoms Ltd.	62,033	22,029
	Cashbuild Ltd.	1,920	34,362
	DataTec Ltd.	61,977	153,803
*	Distell Group Holdings Ltd.	4,570	50,070
	DRDGOLD Ltd.	32,591	26,548
	Grindrod Ltd.	73,728	31,899
	Grindrod Shipping Holdings Ltd.	2,680	67,917
	Harmony Gold Mining Co. Ltd.	11,227	45,770
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	308,558
	Hudaco Industries Ltd.	3,075	28,770
	Investec Ltd.	36,180	219,381
	Invicta Holdings Ltd.	8,097	16,192
	KAP Industrial Holdings Ltd.	419,611	135,643
	Lewis Group Ltd.	12,017	36,556
	Libstar Holdings Ltd.	33,738	11,991
	Life Healthcare Group Holdings Ltd.	203,975	276,910
	Long4Life Ltd.	66,890	25,648
	Merafe Resources Ltd.	340,993	37,066

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Metair Investments Ltd.	34,895	$62,592
	Momentum Metropolitan Holdings	176,535	187,577
	Motus Holdings Ltd.	22,394	161,967
	Mpact Ltd.	23,171	47,493
*	Murray & Roberts Holdings Ltd.	76,545	53,665
*	Nampak Ltd.	93,049	17,328
	Nedbank Group Ltd.	72,845	1,017,235
	Netcare Ltd.	154,040	147,960
	Oceana Group Ltd.	12,267	42,962
	Old Mutual Ltd.	590,707	473,895
	Omnia Holdings Ltd.	31,449	165,901
Ω	Pepkor Holdings Ltd.	130,819	176,403
*	PPC Ltd.	205,991	50,115
	Raubex Group Ltd.	28,364	75,529
	RCL Foods Ltd.	33,526	23,835
	Reunert Ltd.	27,011	75,342
	RFG Holdings Ltd.	21,827	16,526
	Royal Bafokeng Platinum Ltd.	20,360	203,399
*	Sappi Ltd.	102,700	376,003
	Standard Bank Group Ltd.	3,361	35,618
	Super Group Ltd.	70,504	119,571
*	Telkom SA SOC Ltd.	60,940	183,651
	Tiger Brands Ltd.	13,670	134,344
*	Tsogo Sun Hotels Ltd.	64,667	13,338
	Wilson Bayly Holmes-Ovcon Ltd.	12,274	57,941

TOTAL SOUTH AFRICA			9,435,668

SOUTH KOREA — (4.9%)
	ADTechnology Co. Ltd.	2,335	32,937
	Aekyung Chemical Co. Ltd.	3,458	28,450
	Aekyung Industrial Co. Ltd.	1,589	24,793
*	Agabang&Company	4,211	15,040
	Ahn-Gook Pharmaceutical Co. Ltd.	1,627	14,252
*	Ajin Industrial Co. Ltd.	7,583	18,260
	AK Holdings, Inc.	1,058	17,895
*	ALUKO Co. Ltd.	7,684	22,038
*	Amotech Co. Ltd.	1,746	40,032
	APS Holdings Corp.	2,621	27,275
*	Aroot Co. Ltd.	29,635	12,054
	Asia Cement Co. Ltd.	3,780	45,273
	ASIA Holdings Co. Ltd.	317	39,674
	Asia Paper Manufacturing Co. Ltd.	1,034	36,400
	Atec Co. Ltd.	1,310	13,920
	Aurora World Corp.	2,182	17,928
	Autech Corp.	2,921	22,081
	Avaco Co. Ltd.	1,836	15,608
	Baiksan Co. Ltd.	1,801	17,610
	Bcworld Pharm Co. Ltd.	856	8,184
	BH Co. Ltd.	3,959	84,106
	Binggrae Co. Ltd.	887	38,668
*	BioSmart Co. Ltd.	2,366	9,034
	BNK Financial Group, Inc.	55,877	346,551
*	Bohae Brewery Co. Ltd.	20,600	15,685
	Bookook Securities Co. Ltd.	475	9,197
	Boryung	4,724	48,513
	BYC Co. Ltd.	48	17,346
	Byucksan Corp.	12,763	39,256
*	CammSys Corp.	18,663	26,980
*	Carelabs Co. Ltd.	1,410	9,813

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cell Biotech Co. Ltd.	844	$11,024
*	Central Motek Co. Ltd.	1,065	14,918
	Changhae Ethanol Co. Ltd.	1,848	20,835
	Chongkundang Holdings Corp.	729	40,028
	Choong Ang Vaccine Laboratory	1,867	21,375
	CJ CheilJedang Corp.	1,456	457,869
	CJ Corp.	2,866	195,809
	CJ ENM Co. Ltd.	1,478	148,449
	CJ Freshway Corp.	1,175	38,135
*	CJ Logistics Corp.	1,483	143,603
*	CJ Seafood Corp.	3,352	11,185
	CKD Bio Corp.	856	24,015
	CLIO Cosmetics Co. Ltd.	737	12,380
*	CoAsia Corp.	2,721	17,864
*	Com2uS Holdings Corp.	671	44,194
*	Comtec Systems Co. Ltd.	24,407	19,021
*	Coreana Cosmetics Co. Ltd.	6,627	24,712
	Cosmax, Inc.	1,462	98,293
*	Cosmecca Korea Co. Ltd.	1,266	15,425
	Cuckoo Holdings Co. Ltd.	1,180	17,439
	Cuckoo Homesys Co. Ltd.	877	24,357
*	Curo Co. Ltd.	36,601	13,282
	Cymechs, Inc.	618	9,122
	D.I Corp.	4,636	31,744
	Dae Hwa Pharmaceutical Co. Ltd.	1,907	12,587
	Dae Won Kang Up Co. Ltd.	12,341	33,882
*	Dae Young Packaging Co. Ltd.	8,912	16,131
	Daebongls Co. Ltd.	2,395	19,722
	Daechang Co. Ltd.	17,888	29,778
	Daedong Corp.	2,582	29,984
	Daeduck Electronics Co. Ltd.	6,699	158,992
	Daejung Chemicals & Metals Co. Ltd.	560	9,165
	Daelim B&Co Co. Ltd.	2,798	17,498
	Daesang Corp.	4,306	86,087
	Daesang Holdings Co. Ltd.	3,226	26,925
*	Daesung Fine Tech Co. Ltd.	9,085	15,224
	Daesung Holdings Co. Ltd.	788	37,393
*	Daesung Industrial Co. Ltd.	3,004	13,211
*	Daewon Cable Co. Ltd.	10,930	17,329
	Daewon Pharmaceutical Co. Ltd.	3,345	47,556
*	Daewoo Engineering & Construction Co. Ltd.	39,066	207,094
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9,680	199,563
	Daihan Pharmaceutical Co. Ltd.	1,150	26,530
	Daishin Securities Co. Ltd.	6,759	94,112
*	Daiyang Metal Co. Ltd.	4,030	14,096
*	Danal Co. Ltd.	8,913	66,363
*	Dayou Automotive Seat Technology Co. Ltd.	17,022	16,077
*	Dayou Plus Co. Ltd.	20,660	19,946
	DB Financial Investment Co. Ltd.	6,876	35,326
	DB Insurance Co. Ltd.	10,029	535,613
	Deutsch Motors, Inc.	5,107	45,214
	Device ENG Co. Ltd.	725	13,241
	DGB Financial Group, Inc.	36,673	258,502
	DI Dong Il Corp.	2,410	45,784
	Digital Daesung Co. Ltd.	2,887	19,493
	DL E&C Co. Ltd.	7,139	335,748
	DL Holdings Co. Ltd.	2,847	138,755
	DMS Co. Ltd.	6,579	32,661
	DNF Co. Ltd.	1,205	21,087

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A Hwasung Co. Ltd.	1,979	$17,522
	Dong-A Socio Holdings Co. Ltd.	815	73,147
	Dong-A ST Co. Ltd.	460	25,492
	Dong-Ah Geological Engineering Co. Ltd.	1,769	28,293
*	Dongbang Transport Logistics Co. Ltd.	11,205	29,969
	Dongkuk Steel Mill Co. Ltd.	14,483	211,784
	Dongkuk Structures & Construction Co. Ltd.	8,156	36,735
	Dongwha Pharm Co. Ltd.	3,460	34,753
	Dongwon F&B Co. Ltd.	296	41,683
	Dongwon Industries Co. Ltd.	293	57,741
*	Dongyang Steel Pipe Co. Ltd.	15,694	17,411
	Doosan Bobcat, Inc.	4,227	137,349
	Doosan Co. Ltd.	794	55,666
	DoubleUGames Co. Ltd.	1,391	54,358
*	Duksan Hi-Metal Co. Ltd.	4,612	34,448
	DY Corp.	2,973	20,538
	DY POWER Corp.	1,196	13,873
*	E&M Co. Ltd.	11,553	5,586
	Eagon Industrial Ltd.	1,500	15,473
	Easy Holdings Co. Ltd.	11,545	46,881
	eBEST Investment & Securities Co. Ltd.	3,852	23,236
	Ecoplastic Corp.	5,979	13,570
	E-MART, Inc.	4,315	446,509
*	EMKOREA Co. Ltd.	3,593	10,017
	ENF Technology Co. Ltd.	1,156	31,858
	Estechpharma Co. Ltd.	2,011	15,357
	Eugene Investment & Securities Co. Ltd.	15,514	40,093
*	E-World	5,556	11,901
	Farmsco	3,270	18,855
	FarmStory Co. Ltd.	11,495	41,658
	Fila Holdings Corp.	9,205	235,197
	Gabia, Inc.	1,357	14,874
	Gaon Cable Co. Ltd.	784	16,284
	Gemvaxlink Co. Ltd.	14,448	18,746
*	Genie Music Corp.	7,762	31,857
	GENOLUTION, Inc.	1,063	11,455
	Genoray Co. Ltd.	1,571	13,104
	Global Standard Technology Co. Ltd.	1,206	29,205
	Gradiant Corp.	11,036	39,716
	Green Cross Holdings Corp.	4,563	79,328
	GS Engineering & Construction Corp.	11,520	379,350
*	GS Global Corp.	14,500	52,820
	GS Holdings Corp.	9,401	324,744
	GS Retail Co. Ltd.	8,027	181,700
	Gwangju Shinsegae Co. Ltd.	840	24,532
	Haatz, Inc.	1,026	7,884
	Haesung Industrial Co. Ltd.	2,832	29,731
	Haitai Confectionery & Foods Co. Ltd.	1,329	9,229
	Halla Corp.	2,965	12,823
	Halla Holdings Corp.	1,278	42,369
	Han Kuk Carbon Co. Ltd.	5,432	55,971
	Hana Pharm Co. Ltd.	872	13,791
	HanChang Paper Co. Ltd.	12,299	21,300
*	Hancom, Inc.	3,305	52,904
	Handok, Inc.	1,695	29,471
	Handsome Co. Ltd.	3,194	89,067
	Hanil Cement Co. Ltd.	3,538	57,268
	Hanil Holdings Co. Ltd.	2,225	23,623
	Hanil Hyundai Cement Co. Ltd.	610	15,591

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Transportation Co. Ltd.	2,502	$65,090
	Hankook Tire & Technology Co. Ltd.	14,682	402,973
*	Hankuk Steel Wire Co. Ltd.	3,752	18,894
	HanmiGlobal Co. Ltd.	2,096	22,201
	Hansae Co. Ltd.	1,894	38,740
	Hansae Yes24 Holdings Co. Ltd.	1,461	7,912
	Hanshin Construction Co. Ltd.	1,594	22,230
	Hanshin Machinery Co.	8,814	86,772
	Hansol Holdings Co. Ltd.	6,864	19,279
	Hansol HomeDeco Co. Ltd.	24,580	34,624
	Hansol Logistics Co. Ltd.	6,962	23,899
	Hansol Paper Co. Ltd.	3,464	40,028
*	Hansol Technics Co. Ltd.	5,680	30,799
	Hanwha Aerospace Co. Ltd.	2,986	124,958
	Hanwha Corp.	9,798	231,481
*	Hanwha General Insurance Co. Ltd.	11,720	43,778
	Hanwha Investment & Securities Co. Ltd.	22,156	83,107
*	Hanwha Life Insurance Co. Ltd.	60,694	140,643
*	Hanwha Solutions Corp.	9,735	244,679
	Hanyang Eng Co. Ltd.	2,781	34,607
	Hanyang Securities Co. Ltd.	2,469	26,780
	Harim Co. Ltd.	8,073	24,311
	HB Technology Co. Ltd.	10,732	20,350
	HD Hyundai Co. Ltd.	9,528	437,531
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	10,472
	Hitejinro Holdings Co. Ltd.	1,659	18,536
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	18,342
*	Home Center Holdings Co. Ltd.	14,297	19,514
	HS Industries Co. Ltd.	7,260	34,323
*	Hugel, Inc.	678	66,744
*	Humax Co. Ltd.	6,520	23,283
	Humedix Co. Ltd.	632	10,533
*	Huneed Technologies.	1,951	13,938
	Huons Global Co. Ltd.	1,661	37,108
	Husteel Co. Ltd.	1,821	34,036
	Huvis Corp.	2,628	16,120
	Huvitz Co. Ltd.	3,099	26,358
	Hwa Shin Co. Ltd.	3,952	26,265
*	Hwail Pharm Co. Ltd.	8,763	22,822
	Hwaseung Corp. Co. Ltd.	4,858	6,698
	Hwaseung Enterprise Co. Ltd.	2,016	26,016
*	Hyosung Chemical Corp.	325	57,355
*	Hyosung Heavy Industries Corp.	1,146	49,922
	Hyosung TNC Corp.	427	137,971
	Hyundai Bioland Co. Ltd.	2,118	30,107
	Hyundai BNG Steel Co. Ltd.	2,003	28,354
	Hyundai Construction Equipment Co. Ltd.	2,547	74,314
	Hyundai Department Store Co. Ltd.	3,069	182,657
*	Hyundai Doosan Infracore Co. Ltd.	23,557	121,855
*	Hyundai Electric & Energy System Co. Ltd.	3,248	55,505
	Hyundai Elevator Co. Ltd.	4,679	131,385
*	Hyundai Energy Solutions Co. Ltd.	986	17,192
	Hyundai Engineering & Construction Co. Ltd.	16,090	559,737
	Hyundai Glovis Co. Ltd.	3,049	499,545
	Hyundai Home Shopping Network Corp.	1,138	54,255
	Hyundai Livart Furniture Co. Ltd.	2,651	30,734
	Hyundai Marine & Fire Insurance Co. Ltd.	11,540	297,427
	Hyundai Motor Securities Co. Ltd.	4,374	37,932
*	Hyundai Rotem Co. Ltd.	1,185	17,663

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Steel Co.	17,414	$591,759
	Hyundai Wia Corp.	3,635	185,584
*	Hyungji Elite, Inc.	3,697	5,802
	HyVision System, Inc.	2,537	40,218
	i3system, Inc.	1,374	21,499
	ICD Co. Ltd.	1,527	13,275
*	IHQ, Inc.	35,602	31,530
	Il Sung Construction Co. Ltd.	8,095	34,209
	Iljin Holdings Co. Ltd.	6,410	27,995
	iMarketKorea, Inc.	4,396	37,246
	InBody Co. Ltd.	2,711	62,349
	Industrial Bank of Korea	52,723	467,805
	INFAC Corp.	1,852	14,537
*	Infinitt Healthcare Co. Ltd.	1,548	8,490
	InfoBank Corp.	1,456	20,227
	Innocean Worldwide, Inc.	1,362	52,505
*	Insun ENT Co. Ltd.	6,474	56,745
*	Insung Information Co. Ltd.	8,677	18,805
	Intelligent Digital Integrated Security Co. Ltd.	805	16,450
	Interojo Co. Ltd.	1,105	28,169
	Inzi Controls Co. Ltd.	2,657	22,927
	INZI Display Co. Ltd.	3,850	7,654
	IS Dongseo Co. Ltd.	2,486	104,623
	i-SENS, Inc.	1,249	28,599
	ISU Chemical Co. Ltd.	3,235	39,697
*	Jahwa Electronics Co. Ltd.	1,841	50,219
	JB Financial Group Co. Ltd.	21,369	151,151
	JC Chemical Co. Ltd.	2,870	32,622
	JC Hyun System, Inc.	2,565	14,185
*	Jeju Semiconductor Corp.	9,500	40,128
	Jinsung T.E.C	2,323	21,952
	JLS Co. Ltd.	1,761	10,657
*	JNK Heaters Co. Ltd.	3,078	15,942
*	JNTC Co. Ltd.	2,082	10,471
	JVM Co. Ltd.	1,407	20,715
	JW Holdings Corp.	6,304	22,080
	JW Life Science Corp.	891	10,607
	Kangnam Jevisco Co. Ltd.	1,043	21,155
	KAON Media Co. Ltd.	2,265	21,929
	KC Tech Co. Ltd.	1,733	28,444
	KCC Glass Corp.	1,663	81,024
	KCTC.	5,539	27,399
*	KEC Corp.	7,479	18,600
	KEPCO Plant Service & Engineering Co. Ltd.	4,287	128,223
	Keyang Electric Machinery Co. Ltd.	4,355	12,430
	KG Chemical Corp.	1,048	34,871
	KG Dongbu Steel	4,319	83,093
	Kginicis Co. Ltd.	2,707	36,946
	KGMobilians Co. Ltd.	3,236	22,123
*	KH FEELUX Co. Ltd.	20,182	35,825
	KISWIRE Ltd.	2,132	46,934
	KIWOOM Securities Co. Ltd.	3,119	232,769
*	KleanNara Co. Ltd.	3,346	12,563
	KM Corp.	2,027	12,262
	Kocom Co. Ltd.	1,980	9,751
	Kolmar Korea Co. Ltd.	2,435	90,059
	Kolon Corp.	770	16,863
	Kolon Global Corp.	1,233	20,454
	Kolon Industries, Inc.	3,416	166,384

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Cast Iron Pipe Industries Co. Ltd.	2,203	$18,112
*	Korea Circuit Co. Ltd.	2,209	49,896
	Korea Electric Terminal Co. Ltd.	1,169	64,431
	Korea Export Packaging Industrial Co. Ltd.	645	13,469
*	Korea Information & Communications Co. Ltd.	2,187	14,052
	Korea Investment Holdings Co. Ltd.	8,430	467,368
*	Korea Line Corp.	35,444	74,565
	Korea Petrochemical Ind Co. Ltd.	752	89,118
	Korea Petroleum Industries Co.	1,279	19,310
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,466	321,266
	Korea United Pharm, Inc.	1,164	27,066
*	Korean Air Lines Co. Ltd.	30,498	718,621
	Korean Reinsurance Co.	14,363	109,896
	KSS LINE Ltd.	4,280	40,585
*	KT Alpha Co. Ltd.	3,330	16,619
	KT Submarine Co. Ltd.	3,719	17,942
	KTB Investment & Securities Co. Ltd.	5,561	20,546
	KTCS Corp.	8,880	17,133
	Kukdo Chemical Co. Ltd.	1,033	44,718
*	Kukdong Corp.	7,456	13,414
	Kukdong Oil & Chemicals Co. Ltd.	4,391	16,389
*	Kumho HT, Inc.	9,912	11,822
	Kumho Petrochemical Co. Ltd.	3,162	382,334
*	Kumho Tire Co., Inc.	16,572	56,284
	KUMHOE&C Co. Ltd.	3,880	31,634
	Kumkang Kind Co. Ltd.	2,221	17,662
	Kwang Dong Pharmaceutical Co. Ltd.	5,855	33,692
	Kyeryong Construction Industrial Co. Ltd.	1,246	36,133
	Kyobo Securities Co. Ltd.	4,800	29,655
	Kyongbo Pharmaceutical Co. Ltd.	1,812	12,265
	Kyung Dong Navien Co. Ltd.	772	31,210
	Kyungbang Co. Ltd.	2,863	35,958
*	Kyungchang Industrial Co. Ltd.	3,820	8,452
	Kyung-In Synthetic Corp.	6,925	38,353
	LG Display Co. Ltd.	47,899	625,859
	LG HelloVision Co. Ltd.	4,770	24,117
	LG Uplus Corp.	45,553	503,233
	LIG Nex1 Co. Ltd.	1,238	80,088
*	Lock & Lock Co. Ltd.	5,368	44,265
	LOT Vacuum Co. Ltd.	3,553	41,180
	Lotte Chemical Corp.	3,491	538,806
	Lotte Chilsung Beverage Co. Ltd.	618	88,574
	Lotte Confectionery Co. Ltd.	278	27,432
	Lotte Corp.	5,594	150,916
*	Lotte Data Communication Co.	593	17,001
	LOTTE Fine Chemical Co. Ltd.	2,949	189,324
	Lotte Food Co. Ltd.	86	23,474
	LOTTE Himart Co. Ltd.	2,092	38,902
	Lotte Shopping Co. Ltd.	2,245	166,301
	LS Corp.	3,658	166,101
	LS Electric Co. Ltd.	2,670	100,279
*	LVMC Holdings	9,650	26,307
	LX Hausys Ltd.	1,279	59,051
*	LX Holdings Corp.	2,585	20,317
	LX International Corp.	6,246	190,456
	Macrogen, Inc.	1,592	34,677
	Maeil Dairies Co. Ltd.	532	29,237
	Mando Corp.	5,656	239,951
*	ME2ON Co. Ltd.	2,323	10,378

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Financial Group, Inc.	6,259	$187,491
	Meritz Fire & Marine Insurance Co. Ltd.	736	25,750
	Meritz Securities Co. Ltd.	45,095	233,128
	Mirae Asset Life Insurance Co. Ltd.	14,792	46,625
	Mirae Asset Securities Co. Ltd.	57,700	364,991
	Miwon Holdings Co. Ltd.	98	10,826
*	Mobase Electronics Co. Ltd.	7,935	11,458
*	Monalisa Co. Ltd.	3,601	11,150
	MonAmi Co. Ltd.	3,796	14,919
	Moorim P&P Co. Ltd.	5,847	23,360
	Moorim Paper Co. Ltd.	5,143	14,795
*	Motrex Co. Ltd.	891	22,097
	Nam Hwa Construction Co. Ltd.	2,501	18,152
	Namhae Chemical Corp.	2,788	30,983
	Nasmedia Co. Ltd.	550	12,263
*	NDFOS Co. Ltd.	2,190	13,787
	NeoPharm Co. Ltd.	851	17,521
*	Neowiz	2,553	41,761
	Nexen Corp.	5,293	18,918
	Nexen Tire Corp.	10,324	55,876
	NH Investment & Securities Co. Ltd.	31,442	268,348
	NICE Holdings Co. Ltd.	4,219	57,160
	Nice Information & Telecommunication, Inc.	884	21,029
	NICE Total Cash Management Co. Ltd.	2,560	12,897
*	NK Co. Ltd.	17,710	16,574
	Nong Shim Holdings Co. Ltd.	504	30,012
	Nong Woo Bio Co. Ltd.	2,119	21,523
	NongShim Co. Ltd.	653	156,052
	NOROO Paint & Coatings Co. Ltd.	2,353	20,463
	NPC.	2,485	22,316
	Oceanbridge Co. Ltd.	1,031	12,163
	OCI Co. Ltd.	3,493	288,552
	Okong Corp.	2,812	9,644
	Openbase, Inc.	6,683	18,881
*	OPTRON-TEC, Inc.	5,031	26,853
	Orion Holdings Corp.	4,881	56,984
	Ottogi Corp.	295	109,411
	Paik Kwang Industrial Co. Ltd.	5,088	22,005
*	Pan Entertainment Co. Ltd.	3,405	12,524
	Pan Ocean Co. Ltd.	28,185	147,335
*	Pan-Pacific Co. Ltd.	6,121	12,665
*	Paradise Co. Ltd.	3,934	51,245
	Partron Co. Ltd.	7,264	66,753
	PHA Co. Ltd.	2,104	15,095
	Poongsan Corp.	4,379	110,295
	Posco International Corp.	7,683	149,205
	POSCO Steeleon Co. Ltd.	339	13,819
*	Power Logics Co. Ltd.	6,699	40,259
*	PowerNet Technologies Corp.	3,363	13,060
	Protec Co. Ltd.	1,431	33,382
	Pulmuone Co. Ltd.	2,268	30,073
	Pungkuk Ethanol Co. Ltd.	1,107	15,445
	Rayence Co. Ltd.	1,788	17,226
*††	Redrover Co. Ltd.	4,378	1,196
	Reyon Pharmaceutical Co. Ltd.	1,323	28,959
*	RFTech Co. Ltd.	6,444	31,944
*	S.Y. Co. Ltd.	3,263	8,562
	S-1 Corp.	2,487	135,506
	Sajo Industries Co. Ltd.	390	17,245

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sajodaerim Corp.	742	$19,033
*	Sajodongaone Co. Ltd.	16,995	27,960
	Sambo Corrugated Board Co. Ltd.	1,289	13,882
	Sambo Motors Co. Ltd.	2,209	9,160
	Samchuly Bicycle Co. Ltd.	2,008	16,527
	SAMHWA Paints Industrial Co. Ltd.	1,739	13,133
	Samick Musical Instruments Co. Ltd.	9,536	13,067
	Samick THK Co. Ltd.	2,172	23,236
	Samji Electronics Co. Ltd.	2,577	24,326
	Samjin LND Co. Ltd.	6,197	14,083
	Samjin Pharmaceutical Co. Ltd.	2,378	47,518
	Samkee Corp.	5,231	16,441
	SAMPYO Cement Co. Ltd.	8,391	34,975
	Samsung Fire & Marine Insurance Co. Ltd.	5,274	874,208
	Samsung Publishing Co. Ltd.	775	18,756
	Samsung Securities Co. Ltd.	12,654	395,208
	SAMT Co. Ltd.	8,621	29,524
	Samyang Corp.	520	22,558
	Samyang Foods Co. Ltd.	574	44,313
*	SBI Investment Korea Co. Ltd.	16,614	22,091
	Seah Besteel Corp.	3,572	51,229
	SeAH Holdings Corp.	197	18,840
	SeAH Steel Corp.	395	50,609
	SeAH Steel Holdings Corp.	440	49,896
	Segyung Hitech Co. Ltd.	604	10,689
	Sejong Industrial Co. Ltd.	2,921	16,437
	Sempio Foods Co.	397	15,164
*	S-Energy Co. Ltd.	2,604	7,866
	Seoul Semiconductor Co. Ltd.	7,302	77,699
	Seowon Co. Ltd.	10,826	17,642
	Seoyon Co. Ltd.	3,702	23,526
	Seoyon E-Hwa Co. Ltd.	2,282	12,335
*	Sewon E&C Co. Ltd.	36,242	28,235
	Sewoon Medical Co. Ltd.	5,329	16,096
	SFA Engineering Corp.	3,428	107,280
	SGC e Tec E&C Co. Ltd.	330	14,745
	SGC Energy Co. Ltd.	390	15,695
	SH Energy & Chemical Co. Ltd.	23,098	28,123
	Shindaeyang Paper Co. Ltd.	370	27,488
	Shinsegae Engineering & Construction Co. Ltd.	481	13,149
	Shinsegae Food Co. Ltd.	411	23,640
	Shinsegae Information & Communication Co. Ltd.	1,860	23,959
	Shinsegae International, Inc.	2,615	64,933
	Shinsegae, Inc.	1,577	307,286
*	Shinsung E&G Co. Ltd.	27,781	41,440
*	Shinsung Tongsang Co. Ltd.	2,612	7,224
*	Shinwha Intertek Corp.	8,653	20,980
	Shinwon Corp.	13,837	21,025
*	Showbox Corp.	7,076	33,024
*	Signetics Corp.	10,089	19,998
	SIMMTECH HOLDINGS Co. Ltd.	7,163	30,614
	Sinil Pharm Co. Ltd.	1,745	13,799
	SK Chemicals Co. Ltd.	1,639	163,474
	SK D&D Co. Ltd.	1,980	44,795
	SK Discovery Co. Ltd.	2,498	81,832
	SK Gas Ltd.	772	72,937
	SK Networks Co. Ltd.	29,733	113,503
	SK Securities Co. Ltd.	75,787	51,578
	SL Corp.	3,492	73,403

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	S-MAC Co. Ltd.	6,400	$17,248
	SNT Motiv Co. Ltd.	1,600	60,229
*	SNU Precision Co. Ltd.	4,032	11,458
	S-Oil Corp.	5,886	481,580
	Songwon Industrial Co. Ltd.	2,765	58,736
*	Sonid, Inc.	18,630	13,083
	Soosan Heavy Industries Co. Ltd.	6,373	16,901
	Soulbrain Holdings Co. Ltd.	1,089	24,259
	SPC Samlip Co. Ltd.	171	12,170
	SPG Co. Ltd.	2,138	27,131
	Spigen Korea Co. Ltd.	664	23,422
	STIC Investments, Inc.	1,683	13,743
	Suheung Co. Ltd.	1,127	34,691
	Sun Kwang Co. Ltd.	709	41,143
	Sung Kwang Bend Co. Ltd.	2,225	17,006
*	Sungchang Enterprise Holdings Ltd.	15,703	36,056
	Sungshin Cement Co. Ltd.	3,983	41,183
	Sungwoo Hitech Co. Ltd.	11,668	45,162
	Sunjin Co. Ltd.	1,884	19,799
	* Suprema, Inc.	815	15,672
	Systems Technology, Inc.	1,944	30,826
	Tae Kyung Industrial Co. Ltd.	2,320	13,562
	Taekyung BK Co. Ltd.	6,589	26,250
*	Taewoong Co. Ltd.	3,164	31,615
	Taeyoung Engineering & Construction Co. Ltd.	4,126	32,302
*	Taihan Textile Co. Ltd.	350	13,839
	Tailim Packaging Co. Ltd.	2,441	8,295
	TCC Steel	3,926	37,407
	TechWing, Inc.	2,455	42,159
	TES Co. Ltd.	2,135	46,773
*	Thinkware Systems Corp.	1,121	15,944
	TK Corp.	2,713	23,045
	TKG Huchems Co. Ltd.	3,216	56,508
	Tongyang Life Insurance Co. Ltd.	7,364	39,198
*	Top Engineering Co. Ltd.	3,622	20,205
	Tovis Co. Ltd.	3,257	23,649
	TS Corp.	13,340	43,421
*	Tuksu Construction Co. Ltd.	2,389	23,131
*	TY Holdings Co. Ltd.	3,978	79,668
	TYM Corp.	14,537	27,440
	Ubiquoss Holdings, Inc.	1,157	16,088
	Ubiquoss, Inc.	645	12,026
	Uju Electronics Co. Ltd.	1,424	30,175
	Uni-Chem Co. Ltd.	17,518	18,295
*	Unick Corp.	2,616	16,185
	Unid Co. Ltd.	1,083	108,100
	Uniquest Corp.	2,969	28,092
	Value Added Technology Co. Ltd.	1,125	35,728
	Vieworks Co. Ltd.	1,268	39,948
	Vitzro Tech Co. Ltd.	2,200	16,567
*	Vivien Corp.	8,653	17,848
*	Webzen, Inc.	2,836	49,373
	Welcron Co. Ltd.	4,623	14,463
*	WillBes & Co.	9,359	9,652
	Winix, Inc.	2,531	32,584
*	Winpac, Inc.	11,525	16,684
	Wins Co. Ltd.	1,360	18,240
	WiSoL Co. Ltd.	3,382	29,940
*	WONIK CUBE Corp.	5,623	14,729

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co. Ltd.	1,400	$41,078
	Woojin, Inc.	2,607	19,800
	Woongjin Thinkbig Co. Ltd.	5,558	12,931
*	Wooree Bio Co. Ltd.	5,593	18,794
	Woori Financial Group, Inc.	82,234	952,715
	Woori Investment Bank Co. Ltd.	77,941	53,199
	Woory Industrial Co. Ltd.	1,010	14,399
*	Woosu AMS Co. Ltd.	4,427	13,978
*	Woowon Development Co. Ltd.	4,466	20,661
	Y G-1 Co. Ltd.	4,751	34,029
*	Y-entec Co. Ltd.	3,150	32,177
*	YIK Corp.	4,000	16,110
	YMC Co. Ltd.	1,653	9,548
	Youlchon Chemical Co. Ltd.	1,557	27,721
	Youngone Corp.	3,664	138,093
	Youngone Holdings Co. Ltd.	996	40,517
	Yuanta Securities Korea Co. Ltd.	21,566	60,703
	Yuyu Pharma, Inc.	2,496	14,584
	Zeus Co. Ltd.	1,279	27,952

TOTAL SOUTH KOREA			34,159,011

SPAIN — (1.4%)
	Acerinox SA	43,030	453,073
	ACS Actividades de Construccion y Servicios SA	37,328	955,793
Ω	Aedas Homes SA	4,796	112,191
	Almirall SA	16,592	215,547
	Applus Services SA	38,580	300,960
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	123,880
	Azkoyen SA	2,368	13,768
	Banco de Sabadell SA	1,598,675	1,240,690
	Bankinter SA	190,970	1,123,835
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	155,968
	Ebro Foods SA	15,774	283,611
	Elecnor SA	10,143	119,654
	Enagas SA	63,498	1,372,997
*	Ence Energia y Celulosa SA	46,489	174,146
*	Ercros SA	28,337	97,171
	Faes Farma SA	80,156	336,331
	Fomento de Construcciones y Contratas SA	13,132	150,015
Ω	Gestamp Automocion SA	49,355	161,217
	Grupo Catalana Occidente SA	11,144	321,000
	Iberpapel Gestion SA	2,972	49,723
*	Indra Sistemas SA	4,205	42,852
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	126,508	181,743
	Mapfre SA	303,219	553,331
*	Mediaset Espana Comunicacion SA	38,021	170,143
Ω	Metrovacesa SA	9,669	77,208
	Miquel y Costas & Miquel SA	3,504	46,406
*Ω	Neinor Homes SA	7,414	83,994
*	Obrascon Huarte Lain SA	132,659	114,285
	Prosegur Cia de Seguridad SA	38,163	78,984
	Sacyr SA	40,735	109,724
Ω	Talgo SA	6,467	26,128
	Talgo SA	126	514
*	Tubacex SA	14,778	32,218
Ω	Unicaja Banco SA	340,694	320,930
*	Vocento SA	20,755	21,226

TOTAL SPAIN			9,621,256

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (2.1%)
Ω	AcadeMedia AB	24,057	$135,805
	AFRY AB	18,515	306,935
Ω	Alimak Group AB	10,032	105,865
	Alligo AB, Class B	4,669	53,476
Ω	Ambea AB	14,832	75,283
*	Annehem Fastigheter AB, Class B	4,025	10,968
	AQ Group AB	2,586	73,764
*	Arise AB	3,697	20,831
	Arjo AB, Class B	31,612	237,307
*Ω	Attendo AB	30,376	82,145
*	Balco Group AB	2,823	29,555
	BE Group AB	1,190	19,380
	Beijer Alma AB	5,848	121,650
*	Beijer Electronics Group AB	6,362	42,028
	Bergman & Beving AB	6,955	89,221
	Besqab AB	1,299	20,505
	Betsson AB, Class B	31,487	193,422
*	Better Collective AS	6,560	101,111
*	BHG Group AB	15,494	106,681
	Bilia AB, Class A	17,015	235,962
	BillerudKorsnas AB	48,041	741,334
	Bjorn Borg AB	2,444	11,338
	Bonava AB, Class B	19,807	96,153
Ω	Bravida Holding AB	5,174	53,042
	Bulten AB	4,289	30,016
	Byggmax Group AB	20,409	156,959
*	Careium AB	6,752	9,881
	Catella AB	6,566	25,716
*	Catena Media PLC	16,939	71,293
*	Cavotec SA	8,312	11,716
	Clas Ohlson AB, Class B	9,456	107,354
	Cloetta AB, Class B	62,283	157,391
Ω	Coor Service Management Holding AB	20,012	181,437
Ω	Dometic Group AB.	75,574	647,222
*	Doro AB	6,752	14,977
*	Duni AB	9,087	83,158
Ω	Dustin Group AB	17,011	122,229
	Eastnine AB	4,151	40,782
	Elanders AB, Class B	4,978	75,190
*Ω	Eltel AB	7,336	8,628
*	Enea AB	4,344	51,630
	Eolus Vind AB, Class B	928	9,816
	Fagerhult AB	18,282	91,756
	Fenix Outdoor International AG	548	48,858
	Ferronordic AB	2,374	10,886
	FormPipe Software AB	12,075	42,293
*	GHP Specialty Care AB	9,374	33,379
	Granges AB	29,575	242,896
*	Haldex AB	13,956	57,350
	Hexpol AB	42,406	364,105
*	Humana AB	9,709	50,961
*	IAR Systems Group AB	1,899	21,219
*	International Petroleum Corp	42,022	403,107
	Intrum AB	18,819	454,913
	Inwido AB	18,001	248,519
	JM AB	13,502	311,830
	Kabe Group AB, Class B	1,056	25,343
	Karnov Group AB	18,898	127,855
*	Karo Pharma AB	7,560	43,441

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Kindred Group PLC	33,393	$292,769
	KNOW IT AB	4,542	139,890
	Lindab International AB	26,759	624,120
	Loomis AB	19,819	493,805
*	Medivir AB, Class B	12,524	9,992
*	Mekonomen AB	11,721	135,080
	Midsona AB, Class B	5,226	13,450
*	Millicom International Cellular SA	26,804	604,289
*	Modern Times Group MTG AB, Class B	25,460	269,262
*	Momentum Group AB	4,669	35,566
Ω	Munters Group AB	25,448	152,027
	NCC AB, Class B	18,270	226,371
	Nederman Holding AB	4,434	74,607
*	Nelly Group AB	2,292	4,371
*	Net Insight AB, Class B	81,948	33,506
	New Wave Group AB, Class B	15,102	263,689
	Nobia AB	29,370	115,262
	Nordic Waterproofing Holding AB	5,586	102,327
	Peab AB, Class B	52,673	503,211
	Prevas AB, Class B	2,336	29,990
	Pricer AB, Class B	28,295	44,983
	Proact IT Group AB	4,974	36,191
	Probi AB	876	26,745
	Ratos AB, Class B	54,687	279,016
*	RaySearch Laboratories AB	4,305	18,890
	Rejlers AB	3,883	59,754
Ω	Resurs Holding AB	26,177	76,141
	Rottneros AB	28,710	38,861
	Saab AB, Class B	18,539	784,179
	Scandi Standard AB	10,318	40,567
	Securitas AB, Class B	27,502	324,711
	Semcon AB	4,616	58,568
*	Serneke Group AB	3,259	15,337
*	Solid Forsakring AB	2,618	12,709
	SSAB AB, Class A	54,444	345,780
	SSAB AB, Class B	149,207	877,431
*	Stillfront Group AB	58,432	118,009
	Tele2 AB, Class B	1	13
	Tethys Oil AB	8,727	82,687
	TF Bank AB	725	12,731
	VBG Group AB, Class B	4,611	65,936

TOTAL SWEDEN			14,790,690

SWITZERLAND — (4.7%)
	Adecco Group AG	28,434	1,097,265
	Allreal Holding AG	4,110	775,240
	ALSO Holding AG	1,266	286,285
*	ams-OSRAM AG	62,519	764,805
	Arbonia AG	16,275	289,824
	Autoneum Holding AG	492	58,198
	Baloise Holding AG	13,916	2,420,562
	Banque Cantonale de Geneve	566	96,083
	Banque Cantonale Vaudoise	5,987	505,978
	Bell Food Group AG	541	147,047
	Berner Kantonalbank AG	1,189	273,705
	Bobst Group SA	1,890	159,418
	Bucher Industries AG	1,531	551,979
	Bystronic AG	315	261,417
	Calida Holding AG	1,393	70,064

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Carlo Gavazzi Holding AG	128	$38,592
	Cembra Money Bank AG	5,723	412,943
*	Cicor Technologies Ltd.	570	30,201
	Cie Financiere Tradition SA	441	49,588
	Clariant AG	49,508	845,265
	DKSH Holding AG	8,291	711,906
	EFG International AG	18,149	136,803
	Energiedienst Holding AG	4,333	193,823
*	Evolva Holding SA	156,763	16,934
*	Feintool International Holding AG	614	27,065
*	Flughafen Zurich AG	4,019	679,608
Ω	Galenica AG	12,162	895,579
*	GAM Holding AG	35,013	36,131
	Georg Fischer AG	8,840	479,748
	Helvetia Holding AG	9,919	1,274,658
*	HOCHDORF Holding AG	202	8,324
	Huber & Suhner AG	4,114	360,811
	Hypothekarbank Lenzburg AG	21	90,456
*	Implenia AG	2,308	52,187
	Investis Holding SA	877	101,282
	IVF Hartmann Holding AG	80	9,033
	Julius Baer Group Ltd.	37,919	1,812,066
*	Jungfraubahn Holding AG	1,314	187,281
	Komax Holding AG	307	80,642
	Kudelski SA	7,542	25,123
	Landis+Gyr Group AG	6,005	335,134
	Liechtensteinische Landesbank AG	3,370	186,353
	Luzerner Kantonalbank AG	830	354,179
Ω	Medmix AG	4,514	151,597
	Meier Tobler Group AG	1,437	33,611
	Metall Zug AG, Class B	52	108,369
	Mikron Holding AG	1,680	13,251
	Mobimo Holding AG	1,967	562,547
	OC Oerlikon Corp. AG	48,317	344,532
*	Orascom Development Holding AG	3,061	27,918
	Orell Fuessli AG	25	2,276
	Phoenix Mecano AG	199	79,521
	Rieter Holding AG	647	87,953
	Schaffner Holding AG	95	30,633
	Schweiter Technologies AG	281	282,716
	SFS Group AG	1,100	137,757
	SIG Combibloc Group AG	32,312	676,467
	Softwareone Holding AG	10,718	144,912
	St Galler Kantonalbank AG	851	410,397
	Sulzer AG	4,514	338,223
	Swatch Group AG	5,249	1,347,118
	Swatch Group AG	10,727	529,208
	Swiss Life Holding AG	8,166	4,774,783
	Swiss Prime Site AG	16,803	1,642,401
	TX Group AG	831	117,620
*	u-blox Holding AG	1,065	88,476
	Valiant Holding AG	4,972	496,642
	Valora Holding AG	935	152,880
	Vaudoise Assurances Holding SA	279	130,532
	Vetropack Holding AG	3,133	128,901
	Vifor Pharma AG	7,981	1,409,831
*	Von Roll Holding AG	8,880	8,890
	Vontobel Holding AG	6,793	496,818
	VP Bank AG, Class A	719	71,966

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	V-ZUG Holding AG	575	$63,787
	Walliser Kantonalbank	1,138	129,340
	Zehnder Group AG	2,702	211,284
	Zug Estates Holding AG, Class B	79	161,591
	Zuger Kantonalbank AG	30	225,720

TOTAL SWITZERLAND			32,810,053

TAIWAN — (5.5%)
	Aaeon Technology, Inc.	10,000	29,767
	ABC Taiwan Electronics Corp.	20,000	14,786
	AcBel Polytech, Inc.	69,000	66,450
#	Acer, Inc.	338,000	313,582
	ACES Electronic Co. Ltd.	19,323	26,775
*	Acon Holding, Inc.	49,000	19,587
	Acter Group Corp. Ltd.	4,000	26,894
	Advanced International Multitech Co. Ltd.	16,000	45,763
*	Advanced Optoelectronic Technology, Inc.	39,000	26,207
	Advancetek Enterprise Co. Ltd.	69,987	53,603
	Aerospace Industrial Development Corp.	80,000	89,397
	Allis Electric Co. Ltd.	47,727	43,665
	Alltek Technology Corp.	35,818	45,747
	Alpha Networks, Inc.	37,000	35,717
*	Ambassador Hotel	48,000	51,110
	Ampire Co. Ltd.	19,000	16,280
	AMPOC Far-East Co. Ltd.	23,000	31,619
	Anji Technology Co. Ltd.	13,000	26,677
	Apac Opto Electronics, Inc.	8,000	9,545
	Apacer Technology, Inc.	19,000	26,416
	APAQ Technology Co. Ltd.	8,000	14,534
	APCB, Inc.	39,000	25,521
	Apex Biotechnology Corp.	14,000	12,828
	Apex Medical Corp.	14,000	16,408
	Apex Science & Engineering	23,000	7,861
	Arcadyan Technology Corp.	24,000	102,398
	Ardentec Corp.	68,430	99,446
#	Asia Cement Corp.	431,000	700,388
	Asia Electronic Material Co. Ltd.	19,000	13,464
	Asia Optical Co., Inc.	37,000	87,555
*	Asia Pacific Telecom Co. Ltd.	351,033	89,818
	Asia Tech Image, Inc.	13,000	25,100
	Aten International Co. Ltd.	14,000	38,289
#	AU Optronics Corp.	1,564,000	893,339
	Avalue Technology, Inc.	6,000	12,572
	Aver Information, Inc.	10,000	18,352
	Avermedia Technologies	31,200	30,563
	Axiomtek Co. Ltd.	9,000	17,962
*	Azurewave Technologies, Inc.	18,000	11,950
	Bank of Kaohsiung Co. Ltd.	144,303	68,940
	Basso Industry Corp.	28,000	39,659
	BenQ Materials Corp.	7,000	7,468
	BES Engineering Corp.	293,000	94,265
	Bin Chuan Enterprise Co. Ltd.	17,000	14,904
	Bionet Corp.	14,000	19,162
	Brave C&H Supply Co. Ltd.	8,000	19,222
	Brighton-Best International Taiwan, Inc.	54,000	64,122
	Browave Corp.	12,000	18,342
*	Cameo Communications, Inc.	38,531	12,230
	Capital Futures Corp.	19,043	23,642
	Capital Securities Corp.	350,440	184,909

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Career Technology MFG. Co. Ltd.	81,528	$57,152
	Cathay Real Estate Development Co. Ltd.	113,600	70,751
	Cayman Engley Industrial Co. Ltd.	9,261	21,611
	Celxpert Energy Corp.	21,000	26,071
	Central Reinsurance Co. Ltd.	37,800	38,321
*	Chain Chon Industrial Co. Ltd.	35,097	23,130
	ChainQui Construction Development Co. Ltd.	31,000	16,888
*	Champion Building Materials Co. Ltd.	77,000	30,371
	Chang Hwa Commercial Bank Ltd.	822,810	514,401
	Channel Well Technology Co. Ltd.	29,000	34,873
	CHC Healthcare Group	20,000	30,802
	CHC Resources Corp.	14,000	22,423
	Chen Full International Co. Ltd.	14,000	19,474
#	Cheng Loong Corp.	134,000	151,131
*	Cheng Mei Materials Technology Corp.	110,000	44,043
	Cheng Shin Rubber Industry Co. Ltd.	152,000	171,302
	Cheng Uei Precision Industry Co. Ltd.	77,000	88,343
*	China Airlines Ltd.	196,000	180,010
	China Bills Finance Corp.	142,000	85,133
	China Chemical & Pharmaceutical Co. Ltd.	61,000	50,129
	China Development Financial Holding Corp.	1,712,576	1,032,756
	China General Plastics Corp.	64,516	72,175
	China Metal Products	53,000	59,001
	China Steel Structure Co. Ltd.	14,000	27,582
	China Wire & Cable Co. Ltd.	26,000	24,050
	Chinese Maritime Transport Ltd.	16,710	29,242
	Ching Feng Home Fashions Co. Ltd.	28,000	16,903
	Chin-Poon Industrial Co. Ltd.	76,000	76,573
	Chipbond Technology Corp.	109,000	245,091
	ChipMOS Technologies, Inc.	92,344	143,641
	Chong Hong Construction Co. Ltd.	31,000	76,887
	Chun Yuan Steel Industry Co. Ltd.	95,000	68,092
	Chung Hsin Electric & Machinery Manufacturing Corp.	59,000	108,065
*	Chung Hwa Pulp Corp.	70,015	44,928
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	10,000	20,453
	Collins Co. Ltd.	19,000	10,968
	Compal Broadband Networks, Inc.	11,000	10,971
	Compal Electronics, Inc.	811,000	608,558
	Compeq Manufacturing Co. Ltd.	170,000	259,401
	Compucase Enterprise	25,000	24,862
	Concord International Securities Co. Ltd.	30,000	15,557
	Concord Securities Co. Ltd.	106,142	49,114
	Continental Holdings Corp.	90,000	81,144
	Contrel Technology Co. Ltd.	15,000	9,268
	Coremax Corp.	3,848	16,423
	Coretronic Corp.	18,000	34,305
	Crowell Development Corp.	16,000	10,788
	CTCI Corp.	104,000	163,739
	CviLux Corp.	17,000	22,487
	CX Technology Co. Ltd.	8,000	10,483
	Cyberlink Corp.	8,000	22,291
	CyberPower Systems, Inc.	9,000	20,074
	DA CIN Construction Co. Ltd.	55,000	58,234
	Dafeng TV Ltd.	12,000	19,372
*	Da-Li Development Co. Ltd.	62,622	65,672
	Darfon Electronics Corp.	37,000	58,920
*	Darwin Precisions Corp.	76,000	27,000
	De Licacy Industrial Co. Ltd.	71,000	36,554
	Depo Auto Parts Ind Co. Ltd.	20,000	38,847

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	D-Link Corp.	121,400	$69,081
	Dynamic Electronics Co. Ltd.	43,688	31,143
	Dynapack International Technology Corp.	22,000	59,495
	Edimax Technology Co. Ltd.	60,000	21,862
	Edom Technology Co. Ltd.	23,100	27,366
	Egis Technology, Inc.	14,000	51,935
	Elite Advanced Laser Corp.	19,000	27,738
	Elitegroup Computer Systems Co. Ltd.	67,000	42,211
	Emerging Display Technologies Corp.	17,000	10,293
#*	Ennostar, Inc.	120,400	235,829
	EnTie Commercial Bank Co. Ltd.	110,000	58,184
	Eson Precision Ind Co. Ltd.	15,000	29,075
	Eternal Materials Co. Ltd.	141,000	180,740
*	Eva Airways Corp	451,648	530,590
*	Everest Textile Co. Ltd.	129,547	37,875
	Evergreen International Storage & Transport Corp.	93,000	111,915
	Evergreen Steel Corp.	27,000	53,428
	Everlight Chemical Industrial Corp.	81,450	61,834
	Everlight Electronics Co. Ltd.	78,000	112,866
*	Everspring Industry Co. Ltd.	29,000	20,204
	Excel Cell Electronic Co. Ltd.	28,000	21,526
	Excelsior Medical Co. Ltd.	23,673	55,502
	Far Eastern Department Stores Ltd.	193,000	135,766
	Far Eastern International Bank	406,713	164,485
	Far Eastern New Century Corp.	534,000	541,322
	Faraday Technology Corp.	29,000	247,497
	Farglory F T Z Investment Holding Co. Ltd.	17,000	29,294
	Farglory Land Development Co. Ltd.	52,000	118,199
	Feedback Technology Corp.	8,400	21,407
	First Insurance Co. Ltd.	37,000	20,241
*	First Steamship Co. Ltd.	134,806	49,731
	FIT Holding Co. Ltd.	28,000	32,477
	FLEXium Interconnect, Inc.	62,000	192,355
	Forest Water Environment Engineering Co. Ltd.	12,143	12,937
	Formosa Advanced Technologies Co. Ltd.	27,000	35,428
*	Formosa Laboratories, Inc.	21,322	45,610
	Formosa Optical Technology Co. Ltd.	7,000	14,985
	Formosan Union Chemical.	58,179	50,757
	Founding Construction & Development Co. Ltd.	24,000	15,350
#	Froch Enterprise Co. Ltd.	41,000	45,065
	Fu Chun Shin Machinery Manufacture Co. Ltd.	39,195	23,006
	Fulgent Sun International Holding Co. Ltd.	20,000	103,917
*	Fulltech Fiber Glass Corp.	72,720	32,434
	Fwusow Industry Co. Ltd.	37,000	33,000
	Gamania Digital Entertainment Co. Ltd.	15,000	32,282
*	GCS Holdings, Inc.	12,000	16,194
	Gemtek Technology Corp.	73,000	74,588
	General Interface Solution Holding Ltd.	46,000	141,480
	General Plastic Industrial Co. Ltd.	13,000	13,514
	Genmont Biotech, Inc.	14,000	12,765
	Getac Holdings Corp.	64,000	99,485
*	Giantplus Technology Co. Ltd.	73,000	25,738
#	Gigabyte Technology Co. Ltd.	43,000	154,270
	Gigasolar Materials Corp.	4,000	19,646
	Global Brands Manufacture Ltd.	50,240	54,939
	Global Lighting Technologies, Inc.	8,000	15,894
	Globe Union Industrial Corp.	44,000	18,314
	Gloria Material Technology Corp.	88,880	85,908
*	GMI Technology, Inc.	23,100	18,442

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Goldsun Building Materials Co. Ltd.	194,520	$191,038
	Good Will Instrument Co. Ltd.	16,000	15,611
	Gourmet Master Co. Ltd.	14,000	43,559
	Grand Fortune Securities Co. Ltd.	34,831	22,102
	Great China Metal Industry	26,000	23,075
	Greatek Electronics, Inc.	48,000	111,646
	Group Up Industrial Co. Ltd.	5,000	13,474
	GTM Holdings Corp.	21,000	19,103
	Hai Kwang Enterprise Corp.	9,000	8,534
	HannsTouch Solution, Inc.	125,713	49,214
	Harvatek Corp.	29,000	20,424
	Heran Co. Ltd.	5,000	19,433
	Hey Song Corp.	61,000	73,768
	Highwealth Construction Corp.	104,400	165,454
	Hiroca Holdings Ltd.	13,000	22,371
	Hitron Technology, Inc.	37,204	25,551
	Hocheng Corp.	56,000	26,218
	Holy Stone Enterprise Co. Ltd.	25,000	95,955
	Hong Pu Real Estate Development Co. Ltd.	47,000	33,053
	Hong TAI Electric Industrial	39,000	39,829
	Hsin Kuang Steel Co. Ltd.	45,000	96,857
	Hsing TA Cement Co.	21,000	14,452
	HUA ENG Wire & Cable Co. Ltd.	75,000	54,429
	Hua Yu Lien Development Co. Ltd.	15,000	33,358
	Huaku Development Co. Ltd.	42,000	131,175
	Hung Ching Development & Construction Co. Ltd.	33,000	31,733
	Hung Sheng Construction Ltd.	88,352	75,575
	Huxen Corp.	7,000	12,258
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	36,136
*	Hwacom Systems, Inc.	18,000	10,160
	IBF Financial Holdings Co. Ltd.	430,672	233,555
	Ichia Technologies, Inc.	56,000	29,380
#	Innolux Corp.	1,817,000	827,397
	Inpaq Technology Co. Ltd.	17,000	29,775
*	Integrated Service Technology, Inc.	19,000	31,667
	Iron Force Industrial Co. Ltd.	4,000	8,991
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	23,196
	I-Sunny Construction & Development Co. Ltd.	5,500	22,335
	ITEQ Corp.	28,000	98,184
	Jarllytec Co. Ltd.	14,000	30,316
	Jean Co. Ltd.	45,000	20,737
	Jess-Link Products Co. Ltd.	17,250	22,678
	Jiin Yeeh Ding Enterprise Co. Ltd.	11,000	12,868
	Johnson Health Tech Co. Ltd.	21,000	40,968
	Jourdeness Group Ltd.	7,000	16,057
	K Laser Technology, Inc.	43,000	30,091
	Kaulin Manufacturing Co. Ltd.	16,000	7,975
	Kedge Construction Co. Ltd.	9,000	16,604
	KEE TAI Properties Co. Ltd.	81,000	33,567
	Kenda Rubber Industrial Co. Ltd.	109,200	116,057
	Kenmec Mechanical Engineering Co. Ltd.	28,000	21,856
	Kerry TJ Logistics Co. Ltd.	23,000	34,719
	Key Ware Electronics Co. Ltd.	19,893	6,771
	Kindom Development Co. Ltd.	64,300	75,279
	King Chou Marine Technology Co. Ltd.	10,200	11,759
	King Yuan Electronics Co. Ltd.	198,000	268,118
	King’s Town Bank Co. Ltd.	148,000	195,355
*	King’s Town Construction Co. Ltd.	27,000	31,156
	Kinik Co.	11,000	47,299

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Kinko Optical Co. Ltd.	36,769	$35,382
	Kinpo Electronics	263,000	124,468
	Ko Ja Cayman Co. Ltd.	6,000	10,774
	Kung Sing Engineering Corp.	74,426	20,241
	Kuo Toong International Co. Ltd.	40,551	29,309
	Kuo Yang Construction Co. Ltd.	38,183	25,941
	Kwong Lung Enterprise Co. Ltd.	21,000	30,729
	L&K Engineering Co. Ltd.	41,000	40,159
	Lanner Electronics, Inc.	24,000	47,715
	Laser Tek Taiwan Co. Ltd.	9,000	9,391
	Laster Tech Corp. Ltd.	9,745	10,052
*	Lealea Enterprise Co. Ltd.	153,000	55,178
	LEE CHI Enterprises Co. Ltd.	37,000	26,491
	Lelon Electronics Corp.	18,508	36,528
	Leo Systems, Inc.	13,000	11,431
*	Leofoo Development Co. Ltd.	17,000	9,795
*	Li Cheng Enterprise Co. Ltd.	20,367	17,205
*	Li Peng Enterprise Co. Ltd.	113,000	31,065
*	Lingsen Precision Industries Ltd.	69,000	48,492
	Long Da Construction & Development Corp.	27,000	20,965
	Longchen Paper & Packaging Co. Ltd.	142,031	95,777
	Longwell Co.	18,000	31,179
	Lucky Cement Corp.	46,000	18,209
	Lumax International Corp. Ltd.	15,000	36,496
	Lung Yen Life Service Corp.	28,000	45,459
	Macauto Industrial Co. Ltd.	8,000	19,156
	Macronix International Co. Ltd.	303,000	385,535
	Mayer Steel Pipe Corp.	27,000	29,398
	Meiloon Industrial Co.	17,000	14,171
	Mercuries & Associates Holding Ltd.	64,700	44,679
*	Mercuries Life Insurance Co. Ltd.	286,050	74,950
	Merry Electronics Co. Ltd.	33,704	93,128
	Mildef Crete, Inc.	10,000	17,158
*	MIN AIK Technology Co. Ltd.	44,000	29,845
	Mirle Automation Corp.	31,000	41,853
	MOSA Industrial Corp.	29,000	30,139
	MPI Corp.	14,000	42,073
	Namchow Holdings Co. Ltd.	32,000	51,665
	Nan Pao Resins Chemical Co. Ltd.	8,000	33,012
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	11,359
*	National Aerospace Fasteners Corp.	9,000	17,270
	Netronix, Inc.	9,000	14,449
	New Best Wire Industrial Co. Ltd.	19,000	22,472
*	Newmax Technology Co. Ltd.	16,000	16,300
	Nexcom International Co. Ltd.	26,000	20,221
	Nichidenbo Corp.	26,000	46,185
	Nien Hsing Textile Co. Ltd.	17,000	12,093
	Niko Semiconductor Co. Ltd.	14,000	25,471
	Nishoku Technology, Inc.	5,000	14,626
	O-Bank Co. Ltd.	151,375	48,582
	Ocean Plastics Co. Ltd.	35,000	40,140
	OK Biotech Co. Ltd.	17,000	13,569
*	Orient Semiconductor Electronics Ltd.	47,000	30,114
*	Oriental Union Chemical Corp.	75,000	51,456
	Pacific Construction Co.	25,000	8,393
	Pacific Hospital Supply Co. Ltd.	9,000	21,691
	Paiho Shih Holdings Corp.	18,000	21,380
	Pan German Universal Motors Ltd.	2,000	13,764
	PChome Online, Inc.	15,000	39,551

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pegatron Corp.	383,000	$907,376
	PharmaEngine, Inc.	17,000	50,055
*††	Pharmally International Holding Co. Ltd.	5,000	0
	Pixart Imaging, Inc.	22,000	85,528
	Plotech Co. Ltd.	23,400	20,473
	Powertech Technology, Inc.	123,000	386,475
	President Securities Corp.	166,453	116,821
	Primax Electronics Ltd.	69,000	129,097
	Prince Housing & Development Corp.	185,000	77,915
	Promate Electronic Co. Ltd.	21,000	30,862
	Prosperity Dielectrics Co. Ltd.	17,000	28,850
	Qisda Corp.	143,000	151,938
	QST International Corp.	9,000	17,419
	Qualipoly Chemical Corp.	18,900	25,832
	Quang Viet Enterprise Co. Ltd.	10,000	36,680
	Quanta Storage, Inc.	41,000	54,667
	Quintain Steel Co. Ltd.	49,789	27,998
	Radiant Opto-Electronics Corp.	77,000	265,487
	Radium Life Tech Co. Ltd.	148,760	50,381
	Rechi Precision Co. Ltd.	59,000	34,350
	Rexon Industrial Corp. Ltd.	14,000	18,670
	Rich Development Co. Ltd.	133,000	41,044
*	Ritek Corp.	130,724	39,395
	Rodex Fasteners Corp.	8,000	11,671
*	Roo Hsing Co. Ltd.	187,000	32,231
	Sampo Corp.	58,800	61,586
	San Fang Chemical Industry Co. Ltd.	33,000	22,566
	San Far Property Ltd.	44,171	19,033
	Sanyang Motor Co. Ltd.	85,000	80,077
	Savior Lifetec Corp.	43,181	27,891
	Scan-D Corp.	6,000	10,563
	SCI Pharmtech, Inc.	13,200	37,945
	ScinoPharm Taiwan Ltd.	44,000	36,448
	Senao International Co. Ltd.	22,000	25,216
	Senao Networks, Inc.	4,000	26,334
	Sercomm Corp.	37,000	102,991
	Shanghai Commercial & Savings Bank Ltd.	485,000	800,084
	Shan-Loong Transportation Co. Ltd.	28,000	36,744
	Sharehope Medicine Co. Ltd.	10,500	10,945
	Shih Her Technologies, Inc.	10,000	21,199
	Shihlin Electric & Engineering Corp.	46,000	81,980
#	Shin Kong Financial Holding Co. Ltd.	2,297,159	759,585
	Shin Ruenn Development Co. Ltd.	12,460	11,038
	Shin Zu Shing Co. Ltd.	32,000	90,427
*	Shining Building Business Co. Ltd.	102,444	34,666
	Shinkong Insurance Co. Ltd.	36,000	65,923
	Shinkong Textile Co. Ltd.	15,000	21,241
	ShunSin Technology Holding Ltd.	6,000	14,744
*	Shuttle, Inc.	85,000	34,672
	Sigurd Microelectronics Corp.	66,046	125,166
	Simplo Technology Co. Ltd.	29,000	284,980
	Sincere Navigation Corp.	62,830	63,095
	Sinher Technology, Inc.	6,000	7,565
#	Sinkang Industries Co. Ltd.	20,000	19,253
	Sinon Corp.	72,000	75,961
	SinoPac Financial Holdings Co. Ltd.	1,917,000	1,180,532
	Sinphar Pharmaceutical Co. Ltd.	34,000	34,328
	Sinyi Realty, Inc.	33,000	39,315
	Siward Crystal Technology Co. Ltd.	33,000	38,883

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Southeast Cement Co. Ltd.	19,000	$12,661
	Standard Chemical & Pharmaceutical Co. Ltd.	25,000	37,377
	Sunonwealth Electric Machine Industry Co. Ltd.	25,000	32,190
	Sunrex Technology Corp.	31,685	40,259
	Sunspring Metal Corp.	37,807	33,992
	Supreme Electronics Co. Ltd.	69,765	108,110
	Swancor Holding Co. Ltd.	10,000	44,679
	Sweeten Real Estate Development Co. Ltd.	42,768	37,302
	Syncmold Enterprise Corp.	22,000	52,298
	SYNergy ScienTech Corp.	14,000	11,406
	Synmosa Biopharma Corp.	43,715	40,587
	Sysage Technology Co. Ltd.	15,000	19,348
	Syscom Computer Engineering Co.	20,000	19,115
	Systex Corp.	32,000	87,483
	TA Chen Stainless Pipe	223,196	330,108
	Ta Ya Electric Wire & Cable	120,497	114,872
	TA-I Technology Co. Ltd.	19,000	34,641
*	Tai Tung Communication Co. Ltd.	17,000	8,986
	Taichung Commercial Bank Co. Ltd.	592,079	298,250
	TaiDoc Technology Corp.	8,000	78,526
	Taiflex Scientific Co. Ltd.	36,460	53,937
	Taimide Tech, Inc.	15,000	27,684
	Tainan Spinning Co. Ltd.	234,000	161,280
	Tai-Saw Technology Co. Ltd.	14,000	17,637
	Taishin Financial Holding Co. Ltd.	1,522,491	995,879
	Taisun Enterprise Co. Ltd.	17,000	18,113
#	Taita Chemical Co. Ltd.	49,650	51,592
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	34,649
	Taiwan Business Bank	1,102,412	472,641
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	17,315
	Taiwan Cogeneration Corp.	69,000	89,344
	Taiwan Fertilizer Co. Ltd.	129,000	324,705
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	32,753
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	54,886
	Taiwan Glass Industry Corp.	134,000	100,720
	Taiwan Hon Chuan Enterprise Co. Ltd.	49,000	124,811
*	Taiwan Land Development Corp.	129,466	11,771
	Taiwan Line Tek Electronic	10,000	9,238
	Taiwan Navigation Co. Ltd.	52,000	65,359
	Taiwan Paiho Ltd.	37,000	83,508
	Taiwan PCB Techvest Co. Ltd.	48,000	78,993
	Taiwan Sanyo Electric Co. Ltd.	27,000	33,812
	Taiwan Shin Kong Security Co. Ltd.	45,000	60,993
	Taiwan Styrene Monomer	85,000	46,564
*	Taiwan TEA Corp.	118,000	75,896
	Taiwan Union Technology Corp.	39,000	100,705
	Taiyen Biotech Co. Ltd.	28,000	32,565
	TBI Motion Technology Co. Ltd.	12,000	17,211
	Test Rite International Co. Ltd.	44,000	32,486
#	Tex-Ray Industrial Co. Ltd.	25,000	11,538
	Thermaltake Technology Co. Ltd.	15,000	15,246
	Thye Ming Industrial Co. Ltd.	20,000	31,207
	Ting Sin Co. Ltd.	17,000	11,186
	Ton Yi Industrial Corp.	170,000	90,670
	Tong Hsing Electronic Industries Ltd.	24,000	186,292
	Tong Yang Industry Co. Ltd.	75,000	84,070
*	Tong-Tai Machine & Tool Co. Ltd.	27,000	13,587
	Top Union Electronics Corp.	17,586	14,712
	Topco Technologies Corp.	8,999	26,470

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Toung Loong Textile Manufacturing	27,000	$29,559
	TPK Holding Co. Ltd.	59,000	68,015
	Transcend Information, Inc.	38,000	91,132
	Tripod Technology Corp.	71,000	296,041
	Tsann Kuen Enterprise Co. Ltd.	20,000	25,250
	TSRC Corp.	98,000	105,987
	TST Group Holding Ltd.	4,000	19,038
	Tung Ho Steel Enterprise Corp.	105,190	223,181
	Tung Ho Textile Co. Ltd.	29,000	17,033
	Turvo International Co. Ltd.	7,000	24,416
	TYC Brother Industrial Co. Ltd.	42,000	27,621
*	Tycoons Group Enterprise	81,000	29,496
	Tyntek Corp.	30,000	21,807
	UDE Corp.	10,000	13,754
	U-Ming Marine Transport Corp.	75,000	161,172
	Unic Technology Corp.	29,000	19,165
*	Union Bank Of Taiwan	293,355	159,731
	Unitech Computer Co. Ltd.	20,000	23,723
*	Unitech Printed Circuit Board Corp.	113,000	63,237
	United Orthopedic Corp.	10,000	10,004
	United Radiant Technology	21,000	12,238
††	Unity Opto Technology Co. Ltd.	91,000	2,385
	Universal Cement Corp.	76,277	52,346
	Universal, Inc.	12,000	15,772
	Unizyx Holding Corp.	64,000	60,831
	UPC Technology Corp.	147,664	81,908
	USI Corp.	161,091	156,770
*	Usun Technology Co. Ltd.	8,000	7,720
	U-Tech Media Corp.	33,000	20,475
	Ve Wong Corp.	16,000	17,965
	Waffer Technology Corp.	19,000	23,051
	Wah Hong Industrial Corp.	15,000	15,984
	Wah Lee Industrial Corp.	34,680	121,361
	Walsin Lihwa Corp.	517,000	770,415
	Walsin Technology Corp.	41,000	167,565
	Walton Advanced Engineering, Inc.	67,000	32,985
	We & Win Development Co. Ltd.	49,000	18,079
	Wei Chuan Foods Corp.	51,000	38,693
	Weikeng Industrial Co. Ltd.	71,661	72,806
	Well Shin Technology Co. Ltd.	18,000	26,141
	Winbond Electronics Corp.	540,363	487,852
	Wisdom Marine Lines Co. Ltd.	45,000	138,469
	Wistron Corp.	527,841	508,526
	Wistron NeWeb Corp.	54,040	138,944
	Wonderful Hi-Tech Co. Ltd.	7,392	8,544
	WPG Holdings Ltd.	235,000	431,116
#	WT Microelectronics Co. Ltd.	58,207	140,282
	XAC Automation Corp.	19,000	16,433
	Xxentria Technology Materials Corp.	26,000	57,920
	Ya Horng Electronic Co. Ltd.	9,000	13,243
	YC INOX Co. Ltd.	73,396	78,627
	Yea Shin International Development Co. Ltd.	29,632	23,491
#	Yem Chio Co. Ltd.	92,350	47,803
	Yeong Guan Energy Technology Group Co. Ltd.	18,766	44,133
	YFC-Boneagle Electric Co. Ltd.	15,000	10,293
	YFY, Inc.	263,000	277,030
	Yi Jinn Industrial Co. Ltd.	34,200	20,960
*	Yieh Hsing Enterprise Co. Ltd.	30,000	16,862
*	Yieh Phui Enterprise Co. Ltd.	146,000	103,688

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	YONGGU Group, Inc.	10,000	$19,324
	Yonyu Plastics Co. Ltd.	9,000	10,675
	Youngtek Electronics Corp.	24,000	59,085
	Yuanta Futures Co. Ltd.	11,280	18,889
	Yuen Chang Stainless Steel Co. Ltd.	18,000	18,498
	Yulon Motor Co. Ltd.	105,000	139,759
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,981
	YungShin Global Holding Corp.	29,000	42,170
	Zeng Hsing Industrial Co. Ltd.	9,000	42,198
	Zenitron Corp.	27,000	34,596
	Zero One Technology Co. Ltd.	25,475	35,778
	Zhen Ding Technology Holding Ltd.	124,000	439,057
	Zhong Yang Technology Co. Ltd.	12,000	16,251
	Zig Sheng Industrial Co. Ltd.	51,000	23,868
*	Zinwell Corp.	64,000	37,230
	Zippy Technology Corp.	9,000	12,905
	ZongTai Real Estate Development Co. Ltd.	39,300	44,739

TOTAL TAIWAN			38,740,055

THAILAND — (0.9%)
	2S Metal PCL	68,860	10,153
	AAPICO Hitech PCL	39,160	26,755
	Advanced Information Technology PCL	112,000	23,054
	AJ Plast PCL	46,500	23,080
	Allianz Ayudhya Capital PCL	11,000	14,292
	Amata Corp. PCL	180,300	114,760
*	Ananda Development PCL	334,800	12,415
	AP Thailand PCL	427,100	147,147
	Asia Plus Group Holdings PCL	364,300	35,951
	Asian Insulators PCL	77,450	15,603
	Bangchak Corp. PCL	194,900	190,632
	Bangkok Insurance PCL	16,100	128,330
	Bangkok Land PCL	2,507,300	73,206
	Bangkok Life Assurance PCL, NVDR	66,000	84,788
*	Bangkok Ranch PCL	119,400	10,877
	Banpu PCL	809,866	290,842
*	Better World Green PCL	1,033,000	32,272
	BG Container Glass PCL	69,400	20,263
	Cal-Comp Electronics Thailand PCL, Class F	688,656	51,473
	CH Karnchang PCL	169,500	96,504
	CIMB Thai Bank PCL	1,716,700	42,604
*	Country Group Development PCL	992,900	13,335
*	Dhipaya Group Holdings PCL	79,000	148,774
	Eastern Power Group PCL	115,900	17,766
	Eastern Water Resources Development & Management PCL, Class F	147,800	32,581
*	Erawan Group PCL	502,580	54,880
*	Esso Thailand PCL	136,300	37,209
	Frasers Property Thailand PCL	48,300	21,576
	GFPT PCL	144,700	59,147
	Global Green Chemicals PCL, Class F	86,200	35,235
	Haad Thip PCL	20,200	19,168
	Hana Microelectronics PCL	68,500	90,000
	Ichitan Group PCL	73,700	26,037
	Index Livingmall PCL	19,700	12,481
	Interlink Communication PCL	48,000	14,155
	IRPC PCL	2,209,800	224,529
*	Italian-Thai Development PCL	1,107,100	64,648
*	JKN Global Media PCL	44,500	8,380
*	JSP Property PCL	755,800	25,819

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	KGI Securities Thailand PCL	118,700	$19,061
	Khon Kaen Sugar Industry PCL	362,960	43,449
	Kiatnakin Phatra Bank PCL	38,600	81,426
	Lalin Property PCL	107,600	29,374
	Lam Soon Thailand PCL	56,200	10,173
	Lanna Resources PCL	70,000	40,876
	LH Financial Group PCL	450,900	17,509
	Loxley PCL	479,200	31,900
	LPN Development PCL	298,200	40,050
*	MBK PCL	212,697	80,732
	MC Group PCL	100,600	26,582
	MCS Steel PCL	67,100	24,097
	Millcon Steel PCL	225,621	7,641
	Namyong Terminal PCL	91,000	13,019
*	Nawarat Patanakarn PCL	340,100	7,745
	Noble Development PCL	181,200	26,453
	Origin Property PCL, Class F	149,500	48,015
*	Platinum Group PCL (The), Class F	124,000	11,513
	Polyplex Thailand PCL	85,200	62,190
*	Power Solution Technologies PCL, Class F	307,700	17,878
	Praram 9 Hospital PCL	69,800	28,531
	Precious Shipping PCL	182,500	101,774
	Prima Marine PCL	195,700	34,855
	Property Perfect PCL	2,370,530	34,606
	Pruksa Holding PCL	122,100	47,414
	Quality Houses PCL	1,508,200	98,639
*	Raimon Land PCL	515,800	13,102
	Regional Container Lines PCL	66,100	86,364
	Rojana Industrial Park PCL	220,300	40,522
	* S Hotels & Resorts PCL	201,800	26,043
	* Samart Corp. PCL	178,900	32,385
	Sansiri PCL	2,197,100	75,054
	SC Asset Corp. PCL	339,100	36,435
	SCG Ceramics PCL	308,500	20,537
*	SEAFCO PCL	147,500	16,279
*	Seafresh Industry PCL	92,800	10,296
	Sena Development PCL	196,116	25,538
	Siam City Cement PCL	18,700	82,990
	Siamgas & Petrochemicals PCL	83,800	29,850
*	Singha Estate PCL	546,200	31,416
	Sino-Thai Engineering & Construction PCL	168,000	63,766
	SNC Former PCL	53,600	31,925
	Somboon Advance Technology PCL	57,400	31,675
	SPCG PCL	112,000	54,937
	Sri Trang Agro-Industry PCL	188,000	138,599
	Sri Trang Gloves Thailand PCL	151,000	107,133
*	Srithai Superware PCL	235,400	8,660
	Star Petroleum Refining PCL	325,000	102,482
	Supalai PCL	252,825	161,660
	Super Energy Corp. PCL	3,249,800	82,550
	Syntec Construction PCL	380,800	20,013
*	Tata Steel Thailand PCL	749,600	30,859
	Thai Oil PCL	208,100	343,289
*	Thai Reinsurance PCL	428,800	13,396
*	Thai Rubber Latex Group PCL	145,680	13,696
	Thai Stanley Electric PCL, Class F	8,458	42,228
	Thai Union Group PCL, Class F	343,300	169,395
	Thai Wah PCL, Class F	75,200	14,381
	Thaicom PCL	38,000	10,651

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thaifoods Group PCL, Class F	153,700	$18,848
	Thanachart Capital PCL	68,400	80,383
	Thoresen Thai Agencies PCL	308,100	87,258
	Tipco Asphalt PCL	92,300	43,927
	Tisco Financial Group PCL	23,100	61,207
	TKS Technologies PCL	46,640	16,886
	TPI Polene PCL	1,534,100	67,187
	TPI Polene Power PCL	422,400	47,111
*	U City PCL, Class F	545,400	27,389
*	Unique Engineering & Construction PCL	138,400	20,608
	Univanich Palm Oil PCL	46,900	13,351
	Univentures PCL	165,100	14,269
	Vanachai Group PCL	89,800	21,368
	WHA Corp. PCL	963,300	94,502
	Workpoint Entertainment PCL	70,000	63,869

TOTAL THAILAND			5,982,492

TURKEY — (0.1%)
*	Aksa Enerji Uretim AS	48,242	53,980
	Alarko Holding AS	33,736	60,836
*	Albaraka Turk Katilim Bankasi AS	87,437	7,345
*	Anadolu Anonim Turk Sigorta Sirketi	39,175	16,197
	Anadolu Efes Biracilik Ve Malt Sanayii AS	21,398	42,571
	Aygaz AS	20,460	44,915
*	Bera Holding AS	70,033	48,801
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,716	18,307
	Cimsa Cimento Sanayi VE Ticaret AS	16,339	36,618
*	Global Yatirim Holding AS	47,710	9,398
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	50,203	42,575
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	172,977
	Kordsa Teknik Tekstil AS	15,368	46,992
*	Sekerbank Turk AS	212,367	16,522
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	24,464	19,114
*	TAV Havalimanlari Holding AS	16,994	49,032
	Tekfen Holding AS	28,128	37,293
	Ulker Biskuvi Sanayi AS	13,919	15,640
	Vestel Elektronik Sanayi ve Ticaret AS	13,751	24,084
*	Zorlu Enerji Elektrik Uretim AS	97,902	13,613

TOTAL TURKEY			776,810

UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi National Insurance Co. PSC	13,208	25,260
	Agthia Group PJSC	29,329	34,046
	Air Arabia PJSC	306,596	178,035
*	Ajman Bank PJSC	165,363	35,994
	Amanat Holdings PJSC	92,011	26,137
	Dana Gas PJSC	259,299	83,111
*	Deyaar Development PJSC	292,122	37,782
	Dubai Financial Market PJSC	107,797	77,202
	Dubai Investments PJSC	396,632	270,112
*	Emaar Development PJSC	92,331	129,184
	Emaar Properties PJSC	512,082	883,266
*	Islamic Arab Insurance Co.	81,968	15,297
*	Manazel PJSC	339,566	43,797
*	RAK Properties PJSC	158,396	33,289
	Ras Al Khaimah Ceramics	53,995	40,834
*	Union Properties PJSC	502,430	38,142

TOTAL UNITED ARAB EMIRATES			1,951,488

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (8.5%)
	Abrdn Plc	591,266	$1,388,368
*	Accsys Technologies PLC	9,849	17,882
	Advanced Medical Solutions Group PLC	50,208	175,029
	AG Barr PLC	25,691	186,884
Ω	Airtel Africa PLC	216,948	396,957
	Alliance Pharma PLC	126,804	182,140
*	Allied Minds PLC	19,783	4,226
	Anglo-Eastern Plantations PLC	6,082	66,777
	Appreciate Group PLC	61,766	19,961
*	Ascential PLC	98,378	390,044
	Ashmore Group PLC	73,186	202,319
	Avon Protection PLC	6,639	88,157
*	Babcock International Group PLC	115,955	442,711
Ω	Bakkavor Group PLC	46,091	61,128
	Balfour Beatty PLC	177,799	538,680
	Bank of Georgia Group PLC	11,961	184,287
	Barratt Developments PLC	125,981	770,757
	Beazley PLC	146,378	788,479
	Begbies Traynor Group PLC	30,790	45,336
	Bellway PLC	36,010	1,093,705
	Berkeley Group Holdings PLC	22,691	1,150,796
Ω	Biffa PLC	77,353	335,499
	Bloomsbury Publishing PLC	27,628	138,635
	Bodycote PLC	49,089	380,727
	Braemar Shipping Services PLC	4,667	15,558
	Breedon Group PLC	133,152	131,714
	Brewin Dolphin Holdings PLC	64,640	413,998
	Brooks Macdonald Group PLC	342	10,369
	Bytes Technology Group PLC	2,263	13,144
*	C&C Group PLC	114,384	298,597
*	Capricorn Energy PLC	87,321	224,594
*	Card Factory PLC	91,534	66,879
	CareTech Holdings PLC	24,960	230,315
	Carr’s Group PLC	21,628	39,691
	Castings PLC	4,281	17,419
*	Cazoo Group Ltd.	23,179	39,173
	Centamin PLC	352,378	403,867
	Centaur Media PLC	16,082	9,507
	Central Asia Metals PLC	47,394	158,793
*	Centrica PLC	1,452,068	1,438,693
	Chemring Group PLC	75,743	330,767
	Chesnara PLC	49,224	176,779
*	Cineworld Group PLC	23,306	8,921
	Close Brothers Group PLC	43,721	606,232
Ω	CMC Markets PLC	33,242	120,529
	CNH Industrial NV	130	1,846
	Coats Group PLC	158,251	139,903
*	Costain Group PLC	49,233	24,371
*Ω	Countryside Partnerships PLC	99,392	310,331
	Cranswick PLC	11,122	442,259
	Crest Nicholson Holdings PLC	59,132	186,057
	Currys PLC	296,661	343,960
*	De La Rue PLC	16,935	23,426
	DFS Furniture PLC	63,320	132,075
*	Dialight PLC	7,087	31,929
	Direct Line Insurance Group PLC	369,254	1,171,967
	DiscoverIE Group PLC	15,468	146,726
	Diversified Energy Co. PLC	155,630	235,134
	Drax Group PLC	112,465	1,136,537

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	DS Smith PLC	378,877	$1,556,906
*	Elementis PLC	175,947	267,262
*	Energean PLC	23,578	346,604
*	EnQuest PLC	330,096	133,612
	Epwin Group PLC	23,438	25,096
	Essentra PLC	89,500	350,746
	Euromoney Institutional Investor PLC	27,223	335,685
*	FD Technologies PLC	4,362	129,252
	Ferrexpo PLC	92,224	189,376
	Fintel PLC	1,018	2,700
*	Firstgroup PLC	188,650	264,825
*	Flowtech Fluidpower PLC	7,489	11,975
Ω	Forterra PLC	62,473	195,311
	Foxtons Group PLC	71,351	37,665
*	Frasers Group PLC	46,448	394,500
	Fresnillo PLC	42,272	409,032
	Fuller Smith & Turner PLC, Class A	12,280	92,441
	Galliford Try Holdings PLC	32,360	69,417
	Gem Diamonds Ltd.	32,180	23,764
	Genel Energy PLC	40,981	94,301
	Genuit Group PLC	58,917	332,594
*	Georgia Capital PLC	9,497	72,005
*	Go-Ahead Group PLC	8,958	106,282
	Gooch & Housego PLC	5,343	56,408
	Goodwin PLC	579	24,472
	Grafton Group PLC	68,236	826,424
	Grainger PLC	200,412	745,486
*	Greencore Group PLC	140,283	201,541
*	Griffin Mining Ltd.	5,698	7,968
	Gulf Keystone Petroleum Ltd.	67,566	205,268
*Ω	Gym Group PLC	36,862	88,262
	H&T Group PLC	10,598	46,278
	Halfords Group PLC	62,516	177,893
	Harbour Energy PLC	94,110	590,162
	Hargreaves Services PLC	7,040	52,348
	Harworth Group PLC	40,067	83,892
	Hays PLC	403,599	619,866
	Headlam Group PLC	22,372	102,117
	Helical PLC	32,413	176,259
	Henry Boot PLC	27,291	110,969
	Hikma Pharmaceuticals PLC	23,669	555,995
	Hiscox Ltd.	2,285	27,133
	Hochschild Mining PLC	65,061	95,573
*Ω	Hostelworld Group PLC	20,713	21,895
*Ω	HSS Hire Group PLC	77,600	16,443
	Hunting PLC	46,963	171,196
*	Hyve Group PLC	37,489	35,474
Ω	Ibstock PLC	105,079	248,060
	Inchcape PLC	93,541	836,973
	Investec PLC	193,403	1,139,122
	iomart Group PLC	23,351	52,748
*	IQE PLC	207,113	77,873
	ITV PLC	553,280	510,928
*	James Fisher & Sons PLC	11,400	56,213
*	John Menzies PLC	6,811	50,652
*	John Wood Group PLC.	179,270	498,463
	Johnson Matthey PLC	34,792	957,068
*	Johnson Service Group PLC	113,162	155,611
	Jupiter Fund Management PLC	119,590	266,929

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Just Group PLC	332,537	$351,291
	Keller Group PLC	22,579	237,937
*	Kier Group PLC	130,007	128,733
	Kingfisher PLC	353,367	1,114,368
*	Lamprell PLC	63,868	21,537
	Lancashire Holdings Ltd.	61,043	323,521
*	Lookers PLC	90,787	94,745
	LSL Property Services PLC	23,302	114,205
	Macfarlane Group PLC	41,802	63,171
	Man Group PLC	421,779	1,229,286
*	Marks & Spencer Group PLC	541,965	925,199
*	Marston’s PLC	208,090	195,569
*	McBride PLC	34,187	15,730
	Mears Group PLC	35,976	89,127
*	Mediclinic International PLC	118,125	547,620
*	Meggitt PLC	160,054	1,551,710
	Melrose Industries PLC	416,377	605,036
*	Metro Bank PLC	8,823	9,795
	Micro Focus International PLC	66,697	314,954
*	Mitchells & Butlers PLC	81,290	231,567
	Mitie Group PLC	356,520	240,345
	MJ Gleeson PLC	11,285	84,705
	Morgan Sindall Group PLC	10,623	286,421
	MP Evans Group PLC	5,027	59,480
*	N Brown Group PLC	41,484	15,140
*	National Express Group PLC	152,739	473,441
	NCC Group PLC	55,476	125,918
	Norcros PLC	20,895	62,674
	Numis Corp. PLC	21,347	66,885
	Pan African Resources PLC	420,981	115,583
	Pearson PLC	3,599	34,946
	Pearson PLC, Sponsored ADR	2,636	25,543
*	Pendragon PLC	335,309	92,672
*	Petrofac Ltd.	91,241	153,808
	Pets at Home Group PLC	141,097	547,683
*	Pharos Energy PLC	72,098	24,365
	Photo-Me International PLC	71,977	64,570
*	Playtech PLC	60,543	395,763
	Plus500 Ltd.	3,261	63,501
	Porvair PLC	4,852	36,094
*	PPHE Hotel Group Ltd.	860	16,935
	Premier Foods PLC	199,937	278,819
	PZ Cussons PLC	56,066	143,861
	QinetiQ Group PLC	155,098	658,021
*	Rank Group PLC	44,743	60,104
*	REA Holdings PLC	12,065	25,615
	Reach PLC	91,064	185,575
	Redcentric PLC	20,006	31,067
	Redde Northgate PLC	72,496	358,629
	Redrow PLC	75,733	496,455
*	Renewi PLC	22,085	191,037
*	Restaurant Group PLC	170,975	130,872
	RHI Magnesita NV	6,469	192,459
	Ricardo PLC	21,801	99,319
	River & Mercantile Group PLC	3,528	11,724
	Robert Walters PLC	4,774	37,141
*	Rockhopper Exploration PLC	89,812	9,633
	Royal Mail PLC	217,295	931,391
	RPS Group PLC	87,076	111,491

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RWS Holdings PLC	11,955	$65,474
Ω	Sabre Insurance Group PLC	56,233	147,326
*	Saga PLC	31,029	86,229
*	Savannah Energy PLC	235,203	104,524
	Savills PLC	22,452	302,038
	ScS Group PLC	5,583	12,313
*	Senior PLC	132,824	213,724
	Serco Group PLC	257,997	487,894
	Serica Energy PLC	24,292	106,722
	Severfield PLC	81,727	68,871
*	SIG PLC	164,973	85,289
	Smart Metering Systems PLC	26,737	276,550
	Spectris PLC	14,982	547,950
	Speedy Hire PLC	156,008	101,237
*Ω	Spire Healthcare Group PLC	85,637	231,169
*	Staffline Group PLC	43,578	30,518
	Studio Retail Group PLC	11,240	16,254
*	Superdry PLC	15,103	28,762
	Synthomer PLC	59,024	224,584
	Tate & Lyle PLC	114,164	1,109,629
	Taylor Wimpey PLC	1,009,622	1,587,889
	TBC Bank Group PLC	9,951	156,914
*	Ted Baker PLC	46,242	85,327
Ω	TI Fluid Systems PLC	53,695	109,119
	TP ICAP Group PLC	192,022	317,607
	Travis Perkins PLC	62,477	952,933
*	Tremor International Ltd.	16,817	100,897
*	Tremor International Ltd., ADR	2,714	31,618
	Trifast PLC	39,373	52,974
	TT Electronics PLC	53,726	122,103
*	Tungsten Corp. PLC	18,515	10,627
	Tyman PLC	46,048	158,165
	Ultra Electronics Holdings PLC	6,561	267,217
	Vertu Motors PLC	110,788	71,884
	Vesuvius PLC	65,440	266,049
	Virgin Money UK PLC	333,410	723,364
	Vistry Group PLC	69,728	727,478
Ω	Vivo Energy PLC	102,718	185,717
	Vp PLC	3,924	47,682
	Watkin Jones PLC	34,139	106,091
	Young & Co’s Brewery PLC	3,177	29,438
	Young & Co’s Brewery PLC, Class A	6,825	118,545
	Zotefoams PLC	12,016	51,040

TOTAL UNITED KINGDOM			59,095,378

TOTAL COMMON STOCKS			695,170,393

PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	2,945	2,497
	Genex Power Ltd.	40,752	4,463

TOTAL AUSTRALIA			6,960

BRAZIL — (0.1%)
	Banco ABC Brasil SA	18,556	59,302
Ω	Banco BMG SASeries B	30,400	17,094
	Banco do Estado do Rio Grande do Sul SA Class B	52,100	111,072
	Banco Pan SA	32,265	61,085

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Cia Ferro Ligas da Bahia - FERBASA	9,400	$86,814
Eucatex SA Industria e Comercio	14,000	28,289
Grazziotin SA	1,600	10,641
Marcopolo SA	110,973	59,931
Randon SA Implementos e Participacoes	29,754	64,215
Schulz SA	28,200	25,953
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	76,200	174,318

TOTAL BRAZIL		698,714

COLOMBIA — (0.0%)
Grupo de Inversiones Suramericana SA	16,078	89,002

GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA	2,639	130,604
Fuchs Petrolub SE	19,831	625,494
Jungheinrich AG	13,189	322,577
Schaeffler AG	16,013	85,995
Sixt SE	4,018	290,403
STO SE & Co. KGaA	693	145,402
Villeroy & Boch AGSeries A	889	19,577

TOTAL GERMANY		1,620,052

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	22,520	19,413

SOUTH KOREA — (0.0%)
Haesung Industrial Co. Ltd.	46	686
Hyundai Engineering & Construction Co. Ltd.	243	14,252

TOTAL SOUTH KOREA		14,938

TAIWAN — (0.0%)
* China Development Financial Holding Corp.	241,425	73,877

THAILAND — (0.0%)
* U City PCL	1,636,200	51,116

TOTAL PREFERRED STOCKS		2,574,072

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Decmil Group Ltd. Warrants 09/15/22	327	0

BRAZIL — (0.0%)
* Alper Consultoria e Corretora de Seguros SA Rights 05/11/2022	547	32
* Marisa Lojas SA Warrants 11/15/22	6,031	366

TOTAL BRAZIL		398

HONG KONG — (0.0%)
* Orient Securities Co. Ltd. Rights 05/20/2022	16,464	0
* Zhong An Group Ltd. Rights12/31/22	2,367	0

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/30	2,669	0

MALAYSIA — (0.0%)
* Eco World Development Group Bhd Warrants 04/12/2029	42,360	1,654

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	21,633	$3,394

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	196,236	0

SWITZERLAND — (0.0%)
*	Mobimo Holding AG Rights 05/03/2022	1,967	6,855

THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	56,000	6,507
*	Banpu PCL Warrants 10/01/22	202,466	36,060
*	Banpu PCL Warrants 10/01/23	202,466	19,744
*	EP W4 Warrants 04/27/2023	28,975	0
*	MBK PCL Warrants 03/23/2023	8,508	2,484
*	Sena Technologies, Inc. Warrants 03/09/2023	49,029	0
*	Thai Rubber Latex Group PCL Warrants 09/29/24	24,280	418

TOTAL THAILAND			65,213

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	87,437	1,296

TOTAL RIGHTS/WARRANTS			78,810

TOTAL INVESTMENT SECURITIES
(Cost $712,352,856)			697,823,275

			Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	103,161	1,193,258

TOTAL INVESTMENTS — (100.0%)
(Cost $713,546,032)			$699,016,533

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$223,107	$38,867,954	—	$39,091,061
Austria	—	3,033,186	—	3,033,186
Belgium	344,672	8,423,748	—	8,768,420
Brazil	7,917,327	75,181	—	7,992,508
Canada	56,773,264	26,953	—	56,800,217
Chile	5,161	633,544	—	638,705
China	1,978,553	47,929,855	$63,684	49,972,092
Colombia	159,783	—	—	159,783
Denmark	—	12,233,597	—	12,233,597
Finland	—	11,099,718	—	11,099,718
France	—	30,242,234	—	30,242,234
Germany	—	37,794,603	—	37,794,603
Greece	—	532,970	—	532,970
Hong Kong	149,964	13,482,820	16,437	13,649,221
Hungary	—	157,064	—	157,064
India	53,268	31,845,959	184	31,899,411
Indonesia	—	3,907,275	8,916	3,916,191
Ireland	—	3,039,624	—	3,039,624

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Israel	$385,583	$9,771,661	—	$10,157,244
Italy	1,068,855	16,119,400	—	17,188,255
Japan	121,362	104,013,005	—	104,134,367
Malaysia	—	3,355,406	$12,385	3,367,791
Mexico	4,653,963	96,722	—	4,750,685
Netherlands	596,595	12,502,735	—	13,099,330
New Zealand	—	2,051,195	—	2,051,195
Norway	130,185	4,967,249	—	5,097,434
Philippines	—	1,448,437	—	1,448,437
Poland	—	2,152,544	—	2,152,544
Portugal	—	2,514,129	—	2,514,129
Qatar	—	1,299,270	—	1,299,270
Saudi Arabia	—	5,028,853	—	5,028,853
Singapore	152,900	4,323,248	21,205	4,497,353
South Africa	1,379,771	8,055,897	—	9,435,668
South Korea	—	34,126,200	32,811	34,159,011
Spain	514	9,620,742	—	9,621,256
Sweden	179,527	14,611,163	—	14,790,690
Switzerland	—	32,810,053	—	32,810,053
Taiwan	—	38,737,670	2,385	38,740,055
Thailand	5,933,619	48,873	—	5,982,492
Turkey	—	776,810	—	776,810
United Arab Emirates	—	1,951,488	—	1,951,488
United Kingdom	57,161	59,038,217	—	59,095,378
Preferred Stocks Australia	—	6,960	—	6,960
Brazil	681,620	17,094	—	698,714
Colombia	89,002	—	—	89,002
Germany	—	1,620,052	—	1,620,052
Philippines	—	19,413	—	19,413
South Korea	—	14,938	—	14,938
Taiwan	—	73,877	—	73,877
Thailand	51,116	—	—	51,116
Rights/Warrants Brazil	—	398	—	398
Malaysia	—	1,654	—	1,654
Philippines	—	3,394	—	3,394
Switzerland	—	6,855	—	6,855
Thailand	—	65,213	—	65,213
Turkey	—	1,296	—	1,296
Securities Lending Collateral	—	1,193,258	—	1,193,258

TOTAL	$83,086,872	$615,771,654	$158,007^	$699,016,533

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.1%)
AUSTRALIA — (4.6%)
*	A2B Australia Ltd.	61,896	$55,349
	Accent Group Ltd.	105,492	106,207
#	Adairs Ltd.	83,839	166,682
	Adbri Ltd.	147,407	300,834
	AGL Energy Ltd.	61,163	371,803
*	Ainsworth Game Technology Ltd.	68,629	51,275
*	Alkane Resources Ltd.	90,017	64,437
*	Alliance Aviation Services Ltd.	11,891	31,688
*	Allkem Ltd.	36,324	302,732
	ALS Ltd.	118,226	1,070,547
	Altium Ltd.	19,621	442,008
	Alumina Ltd.	242,873	305,776
#*	AMA Group Ltd.	138,426	26,988
*	AMP Ltd.	1,189,646	961,145
	Ampol Ltd.	59,726	1,404,230
	Ansell Ltd.	32,119	615,182
	APA Group	108,035	868,074
	Appen Ltd.	19,792	90,409
#*	Arafura Resources Ltd.	160,067	43,367
	ARB Corp. Ltd.	14,251	395,001
#*	Ardent Leisure Group Ltd.	111,234	104,126
	Aristocrat Leisure Ltd.	66,921	1,552,723
	ASX Ltd.	4,901	296,313
	Atlas Arteria Ltd.	117,458	570,619
	AUB Group Ltd.	7,273	117,756
*	Aurelia Metals Ltd.	371,492	117,433
	Aurizon Holdings Ltd.	530,339	1,497,739
	Austal Ltd.	104,574	148,848
	Australia & New Zealand Banking Group Ltd.	199,536	3,797,008
*	Australian Agricultural Co. Ltd.	61,076	74,093
	Australian Ethical Investment Ltd.	11,755	47,764
	Australian Finance Group Ltd.	51,890	73,813
*	Australian Strategic Materials Ltd.	20,052	88,766
	Auswide Bank Ltd.	6,329	31,635
	Baby Bunting Group Ltd.	30,773	100,519
#	Bank of Queensland Ltd.	230,570	1,308,153
	Bapcor Ltd.	102,141	484,176
	Base Resources Ltd.	56,903	12,624
	Beach Energy Ltd.	858,441	978,723
	Beacon Lighting Group Ltd.	18,860	31,754
	Bega Cheese Ltd.	93,777	330,954
	Bell Financial Group Ltd.	18,940	16,492
	Bendigo & Adelaide Bank Ltd.	143,977	1,073,467
	BHP Group Ltd.	459,448	15,363,013
#	BHP Group Ltd., Sponsored ADR	100,755	6,748,570
	Blackmores Ltd.	2,482	125,679
*††	Blue Sky Alternative Investments Ltd.	5,525	0
	BlueScope Steel Ltd.	156,292	2,221,784
	Brambles Ltd.	183,950	1,358,345
	Bravura Solutions Ltd.	50,218	66,602
#	Breville Group Ltd.	18,599	308,232
	Brickworks Ltd.	27,903	463,455
	BWX Ltd.	31,197	41,040
*	Byron Energy Ltd.	59,304	6,905
*	Calix Ltd.	5,120	31,339

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Capitol Health Ltd.	181,140	$41,385
*	Capricorn Metals Ltd.	9,138	26,584
#*	Carnarvon Energy Ltd.	224,477	37,062
	Carsales.com Ltd.	56,607	835,693
	Cash Converters International Ltd.	184,747	32,517
*	Catapult Group International Ltd.	9,894	8,389
	Cedar Woods Properties Ltd.	24,019	78,623
	Challenger Ltd.	184,675	934,372
	Champion Iron Ltd.	69,989	354,789
*	City Chic Collective Ltd.	26,152	54,433
	Cleanaway Waste Management Ltd.	611,584	1,370,889
#	Clinuvel Pharmaceuticals Ltd.	5,525	63,544
#	Clover Corp. Ltd.	24,457	23,269
	Cochlear Ltd.	5,187	835,456
	Codan Ltd.	54,165	270,115
	Coles Group Ltd.	103,807	1,364,922
*	Collection House Ltd.	64,782	5,073
	Collins Foods Ltd.	53,890	385,885
	Commonwealth Bank of Australia	87,813	6,382,557
	Computershare Ltd.	56,192	990,669
#*	Cooper Energy Ltd.	604,081	123,366
*	Corporate Travel Management Ltd.	14,669	264,667
	Costa Group Holdings Ltd.	162,998	381,202
#	Credit Corp. Group Ltd.	13,617	260,378
*	Crown Resorts Ltd.	75,054	679,550
	CSL Ltd.	25,409	4,849,310
	CSR Ltd.	273,453	1,171,085
	Data#3 Ltd.	39,872	161,925
*	De Grey Mining Ltd.	52,247	43,959
	Deterra Royalties Ltd.	91,418	309,695
	Dicker Data Ltd.	10,181	94,144
	Domain Holdings Australia Ltd.	43,007	104,736
	Domino’s Pizza Enterprises Ltd.	11,026	577,995
	Downer EDI Ltd.	307,376	1,189,239
#	Eagers Automotive Ltd.	48,592	449,149
	Earlypay Ltd.	35,850	12,618
*	Eclipx Group Ltd.	141,679	277,433
	Elanor Investor Group	19,470	29,490
	Elders Ltd.	45,390	456,311
#	Emeco Holdings Ltd.	84,755	49,805
#*	EML Payments Ltd.	52,687	57,038
#*	Empire Energy Group Ltd.	51,547	11,495
	Endeavour Group Ltd.	85,461	467,818
	Enero Group Ltd.	5,876	14,543
	EQT Holdings Ltd.	2,737	53,225
	Estia Health Ltd.	97,068	158,584
	Euroz Hartleys Group Ltd.	9,244	10,971
*	EVENT Hospitality & Entertainment Ltd.	30,857	315,992
	Evolution Mining Ltd.	375,766	1,063,268
	Fleetwood Ltd.	28,254	36,885
#*	Flight Centre Travel Group Ltd.	7,950	124,154
	Fortescue Metals Group Ltd.	340,721	5,149,340
*	Frontier Digital Ventures Ltd.	12,106	9,640
	G8 Education Ltd.	356,108	274,429
#*	Genex Power Ltd.	32,729	3,524
	Genworth Mortgage Insurance Australia Ltd.	140,658	295,731
	Gold Road Resources Ltd.	141,663	154,729
	GR Engineering Services Ltd.	7,383	10,785
	GrainCorp Ltd., Class A	73,533	531,376

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Grange Resources Ltd.	238,429	$224,843
#*	Greenland Minerals Ltd.	177,454	8,709
#	GUD Holdings Ltd.	49,499	444,619
	GWA Group Ltd.	107,097	171,067
	Hansen Technologies Ltd.	40,822	157,999
	Harvey Norman Holdings Ltd.	180,374	642,503
	Healius Ltd.	238,369	750,060
	Healthia Ltd.	6,519	8,391
#*	Helloworld Travel Ltd.	3,137	5,777
	HT&E Ltd.	85,589	102,413
	HUB24 Ltd.	5,340	89,190
#	Humm Group Ltd.	157,069	90,939
#	IDP Education Ltd.	33,270	617,205
	IGO Ltd.	201,518	1,832,276
	Iluka Resources Ltd.	95,128	745,128
	Image Resources NL	68,398	10,735
	Imdex Ltd.	130,607	229,129
*	Immutep Ltd., Sponsored ADR	3,965	9,080
	Incitec Pivot Ltd.	458,345	1,236,166
	Infomedia Ltd.	124,521	110,631
	Inghams Group Ltd.	100,256	217,062
#	Insignia Financial Ltd.	256,240	615,960
	Insurance Australia Group Ltd.	186,431	595,328
	Integral Diagnostics Ltd.	47,171	130,800
*	Integrated Research Ltd.	34,225	18,314
	InvoCare Ltd.	18,716	160,580
*	ioneer Ltd.	98,102	45,568
	IPH Ltd.	45,859	243,115
	IRESS Ltd.	55,985	430,667
	IVE Group Ltd.	58,367	81,216
	James Hardie Industries PLC	40,756	1,174,924
	James Hardie Industries PLC, Sponsored ADR	1,045	29,981
	JB Hi-Fi Ltd.	43,035	1,593,859
	Johns Lyng Group Ltd.	42,898	268,490
	Jumbo Interactive Ltd.	12,500	151,973
	Jupiter Mines Ltd.	520,847	89,886
*	Karoon Energy Ltd.	210,222	301,899
	Kelly Partners Group Holdings Ltd.	2,739	9,828
#	Kelsian Group Ltd.	22,749	126,039
#*	Kogan.com Ltd.	8,258	22,448
	Lendlease Corp. Ltd.	78,586	673,196
	Lifestyle Communities Ltd.	14,938	157,437
	Link Administration Holdings Ltd.	232,345	822,639
	Lovisa Holdings Ltd.	13,605	155,768
*	Lynas Rare Earths Ltd.	66,222	415,554
	MA Financial Group Ltd.	1,563	7,561
	MACA Ltd.	126,373	71,801
	Macmahon Holdings Ltd.	300,111	35,661
	Macquarie Group Ltd.	13,096	1,885,339
*	Macquarie Telecom Group Ltd.	464	22,786
	Mader Group Ltd.	7,825	16,011
#	Magellan Financial Group Ltd.	20,389	230,661
#*	Mayne Pharma Group Ltd.	699,050	139,687
	McMillan Shakespeare Ltd.	32,345	269,760
	McPherson’s Ltd.	24,606	15,416
	Medibank Pvt Ltd.	510,412	1,146,969
*	Medical Developments International Ltd.	4,261	10,483
	Medusa Mining Ltd.	85,990	51,115
#*	Megaport Ltd.	4,983	29,603

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Mesoblast Ltd.	58,643	$44,073
#*	Metals X Ltd.	194,260	100,485
	Metcash Ltd.	435,967	1,463,529
*	Mincor Resources NL	23,493	41,318
	Mineral Resources Ltd.	53,365	2,168,392
*	MMA Offshore Ltd.	76,024	30,452
#	Monadelphous Group Ltd.	24,054	179,184
	Monash IVF Group Ltd.	164,283	142,749
#	Money3 Corp. Ltd.	71,553	131,491
	Motorcycle Holdings Ltd.	5,493	11,104
	Mount Gibson Iron Ltd.	146,256	71,767
#	Myer Holdings Ltd.	341,996	116,728
	MyState Ltd.	34,765	121,749
#*	Nanosonics Ltd.	7,701	21,280
	National Australia Bank Ltd.	231,851	5,292,851
	Navigator Global Investments Ltd.	51,840	59,246
#	Netwealth Group Ltd.	24,166	218,812
	New Energy Solar	2,210	1,234
#	New Hope Corp. Ltd.	195,956	482,600
	Newcrest Mining Ltd.	77,928	1,465,305
*	NEXTDC Ltd.	44,481	345,344
	nib holdings Ltd.	157,246	782,993
	Nick Scali Ltd.	21,590	154,015
	Nickel Mines Ltd.	141,007	129,240
	Nine Entertainment Co. Holdings Ltd.	489,616	917,679
	Northern Star Resources Ltd.	246,130	1,691,845
	NRW Holdings Ltd.	233,457	318,289
	Nufarm Ltd.	108,559	488,374
	Objective Corp. Ltd.	2,067	24,642
*	OFX Group Ltd.	72,450	130,045
	OM Holdings Ltd.	46,008	28,405
*	Omni Bridgeway Ltd.	56,330	132,346
	oOh!media Ltd.	276,860	303,093
#*	Opthea Ltd.	11,933	8,549
	Orica Ltd.	28,057	322,398
	Origin Energy Ltd.	338,070	1,617,039
	Orora Ltd.	426,136	1,194,175
	OZ Minerals Ltd.	121,849	2,115,047
	Pacific Current Group Ltd.	15,421	80,252
*	Pacific Smiles Group Ltd.	7,482	12,126
	Pact Group Holdings Ltd.	71,659	115,723
*	Paladin Energy Ltd.	239,593	131,854
*	Panoramic Resources Ltd.	449,671	104,974
	Paragon Care Ltd.	7,567	2,184
	Peet Ltd.	131,518	102,975
	Pendal Group Ltd.	74,588	274,583
	PeopleIN Ltd.	5,537	14,715
	Pepper Money Ltd.	14,192	21,901
	Perenti Global Ltd.	298,302	148,215
	Perpetual Ltd.	20,237	465,243
	Perseus Mining Ltd.	459,094	638,842
*	Pilbara Minerals Ltd.	23,287	45,170
	Pinnacle Investment Management Group Ltd.	1,376	8,993
	Platinum Asset Management Ltd.	90,485	118,402
*	Praemium Ltd.	17,729	8,040
	Premier Investments Ltd.	22,231	393,933
#	Pro Medicus Ltd.	13,699	448,008
	Propel Funeral Partners Ltd.	5,838	18,964
	PSC Insurance Group Ltd.	7,415	23,997

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	PWR Holdings Ltd.	20,749	$148,102
*	Qantas Airways Ltd.	42,032	162,866
	QBE Insurance Group Ltd.	185,516	1,600,499
	Qube Holdings Ltd.	310,211	641,036
	Ramelius Resources Ltd.	272,182	289,063
	Ramsay Health Care Ltd.	23,595	1,338,951
	REA Group Ltd.	5,612	502,767
*	ReadyTech Holdings Ltd.	4,593	10,907
	Reckon Ltd.	16,235	9,555
*	Red 5 Ltd.	539,792	155,014
	Reece Ltd.	18,541	225,266
#	Regis Healthcare Ltd.	48,428	71,582
	Regis Resources Ltd.	358,016	524,516
#*	Reject Shop Ltd.	13,887	38,711
	Reliance Worldwide Corp. Ltd.	137,396	377,041
#*	Resolute Mining Ltd.	380,087	93,831
*	Retail Food Group Ltd.	690,216	32,578
	Ridley Corp. Ltd.	99,459	117,958
	Rio Tinto Ltd.	46,356	3,666,939
*	RPMGlobal Holdings Ltd.	22,062	26,351
	Sandfire Resources Ltd.	294,279	1,166,363
	Santos Ltd.	659,287	3,684,142
	SEEK Ltd.	9,669	189,468
	Select Harvests Ltd.	36,814	170,123
	Servcorp Ltd.	11,131	28,251
*	Service Stream Ltd.	239,973	148,077
	Seven Group Holdings Ltd.	32,256	450,033
*	Seven West Media Ltd.	497,856	243,258
	SG Fleet Group Ltd.	29,150	50,426
	Shaver Shop Group Ltd.	23,611	19,104
	Sigma Healthcare Ltd.	462,744	163,198
*	Silver Lake Resources Ltd.	306,707	400,657
	Sims Ltd.	69,596	1,006,281
	SmartGroup Corp. Ltd.	28,813	180,448
	Sonic Healthcare Ltd.	69,624	1,798,124
	South32 Ltd., ADR	8,829	146,473
	South32 Ltd.	554,490	1,846,638
	Southern Cross Media Group Ltd.	113,209	136,830
#*††	Speedcast International Ltd.	165,938	0
	SRG Global Ltd.	103,215	46,676
	St Barbara Ltd.	264,017	246,794
*	Star Entertainment Grp Ltd.	310,025	684,746
	Steadfast Group Ltd.	229,578	831,160
#*	Strike Energy Ltd.	208,215	48,366
	Suncorp Group Ltd.	140,768	1,130,227
	Sunland Group Ltd.	5,329	10,373
	Super Retail Group Ltd.	116,008	858,353
*	Superloop Ltd.	68,327	45,584
	Symbio Holdings Ltd.	9,158	31,442
#*	Syrah Resources Ltd.	138,254	188,317
	Tabcorp Holdings Ltd.	340,266	1,301,252
	Tassal Group Ltd.	105,184	278,897
	Technology One Ltd.	87,429	630,909
	Telstra Corp. Ltd.	411,065	1,166,869
#	TPG Telecom Ltd.	68,642	281,383
	Transurban Group	80,974	813,109
	Treasury Wine Estates Ltd.	98,265	777,441
#*	Tuas Ltd.	91,124	102,974
	United Malt Grp Ltd.	123,108	359,705

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Uniti Group Ltd.	4,357	$15,046
	Virtus Health Ltd.	44,833	258,799
Ω	Viva Energy Group Ltd.	259,641	509,416
#*	Webjet Ltd.	45,166	187,402
	Wesfarmers Ltd.	84,775	2,933,492
*	West African Resources Ltd.	262,510	250,433
*	Western Areas Ltd.	159,163	430,199
	Westgold Resources Ltd.	118,366	136,669
	Westpac Banking Corp.	218,195	3,652,582
	Whitehaven Coal Ltd.	328,931	1,129,564
	WiseTech Global Ltd.	2,252	69,818
	Woodside Petroleum Ltd.	83,948	1,826,380
	Woolworths Group Ltd.	85,461	2,311,981
	Worley Ltd.	86,099	837,314
*	Xero Ltd.	1,328	87,571

TOTAL AUSTRALIA			173,921,881

AUSTRIA — (0.3%)
	Addiko Bank AG	2,554	29,069
	Agrana Beteiligungs AG	5,588	99,111
	ANDRITZ AG	23,896	1,015,845
	AT&S Austria Technologie & Systemtechnik AG	15,848	811,512
Ω	BAWAG Group AG	13,971	663,397
#*	DO & Co. AG	430	37,841
	Erste Group Bank AG	47,727	1,486,016
	EVN AG	13,290	338,314
*	FACC AG	1,947	16,064
*	Flughafen Wien AG	1,332	37,511
	Lenzing AG	3,921	355,983
	Mayr Melnhof Karton AG	2,109	371,114
#	Oesterreichische Post AG	11,224	361,565
	OMV AG	30,893	1,579,177
	Palfinger AG	3,950	100,106
#	POLYTEC Holding AG	4,035	25,704
*	Porr AG	2,886	36,552
#	Raiffeisen Bank International AG	55,975	637,181
#	Rosenbauer International AG	582	22,566
	S IMMO AG	7,826	187,842
*	Schoeller-Bleckmann Oilfield Equipment AG	1,651	94,468
	Semperit AG Holding	1,666	40,292
	Strabag SE	7,579	296,232
	Telekom Austria AG	54,154	386,104
	UBM Development AG	1,357	61,465
	UNIQA Insurance Group AG	47,128	359,306
#	Verbund AG	1,450	154,989
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	462,291
	voestalpine AG	44,027	1,145,709
	Wienerberger AG	31,530	890,024
	Zumtobel Group AG	4,990	36,043

TOTAL AUSTRIA			12,139,393

BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	1,646,380
	Ageas SA	46,157	2,208,685
*	AGFA-Gevaert NV	67,716	271,093
#	Anheuser-Busch InBev SA	69,892	4,021,553
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	62,103
*	Argenx SE	353	101,703

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Atenor	822	$48,710
	Banque Nationale de Belgique	10	17,869
	Barco NV	7,938	178,763
	Bekaert SA	16,807	623,016
#*	bpost SA	33,088	200,480
	Cie d’Entreprises CFE	5,331	696,483
	Deceuninck NV	24,144	67,747
	D’ieteren Group	10,030	1,609,942
	Econocom Group SA/NV	51,414	196,447
#	Elia Group SA	8,138	1,295,393
	Etablissements Franz Colruyt NV	23,970	880,198
#*	Euronav NV	86,442	1,005,577
	EVS Broadcast Equipment SA	5,263	116,666
	Exmar NV	15,568	79,145
	Fagron	22,568	423,326
*	Galapagos NV	8,258	484,853
	Gimv NV	7,130	409,142
*	Greenyard NV	1,785	14,665
	Immobel SA	2,633	189,927
	Ion Beam Applications	5,024	81,969
	Jensen-Group NV	1,808	62,587
	KBC Group NV	29,676	2,018,913
*	Kinepolis Group NV	2,532	140,112
	Lotus Bakeries NV	105	597,406
*	MDxHealth SA	497	405
	Melexis NV	6,483	556,465
#*	Ontex Group NV	27,188	188,369
	Orange Belgium SA	21,127	409,484
*	Picanol	846	60,737
#	Proximus SADP	49,493	865,054
	Recticel SA	25,013	546,539
	Resilux	566	140,431
	Shurgard Self Storage SA	4,868	281,695
	Sipef NV	2,254	153,130
	Solvay SA	20,372	1,915,727
	Telenet Group Holding NV	10,896	324,727
	TER Beke SA	245	27,928
*	Tessenderlo Group SA	13,271	464,598
	UCB SA	12,816	1,456,829
#	Umicore SA	30,376	1,167,758
	Van de Velde NV	1,633	67,123
	VGP NV	2,372	616,949
	Viohalco SA	4,480	19,858

TOTAL BELGIUM			29,014,659

BRAZIL — (1.4%)
*	3R Petroleum Oleo E Gas SA	25,000	233,771
	AES Brasil Energia SA	101,694	227,291
	Aliansce Sonae Shopping Centers SA	23,052	98,382
*	Alliar Medicos A Frente SA	41,200	161,752
	Alupar Investimento SA	39,538	210,168
	Ambev SA, ADR	79,200	230,472
	Ambev SA	47,203	138,632
	Americanas SA	63,981	310,590
*	Anima Holding SA	72,214	81,066
	Arezzo Industria e Comercio SA	3,635	65,782
	Atacadao SA	28,006	116,523
	Auren Energia SA.	69,485	206,040
	B3 SA - Brasil Bolsa Balcao	188,341	506,667

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Banco Bradesco SA	98,197	$296,143
	Banco BTG Pactual SA	54,263	253,427
	Banco do Brasil SA	89,350	600,372
	Banco Inter SA	9,300	9,594
	Banco Santander Brasil SA	32,700	209,999
	BB Seguridade Participacoes SA	51,140	263,047
*	BK Brasil Operacao e Assessoria a Restaurantes SA	75,208	95,836
*	BR Malls Participacoes SA	149,240	286,469
	BR Properties SA	34,800	62,857
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,922	185,091
	Braskem SA, Sponsored ADR	3,700	60,532
*	BRF SA	219,955	604,171
*	C&A Modas Ltda	10,000	8,859
	Camil Alimentos SA	54,757	95,028
	CCR SA	426,387	1,070,290
	Centrais Eletricas Brasileiras SA	28,800	235,808
	Cia Brasileira de Distribuicao	38,160	156,918
	Cia de Locacao das Americas	109,500	521,814
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	431,650
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	62,031
	Cia de Saneamento de Minas Gerais-COPASA	50,202	138,707
	Cia de Saneamento do Parana	85,475	341,800
	Cia de Saneamento do Parana	50,100	39,318
	Cia Energetica de Minas Gerais, Sponsored ADR	10,214	30,948
	Cia Energetica de Minas Gerais	36,101	139,834
	Cia Paranaense de Energia	39,200	51,696
#	Cia Paranaense de Energia, Sponsored ADR	4,800	34,848
	Cia Paranaense de Energia	7,400	53,734
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	118,722
	Cia Siderurgica Nacional SA	244,382	1,041,501
	Cielo SA	443,615	305,078
*	Cogna Educacao	558,156	276,597
	Construtora Tenda SA	25,988	30,593
	Cosan SA	41,298	175,418
	CSU Cardsystem SA	19,900	56,191
	Cury Construtora e Incorporadora SA	18,100	26,835
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	327,958
	Dexco SA	122,824	319,733
	Dimed SA Distribuidora da Medicamentos	12,500	29,253
	Direcional Engenharia SA	30,000	69,782
*	Dommo Energia SA	66,200	23,165
*	EcoRodovias Infraestrutura e Logistica SA	99,303	138,793
	EDP - Energias do Brasil SA	81,688	349,953
*	Embraer SA	288,217	828,399
*	Empreendimentos Pague Menos S/A	23,600	38,761
	Enauta Participacoes SA	50,328	210,109
	Energisa SA	68,004	655,288
*	Eneva SA	125,772	349,031
	Engie Brasil Energia SA	20,282	171,890
	Equatorial Energia SA	275,487	1,428,713
	Even Construtora e Incorporadora SA	38,973	42,174
	Ez Tec Empreendimentos e Participacoes SA	40,156	127,194
	Fleury SA	76,842	224,125
	Fras-Le SA	16,258	36,370
*	Gafisa SA	57,300	18,196
	Gerdau SA, Sponsored ADR	107,036	606,894
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	8,175	5,506
	Grendene SA	50,250	96,049
*	Grupo De Moda Soma SA	37,458	91,524

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Grupo Mateus SA	21,500	$20,570
*	Grupo SBF SA	8,667	42,301
	Guararapes Confeccoes SA	34,800	64,899
Ω	Hapvida Participacoes e Investimentos SA	91,955	163,118
	Helbor Empreendimentos SA	25,913	18,188
*	Hidrovias do Brasil SA	29,900	19,292
	Hypera SA	58,167	440,257
	Industrias Romi SA	21,116	57,147
	Instituto Hermes Pardini SA	29,071	103,255
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,500	19,964
*	International Meal Co. Alimentacao SA, Class A	110,406	55,382
	Iochpe-Maxion SA	37,323	100,631
*	IRB Brasil Resseguros SA	281,637	157,796
	Itau Unibanco Holding SA	17,236	70,005
	JBS SA	259,366	1,985,660
	JHSF Participacoes SA	105,559	140,064
	JSL SA	2,209	3,271
	Kepler Weber SA	7,800	90,338
	Klabin SA	158,286	664,014
	Lavvi Empreendimentos Imobiliarios Ltda	10,500	10,364
	Light SA	77,900	140,707
	Localiza Rent a Car SA	32,540	348,440
	LOG Commercial Properties e Participacoes SA	12,594	60,960
*	Log-in Logistica Intermodal SA	12,494	66,666
	Lojas Renner SA	115,291	553,841
	M Dias Branco SA	19,158	91,722
	Magazine Luiza SA	54,154	53,454
	Mahle-Metal Leve SA	8,968	44,895
	Marcopolo SA	64,000	29,903
	Marfrig Global Foods SA	107,292	406,906
*	Marisa Lojas SA	35,148	16,565
	Melnick Even Desenvolvimento Imobiliario SA	15,200	11,837
	Mills Estruturas e Servicos de Engenharia SA	64,273	96,722
	Minerva SA	79,271	210,526
*	Moura Dubeux Engenharia S/A	17,100	21,237
	Movida Participacoes SA	5,987	21,979
	MRV Engenharia e Participacoes SA	116,035	242,211
	Multiplan Empreendimentos Imobiliarios SA	50,700	252,785
	Natura & Co. Holding SA	110,868	416,880
	Odontoprev SA	121,301	249,033
*	Omega Energia SA	23,536	50,844
*	Petro Rio SA	191,268	1,032,950
	Petroleo Brasileiro SA, Sponsored ADR	42,200	517,794
	Petroleo Brasileiro SA, Sponsored ADR	31,500	427,455
	Petroleo Brasileiro SA	699,723	4,732,802
	Porto Seguro SA	126,386	520,223
	Portobello SA	21,637	39,038
	Positivo Tecnologia SA	15,800	24,959
	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	20,580
	Qualicorp Consultoria e Corretora de Seguros SA	84,681	227,291
	Raia Drogasil SA	157,866	668,319
	Rumo SA	167,614	554,990
	Santos Brasil Participacoes SA	34,681	49,735
	Sao Carlos Empreendimentos e Participacoes SA	9,300	69,224
	Sao Martinho SA	82,184	771,480
#	Sendas Distribuidora SA, ADR	3,044	47,426
	Sendas Distribuidora SA	162,515	502,276
Ω	Ser Educacional SA	27,270	51,628
	SIMPAR SA	25,200	59,484

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sinqia SA	12,443	$46,788
	SLC Agricola SA	41,462	443,721
*	StoneCo Ltd., Class A	37	346
	Sul America SA	144,569	776,657
	Suzano SA	94,065	943,894
#	Suzano SA, Sponsored ADR	1,917	19,363
	SYN prop e tech SA	7,300	8,387
	Tegma Gestao Logistica SA	7,318	20,989
	Telefonica Brasil SA	28,570	307,373
	Telefonica Brasil SA, ADR	3,300	34,980
	Terra Santa Propriedades Agricolas SA	22,933	131,738
	TIM SA	241,221	657,705
	TOTVS SA	50,973	329,616
	Transmissora Alianca de Energia Eletrica SA	65,432	582,065
	Trisul SA	36,232	29,094
	Tupy SA	38,083	157,602
	Ultrapar Participacoes SA	137,606	363,780
	Unipar Carbocloro SA	7,827	145,080
	Usinas Siderurgicas de Minas Gerais SA Usiminas	37,569	79,941
	Vale SA	628,010	10,579,991
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,332	44,343
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,108	14,113
*	Via SA	35,300	21,206
	Vibra Energia SA	305,681	1,305,835
	Vivara Participacoes SA	2,600	13,379
	Vulcabras Azaleia SA	46,000	91,275
	WEG SA	40,068	243,944
	Wiz Solucoes e Corretagem de Seguros SA	29,500	44,692
	YDUQS Participacoes SA	61,154	199,396

TOTAL BRAZIL			52,717,328

CANADA — (7.6%)
*	5N Plus, Inc.	22,100	33,718
	Absolute Software Corp.	11,062	84,817
#	Acadian Timber Corp.	4,133	60,580
*	Aclara Resources, Inc.	13,396	6,152
*	Advantage Energy Ltd.	83,829	700,179
	Aecon Group, Inc.	32,656	380,540
#	Africa Oil Corp.	64,590	132,735
#	AG Growth International, Inc.	2,198	66,540
	AGF Management Ltd., Class B	30,300	166,283
#	Agnico Eagle Mines Ltd.	82,265	4,788,889
*	Aimia, Inc.	28,292	108,354
#*	Air Canada	4,209	73,719
#	AirBoss of America Corp.	9,083	220,031
	Alamos Gold, Inc.,Class A	159,901	1,241,870
*	Alexco Resource Corp.	15,300	16,078
	Algoma Central Corp.	1,200	16,123
#	Algonquin Power & Utilities Corp.	27,618	399,871
	Alimentation Couche-Tard, Inc.	71,248	3,171,816
#	AltaGas Ltd.	83,860	1,917,882
	Altius Minerals Corp.	8,140	135,851
	Altus Group Ltd.	4,925	184,441
*	Americas Gold & Silver Corp.	3,200	2,840
	Amerigo Resources Ltd.	65,100	80,574
	Andlauer Healthcare Group, Inc.	1,771	61,678
	Andrew Peller Ltd., Class A	10,400	54,726
#	ARC Resources Ltd.	269,709	3,739,171

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Argonaut Gold, Inc.	83,845	$140,324
*	Aritzia, Inc.	29,744	1,059,268
	Atco Ltd., Class I	13,642	486,042
*	Athabasca Oil Corp.	187,300	358,664
*	ATS Automation Tooling Systems, Inc.	16,991	495,849
#*	Aurora Cannabis, Inc.	10,233	31,042
*	AutoCanada, Inc.	10,001	232,771
#	B2Gold Corp.	547,268	2,321,730
#	Badger Infrastructure Solutions Ltd.	12,872	298,091
	Bank of Montreal	65,266	6,920,807
	Bank of Nova Scotia	94,722	5,997,797
	Barrick Gold Corp.	133,312	2,980,863
*	Bausch Health Cos., Inc.	33,499	636,561
	BCE, Inc.	6,744	358,556
	Birchcliff Energy Ltd.	116,115	849,633
	Bird Construction, Inc.	14,234	95,291
	Black Diamond Group Ltd.	21,800	74,157
#*	BlackBerry Ltd.	24,028	137,440
	BMTC Group, Inc.	1,900	22,570
#*	Bombardier, Inc., Class A	12,600	14,026
#*	Bombardier, Inc., Class B	325,299	319,057
*	Bonterra Energy Corp.	12,185	111,070
#	Boralex, Inc., Class A	19,162	574,420
#	Boyd Group Services, Inc.	3,474	429,974
	Bridgemarq Real Estate Services	1,900	20,691
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	92	4,608
	Brookfield Asset Management, Inc., Class A	13,319	664,110
#	Brookfield Infrastructure Corp., Class A	14,169	1,005,336
	BRP, Inc.	9,918	803,461
#*	CAE, Inc.	14,078	334,782
	Calian Group Ltd.	1,200	66,247
#	Cameco Corp.	25,865	667,637
	Canaccord Genuity Group, Inc.	23,651	208,038
	Canacol Energy Ltd.	54,484	120,873
#*	Canada Goose Holdings, Inc.	13,227	288,221
	Canadian Imperial Bank of Commerce	53,220	5,883,476
	Canadian National Railway Co.	52,848	6,215,892
	Canadian Natural Resources Ltd.	161,464	9,989,909
	Canadian Pacific Railway Ltd.	49,480	3,622,281
	Canadian Tire Corp. Ltd., Class A	13,547	1,865,988
#	Canadian Utilities Ltd., Class A	14,739	443,094
	Canadian Utilities Ltd., Class B	900	27,897
	Canadian Western Bank	35,424	893,700
*	Canfor Corp.	34,557	658,510
#*	Canfor Pulp Products, Inc.	14,588	64,159
#*	Canopy Growth Corp.	8,400	48,452
#	Capital Power Corp.	27,586	906,613
#*	Capstone Copper Corp.	147,815	673,115
*	Cardinal Energy Ltd.	41,298	220,209
#	Cargojet, Inc.	1,100	128,517
#	Cascades, Inc.	50,702	498,475
	CCL Industries, Inc., Class B	20,600	898,148
*	Celestica, Inc.	40,320	453,019
	Cenovus Energy, Inc.	255,870	4,729,864
	Centerra Gold, Inc.	102,168	945,610
	CES Energy Solutions Corp.	82,567	169,035
*	CGI, Inc.	35,586	2,837,533
	Chesswood Group Ltd.	4,500	47,429
	CI Financial Corp.	62,496	814,859

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Cogeco Communications, Inc.	8,612	$707,248
	Cogeco, Inc.	6,307	375,577
	Colliers International Group, Inc.	4,804	529,770
	Computer Modelling Group Ltd.	29,984	111,333
	Constellation Software, Inc.	1,541	2,425,331
*	Copper Mountain Mining Corp.	54,534	121,833
	Corby Spirit & Wine Ltd.	3,900	58,015
#	Corus Entertainment, Inc., Class B	89,165	292,208
#	Crescent Point Energy Corp.	178,958	1,239,583
*	Crew Energy, Inc.	63,989	251,543
#*	Denison Mines Corp.	169,974	219,637
*	Descartes Systems Group, Inc.	2,799	173,958
	Dexterra Group, Inc.	13,416	73,833
#*	DIRTT Environmental Solutions	6,900	7,788
	Dollarama, Inc.	31,000	1,723,442
#	Doman Building Materials Group Ltd.	31,012	172,363
	Dorel Industries, Inc., Class B	11,212	72,527
	DREAM Unlimited Corp., Class A	20,200	726,455
	Dundee Precious Metals, Inc.	70,644	409,132
	ECN Capital Corp.	115,432	522,955
	E-L Financial Corp. Ltd.	400	275,873
*	Eldorado Gold Corp.	74,926	727,899
#	Element Fleet Management Corp.	215,383	1,923,048
	Emera, Inc.	21,500	1,038,139
	Empire Co. Ltd., Class A	29,805	984,413
	Enbridge, Inc.	91,757	4,004,208
#	Endeavour Mining PLC	64,658	1,582,412
*	Endeavour Silver Corp.	14,200	54,163
	Enerflex Ltd.	41,584	286,797
#*	Energy Fuels, Inc.	30,000	226,054
#	Enerplus Corp.	100,929	1,236,619
	Enghouse Systems Ltd.	14,122	397,173
*	Ensign Energy Services, Inc.	47,242	149,671
*	Equinox Gold Corp.	15,647	111,568
	Equitable Group, Inc.	10,680	479,276
#*	ERO Copper Corp.	15,478	222,534
	Evertz Technologies Ltd.	9,000	98,572
	Exchange Income Corp.	7,900	254,898
	Exco Technologies Ltd.	11,598	77,732
	Extendicare, Inc.	32,374	183,209
	Fairfax Financial Holdings Ltd.	5,655	3,107,224
#	Fiera Capital Corp.	17,500	133,636
	Finning International, Inc.	56,844	1,599,145
	Firm Capital Mortgage Investment Corp.	12,344	127,990
#	First Majestic Silver Corp.	38,684	398,763
#	First National Financial Corp.	5,700	161,152
	First Quantum Minerals Ltd.	75,504	2,164,646
	FirstService Corp.	10,637	1,328,293
#*	Fission Uranium Corp.	126,692	85,799
#	Fortis, Inc.	28,000	1,362,424
#*	Fortuna Silver Mines, Inc.	83,472	291,744
#	Franco-Nevada Corp.	2,794	422,341
#	Freehold Royalties Ltd.	50,998	594,676
*	Frontera Energy Corp.	5,281	56,853
#*	Galiano Gold, Inc.	42,200	19,053
	Gamehost, Inc.	14,487	93,374
*	GDI Integrated Facility Services, Inc.	1,839	62,042
*	Gear Energy Ltd.	22,923	26,587
	George Weston Ltd.	14,524	1,806,893

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	GFL Environmental, Inc.	5,100	$153,663
	Gibson Energy, Inc.	56,959	1,084,511
	Gildan Activewear, Inc.	45,363	1,536,900
	goeasy Ltd.	6,000	538,559
#*	GoldMoney, Inc.	5,600	8,195
*	Gran Tierra Energy, Inc.	171,137	275,759
	Great-West Lifeco, Inc.	27,226	751,091
	Guardian Capital Group Ltd., Class A	8,800	226,807
	Hardwoods Distribution, Inc.	800	20,239
#*	Headwater Exploration, Inc.	6,200	31,998
*	Heroux-Devtek, Inc.	10,900	129,987
	High Liner Foods, Inc.	9,675	89,923
#	HLS Therapeutics, Inc.	2,000	21,329
#	Home Capital Group, Inc.	19,041	474,895
	Hudbay Minerals, Inc.	106,008	679,131
#Ω	Hydro One Ltd.	27,371	739,964
*	i-80 Gold Corp.	31,818	83,468
#	iA Financial Corp., Inc.	36,578	1,912,540
*	IAMGOLD Corp.	194,387	549,274
*	IBI Group, Inc.	5,000	43,981
#	IGM Financial, Inc.	15,996	506,906
*	Imperial Metals Corp.	21,384	61,589
	Imperial Oil Ltd.	35,180	1,768,117
	Information Services Corp.	4,900	82,484
	Innergex Renewable Energy, Inc.	25,029	335,114
	Intact Financial Corp.	14,886	2,082,522
#	Interfor Corp.	36,864	1,050,839
	Intertape Polymer Group, Inc.	18,192	562,902
#*	Invesque, Inc.	10,197	13,256
*	Ivanhoe Mines Ltd., Class A	66,060	529,652
Ω	Jamieson Wellness, Inc.	8,711	219,021
*	Karora Resources, Inc.	3,454	17,745
	K-Bro Linen, Inc.	1,900	46,618
*	Kelt Exploration Ltd.	71,264	367,789
#	Keyera Corp.	49,448	1,226,721
*	Kinaxis, Inc.	138	15,271
#	Kinross Gold Corp.	445,385	2,250,067
*	Knight Therapeutics, Inc.	46,627	193,455
#	KP Tissue, Inc.	2,889	25,120
#	Labrador Iron Ore Royalty Corp.	20,388	551,658
#*	Largo, Inc.	4,970	41,550
#	Lassonde Industries, Inc., Class A	700	74,901
#	Laurentian Bank of Canada	19,430	590,924
	Leon’s Furniture Ltd.	10,815	165,005
	LifeWorks, Inc.	16,211	238,499
#*	Lightspeed Commerce, Inc.	9,700	216,795
	Linamar Corp.	30,632	1,213,215
	Loblaw Cos. Ltd.	19,900	1,820,300
	Logistec Corp., Class B	400	13,694
#*	Lucara Diamond Corp.	157,133	75,836
*	Lundin Gold, Inc.	9,800	78,955
	Lundin Mining Corp.	215,706	1,969,588
	Magellan Aerospace Corp.	7,228	55,139
	Magna International, Inc.	92,780	5,591,783
*	Mainstreet Equity Corp.	1,200	111,813
*	Major Drilling Group International, Inc.	36,771	332,317
	Manulife Financial Corp.	131,840	2,578,532
#	Maple Leaf Foods, Inc.	28,600	629,817
*	Marathon Gold Corp.	25,300	44,903

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Martinrea International, Inc.	58,998	$352,247
	Maverix Metals, Inc.	2,143	9,665
	Medical Facilities Corp.	18,722	144,716
*	MEG Energy Corp.	119,337	1,792,865
	Melcor Developments Ltd.	900	10,810
#	Methanex Corp.	23,553	1,181,295
	Metro, Inc.	24,325	1,336,998
	Morguard Corp.	1,200	117,884
#	MTY Food Group, Inc.	1,360	54,968
#	Mullen Group Ltd.	46,713	446,894
	National Bank of Canada	66,531	4,646,527
	Neo Performance Materials, Inc.	2,000	20,099
*	New Gold, Inc.	258,942	376,929
#	NFI Group, Inc.	7,211	66,180
	North American Construction Group Ltd.	19,257	242,090
#	North West Co., Inc.	18,436	514,196
	Northland Power, Inc.	54,356	1,640,433
	Nutrien Ltd.	41,688	4,095,941
*	NuVista Energy Ltd.	62,611	534,166
*	OceanaGold Corp.	290,546	723,736
	Onex Corp.	22,853	1,373,155
	Open Text Corp.	36,910	1,478,242
#*	Organigram Holdings, Inc.	10,702	15,090
#	Osisko Gold Royalties Ltd.	35,108	432,069
#*	Osisko Mining, Inc.	46,475	146,518
#	Pan American Silver Corp.	50,999	1,264,190
	Paramount Resources Ltd., Class A	29,332	709,177
	Parex Resources, Inc.	69,096	1,346,798
	Park Lawn Corp.	11,120	294,133
#	Parkland Corp.	49,350	1,401,768
	Pason Systems, Inc.	16,655	210,157
	Pembina Pipeline Corp.	42,603	1,612,081
#	Peyto Exploration & Development Corp.	70,023	713,503
	PHX Energy Services Corp.	16,900	91,561
*	Pine Cliff Energy Ltd.	37,500	44,954
	Pizza Pizza Royalty Corp.	11,300	119,012
*	Points.com, Inc.	800	12,808
	Polaris Infrastructure, Inc.	7,100	103,849
	Pollard Banknote Ltd.	3,783	63,548
#	PrairieSky Royalty Ltd.	74,675	1,024,809
*	Precision Drilling Corp.	6,009	432,762
#	Premium Brands Holdings Corp.	8,728	712,562
	Primo Water Corp.	19,458	284,603
	Primo Water Corp.	29,385	430,196
	Quarterhill, Inc.	54,482	94,998
#	Quebecor, Inc., Class B	29,177	686,584
*	Real Matters, Inc.	20,018	71,056
*	Recipe Unlimited Corp.	3,272	36,498
#	Restaurant Brands International, Inc.	31,229	1,783,675
#*	RF Capital Group, Inc.	1,520	18,843
	Richelieu Hardware Ltd.	14,400	408,802
	Ritchie Bros Auctioneers, Inc.	19,289	1,062,592
	Rogers Communications, Inc.,Class B	42,723	2,326,934
#	Rogers Sugar, Inc.	38,387	182,575
#	Royal Bank of Canada	206,384	20,847,742
	Russel Metals, Inc.	21,780	580,506
*	Sabina Gold & Silver Corp.	83,900	86,209
	Sandstorm Gold Ltd.	27,208	202,474
	Saputo, Inc.	23,603	504,525

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Savaria Corp.	4,000	$47,764
#*	Seabridge Gold, Inc.	3,600	63,641
	Secure Energy Services, Inc.	66,658	341,942
	Shaw Communications, Inc.,Class B	94,897	2,826,137
*	ShawCor Ltd.	32,243	121,980
*	Shopify, Inc., Class A.	685	292,372
#	Sienna Senior Living, Inc.	21,296	230,258
#*,*	Sierra Wireless, Inc.	12,931	203,277
Ω	Sleep Country Canada Holdings, Inc.	15,500	301,156
#	SNC-Lavalin Group, Inc.	42,949	955,165
*Ω	Spin Master Corp.	10,205	367,083
	Sprott, Inc.	2,789	128,438
	SSR Mining, Inc.	93,055	2,047,043
	Stantec, Inc.	18,296	839,690
	Stelco Holdings, Inc.	5,625	205,314
	Stella-Jones, Inc.	15,785	436,202
	Sun Life Financial, Inc.	37,134	1,847,417
	Suncor Energy, Inc.	194,638	6,995,504
	Sundial Growers, Inc.	56,180	26,371
#*	SunOpta, Inc.	11,062	60,965
#	Superior Plus Corp.	64,748	571,046
*	Surge Energy, Inc.	5,385	41,251
	Tamarack Valley Energy Ltd.	101,513	397,470
#*	Taseko Mines Ltd.	90,127	174,691
	TC Energy Corp.	27,158	1,436,576
	Teck Resources Ltd., Class A	300	12,961
	Teck Resources Ltd.,Class B	104,769	4,133,868
	TELUS Corp.	7,002	175,179
*	TeraGo, Inc.	1,400	5,950
	TFI International, Inc.	17,519	1,409,266
	Thomson Reuters Corp.	8,859	885,546
	Tidewater Midstream & Infrastructure Ltd.	119,343	117,053
	Timbercreek Financial Corp.	29,944	212,346
	TMX Group Ltd.	7,575	771,209
*	Torex Gold Resources, Inc.	36,072	403,780
#	Toromont Industries Ltd.	21,373	1,881,503
	Toronto-Dominion Bank	98,869	7,142,199
*	Total Energy Services, Inc.	20,525	128,935
#*	Touchstone Exploration, Inc.	17,050	19,112
	Tourmaline Oil Corp.	108,339	5,579,503
	TransAlta Corp.	165,881	1,779,349
	TransAlta Renewables, Inc.	24,408	338,575
#	Transcontinental, Inc., Class A	48,608	608,428
	TransGlobe Energy Corp.	3,700	16,169
*	Trevali Mining Corp.	21,856	17,353
*	Trican Well Service Ltd.	141,920	494,922
	Tricon Residential, Inc.	41,947	607,009
*	Trisura Group Ltd.	4,040	97,682
*	Turquoise Hill Resources Ltd.	6,796	185,425
*	Uni-Select, Inc.	16,616	390,356
	Vermilion Energy, Inc.	58,946	1,148,424
	VersaBank	2,000	20,270
*	Viemed Healthcare, Inc.	2,028	10,099
*	Village Farms International, Inc.	3,103	13,374
	Wajax Corp.	14,444	218,124
	Waste Connections, Inc.	5,006	690,634
*	Wesdome Gold Mines Ltd.	50,400	514,338
	West Fraser Timber Co. Ltd.	27,278	2,396,941
#	Western Forest Products, Inc.	171,285	274,664

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Westshore Terminals Investment Corp.	21,232	$569,040
#	Wheaton Precious Metals Corp.	8,399	376,779
#	Whitecap Resources, Inc.	222,473	1,823,560
#*	WildBrain Ltd.	32,791	71,726
#	Winpak Ltd.	10,327	341,567
	WSP Global, Inc.	9,965	1,162,150
	Yamana Gold, Inc.	352,832	1,947,251
#*	Yangarra Resources Ltd.	39,182	92,720
	Yellow Pages Ltd.	7,290	78,708

TOTAL CANADA			287,128,296

CHILE — (0.1%)
	Aguas Andinas SA, Class A	419,596	73,807
	Banco de Chile	213,351	21,304
	Banco de Chile, ADR	4,715	94,674
	Banco de Credito e Inversiones SA	5,499	170,175
	Banco Santander Chile, ADR	4,829	93,876
	Besalco SA	160,822	45,627
	CAP SA	23,985	297,492
	Cencosud SA	305,318	488,718
	Cencosud Shopping SA	53,838	54,617
	Cia Cervecerias Unidas SA	1,141	7,627
	Cia Sud Americana de Vapores SA	6,550,063	740,450
	Colbun SA	1,072,013	76,596
	Embotelladora Andina SA, ADR, Class B	1,917	20,531
	Empresa Nacional de Telecomunicaciones SA	62,609	228,701
	Empresas CMPC SA	200,384	298,663
	Empresas COPEC SA	25,530	187,712
	Empresas Hites SA	18,149	2,703
	Enel Americas SA, ADR	52,803	280,912
	Enel Americas SA	1,224,078	128,184
	Enel Chile SA	1,250,267	32,974
	Engie Energia Chile SA	105,813	48,392
	Falabella SA	37,462	105,213
	Forus SA	8,525	10,097
	Grupo Security SA	553,553	71,729
	Hortifrut SA	23,722	23,116
	Inversiones Aguas Metropolitanas SA	206,127	80,978
	Inversiones La Construccion SA	13,361	54,211
	Itau CorpBanca Chile SA	40,249,941	82,127
	Itau CorpBanca Chile SA, ADR	1,709	5,161
*	Multiexport Foods SA	25,298	9,196
	Parque Arauco SA	94,350	79,219
	PAZ Corp. SA	29,524	10,248
	Plaza SA	38,168	35,422
	Ripley Corp. SA	328,431	51,223
	Salfacorp SA	149,065	45,449
	Sigdo Koppers SA	12,552	10,892
	SMU SA	485,880	46,095
	Sociedad Matriz SAAM SA	1,440,321	89,518
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,175	529,515
	SONDA SA	190,611	65,045
	Vina Concha y Toro SA	73,365	107,540

TOTAL CHILE			4,905,729

CHINA — (8.5%)
*	21Vianet Group, Inc., ADR	32,709	195,273
	360 DigiTech, Inc., ADR	27,625	398,629

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	360 Security Technology, Inc., Class A	59,000	$72,677
*	361 Degrees International Ltd.	364,000	187,753
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	37,100	134,358
#*Ω	3SBio, Inc.	439,500	310,064
#*	51job, Inc., ADR	5,395	328,286
	5I5J Holding Group Co. Ltd., Class A	67,400	29,173
#	AAC Technologies Holdings, Inc.	282,000	658,691
Ω	AAG Energy Holdings Ltd.	70,000	13,277
	Accelink Technologies Co. Ltd., Class A	10,710	24,330
	ADAMA Ltd., Class A	18,100	26,085
	Addsino Co. Ltd., Class A	23,600	32,026
	Advanced Technology & Materials Co. Ltd., Class A	24,500	25,668
	AECC Aero-Engine Control Co. Ltd., Class A	18,600	67,025
	AECC Aviation Power Co. Ltd., Class A	16,200	92,238
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	17,000	19,880
*	Aesthetic Medical International Holdings Group Ltd., ADR	2,400	3,600
#	Agile Group Holdings Ltd.	954,000	456,861
	Agricultural Bank of China Ltd., Class H	3,201,000	1,200,573
	Aier Eye Hospital Group Co. Ltd., Class A	12,823	69,209
*	Air China Ltd., Class H	538,000	362,635
	Aisino Corp., Class A	40,611	62,358
	Ajisen China Holdings Ltd.	255,000	36,124
Ω	Ak Medical Holdings Ltd.	172,000	93,130
	AKM Industrial Co. Ltd.	100,000	22,809
*	Alibaba Group Holding Ltd., Sponsored ADR	44,024	4,274,290
*	Alibaba Group Holding Ltd.	133,700	1,630,829
*	Alibaba Health Information Technology Ltd.	222,000	125,080
*	Alibaba Pictures Group Ltd.	4,510,000	380,542
Ω	A-Living Smart City Services Co. Ltd.	222,500	351,900
	All Winner Technology Co. Ltd., Class A	7,600	20,837
	Allmed Medical Products Co. Ltd., Class A	9,000	14,653
*	Alpha Group, Class A	43,800	24,511
*	Aluminum Corp. of China Ltd., Class H	1,192,000	546,627
*	Amlogic Shanghai Co. Ltd., Class A	1,156	18,792
	Amoy Diagnostics Co. Ltd., Class A	3,400	23,457
	Angang Steel Co. Ltd., Class H	696,800	304,802
	Angel Yeast Co. Ltd., Class A	8,672	50,324
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	44,682
	Anhui Conch Cement Co. Ltd., Class H	352,500	1,915,496
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	58,835
	Anhui Expressway Co. Ltd., Class H	114,000	100,474
	Anhui Guangxin Agrochemical Co. Ltd., Class A	14,100	75,991
	Anhui Gujing Distillery Co. Ltd., Class A	2,016	59,405
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	34,079
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	9,800	53,585
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	41,125
	Anhui Jinhe Industrial Co. Ltd., Class A	10,500	60,083
	Anhui Korrun Co. Ltd., Class A	2,300	5,072
	Anhui Kouzi Distillery Co. Ltd., Class A	6,400	49,459
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	19,122	16,612
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	12,217
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	10,000	18,219
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	38,050
	Anhui Xinhua Media Co. Ltd., Class A	19,800	14,174
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	60,614
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,000	42,581
††	Animal Health Holdings, Inc.	42,000	502
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	522	19,345
	Anjoy Foods Group Co. Ltd., Class A	2,600	50,890

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anker Innovations Technology Co. Ltd., Class A	2,100	$17,989
	ANTA Sports Products Ltd.	169,000	1,942,230
*	Anton Oilfield Services Group	980,000	53,774
	Aoshikang Technology Co. Ltd., Class A	4,600	42,255
*††	Aowei Holdings Ltd.	114,000	2,888
	Aoyuan Healthy Life Group Co. Ltd.	14,000	3,318
	Apeloa Pharmaceutical Co. Ltd., Class A	16,800	47,325
	APT Satellite Holdings Ltd.	134,750	40,081
*Ω	Ascletis Pharma, Inc.	139,000	74,496
	Asia Cement China Holdings Corp.	255,500	164,802
Ω	AsiaInfo Technologies Ltd.	56,000	94,413
	Asymchem Laboratories Tianjin Co. Ltd., Class A	800	32,180
	Autel Intelligent Technology Corp. Ltd., Class A	6,695	28,460
	Autobio Diagnostics Co. Ltd., Class A	10,420	72,076
	Avary Holding Shenzhen Co. Ltd., Class A	18,000	79,741
	AVIC Electromechanical Systems Co. Ltd., Class A	37,700	56,256
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	63,347
	AviChina Industry & Technology Co. Ltd., Class H	779,000	422,655
	AVICOPTER PLC, Class A	4,300	27,670
	Bafang Electric Suzhou Co. Ltd., Class A	2,000	46,593
Ω	BAIC Motor Corp. Ltd., Class H	710,500	221,876
*	Baidu, Inc., Sponsored ADR	26,492	3,289,512
*	Baidu, Inc., Class A	23,850	380,257
Ω	BAIOO Family Interactive Ltd.	416,000	24,406
	Bank of Beijing Co. Ltd., Class A	130,000	89,869
	Bank of Changsha Co. Ltd., Class A	60,500	67,918
	Bank of Chengdu Co. Ltd., Class A	98,400	249,203
	Bank of China Ltd., Class H	6,545,000	2,568,143
	Bank of Chongqing Co. Ltd., Class H	235,000	133,052
	Bank of Communications Co. Ltd., Class H	1,439,000	1,001,384
	Bank of Guiyang Co. Ltd., Class A	89,300	83,028
	Bank of Hangzhou Co. Ltd., Class A	83,100	191,420
	Bank of Jiangsu Co. Ltd., Class A	192,400	212,555
	Bank of Nanjing Co. Ltd., Class A	236,600	414,213
	Bank of Ningbo Co. Ltd., Class A	74,470	406,808
	Bank of Shanghai Co. Ltd., Class A	89,793	88,160
	Bank of Suzhou Co. Ltd., Class A	99,159	108,077
*	Bank of Tianjin Co. Ltd., Class H	42,500	11,011
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	189,969	36,922
	Baoshan Iron & Steel Co. Ltd., Class A	158,500	154,250
	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	21,573
*	Baoye Group Co. Ltd., Class H	78,000	39,240
*	Baozun, Inc., Sponsored ADR	10,967	83,788
*	Baozun, Inc., Class A	21,700	54,585
	BBMG Corp., Class H	767,000	125,497
	Bear Electric Appliance Co. Ltd., Class A	2,000	14,487
	Befar Group Co. Ltd., Class A	48,200	38,759
	Beibuwan Port Co. Ltd., Class A	26,100	29,580
*	BeiGene Ltd.	24,200	303,474
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	10,600	14,952
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	4,600	47,893
	Beijing Capital Development Co. Ltd., Class A	50,627	43,650
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	73,865
*	Beijing Capital International Airport Co. Ltd., Class H	786,000	429,397
	Beijing Career International Co. Ltd., Class A	1,700	12,102
	Beijing Certificate Authority Co. Ltd., Class A	3,300	16,514
*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	22,500	26,278
	Beijing Ctrowell Technology Corp. Ltd., Class A	13,800	15,589
	Beijing Dabeinong Technology Group Co. Ltd., Class A	40,600	43,903

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Dahao Technology Corp. Ltd., Class A	9,200	$24,054
	Beijing Easpring Material Technology Co. Ltd., Class A	3,600	36,075
	Beijing E-Hualu Information Technology Co. Ltd., Class A	6,300	13,871
#*	Beijing Energy International Holding Co. Ltd.	1,960,000	64,639
	Beijing Enlight Media Co. Ltd., Class A	24,998	27,397
*	Beijing Enterprises Clean Energy Group Ltd.	9,445,714	89,962
	Beijing Enterprises Holdings Ltd.	196,000	662,606
*	Beijing Enterprises Urban Resources Group Ltd.	316,000	31,974
	Beijing Enterprises Water Group Ltd.	1,844,000	596,511
*††	Beijing Gas Blue Sky Holdings Ltd.	2,136,000	5,934
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,390	28,967
*	Beijing Health Holdings Ltd.	1,836,000	18,824
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	516	25,046
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	50,962
	Beijing Jingneng Clean Energy Co. Ltd., Class H	466,000	118,742
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	6,016
	Beijing Kingsoft Office Software, Inc., Class A	641	18,214
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	2,500	9,201
	Beijing New Building Materials PLC, Class A	31,575	138,160
	Beijing North Star Co. Ltd., Class H	286,000	38,649
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	21,448
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	34,532
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	110,949
	Beijing Originwater Technology Co. Ltd., Class A	77,800	54,957
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	14,704
	Beijing Roborock Technology Co. Ltd., Class A	573	49,666
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	58,600	36,825
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	7,500	17,509
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,800	20,954
	Beijing Shiji Information Technology Co. Ltd., Class A	13,300	36,058
	Beijing Shougang Co. Ltd., Class A	79,700	57,366
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,200	34,550
	Beijing Sinnet Technology Co. Ltd., Class A	35,300	51,318
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	38,160
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	20,194
	Beijing SuperMap Software Co. Ltd., Class A	6,600	16,513
	Beijing Thunisoft Corp. Ltd., Class A	19,159	19,639
	Beijing Tiantan Biological Products Corp. Ltd., Class A	12,900	38,327
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	69,000	99,544
	Beijing Tongrentang Co. Ltd., Class A	12,346	68,023
	Beijing Tongtech Co. Ltd., Class A	4,100	9,517
*	Beijing Ultrapower Software Co. Ltd., Class A	22,000	12,446
	Beijing United Information Technology Co. Ltd., Class A	1,900	27,651
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	25,212
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	15,405
	Beijing Yanjing Brewery Co. Ltd., Class A	70,400	72,854
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,000	35,426
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	30,644
*	Berry Genomics Co. Ltd., Class A	6,400	12,489
	Best Pacific International Holdings Ltd.	180,000	50,068
	Bestsun Energy Co. Ltd., Class A	42,700	28,130
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,900	50,820
	Better Life Commercial Chain Share Co. Ltd., Class A	22,300	29,868
	BGI Genomics Co. Ltd., Class A	3,300	31,411
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	39,570
	BII Railway Transportation Technology Holdings Co. Ltd.	104,000	5,176
*	Bilibili, Inc., Class Z	19,180	467,011

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Binjiang Service Group Co. Ltd.	23,500	$67,451
	Black Peony Group Co. Ltd., Class A	20,300	27,360
	Blue Sail Medical Co. Ltd., Class A	35,300	47,520
*	Bluedon Information Security Technology Co. Ltd., Class A	41,200	9,858
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	57,800	49,884
Ω	BOC Aviation Ltd.	83,000	651,083
	BOC International China Co. Ltd., Class A	28,400	53,330
	BOE Technology Group Co. Ltd., Class A	316,800	181,516
	BOE Varitronix Ltd.	270,000	305,918
*	Bohai Leasing Co. Ltd., Class A	144,400	45,207
#	Bosideng International Holdings Ltd.	1,184,000	590,545
	Boya Bio-pharmaceutical Group Co. Ltd., Class A	8,500	35,674
	Bright Dairy & Food Co. Ltd., Class A	22,800	37,977
	Bright Real Estate Group Co. Ltd., Class A	44,700	18,622
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	11,212
*	Brilliance China Automotive Holdings Ltd.	1,032,000	363,780
	B-Soft Co. Ltd., Class A	20,455	18,536
*	BTG Hotels Group Co. Ltd., Class A	21,200	75,162
	BYD Co. Ltd., Class H	36,000	1,047,662
	BYD Electronic International Co. Ltd.	453,500	903,984
	By-health Co. Ltd., Class A	22,300	67,562
#	C C Land Holdings Ltd.	758,499	192,521
	C&D International Investment Group Ltd.	45,000	110,442
*	C&D Property Management Group Co. Ltd.	19,000	9,145
	C&S Paper Co. Ltd., Class A	29,600	46,947
	Cabbeen Fashion Ltd.	101,000	34,030
	Caitong Securities Co. Ltd., Class A	46,670	50,017
	Camel Group Co. Ltd., Class A	41,308	51,722
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	30,400	20,630
	Canny Elevator Co. Ltd., Class A	13,800	14,768
#*Ω	CanSino Biologics, Inc., Class H	7,200	76,399
	Canvest Environmental Protection Group Co. Ltd.	166,000	69,708
*	Capital Environment Holdings Ltd.	1,420,000	29,203
	Carrianna Group Holdings Co. Ltd.	214,000	13,606
	Castech, Inc., Class A	7,500	14,039
	CCS Supply Chain Management Co. Ltd., Class A	10,500	13,227
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	18,700	17,942
	CECEP Solar Energy Co. Ltd., Class A	68,300	68,738
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	17,971
	CECEP Wind-Power Corp., Class A	92,400	55,916
	Central China Management Co. Ltd.	355,000	55,601
	Central China New Life Ltd.	63,000	32,220
	Central China Real Estate Ltd.	355,000	30,515
	Central China Securities Co. Ltd., Class H	361,000	58,525
	CETC Digital Technology Co. Ltd., Class A	10,600	33,743
#	CGN Mining Co. Ltd.	475,000	46,328
	CGN New Energy Holdings Co. Ltd.	866,000	378,970
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	28,466
Ω	CGN Power Co. Ltd., Class H	841,000	236,324
	Chacha Food Co. Ltd., Class A	6,900	55,384
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	18,029
	Changchun High & New Technology Industry Group, Inc., Class A	5,300	125,412
	Changjiang Securities Co. Ltd., Class A	53,700	44,829
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	6,000	7,560
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	11,300	13,745
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	23,157
	Chaowei Power Holdings Ltd.	302,000	64,657
	Chaozhou Three-Circle Group Co. Ltd., Class A	23,500	101,561
*	Cheetah Mobile, Inc., ADR	20,368	16,294

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	ChemPartner PharmaTech Co. Ltd., Class A	9,500	$13,387
*	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	21,190
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	31,200
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	16,354
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	22,027
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	3,300	4,508
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	21,493
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,700	30,172
	Chengdu Leejun Industrial Co. Ltd., Class A	14,000	12,989
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	47,822
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	25,234
	Chengtun Mining Group Co. Ltd., Class A	36,600	38,288
*	Chengzhi Co. Ltd., Class A	20,300	29,001
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	32,657	90,704
*	Chiho Environmental Group Ltd.	68,000	8,870
	China Aerospace International Holdings Ltd.	690,000	41,758
#	China Aircraft Leasing Group Holdings Ltd.	85,000	57,113
	China Baoan Group Co. Ltd., Class A	48,800	65,890
	China BlueChemical Ltd., Class H	924,000	317,625
#Ω	China Bohai Bank Co. Ltd., Class H	126,000	20,609
#*	China Boton Group Co. Ltd.	130,000	48,903
*	China CAMC Engineering Co. Ltd., Class A	30,400	39,503
	China Chengtong Development Group Ltd.	788,000	15,488
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	507,055
	China CITIC Bank Corp. Ltd., Class H	1,089,000	553,484
	China Coal Energy Co. Ltd., Class H	804,000	676,860
††	China Common Rich Renewable Energy Investments Ltd.	190,000	22,700
	China Communications Services Corp. Ltd., Class H	916,000	417,183
*	China Conch Environment Protection Holdings Ltd.	428,000	366,530
	China Conch Venture Holdings Ltd.	428,000	1,111,418
	China Construction Bank Corp., Class H	10,898,000	7,763,724
	China CSSC Holdings Ltd., Class A	14,000	33,127
*	China CYTS Tours Holding Co. Ltd., Class A	8,700	13,505
	China Datang Corp. Renewable Power Co. Ltd., Class H	432,000	163,300
*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	13,058
	China Design Group Co. Ltd., Class A	19,400	24,701
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	326,000	45,361
#*	China Dili Group	715,599	170,426
*	China Display Optoelectronics Technology Holdings Ltd.	400,000	21,249
	China Dongxiang Group Co. Ltd.	1,499,000	85,428
Ω	China East Education Holdings Ltd.	169,000	86,022
*	China Eastern Airlines Corp. Ltd., ADR	1,000	16,800
#*	China Eastern Airlines Corp. Ltd., Class H	736,000	247,848
#	China Education Group Holdings Ltd.	169,000	144,028
*	China Electronics Huada Technology Co. Ltd.	276,000	18,574
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	46,953
*	China Energy Engineering Corp.Ltd.	439,823	160,194
	China Energy Engineering Corp. Ltd., Class H	726,000	99,530
	China Enterprise Co. Ltd., Class A	69,300	39,570
	China Everbright Bank Co. Ltd., Class H	849,000	307,565
	China Everbright Environment Group Ltd.	920,111	540,080
Ω	China Everbright Greentech Ltd.	282,000	72,744
	China Everbright Ltd.	398,000	381,382
	China Everbright Water Ltd.	52,712	11,183
	China Express Airlines Co. Ltd., Class A	27,300	42,379
Ω	China Feihe Ltd.	847,000	805,300
*	China Film Co. Ltd., Class A	31,441	48,516
*††	China Financial Services Holdings Ltd.	19,600	796
	China Foods Ltd.	576,000	205,752

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Galaxy Securities Co. Ltd., Class H	954,500	$519,174
	China Gas Holdings Ltd.	1,060,200	1,292,349
#	China Glass Holdings Ltd.	312,000	53,332
	China Gold International Resources Corp. Ltd.	94,140	351,747
*	China Grand Automotive Services Group Co. Ltd., Class A	77,200	25,742
	China Great Wall Securities Co. Ltd., Class A	28,400	35,186
	China Greatwall Technology Group Co. Ltd., Class A	44,100	59,885
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	2,111
	China Hanking Holdings Ltd.	274,000	50,003
	China Harmony Auto Holding Ltd.	382,500	179,031
	China Harzone Industry Corp. Ltd., Class A	14,500	15,051
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	30,477
#*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	93,234
	China Hongqiao Group Ltd.	846,000	1,052,618
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	3,800,000	173,752
††	China Huiyuan Juice Group Ltd.	324,500	14,498
Ω	China International Capital Corp. Ltd., Class H	302,400	606,122
	China International Marine Containers Group Co. Ltd., Class H	217,800	299,552
#	China Isotope & Radiation Corp.	8,000	19,662
	China Jinmao Holdings Group Ltd.	1,994,000	655,338
	China Jushi Co. Ltd., Class A	66,065	156,362
	China Kepei Education Group Ltd.	110,000	30,545
	China Kings Resources Group Co. Ltd., Class A	8,381	30,401
	China Lesso Group Holdings Ltd.	742,000	927,894
	China Life Insurance Co. Ltd., ADR	7,800	55,926
	China Life Insurance Co. Ltd., Class H	495,000	719,320
	China Lilang Ltd.	281,000	135,760
*Ω	China Literature Ltd.	84,800	356,340
	China Longyuan Power Group Corp. Ltd., Class H	363,000	700,159
*	China Maple Leaf Educational Systems Ltd.	350,000	15,570
	China Medical System Holdings Ltd.	746,000	1,068,083
	China Meheco Co. Ltd., Class A	29,100	92,984
	China Meidong Auto Holdings Ltd.	226,000	743,851
	China Mengniu Dairy Co. Ltd.	481,000	2,595,966
	China Merchants Bank Co. Ltd., Class H	620,500	3,739,905
	China Merchants Energy Shipping Co. Ltd., Class A	87,720	67,695
	China Merchants Land Ltd.	654,000	61,904
	China Merchants Port Holdings Co. Ltd.	546,675	954,383
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	63,758
Ω	China Merchants Securities Co. Ltd., Class H	51,220	52,976
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	58,694
	China Minmetals Rare Earth Co. Ltd., Class A	2,900	10,104
	China Minsheng Banking Corp. Ltd., Class H	958,900	363,608
#	China Modern Dairy Holdings Ltd.	922,000	134,172
	China Molybdenum Co. Ltd., Class H	738,000	367,006
	China National Accord Medicines Corp. Ltd., Class A	10,100	43,750
	China National Building Material Co. Ltd., Class H	1,810,350	2,409,235
	China National Medicines Corp. Ltd., Class A	23,300	103,832
	China National Nuclear Power Co. Ltd., Class A	285,772	306,337
Ω	China New Higher Education Group Ltd.	196,000	68,679
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	57,900	35,932
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	99,256
*	China Oceanwide Holdings Ltd.	332,000	1,727
*	China Oil & Gas Group Ltd.	2,268,000	113,183
	China Oilfield Services Ltd., Class H	684,000	700,251
	China Oriental Group Co. Ltd.	540,000	142,865
	China Overseas Grand Oceans Group Ltd.	774,000	450,535
	China Overseas Land & Investment Ltd.	1,374,000	4,244,668

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Overseas Property Holdings Ltd.	665,000	$787,165
	China Pacific Insurance Group Co. Ltd., Class H	814,800	1,806,389
	China Petroleum & Chemical Corp., ADR	510	24,837
	China Petroleum & Chemical Corp., Class H	2,528,000	1,237,384
	China Pioneer Pharma Holdings Ltd.	237,000	73,498
	China Power International Development Ltd.	1,000,999	483,999
*††	China Properties Group Ltd.	81,000	803
	China Publishing & Media Co. Ltd., Class A	24,900	16,962
	China Railway Group Ltd., Class H	995,000	696,861
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	41,482
Ω	China Railway Signal & Communication Corp. Ltd., Class H	549,000	184,122
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	25,893
*	China Rare Earth Holdings Ltd.	768,399	60,060
	China Reinsurance Group Corp., Class H	2,090,000	182,225
Ω	China Renaissance Holdings Ltd.	28,000	35,254
	China Resources Beer Holdings Co. Ltd.	189,807	1,114,896
	China Resources Cement Holdings Ltd.	1,088,000	902,753
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	29,700	134,553
	China Resources Gas Group Ltd.	400,000	1,502,955
	China Resources Land Ltd.	1,014,000	4,528,739
	China Resources Medical Holdings Co. Ltd.	337,000	187,000
	China Resources Microelectronics Ltd., Class A	3,619	26,402
Ω	China Resources Pharmaceutical Group Ltd.	574,500	302,749
	China Resources Power Holdings Co. Ltd.	344,690	648,131
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	25,580	142,811
	China Risun Group Ltd.	280,000	140,967
	China Sanjiang Fine Chemicals Co. Ltd.	461,000	93,100
	China SCE Group Holdings Ltd.	1,173,000	209,880
	China Science Publishing & Media Ltd., Class A	10,400	11,382
#*	China Shanshui Cement Group Ltd.	204,000	59,726
#*Ω	China Shengmu Organic Milk Ltd.	1,189,000	54,303
	China Shenhua Energy Co. Ltd., Class H	1,060,500	3,388,143
	China Shineway Pharmaceutical Group Ltd.	147,000	120,095
#	China Shuifa Singyes Energy Holdings Ltd.	342,000	46,248
*	China Silver Group Ltd.	554,000	38,665
	China South City Holdings Ltd.	1,410,000	132,974
	China South Publishing & Media Group Co. Ltd., Class A	45,700	66,503
*	China Southern Airlines Co. Ltd., Sponsored ADR	2,392	64,656
*	China Southern Airlines Co. Ltd., Class H	850,000	474,714
	China Starch Holdings Ltd.	410,000	10,639
	China State Construction Engineering Corp. Ltd., Class A	270,029	256,385
	China State Construction International Holdings Ltd.	114,000	147,133
*	China Sunshine Paper Holdings Co. Ltd.	260,000	71,184
	China Suntien Green Energy Corp. Ltd., Class H	395,000	222,985
	China Taiping Insurance Holdings Co. Ltd.	613,000	700,822
	China Testing & Certification International Group Co. Ltd., Class A	11,620	21,513
*	China Tianbao Group Development Co. Ltd.	46,000	19,498
*	China Tianrui Group Cement Co. Ltd.	28,000	20,943
*	China Tianying, Inc., Class A	79,700	51,166
	China Tourism Group Duty Free Corp. Ltd., Class A	4,200	114,306
Ω	China Tower Corp. Ltd., Class H	12,556,000	1,465,401
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,066,000	519,378
	China TransInfo Technology Co. Ltd., Class A	42,800	55,158
*	China Travel International Investment Hong Kong Ltd.	966,000	174,282
*	China Tungsten & Hightech Materials Co. Ltd., Class A	10,500	15,565
	China Vanke Co. Ltd., Class H	456,884	1,077,332
Ω	China Vast Industrial Urban Development Co. Ltd.	191,000	45,725
*	China Vered Financial Holding Corp. Ltd.	2,070,000	15,036
	China Water Affairs Group Ltd.	244,000	267,894

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China West Construction Group Co. Ltd., Class A	32,100	$38,253
*††	China Wood Optimization Holding Ltd.	56,000	1,205
	China World Trade Center Co. Ltd., Class A	11,800	25,438
Ω	China Xinhua Education Group Ltd.	71,000	12,911
	China XLX Fertiliser Ltd.	218,000	187,067
	China Yangtze Power Co. Ltd., Class A	66,200	227,553
	China Yongda Automobiles Services Holdings Ltd.	332,000	307,856
Ω	China Yuhua Education Corp. Ltd.	338,000	58,821
*	China Yurun Food Group Ltd.	400,000	27,939
*	China ZhengTong Auto Services Holdings Ltd.	650,500	44,678
	China Zhenhua Group Science & Technology Co. Ltd., Class A	7,200	114,551
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	40,900	16,914
*††	China Zhongwang Holdings Ltd.	809,600	64,999
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	19,666
	Chinasoft International Ltd.	758,000	613,329
#*	Chindata Group Holdings Ltd., ADR	38,771	241,931
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	59,871
*	Chongqing Brewery Co. Ltd., Class A	2,500	47,219
	Chongqing Changan Automobile Co. Ltd., Class A	49,980	78,425
	Chongqing Department Store Co. Ltd., Class A	11,000	46,312
	Chongqing Dima Industry Co. Ltd., Class A	47,700	15,742
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	16,268	30,329
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,200	43,180
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	17,696
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	38,371
	Chongqing Rural Commercial Bank Co. Ltd., Class H	935,000	363,059
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	13,135
	Chongqing Zhifei Biological Products Co. Ltd., Class A	5,700	81,386
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	31,788
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,900	47,442
	Chu Kong Shipping Enterprises Group Co. Ltd.	160,000	18,405
	CIFI Ever Sunshine Services Group Ltd.	240,000	317,857
	CIFI Holdings Group Co. Ltd.	1,278,170	614,822
#	CIMC Enric Holdings Ltd.	294,000	308,449
*	Cinda Real Estate Co. Ltd., Class A	61,100	60,225
	Cisen Pharmaceutical Co. Ltd., Class A	14,900	25,470
*	CITIC Guoan Information Industry Co. Ltd., Class A	118,600	55,392
	CITIC Ltd.	771,000	797,607
	CITIC Press Corp., Class A	5,300	14,461
*	CITIC Resources Holdings Ltd.	1,542,000	108,080
	CITIC Securities Co. Ltd., Class H	260,475	572,298
*	Citychamp Watch & Jewellery Group Ltd.	758,000	100,899
	CMGE Technology Group Ltd.	138,000	36,217
	CMST Development Co. Ltd., Class A	63,900	53,326
*	CNFinance Holdings Ltd., ADR	2,758	8,439
	CNHTC Jinan Truck Co. Ltd., Class A	20,440	30,332
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	45,500	50,308
	CNOOC Energy Technology & Services Ltd., Class A	53,200	19,087
	COFCO Biotechnology Co. Ltd., Class A	60,100	74,296
	COFCO Joycome Foods Ltd.	837,000	340,559
	COFCO Sugar Holding Co. Ltd., Class A	34,300	37,056
#*Ω	Cogobuy Group	206,000	55,942
*	Comba Telecom Systems Holdings Ltd.	652,000	109,477
	Concord New Energy Group Ltd.	2,470,000	227,354
*	Confidence Intelligence Holdings Ltd.	12,000	39,089
	Consun Pharmaceutical Group Ltd.	207,000	120,636
	Contec Medical Systems Co. Ltd., Class A	7,500	29,989
	Contemporary Amperex Technology Co. Ltd., Class A	5,200	317,897

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	$15,596
*	Coolpad Group Ltd.	858,900	19,549
	COSCO SHIPPING Development Co. Ltd., Class H	1,204,000	236,005
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	470,000	246,572
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,781,813
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	66,177
	COSCO SHIPPING Ports Ltd.	782,182	557,724
*Ω	Cosmo Lady China Holdings Co. Ltd.	196,000	8,841
#	Country Garden Holdings Co. Ltd.	2,858,439	1,977,115
	Country Garden Services Holdings Co. Ltd.	324,712	1,368,590
	CPMC Holdings Ltd.	299,000	148,551
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	39,550
#*	Crazy Sports Group Ltd.	846,000	33,491
	CRRC Corp. Ltd., Class H	518,000	192,171
	Crystal Clear Electronic Material Co. Ltd., Class A	3,000	10,668
Ω	CSC Financial Co. Ltd., Class H	101,000	92,988
	CSG Holding Co. Ltd., Class A	62,295	52,585
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	7,900	15,139
	CSPC Pharmaceutical Group Ltd.	2,588,800	2,646,648
	CSSC Hong Kong Shipping Co. Ltd.	372,000	58,666
	CSSC Science & Technology Co. Ltd., Class A	10,000	16,179
	CTS International Logistics Corp. Ltd., Class A	45,970	62,415
*	CWT International Ltd.	1,480,000	13,934
*	Cybernaut International Holdings Co. Ltd.	316,000	6,019
	D&O Home Collection Group Co. Ltd., Class A	6,500	8,504
	Da Ming International Holdings Ltd.	36,000	12,311
	Daan Gene Co. Ltd., Class A	19,800	53,955
	DaFa Properties Group Ltd.	15,000	7,268
Ω	Dali Foods Group Co. Ltd.	752,500	382,950
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	60,800	31,391
*	Dalipal Holdings Ltd.	52,000	13,223
	Daqin Railway Co. Ltd., Class A	167,965	169,386
	Dare Power Dekor Home Co. Ltd., Class A	17,700	22,752
	Dashang Co. Ltd., Class A	5,700	17,864
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,067	68,067
	Datang International Power Generation Co. Ltd., Class H	592,000	95,225
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	20,170
*	Dazhong Transportation Group Co. Ltd., Class A	59,100	28,314
	Dazzle Fashion Co. Ltd., Class A	12,500	27,358
	DBG Technology Co. Ltd., Class A	14,100	18,885
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	22,603
	Dexin China Holdings Co. Ltd.	189,000	71,446
	DHC Software Co. Ltd., Class A	76,700	67,076
	Dian Diagnostics Group Co. Ltd., Class A	9,800	48,424
#	Differ Group Holding Co. Ltd.	904,000	236,293
	Digital China Group Co. Ltd., Class A	15,500	32,015
	Digital China Holdings Ltd.	344,000	161,825
	Digital China Information Service Co. Ltd., Class A	29,600	46,995
	Do-Fluoride Chemicals Co. Ltd., Class A	9,200	43,495
	Dong-E-E-Jiao Co. Ltd., Class A	13,500	61,746
	Dongfang Electric Corp. Ltd., Class H	168,400	181,122
*	Dongfang Electronics Co. Ltd., Class A	26,700	21,763
	Dongfeng Motor Group Co. Ltd., Class H	952,000	694,479
	Dongguan Development Holdings Co. Ltd., Class A	26,300	36,670
	Dongjiang Environmental Co. Ltd., Class H	104,400	37,903
	Dongxing Securities Co. Ltd., Class A	27,600	34,210
	Dongyue Group Ltd.	803,000	945,358
*	DouYu International Holdings Ltd., ADR	47,088	83,346
*	Duiba Group Ltd.	51,200	5,349

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dynagreen Environmental Protection Group Co. Ltd., Class H	88,000	$37,824
	East Group Co. Ltd., Class A	21,700	20,856
	East Money Information Co. Ltd., Class A	14,256	48,611
	Eastern Communications Co. Ltd., Class A	14,600	18,386
	E-Commodities Holdings Ltd.	948,000	212,722
	Ecovacs Robotics Co. Ltd., Class A	2,500	40,601
	Edan Instruments, Inc., Class A	10,600	13,763
	Edifier Technology Co. Ltd., Class A	23,100	25,532
	Edvantage Group Holdings Ltd.	102,000	35,155
	EEKA Fashion Holdings Ltd.	27,000	43,540
	EIT Environmental Development Group Co. Ltd., Class A	4,700	13,830
	Electric Connector Technology Co. Ltd., Class A	2,500	10,310
	Elion Energy Co. Ltd., Class A	40,170	26,766
	ENN Energy Holdings Ltd.	89,500	1,198,859
	ENN Natural Gas Co. Ltd., Class A	40,000	98,958
	Essex Bio-technology Ltd.	122,000	61,477
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	41,457
*	Ev Dynamics Holdings Ltd.	1,140,000	10,163
#	EVA Precision Industrial Holdings Ltd.	414,000	79,103
	Eve Energy Co. Ltd., Class A	3,611	35,348
*	Everbright Jiabao Co. Ltd., Class A	35,500	22,382
Ω	Everbright Securities Co. Ltd., Class H	80,600	49,787
*	EverChina International Holdings Co. Ltd.	335,000	7,696
*	Fang Holdings Ltd., ADR	930	3,279
	Fangda Carbon New Material Co. Ltd., Class A	52,700	56,062
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	88,230
	Fanhua, Inc., Sponsored ADR	14,536	88,379
	Far East Horizon Ltd.	1,030,000	840,149
	FAWER Automotive Parts Co. Ltd., Class A	37,700	27,013
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	33,900	68,681
	Fibocom Wireless, Inc., Class A	6,500	29,845
*	FIH Mobile Ltd.	1,512,000	187,675
	Financial Street Holdings Co. Ltd., Class A	69,000	67,374
	FinVolution Group, ADR	35,795	134,589
	First Capital Securities Co. Ltd., Class A	45,400	37,874
	First Tractor Co. Ltd., Class H	102,000	49,801
	Flat Glass Group Co. Ltd., Class H	116,000	414,795
	Focus Media Information Technology Co. Ltd., Class A	130,500	114,602
	Focused Photonics Hangzhou, Inc., Class A	5,000	13,619
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	15,015	184,653
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	16,500	16,095
	Fosun International Ltd.	685,072	721,991
*	Founder Holdings Ltd.	214,000	16,736
	Founder Securities Co. Ltd., Class A	80,100	73,842
	Fountain SET Holdings Ltd.	350,000	62,369
	FriendTimes, Inc.	138,000	22,486
	Fu Shou Yuan International Group Ltd.	421,000	290,739
	Fuan Pharmaceutical Group Co. Ltd., Class A	23,900	12,415
	Fufeng Group Ltd.	815,000	408,296
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Funeng Co. Ltd., Class A	13,300	25,295
	Fujian Green Pine Co. Ltd., Class A	12,800	11,524
	Fujian Longking Co. Ltd., Class A	33,901	44,107
	Fujian Star-net Communication Co. Ltd., Class A	9,800	32,048
*	Fujian Sunner Development Co. Ltd., Class A	23,000	56,602
*	Fullshare Holdings Ltd.	2,525,000	38,062
	Fulongma Group Co. Ltd., Class A	4,400	6,090
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	196,400	802,430
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,500	48,029

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	Ganfeng Lithium Co. Ltd., Class H	7,400	$88,572
#	Ganglong China Property Group Ltd.	72,000	41,363
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	69,800	39,129
	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	38,661
	Gansu Shangfeng Cement Co. Ltd., Class A	19,900	62,852
	Gaona Aero Material Co. Ltd., Class A	2,800	12,153
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	81,386
	GCL Energy Technology Co. Ltd.	23,400	45,586
#*	GCL New Energy Holdings Ltd.	1,916,000	33,351
*	GCL Technology Holdings Ltd.	3,085,000	974,517
#*	GDS Holdings Ltd., ADR	4,561	143,307
*	GDS Holdings Ltd., Class A	98,800	396,850
	Geely Automobile Holdings Ltd.	1,711,000	2,645,529
	GEM Co. Ltd., Class A	43,800	44,402
	Gemdale Corp., Class A	55,500	120,488
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	254,975
Ω	Genertec Universal Medical Group Co. Ltd.	474,000	304,510
*	Genimous Technology Co. Ltd., Class A	34,000	26,394
	Geovis Technology Co. Ltd., Class A	2,136	18,723
	Getein Biotech, Inc., Class A	5,740	15,462
	GF Securities Co. Ltd., Class H	338,800	423,451
	Giant Network Group Co. Ltd., Class A	60,700	75,509
	Gigadevice Semiconductor Beijing, Inc., Class A	980	18,239
	Ginlong Technologies Co. Ltd., Class A	1,300	37,660
	Glarun Technology Co. Ltd., Class A	11,900	25,741
*	Glorious Property Holdings Ltd.	1,282,000	26,296
*	Glory Sun Financial Group Ltd.	348,000	3,370
	GoerTek, Inc., Class A	24,800	130,488
	Goke Microelectronics Co. Ltd., Class A	2,300	21,655
	Goldcard Smart Group Co. Ltd.	9,300	13,091
	Golden Eagle Retail Group Ltd.	273,000	191,852
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	17,888
	GoldenHome Living Co. Ltd., Class A	3,640	14,187
	Goldenmax International Technology Ltd., Class A	21,100	25,517
	Goldpac Group Ltd.	120,000	29,493
#*	GOME Retail Holdings Ltd.	2,956,000	143,187
*	Goodbaby International Holdings Ltd.	422,000	53,012
*	Gosuncn Technology Group Co. Ltd., Class A	16,800	7,706
*	Gotion High-tech Co. Ltd., Class A	10,360	41,687
*	Grand Baoxin Auto Group Ltd.	386,164	27,769
	Grand Pharmaceutical Group Ltd., Class L	344,000	210,717
	Grandblue Environment Co. Ltd., Class A	4,400	12,291
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	57,058
	Great Wall Motor Co. Ltd., Class H	315,500	441,835
	Greattown Holdings Ltd., Class A	69,200	33,271
	Greatview Aseptic Packaging Co. Ltd.	481,000	130,749
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	144,981
*	Gree Real Estate Co. Ltd., Class A	23,800	18,448
	Greenland Holdings Corp. Ltd., Class A	116,970	85,072
	Greenland Hong Kong Holdings Ltd.	549,000	114,127
	Greentown China Holdings Ltd.	317,500	557,562
Ω	Greentown Management Holdings Co. Ltd.	114,000	85,954
#	Greentown Service Group Co. Ltd.	454,000	451,970
	GRG Banking Equipment Co. Ltd., Class A	25,300	32,553
*	Guangdong Advertising Group Co. Ltd., Class A	30,400	19,101
	Guangdong Aofei Data Technology Co. Ltd., Class A	6,600	16,422
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,700	35,118
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	17,070

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,500	$9,752
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	16,319
	Guangdong Haid Group Co. Ltd., Class A	11,700	109,036
*	Guangdong HEC Technology Holding Co. Ltd., Class A	74,100	70,302
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,300	21,870
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	16,212
	Guangdong Hybribio Biotech Co. Ltd., Class A	7,182	23,768
	Guangdong Investment Ltd.	396,000	507,015
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,000	58,662
	Guangdong Land Holdings Ltd.	136,000	17,176
	Guangdong Provincial Expressway Development Co. Ltd., Class A	12,000	14,427
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	13,100	12,451
	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	13,484
	Guangdong Sirio Pharma Co. Ltd., Class A	3,300	11,545
	Guangdong South New Media Co. Ltd., Class A	2,800	14,784
	Guangdong Tapai Group Co. Ltd., Class A	34,600	45,864
	Guangdong Topstar Technology Co. Ltd., Class A	9,000	13,121
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	46,340
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	9,900	22,079
*	Guanghui Energy Co. Ltd., Class A	184,000	246,894
*	Guangshen Railway Co. Ltd., Class H	702,000	117,266
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	39,866
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	12,200	27,886
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	95,300	40,613
	Guangzhou Automobile Group Co. Ltd., Class H	659,200	558,933
	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	79,435
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	170,246
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	2,300	10,779
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	10,300	23,930
	Guangzhou Haige Communications Group, Inc. Co., Class A	58,800	80,476
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,700	15,515
	Guangzhou KDT Machinery Co. Ltd., Class A	9,900	29,297
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	89,785
	Guangzhou R&F Properties Co. Ltd., Class H	358,000	132,899
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	43,392
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	7,000	26,454
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	7,800	90,515
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,067	79,277
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	60,158
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	18,495	20,519
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	42,257
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	16,434
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	15,700	16,247
	Guizhou Gas Group Corp. Ltd., Class A	21,400	22,539
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	42,371	52,733
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	51,012
	Guocheng Mining Co. Ltd., Class A	9,900	21,037
#	Guolian Securities Co. Ltd., Class H	130,000	61,320
	Guomai Technologies, Inc., Class A	32,100	24,764
	Guosen Securities Co. Ltd., Class A	9,100	13,293
*	Guosheng Financial Holding, Inc., Class A	32,300	40,351
*Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	84,390
	Guoyuan Securities Co. Ltd., Class A	80,730	73,365
*Ω	Haichang Ocean Park Holdings Ltd.	628,000	420,450
	Haier Smart Home Co. Ltd., Class A	47,100	183,251
	Haier Smart Home Co. Ltd., Class H	584,399	2,064,561
*	Hailiang Education Group, Inc., ADR	3,061	38,752
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	19,186
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	16,800	28,845

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hainan Meilan International Airport Co. Ltd., Class H	50,000	$94,536
	Hainan Poly Pharm Co. Ltd., Class A	7,100	28,280
	Haitian International Holdings Ltd.	270,000	664,586
	Haitong Securities Co. Ltd., Class H	488,400	341,085
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	230,000	22,588
	Hand Enterprise Solutions Co. Ltd., Class A	15,900	18,638
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	33,100	77,071
	Hangcha Group Co. Ltd., Class A	11,640	25,711
	Hangjin Technology Co. Ltd., Class A	11,100	47,472
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	18,059
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	86,100	107,309
	Hangzhou Century Co. Ltd., Class A	31,200	21,907
	Hangzhou First Applied Material Co. Ltd., Class A	5,720	79,466
	Hangzhou Lion Electronics Co. Ltd., Class A	2,368	18,463
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	21,100	83,152
	Hangzhou Robam Appliances Co. Ltd., Class A	16,100	74,984
	Hangzhou Silan Microelectronics Co. Ltd., Class A	10,900	68,127
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	10,900	105,637
	Han’s Laser Technology Industry Group Co. Ltd., Class A	18,100	75,358
Ω	Hansoh Pharmaceutical Group Co. Ltd.	108,000	177,890
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,400	16,722
*Ω	Harbin Bank Co. Ltd., Class H	359,000	30,582
	Harbin Boshi Automation Co. Ltd., Class A	13,300	20,799
	Harbin Electric Co. Ltd., Class H	312,000	82,616
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	28,000	10,408
††	Harmonicare Medical Holdings Ltd.	99,000	4,826
	HBIS Resources Co. Ltd., Class A	12,100	26,171
#*	HC Group, Inc.	226,000	14,046
	Health & Happiness H&H International Holdings Ltd.	108,500	119,249
	Hebei Chengde Lulu Co. Ltd., Class A	17,700	22,132
	Hebei Construction Group Corp. Ltd., Class H	79,000	9,505
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	10,500	34,043
	Hefei Meiya Optoelectronic Technology, Inc., Class A	13,800	47,166
	Hefei Urban Construction Development Co. Ltd., Class A	19,600	21,955
	Heilongjiang Agriculture Co. Ltd., Class A	35,000	74,483
	Hello Group, Inc., Sponsored ADR	67,096	356,951
	Henan Lingrui Pharmaceutical Co., Class A	6,200	10,708
	Henan Pinggao Electric Co. Ltd., Class A	37,500	37,142
*	Henan Senyuan Electric Co. Ltd., Class A	28,300	10,264
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	96,757
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,500	168,500
	Henan Thinker Automatic Equipment Co. Ltd., Class A	6,600	17,431
*	Henan Yicheng New Energy Co. Ltd., Class A	22,500	13,476
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	14,496
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	23,664
	Henderson Investment Ltd.	129,000	5,414
	Hengan International Group Co. Ltd.	270,000	1,275,972
*	Hengdeli Holdings Ltd.	1,112,000	36,766
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	71,511
	Hengli Petrochemical Co. Ltd., Class A	60,700	191,035
	Hengtong Optic-electric Co. Ltd., Class A	37,500	56,870
	Hengyi Petrochemical Co. Ltd., Class A	74,250	85,590
	Hesteel Co. Ltd., Class A	335,900	118,146
	Hexing Electrical Co. Ltd., Class A	15,400	26,402
*	Hi Sun Technology China Ltd.	819,000	98,674
	Hisense Home Appliances Group Co. Ltd., Class H	108,000	104,929
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,800	59,254
*	Holitech Technology Co. Ltd., Class A	95,400	42,831
*	Homeland Interactive Technology Ltd.	116,000	20,231

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hongda Xingye Co. Ltd., Class A	56,700	$29,575
	Hongfa Technology Co. Ltd., Class A	10,900	79,519
*	Honghua Group Ltd.	1,432,000	44,981
*	Hongli Zhihui Group Co. Ltd., Class A	8,800	9,315
*††Ω	Honworld Group Ltd.	72,000	5,281
Ω	Hope Education Group Co. Ltd.	714,000	43,195
	Hopson Development Holdings Ltd.	347,600	670,205
††	Hua Han Health Industry Holdings Ltd.	1,174,000	8,423
*Ω	Hua Hong Semiconductor Ltd.	132,000	512,591
	Huaan Securities Co. Ltd., Class A	94,120	61,808
#	Huabao International Holdings Ltd.	134,000	73,106
#	Huadian Power International Corp. Ltd., Class H	402,000	139,512
	Huadong Medicine Co. Ltd., Class A	28,080	144,141
	Huafa Industrial Co. Ltd. Zhuhai, Class A	66,300	76,740
	Huafon Chemical Co. Ltd., Class A	77,100	90,398
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,600	24,143
	Huafu Fashion Co. Ltd., Class A	26,800	14,692
	Huagong Tech Co. Ltd., Class A	11,400	28,852
	Huaibei Mining Holdings Co. Ltd., Class A	49,200	105,128
	Hualan Biological Engineering, Inc., Class A	31,869	80,193
	Huaneng Power International, Inc., Class H	646,000	324,514
#*	Huanxi Media Group Ltd.	20,000	3,469
	Huapont Life Sciences Co. Ltd., Class A	52,000	39,161
Ω	Huatai Securities Co. Ltd., Class H	221,600	304,574
*	Huawen Media Group, Class A	59,000	20,969
	Huaxi Holdings Co. Ltd.	42,000	7,724
	Huaxi Securities Co. Ltd., Class A	66,300	69,739
	Huaxia Bank Co. Ltd., Class A	75,900	62,567
	Huaxin Cement Co. Ltd., Class A	33,600	111,007
	Huayu Automotive Systems Co. Ltd., Class A	62,951	185,681
#	Huazhong In-Vehicle Holdings Co. Ltd.	286,000	95,416
	Huazhu Group Ltd., ADR	10,128	306,271
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,300	41,236
	Hubei Energy Group Co. Ltd., Class A	31,500	19,527
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,000	30,762
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	16,900	58,148
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	136,074
	Huijing Holdings Co. Ltd.	36,000	8,781
#	Huisen Household International Group Ltd.	192,000	13,477
*	Huishang Bank Corp. Ltd., Class H	268,400	85,501
	Huizhou Desay Sv Automotive Co. Ltd., Class A	1,200	21,514
	Humanwell Healthcare Group Co. Ltd., Class A	28,900	68,252
	Hunan Aihua Group Co. Ltd., Class A	5,600	22,275
*	Hunan Gold Corp. Ltd., Class A	43,400	60,551
*	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	31,877
	Hunan Valin Steel Co. Ltd., Class A	202,040	177,131
	Hunan Zhongke Electric Co. Ltd., Class A	8,300	32,319
	Hundsun Technologies, Inc., Class A	2,520	14,488
#*	HUYA, Inc., ADR	28,276	116,780
Ω	Hygeia Healthcare Holdings Co. Ltd.	44,600	215,524
	Hytera Communications Corp. Ltd., Class A	62,600	43,483
*	HyUnion Holding Co. Ltd., Class A	21,900	24,029
*	IAT Automobile Technology Co. Ltd., Class A	6,000	16,199
*	IBO Technology Co. Ltd.	24,000	8,668
*Ω	iDreamSky Technology Holdings Ltd.	142,800	73,078
	Iflytek Co. Ltd., Class A	4,800	26,652
	IKD Co. Ltd., Class A	15,900	25,599
Ω	IMAX China Holding, Inc.	41,400	46,481
	Imeik Technology Development Co. Ltd., Class A	202	15,713

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Industrial & Commercial Bank of China Ltd., Class H	8,614,000	$5,192,573
	Industrial Bank Co. Ltd., Class A	147,900	456,140
	Industrial Securities Co. Ltd., Class A	64,400	63,044
	Infore Environment Technology Group Co. Ltd., Class A	49,800	33,485
*	Inke Ltd.	53,000	9,034
*	INKON Life Technology Co. Ltd., Class A	12,300	14,634
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	452,400	127,927
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	136,182
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	20,300	87,190
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	115,161
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	33,379
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,200	17,403
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	35,700	207,498
	Inner Mongolia Yitai Coal Co. Ltd., Class H	52,800	81,671
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	100,291
*Ω	Innovent Biologics, Inc.	64,000	198,492
	Inspur Electronic Information Industry Co. Ltd., Class A	8,000	29,740
*	Inspur International Ltd.	132,000	45,870
*	Inspur Software Co. Ltd., Class A	8,000	13,276
	Intco Medical Technology Co. Ltd., Class A	16,272	70,738
*Ω	International Alliance Financial Leasing Co. Ltd.	204,000	81,863
#*	iQIYI, Inc., ADR	86,363	307,452
	IReader Technology Co. Ltd., Class A	7,700	15,798
*	IRICO Group New Energy Co. Ltd., Class H	8,500	9,418
	IVD Medical Holding Ltd.	114,000	38,419
	Jafron Biomedical Co. Ltd., Class A	10,500	65,553
	JCET Group Co. Ltd., Class A	27,900	90,368
*	JD.com, Inc., Class A	46,807	1,459,374
	Jenkem Technology Co. Ltd., Class A	866	20,965
	JH Educational Technology, Inc.	62,000	31,777
	Jiajiayue Group Co. Ltd., Class A	10,300	18,919
	Jiangling Motors Corp. Ltd., Class A	9,800	17,173
*	Jiangnan Group Ltd.	756,000	23,332
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,048	20,410
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	80,238
*	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	5,700	23,180
	Jiangsu Eastern Shenghong Co. Ltd., Class A	6,600	12,168
*	Jiangsu Etern Co. Ltd., Class A	25,300	12,195
	Jiangsu Expressway Co. Ltd., Class H	216,000	213,403
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	431	11,094
	Jiangsu Guomao Reducer Co. Ltd., Class A	3,300	9,759
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	66,203
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,517	72,802
	Jiangsu Hengrui Medicine Co. Ltd., Class A	15,833	70,537
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,004	25,442
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	6,100	16,454
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	16,728
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	43,645
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	30,615
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	53,977
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	26,000	17,954
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,875	24,774
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	46,756
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	34,739
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	23,100	48,811
	Jiangsu Shagang Co. Ltd., Class A	51,900	36,848
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	23,500	47,461
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	335,138

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	7,600	$150,542
	Jiangsu Yoke Technology Co. Ltd., Class A	5,100	34,451
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	56,257
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	40,600	38,122
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	54,300	32,376
	Jiangsu Zhongtian Technology Co. Ltd., Class A	37,700	92,374
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	78,200	34,273
	Jiangxi Copper Co. Ltd., Class H	345,000	539,657
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	3,300	5,328
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	28,184
	Jiangxi Zhengbang Technology Co. Ltd., Class A	96,300	84,656
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	33,614
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	29,095
*	Jiayin Group, Inc., ADR	2,876	5,781
	Jiayou International Logistics Co. Ltd., Class A	6,700	18,973
#	Jiayuan International Group Ltd.	510,471	77,342
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	65,354
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	38,300	15,778
	Jinchuan Group International Resources Co. Ltd.	653,000	83,834
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	69,392
#	Jingrui Holdings Ltd.	262,000	54,207
	Jingwei Textile Machinery Co. Ltd., Class A	17,144	20,105
	Jinhui Liquor Co. Ltd., Class A	8,000	36,001
	Jinke Properties Group Co. Ltd., Class A	71,600	48,609
#*	JinkoSolar Holding Co. Ltd., ADR	15,168	777,512
*	Jinmao Property Services Co. Ltd.	30,120	22,455
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	77,283
	Jinneng Science&Technology Co. Ltd., Class A	32,000	46,904
	Jinyu Bio-Technology Co. Ltd., Class A	9,900	12,487
	Jinyuan EP Co. Ltd., Class A	18,500	31,620
	JiuGui Liquor Co. Ltd., Class A	3,100	69,995
#Ω	Jiumaojiu International Holdings Ltd.	207,000	455,417
	Jiuzhitang Co. Ltd., Class A	27,700	35,174
*	Jiyi Holdings Ltd.	62,000	5,388
	Jizhong Energy Resources Co. Ltd., Class A	110,900	126,340
	JL Mag Rare-Earth Co. Ltd., Class A	5,920	23,460
	JNBY Design Ltd.	135,500	147,341
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	66,133
	Joinn Laboratories China Co. Ltd., Class A	2,380	35,631
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,600	96,238
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	49,409
	Joy City Property Ltd.	1,858,000	70,696
	Joyoung Co. Ltd., Class A	17,316	39,374
#	JOYY, Inc., ADR	20,495	810,987
Ω	JS Global Lifestyle Co. Ltd.	193,500	229,551
	JSTI Group, Class A	30,744	36,455
	Ju Teng International Holdings Ltd.	328,000	58,189
	Juewei Food Co. Ltd., Class A	9,700	64,232
	Juneyao Airlines Co. Ltd., Class A	46,500	85,694
	Jutal Offshore Oil Services Ltd.	8,000	798
	JY Grandmark Holdings Ltd.	98,000	26,435
	Kaisa Prosperity Holdings Ltd.	12,750	9,481
	Kaiser China Cultural Co. Ltd., Class A	31,000	24,741
	Kaishan Group Co. Ltd., Class A	13,200	25,703
*Ω	Kangda International Environmental Co. Ltd.	244,000	21,598
#*	Kasen International Holdings Ltd.	310,000	20,574
	Keboda Technology Co. Ltd., Class A	1,800	11,294
	Keeson Technology Corp. Ltd., Class A	6,700	17,210
	Kehua Data Co. Ltd., Class A	6,000	17,767

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Keshun Waterproof Technologies Co. Ltd., Class A	19,100	$30,982
	Kinetic Development Group Ltd.	130,000	10,800
	Kingboard Holdings Ltd.	273,500	1,231,329
	Kingboard Laminates Holdings Ltd.	539,000	826,802
	KingClean Electric Co. Ltd., Class A	9,180	28,381
*	Kingdee International Software Group Co. Ltd.	99,000	202,019
	Kingfa Sci & Tech Co. Ltd., Class A	60,200	75,183
	Kingsoft Corp. Ltd.	342,200	1,026,945
*	Ko Yo Chemical Group Ltd.	976,000	31,518
	Konfoong Materials International Co. Ltd., Class A	3,000	22,096
	Konka Group Co. Ltd., Class A	49,000	33,188
	KPC Pharmaceuticals, Inc., Class A	24,300	39,478
*	Kuang-Chi Technologies Co. Ltd., Class A	6,500	12,990
	Kunlun Energy Co. Ltd.	1,904,000	1,580,104
	Kunlun Tech Co. Ltd., Class A	30,700	66,328
	Kunming Yunnei Power Co. Ltd., Class A	42,400	16,050
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,100	12,660
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,100	8,519
	Kweichow Moutai Co. Ltd., Class A	5,138	1,422,597
#	KWG Group Holdings Ltd.	477,000	170,678
	KWG Living Group Holdings Ltd.	325,750	122,556
	Lakala Payment Co. Ltd., Class A	12,800	34,397
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	23,423
	Lao Feng Xiang Co. Ltd., Class A	6,800	40,265
	Laobaixing Pharmacy Chain JSC, Class A	8,777	42,684
*	Launch Tech Co. Ltd., Class H	1,500	448
	LB Group Co. Ltd., Class A	37,300	102,563
	Lee & Man Chemical Co. Ltd.	62,000	53,025
	Lee & Man Paper Manufacturing Ltd.	696,000	332,927
	Lee’s Pharmaceutical Holdings Ltd.	149,500	37,631
Ω	Legend Holdings Corp., Class H	198,500	234,858
	Lenovo Group Ltd.	2,504,000	2,431,391
	Lens Technology Co. Ltd., Class A	48,000	73,256
	Leo Group Co. Ltd., Class A	204,800	51,767
	Lepu Medical Technology Beijing Co. Ltd., Class A	31,300	80,519
	Levima Advanced Materials Corp., Class A	6,500	18,491
*	LexinFintech Holdings Ltd., ADR	38,480	98,509
	Leyard Optoelectronic Co. Ltd., Class A	75,300	67,802
*	Li Auto, Inc., ADR	11,013	247,022
	Li Ning Co. Ltd.	349,000	2,720,164
	Lianhe Chemical Technology Co. Ltd., Class A	10,500	20,958
*	Lianhua Supermarket Holdings Co. Ltd., Class H	64,000	4,392
	Liao Ning Oxiranchem, Inc., Class A	9,800	14,329
	Liaoning Cheng Da Co. Ltd., Class A	20,500	41,009
	Lier Chemical Co. Ltd., Class A	15,680	49,492
*	Lifestyle China Group Ltd.	232,000	22,928
*	Lifetech Scientific Corp.	972,000	271,017
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	57,600	24,402
*	Lingyi iTech Guangdong Co., Class A	102,700	66,030
*††	Link Motion, Inc., Sponsored ADR	31,632	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	14,000	12,043
	Livzon Pharmaceutical Group, Inc., Class H	40,271	135,527
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	32,515
	LK Technology Holdings Ltd.	67,250	83,376
#	Logan Group Co. Ltd.	634,000	197,253
	Loncin Motor Co. Ltd., Class A	55,897	35,367
	Long Yuan Construction Group Co. Ltd., Class A	40,000	31,240
Ω	Longfor Group Holdings Ltd.	475,000	2,352,477
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	10,147

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	LONGi Green Energy Technology Co. Ltd., Class A	43,460	$440,813
	Lonking Holdings Ltd.	1,099,000	303,400
	Luenmei Quantum Co. Ltd., Class A	19,608	20,081
	Luolai Lifestyle Technology Co. Ltd., Class A	19,600	37,050
*	Luoniushan Co. Ltd., Class A	26,700	23,363
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	14,993
#*	Luoyang Glass Co. Ltd., Class H	76,000	102,187
	Lushang Health Industry Development Co. Ltd., Class A	22,600	29,123
	Luxi Chemical Group Co. Ltd., Class A	47,000	129,862
	Luxshare Precision Industry Co. Ltd., Class A	24,909	115,515
#*Ω	Luye Pharma Group Ltd.	724,000	225,831
	Luzhou Laojiao Co. Ltd., Class A	9,000	285,616
*	LVGEM China Real Estate Investment Co. Ltd.	376,000	50,743
	Maanshan Iron & Steel Co. Ltd., Class H	276,000	107,918
	Maccura Biotechnology Co. Ltd., Class A	8,600	24,837
*	Macrolink Culturaltainment Development Co. Ltd., Class A	40,600	17,521
	Mango Excellent Media Co. Ltd., Class A	31,602	169,755
*Ω	Maoyan Entertainment	130,600	103,031
*	Maoye International Holdings Ltd.	446,000	13,843
*	Markor International Home Furnishings Co. Ltd., Class A	50,200	22,380
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	19,221
*	Meilleure Health International Industry Group Ltd.	444,000	20,497
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	35,100	26,448
#*Ω	Meitu, Inc.	603,000	71,407
*Ω	Meituan, Class B	22,600	484,237
	Metallurgical Corp. of China Ltd., Class H	834,000	213,521
*	Mianyang Fulin Precision Co. Ltd., Class A	11,200	33,472
#	Microport Scientific Corp.	3,900	7,666
	Midea Group Co. Ltd., Class A	52,200	448,028
Ω	Midea Real Estate Holding Ltd.	63,400	120,728
	Min Xin Holdings Ltd.	48,000	21,384
	Ming Yang Smart Energy Group Ltd., Class A	31,800	105,480
*	Mingfa Group International Co. Ltd.	299,000	13,540
	Minmetals Land Ltd.	846,000	79,781
Ω	Minsheng Education Group Co. Ltd.	92,000	8,084
	Minth Group Ltd.	494,000	1,163,965
	MLS Co. Ltd., Class A	42,600	57,061
*	MMG Ltd.	1,556,000	656,128
	Monalisa Group Co. Ltd., Class A	4,900	9,746
*	Montnets Cloud Technology Group Co. Ltd., Class A	7,500	10,020
*Ω	Mulsanne Group Holding Ltd.	28,500	14,281
	Muyuan Foods Co. Ltd., Class A	38,867	304,998
*	Myhome Real Estate Development Group Co. Ltd., Class A	43,700	10,387
	MYS Group Co. Ltd., Class A	47,900	22,507
*	Nan Hai Corp. Ltd.	7,550,000	33,675
	NanJi E-Commerce Co. Ltd., Class A	47,100	33,988
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	5,200	13,742
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,100	31,514
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	64,473
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	14,100	54,962
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	29,042
	Nanjing Securities Co. Ltd., Class A	25,800	28,957
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	43,212
	Nanjing Yunhai Special Metals Co. Ltd., Class A	9,400	24,821
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,800	33,836
	NARI Technology Co. Ltd., Class A	13,620	65,483
	Natural Food International Holding Ltd.	98,000	5,332
*	NavInfo Co. Ltd., Class A	19,200	35,925
	NetDragon Websoft Holdings Ltd.	84,000	167,916

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	NetEase, Inc., ADR	43,660	$4,162,108
	New China Life Insurance Co. Ltd., Class H	290,300	735,532
	New Hope Dairy Co. Ltd., Class A	9,600	16,427
*	New Hope Liuhe Co. Ltd., Class A	39,700	84,022
*	New World Department Store China Ltd.	182,000	23,591
*	Newborn Town, Inc.	138,000	50,163
	Newland Digital Technology Co. Ltd., Class A	17,900	31,818
	Nexteer Automotive Group Ltd.	346,000	195,405
	Nine Dragons Paper Holdings Ltd.	946,000	835,445
	Ninestar Corp., Class A	14,400	88,679
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	13,900	12,637
	Ningbo Construction Co. Ltd., Class A	28,900	27,407
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	6,200	14,818
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	44,079
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	13,500	14,841
	Ningbo Joyson Electronic Corp., Class A	41,800	68,552
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,900	91,592
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	1,083	14,958
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	40,864
	Ningbo Tuopu Group Co. Ltd., Class A	6,800	53,152
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	3,920	11,519
	Ningbo Yunsheng Co. Ltd., Class A	34,900	44,808
	Ningbo Zhoushan Port Co. Ltd., Class A	111,900	66,050
	Ningxia Baofeng Energy Group Co. Ltd., Class A	44,100	93,648
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	27,916
*	NIO, Inc., ADR	14,014	234,034
*	Niu Technologies, Sponsored ADR	9,365	89,436
*	Noah Holdings Ltd., Sponsored ADR	3,563	64,027
	Norinco International Cooperation Ltd., Class A	27,600	29,969
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	42,067
*	North Industries Group Red Arrow Co. Ltd., Class A	10,600	33,387
	Northeast Pharmaceutical Group Co. Ltd., Class A	13,074	10,256
	Northeast Securities Co. Ltd., Class A	59,500	58,676
	Northking Information Technology Co. Ltd., Class A	4,200	14,376
	NSFOCUS Technologies Group Co. Ltd., Class A	14,100	19,326
#*	NVC International Holdings Ltd.	1,091,000	18,153
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	8,200	14,500
*	Oceanwide Holdings Co. Ltd., Class A	82,800	18,531
*	Offcn Education Technology Co. Ltd., Class A	4,700	3,236
	Offshore Oil Engineering Co. Ltd., Class A	83,400	51,555
*	OFILM Group Co. Ltd., Class A	64,800	54,036
	Olympic Circuit Technology Co. Ltd.	6,400	12,793
	Oppein Home Group, Inc., Class A	2,400	42,282
	Opple Lighting Co. Ltd., Class A	10,400	25,199
	ORG Technology Co. Ltd., Class A	67,184	49,438
*	Orient Group, Inc., Class A	113,200	45,588
Ω	Orient Securities Co. Ltd., Class H	192,400	116,000
	Oriental Pearl Group Co. Ltd., Class A	69,700	73,350
*	Ourpalm Co. Ltd., Class A	51,000	23,559
	Ovctek China, Inc., Class A	5,180	28,909
*	Overseas Chinese Town Asia Holdings Ltd.	120,000	20,267
	Pacific Online Ltd.	129,000	20,447
*	Pacific Securities Co. Ltd., Class A	130,500	53,089
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	210,400	98,256
	PAX Global Technology Ltd.	334,000	287,921
	PCI Technology Group Co. Ltd., Class A	48,840	43,392
*Ω	Peijia Medical Ltd.	21,000	17,908
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	44,876
	People.cn Co. Ltd., Class A	12,100	16,788

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	People’s Insurance Co. Group of China Ltd. , Class H	1,098,000	$349,772
#	Perennial Energy Holdings Ltd.	80,000	15,457
	Perfect World Co. Ltd., Class A	17,000	37,844
	PetroChina Co. Ltd., Class H	3,612,000	1,714,594
Ω	Pharmaron Beijing Co. Ltd., Class H	14,500	182,155
	PhiChem Corp., Class A	7,100	22,784
*	Phoenix Media Investment Holdings Ltd.	556,000	27,134
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,337,847
*	Pinduoduo, Inc., ADR	2,247	96,823
	Ping An Bank Co. Ltd., Class A	129,800	300,056
#*Ω	Ping An Healthcare & Technology Co. Ltd.	98,800	243,167
	Ping An Insurance Group Co. of China Ltd., Class H	908,000	5,739,207
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	154,022
	PNC Process Systems Co. Ltd., Class A	3,200	14,980
*	Polaris Bay Group Co. Ltd., Class A	35,100	41,208
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	87,565
	Poly Property Group Co. Ltd.	982,000	246,710
	Poly Property Services Co. Ltd., Class H	32,800	217,947
	Pony Testing International Group Co. Ltd., Class A	2,200	19,897
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,149,000	871,149
*	Pou Sheng International Holdings Ltd.	921,000	106,578
	Power Construction Corp. of China Ltd., Class A	153,500	178,995
	Powerlong Commercial Management Holdings Ltd.	44,000	45,689
#	Powerlong Real Estate Holdings Ltd.	818,000	277,383
	Prinx Chengshan Holding Ltd.	37,000	34,129
	Proya Cosmetics Co. Ltd., Class A	1,200	36,627
	Pujiang International Group Ltd.	26,000	8,974
	Q Technology Group Co. Ltd.	154,000	108,344
	Qianhe Condiment & Food Co. Ltd., Class A	5,160	13,742
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	28,766
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	14,652
	Qingdao Gon Technology Co. Ltd., Class A	4,700	15,616
	Qingdao Haier Biomedical Co. Ltd., Class A	3,256	31,805
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	28,506
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	3,100	14,600
#Ω	Qingdao Port International Co. Ltd., Class H	81,000	40,768
	Qingdao Rural Commercial Bank Corp., Class A	141,300	72,454
	Qingdao Sentury Tire Co. Ltd., Class A	4,700	18,042
	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	29,594
	Qingdao Topscomm Communication, Inc., Class A	24,300	25,196
	Qingling Motors Co. Ltd., Class H	330,000	58,810
	Qinhuangdao Port Co. Ltd., Class H	125,500	19,168
*	Qudian, Inc., Sponsored ADR	72,373	78,163
	Radiance Holdings Group Co. Ltd.	65,000	35,300
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	32,299
	Raisecom Technology Co. Ltd., Class A	5,700	5,514
	Rastar Group, Class A	39,100	15,574
	Raytron Technology Co. Ltd., Class A	3,690	19,956
	Realcan Pharmaceutical Group Co. Ltd., Class A	39,500	21,555
#*	Realord Group Holdings Ltd.	54,000	93,302
	Red phase, Inc., Class A	9,900	21,230
*Ω	Red Star Macalline Group Corp. Ltd., Class H	166,668	70,439
#Ω	Redco Properties Group Ltd.	656,000	182,468
	Redsun Properties Group Ltd.	316,000	110,773
	Renhe Pharmacy Co. Ltd., Class A	37,500	34,260
	REXLot Holdings Ltd.	4,800,000	2,386
	Rianlon Corp., Class A	4,200	29,072
	Risen Energy Co. Ltd., Class A	14,500	47,198
	RiseSun Real Estate Development Co. Ltd., Class A	117,500	66,737

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Riyue Heavy Industry Co. Ltd., Class A	7,000	$17,159
	Road King Infrastructure Ltd.	83,000	67,849
	Rockchip Electronics Co. Ltd., Class A	1,900	19,501
	Rongan Property Co. Ltd., Class A	57,100	24,785
	Rongsheng Petrochemical Co. Ltd., Class A	73,050	150,600
	Ronshine China Holdings Ltd.	152,500	45,081
	Runjian Co. Ltd., Class A	5,100	21,629
	Sai Micro Electronics, Inc., Class A	11,900	23,760
	SAIC Motor Corp. Ltd., Class A	38,465	92,414
	Sailun Group Co. Ltd., Class A	71,500	103,826
	Sanan Optoelectronics Co. Ltd., Class A	12,000	32,849
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,204	15,921
	Sangfor Technologies, Inc., Class A	900	12,083
	Sanquan Food Co. Ltd., Class A	14,960	44,272
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	74,287
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	348,569
	Sany Heavy Industry Co. Ltd., Class A	102,600	255,294
	Satellite Chemical Co. Ltd., Class A	41,160	223,980
*	Saurer Intelligent Technology Co. Ltd., Class A	42,600	20,155
	SDIC Power Holdings Co. Ltd., Class A	35,400	51,821
	Sealand Securities Co. Ltd., Class A	152,319	77,206
	Seazen Group Ltd.	1,160,761	490,290
	Seazen Holdings Co. Ltd., Class A	52,300	219,398
	S-Enjoy Service Group Co. Ltd.	85,000	98,970
	SF Holding Co. Ltd., Class A	13,600	105,190
	SG Micro Corp., Class A	600	25,152
	SGIS Songshan Co. Ltd., Class A	57,100	31,723
	Shaanxi Coal Industry Co. Ltd., Class A	227,700	593,114
	Shaanxi Construction Machinery Co. Ltd., Class A	18,800	20,118
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	89,700	140,710
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	31,342	86,099
#	Shandong Chenming Paper Holdings Ltd., Class H	114,250	44,886
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	18,823
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	18,200	36,847
Ω	Shandong Gold Mining Co. Ltd., Class H	41,250	76,192
*	Shandong Head Group Co. Ltd., Class A	6,900	45,560
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	43,984
	Shandong Hi-speed Co. Ltd., Class A	12,100	10,156
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	154,168
	Shandong Humon Smelting Co. Ltd., Class A	22,300	31,977
	Shandong Linglong Tyre Co. Ltd., Class A	25,695	68,822
	Shandong Longda Meishi Co. Ltd., Class A	29,700	45,039
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	6,300	14,276
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	24,400	9,857
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	110,841
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	14,963
	Shandong Pharmaceutical Glass Co. Ltd., Class A	9,400	29,633
	Shandong Publishing & Media Co. Ltd., Class A	46,300	41,548
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	1,500	21,628
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	119,316
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	705,600	751,710
	Shandong Xiantan Co. Ltd., Class A	21,200	26,609
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	116,200	98,299
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	18,900	25,317
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	167,900	49,653
	Shanghai AJ Group Co. Ltd., Class A	48,900	43,649
	Shanghai AtHub Co. Ltd., Class A	3,900	13,543
	Shanghai Bailian Group Co. Ltd., Class A	41,500	69,975
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	10,800	50,678

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Baolong Automotive Corp., Class A	3,100	$14,088
	Shanghai Baosight Software Co. Ltd., Class A	7,930	56,818
	Shanghai Belling Co. Ltd., Class A	14,800	34,920
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	755	15,934
	Shanghai Chinafortune Co. Ltd., Class A	16,400	24,046
	Shanghai Construction Group Co. Ltd., Class A	167,228	81,836
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	5,075	8,631
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	201
	Shanghai Electric Group Co. Ltd., Class H	694,000	168,980
	Shanghai Electric Power Co. Ltd., Class A	16,600	22,261
	Shanghai Environment Group Co. Ltd., Class A	24,600	35,767
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	11,165	28,518
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	23,500	100,536
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	70,000	204,646
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	93,000	38,605
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	3,400	14,496
	Shanghai Gench Education Group Ltd.	21,500	9,887
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,700	24,431
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	34,721
	Shanghai Industrial Development Co. Ltd., Class A	38,400	23,354
	Shanghai Industrial Holdings Ltd.	218,000	321,122
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	88,292
*	Shanghai International Airport Co. Ltd., Class A	5,000	37,225
	Shanghai International Port Group Co. Ltd., Class A	38,600	34,562
	Shanghai Jahwa United Co. Ltd., Class A	6,400	30,116
	Shanghai Jin Jiang Capital Co. Ltd., Class H	702,000	276,434
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	60,732
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	24,656
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	3,600	25,550
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	17,215	23,363
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	18,200	35,374
	Shanghai Kinetic Medical Co. Ltd., Class A	14,800	15,598
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	26,673
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	33,566
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	34,102
	Shanghai M&G Stationery, Inc., Class A	7,700	55,778
	Shanghai Maling Aquarius Co. Ltd., Class A	27,800	29,602
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	34,265
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,000	24,047
	Shanghai Moons’ Electric Co. Ltd., Class A	6,800	13,162
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	285,300	461,322
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	21,672
	Shanghai Pudong Development Bank Co. Ltd., Class A	192,834	234,357
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,130	73,276
	Shanghai RAAS Blood Products Co. Ltd., Class A	96,000	78,408
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	2,200	7,792
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	16,566
*	Shanghai Shenda Co. Ltd., Class A	26,200	13,515
	Shanghai Shimao Co. Ltd., Class A	44,800	20,946
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	26,000	35,380
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	26,406
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	19,458
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	72,795
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	39,432
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	32,791
	Shanghai Weaver Network Co. Ltd., Class A	2,160	13,717
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	21,556
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	11,128
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	82,352

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	41,300	$72,418
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	20,159
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	49,267
	Shanxi Coking Co. Ltd., Class A	56,160	47,159
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	131,500	278,207
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	32,700	66,621
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	70,500	164,536
*	Shanxi Meijin Energy Co. Ltd., Class A	51,700	80,978
	Shanxi Securities Co. Ltd., Class A	61,360	46,335
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	142,262
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	207,540
	Shanying International Holding Co. Ltd., Class A	140,300	59,725
	Shede Spirits Co. Ltd., Class A	6,500	143,636
	Shenergy Co. Ltd., Class A	31,800	26,680
*	Shengda Resources Co. Ltd., Class A	12,200	20,991
	Shenghe Resources Holding Co. Ltd., Class A	19,700	46,526
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	116,349
	Shengyi Technology Co. Ltd., Class A	40,831	102,655
	Shengyuan Environmental Protection Co. Ltd., Class A	4,700	14,420
	Shennan Circuits Co. Ltd., Class A	4,085	58,542
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	58,001
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,300	36,281
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	37,122
*	Shenzhen Airport Co. Ltd., Class A	46,800	45,093
	Shenzhen Aisidi Co. Ltd., Class A	36,600	39,782
	Shenzhen Anche Technologies Co. Ltd., Class A	2,200	4,286
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	29,100	12,590
	Shenzhen Capchem Technology Co. Ltd., Class A	3,200	32,062
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	9,416
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	22,791
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	10,910
	Shenzhen Comix Group Co. Ltd., Class A	8,600	7,066
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	14,559
	Shenzhen Desay Battery Technology Co., Class A	5,075	23,687
*	Shenzhen Dynanonic Co. Ltd., Class A	300	19,959
	Shenzhen Ellassay Fashion Co. Ltd., Class A	7,000	10,426
	Shenzhen Energy Group Co. Ltd., Class A	33,500	29,457
	Shenzhen Envicool Technology Co. Ltd., Class A	3,000	9,646
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	39,828
	Shenzhen Expressway Corp. Ltd., Class H	178,000	183,062
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	21,100	26,775
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	5,400	46,349
	Shenzhen Gas Corp. Ltd., Class A	35,600	34,419
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	24,901
	Shenzhen Goodix Technology Co. Ltd., Class A	4,400	37,364
*	Shenzhen Grandland Group Co. Ltd., Class A	32,000	10,859
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	22,234
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	29,124
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	43,000	31,579
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	23,093
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	27,318
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	57,202
	Shenzhen International Holdings Ltd.	653,639	700,040
	Shenzhen Investment Ltd.	1,293,262	279,003
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	47,402
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	15,812
	Shenzhen Kaifa Technology Co. Ltd., Class A	44,800	65,842
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,700	16,624
	Shenzhen Kedali Industry Co. Ltd., Class A	1,100	20,125

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	7,700	$21,463
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	44,350
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,400	13,784
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,400	26,345
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	24,287
*	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	13,471
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,821	180,664
*	Shenzhen MTC Co. Ltd., Class A	130,000	63,101
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	39,905
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	35,821
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	103,144
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,500	24,340
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	9,700	33,640
	Shenzhen SC New Energy Technology Corp., Class A	3,400	30,336
*	Shenzhen SDG Information Co. Ltd., Class A	17,200	12,019
	Shenzhen SEG Co. Ltd., Class A	23,000	16,944
	Shenzhen Senior Technology Material Co. Ltd., Class A	5,543	17,589
	Shenzhen Sinovatio Technology Co. Ltd., Class A	2,880	9,290
	Shenzhen Sunline Tech Co. Ltd., Class A	16,859	22,972
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	53,207
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	26,610
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	38,981
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	50,771
	Shenzhen Topband Co. Ltd., Class A	20,900	24,963
	Shenzhen Transsion Holdings Co. Ltd., Class A	5,567	70,923
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	6,856
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	26,962
	Shenzhen World Union Group, Inc., Class A	62,600	30,620
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	26,227
	Shenzhen Yinghe Technology Co. Ltd., Class A	5,100	13,619
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	14,214
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	62,267
	Shenzhen Zhenye Group Co. Ltd., Class A	50,900	33,504
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	49,252
	Shenzhou International Group Holdings Ltd.	117,900	1,599,781
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	38,212
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,340	80,740
#	Shimao Group Holdings Ltd.	319,500	179,966
	Shinva Medical Instrument Co. Ltd., Class A	10,200	26,138
#	Shoucheng Holdings Ltd.	738,800	100,887
	Shougang Fushan Resources Group Ltd.	925,525	345,842
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	24,494
	Shui On Land Ltd.	1,562,500	221,123
*	Siasun Robot & Automation Co. Ltd., Class A	18,400	21,226
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	27,014
*	Sichuan Development Lomon Co. Ltd., Class A	39,300	59,835
	Sichuan Expressway Co. Ltd., Class H	138,000	38,331
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	30,941
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	98,889
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	2,700	6,180
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	26,919	69,100
*	Sichuan Languang Development Co. Ltd., Class A	83,260	21,600
*	Sichuan Lutianhua Co. Ltd., Class A	30,400	23,568
	Sichuan Road & Bridge Co. Ltd., Class A	79,500	125,385
	Sichuan Shuangma Cement Co. Ltd., Class A	11,400	30,116
	Sichuan Swellfun Co. Ltd., Class A	4,400	46,780
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	5,900	13,877
	Sichuan Yahua Industrial Group Co. Ltd., Class A	15,200	60,402
	Sieyuan Electric Co. Ltd., Class A	11,000	49,797

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,583,000	$249,862
*	Silver Grant International Holdings Group Ltd.	676,000	38,851
Ω	Simcere Pharmaceutical Group Ltd.	90,000	95,930
*	Sinco Pharmaceuticals Holdings Ltd.	224,000	49,166
	Sino Biopharmaceutical Ltd.	2,270,250	1,190,818
	Sino Wealth Electronic Ltd., Class A	5,720	49,293
	Sinocare, Inc., Class A	5,900	13,316
	Sinochem International Corp., Class A	74,300	67,730
	Sinofert Holdings Ltd.	910,000	151,726
	Sinofibers Technology Co. Ltd., Class A	6,400	44,969
	Sinolink Securities Co. Ltd., Class A	39,100	48,546
*	Sinolink Worldwide Holdings Ltd.	1,173,600	34,601
	Sinoma International Engineering Co., Class A	54,000	63,523
	Sinoma Science & Technology Co. Ltd., Class A	39,550	120,502
	Sinomach Automobile Co. Ltd., Class A	14,500	13,443
	Sino-Ocean Group Holding Ltd.	1,280,000	241,721
	Sinopec Engineering Group Co. Ltd., Class H	659,000	344,347
	Sinopec Kantons Holdings Ltd.	530,000	180,316
*	Sinopec Oilfield Service Corp., Class H	954,000	71,067
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,240,000	231,998
	Sinopharm Group Co. Ltd., Class H	524,400	1,206,738
	Sino-Platinum Metals Co. Ltd., Class A	6,630	16,351
	Sinoseal Holding Co. Ltd., Class A	2,800	14,056
	Sinosoft Co. Ltd., Class A	9,900	31,448
	Sinosoft Technology Group Ltd.	234,400	12,710
	Sinotrans Ltd., Class H	858,000	259,301
	Sinotruk Hong Kong Ltd.	435,500	526,748
	Skyfame Realty Holdings Ltd.	1,586,000	17,178
	Skyworth Digital Co. Ltd., Class A	21,087	39,075
*	Skyworth Group Ltd.	520,239	272,365
#††	SMI Culture & Travel Group Holdings Ltd.	336,796	4,026
	Sobute New Materials Co. Ltd.	5,400	18,463
*	SOHO China Ltd.	1,005,000	183,633
#*	Sohu.com Ltd., ADR	5,397	83,546
*	Solargiga Energy Holdings Ltd.	314,000	13,745
	Songcheng Performance Development Co. Ltd., Class A	24,800	46,764
	SooChow Securities Co. Ltd., Class A	22,620	23,110
*	Sou Yu Te Group Co. Ltd., Class A	52,900	9,681
#*	South Manganese Investment Ltd.	460,000	49,567
	Southwest Securities Co. Ltd., Class A	65,000	36,510
*	Spring Airlines Co. Ltd., Class A	6,800	47,011
*	SPT Energy Group, Inc.	558,000	19,921
	SSY Group Ltd.	897,026	440,637
*	Starrise Media Holdings Ltd.	122,000	2,363
	State Grid Information & Communication Co. Ltd., Class A	12,300	22,790
*	STO Express Co. Ltd., Class A	36,700	46,653
*	Sumavision Technologies Co. Ltd., Class A	15,900	11,047
#	Sun Art Retail Group Ltd.	775,000	240,570
	Sun King Technology Group Ltd.	206,000	58,592
	Sun-Create Electronics Co. Ltd., Class A	900	5,050
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	27,816
	Sunfly Intelligent Technology Co. Ltd., Class A	10,400	13,824
	Sungrow Power Supply Co. Ltd., Class A	2,200	20,811
*	Suning Universal Co. Ltd., Class A	97,900	51,780
*	Suning.com Co. Ltd., Class A	152,307	74,399
	Sunny Optical Technology Group Co. Ltd.	130,700	1,904,807
	Sunresin New Materials Co. Ltd., Class A	5,540	55,967
*Ω	Sunshine 100 China Holdings Ltd.	272,000	12,825
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	35,191

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sunwoda Electronic Co. Ltd., Class A	12,682	$41,950
	Suofeiya Home Collection Co. Ltd., Class A	11,900	36,660
	Suplet Power Co. Ltd., Class A	6,600	43,009
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	28,345
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	20,500	9,446
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	83,109
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	44,777
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	16,345
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	8,439
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	3,500	32,061
	Suzhou TFC Optical Communication Co. Ltd., Class A	5,797	19,115
#	SY Holdings Group Ltd.	49,500	40,147
	Symphony Holdings Ltd.	680,000	85,672
*	SYoung Group Co. Ltd., Class A	8,100	14,193
*	Tahoe Group Co. Ltd., Class A	28,500	8,105
	Taiji Computer Corp. Ltd., Class A	5,319	13,795
*	Talkweb Information System Co. Ltd., Class A	14,800	11,761
	Tang Palace China Holdings Ltd.	222,000	18,227
	Tangrenshen Group Co. Ltd., Class A	20,000	22,675
	Tangshan Jidong Cement Co. Ltd., Class A	37,308	60,635
	TangShan Port Group Co. Ltd., Class A	160,437	66,626
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	52,195
*	Taung Gold International Ltd.	4,680,000	15,537
	TBEA Co. Ltd., Class A	66,500	193,192
	TCL Electronics Holdings Ltd.	327,666	148,216
	TCL Technology Group Corp., Class A	266,200	167,330
	Tech-Bank Food Co. Ltd., Class A	31,360	31,229
††	Tech-Pro, Inc.	1,538,000	2,509
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	12,427
	Ten Pao Group Holdings Ltd.	116,000	22,653
	Tencent Holdings Ltd.	442,200	20,838,624
*	Tencent Music Entertainment Group, ADR	188,545	801,316
††	Tenwow International Holdings Ltd.	224,000	2,035
	Three Squirrels, Inc., Class A	7,300	24,366
	Three’s Co. Media Group Co. Ltd., Class A	700	12,519
	Thunder Software Technology Co. Ltd., Class A	1,190	16,694
	Tian An China Investment Co. Ltd.	148,000	70,184
	Tian Di Science & Technology Co. Ltd., Class A	122,500	83,074
*Ω	Tian Ge Interactive Holdings Ltd.	239,000	23,807
	Tian Lun Gas Holdings Ltd.	73,500	43,131
	Tiangong International Co. Ltd.	390,000	128,604
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	5,700	23,728
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	47,061
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	68,976
	Tianjin Guangyu Development Co. Ltd., Class A	32,600	54,600
	Tianjin Port Development Holdings Ltd.	1,154,000	93,885
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	6,700	15,402
	Tianjin Teda Co. Ltd., Class A	34,500	18,638
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	8,100	47,374
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	15,500	45,769
	Tianma Microelectronics Co. Ltd., Class A	37,800	52,118
#	Tianneng Power International Ltd.	346,000	288,264
	Tianshan Aluminum Group Co. Ltd., Class A	17,300	17,821
	Tianshui Huatian Technology Co. Ltd., Class A	60,300	77,425
*	Tianyun International Holdings Ltd.	138,000	26,907
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	19,608
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,300	17,478
	Tibet Summit Resources Co. Ltd., Class A	15,300	44,695
	Tibet Tianlu Co. Ltd., Class A	16,348	13,671

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tibet Water Resources Ltd.	405,000	$24,838
	Times China Holdings Ltd.	164,000	58,149
	Tingyi Cayman Islands Holding Corp.	598,000	1,091,446
	Titan Wind Energy Suzhou Co. Ltd., Class A	59,400	89,349
	TK Group Holdings Ltd.	96,000	27,443
	Tofflon Science & Technology Group Co. Ltd., Class A	10,300	54,255
	Toly Bread Co. Ltd., Class A	24,276	50,177
	Tomson Group Ltd.	220,196	54,930
	Tong Ren Tang Technologies Co. Ltd., Class H	231,000	175,806
*	Tongcheng Travel Holdings Ltd.	275,600	485,985
#*	Tongda Group Holdings Ltd.	2,489,999	42,013
*	Tongdao Liepin Group	16,000	29,642
*	Tongding Interconnection Information Co. Ltd., Class A	13,900	8,002
	TongFu Microelectronics Co. Ltd., Class A	38,200	75,845
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	38,825	59,418
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	29,700	18,885
	Tongkun Group Co. Ltd., Class A	47,200	108,060
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	27,623
	Tongling Nonferrous Metals Group Co. Ltd., Class A	247,850	129,549
	Tongwei Co. Ltd., Class A	42,537	262,119
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	29,727
	Top Spring International Holdings Ltd.	91,000	11,142
*	Topchoice Medical Corp., Class A	2,200	42,531
	Topsec Technologies Group, Inc., Class A	32,900	45,724
Ω	Topsports International Holdings Ltd.	483,000	369,423
	Towngas Smart Energy Co. Ltd.	231,928	114,535
	Transfar Zhilian Co. Ltd., Class A	55,900	53,146
	TravelSky Technology Ltd., Class H	335,000	505,909
*	Trigiant Group Ltd.	330,000	19,606
*	Trip.com Group Ltd., ADR	76,161	1,801,208
*	Trip.com Group Ltd.	45,650	1,077,962
	TRS Information Technology Corp. Ltd., Class A	13,700	21,616
	Truly International Holdings Ltd.	670,000	182,485
#Ω	Tsaker Chemical Group Ltd.	108,500	19,622
	Tsingtao Brewery Co. Ltd., Class H	86,000	696,270
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,300	35,818
*	Tuniu Corp., Sponsored ADR	18,660	12,689
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	34,100	15,967
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,000	55,258
	Unilumin Group Co. Ltd., Class A	33,796	28,419
	Uni-President China Holdings Ltd.	628,000	550,317
	Unisplendour Corp. Ltd., Class A	21,300	54,627
	United Energy Group Ltd.	3,974,000	467,352
	United Strength Power Holdings Ltd.	4,000	4,572
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	43,330
††	Untrade.CTEG	1,228,000	9,984
	Valiant Co. Ltd., Class A	15,700	42,211
	Vats Liquor Chain Store Management JSC Ltd.,Class A	8,000	43,854
	Vatti Corp. Ltd., Class A	27,300	20,771
Ω	VCredit Holdings Ltd.	23,000	9,150
#*Ω	Venus MedTech Hangzhou, Inc., Class H	48,500	89,037
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	49,840
#	Vinda International Holdings Ltd.	110,000	265,232
*	Viomi Technology Co. Ltd., ADR	5,324	8,359
*	Vipshop Holdings Ltd., ADR	161,481	1,236,944
	Visual China Group Co. Ltd., Class A	8,500	15,261
	Walvax Biotechnology Co. Ltd., Class A	3,000	24,099
	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	11,400	13,911
*	Wanda Film Holding Co. Ltd., Class A	7,300	12,568

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wangfujing Group Co. Ltd., Class A	14,800	$50,791
	Wangneng Environment Co. Ltd., Class A	12,800	36,176
	Wangsu Science & Technology Co. Ltd., Class A	58,700	42,371
	Wanhua Chemical Group Co. Ltd., Class A	37,900	444,735
	Want Want China Holdings Ltd.	1,438,000	1,298,034
	Wanxiang Qianchao Co. Ltd., Class A	70,300	54,737
	Wasion Holdings Ltd.	254,000	83,074
	Wasu Media Holding Co. Ltd., Class A	48,500	54,591
#*	Weibo Corp., Sponsored ADR	17,425	403,214
	Weichai Power Co. Ltd., Class H	787,000	1,099,366
	Weifu High-Technology Group Co. Ltd., Class A	15,900	48,656
	Weihai Guangwei Composites Co. Ltd., Class A	2,800	21,049
	Weiqiao Textile Co., Class H	176,000	49,002
	Wellhope Foods Co. Ltd., Class A	19,600	23,549
*	Wens Foodstuffs Group Co. Ltd., Class A	74,840	211,303
	West China Cement Ltd.	1,502,000	236,182
	Western Securities Co. Ltd., Class A	63,600	59,723
	Western Superconducting Technologies Co. Ltd., Class A	3,120	38,366
	Wharf Holdings Ltd.	417,000	1,221,768
	Will Semiconductor Co. Ltd., Class A	1,500	33,826
	Wingtech Technology Co. Ltd., Class A	1,500	14,760
	Winning Health Technology Group Co. Ltd., Class A	19,200	22,986
	Wolong Electric Group Co. Ltd., Class A	27,800	45,565
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	90,342
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	18,500	10,441
	Wuhan Department Store Group Co. Ltd., Class A	15,200	23,587
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,000	30,138
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	16,106
	Wuhan Guide Infrared Co. Ltd., Class A	16,980	39,418
*	Wuhan P&S Information Technology Co. Ltd., Class A	45,100	31,480
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	8,900	38,966
	Wuhu Token Science Co. Ltd., Class A	56,700	52,079
	Wuliangye Yibin Co. Ltd., Class A	22,600	552,321
	WUS Printed Circuit Kunshan Co. Ltd., Class A	35,423	69,203
Ω	WuXi AppTec Co. Ltd., Class H	13,039	177,354
*Ω	Wuxi Biologics Cayman, Inc.	85,000	627,369
	Wuxi Boton Technology Co. Ltd., Class A	6,600	13,986
	Wuxi NCE Power Co. Ltd., Class A	4,060	55,195
	Wuxi Shangji Automation Co. Ltd., Class A	3,710	68,055
	Wuxi Taiji Industry Co. Ltd., Class A	58,300	58,358
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	12,758
	XCMG Construction Machinery Co. Ltd., Class A	134,800	100,943
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	212,000	93,232
	Xiamen C & D, Inc., Class A	68,600	149,911
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	12,045	15,024
	Xiamen Faratronic Co. Ltd., Class A	2,600	57,195
	Xiamen International Airport Co. Ltd., Class A	5,200	11,468
	Xiamen International Port Co. Ltd., Class H	488,000	53,612
	Xiamen Intretech, Inc., Class A	21,020	65,115
	Xiamen ITG Group Corp. Ltd., Class A	48,620	54,817
	Xiamen Jihong Technology Co. Ltd., Class A	9,000	14,782
	Xiamen Kingdomway Group Co., Class A	12,523	39,898
	Xiamen Tungsten Co. Ltd., Class A	31,500	74,628
	Xiamen Xiangyu Co. Ltd., Class A	52,100	68,857
	Xi’an Triangle Defense Co. Ltd., Class A	6,000	35,101
	Xiandai Investment Co. Ltd., Class A	58,000	35,704
	Xianhe Co. Ltd., Class A	10,700	31,966
*Ω	Xiaomi Corp., Class B	2,749,000	4,184,908
	Xilinmen Furniture Co. Ltd., Class A	8,700	30,957

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Xinchen China Power Holdings Ltd.	170,000	$8,817
	Xinfengming Group Co. Ltd., Class A	40,600	58,023
	Xingda International Holdings Ltd.	462,938	83,004
	Xingfa Aluminium Holdings Ltd.	55,000	72,571
	Xinhu Zhongbao Co. Ltd., Class A	168,300	70,341
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	91,760
	Xinhuanet Co. Ltd., Class A	8,300	18,801
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	197,747	281,067
	Xinjiang Tianshan Cement Co. Ltd., Class A	24,600	45,251
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	16,707
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	48,736
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	56,975
	Xinte Energy Co. Ltd., Class H	97,600	212,006
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	74,867
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	33,700	79,075
	Xinyi Energy Holdings Ltd.	428,000	228,941
	Xinyi Solar Holdings Ltd.	1,162,273	1,727,631
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	82,631
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	19,413
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	9,100	18,352
	Xtep International Holdings Ltd.	385,131	560,295
	Xuji Electric Co. Ltd., Class A	31,400	73,908
*	Xunlei Ltd., ADR	27,524	38,258
Ω	Yadea Group Holdings Ltd.	600,000	904,377
*	YaGuang Technology Group Co. Ltd., Class A	23,100	18,232
*	Yanchang Petroleum International Ltd.	1,580,000	10,447
	Yangling Metron New Material, Inc., Class A	2,600	25,811
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	36,500	47,332
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,800	59,819
	Yankershop Food Co. Ltd., Class A	3,600	37,945
#	Yankuang Energy Group Co. Ltd., Class H	816,000	2,302,072
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,900	27,627
	Yantai China Pet Foods Co. Ltd., Class A	6,800	20,720
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	20,810
	Yantai Eddie Precision Machinery Co. Ltd., Class A	13,900	40,217
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	19,600	91,538
	YanTai Shuangta Food Co. Ltd., Class A	9,700	10,542
	Yantai Tayho Advanced Materials Co. Ltd., Class A	10,200	20,196
	Yantai Zhenghai Bio-tech Co. Ltd.	2,400	19,860
*	Yashili International Holdings Ltd.	408,000	43,867
	Yealink Network Technology Corp. Ltd., Class A	5,000	58,660
	Yeebo International Holdings Ltd.	76,000	24,033
	YGSOFT, Inc., Class A	15,800	13,682
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	156,200	99,841
*	Yida China Holdings Ltd.	84,000	4,432
	Yifan Pharmaceutical Co. Ltd., Class A	27,300	48,822
	Yifeng Pharmacy Chain Co. Ltd., Class A	8,780	48,782
#	Yihai International Holding Ltd.	139,000	391,296
	Yijiahe Technology Co. Ltd., Class A	2,884	18,050
#	Yincheng International Holding Co. Ltd.	70,000	24,055
	Yintai Gold Co. Ltd., Class A	61,060	86,096
	Yipinhong Pharmaceutical Co. Ltd., Class A	4,112	17,291
	Yip’s Chemical Holdings Ltd.	84,000	43,164
*	Yiren Digital Ltd., Sponsored ADR	18,856	38,655
#*Ω	Yixin Group Ltd.	251,000	25,319
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	39,462
	Yonghui Superstores Co. Ltd., Class A	72,800	48,702
	Yonyou Network Technology Co. Ltd., Class A	4,300	12,365
	Yotrio Group Co. Ltd., Class A	69,200	34,499

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Youngor Group Co. Ltd., Class A	88,720	$91,601
*	Youzu Interactive Co. Ltd., Class A	23,100	31,778
	YTO Express Group Co. Ltd., Class A	27,900	75,517
*	Yuan Heng Gas Holdings Ltd.	276,000	15,790
	Yuexiu Property Co. Ltd.	670,800	697,976
	Yuexiu Transport Infrastructure Ltd.	238,000	151,879
	Yum China Holdings, Inc.	59,601	2,490,715
	Yunda Holding Co. Ltd., Class A	48,610	112,776
*	Yunnan Aluminium Co. Ltd., Class A	64,800	101,329
	Yunnan Baiyao Group Co. Ltd., Class A	3,500	40,331
	Yunnan Copper Co. Ltd., Class A	41,200	64,600
	Yunnan Energy New Material Co. Ltd., Class A	3,100	94,418
*	Yunnan Tin Co. Ltd., Class A	46,900	126,321
	Yunnan Water Investment Co. Ltd., Class H	54,000	3,280
	Yusys Technologies Co. Ltd., Class A	6,900	15,571
	Yutong Bus Co. Ltd., Class A	43,440	49,644
	Yuzhou Group Holdings Co. Ltd.	1,010,126	71,445
	ZBOM Home Collection Co. Ltd., Class A	5,040	15,552
#	Zepp Health Corp., ADR	13,879	33,587
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,000	46,081
	Zhaojin Mining Industry Co. Ltd., Class H	321,000	305,134
	Zhefu Holding Group Co. Ltd., Class A	31,900	21,546
*	Zhejiang Century Huatong Group Co. Ltd., Class A	88,780	63,728
	Zhejiang China Commodities City Group Co. Ltd., Class A	122,600	94,307
	Zhejiang Chint Electrics Co. Ltd., Class A	36,602	179,267
	Zhejiang Communications Technology Co. Ltd.	23,300	23,963
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	16,977
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,700	25,087
	Zhejiang Dahua Technology Co. Ltd., Class A	36,344	91,314
	ZheJiang Dali Technology Co. Ltd., Class A	6,600	10,576
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,880	49,794
	Zhejiang Expressway Co. Ltd., Class H	400,000	329,762
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	8,900	16,848
	Zhejiang Hailiang Co. Ltd., Class A	63,100	86,207
	Zhejiang Hangmin Co. Ltd., Class A	18,000	13,863
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	33,687
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	26,674
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	12,800	29,362
	Zhejiang Huayou Cobalt Co. Ltd., Class A	4,600	56,814
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	61,215
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	19,596
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,200	20,818
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	20,705
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	47,682
*	Zhejiang Jingu Co. Ltd., Class A	27,500	21,311
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	32,933
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,900	33,222
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	42,057
	Zhejiang Juhua Co. Ltd., Class A	44,800	76,559
	Zhejiang Longsheng Group Co. Ltd., Class A	72,600	110,519
	Zhejiang Medicine Co. Ltd., Class A	26,043	49,603
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	31,482
	Zhejiang Narada Power Source Co. Ltd., Class A	25,000	40,562
	Zhejiang NHU Co. Ltd., Class A	32,230	130,365
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	62,690	34,648
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,600	14,375
	Zhejiang Runtu Co. Ltd., Class A	37,200	43,736
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	65,986
*	Zhejiang Shibao Co. Ltd., Class H	90,000	15,709

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	$26,292
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	3,300	22,291
	Zhejiang Supor Co. Ltd., Class A	8,250	68,638
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	35,427
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	23,547
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	40,313
	Zhejiang Wanma Co. Ltd., Class A	18,100	17,801
	Zhejiang Wansheng Co. Ltd., Class A	12,100	29,403
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,290	49,199
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	37,700	108,102
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	44,585
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,400	23,352
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,120	57,398
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	20,454
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	17,871
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	27,406
*	Zhejiang Yongtai Technology Co. Ltd., Class A	4,600	17,349
	Zhende Medical Co. Ltd., Class A	3,200	15,860
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	104,781
	Zheshang Securities Co. Ltd., Class A	34,300	47,477
*	Zhong An Group Ltd.	1,185,000	45,023
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	109,300	375,811
	Zhongji Innolight Co. Ltd., Class A	6,100	28,206
	Zhongjin Gold Corp. Ltd., Class A	30,000	32,839
#	Zhongliang Holdings Group Co. Ltd.	22,500	7,222
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	39,450
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	23,453
	Zhongsheng Group Holdings Ltd.	105,500	697,125
*	Zhongtian Financial Group Co. Ltd., Class A	187,255	60,608
	Zhongyu Energy Holdings Ltd.	189,477	166,426
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	15,810
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	268,000	137,929
	Zhuguang Holdings Group Co. Ltd.	206,000	37,554
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	11,212
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,600	15,427
	Zhuzhou CRRC Times Electric Co	121,500	477,649
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,600	42,775
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	122,912
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,380	69,917
	Zijin Mining Group Co. Ltd., Class H	918,000	1,336,707
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	237,858
	ZTE Corp., Class H	213,360	447,972
	ZTO Express Cayman, Inc., ADR	37,288	1,025,793

TOTAL CHINA			323,266,124

COLOMBIA — (0.0%)
*	BAC Holding International Corp.	549,788	39,921
	Banco de Bogota SA	4,188	53,403
	Bancolombia SA, Sponsored ADR	5,146	199,510
	Bancolombia SA	11,677	114,528
	Celsia SA ESP	133,798	144,345
	Cementos Argos SA	60,870	92,351
*	CEMEX Latam Holdings SA	45,944	31,922
*	Corp. Financiera Colombiana SA	31,755	232,667
	Ecopetrol SA	314,022	254,359
	Grupo Argos SA	74,124	269,678
	Grupo Aval Acciones y Valores SA, ADR	15,916	66,529
	Grupo Energia Bogota SA ESP	61,864	39,388
	Interconexion Electrica SA ESP	28,415	156,218

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Mineros SA	34,730	$28,474
	Promigas SA ESP	11,599	20,411

TOTAL COLOMBIA			1,743,704

CZECH REPUBLIC — (0.0%)
	CEZ AS	19,780	847,881
	Komercni Banka AS	9,798	321,765
Ω	Moneta Money Bank AS	68,535	256,606
	Philip Morris CR AS	107	80,629

TOTAL CZECH REPUBLIC			1,506,881

DENMARK — (1.5%)
*	ALK-Abello AS	37,080	808,853
	Alm Brand AS	295,280	509,643
#	Ambu AS, Class B	5,839	76,856
	AP Moller - Maersk AS, Class A	218	617,079
	AP Moller - Maersk AS, Class B	228	659,884
#*	Bang & Olufsen AS	38,004	90,970
	BankNordik P/F	1,133	19,972
#*	Bavarian Nordic AS	21,834	414,210
#*	Bioporto A/S	43,970	8,244
#*	Brodrene Hartmann AS	1,589	52,394
	Carlsberg AS, Class B	13,795	1,752,422
	Chemometec AS	3,355	379,257
	Chr Hansen Holding AS	22,052	1,718,065
	Coloplast AS, Class B	6,569	885,033
*	Columbus AS	29,642	38,987
	D/S Norden AS	14,223	528,464
	Danske Bank AS	82,240	1,261,467
*	Demant AS	21,151	929,449
	Dfds AS	14,528	562,621
*	Drilling Co. of 1972 AS	4,096	204,260
	DSV AS	9,916	1,625,765
#	FLSmidth & Co. AS	16,862	462,222
*	Genmab AS	6,427	2,259,999
#	GN Store Nord AS	44,914	1,685,601
	H Lundbeck AS	21,573	494,413
*	H+H International A/S, Class B	9,383	229,155
*	ISS AS	48,840	801,662
	Jeudan AS	1,225	47,888
*	Jyske Bank AS	23,137	1,279,340
	Matas AS	11,391	158,129
Ω	Netcompany Group AS	4,599	255,761
*	Nilfisk Holding AS	11,981	335,396
*	NKT AS	13,785	656,985
*Ω	NNIT AS	5,091	62,802
#	North Media AS	2,639	29,418
	Novo Nordisk AS, Class B	142,160	16,238,401
	Novozymes AS, Class B	15,493	1,080,010
*	NTG Nordic Transport Group AS, Class A	1,684	91,439
Ω	Orsted AS	6,113	676,284
	Pandora AS	38,224	3,356,311
*	Parken Sport & Entertainment AS	2,257	28,700
	Per Aarsleff Holding AS	8,213	315,188
	Ringkjoebing Landbobank AS	9,915	1,215,859
	Rockwool International AS, Class A	1,772	492,051
	Rockwool International AS, Class B	2,311	646,341
	Royal Unibrew AS	19,787	1,705,464

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
#*	RTX AS	3,370	$76,199
Ω	Scandinavian Tobacco Group AS, Class A	23,976	499,797
	Schouw & Co. AS	5,347	408,785
	SimCorp AS	15,314	1,072,081
	Solar AS, Class B	2,972	352,457
	SP Group AS	961	46,119
	Spar Nord Bank AS	38,522	489,097
	Sparekassen Sjaelland-Fyn AS	1,733	47,658
	Sydbank AS	27,804	955,703
*	Tivoli AS	652	82,358
	Topdanmark AS	16,733	938,988
#*	TORM PLC, Class A	14,637	143,828
	Tryg AS	47,378	1,126,512
	UIE PLC	639	190,736
	Vestas Wind Systems AS	84,310	2,149,989
*	Zealand Pharma AS	7,652	86,276

TOTAL DENMARK			56,415,297

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	80,444	180,730
*	Egyptian Financial Group-Hermes Holding Co., GDR	6,886	13,771

TOTAL EGYPT			194,501

FINLAND — (1.0%)
	Aktia Bank Oyj	18,893	191,570
	Alma Media Oyj	7,872	81,287
	Anora Group Oyj	1,614	14,899
	Atria Oyj	5,381	62,140
*	BasWare Oyj	560	23,260
#	Bittium Oyj	6,855	38,934
	Cargotec Oyj, Class B	11,454	396,589
	Caverion Oyj	20,214	99,000
#	Citycon Oyj	15,706	111,631
	Digia Oyj	4,257	30,810
	Elisa Oyj	27,957	1,638,878
Ω	Enento Group Oyj	1,242	29,411
	eQ Oyj	496	12,221
#*	Finnair Oyj	388,234	191,354
	Fiskars Oyj Abp	9,074	208,782
	Fortum Oyj	76,058	1,264,529
#	Harvia Oyj	1,425	48,811
#	HKScan Oyj, Class A	20,452	29,761
	Huhtamaki Oyj	43,186	1,632,442
	Kamux Corp.	6,742	68,228
	Kemira Oyj	76,521	1,003,739
	Kesko Oyj, Class A	25,288	593,800
	Kesko Oyj, Class B	85,416	2,150,472
	Kojamo Oyj	24,899	495,320
	Kone Oyj, Class B	35,490	1,706,277
*	Konecranes Oyj	23,775	668,166
#	Lassila & Tikanoja Oyj	17,978	193,168
	Marimekko Oyj	725	10,101
#	Metsa Board Oyj, Class A	945	10,347
	Metsa Board Oyj, Class B	59,913	645,670
	Metso Outotec Oyj	105,713	900,141
	Musti Group Oyj	1,754	41,269
	Neste Oyj	25,732	1,104,130
*	Nokia Oyj	423,577	2,147,909

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Nokia Oyj, Sponsored ADR	124,601	$627,989
	Nokian Renkaat Oyj	52,616	706,558
	Nordea Bank Abp	204,982	2,043,709
	Olvi Oyj, Class A	5,575	185,852
	Oma Saastopankki Oyj	1,744	35,808
	Oriola Oyj, Class A	5,192	11,041
	Oriola Oyj, Class B	71,422	155,195
	Orion Oyj, Class A	8,341	338,002
	Orion Oyj, Class B	38,175	1,497,319
#	Outokumpu Oyj	140,430	689,407
	Pihlajalinna Oyj	2,234	26,771
	Ponsse Oyj	3,929	121,585
	Raisio Oyj, Class V	26,865	62,937
	Rapala VMC Oyj	4,345	28,044
	Revenio Group Oyj	7,382	351,260
	Sampo Oyj, Class A	56,002	2,719,314
	Sanoma Oyj	48,311	610,266
	Scanfil Oyj	2,546	18,526
	Stora Enso Oyj, Class R	132,759	2,612,630
	Taaleri Oyj	2,827	30,783
	Teleste Oyj	754	3,661
Ω	Terveystalo Oyj	5,298	59,342
	TietoEVRY Oyj	27,130	680,617
	Tokmanni Group Corp.	24,258	315,224
	UPM-Kymmene Oyj	78,731	2,723,486
	Uponor Oyj	16,645	292,467
	Vaisala Oyj, Class A	4,331	200,009
	Valmet Oyj	88,004	2,356,816
#	Verkkokauppa.com Oyj	1,289	5,951
	Wartsila OYJ Abp	94,983	762,698
*	WithSecure Oyj	26,483	144,665
	YIT Oyj	51,764	208,356

TOTAL FINLAND			38,471,334

FRANCE — (5.0%)
	ABC arbitrage	10,604	81,751
*	Accor SA	32,700	1,074,313
#*	Aeroports de Paris	2,492	352,493
	Air Liquide SA	33,223	5,747,854
	Airbus SE	43,814	4,796,399
	AKWEL	4,438	81,488
	Albioma SA	14,179	753,703
	Alstom SA	17,044	374,634
	Altamir	4,354	119,974
	Alten SA	9,932	1,332,951
Ω	Amundi SA	7,669	461,137
	Arkema SA	34,993	3,987,253
	Assystem SA	2,373	101,148
#*	Atari SA	4,386	775
	Atos SE	33,872	825,175
	Aubay	3,407	196,413
	AXA SA	141,282	3,737,618
	Axway Software SA	3,324	60,977
#	Bastide le Confort Medical	1,878	74,602
*	Beneteau SA	17,013	213,598
	Bigben Interactive	6,565	98,614
	BioMerieux	8,470	806,359
	BNP Paribas SA	75,527	3,916,179
	Boiron SA	3,519	154,563

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bollore SE	192,166	$896,728
	Bonduelle SCA	9,646	162,609
*††	Bourbon Corp	4,401	0
#	Bouygues SA	76,559	2,632,347
	Bureau Veritas SA	44,389	1,275,150
	Burelle SA	16	9,019
	Capgemini SE	17,983	3,660,961
	Carrefour SA	182,950	3,879,924
#*	Casino Guichard Perrachon SA	18,513	324,365
	Catana Group	7,299	60,119
	CBo Territoria	9,164	36,919
#*	Cegedim SA	2,736	70,938
*	CGG SA	315,177	362,591
	Chargeurs SA	6,064	109,831
	Cie de Saint-Gobain	91,815	5,356,318
*	Cie des Alpes	11,970	185,129
	Cie Generale des Etablissements Michelin SCA	43,454	5,382,209
#	Cie Plastic Omnium SA	32,863	531,977
#*	Claranova SE	4,482	15,775
#	CNP Assurances	34,280	753,286
*	Coface SA	41,198	493,893
	Credit Agricole SA	65,620	708,569
	Danone SA, Sponsored ADR	930	11,216
	Danone SA	53,856	3,256,740
	Dassault Aviation SA	2,660	446,362
	Dassault Systemes SE	13,035	576,464
	Delta Plus Group	100	9,063
	Derichebourg SA	50,289	453,825
	Edenred	31,802	1,597,165
	Eiffage SA	35,461	3,501,727
	Electricite de France SA	67,749	615,909
	Electricite de Strasbourg SA	236	26,137
*Ω	Elior Group SA	42,103	128,556
*	Elis SA	68,675	984,885
	Engie SA	248,772	2,935,626
*	Eramet SA	4,210	561,117
*	ESI Group	594	40,827
	EssilorLuxottica SA	11,553	1,966,872
*	Etablissements Maurel et Prom SA	23,457	106,944
	Eurazeo SE	11,745	902,475
	Eurofins Scientific SE	25,027	2,325,954
Ω	Euronext NV	26,067	2,088,544
	Eutelsat Communications SA	78,756	875,247
	Exel Industries, Class A	664	46,325
	Faurecia SE	47,991	1,044,039
	Fnac Darty SA	9,670	478,784
	Gaztransport Et Technigaz SA	7,924	943,578
	Getlink SE	34,722	635,382
*	GL Events	2,338	43,453
	Groupe Crit	1,957	137,791
	Groupe Gorge SA	782	15,495
	Guerbet	3,534	92,175
*	Haulotte Group SA	4,122	16,510
	Hermes International	2,489	3,069,079
	HEXAOM	1,748	55,072
*	ID Logistics Group	1,050	334,389
	Imerys SA	14,116	555,335
	Infotel SA	672	38,695
	Interparfums SA	2,402	133,277

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Ipsen SA	9,995	$1,036,119
	IPSOS	18,653	897,975
	Jacquet Metals SACA	7,037	151,594
*	JCDecaux SA	31,152	653,042
#	Kaufman & Broad SA	9,388	285,514
	Kering SA	5,623	2,991,843
	Korian SA	31,391	659,241
Ω	La Francaise des Jeux SAEM	14,457	539,838
	Lagardere SA	27,324	715,662
	Laurent-Perrier	384	36,357
	Lectra	12,530	519,463
	Legrand SA	33,168	2,939,155
	Linedata Services	2,487	113,667
	LISI	10,273	232,259
	LNA Sante SA	2,659	98,175
	L’Oreal SA	5,558	2,022,055
	LVMH Moet Hennessy Louis Vuitton SE	21,810	14,114,015
Ω	Maisons du Monde SA	11,816	201,519
	Manitou BF SA	3,915	88,825
	Manutan International	283	19,990
	Mersen SA	7,475	247,242
*	METabolic EXplorer SA	1,359	7,863
	Metropole Television SA	18,765	348,225
#*	Nacon SA	1,313	7,867
	Nexans SA	10,687	973,451
	Nexity SA	19,250	584,548
#*	Nicox	5,711	10,295
	NRJ Group	7,862	49,469
#	Oeneo SA	10,332	152,444
*	OL Groupe SA	7,499	19,530
	Orange SA	535,579	6,376,280
	Orpea SA	11,147	398,642
	Pernod Ricard SA	5,241	1,081,659
	Pharmagest Interactive	609	48,911
	Plastiques Du Val De Loire	5,908	31,646
#*	Prodways Group SA	1,173	3,181
	Publicis Groupe SA, ADR	1,868	28,001
	Publicis Groupe SA	73,620	4,419,900
	Quadient SA	14,778	276,367
#*††	Recylex SA	5,631	2,058
#	Remy Cointreau SA	2,286	453,162
*	Renault SA	53,687	1,311,767
*	Rexel SA	90,924	1,862,547
	Robertet SA	144	133,663
	Rothschild & Co.	11,162	437,315
	Rubis SCA	18,143	482,558
	Safran SA	6,055	650,298
#	Sanofi	41,889	4,427,453
	Sartorius Stedim Biotech	2,227	728,739
	Savencia SA	2,162	140,149
#	Schneider Electric SE	16,796	2,410,089
	SCOR SE	63,064	1,783,060
	SEB SA	9,099	1,092,674
	Seche Environnement SA	808	62,724
	SES SA	161,593	1,445,855
*Ω	SMCP SA	5,952	38,676
	Societe BIC SA	9,439	563,216
	Societe Generale SA	96,106	2,309,816
	Societe LDC SA	263	24,182

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Societe Marseillaise du Tunnel Prado-Carenage SA	433	$12,363
	Societe pour l’Informatique Industrielle	3,659	182,320
	Sodexo SA	15,604	1,173,820
*	SOITEC	3,311	593,095
#*	Solocal Group	29,165	32,491
	Somfy SA	3,652	486,768
	Sopra Steria Group SACA	7,112	1,260,448
	SPIE SA	40,989	964,718
	Stef SA	2,121	209,019
	STMicroelectronics NV	49,318	1,822,160
#	STMicroelectronics NV	9,590	351,186
	Sword Group	2,456	105,748
	Synergie SE	3,392	130,827
*	Technicolor SA	11,946	39,876
*	Technip Energies NV	37,316	453,458
	Teleperformance	9,074	3,256,759
	Television Francaise 1	34,570	292,780
	Thales SA	17,041	2,181,672
	Thermador Groupe	1,268	128,340
#	Tikehau Capital SCA	3,857	89,093
	Totalenergies EP Gabon	398	75,783
#	TotalEnergies SE	176,070	8,645,559
	Trigano SA	4,185	539,201
*	Ubisoft Entertainment SA	25,742	1,163,871
	Union Financiere de France BQE SA	1,562	31,139
	Valeo	102,683	1,866,891
*	Vallourec SA	41,437	488,264
	Veolia Environnement SA, ADR	1,217	35,184
	Veolia Environnement SA	46,913	1,368,761
Ω	Verallia SA	13,153	361,567
	Vetoquinol SA	997	129,825
#	Vicat SA	8,127	244,387
	Vilmorin & Cie SA	2,607	123,865
#	Vinci SA	66,251	6,428,590
	Virbac SA	1,167	471,173
#	Vivendi SE	29,844	342,775
*	Vranken-Pommery Monopole SA	1,450	26,496
	Wavestone	1,706	89,728
*Ω	Worldline SA	37,439	1,472,996
*Ω	X-Fab Silicon Foundries SE	2,546	18,024
*	Xilam Animation SA	451	19,163

TOTAL FRANCE			188,761,675

GERMANY — (4.1%)
	1&1 AG	17,347	365,558
	7C Solarparken AG	12,717	59,021
	Aareal Bank AG	24,766	843,871
	Adesso SE	610	119,559
	Adidas AG	13,360	2,694,166
#*	ADVA Optical Networking SE	25,606	347,564
	All for One Group SE	816	54,151
	Allgeier SE	1,536	69,102
	Allianz SE	22,732	5,129,114
	Allianz SE, Sponsored ADR	14,883	333,379
	Amadeus Fire AG	1,040	145,564
	Aroundtown SA	150,025	754,404
	Atoss Software AG	1,346	195,579
	Aurubis AG	15,226	1,730,273
	BASF SE	38,903	2,048,748

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Basler AG	1,428	$159,789
*	Bauer AG	7,011	66,386
	Bayer AG, Sponsored ADR	1,092	17,892
	Bayer AG	87,779	5,782,094
	Bayerische Motoren Werke AG	72,976	5,959,641
	BayWa AG	6,370	303,772
	Bechtle AG	18,176	839,908
Ω	Befesa SA	1,351	84,371
	Beiersdorf AG	3,480	349,533
	Bertrandt AG	2,454	114,004
#	bet-at-home.com AG	1,209	18,805
*	Bijou Brigitte AG	671	15,674
	Bilfinger SE	13,078	526,356
*	Borussia Dortmund GmbH & Co. KGaA	16,959	66,421
	Brenntag SE	45,305	3,495,891
	CANCOM SE	4,355	210,292
	Carl Zeiss Meditec AG	5,061	635,685
	CECONOMY AG	68,480	234,625
	CENIT AG	3,712	58,255
	Cewe Stiftung & Co. KGAA	4,089	373,234
*	Commerzbank AG	371,066	2,422,440
	CompuGroup Medical SE & Co. KgaA	9,159	489,575
*	Continental AG	22,342	1,531,346
#*	Corestate Capital Holding SA	6,754	58,554
Ω	Covestro AG	71,145	3,063,186
	CropEnergies AG	12,538	162,624
*	CTS Eventim AG & Co. KGaA	11,956	820,613
*	Daimler Truck Holding AG	58,304	1,568,070
*Ω	Delivery Hero SE	3,630	127,605
	Dermapharm Holding SE	5,161	291,806
*	Deutsche Bank AG	255,428	2,551,401
	Deutsche Beteiligungs AG	7,006	217,721
	Deutsche Boerse AG	18,254	3,177,922
#	Deutsche EuroShop AG	11,503	190,585
#*	Deutsche Lufthansa AG	125,694	935,109
Ω	Deutsche Pfandbriefbank AG	56,777	714,575
	Deutsche Post AG	93,242	3,983,528
	Deutsche Telekom AG	371,759	6,848,228
	Deutz AG	57,564	255,134
	DIC Asset AG	13,392	187,353
	DMG Mori AG	3,732	163,877
	Dr Hoenle AG	1,020	27,110
	Draegerwerk AG & Co. KGaA	1,349	61,862
	Duerr AG	23,694	615,801
	E.ON SE	306,495	3,189,680
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,696	235,650
*	EDAG Engineering Group AG	4,778	59,120
	Elmos Semiconductor SE	2,084	103,919
*	ElringKlinger AG	12,064	100,014
	Encavis AG	18,353	400,658
	Energiekontor AG	4,020	384,016
	Evonik Industries AG	58,278	1,524,341
	Fielmann AG	8,958	452,844
	First Sensor AG	1,663	87,641
#*	flatexDEGIRO AG	7,288	124,476
	FORTEC Elektronik AG	461	10,105
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	772,518
	Freenet AG	53,644	1,484,234
	Fresenius Medical Care AG & Co. KGaA	35,908	2,233,005

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Fresenius SE & Co. KGaA	61,375	$2,169,481
	Fuchs Petrolub SE	8,587	228,874
*	Gateway Real Estate AG	1,481	9,929
	GEA Group AG	19,001	739,641
	Gerresheimer AG	14,689	1,020,332
*	Gesco AG	3,358	87,165
	GFT Technologies SE	10,615	421,633
*	GK Software SE	208	28,633
*	Grammer AG	1,202	20,286
	Grand City Properties SA	22,662	400,099
	GRENKE AG	1,343	35,428
*	H&R GmbH & Co. KGaA	5,091	32,711
	Hamburger Hafen und Logistik AG	12,923	210,303
	Hannover Rueck SE	5,621	873,675
Ω	Hapag-Lloyd AG	2,871	1,142,907
	Hawesko Holding AG	778	40,879
	HeidelbergCement AG	37,857	2,180,844
*	Heidelberger Druckmaschinen AG	124,613	275,316
#*	HelloFresh SE	8,231	346,971
	Henkel AG & Co. KGaA	7,742	491,316
	Hensoldt AG	6,642	184,973
*	Highlight Communications AG	2,448	9,682
	Hochtief AG	1,992	120,553
	Hornbach Holding AG & Co. KGaA	3,557	425,786
	Hugo Boss AG	21,212	1,189,630
*	Hypoport SE	949	262,354
	Indus Holding AG	9,144	260,128
	Infineon Technologies AG	28,146	798,874
	Infineon Technologies AG, ADR	2,548	72,338
Ω	Instone Real Estate Group SE	7,603	116,722
	IVU Traffic Technologies AG	3,385	63,465
	Jenoptik AG	10,649	299,331
Ω	JOST Werke AG	3,836	148,374
*	K+S AG	81,739	2,745,448
	KION Group AG	37,408	2,080,856
*	Kloeckner & Co. SE	35,562	458,101
	Knaus Tabbert AG	482	20,489
	Knorr-Bremse AG	8,150	581,214
*	Koenig & Bauer AG	6,842	133,541
	Krones AG	3,585	276,811
	KWS Saat SE & Co. KGaA	2,941	217,025
	Lanxess AG	30,625	1,183,842
	LEG Immobilien SE	12,767	1,309,007
	Leifheit AG	2,142	49,777
#*	Leoni AG	8,992	83,551
#*	Manz AG	584	23,806
*	Medigene AG	4,850	15,156
	Mercedes-Benz Group AG	116,609	8,139,444
	Merck KGaA	4,934	915,392
*	METRO AG	84,932	746,038
	MLP SE	21,650	153,014
	MTU Aero Engines AG	4,373	881,884
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	1,699,134
*	Nagarro SE	1,687	237,196
	Nemetschek SE	14,754	1,170,794
	New Work SE	996	169,655
	Nexus AG	2,162	105,434
*	Nordex SE	22,130	319,383
	Norma Group SE	10,494	258,885

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	OHB SE	2,856	$100,949
	Patrizia AG	13,156	225,042
	Pfeiffer Vacuum Technology AG	1,648	293,369
	PNE AG	25,311	321,503
*	Progress-Werk Oberkirch AG	638	21,032
	ProSiebenSat.1 Media SE	84,797	975,656
	PSI Software AG	1,986	75,339
	Puma SE	20,539	1,511,230
*	PVA TePla AG	854	21,079
*	q.beyond AG	47,394	73,720
*	QIAGEN NV	36,661	1,673,888
	Rational AG	995	606,995
	Rheinmetall AG	20,377	4,593,466
	RTL Group SA	14,468	752,299
	RWE AG	80,928	3,360,082
#	S&T AG	11,418	193,031
*	SAF-Holland SE	20,283	154,157
*	Salzgitter AG	18,233	756,843
	SAP SE, Sponsored ADR	505	50,904
	SAP SE	27,602	2,797,351
	Schloss Wachenheim AG	576	11,354
Ω	Scout24 SE	13,185	833,929
	Secunet Security Networks AG	408	172,741
*	SGL Carbon SE	3,031	16,642
	Siemens AG	25,310	3,111,990
#*	Siemens Energy AG	46,279	891,438
#Ω	Siemens Healthineers AG	1,725	92,236
	Siltronic AG	9,824	922,563
*	Sixt SE	6,009	781,244
	SMA Solar Technology AG	1,185	53,928
*	SNP Schneider-Neureither & Partner SE	340	10,648
	Softing AG	1,374	9,068
	Software AG	15,029	462,589
	Stabilus SE	7,794	367,108
	Stemmer Imaging AG	274	8,640
	STRATEC SE	2,427	274,703
	Stroeer SE & Co. KGaA	12,131	725,755
	Suedzucker AG	26,780	348,772
*	SUESS MicroTec SE	6,740	104,535
	Surteco Group SE	3,208	101,924
	Symrise AG	6,552	779,650
	TAG Immobilien AG	32,978	659,080
	Takkt AG	13,964	225,608
*	Talanx AG	14,201	590,473
*Ω	TeamViewer AG	15,387	184,630
	Technotrans SE	2,550	63,269
	Telefonica Deutschland Holding AG	442,048	1,329,472
*	thyssenkrupp AG	104,316	800,002
	Traffic Systems SE	789	25,552
	Uniper SE	21,982	565,040
	United Internet AG	53,458	1,719,789
*	va-Q-tec AG	716	12,579
#	Varta AG	551	51,555
	VERBIO Vereinigte BioEnergie AG	10,179	721,328
*	Vitesco Technologies Group AG, Class A	4,086	164,222
	Volkswagen AG	4,817	1,044,622
	Vonovia SE	35,311	1,406,816
	Vossloh AG	3,070	117,116
	Wacker Chemie AG	6,689	1,061,330

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Wacker Neuson SE	13,053	$271,008
	Washtec AG	4,170	227,477
#*	Westwing Group SE	222	2,525
	Wuestenrot & Wuerttembergische AG	11,256	212,315
*Ω	Zalando SE	8,078	317,839
	Zeal Network SE	2,653	103,197

TOTAL GERMANY			155,030,673

GREECE — (0.1%)
*	Aegean Airlines SA	2,988	16,699
*	Alpha Services & Holdings SA	214,461	241,406
	Athens Water Supply & Sewage Co. SA	2,738	20,426
	Autohellas Tourist & Trading SA	3,700	36,236
	Bank of Greece	4,789	90,142
*	Ellaktor SA	34,683	49,724
*	Eurobank Ergasias Services & Holdings SA, Class A	271,450	280,556
*††	FF Group	1,384	1,314
*	Fourlis Holdings SA	10,018	39,057
*	GEK Terna Holding Real Estate Construction SA	12,094	124,084
	Hellenic Exchanges - Athens Stock Exchange SA	7,508	29,470
	Hellenic Petroleum Holdings SA	12,606	95,259
	Hellenic Telecommunications Organization SA	19,115	367,735
	Holding Co. ADMIE IPTO SA	19,838	47,580
	JUMBO SA	20,629	334,352
*	LAMDA Development SA	8,468	57,633
	Motor Oil Hellas Corinth Refineries SA	15,893	251,430
	Mytilineos SA	11,731	217,233
*	National Bank of Greece SA	48,124	190,885
	OPAP SA	7,623	112,991
*	Piraeus Financial Holdings SA	7,219	10,422
*	Public Power Corp. SA	10,634	85,139
	Sarantis SA	2,316	17,704
	Terna Energy SA	12,421	232,147
	Titan Cement International SA	2,126	29,901

TOTAL GREECE			2,979,525

HONG KONG — (1.4%)
*	Aceso Life Science Group Ltd.	500,500	5,855
	Aeon Credit Service Asia Co. Ltd.	96,000	62,562
	AIA Group Ltd.	608,200	5,974,809
*	Aidigong Maternal & Child Health Ltd.	366,000	19,895
	Allied Group Ltd.	26,000	9,192
	Analogue Holdings Ltd.	58,000	13,102
	APAC Resources Ltd.	146,000	23,173
*	Applied Development Holdings Ltd.	415,000	5,325
	Asia Financial Holdings Ltd.	72,000	30,941
	Asia Standard International Group Ltd.	326,000	30,812
	Asiasec Properties Ltd.	63,900	3,705
	ASM Pacific Technology Ltd.	78,200	788,083
#	Atlas Corp.	30,443	376,276
	Bank of East Asia Ltd. (The)	275,692	407,946
	Best Mart 360 Holdings Ltd.	40,000	6,492
	BOC Hong Kong Holdings Ltd.	305,500	1,105,867
	BOCOM International Holdings Co. Ltd.	215,000	29,311
††	Brightoil Petroleum Holdings Ltd.	789,000	28,284
Ω	Budweiser Brewing Co. APAC Ltd.	16,000	39,811
	Build King Holdings Ltd.	90,000	9,564
	Cafe de Coral Holdings Ltd.	164,000	257,476

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Cathay Pacific Airways Ltd.	439,454	$439,070
*	Century City International Holdings Ltd.	320,000	14,983
	Chen Hsong Holdings	118,000	32,034
*	China Best Group Holding Ltd.	371,998	36,504
*	China Bright Culture Group.	68,000	2,401
*	China Energy Development Holdings Ltd.	1,658,000	30,956
	China Motor Bus Co. Ltd.	2,400	27,006
#*	China Star Entertainment Ltd.	940,000	99,572
*	China Strategic Holdings Ltd.	5,605,000	23,936
	Chinese Estates Holdings Ltd.	189,000	54,917
	Chinney Investments Ltd.	48,000	9,142
	Chow Sang Sang Holdings International Ltd.	134,000	148,357
	Chow Tai Fook Jewellery Group Ltd.	269,600	452,044
	Chuang’s China Investments Ltd.	440,000	20,273
	Chuang’s Consortium International Ltd.	444,000	48,583
	CITIC Telecom International Holdings Ltd.	1,036,000	371,781
	CK Asset Holdings Ltd.	210,677	1,428,209
	CK Hutchison Holdings Ltd.	183,200	1,285,684
	CK Infrastructure Holdings Ltd.	72,500	487,447
#	CK Life Sciences Int’l Holdings, Inc.	596,000	44,502
	CLP Holdings Ltd.	81,000	790,428
#	C-Mer Eye Care Holdings Ltd.	16,000	8,672
	Convenience Retail Asia Ltd.	92,000	10,992
*	Cowell e Holdings, Inc.	44,000	49,250
Ω	Crystal International Group Ltd.	31,000	12,093
	CSI Properties Ltd.	2,250,000	53,596
*	CSMall Group Ltd.	62,000	4,851
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	130,000	109,250
	Dah Sing Financial Holdings Ltd.	66,400	193,219
	Dickson Concepts International Ltd.	75,000	37,425
	Dynamic Holdings Ltd.	12,000	14,872
	Eagle Nice International Holdings Ltd.	128,000	75,286
	EC Healthcare	92,000	92,465
	EcoGreen International Group Ltd.	50,000	12,107
*	Emperor Capital Group Ltd.	2,052,000	15,124
	Emperor Entertainment Hotel Ltd.	220,000	17,506
	Emperor International Holdings Ltd.	598,000	64,486
	Emperor Watch & Jewellery Ltd.	1,680,000	35,310
*	ENM Holdings Ltd.	360,000	29,557
*	Esprit Holdings Ltd.	977,200	172,148
*Ω	ESR Cayman Ltd.	194,800	591,336
	EuroEyes International Eye Clinic Ltd., Class C	11,000	9,193
	Fairwood Holdings Ltd.	31,500	57,480
	Far East Consortium International Ltd.	483,308	150,617
	First Pacific Co. Ltd.	962,000	387,884
*	First Shanghai Investments Ltd.	392,000	7,868
*Ω	FIT Hon Teng Ltd.	76,000	9,879
*Ω	Frontage Holdings Corp.	86,000	25,400
	FSE Lifestyle Services Ltd.	28,000	18,094
	Galaxy Entertainment Group Ltd.	55,000	313,839
*	Genting Hong Kong Ltd.	188,000	7,451
	Giordano International Ltd.	596,000	124,399
	Golden Resources Development International Ltd.	152,000	9,119
*††	Good Resources Holdings Ltd.	630,000	1,277
*	GR Properties Ltd.	186,000	26,823
	Great Eagle Holdings Ltd.	93,015	217,031
*	G-Resources Group Ltd.	132,950	46,176
	Guoco Group Ltd.	2,000	20,931

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Guotai Junan International Holdings Ltd.	1,273,000	$138,314
#	Haitong International Securities Group Ltd.	1,043,770	165,233
	Hang Lung Group Ltd.	328,000	640,417
	Hang Lung Properties Ltd.	416,000	795,629
	Hang Seng Bank Ltd.	38,300	678,119
	Hanison Construction Holdings Ltd.	60,757	9,306
	Henan Jinma Energy Co. Ltd., Class H.	22,000	10,728
	Henderson Land Development Co. Ltd.	188,909	763,951
	HK Electric Investments & HK Electric Investments Ltd.	260,000	256,633
	HKBN Ltd.	247,000	288,579
	HKR International Ltd.	302,560	110,392
	HKT Trust & HKT Ltd.	923,000	1,322,016
	Hon Kwok Land Investment Co. Ltd.	22,000	7,202
	Hong Kong & China Gas Co. Ltd.	449,168	495,396
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,916,135
	Hong Kong Ferry Holdings Co. Ltd.	18,000	15,988
	Hong Kong Technology Venture Co. Ltd.	150,000	127,121
*	Hongkong & Shanghai Hotels Ltd. (The)	161,683	160,510
Ω	Honma Golf Ltd.	53,500	21,451
††	Hsin Chong Group Holdings Ltd.	620,000	5,183
	Hung Hing Printing Group Ltd.	74,000	11,955
	Hutchison Telecommunications Hong Kong Holdings Ltd.	746,000	124,412
	Hysan Development Co. Ltd.	115,000	338,357
	IGG, Inc.	348,000	143,334
*	Imagi International Holdings Ltd.	90,300	5,645
	International Housewares Retail Co. Ltd.	113,000	37,868
*	IPE Group Ltd.	180,000	17,119
*	IRC Ltd.	1,928,000	51,566
	ITC Properties Group Ltd.	201,073	26,561
	Jacobson Pharma Corp. Ltd.	54,000	4,447
	Johnson Electric Holdings Ltd.	185,913	211,108
	K Wah International Holdings Ltd.	499,072	187,032
	Karrie International Holdings Ltd.	338,000	64,176
	Kerry Logistics Network Ltd.	283,500	651,949
	Kerry Properties Ltd.	209,000	565,164
	Kingmaker Footwear Holdings Ltd.	158,000	21,843
*	Kingston Financial Group Ltd.	962,000	31,269
	Kowloon Development Co. Ltd.	150,000	195,257
*	Kwoon Chung Bus Holdings Ltd.	22,000	5,578
*	Lai Sun Development Co. Ltd.	142,770	66,888
*	Landing International Development Ltd.	679,800	19,449
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	60,894
*	Lifestyle International Holdings Ltd.	190,000	91,355
	Lippo China Resources Ltd.	810,000	12,702
	Lippo Ltd.	58,000	20,794
	Liu Chong Hing Investment Ltd.	84,000	80,301
	L’Occitane International SA.	176,500	553,250
	Luk Fook Holdings International Ltd.	144,000	329,603
	Lung Kee Bermuda Holdings.	74,000	34,847
	Man Wah Holdings Ltd.	668,000	625,199
#*	Mason Group Holdings Ltd.	9,010,798	20,387
	MECOM Power & Construction Ltd.	104,000	44,521
*	Melco International Development Ltd.	218,000	172,124
#*	Melco Resorts & Entertainment Ltd., ADR.	3,081	17,623
*	Midland Holdings Ltd.	154,854	16,270
	Miramar Hotel & Investment.	79,000	126,106
	Modern Dental Group Ltd.	140,000	51,060
*	Mongolian Mining Corp.	147,000	62,718
	MTR Corp. Ltd.	106,333	564,958

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	NagaCorp Ltd.	276,000	$246,672
	Nameson Holdings Ltd.	354,000	18,933
	New World Development Co. Ltd.	301,952	1,154,903
*	NewOcean Energy Holdings Ltd.	370,000	1,839
	Nissin Foods Co. Ltd.	65,000	42,734
	NWS Holdings Ltd.	547,116	495,293
	Orient Overseas International Ltd.	18,000	496,694
	Oriental Watch Holdings.	155,596	85,601
*	Oshidori International Holdings Ltd.	1,594,198	101,139
	Pacific Basin Shipping Ltd.	1,992,000	913,951
*	Pacific Century Premium Developments Ltd.	218,483	13,103
	Pacific Textiles Holdings Ltd.	508,000	223,664
*	Palace Banquet Holdings Ltd.	85,000	7,997
*	Paliburg Holdings Ltd.	128,000	33,480
*	Paradise Entertainment Ltd.	132,000	13,512
	PC Partner Group Ltd.	122,000	148,792
	PCCW Ltd.	1,832,658	1,038,316
	Pentamaster International Ltd.	118,000	14,323
#	Perfect Medical Health Management Ltd.	124,000	71,904
	Pico Far East Holdings Ltd.	324,000	48,015
	Playmates Holdings Ltd.	260,000	22,715
	Plover Bay Technologies Ltd.	24,000	9,896
	Power Assets Holdings Ltd.	122,000	820,910
	Prada SpA.	80,100	498,393
*	PT International Development Co. Ltd.	454,000	12,483
	Public Financial Holdings Ltd.	156,000	48,043
*Ω	Razer, Inc.	648,000	221,130
#*	Regal Hotels International Holdings Ltd.	120,000	47,967
Ω	Regina Miracle International Holdings Ltd.	81,000	48,569
	Safety Godown Co. Ltd.	24,000	9,223
*	Sands China Ltd.	34,000	74,942
	SAS Dragon Holdings Ltd.	88,000	50,396
	SEA Holdings Ltd.	60,582	48,588
*	Shangri-La Asia Ltd.	422,000	319,514
*	Shun Tak Holdings Ltd.	648,000	131,271
	Sing Tao News Corp. Ltd.	146,000	6,632
	Singamas Container Holdings Ltd.	444,000	61,428
	Sino Land Co. Ltd.	690,310	912,440
	SITC International Holdings Co. Ltd.	372,000	1,236,702
*	SJM Holdings Ltd.	686,000	288,163
	SmarTone Telecommunications Holdings Ltd.	218,000	113,841
	Solomon Systech International Ltd.	292,000	20,021
	Soundwill Holdings Ltd.	41,000	35,618
*	Space Group Holdings Ltd.	5,000	2,888
	Stella International Holdings Ltd.	163,000	172,373
	Sun Hung Kai & Co. Ltd.	211,000	100,045
	Sun Hung Kai Properties Ltd.	70,500	811,954
	SUNeVision Holdings Ltd.	163,000	135,415
	Swire Pacific Ltd., Class A.	110,500	629,398
	Swire Pacific Ltd., Class B.	187,500	176,778
	Swire Properties Ltd.	90,000	215,690
	TAI Cheung Holdings Ltd.	164,000	100,360
	Tao Heung Holdings Ltd.	168,000	18,709
	Techtronic Industries Co. Ltd.	140,500	1,875,407
*	Television Broadcasts Ltd.	138,200	85,197
	Texhong Textile Group Ltd.	195,000	234,502
	Texwinca Holdings Ltd.	332,000	57,064
*	TOM Group Ltd.	24,000	2,283
*	Town Health International Medical Group Ltd.	242,000	14,120

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tradelink Electronic Commerce Ltd.	290,000	$43,206
	Transport International Holdings Ltd.	83,646	136,834
*	Trendzon Holdings Group Ltd.	136,000	4,312
	United Laboratories International Holdings Ltd.	452,000	221,513
#††	Untrade Convoy.	1,758,000	7,012
#*	Untrade Gold Fin Holdings.	184,000	0
	Untrade Master Glory GP.	197,847	1,230
††	Untrade Mh Development NPV	24,000	665
*††	Untrade Youyuan Holdings	239,000	0
*††	Untrade. C Fiber Optic	310,000	0
††	Untrade.Burwill.	882,000	1,495
	Value Partners Group Ltd.	272,000	102,937
	Vedan International Holdings Ltd.	124,000	10,081
	Vitasoy International Holdings Ltd.	180,000	326,354
#Ω	VPower Group International Holdings Ltd.	315,742	36,282
	VSTECS Holdings Ltd.	350,000	301,333
	VTech Holdings Ltd.	58,600	414,530
	Wai Kee Holdings Ltd.	62,000	27,180
	Wang On Group Ltd.	4,680,000	37,825
*	Wealthking Investments Ltd.	148,000	10,465
Ω	WH Group Ltd.	2,744,632	1,895,440
	Wharf Real Estate Investment Co. Ltd.	97,000	457,119
#	Wing Tai Properties Ltd.	52,000	27,630
*	Xingye Alloy Materials Group Ltd.	86,000	12,831
	Xinyi Glass Holdings Ltd.	632,000	1,398,497
	YTO Express Holdings Ltd.	52,000	14,809
*	Yue Yuen Industrial Holdings Ltd.	333,500	490,540
	Zensun Enterprises Ltd.	142,000	66,490
*	Zhaobangji Properties Holdings Ltd.	344,000	17,805

TOTAL HONG KONG			53,609,656

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	152,802	165,372
	MASTERPLAST Nyrt	917	10,487
	MOL Hungarian Oil & Gas PLC	176,173	1,493,791
*	Opus Global Nyrt	47,307	26,385
*	OTP Bank Nyrt.	19,097	569,652
	Richter Gedeon Nyrt.	5,686	113,448

TOTAL HUNGARY			2,379,135

INDIA — (5.0%)
	63 Moons Technologies Ltd.	9,800	28,075
	Aarti Drugs Ltd.	15,517	93,177
	Aarti Industries Ltd.	40,532	466,197
	Abbott India Ltd.	863	192,299
	ACC Ltd.	19,095	579,101
	Action Construction Equipment Ltd.	11,951	37,357
	Adani Enterprises Ltd.	3,774	114,497
*	Adani Green Energy Ltd.	36,562	1,365,930
	Adani Ports & Special Economic Zone Ltd.	82,442	916,297
*	Adani Power Ltd.	306,505	1,119,676
	Adani Total Gas Ltd.	30,210	969,880
*	Adani Transmission Ltd.	101,435	3,654,267
	ADF Foods Ltd.	874	8,551
*	Aditya Birla Capital Ltd.	190,334	297,121
	Advanced Enzyme Technologies Ltd.	14,719	57,840
	Aegis Logistics Ltd.	24,293	69,801
	Agro Tech Foods Ltd.	1,165	13,831

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Ahluwalia Contracts India Ltd.	7,648	$52,271
	AIA Engineering Ltd.	11,115	279,686
	Ajanta Pharma Ltd.	11,876	267,127
	Akzo Nobel India Ltd.	2,300	56,474
	Alembic Ltd.	28,091	28,274
	Alembic Pharmaceuticals Ltd.	25,708	261,154
	Alkem Laboratories Ltd.	2,714	115,423
	Alkyl Amines Chemicals	3,302	136,173
	Allcargo Logistics Ltd.	31,372	144,080
*	Alok Industries Ltd.	263,381	87,506
	Amara Raja Batteries Ltd.	20,590	149,921
	Ambuja Cements Ltd.	178,272	862,116
	Amrutanjan Health Care Ltd.	2,336	27,380
*††	Amtek Auto Ltd.	25,857	174
	Anant Raj Ltd.	34,045	27,756
	Andhra Sugars Ltd.	28,073	58,917
	Apar Industries Ltd.	4,455	38,979
	Apcotex Industries Ltd.	3,910	30,013
*	APL Apollo Tubes Ltd.	37,580	500,358
	Apollo Hospitals Enterprise Ltd.	11,573	667,995
	Apollo Tyres Ltd.	127,582	338,095
*	Arvind Fashions Ltd.	12,904	47,910
*	Arvind Ltd.	61,309	98,011
	Asahi India Glass Ltd.	12,128	72,857
	Ashiana Housing Ltd.	8,770	17,211
	Ashok Leyland Ltd.	194,617	319,716
*	Ashoka Buildcon Ltd.	45,156	50,601
	Asian Paints Ltd.	22,199	936,343
	Astec Lifesciences Ltd.	1,813	42,530
*Ω	Aster DM Healthcare Ltd.	42,764	107,486
	Astra Microwave Products Ltd.	16,150	53,051
	Astral Ltd.	14,119	395,003
	AstraZeneca Pharma India Ltd.	1,165	41,962
	Atul Ltd.	3,649	422,267
*Ω	AU Small Finance Bank Ltd.	13,734	247,157
	Aurobindo Pharma Ltd.	130,293	1,063,914
	Automotive Axles Ltd.	3,296	68,744
	Avanti Feeds Ltd.	16,178	91,578
*Ω	Avenue Supermarts Ltd.	1,757	89,717
*	Axis Bank Ltd.	250,514	2,366,018
*	Axis Bank Ltd., GDR	1,036	49,210
	Bajaj Auto Ltd.	5,912	287,358
	Bajaj Consumer Care Ltd.	18,382	40,152
*	Bajaj Electricals Ltd.	6,321	90,176
	Bajaj Finance Ltd.	6,711	577,916
	Bajaj Finserv Ltd.	1,234	237,649
*	Bajaj Hindusthan Sugar Ltd.	308,050	68,509
	Bajaj Holdings & Investment Ltd.	8,383	566,918
	Balaji Amines Ltd.	4,219	177,028
	Balkrishna Industries Ltd.	23,789	659,790
	Balmer Lawrie & Co. Ltd.	31,203	48,307
	Balrampur Chini Mills Ltd.	73,082	422,050
	Banco Products India Ltd.	4,272	7,852
Ω	Bandhan Bank Ltd.	41,580	179,820
*	Bank of Baroda.	293,975	428,627
*	Bank of India	27,593	17,184
*	Bank of Maharashtra	390,782	90,501
	Bannari Amman Sugars Ltd.	790	27,602
	BASF India Ltd.	3,176	111,293

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bayer CropScience Ltd.	564	$34,129
	BEML Ltd.	5,370	115,441
	Berger Paints India Ltd.	34,794	326,390
*	BF Utilities Ltd.	4,868	24,136
	Bhansali Engineering Polymers Ltd.	4,216	6,877
	Bharat Bijlee Ltd.	1,368	30,351
	Bharat Dynamics Ltd.	8,414	81,744
	Bharat Electronics Ltd.	309,272	953,796
	Bharat Forge Ltd.	54,243	494,481
*	Bharat Heavy Electricals Ltd.	314,218	213,932
	Bharat Petroleum Corp. Ltd.	60,550	285,062
	Bharat Rasayan Ltd.	275	50,279
*	Bharti Airtel Ltd.	292,695	2,810,988
*	Biocon Ltd.	89,442	431,284
	Birla Corp. Ltd.	9,881	139,944
	Birlasoft Ltd.	76,048	405,313
*	Black Box Ltd.	504	5,159
	Bliss Gvs Pharma Ltd.	16,236	16,976
	BLS International Services Ltd.	4,140	19,429
	Blue Dart Express Ltd.	1,564	138,493
	Blue Star Ltd.	9,183	136,595
	Bodal Chemicals Ltd.	20,599	29,345
	Bombay Burmah Trading Co.	2,359	30,962
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,521	34,622
*	Borosil Renewables Ltd.	9,568	87,099
	Bosch Ltd.	1,298	244,970
	Brigade Enterprises Ltd.	23,168	136,308
	Britannia Industries Ltd.	8,777	375,583
	BSE Ltd.	17,184	201,532
*	Camlin Fine Sciences Ltd.	4,683	7,452
	Can Fin Homes Ltd.	23,250	178,345
*	Canara Bank	96,339	285,948
*	Capacit’e Infraprojects Ltd.	8,742	15,486
	Caplin Point Laboratories Ltd.	5,976	55,045
	Carborundum Universal Ltd.	22,029	223,310
	Care Ratings Ltd.	4,806	28,825
	Castrol India Ltd.	102,916	144,971
	CCL Products India Ltd.	36,778	195,678
	Ceat Ltd.	8,354	122,986
*	Central Bank of India Ltd.	268,110	64,829
	Central Depository Services India Ltd.	10,418	186,241
	Century Enka Ltd.	5,766	44,187
	Century Plyboards India Ltd.	21,503	177,748
	Century Textiles & Industries Ltd.	17,159	185,390
	Cera Sanitaryware Ltd.	2,216	120,380
	CESC Ltd.	157,900	175,477
*	CG Power & Industrial Solutions Ltd.	125,490	322,362
	Chambal Fertilisers & Chemicals Ltd.	67,533	399,822
*	Chennai Petroleum Corp. Ltd.	7,722	27,961
††	Chennai Super Kings Cricket Ltd.	52,326	289
	Cholamandalam Financial Holdings Ltd.	30,613	258,948
	Cholamandalam Investment & Finance Co. Ltd.	100,903	974,466
	Cigniti Technologies Ltd.	4,584	26,111
	Cipla Ltd.	97,860	1,247,468
	City Union Bank Ltd.	128,828	229,656
	Clariant Chemicals India Ltd.	3,474	22,105
	Coal India Ltd.	125,372	297,293
Ω	Cochin Shipyard Ltd.	16,230	70,901
	Coforge Ltd.	4,910	267,303

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Colgate-Palmolive India Ltd.	17,993	$389,344
	Computer Age Management Services Ltd.	1,005	32,097
	Container Corp. of India Ltd.	45,196	381,069
	Coromandel International Ltd.	43,719	508,945
	Cosmo Films Ltd.	3,871	95,228
*	CreditAccess Grameen Ltd.	8,631	116,452
	CRISIL Ltd.	5,681	275,256
	Crompton Greaves Consumer Electricals Ltd.	126,167	630,529
*	CSB Bank Ltd.	4,343	12,092
	Cummins India Ltd.	16,804	225,234
	Cyient Ltd.	15,957	183,467
*	D B Realty Ltd.	13,230	15,326
	Dabur India Ltd.	53,464	387,429
	Dalmia Bharat Ltd.	24,001	474,200
	Dalmia Bharat Sugar & Industries Ltd.	7,147	43,871
	DB Corp. Ltd.	24,605	28,926
*	DCB Bank Ltd.	94,665	98,047
	DCM Shriram Ltd.	20,669	316,691
*	DCW Ltd.	49,031	29,978
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	173,621
	Deepak Nitrite Ltd.	10,448	313,984
	Delta Corp. Ltd.	32,285	111,539
*	DEN Networks Ltd.	14,544	7,728
	Dhampur Sugar Mills Ltd.	16,263	110,094
*	Dhani Services Ltd.	83,065	58,876
	Dhanuka Agritech Ltd.	5,690	52,948
Ω	Dilip Buildcon Ltd.	15,884	54,423
*	Dish TV India Ltd.	343,258	73,089
*	Dishman Carbogen Amcis Ltd.	27,694	58,917
	Divi’s Laboratories Ltd.	17,454	1,017,786
	Dixon Technologies India Ltd.	7,885	446,248
	DLF Ltd.	130,737	626,767
	Dollar Industries Ltd.	1,204	9,030
Ω	Dr Lal PathLabs Ltd.	7,275	246,139
	Dr Reddy’s Laboratories Ltd., ADR.	10,958	588,225
	Dr Reddy’s Laboratories Ltd.	14,181	764,883
*	DRC Systems India Ltd.	2,050	1,152
*	Dredging Corp. of India Ltd.	7,641	34,386
	Dwarikesh Sugar Industries Ltd.	22,777	37,341
*	Dynamatic Technologies Ltd.	681	20,444
	eClerx Services Ltd.	10,246	321,912
	Edelweiss Financial Services Ltd.	141,455	110,125
	Eicher Motors Ltd.	14,683	501,195
	EID Parry India Ltd.	27,575	192,133
*	EIH Associated Hotels.	3,502	21,251
*	EIH Ltd.	48,193	99,907
	Electrosteel Castings Ltd.	143,137	71,046
	Elgi Equipments Ltd.	24,875	111,757
	Emami Ltd.	46,170	294,621
Ω	Endurance Technologies Ltd.	5,716	91,087
	Engineers India Ltd.	88,087	73,598
	EPL Ltd.	13,454	29,496
*Ω	Equitas Small Finance Bank Ltd.	80,509	57,013
Ω	Eris Lifesciences Ltd.	5,873	52,455
	ESAB India Ltd.	775	33,043
	Escorts Ltd.	7,522	159,694
*	Eveready Industries India Ltd.	10,092	42,059
	Everest Industries Ltd.	2,593	19,676
	Everest Kanto Cylinder Ltd.	10,547	26,736

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Excel Industries Ltd.	1,267	$23,634
	Exide Industries Ltd.	132,617	263,317
	Fairchem Organics Ltd.	494	10,387
*	FDC Ltd.	13,235	46,119
	Federal Bank Ltd.	595,372	740,936
	FIEM Industries Ltd.	1,999	25,019
	Filatex India Ltd.	19,717	30,116
	Fine Organic Industries Ltd.	1,267	74,036
	Finolex Cables Ltd.	22,825	118,729
	Finolex Industries Ltd.	77,237	156,195
	Firstsource Solutions Ltd.	78,315	126,331
	Force Motors Ltd.	3,168	49,031
*	Fortis Healthcare Ltd.	183,158	634,866
*	Future Consumer Ltd.	306,868	8,991
	Gabriel India Ltd.	27,470	42,299
	GAIL India Ltd.	449,279	929,098
	Galaxy Surfactants Ltd.	2,102	79,384
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	48,241
	Garware Technical Fibres Ltd.	4,218	167,663
*	Gateway Distriparks Ltd.	96,744	94,475
*	Gati Ltd.	17,181	38,169
*	GE T&D India Ltd.	23,648	38,128
*Ω	General Insurance Corp. of India	16,865	29,161
	Genus Power Infrastructures Ltd.	31,303	42,062
	Geojit Financial Services Ltd.	10,947	9,385
	GHCL Ltd.	23,955	193,069
	GIC Housing Finance Ltd.	18,109	33,637
	Gillette India Ltd.	1,615	111,808
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	174,858
	Glenmark Pharmaceuticals Ltd.	58,036	332,271
	Godawari Power & Ispat Ltd.	11,773	63,717
	Godfrey Phillips India Ltd.	5,565	87,705
*	Godrej Consumer Products Ltd.	33,599	341,029
*	Godrej Industries Ltd.	28,932	185,607
*	Godrej Properties Ltd.	6,517	132,259
	Goodyear India Ltd.	2,222	26,298
	Granules India Ltd.	57,964	211,859
	Graphite India Ltd.	18,159	123,552
	Grasim Industries Ltd.	71,066	1,555,342
	Grauer & Weil India Ltd.	12,806	11,985
	Gravita India Ltd.	2,184	8,896
	Great Eastern Shipping Co. Ltd. (The)	37,226	188,681
	Greaves Cotton Ltd.	16,861	36,061
	Greenlam Industries Ltd.	3,947	18,202
	Greenpanel Industries Ltd.	13,670	107,239
	Greenply Industries Ltd.	16,548	45,058
	Grindwell Norton Ltd.	7,330	162,981
	Gujarat Alkalies & Chemicals Ltd.	13,663	177,105
	Gujarat Ambuja Exports Ltd.	36,412	156,685
	Gujarat Fluorochemicals Ltd.	9,976	363,353
	Gujarat Gas Ltd.	24,930	156,390
	Gujarat Industries Power Co. Ltd.	5,497	6,670
	Gujarat Mineral Development Corp. Ltd.	43,682	104,856
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,533	329,601
	Gujarat Pipavav Port Ltd.	89,581	101,891
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	146,141
	Gujarat State Petronet Ltd.	100,344	341,182
	Gulf Oil Lubricants India Ltd.	3,029	16,804
	Hatsun Agro Product Ltd.	15,077	207,082

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Havells India Ltd.	37,085	$630,367
	HBL Power Systems Ltd.	65,276	73,633
	HCL Technologies Ltd.	135,785	1,913,416
Ω	HDFC Asset Management Co. Ltd.	6,956	183,756
	HDFC Bank Ltd.	182,588	3,267,259
Ω	HDFC Life Insurance Co. Ltd.	14,627	110,755
*	HealthCare Global Enterprises Ltd.	2,300	8,494
	HEG Ltd.	3,340	53,067
	HeidelbergCement India Ltd.	34,643	91,091
	Heritage Foods Ltd.	7,562	30,852
	Hero MotoCorp Ltd.	36,123	1,169,855
	Hester Biosciences Ltd.	950	32,183
	HFCL Ltd.	235,479	224,782
	HG Infra Engineering Ltd.	5,215	41,910
	Hikal Ltd.	22,547	116,674
	HIL Ltd.	1,370	68,000
	Himadri Speciality Chemical Ltd.	96,129	86,792
	Himatsingka Seide Ltd.	16,762	32,222
	Hindalco Industries Ltd.	436,620	2,722,507
	Hinduja Global Solutions Ltd.	7,126	94,457
	Hindustan Aeronautics Ltd.	11,296	233,950
*	Hindustan Construction Co. Ltd.	161,631	33,137
	Hindustan Copper Ltd.	55,468	80,778
*	Hindustan Oil Exploration Co. Ltd.	11,080	29,026
	Hindustan Petroleum Corp. Ltd.	107,240	377,951
	Hindustan Unilever Ltd.	36,054	1,052,250
	Hitachi Energy India Ltd.	229	9,421
	Hle Glascoat Ltd.	293	17,730
	Honda India Power Products Ltd.	1,245	23,401
	Honeywell Automation India Ltd.	297	154,597
	Housing Development Finance Corp. Ltd.	71,710	2,066,467
	HSIL Ltd.	11,207	46,089
	Huhtamaki India Ltd.	7,123	18,258
	I G Petrochemicals Ltd.	4,751	46,043
#	ICICI Bank Ltd., Sponsored ADR	87,297	1,662,135
	ICICI Bank Ltd.	115,986	1,114,606
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	334,405
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	117,754
Ω	ICICI Securities Ltd.	18,452	134,610
	ICRA Ltd.	451	24,011
*	IDFC First Bank Ltd.	1,092,132	557,217
	IDFC Ltd.	434,035	319,653
*	IFB Industries Ltd.	1,075	13,427
*	IFCI Ltd.	305,817	44,633
	IIFL Finance Ltd.	55,498	253,353
	IIFL Securities Ltd.	35,706	41,480
	IIFL Wealth Management Ltd.	8,077	178,334
	India Cements Ltd.	86,812	232,913
	India Glycols Ltd.	4,576	57,333
	India Nippon Electricals Ltd.	1,400	7,945
	Indiabulls Housing Finance Ltd.	107,599	213,584
*	Indiabulls Real Estate Ltd.	108,361	125,162
	Indian Bank.	72,174	152,545
Ω	Indian Energy Exchange Ltd.	123,561	342,158
	Indian Hotels Co. Ltd.	108,964	360,314
	Indian Hume Pipe Co. Ltd. (The)	6,838	16,045
	Indian Metals & Ferro Alloys Ltd.	1,877	9,988
	Indian Oil Corp. Ltd.	183,460	300,123
*	Indian Overseas Bank	508,726	119,596

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indian Railway Catering & Tourism Corp. Ltd.	2,825	$27,229
	Indo Count Industries Ltd.	29,913	60,674
	Indoco Remedies Ltd.	3,978	19,887
*Ω	IndoStar Capital Finance Ltd.	2,569	7,832
	Indraprastha Gas Ltd.	42,275	194,188
*	Indus Towers Ltd.	213,107	581,436
	IndusInd Bank Ltd.	35,507	448,647
	Infibeam Avenues Ltd.	338,796	79,614
	Info Edge India Ltd.	3,852	232,657
	Infosys Ltd.	301,896	6,120,337
	Ingersoll Rand India Ltd.	1,601	35,264
*	Inox Leisure Ltd.	26,126	169,359
*	Inox Wind Energy Ltd.	1,093	9,548
*	Insecticides India Ltd.	1,105	10,328
*	Intellect Design Arena Ltd.	9,226	95,107
*Ω	InterGlobe Aviation Ltd.	6,719	162,326
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	52,594
	Ipca Laboratories Ltd.	26,664	351,498
*	IRB Infrastructure Developers Ltd.	46,610	142,908
Ω	IRCON International Ltd.	78,591	42,465
	ITC Ltd.	482,305	1,625,256
	ITD Cementation India Ltd.	22,260	19,747
*	ITI Ltd.	10,682	13,919
	J Kumar Infraprojects Ltd.	11,676	32,341
*	Jagran Prakashan Ltd.	34,724	30,311
	Jai Corp. Ltd.	15,986	29,393
*	Jaiprakash Associates Ltd.	598,862	72,057
*	Jaiprakash Power Ventures Ltd.	578,463	56,210
*	Jammu & Kashmir Bank Ltd. (The)	95,744	38,175
	Jamna Auto Industries Ltd.	27,803	39,831
	JB Chemicals & Pharmaceuticals Ltd.	8,952	198,476
	JBM Auto Ltd.	1,810	11,991
	Jindal Poly Films Ltd.	7,687	110,829
	Jindal Saw Ltd.	68,205	81,392
*	Jindal Stainless Hisar Ltd.	46,805	215,804
*	Jindal Stainless Ltd.	80,513	193,037
	Jindal Steel & Power Ltd.	151,388	1,057,100
	JK Cement Ltd.	9,251	318,798
	JK Lakshmi Cement Ltd.	16,149	92,611
	JK Paper Ltd.	39,899	186,032
	JK Tyre & Industries Ltd.	33,904	56,466
	JM Financial Ltd.	126,883	126,270
	JMC Projects India Ltd.	5,575	6,007
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	43,265
	JSW Energy Ltd.	153,003	638,464
	JSW Steel Ltd.	336,504	3,163,241
	JTEKT India Ltd.	27,645	28,616
	Jubilant Foodworks Ltd.	100,705	709,592
	Jubilant Ingrevia Ltd.	47,407	308,351
	Jubilant Pharmova Ltd.	47,407	289,955
	Jyothy Labs Ltd.	16,716	33,759
	Kajaria Ceramics Ltd.	35,331	473,610
	Kalpataru Power Transmission Ltd.	22,565	105,730
	Kalyani Steels Ltd.	8,932	36,179
	Kansai Nerolac Paints Ltd.	12,596	77,026
	Karnataka Bank Ltd. (The)	111,612	91,220
	Karur Vysya Bank Ltd.	162,946	102,738
	Kaveri Seed Co. Ltd.	10,833	75,981
	KCP Ltd.	18,420	27,700

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KEC International Ltd.	39,834	$206,284
	KEI Industries Ltd.	27,752	436,713
	Kennametal India Ltd.	974	24,211
*	Kiri Industries Ltd.	7,436	48,069
	Kirloskar Brothers Ltd.	4,402	18,697
	Kirloskar Ferrous Industries Ltd.	3,203	10,282
	Kirloskar Oil Engines Ltd.	11,218	23,586
	Kitex Garments Ltd.	7,762	26,256
	KNR Constructions Ltd.	42,416	148,954
*	Kolte-Patil Developers Ltd.	5,570	19,441
	Kotak Mahindra Bank Ltd.	31,361	726,860
	KPIT Technologies Ltd.	58,305	417,291
	KPR Mill Ltd.	53,906	441,570
	KRBL Ltd.	25,487	79,045
	KSB Ltd.	4,122	71,539
*	L&T Finance Holdings Ltd.	328,652	373,059
Ω	L&T Technology Services Ltd.	4,029	212,505
	LA Opala RG Ltd.	1,909	7,542
	Lakshmi Machine Works Ltd.	1,159	140,789
Ω	Larsen & Toubro Infotech Ltd.	7,341	458,486
	Larsen & Toubro Ltd.	49,554	1,092,054
Ω	Laurus Labs Ltd.	69,964	529,845
*Ω	Lemon Tree Hotels Ltd.	39,151	33,712
	LG Balakrishnan & Bros Ltd.	7,963	67,961
	LIC Housing Finance Ltd.	121,954	598,813
	Linde India Ltd.	3,102	145,007
	LT Foods Ltd.	41,256	46,748
	Lumax Auto Technologies Ltd.	10,082	23,915
	Lumax Industries Ltd.	1,052	13,199
	Lupin Ltd.	62,163	602,907
	LUX Industries Ltd.	1,387	41,621
	Mahanagar Gas Ltd.	9,680	96,874
	Maharashtra Scooters Ltd.	849	42,758
	Maharashtra Seamless Ltd.	9,479	72,670
	Mahindra & Mahindra Financial Services Ltd.	298,747	708,282
	Mahindra & Mahindra Ltd.	145,183	1,742,914
	Mahindra CIE Automotive Ltd.	39,842	113,539
*	Mahindra Holidays & Resorts India Ltd.	34,822	115,485
*	Mahindra Lifespace Developers Ltd.	32,223	160,106
Ω	Mahindra Logistics Ltd.	3,838	25,390
	Maithan Alloys Ltd.	2,030	34,450
	Man Infraconstruction Ltd.	30,854	41,565
	Manappuram Finance Ltd.	235,523	351,607
	Mangalam Cement Ltd.	5,061	25,119
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	38,822
	Marico Ltd.	102,266	694,210
	Marksans Pharma Ltd.	74,161	51,618
	Maruti Suzuki India Ltd.	3,310	329,936
Ω	MAS Financial Services Ltd.	4,593	38,636
	Mastek Ltd.	4,519	164,368
*	Max Financial Services Ltd.	11,671	114,689
*	Max Healthcare Institute Ltd.	21,921	117,183
*	Max Ventures & Industries Ltd.	6,858	9,743
	Mayur Uniquoters Ltd.	8,402	40,650
	Mazagon Dock Shipbuilders Ltd.	12,362	47,805
*	Meghmani Finechem Ltd.	3,103	57,929
	Meghmani Organics Ltd.	33,015	53,376
Ω	Metropolis Healthcare Ltd.	5,618	175,424
	Minda Corp. Ltd.	11,926	38,159

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Minda Industries Ltd.	28,189	$335,279
	Mindtree Ltd.	13,271	607,931
*	Mirza International Ltd.	5,220	14,323
Ω	Mishra Dhatu Nigam Ltd.	14,607	36,580
	MM Forgings Ltd.	3,625	42,076
	MOIL Ltd.	22,181	51,288
	Monte Carlo Fashions Ltd.	3,649	26,544
*	Morepen Laboratories Ltd.	25,505	16,072
	Motherson Sumi Systems Ltd.	309,322	551,911
*	Motherson Sumi Wiring India Ltd.	309,322	279,207
	Motilal Oswal Financial Services Ltd.	12,488	146,164
	Mphasis Ltd.	33,542	1,228,139
	MRF Ltd.	654	618,346
	MSTC Ltd.	7,750	33,791
	Multi Commodity Exchange of India Ltd.	2,793	51,934
	Muthoot Finance Ltd.	66,141	1,084,067
	Nahar Spinning Mills Ltd.	2,592	17,409
*	Narayana Hrudayalaya Ltd.	10,726	97,845
	Natco Pharma Ltd.	28,761	294,431
	National Aluminium Co. Ltd.	319,195	430,852
*	National Fertilizers Ltd.	35,078	26,876
	Nava Bharat Ventures Ltd.	42,413	90,353
	Navin Fluorine International Ltd.	1,958	99,884
	Navneet Education Ltd.	39,220	52,508
	NBCC India Ltd.	153,417	75,246
	NCC Ltd.	133,271	117,390
	NCL Industries Ltd.	8,249	20,167
	NELCO Ltd.	2,004	17,454
	Neogen Chemicals Ltd.	1,507	30,607
	NESCO Ltd.	8,606	64,496
	Nestle India Ltd.	2,994	712,711
*	Network18 Media & Investments Ltd.	10,960	12,390
	Neuland Laboratories Ltd.	461	7,982
	NHPC Ltd.	332,705	143,647
	NIIT Ltd.	25,172	186,752
	Nilkamal Ltd.	2,650	70,106
	NLC India Ltd.	66,590	70,975
	NMDC Ltd.	262,907	544,906
	NOCIL Ltd.	39,174	115,447
	Novartis India Ltd.	1,579	12,844
	NRB Bearings Ltd.	20,512	32,158
	NTPC Ltd.	267,966	545,112
	Nucleus Software Exports Ltd.	3,108	17,378
*	Oberoi Realty Ltd.	36,793	456,811
	Oil & Natural Gas Corp. Ltd.	129,321	267,838
	Oil India Ltd.	56,889	167,653
*	Olectra Greentech Ltd.	3,467	28,643
*	Omaxe Ltd.	19,919	25,858
	OnMobile Global Ltd.	12,044	25,631
	Oracle Financial Services Software Ltd.	3,999	186,313
	Orient Cement Ltd.	38,546	68,930
	Orient Electric Ltd.	26,571	114,561
	Orient Paper & Industries Ltd.	48,586	20,382
	Oriental Aromatics Ltd.	1,033	9,300
	Oriental Carbon & Chemicals Ltd.	1,440	16,461
	Page Industries Ltd.	938	557,340
	Paisalo Digital Ltd.	5,849	56,392
	Panama Petrochem Ltd.	5,121	23,583
Ω	Parag Milk Foods Ltd.	11,590	15,227

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Patel Engineering Ltd.	70,329	$23,480
*	PC Jeweller Ltd.	66,129	18,727
	PCBL Ltd.	61,168	88,820
	Persistent Systems Ltd.	16,947	950,566
	Petronet LNG Ltd.	293,933	778,160
	Pfizer Ltd.	2,126	121,682
	Phoenix Mills Ltd.	14,465	200,178
	PI Industries Ltd.	13,700	505,437
	Pidilite Industries Ltd.	13,377	423,072
	Piramal Enterprises Ltd.	31,460	884,360
*Ω	PNB Housing Finance Ltd.	5,256	25,630
	PNC Infratech Ltd.	30,500	101,501
	Poly Medicure Ltd.	3,192	36,041
	Polyplex Corp. Ltd.	6,105	216,554
	Power Finance Corp. Ltd.	337,298	516,029
	Power Grid Corp. of India Ltd.	216,823	648,024
*	Power Mech Projects Ltd.	1,652	19,861
	Praj Industries Ltd.	24,932	131,950
*	Prakash Industries Ltd.	57,269	56,075
Ω	Prataap Snacks Ltd.	2,707	24,506
	Prestige Estates Projects Ltd.	53,086	326,660
*	Pricol Ltd.	26,229	46,998
*	Prime Focus Ltd.	9,031	9,198
	Prince Pipes & Fittings Ltd.	6,088	52,337
*	Prism Johnson Ltd.	43,150	63,930
	Privi Speciality Chemicals Ltd.	1,483	37,772
	Procter & Gamble Health Ltd.	1,832	107,053
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	312,421
	PSP Projects Ltd.	3,112	21,772
*	PTC India Financial Services Ltd.	58,589	12,798
	PTC India Ltd.	99,145	119,025
*	Punjab National Bank	439,236	199,435
*	Puravankara Ltd.	5,536	7,539
*	PVR Ltd.	11,746	276,049
Ω	Quess Corp. Ltd.	19,671	183,074
	Radico Khaitan Ltd.	19,581	228,882
	Rain Industries Ltd.	61,259	135,219
	Rajesh Exports Ltd.	33,725	276,300
	Rallis India Ltd.	18,917	57,780
	Ramco Cements Ltd.	27,322	282,980
	Ramco Industries Ltd.	13,704	39,129
	Ramkrishna Forgings Ltd.	13,260	32,418
*	Rane Holdings Ltd.	1,110	8,953
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	71,803
	Ratnamani Metals & Tubes Ltd.	3,945	121,079
*	RattanIndia Power Ltd.	143,193	10,050
*	Raymond Ltd.	14,744	159,514
*Ω	RBL Bank Ltd.	157,218	244,021
	REC Ltd.	358,224	591,585
	Redington India Ltd.	209,436	415,825
	Relaxo Footwears Ltd.	12,843	180,876
	Reliance Industrial Infrastructure Ltd.	2,215	31,916
	Reliance Industries Ltd.	235,961	8,578,394
*	Reliance Infrastructure Ltd.	25,268	41,023
*	Reliance Power Ltd.	916,309	173,295
	Repco Home Finance Ltd.	10,088	23,787
	Rhi Magnesita India Ltd.	10,208	79,683
	Rico Auto Industries Ltd.	31,447	15,105
	RITES Ltd.	14,370	49,972

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Route Mobile Ltd.	577	$12,326
*	RPSG Ventures Ltd.	2,272	17,438
*	RSWM Ltd.	3,784	25,012
	Rupa & Co. Ltd.	4,580	31,435
	Sagar Cements Ltd.	10,335	31,282
	Sandhar Technologies Ltd.	3,136	10,396
	Sangam India Ltd.	5,785	28,902
*	Sanghvi Movers Ltd.	3,370	7,978
	Sanofi India Ltd.	2,438	221,636
	Sarda Energy & Minerals Ltd.	2,811	43,772
	Saregama India Ltd.	11,980	66,491
	Sasken Technologies Ltd.	583	6,252
*	Satin Creditcare Network Ltd.	3,262	5,196
	Savita Oil Technologies Ltd.	298	4,412
	SBI Cards & Payment Services Ltd.	5,473	58,829
Ω	SBI Life Insurance Co. Ltd.	11,255	161,513
	Schaeffler India Ltd.	4,560	136,173
*	Schneider Electric Infrastructure Ltd.	14,706	26,157
*	SEAMEC Ltd.	910	12,728
*	SEPC Ltd.	160,737	18,439
	Sequent Scientific Ltd.	6,658	11,664
Ω	SH Kelkar & Co. Ltd.	18,152	36,529
*	Shankara Building Products Ltd.	1,193	11,791
	Sharda Cropchem Ltd.	10,452	84,894
	Sharda Motor Industries Ltd.	1,355	13,485
*	Sheela Foam Ltd.	2,220	101,458
	Shilpa Medicare Ltd.	7,390	44,362
	Shipping Corp. of India Ltd.	59,327	102,887
*	Shoppers Stop Ltd.	2,532	16,403
	Shree Cement Ltd.	734	246,098
*	Shree Renuka Sugars Ltd.	135,400	94,102
	Shriram City Union Finance Ltd.	7,575	168,235
	Shriram Transport Finance Co. Ltd.	56,073	869,774
	Siemens Ltd.	3,071	90,841
*	Sintex Plastics Technology Ltd.	131,299	11,957
*	SIS Ltd.	11,626	76,633
	Siyaram Silk Mills Ltd.	4,652	39,467
	SKF India Ltd.	5,640	247,084
	Sobha Ltd.	19,594	163,205
	Solar Industries India Ltd.	6,105	217,763
	Solara Active Pharma Sciences Ltd.	3,320	27,794
	Somany Ceramics Ltd.	4,551	37,739
	Somany Home Innovation Ltd.	583	2,601
	Sonata Software Ltd.	20,977	203,417
*	South Indian Bank Ltd. (The)	332,336	34,538
	SRF Ltd.	31,640	1,032,002
*	Star Cement Ltd.	15,877	18,986
	State Bank of India	114,695	736,050
	State Bank of India, GDR.	1,026	66,177
	Steel Authority of India Ltd.	394,759	491,996
	Sterlite Technologies Ltd.	52,825	133,031
	Strides Pharma Science Ltd.	21,638	92,064
	Stylam Industries Ltd.	844	11,370
	Subros Ltd.	10,122	43,987
	Sudarshan Chemical Industries.	11,301	77,165
	Sun Pharmaceutical Industries Ltd.	96,135	1,163,767
	Sun TV Network Ltd.	29,483	185,186
	Sundaram Finance Holdings Ltd.	7,208	7,194
	Sundaram Finance Ltd.	9,849	257,793

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundaram-Clayton Ltd.	1,656	$82,013
	Sundram Fasteners Ltd.	16,124	168,475
	Sunteck Realty Ltd.	26,148	163,073
	Suprajit Engineering Ltd.	20,254	92,605
	Supreme Industries Ltd.	13,018	330,427
	Supreme Petrochem Ltd.	11,031	132,948
	Surya Roshni Ltd.	4,754	26,994
	Sutlej Textiles & Industries Ltd.	44,889	45,195
	Suven Pharmaceuticals Ltd.	55,204	429,903
*	Suzlon Energy Ltd.	1,060,140	139,010
	Swaraj Engines Ltd.	1,242	24,508
	Symphony Ltd.	1,873	27,486
*Ω	Syngene International Ltd.	23,694	192,542
	Tamil Nadu Newsprint & Papers Ltd.	15,403	41,534
	Tamilnadu Petroproducts Ltd.	21,605	33,719
	Tanla Platforms Ltd.	13,402	246,079
*	TARC Ltd.	44,042	23,036
	Tata Chemicals Ltd.	59,057	718,227
	Tata Coffee Ltd.	25,162	71,925
	Tata Communications Ltd.	22,946	326,467
	Tata Consultancy Services Ltd.	68,192	3,144,008
	Tata Consumer Products Ltd.	120,169	1,288,548
	Tata Elxsi Ltd.	6,826	683,143
	Tata Metaliks Ltd.	5,683	58,323
*	Tata Motors Ltd.	667,548	3,772,005
	Tata Power Co. Ltd.	176,417	552,751
	Tata Steel Long Products Ltd.	7,583	70,516
	Tata Steel Ltd.	226,261	3,711,952
*	Tata Teleservices Maharashtra Ltd.	28,622	53,308
	TCI Express Ltd.	3,754	90,754
	TD Power Systems Ltd.	4,576	20,555
	Tech Mahindra Ltd.	111,525	1,815,147
	Techno Electric & Engineering Co. Ltd.	19,123	72,468
	Texmaco Rail & Engineering Ltd.	31,382	20,685
	Thermax Ltd.	5,791	159,275
	Thirumalai Chemicals Ltd.	17,134	62,762
*	Thomas Cook India Ltd.	36,462	36,063
Ω	Thyrocare Technologies Ltd.	4,402	46,510
	Tide Water Oil Co. India Ltd.	1,030	15,369
*	Tilaknagar Industries Ltd.	9,930	8,796
	Time Technoplast Ltd.	58,614	73,296
	Timken India Ltd.	4,495	117,403
	Tinplate Co. of India Ltd.	10,194	54,091
*	Titagarh Wagons Ltd.	16,029	21,868
	Titan Co. Ltd.	37,363	1,196,151
	Torrent Pharmaceuticals Ltd.	13,153	483,294
	Torrent Power Ltd.	39,877	276,399
	Tourism Finance Corp. of India Ltd.	12,629	10,143
	Transport Corp. of India Ltd.	10,050	91,640
	Trent Ltd.	3,322	52,747
	Trident Ltd.	564,080	382,326
	Triveni Engineering & Industries Ltd.	40,732	169,609
	Triveni Turbine Ltd.	9,284	23,313
	TTK Prestige Ltd.	10,200	111,929
	Tube Investments of India Ltd.	36,180	879,039
	TV Today Network Ltd.	13,324	69,878
*	TV18 Broadcast Ltd.	207,389	145,149
	TVS Motor Co. Ltd.	46,451	396,043
	TVS Srichakra Ltd.	1,447	32,017

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Uflex Ltd.	11,771	$101,597
	Ugar Sugar Works Ltd.	25,068	22,560
*	Ugro Capital Ltd.	13,207	28,935
	UltraTech Cement Ltd.	9,075	779,761
	Unichem Laboratories Ltd.	12,905	44,845
*	Union Bank of India Ltd.	277,818	137,072
	United Breweries Ltd.	6,349	131,739
*	United Spirits Ltd.	47,033	527,399
	UPL Ltd.	258,990	2,782,378
*	Usha Martin Ltd.	48,729	96,639
*	VA Tech Wabag Ltd.	12,652	47,869
	Vaibhav Global Ltd.	17,605	107,660
	Vakrangee Ltd.	221,710	100,299
	Vardhman Textiles Ltd.	40,475	231,288
*Ω	Varroc Engineering Ltd.	13,072	75,871
	Varun Beverages Ltd.	33,029	466,668
	Vedanta Ltd.	342,056	1,803,945
	Venky’s India Ltd.	636	17,651
	Vesuvius India Ltd.	3,868	51,165
	V-Guard Industries Ltd.	33,652	92,531
	Vinati Organics Ltd.	9,924	269,223
	Vindhya Telelinks Ltd.	2,575	35,983
*	V-Mart Retail Ltd.	1,571	66,322
*	Vodafone Idea Ltd.	1,763,194	217,429
	Voltamp Transformers Ltd.	1,363	33,592
	VRL Logistics Ltd.	13,256	98,316
	VST Industries Ltd.	1,677	71,115
	VST Tillers Tractors Ltd.	975	35,556
	Welspun Corp. Ltd.	50,380	133,615
	Welspun Enterprises Ltd.	21,331	24,536
	Welspun India Ltd.	149,156	161,088
	West Coast Paper Mills Ltd.	14,627	65,823
*	Westlife Development Ltd.	8,074	49,637
	Wheels India Ltd.	1,952	15,977
	Whirlpool of India Ltd.	4,402	93,160
	Wipro Ltd.	135,883	891,400
*	Wockhardt Ltd.	18,419	65,674
*	Wonderla Holidays Ltd.	6,827	20,983
*	Yes Bank Ltd.	644,005	114,027
	Zee Entertainment Enterprises Ltd.	302,810	971,426
*	Zee Media Corp. Ltd.	168,121	46,811
	Zensar Technologies Ltd.	37,855	158,146
	Zydus Lifesciences Ltd.	66,448	304,185
	Zydus Wellness Ltd.	1,476	32,972

TOTAL INDIA			188,401,348

INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	2,319,400	166,707
	Adaro Energy Tbk PT	4,921,100	1,124,348
*	Adhi Karya Persero Tbk PT	754,695	37,445
*	Adi Sarana Armada Tbk PT	314,400	55,140
*	Agung Semesta Sejahtera Tbk PT	379,600	1,308
	AKR Corporindo Tbk PT	2,688,500	197,385
*	Alam Sutera Realty Tbk PT	5,422,500	59,369
	Aneka Tambang Tbk	987,446	176,467
*††	Armidian Karyatama Tbk PT	544,900	352
	Arwana Citramulia Tbk PT	715,400	51,611
	Ashmore Asset Management Indonesia Tbk PT	75,400	8,350
	Astra Agro Lestari Tbk PT	160,800	137,671

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Astra International Tbk PT	2,213,700	$1,155,865
	Astra Otoparts Tbk PT	396,000	31,366
	Bank BTPN Syariah Tbk PT	569,300	135,179
*	Bank Bukopin Tbk PT	6,036,756	89,782
*	Bank Capital Indonesia Tbk PT	3,890,600	46,412
	Bank Central Asia Tbk PT	2,258,500	1,266,729
*	Bank China Construction Bank Indonesia Tbk PT	2,812,000	18,426
	Bank Mandiri Persero Tbk PT	1,155,600	709,579
*	Bank Mayapada International Tbk PT	1,109,200	44,547
	Bank Maybank Indonesia Tbk PT	1,445,900	28,102
*	Bank MNC Internasional Tbk PT	3,083,600	32,218
*	Bank Nationalnobu Tbk PT	303,200	12,201
	Bank Negara Indonesia Persero Tbk PT	1,009,600	637,714
*	Bank Pan Indonesia Tbk PT	1,172,500	81,568
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,027,143	104,248
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	89,406
	Bank Rakyat Indonesia Persero Tbk PT	3,182,834	1,060,479
*	Bank Syariah Indonesia Tbk PT	1,878,000	204,156
	Bank Tabungan Negara Persero Tbk PT	1,366,600	173,425
	Barito Pacific Tbk PT	2,147,800	125,500
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	14,889
	BFI Finance Indonesia Tbk PT	2,343,200	206,760
*	Bintang Oto Global Tbk PT	230,100	21,512
	BISI International Tbk PT	103,200	10,221
	Blue Bird Tbk PT	168,500	15,787
*	Buana Lintas Lautan Tbk PT	3,163,100	34,330
	Bukit Asam Tbk PT	1,380,500	361,329
*	Bumi Serpong Damai Tbk PT	2,039,100	135,136
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,289
*	Capital Financial Indonesia Tbk PT	1,425,900	56,973
	Charoen Pokphand Indonesia Tbk PT	1,064,200	377,277
Ω	Cikarang Listrindo Tbk PT	409,000	19,488
	Ciputra Development Tbk PT	4,754,247	348,323
*	Citra Marga Nusaphala Persada Tbk PT	166,518	25,239
*	Delta Dunia Makmur Tbk PT	2,924,600	109,210
	Dharma Satya Nusantara Tbk PT	1,298,400	53,833
*	Eagle High Plantations Tbk PT	4,013,600	21,569
*	Elang Mahkota Teknologi Tbk PT	1,688,900	347,754
	Elnusa Tbk PT	1,799,200	36,278
	Erajaya Swasembada Tbk PT	3,182,500	114,995
*	FKS Food Sejahtera Tbk PT	1,200,700	14,364
	Gajah Tunggal Tbk PT	847,000	37,960
*††	Garuda Indonesia Persero Tbk PT	2,201,200	6,320
	Garudafood Putra Putri Jaya Tbk PT	1,787,600	67,736
	Gudang Garam Tbk PT	138,300	292,638
*††	Hanson International Tbk PT	36,338,700	0
	Impack Pratama Industri Tbk PT	109,200	28,501
	Indah Kiat Pulp & Paper Tbk PT	830,400	432,790
*	Indika Energy Tbk PT	744,800	136,578
	Indo Tambangraya Megah Tbk PT	156,500	303,273
	Indocement Tunggal Prakarsa Tbk PT	274,100	197,537
	Indofood CBP Sukses Makmur Tbk PT	459,200	241,572
	Indofood Sukses Makmur Tbk PT	1,595,300	694,194
	Indomobil Sukses Internasional Tbk PT	398,300	20,421
	Indosat Tbk PT	340,300	164,415
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,848,476	119,762
	Integra Indocabinet Tbk PT	388,200	18,708
*††	Inti Agri Resources Tbk PT	532,800	345
*	Intiland Development Tbk PT	2,720,500	27,430

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Jaccs Mitra Pinasthika Mustika Tbk PT	324,700	$30,462
	Japfa Comfeed Indonesia Tbk PT	2,060,300	205,744
*	Jasa Marga Persero Tbk PT	377,704	104,783
	Jaya Real Property Tbk PT	1,298,300	44,078
	Kalbe Farma Tbk PT	5,502,700	622,673
*	Kapuas Prima Coal Tbk PT	1,002,500	5,938
*	Kawasan Industri Jababeka Tbk PT	3,773,910	44,141
*	KMI Wire & Cable Tbk PT	513,700	9,977
*	Krakatau Steel Persero Tbk PT	1,204,811	31,459
*	Kresna Graha Investama Tbk PT	1,585,300	5,441
	Link Net Tbk PT	322,400	102,183
	Lippo Cikarang Tbk PT	424,240	34,165
*	Lippo Karawaci Tbk PT	10,772,700	91,994
*	Mahkota Group Tbk PT	172,100	10,613
*	Malindo Feedmill Tbk PT	521,400	22,955
*	Map Aktif Adiperkasa PT	180,400	38,231
	Matahari Department Store Tbk PT	295,800	118,373
*	Matahari Putra Prima Tbk PT	1,179,300	25,911
	Mayora Indah Tbk PT	981,400	118,274
*	Medco Energi Internasional Tbk PT	5,409,600	205,197
	Media Nusantara Citra Tbk PT	2,123,400	147,078
	Medikaloka Hermina Tbk PT	1,614,000	156,318
*	Mega Manunggal Property Tbk PT	586,100	23,586
*	Merdeka Copper Gold Tbk PT	1,256,642	457,955
*	Metro Healthcare Indonesia Tbk PT	883,300	31,652
	Metrodata Electronics Tbk PT	1,934,000	95,262
*	Mitra Adiperkasa Tbk PT	3,535,200	220,033
	Mitra Keluarga Karyasehat Tbk PT	713,100	124,664
*	MNC Kapital Indonesia Tbk PT	1,485,800	21,626
*	MNC Land Tbk PT	14,426,000	87,627
	MNC Studios International Tbk PT	25,800	10,090
*	MNC Vision Networks Tbk PT	4,883,100	34,192
*	Multipolar Tbk PT	2,059,600	28,084
	Nippon Indosari Corpindo Tbk PT	326,544	28,962
	Pabrik Kertas Tjiwi Kimia Tbk PT	471,500	214,928
*	Pacific Strategic Financial Tbk PT	445,200	33,623
*	Pakuwon Jati Tbk PT	6,004,200	231,602
*	Panin Financial Tbk PT	5,284,100	85,881
*	Perusahaan Gas Negara Tbk PT	1,577,700	157,062
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	132,034
*	Pollux Properti Indonesia Tbk PT	288,500	9,069
*††	Pool Advista Indonesia Tbk PT	107,000	69
*	PP Persero Tbk PT	1,316,763	84,513
	Puradelta Lestari Tbk PT	2,101,200	25,210
*	Ramayana Lestari Sentosa Tbk PT	717,500	33,148
*††	Rimo International Lestari Tbk PT	17,222,700	11,138
	Salim Ivomas Pratama Tbk PT	1,294,900	44,970
	Samudera Indonesia Tbk PT	513,000	70,985
	Sarana Menara Nusantara Tbk PT	2,832,900	197,242
	Sariguna Primatirta Tbk PT	530,300	16,244
	Sawit Sumbermas Sarana Tbk PT	1,734,600	126,846
*††	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	58,072
*	Semen Baturaja Persero Tbk PT	601,700	21,168
	Semen Indonesia Persero Tbk PT	834,900	368,417
	Siloam International Hospitals Tbk PT	921,168	66,058
*	Smartfren Telecom Tbk PT	5,742,200	32,842
*††	Sri Rejeki Isman Tbk PT	5,584,400	10,545
	Steel Pipe Industry of Indonesia PT	871,300	19,362

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Sumber Alfaria Trijaya Tbk PT	3,229,000	$380,921
*	Summarecon Agung Tbk PT	3,451,323	169,008
*	Surya Citra Media Tbk PT	7,115,000	124,778
*	Surya Esa Perkasa Tbk PT	1,460,200	124,607
*	Surya Semesta Internusa Tbk PT	2,170,500	56,436
	Telkom Indonesia Persero Tbk PT	1,328,300	422,878
	Telkom Indonesia Persero Tbk PT, ADR	6,000	190,920
	Tempo Scan Pacific Tbk PT	231,900	23,504
*	Timah Tbk PT	691,000	88,200
*††	Tiphone Mobile Indonesia Tbk PT	985,400	1,542
	Tower Bersama Infrastructure Tbk PT	2,037,500	423,039
*††	Trada Alam Minera Tbk PT	8,033,600	5,195
*	Transcoal Pacific Tbk PT	99,800	68,391
	Tunas Baru Lampung Tbk PT	1,230,000	67,323
	Ultrajaya Milk Industry & Trading Co. Tbk PT	97,900	10,496
	Unilever Indonesia Tbk PT	730,500	195,528
	United Tractors Tbk PT	558,300	1,165,004
	Vale Indonesia Tbk PT	245,600	123,185
*	Waskita Beton Precast Tbk PT	2,948,500	19,322
*	Waskita Karya Persero Tbk PT	3,327,686	121,643
	Wijaya Karya Beton Tbk PT	1,250,300	18,268
*	Wijaya Karya Persero Tbk PT	1,387,034	90,631
	XL Axiata Tbk PT	1,891,000	416,242

TOTAL INDONESIA			22,884,601

IRELAND — (0.5%)
	AIB Group PLC	259,471	563,606
*	Bank of Ireland Group PLC	337,989	2,048,454
	Cairn Homes PLC	242,753	292,724
#	CRH PLC, Sponsored ADR	191,724	7,588,436
*	Dalata Hotel Group PLC	29,949	136,797
	FBD Holdings PLC	12,798	133,867
*	Flutter Entertainment PLC	10,298	1,040,151
	Glanbia PLC	34,235	408,162
*Ω	Glenveagh Properties PLC	158,000	190,663
*	Irish Continental Group PLC	44,851	181,679
	Kerry Group PLC, Class A	5,661	624,775
	Kingspan Group PLC	24,759	2,304,742
*	Permanent TSB Group Holdings PLC	27,099	42,640
	Smurfit Kappa Group PLC	85,945	3,631,672

TOTAL IRELAND			19,188,368

ISRAEL — (0.8%)
#	Adgar Investment & Development Ltd.	12,310	27,849
	Afcon Holdings Ltd.	747	42,929
	AFI Properties Ltd.	4,085	245,980
	Africa Israel Residences Ltd.	1,148	80,631
*	Airport City Ltd.	17,221	383,391
*	Allot Ltd.	4,114	23,907
	Alony Hetz Properties & Investments Ltd.	21,217	347,243
	Alrov Properties & Lodgings Ltd.	2,536	165,390
	Amot Investments Ltd.	32,080	243,513
	Arad Ltd.	2,793	39,038
	Ashtrom Group Ltd.	5,097	142,132
	Atreyu Capital Markets Ltd.	1	21
	AudioCodes Ltd.	4,740	111,532
	Aura Investments Ltd.	21,442	46,087
	Automatic Bank Services Ltd.	3,034	18,497

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Avgol Industries 1953 Ltd.	27,468	$19,499
*	Ayalon Holdings Ltd.	1,235	10,377
	Azorim-Investment Development & Construction Co. Ltd.	26,129	135,028
	Azrieli Group Ltd.	2,640	226,771
	Bank Hapoalim BM.	56,267	521,663
	Bank Leumi Le-Israel BM.	142,963	1,500,360
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	35,696
*	Bezeq The Israeli Telecommunication Corp. Ltd.	378,776	600,469
	Big Shopping Centers Ltd.	1,233	186,329
*	BioLine RX Ltd.	86,003	7,719
	Blue Square Real Estate Ltd.	1,087	97,117
*	Brack Capital Properties NV.	732	113,052
*	Camtek Ltd.	7,144	210,257
	Carasso Motors Ltd.	9,001	58,099
*	Castro Model Ltd.	651	20,782
*	Cellcom Israel Ltd.	34,646	200,981
*	Ceragon Networks Ltd.	10,169	19,423
*	Clal Insurance Enterprises Holdings Ltd.	19,796	438,792
*	Compugen Ltd.	2,509	5,649
	Danel Adir Yeoshua Ltd.	1,378	217,254
	Delek Automotive Systems Ltd.	17,123	243,672
*	Delek Group Ltd.	2,989	494,266
	Delta Galil Industries Ltd.	5,756	383,598
	Dor Alon Energy in Israel 1988 Ltd.	1,754	71,225
	Duniec Brothers Ltd.	1,032	66,332
	E&M Computing Ltd.	1,464	4,905
#	Elbit Systems Ltd.	1,958	420,689
	Electra Consumer Products 1970 Ltd.	5,498	310,383
	Electra Ltd.	671	460,441
	Electra Real Estate Ltd.	4,747	79,588
*	Ellomay Capital Ltd.	413	10,463
	Energix-Renewable Energies Ltd.	18,849	63,860
*	Enlight Renewable Energy Ltd.	70,874	152,056
*	Equital Ltd.	10,355	422,348
*	Fattal Holdings 1998 Ltd.	700	100,963
	First International Bank of Israel Ltd. (The)	16,458	691,113
	FMS Enterprises Migun Ltd.	1,064	36,907
	Formula Systems 1985 Ltd.	5,016	485,380
	Fox Wizel Ltd.	4,365	641,787
	Gav-Yam Lands Corp. Ltd.	17,476	192,348
*	Gilat Satellite Networks Ltd.	6,757	49,424
	Hamat Group Ltd.	3,663	35,517
	Harel Insurance Investments & Financial Services Ltd.	50,644	620,738
	Hilan Ltd.	4,774	277,485
*	Hiper Global Ltd.	1,464	5,551
	ICL Group Ltd.	77,014	835,163
	IDI Insurance Co. Ltd.	2,825	93,509
	IES Holdings Ltd.	386	39,304
	Ilex Medical Ltd.	1,150	46,797
	Infinya Ltd.	1,607	147,005
	Inrom Construction Industries Ltd.	18,124	78,262
	Isracard Ltd.	45,780	230,384
	Israel Canada T.R Ltd.	18,128	89,629
	Israel Discount Bank Ltd., Class A	155,057	915,835
	Israel Land Development - Urban Renewal Ltd.	4,029	73,118
	Isras Investment Co. Ltd.	370	90,183
*	Issta Lines Ltd.	793	29,050
*	Kamada Ltd.	4,981	26,739
	Kardan Real Estate Enterprise & Development Ltd.	14,765	21,896

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Kenon Holdings Ltd.	4,298	$245,468
	Kerur Holdings Ltd.	1,856	46,769
	Klil Industries Ltd.	492	40,707
	Levinstein Properties Ltd.	1,006	33,414
	M Yochananof & Sons Ltd.	1,555	92,871
	Magic Software Enterprises Ltd.	8,342	143,986
	Malam - Team Ltd.	2,662	76,548
	Matrix IT Ltd.	10,705	269,763
#	Maytronics Ltd.	16,769	297,747
	Mediterranean Towers Ltd.	17,620	55,613
	Mega Or Holdings Ltd.	4,172	158,860
*	Mehadrin Ltd.	232	12,566
	Meitav Dash Investments Ltd.	8,052	45,791
*	Melisron Ltd.	3,680	298,510
*	Menora Mivtachim Holdings Ltd.	12,951	323,288
	Meshulam Levinstein Contracting & Engineering Ltd.	268	28,246
	Migdal Insurance & Financial Holdings Ltd.	160,246	270,375
	Mivne Real Estate KD Ltd.	60,197	225,546
	Mivtach Shamir Holdings Ltd.	2,452	79,231
	Mizrahi Tefahot Bank Ltd.	33,547	1,240,876
*	Naphtha Israel Petroleum Corp. Ltd.	22,374	177,784
	Nawi Brothers Ltd.	5,014	44,277
*	Neto Malinda Trading Ltd.	2,494	127,124
	Neto ME Holdings Ltd.	612	46,980
*	Nice Ltd.	193	40,130
#*	Nice Ltd., Sponsored ADR	305	62,955
*	Nova Ltd.	7,149	685,551
	Novolog Ltd.	74,680	75,688
*	Oil Refineries Ltd.	830,008	369,411
	One Software Technologies Ltd.	11,900	196,058
#*	OPC Energy Ltd.	14,572	160,201
*	Partner Communications Co. Ltd.	84,067	666,869
*	Paz Oil Co. Ltd.	3,147	487,735
	Peninsula Group Ltd.	23,901	18,622
*	Perion Network Ltd.	4,398	94,034
	Phoenix Holdings Ltd.	49,872	627,412
	Plasson Industries Ltd.	1,820	106,766
	Prashkovsky Investments & Construction Ltd.	1,523	59,783
#*	Priortech Ltd.	2,831	75,103
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,824	289,901
	Sano-Brunos Enterprises Ltd.	249	27,306
	Scope Metals Group Ltd.	3,658	186,073
	Shapir Engineering & Industry Ltd.	31,803	297,555
#*	Shikun & Binui Ltd.	36,862	217,316
	Shufersal Ltd.	36,792	309,553
*	Solegreen Ltd.	1,545	10,366
	Strauss Group Ltd.	10,592	283,136
	Summit Real Estate Holdings Ltd.	15,262	358,545
	Suny Cellular Communication Ltd.	31,041	17,674
	Tadiran Group Ltd.	1,079	174,764
	Tel Aviv Stock Exchange Ltd.	6,088	28,751
	Telsys Ltd.	757	40,349
*	Tera Light Ltd.	12,951	26,036
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	156,285	1,361,242
	Tiv Taam Holdings 1 Ltd.	17,262	45,501
*	Tower Semiconductor Ltd.	29,264	1,413,451
	Victory Supermarket Chain Ltd.	1,508	23,788
	Vitania Ltd.	1,561	14,235
#	YD More Investments Ltd.	9,388	36,507

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	YH Dimri Construction & Development Ltd.	757	$67,972

TOTAL ISRAEL			28,920,049

ITALY — (1.6%)
	A2A SpA	601,238	1,027,250
	ACEA SpA	30,050	515,474
	Amplifon SpA	35,979	1,435,377
Ω	Anima Holding SpA	103,681	505,210
#*	Aquafil SpA	4,743	30,150
*	Arnoldo Mondadori Editore SpA	66,336	135,876
#	Ascopiave SpA	27,198	100,517
#	Assicurazioni Generali SpA	111,193	2,105,226
*	Atlantia SpA	35,519	847,325
	Autostrade Meridionali SpA	137	5,413
	Avio SpA	4,330	51,443
	Azimut Holding SpA	45,235	960,152
	Banca Generali SpA	27,309	902,866
	Banca IFIS SpA	10,751	195,231
	Banca Mediolanum SpA	42,158	306,039
*	Banca Monte dei Paschi di Siena SpA	520	438
	Banca Popolare di Sondrio SpA	183,166	727,433
	Banca Profilo SpA	46,449	11,170
Ω	Banca Sistema SpA	18,647	39,685
#	Banco BPM SpA	643,041	2,026,027
	Banco di Desio e della Brianza SpA	16,694	53,238
	BasicNet SpA	5,690	35,827
	Be Shaping The Future SpA	35,768	126,881
	BF SpA	2,936	10,975
Ω	BFF Bank SpA	47,549	296,497
*	Biesse SpA	1,288	20,094
	BPER Banca	354,637	592,455
	Brembo SpA	38,719	387,530
*	Brunello Cucinelli SpA	11,657	596,647
	Buzzi Unicem SpA	24,375	451,397
	Cairo Communication SpA	27,066	64,094
Ω	Carel Industries SpA	4,807	115,664
	Cementir Holding NV	15,517	108,016
*	CIR SpA-Compagnie Industriali	185,367	80,317
	CNH Industrial NV	156,507	2,217,123
	Credito Emiliano SpA	35,737	218,322
	Danieli & C Officine Meccaniche SpA	14,987	234,445
#	Danieli & C Officine Meccaniche SpA	7,008	149,195
	Davide Campari-Milano NV	499	5,630
	De’ Longhi SpA	9,270	224,795
#	DeA Capital SpA	39,122	52,891
	DiaSorin SpA	6,986	915,108
Ω	doValue SpA	11,348	96,489
*	Elica SpA	3,965	14,043
	Emak SpA	23,116	34,440
	Enel SpA	435,419	2,831,484
	Eni SpA	201,834	2,821,395
	ERG SpA	22,428	772,773
#	Esprinet SpA	9,068	83,752
*	Eurotech SpA	8,670	31,428
	Ferrari NV	9,208	1,938,830
#*	Fincantieri SpA	173,288	105,701
	FinecoBank Banca Fineco SpA	57,230	795,575
*	FNM SpA	63,935	35,877
*	Garofalo Health Care SpA	4,150	20,460

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Gefran SpA	1,857	$18,259
	GPI SpA	722	9,852
	Gruppo MutuiOnline SpA	9,721	297,681
Ω	GVS SpA	3,906	32,534
	Hera SpA	303,423	1,131,644
*	IMMSI SpA	88,096	41,005
#Ω	Infrastrutture Wireless Italiane SpA	39,588	422,417
*	Intek Group SpA	29,824	17,177
	Interpump Group SpA	3,612	146,032
	Intesa Sanpaolo SpA	1,170,618	2,385,388
	Iren SpA	159,197	411,514
	Italgas SpA	133,957	867,325
	Italmobiliare SpA	5,062	160,369
*	Iveco Group NV	31,301	184,158
*	IVS Group SA	3,130	16,333
#*	Juventus Football Club SpA	314,600	102,109
*	Leonardo SpA	136,003	1,399,660
#	Maire Tecnimont SpA	50,309	147,365
	Mediobanca Banca di Credito Finanziario SpA	168,269	1,686,535
#*	MFE-MediaForEurope NV, Class A	217,571	132,853
#	MFE-MediaForEurope NV, Class B	217,571	200,374
#	Moncler SpA	27,682	1,442,058
*	Newlat Food SpA	3,045	19,044
#*Ω	Nexi SpA	6,243	61,231
	Orsero SpA	2,438	31,730
*Ω	OVS SpA	69,768	133,107
	Pharmanutra SpA	964	65,267
	Piaggio & C SpA	94,601	235,894
Ω	Pirelli & C SpA	122,285	606,045
Ω	Poste Italiane SpA	85,475	837,581
#*	Prima Industrie SpA	1,946	32,764
	Prysmian SpA	29,394	956,037
Ω	RAI Way SpA	37,554	220,796
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,045,495
	Reply SpA	5,731	843,701
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	45,182
	Sabaf SpA	2,805	71,976
#	SAES Getters SpA	1,821	42,332
	SAES Getters SpA	2,046	32,151
*	Safilo Group SpA	32,565	54,028
#*	Saipem SpA	192,213	217,537
#*	Salvatore Ferragamo SpA	14,385	250,020
	Sanlorenzo SpA/Ameglia	442	15,629
*	Saras SpA	206,603	192,289
	Sesa SpA	2,079	300,557
	SIT SpA	1,852	12,927
	Snam SpA	151,757	832,327
*	Sogefi SpA	29,462	26,597
	SOL SpA	12,728	223,667
*	Spaxs SpA	14,149	183,588
#	Stellantis NV	503,996	6,766,472
	Tamburi Investment Partners SpA	29,116	265,259
#Ω	Technogym SpA	34,456	260,071
	Telecom Italia SpA	1,752,440	511,749
	Telecom Italia SpA	1,355,110	377,204
	Telecom Italia SpA, Sponsored ADR	8,643	24,460
	Tenaris SA	46,891	716,597
	Tenaris SA, Sponsored ADR	28,235	852,132
	Terna - Rete Elettrica Nazionale	137,860	1,124,397

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Tinexta SpA	6,776	$169,518
#*	Tod’s SpA	2,352	92,963
	TXT e-solutions SpA	1,853	19,044
	UniCredit SpA	271,509	2,512,837
Ω	Unieuro SpA	5,944	99,247
	Unipol Gruppo SpA	170,742	930,991
	UnipolSai Assicurazioni SpA	160,496	451,449
#	Webuild SpA	76,708	130,417
	Zignago Vetro SpA	7,898	96,850

TOTAL ITALY			62,711,488

JAPAN — (13.2%)
	&Do Holdings Co. Ltd.	1,400	9,715
	77 Bank Ltd.	20,800	257,910
	A&A Material Corp.	1,900	12,659
	A&D HOLON Holdings Co. Ltd.	11,800	78,779
	ABC-Mart, Inc.	4,200	174,174
*	Access Co. Ltd.	12,100	52,784
	Achilles Corp.	6,100	60,950
	Acom Co. Ltd.	105,100	270,288
	AD Works Group Co. Ltd.	13,910	15,855
#	Adastria Co. Ltd.	11,700	193,904
	ADEKA Corp.	37,900	726,853
	Ad-sol Nissin Corp.	1,600	19,241
	Advan Group Co. Ltd.	6,600	41,578
	Advance Create Co. Ltd.	3,600	25,693
*	Advanced Media, Inc.	4,300	18,444
	Advantage Risk Management Co. Ltd.	2,200	8,540
	Advantest Corp.	14,500	989,597
	Adventure, Inc.	600	41,631
	Aeon Co. Ltd.	65,024	1,235,798
	Aeon Delight Co. Ltd.	9,500	203,052
	Aeon Fantasy Co. Ltd.	1,800	29,609
	AEON Financial Service Co. Ltd.	40,600	373,252
#	Aeon Hokkaido Corp.	9,900	79,374
	Aeon Mall Co. Ltd.	17,800	216,583
	Aeria, Inc.	8,000	23,335
	AFC-HD AMS Life Science Co. Ltd.	4,100	23,616
	AGC, Inc.	44,000	1,649,534
	Agro-Kanesho Co. Ltd.	1,800	16,287
#	Ahresty Corp.	9,600	26,734
	Ai Holdings Corp.	6,600	86,646
#*	AI inside, Inc.	400	13,578
	Aica Kogyo Co. Ltd.	9,300	215,278
	Aichi Bank Ltd. (The)	3,300	116,700
	Aichi Corp.	12,600	87,677
	Aichi Steel Corp.	4,600	79,619
	Aichi Tokei Denki Co. Ltd.	3,600	42,713
	Aida Engineering Ltd.	21,800	161,505
	Aiful Corp.	103,400	294,723
#	Ain Holdings, Inc.	6,700	300,527
	Ainavo Holdings Co. Ltd.	800	5,750
	Aiphone Co. Ltd.	4,500	68,984
	Air Water, Inc.	64,700	858,757
	Airport Facilities Co. Ltd.	10,500	43,701
#	Airtrip Corp.	3,400	82,862
	Aisan Industry Co. Ltd.	22,700	122,373
	Aisin Corp.	35,100	1,019,675
#	Aizawa Securities Group Co. Ltd.	12,600	64,992

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ajinomoto Co., Inc.	32,900	$854,793
	Ajis Co. Ltd.	2,100	36,438
	Akatsuki Corp.	4,600	10,950
	Akatsuki, Inc.	2,400	55,601
*	Akebono Brake Industry Co. Ltd.	43,900	51,845
	Akita Bank Ltd. (The)	5,900	75,751
	Albis Co. Ltd.	2,900	50,031
	Alconix Corp.	11,500	124,241
	Alfresa Holdings Corp.	39,600	538,509
	Alinco, Inc.	8,800	57,768
#	Alleanza Holdings Co. Ltd.	4,100	31,566
	Alpen Co. Ltd.	7,200	109,138
	Alpha Corp.	3,000	22,529
	Alpha Systems, Inc.	1,000	29,562
	Alps Alpine Co. Ltd.	71,844	636,007
	Alps Logistics Co. Ltd.	1,900	15,628
#	Altech Corp.	6,710	100,338
	Amada Co. Ltd.	80,000	621,197
	Amano Corp.	16,400	315,719
	Amiyaki Tei Co. Ltd.	1,600	35,760
	Amuse, Inc.	800	12,066
*	ANA Holdings, Inc.	9,900	186,621
	Anabuki Kosan, Inc.	1,900	33,004
	Anest Iwata Corp.	8,600	54,563
	Anicom Holdings, Inc.	4,600	21,699
#	Anritsu Corp.	39,400	495,436
	AOI Electronics Co. Ltd.	2,000	30,850
#	AOKI Holdings, Inc.	19,000	89,425
	Aoyama Trading Co. Ltd.	17,800	90,520
	Aoyama Zaisan Networks Co. Ltd.	5,700	53,580
	Aozora Bank Ltd.	29,600	592,608
	Apaman Co. Ltd.	3,200	11,710
#	Arakawa Chemical Industries Ltd.	6,700	53,400
	Arata Corp.	4,400	121,572
#	Arcland Service Holdings Co. Ltd.	4,000	69,125
	Arcs Co. Ltd.	19,100	302,381
#	Ardepro Co. Ltd.	46,200	15,613
	Arealink Co. Ltd.	5,300	61,058
	Argo Graphics, Inc.	3,400	80,706
#	Arisawa Manufacturing Co. Ltd.	10,600	74,134
	ARTERIA Networks Corp.	7,500	76,821
	Artnature, Inc.	9,700	55,317
#	ArtSpark Holdings, Inc.	16,000	103,793
#*	Aruhi Corp.	12,900	99,284
	As One Corp.	2,500	132,732
	Asahi Broadcasting Group Holdings Corp.	4,500	24,456
	Asahi Co. Ltd.	6,500	66,501
	Asahi Diamond Industrial Co. Ltd.	23,700	103,853
	Asahi Group Holdings Ltd.	39,800	1,500,174
	Asahi Holdings, Inc.	36,200	574,619
	Asahi Intecc Co. Ltd.	8,800	170,051
	Asahi Kasei Corp.	296,500	2,432,690
	Asahi Kogyosha Co. Ltd.	3,000	36,443
#	Asahi Net, Inc.	3,700	16,582
	Asahi Yukizai Corp.	7,200	103,985
#	Asanuma Corp.	4,000	156,659
#	Ashimori Industry Co. Ltd.	1,900	13,521
	Asia Pile Holdings Corp.	14,000	45,994
	Asics Corp.	34,300	541,142

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	$46,558
	ASKUL Corp.	9,400	115,108
	Astellas Pharma, Inc.	32,900	500,926
#	Astena Holdings Co. Ltd.	17,100	57,124
	Asti Corp.	1,300	16,700
*	Atrae, Inc.	2,700	37,283
#*	Atsugi Co. Ltd.	9,100	37,568
	Aucnet, Inc.	4,000	47,055
	Autobacs Seven Co. Ltd.	21,000	221,109
	Aval Data Corp.	2,400	51,713
	Avant Corp.	7,100	63,123
	Avantia Co. Ltd.	4,700	30,619
	Avex, Inc.	17,500	188,120
#	Awa Bank Ltd.	12,800	211,269
#	Axell Corp.	2,300	16,764
	Axial Retailing, Inc.	8,500	222,606
	Azbil Corp.	6,400	194,317
	Bandai Namco Holdings, Inc.	13,300	900,449
	Bando Chemical Industries Ltd.	14,200	93,078
#	Bank of Iwate Ltd. (The)	6,900	102,346
#	Bank of Kochi Ltd. (The)	4,100	24,020
	Bank of Kyoto Ltd.	14,600	636,087
#	Bank of Nagoya Ltd. (The)	5,100	123,087
	Bank of Saga Ltd. (The)	6,800	74,768
	Bank of the Ryukyus Ltd.	14,500	90,345
#	Bank of Toyama Ltd. (The)	700	10,836
	Baroque Japan Ltd.	7,100	42,862
	Base Co. Ltd.	400	19,469
	BayCurrent Consulting, Inc.	2,100	688,521
#	Beauty Garage, Inc.	500	10,549
	Beenos, Inc.	2,100	28,979
	Belc Co. Ltd.	5,500	234,230
	Bell System24 Holdings, Inc.	17,200	198,910
	Belluna Co. Ltd.	24,700	138,744
	Benefit One, Inc.	15,300	231,985
	Benesse Holdings, Inc.	12,500	218,711
#*	Bengo4.com, Inc.	1,500	38,600
	Bic Camera, Inc.	19,900	167,964
	BIPROGY, Inc.	25,300	639,204
#	B-Lot Co. Ltd.	2,200	8,393
	BML, Inc.	8,000	205,885
	Bookoff Group Holdings Ltd.	3,100	23,761
	Bourbon Corp.	700	11,230
	BP Castrol KK.	2,900	28,279
#	Br Holdings Corp.	10,200	22,924
*	BrainPad, Inc.	5,700	49,937
	Bridgestone Corp.	46,800	1,715,392
	Broadleaf Co. Ltd.	32,400	91,549
#	Broadmedia Corp.	2,119	16,046
	Broccoli Co. Ltd.	1,400	12,261
	Brother Industries Ltd.	62,300	1,082,748
	Bull-Dog Sauce Co. Ltd.	3,500	51,272
	Bunka Shutter Co. Ltd.	24,700	185,630
	BuySell Technologies Co. Ltd.	900	22,433
	C Uyemura & Co. Ltd.	800	36,978
	CAC Holdings Corp.	3,100	32,271
	Calbee, Inc.	18,400	329,588
#	Can Do Co. Ltd.	190	3,378
	Canare Electric Co. Ltd.	700	8,995

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Canon Electronics, Inc.	8,800	$100,774
	Canon Marketing Japan, Inc.	14,100	306,814
	Canon, Inc., Sponsored ADR	1,500	34,470
	Canon, Inc.	45,900	1,056,120
	Capcom Co. Ltd.	24,100	635,929
#	Careerlink Co. Ltd.	1,800	19,351
#	Carenet, Inc.	3,500	22,283
	Carlit Holdings Co. Ltd.	8,400	41,365
	Casa, Inc.	2,200	13,461
	Casio Computer Co. Ltd.	50,800	526,788
	Cawachi Ltd.	7,300	115,046
#	CDS Co. Ltd.	1,800	24,361
	Central Automotive Products Ltd.	3,900	62,776
	Central Glass Co. Ltd.	15,900	292,783
	Central Japan Railway Co	4,300	541,306
	Central Security Patrols Co. Ltd.	2,100	33,898
#	Central Sports Co. Ltd.	2,600	47,656
	Ceres, Inc.	3,400	37,493
	Charm Care Corp. KK.	3,200	31,969
	Chiba Bank Ltd. (The)	63,300	364,816
	Chiba Kogyo Bank Ltd. (The)	17,300	36,136
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	60,396
	Chino Corp.	3,100	38,282
	Chiyoda Co. Ltd.	7,300	39,526
*	Chiyoda Corp.	32,900	108,779
	Chiyoda Integre Co. Ltd.	5,600	94,217
	Chofu Seisakusho Co. Ltd.	9,200	135,452
	Chori Co. Ltd.	5,000	73,383
	Chubu Electric Power Co., Inc.	42,900	433,078
	Chubu Shiryo Co. Ltd.	10,900	85,631
	Chudenko Corp.	11,500	184,848
	Chuetsu Pulp & Paper Co. Ltd.	3,200	23,043
	Chugai Pharmaceutical Co. Ltd.	9,600	287,665
	Chugai Ro Co. Ltd.	2,300	26,103
	Chugoku Bank Ltd.	56,500	415,476
	Chugoku Electric Power Co., Inc.	37,300	245,677
#	Chugoku Marine Paints Ltd.	12,500	91,664
#	Chukyo Bank Ltd. (The)	5,000	63,209
	Chuo Spring Co. Ltd.	8,000	41,366
	CI Takiron Corp.	19,100	81,381
	Citizen Watch Co. Ltd.	101,600	383,449
	CKD Corp.	900	11,655
#	CK-San-Etsu Co. Ltd.	1,500	47,797
	Cleanup Corp.	10,500	42,392
	CMIC Holdings Co. Ltd.	8,000	92,089
	CMK Corp.	19,100	76,200
	Coca-Cola Bottlers Japan Holdings, Inc.	37,525	420,672
	COLOPL, Inc.	2,500	12,322
	Colowide Co. Ltd.	4,200	53,756
	Computer Engineering & Consulting Ltd.	8,400	76,874
	COMSYS Holdings Corp.	18,805	390,433
	Comture Corp.	7,800	168,475
	Concordia Financial Group Ltd.	247,117	899,285
	CONEXIO Corp.	10,700	120,088
*	COOKPAD, Inc.	2,900	6,069
#	Core Corp.	1,800	19,805
	Corona Corp.	5,700	36,898
	Cosel Co. Ltd.	8,100	47,230
	Cosmo Energy Holdings Co. Ltd.	28,300	703,096

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmos Initia Co. Ltd.	5,600	$17,552
	Cosmos Pharmaceutical Corp.	3,300	304,219
	Cota Co. Ltd.	2,973	32,675
	CRE, Inc.	3,000	37,210
	Create Medic Co. Ltd.	3,600	27,143
	Create Restaurants Holdings, Inc.	29,400	183,864
	Create SD Holdings Co. Ltd.	12,000	274,477
	Credit Saison Co. Ltd.	66,600	750,146
	Creek & River Co. Ltd.	4,300	69,413
	Cresco Ltd.	3,000	43,412
	CTI Engineering Co. Ltd.	4,900	85,933
	CTS Co. Ltd.	8,900	59,199
#	Cube System, Inc.	1,400	9,653
	Curves Holdings Co. Ltd.	7,200	42,203
	CyberAgent, Inc.	56,000	591,632
	Cyberlinks Co. Ltd.	2,300	19,498
	Cybernet Systems Co. Ltd.	1,500	9,703
	Cybozu, Inc.	7,100	70,163
	Dai Nippon Printing Co. Ltd.	28,800	601,863
	Dai Nippon Toryo Co. Ltd.	9,200	55,471
	Daicel Corp.	64,700	395,510
	Dai-Dan Co. Ltd.	5,800	94,585
	Daido Kogyo Co. Ltd.	4,700	33,089
	Daido Metal Co. Ltd.	19,800	85,145
	Daido Steel Co. Ltd.	10,500	299,511
	Daifuku Co. Ltd.	5,500	338,187
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	29,027
	Daihen Corp.	6,800	194,530
#	Daiho Corp.	7,800	267,020
	Dai-Ichi Cutter Kogyo KK.	5,000	52,356
	Daiichi Jitsugyo Co. Ltd.	3,600	104,532
	Daiichi Kensetsu Corp.	1,800	17,755
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	39,862
	Dai-ichi Life Holdings, Inc.	55,500	1,111,333
	Daiichi Sankyo Co. Ltd.	10,900	274,450
	Daiken Corp.	5,500	88,923
#	Daiken Medical Co. Ltd.	4,500	17,851
	Daiki Aluminium Industry Co. Ltd.	18,800	208,366
	Daiki Axis Co. Ltd.	3,000	16,788
	Daikin Industries Ltd.	13,500	2,063,037
	Daikoku Denki Co. Ltd.	4,300	42,247
	Daikokutenbussan Co. Ltd.	3,200	117,770
	Daikyonishikawa Corp.	19,900	76,908
#	Dainichi Co. Ltd.	4,700	23,209
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	77,834
	Daio Paper Corp.	32,500	387,541
	Daiohs Corp.	1,300	10,418
	Daiseki Co. Ltd.	7,920	284,852
	Daiseki Eco. Solution Co. Ltd.	1,200	9,604
	Daishi Hokuetsu Financial Group, Inc.	14,450	279,497
	Daishinku Corp.	10,400	92,546
	Daisue Construction Co. Ltd.	3,800	37,968
	Daito Bank Ltd.	4,300	21,667
	Daito Pharmaceutical Co. Ltd.	7,350	147,015
	Daito Trust Construction Co. Ltd.	11,100	1,069,061
	Daitron Co. Ltd.	3,300	47,873
	Daiwa House Industry Co. Ltd.	102,600	2,466,522
	Daiwa Industries Ltd.	11,800	100,642
	Daiwa Securities Group, Inc.	183,100	897,397

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwabo Holdings Co. Ltd.	43,000	$556,409
	DATA HORIZON Co. Ltd.	700	11,553
	DCM Holdings Co. Ltd.	49,200	406,232
	Dear Life Co. Ltd.	11,300	44,665
*	DeNA Co. Ltd.	22,800	330,465
	Denka Co. Ltd.	36,500	978,492
#	Densan System Holdings Co. Ltd.	3,700	75,005
	Denso Corp.	16,700	1,017,786
	Dentsu Group, Inc.	11,600	418,083
#	Denyo Co. Ltd.	6,100	75,474
	Dexerials Corp.	29,700	651,242
	DIC Corp.	38,800	739,866
	Digital Arts, Inc.	3,900	217,892
	Digital Garage, Inc.	10,600	350,803
	Digital Hearts Holdings Co. Ltd.	4,100	53,439
	Digital Holdings, Inc.	5,700	64,541
	Digital Information Technologies Corp.	3,100	28,324
	Dip Corp.	10,400	339,069
	Direct Marketing MiX, Inc.	4,800	58,921
	Disco Corp.	2,600	636,351
	DKK Co. Ltd.	3,400	63,891
#	DKK-Toa Corp.	1,900	13,185
	DKS Co. Ltd.	4,500	90,253
	DMG Mori Co. Ltd.	43,000	539,666
	Doshisha Co. Ltd.	6,800	80,099
	Double Standard, Inc.	1,200	16,556
	Doutor Nichires Holdings Co. Ltd.	14,300	164,351
	Dowa Holdings Co. Ltd.	21,395	910,157
*	Drecom Co. Ltd.	4,400	16,815
	DTS Corp.	11,000	241,355
	Duskin Co. Ltd.	9,800	209,050
#	Dvx, Inc.	3,100	25,216
	DyDo Group Holdings, Inc.	4,400	170,590
	Dynic Corp.	3,300	18,369
	Eagle Industry Co. Ltd.	12,100	96,411
	Earth Corp.	4,400	185,953
	East Japan Railway Co	9,000	469,321
	Ebara Corp.	5,500	252,600
	Ebara Foods Industry, Inc.	2,300	51,123
	Ebara Jitsugyo Co. Ltd.	3,800	69,570
	Ebase Co. Ltd.	6,400	21,258
	Eco’s Co. Ltd.	4,900	74,905
	EDION Corp.	34,400	309,565
	EF-ON, Inc.	9,860	41,443
	eGuarantee, Inc.	7,200	119,523
	E-Guardian, Inc.	3,400	76,693
#	Ehime Bank Ltd. (The)	14,600	103,617
	Eidai Co. Ltd.	11,700	24,972
	Eiken Chemical Co. Ltd.	8,400	111,252
	Eisai Co. Ltd.	5,400	235,175
	Eizo Corp.	7,000	182,464
	EJ Holdings, Inc.	1,100	9,748
	Elan Corp.	9,500	74,180
	Elecom Co. Ltd.	13,000	155,887
	Electric Power Development Co. Ltd.	18,000	246,650
	Elematec Corp.	8,800	79,475
	en Japan, Inc.	10,600	249,057
	Endo Lighting Corp.	5,800	39,143
	ENEOS Holdings, Inc.	950,800	3,345,497

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Enigmo, Inc.	6,600	$26,052
	Enomoto Co. Ltd.	2,000	23,206
	Enplas Corp.	2,500	53,476
	Enshu Ltd.	3,500	18,396
	Ensuiko Sugar Refining Co. Ltd.	9,000	14,684
	Entrust, Inc.	2,100	8,373
#	eRex Co. Ltd.	9,500	143,797
	ES-Con Japan Ltd.	10,700	62,710
#	Eslead Corp.	3,700	47,953
	ESPEC Corp.	4,400	58,416
	Exedy Corp.	13,000	154,806
	EXEO Group, Inc.	22,145	368,666
	Ezaki Glico Co. Ltd.	9,100	260,884
	F&M Co. Ltd.	1,700	18,443
#	Faith, Inc.	4,000	22,561
#	FALCO HOLDINGS Co. Ltd.	2,100	34,047
	FAN Communications, Inc.	18,400	61,093
	Fancl Corp.	13,800	264,174
	FANUC Corp.	1,800	275,810
	Fast Retailing Co. Ltd.	4,000	1,841,623
	FCC Co. Ltd.	12,300	122,863
#*	FDK Corp.	3,899	21,734
	Feed One Co. Ltd.	10,780	54,994
	Fenwal Controls of Japan Ltd.	700	7,528
#	Ferrotec Holdings Corp.	21,600	396,087
	Fibergate, Inc.	1,000	8,922
	FIDEA Holdings Co. Ltd.	9,420	93,613
	Fields Corp.	6,800	46,553
#	Financial Products Group Co. Ltd.	9,800	59,973
	FINDEX, Inc.	5,100	24,521
#	First Bank of Toyama Ltd. (The)	19,500	48,818
	First Brothers Co. Ltd.	3,900	25,029
#	First Juken Co. Ltd.	4,100	35,315
	First-corp, Inc.	1,100	6,679
	Fixstars Corp.	4,500	28,586
	FJ Next Holdings Co. Ltd.	7,900	60,674
	Food & Life Cos. Ltd.	22,100	524,447
#	Forum Engineering, Inc.	1,200	7,645
#	Forval Corp.	1,400	9,448
	Foster Electric Co. Ltd.	9,500	50,583
	FP Corp.	19,200	434,251
	France Bed Holdings Co. Ltd.	7,200	48,677
#	Freebit Co. Ltd.	6,000	40,580
	Freund Corp.	4,300	24,343
#	F-Tech, Inc.	10,000	41,231
	FTGroup Co. Ltd.	6,700	53,441
	Fudo Tetra Corp.	8,250	98,635
#	Fuji Co. Ltd.	8,000	137,533
	Fuji Corp.	19,300	322,012
	Fuji Corp.	7,200	62,036
	Fuji Corp. Ltd.	11,800	56,251
	Fuji Die Co. Ltd.	2,300	11,564
	Fuji Electric Co. Ltd.	16,900	741,077
	Fuji Kyuko Co. Ltd.	4,900	155,057
	Fuji Media Holdings, Inc.	17,500	151,144
	Fuji Oil Co. Ltd.	17,700	38,064
	Fuji Oil Holdings, Inc.	16,600	235,584
	Fuji Pharma Co. Ltd.	5,100	37,228
	Fuji Seal International, Inc.	18,400	244,370

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Soft, Inc.	6,300	$335,773
	Fujibo Holdings, Inc.	4,500	110,799
	Fujicco Co. Ltd.	6,000	93,757
	FUJIFILM Holdings Corp.	7,300	401,290
	Fujikura Composites, Inc.	8,600	45,122
	Fujikura Kasei Co. Ltd.	10,400	35,460
	Fujikura Ltd.	141,200	667,946
	Fujimak Corp.	1,400	8,031
	Fujimori Kogyo Co. Ltd.	7,400	204,106
	Fujisash Co. Ltd.	35,600	19,699
	Fujishoji Co. Ltd.	3,200	21,021
*	Fujita Kanko, Inc.	600	10,864
	Fujitec Co. Ltd.	16,000	344,832
	Fujitsu General Ltd.	9,400	167,076
	Fujitsu Ltd.	21,600	3,264,822
	Fujiya Co. Ltd.	2,700	49,896
#	FuKoKu Co. Ltd.	6,200	44,821
	Fukuda Corp.	2,600	91,960
	Fukuda Denshi Co. Ltd.	1,600	92,138
#	Fukui Bank Ltd. (The)	9,300	97,005
	Fukui Computer Holdings, Inc.	2,100	52,418
	Fukuoka Financial Group, Inc.	43,832	800,867
	Fukushima Galilei Co. Ltd.	5,100	147,712
	Fukuyama Transporting Co. Ltd.	10,200	285,495
	FULLCAST Holdings Co. Ltd.	6,400	122,452
	Fumakilla Ltd.	1,200	10,173
	Funai Soken Holdings, Inc.	9,770	163,845
	Furukawa Battery Co. Ltd.	2,100	19,408
	Furukawa Co. Ltd.	13,300	129,840
	Furukawa Electric Co. Ltd.	27,800	451,446
#	Furuno Electric Co. Ltd.	10,200	73,676
#	Furuya Metal Co. Ltd.	800	56,961
	Furyu Corp.	8,200	64,766
	Fuso Chemical Co. Ltd.	8,900	261,958
	Fuso Pharmaceutical Industries Ltd.	2,900	47,741
	Futaba Corp.	16,300	83,250
	Futaba Industrial Co. Ltd.	35,800	108,842
	Future Corp.	11,200	164,103
	Fuyo General Lease Co. Ltd.	12,000	649,258
#	G-7 Holdings, Inc.	16,400	205,949
	Gakken Holdings Co. Ltd.	11,000	74,816
	Gakkyusha Co. Ltd.	3,000	37,159
	Gakujo Co. Ltd.	1,300	9,153
	Gecoss Corp.	7,000	42,125
	Genki Sushi Co. Ltd.	2,000	38,368
	Genky DrugStores Co. Ltd.	4,200	117,830
	Geo Holdings Corp.	19,600	190,058
	Geostr Corp.	7,300	17,206
#	Gift Holdings, Inc.	600	10,762
	Giken Ltd.	200	5,488
	GL Sciences, Inc.	1,700	32,012
	GLOBERIDE, Inc.	12,000	242,136
	Glory Ltd.	16,100	258,968
#	Glosel Co. Ltd.	7,000	22,162
	GMO Financial Holdings, Inc.	7,700	47,763
	GMO GlobalSign Holdings KK.	1,300	54,806
	GMO internet, Inc.	17,000	339,748
	GMO Payment Gateway, Inc.	5,800	486,619
	GMO Pepabo, Inc.	500	8,145

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Godo Steel Ltd.	4,200	$42,125
	Goldcrest Co. Ltd.	8,900	115,754
	Goldwin, Inc.	5,200	260,819
	Golf Digest Online, Inc.	6,700	52,484
	Good Com Asset Co. Ltd.	2,800	22,741
#	Grandy House Corp.	4,200	16,983
	gremz, Inc.	1,900	23,713
#	GS Yuasa Corp.	23,216	402,574
	GSI Creos Corp.	3,600	32,967
	G-Tekt Corp.	11,700	112,614
	Gun-Ei Chemical Industry Co. Ltd.	1,900	40,120
	GungHo Online Entertainment, Inc.	15,740	321,133
	Gunma Bank Ltd.	120,400	346,095
	Gunze Ltd.	6,400	184,244
	H.U. Group Holdings, Inc.	29,400	655,105
	H2O Retailing Corp.	36,900	241,373
	HABA Laboratories, Inc.	900	14,080
	Hachijuni Bank Ltd.	129,200	426,068
	Hagihara Industries, Inc.	4,900	38,735
	Hagiwara Electric Holdings Co. Ltd.	2,500	36,191
	Hakudo Co. Ltd.	3,200	61,319
	Hakuhodo DY Holdings, Inc.	28,500	336,345
#	Hakuto Co. Ltd.	4,900	85,861
#	Halows Co. Ltd.	3,100	74,087
	Hamakyorex Co. Ltd.	9,700	217,516
	Hamamatsu Photonics KK	9,500	425,060
#	Hamee Corp.	1,400	11,755
	Handsman Co. Ltd.	800	6,814
	Hankyu Hanshin Holdings, Inc.	28,400	749,521
	Hanwa Co. Ltd.	15,800	386,208
	Happinet Corp.	7,100	82,853
#	Hard Off Corp. Co. Ltd.	4,500	28,348
#	Harima Chemicals Group, Inc.	6,100	36,666
#	Harmonic Drive Systems, Inc.	2,600	65,758
#*	Haruyama Holdings, Inc.	4,600	16,536
	Haseko Corp.	133,700	1,464,955
	Hashimoto Sogyo Holdings Co. Ltd.	700	10,638
	Hazama Ando Corp.	86,900	603,768
	Heiwa Corp.	22,700	341,308
#	Heiwa Real Estate Co. Ltd.	9,800	309,144
	Heiwado Co. Ltd.	14,000	211,206
#*	Hennge KK	1,400	10,985
	Hibiya Engineering Ltd.	7,600	111,465
	Hikari Tsushin, Inc.	2,400	281,024
#	HI-LEX Corp.	7,200	63,123
	Hino Motors Ltd.	55,100	284,426
	Hioki EE Corp.	2,400	143,962
	Hirakawa Hewtech Corp.	4,000	34,060
	Hirano Tecseed Co. Ltd.	4,100	62,724
	Hirata Corp.	1,000	36,744
#	Hirogin Holdings, Inc.	82,300	405,505
	Hirose Electric Co. Ltd.	1,755	222,664
*	Hirose Tusyo, Inc.	1,900	33,722
	Hiroshima Gas Co. Ltd.	9,300	23,262
	Hisaka Works Ltd.	6,800	40,155
	Hisamitsu Pharmaceutical Co., Inc.	7,500	205,475
	Hitachi Construction Machinery Co. Ltd.	12,500	283,017
	Hitachi Ltd.	96,200	4,562,424
*	Hitachi Metals Ltd.	19,900	310,533

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hitachi Transport System Ltd.	7,800	$511,988
	Hitachi Zosen Corp.	74,700	403,099
	Hito Communications Holdings, Inc.	2,200	26,232
	Hochiki Corp.	5,600	51,881
	Hodogaya Chemical Co. Ltd.	3,100	85,814
#	Hogy Medical Co. Ltd.	3,000	74,919
	Hokkaido Coca-Cola Bottling Co. Ltd.	700	22,191
	Hokkaido Electric Power Co., Inc.	57,300	212,703
	Hokkaido Gas Co. Ltd.	4,700	54,663
	Hokkan Holdings Ltd.	5,200	49,898
	Hokko Chemical Industry Co. Ltd.	8,500	66,101
	Hokkoku Financial Holdings, Inc.	8,100	233,665
	Hokuetsu Corp.	50,400	258,200
	Hokuetsu Industries Co. Ltd.	8,800	59,870
	Hokuhoku Financial Group, Inc.	45,100	305,186
#	Hokuriku Electric Industry Co. Ltd.	3,300	29,606
	Hokuriku Electric Power Co.	42,000	166,612
#	Hokuriku Electrical Construction Co. Ltd.	6,000	35,512
	Hokuto Corp.	6,400	100,524
	Honda Motor Co. Ltd., Sponsored ADR	4,900	128,625
	Honda Motor Co. Ltd.	109,700	2,885,499
#	Honda Tsushin Kogyo Co. Ltd.	6,800	24,954
	H-One Co. Ltd.	10,500	48,034
	Honeys Holdings Co. Ltd.	6,900	56,778
	Hoosiers Holdings	18,200	91,413
	Horiba Ltd.	9,700	471,937
	Hoshizaki Corp.	2,200	139,353
	Hosiden Corp.	22,400	213,609
	Hosokawa Micron Corp.	6,800	128,915
	Hotland Co. Ltd.	2,600	27,278
	House Foods Group, Inc.	11,600	271,490
	Howa Machinery Ltd.	5,400	32,794
	Hoya Corp.	26,300	2,610,067
*	HPC Systems, Inc.	700	10,425
	HS Holdings Co. Ltd.	9,600	96,875
	Hulic Co. Ltd.	73,695	622,236
	Hyakugo Bank Ltd.	81,100	214,635
	Hyakujushi Bank Ltd. (The)	9,100	118,086
	Ibiden Co. Ltd.	7,100	265,340
	IBJ, Inc.	7,100	39,000
	Ichigo, Inc.	137,900	309,244
	Ichiken Co. Ltd.	3,100	43,691
	Ichikoh Industries Ltd.	17,800	51,451
	Ichimasa Kamaboko Co. Ltd.	3,500	22,413
	Ichinen Holdings Co. Ltd.	12,700	124,401
	Ichiyoshi Securities Co. Ltd.	11,900	52,382
	Icom, Inc.	3,300	60,727
#	ID Holdings Corp.	5,550	35,893
	Idec Corp.	13,400	236,525
	Idemitsu Kosan Co. Ltd.	64,483	1,699,453
	IDOM, Inc.	37,000	185,395
	Ihara Science Corp.	3,500	53,625
#	IHI Corp.	64,400	1,460,255
	Iida Group Holdings Co. Ltd.	22,300	354,673
	Iino Kaiun Kaisha Ltd.	36,600	207,217
	IJTT Co. Ltd.	9,300	36,729
	Ikegami Tsushinki Co. Ltd.	2,500	11,868
	I’ll, Inc.	1,000	10,576
#	Imagica Group, Inc.	7,200	38,126

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Imasen Electric Industrial	1,400	$6,436
	Imuraya Group Co. Ltd.	1,300	22,469
	Inaba Denki Sangyo Co. Ltd.	10,000	196,124
	Inaba Seisakusho Co. Ltd.	4,800	47,332
	Inabata & Co. Ltd.	19,800	324,001
#	Inageya Co. Ltd.	900	9,338
*	I-NE Co. Ltd.	1,400	36,115
	Ines Corp.	5,600	65,989
#	I-Net Corp.	7,310	68,974
	Infocom Corp.	13,200	225,003
	Infomart Corp.	42,300	210,669
	Information Services International-Dentsu Ltd.	4,900	140,719
	INFRONEER Holdings, Inc.	55,220	402,225
	Innotech Corp.	6,300	65,144
	Inpex Corp.	166,200	1,977,475
	Insource Co. Ltd.	4,500	76,641
	Intage Holdings, Inc.	15,600	189,803
	Intelligent Wave, Inc.	4,800	21,048
	Inter Action Corp.	2,800	41,705
	Internet Initiative Japan, Inc.	13,000	405,746
	I-PEX, Inc.	4,900	53,323
	IR Japan Holdings Ltd.	2,200	69,672
	Iriso Electronics Co. Ltd.	5,200	121,509
	I’rom Group Co. Ltd.	900	13,574
	Ise Chemicals Corp.	600	19,701
	Iseki & Co. Ltd.	7,400	69,966
	Isetan Mitsukoshi Holdings Ltd.	86,800	644,193
	Ishihara Chemical Co. Ltd.	4,000	39,612
	Ishihara Sangyo Kaisha Ltd.	15,600	122,225
	Ishizuka Glass Co. Ltd.	600	8,054
	Isuzu Motors Ltd.	96,000	1,119,915
	Itfor, Inc.	5,500	34,080
	ITmedia, Inc.	2,600	33,431
#	Ito En Ltd.	8,500	349,312
#	ITOCHU Corp.	108,800	3,283,690
	Itochu Enex Co. Ltd.	26,700	221,056
	Itochu Techno-Solutions Corp.	13,200	309,088
	Itochu-Shokuhin Co. Ltd.	2,500	95,456
	Itoham Yonekyu Holdings, Inc.	61,800	311,042
	Itoki Corp.	20,600	56,021
	IwaiCosmo Holdings, Inc.	7,900	76,968
	Iwasaki Electric Co. Ltd.	3,500	62,423
	Iwatani Corp.	18,500	736,055
	Iwatsu Electric Co. Ltd.	4,300	27,891
	Iwatsuka Confectionery Co. Ltd.	1,600	48,776
	Iyo Bank Ltd.	90,300	437,855
	Izumi Co. Ltd.	13,300	289,057
	J Front Retailing Co. Ltd.	61,700	462,357
	J Trust Co. Ltd.	25,100	60,411
	JAC Recruitment Co. Ltd.	4,600	64,743
	Jaccs Co. Ltd.	9,900	250,350
	JAFCO Group Co. Ltd.	40,200	484,657
#	JANOME Corp.	7,000	36,857
*	Japan Airlines Co. Ltd.	22,000	363,208
*	Japan Airport Terminal Co. Ltd.	1,200	49,724
	Japan Aviation Electronics Industry Ltd.	33,800	472,629
	Japan Best Rescue System Co. Ltd.	3,800	29,786
	Japan Cash Machine Co. Ltd.	8,500	46,794
#*	Japan Communications, Inc.	26,300	36,870

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Japan Display, Inc.	136,800	$70,391
	Japan Electronic Materials Corp.	2,800	41,504
	Japan Elevator Service Holdings Co. Ltd.	16,500	215,636
	Japan Exchange Group, Inc.	54,000	804,082
#	Japan Foundation Engineering Co. Ltd.	9,800	57,861
*	Japan Hospice Holdings, Inc.	700	9,253
#	Japan Investment Adviser Co. Ltd.	3,000	27,239
	Japan Lifeline Co. Ltd.	16,500	137,532
	Japan Material Co. Ltd.	19,200	290,078
	Japan Medical Dynamic Marketing, Inc.	8,300	101,114
	Japan Oil Transportation Co. Ltd.	1,100	21,910
#	Japan Petroleum Exploration Co. Ltd.	8,000	159,472
	Japan Post Holdings Co. Ltd.	89,600	628,262
	Japan Post Insurance Co. Ltd.	17,700	286,205
	Japan Property Management Center Co. Ltd.	4,600	35,160
	Japan Pulp & Paper Co. Ltd.	4,400	128,869
	Japan Securities Finance Co. Ltd.	29,000	209,476
	Japan Steel Works Ltd.	5,574	156,878
	Japan Tobacco, Inc.	104,700	1,781,134
	Japan Transcity Corp.	14,800	67,540
	Japan Wool Textile Co. Ltd.	18,700	139,777
	Jastec Co. Ltd.	2,800	23,995
	JBCC Holdings, Inc.	6,700	77,088
	JCR Pharmaceuticals Co. Ltd.	12,500	232,310
	JCU Corp.	10,500	267,437
	Jeol Ltd.	2,600	116,762
	JFE Holdings, Inc.	124,300	1,520,033
	JGC Holdings Corp.	56,000	633,707
#*	JIG-SAW, Inc.	1,500	62,479
#	Jimoto Holdings, Inc.	9,110	42,767
	JINS Holdings, Inc.	4,400	145,017
	JINUSHI Co. Ltd.	7,300	107,407
#	JK Holdings Co. Ltd.	6,500	53,609
	JM Holdings Co. Ltd.	5,400	67,575
*	JMDC, Inc.	3,100	149,493
#	JMS Co. Ltd.	7,600	34,457
*	Joban Kosan Co. Ltd.	2,900	27,969
	J-Oil Mills, Inc.	7,400	90,461
	Joshin Denki Co. Ltd.	5,700	87,907
	Joyful Honda Co. Ltd.	3,600	43,175
	JP-Holdings, Inc.	21,100	34,591
	JSB Co. Ltd.	700	18,728
	JSP Corp.	4,700	54,319
	JSR Corp.	11,900	323,146
	JTEKT Corp.	63,100	439,928
	Juki Corp.	8,500	56,535
	Juroku Financial Group, Inc.	10,200	171,332
	Justsystems Corp.	5,800	252,088
#	JVCKenwood Corp.	99,600	141,452
	K&O Energy Group, Inc.	5,900	75,647
	Kadokawa Corp.	8,300	208,064
	Kadoya Sesame Mills, Inc.	500	13,607
	Kaga Electronics Co. Ltd.	5,600	131,947
	Kagome Co. Ltd.	6,100	152,659
	Kajima Corp.	105,000	1,170,170
	Kakaku.com, Inc.	19,300	404,177
	Kaken Pharmaceutical Co. Ltd.	9,400	284,840
	Kakiyasu Honten Co. Ltd.	3,800	69,608
#	Kameda Seika Co. Ltd.	1,900	61,842

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kamei Corp.	9,400	$75,463
	Kamigumi Co. Ltd.	23,700	402,400
	Kanaden Corp.	6,900	50,323
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	54,110
	Kanamic Network Co. Ltd.	5,700	22,148
#	Kanamoto Co. Ltd.	16,300	243,577
	Kandenko Co. Ltd.	40,400	256,201
	Kaneka Corp.	16,700	446,851
	Kaneko Seeds Co. Ltd.	3,900	53,884
	Kanematsu Corp.	34,500	356,562
	Kanematsu Electronics Ltd.	6,100	182,272
	Kansai Electric Power Co., Inc. (The)	46,400	406,742
	Kansai Food Market Ltd.	3,500	36,281
	Kansai Paint Co. Ltd.	5,600	77,123
	Kanto Denka Kogyo Co. Ltd.	27,400	206,711
	Kao Corp.	37,100	1,486,911
#*	Kasai Kogyo Co. Ltd.	14,200	29,525
	Katakura Industries Co. Ltd.	8,000	155,319
	Katitas Co. Ltd.	9,200	214,607
	Kato Sangyo Co. Ltd.	5,700	147,904
#	Kato Works Co. Ltd.	5,200	30,887
	Kawada Technologies, Inc.	1,900	52,115
	Kawagishi Bridge Works Co. Ltd.	600	13,208
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,800	40,998
	Kawasaki Heavy Industries Ltd.	60,500	1,075,859
#	Kawasaki Kisen Kaisha Ltd.	3,874	202,541
	KDDI Corp.	165,200	5,470,547
	KeePer Technical Laboratory Co. Ltd.	3,600	72,706
	Keihan Holdings Co. Ltd.	12,700	270,888
	Keihanshin Building Co. Ltd.	7,700	80,136
	Keihin Co. Ltd.	1,500	16,400
	Keikyu Corp.	28,500	287,066
	Keio Corp.	6,500	249,292
	Keisei Electric Railway Co. Ltd.	10,399	254,978
	Keiyo Bank Ltd.	41,000	156,245
	Keiyo Co. Ltd.	8,300	58,579
	KEL Corp.	1,800	17,915
	Kenko Mayonnaise Co. Ltd.	4,700	50,258
	Kewpie Corp.	33,900	570,935
	Keyence Corp.	2,800	1,125,612
	KFC Holdings Japan Ltd.	5,600	122,708
	KFC Ltd.	1,500	19,797
	KH Neochem Co. Ltd.	8,300	157,013
	Kikkoman Corp.	11,400	640,693
	Kimoto Co. Ltd.	17,300	28,212
	Kimura Chemical Plants Co. Ltd.	5,900	36,910
	Kinden Corp.	34,500	408,809
	King Co. Ltd.	4,000	16,384
	King Jim Co. Ltd.	4,200	29,545
	Kinki Sharyo Co. Ltd. (The)	1,800	16,477
*	Kintetsu Department Store Co. Ltd.	500	9,882
	Kintetsu Group Holdings Co. Ltd.	11,300	323,985
	Kintetsu World Express, Inc.	17,700	421,658
	Kirin Holdings Co. Ltd.	28,800	419,838
	Kissei Pharmaceutical Co. Ltd.	11,300	223,607
	Ki-Star Real Estate Co. Ltd.	4,300	177,368
	Kitagawa Corp.	4,300	41,364
#	Kita-Nippon Bank Ltd. (The)	3,600	42,951
	Kitano Construction Corp.	1,600	26,348

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kitanotatsujin Corp.	16,200	$21,318
	Kito Corp.	15,500	201,321
	Kitz Corp.	25,100	127,591
#	Kiyo Bank Ltd.	22,500	246,797
*	KLab, Inc.	10,300	35,014
	Koa Corp.	12,400	144,527
	Koatsu Gas Kogyo Co. Ltd.	12,700	63,813
	Kobayashi Pharmaceutical Co. Ltd.	1,600	109,111
	Kobe Bussan Co. Ltd.	15,200	370,565
*	Kobe Electric Railway Co. Ltd.	1,600	39,858
	Kobe Steel Ltd.	121,300	525,877
	Koei Tecmo Holdings Co. Ltd.	910	27,905
	Kohnan Shoji Co. Ltd.	12,300	356,211
	Kohsoku Corp.	3,200	37,880
	Koito Manufacturing Co. Ltd.	6,100	223,837
	Kojima Co. Ltd.	14,600	71,338
	Kokusai Co. Ltd.	1,000	4,725
#	Kokusai Pulp & Paper Co. Ltd.	6,000	13,604
	Kokuyo Co. Ltd.	34,100	444,124
#	KOMAIHALTEC, Inc.	900	13,384
	Komatsu Ltd.	50,100	1,127,574
	Komatsu Matere Co. Ltd.	8,200	95,022
	Komatsu Wall Industry Co. Ltd.	3,000	42,614
	KOMEDA Holdings Co. Ltd.	14,000	241,177
	Komehyo Holdings Co. Ltd.	3,700	49,343
	Komeri Co. Ltd.	14,500	306,286
	Komori Corp.	17,600	99,875
#	Konaka Co. Ltd.	13,400	34,992
	Konami Holdings Corp.	11,200	688,726
	Kondotec, Inc.	7,700	64,083
	Konica Minolta, Inc.	137,000	476,804
	Konishi Co. Ltd.	13,800	162,003
	Konoike Transport Co. Ltd.	10,300	91,423
	Konoshima Chemical Co. Ltd.	3,900	44,215
*	Kosaido Holdings Co. Ltd.	7,400	45,478
	Kose Corp.	600	61,597
	Kotobukiya Co. Ltd.	200	6,731
	Kozo Keikaku Engineering, Inc.	500	9,886
	Krosaki Harima Corp.	3,300	102,450
	KRS Corp.	5,400	44,147
#	K’s Holdings Corp.	57,600	570,419
	KU Holdings Co. Ltd.	2,700	22,127
	Kubota Corp., Sponsored ADR	425	35,993
	Kubota Corp.	32,100	545,336
	Kumagai Gumi Co. Ltd.	15,300	319,294
#	Kumiai Chemical Industry Co. Ltd.	29,763	201,351
	Kunimine Industries Co. Ltd.	2,500	19,449
	Kurabo Industries Ltd.	6,000	82,319
	Kuraray Co. Ltd.	130,500	1,043,704
	Kureha Corp.	7,000	525,914
	Kurimoto Ltd.	3,400	41,958
	Kurita Water Industries Ltd.	11,300	385,514
	Kuriyama Holdings Corp.	5,600	42,143
	Kuroda Precision Industries Ltd.	1,200	19,845
#	Kusuri no Aoki Holdings Co. Ltd.	4,700	208,229
	KYB Corp.	8,300	187,870
	Kyocera Corp.	16,851	884,794
	Kyoden Co. Ltd.	10,500	41,013
	Kyodo Printing Co. Ltd.	2,700	55,872

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyoei Steel Ltd.	9,300	$95,418
#	Kyokuto Boeki Kaisha Ltd.	3,000	49,978
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	133,080
	Kyokuto Securities Co. Ltd.	9,100	48,987
	Kyokuyo Co. Ltd.	3,700	92,607
#	KYORIN Holdings, Inc.	14,200	206,502
#	Kyoritsu Printing Co. Ltd.	16,700	17,265
	Kyosan Electric Manufacturing Co. Ltd.	19,800	66,580
	Kyowa Electronic Instruments Co. Ltd.	9,800	27,161
	Kyowa Kirin Co. Ltd.	7,500	158,076
#	Kyowa Leather Cloth Co. Ltd.	5,900	30,338
	Kyudenko Corp.	13,300	301,616
	Kyushu Electric Power Co., Inc.	50,900	319,468
	Kyushu Financial Group, Inc.	142,199	436,387
	Kyushu Railway Co.	16,800	329,293
	LAC Co. Ltd.	4,500	28,248
	Lacto Japan Co. Ltd.	2,400	36,828
#*	Laox Co. Ltd.	19,000	24,584
#	Lasertec Corp.	5,700	761,528
	Lawson, Inc.	11,100	408,260
	LEC, Inc.	10,800	72,372
	Life Corp.	3,900	88,966
	LIFULL Co. Ltd.	28,000	48,843
	LIKE, Inc.	1,200	19,865
	Linical Co. Ltd.	2,800	17,541
	Link & Motivation, Inc.	11,200	39,405
	Lintec Corp.	17,400	324,120
	Lion Corp.	45,000	463,655
	LITALICO, Inc.	6,000	123,774
	Lixil Corp.	53,900	948,010
	Look Holdings, Inc.	2,300	27,247
*	M&A Capital Partners Co. Ltd.	5,000	155,304
	M3, Inc.	27,200	868,603
	Mabuchi Motor Co. Ltd.	8,500	227,022
#*	Macbee Planet, Inc.	300	13,754
	Macnica Fuji Electronics Holdings, Inc.	20,299	420,857
	Macromill, Inc.	12,100	111,286
	Maeda Kosen Co. Ltd.	10,800	246,924
#	Maezawa Industries, Inc.	2,800	13,646
	Maezawa Kasei Industries Co. Ltd.	5,600	54,736
	Maezawa Kyuso Industries Co. Ltd.	6,800	47,825
	Makino Milling Machine Co. Ltd.	10,500	323,540
	Makita Corp.	24,700	730,054
*	Management Solutions Co. Ltd.	1,200	42,508
	Mandom Corp.	10,100	100,422
	Mani, Inc.	5,800	66,236
	MarkLines Co. Ltd.	2,600	53,553
	Mars Group Holdings Corp.	5,800	75,661
	Marubeni Corp.	135,600	1,480,157
	Marubun Corp.	6,700	34,240
	Marudai Food Co. Ltd.	9,000	105,133
	Marufuji Sheet Piling Co. Ltd.	400	5,893
	Maruha Nichiro Corp.	21,700	399,368
	Marui Group Co. Ltd.	16,800	289,254
	Maruichi Steel Tube Ltd.	8,000	170,739
	MARUKA FURUSATO Corp.	7,553	198,803
#	Marusan Securities Co. Ltd.	17,700	67,330
	Maruwa Co. Ltd.	2,900	338,128
#	Maruwa Unyu Kikan Co. Ltd.	17,600	205,480

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruyama Manufacturing Co., Inc.	900	$10,693
	Maruzen CHI Holdings Co. Ltd.	8,400	24,765
	Maruzen Showa Unyu Co. Ltd.	4,800	117,166
	Marvelous, Inc.	5,900	34,684
#	Matching Service Japan Co. Ltd.	2,600	16,222
	Matsuda Sangyo Co. Ltd.	6,500	114,138
#	Matsui Construction Co. Ltd.	6,600	32,863
#	Matsui Securities Co. Ltd.	27,100	167,609
	MatsukiyoCocokara & Co.	11,280	372,864
	Matsuyafoods Holdings Co. Ltd.	2,400	70,066
	Max Co. Ltd.	8,500	103,691
	Maxell Ltd.	21,900	195,276
	Maxvalu Tokai Co. Ltd.	2,400	47,918
	Mazda Motor Corp.	66,600	472,910
	McDonald’s Holdings Co. Japan Ltd.	6,200	245,972
	MCJ Co. Ltd.	34,200	223,694
	Mebuki Financial Group, Inc.	242,290	487,849
	MEC Co. Ltd.	3,000	57,184
	Media Do Co. Ltd.	2,600	34,312
	Medical Data Vision Co. Ltd.	6,400	47,887
	Medical System Network Co. Ltd.	15,500	60,180
	Medikit Co. Ltd.	600	10,669
	Medipal Holdings Corp.	37,100	610,977
	Medius Holdings Co. Ltd.	1,200	9,283
*	MedPeer, Inc.	4,200	96,139
*	Megachips Corp.	6,600	169,085
	Megmilk Snow Brand Co. Ltd.	18,300	272,777
	Meidensha Corp.	20,800	376,671
	Meiho Facility Works Ltd.	3,300	17,672
	Meiji Electric Industries Co. Ltd.	1,000	7,839
	MEIJI Holdings Co. Ltd.	20,300	1,011,892
#	Meiji Shipping Co. Ltd.	6,900	38,283
	Meiko Electronics Co. Ltd.	8,000	211,566
	Meisei Industrial Co. Ltd.	17,000	89,003
	Meitec Corp.	8,300	440,563
	Meito Sangyo Co. Ltd.	3,300	41,116
#	Meiwa Corp.	11,400	76,841
	Meiwa Estate Co. Ltd.	3,900	18,035
	Melco Holdings, Inc.	1,800	54,949
#	Members Co. Ltd.	2,000	47,602
	Menicon Co. Ltd.	15,100	322,527
#*	Mercari, Inc.	2,400	39,330
	Mercuria Holdings Co. Ltd.	900	4,114
	METAWATER Co. Ltd.	3,400	56,213
	Mie Kotsu Group Holdings, Inc.	26,600	94,068
#	Mikuni Corp.	11,100	32,632
	Milbon Co. Ltd.	5,900	247,038
	MIMAKI ENGINEERING Co. LTD	4,800	25,178
	Mimasu Semiconductor Industry Co. Ltd.	9,500	170,203
#	Minebea Mitsumi, Inc.	65,461	1,255,945
	Ministop Co. Ltd.	5,900	63,537
#	Minkabu The Infonoid, Inc.	300	6,112
	Mirai Industry Co. Ltd.	800	8,962
#	Miraial Co. Ltd.	2,200	28,027
	Mirait Holdings Corp.	35,000	490,477
	Miroku Jyoho Service Co. Ltd.	5,900	59,911
	MISUMI Group, Inc.	29,100	729,663
	Mitani Corp.	7,600	96,591
	Mitani Sangyo Co. Ltd.	9,700	22,945

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitani Sekisan Co. Ltd.	1,400	$55,797
#	Mito Securities Co. Ltd.	24,400	49,159
#	Mitsuba Corp.	13,600	36,786
	Mitsubishi Chemical Holdings Corp.	369,000	2,250,029
	Mitsubishi Corp.	68,600	2,303,281
	Mitsubishi Electric Corp.	95,900	1,004,484
	Mitsubishi Estate Co. Ltd.	53,900	785,138
	Mitsubishi Gas Chemical Co., Inc.	39,600	578,277
	Mitsubishi HC Capital, Inc.	299,200	1,346,242
	Mitsubishi Heavy Industries Ltd.	75,800	2,591,611
#	Mitsubishi Kakoki Kaisha Ltd.	3,200	47,977
	Mitsubishi Logisnext Co. Ltd.	16,000	93,881
	Mitsubishi Logistics Corp.	13,600	313,446
	Mitsubishi Materials Corp.	29,000	453,654
*	Mitsubishi Motors Corp.	131,900	329,883
*	Mitsubishi Paper Mills Ltd.	11,200	26,336
	Mitsubishi Pencil Co. Ltd.	3,700	35,920
	Mitsubishi Research Institute, Inc.	3,500	105,376
	Mitsubishi Shokuhin Co. Ltd.	7,500	185,894
#	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	44,417
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	255,571
	Mitsubishi UFJ Financial Group, Inc.	682,400	3,967,046
	Mitsuboshi Belting Ltd.	9,800	150,113
	Mitsui & Co. Ltd., Sponsored ADR	336	162,970
	Mitsui & Co. Ltd.	83,400	2,019,597
	Mitsui Chemicals, Inc.	56,810	1,297,988
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	92,210
*	Mitsui E&S Holdings Co. Ltd.	35,100	94,518
	Mitsui Fudosan Co. Ltd.	65,600	1,390,309
	Mitsui High-Tec, Inc.	5,900	509,675
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	82,582
	Mitsui Mining & Smelting Co. Ltd.	34,500	872,355
	Mitsui OSK Lines Ltd.	54,300	1,271,223
	Mitsui-Soko Holdings Co. Ltd.	13,400	249,111
	Mitsuuroko Group Holdings Co. Ltd.	14,700	113,694
	Miura Co. Ltd.	9,300	194,255
	Mixi, Inc.	16,200	278,680
	Miyaji Engineering Group, Inc.	2,100	56,243
	Miyazaki Bank Ltd. (The)	7,100	112,814
	Miyoshi Oil & Fat Co. Ltd.	3,800	33,680
	Mizuho Financial Group, Inc.	134,500	1,633,194
	Mizuho Leasing Co. Ltd.	16,800	389,436
	Mizuho Medy Co. Ltd.	800	12,174
	Mizuno Corp.	7,100	116,841
*	Mobile Factory, Inc.	900	6,681
	Mochida Pharmaceutical Co. Ltd.	3,700	105,392
	Modec, Inc.	8,900	83,448
	Molitec Steel Co. Ltd.	5,800	13,573
	Monex Group, Inc.	77,300	352,546
	Money Partners Group Co. Ltd.	8,500	16,814
	Monogatari Corp.	3,000	125,100
	MonotaRO Co. Ltd.	40,800	700,864
	MORESCO Corp.	3,400	30,598
	Morinaga & Co. Ltd.	9,000	279,078
	Morinaga Milk Industry Co. Ltd.	22,200	894,033
	Morita Holdings Corp.	11,900	114,211
	Morito Co. Ltd.	9,000	53,243
	Morningstar Japan KK.	8,800	37,393
	Morozoff Ltd.	1,800	41,629

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mortgage Service Japan Ltd.	2,400	$18,217
#	Mory Industries, Inc.	1,600	30,742
	MrMax Holdings Ltd.	10,500	49,339
	MS&AD Insurance Group Holdings, Inc.	25,700	765,019
	MTI Ltd.	4,400	16,090
	Mugen Estate Co. Ltd.	6,100	24,137
	m-up Holdings, Inc.	4,000	31,500
	Murakami Corp.	400	7,336
	Murata Manufacturing Co. Ltd.	35,672	2,126,318
	Musashi Seimitsu Industry Co. Ltd.	32,000	325,202
	Musashino Bank Ltd. (The)	11,800	161,403
#	Mutoh Holdings Co. Ltd.	900	15,011
	Nabtesco Corp.	20,300	462,994
#	NAC Co. Ltd.	6,900	50,235
	Nachi-Fujikoshi Corp.	10,000	290,836
	Nafco Co. Ltd.	5,700	73,672
	Nagano Bank Ltd. (The)	4,300	42,459
	Nagano Keiki Co. Ltd.	7,000	60,004
	Nagase & Co. Ltd.	40,800	584,665
	Nagatanien Holdings Co. Ltd.	6,000	90,458
	Nagawa Co. Ltd.	1,400	98,680
	Nagoya Railroad Co. Ltd.	23,500	377,437
	Naigai Trans Line Ltd.	2,200	31,587
#	Nakabayashi Co. Ltd.	9,300	35,244
	Nakamoto Packs Co. Ltd.	1,400	16,488
	Nakamuraya Co. Ltd.	1,900	45,854
	Nakanishi, Inc.	13,100	214,119
#	Nakano Corp.	6,400	15,778
	Nakayama Steel Works Ltd.	10,100	33,168
#	Nakayamafuku Co. Ltd.	6,200	16,537
	Nakayo, Inc.	1,200	10,007
#*	Namura Shipbuilding Co. Ltd.	18,000	48,200
	Nankai Electric Railway Co. Ltd.	17,600	314,210
#	Nanto Bank Ltd.	9,900	154,890
	Narasaki Sangyo Co. Ltd.	1,400	18,734
	Natori Co. Ltd.	2,500	38,801
	NEC Capital Solutions Ltd.	5,300	80,233
	NEC Corp.	50,400	1,955,312
	NEC Networks & System Integration Corp.	9,900	140,572
	NET One Systems Co. Ltd.	19,600	467,711
	Neturen Co. Ltd.	15,200	68,710
	New Art Holdings Co. Ltd.	1,500	15,341
	New Japan Chemical Co. Ltd.	16,100	33,074
	Nexon Co. Ltd.	8,800	200,386
	Nextage Co. Ltd.	10,400	158,948
#*	NexTone, Inc.	1,400	30,170
	NGK Insulators Ltd.	37,200	500,400
	NGK Spark Plug Co. Ltd.	54,100	830,176
#	NH Foods Ltd.	21,700	685,295
	NHK Spring Co. Ltd.	70,863	457,699
	Nicca Chemical Co. Ltd.	2,100	12,118
	Nice Corp.	2,400	34,965
	Nichia Steel Works Ltd.	12,900	26,253
	Nichias Corp.	23,800	427,435
	Nichiban Co. Ltd.	4,000	53,632
	Nichicon Corp.	14,600	132,201
	Nichiden Corp.	6,000	99,971
	Nichiha Corp.	9,600	173,564
#*	Nichi-iko Pharmaceutical Co. Ltd.	23,100	138,901

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichirei Corp.	32,500	$596,716
	Nichireki Co. Ltd.	10,800	100,810
	Nichirin Co. Ltd.	4,500	53,856
	Nidec Corp.	7,400	478,403
	Nifco, Inc.	30,200	637,638
	Nihon Chouzai Co. Ltd.	9,400	91,449
	Nihon Dengi Co. Ltd.	1,400	37,610
	Nihon Denkei Co. Ltd.	3,900	38,319
	Nihon Flush Co. Ltd.	3,800	28,093
	Nihon House Holdings Co. Ltd.	24,600	76,185
	Nihon Kagaku Sangyo Co. Ltd.	5,600	48,882
	Nihon Kohden Corp.	17,500	420,107
	Nihon M&A Center Holdings, Inc.	43,200	531,957
#	Nihon Nohyaku Co. Ltd.	16,300	75,189
	Nihon Parkerizing Co. Ltd.	31,200	220,682
#	Nihon Plast Co. Ltd.	7,600	28,813
	Nihon Tokushu Toryo Co. Ltd.	5,000	30,873
#	Nihon Yamamura Glass Co. Ltd.	3,600	21,705
#	Nikkato Corp.	2,700	10,449
	Nikkiso Co. Ltd.	21,900	136,498
	Nikko Co. Ltd.	10,500	49,456
	Nikkon Holdings Co. Ltd.	23,000	348,359
	Nikon Corp.	64,400	723,651
	Nintendo Co. Ltd.	5,400	2,464,510
	Nippi, Inc.	1,000	27,293
	Nippn Corp.	17,300	225,012
	Nippon Air Conditioning Services Co. Ltd.	6,100	37,675
	Nippon Aqua Co. Ltd.	2,800	13,411
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	61,362
#	Nippon Carbide Industries Co., Inc.	3,800	40,099
	Nippon Carbon Co. Ltd.	5,100	163,846
#	Nippon Chemical Industrial Co. Ltd.	3,000	51,290
*	Nippon Chemi-Con Corp.	8,100	112,436
	Nippon Chemiphar Co. Ltd.	900	13,532
	Nippon Coke & Engineering Co. Ltd.	76,400	80,110
	Nippon Computer Dynamics Co. Ltd.	1,800	9,454
	Nippon Concept Corp.	3,900	40,938
	Nippon Concrete Industries Co. Ltd.	16,800	39,759
	Nippon Denko Co. Ltd.	55,800	135,663
	Nippon Densetsu Kogyo Co. Ltd.	13,300	165,354
	Nippon Dry-Chemical Co. Ltd.	2,800	35,988
	Nippon Electric Glass Co. Ltd.	31,400	632,096
	Nippon Express Holdings, Inc.	26,100	1,530,263
	Nippon Filcon Co. Ltd.	6,000	23,111
	Nippon Fine Chemical Co. Ltd.	4,300	68,960
	Nippon Gas Co. Ltd.	57,900	821,621
	Nippon Hume Corp.	9,000	47,218
	Nippon Kayaku Co. Ltd.	40,900	356,457
#	Nippon Kodoshi Corp.	3,100	46,707
	Nippon Koei Co. Ltd.	5,000	111,607
	Nippon Light Metal Holdings Co. Ltd.	35,540	455,355
	Nippon Paint Holdings Co. Ltd.	8,500	67,331
	Nippon Paper Industries Co. Ltd.	45,700	362,989
#	Nippon Parking Development Co. Ltd.	60,600	71,682
#	Nippon Pillar Packing Co. Ltd.	7,600	152,834
#	Nippon Piston Ring Co. Ltd.	2,400	23,342
	Nippon Rietec Co. Ltd.	900	7,815
	Nippon Road Co. Ltd.	1,400	78,044
	Nippon Sanso Holdings Corp.	24,400	439,090

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Seiki Co. Ltd.	18,900	$136,818
	Nippon Seisen Co. Ltd.	700	22,375
	Nippon Sharyo Ltd.	4,800	77,904
*	Nippon Sheet Glass Co. Ltd.	9,100	27,521
	Nippon Shinyaku Co. Ltd.	3,900	263,772
	Nippon Shokubai Co. Ltd.	9,000	362,082
	Nippon Signal Co. Ltd.	14,900	103,437
	Nippon Soda Co. Ltd.	9,000	238,020
	Nippon Steel Corp.	65,999	1,047,970
	Nippon Steel Trading Corp.	6,400	260,464
	Nippon Suisan Kaisha Ltd.	161,400	712,631
	Nippon Systemware Co. Ltd.	3,100	55,152
	Nippon Telegraph & Telephone Corp.	56,600	1,667,965
	Nippon Thompson Co. Ltd.	24,600	95,502
	Nippon Tungsten Co. Ltd.	800	13,177
	Nippon Yakin Kogyo Co. Ltd.	7,790	151,761
	Nippon Yusen KK	21,100	1,522,238
	Nipro Corp.	67,100	528,723
	Nishikawa Rubber Co. Ltd.	300	3,031
	Nishimatsu Construction Co. Ltd.	20,900	615,324
	Nishimatsuya Chain Co. Ltd.	9,500	116,595
	Nishimoto Co. Ltd.	2,300	49,399
	Nishi-Nippon Financial Holdings, Inc.	38,600	232,000
	Nishi-Nippon Railroad Co. Ltd.	11,700	234,056
	Nishio Rent All Co. Ltd.	12,200	263,312
	Nissan Chemical Corp.	17,300	913,831
*	Nissan Motor Co. Ltd.	188,900	756,270
	Nissan Shatai Co. Ltd.	23,200	101,178
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	18,539
	Nissei ASB Machine Co. Ltd.	2,900	66,128
	Nissei Plastic Industrial Co. Ltd.	5,600	41,637
#	Nissha Co. Ltd.	15,200	160,427
	Nisshin Group Holdings Co. Ltd.	14,000	49,175
	Nisshin Oillio Group Ltd.	11,500	260,260
	Nisshin Seifun Group, Inc.	23,000	306,609
	Nisshinbo Holdings, Inc.	46,448	347,527
	Nissin Corp.	5,200	61,905
	Nissin Electric Co. Ltd.	17,100	182,332
	Nissin Foods Holdings Co. Ltd.	2,800	194,775
	Nissin Sugar Co. Ltd.	5,700	75,259
	Nisso Corp.	3,700	18,767
#	Nissui Pharmaceutical Co. Ltd.	5,100	38,880
	Nitori Holdings Co. Ltd.	8,900	915,626
	Nitta Corp.	6,400	135,876
#	Nitta Gelatin, Inc.	5,000	24,366
	NITTAN Corp.	12,900	26,634
	Nittetsu Mining Co. Ltd.	2,600	129,414
	Nitto Boseki Co. Ltd.	1,900	36,843
	Nitto Denko Corp.	20,000	1,342,418
	Nitto Fuji Flour Milling Co. Ltd.	1,000	32,405
	Nitto Kogyo Corp.	8,000	94,194
	Nitto Kohki Co. Ltd.	4,300	49,813
	Nitto Seiko Co. Ltd.	9,400	36,495
#	Nittoc Construction Co. Ltd.	10,600	57,522
	NJS Co. Ltd.	2,700	43,786
	Noda Corp.	5,100	48,588
	Noevir Holdings Co. Ltd.	5,300	207,808
	NOF Corp.	14,200	532,989
	Nohmi Bosai Ltd.	5,500	81,000

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nojima Corp.	16,500	$331,855
	NOK Corp.	28,500	242,486
	Nomura Co. Ltd.	6,100	41,946
	Nomura Holdings, Inc.	262,500	1,010,744
#	Nomura Holdings, Inc., Sponsored ADR	17,229	65,126
	Nomura Real Estate Holdings, Inc.	36,300	884,476
	Nomura Research Institute Ltd.	12,309	348,054
	Noritake Co. Ltd.	4,200	133,378
	Noritsu Koki Co. Ltd.	9,100	150,901
	Noritz Corp.	12,400	143,599
#	North Pacific Bank Ltd.	109,900	208,387
	Nozawa Corp.	2,600	14,435
	NS Solutions Corp.	4,400	131,267
	NS Tool Co. Ltd.	5,600	62,150
	NS United Kaiun Kaisha Ltd.	5,100	140,163
	NSD Co. Ltd.	14,340	254,554
	NSK Ltd.	85,300	472,027
*	NTN Corp.	151,100	241,358
	NTT Data Corp.	36,000	663,765
*	OAK Capital Corp.	22,700	13,029
	Oat Agrio Co. Ltd.	4,000	35,939
	Obara Group, Inc.	4,800	107,424
	Obayashi Corp.	111,100	764,050
	OBIC Business Consultants Co. Ltd.	1,900	68,289
	Obic Co. Ltd.	800	118,191
	Odakyu Electric Railway Co. Ltd.	19,799	299,817
	Oenon Holdings, Inc.	16,000	39,073
	Ogaki Kyoritsu Bank Ltd.	12,600	184,669
	Ohara, Inc.	2,000	16,913
#	Ohashi Technica, Inc.	4,000	39,693
	Ohba Co. Ltd.	4,600	27,492
*	Ohki Healthcare Holdings Co. Ltd.	1,300	6,918
	Ohsho Food Service Corp.	3,200	150,258
	Oiles Corp.	8,600	98,810
#*	Oisix ra daichi, Inc.	7,200	147,959
	Oita Bank Ltd. (The)	5,900	84,096
	Oji Holdings Corp.	171,500	812,396
	Okabe Co. Ltd.	14,700	74,640
	Okada Aiyon Corp.	800	9,468
	Okamoto Industries, Inc.	3,600	105,996
	Okamoto Machine Tool Works Ltd.	1,900	58,831
	Okamura Corp.	24,200	222,397
#	Okasan Securities Group, Inc.	66,400	177,777
	Oki Electric Industry Co. Ltd.	43,800	283,726
	Okinawa Cellular Telephone Co.	4,700	180,862
	Okinawa Electric Power Co., Inc.	11,007	109,568
	Okinawa Financial Group, Inc.	8,300	142,088
	OKUMA Corp.	8,099	289,470
	Okumura Corp.	10,100	238,429
	Okura Industrial Co. Ltd.	3,400	47,873
	Okuwa Co. Ltd.	12,000	80,540
	Olympus Corp.	87,500	1,540,098
	Omron Corp.	6,800	400,888
	Ono Pharmaceutical Co. Ltd.	16,900	434,170
	ONO Sokki Co. Ltd.	3,300	12,393
	Onoken Co. Ltd.	6,700	77,794
	Onward Holdings Co. Ltd.	44,600	83,296
	Open House Group Co. Ltd.	16,900	653,940
	Optex Group Co. Ltd.	6,800	89,463

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Optim Corp.	4,400	$29,143
	Optorun Co. Ltd.	3,600	53,424
	Oracle Corp.	3,100	199,210
	Organo Corp.	2,200	150,954
	Orient Corp.	204,400	196,201
	Oriental Land Co. Ltd.	1,300	196,651
	Oriental Shiraishi Corp.	55,500	100,305
#	Origin Co. Ltd.	3,100	32,788
	ORIX Corp.	136,700	2,493,266
	Oro Co. Ltd.	1,500	23,396
	Osaka Gas Co. Ltd.	29,500	531,690
	Osaka Organic Chemical Industry Ltd.	3,800	81,945
	Osaka Soda Co. Ltd.	4,400	108,100
#	Osaka Steel Co. Ltd.	6,000	64,676
	Osaki Electric Co. Ltd.	17,000	64,191
	OSG Corp.	29,800	374,362
	Otsuka Corp.	13,200	432,592
	Otsuka Holdings Co. Ltd.	17,500	588,042
	OUG Holdings, Inc.	1,200	24,665
	Outsourcing, Inc.	40,600	402,651
	Oval Corp.	3,700	8,936
	Oyo Corp.	7,500	113,830
#	Ozu Corp.	2,400	36,872
	Pacific Industrial Co. Ltd.	20,900	162,044
#	Pacific Metals Co. Ltd.	7,000	195,288
	Pack Corp.	3,200	58,566
	PAL GROUP Holdings Co. Ltd.	7,300	81,469
	PALTAC Corp.	5,200	189,530
	Pan Pacific International Holdings Corp.	49,700	761,074
	Panasonic Corp.	388,700	3,464,559
	Paraca, Inc.	2,700	37,311
	Paramount Bed Holdings Co. Ltd.	9,400	156,556
#	Paris Miki Holdings, Inc.	10,400	21,566
*	Park24 Co. Ltd.	26,700	380,222
	Pasco Corp.	1,600	16,966
	Pasona Group, Inc.	12,400	196,611
	PC Depot Corp.	9,900	23,455
	PCA Corp.	800	8,043
	PCI Holdings, Inc.	2,000	15,395
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	28,736
	Penta-Ocean Construction Co. Ltd.	127,900	625,813
	People Dreams & Technologies Group Co. Ltd.	3,400	56,341
*	PeptiDream, Inc.	26,200	422,576
	Persol Holdings Co. Ltd.	24,500	486,071
	Pharma Foods International Co. Ltd.	5,100	66,869
	Phil Co., Inc.	600	5,236
	Pickles Corp.	3,000	29,278
	Pigeon Corp.	23,300	397,382
	Pilot Corp.	10,200	414,415
#	Piolax, Inc.	11,800	137,665
	Plenus Co. Ltd.	3,200	47,005
	Pola Orbis Holdings, Inc.	6,800	78,398
	Poletowin Pitcrew Holdings, Inc.	12,000	91,576
#*	Premier Anti-Aging Co. Ltd.	700	20,130
	Premium Group Co. Ltd.	3,400	100,892
#	Press Kogyo Co. Ltd.	37,100	111,463
#	Pressance Corp.	9,200	110,444
	Prestige International, Inc.	29,600	142,244
	Prima Meat Packers Ltd.	17,900	293,527

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Procrea Holdings, Inc.	12,201	$168,579
	Pronexus, Inc.	4,200	34,230
#	Pro-Ship, Inc.	1,600	17,485
	Proto Corp.	6,400	50,273
	PS Mitsubishi Construction Co. Ltd.	16,400	71,031
	Punch Industry Co. Ltd.	8,700	30,965
	Qol Holdings Co. Ltd.	14,200	119,524
	Quick Co. Ltd.	4,000	47,576
#	Raccoon Holdings, Inc.	3,100	33,025
	Raito Kogyo Co. Ltd.	17,700	264,272
	Raiznext Corp.	13,300	110,269
	Rakus Co. Ltd.	14,400	176,483
	Rakuten Group, Inc.	28,100	197,540
	Rasa Corp.	4,400	33,038
	Rasa Industries Ltd.	4,400	47,659
	Raysum Co. Ltd.	7,100	52,363
	Recruit Holdings Co. Ltd.	88,300	3,203,664
	Relia, Inc.	11,000	90,427
	Relo Group, Inc.	27,800	397,111
*	Renesas Electronics Corp.	152,200	1,625,186
	Rengo Co. Ltd.	78,900	467,132
#*	RENOVA, Inc.	8,800	108,424
	Resona Holdings, Inc.	296,750	1,290,394
	Resorttrust, Inc.	19,400	326,377
	Restar Holdings Corp.	7,300	112,739
	Retail Partners Co. Ltd.	8,300	72,308
	Rheon Automatic Machinery Co. Ltd.	6,000	50,818
	Rhythm Co. Ltd.	2,400	30,987
	Riberesute Corp.	4,400	27,138
	Ricoh Co. Ltd.	84,800	619,202
	Ricoh Leasing Co. Ltd.	6,700	175,494
#	Ride On Express Holdings Co. Ltd.	2,800	25,130
*	Right On Co. Ltd.	6,500	35,272
	Riken Corp.	3,700	67,520
	Riken Keiki Co. Ltd.	2,900	91,281
	Riken Technos Corp.	18,200	61,185
	Riken Vitamin Co. Ltd.	4,400	57,840
	Rinnai Corp.	8,900	568,883
	Rion Co. Ltd.	1,800	31,666
	Riso Kagaku Corp.	2,800	52,575
	Riso Kyoiku Co. Ltd.	38,100	113,120
#	Rock Field Co. Ltd.	5,600	61,202
	Rohm Co. Ltd.	9,000	628,748
	Rohto Pharmaceutical Co. Ltd.	20,100	536,761
	Rokko Butter Co. Ltd.	5,300	63,152
	Roland Corp.	3,900	134,589
	Roland DG Corp.	3,900	97,344
	Rorze Corp.	4,300	375,644
	Round One Corp.	4,400	48,973
	Ryobi Ltd.	11,900	98,425
	Ryoden Corp.	6,400	82,690
	Ryohin Keikaku Co. Ltd.	68,400	614,719
	Ryosan Co. Ltd.	7,600	135,206
	S Foods, Inc.	6,900	160,527
	S&B Foods, Inc.	2,700	75,038
	Sac’s Bar Holdings, Inc.	8,500	33,009
	Sagami Rubber Industries Co. Ltd.	3,000	16,958
	Saibu Gas Holdings Co. Ltd.	10,000	164,129
	Sakai Chemical Industry Co. Ltd.	5,400	75,987

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Sakai Heavy Industries Ltd.	1,400	$33,799
	Sakai Moving Service Co. Ltd.	4,200	143,319
	Sakata INX Corp.	18,500	139,904
	Sakura Internet, Inc.	5,400	23,434
	Sala Corp.	25,600	123,114
	SAMTY Co. Ltd.	13,100	211,581
	San Holdings, Inc.	4,000	48,630
	San ju San Financial Group, Inc.	7,790	84,244
	San-A Co. Ltd.	4,900	153,823
	San-Ai Oil Co. Ltd.	26,600	195,272
	Sanei Architecture Planning Co. Ltd.	4,100	53,050
	Sangetsu Corp.	12,000	143,761
	San-In Godo Bank Ltd. (The)	53,800	267,104
#*	Sanix, Inc.	10,400	21,413
#	Sanken Electric Co. Ltd.	15,400	568,743
	Sanki Engineering Co. Ltd.	18,200	206,162
	Sanko Gosei Ltd.	6,000	15,814
	Sanko Metal Industrial Co. Ltd.	1,400	28,067
	Sankyo Co. Ltd.	13,600	391,340
	Sankyo Frontier Co. Ltd.	1,000	36,810
	Sankyo Seiko Co. Ltd.	14,100	59,475
	Sankyo Tateyama, Inc.	9,400	42,081
	Sankyu, Inc.	20,300	618,927
	Sanoh Industrial Co. Ltd.	12,800	69,027
	Sansei Landic Co. Ltd.	4,200	26,478
	Sansei Technologies, Inc.	2,300	13,225
	Sansha Electric Manufacturing Co. Ltd.	4,500	25,960
	Sanshin Electronics Co. Ltd.	2,900	34,013
	Santen Pharmaceutical Co. Ltd.	53,900	438,459
	Sanwa Holdings Corp.	54,300	494,687
	Sanyo Chemical Industries Ltd.	5,400	206,499
	Sanyo Denki Co. Ltd.	4,000	171,814
#	Sanyo Electric Railway Co. Ltd.	4,200	66,901
	Sanyo Engineering & Construction, Inc.	2,400	12,332
#*	Sanyo Shokai Ltd.	4,800	31,110
	Sanyo Special Steel Co. Ltd.	8,500	130,036
	Sanyo Trading Co. Ltd.	12,000	90,964
	Sapporo Holdings Ltd.	29,400	611,934
	Sata Construction Co. Ltd.	4,100	14,078
	Sato Holdings Corp.	13,300	182,877
#	Sato Shoji Corp.	5,200	44,240
	Satori Electric Co. Ltd.	4,900	46,144
	Sawai Group Holdings Co. Ltd.	12,200	409,245
	Saxa Holdings, Inc.	2,800	32,281
	SB Technology Corp.	4,400	75,792
	SBI Holdings, Inc.	32,300	722,457
	SBS Holdings, Inc.	5,900	136,907
#	Scala, Inc.	6,600	38,492
	SCREEN Holdings Co. Ltd.	5,700	465,857
#	Scroll Corp.	13,800	84,379
	SCSK Corp.	17,700	281,400
	Secom Co. Ltd.	7,400	520,623
#	Seed Co. Ltd.	8,100	31,580
	Sega Sammy Holdings, Inc.	7,500	132,897
	Seibu Holdings, Inc.	53,300	529,538
	Seika Corp.	3,700	46,027
	Seikagaku Corp.	14,400	93,506
	Seikitokyu Kogyo Co. Ltd.	17,800	100,915
	Seiko Epson Corp.	76,400	1,076,287

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seiko Holdings Corp.	11,400	$195,178
	Seiko PMC Corp.	5,800	25,831
	Seikoh Giken Co. Ltd.	800	11,152
	Seino Holdings Co. Ltd.	35,500	289,998
	Seiren Co. Ltd.	8,000	126,795
	Sekisui Chemical Co. Ltd.	57,500	778,615
	Sekisui House Ltd.	67,300	1,168,862
	Sekisui Jushi Corp.	9,000	123,061
	Sekisui Kasei Co. Ltd.	9,100	30,875
	Senko Group Holdings Co. Ltd.	58,000	392,248
	Senshu Electric Co. Ltd.	3,500	133,641
	Senshu Ikeda Holdings, Inc.	89,900	123,002
	Senshukai Co. Ltd.	11,500	35,187
	Septeni Holdings Co. Ltd.	4,000	20,248
	SERAKU Co. Ltd.	2,200	20,496
	Seria Co. Ltd.	15,500	303,116
	Seven & I Holdings Co. Ltd.	83,600	3,696,532
	Seven Bank Ltd.	202,100	377,788
	SG Holdings Co. Ltd.	37,500	660,850
	Sharp Corp.	26,900	227,609
#	Shibaura Electronics Co. Ltd.	3,500	159,255
	Shibaura Machine Co. Ltd.	8,700	207,817
	Shibaura Mechatronics Corp.	2,600	145,907
	Shibusawa Warehouse Co. Ltd.	4,200	73,078
	Shibuya Corp.	6,000	108,068
	Shidax Corp.	6,000	17,029
*	SHIFT, Inc.	1,700	322,150
	Shiga Bank Ltd.	14,500	272,666
	Shikibo Ltd.	4,500	30,208
	Shikoku Bank Ltd. (The)	12,700	75,904
	Shikoku Chemicals Corp.	15,500	154,519
	Shikoku Electric Power Co., Inc.	36,200	208,132
	Shima Seiki Manufacturing Ltd.	10,000	142,675
	Shimadzu Corp.	15,800	516,536
	Shimamura Co. Ltd.	4,300	381,360
	Shimano, Inc.	1,500	265,776
	Shimizu Bank Ltd. (The)	4,300	51,599
	Shimizu Corp.	96,200	504,438
#	Shimojima Co. Ltd.	4,300	31,062
#	Shin Nippon Air Technologies Co. Ltd.	2,900	40,076
	Shin Nippon Biomedical Laboratories Ltd.	5,100	53,547
	Shinagawa Refractories Co. Ltd.	2,700	76,165
	Shindengen Electric Manufacturing Co. Ltd.	3,400	75,607
	Shin-Etsu Chemical Co. Ltd.	12,200	1,676,701
	Shin-Etsu Polymer Co. Ltd.	18,100	142,365
	Shin-Keisei Electric Railway Co. Ltd.	1,000	16,189
	Shinki Bus Co. Ltd.	500	12,220
	Shinko Electric Industries Co. Ltd.	10,200	439,672
	Shinko Shoji Co. Ltd.	11,400	82,697
	Shinmaywa Industries Ltd.	20,300	142,391
	Shinnihon Corp.	13,500	74,100
#	Shinnihonseiyaku Co. Ltd.	2,000	22,320
	Shinoken Group Co. Ltd.	16,400	127,707
	Shinsho Corp.	2,200	61,198
	Shinwa Co. Ltd.	2,500	38,358
	Shionogi & Co. Ltd.	3,500	194,691
	Ship Healthcare Holdings, Inc.	31,900	532,855
	Shiseido Co. Ltd.	8,200	387,626
	Shizuki Electric Co., Inc.	5,100	17,636

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shizuoka Bank Ltd.	99,700	$645,066
	Shizuoka Gas Co. Ltd.	22,300	159,850
	SHO-BOND Holdings Co. Ltd.	2,600	109,278
*	Shobunsha Holdings, Inc.	2,300	7,262
	Shoei Co. Ltd.	8,800	326,474
#	Shoei Foods Corp.	2,200	66,075
#	Shofu, Inc.	4,000	49,582
	Showa Denko KK.	63,900	1,243,389
	Showa Sangyo Co. Ltd.	6,200	125,421
	Showa Shinku Co. Ltd.	2,000	22,074
	Sigma Koki Co. Ltd.	2,500	28,889
	SIGMAXYZ Holdings Inc.	9,200	75,160
	Siix Corp.	10,500	80,207
*	Silver Life Co. Ltd.	1,200	13,217
	Sinanen Holdings Co. Ltd.	3,200	79,765
	Sinfonia Technology Co. Ltd.	9,600	93,112
	Sinko Industries Ltd.	5,800	72,899
	Sintokogio Ltd.	16,300	85,789
	SK-Electronics Co. Ltd.	4,400	26,583
	SKY Perfect JSAT Holdings, Inc.	61,300	198,576
	Skylark Holdings Co. Ltd.	60,800	721,434
#*	Smaregi, Inc.	1,400	11,242
	SMC Corp.	500	242,110
	SMK Corp.	1,799	29,913
	SMS Co. Ltd.	20,600	483,455
#	Snow Peak, Inc.	5,400	98,986
#	SNT Corp.	13,900	23,166
	Soda Nikka Co. Ltd.	8,400	43,190
	Sodick Co. Ltd.	16,900	94,563
	Softbank Corp.	66,300	771,590
	SoftBank Group Corp.	157,844	6,492,161
	Softcreate Holdings Corp.	3,200	103,136
	Software Service, Inc.	700	31,338
	Sohgo Security Services Co. Ltd.	18,000	500,019
	Soiken Holdings, Inc.	5,800	13,639
	Sojitz Corp.	63,440	967,355
	Soken Chemical & Engineering Co. Ltd.	3,000	38,489
	Solasto Corp.	17,500	121,023
	Soliton Systems KK	3,100	34,619
	Sompo Holdings, Inc.	46,600	1,897,086
	Sony Group Corp.	104,000	8,975,306
	Sony Group Corp., Sponsored ADR	9,300	800,265
	Sotetsu Holdings, Inc.	13,300	228,003
	Sotoh Co. Ltd.	1,600	10,830
#	Space Co. Ltd.	2,550	17,813
	Sparx Group Co. Ltd.	61,900	122,066
	SPK Corp.	3,600	36,959
	S-Pool, Inc.	8,900	88,934
	Sprix Ltd.	1,800	16,832
	Square Enix Holdings Co. Ltd.	4,200	167,688
	SRA Holdings	5,500	119,739
*	SRE Holdings Corp.	1,500	30,944
	ST Corp.	1,800	20,904
	St. Marc Holdings Co. Ltd.	7,200	82,303
	Stanley Electric Co. Ltd.	24,900	429,353
	Star Mica Holdings Co. Ltd.	4,000	47,329
	Star Micronics Co. Ltd.	13,000	145,724
	Starts Corp., Inc.	18,000	333,617
	Starzen Co. Ltd.	6,800	103,512

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	St-Care Holding Corp.	8,200	$51,878
	Stella Chemifa Corp.	4,300	80,617
	Step Co. Ltd.	1,700	23,474
	Strike Co. Ltd.	2,500	76,131
	Studio Alice Co. Ltd.	5,900	104,184
	Subaru Corp.	130,316	1,977,506
	Subaru Enterprise Co. Ltd.	600	38,592
	Sugi Holdings Co. Ltd.	6,300	270,021
	Sugimoto & Co. Ltd.	4,500	75,527
	SUMCO Corp.	63,600	915,946
	Sumida Corp.	16,800	108,720
#	Suminoe Textile Co. Ltd.	1,600	23,056
#	Sumiseki Holdings, Inc.	15,700	22,014
	Sumitomo Bakelite Co. Ltd.	14,200	465,918
	Sumitomo Chemical Co. Ltd.	352,100	1,497,201
	Sumitomo Corp.	68,100	1,077,589
	Sumitomo Dainippon Pharma Co. Ltd.	52,700	469,431
	Sumitomo Densetsu Co. Ltd.	7,100	121,498
	Sumitomo Electric Industries Ltd.	116,500	1,252,471
	Sumitomo Forestry Co. Ltd.	47,300	723,635
	Sumitomo Heavy Industries Ltd.	34,600	732,184
	Sumitomo Metal Mining Co. Ltd.	23,900	1,048,176
	Sumitomo Mitsui Construction Co. Ltd.	73,020	236,917
	Sumitomo Mitsui Financial Group, Inc.	70,100	2,117,997
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,260,123
#	Sumitomo Osaka Cement Co. Ltd.	12,200	341,142
	Sumitomo Precision Products Co. Ltd.	1,100	17,941
	Sumitomo Realty & Development Co. Ltd.	33,900	899,315
	Sumitomo Riko Co. Ltd.	10,600	45,308
	Sumitomo Rubber Industries Ltd.	63,395	549,496
	Sumitomo Seika Chemicals Co. Ltd.	4,700	110,331
	Sumitomo Warehouse Co. Ltd. (The)	24,700	414,506
	Sun Frontier Fudousan Co. Ltd.	18,200	152,083
	Suncall Corp.	7,100	27,357
	Sundrug Co. Ltd.	20,300	472,627
	Suntory Beverage & Food Ltd.	17,400	685,578
	Sun-Wa Technos Corp.	4,300	44,125
	Suruga Bank Ltd.	44,100	138,356
	Suzuken Co. Ltd.	16,870	497,956
	Suzuki Co. Ltd.	6,500	37,956
	Suzuki Motor Corp.	19,700	593,858
#	SWCC Showa Holdings Co. Ltd.	14,200	189,894
	Sysmex Corp.	12,800	839,649
#	System Information Co. Ltd.	2,800	20,793
	System Research Co. Ltd.	1,600	24,746
	Systena Corp.	90,400	284,150
	Syuppin Co. Ltd.	8,000	75,818
	T Hasegawa Co. Ltd.	9,500	185,005
	T RAD Co. Ltd.	3,500	61,245
	T&D Holdings, Inc.	63,400	814,718
	T&K Toka Co. Ltd.	7,400	46,401
	Tachibana Eletech Co. Ltd.	6,280	78,314
	Tachikawa Corp.	4,700	37,701
#	Tachi-S Co. Ltd.	12,300	95,783
	Tadano Ltd.	36,700	260,709
	Taihei Dengyo Kaisha Ltd.	6,700	139,185
	Taiheiyo Cement Corp.	53,900	872,079
	Taiheiyo Kouhatsu, Inc.	4,300	20,687
#	Taiho Kogyo Co. Ltd.	7,500	36,934

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taikisha Ltd.	5,600	$138,183
#	Taiko Bank Ltd. (The)	3,600	36,464
#*	Taiko Pharmaceutical Co. Ltd.	1,200	5,537
	Taisei Corp.	47,300	1,281,262
	Taisei Lamick Co. Ltd.	2,700	53,773
	Taisei Oncho Co. Ltd.	1,400	19,684
	Taisho Pharmaceutical Holdings Co. Ltd.	8,350	328,889
	Taiyo Holdings Co. Ltd.	6,600	157,457
	Taiyo Yuden Co. Ltd.	22,200	872,181
#	Takachiho Koheki Co. Ltd.	1,500	17,562
	Takamatsu Construction Group Co. Ltd.	4,400	73,286
	Takamatsu Machinery Co. Ltd.	1,100	5,711
	Takamiya Co. Ltd.	13,500	36,742
#	Takano Co. Ltd.	5,000	30,533
	Takaoka Toko Co. Ltd.	4,200	52,079
	Takara & Co. Ltd.	2,400	34,420
	Takara Bio, Inc.	8,100	130,280
	Takara Holdings, Inc.	39,100	329,335
	Takara Leben Co. Ltd.	56,100	128,316
	Takara Standard Co. Ltd.	15,300	152,858
#	Takasago International Corp.	5,100	102,850
	Takasago Thermal Engineering Co. Ltd.	8,200	107,261
#	Takashima & Co. Ltd.	1,700	30,037
	Takashimaya Co. Ltd.	46,400	423,226
	Takasho Co. Ltd.	1,900	10,043
	TAKEBISHI Corp.	3,200	35,871
	Takeda Pharmaceutical Co. Ltd.	157,553	4,571,640
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	53,798
	Takemoto Yohki Co. Ltd.	3,800	23,741
	Takeuchi Manufacturing Co. Ltd.	13,000	238,394
	Takihyo Co. Ltd.	1,900	16,004
#	Takisawa Machine Tool Co. Ltd.	2,200	20,433
	Takuma Co. Ltd.	19,100	214,051
	Tama Home Co. Ltd.	8,900	173,670
	Tamron Co. Ltd.	4,200	74,039
	Tamura Corp.	34,500	145,798
	Tanabe Engineering Corp.	1,500	10,464
	Tanseisha Co. Ltd.	10,850	66,137
	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	57,976
	Tayca Corp.	6,000	55,174
	Tbk Co. Ltd.	7,400	19,673
	TBS Holdings, Inc.	10,300	135,164
#	TDC Soft, Inc.	4,200	37,257
	TDK Corp.	70,800	2,187,133
	Tear Corp.	3,400	11,590
	TechMatrix Corp.	14,000	216,016
	Techno Ryowa Ltd.	1,900	12,442
	Techno Smart Corp.	800	8,356
	TechnoPro Holdings, Inc.	31,500	802,245
	Teijin Ltd.	102,200	1,092,138
	Teikoku Electric Manufacturing Co. Ltd.	4,300	54,618
	Teikoku Sen-I Co. Ltd.	4,500	54,884
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	35,256
	Tekken Corp.	5,200	73,572
	Temairazu, Inc.	700	24,614
	Tenma Corp.	6,100	103,828
	Tenox Corp.	1,200	7,156
	Teraoka Seisakusho Co. Ltd.	1,600	4,447
	Terasaki Electric Co. Ltd.	1,100	8,526

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Terumo Corp.	16,300	$485,172
	T-Gaia Corp.	5,800	73,514
	THK Co. Ltd.	19,900	394,347
#	Tigers Polymer Corp.	4,400	14,582
	TIS, Inc.	44,500	999,441
	TKC Corp.	5,000	131,335
	Toa Corp.	6,700	36,209
	Toa Corp.	6,900	150,824
	Toa Oil Co. Ltd.	2,900	60,190
	TOA ROAD Corp.	2,300	88,582
	Toagosei Co. Ltd.	40,900	335,966
	Toba, Inc.	400	8,537
	Tobishima Corp.	12,310	96,996
	Tobu Railway Co. Ltd.	14,900	334,925
	TOC Co. Ltd.	17,900	92,196
	Tocalo Co. Ltd.	36,300	362,446
	Tochigi Bank Ltd. (The)	50,000	93,114
	Toda Corp.	66,300	380,928
#*	Toda Kogyo Corp.	1,600	30,425
#	Toei Animation Co. Ltd.	1,400	107,606
	Toei Co. Ltd.	700	92,844
#	Toell Co. Ltd.	1,900	12,112
	Toenec Corp.	3,700	94,692
	Togami Electric Manufacturing Co. Ltd.	999	13,020
#	Toho Bank Ltd. (The)	68,100	106,093
	Toho Co. Ltd.	3,000	111,322
	Toho Co. Ltd.	2,400	20,798
	Toho Gas Co. Ltd.	9,600	225,207
	Toho Holdings Co. Ltd.	20,200	327,901
	Toho Titanium Co. Ltd.	11,900	135,996
	Toho Zinc Co. Ltd.	6,400	136,568
#	Tohoku Bank Ltd. (The)	4,300	33,052
	Tohoku Electric Power Co., Inc.	57,700	320,959
	Tohoku Steel Co. Ltd.	1,200	15,462
	Tohokushinsha Film Corp.	4,700	22,087
	Tokai Carbon Co. Ltd.	57,100	472,152
	Tokai Corp.	7,500	99,373
	TOKAI Holdings Corp.	56,900	382,458
	Tokai Rika Co. Ltd.	23,300	245,493
	Tokai Tokyo Financial Holdings, Inc.	87,600	259,872
	Token Corp.	2,200	146,444
	Tokio Marine Holdings, Inc.	28,400	1,535,550
	Tokushu Tokai Paper Co. Ltd.	3,700	98,274
	Tokuyama Corp.	27,977	372,099
*	Tokyo Base Co. Ltd.	5,400	13,663
	Tokyo Century Corp.	13,800	425,069
*	Tokyo Electric Power Co. Holdings, Inc.	154,700	533,987
#	Tokyo Electron Device Ltd.	3,000	124,665
	Tokyo Electron Ltd.	10,000	4,219,464
	Tokyo Energy & Systems, Inc.	10,400	78,149
	Tokyo Gas Co. Ltd.	25,100	480,777
	Tokyo Individualized Educational Institute, Inc.	2,200	9,924
	Tokyo Keiki, Inc.	4,900	42,690
	Tokyo Kiraboshi Financial Group, Inc.	10,800	145,923
	Tokyo Ohka Kogyo Co. Ltd.	4,700	255,380
	Tokyo Printing Ink Manufacturing Co. Ltd.	500	8,856
	Tokyo Rakutenchi Co. Ltd.	1,300	39,561
#	Tokyo Rope Manufacturing Co. Ltd.	1,300	8,415
#	Tokyo Sangyo Co. Ltd.	7,700	42,001

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Seimitsu Co. Ltd.	13,500	$464,412
	Tokyo Steel Manufacturing Co. Ltd.	13,900	143,865
	Tokyo Tatemono Co. Ltd.	59,500	838,887
	Tokyo Tekko Co. Ltd.	4,000	39,270
	Tokyo Theatres Co., Inc.	3,400	31,958
	Tokyotokeiba Co. Ltd.	5,200	176,947
#	Tokyu Construction Co. Ltd.	30,600	141,911
	Tokyu Corp.	32,800	401,105
	Tokyu Fudosan Holdings Corp.	190,000	988,697
*	Tokyu Recreation Co. Ltd.	1,000	38,686
	Toli Corp.	17,400	29,114
	Tomato Bank Ltd.	3,000	23,584
#	Tomen Devices Corp.	1,300	58,053
#	Tomoe Corp.	9,200	32,997
	Tomoe Engineering Co. Ltd.	3,200	57,352
	Tomoegawa Co. Ltd.	1,600	9,483
	Tomoku Co. Ltd.	4,500	51,540
	TOMONY Holdings, Inc.	66,600	168,448
	Tomy Co. Ltd.	38,521	365,471
	Tonami Holdings Co. Ltd.	2,400	64,798
	Topcon Corp.	33,800	432,612
	Toppan, Inc.	34,520	570,604
	Topre Corp.	17,100	144,983
	Topy Industries Ltd.	6,000	47,673
	Toray Industries, Inc.	327,700	1,553,063
	Torex Semiconductor Ltd.	1,400	24,298
	Toridoll Holdings Corp.	23,600	428,006
	Torigoe Co. Ltd. (The)	6,600	32,836
	Torii Pharmaceutical Co. Ltd.	5,200	130,679
	Torishima Pump Manufacturing Co. Ltd.	8,500	83,621
	Tosei Corp.	11,100	93,400
	Toshiba Corp.	13,300	552,327
	Toshiba TEC Corp.	10,800	366,090
	Tosoh Corp.	57,200	789,847
	Totech Corp.	1,300	26,302
	Totetsu Kogyo Co. Ltd.	8,800	159,075
	TOTO Ltd.	12,999	438,051
#	Totoku Electric Co. Ltd.	1,400	28,835
#	Tottori Bank Ltd. (The)	4,100	37,581
	Toukei Computer Co. Ltd.	500	20,751
#	Tow Co. Ltd.	17,200	41,693
	Towa Bank Ltd. (The)	14,000	58,144
	Towa Corp.	3,300	51,209
#	Towa Pharmaceutical Co. Ltd.	16,200	344,602
*	Toyo Construction Co. Ltd.	45,200	325,229
	Toyo Corp.	9,100	72,775
	Toyo Denki Seizo KK	3,000	21,240
*	Toyo Engineering Corp.	12,100	56,506
#	Toyo Gosei Co. Ltd.	1,700	125,041
	Toyo Ink SC Holdings Co. Ltd.	14,300	212,933
	Toyo Kanetsu KK	3,400	63,565
#	Toyo Logistics Co. Ltd.	10,200	24,133
	Toyo Machinery & Metal Co. Ltd.	6,400	29,575
	Toyo Securities Co. Ltd.	30,100	40,375
	Toyo Seikan Group Holdings Ltd.	32,100	347,206
	Toyo Suisan Kaisha Ltd.	20,300	626,790
	Toyo Tanso Co. Ltd.	4,900	106,475
	Toyo Tire Corp.	49,400	566,615
#	Toyo Wharf & Warehouse Co. Ltd.	2,300	25,696

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyobo Co. Ltd.	54,300	$446,435
	Toyoda Gosei Co. Ltd.	16,700	243,185
	Toyota Boshoku Corp.	32,500	517,966
	Toyota Industries Corp.	7,400	443,828
	Toyota Motor Corp., Sponsored ADR.	10,100	1,727,100
	Toyota Motor Corp.	1,130,315	19,366,485
	Toyota Tsusho Corp.	42,000	1,508,943
	TPR Co. Ltd.	10,600	101,592
	Traders Holdings Co. Ltd.	4,960	12,611
	Trancom Co. Ltd.	5,200	270,942
	Transaction Co. Ltd.	2,000	16,159
	TRE Holdings Corp.	12,152	194,418
	Trend Micro, Inc.	17,500	975,746
	Tri Chemical Laboratories, Inc.	3,400	63,856
	Trinity Industrial Corp.	2,000	10,774
	Trusco Nakayama Corp.	12,400	193,371
	TS Tech Co. Ltd.	26,614	277,734
	TSI Holdings Co. Ltd.	27,900	65,296
	Tsubaki Nakashima Co. Ltd.	18,800	135,119
	Tsubakimoto Chain Co.	12,200	278,582
#	Tsubakimoto Kogyo Co. Ltd.	1,700	46,351
#	Tsugami Corp.	12,200	113,612
#*	Tsukada Global Holdings, Inc.	9,500	23,381
	Tsukishima Kikai Co. Ltd.	11,200	88,465
#	Tsukuba Bank Ltd.	37,600	56,323
	Tsumura & Co.	11,000	270,653
	Tsuruha Holdings, Inc.	10,800	551,967
	Tsurumi Manufacturing Co. Ltd.	7,600	108,787
	Tsutsumi Jewelry Co. Ltd.	2,700	39,178
	Tsuzuki Denki Co. Ltd.	1,500	17,047
	TV Asahi Holdings Corp.	11,400	130,215
	Tv Tokyo Holdings Corp.	2,700	42,230
#	TYK Corp.	8,500	18,654
	UACJ Corp.	16,100	269,352
	UBE Corp.	44,500	689,964
	Ubicom Holdings, Inc.	1,500	32,907
	Uchida Yoko Co. Ltd.	2,500	94,349
	ULS Group, Inc.	700	21,349
	Ulvac, Inc.	8,900	348,745
	Unicharm Corp.	8,100	281,815
	Uniden Holdings Corp.	2,500	67,278
	Union Tool Co.	2,700	77,557
	Unipres Corp.	18,400	105,912
	United Super Markets Holdings, Inc.	22,700	192,057
#	UNITED, Inc.	5,100	68,275
*	Unitika Ltd.	25,100	54,032
*	Universal Entertainment Corp.	7,400	132,403
	Urbanet Corp. Co. Ltd.	8,600	19,958
	Usen-Next Holdings Co. Ltd.	3,600	59,089
	Ushio, Inc.	38,400	497,878
	USS Co. Ltd.	21,500	357,933
#	UT Group Co. Ltd.	7,800	175,388
*	UUUM Co. Ltd.	2,200	21,340
*	Uzabase, Inc.	7,100	41,322
	V Technology Co. Ltd.	3,500	80,535
	Valor Holdings Co. Ltd.	20,000	315,087
	Valqua Ltd.	5,600	112,621
	Value HR Co. Ltd.	3,200	34,303
	ValueCommerce Co. Ltd.	5,400	157,796

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Valuence Holdings, Inc.	500	$5,137
#	V-Cube, Inc.	6,000	42,011
	Vector, Inc.	10,300	98,503
	Vertex Corp.	3,940	92,083
*	Village Vanguard Co. Ltd.	1,700	13,449
	Vital KSK Holdings, Inc.	19,000	111,463
	VT Holdings Co. Ltd.	47,400	167,800
	Wacoal Holdings Corp.	15,100	215,080
	Wacom Co. Ltd.	55,500	401,275
#	Wakachiku Construction Co. Ltd.	5,600	83,813
	Wakita & Co. Ltd.	15,800	131,472
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	72,908
#	Waseda Academy Co. Ltd.	1,400	11,342
#	Watahan & Co. Ltd.	8,600	88,143
	Watts Co. Ltd.	4,800	26,109
	Wavelock Holdings Co. Ltd.	2,200	11,506
	WDB Holdings Co. Ltd.	2,700	56,734
	Weathernews, Inc.	1,500	78,222
	Welcia Holdings Co. Ltd.	12,200	250,089
	Wellnet Corp.	4,000	14,800
	West Holdings Corp.	9,350	368,808
	West Japan Railway Co.	14,500	538,225
#	Will Group, Inc.	6,900	59,545
	WIN-Partners Co. Ltd.	4,000	30,636
#	Wood One Co. Ltd.	3,200	33,912
#	Workman Co. Ltd.	3,600	122,923
	World Co. Ltd.	3,600	35,919
	World Holdings Co. Ltd.	2,400	45,190
	Wowow, Inc.	2,600	30,826
	Xebio Holdings Co. Ltd.	10,100	71,337
	YAC Holdings Co. Ltd.	2,400	28,000
	Yachiyo Industry Co. Ltd.	2,600	13,180
	Yagi & Co. Ltd.	1,400	12,829
	Yahagi Construction Co. Ltd.	10,400	64,148
	Yaizu Suisankagaku Industry Co. Ltd.	2,800	19,352
	Yakult Honsha Co. Ltd.	5,700	295,149
	YAKUODO Holdings Co. Ltd.	3,300	45,767
	YAMABIKO Corp.	14,000	152,001
	YAMADA Consulting Group Co. Ltd.	4,000	36,710
*	Yamada Holdings Co. Ltd.	209,128	624,473
	Yamae Group Holdings Co. Ltd.	1,100	8,649
	Yamagata Bank Ltd. (The)	9,700	64,609
	Yamaguchi Financial Group, Inc.	77,100	422,752
	Yamaha Corp.	6,200	236,883
	Yamaha Motor Co. Ltd.	72,000	1,486,489
	Yamaichi Electronics Co. Ltd.	10,400	131,758
#	YA-MAN Ltd.	8,700	82,923
	Yamanashi Chuo Bank Ltd. (The)	11,800	89,344
	Yamashina Corp.	25,000	13,274
	Yamatane Corp.	3,800	48,675
#	Yamato Corp.	7,100	40,000
	Yamato Holdings Co. Ltd.	57,200	1,070,326
#	Yamato International, Inc.	5,400	11,859
	Yamato Kogyo Co. Ltd.	15,800	509,917
#	Yamaura Corp.	2,400	17,271
#	Yamaya Corp.	1,800	34,547
	Yamazaki Baking Co. Ltd.	35,300	436,383
	Yamazawa Co. Ltd.	1,300	15,316
	Yamazen Corp.	14,200	104,871

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yaoko Co. Ltd.	6,800	$359,738
	Yashima Denki Co. Ltd.	5,500	39,838
	Yaskawa Electric Corp.	12,200	414,256
	Yasuda Logistics Corp.	6,700	50,298
#	Yasunaga Corp.	3,400	18,301
	Yellow Hat Ltd.	14,400	179,885
	Yodogawa Steel Works Ltd.	8,700	164,678
	Yokogawa Bridge Holdings Corp.	11,600	170,120
	Yokogawa Electric Corp.	14,900	237,543
	Yokohama Rubber Co. Ltd. (The)	61,400	822,060
	Yokorei Co. Ltd.	18,200	121,641
	Yokowo Co. Ltd.	8,200	160,915
	Yomeishu Seizo Co. Ltd.	1,700	22,628
#	Yondenko Corp.	3,400	45,831
	Yondoshi Holdings, Inc.	4,600	59,747
	Yorozu Corp.	5,700	33,944
	Yoshinoya Holdings Co. Ltd.	10,500	191,032
	Yotai Refractories Co. Ltd.	6,300	65,525
	Yuasa Trading Co. Ltd.	7,100	158,412
	Yuken Kogyo Co. Ltd.	1,100	14,243
	Yukiguni Maitake Co. Ltd.	6,100	49,217
	Yurtec Corp.	15,000	79,229
	Yushiro Chemical Industry Co. Ltd.	3,700	29,472
	Z Holdings Corp.	53,300	209,247
	Zaoh Co. Ltd.	2,500	38,216
	Zenitaka Corp.	1,000	28,889
	Zenkoku Hosho Co. Ltd.	15,900	558,029
	Zenrin Co. Ltd.	12,400	90,186
#	Zensho Holdings Co. Ltd.	21,377	504,116
	Zeon Corp.	37,000	394,004
	ZERIA Pharmaceutical Co. Ltd.	2,900	44,373
	ZIGExN Co. Ltd.	14,100	33,249
	ZOZO, Inc.	23,100	483,656
	Zuiko Corp.	4,400	26,404

TOTAL JAPAN			500,664,275

MALAYSIA — (0.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	44,930
	Aeon Co. M Bhd	303,900	113,636
	AEON Credit Service M Bhd	49,149	179,368
	AFFIN Bank Bhd	134,471	64,572
#	Alliance Bank Malaysia Bhd	373,600	323,325
	Allianz Malaysia Bhd	20,500	59,922
	AME Elite Consortium Bhd	24,500	9,589
*	AMMB Holdings Bhd	421,600	356,037
*	Ancom Nylex Bhd	46,700	36,440
#	Ann Joo Resources Bhd	54,500	21,380
	Astro Malaysia Holdings Bhd	149,400	34,291
	Axiata Group Bhd	277,490	223,030
	Batu Kawan Bhd	10,900	72,766
#*	Berjaya Assets Bhd	176,800	11,603
*	Berjaya Corp. Bhd	1,184,701	68,879
	Berjaya Food Bhd	11,500	10,252
*	Berjaya Land Bhd	333,000	15,992
	Berjaya Sports Toto Bhd	349,668	154,591
#*	Bermaz Auto Bhd	252,400	102,441
	Beshom Holdings Bhd	74,042	27,193
	BIMB Holdings Bhd	151,200	100,569
#*	Boustead Holdings Bhd	233,200	41,457

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Boustead Plantations Bhd	196,420	$52,303
	British American Tobacco Malaysia Bhd	38,700	114,464
*	Bumi Armada Bhd	871,200	85,257
	Bursa Malaysia Bhd	196,350	314,774
#	Cahya Mata Sarawak Bhd	221,400	54,098
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	204,502
	CB Industrial Product Holding Bhd	88,300	32,875
	CIMB Group Holdings Bhd	385,046	458,961
*	Coastal Contracts Bhd	61,100	25,495
	Comfort Glove Bhd	111,300	18,521
#	CSC Steel Holdings Bhd	48,500	19,243
#*	Cypark Resources Bhd	120,300	21,892
#	D&O Green Technologies Bhd	112,900	99,518
	Dayang Enterprise Holdings Bhd	125,400	24,882
#	Dialog Group Bhd	72,900	41,688
#	DiGi.Com Bhd	267,300	233,722
	DRB-Hicom Bhd	381,000	121,134
	Dufu Technology Corp. Bhd	73,700	41,878
#	Duopharma Biotech Bhd	161,067	59,162
	Dutch Lady Milk Industries Bhd	4,500	35,156
	Eco World Development Group Bhd	443,900	97,282
#	Eco World International Bhd	84,700	8,311
*	Ecofirst Consolidated Bhd	110,800	10,021
#*	Ekovest BHD	528,900	56,286
*	Evergreen Fibreboard Bhd	203,400	35,410
	FGV Holdings Bhd	173,400	80,976
#	Formosa Prosonic Industries Bhd	55,700	41,176
#	Fraser & Neave Holdings Bhd	24,500	129,123
#	Frontken Corp. Bhd	307,150	191,440
	Gadang Holdings Bhd	266,950	25,308
	Gamuda Bhd	523,466	445,298
#	Gas Malaysia Bhd	64,000	40,371
	Genting Bhd	329,300	348,516
	Genting Malaysia Bhd	356,100	247,532
	Genting Plantations Bhd	66,600	138,938
	George Kent Malaysia Bhd	206,750	28,513
#	Globetronics Technology Bhd	172,866	53,644
#*	Greatech Technology Bhd	48,900	44,042
#	Guan Chong Bhd	91,800	55,528
	HAP Seng Consolidated Bhd	38,800	66,570
	Hap Seng Plantations Holdings Bhd	19,200	14,412
	Hartalega Holdings Bhd	189,900	191,814
#	Heineken Malaysia Bhd	36,100	196,076
#	Hengyuan Refining Co. Bhd	64,400	85,605
	HeveaBoard Bhd	130,500	17,177
	Hextar Global Bhd	32,900	13,751
#	Hiap Teck Venture Bhd	410,500	40,668
	Hibiscus Petroleum Bhd	293,600	84,836
	Hong Leong Bank Bhd	22,580	108,368
	Hong Leong Financial Group Bhd	40,078	178,056
	Hong Leong Industries Bhd	19,300	39,983
#*	Hong Seng Consolidated Bhd	169,600	99,249
	Hup Seng Industries Bhd	13,200	2,565
	IHH Healthcare Bhd	36,800	55,506
	IJM Corp. Bhd	910,500	383,298
	Inari Amertron Bhd	290,225	186,002
	Insas Bhd	187,000	34,711
	IOI Corp. Bhd	236,300	253,233
	IOI Properties Group Bhd	379,625	88,845

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Iskandar Waterfront City Bhd	224,600	$17,888
#*	JAKS Resources Bhd	570,179	42,948
*	Jaya Tiasa Holdings Bhd	210,000	55,757
#	JHM Consolidation Bhd	26,200	7,292
	Kelington Group Bhd	47,000	13,602
	Kenanga Investment Bank Bhd	38,300	9,819
	Kerjaya Prospek Group Bhd	105,989	28,407
#	Kim Loong Resources Bhd	56,200	26,906
#*	KNM Group Bhd	1,052,620	37,276
#	Kobay Technology BHD	20,200	16,292
	Kossan Rubber Industries	197,000	83,205
	KPJ Healthcare Bhd	463,600	100,796
	Kretam Holdings Bhd	69,600	11,087
*	KSL Holdings Bhd	135,319	24,872
	Kuala Lumpur Kepong Bhd	40,511	274,642
	Lagenda Properties Bhd	38,700	13,088
	Land & General Bhd	399,300	10,015
#	LBS Bina Group Bhd	262,835	28,835
#	Leong Hup International Bhd	180,500	21,618
#	Lii Hen Industries Bhd	74,300	52,765
#	Lingkaran Trans Kota Holdings Bhd	42,500	45,223
#Ω	Lotte Chemical Titan Holding Bhd	126,663	63,564
#	LPI Capital Bhd	40,440	128,139
#	Magni-Tech Industries Bhd	146,900	65,937
	Magnum Bhd	228,815	94,893
#	Mah Sing Group Bhd	553,875	86,914
	Malakoff Corp. Bhd	281,900	42,878
	Malayan Banking Bhd	224,919	467,791
#	Malayan Flour Mills Bhd	308,600	45,816
*	Malaysia Airports Holdings Bhd	321,600	505,527
#	Malaysia Building Society Bhd	768,932	112,463
	Malaysia Smelting Corp. Bhd	35,400	37,523
	Malaysian Pacific Industries Bhd	14,500	103,285
#	Malaysian Resources Corp. Bhd	666,920	58,579
	Matrix Concepts Holdings Bhd	227,266	120,020
#	Maxis Bhd	156,200	135,785
	MBM Resources BHD	57,700	43,359
	Media Prima Bhd	53,500	6,972
#	Mega First Corp. Bhd	161,400	140,734
	MISC Bhd	156,000	279,095
#	MKH Bhd	100,700	31,640
#	MNRB Holdings Bhd	182,774	44,907
#	Muda Holdings Bhd	76,500	41,531
*	Mulpha International Bhd	39,460	21,256
#	My EG Services Bhd	631,556	135,240
	Nestle Malaysia Bhd	4,900	149,769
	Nylex Malaysia Bhd	2,335	189
#	OCK Group Bhd	171,300	16,479
#	Oriental Holdings BHD	106,800	173,894
#	OSK Holdings Bhd	472,550	100,745
	PA Resources Bhd	104,500	8,842
	Padini Holdings Bhd	116,700	91,891
	Panasonic Manufacturing Malaysia Bhd	2,400	15,733
	Pantech Group Holdings Bhd	131,400	22,587
#	Paramount Corp. Bhd	146,300	24,747
	Perak Transit Bhd	67,100	9,889
	PESTECH International Bhd	94,200	12,155
	Petron Malaysia Refining & Marketing Bhd	39,200	49,421
	Petronas Chemicals Group Bhd	115,700	270,998

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Petronas Dagangan Bhd	29,500	$146,842
	Petronas Gas Bhd	43,200	168,281
#	PIE Industrial Bhd	20,300	13,290
#*	Pos Malaysia Bhd	91,600	13,050
	PPB Group Bhd	69,820	275,592
	Press Metal Aluminium Holdings Bhd	291,100	399,074
	Public Bank Bhd	1,342,800	1,443,304
	QL Resources Bhd	168,925	198,551
*	Ranhill Utilities Bhd	92,569	10,935
#	RCE Capital Bhd	33,000	13,590
*	Revenue Group Bhd	71,400	19,814
	RHB Bank Bhd	197,745	283,306
	Sam Engineering & Equipment M Bhd	40,400	38,392
#*	Sapura Energy Bhd	2,931,800	23,128
	Sarawak Oil Palms Bhd	50,500	80,267
#	Scientex Bhd	303,600	265,355
††	Serba Dinamik Holdings Bhd	328,220	19,790
*	Shangri-La Hotels Malaysia Bhd	17,500	12,990
	Sime Darby Bhd	681,970	364,522
	Sime Darby Plantation Bhd	107,236	128,658
	Sime Darby Property Bhd	327,670	44,331
#	SKP Resources Bhd	364,749	124,576
	SP Setia Bhd Group	440,579	117,954
*	Subur Tiasa Holdings Bhd	29,200	16,056
††	Sumatec Resources Bhd	822,800	170
	Sunway Bhd	412,654	172,401
#	Sunway Construction Group Bhd	116,690	45,441
	Supermax Corp. Bhd	307,665	78,434
#	Syarikat Takaful Malaysia Keluarga Bhd	145,111	118,165
#	Ta Ann Holdings Bhd	86,480	122,336
#	Taliworks Corp. Bhd	68,666	14,413
	TASCO Bhd	73,400	18,758
	Telekom Malaysia Bhd	139,000	158,697
#	Tenaga Nasional Bhd	135,900	282,039
#	Thong Guan Industries Bhd	59,400	33,908
	TIME dotCom Bhd	207,900	212,089
#	Top Glove Corp. Bhd	627,800	242,513
*	Tropicana Corp. Bhd	206,616	46,294
	TSH Resources Bhd	96,500	38,296
#	Uchi Technologies Bhd	83,700	58,250
#	UEM Edgenta Bhd	74,800	27,258
#*	UEM Sunrise Bhd	574,400	44,525
#	UMW Holdings Bhd	112,400	85,659
#	Unisem M Bhd	81,100	53,224
#	United Plantations Bhd	17,100	61,613
#	UOA Development Bhd	275,200	113,600
	UWC BHD	68,300	49,420
#*	Velesto Energy Bhd	1,107,073	30,147
	ViTrox Corp. Bhd	86,000	148,073
#	VS Industry Bhd	566,100	128,567
#*	WCT Holdings Bhd	364,227	45,331
#	Wellcall Holdings Bhd	53,700	15,594
	Westports Holdings Bhd	170,000	153,637
#	Yinson Holdings Bhd	275,000	154,191
*	YNH Property Bhd	124,837	82,738
	YTL Corp. Bhd	1,268,650	184,339
#	YTL Power International Bhd	249,587	44,321

TOTAL MALAYSIA			20,319,837

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (0.7%)
#*	ALEATICA SAB de CV	5,854	$5,215
	Alfa SAB de CV, Class A	1,784,541	1,201,558
	Alpek SAB de CV	245,078	330,270
*	Alsea SAB de CV	251,622	550,186
	America Movil SAB de CV	1,780,639	1,736,443
	America Movil SAB de CV, Sponsored ADR, Class L	28,021	544,448
	Arca Continental SAB de CV	65,332	415,142
*	Axtel SAB de CV	499,613	53,373
Ω	Banco del Bajio SA	206,877	508,918
	Becle SAB de CV	13,868	34,564
	Bolsa Mexicana de Valores SAB de CV	208,501	417,380
*	Cemex SAB de CV	2,131,083	940,929
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	43,680
	Coca-Cola Femsa SAB de CV	55,325	301,940
	Consorcio ARA SAB de CV	330,697	64,822
#*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	66,004
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	132,904	212,579
	Corp. Inmobiliaria Vesta SAB de CV	94,392	174,570
	El Puerto de Liverpool SAB de CV, Class C1	35,062	177,625
#*††	Empresas ICA SAB de CV	42,400	199
	Fomento Economico Mexicano SAB de CV	71,227	532,741
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	19,956
	GCC SAB de CV	43,340	288,905
#	Genomma Lab Internacional SAB de CV, Class B	352,628	372,906
*	Gentera SAB de CV	298,389	232,786
#	Gruma SAB de CV, Class B	72,377	862,005
#	Grupo Aeroportuario del Centro Norte SAB de CV	63,140	440,045
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	133	20,454
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	13,035	200,816
	Grupo Aeroportuario del Sureste SAB de CV, ADR	59	12,875
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	243,538
	Grupo Bimbo SAB de CV, Class A	294,151	905,668
	Grupo Carso SAB de CV	83,461	272,021
	Grupo Comercial Chedraui SA de CV	156,209	393,613
#	Grupo Elektra SAB de CV	10,261	607,424
	Grupo Financiero Banorte SAB de CV, Class O	233,150	1,536,698
*	Grupo Financiero Inbursa SAB de CV, Class O	382,687	650,173
	Grupo Herdez SAB de CV	90,586	135,436
*	Grupo Hotelero Santa Fe SAB de CV	60,872	13,423
	Grupo Industrial Saltillo SAB de CV	7,630	8,600
	Grupo Mexico SAB de CV, Class B	520,207	2,436,801
#	Grupo Rotoplas SAB de CV	66,085	78,726
*	Grupo Sanborns SAB de CV	66,549	64,897
*	Grupo Simec SAB de CV, Class B	33,392	330,541
#	Grupo Televisa SAB, Sponsored ADR	37,996	350,703
	Grupo Televisa SAB	421,281	782,218
#*Ω	Grupo Traxion SAB de CV	22,758	35,308
*	Hoteles City Express SAB de CV	142,020	34,798
	Industrias Bachoco SAB de CV, Class B	77,004	292,447
*	Industrias CH SAB de CV, Class B	75,560	777,576
#	Industrias Penoles SAB de CV	45,293	498,353
#	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	445,750
#	La Comer SAB de CV	254,370	472,928
	Megacable Holdings SAB de CV	250,576	712,195
#*	Minera Frisco SAB de CV, Class A1	307,440	54,387
*Ω	Nemak SAB de CV	842,606	181,268
#	Operadora de Sites Mexicanos SA de CV	298,134	365,390
	Orbia Advance Corp. SAB de CV	473,286	1,137,844
*	Organizacion Cultiba SAB de CV	15,310	6,955

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Organizacion Soriana SAB de CV, Class B	50,685	$58,989
	Promotora y Operadora de Infraestructura SAB de CV	65,533	480,069
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,373	24,484
#	Qualitas Controladora SAB de CV	54,504	293,800
	Regional SAB de CV	114,430	690,679
#*	Unifin Financiera SAB de CV	129,553	110,466
	Vitro SAB de CV, Class A	28,118	35,398
	Wal-Mart de Mexico SAB de CV	194,783	690,400

TOTAL MEXICO			26,973,298

NETHERLANDS — (2.1%)
	Aalberts NV	40,115	1,949,279
#Ω	ABN AMRO Bank NV	83,970	1,043,845
*	Accell Group NV	5,453	329,410
*Ω	Adyen NV	336	563,571
#	Aegon NV	497,405	2,578,886
#	Aegon NV	31,480	161,807
#	Akzo Nobel NV	15,127	1,312,185
*Ω	Alfen Beheer BV	1,022	91,912
	AMG Advanced Metallurgical Group NV	4,066	158,988
*	Amsterdam Commodities NV	6,867	183,380
	APERAM SA	19,263	743,503
	Arcadis NV	35,171	1,467,465
	ArcelorMittal SA	71,851	2,095,009
	ArcelorMittal SA	44,628	1,304,923
	ASM International NV	3,262	980,205
	ASML Holding NV	4,870	2,763,912
	ASML Holding NV	20,610	11,619,300
	ASR Nederland NV	49,610	2,254,709
Ω	B&S Group Sarl	3,754	27,637
*Ω	Basic-Fit NV	9,472	396,850
#	BE Semiconductor Industries NV	34,016	2,073,569
*	Beter Bed Holding NV	7,231	37,936
	Boskalis Westminster	32,105	1,115,016
	Brunel International NV	5,294	61,514
	Coca-Cola Europacific Partners PLC	33,278	1,694,872
	Corbion NV	16,974	588,493
#Ω	Flow Traders	20,804	679,164
	ForFarmers NV	13,915	42,690
*	Fugro NV	25,149	308,084
	Heijmans NV	12,716	174,643
#	Heineken NV	15,108	1,474,707
*	Hunter Douglas NV	2,319	424,066
	IMCD NV	12,553	1,998,719
#	ING Groep NV, Sponsored ADR	6,500	60,710
#	ING Groep NV	196,229	1,859,115
*Ω	Intertrust NV	28,250	582,943
	JDE Peet’s NV	10,550	310,371
	Kendrion NV	7,605	144,772
	Koninklijke Ahold Delhaize NV, Sponsored ADR	476	14,013
	Koninklijke Ahold Delhaize NV	272,370	8,033,808
*	Koninklijke BAM Groep NV	128,215	354,878
	Koninklijke DSM NV	14,433	2,426,326
#	Koninklijke KPN NV	859,153	2,964,587
	Koninklijke Philips NV	49,636	1,297,044
	Koninklijke Philips NV	17,699	456,280
	Koninklijke Vopak NV	28,028	753,666
*Ω	Lucas Bols NV	3,091	34,131
	Nedap NV	2,486	165,196

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	NN Group NV	43,244	$2,118,160
*	OCI NV	24,350	922,683
	Ordina NV	39,907	182,534
#	PostNL NV	137,408	450,254
	Prosus NV	20,919	1,007,957
	Randstad NV	31,796	1,681,345
#	SBM Offshore NV	58,977	854,644
#	SIF Holding NV	4,117	46,863
Ω	Signify NV	62,789	2,656,451
*	Sligro Food Group NV	9,932	233,116
	TKH Group NV	18,479	906,214
#*	TomTom NV	29,599	255,545
	Universal Music Group NV	29,844	692,572
	Van Lanschot Kempen NV	7,042	183,384
	Wolters Kluwer NV	48,818	4,929,776

TOTAL NETHERLANDS			79,279,587

NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd. (The)	65,254	206,770
#*	Air New Zealand Ltd.	977,157	554,570
	Arvida Group Ltd.	65,280	68,935
*	Auckland International Airport Ltd.	50,073	251,517
*	Channel Infrastructure NZ Ltd.	73,105	50,975
	Chorus Ltd.	208,812	990,654
	Contact Energy Ltd.	21,680	113,898
	EBOS Group Ltd.	20,725	565,281
	Fisher & Paykel Healthcare Corp. Ltd.	26,380	362,517
	Fletcher Building Ltd.	154,741	616,320
#	Fonterra Co-operative Group Ltd.	17,724	32,499
	Freightways Ltd.	48,255	381,421
	Genesis Energy Ltd.	104,553	193,085
*	Gentrack Group Ltd.	12,157	13,116
	Hallenstein Glasson Holdings Ltd.	20,188	78,310
	Heartland Group Holdings Ltd.	244,123	360,394
	Infratil Ltd.	85,466	462,511
#	Investore Property Ltd.	56,506	60,649
	KMD Brands Ltd.	197,467	174,993
	Mainfreight Ltd.	20,651	1,080,942
	Mercury NZ Ltd.	34,314	133,037
	Meridian Energy Ltd.	57,234	173,708
	Napier Port Holdings Ltd.	14,348	26,822
*	NEW Zealand King Salmon Investments Ltd.	10,005	1,946
	NZME Ltd.	54,459	50,421
#	NZX Ltd.	106,346	87,010
	Oceania Healthcare Ltd.	114,588	76,046
*	Pacific Edge Ltd.	26,446	15,283
	PGG Wrightson Ltd.	9,986	25,931
	Port of Tauranga Ltd.	49,735	207,414
*	Pushpay Holdings Ltd.	36,249	30,573
*	Rakon Ltd.	27,401	29,595
	Restaurant Brands New Zealand Ltd.	8,398	69,727
#	Ryman Healthcare Ltd.	30,588	181,028
*	Sanford Ltd.	20,591	59,925
	Scales Corp. Ltd.	57,578	179,638
*	Serko Ltd.	3,631	11,917
	Skellerup Holdings Ltd.	53,156	195,899
*	SKY Network Television Ltd.	50,905	87,816
	SKYCITY Entertainment Group Ltd.	287,887	537,816
	Spark New Zealand Ltd.	169,434	535,867

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Steel & Tube Holdings Ltd.	32,029	$31,738
	Summerset Group Holdings Ltd.	101,569	765,014
*	Synlait Milk Ltd.	25,571	58,296
*	Tourism Holdings Ltd.	45,253	87,518
	TOWER Ltd.	80,898	36,499
	Trustpower Ltd.	10,678	46,450
#	Turners Automotive Group Ltd.	21,827	56,762
	Vector Ltd.	21,306	60,548
*	Vista Group International Ltd.	32,932	39,546
	Warehouse Group Ltd.	33,171	74,009
	Z Energy Ltd.	144,152	351,784

TOTAL NEW ZEALAND			10,944,940

NORWAY — (0.7%)
	2020 Bulkers Ltd.	1,776	22,663
	ABG Sundal Collier Holding ASA	238,000	180,880
	AF Gruppen ASA	7,537	152,095
#*	Akastor ASA	63,364	55,002
#	Aker ASA, Class A	492	40,103
#	Aker BP ASA	9,909	355,028
	Aker Solutions ASA	91,324	315,555
	American Shipping Co. ASA	18,446	63,734
*	ArcticZymes Technologies ASA	2,851	26,092
	Atea ASA	33,779	402,501
	Austevoll Seafood ASA	32,829	520,506
#*	Axactor SE	73,469	47,717
	B2Holding ASA	75,199	71,074
	Bakkafrost P/F	2,710	186,063
	Belships ASA	25,453	53,852
	Bonheur ASA	8,451	314,265
*	Borr Drilling Ltd.	6,454	24,977
	Borregaard ASA	37,793	720,897
	Bouvet ASA	11,057	81,331
#*	BW Energy Ltd.	28,543	83,082
Ω	BW LPG Ltd.	35,590	223,800
	BW Offshore Ltd.	55,857	160,646
*	Carasent ASA	3,685	8,032
*Ω	Crayon Group Holding ASA	9,769	143,696
#	DNB Bank ASA	62,118	1,203,680
	DNO ASA	251,133	380,704
Ω	Elkem ASA	67,231	279,205
	Equinor ASA	141,818	4,793,386
Ω	Europris ASA	64,160	326,014
	FLEX LNG Ltd.	14,271	402,007
#*	Frontline Ltd.	34,372	284,674
*	Gaming Innovation Group, Inc.	10,630	20,022
	Gjensidige Forsikring ASA	5,341	114,187
	Golden Ocean Group Ltd.	25,165	313,282
*	Grieg Seafood ASA	12,391	184,601
*	Hafnia Ltd.	11,002	32,350
*	Hexagon Composites ASA	25,918	102,447
	Hunter Group ASA	70,446	23,043
Ω	Kid ASA	7,283	81,924
	Kitron ASA	5,600	10,926
Ω	Klaveness Combination Carriers ASA	3,146	18,879
	Komplett Bank ASA	9,331	7,138
*	Kongsberg Automotive ASA	129,804	33,991
	Kongsberg Gruppen ASA	9,688	416,125
	Leroy Seafood Group ASA	30,593	287,124

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Medistim ASA	717	$19,371
	Mowi ASA	24,033	678,861
	MPC Container Ships ASA	85,975	255,903
Ω	Multiconsult ASA	1,407	21,918
*	Nekkar ASA	11,188	9,364
#*	NEL ASA	84,582	120,197
#*	Nordic Nanovector ASA	2,597	3,940
*	Nordic Semiconductor ASA	7,069	140,540
	Norsk Hydro ASA	183,019	1,536,906
*Ω	Norske Skog ASA	10,497	57,532
#	Norway Royal Salmon ASA	3,074	80,620
#*	Norwegian Energy Co. ASA	549	20,398
*	NRC Group ASA	6,688	13,338
*	Odfjell Drilling Ltd.	40,392	103,603
*	Odfjell Technology Ltd.	6,732	16,228
Ω	Okeanis Eco Tankers Corp.	2,428	24,530
	Olav Thon Eiendomsselskap ASA	4,209	85,062
	Orkla ASA	54,760	444,358
*	Otello Corp. ASA	179	515
	Pareto Bank ASA	9,659	55,985
*	Pexip Holding ASA	8,642	18,953
*	PGS ASA	162,232	61,925
*	PhotoCure ASA	1,570	19,397
	Protector Forsikring ASA	18,993	215,680
*	REC Silicon ASA	15,060	25,916
	Salmar ASA	1,103	90,258
	Sandnes Sparebank	1,120	12,017
*	SATS ASA	9,729	18,263
Ω	Scatec ASA	22,479	271,696
#	Schibsted ASA, Class A	5,474	114,072
	Schibsted ASA, Class B	7,693	147,878
*	Self Storage Group ASA	9,805	32,733
#	Selvaag Bolig ASA	14,564	68,805
*Ω	Shelf Drilling Ltd.	20,931	29,276
	SpareBank 1 Helgeland	832	11,335
	Sparebank 1 Oestlandet	6,883	100,720
	SpareBank 1 Sorost-Norge	5,889	36,488
	SpareBank 1 SR-Bank ASA	50,286	640,329
	Sparebanken More	4,750	40,515
	Stolt-Nielsen Ltd.	13,146	237,465
	Storebrand ASA	104,284	905,831
#	Subsea 7 SA	61,075	500,589
	Telenor ASA	44,916	633,471
	TGS ASA	40,861	630,361
#	Tomra Systems ASA	16,689	656,302
	Treasure ASA	17,251	29,940
	Veidekke ASA	38,542	499,066
*	Volue ASA	2,696	11,498
	Wallenius Wilhelmsen ASA	55,587	348,907
	Wilh Wilhelmsen Holding ASA, Class A	5,538	135,256
Ω	XXL ASA	48,138	50,354
	Yara International ASA	20,382	1,036,388

TOTAL NORWAY			24,890,153

PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	5,120	9,779
	Cementos Pacasmayo SAA, ADR	1,856	10,866
#	Cia de Minas Buenaventura SAA, ADR	1,300	12,272
	Credicorp Ltd.	1,928	267,780

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PERU — (Continued)
	Fossal SAA, ADR	18	$38

TOTAL PERU			300,735

PHILIPPINES — (0.2%)
	8990 Holdings, Inc.	177,800	46,902
	Aboitiz Equity Ventures, Inc.	177,420	172,203
	Aboitiz Power Corp.	87,300	53,548
	AC Energy Corp.	255,008	35,085
	AllHome Corp.	214,100	32,307
	Alliance Global Group, Inc.	1,505,100	339,468
*	Apex Mining Co., Inc.	1,093,000	31,789
*	Atlas Consolidated Mining & Development Corp.	152,800	17,462
	Ayala Corp.	10,095	142,044
	Ayala Land, Inc.	260,900	159,245
*	AyalaLand Logistics Holdings Corp.	457,000	39,045
	Bank of the Philippine Islands.	239,806	434,988
	BDO Unibank, Inc.	304,233	751,781
*	Belle Corp.	1,052,000	25,374
*	Bloomberry Resorts Corp.	1,949,700	224,842
*	Cebu Air, Inc.	100,610	84,554
*Ω	CEMEX Holdings Philippines, Inc.	1,515,195	23,181
	Century Pacific Food, Inc.	312,700	134,372
	China Banking Corp.	339,992	174,060
	Cosco Capital, Inc.	809,000	75,832
	D&L Industries, Inc.	665,000	90,571
	DMCI Holdings, Inc.	1,428,200	226,404
	DoubleDragon Corp.	406,000	64,502
	Eagle Cement Corp.	82,700	19,787
*	East West Banking Corp.	277,950	42,933
*	EEI Corp.	156,000	13,026
	Emperador, Inc.	330,100	122,928
	Filinvest Development Corp.	18,400	2,482
	Filinvest Land, Inc.	3,204,000	64,371
	First Gen Corp.	74,600	33,212
	First Philippine Holdings Corp.	115,830	155,284
	Ginebra San Miguel, Inc.	18,440	38,392
	Global Ferronickel Holdings, Inc.	452,574	22,612
*	Global-Estate Resorts, Inc.	897,000	15,055
	Globe Telecom, Inc.	4,565	198,464
	GT Capital Holdings, Inc.	26,928	258,468
	Holcim Philippines, Inc.	73,200	7,708
*	Integrated Micro-Electronics, Inc.	251,445	33,710
	International Container Terminal Services, Inc.	42,990	176,516
	JG Summit Holdings, Inc.	182,166	193,787
	Jollibee Foods Corp.	55,440	227,746
	LT Group, Inc.	545,100	88,716
*	MacroAsia Corp.	37,080	3,670
	Manila Electric Co.	16,880	113,632
	Manila Water Co., Inc.	335,200	117,889
*	Max’s Group, Inc.	48,700	5,582
*	Megawide Construction Corp.	298,100	28,430
	Megaworld Corp.	2,645,600	143,394
	Metro Pacific Investments Corp.	2,183,500	157,922
	Metropolitan Bank & Trust Co.	283,216	275,792
	Nickel Asia Corp.	1,306,480	191,409
*	Petron Corp.	1,056,700	64,621
*	Philcomsat Holdings Corp.	23,890	146
	Philex Mining Corp.	319,400	30,265
*	Philippine National Bank	152,272	55,308

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Phoenix Petroleum Philippines, Inc.	107,200	$20,994
*	Pilipinas Shell Petroleum Corp.	124,530	41,136
	PLDT, Inc., Sponsored ADR	839	29,835
	PLDT, Inc.	8,350	297,112
	Premium Leisure Corp.	2,062,000	19,061
	Puregold Price Club, Inc.	328,200	206,787
	Rizal Commercial Banking Corp.	104,115	39,726
	Robinsons Land Corp.	802,338	291,435
	Robinsons Retail Holdings, Inc.	94,480	96,657
	San Miguel Corp.	134,310	273,531
	San Miguel Food & Beverage, Inc.	60,520	71,923
	Security Bank Corp.	105,320	207,179
	Semirara Mining & Power Corp.	307,480	161,377
	Shakey’s Pizza Asia Ventures, Inc.	84,300	12,590
	SM Investments Corp.	3,865	62,799
	SM Prime Holdings, Inc.	203,700	135,777
	Union Bank of the Philippines	39,662	55,358
	Universal Robina Corp.	157,810	308,715
	Vista Land & Lifescapes, Inc.	1,914,900	93,994
	Vistamalls, Inc.	88,000	5,538
	Wilcon Depot, Inc.	274,800	147,169

TOTAL PHILIPPINES			8,861,509

POLAND — (0.2%)
*	11 bit studios SA	90	10,754
*	Alior Bank SA	34,611	282,558
*Ω	Allegro.eu SA	3,384	17,406
	Alumetal SA	1,574	24,847
	Amica SA	3,151	65,310
*	AmRest Holdings SE	11,544	45,435
	Asseco Poland SA	12,471	219,144
	Astarta Holding NV	1,410	7,589
	Auto Partner SA	12,524	40,901
	Bank Handlowy w Warszawie SA	9,160	123,412
*	Bank Millennium SA	166,877	189,050
*	Bank Ochrony Srodowiska SA	20,762	40,114
	Bank Polska Kasa Opieki SA	17,345	381,161
*	Boryszew SA	29,053	26,606
	Budimex SA	3,048	140,277
*	CCC SA	3,718	43,480
#	CD Projekt SA	11,222	303,722
	Ciech SA	16,074	143,305
#	Cognor Holding SA	31,623	42,382
	ComArch SA	224	8,676
	Creepy Jar SA	71	10,914
	Cyfrowy Polsat SA	71,291	388,201
	Develia SA	98,398	78,340
*Ω	Dino Polska SA	2,811	181,849
	Dom Development SA	1,883	40,338
*	Enea SA	84,077	181,598
	Eurocash SA	34,593	92,704
	Fabryki Mebli Forte SA	3,906	33,574
*	Famur SA	99,628	63,958
*	Globe Trade Centre SA	30,781	42,087
*	Grupa Azoty SA	16,685	150,448
	Grupa Kety SA	2,789	403,753
*	Grupa Lotos SA	29,965	465,943
	ING Bank Slaski SA	1,806	79,909
	Inter Cars SA	2,222	204,852

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Jastrzebska Spolka Weglowa SA	16,946	$256,701
	Kernel Holding SA	23,478	139,268
	KGHM Polska Miedz SA	14,530	470,020
	KRUK SA	5,712	329,341
	LiveChat Software SA	3,677	78,522
	LPP SA	106	223,997
*	Lubelski Wegiel Bogdanka SA	4,699	56,332
*	mBank SA	3,441	230,312
	Mirbud SA	9,481	7,239
	Mo-BRUK SA	417	35,880
	Neuca SA	492	83,480
*	Orange Polska SA	102,086	156,038
*	PGE Polska Grupa Energetyczna SA	226,577	503,892
*	PKP Cargo SA	10,554	27,638
	PlayWay SA	126	7,177
#*	Polimex-Mostostal SA	38,961	30,908
	Polski Koncern Naftowy Orlen SA	75,904	1,282,355
	Polskie Gornictwo Naftowe i Gazownictwo SA	95,924	134,396
*	Powszechna Kasa Oszczednosci Bank Polski SA	18,853	139,145
	Powszechny Zaklad Ubezpieczen SA	23,877	165,079
	Santander Bank Polska SA	1,795	109,310
	Stalexport Autostrady SA	30,531	21,592
*	Tauron Polska Energia SA	443,270	333,343
	Tim SA	2,794	23,015
*	VRG SA	37,269	31,658
	Warsaw Stock Exchange	7,044	61,649
	Wawel SA	66	6,717
	Wirtualna Polska Holding SA	783	17,681
Ω	X-Trade Brokers Dom Maklerski SA	9,256	42,910
*	Zespol Elektrowni Patnow Adamow Konin SA	8,760	33,213

TOTAL POLAND			9,613,405

PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	196,181
*	Banco Comercial Portugues SA, Class R	1,495,316	231,160
	Corticeira Amorim SGPS SA	1,372	14,193
	CTT-Correios de Portugal SA	40,367	182,460
	EDP - Energias de Portugal SA	135,196	630,103
#	EDP Renovaveis SA	28,320	670,254
	Galp Energia SGPS SA	145,734	1,773,822
*	Greenvolt-Energias Renovaveis SA	537	4,007
#*	Ibersol SGPS SA	5,904	34,694
	Jeronimo Martins SGPS SA	35,737	743,924
*	Mota-Engil SGPS SA	35,247	47,231
	Navigator Co. SA	82,228	337,317
	NOS SGPS SA	121,646	514,416
#*	Pharol SGPS SA	119,544	9,921
	REN - Redes Energeticas Nacionais SGPS SA	100,326	305,806
	Sonae SGPS SA	401,337	433,279

TOTAL PORTUGAL			6,128,768

QATAR — (0.2%)
	Aamal Co.	664,922	214,601
	Al Khaleej Takaful Group QSC	44,416	44,747
	Al Meera Consumer Goods Co. QSC	27,177	141,937
*	Alijarah Holding Co. QPSC	86,003	21,116
	Baladna	337,030	135,263
	Barwa Real Estate Co.	652,972	606,838

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	111,234	$233,832
	Doha Bank QPSC	521,103	372,407
	Doha Insurance Co. QSC	88,051	46,975
*	Gulf International Services QSC	317,292	169,146
	Gulf Warehousing Co.	106,906	124,234
	Industries Qatar QSC	37,874	195,323
*	Investment Holding Group	122,263	77,146
	Mannai Corp. QSC	76,812	184,819
	Masraf Al Rayan QSC	238,445	353,307
*	Mazaya Real Estate Development QPSC	193,314	47,250
	Medicare Group	34,145	64,697
	Mesaieed Petrochemical Holding Co.	367,611	260,017
	Ooredoo QPSC	224,171	461,403
	Qatar Aluminum Manufacturing Co.	479,810	315,407
	Qatar Electricity & Water Co. QSC	54,422	254,486
*	Qatar First Bank	215,824	92,957
	Qatar Fuel QSC	82,014	413,087
	Qatar Gas Transport Co. Ltd.	782,032	733,794
	Qatar Industrial Manufacturing Co. QSC	43,068	36,414
	Qatar Insurance Co. SAQ	190,828	128,474
	Qatar International Islamic Bank QSC	107,446	339,987
	Qatar Islamic Bank SAQ	74,179	498,593
	Qatar Islamic Insurance Group	22,820	53,724
	Qatar National Bank QPSC	221,207	1,410,856
	Qatar National Cement Co. QSC	99,220	138,432
	Qatar Navigation QSC	186,066	434,159
*	Salam International Investment Ltd. QSC	305,118	84,370
	United Development Co. QSC	728,383	289,684
	Vodafone Qatar QSC	732,352	331,817
*	Widam Food Co.	34,820	29,576

TOTAL QATAR			9,340,875

RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	52,815	0
*††	Gazprom PJSC,Sponsored ADR	161,061	0
*††	Globaltrans Investment PLC,GDR	20,741	0
*††	Lukoil PJSC,Sponsored ADR	14,179	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	MMC Norilsk Nickel PJSC,ADR	24,954	0
*††	Mobile TeleSystems PJSC, ADR	50,988	0
*††	Novatek PJSC, GDR	272	0
*††	Novolipetsk Steel PJSC,GDR	8,401	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC	21,074	0
*††	Polyus PJSC,GDR	2,588	0
*††	QIWI PLC, Sponsored ADR	2,506	0
*††	Ros Agro PLC,GDR	4,872	0
*††	Rosneft Oil Co. PJSC, GDR	19,260	0
*††	Rostelecom PJSC,Sponsored ADR	13,665	0
*††	RusHydro PJSC,ADR	194,709	0
*††	Sberbank of Russia PJSC,Sponsored ADR	65,441	0
*††	Severstal PAO,GDR	20,792	0
*††	Tatneft PJSC,Sponsored ADR	18,789	0
*††	VK Co. Ltd.,GDR	9,538	0
*††	VTB Bank PJSC,GDR	330,257	0
*††	X5 Retail Group NV,GDR	17,245	0

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (1.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	2,301	$9,403
	Abdullah Al Othaim Markets Co.	10,556	313,498
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	10,066
	Advanced Petrochemical Co.	27,486	488,981
*	Al Alamiya for Cooperative Insurance Co.	3,174	18,267
*	Al Babtain Power & Telecommunication Co.	9,527	73,397
*	Al Etihad Cooperative Insurance Co.	6,197	33,579
*	Al Gassim Investment Holding Co.	1,726	9,815
	Al Hammadi Co. for Development & Investment	8,889	115,079
*	Al Hassan Ghazi Ibrahim Shaker Co.	4,120	20,803
*	Al Jouf Agricultural Development Co.	1,033	14,301
*	Al Jouf Cement Co.	38,846	101,673
*	Al Kathiri Holding Co.	590	10,021
	Al Khaleej Training & Education Co.	12,560	59,827
	Al Moammar Information Systems Co.	2,276	79,776
	Al Rajhi Bank	68,420	3,205,212
*	Al Rajhi Co. for Co-operative Insurance	4,887	102,862
*	Al Sagr Cooperative Insurance Co.	4,930	14,874
	Al Yamamah Steel Industries Co.	5,821	61,160
*	AlAbdullatif Industrial Investment Co.	16,986	101,232
	Alandalus Property Co.	7,628	36,341
	Alaseel Co.	3,451	39,938
	Aldrees Petroleum & Transport Services Co.	10,265	214,434
	Alinma Bank.	145,602	1,597,158
*	AlJazira Takaful Ta’awuni Co.	10,697	53,745
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,968	72,957
	Almarai Co. JSC	24,478	337,365
	Alujain Holding	7,147	144,546
	Arab National Bank	56,365	527,231
	Arabian Cement Co.	20,253	225,900
*	Arabian Shield Cooperative Insurance Co.	15,425	79,883
	Arriyadh Development Co.	14,533	117,554
*	Aseer Trading Tourism & Manufacturing Co.	35,189	171,997
	Astra Industrial Group	19,390	254,267
	Ataa Educational Co.	2,899	45,251
*	AXA Cooperative Insurance Co.	5,510	50,668
	Baazeem Trading Co.	749	19,370
*	Bank AlBilad	105,078	1,439,950
	Bank Al-Jazira	114,358	955,861
	Banque Saudi Fransi.	41,339	593,966
*	Basic Chemical Industries Ltd.	3,936	45,369
	Bawan Co.	13,739	131,738
	Bupa Arabia for Cooperative Insurance Co.	9,927	438,205
*	Buruj Cooperative Insurance Co.	4,569	31,269
*	Chubb Arabia Cooperative Insurance Co.	2,880	21,422
	City Cement Co.	27,332	203,383
	Co. for Cooperative Insurance	11,806	214,883
	Dallah Healthcare Co.	5,864	186,193
*	Dar Al Arkan Real Estate Development Co.	272,987	781,454
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	147,342
*	Dur Hospitality Co.	12,904	89,113
	Eastern Province Cement Co.	17,399	223,581
	Electrical Industries Co.	8,872	64,887
*	Emaar Economic City	140,611	407,740
	Etihad Etisalat Co.	121,849	1,399,190
*	Fawaz Abdulaziz Al Hokair & Co.	16,982	60,884
	Fitaihi Holding Group.	5,314	54,082
*	Gulf General Cooperative Insurance Co.	8,457	22,884
	Hail Cement Co.	19,115	72,796

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Halwani Brothers Co.	3,363	$74,436
	Herfy Food Services Co.	8,064	119,727
	Jarir Marketing Co.	9,484	484,307
*	Jazan Energy & Development Co.	15,465	73,977
*	L’Azurde Co. for Jewelry	8,596	40,501
	Leejam Sports Co. JSC	6,450	189,356
	Maharah Human Resources Co.	3,770	81,670
*	Malath Cooperative Insurance Co.	3,784	20,919
*	Mediterranean & Gulf Insurance & Reinsurance Co.	12,640	50,739
*	Methanol Chemicals Co.	14,860	190,525
*	Middle East Healthcare Co.	5,516	52,530
*	Middle East Paper Co.	12,182	202,616
*	Middle East Specialized Cables Co.	5,082	21,548
*	Mobile Telecommunications Co. Saudi Arabia	190,232	701,685
	Mouwasat Medical Services Co.	5,746	367,079
	Najran Cement Co.	45,836	222,719
*	Nama Chemicals Co.	4,594	50,317
*	National Agriculture Development Co.	17,828	151,162
	National Co. for Glass Industries	7,092	73,838
	National Co. for Learning & Education	1,295	18,551
	National Gas & Industrialization Co.	7,898	102,073
	National Gypsum	1,778	18,824
*	National Industrialization Co.	116,236	626,482
	National Medical Care Co.	6,637	138,269
	Northern Region Cement Co.	48,534	174,366
	Qassim Cement Co.	12,442	266,283
*	Rabigh Refining & Petrochemical Co.	61,900	470,954
	Riyad Bank	115,000	1,246,265
	SABIC Agri-Nutrients Co.	11,848	510,395
	Sahara International Petrochemical Co.	109,370	1,638,330
*	Salama Cooperative Insurance Co.	3,107	10,880
*	Saudi Arabian Cooperative Insurance Co.	4,670	27,018
*	Saudi Arabian Mining Co.	28,845	1,050,438
	Saudi Automotive Services Co.	10,217	102,321
	Saudi Basic Industries Corp.	38,584	1,336,614
	Saudi British Bank	77,212	916,677
	Saudi Cement Co.	23,641	362,443
	Saudi Ceramic Co.	11,576	157,690
	Saudi Chemical Co. Holding	23,865	218,380
*	Saudi Co. For Hardware CJSC	6,054	66,584
	Saudi Electricity Co.	37,749	270,520
*	Saudi Ground Services Co.	3,512	32,005
	Saudi Industrial Investment Group	88,366	766,004
	Saudi Industrial Services Co.	14,458	107,328
	Saudi Investment Bank (The)	92,062	562,117
*	Saudi Kayan Petrochemical Co.	240,200	1,183,166
*	Saudi Marketing Co.	6,069	43,040
	Saudi National Bank	155,577	3,260,865
*	Saudi Paper Manufacturing Co.	892	10,866
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	65,760
*	Saudi Printing & Packaging Co.	11,187	58,891
*	Saudi Public Transport Co.	13,524	76,816
*	Saudi Re for Cooperative Reinsurance Co.	16,594	67,536
*	Saudi Real Estate Co.	17,759	104,298
*	Saudi Research & Media Group	9,079	634,053
	Saudi Telecom Co.	33,382	1,026,515
	Saudia Dairy & Foodstuff Co.	4,192	196,038
	Savola Group	69,033	652,613
*	Seera Group Holding	71,283	414,008

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Southern Province Cement Co.	18,767	$332,371
	Tabuk Cement Co.	25,254	119,275
*	Takween Advanced Industries Co.	13,528	54,009
	Umm Al-Qura Cement Co.	12,979	88,665
	United Electronics Co.	9,049	311,020
	United International Transportation Co.	14,529	189,972
*	Walaa Cooperative Insurance Co.	11,939	52,224
*	Yamama Cement Co.	34,971	324,269
	Yanbu Cement Co.	27,200	304,702
	Yanbu National Petrochemical Co.	58,446	944,664
*	Zamil Industrial Investment Co.	13,779	83,850

TOTAL SAUDI ARABIA			41,385,571

SINGAPORE — (0.6%)
	AEM Holdings Ltd.	74,800	256,157
	Ascendas India Trust	157,100	141,941
	Avarga Ltd.	120,400	21,024
*	Banyan Tree Holdings Ltd.	83,400	17,346
*	Best World International Ltd.	46,300	45,532
	Boustead Singapore Ltd.	164,600	113,465
	BRC Asia Ltd.	18,700	22,248
	Bukit Sembawang Estates Ltd.	36,100	131,174
*	Capitaland Investment Ltd.	8,100	24,561
*	Centurion Corp. Ltd.	89,000	23,806
	China Aviation Oil Singapore Corp. Ltd.	87,000	55,934
	China Sunsine Chemical Holdings Ltd.	380,200	127,504
	Chip Eng Seng Corp. Ltd.	150,600	49,852
	City Developments Ltd.	52,600	322,497
	Civmec Ltd.	80,600	37,705
	ComfortDelGro Corp. Ltd.	481,300	508,418
*	COSCO Shipping International Singapore Co. Ltd.	341,500	60,397
	CSE Global Ltd.	110,200	38,087
	Dairy Farm International Holdings Ltd.	56,500	152,598
	DBS Group Holdings Ltd.	126,277	3,063,558
	Del Monte Pacific Ltd.	160,100	43,806
	Delfi Ltd.	79,100	43,662
#*††	Ezion Holdings Ltd.	794,350	4,653
#*††	Ezra Holdings Ltd.	513,230	764
	Far East Orchard Ltd.	64,900	52,378
	First Resources Ltd.	199,600	304,428
	Food Empire Holdings Ltd.	122,200	47,106
	Fraser & Neave Ltd.	72,400	72,021
	Frasers Property Ltd.	112,900	88,680
	Frencken Group Ltd.	105,200	106,718
	Fu Yu Corp. Ltd.	241,400	48,033
*	Gallant Venture Ltd.	211,200	19,495
	Genting Singapore Ltd.	402,600	233,746
	Geo Energy Resources Ltd.	295,000	103,276
	Golden Agri-Resources Ltd.	2,347,900	548,554
*	Golden Energy & Resources Ltd.	62,400	30,267
	Great Eastern Holdings Ltd.	6,700	98,557
	GuocoLand Ltd.	109,100	128,664
*	Halcyon Agri Corp. Ltd.	103,800	17,958
	Hanwell Holdings Ltd.	81,500	23,552
	Haw Par Corp. Ltd.	39,400	331,615
	Ho Bee Land Ltd.	90,300	197,316
	Hong Fok Corp. Ltd.	181,500	117,228
	Hong Leong Asia Ltd.	126,800	71,398
	Hong Leong Finance Ltd.	61,400	114,146

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hongkong Land Holdings Ltd.	109,000	$508,481
	Hour Glass Ltd.	48,200	85,820
	HRnetgroup Ltd.	17,900	10,312
	Hutchison Port Holdings Trust	2,014,100	480,073
*††	Hyflux Ltd.	178,500	5,522
#	iFAST Corp. Ltd.	43,200	155,127
*	Indofood Agri Resources Ltd.	263,400	68,977
	InnoTek Ltd.	36,400	15,297
#	Japfa Ltd.	315,700	137,064
	Jardine Cycle & Carriage Ltd.	29,333	611,370
*††	K1 Ventures Ltd.	68,500	0
	Keppel Corp. Ltd.	174,500	860,599
	Keppel Infrastructure Trust	822,451	328,398
	KSH Holdings Ltd.	61,200	15,680
*	Mandarin Oriental International Ltd.	12,600	25,871
	Metro Holdings Ltd.	220,500	122,760
#*††	Midas Holdings Ltd.	408,200	10,626
	Nanofilm Technologies International Ltd.	44,700	86,273
	NetLink NBN Trust.	303,400	218,863
	NSL Ltd.	15,200	10,053
	Olam Group Ltd.	193,545	236,517
	OUE Ltd.	126,500	124,211
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,598,243
	Oxley Holdings Ltd.	401,837	52,827
	Pacific Century Regional Developments Ltd.	64,700	20,752
	Pan-United Corp. Ltd.	35,125	10,546
	Propnex Ltd.	18,400	23,950
	Q&M Dental Group Singapore Ltd.	52,200	19,194
	QAF Ltd.	107,100	68,049
*	Raffles Education Corp. Ltd.	210,860	10,137
	Raffles Medical Group Ltd.	223,710	193,181
*	SATS Ltd.	27,500	89,789
	SBS Transit Ltd.	21,100	44,629
	Sembcorp Industries Ltd.	247,096	523,301
*	Sembcorp Marine Ltd.	2,780,200	217,995
	Sheng Siong Group Ltd.	243,300	268,649
*	SIA Engineering Co. Ltd.	19,600	37,642
	SIIC Environment Holdings Ltd.	402,300	64,010
	Silverlake Axis Ltd.	105,100	24,449
	Sinarmas Land Ltd.	396,100	62,656
	Sing Holdings Ltd.	63,900	17,516
*	Singapore Airlines Ltd.	163,150	643,082
	Singapore Exchange Ltd.	97,900	688,858
	Singapore Land Group Ltd.	40,200	74,710
	Singapore Post Ltd.	371,300	190,672
	Singapore Technologies Engineering Ltd.	145,600	428,808
	Singapore Telecommunications Ltd.	84,500	168,399
	SPH REIT	469,591	331,069
	Stamford Land Corp. Ltd.	113,900	32,799
	StarHub Ltd.	194,500	176,418
	Straits Trading Co. Ltd.	43,800	104,826
*††	Swiber Holdings Ltd.	29,250	431
	Tai Sin Electric Ltd.	50,690	14,330
	Thomson Medical Group Ltd.	518,900	30,192
	Tuan Sing Holdings Ltd.	259,273	75,871
	UMS Holdings Ltd.	148,100	126,104
	United Overseas Bank Ltd.	75,016	1,605,810
	UOB-Kay Hian Holdings Ltd.	50,610	59,618
	UOL Group Ltd.	107,100	562,760

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Valuetronics Holdings Ltd.	195,980	$74,785
	Venture Corp. Ltd.	58,600	719,369
	Vicom Ltd.	51,600	77,798
	Wilmar International Ltd.	116,200	370,410
	Wing Tai Holdings Ltd.	158,700	199,185
	Yangzijiang Financial Holding Pte. Ltd.	633,000	249,456
	Yangzijiang Shipbuilding Holdings Ltd.	633,000	412,984

TOTAL SINGAPORE			22,945,978

SOUTH AFRICA — (1.6%)
#	Absa Group Ltd.	199,832	2,158,898
	Adcock Ingram Holdings Ltd.	30,156	102,182
	Advtech Ltd.	244,725	276,001
	AECI Ltd.	71,115	458,841
	African Rainbow Minerals Ltd.	49,083	812,111
	Afrimat Ltd.	25,483	104,890
	Alexander Forbes Group Holdings Ltd.	302,000	89,403
	Altron Ltd., Class A.	58,468	31,923
	Alviva Holdings Ltd.	68,147	86,365
	Anglo American Platinum Ltd.	4,000	442,172
	AngloGold Ashanti Ltd., Sponsored ADR	89,813	1,833,981
*	ArcelorMittal South Africa Ltd.	63,896	32,758
	Aspen Pharmacare Holdings Ltd.	108,021	1,155,814
	Astral Foods Ltd.	17,948	172,824
	AVI Ltd.	115,961	503,068
	Balwin Properties Ltd.	27,791	4,984
	Barloworld Ltd.	115,762	835,844
	Bid Corp. Ltd.	34,632	727,272
	Bidvest Group Ltd.	112,897	1,547,660
*	Blue Label Telecoms Ltd.	219,486	77,944
*	Brait PLC	301,387	80,931
	Capitec Bank Holdings Ltd.	3,941	550,123
	Cashbuild Ltd.	11,572	207,105
*	City Lodge Hotels Ltd.	201,278	57,237
	Clicks Group Ltd.	58,060	1,142,596
	Coronation Fund Managers Ltd.	70,488	185,657
	Curro Holdings Ltd.	52,980	35,120
	DataTec Ltd.	128,289	318,364
Ω	Dis-Chem Pharmacies Ltd.	70,599	172,158
*	Discovery Ltd.	96,065	922,381
*	Distell Group Holdings Ltd.	20,079	219,992
	DRDGOLD Ltd.	11,876	9,674
	Exxaro Resources Ltd.	78,422	1,120,664
*	Famous Brands Ltd.	9,277	37,475
	FirstRand Ltd.	152,305	655,929
	Foschini Group Ltd.	39,375	344,975
	Gold Fields Ltd., Sponsored ADR	286,292	3,844,902
	Grindrod Ltd.	176,161	76,216
	Grindrod Shipping Holdings Ltd.	4,404	111,614
	Harmony Gold Mining Co. Ltd.	107,803	439,490
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	426,673
	Hudaco Industries Ltd.	13,071	122,293
	Impala Platinum Holdings Ltd.	194,402	2,514,671
	Investec Ltd.	85,923	521,003
	Italtile Ltd.	83,239	90,107
	JSE Ltd.	27,084	191,178
	KAP Industrial Holdings Ltd.	730,619	236,180
	Kumba Iron Ore Ltd.	9,440	313,394
	Lewis Group Ltd.	34,490	104,920

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Libstar Holdings Ltd.	26,254	$9,331
	Life Healthcare Group Holdings Ltd.	595,628	808,606
	Long4Life Ltd.	280,141	107,416
*	Massmart Holdings Ltd.	40,053	105,758
	Metair Investments Ltd.	86,596	155,330
	MiX Telematics Ltd.	4,997	2,057
	MiX Telematics Ltd., Sponsored ADR	5,899	65,184
	Momentum Metropolitan Holdings	459,285	488,011
	Motus Holdings Ltd.	73,334	530,395
	Mpact Ltd.	66,696	136,706
	Mr Price Group Ltd.	56,056	759,791
	MTN Group Ltd.	453,410	4,808,864
	MultiChoice Group	119,611	975,749
*	Murray & Roberts Holdings Ltd.	143,603	100,680
	Naspers Ltd., Class N	1,877	189,307
	Nedbank Group Ltd.	149,378	2,085,970
	NEPI Rockcastle PLC	73,357	448,836
	Netcare Ltd.	437,786	420,507
	Ninety One Ltd.	22,806	73,322
*	Northam Platinum Holdings Ltd.	103,329	1,231,613
	Oceana Group Ltd.	34,784	121,823
	Old Mutual Ltd.	1,300,406	1,043,003
	Omnia Holdings Ltd.	56,465	297,865
Ω	Pepkor Holdings Ltd.	333,472	449,672
	Pick n Pay Stores Ltd.	160,555	584,947
*	PPC Ltd.	589,412	143,395
*	PSG Group Ltd.	43,314	261,811
	PSG Konsult Ltd.	120,226	103,229
	Raubex Group Ltd.	88,136	234,693
	Reunert Ltd.	115,130	321,131
	RFG Holdings Ltd.	59,205	44,825
	Royal Bafokeng Platinum Ltd.	42,113	420,718
	Sanlam Ltd.	342,425	1,418,509
	Santam Ltd.	8,478	155,637
*	Sappi Ltd.	230,248	842,978
*	Sasol Ltd.	65,150	1,595,974
*	Sasol Ltd., Sponsored ADR	42,458	1,030,031
	Shoprite Holdings Ltd.	113,737	1,642,821
	Sibanye Stillwater Ltd.	948,295	3,280,770
#	Sibanye Stillwater Ltd., ADR	17,699	243,190
	SPAR Group Ltd.	19,699	206,632
	Spur Corp. Ltd.	22,560	33,481
	Standard Bank Group Ltd.	315,229	3,340,641
*	Steinhoff International Holdings NV	237,520	39,164
*	Sun International Ltd.	112,230	203,525
	Super Group Ltd.	234,624	397,911
*	Telkom SA SOC Ltd.	129,841	391,294
*	Thungela Resources Ltd.	7,559	129,129
	Tiger Brands Ltd.	47,507	466,882
	Transaction Capital Ltd.	40,546	130,050
*	Trencor Ltd.	86,382	26,422
	Truworths International Ltd.	88,367	315,265
*	Tsogo Sun Gaming Ltd.	191,790	135,540
	Vodacom Group Ltd.	66,455	638,284
	Wilson Bayly Holmes-Ovcon Ltd.	29,110	137,418
	Woolworths Holdings Ltd.	270,001	1,010,760

TOTAL SOUTH AFRICA			61,850,810

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (4.3%)
	ABco Electronics Co. Ltd.	2,040	$19,256
	ABOV Semiconductor Co. Ltd.	2,891	31,355
*	Abpro Bio Co. Ltd.	15,343	10,248
*	Actoz Soft Co. Ltd.	2,277	20,963
	ADTechnology Co. Ltd.	1,392	19,635
	Advanced Nano Products Co. Ltd.	425	23,438
	Advanced Process Systems Corp.	2,951	55,944
	Aekyung Chemical Co. Ltd.	6,607	54,357
	Aekyung Industrial Co. Ltd.	1,084	16,913
*	AeroSpace Technology of Korea, Inc.	2,140	11,144
	AfreecaTV Co. Ltd.	2,466	211,378
*	Agabang&Company	14,748	52,674
	Ahn-Gook Pharmaceutical Co. Ltd.	1,612	14,121
	Ahnlab, Inc.	390	31,963
	AJ Networks Co. Ltd.	6,852	36,092
*	Ajin Industrial Co. Ltd.	8,820	21,239
	AK Holdings, Inc.	1,125	19,029
*	Alteogen, Inc.	439	19,798
*	ALUKO Co. Ltd.	14,094	40,422
	Amorepacific Corp.	3,101	441,290
	Amorepacific Group	7,868	309,537
*	Amotech Co. Ltd.	1,253	28,729
*	Anam Electronics Co. Ltd.	7,817	14,533
*	Ananti, Inc.	8,916	61,490
*	Anterogen Co. Ltd.	1,096	20,885
*	Apact Co. Ltd.	3,082	15,633
*	Aprogen Medicines, Inc.	51,534	63,068
*	Aprogen pharmaceuticals, Inc.	89,910	57,524
	APS Holdings Corp.	3,835	39,909
	APTC Co. Ltd.	3,171	51,305
*	Aroot Co. Ltd.	38,995	15,861
	Asia Cement Co. Ltd.	6,180	74,018
	ASIA Holdings Co. Ltd.	484	60,575
	Asia Paper Manufacturing Co. Ltd.	2,509	88,325
	Atec Co. Ltd.	945	10,041
	Atinum Investment Co. Ltd.	14,759	53,418
	AUK Corp.	11,347	23,936
	Aurora World Corp.	2,350	19,308
	Austem Co. Ltd.	10,996	20,541
	Autech Corp.	2,978	22,512
	Avaco Co. Ltd.	3,317	28,197
	Baiksan Co. Ltd.	2,131	20,837
*	Barunson Entertainment & Arts Corp.	16,881	18,332
	BGF Co. Ltd.	10,500	47,175
	BGF retail Co. Ltd.	1,819	260,191
	BH Co. Ltd.	7,554	160,479
*	Binex Co. Ltd.	1,677	20,437
	Binggrae Co. Ltd.	1,628	70,972
*	Bioneer Corp.	4,506	107,926
*	BioSmart Co. Ltd.	1,337	5,105
	BIT Computer Co. Ltd.	2,975	20,893
	Bixolon Co. Ltd.	3,329	18,929
	Bluecom Co. Ltd.	5,249	43,806
	BNK Financial Group, Inc.	78,969	489,768
	Boditech Med, Inc.	4,479	50,723
*	Bohae Brewery Co. Ltd.	20,645	15,719
	BoKwang Industry Co. Ltd.	3,439	22,254
	Boryung	8,087	83,050
*	Bosung Power Technology Co. Ltd.	7,124	38,641

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Bukwang Pharmaceutical Co. Ltd.	1,997	$18,578
	BYC Co. Ltd.	49	17,707
	Byucksan Corp.	18,048	55,511
	C&G Hi Tech Co. Ltd.	1,149	11,504
*	Cafe24 Corp.	1,137	16,877
*	CammSys Corp.	17,375	25,118
*	Capro Corp.	15,516	56,193
	Caregen Co. Ltd.	131	13,432
*	Carelabs Co. Ltd.	1,836	12,778
	Cell Biotech Co. Ltd.	1,257	16,419
	Celltrion Healthcare Co. Ltd.	1,466	73,829
*	Celltrion Pharm, Inc.	823	59,816
	Celltrion, Inc.	7,927	1,096,897
*	Central Motek Co. Ltd.	1,495	20,941
*	Chabiotech Co. Ltd.	2,751	40,417
	Changhae Ethanol Co. Ltd.	1,942	21,895
*	Charm Engineering Co. Ltd.	3,643	3,653
	Cheil Worldwide, Inc.	16,146	322,352
	Chemtronics Co. Ltd.	3,086	62,886
*	Chemtros Co. Ltd.	2,557	19,307
*	ChinHung International, Inc.	9,970	21,236
	Chinyang Holdings Corp.	4,663	13,787
*	Choil Aluminum Co. Ltd.	12,350	23,986
	Chong Kun Dang Pharmaceutical Corp.	2,150	167,986
	Chongkundang Holdings Corp.	933	51,230
	Choong Ang Vaccine Laboratory	1,593	18,238
*	Chorokbaem Healthcare Co. Ltd.	9,586	9,471
*	Chorokbaem Media Co. Ltd.	12,105	23,693
	Chosun Refractories Co. Ltd.	607	39,082
	Chunbo Co. Ltd.	147	31,915
	CJ CheilJedang Corp.	2,900	911,965
	CJ Corp.	7,712	526,895
	CJ ENM Co. Ltd.	3,540	355,555
	CJ Freshway Corp.	1,953	63,386
*	CJ Logistics Corp.	2,627	254,379
*	CJ Seafood Corp.	3,844	12,827
	CKD Bio Corp.	1,097	30,776
	Classys, Inc.	4,375	71,224
	Clean & Science Co. Ltd.	2,425	29,356
	CLIO Cosmetics Co. Ltd.	1,113	18,695
*	Cloud Air Co. Ltd.	7,725	8,370
*	CMG Pharmaceutical Co. Ltd.	5,872	14,977
*	CoAsia Corp.	2,042	13,406
*	Com2uS Holdings Corp.	572	37,673
	Com2uSCorp.	2,006	149,054
*	Comtec Systems Co. Ltd.	43,650	34,017
*	ContentreeJoongAng Corp.	611	21,800
*	Coreana Cosmetics Co. Ltd.	5,061	18,873
	Cosmax BTI, Inc.	1,192	13,313
*	COSMAX NBT, Inc.	2,021	10,357
	Cosmax, Inc.	2,904	195,242
*	Cosmecca Korea Co. Ltd.	1,559	18,994
*	CosmoAM&T Co. Ltd.	1,595	69,530
*	Cosmochemical Co. Ltd.	1,842	24,211
	Coway Co. Ltd.	11,250	630,114
	Coweaver Co. Ltd.	2,448	17,451
	Creas F&C Co. Ltd.	345	10,919
	Creverse, Inc.	1,783	43,496
	Crown Confectionery Co. Ltd.	2,751	25,479

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CROWNHAITAI Holdings Co. Ltd.	3,919	$32,057
*	CrystalGenomics, Inc.	5,410	21,751
	CS Wind Corp.	906	42,387
*	CTC BIO, Inc.	2,718	21,427
	CTK Co. Ltd.	2,527	20,568
	Cuckoo Holdings Co. Ltd.	1,645	24,311
	Cuckoo Homesys Co. Ltd.	2,558	71,043
*	Curo Co. Ltd.	9,884	3,587
	Cymechs, Inc.	1,110	16,384
*	D&C Media Co. Ltd.	822	20,452
	D.I Corp.	8,697	59,552
*	DA Technology Co. Ltd.	4,408	15,665
	Dae Han Flour Mills Co. Ltd.	427	60,190
	Dae Hyun Co. Ltd.	8,440	18,692
*	Dae Won Chemical Co. Ltd.	8,405	18,701
	Dae Won Kang Up Co. Ltd.	14,591	40,059
*	Dae Young Packaging Co. Ltd.	10,476	18,962
*	Daea TI Co. Ltd.	7,559	26,140
	Daebongls Co. Ltd.	2,132	17,556
	Daechang Co. Ltd.	20,114	33,483
	Daedong Corp.	8,532	99,079
	Daeduck Electronics Co. Ltd.	7,017	166,538
	Daehan New Pharm Co. Ltd.	3,512	35,970
	Daehan Steel Co. Ltd.	6,129	106,788
*	Dae-Il Corp.	7,233	31,104
	Daejoo Electronic Materials Co. Ltd.	743	47,944
	Daejung Chemicals & Metals Co. Ltd.	699	11,440
	Daekyo Co. Ltd.	7,575	24,230
	Daelim B&Co Co. Ltd.	2,743	17,154
*	Daemyung Sonoseason Co. Ltd.	12,905	12,892
	Daesang Corp.	7,766	155,260
	Daesang Holdings Co. Ltd.	8,332	69,540
*	Daesung Industrial Co. Ltd.	7,052	31,014
*	Daewon Cable Co. Ltd.	25,858	40,997
*	Daewon Media Co. Ltd.	1,500	19,777
	Daewon Pharmaceutical Co. Ltd.	3,710	52,745
	Daewon San Up Co. Ltd.	5,358	27,145
*	Daewoo Engineering & Construction Co. Ltd.	60,935	323,024
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9,350	192,759
	Daewoong Co. Ltd.	2,635	62,496
	Daewoong Pharmaceutical Co. Ltd.	320	46,040
	Daihan Pharmaceutical Co. Ltd.	2,113	48,747
	Daishin Securities Co. Ltd.	13,391	186,455
*	Daiyang Metal Co. Ltd.	5,644	19,741
*	Danal Co. Ltd.	5,161	38,427
*	Danawa Co. Ltd.	1,195	19,734
	Daou Data Corp.	5,188	57,486
	Daou Technology, Inc.	9,243	151,058
*	Dasan Networks, Inc.	8,158	42,941
	Dawonsys Co. Ltd.	2,220	51,475
*	Dayou Automotive Seat Technology Co. Ltd.	22,456	21,544
*	Dayou Plus Co. Ltd.	39,586	38,218
	DB Financial Investment Co. Ltd.	14,665	75,343
	DB HiTek Co. Ltd.	10,837	568,379
	DB Insurance Co. Ltd.	24,548	1,311,022
*	DB, Inc.	62,309	48,366
	DCM Corp.	786	16,730
	Dentium Co. Ltd.	1,517	80,836
	Deutsch Motors, Inc.	7,502	66,418

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Development Advance Solution Co. Ltd.	4,645	$17,743
	Device ENG Co. Ltd.	1,487	27,157
	DGB Financial Group, Inc.	68,258	481,140
	DHP Korea Co. Ltd.	2,807	16,119
	DI Dong Il Corp.	6,760	128,424
	Digital Chosun Co. Ltd.	7,564	18,037
	Digital Daesung Co. Ltd.	6,676	45,075
*	DIO Corp.	1,153	30,959
	Display Tech Co. Ltd.	3,673	22,833
	DL Construction Co. Ltd.	1,716	36,688
	DL E&C Co. Ltd.	11,126	523,299
	DL Holdings Co. Ltd.	4,437	216,247
*††	DMOA Co. Ltd.	21,844	5,713
	DMS Co. Ltd.	5,594	27,771
	DNF Co. Ltd.	1,532	26,810
	Dohwa Engineering Co. Ltd.	2,214	15,288
	Dong A Eltek Co. Ltd.	3,336	24,650
	Dong Ah Tire & Rubber Co. Ltd.	1,575	15,854
	Dong-A Hwasung Co. Ltd.	4,330	38,337
	Dong-A Socio Holdings Co. Ltd.	821	73,685
	Dong-A ST Co. Ltd.	1,625	90,054
	Dong-Ah Geological Engineering Co. Ltd.	4,456	71,268
*	Dongbang Transport Logistics Co. Ltd.	18,539	49,585
	Dongbu Corp.	2,681	28,259
	Dongil Industries Co. Ltd.	605	84,563
	Dongjin Semichem Co. Ltd.	13,391	394,616
	DongKook Pharmaceutical Co. Ltd.	5,555	98,567
	Dongkuk Industries Co. Ltd.	8,871	24,940
	Dongkuk Steel Mill Co. Ltd.	27,545	402,789
	Dongkuk Structures & Construction Co. Ltd.	3,477	15,661
	Dongsuh Cos., Inc.	3,025	63,890
	Dongsung Chemical Co. Ltd.	10,932	42,179
	Dongsung Finetec Co. Ltd.	4,233	39,663
*	Dongwha Enterprise Co. Ltd.	623	39,825
	Dongwha Pharm Co. Ltd.	5,010	50,322
	Dongwon Development Co. Ltd.	24,409	99,926
	Dongwon F&B Co. Ltd.	498	70,128
#	Dongwon Industries Co. Ltd.	849	167,310
	Dongwon Systems Corp.	1,255	58,171
	Dongyang E&P, Inc.	2,542	34,432
*	Dongyang Steel Pipe Co. Ltd.	20,607	22,861
	Doosan Bobcat, Inc.	13,506	438,853
	Doosan Co. Ltd.	3,050	213,830
*	Doosan Enerbility	7,707	122,620
*	Doosan Fuel Cell Co. Ltd.	1,451	39,423
	DoubleUGames Co. Ltd.	3,082	120,440
	Douzone Bizon Co. Ltd.	1,761	56,369
*	Dream Security Co. Ltd.	7,102	23,108
	Dreamtech Co. Ltd.	7,552	62,393
*	DSC Investment, Inc.	4,765	20,298
*	DSK Co. Ltd.	1,748	9,770
	DTR Automotive Corp.	1,827	112,355
*	Duk San Neolux Co. Ltd.	1,910	62,700
*	Duksan Hi-Metal Co. Ltd.	3,698	27,621
	Duksung Co. Ltd.	1,268	8,213
	DY Corp.	6,599	45,586
	DY POWER Corp.	2,787	32,327
*	E Investment&Development Co. Ltd.	170,895	24,083
*	E& Corp. Co. Ltd.	3,908	11,918

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	E&M Co. Ltd.	21,301	$10,300
	E1 Corp.	816	32,485
	Eagon Industrial Ltd.	1,886	19,455
	Easy Bio, Inc.	3,339	17,556
	Easy Holdings Co. Ltd.	13,163	53,448
	eBEST Investment & Securities Co. Ltd.	9,868	59,526
	Echo Marketing, Inc.	3,042	47,924
	Ecoplastic Corp.	9,423	21,387
	Ecopro BM Co. Ltd.	243	89,774
	Ecopro Co. Ltd.	4,154	273,842
	Ecopro HN Co. Ltd.	1,060	41,254
	e-Credible Co. Ltd.	909	13,653
*	Ehwa Technologies Information Co. Ltd.	31,467	28,167
	Elentec Co. Ltd.	4,988	88,573
	E-MART, Inc.	4,956	512,839
	EM-Tech Co. Ltd.	2,205	66,509
	ENF Technology Co. Ltd.	4,799	132,254
	Eo Technics Co. Ltd.	711	62,304
	Estechpharma Co. Ltd.	3,921	29,943
*	E-TRON Co. Ltd.	77,989	16,820
	Eugene Corp.	21,899	89,325
	Eugene Investment & Securities Co. Ltd.	37,902	97,950
	Eugene Technology Co. Ltd.	2,667	89,709
	Eusu Holdings Co. Ltd.	5,910	28,530
*	EV Advanced Material Co. Ltd.	5,865	8,134
*	E-World	11,509	24,652
	Exicon Co. Ltd.	1,097	10,999
	F&F Co. Ltd.	4,785	528,279
	Farmsco	7,465	43,044
	FarmStory Co. Ltd.	18,064	65,464
	Fila Holdings Corp.	16,447	420,237
	Fine Semitech Corp.	5,935	103,234
	Foosung Co. Ltd.	11,859	175,498
	Gabia, Inc.	1,782	19,532
	Gaon Cable Co. Ltd.	1,018	21,144
*	GC Cell Corp.	909	47,665
*	GemVax & Kael Co. Ltd.	1,656	19,211
	Gemvaxlink Co. Ltd.	21,178	27,478
*	Genexine, Inc.	2,129	67,421
*	Genie Music Corp.	6,187	25,393
	GENOLUTION, Inc.	1,441	15,529
	Global Standard Technology Co. Ltd.	1,378	33,370
	GMB Korea Corp.	3,121	14,208
	Golfzon Co. Ltd.	1,071	136,882
	Golfzon Newdin Holdings Co. Ltd.	8,068	55,820
#	Gradiant Corp.	16,464	59,249
	Green Cross Corp.	468	69,466
	Green Cross Holdings Corp.	7,392	128,510
	GS Engineering & Construction Corp.	19,090	628,628
*	GS Global Corp.	25,862	94,209
	GS Holdings Corp.	20,440	706,071
	GS Retail Co. Ltd.	13,923	315,151
	Gwangju Shinsegae Co. Ltd.	1,845	53,883
	HAESUNG DS Co. Ltd.	3,675	202,044
	Haitai Confectionery & Foods Co. Ltd.	1,576	10,944
	Halla Corp.	15,710	67,941
	Halla Holdings Corp.	3,614	119,812
	Han Kuk Carbon Co. Ltd.	4,424	45,585
	Hana Financial Group, Inc.	48,169	1,788,356

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Materials, Inc.	2,188	$107,539
*	Hana Micron, Inc.	14,856	207,325
	Hana Pharm Co. Ltd.	1,378	21,794
*	Hanall Biopharma Co. Ltd.	1,578	22,760
	HanChang Paper Co. Ltd.	12,050	20,869
*	Hancom MDS, Inc.	1,135	20,357
	Handok, Inc.	2,498	43,433
	Handsome Co. Ltd.	4,070	113,494
	Hanil Cement Co. Ltd.	2,373	38,411
	Hanil Holdings Co. Ltd.	2,428	25,779
	Hanil Hyundai Cement Co. Ltd.	369	9,431
*	Hanjin Kal Corp.	186	8,411
	Hanjin Transportation Co. Ltd.	3,824	99,482
	Hankook Shell Oil Co. Ltd.	239	48,140
	Hankook Tire & Technology Co. Ltd.	25,389	696,846
	Hanmi Pharm Co. Ltd.	379	93,563
	Hanmi Science Co. Ltd.	510	20,566
	Hanmi Semiconductor Co. Ltd.	10,954	130,030
	HanmiGlobal Co. Ltd.	1,679	17,784
	Hanon Systems	36,693	328,364
*	Hans Biomed Corp.	730	6,435
	Hansae Co. Ltd.	3,987	81,551
	Hansae Yes24 Holdings Co. Ltd.	4,792	25,950
	Hanshin Construction Co. Ltd.	4,822	67,247
	Hanshin Machinery Co.	7,006	68,972
	Hansol Chemical Co. Ltd.	2,668	513,335
	Hansol Holdings Co. Ltd.	13,497	37,909
	Hansol HomeDeco Co. Ltd.	16,336	23,011
	Hansol Logistics Co. Ltd.	4,521	15,520
	Hansol Paper Co. Ltd.	11,693	135,118
*	Hansol Technics Co. Ltd.	10,714	58,094
	Hanssem Co. Ltd.	1,825	112,831
	Hanwha Aerospace Co. Ltd.	9,918	415,049
	Hanwha Corp.	10,651	251,633
*	Hanwha General Insurance Co. Ltd.	35,527	132,706
	Hanwha Investment & Securities Co. Ltd.	57,776	216,717
*	Hanwha Life Insurance Co. Ltd.	100,853	233,702
*	Hanwha Solutions Corp.	33,178	833,894
	Hanyang Eng Co. Ltd.	4,895	60,913
	Hanyang Securities Co. Ltd.	4,400	47,724
	Harim Co. Ltd.	15,284	46,026
	HB Technology Co. Ltd.	6,750	12,799
	HD Hyundai Co. Ltd.	12,163	558,532
	HDC Holdings Co. Ltd.	10,850	61,787
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,687	173,458
	HDC Hyundai Engineering Plastics Co. Ltd.	4,188	15,635
	HDCLabs Co. Ltd.	2,213	17,525
*	Helixmith Co. Ltd.	1,239	20,519
*	Heungkuk Fire & Marine Insurance Co. Ltd.	27,089	84,709
	HIMS Co. Ltd.	1,730	12,360
	Hite Jinro Co. Ltd.	4,467	131,435
	Hitejinro Holdings Co. Ltd.	5,594	62,502
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	45,935
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	30,450
*	HLB, Inc.	3,522	85,725
	HLscience Co. Ltd.	680	21,189
	HMM Co. Ltd.	60,663	1,344,638
*††	HNT Electronics Co. Ltd.	9,956	2,854
*	Home Center Holdings Co. Ltd.	20,700	28,253

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Homecast Co. Ltd.	5,319	$12,906
	Hotel Shilla Co. Ltd.	6,246	397,476
	HS Industries Co. Ltd.	26,890	127,128
*	HSD Engine Co. Ltd.	4,327	36,367
*	Hugel, Inc.	1,161	114,292
*	Humax Co. Ltd.	5,092	18,183
	Humedix Co. Ltd.	763	12,717
*	Huneed Technologies	3,729	26,640
	Huons Co. Ltd.	2,413	82,071
	Huons Global Co. Ltd.	2,411	53,864
	Huvis Corp.	5,615	34,443
	Huvitz Co. Ltd.	2,773	23,585
	Hwa Shin Co. Ltd.	11,774	78,250
	Hwacheon Machine Tool Co. Ltd.	773	21,722
*	Hwail Pharm Co. Ltd.	20,664	53,817
	Hwangkum Steel & Technology Co. Ltd.	4,501	35,131
	Hwaseung Corp. Co. Ltd.	14,250	19,647
	Hwaseung Enterprise Co. Ltd.	4,866	62,795
	Hwaseung R&A Co. Ltd.	5,408	19,842
	HwaSung Industrial Co. Ltd.	3,868	68,088
*	HYBE Co. Ltd.	232	45,562
	Hy-Lok Corp.	2,141	31,528
	Hyosung Advanced Materials Corp.	905	336,759
*	Hyosung Chemical Corp.	872	153,903
	Hyosung Corp.	3,021	197,802
*	Hyosung Heavy Industries Corp.	1,480	64,472
	Hyosung TNC Corp.	1,183	382,264
	Hyundai Bioland Co. Ltd.	1,295	18,408
	Hyundai BNG Steel Co. Ltd.	4,399	62,270
	Hyundai Construction Equipment Co. Ltd.	5,034	146,875
	Hyundai Corp.	3,245	47,678
	Hyundai Corp. Holdings, Inc.	2,677	27,340
	Hyundai Department Store Co. Ltd.	4,872	289,966
*	Hyundai Doosan Infracore Co. Ltd.	49,004	253,486
*	Hyundai Electric & Energy System Co. Ltd.	5,670	96,894
	Hyundai Elevator Co. Ltd.	6,841	192,094
*	Hyundai Energy Solutions Co. Ltd.	1,549	27,009
	Hyundai Engineering & Construction Co. Ltd.	18,496	643,437
	Hyundai Ezwel Co. Ltd.	2,550	21,571
	Hyundai Futurenet Co. Ltd.	19,724	52,604
	Hyundai Glovis Co. Ltd.	6,371	1,043,818
	Hyundai Greenfood Co. Ltd.	14,906	107,523
	Hyundai Home Shopping Network Corp.	2,773	132,206
	Hyundai HT Co. Ltd.	3,896	31,187
	Hyundai Livart Furniture Co. Ltd.	5,250	60,866
	Hyundai Marine & Fire Insurance Co. Ltd.	34,740	895,373
*	Hyundai Mipo Dockyard Co. Ltd.	1,829	120,063
	Hyundai Mobis Co. Ltd.	7,145	1,162,399
	Hyundai Motor Co.	8,649	1,254,864
	Hyundai Motor Securities Co. Ltd.	8,272	71,736
	Hyundai Pharmaceutical Co. Ltd.	2,593	10,431
*	Hyundai Rotem Co. Ltd.	4,998	74,498
	Hyundai Steel Co.	22,549	766,272
#	Hyundai Wia Corp.	6,863	350,388
	HyVision System, Inc.	1,431	22,685
*	iA, Inc.	27,516	21,742
	ICD Co. Ltd.	3,937	34,227
	IDIS Holdings Co. Ltd.	2,459	23,850
*	IHQ, Inc.	24,183	21,417

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Il Dong Pharmaceutical Co. Ltd.	1	$39
	Iljin Electric Co. Ltd.	4,435	19,670
	Iljin Holdings Co. Ltd.	11,581	50,579
	Iljin Materials Co. Ltd.	927	63,524
	Ilshin Spinning Co. Ltd.	489	47,526
	Ilsung Pharmaceuticals Co. Ltd.	145	9,794
	Ilyang Pharmaceutical Co. Ltd.	980	19,170
	iMarketKorea, Inc.	6,839	57,945
	InBody Co. Ltd.	2,830	65,085
*	INCON Co. Ltd.	7,359	7,445
	Incross Co. Ltd.	346	10,553
	Industrial Bank of Korea	67,328	597,393
	INITECH Co. Ltd.	3,505	12,506
	Innocean Worldwide, Inc.	2,205	85,002
	InnoWireless, Inc.	675	20,634
	Innox Advanced Materials Co. Ltd.	2,956	114,345
*	Insun ENT Co. Ltd.	3,661	32,089
*	Insung Information Co. Ltd.	10,727	23,248
	Intellian Technologies, Inc.	306	18,764
	Intelligent Digital Integrated Security Co. Ltd.	1,023	20,904
*	Interflex Co. Ltd.	2,858	37,726
	Interojo Co. Ltd.	2,368	60,366
	INTOPS Co. Ltd.	5,178	153,079
*	iNtRON Biotechnology, Inc.	1,380	19,536
	Inzi Controls Co. Ltd.	1,735	14,971
	INZI Display Co. Ltd.	5,664	11,260
*	Iones Co. Ltd.	3,514	26,641
	IS Dongseo Co. Ltd.	1,652	69,524
	ISC Co. Ltd.	943	26,303
	i-SENS, Inc.	1,688	38,650
	ISU Chemical Co. Ltd.	4,981	61,122
*	IsuPetasys Co. Ltd.	12,001	72,983
	ITM Semiconductor Co. Ltd.	769	21,443
	It’s Hanbul Co. Ltd.	1,087	22,615
*	Jahwa Electronics Co. Ltd.	1,837	50,110
*	Jayjun Cosmetic Co. Ltd.	12,864	14,033
	JB Financial Group Co. Ltd.	68,101	481,707
	JC Chemical Co. Ltd.	3,231	36,725
	JC Hyun System, Inc.	1,892	10,463
*	Jeju Semiconductor Corp.	6,082	25,690
	Jinro Distillers Co. Ltd.	496	11,505
	Jinsung T.E.C	4,387	41,457
	JLS Co. Ltd.	2,834	17,150
*	JNK Heaters Co. Ltd.	4,478	23,193
*	JNTC Co. Ltd.	3,710	18,658
	JS Corp.	1,046	19,091
	Jusung Engineering Co. Ltd.	5,820	96,653
	JVM Co. Ltd.	732	10,777
	JW Holdings Corp.	2,885	10,105
	JW Life Science Corp.	3,481	41,440
	JW Pharmaceutical Corp.	1,952	47,277
	JYP Entertainment Corp.	10,173	471,946
	Kakao Corp.	2,411	168,417
*	Kanglim Co. Ltd.	6,120	11,546
	Kangnam Jevisco Co. Ltd.	1,448	29,369
*	Kangwon Land, Inc.	6,039	126,907
	KAON Media Co. Ltd.	4,033	39,047
	KB Financial Group, Inc.	49,768	2,315,410
	KB Financial Group, Inc., ADR	1,286	59,053

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KC Co. Ltd.	3,354	$58,671
	KC Green Holdings Co. Ltd.	5,906	19,886
	KC Tech Co. Ltd.	2,445	40,122
	KCC Corp.	1,374	366,279
	KCC Engineering & Construction Co. Ltd.	3,099	23,232
	KCC Glass Corp.	3,384	164,886
	KCTC	3,390	16,769
*	KEC Corp.	14,505	36,073
	KEPCO Engineering & Construction Co., Inc.	1,021	58,599
	KEPCO Plant Service & Engineering Co. Ltd.	3,807	113,866
*	KEYEAST Co. Ltd.	1,642	14,185
	KG Chemical Corp.	1,669	55,534
#	KG Dongbu Steel.	6,855	131,882
	KG Eco Technology Service Co. Ltd.	4,964	56,860
	Kginicis Co. Ltd.	4,395	59,985
	KGMobilians Co. Ltd.	4,597	31,427
*	KH Electron Co. Ltd.	15,024	7,448
*	KH FEELUX Co. Ltd.	32,355	57,433
	KH Vatec Co. Ltd.	1,405	22,215
	Kia Corp.	35,762	2,345,638
	KINX, Inc.	620	26,094
	KISCO Corp.	6,754	48,193
	KISCO Holdings Co. Ltd.	3,626	52,533
	KISWIRE Ltd.	2,991	65,843
	KIWOOM Securities Co. Ltd.	5,112	381,505
*	KleanNara Co. Ltd.	8,659	32,513
*	KMW Co. Ltd.	2,169	55,851
	Kocom Co. Ltd.	2,542	12,518
	Koentec Co. Ltd.	5,183	34,361
	Koh Young Technology, Inc.	5,440	82,387
	Kolmar BNH Co. Ltd.	3,110	84,003
	Kolmar Korea Co. Ltd.	1,821	67,350
	Kolmar Korea Holdings Co. Ltd.	3,265	58,252
	Kolon Corp.	2,068	45,288
	Kolon Global Corp.	2,247	37,275
	Kolon Industries, Inc.	8,158	397,353
	Kolon Plastic, Inc.	1,808	18,127
	KoMiCo Ltd.	1,570	67,202
*	KONA I Co. Ltd.	2,045	38,552
	Kook Soon Dang Brewery Co. Ltd.	2,348	20,112
	Korea Aerospace Industries Ltd.	8,473	292,146
	Korea Alcohol Industrial Co. Ltd.	4,299	41,381
	Korea Arlico Pharm Co. Ltd.	3,290	19,301
	Korea Asset In Trust Co. Ltd.	32,495	100,603
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	22,206
*	Korea Circuit Co. Ltd.	2,706	61,122
	Korea District Heating Corp.	936	26,883
*	Korea Electric Power Corp., Sponsored ADR	1,200	10,656
*	Korea Electric Power Corp.	12,674	231,282
	Korea Electric Terminal Co. Ltd.	1,644	90,612
	Korea Electronic Power Industrial Development Co. Ltd.	1,999	20,150
	Korea Export Packaging Industrial Co. Ltd.	855	17,854
	Korea Gas Corp.	5,196	169,847
	Korea Investment Holdings Co. Ltd.	13,385	742,078
*	Korea Line Corp.	66,690	140,299
	Korea Petrochemical Ind Co. Ltd.	1,452	172,073
	Korea Petroleum Industries Co.	1,408	21,257
	Korea Ratings Corp.	343	22,027
	Korea Real Estate Investment & Trust Co. Ltd.	38,971	67,774

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,254	$665,695
	Korea United Pharm, Inc.	846	19,672
	Korea Zinc Co. Ltd.	634	289,445
*	Korean Air Lines Co. Ltd.	34,260	807,265
	Korean Reinsurance Co.	30,368	232,355
*	Kortek Corp.	4,073	36,922
*	KPM Tech Co. Ltd.	8,705	5,407
	KPX Chemical Co. Ltd.	807	34,894
	KSS LINE Ltd.	6,720	63,722
*	KT Alpha Co. Ltd.	4,017	20,048
	KT Corp., Sponsored ADR	2,500	34,825
	KT Corp.	2,588	72,868
	KT Skylife Co. Ltd.	13,595	98,747
	KT Submarine Co. Ltd.	4,890	23,592
	KT&G Corp.	16,321	1,071,781
	KTB Investment & Securities Co. Ltd.	22,459	82,979
	KTCS Corp.	8,939	17,247
	Ktis Corp.	7,637	15,526
	Kukbo Design Co. Ltd.	1,117	18,053
	Kukdo Chemical Co. Ltd.	1,746	75,584
*	Kukdong Corp.	7,096	12,766
	Kukdong Oil & Chemicals Co. Ltd.	3,251	12,134
*	Kumho HT, Inc.	22,704	27,078
	Kumho Petrochemical Co. Ltd.	8,905	1,076,750
*	Kumho Tire Co., Inc.	29,900	101,551
	KUMHOE&C Co. Ltd.	5,409	44,100
	Kumkang Kind Co. Ltd.	6,650	52,884
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	64,139
	Kwang Myung Electric Co. Ltd.	8,801	19,345
	Kyeryong Construction Industrial Co. Ltd.	3,546	102,831
	Kyobo Securities Co. Ltd.	7,247	44,773
	Kyochon F&B Co. Ltd.	1,522	18,527
	Kyongbo Pharmaceutical Co. Ltd.	2,380	16,110
	Kyung Dong Navien Co. Ltd.	1,868	75,518
	Kyungbang Co. Ltd.	4,750	59,659
	KyungDong City Gas Co. Ltd.	710	14,931
	Kyungdong Pharm Co. Ltd.	4,514	36,574
	Kyung-In Synthetic Corp.	5,514	30,538
	L&C Bio Co. Ltd.	706	22,139
	LabGenomics Co. Ltd.	6,822	37,833
*	Lake Materials Co. Ltd.	10,907	38,974
	LB Semicon, Inc.	13,039	120,975
	LEADCORP, Inc. (The)	7,183	51,969
	LEENO Industrial, Inc.	2,474	342,942
*	Leenos Corp.	5,950	5,927
	LF Corp.	8,861	136,969
	LG Chem Ltd.	2,122	869,097
	LG Corp.	10,721	619,120
#	LG Display Co. Ltd., ADR	7,000	45,010
#	LG Display Co. Ltd.	87,074	1,137,727
	LG Electronics, Inc.	46,957	4,252,758
	LG HelloVision Co. Ltd.	18,251	92,277
	LG Household & Health Care Ltd.	1,165	834,350
	LG Innotek Co. Ltd.	4,053	1,099,733
	LG Uplus Corp.	102,528	1,132,647
	LIG Nex1 Co. Ltd.	2,825	182,753
	LMS Co. Ltd.	1,405	9,912
*	Lock & Lock Co. Ltd.	4,679	38,583
	LOT Vacuum Co. Ltd.	2,233	25,881

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Chemical Corp.	4,857	$749,637
	Lotte Chilsung Beverage Co. Ltd.	1,425	204,236
	Lotte Confectionery Co. Ltd.	504	49,733
	Lotte Corp.	6,229	168,047
*	Lotte Data Communication Co.	1,292	37,040
	LOTTE Fine Chemical Co. Ltd.	7,901	507,240
	Lotte Food Co. Ltd.	170	46,401
	LOTTE Himart Co. Ltd.	4,537	84,368
*	Lotte Non-Life Insurance Co. Ltd.	18,622	29,349
	Lotte Shopping Co. Ltd.	3,430	254,081
	LS Cable & System Asia Ltd.	2,218	13,997
	LS Corp.	5,733	260,321
	LS Electric Co. Ltd.	5,639	211,787
*	Lumens Co. Ltd.	13,126	14,352
	Lutronic Corp.	2,412	50,092
*	LVMC Holdings	22,015	60,015
	LX Hausys Ltd.	2,888	133,338
*	LX Holdings Corp.	5,199	40,862
	LX International Corp.	14,844	452,631
	LX Semicon Co. Ltd.	1,734	178,912
	Macquarie Korea Infrastructure Fund	52,657	594,960
	Macrogen, Inc.	2,795	60,880
	Maeil Dairies Co. Ltd.	1,216	66,827
	Maeil Holdings Co. Ltd.	3,729	32,390
	MAKUS, Inc.	2,994	25,512
	Mando Corp.	9,881	419,193
*	Maniker Co. Ltd.	11,358	18,093
	Mcnex Co. Ltd.	3,884	135,734
*	ME2ON Co. Ltd.	7,916	35,365
	Mediana Co. Ltd.	2,091	10,197
*	MEDICOX Co. Ltd.	15,960	9,432
*	Medipost Co. Ltd.	780	13,984
*	Medy-Tox, Inc.	819	87,781
	MegaStudy Co. Ltd.	3,852	37,030
	MegaStudyEdu Co. Ltd.	2,801	210,377
	MEKICS Co. Ltd.	2,358	11,847
	Meritz Financial Group, Inc.	13,458	403,139
	Meritz Fire & Marine Insurance Co. Ltd.	11,958	418,375
	Meritz Securities Co. Ltd.	107,207	554,229
*	Mgame Corp.	2,362	18,407
	Mi Chang Oil Industrial Co. Ltd.	191	12,444
	MiCo Ltd.	14,070	120,730
	Minwise Co. Ltd.	2,233	31,772
	Mirae Asset Life Insurance Co. Ltd.	44,124	139,080
	Mirae Asset Securities Co. Ltd.	80,684	510,383
	Mirae Asset Venture Investment Co. Ltd.	5,505	36,784
	Miwon Commercial Co. Ltd.	265	36,098
	Miwon Specialty Chemical Co. Ltd.	470	78,156
	MK Electron Co. Ltd.	6,706	79,780
	MNTech Co. Ltd.	7,262	44,149
	Moorim P&P Co. Ltd.	9,257	36,983
	Moorim Paper Co. Ltd.	10,458	30,084
	Motonic Corp.	2,447	17,606
*	Motrex Co. Ltd.	961	23,818
	Mr Blue Corp.	3,539	22,301
*	MS Autotech Co. Ltd.	5,769	24,159
	Muhak Co. Ltd.	6,177	45,855
	Multicampus Co. Ltd.	681	25,257
*	MyungMoon Pharm Co. Ltd.	6,415	18,905

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nam Hwa Construction Co. Ltd.	881	$6,394
*	Namsun Aluminum Co. Ltd.	32,959	78,536
*	Namuga Co. Ltd.	2,016	18,460
	Namyang Dairy Products Co. Ltd.	154	49,613
*	NanoenTek, Inc.	2,240	11,092
	Nasmedia Co. Ltd.	1,202	26,800
	NAVER Corp.	1,571	349,954
	NCSoft Corp.	1,024	339,114
*	NDFOS Co. Ltd.	2,707	17,044
	NeoPharm Co. Ltd.	1,610	33,147
*	Neowiz	2,740	44,820
	Neowiz Holdings Corp.	1,384	41,259
*	Nepes Ark Corp.	1,176	39,195
*	NEPES Corp.	4,262	101,348
Ω	Netmarble Corp.	1,131	85,015
	Newtree Co. Ltd.	766	11,910
	Nexen Corp.	11,324	40,474
	Nexen Tire Corp.	18,390	99,531
*	NEXT BT Co. Ltd.	20,797	20,784
*	NextEye Co. Ltd.	9,772	8,500
	NEXTIN, Inc.	1,162	61,833
	NH Investment & Securities Co. Ltd.	42,056	358,935
*	NHN Corp.	6,972	192,445
*	NHN KCP Corp.	6,924	113,832
	NICE Holdings Co. Ltd.	9,644	130,660
	Nice Information & Telecommunication, Inc.	3,138	74,648
	NICE Information Service Co. Ltd.	13,197	191,776
	NICE Total Cash Management Co. Ltd.	8,267	41,647
*	NK Co. Ltd.	23,922	22,388
	Nong Shim Holdings Co. Ltd.	1,008	60,024
	Nong Woo Bio Co. Ltd.	2,704	27,465
	NongShim Co. Ltd.	1,064	254,272
	Noroo Holdings Co. Ltd.	946	9,000
	NOROO Paint & Coatings Co. Ltd.	2,394	20,820
	NOVAREX Co. Ltd.	755	23,327
	NPC.	3,679	33,038
	OCI Co. Ltd.	6,354	524,896
*	Omnisystem Co. Ltd.	11,756	21,489
	Opto Device Technology Co. Ltd.	4,785	27,391
	OptoElectronics Solutions Co. Ltd.	1,454	32,643
*	OPTRON-TEC, Inc.	3,754	20,037
	Orion Corp.	4,635	345,453
	Orion Holdings Corp.	10,473	122,271
#	Osstem Implant Co. Ltd.	3,792	339,650
*	Osung Advanced Materials Co. Ltd.	18,972	32,476
	Ottogi Corp.	395	146,500
	Paik Kwang Industrial Co. Ltd.	8,901	38,495
	Pan Ocean Co. Ltd.	91,797	479,862
*	PANAGENE, Inc.	3,308	10,648
*	Pan-Pacific Co. Ltd.	10,094	20,886
*	Paradise Co. Ltd.	10,649	138,715
	Park Systems Corp.	234	20,790
	Partron Co. Ltd.	14,316	131,558
	Paseco Co. Ltd.	1,669	24,897
#*	Pearl Abyss Corp.	1,369	72,906
	People & Technology, Inc.	4,257	167,623
	PHA Co. Ltd.	4,745	34,042
	PharmaResearch Co. Ltd.	626	45,691
*	Pharmicell Co. Ltd.	5,841	52,226

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	PI Advanced Materials Co. Ltd.	4,953	$186,656
#	Poongsan Corp.	9,909	249,581
	Poongsan Holdings Corp.	3,033	72,369
	POSCO Chemical Co. Ltd.	865	91,380
	POSCO Holdings, Inc., Sponsored ADR	8,667	491,506
	POSCO Holdings, Inc.	7,327	1,672,950
#	Posco International Corp.	26,084	506,555
	Posco M-Tech Co. Ltd.	2,526	14,218
	POSCO Steeleon Co. Ltd.	587	23,929
*	Power Logics Co. Ltd.	10,381	62,386
*	PowerNet Technologies Corp.	3,732	14,493
	Protec Co. Ltd.	1,550	36,158
	PSK, Inc.	2,521	95,464
	Pulmuone Co. Ltd.	7,670	101,701
	Pungkuk Ethanol Co. Ltd.	731	10,199
*††	Redrover Co. Ltd.	7,782	2,126
	Reyon Pharmaceutical Co. Ltd.	809	17,708
	RFHIC Corp.	1,003	22,479
*	RFTech Co. Ltd.	7,456	36,960
	S Net Systems, Inc.	3,025	17,522
	S&S Tech Corp.	978	21,725
*	S.Y. Co. Ltd.	4,807	12,614
	S-1 Corp.	4,169	227,151
	Sajo Industries Co. Ltd.	1,127	49,833
	Sajodaerim Corp.	2,063	52,918
*	Sajodongaone Co. Ltd.	23,031	37,891
*	Sam Chun Dang Pharm Co. Ltd.	913	32,266
	Sam Young Electronics Co. Ltd.	5,658	47,971
	Sam Yung Trading Co. Ltd.	3,582	40,178
	Sambo Corrugated Board Co. Ltd.	727	7,830
	Sambo Motors Co. Ltd.	5,206	21,588
*	Sambu Engineering & Construction Co. Ltd.	31,496	65,858
	Samchully Co. Ltd.	644	58,029
	Samchuly Bicycle Co. Ltd.	2,503	20,601
	Samho Development Co. Ltd.	8,173	33,319
	SAMHWA Paints Industrial Co. Ltd.	2,439	18,419
	Samick Musical Instruments Co. Ltd.	18,322	25,107
	Samji Electronics Co. Ltd.	3,286	31,018
	Samjin LND Co. Ltd.	8,627	19,606
	Samjin Pharmaceutical Co. Ltd.	4,150	82,928
	Samkee Corp.	9,415	29,591
	Sammok S-Form Co. Ltd.	1,379	28,680
	SAMPYO Cement Co. Ltd.	17,261	71,947
*Ω	Samsung Biologics Co. Ltd.	93	61,342
	Samsung C&T Corp.	9,875	893,434
	Samsung Card Co. Ltd.	7,651	202,663
	Samsung Climate Control Co. Ltd.	973	9,827
	Samsung Electro-Mechanics Co. Ltd.	8,574	1,109,777
	Samsung Electronics Co. Ltd.	661,530	35,255,279
*	Samsung Engineering Co. Ltd.	42,242	861,865
	Samsung Fire & Marine Insurance Co. Ltd.	7,890	1,307,831
*	Samsung Heavy Industries Co. Ltd.	146,724	700,359
	Samsung Life Insurance Co. Ltd.	8,967	460,972
*	Samsung Pharmaceutical Co. Ltd.	3,396	10,668
	Samsung Publishing Co. Ltd.	1,330	32,188
	Samsung SDI Co. Ltd.	623	296,769
	Samsung SDS Co. Ltd.	1,528	178,067
	Samsung Securities Co. Ltd.	18,684	583,536
	SAMT Co. Ltd.	23,178	79,376

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samwha Capacitor Co. Ltd.	3,391	$146,373
	Samyang Corp.	1,345	58,347
	Samyang Foods Co. Ltd.	667	51,492
	Samyang Holdings Corp.	1,645	112,465
	Samyang Packaging Corp.	540	9,823
	Samyang Tongsang Co. Ltd.	608	27,790
	Sang-A Frontec Co. Ltd.	647	19,843
	Sangsangin Co. Ltd.	15,541	139,517
	Sangsin Energy Display Precision Co. Ltd.	2,886	37,352
	SaraminHR Co. Ltd.	2,179	72,246
	Satrec Initiative Co. Ltd.	226	8,767
	SAVEZONE I&C Corp.	7,852	22,566
*	SBI Investment Korea Co. Ltd.	15,114	20,096
*	SBW	106,312	75,366
*	S-Connect Co. Ltd.	9,219	10,672
*	SDN Co. Ltd.	12,868	20,838
	Seah Besteel Corp.	6,421	92,089
	SeAH Steel Corp.	668	85,599
	SeAH Steel Holdings Corp.	745	84,483
	Sebang Co. Ltd.	5,642	54,653
	Sebang Global Battery Co. Ltd.	3,462	206,468
#	Seegene, Inc.	8,410	266,676
	Segyung Hitech Co. Ltd.	1,051	18,600
	Sejong Industrial Co. Ltd.	7,042	39,626
	Sejong Telecom, Inc.	135,194	55,972
*	Sekonix Co. Ltd.	4,279	35,429
	Sempio Foods Co.	344	13,140
*	S-Energy Co. Ltd.	4,248	12,833
	Seobu T&D	13,938	117,698
	Seohan Co. Ltd.	37,879	51,873
	Seohee Construction Co. Ltd.	20,991	30,869
	Seojin System Co. Ltd.	4,216	64,219
	Seoul Auction Co. Ltd.	956	16,603
	Seoul City Gas Co. Ltd.	144	21,229
	Seoul Semiconductor Co. Ltd.	12,989	138,213
	Seoul Viosys Co. Ltd.	4,100	28,966
	Seowon Co. Ltd.	6,530	10,641
	SEOWONINTECH Co. Ltd.	3,132	16,136
	Seoyon Co. Ltd.	5,803	36,878
	Seoyon E-Hwa Co. Ltd.	6,608	35,720
*	Sewon E&C Co. Ltd.	38,948	30,343
	Sewoon Medical Co. Ltd.	3,757	11,348
	SFA Engineering Corp.	6,220	194,656
*	SFA Semicon Co. Ltd.	20,791	106,737
*	SG Corp.	32,481	19,046
	SGC e Tec E&C Co. Ltd.	858	38,336
	SH Energy & Chemical Co. Ltd.	26,194	31,893
	Shin Heung Energy & Electronics Co. Ltd.	831	43,082
*	Shin Poong Pharmaceutical Co. Ltd.	491	11,711
	Shindaeyang Paper Co. Ltd.	852	63,297
	Shinhan Financial Group Co. Ltd.	56,542	1,878,576
*	Shinhan Financial Group Co. Ltd., ADR	2,400	78,504
	Shinil Electronics Co. Ltd.	11,482	20,719
	Shinsegae Engineering & Construction Co. Ltd.	1,276	34,883
	Shinsegae Food Co. Ltd.	604	34,741
	Shinsegae Information & Communication Co. Ltd.	2,700	34,779
	Shinsegae International, Inc.	3,315	82,314
	Shinsegae, Inc.	2,377	463,170
*	Shinsung E&G Co. Ltd.	27,321	40,753

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Shinsung Tongsang Co. Ltd.	23,223	$64,227
*	Shinwha Intertek Corp.	10,450	25,337
	Shinwon Corp.	22,158	33,669
#	Shinyoung Securities Co. Ltd.	2,250	103,016
*	Showbox Corp.	6,200	28,935
*	Signetics Corp.	17,051	33,797
	SIGONG TECH Co. Ltd.	2,357	14,107
	Silla Co. Ltd.	3,447	36,658
#	Simmtech Co. Ltd.	8,513	328,092
	SIMMTECH HOLDINGS Co. Ltd.	9,400	40,175
	SIMPAC, Inc.	9,536	67,114
	Sindoh Co. Ltd.	2,160	56,297
	Sinil Pharm Co. Ltd.	3,144	24,862
	SJ Group Co. Ltd.	1,635	33,193
*	SK Biopharmaceuticals Co. Ltd.	2,810	202,998
	SK Chemicals Co. Ltd.	3,343	333,431
	SK D&D Co. Ltd.	2,050	46,379
	SK Discovery Co. Ltd.	4,198	137,510
	SK Gas Ltd.	1,006	95,045
	SK Hynix, Inc.	63,826	5,592,951
*	SK Innovation Co. Ltd.	5,619	894,298
	SK Networks Co. Ltd.	72,535	276,897
*	SK Rent A Car Co. Ltd.	1,325	11,755
	SK Securities Co. Ltd.	72,246	49,168
	SK Telecom Co. Ltd.	5,848	263,793
	SK, Inc.	6,494	1,363,302
	SKC Co. Ltd.	3,097	361,970
	SL Corp.	5,505	115,716
	SM Entertainment Co. Ltd.	1,954	104,183
*	S-MAC Co. Ltd.	13,654	36,799
*	SMEC Co. Ltd.	5,759	8,993
	SNT Dynamics Co. Ltd.	5,786	40,362
	SNT Holdings Co. Ltd.	2,300	31,745
#	SNT Motiv Co. Ltd.	4,395	165,441
*	SNU Precision Co. Ltd.	3,896	11,071
	S-Oil Corp.	8,485	694,224
*	Solborn, Inc.	8,354	33,293
	Songwon Industrial Co. Ltd.	7,973	169,369
*	Sonid, Inc.	7,736	5,433
	Soosan Heavy Industries Co. Ltd.	11,049	29,302
	Soulbrain Co. Ltd.	1,008	193,877
	Soulbrain Holdings Co. Ltd.	2,987	66,515
	SPC Samlip Co. Ltd.	717	51,030
	SPG Co. Ltd.	5,210	66,114
	Spigen Korea Co. Ltd.	885	31,217
	Ssangyong C&E Co. Ltd.	22,980	150,811
	ST Pharm Co. Ltd.	325	24,943
	STIC Investments, Inc.	11,734	95,815
*	Straffic Co. Ltd.	3,426	11,451
*	Studio Dragon Corp.	582	38,221
*	STX Heavy Industries Co. Ltd.	3,673	14,937
	Suheung Co. Ltd.	1,837	56,547
	Sun Kwang Co. Ltd.	1,942	112,693
	Sung Kwang Bend Co. Ltd.	9,320	71,232
*	Sungchang Enterprise Holdings Ltd.	23,155	53,167
	Sungdo Engineering & Construction Co. Ltd.	5,057	23,269
	Sungshin Cement Co. Ltd.	6,391	66,082
	Sungwoo Hitech Co. Ltd.	18,816	72,829
	Sunjin Co. Ltd.	4,911	51,610

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Suprema, Inc.	1,173	$22,553
	SV Investment Corp.	4,032	10,621
*	Synopex, Inc.	12,318	28,144
	Systems Technology, Inc.	3,189	50,568
*	T Scientific Co. Ltd.	7,639	21,337
	T&L Co. Ltd.	556	17,273
	Tae Kyung Industrial Co. Ltd.	6,193	36,203
#	Taekwang Industrial Co. Ltd.	130	104,551
	Taekyung BK Co. Ltd.	5,855	23,326
*††	Taewoong Co. Ltd.	5,246	52,418
	Taeyoung Engineering & Construction Co. Ltd.	10,872	85,115
*	Taihan Electric Wire Co. Ltd.	17,126	24,390
*	Taihan Fiberoptics Co. Ltd.	23,552	43,837
*	Taihan Textile Co. Ltd.	1,039	41,083
	Tailim Packaging Co. Ltd.	6,595	22,411
	TechWing, Inc.	4,186	71,886
	Telechips, Inc.	1,469	19,833
	TES Co. Ltd.	2,411	52,820
	Tesna, Inc.	2,417	90,191
*	Theragen Etex Co. Ltd.	10,277	41,804
*	Thinkware Systems Corp.	2,160	30,721
*	TK Chemical Corp.	5,610	21,906
	TK Corp.	8,187	69,541
	TKG Huchems Co. Ltd.	3,651	64,151
	Tokai Carbon Korea Co. Ltd.	1,461	162,431
	Tongyang Life Insurance Co. Ltd.	18,908	100,647
	Tongyang, Inc.	65,030	80,457
*	Top Engineering Co. Ltd.	3,089	17,232
*	Toptec Co. Ltd.	7,951	53,403
	Tovis Co. Ltd.	5,714	41,490
	TS Corp.	24,800	80,724
	TSE Co. Ltd.	722	45,172
*	Tuksu Construction Co. Ltd.	2,985	28,902
*	TY Holdings Co. Ltd.	11,155	223,411
	TYM Corp.	31,457	59,377
	UBCare Co. Ltd.	3,040	16,850
	Ubiquoss Holdings, Inc.	1,495	20,788
	Ubiquoss, Inc.	1,332	24,842
	Uju Electronics Co. Ltd.	1,734	36,744
	Uni-Chem Co. Ltd.	14,391	15,029
*	Unick Corp.	2,721	16,834
	Unid Co. Ltd.	2,127	212,307
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	52,397
	Uniquest Corp.	3,608	34,139
*	Unison Co. Ltd.	8,341	15,384
	Value Added Technology Co. Ltd.	2,552	81,048
	Viatron Technologies, Inc.	3,044	26,353
	VICTEK Co. Ltd.	3,660	20,103
*	Vidente Co. Ltd.	927	10,110
	Vieworks Co. Ltd.	1,617	50,943
	Visang Education, Inc.	2,929	17,826
	Vitzro Tech Co. Ltd.	1,388	10,452
	Vitzrocell Co. Ltd.	1,842	18,921
*	Vivien Corp.	2,130	4,393
*	Vivozon Healthcare, Inc.	38,499	32,316
*	VT GMP Co. Ltd.	3,490	19,214
	Webcash Corp.	1,201	23,106
*	Webzen, Inc.	3,574	62,221
	Welcron Co. Ltd.	4,930	15,423

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Wellbiotec Co. Ltd.	1,524	$2,188
	Wemade Co. Ltd.	2,344	139,079
*	Wemade Play Co. Ltd.	801	18,669
	Whanin Pharmaceutical Co. Ltd.	3,091	44,482
	Wiable Corp.	7,492	16,837
*	WillBes & Co.	21,261	21,926
	Winix, Inc.	1,651	21,255
*	Winpac, Inc.	11,956	17,308
	Wins Co. Ltd.	1,377	18,468
	WiSoL Co. Ltd.	11,563	102,366
*	WIZIT Co. Ltd.	16,810	16,032
*	WONIK CUBE Corp.	5,786	15,156
*	Wonik Holdings Co. Ltd.	19,365	74,856
	WONIK IPS Co. Ltd.	6,523	204,251
	Wonik Materials Co. Ltd.	2,336	68,542
*	Wonik Pne Co. Ltd.	1,805	40,860
	Wonik QnC Corp.	3,431	81,208
	Woojin, Inc.	3,421	25,982
	Woongjin Thinkbig Co. Ltd.	14,121	32,853
*	Wooree Bio Co. Ltd.	11,586	38,932
	Woori Financial Group, Inc.	130,931	1,516,891
	Woori Investment Bank Co. Ltd.	103,902	70,919
*	Woori Technology, Inc.	10,028	17,753
	Woorison F&G Co. Ltd.	11,019	23,366
	Woory Industrial Co. Ltd.	1,139	16,238
*	Woosu AMS Co. Ltd.	6,858	21,654
	WooSung Co. Ltd.	632	16,582
*	Woowon Development Co. Ltd.	4,128	19,097
	Worldex Industry & Trading Co. Ltd.	2,175	45,089
	Y G-1 Co. Ltd.	3,966	28,406
*	Y2 Solution Co. Ltd.	11,930	3,562
	YAS Co. Ltd.	821	8,590
*	Y-entec Co. Ltd.	1,858	18,979
	YG Entertainment, Inc.	1,090	48,413
*	YIK Corp.	4,798	19,323
	YMC Co. Ltd.	1,408	8,133
	Yonwoo Co. Ltd.	1,289	25,182
	Yoosung Enterprise Co. Ltd.	3,387	8,272
	Young Poong Corp.	186	100,433
	Young Poong Precision Corp.	5,214	42,032
	Youngone Corp.	8,569	322,959
	Youngone Holdings Co. Ltd.	1,902	77,373
*	YoungWoo DSP Co. Ltd.	6,728	12,313
	Yuanta Securities Korea Co. Ltd.	48,366	136,139
	Yuhan Corp.	4,459	214,810
*	Yungjin Pharmaceutical Co. Ltd.	4,287	16,675
	Yuyu Pharma, Inc.	3,478	20,322
	Zeus Co. Ltd.	1,979	43,250
	Zinus, Inc.	1,496	76,242

TOTAL SOUTH KOREA			163,304,306

SPAIN — (1.4%)
	Acciona SA	12,552	2,457,021
	Acerinox SA	54,419	572,989
#	ACS Actividades de Construccion y Servicios SA	49,807	1,275,321
Ω	Aedas Homes SA	969	22,668
*Ω	Aena SME SA	2,047	290,489
	Alantra Partners SA	733	12,051
	Almirall SA	8,669	112,622

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Amadeus IT Group SA	9,088	$569,481
*	Amper SA	289,548	78,979
	Applus Services SA	37,477	292,356
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	142,742
	Azkoyen SA	6,948	40,397
#	Banco Bilbao Vizcaya Argentaria SA	450,377	2,363,239
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	137,929
	Banco de Sabadell SA	2,392,489	1,856,749
#,*	Banco Santander SA	1,260,985	3,676,102
	Bankinter SA	184,374	1,085,018
	CaixaBank SA	776,045	2,504,991
Ω	Cellnex Telecom SA	8,464	394,509
#	Cia de Distribucion Integral Logista Holdings SA	24,479	451,036
	CIE Automotive SA	19,308	420,950
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	190,890
*	Distribuidora Internacional de Alimentacion SA	1,842,663	25,232
	Ebro Foods SA	24,428	439,206
*	eDreams ODIGEO SA	19,877	159,773
	Elecnor SA	10,479	123,618
	Enagas SA	78,889	1,705,792
*	Ence Energia y Celulosa SA	51,136	191,554
	Endesa SA	42,254	885,536
*	Ercros SA	55,534	190,434
	Faes Farma SA	132,219	554,783
	Ferrovial SA	39,856	1,022,075
	Fluidra SA	13,851	374,866
	Fomento de Construcciones y Contratas SA	17,299	197,625
Ω	Gestamp Automocion SA	37,936	123,917
Ω	Global Dominion Access SA	61,555	254,517
	Grifols SA	30,127	504,589
	Grupo Catalana Occidente SA	12,112	348,883
#	Grupo Empresarial San Jose SA	5,388	22,900
	Iberdrola SA	591,671	6,798,775
*	Indra Sistemas SA	57,644	587,423
	Industria de Diseno Textil SA	74,806	1,568,477
#	Laboratorio Reig Jofre SA	2,473	7,510
	Laboratorios Farmaceuticos Rovi SA	5,482	374,318
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	264,875
	Mapfre SA	282,497	515,517
*	Mediaset Espana Comunicacion SA	89,514	400,573
*	Melia Hotels International SA	48,424	400,482
	Miquel y Costas & Miquel SA	17,620	233,354
*Ω	Neinor Homes SA	7,810	88,480
*	Obrascon Huarte Lain SA	63,045	54,313
	Pharma Mar SA	532	40,721
*	Promotora de Informaciones SA, Class A	69,984	46,475
Ω	Prosegur Cash SA	58,546	43,413
#	Prosegur Cia de Seguridad SA	104,496	216,269
*	Realia Business SA	44,100	41,100
	Red Electrica Corp. SA	58,838	1,184,659
	Repsol SA	383,180	5,716,232
	Sacyr SA	155,181	417,997
*	Siemens Gamesa Renewable Energy SA	9,784	155,845
*	Solaria Energia y Medio Ambiente SA	23,200	514,823
Ω	Talgo SA	16,592	67,034
	Talgo SA	325	1,327
*	Tecnicas Reunidas SA	5,120	42,399
	Telefonica SA	710,014	3,453,965
*	Tubacex SA	32,678	71,241

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
Ω	Unicaja Banco SA	704,564	$663,692
	Vidrala SA	7,018	502,922
	Viscofan SA	17,616	972,479
*	Vocento SA	5,805	5,937

TOTAL SPAIN.			51,526,456

SWEDEN — (1.9%)
	AAK AB	9,365	162,490
Ω	AcadeMedia AB	40,463	228,420
#	AddLife AB, Class B	21,172	467,796
	AddNode Group AB	4,529	191,457
	AddTech AB, Class B	49,573	874,487
#	AFRY AB	25,821	428,051
#	Alfa Laval AB	8,084	225,028
Ω	Alimak Group AB	11,144	117,599
	Alligo AB, Class B	11,880	136,065
Ω	Ambea AB	22,180	112,580
*	Annehem Fastigheter AB, Class B	21,357	58,198
*	Arise AB	9,630	54,262
	Arjo AB, Class B	66,722	500,872
	Assa Abloy AB, Class B	23,784	601,072
	Atlas Copco AB, Class A	43,228	1,959,821
#	Atlas Copco AB, Class B	25,121	994,233
	Atrium Ljungberg AB, Class B	10,829	177,074
*Ω	Attendo AB	43,919	118,769
	Avanza Bank Holding AB	28,998	734,280
#	Axfood AB	17,325	512,680
	Beijer Alma AB	17,589	365,886
*	Beijer Electronics Group AB	9,101	60,122
	Beijer Ref AB, Class B	35,202	573,229
	Bergman & Beving AB	10,482	134,466
	Besqab AB	1,464	23,110
	Betsson AB, Class B	52,606	323,155
#*	Better Collective AS	6,605	101,805
#*	BHG Group AB	2,661	18,322
	Bilia AB, Class A	44,791	621,157
	BillerudKorsnas AB	55,833	861,574
	BioGaia AB, Class B	4,919	309,295
	Biotage AB	11,611	240,522
	Bjorn Borg AB	5,162	23,946
#	Boliden AB	58,873	2,552,802
	Bonava AB, Class B	38,700	187,870
#*Ω	Boozt AB	1,302	13,672
	Boule Diagnostics AB	2,524	10,558
Ω	Bravida Holding AB	31,771	325,704
	Bufab AB	14,774	490,132
#	Bulten AB	5,345	37,407
	Bure Equity AB	25,410	599,208
	Byggmax Group AB	33,815	260,061
*	Calliditas Therapeutics AB, Class B	3,037	22,913
*	Careium AB	6,889	10,081
#	Castellum AB	14,438	285,921
	Catella AB	7,387	28,931
	Catena AB	5,475	285,822
*	Catena Media PLC	10,699	45,030
*	Cavotec SA	12,443	17,538
	Cellavision AB	1,443	45,306
	Clas Ohlson AB, Class B	12,761	144,876
	Cloetta AB, Class B	103,165	260,701

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Collector AB	16,670	$72,723
	Concentric AB	12,248	239,211
Ω	Coor Service Management Holding AB	23,555	213,560
	Corem Property Group AB, Class B	129,733	274,688
	Dios Fastigheter AB	22,212	198,329
#Ω	Dometic Group AB	78,050	668,426
*	Doro AB	6,889	15,281
*	Duni AB	13,942	127,588
Ω	Dustin Group AB	32,778	235,520
	Eastnine AB	6,403	62,907
	Elanders AB, Class B	2,784	42,051
#	Electrolux AB, Class B	71,713	1,093,652
	Electrolux Professional AB, Class B	54,838	307,377
#	Elekta AB, Class B	69,144	465,704
*Ω	Eltel AB	29,981	35,261
*	Enea AB	5,780	68,697
	Eolus Vind AB, Class B	1,017	10,758
#	Epiroc AB, Class A	32,097	650,705
	Epiroc AB, Class B	20,634	359,978
	Essity AB, Class A	2,277	60,537
#	Essity AB, Class B	48,104	1,268,550
Ω	Evolution AB	1,499	153,795
	eWork Group AB	2,020	24,238
	Fabege AB	20,891	253,578
	Fagerhult AB	18,220	91,445
*	Fastighets AB Balder, Class B	4,294	212,842
	Fastighets AB Trianon	488	7,438
	FastPartner AB, Class A	7,965	66,877
	FastPartner AB, Class D	2,729	22,778
#	Fenix Outdoor International AG	1,057	94,238
	FormPipe Software AB	3,073	10,763
	GARO AB	4,702	70,373
	Getinge AB, Class B	13,831	400,100
*	GHP Specialty Care AB	5,861	20,870
	Granges AB	37,038	304,188
#	H & M Hennes & Mauritz AB, Class B	73,463	924,831
*	Haldex AB	18,099	74,375
	Hanza Holding AB	3,128	12,900
#	Heba Fastighets AB, Class B	4,167	53,488
#	Hexagon AB, Class B	18,108	233,646
#	Hexatronic Group AB	5,459	230,960
	Hexpol AB	81,515	699,901
	HMS Networks AB	6,383	261,255
#*Ω	Hoist Finance AB	27,317	84,167
	Holmen AB, Class B	13,019	752,482
	Hufvudstaden AB, Class A	16,447	213,106
#*	Humana AB	10,834	56,866
	Husqvarna AB, Class A	4,692	45,319
	Husqvarna AB, Class B	83,303	796,302
	Indutrade AB	39,449	930,516
#	Instalco AB	28,857	178,102
*	International Petroleum Corp.	60,717	582,332
#	Intrum AB	17,623	426,002
	Inwido AB	29,409	406,017
*	ITAB Shop Concept AB	6,100	6,869
	JM AB	21,144	488,323
#*	John Mattson Fastighetsforetagen AB	1,316	20,503
	Karnov Group AB	9,211	62,317
*	K-fast Holding AB	3,272	14,990

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Kindred Group PLC	70,894	$621,555
	KNOW IT AB	12,257	377,506
	Lagercrantz Group AB, Class B	58,890	599,490
Ω	LeoVegas AB	21,542	92,389
	Lifco AB, Class B	22,000	461,464
	Lime Technologies AB	340	9,563
	Lindab International AB	33,771	787,667
	Loomis AB	47,522	1,184,045
	Lundin Energy AB	12,136	501,773
	Medicover AB, Class B	10,712	177,369
*	Medivir AB, Class B	9,920	7,914
*	Mekonomen AB	18,686	215,349
	Micro Systemation AB, Class B	2,970	15,992
#*	Millicom International Cellular SA	34,967	788,322
	MIPS AB	8,086	574,263
*	Modern Times Group MTG AB, Class B	39,114	413,665
*	Momentum Group AB	11,880	90,496
Ω	Munters Group AB	30,037	179,442
	Mycronic AB	12,054	210,795
	NCAB Group AB	17,777	111,783
	NCC AB, Class B	21,254	263,343
	Nederman Holding AB	1,436	24,162
*	Nelly Group AB	4,542	8,662
*	Net Insight AB, Class B	69,642	28,475
	New Wave Group AB, Class B	25,425	443,934
	Nibe Industrier AB, Class B	32,148	315,192
	Nilorngruppen AB, Class B	1,320	15,507
	Nobia AB	70,790	277,814
	Nolato AB, Class B	69,620	481,866
*	Nordic Entertainment Group AB, Class B	8,907	292,497
	Nordic Waterproofing Holding AB	11,053	202,473
*	Note AB	4,995	103,483
	NP3 Fastigheter AB	8,033	223,239
	Nyfosa AB	30,997	341,638
	OEM International AB, Class B	8,062	124,517
*	Ovzon AB	2,049	10,157
*	Pandox AB	28,379	395,389
	Peab AB, Class B	106,789	1,020,207
	Platzer Fastigheter Holding AB, Class B	7,438	75,546
	Prevas AB, Class B	1,265	16,240
	Pricer AB, Class B	36,633	58,238
	Proact IT Group AB	16,701	121,519
	Ratos AB, Class B	103,114	526,093
*	RaySearch Laboratories AB	6,442	28,267
	Rejlers AB	685	10,541
Ω	Resurs Holding AB	53,508	155,638
	Rottneros AB	37,562	50,843
	Saab AB, Class B	22,869	967,334
	Sagax AB, Class B	9,262	236,593
#	Samhallsbyggnadsbolaget i Norden AB	89,654	281,617
	Sandvik AB	58,823	1,113,420
	Scandi Standard AB	26,009	102,258
*Ω	Scandic Hotels Group AB	41,306	158,965
#	Sectra AB, Class B	32,550	410,629
#	Securitas AB, Class B	68,998	814,646
	Semcon AB	7,306	92,698
*	Sensys Gatso Group AB	93,608	9,109
#*Ω	Sinch AB	3,580	15,821
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,086,949

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB, Class C	1,726	$21,030
	Skanska AB, Class B	81,113	1,549,436
#	SKF AB, Class A	5,921	116,211
#	SKF AB, Class B	98,452	1,607,985
	SkiStar AB	11,548	224,801
	Softronic AB, Class B	9,555	28,059
*	Solid Forsakring AB	5,351	25,979
	SSAB AB,Class A	78,581	499,129
	SSAB AB,Class B	147,865	869,581
*	Stendorren Fastigheter AB	979	23,941
*	Stillfront Group AB	18,716	37,799
	Svenska Cellulosa AB SCA, Class A	4,431	86,994
#	Svenska Cellulosa AB SCA, Class B	75,617	1,463,401
	Svenska Handelsbanken AB, Class A	92,886	936,878
#	Svenska Handelsbanken AB, Class B	1,473	16,627
	Sweco AB, Class B	22,845	322,414
#	Swedbank AB, Class A	52,408	829,055
	Swedish Match AB	95,159	757,921
*	Swedish Orphan Biovitrum AB	19,173	403,339
	Systemair AB	14,792	93,939
#	Tele2 AB, Class B	87,747	1,163,029
	Telefonaktiebolaget LM Ericsson, Class A	3,716	31,434
	Telefonaktiebolaget LM Ericsson, Class B	225,517	1,798,999
	Telia Co. AB	275,374	1,142,971
	Tethys Oil AB	7,499	71,052
	TF Bank AB	1,297	22,774
#Ω	Thule Group AB	16,794	582,535
*	Transtema Group AB	9,361	36,280
	Trelleborg AB, Class B	28,963	635,262
	Troax Group AB	14,558	323,327
	VBG Group AB, Class B	736	10,525
	Vitec Software Group AB, Class B	3,102	156,315
	Vitrolife AB	5,310	136,536
	Volati AB	2,596	36,460
	Volvo AB, Class A	37,610	618,332
	Volvo AB, Class B	272,897	4,353,643
#	Wallenstam AB, Class B	13,602	150,393
	Wihlborgs Fastigheter AB	21,726	376,678
*	XSpray Pharma AB	901	5,220

TOTAL SWEDEN			73,589,596

SWITZERLAND — (5.0%)
	ABB Ltd.	92,764	2,783,100
#	Adecco Group AG	44,580	1,720,337
#	Alcon, Inc.	53,297	3,795,237
	Allreal Holding AG	5,690	1,073,265
	ALSO Holding AG	2,341	529,379
*	ams-OSRAM AG	100,738	1,232,344
*	APG SGA SA	491	93,509
	Arbonia AG	23,817	424,131
#*	Aryzta AG	440,450	410,116
	Ascom Holding AG	11,031	97,595
	Autoneum Holding AG	1,342	158,743
	Bachem Holding AG, Class B	653	284,935
	Baloise Holding AG	12,833	2,232,184
	Banque Cantonale de Geneve	767	130,205
	Banque Cantonale Vaudoise	10,666	901,413
	Barry Callebaut AG	795	1,829,736
	Belimo Holding AG	2,108	1,041,818

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	922	$250,605
	Bellevue Group AG	3,363	129,185
	Berner Kantonalbank AG	1,899	437,146
	BKW AG	4,217	513,340
	Bobst Group SA	2,840	239,549
	Bossard Holding AG, Class A	3,940	852,940
	Bucher Industries AG	2,792	1,006,613
	Burckhardt Compression Holding AG	883	450,472
	Burkhalter Holding AG	1,875	147,631
	Bystronic AG	651	540,261
	Calida Holding AG	2,268	114,074
	Carlo Gavazzi Holding AG	249	75,073
	Cembra Money Bank AG	9,320	672,485
	Chocoladefabriken Lindt & Spruengli AG	11	1,304,138
#*	Cicor Technologies Ltd.	1,175	62,256
	Cie Financiere Richemont SA, Class A	30,476	3,541,027
	Cie Financiere Tradition SA	938	105,473
	Clariant AG	80,561	1,375,442
	Coltene Holding AG	2,077	197,033
	Comet Holding AG	983	212,499
#*	COSMO Pharmaceuticals NV	646	36,945
#	Credit Suisse Group AG	172,760	1,172,577
#	Credit Suisse Group AG, Sponsored ADR	96,272	645,024
	Daetwyler Holding AG	1,870	601,270
	DKSH Holding AG	15,090	1,295,702
	dormakaba Holding AG	982	455,793
*	Dottikon Es Holding AG	262	79,031
*	Dufry AG	22,959	913,817
	EFG International AG	44,266	333,667
	Emmi AG	776	769,144
	EMS-Chemie Holding AG	639	570,067
	Energiedienst Holding AG	713	31,894
*	Feintool International Holding AG	1,181	52,059
*	Flughafen Zurich AG	7,710	1,303,751
	Forbo Holding AG	390	570,913
	Fundamenta Real Estate AG	2,244	45,673
Ω	Galenica AG	19,111	1,407,286
#*	GAM Holding AG	81,462	84,062
	Geberit AG	5,062	2,886,726
	Georg Fischer AG	35,020	1,900,539
	Givaudan SA	893	3,549,248
#	Gurit Holding AG	219	279,186
	Helvetia Holding AG	15,359	1,973,734
	Hiag Immobilien Holding AG	1,172	121,757
#*	HOCHDORF Holding AG	378	15,576
	Holcim Ltd.	68,164	3,335,247
	Huber & Suhner AG	6,475	567,878
	Hypothekarbank Lenzburg AG	3	12,922
#*	Implenia AG	8,365	189,144
#*	Ina Invest Holding AG	1,673	33,491
	Inficon Holding AG	699	636,421
	Interroll Holding AG	231	700,251
	Intershop Holding AG	287	186,889
	Investis Holding SA	981	113,293
	Jingjin Equipment, Inc., Class A	8,500	46,182
	Julius Baer Group Ltd.	58,912	2,815,276
*	Jungfraubahn Holding AG	732	104,330
	Kardex Holding AG	3,616	688,165
	Komax Holding AG	1,351	354,878

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Kudelski SA	13,192	$43,943
#	Kuehne + Nagel International AG	5,141	1,438,175
#	Landis+Gyr Group AG	6,800	379,502
	LEM Holding SA	144	331,730
	Liechtensteinische Landesbank AG	5,570	308,007
#	Logitech International SA	37,523	2,450,252
	Lonza Group AG	1,154	680,437
	Luzerner Kantonalbank AG	1,342	572,660
*Ω	Medacta Group SA	1,575	179,434
Ω	Medmix AG	7,639	256,547
	Meier Tobler Group AG	2,640	61,750
	Metall Zug AG, Class B	79	164,637
#*	Meyer Burger Technology AG	70,281	33,302
	Mikron Holding AG	2,756	21,737
	Mobilezone Holding AG	16,695	270,328
	Mobimo Holding AG	2,487	711,263
	Nestle SA	261,500	33,758,101
	Novartis AG, Sponsored ADR	20,738	1,825,566
	Novartis AG	100,236	8,857,779
	Novavest Real Estate AG	770	37,514
	OC Oerlikon Corp. AG	82,861	590,853
#*	Orascom Development Holding AG	4,127	37,641
	Orior AG	2,610	241,121
	Partners Group Holding AG	2,148	2,275,800
	Peach Property Group AG	335	17,244
	Phoenix Mecano AG	286	114,287
	Plazza AG, Class A	322	116,494
	PSP Swiss Property AG	8,952	1,128,238
	Rieter Holding AG	1,440	195,754
#	Roche Holding AG	1,815	729,168
	Roche Holding AG	58,789	21,799,767
	Romande Energie Holding SA	61	73,866
	Schaffner Holding AG	112	36,114
	Schindler Holding AG	2,865	550,006
	Schweiter Technologies AG	520	523,175
*Ω	Sensirion Holding AG	2,869	344,092
	SFS Group AG	5,236	655,721
	SGS SA	757	1,945,127
	Siegfried Holding AG	1,662	1,204,849
	SIG Combibloc Group AG	65,467	1,370,583
	Sika AG	12,218	3,732,086
	Softwareone Holding AG	6,579	88,951
	Sonova Holding AG	5,958	2,148,611
	St Galler Kantonalbank AG	1,226	591,241
	Straumann Holding AG	5,630	663,730
	Sulzer AG	7,639	572,372
#	Swatch Group AG	6,459	1,657,656
	Swatch Group AG	11,351	559,992
	Swiss Life Holding AG	6,424	3,756,210
	Swiss Prime Site AG	26,900	2,629,327
#	Swiss Re AG	35,528	2,913,538
*	Swiss Steel Holding AG	196,120	55,651
#	Swisscom AG	6,991	4,133,784
	Swissquote Group Holding SA	3,796	616,958
	Tecan Group AG	1,740	522,901
	Temenos AG	15,969	1,612,003
	Thurgauer Kantonalbank	389	44,784
#*	Tornos Holding AG	3,541	24,691
	TX Group AG	1,055	149,325

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	u-blox Holding AG	3,181	$264,266
	UBS Group AG	204,461	3,471,059
	Valiant Holding AG	5,592	558,572
	Valora Holding AG	1,777	290,553
	Varia U.S. Properties AG	573	31,774
Ω	VAT Group AG	3,851	1,191,158
	Vaudoise Assurances Holding SA	417	195,097
	Vetropack Holding AG	4,850	199,544
	Vifor Pharma AG	12,826	2,265,693
	Vontobel Holding AG	11,746	859,064
	VP Bank AG, Class A	1,705	170,657
	VZ Holding AG	3,945	293,602
*	V-ZUG Holding AG	790	87,637
	Walliser Kantonalbank	123	13,980
	Warteck Invest AG	29	70,799
	Ypsomed Holding AG	1,038	148,335
	Zehnder Group AG	4,844	378,778
	Zueblin Immobilien Holding AG	454	12,138
	Zug Estates Holding AG, Class B	43	87,955
	Zuger Kantonalbank AG	25	188,100
#*	Zur Rose Group AG	859	105,428
	Zurich Insurance Group AG	8,820	4,015,477

TOTAL SWITZERLAND			189,551,138

TAIWAN — (5.6%)
	ABC Taiwan Electronics Corp.	35,544	26,278
	Abico Avy Co. Ltd.	46,062	34,625
#	Ability Enterprise Co. Ltd.	123,988	95,696
#*	Ability Opto-Electronics Technology Co. Ltd.	29,083	56,632
	Abnova Corp.	15,000	36,078
	AcBel Polytech, Inc.	76,000	73,192
	Accton Technology Corp.	109,000	850,186
#	Acer, Inc.	797,000	739,422
	ACES Electronic Co. Ltd.	39,719	55,036
*	Acon Holding, Inc.	41,000	16,389
	Acter Group Corp. Ltd.	29,735	199,920
	Action Electronics Co. Ltd.	63,000	26,017
#	ADATA Technology Co. Ltd.	89,000	209,449
	Addcn Technology Co. Ltd.	4,732	33,787
	Advanced Ceramic X Corp.	11,000	90,299
#	Advanced International Multitech Co. Ltd.	60,000	171,613
*	Advanced Optoelectronic Technology, Inc.	31,000	20,831
	Advanced Power Electronics Corp.	7,000	20,811
	Advanced Wireless Semiconductor Co.	19,000	52,886
	Advancetek Enterprise Co. Ltd.	96,571	73,964
	Advantech Co. Ltd.	27,055	336,311
	AEON Motor Co. Ltd.	12,000	21,264
	Aerospace Industrial Development Corp.	150,000	167,619
*	AGV Products Corp.	191,875	75,476
	Airmate Cayman International Co. Ltd.	21,000	14,391
	Airtac International Group.	32,122	871,732
	Alchip Technologies Ltd.	8,000	234,363
*	ALI Corp.	44,901	39,491
#	Allied Circuit Co. Ltd.	13,000	62,064
	Allis Electric Co. Ltd.	37,875	34,652
	Alltek Technology Corp.	22,260	28,431
	Alltop Technology Co. Ltd.	12,000	65,557
#	Alpha Networks, Inc.	133,072	128,459
#	Altek Corp.	121,000	149,622

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Amazing Microelectronic Corp.	21,114	$92,588
*	Ambassador Hotel	109,000	116,062
	AMPACS Corp.	11,000	17,662
	Ampire Co. Ltd.	28,000	23,991
	AmTRAN Technology Co. Ltd.	307,996	149,759
	Anpec Electronics Corp.	16,799	105,116
	AP Memory Technology Corp.	28,000	230,454
	Apac Opto Electronics, Inc.	10,000	11,932
	Apacer Technology, Inc.	35,750	49,705
	APAQ Technology Co. Ltd.	17,267	31,370
	APCB, Inc.	64,000	41,881
	Apex Biotechnology Corp.	32,000	29,321
	Apex International Co. Ltd.	53,550	170,135
	Apex Medical Corp.	24,000	28,127
	Apex Science & Engineering	70,000	23,925
	Arcadyan Technology Corp.	43,540	185,767
	Ardentec Corp.	268,990	390,909
	Argosy Research, Inc.	23,714	74,273
#	ASE Technology Holding Co. Ltd., ADR	8,500	54,740
	ASE Technology Holding Co. Ltd.	688,931	2,197,939
#	Asia Cement Corp.	425,000	690,638
	Asia Electronic Material Co. Ltd.	26,000	18,424
	Asia Optical Co., Inc.	63,000	149,080
*	Asia Pacific Telecom Co. Ltd.	685,581	175,418
*	Asia Plastic Recycling Holding Ltd.	96,159	21,092
#	Asia Polymer Corp.	171,319	209,863
	Asia Tech Image, Inc.	12,000	23,169
#	Asia Vital Components Co. Ltd.	107,000	369,988
	ASMedia Technology, Inc.	2,260	106,367
	ASolid Technology Co. Ltd.	4,000	15,164
	ASPEED Technology, Inc.	5,000	439,166
	Asustek Computer, Inc.	97,000	1,166,747
	Aten International Co. Ltd.	33,000	90,252
#	AU Optronics Corp.	2,625,000	1,499,370
	Audix Corp.	34,000	59,331
	AURAS Technology Co. Ltd.	28,000	155,557
	Aurora Corp.	14,100	43,118
	Avalue Technology, Inc.	20,000	41,907
	Aver Information, Inc.	12,000	22,023
	Axiomtek Co. Ltd.	10,000	19,958
	Bafang Yunji International Co. Ltd.	14,000	60,819
	Bank of Kaohsiung Co. Ltd.	237,734	113,576
	Baolong International Co. Ltd.	21,000	13,867
	Basso Industry Corp.	40,000	56,655
	BenQ Materials Corp.	46,000	49,076
	BES Engineering Corp.	618,000	198,826
*	Billion Electric Co. Ltd.	24,000	14,772
	Bin Chuan Enterprise Co. Ltd.	22,000	19,288
	Bionet Corp.	8,000	10,950
	Biostar Microtech International Corp.	38,000	23,733
	Bioteque Corp.	15,000	56,073
	Bizlink Holding, Inc.	48,488	485,223
	Brave C&H Supply Co. Ltd.	7,000	16,820
	Bright Led Electronics Corp.	41,000	25,460
	Brighton-Best International Taiwan, Inc.	98,423	116,872
	C Sun Manufacturing Ltd.	59,165	88,114
*	Cameo Communications, Inc.	90,763	28,808
	Capital Futures Corp.	46,628	57,888
	Capital Securities Corp.	787,680	415,617

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Career Technology MFG. Co. Ltd.	132,250	$92,709
	Carnival Industrial Corp.	90,999	36,595
	Caswell, Inc.	10,000	27,213
	Catcher Technology Co. Ltd.	161,000	787,820
	Cathay Financial Holding Co. Ltd.	828,653	1,742,294
	Cathay Real Estate Development Co. Ltd.	296,000	184,352
	Cayman Engley Industrial Co. Ltd.	10,654	24,862
	Celxpert Energy Corp.	32,000	39,727
	Center Laboratories, Inc.	112,171	239,210
	Central Reinsurance Co. Ltd.	59,850	60,675
#	Century Iron & Steel Industrial Co. Ltd.	32,000	136,905
	Chailease Holding Co. Ltd.	192,535	1,530,038
*	Chain Chon Industrial Co. Ltd.	51,548	33,973
	ChainQui Construction Development Co. Ltd.	29,594	16,122
*	Champion Building Materials Co. Ltd.	118,000	46,543
	Champion Microelectronic Corp.	3,000	7,082
	Chang Hwa Commercial Bank Ltd.	1,088,107	680,258
	Chang Wah Electromaterials, Inc.	116,000	137,190
#	Chang Wah Technology Co. Ltd.	30,000	90,653
	Channel Well Technology Co. Ltd.	48,000	57,722
	Charoen Pokphand Enterprise	70,000	192,158
	CHC Healthcare Group	34,000	52,364
	CHC Resources Corp.	33,000	52,855
	Chen Full International Co. Ltd.	38,000	52,858
	Chenbro Micom Co. Ltd.	23,000	52,004
*	Cheng Fwa Industrial Co. Ltd.	36,000	12,340
#	Cheng Loong Corp.	271,000	305,646
#*	Cheng Mei Materials Technology Corp.	197,000	78,877
	Cheng Shin Rubber Industry Co. Ltd.	490,000	552,222
	Cheng Uei Precision Industry Co. Ltd.	175,000	200,779
	Chenming Electronic Technology Corp.	32,000	14,515
	Chi Hua Fitness Co. Ltd.	6,000	14,257
	Chia Chang Co. Ltd.	40,000	61,005
#	Chia Hsin Cement Corp.	215,000	144,106
	Chian Hsing Forging Industrial Co. Ltd.	16,000	20,528
	Chicony Electronics Co. Ltd.	257,773	717,027
	Chicony Power Technology Co. Ltd.	54,481	128,486
	Chief Telecom, Inc.	6,000	57,883
	Chieftek Precision Co. Ltd.	15,500	38,864
	Chien Kuo Construction Co. Ltd.	87,200	40,544
	Chien Shing Harbour Service Co. Ltd.	6,000	9,597
*	China Airlines Ltd.	1,491,000	1,369,359
	China Bills Finance Corp.	341,000	204,438
	China Chemical & Pharmaceutical Co. Ltd.	95,000	78,069
	China Development Financial Holding Corp.	3,098,354	1,868,438
	China Electric Manufacturing Corp.	91,530	55,719
	China Fineblanking Technology Co. Ltd.	17,018	22,666
	China General Plastics Corp.	83,626	93,554
	China Glaze Co. Ltd.	48,000	20,668
#	China Man-Made Fiber Corp.	633,861	183,252
	China Metal Products	121,000	134,701
	China Motor Corp.	105,200	208,608
#*	China Petrochemical Development Corp.	1,498,069	593,003
	China Steel Chemical Corp.	35,000	134,798
	China Steel Corp.	1,656,000	2,006,028
	China Steel Structure Co. Ltd.	45,000	88,656
	China Wire & Cable Co. Ltd.	31,000	28,676
	Chinese Maritime Transport Ltd.	33,000	57,749
	Ching Feng Home Fashions Co. Ltd.	58,000	35,013

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chin-Poon Industrial Co. Ltd.	184,000	$185,387
	Chipbond Technology Corp.	205,000	460,951
	ChipMOS Technologies, Inc.	281,133	437,303
	Chlitina Holding Ltd.	20,000	125,389
	Chong Hong Construction Co. Ltd.	64,100	158,982
	Chroma ATE, Inc.	38,000	211,241
#	Chun Yuan Steel Industry Co. Ltd.	185,000	132,601
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	203,309
#	Chung Hung Steel Corp.	205,000	258,636
	Chung Hwa Food Industrial Co. Ltd.	1,000	3,861
#*	Chung Hwa Pulp Corp.	171,228	109,876
	Chunghwa Precision Test Tech Co. Ltd.	4,000	63,227
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	148,988
	Chunghwa Telecom Co. Ltd.	133,000	589,584
	Chyang Sheng Dyeing & Finishing Co. Ltd.	54,000	25,526
	Cleanaway Co. Ltd.	16,000	108,286
	Clevo Co.	215,000	245,648
#	CMC Magnetics Corp.	479,712	143,798
	Collins Co. Ltd.	23,000	13,277
	Compal Electronics, Inc.	1,172,000	879,446
	Compeq Manufacturing Co. Ltd.	524,000	799,566
	Compucase Enterprise	24,000	23,867
	Concord Securities Co. Ltd.	227,424	105,234
	Continental Holdings Corp.	179,000	161,386
	Contrel Technology Co. Ltd.	49,000	30,276
#	Coremax Corp.	18,699	79,796
	Coretronic Corp.	199,000	379,260
	Co-Tech Development Corp.	90,552	175,898
	Cowealth Medical Holding Co. Ltd.	18,480	18,773
	Creative Sensor, Inc.	32,000	22,620
	Crowell Development Corp.	16,000	10,788
*	CSBC Corp. Taiwan	123,094	86,978
	CTBC Financial Holding Co. Ltd.	2,310,563	2,272,714
	CTCI Corp.	206,000	324,328
	Cub Elecparts, Inc.	7,081	32,760
	CviLux Corp.	28,360	37,513
	CX Technology Co. Ltd.	10,000	13,103
	Cyberlink Corp.	23,000	64,087
	CyberPower Systems, Inc.	17,000	37,917
#	CyberTAN Technology, Inc.	149,000	111,474
	Cypress Technology Co. Ltd.	20,062	47,074
	DA CIN Construction Co. Ltd.	111,000	117,528
	Dadi Early-Childhood Education Group Ltd.	8,352	30,723
	Dafeng TV Ltd.	12,000	19,372
*	Da-Li Development Co. Ltd.	97,538	102,288
	Darfon Electronics Corp.	95,000	151,280
*	Darwin Precisions Corp.	169,000	60,039
	Daxin Materials Corp.	26,900	93,949
	De Licacy Industrial Co. Ltd.	80,011	41,193
	Delta Electronics, Inc.	69,365	579,030
	Depo Auto Parts Ind Co. Ltd.	49,000	95,175
	Dimerco Data System Corp.	12,099	29,732
	Dimerco Express Corp.	31,440	109,149
	D-Link Corp.	169,096	96,222
	Dyaco International, Inc.	6,000	8,342
	Dynamic Electronics Co. Ltd.	89,086	63,505
	Dynapack International Technology Corp.	48,000	129,808
	E & R Engineering Corp.	10,000	25,072
	E Ink Holdings, Inc.	67,000	383,060

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	E.Sun Financial Holding Co. Ltd.	1,683,236	$1,922,462
	Eastern Media International Corp.	97,850	95,235
	Eclat Textile Co. Ltd.	28,583	469,005
	ECOVE Environment Corp.	6,000	49,907
	Edimax Technology Co. Ltd.	97,000	35,343
	Edison Opto Corp.	22,000	12,185
	Edom Technology Co. Ltd.	72,013	85,312
	eGalax_eMPIA Technology, Inc.	18,938	47,866
	Egis Technology, Inc.	37,000	137,257
	Elan Microelectronics Corp.	94,900	478,687
	E-LIFE MALL Corp.	23,000	67,176
	Elite Advanced Laser Corp.	28,768	41,998
	Elite Material Co. Ltd.	131,000	968,691
#	Elite Semiconductor Microelectronics Technology, Inc.	71,000	291,355
	Elitegroup Computer Systems Co. Ltd.	128,000	80,641
	eMemory Technology, Inc.	18,000	756,485
	Emerging Display Technologies Corp.	31,000	18,769
	Ennoconn Corp.	21,840	144,135
#*	Ennostar, Inc.	228,450	447,469
	EnTie Commercial Bank Co. Ltd.	251,000	132,766
	Episil-Precision, Inc.	14,000	42,736
	Eson Precision Ind Co. Ltd.	30,000	58,151
	Eternal Materials Co. Ltd.	250,029	320,498
	Eurocharm Holdings Co. Ltd.	13,000	66,372
*	Eva Airways Corp.	1,294,922	1,521,257
*	Everest Textile Co. Ltd.	164,535	48,105
	Evergreen International Storage & Transport Corp.	215,000	258,729
	Evergreen Marine Corp. Taiwan Ltd.	764,681	3,675,770
#	Everlight Chemical Industrial Corp.	171,405	130,125
#	Everlight Electronics Co. Ltd.	180,000	260,461
*	Everspring Industry Co. Ltd.	41,000	28,564
	Excelliance Mos Corp.	7,000	39,246
	Excelsior Medical Co. Ltd.	54,347	127,418
	Far Eastern Department Stores Ltd.	374,000	263,091
	Far Eastern International Bank	1,154,036	466,721
	Far Eastern New Century Corp.	544,100	551,561
	Far EasTone Telecommunications Co. Ltd.	185,000	519,803
	Faraday Technology Corp.	11,000	93,878
	Farcent Enterprise Co. Ltd.	5,000	10,263
	Farglory Land Development Co. Ltd.	97,000	220,487
	Federal Corp.	159,926	122,192
	Feedback Technology Corp.	7,700	19,623
	Feng Hsin Steel Co. Ltd.	165,000	464,577
	Feng TAY Enterprise Co. Ltd.	67,958	437,520
#	First Copper Technology Co. Ltd.	17,000	21,258
	First Financial Holding Co. Ltd.	1,423,001	1,336,372
	First Hi-Tec Enterprise Co. Ltd.	27,554	46,007
	First Hotel	48,000	22,704
	First Insurance Co. Ltd.	96,000	52,517
*	First Steamship Co. Ltd.	280,468	103,466
	FIT Holding Co. Ltd.	9,000	10,439
	Fittech Co. Ltd.	6,000	31,908
	FLEXium Interconnect, Inc.	128,112	397,468
	Flytech Technology Co. Ltd.	31,297	77,072
#	FocalTech Systems Co. Ltd.	39,000	149,928
	Forest Water Environment Engineering Co. Ltd.	18,190	19,380
	Formosa Advanced Technologies Co. Ltd.	50,000	65,607
#	Formosa Chemicals & Fibre Corp.	315,000	848,346
	Formosa International Hotels Corp.	8,672	50,579

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Formosa Laboratories, Inc.	40,544	$86,728
	Formosa Oilseed Processing Co. Ltd.	14,000	27,602
	Formosa Petrochemical Corp.	29,000	89,444
	Formosa Plastics Corp.	235,000	835,435
	Formosa Sumco Technology Corp.	7,000	45,315
	Formosa Taffeta Co. Ltd.	278,000	255,046
	Formosan Rubber Group, Inc.	107,110	80,546
#	Formosan Union Chemical	127,945	111,623
	Founding Construction & Development Co. Ltd.	72,000	46,049
	Foxconn Technology Co. Ltd.	221,535	438,972
	Foxsemicon Integrated Technology, Inc.	36,357	260,984
	Froch Enterprise Co. Ltd.	89,000	97,824
	FSP Technology, Inc.	45,000	62,181
	Fubon Financial Holding Co. Ltd.	719,292	1,806,082
	Fulgent Sun International Holding Co. Ltd.	43,432	225,666
	Fullerton Technology Co. Ltd.	51,000	32,080
*	Fulltech Fiber Glass Corp.	128,270	57,209
	Fusheng Precision Co. Ltd.	14,000	103,026
	Fwusow Industry Co. Ltd.	57,000	50,838
	G Shank Enterprise Co. Ltd.	49,000	76,426
	Gallant Precision Machining Co. Ltd.	11,000	10,767
	Gamania Digital Entertainment Co. Ltd.	54,000	116,214
*	GCS Holdings, Inc.	9,000	12,146
	GEM Services, Inc.	25,210	66,843
	Gemtek Technology Corp.	153,000	156,328
	General Interface Solution Holding Ltd.	88,000	270,657
	General Plastic Industrial Co. Ltd.	20,480	21,290
	Generalplus Technology, Inc.	19,000	43,466
#	GeneReach Biotechnology Corp.	8,000	45,931
#	Genesys Logic, Inc.	20,000	130,227
	Genius Electronic Optical Co. Ltd.	35,616	448,352
	GeoVision, Inc.	22,977	23,223
	Getac Holdings Corp.	163,000	253,375
	GFC Ltd.	15,000	35,015
	Giant Manufacturing Co. Ltd.	85,000	710,641
*	Giantplus Technology Co. Ltd.	117,000	41,251
#	Gigabyte Technology Co. Ltd.	78,000	279,839
	Global Brands Manufacture Ltd.	111,320	121,731
	Global Lighting Technologies, Inc.	23,000	45,695
	Global Mixed Mode Technology, Inc.	10,000	66,745
	Global PMX Co. Ltd.	9,000	37,667
	Global Unichip Corp.	19,000	260,189
	Globalwafers Co. Ltd.	33,000	575,110
	Globe Union Industrial Corp.	99,000	41,206
	Gloria Material Technology Corp.	165,680	160,140
*	Glotech Industrial Corp.	38,000	19,545
	Gold Circuit Electronics Ltd.	82,000	225,986
	Goldsun Building Materials Co. Ltd.	284,338	279,248
	Good Will Instrument Co. Ltd.	25,000	24,392
	Gourmet Master Co. Ltd.	40,237	125,191
	Grand Fortune Securities Co. Ltd.	63,397	40,229
	Grand Ocean Retail Group Ltd.	31,000	16,958
#	Grand Pacific Petrochemical	385,000	336,106
	Grand Process Technology Corp.	5,000	49,095
	GrandTech CG Systems, Inc.	25,200	45,702
	Grape King Bio Ltd.	32,000	155,520
	Great China Metal Industry	77,000	68,339
	Great Taipei Gas Co. Ltd.	75,000	84,410
	Great Tree Pharmacy Co. Ltd.	6,891	62,743

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Great Wall Enterprise Co. Ltd.	210,068	$374,502
	Greatek Electronics, Inc.	148,000	344,240
*††	Green Energy Technology, Inc.	133,000	0
*	Green River Holding Co. Ltd.	5,000	11,451
	GTM Holdings Corp.	52,000	47,302
	Hai Kwang Enterprise Corp.	21,000	19,913
#	Hannstar Board Corp.	127,602	164,965
#	HannStar Display Corp.	754,000	331,013
	HannsTouch Solution, Inc.	188,079	73,629
	Hanpin Electron Co. Ltd.	14,000	12,282
	Harvatek Corp.	62,000	43,665
	Heran Co. Ltd.	3,000	11,660
	Hey Song Corp.	106,000	128,186
	Highlight Tech Corp.	23,871	42,491
	Highwealth Construction Corp.	176,330	279,449
	HIM International Music, Inc.	11,900	33,091
	Hiroca Holdings Ltd.	26,000	44,743
	Hitron Technology, Inc.	38,559	26,481
#	Hiwin Technologies Corp.	67,878	502,649
	Ho Tung Chemical Corp.	399,125	136,179
	Hocheng Corp.	129,000	60,394
	Holiday Entertainment Co. Ltd.	18,000	33,820
	Holtek Semiconductor, Inc.	48,000	149,047
	Holy Stone Enterprise Co. Ltd.	38,500	147,771
	Hon Hai Precision Industry Co. Ltd.	715,624	2,451,785
	Hong Pu Real Estate Development Co. Ltd.	97,000	68,215
	Hong TAI Electric Industrial	66,000	67,403
	Hong YI Fiber Industry Co.	56,000	44,399
	Horizon Securities Co. Ltd.	113,000	60,957
#	Hota Industrial Manufacturing Co. Ltd.	65,263	166,133
	Hotai Finance Co. Ltd.	39,000	146,638
	Hotai Motor Co. Ltd.	15,000	292,515
	Hsin Kuang Steel Co. Ltd.	46,000	99,010
	Hsin Yung Chien Co. Ltd.	16,390	66,517
	Hsing TA Cement Co.	70,000	48,173
*	HTC Corp.	145,000	227,792
	Hu Lane Associate, Inc.	29,725	102,903
	HUA ENG Wire & Cable Co. Ltd.	132,000	95,794
	Hua Nan Financial Holdings Co. Ltd.	1,097,733	877,916
	Hua Yu Lien Development Co. Ltd.	21,000	46,701
	Huaku Development Co. Ltd.	83,000	259,227
	Huang Hsiang Construction Corp.	35,000	65,488
	Hung Ching Development & Construction Co. Ltd.	54,000	51,926
	Hung Sheng Construction Ltd.	205,664	175,921
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	33,693
	Hycon Technology Corp.	3,000	10,077
	Ibase Technology, Inc.	49,345	83,318
	IBF Financial Holdings Co. Ltd.	1,076,561	583,823
	Ichia Technologies, Inc.	119,000	62,432
*	I-Chiun Precision Industry Co. Ltd.	38,851	48,227
*	Ideal Bike Corp.	34,000	13,578
	IEI Integration Corp.	47,340	71,051
	Infortrend Technology, Inc.	88,000	44,441
#	Innodisk Corp.	26,782	183,158
	Innolux Corp.	3,022,000	1,376,112
#	Inpaq Technology Co. Ltd.	22,800	39,933
	Insyde Software Corp.	4,000	12,410
	Intai Technology Corp.	8,400	23,537
*	Integrated Service Technology, Inc.	27,109	45,182

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	IntelliEPI, Inc.	8,000	$19,945
	International CSRC Investment Holdings Co.	291,562	228,704
	International Games System Co. Ltd.	19,000	466,489
	Inventec Corp.	670,000	572,375
	Iron Force Industrial Co. Ltd.	14,000	31,468
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	36,244
	I-Sunny Construction & Development Co. Ltd.	4,000	16,243
	ITE Technology, Inc.	43,000	138,498
	ITEQ Corp.	104,029	364,786
	Jarllytec Co. Ltd.	21,000	45,474
	Jean Co. Ltd.	23,868	10,999
	Jentech Precision Industrial Co. Ltd.	10,000	126,294
	Jess-Link Products Co. Ltd.	30,250	39,769
	Jia Wei Lifestyle, Inc.	9,442	22,814
	Jih Lin Technology Co. Ltd.	28,000	80,630
	Jiin Yeeh Ding Enterprise Co. Ltd.	15,000	17,548
	Jinan Acetate Chemical Co. Ltd.	5,750	18,536
*	Jinli Group Holdings Ltd.	57,008	20,093
	JMC Electronics Co. Ltd.	6,000	9,103
	Johnson Health Tech Co. Ltd.	28,000	54,624
	Jourdeness Group Ltd.	21,000	48,172
	K Laser Technology, Inc.	44,000	30,790
#	Kaimei Electronic Corp.	38,900	85,328
	Kaori Heat Treatment Co. Ltd.	13,000	23,318
	Kaulin Manufacturing Co. Ltd.	45,000	22,430
	Kedge Construction Co. Ltd.	6,000	11,069
	KEE TAI Properties Co. Ltd.	185,000	76,664
	Kenda Rubber Industrial Co. Ltd.	185,015	196,633
	Kenmec Mechanical Engineering Co. Ltd.	44,000	34,346
#	Kerry TJ Logistics Co. Ltd.	53,000	80,005
	Key Ware Electronics Co. Ltd.	61,129	20,807
	Kindom Development Co. Ltd.	68,200	79,845
	King Chou Marine Technology Co. Ltd.	36,340	41,895
	King Slide Works Co. Ltd.	9,000	120,122
	King Yuan Electronics Co. Ltd.	511,000	691,961
	King’s Town Bank Co. Ltd.	388,000	512,146
*	King’s Town Construction Co. Ltd.	34,000	39,234
	Kinik Co.	29,000	124,697
*	Kinko Optical Co. Ltd.	28,365	27,295
	Kinpo Electronics	566,000	267,867
	Kinsus Interconnect Technology Corp.	95,000	535,537
	KMC Kuei Meng International, Inc.	17,300	95,575
	Ko Ja Cayman Co. Ltd.	5,000	8,978
#	KS Terminals, Inc.	32,000	77,302
	Kung Long Batteries Industrial Co. Ltd.	33,000	153,640
	Kung Sing Engineering Corp.	190,573	51,829
	Kuo Toong International Co. Ltd.	80,315	58,049
	Kuo Yang Construction Co. Ltd.	84,360	57,314
	Kwong Lung Enterprise Co. Ltd.	20,000	29,266
	KYE Systems Corp.	99,000	33,360
	L&K Engineering Co. Ltd.	71,000	69,544
	La Kaffa International Co. Ltd.	11,000	36,591
*	LAN FA Textile	93,000	31,329
#	Land Mark Optoelectronics Corp.	24,000	113,554
	Lanner Electronics, Inc.	33,048	65,704
	Largan Precision Co. Ltd.	14,000	794,465
	Laser Tek Taiwan Co. Ltd.	14,000	14,608
	LCY Technology Corp.	14,000	16,139
	Leader Electronics, Inc.	31,000	11,619

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Leadtrend Technology Corp.	4,000	$13,519
*	Lealea Enterprise Co. Ltd.	339,000	122,258
	Ledlink Optics, Inc.	17,850	16,015
	LEE CHI Enterprises Co. Ltd.	56,000	40,094
	Lemtech Holdings Co. Ltd.	9,656	34,612
*	Li Cheng Enterprise Co. Ltd.	25,785	21,782
*	Li Peng Enterprise Co. Ltd.	236,600	65,044
	Lian HWA Food Corp.	21,426	65,507
	Lida Holdings Ltd.	28,240	27,925
	Lien Hwa Industrial Holdings Corp.	151,554	287,076
*	Lingsen Precision Industries Ltd.	174,000	122,285
	Lite-On Technology Corp.	646,417	1,416,302
*	Long Bon International Co. Ltd.	97,100	57,336
	Long Da Construction & Development Corp.	61,000	47,366
#	Longchen Paper & Packaging Co. Ltd.	270,169	182,186
	Longwell Co.	24,000	41,572
	Lotes Co. Ltd.	14,303	349,795
	Lotus Pharmaceutical Co. Ltd.	22,000	85,521
	Lu Hai Holding Corp.	16,005	19,484
	Lumax International Corp. Ltd.	21,600	52,555
	Lung Yen Life Service Corp.	59,000	95,789
	Macauto Industrial Co. Ltd.	17,000	40,707
	Machvision, Inc.	12,358	76,155
	Macroblock, Inc.	8,000	40,536
#	Macronix International Co. Ltd.	628,798	800,077
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	18,761
#	Makalot Industrial Co. Ltd.	59,865	368,264
	Marketech International Corp.	9,000	38,247
#	Materials Analysis Technology, Inc.	27,257	114,190
	Mayer Steel Pipe Corp.	64,000	69,685
	Mechema Chemicals International Corp.	5,000	21,284
	MediaTek, Inc.	61,000	1,681,647
*	Medigen Vaccine Biologics Corp.	10,000	84,416
	Mega Financial Holding Co. Ltd.	1,129,975	1,588,526
*	MEGA International Development Co. Ltd.	18,000	9,436
	Meiloon Industrial Co.	33,750	28,133
	Mercuries & Associates Holding Ltd.	201,930	139,445
#*	Mercuries Life Insurance Co. Ltd.	578,761	151,645
	Merida Industry Co. Ltd.	20,000	162,641
	Merry Electronics Co. Ltd.	40,854	112,884
*	Microbio Co. Ltd.	5,491	10,714
	Micro-Star International Co. Ltd.	117,000	472,456
	Mildef Crete, Inc.	18,000	30,884
*	MIN AIK Technology Co. Ltd.	58,600	39,748
	Mirle Automation Corp.	61,000	82,356
	Mitac Holdings Corp.	403,560	377,015
	momo.com, Inc.	10,400	274,530
	MOSA Industrial Corp.	28,000	29,100
	MPI Corp.	30,000	90,157
	Nak Sealing Technologies Corp.	19,000	56,204
	Namchow Holdings Co. Ltd.	87,000	140,463
	Nan Liu Enterprise Co. Ltd.	7,000	22,417
	Nan Ya Plastics Corp.	298,000	870,631
	Nan Ya Printed Circuit Board Corp.	16,000	212,519
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	17,670
#	Nantex Industry Co. Ltd.	52,780	97,666
	Nanya Technology Corp.	341,432	747,131
*	National Aerospace Fasteners Corp.	8,000	15,351
	National Petroleum Co. Ltd.	7,000	11,592

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Netronix, Inc.	31,000	$49,770
	New Best Wire Industrial Co. Ltd.	14,400	17,031
	New Era Electronics Co. Ltd.	29,000	17,623
*	Newmax Technology Co. Ltd.	26,000	26,487
	Nexcom International Co. Ltd.	13,000	10,111
#	Nichidenbo Corp.	72,030	127,949
	Nidec Chaun-Choung Technology Corp.	3,000	12,070
	Nien Hsing Textile Co. Ltd.	51,245	36,454
	Nien Made Enterprise Co. Ltd.	46,000	484,488
	Nishoku Technology, Inc.	16,000	46,804
	Nova Technology Corp.	5,000	27,995
	Novatek Microelectronics Corp.	120,000	1,587,428
	Nuvoton Technology Corp.	20,000	95,926
	Nyquest Technology Co. Ltd.	4,000	15,322
	O-Bank Co. Ltd.	458,620	147,189
	Ocean Plastics Co. Ltd.	52,000	59,636
	OK Biotech Co. Ltd.	16,000	12,770
*	Oneness Biotech Co. Ltd.	14,000	91,742
	OptoTech Corp.	117,889	162,515
	Orient Europharma Co. Ltd.	8,000	9,598
*	Orient Semiconductor Electronics Ltd.	203,107	130,137
*	Oriental Union Chemical Corp.	263,000	180,440
	O-TA Precision Industry Co. Ltd.	21,422	102,721
	Pacific Construction Co.	29,000	9,735
	Pacific Hospital Supply Co. Ltd.	16,496	39,757
	Paiho Shih Holdings Corp.	47,472	56,387
	Pan German Universal Motors Ltd.	3,000	20,646
#	Pan Jit International, Inc.	51,700	129,804
#	Pan-International Industrial Corp.	165,000	183,392
	Parade Technologies Ltd.	9,000	428,009
*	Paragon Technologies Co. Ltd.	26,000	16,678
	Parpro Corp.	19,000	16,720
	PChome Online, Inc.	25,000	65,918
	PCL Technologies, Inc.	6,610	17,563
	P-Duke Technology Co. Ltd.	23,968	57,582
	Pegatron Corp.	533,000	1,262,745
	Pegavision Corp.	8,000	109,133
*††	Pharmally International Holding Co. Ltd.	10,983	0
	Phison Electronics Corp.	40,000	515,569
	Pixart Imaging, Inc.	34,000	132,180
	Planet Technology Corp.	14,000	35,650
	Plastron Precision Co. Ltd.	28,126	12,395
	Plotech Co. Ltd.	21,600	18,899
	Polytronics Technology Corp.	12,564	35,833
	Posiflex Technology, Inc.	17,284	68,924
	Pou Chen Corp.	666,000	694,532
	Power Wind Health Industry, Inc.	11,968	48,100
	Powertech Technology, Inc.	394,000	1,237,977
	Poya International Co. Ltd.	19,756	210,064
	President Chain Store Corp.	79,000	730,958
	President Securities Corp.	455,652	319,787
	Primax Electronics Ltd.	181,000	338,645
	Prince Housing & Development Corp.	421,000	177,309
	Pro Hawk Corp.	6,000	35,273
	Promate Electronic Co. Ltd.	39,000	57,316
	Prosperity Dielectrics Co. Ltd.	35,086	59,542
	Qisda Corp.	646,000	686,378
	QST International Corp.	23,000	44,516
	Qualipoly Chemical Corp.	21,000	28,702

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Quang Viet Enterprise Co. Ltd.	17,000	$62,357
	Quanta Computer, Inc.	350,000	985,778
	Quanta Storage, Inc.	62,000	82,667
	Quintain Steel Co. Ltd.	54,309	30,539
	Radiant Opto-Electronics Corp.	159,000	548,213
	Radium Life Tech Co. Ltd.	287,089	97,229
	Rafael Microelectronics, Inc.	10,821	53,903
*	RDC Semiconductor Co. Ltd.	10,000	105,126
	Realtek Semiconductor Corp.	116,000	1,574,064
	Rechi Precision Co. Ltd.	170,000	98,973
	Rexon Industrial Corp. Ltd.	49,000	65,346
	Rich Development Co. Ltd.	251,000	77,459
#	RichWave Technology Corp.	11,620	77,961
*	Ritek Corp.	354,084	106,708
	Rodex Fasteners Corp.	13,000	18,966
*	Roo Hsing Co. Ltd.	204,000	35,161
	Ruentex Development Co. Ltd.	388,399	1,016,547
	Ruentex Engineering & Construction Co.	7,000	29,228
	Ruentex Industries Ltd.	180,960	696,849
#	Sampo Corp.	104,400	109,346
	San Fang Chemical Industry Co. Ltd.	75,679	51,751
	San Far Property Ltd.	128,925	55,553
	San Shing Fastech Corp.	44,000	82,614
	Sanitar Co. Ltd.	13,000	15,435
	Sanyang Motor Co. Ltd.	219,000	206,317
	Savior Lifetec Corp.	72,074	46,554
	Scan-D Corp.	9,000	15,845
	SCI Pharmtech, Inc.	15,600	44,844
	Scientech Corp.	20,000	52,335
	ScinoPharm Taiwan Ltd.	13,000	10,769
#	SDI Corp.	28,000	122,057
	Sea Sonic Electronics Co. Ltd.	9,000	16,407
	Senao International Co. Ltd.	28,000	32,093
#	Senao Networks, Inc.	10,000	65,834
	Sensortek Technology Corp.	7,000	78,750
	Sercomm Corp.	85,000	236,600
#	Sesoda Corp.	79,104	155,377
	Shanghai Commercial & Savings Bank Ltd.	367,000	605,424
	Shan-Loong Transportation Co. Ltd.	44,000	57,740
	Sharehope Medicine Co. Ltd.	15,421	16,075
	Sheng Yu Steel Co. Ltd.	40,000	45,294
	ShenMao Technology, Inc.	21,000	45,287
	Shih Her Technologies, Inc.	19,000	40,278
*	Shih Wei Navigation Co. Ltd.	144,722	213,859
#	Shihlin Electric & Engineering Corp.	127,000	226,336
	Shin Hsiung Natural Gas Co. Ltd.	6,000	16,361
#	Shin Kong Financial Holding Co. Ltd.	3,171,243	1,048,612
	Shin Zu Shing Co. Ltd.	52,980	149,713
*	Shining Building Business Co. Ltd.	191,632	64,846
	Shinkong Insurance Co. Ltd.	78,000	142,834
	Shinkong Synthetic Fibers Corp.	548,000	364,222
	Shinkong Textile Co. Ltd.	14,000	19,825
	Shiny Chemical Industrial Co. Ltd.	17,888	124,008
	ShunSin Technology Holding Ltd.	7,000	17,202
*	Shuttle, Inc.	154,000	62,817
	Sigurd Microelectronics Corp.	233,226	441,993
	Silergy Corp.	3,000	267,097
	Silicon Optronics, Inc.	13,000	51,438
	Simplo Technology Co. Ltd.	34,600	340,010

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinbon Electronics Co. Ltd.	35,064	$307,987
	Sincere Navigation Corp.	133,900	134,465
	Single Well Industrial Corp.	20,700	19,142
	Sinher Technology, Inc.	28,000	35,303
	Sinmag Equipment Corp.	17,420	60,617
#	Sino-American Silicon Products, Inc.	228,000	1,134,828
	Sinon Corp.	180,000	189,902
	SinoPac Financial Holdings Co. Ltd.	2,199,445	1,354,469
	Sinphar Pharmaceutical Co. Ltd.	30,340	30,633
	Sinyi Realty, Inc.	80,544	95,958
	Sirtec International Co. Ltd.	42,800	34,377
#	Sitronix Technology Corp.	51,000	437,409
#	Siward Crystal Technology Co. Ltd.	64,000	75,409
	Soft-World International Corp.	21,000	59,884
#	Solar Applied Materials Technology Corp.	98,398	161,691
	Solomon Technology Corp.	56,000	44,861
	Solteam, Inc.	11,110	23,620
#	Sonix Technology Co. Ltd.	29,000	73,626
	Speed Tech Corp.	28,000	49,450
#	Spirox Corp.	29,000	27,156
#	Sporton International, Inc.	20,315	124,878
	St Shine Optical Co. Ltd.	17,000	153,114
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	47,843
	Standard Foods Corp.	114,402	195,039
	Stark Technology, Inc.	19,200	58,759
	Sun Race Sturmey-Archer, Inc.	13,000	19,797
*	Sun Yad Construction Co. Ltd.	46,000	27,828
	Sunfun Info Co. Ltd.	2,000	16,800
	Sunjuice Holdings Co. Ltd.	5,000	46,937
#	Sunko INK Co. Ltd.	55,250	36,218
	SunMax Biotechnology Co. Ltd.	11,000	44,410
	Sunny Friend Environmental Technology Co. Ltd.	22,000	167,719
#	Sunonwealth Electric Machine Industry Co. Ltd.	113,000	145,500
	Sunplus Technology Co. Ltd.	183,000	201,310
	Sunrex Technology Corp.	34,561	43,913
	Sunspring Metal Corp.	41,351	37,179
	Supreme Electronics Co. Ltd.	150,935	233,894
	Swancor Holding Co. Ltd.	12,000	53,614
	Sweeten Real Estate Development Co. Ltd.	22,000	19,188
	Symtek Automation Asia Co. Ltd.	15,486	54,998
	Syncmold Enterprise Corp.	45,000	106,973
	SYNergy ScienTech Corp.	12,000	9,776
	Synmosa Biopharma Corp.	59,940	55,651
	Synnex Technology International Corp.	356,250	927,211
	Systex Corp.	51,000	139,427
	T3EX Global Holdings Corp.	35,039	137,682
	TA Chen Stainless Pipe	494,901	731,961
	Ta Liang Technology Co. Ltd.	22,000	42,399
	Ta Ya Electric Wire & Cable	99,212	94,580
	Ta Yih Industrial Co. Ltd.	17,000	20,829
	Tah Hsin Industrial Corp.	16,011	42,795
	TA-I Technology Co. Ltd.	34,750	63,357
*	Tai Tung Communication Co. Ltd.	25,934	13,709
	Taichung Commercial Bank Co. Ltd.	1,189,563	599,221
	TaiDoc Technology Corp.	14,471	142,043
#	Taiflex Scientific Co. Ltd.	70,060	103,644
	Taimide Tech, Inc.	34,450	63,580
	Tainan Enterprises Co. Ltd.	37,000	23,067
#	Tainan Spinning Co. Ltd.	518,240	357,186

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tai-Saw Technology Co. Ltd.	27,000	$34,014
	Taishin Financial Holding Co. Ltd.	2,390,460	1,563,627
	Taisun Enterprise Co. Ltd.	62,000	66,061
#	Taita Chemical Co. Ltd.	120,188	124,889
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	45,044
	Taiwan Business Bank	1,757,618	753,549
#	Taiwan Cement Corp.	839,239	1,302,812
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	56,160
	Taiwan Cogeneration Corp.	87,000	112,651
	Taiwan Cooperative Financial Holding Co. Ltd.	1,255,495	1,207,315
	Taiwan FamilyMart Co. Ltd.	11,000	74,314
	Taiwan Fertilizer Co. Ltd.	231,000	581,449
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	65,507
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	50,664
	Taiwan Glass Industry Corp.	455,046	342,031
	Taiwan High Speed Rail Corp.	250,000	236,848
	Taiwan Hon Chuan Enterprise Co. Ltd.	152,927	389,530
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	44,000	70,211
*	Taiwan IC Packaging Corp.	24,000	12,865
*	Taiwan Land Development Corp.	269,666	24,519
	Taiwan Mobile Co. Ltd.	128,000	470,257
	Taiwan Navigation Co. Ltd.	88,000	110,608
	Taiwan Paiho Ltd.	152,000	343,060
	Taiwan PCB Techvest Co. Ltd.	101,000	166,215
	Taiwan Sakura Corp.	51,200	107,750
	Taiwan Sanyo Electric Co. Ltd.	10,000	12,523
	Taiwan Secom Co. Ltd.	59,000	218,083
	Taiwan Semiconductor Co. Ltd.	45,000	115,347
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	12,022,261
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	21,156,694
	Taiwan Shin Kong Security Co. Ltd.	56,560	76,662
	Taiwan Steel Union Co. Ltd.	5,000	17,333
	Taiwan Styrene Monomer	119,000	65,190
	Taiwan Surface Mounting Technology Corp.	64,800	227,298
	Taiwan Taxi Co. Ltd.	7,292	19,592
#*	Taiwan TEA Corp.	281,000	180,736
	Taiwan Union Technology Corp.	65,000	167,842
	Taiyen Biotech Co. Ltd.	42,000	48,848
*	Tatung Co. Ltd.	441,000	495,856
#	TCI Co. Ltd.	30,256	173,370
	Te Chang Construction Co. Ltd.	29,000	29,879
	Team Group, Inc.	14,000	15,212
	Teco Electric & Machinery Co. Ltd.	548,000	575,510
	Tehmag Foods Corp.	10,560	98,341
	TEKOM Technologies, Inc.	3,000	12,247
	Tera Autotech Corp.	29,187	19,968
	Test Research, Inc.	42,000	97,554
	Test Rite International Co. Ltd.	62,000	45,776
	Tex-Ray Industrial Co. Ltd.	50,000	23,075
	Thermaltake Technology Co. Ltd.	19,000	19,312
#	Thinking Electronic Industrial Co. Ltd.	24,000	100,758
	Thye Ming Industrial Co. Ltd.	44,800	69,904
	Ton Yi Industrial Corp.	294,000	156,805
	Tong Hsing Electronic Industries Ltd.	47,208	366,436
	Tong Yang Industry Co. Ltd.	199,000	223,066
*	Tong-Tai Machine & Tool Co. Ltd.	85,060	42,804
	Topco Scientific Co. Ltd.	48,876	275,179
	Topkey Corp.	26,000	109,237
	Topoint Technology Co. Ltd.	65,200	73,074

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Toung Loong Textile Manufacturing	42,000	$45,980
	TPK Holding Co. Ltd.	177,000	204,046
	Trade-Van Information Services Co.	11,000	19,964
	Transcend Information, Inc.	24,000	57,557
	Transcom, Inc.	8,000	33,459
	Tripod Technology Corp.	149,000	621,269
	Tsang Yow Industrial Co. Ltd.	20,000	13,455
	Tsann Kuen Enterprise Co. Ltd.	16,000	20,200
	TSC Auto ID Technology Co. Ltd.	13,530	87,069
	TSRC Corp.	216,000	233,605
	Ttet Union Corp.	22,000	115,557
	TTFB Co. Ltd.	3,000	21,951
	TTY Biopharm Co. Ltd.	60,000	151,556
	Tung Ho Steel Enterprise Corp.	248,570	527,390
#	Tung Thih Electronic Co. Ltd.	19,000	96,336
	Turvo International Co. Ltd.	16,410	57,239
#	TXC Corp.	99,000	301,234
	TYC Brother Industrial Co. Ltd.	116,000	76,288
*	Tycoons Group Enterprise	143,700	52,328
	Tyntek Corp.	110,000	79,960
	UDE Corp.	34,000	46,763
	U-Ming Marine Transport Corp.	189,000	406,153
	Unic Technology Corp.	28,000	18,504
#	Unimicron Technology Corp.	101,000	708,427
*	Union Bank Of Taiwan	819,471	446,200
	Uni-President Enterprises Corp.	747,560	1,729,569
	Unitech Computer Co. Ltd.	35,000	41,516
*	Unitech Printed Circuit Board Corp.	186,540	104,391
	United Integrated Services Co. Ltd.	64,000	387,055
#	United Microelectronics Corp., Sponsored ADR	5,400	42,984
#	United Microelectronics Corp.	1,562,000	2,481,376
	United Orthopedic Corp.	18,422	18,428
	United Radiant Technology	34,000	19,813
*	United Recommend International Co. Ltd.	5,000	21,151
*	United Renewable Energy Co. Ltd.	369,206	266,334
††	Unity Opto Technology Co. Ltd.	186,000	4,875
	Universal Cement Corp.	203,120	139,392
	Universal Vision Biotechnology Co. Ltd.	9,000	75,455
	Unizyx Holding Corp.	89,000	84,592
#	UPC Technology Corp.	321,221	178,179
*	UPI Semiconductor Corp.	13,000	201,135
	Userjoy Technology Co. Ltd.	8,884	23,578
	USI Corp.	392,204	381,684
	Utechzone Co. Ltd.	15,000	41,867
#	Vanguard International Semiconductor Corp.	229,000	805,745
	Ve Wong Corp.	18,000	20,211
	Ventec International Group Co. Ltd.	21,000	65,273
#	Visual Photonics Epitaxy Co. Ltd.	47,500	136,311
	Vivotek, Inc.	13,863	36,405
	Voltronic Power Technology Corp.	15,442	675,601
#	Wafer Works Corp.	137,048	246,759
#	Waffer Technology Corp.	31,000	37,610
	Wah Hong Industrial Corp.	27,000	28,772
	Wah Lee Industrial Corp.	76,500	267,709
	Walsin Lihwa Corp.	744,000	1,108,683
	Walsin Technology Corp.	88,398	361,279
	Walton Advanced Engineering, Inc.	127,000	62,523
	Wan Hai Lines Ltd.	170,000	824,029
	We & Win Development Co. Ltd.	115,000	42,430

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	WEI Chih Steel Industrial Co. Ltd.	15,000	$18,487
	Wei Chuan Foods Corp.	104,000	78,902
	Weikeng Industrial Co. Ltd.	134,734	136,887
	Well Shin Technology Co. Ltd.	34,000	49,377
	Wholetech System Hitech Ltd.	19,000	29,660
	Win Semiconductors Corp.	84,840	552,207
	Winbond Electronics Corp.	961,804	868,339
	Winstek Semiconductor Co. Ltd.	41,000	57,967
	WinWay Technology Co. Ltd.	5,000	57,472
	Wisdom Marine Lines Co. Ltd.	158,236	486,906
	Wistron Corp.	890,288	857,710
	Wistron Information Technology & Services Corp.	5,000	14,634
	Wistron NeWeb Corp.	105,267	270,656
#	Wiwynn Corp.	12,000	410,348
#	Wonderful Hi-Tech Co. Ltd.	44,357	51,267
	Wowprime Corp.	41,000	153,646
	WPG Holdings Ltd.	425,520	780,631
#	WT Microelectronics Co. Ltd.	140,567	338,774
	WUS Printed Circuit Co. Ltd.	70,735	68,437
	XAC Automation Corp.	27,000	23,352
#	XinTec, Inc.	54,000	247,135
*††	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	60,147
	Yageo Corp.	72,578	979,624
*	Yang Ming Marine Transport Corp.	598,215	2,495,706
	YC INOX Co. Ltd.	80,094	85,803
	Yea Shin International Development Co. Ltd.	79,988	63,412
#	Yem Chio Co. Ltd.	185,936	96,245
	Yeong Guan Energy Technology Group Co. Ltd.	43,164	101,511
	YFC-Boneagle Electric Co. Ltd.	31,000	21,273
	YFY, Inc.	554,000	583,554
	Yi Jinn Industrial Co. Ltd.	92,800	56,874
*	Yieh Hsing Enterprise Co. Ltd.	35,000	19,672
*	Yieh Phui Enterprise Co. Ltd.	348,774	247,696
	YONGGU Group, Inc.	4,000	7,729
	Yonyu Plastics Co. Ltd.	38,000	45,072
	Young Fast Optoelectronics Co. Ltd.	30,000	30,462
	Youngtek Electronics Corp.	30,160	74,250
#	Yuan High-Tech Development Co. Ltd.	3,600	12,269
	Yuanta Financial Holding Co. Ltd.	1,549,514	1,363,871
	Yuanta Futures Co. Ltd.	15,792	26,445
#	Yuen Chang Stainless Steel Co. Ltd.	31,547	32,420
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	54,678
	Yulon Finance Corp.	77,188	600,434
	Yulon Motor Co. Ltd.	226,834	301,924
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	34,441
	Yungshin Construction & Development Co. Ltd.	24,000	57,415
	YungShin Global Holding Corp.	42,800	62,237
	Yusin Holding Corp.	6,000	16,017
	Zeng Hsing Industrial Co. Ltd.	22,000	103,149
	Zenitron Corp.	78,000	99,943
	Zero One Technology Co. Ltd.	40,528	56,920
#	Zhen Ding Technology Holding Ltd.	181,400	642,297
	Zig Sheng Industrial Co. Ltd.	168,000	78,625
	ZillTek Technology Corp.	2,000	23,758
#*	Zinwell Corp.	137,000	79,696
	Zippy Technology Corp.	45,000	64,526
	ZongTai Real Estate Development Co. Ltd.	42,700	48,610

TOTAL TAIWAN			211,764,415

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (0.8%)
	AAPICO Hitech PCL	71,300	$48,713
	Absolute Clean Energy PCL	496,900	45,265
	Advanced Info Service PCL	83,800	526,044
	Advanced Information Technology PCL	284,000	58,458
	AEON Thana Sinsap Thailand PCL	29,800	167,489
	After You PCL	82,900	25,173
	AgriPure Holdings PLC	101,200	18,319
*	Airports of Thailand PCL	162,100	315,918
	AJ Plast PCL	58,400	28,987
*	Alpha Divisions PCL, Class F	344,600	19,217
	Amanah Leasing PCL	61,400	10,129
	Amata Corp. PCL	196,400	125,008
*	Ananda Development PCL	1,207,400	44,771
	AP Thailand PCL	1,278,500	440,476
	Asia Plus Group Holdings PCL	679,600	67,067
	Asia Sermkij Leasing PCL, NVDR	24,600	31,244
	Asian Insulators PCL	71,750	14,455
	Asian Sea Corp. PCL, Class F	96,500	46,771
	Asiasoft Corp. PCL	30,600	16,618
	Asset World Corp. PCL	392,000	55,395
	B Grimm Power PCL	103,600	98,307
	Bangchak Corp. PCL	461,800	451,688
*	Bangkok Airways PCL	246,600	80,640
	Bangkok Bank PCL	15,100	58,196
	Bangkok Bank PCL, NVDR	35,500	135,263
	Bangkok Chain Hospital PCL	392,400	246,324
	Bangkok Commercial Asset Management PCL	278,000	155,842
	Bangkok Dusit Medical Services PCL, Class F	305,300	229,532
	Bangkok Expressway & Metro PCL	353,440	85,135
	Bangkok Insurance PCL	6,400	51,013
	Bangkok Land PCL	4,528,100	132,207
	Bangkok Life Assurance PCL, NVDR	225,600	289,822
*	Bangkok Ranch PCL	236,200	21,517
	Banpu PCL	1,653,333	593,752
	Banpu Power PCL	99,800	47,496
	BCPG PCL	127,000	45,609
	BEC World PCL	309,452	140,044
	Berli Jucker PCL	197,050	197,050
*	Better World Green PCL	1,758,200	54,928
	BG Container Glass PCL	32,000	9,343
*	Bound & Beyond PCL	65,700	24,170
	BTS Group Holdings PCL	679,500	178,555
	Bumrungrad Hospital PCL	12,900	60,451
	Business Online PCL	88,600	32,077
	Cal-Comp Electronics Thailand PCL, Class F	1,166,440	87,185
	Carabao Group PCL, Class F	45,100	144,188
	Central Pattana PCL	114,800	202,785
	Central Retail Corp. PCL	149,775	172,733
	CH Karnchang PCL	434,200	247,209
	Charoen Pokphand Foods PCL	878,800	618,367
	Chularat Hospital PCL, Class F	1,709,500	194,658
	CIMB Thai Bank PCL	778,200	19,313
	CK Power PCL	271,900	43,266
	Com7 PCL, Class F	253,400	308,889
*	Country Group Development PCL	907,200	12,184
*	Country Group Holdings PCL, Class F	420,300	15,217
	CP ALL PCL	156,500	297,007
	Delta Electronics Thailand PCL	5,300	56,172
*	Demco PCL	239,200	23,047

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Dhipaya Group Holdings PCL	133,200	$250,844
	Diamond Building Products PCL	85,800	19,164
	Do Day Dream PCL	11,500	5,372
	Dohome PCL	127,080	74,578
	Dynasty Ceramic PCL	1,370,220	122,420
	Eastern Polymer Group PCL, Class F	259,000	77,133
	Eastern Power Group PCL	179,764	27,555
	Eastern Water Resources Development & Management PCL, Class F	233,400	51,450
	Ekachai Medical Care PCL	89,400	20,490
	Electricity Generating PCL	27,900	135,631
	Energy Absolute PCL	97,000	250,642
*	Erawan Group PCL	310,320	33,886
*	Esso Thailand PCL	166,500	45,453
	Exotic Food PCL, Class F	42,200	20,823
	Forth Corp. PCL	71,200	87,311
	Forth Smart Service PCL	86,500	54,552
	Frasers Property Thailand PCL	25,000	11,168
*	General Engineering PCL	1,863,500	16,323
	GFPT PCL	236,800	96,794
	Global Green Chemicals PCL, Class F	118,100	48,274
	Global Power Synergy PCL, Class F	68,831	133,643
	Gulf Energy Development PCL	61,600	87,679
	Gunkul Engineering PCL	913,700	154,729
	Haad Thip PCL	13,900	13,190
	Hana Microelectronics PCL	141,600	186,044
	Home Product Center PCL	636,320	278,680
	Hwa Fong Rubber Thailand PCL	88,400	21,164
	Ichitan Group PCL	155,600	54,971
	Index Livingmall PCL	63,600	40,295
	Indorama Ventures PCL	287,500	379,836
	Infraset PCL	106,000	16,093
	Interlink Communication PCL	140,900	41,550
*	Interlink Telecom PCL	202,400	35,161
*	Internet Thailand PCL	90,500	18,761
*	Interpharma PCL	37,000	21,174
	Intouch Holdings PCL, Class F	34,300	70,102
	IRPC PCL	3,303,400	335,645
	IT City PCL	21,800	8,784
*	Italian-Thai Development PCL	1,448,300	84,572
*	Jasmine International PCL	2,172,500	233,425
*	Jasmine Technology Solution PCL	12,900	207,907
	Jay Mart PCL	13,500	24,635
*	JKN Global Media PCL	88,200	16,610
	JMT Network Services PCL, Class F	29,480	74,884
*	JSP Property PCL	140,700	4,806
	JWD Infologistics PCL	158,700	75,064
	Kang Yong Electric PCL	100	1,069
	Karmarts PCL	338,400	50,389
	Kasikornbank PCL	48,100	214,870
	Kasikornbank PCL, NVDR	96,900	432,867
	KCE Electronics PCL	186,800	335,422
	KGI Securities Thailand PCL	290,700	46,682
	Khon Kaen Sugar Industry PCL	625,296	74,853
	Kiatnakin Phatra Bank PCL	90,400	190,698
	Krung Thai Bank PCL	771,800	342,521
	Krungthai Card PCL	128,800	217,174
	Ladprao General Hospital PCL, Class F	56,700	9,436
	Lalin Property PCL	23,700	6,470
	Land & Houses PCL	1,333,400	371,795

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Land & Houses PCL, NVDR	316,600	$88,278
	Lanna Resources PCL	121,200	70,774
	LH Financial Group PCL	1,555,400	60,399
	Loxley PCL	909,200	60,525
	LPN Development PCL	565,100	75,897
*	Master Ad PCL	280,600	6,554
*	MBK PCL	349,819	132,778
	MC Group PCL	39,700	10,490
	MCS Steel PCL	101,800	36,559
*	MDX PCL	63,100	9,764
	Mega Lifesciences PCL	117,700	168,388
	Millcon Steel PCL	643,000	21,778
*	Minor International PCL	119,946	122,573
	MK Restaurants Group PCL	60,200	96,672
*	Mono Next PCL	707,900	50,018
*	More Return PCL	305,400	14,534
	Muangthai Capital PCL	148,100	199,989
	Namyong Terminal PCL	161,200	23,062
*	Nawarat Patanakarn PCL	960,400	21,872
	Netbay PCL	22,700	20,380
	Noble Development PCL	162,000	23,650
	Northeast Rubber PCL	278,200	54,828
	Origin Property PCL, Class F	285,200	91,597
	Osotspa PCL	243,200	248,526
	Pacific Pipe PCL	149,600	20,791
*	Plan B Media PCL, Class F	667,764	153,050
*	Platinum Group PCL (The), Class F	367,600	34,130
	Polyplex Thailand PCL	171,000	124,818
*	Power Solution Technologies PCL, Class F	351,000	20,394
	Praram 9 Hospital PCL	51,200	20,928
	Precious Shipping PCL	252,100	140,587
	Premier Marketing PCL	152,100	42,632
	Prima Marine PCL	355,600	63,333
*	Principal Capital PCL	74,100	9,736
	Property Perfect PCL	3,373,700	49,251
	Pruksa Holding PCL	319,400	124,030
	PTG Energy PCL	448,900	187,424
	PTT Exploration & Production PCL	296,000	1,304,993
	PTT Global Chemical PCL	202,600	295,766
	PTT PCL	856,900	938,212
	Pylon PCL	123,600	15,806
	Quality Houses PCL	3,273,183	214,071
*	Raimon Land PCL	1,256,400	31,914
	Rajthanee Hospital PCL	75,000	73,358
	Ratch Group PCL	89,900	115,492
	Ratchthani Leasing PCL	1,019,437	130,369
	Regional Container Lines PCL	128,700	168,155
	Rojana Industrial Park PCL	322,357	59,295
*	RS PCL	122,100	62,743
*	S Hotels & Resorts PCL	202,000	26,068
	S Kijchai Enterprise PCL, Class F	51,600	13,333
	Sabina PCL	82,500	56,847
	Saha Pathana Inter-Holding PCL	18,900	36,145
	Sahakol Equipment PCL	130,700	7,861
	Sahamitr Pressure Container PCL	69,300	29,541
	Saha-Union PCL	22,400	20,274
*	Samart Corp. PCL	58,500	10,590
	Samart Telcoms PCL	70,100	14,020
	Sansiri PCL	5,327,000	181,973

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sappe PCL	67,600	$65,133
	SC Asset Corp. PCL	708,025	76,074
	SCB X PCL	77,300	259,547
	SCG Ceramics PCL	312,000	20,770
	SCG Packaging PCL	73,600	118,727
*	SEAFCO PCL	144,243	15,919
*	Seafresh Industry PCL	103,900	11,528
	Sena Development PCL	241,700	31,474
	Sermsang Power Corp. Co. Ltd.	67,320	21,818
	Siam Cement PCL, NVDR	5,100	55,095
	Siam Cement PCL (The)	20,400	220,380
	Siam City Cement PCL	25,368	112,582
	Siam Global House PCL	403,781	257,005
*	Siam Wellness Group PCL, Class F	121,250	28,144
	Siamgas & Petrochemicals PCL	423,600	150,888
	Siamrajathanee PCL	26,640	12,523
	Sikarin PCL, Class F	215,200	90,478
*	Singha Estate PCL	1,148,100	66,037
	Sino-Thai Engineering & Construction PCL	203,400	77,203
	SiS Distribution Thailand PCL	10,600	12,612
*	SKY ICT PCL, Class F	94,400	27,838
	SNC Former PCL	49,100	29,245
	Somboon Advance Technology PCL	148,200	81,780
	SPCG PCL	242,800	119,096
	Sri Trang Agro-Industry PCL	366,340	270,075
	Sri Trang Gloves Thailand PCL	340,700	241,723
	Sriracha Construction PCL	21,000	7,848
	Srisawad Corp. PCL	222,267	348,813
	Srisawad Finance PCL	32,200	29,145
	Srivichai Vejvivat PCL	95,700	27,383
	Star Petroleum Refining PCL	774,000	244,064
	Starflex PCL	106,500	13,495
*	STARK Corp. PCL	888,200	121,884
*	Stars Microelectronics Thailand PCL	74,300	11,064
*	STP & I PCL	412,920	57,146
	Supalai PCL	498,100	318,493
	Super Energy Corp. PCL	8,056,000	204,634
	SVI PCL	101,500	24,004
	Synnex Thailand PCL	28,700	20,279
	Syntec Construction PCL	531,900	27,954
	TAC Consumer PCL, Class F	100,400	21,839
	Taokaenoi Food & Marketing PCL, Class F	94,900	21,474
*	Tata Steel Thailand PCL	988,400	40,690
	Thai Nakarin Hospital PCL	12,500	13,321
	Thai Oil PCL	295,200	486,972
*	Thai Reinsurance PCL	297,000	9,279
*	Thai Rubber Latex Group PCL	406,440	38,211
	Thai Solar Energy PCL, Class F	312,228	20,967
	Thai Stanley Electric PCL, Class F	8,800	43,936
	Thai Union Group PCL, Class F	859,400	424,054
	Thai Vegetable Oil PCL	201,500	189,734
	Thai Wah PCL, Class F	134,500	25,722
	Thaicom PCL	290,200	81,341
	Thaifoods Group PCL, Class F	701,000	85,962
	Thaire Life Assurance PCL, Class F	197,200	34,834
	Thanachart Capital PCL	97,700	114,815
	Thitikorn PCL	33,700	10,725
	Thonburi Healthcare Group PCL	87,600	157,296
	Thoresen Thai Agencies PCL	544,900	154,322

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Tipco Asphalt PCL	208,200	$99,085
	TIPCO Foods PCL	132,600	34,650
	Tisco Financial Group PCL, NVDR	31,000	82,139
	Tisco Financial Group PCL	37,100	98,301
	TKS Technologies PCL	33,000	11,947
	TMBThanachart Bank PCL	5,313,712	201,688
	TMT Steel PCL	109,200	32,202
	TOA Paint Thailand PCL	124,800	105,670
	Total Access Communication PCL	145,300	195,147
	TPC Power Holding PCL, Class F	54,800	16,000
	TPI Polene PCL	2,384,500	104,431
	TPI Polene Power PCL	1,084,900	121,002
	TQM Corp. PCL	72,200	104,874
	True Corp. PCL	5,080,965	715,044
*	TTCL PCL	75,100	10,350
	TTW PCL	458,500	147,255
*	U City PCL, Class F	2,479,634	124,525
	Union Auction PCL	164,600	45,175
*	Unique Engineering & Construction PCL	383,500	57,105
	United Paper PCL	151,300	74,214
	Univanich Palm Oil PCL	55,400	15,771
	Univentures PCL	490,400	42,382
	Vanachai Group PCL	243,000	57,823
	VGI PCL	146,250	21,180
	WHA Corp. PCL	1,375,600	134,949
	WHA Utilities & Power PCL	205,600	24,612
	WICE Logistics PCL	72,700	40,330
	Workpoint Entertainment PCL	81,820	74,653
	Ziga Innovation PCL	87,600	28,390

TOTAL THAILAND			29,564,314

TURKEY — (0.2%)
	Akbank TAS	274,539	164,514
	Aksa Akrilik Kimya Sanayii AS	84,735	262,218
*	Aksa Enerji Uretim AS	135,820	151,975
*	Aksigorta AS	104,666	23,697
#	Alarko Holding AS	38,338	69,136
*	Albaraka Turk Katilim Bankasi AS	328,709	27,612
	Alkim Alkali Kimya AS	26,857	40,210
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	24,752
	Anadolu Efes Biracilik Ve Malt Sanayii AS	55,574	110,562
	Anadolu Hayat Emeklilik AS	37,705	32,191
#	Arcelik AS	46,477	210,370
	Aselsan Elektronik Sanayi Ve Ticaret AS	10,418	17,140
*	Bera Holding AS	118,593	82,639
	BIM Birlesik Magazalar AS	40,857	229,538
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	19,826
	Borusan Yatirim ve Pazarlama AS	421	10,832
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	7,602
	Cimsa Cimento Sanayi VE Ticaret AS	14,544	32,595
	Coca-Cola Icecek AS	33,693	279,502
#	Dogan Sirketler Grubu Holding AS	492,406	114,363
	EGE Endustri VE Ticaret AS	351	42,723
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	28,269
Ω	Enerjisa Enerji AS	61,562	58,358
	Enka Insaat ve Sanayi AS	86,665	92,124
	Eregli Demir ve Celik Fabrikalari TAS	35,118	79,086
*	Fenerbahce Futbol AS	11,914	27,521
	Ford Otomotiv Sanayi AS	11,312	227,272

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Global Yatirim Holding AS	120,279	$23,692
	Goodyear Lastikleri TAS	39,372	26,504
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	34,760
*	GSD Holding AS	29,592	8,399
*	Gubre Fabrikalari TAS	6,467	34,947
*	Hektas Ticaret TAS	82,212	122,513
*	Ihlas Holding AS	238,944	9,320
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	33,563
*	Is Finansal Kiralama AS	35,715	8,323
	Is Yatirim Menkul Degerler AS, Class A	97,764	135,080
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	32,769
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	201,359
	KOC Holding AS	38,439	103,955
	Kordsa Teknik Tekstil AS	17,841	54,554
*	Koza Altin Isletmeleri AS	10,534	121,682
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	81,660
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	125,136
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	47,312
*	Migros Ticaret AS	38,967	118,965
*Ω	MLP Saglik Hizmetleri AS	5,480	11,682
*	NET Holding AS	46,404	37,883
*	Netas Telekomunikasyon AS	5,037	5,918
	Nuh Cimento Sanayi AS	13,762	43,976
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	19,732
	Otokar Otomotiv Ve Savunma Sanayi AS	1,999	56,013
*	Oyak Cimento Fabrikalari AS	17,621	12,720
*	Pegasus Hava Tasimaciligi AS	8,731	78,382
*	Petkim Petrokimya Holding AS	190,463	122,273
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,550	94,634
#*	Sekerbank Turk AS	221,351	17,221
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	48,720
#	Sok Marketler Ticaret AS	14,028	12,280
	Tat Gida Sanayi AS	14,814	14,194
*	TAV Havalimanlari Holding AS	79,416	229,133
#	Tekfen Holding AS	69,811	92,559
*	Teknosa Ic Ve Dis Ticaret AS	29,428	15,825
#	Tofas Turk Otomobil Fabrikasi AS	33,556	177,736
*	Turk Hava Yollari AO	151,960	422,263
#	Turk Telekomunikasyon AS	64,091	43,429
#	Turkcell Iletisim Hizmetleri AS	237,210	344,125
	Turkiye Garanti Bankasi AS	301,196	303,847
#*	Turkiye Halk Bankasi AS	95,158	34,575
*	Turkiye Petrol Rafinerileri AS	5,350	84,243
#*	Turkiye Sinai Kalkinma Bankasi AS	135,650	16,841
	Turkiye Sise ve Cam Fabrikalari AS	216,994	264,689
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	42,019
	Ulker Biskuvi Sanayi AS	49,077	55,146
	Vestel Elektronik Sanayi ve Ticaret AS	32,970	57,744
	Yapi ve Kredi Bankasi AS	548,219	179,409
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	59,946
*	Zorlu Enerji Elektrik Uretim AS	148,845	20,697

TOTAL TURKEY			6,810,974

UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	330,931	914,803
	Abu Dhabi Islamic Bank PJSC	444,765	1,059,346
	Abu Dhabi National Hotels	31,918	35,146
	Abu Dhabi National Insurance Co. PSC	6,994	13,376
	Abu Dhabi National Oil Co. for Distribution PJSC	266,317	298,754

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Agthia Group PJSC	80,127	$93,013
	Air Arabia PJSC	622,481	361,465
*	Ajman Bank PJSC	360,720	78,517
	Aldar Properties PJSC	859,859	1,317,474
	Amanat Holdings PJSC	396,191	112,543
*	Amlak Finance PJSC	227,884	43,218
*	Apex Investment Co. PSC	15,305	22,379
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	218,715	242,034
	Dana Gas PJSC	1,108,984	355,455
*	Deyaar Development PJSC	553,352	71,568
	Dubai Financial Market PJSC	218,061	156,171
	Dubai Investments PJSC	769,897	524,311
	Dubai Islamic Bank PJSC	250,261	437,748
*	Emaar Development PJSC	348,162	487,128
	Emaar Properties PJSC	925,309	1,596,021
	Emirates Driving Co.	1,837	10,394
	Emirates Integrated Telecommunications Co. PJSC	98,315	175,966
	Emirates NBD Bank PJSC	61,389	253,607
	Emirates Telecommunications Group Co. PJSC	96,686	924,779
*	Eshraq Investments PJSC	440,475	59,406
	First Abu Dhabi Bank PJSC	94,174	574,109
*	Gulf Navigation Holding PJSC	82,484	6,686
*	Gulf Pharmaceutical Industries PSC	102,715	38,412
*	Islamic Arab Insurance Co.	142,920	26,672
*	Manazel PJSC	560,892	72,343
	National Central Cooling Co. PJSC	56,757	38,085
*	RAK Properties PJSC	431,444	90,673
	Ras Al Khaimah Ceramics	133,439	100,913
	SHUAA Capital PSC	397,101	68,491
*	Union Properties PJSC	709,142	53,835

TOTAL UNITED ARAB EMIRATES			10,714,841

UNITED KINGDOM — (8.0%)
	3i Group PLC	119,071	1,948,626
	4imprint Group PLC	7,131	242,320
	888 Holdings PLC	99,747	238,179
	Abrdn Plc	592,347	1,390,907
*	accesso Technology Group PLC	2,873	26,499
	Admiral Group PLC	29,846	939,471
	Advanced Medical Solutions Group PLC	11,683	40,728
	AG Barr PLC	39,926	290,433
Ω	Airtel Africa PLC	73,285	134,092
	AJ Bell PLC	40,174	124,490
Ω	Alfa Financial Software Holdings PLC	22,609	51,212
	Alliance Pharma PLC	73,017	104,881
#*	Allied Minds PLC	20,492	4,378
	Anglo American PLC	75,585	3,347,733
	Anglo Pacific Group PLC	55,621	126,508
	Anglo-Eastern Plantations PLC	5,576	61,222
	Antofagasta PLC	61,951	1,185,984
*	Ascential PLC	49,201	195,070
	Ashmore Group PLC	87,647	242,296
	Ashtead Group PLC	37,318	1,929,610
*	ASOS PLC	1,336	23,263
	Associated British Foods PLC	35,509	710,562
*Ω	Aston Martin Lagonda Global Holdings PLC	398	4,170
	AstraZeneca PLC, Sponsored ADR	17,885	1,187,564
	AstraZeneca PLC	19,840	2,647,475

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Auto Trader Group PLC	163,482	$1,290,226
	AVEVA Group PLC	5,413	145,480
	Aviva PLC	554,500	2,974,964
	Avon Protection PLC	7,418	98,501
	B&M European Value Retail SA	170,852	1,046,825
*	Babcock International Group PLC	168,280	642,485
	BAE Systems PLC	355,195	3,280,814
	Balfour Beatty PLC	252,287	764,357
	Bank of Georgia Group PLC	16,230	250,062
#	Barclays PLC, Sponsored ADR	136,374	1,015,986
	Barclays PLC	467,208	858,794
	Barratt Developments PLC	119,979	734,037
	Beazley PLC	132,395	713,159
	Begbies Traynor Group PLC	13,528	19,919
	Bellway PLC	41,745	1,267,890
	Berkeley Group Holdings PLC	23,276	1,180,479
Ω	Biffa PLC	61,906	268,501
	Bloomsbury Publishing PLC	27,878	139,889
	Bodycote PLC	95,757	742,678
*	Boohoo Group PLC	127,019	128,591
	BP PLC, Sponsored ADR	305,930	8,786,310
	BP PLC	266,095	1,284,652
	Braemar Shipping Services PLC	11,607	38,694
	Breedon Group PLC	33,767	33,402
	Brewin Dolphin Holdings PLC	119,341	764,340
	British American Tobacco PLC	141,356	5,924,562
	Britvic PLC	102,140	1,094,540
	BT Group PLC	2,422,466	5,372,025
	Bunzl PLC	33,940	1,309,426
	Burberry Group PLC	62,345	1,230,407
	Burford Capital Ltd.	40,828	349,106
	Bytes Technology Group PLC	51,759	293,191
*	C&C Group PLC	78,532	205,006
*	Capita PLC	396,458	118,314
*	Capricorn Energy PLC	221,725	570,286
*	Card Factory PLC	142,710	104,270
	CareTech Holdings PLC	12,896	118,999
#*	Carnival PLC, ADR	7,086	111,888
	Castings PLC	1,541	6,270
*	Cazoo Group Ltd.	23,025	38,912
	Centamin PLC	503,005	576,503
	Central Asia Metals PLC	31,600	105,876
*	Centrica PLC	1,831,425	1,814,556
	Chemring Group PLC	77,510	338,483
	Chesnara PLC	45,093	161,943
*	Circassia Group PLC	6,887	3,053
	Clarkson PLC	4,322	198,995
	Clipper Logistics PLC	12,993	140,577
	Close Brothers Group PLC	53,449	741,119
	CLS Holdings PLC	31,350	80,120
Ω	CMC Markets PLC	55,056	199,623
	Coats Group PLC	336,757	297,712
	Coca-Cola HBC AG	35,700	723,777
	Cohort PLC	3,213	22,067
	Compass Group PLC	37,218	785,361
	Computacenter PLC	27,087	910,104
Ω	ContourGlobal PLC	52,930	127,216
Ω	ConvaTec Group PLC	170,660	451,445
*	Costain Group PLC	61,092	30,242

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Countryside Partnerships PLC	43,399	$135,504
	Cranswick PLC	15,729	625,453
	Crest Nicholson Holdings PLC	93,820	295,202
	Croda International PLC	14,294	1,388,348
	Currys PLC	446,828	518,069
	CVS Group PLC	11,049	249,429
	DCC PLC	11,036	836,186
*	De La Rue PLC	50,837	70,322
	Dechra Pharmaceuticals PLC	6,700	303,613
	Devro PLC	103,536	272,274
	DFS Furniture PLC	34,408	71,770
	Diageo PLC, Sponsored ADR	19,256	3,825,782
	Diageo PLC	19,191	957,417
#*	Dignity PLC	12,198	79,443
	Diploma PLC	26,252	900,412
	Direct Line Insurance Group PLC	297,176	943,200
	DiscoverIE Group PLC	13,612	129,121
	Diversified Energy Co. PLC	30,477	46,046
	Domino’s Pizza Group PLC	135,035	589,328
	Drax Group PLC	176,110	1,779,715
	DS Smith PLC	352,879	1,450,074
	Dunelm Group PLC	37,503	459,240
*	easyJet PLC	54,634	378,586
	EKF Diagnostics Holdings PLC	10,269	4,503
	Electrocomponents PLC	134,947	1,761,393
*	Elementis PLC	225,641	342,746
	EMIS Group PLC	15,511	258,543
*	Energean PLC	19,059	280,173
*	EnQuest PLC	583,328	236,112
*	Entain PLC	95,116	1,787,268
	Epwin Group PLC	22,733	24,341
#*	Esken Ltd.	88,439	11,308
	Essentra PLC	79,859	312,963
	Euromoney Institutional Investor PLC	23,218	286,299
*††	Evraz PLC	100,308	0
	Experian PLC	71,346	2,463,888
*	FD Technologies PLC	914	27,083
	FDM Group Holdings PLC	25,896	326,811
	Ferguson PLC	23,392	2,934,521
	Ferrexpo PLC	197,807	406,184
	Fevertree Drinks PLC	14,628	331,686
*	Firstgroup PLC	194,980	273,711
*	Flowtech Fluidpower PLC	12,279	19,634
Ω	Forterra PLC	60,979	190,640
	Foxtons Group PLC	87,948	46,426
*	Frasers Group PLC	101,952	865,915
	Fresnillo PLC	42,174	408,084
	Fuller Smith & Turner PLC, Class A	2,651	19,956
	Future PLC	5,315	145,567
	Galliford Try Holdings PLC	22,850	49,016
	Games Workshop Group PLC	11,194	1,034,526
*	Gaming Realms PLC	6,673	2,542
	Gamma Communications PLC	11,197	166,892
	Gem Diamonds Ltd.	49,479	36,539
	Genel Energy PLC	50,158	115,418
	Genuit Group PLC	49,406	278,903
	Genus PLC	7,385	232,028
*	Georgia Capital PLC	13,863	105,107
	GlaxoSmithKline PLC, Sponsored ADR	93,993	4,256,003

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	GlaxoSmithKline PLC	146,203	$3,295,793
	Glencore PLC	821,545	5,062,084
*	Go-Ahead Group PLC	19,998	237,265
	Gooch & Housego PLC	2,235	23,596
	Grafton Group PLC	62,669	759,000
	Grainger PLC	196,311	730,232
*	Greencore Group PLC	149,646	214,993
	Greggs PLC	41,462	1,209,692
	Gulf Keystone Petroleum Ltd.	80,045	243,179
*Ω	Gym Group PLC	21,513	51,511
	H&T Group PLC	4,726	20,637
	Halfords Group PLC	63,559	180,861
	Halma PLC	29,359	901,190
	Harbour Energy PLC	88,243	553,370
	Hargreaves Lansdown PLC	45,360	519,297
	Hargreaves Services PLC	3,349	24,902
	Harworth Group PLC	30,478	63,815
	Hays PLC	465,650	715,167
	Headlam Group PLC	18,512	84,498
	Helical PLC	54,416	295,910
*	Helios Towers PLC	107,590	151,874
	Henry Boot PLC	4,400	17,891
	Hikma Pharmaceuticals PLC	41,935	985,070
	Hill & Smith Holdings PLC	26,470	457,809
	Hilton Food Group PLC	11,107	168,523
	Hiscox Ltd.	70,714	839,678
	Hochschild Mining PLC	97,500	143,224
*	Hollywood Bowl Group PLC	43,997	141,303
	HomeServe PLC	128,476	1,578,930
*Ω	Hostelworld Group PLC	8,283	8,756
	Howden Joinery Group PLC	194,268	1,839,235
#	HSBC Holdings PLC, Sponsored ADR	230,666	7,152,953
*Ω	HSS Hire Group PLC	131,944	27,958
	Hunting PLC	65,656	239,338
*	Hyve Group PLC	76,525	72,412
Ω	Ibstock PLC	120,298	283,987
	IDOX PLC	32,237	25,829
	IG Group Holdings PLC	148,799	1,520,737
	IMI PLC	145,600	2,451,136
	Impax Asset Management Group PLC	12,226	132,221
#	Imperial Brands PLC, Sponsored ADR	658	13,890
	Imperial Brands PLC	175,169	3,646,236
	Inchcape PLC	211,063	1,888,521
*	Indivior PLC	305,969	1,198,331
*	Informa PLC	156,879	1,112,882
	IntegraFin Holdings PLC	39,926	180,047
#	InterContinental Hotels Group PLC, ADR	13,252	858,889
	InterContinental Hotels Group PLC	2,901	185,185
	Intermediate Capital Group PLC	61,889	1,184,329
	International Personal Finance PLC	109,260	130,169
	Intertek Group PLC	24,557	1,530,267
	Investec PLC	235,726	1,388,400
	iomart Group PLC	8,930	20,172
	IP Group PLC	199,925	206,154
*	IQE PLC	114,053	42,883
	ITV PLC	1,056,150	975,305
*	IWG PLC	307,958	934,939
*	J D Wetherspoon PLC	51,068	464,040
	J Sainsbury PLC	505,272	1,474,259

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	James Fisher & Sons PLC	21,265	$104,857
	James Halstead PLC	10,528	32,747
	JD Sports Fashion PLC	463,177	763,165
*	JET2 PLC	20,824	319,794
*	John Menzies PLC	41,165	306,137
*	John Wood Group PLC	248,057	689,726
	Johnson Matthey PLC	39,274	1,080,361
*	Johnson Service Group PLC	35,655	49,030
*	Joules Group PLC	6,458	4,407
Ω	JTC PLC	3,347	32,500
	Jupiter Fund Management PLC	183,626	409,860
*Ω	Just Eat Takeaway.com NV	9,907	270,696
	Just Group PLC	395,939	418,268
	Kainos Group PLC	21,280	322,413
	Keller Group PLC	37,930	399,706
	Keywords Studios PLC	952	28,558
*	Kier Group PLC	95,267	94,333
*	Kin & Carta PLC	52,841	153,576
	Kingfisher PLC	600,593	1,894,012
*	Lamprell PLC	55,247	18,630
	Lancashire Holdings Ltd.	79,601	421,877
	Learning Technologies Group PLC	4,309	7,079
	Legal & General Group PLC	592,585	1,847,144
*	Liberty Global PLC, Class A	4,557	103,730
*	Liberty Global PLC, Class C	11,158	264,438
	Liontrust Asset Management PLC	5,657	82,103
	Lloyds Banking Group PLC	4,305,890	2,445,585
	Lloyds Banking Group PLC, ADR	463,755	1,034,174
	London Stock Exchange Group PLC	6,202	611,466
*	Lookers PLC	153,034	159,706
	LSL Property Services PLC	15,939	78,118
Ω	Luceco PLC	17,334	41,483
*	M&C Saatchi PLC	1,840	4,506
	M&G PLC	618,070	1,640,941
	Macfarlane Group PLC	47,125	71,215
	Man Group PLC	521,841	1,520,920
*	Marks & Spencer Group PLC	671,165	1,145,758
	Marshalls PLC	77,169	590,540
*	Marston’s PLC	195,987	184,194
*	McBride PLC	87,007	40,033
	Mears Group PLC	52,545	130,175
*	Mediclinic International PLC	146,328	678,368
*	Meggitt PLC	180,391	1,748,876
	Melrose Industries PLC	773,603	1,124,120
*	Metro Bank PLC	34,840	38,680
#	Micro Focus International PLC, Sponsored ADR	17,726	82,426
	Micro Focus International PLC	75,139	354,819
	Midwich Group PLC	10,528	82,857
*	Mitchells & Butlers PLC	124,936	355,897
	Mitie Group PLC	487,996	328,979
	MJ Gleeson PLC	2,020	15,162
	Mondi PLC	120,669	2,268,588
	Moneysupermarket.com Group PLC	203,294	445,348
	Morgan Advanced Materials PLC	212,454	745,067
	Morgan Sindall Group PLC	12,290	331,367
	Mortgage Advice Bureau Holdings Ltd.	1,856	27,789
*	Motorpoint group PLC	12,001	36,352
	MP Evans Group PLC	2,235	26,445
*	N Brown Group PLC	69,772	25,463

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Naked Wines PLC	9,105	$41,207
*	National Express Group PLC	213,026	660,311
	National Grid PLC	36,403	540,838
#	National Grid PLC, Sponsored ADR	26,218	1,944,327
	Natwest Group PLC	177,327	475,731
#	Natwest Group PLC, Sponsored ADR	181,642	984,500
	NCC Group PLC	43,181	98,011
	Next Fifteen Communications Group PLC	8,578	141,388
	Next PLC	16,529	1,238,033
	Ninety One PLC	117,862	392,712
	Norcros PLC	10,981	32,937
	Numis Corp. PLC	20,170	63,197
*	Ocado Group PLC	9,227	105,526
*Ω	On the Beach Group PLC	22,633	64,919
	OSB Group PLC	94,964	662,890
	Oxford Instruments PLC	14,863	430,925
	Pagegroup PLC	131,499	804,626
	Pan African Resources PLC	370,826	101,813
*	Pantheon Resources PLC	18,177	28,075
	Paragon Banking Group PLC	92,529	572,223
	PayPoint PLC	31,673	231,415
	Pearson PLC	48,693	472,800
	Pearson PLC, Sponsored ADR	103,768	1,005,512
*	Pendragon PLC	667,688	184,534
	Pennon Group PLC	50,587	702,965
	Persimmon PLC	56,048	1,459,729
*	Petrofac Ltd.	114,585	193,160
	Pets at Home Group PLC	189,585	735,894
*	Pharos Energy PLC	110,586	37,371
	Phoenix Group Holdings PLC	159,071	1,204,868
	Photo-Me International PLC	131,516	117,983
*	Playtech PLC	103,861	678,928
	Plus500 Ltd.	31,773	618,713
	Polar Capital Holdings PLC	13,380	93,257
	Porvair PLC	1,144	8,510
	Premier Foods PLC	346,159	482,731
	Provident Financial PLC	72,619	232,432
#	Prudential PLC, ADR	53,089	1,332,534
*	PureTech Health PLC	22,488	47,622
	PZ Cussons PLC	82,243	211,029
	QinetiQ Group PLC	192,804	817,993
Ω	Quilter PLC	492,365	811,065
*	Rank Group PLC	70,508	94,714
	Rathbones Group PLC	13,256	349,908
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	150,161	306,007
	Reckitt Benckiser Group PLC	19,933	1,554,486
	Redde Northgate PLC	85,930	425,086
	Redrow PLC	89,242	585,011
#	RELX PLC, Sponsored ADR	52,014	1,531,800
	RELX PLC	86,730	2,584,581
	Renew Holdings PLC	2,854	24,870
*	Renewi PLC	29,278	253,264
	Renishaw PLC	7,681	405,919
*	Renold PLC	44,996	15,141
	Rentokil Initial PLC	243,890	1,675,103
*	Restaurant Group PLC	260,091	199,086
	Rhi Magnesita NV	7,801	232,478
	RHI Magnesita NV	7,826	232,831

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Ricardo PLC	11,713	$53,361
	Rightmove PLC	137,661	1,058,214
	Rio Tinto PLC	2,919	206,245
#	Rio Tinto PLC, Sponsored ADR	172,914	12,297,644
	RM PLC	3,746	6,412
	Robert Walters PLC	9,509	73,979
*	Rockhopper Exploration PLC	3,933	422
*	Rolls-Royce Holdings PLC	757,172	776,223
	Rotork PLC	242,247	883,845
	Royal Mail PLC	271,132	1,162,152
	RPS Group PLC	130,319	166,858
	RWS Holdings PLC	18,179	99,563
	S&U PLC	757	22,534
*	S4 Capital PLC	8,648	32,710
Ω	Sabre Insurance Group PLC	13,980	36,626
*	Saga PLC	40,900	113,663
	Sage Group PLC	79,787	732,172
*	Savannah Energy PLC	82,619	36,716
	Savills PLC	56,587	761,242
	Schroders PLC	13,564	478,812
	Schroders PLC	6,449	189,790
	ScS Group PLC	4,075	8,987
*	Senior PLC	185,608	298,657
	Serco Group PLC	220,803	417,557
	Serica Energy PLC	26,023	114,326
	Severfield PLC	42,189	35,553
	Severn Trent PLC	24,285	954,438
	Shell PLC	69,241	1,858,837
	Shell PLC, Sponsored ADR	341,272	18,234,163
*	SIG PLC	245,058	126,692
	Sirius Real Estate Ltd.	193,118	293,542
	Smart Metering Systems PLC	13,481	139,439
#	Smith & Nephew PLC, Sponsored ADR	19,713	638,701
	Smith & Nephew PLC	38,422	622,765
	Smiths Group PLC	48,036	879,025
	Softcat PLC	42,687	753,907
*	SolGold PLC	96,990	34,859
	Spectris PLC	22,012	805,065
	Speedy Hire PLC	170,632	110,727
	Spirax-Sarco Engineering PLC	11,069	1,670,290
*Ω	Spire Healthcare Group PLC	127,946	345,379
	Spirent Communications PLC	152,980	442,324
	SSE PLC	128,575	2,986,261
*	SSP Group PLC	148,335	437,828
	St. James’s Place PLC	73,800	1,185,935
*	Staffline Group PLC	15,961	11,178
*	Stagecoach Group PLC	199,085	262,249
	Standard Chartered PLC	310,696	2,124,018
	SThree PLC	35,092	161,771
	Strix Group PLC	7,808	20,681
	Studio Retail Group PLC	7,838	11,334
	STV Group PLC	6,164	25,143
*	Superdry PLC	28,193	53,690
	Synthomer PLC	188,771	718,266
	Tate & Lyle PLC	161,052	1,565,361
	Tatton Asset Management PLC	4,491	23,941
	Taylor Wimpey PLC	685,496	1,078,118
	TBC Bank Group PLC	6,755	106,517
*	Ted Baker PLC	25,716	47,452

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Telecom Plus PLC	21,520	$443,940
	Tesco PLC	485,851	1,650,590
Ω	TI Fluid Systems PLC	9,170	18,635
	Topps Tiles PLC	88,422	61,923
	TP ICAP Group PLC	228,954	378,692
	Travis Perkins PLC	73,527	1,121,468
	Treatt PLC	4,751	62,533
*	Tremor International Ltd., ADR	968	11,277
	Trifast PLC	21,242	28,580
	TT Electronics PLC	58,298	132,493
#*	TUI AG	115,600	329,576
*	Tullow Oil PLC	313,425	218,244
*	Tungsten Corp. PLC	484	278
	Tyman PLC	19,536	67,102
	Ultra Electronics Holdings PLC	23,988	976,986
	Unilever PLC, Sponsored ADR	116,930	5,409,182
	Unilever PLC	61,804	2,870,808
	United Utilities Group PLC	82,436	1,184,639
	Vertu Motors PLC	184,858	119,944
	Vesuvius PLC	70,882	288,174
	Victrex PLC	14,920	340,225
	Virgin Money UK PLC	398,447	864,468
	Vistry Group PLC	96,870	1,010,652
	Vitec Group PLC	10,146	157,664
	Vodafone Group PLC	3,655,899	5,534,881
	Vodafone Group PLC, Sponsored ADR	7,082	107,576
	Volution Group PLC	16,026	81,630
	Vp PLC	1,242	15,092
*Ω	Watches of Switzerland Group PLC	20,355	257,359
	Watkin Jones PLC	48,524	150,794
	Weir Group PLC	54,047	1,039,025
*	WH Smith PLC	39,333	707,651
*	Whitbread PLC	32,183	1,123,407
	Wickes Group PLC	91,550	218,252
	Wilmington PLC	5,594	18,027
	Wincanton PLC	49,184	251,543
*Ω	Wizz Air Holdings PLC	1,105	43,225
	WPP PLC	108,155	1,348,137
*	Xaar PLC	12,821	40,020
	XP Power Ltd.	236	9,448
	XPS Pensions Group PLC	7,304	12,667
	Young & Co’s Brewery PLC, Class A	5,090	88,410

TOTAL UNITED KINGDOM			305,092,158

UNITED STATES — (0.0%)
	Arko Corp.	10,077	93,412
*	Block, Inc.	429	40,314
	Jackson Financial, Inc., Class A	2,654	112,291
*	Kuke Music Holding Ltd., ADR	2,479	8,428
	Sempra Energy	1,186	192,257

TOTAL UNITED STATES			446,702

TOTAL COMMON STOCKS			3,572,156,286

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
	Genex Power Ltd.	8,168	895

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (0.3%)
	Alpargatas SASeries D	3,724	$14,764
	Banco ABC Brasil SA	31,360	100,221
Ω	Banco BMG SASeries B	43,000	24,179
	Banco Bradesco SA	330,400	1,201,588
	Banco do Estado do Rio Grande do Sul SA Class B	75,825	161,651
Ω	Banco Inter SA	16,200	17,137
	Banco Pan SA	12,144	22,991
	Braskem SA Class A	31,067	252,736
	Centrais Eletricas Brasileiras SA Class B	21,600	175,414
	Centrais Eletricas Santa CatarinaSeries A	1,700	19,170
	Cia de Saneamento do ParanaSeries A	282,323	222,709
	Cia de Transmissao de Energia Eletrica Paulista	36,768	187,114
	Cia Energetica de Minas Gerais	172,948	513,182
	Cia Energetica do Ceara Class A	3,900	42,874
	Cia Ferro Ligas da Bahia - FERBASA	21,468	198,268
	Cia Paranaense de Energia	200,400	301,576
	Eucatex SA Industria e Comercio	21,500	43,444
	Gerdau SA	179,088	1,013,176
	Grazziotin SA	6,900	45,889
	Itau Unibanco Holding SA	186,965	902,690
	Marcopolo SA	219,947	118,783
	Petroleo Brasileiro SA	813,284	4,981,086
	Randon SA Implementos e Participacoes	58,263	125,743
	Schulz SA	58,000	53,378
	Taurus Armas SA	17,500	84,174
	Unipar Carbocloro SA Class B	31,517	612,051
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	224,018	512,474

TOTAL BRAZIL			11,948,462

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	15,035	16,573
	Embotelladora Andina SA Class B	87,181	158,463

TOTAL CHILE			175,036

COLOMBIA — (0.0%)
	Banco Davivienda SA	18,307	153,560
	Grupo Argos SA	7,594	17,383
	Grupo Aval Acciones y Valores SA	140,001	30,066
	Grupo de Inversiones Suramericana SA	16,871	93,392

TOTAL COLOMBIA			294,401

GERMANY — (0.3%)
	Bayerische Motoren Werke AG	12,687	934,633
	Draegerwerk AG & Co. KGaA	3,939	194,941
	Fuchs Petrolub SE	18,141	572,189
	Henkel AG & Co. KGaA	13,394	860,046
	Jungheinrich AG	22,454	549,181
	Porsche Automobil Holding SE	18,681	1,540,807
	Sartorius AG	2,612	979,316
	Schaeffler AG	52,285	280,786
	Sixt SE	7,889	570,182
	STO SE & Co. KGaA	1,089	228,488
	Villeroy & Boch AGSeries A	5,018	110,506
	Volkswagen AG	27,539	4,264,866

TOTAL GERMANY			11,085,941

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	55,128	$47,521

SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	285	16,715

TAIWAN — (0.0%)
* China Development Financial Holding Corp.	274,986	84,147

THAILAND — (0.0%)
* U City PCL	4,215,000	131,680

TOTAL PREFERRED STOCKS		23,784,798

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Decmil Group Ltd. Warrants 09/15/22	584	0
#* Magellan Financial Group Ltd. Warrants 04/16/2027	2,548	2,818

TOTAL AUSTRALIA		2,818

AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights Exp 07/26/21	12,809	0
* Immofinanz AG Rights 03/03/2023	12,053	0

CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	7,002	92,931

HONG KONG — (0.0%)
* APAC Resources Ltd. Warrants 10/06/22	29,200	290
* Norinco International Cooperation Ltd. Rights 04/11/2022	8,280	2,766
* Orient Securities Co. Ltd. Rights 05/20/2022	53,872	0
* Zhong An Group Ltd. Rights12/31/22	6,303	0

TOTAL HONG KONG		3,056

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/30	6,942	0

MALAYSIA — (0.0%)
* Eco World Development Group Bhd Warrants 04/12/2029	88,780	3,467

NEW ZEALAND — (0.0%)
* NEW Zealand King Salmon Investments Ltd. Rights 05/05/2022	28,514	2,761

PHILIPPINES — (0.0%)
* UBP PALS Rights Rights 05/06/2022	16,052	2,518

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants 04/16/23	328,770	0

SOUTH KOREA — (0.0%)
* Solus Advanced Materials Co. Ltd. Rights 05/10/22	155	2,838

SWITZERLAND — (0.0%)
* Mobimo Holding AG Rights 05/03/2022	2,487	8,667

TAIWAN — (0.0%)
* Episil-Precision, Inc. Rights 06/02/2022	52	18
* Medigen Vaccine Biologics Corp. Rights 06/10/2022	262	272

TOTAL TAIWAN		290

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	142,000	$16,501
*	EP W4 Warrants 04/27/2023	44,941	0
*	MBK PCL Warrants 03/23/2023	13,993	4,086
*	TTB W1 Warrants 04/21/2023	53,137	543
*	VGI PCL Warrants 03/30/2023	33,750	0

TOTAL THAILAND			21,130

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	328,709	4,870

TOTAL RIGHTS/WARRANTS			145,346

TOTAL INVESTMENT SECURITIES (Cost $3,107,583,193)			3,596,086,430

			Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	17,276,461	199,836,819

TOTAL INVESTMENTS — (100.0%) (Cost $3,307,397,491)			$3,795,923,249

As of April 30, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,573,032	$30,337,125	$(1,235,907)

Total Futures Contracts			$31,573,032	$30,337,125	$(1,235,907)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,225,361	$166,696,520	—	$173,921,881
Austria	—	12,139,393	—	12,139,393
Belgium	330,609	28,684,050	—	29,014,659
Brazil	52,578,297	139,031	—	52,717,328
Canada	286,272,726	855,570	—	287,128,296
Chile	1,033,865	3,871,864	—	4,905,729
China	25,898,692	297,042,271	$325,161	323,266,124
Colombia	1,711,782	31,922	—	1,743,704
Czech Republic	—	1,506,881	—	1,506,881
Denmark	—	56,415,297	—	56,415,297
Egypt	93,682	100,819	—	194,501
Finland	627,989	37,843,345	—	38,471,334
France	425,587	188,334,030	2,058	188,761,675
Germany	1,719,799	153,310,874	—	155,030,673
Greece	—	2,978,211	1,314	2,979,525
Hong Kong	393,899	53,171,841	43,916	53,609,656
Hungary	—	2,379,135	—	2,379,135
India	2,454,567	185,946,318	463	188,401,348

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Indonesia	$199,209	$22,649,886	$35,506		$22,884,601
Ireland	7,588,436	11,599,932	—		19,188,368
Israel	3,452,502	25,467,547	—		28,920,049
Italy	876,592	61,834,896	—		62,711,488
Japan	3,432,497	497,231,778	—		500,664,275
Malaysia	—	20,299,877	19,960		20,319,837
Mexico	26,865,080	108,019	199		26,973,298
Netherlands	13,617,033	65,662,554	—		79,279,587
New Zealand	—	10,944,940	—		10,944,940
Norway	41,205	24,848,948	—		24,890,153
Peru	300,697	38	—		300,735
Philippines	29,835	8,831,674	—		8,861,509
Poland	—	9,613,405	—		9,613,405
Portugal	—	6,128,768	—		6,128,768
Qatar	—	9,340,875	—		9,340,875
Saudi Arabia	43,040	41,342,531	—		41,385,571
Singapore	485,973	22,438,009	21,996		22,945,978
South Africa	7,443,961	54,406,849	—		61,850,810
South Korea	719,554	162,521,641	63,111		163,304,306
Spain	473,018	51,053,438	—		51,526,456
Sweden	324,959	73,264,637	—		73,589,596
Switzerland	8,716,079	180,835,059	—		189,551,138
Taiwan	12,268,973	199,490,567	4,875		211,764,415
Thailand	28,817,751	746,563	—		29,564,314
Turkey	422,263	6,388,711	—		6,810,974
United Arab Emirates	—	10,714,841	—		10,714,841
United Kingdom	72,191,249	232,900,909	—		305,092,158
United States	406,388	40,314	—		446,702
Preferred Stocks
Australia	—	895	—		895
Brazil	11,924,283	24,179	—		11,948,462
Chile	—	175,036	—		175,036
Colombia	294,401	—	—		294,401
Germany	—	11,085,941	—		11,085,941
Philippines	—	47,521	—		47,521
South Korea	—	16,715	—		16,715
Taiwan	—	84,147	—		84,147
Thailand	131,680	—	—		131,680
Rights/Warrants
Australia	—	2,818	—		2,818
Canada	—	92,931	—		92,931
Hong Kong	—	3,056	—		3,056
Malaysia	—	3,467	—		3,467
New Zealand	—	2,761	—		2,761
Philippines	—	2,518	—		2,518
South Korea	—	2,838	—		2,838
Switzerland	—	8,667	—		8,667
Taiwan	—	290	—		290
Thailand	—	21,130	—		21,130
Turkey	—	4,870	—		4,870
Securities Lending Collateral	—	199,836,819	—		199,836,819
Futures Contracts**	(1,235,907)	—	—		(1,235,907)

TOTAL	$580,597,606	$3,213,571,177	$518,559	^	$3,794,687,342

**	Valued at the unrealized appreciation/(depreciation) on the investment.

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (4.2%)
*	3R Petroleum Oleo E Gas SA	498,509	$4,661,469
	AES Brasil Energia SA	1,511,869	3,379,110
	Aliansce Sonae Shopping Centers SA	513,086	2,189,772
*	Alliar Medicos A Frente SA	276,319	1,084,831
	Alper Consultoria e Corretora de Seguros SA	14,900	101,715
	Alupar Investimento SA	891,299	4,737,778
	Ambev SA, ADR	6,647,990	19,345,651
	Americanas SA	1,137,025	5,519,597
*	Anima Holding SA	947,184	1,063,294
	Arezzo Industria e Comercio SA	172,836	3,127,790
	Atacadao SA	1,405,820	5,849,112
	Auren Energia SA	1,725,991	5,117,978
#*	Azul SA, ADR	489,959	6,555,651
	B3 SA - Brasil Bolsa Balcao	8,914,316	23,980,906
	Banco Bradesco SA, ADR	1	4
	Banco Bradesco SA	2,838,530	8,560,459
	Banco BTG Pactual SA	1,320,292	6,166,232
	Banco do Brasil SA	1,576,992	10,596,320
	Banco Inter SA	131,389	135,536
	Banco Santander Brasil SA	880,207	5,652,681
	BB Seguridade Participacoes SA	1,637,588	8,423,197
*	BK Brasil Operacao e Assessoria a Restaurantes SA	922,975	1,176,133
*	BR Malls Participacoes SA	3,685,040	7,073,500
	BR Properties SA	805,394	1,454,741
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	346,518	2,382,335
#	Braskem SA, Sponsored ADR	454,922	7,442,524
*	BRF SA	4,694,844	12,895,758
*	C&A Modas Ltda	302,100	267,640
	Camil Alimentos SA	709,766	1,231,767
	CCR SA	6,035,156	15,149,078
	Centrais Eletricas Brasileiras SA	722,800	5,918,131
#	Cia Brasileira de Distribuicao, ADR	89,028	372,137
	Cia Brasileira de Distribuicao	923,111	3,795,922
	Cia de Locacao das Americas	869,742	4,144,686
	Cia de Saneamento Basico do Estado de Sao Paulo	1,115,204	10,044,607
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,235	244,843
	Cia de Saneamento de Minas Gerais-COPASA	1,109,411	3,065,273
	Cia de Saneamento do Parana	1,271,758	5,085,540
	Cia de Saneamento do Parana	769,300	603,745
#	Cia Energetica de Minas Gerais, Sponsored ADR	489,101	1,481,976
	Cia Energetica de Minas Gerais	753,131	2,917,192
	Cia Paranaense de Energia	710,016	936,357
	Cia Paranaense de Energia	209,372	1,520,334
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	11,865,519
	Cia Siderurgica Nacional SA	597,635	2,546,986
	Cielo SA	6,308,604	4,338,485
*	Cogna Educacao	12,616,094	6,251,971
	Construtora Tenda SA	455,027	535,656
	Cosan SA	1,659,010	7,046,837
	CPFL Energia SA	180,282	1,318,216
	CSU Cardsystem SA	227,133	641,345
	Cury Construtora e Incorporadora SA	175,584	260,324
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,955,883	5,597,901
	Dexco SA	2,390,886	6,223,911
	Diagnosticos da America SA	23,000	105,650

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Dimed SA Distribuidora da Medicamentos	306,374	$716,987
	Direcional Engenharia SA	591,396	1,375,632
*	Dommo Energia SA	207,622	72,652
*	EcoRodovias Infraestrutura e Logistica SA	1,460,769	2,041,670
	EDP - Energias do Brasil SA	1,586,028	6,794,582
*	Embraer SA	82,500	237,123
*	Embraer SA, Sponsored ADR	1,090,681	12,401,043
*	Empreendimentos Pague Menos S/A	398,885	655,133
	Enauta Participacoes SA	748,887	3,126,453
	Energisa SA	982,500	9,467,389
*	Eneva SA	1,822,757	5,058,349
	Engie Brasil Energia SA	686,361	5,816,913
	Equatorial Energia SA	3,745,016	19,422,164
	Eternit SA	230,800	641,896
	Even Construtora e Incorporadora SA	678,419	734,138
	Ez Tec Empreendimentos e Participacoes SA	520,698	1,649,315
	Fleury SA	1,091,119	3,182,463
	Fras-Le SA	99,409	222,386
*	Gafisa SA	582,619	185,016
	Gafisa SA, ADR	103,158	68,084
	Gerdau SA, Sponsored ADR	1,873,443	10,622,422
	Gerdau SA	57,170	254,284
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	220,052	148,216
#*	Gol Linhas Aereas Inteligentes SA, ADR	271,839	1,650,066
	Grendene SA	1,227,759	2,346,772
*	Grupo De Moda Soma SA	400,327	978,155
*	Grupo Mateus SA	1,481,192	1,417,093
*	Grupo SBF SA	184,413	900,067
	Guararapes Confeccoes SA	662,028	1,234,620
Ω	Hapvida Participacoes e Investimentos SA	3,188,517	5,656,063
	Helbor Empreendimentos SA	198,230	139,131
*	Hidrovias do Brasil SA	869,022	560,722
	Hypera SA	1,217,924	9,218,280
	Industrias Romi SA	201,757	546,023
	Instituto Hermes Pardini SA	254,860	905,216
*	International Meal Co. Alimentacao SA, Class A	1,291,861	648,027
	Iochpe-Maxion SA	866,193	2,335,451
*	IRB Brasil Resseguros SA	4,324,027	2,422,669
	Itau Unibanco Holding SA	890,811	3,618,055
	Jalles Machado SA	176,375	349,971
	JBS SA	3,912,414	29,952,744
	JHSF Participacoes SA	2,104,991	2,793,058
	JSL SA	153,365	227,072
	Kepler Weber SA	114,804	1,329,641
	Klabin SA	3,233,629	13,565,158
	Lavvi Empreendimentos Imobiliarios Ltda	35,800	35,337
	Light SA	1,802,200	3,255,220
	Localiza Rent a Car SA	1,056,527	11,313,330
	LOG Commercial Properties e Participacoes SA	220,977	1,069,585
*	Log-in Logistica Intermodal SA	251,200	1,340,357
	Lojas Quero Quero S/A	513,301	892,887
	Lojas Renner SA	2,536,247	12,183,753
*	LPS Brasil Consultoria de Imoveis SA	395,900	325,115
	M Dias Branco SA	480,520	2,300,571
	Magazine Luiza SA	3,808,254	3,758,994
	Mahle-Metal Leve SA	236,199	1,182,440
	Marcopolo SA	717,500	335,243
	Marfrig Global Foods SA	2,161,401	8,197,144
*	Marisa Lojas SA	886,263	417,681

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Melnick Even Desenvolvimento Imobiliario SA	88,600	$68,995
	Mills Estruturas e Servicos de Engenharia SA	927,449	1,395,690
	Minerva SA	1,575,373	4,183,830
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	91,900	109,486
*	Moura Dubeux Engenharia S/A	187,700	233,109
	Movida Participacoes SA	939,246	3,448,116
	MRV Engenharia e Participacoes SA	1,956,445	4,083,883
	Multiplan Empreendimentos Imobiliarios SA	1,019,484	5,083,037
	Natura & Co. Holding SA	1,999,836	7,519,686
	Neoenergia SA	217,203	825,063
	Odontoprev SA	1,650,968	3,389,461
*	Omega Energia SA	83,718	180,848
	Ouro Fino Saude Animal Participacoes SA	12,400	57,687
	Pet Center Comercio e Participacoes SA	121,467	374,183
*	Petro Rio SA	3,206,329	17,315,908
	Petroleo Brasileiro SA, Sponsored ADR	776,944	9,533,103
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	16,666,633
	Petroleo Brasileiro SA	16,003,488	108,244,751
	Porto Seguro SA	1,407,820	5,794,787
	Portobello SA	618,734	1,116,336
	Positivo Tecnologia SA	479,200	756,996
	Profarma Distribuidora de Produtos Farmaceuticos SA	125,875	101,587
	Qualicorp Consultoria e Corretora de Seguros SA	1,350,837	3,625,766
	Raia Drogasil SA	2,402,684	10,171,660
	Rumo SA	3,906,796	12,935,861
	Santos Brasil Participacoes SA	738,243	1,058,697
	Sao Carlos Empreendimentos e Participacoes SA	22,300	165,989
	Sao Martinho SA	1,715,349	16,102,377
#	Sendas Distribuidora SA, ADR	80,781	1,258,568
	Sendas Distribuidora SA	3,331,365	10,296,070
Ω	Ser Educacional SA	327,185	619,434
	SIMPAR SA	1,749,244	4,129,022
	Sinqia SA	34,600	130,101
	SLC Agricola SA	902,301	9,656,403
	Sul America SA	1,785,297	9,591,013
	Suzano SA	1,767,808	17,739,046
#	Suzano SA, Sponsored ADR	140,729	1,421,364
	SYN prop e tech SA	96,034	110,331
*	Tecnisa SA	334,492	203,647
	Tegma Gestao Logistica SA	189,960	544,834
	Telefonica Brasil SA	980,993	10,554,115
#	Telefonica Brasil SA, ADR	294,101	3,117,470
	Terra Santa Propriedades Agricolas SA	30,245	173,742
	TIM SA	3,916,037	10,677,329
	TOTVS SA	864,930	5,593,061
	Transmissora Alianca de Energia Eletrica SA	1,722,371	15,321,732
	Trisul SA	319,199	256,317
	Tupy SA	579,773	2,399,328
	Ultrapar Participacoes SA	3,433,293	9,076,374
	Ultrapar Participacoes SA, Sponsored ADR	74,790	199,689
	Unipar Carbocloro SA	44,770	829,847
	Usinas Siderurgicas de Minas Gerais SA Usiminas	619,830	1,318,907
	Vale SA	15,469,805	260,617,538
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	379,349	691,337
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	328,223	906,871
*	Via SA	1,190,300	715,054
	Vibra Energia SA	3,826,967	16,348,374
	Vivara Participacoes SA	174,700	898,951

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vulcabras Azaleia SA	500,886	$993,880
	WEG SA	1,736,549	10,572,543
	Wiz Solucoes e Corretagem de Seguros SA	472,190	715,360
*	XP, Inc., BDR	122,940	3,046,677
	YDUQS Participacoes SA	1,842,795	6,008,527

TOTAL BRAZIL			1,127,758,505

CHILE — (0.5%)
	Aguas Andinas SA, Class A	12,620,695	2,219,973
	Banco de Chile	8,969,120	895,587
	Banco de Chile, ADR	316,377	6,352,852
	Banco de Credito e Inversiones SA	134,703	4,168,596
#	Banco Santander Chile, ADR	306,008	5,948,795
	Besalco SA	2,552,687	724,233
*	Camanchaca SA	49,415	2,428
	CAP SA	800,836	9,932,973
	Cementos BIO BIO SA	179,409	141,907
	Cencosud SA	5,601,357	8,966,007
	Cencosud Shopping SA	209,087	212,113
	Cia Cervecerias Unidas SA	29,414	196,608
	Cia Cervecerias Unidas SA, Sponsored ADR	5,040	67,234
	Cia Sud Americana de Vapores SA	151,062,578	17,076,824
	Colbun SA	30,065,792	2,148,211
	Cristalerias de Chile SA	59,157	215,245
	Embotelladora Andina SA, ADR, Class B	74,213	794,821
	Empresa Nacional de Telecomunicaciones SA	1,105,181	4,037,055
	Empresas CMPC SA	3,144,309	4,686,450
	Empresas COPEC SA	846,192	6,221,708
	Empresas Hites SA	1,332,670	198,472
#	Enel Americas SA, ADR	909,534	4,838,719
	Enel Americas SA	66,300,546	6,942,913
	Enel Chile SA, ADR	164,087	219,877
	Enel Chile SA	8,951,758	236,086
	Engie Energia Chile SA	2,227,054	1,018,518
	Falabella SA	1,102,996	3,097,795
	Forus SA	440,071	521,215
	Grupo Security SA	3,438,919	445,613
	Hortifrut SA	100,659	98,088
	Instituto de Diagnostico SA	4,394	7,227
	Inversiones Aguas Metropolitanas SA	3,226,990	1,267,735
	Inversiones La Construccion SA	232,241	942,298
	Itau CorpBanca Chile SA	855,986,566	1,746,584
	Itau CorpBanca Chile SA, ADR	23,704	71,586
	Masisa SA	4,941,751	84,955
	Molibdenos y Metales SA	84,693	374,025
*	Multiexport Foods SA	3,517,774	1,278,801
	Parque Arauco SA	3,678,988	3,088,977
	PAZ Corp. SA	1,378,694	478,572
	Plaza SA	148,164	137,503
	Ripley Corp. SA	6,286,075	980,402
	Salfacorp SA	2,385,669	727,372
	Sigdo Koppers SA	1,849,343	1,604,805
	SMU SA	3,269,747	310,196
	Sociedad Matriz SAAM SA	25,070,847	1,558,181
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	214,812	15,853,126
	Socovesa SA	1,574,885	199,455
	SONDA SA	3,311,124	1,129,904

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	2,632,816	$3,859,257

TOTAL CHILE			128,327,877

CHINA — (26.8%)
*	21Vianet Group, Inc., ADR	310,318	1,852,598
	263 Network Communications Co. Ltd., Class A	715,770	390,818
#	360 DigiTech, Inc., ADR	589,499	8,506,471
*	360 Security Technology, Inc., Class A	1,080,100	1,330,475
*	361 Degrees International Ltd.	6,071,000	3,131,445
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	658,134	2,383,436
#*Ω	3SBio, Inc.	10,208,000	7,201,664
#*	51job, Inc., ADR	113,891	6,930,267
	5I5J Holding Group Co. Ltd., Class A	1,791,700	775,502
#	AAC Technologies Holdings, Inc.	7,712,500	18,014,730
#Ω	AAG Energy Holdings Ltd.	1,401,000	265,728
	Accelink Technologies Co. Ltd., Class A	399,537	907,621
	ADAMA Ltd., Class A	103,700	149,450
	Addsino Co. Ltd., Class A	354,700	481,343
	Advanced Technology & Materials Co. Ltd., Class A	421,700	441,808
	AECC Aero-Engine Control Co. Ltd., Class A	292,600	1,054,384
	AECC Aviation Power Co. Ltd., Class A	220,072	1,253,029
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	212,100	248,035
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,914	2,871
#	Agile Group Holdings Ltd.	14,656,465	7,018,827
#	Agricultural Bank of China Ltd., Class H	92,415,460	34,661,509
	Aier Eye Hospital Group Co. Ltd., Class A	789,941	4,263,486
*	Air China Ltd., Class H	9,708,000	6,543,613
	Aisino Corp., Class A	541,000	830,703
	Ajisen China Holdings Ltd.	3,826,000	542,006
Ω	Ak Medical Holdings Ltd.	3,560,000	1,927,584
	AKM Industrial Co. Ltd.	560,000	127,732
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	245,533,814
*	Alibaba Group Holding Ltd.	9,442,600	115,177,790
#*	Alibaba Health Information Technology Ltd.	6,904,000	3,889,880
*	Alibaba Pictures Group Ltd.	51,440,000	4,340,370
Ω	A-Living Smart City Services Co. Ltd.	4,749,250	7,511,276
	All Winner Technology Co. Ltd., Class A	233,510	640,208
	Allmed Medical Products Co. Ltd., Class A	195,700	318,617
*	Alpha Group, Class A	807,000	451,603
*	Aluminum Corp. of China Ltd., ADR	158,734	1,790,520
*	Aluminum Corp. of China Ltd., Class H	20,622,000	9,456,826
	Amoy Diagnostics Co. Ltd., Class A	63,870	440,650
	An Hui Wenergy Co. Ltd., Class A	643,539	371,669
	Angang Steel Co. Ltd., Class H	15,995,908	6,997,116
	Angel Yeast Co. Ltd., Class A	221,000	1,282,477
	Anhui Anke Biotechnology Group Co. Ltd., Class A	385,300	493,066
	Anhui Conch Cement Co. Ltd., Class H	6,971,000	37,880,630
	Anhui Construction Engineering Group Co. Ltd., Class A	766,116	725,837
	Anhui Expressway Co. Ltd., Class H	3,056,000	2,693,402
	Anhui Guangxin Agrochemical Co. Ltd., Class A	144,700	779,854
	Anhui Gujing Distillery Co. Ltd., Class A	81,095	2,389,601
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,149,861
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	120,092
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	798,340	617,139
	Anhui Jinhe Industrial Co. Ltd., Class A	169,582	970,375
	Anhui Korrun Co. Ltd., Class A	83,762	184,716
	Anhui Kouzi Distillery Co. Ltd., Class A	176,028	1,360,352
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	143,515
*	Anhui Tatfook Technology Co. Ltd., Class A	353,900	366,411

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	171,360	$312,197
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	612,200	673,240
	Anhui Xinhua Media Co. Ltd., Class A	739,600	529,445
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,731,822
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	675,900	1,199,183
††	Animal Health Holdings, Inc.	1,485,000	17,751
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	16,339	605,499
	Anjoy Foods Group Co. Ltd., Class A	49,120	961,425
	Anker Innovations Technology Co. Ltd., Class A	33,100	283,536
	ANTA Sports Products Ltd.	3,557,800	40,887,970
#*	Anton Oilfield Services Group	19,366,000	1,062,650
	Aoshikang Technology Co. Ltd., Class A	84,600	777,129
*††	Aowei Holdings Ltd.	187,000	4,738
	Aoyuan Healthy Life Group Co. Ltd.	70,000	16,592
	Apeloa Pharmaceutical Co. Ltd., Class A	377,400	1,063,131
	APT Satellite Holdings Ltd.	1,334,000	396,796
*	Art Group Holdings Ltd.	455,000	17,300
*Ω	Ascletis Pharma, Inc.	1,537,000	823,743
	Asia Cement China Holdings Corp.	5,216,000	3,364,416
Ω	AsiaInfo Technologies Ltd.	687,200	1,158,583
*	Asian Citrus Holdings Ltd.	2,964,000	38,625
	Asymchem Laboratories Tianjin Co. Ltd., Class A	38,900	1,564,742
	Autobio Diagnostics Co. Ltd., Class A	148,055	1,024,112
	Avary Holding Shenzhen Co. Ltd., Class A	455,931	2,019,800
	AVIC Electromechanical Systems Co. Ltd., Class A	458,000	683,425
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	494,174
	AviChina Industry & Technology Co. Ltd., Class H	18,012,212	9,772,726
	AVICOPTER PLC, Class A	72,100	463,949
	Bafang Electric Suzhou Co. Ltd., Class A	27,208	633,847
#Ω	BAIC Motor Corp. Ltd., Class H	17,169,000	5,361,561
*	Baidu, Inc., Sponsored ADR	559,862	69,518,065
Ω	BAIOO Family Interactive Ltd.	7,424,000	435,558
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,284,001
	Bank of Changsha Co. Ltd., Class A	924,447	1,037,795
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,329,287
	Bank of China Ltd., Class H	204,333,702	80,176,956
#	Bank of Chongqing Co. Ltd., Class H	3,151,500	1,784,310
	Bank of Communications Co. Ltd., Class H	25,189,618	17,529,175
	Bank of Guiyang Co. Ltd., Class A	1,309,900	1,217,904
	Bank of Hangzhou Co. Ltd., Class A	803,259	1,850,301
	Bank of Jiangsu Co. Ltd., Class A	2,308,060	2,549,837
	Bank of Nanjing Co. Ltd., Class A	2,233,996	3,911,029
	Bank of Ningbo Co. Ltd., Class A	1,044,301	5,704,715
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,089,320
	Bank of Suzhou Co. Ltd., Class A	756,781	824,844
	Baoshan Iron & Steel Co. Ltd., Class A	4,392,337	4,274,563
	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	193,131
*	Baoye Group Co. Ltd., Class H	1,616,440	813,184
#*	Baozun, Inc., Sponsored ADR	302,114	2,308,151
*	Baozun, Inc., Class A	13,700	34,461
	BBMG Corp., Class H	18,597,404	3,042,928
	Bear Electric Appliance Co. Ltd., Class A	81,896	593,217
	Befar Group Co. Ltd., Class A	472,000	379,549
	Beibuwan Port Co. Ltd., Class A	401,230	454,732
#*	BeiGene Ltd., ADR	777	124,320
#*	BeiGene Ltd.	330,000	4,138,276
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	327,416	461,847
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	50,347	524,192
	Beijing Capital Development Co. Ltd., Class A	1,921,600	1,656,775

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,570,230	$2,011,449
*	Beijing Capital International Airport Co. Ltd., Class H	14,084,000	7,694,191
	Beijing Career International Co. Ltd., Class A	65,700	467,720
*	Beijing Centergate Technologies Holding Co. Ltd., Class A	248,134	215,491
	Beijing Certificate Authority Co. Ltd., Class A	50,583	253,127
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	438,750	512,429
	Beijing Ctrowell Technology Corp. Ltd., Class A	230,068	259,898
	Beijing Dabeinong Technology Group Co. Ltd., Class A	1,178,300	1,274,173
	Beijing Easpring Material Technology Co. Ltd., Class A	119,800	1,200,507
#*	Beijing Energy International Holding Co. Ltd.	18,314,000	603,982
	Beijing Enlight Media Co. Ltd., Class A	595,800	652,971
#*	Beijing Enterprises Clean Energy Group Ltd.	67,080,000	638,880
	Beijing Enterprises Holdings Ltd.	3,662,028	12,380,015
*	Beijing Enterprises Urban Resources Group Ltd.	2,916,000	295,049
	Beijing Enterprises Water Group Ltd.	30,290,469	9,798,586
*	Beijing Forever Technology Co. Ltd., Class A	240,700	220,458
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	24,048
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	301,470	652,183
*	Beijing Health Holdings Ltd.	13,284,000	136,197
	Beijing Hezong Science & Technology Co. Ltd.	39,300	34,780
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,636	225,027
*	Beijing Jetsen Technology Co. Ltd., Class A	1,306,200	947,845
	Beijing Jingneng Clean Energy Co. Ltd., Class H	9,008,000	2,295,336
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	48,181
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	209,789
	Beijing New Building Materials PLC, Class A	425,879	1,863,482
	Beijing North Star Co. Ltd., Class H	6,694,000	904,610
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	506,018
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	491,946	608,879
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	3,432,300
	Beijing Originwater Technology Co. Ltd., Class A	1,189,600	840,317
*	Beijing Philisense Technology Co. Ltd., Class A	611,600	336,824
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	1,488,456	935,375
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	61,310
	Beijing Shiji Information Technology Co. Ltd., Class A	333,379	903,837
	Beijing Shougang Co. Ltd., Class A	824,200	593,240
	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	494,805
	Beijing Sinnet Technology Co. Ltd., Class A	1,110,748	1,614,770
	Beijing SL Pharmaceutical Co. Ltd., Class A	513,465	785,327
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	497,406
	Beijing SuperMap Software Co. Ltd., Class A	207,300	518,661
	Beijing Thunisoft Corp. Ltd., Class A	434,506	445,381
	Beijing Tiantan Biological Products Corp. Ltd., Class A	201,040	597,303
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	711,000	1,025,732
	Beijing Tongrentang Co. Ltd., Class A	171,372	944,216
	Beijing Tongtech Co. Ltd., Class A	191,800	445,198
*	Beijing Ultrapower Software Co. Ltd., Class A	883,200	499,646
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	38,300	33,483
	Beijing United Information Technology Co. Ltd., Class A	33,200	483,172
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,882,000	484,180
	Beijing Yanjing Brewery Co. Ltd., Class A	930,600	963,038
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	62,407	1,105,429
	Beijing Zhidemai Technology Co. Ltd., Class A	20,344	132,262
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	509,105	822,188
	Best Pacific International Holdings Ltd.	1,354,000	376,619
*	BEST, Inc., ADR	108,664	44,791
	Bestore Co. Ltd., Class A	38,606	138,205

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bestsun Energy Co. Ltd., Class A	924,440	$609,013
	Betta Pharmaceuticals Co. Ltd., Class A	46,956	304,435
	Better Life Commercial Chain Share Co. Ltd., Class A	392,100	525,166
	BGI Genomics Co. Ltd., Class A	138,500	1,318,299
	Biem.L.Fdlkk Garment Co. Ltd., Class A	343,600	1,162,070
	BII Railway Transportation Technology Holdings Co. Ltd.	1,592,000	79,226
*	Bilibili, Inc., Class Z	250,740	6,105,235
	Binjiang Service Group Co. Ltd.	203,000	582,663
	Black Peony Group Co. Ltd., Class A	249,700	336,545
	Blue Sail Medical Co. Ltd., Class A	490,228	659,939
*	Bluedon Information Security Technology Co. Ltd., Class A	156,644	37,482
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,123,502	969,640
Ω	BOC Aviation Ltd.	305,200	2,394,101
	BOC International China Co. Ltd., Class A	334,200	627,561
	BOE Technology Group Co. Ltd., Class A	7,215,179	4,134,050
	BOE Varitronix Ltd.	601,000	680,951
*	Bohai Leasing Co. Ltd., Class A	3,137,585	982,279
#	Bosideng International Holdings Ltd.	25,666,157	12,801,528
*	Boyaa Interactive International Ltd.	1,246,000	72,538
	Bright Dairy & Food Co. Ltd., Class A	558,069	929,551
	Bright Real Estate Group Co. Ltd., Class A	563,094	234,591
*	Brilliance China Automotive Holdings Ltd.	20,104,000	7,086,661
	B-Soft Co. Ltd., Class A	598,715	542,554
*	BTG Hotels Group Co. Ltd., Class A	377,071	1,336,861
	BYD Co. Ltd., Class H	1,169,800	34,043,195
	BYD Electronic International Co. Ltd.	6,878,722	13,711,697
	By-health Co. Ltd., Class A	172,300	522,012
	C C Land Holdings Ltd.	13,761,530	3,492,937
	C&D International Investment Group Ltd.	269,234	660,773
*	C&D Property Management Group Co. Ltd.	490,000	235,850
	C&S Paper Co. Ltd., Class A	394,771	626,119
	Cabbeen Fashion Ltd.	1,829,000	616,248
	Caitong Securities Co. Ltd., Class A	1,105,390	1,184,664
	Camel Group Co. Ltd., Class A	664,800	832,399
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	371,700	252,239
	Canny Elevator Co. Ltd., Class A	314,700	336,777
#*Ω	CanSino Biologics, Inc., Class H	340,200	3,609,856
	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,180,841
	Capinfo Co. Ltd., Class H	60,000	2,380
*	Capital Environment Holdings Ltd.	6,942,000	142,764
	Carrianna Group Holdings Co. Ltd.	1,788,877	113,734
	Castech, Inc., Class A	144,570	270,616
	CCS Supply Chain Management Co. Ltd., Class A	288,300	363,178
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	164,453
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	1,884,194
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	139,719
	CECEP Wind-Power Corp., Class A	3,066,200	1,855,526
#	Central China Management Co. Ltd.	6,510,074	1,019,621
#	Central China New Life Ltd.	1,101,000	563,075
#	Central China Real Estate Ltd.	7,088,074	609,273
	Central China Securities Co. Ltd., Class H	5,290,000	857,604
	Centre Testing International Group Co. Ltd., Class A	105,393	347,281
	CETC Digital Technology Co. Ltd., Class A	91,068	289,896
#	CGN New Energy Holdings Co. Ltd.	12,968,000	5,674,924
	CGN Nuclear Technology Development Co. Ltd., Class A	322,400	404,297
Ω	CGN Power Co. Ltd., Class H	28,094,000	7,894,511
	Chacha Food Co. Ltd., Class A	162,391	1,303,458
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	571,330
	Changchun High & New Technology Industry Group, Inc., Class A	68,918	1,630,788

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Changjiang Securities Co. Ltd., Class A	1,305,899	$1,090,179
	Changying Xinzhi Technology Co. Ltd., Class A	186,800	310,620
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	143,700	174,795
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	988,424
	Chanjet Information Technology Co. Ltd., Class H	50,100	44,873
#	Chaowei Power Holdings Ltd.	4,499,000	963,216
	Chaozhou Three-Circle Group Co. Ltd., Class A	243,973	1,054,393
*	Cheetah Mobile, Inc., ADR	214,256	171,405
	Chen Lin Education Group Holdings Ltd.	310,000	87,473
*	Chengdu CORPRO Technology Co. Ltd., Class A	108,800	256,164
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	231,530	427,439
	Chengdu Galaxy Magnets Co. Ltd., Class A	117,172	269,897
	Chengdu Hongqi Chain Co. Ltd., Class A	682,300	511,201
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	151,000	206,284
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	245,571	490,893
	Chengdu Wintrue Holding Co. Ltd., Class A	422,500	878,463
	Chengdu Xingrong Environment Co. Ltd., Class A	470,862	354,674
	Chengtun Mining Group Co. Ltd., Class A	959,900	1,004,183
*	Chengzhi Co. Ltd., Class A	24,600	35,144
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	530,200	1,472,620
	China Aerospace International Holdings Ltd.	12,742,600	771,172
#	China Aircraft Leasing Group Holdings Ltd.	1,739,000	1,168,461
	China Baoan Group Co. Ltd., Class A	671,592	906,784
	China Bester Group Telecom Co. Ltd., Class A	31,300	56,259
	China BlueChemical Ltd., Class H	14,903,122	5,122,948
#Ω	China Bohai Bank Co. Ltd., Class H	4,856,500	794,330
#*	China Boton Group Co. Ltd.	416,000	156,489
*	China CAMC Engineering Co. Ltd., Class A	510,993	664,001
	China Chengtong Development Group Ltd.	546,000	10,731
	China Cinda Asset Management Co. Ltd., Class H	61,559,000	10,380,376
	China CITIC Bank Corp. Ltd., Class H	26,588,607	13,513,643
	China Coal Energy Co. Ltd., Class H	11,926,168	10,040,232
††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	4,457,516
	China Communications Services Corp. Ltd., Class H	20,027,327	9,121,254
*	China Conch Environment Protection Holdings Ltd.	6,982,000	5,979,233
	China Conch Venture Holdings Ltd.	6,982,000	18,130,662
	China Construction Bank Corp., Class H	370,130,302	263,680,459
	China CSSC Holdings Ltd., Class A	181,178	428,708
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	469,585
	China Datang Corp. Renewable Power Co. Ltd., Class H	15,606,000	5,899,215
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,462,000	203,429
#*	China Dili Group	10,867,661	2,588,230
#	China Dongxiang Group Co. Ltd.	21,757,888	1,239,975
Ω	China East Education Holdings Ltd.	1,801,000	916,721
*	China Eastern Airlines Corp. Ltd., ADR	3,360	56,448
#*	China Eastern Airlines Corp. Ltd., Class H	11,200,000	3,771,595
#	China Education Group Holdings Ltd.	2,311,000	1,969,519
*	China Electronics Huada Technology Co. Ltd.	2,778,000	186,953
#	China Electronics Optics Valley Union Holding Co. Ltd.	4,356,000	248,211
*	China Energy Engineering Corp. Ltd.	7,215,075	2,627,910
	China Energy Engineering Corp. Ltd., Class H	2,854,000	391,265
	China Enterprise Co. Ltd., Class A	2,240,978	1,279,603
	China Everbright Bank Co. Ltd., Class H	10,099,000	3,658,541
	China Everbright Environment Group Ltd.	21,749,777	12,766,515
#Ω	China Everbright Greentech Ltd.	4,809,000	1,240,521
	China Everbright Ltd.	9,396,896	9,004,551
	China Express Airlines Co. Ltd., Class A	297,404	461,677
Ω	China Feihe Ltd.	11,477,000	10,911,961
*	China Film Co. Ltd., Class A	764,300	1,179,369

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*††	China Financial Services Holdings Ltd.	71,200	$2,893
	China Foods Ltd.	7,802,000	2,786,935
*	China Fordoo Holdings Ltd.	259,000	18,083
	China Galaxy Securities Co. Ltd., Class H	14,012,000	7,621,446
	China Gas Holdings Ltd.	17,427,400	21,243,423
#	China Glass Holdings Ltd.	3,264,000	557,940
	China Gold International Resources Corp. Ltd.	165,300	617,167
*	China Grand Automotive Services Group Co. Ltd., Class A	196,100	65,390
	China Great Wall Securities Co. Ltd., Class A	583,600	723,048
	China Greatwall Technology Group Co. Ltd., Class A	610,000	828,340
*	China Green Agriculture, Inc.	2,302	20,442
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	59,100
	China Hanking Holdings Ltd.	4,695,000	856,802
	China Harmony Auto Holding Ltd.	6,926,000	3,241,751
*††	China High Precision Automation Group Ltd.	1,360,000	39,646
*	China High Speed Railway Technology Co. Ltd., Class A	1,276,592	431,813
*	China High Speed Transmission Equipment Group Co. Ltd.	3,162,000	1,765,308
#	China Hongqiao Group Ltd.	11,886,500	14,789,530
#*Ω	China Huarong Asset Management Co. Ltd., Class H	47,223,000	2,159,235
††	China Huiyuan Juice Group Ltd.	3,039,500	135,803
#*	China Index Holdings Ltd., ADR	1,397	1,327
Ω	China International Capital Corp. Ltd., Class H	6,324,400	12,676,450
#	China International Marine Containers Group Co. Ltd., Class H	2,744,660	3,774,880
#	China Isotope & Radiation Corp.	99,200	243,807
	China Jinmao Holdings Group Ltd.	37,000,976	12,160,547
	China Jushi Co. Ltd., Class A	1,251,507	2,962,046
#	China Kepei Education Group Ltd.	1,600,000	444,285
	China Kings Resources Group Co. Ltd., Class A	146,640	531,923
	China Lesso Group Holdings Ltd.	11,711,000	14,644,970
#	China Life Insurance Co. Ltd., ADR	773,881	5,548,727
	China Life Insurance Co. Ltd., Class H	15,007,000	21,807,745
	China Lilang Ltd.	3,682,000	1,778,888
*Ω	China Literature Ltd.	2,112,200	8,875,717
*	China Longevity Group Co. Ltd.	893,399	29,260
	China Longyuan Power Group Corp. Ltd., Class H	12,398,000	23,913,419
#*††	China Lumena New Materials Corp.	391,649	0
*	China Maple Leaf Educational Systems Ltd.	12,398,000	551,525
	China Medical System Holdings Ltd.	13,310,800	19,057,692
	China Meheco Co. Ltd., Class A	485,170	1,550,281
	China Meidong Auto Holdings Ltd.	3,178,000	10,459,987
	China Mengniu Dairy Co. Ltd.	7,344,000	39,635,706
	China Merchants Bank Co. Ltd., Class H	16,873,646	101,701,593
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	2,139,726
	China Merchants Land Ltd.	12,962,000	1,226,904
	China Merchants Port Holdings Co. Ltd.	8,596,958	15,008,536
	China Merchants Property Operation & Service Co. Ltd., Class A	37,500	103,503
Ω	China Merchants Securities Co. Ltd., Class H	1,274,860	1,318,573
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,403,651	3,335,482
*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minmetals Rare Earth Co. Ltd., Class A	273,901	954,318
#	China Minsheng Banking Corp. Ltd., Class H	18,229,460	6,912,485
#	China Modern Dairy Holdings Ltd.	16,838,000	2,450,321
	China Molybdenum Co. Ltd., Class H	16,632,000	8,271,064
	China National Accord Medicines Corp. Ltd., Class A	206,215	893,266
	China National Building Material Co. Ltd., Class H	40,908,150	54,441,043
	China National Medicines Corp. Ltd., Class A	384,382	1,712,919
	China National Nuclear Power Co. Ltd., Class A	4,488,021	4,810,985
	China National Software & Service Co. Ltd., Class A	15,100	73,853
#Ω	China New Higher Education Group Ltd.	3,198,000	1,120,582

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China New Town Development Co. Ltd.	6,821,177	$71,562
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co.
	Ltd., Class A	766,400	475,624
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	375,318	1,782,412
*	China Nuclear Energy Technology Corp. Ltd.	1,144,000	126,805
*	China Oil & Gas Group Ltd.	31,620,000	1,577,978
#	China Oilfield Services Ltd., Class H	13,648,000	13,972,265
	China Oriental Group Co. Ltd.	13,026,000	3,446,211
	China Overseas Grand Oceans Group Ltd.	17,458,500	10,162,349
	China Overseas Land & Investment Ltd.	21,631,533	66,825,815
	China Overseas Property Holdings Ltd.	10,846,344	12,838,887
	China Pacific Insurance Group Co. Ltd., Class H	12,752,265	28,271,425
#	China Petroleum & Chemical Corp., ADR	124,521	6,064,163
	China Petroleum & Chemical Corp., Class H	144,228,400	70,595,712
	China Pioneer Pharma Holdings Ltd.	2,974,000	922,287
	China Power International Development Ltd.	26,644,600	12,883,083
*††	China Properties Group Ltd.	397,000	3,936
	China Publishing & Media Co. Ltd., Class A	541,393	368,807
	China Railway Group Ltd., Class H	17,289,000	12,108,568
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	204,411
Ω	China Railway Signal & Communication Corp. Ltd., Class H	8,319,000	2,789,995
	China Railway Tielong Container Logistics Co. Ltd., Class A	561,500	398,327
#*	China Rare Earth Holdings Ltd.	9,802,399	766,180
	China Reinsurance Group Corp., Class H	28,964,000	2,525,342
#Ω	China Renaissance Holdings Ltd.	285,000	358,834
	China Resources Beer Holdings Co. Ltd.	4,741,661	27,851,750
	China Resources Cement Holdings Ltd.	26,024,946	21,593,847
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	470,154	2,129,992
#	China Resources Gas Group Ltd.	5,188,000	19,493,325
	China Resources Land Ltd.	15,028,610	67,120,965
	China Resources Medical Holdings Co. Ltd.	5,596,000	3,105,192
Ω	China Resources Pharmaceutical Group Ltd.	11,500,500	6,060,517
	China Resources Power Holdings Co. Ltd.	9,942,820	18,695,774
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	380,696	2,125,392
	China Risun Group Ltd.	2,385,000	1,200,737
*	China Ruifeng Renewable Energy Holdings Ltd.	932,000	20,193
#	China Sanjiang Fine Chemicals Co. Ltd.	6,384,000	1,289,258
	China SCE Group Holdings Ltd.	23,075,400	4,128,779
	China Science Publishing & Media Ltd., Class A	215,000	235,298
#*	China Shanshui Cement Group Ltd.	80,000	23,422
#*Ω	China Shengmu Organic Milk Ltd.	5,531,000	252,608
	China Shenhua Energy Co. Ltd., Class H	12,932,500	41,317,455
	China Shineway Pharmaceutical Group Ltd.	2,370,000	1,936,218
#	China Shuifa Singyes Energy Holdings Ltd.	1,598,000	216,097
*	China Silver Group Ltd.	9,128,000	637,059
	China South City Holdings Ltd.	33,410,711	3,150,885
	China South Publishing & Media Group Co. Ltd., Class A	785,334	1,142,831
*	China Southern Airlines Co. Ltd., Sponsored ADR	31,348	847,336
*	China Southern Airlines Co. Ltd., Class H	15,362,000	8,579,478
	China Starch Holdings Ltd.	13,645,000	354,069
	China State Construction Development Holdings Ltd.	2,002,000	607,460
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	7,461,992
	China State Construction International Holdings Ltd.	5,740,000	7,408,266
*	China Sunshine Paper Holdings Co. Ltd.	3,821,500	1,046,262
	China Suntien Green Energy Corp. Ltd., Class H	10,487,000	5,920,121
	China Taiping Insurance Holdings Co. Ltd.	14,325,130	16,377,423
	China Testing & Certification International Group Co. Ltd., Class A	216,743	401,275
*	China Tianbao Group Development Co. Ltd.	430,000	182,263
#*	China Tianrui Group Cement Co. Ltd.	22,000	16,455

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Tianying, Inc., Class A	1,244,746	$799,111
	China Tourism Group Duty Free Corp. Ltd., Class A	283,217	7,707,932
Ω	China Tower Corp. Ltd., Class H	59,386,000	6,930,892
	China Traditional Chinese Medicine Holdings Co. Ltd.	23,588,000	11,492,580
	China TransInfo Technology Co. Ltd., Class A	823,442	1,061,198
#*	China Travel International Investment Hong Kong Ltd.	21,539,892	3,886,135
*	China Tungsten & Hightech Materials Co. Ltd., Class A	378,400	560,927
	China Union Holdings Ltd., Class A	1,049,234	629,164
	China Vanke Co. Ltd., Class H	9,548,576	22,515,534
Ω	China Vast Industrial Urban Development Co. Ltd.	1,506,000	360,533
*	China Vered Financial Holding Corp. Ltd.	1,620,000	11,768
	China Water Affairs Group Ltd.	6,172,000	6,776,394
	China West Construction Group Co. Ltd., Class A	530,600	632,306
*††	China Wood Optimization Holding Ltd.	2,848,000	61,264
	China World Trade Center Co. Ltd., Class A	272,900	588,299
Ω	China Xinhua Education Group Ltd.	245,000	44,551
#	China XLX Fertiliser Ltd.	3,916,000	3,360,336
	China Yangtze Power Co. Ltd., Class A	2,968,103	10,202,417
	China Yongda Automobiles Services Holdings Ltd.	8,509,000	7,890,203
Ω	China Yuhua Education Corp. Ltd.	7,936,000	1,381,072
*	China Yurun Food Group Ltd.	2,163,000	151,083
#*	China ZhengTong Auto Services Holdings Ltd.	9,844,500	676,152
	China Zhenhua Group Science & Technology Co. Ltd., Class A	58,000	922,775
	China Zheshang Bank Co. Ltd., Class H	143,000	60,568
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	120,786
#*††	China Zhongwang Holdings Ltd.	14,337,979	1,151,131
	Chinasoft International Ltd.	18,988,000	15,363,963
#*	Chindata Group Holdings Ltd., ADR	273,668	1,707,688
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	591,800	910,838
*	Chongqing Brewery Co. Ltd., Class A	85,900	1,622,457
	Chongqing Changan Automobile Co. Ltd., Class A	813,814	1,276,972
	Chongqing Department Store Co. Ltd., Class A	226,021	951,592
	Chongqing Dima Industry Co. Ltd., Class A	1,935,401	638,737
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	516,001	961,987
*	Chongqing Iron & Steel Co. Ltd., Class H	1,744,000	248,889
	Chongqing Machinery & Electric Co. Ltd., Class H	1,843,962	146,796
#	Chongqing Rural Commercial Bank Co. Ltd., Class H	22,239,000	8,635,364
	Chongqing Zaisheng Technology Corp. Ltd., Class A	64,400	54,434
	Chongqing Zhifei Biological Products Co. Ltd., Class A	260,112	3,713,952
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	575,276
	Chow Tai Seng Jewellery Co. Ltd., Class A	432,689	824,409
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	19,096
	CIFI Ever Sunshine Services Group Ltd.	3,520,000	4,661,901
	CIFI Holdings Group Co. Ltd.	31,681,015	15,239,125
#	CIMC Enric Holdings Ltd.	5,678,000	5,957,056
Ω	CIMC Vehicles Group Co. Ltd., Class H	15,500	8,782
*	Cinda Real Estate Co. Ltd., Class A	1,972,000	1,943,744
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	387,350
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,988,450	928,706
	CITIC Ltd.	19,326,567	19,993,510
	CITIC Press Corp., Class A	59,194	161,506
*	CITIC Resources Holdings Ltd.	20,266,000	1,420,467
	CITIC Securities Co. Ltd., Class H	7,072,650	15,539,554
	City Development Environment Co. Ltd., Class A	204,640	281,281
#*	Citychamp Watch & Jewellery Group Ltd.	11,226,000	1,494,320
	CMGE Technology Group Ltd.	428,000	112,326
	CMST Development Co. Ltd., Class A	856,000	714,347
*	CNFinance Holdings Ltd., ADR	12,557	38,424
	CNHTC Jinan Truck Co. Ltd., Class A	789,873	1,172,148

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	541,350	$598,558
	CNOOC Energy Technology & Services Ltd., Class A	2,053,400	736,712
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	564,000	1,520,205
	COFCO Biotechnology Co. Ltd., Class A	824,400	1,019,133
	COFCO Joycome Foods Ltd.	12,121,000	4,931,792
	COFCO Sugar Holding Co. Ltd., Class A	576,153	622,445
#*Ω	Cogobuy Group	3,214,000	872,811
	Colour Life Services Group Co. Ltd.	3,381,545	267,180
*	Comba Telecom Systems Holdings Ltd.	9,208,000	1,546,105
	Concord New Energy Group Ltd.	54,095,909	4,979,319
#*	Confidence Intelligence Holdings Ltd.	20,000	65,148
	Consun Pharmaceutical Group Ltd.	3,852,000	2,244,877
	Contemporary Amperex Technology Co. Ltd., Class A	245,177	14,988,659
#*	Continental Aerospace Technologies Holding Ltd.	16,594,207	203,645
*	Coolpad Group Ltd.	20,150,000	458,630
	COSCO SHIPPING Development Co. Ltd., Class H	19,153,300	3,754,376
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	11,238,000	5,895,701
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	19,375,849	30,144,194
	COSCO SHIPPING International Hong Kong Co. Ltd.	4,532,000	1,338,898
	COSCO SHIPPING Ports Ltd.	12,598,416	8,983,131
*Ω	Cosmo Lady China Holdings Co. Ltd.	3,495,000	157,650
#	Country Garden Holdings Co. Ltd.	43,005,191	29,745,677
	Country Garden Services Holdings Co. Ltd.	5,755,673	24,258,896
	CPMC Holdings Ltd.	4,310,000	2,141,321
	CQ Pharmaceutical Holding Co. Ltd., Class A	365,400	267,130
#*	Crazy Sports Group Ltd.	16,280,600	644,502
	CRRC Corp. Ltd., Class H	2,388,000	885,916
Ω	CSC Financial Co. Ltd., Class H	3,027,500	2,787,337
	CSG Holding Co. Ltd., Class A	843,642	712,149
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	119,010	228,055
	CSPC Pharmaceutical Group Ltd.	41,068,400	41,986,093
	CSSC Hong Kong Shipping Co. Ltd.	3,520,000	555,117
	CSSC Science & Technology Co. Ltd., Class A	251,106	406,267
	CTS International Logistics Corp. Ltd., Class A	731,000	992,509
*	CWT International Ltd.	23,990,000	225,861
*	Cybernaut International Holdings Co. Ltd.	492,000	9,371
	D&O Home Collection Group Co. Ltd., Class A	192,993	252,484
	Da Ming International Holdings Ltd.	112,000	38,300
	Daan Gene Co. Ltd., Class A	518,560	1,413,073
	DaFa Properties Group Ltd.	370,000	179,269
Ω	Dali Foods Group Co. Ltd.	9,909,500	5,042,976
	Dalian Bio-Chem Co. Ltd., Class A	43,200	93,736
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	802,500	414,335
*	Dalipal Holdings Ltd.	744,000	189,188
	Daqin Railway Co. Ltd., Class A	2,784,238	2,807,789
	Dare Power Dekor Home Co. Ltd., Class A	277,309	356,457
	Dashang Co. Ltd., Class A	171,732	538,203
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	232,400	926,867
	Datang International Power Generation Co. Ltd., Class H	14,306,000	2,301,173
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	818,099
*	Dazhong Transportation Group Co. Ltd., Class A	576,400	276,144
	Dazzle Fashion Co. Ltd., Class A	139,640	305,618
	DBG Technology Co. Ltd., Class A	501,756	672,026
	DeHua TB New Decoration Materials Co. Ltd., Class A	92,300	132,039
	Deppon Logistics Co. Ltd., Class A	309,017	641,375
	Dexin China Holdings Co. Ltd.	392,000	148,184
	DHC Software Co. Ltd., Class A	1,580,412	1,382,101
	Dian Diagnostics Group Co. Ltd., Class A	233,500	1,153,782
#	Differ Group Holding Co. Ltd.	14,686,000	3,838,711

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Digital China Group Co. Ltd., Class A	325,661	$672,654
	Digital China Holdings Ltd.	6,648,000	3,127,362
	Digital China Information Service Co. Ltd., Class A	416,157	660,725
	Do-Fluoride Chemicals Co. Ltd., Class A	201,894	954,504
	Dong-E-E-Jiao Co. Ltd., Class A	205,643	940,566
	Dongfang Electric Corp. Ltd., Class H	2,081,600	2,238,857
*	Dongfang Electronics Co. Ltd., Class A	596,753	486,418
	Dongfeng Motor Group Co. Ltd., Class H	15,442,000	11,264,861
	Dongguan Development Holdings Co. Ltd., Class A	140,700	196,180
#	Dongjiang Environmental Co. Ltd., Class H	1,411,595	512,481
	Dongxing Securities Co. Ltd., Class A	645,055	799,543
	Dongyue Group Ltd.	12,415,000	14,615,969
*	DouYu International Holdings Ltd., ADR	348,527	616,893
*	Duiba Group Ltd.	803,200	83,917
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,657,000	1,142,031
	East Group Co. Ltd., Class A	649,900	624,628
	East Money Information Co. Ltd., Class A	1,279,641	4,363,421
	E-Commodities Holdings Ltd.	14,434,000	3,238,845
	Ecovacs Robotics Co. Ltd., Class A	79,392	1,289,352
	Edifier Technology Co. Ltd., Class A	450,700	498,150
	Edvantage Group Holdings Ltd.	1,350,000	465,289
	EEKA Fashion Holdings Ltd.	388,000	625,687
	Electric Connector Technology Co. Ltd., Class A	129,600	534,481
	Elion Energy Co. Ltd., Class A	1,045,465	696,613
*	Enjoyor Technology Co. Ltd., Class A	332,700	328,026
	ENN Energy Holdings Ltd.	2,794,100	37,427,178
	ENN Natural Gas Co. Ltd., Class A	656,488	1,624,125
#	Essex Bio-technology Ltd.	1,457,000	734,193
	Estun Automation Co. Ltd., Class A	89,000	197,643
	Eternal Asia Supply Chain Management Ltd., Class A	944,800	701,953
*	Ev Dynamics Holdings Ltd.	9,810,000	87,452
#	EVA Precision Industrial Holdings Ltd.	7,334,516	1,401,410
	Eve Energy Co. Ltd., Class A	165,982	1,624,801
*	Everbright Jiabao Co. Ltd., Class A	1,132,030	713,729
Ω	Everbright Securities Co. Ltd., Class H	920,800	568,787
*	EverChina International Holdings Co. Ltd.	18,107,500	415,960
#*	Fang Holdings Ltd., ADR	8,556	30,159
	Fangda Carbon New Material Co. Ltd., Class A	784,129	834,159
	Fangda Special Steel Technology Co. Ltd., Class A	1,305,765	1,654,324
	Fanhua, Inc., Sponsored ADR	142,994	869,404
#	Far East Horizon Ltd.	13,409,000	10,937,431
	FAW Jiefang Group Co. Ltd.	722,200	884,466
	FAWER Automotive Parts Co. Ltd., Class A	500,878	358,886
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	534,300	1,082,489
	Fibocom Wireless, Inc., Class A	90,330	414,750
*	FIH Mobile Ltd.	8,159,000	1,012,726
	Financial Street Holdings Co. Ltd., Class A	2,226,573	2,174,095
	FinVolution Group, ADR	190,171	715,043
	First Capital Securities Co. Ltd., Class A	970,200	809,376
	First Tractor Co. Ltd., Class H	1,352,000	660,107
#	Flat Glass Group Co. Ltd., Class H	1,796,000	6,422,178
	Focus Media Information Technology Co. Ltd., Class A	2,490,800	2,187,366
	Focused Photonics Hangzhou, Inc., Class A	207,800	565,989
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	627,672	7,719,031
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	307,884	300,319
	Fosun International Ltd.	10,350,120	10,907,901
*	Founder Holdings Ltd.	948,000	74,138
	Founder Securities Co. Ltd., Class A	1,286,500	1,185,990
	Fountain SET Holdings Ltd.	120,000	21,384

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	FriendTimes, Inc.	856,000	$139,477
	Fu Shou Yuan International Group Ltd.	9,253,000	6,390,048
	Fuan Pharmaceutical Group Co. Ltd., Class A	594,700	308,926
	Fufeng Group Ltd.	15,226,800	7,628,266
*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	91,420	245,604
	Fujian Funeng Co. Ltd., Class A	658,603	1,252,580
	Fujian Green Pine Co. Ltd., Class A	133,500	120,197
	Fujian Longking Co. Ltd., Class A	462,211	601,358
	Fujian Star-net Communication Co. Ltd., Class A	237,408	776,378
*	Fujian Sunner Development Co. Ltd., Class A	411,508	1,012,698
*	Fullshare Holdings Ltd.	41,277,517	622,214
	Fulongma Group Co. Ltd., Class A	209,100	289,406
	Fusen Pharmaceutical Co. Ltd.	48,000	5,978
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	3,162,400	12,920,597
#Ω	Ganfeng Lithium Co. Ltd., Class H	337,200	4,036,019
#	Ganglong China Property Group Ltd.	203,000	116,620
	Gansu Qilianshan Cement Group Co. Ltd., Class A	400,100	649,927
	Gansu Shangfeng Cement Co. Ltd., Class A	414,325	1,308,611
	Gaona Aero Material Co. Ltd., Class A	103,100	447,484
	G-bits Network Technology Xiamen Co. Ltd., Class A	29,200	1,485,302
#*	GCL New Energy Holdings Ltd.	24,082,000	419,190
#*	GCL Technology Holdings Ltd.	97,688,320	30,858,653
	GD Power Development Co. Ltd., Class A	1,913,278	870,323
#*	GDS Holdings Ltd., ADR	145,833	4,582,073
*	GDS Holdings Ltd., Class A	343,700	1,380,540
	Geely Automobile Holdings Ltd.	32,785,000	50,691,798
	GEM Co. Ltd., Class A	1,507,900	1,528,629
	Gemdale Corp., Class A	897,400	1,948,222
	Gemdale Properties & Investment Corp. Ltd.	51,176,000	5,427,871
Ω	Genertec Universal Medical Group Co. Ltd.	7,211,500	4,632,859
*	Genimous Technology Co. Ltd., Class A	597,110	463,533
	GEPIC Energy Development Co. Ltd.	29,400	21,984
	Getein Biotech, Inc., Class A	167,356	450,806
	GF Securities Co. Ltd., Class H	4,154,600	5,192,644
	Giant Network Group Co. Ltd., Class A	873,348	1,086,420
	Gigadevice Semiconductor Beijing, Inc., Class A	59,403	1,105,560
	Ginlong Technologies Co. Ltd., Class A	42,330	1,226,263
*	Global Top E-Commerce Co. Ltd., Class A	716,900	328,204
*	Glorious Property Holdings Ltd.	17,149,712	351,767
*	Glory Land Co. Ltd.	6,238,000	159,877
	GoerTek, Inc., Class A	829,844	4,366,305
	Goldcard Smart Group Co. Ltd.	195,200	274,767
	Golden Eagle Retail Group Ltd.	3,143,000	2,208,752
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	245,113
	GoldenHome Living Co. Ltd., Class A	48,860	190,429
	Goldenmax International Technology Ltd., Class A	44,800	54,177
	Goldlion Holdings Ltd.	1,458,866	281,347
	Goldpac Group Ltd.	2,017,000	495,730
#*	GOME Retail Holdings Ltd.	73,215,660	3,546,532
*	Goodbaby International Holdings Ltd.	1,135,000	142,580
*	Gosuncn Technology Group Co. Ltd., Class A	688,950	315,996
*	Gotion High-tech Co. Ltd., Class A	216,900	872,771
*	Grand Baoxin Auto Group Ltd.	6,898,364	496,056
*	Grand Industrial Holding Group Co. Ltd.	35,300	64,668
#	Grand Pharmaceutical Group Ltd., Class L	7,251,500	4,441,910
	Grandblue Environment Co. Ltd., Class A	198,427	554,277
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	940,477
	Great Wall Motor Co. Ltd., Class H	11,426,750	16,002,325

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Greattown Holdings Ltd., Class A	1,709,152	$821,741
	Greatview Aseptic Packaging Co. Ltd.	6,876,000	1,869,086
	Gree Electric Appliances, Inc. of Zhuhai, Class A	697,053	3,283,384
*	Gree Real Estate Co. Ltd., Class A	908,157	703,951
	Greenland Holdings Corp. Ltd., Class A	1,901,583	1,383,009
#	Greenland Hong Kong Holdings Ltd.	8,674,275	1,803,216
	Greentown China Holdings Ltd.	8,478,000	14,888,210
Ω	Greentown Management Holdings Co. Ltd.	1,879,000	1,416,738
	Greentown Service Group Co. Ltd.	9,678,000	9,634,728
	GRG Banking Equipment Co. Ltd., Class A	994,496	1,279,605
	Guangdong Aofei Data Technology Co. Ltd., Class A	108,700	270,470
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	500,046
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	576,730	819,995
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	645,300	367,168
	Guangdong Dongpeng Holdings Co. Ltd.	72,900	91,151
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	429,547
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	576,151
	Guangdong Haid Group Co. Ltd., Class A	282,618	2,633,812
*	Guangdong HEC Technology Holding Co. Ltd., Class A	1,529,100	1,450,721
	Guangdong Hongda Holdings Group Co. Ltd., Class A	308,200	923,313
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	708,573	459,493
	Guangdong Investment Ltd.	9,984,000	12,782,934
	Guangdong Land Holdings Ltd.	2,795,361	353,046
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	425,882	404,799
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	44,520
	Guangdong Sirio Pharma Co. Ltd., Class A	23,550	82,392
	Guangdong South New Media Co. Ltd., Class A	87,079	459,769
	Guangdong Tapai Group Co. Ltd., Class A	567,395	752,114
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	571,900	1,417,202
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	366,504	817,372
*	Guanghui Energy Co. Ltd., Class A	4,398,614	5,902,124
*	Guangshen Railway Co. Ltd., Class H	10,452,700	1,746,076
	Guangxi Guiguan Electric Power Co. Ltd., Class A	32,500	27,997
	Guangxi Liugong Machinery Co. Ltd., Class A	634,563	586,954
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	150,400	343,779
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,736,914	740,202
	Guangzhou Automobile Group Co. Ltd., Class H	8,513,690	7,218,724
	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,380,515
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,664,000	4,292,260
	Guangzhou Haige Communications Group, Inc. Co., Class A	1,207,600	1,652,779
	Guangzhou KDT Machinery Co. Ltd., Class A	19,900	58,890
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	86,800	1,067,581
	Guangzhou R&F Properties Co. Ltd., Class H	7,975,132	2,960,587
	Guangzhou Restaurant Group Co. Ltd., Class A	313,087	1,027,638
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	37,579	142,018
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	119,924	1,391,659
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	180,630	2,026,288
	Guangzhou Wondfo Biotech Co. Ltd., Class A	133,531	878,885
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	560,250	621,553
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	225,000	261,202
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	155,730
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	432,200	433,107
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	394,700	408,447
	Guizhou Gas Group Corp. Ltd., Class A	454,600	478,805
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	954,829	1,188,347
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	693,000	488,277
#	Guolian Securities Co. Ltd., Class H	758,000	357,542
	Guomai Technologies, Inc., Class A	527,954	407,296

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guosen Securities Co. Ltd., Class A	873,697	$1,276,256
*	Guosheng Financial Holding, Inc., Class A	613,276	766,144
*Ω	Guotai Junan Securities Co. Ltd., Class H	1,011,800	1,305,593
	Guoyuan Securities Co. Ltd., Class A	1,022,145	928,899
#*Ω	Haichang Ocean Park Holdings Ltd.	4,757,000	3,184,843
	Haier Smart Home Co. Ltd., Class A	914,762	3,559,055
	Haier Smart Home Co. Ltd., Class H	10,805,199	38,172,544
#*	Hailiang Education Group, Inc., ADR	18,179	230,146
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	393,837
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	255,600	438,859
*	Hainan Haide Capital Management Co. Ltd., Class A	398,045	919,426
*	Hainan Meilan International Airport Co. Ltd., Class H	1,005,000	1,900,170
	Hainan Poly Pharm Co. Ltd., Class A	57,800	230,222
	Hainan Ruize New Building Material Co. Ltd., Class A	510,800	278,647
	Haitian International Holdings Ltd.	5,541,000	13,638,774
	Haitong Securities Co. Ltd., Class H	7,793,600	5,442,841
#Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	1,728,000	169,706
	Hand Enterprise Solutions Co. Ltd., Class A	407,609	477,798
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	717,621
	Hangcha Group Co. Ltd., Class A	350,129	773,392
	Hangjin Technology Co. Ltd., Class A	222,600	952,014
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	546,550
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	2,643,910	3,295,188
	Hangzhou Century Co. Ltd., Class A	391,600	274,964
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	141,800	463,422
	Hangzhou First Applied Material Co. Ltd., Class A	124,092	1,723,974
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	425,657	1,677,448
	Hangzhou Robam Appliances Co. Ltd., Class A	347,245	1,617,256
	Hangzhou Silan Microelectronics Co. Ltd., Class A	144,900	905,646
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	436,775
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	241,300	2,338,557
	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	137,305
	Han’s Laser Technology Industry Group Co. Ltd., Class A	383,061	1,594,852
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,028,000	1,693,248
	Haohua Chemical Science & Technology Co. Ltd., Class A	66,300	326,077
*Ω	Harbin Bank Co. Ltd., Class H	663,000	56,478
	Harbin Boshi Automation Co. Ltd., Class A	327,556	512,254
	Harbin Electric Co. Ltd., Class H	4,808,587	1,273,287
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	878,309	326,479
††	Harmonicare Medical Holdings Ltd.	898,000	43,773
	HBIS Resources Co. Ltd., Class A	103,400	223,641
#*	HC Group, Inc.	2,795,000	173,712
	Health & Happiness H&H International Holdings Ltd.	2,222,500	2,442,686
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	220,036
	Hebei Chengde Lulu Co. Ltd., Class A	639,500	799,641
	Hebei Construction Group Corp. Ltd., Class H	215,500	25,928
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	811,190
	Hefei Meiya Optoelectronic Technology, Inc., Class A	186,700	638,111
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	1,094,899
#	Hello Group, Inc., Sponsored ADR	1,438,976	7,655,352
	Henan Lingrui Pharmaceutical Co., Class A	313,700	541,782
	Henan Pinggao Electric Co. Ltd., Class A	557,900	552,576
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	29,739
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,408,413
	Henan Shuanghui Investment & Development Co. Ltd., Class A	911,643	4,096,316
	Henan Thinker Automatic Equipment Co. Ltd., Class A	163,500	431,804
*	Henan Yicheng New Energy Co. Ltd., Class A	420,500	251,843
	Henan Yuguang Gold & Lead Co. Ltd., Class A	468,900	333,192
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	468,237

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henderson Investment Ltd.	811,000	$34,040
#	Hengan International Group Co. Ltd.	5,850,622	27,648,999
*	Hengdeli Holdings Ltd.	14,196,800	469,385
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	818,600	1,882,287
	Hengli Petrochemical Co. Ltd., Class A	1,791,883	5,639,415
	Hengtong Optic-electric Co. Ltd., Class A	980,049	1,486,274
	Hengyi Petrochemical Co. Ltd., Class A	1,494,644	1,722,926
	Hesteel Co. Ltd., Class A	4,520,900	1,590,132
	Hexing Electrical Co. Ltd., Class A	238,650	409,138
*	Hi Sun Technology China Ltd.	9,165,000	1,104,214
*	Hidili Industry International Development Ltd.	469,000	33,408
	Hisense Home Appliances Group Co. Ltd., Class H	3,177,000	3,086,661
	Hithink RoyalFlush Information Network Co. Ltd., Class A	147,908	1,825,852
*	Holitech Technology Co. Ltd., Class A	1,403,500	630,124
*	Homeland Interactive Technology Ltd.	418,000	72,900
	Hongda Xingye Co. Ltd., Class A	1,752,121	913,915
	Hongfa Technology Co. Ltd., Class A	206,312	1,505,111
*	Honghua Group Ltd.	18,211,000	572,035
*	Hongli Zhihui Group Co. Ltd., Class A	264,500	279,980
	Hongta Securities Co. Ltd., Class A	210,080	285,103
*††Ω	Honworld Group Ltd.	750,000	55,015
Ω	Hope Education Group Co. Ltd.	25,472,000	1,540,973
#	Hopefluent Group Holdings Ltd.	204,000	42,601
#	Hopson Development Holdings Ltd.	6,862,600	13,231,738
††	Hua Han Health Industry Holdings Ltd.	17,460,041	125,271
*Ω	Hua Hong Semiconductor Ltd.	3,341,000	12,974,001
	Huaan Securities Co. Ltd., Class A	2,070,640	1,359,770
#	Huadian Power International Corp. Ltd., Class H	11,088,000	3,848,022
	Huadong Medicine Co. Ltd., Class A	375,552	1,927,796
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,577,205	1,825,556
	Huafon Chemical Co. Ltd., Class A	1,259,525	1,476,760
*	Huafon Microfibre Shanghai Technology Co. Ltd.	808,365	437,588
	Huafu Fashion Co. Ltd., Class A	1,130,850	619,954
	Huagong Tech Co. Ltd., Class A	83,100	210,318
	Hualan Biological Engineering, Inc., Class A	354,660	892,437
	Huaneng Power International, Inc., Sponsored ADR	96,949	1,925,407
	Huaneng Power International, Inc., Class H	16,922,000	8,500,671
#*	Huanxi Media Group Ltd.	2,260,000	391,970
	Huapont Life Sciences Co. Ltd., Class A	770,523	580,277
Ω	Huatai Securities Co. Ltd., Class H	3,859,400	5,304,478
*	Huawen Media Group, Class A	875,755	311,250
	Huaxi Holdings Co. Ltd.	610,000	112,176
	Huaxi Securities Co. Ltd., Class A	593,500	624,283
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,651,783
	Huaxin Cement Co. Ltd., Class A	667,224	2,204,368
	Huayu Automotive Systems Co. Ltd., Class A	784,331	2,313,467
#	Huazhong In-Vehicle Holdings Co. Ltd.	3,934,000	1,312,468
#	Huazhu Group Ltd., ADR	607,655	18,375,487
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,857,137	1,223,448
	Hubei Energy Group Co. Ltd., Class A	904,500	560,703
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	83,200	639,860
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,500,154
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	2,116,018
	Huijing Holdings Co. Ltd.	248,000	60,492
	Huisen Household International Group Ltd.	478,000	33,551
*	Huishang Bank Corp. Ltd., Class H	2,676,400	852,590
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	896,707
	Hunan Aihua Group Co. Ltd., Class A	149,322	593,945
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	316,319

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hunan Gold Corp. Ltd., Class A	467,804	$652,670
*	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	317,500	225,911
	Hunan Valin Steel Co. Ltd., Class A	1,883,600	1,651,374
	Hundsun Technologies, Inc., Class A	210,558	1,210,521
#*	HUYA, Inc., ADR	317,594	1,311,663
#Ω	Hygeia Healthcare Holdings Co. Ltd.	900,400	4,351,062
	Hytera Communications Corp. Ltd., Class A	964,002	669,613
*	HyUnion Holding Co. Ltd., Class A	724,900	795,387
*	IAT Automobile Technology Co. Ltd., Class A	11,800	31,858
*	IBO Technology Co. Ltd.	396,000	143,027
*Ω	iDreamSky Technology Holdings Ltd.	2,109,600	1,079,592
	Iflytek Co. Ltd., Class A	331,303	1,839,549
	IKD Co. Ltd., Class A	225,225	362,619
Ω	IMAX China Holding, Inc.	859,200	964,657
	Industrial & Commercial Bank of China Ltd., Class H	232,900,725	140,394,023
	Industrial Bank Co. Ltd., Class A	2,645,900	8,160,255
	Industrial Securities Co. Ltd., Class A	1,495,045	1,463,567
	Infore Environment Technology Group Co. Ltd., Class A	952,101	640,174
	Ingenic Semiconductor Co. Ltd., Class A	32,200	358,441
*	Inke Ltd.	1,065,000	181,540
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,921,194
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	853,897	1,869,547
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	252,600	1,084,939
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,849,276	1,219,029
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	462,968
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	517,900	524,012
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,149,400	6,680,623
	Inner Mongolia Yitai Coal Co. Ltd., Class H	324,400	501,785
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,859,459
*Ω	Innovent Biologics, Inc.	908,000	2,816,108
	Inspur Electronic Information Industry Co. Ltd., Class A	181,100	673,249
*	Inspur International Ltd.	1,660,000	576,845
*	Inspur Software Co. Ltd., Class A	72,500	120,317
*Ω	International Alliance Financial Leasing Co. Ltd.	1,947,000	781,313
#*	iQIYI, Inc., ADR	1,607,492	5,722,672
	IReader Technology Co. Ltd., Class A	216,355	443,899
*	IRICO Group New Energy Co. Ltd., Class H	51,800	57,395
	IVD Medical Holding Ltd.	552,000	186,028
	Jack Technology Co. Ltd., Class A	36,300	121,859
	Jafron Biomedical Co. Ltd., Class A	149,867	935,644
	Jason Furniture Hangzhou Co. Ltd., Class A	90,044	789,658
	JCET Group Co. Ltd., Class A	1,054,706	3,416,192
*	JD.com, Inc., ADR	237,863	14,666,633
*	JD.com, Inc., Class A	952,692	29,703,542
	JH Educational Technology, Inc.	482,000	247,044
	Jiajiayue Group Co. Ltd., Class A	291,401	535,249
	Jiangling Motors Corp. Ltd., Class A	101,500	177,861
#*	Jiangnan Group Ltd.	16,139,000	498,086
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	39,282	765,040
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	2,041,700	2,489,682
*	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,900	48,394
	Jiangsu Eastern Shenghong Co. Ltd., Class A	988,616	1,822,610
*	Jiangsu Etern Co. Ltd., Class A	42,500	20,486
	Jiangsu Expressway Co. Ltd., Class H	6,080,000	6,006,901
	Jiangsu Guomao Reducer Co. Ltd., Class A	90,500	267,635
	Jiangsu Guotai International Group Co. Ltd., Class A	672,505	929,469
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	356,998	2,471,247
	Jiangsu Hengrui Medicine Co. Ltd., Class A	872,634	3,887,614

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	286,976	$456,206
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	993,478
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	525,157
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	270,001	1,824,687
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	575,000	397,064
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	93,367	393,719
	Jiangsu Linyang Energy Co. Ltd., Class A	886,900	919,462
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	475,500	892,875
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	682,900	1,442,999
	Jiangsu Shagang Co. Ltd., Class A	965,332	685,362
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	780,900	1,577,110
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	20,600	117,007
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	348,458	8,341,526
	Jiangsu Yangnong Chemical Co. Ltd., Class A	90,300	1,788,680
	Jiangsu Yoke Technology Co. Ltd., Class A	69,000	466,106
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	377,274	1,360,522
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,375,226	1,291,274
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,893,100	1,128,742
	Jiangsu Zhongtian Technology Co. Ltd., Class A	1,119,500	2,743,048
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,341,800	588,067
#	Jiangxi Copper Co. Ltd., Class H	6,298,000	9,851,486
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	196,600	317,441
	Jiangxi Wannianqing Cement Co. Ltd., Class A	410,948	693,547
	Jiangxi Zhengbang Technology Co. Ltd., Class A	1,266,816	1,113,644
	Jiangzhong Pharmaceutical Co. Ltd., Class A	258,400	513,958
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	449,300	358,143
*	Jiayin Group, Inc., ADR	13,813	27,764
	Jiayou International Logistics Co. Ltd., Class A	25,480	72,155
#	Jiayuan International Group Ltd.	2,506,078	379,699
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	522,006	1,144,807
*	Jilin Chemical Fibre, Class A	143,300	73,020
*	Jilin Electric Power Co. Ltd., Class A	439,900	415,709
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	100,805
	Jinchuan Group International Resources Co. Ltd.	14,759,000	1,894,811
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,336,807
	Jingrui Holdings Ltd.	2,527,000	522,824
	Jinhui Liquor Co. Ltd., Class A	144,100	648,461
	Jinke Properties Group Co. Ltd., Class A	1,415,945	961,284
#*	JinkoSolar Holding Co. Ltd., ADR	411,315	21,084,007
*	Jinmao Property Services Co. Ltd.	345,664	257,695
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	654,476
	Jinneng Science&Technology Co. Ltd., Class A	522,659	766,081
	Jinyu Bio-Technology Co. Ltd., Class A	291,420	367,582
	Jinyuan EP Co. Ltd., Class A	356,500	609,333
	JiuGui Liquor Co. Ltd., Class A	48,100	1,086,054
#Ω	Jiumaojiu International Holdings Ltd.	4,039,000	8,886,126
	Jiuzhitang Co. Ltd., Class A	389,800	494,982
	Jizhong Energy Resources Co. Ltd., Class A	842,900	960,255
	JL Mag Rare-Earth Co. Ltd., Class A	245,267	971,967
	JNBY Design Ltd.	1,840,500	2,001,335
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,198,727
	Joinn Laboratories China Co. Ltd., Class A	47,723	714,464
	Jointo Energy Investment Co. Ltd. Hebei, Class A	335,100	210,251
	Jointown Pharmaceutical Group Co. Ltd., Class A	728,750	1,413,988
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	248,278	936,430
	Joy City Property Ltd.	20,088,000	764,335
	Joyoung Co. Ltd., Class A	329,034	748,183
#	JOYY, Inc., ADR	361,463	14,303,091
Ω	JS Global Lifestyle Co. Ltd.	2,247,000	2,665,637

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JSTI Group, Class A	602,700	$714,659
	Ju Teng International Holdings Ltd.	6,558,090	1,163,444
	Juewei Food Co. Ltd., Class A	130,499	864,145
	Juneyao Airlines Co. Ltd., Class A	628,700	1,158,618
	Jutal Offshore Oil Services Ltd.	592,000	59,087
*	Kai Yuan Holdings Ltd.	15,890,000	47,895
	Kaisa Prosperity Holdings Ltd.	322,250	239,629
	Kaiser China Cultural Co. Ltd., Class A	376,560	300,531
	Kaishan Group Co. Ltd., Class A	299,000	582,202
*Ω	Kangda International Environmental Co. Ltd.	3,066,000	271,392
#*	Kasen International Holdings Ltd.	4,450,000	295,337
	Keboda Technology Co. Ltd., Class A	3,200	20,287
	Keeson Technology Corp. Ltd., Class A	18,800	48,290
	Kehua Data Co. Ltd., Class A	227,660	674,144
#	Kinetic Development Group Ltd.	5,024,000	417,381
	Kingboard Holdings Ltd.	6,924,166	31,173,406
	Kingboard Laminates Holdings Ltd.	9,958,484	15,275,869
	KingClean Electric Co. Ltd., Class A	180,175	557,025
*	Kingdee International Software Group Co. Ltd.	3,936,600	8,032,997
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	1,075,028
*	Kingsoft Cloud Holdings Ltd., ADR	44,220	160,076
	Kingsoft Corp. Ltd.	5,314,600	15,949,154
	Konfoong Materials International Co. Ltd., Class A	70,659	520,433
*	Kong Sun Holdings Ltd.	575,000	3,189
	Konka Group Co. Ltd., Class A	662,400	448,642
	KPC Pharmaceuticals, Inc., Class A	418,896	680,545
*	Kuang-Chi Technologies Co. Ltd., Class A	414,400	828,190
	Kunlun Energy Co. Ltd.	27,782,000	23,055,913
	Kunlun Tech Co. Ltd., Class A	617,293	1,333,676
	Kunming Yunnei Power Co. Ltd., Class A	614,500	232,618
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	257,306	269,213
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	213,782	444,190
	Kweichow Moutai Co. Ltd., Class A	204,274	56,558,890
#	KWG Group Holdings Ltd.	13,970,144	4,998,730
	KWG Living Group Holdings Ltd.	8,727,072	3,283,349
	Lakala Payment Co. Ltd., Class A	95,800	257,438
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	225,100	206,765
	Lao Feng Xiang Co. Ltd., Class A	120,380	712,817
	Laobaixing Pharmacy Chain JSC, Class A	200,155	973,377
*	Launch Tech Co. Ltd., Class H	82,000	24,511
	LB Group Co. Ltd., Class A	739,585	2,033,619
#	Lee & Man Chemical Co. Ltd.	1,615,339	1,381,508
#	Lee & Man Paper Manufacturing Ltd.	12,937,200	6,188,426
	Lee’s Pharmaceutical Holdings Ltd.	2,293,000	577,183
Ω	Legend Holdings Corp., Class H	3,145,100	3,721,161
	Lenovo Group Ltd.	58,158,000	56,471,574
	Lens Technology Co. Ltd., Class A	1,325,400	2,022,776
	Leo Group Co. Ltd., Class A	5,426,400	1,371,611
	Lepu Medical Technology Beijing Co. Ltd., Class A	555,910	1,430,076
*	LexinFintech Holdings Ltd., ADR	888,821	2,275,382
	Leyard Optoelectronic Co. Ltd., Class A	1,072,550	965,758
*	Li Auto, Inc., ADR	376,485	8,444,559
	Li Ning Co. Ltd.	7,614,083	59,345,433
	Liaoning Cheng Da Co. Ltd., Class A	399,572	799,312
	Liaoning Port Co. Ltd., Class H	848,000	74,181
	Lier Chemical Co. Ltd., Class A	313,600	989,843
*	Lifestyle China Group Ltd.	2,141,500	211,639
#*	Lifetech Scientific Corp.	17,656,000	4,922,917
*	Lingbao Gold Group Co. Ltd., Class H	102,000	11,965

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	968,403	$410,263
*	Lingyi iTech Guangdong Co., Class A	2,097,500	1,348,564
#*††	Link Motion, Inc., Sponsored ADR	206,737	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	31,200	26,840
	Livzon Pharmaceutical Group, Inc., Class H	1,050,817	3,536,388
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	293,340	788,251
#	LK Technology Holdings Ltd.	977,500	1,211,894
#	Logan Group Co. Ltd.	14,127,000	4,395,251
	Loncin Motor Co. Ltd., Class A	1,113,988	704,835
	Long Yuan Construction Group Co. Ltd., Class A	969,002	756,790
Ω	Longfor Group Holdings Ltd.	8,551,500	42,352,009
	Longhua Technology Group Luoyang Co. Ltd., Class A	370,831	361,819
	LONGi Green Energy Technology Co. Ltd., Class A	871,956	8,844,224
	Longshine Technology Group Co. Ltd., Class A	316,951	1,002,716
	Lonking Holdings Ltd.	22,498,000	6,211,013
	Luenmei Quantum Co. Ltd., Class A	657,100	672,952
	Luolai Lifestyle Technology Co. Ltd., Class A	450,489	851,557
*	Luoniushan Co. Ltd., Class A	533,400	466,744
#*	Luoyang Glass Co. Ltd., Class H	1,222,000	1,643,066
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,800	87,407
	Lushang Health Industry Development Co. Ltd., Class A	344,700	444,195
	Luxi Chemical Group Co. Ltd., Class A	683,500	1,888,523
	Luxshare Precision Industry Co. Ltd., Class A	1,335,449	6,193,143
#*Ω	Luye Pharma Group Ltd.	15,097,000	4,709,085
	Luzhou Laojiao Co. Ltd., Class A	249,176	7,907,641
#*	LVGEM China Real Estate Investment Co. Ltd.	1,752,000	236,442
*	Lvji Technology Holdings, Inc.	310,000	17,124
	Maanshan Iron & Steel Co. Ltd., Class H	9,092,177	3,555,091
	Maccura Biotechnology Co. Ltd., Class A	209,573	605,259
*	Macrolink Culturaltainment Development Co. Ltd., Class A	970,300	418,741
	Mango Excellent Media Co. Ltd., Class A	385,097	2,068,607
#*Ω	Maoyan Entertainment	1,369,600	1,080,489
*	Maoye International Holdings Ltd.	2,174,000	67,475
*	Markor International Home Furnishings Co. Ltd., Class A	787,921	351,272
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	166,600	500,353
*	Meilleure Health International Industry Group Ltd.	420,000	19,389
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	658,700	496,333
#*Ω	Meitu, Inc.	10,667,000	1,263,176
*Ω	Meituan, Class B	1,252,000	26,825,847
	Metallurgical Corp. of China Ltd., Class H	10,765,000	2,756,061
#	Microport Scientific Corp.	28,502	56,022
	Midea Group Co. Ltd., Class A	1,915,651	16,441,868
Ω	Midea Real Estate Holding Ltd.	872,000	1,660,491
	Min Xin Holdings Ltd.	742,000	330,558
	Ming Yang Smart Energy Group Ltd., Class A	501,816	1,664,522
*	Mingfa Group International Co. Ltd.	4,212,000	190,737
	Minmetals Land Ltd.	9,937,644	937,153
Ω	Minsheng Education Group Co. Ltd.	1,732,000	152,182
	Minth Group Ltd.	6,301,000	14,846,449
	MLS Co. Ltd., Class A	921,000	1,233,649
*	MMG Ltd.	29,893,999	12,605,591
	Monalisa Group Co. Ltd., Class A	24,800	49,328
	Montage Technology Co. Ltd., Class A	98,057	857,240
	Muyuan Foods Co. Ltd., Class A	1,226,588	9,625,304
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,862,000	442,576
	MYS Group Co. Ltd., Class A	681,600	320,261
*	Nan Hai Corp. Ltd.	35,000,000	156,111
	NanJi E-Commerce Co. Ltd., Class A	874,050	630,721
	Nanjing Hanrui Cobalt Co. Ltd., Class A	81,700	627,984

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing Iron & Steel Co. Ltd., Class A	2,313,500	$1,251,322
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	277,637	1,082,227
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	56,808
	Nanjing Securities Co. Ltd., Class A	1,266,860	1,421,880
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	681,048	961,737
	Nanjing Yunhai Special Metals Co. Ltd., Class A	96,300	254,281
	Nantong Jianghai Capacitor Co. Ltd., Class A	7,600	21,793
	NARI Technology Co. Ltd., Class A	1,057,763	5,085,587
	Natural Food International Holding Ltd.	96,000	5,224
	NAURA Technology Group Co. Ltd., Class A	40,600	1,447,865
*	NavInfo Co. Ltd., Class A	399,600	747,693
	NetDragon Websoft Holdings Ltd.	1,831,500	3,661,174
	NetEase, Inc., ADR	777,776	74,145,386
*Ω	New Century Healthcare Holding Co. Ltd.	58,000	6,921
	New China Life Insurance Co. Ltd., Class H	4,184,400	10,602,002
*	New Hope Liuhe Co. Ltd., Class A	899,230	1,903,151
*	New Sparkle Roll International Group Ltd.	4,328,000	48,490
*	New World Department Store China Ltd.	2,929,538	379,723
#*	Newborn Town, Inc.	2,600,000	945,106
	Newland Digital Technology Co. Ltd., Class A	392,389	697,482
	Nexteer Automotive Group Ltd.	9,398,000	5,307,561
	Nine Dragons Paper Holdings Ltd.	17,277,000	15,257,916
	Ninestar Corp., Class A	393,986	2,426,275
	Ningbo Construction Co. Ltd., Class A	191,900	181,985
	Ningbo Huaxiang Electronic Co. Ltd., Class A	289,300	582,289
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	262,550	288,632
	Ningbo Joyson Electronic Corp., Class A	876,231	1,437,024
	Ningbo Orient Wires & Cables Co. Ltd., Class A	307,357	2,182,282
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	682,178	901,512
	Ningbo Tuopu Group Co. Ltd., Class A	215,300	1,682,876
	Ningbo Yunsheng Co. Ltd., Class A	97,900	125,694
	Ningbo Zhoushan Port Co. Ltd., Class A	1,858,270	1,096,853
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	257,033
#*	NIO, Inc., ADR	1,472,103	24,584,120
#*	Niu Technologies, Sponsored ADR	145,124	1,385,934
*	Noah Holdings Ltd., Sponsored ADR	74,405	1,337,058
	Norinco International Cooperation Ltd., Class A	194,100	210,757
	North Huajin Chemical Industries Co. Ltd., Class A	426,400	378,430
*	North Industries Group Red Arrow Co. Ltd., Class A	474,900	1,495,783
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	511,272
	Northeast Securities Co. Ltd., Class A	1,436,827	1,416,939
	Northking Information Technology Co. Ltd., Class A	6,400	21,906
	NSFOCUS Technologies Group Co. Ltd., Class A	258,370	354,130
#*	NVC International Holdings Ltd.	7,046,000	117,237
*	Oceanwide Holdings Co. Ltd., Class A	1,968,944	440,654
*	Offcn Education Technology Co. Ltd., Class A	314,579	216,584
	Offshore Oil Engineering Co. Ltd., Class A	904,722	559,264
*	OFILM Group Co. Ltd., Class A	1,556,902	1,298,286
	Olympic Circuit Technology Co. Ltd.	121,680	243,219
	Oppein Home Group, Inc., Class A	73,590	1,296,477
	Opple Lighting Co. Ltd., Class A	132,231	320,388
	ORG Technology Co. Ltd., Class A	1,024,100	753,593
*	Orient Group, Inc., Class A	1,653,300	665,814
Ω	Orient Securities Co. Ltd., Class H	2,560,400	1,543,694
	Oriental Pearl Group Co. Ltd., Class A	1,424,241	1,498,832
*	Ourpalm Co. Ltd., Class A	1,445,000	667,506
	Ovctek China, Inc., Class A	129,640	723,499
*	Overseas Chinese Town Asia Holdings Ltd.	1,481,817	250,261
#	Pacific Online Ltd.	2,485,195	393,912

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Pacific Securities Co. Ltd., Class A	3,758,800	$1,529,134
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,788,731	1,302,321
	PAX Global Technology Ltd.	6,465,000	5,573,075
	PCI Technology Group Co. Ltd., Class A	814,140	723,332
*Ω	Peijia Medical Ltd.	332,000	283,124
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,903,670	754,013
	People.cn Co. Ltd., Class A	85,700	118,905
	People’s Insurance Co. Group of China Ltd. , Class H	22,661,000	7,218,737
#	Perennial Energy Holdings Ltd.	250,000	48,302
	Perfect World Co. Ltd., Class A	684,600	1,523,981
	PetroChina Co. Ltd., ADR	81,846	3,881,137
	PetroChina Co. Ltd., Class H	141,510,000	67,173,933
Ω	Pharmaron Beijing Co. Ltd., Class H	197,200	2,477,315
	PhiChem Corp., Class A	220,305	706,958
*	Phoenix Media Investment Holdings Ltd.	5,412,000	264,121
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	26,504,710
*	Pinduoduo, Inc., ADR	280,953	12,106,265
	Ping An Bank Co. Ltd., Class A	3,274,301	7,569,137
#*Ω	Ping An Healthcare & Technology Co. Ltd.	1,846,800	4,545,357
	Ping An Insurance Group Co. of China Ltd., Class H	30,102,500	190,269,263
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,068,500	4,519,081
	PNC Process Systems Co. Ltd., Class A	72,300	338,446
*	Polaris Bay Group Co. Ltd., Class A	1,006,000	1,181,049
	Poly Developments & Holdings Group Co. Ltd., Class A	1,687,405	4,646,469
	Poly Property Group Co. Ltd.	20,280,068	5,095,014
	Poly Property Services Co. Ltd., Class H	752,200	4,998,168
#Ω	Postal Savings Bank of China Co. Ltd., Class H	26,195,000	19,860,524
*	Pou Sheng International Holdings Ltd.	14,897,609	1,723,948
	Power Construction Corp. of China Ltd., Class A	2,437,800	2,842,691
	Powerlong Commercial Management Holdings Ltd.	416,000	431,970
#	Powerlong Real Estate Holdings Ltd.	15,440,715	5,235,923
#	Prinx Chengshan Holding Ltd.	363,500	335,295
	Proya Cosmetics Co. Ltd., Class A	60,400	1,843,581
	Pujiang International Group Ltd.	280,000	96,647
*	PW Medtech Group Ltd.	4,044,000	424,268
	Q Technology Group Co. Ltd.	4,331,000	3,047,001
*Ω	Qeeka Home Cayman, Inc.	84,500	4,433
	Qianhe Condiment & Food Co. Ltd., Class A	336,859	897,143
	Qingdao East Steel Tower Stock Co. Ltd., Class A	341,375	574,270
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	208,401	355,061
	Qingdao Gon Technology Co. Ltd., Class A	138,200	459,181
	Qingdao Haier Biomedical Co. Ltd., Class A	23,212	226,739
	Qingdao Hanhe Cable Co. Ltd., Class A	1,527,052	816,185
#Ω	Qingdao Port International Co. Ltd., Class H	2,041,000	1,027,265
	Qingdao Rural Commercial Bank Corp., Class A	2,004,067	1,027,615
	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	322,619
	Qingdao Topscomm Communication, Inc., Class A	190,760	197,797
	Qingling Motors Co. Ltd., Class H	5,290,000	942,745
	Qinhuangdao Port Co. Ltd., Class H	3,271,000	499,594
*	Qudian, Inc., Sponsored ADR	186,441	201,356
	Radiance Holdings Group Co. Ltd.	911,000	494,746
	Rainbow Digital Commercial Co. Ltd., Class A	409,286	415,710
	Raisecom Technology Co. Ltd., Class A	44,600	43,144
	Rastar Group, Class A	155,600	61,977
	Raytron Technology Co. Ltd., Class A	105,887	572,639
	Realcan Pharmaceutical Group Co. Ltd., Class A	752,100	410,412
#*	Realord Group Holdings Ltd.	326,000	563,267
*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,448,114	1,034,652
#Ω	Redco Properties Group Ltd.	9,752,000	2,712,544

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Redsun Properties Group Ltd.	2,736,000	$959,096
	Renhe Pharmacy Co. Ltd., Class A	413,700	377,955
#	Renrui Human Resources Technology Holdings Ltd.	110,900	99,078
	REXLot Holdings Ltd.	3,197,569	1,589
	Rianlon Corp., Class A	69,100	478,310
	Risen Energy Co. Ltd., Class A	391,784	1,275,275
	RiseSun Real Estate Development Co. Ltd., Class A	2,194,200	1,246,259
	Riyue Heavy Industry Co. Ltd., Class A	115,425	282,939
	Road King Infrastructure Ltd.	2,183,000	1,784,520
	Rongan Property Co. Ltd., Class A	1,869,500	811,468
	Rongsheng Petrochemical Co. Ltd., Class A	2,577,778	5,314,356
#	Ronshine China Holdings Ltd.	3,496,000	1,033,464
	Runjian Co. Ltd., Class A	86,863	368,377
	SAIC Motor Corp. Ltd., Class A	1,057,955	2,541,781
	Sailun Group Co. Ltd., Class A	991,100	1,439,188
	Sanan Optoelectronics Co. Ltd., Class A	617,400	1,690,073
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	477,907
	Sangfor Technologies, Inc., Class A	19,772	265,451
	Sanquan Food Co. Ltd., Class A	477,230	1,412,287
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,181,250	1,227,289
	Sansure Biotech, Inc., Class A	108,468	678,829
	Sany Heavy Equipment International Holdings Co. Ltd.	8,671,500	8,169,239
	Sany Heavy Industry Co. Ltd., Class A	2,592,041	6,449,629
	Satellite Chemical Co. Ltd., Class A	618,660	3,366,556
*	Saurer Intelligent Technology Co. Ltd., Class A	721,700	341,459
	SDIC Power Holdings Co. Ltd., Class A	1,170,516	1,713,495
	Sealand Securities Co. Ltd., Class A	2,693,500	1,365,257
	Seazen Group Ltd.	20,397,047	8,615,435
	Seazen Holdings Co. Ltd., Class A	662,581	2,779,524
*	Secoo Holding Ltd., ADR	31,941	10,943
	S-Enjoy Service Group Co. Ltd.	1,248,000	1,453,118
	SF Holding Co. Ltd., Class A	1,005,551	7,777,474
	SG Micro Corp., Class A	31,900	1,337,228
	SGIS Songshan Co. Ltd., Class A	955,281	530,729
	Shaanxi Coal Industry Co. Ltd., Class A	2,696,400	7,023,590
	Shaanxi Construction Machinery Co. Ltd., Class A	411,000	439,808
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,021,900	3,171,701
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	522,187	1,434,493
#	Shandong Chenming Paper Holdings Ltd., Class H	4,322,533	1,698,232
	Shandong Dawn Polymer Co. Ltd., Class A	6,000	13,773
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	312,400	632,467
Ω	Shandong Gold Mining Co. Ltd., Class H	2,319,250	4,283,829
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	828,619
	Shandong Hi-speed Co. Ltd., Class A	467,325	392,225
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	672,061	3,053,649
	Shandong Humon Smelting Co. Ltd., Class A	612,556	878,360
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	50,600	220,214
	Shandong Linglong Tyre Co. Ltd., Class A	149,220	399,675
	Shandong Longda Meishi Co. Ltd., Class A	561,976	852,219
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	123,700	280,312
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	1,011,200	408,517
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,553,280	1,244,894
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	241,339
	Shandong Pharmaceutical Glass Co. Ltd., Class A	307,900	970,625
	Shandong Publishing & Media Co. Ltd., Class A	391,400	351,230
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	2,185,758
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,197,600	18,321,429
	Shandong Xiantan Co. Ltd., Class A	278,363	349,385
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,473,200	1,246,245

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	421,090	$564,053
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	2,656,426	785,578
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	1,191,954
	Shanghai Bailian Group Co. Ltd., Class A	353,200	595,543
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	164,548	772,122
	Shanghai Baosight Software Co. Ltd., Class A	223,990	1,604,876
	Shanghai Belling Co. Ltd., Class A	398,100	939,312
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	8,284	174,833
	Shanghai Chinafortune Co. Ltd., Class A	436,931	640,633
	Shanghai Construction Group Co. Ltd., Class A	560,435	274,258
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	177,975	302,682
	Shanghai Electric Group Co. Ltd., Class H	9,170,000	2,232,781
	Shanghai Electric Power Co. Ltd., Class A	366,206	491,085
	Shanghai Environment Group Co. Ltd., Class A	428,136	622,482
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	210,598	537,912
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,116,000	9,052,543
#*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,106,000	3,233,409
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,910,000	792,862
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	59,900	255,386
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	189,148	431,879
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	97,000	443,155
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	835,646
	Shanghai Industrial Holdings Ltd.	3,509,000	5,168,893
	Shanghai Industrial Urban Development Group Ltd.	18,047,025	1,572,021
*	Shanghai International Airport Co. Ltd., Class A	151,200	1,125,689
	Shanghai International Port Group Co. Ltd., Class A	1,257,000	1,125,493
	Shanghai Jahwa United Co. Ltd., Class A	109,500	515,264
	Shanghai Jin Jiang Capital Co. Ltd., Class H	17,696,000	6,968,350
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	477,758
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	684,399
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	148,000	200,852
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	81,800	180,100
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	56,400	109,621
	Shanghai Liangxin Electrical Co. Ltd., Class A	146,600	235,555
	Shanghai Lingang Holdings Corp. Ltd., Class A	548,480	1,058,072
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	776,352
	Shanghai M&G Stationery, Inc., Class A	196,799	1,425,588
	Shanghai Maling Aquarius Co. Ltd., Class A	464,700	494,829
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	536,195
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	19,245	462,784
	Shanghai Moons’ Electric Co. Ltd., Class A	87,700	169,750
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,090,200	8,230,718
	Shanghai Pudong Construction Co. Ltd., Class A	377,580	380,593
	Shanghai Pudong Development Bank Co. Ltd., Class A	4,593,955	5,583,178
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	108,360	1,922,567
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	966,883
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	9,600	34,003
	Shanghai Shimao Co. Ltd., Class A	1,465,819	685,321
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	401,600	546,484
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	281,500	316,621
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,275,950
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	411,161	844,419
	Shanghai Wanye Enterprises Co. Ltd., Class A	389,310	901,539
	Shanghai Weaver Network Co. Ltd., Class A	69,424	440,869
	Shanghai Yaoji Technology Co. Ltd., Class A	152,600	335,665
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	927,392
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	693,757	1,216,475
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	652,400	458,243
	Shanxi Blue Flame Holding Co. Ltd., Class A	584,253	956,284

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Co. Ltd., Class A	960,297	$806,393
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,722,781	3,644,784
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,224,800	5,192,343
*	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	2,476,645
	Shanxi Securities Co. Ltd., Class A	811,700	612,938
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,640,700	2,362,719
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	8,166,898
	Shanying International Holding Co. Ltd., Class A	2,257,839	961,144
	Shede Spirits Co. Ltd., Class A	60,500	1,336,921
	Shenergy Co. Ltd., Class A	1,024,033	859,153
*	Shengda Resources Co. Ltd., Class A	319,452	549,644
	Shenghe Resources Holding Co. Ltd., Class A	462,700	1,092,775
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	535,971
	Shenguan Holdings Group Ltd.	4,272,000	262,049
	Shengyi Technology Co. Ltd., Class A	874,382	2,198,332
	Shennan Circuits Co. Ltd., Class A	93,100	1,334,216
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,732,800	570,981
	Shenzhen Agricultural Products Group Co. Ltd., Class A	786,000	708,197
*	Shenzhen Airport Co. Ltd., Class A	842,900	812,149
	Shenzhen Aisidi Co. Ltd., Class A	550,738	598,621
	Shenzhen Anche Technologies Co. Ltd., Class A	78,900	153,717
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	626,500	271,059
	Shenzhen Capchem Technology Co. Ltd., Class A	75,800	759,480
	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	213,255
	Shenzhen Cereals Holdings Co. Ltd., Class A	295,250	318,911
	Shenzhen Changhong Technology Co. Ltd., Class A	236,439	560,751
	Shenzhen Comix Group Co. Ltd., Class A	336,500	276,489
	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	383,757
	Shenzhen Desay Battery Technology Co., Class A	212,094	989,930
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	302,029
	Shenzhen Energy Group Co. Ltd., Class A	817,400	718,759
	Shenzhen Envicool Technology Co. Ltd., Class A	68,204	219,295
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	566,560	658,250
	Shenzhen Expressway Corp. Ltd., Class H	5,262,000	5,411,637
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	562,122	713,300
	Shenzhen FRD Science & Technology Co. Ltd.	14,400	22,039
	Shenzhen Gas Corp. Ltd., Class A	879,816	850,626
	Shenzhen Gongjin Electronics Co. Ltd., Class A	349,403	352,253
	Shenzhen Goodix Technology Co. Ltd., Class A	107,639	914,062
*	Shenzhen Grandland Group Co. Ltd., Class A	228,528	77,548
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	392,200	800,013
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	427,996
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	163,000	119,708
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	298,738
	Shenzhen Inovance Technology Co. Ltd., Class A	382,475	3,314,921
	Shenzhen International Holdings Ltd.	8,908,057	9,540,425
	Shenzhen Investment Ltd.	28,867,674	6,227,788
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	208,600	213,450
	Shenzhen Jinjia Group Co. Ltd., Class A	654,600	864,336
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	452,300	269,879
	Shenzhen Kaifa Technology Co. Ltd., Class A	507,921	746,486
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	46,665	456,329
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	935,244
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	1,014,227
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	177,400	382,073
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	311,700	336,547
	Shenzhen Megmeet Electrical Co. Ltd., Class A	214,625	606,125
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	8,944,422
*	Shenzhen MTC Co. Ltd., Class A	2,442,600	1,185,616

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,374,950	$669,114
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	348,300	247,552
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,974,176	1,803,478
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	256,400	889,217
	Shenzhen SC New Energy Technology Corp., Class A	64,471	575,236
*	Shenzhen SDG Information Co. Ltd., Class A	387,400	270,710
	Shenzhen Sinovatio Technology Co. Ltd., Class A	65,972	212,795
	Shenzhen Sunline Tech Co. Ltd., Class A	264,400	360,271
	Shenzhen Sunlord Electronics Co. Ltd., Class A	386,970	1,460,260
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	402,000	644,422
	Shenzhen Sunway Communication Co. Ltd., Class A	389,354	857,482
	Shenzhen Tagen Group Co. Ltd., Class A	993,100	998,438
	Shenzhen Topband Co. Ltd., Class A	161,500	192,893
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,800	17,319
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	541,500	424,621
	Shenzhen World Union Group, Inc., Class A	1,437,977	703,361
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	845,096	603,940
	Shenzhen Yinghe Technology Co. Ltd., Class A	411,486	1,098,845
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	323,400	396,282
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	238,680	889,938
	Shenzhen Zhenye Group Co. Ltd., Class A	1,013,500	667,125
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,599,950	1,007,673
	Shenzhou International Group Holdings Ltd.	2,041,800	27,705,113
*††	Shenzhou Space Park Group Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	928,000	730,396
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	340,901	1,289,808
#	Shimao Group Holdings Ltd.	7,240,683	4,078,478
	Shinsun Holdings Group Co. Ltd.	958,000	78,982
	Shinva Medical Instrument Co. Ltd., Class A	203,200	520,706
	Shoucheng Holdings Ltd.	14,175,640	1,935,762
	Shougang Fushan Resources Group Ltd.	17,689,294	6,609,978
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	492,377
	Shui On Land Ltd.	28,572,776	4,043,589
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	863,469
*	Sichuan Development Lomon Co. Ltd., Class A	671,600	1,022,525
	Sichuan Expressway Co. Ltd., Class H	5,104,000	1,417,675
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	605,131
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	1,758,444
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	138,219	316,355
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	554,363	1,423,030
*	Sichuan Languang Development Co. Ltd., Class A	1,908,100	495,015
	Sichuan Shuangma Cement Co. Ltd., Class A	383,100	1,012,058
	Sichuan Swellfun Co. Ltd., Class A	145,605	1,548,037
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	77,521	182,331
	Sichuan Yahua Industrial Group Co. Ltd., Class A	189,900	754,628
	Sieyuan Electric Co. Ltd., Class A	354,100	1,602,997
#	Sihuan Pharmaceutical Holdings Group Ltd.	37,176,000	5,867,895
*	Silver Grant International Holdings Group Ltd.	8,640,000	496,557
Ω	Simcere Pharmaceutical Group Ltd.	1,759,000	1,874,893
*	Sinco Pharmaceuticals Holdings Ltd.	1,904,000	417,912
	Sino Biopharmaceutical Ltd.	52,123,495	27,340,417
	Sino Wealth Electronic Ltd., Class A	181,038	1,560,112
	Sinocare, Inc., Class A	155,660	351,317
	Sinochem International Corp., Class A	1,097,037	1,000,031
#	Sinofert Holdings Ltd.	16,518,673	2,754,198
*	Sino-I Technology Ltd.	5,320,000	13,559
	Sinolink Securities Co. Ltd., Class A	703,991	874,061
#*	Sinolink Worldwide Holdings Ltd.	26,451,885	779,881
	Sinoma International Engineering Co., Class A	691,250	813,151

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinoma Science & Technology Co. Ltd., Class A	765,195	$2,331,412
	Sinomach Automobile Co. Ltd., Class A	128,300	118,949
	Sino-Ocean Group Holding Ltd.	24,524,962	4,631,402
	Sinopec Engineering Group Co. Ltd., Class H	10,722,000	5,602,565
	Sinopec Kantons Holdings Ltd.	8,428,000	2,867,371
*	Sinopec Oilfield Service Corp., Class H	16,462,000	1,226,319
	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	29,244	538,958
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	22,013,000	4,118,527
	Sinopharm Group Co. Ltd., Class H	8,204,800	18,880,702
	Sino-Platinum Metals Co. Ltd., Class A	182,260	449,493
	Sinoseal Holding Co. Ltd., Class A	49,027	246,112
	Sinosoft Technology Group Ltd.	4,555,400	247,012
	Sinotrans Ltd., Class H	21,538,000	6,509,117
#	Sinotruk Hong Kong Ltd.	7,254,000	8,773,888
	Skshu Paint Co. Ltd., Class A	65,442	733,114
	Skyfame Realty Holdings Ltd.	23,346,000	252,858
	Skyworth Digital Co. Ltd., Class A	498,399	923,564
*	Skyworth Group Ltd.	12,496,645	6,542,464
††	SMI Culture & Travel Group Holdings Ltd.	4,693,951	56,110
	Smoore International Holdings Ltd.	5,680,000	15,997
	Sobute New Materials Co. Ltd.	47,120	161,104
*	SOHO China Ltd.	16,177,839	2,955,999
#*	Sohu.com Ltd., ADR	86,832	1,344,159
*	Solargiga Energy Holdings Ltd.	5,689,000	249,028
	Songcheng Performance Development Co. Ltd., Class A	429,000	808,947
	SooChow Securities Co. Ltd., Class A	1,173,621	1,199,046
*	Sou Yu Te Group Co. Ltd., Class A	2,298,980	420,730
#*	South Manganese Investment Ltd.	4,644,000	500,415
	Southwest Securities Co. Ltd., Class A	1,543,500	866,978
*	So-Young International, Inc., ADR	18,492	25,149
*	Spring Airlines Co. Ltd., Class A	159,929	1,105,658
*	SPT Energy Group, Inc.	1,386,000	49,482
	SSY Group Ltd.	14,616,506	7,179,921
*	Starrise Media Holdings Ltd.	940,000	18,208
	State Grid Information & Communication Co. Ltd., Class A	556,526	1,031,159
*	STO Express Co. Ltd., Class A	338,900	430,805
††	Suchuang Gas Corp. Ltd.	302,000	35,022
*	Sumavision Technologies Co. Ltd., Class A	658,900	457,786
#	Sun Art Retail Group Ltd.	12,478,000	3,873,337
	Sun King Technology Group Ltd.	4,842,000	1,377,186
	Sun-Create Electronics Co. Ltd., Class A	17,360	97,418
	Sunflower Pharmaceutical Group Co. Ltd., Class A	236,400	664,209
	Sunfly Intelligent Technology Co. Ltd., Class A	348,915	463,790
	Sungrow Power Supply Co. Ltd., Class A	216,050	2,043,720
*	Suning Universal Co. Ltd., Class A	2,672,700	1,413,597
*	Suning.com Co. Ltd., Class A	1,617,449	790,092
	Sunny Optical Technology Group Co. Ltd.	2,316,400	33,758,952
	Sunresin New Materials Co. Ltd., Class A	78,200	790,007
*	Sunsea AIoT Technology Co. Ltd., Class A	95,100	117,862
*Ω	Sunshine 100 China Holdings Ltd.	244,000	11,505
	Sunward Intelligent Equipment Co. Ltd., Class A	467,800	462,419
*	Sunwave Communications Co. Ltd., Class A	300,571	165,992
	Sunwoda Electronic Co. Ltd., Class A	569,900	1,885,124
	Suofeiya Home Collection Co. Ltd., Class A	135,100	416,195
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	785,636
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	524,800	241,825
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	721,467	1,828,052
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,212,947	871,784
	Suzhou Keda Technology Co. Ltd., Class A	17,900	15,560

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suzhou Maxwell Technologies Co. Ltd., Class A	48,672	$2,449,801
	Suzhou Secote Precision Electronic Co. Ltd., Class A	89,760	216,425
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	140,400	1,286,106
	Suzhou TFC Optical Communication Co. Ltd., Class A	166,266	548,254
#	SY Holdings Group Ltd.	315,500	255,887
	Symphony Holdings Ltd.	7,620,000	960,027
	T&S Communications Co. Ltd., Class A	25,000	43,631
*	Tahoe Group Co. Ltd., Class A	208,000	59,150
	Taiji Computer Corp. Ltd., Class A	134,328	348,385
	Tangrenshen Group Co. Ltd., Class A	592,485	671,718
	Tangshan Jidong Cement Co. Ltd., Class A	1,178,107	1,914,717
	TangShan Port Group Co. Ltd., Class A	2,763,230	1,147,503
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,254,839	1,235,769
*	Taung Gold International Ltd.	60,800,000	201,848
	TBEA Co. Ltd., Class A	884,693	2,570,165
	TCL Electronics Holdings Ltd.	8,376,932	3,789,211
	TCL Technology Group Corp., Class A	2,345,700	1,474,473
	Tech-Bank Food Co. Ltd., Class A	787,220	783,942
††	Tech-Pro, Inc.	37,652,000	61,418
	Telling Telecommunication Holding Co. Ltd., Class A	48,000	64,140
	Ten Pao Group Holdings Ltd.	812,000	158,569
	Tencent Holdings Ltd.	16,149,900	761,062,183
*	Tencent Music Entertainment Group, ADR	2,677,591	11,379,762
	Tenfu Cayman Holdings Co. Ltd.	101,000	64,250
††	Tenwow International Holdings Ltd.	2,865,000	26,032
	Three Squirrels, Inc., Class A	145,027	484,075
	Three’s Co. Media Group Co. Ltd., Class A	7,200	128,767
	Thunder Software Technology Co. Ltd., Class A	50,122	703,123
	Tian An China Investment Co. Ltd.	1,286,357	610,015
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,092,171
*Ω	Tian Ge Interactive Holdings Ltd.	1,380,000	137,466
	Tian Lun Gas Holdings Ltd.	1,848,000	1,084,434
*	Tian Shan Development Holding Ltd.	1,584,000	397,665
	Tiande Chemical Holdings Ltd.	44,000	10,324
	Tiangong International Co. Ltd.	7,796,000	2,570,770
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	142,988	595,222
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,474,000	970,244
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,501,451	1,312,592
#	Tianjin Development Holdings Ltd.	2,341,800	509,286
	Tianjin Guangyu Development Co. Ltd., Class A	1,175,105	1,968,131
	Tianjin Port Development Holdings Ltd.	13,285,200	1,080,830
	Tianjin Teda Co. Ltd., Class A	513,200	277,253
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	503,722	2,946,089
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	197,172	582,221
	Tianli Education International Holdings Ltd.	2,060,000	203,401
	Tianma Microelectronics Co. Ltd., Class A	643,800	887,657
#	Tianneng Power International Ltd.	7,627,952	6,355,100
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,677,892
	Tianshui Huatian Technology Co. Ltd., Class A	1,761,007	2,261,129
*	Tianyun International Holdings Ltd.	1,838,000	358,371
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	60,500	320,435
	Tibet Summit Resources Co. Ltd., Class A	417,300	1,219,025
	Tibet Tianlu Co. Ltd., Class A	420,973	352,042
*	Tibet Water Resources Ltd.	6,597,000	404,580
#	Times China Holdings Ltd.	4,582,000	1,624,622
	Tingyi Cayman Islands Holding Corp.	13,634,000	24,884,237
	Titan Wind Energy Suzhou Co. Ltd., Class A	801,600	1,205,764
	Toly Bread Co. Ltd., Class A	514,862	1,064,188
	Tomson Group Ltd.	2,889,780	720,878

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tong Ren Tang Technologies Co. Ltd., Class H	4,438,000	$3,377,605
*	Tongcheng Travel Holdings Ltd.	2,119,600	3,737,642
#*	Tongda Group Holdings Ltd.	48,280,000	814,613
*	Tongdao Liepin Group	193,800	359,037
*	Tongding Interconnection Information Co. Ltd., Class A	634,400	365,214
	TongFu Microelectronics Co. Ltd., Class A	703,415	1,396,619
*	Tongguan Gold Group Ltd.	210,000	20,519
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	714,160	1,092,954
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	32,100	20,412
	Tongkun Group Co. Ltd., Class A	830,766	1,901,966
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	872,900	555,572
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,507,100	1,310,435
	Tongwei Co. Ltd., Class A	971,044	5,983,717
	Tongyu Communication, Inc., Class A	101,785	168,107
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	1,008,731
*	Topchoice Medical Corp., Class A	52,154	1,008,266
	Topsec Technologies Group, Inc., Class A	404,500	562,168
Ω	Topsports International Holdings Ltd.	8,365,000	6,397,974
	Towngas Smart Energy Co. Ltd.	5,831,546	2,879,841
	Transfar Zhilian Co. Ltd., Class A	1,330,500	1,264,944
	TravelSky Technology Ltd., Class H	4,897,938	7,396,743
*	Trigiant Group Ltd.	6,560,000	389,748
*	Trip.com Group Ltd., ADR	1,331,007	31,478,316
#*	Trip.com Group Ltd.	64,000	1,511,272
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	TRS Information Technology Corp. Ltd., Class A	228,100	359,904
	Truly International Holdings Ltd.	13,841,000	3,769,811
Ω	Tsaker Chemical Group Ltd.	220,500	39,877
	Tsingtao Brewery Co. Ltd., Class H	2,182,000	17,665,818
*	TuanChe Ltd., ADR	5,782	13,414
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	40,942
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,084,400	528,370
	Tungkong, Inc., Class A	142,800	146,478
*	Tuniu Corp., Sponsored ADR	88,047	59,872
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	655,722	307,041
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	101,971	2,817,357
	Unilumin Group Co. Ltd., Class A	335,531	282,148
	Uni-President China Holdings Ltd.	10,341,308	9,062,099
	Unisplendour Corp. Ltd., Class A	799,620	2,050,738
	United Energy Group Ltd.	60,135,100	7,072,032
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	742,033	1,350,925
††	Untrade.CTEG	13,136,000	106,802
	Valiant Co. Ltd., Class A	298,327	802,079
	VanJee Technology Co. Ltd., Class A	92,380	220,069
	Vats Liquor Chain Store Management JSC Ltd.,Class A	167,928	920,542
	Vatti Corp. Ltd., Class A	711,700	541,495
Ω	VCredit Holdings Ltd.	109,600	43,604
#*Ω	Venus MedTech Hangzhou, Inc., Class H	279,500	513,108
	Victory Giant Technology Huizhou Co. Ltd., Class A	408,800	1,034,240
#	Vinda International Holdings Ltd.	3,006,000	7,248,056
#*	Viomi Technology Co. Ltd., ADR	23,251	36,504
*	Vipshop Holdings Ltd., ADR	3,761,438	28,812,615
#††Ω	Virscend Education Co. Ltd.	315,000	13,849
	Walvax Biotechnology Co. Ltd., Class A	133,800	1,074,803
*	Wanda Film Holding Co. Ltd., Class A	97,800	168,371
	Wangneng Environment Co. Ltd., Class A	225,633	637,693
	Wangsu Science & Technology Co. Ltd., Class A	1,131,054	816,415
	Wanhua Chemical Group Co. Ltd., Class A	664,114	7,793,000
	Want Want China Holdings Ltd.	36,052,000	32,542,919

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wanxiang Qianchao Co. Ltd., Class A	1,528,119	$1,189,817
	Wasion Holdings Ltd.	4,518,000	1,477,668
	Wasu Media Holding Co. Ltd., Class A	662,100	745,256
#*	Weibo Corp., Sponsored ADR	377,668	8,739,238
	Weichai Power Co. Ltd., Class H	10,763,120	15,035,075
	Weifu High-Technology Group Co. Ltd., Class A	345,247	1,056,507
	Weihai Guangwei Composites Co. Ltd., Class A	143,200	1,076,495
	Weiqiao Textile Co., Class H	3,015,000	839,439
	Wellhope Foods Co. Ltd., Class A	472,044	567,142
*	Wens Foodstuffs Group Co. Ltd., Class A	1,649,680	4,657,696
	West China Cement Ltd.	31,526,000	4,957,296
	Western Securities Co. Ltd., Class A	923,330	867,050
	Western Superconducting Technologies Co. Ltd., Class A	101,388	1,246,752
	Wharf Holdings Ltd.	1,113,000	3,260,978
	Will Semiconductor Co. Ltd., Class A	133,547	3,011,577
	Wingtech Technology Co. Ltd., Class A	184,100	1,811,553
	Winning Health Technology Group Co. Ltd., Class A	345,480	413,609
#	Wisdom Education International Holdings Co. Ltd.	3,038,000	105,888
*	Wison Engineering Services Co. Ltd.	397,000	15,352
	Wolong Electric Group Co. Ltd., Class A	664,093	1,088,460
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,700,443
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	64,900	36,629
	Wuhan Department Store Group Co. Ltd., Class A	339,800	527,288
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	175,600	220,957
	Wuhan Guide Infrared Co. Ltd., Class A	445,694	1,034,660
*	Wuhan P&S Information Technology Co. Ltd., Class A	530,700	370,430
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	77,406	338,900
	Wuhu Token Science Co. Ltd., Class A	1,255,440	1,153,118
	Wuliangye Yibin Co. Ltd., Class A	716,202	17,503,242
	WUS Printed Circuit Kunshan Co. Ltd., Class A	1,195,700	2,335,929
Ω	WuXi AppTec Co. Ltd., Class H	554,960	7,548,449
*Ω	Wuxi Biologics Cayman, Inc.	2,476,500	18,278,577
	Wuxi Boton Technology Co. Ltd., Class A	144,538	306,288
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	262,886	1,736,664
	Wuxi Taiji Industry Co. Ltd., Class A	1,035,556	1,036,580
	XCMG Construction Machinery Co. Ltd., Class A	1,790,700	1,340,937
	XGD, Inc., Class A	248,194	461,398
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,171,000	1,834,300
	Xiamen C & D, Inc., Class A	1,228,188	2,683,956
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	324,826	405,170
	Xiamen Faratronic Co. Ltd., Class A	68,958	1,516,948
	Xiamen International Airport Co. Ltd., Class A	90,112	198,735
	Xiamen International Port Co. Ltd., Class H	7,119,338	782,142
	Xiamen Intretech, Inc., Class A	234,365	726,007
	Xiamen ITG Group Corp. Ltd., Class A	837,063	943,751
	Xiamen Kingdomway Group Co., Class A	220,629	702,911
	Xiamen Tungsten Co. Ltd., Class A	540,241	1,279,911
	Xiamen Xiangyu Co. Ltd., Class A	980,100	1,295,339
	Xi’an Triangle Defense Co. Ltd., Class A	172,738	1,010,536
	Xiandai Investment Co. Ltd., Class A	324,556	199,792
	Xianhe Co. Ltd., Class A	35,700	106,653
*Ω	Xiaomi Corp., Class B	40,639,200	61,866,607
	Xilinmen Furniture Co. Ltd., Class A	155,900	554,734
*	Xinchen China Power Holdings Ltd.	284,000	14,730
	Xinfengming Group Co. Ltd., Class A	521,692	745,576
	Xingda International Holdings Ltd.	8,237,224	1,476,921
	Xingfa Aluminium Holdings Ltd.	348,000	459,177
	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	744,202
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	2,993,000	2,128,964

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinhuanet Co. Ltd., Class A	13,100	$29,674
*	Xinji Shaxi Group Co. Ltd.	276,000	9,651
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,229,784	6,011,981
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	994,235
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	651,915
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	3,321,000	561,984
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	770,200	858,755
#	Xinte Energy Co. Ltd., Class H	3,001,600	6,520,056
	Xinxiang Chemical Fiber Co. Ltd., Class A	887,700	475,933
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,735,400	1,261,403
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	520,200	1,220,619
	Xinyi Energy Holdings Ltd.	8,866,000	4,742,499
	Xinyi Solar Holdings Ltd.	25,438,006	37,811,678
	Xinyu Iron & Steel Co. Ltd., Class A	1,443,700	1,245,218
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	236,148
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	72,300	145,805
#	Xtep International Holdings Ltd.	9,132,394	13,285,953
	Xuji Electric Co. Ltd., Class A	390,300	918,672
*	Xunlei Ltd., ADR	133,711	185,858
Ω	Yadea Group Holdings Ltd.	8,982,000	13,538,526
*	YaGuang Technology Group Co. Ltd., Class A	638,300	503,782
*	Yanchang Petroleum International Ltd.	19,060,000	126,021
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	534,500	693,116
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	1,480,013
#	Yankuang Energy Group Co. Ltd., Class H	13,398,000	37,797,993
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	99,612	398,836
	Yantai China Pet Foods Co. Ltd., Class A	14,800	45,096
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	276,494	446,035
	Yantai Eddie Precision Machinery Co. Ltd., Class A	241,330	698,251
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	337,392	1,575,728
	YanTai Shuangta Food Co. Ltd., Class A	573,500	623,282
	Yantai Tayho Advanced Materials Co. Ltd., Class A	325,000	643,487
	Yantai Zhenghai Bio-tech Co. Ltd.	22,700	187,843
*	Yashili International Holdings Ltd.	3,689,000	396,630
#*	Yeahka Ltd.	156,800	407,889
	Yealink Network Technology Corp. Ltd., Class A	149,486	1,753,756
	Yeebo International Holdings Ltd.	32,000	10,119
	YGSOFT, Inc., Class A	186,880	161,829
*	Yibin Tianyuan Group Co. Ltd., Class A	261,800	349,519
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,508,800	964,408
*	Yida China Holdings Ltd.	612,000	32,289
	Yifan Pharmaceutical Co. Ltd., Class A	450,600	805,831
	Yifeng Pharmacy Chain Co. Ltd., Class A	181,519	1,008,520
	Yihai International Holding Ltd.	2,598,000	7,313,571
	Yijiahe Technology Co. Ltd., Class A	67,235	420,803
#	Yincheng International Holding Co. Ltd.	154,000	52,921
	Yintai Gold Co. Ltd., Class A	1,225,580	1,728,088
	Yipinhong Pharmaceutical Co. Ltd., Class A	74,160	311,837
	Yip’s Chemical Holdings Ltd.	1,348,000	692,680
*	Yiren Digital Ltd., Sponsored ADR	171,846	352,284
#*Ω	Yixin Group Ltd.	918,500	92,653
	Yixintang Pharmaceutical Group Co. Ltd., Class A	170,578	521,812
	Yonghui Superstores Co. Ltd., Class A	1,790,087	1,197,537
	Yonyou Network Technology Co. Ltd., Class A	251,043	721,892
	Yotrio Group Co. Ltd., Class A	1,341,100	668,588
	Youngor Group Co. Ltd., Class A	1,155,200	1,192,718
*	Youzu Interactive Co. Ltd., Class A	412,500	567,466
	YTO Express Group Co. Ltd., Class A	366,975	993,292
*	Yuan Heng Gas Holdings Ltd.	1,992,000	113,963

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuexiu Property Co. Ltd.	15,109,956	$15,722,112
	Yuexiu Transport Infrastructure Ltd.	4,787,415	3,055,082
	Yum China Holdings, Inc.	1,344,850	56,212,827
	Yunda Holding Co. Ltd., Class A	1,038,086	2,408,380
*	Yunji, Inc.	6,100	6,527
*	Yunnan Aluminium Co. Ltd., Class A	1,455,900	2,276,621
	Yunnan Baiyao Group Co. Ltd., Class A	201,698	2,324,169
	Yunnan Copper Co. Ltd., Class A	674,900	1,058,216
	Yunnan Energy New Material Co. Ltd., Class A	119,576	3,641,987
*	Yunnan Tin Co. Ltd., Class A	758,300	2,042,418
	Yunnan Water Investment Co. Ltd., Class H	245,000	14,882
	Yusys Technologies Co. Ltd., Class A	175,400	395,811
	Yutong Bus Co. Ltd., Class A	582,006	665,130
	Yuzhou Group Holdings Co. Ltd.	13,048,867	922,936
#	Zai Lab Ltd.	39,000	158,921
	ZBOM Home Collection Co. Ltd., Class A	107,676	332,265
#	Zepp Health Corp., ADR	32,848	79,492
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	77,303	3,562,238
#	Zhaojin Mining Industry Co. Ltd., Class H	6,890,166	6,549,601
	Zhefu Holding Group Co. Ltd., Class A	1,274,731	860,980
*	Zhejiang Century Huatong Group Co. Ltd., Class A	2,083,560	1,495,617
	Zhejiang China Commodities City Group Co. Ltd., Class A	1,353,100	1,040,838
	Zhejiang Chint Electrics Co. Ltd., Class A	447,538	2,191,920
	Zhejiang Communications Technology Co. Ltd.	569,800	586,019
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	363,600	243,023
	Zhejiang Crystal-Optech Co. Ltd., Class A	537,962	762,484
	Zhejiang Dahua Technology Co. Ltd., Class A	644,800	1,620,055
	Zhejiang Dingli Machinery Co. Ltd., Class A	179,098	1,004,274
	Zhejiang Expressway Co. Ltd., Class H	8,592,000	7,083,283
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	247,048	467,668
#*††	Zhejiang Glass Co. Ltd.	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	897,361	1,225,971
	Zhejiang HangKe Technology, Inc. Co., Class A	27,841	182,855
	Zhejiang Hangmin Co. Ltd., Class A	499,200	384,470
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	515,324	490,388
	Zhejiang Huace Film & Television Co. Ltd., Class A	964,400	630,501
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	513,111	1,177,037
	Zhejiang Huayou Cobalt Co. Ltd., Class A	107,900	1,332,657
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	1,026,300	1,615,050
	Zhejiang Jianfeng Group Co. Ltd., Class A	156,321	322,457
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,312	525,879
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	230,870	1,747,340
*	Zhejiang Jingu Co. Ltd., Class A	742,150	575,136
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	419,520	549,131
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,438,100	724,983
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	472,884	1,080,866
	Zhejiang Juhua Co. Ltd., Class A	1,042,220	1,781,049
	Zhejiang Longsheng Group Co. Ltd., Class A	1,126,934	1,715,530
	Zhejiang Medicine Co. Ltd., Class A	478,300	911,000
	Zhejiang Meida Industrial Co. Ltd., Class A	482,600	1,026,575
	Zhejiang Narada Power Source Co. Ltd., Class A	545,152	884,488
	Zhejiang NHU Co. Ltd., Class A	637,816	2,579,857
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,615,213	892,697
	Zhejiang Runtu Co. Ltd., Class A	494,850	581,800
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	683,652	1,720,628
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	123,620	342,032
	Zhejiang Semir Garment Co. Ltd., Class A	1,294,425	1,272,928
*	Zhejiang Shibao Co. Ltd., Class H	406,000	70,867
	Zhejiang Southeast Space Frame Co. Ltd., Class A	352,700	461,351

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	108,200	$730,866
	Zhejiang Supor Co. Ltd., Class A	124,369	1,034,727
	Zhejiang Tiantie Industry Co. Ltd., Class A	241,400	517,034
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	171,802	824,716
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,117,947	635,847
	Zhejiang Wanliyang Co. Ltd., Class A	938,141	938,436
	Zhejiang Wanma Co. Ltd., Class A	547,700	538,639
	Zhejiang Wansheng Co. Ltd., Class A	54,300	131,949
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	481,055	1,780,856
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,274,450
	Zhejiang Windey Co. Ltd., Class A	60,660	133,416
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	773,432
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	375,450	503,879
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	445,884	1,157,000
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	208,270
	Zhejiang Yasha Decoration Co. Ltd., Class A	732,900	515,645
	Zhejiang Yinlun Machinery Co. Ltd., Class A	355,400	414,466
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	221,833
	Zhende Medical Co. Ltd., Class A	24,000	118,949
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,967,000	2,065,167
	Zheshang Securities Co. Ltd., Class A	493,700	683,368
*	Zhong An Group Ltd.	14,556,888	553,076
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,929,000	10,070,899
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	217,040
	Zhongji Innolight Co. Ltd., Class A	251,965	1,165,083
	Zhongjin Gold Corp. Ltd., Class A	744,900	815,396
	Zhongliang Holdings Group Co. Ltd.	93,000	29,850
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	920,500	691,686
	Zhongshan Public Utilities Group Co. Ltd., Class A	232,600	268,729
	Zhongsheng Group Holdings Ltd.	4,893,500	32,335,344
*	Zhongtian Financial Group Co. Ltd., Class A	4,849,800	1,569,708
	Zhongyu Energy Holdings Ltd.	1,544,550	1,356,650
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	315,340
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	7,013,500	3,609,567
	Zhuguang Holdings Group Co. Ltd.	886,000	161,520
	Zhuhai Bojay Electronics Co. Ltd., Class A	43,727	213,157
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	317,700	360,370
	Zhuzhou CRRC Times Electric Co.	3,008,250	11,826,245
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	162,500	1,241,240
	Zhuzhou Kibing Group Co. Ltd., Class A	1,189,600	1,981,254
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	1,060,721	1,134,327
	Zijin Mining Group Co. Ltd., Class H	22,722,000	33,085,685
*	ZJBC Information Technology Co. Ltd., Class A	474,980	201,280
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,690,600	4,496,734
	ZTE Corp., Class H	2,796,592	5,871,739
	ZTO Express Cayman, Inc., ADR	1,119,664	30,801,957

TOTAL CHINA			7,277,781,976

COLOMBIA — (0.2%)
*	BAC Holding International Corp.	19,082,282	1,385,611
	Banco de Bogota SA	95,297	1,215,169
	Bancolombia SA, Sponsored ADR	119,912	4,648,988
	Bancolombia SA	515,942	5,060,351
	Bolsa de Valores de Colombia	20,739	50,013
	Celsia SA ESP	1,373,843	1,482,140
	Cementos Argos SA	2,109,030	3,199,779
*	CEMEX Latam Holdings SA	832,855	578,664
*	Corp. Financiera Colombiana SA	303,750	2,225,556
	Ecopetrol SA	10,886,599	8,818,200

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Grupo Argos SA	500,491	$1,820,887
	Grupo Aval Acciones y Valores SA, ADR	45,906	191,887
	Grupo Energia Bogota SA ESP	3,255,367	2,072,644
	Interconexion Electrica SA ESP	1,401,690	7,706,108
	Mineros SA	248,283	203,557
	Promigas SA ESP	42,683	75,110

TOTAL COLOMBIA			40,734,664

CZECH REPUBLIC — (0.1%)
	CEZ AS	609,562	26,129,221
	Komercni Banka AS	172,538	5,666,134
Ω	Moneta Money Bank AS	162,482	608,358
	Philip Morris CR AS	2,206	1,662,317

TOTAL CZECH REPUBLIC			34,066,030

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	4,812,005	10,817,272
*	Egyptian Financial Group-Hermes Holding Co.,GDR	110,289	220,682

TOTAL EGYPT			11,037,954

GREECE — (0.3%)
*	Aegean Airlines SA	226,558	1,266,167
*	Alpha Services & Holdings SA	1,763,471	1,985,038
	Athens Water Supply & Sewage Co. SA	154,173	1,150,154
	Autohellas Tourist & Trading SA	43,104	422,137
	Bank of Greece	18,517	348,540
*	Ellaktor SA	569,294	816,189
	ElvalHalcor SA	108,018	189,661
	Entersoft SA Software Development & Related Services Co.	13,771	75,787
*	Eurobank Ergasias Services & Holdings SA, Class A	2,824,800	2,919,555
*††	FF Group	156,853	148,925
*	Fourlis Holdings SA	265,756	1,036,102
*	GEK Terna Holding Real Estate Construction SA	301,977	3,098,263
	Hellenic Exchanges - Athens Stock Exchange SA	227,628	893,479
	Hellenic Petroleum Holdings SA	197,295	1,490,895
	Hellenic Telecommunications Organization SA	524,815	10,096,419
	Holding Co. ADMIE IPTO SA	493,275	1,183,077
*	Intracom Holdings SA	271,969	488,884
*	Intracom SA Technical & Steel Constructions	8,685	20,892
	JUMBO SA	248,670	4,030,411
*	LAMDA Development SA	282,927	1,925,595
	Motor Oil Hellas Corinth Refineries SA	240,261	3,800,966
	Mytilineos SA	289,423	5,359,495
*	National Bank of Greece SA	1,192,891	4,731,575
	OPAP SA	597,395	8,854,814
*	Piraeus Financial Holdings SA	129,110	186,391
	Piraeus Port Authority SA	29,162	531,033
*	Public Power Corp. SA	472,863	3,785,890
	Quest Holdings SA	97,048	594,464
	Sarantis SA	82,360	629,595
	Terna Energy SA	172,957	3,232,539
	Thrace Plastics Holding & Co.	4,658	22,998
	Titan Cement International SA	211,217	2,970,605

TOTAL GREECE			68,286,535

HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
††	CECEP COSTIN New Materials Group Ltd.	2,583,000	$37,032
*	China Bright Culture Group	636,000	22,454
*	DeTai New Energy Group Ltd.	1,080,000	2,731
*Ω	ESR Cayman Ltd.	28,600	86,818
	Henan Jinma Energy Co. Ltd., Class H	336,000	163,848
††	Huishan Dairy	1,990,720	5,480
*††	Karce Co. Ltd.	1,662,000	0
*††	Magnum Uranium Corp.	1,020,000	0
	My Medicare	4,480,000	24,607
*††	Realgold Resources Corp.	640,000	0
*††	Superb Summit International Group Ltd.	95,000	0
	Texhong Textile Group Ltd.	454,000	545,968
*††	Untrade Youyuan Holdings	4,273,760	0
*††	Untrade. C Fiber Optic	4,584,800	0

TOTAL HONG KONG			888,938

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	3,019,611	3,268,012
#	MASTERPLAST Nyrt	3,340	38,196
	MOL Hungarian Oil & Gas PLC	2,776,286	23,540,446
*	Opus Global Nyrt	110,084	61,399
#*	OTP Bank Nyrt	472,868	14,105,378
	Richter Gedeon Nyrt	227,379	4,536,684

TOTAL HUNGARY			45,550,115

INDIA — (14.8%)
	63 Moons Technologies Ltd.	29,072	83,285
	Aarti Drugs Ltd.	164,889	990,135
	Aarti Industries Ltd.	822,262	9,457,609
	ABB India Ltd.	2,662	72,944
	Abbott India Ltd.	9,321	2,076,959
	ACC Ltd.	323,173	9,800,980
	Accelya Solutions India Ltd.	3,197	40,211
	Action Construction Equipment Ltd.	192,400	601,405
	Adani Enterprises Ltd.	874,136	26,519,859
*	Adani Green Energy Ltd.	1,214,839	45,385,507
	Adani Ports & Special Economic Zone Ltd.	1,804,674	20,058,021
*	Adani Power Ltd.	8,191,138	29,922,579
	Adani Total Gas Ltd.	501,739	16,108,138
*	Adani Transmission Ltd.	1,505,225	54,226,783
	ADF Foods Ltd.	8,957	87,632
*	Aditya Birla Capital Ltd.	4,196,277	6,550,591
	Advanced Enzyme Technologies Ltd.	164,538	646,568
	Aegis Logistics Ltd.	805,561	2,314,608
	Agro Tech Foods Ltd.	48,493	575,704
*	Ahluwalia Contracts India Ltd.	72,902	498,256
	AIA Engineering Ltd.	236,029	5,939,181
	Ajanta Pharma Ltd.	255,932	5,756,921
	Akzo Nobel India Ltd.	62,430	1,532,891
	Alembic Ltd.	638,846	643,005
	Alembic Pharmaceuticals Ltd.	482,844	4,904,960
	Alkem Laboratories Ltd.	33,377	1,419,481
	Alkyl Amines Chemicals	35,914	1,481,053
	Allcargo Logistics Ltd.	594,723	2,731,352
*	Alok Industries Ltd.	5,254,074	1,745,613
	Amara Raja Batteries Ltd.	521,709	3,798,707
*	Amber Enterprises India Ltd.	516	24,745
	Ambuja Cements Ltd.	2,421,606	11,710,786

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Amrutanjan Health Care Ltd.	37,974	$445,097
*††	Amtek Auto Ltd.	876,612	5,913
	Anant Raj Ltd.	469,437	382,727
	Andhra Sugars Ltd.	299,145	627,820
	Apar Industries Ltd.	53,112	464,702
	Apcotex Industries Ltd.	43,680	335,290
*	APL Apollo Tubes Ltd.	640,794	8,531,831
	Apollo Hospitals Enterprise Ltd.	266,351	15,373,818
	Apollo Tyres Ltd.	3,179,959	8,426,966
*	Arvind Fashions Ltd.	418,283	1,552,953
*	Arvind Ltd.	1,165,711	1,863,546
*	Arvind SmartSpaces Ltd.	6,164	15,708
	Asahi India Glass Ltd.	381,455	2,291,543
	Ashiana Housing Ltd.	99,975	196,197
	Ashok Leyland Ltd.	4,796,387	7,879,488
*	Ashoka Buildcon Ltd.	1,019,675	1,142,629
	Asian Granito India Ltd.	27,715	26,200
	Asian Paints Ltd.	877,857	37,027,593
	Astec Lifesciences Ltd.	19,847	465,583
*Ω	Aster DM Healthcare Ltd.	486,308	1,222,318
	Astra Microwave Products Ltd.	256,737	843,354
	Astral Ltd.	303,462	8,490,054
	AstraZeneca Pharma India Ltd.	11,151	401,649
	Atul Ltd.	101,307	11,723,385
*Ω	AU Small Finance Bank Ltd.	209,565	3,771,335
	Aurobindo Pharma Ltd.	1,889,453	15,428,427
	Automotive Axles Ltd.	34,850	726,860
	Avanti Feeds Ltd.	266,096	1,506,281
*Ω	Avenue Supermarts Ltd.	27,767	1,417,862
*	Axis Bank Ltd.	5,368,430	50,702,961
	Bajaj Auto Ltd.	221,161	10,749,709
	Bajaj Consumer Care Ltd.	583,420	1,274,373
*	Bajaj Electricals Ltd.	99,248	1,415,884
	Bajaj Finance Ltd.	304,243	26,199,796
	Bajaj Finserv Ltd.	65,424	12,599,616
*	Bajaj Hindusthan Sugar Ltd.	3,387,463	753,352
	Bajaj Holdings & Investment Ltd.	188,514	12,748,646
	Balaji Amines Ltd.	86,891	3,645,921
	Balkrishna Industries Ltd.	541,031	15,005,538
	Balmer Lawrie & Co. Ltd.	543,906	842,065
	Balrampur Chini Mills Ltd.	1,232,118	7,115,498
	Banco Products India Ltd.	45,843	84,262
Ω	Bandhan Bank Ltd.	202,987	877,854
*	Bank of Baroda	4,416,898	6,440,026
*	Bank of India	1,784,771	1,111,511
*	Bank of Maharashtra	2,168,116	502,111
	Bannari Amman Sugars Ltd.	6,325	220,990
	BASF India Ltd.	58,487	2,049,502
	Bayer CropScience Ltd.	12,384	749,390
	BEML Ltd.	119,655	2,572,266
	Berger Paints India Ltd.	821,294	7,704,362
*	BF Utilities Ltd.	41,050	203,528
	Bhansali Engineering Polymers Ltd.	477,299	778,503
	Bharat Bijlee Ltd.	11,237	249,306
	Bharat Dynamics Ltd.	131,288	1,275,495
	Bharat Electronics Ltd.	5,168,094	15,938,390
	Bharat Forge Ltd.	967,385	8,818,712
*	Bharat Heavy Electricals Ltd.	5,919,610	4,030,300
	Bharat Petroleum Corp. Ltd.	1,729,304	8,141,421

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bharat Rasayan Ltd.	4,697	$858,765
*	Bharti Airtel Ltd.	6,407,864	61,539,921
*	Bharti Airtel Ltd.	350,630	1,557,323
*	Biocon Ltd.	1,138,057	5,487,640
	Birla Corp. Ltd.	183,388	2,597,317
	Birlasoft Ltd.	1,368,914	7,295,904
*	Black Box Ltd.	7,566	77,451
	Bliss Gvs Pharma Ltd.	391,359	409,201
	BLS International Services Ltd.	17,969	84,327
	Blue Dart Express Ltd.	32,816	2,905,880
	Blue Star Ltd.	208,813	3,106,040
	Bodal Chemicals Ltd.	343,527	489,389
	Bombay Burmah Trading Co.	33,305	437,135
*	Bombay Dyeing & Manufacturing Co. Ltd.	429,321	690,672
	Borosil Ltd.	9,142	40,286
*	Borosil Renewables Ltd.	103,086	938,405
	Bosch Ltd.	16,238	3,064,575
	Brigade Enterprises Ltd.	571,377	3,361,753
	Brightcom Group Ltd.	289,082	313,704
	Britannia Industries Ltd.	197,646	8,457,604
	BSE Ltd.	361,765	4,242,746
*	Camlin Fine Sciences Ltd.	227,404	361,889
	Can Fin Homes Ltd.	460,779	3,534,525
*	Canara Bank	1,780,371	5,284,387
*	Capacit’e Infraprojects Ltd.	93,464	165,562
	Caplin Point Laboratories Ltd.	168,065	1,548,056
	Carborundum Universal Ltd.	458,552	4,648,387
	Care Ratings Ltd.	108,322	649,678
	Castrol India Ltd.	2,118,924	2,984,791
	CCL Products India Ltd.	569,367	3,029,329
	Ceat Ltd.	209,196	3,079,738
*	Central Bank of India Ltd.	2,584,311	624,888
	Central Depository Services India Ltd.	247,546	4,425,351
	Century Enka Ltd.	42,341	324,478
	Century Plyboards India Ltd.	467,283	3,862,652
	Century Textiles & Industries Ltd.	297,760	3,217,067
	Cera Sanitaryware Ltd.	34,142	1,854,702
	CESC Ltd.	4,066,503	4,519,173
*	CG Power & Industrial Solutions Ltd.	3,090,750	7,939,591
	Chambal Fertilisers & Chemicals Ltd.	1,732,318	10,256,015
*	Chennai Petroleum Corp. Ltd.	163,396	591,655
††	Chennai Super Kings Cricket Ltd.	2,606,099	14,384
	Cholamandalam Financial Holdings Ltd.	531,569	4,496,412
	Cholamandalam Investment & Finance Co. Ltd.	2,119,847	20,472,333
	Cigniti Technologies Ltd.	38,545	219,561
	Cipla Ltd.	1,598,801	20,380,685
	City Union Bank Ltd.	2,337,958	4,167,777
	Clariant Chemicals India Ltd.	16,520	105,117
	Coal India Ltd.	3,129,065	7,419,902
Ω	Cochin Shipyard Ltd.	172,541	753,745
	Coforge Ltd.	95,290	5,187,631
	Colgate-Palmolive India Ltd.	293,610	6,353,325
	Computer Age Management Services Ltd.	49,987	1,596,462
	Container Corp. of India Ltd.	860,945	7,259,093
	Coromandel International Ltd.	902,801	10,509,762
	Cosmo Films Ltd.	48,293	1,188,022
*	CreditAccess Grameen Ltd.	64,229	866,593
	CRISIL Ltd.	105,671	5,119,969
	Crompton Greaves Consumer Electricals Ltd.	3,448,088	17,232,081

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	CSB Bank Ltd.	110,160	$306,708
	Cummins India Ltd.	432,784	5,800,865
	Cyient Ltd.	359,724	4,135,951
*	D B Realty Ltd.	117,890	136,565
	Dabur India Ltd.	1,213,038	8,790,332
	Dalmia Bharat Ltd.	422,718	8,351,864
	Dalmia Bharat Sugar & Industries Ltd.	80,037	491,296
	DB Corp. Ltd.	214,105	251,707
*	DCB Bank Ltd.	1,883,022	1,950,289
	DCM Shriram Ltd.	386,494	5,921,864
*	DCW Ltd.	639,493	390,990
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	425,337	3,697,743
	Deepak Nitrite Ltd.	241,579	7,259,945
	Delta Corp. Ltd.	789,578	2,727,866
*	DEN Networks Ltd.	258,576	137,403
	Dhampur Sugar Mills Ltd.	356,017	2,410,095
*	Dhani Services Ltd.	1,230,931	872,477
	Dhanuka Agritech Ltd.	90,763	844,596
Ω	Dilip Buildcon Ltd.	266,608	913,473
*	Dish TV India Ltd.	6,817,205	1,451,564
*	Dishman Carbogen Amcis Ltd.	503,851	1,071,903
	Divi’s Laboratories Ltd.	218,579	12,745,889
	Dixon Technologies India Ltd.	99,475	5,629,749
	DLF Ltd.	1,545,976	7,411,574
	Dollar Industries Ltd.	47,022	352,663
Ω	Dr Lal PathLabs Ltd.	132,515	4,483,454
	Dr Reddy’s Laboratories Ltd., ADR	252,419	13,549,852
	Dr Reddy’s Laboratories Ltd.	135,214	7,293,059
*	DRC Systems India Ltd.	17,460	9,810
*	Dredging Corp. of India Ltd.	38,599	173,703
	Dwarikesh Sugar Industries Ltd.	620,913	1,017,923
*	Dynamatic Technologies Ltd.	8,762	263,040
	eClerx Services Ltd.	133,900	4,206,780
	Edelweiss Financial Services Ltd.	3,161,290	2,461,123
	Eicher Motors Ltd.	480,477	16,400,774
	EID Parry India Ltd.	737,536	5,138,903
*	EIH Associated Hotels	15,903	96,505
*	EIH Ltd.	969,216	2,009,253
	Electrosteel Castings Ltd.	1,368,182	679,099
	Elgi Equipments Ltd.	471,279	2,117,335
	Emami Ltd.	993,358	6,338,840
Ω	Endurance Technologies Ltd.	87,234	1,390,111
	Engineers India Ltd.	1,913,056	1,598,393
	EPL Ltd.	394,210	864,252
*Ω	Equitas Small Finance Bank Ltd.	432,787	306,479
Ω	Eris Lifesciences Ltd.	71,633	639,790
	ESAB India Ltd.	7,518	320,536
	Escorts Ltd.	239,830	5,091,659
*	Eveready Industries India Ltd.	169,753	707,459
	Everest Industries Ltd.	32,305	245,139
	Everest Kanto Cylinder Ltd.	129,775	328,975
	Excel Industries Ltd.	20,601	384,281
	Exide Industries Ltd.	3,185,773	6,325,491
*	FDC Ltd.	381,711	1,330,129
	Federal Bank Ltd.	13,902,262	17,301,267
	FIEM Industries Ltd.	18,146	227,113
	Filatex India Ltd.	619,583	946,371
	Fine Organic Industries Ltd.	17,128	1,000,854
	Finolex Cables Ltd.	550,383	2,862,928

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Finolex Industries Ltd.	2,119,033	$4,285,293
	Firstsource Solutions Ltd.	1,906,716	3,075,754
	Force Motors Ltd.	18,266	282,702
*	Fortis Healthcare Ltd.	1,933,938	6,703,453
*	Future Consumer Ltd.	995,208	29,160
	Gabriel India Ltd.	542,065	834,681
	GAIL India Ltd.	7,434,171	15,373,677
	Galaxy Surfactants Ltd.	18,255	689,413
	Ganesh Housing Corp. Ltd.	12,676	50,235
	Garden Reach Shipbuilders & Engineers Ltd.	88,765	327,908
	Garware Technical Fibres Ltd.	59,352	2,359,202
*	Gateway Distriparks Ltd.	1,882,656	1,838,510
*	Gati Ltd.	238,356	529,526
*	Gayatri Projects Ltd.	182,707	49,561
	GE Power India Ltd.	34,023	77,813
*	GE T&D India Ltd.	193,102	311,340
*Ω	General Insurance Corp. of India.	263,936	456,365
	Genus Power Infrastructures Ltd.	214,300	287,954
	Geojit Financial Services Ltd.	192,259	164,818
	GHCL Ltd.	537,987	4,335,991
	GIC Housing Finance Ltd.	132,040	245,259
	Gillette India Ltd.	31,929	2,210,475
	GlaxoSmithKline Pharmaceuticals Ltd.	81,258	1,661,627
	Glenmark Pharmaceuticals Ltd.	1,203,448	6,890,047
	GMM Pfaudler Ltd.	3,912	229,521
	GOCL Corp. Ltd.	2,224	7,705
	Godawari Power & Ispat Ltd.	99,092	536,300
	Godfrey Phillips India Ltd.	120,418	1,897,811
Ω	Godrej Agrovet Ltd.	35,418	252,334
*	Godrej Consumer Products Ltd.	1,110,853	11,275,133
*	Godrej Industries Ltd.	334,110	2,143,417
*	Godrej Properties Ltd.	239,699	4,864,552
	Goodyear India Ltd.	19,816	234,524
	Granules India Ltd.	1,211,240	4,427,086
	Graphite India Ltd.	451,086	3,069,134
	Grasim Industries Ltd.	862,044	18,866,733
	Grauer & Weil India Ltd.	175,243	164,007
	Gravita India Ltd.	52,395	213,418
	Great Eastern Shipping Co. Ltd. (The)	634,465	3,215,804
	Greaves Cotton Ltd.	534,229	1,142,575
	Greenlam Industries Ltd.	55,498	255,937
	Greenpanel Industries Ltd.	204,286	1,602,587
	Greenply Industries Ltd.	291,444	793,562
	Grindwell Norton Ltd.	112,177	2,494,225
	Gujarat Alkalies & Chemicals Ltd.	266,388	3,453,024
	Gujarat Ambuja Exports Ltd.	591,164	2,543,845
	Gujarat Fluorochemicals Ltd.	264,390	9,629,812
	Gujarat Gas Ltd.	991,104	6,217,360
	Gujarat Industries Power Co. Ltd.	205,198	248,990
	Gujarat Mineral Development Corp. Ltd.	564,320	1,354,610
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	712,590	7,692,342
	Gujarat Pipavav Port Ltd.	1,721,906	1,958,529
	Gujarat State Fertilizers & Chemicals Ltd.	1,423,181	3,167,551
	Gujarat State Petronet Ltd.	2,027,431	6,893,511
	Gulf Oil Lubricants India Ltd.	114,263	633,884
*	Hathway Cable & Datacom Ltd.	1,884,450	492,361
	Hatsun Agro Product Ltd.	115,430	1,585,421
	Havells India Ltd.	656,364	11,156,810
	HBL Power Systems Ltd.	488,705	551,273

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HCL Technologies Ltd.	3,068,049	$43,233,554
Ω	HDFC Asset Management Co. Ltd.	62,249	1,644,431
	HDFC Bank Ltd.	5,402,815	96,678,854
Ω	HDFC Life Insurance Co. Ltd.	725,825	5,495,938
*	HealthCare Global Enterprises Ltd.	95,891	354,120
	HEG Ltd.	78,554	1,248,087
	HeidelbergCement India Ltd.	530,593	1,395,154
	Heritage Foods Ltd.	104,703	427,180
	Hero MotoCorp Ltd.	493,516	15,982,671
	Hester Biosciences Ltd.	11,022	373,395
	HFCL Ltd.	5,058,421	4,828,634
	HG Infra Engineering Ltd.	71,704	576,244
	Hikal Ltd.	352,326	1,823,172
	HIL Ltd.	19,709	978,254
	Himadri Speciality Chemical Ltd.	1,578,999	1,425,635
	Himatsingka Seide Ltd.	115,825	222,650
	Hindalco Industries Ltd.	6,815,025	42,494,514
	Hinduja Global Solutions Ltd.	130,930	1,735,515
	Hindustan Aeronautics Ltd.	121,835	2,523,304
*	Hindustan Construction Co. Ltd.	2,655,838	544,485
	Hindustan Copper Ltd.	1,216,589	1,771,720
*	Hindustan Oil Exploration Co. Ltd.	233,382	611,382
	Hindustan Petroleum Corp. Ltd.	2,607,654	9,190,325
	Hindustan Unilever Ltd.	1,697,817	49,551,864
	Hitachi Energy India Ltd.	24,496	1,005,980
	Hle Glascoat Ltd.	4,636	280,535
	Honda India Power Products Ltd.	16,833	316,388
	Honeywell Automation India Ltd.	7,684	3,999,731
	Housing Development Finance Corp. Ltd.	2,068,521	59,608,575
	HSIL Ltd.	110,520	454,519
	Huhtamaki India Ltd.	112,861	289,284
	I G Petrochemicals Ltd.	56,478	547,342
#	ICICI Bank Ltd., Sponsored ADR	4,405,288	83,876,684
	ICICI Bank Ltd.	701,916	6,745,294
Ω	ICICI Lombard General Insurance Co. Ltd.	206,635	3,446,889
Ω	ICICI Prudential Life Insurance Co. Ltd.	645,990	4,405,139
Ω	ICICI Securities Ltd.	90,077	657,126
	ICRA Ltd.	5,728	304,959
*	IDFC First Bank Ltd.	24,101,003	12,296,586
	IDFC Ltd.	8,184,160	6,027,375
*	IFB Industries Ltd.	34,502	430,954
*	IFCI Ltd.	2,508,302	366,080
	Igarashi Motors India Ltd.	11,730	54,184
	IIFL Finance Ltd.	1,071,692	4,892,357
	IIFL Securities Ltd.	1,093,427	1,270,247
	IIFL Wealth Management Ltd.	183,042	4,041,484
	India Cements Ltd.	1,578,683	4,235,549
	India Glycols Ltd.	112,837	1,413,752
	India Nippon Electricals Ltd.	7,359	41,763
	Indiabulls Housing Finance Ltd.	1,879,965	3,731,736
*	Indiabulls Real Estate Ltd.	1,659,451	1,916,743
Ω	IndiaMart InterMesh Ltd.	6,532	418,248
	Indian Bank	1,481,418	3,131,078
Ω	Indian Energy Exchange Ltd.	2,413,027	6,682,023
	Indian Hotels Co. Ltd.	2,956,977	9,777,898
	Indian Hume Pipe Co. Ltd. (The)	53,092	124,578
	Indian Metals & Ferro Alloys Ltd.	52,634	280,070
	Indian Oil Corp. Ltd.	5,736,107	9,383,714
*	Indian Overseas Bank	3,669,010	862,546

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indian Railway Catering & Tourism Corp. Ltd.	101,696	$980,211
	Indo Count Industries Ltd.	575,037	1,166,375
	Indoco Remedies Ltd.	185,076	925,218
*Ω	IndoStar Capital Finance Ltd.	16,930	51,611
	Indraprastha Gas Ltd.	992,152	4,557,401
*	Indus Towers Ltd.	2,189,246	5,973,086
	IndusInd Bank Ltd.	837,781	10,585,710
	INEOS Styrolution India Ltd.	23,972	262,285
	Infibeam Avenues Ltd.	6,491,424	1,525,425
	Info Edge India Ltd.	69,163	4,177,372
	Infosys Ltd., Sponsored ADR	3,016,528	59,938,411
	Infosys Ltd.	7,880,895	159,769,373
	Ingersoll Rand India Ltd.	18,559	408,780
*	Inox Leisure Ltd.	462,462	2,997,866
*	Inox Wind Energy Ltd.	21,576	188,425
*	Inox Wind Ltd.	293,707	411,013
*	Insecticides India Ltd.	13,699	128,042
*	Intellect Design Arena Ltd.	416,948	4,298,133
*Ω	InterGlobe Aviation Ltd.	164,397	3,971,716
	IOL Chemicals & Pharmaceuticals Ltd.	51,610	306,534
	Ipca Laboratories Ltd.	744,731	9,817,398
*	IRB Infrastructure Developers Ltd.	959,739	2,942,595
Ω	IRCON International Ltd.	1,079,286	583,164
	ITC Ltd.	8,037,150	27,083,300
	ITD Cementation India Ltd.	439,074	389,498
*	ITI Ltd.	202,223	263,499
	J Kumar Infraprojects Ltd.	184,330	510,575
*	Jagran Prakashan Ltd.	569,409	497,037
	Jai Corp. Ltd.	306,140	562,899
*	Jaiprakash Associates Ltd.	7,423,316	893,192
*	Jaiprakash Power Ventures Ltd.	10,202,775	991,417
*	Jammu & Kashmir Bank Ltd. (The)	1,874,888	747,548
	Jamna Auto Industries Ltd.	1,062,639	1,522,367
	JB Chemicals & Pharmaceuticals Ltd.	253,707	5,624,971
	JBM Auto Ltd.	68,193	451,762
	Jindal Poly Films Ltd.	183,668	2,648,067
	Jindal Saw Ltd.	1,224,176	1,460,859
*	Jindal Stainless Hisar Ltd.	808,886	3,729,542
*	Jindal Stainless Ltd.	1,471,179	3,527,281
	Jindal Steel & Power Ltd.	2,995,135	20,914,191
	JK Cement Ltd.	183,944	6,338,882
	JK Lakshmi Cement Ltd.	319,661	1,833,191
	JK Paper Ltd.	724,829	3,379,568
	JK Tyre & Industries Ltd.	819,041	1,364,087
	JM Financial Ltd.	2,758,006	2,744,674
	JMC Projects India Ltd.	186,151	200,576
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	32,399	823,576
	JSW Energy Ltd.	3,480,093	14,522,023
	JSW Steel Ltd.	4,476,237	42,078,002
	JTEKT India Ltd.	234,148	242,375
	Jubilant Foodworks Ltd.	1,697,690	11,962,346
	Jubilant Ingrevia Ltd.	925,628	6,020,601
	Jubilant Pharmova Ltd.	915,976	5,602,378
	Jyothy Labs Ltd.	768,821	1,552,665
	Kajaria Ceramics Ltd.	636,709	8,535,043
	Kalpataru Power Transmission Ltd.	604,520	2,832,534
	Kalyani Steels Ltd.	163,332	661,572
	Kansai Nerolac Paints Ltd.	533,713	3,263,699
	Karnataka Bank Ltd. (The)	1,568,361	1,281,814

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank Ltd.	2,895,505	$1,825,619
	Kaveri Seed Co. Ltd.	231,361	1,622,728
	KCP Ltd.	417,671	628,088
	KEC International Ltd.	835,763	4,328,079
	KEI Industries Ltd.	435,316	6,850,254
	Kennametal India Ltd.	12,036	299,183
*	Kesoram Industries Ltd.	251,096	196,468
*	Kiri Industries Ltd.	152,753	987,457
	Kirloskar Brothers Ltd.	48,142	204,477
	Kirloskar Ferrous Industries Ltd.	178,666	573,560
	Kirloskar Oil Engines Ltd.	236,992	498,286
	Kitex Garments Ltd.	106,419	359,976
	KNR Constructions Ltd.	938,268	3,294,946
*	Kolte-Patil Developers Ltd.	146,018	509,653
	Kotak Mahindra Bank Ltd.	1,617,662	37,492,847
	KPIT Technologies Ltd.	1,617,716	11,578,057
	KPR Mill Ltd.	568,594	4,657,625
	KRBL Ltd.	468,927	1,454,326
	KSB Ltd.	40,006	694,316
*	L&T Finance Holdings Ltd.	4,580,879	5,199,835
Ω	L&T Technology Services Ltd.	20,951	1,105,036
	LA Opala RG Ltd.	138,895	548,748
	Lakshmi Machine Works Ltd.	19,161	2,327,574
*††	Lanco Infratech Ltd.	978,499	721
Ω	Larsen & Toubro Infotech Ltd.	178,712	11,161,550
	Larsen & Toubro Ltd.	1,504,332	33,152,284
Ω	Laurus Labs Ltd.	587,974	4,452,795
*Ω	Lemon Tree Hotels Ltd.	1,039,954	895,483
	LG Balakrishnan & Bros Ltd.	135,284	1,154,593
	LIC Housing Finance Ltd.	2,555,119	12,546,037
	Linde India Ltd.	59,936	2,801,789
	LT Foods Ltd.	1,289,005	1,460,582
	Lumax Auto Technologies Ltd.	108,423	257,185
	Lumax Industries Ltd.	11,696	146,744
	Lupin Ltd.	1,206,863	11,705,133
	LUX Industries Ltd.	54,659	1,640,190
	Mahanagar Gas Ltd.	181,969	1,821,081
	Maharashtra Scooters Ltd.	6,427	323,685
	Maharashtra Seamless Ltd.	194,279	1,489,425
	Mahindra & Mahindra Financial Services Ltd.	4,800,125	11,380,335
	Mahindra & Mahindra Ltd.	2,550,757	30,621,702
	Mahindra CIE Automotive Ltd.	653,713	1,862,902
*	Mahindra Holidays & Resorts India Ltd.	514,804	1,707,315
*	Mahindra Lifespace Developers Ltd.	468,378	2,327,221
Ω	Mahindra Logistics Ltd.	51,483	340,580
	Maithan Alloys Ltd.	55,141	935,778
	Man Infraconstruction Ltd.	335,178	451,537
	Manappuram Finance Ltd.	2,414,540	3,604,616
	Mangalam Cement Ltd.	53,218	264,137
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	862,230
	Marico Ltd.	1,900,442	12,900,734
	Marksans Pharma Ltd.	1,846,538	1,285,251
	Maruti Suzuki India Ltd.	184,190	18,359,767
Ω	MAS Financial Services Ltd.	31,210	262,539
	Mastek Ltd.	76,626	2,787,090
*	Max Financial Services Ltd.	399,235	3,923,221
*	Max Healthcare Institute Ltd.	831,397	4,444,353
*	Max Ventures & Industries Ltd.	128,137	182,045
	Mayur Uniquoters Ltd.	135,408	655,124

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mazagon Dock Shipbuilders Ltd.	110,262	$426,395
*	Meghmani Finechem Ltd.	95,151	1,776,114
	Meghmani Organics Ltd.	1,012,240	1,636,516
Ω	Metropolis Healthcare Ltd.	85,058	2,655,963
	Minda Corp. Ltd.	379,115	1,213,028
	Minda Industries Ltd.	545,932	6,493,288
	Mindtree Ltd.	220,637	10,107,157
*	Mirza International Ltd.	120,147	329,672
Ω	Mishra Dhatu Nigam Ltd.	218,088	546,149
	MM Forgings Ltd.	22,800	264,643
	MOIL Ltd.	543,611	1,256,965
	Monte Carlo Fashions Ltd.	36,767	267,454
*	Morepen Laboratories Ltd.	1,896,648	1,195,150
	Motherson Sumi Systems Ltd.	5,083,615	9,070,481
*	Motherson Sumi Wiring India Ltd.	5,083,615	4,588,670
	Motilal Oswal Financial Services Ltd.	264,872	3,100,152
	Mphasis Ltd.	594,954	21,784,215
	MRF Ltd.	10,544	9,969,181
	MSTC Ltd.	72,537	316,268
	Mukand Ltd.	25,139	45,295
	Multi Commodity Exchange of India Ltd.	87,916	1,634,742
	Muthoot Finance Ltd.	861,276	14,116,521
	Nahar Spinning Mills Ltd.	34,949	234,732
*	Narayana Hrudayalaya Ltd.	65,425	596,825
	Natco Pharma Ltd.	555,574	5,687,500
	National Aluminium Co. Ltd.	9,202,409	12,421,493
*	National Fertilizers Ltd.	345,396	264,637
	Nava Bharat Ventures Ltd.	560,606	1,194,260
	Navin Fluorine International Ltd.	109,721	5,597,206
	Navneet Education Ltd.	614,672	822,931
	NBCC India Ltd.	3,683,717	1,806,748
	NCC Ltd.	2,658,974	2,342,119
	NCL Industries Ltd.	101,423	247,960
	NELCO Ltd.	24,130	210,158
	Neogen Chemicals Ltd.	25,778	523,548
	NESCO Ltd.	149,861	1,123,110
	Nestle India Ltd.	78,398	18,662,351
*	Network18 Media & Investments Ltd.	341,691	386,258
	Neuland Laboratories Ltd.	12,763	220,972
	Newgen Software Technologies Ltd.	46,292	280,775
	NHPC Ltd.	9,077,944	3,919,442
	NIIT Ltd.	702,179	5,209,486
	Nilkamal Ltd.	46,568	1,231,953
	NLC India Ltd.	749,864	799,238
	NMDC Ltd.	2,720,359	5,638,266
	NOCIL Ltd.	532,718	1,569,932
	Novartis India Ltd.	14,816	120,515
	NRB Bearings Ltd.	334,633	524,620
	NTPC Ltd.	8,519,371	17,330,565
	Nucleus Software Exports Ltd.	64,922	363,003
*	Oberoi Realty Ltd.	536,163	6,656,835
	Oil & Natural Gas Corp. Ltd.	5,673,115	11,749,665
	Oil India Ltd.	1,230,634	3,626,694
*	Olectra Greentech Ltd.	55,373	457,476
*	Omaxe Ltd.	387,726	503,336
	OnMobile Global Ltd.	232,605	495,011
	Oracle Financial Services Software Ltd.	97,899	4,561,111
	Orient Cement Ltd.	892,260	1,595,585
	Orient Electric Ltd.	403,610	1,740,170

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Orient Paper & Industries Ltd.	827,420	$347,100
	Oriental Aromatics Ltd.	16,820	151,431
	Oriental Carbon & Chemicals Ltd.	18,862	215,618
	Oriental Hotels Ltd.	74,878	62,517
	Page Industries Ltd.	26,237	15,589,479
	Paisalo Digital Ltd.	65,861	634,989
	Panama Petrochem Ltd.	118,088	543,804
Ω	Parag Milk Foods Ltd.	113,574	149,214
*	Patel Engineering Ltd.	795,697	265,649
*	PC Jeweller Ltd.	545,642	154,519
	PCBL Ltd.	1,383,790	2,009,362
	Persistent Systems Ltd.	341,184	19,137,190
	Petronet LNG Ltd.	4,475,757	11,849,146
	Pfizer Ltd.	50,584	2,895,219
	Phoenix Mills Ltd.	346,738	4,798,444
	PI Industries Ltd.	440,761	16,261,082
	Pidilite Industries Ltd.	359,576	11,372,244
	Piramal Enterprises Ltd.	339,839	9,553,079
*Ω	PNB Housing Finance Ltd.	158,265	771,744
	PNC Infratech Ltd.	352,600	1,173,414
	Poly Medicure Ltd.	89,224	1,007,438
	Polyplex Corp. Ltd.	118,972	4,220,122
*	Poonawalla Fincorp Ltd.	327,620	1,292,639
	Power Finance Corp. Ltd.	6,035,199	9,233,189
	Power Grid Corp. of India Ltd.	7,094,492	21,203,505
*	Power Mech Projects Ltd.	21,025	252,771
	Praj Industries Ltd.	668,738	3,539,239
*	Prakash Industries Ltd.	653,177	639,556
Ω	Prataap Snacks Ltd.	18,351	166,125
	Prestige Estates Projects Ltd.	902,731	5,554,868
*	Pricol Ltd.	399,469	715,788
*	Prime Focus Ltd.	42,494	43,279
	Prince Pipes & Fittings Ltd.	119,878	1,030,559
*	Prism Johnson Ltd.	698,409	1,034,739
	Privi Speciality Chemicals Ltd.	24,522	624,570
	Procter & Gamble Health Ltd.	43,733	2,555,539
	Procter & Gamble Hygiene & Health Care Ltd.	29,503	5,412,427
	PSP Projects Ltd.	50,355	352,298
*	PTC India Financial Services Ltd.	960,779	209,865
	PTC India Ltd.	1,916,126	2,300,339
*	Punjab National Bank	6,692,535	3,038,746
*	Puravankara Ltd.	86,487	117,777
*	PVR Ltd.	253,543	5,958,640
Ω	Quess Corp. Ltd.	178,070	1,657,293
Ω	Quick Heal Technologies Ltd.	26,089	63,901
	Radico Khaitan Ltd.	474,980	5,552,026
	Rain Industries Ltd.	1,558,971	3,441,159
	Rajesh Exports Ltd.	567,703	4,651,044
	Rallis India Ltd.	515,257	1,573,812
	Ramco Cements Ltd.	526,784	5,456,025
	Ramco Industries Ltd.	190,145	542,926
	Ramkrishna Forgings Ltd.	27,958	69,088
	Ramkrishna Forgings Ltd.	172,308	421,261
*	Rane Holdings Ltd.	24,057	194,035
	Rashtriya Chemicals & Fertilizers Ltd.	1,422,057	1,848,612
	Ratnamani Metals & Tubes Ltd.	58,254	1,787,915
*	RattanIndia Power Ltd.	1,129,804	79,293
*	Raymond Ltd.	256,985	2,780,304
*Ω	RBL Bank Ltd.	2,731,574	4,239,728

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	REC Ltd.	8,326,123	$13,750,074
	Redington India Ltd.	4,670,279	9,272,617
	Relaxo Footwears Ltd.	228,443	3,217,306
	Reliance Industrial Infrastructure Ltd.	55,253	796,153
	Reliance Industries Ltd.	6,047,405	219,854,224
*	Reliance Infrastructure Ltd.	351,236	570,242
*	Reliance Power Ltd.	17,420,599	3,294,626
	Repco Home Finance Ltd.	293,077	691,069
	Rhi Magnesita India Ltd.	130,296	1,017,077
	Rico Auto Industries Ltd.	171,090	82,180
	RITES Ltd.	176,707	614,497
	Route Mobile Ltd.	51,585	1,091,091
*	RPSG Ventures Ltd.	11,767	90,314
*	RSWM Ltd.	29,378	194,185
	Rupa & Co. Ltd.	106,433	730,510
	Sagar Cements Ltd.	134,298	406,493
	Sandhar Technologies Ltd.	50,055	165,942
	Sangam India Ltd.	42,451	212,085
*	Sanghi Industries Ltd.	103,429	64,500
*	Sanghvi Movers Ltd.	39,826	94,280
	Sanofi India Ltd.	46,813	4,255,729
	Sarda Energy & Minerals Ltd.	36,747	572,210
	Saregama India Ltd.	209,530	1,162,928
	Sasken Technologies Ltd.	7,251	77,758
*	Satin Creditcare Network Ltd.	91,652	146,002
	Savita Oil Technologies Ltd.	15,928	235,844
	SBI Cards & Payment Services Ltd.	165,176	1,775,463
Ω	SBI Life Insurance Co. Ltd.	376,517	5,403,143
	Schaeffler India Ltd.	146,940	4,387,998
*	Schneider Electric Infrastructure Ltd.	118,825	211,351
*	SEAMEC Ltd.	9,132	127,727
*	SEPC Ltd.	1,469,991	168,633
	Sequent Scientific Ltd.	324,117	567,836
	Seshasayee Paper & Boards Ltd.	47,712	127,607
Ω	SH Kelkar & Co. Ltd.	269,087	541,509
	Shakti Pumps India Ltd.	15,583	106,636
*	Shankara Building Products Ltd.	40,252	397,818
	Sharda Cropchem Ltd.	162,191	1,317,361
	Sharda Motor Industries Ltd.	27,413	272,818
*	Sheela Foam Ltd.	17,476	798,686
	Shilpa Medicare Ltd.	113,371	680,570
	Shipping Corp. of India Ltd.	1,055,792	1,830,992
*	Shoppers Stop Ltd.	101,117	655,080
	Shree Cement Ltd.	31,611	10,598,642
*	Shree Renuka Sugars Ltd.	2,279,477	1,584,220
	Shriram City Union Finance Ltd.	38,758	860,785
	Shriram Transport Finance Co. Ltd.	998,528	15,488,624
	Siemens Ltd.	131,632	3,893,699
*	Sintex Plastics Technology Ltd.	1,724,332	157,030
*	SIS Ltd.	99,817	657,949
	Siyaram Silk Mills Ltd.	57,098	484,410
	SKF India Ltd.	104,456	4,576,140
*	SML ISUZU Ltd.	185	1,664
*	Snowman Logistics Ltd.	47,354	22,614
	Sobha Ltd.	440,562	3,669,598
	Solar Industries India Ltd.	130,780	4,664,872
	Solara Active Pharma Sciences Ltd.	61,497	514,749
	Somany Ceramics Ltd.	63,907	529,951
	Somany Home Innovation Ltd.	62,722	279,815

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sonata Software Ltd.	332,189	$3,221,278
*	South Indian Bank Ltd. (The)	7,842,024	814,981
	SP Apparels Ltd.	6,527	30,931
*	Spandana Sphoorty Financial Ltd.	3,005	17,960
*	SpiceJet Ltd.	68,663	48,984
	SRF Ltd.	783,898	25,568,409
*	Star Cement Ltd.	285,157	340,987
	State Bank of India	2,905,882	18,648,359
	State Bank of India,GDR	16,613	1,059,182
	Steel Authority of India Ltd.	6,987,088	8,708,142
*	Sterling & Wilson Renewable	85,019	417,431
	Sterlite Technologies Ltd.	1,116,079	2,810,669
	Strides Pharma Science Ltd.	409,296	1,741,448
	Stylam Industries Ltd.	5,552	74,796
	Subex Ltd.	615,352	282,321
	Subros Ltd.	144,633	628,524
	Sudarshan Chemical Industries	198,746	1,357,064
	Sumitomo Chemical India Ltd.	62,781	352,296
	Sun Pharmaceutical Industries Ltd.	2,189,992	26,511,065
	Sun TV Network Ltd.	798,526	5,015,627
	Sundaram Finance Holdings Ltd.	135,063	134,797
	Sundaram Finance Ltd.	124,962	3,270,825
	Sundaram-Clayton Ltd.	12,991	643,377
	Sundram Fasteners Ltd.	632,221	6,605,902
*	Sunflag Iron & Steel Co.	88,240	140,461
	Sunteck Realty Ltd.	383,456	2,391,432
	Suprajit Engineering Ltd.	347,520	1,588,930
	Supreme Industries Ltd.	358,712	9,104,942
	Supreme Petrochem Ltd.	230,846	2,782,201
	Surya Roshni Ltd.	124,490	706,874
	Sutlej Textiles & Industries Ltd.	247,981	249,673
	Suven Pharmaceuticals Ltd.	937,264	7,298,977
*	Suzlon Energy Ltd.	17,562,186	2,302,830
	Swan Energy Ltd.	39,795	166,268
	Swaraj Engines Ltd.	28,394	560,284
	Symphony Ltd.	75,956	1,114,639
*Ω	Syngene International Ltd.	650,126	5,283,046
	Tamil Nadu Newsprint & Papers Ltd.	123,292	332,457
	Tamilnadu Petroproducts Ltd.	249,720	389,736
	Tanla Platforms Ltd.	163,632	3,004,505
*	TARC Ltd.	261,467	136,760
	Tasty Bite Eatables Ltd.	869	132,394
	Tata Chemicals Ltd.	1,262,488	15,353,858
	Tata Coffee Ltd.	462,827	1,322,986
	Tata Communications Ltd.	572,974	8,152,054
	Tata Consultancy Services Ltd.	2,347,996	108,254,868
	Tata Consumer Products Ltd.	2,164,221	23,206,511
	Tata Elxsi Ltd.	129,291	12,939,387
	Tata Metaliks Ltd.	101,490	1,041,560
#*	Tata Motors Ltd., Sponsored ADR	93,046	2,624,828
*	Tata Motors Ltd.	6,741,020	38,090,389
	Tata Power Co. Ltd.	5,217,584	16,347,785
	Tata Steel Long Products Ltd.	66,703	620,295
	Tata Steel Ltd.	3,032,765	49,754,305
*	Tata Teleservices Maharashtra Ltd.	62,448	116,309
	TCI Express Ltd.	90,105	2,178,594
*Ω	TCNS Clothing Co. Ltd.	8,176	89,469
	TD Power Systems Ltd.	33,019	148,320
	Tech Mahindra Ltd.	1,966,568	32,007,262

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Techno Electric & Engineering Co. Ltd.	306,131	$1,160,106
*Ω	Tejas Networks Ltd.	16,006	97,697
	Texmaco Rail & Engineering Ltd.	585,533	385,954
	Thermax Ltd.	150,123	4,128,957
	Thirumalai Chemicals Ltd.	373,107	1,366,696
*	Thomas Cook India Ltd.	575,333	569,039
Ω	Thyrocare Technologies Ltd.	64,929	686,015
	Tide Water Oil Co. India Ltd.	36,684	547,362
*	Tilaknagar Industries Ltd.	64,626	57,243
	Time Technoplast Ltd.	696,222	870,613
	Timken India Ltd.	144,941	3,785,659
	Tinplate Co. of India Ltd.	268,837	1,426,496
*	Titagarh Wagons Ltd.	232,016	316,539
	Titan Co. Ltd.	699,350	22,389,223
	Torrent Pharmaceuticals Ltd.	234,197	8,605,338
	Torrent Power Ltd.	935,601	6,484,912
	Tourism Finance Corp. of India Ltd.	147,386	118,376
	Transport Corp. of India Ltd.	286,340	2,610,959
	Trent Ltd.	20,482	325,217
	Trident Ltd.	10,150,783	6,880,069
	Triveni Engineering & Industries Ltd.	664,707	2,767,859
	Triveni Turbine Ltd.	637,300	1,600,340
	TTK Prestige Ltd.	231,553	2,540,921
	Tube Investments of India Ltd.	470,598	11,433,773
	TV Today Network Ltd.	212,375	1,113,806
*	TV18 Broadcast Ltd.	3,484,781	2,438,958
	TVS Motor Co. Ltd.	476,228	4,060,334
	TVS Srichakra Ltd.	24,238	536,308
	Uflex Ltd.	271,466	2,343,052
	Ugar Sugar Works Ltd.	214,603	193,137
*	Ugro Capital Ltd.	76,788	168,236
*	Ujjivan Financial Services Ltd.	294,485	532,274
*Ω	Ujjivan Small Finance Bank Ltd.	445,017	100,850
	UltraTech Cement Ltd.	282,218	24,249,684
	Unichem Laboratories Ltd.	252,488	877,399
*	Union Bank of India Ltd.	6,459,129	3,186,849
	United Breweries Ltd.	131,346	2,725,383
*	United Spirits Ltd.	859,065	9,633,016
	UPL Ltd.	3,236,724	34,772,733
*	Usha Martin Ltd.	637,948	1,265,169
*	VA Tech Wabag Ltd.	253,608	959,529
	Vaibhav Global Ltd.	177,074	1,082,861
	Vakrangee Ltd.	2,624,025	1,187,082
*Ω	Valiant Organics Ltd.	4,998	58,109
	Vardhman Textiles Ltd.	1,025,280	5,858,793
*Ω	Varroc Engineering Ltd.	133,340	773,917
	Varun Beverages Ltd.	136,961	1,935,134
	Vedanta Ltd.	2,447,498	12,907,689
	Venky’s India Ltd.	33,932	941,715
	Vesuvius India Ltd.	22,629	299,329
	V-Guard Industries Ltd.	887,639	2,440,683
	Vimta Labs Ltd.	21,287	97,081
	Vinati Organics Ltd.	168,709	4,576,818
	Vindhya Telelinks Ltd.	26,383	368,671
	Visaka Industries Ltd.	21,612	161,392
*	V-Mart Retail Ltd.	41,239	1,740,971
*	Vodafone Idea Ltd.	29,375,606	3,622,461
	Voltamp Transformers Ltd.	13,621	335,703
	Voltas Ltd.	96,195	1,574,431

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	VRL Logistics Ltd.	259,158	$1,922,103
	VST Industries Ltd.	28,150	1,193,737
	VST Tillers Tractors Ltd.	16,226	591,726
	Welspun Corp. Ltd.	979,397	2,597,496
	Welspun Enterprises Ltd.	459,779	528,857
	Welspun India Ltd.	3,072,052	3,317,811
	West Coast Paper Mills Ltd.	307,923	1,385,682
*	Westlife Development Ltd.	61,032	375,213
	Wheels India Ltd.	19,006	155,558
	Whirlpool of India Ltd.	120,592	2,552,093
	Wipro Ltd.	4,241,902	27,827,117
*	Wockhardt Ltd.	304,296	1,084,988
*	Wonderla Holidays Ltd.	66,230	203,564
*	Yes Bank Ltd.	12,651,241	2,240,025
	Zee Entertainment Enterprises Ltd.	7,129,182	22,870,690
*	Zee Media Corp. Ltd.	1,759,520	489,918
	Zensar Technologies Ltd.	619,238	2,586,969
	ZF Commercial Vehicle Control Systems India Ltd.	596	60,348
	Zydus Lifesciences Ltd.	1,137,667	5,207,995
	Zydus Wellness Ltd.	45,797	1,023,048

TOTAL INDIA			3,999,709,851

INDONESIA — (2.0%)
*	ABM Investama Tbk PT	1,608,300	305,162
	Ace Hardware Indonesia Tbk PT	43,778,900	3,146,611
	Adaro Energy Tbk PT	98,346,200	22,469,642
*	Adhi Karya Persero Tbk PT	12,025,479	596,660
*	Adi Sarana Armada Tbk PT	6,876,000	1,205,930
*	Agung Semesta Sejahtera Tbk PT	29,109,300	100,326
	AKR Corporindo Tbk PT	56,449,000	4,144,377
*	Alam Sutera Realty Tbk PT	78,136,800	855,490
	Aneka Tambang Tbk	33,311,719	5,953,169
	Arwana Citramulia Tbk PT	19,620,500	1,415,480
	Ashmore Asset Management Indonesia Tbk PT	1,446,100	160,151
	Astra Agro Lestari Tbk PT	4,028,722	3,449,248
	Astra International Tbk PT	43,748,500	22,842,908
	Astra Otoparts Tbk PT	4,122,000	326,496
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	12,900
*††	Bakrie Telecom Tbk PT	35,294,139	22,824
	Bank BTPN Syariah Tbk PT	6,908,200	1,640,336
*	Bank Bukopin Tbk PT	116,490,988	1,732,525
*	Bank Capital Indonesia Tbk PT	30,623,800	365,323
	Bank Central Asia Tbk PT	110,415,800	61,929,087
*	Bank China Construction Bank Indonesia Tbk PT	17,420,100	114,146
	Bank Danamon Indonesia Tbk PT	3,443,154	581,509
*	Bank Ina Perdana PT	2,332,500	619,590
*	Bank Jago Tbk PT	3,263,400	2,621,275
	Bank Mandiri Persero Tbk PT	39,250,836	24,101,375
*	Bank Mayapada International Tbk PT	3,397,500	136,449
	Bank Maybank Indonesia Tbk PT	8,955,900	174,064
*	Bank MNC Internasional Tbk PT	10,813,900	112,986
*	Bank Nationalnobu Tbk PT	2,676,400	107,700
	Bank Negara Indonesia Persero Tbk PT	16,698,130	10,547,374
*	Bank Pan Indonesia Tbk PT	35,073,500	2,439,976
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,813,657	2,619,910
	Bank Pembangunan Daerah Jawa Timur Tbk PT	30,144,100	1,654,535
	Bank Rakyat Indonesia Persero Tbk PT	71,249,459	23,739,394
*	Bank Syariah Indonesia Tbk PT	9,602,100	1,043,838
	Bank Tabungan Negara Persero Tbk PT	35,496,835	4,504,644

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Barito Pacific Tbk PT	172,467,600	$10,077,607
	Bayan Resources Tbk PT	604,300	1,768,233
*	Bekasi Fajar Industrial Estate Tbk PT	27,359,100	202,143
	BFI Finance Indonesia Tbk PT	49,538,000	4,371,157
*	Bintang Oto Global Tbk PT	10,539,500	985,314
	BISI International Tbk PT	10,825,612	1,072,140
	Blue Bird Tbk PT	2,549,000	238,822
*	Buana Lintas Lautan Tbk PT	73,879,600	801,838
	Bukit Asam Tbk PT	27,469,900	7,189,913
*	Bumi Serpong Damai Tbk PT	54,239,300	3,594,580
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	84,152
*	Capital Financial Indonesia Tbk PT	2,827,500	112,976
	Catur Sentosa Adiprana Tbk PT	864,200	33,720
*	Centratama Telekomunikasi Indonesia Tbk PT	7,105,500	100,244
	Charoen Pokphand Indonesia Tbk PT	27,452,960	9,732,530
Ω	Cikarang Listrindo Tbk PT	6,000,800	285,922
	Ciputra Development Tbk PT	94,713,115	6,939,217
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	3,043,775
*	City Retail Developments Tbk PT	11,633,200	110,502
*	Delta Dunia Makmur Tbk PT	39,845,600	1,487,904
	Dharma Satya Nusantara Tbk PT	19,189,000	795,595
*	Digital Mediatama Maxima Tbk PT	88,000	11,725
*	Eagle High Plantations Tbk PT	28,072,100	150,860
*	Elang Mahkota Teknologi Tbk PT	33,385,500	6,874,266
	Elnusa Tbk PT	28,809,900	580,912
	Erajaya Swasembada Tbk PT	69,575,000	2,513,987
*	FKS Food Sejahtera Tbk PT	30,463,339	364,435
	Gajah Tunggal Tbk PT	11,013,700	493,607
*††	Garuda Indonesia Persero Tbk PT	15,382,253	44,167
	Garudafood Putra Putri Jaya Tbk PT	18,004,100	682,217
	Gudang Garam Tbk PT	2,833,200	5,994,944
*††	Hanson International Tbk PT	637,185,300	0
	Harum Energy Tbk PT	2,417,400	1,906,095
	Hexindo Adiperkasa Tbk PT	949,256	398,320
	Impack Pratama Industri Tbk PT	2,008,500	524,206
	Indah Kiat Pulp & Paper Tbk PT	17,317,000	9,025,311
*	Indika Energy Tbk PT	18,268,000	3,349,898
	Indo Tambangraya Megah Tbk PT	3,668,000	7,108,023
	Indocement Tunggal Prakarsa Tbk PT	4,783,800	3,447,566
*	Indofarma Persero Tbk PT	928,100	81,379
	Indofood CBP Sukses Makmur Tbk PT	7,661,400	4,030,447
	Indofood Sukses Makmur Tbk PT	31,320,600	13,629,139
	Indomobil Sukses Internasional Tbk PT	1,963,100	100,648
	Indosat Tbk PT	6,419,200	3,101,413
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	33,197,988	2,150,875
*††	Inovisi Infracom Tbk PT	2,876,678	0
	Integra Indocabinet Tbk PT	8,596,900	414,289
*††	Inti Agri Resources Tbk PT	10,879,700	7,036
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,581
*	Intiland Development Tbk PT	42,436,400	427,871
	Jaccs Mitra Pinasthika Mustika Tbk PT	8,714,300	817,544
	Japfa Comfeed Indonesia Tbk PT	41,669,500	4,161,165
*	Jasa Marga Persero Tbk PT	9,986,458	2,770,447
	Jaya Real Property Tbk PT	5,813,800	197,382
	Kalbe Farma Tbk PT	79,564,400	9,003,327
*	Kapuas Prima Coal Tbk PT	37,262,800	220,697
*	Kawasan Industri Jababeka Tbk PT	148,103,245	1,732,282
*	KMI Wire & Cable Tbk PT	28,325,800	550,161
*	Krakatau Steel Persero Tbk PT	26,589,537	694,289

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Kresna Graha Investama Tbk PT	48,561,400	$166,676
	Link Net Tbk PT	5,915,600	1,874,910
	Lippo Cikarang Tbk PT	18,373,505	1,479,649
*	Lippo Karawaci Tbk PT	371,372,962	3,171,349
*	M Cash Integrasi PT	90,400	82,063
*	Mahkota Group Tbk PT	1,511,200	93,192
*	Malindo Feedmill Tbk PT	5,480,200	241,266
*	Map Aktif Adiperkasa PT	988,800	209,552
	Matahari Department Store Tbk PT	4,485,800	1,795,126
*	Matahari Putra Prima Tbk PT	13,548,500	297,679
	Mayora Indah Tbk PT	26,179,825	3,155,089
*	Medco Energi Internasional Tbk PT	69,082,660	2,620,445
	Media Nusantara Citra Tbk PT	51,827,693	3,589,859
	Medikaloka Hermina Tbk PT	21,797,600	2,111,125
*	Mega Manunggal Property Tbk PT	3,820,600	153,750
*	Merdeka Copper Gold Tbk PT	13,553,762	4,939,367
*	Metro Healthcare Indonesia Tbk PT	43,855,400	1,571,487
	Metrodata Electronics Tbk PT	27,646,000	1,361,750
	Metropolitan Kentjana Tbk PT	11,400	17,851
*	Mitra Adiperkasa Tbk PT	77,665,100	4,833,914
	Mitra Keluarga Karyasehat Tbk PT	15,092,200	2,638,425
*	MNC Kapital Indonesia Tbk PT	39,507,000	575,042
*	MNC Land Tbk PT	102,637,700	623,444
	MNC Studios International Tbk PT	4,387,500	1,715,810
*	MNC Vision Networks Tbk PT	70,963,600	496,901
*	Multipolar Tbk PT	38,416,000	523,822
*	NFC Indonesia Tbk PT	130,200	47,103
	Nippon Indosari Corpindo Tbk PT	19,741,289	1,750,911
	Pabrik Kertas Tjiwi Kimia Tbk PT	6,543,600	2,982,827
*	Pacific Strategic Financial Tbk PT	12,766,300	964,154
*	Pakuwon Jati Tbk PT	103,546,500	3,994,129
*	Panin Financial Tbk PT	175,002,600	2,844,284
*	Paninvest Tbk PT	5,905,100	293,077
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	52,609
*	Perusahaan Gas Negara Tbk PT	44,017,800	4,382,038
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	28,074,700	2,664,472
*	Pollux Properti Indonesia Tbk PT	2,730,900	85,843
*††	Pool Advista Indonesia Tbk PT	8,941,700	5,782
*	PP Persero Tbk PT	22,634,590	1,452,741
	Puradelta Lestari Tbk PT	47,206,200	566,375
*	Ramayana Lestari Sentosa Tbk PT	16,616,700	767,682
*††	Rimo International Lestari Tbk PT	151,291,900	97,838
	Salim Ivomas Pratama Tbk PT	30,677,000	1,065,359
*	Sampoerna Agro Tbk PT	5,071,559	777,029
	Samudera Indonesia Tbk PT	9,127,600	1,262,999
	Sarana Menara Nusantara Tbk PT	33,652,100	2,343,039
	Sariguna Primatirta Tbk PT	8,865,400	271,561
	Sawit Sumbermas Sarana Tbk PT	30,056,900	2,197,962
*††	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,322,000	1,759,197
*	Semen Baturaja Persero Tbk PT	11,030,700	388,070
	Semen Indonesia Persero Tbk PT	12,870,800	5,679,501
	Siloam International Hospitals Tbk PT	19,807,400	1,420,413
*	Sinar Mas Multiartha Tbk PT	278,500	229,222
*	Smartfren Telecom Tbk PT	136,028,400	778,004
*††	Sri Rejeki Isman Tbk PT	96,691,300	182,584
	Steel Pipe Industry of Indonesia PT	12,416,600	275,925
*††	Sugih Energy Tbk PT	58,447,900	37,797
	Sumber Alfaria Trijaya Tbk PT	9,583,000	1,130,495

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Summarecon Agung Tbk PT	69,969,547	$3,426,348
*	Surya Citra Media Tbk PT	165,082,600	2,895,115
*	Surya Esa Perkasa Tbk PT	25,919,100	2,211,819
*	Surya Semesta Internusa Tbk PT	32,063,800	833,704
*††	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	17,602,349
#	Telkom Indonesia Persero Tbk PT, ADR	603,546	19,204,834
	Tempo Scan Pacific Tbk PT	1,902,600	192,835
*	Timah Tbk PT	25,658,167	3,275,026
*††	Tiphone Mobile Indonesia Tbk PT	17,703,800	27,706
	Tower Bersama Infrastructure Tbk PT	37,694,700	7,826,425
*††	Trada Alam Minera Tbk PT	173,119,000	111,954
*	Transcoal Pacific Tbk PT	1,874,500	1,284,551
	Trias Sentosa Tbk PT	3,690,500	188,062
	Tunas Baru Lampung Tbk PT	23,394,100	1,280,465
	Tunas Ridean Tbk PT	8,038,500	768,832
	Ultrajaya Milk Industry & Trading Co. Tbk PT	11,261,500	1,207,351
	Unilever Indonesia Tbk PT	20,003,200	5,354,132
	United Tractors Tbk PT	11,208,146	23,388,023
	Vale Indonesia Tbk PT	10,981,750	5,508,083
*	Waskita Beton Precast Tbk PT	48,306,300	316,555
*	Waskita Karya Persero Tbk PT	51,693,257	1,889,640
	Wijaya Karya Beton Tbk PT	26,786,300	391,380
*	Wijaya Karya Persero Tbk PT	22,177,922	1,449,143
	XL Axiata Tbk PT	29,000,400	6,383,495

TOTAL INDONESIA			538,514,597

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	737,131
	Able Global Bhd	321,100	107,411
#	Aeon Co. M Bhd	3,022,500	1,130,188
#	AEON Credit Service M Bhd	813,540	2,968,992
	AFFIN Bank Bhd	3,725,944	1,789,181
	Ajinomoto Malaysia Bhd	32,600	107,115
#	Alliance Bank Malaysia Bhd	7,317,400	6,332,705
	Allianz Malaysia Bhd	85,500	249,920
	AME Elite Consortium Bhd	138,400	54,166
*	AMMB Holdings Bhd	7,773,950	6,565,015
*	Ancom Nylex Bhd	532,400	415,429
#	Ann Joo Resources Bhd	263,300	103,291
	Astro Malaysia Holdings Bhd	2,871,500	659,081
	Axiata Group Bhd	10,334,435	8,306,201
	Batu Kawan Bhd	396,950	2,649,943
*	Berjaya Assets Bhd	1,232,400	80,879
#*	Berjaya Corp. Bhd	26,597,513	1,546,395
	Berjaya Food Bhd	127,500	113,660
*	Berjaya Land Bhd	2,070,900	99,452
	Berjaya Sports Toto Bhd	5,467,912	2,417,412
#*	Bermaz Auto Bhd	2,718,000	1,103,148
#	Beshom Holdings Bhd	1,680,022	617,012
#	BIMB Holdings Bhd	3,602,959	2,396,475
*	Borneo Oil Bhd	5,379,600	36,633
#*	Boustead Holdings Bhd	4,831,731	858,948
#	Boustead Plantations Bhd	3,988,400	1,062,032
#	British American Tobacco Malaysia Bhd	798,400	2,361,455
*	Bumi Armada Bhd	21,848,850	2,138,156
#	Bursa Malaysia Bhd	2,537,800	4,068,412
#	Cahya Mata Sarawak Bhd	4,265,200	1,042,171
#	Carlsberg Brewery Malaysia Bhd, Class B	678,200	3,441,527

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*††	Carotech Bhd	44,425	$0
	CB Industrial Product Holding Bhd	2,888,820	1,075,540
	CIMB Group Holdings Bhd	12,083,376	14,402,948
*	Coastal Contracts Bhd	548,700	228,955
#	Comfort Glove Bhd	533,700	88,809
#	CSC Steel Holdings Bhd	1,080,000	428,502
#*	Cypark Resources Bhd	2,624,950	477,681
#	D&O Green Technologies Bhd	3,307,400	2,915,375
#	Dayang Enterprise Holdings Bhd	3,334,263	661,583
#	Dialog Group Bhd	6,958,984	3,979,476
	DiGi.Com Bhd	8,770,820	7,669,031
#	DRB-Hicom Bhd	8,780,100	2,791,509
	Dufu Technology Corp. Bhd	808,900	459,637
#	Duopharma Biotech Bhd	753,033	276,601
	Dutch Lady Milk Industries Bhd	81,800	639,054
#	Eco World Development Group Bhd	5,187,400	1,136,831
#	Eco World International Bhd	504,300	49,485
*	Ecofirst Consolidated Bhd	1,254,300	113,444
#*	Ekovest BHD	10,101,550	1,075,008
*	Evergreen Fibreboard Bhd	1,632,500	284,204
#	FGV Holdings Bhd	178,800	83,498
	Formosa Prosonic Industries Bhd	197,200	145,780
#	Fraser & Neave Holdings Bhd	240,000	1,264,876
	Frontken Corp. Bhd	4,713,200	2,937,632
	Gadang Holdings Bhd	2,667,600	252,899
	Gamuda Bhd	6,169,826	5,248,505
#	Gas Malaysia Bhd	568,700	358,732
	Genting Bhd	4,792,600	5,072,273
	Genting Malaysia Bhd	6,098,200	4,238,982
	Genting Plantations Bhd	800,200	1,669,346
#	George Kent Malaysia Bhd	2,239,687	308,873
#	Globetronics Technology Bhd	3,453,745	1,071,777
#*	Greatech Technology Bhd	51,800	46,654
#	Guan Chong Bhd.	893,300	540,339
#	HAP Seng Consolidated Bhd	5,508,240	9,450,597
	Hap Seng Plantations Holdings Bhd	761,500	571,612
	Hartalega Holdings Bhd	4,547,200	4,593,029
	Heineken Malaysia Bhd	664,300	3,608,127
#	Hengyuan Refining Co. Bhd	923,200	1,227,188
#	HeveaBoard Bhd	2,169,800	285,593
	Hextar Global Bhd	82,600	34,524
#	Hiap Teck Venture Bhd	9,067,600	898,312
#	Hibiscus Petroleum Bhd	14,169,900	4,094,413
	Hong Leong Bank Bhd	910,165	4,368,141
#	Hong Leong Capital Bhd	193,600	272,981
	Hong Leong Financial Group Bhd	1,226,498	5,449,017
	Hong Leong Industries Bhd	506,400	1,049,086
#*	Hong Seng Consolidated Bhd	292,700	171,287
*	HSS Engineers Bhd	510,200	56,187
	Hup Seng Industries Bhd	1,335,300	259,474
	IGB Bhd	490,492	266,370
	IHH Healthcare Bhd	1,860,600	2,806,395
#	IJM Corp. Bhd	15,725,626	6,620,097
	Inari Amertron Bhd	7,981,632	5,115,343
#	Insas Bhd	4,413,602	819,254
	IOI Corp. Bhd	3,788,477	4,059,949
	IOI Properties Group Bhd	5,497,519	1,286,609
#*	Iskandar Waterfront City Bhd	3,034,000	241,643
#*	JAKS Resources Bhd	11,627,360	875,822

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Jaya Tiasa Holdings Bhd	4,401,639	$1,168,681
#	JHM Consolidation Bhd	1,188,900	330,897
	Keck Seng Malaysia Bhd	350,500	316,520
#	Kelington Group Bhd	859,000	248,589
	Kenanga Investment Bank Bhd	1,249,200	320,265
	Kerjaya Prospek Group Bhd	1,627,887	436,301
#	Kim Loong Resources Bhd	937,660	448,906
#*	KNM Group Bhd	15,379,881	544,635
#	Kobay Technology BHD	206,900	166,868
	Kossan Rubber Industries	4,748,700	2,005,667
	KPJ Healthcare Bhd	9,353,500	2,033,632
#	Kretam Holdings Bhd	3,844,900	612,453
*	Kronologi Asia Bhd	71,900	8,502
*	KSL Holdings Bhd	542,100	99,641
	Kuala Lumpur Kepong Bhd	735,530	4,986,477
	Kumpulan Fima BHD	709,900	397,229
	Lagenda Properties Bhd	598,600	202,436
	Land & General Bhd	13,569,120	340,317
#	LBS Bina Group Bhd	5,575,893	611,725
	Leong Hup International Bhd	585,700	70,149
#	Lii Hen Industries Bhd	657,200	466,719
#	Lingkaran Trans Kota Holdings Bhd	952,300	1,013,323
*	Lion Industries Corp. Bhd	353,600	46,168
#Ω	Lotte Chemical Titan Holding Bhd	964,075	483,806
#	LPI Capital Bhd	493,340	1,563,207
#	Magni-Tech Industries Bhd	1,365,300	612,822
#	Magnum Bhd	4,062,462	1,684,769
#	Mah Sing Group Bhd	8,444,051	1,325,044
#	Malakoff Corp. Bhd	8,218,200	1,250,027
	Malayan Banking Bhd	9,622,144	20,012,313
#	Malayan Flour Mills Bhd	3,812,900	566,081
*	Malaysia Airports Holdings Bhd	4,908,645	7,715,963
#	Malaysia Building Society Bhd	13,804,567	2,019,040
#	Malaysia Smelting Corp. Bhd	473,900	502,326
*	Malaysian Bulk Carriers Bhd	186,000	23,134
#	Malaysian Pacific Industries Bhd	544,825	3,880,841
#	Malaysian Resources Corp. Bhd	14,185,057	1,245,955
#	Matrix Concepts Holdings Bhd	4,233,437	2,235,697
#	Maxis Bhd	6,228,315	5,414,282
#	MBM Resources BHD	891,210	669,704
	Media Prima Bhd	1,322,200	172,312
#	Mega First Corp. Bhd	3,198,800	2,789,223
	MISC Bhd	2,840,860	5,082,493
#	MKH Bhd	2,734,075	859,051
#	MNRB Holdings Bhd	3,224,954	792,357
*	MPHB Capital Bhd	497,100	154,170
#	Muda Holdings Bhd	967,800	525,412
*	Muhibbah Engineering M Bhd	2,888,250	337,279
*	Mulpha International Bhd	406,440	218,938
	My EG Services Bhd	8,296,840	1,776,671
#	Nestle Malaysia Bhd	131,500	4,019,312
	Nylex Malaysia Bhd	20,250	1,642
#	OCK Group Bhd	2,278,500	219,192
	Oriental Holdings BHD	950,740	1,548,017
#	OSK Holdings Bhd	7,997,767	1,705,085
	PA Resources Bhd	1,119,700	94,741
#	Padini Holdings Bhd	2,519,900	1,984,202
	Panasonic Manufacturing Malaysia Bhd	66,800	437,908
	Pantech Group Holdings Bhd	1,777,231	305,493

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Paramount Corp. Bhd	1,893,175	$320,239
	Pentamaster Corp. Bhd	1,051,795	815,526
	Perak Transit Bhd	613,200	90,370
#	Petron Malaysia Refining & Marketing Bhd	490,600	618,513
#	Petronas Chemicals Group Bhd	5,421,700	12,698,975
	Petronas Dagangan Bhd	967,400	4,815,425
	Petronas Gas Bhd	1,812,008	7,058,495
#	PIE Industrial Bhd	191,000	125,048
#*	Pos Malaysia Bhd	465,800	66,363
	PPB Group Bhd	1,922,140	7,587,035
	Press Metal Aluminium Holdings Bhd	6,686,660	9,166,863
	Public Bank Bhd	31,116,255	33,445,196
	QL Resources Bhd	3,925,930	4,614,453
*	Ranhill Utilities Bhd	839,277	99,145
	RCE Capital Bhd	175,008	72,071
*	Revenue Group Bhd	321,900	89,330
	RHB Bank Bhd	5,979,105	8,566,156
	Sam Engineering & Equipment M Bhd	501,900	476,951
#*	Sapura Energy Bhd	40,752,188	321,478
#	Sarawak Oil Palms Bhd	1,225,391	1,947,681
	SCGM Bhd	45,200	23,296
#	Scientex Bhd	4,814,784	4,208,252
	SEG International BHD	533,828	77,158
#††	Serba Dinamik Holdings Bhd	8,429,610	508,274
*	Shangri-La Hotels Malaysia Bhd	440,600	327,051
	Sime Darby Bhd	10,357,087	5,535,999
	Sime Darby Plantation Bhd	3,806,961	4,567,470
#	Sime Darby Property Bhd	11,652,287	1,576,451
#	SKP Resources Bhd	5,269,025	1,799,570
	SP Setia Bhd Group	6,679,159	1,788,184
*	Subur Tiasa Holdings Bhd	263,900	145,104
††	Sumatec Resources Bhd	786,700	163
	Sunway Bhd	7,066,190	2,952,158
#	Sunway Construction Group Bhd	1,754,719	683,312
	Supermax Corp. Bhd	4,399,200	1,121,497
	Suria Capital Holdings Bhd	261,280	68,905
	Syarikat Takaful Malaysia Keluarga Bhd	2,634,875	2,145,589
#	Ta Ann Holdings Bhd	2,113,023	2,989,125
#	Taliworks Corp. Bhd	2,261,466	474,668
	Tan Chong Motor Holdings Bhd	864,500	228,421
#	TASCO Bhd	583,200	149,041
	Telekom Malaysia Bhd	3,001,102	3,426,364
#	Tenaga Nasional Bhd	4,333,881	8,994,284
#	Thong Guan Industries Bhd	949,600	542,077
	TIME dotCom Bhd	4,991,280	5,091,855
#	Top Glove Corp. Bhd	14,581,260	5,632,600
#*	Tropicana Corp. Bhd	5,238,632	1,173,751
	TSH Resources Bhd	3,896,750	1,546,436
*	Tune Protect Group Bhd	1,625,100	157,443
#	Uchi Technologies Bhd	1,820,940	1,267,257
#	UEM Edgenta Bhd	1,849,600	674,016
#*	UEM Sunrise Bhd	6,024,645	467,002
#	UMW Holdings Bhd	1,893,406	1,442,943
	Unisem M Bhd	725,000	475,803
	United Malacca Bhd	226,150	295,495
#	United Plantations Bhd	367,100	1,322,693
#	UOA Development Bhd	6,098,400	2,517,351
	UWC BHD	878,000	635,294
#*	Velesto Energy Bhd	17,587,292	478,931

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	ViTrox Corp. Bhd	1,292,800	$2,225,918
#	VS Industry Bhd	3,867,800	878,416
#*	WCT Holdings Bhd	5,075,940	631,745
#	Wellcall Holdings Bhd	2,992,950	869,121
	Westports Holdings Bhd	3,449,800	3,117,751
	Yinson Holdings Bhd	5,775,100	3,238,077
*	YNH Property Bhd	4,424,693	2,932,556
#	YTL Corp. Bhd	23,406,495	3,401,031
#	YTL Power International Bhd	6,249,387	1,109,760

TOTAL MALAYSIA			446,050,005

MEXICO — (2.3%)
#*	ALEATICA SAB de CV	54,542	48,591
	Alfa SAB de CV, Class A	27,388,079	18,440,801
#	Alpek SAB de CV	3,905,158	5,262,629
*	Alsea SAB de CV	3,599,991	7,871,590
	America Movil SAB de CV	11,717,972	11,427,126
	America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	73,121,443
	Arca Continental SAB de CV	1,188,713	7,553,496
#*	Axtel SAB de CV	8,795,065	939,565
#Ω	Banco del Bajio SA	1,743,152	4,288,155
	Becle SAB de CV	802,676	2,000,544
#	Bolsa Mexicana de Valores SAB de CV	3,327,375	6,660,783
*	Cemex SAB de CV	1,380,264	609,422
*	Cemex SAB de CV, Sponsored ADR	3,538,117	15,567,716
	Coca-Cola Femsa SAB de CV, Sponsored ADR	105,938	5,784,215
	Coca-Cola Femsa SAB de CV	328,303	1,791,738
	Consorcio ARA SAB de CV	8,701,867	1,705,705
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	4,303,303
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,003,438	1,604,989
	Corp Actinver SAB de CV	61,598	36,162
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	98,175
#	Corp. Inmobiliaria Vesta SAB de CV	4,116,405	7,612,924
	Corp. Moctezuma SAB de CV	398,200	1,239,100
	Cydsa SAB de CV	6,129	4,055
	Dine SAB de CV	7,300	7,387
	El Puerto de Liverpool SAB de CV, Class C1	609,496	3,087,727
#*††	Empresas ICA SAB de CV	4,691,828	22,072
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	48,179
	Fomento Economico Mexicano SAB de CV	339,660	2,540,480
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	245,387	18,340,224
	GCC SAB de CV	933,173	6,220,544
#	Genomma Lab Internacional SAB de CV, Class B	6,278,441	6,639,490
#*	Gentera SAB de CV	6,802,516	5,306,939
#	Gruma SAB de CV, Class B	1,175,604	14,001,362
#	Grupo Aeroportuario del Centro Norte SAB de CV	1,145,660	7,984,503
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	44,668	6,869,492
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,160,106	17,872,449
	Grupo Aeroportuario del Sureste SAB de CV, Class B	486,729	10,613,991
	Grupo Bimbo SAB de CV, Class A	5,955,468	18,336,415
#	Grupo Carso SAB de CV	2,305,526	7,514,299
	Grupo Comercial Chedraui SA de CV	2,922,939	7,365,179
#	Grupo Elektra SAB de CV	268,702	15,906,437
	Grupo Financiero Banorte SAB de CV, Class O	5,542,287	36,529,416
#*	Grupo Financiero Inbursa SAB de CV, Class O	7,458,390	12,671,569
*	Grupo Gigante SAB de CV	41,000	58,266
#	Grupo Herdez SAB de CV	1,870,261	2,796,249
*	Grupo Hotelero Santa Fe SAB de CV	306,056	67,491
	Grupo Industrial Saltillo SAB de CV	285,468	321,749

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo KUO SAB de CV, Class B	271,325	$578,243
#	Grupo Mexico SAB de CV, Class B	12,834,356	60,119,868
#*	Grupo Pochteca SAB de CV	386,111	134,339
#	Grupo Rotoplas SAB de CV	429,350	511,479
*	Grupo Sanborns SAB de CV	611,992	596,802
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	155,262
#*	Grupo Simec SAB de CV, Class B	1,299,357	12,862,084
#	Grupo Televisa SAB, Sponsored ADR	2,138,209	19,735,669
#	Grupo Televisa SAB	3,642,271	6,762,828
#*Ω	Grupo Traxion SAB de CV	115,439	179,100
*	Hoteles City Express SAB de CV	2,213,204	542,279
	Industrias Bachoco SAB de CV, Sponsored ADR	34,937	1,599,591
	Industrias Bachoco SAB de CV, Class B	1,487,230	5,648,216
*	Industrias CH SAB de CV, Class B	1,977,630	20,351,471
	Industrias Penoles SAB de CV	863,263	9,498,368
#	Kimberly-Clark de Mexico SAB de CV, Class A	4,782,905	6,656,433
#	La Comer SAB de CV	5,353,579	9,953,436
	Megacable Holdings SAB de CV	3,071,601	8,730,202
#*	Minera Frisco SAB de CV, Class A1	5,848,090	1,034,553
#*Ω	Nemak SAB de CV	13,986,443	3,008,869
#	Operadora de Sites Mexicanos SA de CV	5,949,086	7,291,140
	Orbia Advance Corp. SAB de CV	7,574,123	18,209,221
#*	Organizacion Cultiba SAB de CV	194,351	88,287
	Organizacion Soriana SAB de CV, Class B	3,347,298	3,895,736
	Promotora y Operadora de Infraestructura SAB de CV	1,189,358	8,712,769
	Promotora y Operadora de Infraestructura SAB de CV, Class L	23,958	109,174
#	Qualitas Controladora SAB de CV	1,049,685	5,658,263
	Regional SAB de CV	2,147,998	12,964,933
#*	Unifin Financiera SAB de CV	1,336,749	1,139,805
*	Vista Energy SAB de CV, ADR	5,276	44,635
	Vitro SAB de CV, Class A	423,513	533,166
#	Wal-Mart de Mexico SAB de CV	7,408,764	26,260,059

TOTAL MEXICO			632,660,416

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	186,787	356,763
	Cementos Pacasmayo SAA, ADR	39,716	232,537
#	Cia de Minas Buenaventura SAA, ADR	157,251	1,484,450
	Credicorp Ltd.	154,470	21,454,338
	Fossal SAA, ADR	291	607
	Intercorp Financial Services, Inc.	2,452	67,013

TOTAL PERU			23,595,708

PHILIPPINES — (0.8%)
	8990 Holdings, Inc.	674,000	177,796
	A Soriano Corp.	818,000	143,745
	Aboitiz Equity Ventures, Inc.	5,760,210	5,590,827
	Aboitiz Power Corp.	4,691,200	2,877,473
	AC Energy Corp.	10,047,120	1,382,321
††	ACR Mining Corp.	11,905	765
*	AgriNurture, Inc.	197,900	17,394
	AllHome Corp.	707,500	106,761
	Alliance Global Group, Inc.	27,490,694	6,200,394
	Alsons Consolidated Resources, Inc.	3,329,000	63,333
*	Apex Mining Co., Inc.	13,799,000	401,331
*	Apollo Global Capital, Inc.	66,740,000	54,939
*	Atlas Consolidated Mining & Development Corp.	4,082,100	466,499
	Ayala Corp.	470,510	6,620,420

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Ayala Land, Inc.	14,123,320	$8,620,434
*	AyalaLand Logistics Holdings Corp.	3,774,200	322,462
	Bank of the Philippine Islands	3,602,066	6,533,852
	BDO Unibank, Inc.	5,750,643	14,210,232
*	Belle Corp.	28,836,700	695,523
*	Bloomberry Resorts Corp.	28,586,200	3,296,598
*	Cebu Air, Inc.	2,128,040	1,788,442
*	Cebu Holdings, Inc.	2,065,000	240,874
*Ω	CEMEX Holdings Philippines, Inc.	23,615,267	361,293
	Century Pacific Food, Inc.	5,634,650	2,421,303
	Century Properties Group, Inc.	1,153,062	8,834
	China Banking Corp.	1,871,990	958,373
	COL Financial Group, Inc.	1,337,000	93,719
	Cosco Capital, Inc.	15,421,700	1,445,553
	D&L Industries, Inc.	17,913,600	2,439,772
*	DITO CME Holdings Corp.	99,900	9,178
	DMCI Holdings, Inc.	29,985,800	4,753,469
	DoubleDragon Corp.	3,880,990	616,583
	Eagle Cement Corp.	436,200	104,364
*	East West Banking Corp.	5,879,550	908,175
*	EEI Corp.	2,997,700	250,314
	Emperador, Inc.	4,169,500	1,552,705
	Filinvest Development Corp.	267,400	36,069
	Filinvest Land, Inc.	123,503,687	2,481,273
	First Gen Corp.	366,100	162,989
	First Philippine Holdings Corp.	2,595,920	3,480,132
	Global Ferronickel Holdings, Inc.	14,051,756	702,060
*	Global-Estate Resorts, Inc.	488,000	8,191
	Globe Telecom, Inc.	88,745	3,858,203
	GT Capital Holdings, Inc.	380,922	3,656,278
	Holcim Philippines, Inc.	155,100	16,331
*	Integrated Micro-Electronics, Inc.	5,987,440	802,716
	International Container Terminal Services, Inc.	2,984,782	12,255,484
	JG Summit Holdings, Inc.	7,450,686	7,926,009
	Jollibee Foods Corp.	1,314,277	5,399,003
	LT Group, Inc.	12,404,900	2,018,920
*	MacroAsia Corp.	1,574,396	155,813
	Manila Electric Co.	617,120	4,154,292
	Manila Water Co., Inc.	10,346,400	3,638,799
*	Max’s Group, Inc.	1,368,500	156,863
*	Megawide Construction Corp.	5,375,270	512,640
	Megaworld Corp.	70,783,300	3,836,519
	Metro Pacific Investments Corp.	55,875,500	4,041,214
	Metropolitan Bank & Trust Co.	4,787,429	4,661,934
	Nickel Asia Corp.	22,094,940	3,237,073
*	Petron Corp.	21,841,000	1,335,649
*	Philcomsat Holdings Corp.	410,332	2,505
	Philex Mining Corp.	4,650,350	440,653
*	Philippine National Bank	2,485,566	902,798
	Philippine Stock Exchange, Inc.	84,552	341,484
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	505,254
*	Pilipinas Shell Petroleum Corp.	1,818,440	600,690
#	PLDT, Inc., Sponsored ADR	143,059	5,087,178
	PLDT, Inc.	305,790	10,880,707
	Premium Leisure Corp.	26,286,000	242,989
	Puregold Price Club, Inc.	6,780,480	4,272,140
*	PXP Energy Corp.	2,088,200	185,513
	RFM Corp.	6,096,300	491,307

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Rizal Commercial Banking Corp.	2,919,464	$1,113,941
	Robinsons Land Corp.	21,176,618	7,692,033
	Robinsons Retail Holdings, Inc.	2,347,330	2,401,416
	San Miguel Corp.	3,701,730	7,538,824
	San Miguel Food & Beverage, Inc.	638,920	759,309
	Security Bank Corp.	1,690,858	3,326,153
	Semirara Mining & Power Corp.	7,216,400	3,787,432
	Shakey’s Pizza Asia Ventures, Inc.	366,600	54,750
	SM Investments Corp.	260,440	4,231,633
	SM Prime Holdings, Inc.	16,202,190	10,799,603
*	Top Frontier Investment Holdings, Inc.	155,417	344,985
	Union Bank of the Philippines	1,868,517	2,607,971
	Universal Robina Corp.	2,624,170	5,133,514
	Vista Land & Lifescapes, Inc.	57,250,800	2,810,182
	Vistamalls, Inc.	912,800	57,444
	Wilcon Depot, Inc.	3,218,300	1,723,563

TOTAL PHILIPPINES			222,606,475

POLAND — (0.7%)
*	11 bit studios SA	3,396	405,796
	AB SA	2,538	26,426
*	Agora SA	224,320	286,743
*	Alior Bank SA	687,719	5,614,422
#*Ω	Allegro.eu SA	144,924	745,414
#	Alumetal SA	19,143	302,191
	Amica SA	28,248	585,492
#*	AmRest Holdings SE	229,691	904,020
	Apator SA	50,102	197,205
	ASBISc Enterprises PLC	94,950	262,533
	Asseco Poland SA	44,112	775,150
	Asseco South Eastern Europe SA	11,010	116,064
	Astarta Holding NV	1,023	5,506
#	Auto Partner SA	55,342	180,736
#	Bank Handlowy w Warszawie SA	155,124	2,089,972
#*	Bank Millennium SA	3,420,050	3,874,473
*	Bank Ochrony Srodowiska SA	97,349	188,089
	Bank Polska Kasa Opieki SA	363,230	7,982,074
#*	Benefit Systems SA	850	113,361
#*	Bioton SA	193,900	177,782
#*	Boryszew SA	1,608,272	1,472,820
#	Budimex SA	84,247	3,877,260
#*	CCC SA	176,062	2,058,940
#	CD Projekt SA	187,216	5,066,979
	Celon Pharma SA	23,104	114,999
#*	CI Games SA	788,843	265,665
#	Ciech SA	240,282	2,142,190
	Cognor Holding SA	120,881	162,010
#	ComArch SA	14,275	552,890
	Creepy Jar SA	306	47,039
	Cyfrowy Polsat SA	923,627	5,029,429
	Develia SA	1,249,758	994,995
#*Ω	Dino Polska SA	103,902	6,721,605
	Dom Development SA	22,268	477,034
	Echo Investment SA	10,980	8,450
*	Enea SA	1,802,299	3,892,781
#	Eurocash SA	531,518	1,424,387
#	Fabryki Mebli Forte SA	103,536	889,947
*	Famur SA	796,623	511,407
#	Firma Oponiarska Debica SA	16,334	251,816

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
#*	Globe Trade Centre SA	254,305	$347,710
*	Grupa Azoty SA	291,998	2,632,939
#	Grupa Kety SA	63,815	9,238,256
*	Grupa Lotos SA	513,607	7,986,364
	ING Bank Slaski SA	87,417	3,867,877
	Inter Cars SA	30,929	2,851,426
#*	Jastrzebska Spolka Weglowa SA	276,110	4,182,555
	Kernel Holding SA	494,413	2,932,778
	KGHM Polska Miedz SA	397,554	12,860,162
	KRUK SA	113,253	6,529,911
#	Lentex SA	27,547	48,657
#	LiveChat Software SA	29,545	630,930
	LPP SA	5,347	11,299,171
#*	Lubelski Wegiel Bogdanka SA	99,697	1,195,166
*	mBank SA	49,124	3,287,949
#	Mirbud SA	255,904	195,399
	Neuca SA	2,950	500,542
	NEWAG SA	511	2,282
*	Orange Polska SA	2,490,713	3,807,054
*	PGE Polska Grupa Energetyczna SA	3,492,818	7,767,795
#*	PKP Cargo SA	127,942	335,050
	PlayWay SA	1,574	89,650
#*	Polimex-Mostostal SA	222,707	176,675
	Polski Koncern Naftowy Orlen SA	1,297,796	21,925,531
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,179,236	4,454,322
*	Powszechna Kasa Oszczednosci Bank Polski SA	881,719	6,507,562
	Powszechny Zaklad Ubezpieczen SA	968,594	6,696,608
	Santander Bank Polska SA	62,660	3,815,825
*	Selvita SA	656	11,411
#	Stalexport Autostrady SA	786,861	556,475
#*	Tauron Polska Energia SA	7,668,171	5,766,541
#	Tim SA	21,780	179,410
#*	VRG SA	1,065,952	905,467
	Warsaw Stock Exchange	94,053	823,145
	Wawel SA	797	81,108
#	Wirtualna Polska Holding SA	16,651	375,993
#Ω	X-Trade Brokers Dom Maklerski SA	46,930	217,563
#*	Zespol Elektrowni Patnow Adamow Konin SA	45,007	170,640

TOTAL POLAND			196,049,991

QATAR — (0.6%)
	Aamal Co.	9,145,429	2,951,650
	Al Khaleej Takaful Group QSC	1,206,910	1,215,894
	Al Meera Consumer Goods Co. QSC	431,706	2,254,670
*	Alijarah Holding Co. QPSC.	2,568,406	630,607
	Baladna	3,925,132	1,575,302
	Barwa Real Estate Co.	4,930,495	4,582,143
	Commercial Bank PSQC	2,242,401	4,713,897
*	Dlala Brokerage & Investments Holding Co. QSC	255,242	118,710
	Doha Bank QPSC	4,118,583	2,943,348
	Doha Insurance Co. QSC	449,202	239,648
*	Gulf International Services QSC	7,194,231	3,835,191
	Gulf Warehousing Co.	674,037	783,291
	Industries Qatar QSC	1,020,740	5,264,136
*	Investment Holding Group	3,871,556	2,442,895
	Mannai Corp. QSC	470,796	1,132,794
	Masraf Al Rayan QSC	6,303,490	9,339,968
*	Mazaya Real Estate Development QPSC	5,291,337	1,293,311
	Medicare Group	701,708	1,329,576

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	3,710,195	$2,624,278
	Ooredoo QPSC	1,504,547	3,096,754
	Qatar Aluminum Manufacturing Co.	6,458,343	4,245,446
	Qatar Electricity & Water Co. QSC	1,183,949	5,536,342
*	Qatar First Bank	4,872,814	2,098,767
	Qatar Fuel QSC	661,333	3,330,990
	Qatar Gas Transport Co. Ltd.	11,023,955	10,343,965
	Qatar Industrial Manufacturing Co. QSC	416,211	351,908
	Qatar Insurance Co. SAQ	2,439,066	1,642,088
	Qatar International Islamic Bank QSC	1,752,821	5,546,371
	Qatar Islamic Bank SAQ	2,817,973	18,940,949
	Qatar Islamic Insurance Group	67,573	159,085
	Qatar National Bank QPSC	6,825,211	43,531,140
	Qatar National Cement Co. QSC	858,994	1,198,472
	Qatar Navigation QSC	1,298,636	3,030,186
*	Salam International Investment Ltd. QSC	8,621,173	2,383,894
	United Development Co. QSC	14,248,212	5,666,624
	Vodafone Qatar QSC	10,657,738	4,828,852
*	Widam Food Co.	420,285	356,993
	Zad Holding Co.	41,135	206,386

TOTAL QATAR			165,766,521

RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	405,070	0
*††	Gazprom PJSC,Sponsored ADR	4,512,952	0
*††	Globaltrans Investment PLC,GDR	391,653	0
*††	Lukoil PJSC,Sponsored ADR	627,750	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,372	0
*††	MMC Norilsk Nickel PJSC,ADR	1,014,840	0
*††	Mobile TeleSystems PJSC, ADR	279,109	0
*††	Novatek PJSC,GDR	35,141	0
*††	Novolipetsk Steel PJSC,GDR	199,492	0
*††	PhosAgro PJSC	1,846	0
*††	PhosAgro PJSC	286,515	0
*††	Polyus PJSC, GDR.	30,972	0
*††	QIWI PLC, Sponsored ADR	11,594	0
*††	Ros Agro PLC,GDR	136,289	0
*††	Rosneft Oil Co. PJSC, GDR.	2,172,010	0
*††	Rostelecom PJSC,Sponsored ADR	405,087	0
*††	RusHydro PJSC,ADR	4,546,575	0
*††	Sberbank of Russia PJSC,Sponsored ADR	3,144,384	0
*††	Severstal PAO,GDR.	286,030	0
*††	Tatneft PJSC,Sponsored ADR	412,671	0
*††	VK Co. Ltd.,GDR	123,722	0
*††	VTB Bank PJSC,GDR	7,638,337	0
*††	X5 Retail Group NV,GDR	220,443	0

SAUDI ARABIA — (3.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	68,819	281,220
	Abdullah Al Othaim Markets Co.	234,081	6,951,863
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	58,106	564,028
	Advanced Petrochemical Co.	456,659	8,124,044
*	Al Alamiya for Cooperative Insurance Co.	159,636	918,745
*	Al Babtain Power & Telecommunication Co.	218,036	1,679,774
*	Al Etihad Cooperative Insurance Co.	230,916	1,251,243
*	Al Gassim Investment Holding Co.	106,382	604,959
	Al Hammadi Co. for Development & Investment	325,059	4,208,290
*	Al Hassan Ghazi Ibrahim Shaker Co.	263,289	1,329,423

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Jouf Agricultural Development Co.	104,304	$1,444,001
*	Al Jouf Cement Co.	706,845	1,850,043
*	Al Kathiri Holding Co.	33,600	570,689
	Al Khaleej Training & Education Co.	365,076	1,738,967
	Al Moammar Information Systems Co.	107,647	3,773,110
	Al Rajhi Bank	1,942,346	90,991,394
*	Al Rajhi Co. for Co-operative Insurance.	195,391	4,112,625
*	Al Sagr Cooperative Insurance Co.	158,166	477,207
	Al Yamamah Steel Industries Co.	244,921	2,573,315
*	AlAbdullatif Industrial Investment Co.	257,719	1,535,941
	Alandalus Property Co.	348,559	1,660,609
	Alaseel Co.	112,307	1,299,728
	Aldrees Petroleum & Transport Services Co.	223,886	4,676,948
	Alinma Bank	3,603,063	39,523,230
*	AlJazira Takaful Ta’awuni Co.	284,642	1,430,120
*	Allianz Saudi Fransi Cooperative Insurance Co.	274,613	1,544,961
	Almarai Co. JSC	785,684	10,828,588
	Alujain Holding	223,789	4,526,073
	Arab National Bank	774,196	7,241,731
	Arabian Cement Co.	502,377	5,603,459
	Arabian Centres Co. Ltd.	506,493	2,971,828
*	Arabian Pipes Co.	15,003	199,286
*	Arabian Shield Cooperative Insurance Co.	219,559	1,137,047
	Arriyadh Development Co.	905,917	7,327,744
*	Aseer Trading Tourism & Manufacturing Co.	539,136	2,635,187
	Astra Industrial Group	353,700	4,638,170
	Ataa Educational Co.	71,841	1,121,371
*	AXA Cooperative Insurance Co.	266,642	2,451,939
	Baazeem Trading Co.	33,461	865,328
*	Bank AlBilad	1,990,078	27,271,298
	Bank Al-Jazira	2,774,749	23,192,742
	Banque Saudi Fransi	548,406	7,879,600
*	Basic Chemical Industries Ltd.	114,284	1,317,305
*	Batic Investments & Logistic Co.	107,478	682,746
	Bawan Co.	283,613	2,719,465
	Bupa Arabia for Cooperative Insurance Co.	234,101	10,333,871
*	Buruj Cooperative Insurance Co.	174,058	1,191,203
*	Chubb Arabia Cooperative Insurance Co.	94,041	699,482
	City Cement Co.	727,919	5,416,593
	Co. for Cooperative Insurance	390,150	7,101,200
	Dallah Healthcare Co.	185,522	5,890,674
*	Dar Al Arkan Real Estate Development Co.	4,098,534	11,732,490
	Dr Sulaiman Al Habib Medical Services Group Co.	66,475	3,528,308
*	Dur Hospitality Co.	513,635	3,547,081
	Eastern Province Cement Co.	390,191	5,014,044
	Electrical Industries Co.	211,187	1,544,544
*	Emaar Economic City	3,318,721	9,623,541
	Etihad Etisalat Co.	2,466,364	28,321,222
*	Fawaz Abdulaziz Al Hokair & Co.	585,803	2,100,229
	Fitaihi Holding Group	114,340	1,163,545
*	Gulf General Cooperative Insurance Co.	285,484	772,507
*	Gulf Union Cooperative Insurance Co.	80,553	254,145
	Hail Cement Co.	507,622	1,933,190
	Halwani Brothers Co.	107,345	2,375,941
	Herfy Food Services Co.	171,082	2,540,078
	Jarir Marketing Co.	177,929	9,086,062
*	Jazan Energy & Development Co.	191,279	914,987
*	L’Azurde Co. for Jewelry	233,129	1,098,414
	Leejam Sports Co. JSC	138,274	4,059,376

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Maharah Human Resources Co.	166,826	$3,613,962
*	Malath Cooperative Insurance Co.	158,711	877,417
*	Mediterranean & Gulf Insurance & Reinsurance Co.	425,379	1,707,552
*	Methanol Chemicals Co.	309,040	3,962,314
*	Middle East Healthcare Co.	328,953	3,132,664
*	Middle East Paper Co.	250,177	4,161,051
*	Middle East Specialized Cables Co.	188,403	798,833
*	Mobile Telecommunications Co. Saudi Arabia	4,184,053	15,433,187
	Mouwasat Medical Services Co.	140,254	8,960,034
	Najran Cement Co.	886,107	4,305,622
*	Nama Chemicals Co.	125,673	1,376,460
*	National Agriculture Development Co.	379,535	3,218,046
	National Co. for Glass Industries	133,274	1,387,577
	National Co. for Learning & Education	56,747	812,899
	National Gas & Industrialization Co.	167,713	2,167,505
	National Gypsum	107,406	1,137,105
*	National Industrialization Co.	2,262,137	12,192,324
	National Medical Care Co.	134,953	2,811,485
	Northern Region Cement Co.	861,644	3,095,589
	Qassim Cement Co.	242,942	5,199,436
*	Rabigh Refining & Petrochemical Co.	1,715,665	13,053,289
	Riyad Bank	2,715,960	29,433,086
*	SABB Takaful Co.	36,603	195,242
	SABIC Agri-Nutrients Co.	423,780	18,255,847
	Sahara International Petrochemical Co.	2,078,576	31,136,445
*	Salama Cooperative Insurance Co.	105,579	369,719
*	Saudi Arabian Cooperative Insurance Co.	163,876	948,112
*	Saudi Arabian Mining Co.	1,021,370	37,194,874
	Saudi Automotive Services Co.	214,971	2,152,886
	Saudi Basic Industries Corp.	1,568,485	54,334,917
	Saudi British Bank	1,658,338	19,688,128
	Saudi Cable Co.	5,172	21,258
	Saudi Cement Co.	455,983	6,990,735
	Saudi Ceramic Co.	367,371	5,004,389
	Saudi Chemical Co. Holding	361,942	3,311,998
*	Saudi Co. For Hardware CJSC	140,227	1,542,270
	Saudi Electricity Co.	1,468,628	10,524,601
*	Saudi Ground Services Co.	407,675	3,715,176
	Saudi Industrial Investment Group	1,618,579	14,030,710
	Saudi Industrial Services Co.	466,202	3,460,830
	Saudi Investment Bank (The)	804,763	4,913,765
*	Saudi Kayan Petrochemical Co.	4,757,838	23,435,934
*	Saudi Marketing Co.	188,233	1,334,915
	Saudi National Bank	3,044,476	63,811,642
*	Saudi Paper Manufacturing Co.	64,524	785,974
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	252,465	2,405,046
*	Saudi Printing & Packaging Co.	172,384	907,468
*	Saudi Public Transport Co.	488,500	2,774,664
*	Saudi Re for Cooperative Reinsurance Co.	469,023	1,908,885
*	Saudi Real Estate Co.	618,374	3,631,693
*	Saudi Research & Media Group	249,604	17,431,676
*	Saudi Steel Pipe Co.	88,577	571,215
	Saudi Telecom Co.	1,405,483	43,219,370
	Saudia Dairy & Foodstuff Co.	82,499	3,858,051
	Savola Group	1,250,906	11,825,612
*	Seera Group Holding	1,677,935	9,745,356
	Southern Province Cement Co.	308,353	5,461,051
*	Tabuk Agriculture	22,469	143,392
	Tabuk Cement Co.	445,616	2,104,647

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Takween Advanced Industries Co.	274,699	$1,096,713
	Umm Al-Qura Cement Co.	329,083	2,248,098
	United Electronics Co.	187,725	6,452,228
	United International Transportation Co.	303,183	3,964,221
	United Wire Factories Co.	162,568	1,314,150
*	Walaa Cooperative Insurance Co.	370,339	1,619,954
*	Yamama Cement Co.	866,080	8,030,737
	Yanbu Cement Co.	428,239	4,797,260
	Yanbu National Petrochemical Co.	788,566	12,745,612
	Zahrat Al Waha For Trading Co.	60,231	1,435,525
*	Zamil Industrial Investment Co.	295,313	1,797,075

TOTAL SAUDI ARABIA			1,001,457,614

SOUTH AFRICA — (4.1%)
#	Absa Group Ltd.	2,922,569	31,574,163
	Adcock Ingram Holdings Ltd.	493,172	1,671,072
*	Adcorp Holdings Ltd.	391,159	122,246
	Advtech Ltd.	4,424,984	4,990,493
	AECI Ltd.	1,313,277	8,473,392
	African Rainbow Minerals Ltd.	977,148	16,167,559
	Afrimat Ltd.	148,279	610,326
	Alexander Forbes Group Holdings Ltd.	2,175,254	643,955
	Altron Ltd., Class A	390,373	213,143
	Alviva Holdings Ltd.	1,098,634	1,392,331
#	Anglo American Platinum Ltd.	132,807	14,680,870
	AngloGold Ashanti Ltd., Sponsored ADR	1,713,634	34,992,406
*	ArcelorMittal South Africa Ltd.	1,033,947	530,088
	Aspen Pharmacare Holdings Ltd.	1,587,487	16,985,957
	Astral Foods Ltd.	335,196	3,227,651
	AVI Ltd.	1,946,497	8,444,394
	Balwin Properties Ltd.	21,544	3,864
	Barloworld Ltd.	2,542,428	18,357,264
	Bid Corp. Ltd.	825,903	17,343,965
	Bidvest Group Ltd.	1,449,434	19,869,716
*	Blue Label Telecoms Ltd.	3,150,892	1,118,947
#*	Brait PLC	4,298,176	1,154,186
	Capitec Bank Holdings Ltd.	92,707	12,940,940
	Cashbuild Ltd.	177,686	3,180,056
	Caxton & CTP Publishers & Printers Ltd.	47,312	30,662
#*	City Lodge Hotels Ltd.	2,466,738	701,463
	Clicks Group Ltd.	940,720	18,512,961
	Coronation Fund Managers Ltd.	1,481,435	3,901,926
#	Curro Holdings Ltd.	618,170	409,782
	DataTec Ltd.	3,844,287	9,540,033
Ω	Dis-Chem Pharmacies Ltd.	1,073,476	2,617,708
#*	Discovery Ltd.	1,655,054	15,891,217
*	Distell Group Holdings Ltd.	348,539	3,818,707
	DRDGOLD Ltd.	456,860	372,155
*	enX Group Ltd.	132,524	68,797
#	Exxaro Resources Ltd.	1,088,906	15,560,657
#*	Famous Brands Ltd.	463,397	1,871,896
	FirstRand Ltd.	9,249,746	39,835,694
	Foschini Group Ltd.	1,753,855	15,365,999
#	Gold Fields Ltd., Sponsored ADR	3,605,355	48,419,918
	Grand Parade Investments Ltd.	370,203	62,952
#	Grindrod Ltd.	3,272,666	1,415,922
	Grindrod Shipping Holdings Ltd.	95,457	2,419,238
	Harmony Gold Mining Co. Ltd.	1,159,704	4,727,867
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	4,145,604	16,955,520

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Hudaco Industries Ltd.	243,654	$2,279,641
	Impala Platinum Holdings Ltd.	3,873,220	50,101,711
	Investec Ltd.	1,558,637	9,450,964
	Italtile Ltd.	622,916	674,313
#	JSE Ltd.	637,654	4,501,009
	KAP Industrial Holdings Ltd.	11,534,589	3,728,668
	Kumba Iron Ore Ltd.	177,751	5,901,064
	Lewis Group Ltd.	1,049,825	3,193,604
	Life Healthcare Group Holdings Ltd.	9,818,690	13,329,548
	Long4Life Ltd.	1,677,020	643,027
#*	Massmart Holdings Ltd.	669,577	1,767,983
	Merafe Resources Ltd.	3,982,007	432,844
	Metair Investments Ltd.	1,574,514	2,824,251
	MiX Telematics Ltd., Sponsored ADR	40,982	452,851
	Momentum Metropolitan Holdings	8,970,992	9,532,087
	Motus Holdings Ltd.	683,918	4,946,504
	Mpact Ltd.	1,397,429	2,864,302
#	Mr Price Group Ltd.	962,411	13,044,659
	MTN Group Ltd.	11,514,149	122,119,001
	MultiChoice Group	1,473,954	12,024,054
*	Murray & Roberts Holdings Ltd.	2,748,955	1,927,284
#*	Nampak Ltd.	5,022,252	935,254
	Naspers Ltd., Class N	149,977	15,126,070
	Nedbank Group Ltd.	2,239,624	31,274,941
#	NEPI Rockcastle PLC	1,365,618	8,355,549
	Netcare Ltd.	6,930,408	6,656,867
	Ninety One Ltd.	1,039,060	3,340,624
#*	Northam Platinum Holdings Ltd.	1,634,544	19,482,677
	Oceana Group Ltd.	729,501	2,554,908
	Old Mutual Ltd.	5,578,001	4,474,946
	Omnia Holdings Ltd.	1,494,984	7,886,391
Ω	Pepkor Holdings Ltd.	2,210,760	2,981,109
	Pick n Pay Stores Ltd.	2,371,134	8,638,713
*	PPC Ltd.	9,914,843	2,412,134
*	PSG Group Ltd.	610,039	3,687,374
	PSG Konsult Ltd.	190,016	163,152
	Purple Group Ltd.	19,409	3,648
	Raubex Group Ltd.	1,637,434	4,360,240
	RCL Foods Ltd.	218,443	155,303
	Reunert Ltd.	1,599,656	4,461,909
	RFG Holdings Ltd.	538,736	407,886
	Royal Bafokeng Platinum Ltd.	552,294	5,517,565
	Sanlam Ltd.	5,549,181	22,987,705
	Santam Ltd.	236,363	4,339,102
#*	Sappi Ltd.	5,319,382	19,475,182
*	Sasol Ltd.	1,445,051	35,399,287
#*	Sasol Ltd., Sponsored ADR	517,378	12,551,590
	Shoprite Holdings Ltd.	1,404,768	20,290,512
	Sibanye Stillwater Ltd.	9,218,585	31,893,088
#	Sibanye Stillwater Ltd., ADR	1,242,582	17,073,081
#	SPAR Group Ltd.	939,932	9,859,381
#	Spur Corp. Ltd.	574,906	853,218
	Standard Bank Group Ltd.	4,020,045	42,602,452
*	Steinhoff International Holdings NV	8,464,022	1,395,612
*	Sun International Ltd.	1,824,728	3,309,075
	Super Group Ltd.	4,539,215	7,698,288
*	Telkom SA SOC Ltd.	3,203,409	9,653,919
	Tiger Brands Ltd.	1,043,540	10,255,549
#*	Tongaat Hulett Pvt Ltd.	606,238	114,950

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Transaction Capital Ltd.	1,472,330	$4,722,439
*	Trencor Ltd.	752,676	230,226
	Truworths International Ltd.	2,085,335	7,439,807
*	Tsogo Sun Gaming Ltd.	2,560,244	1,809,347
*	Tsogo Sun Hotels Ltd.	424,061	87,467
	Vodacom Group Ltd.	1,500,024	14,407,372
#	Wilson Bayly Holmes-Ovcon Ltd.	572,814	2,704,051
	Woolworths Holdings Ltd.	3,952,154	14,795,050

TOTAL SOUTH AFRICA			1,115,754,437

SOUTH KOREA — (13.6%)
*	3S Korea Co. Ltd.	69,140	177,702
	ABco Electronics Co. Ltd.	47,446	447,849
*	Able C&C Co. Ltd.	38,686	233,357
	ABOV Semiconductor Co. Ltd.	76,705	831,928
*	Abpro Bio Co. Ltd.	780,310	521,185
#*	Actoz Soft Co. Ltd.	34,843	320,776
	Actro Co. Ltd.	1,907	11,999
	ADTechnology Co. Ltd.	24,383	343,937
	Advanced Nano Products Co. Ltd.	23,322	1,286,168
#	Advanced Process Systems Corp.	62,490	1,184,659
	Aekyung Chemical Co. Ltd.	101,400	834,242
#	Aekyung Industrial Co. Ltd.	31,749	495,369
*	AeroSpace Technology of Korea, Inc.	70,668	367,985
	AfreecaTV Co. Ltd.	47,915	4,107,120
*	AFW Co. Ltd.	24,067	91,159
#*	Agabang&Company	129,782	463,530
	Ahn-Gook Pharmaceutical Co. Ltd.	37,967	332,590
#	Ahnlab, Inc.	26,388	2,162,654
	AIIT ONE Co. Ltd.	14,548	13,889
*	Air Busan Co. Ltd.	93,414	169,655
	AJ Networks Co. Ltd.	129,852	683,973
#*	Ajin Industrial Co. Ltd.	253,091	609,455
	AJINEXTEK Co. Ltd.	13,275	132,201
	AK Holdings, Inc.	34,481	583,220
*	Alpha Holdings, Inc.	48,223	109,867
*	Alteogen, Inc.	31,779	1,433,160
*	ALUKO Co. Ltd.	318,003	912,048
#*	Amicogen, Inc.	29,549	739,648
*	Aminologics Co. Ltd.	122,330	232,083
*	Amo Greentech Co. Ltd.	15,974	151,756
#	Amorepacific Corp.	68,149	9,697,996
	Amorepacific Group	135,045	5,312,833
*	Amotech Co. Ltd.	32,159	737,339
*	Anam Electronics Co. Ltd.	294,483	547,477
#*	Ananti, Inc.	284,734	1,963,679
*	Anterogen Co. Ltd.	9,615	183,220
*	Apact Co. Ltd.	50,389	255,589
*	Aprogen Healthcare & Games, Inc.	244,980	121,626
*	Aprogen Medicines, Inc.	848,901	1,038,899
*	Aprogen pharmaceuticals, Inc.	1,207,625	772,635
	APS Holdings Corp.	73,111	760,831
*	Aptamer Sciences, Inc.	4,796	44,454
	APTC Co. Ltd.	22,126	357,985
*	Aroot Co. Ltd.	473,154	192,458
*	Asia Business Daily Co. Ltd.	67,407	155,989
#	Asia Cement Co. Ltd.	124,820	1,494,981
	ASIA Holdings Co. Ltd.	8,398	1,051,104
	Asia Pacific Satellite, Inc.	18,143	220,778

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Asia Paper Manufacturing Co. Ltd.	39,622	$1,394,821
*	Asiana Airlines, Inc.	65,155	1,029,366
*	ASTORY Co. Ltd.	6,158	132,949
	Atec Co. Ltd.	31,204	331,571
*	A-Tech Solution Co. Ltd.	36,570	371,797
	Atinum Investment Co. Ltd.	233,113	843,712
#	AUK Corp.	162,034	341,811
#	Aurora World Corp.	31,833	261,548
	Austem Co. Ltd.	119,678	223,568
#	Autech Corp.	61,251	463,024
	Avaco Co. Ltd.	79,791	678,290
*	Avatec Co. Ltd.	14,678	168,288
	Baiksan Co. Ltd.	48,293	472,210
*††	Barun Electronics Co. Ltd.	894	143
*	Barunson Entertainment & Arts Corp.	259,334	281,632
	Bcworld Pharm Co. Ltd.	29,936	286,197
*	Benoholdings, Inc.	23,037	86,549
	BGF Co. Ltd.	251,325	1,129,158
	BGF retail Co. Ltd.	19,932	2,851,085
#	BH Co. Ltd.	135,754	2,883,985
*	BHI Co. Ltd.	32,827	150,026
#*	Binex Co. Ltd.	89,565	1,091,522
	Binggrae Co. Ltd.	40,367	1,759,787
*	Biolog Device Co. Ltd.	111,345	134,853
*	Bioneer Corp.	6,035	144,548
#*	BioSmart Co. Ltd.	73,541	280,800
*	Biotoxtech Co. Ltd.	41,407	252,846
	BIT Computer Co. Ltd.	42,093	295,616
	Bixolon Co. Ltd.	15,244	86,680
	Bluecom Co. Ltd.	81,486	680,041
	BNK Financial Group, Inc.	1,131,863	7,019,850
	Boditech Med, Inc.	71,751	812,556
*	Bohae Brewery Co. Ltd.	454,713	346,214
	BoKwang Industry Co. Ltd.	62,071	401,668
	Bolak Co. Ltd.	39,990	67,721
	Bookook Securities Co. Ltd.	8,890	172,126
	Boryung	126,829	1,302,480
*	Bosung Power Technology Co. Ltd.	152,717	828,353
	Brand X Co. Ltd.	5,080	34,447
*	Bridge Biotherapeutics, Inc.	14,251	136,579
#	Bukwang Pharmaceutical Co. Ltd.	105,235	979,006
	Busan Industrial Co. Ltd.	1,322	119,438
	BusinessOn Communication Co. Ltd.	7,502	66,524
	BYC Co. Ltd.	561	202,727
*	BYON Co. Ltd.	138,099	89,171
	Byucksan Corp.	211,230	649,694
*	Caelum Co. Ltd.	22,433	73,974
*	Cafe24 Corp.	39,553	587,111
*	CammSys Corp.	337,355	487,695
	Camus Engineering & Construction, Inc.	152,240	306,118
	Cape Industries Ltd.	71,685	290,831
*	Capro Corp.	235,840	854,127
#	Caregen Co. Ltd.	12,761	1,308,428
*	Carelabs Co. Ltd.	40,613	282,655
	Cell Biotech Co. Ltd.	17,609	230,005
#	Celltrion Healthcare Co. Ltd.	95,822	4,825,683
*	Celltrion Pharm, Inc.	28,251	2,053,290
#	Celltrion, Inc.	208,590	28,863,603
*	Cellumed Co. Ltd.	47,334	209,682

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Central Motek Co. Ltd.	16,522	$231,425
*	Chabiotech Co. Ltd.	94,810	1,392,921
	Changhae Ethanol Co. Ltd.	22,808	257,142
*	Charm Engineering Co. Ltd.	193,835	194,383
*	Cheil Bio Co. Ltd.	41,144	76,333
	Cheil Worldwide, Inc.	361,815	7,223,565
*	Chemon, Inc.	57,194	131,651
	Chemtronics Co. Ltd.	87,309	1,779,155
*	Chemtros Co. Ltd.	46,307	349,646
	Cheryong Electric Co. Ltd.	36,800	148,697
*	ChinHung International, Inc.	246,030	524,041
	Chinyang Holdings Corp.	117,186	346,476
#	Chips&Media, Inc.	12,908	205,746
*	Choa Pharmaceutical Co.	83,140	216,890
*	Choil Aluminum Co. Ltd.	163,361	317,275
	Chokwang Paint Ltd.	41,828	280,815
#	Chong Kun Dang Pharmaceutical Corp.	38,383	2,998,988
	Chongkundang Holdings Corp.	18,849	1,034,977
#	Choong Ang Vaccine Laboratory	25,530	292,286
*	Chorokbaem Healthcare Co. Ltd.	235,746	232,917
*	Chorokbaem Media Co. Ltd.	499,529	977,705
	Chosun Refractories Co. Ltd.	3,954	254,578
#	Chunbo Co. Ltd.	7,620	1,654,367
*	CITYLABS Co. Ltd.	45,143	27,176
	CJ CheilJedang Corp.	47,686	14,995,848
	CJ Corp.	119,039	8,132,910
	CJ ENM Co. Ltd.	47,401	4,760,923
	CJ Freshway Corp.	45,703	1,483,316
*	CJ Logistics Corp.	41,418	4,010,610
*	CJ Seafood Corp.	101,038	337,156
#	CKD Bio Corp.	21,707	608,984
#	Classys, Inc.	60,768	989,284
	Clean & Science Co. Ltd.	39,422	477,227
#	CLIO Cosmetics Co. Ltd.	14,021	235,516
#*	Cloud Air Co. Ltd.	207,608	224,943
#*	CMG Pharmaceutical Co. Ltd.	261,029	665,758
*	CoAsia Corp.	39,329	258,207
*	CoAsia Optics Corp.	30,000	62,424
*	CODI-M Co. Ltd.	1,382,013	208,100
*	Com2uS Holdings Corp.	10,377	683,454
#	Com2uSCorp.	45,963	3,415,247
	Commax Co. Ltd.	59,316	210,828
*	Comtec Systems Co. Ltd.	452,379	352,549
*	ContentreeJoongAng Corp.	18,689	666,491
*	Coreana Cosmetics Co. Ltd.	107,894	402,341
*	Corentec Co. Ltd.	16,556	163,847
	Cosmax BTI, Inc.	18,769	209,619
*	COSMAX NBT, Inc.	53,933	276,385
#	Cosmax, Inc.	53,636	3,606,067
*	Cosmecca Korea Co. Ltd.	35,705	435,021
*	CosmoAM&T Co. Ltd.	69,185	3,015,954
*	Cosmochemical Co. Ltd.	47,412	623,178
	Coway Co. Ltd.	200,792	11,246,379
#	Coweaver Co. Ltd.	28,980	206,587
#	Cowell Fashion Co. Ltd.	194,887	1,192,072
	Cowintech Co. Ltd.	12,020	291,139
	Creas F&C Co. Ltd.	11,175	353,665
*	Creative & Innovative System	130,591	1,363,324
	Creverse, Inc.	1,230	30,005

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Crown Confectionery Co. Ltd.	19,479	$180,409
	CROWNHAITAI Holdings Co. Ltd.	49,318	403,374
#*	CrystalGenomics, Inc.	183,222	736,633
*	CS Bearing Co. Ltd.	9,360	126,724
	CS Wind Corp.	58,693	2,745,928
*	CTC BIO, Inc.	54,395	428,821
	CTK Co. Ltd.	17,959	146,172
	Cuckoo Holdings Co. Ltd.	38,924	575,253
	Cuckoo Homesys Co. Ltd.	55,732	1,547,846
*	Curexo, Inc.	20,598	128,515
*	Curo Co. Ltd.	536,031	194,519
*	CUROCOM Co. Ltd.	169,474	154,106
	Cymechs, Inc.	33,249	490,782
*	D&C Media Co. Ltd.	4,547	113,135
#	D.I Corp.	80,638	552,159
*	DA Technology Co. Ltd.	41,764	148,416
	Dae Han Flour Mills Co. Ltd.	6,886	970,653
	Dae Hwa Pharmaceutical Co. Ltd.	37,256	245,907
	Dae Hyun Co. Ltd.	179,333	397,167
*	Dae Won Chemical Co. Ltd.	127,040	282,667
	Dae Won Kang Up Co. Ltd.	220,492	605,356
*	Dae Young Packaging Co. Ltd.	322,708	584,128
*	Dae Yu Co. Ltd.	20,854	98,944
#*	Daea TI Co. Ltd.	256,268	886,194
*	Daebo Magnetic Co. Ltd.	1,540	56,984
	Daebongls Co. Ltd.	18,298	150,675
#	Daechang Co. Ltd.	436,202	726,137
	Daechang Forging Co. Ltd.	2,761	10,617
#*	Daechang Solution Co. Ltd.	275,824	112,654
	Daedong Corp.	137,516	1,596,916
	Daeduck Electronics Co. Ltd.	177,985	4,224,240
	Daehan New Pharm Co. Ltd.	84,566	866,116
	Daehan Steel Co. Ltd.	92,160	1,605,734
*	DAEHO AL Co. Ltd.	41,075	102,101
*	Dae-Il Corp.	94,917	408,172
	Daejoo Co. Ltd.	28,720	74,988
#	Daejoo Electronic Materials Co. Ltd.	40,099	2,587,474
	Daejung Chemicals & Metals Co. Ltd.	18,985	310,704
	Daekyo Co. Ltd.	103,434	330,856
	Daelim B&Co Co. Ltd.	63,415	396,588
*	Daemyung Sonoseason Co. Ltd.	171,845	171,669
#	Daeryuk Can Co. Ltd.	73,845	339,975
#	Daesang Corp.	180,308	3,604,769
	Daesang Holdings Co. Ltd.	116,639	973,482
*	Daesung Eltec Co. Ltd.	168,466	98,073
	Daesung Energy Co. Ltd.	13,173	188,608
*	Daesung Fine Tech Co. Ltd.	88,630	148,518
	Daesung Holdings Co. Ltd.	27,990	1,328,223
*	Daesung Industrial Co. Ltd.	118,179	519,737
*	Daesung Private Equity, Inc.	60,041	140,522
*	Daewon Cable Co. Ltd.	143,273	227,154
#*	Daewon Media Co. Ltd.	40,179	529,743
	Daewon Pharmaceutical Co. Ltd.	116,606	1,657,784
	Daewon San Up Co. Ltd.	77,011	390,153
#*	Daewoo Electronic Components Co. Ltd.	117,721	214,110
#*	Daewoo Engineering & Construction Co. Ltd.	864,251	4,581,508
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	221,872	4,574,108
	Daewoong Co. Ltd.	76,207	1,807,462
	Daewoong Pharmaceutical Co. Ltd.	10,423	1,499,617

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dahaam E-Tec Co. Ltd.	1,420	$107,065
	Daihan Pharmaceutical Co. Ltd.	42,577	982,249
	Daishin Information & Communication	67,690	76,735
	Daishin Securities Co. Ltd.	238,091	3,315,154
*	Daiyang Metal Co. Ltd.	42,300	147,952
#*	Danal Co. Ltd.	227,028	1,690,374
#*	Danawa Co. Ltd.	37,501	619,286
	Daou Data Corp.	135,295	1,499,148
	Daou Technology, Inc.	224,714	3,672,498
*	Dasan Networks, Inc.	135,089	711,068
#	Dawonsys Co. Ltd.	95,283	2,209,316
#*	Dayou Automotive Seat Technology Co. Ltd.	414,836	391,803
*	Dayou Plus Co. Ltd.	397,817	384,073
	DB Financial Investment Co. Ltd.	254,590	1,307,985
	DB HiTek Co. Ltd.	159,454	8,363,050
	DB Insurance Co. Ltd.	394,302	21,058,275
*	DB, Inc.	744,696	578,049
	DCM Corp.	29,903	636,483
	Dentium Co. Ltd.	19,275	1,027,101
#	Deutsch Motors, Inc.	184,790	1,636,018
#*	Development Advance Solution Co. Ltd.	31,713	121,139
	Device ENG Co. Ltd.	22,019	402,132
*	Dexter Studios Co. Ltd.	13,549	186,347
	DGB Financial Group, Inc.	1,177,413	8,299,397
	DHP Korea Co. Ltd.	66,425	381,430
	DI Dong Il Corp.	92,330	1,754,049
	Digital Chosun Co. Ltd.	98,164	234,074
	Digital Daesung Co. Ltd.	56,455	381,175
*	Digital Imaging Technology Co. Ltd.	6,500	45,516
#*	DIO Corp.	47,458	1,274,268
	Display Tech Co. Ltd.	59,980	372,860
	DL Construction Co. Ltd.	40,076	856,812
#	DL E&C Co. Ltd.	189,052	8,891,540
#	DL Holdings Co. Ltd.	75,397	3,674,641
*††	DMOA Co. Ltd.	348,388	91,119
	DMS Co. Ltd.	114,923	570,534
	DNF Co. Ltd.	29,019	507,826
	Dohwa Engineering Co. Ltd.	25,475	175,908
	Dong A Eltek Co. Ltd.	49,726	367,423
	Dong Ah Tire & Rubber Co. Ltd.	29,142	293,259
	Dong-A Hwasung Co. Ltd.	42,812	379,048
	Dong-A Socio Holdings Co. Ltd.	16,109	1,445,792
	Dong-A ST Co. Ltd.	30,332	1,680,938
#	Dong-Ah Geological Engineering Co. Ltd.	82,004	1,311,547
#*	Dongbang Transport Logistics Co. Ltd.	233,240	623,835
	Dongbu Corp.	77,071	812,358
#	Dongil Industries Co. Ltd.	12,246	1,711,671
#	Dongjin Semichem Co. Ltd.	221,376	6,523,666
	Dongkoo Bio & Pharma Co. Ltd.	56,383	330,650
	DongKook Pharmaceutical Co. Ltd.	114,750	2,036,102
	Dongkuk Industries Co. Ltd.	285,557	802,812
#	Dongkuk Steel Mill Co. Ltd.	649,817	9,502,250
	Dongkuk Structures & Construction Co. Ltd.	155,584	700,757
	Dongsin Engineering & Construction	3,741	87,842
#	Dongsuh Cos., Inc.	76,082	1,606,910
	Dongsung Chemical Co. Ltd.	232,300	896,243
	Dongsung Finetec Co. Ltd.	73,681	690,381
*	Dongsung Pharmaceutical Co. Ltd.	9,683	64,235
#*	Dongwha Enterprise Co. Ltd.	23,883	1,526,718

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongwha Pharm Co. Ltd.	117,975	$1,184,980
	Dongwon Development Co. Ltd.	389,891	1,596,136
	Dongwon F&B Co. Ltd.	10,416	1,466,781
#	Dongwon Industries Co. Ltd.	11,680	2,301,748
#	Dongwon Systems Corp.	29,846	1,383,394
*	Dongwoo Farm To Table Co. Ltd.	15,270	42,567
	Dongwoon Anatech Co. Ltd.	34,048	162,227
	Dongyang E&P, Inc.	46,307	627,245
*	Dongyang Steel Pipe Co. Ltd.	301,477	334,451
	Doosan Bobcat, Inc.	156,245	5,076,894
	Doosan Co. Ltd.	53,783	3,770,633
#*	Doosan Enerbility	603,054	9,594,682
#*	Doosan Fuel Cell Co. Ltd.	131,483	3,572,357
	DoubleUGames Co. Ltd.	65,871	2,574,134
	Douzone Bizon Co. Ltd.	65,587	2,099,400
	DRB Holding Co. Ltd.	31,713	136,427
*	Dream Security Co. Ltd.	77,821	253,207
	Dreamtech Co. Ltd.	152,743	1,261,922
*	Dreamus Co.	34,638	122,403
	Drgem Corp.	17,592	138,783
*	DRTECH Corp.	78,354	98,753
*	DSC Investment, Inc.	69,323	295,304
*	DSK Co. Ltd.	30,355	169,668
	DTR Automotive Corp.	35,869	2,205,835
*	Duckshin Housing Co. Ltd.	12,745	30,305
#*	Duk San Neolux Co. Ltd.	57,947	1,902,248
*	Duksan Hi-Metal Co. Ltd.	50,410	376,525
*	Duksan Techopia Co. Ltd.	14,836	270,716
	Duksung Co. Ltd.	31,749	205,648
	DY Corp.	120,530	832,629
	DY POWER Corp.	65,903	764,415
	DYPNF Co. Ltd.	5,728	170,501
#*	E Investment&Development Co. Ltd.	3,578,764	504,332
#*	E& Corp. Co. Ltd.	86,152	262,722
*	E&D Co. Ltd.	10,843	227,683
*	E&M Co. Ltd.	591,282	285,900
	E1 Corp.	19,152	762,449
	Eagle Veterinary Technology Co. Ltd.	19,725	120,275
	Eagon Industrial Ltd.	49,679	512,463
	Easy Bio, Inc.	154,386	811,745
	Easy Holdings Co. Ltd.	289,666	1,176,208
	eBEST Investment & Securities Co. Ltd.	46,912	282,985
#	Echo Marketing, Inc.	74,962	1,180,966
*	EcoBio Holdings Co. Ltd.	30,883	181,028
	Ecoplastic Corp.	139,597	316,839
#	Ecopro BM Co. Ltd.	9,689	3,579,525
#	Ecopro Co. Ltd.	155,485	10,249,616
	Ecopro HN Co. Ltd.	4,281	166,611
	e-Credible Co. Ltd.	8,423	126,511
*	Eehwa Construction Co. Ltd.	34,748	235,621
*	EG Corp.	12,698	120,223
*	Ehwa Technologies Information Co. Ltd.	447,468	400,534
*	Elcomtec Co. Ltd.	135,076	162,212
	Elentec Co. Ltd.	57,707	1,024,718
	e-LITECOM Co. Ltd.	41,079	227,402
	E-MART, Inc.	64,566	6,681,179
#*	EMKOREA Co. Ltd.	109,856	306,283
	EM-Tech Co. Ltd.	64,472	1,944,664
*	Enex Co. Ltd.	121,879	222,922

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	ENF Technology Co. Ltd.	82,045	$2,261,047
*	Enplus Co. Ltd.	75,432	231,851
*	Enzychem Lifesciences Corp.	3,402	59,372
#	Eo Technics Co. Ltd.	22,216	1,946,748
*	Eone Diagnomics Genome Center Co. Ltd.	19,122	57,102
*	e-Starco Co. Ltd.	42,011	65,181
	Estechpharma Co. Ltd.	52,748	402,811
*	ESTsoft Corp.	17,169	168,212
*	E-TRON Co. Ltd.	1,461,912	315,299
#	Eugene Corp.	407,293	1,661,339
	Eugene Investment & Securities Co. Ltd.	615,854	1,591,550
#	Eugene Technology Co. Ltd.	51,018	1,716,081
	Eusu Holdings Co. Ltd.	84,717	408,971
*	EV Advanced Material Co. Ltd.	50,658	70,255
*	Ewon Comfortech Co. Ltd.	26,487	175,542
*	E-World	106,813	228,792
*	Exem Co. Ltd.	88,729	334,805
	Exicon Co. Ltd.	25,305	253,725
	ezCaretech Co. Ltd.	3,370	113,022
	F&F Co. Ltd.	81,725	9,022,364
	Farmsco	88,893	512,569
	FarmStory Co. Ltd.	163,954	594,169
	Fila Holdings Corp.	369,050	9,429,588
*	Fine DNC Co. Ltd.	47,807	86,966
#	Fine Semitech Corp.	76,125	1,324,128
*	Finetek Co. Ltd.	82,202	87,494
*	Firstec Co. Ltd.	71,326	215,033
*	FNC Entertainment Co. Ltd.	1,734	13,296
#	Foosung Co. Ltd.	265,159	3,924,012
*	FSN Co. Ltd.	44,862	216,902
	Fursys, Inc.	12,434	360,156
*	FutureChem Co. Ltd.	28,166	388,664
	Gabia, Inc.	40,503	443,950
	Galaxia Moneytree Co. Ltd.	29,422	204,513
	Gaon Cable Co. Ltd.	12,454	258,670
*	GC Cell Corp.	10,944	573,867
*	GemVax & Kael Co. Ltd.	46,742	542,240
	Gemvaxlink Co. Ltd.	368,631	478,293
*	Genematrix, Inc.	32,042	148,876
#*	Genexine, Inc.	40,796	1,291,924
*	Genie Music Corp.	69,833	286,613
*	GenNBio, Inc.	105,974	191,396
*	GenoFocus, Inc.	9,548	46,925
	GENOLUTION, Inc.	17,248	185,874
	Genoray Co. Ltd.	26,427	220,439
	Geumhwa PSC Co. Ltd.	10,739	273,412
*	Gigalane Co. Ltd.	72,743	123,261
#	Global Standard Technology Co. Ltd.	59,859	1,449,578
#	GMB Korea Corp.	62,781	285,812
	GnCenergy Co. Ltd.	35,497	133,253
#*	GNCO Co. Ltd.	317,726	198,872
	Golfzon Co. Ltd.	22,537	2,880,427
	Golfzon Newdin Holdings Co. Ltd.	155,291	1,074,404
*††	Good People Co. Ltd.	56,672	8,926
#	Gradiant Corp.	240,807	866,599
#*	Grand Korea Leisure Co. Ltd.	130,529	1,581,826
	Green Chemical Co. Ltd.	47,001	359,904
#	Green Cross Corp.	11,176	1,658,870
	Green Cross Holdings Corp.	121,622	2,114,392

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Green Cross Medical Science Corp.	35,038	$183,518
	Green Cross Wellbeing Corp.	18,849	137,699
	GS Engineering & Construction Corp.	381,827	12,573,450
#*	GS Global Corp.	370,284	1,348,857
	GS Holdings Corp.	343,205	11,855,535
	GS Retail Co. Ltd.	285,783	6,469,017
	Gwangju Shinsegae Co. Ltd.	17,500	511,081
#	Haatz, Inc.	26,590	204,310
	Hae In Corp.	15,042	76,577
	HAESUNG DS Co. Ltd.	54,775	3,011,412
	Haesung Industrial Co. Ltd.	10,794	113,319
*	Haesung Optics Co. Ltd.	66,172	48,079
	Haitai Confectionery & Foods Co. Ltd.	48,835	339,124
#	Halla Corp.	171,933	743,557
	Halla Holdings Corp.	53,335	1,768,173
*	Han Chang Corp.	144,537	83,730
	Han Kuk Carbon Co. Ltd.	148,693	1,532,132
	Hana Financial Group, Inc.	1,014,001	37,646,503
	Hana Materials, Inc.	8,835	434,236
*	Hana Micron, Inc.	267,813	3,737,500
	Hana Pharm Co. Ltd.	28,131	444,903
*	Hanall Biopharma Co. Ltd.	76,301	1,100,521
	HanChang Paper Co. Ltd.	196,172	339,737
*	Hancom MDS, Inc.	13,827	248,001
*	Hancom WITH, Inc.	20,444	123,129
*	Hancom, Inc.	47,245	756,259
	Handok, Inc.	48,074	835,874
	Handsome Co. Ltd.	109,407	3,050,882
	Hanil Cement Co. Ltd.	138,661	2,244,458
	Hanil Holdings Co. Ltd.	78,732	835,914
	Hanil Hyundai Cement Co. Ltd.	13,000	332,273
	Hanil Iron & Steel Co. Ltd.	41,720	175,959
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	80,525
#*	Hanjin Kal Corp.	18,496	836,420
#	Hanjin Transportation Co. Ltd.	64,178	1,669,602
*	Hankook Cosmetics Manufacturing Co. Ltd.	5,885	154,930
	Hankook Shell Oil Co. Ltd.	4,972	1,001,470
*	Hankook Technology, Inc.	85,083	54,906
	Hankook Tire & Technology Co. Ltd.	460,011	12,625,809
#*	Hankuk Steel Wire Co. Ltd.	59,810	301,189
	Hanla IMS Co. Ltd.	6,528	31,304
#	Hanmi Pharm Co. Ltd.	11,782	2,908,596
#	Hanmi Science Co. Ltd.	20,450	824,657
	Hanmi Semiconductor Co. Ltd.	160,018	1,899,507
	HanmiGlobal Co. Ltd.	60,298	638,694
	Hannong Chemicals, Inc.	21,885	275,676
	Hanon Systems	605,874	5,421,933
*	Hans Biomed Corp.	34,558	304,628
#	Hansae Co. Ltd.	121,665	2,488,569
#	Hansae Yes24 Holdings Co. Ltd.	104,148	563,993
	Hanshin Construction Co. Ltd.	70,844	987,976
#	Hanshin Machinery Co.	130,040	1,280,212
	Hansol Chemical Co. Ltd.	38,665	7,439,310
#	Hansol Holdings Co. Ltd.	391,812	1,100,482
#	Hansol HomeDeco Co. Ltd.	481,896	678,806
	Hansol Logistics Co. Ltd.	89,055	305,709
	Hansol Paper Co. Ltd.	165,985	1,918,036
*	Hansol Technics Co. Ltd.	195,654	1,060,893
	Hanssem Co. Ltd.	34,741	2,147,868

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanwha Aerospace Co. Ltd.	213,325	$8,927,236
#	Hanwha Corp.	237,352	5,607,509
*	Hanwha General Insurance Co. Ltd.	517,920	1,934,614
	Hanwha Investment & Securities Co. Ltd.	765,510	2,871,419
#*	Hanwha Life Insurance Co. Ltd.	1,932,465	4,478,012
#*	Hanwha Solutions Corp.	591,554	14,868,081
#	Hanyang Eng Co. Ltd.	87,410	1,087,724
	Hanyang Securities Co. Ltd.	28,627	310,501
	Harim Co. Ltd.	371,760	1,119,521
	Harim Holdings Co. Ltd.	173,118	1,490,835
*	HB SOLUTION Co. Ltd.	18,954	287,564
#	HB Technology Co. Ltd.	253,292	480,289
	HD Hyundai Co. Ltd.	165,085	7,580,799
	HDC Holdings Co. Ltd.	143,710	818,377
#	HDC Hyundai Development Co. Engineering & Construction, Class E	313,516	3,702,719
	HDC Hyundai Engineering Plastics Co. Ltd.	103,147	385,073
	HDCLabs Co. Ltd.	24,286	192,328
#*	Helixmith Co. Ltd.	71,446	1,183,190
*	Heungkuk Fire & Marine Insurance Co. Ltd.	153,839	481,064
*	HFR, Inc.	13,387	340,247
	High Tech Pharm Co. Ltd.	23,431	226,838
	HIMS Co. Ltd.	11,976	85,564
#	Hite Jinro Co. Ltd.	172,231	5,067,642
	Hitejinro Holdings Co. Ltd.	52,825	590,214
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	168,018	693,934
*	HJ Shipbuilding & Construction Co. Ltd.	106,256	662,407
*	HLB Global Co. Ltd.	25,718	157,518
#*	HLB Life Science Co. Ltd.	233,906	1,897,736
#*	HLB Therapeutics Co. Ltd.	57,806	386,674
*	HLB, Inc.	103,089	2,509,162
	HLscience Co. Ltd.	6,080	189,453
#	HMM Co. Ltd.	1,132,597	25,104,808
*	Home Center Holdings Co. Ltd.	340,037	464,115
*	Homecast Co. Ltd.	85,344	207,082
#	Hotel Shilla Co. Ltd.	77,483	4,930,781
	HS Industries Co. Ltd.	358,795	1,696,278
*	HSD Engine Co. Ltd.	104,384	877,367
*	Hugel, Inc.	27,990	2,755,411
*	Humax Co. Ltd.	152,685	545,230
	Humedix Co. Ltd.	31,665	527,744
*	Huneed Technologies	79,988	571,438
#	Huons Co. Ltd.	55,900	1,901,279
	Huons Global Co. Ltd.	41,448	925,979
	Husteel Co. Ltd.	17,868	333,969
	Huvis Corp.	131,799	808,464
#	Huvitz Co. Ltd.	57,550	489,473
#	Hwa Shin Co. Ltd.	108,667	722,205
#	Hwacheon Machine Tool Co. Ltd.	3,319	93,268
#*	Hwail Pharm Co. Ltd.	229,217	596,965
#	Hwangkum Steel & Technology Co. Ltd.	65,191	508,829
	Hwaseung Corp. Co. Ltd.	213,558	294,444
#	Hwaseung Enterprise Co. Ltd.	55,525	716,543
	Hwaseung R&A Co. Ltd.	73,353	269,151
	HwaSung Industrial Co. Ltd.	73,583	1,295,274
	Hy-Lok Corp.	58,543	862,094
#	Hyosung Advanced Materials Corp.	11,136	4,145,288
*	Hyosung Chemical Corp.	17,481	3,084,944
	Hyosung Corp.	59,363	3,887,475
*	Hyosung Heavy Industries Corp.	30,516	1,329,350

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hyosung TNC Corp.	23,630	$7,635,255
	HyosungITX Co. Ltd.	9,080	125,766
	Hyundai Autoever Corp.	6,288	658,728
	Hyundai Bioland Co. Ltd.	41,103	584,272
	Hyundai BNG Steel Co. Ltd.	85,559	1,211,133
	Hyundai Construction Equipment Co. Ltd.	91,986	2,683,907
	Hyundai Corp.	49,866	732,663
	Hyundai Corp. Holdings, Inc.	28,838	294,524
	Hyundai Department Store Co. Ltd.	92,429	5,501,086
*	Hyundai Doosan Infracore Co. Ltd.	1,335,805	6,909,794
*	Hyundai Electric & Energy System Co. Ltd.	118,075	2,017,773
	Hyundai Elevator Co. Ltd.	140,264	3,938,581
#*	Hyundai Energy Solutions Co. Ltd.	25,575	445,936
	Hyundai Engineering & Construction Co. Ltd.	254,801	8,863,985
	Hyundai Ezwel Co. Ltd.	44,504	376,474
	Hyundai Futurenet Co. Ltd.	301,398	803,829
	Hyundai Glovis Co. Ltd.	103,578	16,970,119
#	Hyundai Greenfood Co. Ltd.	307,165	2,215,698
	Hyundai Home Shopping Network Corp.	40,309	1,921,773
	Hyundai HT Co. Ltd.	41,585	332,883
	Hyundai Livart Furniture Co. Ltd.	86,141	998,677
	Hyundai Marine & Fire Insurance Co. Ltd.	538,746	13,885,389
#*	Hyundai Mipo Dockyard Co. Ltd.	83,179	5,460,230
	Hyundai Mobis Co. Ltd.	146,279	23,797,703
	Hyundai Motor Co.	249,886	36,255,385
#	Hyundai Motor Securities Co. Ltd.	128,268	1,112,358
	Hyundai Pharmaceutical Co. Ltd.	63,333	254,777
#*	Hyundai Rotem Co. Ltd.	192,137	2,863,899
	Hyundai Steel Co.	351,824	11,955,613
#	Hyundai Wia Corp.	110,707	5,652,112
*	Hyungji Elite, Inc.	62,811	98,568
	Hyungkuk F&B Co. Ltd.	40,315	139,055
#*††	Hyupjin Co. Ltd.	19,800	13,242
#	HyVision System, Inc.	67,959	1,077,318
*	I&C Technology Co. Ltd.	23,375	67,228
	i3system, Inc.	20,792	325,335
*	iA, Inc.	743,494	587,485
	ICD Co. Ltd.	76,092	661,518
	iCRAFT Co. Ltd.	18,151	57,441
*	Icure Pharm, Inc.	6,522	64,188
	IDIS Holdings Co. Ltd.	8,252	80,036
*	IHQ, Inc.	567,618	502,699
	Il Sung Construction Co. Ltd.	35,146	148,526
*	Iljin Display Co. Ltd.	52,936	83,628
	Iljin Electric Co. Ltd.	94,365	418,516
	Iljin Holdings Co. Ltd.	132,692	579,525
#	Iljin Materials Co. Ltd.	35,973	2,465,089
	Iljin Power Co. Ltd.	26,649	445,807
#	Ilshin Spinning Co. Ltd.	10,804	1,050,032
*	Ilshin Stone Co. Ltd.	134,868	195,701
	ilShinbiobase Co. Ltd.	80,228	219,094
	Ilsung Pharmaceuticals Co. Ltd.	4,632	312,865
	Ilyang Pharmaceutical Co. Ltd.	61,164	1,196,414
*	IM Co. Ltd.	11,893	62,217
	iMarketKorea, Inc.	122,114	1,034,643
*	INBIOGEN Co. Ltd.	85,817	167,082
	InBody Co. Ltd.	67,799	1,559,268
*	INCON Co. Ltd.	39,539	40,001
	Incross Co. Ltd.	11,378	347,044

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Industrial Bank of Korea	1,156,649	$10,262,810
#*	Infinitt Healthcare Co. Ltd.	44,793	245,665
	InfoBank Corp.	11,959	166,138
*	Inhwa Precision Co. Ltd.	11,515	150,926
	INITECH Co. Ltd.	30,861	110,116
*	InkTec Co. Ltd.	7,257	41,507
*	INNO Instrument, Inc.	63,674	95,777
	Innocean Worldwide, Inc.	47,964	1,849,002
*	Innometry Co. Ltd.	8,065	86,250
	InnoWireless, Inc.	20,958	640,669
#	Innox Advanced Materials Co. Ltd.	111,352	4,307,281
*	Innox Corp.	2,178	39,558
*	Inscobee, Inc.	138,198	304,436
#*	Insun ENT Co. Ltd.	105,094	921,148
*	Insung Information Co. Ltd.	72,270	156,624
	Intekplus Co. Ltd.	19,893	409,442
	Intellian Technologies, Inc.	13,956	855,801
	Intelligent Digital Integrated Security Co. Ltd.	20,066	410,037
*	Interflex Co. Ltd.	52,039	686,928
	Interojo Co. Ltd.	55,986	1,427,216
	INTOPS Co. Ltd.	96,905	2,864,834
*	iNtRON Biotechnology, Inc.	69,559	984,734
	Inzi Controls Co. Ltd.	53,548	462,070
	INZI Display Co. Ltd.	135,289	268,958
*	Iones Co. Ltd.	84,384	639,737
#	IS Dongseo Co. Ltd.	96,854	4,076,072
	ISC Co. Ltd.	53,055	1,479,837
	i-SENS, Inc.	56,579	1,295,498
*	ISU Abxis Co. Ltd.	17,003	107,002
	ISU Chemical Co. Ltd.	112,342	1,378,563
*	IsuPetasys Co. Ltd.	168,842	1,026,799
#*	ITCEN Co. Ltd.	34,567	142,258
#	ITM Semiconductor Co. Ltd.	12,176	339,525
	It’s Hanbul Co. Ltd.	27,788	578,135
*	IWIN PLUS Co. Ltd.	32,163	35,816
*	Jaeyoung Solutec Co. Ltd.	173,969	129,168
*	Jahwa Electronics Co. Ltd.	71,668	1,954,969
	JASTECH Ltd.	8,714	47,198
	JB Financial Group Co. Ltd.	1,244,476	8,802,648
	JC Chemical Co. Ltd.	73,187	831,884
	JC Hyun System, Inc.	51,849	286,743
	Jeil Pharmaceutical Co. Ltd.	13,855	290,713
*	Jeju Beer Co. Ltd.	32,746	76,808
*	Jeju Semiconductor Corp.	83,002	350,599
	Jinro Distillers Co. Ltd.	10,945	253,872
	Jinsung T.E.C.	55,826	527,547
	JLS Co. Ltd.	47,216	285,729
*	JNK Heaters Co. Ltd.	74,444	385,561
#*	JNTC Co. Ltd.	61,990	311,763
*	Jooyontech Co. Ltd.	83,454	70,487
*	JoyCity Corp.	54,667	297,777
	JS Corp.	21,042	384,045
	Jungdawn Co. Ltd.	62,494	147,320
#	Jusung Engineering Co. Ltd.	176,373	2,929,047
#	JVM Co. Ltd.	30,718	452,255
#	JW Holdings Corp.	150,385	526,730
	JW Life Science Corp.	37,085	441,479
#	JW Pharmaceutical Corp.	41,298	1,000,232
*	JW Shinyak Corp.	74,557	268,086

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JYP Entertainment Corp.	139,451	$6,469,419
	Kakao Corp.	144,286	10,078,885
*	Kanglim Co. Ltd.	29,094	54,890
	Kangnam Jevisco Co. Ltd.	26,553	538,569
*	Kangstem Biotech Co. Ltd.	72,965	218,371
*	Kangwon Land, Inc.	265,495	5,579,247
#	KAON Media Co. Ltd.	100,510	973,124
	KB Financial Group, Inc.	1,155,887	53,776,567
	KB Financial Group, Inc., ADR	426,770	19,597,278
	KC Co. Ltd.	56,156	982,320
*	KC Cottrell Co. Ltd.	12,934	55,082
	KC Green Holdings Co. Ltd.	87,283	293,887
	KC Tech Co. Ltd.	66,992	1,099,572
#	KCC Corp.	19,649	5,238,576
#	KCC Engineering & Construction Co. Ltd.	60,938	456,819
	KCC Glass Corp.	79,836	3,890,038
	KCI Ltd.	7,564	58,007
	KCTC	115,044	569,073
#*	KEC Corp.	325,581	809,689
#	KEPCO Engineering & Construction Co., Inc.	38,386	2,203,119
#	KEPCO Plant Service & Engineering Co. Ltd.	110,840	3,315,196
#*	Kespion Co. Ltd.	80,986	90,331
*	KEYEAST Co. Ltd.	77,248	667,476
	KG Chemical Corp.	68,078	2,265,220
#	KG Dongbu Steel	143,843	2,767,374
	KG Eco Technology Service Co. Ltd.	100,914	1,155,915
#	Kginicis Co. Ltd.	111,969	1,528,195
	KGMobilians Co. Ltd.	96,845	662,075
*	KH Electron Co. Ltd.	297,965	147,703
*	KH FEELUX Co. Ltd.	629,542	1,117,491
#	KH Vatec Co. Ltd.	71,134	1,124,717
	Kia Corp.	772,035	50,637,966
*	KineMaster Corp.	14,035	155,439
	KINX, Inc.	13,027	548,272
	KISCO Corp.	126,354	901,594
	KISCO Holdings Co. Ltd.	49,018	710,160
	KISWIRE Ltd.	61,657	1,357,308
	KIWOOM Securities Co. Ltd.	96,802	7,224,274
*	KleanNara Co. Ltd.	116,287	436,631
	KL-Net Corp.	116,727	332,129
	KM Corp.	22,188	134,225
*	KMH Co. Ltd.	119,777	855,724
*	KMH Hitech Co. Ltd.	208,558	272,596
#*	KMW Co. Ltd.	40,886	1,052,806
	Knotus Co. Ltd.	7,573	217,294
	KoBioLabs, Inc.	6,991	92,478
	Kocom Co. Ltd.	25,809	127,100
#	Koentec Co. Ltd.	83,724	555,059
	Koh Young Technology, Inc.	168,805	2,556,499
#	Kolmar BNH Co. Ltd.	63,540	1,716,263
#	Kolmar Korea Co. Ltd.	54,286	2,007,790
	Kolmar Korea Holdings Co. Ltd.	54,832	978,280
	Kolon Corp.	54,226	1,187,517
	Kolon Global Corp.	59,299	983,689
	Kolon Industries, Inc.	151,627	7,385,318
	Kolon Plastic, Inc.	55,254	553,971
	Komelon Corp.	7,669	72,384
#	KoMiCo Ltd.	26,744	1,144,749
#*	KONA I Co. Ltd.	39,192	738,832

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kook Soon Dang Brewery Co. Ltd.	58,180	$498,353
	Korea Aerospace Industries Ltd.	242,168	8,349,858
*	Korea Airport Service Co. Ltd.	97	3,756
#	Korea Alcohol Industrial Co. Ltd.	93,299	898,070
	Korea Arlico Pharm Co. Ltd.	26,632	156,237
	Korea Asset In Trust Co. Ltd.	317,733	983,689
	Korea Business News Co. Ltd.	21,677	119,444
	Korea Cast Iron Pipe Industries Co. Ltd.	65,569	539,062
#*	Korea Circuit Co. Ltd.	61,216	1,382,715
	Korea District Heating Corp.	17,111	491,453
#*	Korea Electric Power Corp., Sponsored ADR	672,517	5,971,951
*	Korea Electric Power Corp.	328,558	5,995,698
	Korea Electric Terminal Co. Ltd.	46,044	2,537,788
	Korea Electronic Certification Authority, Inc.	46,611	299,566
	Korea Electronic Power Industrial Development Co. Ltd.	72,062	726,395
	Korea Export Packaging Industrial Co. Ltd.	9,242	192,993
	Korea Flange Co. Ltd.	151,815	380,023
	Korea Gas Corp.	130,926	4,279,718
	Korea Industrial Co. Ltd.	10,455	60,116
*	Korea Information & Communications Co. Ltd.	40,030	257,202
	Korea Information Certificate Authority, Inc.	3,596	18,853
	Korea Investment Holdings Co. Ltd.	267,099	14,808,239
#*	Korea Line Corp.	1,388,886	2,921,871
	Korea Parts & Fasteners Co. Ltd.	16,101	84,069
#	Korea Petrochemical Ind Co. Ltd.	25,296	2,997,771
	Korea Petroleum Industries Co.	21,652	326,892
	Korea Pharma Co. Ltd.	5,263	137,467
	Korea Ratings Corp.	2,972	190,859
	Korea Real Estate Investment & Trust Co. Ltd.	854,509	1,486,061
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	119,428	8,591,169
#	Korea United Pharm, Inc.	43,499	1,011,480
	Korea Zinc Co. Ltd.	32,066	14,639,341
*	Korean Air Lines Co. Ltd.	916,186	21,587,996
	Korean Drug Co. Ltd.	11,632	82,622
	Korean Reinsurance Co.	582,722	4,458,584
#*	Kortek Corp.	64,017	580,317
*	KOSES Co. Ltd.	16,065	133,819
#*	KPM Tech Co. Ltd.	421,313	261,705
*	KPS Corp.	5,740	36,700
	KPX Chemical Co. Ltd.	15,304	661,741
	KSIGN Co. Ltd.	122,686	230,146
	KSS LINE Ltd.	136,658	1,295,851
*	KT Alpha Co. Ltd.	95,811	478,166
	KT Corp., Sponsored ADR	309,798	4,315,486
	KT Corp.	35,348	995,267
	KT Skylife Co. Ltd.	168,723	1,225,512
#	KT Submarine Co. Ltd.	92,378	445,675
	KT&G Corp.	340,403	22,353,871
#	KTB Investment & Securities Co. Ltd.	318,994	1,178,590
#	KTCS Corp.	235,785	454,927
	Ktis Corp.	209,053	424,995
*	Kuk Young G&M	102,238	161,377
	Kukbo Design Co. Ltd.	21,962	354,951
	Kukdo Chemical Co. Ltd.	32,314	1,398,867
*	Kukdong Corp.	224,056	403,083
	Kukdong Oil & Chemicals Co. Ltd.	113,784	424,688
#*	Kuk-il Paper Manufacturing Co. Ltd.	327,453	855,517
*	Kukje Pharma Co. Ltd.	33,468	155,466
	Kukjeon Pharmaceutical Co. Ltd.	30,878	196,385

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Kum Yang Co. Ltd.	75,736	$269,388
*	Kumho HT, Inc.	754,608	899,999
#	Kumho Petrochemical Co. Ltd.	115,633	13,981,787
*	Kumho Tire Co., Inc.	579,102	1,966,826
	KUMHOE&C Co. Ltd.	121,861	993,534
	Kumkang Kind Co. Ltd.	128,473	1,021,678
	Kwang Dong Pharmaceutical Co. Ltd.	234,572	1,349,821
	Kwang Myung Electric Co. Ltd.	155,650	342,124
	Kyeryong Construction Industrial Co. Ltd.	64,593	1,873,144
	Kyobo Securities Co. Ltd.	119,725	739,674
	Kyochon F&B Co. Ltd.	26,899	327,432
	Kyongbo Pharmaceutical Co. Ltd.	55,105	373,006
	Kyung Dong Navien Co. Ltd.	35,842	1,448,985
*	Kyung Nam Pharm Co. Ltd.	59,940	138,059
	Kyung Nong Corp.	16,624	184,094
#	Kyungbang Co. Ltd.	84,291	1,058,668
*	Kyungchang Industrial Co. Ltd.	23,256	51,455
	KyungDong City Gas Co. Ltd.	20,551	432,118
	Kyungdong Pharm Co. Ltd.	92,988	753,415
	Kyung-In Synthetic Corp.	127,612	706,757
	L&C Bio Co. Ltd.	36,625	1,148,513
#*	L&F Co. Ltd.	39,354	6,658,061
	LabGenomics Co. Ltd.	51,814	287,343
*	Lake Materials Co. Ltd.	95,280	340,462
*	LaonPeople, Inc.	7,058	71,316
#	LB Semicon, Inc.	243,850	2,262,431
	LEADCORP, Inc. (The)	125,865	910,627
*	Leaders Cosmetics Co. Ltd.	11,741	34,549
	Lee Ku Industrial Co. Ltd.	127,229	460,633
	LEENO Industrial, Inc.	42,725	5,922,477
*	Leenos Corp.	89,461	89,110
	LF Corp.	138,946	2,147,764
	LG Chem Ltd.	122,046	49,985,762
	LG Corp.	190,776	11,017,005
#	LG Display Co. Ltd., ADR	512,387	3,294,648
#	LG Display Co. Ltd.	1,624,028	21,219,897
#	LG Electronics, Inc.	633,563	57,379,940
	LG HelloVision Co. Ltd.	264,839	1,339,023
	LG Household & Health Care Ltd.	27,426	19,641,968
	LG Innotek Co. Ltd.	68,149	18,491,417
	LG Uplus Corp.	1,415,141	15,633,335
	LIG Nex1 Co. Ltd.	50,834	3,288,526
#	Lion Chemtech Co. Ltd.	53,078	349,165
	LMS Co. Ltd.	29,287	206,610
*	Lock & Lock Co. Ltd.	99,766	822,674
*	Longtu Korea, Inc.	37,798	192,462
	LOT Vacuum Co. Ltd.	61,414	711,808
	Lotte Chemical Corp.	87,939	13,572,639
	Lotte Chilsung Beverage Co. Ltd.	24,795	3,553,711
#	Lotte Confectionery Co. Ltd.	7,253	715,701
	Lotte Corp.	70,584	1,904,231
*	Lotte Data Communication Co.	19,170	549,580
	LOTTE Fine Chemical Co. Ltd.	124,814	8,012,986
#	Lotte Food Co. Ltd.	2,883	786,909
	LOTTE Himart Co. Ltd.	67,421	1,253,736
*	Lotte Non-Life Insurance Co. Ltd.	554,337	873,644
#	Lotte Shopping Co. Ltd.	40,801	3,022,393
#	LS Cable & System Asia Ltd.	52,587	331,849
	LS Corp.	148,942	6,763,086

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	LS Electric Co. Ltd.	120,052	$4,508,861
*	Lumens Co. Ltd.	58,799	64,293
	Lutronic Corp.	71,530	1,485,527
*	LVMC Holdings	369,696	1,007,823
	LX Hausys Ltd.	59,405	2,742,706
#*	LX Holdings Corp.	272,382	2,140,774
	LX International Corp.	274,297	8,364,011
#	LX Semicon Co. Ltd.	52,466	5,413,383
	Macquarie Korea Infrastructure Fund	1,457,473	16,467,666
	Macrogen, Inc.	18,261	397,758
	Maeil Dairies Co. Ltd.	24,402	1,341,043
	Maeil Holdings Co. Ltd.	46,573	404,532
	MAKUS, Inc.	55,799	475,461
#	Mando Corp.	167,777	7,117,798
	Manho Rope & Wire Ltd.	3,562	78,051
*	Maniker Co. Ltd.	155,301	247,396
	Mcnex Co. Ltd.	69,880	2,442,099
*	ME2ON Co. Ltd.	194,785	870,203
	Mediana Co. Ltd.	27,541	134,303
*	MEDICOX Co. Ltd.	394,356	233,056
#*††	Medience Co. Ltd.	37,164	34,397
*	Medifron DBT Co. Ltd.	54,396	94,223
*	Medipost Co. Ltd.	45,078	808,139
#*	Medy-Tox, Inc.	23,901	2,561,732
	Meerecompany, Inc.	16,387	307,738
#	MegaMD Co. Ltd.	34,084	99,476
#	MegaStudy Co. Ltd.	49,775	478,493
	MegaStudyEdu Co. Ltd.	59,725	4,485,812
	MEKICS Co. Ltd.	58,331	293,059
*	Mercury Corp.	14,321	86,126
	Meritz Financial Group, Inc.	297,335	8,906,774
	Meritz Fire & Marine Insurance Co. Ltd.	465,153	16,274,322
#	Meritz Securities Co. Ltd.	1,834,640	9,484,552
	META BIOMED Co. Ltd.	46,200	108,066
*	Metalabs Co. Ltd.	38,168	25,561
*	Mgame Corp.	85,404	665,538
	Mi Chang Oil Industrial Co. Ltd.	3,141	204,645
*	MiCo BioMed Co. Ltd.	16,264	97,739
	MiCo Ltd.	168,474	1,445,622
	Minwise Co. Ltd.	54,348	773,287
	Mirae Asset Life Insurance Co. Ltd.	454,697	1,433,219
	Mirae Asset Securities Co. Ltd.	1,363,861	8,627,337
	Mirae Asset Venture Investment Co. Ltd.	105,410	704,342
*	Mirae Corp.	19,157	202,090
	Miwon Chemicals Co. Ltd.	1,485	84,160
	Miwon Commercial Co. Ltd.	4,590	625,242
	Miwon Holdings Co. Ltd.	1,831	202,263
	Miwon Specialty Chemical Co. Ltd.	9,434	1,567,373
	MK Electron Co. Ltd.	117,641	1,399,552
	MNTech Co. Ltd.	144,999	881,523
*	Mobase Electronics Co. Ltd.	136,243	196,738
*	Mobile Appliance, Inc.	78,325	243,088
*	Monalisa Co. Ltd.	53,629	166,054
	MonAmi Co. Ltd.	6,920	27,196
	Moonbae Steel Co. Ltd.	104,889	444,376
	Moorim P&P Co. Ltd.	182,856	730,538
	Moorim Paper Co. Ltd.	184,050	529,444
	Motonic Corp.	46,731	336,234
*	Motrex Co. Ltd.	16,917	419,368

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	MP Daesan, Inc.	104,321	$69,757
	Mr Blue Corp.	38,373	241,803
*	MS Autotech Co. Ltd.	16,792	70,320
	Muhak Co. Ltd.	83,578	620,437
	Multicampus Co. Ltd.	17,880	663,137
*	MyungMoon Pharm Co. Ltd.	80,147	236,194
*	N2Tech Co. Ltd.	191,103	257,097
	Nam Hwa Construction Co. Ltd.	34,033	247,010
	Namhae Chemical Corp.	122,833	1,365,061
*	NamKwang Engineering & Construction Co. Ltd.	4,022	39,929
*	Namsun Aluminum Co. Ltd.	530,593	1,264,314
#	Namsung Corp.	67,997	161,624
*	Namu Tech Co. Ltd.	44,462	89,652
*	Namuga Co. Ltd.	39,613	362,722
	Namyang Dairy Products Co. Ltd.	2,107	678,803
*	NanoenTek, Inc.	40,233	199,232
	Nasmedia Co. Ltd.	26,216	584,520
*	Nature & Environment Co. Ltd.	202,100	326,148
	NAVER Corp.	70,181	15,633,449
*	NC& Co. Ltd.	19,756	64,094
	NCSoft Corp.	27,556	9,125,622
*	NDFOS Co. Ltd.	49,334	310,642
	NeoPharm Co. Ltd.	31,982	658,455
*	Neowiz	71,991	1,177,593
	Neowiz Holdings Corp.	24,725	737,085
*	Nepes Ark Corp.	3,751	125,018
#*	NEPES Corp.	95,634	2,274,129
#Ω	Netmarble Corp.	28,980	2,178,373
	Newtree Co. Ltd.	10,087	156,829
	Nexen Corp.	186,961	668,225
#	Nexen Tire Corp.	302,684	1,638,204
#*	Nexon Games Co. Ltd.	72,495	1,348,726
*	NEXT BT Co. Ltd.	118,629	118,554
*	Next Entertainment World Co. Ltd.	44,760	352,214
*	NextEye Co. Ltd.	310,548	270,118
	NEXTIN, Inc.	5,648	300,546
*	Nexturnbioscience Co. Ltd.	68,441	204,264
	NH Investment & Securities Co. Ltd.	610,953	5,214,293
*	NHN Corp.	121,399	3,350,921
#*	NHN KCP Corp.	143,452	2,358,372
	NI Steel Co. Ltd.	57,052	266,581
	NICE Holdings Co. Ltd.	179,612	2,433,442
	Nice Information & Telecommunication, Inc.	50,685	1,205,720
	NICE Information Service Co. Ltd.	245,501	3,567,574
	NICE Total Cash Management Co. Ltd.	144,784	729,379
*	NK Co. Ltd.	249,664	233,652
	Nong Shim Holdings Co. Ltd.	14,980	892,021
	Nong Woo Bio Co. Ltd.	47,128	478,679
#	NongShim Co. Ltd.	21,861	5,224,276
	Noroo Holdings Co. Ltd.	17,027	161,988
#	NOROO Paint & Coatings Co. Ltd.	73,272	637,216
#	NOVAREX Co. Ltd.	13,462	415,927
	NPC.	119,862	1,076,371
*	NS Co. Ltd.	14,942	120,988
*	NSN Co. Ltd.	104,801	156,329
*	nTels Co. Ltd.	16,136	100,668
*	Nuintek Co. Ltd.	39,134	100,035
*	NUVOTEC Co. Ltd.	46,960	46,792
	Oceanbridge Co. Ltd.	22,410	264,379

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	OCI Co. Ltd.	77,447	$6,397,801
#*	Omnisystem Co. Ltd.	194,116	354,826
	Openbase, Inc.	89,344	252,415
	Opto Device Technology Co. Ltd.	63,837	365,428
#	OptoElectronics Solutions Co. Ltd.	37,611	844,377
*	OPTRON-TEC, Inc.	115,726	617,683
*	Orbitech Co. Ltd.	63,796	359,126
#*	Orientbio, Inc.	138,146	90,743
	Orion Corp.	62,169	4,633,728
#	Orion Holdings Corp.	200,852	2,344,890
#*	OSANGJAIEL Co. Ltd.	36,313	203,119
#	Osstem Implant Co. Ltd.	72,734	6,514,789
*	Osung Advanced Materials Co. Ltd.	322,592	552,208
	Ottogi Corp.	9,570	3,549,377
	Paik Kwang Industrial Co. Ltd.	169,605	733,510
*	Pan Entertainment Co. Ltd.	40,091	147,462
	Pan Ocean Co. Ltd.	1,303,241	6,812,590
*	PANAGENE, Inc.	30,396	97,845
	Pang Rim Co. Ltd.	67,244	208,888
*	Pan-Pacific Co. Ltd.	215,720	446,358
#*	Paradise Co. Ltd.	231,599	3,016,830
	Park Systems Corp.	8,605	764,535
#	Partron Co. Ltd.	274,209	2,519,857
	Paseco Co. Ltd.	28,336	422,698
#*	Pearl Abyss Corp.	57,820	3,079,187
#	People & Technology, Inc.	94,711	3,729,337
#*	Peptron, Inc.	13,576	101,170
	PHA Co. Ltd.	70,469	505,571
*	PharmAbcine	26,350	109,219
#	PharmaResearch Co. Ltd.	14,782	1,078,914
*	PharmGen Science, Inc.	56,062	354,639
*	Pharmicell Co. Ltd.	153,962	1,376,615
*	Philoptics Co. Ltd.	30,876	221,015
*	Philosys Healthcare Co. Ltd.	103,057	142,770
*	Phoenix Materials Co. Ltd.	44,939	28,782
#	PI Advanced Materials Co. Ltd.	85,454	3,220,373
	PJ Electronics Co. Ltd.	19,239	118,073
*	PLAYWITH, Inc.	24,475	233,793
	Point Engineering Co. Ltd.	78,032	196,646
*	Polaris Office Corp.	72,052	101,434
#	Poongsan Corp.	175,362	4,416,897
	Poongsan Holdings Corp.	20,373	486,108
#	POSCO Chemical Co. Ltd.	29,296	3,094,882
	POSCO Holdings, Inc., Sponsored ADR	346,815	19,667,879
	POSCO Holdings, Inc.	186,218	42,518,559
#	Posco ICT Co. Ltd.	210,688	1,023,439
#	Posco International Corp.	377,319	7,327,595
	Posco M-Tech Co. Ltd.	120,524	678,408
	POSCO Steeleon Co. Ltd.	19,990	814,881
#*	Power Logics Co. Ltd.	177,068	1,064,116
*	PowerNet Technologies Corp.	39,785	154,504
#	Protec Co. Ltd.	27,652	645,067
	PS TEC Co. Ltd.	37,133	130,437
	PSK, Inc.	54,167	2,051,388
	Pulmuone Co. Ltd.	94,649	1,255,007
	Puloon Technology, Inc.	17,744	142,439
	Pungkuk Ethanol Co. Ltd.	27,641	385,640
*	Q Capital Partners Co. Ltd.	588,254	326,884
	QSI Co. Ltd.	12,646	164,475

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	RaonSecure Co. Ltd.	23,738	$64,923
*	Ray Co. Ltd/KR	14,512	262,247
	Rayence Co. Ltd.	35,884	345,712
*††	Redrover Co. Ltd.	124,001	33,876
*	Remed Co. Ltd.	1,760	29,318
	Reyon Pharmaceutical Co. Ltd.	22,037	482,370
#	RFHIC Corp.	42,801	959,243
*	RFTech Co. Ltd.	159,006	788,211
*	RingNet Co. Ltd.	17,199	80,721
	RN2 Technologies Co. Ltd.	8,444	71,891
*	Robostar Co. Ltd.	17,018	320,569
*	Robotis Co. Ltd.	11,928	188,203
#	Rsupport Co. Ltd.	56,877	237,793
	S Net Systems, Inc.	58,918	341,278
	S&S Tech Corp.	39,811	865,488
*	S.Y. Co. Ltd.	177,341	465,346
	S-1 Corp.	82,528	4,496,591
	Sajo Industries Co. Ltd.	14,263	630,671
	Sajodaerim Corp.	27,549	706,660
*	Sajodongaone Co. Ltd.	410,454	675,278
*	Sam Chun Dang Pharm Co. Ltd.	33,712	1,191,394
#*	SAM KANG M&T Co. Ltd.	69,895	1,126,846
#	Sam Young Electronics Co. Ltd.	80,306	680,865
	Sam Yung Trading Co. Ltd.	88,339	990,864
	Sambo Corrugated Board Co. Ltd.	31,462	338,842
#	Sambo Motors Co. Ltd.	77,790	322,576
*	Sambu Engineering & Construction Co. Ltd.	392,837	821,426
	Samchully Co. Ltd.	12,649	1,139,770
	Samchuly Bicycle Co. Ltd.	26,803	220,601
#	Samho Development Co. Ltd.	131,743	537,086
	SAMHWA Paints Industrial Co. Ltd.	60,000	453,107
	Samick Musical Instruments Co. Ltd.	273,428	374,684
	Samick THK Co. Ltd.	36,331	388,673
*	Samil C&S Co. Ltd.	6,427	56,597
	Samil Pharmaceutical Co. Ltd.	17,972	121,145
	Samji Electronics Co. Ltd.	61,304	578,682
#	Samjin LND Co. Ltd.	95,857	217,843
#	Samjin Pharmaceutical Co. Ltd.	75,375	1,506,184
	Samkee Corp.	249,407	783,871
	Sammok S-Form Co. Ltd.	29,195	607,190
#	SAMPYO Cement Co. Ltd.	212,168	884,353
*Ω	Samsung Biologics Co. Ltd.	13,584	8,959,853
	Samsung C&T Corp.	177,562	16,064,807
#	Samsung Card Co. Ltd.	120,173	3,183,194
	Samsung Climate Control Co. Ltd.	5,088	51,386
	Samsung Electro-Mechanics Co. Ltd.	240,915	31,182,880
	Samsung Electronics Co. Ltd.	17,111,392	911,926,736
*	Samsung Engineering Co. Ltd.	555,136	11,326,453
	Samsung Fire & Marine Insurance Co. Ltd.	125,789	20,850,539
*	Samsung Heavy Industries Co. Ltd.	1,795,539	8,570,658
	Samsung Life Insurance Co. Ltd.	154,077	7,920,728
*	Samsung Pharmaceutical Co. Ltd.	188,018	590,603
	Samsung Publishing Co. Ltd.	18,148	439,214
	Samsung SDI Co. Ltd.	51,472	24,518,908
	Samsung SDS Co. Ltd.	74,181	8,644,737
	Samsung Securities Co. Ltd.	302,602	9,450,822
	SAMT Co. Ltd.	328,935	1,126,475
#	Samwha Capacitor Co. Ltd.	40,542	1,749,999
#	Samwha Electric Co. Ltd.	16,326	334,024

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Corp.	25,629	$1,111,798
#	Samyang Foods Co. Ltd.	23,846	1,840,912
	Samyang Holdings Corp.	27,380	1,871,905
	Samyang Packaging Corp.	18,606	338,460
	Samyang Tongsang Co. Ltd.	11,242	513,841
*	Samyoung Chemical Co. Ltd.	81,043	203,672
*	Samyung ENC Co. Ltd.	15,520	73,772
#	Sang-A Frontec Co. Ltd.	27,525	844,183
*	Sangbo Corp.	162,337	241,631
#	Sangsangin Co. Ltd.	298,441	2,679,292
	Sangsin Energy Display Precision Co. Ltd.	52,121	674,581
#	SaraminHR Co. Ltd.	37,627	1,247,540
	Satrec Initiative Co. Ltd.	34,088	1,322,352
	SAVEZONE I&C Corp.	104,700	300,904
*	SBI Investment Korea Co. Ltd.	262,704	349,305
*	SBW	1,464,679	1,038,335
*	SBW Life Sciences Co. Ltd.	31,019	110,874
	SCI Information Service, Inc.	44,129	128,690
*	S-Connect Co. Ltd.	230,038	266,291
*	SDN Co. Ltd.	241,443	390,982
	Seah Besteel Corp.	105,690	1,515,797
	SeAH Holdings Corp.	495	47,338
	SeAH Steel Corp.	13,933	1,784,315
#	SeAH Steel Holdings Corp.	12,030	1,364,208
	Sebang Co. Ltd.	83,997	813,662
#	Sebang Global Battery Co. Ltd.	42,017	2,505,829
#	Seegene, Inc.	107,895	3,421,280
	Segyung Hitech Co. Ltd.	41,487	734,227
	Sejin Heavy Industries Co. Ltd.	51,741	288,599
	Sejong Industrial Co. Ltd.	100,705	566,680
	Sejong Telecom, Inc.	1,779,080	736,562
*	Sekonix Co. Ltd.	45,425	376,112
*	Selvas AI, Inc.	76,838	476,682
	Sempio Co.	3,643	204,782
	Sempio Foods Co.	12,749	486,970
	Semyung Electric Machinery Co. Ltd.	4,892	17,452
#*	S-Energy Co. Ltd.	122,545	370,198
#	Seobu T&D	212,774	1,796,749
#	Seohan Co. Ltd.	576,297	789,206
	Seohee Construction Co. Ltd.	756,942	1,113,154
#	Seojin System Co. Ltd.	147,045	2,239,803
	Seoul Auction Co. Ltd.	25,300	439,401
	Seoul City Gas Co. Ltd.	430	63,392
*	Seoul Food Industrial Co. Ltd.	1,169,428	316,305
*	Seoul Pharma Co. Ltd.	20,628	100,950
#	Seoul Semiconductor Co. Ltd.	289,331	3,078,713
#	Seoul Viosys Co. Ltd.	73,365	518,317
#	Seoulin Bioscience Co. Ltd.	24,108	284,787
	SEOWONINTECH Co. Ltd.	33,914	174,724
	Seoyon Co. Ltd.	124,856	793,463
	Seoyon E-Hwa Co. Ltd.	67,227	363,399
	Settle Bank, Inc.	10,904	231,351
	Sewha P&C, Inc.	36,684	58,669
*	Sewon E&C Co. Ltd.	830,174	646,763
††	Sewon Precision Industry Co. Ltd.	8,303	10,028
#	Sewoon Medical Co. Ltd.	119,343	360,472
	SFA Engineering Corp.	120,594	3,774,013
#*	SFA Semicon Co. Ltd.	400,382	2,055,483
	S-Fuelcell Co. Ltd.	10,321	193,878

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SG Corp.	556,225	$326,161
*	SG Global Co. Ltd.	42,966	66,173
*	SG&G Corp.	6,380	14,381
	SGC e Tec E&C Co. Ltd.	13,361	596,999
	SGC Energy Co. Ltd.	9,935	399,818
#	SH Energy & Chemical Co. Ltd.	492,639	599,816
	Shin Heung Energy & Electronics Co. Ltd.	15,684	813,106
	Shin Poong Paper Manufacturing Co. Ltd.	26,742	46,265
#*	Shin Poong Pharmaceutical Co. Ltd.	54,099	1,290,368
	Shindaeyang Paper Co. Ltd.	15,172	1,127,156
	Shinhan Financial Group Co. Ltd.	1,478,212	49,113,007
*	Shinhan Financial Group Co. Ltd., ADR	288,965	9,452,045
	Shinil Electronics Co. Ltd.	256,338	462,560
	Shinsegae Engineering & Construction Co. Ltd.	20,696	565,783
	Shinsegae Food Co. Ltd.	12,767	734,332
	Shinsegae Information & Communication Co. Ltd.	15,890	204,684
	Shinsegae International, Inc.	72,214	1,793,133
	Shinsegae, Inc.	44,588	8,688,176
	Shinsung Delta Tech Co. Ltd.	43,662	471,302
*	Shinsung E&G Co. Ltd.	511,652	763,208
#*	Shinsung Tongsang Co. Ltd.	442,396	1,223,525
*	Shinwha Intertek Corp.	234,318	568,115
*	Shinwon Construction Co. Ltd.	5,268	45,344
	Shinwon Corp.	365,301	555,070
#	Shinyoung Securities Co. Ltd.	26,629	1,219,209
*	Showbox Corp.	215,732	1,006,824
*	Signetics Corp.	272,494	540,115
	SIGONG TECH Co. Ltd.	54,078	323,655
	Silla Co. Ltd.	40,398	429,621
#	Simmtech Co. Ltd.	125,218	4,825,923
	SIMMTECH HOLDINGS Co. Ltd.	110,873	473,865
	SIMPAC, Inc.	81,613	574,393
	Sindoh Co. Ltd.	29,934	780,176
	Sinil Pharm Co. Ltd.	26,106	206,440
*	SinSin Pharmaceutical Co. Ltd.	16,393	77,337
	SJ Group Co. Ltd.	18,868	383,049
#*	SK Biopharmaceuticals Co. Ltd.	21,231	1,533,757
#	SK Chemicals Co. Ltd.	54,795	5,465,249
	SK D&D Co. Ltd.	42,380	958,799
	SK Discovery Co. Ltd.	88,257	2,891,212
	SK Gas Ltd.	18,088	1,708,917
	SK Hynix, Inc.	1,965,870	172,265,443
*	SK Innovation Co. Ltd.	107,055	17,038,449
	SK Networks Co. Ltd.	1,355,257	5,173,587
*	SK Rent A Car Co. Ltd.	41,348	366,817
	SK Securities Co. Ltd.	2,444,970	1,663,961
	SK Telecom Co. Ltd.	90,181	4,067,908
	SK Telecom Co. Ltd., Sponsored ADR	483	12,081
	SK, Inc.	121,428	25,492,811
	SKC Co. Ltd.	59,577	6,963,214
#	SL Corp.	111,557	2,344,949
*	SM Culture & Contents Co. Ltd.	92,494	312,254
#	SM Entertainment Co. Ltd.	61,750	3,292,384
*	SM Life Design Group Co. Ltd.	98,749	213,605
*	S-MAC Co. Ltd.	254,424	685,688
	SMCore, Inc.	32,004	168,359
*	SMEC Co. Ltd.	156,448	244,303
	SNT Dynamics Co. Ltd.	135,771	947,104
	SNT Holdings Co. Ltd.	52,159	719,913

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SNT Motiv Co. Ltd.	68,813	$2,590,323
*	SNU Precision Co. Ltd.	114,466	325,279
	S-Oil Corp.	188,707	15,439,596
#*	Solborn, Inc.	79,137	315,387
*	Solid, Inc.	135,315	704,470
	Solus Advanced Materials Co. Ltd.	21,195	1,190,817
	Songwon Industrial Co. Ltd.	150,359	3,194,041
*	Sonid, Inc.	314,077	220,557
*	Sonokong Co. Ltd.	62,623	138,223
#	Soosan Heavy Industries Co. Ltd.	122,775	325,599
	Soulbrain Co. Ltd.	21,204	4,077,744
	Soulbrain Holdings Co. Ltd.	34,719	773,185
	SPC Samlip Co. Ltd.	17,810	1,267,566
	Speco Co. Ltd.	26,562	141,928
	SPG Co. Ltd.	49,432	627,285
#	Spigen Korea Co. Ltd.	19,837	699,729
#	Ssangyong C&E Co. Ltd.	504,185	3,308,813
*††	Ssangyong Motor Co.	175,845	72,715
#	ST Pharm Co. Ltd.	16,890	1,296,275
	STIC Investments, Inc.	198,510	1,620,950
*	Straffic Co. Ltd.	41,547	138,869
#*	Studio Dragon Corp.	33,883	2,225,168
*	STX Heavy Industries Co. Ltd.	63,992	260,231
*	Sugentech, Inc.	24,117	207,165
	Suheung Co. Ltd.	40,017	1,231,810
	Sun Kwang Co. Ltd.	26,496	1,537,548
	Sung Bo Chemicals Co. Ltd.	60,663	212,509
	Sung Kwang Bend Co. Ltd.	146,579	1,120,293
*	Sungchang Enterprise Holdings Ltd.	325,970	748,473
	Sungdo Engineering & Construction Co. Ltd.	69,742	320,904
	Sungshin Cement Co. Ltd.	151,889	1,570,502
	Sungwoo Hitech Co. Ltd.	417,416	1,615,655
#	Sunjin Co. Ltd.	110,891	1,165,351
*	Sunny Electronics Corp.	119,120	309,358
*	Suprema, Inc.	23,021	442,688
	SurplusGLOBAL, Inc.	49,921	190,664
	SV Investment Corp.	144,821	381,482
*	Synergy Innovation Co. Ltd.	102,483	333,343
*	Synopex, Inc.	309,966	708,198
	Systems Technology, Inc.	67,715	1,073,762
*	T Scientific Co. Ltd.	38,782	108,322
	Tae Kyung Industrial Co. Ltd.	72,145	421,748
#	Taekwang Industrial Co. Ltd.	2,224	1,788,632
	Taekyung BK Co. Ltd.	64,428	256,678
*	Taewoong Co. Ltd.	65,836	657,836
	Taeyoung Engineering & Construction Co. Ltd.	193,066	1,511,486
*	Taihan Electric Wire Co. Ltd.	1,047,362	1,491,583
*	Taihan Fiberoptics Co. Ltd.	296,281	551,464
*	Taihan Textile Co. Ltd.	4,799	189,756
	Tailim Packaging Co. Ltd.	86,426	293,696
	TCC Steel	58,766	559,928
	TechWing, Inc.	74,580	1,280,755
*	Tego Science, Inc.	10,886	148,580
#*	Telcon RF Pharmaceutical, Inc.	214,402	345,537
	Telechips, Inc.	40,040	540,582
*	TERA SCIENCE Co. Ltd.	43,352	81,069
	TES Co. Ltd.	81,013	1,774,829
#	Tesna, Inc.	47,420	1,769,491
*	Theragen Etex Co. Ltd.	155,288	631,664

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Thinkware Systems Corp.	45,795	$651,326
#*	TK Chemical Corp.	211,722	826,735
	TK Corp.	113,007	959,893
#*	Tkg Aikang Co. Ltd.	125,996	213,476
#	TKG Huchems Co. Ltd.	118,372	2,079,887
*	TOBESOFT Co. Ltd.	39,275	30,828
#	Tokai Carbon Korea Co. Ltd.	33,048	3,674,206
	Tongyang Life Insurance Co. Ltd.	334,633	1,781,239
	Tongyang, Inc.	994,398	1,230,298
*	Top Engineering Co. Ltd.	77,846	434,263
#*	Toptec Co. Ltd.	118,153	793,582
	Tovis Co. Ltd.	105,887	768,855
	Tplex Co. Ltd.	66,834	298,040
	TS Corp.	300,710	978,806
*	TS Nexgen Co. Ltd.	105,618	133,583
	TSE Co. Ltd.	13,867	867,592
*	Tuksu Construction Co. Ltd.	28,284	273,853
*	TY Holdings Co. Ltd.	202,445	4,054,540
	TYM Corp.	744,716	1,405,703
	UBCare Co. Ltd.	73,933	409,794
#	Ubiquoss Holdings, Inc.	26,965	374,947
#	Ubiquoss, Inc.	37,938	707,373
*	Ubivelox, Inc.	22,833	284,577
	Uju Electronics Co. Ltd.	50,213	1,064,030
	Uni-Chem Co. Ltd.	134,852	140,832
*	Unick Corp.	67,212	415,826
	Unid Co. Ltd.	37,111	3,704,247
*	Union Korea Pharm Co. Ltd.	14,471	105,595
	Union Materials Corp.	59,762	138,635
	Union Semiconductor Equipment & Materials Co. Ltd.	126,621	1,083,021
#	Uniquest Corp.	75,819	717,393
*	Unison Co. Ltd.	166,870	307,768
*	Unitekno Co. Ltd.	25,351	169,751
#*	UniTest, Inc.	51,310	1,025,747
	Unitrontech Co. Ltd.	14,409	66,541
	UTI, Inc.	24,094	288,354
	V One Tech Co. Ltd.	14,973	119,158
	Value Added Technology Co. Ltd.	47,834	1,519,134
*	Very Good Tour Co. Ltd.	20,073	220,361
	Viatron Technologies, Inc.	59,582	515,827
	VICTEK Co. Ltd.	75,937	417,099
*	Vidente Co. Ltd.	114,646	1,250,369
	Vieworks Co. Ltd.	39,106	1,232,012
*	Vina Tech Co. Ltd.	6,523	198,501
	Visang Education, Inc.	43,584	265,254
	Vitzro Tech Co. Ltd.	44,012	331,424
	Vitzrocell Co. Ltd.	81,923	841,523
*	Vivien Corp.	37,287	76,911
*	Vivozon Healthcare, Inc.	407,246	341,844
#*	VT GMP Co. Ltd.	45,242	249,083
	Webcash Corp.	29,055	558,993
#*	Webzen, Inc.	71,217	1,239,837
#	Welcron Co. Ltd.	53,777	168,241
#*	Wellbiotec Co. Ltd.	127,014	182,343
#	Wemade Co. Ltd.	66,658	3,955,080
#*	Wemade Play Co. Ltd.	24,837	578,881
	Whanin Pharmaceutical Co. Ltd.	63,775	917,772
*	WI Co. Ltd.	121,023	132,811
	Wiable Corp.	86,869	195,222

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WillBes & Co.	398,535	$411,004
#	Winix, Inc.	52,263	672,831
*	Winpac, Inc.	149,928	217,039
#	Wins Co. Ltd.	38,237	512,825
#	WiSoL Co. Ltd.	188,406	1,667,938
*	Withtech, Inc.	4,571	61,666
*	WIZIT Co. Ltd.	493,112	470,280
*	WONIK CUBE Corp.	64,656	169,359
#*	Wonik Holdings Co. Ltd.	282,483	1,091,940
#	WONIK IPS Co. Ltd.	159,142	4,983,075
#	Wonik Materials Co. Ltd.	49,893	1,463,947
*	Wonik Pne Co. Ltd.	52,975	1,199,195
#	Wonik QnC Corp.	82,391	1,950,114
*	WooGene B&G Co. Ltd.	42,651	77,992
	Woojin Plaimm Co. Ltd.	9,262	35,134
	Woojin, Inc.	61,549	467,462
*	Woongjin Co. Ltd.	1	1
#	Woongjin Thinkbig Co. Ltd.	271,689	632,098
*	Wooree Bio Co. Ltd.	162,831	547,154
	Woori Financial Group, Inc.	1,884,685	21,834,868
	Woori Investment Bank Co. Ltd.	2,481,925	1,694,045
#*	Woori Technology, Inc.	183,605	325,049
#	Woorison F&G Co. Ltd.	200,437	425,025
	Woory Industrial Co. Ltd.	33,002	470,498
*	Woosu AMS Co. Ltd.	82,772	261,356
	WooSung Co. Ltd.	13,384	351,401
*	Woowon Development Co. Ltd.	32,914	152,266
	Worldex Industry & Trading Co. Ltd.	40,401	837,534
	Y G-1 Co. Ltd.	113,580	813,504
*	Y2 Solution Co. Ltd.	19,090	5,700
	YAS Co. Ltd.	28,388	297,024
*	Y-entec Co. Ltd.	56,724	579,425
*	Yeong Hwa Metal Co. Ltd.	153,616	214,003
*	Yest Co. Ltd.	32,182	197,087
#	YG Entertainment, Inc.	30,750	1,365,773
*	YG PLUS	65,759	358,394
*	YIK Corp.	128,826	518,830
*	YJM Games Co. Ltd.	128,890	312,581
	YMC Co. Ltd.	57,227	330,553
	YMT Co. Ltd.	19,985	318,427
	Yonwoo Co. Ltd.	22,062	430,996
	Yoosung Enterprise Co. Ltd.	119,745	292,465
	Youlchon Chemical Co. Ltd.	48,073	855,889
	Young Poong Corp.	2,563	1,383,920
	Young Poong Paper Manufacturing Co. Ltd.	11,402	98,119
	Young Poong Precision Corp.	60,056	484,129
#	Youngone Corp.	147,354	5,553,650
	Youngone Holdings Co. Ltd.	40,914	1,664,378
*	YoungWoo DSP Co. Ltd.	127,081	232,572
	YTN Co. Ltd.	12,525	35,122
	Yuanta Securities Korea Co. Ltd.	783,159	2,204,407
	Yuhan Corp.	132,794	6,397,295
	YuHwa Securities Co. Ltd.	32,205	66,937
*	Yungjin Pharmaceutical Co. Ltd.	265,384	1,032,230
	Yuyu Pharma, Inc.	70,906	414,298
#	Zeus Co. Ltd.	38,898	850,100
*	Zinitix Co. Ltd.	12,353	29,311
	Zinus, Inc.	47,924	2,442,405

TOTAL SOUTH KOREA			3,682,633,280

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (0.0%)
	Jingjin Equipment, Inc., Class A	8,200	$44,552

TAIWAN — (16.7%)
	Aaeon Technology, Inc.	5,000	14,884
#	ABC Taiwan Electronics Corp.	467,613	345,715
	Abico Avy Co. Ltd.	823,396	618,956
#	Ability Enterprise Co. Ltd.	1,813,974	1,400,057
#*	Ability Opto-Electronics Technology Co. Ltd.	376,471	733,090
	Abnova Corp.	108,000	259,763
#	AcBel Polytech, Inc.	2,643,468	2,545,786
#	Accton Technology Corp.	1,764,369	13,761,848
#	Acer, Inc.	13,832,595	12,833,277
#	ACES Electronic Co. Ltd.	935,044	1,295,624
*	Acon Holding, Inc.	1,339,000	535,252
	Acter Group Corp. Ltd.	311,561	2,094,745
	Action Electronics Co. Ltd.	1,166,000	481,521
#	ADATA Technology Co. Ltd.	1,027,465	2,417,993
#	Addcn Technology Co. Ltd.	158,706	1,133,191
#	Advanced Ceramic X Corp.	233,000	1,912,706
	Advanced International Multitech Co. Ltd.	952,000	2,722,927
#*	Advanced Optoelectronic Technology, Inc.	675,000	453,581
#	Advanced Power Electronics Corp.	445,000	1,322,966
#	Advancetek Enterprise Co. Ltd.	1,501,662	1,150,124
	Advantech Co. Ltd.	754,465	9,378,497
	AEON Motor Co. Ltd.	180,000	318,954
	Aerospace Industrial Development Corp.	2,910,000	3,251,808
#*	AGV Products Corp.	2,882,603	1,133,906
	Airmate Cayman International Co. Ltd.	20,467	14,025
	Airtac International Group.	479,335	13,008,272
	Alchip Technologies Ltd.	95,000	2,783,063
#	Alcor Micro Corp.	189,000	288,766
#	Alexander Marine Co. Ltd.	102,000	521,119
#*	ALI Corp.	1,134,256	997,595
	All Ring Tech Co. Ltd.	27,000	103,508
#	Allied Circuit Co. Ltd.	97,000	463,095
	Allied Supreme Corp.	22,000	186,509
#	Allis Electric Co. Ltd.	932,197	852,865
	Alltek Technology Corp.	1,023,062	1,306,659
#	Alltop Technology Co. Ltd.	262,531	1,434,229
#	Alpha Networks, Inc.	2,383,873	2,301,231
#	Altek Corp.	1,834,159	2,268,015
#	Amazing Microelectronic Corp.	521,085	2,285,046
*	Ambassador Hotel	1,711,000	1,821,852
#*	AMICCOM Electronics Corp.	117,000	122,510
	AMPACS Corp.	15,000	24,085
#	Ampire Co. Ltd.	515,000	441,267
#	Ample Electronic Technology Co. Ltd.	41,000	91,335
#	AMPOC Far-East Co. Ltd.	551,567	758,260
#	AmTRAN Technology Co. Ltd.	5,362,640	2,607,513
	Anderson Industrial Corp.	296,247	91,508
#	Anji Technology Co. Ltd.	197,000	404,256
#	Anpec Electronics Corp.	443,702	2,776,359
	AP Memory Technology Corp.	517,000	4,255,176
	Apac Opto Electronics, Inc.	145,000	173,010
#	Apacer Technology, Inc.	604,005	839,771
#	APAQ Technology Co. Ltd.	265,520	482,381
#	APCB, Inc.	1,086,000	710,669
#	Apex Biotechnology Corp.	535,625	490,787
#	Apex International Co. Ltd.	1,001,916	3,183,214
#	Apex Medical Corp.	308,463	361,512

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Apex Science & Engineering	681,870	$233,057
#	Apogee Optocom Co. Ltd.	49,000	112,147
#	Arcadyan Technology Corp.	1,078,759	4,602,618
	Ardentec Corp.	4,171,993	6,062,931
#	Argosy Research, Inc.	360,391	1,128,755
#	ASE Technology Holding Co. Ltd., ADR	140,935	907,621
	ASE Technology Holding Co. Ltd.	12,874,387	41,073,954
	Asia Cement Corp.	8,179,655	13,292,180
#	Asia Electronic Material Co. Ltd.	471,000	333,760
#	Asia Optical Co., Inc.	1,339,000	3,168,535
*	Asia Pacific Telecom Co. Ltd.	11,433,415	2,925,440
#*	Asia Plastic Recycling Holding Ltd.	1,370,533	300,615
#	Asia Polymer Corp.	2,905,858	3,559,620
#	Asia Tech Image, Inc.	374,000	722,111
#	Asia Vital Components Co. Ltd.	2,381,864	8,236,080
#	ASMedia Technology, Inc.	70,048	3,296,803
#	ASolid Technology Co. Ltd.	58,000	219,874
#	ASPEED Technology, Inc.	100,999	8,871,067
#	ASROCK, Inc.	337,000	1,858,602
#	Asustek Computer, Inc.	2,054,861	24,716,517
	Aten International Co. Ltd.	546,715	1,495,216
#	AU Optronics Corp.	45,255,497	25,849,423
#	Audix Corp.	575,375	1,004,039
#	AURAS Technology Co. Ltd.	537,303	2,985,042
#	Aurona Industries, Inc.	463,000	321,400
	Aurora Corp.	337,258	1,031,340
	Avalue Technology, Inc.	324,000	678,886
#	Aver Information, Inc.	117,000	214,722
*	Avision, Inc.	106,000	35,564
	Awea Mechantronic Co. Ltd.	161,062	167,297
#	Axiomtek Co. Ltd.	359,000	716,492
#*	Azurewave Technologies, Inc.	327,000	217,083
#	Bafang Yunji International Co. Ltd.	244,000	1,059,993
	Bank of Kaohsiung Co. Ltd.	4,599,280	2,197,278
	Baolong International Co. Ltd.	140,000	92,448
	Basso Industry Corp.	769,284	1,089,599
#	BenQ Materials Corp.	1,188,000	1,267,432
	BES Engineering Corp.	9,274,050	2,983,694
#*	Billion Electric Co. Ltd.	155,000	95,405
#	Bin Chuan Enterprise Co. Ltd.	732,257	641,992
#	Bionet Corp.	41,000	56,117
	Bionime Corp.	157,000	385,189
#	Biostar Microtech International Corp.	797,712	498,212
#	Bioteque Corp.	399,680	1,494,082
#	Bizlink Holding, Inc.	748,291	7,488,198
#	Bon Fame Co. Ltd.	142,000	205,081
#	Bora Pharmaceuticals Co. Ltd.	97,000	502,519
#	Brave C&H Supply Co. Ltd.	128,000	307,557
#	Bright Led Electronics Corp.	567,180	352,209
	Brightek Optoelectronic Co. Ltd.	19,000	23,148
	Brighten Optix Corp.	31,000	253,824
#	Brighton-Best International Taiwan, Inc.	2,604,749	3,092,999
	Brillian Network & Automation Integrated System Co. Ltd.	4,000	14,962
#	Browave Corp.	234,000	357,659
#	C Sun Manufacturing Ltd.	818,367	1,218,794
*	Cameo Communications, Inc.	1,466,435	465,441
#	Capital Futures Corp.	619,808	769,484
	Capital Securities Corp.	10,875,614	5,738,489
#	Career Technology MFG. Co. Ltd.	3,699,001	2,593,035

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Carnival Industrial Corp.	671,530	$270,057
	Castles Technology Co. Ltd.	277,000	334,504
#	Caswell, Inc.	159,000	432,686
	Catcher Technology Co. Ltd.	2,450,872	11,992,832
	Cathay Chemical Works	32,000	25,329
	Cathay Financial Holding Co. Ltd.	15,321,816	32,215,066
	Cathay Real Estate Development Co. Ltd.	4,510,600	2,809,248
#	Cayman Engley Industrial Co. Ltd.	303,801	708,935
#	CCP Contact Probes Co. Ltd.	46,000	88,788
#	Celxpert Energy Corp.	558,000	692,733
#	Center Laboratories, Inc.	1,788,519	3,814,095
#	Central Reinsurance Co. Ltd.	960,312	973,546
#	Century Iron & Steel Industrial Co. Ltd.	120,000	513,395
	Chailease Holding Co. Ltd.	4,304,353	34,205,844
#*	Chain Chon Industrial Co. Ltd.	1,188,483	783,261
#	ChainQui Construction Development Co. Ltd.	753,946	410,720
#*	Champion Building Materials Co. Ltd.	2,070,390	816,629
	Champion Microelectronic Corp.	157,000	370,602
	Chang Hwa Commercial Bank Ltd.	21,267,340	13,295,826
	Chang Wah Electromaterials, Inc.	2,334,190	2,760,586
#	Chang Wah Technology Co. Ltd.	670,980	2,027,546
#	Channel Well Technology Co. Ltd.	1,174,000	1,411,773
	Charoen Pokphand Enterprise	1,103,620	3,029,560
	CHC Healthcare Group	634,000	976,429
#	CHC Resources Corp.	460,048	736,843
	Chen Full International Co. Ltd.	551,000	766,439
#	Chenbro Micom Co. Ltd.	464,000	1,049,123
*	Cheng Fwa Industrial Co. Ltd.	58,000	19,881
#	Cheng Loong Corp.	5,603,160	6,319,506
#*	Cheng Mei Materials Technology Corp.	4,278,200	1,712,947
	Cheng Shin Rubber Industry Co. Ltd.	8,247,508	9,294,812
#	Cheng Uei Precision Industry Co. Ltd.	3,081,630	3,535,575
#	Chenming Electronic Technology Corp.	748,708	339,599
	Chi Hua Fitness Co. Ltd.	52,000	123,563
#	Chia Chang Co. Ltd.	766,000	1,168,243
#	Chia Hsin Cement Corp.	3,036,747	2,035,418
#	Chian Hsing Forging Industrial Co. Ltd.	262,000	336,146
	Chicony Electronics Co. Ltd.	3,152,689	8,769,583
#	Chicony Power Technology Co. Ltd.	1,112,696	2,624,149
	Chief Telecom, Inc.	35,000	337,649
#	Chieftek Precision Co. Ltd.	381,375	956,239
#	Chien Kuo Construction Co. Ltd.	1,153,364	536,262
	Chien Shing Harbour Service Co. Ltd.	97,000	155,151
#	Chime Ball Technology Co. Ltd.	162,282	197,812
*	China Airlines Ltd.	17,026,057	15,637,011
#	China Bills Finance Corp.	3,836,000	2,299,781
	China Chemical & Pharmaceutical Co. Ltd.	1,506,000	1,237,601
	China Container Terminal Corp.	276,000	342,991
#	China Development Financial Holding Corp.	41,415,092	24,975,046
#	China Ecotek Corp.	132,000	184,542
#	China Electric Manufacturing Corp.	1,740,658	1,059,628
#	China Fineblanking Technology Co. Ltd.	303,575	404,330
#	China General Plastics Corp.	2,884,607	3,227,063
#	China Glaze Co. Ltd.	751,022	323,385
	China Man-Made Fiber Corp.	8,478,227	2,451,097
#	China Metal Products	2,361,405	2,628,793
	China Motor Corp.	1,701,286	3,373,594
#*	China Petrochemical Development Corp.	25,757,099	10,195,822
	China Steel Chemical Corp.	1,061,998	4,090,146

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Steel Corp.	32,768,440	$39,694,681
#	China Steel Structure Co. Ltd.	538,000	1,059,937
#	China Wire & Cable Co. Ltd.	893,680	826,668
#	Chinese Maritime Transport Ltd.	573,964	1,004,421
#	Ching Feng Home Fashions Co. Ltd.	727,659	439,262
#	Chin-Poon Industrial Co. Ltd.	2,600,617	2,620,219
#	Chipbond Technology Corp.	5,437,000	12,225,308
	ChipMOS Technologies, Inc.	4,458,155	6,934,665
	ChipMOS Technologies, Inc., ADR	62,027	1,933,395
	Chlitina Holding Ltd.	376,000	2,357,319
#	Chong Hong Construction Co. Ltd.	1,068,739	2,650,710
	Chroma ATE, Inc.	1,215,705	6,758,077
#	Chun YU Works & Co. Ltd.	1,384,000	1,399,878
#	Chun Yuan Steel Industry Co. Ltd.	2,917,177	2,090,915
#	Chung Hsin Electric & Machinery Manufacturing Corp.	3,252,500	5,957,315
#	Chung Hung Steel Corp.	4,630,926	5,842,550
	Chung Hwa Food Industrial Co. Ltd.	61,115	235,991
#*	Chung Hwa Pulp Corp.	2,481,308	1,592,238
	Chung Lien Co. Ltd.	7,000	18,217
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	212,000	433,603
#	Chunghwa Precision Test Tech Co. Ltd.	135,000	2,133,920
#	Chunghwa Telecom Co. Ltd., Sponsored ADR	236,257	10,352,781
	Chunghwa Telecom Co. Ltd.	6,147,000	27,249,435
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,406,000	664,629
	Cleanaway Co. Ltd.	497,000	3,363,647
	Clevo Co.	3,195,482	3,650,999
#	CMC Magnetics Corp.	7,532,944	2,258,074
#	CoAsia Electronics Corp.	510,463	212,101
#	Collins Co. Ltd.	635,060	366,609
#	Compal Electronics, Inc.	20,177,560	15,140,844
	Compeq Manufacturing Co. Ltd.	8,084,000	12,335,296
#	Compucase Enterprise	421,000	418,672
#	Concord Securities Co. Ltd.	3,557,671	1,646,215
	Concraft Holding Co. Ltd.	47,820	36,114
#	Continental Holdings Corp.	2,637,250	2,377,731
#	Contrel Technology Co. Ltd.	907,000	560,423
#	Coremax Corp.	367,835	1,569,717
#	Coretronic Corp.	2,600,600	4,956,299
#	Co-Tech Development Corp.	1,492,800	2,899,776
	Cowealth Medical Holding Co. Ltd.	197,369	200,496
#*	Coxon Precise Industrial Co. Ltd.	276,000	113,674
	Creative Sensor, Inc.	14,000	9,896
#*	CSBC Corp. Taiwan	3,344,712	2,363,361
	CTBC Financial Holding Co. Ltd.	52,146,931	51,292,705
	CTCI Corp.	3,445,896	5,425,252
#*	C-Tech United Corp.	196,196	119,884
#	Cub Elecparts, Inc.	308,765	1,428,509
#	CviLux Corp.	649,378	858,960
#	CX Technology Co. Ltd.	121,000	158,548
	Cyberlink Corp.	153,504	427,723
#	CyberPower Systems, Inc.	307,000	684,745
#	CyberTAN Technology, Inc.	2,224,873	1,664,526
#	Cypress Technology Co. Ltd.	295,589	693,574
	Cystech Electronics Corp.	40,000	111,721
#	DA CIN Construction Co. Ltd.	1,790,809	1,896,123
	Dadi Early-Childhood Education Group Ltd.	131,502	483,738
	Dafeng TV Ltd.	396,061	639,359
#*	Da-Li Development Co. Ltd.	1,863,257	1,954,003
*	Danen Technology Corp.	509,279	265,353

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Darfon Electronics Corp.	1,586,700	$2,526,698
#*	Darwin Precisions Corp.	2,699,304	958,961
#	Daxin Materials Corp.	371,500	1,297,475
#	De Licacy Industrial Co. Ltd.	1,675,469	862,606
*	Delpha Construction Co. Ltd.	133,805	65,061
#	Delta Electronics, Inc.	3,292,028	27,480,484
	Depo Auto Parts Ind Co. Ltd.	902,634	1,753,219
#	Dimerco Data System Corp.	132,598	325,840
#	Dimerco Express Corp.	1,089,000	3,780,631
#	D-Link Corp.	3,127,537	1,779,692
	Dr Wu Skincare Co. Ltd.	100,000	270,494
#	Draytek Corp.	252,000	264,890
#	Dyaco International, Inc.	277,408	385,707
#	DYNACOLOR, Inc.	243,000	284,464
#	Dynamic Electronics Co. Ltd.	1,852,693	1,320,702
	Dynapack International Technology Corp.	860,000	2,325,731
#	E & R Engineering Corp.	199,000	498,940
#	E Ink Holdings, Inc.	2,664,000	15,230,929
	E.Sun Financial Holding Co. Ltd.	31,957,061	36,498,884
	Eastern Media International Corp.	2,398,434	2,334,344
	Eclat Textile Co. Ltd.	660,518	10,838,121
#	ECOVE Environment Corp.	174,000	1,447,316
#	Edimax Technology Co. Ltd.	1,152,423	419,896
#	Edison Opto Corp.	698,000	386,596
#	Edom Technology Co. Ltd.	1,310,141	1,552,096
#	eGalax_eMPIA Technology, Inc.	365,334	923,388
#	Egis Technology, Inc.	463,000	1,717,570
#	Elan Microelectronics Corp.	1,932,026	9,745,369
#*	E-Lead Electronic Co. Ltd.	149,000	400,180
	E-LIFE MALL Corp.	456,000	1,331,835
	Elite Advanced Laser Corp.	911,320	1,330,408
#	Elite Material Co. Ltd.	1,488,839	11,009,350
#	Elite Semiconductor Microelectronics Technology, Inc.	2,038,390	8,364,717
	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,396,748
	eMemory Technology, Inc.	190,000	7,985,114
#	Emerging Display Technologies Corp.	807,000	488,599
#	Ennoconn Corp.	496,298	3,275,361
#*	Ennostar, Inc.	4,740,431	9,285,160
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,225,128
#*	Epileds Technologies, Inc.	484,000	320,532
#	Episil-Precision, Inc.	474,000	1,446,918
#	Eris Technology Corp.	41,000	432,809
	Eslite Spectrum Corp. (The)	33,550	61,548
#	Eson Precision Ind Co. Ltd.	700,000	1,356,847
	Eternal Materials Co. Ltd.	6,488,999	8,317,890
#	Eurocharm Holdings Co. Ltd.	177,000	903,681
*	Eva Airways Corp.	13,888,695	16,316,249
*	Everest Textile Co. Ltd.	3,778,829	1,104,809
	Evergreen International Storage & Transport Corp.	3,350,000	4,031,361
	Evergreen Marine Corp. Taiwan Ltd.	12,968,920	62,340,728
	Evergreen Steel Corp.	717,000	1,418,799
#	Everlight Chemical Industrial Corp.	2,920,756	2,217,340
#	Everlight Electronics Co. Ltd.	3,330,570	4,819,347
#*	Everspring Industry Co. Ltd.	657,000	457,716
#	Excellence Opto, Inc.	141,000	108,360
#	Excelliance Mos Corp.	168,000	941,910
	Excelsior Medical Co. Ltd.	992,707	2,327,425
	EZconn Corp.	348,600	434,748
	Far Eastern Department Stores Ltd.	9,809,000	6,900,169

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern International Bank	22,917,562	$9,268,437
	Far Eastern New Century Corp.	10,225,705	10,365,923
	Far EasTone Telecommunications Co. Ltd.	6,533,000	18,356,080
	Farcent Enterprise Co. Ltd.	29,000	59,524
#	Farglory F T Z Investment Holding Co. Ltd.	725,385	1,249,980
	Farglory Land Development Co. Ltd.	1,974,105	4,487,259
#	Federal Corp.	2,518,938	1,924,601
#	Feedback Technology Corp.	182,200	464,334
	Feng Hsin Steel Co. Ltd.	2,880,131	8,109,341
	Feng TAY Enterprise Co. Ltd.	1,243,785	8,007,609
	FineTek Co. Ltd.	50,000	155,478
	First Financial Holding Co. Ltd.	26,193,678	24,599,067
#	First Hi-Tec Enterprise Co. Ltd.	400,736	669,104
	First Hotel	1,220,293	577,196
#	First Insurance Co. Ltd.	2,136,640	1,168,849
#*	First Steamship Co. Ltd.	4,906,961	1,810,207
#	FIT Holding Co. Ltd.	1,035,436	1,200,984
	Fittech Co. Ltd.	368,000	1,957,002
	FLEXium Interconnect, Inc.	2,769,724	8,593,081
	Flytech Technology Co. Ltd.	633,070	1,559,003
#	FocalTech Systems Co. Ltd.	243,000	934,167
	FOCI Fiber Optic Communications, Inc.	227,000	200,545
#	Forcecon Tech Co. Ltd.	64,000	155,594
#	Forest Water Environment Engineering Co. Ltd.	245,326	261,371
#	Formosa Advanced Technologies Co. Ltd.	1,321,000	1,733,324
#	Formosa Chemicals & Fibre Corp.	5,950,198	16,024,837
	Formosa International Hotels Corp.	332,975	1,942,072
*	Formosa Laboratories, Inc.	620,467	1,327,253
#	Formosa Oilseed Processing Co. Ltd.	304,891	601,104
#	Formosa Optical Technology Co. Ltd.	209,000	447,401
	Formosa Petrochemical Corp.	2,256,000	6,958,137
	Formosa Plastics Corp.	6,086,770	21,638,738
#	Formosa Sumco Technology Corp.	86,000	556,723
#	Formosa Taffeta Co. Ltd.	4,933,460	4,526,107
	Formosan Rubber Group, Inc.	1,704,143	1,281,511
#	Formosan Union Chemical.	2,129,936	1,858,226
#	Fortune Electric Co. Ltd.	752,304	965,348
#	Founding Construction & Development Co. Ltd.	1,400,882	895,966
#	Foxconn Technology Co. Ltd.	3,063,241	6,069,817
	Foxsemicon Integrated Technology, Inc.	514,402	3,692,569
#*	Franbo Lines Corp.	830,000	734,670
#	Froch Enterprise Co. Ltd.	1,166,384	1,282,020
#	FSP Technology, Inc.	887,619	1,226,512
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	122,000	71,609
	Fubon Financial Holding Co. Ltd.	21,290,128	53,457,731
#	Fulgent Sun International Holding Co. Ltd.	1,023,730	5,319,148
	Fullerton Technology Co. Ltd.	652,670	410,548
#*	Fulltech Fiber Glass Corp.	2,518,215	1,123,143
#	Fusheng Precision Co. Ltd.	274,000	2,016,363
#	Fwusow Industry Co. Ltd.	1,121,294	1,000,083
#	G Shank Enterprise Co. Ltd.	1,087,510	1,696,199
#	Gallant Precision Machining Co. Ltd.	121,000	118,432
	Gamania Digital Entertainment Co. Ltd.	765,000	1,646,365
#*	GCS Holdings, Inc.	401,000	541,156
#	GEM Services, Inc.	427,970	1,134,738
#	Gemtek Technology Corp.	2,571,574	2,627,516
	General Interface Solution Holding Ltd.	1,989,000	6,117,452
	General Plastic Industrial Co. Ltd.	579,478	602,395
#	Generalplus Technology, Inc.	405,000	926,510

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	GeneReach Biotechnology Corp.	184,860	$1,061,360
#	Genesys Logic, Inc.	321,000	2,090,140
#	Genius Electronic Optical Co. Ltd.	602,576	7,585,521
	Genmont Biotech, Inc.	78,314	71,404
#	Genovate Biotechnology Co. Ltd.	163,700	148,356
#	GeoVision, Inc.	348,840	352,571
	Getac Holdings Corp.	2,728,281	4,240,976
	GFC Ltd.	159,400	372,092
	Giant Manufacturing Co. Ltd.	1,563,363	13,070,461
#*	Giantplus Technology Co. Ltd.	1,873,000	660,367
#	Gigabyte Technology Co. Ltd.	2,726,750	9,782,716
#	Gigasolar Materials Corp.	160,820	789,886
*	Gigastorage Corp.	74,576	55,308
	Global Brands Manufacture Ltd.	2,171,175	2,374,231
	Global Lighting Technologies, Inc.	418,000	830,449
	Global Mixed Mode Technology, Inc.	566,000	3,777,762
#	Global PMX Co. Ltd.	316,000	1,322,525
	Global Unichip Corp.	269,000	3,683,725
	Globaltek Fabrication Co. Ltd.	22,000	31,103
#	Globalwafers Co. Ltd.	614,779	10,714,111
#	Globe Union Industrial Corp.	1,621,820	675,035
#	Gloria Material Technology Corp.	3,539,885	3,421,520
*	Glotech Industrial Corp.	476,000	244,822
*	GlycoNex, Inc.	211,000	201,278
#*	GMI Technology, Inc.	506,000	403,957
#	Gold Circuit Electronics Ltd.	2,992,747	8,247,803
#	Goldsun Building Materials Co. Ltd.	6,307,965	6,195,050
#	Good Will Instrument Co. Ltd.	316,342	308,645
#	Gourmet Master Co. Ltd.	883,102	2,747,622
#	Grand Fortune Securities Co. Ltd.	1,213,941	770,310
#	Grand Ocean Retail Group Ltd.	691,000	377,999
#	Grand Pacific Petrochemical	6,287,000	5,488,568
#	Grand Process Technology Corp.	139,000	1,364,830
#	GrandTech CG Systems, Inc.	320,600	581,430
	Grape King Bio Ltd.	775,000	3,766,495
	Great China Metal Industry	1,132,000	1,004,671
#	Great Taipei Gas Co. Ltd.	1,495,000	1,682,572
#	Great Tree Pharmacy Co. Ltd.	175,051	1,593,858
	Great Wall Enterprise Co. Ltd.	3,752,837	6,690,425
	Greatek Electronics, Inc.	2,269,000	5,277,575
*††	Green Energy Technology, Inc.	2,077,221	0
#	Group Up Industrial Co. Ltd.	124,000	334,157
	GTM Holdings Corp.	1,004,550	913,788
#	Hai Kwang Enterprise Corp.	86,000	81,549
#	Hannstar Board Corp.	3,229,831	4,175,548
#	HannStar Display Corp.	10,036,323	4,406,040
#	HannsTouch Solution, Inc.	3,855,862	1,509,481
#	Hanpin Electron Co. Ltd.	361,000	316,695
	Harmony Electronics Corp.	138,000	199,024
#	Harvatek Corp.	1,001,839	705,568
	Heran Co. Ltd.	68,000	264,294
#	Hey Song Corp.	1,982,500	2,397,443
#	Hi-Clearance, Inc.	117,978	599,684
#	Highlight Tech Corp.	495,842	882,615
*	High-Tek Harness Enterprise Co. Ltd.	141,000	71,404
	Highwealth Construction Corp.	3,173,243	5,028,969
	HIM International Music, Inc.	110,200	306,444
#	Hiroca Holdings Ltd.	420,221	723,151
#	Hitron Technology, Inc.	826,997	567,955

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hiwin Technologies Corp.	1,147,838	$8,499,948
	Ho Tung Chemical Corp.	6,768,828	2,309,481
#	Hocheng Corp.	1,761,300	824,593
	Hold-Key Electric Wire & Cable Co. Ltd.	73,521	33,408
#	Holiday Entertainment Co. Ltd.	513,400	964,635
#	Holtek Semiconductor, Inc.	1,034,000	3,210,724
	Holy Stone Enterprise Co. Ltd.	928,675	3,564,444
#	Hon Hai Precision Industry Co. Ltd.	21,590,403	73,970,436
	Hong Pu Real Estate Development Co. Ltd.	1,638,554	1,152,314
#	Hong TAI Electric Industrial	1,385,000	1,414,448
	Hong YI Fiber Industry Co.	1,007,680	798,936
#	Horizon Securities Co. Ltd.	2,115,000	1,140,928
#	Hota Industrial Manufacturing Co. Ltd.	1,187,219	3,022,173
	Hotai Finance Co. Ltd.	458,000	1,722,056
	Hotai Motor Co. Ltd.	891,000	17,375,383
	Hotron Precision Electronic Industrial Co. Ltd.	297,159	618,150
#	Hsin Kuang Steel Co. Ltd.	1,758,000	3,783,885
	Hsin Yung Chien Co. Ltd.	251,510	1,020,727
#	Hsing TA Cement Co.	670,222	461,234
*	HTC Corp.	5,290,619	8,311,457
	Hu Lane Associate, Inc.	497,555	1,722,452
#	HUA ENG Wire & Cable Co. Ltd.	2,197,000	1,594,396
	Hua Nan Financial Holdings Co. Ltd.	23,146,210	18,511,262
	Hua Yu Lien Development Co. Ltd.	32,000	71,164
	Huaku Development Co. Ltd.	1,480,400	4,623,616
	Huang Hsiang Construction Corp.	935,735	1,750,851
	Huikwang Corp.	57,000	105,636
#	Hung Ching Development & Construction Co. Ltd.	903,000	868,318
	Hung Sheng Construction Ltd.	3,131,603	2,678,709
#	Huxen Corp.	255,072	446,664
#	Hwa Fong Rubber Industrial Co. Ltd.	1,225,096	613,865
#*	Hwacom Systems, Inc.	215,000	121,356
#	Hycon Technology Corp.	105,169	353,255
#	Ibase Technology, Inc.	956,345	1,614,767
	IBF Financial Holdings Co. Ltd.	16,564,285	8,982,875
	Ichia Technologies, Inc.	1,470,255	771,354
#*	I-Chiun Precision Industry Co. Ltd.	1,110,749	1,378,812
*	Ideal Bike Corp.	429,000	171,325
	IEI Integration Corp.	712,173	1,068,878
#	Infortrend Technology, Inc.	1,508,866	761,994
#	Info-Tek Corp.	475,000	983,083
#	Innodisk Corp.	493,121	3,372,377
#	Innolux Corp.	53,630,151	24,421,272
#	Inpaq Technology Co. Ltd.	453,550	794,368
#	Insyde Software Corp.	102,000	316,454
#	Intai Technology Corp.	221,800	621,486
#*	Integrated Service Technology, Inc.	666,669	1,111,135
	IntelliEPI, Inc.	123,000	306,660
	Interactive Digital Technologies, Inc.	48,000	121,238
	International CSRC Investment Holdings Co.	4,790,083	3,757,387
	International Games System Co. Ltd.	381,000	9,354,342
	Inventec Corp.	10,385,276	8,872,054
	Iron Force Industrial Co. Ltd.	268,682	603,927
#	I-Sheng Electric Wire & Cable Co. Ltd.	647,000	937,989
#	I-Sunny Construction & Development Co. Ltd.	36,300	147,409
#	ITE Technology, Inc.	1,162,646	3,744,754
#	ITEQ Corp.	1,828,608	6,412,168
*††	J Touch Corp.	22,100	0
#	Jarllytec Co. Ltd.	359,828	779,188

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jean Co. Ltd.	246,000	$113,361
#	Jentech Precision Industrial Co. Ltd.	313,156	3,954,979
	Jess-Link Products Co. Ltd.	561,450	738,120
	Jetway Information Co. Ltd.	181,000	200,927
	Jia Wei Lifestyle, Inc.	111,000	268,202
#	Jih Lin Technology Co. Ltd.	265,000	763,102
	Jiin Yeeh Ding Enterprise Co. Ltd.	45,000	52,644
	Jinan Acetate Chemical Co. Ltd.	5,060	16,312
#*	Jinli Group Holdings Ltd.	688,681	242,729
	JMC Electronics Co. Ltd.	61,000	92,550
#	Johnson Health Tech Co. Ltd.	351,000	684,745
#*	Joinsoon Electronics Manufacturing Co. Ltd.	454,000	288,968
#	Jourdeness Group Ltd.	252,000	578,068
#	K Laser Technology, Inc.	917,459	642,021
#	Kaimei Electronic Corp.	492,314	1,079,904
#	Kaori Heat Treatment Co. Ltd.	520,321	933,286
#	Kaulin Manufacturing Co. Ltd.	1,285,684	640,849
	Kedge Construction Co. Ltd.	107,000	197,402
#	KEE TAI Properties Co. Ltd.	3,153,101	1,306,653
#	Kenda Rubber Industrial Co. Ltd.	3,756,885	3,992,805
#	Kenmec Mechanical Engineering Co. Ltd.	1,366,000	1,066,279
#	Kerry TJ Logistics Co. Ltd.	1,264,000	1,908,049
#	Key Ware Electronics Co. Ltd.	374,131	127,348
#	Keystone Microtech Corp.	120,000	897,034
#	KHGEARS International Ltd.	6,504	19,083
#	Kindom Development Co. Ltd.	2,625,000	3,073,220
#	King Chou Marine Technology Co. Ltd.	539,800	622,321
	King Slide Works Co. Ltd.	411,450	5,491,574
	King Yuan Electronics Co. Ltd.	11,245,032	15,227,241
	King’s Town Bank Co. Ltd.	6,773,653	8,940,981
*	King’s Town Construction Co. Ltd.	674,690	778,554
#	Kinik Co.	685,000	2,945,418
#*	Kinko Optical Co. Ltd.	649,120	624,637
	Kinpo Electronics	8,392,892	3,972,043
#	Kinsus Interconnect Technology Corp.	1,105,476	6,231,823
	KMC Kuei Meng International, Inc.	428,951	2,369,772
#	KNH Enterprise Co. Ltd.	719,150	585,883
	Ko Ja Cayman Co. Ltd.	31,000	55,665
#	KS Terminals, Inc.	839,290	2,027,472
	Kung Long Batteries Industrial Co. Ltd.	466,000	2,169,589
#	Kung Sing Engineering Corp.	3,716,135	1,010,647
	Kuo Toong International Co. Ltd.	1,039,735	751,489
#	Kuo Yang Construction Co. Ltd.	1,253,517	851,630
#	Kwong Fong Industries Corp.	534,733	202,947
	Kwong Lung Enterprise Co. Ltd.	618,000	904,321
	KYE Systems Corp.	1,412,107	475,841
	L&K Engineering Co. Ltd.	1,065,000	1,043,166
#	La Kaffa International Co. Ltd.	164,947	548,688
*	LAN FA Textile	1,456,412	490,617
#	Land Mark Optoelectronics Corp.	417,600	1,975,837
*	Lang, Inc.	26,000	23,970
#	Lanner Electronics, Inc.	594,705	1,182,357
#	Largan Precision Co. Ltd.	267,234	15,164,858
#	Laser Tek Taiwan Co. Ltd.	421,144	439,444
#	Laster Tech Corp. Ltd.	270,540	279,054
#	LCY Technology Corp.	121,000	139,485
	Leader Electronics, Inc.	527,886	197,850
#*	Leadtek Research, Inc.	156,000	274,983
#	Leadtrend Technology Corp.	97,000	327,847

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Lealea Enterprise Co. Ltd.	4,562,965	$1,645,600
#	Ledlink Optics, Inc.	542,858	487,042
#	LEE CHI Enterprises Co. Ltd.	1,085,000	776,821
#	Lelon Electronics Corp.	540,122	1,065,999
#	Lemtech Holdings Co. Ltd.	177,032	634,565
#	Leo Systems, Inc.	176,000	154,759
#*	Leofoo Development Co. Ltd.	659,010	379,709
#*	Li Cheng Enterprise Co. Ltd.	546,057	461,280
#*	Li Peng Enterprise Co. Ltd.	3,704,060	1,018,287
	Lian HWA Food Corp.	475,499	1,453,777
	Lida Holdings Ltd.	400,000	395,541
	Lien Hwa Industrial Holdings Corp.	3,194,017	6,050,151
	Ligitek Electronics Co. Ltd.	19,000	14,384
#*	Lingsen Precision Industries Ltd.	2,705,490	1,901,382
	Lite-On Technology Corp.	10,927,419	23,942,021
#	Liton Technology Corp.	128,000	148,952
#*	Long Bon International Co. Ltd.	2,254,276	1,331,103
#	Long Da Construction & Development Corp.	593,000	460,459
#	Longchen Paper & Packaging Co. Ltd.	5,859,590	3,951,364
#	Longwell Co.	638,000	1,105,122
	Lotes Co. Ltd.	402,625	9,846,615
	Lotus Pharmaceutical Co. Ltd.	667,000	2,592,852
#	Lu Hai Holding Corp.	392,386	477,682
#	Lucky Cement Corp.	1,196,000	473,432
#	Lumax International Corp. Ltd.	530,126	1,289,843
	Lung Yen Life Service Corp.	909,000	1,475,797
	Luxe Electric Co. Ltd.	153,000	107,501
*	LuxNet Corp.	489,952	296,837
	M31 Technology Corp.	24,000	216,511
#	Macauto Industrial Co. Ltd.	366,000	876,392
#	Machvision, Inc.	271,890	1,675,498
	Macroblock, Inc.	172,000	871,517
	Macronix International Co. Ltd.	9,172,837	11,671,441
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	253,276
#	Makalot Industrial Co. Ltd.	1,446,670	8,899,301
#	Marketech International Corp.	186,000	790,428
#	Materials Analysis Technology, Inc.	409,932	1,717,358
	Mayer Steel Pipe Corp.	752,905	819,782
#	Maywufa Co. Ltd.	178,462	125,835
#	Mechema Chemicals International Corp.	133,000	566,166
	MediaTek, Inc.	2,813,823	77,571,412
*	Medigen Vaccine Biologics Corp.	107,000	903,246
	Mega Financial Holding Co. Ltd.	21,062,220	29,609,402
#	Meiloon Industrial Co.	611,889	510,055
	Mercuries & Associates Holding Ltd.	3,058,376	2,111,999
#*	Mercuries Life Insurance Co. Ltd.	12,273,576	3,215,870
#	Merida Industry Co. Ltd.	570,588	4,640,055
#	Merry Electronics Co. Ltd.	962,771	2,660,237
*	Microbio Co. Ltd.	289,925	565,679
#	Micro-Star International Co. Ltd.	3,072,465	12,406,873
#	Mildef Crete, Inc.	328,000	562,781
#*	MIN AIK Technology Co. Ltd.	875,249	593,675
#	Mirle Automation Corp.	1,072,512	1,448,000
#	Mitac Holdings Corp.	6,455,535	6,030,908
	Mitake Information Corp.	25,000	47,363
	MJ International Co. Ltd.	24,000	39,376
#*	Mobiletron Electronics Co. Ltd.	504,960	1,018,658
	momo.com, Inc.	148,900	3,930,537
#	MOSA Industrial Corp.	276,000	286,841

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	MPI Corp.	671,000	$2,016,511
#	Nak Sealing Technologies Corp.	329,549	974,849
	Namchow Holdings Co. Ltd.	1,375,000	2,219,961
#	Nan Kang Rubber Tire Co. Ltd.	1,793,845	2,333,295
	Nan Liu Enterprise Co. Ltd.	264,000	845,453
	Nan Pao Resins Chemical Co. Ltd.	70,000	288,853
#	Nan Ren Lake Leisure Amusement Co. Ltd.	724,000	324,367
	Nan Ya Plastics Corp.	9,408,584	27,487,932
#	Nan Ya Printed Circuit Board Corp.	331,211	4,399,292
#	Nang Kuang Pharmaceutical Co. Ltd.	271,000	342,039
#	Nantex Industry Co. Ltd.	1,544,363	2,857,737
#	Nanya Technology Corp.	4,223,751	9,242,528
*	National Aerospace Fasteners Corp.	19,000	36,458
#	National Petroleum Co. Ltd.	643,000	1,064,796
#	Netronix, Inc.	320,000	513,755
	New Best Wire Industrial Co. Ltd.	163,200	193,020
#	New Era Electronics Co. Ltd.	470,000	285,617
#*	Newmax Technology Co. Ltd.	330,000	336,185
	Nexcom International Co. Ltd.	679,267	528,299
	Nichidenbo Corp.	1,108,552	1,969,153
#	Nidec Chaun-Choung Technology Corp.	153,000	615,565
#	Nien Hsing Textile Co. Ltd.	751,656	534,710
	Nien Made Enterprise Co. Ltd.	707,000	7,446,369
#	Niko Semiconductor Co. Ltd.	279,000	507,600
#	Nishoku Technology, Inc.	237,800	695,630
#	Nova Technology Corp.	67,000	375,128
#	Novatek Microelectronics Corp.	1,970,000	26,060,282
#	Nuvoton Technology Corp.	703,000	3,371,804
#	Nyquest Technology Co. Ltd.	74,000	283,451
	O-Bank Co. Ltd.	2,522,961	809,718
#	Ocean Plastics Co. Ltd.	827,000	948,446
	OFCO Industrial Corp.	56,000	68,487
	OK Biotech Co. Ltd.	88,000	70,237
#*	Oneness Biotech Co. Ltd.	425,000	2,785,030
	OptoTech Corp.	2,092,537	2,884,652
#	Orient Europharma Co. Ltd.	202,000	242,339
*	Orient Semiconductor Electronics Ltd.	2,334,637	1,495,874
*	Oriental Union Chemical Corp.	3,724,819	2,555,540
#	O-TA Precision Industry Co. Ltd.	578,683	2,774,847
#	Pacific Construction Co.	1,133,276	380,441
#	Pacific Hospital Supply Co. Ltd.	387,706	934,421
#	PADAUK Technology Co. Ltd.	25,500	126,222
#	Paiho Shih Holdings Corp.	857,656	1,018,724
#	Pan Asia Chemical Corp.	300,000	128,956
	Pan German Universal Motors Ltd.	5,000	34,410
#	Pan Jit International, Inc.	1,470,074	3,690,926
#	Pan-International Industrial Corp.	2,701,854	3,003,018
#	Panion & BF Biotech, Inc.	136,753	643,797
#	Parade Technologies Ltd.	192,805	9,169,146
*	Paragon Technologies Co. Ltd.	276,626	177,450
#	Parpro Corp.	232,000	204,155
#	PChome Online, Inc.	648,000	1,708,589
#	PCL Technologies, Inc.	301,067	799,958
#	P-Duke Technology Co. Ltd.	364,644	876,042
	Pegatron Corp.	8,126,293	19,252,230
#	Pegavision Corp.	203,000	2,769,250
	PharmaEngine, Inc.	608,000	1,790,215
*††	Pharmally International Holding Co. Ltd.	422,490	0
	Phison Electronics Corp.	584,000	7,527,313

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Phoenix Silicon International Corp.	695,000	$1,283,439
*	Phytohealth Corp.	153,000	104,978
#	Pixart Imaging, Inc.	905,000	3,518,329
#	Planet Technology Corp.	205,000	522,024
#	Plastron Precision Co. Ltd.	504,491	222,322
	Plotech Co. Ltd.	562,800	492,412
#	Polytronics Technology Corp.	411,239	1,172,876
	Posiflex Technology, Inc.	142,939	570,000
	Pou Chen Corp.	8,470,005	8,832,872
#	Power Wind Health Industry, Inc.	185,319	744,805
	Powerchip Semiconductor Manufacturing Corp.	863,000	1,551,169
	Powertech Technology, Inc.	4,511,580	14,175,722
*	Powertip Technology Corp.	201,000	72,933
	Poya International Co. Ltd.	293,850	3,124,487
	President Chain Store Corp.	1,792,728	16,587,455
	President Securities Corp.	7,248,644	5,087,263
#	Primax Electronics Ltd.	2,979,000	5,573,606
	Prince Housing & Development Corp.	8,177,141	3,443,898
#	Pro Hawk Corp.	67,000	393,877
*††	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co. Ltd.	986,000	1,449,065
#	Prosperity Dielectrics Co. Ltd.	685,687	1,163,631
	P-Two Industries, Inc.	17,000	18,730
	Qisda Corp.	9,447,525	10,038,045
	QST International Corp.	317,000	613,547
#	Qualipoly Chemical Corp.	658,893	900,557
	Quang Viet Enterprise Co. Ltd.	229,000	839,983
	Quanta Computer, Inc.	8,785,436	24,744,250
	Quanta Storage, Inc.	1,200,000	1,600,003
#	Quintain Steel Co. Ltd.	1,969,215	1,107,336
	Radiant Opto-Electronics Corp.	3,478,692	11,994,105
	Radium Life Tech Co. Ltd.	5,871,858	1,988,625
#	Rafael Microelectronics, Inc.	149,097	742,704
#*	RDC Semiconductor Co. Ltd.	240,000	2,523,032
	Realtek Semiconductor Corp.	1,506,861	20,447,374
	Rechi Precision Co. Ltd.	2,351,292	1,368,911
#	Rexon Industrial Corp. Ltd.	859,559	1,146,309
	Rich Development Co. Ltd.	3,708,769	1,144,537
#	RichWave Technology Corp.	333,340	2,236,447
#	RiTdisplay Corp.	78,000	130,832
*	Ritek Corp.	5,288,593	1,593,787
	Rodex Fasteners Corp.	73,000	106,499
#*	Roo Hsing Co. Ltd.	3,680,000	634,282
	Ruentex Development Co. Ltd.	4,350,836	11,387,331
#	Ruentex Engineering & Construction Co.	324,440	1,354,678
	Ruentex Industries Ltd.	2,367,682	9,117,584
	Run Long Construction Co. Ltd.	345,620	709,770
	Sakura Development Co. Ltd.	13,674	15,045
#	Samebest Co. Ltd.	133,160	155,275
	Sampo Corp.	2,143,895	2,245,462
#	San Fang Chemical Industry Co. Ltd.	1,200,659	821,036
#	San Far Property Ltd.	1,184,297	510,306
#	San Shing Fastech Corp.	666,622	1,251,641
	Sanitar Co. Ltd.	265,000	314,641
	Sanyang Motor Co. Ltd.	3,750,802	3,533,581
#	Savior Lifetec Corp.	724,203	467,776
#	SCI Pharmtech, Inc.	389,174	1,118,734
#	Scientech Corp.	251,000	656,800
	ScinoPharm Taiwan Ltd.	495,000	410,040

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	SciVision Biotech, Inc.	45,510	$65,393
#	SDI Corp.	764,000	3,330,415
	Sea & Land Integrated Corp.	95,000	163,361
#	Sea Sonic Electronics Co. Ltd.	241,000	439,341
	Senao International Co. Ltd.	488,547	559,959
#	Senao Networks, Inc.	177,000	1,165,259
#	Sensortek Technology Corp.	138,000	1,552,505
	Sercomm Corp.	1,647,000	4,584,477
#	Sesoda Corp.	1,312,261	2,577,555
	Shanghai Commercial & Savings Bank Ltd.	1,202,000	1,982,888
	Shan-Loong Transportation Co. Ltd.	596,247	782,445
#	Sharehope Medicine Co. Ltd.	473,397	493,474
	Sheng Yu Steel Co. Ltd.	1,009,000	1,142,548
#	ShenMao Technology, Inc.	580,450	1,251,765
	Shieh Yih Machinery Industry Co. Ltd.	412,000	162,349
#	Shih Her Technologies, Inc.	349,000	739,852
*	Shih Wei Navigation Co. Ltd.	2,108,000	3,115,041
#	Shihlin Electric & Engineering Corp.	1,714,787	3,056,054
*	Shihlin Paper Corp.	15,000	28,223
	Shin Foong Specialty & Applied Materials Co. Ltd.	110,000	388,776
	Shin Hai Gas Corp.	8,242	14,134
	Shin Hsiung Natural Gas Co. Ltd.	44,000	119,981
#	Shin Kong Financial Holding Co. Ltd.	42,389,198	14,016,535
	Shin Ruenn Development Co. Ltd.	24,000	21,261
	Shin Shin Natural Gas Co.	12,480	18,133
#	Shin Zu Shing Co. Ltd.	1,092,127	3,086,178
	Shinih Enterprise Co. Ltd.	119,000	83,705
#*	Shining Building Business Co. Ltd.	2,706,622	915,894
	Shinkong Insurance Co. Ltd.	1,941,784	3,555,796
	Shinkong Synthetic Fibers Corp.	8,028,844	5,336,286
	Shinkong Textile Co. Ltd.	907,169	1,284,599
#	Shiny Chemical Industrial Co. Ltd.	514,842	3,569,118
#	ShunSin Technology Holding Ltd.	247,000	606,974
#*	Shuttle, Inc.	2,204,000	899,015
	Sigurd Microelectronics Corp.	3,773,523	7,151,310
	Silergy Corp.	113,000	10,060,665
#	Silicon Integrated Systems Corp.	907,000	676,930
	Silicon Optronics, Inc.	143,000	565,821
*	Silitech Technology Corp.	69,521	77,020
	Simplo Technology Co. Ltd.	735,880	7,231,404
	Sinbon Electronics Co. Ltd.	1,013,849	8,905,210
	Sincere Navigation Corp.	2,291,741	2,301,405
#	Singatron Enterprise Co. Ltd.	227,000	174,490
#	Single Well Industrial Corp.	257,351	237,978
	Sinher Technology, Inc.	415,000	523,236
#	Sinkang Industries Co. Ltd.	16,000	15,403
#	Sinmag Equipment Corp.	269,519	937,854
	Sino-American Silicon Products, Inc.	2,954,000	14,702,986
#	Sinon Corp.	3,335,740	3,519,244
	SinoPac Financial Holdings Co. Ltd.	33,611,497	20,698,728
#	Sinopower Semiconductor, Inc.	120,000	517,299
#	Sinphar Pharmaceutical Co. Ltd.	377,147	380,786
#	Sinyi Realty, Inc.	1,555,314	1,852,953
#	Sirtec International Co. Ltd.	743,000	596,773
#	Sitronix Technology Corp.	660,774	5,667,229
#	Siward Crystal Technology Co. Ltd.	1,148,705	1,353,476
	Soft-World International Corp.	344,000	980,962
#	Solar Applied Materials Technology Corp.	2,428,531	3,990,635
#	Solomon Technology Corp.	737,000	590,405

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Solteam, Inc.	405,930	$863,008
#	Sonix Technology Co. Ltd.	1,124,000	2,853,629
#	Southeast Cement Co. Ltd.	1,181,000	786,971
#	Speed Tech Corp.	298,000	526,285
#	Spirox Corp.	445,745	417,401
#	Sporton International, Inc.	393,852	2,421,044
	St Shine Optical Co. Ltd.	335,000	3,017,244
#	Standard Chemical & Pharmaceutical Co. Ltd.	535,040	799,936
#	Standard Foods Corp.	2,686,734	4,580,485
#	Stark Technology, Inc.	610,520	1,868,401
	Sun Race Sturmey-Archer, Inc.	101,000	153,811
#*	Sun Yad Construction Co. Ltd.	435,000	263,160
	Sunfun Info Co. Ltd.	4,000	33,600
#	Sunjuice Holdings Co. Ltd.	43,000	403,661
#	Sunko INK Co. Ltd.	373,800	245,039
#	SunMax Biotechnology Co. Ltd.	59,000	238,202
#	Sunny Friend Environmental Technology Co. Ltd.	428,000	3,262,899
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,403,001	1,806,513
	Sunplus Technology Co. Ltd.	2,552,153	2,807,512
#	Sunrex Technology Corp.	797,145	1,012,854
#	Sunspring Metal Corp.	887,291	797,761
#*	Super Dragon Technology Co. Ltd.	170,000	146,195
#	Superior Plating Technology Co. Ltd.	87,000	172,625
#	Supreme Electronics Co. Ltd.	2,922,910	4,529,435
#	Swancor Holding Co. Ltd.	377,000	1,684,384
	Sweeten Real Estate Development Co. Ltd.	1,111,353	969,317
#	Symtek Automation Asia Co. Ltd.	397,257	1,410,839
	Syncmold Enterprise Corp.	724,000	1,721,070
	SYNergy ScienTech Corp.	102,000	83,100
	Synmosa Biopharma Corp.	1,083,992	1,006,431
	Synnex Technology International Corp.	4,786,732	12,458,410
	Sysage Technology Co. Ltd.	152,000	196,062
	Systex Corp.	929,293	2,540,551
#	T3EX Global Holdings Corp.	730,178	2,869,146
#	TA Chen Stainless Pipe.	8,267,181	12,227,200
#	Ta Liang Technology Co. Ltd.	259,000	499,152
#	Ta Ya Electric Wire & Cable	3,220,802	3,070,436
#	Ta Yih Industrial Co. Ltd.	220,000	269,547
	Tah Hsin Industrial Corp.	228,378	610,414
#	TAI Roun Products Co. Ltd.	228,000	166,786
	TA-I Technology Co. Ltd.	613,834	1,119,156
#*	Tai Tung Communication Co. Ltd.	728,813	385,255
	Taichung Commercial Bank Co. Ltd.	27,777,879	13,992,624
#	TaiDoc Technology Corp.	342,532	3,362,187
#	Taiflex Scientific Co. Ltd.	1,200,460	1,775,911
#	Taimide Tech, Inc.	629,940	1,162,602
#	Tainan Enterprises Co. Ltd.	690,289	430,340
#	Tainan Spinning Co. Ltd.	7,704,791	5,310,365
	Tai-Saw Technology Co. Ltd.	424,960	535,362
	Taishin Financial Holding Co. Ltd.	34,288,816	22,428,708
#	TaiSol Electronics Co. Ltd.	332,000	482,346
#	Taisun Enterprise Co. Ltd.	895,775	954,443
#	Taita Chemical Co. Ltd.	1,721,707	1,789,046
#	TAI-TECH Advanced Electronics Co. Ltd.	169,000	585,568
	Taiwan Business Bank	20,473,436	8,777,641
	Taiwan Cement Corp.	15,816,539	24,553,170
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	928,102
	Taiwan Cogeneration Corp.	2,060,657	2,668,223
	Taiwan Cooperative Financial Holding Co. Ltd.	22,546,719	21,681,476

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan FamilyMart Co. Ltd.	154,000	$1,040,396
#	Taiwan Fertilizer Co. Ltd.	3,400,000	8,558,124
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,348,880	920,422
#	Taiwan FU Hsing Industrial Co. Ltd.	1,040,000	1,463,634
	Taiwan Glass Industry Corp.	5,102,904	3,835,554
	Taiwan High Speed Rail Corp.	6,436,000	6,097,414
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,291,545	5,836,942
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,094,000	1,745,704
#*	Taiwan IC Packaging Corp.	271,000	145,272
*††	Taiwan Kolin Co. Ltd.	508,000	0
*	Taiwan Land Development Corp.	6,008,009	546,266
#	Taiwan Line Tek Electronic	302,000	279,002
	Taiwan Mobile Co. Ltd.	4,988,900	18,328,648
	Taiwan Navigation Co. Ltd.	1,395,720	1,754,288
	Taiwan Paiho Ltd.	2,033,152	4,588,775
	Taiwan PCB Techvest Co. Ltd.	2,196,816	3,615,276
#	Taiwan Pelican Express Co. Ltd.	42,000	110,339
#	Taiwan Sakura Corp.	1,199,243	2,523,807
#	Taiwan Sanyo Electric Co. Ltd.	469,650	588,138
	Taiwan Secom Co. Ltd.	1,616,405	5,974,743
#	Taiwan Semiconductor Co. Ltd.	1,569,000	4,021,758
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,628,695	337,214,626
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	749,338,492
#	Taiwan Shin Kong Security Co. Ltd.	1,604,226	2,174,376
	Taiwan Steel Union Co. Ltd.	51,000	176,792
#	Taiwan Styrene Monomer	3,010,404	1,649,133
#	Taiwan Surface Mounting Technology Corp.	2,047,674	7,182,593
	Taiwan Taxi Co. Ltd.	163,722	439,889
#*	Taiwan TEA Corp.	4,989,896	3,209,443
	Taiwan Union Technology Corp.	1,830,000	4,725,408
	Taiyen Biotech Co. Ltd.	660,910	768,669
*	Tang Eng Iron Works Co. Ltd.	99,000	116,406
*	Tatung Co. Ltd.	6,166,588	6,933,644
	Tayih Lun An Co. Ltd.	45,000	26,450
	TBI Motion Technology Co. Ltd.	174,000	249,555
#	TCI Co. Ltd.	707,282	4,052,798
	Te Chang Construction Co. Ltd.	421,980	434,770
#	Team Group, Inc.	271,000	294,454
#	Teco Electric & Machinery Co. Ltd.	7,077,000	7,432,274
#	Tehmag Foods Corp.	111,860	1,041,712
	TEKOM Technologies, Inc.	11,000	44,906
	Ten Ren Tea Co. Ltd.	171,170	194,219
	Tera Autotech Corp.	24,863	17,010
	Test Research, Inc.	1,063,370	2,469,893
	Test Rite International Co. Ltd.	1,515,166	1,118,683
#	Tex-Ray Industrial Co. Ltd.	990,000	456,890
	Thermaltake Technology Co. Ltd.	151,391	153,875
#	Thinking Electronic Industrial Co. Ltd.	467,058	1,960,826
*	Thunder Tiger Corp.	292,000	179,041
	Thye Ming Industrial Co. Ltd.	652,793	1,018,596
	Tian Zheng International Precision Machinery Co. Ltd.	15,000	32,574
	Tofu Restaurant Co. Ltd.	19,000	94,198
	Ton Yi Industrial Corp.	6,072,300	3,238,661
	Tong Hsing Electronic Industries Ltd.	1,056,972	8,204,376
	Tong Ming Enterprise Co. Ltd.	120,000	210,801
	Tong Yang Industry Co. Ltd.	2,883,341	3,232,043
*	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	774,867
	Top Bright Holding Co. Ltd.	28,000	108,357
	Top Union Electronics Corp.	400,000	334,639

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	TOPBI International Holdings Ltd.	667,872	$202,565
	Topco Scientific Co. Ltd.	1,103,050	6,210,330
#	Topco Technologies Corp.	274,468	807,324
	Topkey Corp.	174,000	731,045
#	Topoint Technology Co. Ltd.	1,059,993	1,187,997
	Toung Loong Textile Manufacturing	584,000	639,344
#	TPK Holding Co. Ltd.	2,634,000	3,036,482
	Trade-Van Information Services Co.	363,000	658,799
	Transart Graphics Co. Ltd.	13,000	29,655
#	Transcend Information, Inc.	1,285,870	3,083,782
	Transcom, Inc.	93,000	388,958
	Tripod Technology Corp.	2,315,660	9,655,352
#*	TrueLight Corp.	273,000	200,246
#	Tsang Yow Industrial Co. Ltd.	383,000	257,663
#	Tsann Kuen Enterprise Co. Ltd.	709,441	895,663
#	TSC Auto ID Technology Co. Ltd.	193,570	1,245,669
	TSRC Corp.	4,283,154	4,632,248
	TST Group Holding Ltd.	3,000	14,279
#	Ttet Union Corp.	278,000	1,460,218
#	TTFB Co. Ltd.	81,000	592,674
	TTY Biopharm Co. Ltd.	1,422,991	3,594,382
	Tung Ho Steel Enterprise Corp.	4,176,052	8,860,312
	Tung Ho Textile Co. Ltd.	17,000	9,985
#	Tung Thih Electronic Co. Ltd.	408,000	2,068,699
#	Turvo International Co. Ltd.	338,515	1,180,752
#	TXC Corp.	2,399,762	7,301,929
	TYC Brother Industrial Co. Ltd.	1,710,333	1,124,804
*	Tycoons Group Enterprise	3,231,353	1,176,689
#	Tyntek Corp.	1,682,413	1,222,964
*	TZE Shin International Co. Ltd.	65,000	51,080
#	UDE Corp.	521,000	716,580
	U-Ming Marine Transport Corp.	2,891,200	6,213,071
	Unic Technology Corp.	227,000	150,017
	Unictron Technologies Corp.	21,000	78,977
#	Unimicron Technology Corp.	3,332,563	23,375,012
*	Union Bank Of Taiwan	10,026,840	5,459,596
	Uni-President Enterprises Corp.	16,287,734	37,683,609
#	Unitech Computer Co. Ltd.	531,365	630,289
#*	Unitech Printed Circuit Board Corp.	3,850,839	2,154,988
	United Integrated Services Co. Ltd.	1,166,640	7,055,522
#	United Microelectronics Corp., Sponsored ADR	210,935	1,679,043
#	United Microelectronics Corp.	32,537,441	51,688,614
	United Orthopedic Corp.	479,468	479,636
#	United Radiant Technology	590,000	343,821
#*	United Recommend International Co. Ltd.	33,000	139,598
*	United Renewable Energy Co. Ltd.	6,710,644	4,840,864
††	Unity Opto Technology Co. Ltd.	3,736,276	97,921
#	Univacco Technology, Inc.	188,000	170,853
#	Universal Cement Corp.	2,693,790	1,848,627
	Universal Vision Biotechnology Co. Ltd.	155,000	1,299,497
#	Unizyx Holding Corp.	2,097,496	1,993,622
	UPC Technology Corp.	5,461,684	3,029,565
*	UPI Semiconductor Corp.	69,000	1,067,561
#	Userjoy Technology Co. Ltd.	282,474	749,677
#	USI Corp.	6,034,226	5,872,375
#*	Usun Technology Co. Ltd.	283,100	273,190
	U-Tech Media Corp.	438,000	271,761
#	Utechzone Co. Ltd.	322,000	898,745
#	UVAT Technology Co. Ltd.	108,000	241,964

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Value Valves Co. Ltd.	55,000	$162,154
#	Vanguard International Semiconductor Corp.	2,572,000	9,049,675
	Ve Wong Corp.	704,524	791,058
#	Ventec International Group Co. Ltd.	399,000	1,240,189
	VIA Labs, Inc.	51,000	504,892
	Via Technologies, Inc.	96,000	156,048
#*	Victory New Materials Ltd. Co.	815,500	285,392
#	Viking Tech Corp.	307,000	705,648
	Visual Photonics Epitaxy Co. Ltd.	948,224	2,721,121
#	Vivotek, Inc.	166,504	437,252
	Voltronic Power Technology Corp.	246,007	10,763,021
#	Wafer Works Corp.	3,059,544	5,508,795
#	Waffer Technology Corp.	524,000	635,733
#	Wah Hong Industrial Corp.	394,280	420,157
	Wah Lee Industrial Corp.	1,346,400	4,711,681
	Walsin Lihwa Corp.	8,958,307	13,349,354
	Walsin Technology Corp.	1,714,496	7,007,067
#	Walton Advanced Engineering, Inc.	1,985,662	977,557
	Wan Hai Lines Ltd.	2,975,628	14,423,544
#	WAN HWA Enterprise Co.	428,452	173,924
	Wei Chuan Foods Corp.	2,044,000	1,550,735
*††	Wei Mon Industry Co. Ltd.	2,514,674	0
	Weikeng Industrial Co. Ltd.	2,407,979	2,446,454
	Well Shin Technology Co. Ltd.	634,443	921,374
	Welldone Co.	61,000	66,986
#	Wha Yu Industrial Co. Ltd.	529,000	302,611
#	Wholetech System Hitech Ltd.	327,000	510,466
#	Win Semiconductors Corp.	1,371,248	8,925,182
	Winbond Electronics Corp.	16,845,188	15,208,218
	Winmate, Inc.	160,000	412,272
#	Winstek Semiconductor Co. Ltd.	523,000	739,433
††	Wintek Corp.	6,349,135	73,905
#	WinWay Technology Co. Ltd.	106,000	1,218,396
#	Wisdom Marine Lines Co. Ltd.	1,695,849	5,218,277
	Wisechip Semiconductor, Inc.	73,000	153,157
#	Wistron Corp.	16,566,169	15,959,970
	Wistron Information Technology & Services Corp.	201,000	588,282
#	Wistron NeWeb Corp.	1,978,515	5,087,030
#	Wiwynn Corp.	211,000	7,215,279
#	Wonderful Hi-Tech Co. Ltd.	183,000	211,507
#	Wowprime Corp.	636,000	2,383,392
	WPG Holdings Ltd.	7,871,957	14,441,382
#	WT Microelectronics Co. Ltd.	2,222,789	5,357,042
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,056,041
	XAC Automation Corp.	275,000	237,841
#	XinTec, Inc.	1,127,000	5,157,793
	X-Legend Entertainment Co. Ltd.	10,000	15,148
*††	XPEC Entertainment, Inc.	63,985	0
	Xxentria Technology Materials Corp.	762,736	1,699,128
#	Yageo Corp.	1,539,663	20,781,644
*	Yang Ming Marine Transport Corp.	8,792,491	36,681,575
	Yankey Engineering Co. Ltd.	2,000	12,349
	YC INOX Co. Ltd.	2,141,858	2,294,520
	YCC Parts Manufacturing Co. Ltd.	51,000	61,312
#	Yea Shin International Development Co. Ltd.	1,214,715	962,989
#	Yem Chio Co. Ltd.	2,835,064	1,467,507
#	Yen Sun Technology Corp.	158,000	178,781
#	Yeong Guan Energy Technology Group Co. Ltd.	588,031	1,382,903
#	YFC-Boneagle Electric Co. Ltd.	738,000	506,424

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	YFY, Inc.	9,131,997	$9,619,164
#	Yi Jinn Industrial Co. Ltd.	1,392,096	853,168
	Yi Shin Textile Industrial Co. Ltd.	144,000	231,616
*	Yieh Hsing Enterprise Co. Ltd.	106,000	59,579
#*	Yieh Phui Enterprise Co. Ltd.	6,352,342	4,511,379
	YONGGU Group, Inc.	74,000	142,996
	Yonyu Plastics Co. Ltd.	512,050	607,343
#	Young Fast Optoelectronics Co. Ltd.	739,137	750,524
#	Youngtek Electronics Corp.	784,569	1,931,515
#	Yuanta Financial Holding Co. Ltd.	29,645,513	26,093,766
	Yuanta Futures Co. Ltd.	54,145	90,669
#	Yuen Chang Stainless Steel Co. Ltd.	294,000	302,139
	Yuen Foong Yu Consumer Products Co. Ltd.	241,000	376,496
	Yulon Finance Corp.	1,281,403	9,967,841
#	Yulon Motor Co. Ltd.	4,274,946	5,690,112
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	947,992
	Yungshin Construction & Development Co. Ltd.	641,200	1,533,934
	YungShin Global Holding Corp.	1,181,400	1,717,913
#	Zeng Hsing Industrial Co. Ltd.	347,974	1,631,515
#	Zenitron Corp.	1,141,000	1,461,988
#	Zero One Technology Co. Ltd.	892,868	1,254,013
#	Zhen Ding Technology Holding Ltd.	3,283,350	11,625,616
#	Zhong Yang Technology Co. Ltd.	98,000	132,714
#	Zig Sheng Industrial Co. Ltd.	3,748,638	1,754,393
#	ZillTek Technology Corp.	63,000	748,386
#*	Zinwell Corp.	1,856,979	1,080,241
#	Zippy Technology Corp.	685,028	982,266
#	ZongTai Real Estate Development Co. Ltd.	794,625	904,598

TOTAL TAIWAN			4,540,797,435

THAILAND — (2.5%)
	2S Metal PCL	1,285,110	189,483
	AAPICO Hitech PCL, NVDR	176,660	120,696
	AAPICO Hitech PCL	1,653,288	1,129,546
	Absolute Clean Energy PCL	8,851,400	806,317
	Advanced Info Service PCL	2,871,309	18,024,275
	Advanced Information Technology PCL	6,271,000	1,290,819
	AEON Thana Sinsap Thailand PCL	675,100	3,794,358
	After You PCL	1,416,200	430,029
	AgriPure Holdings PLC	1,850,800	335,035
*	AgriPure Holdings PLC	827,100	0
	AI Energy PCL	1,179,650	147,413
*	Airports of Thailand PCL	7,629,300	14,868,782
	AJ Plast PCL	1,698,600	843,101
	Allianz Ayudhya Capital PCL	136,500	177,350
*	Alpha Divisions PCL, Class F	5,172,400	288,446
	Amanah Leasing PCL	3,253,800	536,758
	Amata Corp. PCL	6,073,300	3,865,633
*	Ananda Development PCL	19,637,300	728,157
	AP Thailand PCL	20,638,236	7,110,400
*	Aqua Corp. PCL	6,416,300	110,529
	Asia Green Energy PCL	1,994,200	256,189
	Asia Plus Group Holdings PCL	16,617,800	1,639,946
	Asia Plus Group Holdings PCL	468,800	46,264
	Asia Precision PCL	280,000	48,234
	Asia Sermkij Leasing PCL, NVDR	1,990,550	2,528,144
	Asian Insulators PCL	2,318,990	467,183
	Asian Sea Corp. PCL, Class F	2,495,450	1,209,474
	Asiasoft Corp. PCL	947,700	514,663

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Asset World Corp. PCL	15,154,000	$2,141,470
	B Grimm Power PCL	2,616,100	2,482,431
	Bangchak Corp. PCL	10,334,400	10,108,099
*	Bangkok Airways PCL	4,767,700	1,559,073
	Bangkok Bank PCL	2,449,900	9,441,950
	Bangkok Bank PCL, NVDR	201,600	768,140
	Bangkok Chain Hospital PCL	6,593,150	4,138,766
	Bangkok Commercial Asset Management PCL	4,718,900	2,645,340
	Bangkok Dusit Medical Services PCL, Class F	15,775,000	11,860,037
	Bangkok Expressway & Metro PCL	14,347,055	3,455,860
	Bangkok Insurance PCL	92,040	733,633
	Bangkok Land PCL	108,375,304	3,164,242
	Bangkok Life Assurance PCL, NVDR	2,191,440	2,815,281
*	Bangkok Ranch PCL	4,604,400	419,437
	Banpu PCL	20,783,413	7,463,824
	Banpu Power PCL	3,091,700	1,471,378
	BCPG PCL	3,673,800	1,319,350
	BEC World PCL	7,092,800	3,209,880
	Berli Jucker PCL	3,785,250	3,785,250
*	Better World Green PCL	25,454,800	795,230
	BG Container Glass PCL	830,100	242,365
*	Bound & Beyond PCL	614,200	225,954
	BTS Group Holdings PCL	13,863,800	3,643,042
	Bumrungrad Hospital PCL	964,000	4,517,431
	Buriram Sugar PCL	631,460	103,246
	Business Online PCL	737,500	267,007
	Cal-Comp Electronics Thailand PCL, Class F	22,796,128	1,703,886
	Carabao Group PCL, Class F	895,700	2,863,625
	Central Pattana PCL	4,876,000	8,613,080
*	Central Plaza Hotel PCL	508,500	690,372
	Central Retail Corp. PCL	4,912,217	5,665,184
	CH Karnchang PCL	6,564,667	3,737,548
	Charoen Pokphand Foods PCL	15,948,500	11,222,156
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	217,766
	Chularat Hospital PCL, Class F	32,750,000	3,729,197
	Chumporn Palm Oil Industry PCL	422,800	51,353
	CIMB Thai Bank PCL	1,623,900	40,301
	CK Power PCL	7,161,800	1,139,615
	Com7 PCL, Class F	4,369,000	5,325,715
	Communication & System Solution PCL	5,655,600	383,095
*	Country Group Development PCL	26,643,700	357,842
*	Country Group Holdings PCL, Class F	15,968,211	578,119
	CP ALL PCL	11,543,900	21,908,131
	Delta Electronics Thailand PCL	464,300	4,920,902
*	Demco PCL	3,254,900	313,611
*	Dhipaya Group Holdings PCL	3,327,000	6,265,445
	Diamond Building Products PCL	1,094,000	244,353
	Do Day Dream PCL	342,900	160,187
*	DOD Biotech PCL	815,100	199,908
	Dohome PCL	2,314,320	1,358,185
	Dynasty Ceramic PCL	27,544,860	2,460,942
	E for L Aim PCL	1,150,000	39,285
	Eastern Polymer Group PCL, Class F	6,924,600	2,062,217
	Eastern Power Group PCL	2,399,504	367,807
	Eastern Water Resources Development & Management PCL, Class F	4,402,800	970,544
	Ekachai Medical Care PCL	2,992,700	685,918
	Electricity Generating PCL	830,300	4,036,349
	Energy Absolute PCL	2,882,400	7,447,953
*	Erawan Group PCL	3,160,840	345,155

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Esso Thailand PCL	9,951,700	$2,716,741
*	Everland PCL	5,492,800	62,546
	Exotic Food PCL, Class F	940,500	464,072
	Finansia Syrus Securities PCL, NVDR	684,100	101,866
	Forth Corp. PCL	1,252,800	1,536,280
	Forth Smart Service PCL	1,733,800	1,093,433
	Fortune Parts Industry PCL, Class F	1,204,700	106,928
	Frasers Property Thailand PCL	109,400	48,871
*	General Engineering PCL	14,624,000	128,093
	GFPT PCL	4,849,122	1,982,123
	Global Green Chemicals PCL, Class F	1,737,100	710,055
	Global Power Synergy PCL, Class F	1,850,926	3,593,769
	Gulf Energy Development PCL	2,384,400	3,393,854
	Gunkul Engineering PCL	21,121,400	3,576,763
	Haad Thip PCL	352,800	334,774
	Hana Microelectronics PCL	4,145,557	5,446,717
	Home Product Center PCL	17,312,415	7,582,080
	Humanica PCL	369,000	128,207
	Hwa Fong Rubber Thailand PCL	529,400	126,747
	ICC International PCL	51,000	45,416
	Ichitan Group PCL	3,864,300	1,365,198
	Index Livingmall PCL	790,400	500,779
	Indorama Ventures PCL	5,137,900	6,788,028
	Infraset PCL	2,686,800	407,923
	Interlink Communication PCL	1,751,750	516,574
*	Interlink Telecom PCL	5,282,400	917,672
*	Internet Thailand PCL	1,294,300	268,307
*	Interpharma PCL	154,800	88,586
	Intouch Holdings PCL, Class F	490,800	1,003,095
	IRPC PCL	50,408,390	5,121,787
	IT City PCL	163,900	66,039
*	Italian-Thai Development PCL	33,968,619	1,983,569
*††	ITV PCL	183,700	0
*	Jasmine International PCL	27,889,500	2,996,594
*	Jasmine Technology Solution PCL	63,700	1,026,639
	Jay Mart PCL	421,500	769,161
*	JKN Global Media PCL	2,459,700	463,214
	JMT Network Services PCL, Class F	1,214,297	3,084,492
*	JSP Property PCL	10,200,800	348,465
	Jubilee Enterprise PCL	194,700	134,158
	JWD Infologistics PCL	3,162,700	1,495,934
	Kang Yong Electric PCL	8,200	87,626
	Karmarts PCL	4,938,266	735,333
	Kasikornbank PCL	786,800	3,514,756
	Kasikornbank PCL, NVDR	1,549,600	6,922,301
	KCE Electronics PCL	2,767,664	4,969,674
	KGI Securities Thailand PCL	1,183,000	189,971
	Khon Kaen Sugar Industry PCL	14,518,248	1,737,951
	Kiatnakin Phatra Bank PCL	1,533,907	3,235,760
	Krung Thai Bank PCL	8,009,875	3,554,747
	Krungthai Card PCL	2,378,300	4,010,126
	Ladprao General Hospital PCL, Class F	1,010,900	168,237
	Lalin Property PCL	948,500	258,934
	Lam Soon Thailand PCL	2,756,000	498,896
	Land & Houses PCL	18,502,800	5,159,175
	Land & Houses PCL, NVDR	10,333,780	2,881,390
	Lanna Resources PCL	2,051,850	1,198,161
	LH Financial Group PCL	39,277,327	1,525,222
	Loxley PCL	11,146,635	742,024

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	LPN Development PCL	10,555,496	$1,417,672
*	Master Ad PCL	12,638,900	295,215
*	MBK PCL	7,096,469	2,693,550
	MC Group PCL	962,500	254,325
	MCS Steel PCL	3,778,000	1,356,771
*	MDX PCL	670,700	103,787
	Mega Lifesciences PCL	3,270,400	4,678,820
	Millcon Steel PCL	8,821,713	298,779
*	Minor International PCL	4,437,139	4,534,303
	MK Restaurants Group PCL	1,231,000	1,976,788
*	Mono Next PCL	6,840,800	483,350
*	More Return PCL	5,358,800	255,032
	Muang Thai Insurance PCL	27,600	89,851
	Muangthai Capital PCL	2,578,400	3,481,781
	Namyong Terminal PCL	3,339,600	477,782
	Nava Nakorn PCL	638,800	45,136
*	Nawarat Patanakarn PCL	13,758,800	313,339
	Netbay PCL	657,800	590,580
	Noble Development PCL	5,271,700	769,591
	Nonthavej Hospital PCL	21,400	22,650
	Northeast Rubber PCL	9,279,600	1,828,826
	Origin Property PCL, Class F	6,438,400	2,067,807
	Osotspa PCL	5,001,200	5,110,715
	Pacific Pipe PCL	1,382,800	192,179
	PCS Machine Group Holding PCL	1,542,500	225,182
*	Plan B Media PCL, Class F	16,984,868	3,892,882
*	Platinum Group PCL (The), Class F	2,045,500	189,918
	Polyplex Thailand PCL	2,682,587	1,958,093
*	Power Line Engineering PCL	136,400	3,226
*	Power Solution Technologies PCL, Class F	6,093,900	354,069
	Praram 9 Hospital PCL	214,300	87,597
	Precious Shipping PCL	7,746,600	4,320,002
	Premier Marketing PCL	2,314,100	648,624
	Prima Marine PCL	8,836,900	1,573,871
*	Principal Capital PCL	1,719,500	225,920
	Property Perfect PCL	66,378,940	969,036
	Pruksa Holding PCL	6,580,600	2,555,386
	PTG Energy PCL	8,139,600	3,398,432
	PTT Exploration & Production PCL	7,105,969	31,328,506
	PTT Global Chemical PCL	4,800,311	7,007,753
	PTT PCL	37,349,400	40,893,504
	Pylon PCL	1,567,100	200,406
	Quality Houses PCL	59,870,704	3,915,631
	R&B Food Supply PCL	26,000	13,285
*	Raimon Land PCL	22,409,500	569,234
	Rajthanee Hospital PCL	729,300	713,330
	Ratch Group PCL	2,832,801	3,639,219
	Ratchaphruek Hospital PCL, Class F	1,294,400	247,542
	Ratchthani Leasing PCL	16,896,312	2,160,755
	Regional Container Lines PCL	3,372,100	4,405,883
	Rojana Industrial Park PCL	7,684,512	1,413,502
	RPCG Pcl	3,472,400	139,910
*	RS PCL	3,558,800	1,828,756
	S 11 Group PCL	1,498,300	269,038
*	S Hotels & Resorts PCL	8,593,800	1,109,039
	S Kijchai Enterprise PCL, Class F	1,452,500	375,318
	Sabina PCL	868,300	598,303
	Saha Pathana Inter-Holding PCL	33,600	64,257
	Sahakol Equipment PCL	6,146,500	369,687

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sahamitr Pressure Container PCL	1,065,900	$454,369
	Saha-Union PCL	723,700	655,028
*	Samart Corp. PCL	4,322,600	782,485
	Samart Telcoms PCL	2,507,300	501,460
	Sansiri PCL	106,631,985	3,642,611
	Sappe PCL	980,600	944,812
	SC Asset Corp. PCL	15,408,816	1,655,604
	SCB X PCL	2,083,969	6,997,268
	SCG Ceramics PCL	4,235,500	281,954
	SCG Packaging PCL	1,832,500	2,956,077
*	SEAFCO PCL	4,373,184	482,646
*	Seafresh Industry PCL	1,426,700	158,291
	Sena Development PCL	3,969,350	516,885
	Sermsang Power Corp. Co. Ltd.	2,471,890	801,109
	Siam Cement PCL, NVDR	737,000	7,961,752
	Siam Cement PCL (The)	1,097,700	11,858,365
	Siam City Cement PCL	593,088	2,632,099
	Siam City Cement PCL	24	107
	Siam Global House PCL	5,221,090	3,323,205
*	Siam Wellness Group PCL, Class F	927,350	215,254
	Siamgas & Petrochemicals PCL	5,571,000	1,984,415
	Siamrajathanee PCL	394,560	185,472
	Sikarin PCL, Class F	722,600	303,808
*	Simat Technologies PCL	1,956,000	158,764
*	Singha Estate PCL	24,162,717	1,389,797
	Sino-Thai Engineering & Construction PCL	6,904,700	2,620,762
	SiS Distribution Thailand PCL	64,100	76,265
	SISB PCL	249,200	95,314
*	SKY ICT PCL, Class F	231,800	68,356
	SNC Former PCL	1,652,100	984,025
	Somboon Advance Technology PCL	2,808,625	1,549,869
	SPCG PCL	3,648,900	1,789,825
	Sri Trang Agro-Industry PCL	8,390,240	6,185,505
	Sri Trang Gloves Thailand PCL	4,657,600	3,304,516
	Sriracha Construction PCL	611,200	228,419
	Srisawad Corp. PCL	3,582,022	5,621,421
	Srisawad Finance PCL	596,400	539,807
*	Srithai Superware PCL	8,065,200	296,705
	Srivichai Vejvivat PCL	2,145,800	613,981
	Star Petroleum Refining PCL	17,013,100	5,364,715
	Starflex PCL	597,200	75,674
	Starflex PCL	16,230	332
*	STARK Corp. PCL	13,649,800	1,873,111
*	Stars Microelectronics Thailand PCL	2,415,900	359,740
*	STP & I PCL	9,594,033	1,327,758
	Supalai PCL	11,548,025	7,383,993
	Super Energy Corp. PCL	118,003,400	2,997,459
	Susco PCL	2,836,900	276,650
	SVI PCL	1,824,000	431,369
	Synnex Thailand PCL	1,070,460	756,354
	Syntec Construction PCL	7,969,600	418,840
	TAC Consumer PCL, Class F	1,709,100	371,760
	Taokaenoi Food & Marketing PCL, Class F	2,315,900	524,036
*	Tata Steel Thailand PCL	16,664,300	686,034
	Thai Agro Energy PCL	980,300	63,541
	Thai Nakarin Hospital PCL	155,500	165,715
	Thai Oil PCL	4,910,700	8,100,863
	Thai Rayon PCL	8,100	11,411
*	Thai Reinsurance PCL	9,194,700	287,250

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Thai Rubber Latex Group PCL	1,400,200	$131,639
	Thai Solar Energy PCL, Class F	4,447,790	298,684
	Thai Stanley Electric PCL	7,500	37,445
	Thai Stanley Electric PCL, Class F	222,000	1,108,380
	Thai Union Group PCL, Class F	13,989,360	6,902,779
	Thai Vegetable Oil PCL	3,937,025	3,707,126
	Thai Wah PCL, Class F	3,711,600	709,810
	Thaicom PCL	4,786,700	1,341,674
	Thaifoods Group PCL, Class F	9,280,300	1,138,022
	Thaire Life Assurance PCL, Class F	1,487,700	262,791
	Thaivivat Insurance PCL	255,600	145,524
	Thanachart Capital PCL	2,453,200	2,882,958
	Thitikorn PCL	1,673,900	532,716
	Thonburi Healthcare Group PCL	519,900	933,543
	Thoresen Thai Agencies PCL	13,340,100	3,778,072
	Tipco Asphalt PCL, NVDR	1,259,700	599,507
	Tipco Asphalt PCL	4,480,000	2,132,088
	TIPCO Foods PCL	1,523,700	398,164
	Tisco Financial Group PCL, NVDR	90	238
	Tisco Financial Group PCL	1,237,900	3,279,983
	TKS Technologies PCL	1,708,500	618,552
	TMBThanachart Bank PCL	77,615,825	2,946,002
	TMT Steel PCL	2,927,800	863,380
	TOA Paint Thailand PCL	1,606,100	1,359,910
	Total Access Communication PCL	3,139,400	4,216,420
	Total Access Communication PCL	916,100	1,230,383
	TPC Power Holding PCL, Class F	1,573,000	459,270
	TPI Polene PCL	64,032,910	2,804,361
	TPI Polene Power PCL	13,400,000	1,494,540
	TQM Corp. PCL	1,480,400	2,150,362
*	Triton Holding PCL	5,331,300	34,245
	True Corp. PCL	81,096,648	11,412,725
*	TTCL PCL	2,911,178	401,190
	TTW PCL	7,128,600	2,289,477
*	U City PCL, Class F	31,409,339	1,577,345
	Union Auction PCL	1,957,500	537,241
*	Unique Engineering & Construction PCL	5,522,405	822,314
	United Paper PCL	2,402,400	1,178,404
*	United Power of Asia PCL	19,913,318	325,590
	Univanich Palm Oil PCL	3,614,800	1,029,031
	Univentures PCL	6,077,000	525,195
	Vanachai Group PCL	6,426,440	1,529,211
	VGI PCL	7,913,100	1,145,956
	WHA Corp. PCL	26,583,700	2,607,919
	WHA Utilities & Power PCL	5,138,700	615,144
	WICE Logistics PCL	1,877,400	1,041,477
	Workpoint Entertainment PCL	1,629,180	1,486,478
	Ziga Innovation PCL	1,227,800	397,915

TOTAL THAILAND			687,026,436

TURKEY — (0.5%)
	Afyon Cimento Sanayi TAS	607,536	152,815
	Agesa Hayat ve Emeklilik AS	111,545	151,017
	Akbank TAS	7,706,709	4,618,163
	Akcansa Cimento AS	54,323	78,339
	Aksa Akrilik Kimya Sanayii AS	1,210,818	3,746,956
#*	Aksa Enerji Uretim AS	1,613,544	1,805,470
*	Aksigorta AS	1,245,562	282,007
#	Alarko Holding AS	622,104	1,121,860

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Albaraka Turk Katilim Bankasi AS	4,389,778	$368,744
	Alkim Alkali Kimya AS	244,774	366,470
*	Anadolu Anonim Turk Sigorta Sirketi	1,517,132	627,270
	Anadolu Efes Biracilik Ve Malt Sanayii AS	147,955	294,351
	Anadolu Hayat Emeklilik AS	426,292	363,946
#	Arcelik AS	790,010	3,575,841
#	Aselsan Elektronik Sanayi Ve Ticaret AS	1,353,140	2,226,213
	Aygaz AS	285,711	627,207
#*	Bera Holding AS	1,753,491	1,221,876
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	485,675	132,945
	BIM Birlesik Magazalar AS	1,091,078	6,129,770
	Bizim Toptan Satis Magazalari AS	8,342	9,326
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	172,526	325,075
#	Borusan Yatirim ve Pazarlama AS	2,670	68,695
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	161,874	356,987
*	Bursa Cimento Fabrikasi AS	1,148,817	183,888
	Cemtas Celik Makina Sanayi Ve Ticaret AS	183,194	319,919
	Cimsa Cimento Sanayi VE Ticaret AS	275,091	616,524
	Coca-Cola Icecek AS	339,109	2,813,100
	Deva Holding AS	174,912	440,016
#	Dogan Sirketler Grubu Holding AS	4,545,573	1,055,722
	Dogus Otomotiv Servis ve Ticaret AS	143,377	644,074
#	EGE Endustri VE Ticaret AS	6,534	795,302
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	609,286	416,466
#Ω	Enerjisa Enerji AS	855,098	810,591
	Enka Insaat ve Sanayi AS	2,750,803	2,924,052
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	35,963	273,903
	Eregli Demir ve Celik Fabrikalari TAS	1,608,201	3,621,671
*	Fenerbahce Futbol AS	236,837	547,089
#	Ford Otomotiv Sanayi AS	173,167	3,479,141
#*	Global Yatirim Holding AS	958,835	188,868
#*††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	61,429	0
	Goodyear Lastikleri TAS	406,821	273,857
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	913,519	593,714
*	GSD Holding AS	2,231,315	633,282
#*	Gubre Fabrikalari TAS	138,251	747,096
#*	Hektas Ticaret TAS	2,020,451	3,010,899
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	1	0
#*	Ihlas Holding AS	4,342,095	169,369
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	610,163	846,509
#*	Is Finansal Kiralama AS	483,788	112,742
	Is Yatirim Menkul Degerler AS, Class A	988,478	1,365,775
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	583,082	494,481
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	4,894,375	4,955,110
#	Kartonsan Karton Sanayi ve Ticaret AS	87,726	347,624
*	Kerevitas Gida Sanayi ve Ticaret AS	197,574	55,346
	KOC Holding AS	867,105	2,345,012
*	Konya Cimento Sanayii AS	3,105	187,810
#	Kordsa Teknik Tekstil AS	314,383	961,315
#*	Koza Altin Isletmeleri AS	95,465	1,102,750
#*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,086,569	2,289,604
	Logo Yazilim Sanayi Ve Ticaret AS	340,190	1,029,256
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	91,982
#*	Metro Ticari ve Mali Yatirimlar Holding AS	1,409,645	113,974
#*	Migros Ticaret AS	440,775	1,345,670
*Ω	MLP Saglik Hizmetleri AS	6,210	13,238
*	NET Holding AS	1,606,416	1,311,431
*	Netas Telekomunikasyon AS	153,037	179,800
	Nuh Cimento Sanayi AS	267,266	854,036

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Otokar Otomotiv Ve Savunma Sanayi AS	37,931	$1,062,852
#*	Oyak Cimento Fabrikalari AS	148,965	107,537
#*	Pegasus Hava Tasimaciligi AS	113,658	1,020,360
#*	Petkim Petrokimya Holding AS	4,872,598	3,128,114
	Polisan Holding AS	268,901	65,659
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,145,851	1,454,541
#*	Sasa Polyester Sanayi AS	352,705	1,520,594
#*	Sekerbank Turk AS	2,878,049	223,907
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	665,021	519,595
	Tat Gida Sanayi AS	239,350	229,333
#*	TAV Havalimanlari Holding AS	829,807	2,394,183
#	Tekfen Holding AS	740,457	981,735
#	Tofas Turk Otomobil Fabrikasi AS	603,478	3,196,436
*	Turcas Petrol AS	450,747	192,555
*	Turk Hava Yollari AO	2,612,247	7,258,858
#	Turk Telekomunikasyon AS	2,341,298	1,586,482
#	Turk Traktor ve Ziraat Makineleri AS	38,668	611,431
#	Turkcell Iletisim Hizmetleri AS	4,561,049	6,616,797
	Turkcell Iletisim Hizmetleri AS, ADR	7,496	26,161
	Turkiye Garanti Bankasi AS	7,632,871	7,700,058
#*	Turkiye Halk Bankasi AS	1,617,197	587,606
#	Turkiye Is Bankasi AS, Class C	4,218,042	2,988,453
*	Turkiye Petrol Rafinerileri AS	147,301	2,319,445
#*	Turkiye Sinai Kalkinma Bankasi AS	11,874,122	1,474,198
#	Turkiye Sise ve Cam Fabrikalari AS	3,080,067	3,757,063
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,980,019	592,865
#	Ulker Biskuvi Sanayi AS	561,337	630,757
#	Vestel Elektronik Sanayi ve Ticaret AS	626,462	1,097,198
#	Yapi ve Kredi Bankasi AS	6,653,329	2,177,357
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	837,976	814,886
*	Zorlu Enerji Elektrik Uretim AS	2,004,113	278,671

TOTAL TURKEY			129,829,038

UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi Commercial Bank PJSC	5,764,396	15,934,691
	Abu Dhabi Islamic Bank PJSC	6,625,171	15,779,896
	Abu Dhabi National Hotels	31,518	34,705
	Abu Dhabi National Insurance Co. PSC	111,956	214,110
	Abu Dhabi National Oil Co. for Distribution PJSC	4,576,636	5,134,069
*	Abu Dhabi Ship Building Co. PJSC	382,551	415,337
	Agthia Group PJSC	1,296,777	1,505,324
	Air Arabia PJSC	6,871,238	3,990,021
*	Ajman Bank PJSC	2,725,050	593,157
	Aldar Properties PJSC	16,872,958	25,852,713
	Amanat Holdings PJSC	4,438,980	1,260,948
*	Amlak Finance PJSC	6,811,412	1,291,784
*	Apex Investment Co. PSC	1,051,568	1,537,597
*††	Arabtec Holding PJSC	1,809,860	0
	Aramex PJSC	3,726,888	4,124,241
*	Arkan Building Materials Co.	1,415,180	456,432
	Dana Gas PJSC	23,102,339	7,404,831
*	Deyaar Development PJSC	16,171,137	2,091,508
	Dubai Financial Market PJSC	10,665,324	7,638,312
	Dubai Investments PJSC	9,512,592	6,478,212
	Dubai Islamic Bank PJSC	6,436,421	11,258,356
*	Emaar Development PJSC	5,789,511	8,100,349
	Emaar Properties PJSC	18,270,628	31,514,126
	Emirates Integrated Telecommunications Co. PJSC	429,606	768,918
	Emirates NBD Bank PJSC	928,588	3,836,132

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Telecommunications Group Co. PJSC	3,574,368	$34,187,975
*	Eshraq Investments PJSC	12,643,660	1,705,232
	First Abu Dhabi Bank PJSC	6,733,783	41,050,847
*	Gulf Navigation Holding PJSC	388,585	31,498
*	Gulf Pharmaceutical Industries PSC	261,785	97,899
*	International Holding Co. PJSC	16,916	1,003,677
*	Islamic Arab Insurance Co.	3,305,645	616,910
*	Manazel PJSC	13,595,589	1,753,544
	National Central Cooling Co. PJSC	719,007	482,468
*	RAK Properties PJSC	10,271,756	2,158,731
	Ras Al Khaimah Ceramics	1,494,203	1,129,987
	SHUAA Capital PSC	6,757,676	1,165,550
*	Union Properties PJSC	16,384,884	1,243,874

TOTAL UNITED ARAB EMIRATES			243,843,961

UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	98,082	569,678

UNITED STATES — (0.0%)
*	Kuke Music Holding Ltd., ADR	13,122	44,615
	Sempra Energy	42,737	6,927,890

TOTAL UNITED STATES			6,972,505

TOTAL COMMON STOCKS			26,368,315,094

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
	Alpargatas SASeries D	411,586	1,631,709
	Banco ABC Brasil SA	585,730	1,871,891
Ω	Banco BMG SASeries B	509,600	286,550
	Banco Bradesco SA	8,111,308	29,498,947
	Banco do Estado do Rio Grande do Sul SA Class B	1,360,228	2,899,868
Ω	Banco Inter SA	486,297	514,433
	Banco Pan SA	1,035,814	1,961,027
	Centrais Eletricas Brasileiras SA Class B	630,303	5,118,714
	Centrais Eletricas Santa CatarinaSeries A	66,063	744,953
	Cia de Saneamento do ParanaSeries A	5,415,406	4,271,905
	Cia de Transmissao de Energia Eletrica Paulista	1,018,995	5,185,715
	Cia Energetica de Minas Gerais	3,242,552	9,621,505
	Cia Energetica do Ceara Class A	85,030	934,755
	Cia Ferro Ligas da Bahia - FERBASA	390,282	3,604,461
	Cia Paranaense de Energia	5,225,310	7,863,410
	Eucatex SA Industria e Comercio	200,659	405,462
	Gerdau SA	2,290,526	12,958,467
	Itau Unibanco Holding SA	8,752,363	42,257,487
	Marcopolo SA	3,615,445	1,952,535
	Petroleo Brasileiro SA	22,001,222	134,749,947
	Randon SA Implementos e Participacoes	1,208,326	2,607,801
	Schulz SA	517,860	476,595
	Taurus Armas SA	273,699	1,316,470
	Track & Field Co. SA	57,900	132,337
	Unipar Carbocloro SA Class B	550,137	10,683,487
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	3,932,920	8,997,123

TOTAL BRAZIL			292,547,554

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	329,325	363,016

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
CHILE — (Continued)
Embotelladora Andina SA Class B	1,123,248	$2,041,646

TOTAL CHILE		2,404,662

COLOMBIA — (0.0%)
Banco Davivienda SA	393,104	3,297,386
Bancolombia SA	245,604	2,382,818
Grupo Argos SA	93,838	214,798
Grupo Aval Acciones y Valores SA	9,757,661	2,095,506
Grupo de Inversiones Suramericana SA	229,559	1,270,752

TOTAL COLOMBIA		9,261,260

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	1,187,747	1,023,863

SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	3,931	230,548

TAIWAN — (0.0%)
* China Development Financial Holding Corp.	2,798,580	856,380

THAILAND — (0.0%)
* U City PCL	28,578,717	892,824

TOTAL PREFERRED STOCKS		307,217,091

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
* Norinco International Cooperation Ltd. Rights 04/11/2022	58,230	19,448
* Orient Securities Co. Ltd. Rights 05/20/2022	716,912	0
* Zhong An Group Ltd. Rights12/31/22	77,430	0

TOTAL HONG KONG		19,448

INDIA — (0.0%)
* Asian Granito India Ltd. Rights 05/10/2022	34,182	2,258

MALAYSIA — (0.0%)
* Eco World Development Group Bhd Warrants 04/12/2029	933,380	36,448

PHILIPPINES — (0.0%)
* UBP PALS Rights Rights 05/06/2022	756,270	118,645

SAUDI ARABIA — (0.0%)
* Gulf Union Alahlia Cooperative Insurance Co. Rights 05/19/2022	80,553	41,664

SOUTH KOREA — (0.0%)
* Solus Advanced Materials Co. Ltd. Rights 05/10/22	3,133	57,372
* Unitrontech Co. Ltd. Rights 4/26/22	3,539	3,522

TOTAL SOUTH KOREA		60,894

TAIWAN — (0.0%)
* Episil-Precision, Inc. Rights 06/02/2022	2,016	698
* Medigen Vaccine Biologics Corp. Rights 06/10/2022	2,807	2,904

TOTAL TAIWAN		3,602

THAILAND — (0.0%)
* Advanced Information Technology PCL Warrants 01/12/24	2,914,750	338,707
* Aqua W3 Warrants 03/11/2023	2,317,300	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Ekachai Medical Care PCL Warrants 11/14/24	21,725	$1,129
*	EP W4 Warrants 04/27/2023	599,876	0
*	MBK PCL Warrants 03/23/2023	283,859	82,878
*	Sena Technologies, Inc. Warrants 03/09/2023	809,113	0
*	Tritn W5 Warrants 03/15/2023	279,760	0
*	TTB W1 Warrants 04/21/2023	776,158	7,932
*	United Power of Asia PCL Warrants 12/14/2021	1,962,800	0
*	VGI PCL Warrants 03/30/2023	1,826,100	0

TOTAL THAILAND			430,646

TURKEY — (0.0%)
#*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	4,389,778	65,041

TOTAL RIGHTS/WARRANTS			778,646

TOTAL INVESTMENT SECURITIES (Cost $20,427,226,971)			26,676,310,831

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	38,839,939	449,261,574

TOTAL INVESTMENTS — (100.0%) (Cost $20,876,453,679)			$27,125,572,405

As of April 30, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,096	06/17/22	$232,103,501	$226,187,000	$(5,916,501)

Total Futures Contracts			$232,103,501	$226,187,000	$(5,916,501)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,125,930,709	$1,827,796	—	$1,127,758,505
Chile	35,425,811	92,902,066	—	128,327,877
China	747,825,141	6,521,375,582	$8,581,253	7,277,781,976
Colombia	40,156,000	578,664	—	40,734,664
Czech Republic	—	34,066,030	—	34,066,030
Egypt	174,988	10,862,966	—	11,037,954
Greece	—	68,137,610	148,925	68,286,535
Hong Kong	—	846,426	42,512	888,938
Hungary	—	45,550,115	—	45,550,115
India	162,228,499	3,837,460,334	21,018	3,999,709,851
Indonesia	19,288,986	518,687,923	537,688	538,514,597
Malaysia	—	445,541,568	508,437	446,050,005
Mexico	629,762,789	2,875,555	22,072	632,660,416
Peru	23,595,101	607	—	23,595,708
Philippines	5,087,178	217,518,532	765	222,606,475

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Poland	—	$196,049,991	—	$196,049,991
Qatar	—	165,766,521	—	165,766,521
Saudi Arabia	$1,334,915	1,000,122,699	—	1,001,457,614
South Africa	130,445,366	985,309,071	—	1,115,754,437
South Korea	62,311,368	3,619,399,630	$922,282	3,682,633,280
Switzerland	—	44,552	—	44,552
Taiwan	352,087,466	4,188,538,143	171,826	4,540,797,435
Thailand	673,037,108	13,989,328	—	687,026,436
Turkey	7,285,019	122,544,019	—	129,829,038
United Arab Emirates	—	243,843,961	—	243,843,961
United Kingdom	—	569,678	—	569,678
United States	6,972,505	—	—	6,972,505
Preferred Stocks
Brazil	292,261,004	286,550	—	292,547,554
Chile	—	2,404,662	—	2,404,662
Colombia	9,261,260	—	—	9,261,260
Philippines	—	1,023,863	—	1,023,863
South Korea	—	230,548	—	230,548
Taiwan	—	856,380	—	856,380
Thailand	892,824	—	—	892,824
Rights/Warrants
Hong Kong	—	19,448	—	19,448
India	—	2,258	—	2,258
Malaysia	—	36,448	—	36,448
Philippines	—	118,645	—	118,645
Saudi Arabia	—	41,664	—	41,664
South Korea	—	60,894	—	60,894
Taiwan	—	3,602	—	3,602
Thailand	—	430,646	—	430,646
Turkey	—	65,041	—	65,041
Securities Lending Collateral	—	449,261,574	—	449,261,574
Futures Contracts**	(5,916,501)	—	—	(5,916,501)

TOTAL	$4,319,447,536	$22,789,251,590	$10,956,778^	$27,119,655,904

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.2%)
*	Altice USA, Inc., Class A	139,087	$1,290,727
*	Charter Communications, Inc., Class A	67,928	29,106,469
*	Match Group, Inc.	4,952	391,951
	Omnicom Group, Inc.	166,633	12,685,770
#	Sirius XM Holdings, Inc.	45,907	275,442
	Verizon Communications, Inc.	2,648,296	122,616,105

TOTAL COMMUNICATION SERVICES			166,366,464

CONSUMER DISCRETIONARY — (16.4%)
*	Amazon.com, Inc.	76,111	189,183,785
	Best Buy Co., Inc.	272,637	24,518,245
#*	Burlington Stores, Inc.	2,810	572,004
	Darden Restaurants, Inc.	78,569	10,349,894
	Dollar General Corp.	104,446	24,809,058
*	Etsy, Inc.	89,750	8,363,803
	Hanesbrands, Inc.	101	1,339
*	Hilton Worldwide Holdings, Inc.	24,240	3,764,230
	Home Depot, Inc.	481,459	144,630,284
	Lowe’s Cos., Inc.	318,826	63,041,465
*	Lululemon Athletica, Inc.	78,577	27,865,762
*	Marriott International, Inc., Class A	211,117	37,477,490
	NIKE, Inc., Class B	575,931	71,818,596
*	NVR, Inc.	1,863	8,152,879
*	O’Reilly Automotive, Inc.	42,428	25,734,703
	Pool Corp.	18,597	7,535,876
*	RH	10,152	3,412,290
	Ross Stores, Inc.	382,448	38,156,837
	Service Corp. International	76,856	5,042,522
	Starbucks Corp.	125,207	9,345,451
	Target Corp.	303,381	69,368,066
	TJX Cos., Inc.	614,529	37,658,337
	Tractor Supply Co.	101,092	20,364,983
	Travel & Leisure Co.	7,845	435,241
*	Ulta Beauty, Inc.	43,665	17,326,272
	Whirlpool Corp.	18,979	3,445,068
#	Williams-Sonoma, Inc.	58,255	7,601,112

TOTAL CONSUMER DISCRETIONARY			859,975,592

CONSUMER STAPLES — (13.1%)
	Altria Group, Inc.	940,393	52,257,639
	Clorox Co.	51,813	7,433,611
	Coca-Cola Co.	1,449,059	93,623,702
	Colgate-Palmolive Co.	233,131	17,962,744
	Costco Wholesale Corp.	235,203	125,062,139
	Estee Lauder Cos., Inc., Class A	86,812	22,923,577
*	Herbalife Nutrition Ltd.	8,932	237,413
	Hershey Co.	110,733	25,000,189
	Kellogg Co.	264,986	18,151,541
	Kimberly-Clark Corp.	77,197	10,717,260
	Kroger Co.	743,305	40,108,738
	Lamb Weston Holdings, Inc.	71,525	4,727,802
	PepsiCo, Inc.	834,420	143,278,258

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Procter & Gamble Co.	569,800	$91,481,390
	Sysco Corp.	440,209	37,629,065

TOTAL CONSUMER STAPLES			690,595,068

ENERGY — (1.2%)
	Cheniere Energy, Inc.	38,026	5,164,311
	Occidental Petroleum Corp.	1,054,159	58,073,619

TOTAL ENERGY			63,237,930

FINANCIALS — (4.7%)
	Allstate Corp.	12,616	1,596,429
	American Express Co.	367,569	64,217,980
	Ameriprise Financial, Inc.	106,466	28,265,658
	Aon PLC, Class A	153,324	44,155,779
	Discover Financial Services	234,227	26,341,169
	FactSet Research Systems, Inc.	10,580	4,268,924
	Lazard Ltd., Class A	325	10,650
	LPL Financial Holdings, Inc.	65,582	12,320,890
	Moody’s Corp.	54,880	17,368,422
	MSCI, Inc.,Class A	14,305	6,025,981
	Progressive Corp.	80,457	8,637,864
	S&P Global, Inc.	84,682	31,882,773

TOTAL FINANCIALS			245,092,519

HEALTH CARE — (12.1%)
	AbbVie, Inc.	1,081,847	158,901,687
	AmerisourceBergen Corp.	97,860	14,805,239
	Amgen, Inc.	324,244	75,610,458
*	Avantor, Inc.	41,152	1,311,926
	Bristol-Myers Squibb Co.	428,854	32,279,841
	Cardinal Health, Inc.	325,170	18,876,119
*	DaVita, Inc.	138,418	15,000,359
	Eli Lilly & Co.	410,332	119,870,287
	Gilead Sciences, Inc.	705,383	41,857,427
	HCA Healthcare, Inc.	84,774	18,188,262
*	Hologic, Inc.	208,309	14,996,165
*	IDEXX Laboratories, Inc.	58,292	25,093,540
	McKesson Corp.	2,895	896,321
	Merck & Co., Inc.	40,797	3,618,286
*	Mettler-Toledo International, Inc.	14,593	18,642,995
*	Moderna, Inc.	113,771	15,291,960
*	Molina Healthcare, Inc.	32,953	10,329,118
	Organon & Co.	153,272	4,955,284
*	Regeneron Pharmaceuticals, Inc.	4,871	3,210,525
*	Tenet Healthcare Corp.	17,500	1,268,925
*	Waters Corp.	17,940	5,436,179
	Zoetis, Inc.	201,953	35,796,169

TOTAL HEALTH CARE			636,237,072

INDUSTRIALS — (12.8%)
	3M Co.	338,651	48,840,247
	Allegion PLC	36,527	4,172,845
*	Boeing Co.	40,406	6,014,029
	Booz Allen Hamilton Holding Corp., Class A	86,441	7,056,179
	BWX Technologies, Inc.	1,500	77,880
	Carrier Global Corp.	126,817	4,853,287
	Caterpillar, Inc.	292,468	61,576,213

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CH Robinson Worldwide, Inc.	51,776	$5,496,022
	Cintas Corp.	88,706	35,239,346
*	Copart, Inc.	9,690	1,101,269
	CSX Corp.	68,370	2,347,826
	Deere & Co.	169,441	63,972,450
*	Delta Air Lines, Inc.	523,974	22,546,601
	Expeditors International of Washington, Inc.	20,865	2,067,096
	Graco, Inc.	6,100	378,322
*	IAA, Inc.	13,497	494,665
	Illinois Tool Works, Inc.	135,400	26,688,694
	JB Hunt Transport Services, Inc.	72,973	12,467,437
	Lennox International, Inc.	2,197	468,378
	Lockheed Martin Corp.	143,669	62,082,248
	Masco Corp.	12,069	635,916
	Northrop Grumman Corp.	11,833	5,199,420
	Otis Worldwide Corp.	20,717	1,509,026
	Robert Half International, Inc.	52,584	5,169,533
	Rockwell Automation, Inc.	94,185	23,797,724
	Rollins, Inc.	64,509	2,163,632
	Toro Co.	34,841	2,791,809
	Union Pacific Corp.	417,442	97,802,486
	United Parcel Service, Inc., Class B	394,779	71,052,324
*	United Rentals, Inc.	80,731	25,552,976
	Verisk Analytics, Inc.,Class A	39,280	8,015,084
	Waste Management, Inc.	218,335	35,903,007
	WW Grainger, Inc.	44,501	22,251,835

TOTAL INDUSTRIALS			669,785,806

INFORMATION TECHNOLOGY — (32.7%)
	Accenture PLC, Class A	365,721	109,847,960
*	Advanced Micro Devices, Inc.	189,762	16,228,446
	Analog Devices, Inc.	3,701	571,360
	Apple, Inc.	1,641,240	258,741,486
	Applied Materials, Inc.	565,423	62,394,428
*	Aspen Technology, Inc.	20,260	3,212,020
*	Atlassian Corp. PLC, Class A	21,612	4,859,026
*	Autodesk, Inc.	94,223	17,834,529
	Automatic Data Processing, Inc.	232,781	50,788,159
	Broadcom, Inc.	285,810	158,450,206
	Broadridge Financial Solutions, Inc.	81,226	11,707,103
	CDW Corp.	99,547	16,244,080
	Citrix Systems, Inc.	39,521	3,956,052
	Dell Technologies, Inc., Class C	102,737	4,829,666
*	Dropbox, Inc., Class A	50,704	1,102,812
*	Fair Isaac Corp.	9,573	3,575,611
*	FleetCor Technologies, Inc.	8,056	2,010,133
*	Fortinet, Inc.	79,146	22,873,986
*	Gartner, Inc.	53,466	15,534,546
*	GoDaddy, Inc., Class A	28,760	2,324,096
	Intel Corp.	33,147	1,444,878
	International Business Machines Corp.	569,673	75,316,467
	Intuit, Inc.	3,420	1,432,125
	Jack Henry & Associates, Inc.	9,411	1,784,137
	KLA Corp.	140,050	44,712,363
*	Kyndryl Holdings, Inc.	103,214	1,227,215
	Lam Research Corp.	72,492	33,763,874
	Mastercard, Inc., Class A	400,104	145,389,792
	Microsoft Corp.	927,148	257,302,113
	NetApp, Inc.	99,721	7,304,563

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
NortonLifeLock, Inc.	289,435	$7,247,452
NVIDIA Corp.	40,133	7,443,468
Oracle Corp.	1,054,524	77,402,062
Paychex, Inc.	364,844	46,236,680
QUALCOMM, Inc.	560,047	78,232,965
Seagate Technology Holdings PLC	177,693	14,577,934
Teradyne, Inc.	116,513	12,287,461
Texas Instruments, Inc.	567,893	96,683,783
# Ubiquiti, Inc.	626	176,689
Visa, Inc., Class A	191,663	40,849,135
VMware, Inc., Class A	7,968	860,863

TOTAL INFORMATION TECHNOLOGY		1,718,761,724

MATERIALS — (3.0%)
Avery Dennison Corp.	55,076	9,946,726
Ball Corp.	37,020	3,004,543
* Berry Global Group, Inc.	30,253	1,704,756
* Cleveland-Cliffs, Inc.	10,332	263,363
Crown Holdings, Inc.	89,288	9,825,251
Dow, Inc.	315,084	20,953,086
LyondellBasell Industries NV, Class A	311,555	33,034,177
Nucor Corp.	249,069	38,550,900
PPG Industries, Inc.	6,354	813,248
RPM International, Inc.	14,162	1,174,030
Scotts Miracle-Gro Co.	23,977	2,491,930
Sealed Air Corp.	11,977	769,043
Sherwin-Williams Co.	103,032	28,329,679
Southern Copper Corp.	6,256	389,561
Steel Dynamics, Inc.	60,618	5,197,993

TOTAL MATERIALS		156,448,286

UTILITIES — (0.1%)
NRG Energy, Inc.	165,416	5,938,434

TOTAL COMMON STOCKS Cost ($4,055,419,850)		5,212,438,895

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.290%	38,953,029	38,953,029

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	13,275	153,555

TOTAL INVESTMENTS — (100.0%) (Cost $4,094,526,434)		$5,251,545,479

As of April 30, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	178	06/17/22	$37,807,890	$36,734,750	$(1,073,140)

Total Futures Contracts			$37,807,890	$36,734,750	$(1,073,140)

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,366,464	—	—	$166,366,464
Consumer Discretionary	859,975,592	—	—	859,975,592
Consumer Staples	690,595,068	—	—	690,595,068
Energy	63,237,930	—	—	63,237,930
Financials	245,092,519	—	—	245,092,519
Health Care	636,237,072	—	—	636,237,072
Industrials	669,785,806	—	—	669,785,806
Information Technology	1,718,761,724	—	—	1,718,761,724
Materials	156,448,286	—	—	156,448,286
Utilities	5,938,434	—	—	5,938,434
Temporary Cash Investments	38,953,029	—	—	38,953,029
Securities Lending Collateral	—	$153,555	—	153,555
Futures Contracts**	(1,073,140)	—	—	(1,073,140)

TOTAL	$5,250,318,784	$153,555	—	$5,250,472,339

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value»
COMMON STOCKS — (93.0%)
AUSTRALIA — (7.2%)
ALS Ltd.	175,861	$1,592,438
Ampol Ltd.	20,177	474,386
Aristocrat Leisure Ltd.	166,166	3,855,437
Aurizon Holdings Ltd.	3,322	9,382
BHP Group Ltd.	494,978	16,563,400
BHP Group Ltd., Sponsored ADR	439,796	29,457,536
BlueScope Steel Ltd.	243,854	3,466,530
Brambles Ltd.	713,130	5,265,978
Carsales.com Ltd.	67,877	1,002,073
Cochlear Ltd.	6,486	1,044,683
Coles Group Ltd.	478,603	6,292,986
Computershare Ltd.	79,056	1,393,763
CSL Ltd.	89,023	16,990,050
Domino’s Pizza Enterprises Ltd.	23,006	1,206,000
Eagers Automotive Ltd.	21,683	200,423
Endeavour Group Ltd.	306,354	1,676,999
Fortescue Metals Group Ltd.	512,459	7,744,828
IDP Education Ltd.	25,312	469,573
Iluka Resources Ltd.	9,121	71,444
James Hardie Industries PLC	166,749	4,807,080
JB Hi-Fi Ltd.	56,863	2,105,998
Medibank Pvt Ltd.	1,041,299	2,339,947
Metcash Ltd.	423,718	1,422,409
Mineral Resources Ltd.	88,745	3,605,996
Netwealth Group Ltd.	2,857	25,869
Premier Investments Ltd.	19,504	345,610
Pro Medicus Ltd.	17,321	566,461
Ramsay Health Care Ltd.	73,183	4,152,932
REA Group Ltd.	20,063	1,797,402
Rio Tinto Ltd.	109,286	8,644,947
Sonic Healthcare Ltd.	220,028	5,682,489
Technology One Ltd.	25,673	185,262
Telstra Corp. Ltd.	1,132,094	3,213,616
Wesfarmers Ltd.	268,055	9,275,526
Woolworths Group Ltd.	309,823	8,381,660

TOTAL AUSTRALIA		155,331,113

AUSTRIA — (0.2%)
OMV AG	49,981	2,554,911
Verbund AG	6,062	647,962
voestalpine AG	12,584	327,472

TOTAL AUSTRIA		3,530,345

BELGIUM — (0.6%)
# Anheuser-Busch InBev SA	80,096	4,608,686
# Proximus SADP	45,924	802,674
Solvay SA	33,320	3,133,320
UCB SA	30,232	3,436,551
# Umicore SA	51,735	1,988,872

TOTAL BELGIUM		13,970,103

CANADA — (10.6%)
Agnico Eagle Mines Ltd.	173,698	10,111,368
Alimentation Couche-Tard, Inc.	184,394	8,208,845

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	ARC Resources Ltd.	303,606	$4,209,102
*	Aritzia, Inc.	16,619	591,849
#	B2Gold Corp.	157,030	666,184
	Bank of Montreal	7,288	772,820
*	Bausch Health Cos., Inc.	57,312	1,089,002
	BCE, Inc.	25,678	1,365,246
	Canadian National Railway Co.	155,175	18,250,036
	Canadian Natural Resources Ltd.	277,342	17,159,150
	Canadian Pacific Railway Ltd.	106,160	7,770,168
	Canadian Tire Corp. Ltd., Class A	22,173	3,054,149
	CCL Industries, Inc., Class B	56,629	2,468,992
	Cenovus Energy, Inc.	69,272	1,280,147
*	CGI, Inc.	82,222	6,556,165
	Constellation Software, Inc.	6,141	9,665,126
	Dollarama, Inc.	89,069	4,951,783
	Element Fleet Management Corp.	131,642	1,175,366
	Empire Co. Ltd., Class A	68,713	2,269,484
	Endeavour Mining PLC	1,065	26,064
	Fairfax Financial Holdings Ltd.	9,519	5,230,356
	Finning International, Inc.	56,000	1,575,402
	FirstService Corp.	10,444	1,302,915
	George Weston Ltd.	33,809	4,206,091
	Gildan Activewear, Inc.	60,328	2,043,913
	Keyera Corp.	38,822	963,108
#	Kinross Gold Corp.	553,621	2,807,799
	Loblaw Cos. Ltd.	78,593	7,189,089
	Lundin Mining Corp.	263,154	2,402,831
	Magna International, Inc.	123,672	7,453,396
	Metro, Inc.	75,672	4,159,265
	National Bank of Canada	139,276	9,727,041
	Northland Power, Inc.	72,016	2,173,402
	Nutrien Ltd.	30,623	3,008,710
	Open Text Corp.	52,155	2,088,801
	Pan American Silver Corp.	58,113	1,439,459
#	Parkland Corp.	13,156	373,691
	Quebecor, Inc., Class B	49,134	1,156,207
#	Restaurant Brands International, Inc.	71,837	4,102,428
	Ritchie Bros Auctioneers, Inc.	30,532	1,681,805
	Rogers Communications, Inc.,Class B	149,592	8,148,507
	Royal Bank of Canada.	249,482	25,199,657
	Shaw Communications, Inc.,Class B	191,169	5,693,399
	Stantec, Inc.	2,081	95,525
	Suncor Energy, Inc.	277,993	9,991,068
	TFI International, Inc.	25,500	2,051,350
	Toromont Industries Ltd.	28,093	2,473,076
	West Fraser Timber Co. Ltd.	37,788	3,321,249
#	Whitecap Resources, Inc.	267,985	2,196,615
#	WSP Global, Inc.	31,873	3,717,131

TOTAL CANADA			229,614,332

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	109,100	855,821

DENMARK — (3.0%)
	Coloplast AS, Class B	35,250	4,749,186
#	Novo Nordisk AS, Class B	490,008	55,971,767
	Pandora AS	48,988	4,301,459

TOTAL DENMARK			65,022,412

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (1.0%)
	Elisa Oyj	52,630	$3,085,243
	Kesko Oyj, Class A	61,869	1,452,776
	Kesko Oyj, Class B	140,319	3,532,734
	Kone Oyj, Class B	66,640	3,203,898
	Metso Outotec Oyj	287,345	2,446,729
	Neste Oyj	127,288	5,461,779
	Orion Oyj, Class A	1,898	76,913
	Orion Oyj, Class B	14,818	581,199
	Sampo Oyj, Class A	25,060	1,216,850

TOTAL FINLAND.			21,058,121

FRANCE — (8.6%)
	Air Liquide SA	52,328	9,053,177
	Airbus SE	114,996	12,588,824
	Arkema SA	23,587	2,687,604
	BioMerieux	19,966	1,900,799
	Bouygues SA	112,262	3,859,932
	Bureau Veritas SA	121,130	3,479,666
	Capgemini SE	45,538	9,270,579
	Carrefour SA	304,425	6,456,113
	Cie de Saint-Gobain	37,476	2,186,281
	Cie Generale des Etablissements Michelin SCA	60,765	7,526,348
	Eiffage SA	41,236	4,072,000
	Eurofins Scientific SE	63,629	5,913,537
	Faurecia SE	5,946	130,340
	Hermes International	6,104	7,526,579
	Ipsen SA	18,178	1,884,400
	Kering SA	19,489	10,369,559
Ω	La Francaise des Jeux SAEM	24,456	913,211
	Legrand SA	117,175	10,383,365
	L’Oreal SA	2,249	818,208
	LVMH Moet Hennessy Louis Vuitton SE	67,951	43,973,471
	Orange SA	1,002,889	11,939,791
	Sartorius Stedim Biotech	5,109	1,671,813
	SEB SA	13,493	1,620,338
	STMicroelectronics NV	116,439	4,302,091
	STMicroelectronics NV	62,419	2,285,784
	Teleperformance.	29,391	10,548,755
	Thales SA	52,196	6,682,387
*	Ubisoft Entertainment SA	36,543	1,652,216

TOTAL FRANCE			185,697,168

GERMANY — (6.4%)
	Adidas AG	34,752	7,008,059
	Bayer AG	221,721	14,604,993
	Bayerische Motoren Werke AG	76,712	6,264,744
	Bechtle AG	49,751	2,298,979
	Brenntag SE	57,188	4,412,825
*	Continental AG	38,029	2,606,550
Ω	Covestro AG	100,833	4,341,418
*	Daimler Truck Holding AG	98,163	2,640,067
	Deutsche Boerse AG	47,263	8,228,230
	Deutsche Post AG	219,519	9,378,392
	Deutsche Telekom AG	866,133	15,955,165
	E.ON SE	948,865	9,874,797
	Fresenius Medical Care AG & Co. KGaA	14,501	901,771
#Ω	Hapag-Lloyd AG	10,586	4,214,146
*	HelloFresh SE	54,540	2,299,090

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Infineon Technologies AG	213,492	$6,059,589
	KION Group AG	30,434	1,692,921
	Knorr-Bremse AG	24,707	1,761,969
	Mercedes-Benz Group AG	196,327	13,703,854
	Nemetschek SE	19,755	1,567,645
	Puma SE	36,497	2,685,398
	Rational AG	1,286	784,518
	Rheinmetall AG	13,079	2,948,321
	RTL Group SA	11,416	593,603
	Symrise AG	47,572	5,660,794
	Telefonica Deutschland Holding AG	536,334	1,613,040
	Volkswagen AG	8,857	1,920,742
	Wacker Chemie AG	6,400	1,015,475
*Ω	Zalando SE	53,574	2,107,936

TOTAL GERMANY			139,145,031

HONG KONG — (2.1%)
	AIA Group Ltd.	688,800	6,766,604
Ω	Budweiser Brewing Co. APAC Ltd.	407,500	1,013,940
	Chow Tai Fook Jewellery Group Ltd.	1,069,800	1,793,757
	Hang Seng Bank Ltd.	46,700	826,845
	HKT Trust & HKT Ltd.	2,020,000	2,893,252
	Hong Kong Exchanges & Clearing Ltd.	293,437	12,447,297
	L’Occitane International SA	25,000	78,364
	Man Wah Holdings Ltd.	718,000	671,995
	Orient Overseas International Ltd.	75,500	2,083,354
	PCCW Ltd.	69,270	39,246
	Prada SpA	215,800	1,342,738
	SITC International Holdings Co. Ltd.	679,000	2,257,314
	Techtronic Industries Co. Ltd.	571,500	7,628,436
Ω	WH Group Ltd.	4,329,363	2,989,854
	Xinyi Glass Holdings Ltd.	1,011,000	2,237,152

TOTAL HONG KONG			45,070,148

IRELAND — (0.5%)
	CRH PLC, Sponsored ADR	84,212	3,333,111
	Kerry Group PLC, Class A	8,319	918,124
	Kingspan Group PLC	38,555	3,588,971
	Smurfit Kappa Group PLC	81,795	3,456,310

TOTAL IRELAND			11,296,516

ISRAEL — (0.6%)
	Bank Leumi Le-Israel BM	262,536	2,755,249
*	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	863,824
*	Delek Group Ltd.	2,110	348,891
	Elbit Systems Ltd.	6,856	1,473,303
	Electra Ltd.	154	105,675
	ICL Group Ltd.	115,400	1,251,432
	Mizrahi Tefahot Bank Ltd.	51,078	1,889,358
*	Nova Ltd.	2,722	261,026
	Phoenix Holdings Ltd.	63,853	803,299
#	Shapir Engineering & Industry Ltd.	29,956	280,274
	Strauss Group Ltd.	13,556	362,367
*	Tower Semiconductor Ltd.	29,421	1,418,067

TOTAL ISRAEL			11,812,765

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
ITALY — (1.9%)
Amplifon SpA	35,001	$1,396,360
CNH Industrial NV	146,903	2,081,070
DiaSorin SpA	5,809	760,931
Enel SpA	1,126,993	7,328,715
Eni SpA	530,234	7,412,030
Ferrari NV	19,434	4,077,058
* Iveco Group NV	84,859	499,258
Moncler SpA	66,209	3,449,071
Recordati Industria Chimica e Farmaceutica SpA	34,508	1,662,884
Reply SpA	2,319	341,396
Snam SpA	582,778	3,196,305
# Stellantis NV	716,336	9,617,274

TOTAL ITALY		41,822,352

JAPAN — (18.2%)
Advantest Corp.	73,700	5,029,883
Aeon Co. Ltd.	186,800	3,550,181
AGC, Inc.	38,600	1,447,091
Air Water, Inc.	89,500	1,187,924
Aisin Corp.	81,000	2,353,095
Ajinomoto Co., Inc.	117,200	3,045,037
Asics Corp.	74,200	1,170,635
Bandai Namco Holdings, Inc.	49,400	3,344,523
BayCurrent Consulting, Inc.	5,400	1,770,483
Benefit One, Inc.	28,700	435,162
BIPROGY, Inc.	34,900	881,747
Calbee, Inc.	11,300	202,410
Capcom Co. Ltd.	77,800	2,052,916
Chugai Pharmaceutical Co. Ltd.	154,000	4,614,632
Cosmos Pharmaceutical Corp.	8,000	737,500
CyberAgent, Inc.	178,700	1,887,941
Daicel Corp.	32,100	196,227
Daikin Industries Ltd.	49,600	7,579,752
Daio Paper Corp.	44,300	528,248
Daito Trust Construction Co. Ltd.	32,800	3,159,028
Daiwa House Industry Co. Ltd.	37,200	894,295
Denka Co. Ltd.	35,800	959,726
Disco Corp.	13,000	3,181,754
Dowa Holdings Co. Ltd.	28,200	1,199,646
ENEOS Holdings, Inc.	1,725,400	6,071,014
Fancl Corp.	18,400	352,231
Fast Retailing Co. Ltd.	14,000	6,445,682
Food & Life Cos. Ltd.	40,800	968,209
FP Corp.	10,100	228,434
Fuji Kyuko Co. Ltd.	3,000	94,933
Fujitsu Ltd.	53,600	8,101,595
GMO internet, Inc.	28,200	563,582
GMO Payment Gateway, Inc.	15,500	1,300,448
Goldwin, Inc.	10,300	516,623
GungHo Online Entertainment, Inc.	15,000	306,035
Hakuhodo DY Holdings, Inc.	10,500	123,916
Haseko Corp.	93,800	1,027,769
Hitachi Ltd.	264,700	12,553,781
Hitachi Transport System Ltd.	19,200	1,260,279
Hoya Corp.	78,800	7,820,277
Hulic Co. Ltd.	168,400	1,421,867
Ibiden Co. Ltd.	52,200	1,950,811
Idemitsu Kosan Co. Ltd.	114,800	3,025,560
IHI Corp.	73,200	1,659,793

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Information Services International-Dentsu Ltd.	4,500	$129,232
	Inpex Corp.	88,000	1,047,039
	Internet Initiative Japan, Inc.	23,600	736,586
	Ito En Ltd.	23,100	949,306
	Itochu Techno-Solutions Corp.	48,000	1,123,958
	Iwatani Corp.	20,500	815,629
	Japan Exchange Group, Inc.	223,100	3,322,050
	Japan Tobacco, Inc.	253,800	4,317,591
	JCR Pharmaceuticals Co. Ltd.	28,700	533,385
	JFE Holdings, Inc.	272,400	3,331,110
	Justsystems Corp.	13,200	573,717
	Kakaku.com, Inc.	49,100	1,028,243
	Kao Corp.	122,900	4,925,644
	Katitas Co. Ltd.	16,500	384,893
	KDDI Corp.	492,100	16,295,739
	Kobe Bussan Co. Ltd.	50,200	1,223,841
	Konami Holdings Corp.	35,600	2,189,164
	Kusuri no Aoki Holdings Co. Ltd.	2,400	106,330
	Lasertec Corp.	20,100	2,685,387
	Lawson, Inc.	28,900	1,062,947
	Lixil Corp.	130,000	2,286,480
	M3, Inc.	84,900	2,711,191
	McDonald’s Holdings Co. Japan Ltd.	28,400	1,126,709
	MEIJI Holdings Co. Ltd.	53,900	2,686,748
	Menicon Co. Ltd.	10,800	230,682
	Minebea Mitsumi, Inc.	176,800	3,392,112
	MISUMI Group, Inc.	99,300	2,489,879
	Mitsubishi Chemical Holdings Corp.	708,100	4,317,739
	Mitsubishi HC Capital, Inc.	364,550	1,640,282
	Mitsui Chemicals, Inc.	101,800	2,325,915
	Mitsui High-Tec, Inc.	7,400	639,253
	MonotaRO Co. Ltd.	91,700	1,575,227
	Morinaga Milk Industry Co. Ltd.	8,800	354,391
	Murata Manufacturing Co. Ltd.	156,000	9,298,767
	NET One Systems Co. Ltd.	32,230	769,098
	NGK Insulators Ltd.	46,000	618,775
	Nichirei Corp.	51,200	940,057
	Nidec Corp.	62,900	4,066,426
	Nifco, Inc.	40,500	855,110
	Nihon Kohden Corp.	39,500	948,241
	Nihon M&A Center Holdings, Inc.	110,100	1,355,750
	Nintendo Co. Ltd.	26,500	12,094,354
	Nippon Express Holdings, Inc.	40,100	2,351,093
	Nippon Sanso Holdings Corp.	82,800	1,490,026
	Nippon Steel Corp.	197,700	3,139,195
	Nippon Yusen KK	24,313	1,754,037
	Nissan Chemical Corp.	53,600	2,831,291
	Nitori Holdings Co. Ltd.	6,000	617,276
	Nomura Research Institute Ltd.	69,500	1,965,211
	NTT Data Corp.	164,700	3,036,724
	Olympus Corp.	235,300	4,141,543
	Open House Group Co. Ltd.	40,500	1,567,134
	Oracle Corp.	14,200	912,511
	Otsuka Corp.	46,800	1,533,735
	Pan Pacific International Holdings Corp.	203,000	3,108,611
	Panasonic Corp.	260,000	2,317,431
*	Park24 Co. Ltd.	41,100	585,285
*	PeptiDream, Inc.	28,900	466,124
	Persol Holdings Co. Ltd.	78,800	1,563,363

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rakus Co. Ltd.	27,000	$330,905
	Recruit Holdings Co. Ltd.	267,200	9,694,441
	Relo Group, Inc.	42,700	609,951
*	Renesas Electronics Corp.	312,600	3,337,931
	Ryohin Keikaku Co. Ltd.	128,800	1,157,542
	Sanwa Holdings Corp.	92,100	839,054
	SBI Holdings, Inc.	95,600	2,138,295
	SCREEN Holdings Co. Ltd.	9,500	776,428
	SCSK Corp.	78,100	1,241,658
	Seiko Epson Corp.	166,100	2,339,937
	Seria Co. Ltd.	4,700	91,913
	Seven & I Holdings Co. Ltd.	162,700	7,194,089
	SG Holdings Co. Ltd.	140,300	2,472,462
	Sharp Corp.	119,100	1,007,741
*	SHIFT, Inc.	4,100	776,949
	Shimano, Inc.	17,000	3,012,133
	Shinko Electric Industries Co. Ltd.	30,300	1,306,085
#	Skylark Holdings Co. Ltd.	116,300	1,379,979
	SMS Co. Ltd.	24,200	567,942
	Softbank Corp.	686,600	7,990,556
	SoftBank Group Corp.	427,500	17,583,175
	Sony Group Corp.	328,700	28,367,144
	Square Enix Holdings Co. Ltd.	25,600	1,022,099
	SUMCO Corp.	177,600	2,557,735
	Sumitomo Rubber Industries Ltd.	92,100	798,303
	Sundrug Co. Ltd.	27,400	637,930
	Sysmex Corp.	36,000	2,361,512
	Taiyo Yuden Co. Ltd.	59,000	2,317,960
	Takara Bio, Inc.	23,300	374,755
	TDK Corp.	209,500	6,471,814
	TechnoPro Holdings, Inc.	51,200	1,303,966
	Teijin Ltd.	85,100	909,402
	TIS, Inc.	83,600	1,877,602
	Toei Animation Co. Ltd.	900	69,175
	Tokyo Century Corp.	20,500	631,443
	Tokyo Electron Ltd.	33,900	14,303,983
	Toshiba TEC Corp.	10,900	369,480
	Tosoh Corp.	129,700	1,790,964
	Toyo Tire Corp.	29,600	339,510
	Toyota Boshoku Corp.	35,400	564,185
	Trend Micro, Inc.	59,500	3,317,536
	Unicharm Corp.	92,500	3,218,259
	USS Co. Ltd.	88,900	1,480,012
	Welcia Holdings Co. Ltd.	38,200	783,064
	Workman Co. Ltd.	8,900	303,892
	Yamaha Motor Co. Ltd.	166,500	3,437,507
	Yamato Holdings Co. Ltd.	123,500	2,310,932
	Yaoko Co. Ltd.	6,000	317,416
	Yokohama Rubber Co. Ltd. (The)	63,900	855,531
	Zenkoku Hosho Co. Ltd.	25,200	884,423
	Zensho Holdings Co. Ltd.	40,200	948,004
	ZOZO, Inc.	46,300	969,406

TOTAL JAPAN			395,832,352

NETHERLANDS — (3.6%)
*Ω	Adyen NV	2,309	3,872,870
	ASML Holding NV	14,189	8,052,803
	ASML Holding NV	60,070	33,865,664
	Koninklijke Ahold Delhaize NV	362,294	10,686,211

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
NETHERLANDS — (Continued)
Koninklijke KPN NV	1,981,004	$6,835,638
Universal Music Group NV	10,214	237,030
Wolters Kluwer NV	152,080	15,357,456

TOTAL NETHERLANDS		78,907,672

NEW ZEALAND — (0.2%)
Chorus Ltd.	314,405	1,491,612
Fisher & Paykel Healthcare Corp. Ltd.	101,609	1,396,323
Spark New Zealand Ltd.	718,523	2,272,466

TOTAL NEW ZEALAND		5,160,401

NORWAY — (0.8%)
AF Gruppen ASA	14,583	294,282
# Aker BP ASA	47,410	1,698,646
Borregaard ASA	45,050	859,323
Equinor ASA	304,550	10,293,657
# Gjensidige Forsikring ASA	11,280	241,160
Golden Ocean Group Ltd.	46,866	583,441
Telenor ASA	153,214	2,160,848
Tomra Systems ASA	38,893	1,529,483
Veidekke ASA.	26,134	338,400
Yara International ASA	2,638	134,138

TOTAL NORWAY		18,133,378

PORTUGAL — (0.1%)
Galp Energia SGPS SA	113,250	1,378,439
Jeronimo Martins SGPS SA	73,025	1,520,135

TOTAL PORTUGAL.		2,898,574

SINGAPORE — (0.9%)
Dairy Farm International Holdings Ltd.	122,100	329,773
DBS Group Holdings Ltd.	386,358	9,373,284
Great Eastern Holdings Ltd.	3,600	52,956
Jardine Cycle & Carriage Ltd.	9,400	195,919
Olam Group Ltd.	413,800	505,674
Sembcorp Industries Ltd.	538,900	1,141,285
Singapore Exchange Ltd.	295,300	2,077,831
Singapore Technologies Engineering Ltd.	578,800	1,704,632
United Overseas Bank Ltd.	19,600	419,562
Venture Corp. Ltd.	99,700	1,223,910
Wilmar International Ltd.	554,800	1,768,531

TOTAL SINGAPORE		18,793,357

SPAIN — (2.0%)
Acciona SA	7,364	1,441,484
# ACS Actividades de Construccion y Servicios SA	96,442	2,469,423
Endesa SA	100,465	2,105,490
Ferrovial SA	90,797	2,328,430
Fluidra SA	19,601	530,485
Iberdrola SA	977,909	11,236,965
# Industria de Diseno Textil SA	196,125	4,112,205
Repsol SA	593,804	8,858,295
Telefonica SA	2,098,862	10,210,210

TOTAL SPAIN		43,292,987

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (2.4%)
	AddTech AB, Class B	79,454	$1,401,599
#	Atlas Copco AB, Class A	148,384	6,727,263
#	Atlas Copco AB, Class B	86,227	3,412,672
	Avanza Bank Holding AB	56,226	1,423,739
#	Axfood AB	37,200	1,100,819
#	Beijer Ref AB, Class B	14,877	242,257
#	Boliden AB	14,041	608,834
	Electrolux AB, Class B	124,096	1,892,514
#	Epiroc AB, Class A	133,951	2,715,597
	Epiroc AB, Class B	80,900	1,411,369
	H & M Hennes & Mauritz AB, Class B	201,936	2,542,187
	Husqvarna AB, Class A	1,245	12,025
	Husqvarna AB, Class B	14,113	134,908
	Indutrade AB	95,244	2,246,598
	Kindred Group PLC	95,508	837,356
	Lifco AB, Class B	25,965	544,632
	Medicover AB, Class B	18,708	309,767
#*	Millicom International Cellular SA	31,094	701,006
	MIPS AB	976	69,315
	Nolato AB, Class B	91,262	631,659
	Peab AB, Class B	84,278	805,148
	Sectra AB, Class B	50,936	642,575
	Sweco AB, Class B	79,887	1,127,455
#	Tele2 AB, Class B	223,821	2,966,587
	Telefonaktiebolaget LM Ericsson, Class A	12,933	109,402
	Telefonaktiebolaget LM Ericsson, Class B	676,560	5,397,070
	Telia Co. AB	777,555	3,227,331
#Ω	Thule Group AB	46,518	1,613,575
	Volvo AB, Class A	59,059	970,967
	Volvo AB, Class B	431,676	6,886,713

TOTAL SWEDEN.			52,712,939

SWITZERLAND — (8.4%)
	ABB Ltd.	209,661	6,290,237
	Bachem Holding AG, Class B	274	119,559
	EMS-Chemie Holding AG	2,419	2,158,049
	Geberit AG	14,079	8,028,884
	Givaudan SA	3,524	14,006,214
#	Kuehne + Nagel International AG	24,938	6,976,311
	Logitech International SA	69,413	4,532,669
	Nestle SA	144,809	18,693,984
	Partners Group Holding AG	7,501	7,947,288
	Roche Holding AG	8,192	3,291,099
	Roche Holding AG	183,630	68,092,523
	Schindler Holding AG	6,926	1,329,613
	SGS SA	2,308	5,930,454
	Sika AG	36,778	11,234,134
	Sonova Holding AG	24,134	8,703,351
	Straumann Holding AG	26,920	3,173,641
	Swisscom AG	13,349	7,893,274
	Temenos AG	21,808	2,201,425
Ω	VAT Group AG	6,795	2,101,771

TOTAL SWITZERLAND			182,704,480

UNITED KINGDOM — (13.7%)
	Admiral Group PLC	101,048	3,180,717
Ω	Airtel Africa PLC	54,891	100,436
	Anglo American PLC	335,117	14,842,658

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Ashtead Group PLC	224,550	$11,610,858
	AstraZeneca PLC, Sponsored ADR	17,967	1,193,009
Ω	Auto Trader Group PLC	383,457	3,026,303
	B&M European Value Retail SA	461,205	2,825,843
	BAE Systems PLC	1,327,767	12,264,127
	BP PLC	165,519	799,092
	BT Group PLC	4,496,264	9,970,850
	Bunzl PLC	87,823	3,388,266
	Burberry Group PLC	192,103	3,791,240
*	Centrica PLC	3,492,389	3,460,221
	CNH Industrial NV	277,392	3,939,414
	Coca-Cola HBC AG	14,125	286,369
	Computacenter PLC	20,174	677,840
	Diageo PLC, Sponsored ADR	106,135	21,086,902
	Diageo PLC	80,730	4,027,527
*††	Evraz PLC	188,057	0
	Experian PLC	211,338	7,298,420
	Ferguson PLC	94,077	11,801,910
	Games Workshop Group PLC	6,165	569,756
	GlaxoSmithKline PLC	1,506,206	33,953,771
	Hargreaves Lansdown PLC	120,292	1,377,144
	Howden Joinery Group PLC	331,968	3,142,911
	IMI PLC	95,715	1,611,335
	Imperial Brands PLC	553,895	11,529,618
	Intertek Group PLC	77,727	4,843,552
	ITV PLC	1,747,730	1,613,946
	JD Sports Fashion PLC	1,434,096	2,362,924
	Next PLC	63,730	4,773,419
	Reckitt Benckiser Group PLC	138,595	10,808,409
	RELX PLC, Sponsored ADR	334,644	9,855,266
	RELX PLC	74,172	2,210,125
	Rentokil Initial PLC	908,866	6,242,338
	Rightmove PLC	361,876	2,781,776
	Rio Tinto PLC	94,176	6,654,113
	Rio Tinto PLC, Sponsored ADR	251,488	17,885,827
	Softcat PLC	42,182	744,989
	Spirax-Sarco Engineering PLC	19,315	2,914,547
	SSE PLC	626,665	14,554,812
	St. James’s Place PLC	274,562	4,412,097
	Unilever PLC, Sponsored ADR	587,080	27,158,321
	Unilever PLC	110,930	5,152,421
*Ω	Watches of Switzerland Group PLC	10,125	128,016

TOTAL UNITED KINGDOM			296,853,435

TOTAL COMMON STOCKS			2,019,515,802

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	10,509	774,183
	Sartorius AG	6,967	2,612,134
	Volkswagen AG	51,396	7,959,514

TOTAL GERMANY			11,345,831

TOTAL INVESTMENT SECURITIES (Cost $1,854,981,030)			2,030,861,633

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (6.5%)†
@§ The DFA Short Term Investment Fund.	12,131,990	$140,330,728

TOTAL INVESTMENTS — (100.0%) (Cost $1,995,310,877)		$2,171,192,361

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$29,457,536	$125,873,577	—	$155,331,113
Austria	—	3,530,345	—	3,530,345
Belgium	—	13,970,103	—	13,970,103
Canada	229,614,332	—	—	229,614,332
China	—	855,821	—	855,821
Denmark	—	65,022,412	—	65,022,412
Finland	—	21,058,121	—	21,058,121
France	2,285,784	183,411,384	—	185,697,168
Germany	—	139,145,031	—	139,145,031
Hong Kong	—	45,070,148	—	45,070,148
Ireland	3,333,111	7,963,405	—	11,296,516
Israel	1,923,109	9,889,656	—	11,812,765
Italy	3,826,287	37,996,065	—	41,822,352
Japan	—	395,832,352	—	395,832,352
Netherlands	33,865,664	45,042,008	—	78,907,672
New Zealand	—	5,160,401	—	5,160,401
Norway	—	18,133,378	—	18,133,378
Portugal	—	2,898,574	—	2,898,574
Singapore	505,674	18,287,683	—	18,793,357
Spain	—	43,292,987	—	43,292,987
Sweden	—	52,712,939	—	52,712,939
Switzerland	4,532,669	178,171,811	—	182,704,480
United Kingdom	77,179,325	219,674,110	—	296,853,435
Preferred Stocks
Germany	—	11,345,831	—	11,345,831
Securities Lending Collateral	—	140,330,728	—	140,330,728

TOTAL	$386,523,491	$1,784,668,870	—	$2,171,192,361

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
BRAZIL — (3.8%)
*	3R Petroleum Oleo E Gas SA	19,228	$179,798
	Alper Consultoria e Corretora de Seguros SA	1,700	11,605
	Americanas SA	60,029	291,403
*	Anima Holding SA	27,507	30,879
	Atacadao SA	68,302	284,180
*	BK Brasil Operacao e Assessoria a Restaurantes SA	33,371	42,524
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,158	56,087
*	BRF SA	49,632	136,329
	Camil Alimentos SA	21,849	37,918
	Cia Brasileira de Distribuicao	25,039	102,963
	Cia de Locacao das Americas	67,707	322,652
#	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	52,566
	Cia Siderurgica Nacional SA	46,709	199,063
	Cielo SA	224,100	154,116
*	Cogna Educacao	257,892	127,800
	Construtora Tenda SA	10,834	12,754
	CSU Cardsystem SA	6,673	18,842
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	39,073	111,830
	Dexco SA	47,606	123,927
	Dimed SA Distribuidora da Medicamentos	11,900	27,849
	Direcional Engenharia SA	16,400	38,148
*	Embraer SA	84,766	243,636
*	Embraer SA, Sponsored ADR	6,184	70,312
*	Empreendimentos Pague Menos S/A	12,000	19,709
	Enauta Participacoes SA	16,500	68,884
	Eternit SA	9,700	26,977
	Even Construtora e Incorporadora SA	15,400	16,665
	Ez Tec Empreendimentos e Participacoes SA	17,678	55,995
*	Gafisa SA	82,000	26,040
	Grendene SA	42,100	80,471
*	Grupo De Moda Soma SA	10,531	25,732
*	Grupo Mateus SA	70,800	67,736
	Guararapes Confeccoes SA	16,144	30,107
*	Hidrovias do Brasil SA	45,180	29,152
	Hypera SA	51,100	386,768
	Industrias Romi SA	6,416	17,364
	Iochpe-Maxion SA	16,400	44,218
*	IRB Brasil Resseguros SA	153,000	85,723
	Jalles Machado SA	13,500	26,787
	JHSF Participacoes SA	45,058	59,786
	Kepler Weber SA	2,200	25,480
	M Dias Branco SA	11,168	53,469
	Mahle-Metal Leve SA	6,800	34,042
	Mills Estruturas e Servicos de Engenharia SA	42,900	64,559
*	Moura Dubeux Engenharia S/A	6,800	8,445
	Movida Participacoes SA	25,489	93,574
	MRV Engenharia e Participacoes SA	53,300	111,258
	Multiplan Empreendimentos Imobiliarios SA	43,494	216,856
	Natura & Co. Holding SA	99,547	374,312
	Porto Seguro SA	30,144	124,077
	Positivo Tecnologia SA	28,500	45,022
	Rumo SA	166,828	552,387
	Sao Carlos Empreendimentos e Participacoes SA	4,400	32,751
	Sao Martinho SA	33,622	315,618
Ω	Ser Educacional SA	11,600	21,961

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sinqia SA	8,500	$31,961
	SLC Agricola SA	15,290	163,633
	Sul America SA	62,037	333,277
	Tegma Gestao Logistica SA	6,400	18,356
	TIM SA	123,875	337,753
	Trisul SA	19,000	15,257
	Tupy SA	12,000	49,661
	Ultrapar Participacoes SA	94,870	250,802
	Unipar Carbocloro SA	1,411	26,154
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	51,707
	Vibra Energia SA	158,205	675,834
	Vulcabras Azaleia SA	13,400	26,589
	YDUQS Participacoes SA	44,975	146,643

TOTAL BRAZIL			7,946,733

CHILE — (0.4%)
*	Camanchaca SA	101,696	4,996
	CAP SA	6,796	84,293
	Cencosud SA	96,227	154,029
	Cia Sud Americana de Vapores SA	1,495,156	169,019
*	Clinica Las Condes SA	256	4,556
	Empresa Nacional de Telecomunicaciones SA	15,904	58,095
	Empresas CMPC SA	85,899	128,029
	Grupo Security SA	124,217	16,096
	Hortifrut SA	13,395	13,053
	Inversiones Aguas Metropolitanas SA	75,530	29,672
	Inversiones La Construccion SA	1,182	4,796
	Itau CorpBanca Chile SA	6,257,883	12,769
	PAZ Corp. SA	24,759	8,594
	Ripley Corp. SA	60,695	9,466
	Salfacorp SA	59,339	18,092
	Sigdo Koppers SA	56,342	48,892
	SMU SA	105,444	10,003
	Sociedad Matriz SAAM SA	472,935	29,393
	SONDA SA	48,024	16,388

TOTAL CHILE			820,231

CHINA — (23.2%)
*	21Vianet Group, Inc., ADR	15,168	90,553
	263 Network Communications Co. Ltd., Class A	42,100	22,987
	360 DigiTech, Inc., ADR	12,922	186,464
*	361 Degrees International Ltd.	154,000	79,434
*Ω	3SBio, Inc.	219,000	154,503
	5I5J Holding Group Co. Ltd., Class A	18,200	7,878
#	AAC Technologies Holdings, Inc.	101,000	235,914
Ω	AAG Energy Holdings Ltd.	78,000	14,794
	Addsino Co. Ltd., Class A	10,600	14,385
	Advanced Technology & Materials Co. Ltd., Class A	28,900	30,278
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	22,100	25,844
#	Agile Group Holdings Ltd.	252,000	120,680
*	Air China Ltd., Class H	270,000	181,992
	Ajisen China Holdings Ltd.	105,000	14,875
*	Alibaba Pictures Group Ltd.	1,670,000	140,910
Ω	A-Living Smart City Services Co. Ltd.	78,000	123,363
*	Alpha Group, Class A	21,700	12,143
*	Aluminum Corp. of China Ltd., Class H	590,000	270,562
	Angang Steel Co. Ltd., Class H	264,600	115,744
	Anhui Guangxin Agrochemical Co. Ltd., Class A	4,500	24,253

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	$12,423
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	23,800	28,355
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	7,351
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	16,276
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	38,678
*	Anton Oilfield Services Group	374,000	20,522
	Aoyuan Healthy Life Group Co. Ltd.	7,000	1,659
	APT Satellite Holdings Ltd.	118,000	35,099
*	Art Group Holdings Ltd.	15,000	570
*Ω	Ascletis Pharma, Inc.	26,000	13,935
	Asia Cement China Holdings Corp.	115,000	74,177
Ω	AsiaInfo Technologies Ltd.	26,000	43,835
	AviChina Industry & Technology Co. Ltd., Class H	447,000	242,525
#Ω	BAIC Motor Corp. Ltd., Class H	336,000	104,927
Ω	BAIOO Family Interactive Ltd.	80,000	4,694
	Bank of Changsha Co. Ltd., Class A	32,200	36,148
	Bank of Chengdu Co. Ltd., Class A	17,300	43,813
#	Bank of Chongqing Co. Ltd., Class H	69,500	39,349
	Bank of Guiyang Co. Ltd., Class A	38,500	35,796
	Bank of Suzhou Co. Ltd., Class A	40,500	44,142
*	Bank of Tianjin Co. Ltd., Class H	49,000	12,695
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	131,890	25,634
*	Baoye Group Co. Ltd., Class H	50,000	25,154
#*	Baozun, Inc., Class A	22,700	57,100
	BBMG Corp., Class H	267,000	43,687
	Beibuwan Port Co. Ltd., Class A	20,900	23,687
	Beijing Capital Development Co. Ltd., Class A	16,400	14,140
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	43,026
*	Beijing Capital International Airport Co. Ltd., Class H	306,000	167,170
	Beijing Dabeinong Technology Group Co. Ltd., Class A	42,600	46,066
*	Beijing Energy International Holding Co. Ltd.	1,042,000	34,364
	Beijing Enlight Media Co. Ltd., Class A	44,300	48,551
*	Beijing Enterprises Clean Energy Group Ltd.	1,640,000	15,620
	Beijing Enterprises Holdings Ltd.	85,000	287,355
*	Beijing Enterprises Urban Resources Group Ltd.	260,000	26,307
	Beijing Enterprises Water Group Ltd.	832,000	269,142
*††	Beijing Gas Blue Sky Holdings Ltd.	776,000	2,156
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,377	26,776
*	Beijing Health Holdings Ltd.	768,000	7,874
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	22,713
	Beijing North Star Co. Ltd., Class H	92,000	12,433
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	11,800	14,605
	Beijing Originwater Technology Co. Ltd., Class A.	36,800	25,995
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	29,300	18,413
	Beijing Shougang Co. Ltd., Class A	21,200	15,259
	Beijing Shunxin Agriculture Co. Ltd., Class A	5,500	16,967
	Beijing Sinnet Technology Co. Ltd., Class A	22,200	32,274
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	16,977
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	19,697
*	Beijing Ultrapower Software Co. Ltd., Class A	25,700	14,539
	Beijing Yanjing Brewery Co. Ltd., Class A	34,800	36,013
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	25,630
	Bestsun Energy Co. Ltd., Class A	36,200	23,848
	Binhai Investment Co. Ltd.	64,000	12,376
	Blue Sail Medical Co. Ltd., Class A	15,700	21,135
Ω	BOC Aviation Ltd.	4,800	37,653
	BOC International China Co. Ltd., Class A.	11,600	21,782
*	Bohai Leasing Co. Ltd., Class A	71,897	22,509

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bright Dairy & Food Co. Ltd., Class A	14,600	$24,319
*	Brilliance China Automotive Holdings Ltd.	424,000	149,460
#	BYD Electronic International Co. Ltd.	86,000	171,428
	C C Land Holdings Ltd.	243,000	61,678
	C&D International Investment Group Ltd.	28,340	69,554
	Cabbeen Fashion Ltd.	43,000	14,488
	Caitong Securities Co. Ltd., Class A	47,840	51,271
	Camel Group Co. Ltd., Class A	13,000	16,277
*	Capital Environment Holdings Ltd.	618,000	12,709
	Carrianna Group Holdings Co. Ltd.	214,000	13,606
	CECEP Solar Energy Co. Ltd., Class A	43,300	43,577
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	27,700	9,428
	CECEP Wind-Power Corp., Class A	47,700	28,866
	Central China Management Co. Ltd.	188,000	29,445
	Central China New Life Ltd.	22,000	11,251
	Central China Real Estate Ltd.	188,000	16,160
	Central China Securities Co. Ltd., Class H	107,000	17,347
	CGN New Energy Holdings Co. Ltd.	150,000	65,641
	Changjiang Securities Co. Ltd., Class A	81,400	67,954
	Chaowei Power Holdings Ltd.	99,000	21,195
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	4,400	8,123
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	23,526
	Chengtun Mining Group Co. Ltd., Class A	30,900	32,326
	China Aerospace International Holdings Ltd.	434,000	26,265
*	China Agri-Products Exchange Ltd.	591,408	7,896
#	China Aircraft Leasing Group Holdings Ltd.	51,500	34,604
	China BlueChemical Ltd., Class H	352,000	121,000
#Ω	China Bohai Bank Co. Ltd., Class H	345,000	56,428
*	China CAMC Engineering Co. Ltd., Class A	8,800	11,435
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	264,572
	China Coal Energy Co. Ltd., Class H	317,000	266,871
	China Communications Services Corp. Ltd., Class H	406,000	184,909
*	China Conch Environment Protection Holdings Ltd.	201,500	172,560
	China Conch Venture Holdings Ltd.	201,500	523,250
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	220,000	30,612
#*	China Dili Group	334,200	79,593
	China Dongxiang Group Co. Ltd.	642,000	36,587
*	China Eastern Airlines Corp. Ltd., ADR	1,223	20,546
*	China Eastern Airlines Corp. Ltd., Class H	346,000	116,515
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	26,667
*	China Energy Engineering Corp. Ltd.	228,779	83,327
	China Energy Engineering Corp. Ltd., Class H	362,000	49,628
Ω	China Everbright Greentech Ltd.	112,000	28,891
	China Everbright Ltd.	228,000	218,480
	China Express Airlines Co. Ltd., Class A	6,200	9,625
*	China Film Co. Ltd., Class A	21,400	33,022
	China Foods Ltd.	212,000	75,728
	China Galaxy Securities Co. Ltd., Class H	494,000	268,698
	China Gas Holdings Ltd.	438,400	534,395
#	China Glass Holdings Ltd.	122,000	20,854
	China Gold International Resources Corp. Ltd.	3,900	14,561
	China Great Wall Securities Co. Ltd., Class A	27,400	33,947
	China Hanking Holdings Ltd.	112,000	20,439
	China Harmony Auto Holding Ltd.	156,500	73,251
*	China High Speed Railway Technology Co. Ltd., Class A	49,900	16,879
#*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	54,154
	China Hongqiao Group Ltd.	340,500	423,660
#*Ω	China Huarong Asset Management Co. Ltd., Class H	1,029,000	47,050
	China International Marine Containers Group Co. Ltd., Class H	67,980	93,497

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Jinmao Holdings Group Ltd.	380,000	$124,889
	China Kepei Education Group Ltd.	22,000	6,109
	China Lesso Group Holdings Ltd.	148,000	185,079
	China Lilang Ltd.	100,000	48,313
*Ω	China Literature Ltd.	39,600	166,404
	China Medical System Holdings Ltd.	160,000	229,079
	China Meheco Co. Ltd., Class A	10,900	34,829
	China Merchants Energy Shipping Co. Ltd., Class A	85,200	65,750
	China Merchants Land Ltd.	332,000	31,425
	China Merchants Port Holdings Co. Ltd.	264,000	460,890
	China Merchants Property Operation & Service Co. Ltd., Class A	7,100	19,597
#	China Modern Dairy Holdings Ltd.	494,000	71,888
	China National Accord Medicines Corp. Ltd., Class A	4,000	17,327
	China National Building Material Co. Ltd., Class H	900,000	1,197,730
	China National Medicines Corp. Ltd., Class A	10,800	48,128
Ω	China New Higher Education Group Ltd.	80,000	28,032
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	23,600	14,646
*	China Oceanwide Holdings Ltd.	220,000	1,144
*	China Oil & Gas Group Ltd.	1,080,000	53,897
	China Oilfield Services Ltd., Class H	252,000	257,987
	China Oriental Group Co. Ltd.	150,000	39,685
	China Overseas Grand Oceans Group Ltd.	300,000	174,626
	China Publishing & Media Co. Ltd., Class A	10,200	6,948
	China Railway Hi-tech Industry Co. Ltd., Class A	22,100	26,495
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	95,918
*	China Rare Earth Holdings Ltd.	348,000	27,201
Ω	China Renaissance Holdings Ltd.	23,200	29,210
	China Resources Cement Holdings Ltd.	402,000	333,554
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	69,768
	China Resources Gas Group Ltd.	130,000	488,460
	China Resources Medical Holdings Co. Ltd.	161,000	89,338
Ω	China Resources Pharmaceutical Group Ltd.	184,000	96,964
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,500	75,369
	China Risun Group Ltd.	137,000	68,973
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	9,100
#	China Sanjiang Fine Chemicals Co. Ltd.	149,000	30,091
	China SCE Group Holdings Ltd.	332,000	59,403
#*	China Shanshui Cement Group Ltd.	272,000	79,634
*Ω	China Shengmu Organic Milk Ltd.	453,000	20,689
	China Shineway Pharmaceutical Group Ltd.	66,000	53,920
	China Shuifa Singyes Energy Holdings Ltd.	56,000	7,573
*	China Silver Group Ltd.	142,000	9,910
	China South City Holdings Ltd.	652,000	61,489
	China South Publishing & Media Group Co. Ltd., Class A	30,700	44,675
#*	China Southern Airlines Co. Ltd., Class H	236,000	131,803
	China State Construction International Holdings Ltd.	148,000	191,015
*	China Sunshine Paper Holdings Co. Ltd.	71,500	19,575
	China Taiping Insurance Holdings Co. Ltd.	234,200	267,753
#*	China Tianrui Group Cement Co. Ltd.	72,000	53,854
*	China Tianying, Inc., Class A	14,600	9,373
	China Traditional Chinese Medicine Holdings Co. Ltd.	512,000	249,457
	China TransInfo Technology Co. Ltd., Class A	14,300	18,429
#*	China Travel International Investment Hong Kong Ltd.	334,000	60,259
*	China Tungsten & Hightech Materials Co. Ltd., Class A	12,600	18,678
Ω	China Vast Industrial Urban Development Co. Ltd.	64,000	15,321
	China West Construction Group Co. Ltd., Class A	12,600	15,015
	China XLX Fertiliser Ltd.	71,000	60,925
	China Yongda Automobiles Services Holdings Ltd.	146,000	135,382

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China ZhengTong Auto Services Holdings Ltd.	220,500	$15,145
	China Zheshang Bank Co. Ltd., Class H	244,000	103,347
*††	China Zhongwang Holdings Ltd.	360,400	28,935
	Chinasoft International Ltd.	304,000	245,979
*	Chindata Group Holdings Ltd., ADR	9,154	57,121
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,600	17,854
	Chongqing Department Store Co. Ltd., Class A	2,400	10,104
	Chongqing Dima Industry Co. Ltd., Class A	22,000	7,261
*	Chongqing Iron & Steel Co. Ltd., Class H	66,000	9,419
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	10,031
	Chongqing Rural Commercial Bank Co. Ltd., Class H	436,000	169,298
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	14,531
	CIFI Holdings Group Co. Ltd.	525,135	252,599
#	CIMC Enric Holdings Ltd.	128,000	134,291
*	Cinda Real Estate Co. Ltd., Class A	18,100	17,841
*	CITIC Guoan Information Industry Co. Ltd., Class A	74,802	34,936
*	CITIC Resources Holdings Ltd.	674,000	47,241
*	Citychamp Watch & Jewellery Group Ltd.	204,000	27,155
	CMGE Technology Group Ltd.	76,000	19,946
	CMST Development Co. Ltd., Class A	27,600	23,033
*	CNFinance Holdings Ltd., ADR	5,542	16,959
	CNHTC Jinan Truck Co. Ltd., Class A	6,160	9,141
	COFCO Biotechnology Co. Ltd., Class A	17,700	21,881
	COFCO Joycome Foods Ltd.	359,000	146,070
	COFCO Sugar Holding Co. Ltd., Class A	19,500	21,067
#*Ω	Cogobuy Group	64,000	17,380
	Colour Life Services Group Co. Ltd.	116,194	9,181
*	Comba Telecom Systems Holdings Ltd.	94,000	15,783
	Concord New Energy Group Ltd.	1,220,000	112,296
	Consun Pharmaceutical Group Ltd.	112,000	65,272
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	160,538
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	244,000	128,008
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	34,270
	COSCO SHIPPING Ports Ltd.	339,031	241,742
	Country Garden Holdings Co. Ltd.	746,000	515,991
	CPMC Holdings Ltd.	77,000	38,256
*	Crazy Sports Group Ltd.	562,000	22,248
	CSG Holding Co. Ltd., Class A	15,400	13,000
	CSSC Hong Kong Shipping Co. Ltd.	66,000	10,408
	Da Ming International Holdings Ltd.	28,000	9,575
	DaFa Properties Group Ltd.	31,000	15,020
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	19,052
	Dare Power Dekor Home Co. Ltd., Class A	11,500	14,782
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	22,173
	Dazzle Fashion Co. Ltd., Class A	5,300	11,600
	DBG Technology Co. Ltd., Class A	9,400	12,590
	Deppon Logistics Co. Ltd., Class A	6,100	12,661
#	Dexin China Holdings Co. Ltd	108,000	40,826
	DHC Software Co. Ltd., Class A	40,200	35,156
	Digital China Group Co. Ltd., Class A	3,600	7,436
	Digital China Holdings Ltd.	134,000	63,036
	Digital China Information Service Co. Ltd., Class A	13,800	21,910
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	25,613
	Dongfang Electric Corp. Ltd., Class H	69,800	75,073
	Dongfeng Motor Group Co. Ltd., Class H	510,000	372,042
	Dongjiang Environmental Co. Ltd., Class H	21,200	7,697
	Dongxing Securities Co. Ltd., Class A	33,900	42,019
*	DouYu International Holdings Ltd., ADR	20,175	35,710
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	19,772

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	E-Commodities Holdings Ltd.	76,000	$17,054
	Edvantage Group Holdings Ltd.	50,000	17,233
	EEKA Fashion Holdings Ltd.	4,500	7,257
#	Essex Bio-technology Ltd.	34,000	17,133
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	23,106
#	EVA Precision Industrial Holdings Ltd.	112,000	21,400
Ω	Everbright Securities Co. Ltd., Class H	65,200	40,275
*	Fang Holdings Ltd., ADR	961	3,387
	Fangda Carbon New Material Co. Ltd., Class A	35,300	37,552
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	30,407
#	Fanhua, Inc., Sponsored ADR	6,773	41,180
	Far East Horizon Ltd.	310,000	252,860
	FAWER Automotive Parts Co. Ltd., Class A.	9,200	6,592
*	FIH Mobile Ltd.	437,000	54,242
	Financial Street Holdings Co. Ltd., Class A	33,100	32,320
	FinVolution Group, ADR	17,967	67,556
	First Capital Securities Co. Ltd., Class A	46,400	38,709
	First Tractor Co. Ltd., Class H	42,000	20,506
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	12,400	12,095
	Fosun International Ltd.	415,500	437,892
*	Founder Holdings Ltd.	218,000	17,049
	Fufeng Group Ltd.	313,000	156,806
	Fujian Funeng Co. Ltd., Class A	7,000	13,313
	Fujian Longking Co. Ltd., Class A	15,200	19,776
*	Fujian Sunner Development Co. Ltd., Class A	10,300	25,348
*	Fullshare Holdings Ltd.	1,047,500	15,790
#	Ganglong China Property Group Ltd.	55,000	31,597
	Gansu Shangfeng Cement Co. Ltd., Class A	10,200	32,216
*	GCL Technology Holdings Ltd.	166,000	52,438
*	GDS Holdings Ltd., Class A	52,600	211,279
	Geely Automobile Holdings Ltd.	738,000	1,141,087
	Gemdale Corp., Class A	19,300	41,900
	Gemdale Properties & Investment Corp. Ltd.	774,000	82,093
Ω	Genertec Universal Medical Group Co. Ltd.	183,500	117,885
*	Genimous Technology Co. Ltd., Class A	13,600	10,558
	Giant Network Group Co. Ltd., Class A	34,400	42,793
*	Glorious Property Holdings Ltd.	294,000	6,030
*	Glory Sun Financial Group Ltd.	628,000	6,082
	Golden Eagle Retail Group Ltd.	63,000	44,273
	Goldlion Holdings Ltd.	43,000	8,293
*	Goodbaby International Holdings Ltd.	101,000	12,688
	Grand Pharmaceutical Group Ltd., Class L	137,500	84,226
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	26,476
	Greattown Holdings Ltd., Class A	33,900	16,299
	Greatview Aseptic Packaging Co. Ltd.	194,000	52,735
	Greenland Hong Kong Holdings Ltd.	175,000	36,379
	Greentown China Holdings Ltd.	155,000	272,195
	GRG Banking Equipment Co. Ltd., Class A	31,300	40,273
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	13,813
	Guangdong Tapai Group Co. Ltd., Class A	17,100	22,667
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	15,116
*	Guanghui Energy Co. Ltd., Class A	105,161	141,107
*	Guangshen Railway Co. Ltd., Class H	208,000	34,745
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	27,102
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	45,100	19,220
	Guangzhou Automobile Group Co. Ltd., Class H	428,000	362,900
	Guangzhou Baiyun International Airport Co. Ltd., Class A	21,800	39,267
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	26,000	67,067
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	52,830

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou R&F Properties Co. Ltd., Class H	52,400	$19,452
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	27,270	30,254
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	19,503
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	8,500	8,518
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	26,011
	Guoyuan Securities Co. Ltd., Class A	45,390	41,249
*	Hainan Meilan International Airport Co. Ltd., Class H	20,000	37,814
	Haitian International Holdings Ltd.	102,000	251,066
	Haitong Securities Co. Ltd., Class H.	412,400	288,009
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	88,000	8,642
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	26,961
	Hangcha Group Co. Ltd., Class A	12,000	26,507
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	42,500
	Hangzhou Century Co. Ltd., Class A	16,700	11,726
*Ω	Harbin Bank Co. Ltd., Class H	451,000	38,419
	Harbin Electric Co. Ltd., Class H	164,000	43,426
	Health & Happiness H&H International Holdings Ltd.	18,000	19,783
#	Hello Group, Inc., Sponsored ADR	26,441	140,666
	Henan Pinggao Electric Co. Ltd., Class A	18,300	18,125
	Hengan International Group Co. Ltd.	93,500	441,864
*	Hengdeli Holdings Ltd.	392,000	12,961
	Hengtong Optic-electric Co. Ltd., Class A	21,600	32,757
	Hengyi Petrochemical Co. Ltd., Class A	18,500	21,326
	Hesteel Co. Ltd., Class A	83,100	29,229
*	Hi Sun Technology China Ltd.	390,000	46,988
	Hisense Home Appliances Group Co. Ltd., Class H	77,000	74,810
*	Homeland Interactive Technology Ltd.	66,000	11,510
	Hongda Xingye Co. Ltd., Class A	48,800	25,454
*	Honghua Group Ltd.	763,000	23,967
*††Ω	Honworld Group Ltd.	46,500	3,411
	Hopefluent Group Holdings Ltd.	28,000	5,847
	Hopson Development Holdings Ltd.	129,800	250,267
*Ω	Hua Hong Semiconductor Ltd.	13,000	50,482
	Huaan Securities Co. Ltd., Class A	32,630	21,428
	Huafa Industrial Co. Ltd. Zhuhai, Class A	15,200	17,593
*	Huafon Microfibre Shanghai Technology Co. Ltd.	9,700	5,251
	Huafu Fashion Co. Ltd., Class A	18,000	9,868
	Huaibei Mining Holdings Co. Ltd., Class A	11,300	24,145
	Huapont Life Sciences Co. Ltd., Class A	18,200	13,706
Ω	Huatai Securities Co. Ltd., Class H	36,000	49,480
	Huaxi Securities Co. Ltd., Class A	25,600	26,928
	Huaxin Cement Co. Ltd., Class A	18,399	60,786
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	22,524
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	31,654
*	Huishang Bank Corp. Ltd., Class H	31,000	9,875
	Humanwell Healthcare Group Co. Ltd., Class A	8,500	20,074
*	Hunan Gold Corp. Ltd., Class A	22,492	31,380
	Hunan Valin Steel Co. Ltd., Class A	75,200	65,929
#*	HUYA, Inc., ADR	9,906	40,912
	Hytera Communications Corp. Ltd., Class A	29,500	20,491
*Ω	iDreamSky Technology Holdings Ltd.	58,400	29,886
	IKD Co. Ltd., Class A	4,600	7,406
Ω	IMAX China Holding, Inc.	16,100	18,076
*	Inke Ltd.	144,000	24,546
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	19,300	42,256
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	5,000	21,475
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	79,800	52,604
	Inner Mongolia Yitai Coal Co. Ltd., Class H	16,900	26,141

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,900	$41,979
*	IRICO Group New Energy Co. Ltd., Class H	8,200	9,086
	IVD Medical Holding Ltd.	28,000	9,436
	JH Educational Technology, Inc.	44,000	22,552
*	Jiangnan Group Ltd.	598,000	18,456
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	24,900	30,363
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	27,089
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	11,160
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	14,800	10,220
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	1,900	8,012
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	18,300	38,669
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,100	25,446
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	39,500	17,312
	Jiangxi Bank Co. Ltd., Class H	140,500	23,292
	Jiangxi Copper Co. Ltd., Class H	186,000	290,946
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	12,995
	Jiangxi Zhengbang Technology Co. Ltd., Class A	31,500	27,691
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	7,333
	Jiayuan International Group Ltd.	226,168	34,267
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	28,729
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,000	1,223
	Jinduicheng Molybdenum Co. Ltd., Class A	27,600	31,091
#	Jingrui Holdings Ltd.	117,000	24,207
*	JinkoSolar Holding Co. Ltd., ADR	7,079	362,870
*	Jinmao Property Services Co. Ltd.	5,740	4,279
	Jinneng Science&Technology Co. Ltd., Class A	7,300	10,700
	Jiuzhitang Co. Ltd., Class A	15,800	20,063
	Jizhong Energy Resources Co. Ltd., Class A	57,400	65,392
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	38,913
	Jointown Pharmaceutical Group Co. Ltd., Class A	24,600	47,731
	Joy City Property Ltd.	498,000	18,949
#	JOYY, Inc., ADR	8,665	342,874
	Ju Teng International Holdings Ltd.	256,000	45,416
	Juneyao Airlines Co. Ltd., Class A	10,400	19,166
	JY Grandmark Holdings Ltd.	38,000	10,250
	Kaisa Prosperity Holdings Ltd.	7,250	5,391
	Kaiser China Cultural Co. Ltd., Class A	8,000	6,385
*Ω	Kangda International Environmental Co. Ltd.	63,000	5,577
#*	Kasen International Holdings Ltd.	181,000	12,013
	Kinetic Development Group Ltd.	546,000	45,360
	Kingboard Holdings Ltd.	119,500	538,003
	Kingboard Laminates Holdings Ltd.	41,500	63,659
	Kingfa Sci & Tech Co. Ltd., Class A	14,800	18,484
	Kingsoft Corp. Ltd.	123,200	369,724
*	Kong Sun Holdings Ltd.	50,000	277
	Konka Group Co. Ltd., Class A	13,600	9,211
	Kunlun Energy Co. Ltd.	556,000	461,417
	Kunlun Tech Co. Ltd., Class A	10,300	22,253
#	KWG Group Holdings Ltd.	220,500	78,898
	KWG Living Group Holdings Ltd.	164,500	61,889
	Lao Feng Xiang Co. Ltd., Class A	3,000	17,764
*	Launch Tech Co. Ltd., Class H	3,500	1,046
	Lee & Man Chemical Co. Ltd.	34,000	29,078
	Lee & Man Paper Manufacturing Ltd.	219,000	104,757
	Lee’s Pharmaceutical Holdings Ltd.	36,500	9,188
Ω	Legend Holdings Corp., Class H	98,300	116,305
	Leo Group Co. Ltd., Class A	88,700	22,420
*	LexinFintech Holdings Ltd., ADR	15,771	40,374
	Liaoning Cheng Da Co. Ltd., Class A	21,600	43,209

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Liaoning Port Co. Ltd., Class H	396,000	$34,641
	Livzon Pharmaceutical Group, Inc., Class H	12,700	42,740
#	Logan Group Co. Ltd.	176,000	54,758
	Long Yuan Construction Group Co. Ltd., Class A	8,300	6,482
	Lonking Holdings Ltd.	365,000	100,765
	Luenmei Quantum Co. Ltd., Class A	13,600	13,928
	Luolai Lifestyle Technology Co. Ltd., Class A	9,000	17,013
*	Luoniushan Co. Ltd., Class A	15,800	13,826
	Luxi Chemical Group Co. Ltd., Class A	27,800	76,812
*Ω	Luye Pharma Group Ltd.	289,500	90,301
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	22,133
	Maanshan Iron & Steel Co. Ltd., Class H	52,000	20,332
*Ω	Maoyan Entertainment	56,400	44,494
#*Ω	Meitu, Inc.	72,500	8,585
	Metallurgical Corp. of China Ltd., Class H	506,000	129,546
Ω	Midea Real Estate Holding Ltd.	29,600	56,365
	Min Xin Holdings Ltd.	42,000	18,711
	Minmetals Land Ltd.	338,000	31,875
Ω	Minsheng Education Group Co. Ltd.	126,000	11,071
	Minth Group Ltd.	110,000	259,183
	MLS Co. Ltd., Class A	26,700	35,764
*	MMG Ltd.	376,000	158,550
	Nanjing Iron & Steel Co. Ltd., Class A	62,300	33,697
*	Nanjing Sample Technology Co. Ltd., Class H	36,000	22,979
	Nanjing Securities Co. Ltd., Class A	60,300	67,679
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	21,888
	NetDragon Websoft Holdings Ltd.	30,500	60,970
	New China Life Insurance Co. Ltd., Class H	126,200	319,753
*	New Sparkle Roll International Group Ltd.	152,000	1,703
*	New World Department Store China Ltd.	54,000	6,999
	Newland Digital Technology Co. Ltd., Class A	8,500	15,109
	Nexteer Automotive Group Ltd.	158,000	89,231
	Nine Dragons Paper Holdings Ltd.	329,000	290,551
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	24,556
	Ningbo Joyson Electronic Corp., Class A	16,700	27,388
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	27,355
	Northeast Securities Co. Ltd., Class A	31,000	30,571
	Offshore Oil Engineering Co. Ltd., Class A	53,041	32,788
*	OFILM Group Co. Ltd., Class A	37,900	31,604
	Opple Lighting Co. Ltd., Class A	10,173	24,649
	ORG Technology Co. Ltd., Class A	18,200	13,393
*	Orient Group, Inc., Class A	37,500	15,102
Ω	Orient Securities Co. Ltd., Class H	116,000	69,938
	Oriental Pearl Group Co. Ltd., Class A	34,300	36,096
	Pacific Online Ltd.	84,000	13,314
*	Pacific Securities Co. Ltd., Class A	51,700	21,032
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	69,000	32,223
	PAX Global Technology Ltd.	118,000	101,720
	PCI Technology Group Co. Ltd., Class A	29,800	26,476
	Perfect World Co. Ltd., Class A	19,750	43,965
*	Phoenix Media Investment Holdings Ltd.	272,000	13,274
	PICC Property & Casualty Co. Ltd., Class H	480,000	490,953
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	14,500	31,678
	Poly Property Group Co. Ltd.	497,000	124,863
*	Pou Sheng International Holdings Ltd.	480,000	55,545
#	Powerlong Real Estate Holdings Ltd.	242,000	82,062
	Prinx Chengshan Holding Ltd.	18,000	16,603
*	PW Medtech Group Ltd.	123,000	12,904
	Q Technology Group Co. Ltd.	49,000	34,473

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Gon Technology Co. Ltd., Class A	3,900	$12,958
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	26,564
Ω	Qingdao Port International Co. Ltd., Class H	30,000	15,099
	Qingdao Rural Commercial Bank Corp., Class A	58,800	30,151
	Qingling Motors Co. Ltd., Class H	156,000	27,801
	Qinhuangdao Port Co. Ltd., Class H	55,000	8,400
	Radiance Holdings Group Co. Ltd.	50,000	27,154
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	8,126
	Realcan Pharmaceutical Group Co. Ltd., Class A	34,200	18,663
*Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	44,368
Ω	Redco Properties Group Ltd.	160,000	44,504
	Redsun Properties Group Ltd.	92,000	32,250
	Renhe Pharmacy Co. Ltd., Class A	11,200	10,232
	Ronshine China Holdings Ltd.	56,000	16,554
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	20,277
	Sealand Securities Co. Ltd., Class A	67,800	34,366
	Seazen Group Ltd.	356,190	150,450
*	Secoo Holding Ltd., ADR	6,300	2,158
	SGIS Songshan Co. Ltd., Class A	31,900	17,723
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	22,100	34,668
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	13,025
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	10,000	27,471
#	Shandong Chenming Paper Holdings Ltd., Class H	84,000	33,002
	Shandong Humon Smelting Co. Ltd., Class A	15,300	21,939
	Shandong Longda Meishi Co. Ltd., Class A	6,700	10,160
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	32,800	13,251
	Shandong New Beiyang Information Technology Co. Ltd., Class A	16,000	15,446
	Shandong Sun Paper Industry JSC Ltd., Class A	29,819	55,419
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	313,200	333,667
	Shandong Xiantan Co. Ltd., Class A	10,050	12,614
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	16,919
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	83,500	24,693
	Shanghai AJ Group Co. Ltd., Class A	15,600	13,925
	Shanghai Bailian Group Co. Ltd., Class A	14,500	24,449
	Shanghai Construction Group Co. Ltd., Class A	26,039	12,743
	Shanghai Electric Group Co. Ltd., Class H	394,000	95,934
	Shanghai Environment Group Co. Ltd., Class A	10,600	15,412
	Shanghai Industrial Development Co. Ltd., Class A	28,100	17,090
	Shanghai Industrial Holdings Ltd.	88,000	129,627
	Shanghai Industrial Urban Development Group Ltd.	515,200	44,877
	Shanghai Jin Jiang Capital Co. Ltd., Class H	294,000	115,772
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	13,700	18,592
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	12,439
	Shanghai Maling Aquarius Co. Ltd., Class A	12,900	13,736
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	4,900	8,437
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	147,400	238,342
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	8,400	11,430
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,900	22,051
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	30,190
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	29,900	40,652
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	28,932
	Shanxi Coking Co. Ltd., Class A	32,110	26,964
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	60,050	127,044
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	37,800	88,219
	Shanxi Securities Co. Ltd., Class A	49,010	37,009
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	46,200	41,337
	Shanying International Holding Co. Ltd., Class A	57,700	24,562
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	119,783
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	210,400	43,960

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	$16,218
*	Shenzhen Airport Co. Ltd., Class A	31,600	30,447
	Shenzhen Aisidi Co. Ltd., Class A	23,200	25,217
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	17,282
	Shenzhen Gas Corp. Ltd., Class A	10,500	10,152
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	11,695
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,000	19,534
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,000	13,954
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	11,878
	Shenzhen International Holdings Ltd.	238,257	255,170
	Shenzhen Investment Ltd.	548,068	118,238
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	30,237
	Shenzhen Kaifa Technology Co. Ltd., Class A	4,600	6,761
*	Shenzhen MTC Co. Ltd., Class A	39,000	18,930
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	31,000	15,086
*	Shenzhen SDG Information Co. Ltd., Class A	15,200	10,622
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	5,800	9,298
	Shenzhen Tagen Group Co. Ltd., Class A	11,800	11,863
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	19,526
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	24,190
	Shenzhen Zhenye Group Co. Ltd., Class A	25,500	16,785
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,700	22,484
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	19,700	15,505
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	16,648
#	Shimao Group Holdings Ltd.	111,000	62,523
	Shoucheng Holdings Ltd.	252,000	34,412
#	Shougang Fushan Resources Group Ltd.	332,790	124,354
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	10,724
	Shui On Land Ltd.	643,500	91,067
*	Sichuan Haite High-tech Co. Ltd., Class A	13,100	17,547
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	146,860	69,922
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,293	49,524
	Sichuan Shuangma Cement Co. Ltd., Class A	4,900	12,945
#	Sihuan Pharmaceutical Holdings Group Ltd.	563,000	88,864
*	Silver Grant International Holdings Group Ltd.	324,000	18,621
††	Sinic Holdings Group Co. Ltd., Class H	28,000	678
	Sinochem International Corp., Class A	13,700	12,489
	Sinofert Holdings Ltd.	464,000	77,364
	Sinolink Securities Co. Ltd., Class A	29,300	36,378
*	Sinolink Worldwide Holdings Ltd.	583,200	17,194
	Sinoma International Engineering Co., Class A	21,100	24,821
	Sino-Ocean Group Holding Ltd.	378,000	71,383
	Sinopec Engineering Group Co. Ltd., Class H	209,000	109,209
	Sinopec Kantons Holdings Ltd.	230,000	78,251
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	115,251
	Sinopharm Group Co. Ltd., Class H	238,400	548,601
	Sinotrans Ltd., Class H	393,000	118,771
	Sinotruk Hong Kong Ltd.	114,000	137,886
	Skyworth Digital Co. Ltd., Class A	15,900	29,464
*	Skyworth Group Ltd.	208,179	108,990
*	SOHO China Ltd.	132,000	24,119
	SooChow Securities Co. Ltd., Class A	63,310	64,682
	Southwest Securities Co. Ltd., Class A	58,600	32,915
*	So-Young International, Inc., ADR	7,748	10,537
#	SSY Group Ltd.	184,000	90,385
	Sun Art Retail Group Ltd.	256,000	79,466
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	26,692
*	Suning Universal Co. Ltd., Class A	39,700	20,997
*	Suning.com Co. Ltd., Class A	91,300	44,598

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Sunshine 100 China Holdings Ltd.	74,000	$3,489
	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	14,234
	Suofeiya Home Collection Co. Ltd., Class A	7,100	21,873
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,900	42,821
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	17,581
	SY Holdings Group Ltd.	8,000	6,488
	Symphony Holdings Ltd.	240,000	30,237
	Tangrenshen Group Co. Ltd., Class A	14,600	16,552
	Tangshan Jidong Cement Co. Ltd., Class A	19,100	31,042
	TangShan Port Group Co. Ltd., Class A	72,600	30,149
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	23,537
	Tasly Pharmaceutical Group Co. Ltd., Class A	13,000	20,662
	TCL Electronics Holdings Ltd.	176,000	79,612
*	Tencent Music Entertainment Group, ADR	87,413	371,505
	Tenfu Cayman Holdings Co. Ltd.	7,000	4,453
	Tian An China Investment Co. Ltd.	123,000	58,329
	Tian Di Science & Technology Co. Ltd., Class A	49,300	33,433
*	Tian Shan Development Holding Ltd.	52,000	13,055
	Tiande Chemical Holdings Ltd.	156,000	36,602
	Tiangong International Co. Ltd.	200,000	65,951
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	24,315
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	29,286
	Tianjin Guangyu Development Co. Ltd., Class A	13,400	22,443
	Tianjin Port Development Holdings Ltd.	526,000	42,793
	Tianjin Teda Co. Ltd., Class A	47,200	25,499
#	Tianneng Power International Ltd.	122,000	101,642
*	Tibet Water Resources Ltd.	121,000	7,421
	Times China Holdings Ltd.	88,000	31,202
	TK Group Holdings Ltd.	26,000	7,433
	Tomson Group Ltd.	80,000	19,957
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	85,239
*	Tongcheng Travel Holdings Ltd.	125,200	220,774
*	Tongda Group Holdings Ltd.	985,000	16,620
*	Tongdao Liepin Group	25,600	47,427
	TongFu Microelectronics Co. Ltd., Class A	14,500	28,790
*	Tongguan Gold Group Ltd.	110,000	10,748
	Tongling Nonferrous Metals Group Co. Ltd., Class A	138,400	72,340
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	22,258
	Topsec Technologies Group, Inc., Class A	14,700	20,430
	Transfar Zhilian Co. Ltd., Class A	38,900	36,983
	TravelSky Technology Ltd., Class H	132,000	199,343
*	Trigiant Group Ltd.	210,000	12,477
*	Trip.com Group Ltd., ADR	1,072	25,353
*	Trip.com Group Ltd.	38,450	907,944
	TRS Information Technology Corp. Ltd., Class A	11,500	18,145
	Truly International Holdings Ltd.	254,000	69,181
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	52,300	13,257
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	23,793	11,141
	Unilumin Group Co. Ltd., Class A	12,900	10,848
	Uni-President China Holdings Ltd.	168,000	147,219
	United Energy Group Ltd.	1,150,000	135,243
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,300	26,034
	Valiant Co. Ltd., Class A	13,000	34,952
	Vatti Corp. Ltd., Class A	16,200	12,326
#	Vinda International Holdings Ltd.	48,000	115,737
*	Viomi Technology Co. Ltd., ADR	5,130	8,054
*	Vipshop Holdings Ltd., ADR	58,456	447,773
	Visual China Group Co. Ltd., Class A	11,400	20,467
	Wangfujing Group Co. Ltd., Class A	7,200	24,709

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wangsu Science & Technology Co. Ltd., Class A	28,600	$20,644
	Wanguo International Mining Group Ltd.	26,000	6,131
	Wanxiang Qianchao Co. Ltd., Class A	31,900	24,838
	Wasion Holdings Ltd.	56,000	18,316
	Wasu Media Holding Co. Ltd., Class A	14,000	15,758
	Weichai Power Co. Ltd., Class H	74,000	103,371
	Weifu High-Technology Group Co. Ltd., Class A	12,200	37,334
	Weiqiao Textile Co., Class H	68,500	19,072
	West China Cement Ltd.	394,000	61,954
	Western Securities Co. Ltd., Class A	47,700	44,793
	Wharf Holdings Ltd.	220,000	644,578
*	Wison Engineering Services Co. Ltd.	126,000	4,872
	Wolong Electric Group Co. Ltd., Class A	12,900	21,143
	Wuchan Zhongda Group Co. Ltd., Class A	50,940	37,971
	Wuhu Token Science Co. Ltd., Class A	15,700	14,420
	Wuling Motors Holdings Ltd.	110,000	14,489
	Wuxi Boton Technology Co. Ltd., Class A	4,200	8,900
	Wuxi Taiji Industry Co. Ltd., Class A	24,500	24,524
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	46,500	20,450
	Xiamen C & D, Inc., Class A	34,808	76,066
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,400	11,725
	Xiamen International Port Co. Ltd., Class H	114,000	12,524
	Xiamen ITG Group Corp. Ltd., Class A	23,400	26,382
*	Xinchen China Power Holdings Ltd.	207,000	10,736
	Xinfengming Group Co. Ltd., Class A	14,000	20,008
	Xingda International Holdings Ltd.	223,372	40,050
	Xingfa Aluminium Holdings Ltd.	20,000	26,389
	Xinhu Zhongbao Co. Ltd., Class A	112,100	46,852
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	44,101
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	102,878	146,225
	Xinjiang Tianshan Cement Co. Ltd., Class A	13,600	25,017
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	25,722
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	38,244
	Xinte Energy Co. Ltd., Class H	39,200	85,150
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	25,483	18,523
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	10,100	23,699
	Xinyi Energy Holdings Ltd.	212,000	113,401
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	34,673
	Xuji Electric Co. Ltd., Class A	11,800	27,774
*	Xunlei Ltd., ADR	18,989	26,395
*	YaGuang Technology Group Co. Ltd., Class A	19,200	15,154
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	20,000	25,935
	Yankuang Energy Group Co. Ltd., Class H	188,000	530,379
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	31,230
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	6,400	29,890
	Yeebo International Holdings Ltd.	46,000	14,546
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	19,000	12,145
	Yifan Pharmaceutical Co. Ltd., Class A	5,800	10,372
#	Yincheng International Holding Co. Ltd.	48,000	16,495
	Yintai Gold Co. Ltd., Class A	39,400	55,555
*	Yiren Digital Ltd., Sponsored ADR	15,061	30,875
#*Ω	Yixin Group Ltd.	105,500	10,642
	Yonghui Superstores Co. Ltd., Class A	119,100	79,676
	Yotrio Group Co. Ltd., Class A	30,100	15,006
	Youngor Group Co. Ltd., Class A	54,700	56,477
*	Youzu Interactive Co. Ltd., Class A	12,600	17,334
*	Yuan Heng Gas Holdings Ltd.	260,000	14,875
	Yuexiu Property Co. Ltd.	243,600	253,469
	Yunnan Copper Co. Ltd., Class A	22,400	35,122

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yunnan Tin Co. Ltd., Class A	17,600	$47,404
	Yutong Bus Co. Ltd., Class A	24,884	28,438
	Yuzhou Group Holdings Co. Ltd.	132,376	9,363
	Zepp Health Corp., ADR	4,441	10,747
	Zhaojin Mining Industry Co. Ltd., Class H	128,000	121,673
	Zhejiang China Commodities City Group Co. Ltd., Class A	50,200	38,615
	Zhejiang Communications Technology Co. Ltd.	11,800	12,136
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	17,200	11,496
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	24,662
	Zhejiang Hailiang Co. Ltd., Class A	21,600	29,510
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	16,653
	Zhejiang Huace Film & Television Co. Ltd., Class A	13,800	9,022
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	22,975
*	Zhejiang Jingu Co. Ltd., Class A	16,100	12,477
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	30,472
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	23,981
	Zhejiang Juhua Co. Ltd., Class A	31,800	54,343
	Zhejiang Longsheng Group Co. Ltd., Class A	46,300	70,482
	Zhejiang Medicine Co. Ltd., Class A	8,405	16,009
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	14,082
	Zhejiang Runtu Co. Ltd., Class A	10,300	12,110
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	33,140
	Zhejiang Southeast Space Frame Co. Ltd., Class A	10,400	13,604
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	12,342
	Zhejiang Wanliyang Co. Ltd., Class A	13,900	13,904
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	15,510
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	35,907
*	Zhong An Group Ltd.	490,000	18,617
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	60,300	207,332
	Zhongjin Gold Corp. Ltd., Class A	62,900	68,853
#	Zhongliang Holdings Group Co. Ltd.	102,000	32,738
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	24,797
*	Zhongtian Financial Group Co. Ltd., Class A	95,600	30,942
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	57,265
	Zhuguang Holdings Group Co. Ltd.	252,000	45,940
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	19,100	21,665
	Zhuzhou CRRC Times Electric Co.	20,000	78,625
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,820	31,889
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	175,600	102,674

TOTAL CHINA			48,756,753

COLOMBIA — (0.1%)
	Cementos Argos SA	18,135	27,514
*	Corp. Financiera Colombiana SA	2,644	19,373
	Grupo Argos SA	26,581	96,707
	Mineros SA	14,565	11,941

TOTAL COLOMBIA			155,535

GREECE — (0.3%)
	Autohellas Tourist & Trading SA	1,238	12,124
	Bank of Greece	2,693	50,690
*	Ellaktor SA	8,370	12,000
	ElvalHalcor SA	8,527	14,972
*	Fourlis Holdings SA	7,278	28,375
	Hellenic Petroleum Holdings SA	8,289	62,637
*	Intracom Holdings SA	5,005	8,997
	JUMBO SA	7,919	128,350
*	LAMDA Development SA	9,148	62,261

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Motor Oil Hellas Corinth Refineries SA	7,824	$123,777
*	Piraeus Financial Holdings SA	61,528	88,825
	Piraeus Port Authority SA	549	10,066
	Plastika Kritis SA	839	15,001
	Thrace Plastics Holding & Co.	2,454	12,117
	Titan Cement International SA	5,440	76,216

TOTAL GREECE			706,408

HONG KONG — (0.0%)
	Tongguan Gold Group Ltd.	2,000	196

INDIA — (16.1%)
	ACC Ltd.	8,767	265,880
	Action Construction Equipment Ltd.	8,035	25,116
	Adani Enterprises Ltd.	8,346	253,204
*	Adani Transmission Ltd.	25,846	931,120
	ADF Foods Ltd.	985	9,637
*	Aditya Birla Capital Ltd.	73,935	115,416
	Advanced Enzyme Technologies Ltd.	4,364	17,149
	Aegis Logistics Ltd.	15,179	43,614
	Agro Tech Foods Ltd.	885	10,507
*	Ahluwalia Contracts India Ltd.	2,928	20,012
	AIA Engineering Ltd.	3,878	97,582
	Ajanta Pharma Ltd.	1,436	32,301
	Alembic Ltd.	6,876	6,921
	Alembic Pharmaceuticals Ltd.	6,085	61,814
	Alkem Laboratories Ltd.	2,747	116,826
	Allcargo Logistics Ltd.	7,469	34,302
	Amara Raja Batteries Ltd.	8,744	63,667
	Ambuja Cements Ltd.	31,888	154,209
	Anant Raj Ltd.	16,935	13,807
	Andhra Sugars Ltd.	8,815	18,500
	Apar Industries Ltd.	3,450	30,186
*	APL Apollo Tubes Ltd.	5,380	71,632
	Apollo Tyres Ltd.	48,732	129,141
*	Arvind Fashions Ltd.	9,143	33,944
*	Arvind Ltd.	22,037	35,229
	Asahi India Glass Ltd.	9,893	59,431
	Ashok Leyland Ltd.	153,980	252,958
*	Ashoka Buildcon Ltd.	22,830	25,583
*Ω	Aster DM Healthcare Ltd.	13,536	34,022
	Astra Microwave Products Ltd.	6,818	22,396
*Ω	AU Small Finance Bank Ltd.	5,548	99,842
	Aurobindo Pharma Ltd.	41,324	337,433
	Automotive Axles Ltd.	879	18,333
	Avanti Feeds Ltd.	6,008	34,009
	Bajaj Consumer Care Ltd.	16,837	36,777
*	Bajaj Hindusthan Sugar Ltd.	120,090	26,707
	Bajaj Holdings & Investment Ltd.	4,042	273,349
	Balmer Lawrie & Co. Ltd.	10,274	15,905
	Balrampur Chini Mills Ltd.	24,145	139,438
Ω	Bandhan Bank Ltd.	44,652	193,106
*	Bank of Baroda	150,351	219,218
*	Bank of India	69,531	43,302
*	Bank of Maharashtra	86,887	20,122
	Bannari Amman Sugars Ltd.	582	20,335
	BASF India Ltd	1,135	39,773
	BEML Ltd.	2,896	62,256
	Bhansali Engineering Polymers Ltd.	4,273	6,970

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bharat Dynamics Ltd.	3,645	$35,412
	Bharat Electronics Ltd.	142,993	440,990
	Bharat Forge Ltd.	24,880	226,807
*	Bharat Heavy Electricals Ltd.	142,805	97,227
*	Biocon Ltd.	50,204	242,081
	Birla Corp. Ltd.	3,651	51,709
	Birlasoft Ltd.	15,835	84,396
	Bodal Chemicals Ltd.	10,211	14,547
	Bombay Burmah Trading Co.	3,632	47,671
	Bosch Ltd.	770	145,321
	Brigade Enterprises Ltd.	13,825	81,341
	Brightcom Group Ltd.	38,864	42,174
	BSE Ltd.	7,806	91,548
*	Camlin Fine Sciences Ltd.	4,534	7,215
	Can Fin Homes Ltd.	6,649	51,003
*	Canara Bank	53,578	159,026
	Caplin Point Laboratories Ltd.	1,504	13,853
	Carborundum Universal Ltd.	14,563	147,627
	Care Ratings Ltd.	2,317	13,897
	CCL Products India Ltd.	6,150	32,721
	Ceat Ltd.	3,566	52,498
*	Central Bank of India Ltd.	83,987	20,308
	Century Enka Ltd.	2,942	22,546
	Century Plyboards India Ltd.	2,114	17,475
	Century Textiles & Industries Ltd.	7,318	79,065
	Chambal Fertilisers & Chemicals Ltd.	30,634	181,366
	Cholamandalam Financial Holdings Ltd.	12,502	105,751
	Cholamandalam Investment & Finance Co. Ltd.	42,789	413,233
	Cigniti Technologies Ltd.	1,547	8,812
	Cipla Ltd.	57,177	728,863
	City Union Bank Ltd.	54,861	97,798
	Clariant Chemicals India Ltd.	2,356	14,991
Ω	Cochin Shipyard Ltd.	3,729	16,290
	Container Corp. of India Ltd.	33,282	280,621
	Coromandel International Ltd.	10,096	117,530
	Cosmo Films Ltd.	1,029	25,314
*	CreditAccess Grameen Ltd.	5,987	80,778
*	CSB Bank Ltd.	4,859	13,528
	Cummins India Ltd.	18,225	244,281
	Cyient Ltd.	10,301	118,436
*	D B Realty Ltd.	14,432	16,718
	Dalmia Bharat Ltd.	9,115	180,090
	Dalmia Bharat Sugar & Industries Ltd.	1,619	9,938
*	DCB Bank Ltd.	35,096	36,350
	DCM Shriram Ltd.	4,286	65,670
*	DCW Ltd.	20,413	12,481
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	7,095	61,682
	Delta Corp. Ltd.	17,415	60,166
*	DEN Networks Ltd.	8,685	4,615
	Dhampur Sugar Mills Ltd.	5,029	34,044
*	Dhani Services Ltd.	24,787	17,569
	Dhanuka Agritech Ltd.	996	9,268
Ω	Dilip Buildcon Ltd.	2,926	10,025
*	Dish TV India Ltd.	232,134	49,428
*	Dishman Carbogen Amcis Ltd.	4,884	10,390
	Dr Reddy’s Laboratories Ltd., ADR	9,378	503,411
*	DRC Systems India Ltd.	660	371
*	Dredging Corp. of India Ltd.	3,953	17,789
	Dwarikesh Sugar Industries Ltd.	25,698	42,129

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dynamatic Technologies Ltd.	483	$14,500
	eClerx Services Ltd.	1,807	56,771
	Edelweiss Financial Services Ltd.	46,865	36,485
	EID Parry India Ltd.	13,557	94,461
*	EIH Ltd.	31,373	65,038
	Electrosteel Castings Ltd.	48,829	24,236
Ω	Endurance Technologies Ltd.	1,525	24,302
	Engineers India Ltd.	34,500	28,825
	EPL Ltd.	5,984	13,119
*Ω	Equitas Small Finance Bank Ltd.	46,811	33,149
Ω	Eris Lifesciences Ltd.	1,235	11,030
	Escorts Ltd.	5,942	126,150
*	Eveready Industries India Ltd.	7,160	29,840
	Everest Kanto Cylinder Ltd.	7,155	18,138
	Excel Industries Ltd.	810	15,109
	Exide Industries Ltd.	61,622	122,353
*	FDC Ltd.	8,828	30,763
	Federal Bank Ltd.	225,306	280,392
	Finolex Cables Ltd.	10,965	57,037
	Finolex Industries Ltd.	45,245	91,498
	Firstsource Solutions Ltd.	40,640	65,557
	Force Motors Ltd.	534	8,265
*	Fortis Healthcare Ltd.	59,044	204,659
*	Future Consumer Ltd.	308,324	9,034
	Gabriel India Ltd.	6,314	9,722
	GAIL India Ltd.	211,778	437,952
*	Gateway Distriparks Ltd.	29,308	28,621
	GE Power India Ltd.	2,978	6,811
*	GE T&D India Ltd.	4,524	7,294
*Ω	General Insurance Corp. of India	7,017	12,133
	Genus Power Infrastructures Ltd.	4,957	6,661
	Geojit Financial Services Ltd	13,957	11,965
	GHCL Ltd.	12,047	97,095
	GIC Housing Finance Ltd.	4,685	8,702
	Glenmark Pharmaceuticals Ltd.	25,269	144,672
	Godawari Power & Ispat Ltd.	4,936	26,714
	Godfrey Phillips India Ltd.	2,269	35,760
Ω	Godrej Agrovet Ltd.	5,663	40,346
*	Godrej Industries Ltd.	12,487	80,108
	Goodyear India Ltd.	858	10,155
	Granules India Ltd.	23,739	86,766
	Graphite India Ltd.	13,925	94,744
	Great Eastern Shipping Co. Ltd. (The)	17,366	88,020
	Greaves Cotton Ltd.	10,604	22,679
	Greenpanel Industries Ltd.	2,998	23,519
	Greenply Industries Ltd.	3,563	9,702
	Gujarat Alkalies & Chemicals Ltd.	4,036	52,316
	Gujarat Ambuja Exports Ltd.	5,770	24,829
	Gujarat Fluorochemicals Ltd.	4,974	181,167
	Gujarat Mineral Development Corp. Ltd.	17,056	40,942
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	10,915	117,826
	Gujarat Pipavav Port Ltd.	41,924	47,685
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	61,177
	Gujarat State Petronet Ltd.	38,687	131,540
	Gulf Oil Lubricants India Ltd.	1,818	10,086
*	Hathway Cable & Datacom Ltd.	33,898	8,857
	HBL Power Systems Ltd.	13,146	14,829
	HEG Ltd.	1,983	31,506
	HeidelbergCement India Ltd.	9,938	26,131

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hero MotoCorp Ltd.	14,534	$470,688
	HFCL Ltd.	77,811	74,276
	Hikal Ltd.	4,944	25,584
	HIL Ltd.	463	22,981
	Himadri Speciality Chemical Ltd.	40,762	36,803
	Himatsingka Seide Ltd.	12,730	24,471
	Hinduja Global Solutions Ltd.	3,488	46,234
	Hindustan Aeronautics Ltd.	4,721	97,776
	HSIL Ltd.	3,184	13,094
	Huhtamaki India Ltd.	3,724	9,545
	I G Petrochemicals Ltd.	1,710	16,572
	ICRA Ltd.	426	22,680
*	IDFC First Bank Ltd.	391,650	199,824
	IDFC Ltd.	178,634	131,558
	IIFL Finance Ltd.	20,793	94,922
	IIFL Securities Ltd.	14,244	16,547
	IIFL Wealth Management Ltd.	4,460	98,472
	India Cements Ltd.	29,087	78,039
	India Glycols Ltd.	1,685	21,112
	Indiabulls Housing Finance Ltd.	34,842	69,161
*	Indiabulls Real Estate Ltd.	37,606	43,437
	Indian Bank	30,771	65,037
	Indian Hotels Co. Ltd.	70,198	232,125
*	Indian Overseas Bank	181,989	42,784
	Indo Count Industries Ltd.	9,730	19,736
	Indoco Remedies Ltd.	2,313	11,563
*Ω	IndoStar Capital Finance Ltd.	5,718	17,431
*	Indus Towers Ltd.	83,051	226,594
	IndusInd Bank Ltd.	46,184	583,554
	Infibeam Avenues Ltd.	109,480	25,727
	Info Edge India Ltd.	1,518	91,686
*	Intellect Design Arena Ltd.	7,781	80,211
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	27,119
	Ipca Laboratories Ltd.	15,391	202,892
Ω	IRCON International Ltd.	15,857	8,568
*	Jagran Prakashan Ltd.	24,003	20,952
	Jai Corp. Ltd.	16,491	30,322
*	Jaiprakash Associates Ltd.	173,642	20,893
*	Jammu & Kashmir Bank Ltd. (The)	45,969	18,329
	Jamna Auto Industries Ltd.	11,539	16,531
	JB Chemicals & Pharmaceuticals Ltd	2,748	60,926
	Jindal Poly Films Ltd.	2,280	32,872
	Jindal Saw Ltd.	26,493	31,615
*	Jindal Stainless Hisar Ltd.	14,848	68,460
*	Jindal Stainless Ltd.	25,129	60,249
	Jindal Steel & Power Ltd.	52,557	366,991
	JK Cement Ltd.	2,355	81,156
	JK Lakshmi Cement Ltd.	9,249	53,041
	JK Paper Ltd.	13,452	62,721
	JK Tyre & Industries Ltd.	16,774	27,937
	JM Financial Ltd.	74,675	74,314
	JSW Energy Ltd.	56,388	235,301
	Jubilant Ingrevia Ltd.	16,322	106,164
	Jubilant Pharmova Ltd.	12,752	77,995
	Jyothy Labs Ltd.	29,185	58,940
	Kalpataru Power Transmission Ltd.	8,511	39,879
	Kalyani Steels Ltd.	2,802	11,349
	Karnataka Bank Ltd. (The)	40,506	33,105
	Karur Vysya Bank Ltd.	53,643	33,822

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kaveri Seed Co. Ltd.	2,664	$18,685
	KCP Ltd.	5,337	8,026
	KEC International Ltd.	15,776	81,698
	KEI Industries Ltd.	6,721	105,764
	Kennametal India Ltd.	656	16,306
*	Kiri Industries Ltd.	2,791	18,042
	Kirloskar Brothers Ltd.	5,543	23,543
	Kirloskar Ferrous Industries Ltd.	9,869	31,682
	Kirloskar Oil Engines Ltd.	9,660	20,311
	KNR Constructions Ltd.	15,834	55,605
*	Kolte-Patil Developers Ltd.	6,966	24,314
	Kovai Medical Center & Hospital	977	21,179
	KPIT Technologies Ltd.	15,845	113,403
	KPR Mill Ltd.	10,640	87,157
	KRBL Ltd.	9,700	30,084
	KSB Ltd	1,581	27,439
*	L&T Finance Holdings Ltd.	87,018	98,776
	LA Opala RG Ltd.	3,233	12,773
	Lakshmi Machine Works Ltd.	280	34,013
*Ω	Lemon Tree Hotels Ltd.	55,265	47,588
	LG Balakrishnan & Bros Ltd.	4,876	41,615
	LIC Housing Finance Ltd.	53,064	260,553
	Linde India Ltd.	3,321	155,245
	LT Foods Ltd.	10,602	12,013
	Lupin Ltd.	26,855	260,462
	Maharashtra Scooters Ltd.	82	4,130
	Maharashtra Seamless Ltd.	4,580	35,112
	Mahindra & Mahindra Financial Services Ltd.	88,808	210,550
	Mahindra CIE Automotive Ltd.	20,010	57,023
*	Mahindra Lifespace Developers Ltd.	12,243	60,832
	Maithan Alloys Ltd.	646	10,963
	Man Infraconstruction Ltd.	20,147	27,141
	Manappuram Finance Ltd.	54,658	81,598
	Mangalam Cement Ltd.	1,802	8,944
	Marksans Pharma Ltd.	26,446	18,407
Ω	MAS Financial Services Ltd.	2,939	24,723
*	Meghmani Finechem Ltd.	2,451	45,759
	Meghmani Organics Ltd.	26,079	42,163
	Minda Corp. Ltd.	8,248	26,391
Ω	Mishra Dhatu Nigam Ltd.	11,441	28,651
	MM Forgings Ltd.	1,219	14,149
	MOIL Ltd.	10,893	25,187
	Monte Carlo Fashions Ltd.	1,697	12,344
*	Morepen Laboratories Ltd.	27,770	17,499
	Motherson Sumi Systems Ltd.	121,031	215,951
*	Motherson Sumi Wiring India Ltd.	121,031	109,247
	Motilal Oswal Financial Services Ltd.	6,018	70,437
	Mphasis Ltd.	8,090	296,215
	MRF Ltd.	277	261,899
	Multi Commodity Exchange of India Ltd.	3,204	59,576
	Muthoot Finance Ltd.	14,229	233,217
	Nahar Spinning Mills Ltd.	947	6,360
	Natco Pharma Ltd.	11,479	117,512
	National Aluminium Co. Ltd.	131,702	177,773
	Nava Bharat Ventures Ltd.	21,905	46,664
	Navneet Education Ltd.	13,812	18,492
	NBCC India Ltd.	92,842	45,536
	NCC Ltd.	41,388	36,456
	NESCO Ltd.	1,511	11,324

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Neuland Laboratories Ltd.	412	$7,133
	NIIT Ltd.	11,898	88,272
	Nilkamal Ltd.	1,015	26,852
	NMDC Ltd.	99,766	206,777
	NOCIL Ltd.	9,933	29,273
	NRB Bearings Ltd.	5,264	8,253
	Nucleus Software Exports Ltd.	2,123	11,870
*	Oberoi Realty Ltd.	18,904	234,706
	Oracle Financial Services Software Ltd.	2,439	113,633
	Orient Cement Ltd.	21,919	39,197
	Oriental Carbon & Chemicals Ltd.	1,456	16,644
	Paisalo Digital Ltd.	3,733	35,991
*	Patel Engineering Ltd.	35,554	11,870
	PCBL Ltd.	15,940	23,146
	Persistent Systems Ltd.	4,470	250,725
	Petronet LNG Ltd.	99,804	264,222
	Phoenix Mills Ltd.	12,015	166,273
	Piramal Enterprises Ltd.	13,926	391,468
*Ω	PNB Housing Finance Ltd.	9,491	46,281
	PNC Infratech Ltd.	9,087	30,241
	Polyplex Corp. Ltd.	2,401	85,167
	Power Finance Corp. Ltd.	149,816	229,202
	Praj Industries Ltd.	6,095	32,257
*	Prakash Industries Ltd.	12,834	12,566
Ω	Prataap Snacks Ltd.	1,973	17,861
	Prestige Estates Projects Ltd.	19,961	122,828
*	Pricol Ltd.	18,565	33,266
*	Prism Johnson Ltd.	45,272	67,073
	PTC India Ltd.	49,707	59,674
*	Punjab National Bank	260,829	118,429
Ω	Quess Corp. Ltd.	7,312	68,048
	Radico Khaitan Ltd.	9,936	116,142
	Rain Industries Ltd.	23,364	51,572
	Rajesh Exports Ltd.	12,110	99,214
	Rallis India Ltd.	6,437	19,661
	Ramco Cements Ltd.	16,711	173,080
	Ramco Industries Ltd.	6,510	18,588
	Ramkrishna Forgings Ltd.	10,185	24,900
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	29,607
	Ratnamani Metals & Tubes Ltd.	2,788	85,568
*	Raymond Ltd.	6,223	67,326
*Ω	RBL Bank Ltd.	50,620	78,568
	REC Ltd.	124,223	205,147
	Redington India Ltd.	89,320	177,341
*	Reliance Power Ltd.	324,192	61,312
	Repco Home Finance Ltd.	3,606	8,503
	Rhi Magnesita India Ltd.	3,748	29,257
	RITES Ltd.	7,490	26,046
	Rupa & Co. Ltd.	2,488	17,077
	Sangam India Ltd.	4,793	23,946
	Sarda Energy & Minerals Ltd.	971	15,120
	Sasken Technologies Ltd.	747	8,011
	Savita Oil Technologies Ltd.	462	6,841
	Schaeffler India Ltd.	2,910	86,900
*	SEAMEC Ltd.	684	9,567
Ω	SH Kelkar & Co. Ltd.	5,846	11,764
	Sharda Cropchem Ltd.	1,214	9,860
	Shilpa Medicare Ltd.	6,393	38,377
	Shipping Corp. of India Ltd.	16,928	29,357

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shriram City Union Finance Ltd.	3,509	$77,932
	Shriram Transport Finance Co. Ltd.	28,132	436,368
*	SIS Ltd.	2,778	18,311
	Sobha Ltd.	8,336	69,434
	Solar Industries India Ltd.	2,143	76,440
	Solara Active Pharma Sciences Ltd.	2,319	19,411
	Somany Ceramics Ltd.	2,104	17,448
*	South Indian Bank Ltd. (The)	422,529	43,911
	SRF Ltd.	5,660	184,612
*	Star Cement Ltd.	15,455	18,481
	Steel Authority of India Ltd.	152,615	190,207
	Sterlite Technologies Ltd.	17,267	43,484
	Strides Pharma Science Ltd.	9,046	38,488
	Subex Ltd.	63,336	29,058
	Subros Ltd.	2,055	8,930
	Sun TV Network Ltd.	15,404	96,754
	Sundaram Finance Ltd.	8,083	211,569
	Sundaram-Clayton Ltd.	688	34,073
	Sunteck Realty Ltd.	7,768	48,445
	Suprajit Engineering Ltd.	9,703	44,364
	Supreme Petrochem Ltd.	1,013	12,209
	Surya Roshni Ltd.	2,181	12,384
	Sutlej Textiles & Industries Ltd.	10,341	10,412
	Tamil Nadu Newsprint & Papers Ltd.	11,562	31,177
	Tata Chemicals Ltd.	23,372	284,241
	Tata Coffee Ltd.	3,940	11,262
	Tata Consumer Products Ltd.	71,059	761,955
*	Tata Motors Ltd.	89,794	507,384
	Tata Steel Ltd.	24,193	396,907
*Ω	TCNS Clothing Co. Ltd.	1,674	18,318
	Tech Mahindra Ltd.	14,346	233,491
	Techno Electric & Engineering Co. Ltd.	5,232	19,827
	Texmaco Rail & Engineering Ltd.	50,683	33,408
	Thermax Ltd.	5,288	145,440
	Thirumalai Chemicals Ltd.	5,325	19,506
*	Thomas Cook India Ltd.	13,979	13,826
	Tide Water Oil Co. India Ltd.	415	6,192
	Time Technoplast Ltd.	10,372	12,970
	Tinplate Co. of India Ltd.	7,848	41,643
	Transport Corp. of India Ltd.	4,427	40,367
	Trident Ltd.	147,551	100,008
	Triveni Engineering & Industries Ltd.	11,666	48,578
	Triveni Turbine Ltd.	8,371	21,021
	TV Today Network Ltd.	2,698	14,150
*	TV18 Broadcast Ltd.	68,802	48,154
	TVS Srichakra Ltd.	374	8,275
	Uflex Ltd.	4,347	37,519
*	Ugro Capital Ltd.	6,396	14,013
*	Ujjivan Financial Services Ltd.	7,694	13,907
	Unichem Laboratories Ltd.	5,045	17,531
*	Union Bank of India Ltd.	147,391	72,721
	UPL Ltd.	64,350	691,324
*	Usha Martin Ltd.	30,875	61,231
*	VA Tech Wabag Ltd.	5,913	22,372
	Vaibhav Global Ltd.	6,445	39,413
	Vakrangee Ltd.	56,233	25,439
	Vardhman Textiles Ltd.	16,925	96,715
*Ω	Varroc Engineering Ltd.	5,366	31,145
	Venky’s India Ltd.	752	20,870

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vesuvius India Ltd.	1,292	$17,090
	Vindhya Telelinks Ltd.	647	9,041
*	Vodafone Idea Ltd.	1,094,486	134,967
	Voltamp Transformers Ltd.	496	12,224
	VRL Logistics Ltd.	2,989	22,169
	VST Industries Ltd.	329	13,952
	VST Tillers Tractors Ltd.	231	8,424
	Welspun Corp. Ltd.	15,513	41,143
	Welspun Enterprises Ltd.	8,592	9,883
	Welspun India Ltd.	46,191	49,886
	West Coast Paper Mills Ltd.	7,697	34,637
	Wheels India Ltd.	921	7,538
*	Wockhardt Ltd.	8,985	32,037
*	Yes Bank Ltd.	110,140	19,501
	Zee Entertainment Enterprises Ltd.	114,197	366,348
	Zensar Technologies Ltd.	12,992	54,276
	Zydus Lifesciences Ltd.	27,921	127,816
	Zydus Wellness Ltd.	1,952	43,605

TOTAL INDIA			33,905,488

INDONESIA — (2.0%)
	Adaro Energy Tbk PT	1,837,600	419,846
*	Adhi Karya Persero Tbk PT	366,900	18,204
	AKR Corporindo Tbk PT	1,284,000	94,269
*	Alam Sutera Realty Tbk PT	745,000	8,157
	Astra Agro Lestari Tbk PT	71,300	61,045
*	Bank Capital Indonesia Tbk PT	713,400	8,510
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	14,537
*	Bank Mayapada International Tbk PT	1,022,500	41,065
	Bank Maybank Indonesia Tbk PT	2,034,000	39,532
*	Bank Nationalnobu Tbk PT	197,700	7,956
*	Bank Pan Indonesia Tbk PT	434,700	30,241
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	426,149	43,251
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	17,394
*	Bank Syariah Indonesia Tbk PT	194,800	21,177
	Bank Tabungan Negara Persero Tbk PT	609,400	77,335
	BFI Finance Indonesia Tbk PT	971,700	85,741
	BISI International Tbk PT	273,900	27,126
*	Buana Lintas Lautan Tbk PT	988,600	10,730
	Bukit Asam Tbk PT	564,200	147,672
*	Bumi Serpong Damai Tbk PT	1,370,300	90,813
	Ciputra Development Tbk PT	1,575,600	115,437
*	City Retail Developments Tbk PT	893,400	8,486
*	Delta Dunia Makmur Tbk PT	1,421,800	53,092
	Dharma Satya Nusantara Tbk PT	248,300	10,295
	Elnusa Tbk PT	809,300	16,318
	Erajaya Swasembada Tbk PT	1,317,000	47,588
	Gajah Tunggal Tbk PT	349,300	15,655
	Gudang Garam Tbk PT	78,100	165,257
	Indah Kiat Pulp & Paper Tbk PT	448,900	233,959
*	Indika Energy Tbk PT	242,700	44,505
	Indo Tambangraya Megah Tbk PT	58,000	112,395
	Indocement Tunggal Prakarsa Tbk PT	159,100	114,659
	Indofood Sukses Makmur Tbk PT.	633,600	275,711
	Indomobil Sukses Internasional Tbk PT	184,300	9,449
	Jaccs Mitra Pinasthika Mustika Tbk PT	162,600	15,255
	Japfa Comfeed Indonesia Tbk PT	446,100	44,548
*	Kawasan Industri Jababeka Tbk PT	1,823,500	21,328
*	Krakatau Steel Persero Tbk PT	1,221,300	31,890

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Link Net Tbk PT	71,300	$22,598
*	Lippo Karawaci Tbk PT	3,638,760	31,073
*	Medco Energi Internasional Tbk PT	1,673,840	63,492
	Media Nusantara Citra Tbk PT	1,341,600	92,926
*	Mitra Adiperkasa Tbk PT	180,000	11,203
*	MNC Land Tbk PT	8,068,300	49,009
*	MNC Vision Networks Tbk PT	1,825,100	12,780
*	Multipolar Tbk PT	1,020,800	13,919
	Pabrik Kertas Tjiwi Kimia Tbk PT	172,600	78,678
*	Pakuwon Jati Tbk PT	2,387,600	92,098
*	Panin Financial Tbk PT	1,596,000	25,939
*	Paninvest Tbk PT	140,700	6,983
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	55,568
*	PP Persero Tbk PT	551,300	35,384
	Puradelta Lestari Tbk PT	1,577,400	18,925
*	Ramayana Lestari Sentosa Tbk PT	191,200	8,833
*††	Rimo International Lestari Tbk PT	3,228,000	2,088
	Salim Ivomas Pratama Tbk PT	780,700	27,112
*	Sampoerna Agro Tbk PT	77,700	11,905
	Samudera Indonesia Tbk PT	317,800	43,974
	Sawit Sumbermas Sarana Tbk PT	796,700	58,260
*	Semen Baturaja Persero Tbk PT	296,900	10,445
	Semen Indonesia Persero Tbk PT	375,400	165,653
	Siloam International Hospitals Tbk PT	357,600	25,644
*††	Sri Rejeki Isman Tbk PT	1,753,600	3,311
*	Summarecon Agung Tbk PT	999,900	48,964
*	Surya Semesta Internusa Tbk PT	883,000	22,959
	Tempo Scan Pacific Tbk PT	82,400	8,352
*	Timah Tbk PT	266,700	34,042
*††	Trada Alam Minera Tbk PT	2,672,100	1,728
	Tunas Baru Lampung Tbk PT	469,000	25,670
	Vale Indonesia Tbk PT	394,200	197,718
*	Waskita Karya Persero Tbk PT	1,944,710	71,089
*	Wijaya Karya Persero Tbk PT	568,600	37,153
	XL Axiata Tbk PT	542,400	119,392

TOTAL INDONESIA			4,135,295

MALAYSIA — (1.8%)
	Aeon Co. M Bhd	96,000	35,897
	AEON Credit Service M Bhd	11,700	42,699
	AFFIN Bank Bhd	47,874	22,989
	Ajinomoto Malaysia Bhd	4,200	13,800
	Alliance Bank Malaysia Bhd	147,400	127,565
	Allianz Malaysia Bhd	10,500	30,692
*	AMMB Holdings Bhd	259,700	219,314
	Batu Kawan Bhd	16,200	108,147
*	Berjaya Corp. Bhd	465,608	27,071
	Beshom Holdings Bhd	24,300	8,925
	BIMB Holdings Bhd	77,800	51,748
#*	Boustead Holdings Bhd	159,700	28,390
*	Bumi Armada Bhd	375,700	36,766
	Cahya Mata Sarawak Bhd	118,100	28,857
	Comfort Glove Bhd	31,200	5,192
#*	Cypark Resources Bhd	31,200	5,678
	Dayang Enterprise Holdings Bhd	67,320	13,358
	DRB-Hicom Bhd	151,400	48,135
	Eco World Development Group Bhd	136,900	30,002
*	Ecofirst Consolidated Bhd	106,100	9,596
#*	Ekovest BHD	254,400	27,073

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	FAR East Holdings Bhd	1,400	$1,146
	FGV Holdings Bhd	42,200	19,707
	Gamuda Bhd	264,459	224,968
	Genting Plantations Bhd	43,700	91,165
	Guan Chong Bhd	51,600	31,212
#	Hengyuan Refining Co. Bhd	22,900	30,440
#	Hiap Teck Venture Bhd	218,100	21,607
	Hibiscus Petroleum Bhd	153,400	44,325
	Hong Leong Industries Bhd	5,000	10,358
	IGB Bhd	40,749	22,129
	IJM Corp. Bhd	428,300	180,304
#	Insas Bhd	89,000	16,520
	IOI Properties Group Bhd	224,800	52,611
#*	JAKS Resources Bhd	260,520	19,623
#*	Jaya Tiasa Holdings Bhd	41,300	10,966
	Keck Seng Malaysia Bhd	8,000	7,224
	Kenanga Investment Bank Bhd	89,400	22,920
#	Kim Loong Resources Bhd	29,200	13,980
#*	KNM Group Bhd	566,400	20,057
	Kossan Rubber Industries	140,400	59,300
	KPJ Healthcare Bhd	239,000	51,963
	Kretam Holdings Bhd	133,900	21,329
	Leong Hup International Bhd	128,600	15,402
Ω	Lotte Chemical Titan Holding Bhd	47,477	23,826
	LPI Capital Bhd	10,800	34,221
#	Magni-Tech Industries Bhd	19,900	8,932
	Magnum Bhd	153,414	63,623
#	Mah Sing Group Bhd	277,700	43,577
#	Malayan Flour Mills Bhd	227,800	33,820
*	Malaysia Airports Holdings Bhd	133,500	209,850
#	Malaysia Building Society Bhd	286,773	41,943
#	Malaysian Resources Corp. Bhd	291,800	25,630
	Matrix Concepts Holdings Bhd	65,700	34,696
#	MBM Resources BHD	38,200	28,706
#	Mega First Corp. Bhd	74,000	64,525
	MKH Bhd	39,000	12,254
#	MNRB Holdings Bhd	50,800	12,481
*	MPHB Capital Bhd	55,400	17,182
	Oriental Holdings BHD	46,900	76,364
#	OSK Holdings Bhd.	194,800	41,530
	Padini Holdings Bhd.	48,300	38,032
#	Petron Malaysia Refining & Marketing Bhd	16,400	20,676
#*	Sapura Energy Bhd	781,500	6,165
#	Sarawak Oil Palms Bhd	27,800	44,186
	Scientex Bhd	72,300	63,192
#††	Serba Dinamik Holdings Bhd	198,100	11,945
*	Shangri-La Hotels Malaysia Bhd	15,300	11,357
	Sime Darby Property Bhd	173,300	23,446
	SP Setia Bhd Group	226,999	60,774
	Sunway Bhd	277,623	115,987
	Supermax Corp. Bhd	185,586	47,312
#	Syarikat Takaful Malaysia Keluarga Bhd	53,565	43,618
	Ta Ann Holdings Bhd	59,700	84,453
	Taliworks Corp. Bhd	54,700	11,481
	TASCO Bhd	95,100	24,303
#	Thong Guan Industries Bhd	28,400	16,212
	TIME dotCom Bhd.	24,300	24,790
#*	Tropicana Corp. Bhd	62,213	13,939
	TSH Resources Bhd	65,000	25,795

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	UEM Edgenta Bhd	40,500	$14,759
#*	UEM Sunrise Bhd	183,900	14,255
#	UMW Holdings Bhd	40,500	30,865
	United Malacca Bhd.	28,200	36,847
	United Plantations Bhd	10,300	37,112
#	UOA Development Bhd	23,000	9,494
#	VS Industry Bhd	140,800	31,977
#*	WCT Holdings Bhd	129,750	16,149
#	Yinson Holdings Bhd	148,800	83,432
*	YNH Property Bhd	32,000	21,209
#	YTL Corp. Bhd	577,426	83,902

TOTAL MALAYSIA			3,751,974

MEXICO — (2.2%)
#*	ALEATICA SAB de CV	34,887	31,081
	Alfa SAB de CV, Class A	534,691	360,015
	Alpek SAB de CV	60,630	81,706
Ω	Banco del Bajio SA	108,947	268,010
*	Cemex SAB de CV	549,733	242,721
	Cia Minera Autlan SAB de CV, Class B	66,644	48,008
	Consorcio ARA SAB de CV	98,355	19,279
	Corp Actinver SAB de CV	24,616	14,451
	Corporativo Fragua SAB de CV	6,901	109,231
	Cydsa SAB de CV	50,192	33,205
	El Puerto de Liverpool SAB de CV, Class C1	21,537	109,107
	GCC SAB de CV	22,677	151,165
	Genomma Lab Internacional SAB de CV, Class B	93,969	99,373
*	Gentera SAB de CV	144,860	113,012
	Grupo Aeroportuario del Sureste SAB de CV, ADR	282	61,538
	Grupo Carso SAB de CV	27,340	89,108
	Grupo Comercial Chedraui SA de CV	52,854	133,181
*	Grupo Financiero Inbursa SAB de CV, Class O	214,399	364,257
*	Grupo Hotelero Santa Fe SAB de CV	50,240	11,079
	Grupo Industrial Saltillo SAB de CV	47,197	53,195
	Grupo KUO SAB de CV, Class B	12,255	26,118
*	Grupo Sanborns SAB de CV	36,346	35,444
	Grupo Televisa SAB	344,679	639,987
#*Ω	Grupo Traxion SAB de CV	26,259	40,740
*	Hoteles City Express SAB de CV	35,899	8,796
	Industrias Bachoco SAB de CV, Class B	20,258	76,936
*	Industrias CH SAB de CV, Class B	11,679	120,187
#	Industrias Penoles SAB de CV	16,141	177,597
	La Comer SAB de CV	46,949	87,288
	Medica Sur SAB de CV, Class B	15,169	37,167
	Megacable Holdings SAB de CV	68,981	196,060
#*	Minera Frisco SAB de CV, Class A1	59,444	10,516
*Ω	Nemak SAB de CV	208,107	44,770
	Operadora de Sites Mexicanos SA de CV	12,203	14,956
	Orbia Advance Corp. SAB de CV	101,244	243,404
#*	Organizacion Cultiba SAB de CV	46,456	21,103
	Organizacion Soriana SAB de CV, Class B	37,912	44,124
	Promotora y Operadora de Infraestructura SAB de CV	15,219	111,488
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	13,579
#	Qualitas Controladora SAB de CV	11,600	62,529
#*	Unifin Financiera SAB de CV	38,215	32,585
*	Vista Energy SAB de CV, ADR	6,140	51,944
	Vitro SAB de CV, Class A	24,646	31,027

TOTAL MEXICO			4,521,067

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (0.7%)
	8990 Holdings, Inc.	135,600	$35,770
	Alliance Global Group, Inc.	402,800	90,850
	Asia United Bank Corp.	8,110	6,850
*	Atlas Consolidated Mining & Development Corp.	171,900	19,645
*	Belle Corp.	525,000	12,663
	China Banking Corp.	123,600	63,278
	Cosco Capital, Inc.	127,900	11,989
	DMCI Holdings, Inc.	395,300	62,665
	DoubleDragon Corp.	73,400	11,661
*	East West Banking Corp.	22,500	3,475
	Filinvest Development Corp.	121,800	16,430
	Filinvest Land, Inc.	1,703,000	34,214
	First Philippine Holdings Corp.	31,550	42,296
	GT Capital Holdings, Inc.	11,039	105,958
	Holcim Philippines, Inc.	71,600	7,539
*	Integrated Micro-Electronics, Inc.	72,600	9,733
	LT Group, Inc.	216,100	35,171
	Megaworld Corp.	1,421,700	77,057
	Metropolitan Bank & Trust Co.	212,100	206,540
*	Petron Corp.	459,700	28,112
*	Philcomsat Holdings Corp.	9,064	55
	Philex Mining Corp.	146,000	13,834
*	Philippine National Bank	50,900	18,488
*	Pilipinas Shell Petroleum Corp.	32,000	10,571
	Puregold Price Club, Inc.	78,400	49,397
	RFM Corp.	109,000	8,784
	Rizal Commercial Banking Corp.	85,200	32,509
	Robinsons Land Corp.	268,700	97,601
	Robinsons Retail Holdings, Inc.	39,190	40,093
	San Miguel Corp.	36,590	74,518
	Security Bank Corp.	51,510	101,327
*	Top Frontier Investment Holdings, Inc.	3,090	6,859
	Union Bank of the Philippines	47,350	66,088
	Vista Land & Lifescapes, Inc.	717,200	35,204

TOTAL PHILIPPINES			1,437,224

POLAND — (1.0%)
	AB SA	2,333	24,291
*	Agora SA	8,438	10,786
*	Alior Bank SA	18,231	148,835
	Amica SA	667	13,825
	Apator SA	2,181	8,585
	ASBISc Enterprises PLC	4,834	13,366
	Asseco Poland SA	8,572	150,630
	Asseco South Eastern Europe SA	1,008	10,626
	Astarta Holding NV	231	1,243
	Bank Handlowy w Warszawie SA	4,891	65,896
*	Bank Millennium SA	73,377	83,127
#*	Bank Ochrony Srodowiska SA	9,478	18,313
	Ciech SA	4,740	42,259
	ComArch SA	323	12,510
	Cyfrowy Polsat SA	17,690	96,327
	Develia SA	39,555	31,492
	Echo Investment SA	23,480	18,071
*	Enea SA	37,216	80,383
	Fabryki Mebli Forte SA	1,537	13,211
*	Famur SA	25,903	16,629
	Ferro SA	1,338	9,138
*	Grupa Azoty SA	7,205	64,967

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Grupa Lotos SA	12,298	$191,228
	Inter Cars SA	224	20,651
*	Jastrzebska Spolka Weglowa SA	5,862	88,798
	Kernel Holding SA	10,007	59,360
*	Lubelski Wegiel Bogdanka SA	3,931	47,125
*	mBank SA	2,361	158,026
#	MCI Capital SA	1,649	7,045
	NEWAG SA	2,123	9,482
*	PGE Polska Grupa Energetyczna SA	141,922	315,625
*	PKP Cargo SA	7,482	19,594
*	Polimex-Mostostal SA	8,243	6,539
	Stalexport Autostrady SA	16,406	11,602
*	Tauron Polska Energia SA	202,440	152,237
*	VRG SA	42,918	36,456
	Wawel SA	45	4,579
*	Zespol Elektrowni Patnow Adamow Konin SA	3,351	12,705

TOTAL POLAND			2,075,562

QATAR — (0.8%)
	Aamal Co.	288,708	93,179
	Al Khaleej Takaful Group QSC	22,072	22,236
*	Alijarah Holding Co. QPSC	104,338	25,618
	Baladna	67,680	27,162
	Barwa Real Estate Co.	217,196	201,851
	Commercial Bank PSQC	164,028	344,814
	Doha Bank QPSC	198,128	141,592
	Doha Insurance Co. QSC	40,320	21,511
*	Gulf International Services QSC	99,947	53,281
	Gulf Warehousing Co.	26,797	31,140
	Mannai Corp. QSC	21,498	51,727
	Masraf Al Rayan QSC	107,495	159,277
	Ooredoo QPSC	38,892	80,050
	Qatar Fuel QSC	1,109	5,586
	Qatar Industrial Manufacturing Co. QSC	41,774	35,320
	Qatar Insurance Co. SAQ	132,803	89,409
	Qatar National Cement Co. QSC	42,297	59,013
	Qatar Navigation QSC	65,678	153,250
*	Salam International Investment Ltd. QSC.	139,423	38,553
	United Development Co. QSC	165,967	66,006
	Vodafone Qatar QSC	170,676	77,331

TOTAL QATAR			1,777,906

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	24,314	0
*	Global Ports Investments PLC, GDR	4,588	0
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	16,505	0
*††	QIWI PLC, Sponsored ADR	2,648	0
*††	Ros Agro PLC, GDR	3,925	0
*††	RusHydro PJSC, ADR	93,802	0
*††	Tatneft PJSC, Sponsored ADR	14,399	0
*††	VK Co. Ltd., GDR	6,323	0
*††	VTB Bank PJSC, GDR	138,363	0

SAUDI ARABIA — (3.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	6,869	28,069
*	Al Babtain Power & Telecommunication Co.	2,113	16,279
*	Al Etihad Cooperative Insurance Co.	2,753	14,917

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Gassim Investment Holding Co.	6,444	$36,645
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,308	36,900
*	Al Jouf Agricultural Development Co.	820	11,352
*	Al Jouf Cement Co.	11,224	29,377
	Al Khaleej Training & Education Co.	6,476	30,847
*	Al Rajhi Co. for Co-operative Insurance.	1,756	36,961
*	AlAbdullatif Industrial Investment Co.	7,870	46,903
*	AlJazira Takaful Ta’awuni Co.	2,265	11,380
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,860	27,342
	Arab National Bank	11,426	106,877
	Arabian Cement Co.	6,973	77,776
*	Arabian Shield Cooperative Insurance Co.	3,401	17,613
	Arriyadh Development Co.	15,108	122,205
*	Aseer Trading Tourism & Manufacturing Co.	15,831	77,379
	Astra Industrial Group	4,471	58,630
*	AXA Cooperative Insurance Co.	3,021	27,780
*	Bank AlBilad	2,580	35,355
	Bank Al-Jazira	68,755	574,689
*	Basic Chemical Industries Ltd.	2,738	31,560
*	Buruj Cooperative Insurance Co.	1,997	13,667
*	Chubb Arabia Cooperative Insurance Co.	2,171	16,148
	City Cement Co.	10,142	75,469
*	Dar Al Arkan Real Estate Development Co.	94,960	271,833
*	Dur Hospitality Co.	9,571	66,096
	Eastern Province Cement Co.	6,367	81,817
	Electrical Industries Co.	3,489	25,517
*	Emaar Economic City	54,933	159,293
	Etihad Etisalat Co.	63,225	726,012
	Fitaihi Holding Group.	3,112	31,668
*	Gulf General Cooperative Insurance Co.	10,344	27,990
	Hail Cement Co.	5,773	21,986
*	Jazan Energy & Development Co.	6,599	31,567
*	L’Azurde Co. for Jewelry	5,967	28,114
*	Mediterranean & Gulf Insurance & Reinsurance Co.	6,790	27,257
*	Methanol Chemicals Co.	3,081	39,503
*	Middle East Healthcare Co.	5,177	49,301
*	Middle East Specialized Cables Co.	6,345	26,903
*	Mobile Telecommunications Co. Saudi Arabia	80,900	298,406
	Najran Cement Co.	13,973	67,895
*	National Agriculture Development Co.	7,525	63,804
	National Co. for Glass Industries	3,510	36,544
	National Gypsum	901	9,539
*	National Industrialization Co.	48,558	261,715
	Northern Region Cement Co.	14,928	53,631
	Sahara International Petrochemical Co.	54,473	815,989
*	Saudi Arabian Cooperative Insurance Co.	5,048	29,206
	Saudi Ceramic Co.	4,445	60,551
	Saudi Chemical Co. Holding	6,860	62,773
*	Saudi Co. For Hardware CJSC	1,588	17,465
	Saudi Industrial Investment Group.	46,265	401,050
	Saudi Industrial Services Co.	4,183	31,052
	Saudi Investment Bank (The)	89,797	548,287
*	Saudi Kayan Petrochemical Co.	117,934	580,914
*	Saudi Marketing Co.	1,460	10,354
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	7,881	75,076
*	Saudi Printing & Packaging Co.	5,795	30,506
*	Saudi Public Transport Co.	3,410	19,369
*	Saudi Re for Cooperative Reinsurance Co.	5,643	22,967
	Savola Group	34,836	329,327

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Seera Group Holding.	23,524	$136,626
	Tabuk Cement Co.	6,267	29,599
	Umm Al-Qura Cement Co.	3,517	24,026
	United International Transportation Co.	2,402	31,407
*	Walaa Cooperative Insurance Co.	5,069	22,173
*	Yamama Cement Co.	17,209	159,571
	Yanbu Cement Co.	11,651	130,518
	Yanbu National Petrochemical Co.	8,773	141,798
*	Zamil Industrial Investment Co.	8,237	50,125

TOTAL SAUDI ARABIA			7,729,240

SOUTH AFRICA — (4.3%)
	Absa Group Ltd.	35,097	379,173
	Adcock Ingram Holdings Ltd.	9,797	33,196
	Advtech Ltd.	106,246	119,824
	AECI Ltd.	18,205	117,460
	African Rainbow Minerals Ltd.	17,694	292,759
	Alexander Forbes Group Holdings Ltd.	122,324	36,212
	Altron Ltd., Class A	27,408	14,965
	AngloGold Ashanti Ltd., Sponsored ADR	14,321	292,435
	Aspen Pharmacare Holdings Ltd.	54,209	580,031
	Astral Foods Ltd.	6,962	67,038
	Barloworld Ltd.	37,657	271,897
	Bidvest Group Ltd.	30,852	422,938
*	Blue Label Telecoms Ltd.	57,880	20,554
*	Brait PLC	54,087	14,524
	Cashbuild Ltd.	1,258	22,515
	Caxton & CTP Publishers & Printers Ltd.	18,917	12,260
	DataTec Ltd.	45,898	113,901
*	Discovery Ltd.	54,782	525,997
	DRDGOLD Ltd.	27,321	22,256
	Exxaro Resources Ltd.	38,418	549,000
	Foschini Group Ltd.	16,043	140,557
	Grindrod Ltd.	61,737	26,711
	Grindrod Shipping Holdings Ltd.	1,495	37,889
	Harmony Gold Mining Co. Ltd.	36,275	147,885
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	193,265
	Hudaco Industries Ltd.	3,955	37,003
	Investec Ltd.	39,994	242,508
	Invicta Holdings Ltd.	10,262	20,521
	KAP Industrial Holdings Ltd.	309,933	100,189
	Lewis Group Ltd.	10,591	32,218
	Life Healthcare Group Holdings Ltd.	180,764	245,400
	Long4Life Ltd.	88,335	33,871
	Merafe Resources Ltd.	159,565	17,345
	Metair Investments Ltd.	31,298	56,140
	MiX Telematics Ltd., Sponsored ADR	1,881	20,785
	Momentum Metropolitan Holdings	134,502	142,914
	Motus Holdings Ltd.	19,271	139,379
	Mpact Ltd.	21,681	44,439
*	Murray & Roberts Holdings Ltd.	38,611	27,070
*	Nampak Ltd.	190,453	35,467
	Nedbank Group Ltd.	67,053	936,353
	Netcare Ltd.	124,678	119,757
	Oceana Group Ltd.	17,392	60,911
	Old Mutual Ltd.	667,710	535,669
	Omnia Holdings Ltd.	28,516	150,431
Ω	Pepkor Holdings Ltd.	166,062	223,927
*	PPC Ltd.	148,293	36,077

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Raubex Group Ltd.	23,054	$61,389
	RCL Foods Ltd.	30,615	21,766
	Reunert Ltd.	17,033	47,510
	RFG Holdings Ltd.	6,432	4,870
	Royal Bafokeng Platinum Ltd.	23,644	236,213
#*	Sappi Ltd.	85,130	311,676
	Standard Bank Group Ltd.	10,510	111,380
	Super Group Ltd.	56,942	96,571
*	Telkom SA SOC Ltd.	45,201	136,220
	Tiger Brands Ltd.	14,831	145,754
*	Tsogo Sun Hotels Ltd.	109,934	22,675
	Wilson Bayly Holmes-Ovcon Ltd.	7,836	36,991

TOTAL SOUTH AFRICA			8,946,631

SOUTH KOREA — (16.0%)
	ABco Electronics Co. Ltd.	3,431	32,386
*	Able C&C Co. Ltd.	1,801	10,864
	ADTechnology Co. Ltd.	1,775	25,037
	Advanced Process Systems Corp.	1,107	20,986
	Aekyung Industrial Co. Ltd.	897	13,996
*	AeroSpace Technology of Korea, Inc.	2,347	12,221
*	Agabang&Company.	4,166	14,879
	Ahn-Gook Pharmaceutical Co. Ltd.	867	7,595
	AK Holdings, Inc.	1,100	18,606
*	ALUKO Co. Ltd.	8,599	24,662
	Amorepacific Corp.	1,908	271,519
	Amorepacific Group	4,306	169,403
*	Amotech Co. Ltd.	791	18,136
*	Aprogen Medicines, Inc.	10,269	12,567
*	Aprogen pharmaceuticals, Inc.	36,842	23,571
	Asia Cement Co. Ltd.	2,690	32,218
	ASIA Holdings Co. Ltd.	91	11,389
	Asia Paper Manufacturing Co. Ltd.	1,081	38,055
	Atec Co. Ltd.	1,889	20,072
	Autech Corp.	1,278	9,661
	Avaco Co. Ltd.	2,775	23,590
	Baiksan Co. Ltd.	1,472	14,393
	BGF Co. Ltd.	4,573	20,546
	BH Co. Ltd.	3,425	72,761
	Binggrae Co. Ltd.	1,100	47,954
*	BioSmart Co. Ltd.	1,966	7,507
	BNK Financial Group, Inc.	46,727	289,802
*	Bohae Brewery Co. Ltd.	20,266	15,430
	Boryung	2,016	20,703
*	Bumyang Construction Co. Ltd.	2,261	11,581
	BYC Co. Ltd.	32	11,564
	Byucksan Corp.	8,914	27,417
*	CammSys Corp.	8,448	12,213
*	Capro Corp.	7,250	26,257
	Cell Biotech Co. Ltd.	1,264	16,510
	Changhae Ethanol Co. Ltd.	2,554	28,794
	Chongkundang Holdings Corp.	732	40,193
	Chosun Refractories Co. Ltd.	302	19,444
	CJ CheilJedang Corp.	1,185	372,648
	CJ Corp.	2,262	154,543
	CJ ENM Co. Ltd.	1,489	149,554
	CJ Freshway Corp.	1,674	54,331
*	CJ Logistics Corp.	1,424	137,890
	CKD Bio Corp.	429	12,035

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	CoAsia Corp.	3,823	$25,099
	Com2uSCorp.	1,124	83,518
	Commax Co. Ltd.	3,567	12,678
	Cosmax, Inc.	1,250	84,040
	Cuckoo Holdings Co. Ltd.	1,775	26,232
	Cuckoo Homesys Co. Ltd.	801	22,246
*	Curo Co. Ltd.	35,403	12,847
	D.I Corp.	3,646	24,966
	Dae Han Flour Mills Co. Ltd.	223	31,434
	Dae Won Kang Up Co. Ltd.	8,318	22,837
*	Dae Young Packaging Co. Ltd.	13,350	24,165
	Daechang Co. Ltd.	12,457	20,737
	Daedong Corp.	3,607	41,887
	Daeduck Electronics Co. Ltd.	2,360	56,021
	Daehan Steel Co. Ltd.	1,256	21,884
	Daejung Chemicals & Metals Co. Ltd.	1,231	20,146
	Daelim B&Co Co. Ltd.	1,885	11,789
	Daesang Corp.	3,678	73,532
	Daesang Holdings Co. Ltd.	4,994	41,680
	Daesung Holdings Co. Ltd.	1,029	48,830
*	Daesung Industrial Co. Ltd.	4,256	18,717
*	Daewon Cable Co. Ltd.	11,589	18,374
	Daewon Pharmaceutical Co. Ltd.	1,883	26,771
*	Daewoo Engineering & Construction Co. Ltd.	26,672	141,392
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,460	133,179
	Daihan Pharmaceutical Co. Ltd.	686	15,826
	Daishin Securities Co. Ltd.	5,660	78,809
	Daou Data Corp.	2,532	28,056
	Daou Technology, Inc.	4,209	68,788
*	Dayou Automotive Seat Technology Co. Ltd.	23,323	22,028
	DB Financial Investment Co. Ltd.	3,038	15,608
	DB Insurance Co. Ltd.	7,740	413,366
*	DB, Inc.	20,637	16,019
	DCM Corp.	546	11,622
	Deutsch Motors, Inc.	4,732	41,894
	Device ENG Co. Ltd.	527	9,625
	DGB Financial Group, Inc.	32,532	229,313
	DI Dong Il Corp.	1,910	36,285
	Digital Chosun Co. Ltd.	5,677	13,537
	Digital Daesung Co. Ltd.	3,570	24,104
	Display Tech Co. Ltd.	4,249	26,414
	DL Construction Co. Ltd.	1,054	22,532
	DL E&C Co. Ltd.	4,648	218,613
	DL Holdings Co. Ltd.	1,853	90,310
	DMS Co. Ltd.	4,659	23,130
	DNF Co. Ltd.	1,629	28,507
	Dohwa Engineering Co. Ltd.	2,350	16,227
	Dong-A Hwasung Co. Ltd.	1,780	15,760
	Dong-A Socio Holdings Co. Ltd.	441	39,580
	Dong-A ST Co. Ltd.	967	53,589
	Dong-Ah Geological Engineering Co. Ltd.	1,088	17,401
*	Dongbang Transport Logistics Co. Ltd.	3,812	10,196
	Dongbu Corp.	888	9,360
	Dongil Industries Co. Ltd.	111	15,515
	Dongkuk Industries Co. Ltd.	7,902	22,216
	Dongkuk Steel Mill Co. Ltd.	9,676	141,492
	Dongkuk Structures & Construction Co. Ltd.	3,950	17,791
	Dongsuh Cos., Inc.	2,492	52,633
	Dongsung Chemical Co. Ltd.	4,993	19,264

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwha Pharm Co. Ltd.	3,593	$36,089
	Dongwon Development Co. Ltd.	7,989	32,705
	Dongwon F&B Co. Ltd.	317	44,640
	Dongwon Industries Co. Ltd.	277	54,588
	Dongyang E&P, Inc.	571	7,734
*	Dongyang Steel Pipe Co. Ltd.	16,193	17,964
	Doosan Bobcat, Inc.	7,797	253,349
	Doosan Co. Ltd.	1,003	70,319
	DoubleUGames Co. Ltd.	1,561	61,001
	DTR Automotive Corp.	739	45,446
*	Duksan Hi-Metal Co. Ltd.	4,192	31,311
	Duksung Co. Ltd.	2,657	17,210
	DY Corp.	2,421	16,724
	DY POWER Corp.	888	10,300
*	E& Corp. Co. Ltd.	4,736	14,443
*	E&M Co. Ltd.	39,187	18,948
	Eagon Industrial Ltd.	2,357	24,314
	Easy Holdings Co. Ltd.	5,762	23,398
	Ecopro Co. Ltd.	313	20,633
*	Ehwa Technologies Information Co. Ltd.	29,578	26,476
	Elentec Co. Ltd.	3,055	54,248
	E-MART, Inc.	3,208	331,958
	EM-Tech Co. Ltd.	1,384	41,745
	ENF Technology Co. Ltd.	1,688	46,519
	Estechpharma Co. Ltd.	2,467	18,839
	Eugene Corp.	10,128	41,312
	Eugene Investment & Securities Co. Ltd.	15,368	39,715
	Eusu Holdings Co. Ltd.	1,669	8,057
	Farmsco	3,167	18,261
	FarmStory Co. Ltd.	12,835	46,514
	Fila Holdings Corp.	6,248	159,642
	Fursys, Inc.	403	11,673
	Gabia, Inc.	934	10,238
	Gemvaxlink Co. Ltd.	13,451	17,452
*	Genie Music Corp.	2,529	10,380
	Geumhwa PSC Co. Ltd.	408	10,388
	Golfzon Newdin Holdings Co. Ltd.	3,388	23,440
	Gradiant Corp.	10,436	37,556
	Green Cross Corp.	878	130,323
	Green Cross Holdings Corp.	3,664	63,698
	GS Engineering & Construction Corp.	10,285	338,682
*	GS Global Corp.	11,688	42,577
	GS Holdings Corp.	7,541	260,493
	GS Retail Co. Ltd.	6,262	141,756
	Gwangju Shinsegae Co. Ltd.	315	9,199
	Haatz, Inc.	1,925	14,791
	Halla Corp.	2,472	10,691
	Halla Holdings Corp.	1,256	41,639
	Han Kuk Carbon Co. Ltd.	4,578	47,172
	Hana Pharm Co. Ltd.	689	10,897
	HanChang Paper Co. Ltd.	15,915	27,562
*	Hancom MDS, Inc.	1,202	21,559
*	Hancom WITH, Inc.	1,523	9,173
*	Hancom, Inc.	1,730	27,692
	Handok, Inc.	1,372	23,855
	Handsome Co. Ltd.	2,572	71,722
	Hanil Holdings Co. Ltd.	1,453	15,427
	Hanil Hyundai Cement Co. Ltd.	562	14,364
	Hanjin Transportation Co. Ltd.	1,458	37,930

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co. Ltd.	11,847	$325,162
*	Hankuk Steel Wire Co. Ltd.	4,490	22,611
	Hansae Co. Ltd.	2,823	57,742
	Hansae Yes24 Holdings Co. Ltd.	1,435	7,771
	Hanshin Construction Co. Ltd.	1,431	19,956
	Hansol Holdings Co. Ltd.	5,410	15,195
	Hansol HomeDeco Co. Ltd.	11,444	16,120
	Hansol Logistics Co. Ltd.	6,472	22,217
	Hansol Paper Co. Ltd.	3,482	40,236
*	Hansol Technics Co. Ltd.	5,142	27,881
	Hanwha Aerospace Co. Ltd.	4,721	197,565
	Hanwha Corp.	7,084	167,362
*	Hanwha General Insurance Co. Ltd.	14,136	52,803
	Hanwha Investment & Securities Co. Ltd.	19,019	71,340
*	Hanwha Life Insurance Co. Ltd.	62,895	145,744
*	Hanwha Solutions Corp.	19,018	477,997
	Hanyang Eng Co. Ltd.	2,207	27,464
	Hanyang Securities Co. Ltd.	991	10,749
	Harim Co. Ltd.	12,261	36,923
	HB Technology Co. Ltd.	11,025	20,905
	HD Hyundai Co. Ltd.	7,795	357,951
	HDC Holdings Co. Ltd.	4,430	25,227
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,663	78,692
	Hitejinro Holdings Co. Ltd.	1,504	16,804
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	24,132
*	Home Center Holdings Co. Ltd.	9,904	13,518
	HS Industries Co. Ltd.	8,886	42,010
*	Humax Co. Ltd.	5,444	19,440
	Humedix Co. Ltd.	1,743	29,050
	Huons Global Co. Ltd.	962	21,492
	Huvis Corp.	1,579	9,686
	Huvitz Co. Ltd.	1,517	12,902
	Hwa Shin Co. Ltd.	3,210	21,334
*	Hwail Pharm Co. Ltd.	4,405	11,472
	Hwangkum Steel & Technology Co. Ltd.	1,402	10,943
	Hwaseung Corp. Co. Ltd.	6,983	9,628
	HwaSung Industrial Co. Ltd.	1,665	29,309
	Hy-Lok Corp.	1,868	27,508
*	Hyosung Chemical Corp.	206	36,355
	Hyosung Corp.	1,147	75,113
*	Hyosung Heavy Industries Corp.	1,256	54,714
	Hyosung TNC Corp.	312	100,813
	Hyundai Bioland Co. Ltd.	771	10,960
	Hyundai BNG Steel Co. Ltd.	1,368	19,365
	Hyundai Construction Equipment Co. Ltd.	2,054	59,930
	Hyundai Corp.	958	14,076
	Hyundai Department Store Co. Ltd.	2,618	155,815
*	Hyundai Doosan Infracore Co. Ltd.	17,428	90,151
*	Hyundai Electric & Energy System Co. Ltd.	1,540	26,317
	Hyundai Elevator Co. Ltd.	3,634	102,042
*	Hyundai Energy Solutions Co. Ltd.	558	9,730
	Hyundai Engineering & Construction Co. Ltd.	12,057	419,437
	Hyundai Futurenet Co. Ltd.	10,757	28,689
	Hyundai Glovis Co. Ltd.	2,798	458,422
	Hyundai Greenfood Co. Ltd.	5,646	40,727
	Hyundai Livart Furniture Co. Ltd.	1,826	21,170
	Hyundai Marine & Fire Insurance Co. Ltd.	5,167	133,172
*	Hyundai Mipo Dockyard Co. Ltd.	3,727	244,656
	Hyundai Motor Securities Co. Ltd.	3,996	34,654

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Rotem Co. Ltd.	10,115	$150,769
	Hyundai Steel Co.	14,635	497,324
	Hyundai Wia Corp.	3,089	157,708
	HyVision System, Inc.	3,097	49,095
	ICD Co. Ltd.	1,525	13,258
	IDIS Holdings Co. Ltd.	1,420	13,773
*	IHQ, Inc.	12,983	11,498
	Iljin Holdings Co. Ltd.	6,068	26,502
	Ilshin Spinning Co. Ltd.	160	15,550
	Ilsung Pharmaceuticals Co. Ltd.	138	9,321
	iMarketKorea, Inc.	3,411	28,901
	InBody Co. Ltd.	1,577	36,268
	Industrial Bank of Korea	44,406	394,009
*	Infinitt Healthcare Co. Ltd.	4,590	25,174
	Innocean Worldwide, Inc.	1,175	45,296
*	Insun ENT Co. Ltd.	3,640	31,905
	INTOPS Co. Ltd.	2,924	86,443
	Inzi Controls Co. Ltd.	848	7,317
	INZI Display Co. Ltd.	3,267	6,495
	IS Dongseo Co. Ltd.	3,178	133,745
	i-SENS, Inc.	814	18,638
	ISU Chemical Co. Ltd.	2,173	26,665
*	Jahwa Electronics Co. Ltd.	2,599	70,896
	JB Financial Group Co. Ltd.	19,356	136,912
	JC Chemical Co. Ltd.	1,397	15,879
*	Jeju Semiconductor Corp.	5,651	23,870
	Jinsung T.E.C	2,075	19,609
*	JNK Heaters Co. Ltd.	1,439	7,453
	JW Holdings Corp.	6,715	23,520
	JW Life Science Corp.	762	9,071
	Kangnam Jevisco Co. Ltd.	364	7,383
*	Kangwon Land, Inc.	12,533	263,375
	KAON Media Co. Ltd.	3,470	33,596
	KC Co. Ltd.	2,037	35,633
	KC Tech Co. Ltd.	1,176	19,302
	KCC Corp.	833	222,190
	KCC Engineering & Construction Co. Ltd.	2,711	20,323
	KCC Glass Corp.	902	43,967
	KCTC	3,354	16,591
*	KEC Corp.	10,884	27,067
	KEPCO Plant Service & Engineering Co. Ltd.	3,208	95,950
	KG Chemical Corp.	871	28,982
	KG Dongbu Steel	1,268	24,395
	Kginicis Co. Ltd.	1,969	26,874
	KGMobilians Co. Ltd.	3,097	21,172
	KINX, Inc.	749	31,523
	KISCO Corp.	2,292	16,354
	KISCO Holdings Co. Ltd.	1,802	26,107
	KISWIRE Ltd.	1,557	34,276
	KIWOOM Securities Co. Ltd.	2,700	201,499
*	KMH Hitech Co. Ltd.	17,133	22,394
	Kolmar Korea Co. Ltd.	1,399	51,743
	Kolmar Korea Holdings Co. Ltd.	1,725	30,776
	Kolon Corp.	1,235	27,046
	Kolon Global Corp.	1,794	29,760
	Kolon Industries, Inc.	2,959	144,124
	Kook Soon Dang Brewery Co. Ltd.	1,119	9,585
	Korea Alcohol Industrial Co. Ltd.	1,839	17,702
	Korea Asset In Trust Co. Ltd.	6,413	19,854

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Cast Iron Pipe Industries Co. Ltd.	1,394	$11,460
*	Korea Circuit Co. Ltd.	2,410	54,436
	Korea Electric Terminal Co. Ltd.	1,101	60,683
*	Korea Information & Communications Co. Ltd.	1,765	11,341
	Korea Investment Holdings Co. Ltd.	6,698	371,344
*	Korea Line Corp.	27,137	57,090
	Korea Petrochemical Ind Co. Ltd.	559	66,246
	Korea Petroleum Industries Co.	1,218	18,389
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	62,565
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,208	446,579
	Korea United Pharm, Inc.	970	22,555
	Korea Zinc Co. Ltd.	909	414,993
*	Korean Air Lines Co. Ltd.	21,582	508,534
	Korean Reinsurance Co.	16,673	127,570
	KPX Chemical Co. Ltd.	249	10,767
	KSS LINE Ltd.	1,857	17,609
*	KT Alpha Co. Ltd.	1,749	8,729
	KT Skylife Co. Ltd.	3,494	25,379
	KT Submarine Co. Ltd.	3,260	15,728
	KTB Investment & Securities Co. Ltd.	10,955	40,476
	Kukbo Design Co. Ltd.	874	14,126
	Kukdo Chemical Co. Ltd.	1,142	49,437
	Kukdong Oil & Chemicals Co. Ltd.	3,001	11,201
*	Kumho HT, Inc.	10,784	12,862
	Kumho Petrochemical Co. Ltd.	2,770	334,935
*	Kumho Tire Co., Inc.	19,446	66,045
	KUMHOE&C Co. Ltd.	2,973	24,239
	Kumkang Kind Co. Ltd.	1,937	15,404
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	37,081
	Kwang Myung Electric Co. Ltd.	6,601	14,509
	Kyeryong Construction Industrial Co. Ltd.	1,207	35,002
	Kyobo Securities Co. Ltd.	3,914	24,181
	Kyongbo Pharmaceutical Co. Ltd.	1,238	8,380
	Kyung Dong Navien Co. Ltd.	1,037	41,923
	Kyungbang Co. Ltd.	1,871	23,499
*	Kyungchang Industrial Co. Ltd.	9,481	20,977
	Kyungdong Pharm Co. Ltd.	2,282	18,489
	Kyung-In Synthetic Corp.	5,504	30,483
	LEADCORP, Inc. (The)	2,739	19,817
	LF Corp.	3,721	57,518
	LG Display Co. Ltd.	37,050	484,103
	LG HelloVision Co. Ltd.	3,508	17,736
	LG Uplus Corp.	33,019	364,767
	LIG Nex1 Co. Ltd.	1,247	80,670
*	Lock & Lock Co. Ltd.	5,158	42,533
	LOT Vacuum Co. Ltd.	3,140	36,394
	Lotte Chemical Corp.	2,720	419,809
	Lotte Chilsung Beverage Co. Ltd.	706	101,187
	Lotte Confectionery Co. Ltd.	349	34,438
	Lotte Corp.	4,752	128,201
*	Lotte Data Communication Co.	385	11,037
	LOTTE Fine Chemical Co. Ltd.	2,806	180,144
	Lotte Food Co. Ltd.	61	16,650
	LOTTE Himart Co. Ltd.	1,494	27,782
*	Lotte Non-Life Insurance Co. Ltd.	14,792	23,312
	Lotte Shopping Co. Ltd.	1,245	92,225
	LS Corp.	2,826	128,322
	LS Electric Co. Ltd.	3,075	115,490
*	LVMC Holdings	5,340	14,557

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LX Hausys Ltd.	1,101	$50,833
*	LX Holdings Corp.	1,297	10,194
	LX International Corp.	4,931	150,359
	Macrogen, Inc.	1,322	28,796
	Maeil Dairies Co. Ltd.	624	34,293
	Mando Corp.	5,160	218,909
	MegaStudy Co. Ltd.	1,207	11,603
	Meritz Financial Group, Inc.	6,359	190,486
	Meritz Fire & Marine Insurance Co. Ltd.	5,353	187,286
	Meritz Securities Co. Ltd.	50,372	260,408
	Minwise Co. Ltd.	1,657	23,577
	Mirae Asset Life Insurance Co. Ltd.	14,911	47,000
	Mirae Asset Securities Co. Ltd.	47,144	298,217
	Mirae Asset Venture Investment Co. Ltd.	3,943	26,347
	MK Electron Co. Ltd.	2,487	29,587
	Moorim P&P Co. Ltd.	6,828	27,279
	Motonic Corp.	2,838	20,420
	Muhak Co. Ltd.	3,935	29,211
	Namhae Chemical Corp.	2,744	30,494
	Namyang Dairy Products Co. Ltd.	48	15,464
*	NDFOS Co. Ltd.	1,261	7,936
	NeoPharm Co. Ltd.	1,577	32,468
*	Neowiz	2,725	44,574
	Neowiz Holdings Corp.	699	20,838
Ω	Netmarble Corp.	2,877	216,259
	Nexen Corp.	3,941	14,086
	Nexen Tire Corp.	6,381	34,536
	NH Investment & Securities Co. Ltd.	27,356	233,475
*	NHN Corp.	3,046	84,077
	NICE Holdings Co. Ltd.	4,498	60,940
	Nice Information & Telecommunication, Inc.	1,071	25,477
	NICE Total Cash Management Co. Ltd.	3,128	15,758
	Nong Shim Holdings Co. Ltd.	465	27,690
	Nong Woo Bio Co. Ltd.	979	9,944
	NongShim Co. Ltd.	597	142,669
	NOROO Paint & Coatings Co. Ltd.	1,692	14,715
	NPC	2,647	23,770
	OCI Co. Ltd.	2,752	227,339
*	OPTRON-TEC, Inc.	2,558	13,653
	Orion Corp.	3,156	235,231
	Orion Holdings Corp.	4,507	52,618
*	Osung Advanced Materials Co. Ltd.	10,387	17,780
	Ottogi Corp.	226	83,820
	Paik Kwang Industrial Co. Ltd.	4,913	21,248
	Pan Ocean Co. Ltd.	45,141	235,971
*	Paradise Co. Ltd.	8,636	112,493
	Partron Co. Ltd.	8,571	78,764
	PHA Co. Ltd.	1,125	8,071
	PJ Electronics Co. Ltd.	862	5,290
	Poongsan Corp.	3,373	84,957
	Poongsan Holdings Corp.	918	21,904
	Posco International Corp.	8,676	168,489
	POSCO Steeleon Co. Ltd.	326	13,289
*	Power Logics Co. Ltd.	3,502	21,046
	Protec Co. Ltd.	413	9,634
	Pulmuone Co. Ltd.	2,609	34,594
	Pungkuk Ethanol Co. Ltd.	569	7,939
*	RFTech Co. Ltd.	3,243	16,076
	S-1 Corp.	1,394	75,953

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sajo Industries Co. Ltd.	276	$12,204
	Sajodaerim Corp.	1,147	29,422
*	Sajodongaone Co. Ltd.	16,983	27,940
	Sam Young Electronics Co. Ltd.	2,074	17,584
	Sam Yung Trading Co. Ltd.	2,591	29,062
	Sambo Corrugated Board Co. Ltd.	728	7,840
	Samchuly Bicycle Co. Ltd.	914	7,523
	Samho Development Co. Ltd.	4,766	19,430
	Samick Musical Instruments Co. Ltd.	8,299	11,372
	Samick THK Co. Ltd.	1,192	12,752
	Samji Electronics Co. Ltd.	1,682	15,877
	Samjin LND Co. Ltd.	5,625	12,783
	Samjin Pharmaceutical Co. Ltd.	1,495	29,874
	Samkee Corp.	8,420	26,464
	Sammok S-Form Co. Ltd.	2,023	42,074
	SAMPYO Cement Co. Ltd.	9,240	38,514
	Samsung Card Co. Ltd.	5,989	158,639
	Samsung Fire & Marine Insurance Co. Ltd.	4,546	753,536
*	Samsung Heavy Industries Co. Ltd.	97,760	466,638
	Samsung SDS Co. Ltd.	2,633	306,839
	Samsung Securities Co. Ltd.	10,076	314,692
	SAMT Co. Ltd.	12,775	43,749
	Samyang Corp.	593	25,725
	Samyang Foods Co. Ltd.	255	19,686
	Samyang Holdings Corp.	724	49,498
	Samyang Tongsang Co. Ltd.	146	6,673
	Sangsangin Co. Ltd.	7,820	70,205
*	SBI Investment Korea Co. Ltd.	12,040	16,009
*	SBW	39,024	27,665
*	SDN Co. Ltd.	4,192	6,788
	Seah Besteel Corp.	2,148	30,806
	SeAH Holdings Corp.	153	14,632
	SeAH Steel Holdings Corp.	193	21,886
	Sebang Co. Ltd.	2,050	19,858
	Sebang Global Battery Co. Ltd.	1,376	82,063
	Segyung Hitech Co. Ltd.	634	11,220
	Sejong Industrial Co. Ltd.	4,914	27,652
	Sejong Telecom, Inc.	60,354	24,987
	Seobu T&D	3,830	32,342
	Seohan Co. Ltd.	19,101	26,158
	Seoul Semiconductor Co. Ltd.	8,308	88,404
	Seoyon Co. Ltd.	3,230	20,527
*	Sewon E&C Co. Ltd.	25,762	20,070
	Sewoon Medical Co. Ltd.	6,936	20,950
	SFA Engineering Corp.	2,968	92,884
*	SG Corp.	14,186	8,318
	SGC e Tec E&C Co. Ltd.	325	14,521
	SGC Energy Co. Ltd.	475	19,116
	Shindaeyang Paper Co. Ltd.	369	27,414
	Shinsegae Engineering & Construction Co. Ltd.	514	14,052
	Shinsegae Food Co. Ltd.	418	24,043
	Shinsegae Information & Communication Co. Ltd.	990	12,752
	Shinsegae International, Inc.	940	23,341
	Shinsegae, Inc.	1,280	249,414
*	Shinsung E&G Co. Ltd.	15,588	23,252
*	Shinwha Intertek Corp.	3,331	8,076
	Shinwon Corp.	17,889	27,182
	Shinyoung Securities Co. Ltd.	785	35,941
	SIGONG TECH Co. Ltd.	1,930	11,551

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Silla Co. Ltd.	770	$8,189
	SIMMTECH HOLDINGS Co. Ltd.	2,813	12,023
	SIMPAC, Inc.	1,754	12,345
	Sindoh Co. Ltd.	427	11,129
	Sinil Pharm Co. Ltd.	854	6,753
	SK Chemicals Co. Ltd.	1,780	177,537
	SK D&D Co. Ltd.	2,069	46,809
	SK Discovery Co. Ltd.	2,070	67,811
	SK Gas Ltd.	546	51,585
	SK Networks Co. Ltd.	24,348	92,947
*	SK Rent A Car Co. Ltd.	2,451	21,744
	SK Securities Co. Ltd.	69,495	47,296
	SL Corp.	3,275	68,841
*	S-MAC Co. Ltd.	7,310	19,700
	SNT Dynamics Co. Ltd.	1,105	7,708
	SNT Holdings Co. Ltd.	951	13,126
	SNT Motiv Co. Ltd.	1,479	55,674
*	SNU Precision Co. Ltd.	6,787	19,287
	S-Oil Corp.	1,794	146,781
	Songwon Industrial Co. Ltd.	2,633	55,932
*	Sonid, Inc.	27,979	19,648
	Soulbrain Holdings Co. Ltd.	1,012	22,533
	SPG Co. Ltd.	3,032	38,476
	Spigen Korea Co. Ltd.	593	20,917
	Ssangyong C&E Co. Ltd.	11,111	72,918
	STIC Investments, Inc.	4,076	33,283
	Suheung Co. Ltd.	793	24,410
	Sun Kwang Co. Ltd.	393	22,806
	Sung Kwang Bend Co. Ltd.	2,934	22,424
*	Sungchang Enterprise Holdings Ltd.	12,418	28,513
	Sungshin Cement Co. Ltd.	4,536	46,901
	Sungwoo Hitech Co. Ltd.	8,732	33,798
	Sunjin Co. Ltd.	2,612	27,449
	Systems Technology, Inc.	1,835	29,098
	Tae Kyung Industrial Co. Ltd.	3,102	18,134
	Taekwang Industrial Co. Ltd.	57	45,842
	Taekyung BK Co. Ltd.	4,970	19,800
*	Taewoong Co. Ltd.	957	9,562
	Taeyoung Engineering & Construction Co. Ltd.	4,504	35,261
*	Taihan Textile Co. Ltd.	263	10,399
	TechWing, Inc.	1,109	19,045
	TES Co. Ltd.	2,427	53,171
*	Theragen Etex Co. Ltd.	6,173	25,110
*	Thinkware Systems Corp.	1,790	25,459
	TK Corp.	3,405	28,922
	TKG Huchems Co. Ltd.	4,631	81,370
	Tongyang Life Insurance Co. Ltd.	5,937	31,602
	Tongyang, Inc.	19,744	24,428
*	Top Engineering Co. Ltd.	3,288	18,342
	Tovis Co. Ltd.	1,651	11,988
	TS Corp.	6,440	20,962
*	Tuksu Construction Co. Ltd.	3,337	32,310
*	TY Holdings Co. Ltd.	3,021	60,505
	TYM Corp.	20,875	39,403
	Ubiquoss Holdings, Inc.	1,989	27,657
	Uju Electronics Co. Ltd.	1,365	28,925
	Uni-Chem Co. Ltd.	9,060	9,462
*	Unick Corp.	1,421	8,791
	Unid Co. Ltd.	1,085	108,300

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Uniquest Corp.	2,686	$25,415
	Value Added Technology Co. Ltd.	1,095	34,776
	Vitzro Tech Co. Ltd.	2,134	16,070
*	Vivien Corp.	3,472	7,162
*	Webzen, Inc.	1,681	29,265
	Welcron Co. Ltd.	3,279	10,258
*	Wemade Play Co. Ltd.	975	22,725
	Whanin Pharmaceutical Co. Ltd.	1,750	25,184
*	WillBes & Co.	6,600	6,806
	Winix, Inc.	1,622	20,882
	WiSoL Co. Ltd.	5,751	50,913
*	WONIK CUBE Corp.	8,728	22,862
*	Wonik Holdings Co. Ltd.	8,665	33,495
	Wonik Materials Co. Ltd.	1,147	33,655
	Woongjin Thinkbig Co. Ltd.	3,471	8,075
*	Wooree Bio Co. Ltd.	2,856	9,597
	Woori Financial Group, Inc.	36,623	424,293
	Woori Investment Bank Co. Ltd.	53,517	36,528
	Woorison F&G Co. Ltd.	17,338	36,765
	Woory Industrial Co. Ltd.	1,104	15,739
*	Woosu AMS Co. Ltd.	6,739	21,279
*	Woowon Development Co. Ltd.	1,769	8,184
	Y G-1 Co. Ltd.	2,283	16,352
*	Y-entec Co. Ltd.	2,370	24,209
*	YIK Corp.	3,175	12,787
	Youlchon Chemical Co. Ltd.	1,117	19,887
	Young Poong Corp.	78	42,117
	Young Poong Precision Corp.	3,427	27,626
	Youngone Corp.	4,082	153,847
	Youngone Holdings Co. Ltd.	1,334	54,267
	Yuanta Securities Korea Co. Ltd.	17,353	48,845
	Yuyu Pharma, Inc.	3,566	20,836
	Zeus Co. Ltd.	822	17,964

TOTAL SOUTH KOREA			33,644,528

TAIWAN — (18.1%)
	Abico Avy Co. Ltd.	48,965	36,808
	Ability Enterprise Co. Ltd.	37,000	28,557
	AcBel Polytech, Inc.	60,000	57,783
#	Acer, Inc.	379,000	351,620
	ACES Electronic Co. Ltd.	28,985	40,162
	Action Electronics Co. Ltd.	24,000	9,911
	Advanced International Multitech Co. Ltd.	14,000	40,043
*	Advanced Optoelectronic Technology, Inc.	34,000	22,847
	Advancetek Enterprise Co. Ltd.	31,000	23,743
	Aerospace Industrial Development Corp.	74,000	82,692
*	AGV Products Corp.	144,000	56,644
	Allis Electric Co. Ltd.	39,690	36,312
	Alltek Technology Corp.	22,260	28,431
	Alpha Networks, Inc.	43,773	42,256
	Altek Corp.	59,000	72,956
*	Ambassador Hotel	49,000	52,175
	Ampire Co. Ltd.	12,000	10,282
	AMPOC Far-East Co. Ltd.	19,000	26,120
	AmTRAN Technology Co. Ltd.	148,364	72,140
	Apacer Technology, Inc.	35,000	48,662
	APCB, Inc.	17,000	11,125
	Apex Biotechnology Corp.	13,000	11,912
	Arcadyan Technology Corp.	23,000	98,131

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ardentec Corp.	48,000	$69,756
	Asia Cement Corp.	340,000	552,510
#	Asia Optical Co., Inc.	27,000	63,891
*	Asia Pacific Telecom Co. Ltd.	381,060	97,501
	Asia Polymer Corp.	83,742	102,582
	Asia Tech Image, Inc.	18,000	34,754
	Aten International Co. Ltd.	4,000	10,940
#	AU Optronics Corp.	1,219,000	696,279
	Audix Corp.	23,000	40,135
	Bank of Kaohsiung Co. Ltd.	120,091	57,373
	Basso Industry Corp.	30,000	42,491
	BES Engineering Corp.	146,000	46,972
	Bright Led Electronics Corp.	26,000	16,146
	Brighton-Best International Taiwan, Inc.	77,000	91,433
	Capital Futures Corp.	17,000	21,105
	Capital Securities Corp.	273,000	144,048
	Career Technology MFG. Co. Ltd.	77,180	54,104
	Catcher Technology Co. Ltd.	101,000	494,223
	Cathay Real Estate Development Co. Ltd.	101,000	62,904
	Cayman Engley Industrial Co. Ltd.	4,000	9,334
	Celxpert Energy Corp.	10,000	12,415
	Central Reinsurance Co. Ltd.	34,000	34,469
*	Chain Chon Industrial Co. Ltd.	26,000	17,135
	Chang Hwa Commercial Bank Ltd.	709,790	443,744
	Channel Well Technology Co. Ltd.	27,000	32,468
	CHC Healthcare Group.	13,000	20,021
	Chen Full International Co. Ltd.	12,000	16,692
	Cheng Loong Corp.	117,000	131,958
*	Cheng Mei Materials Technology Corp.	78,000	31,230
	Cheng Shin Rubber Industry Co. Ltd.	267,000	300,905
	Cheng Uei Precision Industry Co. Ltd.	74,000	84,901
	Chia Chang Co. Ltd.	17,000	25,927
	Chia Hsin Cement Corp.	78,000	52,281
	Chicony Electronics Co. Ltd.	23,000	63,977
*	China Airlines Ltd.	364,000	334,304
	China Bills Finance Corp.	133,000	79,737
	China Chemical & Pharmaceutical Co. Ltd.	58,000	47,663
	China Development Financial Holding Corp.	1,875,559	1,131,041
	China Electric Manufacturing Corp.	47,440	28,879
	China General Plastics Corp.	64,141	71,756
	China Man-Made Fiber Corp.	278,912	80,635
	China Metal Products.	64,000	71,247
	China Motor Corp.	40,200	79,715
#*	China Petrochemical Development Corp.	796,120	315,140
	China Wire & Cable Co. Ltd.	15,000	13,875
	Chinese Maritime Transport Ltd.	20,000	34,999
	Ching Feng Home Fashions Co. Ltd.	26,000	15,695
	Chin-Poon Industrial Co. Ltd.	79,000	79,595
	Chipbond Technology Corp.	97,000	218,108
	ChipMOS Technologies, Inc.	86,000	133,773
	Chong Hong Construction Co. Ltd.	22,000	54,565
	Chun Yuan Steel Industry Co. Ltd.	73,000	52,323
	Chung Hsin Electric & Machinery Manufacturing Corp.	55,000	100,739
*	Chung Hwa Pulp Corp.	48,000	30,801
	Clevo Co.	73,000	83,406
	CMC Magnetics Corp.	208,869	62,611
	Collins Co. Ltd.	31,000	17,896
#	Compal Electronics, Inc.	647,000	485,496
	Compeq Manufacturing Co. Ltd.	143,000	218,202

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Compucase Enterprise	7,000	$6,961
	Concord Securities Co. Ltd.	89,510	41,418
	Continental Holdings Corp.	60,000	54,096
	Contrel Technology Co. Ltd.	61,000	37,691
	Coretronic Corp.	50,000	95,291
	CTCI Corp.	94,000	147,995
	CyberPower Systems, Inc.	9,000	20,074
	CyberTAN Technology, Inc.	61,000	45,637
	DA CIN Construction Co. Ltd.	60,000	63,529
	Dafeng TV Ltd.	9,000	14,529
*	Da-Li Development Co. Ltd.	42,327	44,388
	Darfon Electronics Corp.	37,000	58,920
*	Darwin Precisions Corp.	59,000	20,961
	De Licacy Industrial Co. Ltd.	79,000	40,673
	Depo Auto Parts Ind Co. Ltd.	13,000	25,250
	D-Link Corp.	103,040	58,634
	Dynamic Electronics Co. Ltd.	39,701	28,301
	Dynapack International Technology Corp.	16,000	43,269
	Edom Technology Co. Ltd.	20,900	24,760
	Egis Technology, Inc.	8,000	29,677
	Elite Advanced Laser Corp.	23,000	33,577
	Elitegroup Computer Systems Co. Ltd.	59,000	37,171
	Emerging Display Technologies Corp.	48,000	29,062
#*	Ennostar, Inc.	79,975	156,648
	EnTie Commercial Bank Co. Ltd.	127,000	67,176
	Eson Precision Ind Co. Ltd.	20,000	38,767
	Eternal Materials Co. Ltd.	140,000	179,458
*	Eva Airways Corp.	348,041	408,874
*	Everest Textile Co. Ltd.	53,326	15,591
	Evergreen International Storage & Transport Corp.	87,000	104,695
	Everlight Chemical Industrial Corp.	92,000	69,843
	Everlight Electronics Co. Ltd.	54,000	78,138
*	Everspring Industry Co. Ltd.	40,000	27,867
	Excelsior Medical Co. Ltd.	24,912	58,407
	Far Eastern Department Stores Ltd.	151,000	106,221
	Far Eastern International Bank.	336,257	135,991
	Far Eastern New Century Corp.	440,000	446,033
	Farglory Land Development Co. Ltd.	39,000	88,649
	Feedback Technology Corp.	10,000	25,485
	Feng Hsin Steel Co. Ltd.	59,000	166,121
	First Hotel	28,000	13,244
	First Insurance Co. Ltd.	27,000	14,770
*	First Steamship Co. Ltd.	97,010	35,788
	FIT Holding Co. Ltd.	18,000	20,878
	FLEXium Interconnect, Inc.	46,000	142,715
	Formosa Advanced Technologies Co. Ltd.	29,000	38,052
*	Formosa Laboratories, Inc.	22,704	48,567
	Formosa Optical Technology Co. Ltd.	6,000	12,844
	Formosa Taffeta Co. Ltd.	132,000	121,101
	Formosan Rubber Group, Inc.	69,000	51,888
	Formosan Union Chemical.	70,400	61,419
#	Foxconn Technology Co. Ltd.	142,000	281,373
*	Franbo Lines Corp.	15,000	13,277
	Froch Enterprise Co. Ltd.	31,000	34,073
	FSP Technology, Inc.	18,000	24,872
	Fullerton Technology Co. Ltd.	18,000	11,323
*	Fulltech Fiber Glass Corp.	62,620	27,929
	Fwusow Industry Co. Ltd.	33,000	29,433
	G Shank Enterprise Co. Ltd.	16,000	24,955

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gamania Digital Entertainment Co. Ltd.	5,000	$10,761
	Gemtek Technology Corp.	74,000	75,610
	General Interface Solution Holding Ltd.	38,000	116,874
	General Plastic Industrial Co. Ltd.	14,000	14,554
	Getac Holdings Corp.	9,000	13,990
*	Giantplus Technology Co. Ltd.	35,000	12,340
	Global Brands Manufacture Ltd.	50,600	55,332
	Globe Union Industrial Corp.	44,000	18,314
	Gloria Material Technology Corp.	73,000	70,559
*	GMI Technology, Inc.	16,000	12,773
	Goldsun Building Materials Co. Ltd.	109,543	107,582
	Gourmet Master Co. Ltd.	13,000	40,447
	Grand Pacific Petrochemical	160,000	139,680
	Great China Metal Industry.	26,000	23,075
	Greatek Electronics, Inc.	25,000	58,149
	GTM Holdings Corp.	24,000	21,832
	Hannstar Board Corp.	47,132	60,933
	HannStar Display Corp.	94,000	41,267
	HannsTouch Solution, Inc.	75,194	29,437
	Harmony Electronics Corp.	12,000	17,306
	Harvatek Corp.	31,000	21,832
	Hey Song Corp.	53,000	64,093
	Highwealth Construction Corp.	115,000	182,253
	Hiroca Holdings Ltd.	6,000	10,325
	Hitron Technology, Inc.	13,000	8,928
	Ho Tung Chemical Corp.	176,000	60,050
	Holy Stone Enterprise Co. Ltd.	5,000	19,191
	Hong Pu Real Estate Development Co. Ltd.	35,000	24,614
	Hong TAI Electric Industrial.	58,000	59,233
	Hong YI Fiber Industry Co.	19,000	15,064
	Horizon Securities Co. Ltd.	53,000	28,591
	Hsin Kuang Steel Co. Ltd.	10,000	21,524
	Hsing TA Cement Co.	29,000	19,957
	HUA ENG Wire & Cable Co. Ltd.	37,000	26,851
	Hua Yu Lien Development Co. Ltd.	12,000	26,687
	Huaku Development Co. Ltd.	44,000	137,422
	Huang Hsiang Construction Corp.	15,000	28,066
	Hung Ching Development & Construction Co. Ltd.	13,000	12,501
	Hung Sheng Construction Ltd.	44,680	38,218
	Huxen Corp.	6,000	10,507
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	32,009
	Ibase Technology, Inc.	29,000	48,966
	IBF Financial Holdings Co. Ltd.	334,681	181,499
	Ichia Technologies, Inc.	27,000	14,165
	IEI Integration Corp.	29,600	44,426
	Infortrend Technology, Inc.	52,000	26,261
#	Innolux Corp.	1,404,000	639,332
	Inpaq Technology Co. Ltd.	19,000	33,277
*	Integrated Service Technology, Inc.	19,000	31,667
	International CSRC Investment Holdings Co.	70,600	55,379
	Inventec Corp.	386,000	329,757
	Iron Force Industrial Co. Ltd.	6,000	13,486
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	26,096
	Jarllytec Co. Ltd.	10,000	21,654
	Jess-Link Products Co. Ltd.	13,000	17,091
	Johnson Health Tech Co. Ltd.	13,000	25,361
	K Laser Technology, Inc.	27,000	18,894
	Kaimei Electronic Corp.	23,000	50,451
	KEE TAI Properties Co. Ltd.	49,000	20,306

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kenda Rubber Industrial Co. Ltd.	101,880	$108,278
	Kerry TJ Logistics Co. Ltd.	29,000	43,776
	Kindom Development Co. Ltd.	53,900	63,103
	King Chou Marine Technology Co. Ltd.	8,000	9,223
	King Yuan Electronics Co. Ltd.	173,000	234,265
	King’s Town Bank Co. Ltd.	138,000	182,155
*	King’s Town Construction Co. Ltd.	24,000	27,695
*	Kinko Optical Co. Ltd.	9,455	9,098
	Kinpo Electronics	184,000	87,080
	Ko Ja Cayman Co. Ltd.	5,000	8,978
	Kung Sing Engineering Corp.	75,900	20,642
	Kuo Toong International Co. Ltd.	29,399	21,249
	Kuo Yang Construction Co. Ltd.	28,000	19,023
	Kwong Lung Enterprise Co. Ltd.	23,000	33,656
	L&K Engineering Co. Ltd.	30,000	29,385
*	LAN FA Textile	29,000	9,769
	Lanner Electronics, Inc.	10,000	19,881
	Laser Tek Taiwan Co. Ltd.	23,000	23,999
*	Lealea Enterprise Co. Ltd.	100,000	36,064
	LEE CHI Enterprises Co. Ltd.	19,000	13,603
	Lelon Electronics Corp.	8,000	15,789
*	Li Peng Enterprise Co. Ltd.	119,000	32,714
	Lida Holdings Ltd.	18,000	17,799
	Ligitek Electronics Co. Ltd.	22,000	16,655
*	Lingsen Precision Industries Ltd.	77,000	54,115
	Lite-On Technology Corp.	294,000	644,155
*	Long Bon International Co. Ltd.	44,000	25,981
	Long Da Construction & Development Corp.	66,000	51,248
	Longchen Paper & Packaging Co. Ltd.	136,527	92,066
	Longwell Co.	9,000	15,590
	Lumax International Corp. Ltd.	22,000	53,528
	Lung Yen Life Service Corp.	33,000	53,577
	Macronix International Co. Ltd.	247,000	314,281
	Mayer Steel Pipe Corp.	30,000	32,665
	Meiloon Industrial Co.	13,000	10,836
	Mercuries & Associates Holding Ltd.	76,400	52,759
*	Mercuries Life Insurance Co. Ltd.	252,743	66,223
	Merry Electronics Co. Ltd.	28,384	78,428
	Mildef Crete, Inc.	7,000	12,011
*	MIN AIK Technology Co. Ltd.	30,000	20,349
	Mirle Automation Corp.	38,000	51,304
	Mitac Holdings Corp.	125,944	117,660
	MOSA Industrial Corp.	7,000	7,275
	MPI Corp.	13,000	39,068
	Namchow Holdings Co. Ltd.	20,000	32,290
	Nan Pao Resins Chemical Co. Ltd.	6,000	24,759
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	11,359
	Nanya Technology Corp.	136,000	297,599
	Netronix, Inc.	13,000	20,871
	Nexcom International Co. Ltd.	16,000	12,444
	Nichidenbo Corp.	16,000	28,421
	Nien Hsing Textile Co. Ltd.	13,000	9,248
	Niko Semiconductor Co. Ltd.	8,000	14,555
	O-Bank Co. Ltd.	208,909	67,047
	Ocean Plastics Co. Ltd.	24,000	27,524
*	Orient Semiconductor Electronics Ltd.	37,000	23,707
*	Oriental Union Chemical Corp.	99,000	67,922
	Pacific Construction Co.	32,000	10,742
	Pacific Hospital Supply Co. Ltd.	8,000	19,281

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Paiho Shih Holdings Corp.	10,000	$11,878
	Pan German Universal Motors Ltd.	1,000	6,882
#	Pan-International Industrial Corp.	76,000	84,471
	Pegatron Corp.	280,000	663,356
*††	Pharmally International Holding Co. Ltd.	7,000	0
	Pixart Imaging, Inc.	11,000	42,764
	Plastron Precision Co. Ltd.	17,000	7,492
	Plotech Co. Ltd.	19,800	17,324
	Pou Chen Corp.	369,000	384,809
	Powertech Technology, Inc.	95,000	298,497
	President Securities Corp.	131,539	92,317
	Primax Electronics Ltd.	49,000	91,677
	Prince Housing & Development Corp.	218,000	91,813
	Promate Electronic Co. Ltd.	25,000	36,741
	Prosperity Dielectrics Co. Ltd.	6,000	10,182
	Qisda Corp.	235,000	249,689
	QST International Corp.	15,000	29,032
	Qualipoly Chemical Corp.	15,000	20,502
	Quang Viet Enterprise Co. Ltd.	5,000	18,340
	Quanta Storage, Inc.	33,000	44,000
	Quintain Steel Co. Ltd.	23,000	12,933
	Radiant Opto-Electronics Corp.	59,000	203,425
	Radium Life Tech Co. Ltd.	141,320	47,861
	Rechi Precision Co. Ltd.	61,000	35,514
	Rexon Industrial Corp. Ltd.	19,000	25,338
	Rich Development Co. Ltd.	145,000	44,747
*	Ritek Corp.	142,121	42,830
*	Roo Hsing Co. Ltd.	118,000	20,338
	Ruentex Development Co. Ltd.	231,000	604,590
	Ruentex Industries Ltd.	66,300	255,311
	Sampo Corp.	43,200	45,247
	San Fang Chemical Industry Co. Ltd.	20,000	13,676
	San Far Property Ltd.	27,272	11,751
	Sanyang Motor Co. Ltd.	89,000	83,846
	Savior Lifetec Corp.	28,000	18,086
	ScinoPharm Taiwan Ltd.	33,000	27,336
	Senao International Co. Ltd.	10,000	11,462
	Sercomm Corp.	19,000	52,887
	Sesoda Corp.	19,776	38,844
	Shanghai Commercial & Savings Bank Ltd.	463,000	763,791
	Shan-Loong Transportation Co. Ltd.	14,000	18,372
	Sheng Yu Steel Co. Ltd.	27,000	30,574
	Shihlin Electric & Engineering Corp.	57,000	101,584
#	Shin Kong Financial Holding Co. Ltd.	1,923,698	636,096
	Shin Zu Shing Co. Ltd.	20,000	56,517
*	Shining Building Business Co. Ltd.	68,330	23,122
	Shinkong Insurance Co. Ltd.	38,000	69,586
	Shinkong Synthetic Fibers Corp.	201,000	133,593
*	Shuttle, Inc.	55,000	22,435
	Sigurd Microelectronics Corp.	72,726	137,825
	Simplo Technology Co. Ltd.	23,000	226,018
	Sincere Navigation Corp.	48,410	48,614
	Sinher Technology, Inc.	8,000	10,086
	Sinon Corp.	70,000	73,851
	SinoPac Financial Holdings Co. Ltd.	1,542,000	949,599
	Sinyi Realty, Inc.	29,000	34,550
	Sirtec International Co. Ltd.	16,000	12,851
	Siward Crystal Technology Co. Ltd.	28,000	32,991
	Soft-World International Corp.	8,000	22,813

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Solomon Technology Corp.	48,000	$38,452
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	11,961
	Sunplus Technology Co. Ltd.	25,000	27,501
	Sunrex Technology Corp.	11,000	13,977
	Sunspring Metal Corp.	14,177	12,747
	Supreme Electronics Co. Ltd.	69,657	107,943
	Swancor Holding Co. Ltd.	10,000	44,679
	Sweeten Real Estate Development Co. Ltd.	16,632	14,506
	Syncmold Enterprise Corp.	17,000	40,412
	Synmosa Biopharma Corp.	24,659	22,895
	Synnex Technology International Corp.	197,000	512,731
	Sysage Technology Co. Ltd.	8,000	10,319
	Systex Corp.	17,000	46,476
	TA Chen Stainless Pipe.	204,831	302,946
	Ta Ya Electric Wire & Cable	123,844	118,062
	Tah Hsin Industrial Corp.	5,720	15,289
	TA-I Technology Co. Ltd.	13,000	23,702
*	Tai Tung Communication Co. Ltd.	17,000	8,986
	Taichung Commercial Bank Co. Ltd.	507,521	255,655
	Taiflex Scientific Co. Ltd.	39,000	57,695
	Tainan Enterprises Co. Ltd.	18,000	11,222
	Tainan Spinning Co. Ltd.	207,000	142,670
	Tai-Saw Technology Co. Ltd.	22,000	27,716
	Taishin Financial Holding Co. Ltd.	1,583,166	1,035,567
	Taisun Enterprise Co. Ltd.	22,000	23,441
	TAI-TECH Advanced Electronics Co. Ltd.	4,000	13,860
	Taiwan Business Bank	898,848	385,366
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	18,758
	Taiwan Cogeneration Corp.	61,000	78,985
	Taiwan Fertilizer Co. Ltd.	61,000	153,543
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	36,847
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	54,886
	Taiwan Glass Industry Corp.	134,000	100,720
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	114,622
*	Taiwan Land Development Corp.	217,000	19,730
	Taiwan Navigation Co. Ltd.	32,000	40,221
	Taiwan Paiho Ltd.	29,000	65,452
	Taiwan PCB Techvest Co. Ltd.	53,000	87,222
	Taiwan Sanyo Electric Co. Ltd.	12,000	15,028
	Taiwan Shin Kong Security Co. Ltd.	51,510	69,817
	Taiwan Styrene Monomer	64,000	35,060
*	Taiwan TEA Corp.	91,000	58,530
	Taiwan Union Technology Corp.	33,000	85,212
	Taiyen Biotech Co. Ltd.	15,000	17,446
	TBI Motion Technology Co. Ltd.	9,000	12,908
	Te Chang Construction Co. Ltd.	13,000	13,394
	Team Group, Inc.	10,000	10,865
	Teco Electric & Machinery Co. Ltd.	264,000	277,253
	Test Rite International Co. Ltd.	46,000	33,963
	Thye Ming Industrial Co. Ltd.	22,400	34,952
	Ton Yi Industrial Corp.	154,000	82,136
	Tong Yang Industry Co. Ltd.	87,000	97,522
*	Tong-Tai Machine & Tool Co. Ltd.	18,000	9,058
	Topco Technologies Corp.	6,000	17,648
	Topoint Technology Co. Ltd.	17,000	19,053
	Toung Loong Textile Manufacturing	37,000	40,506
	TPK Holding Co. Ltd.	61,000	70,321
	Transcend Information, Inc.	39,000	93,530
	Tripod Technology Corp.	56,000	233,497

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tsann Kuen Enterprise Co. Ltd.	8,000	$10,100
	TSRC Corp.	97,000	104,906
	TST Group Holding Ltd.	4,000	19,038
	Tung Ho Steel Enterprise Corp.	77,850	165,174
	TYC Brother Industrial Co. Ltd.	38,000	24,991
*	Tycoons Group Enterprise.	42,000	15,294
	Tyntek Corp.	30,000	21,807
	U-Ming Marine Transport Corp.	45,000	96,703
	Unic Technology Corp.	36,000	23,791
#*	Union Bank Of Taiwan.	288,701	157,197
	Unitech Computer Co. Ltd.	19,000	22,537
*	Unitech Printed Circuit Board Corp.	91,000	50,925
††	Unity Opto Technology Co. Ltd.	46,000	1,206
	Universal Cement Corp.	68,000	46,665
	Universal, Inc.	15,000	19,715
	Unizyx Holding Corp.	40,000	38,019
	UPC Technology Corp.	149,316	82,825
	USI Corp.	120,000	116,781
	Ve Wong Corp.	24,000	26,948
	Wah Lee Industrial Corp.	33,660	117,792
	Walsin Lihwa Corp.	409,000	609,477
	Walsin Technology Corp.	41,000	167,565
	Walton Advanced Engineering, Inc.	49,000	24,123
	Wei Chuan Foods Corp.	66,000	50,073
	Weikeng Industrial Co. Ltd.	69,946	71,064
	Well Shin Technology Co. Ltd.	9,000	13,070
	Winbond Electronics Corp.	425,000	383,700
	Wisdom Marine Lines Co. Ltd.	68,221	209,922
	Wistron Corp.	430,000	414,265
	Wistron NeWeb Corp.	44,000	113,130
	WPG Holdings Ltd.	207,000	379,749
#	WT Microelectronics Co. Ltd.	68,000	163,884
	WUS Printed Circuit Co. Ltd.	28,350	27,429
	XAC Automation Corp.	10,000	8,649
	Xxentria Technology Materials Corp.	19,000	42,326
	Ya Horng Electronic Co. Ltd.	7,000	10,300
	YC INOX Co. Ltd.	70,973	76,032
	Yea Shin International Development Co. Ltd.	36,000	28,540
	Yem Chio Co. Ltd.	60,065	31,091
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	36,779
	YFC-Boneagle Electric Co. Ltd.	14,000	9,607
	YFY, Inc.	188,000	198,029
	Yi Jinn Industrial Co. Ltd.	23,000	14,096
*	Yieh Phui Enterprise Co. Ltd.	165,780	117,736
	YONGGU Group, Inc.	8,000	15,459
	Yonyu Plastics Co. Ltd.	12,000	14,233
	Youngtek Electronics Corp.	21,000	51,700
	Yuanta Futures Co. Ltd.	25,944	43,445
	Yulon Motor Co. Ltd.	99,324	132,204
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,981
	YungShin Global Holding Corp.	20,000	29,083
	Zeng Hsing Industrial Co. Ltd.	7,000	32,820
	Zenitron Corp.	27,000	34,596
	Zero One Technology Co. Ltd.	20,000	28,090
	Zhen Ding Technology Holding Ltd.	89,000	315,129
	Zig Sheng Industrial Co. Ltd.	68,000	31,825
*	Zinwell Corp.	56,000	32,576
	ZongTai Real Estate Development Co. Ltd.	27,000	30,737

TOTAL TAIWAN			38,011,057

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (2.6%)
	AAPICO Hitech PCL	68,970	$47,121
	Advanced Information Technology PCL	161,700	33,284
	AJ Plast PCL	46,900	23,279
	Allianz Ayudhya Capital PCL	11,100	14,422
	Alucon PCL	2,100	12,815
	Amata Corp. PCL	143,200	91,146
*	Ananda Development PCL.	625,200	23,183
	AP Thailand PCL	293,300	101,049
	Asia Plus Group Holdings PCL	195,300	19,273
	Bangchak Corp. PCL	189,300	185,155
*	Bangkok Airways PCL	83,900	27,436
	Bangkok Commercial Asset Management PCL	210,000	117,723
	Bangkok Insurance PCL	8,120	64,723
	Bangkok Land PCL	1,010,600	29,507
	Bangkok Life Assurance PCL, NVDR	79,400	102,003
	Banpu PCL	816,000	293,045
*	Bound & Beyond PCL	44,900	16,518
	Cal-Comp Electronics Thailand PCL, Class F	620,604	46,387
	CH Karnchang PCL	178,300	101,514
	CIMB Thai Bank PCL	129,100	3,204
*	Country Group Development PCL	1,002,600	13,466
*	Demco PCL	131,100	12,632
*	Dhipaya Group Holdings PCL	85,600	161,203
	Eastern Polymer Group PCL, Class F	73,800	21,978
	Eastern Power Group PCL	112,400	17,229
	Eastern Water Resources Development & Management PCL, Class F	91,200	20,104
*	Esso Thailand PCL	127,900	34,916
	Frasers Property Thailand PCL	79,285	35,418
	GFPT PCL	94,100	38,464
	Global Green Chemicals PCL, Class F	42,800	17,495
	Hana Microelectronics PCL	62,000	81,460
	Hwa Fong Rubber Thailand PCL	48,300	11,564
	ICC International PCL	9,300	8,282
	Ichitan Group PCL	52,400	18,512
	Index Livingmall PCL	26,600	16,853
	Interlink Communication PCL	109,400	32,261
	IRPC PCL	1,568,300	159,348
*	Italian-Thai Development PCL	664,700	38,815
*	JKN Global Media PCL	110,600	20,828
	Khon Kaen Sugar Industry PCL	125,300	14,999
	Kiatnakin Phatra Bank PCL	35,100	74,043
	Lalin Property PCL	79,100	21,594
	Land & Houses PCL	1,193,900	332,898
	Lanna Resources PCL	55,400	32,350
	LH Financial Group PCL	591,900	22,985
	Loxley PCL	304,700	20,284
	LPN Development PCL	199,200	26,754
*	MBK PCL	87,702	33,288
	MC Group PCL	43,100	11,388
	MCS Steel PCL	107,500	38,606
*	MDX PCL	132,000	20,426
	Millcon Steel PCL	214,000	7,248
*	Nawarat Patanakarn PCL	444,400	10,121
	Noble Development PCL	116,100	16,949
*	Nusasiri PCL	1,194,500	56,150
	Origin Property PCL, Class F	71,000	22,803
	Polyplex Thailand PCL	55,700	40,657
	Praram 9 Hospital PCL	73,500	30,044
	Precious Shipping PCL	120,500	67,199

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Prima Marine PCL	103,800	$18,487
	Property Perfect PCL	1,352,600	19,746
	Pruksa Holding PCL	134,700	52,307
	Quality Houses PCL	714,350	46,720
*	Raimon Land PCL	907,600	23,054
	Ratchthani Leasing PCL	503,500	64,389
	Regional Container Lines PCL	41,100	53,700
	Rojana Industrial Park PCL	217,500	40,007
	Saha Pathana Inter-Holding PCL	13,500	25,817
	Saha Pathanapibul PCL	16,100	30,202
	Saha-Union PCL	21,500	19,460
*	Samart Corp. PCL	89,100	16,129
	Sansiri PCL	1,986,600	67,863
	SC Asset Corp. PCL.	297,500	31,965
*	Seafresh Industry PCL	168,000	18,639
	Siam City Cement PCL	10,900	48,374
	Siamgas & Petrochemicals PCL	137,400	48,942
*	Singha Estate PCL	169,800	9,767
	Sino-Thai Engineering & Construction PCL	207,400	78,721
	SNC Former PCL	24,100	14,354
	Somboon Advance Technology PCL	53,100	29,302
	SPCG PCL	74,000	36,298
	Sri Trang Agro-Industry PCL	140,101	103,286
	Sri Trang Gloves Thailand PCL	112,400	79,747
	Srivichai Vejvivat PCL	31,800	9,099
	Star Petroleum Refining PCL	76,100	23,996
*	STP & I PCL	174,900	24,205
	Supalai PCL	179,200	114,583
	Super Energy Corp. PCL	2,236,200	56,803
*	Tata Steel Thailand PCL	557,900	22,968
	Thai Oil PCL	169,900	280,273
*	Thai Reinsurance PCL	381,800	11,928
	Thai Stanley Electric PCL	4,800	23,965
	Thai Union Group PCL, Class F	380,300	187,652
	Thaicom PCL	118,200	33,130
	Thaifoods Group PCL, Class F	73,800	9,050
	Thanachart Capital PCL	28,200	33,140
	Thoresen Thai Agencies PCL	239,200	67,744
	Tipco Asphalt PCL	71,300	33,933
	TIPCO Foods PCL	88,100	23,022
	Tisco Financial Group PCL.	33,500	88,763
	TKS Technologies PCL	52,250	18,917
	TMT Steel PCL	57,900	17,074
	TPI Polene PCL	1,283,800	56,225
	TPI Polene Power PCL	312,601	34,865
*	U City PCL, Class F	1,041,600	52,308
*	Unique Engineering & Construction PCL	199,000	29,632
	Univanich Palm Oil PCL	72,000	20,496
	Univentures PCL	124,300	10,742
	Vanachai Group PCL	55,000	13,088
	WHA Corp. PCL	1,213,300	119,027
	Workpoint Entertainment PCL	55,300	50,456

TOTAL THAILAND			5,458,761

TURKEY — (0.6%)
	Aksa Akrilik Kimya Sanayii AS	22,276	68,935
*	Aksa Enerji Uretim AS	68,524	76,675
*	Aksigorta AS	20,914	4,735
	Alarko Holding AS	45,997	82,948

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Albaraka Turk Katilim Bankasi AS	217,318	$18,255
	Anadolu Efes Biracilik Ve Malt Sanayii AS	14,598	29,042
	Aygaz AS	11,967	26,271
*	Bera Holding AS	52,637	36,679
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	15,345
	Cimsa Cimento Sanayi VE Ticaret AS	9,985	22,378
	Coca-Cola Icecek AS	1,266	10,502
	Dogan Sirketler Grubu Holding AS	143,300	33,282
	Eczacibasi Yatirim Holding Ortakligi AS	2,797	8,651
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	22,452	15,347
*	Global Yatirim Holding AS	66,232	13,046
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS.	35,285	22,932
*	GSD Holding AS	115,760	32,854
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	26,251
*	Is Finansal Kiralama AS	66,301	15,451
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	62,891
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	146,210
	Kordsa Teknik Tekstil AS	8,668	26,505
*	Koza Anadolu Metal Madencilik Isletmeleri AS.	15,219	32,069
*	NET Holding AS	83,578	68,231
*	Pegasus Hava Tasimaciligi AS	3,703	33,243
#*	Sekerbank Turk AS	259,133	20,160
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	20,560
*	TAV Havalimanlari Holding AS	28,012	80,821
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	34,677
	Turkiye Sise ve Cam Fabrikalari AS	52,390	63,905
	Ulker Biskuvi Sanayi AS	26,320	29,575
	Vestel Elektronik Sanayi ve Ticaret AS	15,167	26,564
*	Zorlu Enerji Elektrik Uretim AS	116,730	16,231

TOTAL TURKEY			1,221,221

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi National Hotels	59,584	65,609
	Abu Dhabi National Insurance Co. PSC	16,464	31,487
	Agthia Group PJSC	29,301	34,013
	Air Arabia PJSC	176,758	102,641
*	Ajman Bank PJSC	143,510	31,238
	Aldar Properties PJSC	379,062	580,798
	Amanat Holdings PJSC	74,365	21,124
*	Amlak Finance PJSC	113,599	21,544
*	Bank of Sharjah	63,601	9,177
	Dana Gas PJSC	354,661	113,677
*	Deyaar Development PJSC	187,398	24,237
	Dubai Investments PJSC	220,549	150,197
	Dubai Islamic Bank PJSC	106,917	187,016
*	Emaar Development PJSC	93,020	130,148
	Emaar Properties PJSC	451,192	778,239
*	Eshraq Investments PJSC	192,639	25,981
*	Manazel PJSC	121,221	15,635
	National Bank of Ras Al-Khaimah PSC	89,006	122,967
	National Central Cooling Co. PJSC	18,622	12,496
	Orascom Construction PLC	3,812	18,878
*	RAK Properties PJSC	262,778	55,226
	Ras Al Khaimah Ceramics	55,920	42,289
	SHUAA Capital PSC	158,494	27,337
*	Union Properties PJSC	208,272	15,811

TOTAL UNITED ARAB EMIRATES			2,617,765

TOTAL COMMON STOCKS			207,619,575

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	15,435	$49,328
	Banco do Estado do Rio Grande do Sul SA Class B	29,800	63,531
	Banco Pan SA	21,881	41,426
	Cia Ferro Ligas da Bahia - FERBASA	9,800	90,508
	Eucatex SA Industria e Comercio	6,900	13,942
	Marcopolo SA	102,594	55,406
	Randon SA Implementos e Participacoes	40,000	86,328
	Schulz SA	15,200	13,989
	Unipar Carbocloro SA Class B	5,052	98,108
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	58,600	134,056

TOTAL BRAZIL			646,622

COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	14,666	81,185

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	21,128	18,213

SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	229	13,431

TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	171,148	52,372

THAILAND — (0.1%)
*	U City PCL	3,124,800	97,621

TOTAL PREFERRED STOCKS			909,444

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Alper Consultoria e Corretora de Seguros SA Rights 05/11/2022	465	27

HONG KONG — (0.0%)
*	Orient Securities Co. Ltd. Rights 05/20/2022	32,480	0
*	Zhong An Group Ltd. Rights 12/31/22	2,606	0

MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/2029	27,380	1,069

PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	19,164	3,007

THAILAND — (0.0%)
*	EP W4 Warrants 04/27/2023	28,100	0
*	MBK PCL Warrants 03/23/2023	3,508	1,024

TOTAL THAILAND			1,024

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	217,318	3,220

TOTAL RIGHTS/WARRANTS			8,347

TOTAL INVESTMENT SECURITIES (Cost $186,551,716)			208,537,366

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	124,867	$1,444,342

TOTAL INVESTMENTS — (100.0%) (Cost $187,996,064)		$209,981,708

As of April 30, 2022, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	7	06/17/22	$1,485,838	$1,444,625	$(41,213)

Total Futures Contracts			$1,485,838	$1,444,625	$(41,213)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,890,738	$55,995	—	$7,946,733
Chile	—	820,231	—	820,231
China	2,557,408	46,117,115	$82,230	48,756,753
Colombia	155,535	—	—	155,535
Greece	—	706,408	—	706,408
Hong Kong	196	—	—	196
India	526,557	33,378,931	—	33,905,488
Indonesia	—	4,128,168	7,127	4,135,295
Malaysia	—	3,740,029	11,945	3,751,974
Mexico	4,280,084	240,983	—	4,521,067
Philippines	—	1,437,224	—	1,437,224
Poland	—	2,075,562	—	2,075,562
Qatar	—	1,777,906	—	1,777,906
Saudi Arabia	10,354	7,718,886	—	7,729,240
South Africa	506,485	8,440,146	—	8,946,631
South Korea	—	33,634,966	9,562	33,644,528
Taiwan	—	38,009,851	1,206	38,011,057
Thailand	5,425,477	33,284	—	5,458,761
Turkey	—	1,221,221	—	1,221,221
United Arab Emirates	—	2,617,765	—	2,617,765
Preferred Stocks
Brazil	646,622	—	—	646,622
Colombia	81,185	—	—	81,185
Philippines	—	18,213	—	18,213
South Korea	—	13,431	—	13,431
Taiwan	—	52,372	—	52,372
Thailand	97,621	—	—	97,621
Rights/Warrants
Brazil	—	27	—	27
Malaysia	—	1,069	—	1,069
Philippines	—	3,007	—	3,007
Thailand	—	1,024	—	1,024
Turkey	—	3,220	—	3,220

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$1,444,342	—		$1,444,342
Futures Contracts**	$(41,213)	—	—		(41,213)

TOTAL	$22,137,049	$187,691,376	$112,070	^	$209,940,495

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (6.5%)
	AES Brasil Energia SA	27,000	$60,347
	Aliansce Sonae Shopping Centers SA	12,600	53,775
	Alupar Investimento SA	15,400	81,860
	Ambev SA, ADR	95,220	277,090
	Americanas SA	41,591	201,899
	Arezzo Industria e Comercio SA	4,294	77,708
	Atacadao SA	37,300	155,192
	Auren Energia SA	25,787	76,464
	B3 SA - Brasil Bolsa Balcao	218,300	587,261
	Banco Bradesco SA	67,430	203,356
	Banco BTG Pactual SA	32,400	151,320
	Banco do Brasil SA	36,100	242,568
	Banco Inter SA	9,700	10,006
	Banco Santander Brasil SA	23,900	153,486
	BB Seguridade Participacoes SA	30,700	157,910
*	BK Brasil Operacao e Assessoria a Restaurantes SA	35,200	44,855
*	BR Malls Participacoes SA	80,100	153,753
	BR Properties SA	27,000	48,769
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,400	71,501
*	BRF SA	101,681	279,297
*	C&A Modas Ltda	17,500	15,504
	Camil Alimentos SA	10,000	17,355
	CCR SA	95,600	239,969
	Centrais Eletricas Brasileiras SA	14,000	114,629
	Cia Brasileira de Distribuicao	28,300	116,372
	Cia de Saneamento Basico do Estado de Sao Paulo	20,900	188,246
	Cia de Saneamento de Minas Gerais-COPASA	22,400	61,891
	Cia de Saneamento do Parana	34,300	137,160
	Cia de Saneamento do Parana	15,200	11,929
	Cia Energetica de Minas Gerais	13,500	52,291
	Cia Paranaense de Energia	23,700	31,255
	Cia Siderurgica Nacional SA, Sponsored ADR	53,707	226,106
	Cia Siderurgica Nacional SA	48,800	207,975
	Cielo SA	199,200	136,992
*	Cogna Educacao	255,700	126,713
	Construtora Tenda SA	8,200	9,653
	Cosan SA	26,700	113,411
	CPFL Energia SA	12,300	89,937
	CSU Cardsystem SA	7,400	20,895
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	44,100	126,218
	Dexco SA	58,930	153,406
	Diagnosticos da America SA	4,100	18,833
	Dimed SA Distribuidora da Medicamentos	8,800	20,594
	Direcional Engenharia SA	18,700	43,498
*	EcoRodovias Infraestrutura e Logistica SA	57,000	79,667
	EDP - Energias do Brasil SA	25,500	109,243
*	Embraer SA	77,800	223,614
*	Empreendimentos Pague Menos S/A	15,100	24,800
	Enauta Participacoes SA	18,900	78,904
	Energisa SA	15,600	150,322
*	Eneva SA	74,500	206,746
	Engie Brasil Energia SA	13,800	116,955
	Equatorial Energia SA	54,234	281,265
	Eternit SA	7,500	20,859
	Even Construtora e Incorporadora SA	18,500	20,019

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	14,200	$44,979
	Fleury SA	26,800	78,167
*	Gafisa SA	52,700	16,735
	Gerdau SA, Sponsored ADR	82,980	470,497
*	Grupo De Moda Soma SA	9,802	23,950
*	Grupo Mateus SA	41,229	39,445
*	Grupo SBF SA	10,600	51,736
	Guararapes Confeccoes SA	16,200	30,211
	Hapvida Participacoes e Investimentos SA	67,993	120,611
	Helbor Empreendimentos SA	23,100	16,213
*	Hidrovias do Brasil SA	39,163	25,269
	Hypera SA	26,400	199,818
	Industrias Romi SA	7,000	18,944
	Instituto Hermes Pardini SA	8,400	29,835
*	International Meal Co. Alimentacao SA, Class A	38,000	19,062
	Iochpe-Maxion SA	23,300	62,822
*	IRB Brasil Resseguros SA	80,200	44,935
	Itau Unibanco Holding SA	19,200	77,981
	Jalles Machado SA	16,033	31,813
	JBS SA	66,400	508,347
	JHSF Participacoes SA	46,500	61,700
	Kepler Weber SA	3,600	41,695
	Klabin SA	73,600	308,754
	Light SA	32,200	58,161
	Localiza Rent a Car SA	19,700	210,948
	LOG Commercial Properties e Participacoes SA	5,900	28,558
*	Log-in Logistica Intermodal SA	8,300	44,287
	Lojas Quero Quero S/A.	18,900	32,877
	Lojas Renner SA	37,100	178,223
	M Dias Branco SA	10,921	52,286
	Magazine Luiza SA	43,000	42,444
	Mahle-Metal Leve SA	5,300	26,532
	Marfrig Global Foods SA	47,897	181,650
*	Marisa Lojas SA	32,104	15,130
	Mills Estruturas e Servicos de Engenharia SA	20,400	30,699
	Minerva SA	44,400	117,916
	Mitre Realty Empreendimentos E Participacoes LTDA	10,900	12,986
*	Moura Dubeux Engenharia S/A	8,800	10,929
	Movida Participacoes SA	17,843	65,504
	MRV Engenharia e Participacoes SA	48,400	101,030
	Multiplan Empreendimentos Imobiliarios SA	19,900	99,219
	Natura & Co. Holding SA	7,342	27,607
#	Natura & Co. Holding SA, ADR	21,750	163,560
	Neoenergia SA	15,500	58,878
	Odontoprev SA	23,320	47,876
*	Omega Energia SA	21,499	46,444
*	Petro Rio SA	55,600	300,270
	Petroleo Brasileiro SA, Sponsored ADR	146,213	1,794,034
	Petroleo Brasileiro SA, Sponsored ADR	118,980	1,614,559
	Porto Seguro SA	29,000	119,368
	Portobello SA	12,500	22,553
	Positivo Tecnologia SA	14,500	22,906
	Qualicorp Consultoria e Corretora de Seguros SA	29,500	79,181
	Raia Drogasil SA	46,400	196,432
	Rede D’Or Sao Luiz SA	2,700	20,059
	Rumo SA	63,600	210,587
	Santos Brasil Participacoes SA	34,101	48,903
	Sao Martinho SA	28,100	263,781
	Sendas Distribuidora SA	49,000	151,442

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Ser Educacional SA	16,200	$30,670
SLC Agricola SA	15,410	164,917
Sul America SA	31,500	169,225
Suzano SA	43,000	431,483
SYN prop e tech SA	7,600	8,732
Tegma Gestao Logistica SA	7,000	20,077
Telefonica Brasil SA	22,000	236,689
TIM SA	64,300	175,318
TOTVS SA	12,700	82,124
Transmissora Alianca de Energia Eletrica SA	33,800	300,675
Trisul SA	19,800	15,899
Tupy SA	17,500	72,422
Ultrapar Participacoes SA	55,600	146,986
Unipar Carbocloro SA	3,850	71,363
Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	53,835
Vale SA, Sponsored ADR	261,914	4,423,727
Vale SA	24,700	416,117
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	12,700	23,145
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,777	32,540
* Via SA	87,800	52,744
Vibra Energia SA	86,100	367,810
Vivara Participacoes SA	6,900	35,505
Vulcabras Azaleia SA	17,300	34,327
WEG SA	30,600	186,300
Wiz Solucoes e Corretagem de Seguros SA	13,900	21,058
YDUQS Participacoes SA	46,084	150,259

TOTAL BRAZIL		23,226,928

CHILE — (0.6%)
Aguas Andinas SA, Class A	343,961	60,503
Banco de Chile, ADR	6,891	138,371
Banco de Credito e Inversiones SA	1,451	44,904
Banco Santander Chile, ADR	5,411	105,190
CAP SA	8,279	102,687
Cencosud SA	57,957	92,771
Cencosud Shopping SA	27,217	27,611
Cia Cervecerias Unidas SA, Sponsored ADR	5,862	78,199
Cia Cervecerias Unidas SA	1,497	10,006
Cia Sud Americana de Vapores SA	482,405	54,533
Colbun SA	564,817	40,356
Embotelladora Andina SA, ADR, Class B	6,718	71,950
Empresa Nacional de Telecomunicaciones SA	29,940	109,366
Empresas CMPC SA	70,949	105,746
Empresas COPEC SA	33,315	244,952
Enel Americas SA, ADR	3,179	16,912
Enel Americas SA	321,150	33,630
Enel Chile SA	1,143,847	30,167
Engie Energia Chile SA	52,971	24,226
Falabella SA	8,525	23,943
Grupo Security SA	390,051	50,543
Hortifrut SA	19,654	19,152
Inversiones Aguas Metropolitanas SA	109,306	42,941
Inversiones La Construccion SA	2,968	12,042
Itau CorpBanca Chile SA	11,247,620	22,950
* Multiexport Foods SA	50,860	18,489
Parque Arauco SA	56,792	47,684
Plaza SA	16,959	15,739
Ripley Corp. SA	127,797	19,932

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Salfacorp SA	49,016	$14,945
	SMU SA	398,388	37,794
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,863	285,089
	SONDA SA	92,087	31,424
	Vina Concha y Toro SA	87,223	127,854

TOTAL CHILE			2,162,601

COLOMBIA — (0.2%)
*	BAC Holding International Corp	397,876	28,891
	Banco de Bogota SA	2,938	37,464
	Bancolombia SA, Sponsored ADR	2,498	96,847
	Bancolombia SA	6,491	63,664
	Celsia SA ESP	42,996	46,385
	Cementos Argos SA	87,461	132,694
*	Corp. Financiera Colombiana SA	7,993	58,564
	Ecopetrol SA	156,704	126,931
	Grupo Argos SA	18,140	65,997
	Grupo Energia Bogota SA ESP	43,291	27,563
	Interconexion Electrica SA ESP	14,009	77,018
	Mineros SA	45,495	37,299

TOTAL COLOMBIA			799,317

CZECH REPUBLIC — (0.2%)
	CEZ AS	4,757	203,912
	Komercni Banka AS	2,578	84,661
	Moneta Money Bank AS	51,078	191,244
	Philip Morris CR AS	45	33,909

TOTAL CZECH REPUBLIC			513,726

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	43,952	98,672

GREECE — (0.4%)
*	Aegean Airlines SA	5,370	30,011
*	Alpha Services & Holdings SA	81,957	92,254
	Athens Water Supply & Sewage Co. SA	5,470	40,807
	Autohellas Tourist & Trading SA	3,252	31,848
	Bank of Greece	2,271	42,746
*	Ellaktor SA	11,642	16,691
	Entersoft SA Software Development & Related Services Co.	2,134	11,744
*	Eurobank Ergasias Services & Holdings SA, Class A	54,115	55,930
*	Fourlis Holdings SA	9,989	38,944
*	GEK Terna Holding Real Estate Construction SA	8,169	83,813
	Hellenic Exchanges - Athens Stock Exchange SA	3,694	14,500
	Hellenic Petroleum Holdings SA	3,114	23,532
	Hellenic Telecommunications Organization SA	9,969	191,784
	Holding Co. ADMIE IPTO SA	13,658	32,758
*	Intracom Holdings SA	7,206	12,953
	JUMBO SA	5,251	85,108
*	LAMDA Development SA	7,933	53,992
	Motor Oil Hellas Corinth Refineries SA	9,317	147,396
	Mytilineos SA	4,170	77,220
*	National Bank of Greece SA	21,255	84,308
	OPAP SA	4,541	67,309
*	Piraeus Financial Holdings SA	57,335	82,772
	Piraeus Port Authority SA	648	11,800
*	Public Power Corp. SA	8,739	69,967
	Quest Holdings SA	2,268	13,893

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Sarantis SA	2,471	$18,889
	Terna Energy SA	2,643	49,397
	Thrace Plastics Holding & Co.	1,885	9,307
	Titan Cement International SA	4,011	56,413

TOTAL GREECE			1,548,086

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	56,891	61,571
	MOL Hungarian Oil & Gas PLC	45,966	389,751
*	Opus Global Nyrt	19,103	10,655
*	OTP Bank Nyrt	6,108	182,198
	Richter Gedeon Nyrt	2,349	46,867

TOTAL HUNGARY			691,042

INDIA — (22.0%)
	Aarti Drugs Ltd.	4,578	27,490
	Aarti Industries Ltd.	14,294	164,409
	ABB India Ltd.	1,842	50,475
	ACC Ltd.	6,310	191,366
	Action Construction Equipment Ltd.	6,419	20,065
	Adani Enterprises Ltd.	14,285	433,384
*	Adani Green Energy Ltd.	6,498	242,761
	Adani Ports & Special Economic Zone Ltd.	22,735	252,688
	Adani Total Gas Ltd.	10,637	341,497
*	Adani Transmission Ltd.	5,894	212,335
	ADF Foods Ltd.	598	5,851
*	Aditya Birla Capital Ltd.	89,171	139,200
	Advanced Enzyme Technologies Ltd.	4,901	19,259
	Aegis Logistics Ltd.	20,183	57,992
*	Ahluwalia Contracts India Ltd.	4,691	32,061
	AIA Engineering Ltd.	5,052	127,123
	Ajanta Pharma Ltd.	4,052	91,145
	Akzo Nobel India Ltd.	1,600	39,286
	Alembic Ltd.	7,426	7,474
	Alembic Pharmaceuticals Ltd.	10,403	105,679
	Alkem Laboratories Ltd.	2,720	115,678
	Alkyl Amines Chemicals	1,611	66,437
	Allcargo Logistics Ltd.	14,909	68,472
*	Alok Industries Ltd.	148,339	49,284
	Amara Raja Batteries Ltd.	14,817	107,887
*	Amber Enterprises India Ltd.	256	12,277
	Ambuja Cements Ltd.	55,496	268,376
	Amrutanjan Health Care Ltd.	1,487	17,429
	Andhra Sugars Ltd.	11,068	23,229
	Apar Industries Ltd.	3,546	31,026
	Apcotex Industries Ltd.	1,095	8,405
*	APL Apollo Tubes Ltd.	13,109	174,539
	Apollo Hospitals Enterprise Ltd.	5,960	344,012
	Apollo Tyres Ltd.	71,939	190,640
*	Arvind Fashions Ltd.	5,508	20,449
*	Arvind Ltd.	25,632	40,976
	Asahi India Glass Ltd.	8,499	51,057
	Ashiana Housing Ltd.	5,563	10,917
	Ashok Leyland Ltd.	36,409	59,813
*	Ashoka Buildcon Ltd.	32,176	36,056
	Asian Granito India Ltd.	11,644	11,007
	Asian Paints Ltd.	15,831	667,744
	Astec Lifesciences Ltd.	562	13,184

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Aster DM Healthcare Ltd.	14,168	$35,611
	Astra Microwave Products Ltd.	9,707	31,886
	Astral Ltd.	6,677	186,805
	AstraZeneca Pharma India Ltd.	345	12,427
	Atul Ltd.	2,235	258,637
*	AU Small Finance Bank Ltd.	8,151	146,686
	Aurobindo Pharma Ltd.	40,366	329,611
	Automotive Axles Ltd.	527	10,992
	Avanti Feeds Ltd.	4,981	28,196
*	Avenue Supermarts Ltd.	2,019	103,096
*	Axis Bank Ltd.	156,078	1,474,103
	Bajaj Auto Ltd.	5,462	265,485
	Bajaj Consumer Care Ltd.	15,446	33,739
	Bajaj Finance Ltd.	2,886	248,527
	Bajaj Finserv Ltd.	666	128,261
*	Bajaj Hindusthan Sugar Ltd.	68,725	15,284
	Bajaj Holdings & Investment Ltd.	1,807	122,202
	Balaji Amines Ltd.	1,495	62,730
	Balkrishna Industries Ltd.	6,546	181,554
	Balmer Lawrie & Co. Ltd.	6,616	10,243
	Balrampur Chini Mills Ltd.	22,396	129,337
	Bandhan Bank Ltd.	29,514	127,639
*	Bank of Baroda	97,496	142,153
*	Bank of India	38,187	23,782
*	Bank of Maharashtra	49,426	11,447
	Bannari Amman Sugars Ltd.	618	21,592
	BASF India Ltd.	2,006	70,294
	Bayer CropScience Ltd.	1,242	75,157
	BEML Ltd.	2,588	55,635
	Berger Paints India Ltd.	17,015	159,614
*	BF Utilities Ltd.	3,743	18,558
	Bharat Bijlee Ltd.	409	9,074
	Bharat Dynamics Ltd.	3,388	32,915
	Bharat Electronics Ltd.	130,593	402,749
	Bharat Forge Ltd.	19,518	177,927
*	Bharat Heavy Electricals Ltd.	133,036	90,576
	Bharat Petroleum Corp. Ltd.	27,621	130,037
	Bharat Rasayan Ltd.	202	36,932
*	Bharti Airtel Ltd.	183,397	1,761,310
*	Biocon Ltd.	32,569	157,046
	Birla Corp. Ltd.	4,712	66,736
	Birlasoft Ltd.	22,427	119,529
	Blue Dart Express Ltd.	464	41,088
	Blue Star Ltd.	4,540	67,531
	Bodal Chemicals Ltd.	6,839	9,743
	Bombay Burmah Trading Co.	3,544	46,516
*	Bombay Dyeing & Manufacturing Co. Ltd.	16,570	26,657
*	Borosil Renewables Ltd.	3,886	35,375
	Bosch Ltd.	342	64,545
	Brigade Enterprises Ltd.	11,158	65,649
	Brightcom Group Ltd.	41,970	45,545
	Britannia Industries Ltd.	5,252	224,742
	BSE Ltd.	16,326	191,470
*	Camlin Fine Sciences Ltd.	8,757	13,936
	Can Fin Homes Ltd.	12,140	93,123
*	Canara Bank	30,245	89,771
	Caplin Point Laboratories Ltd.	4,701	43,301
	Carborundum Universal Ltd.	11,607	117,661
	Care Ratings Ltd.	2,399	14,388

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Castrol India Ltd.	39,021	$54,966
	CCL Products India Ltd.	15,098	80,329
	Ceat Ltd.	4,947	72,829
*	Central Bank of India Ltd.	74,954	18,124
	Central Depository Services India Ltd.	6,163	110,175
	Century Enka Ltd.	772	5,916
	Century Plyboards India Ltd.	8,509	70,337
	Century Textiles & Industries Ltd.	7,205	77,844
	Cera Sanitaryware Ltd.	659	35,799
	CESC Ltd.	49,193	54,669
*	CG Power & Industrial Solutions Ltd.	60,777	156,125
	Chambal Fertilisers & Chemicals Ltd.	38,293	226,710
	Cholamandalam Financial Holdings Ltd.	14,101	119,277
	Cholamandalam Investment & Finance Co. Ltd.	25,475	246,024
	Cigniti Technologies Ltd.	2,010	11,449
	Cipla Ltd.	38,098	485,654
	City Union Bank Ltd.	51,543	91,883
	Coal India Ltd.	94,740	224,655
	Cochin Shipyard Ltd.	5,011	21,891
	Coforge Ltd.	2,309	125,703
	Colgate-Palmolive India Ltd.	9,417	203,771
	Computer Age Management Services Ltd.	2,451	78,279
	Container Corp. of India Ltd.	9,875	83,261
	Coromandel International Ltd.	19,285	224,502
	Cosmo Films Ltd.	2,243	55,178
*	CreditAccess Grameen Ltd.	4,485	60,513
	CRISIL Ltd.	1,611	78,056
	Crompton Greaves Consumer Electricals Ltd.	74,239	371,015
*	CSB Bank Ltd.	2,841	7,910
	Cummins India Ltd.	11,646	156,098
	Cyient Ltd.	7,505	86,289
	Dabur India Ltd.	17,892	129,655
	Dalmia Bharat Ltd.	8,696	171,811
	Dalmia Bharat Sugar & Industries Ltd.	2,751	16,887
*	DCB Bank Ltd.	49,439	51,205
	DCM Shriram Ltd.	5,474	83,873
*	DCW Ltd.	20,234	12,371
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,475	82,373
	Deepak Nitrite Ltd.	5,740	172,499
	Delta Corp. Ltd.	14,742	50,931
*	DEN Networks Ltd.	40,999	21,786
	Dhampur Sugar Mills Ltd.	7,837	53,053
*	Dhani Services Ltd.	20,770	14,722
	Dhanuka Agritech Ltd.	2,606	24,250
	Dilip Buildcon Ltd.	4,134	14,164
*	Dish TV India Ltd.	201,683	42,944
*	Dishman Carbogen Amcis Ltd.	7,756	16,500
	Divi’s Laboratories Ltd.	4,798	279,783
	Dixon Technologies India Ltd.	2,968	167,973
	DLF Ltd.	16,643	79,788
	Dollar Industries Ltd.	2,778	20,835
	Dr Lal PathLabs Ltd.	2,573	87,054
	Dr Reddy’s Laboratories Ltd., ADR	9,453	507,437
	Dr Reddy’s Laboratories Ltd.	4,394	237,000
*	Dredging Corp. of India Ltd.	3,353	15,089
	Dwarikesh Sugar Industries Ltd.	17,795	29,173
*	Dynamatic Technologies Ltd.	363	10,897
	eClerx Services Ltd.	3,000	94,252
	Edelweiss Financial Services Ltd.	37,206	28,966

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Eicher Motors Ltd.	7,618	$260,036
	EID Parry India Ltd.	17,278	120,387
*	EIH Associated Hotels	1,285	7,798
*	EIH Ltd.	22,405	46,447
	Electrosteel Castings Ltd.	26,929	13,366
	Elgi Equipments Ltd.	13,349	59,974
	Emami Ltd.	24,621	157,112
	Endurance Technologies Ltd.	3,201	51,009
	Engineers India Ltd.	62,539	52,252
	EPL Ltd.	17,445	38,246
*	Equitas Small Finance Bank Ltd.	32,863	23,272
	Eris Lifesciences Ltd.	4,829	43,130
	ESAB India Ltd.	343	14,624
	Escorts Ltd.	7,577	160,862
*	Eveready Industries India Ltd.	6,213	25,893
	Everest Kanto Cylinder Ltd.	3,430	8,695
	Excel Industries Ltd.	960	17,907
	Exide Industries Ltd.	69,431	137,858
*	FDC Ltd.	8,543	29,769
	Federal Bank Ltd.	281,257	350,022
	FIEM Industries Ltd.	1,410	17,647
	Filatex India Ltd.	15,955	24,370
	Fine Organic Industries Ltd.	747	43,650
	Finolex Cables Ltd.	7,871	40,943
	Finolex Industries Ltd.	34,249	69,261
	Firstsource Solutions Ltd.	31,556	50,903
	Force Motors Ltd.	588	9,100
*	Fortis Healthcare Ltd.	53,715	186,188
*	Future Consumer Ltd.	229,055	6,712
	Gabriel India Ltd.	6,406	9,864
	GAIL India Ltd.	183,590	379,659
	Galaxy Surfactants Ltd.	913	34,480
	Garden Reach Shipbuilders & Engineers Ltd.	6,171	22,796
	Garware Technical Fibres Ltd.	1,589	63,162
*	Gateway Distriparks Ltd.	14,028	13,699
	GE Power India Ltd.	2,518	5,759
*	GE T&D India Ltd.	6,995	11,278
*	General Insurance Corp. of India	14,916	25,791
	Genus Power Infrastructures Ltd.	12,248	16,458
	Geojit Financial Services Ltd.	9,920	8,504
	GHCL Ltd.	13,223	106,573
	GIC Housing Finance Ltd.	8,238	15,302
	Gillette India Ltd.	746	51,646
	GlaxoSmithKline Pharmaceuticals Ltd.	3,177	64,966
	Glenmark Pharmaceuticals Ltd.	27,166	155,532
	Godawari Power & Ispat Ltd.	7,317	39,601
	Godfrey Phillips India Ltd.	2,350	37,036
	Godrej Agrovet Ltd.	2,606	18,566
*	Godrej Consumer Products Ltd.	15,406	156,371
*	Godrej Industries Ltd.	5,452	34,976
*	Godrej Properties Ltd.	3,004	60,964
	Goodyear India Ltd.	879	10,403
	Granules India Ltd.	23,315	85,216
	Graphite India Ltd.	8,906	60,595
	Grasim Industries Ltd.	17,622	385,676
	Great Eastern Shipping Co. Ltd. (The)	13,526	68,557
	Greaves Cotton Ltd.	12,195	26,082
	Greenlam Industries Ltd.	4,322	19,931
	Greenpanel Industries Ltd.	7,179	56,318

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Greenply Industries Ltd.	5,080	$13,832
	Grindwell Norton Ltd.	3,639	80,912
	Gujarat Alkalies & Chemicals Ltd.	6,276	81,352
	Gujarat Ambuja Exports Ltd.	12,587	54,163
	Gujarat Fluorochemicals Ltd.	1,553	56,565
	Gujarat Gas Ltd.	9,525	59,752
	Gujarat Mineral Development Corp. Ltd.	11,406	27,379
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	16,897	182,402
	Gujarat Pipavav Port Ltd.	44,590	50,718
	Gujarat State Fertilizers & Chemicals Ltd.	35,643	79,330
	Gujarat State Petronet Ltd.	50,055	170,193
	Gulf Oil Lubricants India Ltd.	1,823	10,113
*	Hathway Cable & Datacom Ltd.	80,086	20,925
	Hatsun Agro Product Ltd.	5,411	74,320
	Havells India Ltd.	8,101	137,700
	HBL Power Systems Ltd.	30,843	34,792
	HCL Technologies Ltd.	67,226	947,318
	HDFC Asset Management Co. Ltd.	3,941	104,109
	HDFC Bank Ltd.	75,351	1,348,343
	HDFC Life Insurance Co. Ltd.	5,289	40,048
*	HealthCare Global Enterprises Ltd.	3,224	11,906
	HEG Ltd.	1,773	28,170
	HeidelbergCement India Ltd.	11,517	30,283
	Heritage Foods Ltd.	3,266	13,325
	Hero MotoCorp Ltd.	10,599	343,252
	Hester Biosciences Ltd.	324	10,976
	HFCL Ltd.	87,541	83,564
	HG Infra Engineering Ltd.	2,000	16,073
	Hikal Ltd.	7,828	40,507
	HIL Ltd.	951	47,203
	Himadri Speciality Chemical Ltd.	33,529	30,272
	Himatsingka Seide Ltd.	4,440	8,535
	Hindalco Industries Ltd.	149,927	934,857
	Hinduja Global Solutions Ltd.	1,184	15,694
	Hindustan Aeronautics Ltd.	5,879	121,759
*	Hindustan Construction Co. Ltd.	101,910	20,893
	Hindustan Copper Ltd.	29,113	42,397
*	Hindustan Oil Exploration Co. Ltd.	8,756	22,938
	Hindustan Petroleum Corp. Ltd.	31,584	111,314
	Hindustan Unilever Ltd.	25,240	736,645
	Hle Glascoat Ltd.	132	7,988
	Honda India Power Products Ltd.	637	11,973
	Honeywell Automation India Ltd.	131	68,189
	Housing Development Finance Corp. Ltd.	38,865	1,119,973
	HSIL Ltd.	6,740	27,719
	Huhtamaki India Ltd.	3,847	9,861
	I G Petrochemicals Ltd.	2,537	24,587
	ICICI Bank Ltd., Sponsored ADR	64,733	1,232,516
	ICICI Lombard General Insurance Co. Ltd.	11,895	198,421
	ICICI Prudential Life Insurance Co. Ltd.	5,812	39,633
	ICRA Ltd.	71	3,780
*	IDFC First Bank Ltd.	435,640	222,268
	IDFC Ltd.	170,579	125,626
*	IFB Industries Ltd.	615	7,682
	Igarashi Motors India Ltd.	1,653	7,636
	IIFL Finance Ltd.	25,546	116,619
	IIFL Securities Ltd.	23,424	27,212
	IIFL Wealth Management Ltd.	4,817	106,357
	India Cements Ltd.	21,309	57,171

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	1,786	$22,377
	Indiabulls Housing Finance Ltd.	40,620	80,631
*	Indiabulls Real Estate Ltd.	29,046	33,549
	Indian Bank	37,387	79,020
	Indian Energy Exchange Ltd.	60,660	167,976
	Indian Hotels Co. Ltd.	31,160	103,037
	Indian Oil Corp. Ltd.	64,116	104,888
*	Indian Overseas Bank	108,503	25,508
	Indian Railway Catering & Tourism Corp. Ltd.	3,856	37,167
	Indo Count Industries Ltd.	7,389	14,987
	Indoco Remedies Ltd.	5,931	29,650
	Indraprastha Gas Ltd.	19,957	91,671
*	Indus Towers Ltd.	47,732	130,231
	IndusInd Bank Ltd.	11,519	145,547
	Infibeam Avenues Ltd.	138,102	32,453
	Info Edge India Ltd.	3,051	184,277
	Infosys Ltd., Sponsored ADR	139,183	2,765,566
	Infosys Ltd.	89,980	1,824,164
	Ingersoll Rand India Ltd.	493	10,859
*	Inox Leisure Ltd.	2,020	13,094
*	Inox Wind Ltd.	8,788	12,298
*	Intellect Design Arena Ltd.	8,405	86,643
*	InterGlobe Aviation Ltd.	5,918	142,975
	IOL Chemicals & Pharmaceuticals Ltd.	4,141	24,595
	Ipca Laboratories Ltd.	17,606	232,091
*	IRB Infrastructure Developers Ltd.	14,427	44,234
	IRCON International Ltd.	20,474	11,063
	ITC Ltd.	96,367	324,734
*	ITI Ltd.	7,431	9,683
	J Kumar Infraprojects Ltd.	4,462	12,359
*	Jagran Prakashan Ltd.	13,332	11,637
	Jai Corp. Ltd.	6,178	11,359
*	Jaiprakash Associates Ltd.	213,487	25,687
*	Jaiprakash Power Ventures Ltd.	367,520	35,712
*	Jammu & Kashmir Bank Ltd. (The)	23,731	9,462
	Jamna Auto Industries Ltd.	22,599	32,376
	JB Chemicals & Pharmaceuticals Ltd.	5,102	113,117
	JBM Auto Ltd.	1,808	11,978
	Jindal Poly Films Ltd.	3,950	56,950
	Jindal Saw Ltd.	29,977	35,773
*	Jindal Stainless Hisar Ltd.	18,876	87,032
*	Jindal Stainless Ltd.	33,450	80,199
	Jindal Steel & Power Ltd.	61,720	430,974
	JK Cement Ltd.	3,928	135,363
	JK Lakshmi Cement Ltd.	7,486	42,931
	JK Paper Ltd.	17,669	82,383
	JK Tyre & Industries Ltd.	19,034	31,701
	JM Financial Ltd.	40,099	39,905
	JMC Projects India Ltd.	9,092	9,797
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	17,819
	JSW Energy Ltd.	12,160	50,742
	JSW Steel Ltd.	81,941	770,271
	JTEKT India Ltd.	15,736	16,289
	Jubilant Foodworks Ltd.	28,950	203,989
	Jubilant Ingrevia Ltd.	2,324	15,116
	Jubilant Pharmova Ltd.	9,821	60,068
	Jyothy Labs Ltd.	24,458	49,394
	Kajaria Ceramics Ltd.	11,074	148,446
	Kalpataru Power Transmission Ltd.	18,632	87,302

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kalyani Steels Ltd.	4,657	$18,863
	Kansai Nerolac Paints Ltd.	13,830	84,572
	Karnataka Bank Ltd. (The)	45,012	36,788
	Karur Vysya Bank Ltd.	62,540	39,432
	Kaveri Seed Co. Ltd.	5,031	35,287
	KCP Ltd.	12,957	19,485
	KEC International Ltd.	18,200	94,250
	KEI Industries Ltd.	8,714	137,126
	Kennametal India Ltd.	567	14,094
*	Kesoram Industries Ltd.	19,432	15,204
*	Kiri Industries Ltd.	5,228	33,796
	Kirloskar Brothers Ltd.	2,766	11,748
	Kirloskar Ferrous Industries Ltd.	6,005	19,277
	Kirloskar Oil Engines Ltd.	8,177	17,192
	KNR Constructions Ltd.	25,978	91,228
*	Kolte-Patil Developers Ltd.	5,002	17,459
	Kotak Mahindra Bank Ltd.	45,782	1,061,098
	Kovai Medical Center & Hospital	835	18,101
	KPIT Technologies Ltd.	17,512	125,334
	KPR Mill Ltd.	12,407	101,632
	KRBL Ltd.	5,808	18,013
	KSB Ltd.	1,929	33,478
*	L&T Finance Holdings Ltd.	83,501	94,783
	L&T Technology Services Ltd.	1,796	94,728
	LA Opala RG Ltd.	2,483	9,810
	Lakshmi Machine Works Ltd.	275	33,406
	Larsen & Toubro Infotech Ltd.	3,192	199,358
	Larsen & Toubro Ltd.	32,674	720,065
	Laurus Labs Ltd.	49,093	371,787
*	Lemon Tree Hotels Ltd.	45,119	38,851
	LG Balakrishnan & Bros Ltd.	5,401	46,095
	LIC Housing Finance Ltd.	51,842	254,552
	Linde India Ltd.	417	19,493
	LT Foods Ltd.	41,631	47,172
	Lumax Auto Technologies Ltd.	4,605	10,923
	Lupin Ltd.	24,331	235,982
	LUX Industries Ltd.	747	22,416
	Mahanagar Gas Ltd.	3,111	31,134
	Maharashtra Seamless Ltd.	4,216	32,322
	Mahindra & Mahindra Financial Services Ltd.	94,565	224,199
	Mahindra & Mahindra Ltd.	65,212	782,867
	Mahindra CIE Automotive Ltd.	18,116	51,626
*	Mahindra Holidays & Resorts India Ltd.	6,324	20,973
*	Mahindra Lifespace Developers Ltd.	6,568	32,634
	Mahindra Logistics Ltd.	2,927	19,363
	Maithan Alloys Ltd.	1,893	32,125
	Man Infraconstruction Ltd.	18,171	24,479
	Manappuram Finance Ltd.	78,141	116,655
	Mangalam Cement Ltd.	2,014	9,996
*	Mangalore Refinery & Petrochemicals Ltd.	24,693	23,751
	Marico Ltd.	38,673	262,523
	Marksans Pharma Ltd.	31,882	22,191
	Maruti Suzuki India Ltd.	4,633	461,810
	MAS Financial Services Ltd.	1,168	9,825
	Mastek Ltd.	1,851	67,326
*	Max Financial Services Ltd.	5,628	55,306
*	Max Healthcare Institute Ltd.	6,847	36,602
	Mayur Uniquoters Ltd.	2,691	13,019
	Mazagon Dock Shipbuilders Ltd.	2,942	11,377

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Metropolis Healthcare Ltd.	2,564	$80,062
	Minda Corp. Ltd.	10,081	32,255
	Minda Industries Ltd.	10,440	124,173
	Mindtree Ltd.	5,007	229,366
*	Mirza International Ltd.	8,586	23,559
	Mishra Dhatu Nigam Ltd.	5,733	14,357
	MM Forgings Ltd.	999	11,596
	MOIL Ltd.	11,996	27,738
	Monte Carlo Fashions Ltd.	1,620	11,784
*	Morepen Laboratories Ltd.	45,569	28,715
	Motherson Sumi Systems Ltd.	76,599	136,672
*	Motherson Sumi Wiring India Ltd.	76,599	69,141
	Motilal Oswal Financial Services Ltd.	6,144	71,911
	Mphasis Ltd.	6,937	253,998
	MRF Ltd.	248	234,480
	Multi Commodity Exchange of India Ltd.	1,678	31,201
	Muthoot Finance Ltd.	11,517	188,766
	Nahar Spinning Mills Ltd.	1,706	11,458
*	Narayana Hrudayalaya Ltd.	5,910	53,913
	Natco Pharma Ltd.	10,348	105,934
	National Aluminium Co. Ltd.	184,638	249,226
	Nava Bharat Ventures Ltd.	16,526	35,205
	Navin Fluorine International Ltd.	2,497	127,380
	Navneet Education Ltd.	6,829	9,143
	NBCC India Ltd.	61,086	29,961
	NCC Ltd.	47,528	41,864
	NELCO Ltd.	960	8,361
	Neogen Chemicals Ltd.	1,232	25,022
	NESCO Ltd.	2,974	22,288
	Nestle India Ltd.	1,896	451,336
*	Network18 Media & Investments Ltd.	19,110	21,603
	Neuland Laboratories Ltd.	2,015	34,887
	Newgen Software Technologies Ltd.	2,609	15,824
	NHPC Ltd.	215,723	93,139
	NIIT Ltd.	11,505	85,356
	Nilkamal Ltd.	1,114	29,471
	NLC India Ltd.	31,103	33,151
	NMDC Ltd.	110,375	228,765
	NOCIL Ltd.	10,450	30,796
	Novartis India Ltd.	1,627	13,234
	NRB Bearings Ltd.	5,558	8,714
	NTPC Ltd.	149,351	303,818
	Nucleus Software Exports Ltd.	2,604	14,560
*	Oberoi Realty Ltd.	7,471	92,758
	Oil & Natural Gas Corp. Ltd.	154,718	320,439
	Oil India Ltd.	29,823	87,889
	OnMobile Global Ltd.	8,402	17,880
	Oracle Financial Services Software Ltd.	2,291	106,738
	Orient Cement Ltd.	21,735	38,868
	Orient Electric Ltd.	11,762	50,712
	Oriental Carbon & Chemicals Ltd.	869	9,934
	Page Industries Ltd.	432	256,685
	Paisalo Digital Ltd.	2,075	20,006
	Panama Petrochem Ltd.	3,528	16,247
	Parag Milk Foods Ltd.	10,789	14,175
*	Patel Engineering Ltd.	31,340	10,463
	PCBL Ltd.	36,238	52,620
	Persistent Systems Ltd.	3,817	214,098
	Petronet LNG Ltd.	115,273	305,174

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Pfizer Ltd.	1,373	$78,584
	Phoenix Mills Ltd.	5,714	79,075
	PI Industries Ltd.	3,753	138,460
	Pidilite Industries Ltd.	6,305	199,407
	Piramal Enterprises Ltd.	7,167	201,469
	PNC Infratech Ltd.	8,743	29,096
	Poly Medicure Ltd.	2,842	32,089
	Polyplex Corp. Ltd.	3,273	116,098
	Power Finance Corp. Ltd.	135,934	207,964
	Power Grid Corp. of India Ltd.	181,499	542,451
	Praj Industries Ltd.	16,139	85,414
*	Prakash Industries Ltd.	12,111	11,858
	Prataap Snacks Ltd.	811	7,342
	Prestige Estates Projects Ltd.	17,469	107,494
*	Pricol Ltd.	18,906	33,877
	Prince Pipes & Fittings Ltd.	3,841	33,020
*	Prism Johnson Ltd.	32,469	48,105
	Privi Speciality Chemicals Ltd.	1,549	39,453
	Procter & Gamble Health Ltd.	864	50,488
	Procter & Gamble Hygiene & Health Care Ltd.	622	114,108
	PSP Projects Ltd.	1,572	10,998
*	PTC India Financial Services Ltd.	56,427	12,325
	PTC India Ltd.	44,892	53,894
*	Punjab National Bank	108,891	49,442
*	Puravankara Ltd.	5,421	7,382
*	PVR Ltd.	2,250	52,878
	Quess Corp. Ltd.	5,229	48,666
	Quick Heal Technologies Ltd.	3,746	9,175
	Radico Khaitan Ltd.	11,033	128,964
	Rain Industries Ltd.	37,990	83,856
	Rajesh Exports Ltd.	9,915	81,231
	Rallis India Ltd.	16,386	50,050
	Ramco Cements Ltd.	14,038	145,395
	Ramco Industries Ltd.	2,424	6,921
*	Ramco Systems Ltd.	2,409	9,656
	Ramkrishna Forgings Ltd.	16,995	41,550
*	Rane Holdings Ltd.	989	7,977
	Rashtriya Chemicals & Fertilizers Ltd.	43,111	56,042
	Ratnamani Metals & Tubes Ltd.	1,485	45,577
*	Raymond Ltd.	6,376	68,982
*	RBL Bank Ltd.	57,431	89,140
	REC Ltd.	183,037	302,274
	Redington India Ltd.	112,565	223,492
	Relaxo Footwears Ltd.	4,864	68,503
	Reliance Industries Ltd.	69,549	2,528,463
*	Reliance Infrastructure Ltd.	20,251	32,878
*	Reliance Power Ltd.	436,170	82,490
	Repco Home Finance Ltd.	2,593	6,114
	Rhi Magnesita India Ltd.	3,103	24,222
	Rico Auto Industries Ltd.	17,077	8,203
	RITES Ltd.	6,981	24,276
	Route Mobile Ltd.	1,561	33,017
*	RPSG Ventures Ltd.	1,259	9,663
*	RSWM Ltd.	3,545	23,432
	Rupa & Co. Ltd.	3,199	21,957
	Sagar Cements Ltd.	6,033	18,261
	Sangam India Ltd.	2,891	14,443
	Sanofi India Ltd.	999	90,818
	Sarda Energy & Minerals Ltd.	2,421	37,699

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Saregama India Ltd.	5,700	$31,636
	Sasken Technologies Ltd.	718	7,700
	Savita Oil Technologies Ltd.	1,122	16,613
	SBI Cards & Payment Services Ltd.	3,240	34,826
	SBI Life Insurance Co. Ltd.	13,976	200,560
	Schaeffler India Ltd.	2,280	68,087
*	Schneider Electric Infrastructure Ltd.	14,360	25,542
*	SEAMEC Ltd.	517	7,231
	Sequent Scientific Ltd.	5,527	9,683
	Seshasayee Paper & Boards Ltd.	4,513	12,070
	SH Kelkar & Co. Ltd.	9,642	19,404
	Sharda Cropchem Ltd.	3,916	31,807
	Sharda Motor Industries Ltd.	1,027	10,221
*	Sheela Foam Ltd.	1,036	47,347
	Shilpa Medicare Ltd.	1,637	9,827
	Shipping Corp. of India Ltd.	22,758	39,468
	Shree Cement Ltd.	477	159,930
*	Shree Renuka Sugars Ltd.	94,954	65,992
	Shriram City Union Finance Ltd.	1,696	37,667
	Shriram Transport Finance Co. Ltd.	10,700	165,973
	Siemens Ltd.	2,637	78,003
*	SIS Ltd.	4,322	28,489
	Siyaram Silk Mills Ltd.	2,073	17,587
	SKF India Ltd.	2,594	113,641
*	Snowman Logistics Ltd.	20,043	9,572
	Sobha Ltd.	5,099	42,471
	Solar Industries India Ltd.	2,722	97,093
	Solara Active Pharma Sciences Ltd.	1,423	11,911
	Somany Ceramics Ltd.	1,639	13,591
	Somany Home Innovation Ltd.	4,115	18,358
	Sonata Software Ltd.	8,541	82,823
*	South Indian Bank Ltd. (The)	292,426	30,390
*	Spandana Sphoorty Financial Ltd.	1,844	11,021
	SRF Ltd.	12,499	407,680
*	Star Cement Ltd.	18,024	21,553
	State Bank of India	21,180	135,922
	State Bank of India, GDR	8,505	548,573
	Steel Authority of India Ltd.	108,186	134,834
	Sterlite Technologies Ltd.	25,692	64,701
	Strides Pharma Science Ltd.	9,823	41,794
	Subex Ltd.	65,054	29,847
	Subros Ltd.	1,372	5,962
	Sudarshan Chemical Industries	4,411	30,119
	Sun Pharmaceutical Industries Ltd.	42,782	520,486
	Sun TV Network Ltd.	20,468	128,562
	Sundaram Finance Ltd.	3,725	97,500
	Sundaram-Clayton Ltd.	665	32,934
	Sundram Fasteners Ltd.	12,136	126,806
	Sunteck Realty Ltd.	8,184	51,040
	Suprajit Engineering Ltd.	11,741	53,682
	Supreme Industries Ltd.	6,092	154,629
	Supreme Petrochem Ltd.	3,548	42,761
	Surya Roshni Ltd.	1,460	8,290
	Sutlej Textiles & Industries Ltd.	10,109	10,178
	Suven Pharmaceuticals Ltd.	11,399	88,770
*	Suzlon Energy Ltd.	622,951	81,684
	Swaraj Engines Ltd.	519	10,241
	Symphony Ltd.	1,712	25,123
*	Syngene International Ltd.	16,244	132,002

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tamil Nadu Newsprint & Papers Ltd.	5,216	$14,065
	Tamilnadu Petroproducts Ltd.	4,658	7,270
	Tanla Platforms Ltd.	4,955	90,981
	Tata Chemicals Ltd.	25,474	309,804
	Tata Coffee Ltd.	12,417	35,494
	Tata Communications Ltd.	9,382	133,483
	Tata Consultancy Services Ltd.	37,152	1,712,901
	Tata Consumer Products Ltd.	30,089	322,638
	Tata Elxsi Ltd.	2,620	262,208
*	Tata Motors Ltd., Sponsored ADR	30,552	861,872
*	Tata Motors Ltd.	8,681	49,052
	Tata Power Co. Ltd.	124,744	390,849
	Tata Steel Long Products Ltd.	1,469	13,661
	Tata Steel Ltd.	83,800	1,374,789
*	Tata Teleservices Maharashtra Ltd.	34,287	63,859
	TCI Express Ltd.	1,237	29,909
	TD Power Systems Ltd.	528	2,372
	Tech Mahindra Ltd.	34,555	562,407
	Techno Electric & Engineering Co. Ltd.	9,931	37,634
	Texmaco Rail & Engineering Ltd.	25,519	16,821
	Thermax Ltd.	3,212	88,342
	Thirumalai Chemicals Ltd.	13,559	49,667
*	Thomas Cook India Ltd.	12,071	11,939
	Time Technoplast Ltd.	21,750	27,198
	Timken India Ltd.	1,937	50,592
	Tinplate Co. of India Ltd.	5,334	28,303
	Titan Co. Ltd.	13,444	430,401
	Torrent Pharmaceuticals Ltd.	5,880	216,055
	Torrent Power Ltd.	19,276	133,607
	Tourism Finance Corp. of India Ltd.	11,644	9,352
	Transport Corp. of India Ltd.	6,180	56,352
	Trent Ltd.	4,583	72,770
	Trident Ltd.	154,335	104,606
	Triveni Engineering & Industries Ltd.	15,099	62,873
	Triveni Turbine Ltd.	5,786	14,529
	TTK Prestige Ltd.	6,083	66,751
	Tube Investments of India Ltd.	8,455	205,425
	TV Today Network Ltd.	4,752	24,922
*	TV18 Broadcast Ltd.	75,007	52,497
	TVS Motor Co. Ltd.	24,397	208,010
	TVS Srichakra Ltd.	509	11,263
	Uflex Ltd.	7,643	65,968
*	Ugro Capital Ltd.	6,814	14,929
*	Ujjivan Small Finance Bank Ltd.	78,549	17,801
	UltraTech Cement Ltd.	3,059	262,845
	Unichem Laboratories Ltd.	3,650	12,684
*	Union Bank of India Ltd.	167,940	82,859
	United Breweries Ltd.	4,301	89,244
*	United Spirits Ltd.	14,443	161,955
	UPL Ltd.	58,881	632,570
*	Usha Martin Ltd.	20,602	40,858
	UTI Asset Management Co. Ltd.	1,406	14,636
*	VA Tech Wabag Ltd.	7,423	28,085
	Vaibhav Global Ltd.	4,389	26,840
	Vakrangee Ltd.	36,774	16,636
*	Valiant Organics Ltd.	1,037	12,057
	Vardhman Textiles Ltd.	22,074	126,138
*	Varroc Engineering Ltd.	6,440	37,378
	Varun Beverages Ltd.	15,474	218,634

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vedanta Ltd.	95,617	$504,268
	Venky’s India Ltd.	884	24,534
	Vesuvius India Ltd.	800	10,582
	V-Guard Industries Ltd.	22,398	61,586
	Vimta Labs Ltd.	2,204	10,052
	Vinati Organics Ltd.	2,519	68,337
	Vindhya Telelinks Ltd.	763	10,662
	Visaka Industries Ltd.	855	6,385
*	Vodafone Idea Ltd.	1,022,641	126,107
	Voltamp Transformers Ltd.	932	22,970
	Voltas Ltd.	11,089	181,495
	VRL Logistics Ltd.	3,944	29,252
	VST Industries Ltd.	266	11,280
	VST Tillers Tractors Ltd.	333	12,144
	Welspun Corp. Ltd.	21,237	56,323
	Welspun Enterprises Ltd.	9,343	10,747
	Welspun India Ltd.	30,832	33,299
	West Coast Paper Mills Ltd.	10,891	49,011
*	Westlife Development Ltd.	6,271	38,553
	Whirlpool of India Ltd.	490	10,370
	Wipro Ltd.	86,266	565,910
*	Wockhardt Ltd.	6,539	23,315
	Zee Entertainment Enterprises Ltd.	159,642	512,138
*	Zee Media Corp. Ltd.	96,108	26,760
	Zensar Technologies Ltd.	14,569	60,864
	Zydus Lifesciences Ltd.	22,272	101,956
	Zydus Wellness Ltd.	1,210	27,030

TOTAL INDIA			78,972,209

INDONESIA — (2.9%)
*	ABM Investama Tbk PT	65,300	12,390
	Ace Hardware Indonesia Tbk PT	1,057,200	75,986
	Adaro Energy Tbk PT	1,239,600	283,218
*	Adhi Karya Persero Tbk PT	281,900	13,987
*	Adi Sarana Armada Tbk PT	161,800	28,377
	AKR Corporindo Tbk PT	1,134,300	83,278
*	Alam Sutera Realty Tbk PT	1,169,000	12,799
	Aneka Tambang Tbk	378,200	67,588
	Arwana Citramulia Tbk PT	333,200	24,038
	Ashmore Asset Management Indonesia Tbk PT	149,400	16,546
	Astra Agro Lestari Tbk PT	100,100	85,702
	Astra International Tbk PT	1,023,100	534,203
	Astra Otoparts Tbk PT	250,300	19,826
	Bank BTPN Syariah Tbk PT	212,300	50,410
*	Bank Bukopin Tbk PT	3,111,577	46,277
*	Bank Capital Indonesia Tbk PT	1,042,800	12,440
	Bank Central Asia Tbk PT	2,276,000	1,276,544
*	Bank Jago Tbk PT	65,400	52,532
	Bank Mandiri Persero Tbk PT	553,400	339,807
*	Bank Mayapada International Tbk PT	562,800	22,603
	Bank Maybank Indonesia Tbk PT	1,456,300	28,304
*	Bank MNC Internasional Tbk PT	1,230,300	12,854
	Bank Negara Indonesia Persero Tbk PT	297,500	187,916
*	Bank Pan Indonesia Tbk PT	410,400	28,551
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	623,790	63,310
	Bank Pembangunan Daerah Jawa Timur Tbk PT	809,600	44,437
	Bank Rakyat Indonesia Persero Tbk PT	762,400	254,022
*	Bank Syariah Indonesia Tbk PT	1,204,500	130,940
	Bank Tabungan Negara Persero Tbk PT	750,300	95,215

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Barito Pacific Tbk PT	1,098,100	$64,164
	BFI Finance Indonesia Tbk PT	1,030,500	90,930
	BISI International Tbk PT	429,800	42,566
	Blue Bird Tbk PT	206,500	19,347
*	Buana Lintas Lautan Tbk PT	2,303,800	25,004
	Bukit Asam Tbk PT	462,300	121,001
*	Bumi Serpong Damai Tbk PT	872,900	57,849
*	Capital Financial Indonesia Tbk PT	800,300	31,977
*	Centratama Telekomunikasi Indonesia Tbk PT	1,022,300	14,423
	Charoen Pokphand Indonesia Tbk PT	565,100	200,337
	Cikarang Listrindo Tbk PT	286,600	13,656
	Ciputra Development Tbk PT	1,828,400	133,959
	* Delta Dunia Makmur Tbk PT	1,042,800	38,940
	Dharma Satya Nusantara Tbk PT	583,500	24,193
*	Elang Mahkota Teknologi Tbk PT	1,165,700	240,024
	Elnusa Tbk PT	655,800	13,223
	Erajaya Swasembada Tbk PT	1,802,900	65,145
*	FKS Food Sejahtera Tbk PT	1,075,200	12,863
	Garudafood Putra Putri Jaya Tbk PT	1,408,600	53,375
	Gudang Garam Tbk PT	57,800	122,303
	Harum Energy Tbk PT	39,000	30,751
	Hexindo Adiperkasa Tbk PT	24,400	10,239
	Impack Pratama Industri Tbk PT	134,300	35,051
	Indah Kiat Pulp & Paper Tbk PT	320,000	166,778
*	Indika Energy Tbk PT	390,100	71,535
	Indo Tambangraya Megah Tbk PT	70,000	135,649
	Indocement Tunggal Prakarsa Tbk PT	84,700	61,041
	Indofood CBP Sukses Makmur Tbk PT	108,500	57,079
	Indofood Sukses Makmur Tbk PT	552,400	240,377
	Indomobil Sukses Internasional Tbk PT	208,900	10,710
	Indosat Tbk PT	99,800	48,218
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	794,800	51,495
	Integra Indocabinet Tbk PT	420,400	20,259
	Jaccs Mitra Pinasthika Mustika Tbk PT	391,100	36,692
	Japfa Comfeed Indonesia Tbk PT	919,000	91,772
*	Jasa Marga Persero Tbk PT	122,200	33,901
	Kalbe Farma Tbk PT	2,410,200	272,733
*	Kapuas Prima Coal Tbk PT	2,482,800	14,705
*	Krakatau Steel Persero Tbk PT	700,100	18,281
	Link Net Tbk PT	199,500	63,230
*	Lippo Karawaci Tbk PT	3,466,400	29,601
*	Map Aktif Adiperkasa PT	81,600	17,293
	Matahari Department Store Tbk PT	124,600	49,862
	Mayora Indah Tbk PT	519,200	62,572
*	Medco Energi Internasional Tbk PT	1,281,500	48,610
	Media Nusantara Citra Tbk PT	1,404,600	97,290
	Medikaloka Hermina Tbk PT	624,000	60,435
*	Merdeka Copper Gold Tbk PT	691,142	251,871
*	Metro Healthcare Indonesia Tbk PT	625,800	22,425
	Metrodata Electronics Tbk PT	674,500	33,224
*	Mitra Adiperkasa Tbk PT	893,400	55,606
	Mitra Keluarga Karyasehat Tbk PT	338,100	59,107
*	MNC Kapital Indonesia Tbk PT	953,800	13,883
*	MNC Land Tbk PT	7,912,200	48,060
	MNC Studios International Tbk PT	296,400	115,913
*	MNC Vision Networks Tbk PT	3,757,200	26,309
*	Multipolar Tbk PT	970,400	13,232
	Pabrik Kertas Tjiwi Kimia Tbk PT	219,200	99,920
*	Pacific Strategic Financial Tbk PT	512,800	38,728

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Pakuwon Jati Tbk PT	1,585,400	$61,154
*	Panin Financial Tbk PT	2,336,400	37,973
*	Perusahaan Gas Negara Tbk PT	1,160,300	115,510
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	697,900	66,235
*	PP Persero Tbk PT	476,600	30,589
	Puradelta Lestari Tbk PT	1,689,800	20,274
*	Ramayana Lestari Sentosa Tbk PT	393,000	18,156
	Salim Ivomas Pratama Tbk PT	483,600	16,795
	Samudera Indonesia Tbk PT	317,600	43,947
	Sarana Menara Nusantara Tbk PT	1,369,500	95,352
	Sariguna Primatirta Tbk PT	407,000	12,467
	Sawit Sumbermas Sarana Tbk PT	495,100	36,205
	Selamat Sempurna Tbk PT	416,800	44,923
*	Semen Baturaja Persero Tbk PT	422,800	14,874
	Semen Indonesia Persero Tbk PT	326,100	143,898
	Siloam International Hospitals Tbk PT	569,600	40,847
*	Smartfren Telecom Tbk PT	9,546,300	54,599
	Steel Pipe Industry of Indonesia PT	657,200	14,604
	Sumber Alfaria Trijaya Tbk PT	1,245,800	146,965
*	Summarecon Agung Tbk PT	887,700	43,470
*	Surya Citra Media Tbk PT	2,244,900	39,370
*	Surya Esa Perkasa Tbk PT	953,800	81,393
*	Surya Semesta Internusa Tbk PT	525,500	13,664
	Telkom Indonesia Persero Tbk PT	1,022,400	325,492
	Tempo Scan Pacific Tbk PT	134,700	13,652
*	Timah Tbk PT	621,400	79,316
	Tower Bersama Infrastructure Tbk PT	468,400	97,252
*	Transcoal Pacific Tbk PT	62,300	42,693
	Tunas Baru Lampung Tbk PT	185,000	10,126
	Ultrajaya Milk Industry & Trading Co. Tbk PT	329,900	35,369
	Unilever Indonesia Tbk PT	412,700	110,465
	United Tractors Tbk PT	173,300	361,625
	Vale Indonesia Tbk PT	194,200	97,404
*	Waskita Beton Precast Tbk PT	1,218,000	7,982
*	Waskita Karya Persero Tbk PT	1,331,100	48,658
	Wijaya Karya Beton Tbk PT	618,300	9,034
*	Wijaya Karya Persero Tbk PT	491,100	32,089
	XL Axiata Tbk PT	715,000	157,384

TOTAL INDONESIA			10,525,621

MALAYSIA — (2.1%)
	Aeon Co. M Bhd	103,300	38,626
	AEON Credit Service M Bhd	16,100	58,756
	AFFIN Bank Bhd	26,200	12,581
	Alliance Bank Malaysia Bhd	101,400	87,755
	Allianz Malaysia Bhd	3,500	10,231
*	AMMB Holdings Bhd	70,800	59,790
*	Ancom Nylex Bhd	32,800	25,594
	Astro Malaysia Holdings Bhd	86,200	19,785
	Axiata Group Bhd	227,500	182,851
	Batu Kawan Bhd	9,000	60,082
*	Berjaya Corp. Bhd	359,400	20,896
	Berjaya Sports Toto Bhd	48,300	21,354
*	Bermaz Auto Bhd	106,100	43,063
	BIMB Holdings Bhd	77,000	51,216
*	Boustead Holdings Bhd	159,400	28,337
	Boustead Plantations Bhd	118,800	31,634
	British American Tobacco Malaysia Bhd	14,100	41,704
*	Bumi Armada Bhd	638,100	62,445

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Bursa Malaysia Bhd	71,400	$114,463
	Cahya Mata Sarawak Bhd	96,900	23,677
	Carlsberg Brewery Malaysia Bhd, Class B	13,200	66,983
	CIMB Group Holdings Bhd	137,979	164,466
*	Coastal Contracts Bhd	48,000	20,029
	D&O Green Technologies Bhd	56,000	49,362
	Dayang Enterprise Holdings Bhd	49,100	9,742
	Dialog Group Bhd	143,900	82,289
	DiGi.Com Bhd	137,900	120,577
	DRB-Hicom Bhd	202,500	64,382
	Dufu Technology Corp. Bhd	29,500	16,763
	Duopharma Biotech Bhd	26,400	9,697
	Eco World Development Group Bhd	107,000	23,449
*	Ekovest BHD	224,500	23,891
	FGV Holdings Bhd	92,800	43,337
	Fraser & Neave Holdings Bhd	11,900	62,717
	Frontken Corp. Bhd	74,900	46,683
	Gamuda Bhd	83,356	70,909
	Genting Bhd	69,800	73,873
	Genting Malaysia Bhd	58,900	40,943
	Genting Plantations Bhd	27,400	57,161
	Globetronics Technology Bhd	52,400	16,261
*	Greatech Technology Bhd	24,900	22,426
	Guan Chong Bhd	30,800	18,630
	HAP Seng Consolidated Bhd	36,000	61,766
	Hap Seng Plantations Holdings Bhd	32,800	24,621
	Hartalega Holdings Bhd	85,700	86,564
	Heineken Malaysia Bhd	8,600	46,711
	Hengyuan Refining Co. Bhd	15,400	20,471
	Hiap Teck Venture Bhd	200,700	19,883
	Hibiscus Petroleum Bhd	303,000	87,552
	Hong Leong Bank Bhd	16,400	78,708
#	Hong Leong Capital Bhd	10,700	15,087
	Hong Leong Financial Group Bhd	8,700	38,652
	Hong Leong Industries Bhd	4,900	10,151
# *	Hong Seng Consolidated Bhd	100,100	58,578
	IHH Healthcare Bhd	27,600	41,630
	IJM Corp. Bhd	187,800	79,059
	Inari Amertron Bhd	126,600	81,137
	Insas Bhd	76,400	14,181
	IOI Corp. Bhd	136,600	146,388
	IOI Properties Group Bhd	174,700	40,886
*	JAKS Resources Bhd	248,000	18,680
*	Jaya Tiasa Holdings Bhd	80,700	21,427
	Kelington Group Bhd	54,300	15,714
	Kenanga Investment Bank Bhd	111,800	28,663
	Kim Loong Resources Bhd	27,400	13,118
*	KNM Group Bhd	396,300	14,034
	Kobay Technology BHD	16,000	12,904
	Kossan Rubber Industries	212,400	89,710
	KPJ Healthcare Bhd	93,400	20,307
*	Kronologi Asia Bhd	145,500	17,205
	Kuala Lumpur Kepong Bhd	25,400	172,198
	LBS Bina Group Bhd	84,900	9,314
	Lingkaran Trans Kota Holdings Bhd	19,400	20,643
*	Lion Industries Corp. Bhd	130,000	16,973
	Lotte Chemical Titan Holding Bhd	77,000	38,641
	LPI Capital Bhd	14,300	45,311
	Magnum Bhd	117,400	48,688

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Mah Sing Group Bhd	205,200	$32,200
	Malakoff Corp. Bhd	110,000	16,732
	Malayan Banking Bhd	114,725	238,607
	Malayan Flour Mills Bhd	89,300	13,258
*	Malaysia Airports Holdings Bhd	48,000	75,452
	Malaysia Building Society Bhd	400,500	58,577
	Malaysia Smelting Corp. Bhd	31,800	33,707
	Malaysian Pacific Industries Bhd	7,300	51,999
	Malaysian Resources Corp. Bhd	268,600	23,593
	Matrix Concepts Holdings Bhd	96,700	51,068
	Maxis Bhd	58,000	50,419
	MBM Resources BHD	15,600	11,723
	Media Prima Bhd	69,600	9,070
	Mega First Corp. Bhd	70,600	61,560
	MISC Bhd	24,900	44,548
	MKH Bhd	32,700	10,274
*	Muhibbah Engineering M Bhd	69,150	8,075
	My EG Services Bhd	441,300	94,499
	Nestle Malaysia Bhd	2,500	76,413
	Nylex Malaysia Bhd	1,640	133
	Oriental Holdings BHD	30,800	50,149
	OSK Holdings Bhd	140,700	29,997
	PA Resources Bhd	116,900	9,891
	Padini Holdings Bhd	64,300	50,631
	Perak Transit Bhd	128,600	18,952
	Petron Malaysia Refining & Marketing Bhd	9,400	11,851
	Petronas Chemicals Group Bhd	66,400	155,525
	Petronas Dagangan Bhd	7,200	35,839
	Petronas Gas Bhd	22,000	85,699
	PPB Group Bhd	22,600	89,206
	Press Metal Aluminium Holdings Bhd	97,700	133,939
	Public Bank Bhd	352,500	378,883
	QL Resources Bhd	25,500	29,972
*	Revenue Group Bhd	57,700	16,012
	RHB Bank Bhd	135,300	193,842
	Sam Engineering & Equipment M Bhd	16,000	15,205
	Sarawak Oil Palms Bhd	31,300	49,749
	SCGM Bhd	33,600	17,317
	Scientex Bhd	46,600	40,730
	Sime Darby Bhd	150,000	80,177
	Sime Darby Plantation Bhd	66,800	80,144
	Sime Darby Property Bhd	373,200	50,491
	SKP Resources Bhd	122,200	41,736
	SP Setia Bhd Group	211,800	56,704
*	Subur Tiasa Holdings Bhd	38,700	21,279
	Sunway Bhd	111,900	46,750
	Sunway Construction Group Bhd	48,800	19,003
	Supermax Corp. Bhd	210,200	53,587
	Syarikat Takaful Malaysia Keluarga Bhd	37,000	30,129
	Ta Ann Holdings Bhd	29,200	41,307
#	TASCO Bhd	49,700	12,701
	Telekom Malaysia Bhd	28,700	32,767
	Tenaga Nasional Bhd	47,900	99,409
	Thong Guan Industries Bhd	32,000	18,267
	TIME dotCom Bhd	99,400	101,403
	Top Glove Corp. Bhd	286,900	110,827
	TSH Resources Bhd	104,000	41,273
	Uchi Technologies Bhd	31,800	22,131
*	UEM Sunrise Bhd	81,300	6,302

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	UMW Holdings Bhd	44,000	$33,532
	Unisem M Bhd	39,400	25,857
	United Plantations Bhd	12,000	43,237
	UOA Development Bhd	25,300	10,444
	UWC BHD	53,400	38,639
	ViTrox Corp. Bhd	31,300	53,892
	VS Industry Bhd	430,600	97,794
*	WCT Holdings Bhd	117,700	14,649
	Westports Holdings Bhd	57,400	51,875
	Yinson Holdings Bhd	125,100	70,143
	YTL Corp. Bhd	448,100	65,110
	YTL Power International Bhd	230,200	40,879

TOTAL MALAYSIA			7,542,699

MEXICO — (2.5%)
	Alpek SAB de CV	104,203	140,425
*	Alsea SAB de CV	70,190	153,474
	America Movil SAB de CV	19,800	19,309
	America Movil SAB de CV, Sponsored ADR, Class L	82,174	1,596,641
	Arca Continental SAB de CV	15,620	99,255
# *	Axtel SAB de CV	59,792	6,387
	Banco del Bajio SA	91,542	225,193
	Becle SAB de CV	9,625	23,989
	Bolsa Mexicana de Valores SAB de CV	59,411	118,930
*	Cemex SAB de CV, Sponsored ADR	77,530	341,132
	Coca-Cola Femsa SAB de CV	19,212	104,851
	Consorcio ARA SAB de CV	60,994	11,956
	Corp. Inmobiliaria Vesta SAB de CV	58,988	109,093
	El Puerto de Liverpool SAB de CV, Class C1	9,132	46,263
	Fomento Economico Mexicano SAB de CV	32,119	240,233
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	858	64,127
	GCC SAB de CV	41,028	273,493
	Genomma Lab Internacional SAB de CV, Class B	139,752	147,789
*	Gentera SAB de CV	151,527	118,213
#	Gruma SAB de CV, Class B	26,931	320,746
	Grupo Aeroportuario del Centro Norte SAB de CV	34,737	242,094
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,120	172,245
	Grupo Aeroportuario del Sureste SAB de CV, ADR	846	184,614
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,796	60,972
	Grupo Bimbo SAB de CV, Class A	61,554	189,520
	Grupo Carso SAB de CV	22,234	72,466
	Grupo Comercial Chedraui SA de CV	34,178	86,121
	Grupo Elektra SAB de CV	910	53,870
	Grupo Financiero Banorte SAB de CV, Class O	93,179	614,146
*	Grupo Financiero Inbursa SAB de CV, Class O	73,797	125,379
	Grupo Herdez SAB de CV	8,232	12,308
	Grupo Mexico SAB de CV, Class B	130,564	611,600
	Grupo Rotoplas SAB de CV	34,751	41,398
	Grupo Televisa SAB, Sponsored ADR	45,566	420,574
	Industrias Bachoco SAB de CV, Class B	17,031	64,680
	Industrias Penoles SAB de CV	20,134	221,532
	Kimberly-Clark de Mexico SAB de CV, Class A	114,242	158,992
	La Comer SAB de CV	66,555	123,740
	Megacable Holdings SAB de CV	85,115	241,916
*	Nemak SAB de CV	388,005	83,471
	Operadora de Sites Mexicanos SA de CV	75,450	92,471
	Orbia Advance Corp. SAB de CV	122,297	294,019
	Promotora y Operadora de Infraestructura SAB de CV	31,332	229,526
	Qualitas Controladora SAB de CV	25,336	136,572

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
# *	Unifin Financiera SAB de CV	44,147	$37,643
*	Vista Energy SAB de CV, ADR	8,521	72,088
	Wal-Mart de Mexico SAB de CV	88,896	315,088

TOTAL MEXICO			9,120,544

PERU — (0.1%)
	Credicorp Ltd.	870	120,834
	Intercorp Financial Services, Inc.	1,214	33,179

TOTAL PERU			154,013

PHILIPPINES — (1.0%)
	8990 Holdings, Inc.	186,300	49,145
	Aboitiz Equity Ventures, Inc.	51,050	49,549
	Aboitiz Power Corp.	109,100	66,919
	AC Energy Corp.	226,100	31,108
	AllHome Corp.	108,400	16,357
	Alliance Global Group, Inc.	312,300	70,438
*	Atlas Consolidated Mining & Development Corp.	193,200	22,079
	Ayala Corp.	2,750	38,694
	Ayala Land, Inc.	105,800	64,577
*	AyalaLand Logistics Holdings Corp.	199,500	17,045
	Bank of the Philippine Islands	108,470	196,756
	BDO Unibank, Inc.	118,970	293,983
*	Bloomberry Resorts Corp.	337,400	38,909
*	Cebu Air, Inc.	26,100	21,935
	Century Pacific Food, Inc.	138,500	59,516
	Cosco Capital, Inc.	304,100	28,505
	D&L Industries, Inc.	226,000	30,780
	DMCI Holdings, Inc.	754,400	119,590
	DoubleDragon Corp.	74,100	11,772
	Emperador, Inc.	144,700	53,886
	Filinvest Land, Inc.	820,000	16,474
	First Gen Corp.	64,400	28,671
	First Philippine Holdings Corp.	7,400	9,921
	Ginebra San Miguel, Inc.	4,700	9,785
	Global Ferronickel Holdings, Inc.	230,000	11,491
	Globe Telecom, Inc.	1,995	86,733
	GT Capital Holdings, Inc.	9,000	86,386
*	Integrated Micro-Electronics, Inc.	101,500	13,608
	International Container Terminal Services, Inc.	48,200	197,909
	JG Summit Holdings, Inc.	105,900	112,656
	Jollibee Foods Corp.	24,620	101,138
	LT Group, Inc.	252,500	41,095
*	MacroAsia Corp.	129,600	12,826
	Manila Electric Co.	6,880	46,314
	Megaworld Corp.	928,000	50,298
	Metro Pacific Investments Corp.	626,000	45,276
	Metropolitan Bank & Trust Co.	188,300	183,364
	Nickel Asia Corp.	398,300	58,354
*	Petron Corp.	604,000	36,937
	Philex Mining Corp.	244,200	23,140
*	Philippine National Bank	25,400	9,226
*	Pilipinas Shell Petroleum Corp.	61,900	20,448
	PLDT, Inc.	4,930	175,421
	Puregold Price Club, Inc.	145,500	91,674
	Robinsons Land Corp.	332,900	120,920
	Robinsons Retail Holdings, Inc.	59,340	60,707
	San Miguel Corp.	42,660	86,880

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	San Miguel Food & Beverage, Inc.	34,580	$41,096
	Security Bank Corp.	44,450	87,439
	Semirara Mining & Power Corp.	44,100	23,145
	SM Investments Corp.	3,050	49,556
	SM Prime Holdings, Inc.	158,000	105,315
	Union Bank of the Philippines	24,990	34,880
	Universal Robina Corp.	77,020	150,670
	Vista Land & Lifescapes, Inc.	439,000	21,549
	Wilcon Depot, Inc.	63,200	33,847

TOTAL PHILIPPINES			3,566,692

POLAND — (1.0%)
*	11 bit studios SA	100	11,949
*	Alior Bank SA	15,973	130,401
*	Allegro.eu SA	4,077	20,970
	Alumetal SA	777	12,266
	Amica SA	943	19,545
*	AmRest Holdings SE	7,758	30,534
	ASBISc Enterprises PLC	3,706	10,247
	Asseco Poland SA	6,564	115,345
	Asseco South Eastern Europe SA	1,022	10,774
	Astarta Holding NV	178	958
	Auto Partner SA	9,577	31,277
	Bank Handlowy w Warszawie SA	2,012	27,108
*	Bank Millennium SA	16,990	19,247
*	Bank Ochrony Srodowiska SA	4,752	9,181
	Bank Polska Kasa Opieki SA	4,627	101,680
*	Benefit Systems SA	229	30,541
	Budimex SA	1,289	59,323
*	CCC SA	2,212	25,868
	CD Projekt SA	5,070	137,219
	Celon Pharma SA	1,503	7,481
*	CI Games SA	33,347	11,231
	Ciech SA	5,690	50,728
	Cognor Holding SA	21,056	28,220
	ComArch SA	203	7,862
	Cyfrowy Polsat SA	21,716	118,250
	Develia SA	32,954	26,236
*	Dino Polska SA	1,440	93,156
	Dom Development SA	980	20,994
*	Enea SA	20,927	45,200
	Eurocash SA	10,227	27,407
*	Famur SA	38,633	24,801
*	Grupa Azoty SA	8,924	80,467
	Grupa Kety SA	1,201	173,864
*	Grupa Lotos SA	10,216	158,854
	ING Bank Slaski SA	1,570	69,467
	Inter Cars SA	1,011	93,207
*	Jastrzebska Spolka Weglowa SA	5,152	78,043
	Kernel Holding SA	6,999	41,517
	KGHM Polska Miedz SA	4,309	139,388
	KRUK SA	2,368	136,534
	LiveChat Software SA	1,727	36,880
	LPP SA	41	86,640
*	Lubelski Wegiel Bogdanka SA	1,809	21,686
*	mBank SA	1,082	72,420
	Mo-BRUK SA	316	27,190
	Neuca SA	214	36,311
*	Orange Polska SA	28,772	43,978

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	PGE Polska Grupa Energetyczna SA	90,541	$201,357
	PlayWay SA	109	6,208
*	Polimex-Mostostal SA	11,462	9,093
	Polski Koncern Naftowy Orlen SA	16,331	275,903
	Polskie Gornictwo Naftowe i Gazownictwo SA	31,561	44,219
*	Powszechna Kasa Oszczednosci Bank Polski SA	19,162	141,426
	Powszechny Zaklad Ubezpieczen SA	17,631	121,896
	Santander Bank Polska SA	416	25,333
	Stalexport Autostrady SA	14,168	10,020
*	Tauron Polska Energia SA	166,426	125,154
	Tim SA	1,511	12,447
	Warsaw Stock Exchange	2,361	20,663
	Wirtualna Polska Holding SA	1,043	23,552
	X-Trade Brokers Dom Maklerski SA	3,037	14,079
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	9,657

TOTAL POLAND			3,603,452

QATAR — (1.5%)
	Aamal Co.	328,567	106,044
	Al Khaleej Takaful Group QSC	11,319	11,403
	Al Meera Consumer Goods Co. QSC	16,461	85,971
*	Alijarah Holding Co. QPSC	53,449	13,123
	Baladna	170,118	68,275
	Barwa Real Estate Co.	161,294	149,898
	Commercial Bank PSQC	123,464	259,542
	Doha Bank QPSC	164,971	117,897
	Doha Insurance Co. QSC	19,125	10,203
*	Gulf International Services QSC	107,804	57,470
	Gulf Warehousing Co.	79,709	92,629
	Industries Qatar QSC	14,181	73,134
*	Investment Holding Group	37,192	23,468
	Mannai Corp. QSC	42,762	102,891
	Masraf Al Rayan QSC	166,108	246,124
*	Mazaya Real Estate Development QPSC	75,971	18,569
	Medicare Group	27,565	52,229
	Mesaieed Petrochemical Holding Co.	155,013	109,643
	Ooredoo QPSC.	87,811	180,738
	Qatar Aluminum Manufacturing Co.	224,674	147,691
	Qatar Electricity & Water Co. QSC	23,737	110,998
*	Qatar First Bank	73,292	31,568
	Qatar Fuel QSC	29,833	150,262
	Qatar Gas Transport Co. Ltd.	299,285	280,824
	Qatar Industrial Manufacturing Co. QSC	16,109	13,620
	Qatar Insurance Co. SAQ	133,899	90,147
	Qatar International Islamic Bank QSC	85,186	269,550
	Qatar Islamic Bank SAQ	25,134	168,938
	Qatar Islamic Insurance Group	6,853	16,134
	Qatar National Bank QPSC	251,260	1,602,534
	Qatar National Cement Co. QSC	50,132	69,944
	Qatar Navigation QSC	81,078	189,184
*	Salam International Investment Ltd. QSC	77,619	21,463
	United Development Co. QSC	281,549	111,974
	Vodafone Qatar QSC	400,334	181,385
*	Widam Food Co.	16,793	14,264

TOTAL QATAR			5,249,731

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	13,659	0

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
* ††	Gazprom PJSC, Sponsored ADR	146,620	$0
* ††	Globaltrans Investment PLC, GDR	3,781	0
* ††	Lukoil PJSC, Sponsored ADR	14,097	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
* ††	MMC Norilsk Nickel PJSC, ADR	12,635	0
* ††	Mobile TeleSystems PJSC, ADR	18,324	0
* ††	Novatek PJSC, GDR	828	0
* ††	Novolipetsk Steel PJSC, GDR	4,909	0
* ††	PhosAgro PJSC	4,572	0
* ††	PhosAgro PJSC	29	0
* ††	Polyus PJSC, GDR	1,516	0
* ††	QIWI PLC, Sponsored ADR	2,202	0
* ††	Ros Agro PLC, GDR	909	0
* ††	Rosneft Oil Co. PJSC, GDR	21,620	0
* ††	Rostelecom PJSC, Sponsored ADR	1,387	0
* ††	RusHydro PJSC, ADR	12,112	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
* ††	Severstal PAO, GDR	4,377	0
* ††	Tatneft PJSC, Sponsored ADR	7,288	0
* ††	VK Co. Ltd., GDR	4,108	0
* ††	VTB Bank PJSC, GDR	49,902	0
* ††	X5 Retail Group NV, GDR	3,692	0

SAUDI ARABIA — (4.8%)
	Abdullah Al Othaim Markets Co.	3,322	98,659
	Advanced Petrochemical Co.	10,528	187,295
*	Al Babtain Power & Telecommunication Co.	3,832	29,522
	Al Hammadi Co. for Development & Investment	4,061	52,575
*	Al Hassan Ghazi Ibrahim Shaker Co.	1,591	8,033
*	Al Jouf Agricultural Development Co.	1,276	17,665
*	Al Jouf Cement Co.	7,644	20,007
	Al Moammar Information Systems Co.	1,334	46,758
	Al Rajhi Bank	44,690	2,093,554
*	Al Rajhi Co. for Co-operative Insurance	2,164	45,548
	Al Yamamah Steel Industries Co.	2,070	21,749
*	AlAbdullatif Industrial Investment Co.	2,917	17,385
	Alandalus Property Co.	4,628	22,049
	Alaseel Co.	1,653	19,130
	Aldrees Petroleum & Transport Services Co.	4,621	96,532
	Alinma Bank	49,698	545,154
*	AlJazira Takaful Ta’awuni Co.	3,722	18,700
*	Allianz Saudi Fransi Cooperative Insurance Co.	3,169	17,829
	Almarai Co. JSC	13,402	184,711
	Alujain Holding	3,142	63,546
	Arab National Bank	29,726	278,053
	Arabian Cement Co.	6,151	68,608
	Arabian Centres Co. Ltd.	7,294	42,797
*	Arabian Shield Cooperative Insurance Co.	3,276	16,966
	Arriyadh Development Co.	8,699	70,364
*	Aseer Trading Tourism & Manufacturing Co.	6,939	33,916
	Astra Industrial Group	4,908	64,360
	Ataa Educational Co.	1,383	21,587
*	AXA Cooperative Insurance Co.	1,985	18,253
*	Bank AlBilad	30,084	412,260
	Bank Al-Jazira	25,399	212,298
	Banque Saudi Fransi	21,508	309,031
	Bawan Co.	2,336	22,399
	Bupa Arabia for Cooperative Insurance Co.	4,388	193,699
	City Cement Co.	10,023	74,583
	Co. for Cooperative Insurance	4,675	85,091

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Dallah Healthcare Co.	2,626	$83,380
*	Dar Al Arkan Real Estate Development Co.	44,144	126,367
	Dr Sulaiman Al Habib Medical Services Group Co.	2,174	115,390
*	Dur Hospitality Co.	5,586	38,576
	Eastern Province Cement Co.	5,706	73,323
	Electrical Industries Co.	1,457	10,656
*	Emaar Economic City	25,061	72,671
	Etihad Etisalat Co.	40,313	462,914
*	Fawaz Abdulaziz Al Hokair & Co.	7,441	26,678
	Hail Cement Co.	6,302	24,000
	Halwani Brothers Co.	1,532	33,909
	Herfy Food Services Co.	2,784	41,334
	Jarir Marketing Co.	3,653	186,543
*	Jazan Energy & Development Co.	4,153	19,866
*	L’Azurde Co. for Jewelry.	3,842	18,102
	Leejam Sports Co. JSC	2,232	65,526
	Maharah Human Resources Co.	1,451	31,433
*	Methanol Chemicals Co.	4,860	62,312
*	Middle East Healthcare Co.	4,929	46,940
*	Middle East Paper Co.	3,396	56,484
*	Mobile Telecommunications Co. Saudi Arabia	51,826	191,164
	Mouwasat Medical Services Co.	3,020	192,931
	Najran Cement Co.	9,858	47,900
*	National Agriculture Development Co.	5,149	43,658
	National Co. for Glass Industries	1,956	20,365
	National Gas & Industrialization Co.	3,687	47,650
*	National Industrialization Co.	22,256	119,954
	National Medical Care Co.	2,206	45,958
	Northern Region Cement Co.	9,179	32,977
	Qassim Cement Co.	4,595	98,342
*	Rabigh Refining & Petrochemical Co.	20,574	156,533
	Riyad Bank	63,970	693,248
	SABIC Agri-Nutrients Co.	10,170	438,109
	Sahara International Petrochemical Co.	37,432	560,720
*	Saudi Arabian Mining Co.	18,639	678,770
	Saudi Automotive Services Co.	4,039	40,450
	Saudi Basic Industries Corp.	34,919	1,209,652
	Saudi British Bank	30,943	367,362
	Saudi Cement Co.	8,282	126,972
	Saudi Ceramic Co.	4,169	56,791
	Saudi Chemical Co. Holding	5,083	46,513
*	Saudi Co. For Hardware CJSC	1,756	19,313
	Saudi Electricity Co.	27,602	197,804
*	Saudi Ground Services Co.	5,887	53,649
	Saudi Industrial Investment Group	21,476	186,165
	Saudi Industrial Services Co.	5,512	40,918
	Saudi Investment Bank (The)	30,737	187,676
*	Saudi Kayan Petrochemical Co.	84,857	417,985
*	Saudi Marketing Co.	1,587	11,255
	Saudi National Bank	65,856	1,380,329
*	Saudi Paper Manufacturing Co.	1,557	18,966
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	4,017	38,267
*	Saudi Public Transport Co.	4,124	23,424
*	Saudi Re for Cooperative Reinsurance Co.	5,103	20,769
*	Saudi Real Estate Co.	9,871	57,972
*	Saudi Research & Media Group	2,395	167,260
	Saudi Telecom Co.	31,012	953,636
	Saudia Dairy & Foodstuff Co.	1,555	72,719
	Savola Group	20,750	196,163

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Seera Group Holding	16,629	$96,580
	Southern Province Cement Co.	5,529	97,921
	Tabuk Cement Co.	6,657	31,441
	Umm Al-Qura Cement Co.	3,449	23,561
	United Electronics Co.	2,888	99,262
	United International Transportation Co.	4,022	52,589
	United Wire Factories Co.	1,400	11,317
*	Walaa Cooperative Insurance Co.	2,047	8,954
*	Yamama Cement Co.	11,500	106,634
	Yanbu Cement Co.	6,676	74,787
	Yanbu National Petrochemical Co.	17,613	284,679
	Zahrat Al Waha For Trading Co.	452	10,773
*	Zamil Industrial Investment Co.	3,081	18,749

TOTAL SAUDI ARABIA			17,304,606

SOUTH AFRICA — (5.0%)
	Absa Group Ltd.	56,086	605,929
	Adcock Ingram Holdings Ltd.	13,080	44,321
	Advtech Ltd.	80,116	90,355
	AECI Ltd.	15,643	100,930
	African Rainbow Minerals Ltd.	9,165	151,641
	Afrimat Ltd.	6,549	26,956
	Alexander Forbes Group Holdings Ltd.	83,156	24,617
	Altron Ltd., Class A	16,149	8,817
	Alviva Holdings Ltd.	8,148	10,326
	Anglo American Platinum Ltd.	2,013	222,523
	AngloGold Ashanti Ltd., Sponsored ADR	17,594	359,269
*	ArcelorMittal South Africa Ltd.	34,675	17,777
	Aspen Pharmacare Holdings Ltd.	19,844	212,329
	Astral Foods Ltd.	3,740	36,013
	AVI Ltd.	27,727	120,287
	Barloworld Ltd.	41,828	302,014
	Bid Corp. Ltd.	17,401	365,421
	Bidvest Group Ltd.	17,014	233,238
*	Blue Label Telecoms Ltd.	31,097	11,043
	Capitec Bank Holdings Ltd.	1,448	202,126
	Cashbuild Ltd.	2,968	53,118
*	City Lodge Hotels Ltd.	47,035	13,375
	Clicks Group Ltd.	18,517	364,407
	Coronation Fund Managers Ltd.	23,717	62,468
	DataTec Ltd.	36,689	91,048
	Dis-Chem Pharmacies Ltd.	39,860	97,200
*	Discovery Ltd.	19,133	183,708
*	Distell Group Holdings Ltd.	5,169	56,633
	DRDGOLD Ltd.	54,676	44,539
#	Exxaro Resources Ltd.	13,386	191,288
*	Famous Brands Ltd.	9,346	37,753
	FirstRand Ltd.	119,435	514,368
	Foschini Group Ltd.	37,331	327,067
	Gold Fields Ltd., Sponsored ADR	33,808	454,041
	Grindrod Ltd.	66,994	28,985
	Grindrod Shipping Holdings Ltd.	1,054	26,712
	Harmony Gold Mining Co. Ltd., Sponsored ADR	130,961	535,631
	Hudaco Industries Ltd.	4,480	41,915
	Impala Platinum Holdings Ltd.	82,879	1,072,074
	Investec Ltd.	21,207	128,591
	Invicta Holdings Ltd.	5,930	11,859
	Italtile Ltd.	40,171	43,486
	JSE Ltd.	10,616	74,935

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	KAP Industrial Holdings Ltd.	393,986	$127,360
	Kumba Iron Ore Ltd.	4,798	159,286
	Lewis Group Ltd.	6,515	19,819
	Life Healthcare Group Holdings Ltd.	207,621	281,860
	Long4Life Ltd.	47,257	18,120
*	Massmart Holdings Ltd.	11,543	30,479
	Merafe Resources Ltd.	142,016	15,437
	Metair Investments Ltd.	32,283	57,907
	Momentum Metropolitan Holdings	152,657	162,205
	Motus Holdings Ltd.	24,266	175,506
	Mpact Ltd.	18,342	37,595
	Mr Price Group Ltd.	24,701	334,801
	MTN Group Ltd.	116,098	1,231,335
	MultiChoice Group	44,201	360,578
*	Murray & Roberts Holdings Ltd.	41,818	29,318
*	Nampak Ltd.	78,393	14,599
	Naspers Ltd., Class N	2,254	227,329
	Nedbank Group Ltd.	25,899	361,663
	NEPI Rockcastle PLC	30,870	188,878
	Netcare Ltd.	145,054	139,329
	Ninety One Ltd.	19,511	62,729
	Oceana Group Ltd.	21,838	76,483
	Old Mutual Ltd.	716,628	574,914
	Omnia Holdings Ltd.	30,168	159,143
	Pepkor Holdings Ltd.	148,707	200,525
	Pick n Pay Stores Ltd.	44,606	162,512
*	PPC Ltd.	164,292	39,970
*	PSG Group Ltd.	6,809	41,157
	PSG Konsult Ltd.	31,714	27,230
	Raubex Group Ltd.	27,074	72,094
	Reunert Ltd.	24,755	69,049
	Royal Bafokeng Platinum Ltd.	26,544	265,182
	Sanlam Ltd.	96,117	398,169
	Santam Ltd.	5,596	102,730
*	Sappi Ltd.	119,821	438,686
*	Sasol Ltd.	19,631	480,899
	Shoprite Holdings Ltd.	26,656	385,020
	Sibanye Stillwater Ltd., ADR	55,529	762,968
	SPAR Group Ltd.	8,037	84,304
	Standard Bank Group Ltd.	76,066	806,110
*	Steinhoff International Holdings NV	61,315	10,110
*	Sun International Ltd.	35,159	63,760
	Super Group Ltd.	50,146	85,045
*	Telkom SA SOC Ltd.	63,586	191,625
	Tiger Brands Ltd.	16,129	158,510
	Transaction Capital Ltd.	19,036	61,057
	Truworths International Ltd.	48,363	172,544
*	Tsogo Sun Gaming Ltd.	62,266	44,004
*	Tsogo Sun Hotels Ltd.	115,331	23,788
	Vodacom Group Ltd.	19,200	184,411
	Wilson Bayly Holmes-Ovcon Ltd.	5,034	23,764
	Woolworths Holdings Ltd.	60,697	227,222

TOTAL SOUTH AFRICA			18,030,251

SOUTH KOREA — (18.8%)
	ABOV Semiconductor Co. Ltd.	2,046	22,191
*	Actoz Soft Co. Ltd.	1,796	16,535
	ADTechnology Co. Ltd.	798	11,256
	Advanced Nano Products Co. Ltd.	515	28,401

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Process Systems Corp.	1,233	$23,375
	Aekyung Chemical Co. Ltd.	2,611	21,481
	Aekyung Industrial Co. Ltd.	582	9,081
*	AeroSpace Technology of Korea, Inc.	1,767	9,201
	AfreecaTV Co. Ltd.	1,070	91,717
*	Agabang&Company	2,509	8,961
	Ahnlab, Inc.	490	40,158
	AJ Networks Co. Ltd.	4,633	24,404
*	Ajin Industrial Co. Ltd.	6,722	16,187
*	Alteogen, Inc.	962	43,384
*	ALUKO Co. Ltd.	6,645	19,058
*	Amicogen, Inc.	830	20,776
*	Aminologics Co. Ltd.	6,820	12,939
	Amorepacific Corp.	1,882	267,819
	Amorepacific Group	2,344	92,216
*	Amotech Co. Ltd.	319	7,314
*	Anam Electronics Co. Ltd.	6,817	12,674
*	Ananti, Inc.	6,863	47,331
*	Anterogen Co. Ltd.	349	6,650
*	Aprogen Medicines, Inc.	24,161	29,569
*	Aprogen pharmaceuticals, Inc.	30,800	19,706
	APS Holdings Corp.	1,545	16,078
	APTC Co. Ltd.	2,186	35,368
*	Asia Business Daily Co. Ltd.	5,904	13,663
	Asia Cement Co. Ltd.	1,360	16,289
	ASIA Holdings Co. Ltd.	108	13,517
	Asia Pacific Satellite, Inc.	1,665	20,261
	Asia Paper Manufacturing Co. Ltd.	937	32,985
	Atec Co. Ltd.	860	9,138
	Atinum Investment Co. Ltd.	5,024	18,184
	AUK Corp.	4,205	8,870
	Autech Corp.	1,316	9,948
	Avaco Co. Ltd.	1,340	11,391
	Bcworld Pharm Co. Ltd.	1,067	10,201
	BGF Co. Ltd.	3,357	15,082
	BGF retail Co. Ltd.	666	95,265
	BH Co. Ltd.	3,568	75,799
*	Binex Co. Ltd.	1,858	22,643
	Binggrae Co. Ltd.	1,197	52,183
*	Bioneer Corp.	2,126	50,921
	Bluecom Co. Ltd.	1,569	13,094
	BNK Financial Group, Inc.	16,277	100,950
	Boditech Med, Inc.	2,266	25,662
*	Bohae Brewery Co. Ltd.	13,362	10,174
	BoKwang Industry Co. Ltd.	3,237	20,947
	Boryung.	2,643	27,143
	Bukwang Pharmaceutical Co. Ltd.	2,964	27,574
	BYC Co. Ltd.	29	10,480
	Byucksan Corp.	7,190	22,115
*	Cafe24 Corp.	703	10,435
	Cell Biotech Co. Ltd.	725	9,470
	Celltrion Healthcare Co. Ltd.	3,020	152,090
*	Celltrion Pharm, Inc.	488	35,468
	Celltrion, Inc.	4,540	628,222
*	Cellumed Co. Ltd.	2,172	9,622
*	Central Motek Co. Ltd.	965	13,517
*	Chabiotech Co. Ltd.	2,018	29,648
	Cheil Worldwide, Inc.	5,104	101,900
	Chemtronics Co. Ltd.	907	18,483

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chinyang Holdings Corp.	6,415	$18,967
	Chips&Media, Inc.	1,531	24,403
*	Choa Pharmaceutical Co.	4,806	12,538
	Chong Kun Dang Pharmaceutical Corp.	722	56,412
	Chongkundang Holdings Corp.	376	20,646
*	Chorokbaem Media Co. Ltd.	9,789	19,160
	Chunbo Co. Ltd.	113	24,533
	CJ CheilJedang Corp.	1,012	318,244
	CJ Corp.	1,430	97,700
	CJ Freshway Corp.	770	24,991
*	CJ Logistics Corp.	1,222	118,329
*	CJ Seafood Corp.	3,549	11,843
*	Cloud Air Co. Ltd.	15,399	16,685
*	CMG Pharmaceutical Co. Ltd.	3,550	9,054
*	CoAsia Corp.	1,334	8,758
*	Com2uS Holdings Corp.	184	12,119
	Com2uSCorp.	1,118	83,072
*	ContentreeJoongAng Corp.	386	13,765
*	Coreana Cosmetics Co. Ltd.	3,128	11,664
*	Corentec Co. Ltd.	1,315	13,014
*	COSMAX NBT, Inc.	2,200	11,274
	Cosmax, Inc.	889	59,769
*	Cosmecca Korea Co. Ltd.	1,084	13,207
*	CosmoAM&T Co. Ltd.	1,715	74,761
*	Cosmochemical Co. Ltd.	1,829	24,040
	Coway Co. Ltd.	3,984	223,144
	Cowintech Co. Ltd.	825	19,983
	Creas F&C Co. Ltd.	302	9,558
	Creverse, Inc.	731	17,832
*	CrystalGenomics, Inc.	3,679	14,791
	CS Wind Corp.	889	41,592
	Cuckoo Holdings Co. Ltd.	1,504	22,227
	Cuckoo Homesys Co. Ltd.	1,762	48,936
*	Curexo, Inc.	1,919	11,973
	Cymechs, Inc.	857	12,650
	D.I Corp.	1,543	10,566
*	DA Technology Co. Ltd.	3,348	11,898
	Dae Han Flour Mills Co. Ltd.	235	33,126
	Dae Won Kang Up Co. Ltd.	3,957	10,864
*	Dae Young Packaging Co. Ltd.	6,035	10,924
*	Daea TI Co. Ltd.	4,923	17,024
*	Daebo Magnetic Co. Ltd.	401	14,838
	Daechang Co. Ltd.	11,506	19,154
	Daedong Corp.	2,724	31,633
	Daeduck Electronics Co. Ltd.	4,584	108,795
	Daehan Steel Co. Ltd.	2,447	42,635
*	DAEHO AL Co. Ltd.	3,364	8,362
*	Dae-Il Corp.	2,682	11,533
	Daejoo Electronic Materials Co. Ltd.	580	37,426
	Daejung Chemicals & Metals Co. Ltd.	664	10,867
	Daelim B&Co Co. Ltd.	1,578	9,869
*	Daemyung Sonoseason Co. Ltd.	12,188	12,176
	Daesang Corp.	4,273	85,427
	Daesang Holdings Co. Ltd.	1,402	11,701
	Daesung Energy Co. Ltd.	2,796	40,032
	Daesung Holdings Co. Ltd.	582	27,618
*	Daesung Industrial Co. Ltd.	3,351	14,737
*	Daewon Cable Co. Ltd.	8,237	13,059
	Daewon Pharmaceutical Co. Ltd.	765	10,876

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewoo Engineering & Construction Co. Ltd.	13,691	$72,578
	Daewoong Co. Ltd.	1,345	31,900
	Daewoong Pharmaceutical Co. Ltd.	372	53,522
	Daihan Pharmaceutical Co. Ltd.	409	9,436
	Daishin Securities Co. Ltd.	6,869	95,643
*	Daiyang Metal Co. Ltd.	3,432	12,004
*	Danal Co. Ltd.	4,742	35,307
*	Danawa Co. Ltd.	430	7,101
	Daou Data Corp.	3,668	40,644
	Daou Technology, Inc.	3,261	53,294
*	Dasan Networks, Inc.	2,511	13,217
	Dawonsys Co. Ltd.	1,918	44,472
	DB Financial Investment Co. Ltd.	5,036	25,873
	DB HiTek Co. Ltd.	2,443	128,131
	DB Insurance Co. Ltd.	6,051	323,163
*	DB, Inc.	20,648	16,027
	DCM Corp.	1,038	22,094
	Dentium Co. Ltd.	833	44,388
	Deutsch Motors, Inc.	5,727	50,703
*	Development Advance Solution Co. Ltd.	3,212	12,269
	Device ENG Co. Ltd.	430	7,853
	DGB Financial Group, Inc.	30,147	212,501
	DI Dong Il Corp.	1,960	37,235
	Digital Daesung Co. Ltd.	1,448	9,777
*	DIO Corp.	1,064	28,569
	Display Tech Co. Ltd.	1,563	9,716
	DL Construction Co. Ltd.	1,367	29,226
	DL Holdings Co. Ltd.	1,418	69,109
	DMS Co. Ltd.	3,218	15,976
	DNF Co. Ltd.	899	15,732
	Dong A Eltek Co. Ltd.	1,462	10,803
	Dong-A Socio Holdings Co. Ltd.	351	31,502
	Dong-A ST Co. Ltd.	835	46,274
	Dong-Ah Geological Engineering Co. Ltd.	1,286	20,568
*	Dongbang Transport Logistics Co. Ltd.	6,156	16,465
	Dongbu Corp.	1,817	19,152
	Dongil Industries Co. Ltd.	122	17,052
	Dongjin Semichem Co. Ltd.	3,244	95,597
	DongKook Pharmaceutical Co. Ltd.	1,936	34,352
	Dongkuk Industries Co. Ltd.	3,322	9,339
	Dongkuk Steel Mill Co. Ltd.	13,911	203,420
	Dongkuk Structures & Construction Co. Ltd.	2,952	13,296
	Dongsuh Cos., Inc.	1,186	25,049
	Dongsung Chemical Co. Ltd.	5,035	19,426
	Dongsung Finetec Co. Ltd.	3,745	35,090
*	Dongsung Pharmaceutical Co. Ltd.	2,125	14,097
*	Dongwha Enterprise Co. Ltd.	539	34,456
	Dongwha Pharm Co. Ltd.	3,828	38,450
	Dongwon Development Co. Ltd.	5,702	23,343
	Dongwon F&B Co. Ltd.	226	31,825
	Dongwon Industries Co. Ltd.	288	56,755
	Dongwon Systems Corp.	444	20,580
	Dongyang E&P, Inc.	917	12,421
*	Dongyang Steel Pipe Co. Ltd.	12,368	13,721
	Doosan Bobcat, Inc.	5,342	173,578
	Doosan Co. Ltd.	1,319	92,473
*	Doosan Enerbility.	5,260	83,687
*	Doosan Fuel Cell Co. Ltd.	716	19,453
	DoubleUGames Co. Ltd.	1,194	46,660

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Douzone Bizon Co. Ltd.	1,483	$47,470
*	Dream Security Co. Ltd.	3,419	11,124
	Dreamtech Co. Ltd.	4,035	33,336
*	DSK Co. Ltd.	1,675	9,362
	DTR Automotive Corp.	852	52,395
*	Duck Yang Industry Co. Ltd.	3,747	9,666
*	Duk San Neolux Co. Ltd.	1,056	34,666
*	Duksan Hi-Metal Co. Ltd.	4,008	29,937
	Duksung Co. Ltd.	1,454	9,418
	DY Corp.	2,172	15,004
	DY POWER Corp.	1,713	19,869
*	E Investment&Development Co. Ltd.	126,391	17,811
*	E& Corp. Co. Ltd.	3,431	10,463
*	E&M Co. Ltd.	20,530	9,927
	E1 Corp.	269	10,709
	Eagle Veterinary Technology Co. Ltd.	1,954	11,915
	Eagon Industrial Ltd.	1,228	12,667
	Easy Holdings Co. Ltd.	8,326	33,808
	eBEST Investment & Securities Co. Ltd.	4,090	24,672
	Echo Marketing, Inc.	2,360	37,180
	Ecopro BM Co. Ltd.	350	129,305
	Ecopro Co. Ltd.	1,420	93,607
	Ecopro HN Co. Ltd.	472	18,370
	Elentec Co. Ltd.	2,317	41,144
	E-MART, Inc.	1,466	151,699
	EM-Tech Co. Ltd.	738	22,260
	ENF Technology Co. Ltd.	1,800	49,606
	Eo Technics Co. Ltd.	462	40,484
*	e-Starco Co. Ltd.	6,662	10,336
	Estechpharma Co. Ltd.	1,259	9,614
*	ESTsoft Corp.	1,446	14,167
	Eugene Corp.	11,560	47,153
	Eugene Investment & Securities Co. Ltd.	11,264	29,110
	Eugene Technology Co. Ltd.	1,455	48,942
*	E-World.	6,540	14,009
	Exicon Co. Ltd.	875	8,773
	Farmsco	2,083	12,011
	FarmStory Co. Ltd.	9,682	35,088
	Fila Holdings Corp.	7,959	203,360
	Fine Semitech Corp.	1,154	20,073
*	Flask Co. Ltd.	16,391	23,187
	Foosung Co. Ltd.	5,684	84,116
	Gabia, Inc.	1,031	11,301
*	GemVax & Kael Co. Ltd.	1,307	15,162
	Gemvaxlink Co. Ltd.	9,824	12,746
*	Genexine, Inc.	1,334	42,245
*	Genie Music Corp.	4,275	17,546
	Genoray Co. Ltd.	1,796	14,981
	Geumhwa PSC Co. Ltd.	482	12,272
	Global Standard Technology Co. Ltd.	850	20,584
	Golfzon Co. Ltd.	318	40,644
	Golfzon Newdin Holdings Co. Ltd.	1,753	12,128
	Gradiant Corp.	4,881	17,565
*	Grand Korea Leisure Co. Ltd.	2,763	33,484
	Green Chemical Co. Ltd.	1,569	12,014
	Green Cross Corp.	185	27,460
	Green Cross Holdings Corp.	2,612	45,409
*	Green Cross Medical Science Corp.	1,753	9,182
	GS Engineering & Construction Corp.	6,962	229,257

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GS Global Corp.	4,780	$17,412
	GS Holdings Corp.	6,220	214,861
	GS Retail Co. Ltd.	5,475	123,933
	Gwangju Shinsegae Co. Ltd.	360	10,514
	Haatz, Inc.	1,474	11,326
	HAESUNG DS Co. Ltd.	1,135	62,400
	Haesung Industrial Co. Ltd.	1,991	20,902
	Halla Corp.	2,158	9,333
	Halla Holdings Corp.	1,833	60,768
	Han Kuk Carbon Co. Ltd.	3,712	38,248
	Hana Financial Group, Inc.	22,773	845,487
	Hana Materials, Inc.	1,268	62,322
*	Hana Micron, Inc.	3,254	45,412
	Hana Pharm Co. Ltd.	1,119	17,697
*	Hanall Biopharma Co. Ltd.	2,206	31,818
	HanChang Paper Co. Ltd.	6,977	12,083
*	Hancom, Inc.	1,415	22,650
	Handok, Inc.	1,224	21,282
	Handsome Co. Ltd.	2,956	82,430
	Hanil Cement Co. Ltd.	2,244	36,323
	Hanil Holdings Co. Ltd.	2,139	22,710
	Hanil Hyundai Cement Co. Ltd.	432	11,042
*	Hanjin Kal Corp.	647	29,258
	Hanjin Transportation Co. Ltd.	1,095	28,487
	Hankook Shell Oil Co. Ltd.	54	10,877
*	Hankook Technology, Inc.	10,593	6,836
	Hankook Tire & Technology Co. Ltd.	9,217	252,977
	Hanmi Pharm Co. Ltd.	269	66,407
	Hanmi Science Co. Ltd.	404	16,292
	Hanmi Semiconductor Co. Ltd.	4,565	54,189
	HanmiGlobal Co. Ltd.	1,255	13,293
	Hannong Chemicals, Inc.	1,442	18,164
	Hanon Systems.	15,583	139,451
*	Hans Biomed Corp.	1,029	9,071
	Hansae Co. Ltd.	1,775	36,306
	Hansae Yes24 Holdings Co. Ltd.	1,558	8,437
	Hanshin Construction Co. Ltd.	732	10,208
	Hanshin Machinery Co.	5,550	54,638
	Hansol Chemical Co. Ltd.	533	102,551
	Hansol Holdings Co. Ltd.	4,690	13,173
	Hansol HomeDeco Co. Ltd.	11,054	15,571
	Hansol Logistics Co. Ltd.	5,508	18,908
	Hansol Paper Co. Ltd.	2,252	26,023
*	Hansol Technics Co. Ltd.	4,249	23,039
	Hanssem Co. Ltd.	959	59,290
	Hanwha Aerospace Co. Ltd.	3,041	127,260
	Hanwha Corp.	3,265	77,137
*	Hanwha General Insurance Co. Ltd.	10,290	38,437
	Hanwha Investment & Securities Co. Ltd.	12,711	47,679
*	Hanwha Life Insurance Co. Ltd.	26,441	61,271
*	Hanwha Solutions Corp.	8,939	224,672
	Hanyang Eng Co. Ltd.	1,705	21,217
	Hanyang Securities Co. Ltd.	915	9,924
	Harim Co. Ltd.	11,925	35,911
	HB Technology Co. Ltd.	6,614	12,541
	HD Hyundai Co. Ltd.	5,612	257,706
	HDC Holdings Co. Ltd.	4,611	26,258
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,137	72,480
*	Helixmith Co. Ltd.	2,105	34,860

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hite Jinro Co. Ltd.	2,019	$59,406
	Hitejinro Holdings Co. Ltd.	1,432	16,000
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	18,866
*	HLB, Inc.	1,429	34,782
	HMM Co. Ltd.	19,502	432,276
*	Homecast Co. Ltd.	5,233	12,698
	Hotel Shilla Co. Ltd.	1,827	116,265
	HS Industries Co. Ltd.	6,323	29,893
*	HSD Engine Co. Ltd.	2,280	19,164
*	Hugel, Inc.	286	28,155
*	Humax Co. Ltd.	5,784	20,654
	Humedix Co. Ltd.	624	10,400
	Huons Co. Ltd.	624	21,223
	Huons Global Co. Ltd.	967	21,604
	Husteel Co. Ltd.	826	15,439
	Huvis Corp.	1,760	10,796
	Huvitz Co. Ltd.	1,378	11,720
	Hwa Shin Co. Ltd.	3,127	20,782
*	Hwail Pharm Co. Ltd.	4,900	12,761
	HwaSung Industrial Co. Ltd.	1,319	23,218
*	HYBE Co. Ltd.	176	34,564
	Hy-Lok Corp.	678	9,984
	Hyosung Advanced Materials Corp.	175	65,142
*	Hyosung Chemical Corp.	308	54,355
	Hyosung Corp.	1,277	83,626
*	Hyosung Heavy Industries Corp.	771	33,587
	Hyosung TNC Corp.	509	164,467
	Hyundai Autoever Corp.	139	14,562
	Hyundai Bioland Co. Ltd.	680	9,666
	Hyundai BNG Steel Co. Ltd.	2,374	33,605
	Hyundai Construction Equipment Co. Ltd.	2,478	72,301
	Hyundai Corp.	735	10,799
	Hyundai Corp. Holdings, Inc.	1,349	13,777
	Hyundai Department Store Co. Ltd.	2,208	131,413
*	Hyundai Doosan Infracore Co. Ltd.	29,604	153,134
*	Hyundai Electric & Energy System Co. Ltd.	3,513	60,033
	Hyundai Elevator Co. Ltd.	3,018	84,745
*	Hyundai Energy Solutions Co. Ltd.	1,025	17,872
	Hyundai Engineering & Construction Co. Ltd.	5,367	186,707
	Hyundai Ezwel Co. Ltd.	2,078	17,579
	Hyundai Futurenet Co. Ltd.	3,560	9,495
	Hyundai Glovis Co. Ltd.	2,271	372,078
	Hyundai Greenfood Co. Ltd.	7,666	55,298
	Hyundai Home Shopping Network Corp.	816	38,904
	Hyundai Livart Furniture Co. Ltd.	1,211	14,040
	Hyundai Marine & Fire Insurance Co. Ltd.	5,055	130,285
*	Hyundai Mipo Dockyard Co. Ltd.	527	34,595
	Hyundai Mobis Co. Ltd.	3,684	599,339
	Hyundai Motor Co.	3,899	565,697
	Hyundai Motor Securities Co. Ltd.	3,308	28,687
	Hyundai Pharmaceutical Co. Ltd.	2,220	8,931
*	Hyundai Rotem Co. Ltd.	4,296	64,034
	Hyundai Steel Co.	9,893	336,182
	Hyundai Wia Corp.	2,504	127,841
	HyVision System, Inc.	1,274	20,196
*	iA, Inc.	22,285	17,609
	ICD Co. Ltd.	1,365	11,867
*	IHQ, Inc.	15,042	13,322
	Il Sung Construction Co. Ltd.	4,398	18,586

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Holdings Co. Ltd.	4,268	$18,640
	Iljin Materials Co. Ltd.	259	17,748
	Iljin Power Co. Ltd.	1,355	22,668
	Ilshin Spinning Co. Ltd.	317	30,809
	iMarketKorea, Inc.	4,358	36,924
	InBody Co. Ltd.	1,151	26,471
*	INCON Co. Ltd.	7,341	7,427
	Incross Co. Ltd.	255	7,778
	Industrial Bank of Korea	30,599	271,501
*	Infinitt Healthcare Co. Ltd.	1,736	9,521
*	InkTec Co. Ltd.	1,957	11,193
	Innocean Worldwide, Inc.	1,199	46,221
	InnoWireless, Inc.	319	9,752
	Innox Advanced Materials Co. Ltd.	1,262	48,816
*	Innox Corp.	795	14,439
*	Insun ENT Co. Ltd.	2,708	23,736
*	Insung Information Co. Ltd.	8,932	19,357
	Intekplus Co. Ltd.	1,263	25,995
	Intellian Technologies, Inc.	379	23,241
	Intelligent Digital Integrated Security Co. Ltd.	500	10,217
	Interojo Co. Ltd.	1,357	34,593
	INTOPS Co. Ltd.	2,145	63,413
*	iNtRON Biotechnology, Inc.	2,094	29,644
	Inzi Controls Co. Ltd.	1,220	10,527
*	Iones Co. Ltd.	2,896	21,955
	IS Dongseo Co. Ltd.	1,996	84,001
	ISC Co. Ltd.	1,146	31,965
	i-SENS, Inc.	985	22,554
	ISU Chemical Co. Ltd.	3,880	47,612
*	IsuPetasys Co. Ltd.	4,045	24,599
	It’s Hanbul Co. Ltd.	890	18,517
*	Jahwa Electronics Co. Ltd.	1,347	36,744
	JB Financial Group Co. Ltd.	18,612	131,650
	JC Hyun System, Inc.	2,323	12,847
	Jinsung T.E.C	2,101	19,854
*	JNK Heaters Co. Ltd.	2,133	11,047
*	JoyCity Corp.	3,436	18,716
	Jusung Engineering Co. Ltd.	3,235	53,724
	JVM Co. Ltd.	868	12,779
	JW Holdings Corp.	3,810	13,345
	JW Pharmaceutical Corp.	876	21,217
	JYP Entertainment Corp.	1,430	66,341
	Kakao Corp.	1,036	72,368
*	Kangstem Biotech Co. Ltd.	4,617	13,818
*	Kangwon Land, Inc.	2,411	50,666
	KAON Media Co. Ltd.	1,734	16,788
	KB Financial Group, Inc.	29,124	1,354,967
	KC Co. Ltd.	779	13,627
	KC Tech Co. Ltd.	1,264	20,747
	KCC Corp.	209	55,722
	KCC Glass Corp.	1,813	88,339
	KCTC	2,032	10,051
*	KEC Corp.	8,650	21,512
	KEPCO Engineering & Construction Co., Inc.	468	26,860
	KEPCO Plant Service & Engineering Co. Ltd.	1,674	50,069
	KG Chemical Corp.	2,289	76,164
#	KG Dongbu Steel.	5,075	97,637
	KG Eco Technology Service Co. Ltd.	1,536	17,594
	Kginicis Co. Ltd.	2,419	33,015

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KGMobilians Co. Ltd.	4,218	$28,836
*	KH FEELUX Co. Ltd.	4,075	7,233
	KH Vatec Co. Ltd.	2,568	40,603
	Kia Corp.	11,578	759,404
	KINX, Inc.	249	10,480
	KISCO Corp.	1,751	12,494
	KISCO Holdings Co. Ltd.	743	10,764
	KISWIRE Ltd.	1,778	39,141
	KIWOOM Securities Co. Ltd.	2,315	172,767
*	KleanNara Co. Ltd.	3,082	11,572
	Knotus Co. Ltd.	661	18,966
	Koentec Co. Ltd.	1,387	9,195
	Koh Young Technology, Inc.	2,022	30,623
#	Kolmar BNH Co. Ltd.	1,143	30,873
	Kolmar Korea Co. Ltd.	543	20,083
	Kolmar Korea Holdings Co. Ltd.	1,156	20,625
	Kolon Corp.	1,223	26,783
	Kolon Global Corp.	638	10,584
	Kolon Industries, Inc.	2,144	104,428
	Kolon Plastic, Inc.	1,796	18,007
	KoMiCo Ltd.	973	41,648
*	KONA I Co. Ltd.	1,584	29,861
	Korea Aerospace Industries Ltd.	5,094	175,639
	Korea Alcohol Industrial Co. Ltd.	2,015	19,396
	Korea Asset In Trust Co. Ltd.	8,546	26,458
	Korea Cast Iron Pipe Industries Co. Ltd.	2,807	23,077
*	Korea Circuit Co. Ltd.	1,144	25,840
	Korea District Heating Corp.	321	9,220
*	Korea Electric Power Corp., Sponsored ADR	19,958	177,227
	Korea Electric Terminal Co. Ltd.	1,242	68,455
	Korea Electronic Certification Authority, Inc.	1,697	10,907
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	17,096
	Korea Gas Corp.	1,205	39,389
	Korea Investment Holdings Co. Ltd.	5,112	283,414
*	Korea Line Corp.	32,892	69,197
	Korea Petrochemical Ind Co. Ltd.	718	85,089
	Korea Pharma Co. Ltd.	508	13,269
	Korea Real Estate Investment & Trust Co. Ltd.	27,760	48,277
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,177	156,605
	Korea United Pharm, Inc.	1,026	23,858
	Korea Zinc Co. Ltd.	255	116,417
*	Korean Air Lines Co. Ltd.	10,721	252,618
	Korean Reinsurance Co.	11,523	88,166
*	KOSES Co. Ltd.	1,922	16,010
*	KPM Tech Co. Ltd.	13,698	8,509
*	KPS Corp.	1,369	8,753
	KSIGN Co. Ltd.	9,317	17,478
	KSS LINE Ltd.	2,515	23,848
*	KT Alpha Co. Ltd.	1,760	8,784
	KT Skylife Co. Ltd.	4,497	32,664
	KT&G Corp.	4,322	283,821
	KTB Investment & Securities Co. Ltd.	6,783	25,061
	KTCS Corp.	4,968	9,585
	Kukdo Chemical Co. Ltd.	899	38,918
*	Kukdong Corp.	9,718	17,483
*	Kumho HT, Inc.	10,256	12,232
	Kumho Petrochemical Co. Ltd.	2,614	316,072
*	Kumho Tire Co., Inc.	17,286	58,709
	KUMHOE&C Co. Ltd.	4,642	37,846

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kumkang Kind Co. Ltd.	2,884	$22,935
	Kwang Dong Pharmaceutical Co. Ltd.	5,407	31,114
	Kyeryong Construction Industrial Co. Ltd.	1,502	43,557
	Kyobo Securities Co. Ltd.	3,015	18,627
	Kyochon F&B Co. Ltd.	1,020	12,416
	Kyongbo Pharmaceutical Co. Ltd.	1,496	10,126
	Kyung Dong Navien Co. Ltd.	932	37,678
	Kyungbang Co. Ltd.	863	10,839
*	Kyungchang Industrial Co. Ltd.	5,172	11,443
	Kyungdong Pharm Co. Ltd.	2,400	19,445
	Kyung-In Synthetic Corp.	5,621	31,131
	L&C Bio Co. Ltd.	1,035	32,456
*	L&F Co. Ltd.	282	47,710
	LabGenomics Co. Ltd.	2,541	14,092
*	Lake Materials Co. Ltd.	2,570	9,183
	LB Semicon, Inc.	4,394	40,767
	LEADCORP, Inc. (The)	2,656	19,216
	LEENO Industrial, Inc.	785	108,816
	LF Corp.	2,797	43,235
	LG Chem Ltd.	2,344	960,020
	LG Corp.	3,757	216,961
	LG Display Co. Ltd.	34,348	448,798
	LG Electronics, Inc.	7,315	662,498
	LG HelloVision Co. Ltd.	4,960	25,078
	LG Household & Health Care Ltd.	774	554,324
	LG Innotek Co. Ltd.	878	238,235
	LG Uplus Corp.	31,054	343,060
	LIG Nex1 Co. Ltd.	812	52,529
	Lion Chemtech Co. Ltd.	1,629	10,716
*	Lock & Lock Co. Ltd.	3,151	25,983
*	Longtu Korea, Inc.	2,949	15,016
	LOT Vacuum Co. Ltd.	1,515	17,559
	Lotte Chemical Corp.	2,052	316,709
	Lotte Chilsung Beverage Co. Ltd.	374	53,603
	Lotte Confectionery Co. Ltd.	145	14,308
	Lotte Corp.	1,336	36,043
*	Lotte Data Communication Co.	676	19,380
	LOTTE Fine Chemical Co. Ltd.	2,337	150,034
	Lotte Food Co. Ltd.	41	11,191
	LOTTE Himart Co. Ltd.	1,442	26,815
*	Lotte Non-Life Insurance Co. Ltd.	6,547	10,318
	Lotte Shopping Co. Ltd.	393	29,112
	LS Cable & System Asia Ltd.	2,162	13,643
	LS Corp.	3,235	146,893
	LS Electric Co. Ltd.	2,869	107,753
*	LVMC Holdings	9,474	25,827
	LX Hausys Ltd.	1,325	61,175
*	LX Holdings Corp.	5,373	42,229
	LX International Corp.	5,627	171,582
	LX Semicon Co. Ltd.	904	93,274
	Macquarie Korea Infrastructure Fund	17,862	201,819
	Macrogen, Inc.	1,286	28,011
	Maeil Dairies Co. Ltd.	473	25,994
	MAKUS, Inc.	3,327	28,349
	Mando Corp.	4,259	180,685
	Mcnex Co. Ltd.	1,132	39,560
*	ME2ON Co. Ltd.	4,221	18,857
*	MEDICOX Co. Ltd.	21,579	12,753
*	Medipost Co. Ltd.	1,236	22,158

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Medy-Tox, Inc.	439	$47,052
	Meerecompany, Inc.	518	9,728
	MegaStudy Co. Ltd.	1,099	10,565
	MegaStudyEdu Co. Ltd.	582	43,713
	Meritz Financial Group, Inc.	4,371	130,935
	Meritz Fire & Marine Insurance Co. Ltd.	5,040	176,335
	Meritz Securities Co. Ltd.	34,730	179,544
*	Mgame Corp.	2,503	19,505
*	MiCo BioMed Co. Ltd.	1,427	8,576
	MiCo Ltd.	3,391	29,097
	Mirae Asset Life Insurance Co. Ltd.	8,233	25,951
	Mirae Asset Securities Co. Ltd.	17,817	112,705
	Mirae Asset Venture Investment Co. Ltd.	2,643	17,660
	Miwon Commercial Co. Ltd.	170	23,157
	Miwon Specialty Chemical Co. Ltd.	55	9,138
	MK Electron Co. Ltd.	3,010	35,809
	MNTech Co. Ltd.	4,512	27,431
*	Monalisa Co. Ltd.	6,032	18,677
	Moorim P&P Co. Ltd.	2,932	11,714
	Motonic Corp.	1,465	10,541
*	Motrex Co. Ltd.	443	10,972
	Mr Blue Corp.	2,830	17,833
	Muhak Co. Ltd.	1,568	11,640
	Multicampus Co. Ltd.	345	12,795
*	MyungMoon Pharm Co. Ltd.	2,953	8,703
*	N2Tech Co. Ltd.	13,950	18,767
	Namhae Chemical Corp.	2,350	26,116
*	Namsun Aluminum Co. Ltd.	10,799	25,732
*	NanoenTek, Inc.	3,549	17,575
	Nasmedia Co. Ltd.	541	12,062
*	Nature & Environment Co. Ltd.	15,071	24,322
	NAVER Corp.	2,092	466,012
	NCSoft Corp.	454	150,350
*	NDFOS Co. Ltd.	1,361	8,570
	NeoPharm Co. Ltd.	876	18,035
*	Neowiz	1,605	26,254
	Neowiz Holdings Corp.	558	16,635
*	Nepes Ark Corp.	618	20,597
*	NEPES Corp.	1,690	40,187
	Netmarble Corp.	542	40,741
	Newtree Co. Ltd.	473	7,354
	Nexen Tire Corp.	5,610	30,363
*	Nexon Games Co. Ltd.	2,003	37,273
*	NEXT BT Co. Ltd.	10,306	10,299
*	Next Entertainment World Co. Ltd.	1,627	12,803
*	NextEye Co. Ltd.	11,260	9,794
	NEXTIN, Inc.	747	39,750
*	Nexturnbioscience Co. Ltd.	3,188	9,515
	NH Investment & Securities Co. Ltd.	18,673	159,368
*	NHN Corp.	3,000	82,808
*	NHN KCP Corp.	2,785	45,786
	NICE Holdings Co. Ltd.	4,227	57,269
	Nice Information & Telecommunication, Inc.	826	19,649
	NICE Information Service Co. Ltd.	3,828	55,628
	NICE Total Cash Management Co. Ltd.	2,475	12,468
	Nong Shim Holdings Co. Ltd.	301	17,924
	Nong Woo Bio Co. Ltd.	1,680	17,064
	NongShim Co. Ltd.	380	90,811
	NOROO Paint & Coatings Co. Ltd.	2,120	18,437

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	NOVAREX Co. Ltd.	413	$12,760
	NPC.	4,067	36,522
	Oceanbridge Co. Ltd.	923	10,889
	OCI Co. Ltd.	2,604	215,113
	Orion Corp.	2,031	151,379
	Orion Holdings Corp.	4,747	55,420
	Osstem Implant Co. Ltd.	1,464	131,131
*	Osung Advanced Materials Co. Ltd.	9,664	16,543
	Ottogi Corp.	243	90,125
	Paik Kwang Industrial Co. Ltd.	4,701	20,331
*	Pan Entertainment Co. Ltd.	3,948	14,521
	Pan Ocean Co. Ltd.	24,787	129,572
	Pang Rim Co. Ltd.	5,498	17,079
*	Pan-Pacific Co. Ltd.	5,121	10,596
*	Paradise Co. Ltd.	6,449	84,005
	Park Systems Corp.	373	33,140
	Partron Co. Ltd.	4,415	40,572
	Paseco Co. Ltd.	1,000	14,917
*	Pearl Abyss Corp.	280	14,911
	People & Technology, Inc.	1,433	56,426
	PharmaResearch Co. Ltd.	453	33,064
*	Pharmicell Co. Ltd.	4,643	41,514
*	Philoptics Co. Ltd.	2,005	14,352
*	Philosys Healthcare Co. Ltd.	24,311	33,679
	PI Advanced Materials Co. Ltd.	1,289	48,577
*	Playgram Co. Ltd.	9,718	14,739
	Point Engineering Co. Ltd.	7,996	20,150
*	Polaris Office Corp.	8,411	11,841
	Poongsan Corp.	3,794	95,561
	Poongsan Holdings Corp.	943	22,500
	POSCO Chemical Co. Ltd.	304	32,115
	POSCO Holdings, Inc.	5,068	1,157,160
	Posco ICT Co. Ltd.	1,919	9,322
	Posco International Corp.	7,455	144,777
	POSCO Steeleon Co. Ltd.	421	17,162
*	Power Logics Co. Ltd.	3,293	19,790
*	PowerNet Technologies Corp.	4,354	16,909
	Protec Co. Ltd.	642	14,977
	PSK, Inc.	705	26,699
	Pulmuone Co. Ltd.	1,115	14,784
	Pungkuk Ethanol Co. Ltd.	987	13,770
	QSI Co. Ltd.	1,042	13,552
	Rayence Co. Ltd.	1,013	9,759
	RFHIC Corp.	821	18,400
*	RFTech Co. Ltd.	2,150	10,658
	S&S Tech Corp.	1,039	22,588
	S-1 Corp.	1,524	83,036
	Sajo Industries Co. Ltd.	304	13,442
	Sajodaerim Corp.	737	18,905
*	Sajodongaone Co. Ltd.	12,597	20,725
*	Sam Chun Dang Pharm Co. Ltd.	945	33,397
*	SAM KANG M&T Co. Ltd.	1,383	22,297
	Sam Young Electronics Co. Ltd.	2,072	17,567
	Sam Yung Trading Co. Ltd.	1,734	19,450
*	Sambu Engineering & Construction Co. Ltd.	10,336	21,613
	Samchully Co. Ltd.	134	12,074
	Samchuly Bicycle Co. Ltd.	1,853	15,251
	SAMHWA Paints Industrial Co. Ltd.	1,542	11,645
	Samick THK Co. Ltd.	1,032	11,040

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samji Electronics Co. Ltd.	1,143	$10,789
	Samjin Pharmaceutical Co. Ltd.	955	19,083
	Samkee Corp.	3,519	11,060
	Sammok S-Form Co. Ltd.	925	19,238
	SAMPYO Cement Co. Ltd.	3,599	15,001
*	Samsung Biologics Co. Ltd.	174	114,768
	Samsung C&T Corp.	2,806	253,871
	Samsung Card Co. Ltd.	2,741	72,605
	Samsung Climate Control Co. Ltd.	761	7,686
	Samsung Electro-Mechanics Co. Ltd.	4,741	613,652
	Samsung Electronics Co. Ltd.	274,628	14,635,900
	Samsung Electronics Co. Ltd., GDR	337	446,020
*	Samsung Engineering Co. Ltd.	6,835	139,455
	Samsung Fire & Marine Insurance Co. Ltd.	3,477	576,341
*	Samsung Heavy Industries Co. Ltd.	26,159	124,865
	Samsung Life Insurance Co. Ltd.	3,261	167,640
*	Samsung Pharmaceutical Co. Ltd.	6,144	19,300
	Samsung SDI Co. Ltd.	536	255,326
	Samsung SDS Co. Ltd.	1,926	224,448
	Samsung Securities Co. Ltd.	7,316	228,492
	SAMT Co. Ltd.	10,593	36,277
	Samwha Capacitor Co. Ltd.	655	28,273
	Samyang Corp.	328	14,229
	Samyang Holdings Corp.	796	54,421
	Samyang Packaging Corp.	687	12,497
	Samyang Tongsang Co. Ltd.	397	18,146
*	Sangbo Corp.	5,925	8,819
	Sangsangin Co. Ltd.	5,258	47,204
	Sangsin Energy Display Precision Co. Ltd.	1,390	17,990
	SaraminHR Co. Ltd.	650	21,551
	Satrec Initiative Co. Ltd.	279	10,823
*	SBI Investment Korea Co. Ltd.	14,785	19,659
*	SBW	40,276	28,552
*	SDN Co. Ltd.	8,700	14,088
	Seah Besteel Corp.	2,805	40,229
	SeAH Steel Corp.	121	15,495
	SeAH Steel Holdings Corp.	394	44,680
	Sebang Co. Ltd.	1,558	15,092
	Sebang Global Battery Co. Ltd.	598	35,664
	Seegene, Inc.	3,095	98,141
	Segyung Hitech Co. Ltd.	1,125	19,910
	Sejin Heavy Industries Co. Ltd.	2,142	11,948
	Sejong Industrial Co. Ltd.	2,509	14,118
	Sempio Foods Co.	302	11,535
	Seobu T&D	4,813	40,643
	Seohan Co. Ltd.	16,327	22,359
	Seohee Construction Co. Ltd.	27,909	41,043
	Seojin System Co. Ltd.	2,780	42,345
	Seoul Auction Co. Ltd.	840	14,589
	Seoul Semiconductor Co. Ltd.	7,579	80,647
	Seoul Viosys Co. Ltd.	1,190	8,407
	Seoulin Bioscience Co. Ltd.	1,079	12,746
	Seowon Co. Ltd.	9,670	15,758
	Seoyon Co. Ltd.	1,996	12,685
	Seoyon E-Hwa Co. Ltd.	2,282	12,335
*	Sewon E&C Co. Ltd.	22,962	17,889
	Sewoon Medical Co. Ltd.	2,954	8,922
	SFA Engineering Corp.	2,776	86,875
*	SFA Semicon Co. Ltd.	7,366	37,816

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	S-Fuelcell Co. Ltd.	447	$8,397
*	SG Corp.	24,663	14,462
	SGC e Tec E&C Co. Ltd.	283	12,645
	SGC Energy Co. Ltd.	778	31,309
	SH Energy & Chemical Co. Ltd.	13,146	16,006
	Shin Heung Energy & Electronics Co. Ltd.	572	29,654
*	Shin Poong Pharmaceutical Co. Ltd.	1,112	26,523
	Shindaeyang Paper Co. Ltd.	282	20,950
	Shinhan Financial Group Co. Ltd.	32,932	1,094,153
	Shinsegae Engineering & Construction Co. Ltd.	344	9,404
	Shinsegae Food Co. Ltd.	207	11,906
	Shinsegae Information & Communication Co. Ltd.	640	8,244
	Shinsegae International, Inc.	1,510	37,495
	Shinsegae, Inc.	897	174,785
	Shinsung Delta Tech Co. Ltd.	1,878	20,272
*	Shinsung E&G Co. Ltd.	7,337	10,944
*	Shinwon Construction Co. Ltd.	1,815	15,623
	Shinwon Corp.	11,704	17,784
	Shinyoung Securities Co. Ltd.	243	11,126
*	Showbox Corp.	3,873	18,075
	Simmtech Co. Ltd.	1,641	63,244
	SIMMTECH HOLDINGS Co. Ltd.	3,328	14,224
	SIMPAC, Inc.	3,447	24,260
	Sindoh Co. Ltd.	394	10,269
	Sinil Pharm Co. Ltd.	1,135	8,975
*	SK Biopharmaceuticals Co. Ltd.	1,568	113,275
	SK Chemicals Co. Ltd.	1,028	102,533
	SK D&D Co. Ltd.	1,367	30,927
	SK Discovery Co. Ltd.	2,047	67,058
	SK Gas Ltd.	291	27,493
	SK Hynix, Inc.	43,444	3,806,915
*	SK Innovation Co. Ltd.	2,551	406,007
	SK Networks Co. Ltd.	25,375	96,867
*	SK Rent A Car Co. Ltd.	1,180	10,468
	SK Securities Co. Ltd.	75,436	51,339
	SK, Inc.	2,247	471,740
	SKC Co. Ltd.	892	104,255
	SL Corp.	3,465	72,835
	SM Entertainment Co. Ltd.	809	43,134
*	S-MAC Co. Ltd.	3,420	9,218
	SMCore, Inc.	1,819	9,569
	SNT Motiv Co. Ltd.	894	33,653
*	SNU Precision Co. Ltd.	3,552	10,094
	S-Oil Corp.	2,821	230,808
*	Solborn, Inc.	2,404	9,581
*	Solid, Inc.	2,601	13,541
	Solus Advanced Materials Co. Ltd.	375	21,069
	Songwon Industrial Co. Ltd.	3,245	68,933
	Soosan Heavy Industries Co. Ltd.	4,768	12,645
	Soulbrain Co. Ltd.	504	96,922
	Soulbrain Holdings Co. Ltd.	808	17,994
	SPC Samlip Co. Ltd.	215	15,302
	SPG Co. Ltd.	1,223	15,520
	Spigen Korea Co. Ltd.	410	14,462
	Ssangyong C&E Co. Ltd.	5,452	35,780
	ST Pharm Co. Ltd.	366	28,090
	STIC Investments, Inc.	4,326	35,324
*	Studio Dragon Corp.	426	27,976
*	Sugentech, Inc.	1,320	11,339

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Suheung Co. Ltd.	954	$29,366
	Sun Kwang Co. Ltd.	482	27,970
	Sung Kwang Bend Co. Ltd.	3,035	23,196
*	Sungchang Enterprise Holdings Ltd.	5,726	13,148
	Sungshin Cement Co. Ltd.	4,045	41,825
	Sungwoo Hitech Co. Ltd.	12,360	47,841
	Sunjin Co. Ltd.	2,257	23,719
*	Synopex, Inc.	9,067	20,716
	Systems Technology, Inc.	880	13,954
	T&L Co. Ltd.	615	19,106
	Tae Kyung Industrial Co. Ltd.	2,222	12,989
	Taekwang Industrial Co. Ltd.	49	39,408
	Taeyoung Engineering & Construction Co. Ltd.	3,732	29,217
*	Taihan Electric Wire Co. Ltd.	30,261	43,096
*	Taihan Fiberoptics Co. Ltd.	5,487	10,213
*	Taihan Textile Co. Ltd.	291	11,506
	TCC Steel	2,450	23,344
	TechWing, Inc.	1,437	24,677
	Telechips, Inc.	1,750	23,627
	TES Co. Ltd.	1,799	39,412
	Tesna, Inc.	909	33,920
*	Theragen Etex Co. Ltd.	3,017	12,272
*	Thinkware Systems Corp.	770	10,951
	TK Corp.	2,440	20,726
	TKG Huchems Co. Ltd.	3,359	59,020
	Tokai Carbon Korea Co. Ltd.	594	66,040
	Tongyang Life Insurance Co. Ltd.	9,057	48,210
	Tongyang, Inc.	20,943	25,911
*	Toptec Co. Ltd.	2,631	17,671
	Tovis Co. Ltd.	2,381	17,289
	Tplex Co. Ltd.	5,328	23,760
	TS Corp.	5,517	17,958
	TSE Co. Ltd.	504	31,533
*	TY Holdings Co. Ltd.	2,598	52,032
	TYM Corp.	11,461	21,633
	UBCare Co. Ltd.	1,821	10,093
	Ubiquoss Holdings, Inc.	774	10,762
	Ubiquoss, Inc.	1,157	21,573
*	Ubivelox, Inc.	872	10,868
	Uju Electronics Co. Ltd.	590	12,502
*	Unick Corp.	2,433	15,052
	Unid Co. Ltd.	453	45,216
	Union Semiconductor Equipment & Materials Co. Ltd.	2,829	24,197
	Uniquest Corp.	2,292	21,687
*	Unitekno Co. Ltd.	1,430	9,575
*	UniTest, Inc.	1,170	23,390
	UTI, Inc.	1,059	12,674
	Value Added Technology Co. Ltd.	1,197	38,015
*	Vidente Co. Ltd.	1,825	19,904
	Vieworks Co. Ltd.	919	28,953
*	Vina Tech Co. Ltd.	305	9,281
*	Vivien Corp.	6,219	12,828
*	VT GMP Co. Ltd.	1,560	8,589
	Webcash Corp.	621	11,948
*	Webzen, Inc.	2,181	37,970
	Welcron Co. Ltd.	2,905	9,088
	Wemade Co. Ltd.	1,178	69,895
	Whanin Pharmaceutical Co. Ltd.	1,569	22,579
	Wiable Corp.	4,391	9,868

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Winix, Inc.	843	$10,853
	Wins Co. Ltd.	1,231	16,510
	WiSoL Co. Ltd.	3,466	30,684
*	WONIK CUBE Corp.	6,298	16,497
*	Wonik Holdings Co. Ltd.	7,724	29,857
	WONIK IPS Co. Ltd.	2,515	78,750
	Wonik Materials Co. Ltd.	1,324	38,848
*	Wonik Pne Co. Ltd.	940	21,279
	Wonik QnC Corp.	1,484	35,125
	Woojin, Inc.	2,507	19,041
	Woongjin Thinkbig Co. Ltd.	4,225	9,830
*	Wooree Bio Co. Ltd.	6,049	20,326
	Woori Financial Group, Inc.	38,808	449,607
	Woori Investment Bank Co. Ltd.	56,594	38,628
	Woorison F&G Co. Ltd.	5,749	12,191
*	Woosu AMS Co. Ltd.	3,141	9,918
*	Woowon Development Co. Ltd.	2,680	12,398
	Worldex Industry & Trading Co. Ltd.	1,485	30,785
	Y G-1 Co. Ltd.	1,686	12,076
	YAS Co. Ltd.	886	9,270
*	Y-entec Co. Ltd.	2,199	22,462
*	Yeong Hwa Metal Co. Ltd.	8,106	11,293
	YG Entertainment, Inc.	766	34,022
*	YG PLUS.	3,007	16,389
*	YIK Corp.	4,133	16,645
	YMC Co. Ltd.	1,463	8,451
	Yonwoo Co. Ltd.	716	13,988
	Youlchon Chemical Co. Ltd.	1,117	19,887
	Young Poong Corp.	62	33,478
	Young Poong Precision Corp.	1,259	10,149
	Youngone Corp.	2,165	81,597
	Youngone Holdings Co. Ltd.	1,355	55,121
	Yuanta Securities Korea Co. Ltd.	19,822	55,794
	Yuhan Corp.	1,555	74,911
*	Yungjin Pharmaceutical Co. Ltd.	2,649	10,303
	Zeus Co. Ltd.	1,299	28,389
	Zinus, Inc.	1,334	67,986

TOTAL SOUTH KOREA			67,654,193

TAIWAN — (23.2%)
	ABC Taiwan Electronics Corp.	17,000	12,568
	Abico Avy Co. Ltd.	18,000	13,531
	Ability Enterprise Co. Ltd.	30,000	23,155
	AcBel Polytech, Inc.	51,000	49,115
	Accton Technology Corp.	21,000	163,797
	Acer, Inc.	359,000	333,064
	ACES Electronic Co. Ltd.	12,882	17,850
	Acter Group Corp. Ltd.	7,000	47,064
	Action Electronics Co. Ltd.	31,000	12,802
	ADATA Technology Co. Ltd.	32,000	75,307
	Addcn Technology Co. Ltd.	3,549	25,341
	Advanced Analog Technology, Inc.	4,000	8,302
	Advanced Ceramic X Corp.	4,000	32,836
	Advanced International Multitech Co. Ltd.	22,000	62,925
*	Advanced Optoelectronic Technology, Inc.	18,000	12,095
	Advanced Power Electronics Corp.	6,000	17,838
	Advancetek Enterprise Co. Ltd.	55,000	42,125
	Advantech Co. Ltd.	6,000	74,584
	Aerospace Industrial Development Corp.	59,000	65,930

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	AGV Products Corp.	45,000	$17,701
	Airtac International Group.	6,000	162,829
	Alchip Technologies Ltd.	3,000	87,886
	Alexander Marine Co. Ltd.	5,000	25,545
*	ALI Corp.	19,000	16,711
	All Ring Tech Co. Ltd.	6,000	23,002
	Allied Circuit Co. Ltd.	4,000	19,097
	Allis Electric Co. Ltd.	20,000	18,298
	Alltek Technology Corp.	31,000	39,593
	Alltop Technology Co. Ltd.	8,000	43,705
	Alpha Networks, Inc.	35,000	33,787
	Altek Corp.	35,000	43,279
	Amazing Microelectronic Corp.	14,000	61,392
*	Ambassador Hotel	39,000	41,527
*	AMICCOM Electronics Corp.	12,000	12,565
	Ampire Co. Ltd.	18,000	15,423
	AMPOC Far-East Co. Ltd.	8,000	10,998
	AmTRAN Technology Co. Ltd.	134,000	65,156
	Anpec Electronics Corp.	12,000	75,087
	AP Memory Technology Corp.	10,000	82,305
	Apacer Technology, Inc.	10,000	13,903
	APCB, Inc.	19,000	12,433
	Apex International Co. Ltd.	24,000	76,251
	Apogee Optocom Co. Ltd.	7,000	16,021
	Arcadyan Technology Corp.	22,000	93,865
	Ardentec Corp.	87,000	126,432
	Argosy Research, Inc.	9,000	28,188
	ASE Technology Holding Co. Ltd.	308,000	982,631
	Asia Cement Corp.	126,000	204,754
	Asia Optical Co., Inc.	38,000	89,921
*	Asia Pacific Telecom Co. Ltd.	351,000	89,810
	Asia Polymer Corp.	44,000	53,899
	Asia Tech Image, Inc.	9,000	17,377
	Asia Vital Components Co. Ltd.	48,000	165,976
	ASMedia Technology, Inc.	1,000	47,065
	ASPEED Technology, Inc.	1,000	87,833
	ASROCK, Inc.	8,000	44,121
	Asustek Computer, Inc.	55,000	661,557
	Aten International Co. Ltd.	12,000	32,819
	AU Optronics Corp.	1,043,000	595,750
	Audix Corp.	14,000	24,430
	AURAS Technology Co. Ltd.	12,000	66,667
	Aurora Corp.	9,000	27,522
	Aver Information, Inc.	9,000	16,517
	Axiomtek Co. Ltd.	9,000	17,962
	Bafang Yunji International Co. Ltd.	5,000	21,721
	Bank of Kaohsiung Co. Ltd.	65,000	31,053
	Basso Industry Corp.	17,000	24,078
	BenQ Materials Corp.	35,000	37,340
	BES Engineering Corp.	219,000	70,458
*	Billion Electric Co. Ltd.	19,000	11,695
	Bin Chuan Enterprise Co. Ltd.	17,000	14,904
	Bionet Corp.	11,000	15,056
	Bioteque Corp.	9,000	33,644
	Bizlink Holding, Inc.	13,000	130,092
	Bora Pharmaceuticals Co. Ltd.	4,000	20,722
	Bright Led Electronics Corp.	19,000	11,799
	Brighton-Best International Taiwan, Inc.	53,000	62,935
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	11,222

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Browave Corp.	12,000	$18,341
	C Sun Manufacturing Ltd.	20,000	29,786
*	Cameo Communications, Inc.	36,000	11,426
	Capital Futures Corp.	12,000	14,898
	Capital Securities Corp.	235,000	123,997
	Career Technology MFG. Co. Ltd.	49,000	34,349
	Carnival Industrial Corp.	28,000	11,260
	Castles Technology Co. Ltd.	14,000	16,906
	Caswell, Inc.	5,000	13,606
	Catcher Technology Co. Ltd.	34,000	166,372
	Cathay Financial Holding Co. Ltd.	171,000	359,538
	Cathay Real Estate Development Co. Ltd.	73,000	45,465
	Cayman Engley Industrial Co. Ltd.	7,000	16,335
	Celxpert Energy Corp.	11,000	13,656
	Center Laboratories, Inc.	45,000	95,964
	Central Reinsurance Co. Ltd.	18,000	18,248
	Century Iron & Steel Industrial Co. Ltd.	15,000	64,174
	Chailease Holding Co. Ltd.	47,000	373,500
*	Chain Chon Industrial Co. Ltd.	23,032	15,179
*	Champion Building Materials Co. Ltd.	38,000	14,988
	Champion Microelectronic Corp.	3,000	7,082
	Chang Hwa Commercial Bank Ltd.	315,000	196,930
	Chang Wah Electromaterials, Inc.	51,000	60,316
	Chang Wah Technology Co. Ltd.	8,000	24,174
	Channel Well Technology Co. Ltd.	33,000	39,684
	Charoen Pokphand Enterprise	24,000	65,883
	CHC Healthcare Group	16,000	24,642
	CHC Resources Corp.	7,000	11,212
	Chen Full International Co. Ltd.	11,000	15,301
	Chenbro Micom Co. Ltd.	5,000	11,305
	Cheng Loong Corp.	126,000	142,109
*	Cheng Mei Materials Technology Corp.	117,000	46,846
	Cheng Shin Rubber Industry Co. Ltd.	228,000	256,952
	Cheng Uei Precision Industry Co. Ltd.	64,000	73,428
	Chia Chang Co. Ltd.	24,000	36,603
	Chia Hsin Cement Corp.	41,000	27,481
	Chicony Electronics Co. Ltd.	32,000	89,012
	Chicony Power Technology Co. Ltd.	16,000	37,734
	Chief Telecom, Inc.	3,000	28,941
	Chieftek Precision Co. Ltd.	6,000	15,044
*	China Airlines Ltd.	258,000	236,951
	China Bills Finance Corp.	67,000	40,168
	China Chemical & Pharmaceutical Co. Ltd.	33,000	27,119
	China Development Financial Holding Corp.	577,000	347,955
	China Electric Manufacturing Corp.	29,000	17,654
	China General Plastics Corp.	76,000	85,023
	China Man-Made Fiber Corp.	216,000	62,447
	China Metal Products	22,000	24,491
	China Motor Corp.	43,000	85,268
*	China Petrochemical Development Corp.	565,490	223,846
	China Steel Chemical Corp.	25,000	96,284
	China Steel Corp.	452,000	547,539
	China Steel Structure Co. Ltd.	9,000	17,731
	Chinese Maritime Transport Ltd.	6,000	10,500
	Ching Feng Home Fashions Co. Ltd.	20,000	12,073
	Chin-Poon Industrial Co. Ltd.	62,000	62,467
	Chipbond Technology Corp.	111,000	249,588
	ChipMOS Technologies, Inc.	122,000	189,771
	Chlitina Holding Ltd.	11,000	68,964

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co. Ltd.	27,000	$66,966
	Chroma ATE, Inc.	13,000	72,267
	Chun Yuan Steel Industry Co. Ltd.	78,000	55,907
	Chung Hsin Electric & Machinery Manufacturing Corp.	66,000	120,886
	Chung Hung Steel Corp.	48,000	60,559
	Chung Hwa Food Industrial Co. Ltd.	3,000	11,584
*	Chung Hwa Pulp Corp.	27,000	17,326
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	14,317
	Chunghwa Precision Test Tech Co. Ltd.	3,000	47,420
	Chunghwa Telecom Co. Ltd., Sponsored ADR	8,889	389,516
	Cleanaway Co. Ltd.	10,000	67,679
	Clevo Co.	60,000	68,553
	CMC Magnetics Corp.	182,000	54,556
	Compal Electronics, Inc.	308,000	231,117
	Compeq Manufacturing Co. Ltd.	163,000	248,720
	Concord Securities Co. Ltd.	98,000	45,347
	Continental Holdings Corp.	71,000	64,013
	Contrel Technology Co. Ltd.	22,000	13,594
	Coretronic Corp.	56,000	106,726
	Co-Tech Development Corp.	35,000	67,988
*	CSBC Corp. Taiwan.	94,000	66,420
	CTBC Financial Holding Co. Ltd.	627,000	616,729
	CTCI Corp.	54,000	85,018
	Cub Elecparts, Inc.	4,000	18,506
	CviLux Corp.	10,000	13,227
	CX Technology Co. Ltd.	10,000	13,103
	Cyberlink Corp.	5,000	13,932
	CyberPower Systems, Inc.	8,000	17,844
	CyberTAN Technology, Inc.	65,000	48,629
	Cypress Technology Co. Ltd.	10,000	23,464
	DA CIN Construction Co. Ltd.	52,000	55,058
	Dadi Early-Childhood Education Group Ltd.	3,000	11,036
*	Da-Li Development Co. Ltd.	64,000	67,117
	Darfon Electronics Corp.	39,000	62,104
*	Darwin Precisions Corp.	47,000	16,697
	Daxin Materials Corp.	11,000	38,418
	De Licacy Industrial Co. Ltd.	54,000	27,802
	Delta Electronics, Inc.	58,000	484,160
	Depo Auto Parts Ind Co. Ltd.	26,000	50,501
	Dimerco Data System Corp.	5,000	12,287
	Dimerco Express Corp.	23,000	79,848
	D-Link Corp.	69,000	39,264
	Draytek Corp.	16,000	16,818
	Dynamic Electronics Co. Ltd.	55,000	39,207
	Dynapack International Technology Corp.	19,000	51,382
	E & R Engineering Corp.	7,000	17,551
	E Ink Holdings, Inc.	23,000	131,498
	E.Sun Financial Holding Co. Ltd.	310,000	354,058
	Eastern Media International Corp.	28,000	27,252
	Eclat Textile Co. Ltd.	7,000	114,860
	ECOVE Environment Corp.	5,000	41,590
	Edimax Technology Co. Ltd.	40,000	14,574
	Edison Opto Corp.	21,000	11,631
	Edom Technology Co. Ltd.	29,000	34,356
	eGalax_eMPIA Technology, Inc.	14,000	35,385
	Egis Technology, Inc.	13,000	48,226
	Elan Microelectronics Corp.	28,000	141,235
	E-LIFE MALL Corp.	10,000	29,207
	Elite Advanced Laser Corp.	20,000	29,197

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Elite Material Co. Ltd.	28,000	$207,048
	Elite Semiconductor Microelectronics Technology, Inc.	43,000	176,454
	Elitegroup Computer Systems Co. Ltd.	53,000	33,390
	eMemory Technology, Inc.	6,000	252,162
	Emerging Display Technologies Corp.	24,000	14,531
	Ennoconn Corp.	11,272	74,391
*	Ennostar, Inc.	91,000	178,243
*	Epileds Technologies, Inc.	19,000	12,583
	Episil-Precision, Inc.	10,000	30,526
	Eris Technology Corp.	3,000	31,669
	Eson Precision Ind Co. Ltd.	9,000	17,445
	Eternal Materials Co. Ltd.	130,000	166,640
	Eurocharm Holdings Co. Ltd.	4,000	20,422
*	Eva Airways Corp.	311,000	365,359
*	Everest Textile Co. Ltd.	45,000	13,157
	Evergreen International Storage & Transport Corp.	78,000	93,865
	Evergreen Marine Corp. Taiwan Ltd.	183,000	879,669
	Evergreen Steel Corp.	20,000	39,576
	Everlight Chemical Industrial Corp.	81,000	61,492
	Everlight Electronics Co. Ltd.	76,000	109,972
*	Everspring Industry Co. Ltd.	21,000	14,630
	Excel Cell Electronic Co. Ltd.	19,000	14,607
	Excelliance Mos Corp.	3,000	16,820
	Excelsior Medical Co. Ltd.	13,000	30,479
	Far Eastern Department Stores Ltd.	142,000	99,890
	Far Eastern International Bank	280,000	113,239
	Far Eastern New Century Corp.	164,000	166,249
	Far EasTone Telecommunications Co. Ltd.	92,000	258,497
	Faraday Technology Corp.	9,000	76,809
	Farglory F T Z Investment Holding Co. Ltd.	9,000	15,509
	Farglory Land Development Co. Ltd.	41,000	93,195
	Federal Corp.	48,000	36,675
	Feedback Technology Corp.	7,000	17,839
	Feng Hsin Steel Co. Ltd.	60,000	168,937
	Feng TAY Enterprise Co. Ltd.	18,000	115,886
	First Copper Technology Co. Ltd.	14,000	17,507
	First Financial Holding Co. Ltd.	350,000	328,693
	First Hi-Tec Enterprise Co. Ltd.	7,000	11,688
	First Insurance Co. Ltd.	24,000	13,129
*	First Steamship Co. Ltd.	144,000	53,122
	FIT Holding Co. Ltd.	41,000	47,555
	Fittech Co. Ltd.	9,000	47,861
	FLEXium Interconnect, Inc.	65,000	201,663
	Flytech Technology Co. Ltd.	23,000	56,640
	FOCI Fiber Optic Communications, Inc.	14,000	12,368
	Forcecon Tech Co. Ltd.	7,000	17,018
	Formosa Advanced Technologies Co. Ltd.	40,000	52,485
	Formosa Chemicals & Fibre Corp.	122,000	328,566
	Formosa International Hotels Corp.	10,000	58,325
*	Formosa Laboratories, Inc.	12,000	25,669
	Formosa Oilseed Processing Co. Ltd.	10,000	19,715
	Formosa Petrochemical Corp.	10,000	30,843
	Formosa Plastics Corp.	134,000	476,376
	Formosa Sumco Technology Corp.	4,000	25,894
	Formosa Taffeta Co. Ltd.	88,000	80,734
	Formosan Rubber Group, Inc.	36,000	27,072
	Formosan Union Chemical	40,000	34,897
*	Forward Electronics Co. Ltd.	23,143	13,938
	Founding Construction & Development Co. Ltd.	16,000	10,233

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Foxconn Technology Co. Ltd.	47,000	$93,131
	Foxsemicon Integrated Technology, Inc.	13,000	93,319
*	Franbo Lines Corp.	20,000	17,703
	Froch Enterprise Co. Ltd.	17,000	18,685
	FSP Technology, Inc.	21,000	29,018
	Fu Chun Shin Machinery Manufacture Co. Ltd.	26,000	15,261
	Fubon Financial Holding Co. Ltd.	466,000	1,170,087
	Fulgent Sun International Holding Co. Ltd.	22,000	114,309
*	Fulltech Fiber Glass Corp.	63,000	28,098
	Fusheng Precision Co. Ltd.	14,000	103,026
	Fwusow Industry Co. Ltd.	21,000	18,730
	G Shank Enterprise Co. Ltd.	21,000	32,754
	Gallant Precision Machining Co. Ltd.	13,000	12,724
	Gamania Digital Entertainment Co. Ltd.	23,000	49,499
*	GCS Holdings, Inc.	9,000	12,146
	GEM Services, Inc.	7,000	18,560
	Gemtek Technology Corp.	58,000	59,262
	General Interface Solution Holding Ltd.	38,000	116,874
	Generalplus Technology, Inc.	7,000	16,014
	GeneReach Biotechnology Corp.	6,000	34,449
	Genius Electronic Optical Co. Ltd.	12,000	151,062
	GeoVision, Inc.	14,000	14,150
	Getac Holdings Corp.	64,000	99,485
	GFC Ltd.	7,000	16,340
	Giant Manufacturing Co. Ltd.	37,000	309,338
*	Giantplus Technology Co. Ltd.	35,000	12,340
	Gigabyte Technology Co. Ltd.	43,000	154,270
	Gigasolar Materials Corp.	3,000	14,735
	Global Brands Manufacture Ltd.	32,000	34,993
	Global Lighting Technologies, Inc.	12,000	23,841
	Global Mixed Mode Technology, Inc.	12,000	80,094
	Global PMX Co. Ltd.	7,000	29,296
	Global Unichip Corp.	3,000	41,082
	Globalwafers Co. Ltd.	20,000	348,552
	Globe Union Industrial Corp.	23,000	9,573
	Gloria Material Technology Corp.	65,000	62,827
*	Glotech Industrial Corp.	18,000	9,258
*	GMI Technology, Inc.	18,000	14,370
	Gold Circuit Electronics Ltd.	62,000	170,868
	Goldsun Building Materials Co. Ltd.	149,000	146,333
	Good Will Instrument Co. Ltd.	15,000	14,635
	Gourmet Master Co. Ltd.	26,000	80,895
	Grand Fortune Securities Co. Ltd.	27,000	17,133
	Grand Pacific Petrochemical	134,000	116,982
	Grand Process Technology Corp.	5,000	49,095
	Grape King Bio Ltd.	20,000	97,200
	Great China Metal Industry.	13,000	11,538
	Great Taipei Gas Co. Ltd.	36,000	40,517
	Great Tree Pharmacy Co. Ltd.	4,000	36,420
	Great Wall Enterprise Co. Ltd.	85,000	151,535
	Greatek Electronics, Inc.	47,000	109,320
	Group Up Industrial Co. Ltd.	5,000	13,474
	GTM Holdings Corp.	11,000	10,006
	Hannstar Board Corp.	39,000	50,419
	HannsTouch Solution, Inc.	104,000	40,714
	Harmony Electronics Corp.	9,000	12,980
	Harvatek Corp.	22,000	15,494
	Heran Co. Ltd.	4,000	15,547
	Hey Song Corp.	32,000	38,698

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hi-Clearance, Inc.	3,000	$15,249
	Highlight Tech Corp.	12,000	21,360
	Highwealth Construction Corp.	104,000	164,820
	Hiroca Holdings Ltd.	9,000	15,488
	Hitron Technology, Inc.	19,000	13,049
	Hiwin Technologies Corp.	16,000	118,483
	Ho Tung Chemical Corp.	157,000	53,567
	Hocheng Corp.	28,000	13,109
	Hold-Key Electric Wire & Cable Co. Ltd.	28,000	12,723
	Holiday Entertainment Co. Ltd.	7,000	13,152
	Holtek Semiconductor, Inc.	12,000	37,262
	Holy Stone Enterprise Co. Ltd.	16,000	61,411
	Hon Hai Precision Industry Co. Ltd.	434,000	1,486,918
	Hong Pu Real Estate Development Co. Ltd.	22,000	15,472
	Hong TAI Electric Industrial.	26,000	26,553
	Hong YI Fiber Industry Co.	13,000	10,307
	Horizon Securities Co. Ltd.	54,000	29,130
	Hotai Finance Co. Ltd.	9,000	33,840
	Hotai Motor Co. Ltd.	9,000	175,509
	Hsin Kuang Steel Co. Ltd.	40,000	86,095
	Hsin Yung Chien Co. Ltd.	6,000	24,350
	Hsing TA Cement Co.	21,000	14,452
*	HTC Corp.	103,000	161,811
	Hu Lane Associate, Inc.	11,000	38,080
	HUA ENG Wire & Cable Co. Ltd.	57,000	41,366
*	Hua Jung Components Co. Ltd.	30,000	11,242
	Hua Nan Financial Holdings Co. Ltd.	303,000	242,325
	Hua Yu Lien Development Co. Ltd.	7,000	15,567
	Huaku Development Co. Ltd.	37,000	115,559
	Huang Hsiang Construction Corp.	3,000	5,613
	Huikwang Corp.	14,000	25,946
	Hung Ching Development & Construction Co. Ltd.	21,000	20,193
	Hung Sheng Construction Ltd.	60,000	51,323
	Hwa Fong Rubber Industrial Co. Ltd.	18,000	9,019
	Hycon Technology Corp.	4,000	13,436
	Ibase Technology, Inc.	21,000	35,458
	IBF Financial Holdings Co. Ltd.	329,000	178,418
	Ichia Technologies, Inc.	28,000	14,690
*	Ideal Bike Corp.	35,000	13,978
	IEI Integration Corp.	17,000	25,515
	Infortrend Technology, Inc.	28,000	14,140
	Info-Tek Corp.	10,000	20,696
	Innodisk Corp.	10,000	68,388
	Innolux Corp.	799,000	363,836
	Inpaq Technology Co. Ltd.	11,000	19,266
	Insyde Software Corp.	5,000	15,512
*	Integrated Service Technology, Inc.	10,000	16,667
	International CSRC Investment Holdings Co.	120,000	94,129
	International Games System Co. Ltd.	8,000	196,417
	Inventec Corp.	138,000	117,892
	Iron Force Industrial Co. Ltd.	7,000	15,734
	I-Sheng Electric Wire & Cable Co. Ltd.	19,000	27,545
	ITE Technology, Inc.	27,000	86,964
	ITEQ Corp.	39,000	136,757
	Jarllytec Co. Ltd.	9,000	19,489
	Jentech Precision Industrial Co. Ltd.	2,000	25,259
	Jess-Link Products Co. Ltd.	8,000	10,517
	Jia Wei Lifestyle, Inc.	8,000	19,330
	JMC Electronics Co. Ltd.	8,000	12,138

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Johnson Health Tech Co. Ltd.	11,000	$21,459
	Jourdeness Group Ltd.	6,000	13,764
	K Laser Technology, Inc.	20,000	13,996
	Kaori Heat Treatment Co. Ltd.	8,000	14,349
	Kedge Construction Co. Ltd.	11,000	20,294
	KEE TAI Properties Co. Ltd.	44,000	18,234
	Kenda Rubber Industrial Co. Ltd.	91,000	96,715
	Kenmec Mechanical Engineering Co. Ltd.	21,000	16,392
	Kerry TJ Logistics Co. Ltd.	41,000	61,891
	Key Ware Electronics Co. Ltd.	30,000	10,212
	Keystone Microtech Corp.	3,000	22,426
	KHGEARS International Ltd.	5,000	14,670
	Kindom Development Co. Ltd.	57,000	66,733
	King Slide Works Co. Ltd.	8,000	106,775
	King Yuan Electronics Co. Ltd.	224,000	303,325
	King’s Town Bank Co. Ltd.	123,000	162,356
	Kinik Co.	15,000	64,498
*	Kinko Optical Co. Ltd.	17,000	16,359
	Kinpo Electronics	194,000	91,813
	Kinsus Interconnect Technology Corp.	17,000	95,833
	KMC Kuei Meng International, Inc.	6,000	33,147
	Ko Ja Cayman Co. Ltd.	6,000	10,774
	KS Terminals, Inc.	20,000	48,314
	Kung Long Batteries Industrial Co. Ltd.	10,000	46,558
	Kung Sing Engineering Corp.	50,000	13,598
	Kuo Toong International Co. Ltd.	22,000	15,901
	Kuo Yang Construction Co. Ltd.	21,000	14,267
	Kwong Lung Enterprise Co. Ltd.	8,000	11,706
	L&K Engineering Co. Ltd.	19,000	18,610
*	LAN FA Textile	32,000	10,780
	Land Mark Optoelectronics Corp.	10,000	47,314
	Lanner Electronics, Inc.	13,000	25,846
	Largan Precision Co. Ltd.	8,000	453,980
	Laser Tek Taiwan Co. Ltd.	14,000	14,608
	Leader Electronics, Inc.	25,000	9,370
	Leadtrend Technology Corp.	4,000	13,519
*	Lealea Enterprise Co. Ltd.	137,000	49,408
	LEE CHI Enterprises Co. Ltd.	23,000	16,467
	Lelon Electronics Corp.	18,000	35,525
	Leo Systems, Inc.	17,000	14,948
*	Li Peng Enterprise Co. Ltd.	49,000	13,471
	Lian HWA Food Corp.	11,000	33,631
	Lien Hwa Industrial Holdings Corp.	37,000	70,086
*	Lingsen Precision Industries Ltd.	82,000	57,628
	Lite-On Technology Corp.	182,000	398,763
	Liton Technology Corp.	8,000	9,309
*	Long Bon International Co. Ltd.	23,000	13,581
	Long Da Construction & Development Corp.	26,000	20,189
	Longchen Paper & Packaging Co. Ltd.	111,000	74,852
	Longwell Co.	16,000	27,715
	Lotes Co. Ltd.	3,000	73,368
	Lotus Pharmaceutical Co. Ltd.	15,000	58,310
	Lumax International Corp. Ltd.	15,000	36,496
	Lung Yen Life Service Corp.	26,000	42,212
	Macauto Industrial Co. Ltd.	8,000	19,156
	Machvision, Inc.	7,000	43,137
	Macroblock, Inc.	4,000	20,268
	Macronix International Co. Ltd.	229,000	291,378
	MacroWell OMG Digital Entertainment Co. Ltd.	5,000	23,451

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Makalot Industrial Co. Ltd.	30,000	$184,547
	Marketech International Corp.	7,000	29,747
	Materials Analysis Technology, Inc.	11,000	46,083
	Mayer Steel Pipe Corp.	14,000	15,244
	Mechema Chemicals International Corp.	4,000	17,028
	MediaTek, Inc.	38,000	1,047,583
*	Medigen Vaccine Biologics Corp.	8,000	67,532
	Mega Financial Holding Co. Ltd.	290,000	407,684
	Meiloon Industrial Co.	21,000	17,505
	Mercuries & Associates Holding Ltd.	67,000	46,268
*	Mercuries Life Insurance Co. Ltd.	205,453	53,832
	Merida Industry Co. Ltd.	14,000	113,849
	Merry Electronics Co. Ltd.	31,000	85,656
	Micro-Star International Co. Ltd.	84,000	339,199
	Mildef Crete, Inc.	7,000	12,011
*	MIN AIK Technology Co. Ltd.	17,000	11,531
	Mirle Automation Corp.	23,000	31,052
	Mitac Holdings Corp.	127,000	118,646
	momo.com, Inc.	3,000	79,191
	MOSA Industrial Corp.	12,000	12,471
	MPI Corp.	18,000	54,094
	Nak Sealing Technologies Corp.	11,000	32,539
	Namchow Holdings Co. Ltd.	30,000	48,436
	Nan Liu Enterprise Co. Ltd.	4,000	12,810
	Nan Pao Resins Chemical Co. Ltd.	11,000	45,391
	Nan Ren Lake Leisure Amusement Co. Ltd.	29,000	12,993
	Nan Ya Plastics Corp.	248,000	724,552
	Nan Ya Printed Circuit Board Corp.	7,000	92,977
	Nanya Technology Corp.	151,000	330,422
	National Petroleum Co. Ltd.	13,000	21,528
	Netronix, Inc.	9,000	14,449
	New Best Wire Industrial Co. Ltd.	8,000	9,462
*	Newmax Technology Co. Ltd.	11,000	11,206
	Nexcom International Co. Ltd.	5,000	3,889
	Nichidenbo Corp.	28,000	49,737
	Nien Hsing Textile Co. Ltd.	18,000	12,805
	Nien Made Enterprise Co. Ltd.	19,000	200,115
	Niko Semiconductor Co. Ltd.	6,000	10,916
	Nishoku Technology, Inc.	5,000	14,626
	Nova Technology Corp.	3,000	16,797
	Novatek Microelectronics Corp.	55,000	727,571
	Nuvoton Technology Corp.	7,000	33,574
	Nyquest Technology Co. Ltd.	4,000	15,322
	O-Bank Co. Ltd.	217,000	69,644
	Ocean Plastics Co. Ltd.	31,000	35,552
*	Oneness Biotech Co. Ltd.	7,000	45,871
*	Optimax Technology Corp.	21,946	14,468
	OptoTech Corp.	46,000	63,413
*	Orient Semiconductor Electronics Ltd.	60,000	38,444
*	Oriental Union Chemical Corp.	95,000	65,178
	O-TA Precision Industry Co. Ltd.	15,000	71,927
	Pacific Hospital Supply Co. Ltd.	7,000	16,871
	Paiho Shih Holdings Corp.	14,000	16,629
	Pan German Universal Motors Ltd.	3,000	20,646
	Pan Jit International, Inc.	30,000	75,321
	Pan-International Industrial Corp.	63,000	70,022
	Parade Technologies Ltd.	3,000	142,670
	Parpro Corp.	14,000	12,320
	PChome Online, Inc.	21,000	55,371

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	PCL Technologies, Inc.	5,000	$13,285
	P-Duke Technology Co. Ltd.	4,000	9,610
	Pegatron Corp.	146,000	345,893
	Pegavision Corp.	2,000	27,283
	Phison Electronics Corp.	9,000	116,003
	Phoenix Silicon International Corp.	24,000	44,320
*	Phytohealth Corp.	20,000	13,723
	Pixart Imaging, Inc.	21,000	81,641
	Planet Technology Corp.	8,000	20,372
	Polytronics Technology Corp.	14,000	39,929
	Pou Chen Corp.	171,000	178,326
	Power Wind Health Industry, Inc.	5,000	20,095
	Powerchip Semiconductor Manufacturing Corp.	155,000	278,599
	Powertech Technology, Inc.	100,000	314,207
	Poya International Co. Ltd.	5,000	53,165
	President Chain Store Corp.	33,000	305,337
	President Securities Corp.	125,000	87,728
	Primax Electronics Ltd.	73,000	136,580
	Prince Housing & Development Corp.	99,000	41,695
	Pro Hawk Corp.	2,000	11,758
	Promate Electronic Co. Ltd.	28,000	41,150
	Prosperity Dielectrics Co. Ltd.	23,000	39,032
	Qisda Corp.	89,000	94,563
	Qualipoly Chemical Corp.	7,000	9,567
	Quang Viet Enterprise Co. Ltd.	5,000	18,340
	Quanta Computer, Inc.	106,000	298,550
	Quanta Storage, Inc.	36,000	48,000
	Quintain Steel Co. Ltd.	33,000	18,557
	Radiant Opto-Electronics Corp.	75,000	258,591
	Radium Life Tech Co. Ltd.	113,000	38,270
*	RDC Semiconductor Co. Ltd.	6,000	63,076
	Realtek Semiconductor Corp.	58,000	787,032
	Rechi Precision Co. Ltd.	38,000	22,123
	Rexon Industrial Corp. Ltd.	30,000	40,008
	Rich Development Co. Ltd.	74,000	22,837
*	Ritek Corp.	112,000	33,753
*	Roo Hsing Co. Ltd.	63,000	10,859
*	Rotam Global Agrosciences Ltd.	20,000	17,710
	Ruentex Development Co. Ltd.	58,000	151,802
	Ruentex Engineering & Construction Co.	11,000	45,930
	Ruentex Industries Ltd.	22,000	84,719
	Run Long Construction Co. Ltd.	23,000	47,233
	Sampo Corp.	44,000	46,085
	San Fang Chemical Industry Co. Ltd.	19,000	12,993
	San Shing Fastech Corp.	16,000	30,041
	Sanyang Motor Co. Ltd.	105,000	98,919
	Savior Lifetec Corp.	24,000	15,502
	SCI Pharmtech, Inc.	6,000	17,248
	ScinoPharm Taiwan Ltd.	36,000	29,821
	SDI Corp.	19,000	82,824
	Sea Sonic Electronics Co. Ltd.	6,000	10,938
	Senao International Co. Ltd.	18,000	20,631
	Senao Networks, Inc.	5,000	32,917
	Sensortek Technology Corp.	3,000	33,750
	Sercomm Corp.	37,000	102,991
	Sesoda Corp.	31,000	60,890
	Shanghai Commercial & Savings Bank Ltd.	137,000	226,003
	Shan-Loong Transportation Co. Ltd.	9,000	11,811
	Sheng Yu Steel Co. Ltd.	13,000	14,721

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ShenMao Technology, Inc.	16,000	$34,505
	Shih Her Technologies, Inc.	7,000	14,839
*	Shih Wei Navigation Co. Ltd.	53,153	78,545
	Shihlin Electric & Engineering Corp.	44,000	78,416
*	Shihlin Paper Corp.	6,000	11,289
	Shin Foong Specialty & Applied Materials Co. Ltd.	2,000	7,069
	Shin Kong Financial Holding Co. Ltd.	631,000	208,648
	Shin Ruenn Development Co. Ltd.	17,260	15,290
	Shin Zu Shing Co. Ltd.	19,000	53,691
*	Shining Building Business Co. Ltd.	50,000	16,920
	Shinkong Insurance Co. Ltd.	33,000	60,430
	Shinkong Synthetic Fibers Corp.	167,000	110,995
	Shinkong Textile Co. Ltd.	16,000	22,657
	Shiny Chemical Industrial Co. Ltd.	6,000	41,595
	ShunSin Technology Holding Ltd.	4,000	9,830
*	Shuttle, Inc.	38,000	15,500
	Sigurd Microelectronics Corp.	80,000	151,610
	Silergy Corp.	1,000	89,032
	Silicon Integrated Systems Corp.	46,000	34,332
	Silicon Optronics, Inc.	6,000	23,741
	Simplo Technology Co. Ltd.	30,000	294,806
	Sinbon Electronics Co. Ltd.	9,000	79,052
	Sincere Navigation Corp.	59,000	59,249
	Singatron Enterprise Co. Ltd.	16,000	12,299
	Sinher Technology, Inc.	9,000	11,347
	Sinmag Equipment Corp.	5,000	17,399
	Sino-American Silicon Products, Inc.	62,000	308,593
	Sinon Corp.	70,000	73,851
	SinoPac Financial Holdings Co. Ltd.	336,000	206,916
	Sinopower Semiconductor, Inc.	4,000	17,243
	Sinphar Pharmaceutical Co. Ltd.	10,000	10,096
	Sinyi Realty, Inc.	42,000	50,037
	Siward Crystal Technology Co. Ltd.	34,000	40,061
	Soft-World International Corp.	10,000	28,516
	Solar Applied Materials Technology Corp.	59,000	96,951
	Solomon Technology Corp.	21,000	16,823
	Solteam, Inc.	7,000	14,882
	Sonix Technology Co. Ltd.	27,000	68,548
	Southeast Cement Co. Ltd.	21,000	13,994
	Spirox Corp.	11,000	10,301
	Sporton International, Inc.	12,000	73,765
	St Shine Optical Co. Ltd.	7,000	63,047
	Standard Chemical & Pharmaceutical Co. Ltd.	10,000	14,951
	Standard Foods Corp.	56,000	95,472
	Stark Technology, Inc.	15,000	45,905
*	Sun Yad Construction Co. Ltd.	24,000	14,519
	Sunjuice Holdings Co. Ltd.	1,000	9,387
	SunMax Biotechnology Co. Ltd.	3,000	12,112
	Sunny Friend Environmental Technology Co. Ltd.	6,000	45,742
	Sunonwealth Electric Machine Industry Co. Ltd.	28,000	36,053
	Sunplus Innovation Technology, Inc.	4,000	15,484
	Sunplus Technology Co. Ltd.	22,000	24,201
	Sunrex Technology Corp.	14,000	17,788
	Sunspring Metal Corp.	17,000	15,285
	Superior Plating Technology Co. Ltd.	7,000	13,889
	Supreme Electronics Co. Ltd.	62,000	96,077
	Swancor Holding Co. Ltd.	8,000	35,743
	Symtek Automation Asia Co. Ltd.	6,000	21,309
	Syncmold Enterprise Corp.	14,000	33,280

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Synmosa Biopharma Corp.	35,000	$32,496
	Synnex Technology International Corp.	58,000	150,956
	Sysage Technology Co. Ltd.	8,000	10,319
	Systex Corp.	21,000	57,411
	TA Chen Stainless Pipe.	176,000	260,305
	Ta Liang Technology Co. Ltd.	5,000	9,636
	Ta Ya Electric Wire & Cable	46,000	43,852
	Tah Hsin Industrial Corp.	5,720	15,289
	TA-I Technology Co. Ltd.	21,000	38,288
*	Tai Tung Communication Co. Ltd.	12,000	6,343
	Taichung Commercial Bank Co. Ltd.	159,000	80,093
	TaiDoc Technology Corp.	9,000	88,341
	Taiflex Scientific Co. Ltd.	28,000	41,422
	Taimide Tech, Inc.	15,000	27,684
	Tainan Spinning Co. Ltd.	141,000	97,181
	Taishin Financial Holding Co. Ltd.	348,000	227,631
	TaiSol Electronics Co. Ltd.	13,000	18,887
	Taisun Enterprise Co. Ltd.	17,000	18,113
	TAI-TECH Advanced Electronics Co. Ltd.	6,000	20,789
	Taiwan Business Bank	331,000	141,911
	Taiwan Cement Corp.	178,000	276,322
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	17,683
	Taiwan Cogeneration Corp.	64,000	82,870
	Taiwan Cooperative Financial Holding Co. Ltd.	336,000	323,106
	Taiwan FamilyMart Co. Ltd.	5,000	33,779
	Taiwan Fertilizer Co. Ltd.	40,000	100,684
	Taiwan Fire & Marine Insurance Co. Ltd.	25,000	17,059
	Taiwan FU Hsing Industrial Co. Ltd.	34,000	47,850
	Taiwan Glass Industry Corp.	91,000	68,399
	Taiwan High Speed Rail Corp.	94,000	89,055
	Taiwan Hon Chuan Enterprise Co. Ltd.	52,000	132,453
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	26,000	41,488
*	Taiwan IC Packaging Corp.	23,000	12,329
	Taiwan Line Tek Electronic	14,000	12,934
	Taiwan Mobile Co. Ltd.	74,000	271,868
	Taiwan Navigation Co. Ltd.	37,000	46,506
	Taiwan Paiho Ltd.	44,000	99,307
	Taiwan PCB Techvest Co. Ltd.	46,000	75,702
	Taiwan Pelican Express Co. Ltd.	7,000	18,390
	Taiwan Sakura Corp.	34,000	71,553
	Taiwan Sanyo Electric Co. Ltd.	19,000	23,794
	Taiwan Secom Co. Ltd.	38,000	140,460
	Taiwan Semiconductor Co. Ltd.	38,000	97,404
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,006,000	18,191,140
	Taiwan Shin Kong Security Co. Ltd.	24,000	32,530
	Taiwan Styrene Monomer.	97,000	53,138
	Taiwan Surface Mounting Technology Corp.	42,000	147,323
	Taiwan Taxi Co. Ltd.	6,000	16,121
*	Taiwan TEA Corp.	98,000	63,032
	Taiwan Union Technology Corp.	43,000	111,034
	Taiyen Biotech Co. Ltd.	14,000	16,283
*	Tang Eng Iron Works Co. Ltd.	20,000	23,516
*	Tatung Co. Ltd.	72,000	80,956
	TBI Motion Technology Co. Ltd.	7,000	10,040
	TCI Co. Ltd.	15,000	85,952
	Teco Electric & Machinery Co. Ltd.	97,000	101,870
	Tehmag Foods Corp.	5,000	46,563
	Test Research, Inc.	24,000	55,745
	Test Rite International Co. Ltd.	31,000	22,888

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tex-Ray Industrial Co. Ltd.	32,000	$14,768
	Thermaltake Technology Co. Ltd.	12,000	12,197
	Thinking Electronic Industrial Co. Ltd.	15,000	62,974
	Thye Ming Industrial Co. Ltd.	24,000	37,449
	Tian Zheng International Precision Machinery Co. Ltd.	5,000	10,858
	Ton Yi Industrial Corp.	149,000	79,469
	Tong Hsing Electronic Industries Ltd.	23,000	178,529
	Tong Ming Enterprise Co. Ltd.	9,000	15,810
	Tong Yang Industry Co. Ltd.	44,000	49,321
*	Tong-Tai Machine & Tool Co. Ltd.	19,000	9,561
	Top Bright Holding Co. Ltd.	4,000	15,480
	Topco Scientific Co. Ltd.	26,000	146,384
	Topco Technologies Corp.	5,000	14,707
	Topkey Corp.	12,000	50,417
	Topoint Technology Co. Ltd.	14,000	15,691
	TPK Holding Co. Ltd.	34,000	39,195
	Transcend Information, Inc.	34,000	81,539
	Transcom, Inc.	5,000	20,912
	Trigold Holdings Ltd.	12,000	12,010
	Tripod Technology Corp.	50,000	208,479
*	TrueLight Corp.	12,000	8,802
	Tsann Kuen Enterprise Co. Ltd.	12,000	15,150
	TSC Auto ID Technology Co. Ltd.	3,000	19,306
	TSRC Corp.	99,000	107,069
	Ttet Union Corp.	7,000	36,768
	TTFB Co. Ltd.	3,000	21,951
	TTY Biopharm Co. Ltd.	32,000	80,830
	Tung Ho Steel Enterprise Corp.	88,000	186,709
	Tung Thih Electronic Co. Ltd.	6,000	30,422
	Turvo International Co. Ltd.	11,000	38,368
	TXC Corp.	38,000	115,625
	TYC Brother Industrial Co. Ltd.	38,000	24,991
*	Tycoons Group Enterprise	77,000	28,039
	Tyntek Corp.	44,000	31,984
	UDE Corp.	11,000	15,129
	U-Ming Marine Transport Corp.	67,000	143,980
	Unic Technology Corp.	21,000	13,878
	Unimicron Technology Corp.	65,000	455,918
*	Union Bank Of Taiwan	280,000	152,459
	Uni-President Enterprises Corp.	184,000	425,706
	Unitech Computer Co. Ltd.	13,000	15,420
*	Unitech Printed Circuit Board Corp.	44,000	24,623
	United Integrated Services Co. Ltd.	23,000	139,098
#	United Microelectronics Corp., Sponsored ADR	78,700	626,452
	United Microelectronics Corp.	418,000	664,030
	Univacco Technology, Inc.	17,000	15,449
	Universal Cement Corp.	74,000	50,783
	Universal Vision Biotechnology Co. Ltd.	6,000	50,303
	Universal, Inc.	12,000	15,772
	Unizyx Holding Corp.	63,000	59,880
	UPC Technology Corp.	86,000	47,704
*	UPI Semiconductor Corp.	7,000	108,303
	Userjoy Technology Co. Ltd.	6,000	15,924
	USI Corp.	151,000	146,950
	U-Tech Media Corp.	25,000	15,511
	Utechzone Co. Ltd.	7,000	19,538
	UVAT Technology Co. Ltd.	9,000	20,164
	Vanguard International Semiconductor Corp.	114,000	401,113
	Ventec International Group Co. Ltd.	8,000	24,866

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	VIA Labs, Inc.	1,000	$9,900
	Viking Tech Corp.	11,000	25,284
	Visual Photonics Epitaxy Co. Ltd.	26,000	74,612
	Voltronic Power Technology Corp.	4,000	175,003
	Wafer Works Corp.	62,000	111,633
	Waffer Technology Corp.	24,000	29,118
	Wah Lee Industrial Corp.	26,000	90,986
	Walsin Lihwa Corp.	135,000	201,172
	Walsin Technology Corp.	43,000	175,739
	Walton Advanced Engineering, Inc.	32,000	15,754
	Wan Hai Lines Ltd.	45,000	218,125
*	WEI Chih Steel Industrial Co. Ltd.	14,000	17,255
	Wei Chuan Foods Corp.	73,000	55,383
	Weikeng Industrial Co. Ltd.	31,000	31,495
	Well Shin Technology Co. Ltd.	13,000	18,879
	Wholetech System Hitech Ltd.	11,000	17,172
	Win Semiconductors Corp.	26,000	169,229
	Winbond Electronics Corp.	361,000	325,919
	Winmate, Inc.	6,000	15,460
	Winstek Semiconductor Co. Ltd.	14,000	19,794
	WinWay Technology Co. Ltd.	3,000	34,483
	Wisdom Marine Lines Co. Ltd.	24,000	73,850
	Wistron Corp.	330,000	317,924
	Wistron Information Technology & Services Corp.	6,000	17,561
	Wistron NeWeb Corp.	44,000	113,130
	Wiwynn Corp.	5,000	170,978
	Wonderful Hi-Tech Co. Ltd.	14,000	16,181
	Wowprime Corp.	13,000	48,717
	WPG Holdings Ltd.	90,000	165,108
	WT Microelectronics Co. Ltd.	54,000	130,143
	WUS Printed Circuit Co. Ltd.	21,000	20,318
	XinTec, Inc.	22,000	100,685
	Xxentria Technology Materials Corp.	10,000	22,277
	Yageo Corp.	37,000	499,409
*	Yang Ming Marine Transport Corp.	122,000	508,974
	Yankey Engineering Co. Ltd.	3,000	18,382
	YC INOX Co. Ltd.	58,000	62,134
	Yea Shin International Development Co. Ltd.	13,000	10,306
	Yem Chio Co. Ltd.	70,000	36,234
	Yen Sun Technology Corp.	14,000	15,841
	Yeong Guan Energy Technology Group Co. Ltd.	10,000	23,518
	YFY, Inc.	171,000	180,122
	Yi Jinn Industrial Co. Ltd.	31,000	18,999
*	Yieh Phui Enterprise Co. Ltd.	121,000	85,933
	YONGGU Group, Inc.	5,000	9,662
	Yonyu Plastics Co. Ltd.	12,000	14,233
	Young Fast Optoelectronics Co. Ltd.	15,000	15,231
	Youngtek Electronics Corp.	21,000	51,700
	Yuanta Financial Holding Co. Ltd.	346,000	304,547
	Yuanta Futures Co. Ltd.	7,000	11,722
	Yuen Chang Stainless Steel Co. Ltd.	18,000	18,498
	Yuen Foong Yu Consumer Products Co. Ltd.	27,000	42,180
	Yulon Finance Corp.	21,000	163,356
	Yulon Motor Co. Ltd.	95,000	126,449
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,760
	Yungshin Construction & Development Co. Ltd.	23,000	55,023
	YungShin Global Holding Corp.	26,000	37,807
	Zeng Hsing Industrial Co. Ltd.	12,000	56,263
	Zenitron Corp.	35,000	44,846

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zero One Technology Co. Ltd.	19,580	$27,499
	Zhen Ding Technology Holding Ltd.	78,000	276,181
	Zhen Yu Hardware Co. Ltd.	4,000	17,980
	Zhong Yang Technology Co. Ltd.	10,000	13,542
	Zig Sheng Industrial Co. Ltd.	75,000	35,101
	ZillTek Technology Corp.	3,000	35,637
*	Zinwell Corp.	57,000	33,158
	Zippy Technology Corp.	11,000	15,773
	ZongTai Real Estate Development Co. Ltd.	37,000	42,121

TOTAL TAIWAN			83,320,067

THAILAND — (3.5%)
	AAPICO Hitech PCL	46,400	31,701
	Absolute Clean Energy PCL	302,200	27,529
	Advanced Info Service PCL	35,300	221,591
	Advanced Information Technology PCL	139,700	28,756
	AEON Thana Sinsap Thailand PCL	15,900	89,365
	AgriPure Holdings PLC	92,400	16,726
*	AgriPure Holdings PLC	46,200	0
	AI Energy PCL	53,500	6,686
*	Airports of Thailand PCL	95,500	186,120
	AJ Plast PCL	20,500	10,175
	Amata Corp. PCL	133,500	84,972
*	Ananda Development PCL	480,300	17,810
	AP Thailand PCL	446,300	153,762
	Asia Plus Group Holdings PCL	335,500	33,109
	Asia Sermkij Leasing PCL, NVDR	44,300	56,264
	Asian Insulators PCL	64,800	13,055
	Asian Sea Corp. PCL, Class F	44,200	21,422
	Asiasoft Corp. PCL	23,900	12,979
	Asset World Corp. PCL	212,300	30,001
	B Grimm Power PCL	24,800	23,533
	Bangchak Corp. PCL	205,600	201,098
*	Bangkok Airways PCL	114,300	37,377
	Bangkok Bank PCL	74,300	286,353
	Bangkok Chain Hospital PCL	165,900	104,142
	Bangkok Commercial Asset Management PCL	89,600	50,228
	Bangkok Dusit Medical Services PCL, Class F	151,100	113,601
	Bangkok Expressway & Metro PCL	141,700	34,132
	Bangkok Insurance PCL	6,600	52,607
	Bangkok Land PCL	1,887,300	55,104
	Bangkok Life Assurance PCL, NVDR	28,000	35,971
	Banpu PCL	677,700	243,378
	Banpu Power PCL	65,300	31,077
	BCPG PCL	101,900	36,595
	BEC World PCL	123,100	55,709
	Berli Jucker PCL	92,000	92,000
*	Better World Green PCL	857,700	26,795
	BG Container Glass PCL	65,500	19,124
*	Bound & Beyond PCL	54,600	20,086
	BTS Group Holdings PCL	228,500	60,044
	Bumrungrad Hospital PCL	8,000	37,489
	Business Online PCL	31,100	11,260
	Cal-Comp Electronics Thailand PCL, Class F	654,450	48,917
	Carabao Group PCL, Class F	14,800	47,317
	Central Pattana PCL	44,200	78,076
*	Central Plaza Hotel PCL	22,300	30,276
	Central Retail Corp. PCL	133,000	153,387
	CH Karnchang PCL	157,700	89,785

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Charoen Pokphand Foods PCL	425,400	$299,333
	Chularat Hospital PCL, Class F	506,100	57,629
	CK Power PCL	278,900	44,380
	Com7 PCL, Class F	72,200	88,010
*	Country Group Holdings PCL, Class F	655,000	23,714
	CP ALL PCL	74,000	140,438
	Delta Electronics Thailand PCL	5,400	57,232
*	Demco PCL	163,000	15,705
	Diamond Building Products PCL	45,400	10,140
*	DOD Biotech PCL	63,800	15,647
	Dohome PCL	48,840	28,662
	Dynasty Ceramic PCL	494,200	44,153
	Eastern Polymer Group PCL, Class F	180,700	53,814
	Eastern Power Group PCL	102,900	15,773
	Eastern Water Resources Development & Management PCL, Class F	110,200	24,292
	Ekachai Medical Care PCL	78,800	18,061
	Electricity Generating PCL	13,600	66,114
	Energy Absolute PCL	47,500	122,737
*	Esso Thailand PCL	266,700	72,807
	Forth Corp. PCL	32,500	39,854
	Forth Smart Service PCL	23,400	14,757
	Frasers Property Thailand PCL	68,900	30,779
*	General Engineering PCL	986,800	8,644
	GFPT PCL	95,700	39,118
	Global Green Chemicals PCL, Class F	58,600	23,953
	Global Power Synergy PCL, Class F	21,400	41,550
	Gulf Energy Development PCL	58,500	83,266
	Gunkul Engineering PCL	224,200	37,967
	Hana Microelectronics PCL	85,300	112,073
	Home Product Center PCL	281,500	123,285
	Hwa Fong Rubber Thailand PCL	46,200	11,061
	Ichitan Group PCL	65,500	23,140
	Index Livingmall PCL	25,800	16,346
	Indorama Ventures PCL	97,300	128,550
*	Interlink Telecom PCL	146,500	25,450
*	Interpharma PCL	33,000	18,885
	Intouch Holdings PCL, Class F	14,800	30,248
	IRPC PCL	1,601,100	162,681
*	Italian-Thai Development PCL	1,068,800	62,412
*	Jasmine International PCL	382,300	41,076
*	Jasmine Technology Solution PCL	6,200	99,924
	Jay Mart PCL	5,900	10,766
*	JKN Global Media PCL	39,400	7,420
	JMT Network Services PCL, Class F	7,100	18,035
	JWD Infologistics PCL	71,800	33,961
	Karmarts PCL	81,400	12,121
	KCE Electronics PCL	65,600	117,793
	KGI Securities Thailand PCL	258,600	41,527
	Khon Kaen Sugar Industry PCL	247,500	29,628
	Kiatnakin Phatra Bank PCL	25,600	54,003
	Krung Thai Bank PCL	124,200	55,119
	Krungthai Card PCL	81,600	137,588
	Lalin Property PCL	77,200	21,075
	Land & Houses PCL	340,000	94,803
	Lanna Resources PCL	46,400	27,095
	LH Financial Group PCL	520,700	20,220
	Loxley PCL	153,300	10,205
	LPN Development PCL	143,000	19,206
*	MBK PCL	139,200	52,835

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	MC Group PCL	43,200	$11,415
	MCS Steel PCL	99,900	35,877
*	MDX PCL	62,800	9,718
	Mega Lifesciences PCL	46,400	66,382
	Millcon Steel PCL	456,000	15,444
*	Minor International PCL	41,900	42,818
	MK Restaurants Group PCL	24,700	39,664
*	Mono Next PCL	486,800	34,396
	Muangthai Capital PCL	80,700	108,974
	Netbay PCL	28,600	25,677
	Noble Development PCL	212,600	31,037
	Northeast Rubber PCL	211,200	41,623
	Origin Property PCL, Class F	89,200	28,648
	Osotspa PCL	82,600	84,409
*	Plan B Media PCL, Class F	315,588	72,332
*	Platinum Group PCL (The), Class F	150,800	14,001
	Polyplex Thailand PCL.	61,000	44,526
*	Power Solution Technologies PCL, Class F	266,900	15,507
	Praram 9 Hospital PCL	28,100	11,486
	Precious Shipping PCL	182,500	101,774
	Prima Marine PCL	272,100	48,462
	Property Perfect PCL	1,232,300	17,990
	Pruksa Holding PCL	137,700	53,472
	PTG Energy PCL	181,400	75,738
	PTT Exploration & Production PCL	83,600	368,572
	PTT Global Chemical PCL	25,000	36,496
	PTT PCL	809,300	886,095
	Quality Houses PCL	1,338,400	87,533
	R&B Food Supply PCL	41,000	20,949
*	Raimon Land PCL	720,500	18,302
	Rajthanee Hospital PCL	21,200	20,736
	Ratch Group PCL	46,800	60,123
	Ratchaphruek Hospital PCL, Class F	55,300	10,576
	Ratchthani Leasing PCL	176,800	22,610
	Regional Container Lines PCL	67,900	88,716
	Rojana Industrial Park PCL	257,600	47,383
*	RS PCL	65,400	33,607
*	S Hotels & Resorts PCL	271,700	35,063
	S Kijchai Enterprise PCL, Class F	105,200	27,183
	Sabina PCL	36,200	24,944
	Sansiri PCL	1,143,700	39,069
	Sappe PCL	26,500	25,533
	SC Asset Corp. PCL	303,500	32,610
	SCB X PCL	36,100	121,212
	SCG Ceramics PCL	288,200	19,185
	SCG Packaging PCL	77,300	124,696
	Sermsang Power Corp. Co. Ltd.	54,600	17,695
	Siam Cement PCL (The)	31,000	334,891
	Siam City Cement PCL	11,400	50,593
	Siam Global House PCL	82,652	52,608
	Siamgas & Petrochemicals PCL	140,100	49,904
	Sikarin PCL, Class F	78,100	32,836
*	Simat Technologies PCL	142,700	11,583
*	Singha Estate PCL	408,100	23,473
	Sino-Thai Engineering & Construction PCL	175,400	66,575
	SiS Distribution Thailand PCL	11,100	13,207
*	SKY ICT PCL, Class F	82,100	24,211
	SNC Former PCL	42,900	25,552
	Somboon Advance Technology PCL	72,700	40,118

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SPCG PCL.	104,000	$51,013
	Sri Trang Agro-Industry PCL	159,400	117,514
	Sri Trang Gloves Thailand PCL	106,300	75,419
	Srisawad Corp. PCL	61,700	96,828
	Srisawad Finance PCL	14,000	12,672
	Srivichai Vejvivat PCL	49,900	14,278
	Star Petroleum Refining PCL	366,900	115,694
	Starflex PCL	70,500	8,933
*	STARK Corp. PCL	353,600	48,523
*	Stars Microelectronics Thailand PCL	112,600	16,767
*	STP & I PCL	268,500	37,159
	Supalai PCL	208,700	133,446
	Super Energy Corp. PCL	1,982,500	50,358
	SVI PCL	87,400	20,670
	Synnex Thailand PCL	32,400	22,893
	Syntec Construction PCL	243,200	12,781
	TAC Consumer PCL, Class F	90,100	19,598
	Taokaenoi Food & Marketing PCL, Class F	103,800	23,488
*	Tata Steel Thailand PCL	439,200	18,081
	Thai Oil PCL	142,700	235,403
	Thai Stanley Electric PCL, Class F	5,900	29,457
	Thai Union Group PCL, Class F	224,200	110,627
	Thai Vegetable Oil PCL	91,700	86,345
	Thaicom PCL	111,600	31,281
	Thaifoods Group PCL, Class F	165,200	20,258
	Thanachart Capital PCL	53,200	62,520
	Thonburi Healthcare Group PCL	37,200	66,797
	Thoresen Thai Agencies PCL	265,900	75,306
	Tipco Asphalt PCL	102,200	48,638
	Tisco Financial Group PCL	8,200	21,727
	TKS Technologies PCL	58,700	21,252
	TMBThanachart Bank PCL	1,317,400	50,003
	TMT Steel PCL	57,900	17,074
	TOA Paint Thailand PCL	20,900	17,696
	TPI Polene PCL	1,192,400	52,222
	TPI Polene Power PCL	355,300	39,628
	TQM Corp. PCL	19,900	28,906
*	Triton Holding PCL	1,691,000	10,862
	True Corp. PCL	1,155,400	162,599
	TTW PCL	135,000	43,358
*	U City PCL, Class F	726,300	36,474
	Union Auction PCL	36,100	9,908
*	Unique Engineering & Construction PCL	80,800	12,032
	United Paper PCL	43,200	21,190
	Univanich Palm Oil PCL	105,200	29,947
	Univentures PCL	124,600	10,768
	Vanachai Group PCL	101,000	24,034
	VGI PCL	246,610	35,713
	WHA Corp. PCL	581,900	57,086
	WICE Logistics PCL	55,900	31,010
	Workpoint Entertainment PCL	20,400	18,613

TOTAL THAILAND			12,595,202

TURKEY — (0.8%)
	Agesa Hayat ve Emeklilik AS	6,160	8,340
	Akbank TAS	164,619	98,646
	Aksa Akrilik Kimya Sanayii AS	9,598	29,702
*	Aksa Enerji Uretim AS	13,078	14,634
*	Albaraka Turk Katilim Bankasi AS	137,812	11,576

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Alkim Alkali Kimya AS	12,658	$18,951
*	Anadolu Anonim Turk Sigorta Sirketi	11,244	4,649
	Anadolu Efes Biracilik Ve Malt Sanayii AS	18,854	37,509
	Anadolu Hayat Emeklilik AS	11,590	9,895
	Arcelik AS	22,148	100,249
	Aselsan Elektronik Sanayi Ve Ticaret AS	26,999	44,419
*	Bera Holding AS	41,054	28,607
	BIM Birlesik Magazalar AS	17,736	99,642
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,496	16,008
*	Bursa Cimento Fabrikasi AS	160,095	25,626
	Cemtas Celik Makina Sanayi Ve Ticaret AS	14,561	25,428
	Coca-Cola Icecek AS	3,180	26,380
	Deva Holding AS	9,169	23,066
	Dogan Sirketler Grubu Holding AS	99,944	23,212
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	97,285	15,541
	Dogus Otomotiv Servis ve Ticaret AS	3,992	17,933
	Eczacibasi Yatirim Holding Ortakligi AS	5,753	17,794
	EGE Endustri VE Ticaret AS	155	18,866
	EGE Gubre Sanayii AS	1,267	21,239
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	36,000	24,607
	Enka Insaat ve Sanayi AS	45,247	48,097
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	13,481
	Eregli Demir ve Celik Fabrikalari TAS	65,550	147,619
*	Fenerbahce Futbol AS	8,132	18,785
	Ford Otomotiv Sanayi AS	2,396	48,139
*	Global Yatirim Holding AS	109,932	21,654
	Goodyear Lastikleri TAS	2,920	1,966
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	39,087	25,403
*	GSD Holding AS	87,248	24,762
*	Gubre Fabrikalari TAS	3,299	17,828
*	Hektas Ticaret TAS	25,013	37,275
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	258,662	12,984
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	16,131	22,379
*	Is Finansal Kiralama AS	69,358	16,163
	Is Yatirim Menkul Degerler AS, Class A	21,889	30,244
*	Izmir Demir Celik Sanayi AS	96,432	16,338
	Jantsa Jant Sanayi Ve Ticaret AS.	3,680	20,223
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	86,292	87,363
*	Karel Elektronik Sanayi ve Ticaret AS	24,375	20,250
# *	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	20,687
	Kartonsan Karton Sanayi ve Ticaret AS	4,176	16,548
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	153,751	13,554
*	Kerevitas Gida Sanayi ve Ticaret AS	53,495	14,986
	KOC Holding AS	44,821	121,215
	Kordsa Teknik Tekstil AS	7,780	23,790
*	Koza Altin Isletmeleri AS	2,278	26,314
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,157	29,831
	Logo Yazilim Sanayi Ve Ticaret AS	4,173	12,626
	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,454	24,412
*	Migros Ticaret AS	8,745	26,698
*	MLP Saglik Hizmetleri AS	4,110	8,761
*	NET Holding AS	16,567	13,525
*	Netas Telekomunikasyon AS	7,486	8,795
	Nuh Cimento Sanayi AS	3,142	10,040
	Otokar Otomotiv Ve Savunma Sanayi AS	812	22,753
*	Oyak Cimento Fabrikalari AS	31,726	22,903
*	Pegasus Hava Tasimaciligi AS	2,302	20,666
*	Petkim Petrokimya Holding AS	101,248	64,999
*	Reysas Tasimacilik ve Lojistik Ticaret AS	43,798	14,403

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	18,298	$23,227
*	Sasa Polyester Sanayi AS	7,027	30,295
*	Sekerbank Turk AS	223,898	17,419
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	16,268
#	Sok Marketler Ticaret AS	17,733	15,523
	Tat Gida Sanayi AS	21,388	20,493
*	TAV Havalimanlari Holding AS	9,978	28,789
*	Teknosa Ic Ve Dis Ticaret AS	34,354	18,474
	Tofas Turk Otomobil Fabrikasi AS	5,452	28,878
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	89,060	33,883
*	Tukas Gida Sanayi ve Ticaret AS	30,967	17,649
*	Turk Hava Yollari AO	22,843	63,476
#	Turk Telekomunikasyon AS	48,976	33,187
	Turk Traktor ve Ziraat Makineleri AS	1,288	20,366
	Turkcell Iletisim Hizmetleri AS	92,781	134,599
*	Turkiye Petrol Rafinerileri AS	3,675	57,868
	Turkiye Sigorta AS	45,055	15,545
*	Turkiye Sinai Kalkinma Bankasi AS	266,128	33,040
	Turkiye Sise ve Cam Fabrikalari AS	20,038	24,442
*	Turkiye Vakiflar Bankasi TAO, Class D	59,746	17,889
	Ulker Biskuvi Sanayi AS	14,702	16,520
*	Ulusoy Un Sanayi ve Ticaret AS	3,844	2,162
	Vestel Beyaz Esya Sanayi ve Ticaret AS	33,670	20,763
	Vestel Elektronik Sanayi ve Ticaret AS	14,541	25,467
	Yapi ve Kredi Bankasi AS	188,582	61,715
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	20,866	20,291
*	Zorlu Enerji Elektrik Uretim AS	131,655	18,307

TOTAL TURKEY			2,727,513

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	102,852	284,317
	Abu Dhabi Islamic Bank PJSC	166,734	397,129
	Abu Dhabi National Hotels	34,585	38,082
	Abu Dhabi National Insurance Co. PSC	30,691	58,695
	Abu Dhabi National Oil Co. for Distribution PJSC	99,435	111,546
*	Abu Dhabi Ship Building Co. PJSC	17,840	19,369
	Agthia Group PJSC	51,100	59,318
	Air Arabia PJSC	281,870	163,678
*	Ajman Bank PJSC	148,463	32,316
	Aldar Properties PJSC	152,041	232,957
	Amanat Holdings PJSC	132,397	37,609
*	Amlak Finance PJSC	166,309	31,541
*	Apex Investment Co. PSC	23,253	34,000
	Aramex PJSC	33,842	37,450
*	Arkan Building Materials Co.	196,832	63,483
	Dana Gas PJSC	533,560	171,018
*	Deyaar Development PJSC	172,558	22,318
	Dubai Financial Market PJSC	186,107	133,286
	Dubai Investments PJSC	275,621	187,702
	Dubai Islamic Bank PJSC	126,459	221,198
*	Emaar Development PJSC	173,223	242,364
	Emaar Properties PJSC	137,589	237,321
	Emirates Driving Co.	5,325	30,130
	Emirates Integrated Telecommunications Co. PJSC	47,708	85,389
	Emirates NBD Bank PJSC	130,470	538,990
	Emirates Telecommunications Group Co. PJSC	123,908	1,185,150
*	Eshraq Investments PJSC	238,366	32,148
	First Abu Dhabi Bank PJSC	88,366	538,702
*	Gulf Pharmaceutical Industries PSC	28,930	10,819

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
* Islamic Arab Insurance Co.	89,769	$16,753
* Manazel PJSC	118,244	15,251
National Central Cooling Co. PJSC	28,815	19,335
* RAK Properties PJSC	100,558	21,133
Ras Al Khaimah Ceramics	71,349	53,957
SHUAA Capital PSC	145,291	25,059
* Union Properties PJSC	370,443	28,123

TOTAL UNITED ARAB EMIRATES		5,417,636

TOTAL COMMON STOCKS		354,824,801

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Alpargatas SASeries D	4,423	17,535
Banco ABC Brasil SA	13,700	43,783
Banco BMG SASeries B	38,100	21,424
Banco Bradesco SA	216,590	787,688
Banco do Estado do Rio Grande do Sul SA Class B	39,500	84,210
Banco Inter SA	24,400	25,812
Banco Pan SA	40,200	76,108
Braskem SA Class A	11,800	95,995
Centrais Eletricas Brasileiras SA Class B	12,100	98,265
Cia de Saneamento do ParanaSeries A	125,100	98,684
Cia de Transmissao de Energia Eletrica Paulista	21,800	110,941
Cia Energetica de Minas Gerais	66,000	195,839
Cia Energetica do Ceara Class A	700	7,695
Cia Ferro Ligas da Bahia - FERBASA	6,500	60,031
Cia Paranaense de Energia	101,900	153,346
Eucatex SA Industria e Comercio	6,500	13,134
Itau Unibanco Holding SA	174,900	844,439
Marcopolo SA	102,900	55,572
Randon SA Implementos e Participacoes	29,600	63,882
Schulz SA	11,300	10,400
Taurus Armas SA	9,000	43,289
Track & Field Co. SA	3,900	8,914
Unipar Carbocloro SA Class B	6,210	120,596
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	112,900	258,275

TOTAL BRAZIL		3,295,857

COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA	189,558	40,708

TOTAL PREFERRED STOCKS		3,336,565

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
* Asian Granito India Ltd. Rights 05/10/2022	14,361	949

MALAYSIA — (0.0%)
* Eco World Development Group Bhd Warrants 04/12/2029	21,400	836

PHILIPPINES — (0.0%)
* UBP PALS Rights Rights 05/06/2022	10,114	1,587

SOUTH KOREA — (0.0%)
* Solus Advanced Materials Co. Ltd. Rights 05/10/22	55	1,007

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (0.0%)
*	Episil-Precision, Inc. Rights 06/02/2022	87	$30
*	Medigen Vaccine Biologics Corp. Rights 06/10/2022	209	217

TOTAL TAIWAN			247

THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	46,250	5,374
*	EP W4 Warrants 04/27/2023	25,725	0
*	MBK PCL Warrants 03/23/2023	3,108	907
*	Tritn W5 Warrants 03/15/2023	338,200	0
*	TTB W1 Warrants 04/21/2023	13,174	135
*	VGI PCL Warrants 03/30/2023	56,910	0

TOTAL THAILAND			6,416

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	137,812	2,042

TOTAL RIGHTS/WARRANTS			13,084

TOTAL INVESTMENT SECURITIES (Cost $385,274,558)			358,174,450

			Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@ §	The DFA Short Term Investment Fund	103,725	1,199,787

TOTAL INVESTMENTS — (100.0%) (Cost $386,474,364)			$359,374,237

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2022, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	06/17/22	$1,315,764	$1,238,250	$(77,514)

Total Futures Contracts			$1,315,764	$1,238,250	$(77,514)

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$23,168,963	$57,965	—	$23,226,928
Chile	754,373	1,408,228	—	2,162,601
Colombia	799,317	—	—	799,317
Czech Republic	—	513,726	—	513,726
Egypt.	98,672	—	—	98,672
Greece	—	1,548,086	—	1,548,086
Hungary	—	691,042	—	691,042
India	6,489,070	72,483,139	—	78,972,209
Indonesia	—	10,525,621	—	10,525,621
Malaysia	—	7,542,699	—	7,542,699
Mexico	9,120,544	—	—	9,120,544
Peru	154,013	—	—	154,013
Philippines	—	3,566,692	—	3,566,692
Poland	—	3,603,452	—	3,603,452
Qatar	—	5,249,731	—	5,249,731
Saudi Arabia	11,255	17,293,351	—	17,304,606
South Africa	2,111,909	15,918,342	—	18,030,251
South Korea	623,247	67,030,946	—	67,654,193
Taiwan	1,015,968	82,304,099	—	83,320,067
Thailand	12,269,990	325,212	—	12,595,202
Turkey	63,476	2,664,037	—	2,727,513
United Arab Emirates	—	5,417,636	—	5,417,636
Preferred Stocks
Brazil	3,274,433	21,424	—	3,295,857
Colombia	40,708	—	—	40,708
Rights/Warrants
India	—	949	—	949
Malaysia	—	836	—	836
Philippines	—	1,587	—	1,587
South Korea	—	1,007	—	1,007
Taiwan	—	247	—	247
Thailand	—	6,416	—	6,416
Turkey	—	2,042	—	2,042
Securities Lending Collateral	—	1,199,787	—	1,199,787
Futures Contracts**	(77,514)	—	—	(77,514)

TOTAL	$59,918,424	$299,378,299	—	$359,296,723

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (7.9%)
	Activision Blizzard, Inc.	914,042	$69,101,575
	AT&T, Inc.	21,707,840	409,409,862
*	Charter Communications, Inc., Class A	796	341,078
	Comcast Corp., Class A	13,782,625	547,997,170
# *	DISH Network Corp., Class A	655,458	18,687,108
	Electronic Arts, Inc.	14,953	1,765,202
#	Fox Corp., Class A	1,012,263	36,279,506
	Fox Corp., Class B	398,625	13,250,295
	Interpublic Group of Cos., Inc.	975,627	31,824,953
*	Liberty Broadband Corp., Class A	27,366	2,946,224
*	Liberty Broadband Corp., Class C	255,397	28,558,492
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,255,515
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,562	4,896,769
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	6,572,581
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	15,014,650
#	Lumen Technologies, Inc.	6,413,688	64,521,701
# *	Madison Square Garden Entertainment Corp.	8,266	605,484
	News Corp., Class A	579,629	11,511,432
	News Corp., Class B	64,856	1,291,283
	Omnicom Group, Inc.	60,652	4,617,437
#	Paramount Global, Class A	2,909	91,779
#	Paramount Global, Class B	1,966,931	57,277,031
*	T-Mobile U.S., Inc.	1,375,885	169,426,479
	Verizon Communications, Inc.	7,271,416	336,666,561
*	Walt Disney Co.	2,075,362	231,672,660
*	Warner Bros Discovery, Inc.	7,788,847	141,367,573
*	Zynga, Inc., Class A	10,500	86,835

TOTAL COMMUNICATION SERVICES			2,208,037,235

CONSUMER DISCRETIONARY — (6.0%)
#	Advance Auto Parts, Inc.	260,851	52,073,685
*	Aptiv PLC	232,008	24,685,651
	Aramark	806,008	29,217,790
	Autoliv, Inc.	311,379	22,942,405
	BorgWarner, Inc.	1,106,571	40,755,010
*	Capri Holdings Ltd.	28,630	1,365,651
# *	CarMax, Inc.	375,975	32,251,136
# *	Carnival Corp.	1,380,879	23,889,207
#	Dick’s Sporting Goods, Inc.	20,800	2,005,536
*	Dollar Tree, Inc.	570,583	92,691,208
	DR Horton, Inc.	2,915,899	202,917,411
	eBay, Inc.	1,566,485	81,331,901
	Ford Motor Co.	7,664,173	108,524,690
	Garmin Ltd.	539,512	59,206,047
*	General Motors Co.	4,580,910	173,662,298
	Gentex Corp.	998,057	29,292,973
	Genuine Parts Co.	7,025	913,601
#	Hasbro, Inc.	36,378	3,203,447
# *	Hyatt Hotels Corp., Class A	135,848	12,900,126
	Lear Corp.	354,145	45,309,311
	Lennar Corp., Class A	1,101,303	84,238,666
#	Lennar Corp., Class B	37,985	2,476,622
#	Lithia Motors, Inc.	108,700	30,776,231

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	1,704,698	$84,604,162
	MGM Resorts International	1,571,958	64,513,156
# *	Mohawk Industries, Inc.	537,937	75,881,393
#	Newell Brands, Inc.	423,698	9,808,609
*	Norwegian Cruise Line Holdings Ltd.	89,903	1,800,757
	PulteGroup, Inc.	2,270,502	94,816,164
#	Qurate Retail, Inc., Class A	63,525	267,440
	Ralph Lauren Corp.	234,179	24,434,237
# *	Royal Caribbean Cruises Ltd.	573,904	44,609,558
	Tapestry, Inc.	359,369	11,830,428
#	Toll Brothers, Inc.	50,066	2,321,560
#	Whirlpool Corp.	492,212	89,346,322

TOTAL CONSUMER DISCRETIONARY			1,660,864,389

CONSUMER STAPLES — (6.7%)
	Archer-Daniels-Midland Co.	1,132,777	101,451,508
# *	BellRing Brands, Inc.	100,936	2,163,059
	Bunge Ltd.	586,403	66,333,907
#	Campbell Soup Co.	75,842	3,581,259
	Conagra Brands, Inc.	713,685	24,929,017
	Constellation Brands, Inc., Class A	304,615	74,962,705
*	Darling Ingredients, Inc.	496,900	36,467,491
	General Mills, Inc.	2,009,243	142,113,757
	Hormel Foods Corp.	256,836	13,455,638
	Ingredion, Inc.	6,180	525,980
#	J M Smucker Co.	671,754	91,983,275
	Keurig Dr Pepper, Inc.	148,700	5,561,380
	Kraft Heinz Co.	921,270	39,273,740
	Kroger Co.	3,344,736	180,481,955
#	McCormick & Co., Inc.	34,185	3,437,986
#	Molson Coors Beverage Co., Class B	452,391	24,492,449
	Mondelez International, Inc., Class A	3,256,041	209,949,524
*	Pilgrim’s Pride Corp.	6,211	176,082
*	Post Holdings, Inc.	79,616	5,922,634
	Seaboard Corp.	13	54,925
	Tyson Foods, Inc., Class A	1,703,838	158,729,548
*	U.S. Foods Holding Corp.	810,698	30,498,459
	Walgreens Boots Alliance, Inc.	2,588,255	109,742,012
	Walmart, Inc.	3,565,991	545,560,963

TOTAL CONSUMER STAPLES			1,871,849,253

ENERGY — (11.6%)
	Baker Hughes Co.	835,609	25,920,591
	Cabot Oil & Gas Corp.	98,982	2,849,692
	Chevron Corp.	3,426,054	536,759,880
	ConocoPhillips	5,239,620	500,488,502
	Continental Resources, Inc.	7,637	424,388
	Devon Energy Corp.	1,255,473	73,030,864
	Diamondback Energy, Inc.	5,037	635,821
	EOG Resources, Inc.	1,171,923	136,833,730
	Exxon Mobil Corp.	8,006,417	682,547,049
	Halliburton Co.	1,791,236	63,803,826
	Hess Corp.	1,054,481	108,685,357
*	HF Sinclair Corp.	392	14,904
	Kinder Morgan, Inc.	4,353,789	79,021,270
	Marathon Oil Corp.	61,769	1,539,283
	Marathon Petroleum Corp.	1,362,907	118,927,265
#	NOV, Inc.	23,459	425,312

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	3,835,861	$211,317,583
	ONEOK, Inc.	1,043,234	66,068,009
	Phillips 66	938,504	81,424,607
	Pioneer Natural Resources Co.	483,420	112,380,647
	Schlumberger NV	4,645,370	181,215,884
	Targa Resources Corp.	438,261	32,172,740
	Valero Energy Corp.	903,791	100,754,621
	Williams Cos., Inc.	3,732,198	127,977,069

TOTAL ENERGY			3,245,218,894

FINANCIALS — (19.2%)
	Aflac, Inc.	1,552,844	88,946,904
*	Alleghany Corp.	32,173	26,912,715
	Allstate Corp.	879,506	111,292,689
	Ally Financial, Inc.	2,929,513	117,063,340
	American Financial Group, Inc.	324,322	44,912,111
	American International Group, Inc.	1,394,312	81,581,195
	Apollo Global Management, Inc.	140,892	7,010,786
*	Arch Capital Group Ltd.	522,976	23,884,314
	Assurant, Inc.	225,564	41,025,580
	Axis Capital Holdings Ltd.	3,443	197,387
	Bank of America Corp.	8,459,338	301,829,180
	Bank of New York Mellon Corp.	2,367,972	99,596,902
*	Berkshire Hathaway, Inc., Class B	1,865,663	602,291,986
#	BOK Financial Corp.	6,114	507,034
	Capital One Financial Corp.	1,481,334	184,603,843
	Charles Schwab Corp.	3,700	245,421
	Chubb Ltd.	588,566	121,509,451
	Citigroup, Inc.	4,211,758	203,048,853
	Citizens Financial Group, Inc.	925,776	36,475,574
	CNA Financial Corp.	188,355	8,935,561
	Comerica, Inc.	155,103	12,702,936
	East West Bancorp, Inc.	105,524	7,523,861
	Equitable Holdings, Inc.	10,374	299,082
	Everest Re Group Ltd.	89,259	24,520,340
	Fidelity National Financial, Inc.	33,039	1,315,613
	Fifth Third Bancorp	4,059,593	152,356,525
	First Horizon Corp.	75,600	1,691,928
#	Franklin Resources, Inc.	55,372	1,361,597
	Goldman Sachs Group, Inc.	1,053,078	321,704,798
	Hartford Financial Services Group, Inc.	2,301,121	160,917,392
#	Huntington Bancshares, Inc.	3,232,098	42,502,089
#	Invesco Ltd.	245,316	4,508,908
#	Jefferies Financial Group, Inc.	303,442	9,333,876
	JPMorgan Chase & Co.	5,744,861	685,706,609
	KeyCorp	3,705,439	71,552,027
	Lincoln National Corp.	402,639	24,218,736
	Loews Corp.	912,236	57,324,910
	M&T Bank Corp.	214,257	35,703,787
*	Markel Corp.	1,271	1,720,019
	MetLife, Inc.	948,349	62,287,562
	Morgan Stanley	3,447,111	277,802,676
	Northern Trust Corp.	7,507	773,596
#	Old Republic International Corp.	748,155	16,466,892
	PNC Financial Services Group, Inc.	1,100,011	182,711,827
#	Principal Financial Group, Inc.	1,640,730	111,799,342
#	Prosperity Bancshares, Inc.	10,200	666,876
	Prudential Financial, Inc.	708,192	76,845,914
	Raymond James Financial, Inc.	2,229	217,238

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	5,577,353	$115,562,754
	Reinsurance Group of America, Inc.	761	81,671
	RenaissanceRe Holdings Ltd.	3,923	563,029
	Signature Bank	400	96,900
	State Street Corp.	482,583	32,318,584
	Synchrony Financial.	1,231,284	45,323,564
	Synovus Financial Corp.	13,039	541,640
	Travelers Cos., Inc.	1,136,535	194,415,677
	Truist Financial Corp.	2,893,413	139,896,519
	U.S. Bancorp	1,398,004	67,887,074
	Unum Group	30,296	924,634
	Wells Fargo & Co.	5,597,864	244,234,806
	WR Berkley Corp.	181,956	12,098,254
	Zions Bancorp NA	744,970	42,098,255

TOTAL FINANCIALS			5,344,451,143

HEALTH CARE — (16.6%)
	Abbott Laboratories	290,207	32,938,494
	AbbVie, Inc.	6,916	1,015,822
	Anthem, Inc.	786,917	394,977,250
	Baxter International, Inc.	706,909	50,232,953
	Becton Dickinson & Co.	219,415	54,237,194
*	Biogen, Inc.	479,729	99,514,984
*	Bio-Rad Laboratories, Inc., Class A	28,609	14,649,525
*	Boston Scientific Corp.	50,481	2,125,755
	Bristol-Myers Squibb Co.	4,561,315	343,330,180
*	Catalent, Inc.	24,420	2,211,475
*	Centene Corp.	1,087,849	87,626,237
	Cerner Corp.	330,250	30,924,610
*	Change Healthcare, Inc.	290,410	6,842,060
	Cigna Corp.	1,001,524	247,156,093
	Cooper Cos., Inc.	6,954	2,510,672
	CVS Health Corp.	4,319,030	415,188,354
	Danaher Corp.	975,510	244,979,826
*	DaVita, Inc.	138,893	15,051,834
	DENTSPLY SIRONA, Inc.	322,766	12,907,412
# *	Elanco Animal Health, Inc.	80,232	2,030,672
# *	Embecta Corp.	43,883	1,335,360
# *	Envista Holdings Corp.	11,130	440,971
	Gilead Sciences, Inc.	2,088,294	123,919,366
*	Henry Schein, Inc.	212,926	17,268,299
*	Hologic, Inc.	133,759	9,629,310
	Humana, Inc.	442,707	196,809,824
*	Jazz Pharmaceuticals PLC	216,185	34,637,161
*	Laboratory Corp. of America Holdings	750,531	180,337,589
	McKesson Corp.	123,372	38,197,205
	Medtronic PLC.	1,794,733	187,298,336
	Merck & Co., Inc.	67,073	5,948,704
#	PerkinElmer, Inc.	121,202	17,769,425
	Perrigo Co. PLC	16,298	559,021
	Pfizer, Inc.	17,075,357	837,887,768
	Quest Diagnostics, Inc.	971,775	130,062,366
*	Regeneron Pharmaceuticals, Inc.	147,015	96,899,057
	STERIS PLC	209,232	46,878,430
*	Syneos Health, Inc.	13,905	1,016,316
	Teleflex, Inc.	400	114,248
	Thermo Fisher Scientific, Inc.	758,947	419,636,975
*	United Therapeutics Corp.	40,188	7,135,781
	UnitedHealth Group, Inc.	5,974	3,038,078

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	541,236	$66,317,647
*	Vertex Pharmaceuticals, Inc.	181,623	49,623,036
	Viatris, Inc.	3,416,293	35,290,307
	Zimmer Biomet Holdings, Inc.	367,080	44,324,910
*	Zimvie, Inc.	36,708	825,930

TOTAL HEALTH CARE			4,613,652,822

INDUSTRIALS — (12.0%)
	AECOM.	555,241	39,177,805
#	AGCO Corp.	370,490	47,200,426
*	Alaska Air Group, Inc.	3,970	215,928
	AMERCO	84,561	45,280,724
	AMETEK, Inc.	193,136	24,385,351
	Arcosa, Inc.	75,409	4,036,644
*	Builders FirstSource, Inc.	591,900	36,443,283
*	CACI International, Inc., Class A	2,200	583,660
	Carlisle Cos., Inc.	344,730	89,409,173
	Carrier Global Corp.	2,108,684	80,699,337
	CSX Corp.	1,802,425	61,895,274
	Cummins, Inc.	514,912	97,416,201
	Deere & Co.	1,688	637,304
*	Delta Air Lines, Inc.	20,719	891,539
	Dover Corp.	414,398	55,239,253
	Eaton Corp. PLC	1,056,808	153,258,296
	Emerson Electric Co.	244,394	22,039,451
	FedEx Corp.	974,034	193,579,517
# *	Fluor Corp.	363	8,984
	Fortive Corp.	270,555	15,556,912
	Fortune Brands Home & Security, Inc.	521,389	37,148,966
	General Dynamics Corp.	429,452	101,578,282
	General Electric Co.	666,263	49,669,907
# *	GXO Logistics, Inc.	802,787	47,516,963
	Howmet Aerospace, Inc.	1,598,924	54,555,287
	Hubbell, Inc.	31,189	6,093,083
	Huntington Ingalls Industries, Inc.	720	153,173
	Ingersoll Rand, Inc.	798,380	35,096,785
	Jacobs Engineering Group, Inc.	285,488	39,554,362
# *	JetBlue Airways Corp.	59,076	650,427
	Johnson Controls International PLC	1,549,925	92,794,010
	L3Harris Technologies, Inc.	251,935	58,514,423
	Leidos Holdings, Inc.	736,625	76,248,054
	ManpowerGroup, Inc.	104,684	9,442,497
*	MasTec, Inc.	895	64,449
	MDU Resources Group, Inc.	20,335	523,830
# *	Middleby Corp.	62,449	9,610,277
	Nielsen Holdings PLC	122,626	3,287,603
	Norfolk Southern Corp.	782,675	201,836,229
	Northrop Grumman Corp.	131,418	57,745,069
	nVent Electric PLC	13,164	444,680
	Oshkosh Corp.	148,971	13,770,879
	Otis Worldwide Corp.	1,228,006	89,447,957
	Owens Corning	522,134	47,477,645
	PACCAR, Inc.	1,006,846	83,618,560
	Parker-Hannifin Corp.	390,531	105,763,605
	Pentair PLC	1,022,156	51,874,417
	Quanta Services, Inc.	681,204	79,006,040
	Raytheon Technologies Corp.	1,985,308	188,425,582
	Republic Services, Inc.	1,835,706	246,480,245
	Roper Technologies, Inc.	9,729	4,571,852

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Sensata Technologies Holding PLC	672,107	$30,520,379
	Snap-on, Inc.	314,577	66,844,467
*	Southwest Airlines Co.	1,308,526	61,134,335
	Stanley Black & Decker, Inc.	768,993	92,394,509
	Textron, Inc.	1,446,441	100,166,039
	Trane Technologies PLC	504,559	70,582,759
*	United Airlines Holdings, Inc.	715,389	36,127,144
*	United Rentals, Inc.	246,104	77,896,838
	Westinghouse Air Brake Technologies Corp.	314,577	28,283,618
*	XPO Logistics, Inc.	234,243	12,599,931

TOTAL INDUSTRIALS.			3,337,470,219

INFORMATION TECHNOLOGY — (9.2%)
# *	Akamai Technologies, Inc.	143,163	16,074,342
	Amdocs Ltd.	720,716	57,433,858
	Analog Devices, Inc.	607,683	93,814,101
*	Arrow Electronics, Inc.	390,152	45,983,315
	Avnet, Inc.	5,178	226,071
# *	Cerence, Inc.	658	19,411
*	Ciena Corp.	76,500	4,220,505
	Cisco Systems, Inc.	270,002	13,224,698
	Cognizant Technology Solutions Corp., Class A	1,614,854	130,641,689
	Concentrix Corp.	94,091	14,817,451
	Corning, Inc.	4,000,592	140,780,832
	Dolby Laboratories, Inc., Class A	16,857	1,305,912
*	DXC Technology Co.	784,579	22,517,417
*	F5, Inc.	108	18,080
	Fidelity National Information Services, Inc.	807,687	80,082,166
# *	First Solar, Inc.	1,083	79,091
*	Fiserv, Inc.	500,034	48,963,329
*	Flex Ltd.	1,342,960	22,145,410
	Global Payments, Inc.	246,990	33,832,690
	Hewlett Packard Enterprise Co.	7,817,029	120,460,417
#	HP, Inc.	9,358,742	342,810,719
	Intel Corp.	12,597,551	549,127,248
	International Business Machines Corp.	195,195	25,806,731
*	IPG Photonics Corp.	3,170	299,502
	Jabil, Inc.	219,735	12,685,302
	Juniper Networks, Inc.	1,211,205	38,177,182
*	Kyndryl Holdings, Inc.	94,502	1,123,629
	Marvell Technology, Inc.	1,148,850	66,725,208
	Microchip Technology, Inc.	2,564	167,173
	Micron Technology, Inc.	3,863,654	263,462,566
#	MKS Instruments, Inc.	1,502	171,198
*	ON Semiconductor Corp.	1,475,404	76,883,302
*	Qorvo, Inc.	523,064	59,514,222
*	Salesforce, Inc.	185,741	32,679,272
	Skyworks Solutions, Inc.	308,879	34,995,991
	SS&C Technologies Holdings, Inc.	383,504	24,797,369
#	TD SYNNEX Corp.	94,091	9,417,568
	TE Connectivity Ltd.	987,862	123,265,420
*	Teledyne Technologies, Inc.	5,448	2,351,084
	Vontier Corp.	23,227	595,076
*	Western Digital Corp.	1,180,996	62,675,458
	Xerox Holdings Corp.	31,592	549,701

TOTAL INFORMATION TECHNOLOGY			2,574,921,706

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (8.5%)
	Air Products & Chemicals, Inc.	379,320	$88,787,432
	Albemarle Corp.	500,961	96,600,310
	Alcoa Corp.	39,735	2,694,033
#	Amcor PLC	1,181,325	14,010,515
*	Arconic Corp.	21,469	540,160
	Ball Corp.	644	52,267
	Celanese Corp.	78,858	11,587,395
	CF Industries Holdings, Inc.	609,969	59,063,298
*	Cleveland-Cliffs, Inc.	19,366	493,639
	Corteva, Inc.	1,073,383	61,923,465
	Dow, Inc.	2,444,152	162,536,108
	DuPont de Nemours, Inc.	674,802	44,489,696
	Eastman Chemical Co.	841,060	86,351,630
	FMC Corp.	25,480	3,377,119
	Freeport-McMoRan, Inc.	5,250,755	212,918,115
	Huntsman Corp.	8,221	278,445
	International Flavors & Fragrances, Inc.	429,686	52,120,912
	International Paper Co.	2,080,600	96,290,168
	Linde PLC	848,988	264,850,297
	LyondellBasell Industries NV, Class A	981,675	104,087,000
	Martin Marietta Materials, Inc.	236,461	83,759,215
	Mosaic Co.	661,297	41,278,159
	Newmont Corp.	2,121,499	154,551,202
	Nucor Corp.	1,991,500	308,244,370
	Packaging Corp. of America	118,549	19,106,542
	PPG Industries, Inc.	2,452	313,832
	Reliance Steel & Aluminum Co.	435,518	86,341,444
#	Royal Gold, Inc.	6,364	830,375
#	Sonoco Products Co.	20,622	1,276,708
	Steel Dynamics, Inc.	1,692,329	145,117,212
*	Sylvamo Corp.	191,403	8,546,144
	Valvoline, Inc.	376,304	11,375,670
	Vulcan Materials Co.	442,249	76,195,080
#	Westlake Corp.	372,164	47,097,354
	WestRock Co.	593,589	29,400,463

TOTAL MATERIALS			2,376,485,774

REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	935,141	77,654,108
*	Howard Hughes Corp.	4,513	452,609
*	Jones Lang LaSalle, Inc.	218,089	47,702,607
# *	Zillow Group, Inc., Class C	6,600	262,812

TOTAL REAL ESTATE			126,072,136

UTILITIES — (0.2%)
	NRG Energy, Inc.	1,169,432	41,982,609
	Vistra Corp.	1,084,247	27,127,860

TOTAL UTILITIES			69,110,469

TOTAL COMMON STOCKS Cost ($16,665,459,811)			27,428,134,040

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	248,588,434	248,588,434

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	17,391,128	$201,163,181

TOTAL INVESTMENTS — (100.0%) (Cost $17,115,208,444)			$27,877,885,655

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	06/17/22	$187,336,637	$182,022,750	$(5,313,887)

Total Futures Contracts			$187,336,637	$182,022,750	$(5,313,887)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,208,037,235	—	—	$2,208,037,235
Consumer Discretionary	1,660,864,389	—	—	1,660,864,389
Consumer Staples	1,871,849,253	—	—	1,871,849,253
Energy	3,245,218,894	—	—	3,245,218,894
Financials	5,344,451,143	—	—	5,344,451,143
Health Care	4,613,652,822	—	—	4,613,652,822
Industrials	3,337,470,219	—	—	3,337,470,219
Information Technology	2,574,921,706	—	—	2,574,921,706
Materials	2,376,485,774	—	—	2,376,485,774
Real Estate	126,072,136	—	—	126,072,136
Utilities	69,110,469	—	—	69,110,469
Temporary Cash Investments	248,588,434	—	—	248,588,434
Securities Lending Collateral	—	$201,163,181	—	201,163,181
Futures Contracts**	(5,313,887)	—	—	(5,313,887)

TOTAL	$27,671,408,587	$201,163,181	—	$27,872,571,768

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.8%)
#	Accrete, Inc.	20,600	$186,867
#	Adways, Inc.	46,200	278,351
#	Aeria, Inc.	15,800	46,087
	Aiming, Inc.	36,300	91,214
	Akatsuki, Inc.	45,400	1,051,793
*	Allied Architects, Inc.	17,700	87,846
*	AlphaPolis Co. Ltd.	13,000	332,414
	Amuse, Inc.	33,700	508,273
	ARTERIA Networks Corp.	63,000	645,295
	Asahi Broadcasting Group Holdings Corp.	57,600	313,041
#	Asahi Net, Inc.	109,100	488,950
*	Atrae, Inc.	93,600	1,292,476
	Avex, Inc.	234,900	2,525,109
# *	Bengo4.com, Inc.	46,600	1,199,165
#	Broadmedia Corp.	5,520	41,800
	Broccoli Co. Ltd.	4,400	38,534
	CareerIndex, Inc.	6,500	28,322
	Carta Holdings, Inc.	29,200	554,423
	Ceres, Inc.	50,700	559,088
#	CL Holdings, Inc.	20,700	175,049
	COLOPL, Inc.	156,900	773,300
# *	COOKPAD, Inc.	183,200	383,397
*	DeNA Co. Ltd.	411,700	5,967,211
	Digital Holdings, Inc.	58,600	663,526
	Dip Corp.	198,900	6,484,703
	Direct Marketing MiX, Inc.	10,800	132,571
*	Drecom Co. Ltd.	24,400	93,244
#	Faith, Inc.	56,010	315,910
	FAN Communications, Inc.	38,500	127,831
	Fibergate, Inc.	22,300	198,962
*	FreakOut Holdings, Inc.	10,100	162,940
#	Freebit Co. Ltd.	55,300	374,012
	Fuji Media Holdings, Inc.	132,700	1,146,106
	Gakken Holdings Co. Ltd.	132,500	901,199
	geechs, Inc.	13,300	119,787
	GungHo Online Entertainment, Inc.	273,700	5,584,123
#	Imagica Group, Inc.	112,500	595,724
	Imagineer Co. Ltd.	1,600	11,613
	i-mobile Co. Ltd.	4,900	49,148
	Intage Holdings, Inc.	216,000	2,628,041
#	IPS, Inc.	17,200	288,643
	ITmedia, Inc.	53,900	693,057
# *	Japan Communications, Inc.	629,600	882,635
# *	Jimoty, Inc.	6,600	93,255
	J-Stream, Inc.	26,900	151,452
#	Kamakura Shinsho Ltd.	25,700	113,376
*	KLab, Inc.	217,400	739,032
	LIFULL Co. Ltd.	444,000	774,508
# *	Macbee Planet, Inc.	3,400	155,882
	Macromill, Inc.	234,500	2,156,735
	MarkLines Co. Ltd.	72,900	1,501,544
	Marvelous, Inc.	195,700	1,150,445
#	Members Co. Ltd.	50,400	1,199,573

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Mixi, Inc.	259,600	$4,465,765
*	Mobile Factory, Inc.	10,500	77,946
	MTI Ltd.	132,500	484,526
	Mynet, Inc.	3,500	15,048
# *	NexTone, Inc.	26,300	566,764
	Okinawa Cellular Telephone Co.	81,800	3,147,771
#	Orchestra Holdings, Inc.	3,000	58,600
	Oricon, Inc.	27,800	197,768
# *	PR Times, Inc.	11,900	193,806
	Proto Corp.	160,300	1,259,172
	Septeni Holdings Co. Ltd.	437,600	2,215,144
*	Shobunsha Holdings, Inc.	212,400	670,604
	SKY Perfect JSAT Holdings, Inc.	917,800	2,973,130
	Toei Co. Ltd.	700	92,844
	Tohokushinsha Film Corp.	94,800	445,496
*	Tokyu Recreation Co. Ltd.	19,200	742,763
#	Tow Co. Ltd.	253,800	615,207
	Trenders, Inc.	2,800	22,184
	TV Asahi Holdings Corp.	98,500	1,125,103
	Tv Tokyo Holdings Corp.	67,800	1,060,453
	Usen-Next Holdings Co. Ltd.	73,500	1,206,401
	ValueCommerce Co. Ltd.	107,900	3,152,999
#	V-Cube, Inc.	80,700	565,047
	Vector, Inc.	203,800	1,949,011
	Wowow, Inc.	37,900	449,345
#	Zenrin Co. Ltd.	222,450	1,617,890
	ZIGExN Co. Ltd.	62,900	148,323

TOTAL COMMUNICATION SERVICES			76,576,692

CONSUMER DISCRETIONARY — (14.2%)
	&Do Holdings Co. Ltd.	57,400	398,334
	Adastria Co. Ltd.	153,240	2,539,645
#	Adventure, Inc.	8,800	610,582
#	Aeon Fantasy Co. Ltd.	48,932	804,911
#	Ahresty Corp.	148,300	412,982
	Ainavo Holdings Co. Ltd.	5,600	40,252
#	Airtrip Corp.	40,600	989,466
	Aisan Industry Co. Ltd.	213,700	1,152,030
*	Akebono Brake Industry Co. Ltd.	578,900	683,663
#	Alleanza Holdings Co. Ltd.	80,800	622,072
	Alpen Co. Ltd.	98,500	1,493,069
#	Alpha Corp.	35,400	265,838
	Amiyaki Tei Co. Ltd.	28,200	630,262
#	AOKI Holdings, Inc.	244,500	1,150,764
	Aoyama Trading Co. Ltd.	249,400	1,268,302
	Arata Corp.	87,800	2,425,920
	Arcland Sakamoto Co. Ltd.	17,700	211,870
#	Arcland Service Holdings Co. Ltd.	94,800	1,638,261
	Asahi Co. Ltd.	110,100	1,126,430
	Asante, Inc.	16,800	189,598
	Ashimori Industry Co. Ltd.	29,499	209,921
	ASKUL Corp.	226,900	2,778,515
	Asti Corp.	19,400	249,211
*	Atsugi Co. Ltd.	95,600	394,676
	Aucnet, Inc.	61,600	724,654
	Autobacs Seven Co. Ltd.	438,800	4,620,135
	Avantia Co. Ltd.	66,500	433,222
	Baroque Japan Ltd.	90,200	544,523
#	Beauty Garage, Inc.	20,100	424,081

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Beenos, Inc.	30,500	$420,884
#	Belluna Co. Ltd.	335,500	1,884,554
	Benesse Holdings, Inc.	317,000	5,546,512
#	Bic Camera, Inc.	481,400	4,063,202
#	Bike O & Co. Ltd.	33,600	291,375
#	Bookoff Group Holdings Ltd.	66,600	510,481
#	Can Do Co. Ltd.	6,180	109,867
	Central Automotive Products Ltd.	80,500	1,295,765
#	Central Sports Co. Ltd.	45,800	839,487
#	Chiyoda Co. Ltd.	110,800	599,926
	Chofu Seisakusho Co. Ltd.	122,400	1,802,099
	Chuo Spring Co. Ltd.	81,700	422,448
	Cleanup Corp.	139,400	562,798
#	Colowide Co. Ltd.	92,000	1,177,512
	Corona Corp.	97,200	629,202
	Create Restaurants Holdings, Inc.	558,900	3,495,290
*	CROOZ, Inc.	22,400	122,633
	Curves Holdings Co. Ltd.	163,900	960,703
	Daido Metal Co. Ltd.	229,900	988,633
*	Daidoh Ltd.	59,200	63,427
	Daikoku Denki Co. Ltd.	50,900	500,088
	Daikyonishikawa Corp.	255,500	987,435
	Daimaruenawin Co. Ltd.	3,400	27,741
#	Dainichi Co. Ltd.	67,100	331,345
	DCM Holdings Co. Ltd.	735,000	6,068,707
#	Diamond Electric Holdings Co. Ltd.	3,400	24,613
	Doshisha Co. Ltd.	136,300	1,605,514
	Doutor Nichires Holdings Co. Ltd.	186,086	2,138,701
	Dynic Corp.	36,400	202,621
	Eagle Industry Co. Ltd.	168,200	1,340,198
	EAT & Holdings Co. Ltd.	33,000	554,847
#	EDION Corp.	526,900	4,741,562
#	Enigmo, Inc.	157,600	622,083
	ES-Con Japan Ltd.	27,400	160,585
#	Eslead Corp.	47,700	618,210
	ESTELLE Holdings Co. Ltd.	12,600	61,247
	Exedy Corp.	191,400	2,279,214
#	FCC Co. Ltd.	231,100	2,308,433
	Felissimo Corp.	20,600	179,534
	Fields Corp.	23,100	158,144
	Fine Sinter Co. Ltd.	10,300	110,291
#	First Juken Co. Ltd.	46,400	399,666
	First-corp, Inc.	45,300	275,065
#	FJ Next Holdings Co. Ltd.	106,600	818,714
	Foster Electric Co. Ltd.	134,000	713,489
#	F-Tech, Inc.	84,700	349,225
	Fuji Corp.	72,800	627,248
	Fuji Corp. Ltd.	175,400	836,139
	Fuji Kyuko Co. Ltd.	42,900	1,357,543
	Fujibo Holdings, Inc.	66,200	1,629,973
	Fujikura Composites, Inc.	121,100	635,377
	Fujishoji Co. Ltd.	52,700	346,189
*	Fujita Kanko, Inc.	9,700	175,639
	Fujitsu General Ltd.	6,400	113,754
	FuKoKu Co. Ltd.	66,400	480,020
#	Furukawa Battery Co. Ltd.	88,000	813,298
	Furyu Corp.	113,200	894,091
	Futaba Industrial Co. Ltd.	346,800	1,054,374
#	Gakkyusha Co. Ltd.	49,300	610,653

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Genki Sushi Co. Ltd.	29,900	$573,602
	Geo Holdings Corp.	188,400	1,826,885
#	Gift Holdings, Inc.	20,300	364,108
	GLOBERIDE, Inc.	106,198	2,142,860
	Golf Digest Online, Inc.	64,100	502,126
#	GSI Creos Corp.	63,184	578,610
	G-Tekt Corp.	145,100	1,396,611
	Gunze Ltd.	98,000	2,821,232
	H2O Retailing Corp.	542,045	3,545,669
	Hagihara Industries, Inc.	79,000	624,508
#	Hamee Corp.	36,100	303,103
	Handsman Co. Ltd.	43,500	370,507
	Happinet Corp.	99,600	1,162,280
	Hard Off Corp. Co. Ltd.	58,800	370,415
# *	Haruyama Holdings, Inc.	37,100	133,365
	Heian Ceremony Service Co. Ltd.	8,300	50,523
	Heiwa Corp.	185,200	2,784,592
#	HI-LEX Corp.	121,700	1,066,957
	Himaraya Co. Ltd.	32,100	231,141
	H-One Co. Ltd.	128,900	589,671
	Honeys Holdings Co. Ltd.	118,640	976,258
	Hoosiers Holdings	214,800	1,078,879
	Hotland Co. Ltd.	41,100	431,195
	IBJ, Inc.	125,900	691,559
	Ichibanya Co. Ltd.	57,958	2,153,521
	Ichikoh Industries Ltd.	194,100	561,048
	IDOM, Inc.	380,600	1,907,068
	IJTT Co. Ltd.	133,980	529,133
#	Imasen Electric Industrial	50,200	230,765
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	100,900	2,192,924
	J Front Retailing Co. Ltd.	548,700	4,111,752
#	JANOME Corp.	109,400	576,023
	Japan Best Rescue System Co. Ltd.	39,800	311,970
	Japan Wool Textile Co. Ltd.	318,400	2,379,947
	JINS Holdings, Inc.	82,900	2,732,247
# *	Joban Kosan Co. Ltd.	41,499	400,242
#	Joshin Denki Co. Ltd.	109,800	1,693,375
	Joyful Honda Co. Ltd.	129,000	1,547,116
	JP-Holdings, Inc.	360,900	591,646
#	JVCKenwood Corp.	1,051,800	1,493,768
# *	Kasai Kogyo Co. Ltd.	163,600	340,161
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	833,633
	Keiyo Co. Ltd.	245,000	1,729,149
	KeyHolder, Inc.	2,100	9,373
	KFC Holdings Japan Ltd.	84,900	1,860,338
#	King Co. Ltd.	54,100	221,597
# *	Kintetsu Department Store Co. Ltd.	23,800	470,406
#	Ki-Star Real Estate Co. Ltd.	50,100	2,066,546
	Kohnan Shoji Co. Ltd.	157,700	4,567,028
#	Kojima Co. Ltd.	197,700	965,998
#	Komatsu Matere Co. Ltd.	211,600	2,452,029
	KOMEDA Holdings Co. Ltd.	304,100	5,238,716
#	Komehyo Holdings Co. Ltd.	42,400	565,444
	Komeri Co. Ltd.	204,100	4,311,235
#	Konaka Co. Ltd.	163,506	426,970
#	K’s Holdings Corp.	659,100	6,527,143
#	KU Holdings Co. Ltd.	115,500	946,556
	Kurabo Industries Ltd.	114,100	1,565,430

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	KYB Corp.	122,000	$2,761,467
	LEC, Inc.	150,800	1,010,529
	LITALICO, Inc.	108,000	2,227,934
# *	Locondo, Inc.	21,000	163,004
#	Look Holdings, Inc.	37,100	439,504
	Mars Group Holdings Corp.	81,500	1,063,173
	Maruzen CHI Holdings Co. Ltd.	106,300	313,390
	Matsuoka Corp.	10,200	85,996
	Matsuyafoods Holdings Co. Ltd.	17,000	496,300
	Media Do Co. Ltd.	54,200	715,277
	Meiko Network Japan Co. Ltd.	61,200	274,887
#	Meiwa Estate Co. Ltd.	75,500	349,144
#	Mikuni Corp.	154,900	455,373
#	Mitsuba Corp.	204,690	553,658
	Mizuno Corp.	118,000	1,941,871
	Monogatari Corp.	66,800	2,785,567
	Morito Co. Ltd.	107,800	637,738
#	MrMax Holdings Ltd.	161,600	759,348
	Murakami Corp.	31,800	583,186
	Musashi Seimitsu Industry Co. Ltd.	302,800	3,077,221
	Nafco Co. Ltd.	54,200	700,526
	Nagase Brothers, Inc.	200	8,235
#	Nagawa Co. Ltd.	48,800	3,439,703
#	Nakayamafuku Co. Ltd.	74,400	198,439
	New Art Holdings Co. Ltd.	28,734	293,880
	Nextage Co. Ltd.	292,600	4,471,936
	NHK Spring Co. Ltd.	876,456	5,660,968
	Nichirin Co. Ltd.	61,160	731,968
	Nihon House Holdings Co. Ltd.	244,800	758,134
#	Nihon Plast Co. Ltd.	107,800	408,694
	Nihon Tokushu Toryo Co. Ltd.	81,900	505,703
	Nikki Co. Ltd.	2,100	30,216
#	Nippon Felt Co. Ltd.	84,000	275,653
#	Nippon Piston Ring Co. Ltd.	49,800	484,346
	Nippon Seiki Co. Ltd.	303,200	2,194,883
	Nishikawa Rubber Co. Ltd.	38,500	388,938
	Nishimatsuya Chain Co. Ltd.	258,300	3,170,165
	Nissan Shatai Co. Ltd.	477,300	2,081,570
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	283,011
	NITTAN Corp.	93,500	193,044
	Nojima Corp.	201,000	4,042,600
	NOK Corp.	321,180	2,732,686
#	Ohashi Technica, Inc.	68,600	680,727
	Ohsho Food Service Corp.	86,600	4,066,350
# *	Oisix ra daichi, Inc.	147,000	3,020,833
	Onward Holdings Co. Ltd.	633,700	1,183,515
#	Ozu Corp.	22,200	341,069
	Pacific Industrial Co. Ltd.	277,000	2,147,668
	PAL GROUP Holdings Co. Ltd.	139,800	1,560,183
#	PAPYLESS Co. Ltd.	26,600	264,096
	Paris Miki Holdings, Inc.	115,700	239,921
	PC Depot Corp.	183,381	434,461
	People Co. Ltd.	1,300	10,533
#	Piolax, Inc.	181,700	2,119,802
	Plenus Co. Ltd.	78,800	1,157,487
#	Premium Water Holdings, Inc.	8,100	159,146
#	Press Kogyo Co. Ltd.	598,500	1,798,132
#	Pressance Corp.	109,900	1,319,321
*	QB Net Holdings Co. Ltd.	50,300	558,203

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Raccoon Holdings, Inc.	111,700	$1,189,948
	Regal Corp.	1,500	21,616
	Resorttrust, Inc.	523,464	8,806,514
	Rhythm Co. Ltd.	43,600	562,926
	Riberesute Corp.	46,100	284,328
#	Ride On Express Holdings Co. Ltd.	46,900	420,920
*	Right On Co. Ltd.	94,925	515,109
#	Riken Corp.	50,100	914,253
	Riso Kyoiku Co. Ltd.	671,200	1,992,819
#	Rock Field Co. Ltd.	94,800	1,036,067
	Roland Corp.	46,300	1,597,808
	Round One Corp.	30,500	339,473
#	Sac’s Bar Holdings, Inc.	122,950	477,466
	San Holdings, Inc.	59,900	728,240
	Sanei Architecture Planning Co. Ltd.	55,200	714,229
	Sangetsu Corp.	291,250	3,489,190
	Sankyo Co. Ltd.	246,900	7,104,545
	Sankyo Seiko Co. Ltd.	235,700	994,205
	Sanoh Industrial Co. Ltd.	154,900	835,336
#	Sanyo Electric Railway Co. Ltd.	109,998	1,752,147
# *	Sanyo Shokai Ltd.	64,699	419,334
#	Scroll Corp.	189,200	1,156,844
	Seiko Holdings Corp.	165,881	2,840,036
	Seiren Co. Ltd.	284,000	4,501,224
	Senshukai Co. Ltd.	174,600	534,227
	Seria Co. Ltd.	133,400	2,608,757
#	Shidax Corp.	149,800	425,147
	Shikibo Ltd.	68,600	460,507
#	Shimojima Co. Ltd.	48,800	352,516
	Shin-Nihon Tatemono Co. Ltd.	29,800	90,143
	Shoei Co. Ltd.	152,600	5,661,355
*	Silver Life Co. Ltd.	15,300	168,517
#	Snow Peak, Inc.	186,400	3,416,857
#	SNT Corp.	164,500	274,163
	Soft99 Corp.	84,400	755,487
	Sotoh Co. Ltd.	49,100	332,353
	SPK Corp.	48,600	498,948
	Sprix Ltd.	31,300	292,686
	St. Marc Holdings Co. Ltd.	111,200	1,271,119
	Step Co. Ltd.	60,800	839,538
#	Suminoe Textile Co. Ltd.	31,100	448,153
	Sumitomo Riko Co. Ltd.	252,100	1,077,566
	Suncall Corp.	129,600	499,368
# *	SuRaLa Net Co. Ltd.	2,700	21,406
	Syuppin Co. Ltd.	134,200	1,271,853
#	T RAD Co. Ltd.	42,900	750,693
	Tachikawa Corp.	71,600	574,335
#	Tachi-S Co. Ltd.	195,940	1,525,827
#	Taiho Kogyo Co. Ltd.	113,300	557,950
	Takashimaya Co. Ltd.	914,300	8,339,552
	Takasho Co. Ltd.	15,400	81,399
#	Takihyo Co. Ltd.	30,600	257,751
#	Tama Home Co. Ltd.	101,400	1,978,670
	Tamron Co. Ltd.	103,400	1,822,772
#	Tbk Co. Ltd.	155,300	412,871
	Tear Corp.	60,900	207,597
#	Temairazu, Inc.	14,900	523,937
	T-Gaia Corp.	138,100	1,750,404
#	Tigers Polymer Corp.	79,800	264,469

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Toa Corp.	144,900	$783,098
	Toabo Corp.	42,099	125,712
	Tokai Rika Co. Ltd.	326,000	3,434,798
#	Token Corp.	46,450	3,091,962
*	Tokyo Base Co. Ltd.	130,100	329,186
#	Tokyo Individualized Educational Institute, Inc.	103,700	467,791
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	121,498
	Tokyotokeiba Co. Ltd.	99,900	3,399,428
	Tomy Co. Ltd.	567,193	5,381,288
	Topre Corp.	224,500	1,903,432
	Toridoll Holdings Corp.	306,200	5,553,200
	Toyo Tire Corp.	140,800	1,614,968
	Toyoda Gosei Co. Ltd.	16,800	244,641
	TPR Co. Ltd.	159,300	1,526,759
	Treasure Factory Co. Ltd.	10,300	76,340
	TS Tech Co. Ltd.	449,686	4,692,753
	TSI Holdings Co. Ltd.	310,995	727,835
# *	Tsukada Global Holdings, Inc.	86,100	211,903
	Tsukamoto Corp. Co. Ltd.	18,100	177,425
	Tsutsumi Jewelry Co. Ltd.	40,100	581,865
#	Twinbird Corp.	9,200	41,028
#	Unipres Corp.	241,100	1,387,793
*	Unitika Ltd.	373,200	803,380
	Univance Corp.	10,000	34,214
*	Universal Entertainment Corp.	98,000	1,753,444
	Valuence Holdings, Inc.	1,600	16,438
*	Village Vanguard Co. Ltd.	36,600	289,552
	VT Holdings Co. Ltd.	497,100	1,759,778
	Wacoal Holdings Corp.	267,700	3,813,049
#	Waseda Academy Co. Ltd.	43,600	353,231
	Watts Co. Ltd.	52,100	283,391
	Weds Co. Ltd.	14,500	53,135
	World Co. Ltd.	90,600	903,958
	Xebio Holdings Co. Ltd.	165,200	1,166,813
	Yachiyo Industry Co. Ltd.	48,100	243,822
	Yagi & Co. Ltd.	18,600	170,439
# *	Yamada Holdings Co. Ltd.	58,900	175,880
	Yamae Group Holdings Co. Ltd.	9,400	73,906
#	Yamato International, Inc.	100,500	220,714
#	Yasunaga Corp.	48,200	259,440
	Yellow Hat Ltd.	222,800	2,783,221
#	Yondoshi Holdings, Inc.	97,520	1,266,635
	Yonex Co. Ltd.	2,300	14,984
	Yorozu Corp.	126,100	750,937
	Yoshinoya Holdings Co. Ltd.	187,500	3,411,282
	Yutaka Giken Co. Ltd.	8,700	118,822
	Zojirushi Corp.	14,700	155,446

TOTAL CONSUMER DISCRETIONARY.			389,703,906

CONSUMER STAPLES — (7.6%)
#	Aeon Hokkaido Corp.	180,300	1,445,571
#	AFC-HD AMS Life Science Co. Ltd.	53,800	309,893
#	Ain Holdings, Inc.	147,300	6,607,099
#	Albis Co. Ltd.	38,700	667,659
	Arcs Co. Ltd.	274,400	4,344,155
	Artnature, Inc.	116,400	663,806
	Axial Retailing, Inc.	108,000	2,828,405
	Belc Co. Ltd.	67,800	2,887,423
	Bourbon Corp.	54,800	879,113

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Bull-Dog Sauce Co. Ltd.	3,000	$43,947
	Cawachi Ltd.	77,000	1,213,498
	C’BON COSMETICS Co. Ltd.	10,800	142,157
	Chubu Shiryo Co. Ltd.	132,400	1,040,146
	Chuo Gyorui Co. Ltd.	9,800	216,079
	Como Co. Ltd.	2,600	52,607
#	Cota Co. Ltd.	113,591	1,248,417
	Create SD Holdings Co. Ltd.	128,200	2,932,334
#	Daikokutenbussan Co. Ltd.	35,700	1,313,871
	Delica Foods Holdings Co. Ltd.	66,400	273,321
	DyDo Group Holdings, Inc.	59,300	2,299,089
	Earth Corp.	74,600	3,152,742
	Ebara Foods Industry, Inc.	30,900	686,823
	Eco’s Co. Ltd.	46,600	712,361
	Ensuiko Sugar Refining Co. Ltd.	86,200	140,640
	Ezaki Glico Co. Ltd.	144,500	4,142,610
	Feed One Co. Ltd.	155,448	793,017
#	Fuji Co. Ltd.	118,700	2,040,649
	Fuji Oil Holdings, Inc.	195,000	2,767,408
	Fujicco Co. Ltd.	124,100	1,939,208
	Fujiya Co. Ltd.	70,000	1,293,607
#	G-7 Holdings, Inc.	141,300	1,774,425
	Genky DrugStores Co. Ltd.	51,000	1,430,787
#	HABA Laboratories, Inc.	15,000	234,658
	Hagoromo Foods Corp.	17,900	424,110
	Halows Co. Ltd.	56,100	1,340,733
	Heiwado Co. Ltd.	194,900	2,940,285
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	592,797
	Hokuto Corp.	140,000	2,198,965
#	Ichimasa Kamaboko Co. Ltd.	46,500	297,770
	Imuraya Group Co. Ltd.	61,500	1,062,979
#	Inageya Co. Ltd.	35,200	365,209
*	I-NE Co. Ltd.	4,100	105,766
	Itochu-Shokuhin Co. Ltd.	35,100	1,340,199
	Itoham Yonekyu Holdings, Inc.	706,300	3,554,839
	Iwatsuka Confectionery Co. Ltd.	8,700	265,220
	JM Holdings Co. Ltd.	77,000	963,572
	J-Oil Mills, Inc.	122,300	1,495,046
	Kadoya Sesame Mills, Inc.	15,600	424,524
	Kagome Co. Ltd.	119,500	2,990,612
#	Kakiyasu Honten Co. Ltd.	53,400	978,172
#	Kameda Seika Co. Ltd.	86,000	2,799,166
#	Kaneko Seeds Co. Ltd.	44,700	617,588
	Kanemi Co. Ltd.	1,200	24,845
	Kansai Food Market Ltd.	47,300	490,309
	Kato Sangyo Co. Ltd.	152,100	3,946,711
	Kenko Mayonnaise Co. Ltd.	73,300	783,807
#	Kitanotatsujin Corp.	367,500	483,603
	KOIKE YA, Inc.	300	12,070
	Kusuri no Aoki Holdings Co. Ltd.	74,900	3,318,379
	Kyokuyo Co. Ltd.	59,999	1,501,706
	Lacto Japan Co. Ltd.	47,000	721,219
	Life Corp.	72,400	1,651,580
	Mandom Corp.	124,400	1,236,875
	Marudai Food Co. Ltd.	129,900	1,517,418
	Maruha Nichiro Corp.	216,707	3,988,284
	Maxvalu Tokai Co. Ltd.	47,000	938,403
#	Medical System Network Co. Ltd.	155,300	602,961
	Megmilk Snow Brand Co. Ltd.	280,000	4,173,634

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Meito Sangyo Co. Ltd.	54,100	$674,051
	Milbon Co. Ltd.	159,852	6,693,147
#	Ministop Co. Ltd.	90,500	974,596
	Mitsubishi Shokuhin Co. Ltd.	103,900	2,575,255
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,665,291
	Miyoshi Oil & Fat Co. Ltd.	42,900	380,233
	Morinaga & Co. Ltd.	189,199	5,866,812
	Morinaga Milk Industry Co. Ltd.	900	36,245
	Morozoff Ltd.	37,800	874,211
	MTG Co. Ltd.	24,700	275,349
#	Nagatanien Holdings Co. Ltd.	74,900	1,129,224
	Nakamuraya Co. Ltd.	27,299	658,829
	Natori Co. Ltd.	65,000	1,008,831
#	Nichimo Co. Ltd.	17,000	341,981
	Nihon Chouzai Co. Ltd.	73,420	714,278
	Niitaka Co. Ltd.	12,360	227,177
	Nippn Corp.	346,000	4,500,243
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	837,339
	Nippon Suisan Kaisha Ltd.	1,893,700	8,361,278
	Nishimoto Co. Ltd.	19,500	418,817
	Nisshin Oillio Group Ltd.	156,000	3,530,477
#	Nissin Sugar Co. Ltd.	98,600	1,301,843
	Nitto Fuji Flour Milling Co. Ltd.	16,200	524,962
	Noevir Holdings Co. Ltd.	83,400	3,270,036
#	Oenon Holdings, Inc.	294,200	718,462
# *	OIE Sangyo Co. Ltd.	22,000	154,808
	Okuwa Co. Ltd.	155,300	1,042,319
	Olympic Group Corp.	52,200	266,585
	OUG Holdings, Inc.	21,300	437,804
#	Pickles Corp.	56,900	555,313
	Pigeon Corp.	118,400	2,019,314
# *	Premier Anti-Aging Co. Ltd.	2,400	69,018
	Prima Meat Packers Ltd.	178,700	2,930,347
	Qol Holdings Co. Ltd.	165,500	1,393,048
	Retail Partners Co. Ltd.	107,600	937,391
	Riken Vitamin Co. Ltd.	143,900	1,891,635
	Rokko Butter Co. Ltd.	84,200	1,003,285
	S Foods, Inc.	116,762	2,716,447
	S&B Foods, Inc.	42,798	1,189,435
#	Sagami Rubber Industries Co. Ltd.	57,700	326,155
	Sakata Seed Corp.	14,000	471,404
	San-A Co. Ltd.	116,600	3,660,349
	Sapporo Holdings Ltd.	392,620	8,172,025
	Sato Foods Co. Ltd.	800	29,631
	Satudora Holdings Co. Ltd.	3,900	19,899
#	Shinnihonseiyaku Co. Ltd.	34,100	380,554
	Shinobu Foods Products Co. Ltd.	1,600	7,492
#	Shoei Foods Corp.	68,000	2,042,321
	Showa Sangyo Co. Ltd.	114,300	2,312,190
#	Soiken Holdings, Inc.	39,400	92,654
	ST Corp.	36,100	419,244
	Starzen Co. Ltd.	90,600	1,379,140
	Takara Holdings, Inc.	353,300	2,975,806
	Toho Co. Ltd.	49,900	432,418
#	Torigoe Co. Ltd. (The)	94,500	470,157
	Toyo Sugar Refining Co. Ltd.	14,500	109,723
#	Transaction Co. Ltd.	89,700	724,753
	United Super Markets Holdings, Inc.	353,200	2,988,311
	Valor Holdings Co. Ltd.	225,800	3,557,334

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	$1,128,917
#	Watahan & Co. Ltd.	94,100	964,447
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	429,203
#	YAKUODO Holdings Co. Ltd.	69,400	962,484
	Yamami Co.	1,200	15,608
#	YA-MAN Ltd.	194,200	1,850,993
	Yamatane Corp.	59,900	767,271
#	Yamaya Corp.	23,500	451,025
#	Yamazawa Co. Ltd.	11,800	139,019
#	Yaoko Co. Ltd.	28,500	1,507,726
	Yokorei Co. Ltd.	310,600	2,075,921
	Yomeishu Seizo Co. Ltd.	48,700	648,231
*	Yoshimura Food Holdings KK	29,300	120,726
# *	Yuasa Funashoku Co. Ltd.	14,300	285,589
	Yukiguni Maitake Co. Ltd.	18,600	150,073
	Yutaka Foods Corp.	3,900	54,381

TOTAL CONSUMER STAPLES			208,955,771

ENERGY — (1.0%)
	BP Castrol KK	44,100	430,041
	Cosmo Energy Holdings Co. Ltd.	335,800	8,342,741
	Fuji Kosan Co. Ltd.	4,400	30,007
#	Fuji Oil Co. Ltd.	292,200	628,378
	Itochu Enex Co. Ltd.	356,500	2,951,549
	Japan Oil Transportation Co. Ltd.	15,500	308,728
#	Japan Petroleum Exploration Co. Ltd.	226,200	4,509,067
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,527,520
	Modec, Inc.	134,300	1,259,217
	Nippon Coke & Engineering Co. Ltd.	978,100	1,025,591
	Sala Corp.	324,100	1,558,638
	San-Ai Oil Co. Ltd.	390,600	2,867,417
	Sinanen Holdings Co. Ltd.	46,900	1,169,060
	Toa Oil Co. Ltd.	46,200	958,885
	Toyo Kanetsu KK	48,700	910,480

TOTAL ENERGY.			28,477,319

FINANCIALS — (8.9%)
	77 Bank Ltd.	364,552	4,520,268
#	Advance Create Co. Ltd.	63,400	452,474
	AEON Financial Service Co. Ltd.	124,500	1,144,578
	Aichi Bank Ltd. (The)	48,700	1,722,214
#	Aiful Corp.	2,090,100	5,957,456
#	Aizawa Securities Group Co. Ltd.	205,200	1,058,437
	Akatsuki Corp.	144,000	342,777
	Akita Bank Ltd. (The)	88,440	1,135,498
	Anicom Holdings, Inc.	108,300	510,863
*	Aruhi Corp.	162,500	1,250,673
	Asax Co. Ltd.	9,300	42,320
#	Awa Bank Ltd.	233,000	3,845,753
	Bank of Iwate Ltd. (The)	82,982	1,230,849
#	Bank of Kochi Ltd. (The)	56,100	328,663
#	Bank of Nagoya Ltd. (The)	75,630	1,825,306
	Bank of Saga Ltd. (The)	84,920	933,714
	Bank of the Ryukyus Ltd.	262,280	1,634,184
#	Bank of Toyama Ltd. (The)	14,500	224,450
#	Casa, Inc.	28,400	173,769
#	Chiba Kogyo Bank Ltd. (The)	264,158	551,775
	Chugoku Bank Ltd.	607,300	4,465,815

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	FINANCIALS — (Continued)
#	Chukyo Bank Ltd. (The)	61,400	$776,204
#	Credit Saison Co. Ltd.	735,700	8,286,519
	Daishi Hokuetsu Financial Group, Inc.	262,500	5,077,369
#	Daito Bank Ltd.	62,600	315,425
	eGuarantee, Inc.	217,000	3,602,294
#	Ehime Bank Ltd. (The)	211,700	1,502,441
	Entrust, Inc.	54,900	218,889
	FIDEA Holdings Co. Ltd.	128,790	1,279,880
#	Financial Products Group Co. Ltd.	106,900	654,197
	First Bank of Toyama Ltd. (The)	319,000	798,617
#	First Brothers Co. Ltd.	34,600	222,052
#	Fukui Bank Ltd. (The)	127,100	1,325,737
	Fukushima Bank Ltd.	17,200	28,230
	Fuyo General Lease Co. Ltd.	116,200	6,286,985
#	GMO Financial Holdings, Inc.	249,100	1,545,180
	Gunma Bank Ltd.	2,064,840	5,935,474
	Hachijuni Bank Ltd.	1,459,600	4,813,379
#	Hirogin Holdings, Inc.	1,534,800	7,562,207
*	Hirose Tusyo, Inc.	20,800	369,166
#	Hokkoku Financial Holdings, Inc.	145,200	4,188,657
	Hokuhoku Financial Group, Inc.	801,100	5,420,939
	HS Holdings Co. Ltd.	152,200	1,535,865
	Hyakugo Bank Ltd.	1,393,709	3,688,514
	Hyakujushi Bank Ltd. (The)	134,700	1,747,933
	Ichiyoshi Securities Co. Ltd.	230,400	1,014,178
	IwaiCosmo Holdings, Inc.	123,900	1,207,134
	Iyo Bank Ltd.	1,034,718	5,017,239
	J Trust Co. Ltd.	345,400	831,309
	Jaccs Co. Ltd.	147,700	3,735,016
	JAFCO Group Co. Ltd.	592,800	7,146,889
*	Japan Asia Investment Co. Ltd.	82,100	149,355
#	Japan Investment Adviser Co. Ltd.	70,300	638,308
#	Japan Securities Finance Co. Ltd.	581,200	4,198,189
#	Jimoto Holdings, Inc.	113,150	531,187
#	J-Lease Co. Ltd.	31,900	358,247
	Juroku Financial Group, Inc.	191,700	3,220,029
	Keiyo Bank Ltd.	669,700	2,552,130
#	Kita-Nippon Bank Ltd. (The)	43,506	519,063
	Kiyo Bank Ltd.	417,390	4,578,256
#	Kyokuto Securities Co. Ltd.	152,800	822,546
	Kyushu Financial Group, Inc.	1,601,937	4,916,103
#	Kyushu Leasing Service Co. Ltd.	34,000	153,369
*	M&A Capital Partners Co. Ltd.	92,100	2,860,695
#	Marusan Securities Co. Ltd.	336,700	1,280,800
#	Matsui Securities Co. Ltd.	479,400	2,965,002
	Mercuria Holdings Co. Ltd.	58,400	266,955
#	Minkabu The Infonoid, Inc.	21,700	442,094
#	Mito Securities Co. Ltd.	359,500	724,286
	Miyazaki Bank Ltd. (The)	102,900	1,635,009
#	Mizuho Leasing Co. Ltd.	180,700	4,188,752
	Monex Group, Inc.	1,059,200	4,830,744
	Money Partners Group Co. Ltd.	149,100	294,930
	Morningstar Japan KK.	118,600	503,955
#	Mortgage Service Japan Ltd.	26,100	198,105
	Musashino Bank Ltd. (The)	193,500	2,646,743
#	Nagano Bank Ltd. (The)	43,899	433,472
	Nanto Bank Ltd.	185,100	2,895,979
	NEC Capital Solutions Ltd.	60,200	911,325
	Nishi-Nippon Financial Holdings, Inc.	803,500	4,829,331

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	North Pacific Bank Ltd.	1,785,600	$3,385,764
# *	OAK Capital Corp.	300,200	172,301
	Ogaki Kyoritsu Bank Ltd.	228,700	3,351,884
	Oita Bank Ltd. (The)	84,199	1,200,138
#	Okasan Securities Group, Inc.	971,900	2,602,128
	Okinawa Financial Group, Inc.	143,060	2,449,046
	Orient Corp.	2,808,900	2,696,233
	Premium Group Co. Ltd.	49,300	1,462,927
#	Procrea Holdings, Inc.	245,472	3,391,495
	Ricoh Leasing Co. Ltd.	97,600	2,556,451
	San ju San Financial Group, Inc.	118,793	1,284,672
	San-In Godo Bank Ltd. (The)	966,000	4,795,962
*	SBI Insurance Group Co. Ltd.	7,600	58,324
	Senshu Ikeda Holdings, Inc.	1,232,328	1,686,085
	Seven Bank Ltd.	787,400	1,471,898
#	Shiga Bank Ltd.	289,400	5,442,030
	Shikoku Bank Ltd. (The)	240,900	1,439,790
	Shimizu Bank Ltd. (The)	58,200	698,388
#	Sparx Group Co. Ltd.	594,900	1,173,132
	Strike Co. Ltd.	51,700	1,574,399
	Suruga Bank Ltd.	900,700	2,825,798
	Taiko Bank Ltd. (The)	41,800	423,391
	Tochigi Bank Ltd. (The)	565,200	1,052,558
#	Toho Bank Ltd. (The)	1,273,900	1,984,610
#	Tohoku Bank Ltd. (The)	64,700	497,325
	Tokai Tokyo Financial Holdings, Inc.	1,378,200	4,088,537
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,306,903
#	Tomato Bank Ltd.	54,500	428,440
	TOMONY Holdings, Inc.	937,250	2,370,540
#	Tottori Bank Ltd. (The)	56,400	516,971
	Towa Bank Ltd. (The)	210,300	873,402
	Toyo Securities Co. Ltd.	390,800	524,205
	Traders Holdings Co. Ltd.	13,720	34,884
#	Tsukuba Bank Ltd.	461,800	691,757
*	Uzabase, Inc.	76,400	444,647
	Yamagata Bank Ltd. (The)	143,600	956,474
	Yamaguchi Financial Group, Inc.	1,237,672	6,786,365
	Yamanashi Chuo Bank Ltd. (The)	162,526	1,230,576

TOTAL FINANCIALS			244,961,143

HEALTH CARE — (4.6%)
	Advantage Risk Management Co. Ltd.	41,900	162,646
	As One Corp.	4,000	212,372
	ASKA Pharmaceutical Holdings Co. Ltd.	143,200	1,307,273
	Astena Holdings Co. Ltd.	194,800	650,747
	BML, Inc.	148,200	3,814,013
#	Carenet, Inc.	130,800	832,757
	CE Holdings Co. Ltd.	9,500	33,645
# *	CellSource Co. Ltd.	21,100	610,513
	Charm Care Corp. KK.	113,900	1,137,887
	CMIC Holdings Co. Ltd.	63,200	727,504
	Create Medic Co. Ltd.	38,700	291,788
#	Daiken Medical Co. Ltd.	116,700	462,943
	Daito Pharmaceutical Co. Ltd.	78,580	1,571,764
#	DATA HORIZON Co. Ltd.	3,600	59,414
#	Dvx, Inc.	44,300	360,345
	Eiken Chemical Co. Ltd.	203,900	2,700,509
	Elan Corp.	208,600	1,628,839
	EM Systems Co. Ltd.	24,900	177,027

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	FALCO HOLDINGS Co. Ltd.	53,300	$864,154
	FINDEX, Inc.	94,500	454,355
	France Bed Holdings Co. Ltd.	158,600	1,072,239
	Fuji Pharma Co. Ltd.	99,100	723,382
#	Fukuda Denshi Co. Ltd.	63,200	3,639,436
#	Fuso Pharmaceutical Industries Ltd.	42,600	701,295
# *	GNI Group Ltd.	54,200	475,500
	H.U. Group Holdings, Inc.	352,600	7,856,798
#	Hogy Medical Co. Ltd.	110,500	2,759,516
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	249,459
	I’rom Group Co. Ltd.	31,800	479,619
*	Japan Animal Referral Medical Center Co. Ltd.	9,600	131,140
*	Japan Hospice Holdings, Inc.	11,300	149,369
	Japan Lifeline Co. Ltd.	396,000	3,300,779
	Japan Medical Dynamic Marketing, Inc.	104,500	1,273,060
	JMS Co. Ltd.	104,457	473,584
	Kaken Pharmaceutical Co. Ltd.	149,700	4,536,228
	Kanamic Network Co. Ltd.	139,700	542,826
#	Kissei Pharmaceutical Co. Ltd.	175,800	3,478,764
	Koa Shoji Holdings Co. Ltd.	4,100	27,362
#	KYORIN Holdings, Inc.	261,400	3,801,377
	Linical Co. Ltd.	69,400	434,758
	Mani, Inc.	317,400	3,624,714
	Medical Data Vision Co. Ltd.	171,100	1,280,217
	Medikit Co. Ltd.	2,000	35,563
	Medius Holdings Co. Ltd.	68,500	529,882
# *	MedPeer, Inc.	76,300	1,746,532
	Menicon Co. Ltd.	185,800	3,968,577
#	Mizuho Medy Co. Ltd.	22,400	340,883
	Mochida Pharmaceutical Co. Ltd.	50,598	1,441,244
	Nakanishi, Inc.	295,400	4,828,312
# *	Nichi-iko Pharmaceutical Co. Ltd.	323,550	1,945,513
#	Nippon Chemiphar Co. Ltd.	13,400	201,482
	Nipro Corp.	809,400	6,377,768
	Nissui Pharmaceutical Co. Ltd.	78,000	594,642
	Paramount Bed Holdings Co. Ltd.	254,000	4,230,356
*	PeptiDream, Inc.	62,200	1,003,215
	Precision System Science Co. Ltd.	4,800	15,704
#	Rion Co. Ltd.	54,600	960,524
	Sawai Group Holdings Co. Ltd.	155,000	5,199,422
#	Seed Co. Ltd.	68,100	265,502
	Seikagaku Corp.	233,700	1,517,526
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,316,621
	Ship Healthcare Holdings, Inc.	278,600	4,653,715
#	Shofu, Inc.	69,900	866,442
	Software Service, Inc.	18,800	841,654
	Solasto Corp.	327,100	2,262,095
#	St-Care Holding Corp.	81,600	516,247
# *	Taiko Pharmaceutical Co. Ltd.	55,900	257,954
	Techno Medica Co. Ltd.	14,700	176,029
#	Toho Holdings Co. Ltd.	298,300	4,842,222
	Tokai Corp.	138,600	1,836,416
	Torii Pharmaceutical Co. Ltd.	90,800	2,281,859
#	Towa Pharmaceutical Co. Ltd.	173,300	3,686,385
#	Trans Genic, Inc.	51,100	155,350
	Tsumura & Co.	163,200	4,015,505
#	Value HR Co. Ltd.	92,800	994,795
	Vital KSK Holdings, Inc.	262,800	1,541,716
# *	Wakamoto Pharmaceutical Co. Ltd.	112,300	242,124

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	WIN-Partners Co. Ltd.	106,100	$812,607
	ZERIA Pharmaceutical Co. Ltd.	17,300	264,705

TOTAL HEALTH CARE.			125,839,005

INDUSTRIALS — (28.7%)
#	A&A Material Corp.	26,000	173,231
	Advan Group Co. Ltd.	146,500	922,908
	Aeon Delight Co. Ltd.	105,900	2,263,497
	Aichi Corp.	224,800	1,564,266
	Aida Engineering Ltd.	310,500	2,300,336
	Airtech Japan Ltd.	2,000	16,019
	AIT Corp.	8,100	98,525
	Ajis Co. Ltd.	28,900	501,458
	Alconix Corp.	143,100	1,545,988
#	Alinco, Inc.	80,500	528,447
	Alps Logistics Co. Ltd.	111,600	917,933
	Altech Corp.	101,970	1,524,807
	Anest Iwata Corp.	220,200	1,397,068
	Asahi Diamond Industrial Co. Ltd.	352,700	1,545,527
#	Asahi Kogyosha Co. Ltd.	51,400	624,385
#	Asanuma Corp.	42,100	1,648,832
#	Asukanet Co. Ltd.	31,200	256,053
	Bando Chemical Industries Ltd.	213,500	1,399,448
#	Br Holdings Corp.	202,000	453,987
#	Bunka Shutter Co. Ltd.	351,900	2,644,658
	Canare Electric Co. Ltd.	21,200	272,420
#	Careerlink Co. Ltd.	7,600	81,705
	Central Glass Co. Ltd.	217,900	4,012,412
	Central Security Patrols Co. Ltd.	53,000	855,514
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	849,858
*	Chiyoda Corp.	850,900	2,813,373
	Chiyoda Integre Co. Ltd.	67,900	1,142,377
	Chori Co. Ltd.	73,000	1,071,395
	Chudenko Corp.	190,900	3,068,469
#	Chugai Ro Co. Ltd.	37,600	426,733
#	Chuo Warehouse Co. Ltd.	21,000	154,816
	CKD Corp.	213,800	2,768,648
	CMC Corp.	30,200	276,430
	Comany, Inc.	4,700	42,502
	Cosel Co. Ltd.	146,800	855,966
	Creek & River Co. Ltd.	67,100	1,083,164
	CTI Engineering Co. Ltd.	70,900	1,243,391
	CTS Co. Ltd.	157,100	1,044,960
#	Dai-Dan Co. Ltd.	90,900	1,482,379
#	Daido Kogyo Co. Ltd.	51,800	364,680
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	460,278
	Daihen Corp.	128,100	3,664,604
#	Daiho Corp.	91,600	3,135,775
	Dai-Ichi Cutter Kogyo KK.	46,300	484,821
	Daiichi Jitsugyo Co. Ltd.	52,700	1,530,230
	Daiichi Kensetsu Corp.	35,200	347,216
	Daiki Axis Co. Ltd.	41,900	234,468
	Daiohs Corp.	22,100	177,099
	Daiseki Co. Ltd.	291,355	10,478,926
#	Daiseki Eco. Solution Co. Ltd.	39,159	313,402
#	Daisue Construction Co. Ltd.	48,200	481,592
	Daiwa Industries Ltd.	196,200	1,673,387
#	Denyo Co. Ltd.	96,400	1,192,730
	DMG Mori Co. Ltd.	728,000	9,136,670

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	DMW Corp.	4,800	$118,560
	Duskin Co. Ltd.	266,000	5,674,219
	Ebara Jitsugyo Co. Ltd.	64,800	1,186,347
#	Eidai Co. Ltd.	184,700	394,223
#	EJ Holdings, Inc.	30,100	266,730
	en Japan, Inc.	159,400	3,745,249
	Endo Lighting Corp.	56,300	379,958
	Enshu Ltd.	10,799	56,760
	Envipro Holdings, Inc.	34,400	262,641
#	ERI Holdings Co. Ltd.	14,100	133,861
	Escrow Agent Japan, Inc.	136,700	178,451
	EXEO Group, Inc.	21,800	362,922
	F&M Co. Ltd.	44,400	481,676
# *	FDK Corp.	64,298	358,409
#	Forum Engineering, Inc.	21,100	134,429
	Freund Corp.	75,600	427,990
	Fudo Tetra Corp.	102,380	1,224,034
	Fuji Corp.	326,900	5,454,175
	Fuji Die Co. Ltd.	55,300	278,030
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	35,355
	Fujikura Ltd.	1,693,000	8,008,730
	Fujimak Corp.	12,600	72,275
	Fujisash Co. Ltd.	573,900	317,571
	Fujitec Co. Ltd.	96,200	2,073,302
	Fukuda Corp.	53,500	1,892,252
	Fukushima Galilei Co. Ltd.	82,900	2,401,037
	Fukuvi Chemical Industry Co. Ltd.	10,600	48,576
	Fukuyama Transporting Co. Ltd.	83,257	2,330,336
	FULLCAST Holdings Co. Ltd.	126,600	2,422,245
	Funai Soken Holdings, Inc.	241,570	4,051,177
	Furukawa Co. Ltd.	197,100	1,924,174
	Furukawa Electric Co. Ltd.	424,300	6,890,241
	Futaba Corp.	208,200	1,063,359
	Gakujo Co. Ltd.	5,600	39,427
	Gecoss Corp.	95,900	577,111
	Giken Ltd.	5,400	148,177
	Glory Ltd.	288,055	4,633,355
	gremz, Inc.	23,900	298,285
#	GS Yuasa Corp.	393,683	6,826,602
	Hamakyorex Co. Ltd.	105,000	2,354,551
	Hanwa Co. Ltd.	226,600	5,538,913
	Hashimoto Sogyo Holdings Co. Ltd.	4,070	61,850
	Hazama Ando Corp.	1,168,600	8,119,262
#	Helios Techno Holding Co. Ltd.	109,800	237,211
	Hibiya Engineering Ltd.	110,700	1,623,574
	Hirakawa Hewtech Corp.	70,800	602,860
#	Hirano Tecseed Co. Ltd.	59,400	908,729
#	Hirata Corp.	31,100	1,142,747
	Hisaka Works Ltd.	127,300	751,718
	Hitachi Zosen Corp.	1,034,779	5,583,909
	Hito Communications Holdings, Inc.	43,900	523,448
	Hokuetsu Industries Co. Ltd.	139,500	949,071
#	Hokuriku Electrical Construction Co. Ltd.	89,040	526,995
	Hosokawa Micron Corp.	89,900	1,704,327
	Howa Machinery Ltd.	65,100	395,352
#	Ichikawa Co. Ltd.	1,000	10,787
#	Ichiken Co. Ltd.	33,600	473,553
#	Ichinen Holdings Co. Ltd.	125,100	1,225,395
	Idec Corp.	191,700	3,383,717

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Ihara Science Corp.	52,200	$799,784
	Iino Kaiun Kaisha Ltd.	513,400	2,906,703
*	Impact HD, Inc.	20,500	492,993
	Imura Envelope Co., Inc.	13,700	92,032
	Inaba Denki Sangyo Co. Ltd.	323,900	6,352,464
	Inaba Seisakusho Co. Ltd.	62,800	619,256
	Inabata & Co. Ltd.	290,000	4,745,468
	INFRONEER Holdings, Inc.	559,188	4,073,153
	Insource Co. Ltd.	138,750	2,363,104
#	Inui Global Logistics Co. Ltd.	67,580	865,245
	IR Japan Holdings Ltd.	41,300	1,307,937
	Iseki & Co. Ltd.	122,800	1,161,059
	Ishii Iron Works Co. Ltd.	11,000	248,007
	Itoki Corp.	213,100	579,523
	Iwaki Co. Ltd.	56,100	477,430
	Iwasaki Electric Co. Ltd.	42,200	752,638
	JAC Recruitment Co. Ltd.	105,100	1,479,241
	Japan Elevator Service Holdings Co. Ltd.	355,100	4,640,753
#	Japan Foundation Engineering Co. Ltd.	122,400	722,670
	Japan Pulp & Paper Co. Ltd.	73,400	2,149,776
	Japan Steel Works Ltd.	130,400	3,670,053
	Japan Transcity Corp.	244,600	1,116,227
	JDC Corp.	68,600	281,953
	JGC Holdings Corp.	88,500	1,001,483
#	JK Holdings Co. Ltd.	94,440	778,897
	Juki Corp.	174,000	1,157,313
	Kamei Corp.	150,100	1,205,003
	Kanaden Corp.	114,900	837,987
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,102,807
	Kaname Kogyo Co. Ltd.	1,300	8,362
#	Kanamoto Co. Ltd.	210,000	3,138,113
	Kandenko Co. Ltd.	629,700	3,993,303
	Kanematsu Corp.	506,325	5,232,931
	Katakura Industries Co. Ltd.	151,500	2,941,347
#	Kato Works Co. Ltd.	62,800	373,023
	Kawada Technologies, Inc.	32,300	885,961
	Kawagishi Bridge Works Co. Ltd.	8,700	191,514
	Kawanishi Warehouse Co. Ltd.	1,700	14,650
#	Kawasaki Kinkai Kisen Kaisha Ltd.	7,899	236,904
	Kawata Manufacturing Co. Ltd.	25,100	190,461
	Keihin Co. Ltd.	15,700	171,653
	KFC Ltd.	8,700	114,821
#	Kimura Chemical Plants Co. Ltd.	98,900	618,705
	Kimura Unity Co. Ltd.	23,500	254,677
	King Jim Co. Ltd.	58,000	408,000
#	Kinki Sharyo Co. Ltd. (The)	16,599	151,948
	Kintetsu World Express, Inc.	240,800	5,736,457
	Kitagawa Corp.	54,200	521,381
	Kitano Construction Corp.	24,872	409,579
	Kito Corp.	132,700	1,723,567
	Kitz Corp.	407,200	2,069,927
# *	Kobe Electric Railway Co. Ltd.	37,299	929,172
#	Koike Sanso Kogyo Co. Ltd.	13,400	199,680
	Kokusai Co. Ltd.	51,600	243,833
#	Kokusai Pulp & Paper Co. Ltd.	47,700	108,148
	Kokuyo Co. Ltd.	427,025	5,561,646
#	KOMAIHALTEC, Inc.	20,300	301,880
	Komatsu Wall Industry Co. Ltd.	49,300	700,297
	Komori Corp.	302,500	1,716,604

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kondotec, Inc.	114,200	$950,425
	Konoike Transport Co. Ltd.	178,300	1,582,596
# *	Kosaido Holdings Co. Ltd.	131,400	807,550
	Kozo Keikaku Engineering, Inc.	21,200	419,163
	KRS Corp.	75,600	618,064
	Kumagai Gumi Co. Ltd.	235,700	4,918,791
	Kuroda Precision Industries Ltd.	700	11,576
	Kyodo Printing Co. Ltd.	45,800	947,758
#	Kyokuto Boeki Kaisha Ltd.	33,000	549,753
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,072,825
#	Kyoritsu Printing Co. Ltd.	151,200	156,319
	Kyudenko Corp.	175,700	3,984,500
	LIKE, Inc.	68,700	1,137,254
	Link & Motivation, Inc.	234,300	824,337
	Lonseal Corp.	13,900	152,250
	Mabuchi Motor Co. Ltd.	216,100	5,771,704
#	Maezawa Industries, Inc.	49,000	238,797
#	Maezawa Kasei Industries Co. Ltd.	85,100	831,796
	Maezawa Kyuso Industries Co. Ltd.	122,700	862,952
	Makino Milling Machine Co. Ltd.	153,400	4,726,770
*	Management Solutions Co. Ltd.	37,300	1,321,287
	Marufuji Sheet Piling Co. Ltd.	11,800	173,845
	MARUKA FURUSATO Corp.	92,507	2,434,886
#	Marumae Co. Ltd.	31,900	527,552
#	Maruwa Unyu Kikan Co. Ltd.	132,200	1,543,436
	Maruyama Manufacturing Co., Inc.	18,800	223,367
	Maruzen Co. Ltd.	65,800	903,515
	Maruzen Showa Unyu Co. Ltd.	81,800	1,996,706
#	Matching Service Japan Co. Ltd.	52,000	324,437
	Matsuda Sangyo Co. Ltd.	82,782	1,453,621
#	Matsui Construction Co. Ltd.	125,500	624,901
	Max Co. Ltd.	164,100	2,001,845
	Meidensha Corp.	224,410	4,063,882
	Meiho Facility Works Ltd.	36,100	193,321
#	Meiji Electric Industries Co. Ltd.	52,500	411,551
#	Meiji Shipping Co. Ltd.	94,000	521,535
	Meisei Industrial Co. Ltd.	227,500	1,191,071
	Meitec Corp.	162,400	8,620,177
#	Meiwa Corp.	145,600	981,404
# *	MetaReal Corp.	22,800	177,967
	METAWATER Co. Ltd.	161,500	2,670,104
	Midac Holdings Co. Ltd.	17,900	288,608
	Mie Kotsu Group Holdings, Inc.	346,700	1,226,063
	Mirai Industry Co. Ltd.	4,600	51,529
	Mirait Holdings Corp.	595,335	8,342,800
	Mitani Corp.	294,600	3,744,191
#	Mitani Sangyo Co. Ltd.	145,000	342,991
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	595,218
	Mitsubishi Logisnext Co. Ltd.	186,600	1,094,890
	Mitsubishi Logistics Corp.	141,100	3,252,007
	Mitsubishi Pencil Co. Ltd.	128,100	1,243,593
	Mitsuboshi Belting Ltd.	150,300	2,302,236
# *	Mitsui E&S Holdings Co. Ltd.	408,581	1,100,237
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,206,005
	Mitsui-Soko Holdings Co. Ltd.	128,400	2,387,005
	Mitsumura Printing Co. Ltd.	5,100	52,400
	Miyaji Engineering Group, Inc.	37,517	1,004,810
	Mori-Gumi Co. Ltd.	69,500	159,979
	Morita Holdings Corp.	209,700	2,012,605

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Musashi Co. Ltd.	5,000	$66,969
#	NAC Co. Ltd.	61,300	446,295
	Nachi-Fujikoshi Corp.	93,600	2,722,222
	Nadex Co. Ltd.	40,600	205,473
	Nagase & Co. Ltd.	578,600	8,291,354
	Naigai Trans Line Ltd.	41,700	598,713
#	Nakabayashi Co. Ltd.	113,400	429,749
	Nakakita Seisakusho Co. Ltd.	3,700	60,693
#	Nakamoto Packs Co. Ltd.	33,300	392,170
*	Nakamura Choukou Co. Ltd.	6,600	34,187
	Nakanishi Manufacturing Co. Ltd.	5,700	53,959
#	Nakano Corp.	107,000	263,796
# *	Namura Shipbuilding Co. Ltd.	256,428	686,664
	Nankai Electric Railway Co. Ltd.	341,300	6,093,171
	Narasaki Sangyo Co. Ltd.	25,400	339,883
	Nice Corp.	35,200	512,815
	Nichias Corp.	384,200	6,900,015
#	Nichiban Co. Ltd.	68,100	913,088
#	Nichiden Corp.	98,100	1,634,532
	Nichiha Corp.	165,280	2,988,201
	Nichireki Co. Ltd.	155,400	1,450,550
	Nihon Dengi Co. Ltd.	30,800	827,430
	Nihon Flush Co. Ltd.	122,000	901,927
#	Nikkato Corp.	53,000	205,111
	Nikkiso Co. Ltd.	316,800	1,974,540
#	Nikko Co. Ltd.	168,400	793,178
	Nikkon Holdings Co. Ltd.	384,000	5,816,079
	Nippi, Inc.	11,900	324,783
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,167,296
	Nippon Aqua Co. Ltd.	55,400	265,342
	Nippon Carbon Co. Ltd.	66,200	2,126,780
	Nippon Concept Corp.	37,700	395,737
	Nippon Densetsu Kogyo Co. Ltd.	226,500	2,815,994
	Nippon Dry-Chemical Co. Ltd.	11,300	145,237
	Nippon Filcon Co. Ltd.	15,700	60,474
#	Nippon Hume Corp.	137,300	720,342
	Nippon Kanzai Co. Ltd.	15,200	326,616
	Nippon Koei Co. Ltd.	75,000	1,674,098
#	Nippon Parking Development Co. Ltd.	1,350,400	1,597,353
	Nippon Rietec Co. Ltd.	26,400	229,234
	Nippon Road Co. Ltd.	20,400	1,137,212
	Nippon Seisen Co. Ltd.	14,800	473,080
	Nippon Sharyo Ltd.	40,999	665,411
# *	Nippon Sheet Glass Co. Ltd.	416,900	1,260,820
	Nippon Steel Trading Corp.	96,960	3,946,025
	Nippon Thompson Co. Ltd.	356,500	1,383,999
	Nippon Tungsten Co. Ltd.	6,699	110,338
	Nishimatsu Construction Co. Ltd.	313,800	9,238,694
	Nishi-Nippon Railroad Co. Ltd.	215,300	4,307,034
	Nishio Rent All Co. Ltd.	123,800	2,671,974
	Nissei ASB Machine Co. Ltd.	51,100	1,165,224
#	Nissei Plastic Industrial Co. Ltd.	108,200	804,479
#	Nisshinbo Holdings, Inc.	938,880	7,024,754
	Nissin Corp.	92,500	1,101,202
	Nissin Electric Co. Ltd.	326,500	3,481,375
#	Nisso Corp.	69,000	349,972
	Nitta Corp.	128,900	2,736,636
	Nitto Boseki Co. Ltd.	59,600	1,155,720
	Nitto Kogyo Corp.	169,300	1,993,372

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nitto Kohki Co. Ltd.	69,900	$809,745
	Nitto Seiko Co. Ltd.	189,000	733,774
#	Nittoc Construction Co. Ltd.	121,600	659,870
	NJS Co. Ltd.	36,800	596,785
	Noda Corp.	120,700	1,149,925
	Nomura Co. Ltd.	199,500	1,371,855
#	Nomura Micro Science Co. Ltd.	39,900	1,152,202
	Noritake Co. Ltd.	59,600	1,892,700
	Noritsu Koki Co. Ltd.	123,200	2,042,973
	Noritz Corp.	175,100	2,027,757
#	NS Tool Co. Ltd.	105,300	1,168,650
#	NS United Kaiun Kaisha Ltd.	67,500	1,855,093
*	NTN Corp.	2,686,900	4,291,886
#	Obara Group, Inc.	74,200	1,660,589
#	Ochi Holdings Co. Ltd.	8,900	85,677
	Odawara Engineering Co. Ltd.	9,900	136,296
#	Ohba Co. Ltd.	76,500	457,197
	Ohmoto Gumi Co. Ltd.	4,100	189,733
	Oiles Corp.	143,970	1,654,156
	Okabe Co. Ltd.	239,600	1,216,582
#	Okada Aiyon Corp.	42,800	506,551
	Okamoto Machine Tool Works Ltd.	25,299	783,351
	Okamura Corp.	374,000	3,437,041
	OKUMA Corp.	151,100	5,400,528
	Okumura Corp.	193,880	4,576,893
	Onoken Co. Ltd.	109,400	1,270,248
	Organo Corp.	43,400	2,977,909
#	Oriental Consultants Holdings Co. Ltd.	6,100	124,945
	Oriental Shiraishi Corp.	764,000	1,380,778
#	Origin Co. Ltd.	27,600	291,923
	OSG Corp.	511,900	6,430,735
	Outsourcing, Inc.	715,000	7,091,016
	Oyo Corp.	128,000	1,942,697
#	Paraca, Inc.	35,900	496,100
*	Park24 Co. Ltd.	233,700	3,328,006
	Parker Corp.	34,000	129,449
#	Pasco Corp.	11,200	118,763
	Pasona Group, Inc.	143,800	2,280,057
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	670,036
	Penta-Ocean Construction Co. Ltd.	1,669,600	8,169,327
	People Dreams & Technologies Group Co. Ltd.	22,100	366,219
#	Phil Co., Inc.	7,100	61,954
	Pilot Corp.	123,700	5,025,796
	Prestige International, Inc.	654,700	3,146,177
	Pronexus, Inc.	104,900	854,927
	PS Mitsubishi Construction Co. Ltd.	205,700	890,919
	Punch Industry Co. Ltd.	88,700	315,702
#	Quick Co. Ltd.	76,100	905,138
	Raito Kogyo Co. Ltd.	289,000	4,314,957
	Raiznext Corp.	274,400	2,275,032
#	Rasa Corp.	63,200	474,539
	Rheon Automatic Machinery Co. Ltd.	120,500	1,020,591
#	Rix Corp.	17,300	219,403
#	Ryobi Ltd.	159,740	1,321,207
#	S LINE Co. Ltd.	23,800	163,123
#	Sakai Heavy Industries Ltd.	23,300	562,515
	Sakai Moving Service Co. Ltd.	72,100	2,460,315
# *	Sanix, Inc.	146,200	301,024
	Sanki Engineering Co. Ltd.	270,600	3,065,250

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sanko Gosei Ltd.	134,300	$353,980
#	Sanko Metal Industrial Co. Ltd.	16,200	324,770
#	Sankyo Tateyama, Inc.	133,774	598,859
	Sankyu, Inc.	63,400	1,933,004
	Sansei Technologies, Inc.	64,500	370,868
	Sansha Electric Manufacturing Co. Ltd.	64,300	370,946
	Sanyo Denki Co. Ltd.	53,600	2,302,308
	Sanyo Engineering & Construction, Inc.	60,200	309,340
	Sanyo Industries Ltd.	9,900	140,585
	Sanyo Trading Co. Ltd.	138,600	1,050,634
	Sata Construction Co. Ltd.	89,399	306,966
	Sato Holdings Corp.	179,300	2,465,399
#	Sato Shoji Corp.	86,800	738,461
	SBS Holdings, Inc.	119,400	2,770,631
#	SEC Carbon Ltd.	10,900	461,112
	Seibu Electric & Machinery Co. Ltd.	10,300	116,192
	Seika Corp.	57,600	716,527
	Seikitokyu Kogyo Co. Ltd.	187,330	1,062,048
	Seiko Electric Co. Ltd.	4,900	42,747
	Seino Holdings Co. Ltd.	255,000	2,083,085
	Seiwa Electric Manufacturing Co. Ltd.	1,700	6,603
	Sekisui Jushi Corp.	202,500	2,768,862
	Senko Group Holdings Co. Ltd.	711,400	4,811,122
	Senshu Electric Co. Ltd.	28,700	1,095,858
	Shibaura Machine Co. Ltd.	130,900	3,126,812
	Shibusawa Warehouse Co. Ltd.	59,900	1,042,236
	Shibuya Corp.	94,600	1,703,870
	Shima Seiki Manufacturing Ltd.	170,400	2,431,181
	Shin Maint Holdings Co. Ltd.	14,600	117,427
#	Shin Nippon Air Technologies Co. Ltd.	87,380	1,207,532
	Shin-Keisei Electric Railway Co. Ltd.	39,399	637,816
	Shinki Bus Co. Ltd.	1,900	46,436
	Shinmaywa Industries Ltd.	382,200	2,680,871
	Shinnihon Corp.	166,700	914,993
	Shinsho Corp.	31,100	865,113
	Shinwa Co. Ltd.	62,300	955,877
	Shinwa Co. Ltd.	24,800	151,408
	SHO-BOND Holdings Co. Ltd.	74,000	3,110,219
#	SIGMAXYZ Holdings Inc.	220,000	1,797,303
	Sinfonia Technology Co. Ltd.	137,100	1,329,756
	Sinko Industries Ltd.	125,400	1,576,122
	Sintokogio Ltd.	276,100	1,453,145
#	Soda Nikka Co. Ltd.	105,700	543,472
	Sodick Co. Ltd.	291,300	1,629,946
	Sotetsu Holdings, Inc.	60,400	1,035,442
#	Space Co. Ltd.	96,562	674,522
	S-Pool, Inc.	379,500	3,792,199
	Star Micronics Co. Ltd.	217,000	2,432,465
	Studio Alice Co. Ltd.	56,600	999,464
	Subaru Enterprise Co. Ltd.	6,300	405,217
#	Sugimoto & Co. Ltd.	62,500	1,048,986
#	Sumiseki Holdings, Inc.	320,200	448,968
	Sumitomo Densetsu Co. Ltd.	111,200	1,902,903
	Sumitomo Mitsui Construction Co. Ltd.	986,540	3,200,872
#	Sumitomo Precision Products Co. Ltd.	17,284	281,906
	Sumitomo Warehouse Co. Ltd. (The)	360,600	6,051,458
	Suzumo Machinery Co. Ltd.	2,200	34,204
#	SWCC Showa Holdings Co. Ltd.	136,600	1,826,728
#	Tacmina Corp.	14,700	131,654

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tadano Ltd.	700,800	$4,978,330
	Taihei Dengyo Kaisha Ltd.	91,000	1,890,421
#	Taiheiyo Kouhatsu, Inc.	43,500	209,277
	Taikisha Ltd.	161,000	3,972,757
	Taisei Oncho Co. Ltd.	14,900	209,491
	Takadakiko Co. Ltd.	7,500	159,573
	Takamatsu Construction Group Co. Ltd.	105,800	1,762,184
	Takamatsu Machinery Co. Ltd.	41,800	217,030
	Takamiya Co. Ltd.	137,800	375,044
#	Takano Co. Ltd.	53,000	323,646
	Takaoka Toko Co. Ltd.	67,120	832,268
#	Takara & Co. Ltd.	46,355	664,817
	Takara Standard Co. Ltd.	202,100	2,019,130
	Takasago Thermal Engineering Co. Ltd.	297,900	3,896,720
#	Takashima & Co. Ltd.	25,200	445,259
	Takeuchi Manufacturing Co. Ltd.	226,400	4,151,724
	Takigami Steel Construction Co. Ltd.	5,300	246,068
#	Takisawa Machine Tool Co. Ltd.	41,700	387,296
	Takuma Co. Ltd.	173,200	1,941,030
	Tanabe Consulting Co. Ltd.	2,400	12,444
	Tanabe Engineering Corp.	39,500	275,542
	Tanseisha Co. Ltd.	251,749	1,534,547
	Tatsuta Electric Wire & Cable Co. Ltd.	246,800	877,820
	TECHNO ASSOCIE Co. Ltd.	50,100	444,384
	Techno Ryowa Ltd.	68,690	449,804
	Techno Smart Corp.	49,500	517,039
	Teikoku Electric Manufacturing Co. Ltd.	108,900	1,383,239
	Teikoku Sen-I Co. Ltd.	113,000	1,378,192
	Tekken Corp.	84,200	1,191,296
	Tenox Corp.	22,500	134,176
	Teraoka Seisakusho Co. Ltd.	55,700	154,808
	Terasaki Electric Co. Ltd.	25,500	197,642
	Toa Corp.	95,300	2,083,126
	TOA ROAD Corp.	25,800	993,655
	Toba, Inc.	9,800	209,166
	Tobishima Corp.	123,770	975,238
	Tocalo Co. Ltd.	385,200	3,846,126
	Toda Corp.	649,000	3,728,846
	Toenec Corp.	54,400	1,392,222
	Togami Electric Manufacturing Co. Ltd.	17,800	231,989
	TOKAI Holdings Corp.	651,000	4,375,744
	Tokai Lease Co. Ltd.	18,800	222,939
	Tokyo Energy & Systems, Inc.	144,700	1,087,317
#	Tokyo Keiki, Inc.	73,822	643,153
#	Tokyo Sangyo Co. Ltd.	129,200	704,744
	Tokyu Construction Co. Ltd.	543,800	2,521,929
	Toli Corp.	282,400	472,521
#	Tomoe Corp.	155,100	556,286
	Tomoe Engineering Co. Ltd.	48,500	869,240
	Tonami Holdings Co. Ltd.	37,500	1,012,468
	Torishima Pump Manufacturing Co. Ltd.	121,400	1,194,307
	Totech Corp.	49,200	995,434
	Totetsu Kogyo Co. Ltd.	157,400	2,845,280
#	Totoku Electric Co. Ltd.	17,700	364,551
*	Toyo Construction Co. Ltd.	492,600	3,544,418
#	Toyo Denki Seizo KK	36,550	258,775
# *	Toyo Engineering Corp.	196,578	918,005
#	Toyo Logistics Co. Ltd.	85,100	201,345
	Toyo Machinery & Metal Co. Ltd.	100,000	462,110

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Toyo Tanso Co. Ltd.	80,600	$1,751,408
#	Toyo Wharf & Warehouse Co. Ltd.	36,000	402,195
	Trancom Co. Ltd.	48,800	2,542,685
	TRE Holdings Corp.	217,012	3,471,947
	Trinity Industrial Corp.	36,000	193,937
	Trusco Nakayama Corp.	231,000	3,602,315
	Tsubaki Nakashima Co. Ltd.	270,600	1,944,853
	Tsubakimoto Chain Co.	168,240	3,841,685
#	Tsubakimoto Kogyo Co. Ltd.	28,400	774,340
#	Tsugami Corp.	283,200	2,637,290
	Tsukishima Kikai Co. Ltd.	167,800	1,325,389
	Tsurumi Manufacturing Co. Ltd.	118,200	1,691,930
	Ueki Corp.	60,800	685,068
	Union Tool Co.	46,300	1,329,967
	UPR Corp.	6,000	79,028
	Ushio, Inc.	622,400	8,069,778
#	UT Group Co. Ltd.	183,200	4,119,377
	Waida Manufacturing Co. Ltd.	5,100	36,822
#	Wakachiku Construction Co. Ltd.	76,000	1,137,464
	Wakita & Co. Ltd.	222,700	1,853,090
	WDB Holdings Co. Ltd.	64,600	1,357,419
	Weathernews, Inc.	36,200	1,887,749
	Welbe, Inc.	59,100	442,356
#	Will Group, Inc.	98,000	845,717
	World Holdings Co. Ltd.	50,700	954,643
	Yahagi Construction Co. Ltd.	172,600	1,064,615
	YAMABIKO Corp.	224,328	2,435,579
	YAMADA Consulting Group Co. Ltd.	72,700	667,210
	Yamashina Corp.	245,700	130,455
#	Yamato Corp.	108,400	610,706
#	Yamaura Corp.	12,700	91,392
#	Yamazen Corp.	372,600	2,751,760
#	Yasuda Logistics Corp.	100,700	755,970
	Yokogawa Bridge Holdings Corp.	208,500	3,057,754
	Yondenko Corp.	54,120	729,526
	Yuasa Trading Co. Ltd.	106,900	2,385,103
	Yuken Kogyo Co. Ltd.	20,500	265,435
	Yurtec Corp.	259,400	1,370,137
	Yushin Precision Equipment Co. Ltd.	29,800	144,173
	Zaoh Co. Ltd.	25,900	395,920
	Zenitaka Corp.	19,200	554,668
	Zuiko Corp.	94,600	567,694

TOTAL INDUSTRIALS			788,756,111

INFORMATION TECHNOLOGY — (15.0%)
#	A&D HOLON Holdings Co. Ltd.	129,500	864,571
*	Access Co. Ltd.	121,800	531,334
	Ad-sol Nissin Corp.	47,200	567,616
#	Adtec Plasma Technology Co. Ltd.	25,000	382,952
*	Advanced Media, Inc.	53,100	227,759
#	AGS Corp.	13,000	79,592
	Ai Holdings Corp.	246,900	3,241,363
# *	AI inside, Inc.	3,900	132,390
	Aichi Tokei Denki Co. Ltd.	54,600	647,814
	Aiphone Co. Ltd.	66,800	1,024,032
# *	Allied Telesis Holdings KK	191,200	142,652
#	Alpha Systems, Inc.	44,020	1,301,330
	Alps Alpine Co. Ltd.	1,039,300	9,200,526
	Amano Corp.	224,100	4,314,189

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Anritsu Corp.	675,200	$8,490,310
	AOI Electronics Co. Ltd.	27,700	427,269
	Argo Graphics, Inc.	105,300	2,499,500
	Arisawa Manufacturing Co. Ltd.	210,800	1,474,278
	Artiza Networks, Inc.	10,400	92,759
#	ArtSpark Holdings, Inc.	206,000	1,336,340
	Asahi Intelligence Service Co. Ltd.	1,300	11,673
	Ascentech KK.	32,000	176,012
	Asteria Corp.	59,100	419,735
#	Atled Corp.	15,700	241,736
	Aval Data Corp.	800	17,238
#	Avant Corp.	123,900	1,101,534
#	Axell Corp.	34,400	250,730
	Base Co. Ltd.	6,900	335,832
	Bell System24 Holdings, Inc.	218,600	2,528,013
*	BrainPad, Inc.	77,300	677,220
#	Broadband Tower, Inc.	105,600	154,800
	Broadleaf Co. Ltd.	591,000	1,669,916
#	Business Brain Showa-Ota, Inc.	38,400	407,568
	Business Engineering Corp.	1,800	55,079
	CAC Holdings Corp.	75,200	782,832
	Canon Electronics, Inc.	128,500	1,471,534
#	CDS Co. Ltd.	15,500	209,771
	Chino Corp.	45,000	555,711
	Citizen Watch Co. Ltd.	1,771,000	6,683,942
	CMK Corp.	278,600	1,111,480
	Computer Engineering & Consulting Ltd.	170,100	1,556,696
#	Computer Institute of Japan Ltd.	113,639	677,832
	Comture Corp.	143,900	3,108,146
	CONEXIO Corp.	98,700	1,107,731
	Core Corp.	45,800	503,931
#	Cresco Ltd.	86,500	1,251,715
#	Cross Cat Co. Ltd.	8,200	59,855
#	Cube System, Inc.	60,600	417,838
	Cyber Com Co. Ltd.	10,600	98,521
	Cyberlinks Co. Ltd.	28,400	240,754
	Cybernet Systems Co. Ltd.	81,500	527,177
	Cybozu, Inc.	150,100	1,483,313
	Daiko Denshi Tsushin Ltd.	23,100	77,960
#	Daishinku Corp.	160,896	1,431,755
	Daitron Co. Ltd.	55,600	806,589
	Daiwabo Holdings Co. Ltd.	582,700	7,539,992
	Dawn Corp.	4,000	57,613
#	Densan System Holdings Co. Ltd.	41,000	831,139
	Dexerials Corp.	368,800	8,086,805
	Digital Arts, Inc.	75,200	4,201,411
	Digital Garage, Inc.	150,100	4,967,506
#	Digital Hearts Holdings Co. Ltd.	74,800	974,932
	Digital Information Technologies Corp.	57,500	525,363
	DKK Co. Ltd.	63,400	1,191,377
#	DKK-Toa Corp.	31,400	217,895
	Double Standard, Inc.	34,200	471,849
	DTS Corp.	255,500	5,606,015
	Ebase Co. Ltd.	102,900	341,789
#	E-Guardian, Inc.	62,600	1,412,050
	Eizo Corp.	101,500	2,645,728
	Elecom Co. Ltd.	227,300	2,725,622
	Elematec Corp.	118,242	1,067,874
	Enomoto Co. Ltd.	30,200	350,410

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Enplas Corp.	50,000	$1,069,513
	ESPEC Corp.	117,700	1,562,638
	Fenwal Controls of Japan Ltd.	20,500	220,453
#	Ferrotec Holdings Corp.	232,000	4,254,268
# *	FFRI Security, Inc.	11,600	89,471
	Fixstars Corp.	97,100	616,820
#	Focus Systems Corp.	53,700	371,461
#	Forval Corp.	51,100	344,835
	FTGroup Co. Ltd.	51,000	406,793
	Fuji Soft, Inc.	121,000	6,448,969
	Fukui Computer Holdings, Inc.	55,200	1,377,851
	Furuno Electric Co. Ltd.	157,500	1,137,638
#	Furuya Metal Co. Ltd.	13,900	989,698
	Future Corp.	300,700	4,405,874
	Future Innovation Group, Inc.	11,900	25,643
#	Gig Works, Inc.	40,000	131,859
	GL Sciences, Inc.	44,500	837,950
#	Glosel Co. Ltd.	113,200	358,399
	GMO Financial Gate, Inc.	6,800	666,992
	GMO GlobalSign Holdings KK	34,100	1,437,599
	GMO Pepabo, Inc.	7,300	118,914
	Hagiwara Electric Holdings Co. Ltd.	48,300	699,201
#	Hakuto Co. Ltd.	84,900	1,487,669
# *	Hennge KK	13,200	103,572
	Himacs Ltd.	960	9,641
	Hioki EE Corp.	63,400	3,802,992
	Hochiki Corp.	91,500	847,704
	Hokuriku Electric Industry Co. Ltd.	33,197	297,826
#	Honda Tsushin Kogyo Co. Ltd.	110,100	404,029
	Horiba Ltd.	8,300	403,823
	Hosiden Corp.	329,800	3,145,012
*	Hotto Link, Inc.	55,800	189,651
# *	HPC Systems, Inc.	17,700	263,612
	Icom, Inc.	54,900	1,010,281
#	ID Holdings Corp.	76,250	493,119
	Ikegami Tsushinki Co. Ltd.	32,799	155,707
	I’ll, Inc.	24,800	262,276
	Ines Corp.	125,400	1,477,693
#	I-Net Corp.	76,490	721,723
	Infocom Corp.	145,400	2,478,445
	Infomart Corp.	912,000	4,542,081
	Information Services International-Dentsu Ltd.	144,100	4,138,292
	Innotech Corp.	97,200	1,005,082
	Intelligent Wave, Inc.	46,700	204,776
	Inter Action Corp.	58,500	871,332
	I-PEX, Inc.	72,100	784,608
	Iriso Electronics Co. Ltd.	131,700	3,077,442
	ISB Corp.	50,400	423,722
# *	ITbook Holdings Co. Ltd.	60,900	215,959
	Itfor, Inc.	172,600	1,069,490
#	Iwatsu Electric Co. Ltd.	54,900	356,098
	Japan Aviation Electronics Industry Ltd.	312,600	4,371,118
#	Japan Cash Machine Co. Ltd.	141,800	780,632
	Japan Electronic Materials Corp.	61,600	913,089
	Japan Material Co. Ltd.	434,600	6,566,033
#	Japan System Techniques Co. Ltd.	13,800	263,774
#	Jastec Co. Ltd.	72,900	624,730
#	JBCC Holdings, Inc.	93,400	1,074,625
	JFE Systems, Inc.	10,000	184,180

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
# *	JIG-SAW, Inc.	18,500	$770,578
	Kaga Electronics Co. Ltd.	109,300	2,575,320
	Kanematsu Electronics Ltd.	78,500	2,345,633
	KEL Corp.	27,900	277,677
#	Koa Corp.	198,800	2,317,092
	Konica Minolta, Inc.	1,875,100	6,525,944
	KSK Co. Ltd.	3,000	49,506
#	Kyoden Co. Ltd.	116,100	453,485
	Kyosan Electric Manufacturing Co. Ltd.	261,000	877,640
	Kyowa Electronic Instruments Co. Ltd.	129,800	359,749
	LAC Co. Ltd.	100,100	628,351
	Macnica Fuji Electronics Holdings, Inc.	338,550	7,019,116
#	Marubun Corp.	112,200	573,400
	Maruwa Co. Ltd.	58,500	6,820,864
	Maxell Ltd.	305,000	2,719,600
	MCJ Co. Ltd.	432,800	2,830,842
*	Megachips Corp.	112,100	2,871,886
	Meiko Electronics Co. Ltd.	134,500	3,556,952
#	Melco Holdings, Inc.	35,600	1,086,774
*	Metaps, Inc.	2,500	13,744
	Micronics Japan Co. Ltd.	128,500	1,503,857
	MIMAKI ENGINEERING Co. LTD	113,200	593,777
	Mimasu Semiconductor Industry Co. Ltd.	112,381	2,013,435
#	Miraial Co. Ltd.	42,100	536,326
	Miroku Jyoho Service Co. Ltd.	112,800	1,145,425
	Mitachi Co. Ltd.	7,900	53,103
	Mitsubishi Research Institute, Inc.	50,700	1,526,447
	m-up Holdings, Inc.	141,200	1,111,950
#	Mutoh Holdings Co. Ltd.	9,300	155,112
	Nagano Keiki Co. Ltd.	88,600	759,477
	Naigai Tec Corp.	7,900	154,276
#	Nakayo, Inc.	73,100	609,576
	NEC Networks & System Integration Corp.	98,200	1,394,365
	NET One Systems Co. Ltd.	204,500	4,879,943
#	NF Holdings Corp.	25,900	246,100
	Nichicon Corp.	313,500	2,838,708
#	Nihon Dempa Kogyo Co. Ltd.	84,000	758,400
	Nihon Denkei Co. Ltd.	43,300	425,435
*	Nippon Chemi-Con Corp.	125,300	1,739,280
	Nippon Computer Dynamics Co. Ltd.	36,200	190,127
	Nippon Electric Glass Co. Ltd.	412,436	8,302,514
#	Nippon Information Development Co. Ltd.	12,600	145,276
#	Nippon Kodoshi Corp.	51,600	777,449
	Nippon Signal Co. Ltd.	294,300	2,043,046
	Nippon Systemware Co. Ltd.	48,600	864,646
#	Nissha Co. Ltd.	245,700	2,593,216
	Nohmi Bosai Ltd.	145,100	2,136,920
	NSD Co. Ltd.	493,860	8,766,683
	Ohara, Inc.	48,700	411,830
	Ohizumi Manufacturing Co. Ltd.	22,800	137,409
# *	Okaya Electric Industries Co. Ltd.	77,800	169,266
	Oki Electric Industry Co. Ltd.	520,900	3,374,270
	ONO Sokki Co. Ltd.	32,200	120,929
	Optex Group Co. Ltd.	169,820	2,234,213
*	Optim Corp.	76,200	504,697
	Optorun Co. Ltd.	128,700	1,909,899
	Oro Co. Ltd.	31,300	488,192
	Osaki Electric Co. Ltd.	281,800	1,064,065
	Oval Corp.	35,600	85,983

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	PCA Corp.	37,000	$371,977
#	PCI Holdings, Inc.	45,300	348,690
	Pipedo HD, Inc.	10,600	205,710
	Poletowin Pitcrew Holdings, Inc.	202,800	1,547,632
#	Pro-Ship, Inc.	51,100	558,411
	Relia, Inc.	245,600	2,018,996
	Restar Holdings Corp.	112,300	1,734,322
*	Ricksoft Co. Ltd.	2,000	26,066
#	Riken Keiki Co. Ltd.	89,400	2,813,981
	Riso Kagaku Corp.	76,000	1,427,040
#	River Eletec Corp.	35,300	256,761
	Roland DG Corp.	82,600	2,061,695
	Rorze Corp.	68,900	6,019,033
	Ryoden Corp.	95,700	1,236,472
	Ryosan Co. Ltd.	132,200	2,351,873
	Saison Information Systems Co. Ltd.	27,400	393,066
#	Sakura Internet, Inc.	131,700	571,523
#	Sanken Electric Co. Ltd.	89,100	3,290,583
	Sanshin Electronics Co. Ltd.	76,000	891,370
	Satori Electric Co. Ltd.	79,180	745,651
	Saxa Holdings, Inc.	30,600	352,785
	SB Technology Corp.	65,000	1,119,654
#	Scala, Inc.	102,100	595,462
	Segue Group Co. Ltd.	1,900	8,379
	Seikoh Giken Co. Ltd.	23,900	333,156
#	SEMITEC Corp.	8,000	392,927
#	SERAKU Co. Ltd.	24,700	230,116
#	Shibaura Electronics Co. Ltd.	45,000	2,047,560
#	Shibaura Mechatronics Corp.	23,100	1,296,326
#	Shindengen Electric Manufacturing Co. Ltd.	48,500	1,078,511
	Shinko Shoji Co. Ltd.	239,100	1,734,463
#	Shizuki Electric Co., Inc.	121,600	420,504
	Showa Shinku Co. Ltd.	24,400	269,305
#	Sigma Koki Co. Ltd.	28,900	333,962
	Siix Corp.	193,700	1,479,637
	SK-Electronics Co. Ltd.	49,000	296,038
# *	Smaregi, Inc.	15,900	127,680
	SMK Corp.	29,199	485,507
#	Softcreate Holdings Corp.	48,200	1,553,490
	Soliton Systems KK	54,100	604,155
	Solxyz Co. Ltd.	41,000	123,545
	Soshin Electric Co. Ltd.	18,200	80,852
# *	Speee, Inc.	3,600	99,643
	SRA Holdings	70,400	1,532,655
	Sumida Corp.	165,449	1,070,696
# *	Sun*, Inc.	19,500	243,220
	Sun-Wa Technos Corp.	76,800	788,088
	Suzuki Co. Ltd.	73,200	427,445
	System D, Inc.	1,100	9,937
#	System Information Co. Ltd.	54,800	406,944
	System Research Co. Ltd.	29,800	460,901
	System Support, Inc.	19,300	155,433
#	Systems Engineering Consultants Co. Ltd.	6,600	114,739
	Systena Corp.	1,460,000	4,589,156
	Tachibana Eletech Co. Ltd.	104,360	1,301,405
#	Takachiho Koheki Co. Ltd.	40,900	478,869
#	TAKEBISHI Corp.	52,200	585,141
#	Tamagawa Holdings Co. Ltd.	5,900	41,125
	Tamura Corp.	444,000	1,876,361

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	TDC Soft, Inc.	93,400	$828,535
	TechMatrix Corp.	244,300	3,769,477
#	Techno Horizon Co. Ltd.	56,700	211,976
#	Tecnos Japan, Inc.	46,100	154,958
	Teikoku Tsushin Kogyo Co. Ltd.	51,500	567,394
	Terilogy Co. Ltd.	25,800	78,486
#	TESEC Corp.	22,600	300,356
#	TKC Corp.	186,500	4,898,798
	Tobila Systems, Inc.	1,600	9,770
	Toho System Science Co. Ltd.	2,700	19,733
#	Tokyo Electron Device Ltd.	45,100	1,874,137
	Tokyo Seimitsu Co. Ltd.	248,700	8,555,495
#	Tomen Devices Corp.	17,800	794,882
	Topcon Corp.	684,300	8,758,475
	Torex Semiconductor Ltd.	52,900	918,136
	Toshiba TEC Corp.	88,800	3,010,076
	Toukei Computer Co. Ltd.	6,210	257,723
	Towa Corp.	140,600	2,181,793
	Toyo Corp.	149,600	1,196,394
	Transcosmos, Inc.	98,100	2,312,838
#	Tri Chemical Laboratories, Inc.	154,500	2,901,707
	Tsuzuki Denki Co. Ltd.	42,800	486,412
	Ubicom Holdings, Inc.	29,000	636,202
	Uchida Yoko Co. Ltd.	46,900	1,769,982
	ULS Group, Inc.	11,100	338,530
#	Uniden Holdings Corp.	38,400	1,033,386
#	UNITED, Inc.	24,200	323,971
	User Local, Inc.	7,400	97,001
	V Technology Co. Ltd.	56,900	1,309,275
	VINX Corp.	25,600	239,611
	Wacom Co. Ltd.	990,000	7,157,879
#	Wellnet Corp.	54,900	203,126
#	WILLs, Inc.	34,200	179,935
#	Wow World, Inc.	21,700	185,648
*	Writeup Co. Ltd.	11,400	232,123
#	YAC Holdings Co. Ltd.	59,500	694,158
	Yamaichi Electronics Co. Ltd.	149,000	1,887,683
	Yashima Denki Co. Ltd.	119,500	865,570
	YE DIGITAL Corp.	14,400	45,143
#	Yokowo Co. Ltd.	108,500	2,129,181

TOTAL INFORMATION TECHNOLOGY			413,873,146

MATERIALS — (12.1%)
	Achilles Corp.	85,800	857,298
	ADEKA Corp.	508,800	9,757,863
	Agro-Kanesho Co. Ltd.	2,300	20,811
	Aica Kogyo Co. Ltd.	131,800	3,050,925
	Aichi Steel Corp.	70,200	1,215,059
	Arakawa Chemical Industries Ltd.	106,400	848,018
#	Araya Industrial Co. Ltd.	21,400	257,776
#	Asahi Holdings, Inc.	464,800	7,377,983
	Asahi Printing Co. Ltd.	25,700	165,679
	Asahi Yukizai Corp.	90,600	1,308,480
	Asahipen Corp.	2,100	29,814
	Asia Pile Holdings Corp.	210,800	692,540
	C Uyemura & Co. Ltd.	72,700	3,360,384
	Carlit Holdings Co. Ltd.	131,200	646,076
	Chuetsu Pulp & Paper Co. Ltd.	49,900	359,328
#	Chugoku Marine Paints Ltd.	325,400	2,386,210

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	CI Takiron Corp.	284,700	$1,213,042
#	CK-San-Etsu Co. Ltd.	22,800	726,520
	Dai Nippon Toryo Co. Ltd.	123,600	745,237
#	Daicel Corp.	1,159,700	7,089,234
	Daido Steel Co. Ltd.	170,600	4,866,336
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	950,666
	Daiken Corp.	62,200	1,005,643
#	Daiki Aluminium Industry Co. Ltd.	178,800	1,981,692
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	80,700	1,231,607
	Daito Chemix Corp.	27,200	163,817
	DIC Corp.	205,100	3,910,995
	DKS Co. Ltd.	50,800	1,018,861
	Dynapac Co. Ltd.	8,500	83,269
	FP Corp.	9,900	223,911
	Fuji Seal International, Inc.	240,200	3,190,096
	Fujikura Kasei Co. Ltd.	162,600	554,404
	Fujimi, Inc.	61,000	2,659,569
	Fujimori Kogyo Co. Ltd.	104,000	2,868,512
	Fuso Chemical Co. Ltd.	119,600	3,520,250
	Geostr Corp.	57,100	134,583
*	Godo Steel Ltd.	60,900	610,817
	Gun-Ei Chemical Industry Co. Ltd.	31,700	669,375
#	Hakudo Co. Ltd.	41,600	797,152
#	Harima Chemicals Group, Inc.	93,100	559,607
	Hodogaya Chemical Co. Ltd.	43,000	1,190,330
	Hokkan Holdings Ltd.	58,100	557,516
	Hokko Chemical Industry Co. Ltd.	119,100	926,196
#	Hokuetsu Corp.	793,299	4,064,090
	Ise Chemicals Corp.	13,000	426,845
#	Ishihara Chemical Co. Ltd.	72,000	713,015
	Ishihara Sangyo Kaisha Ltd.	227,250	1,780,489
	Ishizuka Glass Co. Ltd.	12,900	173,163
	Japan Pure Chemical Co. Ltd.	500	8,905
	JCU Corp.	132,700	3,379,892
	JSP Corp.	81,100	937,297
	Kaneka Corp.	139,000	3,719,299
	Kanto Denka Kogyo Co. Ltd.	284,300	2,144,816
	Katakura & Co-op Agri Corp.	21,500	215,690
#	KeePer Technical Laboratory Co. Ltd.	92,800	1,874,196
	KEIWA, Inc.	10,300	376,483
	KH Neochem Co. Ltd.	227,300	4,299,885
#	Kimoto Co. Ltd.	181,500	295,981
#	Koatsu Gas Kogyo Co. Ltd.	187,493	942,087
#	Kobe Steel Ltd.	1,598,885	6,931,715
	Kohsoku Corp.	70,200	830,984
	Konishi Co. Ltd.	209,700	2,461,737
#	Konoshima Chemical Co. Ltd.	37,500	425,141
	Krosaki Harima Corp.	30,400	943,785
#	Kumiai Chemical Industry Co. Ltd.	298,887	2,022,019
	Kunimine Industries Co. Ltd.	41,700	324,402
	Kureha Corp.	103,950	7,809,820
	Kurimoto Ltd.	60,500	746,597
	Kuriyama Holdings Corp.	78,000	586,989
	Kyoei Steel Ltd.	141,500	1,451,785
#	Kyowa Leather Cloth Co. Ltd.	81,300	418,045
	Lintec Corp.	271,800	5,062,985
	Maeda Kosen Co. Ltd.	119,400	2,729,884
	Maruichi Steel Tube Ltd.	182,200	3,888,576
	MEC Co. Ltd.	97,900	1,866,112

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Mipox Corp.	5,500	$36,353
#	Mitani Sekisan Co. Ltd.	67,400	2,686,207
	Mitsubishi Materials Corp.	173,700	2,717,230
*	Mitsubishi Paper Mills Ltd.	246,400	579,400
	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	496,818
	Mitsui Mining & Smelting Co. Ltd.	372,700	9,423,959
#	Molitec Steel Co. Ltd.	83,100	194,471
	MORESCO Corp.	39,800	358,176
	Moriroku Holdings Co. Ltd.	10,200	138,820
#	Mory Industries, Inc.	33,700	647,510
	Nakayama Steel Works Ltd.	169,700	557,291
	Nasu Denki Tekko Co. Ltd.	3,000	209,661
	Neturen Co. Ltd.	222,100	1,003,975
#	New Japan Chemical Co. Ltd.	117,500	241,382
	Nicca Chemical Co. Ltd.	45,700	263,719
#	Nichia Steel Works Ltd.	138,600	282,062
	Nihon Kagaku Sangyo Co. Ltd.	81,300	709,664
#	Nihon Nohyaku Co. Ltd.	243,500	1,123,226
	Nihon Parkerizing Co. Ltd.	521,900	3,691,474
#	Nihon Yamamura Glass Co. Ltd.	62,500	376,828
#	Nippon Carbide Industries Co., Inc.	46,200	487,520
#	Nippon Chemical Industrial Co. Ltd.	46,300	791,578
	Nippon Concrete Industries Co. Ltd.	293,100	693,658
	Nippon Denko Co. Ltd.	720,914	1,752,708
#	Nippon Fine Chemical Co. Ltd.	82,800	1,327,877
	Nippon Kayaku Co. Ltd.	552,700	4,816,960
	Nippon Light Metal Holdings Co. Ltd.	374,990	4,804,545
#	Nippon Paper Industries Co. Ltd.	547,200	4,346,332
#	Nippon Pillar Packing Co. Ltd.	120,400	2,421,205
	Nippon Shokubai Co. Ltd.	90,300	3,632,889
	Nippon Soda Co. Ltd.	147,700	3,906,181
	Nippon Yakin Kogyo Co. Ltd.	91,949	1,791,309
#	Nitta Gelatin, Inc.	85,500	416,664
	Nittetsu Mining Co. Ltd.	35,300	1,757,043
	Nozawa Corp.	47,500	263,711
#	Oat Agrio Co. Ltd.	49,200	442,049
	Okamoto Industries, Inc.	70,500	2,075,754
	Okura Industrial Co. Ltd.	54,600	768,783
	Osaka Organic Chemical Industry Ltd.	102,200	2,203,885
	Osaka Soda Co. Ltd.	85,499	2,100,559
#	Osaka Steel Co. Ltd.	89,300	962,598
*	OSAKA Titanium Technologies Co. Ltd.	35,200	362,590
	Pacific Metals Co. Ltd.	92,999	2,594,510
	Pack Corp.	87,200	1,595,934
	Rasa Industries Ltd.	45,700	495,005
	Rengo Co. Ltd.	774,900	4,587,837
	Riken Technos Corp.	234,800	789,354
	Sakai Chemical Industry Co. Ltd.	86,300	1,214,377
	Sakata INX Corp.	270,000	2,041,835
	Sanyo Chemical Industries Ltd.	85,200	3,258,100
#	Sanyo Special Steel Co. Ltd.	130,860	2,001,950
	Seiko PMC Corp.	78,300	348,715
	Sekisui Kasei Co. Ltd.	150,000	508,923
	Shikoku Chemicals Corp.	228,000	2,272,925
	Shinagawa Refractories Co. Ltd.	35,900	1,012,717
	Shin-Etsu Polymer Co. Ltd.	283,900	2,233,014
	SK Kaken Co. Ltd.	1,300	351,645
	Soken Chemical & Engineering Co. Ltd.	48,400	620,963
	Stella Chemifa Corp.	65,600	1,229,883

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Sumitomo Bakelite Co. Ltd.	185,300	$6,079,900
#	Sumitomo Osaka Cement Co. Ltd.	222,199	6,213,238
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,323,967
	T Hasegawa Co. Ltd.	209,300	4,075,961
#	T&K Toka Co. Ltd.	128,100	803,242
	Taiheiyo Cement Corp.	108,100	1,749,011
	Taisei Lamick Co. Ltd.	36,900	734,895
	Taiyo Holdings Co. Ltd.	229,200	5,468,063
	Takasago International Corp.	85,200	1,718,198
	Takemoto Yohki Co. Ltd.	43,800	273,650
# *	Tanaka Chemical Corp.	13,400	145,015
#	Taoka Chemical Co. Ltd.	23,500	182,752
	Tayca Corp.	97,400	895,657
	Teijin Ltd.	109,300	1,168,010
	Tenma Corp.	111,300	1,894,442
	Titan Kogyo Ltd.	5,100	66,901
	Toagosei Co. Ltd.	714,400	5,868,321
# *	Toda Kogyo Corp.	1,400	26,622
#	Toho Acetylene Co. Ltd.	12,700	107,673
	Toho Chemical Industry Co. Ltd.	47,000	187,355
	Toho Titanium Co. Ltd.	225,800	2,580,501
	Toho Zinc Co. Ltd.	88,999	1,899,127
	Tohoku Steel Co. Ltd.	16,300	210,028
	Tokai Carbon Co. Ltd.	328,600	2,717,148
#	Tokushu Tokai Paper Co. Ltd.	60,058	1,595,175
	Tokuyama Corp.	389,297	5,177,717
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	180,654
#	Tokyo Rope Manufacturing Co. Ltd.	46,000	297,765
	Tokyo Steel Manufacturing Co. Ltd.	572,300	5,923,302
	Tokyo Tekko Co. Ltd.	61,900	607,702
	Tomoegawa Co. Ltd.	23,900	141,656
	Tomoku Co. Ltd.	70,600	808,603
	Topy Industries Ltd.	94,400	750,057
#	Toyo Gosei Co. Ltd.	31,100	2,287,510
	Toyo Ink SC Holdings Co. Ltd.	240,100	3,575,184
	Toyo Seikan Group Holdings Ltd.	51,500	557,044
	Toyobo Co. Ltd.	523,000	4,299,915
#	TYK Corp.	148,500	325,890
	UACJ Corp.	208,841	3,493,900
	UBE Corp.	449,400	6,967,857
	Ultrafabrics Holdings Co. Ltd.	700	17,080
	Valqua Ltd.	108,399	2,179,997
#	Vertex Corp.	42,098	983,887
	Wavelock Holdings Co. Ltd.	30,900	161,613
#	Wood One Co. Ltd.	40,897	433,400
	Yamato Kogyo Co. Ltd.	261,300	8,432,992
	Yodogawa Steel Works Ltd.	138,500	2,621,605
	Yotai Refractories Co. Ltd.	115,400	1,200,245
	Yushiro Chemical Industry Co. Ltd.	65,900	524,918

TOTAL MATERIALS			334,593,846

REAL ESTATE — (1.4%)
	AD Works Group Co. Ltd.	80,079	91,275
	Airport Facilities Co. Ltd.	143,970	599,204
	Anabuki Kosan, Inc.	16,400	284,874
	Aoyama Zaisan Networks Co. Ltd.	92,000	864,797
	Apaman Co. Ltd.	75,900	277,748
#	Ardepro Co. Ltd.	70,700	23,892
	Arealink Co. Ltd.	29,600	341,002

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
#	B-Lot Co. Ltd.	25,800	$98,423
	Cosmos Initia Co. Ltd.	93,700	293,684
	CRE, Inc.	23,200	287,761
#	Dear Life Co. Ltd.	152,600	603,179
	Goldcrest Co. Ltd.	103,270	1,343,134
	Good Com Asset Co. Ltd.	42,500	345,180
#	Grandy House Corp.	95,600	386,560
	Heiwa Real Estate Co. Ltd.	204,400	6,447,857
	Ichigo, Inc.	546,500	1,225,539
#	Japan Property Management Center Co. Ltd.	86,300	659,635
	JINUSHI Co. Ltd.	77,900	1,146,168
	JSB Co. Ltd.	21,700	580,584
	Keihanshin Building Co. Ltd.	202,700	2,109,561
#	Loadstar Capital KK.	9,200	105,916
#	Mirainovate Co. Ltd.	226,040	279,286
	Mugen Estate Co. Ltd.	64,200	254,035
	Nisshin Group Holdings Co. Ltd.	205,500	721,820
#	Property Agent, Inc.	9,200	114,364
#	Raysum Co. Ltd.	94,000	693,254
	Relo Group, Inc.	12,300	175,700
	SAMTY Co. Ltd.	183,150	2,958,099
	Sankyo Frontier Co. Ltd.	24,600	905,517
	Sansei Landic Co. Ltd.	29,100	183,454
	Shinoken Group Co. Ltd.	112,600	876,819
# *	SRE Holdings Corp.	26,500	546,672
	Star Mica Holdings Co. Ltd.	87,800	1,038,880
	Starts Corp., Inc.	212,600	3,940,387
	Sun Frontier Fudousan Co. Ltd.	190,500	1,591,859
	Sunnexta Group, Inc.	11,700	105,100
	Takara Leben Co. Ltd.	547,800	1,252,970
	Tenpo Innovation Co. Ltd.	3,100	19,893
	TOC Co. Ltd.	297,950	1,534,633
	Tokyo Rakutenchi Co. Ltd.	19,800	602,540
#	Tokyo Theatres Co., Inc.	47,099	442,707
	Tosei Corp.	187,900	1,581,063
	Urbanet Corp. Co. Ltd.	92,700	215,125
	Yoshicon Co. Ltd.	3,100	26,120

TOTAL REAL ESTATE			38,176,270

UTILITIES — (1.6%)
#	EF-ON, Inc.	88,520	372,064
#	eRex Co. Ltd.	185,100	2,801,780
	Hiroshima Gas Co. Ltd.	322,200	805,924
	Hokkaido Electric Power Co., Inc.	1,163,200	4,317,907
	Hokkaido Gas Co. Ltd.	96,800	1,125,825
#	Hokuriku Electric Power Co.	1,020,000	4,046,302
#	Hokuriku Gas Co. Ltd.	10,100	210,234
	K&O Energy Group, Inc.	94,000	1,205,216
	Nippon Gas Co. Ltd.	684,000	9,706,198
	Okinawa Electric Power Co., Inc.	293,616	2,922,769
# *	RENOVA, Inc.	18,000	221,775
	Saibu Gas Holdings Co. Ltd.	217,000	3,561,606
	Shikoku Electric Power Co., Inc.	708,000	4,070,656
	Shizuoka Gas Co. Ltd.	319,000	2,286,645
#	Toell Co. Ltd.	57,500	366,537

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
West Holdings Corp.	134,903	$5,321,213

TOTAL UTILITIES		43,342,651

TOTAL COMMON STOCKS Cost ($ 2,848,640,142)		2,693,255,860

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@ § The DFA Short Term Investment Fund	5,113,148	59,143,777

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,907,781,909)		$2,752,399,637

ST	Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$76,576,692	—	$76,576,692
Consumer Discretionary	—	389,703,906	—	389,703,906
Consumer Staples	—	208,955,771	—	208,955,771
Energy	—	28,477,319	—	28,477,319
Financials	$3,391,495	241,569,648	—	244,961,143
Health Care	—	125,839,005	—	125,839,005
Industrials	—	788,756,111	—	788,756,111
Information Technology	—	413,873,146	—	413,873,146
Materials	—	334,593,846	—	334,593,846
Real Estate	—	38,176,270	—	38,176,270
Utilities	—	43,342,651	—	43,342,651
Securities Lending Collateral	—	59,143,777	—	59,143,777

TOTAL	$3,391,495	$2,749,008,142	—	$2,752,399,637

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.1%)
*	3P Learning Ltd.	93,233	$103,532
# *	5E Advanced Materials, Inc.	10,282	26,008
*	A2B Australia Ltd.	511,111	457,049
# *	A-Cap Energy Ltd.	575,931	50,898
	Accent Group Ltd.	2,684,944	2,703,152
* ††	ACN Ltd.	1,687	1
	Acrow Formwork & Construction Services Ltd.	188,221	66,939
*	Actinogen Medical Ltd.	729,727	44,620
#	Adairs Ltd.	1,071,476	2,130,226
	Adbri Ltd.	2,286,093	4,665,550
# *	Adore Beauty Group Ltd.	42,014	48,756
# *	Advance Zinctek Ltd.	9,653	14,329
# *	Aeris Resources Ltd.	694,142	58,854
*	Ainsworth Game Technology Ltd.	529,062	395,277
# *	Alcidion Group Ltd.	643,486	78,006
*	Alkane Resources Ltd.	3,356,164	2,402,435
# *	Alliance Aviation Services Ltd.	423,816	1,129,402
# *	Alligator Energy Ltd.	8,107,416	454,317
*	Altech Chemicals Ltd.	174,277	10,894
# *	AMA Group Ltd.	6,168,260	1,202,597
*	AMP Ltd.	19,595,083	15,831,359
*	Andromeda Metals Ltd.	168,724	11,786
#	Ansell Ltd.	532,511	10,199,296
*	Antipa Minerals Ltd.	2,670,077	80,386
#	Appen Ltd.	755,130	3,449,389
# *	Arafura Resources Ltd.	9,284,899	2,515,579
	ARB Corp. Ltd.	521,026	14,441,507
# *	Archer Materials Ltd.	514,440	309,999
*	Ardea Resources Ltd.	132,809	153,659
# *	Ardent Leisure Group Ltd.	3,214,664	3,009,253
# *	Argosy Minerals Ltd.	1,030,094	317,905
*	Aroa Biosurgery Ltd.	79,562	49,334
*	Atomos Ltd.	766,415	393,732
	AUB Group Ltd.	600,321	9,719,664
# *	Audinate Group Ltd.	116,574	498,799
*	Aura Energy Ltd.	259,286	48,328
# *	Aurelia Metals Ltd.	8,842,817	2,795,320
	Ausgold Ltd.	19,015	914
*	Aussie Broadband Ltd.	449,193	1,746,844
	Austal Ltd.	2,403,127	3,420,557
	Austin Engineering Ltd.	392,390	71,177
*	Australian Agricultural Co. Ltd.	3,149,972	3,821,299
	Australian Ethical Investment Ltd.	256,761	1,043,298
#	Australian Finance Group Ltd.	1,762,091	2,506,542
*	Australian Mines Ltd.	1,686,274	228,557
*	Australian Potash Ltd.	426,553	21,334
*	Australian Strategic Materials Ltd.	565,588	2,503,728
# *	Australian Vanadium Ltd.	9,475,538	454,848
#	Australian Vintage Ltd.	3,037,444	1,515,737
*	Australis Oil & Gas Ltd.	643,590	27,094
	Auswide Bank Ltd.	166,720	833,338
	Auteco Minerals Ltd.	247,992	13,195
#	AVJennings Ltd.	5,672,925	2,097,165
*	AVZ Minerals Ltd.	263,719	177,164
	Azure Minerals Ltd.	24,167	5,568

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Baby Bunting Group Ltd.	779,798	$2,547,192
*	Bannerman Energy Ltd.	953,936	153,707
	Bapcor Ltd.	2,189,248	10,377,622
	Base Resources Ltd.	1,285,410	285,178
*	BCI Minerals Ltd.	2,639,736	756,873
#	Beach Energy Ltd.	11,412,031	13,011,046
#	Beacon Lighting Group Ltd.	399,768	673,074
	Beacon Minerals Ltd.	2,446,902	58,468
	Bega Cheese Ltd.	1,973,378	6,964,374
#	Bell Financial Group Ltd.	709,933	618,170
*	Bellevue Gold Ltd.	6,785,244	4,566,969
	Berkeley Energia Ltd.	37,692	11,752
# *	Betmakers Technology Group Ltd.	1,239,988	495,254
# *	Bigtincan Holdings Ltd.	1,280,517	574,699
*	Bionomics Ltd.	160,677	6,867
*	Black Rock Mining Ltd.	2,860,513	562,348
	Blackmores Ltd.	94,906	4,805,672
	Blackstone Minerals Ltd.	110,079	28,096
#	Boral Ltd.	193,366	482,376
*	Boss Energy Ltd.	153,235	288,782
	Boss Energy Ltd.	5,817	11,056
*	Botanix Pharmaceuticals Ltd.	688,967	39,444
*	Bowen Coking Coal Ltd.	330,866	76,340
	Bravura Solutions Ltd.	1,830,843	2,428,184
#	Breville Group Ltd.	652,020	10,805,621
	Brickworks Ltd.	486,532	8,081,060
*	Bubs Australia Ltd.	93,511	28,685
*	Buru Energy Ltd.	713,223	103,849
	BWX Ltd.	1,101,611	1,449,165
*	Byron Energy Ltd.	275,427	32,067
*	Calidus Resources Ltd.	842,114	592,269
*	Calima Energy Ltd.	1,950,890	252,886
*	Calix Ltd.	558,482	3,418,363
*	Cannindah Resources Ltd.	18,583	4,104
	Capitol Health Ltd.	5,659,421	1,293,016
	Capral Ltd.	53,401	352,671
*	Capricorn Metals Ltd.	2,026,381	5,894,993
# *	Carbon Revolution Ltd.	376,531	153,813
# *	Carnarvon Energy Ltd.	7,925,626	1,308,568
	Carsales.com Ltd.	158,005	2,332,639
#	Cash Converters International Ltd.	2,819,818	496,312
# *	Catapult Group International Ltd.	458,978	389,153
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	480,734	1,573,625
*	Central Petroleum Ltd.	759,474	62,971
*,* ††	Centrebet Litigatation.	162,672	0
*	Chalice Mining Ltd.	679,443	3,261,814
	Challenger Exploration Ltd.	96,068	20,505
	Challenger Ltd.	2,057,729	10,411,183
#	Champion Iron Ltd.	1,573,976	7,978,815
# *	City Chic Collective Ltd.	1,254,668	2,611,458
*	Clean Seas Seafood Ltd.	231,488	98,765
	ClearView Wealth Ltd.	156,351	89,236
#	Clinuvel Pharmaceuticals Ltd.	240,036	2,760,701
#	Clover Corp. Ltd.	757,373	720,589
# *	Cobalt Blue Holdings Ltd.	650,479	384,117
	Codan Ltd.	670,501	3,343,712
# *	Cogstate Ltd.	209,872	320,123
*	Collection House Ltd.	1,706,260	133,620

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Collins Foods Ltd.	797,445	$5,710,195
*	Comet Ridge Ltd.	727,460	91,174
# *	Cooper Energy Ltd.	12,026,944	2,456,157
# *	Core Lithium Ltd.	756,237	717,896
*	Corporate Travel Management Ltd.	678,798	12,247,274
	Costa Group Holdings Ltd.	2,751,728	6,435,444
#	Credit Corp. Group Ltd.	442,571	8,462,623
*	Creso Pharma Ltd.	39,292	1,672
	CSR Ltd.	3,109,441	13,316,440
# *	Cynata Therapeutics Ltd.	111,132	29,045
*	Dacian Gold Ltd.	1,194,281	193,796
# *	Danakali Ltd.	693,690	129,842
	Data#3 Ltd.	1,135,606	4,611,820
# *	De Grey Mining Ltd.	5,677,245	4,776,641
*	Decmil Group Ltd.	47,381	4,194
# *	Deep Yellow Ltd.	1,225,908	784,713
	Deterra Royalties Ltd.	2,795,041	9,468,720
*	Develop Global Ltd.	15,149	33,663
	DGO Gold Ltd.	13,138	31,362
	Dicker Data Ltd.	390,722	3,613,035
	Domain Holdings Australia Ltd.	1,619,291	3,943,508
	Downer EDI Ltd.	3,840,565	14,859,162
*	Dreadnought Resources Ltd.	4,729,913	143,893
#	Eagers Automotive Ltd.	801,536	7,408,862
#	Earlypay Ltd.	954,863	336,082
# *	Eclipx Group Ltd.	2,349,979	4,601,675
*	Ecofibre Ltd.	75,087	21,321
# *	Ecograf Ltd.	1,661,115	562,941
	Elanor Investor Group	430,634	652,264
	Elders Ltd.	1,009,369	10,147,308
# *	Electro Optic Systems Holdings Ltd.	454,671	698,429
	Elementos Ltd.	47,135	26,643
*	Elementos Ltd.	88,637	49,679
# *	Elevate Uranium Ltd.	172,343	72,832
*	Elixir Energy Ltd.	2,250,692	253,002
# *	Elmo Software Ltd.	101,881	222,147
#	Emeco Holdings Ltd.	2,574,795	1,513,028
*	Emerald Resources NL	330,895	280,564
# *	EML Payments Ltd.	1,986,286	2,150,333
*	Energy Resources of Australia Ltd.	361,125	84,469
	Enero Group Ltd.	256,550	634,952
# *	EnviroSuite Ltd.	1,131,191	108,220
	EQT Holdings Ltd.	131,324	2,553,787
#	Estia Health Ltd.	1,663,088	2,717,062
	Eureka Group Holdings Ltd.	28,507	13,775
# *	European Lithium Ltd.	3,882,196	251,417
	Euroz Hartleys Group Ltd.	333,049	395,270
*	EVENT Hospitality & Entertainment Ltd.	554,678	5,680,201
*	Experience Co. Ltd.	102,579	23,625
	Fenix Resources Ltd.	262,709	60,326
	Finbar Group Ltd.	337,695	189,519
	Fleetwood Ltd.	628,898	821,013
# *	Flight Centre Travel Group Ltd.	742,646	11,597,764
*	Fluence Corp. Ltd.	116,395	20,454
*	Frontier Digital Ventures Ltd.	964,999	768,407
# *	FYI Resources Ltd.	452,463	71,940
#	G8 Education Ltd.	6,429,688	4,954,932
# *	Galan Lithium Ltd.	1,948,397	2,305,957
# *	Gascoyne Resources Ltd.	115,362	22,705

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Genetic Signatures Ltd.	171,373	$160,883
# *	Genex Power Ltd.	899,377	96,836
	Genworth Mortgage Insurance Australia Ltd.	2,608,888	5,485,155
	Gold Road Resources Ltd.	6,651,673	7,265,158
	GR Engineering Services Ltd.	217,755	318,080
	GrainCorp Ltd., Class A	1,547,172	11,180,429
	Grange Resources Ltd.	3,698,163	3,487,435
# *	Greenland Minerals Ltd.	1,881,748	92,349
*	GTN Ltd.	15,394	5,789
	GUD Holdings Ltd.	1,102,137	9,899,822
	GWA Group Ltd.	1,609,241	2,570,452
	Hansen Technologies Ltd.	1,305,013	5,050,977
*	Hastings Technology Metals Ltd.	820,158	157,082
	Healius Ltd.	3,973,423	12,502,907
	Healthia Ltd.	117,241	150,912
*	Helios Energy Ltd.	632,312	44,999
# *	Helloworld Travel Ltd.	51,370	94,597
*	Highfield Resources Ltd.	487,447	381,479
	Hillgrove Resources Ltd.	352,714	19,261
	Horizon Oil Ltd.	1,563,587	142,476
*	Hot Chili Ltd.	169,686	196,622
#	HT&E Ltd.	1,709,119	2,045,085
#	HUB24 Ltd.	395,765	6,609,865
#	Humm Group Ltd.	2,546,056	1,474,109
*	IDT Australia Ltd.	52,972	5,781
	IGO Ltd.	123,803	1,125,662
	Iluka Resources Ltd.	2,047,759	16,039,888
#	Image Resources NL	946,902	148,614
	Imdex Ltd.	3,004,974	5,271,736
*	Immutep Ltd.	1,479,153	349,613
*	Immutep Ltd., Sponsored ADR	4,516	10,342
# *	ImpediMed Ltd.	417,437	34,773
# *	Imugene Ltd.	4,245,890	635,356
#	Infomedia Ltd.	3,087,927	2,743,468
#	Inghams Group Ltd.	2,772,101	6,001,824
	Insignia Financial Ltd.	3,939,870	9,470,814
	Integral Diagnostics Ltd.	1,510,998	4,189,821
# *	Integrated Research Ltd.	750,808	401,771
*	Investigator Resources Ltd.	686,170	29,864
# *	Invictus Energy Ltd.	160,419	26,698
#	InvoCare Ltd.	945,502	8,112,223
*	ioneer Ltd.	11,443,354	5,315,439
	IPH Ltd.	1,267,863	6,721,402
	IRESS Ltd.	1,238,548	9,527,574
	IVE Group Ltd.	628,751	874,887
*	Janison Education Group Ltd.	262,831	145,025
# *	Jervois Global Ltd.	129,686	82,365
	Johns Lyng Group Ltd.	1,066,692	6,676,213
	Jumbo Interactive Ltd.	208,843	2,539,075
#	Jupiter Mines Ltd.	5,443,189	939,365
# *	Kalium Lakes Ltd.	365,906	25,541
# *	Karoon Energy Ltd.	4,632,210	6,652,305
	Kelly Partners Group Holdings Ltd.	3,572	12,817
	Kelsian Group Ltd.	554,052	3,069,677
*	KGL Resources Ltd.	310,205	80,908
# *	Kingsgate Consolidated Ltd.	897,718	903,449
*	Koba Resources Ltd.	34,186	0
# *	Kogan.com Ltd.	468,030	1,272,241
# *	Lake Resources NL	3,681,901	4,944,563

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Lark Distilling Co. Ltd.	65,368	$163,047
* ††	Lednium Technology Pty Ltd.	195,019	0
# *	Legend Mining Ltd.	2,176,273	130,431
# *	Lepidico Ltd.	2,895,993	67,131
	Lifestyle Communities Ltd.	512,769	5,404,274
	Link Administration Holdings Ltd.	2,206,818	7,813,444
# *	Lithium Power International Ltd.	304,819	163,708
# *	Livetiles Ltd.	344,818	21,480
# *	Lotus Resources Ltd.	364,198	85,128
#	Lovisa Holdings Ltd.	315,990	3,617,876
*	Lucapa Diamond Co. Ltd.	2,713,021	122,677
	Lycopodium Ltd.	64,242	274,109
	MA Financial Group Ltd.	357,116	1,727,633
	MACA Ltd.	2,345,337	1,332,542
# *	Mach7 Technologies Ltd.	42,643	20,165
	Macmahon Holdings Ltd.	5,797,402	688,879
*	Macquarie Telecom Group Ltd.	17,053	837,444
	Mader Group Ltd.	24,423	49,972
*	Maggie Beer Holdings Ltd.	243,446	83,156
# *	Magnetite Mines Ltd.	2,125,737	41,643
	Magnetite Mines Ltd.	10,628,685	30,039
*	Matador Mining Ltd.	63,503	11,286
#	MaxiPARTS Ltd.	79,407	118,977
# *	Mayne Pharma Group Ltd.	9,518,774	1,902,076
	McMillan Shakespeare Ltd.	532,794	4,443,551
#	McPherson’s Ltd.	653,702	409,548
# *	Medical Developments International Ltd.	133,004	327,221
	Medusa Mining Ltd.	1,024,934	609,247
# *	Megaport Ltd.	899,235	5,342,250
# *	Mesoblast Ltd.	2,382,780	1,790,782
# *	Metals X Ltd.	5,234,656	2,707,724
	Metcash Ltd.	6,250,669	20,983,314
#	Michael Hill International Ltd.	1,522,713	1,230,373
# *	Micro-X Ltd.	261,656	36,772
*	Mincor Resources NL	2,649,729	4,660,199
*	MMA Offshore Ltd.	1,563,399	626,227
#	Monadelphous Group Ltd.	693,546	5,166,379
	Monash IVF Group Ltd.	1,831,520	1,591,451
	Money3 Corp. Ltd.	1,348,356	2,477,841
*	MoneyMe Ltd.	217,905	225,643
*	Morella Corp. Ltd.	156,232	4,023
* ††	Morning Star Gold NL	332,749	0
	Motorcycle Holdings Ltd.	109,445	221,236
#	Mount Gibson Iron Ltd.	4,669,204	2,291,164
# ††	Myanmar Metals Ltd.	49,486	4,591
#	Myer Holdings Ltd.	5,088,735	1,736,852
	MyState Ltd.	739,564	2,589,996
# *	Nanosonics Ltd.	1,546,016	4,272,059
	National Tyre & Wheel Ltd.	97,940	82,744
# *	Navarre Minerals Ltd.	1,529,442	102,673
	Navigator Global Investments Ltd.	1,090,492	1,246,281
# *	Nearmap Ltd.	3,423,442	2,898,299
# *	Neometals Ltd.	1,542,276	1,673,731
#	Netwealth Group Ltd.	622,800	5,639,173
	Neurizer Ltd.	278,903	38,082
# *	New Century Resources Ltd.	157,261	250,967
	New Energy Solar	35,136	19,623
#	New Hope Corp. Ltd.	3,053,402	7,519,915
*	New World Resources Ltd.	2,729,773	95,242

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	nib holdings Ltd.	2,951,426	$14,696,382
#	Nick Scali Ltd.	502,778	3,586,621
	Nickel Mines Ltd.	5,750,030	5,270,190
*	Nitro Software Ltd.	80,176	75,256
*	Northern Minerals Ltd.	730,115	25,487
# *	Norwest Energy NL	1,011,292	24,088
*	Noumi Ltd.	181,969	25,513
# *	Nova Minerals Ltd.	108,288	57,372
# *	Novonix Ltd.	1,895,530	6,715,899
*	Noxopharm Ltd.	180,445	38,231
	NRW Holdings Ltd.	3,366,410	4,589,677
	Nufarm Ltd.	1,868,539	8,405,996
	Objective Corp. Ltd.	76,409	910,912
*	OFX Group Ltd.	1,909,589	3,427,634
*	Oklo Resources Ltd.	111,596	6,828
	OM Holdings Ltd.	676,887	417,902
# *	Omni Bridgeway Ltd.	2,340,733	5,499,499
	oOh!media Ltd.	3,417,957	3,741,820
# *	Opthea Ltd.	1,257,529	900,939
*	Ora Banda Mining Ltd.	801,622	21,567
*	OreCorp Ltd.	192,088	94,430
	Orora Ltd.	5,931,076	16,620,849
	Pacific Current Group Ltd.	337,121	1,754,399
# *	Pacific Smiles Group Ltd.	272,678	441,911
	Pact Group Holdings Ltd.	1,422,949	2,297,934
*	Paladin Energy Ltd.	14,954,350	8,229,749
*	Panoramic Resources Ltd.	10,499,003	2,450,945
# *	Pantoro Ltd.	4,547,983	891,288
*	Paradigm Biopharmaceuticals Ltd.	41,528	35,868
	Paragon Care Ltd.	253,414	73,152
	Peal Resources Ltd.	22,422	11,090
	Peet Ltd.	1,348,161	1,055,570
#	Pendal Group Ltd.	2,058,779	7,579,036
# *	Peninsula Energy Ltd.	3,332,209	520,601
	PeopleIN Ltd.	417,069	1,108,381
	Pepper Money Ltd.	217,431	335,544
	Perenti Global Ltd.	4,462,529	2,217,259
#	Perpetual Ltd.	376,124	8,646,990
	Perseus Mining Ltd.	8,114,950	11,292,171
#	Pinnacle Investment Management Group Ltd.	620,929	4,058,167
	Platinum Asset Management Ltd.	1,941,364	2,540,318
*	Podium Minerals Ltd.	245,537	77,180
*	PointsBet Holdings Ltd.	125,043	254,814
*	Poseidon Nickel Ltd.	12,683,800	739,908
# *	PPK Group Ltd.	22,761	62,091
# *	Praemium Ltd.	2,977,411	1,350,207
# *	Predictive Discovery Ltd.	2,463,556	423,971
	Premier Investments Ltd.	323,537	5,733,066
*	Prescient Therapeutics Ltd.	430,367	38,788
	Pro Medicus Ltd.	20,243	662,021
#	Probiotec Ltd.	78,596	126,864
	Pro-Pac Packaging Ltd.	7,272	7,250
	Propel Funeral Partners Ltd.	156,983	509,942
*	Prophecy International Holdings Ltd.	24,007	18,193
# *	Prospect Resources Ltd.	1,167,946	796,288
	PSC Insurance Group Ltd.	212,280	686,989
	PTB Group Ltd.	66,652	56,759
#	PWR Holdings Ltd.	584,703	4,173,487
# *	PYC Therapeutics Ltd.	389,981	23,961

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	QANTM Intellectual Property Ltd.	112,211	$86,670
# *	Raiz Invest Ltd.	65,033	44,561
#	Ramelius Resources Ltd.	5,417,357	5,753,347
*	ReadyTech Holdings Ltd.	260,516	618,655
#	Reckon Ltd.	391,834	230,619
*	Red 5 Ltd.	13,044,571	3,746,067
*	Red River Resources Ltd.	243,417	37,944
# *	Redbubble Ltd.	1,256,028	986,516
#	Regis Healthcare Ltd.	998,299	1,475,588
#	Regis Resources Ltd.	4,825,314	7,069,383
# *	Reject Shop Ltd.	172,851	481,840
	Reliance Worldwide Corp. Ltd.	3,624,075	9,945,168
	Renaissance Uranium Ltd.	81,493	15,834
# *	Renascor Resources Ltd.	645,598	121,389
#	Resimac Group Ltd.	121,552	138,122
# *	Resolute Mining Ltd.	7,814,227	1,929,082
*	Retail Food Group Ltd.	12,168,489	574,349
*	Rex Minerals Ltd.	36,621	6,183
	Ridley Corp. Ltd.	1,912,074	2,267,714
*	RPMGlobal Holdings Ltd.	1,028,977	1,229,014
# *	Rumble Resources Ltd.	178,014	46,491
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,964,241	11,748,649
*	SciDev Ltd.	144,186	29,199
# *	SECOS Group Ltd.	230,520	29,127
	Select Harvests Ltd.	892,695	4,125,281
#	Servcorp Ltd.	348,243	883,856
*	Service Stream Ltd.	4,278,797	2,640,271
*	Seven West Media Ltd.	8,955,400	4,375,702
	SG Fleet Group Ltd.	639,084	1,105,540
	Shaver Shop Group Ltd.	677,378	548,090
*	Sheffield Resources Ltd.	215,105	87,377
	Shine Justice Ltd.	59,739	48,366
	Shriro Holdings Ltd.	24,206	17,222
	Sigma Healthcare Ltd.	6,192,917	2,184,083
*	Silex Systems Ltd.	80,327	77,121
*	Silver Lake Resources Ltd.	5,791,755	7,565,868
# *	Silver Mines Ltd.	3,864,903	649,366
	Sims Ltd.	1,144,275	16,544,951
	SmartGroup Corp. Ltd.	948,165	5,938,103
# *	Solstice Minerals Ltd.	19,314	0
*	SomnoMed Ltd.	25,160	32,913
	Southern Cross Electrical Engineering Ltd.	769,816	360,553
	Southern Cross Media Group Ltd.	1,561,488	1,887,298
# * ††	Speedcast International Ltd.	1,497,915	0
*	Spirit Technology Solutions Ltd.	391,679	23,601
# *	Splitit Ltd.	84,457	15,247
	SRG Global Ltd.	622,611	281,558
	St Barbara Ltd.	6,020,429	5,627,686
*	Star Entertainment Grp Ltd.	5,123,970	11,317,208
# *	Starpharma Holdings Ltd.	139,631	83,672
	Steadfast Group Ltd.	2,064,917	7,475,790
# *	Strike Energy Ltd.	5,952,516	1,382,716
	Sunland Group Ltd.	1,145,029	2,228,754
# *	Sunrise Energy Metals Ltd.	8,693	20,340
# *	Sunstone Metals Ltd.	6,891,891	317,523
	Super Retail Group Ltd.	1,085,264	8,029,960
*	Superloop Ltd.	2,183,801	1,456,917
	Symbio Holdings Ltd.	299,326	1,027,655

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Syrah Resources Ltd.	4,909,774	$6,687,640
	Tassal Group Ltd.	1,531,815	4,061,629
	Technology One Ltd.	1,701,660	12,279,588
# *	Temple & Webster Group Ltd.	540,805	2,207,322
	Terracom Ltd.	197,944	78,455
	Tribune Resources Ltd.	14,725	47,867
# *	Tyro Payments Ltd.	2,067,445	1,767,120
	United Malt Grp Ltd.	1,796,399	5,248,830
*	Uniti Group Ltd.	3,117,288	10,764,646
	VGI Partners Ltd.	7,907	23,030
# *	Vimy Resources Ltd.	2,696,828	447,678
* ††	Virgin Australia Holdings Ltd.	7,648,897	0
	Virtus Health Ltd.	589,189	3,401,101
	Vita Group Ltd.	808,862	287,004
# *	Vital Metals Ltd.	246,694	10,466
Ω	Viva Energy Group Ltd.	5,149,577	10,103,475
# *	Viva Leisure Ltd.	84,215	97,259
# *	Vmoto Ltd.	267,457	73,145
# *	Volpara Health Technologies Ltd.	225,102	133,909
# *	VRX Silica Ltd.	1,325,475	177,002
*	Wagners Holding Co. Ltd.	122,838	114,713
*	Walkabout Resources Ltd.	1,129,282	189,301
# *	Warrego Energy Ltd.	86,865	8,263
# *	Webjet Ltd.	2,181,629	9,051,958
*	West African Resources Ltd.	6,322,943	6,032,039
*	Western Areas Ltd.	2,291,678	6,194,136
	Westgold Resources Ltd.	3,170,864	3,661,168
# *	Whispir Ltd.	121,430	104,915
	Whitehaven Coal Ltd.	5,290,865	18,169,068
*	Widgie Nickel Ltd.	265,653	90,397
*	Wiluna Mining Corp. Ltd.	248,265	129,208
	Yancoal Australia Ltd.	40,527	152,737
# *	Zip Co. Ltd.	2,250,758	1,655,533

TOTAL AUSTRALIA			1,043,969,769

CHINA — (0.6%)
Ω	BOC Aviation Ltd.	556,000	4,361,469
	BOE Varitronix Ltd.	3,180,293	3,603,367
*	China Display Optoelectronics Technology Holdings Ltd.	5,928,000	314,908
	Fountain SET Holdings Ltd.	5,528,000	985,077
	GDH Guangnan Holdings Ltd.	2,083,600	177,956
*	Goodbaby International Holdings Ltd.	1,919,000	241,067
*	Huafa Property Services Group Co. Ltd.	6,380,000	121,636
	Huasheng International Holding Ltd.	6,330,000	96,348
*	Meilleure Health International Industry Group Ltd.	324,000	14,957
*	Neo-Neon Holdings Ltd.	2,315,500	142,740

TOTAL CHINA			10,059,525

HONG KONG — (20.1%)
*	Aceso Life Science Group Ltd.	7,436,400	86,991
	Aeon Credit Service Asia Co. Ltd.	986,000	642,561
	Allied Group Ltd.	12,124,000	4,286,181
	Analogue Holdings Ltd.	694,000	156,778
	APAC Resources Ltd.	4,519,815	605,312
# *	Apollo Future Mobility Group Ltd.	8,436,000	377,642
*	Applied Development Holdings Ltd.	13,430,000	172,317
	Asia Financial Holdings Ltd.	2,114,908	908,857
	Asia Standard Hotel Group Ltd.	2,671,654	48,593

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Asia Standard International Group Ltd.	11,266,917	$1,064,908
	Asiasec Properties Ltd.	1,415,000	82,032
	ASM Pacific Technology Ltd.	1,444,600	14,558,364
	Associated International Hotels Ltd.	952,000	1,533,441
	Automated Systems Holdings Ltd.	434,400	56,437
	Bank of East Asia Ltd. (The)	2,270,934	3,360,340
* ††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	159,691
	BOCOM International Holdings Co. Ltd.	2,371,000	323,240
††	Brightoil Petroleum Holdings Ltd.	9,034,000	323,852
	Build King Holdings Ltd.	630,000	66,951
	Cafe de Coral Holdings Ltd.	3,056,000	4,797,845
*	Cathay Pacific Airways Ltd.	2,001,000	1,999,253
*	Century City International Holdings Ltd.	7,111,460	332,962
	Chen Hsong Holdings	1,296,000	351,831
	Cheuk Nang Holdings Ltd.	771,714	240,828
	Chevalier International Holdings Ltd.	820,989	946,003
*	China Baoli Technologies Holdings Ltd.	114,750	4,231
*	China Best Group Holding Ltd.	1,124,998	110,397
*	China Energy Development Holdings Ltd.	49,560,000	925,333
	China Motor Bus Co. Ltd.	80,000	900,204
* ††	China Solar Energy Holdings Ltd.	1,669,500	7,181
# *	China Star Entertainment Ltd.	11,170,000	1,183,209
# *	China Strategic Holdings Ltd.	83,051,250	354,674
	China Tonghai International Financial Ltd.	1,300,000	24,622
	Chinese Estates Holdings Ltd.	2,943,500	855,281
	Chinney Investments Ltd.	1,180,000	224,749
	Chow Sang Sang Holdings International Ltd.	2,417,000	2,675,966
	Chuang’s China Investments Ltd.	8,811,407	405,978
	Chuang’s Consortium International Ltd.	7,519,043	822,745
	CITIC Telecom International Holdings Ltd.	13,126,125	4,710,466
#	CK Life Sciences Int’l Holdings, Inc.	18,634,000	1,391,373
#	CMBC Capital Holdings Ltd.	440,999	100,643
#	C-Mer Eye Care Holdings Ltd.	2,026,000	1,098,143
	CNT Group Ltd.	7,979,264	388,321
#	Convenience Retail Asia Ltd.	1,026,000	122,582
# *	Cowell e Holdings, Inc.	407,000	455,566
Ω	Crystal International Group Ltd.	304,000	118,587
	CSI Properties Ltd.	47,866,383	1,140,192
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,764,716	3,163,805
	Dah Sing Financial Holdings Ltd.	1,436,144	4,179,071
	Dickson Concepts International Ltd.	1,591,000	793,901
*	Digital Domain Holdings Ltd.	581,000	42,373
*	Dingyi Group Investment Ltd.	300,000	3,418
*	DTXS Silk Road Investment Holdings Co. Ltd.	72,000	15,021
	Dynamic Holdings Ltd.	198,000	245,381
	Eagle Nice International Holdings Ltd.	2,022,000	1,189,281
	EC Healthcare	1,453,097	1,460,446
	EcoGreen International Group Ltd.	1,994,640	482,964
*	Elegance Optical International Holdings Ltd.	1,160,000	117,117
*	Emperor Capital Group Ltd.	30,219,000	222,724
	Emperor Entertainment Hotel Ltd.	4,840,000	385,139
	Emperor International Holdings Ltd.	10,584,753	1,141,415
	Emperor Watch & Jewellery Ltd.	25,160,000	528,802
*	Energy International Investments Holdings Ltd.	1,960,000	13,658
*	ENM Holdings Ltd.	13,284,000	1,090,668
*	Esprit Holdings Ltd.	10,210,325	1,798,696
*	Eternity Investment Ltd.	820,000	16,332

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	EuroEyes International Eye Clinic Ltd., Class C	331,000	$276,633
#	Fairwood Holdings Ltd.	805,600	1,470,040
	Far East Consortium International Ltd.	12,107,375	3,773,104
	First Pacific Co. Ltd.	15,728,000	6,341,617
* Ω	FIT Hon Teng Ltd.	2,007,000	255,489
#* Ω	Fosun Tourism Group	178,200	237,593
	Four Seas Mercantile Holdings Ltd.	610,000	203,941
* Ω	Frontage Holdings Corp.	2,892,000	854,143
	FSE Lifestyle Services Ltd.	617,000	398,711
# *	GBA Holdings Ltd.	18,640,000	23,754
*	Genting Hong Kong Ltd.	5,824,000	230,822
	Get Nice Financial Group Ltd.	2,438,600	240,472
	Giordano International Ltd.	8,456,000	1,764,967
	Glorious Sun Enterprises Ltd.	3,932,000	393,250
*	Gold Peak Industries Holdings Ltd.	3,029,642	273,090
	Golden Resources Development International Ltd.	4,082,500	244,934
* ††	Good Resources Holdings Ltd.	6,860,000	13,900
*	GR Properties Ltd.	1,814,000	261,599
	Great Eagle Holdings Ltd.	1,119,446	2,611,989
*	Greentech Technology International Ltd.	11,720,000	285,699
*	G-Resources Group Ltd.	2,817,810	978,687
	Guoco Group Ltd.	2,000	20,931
	Guotai Junan International Holdings Ltd.	29,983,797	3,257,810
#	Haitong International Securities Group Ltd.	16,775,400	2,655,614
	Hang Lung Group Ltd.	2,819,000	5,504,073
	Hanison Construction Holdings Ltd.	2,713,649	415,630
*	Hans Energy Co. Ltd.	2,208,000	42,559
*	Harbour Centre Development Ltd.	935,500	803,490
	HKBN Ltd.	3,890,500	4,545,417
#	HKR International Ltd.	7,078,969	2,582,840
	Hon Kwok Land Investment Co. Ltd.	388,800	127,280
*	Hong Kong ChaoShang Group Ltd.	1,440,000	156,081
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	894,694
	Hong Kong Technology Venture Co. Ltd.	2,001,000	1,695,788
*	Hongkong & Shanghai Hotels Ltd. (The)	3,625,989	3,599,685
	Hongkong Chinese Ltd.	5,038,000	406,642
Ω	Honma Golf Ltd.	1,097,500	440,056
# ††	Hsin Chong Group Holdings Ltd.	10,243,403	85,634
	Hung Hing Printing Group Ltd.	2,940,000	474,948
# *	Huobi Technology Holdings Ltd.	340,000	235,172
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	2,019,938
*	Hypebeast Ltd.	2,705,000	341,189
	Hysan Development Co. Ltd.	2,474,000	7,279,085
	IGG, Inc.	8,082,000	3,328,796
*	Imagi International Holdings Ltd.	2,516,984	157,340
Ω	Impro Precision Industries Ltd.	386,000	99,949
	International Housewares Retail Co. Ltd.	2,101,000	704,072
*	IPE Group Ltd.	3,345,000	318,133
*	IRC Ltd.	35,846,266	958,740
	ITC Properties Group Ltd.	5,597,292	739,390
	Jacobson Pharma Corp. Ltd.	3,580,000	294,791
	Johnson Electric Holdings Ltd.	2,691,054	3,055,753
	K Wah International Holdings Ltd.	1,588,000	595,117
*	Kader Holdings Co. Ltd.	248,000	13,780
	Karrie International Holdings Ltd.	2,932,000	556,699
*	Keck Seng Investments Hong Kong Ltd.	912,600	300,489
	Kerry Logistics Network Ltd.	4,063,500	9,344,595
	Kerry Properties Ltd.	2,316,500	6,264,125
	Kingmaker Footwear Holdings Ltd.	1,878,955	259,756

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Kowloon Development Co. Ltd.	3,057,000	$3,979,327
*	KuangChi Science Ltd.	3,714,000	60,962
*	Kwoon Chung Bus Holdings Ltd.	44,000	11,156
*	Lai Sun Development Co. Ltd.	2,556,894	1,197,913
*	Lai Sun Garment International Ltd.	998,295	447,639
	Lam Soon Hong Kong Ltd.	326,310	515,903
*	Landing International Development Ltd.	6,932,800	198,349
	Landsea Green Properties Co. Ltd.	3,016,000	76,714
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	486,760
*	Lifestyle International Holdings Ltd.	3,051,000	1,466,961
	Lippo China Resources Ltd.	17,982,000	281,976
	Lippo Ltd.	1,161,700	416,491
	Liu Chong Hing Investment Ltd.	1,531,200	1,463,763
	L’Occitane International SA.	2,162,750	6,779,277
	Luk Fook Holdings International Ltd.	3,577,000	8,187,430
	Lung Kee Bermuda Holdings	1,491,875	702,523
*	Magnificent Hotel Investment Ltd.	13,170,000	181,540
	Man Wah Holdings Ltd.	839,600	785,804
*	Mason Group Holdings Ltd.	111,713,399	252,754
	Matrix Holdings Ltd.	1,067,414	361,375
#	MECOM Power & Construction Ltd.	5,288,000	2,263,724
	Melbourne Enterprises Ltd.	39,500	722,114
*	Melco International Development Ltd.	2,869,000	2,265,248
*	Midland Holdings Ltd.	2,901,987	304,896
#	Miramar Hotel & Investment	1,144,000	1,826,145
	Modern Dental Group Ltd.	2,354,000	858,544
*	Mongolian Mining Corp.	561,000	239,354
	NagaCorp Ltd.	4,604,000	4,114,767
	Nameson Holdings Ltd.	7,692,000	411,385
	Nanyang Holdings Ltd.	133,500	651,962
	National Electronics Hldgs.	2,668,600	347,539
* ††	National United Resources Holdings Ltd.	1,828,000	33,546
*	NewOcean Energy Holdings Ltd.	7,246,000	36,013
#	Nissin Foods Co. Ltd.	1,451,000	953,953
#	NWS Holdings Ltd.	6,731,000	6,093,442
	Oriental Watch Holdings	2,901,611	1,596,326
*	Oshidori International Holdings Ltd.	20,024,400	1,270,387
††	Pacific Andes International Holdings Ltd.	19,435,067	67,863
	Pacific Basin Shipping Ltd.	32,170,000	14,759,938
*	Pacific Century Premium Developments Ltd.	457,240	27,422
	Pacific Textiles Holdings Ltd.	7,573,000	3,334,264
*	Paliburg Holdings Ltd.	3,180,830	831,996
*	Paradise Entertainment Ltd.	3,672,000	375,872
#	PC Partner Group Ltd.	1,792,000	2,185,537
	PCCW Ltd.	15,297,545	8,667,017
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,365
	Pentamaster International Ltd.	1,550,000	188,137
#	Perfect Medical Health Management Ltd.	3,063,000	1,776,132
	Pico Far East Holdings Ltd.	5,142,000	762,023
	Playmates Holdings Ltd.	7,082,000	618,712
	Plover Bay Technologies Ltd.	2,224,000	917,033
	Pokfulam Development Co. Ltd.	62,000	88,605
*	PT International Development Co. Ltd.	8,347,150	229,516
	Public Financial Holdings Ltd.	2,848,000	877,086
* ††	Pyxis Group Ltd.	1,936,000	0
* Ω	Razer, Inc.	13,925,000	4,751,907
*	Regal Hotels International Holdings Ltd.	2,897,800	1,158,329
Ω	Regina Miracle International Holdings Ltd.	1,983,000	1,189,050

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Renco Holdings Group Ltd.	35,000	$574
# *	Sa Sa International Holdings Ltd.	5,060,960	904,605
	Safety Godown Co. Ltd.	1,200,000	461,171
	SAS Dragon Holdings Ltd.	2,178,000	1,247,304
	SEA Holdings Ltd.	1,657,523	1,329,371
*	Shangri-La Asia Ltd.	3,670,000	2,778,710
#	Shenwan Hongyuan HK Ltd.	3,511,250	327,718
*	Shun Ho Property Investments Ltd.	1,254,757	199,970
*	Shun Tak Holdings Ltd.	11,609,419	2,351,825
	Sing Tao News Corp. Ltd.	1,974,000	89,669
	Singamas Container Holdings Ltd.	8,682,000	1,201,166
*	SJM Holdings Ltd.	8,376,000	3,518,448
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,046,227
#	Solomon Systech International Ltd.	11,440,000	784,377
	Soundwill Holdings Ltd.	600,500	521,673
*	South China Holdings Co. Ltd.	17,774,503	178,447
*	Space Group Holdings Ltd.	142,500	82,314
	Stella International Holdings Ltd.	2,697,500	2,852,613
	Sun Hung Kai & Co. Ltd.	5,023,429	2,381,831
	SUNeVision Holdings Ltd.	2,552,000	2,120,124
	TAI Cheung Holdings Ltd.	2,329,000	1,425,229
	Tai Hing Group Holdings Ltd.	221,000	34,303
	Tai Sang Land Development Ltd.	798,910	426,303
#	Tan Chong International Ltd.	1,176,000	300,499
	Tao Heung Holdings Ltd.	1,396,000	155,466
*	Television Broadcasts Ltd.	1,972,400	1,215,934
*	Termbray Industries International Holdings Ltd.	1,244,900	33,151
	Texhong Textile Group Ltd.	176,000	211,653
	Texwinca Holdings Ltd.	4,008,000	688,891
	Tian Teck Land Ltd.	1,024,000	528,229
*	TOM Group Ltd.	416,000	39,571
*	Town Health International Medical Group Ltd.	4,222,115	246,355
	Tradelink Electronic Commerce Ltd.	6,126,000	912,690
	Transport International Holdings Ltd.	1,576,602	2,579,116
*	Trendzon Holdings Group Ltd.	3,724,000	118,065
	United Laboratories International Holdings Ltd.	6,644,000	3,256,049
*	Universal Technologies Holdings Ltd.	1,730,000	25,134
# ††	Untrade Convoy	32,922,000	131,319
# *	Untrade Gold Fin Holdings	9,580,000	0
	Untrade Master Glory GP	972,981	6,051
# ††	Untrade Mh Development NPV	3,238,000	89,750
††	Untrade.Burwill	37,300,960	63,222
††	Up Energy Development Group Ltd.	3,929,000	12,117
*	Value Convergence Holdings Ltd.	2,448,000	75,183
	Value Partners Group Ltd.	5,786,000	2,189,686
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,841
	Vedan International Holdings Ltd.	3,576,000	290,736
	Vitasoy International Holdings Ltd.	2,975,000	5,393,898
# *	Vobile Group Ltd.	3,623,000	1,786,799
# Ω	VPower Group International Holdings Ltd.	4,319,397	496,344
	VSTECS Holdings Ltd.	6,261,600	5,390,924
	VTech Holdings Ltd.	1,345,100	9,515,101
	Wai Kee Holdings Ltd.	6,158,738	2,699,948
	Wang On Group Ltd.	41,740,000	337,356
*	Wealthking Investments Ltd.	7,296,000	515,912
	Wing On Co. International Ltd.	759,000	1,723,882
#	Wing Tai Properties Ltd.	2,187,331	1,162,226
*	YT Realty Group Ltd.	1,968,124	366,428
	YTO Express Holdings Ltd.	728,000	207,324

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Yue Yuen Industrial Holdings Ltd.	2,644,500	$3,889,756
# *	Yunfeng Financial Group Ltd.	612,000	107,472
#	Zensun Enterprises Ltd.	929,000	434,995
*	Zhaobangji Properties Holdings Ltd.	1,440,000	74,534

TOTAL HONG KONG			326,298,725

NEW ZEALAND — (4.4%)
# *	AFT Pharmaceuticals Ltd.	34,226	79,545
# *	Air New Zealand Ltd.	1,670,061	947,816
	Arvida Group Ltd.	1,087,209	1,148,081
	Briscoe Group Ltd.	34,115	131,981
*	Channel Infrastructure NZ Ltd.	878,074	612,272
	Chorus Ltd.	2,555,962	12,126,093
	Colonial Motor Co. Ltd.	144,588	1,002,123
	Comvita Ltd.	50,282	107,261
	Delegat Group Ltd.	6,400	51,871
# *	Eroad Ltd.	24,092	48,595
#	Freightways Ltd.	932,828	7,373,331
	Genesis Energy Ltd.	155,411	287,007
*	Gentrack Group Ltd.	71,302	76,925
	Hallenstein Glasson Holdings Ltd.	307,057	1,191,092
	Heartland Group Holdings Ltd.	2,175,266	3,211,302
#	Investore Property Ltd.	608,266	652,868
#	KMD Brands Ltd.	2,509,713	2,224,079
*	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	564,902
#	Napier Port Holdings Ltd.	46,155	86,280
*	NEW Zealand King Salmon Investments Ltd.	62,336	12,126
#	NZME Ltd.	945,851	875,717
#	NZX Ltd.	1,568,757	1,283,516
	Oceania Healthcare Ltd.	1,288,639	855,198
# *	Pacific Edge Ltd.	1,418,192	819,545
	PGG Wrightson Ltd.	120,785	313,649
*	Pushpay Holdings Ltd.	2,728,665	2,301,406
*	Rakon Ltd.	182,922	197,566
	Restaurant Brands New Zealand Ltd.	161,636	1,342,040
* ††	RPNZ Ltd.	274,180	0
# *	Sanford Ltd.	362,156	1,053,969
#	Scales Corp. Ltd.	436,710	1,362,498
#	Scott Technology Ltd.	51,657	100,311
*	Serko Ltd.	121,000	397,121
	Skellerup Holdings Ltd.	745,484	2,747,374
*	SKY Network Television Ltd.	364,275	628,410
	SKYCITY Entertainment Group Ltd.	4,337,866	8,103,778
	Steel & Tube Holdings Ltd.	575,667	570,444
	Summerset Group Holdings Ltd.	882,718	6,648,601
*	Synlait Milk Ltd.	456,664	1,041,087
*	Tourism Holdings Ltd.	683,001	1,320,901
	TOWER Ltd.	1,895,126	855,024
	Trustpower Ltd.	237,979	1,035,225
#	Turners Automotive Group Ltd.	109,772	285,465
# *	Vista Group International Ltd.	516,999	620,833
	Warehouse Group Ltd.	381,575	851,351
	Z Energy Ltd.	1,685,119	4,112,310

TOTAL NEW ZEALAND			71,658,889

SINGAPORE — (9.4%)
* ††	Abterra Ltd.	230,320	1,216
	AEM Holdings Ltd.	855,100	2,928,345

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Amara Holdings Ltd.	974,800	$257,668
	Ascendas India Trust.	5,025,900	4,540,932
#	Avarga Ltd.	2,626,500	458,634
# *	Banyan Tree Holdings Ltd.	810,900	168,660
# *	Best World International Ltd.	1,202,370	1,182,417
#	Bonvests Holdings Ltd.	950,000	638,719
	Boustead Singapore Ltd.	2,069,082	1,426,301
#	Bukit Sembawang Estates Ltd.	1,182,703	4,297,512
	Bund Center Investment Ltd.	659,825	253,767
# *	Centurion Corp. Ltd.	1,405,100	375,835
	China Aviation Oil Singapore Corp. Ltd.	2,355,399	1,514,324
	China Sunsine Chemical Holdings Ltd.	3,341,800	1,120,711
#	Chip Eng Seng Corp. Ltd.	3,446,800	1,140,964
	Chuan Hup Holdings Ltd.	3,341,700	558,222
	Civmec Ltd.	162,700	76,111
#	ComfortDelGro Corp. Ltd.	7,004,400	7,399,046
*	COSCO Shipping International Singapore Co. Ltd.	6,633,900	1,173,259
# *	Creative Technology Ltd.	285,050	480,139
#	CSE Global Ltd.	2,232,300	771,513
	Dasin Retail Trust	296,700	63,161
#	Del Monte Pacific Ltd.	2,230,164	610,210
	Delfi Ltd.	979,700	540,783
* ††	DMX Technologies Group Ltd.	2,096,000	0
# * ††	Ezion Holdings Ltd.	9,845,878	57,668
# * ††	Ezra Holdings Ltd.	8,161,986	12,158
	Far East Orchard Ltd.	1,158,903	935,305
#	First Resources Ltd.	4,228,700	6,449,579
#	First Sponsor Group Ltd.	484,728	461,535
#	Food Empire Holdings Ltd.	1,334,200	514,306
	Fraser & Neave Ltd.	309,900	308,277
#	Frencken Group Ltd.	1,554,400	1,576,826
	Fu Yu Corp. Ltd.	3,615,000	719,304
*	Gallant Venture Ltd.	5,386,600	497,217
	Geo Energy Resources Ltd.	3,123,600	1,093,534
#	GK Goh Holdings Ltd.	1,315,065	894,579
	Golden Agri-Resources Ltd.	30,770,000	7,188,982
# *	Golden Energy & Resources Ltd.	763,800	370,485
	GP Industries Ltd.	272,809	122,545
#	GuocoLand Ltd.	1,718,714	2,026,917
# *	Halcyon Agri Corp. Ltd.	1,635,533	282,955
#	Hanwell Holdings Ltd.	1,339,819	387,179
	Haw Par Corp. Ltd.	385,000	3,240,398
#	Hiap Hoe Ltd.	498,000	270,246
#	Ho Bee Land Ltd.	1,505,100	3,288,821
#	Hong Fok Corp. Ltd.	3,144,194	2,030,782
* ††	Hong Fok Land Ltd.	1,210,000	0
#	Hong Leong Asia Ltd.	1,675,100	943,213
#	Hong Leong Finance Ltd.	1,002,000	1,862,769
#	Hotel Grand Central Ltd.	1,611,854	1,172,576
#	Hour Glass Ltd.	1,618,732	2,882,153
	HRnetgroup Ltd.	130,100	74,953
	Hutchison Port Holdings Trust	24,983,000	5,954,848
	Hwa Hong Corp. Ltd.	1,957,700	436,032
# * ††	Hyflux Ltd.	3,707,700	114,707
#	iFAST Corp. Ltd.	754,900	2,710,774
# *	Indofood Agri Resources Ltd.	2,701,700	707,496
	InnoTek Ltd.	336,600	141,456
#	ISDN Holdings Ltd.	378,544	156,089
#	Japfa Ltd.	2,101,410	912,346

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	$0
* ††	K1 Ventures Ltd.	1,004,840	0
	Keppel Infrastructure Trust.	18,059,446	7,210,981
#	KSH Holdings Ltd.	1,278,300	327,507
#	Low Keng Huat Singapore Ltd.	949,800	322,466
*	Mandarin Oriental International Ltd.	1,452,700	2,982,724
#	Metro Holdings Ltd.	2,946,592	1,640,476
	Mewah International, Inc.	89,000	26,927
	Micro-Mechanics Holdings Ltd.	109,200	249,503
# * ††	Midas Holdings Ltd.	8,576,553	223,259
# *	mm2 Asia Ltd.	5,969,400	277,537
	Nanofilm Technologies International Ltd.	115,200	222,341
#	NSL Ltd.	409,900	271,109
# *	Oceanus Group Ltd.	8,888,300	121,857
	OUE Ltd.	2,107,300	2,069,172
#	Oxley Holdings Ltd.	7,186,441	944,758
	Pacific Century Regional Developments Ltd.	179,000	57,413
	Pan-United Corp. Ltd.	1,825,450	548,056
	Propnex Ltd.	326,000	424,334
#	Q&M Dental Group Singapore Ltd.	1,136,160	417,761
	QAF Ltd.	1,464,280	930,371
# *	Raffles Education Corp. Ltd.	2,803,923	134,800
#	Raffles Medical Group Ltd.	6,503,632	5,616,096
#	SBS Transit Ltd.	796,600	1,684,888
	Sembcorp Industries Ltd.	708,500	1,500,465
*	Sembcorp Marine Ltd.	1,060,100	83,122
	Sheng Siong Group Ltd.	3,933,300	4,343,100
*	SHS Holdings Ltd.	2,175,300	240,975
*	SIA Engineering Co. Ltd.	1,634,600	3,139,255
#	SIIC Environment Holdings Ltd.	5,686,720	904,813
#	Sinarmas Land Ltd.	7,118,701	1,126,052
#	Sing Holdings Ltd.	1,470,400	403,055
	Sing Investments & Finance Ltd.	350,675	378,843
	Singapore Land Group Ltd.	101,169	188,018
	Singapore Post Ltd.	10,499,000	5,391,504
	Singapore Shipping Corp. Ltd.	1,573,200	336,783
	SPH REIT.	5,817,533	4,101,446
#	Stamford Land Corp. Ltd.	5,698,660	1,640,985
	StarHub Ltd.	4,941,700	4,482,288
	Straco Corp. Ltd.	130,000	41,214
	Straits Trading Co. Ltd.	286,100	684,720
# * ††	Swiber Holdings Ltd.	2,895,250	42,708
	Thomson Medical Group Ltd.	317,800	18,491
	Tiong Woon Corp. Holding Ltd.	26,600	10,334
#	Tuan Sing Holdings Ltd.	4,131,275	1,208,933
	UMS Holdings Ltd.	2,627,768	2,237,495
	United Overseas Insurance Ltd.	168,150	837,088
	UOB-Kay Hian Holdings Ltd.	2,413,362	2,842,923
#	Valuetronics Holdings Ltd.	2,647,550	1,010,288
#	Vicom Ltd.	557,500	840,550
#	Wee Hur Holdings Ltd.	2,614,200	394,095
#	Wing Tai Holdings Ltd.	3,836,067	4,814,668
#	Yeo Hiap Seng Ltd.	228,759	145,720

TOTAL SINGAPORE.			152,871,726

UNITED STATES — (0.0%)
	Clean Seas Seafood Ltd.	16,006	6,842

TOTAL COMMON STOCKS			1,604,865,476

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (0.0%)
	AUSTRALIA — (0.0%)
	Bowen Coking Coal Ltd.	52,269	$12,372
	Catapult Group International Ltd.	51,120	43,343
	Genex Power Ltd.	199,465	21,844

	TOTAL AUSTRALIA		77,559

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,307	0
*	KGL Resources Ltd. Rights 05/05/2022	51,700	0

	NEW ZEALAND — (0.0%)
*	NEW Zealand King Salmon Investments Ltd. Rights 05/05/2022	177,657	17,204

	SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0

	TOTAL RIGHTS/WARRANTS.		17,204

	TOTAL INVESTMENT SECURITIES (Cost $1,635,618,883)		1,604,960,239

			Value†
	SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund.	2,024,502	23,417,415

	TOTAL INVESTMENTS — (100.0%) (Cost $1,659,035,173)		$1,628,377,654

ADR American Depositary Receipt

REIT Real Estate Investment Trust

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$281,761	$1,043,683,416	$4,592	$1,043,969,769
China	—	10,059,525	—	10,059,525
Hong Kong	—	325,470,341	828,384	326,298,725
New Zealand	—	71,658,889	—	71,658,889
Singapore	—	152,420,010	451,716	152,871,726
United States	—	6,842	—	6,842

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Australia	—	$77,559	—		$77,559
Rights/Warrants
New Zealand	—	17,204	—		17,204
Securities Lending Collateral	—	23,417,415	—		23,417,415

TOTAL	$281,761	$1,626,811,201	$1,284,692	^	$1,628,377,654

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.0%)
	4imprint Group PLC	159,861	$5,432,279
Ω	Airtel Africa PLC	830,930	1,520,381
*	Ascential PLC	1,428,552	5,663,848
	Bloomsbury Publishing PLC	295,950	1,485,047
	Centaur Media PLC	254,249	150,295
	Euromoney Institutional Investor PLC	711,566	8,774,265
# *	Frontier Developments PLC	52,449	844,817
	Future PLC	7,721	211,474
	Gamma Communications PLC	164,057	2,445,287
*	Helios Towers PLC	1,538,719	2,172,052
# *	Hyve Group PLC	1,560,375	1,476,517
	Moneysupermarket.com Group PLC	3,118,609	6,831,811
	Next Fifteen Communications Group PLC	88,346	1,456,174
	Reach PLC	2,352,583	4,794,227
	STV Group PLC	4,918	20,060
*	Tremor International Ltd.	138,261	829,521
*	Tremor International Ltd., ADR	2,906	33,855

TOTAL COMMUNICATION SERVICES			44,141,910

CONSUMER DISCRETIONARY — (16.4%)
	888 Holdings PLC	2,213,314	5,285,010
# *	AO World PLC	272,456	255,567
*	ASOS PLC	20,712	360,647
#*Ω	Aston Martin Lagonda Global Holdings PLC	135,310	1,417,646
	Bellway PLC	230,923	7,013,656
# *	Boohoo Group PLC	704,428	713,145
*	Card Factory PLC	969,257	708,181
*	Cazoo Group Ltd.	576,667	974,567
	Coats Group PLC	3,506,115	3,099,605
* Ω	Countryside Partnerships PLC	2,712,258	8,468,465
	Crest Nicholson Holdings PLC	1,700,179	5,349,567
	Currys PLC	5,372,637	6,229,235
#	DFS Furniture PLC	1,228,712	2,562,898
# *	Dignity PLC	211,780	1,379,279
	Domino’s Pizza Group PLC	3,143,313	13,718,241
	Dunelm Group PLC	693,679	8,494,387
*	Frasers Group PLC	1,494,358	12,692,127
	Fuller Smith & Turner PLC, Class A	146,090	1,099,735
	Games Workshop Group PLC	164,324	15,186,474
	Greggs PLC	607,084	17,712,235
* Ω	Gym Group PLC	964,324	2,308,978
	Halfords Group PLC	1,273,792	3,624,645
	Headlam Group PLC	502,271	2,292,618
	Henry Boot PLC	538,578	2,189,934
*	Hollywood Bowl Group PLC	283,898	911,779
* Ω	Hostelworld Group PLC	163,985	173,345
	Inchcape PLC	2,415,336	21,611,614
*	J D Wetherspoon PLC	525,236	4,772,665
* Ω	Joules Group PLC	3,586	2,447
*	Lookers PLC	1,432,424	1,494,875
*	Marston’s PLC	5,091,899	4,785,512
*	Mitchells & Butlers PLC	2,080,417	5,926,347
	MJ Gleeson PLC	240,572	1,805,718

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Motorpoint group PLC	51,520	$156,057
# *	N Brown Group PLC	948,958	346,322
* Ω	On the Beach Group PLC	826,273	2,370,036
*	Pendragon PLC	3,945,379	1,090,414
	Pets at Home Group PLC	3,055,257	11,859,296
	Photo-Me International PLC	1,529,544	1,372,149
*	Playtech PLC	1,947,421	12,730,072
*	PPHE Hotel Group Ltd.	14,433	284,217
*	Rank Group PLC	1,027,396	1,380,107
	Redrow PLC	1,595,285	10,457,568
*	Restaurant Group PLC	1,215,418	930,339
	Smiths News PLC	23,379	10,081
*	Sportech PLC	170,201	76,810
* Ω	SSP Group PLC	2,332,128	6,883,565
#	Studio Retail Group PLC	220,669	319,103
*	Superdry PLC	358,232	682,209
*	Ted Baker PLC	315,415	582,009
Ω	TI Fluid Systems PLC	282,490	574,076
	Topps Tiles PLC	786,772	550,987
	Vertu Motors PLC	1,177,852	764,244
	Vistry Group PLC	1,061,012	11,069,620
	Vitec Group PLC	212,668	3,304,753
Ω	Vivo Energy PLC	564,005	1,019,734
* Ω	Watches of Switzerland Group PLC	229,281	2,898,923
*	WH Smith PLC	129,626	2,332,136
	Wickes Group PLC	2,000,310	4,768,659
	Young & Co’s Brewery PLC, Class A	2,737	47,540

TOTAL CONSUMER DISCRETIONARY			243,482,170

CONSUMER STAPLES — (7.8%)
	AG Barr PLC	726,615	5,285,604
	Anglo-Eastern Plantations PLC	122,466	1,344,617
Ω	Bakkavor Group PLC	110,157	146,094
	Britvic PLC	1,634,172	17,511,912
*	C&C Group PLC	1,701,389	4,441,439
	Carr’s Group PLC	349,511	641,405
	Cranswick PLC	365,843	14,547,499
	Devro PLC	1,338,335	3,519,490
	Fevertree Drinks PLC	622,976	14,125,820
*	Greencore Group PLC	4,061,744	5,835,415
	Hilton Food Group PLC	323,199	4,903,810
*	Marks & Spencer Group PLC	5,720,589	9,765,730
*	McBride PLC	895,746	412,142
# *	Naked Wines PLC	26,543	120,127
	Nichols PLC	2,884	49,069
	Premier Foods PLC	4,625,814	6,450,865
	PZ Cussons PLC	1,709,954	4,387,602
	Tate & Lyle PLC	2,254,655	21,914,350

TOTAL CONSUMER STAPLES			115,402,990

ENERGY — (3.6%)
# *	Capricorn Energy PLC	4,040,365	10,391,979
	Diversified Energy Co. PLC	2,725,600	4,117,988
*	Energean PLC	285,194	4,192,440
*	EnQuest PLC	12,456,788	5,042,097
	Genel Energy PLC	826,854	1,902,666
	Gulf Keystone Petroleum Ltd.	1,529,511	4,646,703
	Hunting PLC	828,220	3,019,135

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	John Wood Group PLC	3,735,064	$10,385,394
*	Lamprell PLC	1,293,820	436,283
*	Pantheon Resources PLC	48,702	75,223
*	Petrofac Ltd.	2,212,258	3,729,279
*	Pharos Energy PLC	1,027,575	347,256
*	Savannah Energy PLC	172,003	76,438
	Serica Energy PLC	581,564	2,554,976
*	Tullow Oil PLC	4,967,202	3,458,765

TOTAL ENERGY			54,376,622

FINANCIALS — (18.0%)
	AJ Bell PLC	578,264	1,791,911
#* Ω	Allied Minds PLC	211,640	45,214
	Ashmore Group PLC	2,404,758	6,647,838
	Bank of Georgia Group PLC	278,808	4,295,697
	Beazley PLC	3,358,915	18,093,125
	Brewin Dolphin Holdings PLC	2,167,134	13,879,789
	Brooks Macdonald Group PLC	628	19,039
	Burford Capital Ltd.	872,634	7,461,590
	Chesnara PLC	863,650	3,101,645
	Close Brothers Group PLC	900,632	12,488,085
# Ω	CMC Markets PLC	826,881	2,998,113
* Ω	Funding Circle Holdings PLC	104,248	94,955
* Ω	Georgia Capital PLC	17,840	135,261
	Hiscox Ltd.	1,601,914	19,021,568
	IG Group Holdings PLC	1,561,319	15,956,794
	Impax Asset Management Group PLC	179,989	1,946,531
	IntegraFin Holdings PLC	452,878	2,042,257
	International Personal Finance PLC	828,317	986,829
	Investec PLC	1,348,593	7,943,061
	IP Group PLC	6,380,491	6,579,289
Ω	JTC PLC	129,809	1,260,462
	Jupiter Fund Management PLC	2,900,031	6,472,977
	Just Group PLC	7,094,921	7,495,042
	Lancashire Holdings Ltd.	1,430,416	7,581,048
	Liontrust Asset Management PLC	86,946	1,261,899
	Man Group PLC	8,949,619	26,083,909
# *	Metro Bank PLC	150,025	166,560
	Mortgage Advice Bureau Holdings Ltd.	2,530	37,881
	Ninety One PLC	917,824	3,058,160
	Numis Corp. PLC	300,713	942,206
	OSB Group PLC	1,651,759	11,530,003
	Paragon Banking Group PLC	1,934,045	11,960,621
	Plus500 Ltd.	496,052	9,659,578
	Polar Capital Holdings PLC	218,605	1,523,654
	Provident Financial PLC	1,617,106	5,175,870
Ω	Quilter PLC	9,454,164	15,573,692
	Rathbones Group PLC	356,393	9,407,425
	Record PLC	18,948	16,877
	River & Mercantile Group PLC	10,512	34,933
	S&U PLC	28,532	849,315
Ω	Sabre Insurance Group PLC	270,068	707,555
*	Saga PLC	622,718	1,730,549
	TBC Bank Group PLC	61,591	971,207
	TP ICAP Group PLC	3,524,223	5,829,105
	Virgin Money UK PLC	5,891,742	12,782,685
* †† ^	Waterloo Investment Holdings Ltd.	4,000	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
^	Waterloo Investment Holdings, Ltd.	0	$0

TOTAL FINANCIALS			267,641,804

HEALTH CARE — (3.7%)
*	4d pharma PLC	42,478	20,841
	Advanced Medical Solutions Group PLC	454,469	1,584,311
	Alliance Pharma PLC	1,995,064	2,865,696
	CareTech Holdings PLC	308,517	2,846,806
*	Circassia Group PLC	202,629	89,815
	CVS Group PLC	413,530	9,335,350
	EKF Diagnostics Holdings PLC	79,384	34,807
	EMIS Group PLC	328,823	5,480,948
*	Ergomed PLC	9,775	144,226
	Genus PLC	3,226	101,357
*	Indivior PLC	3,707,178	14,519,206
Ω	Integrated Diagnostics Holdings PLC	1,249,693	1,372,650
*	Mediclinic International PLC	2,400,508	11,128,606
*	Oxford Biomedica PLC	58,695	422,939
*	PureTech Health PLC	207,779	440,004
* Ω	Spire Healthcare Group PLC	1,728,104	4,664,862

TOTAL HEALTH CARE			55,052,424

INDUSTRIALS — (24.8%)
	Avon Protection PLC	172,611	2,292,033
*	Babcock International Group PLC	2,841,630	10,849,216
	Balfour Beatty PLC	3,597,022	10,897,937
	Begbies Traynor Group PLC	44,955	66,193
Ω	Biffa PLC	1,459,748	6,331,278
	Bodycote PLC	1,201,080	9,315,405
	Braemar Shipping Services PLC	91,109	303,728
	Chemring Group PLC	1,878,170	8,201,894
	Clarkson PLC	212,943	9,804,408
	Clipper Logistics PLC	224,285	2,426,637
*	Costain Group PLC	237,261	117,449
*	De La Rue PLC	498,978	690,231
# *	Dialight PLC	89,929	405,162
	Diploma PLC	528,961	18,142,721
	DiscoverIE Group PLC	602,449	5,714,703
# *	Esken Ltd.	1,707,178	218,284
*	Firstgroup PLC	2,239,506	3,143,796
	Galliford Try Holdings PLC	554,808	1,190,139
	Genuit Group PLC	1,449,475	8,182,480
*	Go-Ahead Group PLC	272,759	3,236,132
	Goodwin PLC	383	16,188
	Grafton Group PLC	1,508,314	18,267,582
	Hays PLC	9,077,084	13,941,004
	HomeServe PLC	304,040	3,736,568
	IMI PLC	273,520	4,604,634
* †† ^	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	243,061	1,198,529
	James Halstead PLC	19,038	59,217
*	JET2 PLC	714,783	10,976,912
*	John Menzies PLC	177,075	1,316,874
*	Johnson Service Group PLC	360,487	495,711
	Keller Group PLC	426,199	4,491,285
*	Kier Group PLC	1,572,493	1,557,078
Ω	Luceco PLC	278,939	667,537
	Mears Group PLC	696,620	1,725,810

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Meggitt PLC	2,411,365	$23,377,981
	Mitie Group PLC	7,137,464	4,811,672
	Morgan Advanced Materials PLC	1,885,867	6,613,658
	Morgan Sindall Group PLC	253,782	6,842,554
*	National Express Group PLC	3,049,656	9,452,933
	Norcros PLC	134,719	404,089
	Pagegroup PLC	1,975,881	12,090,172
	Porvair PLC	18,060	134,349
	QinetiQ Group PLC	3,269,929	13,873,054
	Redde Northgate PLC	1,400,910	6,930,140
	Renew Holdings PLC	58,982	513,982
*	Renewi PLC	568,482	4,917,469
	Ricardo PLC	297,351	1,354,648
	Robert Walters PLC	396,868	3,087,608
	Rotork PLC	4,874,552	17,784,931
	RPS Group PLC	982,233	1,257,634
*	Senior PLC	2,330,880	3,750,558
	Serco Group PLC	2,333,435	4,412,717
	Severfield PLC	1,090,941	919,334
*	SIG PLC	4,192,576	2,167,507
	Smart Metering Systems PLC	470,083	4,862,234
	Speedy Hire PLC	3,255,038	2,112,263
*	Stagecoach Group PLC	1,750,851	2,306,345
	SThree PLC	872,133	4,020,450
	TClarke PLC	64,836	120,047
	Travis Perkins PLC	1,164,039	17,754,417
	Trifast PLC	524,611	705,834
	Tyman PLC	968,246	3,325,726
	Ultra Electronics Holdings PLC	566,936	23,090,245
	Vesuvius PLC	1,439,192	5,851,094
	Volex PLC	449,901	1,457,573
	Volution Group PLC	686,608	3,497,320
	Vp PLC	153,784	1,868,672
	Wilmington PLC	334,384	1,077,546
	Wincanton PLC	653,669	3,343,082
	XP Power Ltd.	104,364	4,178,065

TOTAL INDUSTRIALS			368,852,658

INFORMATION TECHNOLOGY — (7.6%)
	Bytes Technology Group PLC	371,072	2,062,790
*	Capita PLC	10,654,008	3,179,443
*	CentralNic Group PLC	22,135	37,329
	Computacenter PLC	502,122	16,871,130
	dotdigital group PLC	423,932	462,389
# *	FD Technologies PLC	31,137	922,629
	FDM Group Holdings PLC	449,854	5,677,218
	GB Group PLC	167,768	1,215,818
	Gooch & Housego PLC	1,817	19,183
	IDOX PLC	140,149	112,292
	iomart Group PLC	236,264	533,699
*	IQE PLC	1,551,133	583,215
	Kainos Group PLC	476,672	7,222,047
	Keywords Studios PLC	89,582	2,687,292
*	Kin & Carta PLC	397,938	1,156,560
	Learning Technologies Group PLC	899,494	1,477,816
	Micro Focus International PLC	1,416,950	6,691,115
	NCC Group PLC	1,752,498	3,977,778
* Ω	Network International Holdings PLC	59,903	195,699
	Oxford Instruments PLC	385,212	11,168,500

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	PayPoint PLC	455,934	$3,331,221
	Renishaw PLC	50,673	2,677,923
	RM PLC	358,749	614,031
	Softcat PLC	629,767	11,122,498
	Spectris PLC	351,072	12,840,073
	Spirent Communications PLC	4,065,908	11,756,096
	Strix Group PLC	106,170	281,210
* †† ^	Trellus Health Ltd.	1,632	0
	TT Electronics PLC	1,084,117	2,463,861
*	Xaar PLC	524,926	1,638,516

TOTAL INFORMATION TECHNOLOGY			112,979,371

MATERIALS — (6.2%)
* Ω	Accsys Technologies PLC	9,505	17,257
*	Aclara Resources, Inc.	244,826	112,441
	Anglo Pacific Group PLC	1,216,770	2,767,501
	Breedon Group PLC	1,625,020	1,607,471
	Castings PLC	172,368	701,341
	Centamin PLC	6,884,338	7,890,265
	Central Asia Metals PLC	678,104	2,271,984
*	Elementis PLC	3,340,074	5,073,539
	Essentra PLC	1,720,465	6,742,416
	Ferrexpo PLC	1,527,804	3,137,247
Ω	Forterra PLC	1,574,753	4,923,197
	Gem Diamonds Ltd.	413,552	305,396
	Hill & Smith Holdings PLC	549,355	9,501,308
	Hochschild Mining PLC	1,781,849	2,617,480
Ω	Ibstock PLC	2,840,179	6,704,799
	Marshalls PLC	1,374,930	10,521,735
	Pan African Resources PLC	2,750,351	755,127
*	Petra Diamonds Ltd.	17,532	27,179
	RHI Magnesita NV.	127,640	3,797,413
*	SolGold PLC	1,061,756	381,599
	Synthomer PLC	2,154,069	8,196,145
	Treatt PLC	51,395	676,463
	Victrex PLC	546,789	12,468,602
	Zotefoams PLC	103,100	437,931

TOTAL MATERIALS			91,635,836

REAL ESTATE — (3.7%)
	CLS Holdings PLC	584,213	1,493,048
	Foxtons Group PLC	1,253,936	661,930
	Grainger PLC	4,204,662	15,640,374
	Harworth Group PLC	5,025	10,521
	Helical PLC	816,328	4,439,128
*	IWG PLC	4,129,531	12,536,974
	LSL Property Services PLC	438,441	2,148,836
	Savills PLC	968,045	13,022,726
	Sirius Real Estate Ltd.	2,300,183	3,496,315
	Watkin Jones PLC	773,206	2,402,833

TOTAL REAL ESTATE			55,852,685

UTILITIES — (4.1%)
*	Centrica PLC	19,338,945	19,160,817
Ω	ContourGlobal PLC	166,091	399,194
	Drax Group PLC	2,508,511	25,350,257
	Pennon Group PLC	537,526	7,469,597

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
Telecom Plus PLC	422,983	$8,725,787

TOTAL UTILITIES		61,105,652

TOTAL COMMON STOCKS Cost ($1,394,633,494)		1,470,524,122

		Value†
SECURITIES LENDING COLLATERAL — (1.1%) @ § The DFA Short Term Investment Fund	1,404,044	16,240,579

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,410,873,039)		$1,486,764,701

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$33,855	$44,108,055	—	$44,141,910
Consumer Discretionary	—	243,482,170	—	243,482,170
Consumer Staples	—	115,402,990	—	115,402,990
Energy	—	54,376,622	—	54,376,622
Financials	—	267,641,804	—	267,641,804
Health Care.	—	55,052,424	—	55,052,424
Industrials	—	368,852,658	—	368,852,658
Information Technology.	—	112,979,371	—	112,979,371
Materials	—	91,635,836	—	91,635,836
Real Estate	—	55,852,685	—	55,852,685
Utilities	—	61,105,652	—	61,105,652
Securities Lending Collateral	—	16,240,579	—	16,240,579

TOTAL	$33,855	$1,486,730,846	—	$1,486,764,701

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	83,141	$1,474,620
	ANDRITZ AG	435,727	18,523,225
	AT&S Austria Technologie & Systemtechnik AG	196,445	10,059,153
Ω	BAWAG Group AG	128,967	6,123,851
# *	DO & Co. AG	46,589	4,099,895
	EVN AG	241,985	6,160,044
*	FACC AG	144,102	1,188,903
*	Flughafen Wien AG	30,811	867,685
	Josef Manner & Comp AG	870	109,644
# *	Kapsch TrafficCom AG	29,728	422,340
#	Lenzing AG	85,686	7,779,327
#	Mayr Melnhof Karton AG	56,392	9,923,120
	Oberbank AG	25,007	2,595,058
#	Oesterreichische Post AG	227,279	7,321,476
	Palfinger AG	102,246	2,591,260
#	POLYTEC Holding AG	109,361	696,655
*	Porr AG	100,602	1,274,139
#	Raiffeisen Bank International AG	95,986	1,092,638
#	Rosenbauer International AG	21,100	818,117
	S IMMO AG	346,922	8,326,943
*	Schoeller-Bleckmann Oilfield Equipment AG	69,737	3,990,243
#	Semperit AG Holding.	71,506	1,729,372
	Strabag SE.	106,594	4,166,328
	Telekom Austria AG	1,152,776	8,218,990
	UBM Development AG	21,002	951,274
	UNIQA Insurance Group AG	997,570	7,605,530
	Vienna Insurance Group AG Wiener Versicherung Gruppe	300,719	7,459,347
	voestalpine AG	566,214	14,734,509
	Wienerberger AG	675,803	19,076,462
	Zumtobel Group AG	155,917	1,126,186

TOTAL AUSTRIA			160,506,334

BELGIUM — (4.5%)
	Ackermans & van Haaren NV	173,765	30,978,157
*	AGFA-Gevaert NV	1,285,515	5,146,406
#	Atenor	22,537	1,335,504
	Banque Nationale de Belgique	87	155,459
	Barco NV	463,511	10,438,201
	Bekaert SA	253,478	9,396,138
#* Ω	Biocartis Group NV	227,423	494,832
# *	bpost SA	355,223	2,152,295
# *	Celyad Oncology SA	42,190	85,330
	Cie d’Entreprises CFE	49,898	6,519,062
#	Deceuninck NV	480,813	1,349,149
	D’ieteren Group	191,163	30,684,081
	Econocom Group SA/NV	727,792	2,780,811
	Elia Group SA	131,492	20,930,676
	Etablissements Franz Colruyt NV	113,578	4,170,676
*	Euronav NV	1,350,857	15,631,573
	EVS Broadcast Equipment SA	69,287	1,535,895
	Exmar NV	145,690	740,660
	Fagron	300,984	5,645,795
*	Galapagos NV	178,633	10,488,111
	Gimv NV	120,857	6,935,160
*	Greenyard NV	2,890	23,743

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Immobel SA	23,226	$1,675,366
	Ion Beam Applications	132,008	2,153,770
	Jensen-Group NV	20,961	725,605
*	Kinepolis Group NV	95,538	5,286,720
	Lotus Bakeries NV	1,965	11,180,029
*	MDxHealth SA	69,016	56,276
	Melexis NV	123,114	10,567,432
# *	Ontex Group NV	398,872	2,763,537
# *	Oxurion NV	128,049	135,642
*	Picanol	26,368	1,893,049
#	Proximus SADP	728,656	12,735,672
	Recticel SA	306,705	6,701,566
#	Resilux	5,872	1,456,910
	Roularta Media Group NV	19,318	389,815
	Shurgard Self Storage SA	47,481	2,747,564
	Sipef NV	38,999	2,649,475
#	Telenet Group Holding NV	238,905	7,119,942
	TER Beke SA	3,661	417,319
*	Tessenderlo Group SA	205,166	7,182,561
	Van de Velde NV	47,376	1,947,360
	VGP NV	24,591	6,396,037
	Viohalco SA	498,361	2,209,051

TOTAL BELGIUM			256,008,412

DENMARK — (5.4%)
*	ALK-Abello AS	900,060	19,633,670
	Alm Brand AS	5,801,076	10,012,452
# *	Bang & Olufsen AS	708,657	1,696,306
	BankNordik P/F.	10,800	190,373
# *	Bavarian Nordic AS	457,322	8,675,791
*	Brodrene Hartmann AS	16,148	532,448
#	cBrain AS	15,860	513,369
	Chemometec AS	65,053	7,353,750
# *	Columbus AS	490,087	644,587
	D/S Norden AS	198,932	7,391,443
	Dfds AS	263,283	10,196,082
	Djurslands Bank AS	6,232	319,527
*	Drilling Co. of 1972 AS	95,675	4,771,131
	FLSmidth & Co. AS	305,288	8,368,570
	Fluegger Group AS	4,198	286,668
	GronlandsBANKEN AS	1,125	98,067
	H Lundbeck AS	255,786	5,862,143
*	H+H International A/S, Class B	131,547	3,212,682
*	Harboes Bryggeri AS, Class B	5,094	55,990
# *	ISS AS	808,990	13,278,794
	Jeudan AS	38,980	1,523,823
*	Jyske Bank AS	449,441	24,851,445
	Lan & Spar Bank	4,895	459,165
	Matas AS	287,314	3,988,479
# Ω	Netcompany Group AS	41,094	2,285,328
*	Nilfisk Holding AS	154,895	4,336,129
*	NKT AS	282,793	13,477,758
#* Ω	NNIT AS	71,567	882,845
	North Media AS	5,372	59,883
*	NTG Nordic Transport Group AS, Class A	12,197	662,279
*	Parken Sport & Entertainment AS	13,669	173,814
	Per Aarsleff Holding AS	133,444	5,121,148
	Ringkjoebing Landbobank AS	196,955	24,152,179
	Royal Unibrew AS	306,442	26,412,582

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# *	RTX AS	54,444	$1,231,031
Ω	Scandinavian Tobacco Group AS, Class A	446,371	9,304,928
	Schouw & Co. AS	94,686	7,238,862
#	SimCorp AS	258,943	18,127,718
	Solar AS, Class B	42,476	5,037,341
	SP Group AS	1,371	65,795
	Spar Nord Bank AS	606,502	7,700,493
	Sydbank AS	461,713	15,870,394
	TCM Group AS	2,578	38,036
# *	Tivoli AS	9,878	1,247,754
	Topdanmark AS	428,065	24,021,262
# *	TORM PLC, Class A	195,257	1,918,664
	UIE PLC	10,336	3,085,214
# *	Zealand Pharma AS	220,278	2,483,639

TOTAL DENMARK			308,851,831

FINLAND — (5.0%)
#	Aktia Bank Oyj	344,733	3,495,507
#	Alandsbanken Abp, Class B	23,036	774,773
	Alma Media Oyj	133,889	1,382,545
	Anora Group Oyj	16,685	154,023
#	Apetit Oyj	21,105	278,553
	Aspo Oyj	106,324	792,551
	Atria Oyj	98,413	1,136,476
# *	BasWare Oyj	54,715	2,272,597
#	Bittium Oyj	204,447	1,161,191
	Cargotec Oyj, Class B	274,939	9,519,629
	Caverion Oyj	645,461	3,161,216
#	Citycon Oyj	452,512	3,216,263
	Digia Oyj	83,685	605,663
Ω	Enento Group Oyj	2,463	58,325
# *	Finnair Oyj	4,568,940	2,251,949
	Fiskars Oyj Abp	209,781	4,826,819
	Glaston Oyj ABP	9,217	9,522
#	Harvia Oyj	70,873	2,427,649
	HKScan Oyj, Class A	234,984	341,945
#	Huhtamaki Oyj	641,769	24,259,030
#	Ilkka-Yhtyma Oyj	58,887	281,998
#	Kamux Corp.	59,097	598,053
	Kemira Oyj	749,944	9,837,145
	Kojamo Oyj	595,561	11,847,603
*	Konecranes Oyj	411,288	11,558,732
#	Lassila & Tikanoja Oyj	214,465	2,304,354
# *	Lehto Group Oyj	159,853	65,404
	Marimekko Oyj	6,430	89,587
	Metsa Board Oyj, Class B	1,207,445	13,012,395
	Metso Outotec Oyj	361,072	3,074,511
#	Musti Group Oyj	63,219	1,487,454
	Nokian Renkaat Oyj	827,219	11,108,366
	Olvi Oyj, Class A	99,753	3,325,443
	Oriola Oyj, Class A	6,054	12,875
	Oriola Oyj, Class B	880,807	1,913,930
	Orion Oyj, Class A	143,951	5,833,328
	Orion Oyj, Class B	656,528	25,750,679
#	Outokumpu Oyj	2,426,916	11,914,353
	Pihlajalinna Oyj	77,064	923,490
#	Ponsse Oyj	71,199	2,203,284
*	QT Group Oyj	81,678	7,116,253
	Raisio Oyj, Class V	985,362	2,308,437

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Rapala VMC Oyj	116,693	$753,161
# *	Raute Oyj, Class A	1,817	24,815
	Revenio Group Oyj	138,898	6,609,222
# Ω	Rovio Entertainment Oyj	29,942	273,886
#	Sanoma Oyj	722,281	9,123,869
	Taaleri Oyj	8,120	88,418
	Talenom Oyj	7,120	78,109
	Teleste Oyj	52,966	257,182
Ω	Terveystalo Oyj	119,420	1,337,596
#	TietoEVRY Oyj	540,316	13,555,032
	Tokmanni Group Corp.	352,006	4,574,187
	Uponor Oyj	388,285	6,822,494
	Vaisala Oyj, Class A	123,353	5,696,545
	Valmet Oyj	1,121,391	30,031,725
#	Verkkokauppa.com Oyj	13,945	64,383
# *	Viking Line Abp	11,073	142,628
	Wartsila OYJ Abp	918,881	7,378,468
*	WithSecure Oyj	712,003	3,889,352
#	YIT Oyj	1,201,267	4,835,229

TOTAL FINLAND			284,230,201

FRANCE — (10.3%)
	ABC arbitrage	169,704	1,308,323
	AKWEL	68,408	1,256,065
	Albioma SA	190,542	10,128,505
# Ω	ALD SA	69,462	944,543
#	Altamir	136,094	3,750,043
	Alten SA	134,699	18,077,645
*	Amplitude Surgical SAS	19,526	55,149
	Assystem SA	60,928	2,597,033
	Atos SE	337,963	8,233,307
	Aubay	49,566	2,857,474
#	Axway Software SA	38,973	714,941
#	Bastide le Confort Medical	18,680	742,051
*	Beneteau SA	251,906	3,162,680
#	Bigben Interactive	96,926	1,455,949
	Boiron SA	37,981	1,668,214
	Bonduelle SCA	107,479	1,811,841
* ††	Bourbon Corp.	28,851	0
	Burelle SA	833	469,552
# *	Casino Guichard Perrachon SA	269,379	4,719,771
	Catana Group	16,846	138,754
# *	Catering International Services	12,144	129,415
# *	Cegedim SA	45,178	1,171,358
*	CGG SA	5,300,653	6,098,067
	Chargeurs SA	144,516	2,617,478
*	Cie des Alpes	137,830	2,131,693
#	Cie Plastic Omnium SA	408,687	6,615,713
# *	Claranova SE	66,462	233,926
*	Coface SA	754,461	9,044,689
*	DBV Technologies SA	1,382	3,608
#	Derichebourg SA	729,966	6,587,463
*	Ekinops SAS	5,333	36,407
	Electricite de Strasbourg SA	21,112	2,338,130
#* Ω	Elior Group SA	767,831	2,344,462
*	Elis SA	1,248,643	17,907,098
*	Eramet SA	77,635	10,347,352
# *	Esso SA Francaise	4,117	219,624
*	Etablissements Maurel et Prom SA	331,996	1,513,622

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Eurazeo SE	38,866	$2,986,428
#	Eutelsat Communications SA	1,398,751	15,544,888
	Exel Industries, Class A	10,459	729,691
#	Faurecia SE	784,980	17,063,870
	Fnac Darty SA	134,089	6,639,059
*	Gaumont SA	10,715	1,185,744
	Gaztransport Et Technigaz SA	153,092	18,229,970
#	GEA	2,433	230,317
# *	GL Events	58,364	1,084,718
	Groupe Crit	22,187	1,562,166
	Groupe Gorge SA	4,320	85,598
	Groupe SFPI	21,754	69,291
	Guerbet	44,662	1,164,888
#	Guillemot Corp.	2,527	35,183
*	Haulotte Group SA	73,020	292,465
	HEXAOM	15,908	501,192
*	ID Logistics Group	14,970	4,767,427
	Imerys SA	230,565	9,070,610
	Infotel SA	637	36,680
*	Innate Pharma SA	15,558	44,454
	Ipsen SA	1,135	117,658
	IPSOS	290,780	13,998,451
	Jacquet Metals SACA	92,255	1,987,391
*	JCDecaux SA	262,649	5,505,931
	Kaufman & Broad SA	123,411	3,753,260
	Korian SA	488,212	10,252,920
	Lagardere SA	270,746	7,091,294
	Laurent-Perrier	13,890	1,315,097
	Lectra.	182,425	7,562,887
	Linedata Services	15,704	717,742
	LISI	119,285	2,696,880
#	LNA Sante SA	33,206	1,226,020
Ω	Maisons du Monde SA	279,624	4,768,930
	Manitou BF SA	69,984	1,587,828
	Manutan International	15,102	1,066,723
	Mersen SA	124,320	4,111,986
	Metropole Television SA	250,507	4,648,696
# *	Nacon SA	19,382	116,133
* Ω	Neoen SA	17,296	691,074
	Nexans SA	200,218	18,237,340
	Nexity SA	311,241	9,451,183
# *	Nicox	145,865	262,919
#	NRJ Group	87,189	548,602
#	Oeneo SA	128,172	1,891,114
*	OL Groupe SA	10,735	27,958
# *	Onxeo SA	48,958	20,092
	Orpea SA	45,620	1,631,476
	Pharmagest Interactive	6,149	493,844
#	Plastiques Du Val De Loire	14,341	76,816
*	Prodways Group SA	6,480	17,571
	Quadient SA	235,020	4,395,172
# *	Rallye SA	6,989	24,032
# * ††	Recylex SA	102,008	37,288
*	Rexel SA	1,917,473	39,278,782
	Robertet SA	2,898	2,689,962
	Rothschild & Co.	134,978	5,288,291
	Rubis SCA	589,788	15,686,882
	Samse SA	7,930	1,797,324
	Savencia SA	35,032	2,270,910

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	SCOR SE	650,134	$18,381,770
	Seche Environnement SA	19,700	1,529,286
	SES SA	1,495,664	13,382,472
* Ω	SMCP SA	68,883	447,596
#	Societe BIC SA	177,288	10,578,613
# *	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	2,834,105
#	Societe Marseillaise du Tunnel Prado-Carenage SA	1,333	38,061
	Societe pour l’Informatique Industrielle	53,215	2,651,590
*	SOITEC	135,169	24,213,267
# *	Solocal Group	681,417	759,129
	Somfy SA	88,735	11,827,312
	Sopra Steria Group SACA	119,777	21,227,881
	SPIE SA	880,496	20,723,375
#* Ω	SRP Groupe SA	56,827	93,219
	Stef SA	25,714	2,534,051
#	Sword Group	36,664	1,578,637
#	Synergie SE	67,143	2,589,666
*	Technip Energies NV	139,764	1,698,389
#	Television Francaise 1	405,156	3,431,341
#	TFF Group.	9,347	291,415
	Thermador Groupe	37,127	3,757,782
#	Tikehau Capital SCA	22,899	528,943
	Totalenergies EP Gabon	4,026	766,592
	Trigano SA	63,127	8,133,371
*	Ubisoft Entertainment SA	88,803	4,015,043
#	Union Financiere de France BQE SA	18,515	369,106
	Valeo	358,478	6,517,528
*	Vallourec SA	478,672	5,640,283
Ω	Verallia SA	98,931	2,719,547
*	Verimatrix SA	6,175	5,997
	Vetoquinol SA	16,919	2,203,127
#	Vicat SA	139,019	4,180,444
	VIEL & Cie SA	156,945	953,143
	Vilmorin & Cie SA	35,845	1,703,088
	Virbac SA	27,634	11,157,146
*	Vranken-Pommery Monopole SA	16,787	306,755
	Wavestone	6,689	351,811
* Ω	X-Fab Silicon Foundries SE	154,440	1,093,347
*	Xilam Animation SA	415	17,634

TOTAL FRANCE			587,332,905

GERMANY — (14.7%)
	1&1 AG	242,987	5,120,528
	7C Solarparken AG	62,532	290,216
	Aareal Bank AG	523,741	17,845,827
	Adesso SE	5,965	1,169,130
# Ω	ADLER Group SA	14,952	113,897
# *	ADVA Optical Networking SE	394,342	5,352,609
	AIXTRON SE	343,501	8,806,249
	All for One Group SE	4,503	298,824
	Allgeier SE	55,270	2,486,513
	Amadeus Fire AG	6,819	954,423
	Atoss Software AG	15,711	2,282,875
	Aurubis AG	293,633	33,368,273
	Basler AG	36,052	4,034,118
# *	Bauer AG	99,166	938,990
	BayWa AG	105,190	5,016,290
	BayWa AG	124	9,019
	Bechtle AG	13,254	612,464

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	Befesa SA	36,917	$2,305,503
	Bertrandt AG	38,940	1,809,018
#	bet-at-home.com AG	22,014	342,411
# *	Bijou Brigitte AG	23,422	547,106
	Bilfinger SE	207,655	8,357,576
# *	Borussia Dortmund GmbH & Co. KGaA	672,687	2,634,617
	CANCOM SE	255,163	12,321,176
#	CECONOMY AG	1,172,018	4,015,542
	CENIT AG	54,144	849,716
	Cewe Stiftung & Co. KGAA	45,666	4,168,282
*	Commerzbank AG	1,908,438	12,458,904
	CompuGroup Medical SE & Co. KgaA	194,202	10,380,660
# *	Corestate Capital Holding SA	89,069	772,186
	CropEnergies AG	181,742	2,357,284
*	CTS Eventim AG & Co. KGaA	11,075	760,144
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	690,450
	Dermapharm Holding SE	77,603	4,387,718
	Deutsche Beteiligungs AG	115,972	3,603,981
#	Deutsche EuroShop AG	338,626	5,610,452
Ω	Deutsche Pfandbriefbank AG	1,147,894	14,446,979
	Deutz AG	1,031,351	4,571,135
	DIC Asset AG	383,365	5,363,242
	DMG Mori AG	6,543	287,311
	Dr Hoenle AG	35,520	944,078
	Draegerwerk AG & Co. KGaA	20,476	938,986
	Duerr AG	397,547	10,332,144
	Eckert & Ziegler Strahlen- und Medizintechnik AG	119,131	5,978,114
*	EDAG Engineering Group AG	51,353	635,414
	Elmos Semiconductor SE.	4,439	221,351
*	ElringKlinger AG	212,219	1,759,361
	Encavis AG	423,224	9,239,253
	Energiekontor AG	10,794	1,031,111
	Fabasoft AG	509	12,889
	Fielmann AG	149,679	7,566,565
	First Sensor AG	1,840	96,969
# *	flatexDEGIRO AG	38,179	652,081
*	Francotyp-Postalia Holding AG, Class A	2,661	8,119
*	Fraport AG Frankfurt Airport Services Worldwide	197,678	10,563,773
	Freenet AG	1,033,574	28,597,160
	Fuchs Petrolub SE	110,216	2,937,650
	GEA Group AG	727,334	28,312,527
	Gerresheimer AG	243,919	16,943,182
*	Gesco AG	55,404	1,438,148
	GFT Technologies SE.	170,750	6,782,276
# *	Global Fashion Group SA	76,275	145,239
	Grand City Properties SA	774,358	13,671,332
	GRENKE AG	9,184	242,275
*	H&R GmbH & Co. KGaA	71,674	460,542
	Hamburger Hafen und Logistik AG	191,371	3,114,284
	Hawesko Holding AG	313	16,446
# *	Heidelberger Druckmaschinen AG	1,884,249	4,163,005
	Hensoldt AG	12,230	340,593
*	Highlight Communications AG	98,406	389,193
	Hornbach Holding AG & Co. KGaA	55,251	6,613,749
	Hugo Boss AG	437,223	24,520,732
*	Hypoport SE	7,011	1,938,217
	Indus Holding AG	138,578	3,942,252
Ω	Instone Real Estate Group SE	36,903	566,536
	IVU Traffic Technologies AG	47,758	895,416

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	407,916	$11,466,035
Ω	JOST Werke AG	7,084	274,005
*	K+S AG	1,430,163	48,036,292
*	Kloeckner & Co. SE	521,683	6,720,190
*	Koenig & Bauer AG	97,502	1,903,034
	Krones AG	113,076	8,731,003
	KSB SE & Co. KGaA	3,293	1,579,306
	KWS Saat SE & Co. KGaA	83,735	6,179,042
	Lanxess AG	588,462	22,747,624
	Leifheit AG	60,643	1,409,250
# *	Leoni AG	215,274	2,000,252
# *	Manz AG	28,275	1,152,576
*	Mediclin AG	82,946	331,261
*	Medigene AG	116,971	365,531
*	METRO AG	669,522	5,881,046
	MLP SE	440,536	3,113,543
*	Multitude SE	39,731	137,658
*	Nagarro SE	61,707	8,676,131
	New Work SE	20,199	3,440,625
	Nexus AG	97,632	4,761,215
*	Nordex SE	718,142	10,364,307
	Norma Group SE	230,575	5,688,251
	OHB SE	37,995	1,342,977
	Patrizia AG	348,340	5,958,393
	Pfeiffer Vacuum Technology AG	48,041	8,552,041
	PNE AG	491,579	6,244,086
*	Progress-Werk Oberkirch AG	8,558	282,122
	ProSiebenSat.1 Media SE	1,363,524	15,688,410
	PSI Software AG	68,616	2,602,944
*	PVA TePla AG	82,910	2,046,429
# *	q.beyond AG	785,304	1,221,519
*	R Stahl AG	14,952	232,979
	Rheinmetall AG	273,843	61,730,803
#	S&T AG	346,499	5,857,970
*	SAF-Holland SE	345,326	2,624,585
*	Salzgitter AG	270,003	11,207,696
	Schloss Wachenheim AG	6,929	136,587
# Ω	Scout24 SE	148,816	9,412,359
	Secunet Security Networks AG	8,270	3,501,397
*	SGL Carbon SE	334,832	1,838,442
	Siltronic AG	146,283	13,737,305
*	Sixt SE	98,199	12,767,087
#	SMA Solar Technology AG	59,742	2,718,787
# *	SNP Schneider-Neureither & Partner SE	3,170	99,274
	Softing AG	14,914	98,432
	Software AG	392,817	12,090,816
	Stabilus SE	175,068	8,245,938
	STRATEC SE	32,676	3,698,468
	Stroeer SE & Co. KGaA	198,771	11,891,768
	Suedzucker AG	526,208	6,853,132
# *	SUESS MicroTec SE	148,771	2,307,396
	Surteco Group SE	47,139	1,497,698
	TAG Immobilien AG	1,009,676	20,178,819
	Takkt AG	250,308	4,044,083
#* Ω	TeamViewer AG	280,214	3,362,305
	Technotrans SE	46,673	1,158,028
*	thyssenkrupp AG	1,602,126	12,286,751
	Traffic Systems SE	36,767	1,190,712
# *	va-Q-tec AG	2,370	41,636

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Varta AG	24,311	$2,274,678
	VERBIO Vereinigte BioEnergie AG	173,398	12,287,740
*	Vitesco Technologies Group AG, Class A	2,318	93,155
	Vossloh AG	76,106	2,903,324
	Wacker Chemie AG	41,464	6,579,011
	Wacker Neuson SE	227,890	4,731,487
	Washtec AG	85,689	4,674,417
# *	Westwing Group SE	41,567	472,712
	Wuestenrot & Wuerttembergische AG	117,007	2,207,028
	Zeal Network SE	53,966	2,099,188

TOTAL GERMANY			839,783,691

GREECE — (0.0%)
* ††	Alfa Alfa Energy SA	3,810	0
* ††	Neorion Holdings SA	14,991	0

IRELAND — (1.1%)
	AIB Group PLC	966,363	2,099,071
*	Bank of Ireland Group PLC	6,339,548	38,422,137
	Cairn Homes PLC	1,876,315	2,262,555
*	Dalata Hotel Group PLC	221,959	1,013,831
*	Datalex PLC	122,186	98,173
	FBD Holdings PLC	142,812	1,526,211
	Glanbia PLC	1,139,597	13,719,769
* Ω	Glenveagh Properties PLC	812,200	980,106
*	Irish Continental Group PLC	820,853	3,265,400
*	Permanent TSB Group Holdings PLC	268,168	421,964

TOTAL IRELAND			63,809,217

ISRAEL — (4.2%)
#	Adgar Investment & Development Ltd.	59,769	135,214
	Afcon Holdings Ltd.	3,064	176,083
#	AFI Properties Ltd.	109,219	6,576,488
	Africa Israel Residences Ltd.	5,430	381,381
*	Airport City Ltd.	262,978	5,854,605
*	Albaad Massuot Yitzhak Ltd.	2,031	17,263
# *	Allot Ltd.	189,485	1,101,105
#	Alrov Properties & Lodgings Ltd.	49,832	3,249,911
#	Arad Ltd.	22,989	321,316
	Ashtrom Group Ltd.	196,741	5,486,361
	Atreyu Capital Markets Ltd.	4,320	90,250
#	AudioCodes Ltd.	39,625	922,693
#	Aura Investments Ltd.	121,776	261,743
	Automatic Bank Services Ltd.	3,976	24,240
# *	Avgol Industries 1953 Ltd.	468,925	332,872
	Azorim-Investment Development & Construction Co. Ltd.	575,905	2,976,127
# *	Bet Shemesh Engines Holdings 1997 Ltd.	30,236	886,126
	Blue Square Real Estate Ltd.	37,333	3,335,527
# *	Brack Capital Properties NV	18,347	2,832,499
*	Brainsway Ltd.	17,217	64,503
*	Camtek Ltd.	41,456	1,220,102
	Carasso Motors Ltd.	132,164	853,079
*	Cellcom Israel Ltd.	497,683	2,887,054
*	Ceragon Networks Ltd.	266,244	508,526
*	Clal Insurance Enterprises Holdings Ltd.	319,491	7,081,744
*	Compugen Ltd.	113,943	256,542
	Danel Adir Yeoshua Ltd.	24,002	3,784,128
#	Delek Automotive Systems Ltd.	256,073	3,644,093

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
# *	Delek Group Ltd.	49,000	$8,102,208
	Delta Galil Industries Ltd.	75,453	5,028,423
	Dor Alon Energy in Israel 1988 Ltd.	17,532	711,929
	Duniec Brothers Ltd.	1,134	72,888
#	Electra Consumer Products 1970 Ltd.	49,633	2,801,968
	Electra Ltd.	11,587	7,951,012
	Electra Real Estate Ltd.	35,882	601,598
# *	Ellomay Capital Ltd.	2,597	65,791
#	Energix-Renewable Energies Ltd.	299,897	1,016,048
# *	Enlight Renewable Energy Ltd.	3,357,939	7,204,265
*	Equital Ltd.	117,510	4,792,836
# *	Fattal Holdings 1998 Ltd.	9,745	1,405,552
	FMS Enterprises Migun Ltd.	19,186	665,510
	Formula Systems 1985 Ltd.	63,943	6,187,533
	Formula Systems 1985 Ltd., Sponsored ADR	640	62,086
#	Fox Wizel Ltd.	59,658	8,771,532
	Gav-Yam Lands Corp. Ltd.	423,939	4,666,010
*	Gilat Satellite Networks Ltd.	236,247	1,728,036
	Harel Insurance Investments & Financial Services Ltd.	747,052	9,156,529
	Hilan Ltd.	106,788	6,206,977
	IDI Insurance Co. Ltd.	46,650	1,544,132
	IES Holdings Ltd.	322	32,787
	Ilex Medical Ltd.	2,597	105,680
#	Infinya Ltd.	21,885	2,001,992
#	Inrom Construction Industries Ltd.	359,755	1,553,472
	Isracard Ltd.	124,943	628,771
	Israel Canada T.R Ltd.	213,345	1,054,831
	Israel Land Development - Urban Renewal Ltd.	56,725	1,029,441
	Isras Investment Co. Ltd.	5,893	1,436,349
# *	Issta Lines Ltd.	14,516	531,762
# *	Kamada Ltd.	212,977	1,142,803
#	Kenon Holdings Ltd.	138,521	7,911,247
	Kerur Holdings Ltd.	33,018	832,010
	Klil Industries Ltd.	5,696	471,274
	M Yochananof & Sons Ltd.	1,503	89,765
	Magic Software Enterprises Ltd.	152,541	2,625,769
	Malam - Team Ltd.	8,734	251,153
	Matrix IT Ltd.	233,856	5,893,113
#	Maytronics Ltd.	188,181	3,341,305
#	Mediterranean Towers Ltd.	434,044	1,369,954
#	Mega Or Holdings Ltd.	82,559	3,143,651
*	Mehadrin Ltd.	1,666	90,093
#	Meitav Dash Investments Ltd.	132,413	753,015
*	Menora Mivtachim Holdings Ltd.	186,995	4,667,840
	Migdal Insurance & Financial Holdings Ltd.	2,643,267	4,459,856
	Mivtach Shamir Holdings Ltd.	27,751	896,718
	Mizrahi Tefahot Bank Ltd.	1	39
# *	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,941,498
	Nawi Brothers Ltd.	66,956	591,258
*	Neto Malinda Trading Ltd.	3,035	154,700
	Neto ME Holdings Ltd.	10,872	834,578
*	Nova Ltd.	60,103	5,763,560
	Novolog Ltd.	121,173	122,809
*	NR Spuntech Industries Ltd.	76,176	135,873
*	Oil Refineries Ltd.	12,221,339	5,439,349
	One Software Technologies Ltd.	40,268	663,433
# *	OPC Energy Ltd.	125,361	1,378,151
*	Partner Communications Co. Ltd.	847,565	6,723,387
*	Paz Oil Co. Ltd.	61,942	9,600,067

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Perion Network Ltd.	94,435	$2,019,123
	Plasson Industries Ltd.	21,191	1,243,119
#	Prashkovsky Investments & Construction Ltd.	4,018	157,721
*	Priortech Ltd.	4,026	106,805
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,961,728
	Scope Metals Group Ltd.	47,147	2,398,242
*	Shikun & Binui Ltd.	31,710	186,945
	Shufersal Ltd.	465,772	3,918,819
	Summit Real Estate Holdings Ltd.	222,691	5,231,601
	Suny Cellular Communication Ltd.	312,529	177,944
	Tadiran Group Ltd.	16,616	2,691,261
	Tel Aviv Stock Exchange Ltd.	21,464	101,367
*	Tera Light Ltd.	171,919	345,611
	Tiv Taam Holdings 1 Ltd.	21,439	56,511
#	Victory Supermarket Chain Ltd.	4,357	68,729
	YH Dimri Construction & Development Ltd.	18,178	1,632,236

TOTAL ISRAEL			237,965,553

ITALY — (8.1%)
	A2A SpA	11,363,154	19,414,600
	ACEA SpA	384,689	6,598,903
*	Aeffe SpA	177,250	324,274
Ω	Anima Holding SpA	2,199,251	10,716,372
*	Aquafil SpA	83,333	529,727
*	Arnoldo Mondadori Editore SpA	1,084,460	2,221,300
#	Ascopiave SpA	477,634	1,765,207
	Autostrade Meridionali SpA	3,917	154,761
	Avio SpA	110,432	1,312,003
	Azimut Holding SpA	828,739	17,590,709
#	Banca Generali SpA	469,036	15,506,860
	Banca IFIS SpA	245,110	4,451,026
	Banca Mediolanum SpA	639,790	4,644,454
*	Banca Monte dei Paschi di Siena SpA	213,039	179,507
	Banca Popolare di Sondrio SpA	3,233,196	12,840,445
	Banca Profilo SpA	1,711,765	411,629
# Ω	Banca Sistema SpA	414,926	883,061
#	Banco BPM SpA	10,236,702	32,252,741
	Banco di Desio e della Brianza SpA	241,954	771,599
	Be Shaping The Future SpA	533,191	1,891,406
Ω	BFF Bank SpA	898,742	5,604,202
*	Biesse SpA	11,036	172,170
	BPER Banca	7,414,242	12,386,203
	Brembo SpA	853,392	8,541,410
*	Brunello Cucinelli SpA	249,424	12,766,419
	Buzzi Unicem SpA	658,064	12,186,487
	Cairo Communication SpA	576,511	1,365,214
Ω	Carel Industries SpA	28,172	677,865
	Cementir Holding NV	355,007	2,471,257
# *	CIR SpA-Compagnie Industriali	2,318,947	1,004,762
	Credito Emiliano SpA	616,798	3,768,105
# *	d’Amico International Shipping SA	1,821,713	246,060
	Danieli & C Officine Meccaniche SpA	79,588	1,245,011
#	Danieli & C Officine Meccaniche SpA	102,606	2,184,399
	De’ Longhi SpA	398,689	9,668,102
	DeA Capital SpA	697,876	943,489
#	Digital Bros SpA	37,586	954,736
Ω	doValue SpA	37,076	315,249
*	Elica SpA	166,709	590,444
	Emak SpA	565,182	842,042

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
* Ω	Enav SpA	327,231	$1,510,652
	ERG SpA	402,758	13,877,327
#	Esprinet SpA	258,287	2,385,546
# *	Eurotech SpA	207,209	751,108
	Fila SpA	142,640	1,418,742
# *	Fincantieri SpA	3,504,948	2,137,921
# * ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	792,542
	Gefran SpA	35,925	353,235
# *	Geox SpA	356,231	307,786
	GPI SpA	12,436	169,695
	Gruppo MutuiOnline SpA	172,390	5,279,004
	Hera SpA	5,756,195	21,468,258
*	IMMSI SpA	1,372,199	638,704
*	Intek Group SpA	1,885,608	1,085,984
	Iren SpA	4,698,234	12,144,620
	Italgas SpA	3,601,793	23,320,427
	Italmobiliare SpA	76,857	2,434,896
*	IVS Group SA	58,424	304,877
# *	Juventus Football Club SpA	5,695,740	1,848,662
*	Leonardo SpA	2,772,782	28,535,775
	LU-VE SpA	5,064	114,290
#	Maire Tecnimont SpA	1,272,373	3,727,029
# * ††	Mariella Burani Fashion Group SpA	22,744	0
# *	MFE-MediaForEurope NV, Class A	3,502,151	2,138,472
#	MFE-MediaForEurope NV, Class B	3,488,926	3,213,165
*	Newlat Food SpA	12,794	80,018
	Openjobmetis SpA agenzia per il lavoro	63,025	695,106
	Orsero SpA	3,722	48,440
* Ω	OVS SpA	1,732,207	3,304,802
	Pharmanutra SpA	1,655	112,050
	Piaggio & C SpA	1,286,689	3,208,444
Ω	Pirelli & C SpA	2,578,872	12,780,901
# *	Prima Industrie SpA	32,067	539,907
Ω	RAI Way SpA	612,759	3,602,672
	Reply SpA	149,207	21,965,824
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	742,785
#	Sabaf SpA	63,964	1,641,318
#	SAES Getters SpA	900	20,922
*	Safilo Group SpA	57,694	95,718
# *	Saipem SpA	3,496,778	3,957,484
# *	Salvatore Ferragamo SpA	153,656	2,670,638
	Sanlorenzo SpA/Ameglia	1,335	47,207
*	Saras SpA	4,069,515	3,787,559
*	Servizi Italia SpA	22,510	42,052
	Sesa SpA	57,487	8,310,777
# *	Sogefi SpA	411,547	371,522
	SOL SpA	220,103	3,867,835
*	Spaxs SpA	194,805	2,527,665
	Tamburi Investment Partners SpA	858,326	7,819,704
# Ω	Technogym SpA	818,967	6,181,504
# *	Tesmec SpA	313,747	43,931
	Tinexta SpA	138,460	3,463,911
# *	Tiscali SpA	2,577,711	31,014
*	Tod’s SpA	77,488	3,062,713
	TXT e-solutions SpA	65,215	670,249
# Ω	Unieuro SpA	145,452	2,428,612
	Unipol Gruppo SpA	3,175,802	17,316,438
	UnipolSai Assicurazioni SpA	42,994	120,935

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Webuild SpA	1,282,257	$2,180,057
	Wiit SpA	16,791	448,567
	Zignago Vetro SpA	181,037	2,219,977

TOTAL ITALY			462,762,185

NETHERLANDS — (6.1%)
	Aalberts NV	694,377	33,741,363
*	Accell Group NV	132,989	8,033,732
*	AFC Ajax NV	13,955	190,126
#* Ω	Alfen Beheer BV	24,811	2,231,339
	AMG Advanced Metallurgical Group NV	197,518	7,723,336
*	Amsterdam Commodities NV	30,979	827,279
	APERAM SA	323,062	12,469,378
	Arcadis NV	537,224	22,414,987
	ASR Nederland NV	898,464	40,834,000
*	Avantium NV	2,230	8,061
Ω	B&S Group Sarl	10,048	73,973
#* Ω	Basic-Fit NV	287,582	12,048,876
#	BE Semiconductor Industries NV	405,420	24,713,849
# *	Beter Bed Holding NV	27,380	143,644
	Boskalis Westminster	476,878	16,562,112
	Brunel International NV	155,477	1,806,566
	Corbion NV	390,827	13,550,071
# Ω	Flow Traders	225,384	7,357,845
#	ForFarmers NV	214,677	658,612
*	Fugro NV	504,793	6,183,886
	Heijmans NV	156,398	2,147,995
*	Hunter Douglas NV	3,727	681,542
* Ω	Intertrust NV	472,154	9,742,971
	Kendrion NV	97,269	1,851,657
*	Koninklijke BAM Groep NV	1,821,442	5,041,457
	Koninklijke Vopak NV	286,311	7,698,828
* Ω	Lucas Bols NV	23,064	254,675
	Nedap NV	33,400	2,219,453
*	OCI NV	554,235	21,001,359
	Ordina NV	637,656	2,916,625
# *	Pharming Group NV	273,983	224,335
#	PostNL NV	3,227,745	10,576,562
	SBM Offshore NV	1,050,102	15,217,176
#	SIF Holding NV	34,182	389,089
Ω	Signify NV	711,679	30,109,420
*	Sligro Food Group NV	166,461	3,907,041
# * ††	SNS NV	705,718	0
#	TKH Group NV	274,990	13,485,566
# *	TomTom NV	464,278	4,008,408
	Van Lanschot Kempen NV	152,154	3,962,324
*	Vivoryon Therapeutics NV	5,400	52,043

TOTAL NETHERLANDS			347,061,561

NORWAY — (2.2%)
	2020 Bulkers Ltd.	59,850	763,737
	ABG Sundal Collier Holding ASA	2,462,689	1,871,639
# *	Akastor ASA	781,213	678,122
#	Aker Solutions ASA	1,831,564	6,328,698
	American Shipping Co. ASA	245,710	848,969
*	ArcticZymes Technologies ASA	44,887	410,804
*	Asetek AS	19,672	55,147
	Atea ASA	364,170	4,339,342

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
# *	Atlantic Sapphire ASA	67,633	$188,273
# *	Axactor SE	946,461	614,718
	B2Holding ASA	1,436,002	1,357,233
	Belships ASA	194,272	411,027
# *	Bergenbio ASA	24,722	47,072
	Bonheur ASA	146,347	5,442,157
# *	Borr Drilling Ltd.	52,360	211,036
	Borregaard ASA	502,221	9,579,802
	Bouvet ASA	29,261	215,232
*	BW Energy Ltd.	306,693	892,707
Ω	BW LPG Ltd.	648,398	4,077,306
	BW Offshore Ltd.	753,331	2,166,601
* Ω	Crayon Group Holding ASA	135,355	1,990,993
	DNO ASA	3,178,428	4,818,319
Ω	Elmera Group ASA	51,884	117,086
Ω	Europris ASA	1,169,259	5,941,318
#	FLEX LNG Ltd.	215,511	6,070,829
# *	Frontline Ltd.	609,442	5,047,493
	Golden Ocean Group Ltd.	394,981	4,917,169
# *	Grieg Seafood ASA	344,872	5,137,894
*	Hafnia Ltd.	15,427	45,362
# *	Hexagon Composites ASA	694,065	2,743,448
	Hunter Group ASA	115,742	37,859
# *	IDEX Biometrics ASA	1,011,211	155,530
# Ω	Kid ASA	16,723	188,110
#	Kitron ASA	342,728	668,656
	Komplett Bank ASA	33,724	25,798
# *	Kongsberg Automotive ASA	4,935,678	1,292,455
*	Magnora ASA	21,656	43,534
	Medistim ASA	977	26,396
	MPC Container Ships ASA	1,700,416	5,061,255
# Ω	Multiconsult ASA	2,534	39,474
# *	Next Biometrics Group AS	167,317	100,644
# *	Nordic Nanovector ASA	376,386	571,065
* Ω	Norske Skog ASA	180,424	988,872
#	Norway Royal Salmon ASA	93,951	2,464,006
*	Norwegian Energy Co. ASA	2,292	85,157
*	NRC Group ASA	19,066	38,024
*	Odfjell Drilling Ltd.	586,600	1,504,596
*	Odfjell SE, Class A	137,586	673,585
*	Odfjell Technology Ltd.	97,767	235,678
*	OKEA ASA	7,981	30,030
Ω	Okeanis Eco Tankers Corp.	6,274	63,385
	Olav Thon Eiendomsselskap ASA	91,864	1,856,540
*	Otello Corp. ASA	2,772	7,968
	Pareto Bank ASA	21,180	122,763
# *	PGS ASA	2,078,421	793,350
*	PhotoCure ASA	6,248	77,194
#* Ω	poLight ASA	920	14,904
	Protector Forsikring ASA	438,078	4,974,712
*	Q-Free ASA	32,883	25,897
# *	REC Silicon ASA	2,124,715	3,656,328
*	SATS ASA	57,235	107,438
#	Selvaag Bolig ASA	309,083	1,460,200
*	Solstad Offshore ASA	11,058	17,245
	Sparebank 1 Oestlandet	11,657	170,578
	SpareBank 1 Sorost-Norge	1,788	11,078
	Stolt-Nielsen Ltd.	195,297	3,527,783
*	Tekna Holding AS	114	163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	TGS ASA	286,682	$4,422,578
	Treasure ASA	316,195	548,764
*	Ultimovacs ASA	18,337	148,354
	Veidekke ASA	640,408	8,292,409
*	Volue ASA	168	716
	Wallenius Wilhelmsen ASA	419,921	2,635,751
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,668,207
Ω	XXL ASA	787,885	824,157

TOTAL NORWAY			126,988,719

PORTUGAL — (0.9%)
	Altri SGPS SA	520,559	3,454,803
*	Banco Comercial Portugues SA, Class R	49,865,890	7,708,730
* ††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	103,321	1,068,857
#	CTT-Correios de Portugal SA	745,659	3,370,407
*	Greenvolt-Energias Renovaveis SA	9,769	72,899
*	Ibersol SGPS SA	52,494	308,469
# *	Mota-Engil SGPS SA	641,747	859,933
	Navigator Co. SA	1,798,509	7,377,872
	NOS SGPS SA	1,539,280	6,509,300
# *	Novabase SGPS SA	72,649	390,997
	REN - Redes Energeticas Nacionais SGPS SA	2,960,295	9,023,333
	Sonae SGPS SA	6,962,591	7,516,734

TOTAL PORTUGAL			47,662,334

SPAIN — (5.5%)
	Acciona SA	74,820	14,645,821
	Acerinox SA	1,064,577	11,209,170
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	24,946	583,553
	Alantra Partners SA	70,997	1,167,187
	Almirall SA	464,769	6,037,829
*	Amper SA	6,472,211	1,765,405
	Applus Services SA	911,802	7,112,909
	Atresmedia Corp. de Medios de Comunicacion SA	548,224	2,097,140
	Azkoyen SA	67,253	391,019
	Banco de Sabadell SA	37,317,194	28,960,910
	Bankinter SA	4,375,395	25,748,650
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
#	Cia de Distribucion Integral Logista Holdings SA	409,461	7,544,496
	CIE Automotive SA	381,733	8,322,482
#	Construcciones y Auxiliar de Ferrocarriles SA	129,981	3,985,235
# *	Deoleo SA	37,749	13,633
*	Distribuidora Internacional de Alimentacion SA	3,729,910	51,075
#	Ebro Foods SA	526,136	9,459,733
*	eDreams ODIGEO SA	427,530	3,436,529
	Elecnor SA	200,108	2,360,618
#	Enagas SA	1,384,738	29,941,750
*	Ence Energia y Celulosa SA	979,259	3,668,275
*	Ercros SA	643,000	2,204,934
	Faes Farma SA	2,107,905	8,844,665
	Fluidra SA	367,354	9,942,136
	Fomento de Construcciones y Contratas SA	363,290	4,150,143
Ω	Gestamp Automocion SA	757,499	2,474,356
Ω	Global Dominion Access SA	695,411	2,875,375
	Grupo Catalana Occidente SA	270,353	7,787,449
#	Grupo Empresarial San Jose SA	151,317	643,114

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# *	Grupo Ezentis SA	1,629,459	$256,603
	Iberpapel Gestion SA	47,911	801,517
*	Indra Sistemas SA	954,956	9,731,572
#	Laboratorio Reig Jofre SA	14,659	44,518
	Laboratorios Farmaceuticos Rovi SA	120,922	8,256,698
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	5,548,518
#	Mapfre SA	1,832,552	3,344,146
*	Mediaset Espana Comunicacion SA	1,094,655	4,898,549
*	Melia Hotels International SA	777,775	6,432,446
# Ω	Metrovacesa SA	33,007	263,565
	Miquel y Costas & Miquel SA	193,707	2,565,394
* Ω	Neinor Homes SA	77,372	876,556
*	Obrascon Huarte Lain SA	1,361,871	1,173,249
# *	Oryzon Genomics SA	35,547	86,553
	Pharma Mar SA	7,078	541,770
	Prim SA	40,283	594,521
*	Promotora de Informaciones SA, Class A	1,330,083	883,277
# Ω	Prosegur Cash SA	265,268	196,703
#	Prosegur Cia de Seguridad SA	1,470,440	3,043,287
*	Realia Business SA	1,667,905	1,554,431
	Renta 4 Banco SA	442	4,623
	Sacyr SA	2,840,800	7,652,009
*	Solaria Energia y Medio Ambiente SA	494,183	10,966,241
Ω	Talgo SA	587,102	2,371,991
	Talgo SA	11,511	46,995
# *	Tecnicas Reunidas SA	188,993	1,565,077
# *	Tubacex SA	738,150	1,609,244
# *	Tubos Reunidos SA	34,204	12,300
Ω	Unicaja Banco SA	7,951,463	7,490,193
	Vidrala SA	124,375	8,912,172
	Viscofan SA	273,196	15,081,593
*	Vocento SA	352,577	360,577

TOTAL SPAIN			314,592,479

SWEDEN — (6.9%)
Ω	AcadeMedia AB	441,853	2,494,325
	AddLife AB, Class B	80,218	1,772,421
	AddNode Group AB	99,115	4,189,944
#	AFRY AB	283,371	4,697,624
Ω	Alimak Group AB	254,539	2,686,069
	Alligo AB, Class B	137,415	1,573,856
Ω	Ambea AB	166,767	846,466
*	Annehem Fastigheter AB, Class B	132,805	361,897
#	AQ Group AB	1,510	43,072
*	Arise AB	87,001	490,222
	Arjo AB, Class B	1,033,502	7,758,348
	Atrium Ljungberg AB, Class B	245,262	4,010,480
* Ω	Attendo AB	733,120	1,982,550
*	Balco Group AB	979	10,250
	BE Group AB	3,385	55,128
	Beijer Alma AB	299,014	6,220,084
# *	Beijer Electronics Group AB	93,898	620,302
	Bergman & Beving AB	199,982	2,565,431
	Bergs Timber AB, Class B	62,277	38,938
	Besqab AB	21,962	346,683
	Betsson AB, Class B	884,562	5,433,800
# *	Better Collective AS	71,367	1,100,001
# *	BHG Group AB	351,076	2,417,268
	Bilia AB, Class A	590,329	8,186,626

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	BioGaia AB, Class B	49,858	$3,134,950
	Biotage AB	419,797	8,696,101
	Bjorn Borg AB	13,009	60,348
	Bonava AB, Class B	526,974	2,558,204
#* Ω	Boozt AB	212,829	2,234,802
Ω	Bravida Holding AB	793,931	8,139,070
	Bufab AB	232,909	7,726,828
#	Bulten AB	115,761	810,148
	Bure Equity AB	321,431	7,579,850
	Byggmax Group AB	443,719	3,412,507
# *	Calliditas Therapeutics AB, Class B	100,571	758,778
*	Careium AB	149,193	218,324
#	Catella AB	33,547	131,386
	Catena AB	177,527	9,267,798
# *	Catena Media PLC	330,046	1,389,107
# *	Cavotec SA	79,682	112,310
	Cellavision AB	26,744	839,692
	Clas Ohlson AB, Class B	262,871	2,984,374
	Cloetta AB, Class B	1,814,436	4,585,140
*	Collector AB	274,588	1,197,893
	Concentric AB	354,479	6,923,184
Ω	Coor Service Management Holding AB	360,247	3,266,155
	Corem Property Group AB, Class B	4,350,002	9,210,408
	Dios Fastigheter AB	782,260	6,984,720
# *	Doro AB	162,545	360,554
*	Duni AB	215,342	1,970,671
# Ω	Dustin Group AB	523,446	3,761,118
	Eastnine AB	126,421	1,242,033
	Elanders AB, Class B	66,195	999,841
#	Electrolux Professional AB, Class B	349,772	1,960,537
* Ω	Eltel AB	206,068	242,358
*	Enea AB	104,284	1,239,442
#	Eolus Vind AB, Class B	35,068	370,950
	eWork Group AB	32,666	391,958
	Fagerhult AB	300,931	1,510,347
	FastPartner AB, Class A	1,130	9,488
	FastPartner AB, Class D	35	292
#	Fenix Outdoor International AG	19,605	1,747,906
	Ferronordic AB	7,307	33,505
# *	Fingerprint Cards AB, Class B	386,234	444,845
	G5 Entertainment AB	35,644	673,018
	GARO AB	6,571	98,346
*	GHP Specialty Care AB	41,172	146,607
	Granges AB	828,365	6,803,257
# *	Haldex AB	383,964	1,577,841
#	Heba Fastighets AB, Class B	134,907	1,731,669
#	Hexatronic Group AB	74,697	3,160,291
	HMS Networks AB	149,627	6,124,209
#* Ω	Hoist Finance AB	443,037	1,365,057
*	Humana AB	126,275	662,803
*	IAR Systems Group AB	1,213	13,554
*	Immunovia AB	8,077	26,461
#	Instalco AB	482,045	2,975,121
*	International Petroleum Corp.	266,599	2,561,287
#	INVISIO AB	555	9,837
	Inwido AB	455,135	6,283,529
	JM AB	438,089	10,117,715
# *	John Mattson Fastighetsforetagen AB	8,700	135,541
	Karnov Group AB	34,072	230,514

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	K-fast Holding AB	9,734	$44,594
#	Kindred Group PLC	554,405	4,860,685
	KNOW IT AB	199,430	6,142,285
	Lagercrantz Group AB, Class B	1,422,449	14,480,272
Ω	LeoVegas AB	558,727	2,396,251
	Lime Technologies AB	9,545	268,459
	Lindab International AB	646,372	15,075,825
#	Loomis AB	380,818	9,488,358
# *	Maha Energy AB	101,739	196,998
*	Medcap AB	6,064	89,681
*	Mekonomen AB	299,806	3,455,153
	Midsona AB, Class B	8,545	21,992
# *	Millicom International Cellular SA	28,674	646,448
	MIPS AB	55,692	3,955,213
*	Modern Times Group MTG AB, Class B	557,563	5,896,713
# *	Momentum Group AB	137,415	1,046,764
Ω	Munters Group AB	73,590	439,630
	Mycronic AB	438,731	7,672,336
	NCAB Group AB	48,732	306,431
	NCC AB, Class B	333,182	4,128,220
#	Nederman Holding AB	31,174	524,535
*	Nelly Group AB	47,409	90,414
*	Net Insight AB, Class B	2,381,180	973,595
	New Wave Group AB, Class B	426,925	7,454,334
	Nobia AB	896,177	3,517,032
	Nolato AB, Class B	1,482,789	10,262,943
	Nordic Waterproofing Holding AB	70,179	1,285,567
*	Note AB	45,746	947,731
#	NP3 Fastigheter AB	169,215	4,702,527
	Nyfosa AB	1,250,190	13,779,135
	OEM International AB, Class B	143,694	2,219,346
* Ω	Oncopeptides AB	38,454	32,221
*	Ovzon AB	1,938	9,607
# *	Pandox AB	337,956	4,708,553
	Platzer Fastigheter Holding AB, Class B	250,352	2,542,757
	Prevas AB, Class B	2,947	37,834
#	Pricer AB, Class B	892,974	1,419,626
	Proact IT Group AB	186,907	1,359,960
	Ratos AB, Class B	1,581,770	8,070,272
*	RaySearch Laboratories AB	160,684	705,057
	Rejlers AB	948	14,588
# Ω	Resurs Holding AB	1,040,265	3,025,804
	Rottneros AB	672,020	909,636
#	Scandi Standard AB	397,762	1,563,863
* Ω	Scandic Hotels Group AB	839,511	3,230,843
# *	Sdiptech AB, Class B	8,683	304,091
	Sectra AB, Class B	347,535	4,384,273
	Semcon AB	118,592	1,504,693
*	Sensys Gatso Group AB	2,726,230	265,288
	SkiStar AB	323,216	6,291,931
*	Solid Forsakring AB	86,686	420,873
*	Starbreeze AB	37,435	3,611
*	Stendorren Fastigheter AB	1,169	28,587
# *	Stillfront Group AB	169,387	342,094
*	Svedbergs i Dalstorp AB, Class B	7,665	39,086
#	Systemair AB	360,836	2,291,554
	Tethys Oil AB	109,533	1,037,803
	TF Bank AB	1,461	25,654
	Troax Group AB	227,770	5,058,679

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	VBG Group AB, Class B	28,343	$405,294
	Vitec Software Group AB, Class B	35,822	1,805,134
	Wihlborgs Fastigheter AB	182,515	3,164,379
	XANO Industri AB, Class B	1,477	43,840

TOTAL SWEDEN			394,523,316

SWITZERLAND — (15.1%)
	Adecco Group AG	38,997	1,504,889
	Allreal Holding AG	124,196	23,426,216
	ALSO Holding AG	46,851	10,594,595
*	ams-OSRAM AG	1,474,621	18,039,280
*	APG SGA SA	8,920	1,698,770
#	Arbonia AG	345,431	6,151,409
# *	Aryzta AG	6,589,298	6,135,488
	Ascom Holding AG	200,120	1,770,523
#	Autoneum Holding AG	23,132	2,736,255
	Bachem Holding AG, Class B	4,741	2,068,725
	Baloise Holding AG	86,584	15,060,503
	Banque Cantonale de Geneve	9,528	1,617,460
	Banque Cantonale du Jura SA	3,848	216,489
#	Banque Cantonale Vaudoise	87,914	7,429,857
	Belimo Holding AG	65,844	32,541,506
	Bell Food Group AG	14,632	3,977,068
	Bellevue Group AG	57,974	2,226,999
	Berner Kantonalbank AG	30,400	6,998,015
	BKW AG	163,517	19,905,116
	Bobst Group SA	68,727	5,797,009
	Bossard Holding AG, Class A	46,771	10,125,096
	Bucher Industries AG	54,706	19,723,414
	Burckhardt Compression Holding AG	3,313	1,690,163
	Burkhalter Holding AG	28,825	2,269,574
	Bystronic AG	9,740	8,083,172
	Calida Holding AG	37,936	1,908,073
	Carlo Gavazzi Holding AG	3,077	927,711
	Cembra Money Bank AG	188,532	13,603,527
# *	Cicor Technologies Ltd.	15,422	817,114
	Cie Financiere Tradition SA	10,803	1,214,743
	Clariant AG	811,577	13,856,300
	Coltene Holding AG	26,808	2,543,117
	Comet Holding AG	18,573	4,015,003
# *	COSMO Pharmaceuticals NV	2,824	161,503
	Daetwyler Holding AG	7,566	2,432,731
	DKSH Holding AG	247,560	21,256,721
	dormakaba Holding AG	24,787	11,504,829
*	Dottikon Es Holding AG	294	88,683
*	Dufry AG	301,896	12,016,105
	EFG International AG	683,675	5,153,379
	Emmi AG	15,868	15,727,801
	Energiedienst Holding AG	83,637	3,741,231
# *	Evolva Holding SA	3,349,123	361,784
# *	Feintool International Holding AG	15,677	691,047
*	Flughafen Zurich AG	146,313	24,741,333
	Forbo Holding AG	8,720	12,765,022
	Fundamenta Real Estate AG	1,593	32,423
Ω	Galenica AG	124,351	9,156,894
# *	GAM Holding AG	1,195,762	1,233,929
	Georg Fischer AG	635,020	34,462,594
#	Gurit Holding AG	3,022	3,852,510
	Helvetia Holding AG	266,540	34,252,165

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	20,971	$2,178,640
# *	HOCHDORF Holding AG	6,697	275,957
	Huber & Suhner AG	106,321	9,324,684
	Hypothekarbank Lenzburg AG	6	25,845
# *	Implenia AG	107,391	2,428,255
*	Ina Invest Holding AG	25,352	507,512
	Inficon Holding AG	15,038	13,691,705
	Interroll Holding AG	5,149	15,608,615
	Intershop Holding AG	10,420	6,785,307
	Investis Holding SA	4,392	507,219
*	Jungfraubahn Holding AG	17,432	2,484,541
	Kardex Holding AG	50,062	9,527,352
	Komax Holding AG	24,168	6,348,410
#	Kudelski SA	217,692	725,144
#	Landis+Gyr Group AG	86,657	4,836,252
	LEM Holding SA	3,961	9,124,889
	Liechtensteinische Landesbank AG	64,323	3,556,904
	Luzerner Kantonalbank AG	20,211	8,624,466
* Ω	Medacta Group SA	4,763	542,631
* Ω	Medartis Holding AG	2,068	217,733
Ω	Medmix AG	143,103	4,805,946
#	Meier Tobler Group AG	45,826	1,071,871
	Metall Zug AG, Class B	1,092	2,275,739
# *	Meyer Burger Technology AG	2,168,207	1,027,377
	Mikron Holding AG	8,692	68,557
	Mobilezone Holding AG	295,533	4,785,315
	Mobimo Holding AG	57,438	16,426,837
	OC Oerlikon Corp. AG	1,712,308	12,209,875
# *	Orascom Development Holding AG	93,520	852,960
	Orell Fuessli AG	5,028	457,791
#	Orior AG	37,151	3,432,144
	Phoenix Mecano AG	4,517	1,805,017
	Plazza AG, Class A	6,895	2,494,493
	PSP Swiss Property AG	334,181	42,117,473
	Rieter Holding AG	23,266	3,162,786
	Romande Energie Holding SA	2,640	3,196,818
#	Schaffner Holding AG	3,363	1,084,398
#	Schweiter Technologies AG	7,284	7,328,268
#	Schweizerische Nationalbank	23	177,156
* Ω	Sensirion Holding AG	24,816	2,976,298
	SFS Group AG	125,076	15,663,662
	Siegfried Holding AG	32,823	23,794,685
	SIG Combibloc Group AG	47,610	996,738
	Softwareone Holding AG	206,099	2,786,555
	St Galler Kantonalbank AG	17,568	8,472,207
	Sulzer AG	141,969	10,637,398
	Swiss Prime Site AG	83,584	8,169,875
*	Swiss Steel Holding AG	3,362,368	954,111
	Swissquote Group Holding SA	85,428	13,884,491
	Tecan Group AG	13,023	3,913,642
	Thurgauer Kantonalbank	3,152	362,879
# *	Tornos Holding AG	26,632	185,702
#	TX Group AG	19,090	2,702,002
*	u-blox Holding AG	53,215	4,420,910
	Valiant Holding AG	111,392	11,126,691
	Valora Holding AG	28,888	4,723,406
Ω	VAT Group AG	119,590	36,990,557
	Vaudoise Assurances Holding SA	6,746	3,156,171
	Vetropack Holding AG	66,692	2,743,910

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Vifor Pharma AG	16,966	$2,997,017
# *	Von Roll Holding AG	378,198	378,630
	Vontobel Holding AG	227,861	16,665,011
	VP Bank AG, Class A	24,056	2,407,811
	VZ Holding AG	90,310	6,721,206
*	V-ZUG Holding AG	10,820	1,200,300
	Walliser Kantonalbank	18,991	2,158,431
	Warteck Invest AG	27	65,916
	Ypsomed Holding AG	10,945	1,564,094
	Zehnder Group AG	87,466	6,839,436
	Zug Estates Holding AG, Class B	1,186	2,425,916
	Zuger Kantonalbank AG	702	5,281,856

TOTAL SWITZERLAND			857,776,259

UNITED STATES — (0.0%)
	Arko Corp.	124,906	1,157,878

TOTAL COMMON STOCKS			5,291,012,875

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Draegerwerk AG & Co. KGaA	65,107	3,222,140
	Fuchs Petrolub SE	392,010	12,364,480
	Jungheinrich AG	359,171	8,784,614
	Sixt SE	120,365	8,699,454
	STO SE & Co. KGaA	16,482	3,458,171
	Villeroy & Boch AGSeries A	41,086	904,790

TOTAL GERMANY			37,433,649

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	497,492	0
*	Immofinanz AG Rights 03/03/2023	681,828	0

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0

SWITZERLAND — (0.0%)
*	Mobimo Holding AG Rights 05/03/2022	57,438	200,170

TOTAL RIGHTS/WARRANTS.			200,170

TOTAL INVESTMENT SECURITIES (Cost $4,490,025,568)			5,328,646,694

			Value†
SECURITIES LENDING COLLATERAL — (6.5%)
@ §	The DFA Short Term Investment Fund.	32,212,774	372,605,162

TOTAL INVESTMENTS — (100.0%) (Cost $4,862,604,541)			$5,701,251,856

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	—	$160,506,334	—		$160,506,334
Belgium	$525,583	255,482,829	—		256,008,412
Denmark	—	308,851,831	—		308,851,831
Finland	—	284,230,201	—		284,230,201
France	—	587,295,617	$37,288		587,332,905
Germany	—	839,783,691	—		839,783,691
Ireland	—	63,809,217	—		63,809,217
Israel	634,096	237,331,457	—		237,965,553
Italy	—	462,762,185	—		462,762,185
Netherlands	—	347,061,561	—		347,061,561
Norway	235,678	126,753,041	—		126,988,719
Portugal	—	47,662,334	—		47,662,334
Spain	46,995	314,545,484	—		314,592,479
Sweden	1,046,764	393,476,552	—		394,523,316
Switzerland	—	857,776,259	—		857,776,259
United States	1,157,878	—	—		1,157,878
Preferred Stocks
Germany	—	37,433,649	—		37,433,649
Rights/Warrants
Switzerland	—	200,170	—		200,170
Securities Lending Collateral	—	372,605,162	—		372,605,162

TOTAL	$3,646,994	$5,697,567,574	$37,288	^	$5,701,251,856

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (4.0%)
	Ambev SA, ADR	1,642,569	$4,779,876
	Americanas SA	302,983	1,470,804
	Atacadao SA	554,889	2,308,694
	B3 SA - Brasil Bolsa Balcao	2,736,371	7,361,267
	Banco Bradesco SA	792,418	2,389,780
	Banco BTG Pactual SA	541,804	2,530,417
	Banco do Brasil SA	396,250	2,662,532
	Banco Inter SA	78,934	81,425
	Banco Santander Brasil SA	214,624	1,378,313
	BB Seguridade Participacoes SA	353,143	1,816,448
	Braskem SA, Sponsored ADR	67,098	1,097,723
*	BRF SA	873,661	2,399,765
	CCR SA	1,291,886	3,242,813
	Centrais Eletricas Brasileiras SA	133,977	1,096,975
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,594,187
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	368,275
	Cia Energetica de Minas Gerais	166,025	643,085
	Cia Paranaense de Energia	21,800	28,750
#	Cia Paranaense de Energia, Sponsored ADR	17,400	126,324
	Cia Paranaense de Energia	39,800	289,004
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,294,686
	Cia Siderurgica Nacional SA	201,965	860,729
	Cosan SA	519,496	2,206,619
	CPFL Energia SA	146,500	1,071,203
	Energisa SA	228,135	2,198,313
*	Eneva SA	222,000	616,074
	Engie Brasil Energia SA	142,776	1,210,027
	Equatorial Energia SA	966,386	5,011,810
	Gerdau SA, Sponsored ADR	750,154	4,253,373
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	36,140
Ω	Hapvida Participacoes e Investimentos SA	1,340,431	2,377,772
	Hypera SA	368,936	2,792,420
	Itau Unibanco Holding SA	217,203	882,176
	JBS SA	874,000	6,691,188
	Klabin SA	1,043,990	4,379,565
	Localiza Rent a Car SA	229,414	2,456,574
	Lojas Renner SA	699,567	3,360,616
	Magazine Luiza SA	1,102,502	1,088,241
	Natura & Co. Holding SA	519,291	1,952,613
	Neoenergia SA	95,100	361,245
*	Petro Rio SA	551,205	2,976,805
	Petroleo Brasileiro SA, Sponsored ADR	1,074,998	13,190,226
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,092,372
	Petroleo Brasileiro SA	2,733,556	18,489,287
	Porto Seguro SA	149,774	616,491
	Raia Drogasil SA	453,385	1,919,386
	Rumo SA	1,196,224	3,960,838
	Sendas Distribuidora SA	848,688	2,622,994
	Suzano SA	450,507	4,520,606
#	Suzano SA, Sponsored ADR	10,979	110,887
	Telefonica Brasil SA	248,062	2,668,801
	TIM SA	1,144,280	3,119,954
	TOTVS SA	323,491	2,091,851
	Ultrapar Participacoes SA	204,563	540,790
	Usinas Siderurgicas de Minas Gerais SA Usiminas	40,000	85,114

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA, Sponsored ADR	332,416	$5,614,515
	Vale SA	2,635,313	44,396,724
	Vibra Energia SA	835,121	3,567,543
	WEG SA	591,966	3,604,037
*	XP, Inc., BDR	37,807	936,934

TOTAL BRAZIL			202,893,996

CHILE — (0.5%)
	Banco de Chile, ADR	121,969	2,449,123
	Banco de Credito e Inversiones SA	44,964	1,391,482
	Banco Santander Chile, ADR	78,503	1,526,098
	CAP SA	95,505	1,184,573
	Cencosud SA	2,153,750	3,447,475
	Cencosud Shopping SA	323,343	328,022
	Cia Cervecerias Unidas SA	22,536	150,635
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	300,603
	Cia Sud Americana de Vapores SA	15,213,678	1,719,826
	Embotelladora Andina SA, ADR, Class B	24,029	257,351
	Empresa Nacional de Telecomunicaciones SA	125,159	457,186
	Empresas CMPC SA	922,978	1,375,657
	Empresas COPEC SA	227,255	1,670,914
#	Enel Americas SA, ADR	241,710	1,285,898
	Enel Chile SA, ADR	275,342	368,958
	Falabella SA	319,590	897,577
	Itau CorpBanca Chile SA	31,276,064	63,817
	Plaza SA	228,768	212,307
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	6,591,816

TOTAL CHILE			25,679,318

CHINA — (26.6%)
*	360 Security Technology, Inc., Class A	409,600	504,548
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	154,463	559,389
# *	51job, Inc., ADR	36,065	2,194,555
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	245,243
	AECC Aviation Power Co. Ltd., Class A	79,700	453,790
#	Agile Group Holdings Ltd.	2,346,000	1,123,475
	Agricultural Bank of China Ltd., Class H	14,534,000	5,451,148
	Aier Eye Hospital Group Co. Ltd., Class A	226,236	1,221,046
*	Air China Ltd., Class H	1,158,000	780,542
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	82,951,560
*	Alibaba Group Holding Ltd.	714,100	8,710,362
# *	Alibaba Health Information Technology Ltd.	2,422,000	1,364,613
*	Aluminum Corp. of China Ltd., ADR	6,024	67,951
*	Aluminum Corp. of China Ltd., Class H	7,864,000	3,606,269
*	Amlogic Shanghai Co. Ltd., Class A	3,657	59,448
	Angang Steel Co. Ltd., Class H	468,000	204,718
	Angel Yeast Co. Ltd., Class A	72,000	417,821
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	10,221,412
	Anhui Gujing Distillery Co. Ltd., Class A	19,916	586,858
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,819	288,804
	Anhui Jinhe Industrial Co. Ltd., Class A	27,900	159,648
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	548,691
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	329,046
	Anjoy Foods Group Co. Ltd., Class A	14,400	281,851
	Anker Innovations Technology Co. Ltd., Class A	19,400	166,181
	ANTA Sports Products Ltd.	612,400	7,037,999
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	384,293
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	4,600	24,703

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Asymchem Laboratories Tianjin Co. Ltd., Class A	7,700	$309,730
	Autobio Diagnostics Co. Ltd., Class A	47,984	331,910
	Avary Holding Shenzhen Co. Ltd., Class A	112,776	499,604
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	232,335
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	190,272
	AVICOPTER PLC, Class A	22,704	146,096
	Bafang Electric Suzhou Co. Ltd., Class A	6,600	153,756
*	Baidu, Inc., Sponsored ADR	88,226	10,955,022
*	Baidu, Inc., Class A	783,900	12,498,268
	Bank of Beijing Co. Ltd., Class A	1,062,508	734,515
	Bank of Changsha Co. Ltd., Class A	436,484	490,002
	Bank of Chengdu Co. Ltd., Class A	347,250	879,427
	Bank of China Ltd., Class H	43,912,181	17,230,369
	Bank of Communications Co. Ltd., Class H	8,935,515	6,218,125
	Bank of Guiyang Co. Ltd., Class A	348,995	324,485
	Bank of Hangzhou Co. Ltd., Class A	352,304	811,529
	Bank of Jiangsu Co. Ltd., Class A	742,270	820,025
	Bank of Nanjing Co. Ltd., Class A	454,780	796,178
	Bank of Ningbo Co. Ltd., Class A	317,342	1,733,548
	Bank of Shanghai Co. Ltd., Class A	713,983	701,001
	Bank of Suzhou Co. Ltd., Class A	68,900	75,097
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	987,298
# *	BeiGene Ltd., ADR	741	118,560
# *	BeiGene Ltd.	196,700	2,466,663
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,900	30,194
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	360,088
	Beijing Dabeinong Technology Group Co. Ltd., Class A	404,252	437,144
	Beijing Easpring Material Technology Co. Ltd., Class A	23,300	233,488
	Beijing Enlight Media Co. Ltd., Class A	258,706	283,531
	Beijing Kingsoft Office Software, Inc., Class A	6,588	187,196
	Beijing New Building Materials PLC, Class A	172,803	756,119
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	906,509
	Beijing Originwater Technology Co. Ltd., Class A	293,800	207,536
	Beijing Roborock Technology Co. Ltd., Class A	3,924	340,123
	Beijing Shiji Information Technology Co. Ltd., Class A	87,729	237,846
	Beijing Shougang Co. Ltd., Class A	257,300	185,199
	Beijing Sinnet Technology Co. Ltd., Class A	40,700	59,168
	Beijing Tiantan Biological Products Corp. Ltd., Class A	64,347	191,179
	Beijing Tongrentang Co. Ltd., Class A	36,400	200,555
	Beijing United Information Technology Co. Ltd., Class A	13,900	202,292
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	308,210
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	737,311
	Bethel Automotive Safety Systems Co. Ltd., Class A	19,400	167,102
	Betta Pharmaceuticals Co. Ltd., Class A	19,406	125,817
	BGI Genomics Co. Ltd., Class A	34,100	324,577
*	Bilibili, Inc., Class Z	112,880	2,748,500
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	133,572
	BOC International China Co. Ltd., Class A	179,500	337,065
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,146,963
#	Bosideng International Holdings Ltd.	3,082,000	1,537,211
*	BTG Hotels Group Co. Ltd., Class A	75,200	266,613
	BYD Co. Ltd., Class H	403,886	11,753,778
#	BYD Electronic International Co. Ltd.	1,340,000	2,671,088
	By-health Co. Ltd., Class A	124,793	378,082
	Caitong Securities Co. Ltd., Class A	547,690	586,968
* Ω	CanSino Biologics, Inc., Class H	4,600	48,811
	CECEP Solar Energy Co. Ltd., Class A	241,000	242,544
	CECEP Wind-Power Corp., Class A	381,200	230,685
	Centre Testing International Group Co. Ltd., Class A	27,300	89,956

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	CGN Power Co. Ltd., Class H	4,899,000	$1,376,636
	Chacha Food Co. Ltd., Class A	31,000	248,827
	Changchun High & New Technology Industry Group, Inc., Class A	30,400	719,347
	Changjiang Securities Co. Ltd., Class A	435,670	363,702
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	19,500	376,303
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	603,772
	Chengtun Mining Group Co. Ltd., Class A	229,600	240,192
*	Chengxin Lithium Group Co. Ltd., Class A	32,529	216,156
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	203,200	564,384
	China Baoan Group Co. Ltd., Class A	146,334	197,580
	China Cinda Asset Management Co. Ltd., Class H	3,106,000	523,749
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,671,284
	China Coal Energy Co. Ltd., Class H	4,109,777	3,459,880
†† ^	China Common Rich Renewable Energy Investments Ltd.	5,416,000	647,063
*	China Conch Environment Protection Holdings Ltd.	1,669,000	1,429,295
	China Conch Venture Holdings Ltd.	1,669,000	4,334,012
	China Construction Bank Corp., Class H	57,039,590	40,634,947
	China CSSC Holdings Ltd., Class A	45,800	108,373
*	China Eastern Airlines Corp. Ltd., ADR	11,268	189,302
*	China Eastern Airlines Corp. Ltd., Class H	1,516,000	510,512
*	China Energy Engineering Corp. Ltd.	2,502,823	911,591
	China Everbright Bank Co. Ltd., Class H	3,983,000	1,442,912
Ω	China Feihe Ltd.	4,995,000	4,749,085
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,804,194
	China Gas Holdings Ltd.	6,299,200	7,678,516
	China Great Wall Securities Co. Ltd., Class A	196,900	243,948
	China Greatwall Technology Group Co. Ltd., Class A	182,800	248,230
	China Hongqiao Group Ltd.	4,665,000	5,804,329
Ω	China International Capital Corp. Ltd., Class H	1,813,600	3,635,129
#	China International Marine Containers Group Co. Ltd., Class H	670,120	921,652
	China Jushi Co. Ltd., Class A	396,469	938,356
#	China Life Insurance Co. Ltd., ADR	434,222	3,113,372
	China Life Insurance Co. Ltd., Class H	1,945,000	2,826,419
* Ω	China Literature Ltd.	337,200	1,416,955
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	2,708,053
	China Mengniu Dairy Co. Ltd.	1,552,000	8,376,173
	China Merchants Bank Co. Ltd., Class H	2,789,554	16,813,324
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	468,769
	China Merchants Port Holdings Co. Ltd.	48,000	83,798
Ω	China Merchants Securities Co. Ltd., Class H	520,660	538,513
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	774,369
	China Minmetals Rare Earth Co. Ltd., Class A	41,491	144,562
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,827,180
	China Molybdenum Co. Ltd., Class H	5,202,966	2,587,426
	China National Building Material Co. Ltd., Class H	10,930,000	14,545,771
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,097,035
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	634,001
	China Oilfield Services Ltd., Class H	2,650,000	2,712,962
	China Overseas Land & Investment Ltd.	5,735,000	17,717,008
	China Pacific Insurance Group Co. Ltd., Class H	2,832,600	6,279,797
	China Petroleum & Chemical Corp., ADR	52,089	2,536,720
	China Petroleum & Chemical Corp., Class H	12,896,800	6,312,618
	China Railway Group Ltd., Class H	4,311,000	3,019,263
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,339,000	784,445
	China Resources Beer Holdings Co. Ltd.	859,611	5,049,216
	China Resources Cement Holdings Ltd.	4,938,000	4,097,239
	China Resources Gas Group Ltd.	1,798,000	6,755,782
	China Resources Land Ltd.	4,798,666	21,431,862
	China Resources Microelectronics Ltd., Class A	28,998	211,553

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Power Holdings Co. Ltd.	1,598,517	$3,005,738
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	110,058	614,444
	China Shenhua Energy Co. Ltd., Class H	2,649,500	8,464,767
*	China Southern Airlines Co. Ltd., Sponsored ADR	6,512	176,019
# *	China Southern Airlines Co. Ltd., Class H	1,716,000	958,364
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	58,400	50,532
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,825,266
	China Suntien Green Energy Corp. Ltd., Class H	673,000	379,922
	China Taiping Insurance Holdings Co. Ltd.	2,445,106	2,795,405
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	2,490,231
Ω	China Tower Corp. Ltd., Class H	65,984,000	7,700,939
	China Vanke Co. Ltd., Class H	2,747,520	6,478,650
	China Yangtze Power Co. Ltd., Class A	748,847	2,574,051
	China Zhenhua Group Science & Technology Co. Ltd., Class A	36,400	579,121
	China Zheshang Bank Co. Ltd., Class H	82,000	34,732
*	Chongqing Brewery Co. Ltd., Class A	21,500	406,086
	Chongqing Changan Automobile Co. Ltd., Class A	338,300	530,833
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,022,777
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,189,581
	CIFI Holdings Group Co. Ltd.	3,884,150	1,868,344
	CITIC Ltd.	4,725,000	4,888,056
	CITIC Securities Co. Ltd., Class H	2,373,300	5,214,456
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	144,300	159,549
	CNOOC Energy Technology & Services Ltd., Class A	451,700	162,059
	Contemporary Amperex Technology Co. Ltd., Class A	61,920	3,785,419
# *	COSCO SHIPPING Holdings Co. Ltd., Class H	3,966,299	6,170,614
#	Country Garden Holdings Co. Ltd.	12,388,067	8,568,534
#	Country Garden Services Holdings Co. Ltd.	891,492	3,757,443
Ω	CSC Financial Co. Ltd., Class H	838,500	771,984
	CSPC Pharmaceutical Group Ltd.	11,723,200	11,985,161
	Daan Gene Co. Ltd., Class A	171,580	467,555
Ω	Dali Foods Group Co. Ltd.	4,344,000	2,210,675
	Daqin Railway Co. Ltd., Class A	883,060	890,529
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	105,675	421,457
	Datang International Power Generation Co. Ltd., Class H	2,826,000	454,573
	DHC Software Co. Ltd., Class A	290,300	253,873
	Do-Fluoride Chemicals Co. Ltd., Class A	45,609	215,628
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	194,893
	Dongfang Electric Corp. Ltd., Class H	305,200	328,257
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	1,040,260
	Dongxing Securities Co. Ltd., Class A	323,718	401,247
	East Money Information Co. Ltd., Class A	390,528	1,331,653
	Ecovacs Robotics Co. Ltd., Class A	14,400	233,861
	ENN Energy Holdings Ltd.	390,000	5,224,079
	ENN Natural Gas Co. Ltd., Class A	245,000	606,120
	Eve Energy Co. Ltd., Class A	38,105	373,011
# Ω	Everbright Securities Co. Ltd., Class H	465,200	287,359
	Fangda Carbon New Material Co. Ltd., Class A	374,324	398,207
	FAW Jiefang Group Co. Ltd.	112,300	137,532
	First Capital Securities Co. Ltd., Class A	320,000	266,956
	Flat Glass Group Co. Ltd., Class H	396,000	1,416,026
	Focus Media Information Technology Co. Ltd., Class A	727,597	638,960
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	176,023	2,164,709
	Fosun International Ltd.	3,259,222	3,434,866
	Founder Securities Co. Ltd., Class A	411,200	379,074
	Foxconn Industrial Internet Co. Ltd., Class A	132,900	191,028
	Fujian Funeng Co. Ltd., Class A	41,700	79,308
*	Fujian Sunner Development Co. Ltd., Class A	154,563	380,371

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	$3,083,881
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	25,740	164,835
# Ω	Ganfeng Lithium Co. Ltd., Class H	108,200	1,295,069
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,400	579,878
	GCL Energy Technology Co. Ltd.	118,400	230,660
# *	GCL Technology Holdings Ltd.	20,189,000	6,377,480
	GD Power Development Co. Ltd., Class A	229,600	104,442
# *	GDS Holdings Ltd., ADR	45,771	1,438,125
*	GDS Holdings Ltd., Class A	399,000	1,602,664
	Geely Automobile Holdings Ltd.	8,279,000	12,800,897
	GEM Co. Ltd., Class A	143,076	145,043
	Gemdale Corp., Class A	343,800	746,377
	GF Securities Co. Ltd., Class H	1,068,800	1,335,844
	Gigadevice Semiconductor Beijing, Inc., Class A	12,574	234,017
	Ginlong Technologies Co. Ltd., Class A	12,550	363,563
	GoerTek, Inc., Class A	198,500	1,044,427
	Gongniu Group Co. Ltd., Class A	4,200	90,685
*	Gotion High-tech Co. Ltd., Class A	68,900	277,243
	Great Wall Motor Co. Ltd., Class H	1,770,500	2,479,455
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	755,229
	Greenland Holdings Corp. Ltd., Class A	630,275	458,395
	GRG Banking Equipment Co. Ltd., Class A	284,000	365,419
	Guangdong Haid Group Co. Ltd., Class A	81,400	758,594
*	Guangdong HEC Technology Holding Co. Ltd., Class A	116,900	110,908
	Guangdong Investment Ltd.	2,600,000	3,328,889
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,700	160,733
*	Guanghui Energy Co. Ltd., Class A	764,600	1,025,951
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	29,634
	Guangzhou Automobile Group Co. Ltd., Class H	2,529,162	2,144,466
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	190,000	490,102
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	303,911
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	40,301	495,675
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	394,553
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	35,220	395,094
	Guangzhou Wondfo Biotech Co. Ltd., Class A	19,400	127,688
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	225,855	250,568
	Guosen Securities Co. Ltd., Class A	186,700	272,723
* Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	612,150
	Guoyuan Securities Co. Ltd., Class A	512,240	465,510
	Haier Smart Home Co. Ltd., Class A	258,200	1,004,576
	Haier Smart Home Co. Ltd., Class H	2,379,400	8,405,930
	Haitong Securities Co. Ltd., Class H	2,434,800	1,700,399
	Hangjin Technology Co. Ltd., Class A	18,700	79,976
	Hangzhou First Applied Material Co. Ltd., Class A	32,365	449,638
	Hangzhou Lion Electronics Co. Ltd., Class A	8,584	66,928
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	132,600	522,556
	Hangzhou Robam Appliances Co. Ltd., Class A	111,100	517,436
	Hangzhou Silan Microelectronics Co. Ltd., Class A	18,600	116,253
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	162,615
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	51,400	498,143
	Han’s Laser Technology Industry Group Co. Ltd., Class A	128,617	535,489
Ω	Hansoh Pharmaceutical Group Co. Ltd.	888,000	1,462,650
	Haohua Chemical Science & Technology Co. Ltd., Class A	30,000	147,546
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	221,623
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	371,999
	Henan Shuanghui Investment & Development Co. Ltd., Class A	281,129	1,263,206
	Hengan International Group Co. Ltd.	1,126,500	5,323,639
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	178,421	410,261
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,270,525

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hengtong Optic-electric Co. Ltd., Class A	12,100	$18,350
	Hengyi Petrochemical Co. Ltd., Class A	347,388	400,446
	Hesteel Co. Ltd., Class A	990,453	348,371
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	393,555
	Hongfa Technology Co. Ltd., Class A	43,493	317,295
	Hongta Securities Co. Ltd., Class A	96,320	130,717
	Hopson Development Holdings Ltd.	177,210	341,678
* Ω	Hua Hong Semiconductor Ltd.	316,000	1,227,113
	Huaan Securities Co. Ltd., Class A	249,210	163,654
	Huadong Medicine Co. Ltd., Class A	114,300	586,729
	Huafon Chemical Co. Ltd., Class A	485,983	569,802
	Huagong Tech Co. Ltd., Class A	50,100	126,798
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	528,416
	Hualan Biological Engineering, Inc., Class A	155,500	391,287
#	Huaneng Power International, Inc., Sponsored ADR	27,644	549,010
	Huaneng Power International, Inc., Class H	1,882,000	945,412
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,870,600
	Huaxi Securities Co. Ltd., Class A	159,100	167,352
	Huaxia Bank Co. Ltd., Class A	644,456	531,244
	Huaxin Cement Co. Ltd., Class A	206,300	681,572
	Huayu Automotive Systems Co. Ltd., Class A	235,900	695,812
	Huazhu Group Ltd., ADR	102,031	3,085,417
	Hubei Energy Group Co. Ltd., Class A	199,271	123,529
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	540,451
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	297,612
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	333,465
	Hunan Valin Steel Co. Ltd., Class A	1,237,900	1,085,282
	Hunan Zhongke Electric Co. Ltd., Class A	17,500	68,142
	Hundsun Technologies, Inc., Class A	48,792	280,510
	Iflytek Co. Ltd., Class A	70,100	389,228
	Imeik Technology Development Co. Ltd., Class A	3,800	295,597
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	18,550,872
	Industrial Bank Co. Ltd., Class A	643,039	1,983,205
	Industrial Securities Co. Ltd., Class A	501,960	491,391
	Ingenic Semiconductor Co. Ltd., Class A	10,800	120,223
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	391,930
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	175,400	384,026
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	103,600	444,971
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd.,
	Class A	810,103	534,014
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,848,302
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	312,300	398,483
* Ω	Innovent Biologics, Inc.	519,500	1,611,198
	Inspur Electronic Information Industry Co. Ltd., Class A	58,384	217,046
	Intco Medical Technology Co. Ltd., Class A	74,535	324,021
	JA Solar Technology Co. Ltd., Class A	50,788	619,917
	Jafron Biomedical Co. Ltd., Class A	92,965	580,396
	Jason Furniture Hangzhou Co. Ltd., Class A	51,600	452,516
	JCET Group Co. Ltd., Class A	185,200	599,863
*	JD.com, Inc., ADR	124,763	7,692,887
*	JD.com, Inc., Class A	426,721	13,304,536
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	255,228
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,007,737
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	4,646	119,591
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	485,239
	Jiangsu Hengrui Medicine Co. Ltd., Class A	215,455	959,859
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	85,912	580,600
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	183,582
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	67,290	1,610,815

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	$584,441
	Jiangsu Yoke Technology Co. Ltd., Class A	27,000	182,389
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	304,363
	Jiangsu Zhongtian Technology Co. Ltd., Class A	243,200	595,899
	Jiangxi Copper Co. Ltd., Class H	1,535,000	2,401,085
*	Jilin Electric Power Co. Ltd., Class A	127,000	120,016
	Jinke Properties Group Co. Ltd., Class A	296,700	201,429
	JiuGui Liquor Co. Ltd., Class A	11,500	259,659
	Jizhong Energy Resources Co. Ltd., Class A	153,000	174,302
	JL Mag Rare-Earth Co. Ltd., Class A	40,600	160,893
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	327,225
	Joinn Laboratories China Co. Ltd., Class A	16,240	243,130
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	442,128
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	173,121
	Juewei Food Co. Ltd., Class A	51,044	338,006
	Juneyao Airlines Co. Ltd., Class A	141,100	260,030
	Keboda Technology Co. Ltd., Class A	8,000	50,195
*	Kingdee International Software Group Co. Ltd.	1,407,000	2,871,114
	Kingfa Sci & Tech Co. Ltd., Class A	391,887	489,422
	Kingsoft Corp. Ltd.	895,000	2,685,902
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	205,049
	Kunlun Energy Co. Ltd.	5,908,000	4,902,971
	Kweichow Moutai Co. Ltd., Class A	55,993	15,503,206
	KWG Living Group Holdings Ltd.	421,250	158,485
	LB Group Co. Ltd., Class A	223,200	613,728
	Lenovo Group Ltd.	11,599,278	11,262,930
	Lens Technology Co. Ltd., Class A	316,800	483,488
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	465,563
*	Li Auto, Inc., ADR	128,166	2,874,763
	Li Ning Co. Ltd.	1,311,000	10,218,153
*	Lingyi iTech Guangdong Co., Class A	716,318	460,549
Ω	Longfor Group Holdings Ltd.	2,447,500	12,121,446
	LONGi Green Energy Technology Co. Ltd., Class A	239,920	2,433,501
	Longshine Technology Group Co. Ltd., Class A	6,608	20,905
	Luxi Chemical Group Co. Ltd., Class A	293,600	811,222
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,429,388
	Luzhou Laojiao Co. Ltd., Class A	73,529	2,333,455
	Mango Excellent Media Co. Ltd., Class A	176,292	946,979
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	254,457	191,734
* Ω	Meituan, Class B	1,133,000	24,276,106
	Metallurgical Corp. of China Ltd., Class H	4,159,000	1,064,789
	Microport Scientific Corp.	65,903	129,536
	Midea Group Co. Ltd., Class A	479,784	4,117,945
	Ming Yang Smart Energy Group Ltd., Class A	150,904	500,548
	Montage Technology Co. Ltd., Class A	22,233	194,367
	Muyuan Foods Co. Ltd., Class A	299,687	2,351,709
	Nanjing Hanrui Cobalt Co. Ltd., Class A	21,947	168,695
	Nanjing Iron & Steel Co. Ltd., Class A	188,200	101,793
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	88,854	346,352
	Nanjing Securities Co. Ltd., Class A	432,700	485,648
	NARI Technology Co. Ltd., Class A	207,960	999,845
*	National Silicon Industry Group Co. Ltd., Class A	41,191	128,687
	NAURA Technology Group Co. Ltd., Class A	10,700	381,580
*	NavInfo Co. Ltd., Class A	185,350	346,809
	NetEase, Inc., ADR	193,704	18,465,802
	NetEase, Inc.	27,400	524,854
	New China Life Insurance Co. Ltd., Class H	1,684,100	4,266,999
*	New Hope Liuhe Co. Ltd., Class A	270,500	572,493
	Nine Dragons Paper Holdings Ltd.	3,293,000	2,908,162

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ninestar Corp., Class A	71,051	$437,552
	Ningbo Joyson Electronic Corp., Class A	126,400	207,297
	Ningbo Orient Wires & Cables Co. Ltd., Class A	48,842	346,786
	Ningbo Tuopu Group Co. Ltd., Class A	75,148	587,389
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	265,438
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	680,170
*	NIO, Inc., ADR	368,459	6,153,265
*	North Industries Group Red Arrow Co. Ltd., Class A	55,100	173,547
*	Offcn Education Technology Co. Ltd., Class A	80,212	55,225
*	OFILM Group Co. Ltd., Class A	214,300	178,703
	Oppein Home Group, Inc., Class A	38,695	681,712
Ω	Orient Securities Co. Ltd., Class H	1,012,800	610,628
	Ovctek China, Inc., Class A	44,452	248,079
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	747,000	348,845
	People’s Insurance Co. Group of China Ltd. , Class H	7,590,000	2,417,820
	Perfect World Co. Ltd., Class A	175,785	391,313
	PetroChina Co. Ltd., ADR	79,439	3,766,997
	PetroChina Co. Ltd., Class H	10,762,000	5,108,656
Ω	Pharmaron Beijing Co. Ltd., Class H	96,800	1,216,045
	PICC Property & Casualty Co. Ltd., Class H	7,543,198	7,715,325
*	Pinduoduo, Inc., ADR	122,979	5,299,165
	Ping An Bank Co. Ltd., Class A	608,900	1,407,582
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	30,718,665
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	231,800	506,417
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,235,502
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	3,382,999
	Power Construction Corp. of China Ltd., Class A	583,011	679,842
	Proya Cosmetics Co. Ltd., Class A	15,700	479,209
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	33,485
# Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,729
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	162,560
	Raytron Technology Co. Ltd., Class A	26,285	142,150
* Ω	Red Star Macalline Group Corp. Ltd., Class H	65,289	27,593
	Riyue Heavy Industry Co. Ltd., Class A	76,100	186,542
	Rockchip Electronics Co. Ltd., Class A	18,100	185,768
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,094,080
	SAIC Motor Corp. Ltd., Class A	236,045	567,108
	Sailun Group Co. Ltd., Class A	350,400	508,820
	Sanan Optoelectronics Co. Ltd., Class A	114,600	313,707
	Sangfor Technologies, Inc., Class A	11,300	151,709
	Sany Heavy Industry Co. Ltd., Class A	508,834	1,266,103
	Satellite Chemical Co. Ltd., Class A	155,120	844,115
	SDIC Power Holdings Co. Ltd., Class A	251,000	367,434
	Seazen Group Ltd.	1,777,904	750,962
	Seazen Holdings Co. Ltd., Class A	235,400	987,502
	SF Holding Co. Ltd., Class A	151,261	1,169,934
	SG Micro Corp., Class A	6,300	264,092
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,809,556
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	408,326
Ω	Shandong Gold Mining Co. Ltd., Class H	464,750	858,428
	Shandong Hi-speed Co. Ltd., Class A	111,700	93,750
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	209,950	953,952
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	348,731
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	443,691
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	13,200	190,327
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	665,064
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,303,200	3,519,058
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	49,740	233,399
	Shanghai Baosight Software Co. Ltd., Class A	81,393	583,176

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	673,776	$329,723
	Shanghai Electric Group Co. Ltd., Class H	3,012,000	733,385
	Shanghai Electric Power Co. Ltd., Class A	119,200	159,848
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	342,000	1,463,124
*	Shanghai International Airport Co. Ltd., Class A	28,100	209,205
	Shanghai International Port Group Co. Ltd., Class A	334,000	299,057
	Shanghai Jahwa United Co. Ltd., Class A	53,100	249,868
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	357,104
	Shanghai Lingang Holdings Corp. Ltd., Class A	187,320	361,359
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	206,820	331,130
	Shanghai M&G Stationery, Inc., Class A	51,069	369,938
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,123,700	1,816,993
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,072,495
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,261	412,706
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	327,192
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	130,144
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	342,975
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	318,779
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	1,180,590
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	324,730	757,870
*	Shanxi Meijin Energy Co. Ltd., Class A	523,517	819,988
	Shanxi Securities Co. Ltd., Class A	142,560	107,651
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	481,903
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	2,285,697
	Shenergy Co. Ltd., Class A	43,000	36,077
	Shenghe Resources Holding Co. Ltd., Class A	140,400	331,588
	Shengyi Technology Co. Ltd., Class A	157,700	396,482
	Shennan Circuits Co. Ltd., Class A	25,382	363,749
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,196,000	458,824
	Shenzhen Capchem Technology Co. Ltd., Class A	23,800	238,465
*	Shenzhen Dynanonic Co. Ltd., Class A	2,800	186,282
	Shenzhen Energy Group Co. Ltd., Class A	227,319	199,887
	Shenzhen Gas Corp. Ltd., Class A	150,500	145,507
	Shenzhen Goodix Technology Co. Ltd., Class A	40,300	342,224
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	797,366
	Shenzhen Jinjia Group Co. Ltd., Class A	59,200	78,168
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	29,150	285,053
	Shenzhen Kedali Industry Co. Ltd., Class A	15,600	285,403
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	194,655
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,348,637
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	572,220
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	246,581
	Shenzhen SC New Energy Technology Corp., Class A	25,266	225,433
	Shenzhen Senior Technology Material Co. Ltd., Class A	43,901	139,310
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	350,565
	Shenzhen Transsion Holdings Co. Ltd., Class A	24,557	312,854
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	347,769
	Shenzhou International Group Holdings Ltd.	402,000	5,454,724
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	111,863	423,237
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	249,298
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	841,100	400,460
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	331,911
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	904,034
	Sichuan Swellfun Co. Ltd., Class A	23,700	251,973
	Sichuan Yahua Industrial Group Co. Ltd., Class A	73,800	293,268
	Sieyuan Electric Co. Ltd., Class A	58,600	265,280
	Sino Biopharmaceutical Ltd.	12,922,500	6,778,259
	Sinolink Securities Co. Ltd., Class A	232,100	288,171
	Sinoma Science & Technology Co. Ltd., Class A	190,294	579,792

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	857,000	$160,341
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,583,577
	Skshu Paint Co. Ltd., Class A	15,348	171,936
	Songcheng Performance Development Co. Ltd., Class A	170,500	321,505
	SooChow Securities Co. Ltd., Class A	592,150	604,978
	Southwest Securities Co. Ltd., Class A	779,936	438,087
*	Spring Airlines Co. Ltd., Class A	48,500	335,301
	Sungrow Power Supply Co. Ltd., Class A	53,300	504,190
*	Suning.com Co. Ltd., Class A	706,124	344,928
	Sunny Optical Technology Group Co. Ltd.	447,400	6,520,357
	Sunwoda Electronic Co. Ltd., Class A	67,900	224,601
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	275,900	699,075
	Suzhou Maxwell Technologies Co. Ltd., Class A	6,976	351,122
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	292,214
	TBEA Co. Ltd., Class A	276,500	803,274
	TCL Technology Group Corp., Class A	1,321,080	830,412
	Tencent Holdings Ltd.	3,556,400	167,594,942
*	Tencent Music Entertainment Group, ADR	730,433	3,104,340
	Thunder Software Technology Co. Ltd., Class A	13,300	186,576
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	236,860
	Tianjin Guangyu Development Co. Ltd., Class A	88,700	148,560
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	91,300	533,981
	Tianma Microelectronics Co. Ltd., Class A	161,455	222,611
	Tianshan Aluminum Group Co. Ltd., Class A	142,200	146,486
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	391,619
	Tibet Summit Resources Co. Ltd., Class A	56,900	166,217
	Tingyi Cayman Islands Holding Corp.	2,898,000	5,289,315
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	186,671
	Tofflon Science & Technology Group Co. Ltd., Class A	27,400	144,329
	TongFu Microelectronics Co. Ltd., Class A	167,000	331,576
	Tongkun Group Co. Ltd., Class A	157,809	361,290
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	570,516
	Tongwei Co. Ltd., Class A	209,300	1,289,738
*	Topchoice Medical Corp., Class A	13,300	257,122
Ω	Topsports International Holdings Ltd.	979,000	748,789
	Transfar Zhilian Co. Ltd., Class A	287,626	273,454
	TravelSky Technology Ltd., Class H	183,000	276,362
	Trina Solar Co. Ltd., Class A	26,178	198,550
*	Trip.com Group Ltd., ADR	442,202	10,458,077
# *	Trip.com Group Ltd.	99,700	2,354,279
	Tsingtao Brewery Co. Ltd., Class H	568,000	4,598,618
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,000	745,983
	Unisplendour Corp. Ltd., Class A	164,160	421,011
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	211,900	385,779
*	Vipshop Holdings Ltd., ADR	720,998	5,522,845
	Walvax Biotechnology Co. Ltd., Class A	55,500	445,826
*	Wanda Film Holding Co. Ltd., Class A	68,700	118,273
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,384,436
	Want Want China Holdings Ltd.	8,035,000	7,252,922
# *	Weibo Corp., Sponsored ADR	113,478	2,625,881
	Weichai Power Co. Ltd., Class H	2,877,800	4,020,018
	Weihai Guangwei Composites Co. Ltd., Class A	41,729	313,695
*	Wens Foodstuffs Group Co. Ltd., Class A	229,780	648,759
	Western Securities Co. Ltd., Class A	340,300	319,557
	Western Superconducting Technologies Co. Ltd., Class A	28,884	355,182
	Westone Information Industry, Inc., Class A	39,800	189,924
	Wharf Holdings Ltd.	847,000	2,481,625
	Will Semiconductor Co. Ltd., Class A	40,312	909,063
	Wingtech Technology Co. Ltd., Class A	32,700	321,770

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Winning Health Technology Group Co. Ltd., Class A	183,700	$219,926
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	458,607
	Wuhan Guide Infrared Co. Ltd., Class A	107,744	250,123
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,252,528
	WUS Printed Circuit Kunshan Co. Ltd., Class A	53,900	105,299
Ω	WuXi AppTec Co. Ltd., Class H	115,660	1,573,183
* Ω	Wuxi Biologics Cayman, Inc.	981,500	7,244,265
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	116,797
	Wuxi Shangji Automation Co. Ltd., Class A	27,700	508,120
	XCMG Construction Machinery Co. Ltd., Class A	472,203	353,602
	Xiamen C & D, Inc., Class A	153,900	336,317
	Xiamen Faratronic Co. Ltd., Class A	12,100	266,177
	Xiamen Intretech, Inc., Class A	78,460	243,051
	Xiamen Tungsten Co. Ltd., Class A	178,680	423,319
	Xi’an Triangle Defense Co. Ltd., Class A	21,300	124,607
	Xianhe Co. Ltd., Class A	15,100	45,111
* Ω	Xiaomi Corp., Class B	14,646,400	22,296,774
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	935,559	1,329,752
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	250,312
	Xinyi Solar Holdings Ltd.	4,907,103	7,294,039
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	30,600	315,599
#	Yankuang Energy Group Co. Ltd., Class H	2,234,000	6,302,487
	Yantai Eddie Precision Machinery Co. Ltd., Class A	68,061	196,924
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	263,663
	Yealink Network Technology Corp. Ltd., Class A	41,840	490,863
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	326,882
	Yintai Gold Co. Ltd., Class A	343,617	484,506
	Yonghui Superstores Co. Ltd., Class A	592,400	396,305
	YongXing Special Materials Technology Co. Ltd., Class A	15,300	237,268
	Yonyou Network Technology Co. Ltd., Class A	83,500	240,110
	Youngor Group Co. Ltd., Class A	543,304	560,949
	YTO Express Group Co. Ltd., Class A	267,800	724,855
	Yum China Holdings, Inc.	486,087	20,318,437
	Yunda Holding Co. Ltd., Class A	217,790	505,277
*	Yunnan Aluminium Co. Ltd., Class A	373,200	583,581
	Yunnan Baiyao Group Co. Ltd., Class A	39,100	450,550
	Yunnan Energy New Material Co. Ltd., Class A	23,485	715,294
*	Yunnan Tin Co. Ltd., Class A	179,800	484,276
#	Zai Lab Ltd.	181,500	739,596
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,154,342
	Zhefu Holding Group Co. Ltd., Class A	607,423	410,266
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	329,048
	Zhejiang China Commodities City Group Co. Ltd., Class A	644,379	495,672
	Zhejiang Chint Electrics Co. Ltd., Class A	141,884	694,909
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	747,248
	Zhejiang Dingli Machinery Co. Ltd., Class A	52,170	292,538
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	117,479
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	172,140	394,876
	Zhejiang Huayou Cobalt Co. Ltd., Class A	32,986	407,405
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	408,699
	Zhejiang Juhua Co. Ltd., Class A	252,100	430,814
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	482,112
	Zhejiang NHU Co. Ltd., Class A	279,540	1,130,692
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	88,490	222,713
	Zhejiang Supor Co. Ltd., Class A	69,903	581,580
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	117,893	436,437
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	204,734	587,061
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	218,590
*	Zhejiang Yongtai Technology Co. Ltd., Class A	33,000	124,457

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zheshang Securities Co. Ltd., Class A	270,063	$373,815
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	374,400	1,287,315
	Zhongji Innolight Co. Ltd., Class A	55,527	256,756
	Zhongjin Gold Corp. Ltd., Class A	428,700	469,271
	Zhongsheng Group Holdings Ltd.	522,000	3,449,280
	Zhuzhou CRRC Times Electric Co.	640,300	2,517,193
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	33,500	255,886
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	586,250
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	372,641
	Zijin Mining Group Co. Ltd., Class H	3,457,000	5,033,765
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,907,800	1,115,501
	ZTE Corp., Class H	1,033,085	2,169,071
	ZTO Express Cayman, Inc., ADR	420,808	11,576,428

TOTAL CHINA			1,348,102,448

COLOMBIA — (0.2%)
*	BAC Holding International Corp.	7,858,220	570,604
	Banco de Bogota SA	48,359	616,645
	Bancolombia SA, Sponsored ADR	47,013	1,822,694
	Bancolombia SA	119,772	1,174,722
*	Corp. Financiera Colombiana SA	7,235	53,010
#	Ecopetrol SA, Sponsored ADR	1,787	29,003
	Ecopetrol SA	2,348,250	1,902,094
	Grupo Argos SA	383,393	1,394,861
	Grupo Aval Acciones y Valores SA, ADR	10,320	43,138
	Grupo Energia Bogota SA ESP	542,617	345,476
	Interconexion Electrica SA ESP	288,906	1,588,326

TOTAL COLOMBIA			9,540,573

CZECH REPUBLIC — (0.2%)
	CEZ AS	119,036	5,102,546
	Komercni Banka AS	66,488	2,183,460
Ω	Moneta Money Bank AS	421,608	1,578,566

TOTAL CZECH REPUBLIC			8,864,572

EGYPT — (0.1%)
	Commercial International Bank Egypt SAE,GDR	1,040,364	2,338,710

GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,421,652	1,600,272
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,419,745
* †† ^	FF Group	12,618	11,980
	Hellenic Petroleum Holdings SA	55,373	418,436
	Hellenic Telecommunications Organization SA	158,506	3,049,347
	JUMBO SA	88,009	1,426,438
*	LAMDA Development SA	7,667	52,181
	Motor Oil Hellas Corinth Refineries SA	69,339	1,096,954
	Mytilineos SA	75,194	1,392,432
*	National Bank of Greece SA	369,893	1,467,172
	OPAP SA	106,757	1,582,393
*	Piraeus Financial Holdings SA	199,036	287,341
*	Public Power Corp. SA	51,502	412,341
	Terna Energy SA	49,394	923,166

TOTAL GREECE			15,140,198

HONG KONG — (0.0%)
* Ω	ESR Cayman Ltd.	4,800	14,571

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	921,514	$7,813,623
# *	OTP Bank Nyrt	125,820	3,753,137
	Richter Gedeon Nyrt	79,025	1,576,713

TOTAL HUNGARY			13,143,473

INDIA — (15.3%)
	Aarti Industries Ltd.	231,928	2,667,622
	ABB India Ltd.	32,057	878,430
	ACC Ltd.	114,713	3,478,941
	Adani Enterprises Ltd.	145,024	4,399,791
*	Adani Green Energy Ltd.	150,430	5,619,956
	Adani Ports & Special Economic Zone Ltd.	474,086	5,269,228
*	Adani Power Ltd.	748,312	2,733,616
	Adani Total Gas Ltd.	65,014	2,087,250
*	Adani Transmission Ltd.	294,174	10,597,824
*	Aditya Birla Capital Ltd.	391,081	610,496
	Alkem Laboratories Ltd.	29,746	1,265,060
	Ambuja Cements Ltd.	705,691	3,412,693
	Apollo Hospitals Enterprise Ltd.	70,201	4,052,012
	Ashok Leyland Ltd.	1,315,356	2,160,862
	Asian Paints Ltd.	220,693	9,308,726
	Astral Ltd.	74,861	2,094,410
	Atul Ltd.	2,391	276,690
* Ω	AU Small Finance Bank Ltd.	87,115	1,567,723
	Aurobindo Pharma Ltd.	664,252	5,423,984
* Ω	Avenue Supermarts Ltd.	53,575	2,735,691
*	Axis Bank Ltd.	1,712,310	16,172,175
	Bajaj Auto Ltd.	60,754	2,952,997
	Bajaj Finance Ltd.	105,376	9,074,423
	Bajaj Finserv Ltd.	15,901	3,062,278
	Bajaj Holdings & Investment Ltd.	57,055	3,858,461
	Balkrishna Industries Ltd.	125,417	3,478,450
Ω	Bandhan Bank Ltd.	603,569	2,610,244
*	Bank of Baroda	1,122,908	1,637,248
	Berger Paints India Ltd.	161,854	1,518,318
	Bharat Electronics Ltd.	2,181,001	6,726,203
	Bharat Forge Ltd.	269,138	2,453,470
	Bharat Petroleum Corp. Ltd.	408,182	1,921,687
*	Bharti Airtel Ltd.	1,493,167	14,340,095
*	Biocon Ltd.	389,967	1,880,397
	Bosch Ltd.	5,993	1,131,051
	Britannia Industries Ltd.	50,555	2,163,333
*	Canara Bank	364,746	1,082,617
	Cholamandalam Investment & Finance Co. Ltd.	625,261	6,038,432
	Cipla Ltd.	657,406	8,380,270
	Coal India Ltd.	765,174	1,814,445
	Coforge Ltd.	20,972	1,141,725
	Colgate-Palmolive India Ltd.	122,914	2,659,693
	Container Corp. of India Ltd.	271,569	2,289,741
	Crompton Greaves Consumer Electricals Ltd.	170,496	852,067
	Cummins India Ltd.	20,735	277,924
	Dabur India Ltd.	338,762	2,454,853
	Dalmia Bharat Ltd.	44,184	872,967
	Deepak Nitrite Ltd.	65,834	1,978,447
	Divi’s Laboratories Ltd.	61,792	3,603,246
	Dixon Technologies India Ltd.	2,979	168,595
	DLF Ltd.	530,091	2,541,313
Ω	Dr Lal PathLabs Ltd.	13,101	443,253
	Dr Reddy’s Laboratories Ltd., ADR	94,524	5,074,048

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories Ltd.	28,106	$1,515,958
	Edelweiss Financial Services Ltd.	37,563	29,244
	Eicher Motors Ltd.	93,424	3,188,968
	GAIL India Ltd.	1,398,546	2,892,157
	GAIL India Ltd., GDR	102,368	1,259,068
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	665,669
*	Godrej Consumer Products Ltd.	300,634	3,051,430
*	Godrej Properties Ltd.	75,574	1,533,731
	Grasim Industries Ltd.	280,292	6,134,469
	Gujarat Fluorochemicals Ltd.	6,283	228,844
	Gujarat Gas Ltd.	139,066	872,384
	Havells India Ltd.	137,674	2,340,169
	HCL Technologies Ltd.	708,997	9,990,863
Ω	HDFC Asset Management Co. Ltd.	43,474	1,148,452
	HDFC Bank Ltd.	1,512,827	27,070,773
Ω	HDFC Life Insurance Co. Ltd.	220,030	1,666,065
	Hero MotoCorp Ltd.	157,609	5,104,217
	Hindalco Industries Ltd.	2,222,008	13,855,144
	Hindustan Aeronautics Ltd.	60,847	1,260,192
	Hindustan Petroleum Corp. Ltd.	614,890	2,167,095
	Hindustan Unilever Ltd.	489,606	14,289,465
	Hitachi Energy India Ltd.	8,507	349,366
	Honeywell Automation India Ltd.	1,607	836,487
	Housing Development Finance Corp. Ltd.	698,934	20,141,183
#	ICICI Bank Ltd., Sponsored ADR	649,989	12,375,781
	ICICI Bank Ltd.	1,390,129	13,358,901
Ω	ICICI Lombard General Insurance Co. Ltd.	126,195	2,105,065
Ω	ICICI Prudential Life Insurance Co. Ltd.	196,682	1,341,215
*	IDFC First Bank Ltd.	2,392,328	1,220,591
	IIFL Wealth Management Ltd.	2,009	44,358
	Indian Hotels Co. Ltd.	127,866	422,817
	Indian Oil Corp. Ltd.	931,956	1,524,590
*	Indian Overseas Bank	1,569,149	368,890
	Indian Railway Catering & Tourism Corp. Ltd.	286,116	2,757,770
	Indraprastha Gas Ltd.	248,390	1,140,967
*	Indus Towers Ltd.	1,056,099	2,881,435
	IndusInd Bank Ltd.	317,938	4,017,277
	Info Edge India Ltd.	41,683	2,517,609
	Infosys Ltd., Sponsored ADR	500,328	9,941,517
	Infosys Ltd.	1,779,532	36,076,450
* Ω	InterGlobe Aviation Ltd.	38,619	933,008
	Ipca Laboratories Ltd.	57,338	755,857
	ITC Ltd.	1,903,270	6,413,573
	Jindal Steel & Power Ltd.	718,998	5,020,562
	JSW Energy Ltd.	276,086	1,152,075
	JSW Steel Ltd.	1,441,825	13,553,598
	Jubilant Foodworks Ltd.	480,298	3,384,299
	Kansai Nerolac Paints Ltd.	142,647	872,298
	Kotak Mahindra Bank Ltd.	451,517	10,464,881
Ω	L&T Technology Services Ltd.	29,195	1,539,856
Ω	Larsen & Toubro Infotech Ltd.	33,134	2,069,401
	Larsen & Toubro Ltd.	399,646	8,807,347
Ω	Laurus Labs Ltd.	355,427	2,691,690
	Lupin Ltd.	303,782	2,946,323
	Mahindra & Mahindra Ltd.	905,189	10,866,746
	Marico Ltd.	579,820	3,935,981
	Maruti Suzuki India Ltd.	55,733	5,555,377
*	Max Financial Services Ltd.	154,648	1,519,702
*	Max Healthcare Institute Ltd.	201,238	1,075,746

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Minda Industries Ltd.	34,503	$410,377
	Mindtree Ltd.	77,849	3,566,184
	Motherson Sumi Systems Ltd.	1,325,504	2,365,042
*	Motherson Sumi Wiring India Ltd.	1,325,505	1,196,452
	Mphasis Ltd.	132,029	4,834,236
	MRF Ltd.	2,316	2,189,740
	Muthoot Finance Ltd.	242,710	3,978,075
	Nestle India Ltd.	20,232	4,816,152
	NHPC Ltd.	454,711	196,323
	NMDC Ltd.	1,251,805	2,594,514
	NTPC Ltd.	1,541,570	3,135,946
*	Oberoi Realty Ltd.	32,867	408,067
	Oil & Natural Gas Corp. Ltd.	877,425	1,817,246
	Oil India Ltd.	1	3
	Oracle Financial Services Software Ltd.	30,804	1,435,157
	Page Industries Ltd.	7,882	4,683,320
	Persistent Systems Ltd.	21,688	1,216,491
	Petronet LNG Ltd.	1,564,099	4,140,805
	PI Industries Ltd.	68,216	2,516,706
	Pidilite Industries Ltd.	87,949	2,781,547
	Piramal Enterprises Ltd.	117,594	3,305,638
	Power Finance Corp. Ltd.	1,995,257	3,052,523
	Power Grid Corp. of India Ltd.	1,622,745	4,849,944
	Procter & Gamble Hygiene & Health Care Ltd.	10,908	2,001,110
*	Punjab National Bank	1,966,565	892,919
	REC Ltd.	1,264,082	2,087,553
	Relaxo Footwears Ltd.	17,122	241,140
	Reliance Industries Ltd.	1,478,942	53,767,136
	SBI Cards & Payment Services Ltd.	79,899	858,828
Ω	SBI Life Insurance Co. Ltd.	169,596	2,433,758
	Schaeffler India Ltd.	1,654	49,393
	Shree Cement Ltd.	10,021	3,359,875
	Shriram Transport Finance Co. Ltd.	272,491	4,226,732
	Siemens Ltd.	33,599	993,865
	SRF Ltd.	163,696	5,339,274
	State Bank of India	933,814	5,992,707
	State Bank of India, GDR	3,115	200,918
	Steel Authority of India Ltd.	2,121,964	2,644,645
	Sun Pharmaceutical Industries Ltd.	730,482	8,842,894
	Sundaram Finance Holdings Ltd.	40,687	40,607
	Sundaram Finance Ltd.	3,637	95,197
	Supreme Industries Ltd.	12,166	308,801
	Tata Communications Ltd.	108,655	1,545,902
	Tata Consultancy Services Ltd.	572,990	26,417,833
	Tata Consumer Products Ltd.	546,708	5,862,237
	Tata Elxsi Ltd.	27,947	2,796,924
# *	Tata Motors Ltd., Sponsored ADR	47,265	1,333,346
*	Tata Motors Ltd.	2,234,196	12,624,409
	Tata Power Co. Ltd.	1,174,757	3,680,760
	Tata Steel Ltd.	1,167,525	19,153,937
*	Tata Teleservices Maharashtra Ltd.	108,469	202,022
	Tech Mahindra Ltd.	590,572	9,611,970
	Titan Co. Ltd.	173,905	5,567,452
	Torrent Pharmaceuticals Ltd.	76,085	2,795,668
	Trent Ltd.	69,146	1,097,913
	Trident Ltd.	28,354	19,218
	Tube Investments of India Ltd.	18,925	459,807
	TVS Motor Co. Ltd.	144,506	1,232,062
	UltraTech Cement Ltd.	49,392	4,244,018

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	45,973	$953,923
*	United Spirits Ltd.	259,011	2,904,387
	UPL Ltd.	1,094,744	11,761,039
	Varun Beverages Ltd.	166,467	2,352,032
	Vedanta Ltd.	1,576,254	8,312,896
*	Vodafone Idea Ltd.	7,119,524	877,946
	Voltas Ltd.	177,112	2,898,807
	Wipro Ltd.	857,062	5,622,378
	Zee Entertainment Enterprises Ltd.	7,924	25,421
	Zydus Lifesciences Ltd.	417,831	1,912,741

TOTAL INDIA			774,675,305

INDONESIA — (2.1%)
	Adaro Energy Tbk PT	26,638,800	6,086,298
	Aneka Tambang Tbk	7,413,500	1,324,874
	Astra International Tbk PT	11,767,410	6,144,253
	Bank Central Asia Tbk PT	32,282,500	18,106,338
*	Bank Jago Tbk PT	1,322,500	1,062,278
	Bank Mandiri Persero Tbk PT	9,252,634	5,681,438
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,728,454
	Bank Rakyat Indonesia Persero Tbk PT	32,854,576	10,946,718
*	Bank Syariah Indonesia Tbk PT	2,869,000	311,887
	Barito Pacific Tbk PT	19,842,800	1,159,452
	Bukit Asam Tbk PT	4,736,900	1,239,826
	Charoen Pokphand Indonesia Tbk PT	6,994,500	2,479,666
*	Elang Mahkota Teknologi Tbk PT	11,447,600	2,357,127
	Gudang Garam Tbk PT	780,300	1,651,085
	Indah Kiat Pulp & Paper Tbk PT	4,368,100	2,276,576
	Indocement Tunggal Prakarsa Tbk PT	1,710,200	1,232,499
	Indofood CBP Sukses Makmur Tbk PT	2,198,600	1,156,622
	Indofood Sukses Makmur Tbk PT	8,890,300	3,868,608
	Indosat Tbk PT	968,600	467,976
*	Jasa Marga Persero Tbk PT	653,413	181,270
	Kalbe Farma Tbk PT	31,541,900	3,569,210
	Mayora Indah Tbk PT	7,610,825	917,227
*	Merdeka Copper Gold Tbk PT	4,502,095	1,640,688
	Mitra Keluarga Karyasehat Tbk PT	3,896,600	681,205
	MNC Studios International Tbk PT	138,300	54,085
*	Perusahaan Gas Negara Tbk PT	9,214,200	917,287
	Sarana Menara Nusantara Tbk PT	35,447,000	2,468,010
	Semen Indonesia Persero Tbk PT	4,724,500	2,084,781
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	323,092
*	Smartfren Telecom Tbk PT	100,723,200	576,079
	Sumber Alfaria Trijaya Tbk PT	11,117,200	1,311,482
	Telkom Indonesia Persero Tbk PT	22,978,700	7,315,513
	Tower Bersama Infrastructure Tbk PT	10,079,400	2,092,752
*	Transcoal Pacific Tbk PT	993,300	680,686
	Unilever Indonesia Tbk PT	4,594,500	1,229,781
	United Tractors Tbk PT	3,132,496	6,536,575
	Vale Indonesia Tbk PT	3,373,000	1,691,785
	XL Axiata Tbk PT	6,670,600	1,468,316

TOTAL INDONESIA			107,021,799

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd	382,100	330,681
*	AMMB Holdings Bhd	2,136,259	1,804,047
	Astro Malaysia Holdings Bhd	566,000	129,911
	Axiata Group Bhd	1,981,532	1,592,637

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd	110,600	$738,339
	BIMB Holdings Bhd	1,065,155	708,478
#	Bursa Malaysia Bhd	325,200	521,336
#	Carlsberg Brewery Malaysia Bhd, Class B	139,000	705,356
	CIMB Group Holdings Bhd	2,885,948	3,439,946
#	D&O Green Technologies Bhd	461,100	406,446
#	Dialog Group Bhd	1,590,518	909,533
#	DiGi.Com Bhd	2,053,220	1,795,295
#	Fraser & Neave Holdings Bhd	157,800	831,656
	Frontken Corp. Bhd	493,100	307,338
	Gamuda Bhd	2,133,770	1,815,141
	Genting Bhd	1,808,100	1,913,612
	Genting Malaysia Bhd	2,150,900	1,495,134
	Genting Plantations Bhd	266,300	555,545
# *	Greatech Technology Bhd	373,400	336,305
#	HAP Seng Consolidated Bhd	843,800	1,447,724
	Hartalega Holdings Bhd	1,344,100	1,357,647
#	Heineken Malaysia Bhd	135,700	737,051
	Hong Leong Bank Bhd	259,166	1,243,810
	Hong Leong Financial Group Bhd	411,483	1,828,114
# *	Hong Seng Consolidated Bhd	401,700	235,073
	IHH Healthcare Bhd	527,100	795,040
	IJM Corp. Bhd	1,699,200	715,321
	Inari Amertron Bhd	1,555,700	997,032
	IOI Corp. Bhd	1,311,605	1,405,591
	IOI Properties Group Bhd	1,450,429	339,450
#	Kossan Rubber Industries	1,749,400	738,879
	Kuala Lumpur Kepong Bhd	301,046	2,040,921
# Ω	Lotte Chemical Titan Holding Bhd	640,600	321,475
	Malayan Banking Bhd	2,444,302	5,083,705
*	Malaysia Airports Holdings Bhd	1,148,041	1,804,620
	Malaysian Pacific Industries Bhd	52,800	376,099
	Maxis Bhd	1,442,700	1,254,141
	MISC Bhd	629,598	1,126,394
#	My EG Services Bhd	5,206,634	1,114,940
	Nestle Malaysia Bhd	43,200	1,320,413
	Petronas Chemicals Group Bhd	1,202,900	2,817,492
	Petronas Dagangan Bhd	165,700	824,805
	Petronas Gas Bhd	397,700	1,549,200
	PPB Group Bhd	458,980	1,811,677
	Press Metal Aluminium Holdings Bhd	1,853,900	2,541,545
	Public Bank Bhd	8,500,670	9,136,915
	QL Resources Bhd	902,185	1,060,409
	RHB Bank Bhd	2,131,992	3,054,466
	Scientex Bhd	238,300	208,281
	Sime Darby Bhd	4,489,961	2,399,943
	Sime Darby Plantation Bhd	1,162,321	1,394,515
	SP Setia Bhd Group	188,300	50,413
#	Sunway Bhd	2,075,382	867,066
	Telekom Malaysia Bhd	508,864	580,971
#	Tenaga Nasional Bhd	985,950	2,046,183
	TIME dotCom Bhd	784,200	800,002
#	Top Glove Corp. Bhd	3,944,900	1,523,877
#	Unisem M Bhd	333,200	218,672
	United Plantations Bhd	96,800	348,779
	UWC BHD	212,000	153,397
	ViTrox Corp. Bhd	179,800	309,576
	VS Industry Bhd	468,500	106,401
	Westports Holdings Bhd	669,000	604,608

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Yinson Holdings Bhd	1,016,600	$570,004
	YTL Corp. Bhd	6,778,412	984,923

TOTAL MALAYSIA			82,584,296

MEXICO — (2.2%)
	Alfa SAB de CV, Class A	8,597,258	5,788,662
	America Movil SAB de CV	20,743,100	20,228,245
	America Movil SAB de CV, Sponsored ADR, Class L	44,899	872,388
	Arca Continental SAB de CV	368,914	2,344,208
	Becle SAB de CV	199,974	498,404
*	Cemex SAB de CV	11,428,443	5,045,955
*	Cemex SAB de CV, Sponsored ADR	27,210	119,724
	Coca-Cola Femsa SAB de CV, Sponsored ADR	10,141	553,699
	Coca-Cola Femsa SAB de CV	415,925	2,269,942
	El Puerto de Liverpool SAB de CV, Class C1	127,398	645,402
	Fomento Economico Mexicano SAB de CV	787,704	5,891,616
#	Gruma SAB de CV, Class B	268,787	3,201,235
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,584	704,973
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	2,427,519
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,074	2,198,348
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	65,202
	Grupo Bimbo SAB de CV, Class A	1,392,062	4,286,049
#	Grupo Carso SAB de CV	605,343	1,972,968
#	Grupo Elektra SAB de CV	61,071	3,615,239
	Grupo Financiero Banorte SAB de CV, Class O	1,089,556	7,181,304
# *	Grupo Financiero Inbursa SAB de CV, Class O	2,229,214	3,787,364
	Grupo Mexico SAB de CV, Class B	2,339,361	10,958,249
#	Grupo Televisa SAB, Sponsored ADR	158,178	1,459,983
	Grupo Televisa SAB	3,411,239	6,333,857
	Industrias Penoles SAB de CV	201,567	2,217,815
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,154,507
	Orbia Advance Corp. SAB de CV	2,274,000	5,467,005
	Organizacion Soriana SAB de CV, Class B	556,797	648,025
	Wal-Mart de Mexico SAB de CV	2,505,757	8,881,553

TOTAL MEXICO			111,819,440

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	42,218	80,636
#	Cementos Pacasmayo SAA, ADR	16,821	98,489
#	Cia de Minas Buenaventura SAA, ADR	86,204	813,766
	Credicorp Ltd.	39,944	5,547,822

TOTAL PERU			6,540,713

PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,265,320	1,228,112
	Aboitiz Power Corp.	1,440,600	883,631
	AC Energy Corp.	2,322,300	319,511
	Alliance Global Group, Inc.	164,500	37,102
	Ayala Corp.	114,302	1,608,313
	Ayala Land, Inc.	3,503,318	2,138,316
	Bank of the Philippine Islands	1,852,052	3,359,470
	BDO Unibank, Inc.	1,553,962	3,839,946
	Emperador, Inc.	1,893,100	704,983
* †† ^	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	16,290	708,210
	GT Capital Holdings, Inc.	55,326	531,046
	International Container Terminal Services, Inc.	623,010	2,558,073
	JG Summit Holdings, Inc.	2,907,399	3,092,879

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Jollibee Foods Corp.	340,410	$1,398,392
	Manila Electric Co.	109,980	740,357
	Metro Pacific Investments Corp.	5,864,700	424,166
	Metropolitan Bank & Trust Co.	2,721,908	2,650,557
	PLDT, Inc., Sponsored ADR	34,739	1,235,319
	PLDT, Inc.	102,335	3,641,313
	Puregold Price Club, Inc.	195,100	122,926
	Robinsons Land Corp.	546,282	198,427
	San Miguel Corp.	1,311,870	2,671,712
	San Miguel Food & Beverage, Inc.	85,800	101,967
	SM Investments Corp.	102,383	1,663,521
	SM Prime Holdings, Inc.	4,214,410	2,809,124
	Union Bank of the Philippines	1,500	2,094
	Universal Robina Corp.	775,650	1,517,360
	Wilcon Depot, Inc.	236,600	126,711

TOTAL PHILIPPINES			40,313,538

POLAND — (0.7%)
*	Alior Bank SA	16,051	131,038
# * Ω	Allegro.eu SA	59,710	307,117
*	AmRest Holdings SE	120	472
	Asseco Poland SA	37,582	660,402
	Bank Handlowy w Warszawie SA	13,129	176,886
# *	Bank Millennium SA	363,645	411,963
	Bank Polska Kasa Opieki SA	130,480	2,867,332
	Budimex SA	3,219	148,147
#	CD Projekt SA	68,154	1,844,580
	Cyfrowy Polsat SA	249,518	1,358,701
* Ω	Dino Polska SA	30,321	1,961,519
*	Grupa Lotos SA	160,600	2,497,260
	ING Bank Slaski SA	22,435	992,665
	Inter Cars SA	114	10,510
	KGHM Polska Miedz SA	126,976	4,107,447
	LPP SA	578	1,221,418
*	mBank SA	21,232	1,421,092
*	Orange Polska SA	653,211	998,433
*	PGE Polska Grupa Energetyczna SA	1,129,625	2,512,211
	Polski Koncern Naftowy Orlen SA	321,662	5,434,298
	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	1,266,819
*	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	2,486,423
	Powszechny Zaklad Ubezpieczen SA	378,598	2,617,529
	Santander Bank Polska SA	20,983	1,277,830

TOTAL POLAND			36,712,092

QATAR — (0.9%)
	Commercial Bank PSQC	854,928	1,797,200
	Industries Qatar QSC	490,951	2,531,921
	Masraf Al Rayan QSC	1,813,361	2,686,882
	Mesaieed Petrochemical Holding Co.	3,448,812	2,439,398
	Ooredoo QPSC	1,353,316	2,785,480
	Qatar Electricity & Water Co. QSC	382,308	1,787,736
	Qatar Fuel QSC	273,469	1,377,404
	Qatar Gas Transport Co. Ltd.	3,816,139	3,580,748
	Qatar International Islamic Bank QSC	476,240	1,506,944
	Qatar Islamic Bank SAQ	1,156,093	7,770,656
	Qatar National Bank QPSC	2,466,222	15,729,544

TOTAL QATAR			43,993,913

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	$0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rosneft Oil Co. PJSC, GDR	275,526	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC, Sponsored ADR	122,269	0
* ††	VK Co. Ltd., GDR	9,666	0
* ††	VTB Bank PJSC, GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0

SAUDI ARABIA — (4.4%)
	Abdullah Al Othaim Markets Co.	53,471	1,588,010
	Advanced Petrochemical Co.	178,010	3,166,829
	Al Rajhi Bank	678,193	31,770,718
	Alinma Bank	701,335	7,693,183
	Almarai Co. JSC	208,204	2,869,545
	Arab National Bank	462,981	4,330,666
	Arabian Centres Co. Ltd.	120,619	707,727
*	Bank AlBilad	318,394	4,363,154
	Bank Al-Jazira	538,680	4,502,557
	Banque Saudi Fransi	470,724	6,763,451
	Bupa Arabia for Cooperative Insurance Co.	86,269	3,808,154
	Co. for Cooperative Insurance	54,166	985,886
*	Dar Al Arkan Real Estate Development Co.	584,678	1,673,703
	Dr Sulaiman Al Habib Medical Services Group Co.	26,930	1,429,369
*	Emaar Economic City	186,198	539,932
	Etihad Etisalat Co.	943,798	10,837,619
	Jarir Marketing Co.	73,421	3,749,292
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,944,310
	Mouwasat Medical Services Co.	60,535	3,867,239
*	National Industrialization Co.	358,846	1,934,086
*	Rabigh Refining & Petrochemical Co.	340,590	2,591,310
	Riyad Bank	1,036,339	11,230,893
	SABIC Agri-Nutrients Co.	114,012	4,911,477
	Sahara International Petrochemical Co.	580,178	8,690,892
*	Saudi Arabian Mining Co.	269,624	9,818,803
	Saudi Basic Industries Corp.	442,004	15,311,750
	Saudi British Bank	712,216	8,455,574
	Saudi Electricity Co.	366,509	2,626,506
	Saudi Industrial Investment Group	463,238	4,015,595
	Saudi Investment Bank (The)	391,206	2,388,647
*	Saudi Kayan Petrochemical Co.	1,644,693	8,101,351
	Saudi National Bank	1,091,357	22,874,637
*	Saudi Research & Media Group	46,206	3,226,903
	Saudi Telecom Co.	403,000	12,392,470
	Savola Group	305,124	2,884,532
	Southern Province Cement Co.	92,925	1,645,738
	Yanbu National Petrochemical Co.	230,735	3,729,376

TOTAL SAUDI ARABIA			225,421,884

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (4.0%)
	Absa Group Ltd.	822,531	$8,886,267
	African Rainbow Minerals Ltd.	18,080	299,146
	Anglo American Platinum Ltd.	30,706	3,394,330
	AngloGold Ashanti Ltd., Sponsored ADR	438,837	8,961,052
	Aspen Pharmacare Holdings Ltd.	465,936	4,985,470
	Bid Corp. Ltd.	237,682	4,991,322
	Bidvest Group Ltd.	364,485	4,996,580
	Capitec Bank Holdings Ltd.	41,839	5,840,292
	Clicks Group Ltd.	277,963	5,470,191
*	Discovery Ltd.	547,181	5,253,830
#	Exxaro Resources Ltd.	326,361	4,663,756
	FirstRand Ltd.	2,693,023	11,597,988
	Gold Fields Ltd., Sponsored ADR	867,573	11,651,505
	Impala Platinum Holdings Ltd.	905,156	11,708,569
	Investec Ltd.	262,805	1,593,546
	Kumba Iron Ore Ltd.	34,502	1,145,414
	Mr Price Group Ltd.	256,073	3,470,851
	MTN Group Ltd.	2,050,540	21,748,016
	MultiChoice Group	429,429	3,503,147
	Naspers Ltd., Class N	44,930	4,531,457
	Nedbank Group Ltd.	599,588	8,372,869
	NEPI Rockcastle PLC	331,326	2,027,222
	Ninety One Ltd.	189,576	609,495
*	Northam Platinum Holdings Ltd.	303,245	3,614,479
#	Old Mutual Ltd.	7,858,201	6,304,234
Ω	Pepkor Holdings Ltd.	501,972	676,886
	Sanlam Ltd.	1,640,210	6,794,636
# *	Sasol Ltd., Sponsored ADR	620,870	15,062,306
	Shoprite Holdings Ltd.	341,834	4,937,461
	Sibanye Stillwater Ltd.	2,317,163	8,016,576
#	Sibanye Stillwater Ltd., ADR	214,816	2,951,572
	Standard Bank Group Ltd.	763,379	8,089,913
	Vodacom Group Ltd.	315,489	3,030,196
	Woolworths Holdings Ltd.	1,130,428	4,231,803

TOTAL SOUTH AFRICA			203,412,377

SOUTH KOREA — (12.5%)
*	Alteogen, Inc.	15,144	682,959
#	Amorepacific Corp.	19,398	2,760,447
	Amorepacific Group	32,258	1,269,068
	BGF retail Co. Ltd.	9,471	1,354,737
	BNK Financial Group, Inc.	310,932	1,928,409
	Celltrion Healthcare Co. Ltd.	32,799	1,651,788
*	Celltrion Pharm, Inc.	11,394	828,119
	Celltrion, Inc.	41,152	5,694,400
	Cheil Worldwide, Inc.	69,463	1,386,815
#	Chunbo Co. Ltd.	2,514	545,811
	CJ CheilJedang Corp.	11,858	3,728,994
	CJ Corp.	23,149	1,581,572
	CJ ENM Co. Ltd.	18,787	1,886,953
*	CJ Logistics Corp.	12,076	1,169,350
	Com2uSCorp	2,949	219,123
	Coway Co. Ltd.	63,619	3,563,306
#	CS Wind Corp.	16,801	786,028
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,356,528
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	71,856	1,481,382
#	DB HiTek Co. Ltd.	40,443	2,121,156
	DB Insurance Co. Ltd.	108,717	5,806,190
#	DL E&C Co. Ltd.	57,621	2,710,022

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DL Holdings Co. Ltd.	17,437	$849,831
	Dongjin Semichem Co. Ltd.	23,898	704,243
	Dongkuk Steel Mill Co. Ltd.	11,358	166,088
	Dongsuh Cos., Inc.	23,600	498,450
	Doosan Bobcat, Inc.	59,853	1,944,813
*	Doosan Enerbility.	503,665	8,013,386
# *	Doosan Fuel Cell Co. Ltd.	28,267	768,017
	Douzone Bizon Co. Ltd.	12,968	415,098
#	Ecopro BM Co. Ltd.	4,075	1,505,477
	E-MART, Inc.	19,906	2,059,839
	Fila Holdings Corp.	58,576	1,496,674
*	Genexine, Inc.	6,682	211,605
	Green Cross Corp.	4,475	664,231
	GS Engineering & Construction Corp.	98,103	3,230,503
	GS Holdings Corp.	66,891	2,310,656
	GS Retail Co. Ltd.	60,832	1,377,001
	Hana Financial Group, Inc.	337,861	12,543,667
*	Hanjin Kal Corp.	6,881	311,170
	Hankook Tire & Technology Co. Ltd.	109,620	3,008,714
	Hanmi Pharm Co. Ltd.	3,574	882,305
	Hanmi Science Co. Ltd.	7,614	307,042
	Hanon Systems	199,212	1,782,737
#	Hansol Chemical Co. Ltd.	9,131	1,756,843
	Hanssem Co. Ltd.	8,117	501,835
#	Hanwha Aerospace Co. Ltd.	44,162	1,848,094
	Hanwha Corp.	56,544	1,335,868
*	Hanwha Life Insurance Co. Ltd.	349,192	809,166
# *	Hanwha Solutions Corp.	159,710	4,014,141
	HD Hyundai Co. Ltd.	50,425	2,315,545
#	Hite Jinro Co. Ltd.	24,304	715,109
*	HLB, Inc.	63,504	1,545,672
#	HMM Co. Ltd.	306,607	6,796,160
#	Hotel Shilla Co. Ltd.	17,003	1,082,019
*	Hugel, Inc.	3,673	361,580
*	HYBE Co. Ltd.	3,791	744,506
#	Hyosung Advanced Materials Corp.	2,410	897,104
	Hyosung Corp.	9,034	591,594
	Hyosung TNC Corp.	2,817	910,221
	Hyundai Autoever Corp.	3,482	364,773
	Hyundai Department Store Co. Ltd.	6,109	363,589
*	Hyundai Doosan Infracore Co. Ltd.	223,139	1,154,244
	Hyundai Elevator Co. Ltd.	17,141	481,315
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,950,255
	Hyundai Glovis Co. Ltd.	23,532	3,855,460
	Hyundai Marine & Fire Insurance Co. Ltd.	127,359	3,282,492
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,038,034
	Hyundai Mobis Co. Ltd.	59,731	9,717,463
	Hyundai Motor Co.	59,619	8,649,984
*	Hyundai Rotem Co. Ltd.	47,080	701,751
	Hyundai Steel Co.	101,051	3,433,896
#	Hyundai Wia Corp.	16,610	848,018
#	Iljin Materials Co. Ltd.	12,480	855,205
	Industrial Bank of Korea	343,994	3,052,218
	Kakao Corp.	87,084	6,083,124
*	Kangwon Land, Inc.	67,758	1,423,901
	KB Financial Group, Inc.	191,744	8,920,700
	KB Financial Group, Inc., ADR	30,584	1,404,417
#	KCC Corp.	4,724	1,259,509
	KCC Glass Corp.	1,840	89,630

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Engineering & Construction Co., Inc.	4,509	$258,789
	Kia Corp.	151,752	9,953,451
#	KIWOOM Securities Co. Ltd.	35,015	2,613,148
# *	KMW Co. Ltd.	13,691	352,541
#	Kolon Industries, Inc.	14,644	713,267
#	Korea Aerospace Industries Ltd.	53,028	1,828,385
# *	Korea Electric Power Corp., Sponsored ADR	64,227	570,336
*	Korea Electric Power Corp.	92,178	1,682,112
	Korea Gas Corp.	24,489	800,498
	Korea Investment Holdings Co. Ltd.	62,842	3,484,024
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,101	3,100,512
	Korea Zinc Co. Ltd.	4,721	2,155,315
*	Korean Air Lines Co. Ltd.	153,072	3,606,820
	KT Corp., Sponsored ADR	82,100	1,143,653
	KT&G Corp.	118,216	7,763,108
#	Kumho Petrochemical Co. Ltd.	35,567	4,300,591
*	L&F Co. Ltd.	8,283	1,401,350
#	LEENO Industrial, Inc.	10,832	1,501,516
	LG Chem Ltd.	28,624	11,723,386
	LG Corp.	73,098	4,221,291
#	LG Display Co. Ltd., ADR	376,225	2,419,127
#	LG Display Co. Ltd.	340,337	4,446,916
	LG Electronics, Inc.	157,679	14,280,524
	LG Household & Health Care Ltd.	5,486	3,928,966
	LG Innotek Co. Ltd.	16,572	4,496,614
	LG Uplus Corp.	502,491	5,551,115
#	Lotte Chemical Corp.	23,864	3,683,206
#	Lotte Corp.	29,812	804,275
	LOTTE Fine Chemical Co. Ltd.	11,719	752,353
#	Lotte Shopping Co. Ltd.	12,790	947,434
	LS Corp.	19,269	874,957
	LS Electric Co. Ltd.	22,156	832,125
	Macquarie Korea Infrastructure Fund	340,681	3,849,279
#	Mando Corp.	41,977	1,780,844
	Meritz Financial Group, Inc.	67,208	2,013,239
	Meritz Fire & Marine Insurance Co. Ltd.	58,746	2,055,348
#	Meritz Securities Co. Ltd.	459,960	2,377,859
	Mirae Asset Securities Co. Ltd.	456,777	2,889,419
	NAVER Corp.	36,928	8,226,044
	NCSoft Corp.	7,297	2,416,522
# Ω	Netmarble Corp.	8,792	660,879
	NH Investment & Securities Co. Ltd.	177,468	1,514,635
	NongShim Co. Ltd.	2,415	577,129
	OCI Co. Ltd.	22,783	1,882,076
	Orion Corp.	21,944	1,635,610
#	Osstem Implant Co. Ltd.	7,119	637,649
	Ottogi Corp.	1,318	488,827
	Pan Ocean Co. Ltd.	365,699	1,911,663
# *	Pearl Abyss Corp.	18,229	970,780
#	POSCO Chemical Co. Ltd.	12,539	1,324,642
	POSCO Holdings, Inc.	41,382	9,448,620
#	Posco International Corp.	84,360	1,638,285
	S-1 Corp.	18,026	982,158
* Ω	Samsung Biologics Co. Ltd.	4,684	3,089,514
	Samsung C&T Corp.	72,887	6,594,420
	Samsung Card Co. Ltd.	26,138	692,355
	Samsung Electro-Mechanics Co. Ltd.	51,069	6,610,126
	Samsung Electronics Co. Ltd.	3,140,501	167,368,431
*	Samsung Engineering Co. Ltd.	125,475	2,560,069

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	$6,786,963
*	Samsung Heavy Industries Co. Ltd.	684,240	3,266,087
	Samsung Life Insurance Co. Ltd.	59,066	3,036,441
	Samsung SDI Co. Ltd.	19,354	9,219,361
	Samsung SDS Co. Ltd.	23,974	2,793,828
	Samsung Securities Co. Ltd.	74,696	2,332,895
	Seegene, Inc.	39,238	1,244,214
*	Shin Poong Pharmaceutical Co. Ltd.	17,525	418,006
	Shinhan Financial Group Co. Ltd.	380,795	12,651,777
*	Shinhan Financial Group Co. Ltd., ADR	46,849	1,532,431
	Shinsegae, Inc.	10,056	1,959,457
# *	SK Biopharmaceuticals Co. Ltd.	12,316	889,725
#	SK Chemicals Co. Ltd.	13,677	1,364,143
	SK Hynix, Inc.	372,004	32,598,002
*	SK Innovation Co. Ltd.	41,155	6,550,067
	SK Networks Co. Ltd.	242,361	925,194
	SK Telecom Co. Ltd.	14,597	658,444
	SK, Inc.	45,127	9,473,986
	SKC Co. Ltd.	15,436	1,804,122
	S-Oil Corp.	41,266	3,376,294
	Solus Advanced Materials Co. Ltd.	4,267	239,742
	Soulbrain Co. Ltd.	4,534	871,949
	Ssangyong C&E Co. Ltd.	107,296	704,151
*	Studio Dragon Corp.	9,633	632,620
	Tokai Carbon Korea Co. Ltd.	3,309	367,888
#	Wemade Co. Ltd.	8,431	500,244
	WONIK IPS Co. Ltd.	21,433	671,114
	Woori Financial Group, Inc.	563,198	6,524,886
	Youngone Corp.	13,721	517,133
#	Yuhan Corp.	28,751	1,385,067

TOTAL SOUTH KOREA			633,404,497

TAIWAN — (17.1%)
	Accton Technology Corp.	418,000	3,260,346
#	Acer, Inc.	4,172,811	3,871,352
#	Advantech Co. Ltd.	175,190	2,177,727
	Airtac International Group	159,602	4,331,305
#	Alchip Technologies Ltd.	64,000	1,874,905
	AP Memory Technology Corp.	73,000	600,828
#	ASE Technology Holding Co. Ltd., ADR	27,294	175,775
	ASE Technology Holding Co. Ltd.	3,304,782	10,543,451
	Asia Cement Corp.	2,725,758	4,429,437
#	ASMedia Technology, Inc.	20,000	941,298
#	ASPEED Technology, Inc.	23,000	2,020,164
#	Asustek Computer, Inc.	631,180	7,592,032
#	AU Optronics Corp.	11,326,873	6,469,780
	Catcher Technology Co. Ltd.	824,429	4,034,172
	Cathay Financial Holding Co. Ltd.	4,241,340	8,917,679
	Chailease Holding Co. Ltd.	1,254,301	9,967,683
	Chang Hwa Commercial Bank Ltd.	4,925,403	3,079,243
	Cheng Shin Rubber Industry Co. Ltd.	2,641,965	2,977,453
	Chicony Electronics Co. Ltd.	818,497	2,276,748
*	China Airlines Ltd.	6,027,536	5,535,788
#	China Development Financial Holding Corp.	13,783,045	8,311,757
#	China Steel Corp.	11,906,932	14,423,692
#	Chipbond Technology Corp.	986,000	2,217,060
	Chroma ATE, Inc.	390,000	2,168,001
#	Chung Hung Steel Corp.	1,029,000	1,298,225
	Chunghwa Telecom Co. Ltd., Sponsored ADR	117,361	5,142,759

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd.	683,000	$3,027,715
#	Compal Electronics, Inc.	5,218,541	3,915,890
	CTBC Financial Holding Co. Ltd.	16,703,175	16,429,559
#	Delta Electronics, Inc.	1,704,486	14,228,342
#	E Ink Holdings, Inc.	691,000	3,950,665
	E.Sun Financial Holding Co. Ltd.	8,930,101	10,199,271
#	Eclat Textile Co. Ltd.	153,402	2,517,099
#	Elan Microelectronics Corp.	333,000	1,679,692
	Elite Material Co. Ltd.	288,000	2,129,641
#	Elite Semiconductor Microelectronics Technology, Inc.	137,000	562,192
	eMemory Technology, Inc.	67,000	2,815,803
# *	Ennostar, Inc.	134,000	262,468
	Eternal Materials Co. Ltd.	808,591	1,036,488
*	Eva Airways Corp.	3,439,758	4,040,981
	Evergreen Marine Corp. Taiwan Ltd.	2,314,222	11,124,310
	Far Eastern International Bank	432,098	174,751
	Far Eastern New Century Corp.	3,222,085	3,266,267
	Far EasTone Telecommunications Co. Ltd.	1,571,000	4,414,113
	Faraday Technology Corp.	33,000	281,635
	Farglory Land Development Co. Ltd.	48,000	109,107
	Feng TAY Enterprise Co. Ltd.	433,559	2,791,295
	First Financial Holding Co. Ltd.	9,610,084	9,025,044
	Formosa Chemicals & Fibre Corp.	3,269,518	8,805,336
	Formosa Petrochemical Corp.	462,000	1,424,938
	Formosa Plastics Corp.	3,167,153	11,259,370
	Formosa Sumco Technology Corp.	85,000	550,250
	Formosa Taffeta Co. Ltd.	699,000	641,284
#	Foxconn Technology Co. Ltd.	1,025,627	2,032,281
	Fubon Financial Holding Co. Ltd.	3,580,554	8,990,472
#	Genius Electronic Optical Co. Ltd.	130,695	1,645,252
	Giant Manufacturing Co. Ltd.	418,506	3,498,910
#	Gigabyte Technology Co. Ltd.	662,000	2,375,046
	Global Unichip Corp.	89,000	1,218,779
	Globalwafers Co. Ltd.	171,000	2,980,116
#	HannStar Display Corp.	2,285,000	1,003,136
	Highwealth Construction Corp.	909,841	1,441,920
#	Hiwin Technologies Corp.	374,853	2,775,854
	Hon Hai Precision Industry Co. Ltd.	5,794,322	19,851,806
	Hotai Finance Co. Ltd.	42,000	157,918
	Hotai Motor Co. Ltd.	288,000	5,616,285
	Hua Nan Financial Holdings Co. Ltd.	7,955,401	6,362,359
#	Innolux Corp.	13,509,241	6,151,630
	International Games System Co. Ltd.	73,000	1,792,302
	Inventec Corp.	2,894,550	2,472,790
	ITEQ Corp.	225,455	790,577
	King Yuan Electronics Co. Ltd.	1,629,000	2,205,879
	King’s Town Bank Co. Ltd.	329,000	434,268
	Kinsus Interconnect Technology Corp.	298,000	1,679,895
	Largan Precision Co. Ltd.	82,860	4,702,097
	Lien Hwa Industrial Holdings Corp.	839,106	1,589,446
	Lite-On Technology Corp.	2,650,410	5,807,060
	Lotes Co. Ltd.	76,139	1,862,059
	Macronix International Co. Ltd.	2,734,074	3,478,813
#	Makalot Industrial Co. Ltd.	272,000	1,673,229
	MediaTek, Inc.	799,995	22,054,245
	Mega Financial Holding Co. Ltd.	9,315,369	13,095,604
	Merida Industry Co. Ltd.	207,287	1,685,671
	Micro-Star International Co. Ltd.	982,000	3,965,399
	momo.com, Inc.	39,500	1,042,688

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Plastics Corp.	3,815,599	$11,147,578
#	Nan Ya Printed Circuit Board Corp.	91,000	1,208,702
	Nantex Industry Co. Ltd.	332,000	614,343
	Nanya Technology Corp.	1,356,010	2,967,258
	Nien Made Enterprise Co. Ltd.	277,000	2,917,460
#	Novatek Microelectronics Corp.	839,000	11,098,770
	Nuvoton Technology Corp.	171,000	820,169
# *	Oneness Biotech Co. Ltd.	187,000	1,225,413
	Parade Technologies Ltd.	59,000	2,805,838
	Pegatron Corp.	2,363,345	5,599,067
	Phison Electronics Corp.	149,000	1,920,496
	Pou Chen Corp.	2,710,487	2,826,608
	Powertech Technology, Inc.	1,292,819	4,062,134
	Poya International Co. Ltd.	56,933	605,365
	President Chain Store Corp.	347,831	3,218,353
	Qisda Corp.	1,932,000	2,052,760
	Quanta Computer, Inc.	2,646,000	7,452,480
#	Radiant Opto-Electronics Corp.	649,000	2,237,673
#	Realtek Semiconductor Corp.	463,950	6,295,575
	Ruentex Development Co. Ltd.	1,330,483	3,482,239
	Ruentex Industries Ltd.	509,741	1,962,936
	Shanghai Commercial & Savings Bank Ltd.	3,011,000	4,967,117
#	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,533,624
	Silergy Corp.	31,000	2,760,005
	Simplo Technology Co. Ltd.	260,000	2,554,989
#	Sinbon Electronics Co. Ltd.	190,000	1,668,878
	Sino Horizon Holdings Ltd.	15,000	12,893
	Sino-American Silicon Products, Inc.	705,000	3,509,007
	SinoPac Financial Holdings Co. Ltd.	11,426,623	7,036,776
	Standard Foods Corp.	481,418	820,747
	Synnex Technology International Corp.	1,370,343	3,566,587
#	TA Chen Stainless Pipe	1,981,013	2,929,928
	Taichung Commercial Bank Co. Ltd.	2,058,425	1,036,896
	Taishin Financial Holding Co. Ltd.	9,624,036	6,295,192
	Taiwan Business Bank	6,998,336	3,000,419
	Taiwan Cement Corp.	4,680,034	7,265,159
	Taiwan Cooperative Financial Holding Co. Ltd.	8,595,549	8,265,690
#	Taiwan FamilyMart Co. Ltd.	48,000	324,279
	Taiwan Fertilizer Co. Ltd.	650,000	1,636,112
	Taiwan Glass Industry Corp.	1,402,375	1,054,083
	Taiwan High Speed Rail Corp.	1,713,000	1,622,882
	Taiwan Mobile Co. Ltd.	2,054,300	7,547,263
	Taiwan Secom Co. Ltd.	335,670	1,240,742
	Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	234,564,591
*	Tatung Co. Ltd.	1,748,000	1,965,432
#	Teco Electric & Machinery Co. Ltd.	2,143,000	2,250,581
	Tong Hsing Electronic Industries Ltd.	33,000	256,151
	Tripod Technology Corp.	623,870	2,601,282
	Tung Ho Steel Enterprise Corp.	321,040	681,149
	U-Ming Marine Transport Corp.	289,000	621,049
#	Unimicron Technology Corp.	736,000	5,162,396
	Uni-President Enterprises Corp.	4,631,033	10,714,445
#	United Microelectronics Corp., Sponsored ADR	43,700	347,852
#	United Microelectronics Corp.	9,015,000	14,321,128
#	Vanguard International Semiconductor Corp.	1,276,000	4,489,652
	Voltronic Power Technology Corp.	75,224	3,291,116
	Walsin Lihwa Corp.	2,671,000	3,980,230
	Walsin Technology Corp.	455,000	1,859,564
	Wan Hai Lines Ltd.	819,780	3,973,660

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	461,034	$3,000,779
#	Winbond Electronics Corp.	4,548,407	4,106,405
†† ^	Wintek Corp.	604,760	7,039
	Wisdom Marine Lines Co. Ltd.	390,000	1,200,064
	Wistron Corp.	4,067,699	3,918,851
#	Wiwynn Corp.	97,000	3,316,976
	WPG Holdings Ltd.	1,982,039	3,636,120
#	WT Microelectronics Co. Ltd.	87,000	209,675
#	Yageo Corp.	359,682	4,854,818
*	Yang Ming Marine Transport Corp.	2,345,000	9,783,154
	YFY, Inc.	1,334,000	1,405,165
# *	Yieh Phui Enterprise Co. Ltd.	808,000	573,835
	Yuanta Financial Holding Co. Ltd.	9,048,398	7,964,334
	Yulon Finance Corp.	287,700	2,237,975
	Yulon Motor Co. Ltd.	19,000	25,290
	Zhen Ding Technology Holding Ltd.	971,700	3,440,575

TOTAL TAIWAN			866,667,770

THAILAND — (2.2%)
	Advanced Info Service PCL	733,300	4,603,197
	AEON Thana Sinsap Thailand PCL	143,100	804,285
*	Airports of Thailand PCL	1,898,400	3,699,801
	Asset World Corp. PCL	5,732,900	810,138
	B Grimm Power PCL	550,100	521,993
	Bangkok Bank PCL	462,200	1,781,326
	Bangkok Bank PCL, NVDR	126,700	482,755
	Bangkok Chain Hospital PCL	2,038,800	1,279,831
	Bangkok Commercial Asset Management PCL	1,737,200	973,846
	Bangkok Dusit Medical Services PCL, Class F	3,978,300	2,990,985
	Bangkok Expressway & Metro PCL	4,431,099	1,067,345
	Bangkok Life Assurance PCL, NVDR	494,900	635,784
	Banpu PCL	5,801,666	2,083,518
	Banpu Power PCL	669,100	318,433
	Berli Jucker PCL	1,097,400	1,097,400
	BTS Group Holdings PCL	4,536,300	1,192,020
	Bumrungrad Hospital PCL	171,300	802,734
	Carabao Group PCL, Class F	238,200	761,544
	Central Pattana PCL	882,500	1,558,869
*	Central Plaza Hotel PCL	265,400	360,324
	Central Retail Corp. PCL	1,746,050	2,013,693
	Charoen Pokphand Foods PCL	5,098,500	3,587,558
	Chularat Hospital PCL, Class F	4,224,400	481,027
	CK Power PCL	1,368,200	217,714
	Com7 PCL, Class F	1,186,000	1,445,708
	CP ALL PCL	3,496,300	6,635,314
	Delta Electronics Thailand PCL	115,000	1,218,832
	Dohome PCL	773,400	453,879
	Electricity Generating PCL	231,200	1,123,936
	Energy Absolute PCL	823,900	2,128,909
	Global Power Synergy PCL, Class F	282,900	549,280
	Gulf Energy Development PCL	1,161,100	1,652,661
	Gunkul Engineering PCL	5,933,900	1,004,865
	Hana Microelectronics PCL	536,596	705,017
	Home Product Center PCL	3,733,413	1,635,071
	Indorama Ventures PCL	1,401,500	1,851,617
	Intouch Holdings PCL, Class F	298,300	609,664
	IRPC PCL	22,011,000	2,236,446
*	Jasmine Technology Solution PCL	70,700	1,139,457
	Jay Mart PCL	238,900	435,949

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL, Class F	357,153	$907,221
	Kasikornbank PCL	121,700	543,653
	Kasikornbank PCL, NVDR	5,500	24,569
	KCE Electronics PCL	893,000	1,603,489
	Kiatnakin Phatra Bank PCL	327,800	691,490
	Krung Thai Bank PCL	3,247,887	1,441,398
	Krungthai Card PCL	695,700	1,173,042
	Land & Houses PCL	6,942,300	1,935,736
*	Minor International PCL	1,676,883	1,713,603
	MK Restaurants Group PCL	302,800	486,248
	Muangthai Capital PCL	848,200	1,145,380
	Osotspa PCL	1,347,500	1,377,007
	PTT Exploration & Production PCL	1,189,455	5,244,021
	PTT Global Chemical PCL	1,207,972	1,763,463
	PTT PCL	6,782,700	7,426,314
	Ratch Group PCL	676,900	869,594
	Regional Container Lines PCL	611,000	798,314
	SCB X PCL	355,366	1,193,200
	SCG Packaging PCL	649,700	1,048,056
	Siam Cement PCL, NVDR	76,500	826,423
	Siam Cement PCL (The)	370,900	4,006,803
	Siam City Cement PCL	72,189	320,372
	Siam Global House PCL	1,544,492	983,063
	Sri Trang Agro-Industry PCL	1,804,908	1,330,626
	Sri Trang Gloves Thailand PCL	1,003,400	711,901
	Srisawad Corp. PCL	1,031,672	1,619,047
	Star Petroleum Refining PCL	289,300	91,224
*	STARK Corp. PCL	2,102,900	288,573
	Thai Oil PCL	1,530,300	2,524,436
	Thai Union Group PCL, Class F	4,988,840	2,461,647
	Tisco Financial Group PCL	309,700	820,592
	TMBThanachart Bank PCL	25,172,967	955,470
	TOA Paint Thailand PCL	830,000	702,774
	Total Access Communication PCL	924,100	1,241,127
	True Corp. PCL	20,297,931	2,856,526
	TTW PCL	1,054,700	338,736
	VGI PCL	3,334,370	482,875
	WHA Corp. PCL	8,082,200	792,881

TOTAL THAILAND			113,693,619

TURKEY — (0.5%)
	Akbank TAS	2,388,099	1,431,043
	Aksa Akrilik Kimya Sanayii AS	26,354	81,554
*	Aksa Enerji Uretim AS	381,816	427,232
	Anadolu Efes Biracilik Ve Malt Sanayii AS	250,784	498,926
#	Arcelik AS	234,471	1,061,292
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	454,094
	BIM Birlesik Magazalar AS	283,141	1,590,710
#	Borusan Yatirim ve Pazarlama AS	2,256	58,043
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	23,355
	Coca-Cola Icecek AS	53,405	443,024
	Dogan Sirketler Grubu Holding AS	822,958	191,134
	Dogus Otomotiv Servis ve Ticaret AS	9,274	41,660
Ω	Enerjisa Enerji AS	87,431	82,880
	Enka Insaat ve Sanayi AS	724,135	769,742
	Eregli Demir ve Celik Fabrikalari TAS	968,005	2,179,948
	Ford Otomotiv Sanayi AS	57,714	1,159,546
# *	Gubre Fabrikalari TAS	17,401	94,033
*	Hektas Ticaret TAS	36,023	53,682

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Jantsa Jant Sanayi Ve Ticaret AS	29,225	$160,602
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	164,534
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	106,371	90,774
# *	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	935,581
	KOC Holding AS	394,102	1,065,815
*	Koza Altin Isletmeleri AS	22,016	254,315
*	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	528,957
*	Migros Ticaret AS	18,633	56,886
	Nuh Cimento Sanayi AS	15,123	48,325
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	354,461
*	Oyak Cimento Fabrikalari AS	119,573	86,319
*	Pegasus Hava Tasimaciligi AS	35,848	321,824
*	Petkim Petrokimya Holding AS	1,165,006	747,911
# *	Sasa Polyester Sanayi AS	131,993	569,053
#	Sok Marketler Ticaret AS	30,110	26,357
# *	TAV Havalimanlari Holding AS	252,220	727,713
	Tofas Turk Otomobil Fabrikasi AS	74,286	393,470
*	Turk Hava Yollari AO	306,328	851,217
#	Turk Telekomunikasyon AS	467,239	316,605
	Turk Traktor ve Ziraat Makineleri AS	7,711	121,929
#	Turkcell Iletisim Hizmetleri AS	936,850	1,359,105
	Turkiye Garanti Bankasi AS	1,573,948	1,587,803
# *	Turkiye Halk Bankasi AS	651,232	236,624
#	Turkiye Is Bankasi AS, Class C	1,304,862	924,486
# *	Turkiye Petrol Rafinerileri AS	64,525	1,016,030
	Turkiye Sise ve Cam Fabrikalari AS	729,541	889,894
# *	Turkiye Vakiflar Bankasi TAO, Class D	822,870	246,387
	Ulker Biskuvi Sanayi AS	30,292	34,038
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	182,730
#	Vestel Elektronik Sanayi ve Ticaret AS	188,411	329,987
#	Yapi ve Kredi Bankasi AS	3,271,613	1,070,662

TOTAL TURKEY			26,342,292

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	2,084,907	5,763,370
	Abu Dhabi Islamic Bank PJSC	1,372,506	3,269,048
	Abu Dhabi National Oil Co. for Distribution PJSC	1,309,234	1,468,698
	Aldar Properties PJSC	3,907,903	5,987,681
	Dubai Islamic Bank PJSC	2,898,963	5,070,762
	Emaar Properties PJSC	4,073,329	7,025,889
	Emirates Integrated Telecommunications Co. PJSC	195,189	349,354
	Emirates NBD Bank PJSC	1,126,916	4,655,453
	Emirates Telecommunications Group Co. PJSC	1,557,870	14,900,654
	First Abu Dhabi Bank PJSC	2,034,757	12,404,394
*	International Holding Co. PJSC	24,261	1,439,478

TOTAL UNITED ARAB EMIRATES			62,334,781

UNITED STATES — (0.0%)
	Sempra Energy	9,888	1,602,896

TOTAL COMMON STOCKS			4,962,259,071

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Alpargatas SASeries D	117,103	464,248
	Banco Bradesco SA	2,498,038	9,084,785
Ω	Banco Inter SA	179,984	190,398
	Braskem SA Class A	48,439	394,061

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Centrais Eletricas Brasileiras SA Class B	103,746	$842,525
	Cia de Transmissao de Energia Eletrica Paulista	122,300	622,390
	Cia Energetica de Minas Gerais	841,823	2,497,910
	Cia Paranaense de Energia	926,126	1,393,699
	Gerdau SA	653,216	3,695,517
	Itau Unibanco Holding SA	2,317,176	11,187,611
	Petroleo Brasileiro SA	2,024,507	12,399,412
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	607,819	1,390,474

	TOTAL BRAZIL		44,163,030

	CHILE — (0.0%)
	Embotelladora Andina SA Class B	488,074	887,137

	COLOMBIA — (0.0%)
	Banco Davivienda SA	73,105	613,210
	Grupo Argos SA	38,570	88,288
	Grupo Aval Acciones y Valores SA	3,126,389	671,407
	Grupo de Inversiones Suramericana SA	84,488	467,694

	TOTAL COLOMBIA		1,840,599

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	1,442	84,571

	TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	1,176,143	359,906

	TOTAL PREFERRED STOCKS		47,335,243

	RIGHTS/WARRANTS — (0.0%)
	HONG KONG — (0.0%)
*	Orient Securities Co. Ltd. Rights 05/20/2022	283,584	0

	PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	607	95

	SOUTH KOREA — (0.0%)
*	Solus Advanced Materials Co. Ltd. Rights 05/10/22	1,240	22,707

	THAILAND — (0.0%)
*	TTB W1 Warrants 04/21/2023	251,730	2,573
*	VGI PCL Warrants 03/30/2023	769,470	0

	TOTAL THAILAND		2,573

	TOTAL RIGHTS/WARRANTS		25,375

	TOTAL INVESTMENT SECURITIES (Cost $3,183,282,795)		5,009,619,689

			Value†
	SECURITIES LENDING COLLATERAL — (1.3%)
@ §	The DFA Short Term Investment Fund	5,810,913	67,214,830

	TOTAL INVESTMENTS — (100.0%) (Cost $3,250,497,307)		$5,076,834,519

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

THE EMERGING MARKETS SERIES

CONTINUED

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$34,172,679	$34,365,500	$192,821

Total Futures Contracts			$34,172,679	$34,365,500	$192,821

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,893,996	—	—	$202,893,996
Chile	12,779,847	$12,899,471	—	25,679,318
China	206,663,795	1,140,791,590	$647,063	1,348,102,448
Colombia	9,540,573	—	—	9,540,573
Czech Republic	—	8,864,572	—	8,864,572
Egypt	2,305	2,336,405	—	2,338,710
Greece	—	15,128,218	11,980	15,140,198
Hong Kong	—	14,571	—	14,571
Hungary	—	13,143,473	—	13,143,473
India	28,925,610	745,749,695	—	774,675,305
Indonesia	—	107,021,799	—	107,021,799
Malaysia	—	82,584,296	—	82,584,296
Mexico	111,819,440	—	—	111,819,440
Peru	6,540,713	—	—	6,540,713
Philippines	1,235,319	39,078,219	—	40,313,538
Poland	—	36,712,092	—	36,712,092
Qatar	—	43,993,913	—	43,993,913
Saudi Arabia	—	225,421,884	—	225,421,884
South Africa	38,626,435	164,785,942	—	203,412,377
South Korea	7,069,964	626,334,533	—	633,404,497
Taiwan	5,666,386	860,994,345	7,039	866,667,770
Thailand	111,360,962	2,332,657	—	113,693,619
Turkey	851,217	25,491,075	—	26,342,292
United Arab Emirates	—	62,334,781	—	62,334,781
United States	1,602,896	—	—	1,602,896
Preferred Stocks
Brazil	44,163,030	—	—	44,163,030
Chile	—	887,137	—	887,137
Colombia	1,840,599	—	—	1,840,599
South Korea	—	84,571	—	84,571

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$359,906	—	$359,906
Rights/Warrants
Philippines	—	95	—	95
South Korea	—	22,707	—	22,707
Thailand	—	2,573	—	2,573
Securities Lending Collateral	—	67,214,830	—	67,214,830
Futures Contracts**	$192,821	—	—	192,821

TOTAL	$791,775,908	$4,284,585,350	$666,082^	$5,077,027,340

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.1%)
BRAZIL — (4.5%)
	AES Brasil Energia SA	989,040	$2,210,559
	Aliansce Sonae Shopping Centers SA	329,671	1,406,986
*	Alliar Medicos A Frente SA	202,000	793,054
	Alper Consultoria e Corretora de Seguros SA	4,700	32,085
	Alupar Investimento SA	487,851	2,593,215
*	Anima Holding SA	1,034,673	1,161,508
	Arezzo Industria e Comercio SA	124,554	2,254,037
	Auren Energia SA	1,079,830	3,201,956
# *	Azul SA, ADR	229,932	3,076,490
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	501,212
*	BR Malls Participacoes SA	2,734,967	5,249,818
	BR Properties SA	651,053	1,175,963
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	207,535	1,426,818
*	BRF SA	2,061,492	5,662,489
*	C&A Modas Ltda	116,600	103,300
	Camil Alimentos SA	458,508	795,720
	Cia Brasileira de Distribuicao	456,026	1,875,223
	Cia de Locacao das Americas	1,789,285	8,526,695
	Cia de Saneamento de Minas Gerais-COPASA	623,774	1,723,471
	Cia de Saneamento do Parana	1,214,637	4,857,123
	Cia de Saneamento do Parana	258,100	202,556
	Cia Paranaense de Energia	480,084	633,127
	Cielo SA	2,908,242	2,000,025
*	Cogna Educacao	4,570,428	2,264,899
	Construtora Tenda SA	273,378	321,820
	CSU Cardsystem SA	60,414	170,588
	Cury Construtora e Incorporadora SA	56,800	84,213
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	582,068	1,665,927
	Dexco SA	1,141,000	2,970,230
	Dimed SA Distribuidora da Medicamentos	157,832	369,364
	Direcional Engenharia SA	326,075	758,475
*	Dommo Energia SA	289,878	101,435
*	EcoRodovias Infraestrutura e Logistica SA	880,278	1,230,336
	EDP - Energias do Brasil SA	1,020,878	4,373,466
*	Embraer SA	1,203,609	3,459,437
# *	Embraer SA, Sponsored ADR	410,516	4,667,567
*	Empreendimentos Pague Menos S/A	155,900	256,052
	Enauta Participacoes SA	355,424	1,483,824
	Energisa SA	448,100	4,317,900
*	Eneva SA	1,749,400	4,854,776
	Eternit SA	86,200	239,737
	Even Construtora e Incorporadora SA	295,494	319,763
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,158,536
	Fleury SA	644,600	1,880,102
	Fras-Le SA	107,799	241,155
*	Gafisa SA	718,605	228,200
	Gafisa SA, ADR	70,307	46,403
# *	Gol Linhas Aereas Inteligentes SA, ADR	225,868	1,371,019
	Grendene SA	883,823	1,689,363
*	Grupo Mateus SA	149,800	143,317
*	Grupo SBF SA	104,908	512,026
	Guararapes Confeccoes SA	374,231	697,905
	Helbor Empreendimentos SA	291,073	204,295
*	Hidrovias do Brasil SA	411,820	265,720
	Industrias Romi SA	134,600	364,273

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Instituto Hermes Pardini SA	186,158	$661,199
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	47,300	269,796
*	International Meal Co. Alimentacao SA, Class A	623,142	312,582
	Iochpe-Maxion SA	422,811	1,139,993
*	IRB Brasil Resseguros SA	2,184,185	1,223,757
	JHSF Participacoes SA	972,400	1,290,253
	JSL SA	153,336	227,029
	Kepler Weber SA	52,246	605,104
	Light SA	1,264,900	2,284,723
	LOG Commercial Properties e Participacoes SA	161,672	782,533
*	Log-in Logistica Intermodal SA	202,371	1,079,814
	Lojas Quero Quero S/A	64,298	111,846
*	LPS Brasil Consultoria de Imoveis SA	99,200	81,464
	M Dias Branco SA	288,411	1,380,817
	Mahle-Metal Leve SA	119,824	599,853
	Marcopolo SA	518,000	242,029
	Marfrig Global Foods SA	1,128,320	4,279,169
*	Marisa Lojas SA	923,851	435,395
	Mills Estruturas e Servicos de Engenharia SA	568,820	856,000
	Minerva SA	1,083,948	2,878,718
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	22,900	27,282
*	Moura Dubeux Engenharia S/A	46,700	57,998
	Movida Participacoes SA	465,747	1,709,829
	MRV Engenharia e Participacoes SA	1,042,403	2,175,912
	Multiplan Empreendimentos Imobiliarios SA	919,503	4,584,543
	Odontoprev SA	1,215,188	2,494,798
*	Omega Energia SA	491,800	1,062,394
	Pet Center Comercio e Participacoes SA	120,580	371,451
*	Petro Rio SA	2,136,021	11,535,667
	Porto Seguro SA	581,834	2,394,911
	Portobello SA	199,177	359,360
	Positivo Tecnologia SA	204,280	322,703
	Profarma Distribuidora de Produtos Farmaceuticos SA	157,202	126,869
	Qualicorp Consultoria e Corretora de Seguros SA	761,443	2,043,780
	Sao Carlos Empreendimentos e Participacoes SA	86,509	643,925
	Sao Martinho SA	848,376	7,963,901
Ω	Ser Educacional SA	208,380	394,510
	SIMPAR SA	1,748,912	4,128,238
	Sinqia SA	13,600	51,138
	SLC Agricola SA	429,179	4,593,057
	Sul America SA	815,303	4,379,989
	SYN prop e tech SA	54,690	62,832
	Tegma Gestao Logistica SA	114,559	328,573
	Terra Santa Propriedades Agricolas SA	9,971	57,277
	TOTVS SA	1,646,258	10,645,511
	Transmissora Alianca de Energia Eletrica SA	1,387,823	12,345,686
	Trisul SA	309,282	248,354
	Tupy SA	244,472	1,011,721
	Ultrapar Participacoes SA	1,572,276	4,156,524
	Unipar Carbocloro SA	9,870	182,948
	Usinas Siderurgicas de Minas Gerais SA Usiminas	95,500	203,210
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,750	382,255
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	79,900	220,762
*	Via SA	2,142,700	1,287,193
	Vivara Participacoes SA	178,087	916,379
	Vulcabras Azaleia SA	423,585	840,496
	Wiz Solucoes e Corretagem de Seguros SA	219,744	332,908

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	YDUQS Participacoes SA	1,045,937	$3,410,331

TOTAL BRAZIL			202,972,842

CHILE — (0.6%)
	Aguas Andinas SA, Class A	1,135,913	199,806
	Besalco SA	2,204,594	625,474
*	Camanchaca SA	1,471,136	72,275
	CAP SA	150,738	1,869,642
	Cementos BIO BIO SA	352,724	278,993
	Cia Sud Americana de Vapores SA	39,076,434	4,417,384
	Colbun SA	3,812,169	272,381
	Cristalerias de Chile SA	130,323	474,185
	Embotelladora Andina SA, ADR, Class B	4,380	46,910
	Empresa Nacional de Telecomunicaciones SA	481,357	1,758,322
	Empresas Hites SA	1,014,682	151,115
	Empresas Lipigas SA	6,383	14,353
	Empresas Tricot SA	70,631	19,630
	Engie Energia Chile SA	2,566,253	1,173,646
	Forus SA	414,760	491,237
	Grupo Security SA	5,120,316	663,487
	Hortifrut SA	127,405	124,151
	Instituto de Diagnostico SA	2,928	4,816
	Inversiones Aguas Metropolitanas SA	1,649,514	648,018
	Inversiones La Construccion SA	103,879	421,480
	Itau CorpBanca Chile SA	31,474,098	64,221
	Masisa SA	3,452,215	59,348
*	Multiexport Foods SA	3,836,112	1,394,525
	Parque Arauco SA	2,006,989	1,685,121
	PAZ Corp. SA	1,106,246	384,000
	Ripley Corp. SA	2,369,204	369,511
	Salfacorp SA	1,428,498	435,538
	Sigdo Koppers SA	1,164,083	1,010,157
	SMU SA	5,617,171	532,892
	Sociedad Matriz SAAM SA	35,390,775	2,199,577
	Socovesa SA	2,516,932	318,763
	SONDA SA	1,180,254	402,756
	Vina Concha y Toro SA	2,008,692	2,944,398

TOTAL CHILE			25,528,112

CHINA — (23.6%)
*	21Vianet Group, Inc., ADR	415,867	2,482,726
	263 Network Communications Co. Ltd., Class A	34,400	18,783
	360 DigiTech, Inc., ADR	313,070	4,517,600
*	361 Degrees International Ltd.	3,842,000	1,981,718
# * Ω	3SBio, Inc.	5,291,000	3,732,759
# *	51job, Inc., ADR	107,785	6,558,717
	5I5J Holding Group Co. Ltd., Class A	700,900	303,371
*	9F, Inc., ADR	4,700	3,899
#	AAC Technologies Holdings, Inc.	2,265,000	5,290,550
# Ω	AAG Energy Holdings Ltd.	2,159,601	409,611
	Accelink Technologies Co. Ltd., Class A	138,100	313,719
	Advanced Technology & Materials Co. Ltd., Class A	163,700	171,506
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	326,390
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,633	2,449
#	Agile Group Holdings Ltd.	4,188,000	2,005,589
	Ajisen China Holdings Ltd.	2,398,000	339,710
Ω	Ak Medical Holdings Ltd.	1,702,000	921,558
	AKM Industrial Co. Ltd.	1,710,000	390,038

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alibaba Pictures Group Ltd.	42,090,000	$3,551,442
Ω	A-Living Smart City Services Co. Ltd.	2,128,500	3,366,374
	All Winner Technology Co. Ltd., Class A	110,010	301,612
	Allmed Medical Products Co. Ltd., Class A	68,100	110,873
*	Alpha Group, Class A	298,500	167,043
	Amoy Diagnostics Co. Ltd., Class A	49,094	338,708
	An Hui Wenergy Co. Ltd., Class A	901,802	520,825
	Angang Steel Co. Ltd., Class H	5,804,999	2,539,290
	Anhui Construction Engineering Group Co. Ltd., Class A	684,590	648,598
	Anhui Expressway Co. Ltd., Class H	1,808,000	1,593,479
	Anhui Guangxin Agrochemical Co. Ltd., Class A	71,400	384,807
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	593,509
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	383,768
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	546,098
	Anhui Jinhe Industrial Co. Ltd., Class A	122,800	702,681
	Anhui Korrun Co. Ltd., Class A	81,366	179,432
*	Anhui Tatfook Technology Co. Ltd., Class A	51,300	53,113
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	56,660
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	405,132
	Anhui Xinhua Media Co. Ltd., Class A	138,900	99,432
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	246,849	437,960
††	Animal Health Holdings, Inc.	3,671,000	43,882
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,828	290,094
*	Anton Oilfield Services Group	8,810,000	483,422
	Aoshikang Technology Co. Ltd., Class A	41,200	378,460
* ††	Aowei Holdings Ltd.	1,451,000	36,760
	Aoyuan Healthy Life Group Co. Ltd.	194,000	45,984
	APT Satellite Holdings Ltd.	580,000	172,520
*	Art Group Holdings Ltd.	320,000	12,167
* Ω	Ascletis Pharma, Inc.	355,000	190,260
	Asia Cement China Holdings Corp.	2,216,500	1,429,683
Ω	AsiaInfo Technologies Ltd.	454,000	765,420
*	Asian Citrus Holdings Ltd.	2,314,000	30,154
*	Austar Lifesciences Ltd.	18,000	6,607
	AviChina Industry & Technology Co. Ltd., Class H	9,918,000	5,381,121
Ω	BAIC Motor Corp. Ltd., Class H	7,414,500	2,315,411
Ω	BAIOO Family Interactive Ltd.	2,912,000	170,844
	Bank of Chongqing Co. Ltd., Class H	2,533,500	1,434,412
*	Bank of Tianjin Co. Ltd., Class H	100,000	25,907
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	143,455
	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	108,942
*	Baoye Group Co. Ltd., Class H	1,132,000	569,477
# *	Baozun, Inc., Sponsored ADR	205,748	1,571,915
	BBMG Corp., Class H	7,209,000	1,179,545
	Bear Electric Appliance Co. Ltd., Class A	10,700	77,506
	Befar Group Co. Ltd., Class A	623,900	501,697
	Beibuwan Port Co. Ltd., Class A	146,881	166,467
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	128,350	181,048
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	7,400	77,046
	Beijing Capital Development Co. Ltd., Class A	378,076	325,972
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,532,040	674,281
*	Beijing Capital International Airport Co. Ltd., Class H	7,712,000	4,213,122
	Beijing Career International Co. Ltd., Class A	24,700	175,840
	Beijing Certificate Authority Co. Ltd., Class A	21,325	106,715
# *	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	281,000	328,188
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	44,509
	Beijing Dahao Technology Corp. Ltd., Class A	107,700	281,585
	Beijing E-Hualu Information Technology Co. Ltd., Class A	85,500	188,255
# *	Beijing Energy International Holding Co. Ltd.	19,934,000	657,408

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	89,200	$97,759
*	Beijing Enterprises Clean Energy Group Ltd.	59,768,570	569,245
	Beijing Enterprises Holdings Ltd.	1,690,500	5,714,980
*	Beijing Enterprises Urban Resources Group Ltd.	2,468,000	249,719
	Beijing Enterprises Water Group Ltd.	14,484,000	4,685,392
*	Beijing Forever Technology Co. Ltd., Class A	211,838	194,023
# * ††	Beijing Gas Blue Sky Holdings Ltd.	16,288,000	45,250
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	318,890	689,868
*	Beijing Health Holdings Ltd.	18,966,000	194,453
	Beijing Hualian Department Store Co. Ltd., Class A	927,300	244,956
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	548,592
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,234,000	1,843,302
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	97,287
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	194,898
	Beijing North Star Co. Ltd., Class H	4,210,000	568,929
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	235,863
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	446,504
	Beijing Originwater Technology Co. Ltd., Class A	683,500	482,815
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	472,000	296,614
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	10,600	24,746
	Beijing Sinnet Technology Co. Ltd., Class A	122,000	177,360
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	363,401
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	90,415
	Beijing SuperMap Software Co. Ltd., Class A	130,017	325,300
	Beijing Thunisoft Corp. Ltd., Class A	171,500	175,792
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	584,000	842,514
	Beijing Tongtech Co. Ltd., Class A	65,220	151,386
*	Beijing Ultrapower Software Co. Ltd., Class A	196,300	111,051
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	146,802	128,338
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	883,000	227,168
	Beijing Yanjing Brewery Co. Ltd., Class A	506,700	524,362
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	418,657	676,117
	Best Pacific International Holdings Ltd.	978,000	272,034
# *	BEST, Inc., ADR	25,975	10,707
	Bestsun Energy Co. Ltd., Class A	439,200	289,341
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	250,260
	Biem.L.Fdlkk Garment Co. Ltd., Class A	149,299	504,936
	BII Railway Transportation Technology Holdings Co. Ltd.	2,452,000	122,024
*	Billion Industrial Holdings Ltd.	44,000	26,518
	Binjiang Service Group Co. Ltd.	154,500	443,455
	Black Peony Group Co. Ltd., Class A	12,800	17,252
	Blue Sail Medical Co. Ltd., Class A	212,700	286,334
*	Bluedon Information Security Technology Co. Ltd., Class A	504,300	120,669
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	447,665
Ω	BOC Aviation Ltd.	21,200	166,301
	BOE Varitronix Ltd.	50,000	56,651
*	Bohai Leasing Co. Ltd., Class A	1,263,500	395,562
#	Bosideng International Holdings Ltd.	12,116,000	6,043,106
*	Boyaa Interactive International Ltd.	1,494,000	86,976
	Bright Dairy & Food Co. Ltd., Class A	276,300	460,221
	Bright Real Estate Group Co. Ltd., Class A	962,280	400,896
*	Brilliance China Automotive Holdings Ltd.	8,928,000	3,147,121
	B-Soft Co. Ltd., Class A	348,631	315,929
	BYD Electronic International Co. Ltd.	1,610,000	3,209,293
	C C Land Holdings Ltd.	12,749,015	3,235,941
	C&D International Investment Group Ltd.	1,286,968	3,158,567
*	C&D Property Management Group Co. Ltd.	411,000	197,825

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Cabbeen Fashion Ltd.	1,187,000	$399,938
	Camel Group Co. Ltd., Class A	154,235	193,118
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	139,700	94,802
	Canny Elevator Co. Ltd., Class A	162,500	173,900
* Ω	CanSino Biologics, Inc., Class H	41,200	437,172
	Canvest Environmental Protection Group Co. Ltd.	2,632,000	1,105,253
*	Capital Environment Holdings Ltd.	22,400,000	460,663
	Carrianna Group Holdings Co. Ltd.	891,257	56,665
	Castech, Inc., Class A	46,400	86,855
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	62,797
	Central China Management Co. Ltd.	3,912,626	612,803
	Central China New Life Ltd.	99,000	50,631
#	Central China Real Estate Ltd.	3,912,626	336,319
	Central China Securities Co. Ltd., Class H	6,054,000	981,462
	CETC Digital Technology Co. Ltd., Class A	127,939	407,267
#	CGN Mining Co. Ltd.	295,000	28,772
#	CGN New Energy Holdings Co. Ltd.	5,400,000	2,363,093
	CGN Nuclear Technology Development Co. Ltd., Class A	141,400	177,319
	Chacha Food Co. Ltd., Class A	43,510	349,240
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	289,488
# * Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	108,487
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	281,199
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	165,756	201,624
#	Chaowei Power Holdings Ltd.	2,549,000	545,730
*	Cheetah Mobile, Inc., ADR	179,717	143,774
	Chen Lin Education Group Holdings Ltd.	330,000	93,116
*	Chengdu CORPRO Technology Co. Ltd., Class A	106,300	250,277
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	272,861
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	231,288
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	138,234	188,844
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	150,400	300,647
	Chengdu Wintrue Holding Co. Ltd., Class A	132,600	275,702
	Chengdu Xingrong Environment Co. Ltd., Class A	983,399	740,740
*	Chiho Environmental Group Ltd.	172,000	22,436
	China Aerospace International Holdings Ltd.	8,284,500	501,371
*	China Agri-Products Exchange Ltd.	45,605	609
	China Aircraft Leasing Group Holdings Ltd.	1,600,000	1,075,064
	China Bester Group Telecom Co. Ltd., Class A	102,700	184,593
	China BlueChemical Ltd., Class H	7,796,000	2,679,875
# Ω	China Bohai Bank Co. Ltd., Class H	2,652,000	433,762
# *	China Boton Group Co. Ltd.	458,000	172,289
*	China CAMC Engineering Co. Ltd., Class A	332,197	431,668
	China Chengtong Development Group Ltd.	2,628,000	51,652
	China Cinda Asset Management Co. Ltd., Class H	23,132,000	3,900,629
††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	2,041,067
	China Communications Services Corp. Ltd., Class H	9,620,000	4,381,337
*	China Conch Environment Protection Holdings Ltd.	2,567,000	2,198,323
	China Conch Venture Holdings Ltd.	2,833,500	7,357,953
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	396,314
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,924,000	3,373,356
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	80,092
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	15,306
# *	China Dili Group	12,965,699	3,087,897
	China Dongxiang Group Co. Ltd.	14,052,985	800,875
Ω	China East Education Holdings Ltd.	791,500	402,879
#	China Education Group Holdings Ltd.	2,302,000	1,961,849
*	China Electronics Huada Technology Co. Ltd.	3,568,000	240,119
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	638,192
	China Enterprise Co. Ltd., Class A	320,883	183,225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Everbright Environment Group Ltd.	14,556,000	$8,543,968
# Ω	China Everbright Greentech Ltd.	2,687,000	693,134
	China Everbright Ltd.	4,018,000	3,850,238
	China Express Airlines Co. Ltd., Class A	286,538	444,809
*	China Film Co. Ltd., Class A	14,700	22,683
* ††	China Financial Services Holdings Ltd.	126,200	5,127
	China Foods Ltd.	4,852,000	1,733,172
*	China Fordoo Holdings Ltd.	1,929,000	134,680
#	China Glass Holdings Ltd.	3,378,000	577,427
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	60,313
	China Hanking Holdings Ltd.	2,777,000	506,781
	China Harmony Auto Holding Ltd.	3,489,000	1,633,045
* ††	China High Precision Automation Group Ltd.	1,289,000	37,576
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	250,816
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,819,000	1,015,527
# * Ω	China Huarong Asset Management Co. Ltd., Class H	29,702,000	1,358,101
# ††	China Huiyuan Juice Group Ltd.	4,034,500	180,259
# *	China Index Holdings Ltd., ADR	28,798	27,358
	China International Marine Containers Group Co. Ltd., Class H	1,968,720	2,707,688
	China Jinmao Holdings Group Ltd.	8,128,000	2,671,306
	China Kepei Education Group Ltd.	1,226,000	340,433
	China Kings Resources Group Co. Ltd., Class A	100,360	364,047
	China Lesso Group Holdings Ltd.	4,439,000	5,551,108
	China Lilang Ltd.	2,086,000	1,007,811
* Ω	China Literature Ltd.	1,029,200	4,324,822
# *	China Longevity Group Co. Ltd.	1,076,350	35,252
# * ††	China Lumena New Materials Corp.	363,249	0
*	China Maple Leaf Educational Systems Ltd.	7,090,000	315,399
*	China Medical & HealthCare Group Ltd.	930,000	9,162
	China Medical System Holdings Ltd.	5,444,500	7,795,144
	China Meidong Auto Holdings Ltd.	2,234,000	7,352,930
	China Merchants Land Ltd.	7,804,000	738,679
	China Merchants Port Holdings Co. Ltd.	4,340,000	7,576,755
	China Merchants Property Operation & Service Co. Ltd., Class A	48,400	133,588
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,556,226
	China National Accord Medicines Corp. Ltd., Class A	123,506	534,993
	China National Medicines Corp. Ltd., Class A	172,905	770,515
Ω	China New Higher Education Group Ltd.	1,994,000	698,699
*	China New Town Development Co. Ltd.	8,175,648	85,772
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	401,000	248,858
*	China Oceanwide Holdings Ltd.	280,000	1,457
*	China Oil & Gas Group Ltd.	23,578,000	1,176,646
	China Oilfield Services Ltd., Class H	6,184,000	6,330,927
	China Oriental Group Co. Ltd.	4,816,000	1,274,140
	China Overseas Grand Oceans Group Ltd.	7,485,749	4,357,350
	China Overseas Property Holdings Ltd.	5,110,000	6,048,740
	China Pioneer Pharma Holdings Ltd.	1,781,000	552,318
	China Power International Development Ltd.	16,420,333	7,939,489
* ††	China Properties Group Ltd.	2,045,000	20,275
	China Publishing & Media Co. Ltd., Class A	378,215	257,647
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,023,000	1,684,595
	China Railway Tielong Container Logistics Co. Ltd., Class A	189,400	134,360
# *	China Rare Earth Holdings Ltd.	7,152,799	559,081
	China Reinsurance Group Corp., Class H	18,771,000	1,636,625
# Ω	China Renaissance Holdings Ltd.	608,700	766,394
	China Resources Cement Holdings Ltd.	9,938,000	8,245,921
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	329,774	1,494,013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co. Ltd.	3,802,500	$2,109,988
Ω	China Resources Pharmaceutical Group Ltd.	5,331,500	2,809,586
	China Risun Group Ltd.	2,295,000	1,155,426
	China Sanjiang Fine Chemicals Co. Ltd.	3,115,000	629,079
	China SCE Group Holdings Ltd.	7,547,200	1,350,387
	China Science Publishing & Media Ltd., Class A	175,900	192,506
# *	China Shanshui Cement Group Ltd.	30,000	8,783
# * Ω	China Shengmu Organic Milk Ltd.	11,882,000	542,667
	China Shineway Pharmaceutical Group Ltd.	1,505,200	1,229,703
#	China Shuifa Singyes Energy Holdings Ltd.	1,613,000	218,125
*	China Silver Group Ltd.	5,404,000	377,155
#	China South City Holdings Ltd.	18,126,000	1,709,420
	China South Publishing & Media Group Co. Ltd., Class A	600,500	873,857
	China Starch Holdings Ltd.	7,505,000	194,745
	China State Construction International Holdings Ltd.	286,000	369,123
*	China Sunshine Paper Holdings Co. Ltd.	1,794,000	491,167
	China Suntien Green Energy Corp. Ltd., Class H	6,861,000	3,873,171
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	7,357,140
	China Testing & Certification International Group Co. Ltd., Class A	117,245	217,066
*	China Tianbao Group Development Co. Ltd.	307,000	130,127
# *	China Tianrui Group Cement Co. Ltd.	256,000	191,479
*	China Tianying, Inc., Class A	657,100	421,850
	China Tobacco International HK Co. Ltd.	14,000	22,221
	China Traditional Chinese Medicine Holdings Co. Ltd.	11,784,000	5,741,418
# *	China Travel International Investment Hong Kong Ltd.	9,845,900	1,776,355
*	China Tungsten & Hightech Materials Co. Ltd., Class A	177,400	262,972
Ω	China Vast Industrial Urban Development Co. Ltd.	2,122,000	508,003
*	China Vered Financial Holding Corp. Ltd.	4,620,000	33,559
	China Water Affairs Group Ltd.	3,782,000	4,152,353
	China West Construction Group Co. Ltd., Class A	135,400	161,354
* ††	China Wood Optimization Holding Ltd.	1,748,000	37,602
	China World Trade Center Co. Ltd., Class A	169,977	366,425
	China XLX Fertiliser Ltd.	1,865,000	1,600,364
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	2,771,168
# Ω	China Yuhua Education Corp. Ltd.	5,322,000	926,168
*	China Yurun Food Group Ltd.	1,289,000	90,035
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	417,113
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	160,291
# * ††	China Zhongwang Holdings Ltd.	8,794,400	706,062
	Chinasoft International Ltd.	9,800,000	7,929,579
*	Chindata Group Holdings Ltd., ADR	23,337	145,623
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	240,900	370,769
	Chongqing Department Store Co. Ltd., Class A	145,400	612,162
	Chongqing Dima Industry Co. Ltd., Class A	104,100	34,356
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	184,240	343,481
*	Chongqing Iron & Steel Co. Ltd., Class H	1,594,000	227,482
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	368,589
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,561,000	3,324,221
	Chongqing Zaisheng Technology Corp. Ltd., Class A	172,060	145,432
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	319,619
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	466,993
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	157,137
	CIFI Ever Sunshine Services Group Ltd.	2,050,000	2,715,028
#	CIFI Holdings Group Co. Ltd.	13,108,200	6,305,275
#	CIMC Enric Holdings Ltd.	3,040,000	3,189,407
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	10,765
*	Cinda Real Estate Co. Ltd., Class A	782,200	770,992
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	264,273
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,133,750	529,518

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CITIC Press Corp., Class A	2,200	$6,003
*	CITIC Resources Holdings Ltd.	12,008,600	841,696
*	Citychamp Watch & Jewellery Group Ltd.	7,234,000	962,935
	CMGE Technology Group Ltd.	304,000	79,783
	CMST Development Co. Ltd., Class A	585,300	488,443
*	CNFinance Holdings Ltd., ADR	5,702	17,448
	CNHTC Jinan Truck Co. Ltd., Class A	196,701	291,898
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	50,500	55,837
	COFCO Biotechnology Co. Ltd., Class A	649,000	802,301
	COFCO Joycome Foods Ltd.	7,856,000	3,196,449
	COFCO Sugar Holding Co. Ltd., Class A	155,600	168,102
# * Ω	Cogobuy Group	2,315,000	628,674
	Colour Life Services Group Co. Ltd.	1,927,604	152,302
# *	Comba Telecom Systems Holdings Ltd.	6,502,001	1,091,744
	Concord New Energy Group Ltd.	25,634,964	2,359,599
*	Confidence Intelligence Holdings Ltd.	26,000	84,692
	Consun Pharmaceutical Group Ltd.	2,281,000	1,329,326
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	271,013
*	Coolpad Group Ltd.	16,360,000	372,367
	COSCO SHIPPING Development Co. Ltd., Class H	15,335,000	3,005,924
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,146,000	2,699,704
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,405,000	1,005,946
	COSCO SHIPPING Ports Ltd.	7,995,565	5,701,130
* Ω	Cosmo Lady China Holdings Co. Ltd.	3,097,000	139,698
	CPMC Holdings Ltd.	2,299,000	1,142,203
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	274,148
# *	Crazy Sports Group Ltd.	10,687,579	423,090
	Crystal Clear Electronic Material Co. Ltd., Class A	56,900	202,334
	CSG Holding Co. Ltd., Class A	371,280	313,411
*	CSG Smart Science & Technology Co. Ltd., Class A	67,600	63,953
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	47,500	91,023
	CSSC Hong Kong Shipping Co. Ltd.	358,000	56,458
	CSSC Science & Technology Co. Ltd., Class A	158,600	256,600
	CTS International Logistics Corp. Ltd., Class A	195,520	265,466
*	CWT International Ltd.	24,080,000	226,709
*	Cybernaut International Holdings Co. Ltd.	3,760,000	71,616
	D&O Home Collection Group Co. Ltd., Class A	106,962	139,934
	Da Ming International Holdings Ltd.	880,000	300,927
	DaFa Properties Group Ltd.	691,000	334,797
Ω	Dali Foods Group Co. Ltd.	4,411,000	2,244,772
	Dalian Bio-Chem Co. Ltd., Class A	60,476	131,222
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	272,300	140,590
*	Dalipal Holdings Ltd.	486,000	123,583
	Dare Power Dekor Home Co. Ltd., Class A	112,600	144,737
	Dashang Co. Ltd., Class A	103,508	324,391
	Datang International Power Generation Co. Ltd., Class H	7,974,000	1,282,647
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	677,467
*	Dazhong Transportation Group Co. Ltd., Class A	631,520	302,551
	Dazzle Fashion Co. Ltd., Class A	128,728	281,736
	DBG Technology Co. Ltd., Class A	213,483	285,928
	Deppon Logistics Co. Ltd., Class A	107,247	222,595
#	Dexin China Holdings Co. Ltd.	1,388,000	524,691
	DHC Software Co. Ltd., Class A	689,100	602,631
	Dian Diagnostics Group Co. Ltd., Class A	141,200	697,705
#	Differ Group Holding Co. Ltd.	11,956,000	3,125,128
	Digital China Group Co. Ltd., Class A	223,300	461,227
	Digital China Holdings Ltd.	3,246,500	1,527,223
	Digital China Information Service Co. Ltd., Class A	276,264	438,619
	Dong-E-E-Jiao Co. Ltd., Class A	57,700	263,907

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongfang Electric Corp. Ltd., Class H	1,243,000	$1,336,904
*	Dongfang Electronics Co. Ltd., Class A	201,100	163,918
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	6,219,674
#	Dongjiang Environmental Co. Ltd., Class H	780,375	283,316
	Dongyue Group Ltd.	5,073,000	5,972,357
*	DouYu International Holdings Ltd., ADR	550,357	974,132
*	Duiba Group Ltd.	1,000,800	104,562
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	763,790
	East Group Co. Ltd., Class A	307,000	295,062
	E-Commodities Holdings Ltd.	2,838,000	636,819
	Edan Instruments, Inc., Class A	28,900	37,525
	Edifier Technology Co. Ltd., Class A	150,800	166,676
	Edvantage Group Holdings Ltd.	348,000	119,941
	EEKA Fashion Holdings Ltd.	205,500	331,388
	EIT Environmental Development Group Co. Ltd., Class A	11,010	32,396
	Electric Connector Technology Co. Ltd., Class A	130,563	538,453
	Elion Energy Co. Ltd., Class A	1,074,661	716,067
#	Essex Bio-technology Ltd.	1,240,000	624,845
	Eternal Asia Supply Chain Management Ltd., Class A	459,200	341,170
*	Ev Dynamics Holdings Ltd.	900,000	8,023
#	EVA Precision Industrial Holdings Ltd.	4,606,435	880,154
*	Everbright Jiabao Co. Ltd., Class A	647,600	408,303
*	EverChina International Holdings Co. Ltd.	13,020,000	299,092
*	Fang Holdings Ltd., ADR	15,618	55,051
	Fangda Special Steel Technology Co. Ltd., Class A	334,800	424,171
#	Fanhua, Inc., Sponsored ADR	172,082	1,046,259
	Far East Horizon Ltd.	7,109,000	5,798,657
	FAWER Automotive Parts Co. Ltd., Class A	102,200	73,228
* Ω	Feiyu Technology International Co. Ltd.	1,153,500	49,962
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	530,811
	Fibocom Wireless, Inc., Class A	82,285	377,811
*	FIH Mobile Ltd.	9,669,000	1,200,152
	Financial Street Holdings Co. Ltd., Class A	582,798	569,062
	Financial Street Property Co. Ltd., Class H	20,000	7,532
	FinVolution Group, ADR	376,583	1,415,952
	First Tractor Co. Ltd., Class H	1,033,176	504,443
	Focused Photonics Hangzhou, Inc., Class A	108,900	296,613
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	29,431
*	Founder Holdings Ltd.	160,000	12,513
	FriendTimes, Inc.	1,044,000	170,110
	Fu Shou Yuan International Group Ltd.	4,151,000	2,866,648
	Fufeng Group Ltd.	6,754,600	3,383,894
# * ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	31,980	85,916
	Fujian Green Pine Co. Ltd., Class A	100,900	90,845
	Fujian Longking Co. Ltd., Class A	172,500	224,431
	Fujian Star-net Communication Co. Ltd., Class A	134,073	438,449
*	Fullshare Holdings Ltd.	41,672,500	628,168
	Fulongma Group Co. Ltd., Class A	133,700	185,048
	Fusen Pharmaceutical Co. Ltd.	141,000	17,561
	Ganglong China Property Group Ltd.	38,000	21,830
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	447,179
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	242,416
	Gansu Shangfeng Cement Co. Ltd., Class A	276,801	874,253
	Gaona Aero Material Co. Ltd., Class A	94,500	410,158
# *	GCL New Energy Holdings Ltd.	23,848,000	415,117
# *	GCL Technology Holdings Ltd.	58,918,000	18,611,541
	Gemdale Properties & Investment Corp. Ltd.	26,770,000	2,839,302
	Gem-Year Industrial Co. Ltd., Class A	126,000	88,430

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	4,233,000	$2,719,391
*	Genimous Technology Co. Ltd., Class A	330,115	256,266
	Getein Biotech, Inc., Class A	124,783	336,128
	Giant Network Group Co. Ltd., Class A	57,900	72,026
	Glarun Technology Co. Ltd., Class A	57,000	123,295
*	Global Top E-Commerce Co. Ltd., Class A	517,700	237,009
*	Glorious Property Holdings Ltd.	11,042,501	226,499
*	Glory Land Co. Ltd.	5,246,000	134,453
# *	Glory Sun Financial Group Ltd.	7,708,000	74,644
	Goldcard Smart Group Co. Ltd.	147,600	207,764
	Golden Eagle Retail Group Ltd.	2,637,000	1,853,159
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	195,524
*	Golden Wheel Tiandi Holdings Co. Ltd.	210,000	3,795
	GoldenHome Living Co. Ltd., Class A	52,892	206,143
	Goldenmax International Technology Ltd., Class A	117,100	141,611
	Goldlion Holdings Ltd.	1,322,962	255,138
	Goldpac Group Ltd.	1,374,000	337,696
# *	GOME Retail Holdings Ltd.	34,090,000	1,651,304
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	161,583
*	Grand Baoxin Auto Group Ltd.	3,757,492	270,198
#	Grand Pharmaceutical Group Ltd., Class L	4,172,000	2,555,561
	Grandblue Environment Co. Ltd., Class A	165,095	461,169
*	Grandjoy Holdings Group Co. Ltd., Class A	650,500	387,031
	Greattown Holdings Ltd., Class A	778,800	374,438
	Greatview Aseptic Packaging Co. Ltd.	4,202,000	1,142,219
*	Gree Real Estate Co. Ltd., Class A	436,440	338,303
	Greenland Hong Kong Holdings Ltd.	4,598,000	955,836
	Greentown China Holdings Ltd.	3,510,648	6,165,046
Ω	Greentown Management Holdings Co. Ltd.	513,000	386,794
#	Greentown Service Group Co. Ltd.	5,802,000	5,776,058
	Guangdong Aofei Data Technology Co. Ltd., Class A	51,000	126,900
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	372,975
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	259,174
	Guangdong Dongpeng Holdings Co. Ltd.	13,900	17,380
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	167,064
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	303,908
*	Guangdong HEC Technology Holding Co. Ltd., Class A	592,700	562,319
	Guangdong Highsun Group Co. Ltd., Class A	256,300	114,414
	Guangdong Hongda Holdings Group Co. Ltd., Class A	158,325	474,314
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	210,690
	Guangdong Hybribio Biotech Co. Ltd., Class A	47,371	156,767
	Guangdong Land Holdings Ltd.	1,862,800	235,266
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	282,900	268,895
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	293,571
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	21,691
	Guangdong South New Media Co. Ltd., Class A	22,400	118,270
	Guangdong Tapai Group Co. Ltd., Class A	239,500	317,471
	Guangdong Topstar Technology Co. Ltd., Class A	44,900	65,457
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	177,530	439,930
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	166,200	370,657
*	Guangshen Railway Co. Ltd., Class H	6,404,000	1,069,759
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	456,956
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	119,980	274,246
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	920,480	392,271
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	622,000	1,604,439
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	86,200	200,266
	Guangzhou Haige Communications Group, Inc. Co., Class A	506,100	692,672
	Guangzhou KDT Machinery Co. Ltd., Class A	42,999	127,246
	Guangzhou R&F Properties Co. Ltd., Class H	2,673,600	992,513

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Restaurant Group Co. Ltd., Class A	38,540	$126,499
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	17,951	67,840
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	127,100	147,550
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	327,085
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	301,400	311,898
	Guizhou Gas Group Corp. Ltd., Class A	223,900	235,821
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	469,700	584,572
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	274,100	193,126
	Guocheng Mining Co. Ltd., Class A	33,700	71,611
#	Guolian Securities Co. Ltd., Class H	1,395,500	658,244
	Guomai Technologies, Inc., Class A	185,400	143,029
*	Guosheng Financial Holding, Inc., Class A	224,100	279,960
# * Ω	Haichang Ocean Park Holdings Ltd.	5,183,000	3,470,053
# *	Hailiang Education Group, Inc., ADR	32,567	412,298
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	193,937
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	194,300	333,608
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,302,704
	Hainan Ruize New Building Material Co. Ltd., Class A	256,900	140,142
	Haitian International Holdings Ltd.	2,532,000	6,232,336
# Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	524,000	51,462
	Hand Enterprise Solutions Co. Ltd., Class A	189,200	221,780
	Hangcha Group Co. Ltd., Class A	239,388	528,779
	Hangjin Technology Co. Ltd., Class A	192,200	822,000
	Hangxiao Steel Structure Co. Ltd., Class A	438,608	225,658
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	844,386	1,052,385
	Hangzhou Century Co. Ltd., Class A	323,800	227,358
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	18,800	61,441
# * Ω	Harbin Bank Co. Ltd., Class H	1,742,000	148,393
	Harbin Boshi Automation Co. Ltd., Class A	362,200	566,433
	Harbin Electric Co. Ltd., Class H	3,235,413	856,719
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	189,425
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	372,503
# ††	Harmonicare Medical Holdings Ltd.	2,321,000	113,137
	HBIS Resources Co. Ltd., Class A	124,400	269,062
# *	HC Group, Inc.	2,529,000	157,180
	Health & Happiness H&H International Holdings Ltd.	956,500	1,051,262
	Hebei Chengde Lulu Co. Ltd., Class A	368,379	460,627
	Hebei Construction Group Corp. Ltd., Class H	105,000	12,633
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	204,700	663,671
	Hello Group, Inc., Sponsored ADR	613,582	3,264,256
	Henan Lingrui Pharmaceutical Co., Class A	160,300	276,850
	Henan Pinggao Electric Co. Ltd., Class A	342,000	338,737
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	23,900
	Henan Yuguang Gold & Lead Co. Ltd., Class A	96,200	68,358
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	420,446
	Henderson Investment Ltd.	2,432,000	102,077
	Hengan International Group Co. Ltd.	2,283,500	10,791,415
# *	Hengdeli Holdings Ltd.	12,009,399	397,063
	Hexing Electrical Co. Ltd., Class A	192,590	330,174
*	Hi Sun Technology China Ltd.	9,243,000	1,113,611
	Hisense Home Appliances Group Co. Ltd., Class H	1,535,000	1,491,352
*	Holitech Technology Co. Ltd., Class A	776,200	348,488
	Hongda Xingye Co. Ltd., Class A	406,500	212,032
*	Honghua Group Ltd.	13,583,000	426,662
*	Hongli Zhihui Group Co. Ltd., Class A	119,200	126,176
* †† Ω	Honworld Group Ltd.	1,105,500	81,092
Ω	Hope Education Group Co. Ltd.	9,156,000	553,908
#	Hopson Development Holdings Ltd.	2,918,650	5,627,432
††	Hua Han Health Industry Holdings Ltd.	20,183,698	144,812

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
* Ω	Hua Hong Semiconductor Ltd.	1,857,000	$7,211,230
	Huaan Securities Co. Ltd., Class A	847,366	556,457
#	Huabao International Holdings Ltd.	328,000	178,945
	Huadian Power International Corp. Ltd., Class H	6,550,000	2,273,137
	Huafa Industrial Co. Ltd. Zhuhai, Class A	639,800	740,545
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	257,238
	Huafu Fashion Co. Ltd., Class A	522,852	286,638
# *	Huanxi Media Group Ltd.	2,850,000	494,299
	Huapont Life Sciences Co. Ltd., Class A	498,900	375,719
*	Huawen Media Group, Class A	613,800	218,149
	Huaxi Holdings Co. Ltd.	624,000	114,750
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,208,000	736,637
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,089,069	466,348
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	9,600	73,830
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	254,889	876,992
#	Huijing Holdings Co. Ltd.	1,520,000	370,760
#	Huisen Household International Group Ltd.	332,000	23,304
*	Huishang Bank Corp. Ltd., Class H	34,000	10,831
	Hunan Aihua Group Co. Ltd., Class A	149,387	594,204
*	Hunan Gold Corp. Ltd., Class A	244,800	341,540
	Hunan Zhongke Electric Co. Ltd., Class A	14,700	57,239
# *	HUYA, Inc., ADR	319,901	1,321,191
# Ω	Hygeia Healthcare Holdings Co. Ltd.	259,400	1,253,516
	Hytera Communications Corp. Ltd., Class A	439,400	305,215
*	HyUnion Holding Co. Ltd., Class A	258,400	283,526
*	IBO Technology Co. Ltd.	192,000	69,346
# * Ω	iDreamSky Technology Holdings Ltd.	1,497,200	766,195
	IKD Co. Ltd., Class A	147,500	237,479
Ω	IMAX China Holding, Inc.	489,500	549,580
	Infore Environment Technology Group Co. Ltd., Class A	392,300	263,775
# *	Inke Ltd.	267,000	45,513
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	1,036,421
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	135,400	136,998
	Inner Mongolia Yitai Coal Co. Ltd., Class H	554,000	856,932
*	Innuovo Technology Co. Ltd., Class A	364,600	328,379
*	Inspur International Ltd.	1,748,000	607,425
*	Inspur Software Co. Ltd., Class A	10,900	18,089
* Ω	International Alliance Financial Leasing Co. Ltd.	2,040,000	818,633
#	Intron Technology Holdings Ltd.	333,000	138,850
# *	iQIYI, Inc., ADR	784,425	2,792,553
	IReader Technology Co. Ltd., Class A	80,700	165,573
*	IRICO Group New Energy Co. Ltd., Class H	107,700	119,332
	IVD Medical Holding Ltd.	36,000	12,132
	Jack Technology Co. Ltd., Class A	137,400	461,253
	JH Educational Technology, Inc.	602,000	308,549
	Jiajiayue Group Co. Ltd., Class A	136,899	251,458
	Jiangling Motors Corp. Ltd., Class A	152,600	267,404
*	Jiangnan Group Ltd.	13,956,000	430,713
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	5,045	98,254
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	591,500	721,285
*	Jiangsu Etern Co. Ltd., Class A	132,100	63,676
	Jiangsu Expressway Co. Ltd., Class H	1,704,000	1,683,513
	Jiangsu Guomao Reducer Co. Ltd., Class A	58,500	173,002
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	586,003
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	202,900	322,550
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	878,520	528,260
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	414,252
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	205,607	141,981
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,500	35,844

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co. Ltd., Class A	699,200	$724,870
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	258,500	485,401
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	439,752	929,216
	Jiangsu Shagang Co. Ltd., Class A	453,100	321,690
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	625,009	586,854
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	854,800	509,666
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	550,727
	Jiangxi Bank Co. Ltd., Class H	25,500	4,227
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	212,489
	Jiangxi Wannianqing Cement Co. Ltd., Class A	102,200	172,480
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	391,117
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	151,080
*	Jiayin Group, Inc., ADR	27,243	54,758
	Jiayou International Logistics Co. Ltd., Class A	21,100	59,752
	Jiayuan International Group Ltd.	5,900,834	894,043
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	232,000	508,797
*	Jilin Electric Power Co. Ltd., Class A	705,000	666,230
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	121,549	37,156
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	179,941
	Jinchuan Group International Resources Co. Ltd.	12,519,000	1,607,233
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	500,072
	Jingrui Holdings Ltd.	2,219,000	459,101
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	333,633
	Jinhui Liquor Co. Ltd., Class A	70,200	315,905
# *	JinkoSolar Holding Co. Ltd., ADR	157,507	8,073,809
*	Jinmao Property Services Co. Ltd.	122,779	91,533
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,349,594
	Jinneng Science&Technology Co. Ltd., Class A	176,300	258,409
	Jinyu Bio-Technology Co. Ltd., Class A	89,200	112,512
	Jinyuan EP Co. Ltd., Class A	145,600	248,861
# Ω	Jiumaojiu International Holdings Ltd.	1,949,000	4,287,957
	Jiuzhitang Co. Ltd., Class A	287,600	365,204
	JNBY Design Ltd.	762,000	828,589
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	345,600	581,569
	Jointo Energy Investment Co. Ltd. Hebei, Class A	697,596	437,691
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,100	105,985
	Joy City Property Ltd.	19,994,000	760,758
#	JOYY, Inc., ADR	129,276	5,115,451
Ω	JS Global Lifestyle Co. Ltd.	741,000	879,055
	JSTI Group, Class A	213,888	253,620
	Ju Teng International Holdings Ltd.	4,732,000	839,485
	Jutal Offshore Oil Services Ltd.	124,000	12,376
#	JY Grandmark Holdings Ltd.	431,000	116,262
*	Kai Yuan Holdings Ltd.	11,360,000	34,241
	Kaisa Prosperity Holdings Ltd.	148,500	110,427
	Kaiser China Cultural Co. Ltd., Class A	75,900	60,575
	Kaishan Group Co. Ltd., Class A	265,000	515,998
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	278,208
*	Kasen International Holdings Ltd.	3,137,000	208,196
	Keda Industrial Group Co. Ltd.	71,400	153,124
	Kehua Data Co. Ltd., Class A	7,400	21,913
	Kinetic Development Group Ltd.	2,496,000	207,361
	Kingboard Holdings Ltd.	2,687,921	12,101,335
	Kingboard Laminates Holdings Ltd.	3,731,500	5,723,954
	KingClean Electric Co. Ltd., Class A	39,260	121,375
	Kingsoft Corp. Ltd.	3,235,800	9,710,660
*	Ko Yo Chemical Group Ltd.	20,000	646
	Konfoong Materials International Co. Ltd., Class A	65,258	480,652
	Konka Group Co. Ltd., Class A	570,684	386,523

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# * Ω	Koolearn Technology Holding Ltd.	529,000	$229,253
	KPC Pharmaceuticals, Inc., Class A	259,500	421,588
	Kunlun Energy Co. Ltd.	12,400,000	10,290,595
	Kunlun Tech Co. Ltd., Class A	269,855	583,028
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	175,565
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	162,575
#	KWG Group Holdings Ltd.	5,464,450	1,955,263
	KWG Living Group Holdings Ltd.	3,815,225	1,435,386
	Lakala Payment Co. Ltd., Class A	36,700	98,622
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	284,933
	Lao Feng Xiang Co. Ltd., Class A	57,200	338,704
	Laobaixing Pharmacy Chain JSC, Class A	92,101	447,898
*	Launch Tech Co. Ltd., Class H	20,000	5,978
	Lee & Man Chemical Co. Ltd.	920,785	787,495
#	Lee & Man Paper Manufacturing Ltd.	5,598,000	2,677,767
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	288,465
Ω	Legend Holdings Corp., Class H	1,679,100	1,986,646
	Leo Group Co. Ltd., Class A	1,417,942	358,408
*	LexinFintech Holdings Ltd., ADR	421,044	1,077,873
	Leyard Optoelectronic Co. Ltd., Class A	530,700	477,859
	Liaoning Port Co. Ltd., Class H	238,000	20,820
	Lier Chemical Co. Ltd., Class A	236,180	745,475
*	Lifestyle China Group Ltd.	1,804,000	178,285
*	Lifetech Scientific Corp.	15,324,000	4,272,699
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	172,891
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	172,629
* ††	Link Motion, Inc., Sponsored ADR	690,534	0
	Livzon Pharmaceutical Group, Inc., Class H	684,203	2,302,597
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	34,000	91,363
	LK Technology Holdings Ltd.	536,500	665,147
#	Logan Group Co. Ltd.	3,575,000	1,112,269
	Loncin Motor Co. Ltd., Class A	724,300	458,275
	Long Yuan Construction Group Co. Ltd., Class A	398,400	311,150
	Longhua Technology Group Luoyang Co. Ltd., Class A	137,100	133,768
	Lonking Holdings Ltd.	8,391,000	2,316,500
	Luenmei Quantum Co. Ltd., Class A	312,900	320,448
	Luolai Lifestyle Technology Co. Ltd., Class A	96,240	181,922
*	Luoniushan Co. Ltd., Class A	181,128	158,493
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	50,900	50,877
# *	Luoyang Glass Co. Ltd., Class H	784,000	1,054,144
# * Ω	Luye Pharma Group Ltd.	7,602,500	2,371,386
# *	LVGEM China Real Estate Investment Co. Ltd.	2,058,000	277,738
	Maanshan Iron & Steel Co. Ltd., Class H	3,614,048	1,413,113
	Maccura Biotechnology Co. Ltd., Class A	124,661	360,028
*	Macrolink Culturaltainment Development Co. Ltd., Class A	682,438	294,512
# * Ω	Maoyan Entertainment	1,641,000	1,294,599
*	Maoye International Holdings Ltd.	3,854,000	119,618
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	232,175
	Maxvision Technology Corp., Class A	6,500	19,922
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	147,525	443,064
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	122,500	92,304
# * Ω	Meitu, Inc.	8,434,000	998,746
Ω	Midea Real Estate Holding Ltd.	138,400	263,546
	Min Xin Holdings Ltd.	730,000	325,212
*	Mingfa Group International Co. Ltd.	4,235,000	191,779
	Minmetals Land Ltd.	8,218,000	774,985
Ω	Minsheng Education Group Co. Ltd.	780,000	68,535
	Minth Group Ltd.	3,043,000	7,169,932
	MLS Co. Ltd., Class A	322,200	431,576

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	MMG Ltd.	10,970,999	$4,626,210
	Monalisa Group Co. Ltd., Class A	62,800	124,912
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,065,200	253,186
	MYS Group Co. Ltd., Class A	215,887	101,438
*	Nan Hai Corp. Ltd.	24,100,000	107,493
	NanJi E-Commerce Co. Ltd., Class A	534,600	385,772
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,900	83,782
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	71,170
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	317,026
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	435,420
	Natural Food International Holding Ltd.	314,000	17,086
	NetDragon Websoft Holdings Ltd.	995,000	1,989,008
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	4,176
	New Hope Dairy Co. Ltd., Class A	23,600	40,382
*	New Sparkle Roll International Group Ltd.	4,576,000	51,269
*	New World Department Store China Ltd.	1,787,462	231,688
# *	Newborn Town, Inc.	1,470,000	534,349
	Newland Digital Technology Co. Ltd., Class A	251,800	447,581
	Nexteer Automotive Group Ltd.	3,420,000	1,931,460
	Nine Dragons Paper Holdings Ltd.	6,631,000	5,856,065
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	77,914	70,837
	Ningbo Huaxiang Electronic Co. Ltd., Class A	111,538	224,498
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,600	16,050
	Ningbo Joyson Electronic Corp., Class A	91,500	150,061
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	257,200	339,895
	Ningbo Yunsheng Co. Ltd., Class A	340,100	436,655
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	310,592
*	Niu Technologies, Sponsored ADR	126,100	1,204,255
*	Noah Holdings Ltd., Sponsored ADR	142,542	2,561,480
	Norinco International Cooperation Ltd., Class A	269,374	292,491
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	303,969
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	171,717
	Northeast Securities Co. Ltd., Class A	474,610	468,040
	NSFOCUS Technologies Group Co. Ltd., Class A	167,948	230,195
# *	NVC International Holdings Ltd.	1,770,000	29,451
*	Oceanwide Holdings Co. Ltd., Class A	564,577	126,354
	Offshore Oil Engineering Co. Ltd., Class A	875,267	541,056
*	OFILM Group Co. Ltd., Class A	204,596	170,611
	Olympic Circuit Technology Co. Ltd.	123,835	247,527
	Opple Lighting Co. Ltd., Class A	80,030	193,908
	ORG Technology Co. Ltd., Class A	630,320	463,826
*	Orient Group, Inc., Class A	758,900	305,623
*	Ourpalm Co. Ltd., Class A	789,500	364,703
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	160,475
	Pacific Online Ltd.	1,798,365	285,047
*	Pacific Securities Co. Ltd., Class A	1,476,371	600,609
	PAX Global Technology Ltd.	3,062,000	2,639,560
	PCI Technology Group Co. Ltd., Class A	602,240	535,067
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	2,002,270	793,067
#	Perennial Energy Holdings Ltd.	1,325,000	256,003
	PhiChem Corp., Class A	161,226	517,374
*	Phoenix Media Investment Holdings Ltd.	6,320,000	308,434
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,341,700	3,302,202
*	Polaris Bay Group Co. Ltd., Class A	155,400	182,440
	Poly Property Group Co. Ltd.	8,990,000	2,258,581
	Poly Property Services Co. Ltd., Class H	512,200	3,403,432
*	Pou Sheng International Holdings Ltd.	10,665,806	1,234,245
	Powerlong Commercial Management Holdings Ltd.	350,500	363,955
#	Powerlong Real Estate Holdings Ltd.	5,244,000	1,778,233

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Prinx Chengshan Holding Ltd.	149,000	$137,439
	Pujiang International Group Ltd.	288,000	99,409
# *	PW Medtech Group Ltd.	3,468,000	363,838
	Q Technology Group Co. Ltd.	1,718,000	1,208,669
	Qianhe Condiment & Food Co. Ltd., Class A	172,080	458,294
	Qingdao East Steel Tower Stock Co. Ltd., Class A	127,400	214,316
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	269,398
	Qingdao Gon Technology Co. Ltd., Class A	87,300	290,061
	Qingdao Hanhe Cable Co. Ltd., Class A	594,000	317,484
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	36,653	172,627
Ω	Qingdao Port International Co. Ltd., Class H	461,000	232,028
	Qingdao Rural Commercial Bank Corp., Class A	1,366,800	700,847
	Qingdao Topscomm Communication, Inc., Class A	182,700	189,440
	Qingling Motors Co. Ltd., Class H	3,834,000	683,267
	Qinhuangdao Port Co. Ltd., Class H	3,011,500	459,960
*	Qudian, Inc., Sponsored ADR	96,525	104,247
	Radiance Holdings Group Co. Ltd.	90,000	48,877
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	361,842
	Raisecom Technology Co. Ltd., Class A	133,429	129,073
	Rastar Group, Class A	295,400	117,660
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	280,047
# *	Realord Group Holdings Ltd.	1,306,000	2,256,525
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,080,720	456,747
# Ω	Redco Properties Group Ltd.	5,568,000	1,548,753
	Redsun Properties Group Ltd.	1,399,000	490,415
	Renhe Pharmacy Co. Ltd., Class A	409,700	374,301
	REXLot Holdings Ltd.	98,652,252	49,031
	Rianlon Corp., Class A	21,800	150,899
	Risen Energy Co. Ltd., Class A	26,600	86,584
	RiseSun Real Estate Development Co. Ltd., Class A	982,152	557,841
	Riyue Heavy Industry Co. Ltd., Class A	53,992	132,349
	Road King Infrastructure Ltd.	1,228,000	1,003,843
	Rongan Property Co. Ltd., Class A	916,500	397,812
#	Ronshine China Holdings Ltd.	2,622,500	775,246
	Runjian Co. Ltd., Class A	50,400	213,741
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	169,206
	Sanquan Food Co. Ltd., Class A	150,700	445,973
	Sansteel Minguang Co. Ltd. Fujian, Class A	736,394	765,095
	Sanxiang Impression Co. Ltd., Class A	36,100	17,380
	Sany Heavy Equipment International Holdings Co. Ltd.	4,412,000	4,156,453
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	197,391
	Sealand Securities Co. Ltd., Class A	1,301,480	659,682
	Seazen Group Ltd.	8,232,571	3,477,326
*	Secoo Holding Ltd., ADR	64,187	21,990
	S-Enjoy Service Group Co. Ltd.	933,000	1,086,346
	SGIS Songshan Co. Ltd., Class A	836,400	464,682
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	472,516
#	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	648,152
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	36,300	73,491
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	150,300	432,074
	Shandong Humon Smelting Co. Ltd., Class A	230,600	330,663
	Shandong Longda Meishi Co. Ltd., Class A	255,500	387,458
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	68,500	155,225
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	303,964
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	200,118
	Shandong Publishing & Media Co. Ltd., Class A	206,500	185,307
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,234,400	6,641,806
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	616,400	521,440
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	229,890	307,939

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	$404,246
	Shanghai AJ Group Co. Ltd., Class A	426,800	380,973
	Shanghai Belling Co. Ltd., Class A	107,946	254,697
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	72,646	123,549
	Shanghai Environment Group Co. Ltd., Class A	184,073	267,630
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	144,565	369,250
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	830,000	2,426,518
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,155,000	479,453
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	29,000	123,643
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	83,000	189,513
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,100	662,905
	Shanghai Industrial Development Co. Ltd., Class A	447,650	272,248
	Shanghai Industrial Holdings Ltd.	1,898,000	2,795,828
	Shanghai Industrial Urban Development Group Ltd.	12,237,000	1,065,927
	Shanghai Jin Jiang Capital Co. Ltd., Class H	7,560,000	2,976,985
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	417,341
#	Shanghai Kindly Medical Instruments Co. Ltd., Class H	46,400	90,185
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	330,338
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	230,791
	Shanghai Moons’ Electric Co. Ltd., Class A	89,360	172,963
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,959,600	3,168,621
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	395,120
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	68,360
	Shanghai Shimao Co. Ltd., Class A	256,400	119,876
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	451,819
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	143,182
	Shanghai Tunnel Engineering Co. Ltd., Class A	778,950	689,829
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	378,505
	Shanghai Wanye Enterprises Co. Ltd., Class A	3,672	8,503
	Shanghai Weaver Network Co. Ltd., Class A	46,505	295,325
	Shanghai Yaoji Technology Co. Ltd., Class A	23,800	52,351
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	20,900	62,859
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	214,800	150,875
	Shanxi Blue Flame Holding Co. Ltd., Class A	335,600	549,298
	Shanxi Coking Co. Ltd., Class A	437,317	367,229
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	628,317
	Shanxi Securities Co. Ltd., Class A	691,410	522,104
	Shanying International Holding Co. Ltd., Class A	1,207,015	513,817
*	Shengda Resources Co. Ltd., Class A	221,907	381,810
	Shenguan Holdings Group Ltd.	1,628,000	99,863
	Shengyuan Environmental Protection Co. Ltd., Class A	30,900	94,806
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	15,300	241,346
	Shenzhen Agricultural Products Group Co. Ltd., Class A	615,280	554,376
*	Shenzhen Airport Co. Ltd., Class A	609,400	587,168
	Shenzhen Aisidi Co. Ltd., Class A	254,900	277,062
	Shenzhen Anche Technologies Co. Ltd., Class A	41,100	80,073
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	117,985
	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	126,532
	Shenzhen Changhong Technology Co. Ltd., Class A	88,900	210,840
	Shenzhen Comix Group Co. Ltd., Class A	202,801	166,634
	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	266,684
	Shenzhen Desay Battery Technology Co., Class A	113,098	527,875
	Shenzhen Ellassay Fashion Co. Ltd., Class A	45,900	68,367
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	228,018	264,919
	Shenzhen Expressway Corp. Ltd., Class H	2,734,400	2,812,159
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	307,384	390,052
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	10,000	85,831
	Shenzhen Gas Corp. Ltd., Class A	232,100	224,400
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	193,566

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Grandland Group Co. Ltd., Class A	272,300	$92,401
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	182,600	372,469
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	383,359
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	503,099
	Shenzhen International Holdings Ltd.	4,956,314	5,308,154
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	11,646
	Shenzhen Investment Ltd.	13,965,720	3,012,904
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	95,334	97,550
	Shenzhen Jinjia Group Co. Ltd., Class A	294,200	388,463
	Shenzhen Kaifa Technology Co. Ltd., Class A	47,500	69,810
	Shenzhen Kinwong Electronic Co. Ltd., Class A	69,174	214,535
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	70,000	150,762
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	30,700	33,147
	Shenzhen Megmeet Electrical Co. Ltd., Class A	152,428	430,473
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	965,200	469,711
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	158,892
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	138,106
*	Shenzhen SDG Information Co. Ltd., Class A	279,020	194,975
	Shenzhen Sinovatio Technology Co. Ltd., Class A	41,707	134,527
	Shenzhen Sunline Tech Co. Ltd., Class A	172,700	235,321
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	480,431
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	319,418
	Shenzhen Topband Co. Ltd., Class A	240,700	287,489
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	20,206
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	201,058
	Shenzhen World Union Group, Inc., Class A	613,800	300,229
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	342,768	244,956
	Shenzhen Yinghe Technology Co. Ltd., Class A	127,800	341,281
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	213,200	261,247
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	270,141
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,098,800	692,041
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	285,153
#	Shimao Group Holdings Ltd.	1,317,500	742,112
	Shinsun Holdings Group Co. Ltd.	274,000	22,590
	Shinva Medical Instrument Co. Ltd., Class A	138,680	355,372
	Shoucheng Holdings Ltd.	9,427,600	1,287,391
#	Shougang Fushan Resources Group Ltd.	8,487,128	3,171,394
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	300,350
	Shui On Land Ltd.	15,753,143	2,229,368
*	Sichuan Development Lomon Co. Ltd., Class A	150,200	228,683
	Sichuan Expressway Co. Ltd., Class H	4,042,000	1,122,696
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	167,396
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	103,000	235,746
*	Sichuan Languang Development Co. Ltd., Class A	988,771	256,515
*	Sichuan Lutianhua Co. Ltd., Class A	23,400	18,141
	Sichuan Shuangma Cement Co. Ltd., Class A	187,737	495,956
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	213,094
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,460,000	2,598,062
*	Silver Grant International Holdings Group Ltd.	6,192,000	355,866
Ω	Simcere Pharmaceutical Group Ltd.	491,000	523,350
*	Sinco Pharmaceuticals Holdings Ltd.	1,824,000	400,353
††	Sinic Holdings Group Co. Ltd., Class H	235,000	5,690
	Sino Wealth Electronic Ltd., Class A	103,050	888,043
	Sinocare, Inc., Class A	112,300	253,456
	Sinochem International Corp., Class A	391,600	356,973
#	Sinofert Holdings Ltd.	9,231,327	1,539,161
*	Sino-I Technology Ltd.	3,950,000	10,068
*	Sinolink Worldwide Holdings Ltd.	15,827,440	466,640
	Sinoma International Engineering Co., Class A	296,600	348,905

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinomach Automobile Co. Ltd., Class A	342,600	$317,630
	Sino-Ocean Group Holding Ltd.	13,156,500	2,484,531
	Sinopec Engineering Group Co. Ltd., Class H	6,311,500	3,297,947
	Sinopec Kantons Holdings Ltd.	4,414,000	1,501,729
*	Sinopec Oilfield Service Corp., Class H	8,470,000	630,964
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	2,250,755
	Sinopharm Group Co. Ltd., Class H	3,968,800	9,132,914
	Sino-Platinum Metals Co. Ltd., Class A	96,142	237,107
	Sinosoft Co. Ltd., Class A	9,500	30,177
	Sinosoft Technology Group Ltd.	2,214,599	120,084
	Sinosteel Engineering & Technology Co. Ltd., Class A	507,700	433,709
	Sinotrans Ltd., Class H	8,722,000	2,635,924
	Sinotruk Hong Kong Ltd.	2,608,000	3,154,439
	Skyfame Realty Holdings Ltd.	13,378,000	144,896
	Skyworth Digital Co. Ltd., Class A	293,846	544,514
*	Skyworth Group Ltd.	6,186,266	3,238,743
# ††	SMI Culture & Travel Group Holdings Ltd.	6,033,814	72,126
	Smoore International Holdings Ltd.	15,232,000	42,899
*	SOHO China Ltd.	8,492,500	1,551,741
# *	Sohu.com Ltd., ADR	62,319	964,698
*	Solargiga Energy Holdings Ltd.	5,471,000	239,485
*	Sou Yu Te Group Co. Ltd., Class A	1,059,193	193,840
# *	South Manganese Investment Ltd.	2,312,000	249,130
*	So-Young International, Inc., ADR	83,482	113,536
	SSY Group Ltd.	5,937,152	2,916,448
*	Starrise Media Holdings Ltd.	550,000	10,654
	Streamax Technology Co. Ltd., Class A	6,900	23,041
††	Suchuang Gas Corp. Ltd.	608,000	70,508
#	Sun Art Retail Group Ltd.	4,785,000	1,485,328
	Sun King Technology Group Ltd.	4,158,000	1,182,640
	Sun-Create Electronics Co. Ltd., Class A	50,300	282,264
	Sunflower Pharmaceutical Group Co. Ltd., Class A	193,200	542,831
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	135,183
*	Suning Universal Co. Ltd., Class A	239,300	126,566
	Sunresin New Materials Co. Ltd., Class A	60,142	607,578
* Ω	Sunshine 100 China Holdings Ltd.	635,000	29,941
	Sunward Intelligent Equipment Co. Ltd., Class A	166,950	165,030
*	Sunwave Communications Co. Ltd., Class A	190,000	104,929
	Suplet Power Co. Ltd., Class A	52,994	345,336
	Suzhou Anjie Technology Co. Ltd., Class A	238,099	465,437
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	362,797	167,175
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	413,774
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	235,183
	Suzhou Keda Technology Co. Ltd., Class A	109,368	95,071
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	113,806
	Suzhou TFC Optical Communication Co. Ltd., Class A	144,900	477,801
#	SY Holdings Group Ltd.	712,000	577,469
	Symphony Holdings Ltd.	7,140,000	899,553
*	SYoung Group Co. Ltd., Class A	44,200	77,446
	T&S Communications Co. Ltd., Class A	66,437	115,949
	Taiji Computer Corp. Ltd., Class A	168,856	437,935
	Tang Palace China Holdings Ltd.	440,000	36,125
	Tangrenshen Group Co. Ltd., Class A	112,227	127,235
	TangShan Port Group Co. Ltd., Class A	1,557,011	646,589
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	308,900	304,206
*	Taung Gold International Ltd.	60,770,000	201,748
	TCL Electronics Holdings Ltd.	3,563,347	1,611,840
††	Tech-Pro, Inc.	43,862,000	71,548
	Telling Telecommunication Holding Co. Ltd., Class A	166,100	221,950

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ten Pao Group Holdings Ltd.	660,000	$128,886
	Tenfu Cayman Holdings Co. Ltd.	306,000	194,658
# ††	Tenwow International Holdings Ltd.	4,023,000	36,554
	Three Squirrels, Inc., Class A	73,700	245,998
	Tian An China Investment Co. Ltd.	1,719,000	815,182
	Tian Di Science & Technology Co. Ltd., Class A	1,093,400	741,496
* Ω	Tian Ge Interactive Holdings Ltd.	2,221,000	221,240
	Tian Lun Gas Holdings Ltd.	1,352,500	793,667
*	Tian Shan Development Holding Ltd.	1,844,000	462,939
	Tiangong International Co. Ltd.	4,204,000	1,386,290
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	640,032
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	778,500	680,577
	Tianjin Development Holdings Ltd.	2,298,000	499,761
	Tianjin Port Development Holdings Ltd.	12,226,800	994,723
	Tianjin Teda Co. Ltd., Class A	30,500	16,477
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	19,900	58,762
	Tianli Education International Holdings Ltd.	3,114,000	307,472
#	Tianneng Power International Ltd.	2,966,048	2,471,113
*	Tianyun International Holdings Ltd.	1,794,000	349,792
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	30,900	114,319
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	245,755
	Tibet Tianlu Co. Ltd., Class A	122,100	102,107
*	Tibet Water Resources Ltd.	9,150,000	561,150
*	Time Watch Investments Ltd.	170,000	9,652
	Times China Holdings Ltd.	1,302,000	461,645
	Tomson Group Ltd.	2,541,054	633,886
	Tong Ren Tang Technologies Co. Ltd., Class H	2,547,000	1,938,432
*	Tongcheng Travel Holdings Ltd.	3,294,400	5,809,251
*	Tongda Group Holdings Ltd.	24,615,000	415,321
*	Tongdao Liepin Group	247,800	459,078
*	Tongding Interconnection Information Co. Ltd., Class A	324,800	186,982
	TongFu Microelectronics Co. Ltd., Class A	40,400	80,214
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	375,561
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	108,162
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	231,279
	Tongyu Heavy Industry Co. Ltd., Class A	477,553	176,572
	Top Spring International Holdings Ltd.	1,539,500	188,503
	Topsec Technologies Group, Inc., Class A	194,227	269,934
Ω	Topsports International Holdings Ltd.	3,532,000	2,701,452
	Towngas Smart Energy Co. Ltd.	4,546,510	2,245,241
	Transfar Zhilian Co. Ltd., Class A	349,200	331,994
	TravelSky Technology Ltd., Class H	3,352,000	5,062,106
*	Trigiant Group Ltd.	4,284,000	254,524
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	122,300	192,969
	Truly International Holdings Ltd.	6,217,573	1,693,452
Ω	Tsaker Chemical Group Ltd.	1,314,500	237,725
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	246,111
*	Tuniu Corp., Sponsored ADR	148,809	101,190
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	360,500	168,804
	Unilumin Group Co. Ltd., Class A	335,700	282,290
	Uni-President China Holdings Ltd.	5,278,000	4,625,117
#	United Energy Group Ltd.	30,502,900	3,587,214
††	Untrade.CTEG	18,320,000	148,951
	Valiant Co. Ltd., Class A	182,251	489,998
	VanJee Technology Co. Ltd., Class A	7,200	17,152
	Vats Liquor Chain Store Management JSC Ltd., Class A	81,400	446,216
	Vatti Corp. Ltd., Class A	188,447	143,379
Ω	VCredit Holdings Ltd.	159,400	63,417

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# * Ω	Venus MedTech Hangzhou, Inc., Class H	144,500	$265,274
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	575,815
#	Vinda International Holdings Ltd.	1,459,000	3,517,935
# *	Viomi Technology Co. Ltd., ADR	37,442	58,784
*	Vipshop Holdings Ltd., ADR	1,202,127	9,208,293
# †† Ω	Virscend Education Co. Ltd.	563,000	24,753
	Wangneng Environment Co. Ltd., Class A	94,545	267,207
	Wangsu Science & Technology Co. Ltd., Class A	594,400	429,049
	Want Want China Holdings Ltd.	372,000	335,792
	Wanxiang Qianchao Co. Ltd., Class A	1,154,662	899,037
#	Wasion Holdings Ltd.	2,402,000	785,604
	Wasu Media Holding Co. Ltd., Class A	357,024	401,864
	Weifu High-Technology Group Co. Ltd., Class A	168,203	514,726
	Weiqiao Textile Co., Class H	1,940,500	540,276
	Wellhope Foods Co. Ltd., Class A	362,080	435,025
	West China Cement Ltd.	9,802,000	1,541,312
	Wharf Holdings Ltd.	1,734,000	5,080,446
	Wisdom Education International Holdings Co. Ltd.	3,004,000	104,703
*	Wison Engineering Services Co. Ltd.	1,334,000	51,584
	Wolong Electric Group Co. Ltd., Class A	445,172	729,645
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	231,500	130,656
	Wuhan Department Store Group Co. Ltd., Class A	234,382	363,705
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	151,800	191,009
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	282,761
	Wuhu Token Science Co. Ltd., Class A	74,700	68,612
#	Wuling Motors Holdings Ltd.	1,010,000	133,035
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	466,361
	Wuxi Xinje Electric Co. Ltd., Class A	11,400	48,481
	XGD, Inc., Class A	155,100	288,334
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,777,000	781,480
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	227,516
	Xiamen International Airport Co. Ltd., Class A	20,400	44,991
	Xiamen International Port Co. Ltd., Class H	4,430,000	486,687
	Xiamen Intretech, Inc., Class A	10,300	31,907
	Xiamen ITG Group Corp. Ltd., Class A	489,000	551,326
	Xiamen Kingdomway Group Co., Class A	140,400	447,306
	Xiamen Xiangyu Co. Ltd., Class A	569,400	752,542
	Xi’an Triangle Defense Co. Ltd., Class A	96,600	565,121
	Xiandai Investment Co. Ltd., Class A	421,994	259,773
	Xilinmen Furniture Co. Ltd., Class A	121,000	430,550
	Xingda International Holdings Ltd.	6,085,861	1,091,185
	Xingfa Aluminium Holdings Ltd.	481,000	634,666
*	Xingyuan Environment Technology Co. Ltd., Class A	318,700	148,981
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,399,940
	Xinhuanet Co. Ltd., Class A	120,800	273,639
*	Xinji Shaxi Group Co. Ltd.	387,000	13,533
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	661,600	940,362
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	272,720
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	557,000	94,256
	Xinte Energy Co. Ltd., Class H	926,000	2,011,451
	Xinxiang Chemical Fiber Co. Ltd., Class A	28,900	15,494
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,045,700	760,084
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	89,200	209,303
	Xinyi Energy Holdings Ltd.	5,958,000	3,186,985
	Xinyu Iron & Steel Co. Ltd., Class A	577,800	498,363
#	Xtep International Holdings Ltd.	5,152,141	7,495,417
	Xuji Electric Co. Ltd., Class A	341,300	803,338
*	Xunlei Ltd., ADR	212,469	295,332
Ω	Yadea Group Holdings Ltd.	4,728,000	7,126,492

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	YaGuang Technology Group Co. Ltd., Class A	278,300	$219,650
*	Yanchang Petroleum International Ltd.	12,940,000	85,557
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	447,500	580,298
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	36,600	146,543
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	279,262
	Yantai Eddie Precision Machinery Co. Ltd., Class A	7,109	20,569
	YanTai Shuangta Food Co. Ltd., Class A	319,000	346,690
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	310,723
	Yantai Zhenghai Bio-tech Co. Ltd.	7,100	58,753
*	Yashili International Holdings Ltd.	5,168,000	555,648
# *	Yeahka Ltd.	17,200	44,743
	YGSOFT, Inc., Class A	260,300	225,406
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	808,600	516,848
*	Yida China Holdings Ltd.	1,148,000	60,568
	Yifan Pharmaceutical Co. Ltd., Class A	265,766	475,283
	Yihai International Holding Ltd.	1,667,000	4,692,734
	Yijiahe Technology Co. Ltd., Class A	64,876	406,038
#	Yincheng International Holding Co. Ltd.	26,000	8,935
	Yipinhong Pharmaceutical Co. Ltd., Class A	97,380	409,475
	Yip’s Chemical Holdings Ltd.	1,386,000	712,207
*	Yiren Digital Ltd., Sponsored ADR	220,957	452,962
# * Ω	Yixin Group Ltd.	1,892,500	190,904
	Yixintang Pharmaceutical Group Co. Ltd., Class A	123,400	377,491
	Yotrio Group Co. Ltd., Class A	677,800	337,908
*	Youzu Interactive Co. Ltd., Class A	314,800	433,063
*	Yuan Heng Gas Holdings Ltd.	2,012,000	115,108
	Yuexiu Property Co. Ltd.	5,545,456	5,770,122
	Yuexiu Transport Infrastructure Ltd.	4,268,018	2,723,629
	Yunnan Copper Co. Ltd., Class A	370,272	580,572
	Yusys Technologies Co. Ltd., Class A	98,900	223,180
	Yuzhou Group Holdings Co. Ltd.	3,085,181	218,212
	ZBOM Home Collection Co. Ltd., Class A	100,588	310,393
#	Zepp Health Corp., ADR	24,510	59,314
	Zhaojin Mining Industry Co. Ltd., Class H	4,019,500	3,820,825
	Zhejiang Communications Technology Co. Ltd.	463,200	476,385
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	409,650
	Zhejiang Crystal-Optech Co. Ltd., Class A	398,626	564,995
	Zhejiang Expressway Co. Ltd., Class H	5,940,000	4,896,963
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	222,400	421,009
# * ††	Zhejiang Glass Co. Ltd.	445,000	0
	Zhejiang Hailiang Co. Ltd., Class A	642,181	877,345
	Zhejiang Hangmin Co. Ltd., Class A	354,400	272,949
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	409,982
	Zhejiang Huace Film & Television Co. Ltd., Class A	502,700	328,653
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	452,900
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	50,745
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,829	527,724
*	Zhejiang Jingu Co. Ltd., Class A	346,600	268,601
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	376,663
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	983,168	495,640
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	123,600	282,511
	Zhejiang Medicine Co. Ltd., Class A	338,800	645,300
	Zhejiang Meida Industrial Co. Ltd., Class A	223,540	475,509
	Zhejiang Narada Power Source Co. Ltd., Class A	172,700	280,199
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	397,956	219,943
	Zhejiang Runtu Co. Ltd., Class A	306,134	359,925
*	Zhejiang Shibao Co. Ltd., Class H	558,000	97,398
	Zhejiang Southeast Space Frame Co. Ltd., Class A	138,600	181,296
	Zhejiang Tiantie Industry Co. Ltd., Class A	23,200	49,690

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,205	$404,217
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	819,420	466,056
	Zhejiang Wanliyang Co. Ltd., Class A	244,570	244,647
	Zhejiang Wanma Co. Ltd., Class A	111,500	109,655
	Zhejiang Wansheng Co. Ltd., Class A	34,900	84,807
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	9,000	55,731
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	298,744
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	247,902	643,267
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	48,591
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	274,110
	Zhejiang Yinlun Machinery Co. Ltd., Class A	50,700	59,126
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,089,800	1,144,188
*	Zhong An Group Ltd.	13,063,800	496,348
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,277,100	4,391,104
#	Zhongliang Holdings Group Co. Ltd.	464,500	149,088
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	296,300	222,647
	Zhongshan Public Utilities Group Co. Ltd., Class A	485,800	561,257
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	472,931
	Zhongyu Energy Holdings Ltd.	1,994,306	1,751,691
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,883,500	1,484,022
#	Zhuguang Holdings Group Co. Ltd.	7,108,000	1,295,806
	Zhuhai Bojay Electronics Co. Ltd., Class A	14,178	69,114
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	195,328
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	246,921	264,056
*	ZJBC Information Technology Co. Ltd., Class A	201,160	85,245

TOTAL CHINA			1,059,374,208

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	153,904
	Celsia SA ESP	1,957,518	2,111,825
	Cementos Argos SA	1,098,387	1,666,451
*	CEMEX Latam Holdings SA	765,979	532,199
*	Corp. Financiera Colombiana SA	275,562	2,019,027
	Grupo Argos SA	48,640	176,962
	Mineros SA	223,012	182,838
	Promigas SA ESP	10,240	18,020

TOTAL COLOMBIA			6,861,226

GREECE — (0.3%)
*	Aegean Airlines SA	137,813	770,197
	Athens Water Supply & Sewage Co. SA	102,231	762,659
	Autohellas Tourist & Trading SA	62,316	610,289
	Bank of Greece	115,124	2,166,946
*	Ellaktor SA	381,229	546,563
	ElvalHalcor SA	61,497	107,978
*	Fourlis Holdings SA	148,500	578,957
*	GEK Terna Holding Real Estate Construction SA	253,934	2,605,345
	Hellenic Exchanges - Athens Stock Exchange SA	202,258	793,897
	Holding Co. ADMIE IPTO SA	297,838	714,338
*	Intracom Holdings SA	131,176	235,798
*	LAMDA Development SA	150,639	1,025,246
	Motor Oil Hellas Corinth Refineries SA	24,547	388,337
	Piraeus Port Authority SA	26,723	486,619
	Quest Holdings SA	40,294	246,820
	Sarantis SA	131,589	1,005,923
	Terna Energy SA	99,737	1,864,069
	Thrace Plastics Holding & Co.	6,826	33,703

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA	20,332	$284,859

TOTAL GREECE			15,228,543

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
††	CECEP COSTIN New Materials Group Ltd.	4,494,000	64,429
* ††	Karce Co. Ltd.	1,336,000	0
* ††	Magnum Uranium Corp.	876,000	0
	My Medicare	6,950,000	38,173
* ††	Realgold Resources Corp.	300,500	0
	Texhong Textile Group Ltd.	85,000	102,219
* ††	Untrade Youyuan Holdings	2,698,070	0
* ††	Untrade. C Fiber Optic	9,639,999	0

TOTAL HONG KONG			204,821

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	1,433,835	1,551,786
# *	Opus Global Nyrt	302,678	168,818
	Richter Gedeon Nyrt	62,801	1,253,011

TOTAL HUNGARY			2,973,615

INDIA — (16.5%)
	63 Moons Technologies Ltd.	5,460	15,642
	Aarti Drugs Ltd.	110,812	665,410
	Aarti Industries Ltd.	480,830	5,530,478
	Abbott India Ltd.	15,291	3,407,230
	Accelya Solutions India Ltd.	3,300	41,507
	Action Construction Equipment Ltd.	64,420	201,364
	Adani Enterprises Ltd.	163,065	4,947,126
*	Adani Green Energy Ltd.	94,029	3,512,855
*	Adani Power Ltd.	1,407,682	5,142,323
	Adani Total Gas Ltd.	50,749	1,629,277
*	Adani Transmission Ltd.	275,811	9,936,284
*	Aditya Birla Capital Ltd.	1,042,109	1,626,782
	Advanced Enzyme Technologies Ltd.	166,705	655,083
	Aegis Logistics Ltd.	508,694	1,461,624
	Agro Tech Foods Ltd.	54,802	650,604
*	Ahluwalia Contracts India Ltd.	29,779	203,528
	AIA Engineering Ltd.	176,351	4,437,508
	Ajanta Pharma Ltd.	101,318	2,279,053
	Akzo Nobel India Ltd.	43,658	1,071,968
	Alembic Ltd.	269,593	271,348
	Alembic Pharmaceuticals Ltd.	204,849	2,080,954
	Alkem Laboratories Ltd.	7,618	323,984
	Alkyl Amines Chemicals	50,321	2,075,190
	Allcargo Logistics Ltd.	227,668	1,045,599
*	Alok Industries Ltd.	3,273,901	1,087,721
	Amara Raja Batteries Ltd.	175,308	1,276,466
*	Amber Enterprises India Ltd.	8,826	423,254
	Amrutanjan Health Care Ltd.	18,616	218,200
* ††	Amtek Auto Ltd.	217,501	1,467
	Anant Raj Ltd.	31,769	25,901
	Andhra Sugars Ltd.	39,058	81,972
	Apar Industries Ltd.	9,747	85,281
	Apcotex Industries Ltd.	13,082	100,418
*	APL Apollo Tubes Ltd.	318,283	4,237,769
	Apollo Tyres Ltd.	1,117,624	2,961,730
*	Arvind Fashions Ltd.	207,643	770,912

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Arvind Ltd.	591,006	$944,802
	Asahi India Glass Ltd.	352,222	2,115,930
	Ashiana Housing Ltd.	46,993	92,222
*	Ashoka Buildcon Ltd.	369,747	414,332
	Asian Granito India Ltd.	7,080	6,693
	Astec Lifesciences Ltd.	6,132	143,848
* Ω	Aster DM Healthcare Ltd.	93,191	234,232
	Astra Microwave Products Ltd.	26,394	86,702
	Astral Ltd.	167,831	4,695,462
	AstraZeneca Pharma India Ltd.	17,775	640,240
	Atul Ltd.	56,299	6,514,998
* Ω	AU Small Finance Bank Ltd.	107,459	1,933,834
	Automotive Axles Ltd.	15,690	327,243
	Avanti Feeds Ltd.	176,442	998,780
	Bajaj Consumer Care Ltd.	362,855	792,590
*	Bajaj Electricals Ltd.	18,646	266,006
*	Bajaj Hindusthan Sugar Ltd.	1,332,368	296,311
	Bajaj Holdings & Investment Ltd.	50,436	3,410,838
	Balaji Amines Ltd.	43,259	1,815,135
	Balkrishna Industries Ltd.	20,217	560,720
	Balmer Lawrie & Co. Ltd.	230,549	356,931
	Balrampur Chini Mills Ltd.	489,227	2,825,293
	Banco Products India Ltd.	14,120	25,953
*	Bank of India	574,453	357,755
*	Bank of Maharashtra	986,206	228,394
	Bannari Amman Sugars Ltd.	12,765	445,999
	BASF India Ltd.	46,643	1,634,465
	Bata India Ltd.	151,365	3,852,792
	Bayer CropScience Ltd.	13,354	808,087
	BEML Ltd.	48,307	1,038,473
*	BF Utilities Ltd.	59,511	295,059
	Bhansali Engineering Polymers Ltd.	235,301	383,790
	Bharat Bijlee Ltd.	2,006	44,505
	Bharat Dynamics Ltd.	60,728	589,987
	Bharat Electronics Ltd.	892,804	2,753,405
	Bharat Forge Ltd.	628,316	5,727,748
*	Bharat Heavy Electricals Ltd.	2,694,385	1,834,442
	Bharat Rasayan Ltd.	2,908	531,677
	Birla Corp. Ltd.	96,625	1,368,496
	Birlasoft Ltd.	466,391	2,485,725
	Bliss Gvs Pharma Ltd.	133,346	139,425
	Blue Dart Express Ltd.	17,602	1,558,670
	Blue Star Ltd.	88,625	1,318,274
	Bodal Chemicals Ltd.	82,131	117,004
	Bombay Burmah Trading Co.	12,619	165,627
*	Bombay Dyeing & Manufacturing Co. Ltd.	270,409	435,022
*	Borosil Renewables Ltd.	90,150	820,647
	Brigade Enterprises Ltd.	287,122	1,689,311
	Brightcom Group Ltd.	22,983	24,941
	BSE Ltd.	261,489	3,066,719
*	Camlin Fine Sciences Ltd.	62,373	99,260
	Can Fin Homes Ltd.	183,795	1,409,847
*	Canara Bank	6,339	18,816
*	Capacit’e Infraprojects Ltd.	15,657	27,735
	Caplin Point Laboratories Ltd.	72,924	671,707
	Carborundum Universal Ltd.	262,115	2,657,085
	Care Ratings Ltd.	49,682	297,975
	Castrol India Ltd.	566,471	797,951
	CCL Products India Ltd.	278,029	1,479,259

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	86,455	$1,272,772
*	Central Bank of India Ltd.	531,432	128,501
	Central Depository Services India Ltd.	206,228	3,686,714
	Century Enka Ltd.	12,482	95,655
	Century Plyboards India Ltd.	218,215	1,803,807
	Century Textiles & Industries Ltd.	142,158	1,535,907
	Cera Sanitaryware Ltd.	18,745	1,018,288
	CESC Ltd.	2,196,962	2,441,521
*	CG Power & Industrial Solutions Ltd.	315,782	811,188
	Chambal Fertilisers & Chemicals Ltd.	574,017	3,398,410
*	Chennai Petroleum Corp. Ltd.	157,831	571,504
††	Chennai Super Kings Cricket Ltd.	1,658,632	9,154
	Cholamandalam Financial Holdings Ltd.	398,017	3,366,729
	Cholamandalam Investment & Finance Co. Ltd.	53,578	517,427
	Cigniti Technologies Ltd.	4,539	25,855
	City Union Bank Ltd.	1,316,807	2,347,416
Ω	Cochin Shipyard Ltd.	45,819	200,160
	Coforge Ltd.	102,611	5,586,189
	Computer Age Management Services Ltd.	23,851	761,742
	Container Corp. of India Ltd.	189,088	1,594,303
	Coromandel International Ltd.	406,680	4,734,277
	Cosmo Films Ltd.	10,174	250,283
*	CreditAccess Grameen Ltd.	56,723	765,321
	CRISIL Ltd.	61,867	2,997,579
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	8,289,894
*	CSB Bank Ltd.	19,944	55,528
	Cummins India Ltd.	296,857	3,978,954
	Cyient Ltd.	184,457	2,120,807
*	D B Realty Ltd.	15,965	18,494
	Dalmia Bharat Ltd.	153,753	3,037,780
	Dalmia Bharat Sugar & Industries Ltd.	10,316	63,323
	DB Corp. Ltd.	50,465	59,328
*	DCB Bank Ltd.	611,934	633,794
	DCM Shriram Ltd.	132,530	2,030,626
*	DCW Ltd.	86,564	52,926
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,629,326
	Deepak Nitrite Ltd.	174,205	5,235,218
	Delta Corp. Ltd.	446,857	1,543,819
*	DEN Networks Ltd.	181,626	96,513
	Dhampur Sugar Mills Ltd.	121,578	823,035
*	Dhani Services Ltd.	982,211	696,186
	Dhanuka Agritech Ltd.	43,376	403,636
Ω	Dilip Buildcon Ltd.	141,880	486,120
*	Dish TV India Ltd.	3,313,643	705,563
*	Dishman Carbogen Amcis Ltd.	210,016	446,792
	Dixon Technologies India Ltd.	86,540	4,897,697
	Dollar Industries Ltd.	11,600	87,000
Ω	Dr Lal PathLabs Ltd.	101,801	3,444,290
*	DRC Systems India Ltd.	21,540	12,102
*	Dredging Corp. of India Ltd.	9,174	41,285
	Dwarikesh Sugar Industries Ltd.	100,754	165,176
*	Dynamatic Technologies Ltd.	1,653	49,624
	eClerx Services Ltd.	66,992	2,104,709
	Edelweiss Financial Services Ltd.	1,553,368	1,209,326
	EID Parry India Ltd.	253,753	1,768,066
*	EIH Associated Hotels	2,335	14,170
*	EIH Ltd.	598,761	1,241,274
	Electrosteel Castings Ltd.	623,369	309,410
	Elgi Equipments Ltd.	526,947	2,367,437

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Emami Ltd.	410,385	$2,618,759
Ω	Endurance Technologies Ltd.	50,432	803,656
	Engineers India Ltd.	716,970	599,041
	EPL Ltd.	171,552	376,104
* Ω	Equitas Small Finance Bank Ltd.	139,908	99,076
Ω	Eris Lifesciences Ltd.	85,412	762,857
	ESAB India Ltd.	3,939	167,943
	Escorts Ltd.	65,965	1,400,456
*	Eveready Industries India Ltd.	54,492	227,100
	Everest Industries Ltd.	1,236	9,379
	Everest Kanto Cylinder Ltd.	66,676	169,021
	Excel Industries Ltd.	3,403	63,478
	Exide Industries Ltd.	1,080,287	2,144,957
*	FDC Ltd.	175,365	611,086
	Federal Bank Ltd.	5,370,459	6,683,498
	FIEM Industries Ltd.	5,032	62,980
	Filatex India Ltd.	107,870	164,764
	Fine Organic Industries Ltd.	8,143	475,827
	Finolex Cables Ltd.	272,441	1,417,157
	Finolex Industries Ltd.	955,420	1,932,133
	Firstsource Solutions Ltd.	984,127	1,587,511
	Force Motors Ltd.	4,465	69,104
*	Fortis Healthcare Ltd.	1,778,161	6,163,496
*	Future Consumer Ltd.	175,333	5,137
	Gabriel India Ltd.	234,396	360,927
	Galaxy Surfactants Ltd.	12,936	488,537
	Garden Reach Shipbuilders & Engineers Ltd.	32,522	120,140
	Garware Technical Fibres Ltd.	35,738	1,420,562
*	Gateway Distriparks Ltd.	978,876	955,922
*	Gati Ltd.	95,449	212,047
*	Gayatri Projects Ltd.	54,223	14,708
	GE Power India Ltd.	11,324	25,899
*	GE T&D India Ltd.	196,502	316,822
* Ω	General Insurance Corp. of India	11,497	19,879
	Genus Power Infrastructures Ltd.	96,180	129,237
	Geojit Financial Services Ltd.	27,742	23,782
	GHCL Ltd.	182,273	1,469,058
	GIC Housing Finance Ltd.	10,397	19,312
	Gillette India Ltd.	17,329	1,199,703
	GlaxoSmithKline Pharmaceuticals Ltd.	33,544	685,934
	Glenmark Pharmaceuticals Ltd.	501,614	2,871,868
	GMM Pfaudler Ltd.	2,654	155,713
*	GMR Infrastructure Ltd.	1,795,502	874,120
	Godawari Power & Ispat Ltd.	33,002	178,611
	Godfrey Phillips India Ltd.	48,483	764,102
Ω	Godrej Agrovet Ltd.	25,775	183,633
*	Godrej Industries Ltd.	188,963	1,212,253
	Goodyear India Ltd.	3,137	37,127
	Granules India Ltd.	480,026	1,754,496
	Graphite India Ltd.	56,234	382,609
	Gravita India Ltd.	3,285	13,381
	Great Eastern Shipping Co. Ltd. (The)	307,104	1,556,565
	Greaves Cotton Ltd.	339,261	725,590
	Greenlam Industries Ltd.	14,390	66,361
	Greenpanel Industries Ltd.	48,546	380,835
	Greenply Industries Ltd.	97,847	266,424
	Grindwell Norton Ltd.	105,759	2,351,523
	Gujarat Alkalies & Chemicals Ltd.	126,178	1,635,568
	Gujarat Ambuja Exports Ltd.	252,205	1,085,266

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	139,493	$5,080,719
	Gujarat Industries Power Co. Ltd.	151,680	184,051
	Gujarat Mineral Development Corp. Ltd.	143,540	344,558
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	2,585,175
	Gujarat Pipavav Port Ltd.	986,533	1,122,102
	Gujarat State Fertilizers & Chemicals Ltd.	454,863	1,012,381
	Gujarat State Petronet Ltd.	781,576	2,657,453
	Gulf Oil Lubricants India Ltd.	50,156	278,242
*	Hathway Cable & Datacom Ltd.	852,319	222,690
	Hatsun Agro Product Ltd.	105,358	1,447,091
	HBL Power Systems Ltd.	150,930	170,253
*	HealthCare Global Enterprises Ltd.	18,544	68,482
	HEG Ltd.	14,568	231,460
	HeidelbergCement India Ltd.	244,465	642,802
	Heritage Foods Ltd.	51,381	209,631
	Hester Biosciences Ltd.	11,114	376,512
	HFCL Ltd.	2,094,768	1,999,610
	HG Infra Engineering Ltd.	17,499	140,629
	Hikal Ltd.	204,581	1,058,644
	HIL Ltd.	14,909	740,007
	Himadri Speciality Chemical Ltd.	539,750	487,325
	Himatsingka Seide Ltd.	66,016	126,902
	Hinduja Global Solutions Ltd.	72,357	959,113
	Hindustan Aeronautics Ltd.	8,128	168,338
*	Hindustan Construction Co. Ltd.	2,351,198	482,030
	Hindustan Copper Ltd.	281,976	410,642
*	Hindustan Oil Exploration Co. Ltd.	190,919	500,143
	Hle Glascoat Ltd.	2,753	166,590
	Honda India Power Products Ltd.	12,211	229,514
	Honeywell Automation India Ltd.	2,492	1,297,154
	HSIL Ltd.	14,441	59,389
	Huhtamaki India Ltd.	86,236	221,039
	I G Petrochemicals Ltd.	13,766	133,410
Ω	ICICI Securities Ltd.	136,551	996,161
	ICRA Ltd.	4,665	248,365
*	IDFC First Bank Ltd.	6,440,948	3,286,239
	IDFC Ltd.	3,888,266	2,863,585
*	IFB Industries Ltd.	32,304	403,500
*	IFCI Ltd.	491,185	71,687
	Igarashi Motors India Ltd.	2,487	11,488
	IIFL Finance Ltd.	572,417	2,613,128
	IIFL Securities Ltd.	43,631	50,687
	IIFL Wealth Management Ltd.	169,047	3,732,489
	India Cements Ltd.	488,174	1,309,753
	India Glycols Ltd.	50,275	629,903
	India Nippon Electricals Ltd.	1,455	8,257
	Indiabulls Housing Finance Ltd.	947,333	1,880,459
*	Indiabulls Real Estate Ltd.	592,643	684,530
Ω	IndiaMart InterMesh Ltd.	8,434	540,034
	Indian Bank	249,104	526,499
Ω	Indian Energy Exchange Ltd.	750,762	2,078,969
	Indian Hotels Co. Ltd.	2,698,770	8,924,080
	Indian Hume Pipe Co. Ltd. (The)	35,244	82,698
	Indian Metals & Ferro Alloys Ltd.	3,008	16,006
	Indo Count Industries Ltd.	166,243	337,199
	Indoco Remedies Ltd.	110,768	553,743
	Indraprastha Gas Ltd.	87,065	399,929
	INEOS Styrolution India Ltd.	15,206	166,373
	Infibeam Avenues Ltd.	2,531,827	594,956

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ingersoll Rand India Ltd.	10,463	$230,458
*	Inox Leisure Ltd.	120,537	781,370
*	Inox Wind Ltd.	68,852	96,351
*	Insecticides India Ltd.	1,622	15,161
*	Intellect Design Arena Ltd.	257,424	2,653,671
	IOL Chemicals & Pharmaceuticals Ltd.	33,532	199,161
	Ipca Laboratories Ltd.	431,692	5,690,769
*	IRB Infrastructure Developers Ltd.	392,575	1,203,649
Ω	IRCON International Ltd.	340,066	183,746
	ITD Cementation India Ltd.	240,706	213,528
*	ITI Ltd.	107,422	139,972
	J Kumar Infraprojects Ltd.	45,943	127,257
*	Jagran Prakashan Ltd.	305,072	266,297
	Jai Corp. Ltd.	117,016	215,157
*	Jaiprakash Associates Ltd.	1,940,924	233,537
*	Jaiprakash Power Ventures Ltd.	13,014,526	1,264,638
*	Jammu & Kashmir Bank Ltd. (The)	469,222	187,086
	Jamna Auto Industries Ltd.	596,709	854,862
	JB Chemicals & Pharmaceuticals Ltd.	141,326	3,133,357
	JBM Auto Ltd.	24,840	164,559
	Jindal Poly Films Ltd.	69,731	1,005,360
	Jindal Saw Ltd.	598,771	714,538
*	Jindal Stainless Hisar Ltd.	352,858	1,626,927
*	Jindal Stainless Ltd.	637,551	1,528,585
	JK Cement Ltd.	124,172	4,279,083
	JK Lakshmi Cement Ltd.	171,089	981,160
	JK Paper Ltd.	300,392	1,400,600
	JK Tyre & Industries Ltd.	309,349	515,211
	JM Financial Ltd.	1,500,361	1,493,108
	JMC Projects India Ltd.	170,972	184,221
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	30,395	772,635
	JSW Energy Ltd.	1,130,932	4,719,247
	JTEKT India Ltd.	150,187	155,464
	Jubilant Ingrevia Ltd.	455,030	2,959,671
	Jubilant Pharmova Ltd.	270,636	1,655,289
	Jyothy Labs Ltd.	475,110	959,504
	Kajaria Ceramics Ltd.	298,779	4,005,113
	Kalpataru Power Transmission Ltd.	229,449	1,075,104
	Kalyani Steels Ltd.	73,704	298,536
	Kansai Nerolac Paints Ltd.	115,063	703,620
	Karnataka Bank Ltd. (The)	745,374	609,191
	Karur Vysya Bank Ltd.	1,624,247	1,024,089
	Kaveri Seed Co. Ltd.	83,707	587,107
	KCP Ltd.	65,545	98,566
	KEC International Ltd.	358,491	1,856,480
	KEI Industries Ltd.	210,092	3,306,066
	Kennametal India Ltd.	4,425	109,994
*	Kesoram Industries Ltd.	108,624	84,992
*	Kiri Industries Ltd.	76,505	494,559
	Kirloskar Brothers Ltd.	2,048	8,699
	Kirloskar Ferrous Industries Ltd.	35,050	112,519
	Kirloskar Oil Engines Ltd.	196,999	414,199
	Kitex Garments Ltd.	13,703	46,352
	KNR Constructions Ltd.	372,490	1,308,085
*	Kolte-Patil Developers Ltd.	27,628	96,431
	KPIT Technologies Ltd.	697,657	4,993,159
	KPR Mill Ltd.	432,892	3,546,025
	KRBL Ltd.	158,822	492,569
	KSB Ltd.	45,773	794,404

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	L&T Finance Holdings Ltd.	2,428,362	$2,756,476
	LA Opala RG Ltd.	131,747	520,507
	Lakshmi Machine Works Ltd.	12,187	1,480,410
Ω	Laurus Labs Ltd.	837,166	6,339,955
* Ω	Lemon Tree Hotels Ltd.	876,090	754,383
	LG Balakrishnan & Bros Ltd.	46,615	397,840
	LIC Housing Finance Ltd.	965,081	4,738,700
	Linde India Ltd.	80,867	3,780,237
	LT Foods Ltd.	472,709	535,630
	Lumax Auto Technologies Ltd.	34,222	81,176
	Lumax Industries Ltd.	1,862	23,362
	LUX Industries Ltd.	27,941	838,445
	Mahanagar Gas Ltd.	195,326	1,954,753
	Maharashtra Scooters Ltd.	786	39,586
	Maharashtra Seamless Ltd.	98,993	758,922
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	4,271,317
	Mahindra CIE Automotive Ltd.	439,069	1,251,225
*	Mahindra Holidays & Resorts India Ltd.	215,913	716,064
*	Mahindra Lifespace Developers Ltd.	295,643	1,468,956
Ω	Mahindra Logistics Ltd.	34,118	225,704
	Maithan Alloys Ltd.	6,596	111,938
	Man Infraconstruction Ltd.	155,863	209,973
	Manappuram Finance Ltd.	1,034,392	1,544,222
	Mangalam Cement Ltd.	6,575	32,634
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	615,955
	Marksans Pharma Ltd.	675,884	470,437
Ω	MAS Financial Services Ltd.	32,705	275,115
	Mastek Ltd.	45,504	1,655,101
*	Max Financial Services Ltd.	202,845	1,993,327
*	Max Healthcare Institute Ltd.	740,041	3,955,992
	Mayur Uniquoters Ltd.	55,428	268,169
	Mazagon Dock Shipbuilders Ltd.	29,477	113,991
*	Meghmani Finechem Ltd.	47,103	879,247
	Meghmani Organics Ltd.	501,099	810,140
Ω	Metropolis Healthcare Ltd.	49,264	1,538,284
	Minda Corp. Ltd.	112,024	358,435
	Minda Industries Ltd.	237,168	2,820,864
*	Mirc Electronics Ltd.	24,460	5,925
*	Mirza International Ltd.	38,092	104,521
Ω	Mishra Dhatu Nigam Ltd.	67,008	167,805
	MM Forgings Ltd.	4,014	46,591
	MOIL Ltd.	209,131	483,563
	Monte Carlo Fashions Ltd.	18,930	137,702
*	Morepen Laboratories Ltd.	893,603	563,093
	Motilal Oswal Financial Services Ltd.	127,054	1,487,083
	Mphasis Ltd.	141,650	5,186,509
	MRF Ltd.	2,095	1,980,788
	MSTC Ltd.	43,926	191,521
	Multi Commodity Exchange of India Ltd.	72,481	1,347,738
	Nahar Spinning Mills Ltd.	11,392	76,513
*	Narayana Hrudayalaya Ltd.	62,229	567,670
	Natco Pharma Ltd.	354,253	3,626,545
	National Aluminium Co. Ltd.	2,223,972	3,001,937
*	National Fertilizers Ltd.	16,472	12,621
	Nava Bharat Ventures Ltd.	237,619	506,200
	Navin Fluorine International Ltd.	67,419	3,439,251
	Navneet Education Ltd.	316,145	423,259
	NBCC India Ltd.	2,349,156	1,152,188
	NCC Ltd.	1,000,407	881,194

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NCL Industries Ltd.	16,947	$41,432
	NELCO Ltd.	18,340	159,730
	Neogen Chemicals Ltd.	12,136	246,481
	NESCO Ltd.	76,992	577,005
*	Network18 Media & Investments Ltd.	360,369	407,372
	Neuland Laboratories Ltd.	4,447	76,993
	Newgen Software Technologies Ltd.	17,273	104,766
	NHPC Ltd.	2,020,565	872,388
	NIIT Ltd.	316,922	2,351,253
	Nilkamal Ltd.	20,926	553,596
	NLC India Ltd.	685,573	730,714
	NOCIL Ltd.	318,127	937,528
	NRB Bearings Ltd.	160,550	251,702
	Nucleus Software Exports Ltd.	28,161	157,459
*	Oberoi Realty Ltd.	271,843	3,375,119
	Oil India Ltd.	909,593	2,680,582
*	Olectra Greentech Ltd.	10,905	90,094
*	Omaxe Ltd.	162,081	210,409
	OnMobile Global Ltd.	74,467	158,475
	Oracle Financial Services Software Ltd.	11,744	547,152
	Orient Cement Ltd.	376,080	672,525
	Orient Electric Ltd.	333,010	1,435,777
	Orient Paper & Industries Ltd.	106,744	44,779
	Oriental Aromatics Ltd.	1,780	16,025
	Oriental Carbon & Chemicals Ltd.	13,160	150,437
	Oriental Hotels Ltd.	16,334	13,638
	Page Industries Ltd.	3,798	2,256,692
	Paisalo Digital Ltd.	20,279	195,517
	Panama Petrochem Ltd.	24,220	111,535
Ω	Parag Milk Foods Ltd.	100,063	131,463
*	Patel Engineering Ltd.	94,349	31,499
*	PC Jeweller Ltd.	240,798	68,191
	PCBL Ltd.	555,314	806,356
	Persistent Systems Ltd.	220,788	12,384,115
	Petronet LNG Ltd.	92,651	245,285
	Pfizer Ltd.	35,677	2,041,982
	Phoenix Mills Ltd.	331,488	4,587,402
* Ω	PNB Housing Finance Ltd.	238,767	1,164,294
	PNC Infratech Ltd.	168,016	559,139
	Poly Medicure Ltd.	72,531	818,955
	Polyplex Corp. Ltd.	57,415	2,036,600
*	Poonawalla Fincorp Ltd.	89,340	352,495
	Power Finance Corp. Ltd.	503,564	770,397
*	Power Mech Projects Ltd.	3,869	46,515
	Praj Industries Ltd.	362,160	1,916,701
*	Prakash Industries Ltd.	87,604	85,777
Ω	Prataap Snacks Ltd.	3,362	30,435
	Precision Camshafts Ltd.	5,523	9,387
	Prestige Estates Projects Ltd.	519,390	3,196,016
*	Pricol Ltd.	131,786	236,140
	Prince Pipes & Fittings Ltd.	62,893	540,674
*	Prism Johnson Ltd.	457,223	677,406
	Privi Speciality Chemicals Ltd.	7,832	199,479
	Procter & Gamble Health Ltd.	29,018	1,695,668
	PSP Projects Ltd.	17,582	123,009
*	PTC India Financial Services Ltd.	839,507	183,375
	PTC India Ltd.	682,213	819,007
*	PVR Ltd.	95,774	2,250,832
Ω	Quess Corp. Ltd.	102,328	952,361

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Quick Heal Technologies Ltd.	5,285	$12,945
	Radico Khaitan Ltd.	274,639	3,210,246
	Rain Industries Ltd.	453,064	1,000,060
	Rajesh Exports Ltd.	227,181	1,861,235
	Rallis India Ltd.	274,482	838,383
	Ramco Cements Ltd.	304,449	3,153,249
	Ramco Industries Ltd.	125,986	359,731
*	Ramco Systems Ltd.	9,219	36,952
	Ramkrishna Forgings Ltd.	77,240	188,837
*	Ramky Infrastructure Ltd.	19,107	52,006
*	Rane Holdings Ltd.	6,196	49,975
	Rashtriya Chemicals & Fertilizers Ltd.	598,796	778,409
	Ratnamani Metals & Tubes Ltd.	60,256	1,849,359
*	RattanIndia Power Ltd.	684,090	48,011
*	Raymond Ltd.	136,741	1,479,392
* Ω	RBL Bank Ltd.	1,178,715	1,829,506
	REC Ltd.	2,682,245	4,429,561
	Redington India Ltd.	2,083,421	4,136,533
	Relaxo Footwears Ltd.	150,628	2,121,389
	Reliance Industrial Infrastructure Ltd.	23,244	334,928
*	Reliance Infrastructure Ltd.	101,576	164,912
*	Reliance Power Ltd.	6,295,573	1,190,634
	Repco Home Finance Ltd.	52,378	123,506
	Rhi Magnesita India Ltd.	26,148	204,109
	Rico Auto Industries Ltd.	75,605	36,316
	RITES Ltd.	51,437	178,872
	Route Mobile Ltd.	15,083	319,025
*	RPSG Ventures Ltd.	10,147	77,881
*	RSWM Ltd.	24,818	164,044
	Rupa & Co. Ltd.	21,958	150,710
	Sagar Cements Ltd.	22,242	67,322
	Sangam India Ltd.	4,785	23,906
*	Sanghi Industries Ltd.	13,652	8,514
	Sanofi India Ltd.	31,028	2,820,729
	Sarda Energy & Minerals Ltd.	9,889	153,988
	Saregama India Ltd.	67,440	374,304
	Sasken Technologies Ltd.	14,843	159,173
	Savita Oil Technologies Ltd.	3,628	53,719
	Schaeffler India Ltd.	160,300	4,786,961
*	Schneider Electric Infrastructure Ltd.	107,552	191,300
*	SEAMEC Ltd.	886	12,392
	Sequent Scientific Ltd.	244,159	427,754
	Seshasayee Paper & Boards Ltd.	4,904	13,116
Ω	SH Kelkar & Co. Ltd.	34,508	69,444
	Shakti Pumps India Ltd.	1,329	9,094
*	Shankara Building Products Ltd.	6,400	63,252
	Sharda Cropchem Ltd.	84,617	687,283
*	Sheela Foam Ltd.	4,702	214,890
	Shilpa Medicare Ltd.	123,440	741,014
	Shipping Corp. of India Ltd.	469,725	814,614
*	Shoppers Stop Ltd.	107,780	698,246
*	Shree Renuka Sugars Ltd.	1,570,244	1,091,308
	Shriram City Union Finance Ltd.	64,781	1,438,736
	Shriram Transport Finance Co. Ltd.	385,851	5,985,111
*	Sintex Plastics Technology Ltd.	169,661	15,451
*	SIS Ltd.	44,922	296,106
	Siyaram Silk Mills Ltd.	12,672	107,507
	SKF India Ltd.	78,344	3,432,192
	Sobha Ltd.	141,482	1,178,454

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Solar Industries India Ltd.	107,818	$3,845,826
	Solara Active Pharma Sciences Ltd.	13,202	110,503
	Somany Ceramics Ltd.	13,279	110,117
	Somany Home Innovation Ltd.	121,287	541,084
	Sonata Software Ltd.	202,648	1,965,103
*	South Indian Bank Ltd. (The)	3,518,032	365,611
	SP Apparels Ltd.	1,629	7,720
	SRF Ltd.	64,575	2,106,243
*	Star Cement Ltd.	48,662	58,190
*	Sterling & Wilson Renewable	46,227	226,968
	Sterlite Technologies Ltd.	525,634	1,323,726
	Strides Pharma Science Ltd.	224,506	955,215
	Subex Ltd.	429,044	196,844
	Subros Ltd.	89,803	390,252
	Sudarshan Chemical Industries	102,209	697,897
	Sumitomo Chemical India Ltd.	124,491	698,582
	Sun TV Network Ltd.	271,329	1,704,247
	Sundaram Finance Holdings Ltd.	80,225	80,067
	Sundaram Finance Ltd.	88,862	2,325,923
	Sundaram-Clayton Ltd.	8,631	427,449
	Sundram Fasteners Ltd.	321,801	3,362,410
	Sunteck Realty Ltd.	194,027	1,210,054
	Suprajit Engineering Ltd.	225,866	1,032,704
	Supreme Industries Ltd.	213,743	5,425,293
	Supreme Petrochem Ltd.	148,926	1,794,885
	Surya Roshni Ltd.	6,087	34,563
	Sutlej Textiles & Industries Ltd.	173,215	174,397
	Suven Pharmaceuticals Ltd.	698,897	5,442,686
*	Suzlon Energy Ltd.	16,098,866	2,110,953
	Swan Energy Ltd.	76,621	320,132
	Swaraj Engines Ltd.	20,114	396,899
	Symphony Ltd.	62,579	918,334
* Ω	Syngene International Ltd.	405,748	3,297,184
	Tamil Nadu Newsprint & Papers Ltd.	15,587	42,030
	Tamilnadu Petroproducts Ltd.	27,235	42,506
	Tanla Platforms Ltd.	78,560	1,442,468
*	TARC Ltd.	106,825	55,875
	Tasty Bite Eatables Ltd.	673	102,533
	Tata Chemicals Ltd.	390,802	4,752,773
	Tata Coffee Ltd.	50,429	144,151
	Tata Elxsi Ltd.	97,195	9,727,233
	Tata Metaliks Ltd.	56,536	580,211
	Tata Power Co. Ltd.	2,644,678	8,286,331
	Tata Steel Long Products Ltd.	42,903	398,968
	Tata Steel Ltd.	12,377	203,055
	TCI Express Ltd.	59,426	1,436,821
	TD Power Systems Ltd.	7,212	32,396
	Techno Electric & Engineering Co. Ltd.	198,034	750,464
	Texmaco Rail & Engineering Ltd.	25,607	16,879
	Thermax Ltd.	148,156	4,074,857
	Thirumalai Chemicals Ltd.	96,103	352,027
*	Thomas Cook India Ltd.	191,276	189,184
Ω	Thyrocare Technologies Ltd.	69,969	739,266
	Tide Water Oil Co. India Ltd.	25,459	379,873
*	Tilaknagar Industries Ltd.	37,208	32,957
	Time Technoplast Ltd.	390,193	487,929
	Timken India Ltd.	86,065	2,247,899
	Tinplate Co. of India Ltd.	109,549	581,286
*	Titagarh Wagons Ltd.	53,784	73,377

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Torrent Power Ltd.	570,632	$3,955,210
	Tourism Finance Corp. of India Ltd.	29,653	23,816
	Transport Corp. of India Ltd.	99,134	903,942
	Trident Ltd.	4,861,665	3,295,174
	Triveni Engineering & Industries Ltd.	330,865	1,377,731
	Triveni Turbine Ltd.	402,479	1,010,675
	TTK Prestige Ltd.	146,619	1,608,907
	Tube Investments of India Ltd.	425,653	10,341,778
	TV Today Network Ltd.	92,830	486,849
*	TV18 Broadcast Ltd.	1,793,511	1,255,257
	TVS Motor Co. Ltd.	359,838	3,067,989
	TVS Srichakra Ltd.	13,220	292,515
	Uflex Ltd.	110,987	957,941
	Ugar Sugar Works Ltd.	35,034	31,530
*	Ugro Capital Ltd.	13,843	30,329
*	Ujjivan Financial Services Ltd.	7,345	13,276
* Ω	Ujjivan Small Finance Bank Ltd.	206,412	46,777
	Unichem Laboratories Ltd.	124,053	431,086
*	Union Bank of India Ltd.	1,978,622	976,226
*	Usha Martin Ltd.	135,682	269,082
	UTI Asset Management Co. Ltd.	5,956	62,000
*	VA Tech Wabag Ltd.	94,341	356,940
	Vaibhav Global Ltd.	257,258	1,573,210
	Vakrangee Ltd.	1,058,449	478,831
* Ω	Valiant Organics Ltd.	2,782	32,345
	Vardhman Textiles Ltd.	488,265	2,790,110
* Ω	Varroc Engineering Ltd.	72,496	420,773
	Varun Beverages Ltd.	196,288	2,773,377
	Venky’s India Ltd.	19,237	533,885
	Vesuvius India Ltd.	12,863	170,147
	V-Guard Industries Ltd.	585,042	1,608,651
	Vimta Labs Ltd.	8,423	38,414
	Vinati Organics Ltd.	94,515	2,564,048
	Vindhya Telelinks Ltd.	15,562	217,461
	Visaka Industries Ltd.	6,557	48,966
*	V-Mart Retail Ltd.	6,829	288,297
*	Vodafone Idea Ltd.	26,217,746	3,233,049
	Voltamp Transformers Ltd.	2,707	66,717
	VRL Logistics Ltd.	99,437	737,497
	VST Industries Ltd.	19,201	814,243
	VST Tillers Tractors Ltd.	13,719	500,301
	Welspun Corp. Ltd.	436,397	1,157,385
	Welspun Enterprises Ltd.	250,028	287,593
	Welspun India Ltd.	1,423,088	1,536,933
	West Coast Paper Mills Ltd.	119,976	539,903
*	Westlife Development Ltd.	35,854	220,424
	Wheels India Ltd.	5,449	44,598
	Whirlpool of India Ltd.	42,418	897,694
*	Wockhardt Ltd.	145,950	520,395
*	Wonderla Holidays Ltd.	993	3,052
*	Yes Bank Ltd.	237,637	42,076
	Zee Entertainment Enterprises Ltd.	2,035,315	6,529,369
*	Zee Media Corp. Ltd.	389,565	108,470
	Zensar Technologies Ltd.	343,925	1,436,804
	Zydus Wellness Ltd.	14,573	325,543

TOTAL INDIA.			740,317,207

INDONESIA — (1.9%)
*	ABM Investama Tbk PT	124,400	23,604

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ace Hardware Indonesia Tbk PT	19,988,600	$1,436,682
*	Adhi Karya Persero Tbk PT	5,778,088	286,687
*	Adi Sarana Armada Tbk PT	3,292,900	577,517
*	Agung Semesta Sejahtera Tbk PT	34,642,700	119,397
	AKR Corporindo Tbk PT	23,912,200	1,755,588
*	Alam Sutera Realty Tbk PT	38,709,100	423,811
* ††	Armidian Karyatama Tbk PT	844,800	546
	Arwana Citramulia Tbk PT	18,420,300	1,328,894
	Ashmore Asset Management Indonesia Tbk PT	88,400	9,790
	Astra Agro Lestari Tbk PT	1,661,500	1,422,517
	Astra Otoparts Tbk PT	2,355,600	186,583
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	98,958
* ††	Bakrie Telecom Tbk PT	49,756,298	32,177
	Bank BTPN Syariah Tbk PT	4,474,000	1,062,341
*	Bank Bukopin Tbk PT	59,134,082	879,478
*	Bank Capital Indonesia Tbk PT	11,386,000	135,828
*	Bank Ina Perdana PT	6,723,800	1,786,067
*	Bank Mayapada International Tbk PT	934,600	37,535
	Bank Maybank Indonesia Tbk PT	12,666,200	246,176
*	Bank MNC Internasional Tbk PT	11,518,300	120,345
*	Bank Nationalnobu Tbk PT	1,174,200	47,251
*	Bank Pan Indonesia Tbk PT	15,199,700	1,057,405
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	901,139
	Bank Pembangunan Daerah Jawa Timur Tbk PT	10,808,000	593,224
	Bank Tabungan Negara Persero Tbk PT	13,171,949	1,671,556
*	Bekasi Fajar Industrial Estate Tbk PT	18,707,300	138,219
	BFI Finance Indonesia Tbk PT	21,507,200	1,897,762
*	Bintang Oto Global Tbk PT	7,756,800	725,165
	BISI International Tbk PT	8,589,500	850,681
	Blue Bird Tbk PT	567,500	53,170
*	Buana Lintas Lautan Tbk PT	16,330,200	177,237
	Bukit Asam Tbk PT	3,376,900	883,863
*	Bumi Serpong Damai Tbk PT	12,327,600	816,982
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	227,373
	Buyung Poetra Sembada PT	5,653,200	59,580
*	Capital Financial Indonesia Tbk PT	4,408,200	176,134
	Catur Sentosa Adiprana Tbk PT	2,986,100	116,514
*	Centratama Telekomunikasi Indonesia Tbk PT	2,211,900	31,205
Ω	Cikarang Listrindo Tbk PT	2,382,600	113,525
	Ciputra Development Tbk PT	29,071,620	2,129,951
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	2,106,275
*	City Retail Developments Tbk PT	12,056,400	114,522
*	Delta Dunia Makmur Tbk PT	15,329,000	572,411
	Dharma Satya Nusantara Tbk PT	5,269,600	218,483
*	Digital Mediatama Maxima Tbk PT	126,300	16,828
*	Eagle High Plantations Tbk PT	5,680,100	30,525
	Elnusa Tbk PT	11,522,600	232,337
	Erajaya Swasembada Tbk PT	28,609,300	1,033,754
*	FKS Food Sejahtera Tbk PT	12,838,300	153,585
	Gajah Tunggal Tbk PT	4,584,000	205,444
	Garudafood Putra Putri Jaya Tbk PT	3,849,700	145,874
* ††	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	1,128,300	889,653
	Hexindo Adiperkasa Tbk PT	508,500	213,373
	Impack Pratama Industri Tbk PT	743,900	194,153
*	Indika Energy Tbk PT	6,192,500	1,135,551
	Indo Tambangraya Megah Tbk PT	1,141,500	2,212,052
	Indomobil Sukses Internasional Tbk PT	330,300	16,934
	Indosat Tbk PT	1,602,700	774,339

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,707,246	$1,406,398
* ††	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	2,097,900	101,099
* ††	Inti Agri Resources Tbk PT	92,782,800	60,001
*	Intiland Development Tbk PT	27,073,032	272,967
	Jaccs Mitra Pinasthika Mustika Tbk PT	4,348,100	407,923
	Japfa Comfeed Indonesia Tbk PT	12,604,800	1,258,730
*	Jasa Marga Persero Tbk PT	5,026,900	1,394,564
	Jaya Real Property Tbk PT	10,463,000	355,225
*	Kapuas Prima Coal Tbk PT	37,878,000	224,341
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,268,761
*	KMI Wire & Cable Tbk PT	5,778,100	112,226
*	Krakatau Steel Persero Tbk PT	14,100,302	368,178
*	Kresna Graha Investama Tbk PT	49,789,500	170,891
	Link Net Tbk PT	3,062,000	970,481
	Lippo Cikarang Tbk PT	580,675	46,763
*	Lippo Karawaci Tbk PT	140,163,840	1,196,933
*	M Cash Integrasi PT	147,900	134,260
*	Mahkota Group Tbk PT	374,000	23,064
*	Malindo Feedmill Tbk PT	3,423,300	150,711
*	Map Aktif Adiperkasa PT	632,600	134,064
	Matahari Department Store Tbk PT	1,546,000	618,678
*	Matahari Putra Prima Tbk PT	5,123,300	112,566
*	Medco Energi Internasional Tbk PT	22,281,007	845,164
	Media Nusantara Citra Tbk PT	17,933,800	1,242,190
	Medikaloka Hermina Tbk PT	3,443,500	333,507
*	Mega Manunggal Property Tbk PT	6,805,300	273,861
*	Metro Healthcare Indonesia Tbk PT	11,631,800	416,807
	Metrodata Electronics Tbk PT	15,657,100	771,217
	Metropolitan Kentjana Tbk PT	7,900	12,370
*	Mitra Adiperkasa Tbk PT	27,990,200	1,742,124
	Mitra Keluarga Karyasehat Tbk PT	1,026,200	179,401
*	MNC Kapital Indonesia Tbk PT	3,756,600	54,679
*	MNC Land Tbk PT	29,086,600	176,678
*	MNC Vision Networks Tbk PT	19,598,900	137,235
*	Multipolar Tbk PT	11,283,200	153,852
*	NFC Indonesia Tbk PT	94,100	34,043
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,169,326
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,140,900	1,431,744
*	Pacific Strategic Financial Tbk PT	20,982,800	1,584,691
*	Pakuwon Jati Tbk PT	32,672,800	1,260,297
*	Panin Financial Tbk PT	57,170,800	929,186
*	Paninvest Tbk PT	5,369,000	266,470
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	67,501
*	Perusahaan Gas Negara Tbk PT	28,239,700	2,811,304
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,387,500	985,842
*	Pollux Properti Indonesia Tbk PT	2,108,200	66,269
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,773
*	PP Persero Tbk PT	10,341,214	663,723
	Puradelta Lestari Tbk PT	33,039,000	396,399
*	Ramayana Lestari Sentosa Tbk PT	8,938,400	412,949
* ††	Rimo International Lestari Tbk PT	211,251,900	136,614
	Salim Ivomas Pratama Tbk PT	13,229,900	459,452
	Samindo Resources Tbk PT	106,600	13,236
*	Sampoerna Agro Tbk PT	3,879,900	594,451
	Samudera Indonesia Tbk PT	1,088,200	150,576
	Sariguna Primatirta Tbk PT	5,523,300	169,187
	Sawit Sumbermas Sarana Tbk PT	12,640,300	924,344
* ††	Sekawan Intipratama Tbk PT	9,367,900	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Selamat Sempurna Tbk PT	13,150,400	$1,417,360
*	Semen Baturaja Persero Tbk PT	6,838,100	240,570
	Siloam International Hospitals Tbk PT	11,461,200	821,897
	Sinar Mas Agro Resources & Technology Tbk PT	1,020,560	323,301
* ††	Sri Rejeki Isman Tbk PT	35,353,931	66,760
	Steel Pipe Industry of Indonesia PT	2,787,400	61,942
* ††	Sugih Energy Tbk PT	100,457,800	64,965
*	Summarecon Agung Tbk PT	33,671,146	1,648,847
* ††	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	60,652,000	1,063,677
*	Surya Esa Perkasa Tbk PT	16,908,600	1,442,903
	Surya Pertiwi Tbk PT	1,435,000	60,491
*	Surya Semesta Internusa Tbk PT	17,291,000	449,590
* ††	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	188,689
*	Timah Tbk PT	8,497,914	1,084,680
* ††	Trada Alam Minera Tbk PT	180,020,800	116,417
	Trias Sentosa Tbk PT	32,818,400	1,672,375
	Tunas Baru Lampung Tbk PT	11,437,500	626,026
	Tunas Ridean Tbk PT	6,459,700	617,830
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,625,750
	Unggul Indah Cahaya Tbk PT	48,239	42,112
*	Waskita Beton Precast Tbk PT	28,238,300	185,048
*	Waskita Karya Persero Tbk PT	38,808,566	1,418,642
	Wijaya Karya Bangunan Gedung Tbk PT	8,674,400	109,104
	Wijaya Karya Beton Tbk PT	11,080,900	161,905
*	Wijaya Karya Persero Tbk PT	10,878,007	710,787
	XL Axiata Tbk PT	7,738,800	1,703,445

TOTAL INDONESIA			84,491,949

MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	694,817
	Able Global Bhd	232,200	77,673
	Aeon Co. M Bhd	1,014,100	379,197
	AEON Credit Service M Bhd	307,800	1,123,308
#	AFFIN Bank Bhd	1,239,491	595,198
	Ajinomoto Malaysia Bhd	67,800	222,773
	Alliance Bank Malaysia Bhd	2,612,600	2,261,025
	Allianz Malaysia Bhd	134,100	391,979
	AME Elite Consortium Bhd	83,800	32,797
*	Ancom Nylex Bhd	84,100	65,623
#	Ann Joo Resources Bhd	353,150	138,538
	Astro Malaysia Holdings Bhd	1,419,000	325,696
	ATA IMS Bhd.	16,800	1,570
# *	Berjaya Assets Bhd	1,888,400	123,930
*	Berjaya Corp. Bhd	6,779,128	394,142
	Berjaya Food Bhd	56,300	50,189
# *	Berjaya Land Bhd	3,276,600	157,354
#	Berjaya Sports Toto Bhd	2,330,629	1,030,392
# *	Bermaz Auto Bhd	454,600	184,507
	Beshom Holdings Bhd	642,197	235,856
	Bintulu Port Holdings Bhd	25,900	30,636
*	Boustead Holdings Bhd	1,195,028	212,443
	Boustead Plantations Bhd	622,199	165,679
#	British American Tobacco Malaysia Bhd	354,700	1,049,108
*	Bumi Armada Bhd	4,938,200	483,259
#	Bursa Malaysia Bhd	1,083,100	1,736,345
#	Cahya Mata Sarawak Bhd	1,296,800	316,864
#	Carlsberg Brewery Malaysia Bhd, Class B	752,900	3,820,593

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
* ††	Carotech Bhd	230,650	$0
	CB Industrial Product Holding Bhd	867,240	322,883
	Comfort Glove Bhd	61,900	10,300
#	CSC Steel Holdings Bhd	353,800	140,374
# *	Cypark Resources Bhd	673,850	122,625
	D&O Green Technologies Bhd	241,200	212,611
#	Dayang Enterprise Holdings Bhd	1,165,375	231,233
	DRB-Hicom Bhd	2,600,800	826,888
#	Dufu Technology Corp. Bhd	339,900	193,140
#	Duopharma Biotech Bhd	1,044,738	383,749
	Dutch Lady Milk Industries Bhd	79,100	617,960
	Eco World Development Group Bhd	2,197,100	481,500
#	Eco World International Bhd	872,100	85,576
*	Ecofirst Consolidated Bhd	260,100	23,524
*	Econpile Holdings Bhd	629,900	40,986
# *	Ekovest BHD	3,517,050	374,285
	FAR East Holdings Bhd	258,300	211,437
#	Formosa Prosonic Industries Bhd	173,000	127,890
#	Frontken Corp. Bhd	1,687,450	1,051,750
	Gadang Holdings Bhd	1,444,200	136,916
#	Gas Malaysia Bhd	531,500	335,267
	George Kent Malaysia Bhd	963,000	132,806
	Globetronics Technology Bhd	1,161,072	360,308
* ††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	592,177
	HAP Seng Consolidated Bhd	354,840	608,806
	Hap Seng Plantations Holdings Bhd	65,300	49,017
	Heineken Malaysia Bhd	126,400	686,538
#	Hengyuan Refining Co. Bhd	340,700	452,884
	HeveaBoard Bhd	526,300	69,273
	Hextar Global Bhd	102,700	42,925
#	Hiap Teck Venture Bhd	2,678,300	265,335
#	Hibiscus Petroleum Bhd	3,450,800	997,114
#	Hong Leong Capital Bhd	33,800	47,659
	Hong Leong Industries Bhd	345,300	715,342
*	HSS Engineers Bhd	142,700	15,715
	Hup Seng Industries Bhd	921,033	178,974
	IGB Bhd	666,254	361,820
	IJM Corp. Bhd	712,500	299,945
	Insas Bhd	1,160,881	215,483
# *	Iskandar Waterfront City Bhd	1,196,100	95,263
# *	JAKS Resources Bhd	3,926,680	295,774
# *	Jaya Tiasa Holdings Bhd	1,563,227	415,053
#	JHM Consolidation Bhd	860,400	239,468
	Keck Seng Malaysia Bhd	285,550	257,867
#	Kelington Group Bhd	450,300	130,314
	Kenanga Investment Bank Bhd	218,300	55,967
#	Kerjaya Prospek Group Bhd	728,690	195,301
#	Kim Loong Resources Bhd	838,580	401,471
# *	KNM Group Bhd	6,478,580	229,421
#	Kobay Technology BHD	149,100	120,252
	KPJ Healthcare Bhd	5,193,300	1,129,124
#	Kretam Holdings Bhd	1,548,200	246,612
*	Kronologi Asia Bhd	791,100	93,546
# *	KSL Holdings Bhd	790,818	145,357
	Kumpulan Fima BHD	168,550	94,313
	Land & General Bhd	5,669,760	142,199
#	LBS Bina Group Bhd	2,657,916	291,597
#	Leong Hup International Bhd	525,600	62,951

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Lii Hen Industries Bhd	317,000	$225,122
#	Lingkaran Trans Kota Holdings Bhd	636,300	677,074
# Ω	Lotte Chemical Titan Holding Bhd	837,097	420,084
#	LPI Capital Bhd	363,524	1,151,869
	Luxchem Corp. Bhd	56,200	8,705
	Magni-Tech Industries Bhd	612,433	274,894
#	Magnum Bhd	3,266,863	1,354,821
#	Mah Sing Group Bhd	3,290,287	516,313
#	Malakoff Corp. Bhd	4,685,100	712,626
#	Malayan Flour Mills Bhd	1,649,075	244,829
#	Malaysia Building Society Bhd	5,406,590	790,762
#	Malaysia Smelting Corp. Bhd	128,600	136,314
*	Malaysian Bulk Carriers Bhd	117,000	14,552
#	Malaysian Resources Corp. Bhd	5,963,166	523,779
	Matrix Concepts Holdings Bhd	2,165,958	1,143,852
	MBM Resources BHD	483,896	363,626
	Media Chinese International Ltd	1,200,400	46,695
	Mega First Corp. Bhd	1,538,100	1,341,160
#	MKH Bhd	1,437,434	451,644
	MNRB Holdings Bhd	1,170,188	287,510
# *	MPHB Capital Bhd	1,201,700	372,695
#	Muda Holdings Bhd	348,000	188,927
*	Muhibbah Engineering M Bhd	1,598,925	186,717
*	Mulpha International Bhd	438,330	236,116
	Nylex Malaysia Bhd	4,205	341
#	OCK Group Bhd	1,469,000	141,318
	Oriental Holdings BHD	679,900	1,107,029
#	OSK Holdings Bhd	5,459,555	1,163,951
	PA Resources Bhd	270,100	22,854
	Padini Holdings Bhd	1,331,800	1,048,677
	Panasonic Manufacturing Malaysia Bhd	25,084	164,438
	Pantech Group Holdings Bhd	922,019	158,488
#	Paramount Corp. Bhd	1,104,355	186,806
	Pentamaster Corp. Bhd	18,265	14,162
	Perak Transit Bhd	245,800	36,225
#	PESTECH International Bhd	237,500	30,644
#	Petron Malaysia Refining & Marketing Bhd	256,100	322,872
#	Pharmaniaga Bhd	316,200	52,974
#	PIE Industrial Bhd	23,400	15,320
# *	Pos Malaysia Bhd	198,000	28,209
#	Power Root Bhd	150,600	53,620
# *	Ranhill Utilities Bhd	1,759,839	207,892
	RCE Capital Bhd	215,610	88,791
*	Revenue Group Bhd	294,700	81,782
*	Rimbunan Sawit Bhd	1,951,000	120,480
# *	Rubberex Corp. M Bhd	256,800	44,519
	Sam Engineering & Equipment M Bhd	325,600	309,415
# *	Sapura Energy Bhd	28,801,300	227,202
#	Sarawak Oil Palms Bhd	553,504	879,759
	Scientex Bhd	1,378,272	1,204,647
#	SEG International BHD	145,885	21,086
# ††	Serba Dinamik Holdings Bhd	3,027,000	182,517
*	Shangri-La Hotels Malaysia Bhd	226,900	168,425
#	Sime Darby Property Bhd	5,244,100	709,480
#	SKP Resources Bhd	2,128,124	726,834
	SP Setia Bhd Group	3,125,400	836,751
††	Sumatec Resources Bhd	6,536,100	1,351
#	Sunway Construction Group Bhd	319,336	124,354
	Suria Capital Holdings Bhd	269,560	71,089

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	$596,035
#	Ta Ann Holdings Bhd	428,989	606,857
#	Taliworks Corp. Bhd	1,856,516	389,671
	Tan Chong Motor Holdings Bhd	211,500	55,883
#	TASCO Bhd	132,600	33,887
#	Thong Guan Industries Bhd	490,000	279,715
	TMC Life Sciences Bhd	948,400	119,490
# *	Tropicana Corp. Bhd	2,587,990	579,857
#	TSH Resources Bhd	1,381,600	548,292
*	Tune Protect Group Bhd	650,600	63,031
#	Uchi Technologies Bhd	887,200	617,434
#	UEM Edgenta Bhd	941,100	342,948
# *	UEM Sunrise Bhd	4,464,100	346,036
#	UMW Holdings Bhd	1,084,500	826,485
	United Malacca Bhd	442,250	577,858
	United Plantations Bhd	71,300	256,900
#	UOA Development Bhd	4,158,300	1,716,500
#	UWC BHD	62,100	44,934
# *	Velesto Energy Bhd	14,366,808	391,232
#	VS Industry Bhd	1,533,300	348,228
*	Wah Seong Corp. Bhd	1	0
# *	WCT Holdings Bhd	2,279,393	283,690
#	Wellcall Holdings Bhd	1,183,600	343,705
	Yinson Holdings Bhd	1,456,400	816,598
# *	YNH Property Bhd	2,935,116	1,945,308
	YTL Power International Bhd	1,317,143	233,897

TOTAL MALAYSIA			67,555,815

MEXICO — (2.6%)
# *	ALEATICA SAB de CV	228,600	203,658
	Alfa SAB de CV, Class A	858,225	577,856
	Alpek SAB de CV	1,157,047	1,559,248
*	Alsea SAB de CV	1,314,907	2,875,121
# *	Axtel SAB de CV	6,265,656	669,352
# Ω	Banco del Bajio SA	2,633,012	6,477,211
	Bolsa Mexicana de Valores SAB de CV	1,264,891	2,532,075
	Consorcio ARA SAB de CV	5,607,313	1,099,123
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,983,160	3,172,045
#	Corp. Actinver SAB de CV	198,770	116,691
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	960,372	423,559
#	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	2,980,028
	Corp. Moctezuma SAB de CV	838,557	2,609,383
	Corporativo Fragua SAB de CV	3	47
# *	Corpovael SA de CV	73,341	7,296
	Cydsa SAB de CV	10,875	7,194
# * ††	Empresas ICA SAB de CV	3,768,186	17,727
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,249
	GCC SAB de CV	574,670	3,830,758
#	Genomma Lab Internacional SAB de CV, Class B	2,315,927	2,449,107
*	Gentera SAB de CV	2,961,574	2,310,453
#	Gruma SAB de CV, Class B	32,783	390,443
#	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	4,041,483
	Grupo Comercial Chedraui SA de CV	1,796,922	4,527,858
#	Grupo Herdez SAB de CV	1,437,104	2,148,631
*	Grupo Hotelero Santa Fe SAB de CV	618,935	136,486
#	Grupo Industrial Saltillo SAB de CV	1,080,258	1,217,550
	Grupo KUO SAB de CV, Class B	714,554	1,522,846
*	Grupo Pochteca SAB de CV	336,841	117,197
*	Grupo Posadas SAB de CV	192,833	266,478

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Grupo Rotoplas SAB de CV	790,679	$941,926
*	Grupo Sanborns SAB de CV	905,924	883,438
*	Grupo Simec SAB de CV, Class B	959,651	9,499,400
# * Ω	Grupo Traxion SAB de CV	317,143	492,037
# *	Hoteles City Express SAB de CV	1,160,092	284,246
	Industrias Bachoco SAB de CV, Class B	1,126,567	4,278,487
*	Industrias CH SAB de CV, Class B	1,828,929	18,821,213
	Industrias Penoles SAB de CV	8,166	89,849
#	La Comer SAB de CV	3,018,894	5,612,763
	Megacable Holdings SAB de CV	2,065,468	5,870,539
# *	Minera Frisco SAB de CV, Class A1	5,327,018	942,373
* Ω	Nemak SAB de CV	2,609,193	561,309
#	Operadora de Sites Mexicanos SA de CV	4,909,575	6,017,125
	Orbia Advance Corp. SAB de CV	197,336	474,423
# *	Organizacion Cultiba SAB de CV	1,103,096	501,100
	Organizacion Soriana SAB de CV, Class B	348,965	406,141
	Promotora y Operadora de Infraestructura SAB de CV	557,765	4,085,967
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	35,721
#	Qualitas Controladora SAB de CV	347,921	1,875,447
* ††	Rassini SAB de CV	3,300	0
	Regional SAB de CV	520,708	3,142,901
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
# *	Unifin Financiera SAB de CV	959,803	818,395
*	Vista Energy SAB de CV, ADR	2,874	24,314
	Vitro SAB de CV, Class A	704,098	886,398

TOTAL MEXICO			114,833,665

PHILIPPINES — (1.0%)
	8990 Holdings, Inc.	3,671,200	968,437
	A Soriano Corp.	2,931,411	515,131
††	ACR Mining Corp.	48,205	3,099
*	AgriNurture, Inc.	811,500	71,326
	AllHome Corp.	193,200	29,154
	Alliance Global Group, Inc.	7,091,400	1,599,431
	Alsons Consolidated Resources, Inc.	2,780,000	52,889
*	Apex Mining Co., Inc.	5,852,000	170,200
*	Apollo Global Capital, Inc.	36,250,000	29,840
*	AyalaLand Logistics Holdings Corp.	4,021,100	343,556
*	Belle Corp.	13,307,400	320,966
*	Bloomberry Resorts Corp.	9,045,400	1,043,127
*	Cebu Air, Inc.	642,120	539,649
*	Cebu Holdings, Inc.	3,180,400	370,981
* Ω	CEMEX Holdings Philippines, Inc.	10,073,263	154,112
	Century Pacific Food, Inc.	2,790,500	1,199,124
	Century Properties Group, Inc.	9,871,151	75,624
	China Banking Corp.	6,526,914	3,341,481
	COL Financial Group, Inc.	922,000	64,629
	Cosco Capital, Inc.	11,229,900	1,052,634
	D&L Industries, Inc.	6,538,700	890,549
*	DITO CME Holdings Corp.	2,453,100	225,376
	DMCI Holdings, Inc.	8,123,200	1,287,722
	DoubleDragon Corp.	2,132,190	338,747
	Eagle Cement Corp.	574,500	137,453
*	East West Banking Corp.	1,996,300	308,355
*	EEI Corp.	828,800	69,207
	Filinvest Development Corp.	3,356,422	452,746
	Filinvest Land, Inc.	53,722,577	1,079,323
	First Gen Corp.	235,300	104,756

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	First Philippine Holdings Corp.	1,712,200	$2,295,403
	Global Ferronickel Holdings, Inc.	4,072,911	203,493
*	Global-Estate Resorts, Inc.	2,410,000	40,450
	GT Capital Holdings, Inc.	152,490	1,463,674
	Holcim Philippines, Inc.	2,182,300	229,786
*	Integrated Micro-Electronics, Inc.	2,685,414	360,024
	LT Group, Inc.	2,600,500	423,236
*	MacroAsia Corp.	1,945,032	192,493
	Manila Water Co., Inc.	7,255,700	2,551,809
*	Max’s Group, Inc.	832,200	95,390
*	Megawide Construction Corp.	2,375,208	226,524
	Megaworld Corp.	16,578,000	898,543
	Metro Pacific Investments Corp.	13,174,000	952,814
	Nickel Asia Corp.	10,067,100	1,474,905
*	Petron Corp.	9,686,800	592,380
*	Philcomsat Holdings Corp.	316,021	1,929
	Philex Mining Corp.	4,552,300	431,362
*	Philippine National Bank	1,895,726	688,558
* ††	Philippine National Construction Corp.	173,000	3,045
	Philippine Savings Bank	474,907	518,650
*	Philippine Seven Corp.	10,510	12,912
	Philippine Stock Exchange, Inc.	74,482	300,814
* ††	Philippine Townships, Inc.	318,732	0
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	182,046
*	Pilipinas Shell Petroleum Corp.	1,429,790	472,306
	Premium Leisure Corp.	16,097,000	148,801
	Puregold Price Club, Inc.	2,042,690	1,287,026
*	PXP Energy Corp.	2,777,800	246,777
	RFM Corp.	7,485,068	603,229
	Rizal Commercial Banking Corp.	2,651,952	1,011,870
	Robinsons Land Corp.	8,402,151	3,051,933
	Robinsons Retail Holdings, Inc.	1,008,440	1,031,676
	Security Bank Corp.	494,790	973,321
	Semirara Mining & Power Corp.	431,200	226,310
	Shakey’s Pizza Asia Ventures, Inc.	274,900	41,055
*	Top Frontier Investment Holdings, Inc.	2,580	5,727
	Union Bank of the Philippines	1,513,378	2,112,288
	Vista Land & Lifescapes, Inc.	30,112,200	1,478,071
	Vistamalls, Inc.	589,600	37,105
	Wilcon Depot, Inc.	3,091,700	1,655,762

TOTAL PHILIPPINES			45,363,121

POLAND — (1.0%)
*	11 bit studios SA	4,289	512,503
	AB SA	2,202	22,927
*	Agora SA	118,444	151,404
*	Alior Bank SA	262,169	2,140,304
	Alumetal SA	7,000	110,502
#	Amica SA	13,895	288,000
# *	AmRest Holdings SE	43,597	171,589
	Apator SA	59,870	235,652
	ASBISc Enterprises PLC	51,262	141,737
	Asseco Poland SA	58,363	1,025,573
	Astarta Holding NV	2,610	14,048
	Auto Partner SA	6,243	20,388
	Bank Handlowy w Warszawie SA	37,957	511,391
*	Bank Millennium SA	740,670	839,083
# *	Bank Ochrony Srodowiska SA	63,177	122,065

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
# *	Benefit Systems SA	1,057	$140,967
# *	Bioton SA	111,045	101,814
*	Boryszew SA	130,974	119,943
	Budimex SA	56,826	2,615,276
# *	CCC SA	83,059	971,325
	Celon Pharma SA	11,092	55,210
# *	CI Games SA	240,060	80,847
	Ciech SA	76,136	678,776
	Cognor Holding SA	23,094	30,952
	ComArch SA	12,137	470,083
	Develia SA	1,491,512	1,187,468
	Dom Development SA	14,033	300,620
#	Echo Investment SA	22,550	17,355
*	Enea SA	753,248	1,626,938
#	Eurocash SA	226,225	606,248
	Fabryki Mebli Forte SA	74,704	642,121
# *	Famur SA	821,611	527,449
	Firma Oponiarska Debica SA	4,682	72,181
*	Globe Trade Centre SA	449,774	614,975
*	Grupa Azoty SA	123,276	1,111,577
#	Grupa Kety SA	55,668	8,058,846
	Inter Cars SA	36,447	3,360,145
# *	Jastrzebska Spolka Weglowa SA	177,272	2,685,342
	Kernel Holding SA	168,697	1,000,684
	KRUK SA	68,612	3,956,012
	Lentex SA	68,743	121,423
#	LiveChat Software SA	20,887	446,039
# *	Lubelski Wegiel Bogdanka SA	33,467	401,202
	Mirbud SA	32,611	24,901
	Mo-BRUK SA	265	22,802
	Neuca SA	1,203	204,119
	NEWAG SA	522	2,331
*	Orange Polska SA	94,496	144,437
# *	PKP Cargo SA	82,027	214,809
	PlayWay SA	3,542	201,741
*	Polimex-Mostostal SA	48,575	38,535
	Stalexport Autostrady SA	350,306	247,739
*	Tauron Polska Energia SA	2,710,469	2,038,300
	Tim SA	14,056	115,785
# *	VRG SA	873,743	742,197
	Warsaw Stock Exchange	48,075	420,749
#	Wawel SA	1,943	197,732
	Wirtualna Polska Holding SA	2,914	65,801
# Ω	X-Trade Brokers Dom Maklerski SA	26,388	122,332
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	3,779
# *	Zespol Elektrowni Patnow Adamow Konin SA	91,906	348,454

TOTAL POLAND			43,465,527

QATAR — (0.7%)
	Aamal Co.	5,648,983	1,823,186
	Al Khaleej Takaful Group QSC	475,885	479,427
	Al Meera Consumer Goods Co. QSC	228,559	1,193,695
*	Alijarah Holding Co. QPSC	991,777	243,506
	Baladna	2,167,961	870,084
	Barwa Real Estate Co.	3,584,450	3,331,199
*	Dlala Brokerage & Investments Holding Co. QSC	150,034	69,779
	Doha Bank QPSC	3,242,151	2,317,005
	Doha Insurance Co. QSC	74,785	39,898
*	Gulf International Services QSC	2,747,104	1,464,461

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Gulf Warehousing Co.	763,972	$887,804
*	Investment Holding Group.	1,299,783	820,144
	Mannai Corp. QSC	132,283	318,289
*	Mazaya Real Estate Development QPSC	2,372,509	579,890
	Medicare Group	504,405	955,732
	Qatar Aluminum Manufacturing Co.	1,595,294	1,048,680
*	Qatar First Bank.	3,472,009	1,495,427
	Qatar Insurance Co. SAQ	2,793,061	1,880,413
	Qatar International Islamic Bank QSC	408,304	1,291,978
	Qatar Islamic Insurance Group	79	186
	Qatar National Cement Co. QSC	513,414	716,317
	Qatar Navigation QSC.	736,791	1,719,199
*	Salam International Investment Ltd. QSC	2,883,225	797,258
	United Development Co. QSC	5,450,972	2,167,893
	Vodafone Qatar QSC	5,165,248	2,340,292
*	Widam Food Co.	312,449	265,396
	Zad Holding Co.	7,452	37,389

TOTAL QATAR			29,154,527

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	359,594	0
* ††	Globaltrans Investment PLC, GDR	168,485	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	QIWI PLC, Sponsored ADR	53,194	0
* ††	Ros Agro PLC, GDR	44,970	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VK Co. Ltd., GDR	126,978	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (2.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	36,495	149,132
	Abdullah Al Othaim Markets Co.	40,388	1,199,464
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	29,214	283,577
*	Al Alamiya for Cooperative Insurance Co.	69,625	400,709
*	Al Babtain Power & Telecommunication Co.	82,682	636,991
*	Al Etihad Cooperative Insurance Co.	84,061	455,494
*	Al Gassim Investment Holding Co.	25,246	143,565
	Al Hammadi Co. for Development & Investment	196,687	2,546,356
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	616,927
*	Al Jouf Agricultural Development Co.	24,085	333,436
*	Al Jouf Cement Co.	265,017	693,636
*	Al Kathiri Holding Co.	13,433	228,157
	Al Khaleej Training & Education Co.	153,070	729,119
	Al Moammar Information Systems Co.	57,675	2,021,553
*	Al Rajhi Co. for Co-operative Insurance.	73,066	1,537,906
*	Al Sagr Cooperative Insurance Co.	64,275	193,926
	Al Yamamah Steel Industries Co.	94,287	990,647
*	AlAbdullatif Industrial Investment Co.	86,188	513,659
	Alandalus Property Co.	194,116	924,810
	Alaseel Co.	33,593	388,772
	Aldrees Petroleum & Transport Services Co.	138,947	2,902,584
*	AlJazira Takaful Ta’awuni Co.	80,529	404,600
*	Allianz Saudi Fransi Cooperative Insurance Co.	125,384	705,405
	Alujain Holding	82,243	1,663,343
	Arabian Cement Co.	194,933	2,174,262

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Centres Co. Ltd.	131,681	$772,633
*	Arabian Shield Cooperative Insurance Co.	160,664	832,043
	Arriyadh Development Co.	344,326	2,785,170
*	Aseer Trading Tourism & Manufacturing Co.	230,902	1,128,602
	Astra Industrial Group	142,488	1,868,486
	Ataa Educational Co.	8,277	129,196
*	AXA Cooperative Insurance Co.	77,691	714,417
	Baazeem Trading Co.	14,225	367,870
*	Basic Chemical Industries Ltd.	48,411	558,014
*	Batic Investments & Logistic Co.	109,054	692,757
	Bawan Co.	95,676	917,403
*	Buruj Cooperative Insurance Co.	31,289	214,133
*	Chubb Arabia Cooperative Insurance Co.	42,357	315,053
	City Cement Co.	285,618	2,125,342
	Co. for Cooperative Insurance	168,661	3,069,834
	Dallah Healthcare Co.	122,058	3,875,572
*	Dar Al Arkan Real Estate Development Co.	1,861,675	5,329,243
*	Dur Hospitality Co.	167,090	1,153,897
	Eastern Province Cement Co.	112,249	1,442,425
	Electrical Industries Co.	65,904	481,998
*	Emaar Economic City	919,592	2,666,609
*	Fawaz Abdulaziz Al Hokair & Co.	150,545	539,736
	Fitaihi Holding Group.	64,761	659,023
*	Gulf Union Cooperative Insurance Co.	21,772	68,691
	Hail Cement Co.	213,122	811,638
	Halwani Brothers Co.	59,971	1,327,380
	Herfy Food Services Co.	59,509	883,538
*	Jazan Energy & Development Co.	103,412	494,673
*	L’Azurde Co. for Jewelry.	71,038	334,704
	Leejam Sports Co. JSC	77,737	2,282,162
	Maharah Human Resources Co.	76,639	1,660,235
*	Malath Cooperative Insurance Co.	66,752	369,031
*	Mediterranean & Gulf Insurance & Reinsurance Co.	169,986	682,356
*	Methanol Chemicals Co.	143,856	1,844,430
*	Middle East Healthcare Co.	160,943	1,532,682
*	Middle East Paper Co.	102,619	1,706,803
*	Middle East Specialized Cables Co.	32,002	135,689
	Najran Cement Co.	338,041	1,642,552
*	Nama Chemicals Co.	49,638	543,671
*	National Agriculture Development Co.	188,875	1,601,455
	National Co. for Glass Industries	63,808	664,334
	National Co. for Learning & Education	19,550	280,053
	National Gas & Industrialization Co.	143,433	1,853,713
	National Gypsum	72,815	770,891
	National Medical Care Co.	87,941	1,832,081
	Northern Region Cement Co.	394,791	1,418,348
	Qassim Cement Co.	124,926	2,673,662
*	Salama Cooperative Insurance Co.	57,481	201,288
*	Saudi Arabian Cooperative Insurance Co.	42,985	248,692
	Saudi Automotive Services Co.	121,860	1,220,400
	Saudi Cement Co.	251,348	3,853,449
	Saudi Ceramic Co.	159,033	2,166,374
	Saudi Chemical Co. Holding	174,392	1,595,797
*	Saudi Co. For Hardware CJSC	74,874	823,492
*	Saudi Ground Services Co.	295,064	2,688,943
	Saudi Industrial Services Co.	145,826	1,082,533
*	Saudi Marketing Co.	88,696	629,016
*	Saudi Paper Manufacturing Co.	18,938	230,686
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	113,005	1,076,514

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co.	91,993	$484,272
*	Saudi Public Transport Co.	262,610	1,491,616
*	Saudi Re for Cooperative Reinsurance Co.	187,458	762,939
*	Saudi Real Estate Co.	382,863	2,248,543
*	Saudi Research & Media Group	39,329	2,746,632
*	Saudi Steel Pipe Co.	42,075	271,333
	Saudia Dairy & Foodstuff Co.	42,971	2,009,531
*	Seera Group Holding	594,459	3,452,586
	Southern Province Cement Co.	76,607	1,356,740
	Tabuk Cement Co.	192,088	907,233
*	Takween Advanced Industries Co.	131,028	523,119
	Umm Al-Qura Cement Co.	119,843	818,695
	United Electronics Co.	112,361	3,861,919
	United International Transportation Co.	124,963	1,633,934
	United Wire Factories Co.	68,625	554,744
*	Walaa Cooperative Insurance Co.	88,369	386,548
*	Yamama Cement Co.	377,433	3,499,752
	Yanbu Cement Co.	281,306	3,151,273
	Zahrat Al Waha For Trading Co.	30,556	728,261
*	Zamil Industrial Investment Co.	132,934	808,946

TOTAL SAUDI ARABIA			130,408,058

SOUTH AFRICA — (4.0%)
	Adcock Ingram Holdings Ltd.	158,484	537,009
	Advtech Ltd.	2,611,133	2,944,834
	AECI Ltd.	505,443	3,261,168
	African Rainbow Minerals Ltd.	323,175	5,347,144
	Afrimat Ltd.	162,854	670,318
	Alexander Forbes Group Holdings Ltd.	3,744,464	1,108,499
	Altron Ltd., Class A	940,823	513,688
	Alviva Holdings Ltd.	411,231	521,165
	Astral Foods Ltd.	141,045	1,358,143
*	Aveng Ltd.	10,798	9,998
	AVI Ltd.	1,073,577	4,657,447
	Barloworld Ltd.	836,512	6,039,924
*	Blue Label Telecoms Ltd.	1,621,073	575,677
# *	Brait PLC	3,644,346	978,613
	Cashbuild Ltd.	69,167	1,237,886
	Caxton & CTP Publishers & Printers Ltd.	323,754	209,815
*	City Lodge Hotels Ltd.	1,183,037	336,419
	Coronation Fund Managers Ltd.	711,383	1,873,699
#	Curro Holdings Ltd.	631,789	418,810
#	DataTec Ltd.	1,969,202	4,886,797
# Ω	Dis-Chem Pharmacies Ltd.	989,847	2,413,776
*	Distell Group Holdings Ltd.	227,535	2,492,948
	DRDGOLD Ltd.	1,386,609	1,129,523
*	EOH Holdings Ltd.	21,271	7,338
	Exxaro Resources Ltd.	126,803	1,812,037
*	Famous Brands Ltd.	323,118	1,305,238
	Foschini Group Ltd.	934,267	8,185,367
	Grand Parade Investments Ltd.	1,258,031	213,925
	Grindrod Ltd.	2,091,177	904,750
	Grindrod Shipping Holdings Ltd.	38,439	974,198
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	6,656,258
	Hudaco Industries Ltd.	116,059	1,085,855
	Investec Ltd.	144,888	878,544
	Italtile Ltd.	902,956	977,459
	JSE Ltd.	307,885	2,173,268
	KAP Industrial Holdings Ltd.	8,963,745	2,897,618

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Lewis Group Ltd.	580,236	$1,765,098
	Life Healthcare Group Holdings Ltd.	4,530,094	6,149,915
	Long4Life Ltd.	1,987,403	762,039
*	Massmart Holdings Ltd.	342,043	903,147
	Merafe Resources Ltd.	3,009,333	327,114
	Metair Investments Ltd.	778,116	1,395,729
	MiX Telematics Ltd.	37,895	15,602
	MiX Telematics Ltd., Sponsored ADR	27,358	302,306
	Momentum Metropolitan Holdings	3,353,713	3,563,473
	Motus Holdings Ltd.	459,916	3,326,388
	Mpact Ltd.	1,117,953	2,291,462
	Mr Price Group Ltd.	493,603	6,690,367
	MultiChoice Group	310,690	2,534,511
*	Murray & Roberts Holdings Ltd.	2,112,334	1,480,951
*	Nampak Ltd.	1,805,208	336,169
*	Net 1 UEPS Technologies, Inc.	776	3,658
	Netcare Ltd.	3,444,416	3,308,466
	Ninety One Ltd.	19,921	64,047
*	Northam Platinum Holdings Ltd.	76,106	907,133
	Oceana Group Ltd.	285,133	998,612
	Omnia Holdings Ltd.	850,994	4,489,196
	Pick n Pay Stores Ltd.	1,054,001	3,840,024
*	PPC Ltd.	4,250,108	1,033,988
*	PSG Group Ltd.	101,917	616,036
	PSG Konsult Ltd.	827,407	710,431
	Raubex Group Ltd.	952,268	2,535,746
	RCL Foods Ltd.	535,302	380,576
	Reunert Ltd.	661,638	1,845,502
	RFG Holdings Ltd.	423,587	320,705
	Royal Bafokeng Platinum Ltd.	539,585	5,390,601
	Santam Ltd.	144,510	2,652,884
*	Sappi Ltd.	1,465,415	5,365,139
#	SPAR Group Ltd.	617,202	6,474,117
	Spur Corp. Ltd.	291,004	431,879
*	Steinhoff International Holdings NV	429,786	70,866
# *	Sun International Ltd.	1,192,666	2,162,854
	Super Group Ltd.	1,646,666	2,792,666
*	Telkom SA SOC Ltd.	1,012,159	3,050,282
	Tiger Brands Ltd.	255,314	2,509,137
*	Tongaat Hulett Pvt Ltd.	353,085	66,949
	Transaction Capital Ltd.	1,686,562	5,409,579
*	Trencor Ltd.	903,601	276,390
	Truworths International Ltd.	1,290,027	4,602,403
*	Tsogo Sun Gaming Ltd.	1,752,396	1,238,434
*	Tsogo Sun Hotels Ltd.	92,144	19,006
	Wilson Bayly Holmes-Ovcon Ltd.	282,874	1,335,347
#	Woolworths Holdings Ltd.	2,635,429	9,865,836

TOTAL SOUTH AFRICA			178,207,915

SOUTH KOREA — (14.7%)
# *	3S Korea Co. Ltd.	186,602	479,599
	ABco Electronics Co. Ltd.	34,238	323,177
*	Able C&C Co. Ltd.	20,102	121,257
	ABOV Semiconductor Co. Ltd.	57,340	621,899
# *	Abpro Bio Co. Ltd.	630,240	420,950
*	Actoz Soft Co. Ltd.	23,627	217,518
	ADTechnology Co. Ltd.	3,779	53,305
#	Advanced Nano Products Co. Ltd.	28,035	1,546,082
#	Advanced Process Systems Corp.	42,216	800,309

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Chemical Co. Ltd.	28,669	$235,867
	Aekyung Industrial Co. Ltd.	18,948	295,639
*	AeroSpace Technology of Korea, Inc.	27,207	141,673
	AfreecaTV Co. Ltd.	27,213	2,332,611
*	AFW Co. Ltd.	9,194	34,824
*	Agabang&Company	85,919	306,869
	Ahn-Gook Pharmaceutical Co. Ltd.	23,784	208,347
#	Ahnlab, Inc.	24,992	2,048,244
*	Air Busan Co. Ltd.	58,657	106,531
	AJ Networks Co. Ltd.	61,355	323,177
*	Ajin Industrial Co. Ltd.	102,112	245,891
	AK Holdings, Inc.	19,998	338,251
*	Alpha Holdings, Inc.	8,313	18,940
*	ALUKO Co. Ltd.	188,260	539,939
# *	Amicogen, Inc.	32,817	821,450
*	Aminologics Co. Ltd.	271,412	514,920
*	Amo Greentech Co. Ltd.	14,966	142,180
*	Amotech Co. Ltd.	28,871	661,952
*	Anam Electronics Co. Ltd.	228,729	425,233
# *	Ananti, Inc.	247,770	1,708,756
*	Anterogen Co. Ltd.	14,150	269,637
*	Apact Co. Ltd.	56,867	288,448
*	Aprogen Healthcare & Games, Inc.	224,434	111,425
*	Aprogen Medicines, Inc.	361,519	442,433
*	Aprogen pharmaceuticals, Inc.	861,356	551,093
	APS Holdings Corp.	48,129	500,852
	APTC Co. Ltd.	24,372	394,324
* ††	Arion Technology, Inc.	51,658	2,121
	Asia Cement Co. Ltd.	59,260	709,768
	ASIA Holdings Co. Ltd.	3,528	441,508
	Asia Pacific Satellite, Inc.	6,851	83,368
	Asia Paper Manufacturing Co. Ltd.	17,756	625,068
*	Asiana Airlines, Inc.	82,372	1,301,361
*	ASTORY Co. Ltd.	4,764	102,853
	Atec Co. Ltd.	18,164	193,009
*	A-Tech Solution Co. Ltd.	10,226	103,965
	Atinum Investment Co. Ltd.	140,303	507,802
*	ATON, Inc.	2,476	60,706
	AUK Corp.	95,994	202,499
	Aurora World Corp.	24,777	203,574
	Austem Co. Ltd.	53,159	99,305
#	Autech Corp.	46,360	350,456
#	Avaco Co. Ltd.	40,179	341,555
*	Avatec Co. Ltd.	6,827	78,274
	Baiksan Co. Ltd.	57,960	566,735
# * ††	Barun Electronics Co. Ltd.	1,089	174
*	Barunson Entertainment & Arts Corp.	180,998	196,561
	Bcworld Pharm Co. Ltd.	24,354	232,831
	BGF Co. Ltd.	124,471	559,226
#	BH Co. Ltd.	88,526	1,880,664
# *	Binex Co. Ltd.	109,458	1,333,957
	Binggrae Co. Ltd.	23,071	1,005,773
*	Biolog Device Co. Ltd.	126,061	152,676
# *	BioSmart Co. Ltd.	66,962	255,680
*	Biotoxtech Co. Ltd.	50,858	310,557
	BIT Computer Co. Ltd.	62,006	435,463
	Bixolon Co. Ltd.	37,234	211,718
	Bluecom Co. Ltd.	41,017	342,307
#	Boditech Med, Inc.	87,808	994,396

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Bohae Brewery Co. Ltd.	453,880	$345,580
	BoKwang Industry Co. Ltd.	66,131	427,941
	Bolak Co. Ltd.	169,972	287,838
	Bookook Securities Co. Ltd.	14,493	280,609
	Boryung	107,363	1,102,572
*	Bosung Power Technology Co. Ltd.	183,936	997,688
	Brand X Co. Ltd.	3,845	26,073
*	Bridge Biotherapeutics, Inc.	6,700	64,212
#	Bukwang Pharmaceutical Co. Ltd.	150,501	1,400,117
*	Bumyang Construction Co. Ltd.	1,797	9,205
	Busan Industrial Co. Ltd.	341	30,808
	BusinessOn Communication Co. Ltd.	3,824	33,909
	BYC Co. Ltd.	1,007	363,897
*	BYON Co. Ltd.	259,688	167,681
	Byucksan Corp.	165,999	510,574
*	Caelum Co. Ltd.	7,444	24,547
# *	Cafe24 Corp.	35,287	523,788
*	CammSys Corp.	267,893	387,277
	Camus Engineering & Construction, Inc.	27,025	54,341
*	Capro Corp.	133,193	482,377
#	Caregen Co. Ltd.	14,018	1,437,313
*	Carelabs Co. Ltd.	14,423	100,380
	Cell Biotech Co. Ltd.	21,100	275,604
*	Cellumed Co. Ltd.	73,443	325,340
*	Central Motek Co. Ltd.	6,444	90,262
# *	Chabiotech Co. Ltd.	127,163	1,868,241
	Changhae Ethanol Co. Ltd.	22,759	256,590
*	Charm Engineering Co. Ltd.	168,062	168,537
*	Cheil Bio Co. Ltd.	22,914	42,512
	Cheil Worldwide, Inc.	64,665	1,291,024
*	Chemon, Inc.	127,578	293,664
	Chemtronics Co. Ltd.	46,807	953,813
*	Chemtros Co. Ltd.	49,470	373,529
	Cheryong Electric Co. Ltd.	45,503	183,863
*	ChinHung International, Inc.	225,900	481,164
	Chinyang Holdings Corp.	86,435	255,557
	Chips&Media, Inc.	12,271	195,593
*	Choa Pharmaceutical Co.	106,115	276,825
*	Choil Aluminum Co. Ltd.	202,637	393,555
	Chokwang Leather Co. Ltd.	607	23,934
	Chokwang Paint Ltd.	20,012	134,352
	Chong Kun Dang Pharmaceutical Corp.	19,342	1,511,253
	Chongkundang Holdings Corp.	11,961	656,772
	Choong Ang Vaccine Laboratory	28,743	329,071
*	Chorokbaem Media Co. Ltd.	484,198	947,699
	Chosun Refractories Co. Ltd.	6,866	442,067
	CJ Freshway Corp.	27,178	882,077
# *	CJ Seafood Corp.	89,298	297,980
	CKD Bio Corp.	12,748	357,641
#	Classys, Inc.	49,967	813,447
	Clean & Science Co. Ltd.	17,437	211,086
	CLIO Cosmetics Co. Ltd.	20,972	352,274
# *	Cloud Air Co. Ltd.	128,993	139,764
# *	CMG Pharmaceutical Co. Ltd.	454,613	1,159,497
# * ††	CNT85, Inc.	1,452	11,393
*	CoAsia Corp.	22,488	147,641
*	Com2uS Holdings Corp.	16,335	1,075,863
#	Com2uSCorp.	24,598	1,827,736
	Commax Co. Ltd.	40,927	145,467

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Comtec Systems Co. Ltd.	55,335	$43,124
*	ContentreeJoongAng Corp.	23,701	845,210
# *	Coreana Cosmetics Co. Ltd.	119,708	446,396
*	Corentec Co. Ltd.	10,475	103,666
	Cosmax BTI, Inc.	13,075	146,023
*	COSMAX NBT, Inc.	47,680	244,341
#	Cosmax, Inc.	32,365	2,175,971
# *	Cosmecca Korea Co. Ltd.	23,478	286,050
*	CosmoAM&T Co. Ltd.	79,242	3,454,365
*	Cosmochemical Co. Ltd.	44,371	583,207
#	Cowell Fashion Co. Ltd.	113,103	691,821
	Cowintech Co. Ltd.	12,547	303,903
	Creas F&C Co. Ltd.	2,747	86,937
# *	Creative & Innovative System	187,522	1,957,663
#	Creverse, Inc.	5,127	125,071
	Crown Confectionery Co. Ltd.	20,431	189,226
	CROWNHAITAI Holdings Co. Ltd.	23,850	195,071
*	CrystalGenomics, Inc.	185,334	745,124
*	CS Bearing Co. Ltd.	2,874	38,911
*	CTC BIO, Inc.	96,998	764,680
	CTK Co. Ltd.	2,437	19,835
*	Cube Entertainment, Inc.	12,798	171,563
	Cuckoo Holdings Co. Ltd.	31,442	464,679
	Cuckoo Homesys Co. Ltd.	26,647	740,068
*	Curexo, Inc.	43,242	269,796
# *	Curo Co. Ltd.	641,491	232,789
*	CUROCOM Co. Ltd.	73,660	66,980
	Cymechs, Inc.	25,921	382,615
	D.I Corp.	80,289	549,769
# *	DA Technology Co. Ltd.	60,673	215,612
	Dae Han Flour Mills Co. Ltd.	4,392	619,098
	Dae Hwa Pharmaceutical Co. Ltd.	56,272	371,421
	Dae Hyun Co. Ltd.	102,719	227,491
*	Dae Won Chemical Co. Ltd.	92,010	204,725
	Dae Won Kang Up Co. Ltd.	165,207	453,572
*	Dae Young Packaging Co. Ltd.	248,153	449,177
*	Dae Yu Co. Ltd.	11,641	55,232
# *	Daea TI Co. Ltd.	267,618	925,443
*	Daebo Magnetic Co. Ltd.	4,041	149,526
#	Daebongls Co. Ltd.	29,867	245,940
#	Daechang Co. Ltd.	233,099	388,035
*	Daechang Solution Co. Ltd.	71,072	29,028
	Daedong Corp.	67,150	779,785
	Daeduck Electronics Co. Ltd.	99,329	2,357,448
	Daehan New Pharm Co. Ltd.	46,120	472,356
	Daehan Steel Co. Ltd.	34,780	605,983
*	DAEHO AL Co. Ltd.	59,101	146,909
*	Dae-Il Corp.	40,268	173,164
#	Daejoo Electronic Materials Co. Ltd.	43,457	2,804,156
	Daejung Chemicals & Metals Co. Ltd.	3,106	50,832
	Daekyo Co. Ltd.	59,377	189,930
	Daelim B&Co Co. Ltd.	36,970	231,205
*	Daemyung Sonoseason Co. Ltd.	267,361	267,088
	Daeryuk Can Co. Ltd.	12,389	57,038
#	Daesang Corp.	83,327	1,665,897
	Daesang Holdings Co. Ltd.	51,274	427,938
*	Daesung Eltec Co. Ltd.	46,242	26,920
	Daesung Energy Co. Ltd.	35,012	501,293
*	Daesung Fine Tech Co. Ltd.	43,644	73,135

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daesung Holdings Co. Ltd.	15,618	$741,128
*	Daesung Industrial Co. Ltd.	83,195	365,882
*	Daesung Private Equity, Inc.	34,984	81,878
*	Daewon Cable Co. Ltd.	267,262	423,734
*	Daewon Media Co. Ltd.	35,199	464,084
	Daewon Pharmaceutical Co. Ltd.	78,893	1,121,620
	Daewon San Up Co. Ltd.	55,250	279,907
# *	Daewoo Electronic Components Co. Ltd.	138,153	251,272
	Daewoong Co. Ltd.	58,330	1,383,459
	Daewoong Pharmaceutical Co. Ltd.	9,318	1,340,634
*	Dahaam E-Tec Co. Ltd.	2,100	158,336
	Daihan Pharmaceutical Co. Ltd.	19,913	459,392
	Daishin Information & Communication	26,889	30,482
	Daishin Securities Co. Ltd.	112,901	1,572,022
*	Daiyang Metal Co. Ltd.	19,520	68,275
# *	Danal Co. Ltd.	202,555	1,508,157
# *	Danawa Co. Ltd.	30,039	496,060
#	Daou Data Corp.	64,916	719,308
	Daou Technology, Inc.	91,181	1,490,170
# *	Dasan Networks, Inc.	133,572	703,083
#	Dawonsys Co. Ltd.	116,741	2,706,860
*	Dayou Automotive Seat Technology Co. Ltd.	283,403	267,668
*	Dayou Plus Co. Ltd.	354,517	342,269
	DB Financial Investment Co. Ltd.	126,888	651,901
*	DB, Inc.	499,370	387,622
	DCM Corp.	18,701	398,049
*	Dentis Co. Ltd.	3,079	21,517
#	Dentium Co. Ltd.	28,057	1,495,064
#	Deutsch Motors, Inc.	102,165	904,507
*	Development Advance Solution Co. Ltd.	39,144	149,524
	Device ENG Co. Ltd.	3,899	71,207
#	Devsisters Co. Ltd.	10,093	479,925
*	Dexter Studios Co. Ltd.	46,226	635,773
#	DGB Financial Group, Inc.	644,591	4,543,620
	DHP Korea Co. Ltd.	48,800	280,223
	DI Dong Il Corp.	54,759	1,040,290
	Digital Chosun Co. Ltd.	116,579	277,985
	Digital Daesung Co. Ltd.	66,620	449,808
*	DIO Corp.	47,102	1,264,710
	Display Tech Co. Ltd.	52,616	327,083
	DL Construction Co. Ltd.	26,871	574,493
	DL Holdings Co. Ltd.	39,308	1,915,763
* ††	DMOA Co. Ltd.	414,534	108,419
	DMS Co. Ltd.	85,905	426,475
#	DNF Co. Ltd.	38,211	668,684
	Dohwa Engineering Co. Ltd.	60,443	417,366
	Dong A Eltek Co. Ltd.	19,652	145,208
	Dong Ah Tire & Rubber Co. Ltd.	38,282	385,244
	Dong-A Hwasung Co. Ltd.	14,590	129,176
	Dong-A Socio Holdings Co. Ltd.	14,889	1,336,268
	Dong-A ST Co. Ltd.	21,335	1,182,343
	Dong-Ah Geological Engineering Co. Ltd.	32,330	517,076
*	Dongbang Transport Logistics Co. Ltd.	94,680	253,236
	Dongbu Corp.	41,743	439,987
#	Dongil Industries Co. Ltd.	4,037	564,267
	Dongjin Semichem Co. Ltd.	118,484	3,491,571
	Dongkoo Bio & Pharma Co. Ltd.	21,999	129,010
	DongKook Pharmaceutical Co. Ltd.	96,308	1,708,871
	Dongkuk Industries Co. Ltd.	161,706	454,618

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongkuk Steel Mill Co. Ltd.	247,260	$3,615,674
	Dongkuk Structures & Construction Co. Ltd.	129,912	585,129
	Dongsin Engineering & Construction	5,118	120,176
	Dongsung Chemical Co. Ltd.	134,684	519,628
	Dongsung Finetec Co. Ltd.	74,289	696,078
*	Dongsung Pharmaceutical Co. Ltd.	8,068	53,522
# *	Dongwha Enterprise Co. Ltd.	19,313	1,234,581
	Dongwha Pharm Co. Ltd.	82,309	826,739
	Dongwon Development Co. Ltd.	153,298	627,571
	Dongwon F&B Co. Ltd.	4,936	695,087
#	Dongwon Industries Co. Ltd.	4,704	927,005
#	Dongwon Systems Corp.	25,142	1,165,358
*	Dongwoo Farm To Table Co. Ltd.	64,179	178,908
	Dongwoon Anatech Co. Ltd.	24,054	114,609
	Dongyang E&P, Inc.	19,653	266,207
*	Dongyang Steel Pipe Co. Ltd.	415,557	461,008
	Doosan Co. Ltd.	23,474	1,645,722
	DoubleUGames Co. Ltd.	38,824	1,517,180
	Douzone Bizon Co. Ltd.	25,250	808,237
	DRB Holding Co. Ltd.	20,458	88,009
*	Dream Security Co. Ltd.	44,221	143,882
	Dreamtech Co. Ltd.	7,465	61,674
# *	Dreamus Co.	78,920	278,886
	Drgem Corp.	2,230	17,592
# *	DRTECH Corp.	175,505	221,197
*	DSC Investment, Inc.	19,346	82,411
*	DSK Co. Ltd.	6,892	38,522
	DTR Automotive Corp.	14,403	885,741
*	Duck Yang Industry Co. Ltd.	6,699	17,282
# *	Duk San Neolux Co. Ltd.	44,916	1,474,475
*	Duksan Hi-Metal Co. Ltd.	6,584	49,178
*	Duksan Techopia Co. Ltd.	11,915	217,416
	Duksung Co. Ltd.	29,557	191,449
	DY Corp.	65,736	454,110
	DY POWER Corp.	34,233	397,072
	DYPNF Co. Ltd.	10,346	307,962
*	E Investment&Development Co. Ltd.	1,207,465	170,160
# *	E& Corp. Co. Ltd.	111,656	340,498
*	E&D Co. Ltd.	5,839	122,608
*	E&M Co. Ltd.	121,873	58,929
	E1 Corp.	13,432	534,733
	Eagle Veterinary Technology Co. Ltd.	7,061	43,055
	Eagon Industrial Ltd.	17,740	182,997
	Easy Bio, Inc.	94,414	496,418
#	Easy Holdings Co. Ltd.	186,206	756,099
	eBEST Investment & Securities Co. Ltd.	14,685	88,584
#	Echo Marketing, Inc.	47,640	750,530
*	EcoBio Holdings Co. Ltd.	32,370	189,745
	Ecoplastic Corp.	6,173	14,011
#	Ecopro Co. Ltd.	66,850	4,406,798
#	Ecopro HN Co. Ltd.	16,441	639,863
	e-Credible Co. Ltd.	18,917	284,128
# *	Eehwa Construction Co. Ltd.	55,076	373,462
# *	EG Corp.	28,304	267,980
# *	Ehwa Technologies Information Co. Ltd.	303,918	272,041
*	Elcomtec Co. Ltd.	135,002	162,123
	Elentec Co. Ltd.	49,808	884,453
# *	EMKOREA Co. Ltd.	136,418	380,339
#	EM-Tech Co. Ltd.	41,572	1,253,933

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Enex Co. Ltd.	106,249	$194,334
#	ENF Technology Co. Ltd.	39,941	1,100,719
*	Enplus Co. Ltd.	75,370	231,660
*	Enzychem Lifesciences Corp.	6,601	115,202
#	Eo Technics Co. Ltd.	33,288	2,916,968
*	e-Starco Co. Ltd.	48,828	75,758
	Estechpharma Co. Ltd.	42,421	323,949
*	ESTsoft Corp.	27,672	271,114
*	E-TRON Co. Ltd.	1,491,477	321,675
#	Eugene Corp.	191,672	781,826
	Eugene Investment & Securities Co. Ltd.	263,075	679,864
#	Eugene Technology Co. Ltd.	56,561	1,902,529
	Eusu Holdings Co. Ltd.	59,047	285,048
*	EV Advanced Material Co. Ltd.	44,834	62,178
*	Ewon Comfortech Co. Ltd.	14,501	96,105
*	E-World	79,853	171,044
*	Exem Co. Ltd.	92,152	347,721
	Exicon Co. Ltd.	1,698	17,025
	ezCaretech Co. Ltd.	7,329	245,798
	F&F Co. Ltd.	35,705	3,941,799
	Farmsco	49,610	286,058
	FarmStory Co. Ltd.	168,511	610,683
	Fila Holdings Corp.	37,029	946,127
#	Fine Semitech Corp.	39,942	694,756
*	Firstec Co. Ltd.	116,567	351,425
*	FNC Entertainment Co. Ltd.	3,147	24,130
#	Foosung Co. Ltd.	189,169	2,799,458
*	FSN Co. Ltd.	25,784	124,665
	Fursys, Inc.	14,385	416,667
*	FutureChem Co. Ltd.	12,284	169,508
	Gabia, Inc.	43,120	472,635
#	Galaxia Moneytree Co. Ltd.	63,004	437,942
	Gaon Cable Co. Ltd.	8,806	182,901
*	GC Cell Corp.	27,200	1,426,277
*	GemVax & Kael Co. Ltd.	40,963	475,200
	Gemvaxlink Co. Ltd.	291,934	378,779
*	Genematrix, Inc.	12,082	56,136
*	Genexine, Inc.	26,894	851,677
*	Genie Music Corp.	124,776	512,114
*	GenNBio, Inc.	59,137	106,805
	GENOLUTION, Inc.	6,482	69,854
*	Genomictree, Inc.	9,218	85,368
	Genoray Co. Ltd.	2,039	17,008
	Geumhwa PSC Co. Ltd.	6,842	174,196
*	Gigalane Co. Ltd.	63,904	108,284
	Global Standard Technology Co. Ltd.	9,928	240,422
	GMB Korea Corp.	35,866	163,281
*	GNCO Co. Ltd.	215,465	134,864
	Golfzon Co. Ltd.	13,390	1,711,449
	Golfzon Newdin Holdings Co. Ltd.	86,465	598,221
* ††	Good People Co. Ltd.	225,318	35,486
#	Gradiant Corp.	241,096	867,640
# *	Grand Korea Leisure Co. Ltd.	85,132	1,031,679
	Green Cross Holdings Corp.	81,583	1,418,316
# *	Green Cross Medical Science Corp.	22,512	117,911
	Green Cross Wellbeing Corp.	5,096	37,228
*	GS Global Corp.	194,831	709,723
	Gwangju Shinsegae Co. Ltd.	13,770	402,148
	Haatz, Inc.	7,873	60,494

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hae In Corp.	4,066	$20,699
	HAESUNG DS Co. Ltd.	39,224	2,156,451
*	Haesung Optics Co. Ltd.	40,849	29,680
	Haitai Confectionery & Foods Co. Ltd.	40,008	277,827
	Halla Corp.	78,969	341,516
	Halla Holdings Corp.	29,638	982,565
*	Han Chang Corp.	175,437	101,631
#	Han Kuk Carbon Co. Ltd.	126,255	1,300,931
#	Hana Materials, Inc.	9,961	489,578
*	Hana Micron, Inc.	128,070	1,787,298
	Hana Pharm Co. Ltd.	859	13,585
*	Hanall Biopharma Co. Ltd.	89,064	1,284,607
	HanChang Paper Co. Ltd.	35,511	61,499
*	Hancom MDS, Inc.	24,878	446,212
*	Hancom WITH, Inc.	7,684	46,279
*	Hancom, Inc.	60,224	964,017
	Handok, Inc.	34,789	604,884
	Handsome Co. Ltd.	54,236	1,512,404
	Hanil Cement Co. Ltd.	32,697	529,255
	Hanil Holdings Co. Ltd.	47,288	502,067
	Hanil Hyundai Cement Co. Ltd.	13,956	356,708
	Hanjin Transportation Co. Ltd.	35,979	936,000
*	Hankook Corp., Inc.	955	625
*	Hankook Cosmetics Manufacturing Co. Ltd.	8,474	223,089
	Hankook Shell Oil Co. Ltd.	2,629	529,538
*	Hankook Technology, Inc.	194,340	125,411
*	Hankuk Steel Wire Co. Ltd.	9,082	45,735
	Hanla IMS Co. Ltd.	23,956	114,878
	Hanmi Semiconductor Co. Ltd.	176,963	2,100,654
	HanmiGlobal Co. Ltd.	31,164	330,098
*	Hans Biomed Corp.	30,864	272,066
#	Hansae Co. Ltd.	74,584	1,525,562
	Hansae Yes24 Holdings Co. Ltd.	45,615	247,019
	Hanshin Construction Co. Ltd.	30,292	422,446
#	Hanshin Machinery Co.	91,006	895,932
	Hansol Holdings Co. Ltd.	136,151	382,407
#	Hansol HomeDeco Co. Ltd.	255,321	359,649
	Hansol Logistics Co. Ltd.	33,008	113,310
	Hansol Paper Co. Ltd.	66,976	773,936
*	Hansol Technics Co. Ltd.	106,466	577,290
	Hanssem Co. Ltd.	6,118	378,246
	Hanwha Aerospace Co. Ltd.	28,161	1,178,483
#	Hanwha Corp.	64,206	1,516,885
*	Hanwha General Insurance Co. Ltd.	233,991	874,039
	Hanwha Investment & Securities Co. Ltd.	408,492	1,532,249
	Hanyang Eng Co. Ltd.	38,682	481,356
	Hanyang Securities Co. Ltd.	35,735	387,598
	Harim Co. Ltd.	203,236	612,026
	Harim Holdings Co. Ltd.	145,706	1,254,772
*	HB SOLUTION Co. Ltd.	28,101	426,326
	HB Technology Co. Ltd.	244,459	463,540
	HDC Holdings Co. Ltd.	30,529	173,852
#	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	1,278,040
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	189,974
	HDCLabs Co. Ltd.	24,719	195,757
# *	Helixmith Co. Ltd.	68,999	1,142,666
*	Heungkuk Fire & Marine Insurance Co. Ltd.	201,650	630,572
*	HFR, Inc.	17,620	447,834
	High Tech Pharm Co. Ltd.	9,245	89,502

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HIMS Co. Ltd.	3,230	$23,077
#	Hite Jinro Co. Ltd.	81,194	2,389,014
#	Hitejinro Holdings Co. Ltd.	27,709	309,593
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	118,653	490,051
*	HJ Shipbuilding & Construction Co. Ltd.	110,020	685,874
# *	HLB Life Science Co. Ltd.	228,090	1,850,549
*	HLB Therapeutics Co. Ltd.	55,336	370,152
	HLscience Co. Ltd.	3,143	97,936
* ††	HNT Electronics Co. Ltd.	55,565	15,926
*	Home Center Holdings Co. Ltd.	233,830	319,153
*	Homecast Co. Ltd.	140,182	340,143
	HS Industries Co. Ltd.	141,062	666,900
*	HSD Engine Co. Ltd.	87,801	737,985
*	Hugel, Inc.	13,125	1,292,060
*	Humax Co. Ltd.	65,528	233,997
	Humedix Co. Ltd.	22,628	377,129
*	Huneed Technologies	34,054	243,283
#	Huons Co. Ltd.	30,924	1,051,783
	Huons Global Co. Ltd.	26,394	589,662
#	Huvis Corp.	64,190	393,746
	Huvitz Co. Ltd.	39,547	336,355
	Hwa Shin Co. Ltd.	48,675	323,496
	Hwacheon Machine Tool Co. Ltd.	4,961	139,410
# *	Hwail Pharm Co. Ltd.	150,233	391,262
	Hwangkum Steel & Technology Co. Ltd.	39,211	306,050
	Hwaseung Corp. Co. Ltd.	103,065	142,102
#	Hwaseung Enterprise Co. Ltd.	71,812	926,725
	Hwaseung R&A Co. Ltd.	51,059	187,350
	HwaSung Industrial Co. Ltd.	37,257	655,831
	Hy-Lok Corp.	30,416	447,901
*	Hyosung Chemical Corp.	5,520	974,160
#	Hyosung Corp.	20,065	1,313,987
*	Hyosung Heavy Industries Corp.	9,479	412,928
	Hyosung TNC Corp.	1,871	604,552
	HyosungITX Co. Ltd.	13,955	193,290
	Hyundai Bioland Co. Ltd.	52,816	750,770
	Hyundai BNG Steel Co. Ltd.	38,274	541,789
	Hyundai Construction Equipment Co. Ltd.	54,680	1,595,408
	Hyundai Corp.	31,323	460,217
	Hyundai Corp. Holdings, Inc.	23,971	244,814
	Hyundai Department Store Co. Ltd.	46,770	2,783,605
*	Hyundai Doosan Infracore Co. Ltd.	317,589	1,642,811
*	Hyundai Electric & Energy System Co. Ltd.	57,167	976,922
	Hyundai Elevator Co. Ltd.	72,251	2,028,791
*	Hyundai Energy Solutions Co. Ltd.	4,304	75,046
	Hyundai Ezwel Co. Ltd.	76,198	644,584
	Hyundai Futurenet Co. Ltd.	179,394	478,444
#	Hyundai Greenfood Co. Ltd.	168,643	1,216,486
	Hyundai Home Shopping Network Corp.	24,834	1,183,987
	Hyundai HT Co. Ltd.	8,282	66,296
	Hyundai Livart Furniture Co. Ltd.	47,892	555,237
	Hyundai Marine & Fire Insurance Co. Ltd.	70,556	1,818,478
	Hyundai Motor Securities Co. Ltd.	76,683	665,006
	Hyundai Pharmaceutical Co. Ltd.	91,807	369,323
# *	Hyundai Rotem Co. Ltd.	200,316	2,985,811
#	Hyundai Wia Corp.	65,353	3,336,577
*	Hyungji Elite, Inc.	38,670	60,684
	Hyungkuk F&B Co. Ltd.	13,023	44,919
# * ††	Hyupjin Co. Ltd.	97,584	65,263

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	HyVision System, Inc.	51,052	$809,300
*	I&C Technology Co. Ltd.	56,987	163,897
	i3system, Inc.	19,629	307,137
*	iA, Inc.	1,114,285	880,473
	ICD Co. Ltd.	54,903	477,308
*	Icure Pharm, Inc.	10,320	101,567
	IDIS Holdings Co. Ltd.	1,320	12,803
*	IHQ, Inc.	318,701	282,251
	Il Sung Construction Co. Ltd.	47,826	202,111
	Iljin Electric Co. Ltd.	62,223	275,964
#	Iljin Holdings Co. Ltd.	80,297	350,693
	Iljin Power Co. Ltd.	26,588	444,787
	Ilshin Spinning Co. Ltd.	6,137	596,450
*	Ilshin Stone Co. Ltd.	206,774	300,040
	ilShinbiobase Co. Ltd.	122,045	333,292
	Ilsung Pharmaceuticals Co. Ltd.	4,137	279,430
	Ilyang Pharmaceutical Co. Ltd.	58,097	1,136,421
*	IM Co. Ltd.	4,150	21,712
	iMarketKorea, Inc.	69,527	589,086
*	INBIOGEN Co. Ltd.	72,037	140,253
	InBody Co. Ltd.	39,563	909,885
*	INCON Co. Ltd.	32,668	33,050
	Incross Co. Ltd.	17,450	532,248
	INFAC Corp.	7,179	56,350
# *	Infinitt Healthcare Co. Ltd.	60,954	334,299
	InfoBank Corp.	9,135	126,906
	INITECH Co. Ltd.	34,978	124,805
	Innocean Worldwide, Inc.	35,466	1,367,207
*	Innometry Co. Ltd.	3,145	33,634
	InnoWireless, Inc.	20,053	613,003
	Innox Advanced Materials Co. Ltd.	49,189	1,902,712
*	Inscobee, Inc.	208,757	459,870
# *	Insun ENT Co. Ltd.	113,549	995,256
*	Insung Information Co. Ltd.	11,228	24,333
	Intekplus Co. Ltd.	17,565	361,527
	Intellian Technologies, Inc.	10,922	669,752
	Intelligent Digital Integrated Security Co. Ltd.	23,792	486,176
# *	Interflex Co. Ltd.	56,427	744,851
#	Interojo Co. Ltd.	37,913	966,492
	INTOPS Co. Ltd.	38,974	1,152,201
# *	iNtRON Biotechnology, Inc.	80,956	1,146,079
	Inzi Controls Co. Ltd.	13,489	116,398
	INZI Display Co. Ltd.	20,792	41,335
# *	Iones Co. Ltd.	71,025	538,459
#	IS Dongseo Co. Ltd.	53,931	2,269,670
	ISC Co. Ltd.	45,161	1,259,653
	i-SENS, Inc.	39,451	903,316
*	ISU Abxis Co. Ltd.	7,306	45,978
	ISU Chemical Co. Ltd.	85,119	1,044,506
*	IsuPetasys Co. Ltd.	155,641	946,518
	It’s Hanbul Co. Ltd.	22,352	465,038
*	IWIN PLUS Co. Ltd.	11,295	12,578
*	Jahwa Electronics Co. Ltd.	38,252	1,043,443
	JASTECH Ltd.	20,777	112,535
	JB Financial Group Co. Ltd.	456,249	3,227,224
	JC Chemical Co. Ltd.	15,646	177,841
	JC Hyun System, Inc.	47,592	263,200
	Jeil Pharmaceutical Co. Ltd.	7,973	167,294
*	Jeju Beer Co. Ltd.	11,206	26,284

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeju Semiconductor Corp.	124,855	$527,386
	Jinro Distillers Co. Ltd.	7,784	180,552
	Jinsung T.E.C.	38,790	366,560
	JLS Co. Ltd.	42,073	254,606
*	JNK Heaters Co. Ltd.	62,635	324,400
*	JNTC Co. Ltd.	9,150	46,018
*	JoyCity Corp.	50,434	274,720
	JS Corp.	2,456	44,825
#	Jusung Engineering Co. Ltd.	139,604	2,318,420
	JVM Co. Ltd.	20,022	294,780
#	JW Holdings Corp.	180,363	631,728
	JW Life Science Corp.	29,965	356,719
#	JW Pharmaceutical Corp.	51,920	1,257,495
*	JW Shinyak Corp.	62,573	224,995
	JYP Entertainment Corp.	100,136	4,645,516
*	Kanglim Co. Ltd.	152,155	287,063
	Kangnam Jevisco Co. Ltd.	14,797	300,124
*	Kangstem Biotech Co. Ltd.	87,134	260,776
#	KAON Media Co. Ltd.	57,314	554,907
	KC Co. Ltd.	27,573	482,326
	KC Green Holdings Co. Ltd.	54,160	182,360
	KC Tech Co. Ltd.	37,495	615,425
	KCC Engineering & Construction Co. Ltd.	27,419	205,545
	KCC Glass Corp.	30,162	1,469,663
	KCI Ltd.	23,655	181,405
	KCTC	25,319	125,242
# *	KEC Corp.	384,550	956,339
#	KEPCO Plant Service & Engineering Co. Ltd.	62,736	1,876,418
*	Kespion Co. Ltd.	137,797	153,697
*	KEYEAST Co. Ltd.	58,751	507,649
	KG Chemical Corp.	14,892	495,515
#	KG Dongbu Steel	15,589	299,914
#	Kginicis Co. Ltd.	68,720	937,916
	KGMobilians Co. Ltd.	78,729	538,226
*	KH Electron Co. Ltd.	208,977	103,591
# *	KH FEELUX Co. Ltd.	370,756	658,124
	KH Vatec Co. Ltd.	64,504	1,019,888
*	KineMaster Corp.	3,447	38,176
	KINX, Inc.	12,932	544,274
	KISCO Corp.	70,679	504,327
	KISCO Holdings Co. Ltd.	31,963	463,072
	KISWIRE Ltd.	39,433	868,073
*	KleanNara Co. Ltd.	9,110	34,206
	KL-Net Corp.	61,091	173,825
	KM Corp.	36,082	218,276
*	KMH Co. Ltd.	69,335	495,351
# *	KMW Co. Ltd.	61,705	1,588,891
	Knotus Co. Ltd.	2,139	61,375
	Kocom Co. Ltd.	30,712	151,246
#	Koentec Co. Ltd.	88,341	585,669
	Koh Young Technology, Inc.	213,447	3,232,588
#	Kolmar BNH Co. Ltd.	39,096	1,056,012
#	Kolmar Korea Co. Ltd.	52,627	1,946,431
	Kolmar Korea Holdings Co. Ltd.	32,252	575,421
	Kolon Corp.	26,236	574,553
	Kolon Global Corp.	20,169	334,576
	Kolon Industries, Inc.	67,254	3,275,750
	Kolon Plastic, Inc.	60,456	606,126
	Komelon Corp.	21,175	199,860

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	KoMiCo Ltd.	24,204	$1,036,027
# *	KONA I Co. Ltd.	23,792	448,517
	Kopla Co. Ltd.	76,189	419,407
#	Korea Alcohol Industrial Co. Ltd.	50,845	489,420
	Korea Arlico Pharm Co. Ltd.	3,713	21,782
	Korea Asset In Trust Co. Ltd.	224,785	695,926
	Korea Cast Iron Pipe Industries Co. Ltd.	43,706	359,320
*	Korea Circuit Co. Ltd.	39,627	895,074
	Korea District Heating Corp.	11,206	321,852
	Korea Electric Terminal Co. Ltd.	21,876	1,205,730
	Korea Electronic Certification Authority, Inc.	55,043	353,758
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	626,914
	Korea Export Packaging Industrial Co. Ltd.	5,621	117,379
	Korea Flange Co. Ltd.	70,591	176,703
*	Korea Information & Communications Co. Ltd.	24,722	158,844
*	Korea Line Corp.	600,905	1,264,155
#	Korea Petrochemical Ind Co. Ltd.	13,264	1,571,886
	Korea Pharma Co. Ltd.	10,327	269,736
	Korea Real Estate Investment & Trust Co. Ltd.	517,299	899,625
#	Korea United Pharm, Inc.	37,448	870,777
	Korean Reinsurance Co.	327,628	2,506,781
*	Kortek Corp.	38,389	347,998
*	KOSES Co. Ltd.	17,598	146,588
# *	KPM Tech Co. Ltd.	322,949	200,605
*	KPS Corp.	8,173	52,256
	KPX Chemical Co. Ltd.	8,847	382,542
	KSIGN Co. Ltd.	220,369	413,390
	KSS LINE Ltd.	53,011	502,673
*	KT Alpha Co. Ltd.	65,430	326,543
	KT Skylife Co. Ltd.	93,341	677,978
#	KT Submarine Co. Ltd.	57,228	276,095
	KTB Investment & Securities Co. Ltd.	164,356	607,247
	KTCS Corp.	129,498	249,856
	Ktis Corp.	123,991	252,068
*	Kuk Young G&M.	123,397	194,775
	Kukbo Design Co. Ltd.	11,235	181,581
	Kukdo Chemical Co. Ltd.	12,580	544,586
*	Kukdong Corp.	82,010	147,538
#	Kukdong Oil & Chemicals Co. Ltd.	76,171	284,301
# *	Kuk-il Paper Manufacturing Co. Ltd.	327,383	855,334
	Kukjeon Pharmaceutical Co. Ltd.	52,920	336,573
*	Kum Yang Co. Ltd.	95,714	340,448
*	Kumho HT, Inc.	203,158	242,301
*	Kumho Tire Co., Inc.	339,665	1,153,617
	KUMHOE&C Co. Ltd.	78,814	642,571
	Kumkang Kind Co. Ltd.	62,740	498,938
	Kwang Dong Pharmaceutical Co. Ltd.	145,493	837,225
	Kwang Myung Electric Co. Ltd.	100,455	220,803
#	Kyeryong Construction Industrial Co. Ltd.	26,457	767,231
	Kyobo Securities Co. Ltd.	73,316	452,954
	Kyochon F&B Co. Ltd.	5,482	66,731
	Kyongbo Pharmaceutical Co. Ltd.	47,471	321,331
	Kyung Dong Navien Co. Ltd.	25,281	1,022,035
*	Kyung Nam Pharm Co. Ltd.	7,227	16,646
	Kyung Nong Corp.	15,142	167,682
	Kyungbang Co. Ltd.	47,694	599,022
*	Kyungchang Industrial Co. Ltd.	22,506	49,796
	KyungDong City Gas Co. Ltd.	14,614	307,283
	Kyungdong Pharm Co. Ltd.	73,304	593,929

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung-In Synthetic Corp.	131,581	$728,739
	L&C Bio Co. Ltd.	26,347	826,208
	LabGenomics Co. Ltd.	80,286	445,239
*	Lake Materials Co. Ltd.	85,707	306,255
*	LaonPeople, Inc.	8,758	88,493
#	LB Semicon, Inc.	123,116	1,142,266
	LEADCORP, Inc. (The)	62,713	453,725
	Lee Ku Industrial Co. Ltd.	11,978	43,366
*	Leenos Corp.	77,202	76,899
	LF Corp.	68,690	1,061,779
	LG HelloVision Co. Ltd.	116,618	589,619
#	LIG Nex1 Co. Ltd.	44,282	2,864,668
	Lion Chemtech Co. Ltd.	33,546	220,677
	LMS Co. Ltd.	20,005	141,128
*	Lock & Lock Co. Ltd.	78,135	644,304
# *	Longtu Korea, Inc.	75,734	385,627
	LOT Vacuum Co. Ltd.	45,136	523,141
	Lotte Chilsung Beverage Co. Ltd.	12,288	1,761,162
#	Lotte Confectionery Co. Ltd.	3,207	316,456
*	Lotte Data Communication Co.	2,515	72,102
	LOTTE Fine Chemical Co. Ltd.	63,853	4,099,325
#	Lotte Food Co. Ltd.	1,857	506,864
	LOTTE Himart Co. Ltd.	39,704	738,321
*	Lotte Non-Life Insurance Co. Ltd.	212,702	335,222
#	LS Cable & System Asia Ltd.	38,260	241,439
	LS Corp.	37,571	1,706,006
	LS Electric Co. Ltd.	36,315	1,363,903
	Lutronic Corp.	80,871	1,679,519
*	LVMC Holdings	235,121	640,959
	LX Hausys Ltd.	27,474	1,268,464
#	LX International Corp.	107,371	3,274,014
#	LX Semicon Co. Ltd.	39,299	4,054,827
	Macrogen, Inc.	3,933	85,668
	Maeil Dairies Co. Ltd.	4,652	255,657
	Maeil Holdings Co. Ltd.	22,787	197,927
	MAKUS, Inc.	2,286	19,479
*	Maniker Co. Ltd.	157,566	251,005
#	Mcnex Co. Ltd.	46,339	1,619,411
*	ME2ON Co. Ltd.	105,695	472,193
	Mediana Co. Ltd.	46,093	224,772
*	MEDICOX Co. Ltd.	133,178	78,705
# * ††	Medience Co. Ltd.	53,361	49,389
*	Medifron DBT Co. Ltd.	31,811	55,102
# *	Medipost Co. Ltd.	50,463	904,679
# *	Medy-Tox, Inc.	15,791	1,692,494
#	Meerecompany, Inc.	18,983	356,489
#	MegaStudy Co. Ltd.	33,559	322,607
	MegaStudyEdu Co. Ltd.	30,015	2,254,360
	MEKICS Co. Ltd.	45,311	227,645
	META BIOMED Co. Ltd.	73,413	171,719
*	Mgame Corp.	63,334	493,550
	Mi Chang Oil Industrial Co. Ltd.	3,145	204,905
*	MiCo BioMed Co. Ltd.	22,240	133,653
	MiCo Ltd.	120,402	1,033,132
	Minwise Co. Ltd.	34,635	492,802
	Mirae Asset Life Insurance Co. Ltd.	256,981	810,012
	Mirae Asset Venture Investment Co. Ltd.	30,425	203,297
*	Mirae Corp.	7,396	78,022
	Miwon Chemicals Co. Ltd.	3,853	218,363

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Commercial Co. Ltd.	5,072	$690,900
	Miwon Specialty Chemical Co. Ltd.	5,925	984,374
	MK Electron Co. Ltd.	58,548	696,534
	MNTech Co. Ltd.	82,096	499,104
*	Mobile Appliance, Inc.	118,847	368,851
*	Monalisa Co. Ltd.	80,698	249,869
	MonAmi Co. Ltd.	59,430	233,564
	Moorim P&P Co. Ltd.	90,612	362,009
	Moorim Paper Co. Ltd.	91,551	263,359
	Motonic Corp.	40,895	294,244
*	Motrex Co. Ltd.	7,741	191,885
*	MP Daesan, Inc.	151,072	101,018
*	mPlus Corp.	15,452	215,844
	Mr Blue Corp.	11,243	70,846
*	MS Autotech Co. Ltd.	113,563	475,571
	Muhak Co. Ltd.	54,936	407,814
	Multicampus Co. Ltd.	10,150	376,445
*	MyungMoon Pharm Co. Ltd.	115,689	340,937
*	N2Tech Co. Ltd.	34,563	46,499
	Nam Hwa Construction Co. Ltd.	28,762	208,754
#	Namhae Chemical Corp.	91,931	1,021,643
*	NamKwang Engineering & Construction Co. Ltd.	2,218	22,019
*	Namsun Aluminum Co. Ltd.	285,935	681,335
	Namsung Corp.	29,086	69,135
*	Namu Tech Co. Ltd.	35,000	70,573
# *	Namuga Co. Ltd.	36,468	333,924
	Namyang Dairy Products Co. Ltd.	1,212	390,465
*	NanoenTek, Inc.	85,094	421,382
	Nasmedia Co. Ltd.	18,911	421,645
# *	Nature & Environment Co. Ltd.	396,370	639,660
*	NDFOS Co. Ltd.	19,650	123,729
	NeoPharm Co. Ltd.	20,456	421,154
*	Neowiz	54,508	891,615
	Neowiz Holdings Corp.	17,325	516,481
# *	NEPES Corp.	72,193	1,716,714
	Newtree Co. Ltd.	3,735	58,070
	Nexen Corp.	108,320	387,151
#	Nexen Tire Corp.	135,398	732,809
*	Nexon Games Co. Ltd.	54,649	1,016,716
*	NEXT BT Co. Ltd.	86,030	85,975
*	Next Entertainment World Co. Ltd.	74,614	587,134
*	NextEye Co. Ltd.	182,786	158,989
*	Nexturnbioscience Co. Ltd.	45,576	136,023
*	NHN BUGS Corp.	6,462	61,394
*	NHN Corp.	55,266	1,525,482
# *	NHN KCP Corp.	95,522	1,570,396
	NICE Holdings Co. Ltd.	73,247	992,374
	Nice Information & Telecommunication, Inc.	23,686	563,454
#	NICE Information Service Co. Ltd.	131,225	1,906,937
	NICE Total Cash Management Co. Ltd.	54,101	272,545
*	NK Co. Ltd.	285,626	267,308
	Nong Shim Holdings Co. Ltd.	9,009	536,463
	Nong Woo Bio Co. Ltd.	32,464	329,737
#	NongShim Co. Ltd.	8,493	2,029,632
	Noroo Holdings Co. Ltd.	9,344	88,895
	NOROO Paint & Coatings Co. Ltd.	39,524	343,724
	NOVAREX Co. Ltd.	5,141	158,838
	NPC	66,771	599,609
*	NS Co. Ltd.	1,771	14,340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	NSN Co. Ltd.	15,112	$22,542
*	nTels Co. Ltd.	34,254	213,702
*	Nuintek Co. Ltd.	12,734	32,551
*	NUVOTEC Co. Ltd.	153,125	152,577
	Oceanbridge Co. Ltd.	19,278	227,429
	Okong Corp.	14,342	49,189
*	Omnisystem Co. Ltd.	120,346	219,981
	Openbase, Inc.	117,833	332,903
	Opto Device Technology Co. Ltd.	29,480	168,755
#	OptoElectronics Solutions Co. Ltd.	30,470	684,060
*	OPTRON-TEC, Inc.	86,780	463,185
# *	Orbitech Co. Ltd.	93,260	524,988
*	Orientbio, Inc.	362,088	237,842
#	Orion Holdings Corp.	89,232	1,041,757
*	OSANGJAIEL Co. Ltd.	29,868	167,069
#	Osstem Implant Co. Ltd.	45,048	4,034,952
# *	Osung Advanced Materials Co. Ltd.	258,797	443,004
#	Ottogi Corp.	3,354	1,243,951
	Paik Kwang Industrial Co. Ltd.	104,632	452,514
*	Pan Entertainment Co. Ltd.	13,359	49,137
*	PANAGENE, Inc.	24,893	80,130
	Pang Rim Co. Ltd.	97,311	302,289
*	Pan-Pacific Co. Ltd.	110,822	229,308
# *	Paradise Co. Ltd.	125,164	1,630,398
	Park Systems Corp.	3,580	318,075
#	Partron Co. Ltd.	162,701	1,495,150
#	Paseco Co. Ltd.	11,321	168,879
	People & Technology, Inc.	45,616	1,796,174
*	Peptron, Inc.	7,294	54,356
	PHA Co. Ltd.	37,966	272,382
*	PharmAbcine.	8,575	35,543
#	PharmaResearch Co. Ltd.	21,005	1,533,120
*	PharmGen Science, Inc.	63,854	403,930
*	Pharmicell Co. Ltd.	161,353	1,442,700
*	Philoptics Co. Ltd.	4,719	33,779
*	Philosys Healthcare Co. Ltd.	94,841	131,388
#	PI Advanced Materials Co. Ltd.	54,578	2,056,797
*	Playgram Co. Ltd.	83,495	126,638
*	PLAYWITH, Inc.	7,511	71,748
	Point Engineering Co. Ltd.	24,538	61,837
*	Polaris Office Corp.	24,639	34,686
	Poongsan Corp.	71,782	1,807,995
	Poongsan Holdings Corp.	24,968	595,747
#	Posco ICT Co. Ltd.	203,713	989,557
	Posco M-Tech Co. Ltd.	72,480	407,977
	POSCO Steeleon Co. Ltd.	3,770	153,682
*	Power Logics Co. Ltd.	99,612	598,633
# *	Prostemics Co. Ltd.	31,692	68,770
#	Protec Co. Ltd.	19,624	457,789
	PS TEC Co. Ltd.	41,635	146,251
	PSK, Inc.	35,754	1,354,057
	Pulmuone Co. Ltd.	38,753	513,849
	Puloon Technology, Inc.	4,603	36,950
	Pungkuk Ethanol Co. Ltd.	22,635	315,798
	QSI Co. Ltd.	3,313	43,089
*	RaonSecure Co. Ltd.	115,448	315,748
*	Ray Co. Ltd/KR.	18,972	342,844
	Rayence Co. Ltd.	21,966	211,624
* ††	Redrover Co. Ltd.	111,853	30,557

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Remed Co. Ltd.	8,127	$135,379
#	Reyon Pharmaceutical Co. Ltd.	28,614	626,335
#	RFHIC Corp.	71,961	1,612,769
*	RFTech Co. Ltd.	114,269	566,444
	RN2 Technologies Co. Ltd.	4,934	42,007
*	Robostar Co. Ltd.	29,213	550,287
*	Robotis Co. Ltd.	11,904	187,824
	Rorze Systems Corp.	12,806	56,182
#	Rsupport Co. Ltd.	59,819	250,093
	S Net Systems, Inc.	47,161	273,177
#	S&S Tech Corp.	63,053	1,370,767
*	S.Y. Co. Ltd.	134,827	353,789
	Sajo Industries Co. Ltd.	9,398	415,554
	Sajodaerim Corp.	2,580	66,180
*	Sajodongaone Co. Ltd.	29,518	48,563
*	Sam Chun Dang Pharm Co. Ltd.	42,696	1,508,891
# *	SAM KANG M&T Co. Ltd.	101,098	1,629,901
	Sam Young Electronics Co. Ltd.	45,179	383,045
#	Sam Yung Trading Co. Ltd.	77,884	873,586
	Sambo Corrugated Board Co. Ltd.	7,239	77,963
	Sambo Motors Co. Ltd.	41,637	172,658
*	Sambu Engineering & Construction Co. Ltd.	297,390	621,845
	Samchully Co. Ltd.	7,387	665,624
#	Samchuly Bicycle Co. Ltd.	32,237	265,325
#	Samho Development Co. Ltd.	64,421	262,630
	SAMHWA Paints Industrial Co. Ltd.	42,263	319,161
	Samick Musical Instruments Co. Ltd.	219,742	301,117
#	Samick THK Co. Ltd.	33,011	353,155
	Samil Pharmaceutical Co. Ltd.	41,660	280,820
	Samji Electronics Co. Ltd.	37,339	352,463
	Samjin LND Co. Ltd.	98,862	224,673
	Samjin Pharmaceutical Co. Ltd.	37,472	748,786
	Samkee Corp.	67,094	210,872
	Sammok S-Form Co. Ltd.	19,532	406,221
#	SAMPYO Cement Co. Ltd.	125,588	523,472
	Samsung Climate Control Co. Ltd.	1,221	12,331
*	Samsung Pharmaceutical Co. Ltd.	239,978	753,819
	Samsung Publishing Co. Ltd.	17,275	418,086
	SAMT Co. Ltd.	211,277	723,542
	Samwha Capacitor Co. Ltd.	30,739	1,326,852
	Samwha Electric Co. Ltd.	16,687	341,410
	Samyang Corp.	13,067	566,852
	Samyang Foods Co. Ltd.	14,950	1,154,140
	Samyang Holdings Corp.	14,461	988,653
	Samyang Packaging Corp.	3,554	64,651
	Samyang Tongsang Co. Ltd.	5,256	240,238
*	Samyoung Chemical Co. Ltd.	36,545	91,843
#	Sang-A Frontec Co. Ltd.	37,243	1,142,231
*	Sangbo Corp.	112,085	166,833
	Sangsangin Co. Ltd.	132,825	1,192,453
	Sangsin Energy Display Precision Co. Ltd.	41,631	538,813
	SaraminHR Co. Ltd.	26,768	887,505
	Satrec Initiative Co. Ltd.	22,788	883,999
	SAVEZONE I&C Corp.	84,187	241,951
*	SBI Investment Korea Co. Ltd.	369,126	490,809
*	SBW	962,183	682,107
*	SBW Life Sciences Co. Ltd.	9,750	34,850
*	SC Engineering Co. Ltd.	8,000	15,537
	SCI Information Service, Inc.	18,181	53,020

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	S-Connect Co. Ltd.	208,292	$241,118
# *	SDN Co. Ltd.	224,182	363,030
	Seah Besteel Corp.	51,280	735,453
	SeAH Holdings Corp.	3,283	313,960
	SeAH Steel Corp.	3,893	498,567
	SeAH Steel Holdings Corp.	6,517	739,031
	Sebang Co. Ltd.	47,246	457,662
#	Sebang Global Battery Co. Ltd.	23,610	1,408,064
	Secuve Co. Ltd.	194,895	217,534
	Segyung Hitech Co. Ltd.	5,861	103,727
	Sejin Heavy Industries Co. Ltd.	46,649	260,197
	Sejong Industrial Co. Ltd.	53,849	303,015
	Sejong Telecom, Inc.	1,627,463	673,790
*	Sekonix Co. Ltd.	47,555	393,748
*	Selvas AI, Inc.	61,638	382,385
	Sempio Foods Co.	9,478	362,028
	Semyung Electric Machinery Co. Ltd.	8,458	30,174
*	S-Energy Co. Ltd.	61,031	184,369
#	Seobu T&D	131,892	1,113,749
	Seohan Co. Ltd.	290,737	398,148
#	Seojin System Co. Ltd.	53,856	820,339
	Seoul Auction Co. Ltd.	41,464	720,131
	Seoul City Gas Co. Ltd.	1,738	256,220
*	Seoul Food Industrial Co. Ltd.	1,520,855	411,358
# *	Seoul Pharma Co. Ltd.	20,036	98,053
#	Seoul Semiconductor Co. Ltd.	176,111	1,873,962
#	Seoul Viosys Co. Ltd.	27,029	190,957
#	Seoulin Bioscience Co. Ltd.	29,361	346,840
#	Seowon Co. Ltd.	125,696	204,833
	SEOWONINTECH Co. Ltd.	30,564	157,465
#	Seoyon Co. Ltd.	56,279	357,652
	Seoyon E-Hwa Co. Ltd.	37,029	200,162
	Settle Bank, Inc.	7,138	151,447
	Sewha P&C, Inc.	69,084	110,487
*	Sewon E&C Co. Ltd.	518,090	403,628
††	Sewon Precision Industry Co. Ltd.	25,563	30,873
	Sewoon Medical Co. Ltd.	90,686	273,915
	SFA Engineering Corp.	69,338	2,169,946
*	SFA Semicon Co. Ltd.	282,264	1,449,088
	S-Fuelcell Co. Ltd.	8,387	157,548
*	SG Corp.	525,085	307,901
	SGC e Tec E&C Co. Ltd.	6,274	280,348
	SGC Energy Co. Ltd.	2,940	118,316
	SH Energy & Chemical Co. Ltd.	396,837	483,171
	Shin Heung Energy & Electronics Co. Ltd.	8,995	466,328
# *	Shin Poong Pharmaceutical Co. Ltd.	86,375	2,060,214
	Shindaeyang Paper Co. Ltd.	7,142	530,593
	Shinil Electronics Co. Ltd.	281,602	508,148
	Shinsegae Engineering & Construction Co. Ltd.	10,514	287,429
	Shinsegae Food Co. Ltd.	5,515	317,212
	Shinsegae International, Inc.	42,090	1,045,129
	Shinsegae, Inc.	367	71,512
	Shinsung Delta Tech Co. Ltd.	44,703	482,539
*	Shinsung E&G Co. Ltd.	610,324	910,392
*	Shinsung Tongsang Co. Ltd.	132,710	367,033
*	Shinwha Intertek Corp.	107,691	261,102
	Shinwon Corp.	193,213	293,584
	Shinyoung Securities Co. Ltd.	17,134	784,480
*	Showbox Corp.	131,610	614,225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Signetics Corp.	215,282	$426,714
#	SIGONG TECH Co. Ltd.	35,400	211,868
#	Silla Co. Ltd.	28,011	297,889
#	Simmtech Co. Ltd.	66,827	2,575,524
	SIMPAC, Inc.	57,924	407,673
	Sindoh Co. Ltd.	18,787	489,649
	Sinil Pharm Co. Ltd.	3,891	30,769
*	SinSin Pharmaceutical Co. Ltd.	32,598	153,788
	SJ Group Co. Ltd.	8,579	174,167
	SK D&D Co. Ltd.	37,022	837,580
	SK Discovery Co. Ltd.	43,232	1,416,240
	SK Gas Ltd.	8,403	793,898
	SK Networks Co. Ltd.	523,534	1,998,550
*	SK Rent A Car Co. Ltd.	13,962	123,863
	SK Securities Co. Ltd.	1,445,309	983,627
#	SL Corp.	62,074	1,304,807
*	SM Culture & Contents Co. Ltd.	211,274	713,248
#	SM Entertainment Co. Ltd.	73,771	3,933,319
*	SM Life Design Group Co. Ltd.	104,568	226,192
*	S-MAC Co. Ltd.	189,827	511,596
	SMCore, Inc.	57,045	300,088
*	SMEC Co. Ltd.	74,906	116,970
	SNT Dynamics Co. Ltd.	47,745	333,057
	SNT Energy Co. Ltd.	1	14
	SNT Holdings Co. Ltd.	27,174	375,063
#	SNT Motiv Co. Ltd.	32,603	1,227,272
*	SNU Precision Co. Ltd.	93,080	264,506
*	Solborn, Inc.	54,990	219,154
*	Solid, Inc.	235,744	1,227,318
	Songwon Industrial Co. Ltd.	50,995	1,083,275
*	Sonid, Inc.	175,448	123,206
*	Sonokong Co. Ltd.	81,520	179,932
	Soosan Heavy Industries Co. Ltd.	50,388	133,629
	Soulbrain Co. Ltd.	11,324	2,177,632
	Soulbrain Holdings Co. Ltd.	19,846	441,965
	SPC Samlip Co. Ltd.	9,303	662,109
	Speco Co. Ltd.	10,580	56,532
#	SPG Co. Ltd.	47,728	605,661
#	Spigen Korea Co. Ltd.	14,134	498,562
* ††	Ssangyong Motor Co.	208,506	86,220
	ST Pharm Co. Ltd.	33,206	2,548,497
	STIC Investments, Inc.	131,059	1,070,173
*	Straffic Co. Ltd.	55,240	184,638
*	STX Heavy Industries Co. Ltd.	5,234	21,285
*	Sugentech, Inc.	18,435	158,357
	Suheung Co. Ltd.	22,312	686,812
	Sun Kwang Co. Ltd.	16,326	947,388
	Sung Bo Chemicals Co. Ltd.	39,494	138,352
	Sung Kwang Bend Co. Ltd.	68,556	523,969
*	Sungchang Enterprise Holdings Ltd.	214,939	493,530
	Sungdo Engineering & Construction Co. Ltd.	38,063	175,139
#	Sungshin Cement Co. Ltd.	59,213	612,251
#	Sungwoo Hitech Co. Ltd.	196,682	761,280
#	Sunjin Co. Ltd.	54,492	572,655
*	Sunny Electronics Corp.	114,566	297,531
*	Suprema, Inc.	19,643	377,730
	SV Investment Corp.	106,865	281,500
*	Synergy Innovation Co. Ltd.	105,399	342,828
*	Synopex, Inc.	276,606	631,978

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Systems Technology, Inc.	47,722	$756,731
	Tae Kyung Industrial Co. Ltd.	44,125	257,948
	Taekwang Industrial Co. Ltd.	1,200	965,089
	Taekyung BK Co. Ltd.	21,499	85,651
*	Taewoong Co. Ltd.	56,071	560,264
#	Taeyoung Engineering & Construction Co. Ltd.	85,762	671,418
# *	Taihan Electric Wire Co. Ltd.	1,191,561	1,696,941
*	Taihan Fiberoptics Co. Ltd.	240,155	446,998
*	Taihan Textile Co. Ltd.	2,843	112,414
	Tailim Packaging Co. Ltd.	63,432	215,557
	TechWing, Inc.	55,153	947,137
*	Tego Science, Inc.	8,956	122,238
# *	Telcon RF Pharmaceutical, Inc.	277,957	447,964
	Telechips, Inc.	41,190	556,108
*	TERA SCIENCE Co. Ltd.	59,287	110,867
	TES Co. Ltd.	60,845	1,332,989
# *	Theragen Etex Co. Ltd.	125,206	509,300
# *	Thinkware Systems Corp.	27,004	384,068
# *	TK Chemical Corp.	47,613	185,920
	TK Corp.	63,239	537,159
*	Tkg Aikang Co. Ltd.	126,662	214,605
#	TKG Huchems Co. Ltd.	72,732	1,277,957
	Tokai Carbon Korea Co. Ltd.	20,029	2,226,781
	Tongyang Life Insurance Co. Ltd.	175,065	931,865
	Tongyang, Inc.	548,179	678,223
*	Tonymoly Co. Ltd.	5,579	30,783
*	Top Engineering Co. Ltd.	52,518	292,971
# *	Toptec Co. Ltd.	94,206	632,740
	Tovis Co. Ltd.	56,715	411,812
	TS Corp.	140,490	457,292
# *	TS Nexgen Co. Ltd.	214,635	271,464
*	Tuksu Construction Co. Ltd.	31,513	305,117
*	TY Holdings Co. Ltd.	103,150	2,065,874
	TYM Corp.	469,563	886,333
	UBCare Co. Ltd.	91,237	505,707
#	Ubiquoss Holdings, Inc.	32,753	455,429
	Ubiquoss, Inc.	26,517	494,423
#	Uju Electronics Co. Ltd.	27,100	574,258
	Uni-Chem Co. Ltd.	231,115	241,363
*	Unick Corp.	53,999	334,080
	Unid Co. Ltd.	20,558	2,052,004
	Union Materials Corp.	28,259	65,555
	Union Semiconductor Equipment & Materials Co. Ltd.	97,536	834,250
	Uniquest Corp.	58,434	552,897
# *	Unison Co. Ltd.	144,697	266,873
*	Unitekno Co. Ltd.	35,122	235,178
*	UniTest, Inc.	64,597	1,291,370
	UTI, Inc.	20,721	247,986
	V One Tech Co. Ltd.	2,367	18,837
	Value Added Technology Co. Ltd.	30,227	959,963
*	Very Good Tour Co. Ltd.	14,277	156,733
	Viatron Technologies, Inc.	44,382	384,234
	VICTEK Co. Ltd.	91,039	500,050
*	Vidente Co. Ltd.	21,489	234,367
	Vieworks Co. Ltd.	30,239	952,662
*	Vina Tech Co. Ltd.	9,178	279,295
	Visang Education, Inc.	28,996	176,471
	Vitzro Tech Co. Ltd.	13,726	103,361
	Vitzrocell Co. Ltd.	56,346	578,793

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# * ††	VitzroSys Co. Ltd.	4,135	$2,222
*	Vivien Corp.	30,093	62,072
*	Vivozon Healthcare, Inc.	127,653	107,153
*	VT GMP Co. Ltd.	42,957	236,503
	Webcash Corp.	13,826	266,000
# *	Webzen, Inc.	56,800	988,847
	Welcron Co. Ltd.	109,997	344,125
*	Wellbiotec Co. Ltd.	49,894	71,629
	Wemade Co. Ltd.	38,461	2,282,042
*	Wemade Play Co. Ltd.	21,764	507,258
	Whanin Pharmaceutical Co. Ltd.	46,587	670,423
*	WI Co. Ltd.	76,696	84,167
	Wiable Corp.	50,709	113,959
*	WillBes & Co.	251,810	259,688
#	Winix, Inc.	34,410	442,992
*	Winpac, Inc.	16,190	23,437
	Wins Co. Ltd.	26,610	356,886
#	WiSoL Co. Ltd.	74,628	660,674
*	WIZIT Co. Ltd.	395,737	377,414
*	WONIK CUBE Corp.	58,473	153,163
# *	Wonik Holdings Co. Ltd.	180,323	697,040
#	WONIK IPS Co. Ltd.	71,589	2,241,609
	Wonik Materials Co. Ltd.	27,417	804,462
*	Wonik Pne Co. Ltd.	42,476	961,529
#	Wonik QnC Corp.	62,589	1,481,420
	Woojin Plaimm Co. Ltd.	3,881	14,722
	Woojin, Inc.	5,687	43,192
*	Woongjin Co. Ltd.	9,674	12,865
	Woongjin Thinkbig Co. Ltd.	16,926	39,379
*	Wooree Bio Co. Ltd.	12,108	40,686
	Woori Investment Bank Co. Ltd.	1,558,405	1,063,694
# *	Woori Technology, Inc.	601,518	1,064,911
*	Wooriro Co. Ltd.	16,683	4,757
	Woorison F&G Co. Ltd.	163,424	346,539
	Woory Industrial Co. Ltd.	24,738	352,681
*	Woosu AMS Co. Ltd.	106,413	336,004
#	WooSung Co. Ltd.	6,452	169,399
*	Woowon Development Co. Ltd.	34,932	161,602
	Worldex Industry & Trading Co. Ltd.	49,210	1,020,149
	Y G-1 Co. Ltd.	61,821	442,786
# *	Y2 Solution Co. Ltd.	88,983	26,567
	YAS Co. Ltd.	1,670	17,473
	YBM NET, Inc.	18,867	87,066
*	Y-entec Co. Ltd.	25,880	264,359
*	Yeong Hwa Metal Co. Ltd.	44,151	61,507
*	Yest Co. Ltd.	54,484	333,667
	YG Entertainment, Inc.	42,279	1,877,838
*	YG PLUS.	63,361	345,325
*	YIK Corp.	98,562	396,946
*	YJM Games Co. Ltd.	191,657	464,802
	YMC Co. Ltd.	54,027	312,069
	YMT Co. Ltd.	19,799	315,463
	Yonwoo Co. Ltd.	12,390	242,047
	Yoosung Enterprise Co. Ltd.	80,477	196,557
	Youlchon Chemical Co. Ltd.	35,492	631,898
	Young Poong Corp.	795	429,269
	Young Poong Precision Corp.	41,022	330,690
	Youngone Corp.	34,250	1,290,854
	Youngone Holdings Co. Ltd.	22,452	913,346

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	YoungWoo DSP Co. Ltd.	125,945	$230,494
	YTN Co. Ltd.	73,837	207,048
	Yuanta Securities Korea Co. Ltd.	340,341	957,979
	YuHwa Securities Co. Ltd.	96,255	200,063
*	Yungjin Pharmaceutical Co. Ltd.	288,050	1,120,391
	Yuyu Pharma, Inc.	8,551	49,963
	Zeus Co. Ltd.	28,507	623,009
	Zinus, Inc.	26,920	1,371,954

TOTAL SOUTH KOREA			661,751,332

TAIWAN — (16.6%)
#	ABC Taiwan Electronics Corp.	300,977	222,518
	Abico Avy Co. Ltd.	474,841	356,943
#	Ability Enterprise Co. Ltd.	926,293	714,929
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	511,695
	Abnova Corp.	34,000	81,777
#	AcBel Polytech, Inc.	1,377,599	1,326,694
#	ACES Electronic Co. Ltd.	420,822	583,103
*	Acon Holding, Inc.	801,000	320,192
	Acter Group Corp. Ltd.	184,490	1,240,398
	Action Electronics Co. Ltd.	729,000	301,054
#	ADATA Technology Co. Ltd.	908,879	2,138,918
#	Addcn Technology Co. Ltd.	111,564	796,588
#	Advanced Ceramic X Corp.	166,000	1,362,701
#	Advanced International Multitech Co. Ltd.	441,000	1,261,356
# *	Advanced Optoelectronic Technology, Inc.	457,000	307,091
#	Advanced Power Electronics Corp.	138,000	410,268
#	Advancetek Enterprise Co. Ltd.	1,200,519	919,478
	AEON Motor Co. Ltd.	24,359	43,163
	Aerospace Industrial Development Corp.	2,123,000	2,372,367
# *	AGV Products Corp.	1,543,433	607,128
	Airmate Cayman International Co. Ltd.	38,719	26,533
#	Alexander Marine Co. Ltd.	46,000	235,014
# *	ALI Corp.	743,775	654,161
#	All Ring Tech Co. Ltd.	100,000	383,364
#	Allied Circuit Co. Ltd.	113,000	539,482
#	Allis Electric Co. Ltd.	640,367	585,870
#	Alltek Technology Corp.	513,355	655,659
#	Alltop Technology Co. Ltd.	92,774	506,832
#	Alpha Networks, Inc.	1,453,158	1,402,781
#	Altek Corp.	971,945	1,201,851
	Amazing Microelectronic Corp.	262,085	1,149,287
*	Ambassador Hotel	1,135,000	1,208,534
*	AMICCOM Electronics Corp.	25,000	26,177
#	Ampire Co. Ltd.	348,000	298,176
#	AMPOC Far-East Co. Ltd.	346,444	476,270
	AmTRAN Technology Co. Ltd.	2,840,463	1,381,138
#	Anderson Industrial Corp.	290,416	89,707
#	Anpec Electronics Corp.	224,007	1,401,670
	Apac Opto Electronics, Inc.	147,000	175,396
#	Apacer Technology, Inc.	345,325	480,118
#	APAQ Technology Co. Ltd.	202,120	367,200
#	APCB, Inc.	485,000	317,380
	Apex Biotechnology Corp.	338,483	310,148
	Apex International Co. Ltd.	556,470	1,767,976
#	Apex Medical Corp.	220,500	258,421
	Apex Science & Engineering	623,132	212,981
#	Apogee Optocom Co. Ltd.	53,000	121,302
#	Arcadyan Technology Corp.	533,055	2,274,325

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ardentec Corp.	1,505,274	$2,187,533
#	Argosy Research, Inc.	233,396	731,003
#	Asia Electronic Material Co. Ltd.	331,000	234,553
#	Asia Optical Co., Inc.	879,000	2,080,017
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,785,700
*	Asia Plastic Recycling Holding Ltd.	913,182	200,299
#	Asia Polymer Corp.	1,343,996	1,646,369
#	Asia Tech Image, Inc.	211,000	407,394
#	Asia Vital Components Co. Ltd.	1,042,058	3,603,259
	ASolid Technology Co. Ltd.	27,000	102,355
#	ASROCK, Inc.	171,000	943,089
	ATE Energy International Co. Ltd.	10,274	10,671
	Aten International Co. Ltd.	350,479	958,529
#	Audix Corp.	279,600	487,907
#	AURAS Technology Co. Ltd.	229,148	1,273,055
#	Aurona Industries, Inc.	246,000	170,765
	Aurora Corp.	262,349	802,267
#	Avalue Technology, Inc.	190,000	398,112
	Aver Information, Inc.	31,000	56,892
	Awea Mechantronic Co. Ltd.	132,210	137,328
#	Axiomtek Co. Ltd.	223,000	445,064
# *	Azurewave Technologies, Inc.	345,000	229,033
#	Bafang Yunji International Co. Ltd.	52,000	225,900
	Bank of Kaohsiung Co. Ltd.	2,442,072	1,166,685
#	Baolong International Co. Ltd.	295,000	194,802
	Basso Industry Corp.	472,900	669,807
#	BenQ Materials Corp.	650,000	693,460
#	BES Engineering Corp.	5,374,750	1,729,192
#	Bin Chuan Enterprise Co. Ltd.	372,070	326,205
	Bionet Corp.	140,000	191,621
#	Bionime Corp.	133,000	326,307
#	Biostar Microtech International Corp.	631,975	394,701
	Bioteque Corp.	245,308	917,009
#	Bizlink Holding, Inc.	495,492	4,958,421
	Bon Fame Co. Ltd.	71,000	102,540
	Brave C&H Supply Co. Ltd.	20,000	48,056
#	Bright Led Electronics Corp.	375,520	233,191
#	Brighton-Best International Taiwan, Inc.	1,504,318	1,786,297
#	Brillian Network & Automation Integrated System Co. Ltd.	17,000	63,591
	Browave Corp.	197,000	301,106
#	C Sun Manufacturing Ltd.	515,504	767,740
*	Cameo Communications, Inc.	745,645	236,665
#	Capital Futures Corp.	335,895	417,010
	Capital Securities Corp.	6,210,501	3,276,955
#	Career Technology MFG. Co. Ltd.	1,770,459	1,241,109
#	Carnival Industrial Corp.	415,353	167,035
	Castles Technology Co. Ltd.	28,000	33,813
	Caswell, Inc.	12,000	32,656
	Cathay Chemical Works.	30,000	23,746
	Cathay Real Estate Development Co. Ltd.	2,062,700	1,284,671
#	Cayman Engley Industrial Co. Ltd.	152,099	354,931
#	CCP Contact Probes Co. Ltd.	137,000	264,433
#	Celxpert Energy Corp.	280,000	347,608
	Center Laboratories, Inc.	1,396,049	2,977,135
#	Central Reinsurance Co. Ltd.	504,380	511,331
#	Century Iron & Steel Industrial Co. Ltd.	309,000	1,321,992
# *	Chain Chon Industrial Co. Ltd.	651,484	429,355
	ChainQui Construction Development Co. Ltd.	451,080	245,731
# *	Champion Building Materials Co. Ltd.	903,851	356,508

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Champion Microelectronic Corp.	17,000	$40,129
#	Chang Wah Electromaterials, Inc.	1,362,350	1,611,216
#	Chang Wah Technology Co. Ltd.	494,170	1,493,267
#	Channel Well Technology Co. Ltd.	680,000	817,722
	Charoen Pokphand Enterprise	634,985	1,743,104
	CHC Healthcare Group	402,000	619,123
	CHC Resources Corp.	346,282	554,628
#	Chen Full International Co. Ltd.	342,000	475,721
#	Chenbro Micom Co. Ltd.	212,000	479,341
#	Cheng Loong Corp.	2,785,383	3,141,485
# *	Cheng Mei Materials Technology Corp.	2,509,900	1,004,938
	Cheng Uei Precision Industry Co. Ltd.	1,357,331	1,557,275
#	Chenming Electronic Technology Corp.	287,437	130,376
#	Chia Chang Co. Ltd.	378,000	576,496
#	Chia Hsin Cement Corp.	1,726,121	1,156,954
#	Chian Hsing Forging Industrial Co. Ltd.	138,000	177,054
	Chicony Electronics Co. Ltd.	143,000	397,772
#	Chicony Power Technology Co. Ltd.	496,454	1,170,822
	Chief Telecom, Inc.	6,000	57,883
#	Chieftek Precision Co. Ltd.	226,225	567,224
	Chien Kuo Construction Co. Ltd.	658,249	306,056
	Chien Shing Harbour Service Co. Ltd.	16,000	25,592
	Chime Ball Technology Co. Ltd.	106,840	130,232
	China Bills Finance Corp.	2,733,000	1,638,504
#	China Chemical & Pharmaceutical Co. Ltd.	904,000	742,889
#	China Ecotek Corp.	145,000	202,716
#	China Electric Manufacturing Corp.	864,959	526,545
#	China Fineblanking Technology Co. Ltd.	159,242	212,093
#	China General Plastics Corp.	1,524,461	1,705,443
#	China Glaze Co. Ltd.	310,002	133,485
#	China Man-Made Fiber Corp.	4,721,390	1,364,977
	China Metal Products.	1,069,603	1,190,717
	China Motor Corp.	820,600	1,627,223
# *	China Petrochemical Development Corp.	13,710,553	5,427,256
#	China Steel Chemical Corp.	591,554	2,278,293
#	China Steel Structure Co. Ltd.	282,000	555,581
	China Wire & Cable Co. Ltd.	276,160	255,452
#	Chinese Maritime Transport Ltd.	316,594	554,031
#	Ching Feng Home Fashions Co. Ltd.	544,409	328,640
#	Chin-Poon Industrial Co. Ltd.	1,525,207	1,536,703
#	Chipbond Technology Corp.	2,402,000	5,400,991
	ChipMOS Technologies, Inc.	2,008,076	3,123,564
	Chlitina Holding Ltd.	186,000	1,166,121
#	Chong Hong Construction Co. Ltd.	686,665	1,703,083
#	Chun YU Works & Co. Ltd.	501,000	506,748
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,294,847
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,402,375	2,568,605
#	Chung Hung Steel Corp.	2,332,979	2,943,374
	Chung Hwa Food Industrial Co. Ltd.	125,535	484,744
# *	Chung Hwa Pulp Corp.	1,434,405	920,448
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	284,297
	Chunghwa Precision Test Tech Co. Ltd.	10,000	158,068
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	187,665
	Cleanaway Co. Ltd.	294,000	1,989,763
	Clevo Co.	1,624,200	1,855,730
#	CMC Magnetics Corp.	4,206,498	1,260,939
#	C-Media Electronics, Inc.	48,000	84,943
#	CoAsia Electronics Corp.	441,378	183,396
#	Collins Co. Ltd.	445,431	257,139

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Compeq Manufacturing Co. Ltd.	1,096,000	$1,672,376
#	Compucase Enterprise	278,000	276,463
#	Concord Securities Co. Ltd.	1,728,796	799,953
#	Concraft Holding Co. Ltd.	212,841	160,740
#	Continental Holdings Corp.	1,390,320	1,253,506
	Contrel Technology Co. Ltd.	513,000	316,976
#	Coremax Corp.	258,065	1,101,279
	Coretronic Corp.	1,303,200	2,483,676
#	Co-Tech Development Corp.	795,533	1,545,329
#	Cowealth Medical Holding Co. Ltd.	175,972	178,760
*	Coxon Precise Industrial Co. Ltd.	116,000	47,776
# *	CSBC Corp. Taiwan	1,758,677	1,242,674
	CTCI Corp.	2,093,000	3,295,240
# *	C-Tech United Corp.	191,878	117,245
#	Cub Elecparts, Inc.	235,297	1,088,607
#	CviLux Corp.	266,040	351,902
	CX Technology Co. Ltd.	7,000	9,172
	Cyberlink Corp.	199,697	556,434
#	CyberPower Systems, Inc.	242,000	539,767
#	CyberTAN Technology, Inc.	1,264,779	946,237
#	Cypress Technology Co. Ltd.	169,489	397,691
#	DA CIN Construction Co. Ltd.	1,101,711	1,166,500
	Dadi Early-Childhood Education Group Ltd.	21,357	78,563
	Dafeng TV Ltd.	304,870	492,150
# *	Da-Li Development Co. Ltd.	1,413,747	1,482,600
*	Danen Technology Corp.	422,421	220,097
	Darfon Electronics Corp.	823,550	1,311,440
# *	Darwin Precisions Corp.	1,583,635	562,606
#	Davicom Semiconductor, Inc.	44,888	43,623
#	Daxin Materials Corp.	225,200	786,518
#	De Licacy Industrial Co. Ltd.	1,155,511	594,909
	Depo Auto Parts Ind Co. Ltd.	377,000	732,261
* ††	Der Pao Construction Co. Ltd.	476,000	0
#	Dimerco Data System Corp.	210,097	516,283
#	Dimerco Express Corp.	443,880	1,540,998
	D-Link Corp.	2,097,855	1,193,762
	Donpon Precision, Inc.	104,000	70,074
	Dr Wu Skincare Co. Ltd.	33,000	89,263
#	Draytek Corp.	247,000	259,634
	Dyaco International, Inc.	142,813	198,567
	DYNACOLOR, Inc.	94,000	110,040
#	Dynamic Electronics Co. Ltd.	992,707	707,656
#	Dynapack International Technology Corp.	492,000	1,330,534
#	E & R Engineering Corp.	56,000	140,405
	Eastern Media International Corp.	1,222,235	1,189,575
	ECOVE Environment Corp.	113,000	939,923
#	Edimax Technology Co. Ltd.	624,108	227,399
	Edison Opto Corp.	416,000	230,407
	Edom Technology Co. Ltd.	732,964	868,327
#	eGalax_eMPIA Technology, Inc.	192,094	485,521
#	Egis Technology, Inc.	243,000	901,446
#	Elan Microelectronics Corp.	1,014,400	5,116,757
#	E-LIFE MALL Corp.	295,000	861,604
#	Elite Advanced Laser Corp.	522,226	762,382
#	Elite Semiconductor Microelectronics Technology, Inc.	958,200	3,932,060
#	Elitegroup Computer Systems Co. Ltd.	1,259,254	793,341
#	Emerging Display Technologies Corp.	499,000	302,120
#	Ennoconn Corp.	251,938	1,662,686
# *	Ennostar, Inc.	2,037,462	3,990,812

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	EnTie Commercial Bank Co. Ltd.	2,292,603	$1,212,665
	Eslite Spectrum Corp. (The)	53,000	97,229
#	Eson Precision Ind Co. Ltd.	331,000	641,595
	Eternal Materials Co. Ltd.	3,259,985	4,178,795
#	Eurocharm Holdings Co. Ltd.	107,000	546,293
*	Everest Textile Co. Ltd.	1,642,762	480,291
	Evergreen International Storage & Transport Corp.	1,762,000	2,120,375
#	Evergreen Steel Corp.	70,000	138,516
#	Everlight Chemical Industrial Corp.	1,752,606	1,330,520
#	Everlight Electronics Co. Ltd.	1,472,000	2,129,990
# *	Everspring Industry Co. Ltd.	522,000	363,665
#	Excellence Opto, Inc.	72,000	55,333
#	Excelliance Mos Corp.	59,000	330,790
#	Excelsior Medical Co. Ltd.	360,209	844,519
#	EZconn Corp.	159,800	199,290
	Far Eastern Department Stores Ltd.	3,516,000	2,473,340
	Far Eastern International Bank	7,359,256	2,976,268
#	Farglory F T Z Investment Holding Co. Ltd.	440,957	759,855
	Farglory Land Development Co. Ltd.	878,000	1,995,746
#	Federal Corp.	1,231,238	940,730
#	Feedback Technology Corp.	119,200	303,779
	Feng Hsin Steel Co. Ltd.	1,694,100	4,769,934
#	Firich Enterprises Co. Ltd.	181,613	168,988
#	First Hi-Tec Enterprise Co. Ltd.	256,580	428,408
	First Hotel	713,350	337,413
	First Insurance Co. Ltd.	900,179	492,443
# *	First Steamship Co. Ltd.	2,334,612	861,252
#	FIT Holding Co. Ltd.	485,456	563,072
	Fittech Co. Ltd.	89,000	473,297
#	FLEXium Interconnect, Inc.	1,239,087	3,844,273
	Flytech Technology Co. Ltd.	424,309	1,044,906
#	FOCI Fiber Optic Communications, Inc.	199,000	175,808
#	Forcecon Tech Co. Ltd.	62,000	150,732
#	Forest Water Environment Engineering Co. Ltd.	168,132	179,128
#	Formosa Advanced Technologies Co. Ltd.	589,000	772,845
#	Formosa International Hotels Corp.	223,329	1,302,563
# *	Formosa Laboratories, Inc.	363,089	776,691
#	Formosa Oilseed Processing Co. Ltd.	222,567	438,799
#	Formosa Optical Technology Co. Ltd.	137,000	293,273
	Formosa Taffeta Co. Ltd.	1,007,000	923,853
	Formosan Rubber Group, Inc.	869,952	654,201
#	Formosan Union Chemical.	1,170,733	1,021,386
#	Fortune Electric Co. Ltd.	218,078	279,835
#	Founding Construction & Development Co. Ltd.	663,623	424,436
#	Foxsemicon Integrated Technology, Inc.	248,027	1,780,430
*	Franbo Lines Corp.	40,000	35,406
#	Froch Enterprise Co. Ltd.	581,189	638,809
#	FSP Technology, Inc.	560,427	774,398
#	Fulgent Sun International Holding Co. Ltd.	462,748	2,404,369
#	Fullerton Technology Co. Ltd.	391,600	246,327
# *	Fulltech Fiber Glass Corp.	1,356,313	604,926
#	Fusheng Precision Co. Ltd.	79,000	581,360
#	Fwusow Industry Co. Ltd.	821,138	732,374
#	G Shank Enterprise Co. Ltd.	586,281	914,428
#	Gallant Precision Machining Co. Ltd.	111,000	108,644
	Gamania Digital Entertainment Co. Ltd.	445,000	957,690
*	GCS Holdings, Inc.	299,000	403,505
#	GEM Services, Inc.	200,570	531,800
*	GEM Terminal Industrial Co. Ltd.	16,000	11,466

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gemtek Technology Corp.	1,413,219	$1,443,962
	General Interface Solution Holding Ltd.	910,000	2,798,834
#	General Plastic Industrial Co. Ltd.	275,357	286,247
#	Generalplus Technology, Inc.	195,000	446,098
#	GeneReach Biotechnology Corp.	18,000	103,346
#	Genesys Logic, Inc.	290,000	1,888,288
#	Genius Electronic Optical Co. Ltd.	188,917	2,378,179
#	Genmont Biotech, Inc.	220,000	200,589
#	GeoVision, Inc.	282,096	285,113
	Getac Holdings Corp.	1,537,360	2,389,749
#	GFC Ltd.	229,600	535,962
# *	Giantplus Technology Co. Ltd.	1,008,900	355,710
#	Gigasolar Materials Corp.	20,880	102,555
*	Gigastorage Corp.	22,965	17,032
#	Global Brands Manufacture Ltd.	957,730	1,047,301
#	Global Lighting Technologies, Inc.	284,000	564,229
	Global Mixed Mode Technology, Inc.	242,000	1,615,227
#	Global PMX Co. Ltd.	179,000	749,152
	Globe Union Industrial Corp.	889,914	370,401
	Gloria Material Technology Corp.	1,515,547	1,464,871
*	Glotech Industrial Corp.	270,000	138,870
*	GlycoNex, Inc.	258,000	246,112
#	Gold Circuit Electronics Ltd.	1,431,227	3,944,362
	Goldsun Building Materials Co. Ltd.	3,373,587	3,313,198
	Good Will Instrument Co. Ltd.	238,869	233,058
#	Gourmet Master Co. Ltd.	350,000	1,088,966
#	Grand Fortune Securities Co. Ltd.	854,691	542,347
#	Grand Ocean Retail Group Ltd.	304,000	166,298
#	Grand Pacific Petrochemical	3,359,000	2,932,416
	Grand Process Technology Corp.	81,000	795,332
#	GrandTech CG Systems, Inc.	192,750	349,566
	Grape King Bio Ltd.	425,000	2,065,497
#	Great China Metal Industry	605,000	536,948
	Great Taipei Gas Co. Ltd.	1,444,000	1,625,173
#	Great Tree Pharmacy Co. Ltd.	56,205	511,753
	Great Wall Enterprise Co. Ltd.	2,291,430	4,085,080
	Greatek Electronics, Inc.	1,109,000	2,579,476
* ††	Green Energy Technology, Inc.	1,570,850	0
#	GTM Holdings Corp.	431,150	392,195
#	Hai Kwang Enterprise Corp.	94,000	89,135
#	Hannstar Board Corp.	1,433,954	1,853,826
#	HannStar Display Corp.	3,639,505	1,597,777
#	HannsTouch Solution, Inc.	2,071,782	811,055
	Hanpin Electron Co. Ltd.	248,000	217,564
#	Harvatek Corp.	562,949	396,469
	Heran Co. Ltd.	6,000	23,320
#	Hey Song Corp.	1,478,750	1,788,257
	Hi-Clearance, Inc.	92,964	472,537
#	Highlight Tech Corp.	321,281	571,891
	Highwealth Construction Corp.	409,000	648,185
	HIM International Music, Inc.	60,710	168,822
#	Hiroca Holdings Ltd.	234,448	403,457
#	Hitron Technology, Inc.	472,557	324,537
#	Ho Tung Chemical Corp.	3,178,684	1,084,547
#	Hocheng Corp.	1,038,700	486,291
	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	74,852
#	Holiday Entertainment Co. Ltd.	275,800	518,205
#	Holtek Semiconductor, Inc.	682,000	2,117,712
#	Holy Stone Enterprise Co. Ltd.	522,910	2,007,033

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co. Ltd.	756,185	$531,787
#	Hong TAI Electric Industrial	887,000	905,860
	Hong YI Fiber Industry Co.	440,652	349,370
#	Horizon Securities Co. Ltd.	1,072,000	578,286
#	Hota Industrial Manufacturing Co. Ltd.	769,299	1,958,320
	Hotai Finance Co. Ltd.	206,000	774,549
	Hotron Precision Electronic Industrial Co. Ltd.	86,994	180,965
#	Hsin Kuang Steel Co. Ltd.	194,000	417,562
#	Hsin Yung Chien Co. Ltd.	157,255	638,203
	Hsing TA Cement Co.	488,162	335,944
# *	HTC Corp.	714,000	1,121,680
	Hu Lane Associate, Inc.	276,737	958,018
#	HUA ENG Wire & Cable Co. Ltd.	1,108,565	804,502
	Hua Yu Lien Development Co. Ltd.	30,000	66,716
	Huaku Development Co. Ltd.	895,816	2,797,830
#	Huang Hsiang Construction Corp.	236,800	443,076
#	Hung Ching Development & Construction Co. Ltd.	598,000	575,032
	Hung Sheng Construction Ltd.	1,378,251	1,178,928
#	Huxen Corp.	119,244	208,811
#	Hwa Fong Rubber Industrial Co. Ltd.	823,812	412,791
# *	Hwacom Systems, Inc.	362,000	204,330
#	Hycon Technology Corp.	42,000	141,075
#	Ibase Technology, Inc.	649,206	1,096,170
#	IBF Financial Holdings Co. Ltd.	8,113,465	4,399,963
	Ichia Technologies, Inc.	981,000	514,671
# *	I-Chiun Precision Industry Co. Ltd.	725,567	900,672
*	Ideal Bike Corp.	55,000	21,965
	IEI Integration Corp.	466,832	700,654
#	Infortrend Technology, Inc.	778,163	392,981
#	Info-Tek Corp.	236,000	488,437
#	Innodisk Corp.	267,543	1,829,685
#	Inpaq Technology Co. Ltd.	349,950	612,918
#	Insyde Software Corp.	97,000	300,942
#	Intai Technology Corp.	145,400	407,412
# *	Integrated Service Technology, Inc.	292,326	487,219
#	IntelliEPI, Inc.	97,000	241,838
#	International CSRC Investment Holdings Co.	2,566,363	2,013,080
	International Games System Co. Ltd.	95,000	2,332,447
	Iron Force Industrial Co. Ltd.	178,393	400,981
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	708,928
#	ITE Technology, Inc.	517,095	1,665,506
#	ITEQ Corp.	884,040	3,099,961
* ††	J Touch Corp.	11,000	0
#	Jarllytec Co. Ltd.	203,000	439,585
	Jentech Precision Industrial Co. Ltd.	238,868	3,016,767
	Jess-Link Products Co. Ltd.	338,925	445,574
	Jia Wei Lifestyle, Inc.	16,000	38,660
#	Jih Lin Technology Co. Ltd.	213,000	613,361
	Jiin Yeeh Ding Enterprise Co. Ltd.	34,000	39,775
#	Jinan Acetate Chemical Co. Ltd.	61,985	199,822
# *	Jinli Group Holdings Ltd.	297,681	104,919
#	Johnson Health Tech Co. Ltd.	240,000	468,202
*	Joinsoon Electronics Manufacturing Co. Ltd.	20,000	12,730
#	Jourdeness Group Ltd.	137,000	314,267
#	K Laser Technology, Inc.	586,000	410,072
#	Kaimei Electronic Corp.	460,229	1,009,524
#	Kaori Heat Treatment Co. Ltd.	304,197	545,630
#	Kaulin Manufacturing Co. Ltd.	442,330	220,479
	KEE TAI Properties Co. Ltd.	1,438,473	596,107

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kenda Rubber Industrial Co. Ltd.	1,785,845	$1,897,990
#	Kenmec Mechanical Engineering Co. Ltd.	687,000	536,262
#	Kerry TJ Logistics Co. Ltd.	732,000	1,104,978
	Key Ware Electronics Co. Ltd.	302,194	102,862
	Kindom Development Co. Ltd.	1,317,900	1,542,932
	King Chou Marine Technology Co. Ltd.	234,920	270,833
	King Slide Works Co. Ltd.	184,000	2,455,826
	King Yuan Electronics Co. Ltd.	2,975,979	4,029,864
	King’s Town Bank Co. Ltd.	3,027,701	3,996,458
# *	King’s Town Construction Co. Ltd.	333,074	384,348
#	Kinik Co.	350,000	1,504,958
# *	Kinko Optical Co. Ltd.	541,103	520,694
#	Kinpo Electronics	4,376,157	2,071,072
	KMC Kuei Meng International, Inc.	213,253	1,178,132
#	KNH Enterprise Co. Ltd.	589,020	479,868
#	KS Terminals, Inc.	461,482	1,114,802
	Kung Long Batteries Industrial Co. Ltd.	245,000	1,140,664
#	Kung Sing Engineering Corp.	1,616,290	439,569
#	Kuo Toong International Co. Ltd.	751,648	543,268
#	Kuo Yang Construction Co. Ltd.	729,899	495,888
#	Kwong Fong Industries Corp.	352,691	133,857
	Kwong Lung Enterprise Co. Ltd.	360,000	526,789
	KYE Systems Corp.	772,672	260,369
	L&K Engineering Co. Ltd.	635,048	622,029
#	La Kaffa International Co. Ltd.	87,701	291,733
*	LAN FA Textile	805,933	271,492
#	Land Mark Optoelectronics Corp.	308,300	1,458,694
#	Lanner Electronics, Inc.	351,916	699,659
#	Laser Tek Taiwan Co. Ltd.	267,504	279,127
#	Laster Tech Corp. Ltd.	83,091	85,706
	LCY Technology Corp.	49,000	56,486
	Leader Electronics, Inc.	290,000	108,691
#	Leadtrend Technology Corp.	95,000	321,088
# *	Lealea Enterprise Co. Ltd.	2,655,892	957,828
	Ledlink Optics, Inc.	141,300	126,772
#	LEE CHI Enterprises Co. Ltd.	648,000	463,945
	Lelon Electronics Corp.	317,327	626,285
#	Lemtech Holdings Co. Ltd.	108,055	387,320
*	Leofoo Development Co. Ltd.	93,278	53,745
# *	Li Cheng Enterprise Co. Ltd.	344,108	290,684
*	Li Peng Enterprise Co. Ltd.	1,735,897	477,217
#	Lian HWA Food Corp.	273,868	837,315
#	Lida Holdings Ltd.	257,400	254,531
	Lien Hwa Industrial Holdings Corp.	820,905	1,554,970
	Ligitek Electronics Co. Ltd.	88,000	66,620
# *	Lingsen Precision Industries Ltd.	1,242,506	873,217
	Liton Technology Corp.	31,000	36,074
# *	Long Bon International Co. Ltd.	694,274	409,954
#	Longchen Paper & Packaging Co. Ltd.	2,501,054	1,686,564
#	Longwell Co.	423,000	732,706
	Lotes Co. Ltd.	166,328	4,067,725
#	Lotus Pharmaceutical Co. Ltd.	258,000	1,002,932
#	Lu Hai Holding Corp.	196,102	238,730
#	Lucky Cement Corp.	540,000	213,757
#	Lumax International Corp. Ltd.	337,592	821,392
#	Lung Yen Life Service Corp.	564,000	915,676
*	LuxNet Corp.	323,501	195,993
#	M31 Technology Corp.	42,000	378,893
#	Macauto Industrial Co. Ltd.	189,000	452,563

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Machvision, Inc.	146,398	$902,165
	Macroblock, Inc.	10,000	50,670
#	MacroWell OMG Digital Entertainment Co. Ltd.	31,000	145,399
#	Makalot Industrial Co. Ltd.	696,481	4,284,456
#	Marketech International Corp.	227,000	964,662
#	Materials Analysis Technology, Inc.	179,041	750,069
#	Mayer Steel Pipe Corp.	538,567	586,405
	Maywufa Co. Ltd.	69,322	48,879
#	Mechema Chemicals International Corp.	194,000	825,836
#	Meiloon Industrial Co.	332,730	277,355
	Mercuries & Associates Holding Ltd.	1,432,165	988,999
# *	Mercuries Life Insurance Co. Ltd.	6,144,083	1,609,846
#	Merry Electronics Co. Ltd.	301,914	834,220
	Mildef Crete, Inc.	186,000	319,138
# *	MIN AIK Technology Co. Ltd.	512,452	347,593
#	Mirle Automation Corp.	602,098	812,893
	Mitac Holdings Corp.	3,348,918	3,128,636
# *	Mobiletron Electronics Co. Ltd.	214,800	433,317
	MOSA Industrial Corp.	55,000	57,160
#	MPI Corp.	298,000	895,559
#	Nak Sealing Technologies Corp.	221,954	656,569
	Namchow Holdings Co. Ltd.	581,000	938,034
#	Nan Kang Rubber Tire Co. Ltd.	1,416,952	1,843,061
	Nan Liu Enterprise Co. Ltd.	123,000	393,904
	Nan Pao Resins Chemical Co. Ltd.	10,000	41,265
#	Nan Ren Lake Leisure Amusement Co. Ltd.	460,000	206,090
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	285,242
#	Nantex Industry Co. Ltd.	965,606	1,786,787
*	National Aerospace Fasteners Corp.	105,000	201,477
#	National Petroleum Co. Ltd.	227,824	377,272
#	Netronix, Inc.	224,000	359,629
	New Best Wire Industrial Co. Ltd.	195,600	231,341
#	New Era Electronics Co. Ltd.	312,000	189,601
# *	Newmax Technology Co. Ltd.	137,000	139,568
#	Nexcom International Co. Ltd.	525,094	408,391
#	Nichidenbo Corp.	656,417	1,166,013
#	Nidec Chaun-Choung Technology Corp.	116,000	466,703
#	Nien Hsing Textile Co. Ltd.	480,345	341,706
#	Niko Semiconductor Co. Ltd.	204,000	371,148
#	Nishoku Technology, Inc.	132,400	387,306
	Nova Technology Corp.	42,000	235,155
#	Nyquest Technology Co. Ltd.	47,000	180,030
	O-Bank Co. Ltd.	2,505,071	803,976
#	Ocean Plastics Co. Ltd.	764,200	876,424
	OK Biotech Co. Ltd.	182,527	145,684
#	OptoTech Corp.	1,159,804	1,598,840
#	Orient Europharma Co. Ltd.	139,000	166,758
# *	Orient Semiconductor Electronics Ltd.	1,105,599	708,392
# *	Oriental Union Chemical Corp.	2,107,267	1,445,763
#	O-TA Precision Industry Co. Ltd.	243,227	1,166,300
	Pacific Construction Co.	1,300,921	436,719
#	Pacific Hospital Supply Co. Ltd.	240,209	578,934
	Paiho Shih Holdings Corp.	458,365	544,446
	Pan German Universal Motors Ltd.	6,000	41,292
#	Pan Jit International, Inc.	1,042,486	2,617,377
#	Pan-International Industrial Corp.	1,502,747	1,670,252
#	Panion & BF Biotech, Inc.	203,449	957,784
*	Paragon Technologies Co. Ltd.	275,246	176,564
#	Parpro Corp.	208,000	183,035

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	PChome Online, Inc.	368,000	$970,310
	PCL Technologies, Inc.	200,810	533,567
	P-Duke Technology Co. Ltd.	213,633	513,245
	Pegavision Corp.	80,000	1,091,330
	PharmaEngine, Inc.	169,000	497,609
* ††	Pharmally International Holding Co. Ltd.	441,605	0
*	Phihong Technology Co. Ltd.	1	1
*	Phytohealth Corp.	21,000	14,409
#	Pixart Imaging, Inc.	528,150	2,053,265
	Planet Technology Corp.	160,000	407,434
#	Plastron Precision Co. Ltd.	523,460	230,682
	Plotech Co. Ltd.	343,800	300,802
#	Polytronics Technology Corp.	262,124	747,592
#	Posiflex Technology, Inc.	70,457	280,962
#	Power Wind Health Industry, Inc.	119,314	479,528
	Poya International Co. Ltd.	138,910	1,477,021
#	President Securities Corp.	2,818,193	1,977,872
	Primax Electronics Ltd.	1,493,000	2,793,351
	Prince Housing & Development Corp.	3,787,644	1,595,210
#	Pro Hawk Corp.	77,000	452,664
* ††	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co. Ltd.	622,000	914,116
#	Prosperity Dielectrics Co. Ltd.	366,559	622,061
	Qisda Corp.	3,609,900	3,835,538
	QST International Corp.	216,000	418,064
#	Qualipoly Chemical Corp.	308,048	421,032
#	Quang Viet Enterprise Co. Ltd.	209,000	766,622
#	Quanta Storage, Inc.	800,000	1,066,669
#	Quintain Steel Co. Ltd.	767,823	431,765
	Radiant Opto-Electronics Corp.	1,022,000	3,523,731
	Radium Life Tech Co. Ltd.	2,555,242	865,385
#	Rafael Microelectronics, Inc.	111,821	557,019
	Rechi Precision Co. Ltd.	1,251,181	728,431
#	Rexon Industrial Corp. Ltd.	549,000	732,147
	Rich Development Co. Ltd.	2,360,036	728,314
#	RichWave Technology Corp.	327,460	2,196,997
	RiTdisplay Corp.	13,000	21,805
*	Ritek Corp.	2,688,867	810,325
*	Roo Hsing Co. Ltd.	1,788,000	308,178
#	Ruentex Engineering & Construction Co.	206,540	862,394
	Ruentex Industries Ltd.	155,200	597,652
	Run Long Construction Co. Ltd.	11,000	22,590
	Samebest Co. Ltd.	15,420	17,981
	Sampo Corp.	1,267,861	1,327,926
#	San Fang Chemical Industry Co. Ltd.	805,647	550,919
#	San Far Property Ltd.	626,510	269,959
	San Shing Fastech Corp.	445,875	837,169
	Sanitar Co. Ltd.	212,000	251,713
#	Sanyang Motor Co. Ltd.	1,860,628	1,752,873
	Savior Lifetec Corp.	183,000	118,203
#	SCI Pharmtech, Inc.	193,474	556,168
#	Scientech Corp.	231,000	604,465
	ScinoPharm Taiwan Ltd.	97,000	80,351
#	SDI Corp.	476,000	2,074,971
#	Sea Sonic Electronics Co. Ltd.	77,000	140,370
#	Senao International Co. Ltd.	335,541	384,588
#	Senao Networks, Inc.	106,000	697,839
	Sensortek Technology Corp.	40,000	450,002
#	Sercomm Corp.	818,000	2,276,929

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sesoda Corp.	616,803	$1,211,530
	Shane Global Holding, Inc.	6,000	14,800
	Shan-Loong Transportation Co. Ltd.	291,000	381,874
#	Sharehope Medicine Co. Ltd.	329,117	343,075
#	Sheng Yu Steel Co. Ltd.	470,980	533,317
#	ShenMao Technology, Inc.	355,891	767,494
	Shieh Yih Machinery Industry Co. Ltd.	166,000	65,413
#	Shih Her Technologies, Inc.	173,000	366,746
*	Shih Wei Navigation Co. Ltd.	797,607	1,178,643
#	Shihlin Electric & Engineering Corp.	1,434,000	2,555,642
	Shin Hai Gas Corp.	1,245	2,135
#	Shin Zu Shing Co. Ltd.	618,943	1,749,035
	Shinih Enterprise Co. Ltd.	71,000	49,942
*	Shining Building Business Co. Ltd.	1,570,814	531,548
#	Shinkong Insurance Co. Ltd.	728,131	1,333,354
#	Shinkong Synthetic Fibers Corp.	4,185,395	2,781,778
	Shinkong Textile Co. Ltd.	788,542	1,116,617
#	Shiny Chemical Industrial Co. Ltd.	340,374	2,359,626
	ShunSin Technology Holding Ltd.	37,000	90,923
# *	Shuttle, Inc.	1,355,152	552,769
#	Sigurd Microelectronics Corp.	1,559,907	2,956,224
	Silicon Optronics, Inc.	86,000	340,284
#	Sinbon Electronics Co. Ltd.	688,813	6,050,235
	Sincere Navigation Corp.	1,154,139	1,159,006
	Singatron Enterprise Co. Ltd.	55,000	42,277
	Single Well Industrial Corp.	79,224	73,260
#	Sinher Technology, Inc.	213,000	268,552
#	Sinmag Equipment Corp.	169,056	588,270
#	Sinon Corp.	1,521,510	1,605,210
#	Sinopower Semiconductor, Inc.	25,000	107,771
#	Sinphar Pharmaceutical Co. Ltd.	223,938	226,099
	Sinyi Realty, Inc.	815,660	971,752
#	Sirtec International Co. Ltd.	325,600	261,520
#	Sitronix Technology Corp.	420,879	3,609,733
#	Siward Crystal Technology Co. Ltd.	530,000	624,479
	Soft-World International Corp.	262,000	747,128
#	Solar Applied Materials Technology Corp.	1,601,372	2,631,423
#	Solomon Technology Corp.	490,000	392,535
#	Solteam, Inc.	219,034	465,667
#	Sonix Technology Co. Ltd.	591,000	1,500,440
#	Southeast Cement Co. Ltd.	579,700	386,289
	Speed Tech Corp.	394,000	695,826
	Spirox Corp.	298,824	279,822
	Sporton International, Inc.	265,601	1,632,673
	St Shine Optical Co. Ltd.	189,000	1,702,266
#	Standard Chemical & Pharmaceutical Co. Ltd.	321,571	480,779
	Standard Foods Corp.	401,000	683,646
	Stark Technology, Inc.	382,688	1,171,157
# *	Sun Yad Construction Co. Ltd.	210,000	127,043
	Sunjuice Holdings Co. Ltd.	12,000	112,650
#	Sunko INK Co. Ltd.	546,400	358,185
#	SunMax Biotechnology Co. Ltd.	94,000	379,507
#	Sunny Friend Environmental Technology Co. Ltd.	231,000	1,761,051
#	Sunonwealth Electric Machine Industry Co. Ltd.	712,487	917,403
	Sunplus Innovation Technology, Inc.	13,000	50,323
#	Sunplus Technology Co. Ltd.	1,808,000	1,988,902
#	Sunrex Technology Corp.	298,612	379,417
#	Sunspring Metal Corp.	391,069	351,609
*	Sunty Development Co. Ltd.	42,000	19,805

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Supreme Electronics Co. Ltd.	1,619,602	$2,509,787
	Swancor Holding Co. Ltd.	100,000	446,786
	Sweeten Real Estate Development Co. Ltd.	687,465	599,604
#	Symtek Automation Asia Co. Ltd.	213,069	756,704
	Syncmold Enterprise Corp.	401,750	955,027
#	Synmosa Biopharma Corp.	880,403	817,409
	Systex Corp.	556,388	1,521,083
	T3EX Global Holdings Corp.	380,942	1,496,866
#	TA Chen Stainless Pipe.	6,855,945	10,139,976
#	Ta Liang Technology Co. Ltd.	150,000	289,084
#	Ta Ya Electric Wire & Cable	2,468,875	2,353,614
	Ta Yih Industrial Co. Ltd.	106,000	129,872
	Tah Hsin Industrial Corp.	221,092	590,939
#	TAI Roun Products Co. Ltd.	201,000	147,035
#	TA-I Technology Co. Ltd.	397,788	725,256
# *	Tai Tung Communication Co. Ltd.	478,267	252,815
	Taichung Commercial Bank Co. Ltd.	16,476,089	8,299,544
#	TaiDoc Technology Corp.	196,470	1,928,488
#	Taiflex Scientific Co. Ltd.	667,340	987,235
#	Taimide Tech, Inc.	401,262	740,559
#	Tainan Enterprises Co. Ltd.	263,370	164,190
#	Tainan Spinning Co. Ltd.	4,142,044	2,854,817
#	Tai-Saw Technology Co. Ltd.	235,120	296,203
	TaiSol Electronics Co. Ltd.	63,000	91,529
	Taisun Enterprise Co. Ltd.	714,648	761,453
#	Taita Chemical Co. Ltd.	903,646	938,989
	TAI-TECH Advanced Electronics Co. Ltd.	37,000	128,201
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	580,956
#	Taiwan Cogeneration Corp.	1,460,566	1,891,200
	Taiwan Fertilizer Co. Ltd.	229,000	576,415
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	655,979
#	Taiwan FU Hsing Industrial Co. Ltd.	620,000	872,551
	Taiwan Hon Chuan Enterprise Co. Ltd.	953,468	2,428,640
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	637,120	1,016,657
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	2,845,991	258,766
#	Taiwan Line Tek Electronic	144,185	133,205
	Taiwan Navigation Co. Ltd.	824,777	1,036,667
	Taiwan Paiho Ltd.	951,287	2,147,031
	Taiwan PCB Techvest Co. Ltd.	1,040,238	1,711,908
#	Taiwan Pelican Express Co. Ltd.	13,000	34,153
	Taiwan Sakura Corp.	723,803	1,523,243
	Taiwan Sanyo Electric Co. Ltd.	417,400	522,706
	Taiwan Secom Co. Ltd.	209,000	772,530
#	Taiwan Semiconductor Co. Ltd.	816,000	2,091,622
#	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,772,296
	Taiwan Steel Union Co. Ltd.	18,000	62,397
#	Taiwan Styrene Monomer	1,843,209	1,009,730
	Taiwan Surface Mounting Technology Corp.	913,388	3,203,876
	Taiwan Taxi Co. Ltd.	76,888	206,583
# *	Taiwan TEA Corp.	2,026,897	1,303,676
#	Taiwan Union Technology Corp.	893,000	2,305,896
	Taiyen Biotech Co. Ltd.	383,883	446,474
	Tayih Lun An Co. Ltd.	220,890	129,835
#	TCI Co. Ltd.	366,746	2,101,492
	Te Chang Construction Co. Ltd.	258,206	266,033
#	Team Group, Inc.	192,000	208,617
#	Tehmag Foods Corp.	116,380	1,083,805
#	Ten Ren Tea Co. Ltd.	140,980	159,964

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tera Autotech Corp.	91,885	$62,864
	Test Research, Inc.	598,820	1,390,883
#	Test Rite International Co. Ltd.	1,117,495	825,073
#	Tex-Ray Industrial Co. Ltd.	311,000	143,528
	Thermaltake Technology Co. Ltd.	46,000	46,755
#	Thinking Electronic Industrial Co. Ltd.	266,204	1,117,591
	Thye Ming Industrial Co. Ltd.	391,135	610,314
	Ton Yi Industrial Corp.	2,830,644	1,509,724
	Tong Hsing Electronic Industries Ltd.	269,976	2,095,594
	Tong Yang Industry Co. Ltd.	1,476,741	1,655,334
# *	Tong-Tai Machine & Tool Co. Ltd.	769,892	387,428
*	TOPBI International Holdings Ltd.	444,096	134,694
	Topco Scientific Co. Ltd.	582,087	3,277,233
	Topco Technologies Corp.	182,720	537,455
#	Topkey Corp.	267,000	1,121,776
#	Topoint Technology Co. Ltd.	428,898	480,691
#	Toung Loong Textile Manufacturing	347,000	379,884
#	TPK Holding Co. Ltd.	1,356,000	1,563,200
	Trade-Van Information Services Co.	255,000	462,793
	Transart Graphics Co. Ltd.	18,000	41,061
	Transcend Information, Inc.	761,000	1,825,035
	Transcom, Inc.	69,000	288,582
*	TrueLight Corp.	37,000	27,140
	Tsang Yow Industrial Co. Ltd.	239,000	160,787
#	Tsann Kuen Enterprise Co. Ltd.	293,686	370,776
	TSC Auto ID Technology Co. Ltd.	98,470	633,678
	TSRC Corp.	1,989,200	2,151,328
	Ttet Union Corp.	153,000	803,645
	TTFB Co. Ltd.	36,000	263,411
#	TTY Biopharm Co. Ltd.	775,979	1,960,072
	Tung Ho Steel Enterprise Corp.	1,665,630	3,533,960
#	Tung Thih Electronic Co. Ltd.	232,000	1,176,319
#	Turvo International Co. Ltd.	212,922	742,680
#	TXC Corp.	1,104,053	3,359,382
#	TYC Brother Industrial Co. Ltd.	848,980	558,333
*	Tycoons Group Enterprise.	1,580,767	575,632
#	Tyntek Corp.	1,029,039	748,020
#	UDE Corp.	251,000	345,224
	U-Ming Marine Transport Corp.	1,101,000	2,366,004
	Unic Technology Corp.	79,000	52,209
# *	Union Bank Of Taiwan.	7,196,851	3,918,672
	Unitech Computer Co. Ltd.	341,804	405,437
# *	Unitech Printed Circuit Board Corp.	2,178,937	1,219,366
	United Integrated Services Co. Ltd.	579,951	3,507,386
	United Orthopedic Corp.	312,935	313,044
#	United Radiant Technology	366,000	213,286
# *	United Recommend International Co. Ltd.	41,000	173,440
*	United Renewable Energy Co. Ltd.	2,484,437	1,792,201
††	Unity Opto Technology Co. Ltd.	2,760,500	72,348
	Univacco Technology, Inc.	32,000	29,081
	Universal Cement Corp.	1,620,433	1,112,030
#	Universal Vision Biotechnology Co. Ltd.	91,000	762,931
#	Unizyx Holding Corp.	1,122,430	1,066,844
#	UPC Technology Corp.	2,725,124	1,511,611
#	Userjoy Technology Co. Ltd.	195,587	519,082
#	USI Corp.	2,778,156	2,703,640
# *	Usun Technology Co. Ltd.	209,200	201,877
#	Utechzone Co. Ltd.	203,000	566,600
	UVAT Technology Co. Ltd.	18,000	40,327

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ve Wong Corp.	556,696	$625,073
#	Ventec International Group Co. Ltd.	210,000	652,731
*	Victory New Materials Ltd. Co.	327,832	114,728
	Visual Photonics Epitaxy Co. Ltd.	557,772	1,600,639
#	Vivotek, Inc.	136,704	358,995
#	Wafer Works Corp.	1,548,251	2,787,669
#	Waffer Technology Corp.	296,000	359,116
#	Wah Hong Industrial Corp.	144,021	153,473
	Wah Lee Industrial Corp.	617,300	2,160,220
#	Walton Advanced Engineering, Inc.	1,110,197	546,559
	WAN HWA Enterprise Co.	401,238	162,876
	We & Win Development Co. Ltd.	161,000	59,402
	We&Win Diversification Co. Ltd.	95,000	44,290
*	WEI Chih Steel Industrial Co. Ltd.	26,000	32,045
	Wei Chuan Foods Corp.	1,258,000	954,415
* ††	Wei Mon Industry Co. Ltd.	3,075,282	0
#	Weikeng Industrial Co. Ltd.	1,360,459	1,382,197
#	Well Shin Technology Co. Ltd.	319,000	463,270
#	Wha Yu Industrial Co. Ltd.	301,000	172,185
#	Wholetech System Hitech Ltd.	207,000	323,139
#	Winmate, Inc.	140,000	360,738
	Winstek Semiconductor Co. Ltd.	241,000	340,733
††	Wintek Corp.	5,447,000	63,404
#	WinWay Technology Co. Ltd.	32,000	367,818
#	Wisdom Marine Lines Co. Ltd.	1,396,241	4,296,356
	Wistron Information Technology & Services Corp.	32,000	93,657
	Wistron NeWeb Corp.	1,090,155	2,802,936
#	Wowprime Corp.	257,000	963,100
#	WT Microelectronics Co. Ltd.	1,339,450	3,228,147
#	WUS Printed Circuit Co. Ltd.	599,737	580,250
#	XAC Automation Corp.	302,000	261,193
#	XinTec, Inc.	318,000	1,455,349
#	X-Legend Entertainment Co. Ltd.	96,000	145,424
* ††	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	487,207	1,085,339
#	YC INOX Co. Ltd.	1,293,609	1,385,812
#	YCC Parts Manufacturing Co. Ltd.	132,000	158,691
#	Yea Shin International Development Co. Ltd.	620,076	491,577
	Yem Chio Co. Ltd.	1,684,518	871,953
	Yen Sun Technology Corp.	8,000	9,052
#	Yeong Guan Energy Technology Group Co. Ltd.	308,987	726,661
#	YFC-Boneagle Electric Co. Ltd.	415,000	284,778
#	YFY, Inc.	728,212	767,060
#	Yi Jinn Industrial Co. Ltd.	669,284	410,181
	Yi Shin Textile Industrial Co. Ltd.	17,000	27,344
# *	Yieh Phui Enterprise Co. Ltd.	3,252,049	2,309,577
#	Yonyu Plastics Co. Ltd.	279,600	331,634
#	Young Fast Optoelectronics Co. Ltd.	335,872	341,046
#	Youngtek Electronics Corp.	415,666	1,023,320
#	Yuanta Futures Co. Ltd.	342,827	574,086
#	Yuen Chang Stainless Steel Co. Ltd.	30,000	30,831
	Yuen Foong Yu Consumer Products Co. Ltd.	71,000	110,918
	Yulon Finance Corp.	208,468	1,621,641
	Yulon Motor Co. Ltd.	1,827,056	2,431,879
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	617,158
#	Yungshin Construction & Development Co. Ltd.	371,000	887,538
	YungShin Global Holding Corp.	758,015	1,102,255
	Yusin Holding Corp.	6,721	17,941
	Zeng Hsing Industrial Co. Ltd.	210,107	985,110

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zenitron Corp.	654,000	$837,984
#	Zero One Technology Co. Ltd.	522,226	733,455
	Zhong Yang Technology Co. Ltd.	7,819	10,589
#	Zig Sheng Industrial Co. Ltd.	1,191,732	557,740
#	ZillTek Technology Corp.	40,000	475,166
# *	Zinwell Corp.	1,123,586	653,612
#	Zippy Technology Corp.	409,948	587,827
#	ZongTai Real Estate Development Co. Ltd.	510,849	581,548

TOTAL TAIWAN			745,476,019

THAILAND — (3.1%)
	AAPICO Hitech PCL, NVDR	90,970	62,152
	AAPICO Hitech PCL	827,632	565,448
	Absolute Clean Energy PCL	5,527,500	503,527
	Advanced Information Technology PCL	3,426,000	705,206
	AEON Thana Sinsap Thailand PCL	260,300	1,463,000
	After You PCL	1,014,600	308,083
	AgriPure Holdings PLC	342,400	61,982
*	AgriPure Holdings PLC	26,750	0
	AI Energy PCL	150,750	18,838
	AJ Plast PCL	662,588	328,876
	Allianz Ayudhya Capital PCL	195,200	253,617
	Alucon PCL	2,200	13,425
	Amanah Leasing PCL	1,775,700	292,926
	Amata Corp. PCL	3,248,310	2,067,537
*	Ananda Development PCL	6,937,600	257,248
	AP Thailand PCL	9,603,216	3,308,553
*	Aqua Corp. PCL	1,423,200	24,516
	Asia Plus Group Holdings PCL	7,988,300	788,334
	Asia Sermkij Leasing PCL, NVDR	1,454,900	1,847,829
	Asian Insulators PCL	1,590,850	320,492
	Asian Sea Corp. PCL, Class F	740,500	358,899
	Asiasoft Corp. PCL	811,200	440,535
	Bangchak Corp. PCL	4,078,300	3,988,994
*	Bangkok Airways PCL	3,037,000	993,121
	Bangkok Chain Hospital PCL	3,131,000	1,965,445
	Bangkok Insurance PCL	198,381	1,581,256
	Bangkok Land PCL	49,104,170	1,433,698
*	Bangkok Ranch PCL	2,178,000	198,405
* ††	Bangkok Rubber Pub Co.	14,600	0
	BCPG PCL	2,883,700	1,035,606
	BEC World PCL	2,705,248	1,224,273
*	Better World Green PCL	14,328,300	447,629
	BG Container Glass PCL	596,800	174,248
*	Bound & Beyond PCL	74,300	27,334
	Business Online PCL	391,400	141,704
	Cal-Comp Electronics Thailand PCL, Class F	12,497,033	934,085
	CH Karnchang PCL	4,182,300	2,381,163
	Charoong Thai Wire & Cable PCL, Class F	726,000	152,619
	Chularat Hospital PCL, Class F	22,939,400	2,612,078
	CIMB Thai Bank PCL	7,467,800	185,332
	CK Power PCL	6,140,100	977,038
	Communication & System Solution PCL	1,235,900	83,716
*	Country Group Development PCL	16,318,600	219,169
*	Country Group Holdings PCL, Class F	5,653,500	204,681
*	Demco PCL	607,800	58,562
*	Dhipaya Group Holdings PCL	2,171,100	4,088,641
	Diamond Building Products PCL	166,700	37,234
	Do Day Dream PCL	340,400	159,019

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	DOD Biotech PCL	315,500	$77,378
*	Dusit Thani PCL	114,500	31,759
	Dynasty Ceramic PCL	15,913,880	1,421,795
	E for L Aim PCL	3,398,830	116,106
	Eastern Polymer Group PCL, Class F	3,876,300	1,154,402
	Eastern Power Group PCL	1,420,408	217,727
	Eastern Water Resources Development & Management PCL, Class F	2,649,000	583,940
	Ekachai Medical Care PCL	927,600	212,603
*	Erawan Group PCL	138,900	15,167
*	Esso Thailand PCL	4,288,300	1,170,675
	Exotic Food PCL, Class F	382,700	188,836
	Forth Corp. PCL	1,383,200	1,696,187
	Forth Smart Service PCL	1,079,200	680,605
	Fortune Parts Industry PCL, Class F	230,000	20,415
*	General Engineering PCL	3,173,000	27,793
	GFPT PCL	2,205,000	901,314
	Global Green Chemicals PCL, Class F	1,314,600	537,355
* ††	Group Lease PCL	1,644,700	5,854
	Gunkul Engineering PCL	13,516,580	2,288,939
	Haad Thip PCL	285,700	271,102
	Hana Microelectronics PCL	1,283,800	1,686,745
	Humanica PCL	250,600	87,070
	Hwa Fong Rubber Thailand PCL	407,600	97,586
	ICC International PCL	204,600	182,199
	Ichitan Group PCL	2,290,200	809,093
	Index Livingmall PCL	395,300	250,453
	Infraset PCL	667,000	101,267
	Interlink Communication PCL	1,174,200	346,260
*	Interlink Telecom PCL	2,587,600	449,525
*	Internet Thailand PCL	795,400	164,886
	IT City PCL	152,900	61,606
*	Italian-Thai Development PCL	17,231,827	1,006,238
* ††	ITV PCL	2,785,600	0
*	Jasmine International PCL	15,368,700	1,651,294
*	JKN Global Media PCL	763,400	143,764
*	JSP Property PCL	835,300	28,534
	Jubilee Enterprise PCL	341,300	235,173
	JWD Infologistics PCL	1,649,700	780,296
	Kang Yong Electric PCL	6,000	64,117
	Karmarts PCL	2,573,100	383,148
	KGI Securities Thailand PCL	83,900	13,473
	Khon Kaen Sugar Industry PCL	6,350,437	760,198
	Ladprao General Hospital PCL, Class F	60,100	10,002
	Lalin Property PCL	495,500	135,268
	Lam Soon Thailand PCL	1,074,700	194,544
	Lanna Resources PCL	695,250	405,985
	Lee Feed Mill PCL	67,000	4,969
	LH Financial Group PCL	28,036,239	1,088,706
	Loxley PCL	6,581,976	438,158
	LPN Development PCL	4,937,602	663,152
*	Master Ad PCL	3,883,000	90,698
*	MBK PCL	3,724,564	1,413,703
	MC Group PCL	744,400	196,695
*	MCOT PCL	658,800	111,563
	MCS Steel PCL	1,579,400	567,201
*	MDX PCL	108,900	16,852
	Mega Lifesciences PCL	1,390,400	1,989,185
	Millcon Steel PCL	4,957,868	167,916
	Modernform Group PCL	2,003,800	224,660

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Mono Next PCL	5,406,600	$382,014
*	More Return PCL	12,564,500	597,960
	Muang Thai Insurance PCL	61,288	199,521
	Namyong Terminal PCL	2,014,500	288,206
	Nava Nakorn PCL	1,852,800	130,913
*	Nawarat Patanakarn PCL	2,977,100	67,800
	Netbay PCL	412,100	369,988
	Noble Development PCL	2,319,300	338,584
	Northeast Rubber PCL	3,387,800	667,669
	Origin Property PCL, Class F	2,819,350	905,485
	Pacific Pipe PCL	192,400	26,739
	PCS Machine Group Holding PCL	1,196,800	174,715
*	Plan B Media PCL, Class F	7,976,556	1,828,203
*	Platinum Group PCL (The), Class F	3,236,300	300,480
	Polyplex Thailand PCL	1,073,850	783,832
*	Power Solution Technologies PCL, Class F	6,747,920	392,069
	Praram 9 Hospital PCL	52,600	21,501
	Precious Shipping PCL	2,220,900	1,238,516
	Premier Marketing PCL	1,413,900	396,305
	Prima Marine PCL	4,358,500	776,258
*	Principal Capital PCL	1,537,400	201,994
	Property Perfect PCL	31,076,330	453,669
	Pruksa Holding PCL	3,089,300	1,199,641
	PTG Energy PCL	3,737,900	1,560,641
	Pylon PCL	1,296,700	165,826
	Quality Houses PCL	28,929,626	1,892,040
	R&B Food Supply PCL	215,200	109,956
*	Raimon Land PCL	9,678,200	245,840
	Rajthanee Hospital PCL	582,700	569,940
	Ratchaphruek Hospital PCL, Class F	146,400	27,998
	Ratchthani Leasing PCL	9,072,255	1,160,189
	Regional Container Lines PCL	1,066,200	1,393,064
	Rojana Industrial Park PCL	3,049,854	560,995
	RPCG Pcl	1,542,900	62,166
*	RS PCL	2,017,800	1,036,884
	S 11 Group PCL	1,380,900	247,957
*	S Hotels & Resorts PCL	3,052,300	393,903
	S Kijchai Enterprise PCL, Class F	168,900	43,643
	Sabina PCL	898,200	618,906
	Saha Pathana Inter-Holding PCL	699,100	1,336,965
	Sahakol Equipment PCL	2,553,800	153,601
	Sahamitr Pressure Container PCL	728,400	310,500
	Saha-Union PCL	753,300	681,819
*	Samart Corp. PCL	2,445,500	442,689
	Samart Telcoms PCL	721,200	144,240
	Sansiri PCL	53,038,010	1,811,809
	Sappe PCL	437,900	421,918
	SC Asset Corp. PCL	6,385,015	686,040
	SCG Ceramics PCL	2,270,300	151,132
*	SEAFCO PCL	2,508,302	276,829
*	Seafresh Industry PCL	114,000	12,648
	Sena Development PCL	2,107,633	274,454
	Sermsang Power Corp. Co. Ltd.	1,561,080	505,927
	Siam City Cement PCL	46,200	205,034
*	Siam Wellness Group PCL, Class F	85,300	19,800
	Siamgas & Petrochemicals PCL	2,078,300	740,300
	Siamrajathanee PCL	489,480	230,091
*	Simat Technologies PCL	1,528,000	124,025
*	Singha Estate PCL	12,971,654	746,107

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sino-Thai Engineering & Construction PCL	4,544,900	$1,725,072
	SiS Distribution Thailand PCL	23,400	27,841
	SISB PCL	39,100	14,955
*	SKY ICT PCL, Class F	163,400	48,185
	SNC Former PCL	651,700	388,166
	Somboon Advance Technology PCL	935,137	516,032
	Southern Concrete Pile PCL	115,700	19,424
	SPCG PCL	1,937,400	950,316
	Sri Trang Agro-Industry PCL	2,624,200	1,934,629
	Sriracha Construction PCL	59,800	22,349
	Srisawad Finance PCL	414,300	374,987
*	Srithai Superware PCL	5,685,300	209,153
	Srivichai Vejvivat PCL	997,700	285,473
	Star Petroleum Refining PCL	6,886,000	2,171,352
	Starflex PCL	849,700	107,670
*	Stars Microelectronics Thailand PCL	1,023,800	152,449
*	STP & I PCL	5,356,064	741,248
	Supalai PCL	4,750,691	3,037,668
	Super Energy Corp. PCL	68,785,900	1,747,262
	Susco PCL	2,295,900	223,892
	SVI PCL	1,474,000	348,596
	Synnex Thailand PCL	764,140	539,918
	Syntec Construction PCL	4,893,200	257,161
	TAC Consumer PCL, Class F	1,430,100	311,073
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	508,011
*	Tata Steel Thailand PCL	1,198,700	49,348
	Thai Agro Energy PCL	1,298,200	84,146
	Thai Nakarin Hospital PCL	348,500	371,394
*	Thai Reinsurance PCL	8,213,800	256,606
*	Thai Rubber Latex Group PCL	1,217,800	114,491
	Thai Solar Energy PCL, Class F	3,485,274	234,048
	Thai Stanley Electric PCL, Class F	141,000	703,971
	Thai Vegetable Oil PCL	1,767,075	1,663,888
	Thai Wacoal PCL	78,000	79,708
	Thai Wah PCL, Class F	1,736,600	332,109
	Thaicom PCL	2,726,000	764,076
	Thaifoods Group PCL, Class F	4,406,900	540,408
	Thaire Life Assurance PCL, Class F	1,525,800	269,521
	Thaivivat Insurance PCL	151,400	86,199
	Thanachart Capital PCL	1,070,000	1,257,445
	Thitikorn PCL	694,300	220,960
	Thoresen Thai Agencies PCL.	5,332,954	1,510,355
	Tipco Asphalt PCL	2,666,300	1,268,925
	TIPCO Foods PCL	1,106,482	289,139
	TKS Technologies PCL	834,515	302,131
	TMT Steel PCL	1,024,300	302,056
	TPC Power Holding PCL, Class F	1,014,800	296,292
	TPI Polene PCL	24,582,100	1,076,588
	TPI Polene Power PCL	9,846,200	1,098,175
	TQM Corp. PCL	801,300	1,163,932
*	Triton Holding PCL	8,152,600	52,367
*	TTCL PCL	824,440	113,616
	TTW PCL	3,305,400	1,061,588
*	U City PCL, Class F	16,368,114	821,990
	Union Auction PCL	914,900	251,097
*	Unique Engineering & Construction PCL	2,628,670	391,422
	United Paper PCL	1,036,800	508,562
*	United Power of Asia PCL	10,276,434	168,023
	Univanich Palm Oil PCL	2,156,800	613,980

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Univentures PCL	2,612,700	$225,798
	Vanachai Group PCL	1,673,659	398,258
	VGI PCL	5,995,000	868,181
	Vinythai PCL	12,200	13,855
	WHA Corp. PCL	14,214,900	1,394,513
	WHA Utilities & Power PCL	4,811,700	575,999
	WICE Logistics PCL	1,307,400	725,273
	Workpoint Entertainment PCL	841,740	768,011
	Ziga Innovation PCL	1,775,500	575,417

TOTAL THAILAND			139,572,888

TURKEY — (0.6%)
	Afyon Cimento Sanayi TAS	570,356	143,463
	Agesa Hayat ve Emeklilik AS	129,908	175,878
	Akcansa Cimento AS	96,876	139,704
	Aksa Akrilik Kimya Sanayii AS	572,803	1,772,575
*	Aksa Enerji Uretim AS	906,198	1,013,987
*	Aksigorta AS	588,440	133,228
	Alarko Carrier Sanayii VE Ticaret AS	898	17,503
#	Alarko Holding AS	456,636	823,466
*	Albaraka Turk Katilim Bankasi AS	2,063,168	173,307
#	Alkim Alkali Kimya AS	159,573	238,909
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	271,340
	Anadolu Hayat Emeklilik AS	193,776	165,436
	Aygaz AS	295,215	648,069
*	Bagfas Bandirma Gubre Fabrikalari AS	24,948	25,214
*	Baticim Bati Anadolu Cimento Sanayii AS	1	2
# *	Bera Holding AS	873,946	608,987
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	458,438	125,490
	Bizim Toptan Satis Magazalari AS	92,284	103,171
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	166,814
	Borusan Yatirim ve Pazarlama AS	2,659	68,412
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	29,848	65,825
	Cimsa Cimento Sanayi VE Ticaret AS	166,702	373,607
	Deva Holding AS	64,181	161,457
*	Dogan Sirketler Grubu Holding AS	1	0
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	78,436
	Dogus Otomotiv Servis ve Ticaret AS	117,142	526,222
	Eczacibasi Yatirim Holding Ortakligi AS	2,502	7,739
#	EGE Endustri VE Ticaret AS	2,984	363,205
	EGE Gubre Sanayii AS	529	8,868
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	334,236
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	57,590	438,619
# *	Fenerbahce Futbol AS	70,830	163,615
*	Global Yatirim Holding AS	877,047	172,758
* ††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1	3
	Goodyear Lastikleri TAS	243,750	164,084
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	420,503
*	GSD Holding AS	515,175	146,215
# *	Hektas Ticaret TAS	1,411,573	2,103,541
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	26,265
# *	Ihlas Holding AS	4,637,288	180,884
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	357,271	217,654
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	243,392	337,670
# *	Is Finansal Kiralama AS	766,484	178,622
	Is Yatirim Menkul Degerler AS, Class A	356,230	492,202
*	Isiklar Enerji ve Yapi Holding AS	1,781,132	101,729
*	Izmir Demir Celik Sanayi AS	1,216,377	206,082

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Jantsa Jant Sanayi Ve Ticaret AS	10,787	$59,279
*	Karel Elektronik Sanayi ve Ticaret AS	45,535	37,828
# *	Karsan Otomotiv Sanayii Ve Ticaret AS	86,706	29,532
	Kartonsan Karton Sanayi ve Ticaret AS	29,121	115,397
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	75,983
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	134,520
*	Konya Cimento Sanayii AS	330	19,961
#	Kordsa Teknik Tekstil AS	212,758	650,568
*	Koza Anadolu Metal Madencilik Isletmeleri AS	526,756	1,109,973
*	Kutahya Porselen Sanayi AS	7,678	24,254
	Logo Yazilim Sanayi Ve Ticaret AS	236,211	714,664
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	124,411	681,898
*	Migros Ticaret AS	151,462	462,408
# * Ω	MLP Saglik Hizmetleri AS	322,448	687,369
*	NET Holding AS	569,393	464,836
*	Netas Telekomunikasyon AS	110,964	130,369
	Nuh Cimento Sanayi AS	237,902	760,204
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,185,849	195,156
*	Parsan Makina Parcalari Sanayii AS	60,935	149,961
	Polisan Holding AS	443,358	108,257
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	234,191
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,020,499	1,295,419
# *	Sasa Polyester Sanayi AS	714,811	3,081,717
# *	Sekerbank Turk AS	3,368,091	262,032
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	293,853
	Tat Gida Sanayi AS	237,110	227,186
#	Tekfen Holding AS	547,945	726,493
*	Teknosa Ic Ve Dis Ticaret AS	248,198	133,472
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	265,900	101,161
*	Tumosan Motor ve Traktor Sanayi AS	15,813	21,411
*	Turcas Petrol AS	410,905	175,535
	Turk Prysmian Kablo ve Sistemleri AS	26,111	55,844
#	Turkiye Sigorta AS	77,586	26,769
# *	Turkiye Sinai Kalkinma Bankasi AS	3,513,187	436,170
	Ulker Biskuvi Sanayi AS	227,811	255,984
	Vestel Elektronik Sanayi ve Ticaret AS	15,098	26,443
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	341,276	331,872
*	Zorlu Enerji Elektrik Uretim AS	1,355,034	188,417

TOTAL TURKEY			28,571,382

UNITED ARAB EMIRATES — (0.7%)
	Abu Dhabi Islamic Bank PJSC	2,858,039	6,807,305
	Abu Dhabi National Insurance Co. PSC	93,791	179,370
*	Abu Dhabi Ship Building Co. PJSC	215,465	233,931
	Agthia Group PJSC	673,475	781,783
	Air Arabia PJSC	6,033,877	3,503,779
*	Ajman Bank PJSC	2,193,012	477,349
	Amanat Holdings PJSC	2,892,817	821,741
*	Amlak Finance PJSC	1,615,693	306,416
*	Apex Investment Co. PSC	634,311	927,486
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,450,456	2,711,719
*	Arkan Building Materials Co.	3,403,859	1,097,833
	Dana Gas PJSC	9,243,021	2,962,601
*	Deyaar Development PJSC	4,974,003	643,317
	Dubai Financial Market PJSC	4,277,254	3,063,292
	Dubai Investments PJSC	3,681,479	2,507,140
*	Emaar Development PJSC	2,147,742	3,004,996
	Emirates Integrated Telecommunications Co. PJSC	110,814	198,337

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	UNITED ARAB EMIRATES — (Continued)
*	Eshraq Investments PJSC	3,209,731	$432,892
*	Gulf Navigation Holding PJSC	1,692,804	137,217
*	Gulf Pharmaceutical Industries PSC	67,736	25,331
*	Islamic Arab Insurance Co.	1,416,573	264,365
*	Manazel PJSC	2,822,208	364,005
	National Central Cooling Co. PJSC	688,622	462,079
*	RAK Properties PJSC	2,768,862	581,909
	Ras Al Khaimah Ceramics	427,549	323,333
	SHUAA Capital PSC	2,071,837	357,346
*	Union Properties PJSC	3,462,600	262,867

	TOTAL UNITED ARAB EMIRATES		33,439,739

	UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	15,337	89,080

	TOTAL COMMON STOCKS		4,355,841,591

	PREFERRED STOCKS — (0.6%)
	BRAZIL — (0.6%)
	Banco ABC Brasil SA	321,270	1,026,723
Ω	Banco BMG SASeries B	199,949	112,432
	Banco do Estado do Rio Grande do Sul SA Class B	695,061	1,481,799
	Banco Pan SA	319,438	604,767
	Centrais Eletricas Santa CatarinaSeries A	59,700	673,201
	Cia de Saneamento do ParanaSeries A	4,294,927	3,388,023
	Cia de Transmissao de Energia Eletrica Paulista	627,378	3,192,757
	Cia Energetica do Ceara Class A	98,239	1,079,964
	Cia Ferro Ligas da Bahia - FERBASA	172,100	1,589,435
	Cia Paranaense de Energia	2,717,395	4,089,325
	Eucatex SA Industria e Comercio	196,878	397,822
	Grazziotin SA	12,400	82,467
	Marcopolo SA	1,801,511	972,913
	Randon SA Implementos e Participacoes	545,836	1,178,020
	Schulz SA	327,400	301,312
	Taurus Armas SA	115,400	555,065
	Track & Field Co. SA	27,600	63,083
	Unipar Carbocloro SA Class B	265,449	5,154,935
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	340,894	779,844

	TOTAL BRAZIL		26,723,887

	CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	660,207
	Embotelladora Andina SA Class B	25,890	47,058

	TOTAL CHILE		707,265

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	652,339	562,330

	THAILAND — (0.0%)
*	U City PCL	49,104,342	1,534,063

	TOTAL PREFERRED STOCKS		29,527,545

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Alper Consultoria e Corretora de Seguros SA Rights 05/11/2022	1,285	75

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (0.0%)
*	Norinco International Cooperation Ltd. Rights 04/11/2022	80,812	$26,990
*	Zhong An Group Ltd. Rights12/31/22	69,488	0

TOTAL HONG KONG			26,990

INDIA — (0.0%)
*	Asian Granito India Ltd. Rights 05/10/2022	8,732	577

MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/2029	486,220	18,986
*	PESTECH International Bhd Warrants 12/15/28	23,750	1,446

TOTAL MALAYSIA			20,432

PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	626,396	98,270

SAUDI ARABIA — (0.0%)
*	Gulf Union Alahlia Cooperative Insurance Co. Rights 05/19/2022	21,772	11,261

THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	1,713,000	199,058
*	Aqua W3 Warrants 03/11/2023	224,800	0
*	EP W4 Warrants 04/27/2023	355,102	0
*	MBK PCL Warrants 03/23/2023	153,391	44,786
*	Sena Technologies, Inc. Warrants 03/09/2023	8	0
*	Tritn W5 Warrants 03/15/2023	1,630,520	0
*	United Power of Asia PCL Warrants 12/14/2021	330,340	0

TOTAL THAILAND			243,844

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	2,063,167	30,569

TOTAL RIGHTS/WARRANTS			432,018

TOTAL INVESTMENT SECURITIES (Cost $3,779,834,442)			4,385,801,154

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	8,758,459	101,309,094

TOTAL INVESTMENTS — (100.0%) (Cost $3,881,129,989)			$4,487,110,248

ADR American Depositary Receipt

GDR Global Depositary Receipt

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

As of April 30, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	594	06/17/22	$31,610,149	$31,404,780	$(205,369)

Total Futures Contracts			$31,610,149	$31,404,780	$(205,369)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$201,787,024	$1,185,818	—	$202,972,842
Chile	1,441,435	24,086,677	—	25,528,112
China	58,521,736	995,571,340	$5,281,132	1,059,374,208
Colombia	6,329,027	532,199	—	6,861,226
Greece	—	15,228,543	—	15,228,543
Hong Kong.	—	140,392	64,429	204,821
Hungary	—	2,973,615	—	2,973,615
India	806,356	739,500,230	10,621	740,317,207
Indonesia	227,373	83,780,323	484,253	84,491,949
Malaysia	—	67,371,947	183,868	67,555,815
Mexico	108,923,993	5,891,945	17,727	114,833,665
Philippines	—	45,356,977	6,144	45,363,121
Poland	—	43,465,527	—	43,465,527
Qatar	—	29,154,527	—	29,154,527
Saudi Arabia	629,016	129,779,042	—	130,408,058
South Africa	6,958,564	171,249,351	—	178,207,915
South Korea	—	660,748,268	1,003,064	661,751,332
Taiwan	—	745,340,267	135,752	745,476,019
Thailand	136,780,290	2,786,744	5,854	139,572,888
Turkey	—	28,571,382	—	28,571,382
United Arab Emirates	—	33,439,739	—	33,439,739
United Kingdom	—	89,080	—	89,080
Preferred Stocks
Brazil	26,611,455	112,432	—	26,723,887
Chile	—	707,265	—	707,265
Philippines	—	562,330	—	562,330
Thailand	1,534,063	—	—	1,534,063
Rights/Warrants
Brazil	—	75	—	75
Hong Kong	—	26,990	—	26,990
India	—	577	—	577
Malaysia	—	20,432	—	20,432
Philippines	—	98,270	—	98,270
Saudi Arabia	—	11,261	—	11,261
Thailand	—	243,844	—	243,844
Turkey	—	30,569	—	30,569
Securities Lending Collateral	—	101,309,094	—	101,309,094
Futures Contracts**	(205,369)	—	—	(205,369)

TOTAL	$550,344,963	$3,929,367,072	$7,192,844^	$4,486,904,879

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (4.4%)
*	Alliar Medicos A Frente SA	200,100	$785,595
	Americanas SA	45,227	219,551
*	Anima Holding SA	75,000	84,194
	Atacadao SA	743,150	3,091,980
	Banco Bradesco SA, ADR	1,202,245	4,328,082
	Banco Bradesco SA	3,264,177	9,844,129
	Banco do Brasil SA	2,008,697	13,497,085
	Banco Santander Brasil SA	991,731	6,368,887
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	268,263	1,844,327
*	C&A Modas Ltda	161,600	143,167
	Camil Alimentos SA	625,691	1,085,858
	Cia Brasileira de Distribuicao	684,958	2,816,613
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	3,153,231
	Cia Siderurgica Nacional SA	850,108	3,622,969
	Cielo SA	5,142,220	3,536,352
	Construtora Tenda SA	107,500	126,549
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	801,691	2,294,507
	Direcional Engenharia SA	565,357	1,315,063
*	Embraer SA	1,284,592	3,692,200
*	Embraer SA, Sponsored ADR	210,512	2,393,521
	Enauta Participacoes SA	621,873	2,596,195
	Even Construtora e Incorporadora SA	643,456	696,303
	Ez Tec Empreendimentos e Participacoes SA	30,700	97,242
*	Gafisa SA	64,000	20,324
	Gafisa SA, ADR	164,984	108,889
	Gerdau SA, Sponsored ADR	4,307,629	24,424,256
	Gerdau SA	157,566	700,832
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	272,127	183,291
	Guararapes Confeccoes SA	194,200	362,165
	Hypera SA	100,900	763,697
	Industrias Romi SA	220,866	597,738
*	International Meal Co. Alimentacao SA, Class A	540,442	271,098
	Iochpe-Maxion SA	945,790	2,550,062
	JBS SA	2,928,450	22,419,691
	JHSF Participacoes SA	1,850,605	2,455,520
	M Dias Branco SA	154,000	737,301
*	Marisa Lojas SA	945,126	445,422
	Mills Estruturas e Servicos de Engenharia SA	46,300	69,675
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	16,200	19,300
	MRV Engenharia e Participacoes SA	919,965	1,920,335
	Natura & Co. Holding SA	1,318,315	4,957,064
#	Natura & Co. Holding SA, ADR	49,497	372,217
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	127,271,213
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	60,345,125
	Petroleo Brasileiro SA	10,301,883	69,680,108
	Positivo Tecnologia SA	293,208	463,183
	Sao Carlos Empreendimentos e Participacoes SA	60,300	448,840
Ω	Ser Educacional SA	98,377	186,250
	SLC Agricola SA	435,937	4,665,384
	TIM SA	2,431,631	6,629,999
	Trisul SA	290,805	233,517
	Tupy SA	416,802	1,724,890
	Ultrapar Participacoes SA	737,116	1,948,666
	Usinas Siderurgicas de Minas Gerais SA Usiminas	517,000	1,100,100
	Vale SA	7,820,890	131,757,392

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	150,437	$274,161
	Vibra Energia SA	413,699	1,767,276

TOTAL BRAZIL			539,508,581

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	9,054	280,190
	Besalco SA	530,992	150,650
*	Camanchaca SA	1,334,309	65,553
	CAP SA	621,658	7,710,583
	Cementos BIO BIO SA	665,307	526,236
	Cencosud SA	6,853,229	10,969,860
	Cia Sud Americana de Vapores SA	46,485,243	5,254,910
	Cristalerias de Chile SA	264,624	962,845
	Empresa Nacional de Telecomunicaciones SA	750,842	2,742,709
	Empresas CMPC SA	4,232,913	6,308,964
	Empresas COPEC SA	1,706,534	12,547,455
	Empresas Hites SA	1,783,807	265,659
*	Empresas La Polar SA	18,620,639	235,171
#	Enel Americas SA, ADR	955,275	5,082,063
	Enel Americas SA	13,898,479	1,455,432
	Grupo Security SA	4,234,823	548,745
	Inversiones Aguas Metropolitanas SA	2,266,399	890,363
	Itau CorpBanca Chile SA	568,841,776	1,160,684
	Masisa SA	9,310,884	160,066
	PAZ Corp. SA	1,562,812	542,483
	Ripley Corp. SA	333,069	51,947
	Salfacorp SA	2,200,300	670,855
	Sigdo Koppers SA	187,924	163,075
	SMU SA	2,210,473	209,704
	Sociedad Matriz SAAM SA	47,547,899	2,955,156
	Socovesa SA	3,702,080	468,860
	SONDA SA	207,261	70,727
	Vina Concha y Toro SA	1,226,377	1,797,658

TOTAL CHILE			64,248,603

CHINA — (27.3%)
*	21Vianet Group, Inc., ADR	312,424	1,865,171
*	360 Security Technology, Inc., Class A	661,700	815,087
*	361 Degrees International Ltd.	5,174,000	2,668,769
# * Ω	3SBio, Inc.	4,591,000	3,238,915
	5I5J Holding Group Co. Ltd., Class A	1,102,800	477,325
#	AAC Technologies Holdings, Inc.	3,268,000	7,633,340
# Ω	AAG Energy Holdings Ltd.	987,000	187,204
	Accelink Technologies Co. Ltd., Class A	171,600	389,821
	Advanced Technology & Materials Co. Ltd., Class A	275,600	288,741
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	880,335
	AECC Aviation Power Co. Ltd., Class A	345,407	1,966,651
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	490,718
#	Agile Group Holdings Ltd.	10,528,999	5,042,227
	Agricultural Bank of China Ltd., Class H	95,473,000	35,808,276
*	Air China Ltd., Class H	4,914,000	3,312,249
	Aisino Corp., Class A	596,467	915,872
	Ajisen China Holdings Ltd.	3,383,000	479,249
*	Alibaba Group Holding Ltd.	8,685,000	105,936,830
Ω	A-Living Smart City Services Co. Ltd.	960,250	1,518,703
*	Alpha Group, Class A	286,500	160,328
*	Aluminum Corp. of China Ltd., Class H	19,370,000	8,882,684

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Angang Steel Co. Ltd., Class H	8,699,632	$3,805,494
	Anhui Conch Cement Co. Ltd., Class H	6,984,500	37,953,989
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	430,699
	Anhui Guangxin Agrochemical Co. Ltd., Class A	89,500	482,356
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	569,131
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	414,960	320,776
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	415,909
	Anhui Xinhua Media Co. Ltd., Class A	683,764	489,474
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	557,704	989,479
*	Anton Oilfield Services Group	15,908,000	872,903
	Aoshikang Technology Co. Ltd., Class A	49,300	452,866
	APT Satellite Holdings Ltd.	154,000	45,807
	Asia Cement China Holdings Corp.	2,918,000	1,882,164
Ω	AsiaInfo Technologies Ltd.	446,400	752,607
*	Asian Citrus Holdings Ltd.	2,661,000	34,676
	AVIC Electromechanical Systems Co. Ltd., Class A	27,400	40,886
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,732,900	1,586,803
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	7,036,475
Ω	BAIC Motor Corp. Ltd., Class H	10,414,500	3,252,256
*	Baidu, Inc., Sponsored ADR	858,247	106,568,530
Ω	BAIOO Family Interactive Ltd.	1,124,000	65,944
	Bank of Beijing Co. Ltd., Class A	5,995,822	4,144,928
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,542,019
	Bank of Chengdu Co. Ltd., Class A	1,504,028	3,809,022
	Bank of China Ltd., Class H	271,691,817	106,607,098
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,727,693
	Bank of Communications Co. Ltd., Class H	39,581,574	27,544,377
	Bank of Hangzhou Co. Ltd., Class A	1,844,805	4,249,493
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,584,290
	Bank of Nanjing Co. Ltd., Class A	3,593,931	6,291,851
	Bank of Ningbo Co. Ltd., Class A	1,916,781	10,470,822
	Bank of Shanghai Co. Ltd., Class A	3,689,247	3,622,168
*	Bank of Tianjin Co. Ltd., Class H	29,000	7,513
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	86,072
	Baoshan Iron & Steel Co. Ltd., Class A	7,814,777	7,605,236
	Baosheng Science & Technology Innovation Co. Ltd., Class A	196,050	111,297
*	Baoye Group Co. Ltd., Class H	1,561,120	785,355
*	Baozun, Inc., Class A	17,300	43,517
	BBMG Corp., Class H	16,212,000	2,652,626
	Befar Group Co. Ltd., Class A	254,600	204,731
	Beibuwan Port Co. Ltd., Class A	258,100	292,516
	Beijing Capital Development Co. Ltd., Class A	425,200	366,601
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,408,330
*	Beijing Capital International Airport Co. Ltd., Class H	11,178,000	6,106,622
*	Beijing Energy International Holding Co. Ltd.	4,182,000	137,919
	Beijing Enlight Media Co. Ltd., Class A	195,500	214,260
*	Beijing Enterprises Clean Energy Group Ltd.	4,880,000	46,478
	Beijing Enterprises Holdings Ltd.	3,043,000	10,287,301
*	Beijing Enterprises Urban Resources Group Ltd.	712,000	72,042
	Beijing Enterprises Water Group Ltd.	17,900,000	5,790,425
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	255,190	552,063
*	Beijing Health Holdings Ltd.	3,048,000	31,250
*	Beijing Jetsen Technology Co. Ltd., Class A	87,500	63,494
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	34,500	126,978
	Beijing New Building Materials PLC, Class A	9,100	39,818
	Beijing North Star Co. Ltd., Class H	5,602,000	757,040
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	239,899
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	464,507

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	775,200	$547,591
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	81,200	51,028
	Beijing Shiji Information Technology Co. Ltd., Class A	134,398	364,372
	Beijing Shougang Co. Ltd., Class A	756,666	544,631
	Beijing Sinnet Technology Co. Ltd., Class A	488,228	709,770
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	653,388
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	193,702
	Beijing Thunisoft Corp. Ltd., Class A	169,434	173,675
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	122,460
	Beijing Yanjing Brewery Co. Ltd., Class A	1,317,929	1,363,868
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	472,790	763,540
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	854,856	592,995
	Best Pacific International Holdings Ltd.	396,000	110,149
	Bestsun Energy Co. Ltd., Class A	173,200	114,103
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	596,729
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	249,341
	BII Railway Transportation Technology Holdings Co. Ltd.	112,000	5,574
	Blue Sail Medical Co. Ltd., Class A	492,700	663,266
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	838,713
Ω	BOC Aviation Ltd.	61,500	482,429
	BOE Technology Group Co. Ltd., Class A	13,370,757	7,660,985
*	Bohai Leasing Co. Ltd., Class A	2,291,900	717,522
*	Boyaa Interactive International Ltd.	1,454,000	84,648
	Bright Dairy & Food Co. Ltd., Class A	630,905	1,050,871
	Bright Real Estate Group Co. Ltd., Class A	171,200	71,324
*	Brilliance China Automotive Holdings Ltd.	16,650,000	5,869,126
*	BTG Hotels Group Co. Ltd., Class A	200,100	709,431
	BYD Electronic International Co. Ltd.	2,731,500	5,444,834
	C C Land Holdings Ltd.	15,977,429	4,055,374
	C&D International Investment Group Ltd.	444,726	1,091,478
	Cabbeen Fashion Ltd.	1,514,000	510,114
	Caitong Securities Co. Ltd., Class A	674,310	722,669
	Camel Group Co. Ltd., Class A	216,320	270,855
	Canny Elevator Co. Ltd., Class A	211,052	225,858
*	Capital Environment Holdings Ltd.	12,116,000	249,169
	Carrianna Group Holdings Co. Ltd.	3,478,391	221,151
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,318,292
	CECEP Wind-Power Corp., Class A	941,500	569,753
	Central China Management Co. Ltd.	7,334,350	1,148,721
#	Central China Real Estate Ltd.	5,175,350	444,860
	Central China Securities Co. Ltd., Class H	217,000	35,180
	CGN New Energy Holdings Co. Ltd.	6,484,000	2,837,462
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	225,348
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	151,464
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,052,021
#	Chaowei Power Holdings Ltd.	3,472,000	743,340
*	Cheetah Mobile, Inc., ADR	209,931	167,945
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	525,429
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	361,212
	China Aerospace International Holdings Ltd.	12,534,000	758,547
#	China Aircraft Leasing Group Holdings Ltd.	896,000	602,036
	China BlueChemical Ltd., Class H	11,490,878	3,949,989
# Ω	China Bohai Bank Co. Ltd., Class H	869,000	142,134
# *	China Boton Group Co. Ltd.	262,000	98,558
*	China CAMC Engineering Co. Ltd., Class A	347,300	451,293
	China Cinda Asset Management Co. Ltd., Class H	48,401,000	8,161,610
	China CITIC Bank Corp. Ltd., Class H	35,552,112	18,069,339
	China Coal Energy Co. Ltd., Class H	11,535,000	9,710,921

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
†† ^	China Common Rich Renewable Energy Investments Ltd.	14,642,000	$1,749,315
	China Communications Services Corp. Ltd., Class H	14,763,071	6,723,699
*	China Conch Environment Protection Holdings Ltd.	2,833,500	2,426,548
	China Conch Venture Holdings Ltd.	2,833,500	7,357,953
	China Construction Bank Corp., Class H	437,755,101	311,856,299
	China CSSC Holdings Ltd., Class A	375,700	888,991
*	China CYTS Tours Holding Co. Ltd., Class A	418,760	650,061
# *	China Dili Group	4,137,899	985,478
	China Dongxiang Group Co. Ltd.	14,837,000	845,556
# *	China Eastern Airlines Corp. Ltd., Class H	12,862,000	4,331,273
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	177,326
*	China Energy Engineering Corp. Ltd.	7,387,830	2,690,831
#	China Energy Engineering Corp. Ltd., Class H	2,124,000	291,186
	China Everbright Bank Co. Ltd., Class H	13,495,000	4,888,802
# Ω	China Everbright Greentech Ltd.	3,443,000	888,150
	China Everbright Ltd.	7,559,869	7,244,224
* †† ^	China Financial Services Holdings Ltd.	94,200	3,827
	China Foods Ltd.	2,164,000	772,998
	China Galaxy Securities Co. Ltd., Class H	16,407,500	8,924,413
	China Gas Holdings Ltd.	11,940,000	14,554,464
#	China Glass Holdings Ltd.	4,496,000	768,535
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	72,526
	China Great Wall Securities Co. Ltd., Class A	190,600	236,143
	China Hanking Holdings Ltd.	911,000	166,251
#	China Harmony Auto Holding Ltd.	5,183,500	2,426,165
* †† ^	China High Precision Automation Group Ltd.	429,000	12,506
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	242,393
*	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	1,054,607
	China Hongqiao Group Ltd.	10,475,000	13,033,300
* ^ Ω	China Huarong Asset Management Co. Ltd., Class H	53,301,000	2,437,147
†† ^	China Huiyuan Juice Group Ltd.	4,269,983	190,781
	China International Marine Containers Group Co. Ltd., Class H	3,184,580	4,379,926
#	China Isotope & Radiation Corp.	8,000	19,662
	China Jinmao Holdings Group Ltd.	30,378,580	9,984,065
	China Jushi Co. Ltd., Class A	1,274,148	3,015,632
#	China Kepei Education Group Ltd.	1,630,000	452,615
	China Lesso Group Holdings Ltd.	6,890,000	8,616,160
	China Life Insurance Co. Ltd., Class H	12,760,000	18,542,469
	China Lilang Ltd.	1,763,000	851,760
# *	China Longevity Group Co. Ltd.	1,152,649	37,751
# * †† ^ China Lumena New Materials Corp.		1,315,048	0
*	China Maple Leaf Educational Systems Ltd.	7,422,000	330,168
	China Medical System Holdings Ltd.	3,750,000	5,369,049
	China Meheco Co. Ltd., Class A	303,800	970,743
	China Merchants Bank Co. Ltd., Class H.	9,649,000	58,156,884
	China Merchants Energy Shipping Co. Ltd., Class A	1,571,640	1,212,855
	China Merchants Land Ltd.	11,986,000	1,134,521
	China Merchants Port Holdings Co. Ltd.	6,165,903	10,764,409
Ω	China Merchants Securities Co. Ltd., Class H	658,820	681,410
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	3,234,392
* †† ^	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	19,482,900	7,387,781
#	China Modern Dairy Holdings Ltd.	9,212,000	1,340,560
	China Molybdenum Co. Ltd., Class H	6,585,000	3,274,709
	China National Accord Medicines Corp. Ltd., Class A	214,406	928,747
	China National Building Material Co. Ltd., Class H	26,405,250	35,140,414
	China National Medicines Corp. Ltd., Class A	258,300	1,151,060
	China National Nuclear Power Co. Ltd., Class A	5,075,483	5,440,722
# Ω	China New Higher Education Group Ltd.	2,511,000	879,856

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China New Town Development Co. Ltd.	11,705,522	$122,804
# *	China Oil & Gas Group Ltd.	18,900,000	943,194
	China Oilfield Services Ltd., Class H	8,924,000	9,136,027
	China Oriental Group Co. Ltd.	7,404,000	1,958,832
	China Overseas Grand Oceans Group Ltd.	11,027,500	6,418,954
	China Overseas Land & Investment Ltd.	19,311,000	59,657,044
	China Pacific Insurance Group Co. Ltd., Class H	10,245,400	22,713,774
	China Petroleum & Chemical Corp., ADR	670,272	32,642,237
	China Petroleum & Chemical Corp., Class H	68,947,575	33,747,883
	China Pioneer Pharma Holdings Ltd.	928,000	287,788
* †† ^	China Properties Group Ltd.	3,380,000	33,511
	China Publishing & Media Co. Ltd., Class A	477,385	325,204
	China Railway Group Ltd., Class H	16,876,000	11,819,319
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	1,978,049
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	215,586
*	China Rare Earth Holdings Ltd.	4,650,600	363,502
	China Reinsurance Group Corp., Class H	24,824,000	2,164,379
# Ω	China Renaissance Holdings Ltd.	29,500	37,142
	China Resources Cement Holdings Ltd.	15,080,000	12,512,426
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	512,181	2,320,392
	China Resources Gas Group Ltd.	2,750,000	10,332,815
#	China Resources Land Ltd.	17,952,000	80,177,446
	China Resources Medical Holdings Co. Ltd.	5,256,500	2,916,806
Ω	China Resources Pharmaceutical Group Ltd.	9,373,500	4,939,634
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	444,131	2,479,544
	China Risun Group Ltd.	1,619,000	815,092
	China Sanjiang Fine Chemicals Co. Ltd.	4,316,000	871,622
	China SCE Group Holdings Ltd.	10,730,000	1,919,871
	China Science Publishing & Media Ltd., Class A	232,700	254,669
# * Ω	China Shengmu Organic Milk Ltd.	729,000	33,294
	China Shenhua Energy Co. Ltd., Class H	16,463,000	52,596,889
	China Shineway Pharmaceutical Group Ltd.	1,989,000	1,624,953
#	China Shuifa Singyes Energy Holdings Ltd.	926,000	125,223
*	China Silver Group Ltd.	8,388,000	585,413
	China South City Holdings Ltd.	26,908,000	2,537,630
	China South Publishing & Media Group Co. Ltd., Class A	602,000	876,040
*	China Southern Airlines Co. Ltd., Class H	7,060,000	3,942,919
	China Starch Holdings Ltd.	13,595,000	352,772
	China State Construction Engineering Corp. Ltd., Class A	14,794,906	14,047,358
*	China Sunshine Paper Holdings Co. Ltd.	1,885,000	516,081
	China Taiping Insurance Holdings Co. Ltd.	9,944,000	11,368,629
# *	China Tianrui Group Cement Co. Ltd.	45,000	33,658
*	China Tianying, Inc., Class A	948,700	609,053
Ω	China Tower Corp. Ltd., Class H	123,184,000	14,376,705
	China Traditional Chinese Medicine Holdings Co. Ltd.	17,102,000	8,332,462
	China TransInfo Technology Co. Ltd., Class A	240,300	309,683
*	China Travel International Investment Hong Kong Ltd.	13,581,631	2,450,339
*	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	448,761
#	China Vanke Co. Ltd., Class H	8,314,005	19,604,416
Ω	China Vast Industrial Urban Development Co. Ltd.	1,490,000	356,703
	China West Construction Group Co. Ltd., Class A	358,900	427,694
* †† ^	China Wood Optimization Holding Ltd.	88,000	1,893
Ω	China Xinhua Education Group Ltd.	294,000	53,462
#	China XLX Fertiliser Ltd.	1,879,000	1,612,378
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	4,717,987
# *	China ZhengTong Auto Services Holdings Ltd.	7,368,500	506,092
	China Zheshang Bank Co. Ltd., Class H	24,000	10,165
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	270,700	111,947
# * †† ^ China Zhongwang Holdings Ltd.		13,622,954	1,093,725

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chindata Group Holdings Ltd., ADR	59,800	$373,152
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	826,188
	Chongqing Changan Automobile Co. Ltd., Class A	1,200,513	1,883,749
	Chongqing Department Store Co. Ltd., Class A	222,784	937,964
	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	410,222
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	113,884
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	81,360
	Chongqing Rural Commercial Bank Co. Ltd., Class H	14,150,000	5,494,420
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	662,300	539,820
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	60,508
	CIFI Holdings Group Co. Ltd.	20,473,695	9,848,207
#	CIMC Enric Holdings Ltd.	3,824,000	4,011,938
*	Cinda Real Estate Co. Ltd., Class A	783,100	771,879
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	276,068
*	CITIC Guoan Information Industry Co. Ltd., Class A	546,700	255,336
	CITIC Ltd.	21,061,483	21,788,296
*	CITIC Resources Holdings Ltd.	15,150,000	1,061,880
	CITIC Securities Co. Ltd., Class H	5,618,325	12,344,208
*	Citychamp Watch & Jewellery Group Ltd.	476,000	63,362
	CMGE Technology Group Ltd.	752,000	197,358
	CMST Development Co. Ltd., Class A	304,400	254,027
*	CNFinance Holdings Ltd., ADR	5,312	16,255
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	504,933
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	492,800	544,877
	COFCO Biotechnology Co. Ltd., Class A	469,400	580,278
# * Ω	Cogobuy Group	1,339,000	363,626
	Colour Life Services Group Co. Ltd.	2,811,548	222,143
*	Comba Telecom Systems Holdings Ltd.	1,318,000	221,304
	Concord New Energy Group Ltd.	35,720,000	3,287,888
	Consun Pharmaceutical Group Ltd.	2,355,000	1,372,452
*	Coolpad Group Ltd.	13,182,079	300,035
	COSCO SHIPPING Development Co. Ltd., Class H	13,494,000	2,645,056
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	7,808,000	4,096,248
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,614,000	1,067,692
	COSCO SHIPPING Ports Ltd.	11,969,761	8,534,877
* Ω	Cosmo Lady China Holdings Co. Ltd.	642,000	28,959
	Country Garden Holdings Co. Ltd.	37,862,106	26,188,327
	CPMC Holdings Ltd.	4,066,000	2,020,095
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	371,087
# *	Crazy Sports Group Ltd.	8,236,000	326,039
	CSG Holding Co. Ltd., Class A	567,849	479,342
	CSSC Hong Kong Shipping Co. Ltd.	436,000	68,759
	CTS International Logistics Corp. Ltd., Class A	337,870	458,740
	D&O Home Collection Group Co. Ltd., Class A	147,557	193,042
	DaFa Properties Group Ltd.	402,000	194,773
Ω	Dali Foods Group Co. Ltd.	3,807,500	1,937,649
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	319,940
	Daqin Railway Co. Ltd., Class A	6,459,961	6,514,603
	Dare Power Dekor Home Co. Ltd., Class A	144,600	185,871
	Dashang Co. Ltd., Class A	178,708	560,066
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	97,846
*	Dazhong Transportation Group Co. Ltd., Class A	359,539	172,249
	Dazzle Fashion Co. Ltd., Class A	185,600	406,207
	DBG Technology Co. Ltd., Class A	298,278	399,498
	Deppon Logistics Co. Ltd., Class A	195,700	406,182
#	Dexin China Holdings Co. Ltd.	959,000	362,521
	DHC Software Co. Ltd., Class A	701,900	613,825
	Digital China Group Co. Ltd., Class A	227,300	469,489
	Digital China Holdings Ltd.	3,504,000	1,648,357

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Digital China Information Service Co. Ltd., Class A	316,700	$502,819
	Dong-E-E-Jiao Co. Ltd., Class A	202,013	923,963
	Dongfang Electric Corp. Ltd., Class H	1,237,400	1,330,881
*	Dongfang Electronics Co. Ltd., Class A	289,100	235,647
	Dongfeng Motor Group Co. Ltd., Class H	13,572,000	9,900,706
	Dongjiang Environmental Co. Ltd., Class H	51,000	18,516
	Dongxing Securities Co. Ltd., Class A	763,900	946,851
	Dongyue Group Ltd.	3,496,000	4,115,781
	Dynagreen Environmental Protection Group Co. Ltd., Class H	582,000	250,155
	E-Commodities Holdings Ltd.	5,880,000	1,319,413
	Edvantage Group Holdings Ltd.	196,000	67,553
	Elion Energy Co. Ltd., Class A	807,498	538,051
*	Enjoyor Technology Co. Ltd., Class A	103,300	101,849
	ENN Natural Gas Co. Ltd., Class A	219,900	544,024
	Essex Bio-technology Ltd.	207,000	104,309
#	EVA Precision Industrial Holdings Ltd.	3,990,000	762,372
*	Everbright Jiabao Co. Ltd., Class A	607,266	382,873
# Ω	Everbright Securities Co. Ltd., Class H	1,284,600	793,510
*	Fang Holdings Ltd., ADR	3,666	12,922
	Fangda Carbon New Material Co. Ltd., Class A	915,594	974,012
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	800,667
#	Far East Horizon Ltd.	7,898,000	6,442,228
	FAW Jiefang Group Co. Ltd.	724,752	887,591
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	664,077
*	FIH Mobile Ltd.	939,000	116,552
	Financial Street Holdings Co. Ltd., Class A	569,730	556,302
	FinVolution Group, ADR	217,505	817,819
	First Tractor Co. Ltd., Class H	660,000	322,241
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	216,100	210,790
	Fosun International Ltd.	11,795,683	12,431,368
	Founder Securities Co. Ltd., Class A	1,689,907	1,557,880
	Foxconn Industrial Internet Co. Ltd., Class A	572,200	822,470
	FriendTimes, Inc.	338,000	55,074
	Fu Shou Yuan International Group Ltd.	3,066,000	2,117,355
	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	296,716
	Fufeng Group Ltd.	9,867,000	4,943,133
	Fujian Longking Co. Ltd., Class A	325,100	422,971
	Fujian Star-net Communication Co. Ltd., Class A	113,000	369,536
*	Fujian Sunner Development Co. Ltd., Class A	579,198	1,425,374
	Fulongma Group Co. Ltd., Class A	164,900	228,231
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	416,499
	Gansu Shangfeng Cement Co. Ltd., Class A	278,900	880,882
*	GCL Technology Holdings Ltd.	57,908,000	18,292,493
*	GDS Holdings Ltd., Class A	480,600	1,930,427
	Geely Automobile Holdings Ltd.	23,007,000	35,573,164
	GEM Co. Ltd., Class A	1,160,200	1,176,149
	Gemdale Corp., Class A	1,233,354	2,677,566
	Gemdale Properties & Investment Corp. Ltd.	33,376,000	3,539,953
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	3,679,177
*	Genimous Technology Co. Ltd., Class A	124,700	96,804
	GF Securities Co. Ltd., Class H	3,410,200	4,262,253
*	Glorious Property Holdings Ltd.	18,846,000	386,560
# *	Glory Land Co. Ltd.	5,759,000	147,601
# *	Glory Sun Financial Group Ltd.	2,780,000	26,921
	Goldcard Smart Group Co. Ltd.	156,680	220,546
	Golden Eagle Retail Group Ltd.	12,000	8,433
	GoldenHome Living Co. Ltd., Class A	68,570	267,247
	Goldenmax International Technology Ltd., Class A	301,200	364,246
	Goldlion Holdings Ltd.	1,887,000	363,914

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Goldpac Group Ltd	1,296,000	$318,525
*	Grand Baoxin Auto Group Ltd	5,544,500	398,701
#	Grand Pharmaceutical Group Ltd., Class L	2,995,500	1,834,895
*	Grandjoy Holdings Group Co. Ltd., Class A	1,447,500	861,226
	Greattown Holdings Ltd., Class A	1,264,000	607,717
	Greatview Aseptic Packaging Co. Ltd	1,449,000	393,878
	Gree Electric Appliances, Inc. of Zhuhai, Class A	1,066,200	5,022,206
	Greenland Holdings Corp. Ltd., Class A	3,512,040	2,554,285
	Greenland Hong Kong Holdings Ltd	7,689,575	1,598,515
#	Greentown China Holdings Ltd	5,374,091	9,437,437
	GRG Banking Equipment Co. Ltd., Class A	676,700	870,701
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	342,019
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	357,356	303,053
*	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	840,964
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	301,606
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	143,921
	Guangdong Tapai Group Co. Ltd., Class A	353,173	468,151
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	344,634	768,598
*	Guanghui Energy Co. Ltd., Class A	2,151,138	2,886,428
*	Guangshen Railway Co. Ltd., Class H	10,845,999	1,811,775
	Guangxi Liugong Machinery Co. Ltd., Class A	354,190	327,616
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	152,811	349,290
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,722,300	733,974
	Guangzhou Automobile Group Co. Ltd., Class H	9,718,000	8,239,853
	Guangzhou Baiyun International Airport Co. Ltd., Class A	61,270	110,362
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	1,805,638
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	657,224
	Guangzhou R&F Properties Co. Ltd., Class H	7,275,914	2,701,018
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	566,190	628,143
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	234,850
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	133,200	133,479
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	101,876	105,424
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	1,185,862
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	43,700	30,790
	Guomai Technologies, Inc., Class A	418,400	322,780
	Guosen Securities Co. Ltd., Class A	1,174,527	1,715,694
*	Guosheng Financial Holding, Inc., Class A	257,924	322,215
* Ω	Guotai Junan Securities Co. Ltd., Class H	1,740,600	2,246,013
	Guoyuan Securities Co. Ltd., Class A	771,550	701,164
	Haier Smart Home Co. Ltd., Class A	1,879,696	7,313,313
	Haier Smart Home Co. Ltd., Class H	301,000	1,063,371
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	78,260	261,591
*	Hainan Meilan International Airport Co. Ltd., Class H	280,000	529,401
	Haitian International Holdings Ltd	1,232,000	3,032,480
	Haitong Securities Co. Ltd., Class H	10,983,200	7,670,372
# Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	158,000	15,517
	Hand Enterprise Solutions Co. Ltd., Class A	310,700	364,202
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	641,481
	Hangcha Group Co. Ltd., Class A	166,900	368,662
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	301,141
	Hangzhou Century Co. Ltd., Class A	277,800	195,059
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	274,300	1,080,974
* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	137,234
	Harbin Electric Co. Ltd., Class H	3,979,474	1,053,743
	HBIS Resources Co. Ltd., Class A	58,300	126,096
# *	HC Group, Inc.	1,280,000	79,553
	Health & Happiness H&H International Holdings Ltd.	506,500	556,680
	Hebei Construction Group Corp. Ltd., Class H	322,500	38,802
#	Hello Group, Inc., Sponsored ADR	727,554	3,870,587

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Lingrui Pharmaceutical Co., Class A	325,900	$562,853
	Henan Pinggao Electric Co. Ltd., Class A	382,800	379,147
*	Henan Senyuan Electric Co. Ltd., Class A	116,300	42,179
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,105,063
	Henan Thinker Automatic Equipment Co. Ltd., Class A	33,420	88,262
	Henan Yuguang Gold & Lead Co. Ltd., Class A	53,100	37,732
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	281,741
	Hengan International Group Co. Ltd.	2,529,000	11,951,604
*	Hengdeli Holdings Ltd.	14,156,000	468,036
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	211,700	486,783
	Hengli Petrochemical Co. Ltd., Class A	1,628,274	5,124,505
	Hengtong Optic-electric Co. Ltd., Class A	654,008	991,823
	Hengyi Petrochemical Co. Ltd., Class A	1,565,641	1,804,767
	Hesteel Co. Ltd., Class A	3,844,300	1,352,152
	Hexing Electrical Co. Ltd., Class A	202,190	346,632
*	Hi Sun Technology China Ltd.	9,768,000	1,176,864
	Hisense Home Appliances Group Co. Ltd., Class H	504,000	489,669
*	Holitech Technology Co. Ltd., Class A	1,226,800	550,792
	Hongda Xingye Co. Ltd., Class A	819,256	427,328
*	Honghua Group Ltd.	15,729,000	494,071
* †† ^ Ω	Honworld Group Ltd.	1,002,500	73,536
# Ω	Hope Education Group Co. Ltd.	5,706,000	345,194
	Hopson Development Holdings Ltd.	4,529,200	8,732,724
†† ^	Hua Han Health Industry Holdings Ltd.	17,852,160	128,084
	Huaan Securities Co. Ltd., Class A	1,731,080	1,136,784
	Huadong Medicine Co. Ltd., Class A	542,438	2,784,461
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,079,100	1,249,018
	Huafon Chemical Co. Ltd., Class A	859,548	1,007,797
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	368,588
	Huafu Fashion Co. Ltd., Class A	458,898	251,577
	Huagong Tech Co. Ltd., Class A	203,200	514,279
	Huapont Life Sciences Co. Ltd., Class A	469,100	353,277
Ω	Huatai Securities Co. Ltd., Class H	5,375,400	7,388,114
	Huaxi Securities Co. Ltd., Class A	1,072,555	1,128,185
	Huaxia Bank Co. Ltd., Class A	3,721,400	3,067,662
	Huaxin Cement Co. Ltd., Class A	624,228	2,062,319
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	3,744,951
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	691,554
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	398,494	1,371,091
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	268,600	1,291,504
	Huijing Holdings Co. Ltd.	100,000	24,392
*	Huishang Bank Corp. Ltd., Class H	1,603,900	510,936
	Hunan Aihua Group Co. Ltd., Class A	97,600	388,215
*	Hunan Gold Corp. Ltd., Class A	391,600	546,352
	Hunan Valin Steel Co. Ltd., Class A	1,767,160	1,549,290
# *	HUYA, Inc., ADR	168,302	695,087
	Hytera Communications Corp. Ltd., Class A	591,700	411,005
# * Ω	iDreamSky Technology Holdings Ltd.	286,000	146,361
	IKD Co. Ltd., Class A	215,600	347,122
Ω	IMAX China Holding, Inc.	33,100	37,163
	Industrial & Commercial Bank of China Ltd., Class H	198,536,996	119,679,351
	Industrial Bank Co. Ltd., Class A	7,629,753	23,531,022
	Industrial Securities Co. Ltd., Class A	1,722,840	1,686,566
	Infore Environment Technology Group Co. Ltd., Class A	301,756	202,895
# *	Inke Ltd.	1,693,000	288,589
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	10,243,400	2,896,567
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	804,437	1,761,258
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	50,100	215,184

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd.,
	Class A	3,342,751	$2,203,516
	Inner Mongolia Yitai Coal Co. Ltd., Class H	223,900	346,330
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	964,053
*	IRICO Group New Energy Co. Ltd., Class H	13,600	15,069
	JCET Group Co. Ltd., Class A	95,700	309,972
*	JD.com, Inc., Class A	93,700	2,921,429
	JH Educational Technology, Inc	258,000	132,235
	Jiajiayue Group Co. Ltd., Class A	220,300	404,650
	Jiangling Motors Corp. Ltd., Class A	245,529	430,245
# *	Jiangnan Group Ltd	14,145,000	436,546
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	791,562	965,243
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	14,662
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	720,433
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	743,220	446,903
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	190,400	357,526
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	578,561	1,222,526
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	311,400	1,122,968
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	819,132	769,127
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,560,374	930,357
	Jiangsu Zhongtian Technology Co. Ltd., Class A	846,900	2,075,111
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	563,042
	Jiangxi Copper Co. Ltd., Class H	5,411,000	8,464,019
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	382,225
	Jiangxi Zhengbang Technology Co. Ltd., Class A	564,963	496,653
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	601,633
	Jiayou International Logistics Co. Ltd., Class A	11,830	33,501
#	Jiayuan International Group Ltd.	4,741,776	718,433
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	543,856	1,192,726
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	42,830	13,093
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	470,200	193,700
	Jinduicheng Molybdenum Co. Ltd., Class A	125,200	141,037
#	Jingrui Holdings Ltd.	3,534,000	731,168
# *	JinkoSolar Holding Co. Ltd., ADR	218,007	11,175,039
*	Jinmao Property Services Co. Ltd	458,891	342,107
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,251,856
	Jinneng Science&Technology Co. Ltd., Class A	386,533	566,556
	Jiuzhitang Co. Ltd., Class A	421,200	534,854
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	1,350,554
	JNBY Design Ltd.	406,000	441,479
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,433,588
	Jointown Pharmaceutical Group Co. Ltd., Class A	866,722	1,681,694
	Joy City Property Ltd.	20,036,000	762,356
#	JOYY, Inc., ADR	315,298	12,476,342
	JSTI Group, Class A	308,575	365,897
	Ju Teng International Holdings Ltd	5,890,249	1,044,965
	Juneyao Airlines Co. Ltd., Class A	150,100	276,616
	Jutal Offshore Oil Services Ltd.	590,000	58,887
*	Kai Yuan Holdings Ltd.	41,600,000	125,388
	Kaisa Prosperity Holdings Ltd.	268,500	199,660
* Ω	Kangda International Environmental Co. Ltd	3,759,000	332,734
*	Kasen International Holdings Ltd.	2,592,000	172,025
	Kehua Data Co. Ltd., Class A	111,390	329,847
	Kinetic Development Group Ltd.	296,000	24,591
	Kingboard Holdings Ltd.	4,225,845	19,025,249
	Kingboard Laminates Holdings Ltd.	4,804,500	7,369,888
	KingClean Electric Co. Ltd., Class A	31,232	96,556
	Kingsoft Corp. Ltd.	2,545,400	7,638,764
	Konka Group Co. Ltd., Class A	271,000	183,548

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KPC Pharmaceuticals, Inc., Class A	364,200	$591,685
*	Kuang-Chi Technologies Co. Ltd., Class A	41,070	82,080
	Kunlun Energy Co. Ltd.	19,192,000	15,927,186
	Kunlun Tech Co. Ltd., Class A	378,900	818,622
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	191,557
#	KWG Group Holdings Ltd.	8,097,500	2,897,409
	KWG Living Group Holdings Ltd	6,977,250	2,625,021
	Lao Feng Xiang Co. Ltd., Class A	123,154	729,243
	LB Group Co. Ltd., Class A	668,233	1,837,424
	Lee & Man Chemical Co. Ltd.	160,000	136,839
#	Lee & Man Paper Manufacturing Ltd.	8,366,000	4,001,822
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	261,658
Ω	Legend Holdings Corp., Class H	2,487,600	2,943,232
	Lenovo Group Ltd.	9,756,000	9,473,102
	Lens Technology Co. Ltd., Class A	257,400	392,834
	Leo Group Co. Ltd., Class A	2,336,500	590,589
*	LexinFintech Holdings Ltd., ADR	180,534	462,167
	Leyard Optoelectronic Co. Ltd., Class A	550,500	495,688
	Liaoning Cheng Da Co. Ltd., Class A	400,300	800,768
	Lier Chemical Co. Ltd., Class A	244,860	772,873
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	167,042
#	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,550,763
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	162,036
#	Logan Group Co. Ltd.	2,898,000	901,638
	Loncin Motor Co. Ltd., Class A	1,187,800	751,537
	Long Yuan Construction Group Co. Ltd., Class A	565,700	441,811
Ω	Longfor Group Holdings Ltd.	7,762,000	38,441,945
	Lonking Holdings Ltd.	12,244,000	3,380,196
	Luenmei Quantum Co. Ltd., Class A	519,200	531,725
*	Luoniushan Co. Ltd., Class A	661,991	579,265
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,679,915
# * Ω	Luye Pharma Group Ltd.	11,045,000	3,445,177
# *	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	277,199
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	2,118,380
*	Macrolink Culturaltainment Development Co. Ltd., Class A	59,400	25,635
* Ω	Maoyan Entertainment	467,000	368,420
*	Maoye International Holdings Ltd.	5,595,000	173,654
*	Markor International Home Furnishings Co. Ltd., Class A	928,600	413,990
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	335,470
#	Metallurgical Corp. of China Ltd., Class H	13,359,000	3,420,178
Ω	Midea Real Estate Holding Ltd.	115,600	220,129
	Min Xin Holdings Ltd.	708,418	315,597
	Ming Yang Smart Energy Group Ltd., Class A	376,000	1,247,191
*	Mingfa Group International Co. Ltd.	608,000	27,533
	Minmetals Land Ltd.	9,789,205	923,154
Ω	Minsheng Education Group Co. Ltd.	1,078,000	94,719
	Minth Group Ltd.	3,478,000	8,194,882
	MLS Co. Ltd., Class A	513,262	687,497
*	MMG Ltd.	9,984,000	4,210,016
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	19,372
	MYS Group Co. Ltd., Class A	393,300	184,799
	NanJi E-Commerce Co. Ltd., Class A	399,700	288,427
	Nanjing Iron & Steel Co. Ltd., Class A	879,300	475,594
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	805,627
	NARI Technology Co. Ltd., Class A	178,972	860,474
*	NavInfo Co. Ltd., Class A	404,200	756,300
	NetDragon Websoft Holdings Ltd.	1,050,000	2,098,953
	New China Life Insurance Co. Ltd., Class H	3,525,300	8,932,042
*	New Hope Liuhe Co. Ltd., Class A	1,178,464	2,494,129

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	New World Department Store China Ltd.	2,778,000	$360,080
	Newland Digital Technology Co. Ltd., Class A	352,060	625,796
	Nexteer Automotive Group Ltd.	5,382,000	3,039,508
	Nine Dragons Paper Holdings Ltd.	10,007,000	8,837,528
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	733,356
	Ningbo Joyson Electronic Corp., Class A	293,341	481,081
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	396,985
	Ningbo Zhoushan Port Co. Ltd., Class A	1,639,800	967,900
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	56,265
	Norinco International Cooperation Ltd., Class A	92,800	100,764
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	383,062
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	356,471
	Northeast Securities Co. Ltd., Class A	765,100	754,510
# *	NVC International Holdings Ltd.	5,629,000	93,660
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	735,364
*	OFILM Group Co. Ltd., Class A	740,600	617,579
	ORG Technology Co. Ltd., Class A	579,600	426,504
*	Orient Group, Inc., Class A	647,440	260,736
Ω	Orient Securities Co. Ltd., Class H	2,444,800	1,473,997
	Oriental Pearl Group Co. Ltd., Class A	912,860	960,669
*	Ourpalm Co. Ltd., Class A	878,900	406,000
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	171,253
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,100,200	513,787
	PAX Global Technology Ltd.	4,499,000	3,878,308
	PCI Technology Group Co. Ltd., Class A	582,600	517,618
	People’s Insurance Co. Group of China Ltd. , Class H	28,708,000	9,145,029
	Perfect World Co. Ltd., Class A	299,000	665,601
	PetroChina Co. Ltd., Class H	107,982,000	51,258,396
	PICC Property & Casualty Co. Ltd., Class H	28,387,000	29,034,757
	Ping An Bank Co. Ltd., Class A	4,972,473	11,494,768
	Ping An Insurance Group Co. of China Ltd., Class H	23,598,500	149,159,346
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	2,344,423
*	Polaris Bay Group Co. Ltd., Class A	568,670	667,621
*	Poly Culture Group Co. Ltd., Class H	402,000	225,206
	Poly Property Group Co. Ltd.	13,039,488	3,275,944
# Ω	Postal Savings Bank of China Co. Ltd., Class H	23,912,000	18,129,599
*	Pou Sheng International Holdings Ltd.	9,206,000	1,065,316
	Power Construction Corp. of China Ltd., Class A	3,239,720	3,777,801
#	Powerlong Real Estate Holdings Ltd.	9,449,000	3,204,142
#	Prinx Chengshan Holding Ltd.	214,000	197,395
	Pujiang International Group Ltd.	153,000	52,811
*	PW Medtech Group Ltd.	1,439,000	150,970
	Q Technology Group Co. Ltd.	1,983,000	1,395,106
	Qingdao East Steel Tower Stock Co. Ltd., Class A	188,500	317,100
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	292,082
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	595,843
# Ω	Qingdao Port International Co. Ltd., Class H	727,000	365,910
	Qingdao Topscomm Communication, Inc., Class A	193,580	200,721
	Qingling Motors Co. Ltd., Class H	5,326,000	949,161
	Qinhuangdao Port Co. Ltd., Class H	845,000	129,061
# *	Qudian, Inc., Sponsored ADR	362,937	391,972
	Radiance Holdings Group Co. Ltd.	93,000	50,506
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	597,408
	Raisecom Technology Co. Ltd., Class A	164,000	158,646
	Rastar Group, Class A	653,946	260,472
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	255,343
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	785,292
# Ω	Redco Properties Group Ltd.	3,150,000	876,181
#	Redsun Properties Group Ltd.	3,085,000	1,081,437

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Renhe Pharmacy Co. Ltd., Class A	672,100	$614,029
	REXLot Holdings Ltd.	67,831,618	33,713
	Rianlon Corp., Class A	25,716	178,006
	RiseSun Real Estate Development Co. Ltd., Class A	1,888,376	1,072,557
	Rongan Property Co. Ltd., Class A.	1,161,156	504,007
#	Ronshine China Holdings Ltd.	1,608,500	475,494
	SAIC Motor Corp. Ltd., Class A.	1,570,273	3,772,646
	Sailun Group Co. Ltd., Class A.	1,104,600	1,604,003
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	1,024,928
	Sany Heavy Equipment International Holdings Co. Ltd	5,544,000	5,222,887
	Sany Heavy Industry Co. Ltd., Class A	1,726,300	4,295,455
	Satellite Chemical Co. Ltd., Class A	441,840	2,404,356
*	Saurer Intelligent Technology Co. Ltd., Class A.	357,100	168,955
	Sealand Securities Co. Ltd., Class A	1,779,595	902,025
	Seazen Group Ltd.	3,542,857	1,496,455
	Seazen Holdings Co. Ltd., Class A	927,915	3,892,599
	SGIS Songshan Co. Ltd., Class A	773,600	429,792
	Shaanxi Coal Industry Co. Ltd., Class A	3,735,445	9,730,098
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	1,517,221
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	577,940	1,587,652
#	Shandong Chenming Paper Holdings Ltd., Class H	2,310,227	907,640
Ω	Shandong Gold Mining Co. Ltd., Class H	1,165,250	2,152,304
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	70,719
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	621,769	2,825,137
	Shandong Humon Smelting Co. Ltd., Class A	275,500	395,047
	Shandong Linglong Tyre Co. Ltd., Class A	445,587	1,193,471
	Shandong Longda Meishi Co. Ltd., Class A	389,046	589,976
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	105,200	42,500
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,413,139
	Shandong New Beiyang Information Technology Co. Ltd., Class A	280,600	270,879
	Shandong Publishing & Media Co. Ltd., Class A	290,233	260,446
	Shandong Sun Paper Industry JSC Ltd., Class A	1,227,281	2,280,900
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,544,800	9,103,186
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	646,000	546,480
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	292,640	391,994
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	585,274
	Shanghai AJ Group Co. Ltd., Class A	869,352	776,006
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	11,562	19,663
	Shanghai Electric Group Co. Ltd., Class H	9,652,000	2,350,142
	Shanghai Environment Group Co. Ltd., Class A	300,489	436,891
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	174,870	446,655
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	614,000	2,626,778
	Shanghai Industrial Development Co. Ltd., Class A	986,190	599,772
	Shanghai Industrial Holdings Ltd.	2,947,918	4,342,398
	Shanghai Industrial Urban Development Group Ltd.	19,546,501	1,702,635
	Shanghai International Port Group Co. Ltd., Class A	2,556,016	2,288,607
	Shanghai Jahwa United Co. Ltd., Class A	150,768	709,455
	Shanghai Jin Jiang Capital Co. Ltd., Class H	15,170,000	5,973,659
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,763,250
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	606,045
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	721,368
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	479,325
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	302,862
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,074,200	6,587,873
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	163,890
	Shanghai Pudong Development Bank Co. Ltd., Class A	7,122,078	8,655,685
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,882,386	1,537,447
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	7,400	26,211
	Shanghai Shimao Co. Ltd., Class A	361,296	168,918

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	$660,652
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	27,593
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	126,086
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	327,963
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	119,800	246,038
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,434,749
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	832,192
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	279,062
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,514,935	3,205,056
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,429,255
*	Shanxi Meijin Energy Co. Ltd., Class A	235,273	368,510
	Shanxi Securities Co. Ltd., Class A	1,173,460	886,113
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	1,924,389
	Shanying International Holding Co. Ltd., Class A	1,210,500	515,300
	Shenghe Resources Holding Co. Ltd., Class A	36,360	85,873
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	366,978
	Shenguan Holdings Group Ltd.	3,610,000	221,441
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,356,800	1,119,231
	Shenzhen Agricultural Products Group Co. Ltd., Class A	908,126	818,234
*	Shenzhen Airport Co. Ltd., Class A	492,100	474,147
	Shenzhen Aisidi Co. Ltd., Class A	405,800	441,081
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	430,400	186,215
	Shenzhen Center Power Tech Co. Ltd., Class A	80,000	132,149
	Shenzhen Comix Group Co. Ltd., Class A	105,400	86,603
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	43,940
	Shenzhen Gas Corp. Ltd., Class A	380,100	367,489
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	272,101
*	Shenzhen Grandland Group Co. Ltd., Class A	108,000	36,648
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	290,220	515,387
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	15,500	11,383
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	219,713
	Shenzhen International Holdings Ltd.	6,449,190	6,907,007
	Shenzhen Investment Ltd.	18,354,414	3,959,702
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	609,080
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	684,910
*	Shenzhen MTC Co. Ltd., Class A	1,364,600	662,364
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	623,369
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,644,161	2,415,532
*	Shenzhen SDG Information Co. Ltd., Class A	337,800	236,050
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	475,955
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	556,374
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	301,195
	Shenzhen World Union Group, Inc., Class A	947,381	463,395
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	45,300	55,509
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	107,294	400,055
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	329,909
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	837,000	527,155
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	537,722
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	83,884	317,377
#	Shimao Group Holdings Ltd.	7,589,035	4,274,695
	Shoucheng Holdings Ltd.	10,423,683	1,423,411
	Shougang Fushan Resources Group Ltd.	12,566,277	4,695,654
	Shui On Land Ltd.	23,037,303	3,260,214
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	587,430
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	645,255	1,656,346
*	Sichuan Languang Development Co. Ltd., Class A	1,550,800	402,321
	Sichuan Shuangma Cement Co. Ltd., Class A	152,178	402,018
	Sieyuan Electric Co. Ltd., Class A	182,700	827,076
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,059,000	2,534,768

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Silver Grant International Holdings Group Ltd.	6,302,804	$362,234
	Sinochem International Corp., Class A	575,231	524,366
#	Sinofert Holdings Ltd.	12,950,000	2,159,184
	Sinolink Securities Co. Ltd., Class A	612,600	760,591
*	Sinolink Worldwide Holdings Ltd.	16,481,714	485,930
	Sinoma International Engineering Co., Class A	417,000	490,537
	Sinoma Science & Technology Co. Ltd., Class A	573,662	1,747,845
	Sinomach Automobile Co. Ltd., Class A	510,561	473,349
	Sino-Ocean Group Holding Ltd.	19,965,602	3,770,392
	Sinopec Engineering Group Co. Ltd., Class H	9,160,000	4,786,374
	Sinopec Kantons Holdings Ltd.	6,102,000	2,076,020
	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	13,270	244,566
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	3,118,877
	Sinopharm Group Co. Ltd., Class H	7,752,800	17,840,570
#	Sinosoft Technology Group Ltd.	2,140,000	116,039
	Sinotrans Ltd., Class H	12,967,000	3,918,828
	Sinotruk Hong Kong Ltd.	4,209,335	5,091,292
	Skyfame Realty Holdings Ltd.	2,058,000	22,290
	Skyworth Digital Co. Ltd., Class A	234,048	433,705
*	Skyworth Group Ltd.	8,768,116	4,590,439
*	SOHO China Ltd.	13,558,388	2,477,375
	SooChow Securities Co. Ltd., Class A	1,002,430	1,024,146
# *	South Manganese Investment Ltd.	1,336,000	143,961
	Southwest Securities Co. Ltd., Class A	339,200	190,527
*	Spring Airlines Co. Ltd., Class A	14,641	101,220
*	SPT Energy Group, Inc.	4,862,000	173,580
	SSY Group Ltd.	4,256,000	2,090,633
*	Starrise Media Holdings Ltd.	270,000	5,230
#	Sun Art Retail Group Ltd.	1,654,500	513,579
	Sunflower Pharmaceutical Group Co. Ltd., Class A	266,300	748,219
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	170,940
*	Suning Universal Co. Ltd., Class A	1,450,705	767,281
*	Suning.com Co. Ltd., Class A	1,980,900	967,630
* Ω	Sunshine 100 China Holdings Ltd.	249,000	11,741
	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	315,034
*	Sunwave Communications Co. Ltd., Class A	271,570	149,976
	Suzhou Anjie Technology Co. Ltd., Class A	112,900	220,698
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	522,900	1,324,924
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	548,519
*	Tahoe Group Co. Ltd., Class A	803,106	228,382
	Tangshan Jidong Cement Co. Ltd., Class A	476,244	774,015
	TangShan Port Group Co. Ltd., Class A	1,421,690	590,394
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	650,068
*	Taung Gold International Ltd.	5,980,000	19,853
	TBEA Co. Ltd., Class A	879,959	2,556,412
	TCL Electronics Holdings Ltd.	5,738,666	2,595,821
	TCL Technology Group Corp., Class A	3,045,935	1,914,631
	Tech-Bank Food Co. Ltd., Class A	469,227	467,273
	Ten Pao Group Holdings Ltd.	304,000	59,366
*	Tencent Music Entertainment Group, ADR	2,377,745	10,105,416
†† ^	Tenwow International Holdings Ltd.	2,984,000	27,113
	Tian An China Investment Co. Ltd.	4,049,000	1,920,112
	Tian Di Science & Technology Co. Ltd., Class A	992,900	673,341
* Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	142,745
	Tiangong International Co. Ltd.	4,350,000	1,434,434
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,412
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	865,658
	Tianjin Guangyu Development Co. Ltd., Class A	451,200	755,695
	Tianjin Port Development Holdings Ltd.	16,373,657	1,332,094

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	196,749	$580,972
	Tianli Education International Holdings Ltd.	462,000	45,617
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,180,543
#	Tianneng Power International Ltd.	4,300,000	3,582,473
*	Tianyun International Holdings Ltd.	1,132,000	220,716
	Tibet Tianlu Co. Ltd., Class A	242,700	202,960
*	Time Watch Investments Ltd.	92,000	5,224
	Times China Holdings Ltd.	1,311,000	464,836
	Tingyi Cayman Islands Holding Corp.	1,726,000	3,150,227
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	792,561
	Tomson Group Ltd.	3,354,526	836,813
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	1,812,856
*	Tongcheng Travel Holdings Ltd.	2,164,000	3,815,936
# *	Tongda Group Holdings Ltd.	35,845,000	604,802
	Tongkun Group Co. Ltd., Class A.	547,222	1,252,817
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	371,951
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,493,900	1,303,536
	Top Spring International Holdings Ltd.	146,000	17,877
	Topsec Technologies Group, Inc., Class A	250,515	348,162
	Transfar Zhilian Co. Ltd., Class A	1,128,500	1,072,897
	TravelSky Technology Ltd., Class H	1,257,000	1,898,290
# *	Trigiant Group Ltd.	4,254,000	252,742
*	Trip.com Group Ltd., ADR	1,765,245	41,748,044
* †† ^	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truly International Holdings Ltd.	686,000	186,843
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	386,569
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	176,961
	Unilumin Group Co. Ltd., Class A	406,300	341,657
	Uni-President China Holdings Ltd.	3,090,000	2,707,770
	Unisplendour Corp. Ltd., Class A	787,164	2,018,793
	United Energy Group Ltd.	11,790,000	1,386,532
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	457,637	833,161
†† ^	Untrade.CTEG	9,748,000	79,256
	Valiant Co. Ltd., Class A	12,000	32,263
	Vats Liquor Chain Store Management JSC Ltd., Class A	51,100	280,118
	Vatti Corp. Ltd., Class A	363,850	276,834
#	Vinda International Holdings Ltd.	1,089,000	2,625,793
# *	Viomi Technology Co. Ltd., ADR	106,264	166,834
*	Vipshop Holdings Ltd., ADR	1,881,064	14,408,950
# †† Ω	Virscend Education Co. Ltd.	530,000	23,302
	Wangneng Environment Co. Ltd., Class A	116,940	330,501
	Wangsu Science & Technology Co. Ltd., Class A	837,700	604,667
	Want Want China Holdings Ltd.	5,004,000	4,516,941
	Wanxiang Qianchao Co. Ltd., Class A	1,400,160	1,090,186
	Wasion Holdings Ltd.	2,972,000	972,030
	Wasu Media Holding Co. Ltd., Class A	341,086	383,924
	Weichai Power Co. Ltd., Class H	7,541,000	10,534,074
	Weifu High-Technology Group Co. Ltd., Class A	168,400	515,329
	Weiqiao Textile Co., Class H	3,037,000	845,564
	Wellhope Foods Co. Ltd., Class A	523,488	628,950
*	Wens Foodstuffs Group Co. Ltd., Class A	805,961	2,275,545
	West China Cement Ltd.	12,314,000	1,936,311
	Western Securities Co. Ltd., Class A	927,448	870,917
	Wharf Holdings Ltd.	1,442,000	4,224,915
	Wingtech Technology Co. Ltd., Class A	94,500	929,884
	Wisdom Education International Holdings Co. Ltd.	2,030,000	70,755
	Wolong Electric Group Co. Ltd., Class A	363,300	595,455
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,103,043
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	366,500	206,849

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuhan Department Store Group Co. Ltd., Class A	430,300	$667,722
	Wuhu Token Science Co. Ltd., Class A	802,700	737,278
	Wuxi Taiji Industry Co. Ltd., Class A	733,524	734,249
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,130,958
# Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	933,000	410,310
	Xiamen C & D, Inc., Class A	868,100	1,897,057
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	357,900	446,425
	Xiamen International Airport Co. Ltd., Class A	45,826	101,066
	Xiamen International Port Co. Ltd., Class H	6,710,000	737,171
	Xiamen ITG Group Corp. Ltd., Class A	525,902	592,931
	Xiamen Tungsten Co. Ltd., Class A	299,740	710,129
	Xiamen Xiangyu Co. Ltd., Class A	517,700	684,213
	Xiandai Investment Co. Ltd., Class A	184,100	113,329
	Xilinmen Furniture Co. Ltd., Class A	195,100	694,218
	Xinfengming Group Co. Ltd., Class A	144,260	206,169
	Xingda International Holdings Ltd.	8,916,001	1,598,624
	Xingfa Aluminium Holdings Ltd.	447,000	589,804
	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,174,835
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,300,282
*	Xinji Shaxi Group Co. Ltd.	258,000	9,022
	Xinjiang Communications Construction Group Co. Ltd., Class A	89,300	244,189
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,324,400	3,303,773
	Xinjiang Tianshan Cement Co. Ltd., Class A	310,600	571,339
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	204,419
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	387,600	432,165
	Xinte Energy Co. Ltd., Class H	513,600	1,115,639
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	1,010,053
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	734,671
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	814,476
	Xuji Electric Co. Ltd., Class A	233,200	548,896
*	Yanchang Petroleum International Ltd.	6,720,000	44,431
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	109,500	141,995
	Yankuang Energy Group Co. Ltd., Class H	5,028,000	14,184,827
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	176,500	706,687
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,386,562
# *	Yeahka Ltd.	172,800	449,511
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,562,200	998,541
	Yifan Pharmaceutical Co. Ltd., Class A	430,300	769,527
	Yintai Gold Co. Ltd., Class A	980,174	1,382,061
	Yip’s Chemical Holdings Ltd.	842,000	432,668
*	Yiren Digital Ltd., Sponsored ADR	127,021	260,393
	Yixintang Pharmaceutical Group Co. Ltd., Class A	304,763	932,296
	Yonghui Superstores Co. Ltd., Class A	1,459,800	976,580
	Yotrio Group Co. Ltd., Class A	1,258,400	627,359
	Youngor Group Co. Ltd., Class A	1,239,313	1,279,563
*	Youzu Interactive Co. Ltd., Class A	318,800	438,566
	Yuexiu Property Co. Ltd.	10,859,357	11,299,307
	Yum China Holdings, Inc.	409,892	17,133,486
	Yunda Holding Co. Ltd., Class A	932,989	2,164,553
*	Yunnan Aluminium Co. Ltd., Class A	838,700	1,311,493
	Yunnan Baiyao Group Co. Ltd., Class A	263,127	3,032,017
	Yunnan Copper Co. Ltd., Class A	483,200	757,638
*	Yunnan Tin Co. Ltd., Class A	466,300	1,255,940
	Yutong Bus Co. Ltd., Class A	493,800	564,326
	Yuzhou Group Holdings Co. Ltd.	7,767,265	549,372
# *	Zall Smart Commerce Group Ltd.	570,000	33,371
#	Zepp Health Corp., ADR	22,324	54,024
	Zhaojin Mining Industry Co. Ltd., Class H	2,239,000	2,128,331
	Zhefu Holding Group Co. Ltd., Class A	706,800	477,388

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	$1,227,293
	Zhejiang China Commodities City Group Co. Ltd., Class A	310,300	238,690
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	3,817,054
	Zhejiang Communications Technology Co. Ltd.	294,400	302,780
	Zhejiang Dahua Technology Co. Ltd., Class A	1,080,123	2,713,801
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	240,157
# * †† ^ Zhejiang Glass Co. Ltd.		437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	888,936
	Zhejiang Hangmin Co. Ltd., Class A	625,181	481,497
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	937,900	892,516
	Zhejiang Huace Film & Television Co. Ltd., Class A	333,832	218,251
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	740,251
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	107,884
*	Zhejiang Jingu Co. Ltd., Class A	579,000	448,702
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	532,155
	Zhejiang Juhua Co. Ltd., Class A	505,207	863,348
	Zhejiang Longsheng Group Co. Ltd., Class A	1,199,533	1,826,048
	Zhejiang Medicine Co. Ltd., Class A	382,817	729,137
	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	384,848
	Zhejiang NHU Co. Ltd., Class A	794,814	3,214,888
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	633,814
	Zhejiang Runtu Co. Ltd., Class A	378,930	445,512
	Zhejiang Semir Garment Co. Ltd., Class A	538,299	529,359
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,142,700	649,926
	Zhejiang Wanliyang Co. Ltd., Class A	366,141	366,256
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	165,900	222,649
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	193,760	502,777
	Zhejiang Yankon Group Co. Ltd., Class A	91,700	46,658
	Zhejiang Yasha Decoration Co. Ltd., Class A	749,426	527,272
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,429,600	1,500,947
*	Zhong An Group Ltd.	15,060,600	572,215
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	293,000	101,391
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,648,637
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	426,132
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	741,159
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	139,724
	Zhuguang Holdings Group Co. Ltd.	230,000	41,930
	Zhuzhou CRRC Times Electric Co	972,800	3,824,340
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	1,325,465
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	679,000	726,118
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,632,400	3,877,999
	ZTE Corp., Class H	2,876,200	6,038,885
	ZTO Express Cayman, Inc., ADR	191,090	5,256,886
	ZTO Express Cayman, Inc.	39,000	1,073,440

TOTAL CHINA			3,331,796,527

COLOMBIA — (0.1%)
*	BAC Holding International Corp	251,198	18,240
	Bancolombia SA, Sponsored ADR	34,246	1,327,717
	Bancolombia SA.	24,001	235,401
	Cementos Argos SA	402,832	611,169
*	Corp. Financiera Colombiana SA	41,121	301,291
	Grupo Argos SA	1,517,596	5,521,320
	Mineros SA.	128,115	105,036

TOTAL COLOMBIA			8,120,174

CZECH REPUBLIC — (0.1%)
	CEZ AS	234,251	10,041,302

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (Continued)
	Komercni Banka AS	139,768	$4,589,970
Ω	Moneta Money Bank AS	70,312	263,259

TOTAL CZECH REPUBLIC			14,894,531

GREECE — (0.3%)
*	Alpha Services & Holdings SA	5,745,331	6,467,188
	Autohellas Tourist & Trading SA	38,797	379,957
	Bank of Greece	44,408	835,879
*	Ellaktor SA	360,759	517,216
*	Eurobank Ergasias Services & Holdings SA, Class A	5,879,649	6,076,877
*	Fourlis Holdings SA	61,713	240,600
	Hellenic Petroleum Holdings SA	154,869	1,170,295
*	Intracom Holdings SA	313,774	564,031
	JUMBO SA	9,544	154,688
*	LAMDA Development SA	86,663	589,826
	Motor Oil Hellas Corinth Refineries SA	32,065	507,273
	Mytilineos SA	303,757	5,624,930
*	National Bank of Greece SA	2,307,252	9,151,662
*	Piraeus Financial Holdings SA	425,634	614,472
	Titan Cement International SA	63,619	891,325

TOTAL GREECE			33,786,219

HONG KONG — (0.0%)
* †† ^	Anxin-China Holdings Ltd.	6,152,000	0
††	CECEP COSTIN New Materials Group Ltd.	132,000	1,892
* Ω	ESR Cayman Ltd.	12,600	38,249
* †† ^	Karce Co. Ltd.	640,000	0
* †† ^	Realgold Resources Corp.	3,137,500	0
	Texhong Textile Group Ltd.	254,000	305,454
* †† ^	Untrade Youyuan Holdings	4,485,251	0
* †† ^	Untrade. C Fiber Optic	3,598,000	0

TOTAL HONG KONG			345,595

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	3,026,506	25,662,090
# *	OTP Bank Nyrt	82,792	2,469,637
	Richter Gedeon Nyrt	14,118	281,684

TOTAL HUNGARY			28,413,411

INDIA — (15.2%)
	Aarti Drugs Ltd.	10,796	64,828
	ACC Ltd.	399,408	12,112,985
	Adani Enterprises Ltd.	288,397	8,749,494
*	Adani Green Energy Ltd.	318,785	11,909,577
*	Adani Power Ltd.	147,018	537,063
	Adani Total Gas Ltd.	139,991	4,494,357
*	Adani Transmission Ltd.	561,111	20,214,416
*	Aditya Birla Capital Ltd.	2,879,031	4,494,306
	Alembic Ltd.	483,755	486,904
	Alembic Pharmaceuticals Ltd.	76,445	776,565
	Allcargo Logistics Ltd.	394,520	1,811,891
	Allied Digital Services Ltd.	9,143	17,602
	Amara Raja Batteries Ltd.	26,037	189,583
	Ambuja Cements Ltd.	3,563,611	17,233,475
* †† ^	Amtek Auto Ltd.	941,223	6,348
	Andhra Sugars Ltd.	56,954	119,530
	Apar Industries Ltd.	13,636	119,308

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Apollo Tyres Ltd.	1,942,429	$5,147,483
*	Arvind Fashions Ltd.	354,092	1,314,632
*	Arvind Ltd.	998,876	1,596,837
* Ω	Aster DM Healthcare Ltd.	76,016	191,064
	Aurobindo Pharma Ltd.	1,813,846	14,811,054
*	Axis Bank Ltd.	9,124,030	86,173,301
	Bajaj Auto Ltd.	3,817	185,528
*	Bajaj Hindusthan Sugar Ltd.	69,831	15,530
	Bajaj Holdings & Investment Ltd.	252,334	17,064,604
	Balmer Lawrie & Co. Ltd.	473,088	732,426
	Balrampur Chini Mills Ltd.	819,559	4,732,964
	Banco Products India Ltd.	41,357	76,016
Ω	Bandhan Bank Ltd.	387,960	1,677,804
*	Bank of Baroda	4,146,066	6,045,140
*	Bank of India	424,093	264,115
*	Bank of Maharashtra	969,564	224,540
	BEML Ltd.	85,018	1,827,662
	Bharat Bijlee Ltd.	2,136	47,390
	Bharat Dynamics Ltd.	27,695	269,064
	Bharat Electronics Ltd.	4,584,348	14,138,118
*	Bharat Heavy Electricals Ltd.	5,700,069	3,880,828
	Birla Corp. Ltd.	158,657	2,247,053
	Birlasoft Ltd.	405,573	2,161,583
	Bliss Gvs Pharma Ltd.	8,394	8,777
	Bodal Chemicals Ltd.	168,711	240,346
	Bombay Burmah Trading Co.	14,117	185,289
	Brigade Enterprises Ltd.	320,746	1,887,144
	BSE Ltd.	357,987	4,198,438
*	Camlin Fine Sciences Ltd.	24,866	39,572
	Can Fin Homes Ltd.	20,381	156,338
*	Canara Bank	1,449,186	4,301,385
*	Capacit’e Infraprojects Ltd.	41,710	73,885
	Ceat Ltd.	156,973	2,310,922
	Century Enka Ltd.	26,664	204,338
	Century Textiles & Industries Ltd.	50,268	543,107
*	CG Power & Industrial Solutions Ltd.	2,252,100	5,785,247
	Chambal Fertilisers & Chemicals Ltd.	891,271	5,276,680
†† ^	Chennai Super Kings Cricket Ltd.	5,080,767	28,042
	Cholamandalam Financial Holdings Ltd.	422,186	3,571,168
	Cigniti Technologies Ltd.	1,213	6,910
	Cipla Ltd.	896,605	11,429,455
	City Union Bank Ltd.	1,148,648	2,047,644
	Clariant Chemicals India Ltd.	2,502	15,920
Ω	Cochin Shipyard Ltd.	65,928	288,006
	Container Corp. of India Ltd.	357,502	3,014,290
	Cosmo Films Ltd.	2,908	71,538
*	CreditAccess Grameen Ltd.	1,534	20,697
*	CSB Bank Ltd.	49,422	137,601
	Cyient Ltd.	124,698	1,433,724
	Dalmia Bharat Ltd.	310,717	6,139,001
	Dalmia Bharat Sugar & Industries Ltd.	19,639	120,551
	DB Corp. Ltd.	113,948	133,960
*	DCB Bank Ltd.	1,155,681	1,196,965
	DCM Shriram Ltd.	243,430	3,729,836
*	DCW Ltd.	150,151	91,803
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	278,985	2,425,406
*	DEN Networks Ltd.	236,857	125,862
	Dhampur Sugar Mills Ltd.	201,053	1,361,050
*	Dhani Services Ltd.	23,401	16,587

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Dilip Buildcon Ltd.	120,588	$413,168
*	Dish TV India Ltd.	2,283,803	486,282
*	Dishman Carbogen Amcis Ltd.	321,072	683,055
	DLF Ltd.	2,069,249	9,920,201
	Dr Reddy’s Laboratories Ltd., ADR	71,016	3,812,139
*	DRC Systems India Ltd.	20,990	11,793
	Dwarikesh Sugar Industries Ltd.	152,054	249,277
	eClerx Services Ltd.	13,057	410,216
	Edelweiss Financial Services Ltd.	1,371,920	1,068,065
	EID Parry India Ltd.	528,292	3,680,961
*	EIH Ltd.	393,298	815,335
	Electrosteel Castings Ltd.	537,376	266,727
	Engineers India Ltd.	237,016	198,031
	EPL Ltd.	45,190	99,073
* Ω	Equitas Small Finance Bank Ltd.	16,070	11,380
	Escorts Ltd.	53,216	1,129,791
	Everest Industries Ltd.	7,351	55,781
	Everest Kanto Cylinder Ltd.	6,104	15,473
	Excel Industries Ltd.	2,951	55,046
	Exide Industries Ltd.	409,214	812,512
*	FDC Ltd.	96,084	334,819
	Federal Bank Ltd.	9,962,593	12,398,377
	FIEM Industries Ltd.	16,627	208,101
	Filatex India Ltd.	254,590	388,869
	Finolex Cables Ltd.	492,946	2,564,158
	Finolex Industries Ltd.	741,795	1,500,122
	Firstsource Solutions Ltd.	1,699,392	2,741,316
	Force Motors Ltd.	7,342	113,632
*	Fortis Healthcare Ltd.	1,011,266	3,505,270
	Gabriel India Ltd.	196,708	302,894
	GAIL India Ltd.	9,511,287	19,669,099
	Garden Reach Shipbuilders & Engineers Ltd.	26,200	96,786
*	Gateway Distriparks Ltd.	1,300,508	1,270,012
*	Gayatri Projects Ltd.	116,030	31,474
	GE Power India Ltd.	5,921	13,542
*	GE T&D India Ltd.	13,808	22,263
* Ω	General Insurance Corp. of India	111,280	192,412
	Genus Power Infrastructures Ltd.	50,908	68,405
	Geojit Financial Services Ltd.	13,635	11,689
	GHCL Ltd.	271,742	2,190,147
	GIC Housing Finance Ltd.	14,073	26,140
	Glenmark Pharmaceuticals Ltd.	988,737	5,660,772
	Godawari Power & Ispat Ltd.	14,416	78,021
	Godfrey Phillips India Ltd.	84,038	1,324,455
	Goodyear India Ltd.	5,043	59,684
	Granules India Ltd.	894,704	3,270,146
	Graphite India Ltd.	35,781	243,450
	Grasim Industries Ltd.	1,261,184	27,602,324
	Great Eastern Shipping Co. Ltd. (The)	503,782	2,553,433
	Gujarat Alkalies & Chemicals Ltd.	188,130	2,438,614
	Gujarat Ambuja Exports Ltd.	280,132	1,205,439
	Gujarat Fluorochemicals Ltd.	235,454	8,575,884
	Gujarat Mineral Development Corp. Ltd.	549,802	1,319,761
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	357,760	3,861,985
	Gujarat Pipavav Port Ltd.	513,101	583,611
	Gujarat State Fertilizers & Chemicals Ltd.	902,975	2,009,737
	Gujarat State Petronet Ltd.	1,304,285	4,434,727
*	Hathway Cable & Datacom Ltd.	1,105,341	288,799
	HBL Power Systems Ltd.	142,408	160,640

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HEG Ltd.	12,117	$192,518
	HeidelbergCement India Ltd.	345,204	907,687
	Heritage Foods Ltd.	6,075	24,786
	Hero MotoCorp Ltd.	176,832	5,726,760
	HFCL Ltd.	789,223	753,371
	HG Infra Engineering Ltd.	1,582	12,714
	Hikal Ltd.	219,220	1,134,396
	HIL Ltd.	18,294	908,021
	Himadri Speciality Chemical Ltd.	343,409	310,055
	Himatsingka Seide Ltd.	200,418	385,263
	Hindalco Industries Ltd.	9,428,685	58,791,771
	Hinduja Global Solutions Ltd.	118,186	1,566,589
	Hindustan Aeronautics Ltd.	169,371	3,507,815
	Housing Development Finance Corp. Ltd.	1,427,059	41,123,563
	HSIL Ltd.	15,161	62,350
	I G Petrochemicals Ltd.	6,547	63,449
#	ICICI Bank Ltd., Sponsored ADR	4,024,863	76,633,389
	ICICI Bank Ltd.	1,170,342	11,246,786
*	IDFC First Bank Ltd.	9,141,208	4,663,941
	IDFC Ltd.	4,285,829	3,156,378
*	IFCI Ltd.	4,001,224	583,967
	IIFL Finance Ltd.	913,095	4,168,349
	IIFL Securities Ltd.	1,914,277	2,223,837
	IIFL Wealth Management Ltd.	200,576	4,428,646
	India Cements Ltd.	1,018,974	2,733,870
	India Glycols Ltd.	87,936	1,101,764
	India Nippon Electricals Ltd.	6,634	37,649
	Indiabulls Housing Finance Ltd.	1,767,950	3,509,386
*	Indiabulls Real Estate Ltd.	1,065,971	1,231,246
	Indian Bank	504,291	1,065,853
	Indian Hume Pipe Co. Ltd. (The)	2,945	6,910
	Indian Metals & Ferro Alloys Ltd.	2,064	10,983
*	Indian Overseas Bank	1,167,501	274,467
	Indo Count Industries Ltd.	254,848	516,921
*	Indus Towers Ltd.	339,423	926,073
	IndusInd Bank Ltd.	1,205,615	15,233,441
	INEOS Styrolution India Ltd.	19,028	208,191
	Infibeam Avenues Ltd.	4,979,916	1,170,235
	Info Edge India Ltd.	25,218	1,523,141
*	Inox Wind Energy Ltd.	19,966	174,366
*	Insecticides India Ltd.	1,655	15,469
*	Intellect Design Arena Ltd.	130,798	1,348,339
	IOL Chemicals & Pharmaceuticals Ltd.	24,928	148,058
Ω	IRCON International Ltd.	304,928	164,760
	ITD Cementation India Ltd.	217,088	192,576
	J Kumar Infraprojects Ltd.	173,197	479,738
*	Jagran Prakashan Ltd.	505,125	440,923
	Jai Corp. Ltd.	312,837	575,213
*	Jaiprakash Associates Ltd.	409,710	49,297
*	Jammu & Kashmir Bank Ltd. (The)	1,448,162	577,405
	JB Chemicals & Pharmaceuticals Ltd.	202,059	4,479,877
	JBM Auto Ltd.	6,093	40,361
	Jindal Poly Films Ltd.	109,989	1,585,787
	Jindal Saw Ltd.	854,627	1,019,861
*	Jindal Stainless Hisar Ltd.	98,597	454,603
*	Jindal Stainless Ltd.	397,513	953,072
	Jindal Steel & Power Ltd.	2,818,001	19,677,314
	JK Cement Ltd.	39,617	1,365,239
	JK Lakshmi Cement Ltd.	228,271	1,309,088

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JK Paper Ltd.	543,186	$2,532,644
	JK Tyre & Industries Ltd.	652,232	1,086,271
	JM Financial Ltd.	2,157,432	2,147,003
	JSW Energy Ltd.	2,134,805	8,908,293
	JSW Steel Ltd.	4,827,498	45,379,964
	Jubilant Ingrevia Ltd.	605,521	3,938,516
	Jubilant Pharmova Ltd.	600,070	3,670,204
	Jyothy Labs Ltd.	26,964	54,455
	Kalpataru Power Transmission Ltd.	414,074	1,940,182
	Kalyani Steels Ltd.	78,911	319,627
	Karnataka Bank Ltd. (The)	1,121,305	916,438
	Karur Vysya Bank Ltd.	2,339,859	1,475,283
	Kaveri Seed Co. Ltd.	85,488	599,599
	KCP Ltd.	42,002	63,162
	KEC International Ltd.	57,353	297,008
*	Kiri Industries Ltd.	98,928	639,510
	Kirloskar Ferrous Industries Ltd.	11,598	37,232
	Kirloskar Oil Engines Ltd.	298,653	627,931
	Kitex Garments Ltd.	11,606	39,259
	KNR Constructions Ltd.	407,280	1,430,259
*	Kolte-Patil Developers Ltd.	114,606	400,014
	KPIT Technologies Ltd.	777,681	5,565,894
	KPR Mill Ltd.	203,263	1,665,024
	KRBL Ltd.	136,979	424,826
*	L&T Finance Holdings Ltd.	4,515,110	5,125,180
	Larsen & Toubro Ltd.	2,229,024	49,122,941
	LG Balakrishnan & Bros Ltd.	34,895	297,815
	LIC Housing Finance Ltd.	2,167,790	10,644,191
	Linde India Ltd.	18,458	862,844
	LT Foods Ltd.	845,319	957,838
	Lumax Auto Technologies Ltd.	30,507	72,364
	Lupin Ltd.	1,204,587	11,683,058
	Maharashtra Scooters Ltd.	3,114	156,831
	Maharashtra Seamless Ltd.	152,014	1,165,404
	Mahindra & Mahindra Financial Services Ltd.	3,603,210	8,542,639
	Mahindra & Mahindra Ltd.	3,949,734	47,416,347
	Mahindra CIE Automotive Ltd.	324,316	924,211
*	Mahindra Lifespace Developers Ltd.	360,473	1,791,076
	Maithan Alloys Ltd.	12,109	205,497
	Manappuram Finance Ltd.	1,411,413	2,107,069
	Mangalam Cement Ltd.	6,708	33,294
	Marksans Pharma Ltd.	1,268,511	882,925
	Mastek Ltd.	46,900	1,705,877
*	Max Healthcare Institute Ltd.	409,538	2,189,245
*	Max Ventures & Industries Ltd.	16,842	23,928
	Mayur Uniquoters Ltd.	2,004	9,696
	Mazagon Dock Shipbuilders Ltd.	28,226	109,153
*	Meghmani Finechem Ltd.	76,933	1,436,062
	Meghmani Organics Ltd.	818,438	1,323,191
	Minda Corp. Ltd.	67,325	215,415
*	Mirza International Ltd.	107,022	293,658
Ω	Mishra Dhatu Nigam Ltd.	19,193	48,064
	MOIL Ltd.	294,117	680,072
	Monte Carlo Fashions Ltd.	22,564	164,137
	Motilal Oswal Financial Services Ltd.	4,047	47,367
	Mphasis Ltd.	183,995	6,736,969
	MRF Ltd.	7,852	7,423,934
	Nahar Spinning Mills Ltd.	1,415	9,504
	National Aluminium Co. Ltd.	3,018,180	4,073,966

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	National Fertilizers Ltd.	59,013	$45,215
	Nava Bharat Ventures Ltd.	497,031	1,058,826
	Navneet Education Ltd.	23,784	31,842
	NCC Ltd.	1,747,409	1,539,180
	NCL Industries Ltd.	12,157	29,722
	NESCO Ltd.	4,750	35,598
	Neuland Laboratories Ltd.	1,140	19,737
	NIIT Ltd.	450,911	3,345,321
	Nilkamal Ltd.	35,216	931,637
	NMDC Ltd.	2,233,783	4,629,780
	NOCIL Ltd.	320,354	944,091
	NRB Bearings Ltd.	56,452	88,502
	Nucleus Software Exports Ltd.	24,787	138,593
*	Oberoi Realty Ltd.	457,696	5,682,613
*	Omaxe Ltd.	268,860	349,027
	OnMobile Global Ltd.	70,188	149,368
	Orient Cement Ltd.	574,648	1,027,615
	Panama Petrochem Ltd.	35,790	164,815
Ω	Parag Milk Foods Ltd.	175,166	230,134
*	Patel Engineering Ltd.	119,976	40,055
*	PC Jeweller Ltd.	50,599	14,329
	PCBL Ltd.	1,037,024	1,505,833
	Persistent Systems Ltd.	283,400	15,896,055
	Petronet LNG Ltd.	3,937,868	10,425,135
	Piramal Enterprises Ltd.	380,449	10,694,651
* Ω	PNB Housing Finance Ltd.	186,149	907,714
	PNC Infratech Ltd.	331,105	1,101,881
	Polyplex Corp. Ltd.	96,705	3,430,277
	Power Finance Corp. Ltd.	4,872,837	7,454,903
*	Power Mech Projects Ltd.	2,920	35,105
*	Prakash Industries Ltd.	242,996	237,929
	Prestige Estates Projects Ltd.	647,281	3,982,981
*	Pricol Ltd.	220,618	395,314
	Procter & Gamble Health Ltd.	5,823	340,267
*	PTC India Financial Services Ltd.	1,527,475	333,650
	PTC India Ltd.	1,090,055	1,308,628
*	Punjab National Bank	5,997,812	2,723,307
Ω	Quess Corp. Ltd.	29,855	277,863
	Rain Industries Ltd.	789,115	1,741,835
	Rajesh Exports Ltd.	396,434	3,247,881
	Rallis India Ltd.	315,993	965,176
	Ramco Cements Ltd.	57,708	597,695
	Ramco Industries Ltd.	118,646	338,773
	Ramkrishna Forgings Ltd.	46,290	113,170
*	Rane Holdings Ltd.	1,527	12,316
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,289,286
*	Raymond Ltd.	233,419	2,525,345
* Ω	RBL Bank Ltd.	45,878	71,208
	REC Ltd.	5,865,051	9,685,767
	Redington India Ltd.	3,670,201	7,287,009
	Reliance Industries Ltd.	11,865,020	431,354,404
*	Reliance Power Ltd.	7,822,896	1,479,485
	Repco Home Finance Ltd.	157,611	371,643
	RITES Ltd.	33,928	117,984
*	RPSG Ventures Ltd.	4,346	33,357
*	RSWM Ltd.	22,492	148,669
	Sagar Cements Ltd.	9,945	30,102
	Sangam India Ltd.	7,163	35,786
*	Sanghi Industries Ltd.	14,900	9,292

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Sanghvi Movers Ltd.	14,488	$34,297
	Sarda Energy & Minerals Ltd.	11,563	180,054
	Sasken Technologies Ltd.	7,289	78,165
	Savita Oil Technologies Ltd.	2,123	31,435
	Seshasayee Paper & Boards Ltd.	59,795	159,923
Ω	SH Kelkar & Co. Ltd.	37,911	76,292
*	Shankara Building Products Ltd.	2,872	28,385
	Sharda Cropchem Ltd.	34,751	282,257
	Shilpa Medicare Ltd.	1,702	10,217
	Shipping Corp. of India Ltd.	834,806	1,447,750
	Shriram City Union Finance Ltd.	30,112	668,764
	Shriram Transport Finance Co. Ltd.	775,333	12,026,544
	Siyaram Silk Mills Ltd.	17,607	149,375
	Sobha Ltd.	284,492	2,369,635
	Somany Ceramics Ltd.	6,642	55,079
	Somany Home Innovation Ltd.	627	2,797
*	South Indian Bank Ltd. (The)	4,961,219	515,594
*	Spandana Sphoorty Financial Ltd.	2,296	13,723
*	Star Cement Ltd.	24,193	28,930
	State Bank of India	6,087,495	39,066,211
	State Bank of India, GDR	13,042	841,209
	Steel Authority of India Ltd.	6,658,791	8,298,979
	Strides Pharma Science Ltd.	336,703	1,432,582
	Sun Pharmaceutical Industries Ltd.	2,709,187	32,796,210
	Sun TV Network Ltd.	304,153	1,910,418
	Sundaram Finance Ltd.	444	11,622
	Sundaram-Clayton Ltd.	2,169	107,419
	Sunteck Realty Ltd.	290,750	1,813,269
	Surya Roshni Ltd.	67,545	383,531
	Sutlej Textiles & Industries Ltd.	69,227	69,699
	Tamil Nadu Newsprint & Papers Ltd.	13,266	35,772
*	TARC Ltd.	263,704	137,930
	Tata Chemicals Ltd.	761,327	9,258,945
	Tata Coffee Ltd.	144,247	412,328
	Tata Consumer Products Ltd.	1,545,023	16,566,969
	Tata Metaliks Ltd.	1,879	19,284
*	Tata Motors Ltd.	8,275,763	46,762,512
	Tata Steel Ltd.	2,485,153	40,770,397
	TD Power Systems Ltd.	3,021	13,570
	Tech Mahindra Ltd.	219,418	3,571,181
	Techno Electric & Engineering Co. Ltd.	71,024	269,151
* †† ^	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	51,664	34,054
	Thirumalai Chemicals Ltd.	82,251	301,287
	Tide Water Oil Co. India Ltd.	11,950	178,306
	Time Technoplast Ltd.	635,571	794,770
	Tinplate Co. of India Ltd.	177,942	944,191
*	Titagarh Wagons Ltd.	78,533	107,142
	Transport Corp. of India Ltd.	130,573	1,190,615
	Trident Ltd.	7,171,170	4,860,526
	Triveni Engineering & Industries Ltd.	531,058	2,211,341
	Tube Investments of India Ltd.	292,335	7,102,648
	TV Today Network Ltd.	52,639	276,067
*	TV18 Broadcast Ltd.	3,670,966	2,569,266
	TVS Srichakra Ltd.	4,872	107,801
	Uflex Ltd.	191,221	1,650,449
	Unichem Laboratories Ltd.	200,132	695,461
*	Union Bank of India Ltd.	1,738,404	857,706
	UPL Ltd.	978,568	10,512,939

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Usha Martin Ltd.	420,765	$834,455
*	VA Tech Wabag Ltd.	161,487	610,988
	Vakrangee Ltd.	38,352	17,350
	Vardhman Textiles Ltd.	778,140	4,446,553
* Ω	Varroc Engineering Ltd.	71,789	416,669
	Vedanta Ltd.	497,423	2,623,325
	Venky’s India Ltd.	2,623	72,796
	Vindhya Telelinks Ltd.	23,536	328,888
	Visaka Industries Ltd.	1,209	9,028
*	Vodafone Idea Ltd.	10,109,989	1,246,716
	Welspun Corp. Ltd.	684,627	1,815,725
	Welspun Enterprises Ltd.	463,798	533,480
	Welspun India Ltd.	1,892,101	2,043,466
	West Coast Paper Mills Ltd.	195,877	881,465
	Wipro Ltd.	4,736,212	31,069,818
*	Wockhardt Ltd.	306,702	1,093,567
*	Yes Bank Ltd.	19,922,354	3,527,447
	Zee Entertainment Enterprises Ltd.	3,660,922	11,744,379
*	Zee Media Corp. Ltd.	365,314	101,717
	Zensar Technologies Ltd.	423,215	1,768,051
	Zydus Wellness Ltd.	3,389	75,706

TOTAL INDIA			1,853,482,242

INDONESIA — (2.0%)
*	ABM Investama Tbk PT	492,900	93,524
	Adaro Energy Tbk PT	96,217,300	21,983,242
*	Adhi Karya Persero Tbk PT	4,040,200	200,460
	AKR Corporindo Tbk PT	2,819,000	206,966
*	Alam Sutera Realty Tbk PT	39,617,600	433,758
	Aneka Tambang Tbk	852,500	152,351
	Astra Agro Lestari Tbk PT	3,476,667	2,976,598
	Astra International Tbk PT	54,911,600	28,671,625
	Astra Otoparts Tbk PT	291,800	23,113
* †† ^	Bakrie Telecom Tbk PT	160,430,200	103,748
*	Bank Capital Indonesia Tbk PT	15,302,200	182,546
	Bank Mandiri Persero Tbk PT	45,105,362	27,696,257
	Bank Negara Indonesia Persero Tbk PT	26,872,841	16,974,230
*	Bank Pan Indonesia Tbk PT	55,557,601	3,865,005
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,740,084	2,003,484
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,186,536
	Bank Tabungan Negara Persero Tbk PT	27,316,427	3,466,529
	Barito Pacific Tbk PT	502,900	29,385
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	240,231
	BISI International Tbk PT	9,817,300	972,280
*	Buana Lintas Lautan Tbk PT	36,957,800	401,114
	Bukit Asam Tbk PT	22,735,900	5,950,846
*	Bumi Serpong Damai Tbk PT	19,355,400	1,282,733
	Ciputra Development Tbk PT	68,295,778	5,003,734
*	City Retail Developments Tbk PT	1,000,000	9,499
*	Delta Dunia Makmur Tbk PT	36,091,000	1,347,700
	Dharma Satya Nusantara Tbk PT	3,030,800	125,660
*	Eagle High Plantations Tbk PT	50,643,100	272,158
	Elnusa Tbk PT	20,412,200	411,584
	Erajaya Swasembada Tbk PT	58,126,700	2,100,320
*	FKS Food Sejahtera Tbk PT	18,165,022	217,309
	Gajah Tunggal Tbk PT	8,135,800	364,627
* †† ^	Garuda Indonesia Persero Tbk PT	7,731,781	22,200
	Gudang Garam Tbk PT	413,200	874,316
* †† ^	Hanson International Tbk PT	37,319,300	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Hexindo Adiperkasa Tbk PT	646,644	$271,340
	Indah Kiat Pulp & Paper Tbk PT	16,374,800	8,534,254
*	Indika Energy Tbk PT	11,304,900	2,073,038
	Indo Tambangraya Megah Tbk PT	2,829,000	5,482,169
	Indocement Tunggal Prakarsa Tbk PT	380,200	274,001
	Indofood Sukses Makmur Tbk PT	29,915,000	13,017,493
	Indomobil Sukses Internasional Tbk PT	218,700	11,213
	Integra Indocabinet Tbk PT	3,432,300	165,404
*	Intiland Development Tbk PT	32,039,900	323,046
	Jaccs Mitra Pinasthika Mustika Tbk PT	3,767,800	353,481
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,936,273
	Jaya Real Property Tbk PT	66,551,400	2,259,461
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,773,519
*	KMI Wire & Cable Tbk PT	10,201,300	198,136
*	Krakatau Steel Persero Tbk PT	2,324,900	60,706
	Link Net Tbk PT	846,800	268,388
	Lippo Cikarang Tbk PT	2,408,310	193,945
*	Lippo Karawaci Tbk PT	228,305,962	1,949,625
*	Malindo Feedmill Tbk PT	6,123,100	269,570
*	Map Aktif Adiperkasa PT	75,300	15,958
*	Medco Energi Internasional Tbk PT	57,136,132	2,167,289
	Media Nusantara Citra Tbk PT	32,613,000	2,258,948
	Metrodata Electronics Tbk PT	25,344,450	1,248,383
*	Mitra Adiperkasa Tbk PT	5,582,600	347,464
*	MNC Vision Networks Tbk PT	2,925,400	20,484
*	Multipolar Tbk PT	17,883,400	243,850
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,956,000	1,803,299
*	Pakuwon Jati Tbk PT	1,999,500	77,127
*	Pan Brothers Tbk PT	24,455,850	249,995
*	Panin Financial Tbk PT	75,393,300	1,225,353
*	Paninvest Tbk PT	10,415,300	516,924
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,391,484	2,125,098
*	PP Persero Tbk PT	11,059,600	709,831
	Puradelta Lestari Tbk PT	2,516,000	30,187
*	Ramayana Lestari Sentosa Tbk PT	12,504,000	577,677
	Salim Ivomas Pratama Tbk PT	22,834,800	793,013
*	Sampoerna Agro Tbk PT	8,192,041	1,255,127
	Samudera Indonesia Tbk PT	687,600	95,144
	Sawit Sumbermas Sarana Tbk PT	1,910,800	139,731
	Semen Indonesia Persero Tbk PT	14,874,700	6,563,762
	Siloam International Hospitals Tbk PT	13,542,400	971,142
	Sinar Mas Agro Resources & Technology Tbk PT	5,371,400	1,701,594
* †† ^	Sri Rejeki Isman Tbk PT	63,289,500	119,511
	Steel Pipe Industry of Indonesia PT	695,900	15,464
*	Summarecon Agung Tbk PT	5,238,700	256,535
*	Surya Esa Perkasa Tbk PT	798,000	68,098
*	Surya Semesta Internusa Tbk PT	31,276,700	813,238
* †† ^	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	92,981
*	Timah Tbk PT	5,379,500	686,643
* †† ^	Tiphone Mobile Indonesia Tbk PT	6,628,800	10,374
* †† ^	Trada Alam Minera Tbk PT	188,544,700	121,929
	Trias Sentosa Tbk PT	336,500	17,147
	Tunas Baru Lampung Tbk PT	17,990,700	984,712
	Tunas Ridean Tbk PT	32,428,200	3,101,554
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,066,200	114,308
	Unggul Indah Cahaya Tbk PT	288,335	251,712
	United Tractors Tbk PT	11,321,600	23,624,768
	Vale Indonesia Tbk PT	10,962,400	5,498,378

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Waskita Beton Precast Tbk PT	22,419,100	$146,914
*	Waskita Karya Persero Tbk PT	42,596,682	1,557,116
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	82,996
	Wijaya Karya Beton Tbk PT	18,377,300	268,514
*	Wijaya Karya Persero Tbk PT	20,772,300	1,357,297
	XL Axiata Tbk PT	22,558,600	4,965,542

TOTAL INDONESIA			239,553,841

MALAYSIA — (1.9%)
#	Aeon Co. M Bhd	2,037,100	761,722
#	AFFIN Bank Bhd	7,484,654	3,594,097
	Alliance Bank Malaysia Bhd	6,297,800	5,450,312
	Allianz Malaysia Bhd	93,300	272,719
*	AMMB Holdings Bhd	9,654,062	8,152,750
	Batu Kawan Bhd	1,621,150	10,822,409
*	Berjaya Assets Bhd	604,700	39,685
*	Berjaya Corp. Bhd	14,730,029	856,412
# *	Berjaya Land Bhd	5,491,800	263,736
	BIMB Holdings Bhd	1,290,807	858,568
# *	Boustead Holdings Bhd	2,832,091	503,468
#	Boustead Plantations Bhd	3,285,600	874,890
# *	Bumi Armada Bhd	16,365,600	1,601,558
	Cahya Mata Sarawak Bhd	2,178,700	532,349
	CB Industrial Product Holding Bhd	1,285,500	478,606
#	CIMB Group Holdings Bhd	25,492,056	30,385,611
#	Comfort Glove Bhd	227,900	37,923
#	CSC Steel Holdings Bhd	821,256	325,843
# *	Cypark Resources Bhd	1,007,050	183,260
#	Dayang Enterprise Holdings Bhd	340,600	67,582
#	DRB-Hicom Bhd	6,461,400	2,054,311
	Eco World Development Group Bhd	4,869,900	1,067,250
# *	Ekovest BHD	8,316,700	885,064
	FAR East Holdings Bhd	57,360	46,953
	Gadang Holdings Bhd	2,586,100	245,173
	Gamuda Bhd	9,043,398	7,692,975
	Genting Bhd	7,240,200	7,662,703
	Genting Malaysia Bhd	8,175,900	5,683,234
	Genting Plantations Bhd	82,800	172,734
	George Kent Malaysia Bhd	1,855,600	255,904
	HAP Seng Consolidated Bhd	1,109,182	1,903,046
#	Hengyuan Refining Co. Bhd	776,700	1,032,449
	HeveaBoard Bhd	2,153,300	283,421
#	Hiap Teck Venture Bhd	8,346,100	826,834
	Hibiscus Petroleum Bhd	3,128,500	903,985
	Hong Leong Financial Group Bhd	1,772,334	7,874,027
	Hong Leong Industries Bhd	129,100	267,451
#	IGB Bhd	2,014,864	1,094,204
#	IJM Corp. Bhd	17,008,818	7,160,289
#	Insas Bhd	2,517,100	467,225
#	IOI Properties Group Bhd	7,149,225	1,673,165
# *	Iskandar Waterfront City Bhd	1,951,300	155,411
# *	JAKS Resources Bhd	6,809,780	512,941
# *	Jaya Tiasa Holdings Bhd	2,754,833	731,437
	Keck Seng Malaysia Bhd	751,400	678,554
# *	KNM Group Bhd	13,856,690	490,696
# *	KSL Holdings Bhd	1,718,751	315,916
#	Kumpulan Fima BHD	575,200	321,856
	Land & General Bhd	11,345,220	284,541
#	LBS Bina Group Bhd	3,959,834	434,429

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
# Ω	Lotte Chemical Titan Holding Bhd	1,126,293	$565,212
#	Magnum Bhd	5,627,645	2,333,876
#	Mah Sing Group Bhd	7,983,162	1,252,721
	Malayan Banking Bhd	14,043,253	29,207,418
#	Malayan Flour Mills Bhd	3,750,075	556,754
*	Malaysia Airports Holdings Bhd	476,154	748,473
#	Malaysia Building Society Bhd	13,246,043	1,937,351
#	Malaysian Resources Corp. Bhd	12,219,447	1,073,304
	Matrix Concepts Holdings Bhd	794,700	419,685
#	MBM Resources BHD	812,703	610,709
	Mega First Corp. Bhd	341,200	297,512
	MISC Bhd	6,174,504	11,046,610
#	MKH Bhd	1,847,578	580,512
#	MNRB Holdings Bhd	1,983,779	487,406
*	MPHB Capital Bhd	178,400	55,329
#	Muda Holdings Bhd	529,900	287,679
*	Muhibbah Engineering M Bhd	2,526,000	294,977
*	Mulpha International Bhd	852,260	459,088
#	OCK Group Bhd	204,300	19,654
	Oriental Holdings BHD	2,554,379	4,159,099
	OSK Holdings Bhd	6,761,306	1,441,477
	Pantech Group Holdings Bhd	2,474,294	425,313
#	Paramount Corp. Bhd	1,807,455	305,739
#	Petron Malaysia Refining & Marketing Bhd	247,800	312,408
# *	Pos Malaysia Bhd	1,777,400	253,229
	PPB Group Bhd	2,192,739	8,655,138
	RHB Bank Bhd	10,723,146	15,362,858
# *	Rubberex Corp. M Bhd	913,300	158,330
# *	Sapura Energy Bhd	39,709,700	313,254
#	Sarawak Oil Palms Bhd	694,467	1,103,811
	Sime Darby Bhd	16,995,500	9,084,318
	Sime Darby Property Bhd	7,330,900	991,806
	SP Setia Bhd Group	8,294,573	2,220,673
†† ^	Sumatec Resources Bhd	2,855,100	590
	Sunway Bhd	8,784,986	3,670,248
	Suria Capital Holdings Bhd	793,880	209,364
#	Ta Ann Holdings Bhd	927,626	1,312,239
	Tan Chong Motor Holdings Bhd	658,600	174,017
*	Tropicana Corp. Bhd	4,993,061	1,118,729
	TSH Resources Bhd	155,000	61,512
*	Tune Protect Group Bhd	2,001,800	193,939
	UEM Edgenta Bhd	1,204,400	438,898
# *	UEM Sunrise Bhd	8,933,745	692,502
	United Malacca Bhd	902,000	1,178,582
#	UOA Development Bhd	7,576,600	3,127,536
# *	Velesto Energy Bhd	13,483,328	367,173
*	Wah Seong Corp. Bhd	676,080	121,163
# *	WCT Holdings Bhd	4,268,224	531,218
	Yinson Holdings Bhd	360,200	201,963
*	YNH Property Bhd	3,337,050	2,211,698
	YTL Corp. Bhd	25,548,621	3,712,288

TOTAL MALAYSIA			235,587,060

MEXICO — (2.3%)
*	ALEATICA SAB de CV	21,226	18,910
	Alfa SAB de CV, Class A	24,152,100	16,261,968
#	Alpek SAB de CV	1,904,817	2,566,950
	Arca Continental SAB de CV	1,273,381	8,091,506
# Ω	Banco del Bajio SA	1,580,395	3,887,772

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Cemex SAB de CV	69,050	$30,487
*	Cemex SAB de CV, Sponsored ADR	3,249,914	14,299,619
	Coca-Cola Femsa SAB de CV, Sponsored ADR	61,925	3,381,105
	Coca-Cola Femsa SAB de CV	1,044,400	5,699,891
#	Consorcio ARA SAB de CV	3,207,049	628,633
	Corp Actinver SAB de CV	89,268	52,406
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	945,124	416,834
#	Cydsa SAB de CV	5,874	3,886
	Dine SAB de CV	1,005,414	1,017,411
	El Puerto de Liverpool SAB de CV, Class C1	524,245	2,655,842
	Fomento Economico Mexicano SAB de CV	322,897	2,415,102
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	98,242	7,342,607
	GCC SAB de CV	771,076	5,140,003
	Genomma Lab Internacional SAB de CV, Class B	987,459	1,044,244
*	Gentera SAB de CV	2,042,771	1,593,655
#	Grupo Carso SAB de CV	2,778,364	9,055,399
	Grupo Comercial Chedraui SA de CV	1,900,553	4,788,986
	Grupo Elektra SAB de CV	73,062	4,325,074
	Grupo Financiero Banorte SAB de CV, Class O	5,872,022	38,702,718
# *	Grupo Financiero Inbursa SAB de CV, Class O	6,146,113	10,442,052
*	Grupo Gigante SAB de CV	471,076	669,454
	Grupo Herdez SAB de CV	34,823	52,064
	Grupo Industrial Saltillo SAB de CV	1,352,696	1,524,613
	Grupo KUO SAB de CV, Class B	1,907,144	4,064,474
	Grupo Mexico SAB de CV, Class B	9,127,735	42,756,974
*	Grupo Pochteca SAB de CV	67,810	23,593
*	Grupo Posadas SAB de CV	255,405	352,947
#	Grupo Rotoplas SAB de CV	165,064	196,639
*	Grupo Sanborns SAB de CV	1,360,018	1,326,262
# *	Grupo Simec SAB de CV, Class B	690,073	6,830,899
#	Grupo Televisa SAB, Sponsored ADR	713,059	6,581,535
	Grupo Televisa SAB	2,296,479	4,264,013
*	Hoteles City Express SAB de CV	259,134	63,493
	Industrias Bachoco SAB de CV, Class B	1,220,220	4,634,163
*	Industrias CH SAB de CV, Class B	1,876,805	19,313,898
#	Industrias Penoles SAB de CV	513,804	5,653,317
	La Comer SAB de CV	3,500,346	6,507,884
	Medica Sur SAB de CV, Class B	1,000	2,450
	Megacable Holdings SAB de CV	593,225	1,686,083
*	Minera Frisco SAB de CV, Class A1	12,143,022	2,148,154
# * Ω	Nemak SAB de CV	9,122,539	1,962,509
	Orbia Advance Corp. SAB de CV	4,127,746	9,923,662
# *	Organizacion Cultiba SAB de CV	157,421	71,511
#	Organizacion Soriana SAB de CV, Class B	13,635,143	15,869,191
	Promotora y Operadora de Infraestructura SAB de CV	504,562	3,696,223
# *	Unifin Financiera SAB de CV	769,542	656,165
*	Vista Energy SAB de CV, ADR	3,552	30,050
	Vitro SAB de CV, Class A	927,658	1,167,840

TOTAL MEXICO.			285,893,120

PHILIPPINES — (1.0%)
†† ^	ACR Mining Corp.	105,455	6,780
	Alliance Global Group, Inc.	20,470,306	4,616,979
	Alsons Consolidated Resources, Inc.	7,682,000	146,148
*	Apex Mining Co., Inc.	2,152,000	62,589
*	Atlas Consolidated Mining & Development Corp.	4,214,600	481,641
	Ayala Corp.	147,020	2,068,679
	Bank of the Philippine Islands	3,780,263	6,857,087
	BDO Unibank, Inc.	8,566,648	21,168,774

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Belle Corp.	4,041,000	$97,466
*	Cebu Air, Inc.	874,330	734,802
* Ω	CEMEX Holdings Philippines, Inc.	17,723,719	271,158
	Century Properties Group, Inc.	13,996,400	107,228
	China Banking Corp.	7,866,732	4,027,406
	Cosco Capital, Inc.	13,204,600	1,237,733
	DMCI Holdings, Inc.	9,574,200	1,517,740
*	East West Banking Corp.	2,667,000	411,954
*	EEI Corp.	1,850,500	154,521
* †† ^	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	51,852
	Filinvest Land, Inc.	73,198,031	1,470,598
	First Philippine Holdings Corp.	3,175,100	4,256,590
* †† ^	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	469,203
	GT Capital Holdings, Inc.	258,807	2,484,158
*	Integrated Micro-Electronics, Inc.	2,128,500	285,361
	JG Summit Holdings, Inc.	11,218,567	11,934,265
	LT Group, Inc.	9,164,300	1,491,507
	Megaworld Corp.	60,192,300	3,262,477
	Metropolitan Bank & Trust Co.	8,518,232	8,294,940
	Nickel Asia Corp.	9,361,240	1,371,491
*	Petron Corp.	15,733,900	962,180
*	Philcomsat Holdings Corp.	497,957	3,040
	Philex Mining Corp.	4,703,000	445,642
*	Philippine National Bank	3,173,985	1,152,843
* †† ^	Philippine National Construction Corp.	398,900	7,022
	Philippine Savings Bank	1,950,769	2,130,451
* †† ^	Philippine Townships, Inc.	226,200	0
* †† ^	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	246,657
*	Pilipinas Shell Petroleum Corp.	112,730	37,238
	Premium Leisure Corp.	6,804,000	62,896
	Puregold Price Club, Inc.	344,100	216,805
	RFM Corp.	762,400	61,443
	Rizal Commercial Banking Corp.	4,608,906	1,758,558
	Robinsons Land Corp.	20,333,508	7,385,788
	Robinsons Retail Holdings, Inc.	799,160	817,574
	San Miguel Corp.	5,025,756	10,235,293
	Security Bank Corp.	1,414,324	2,782,172
*	Top Frontier Investment Holdings, Inc.	526,832	1,169,427
	Union Bank of the Philippines	4,554,923	6,357,505
	Vista Land & Lifescapes, Inc.	46,966,968	2,305,396

TOTAL PHILIPPINES			117,479,057

POLAND — (0.7%)
*	Agora SA	230,402	294,518
*	Alior Bank SA	424,541	3,465,881
	Amica SA	9,232	191,350
	ASBISc Enterprises PLC	4,585	12,677
	Asseco Poland SA	21,444	376,821
	Bank Handlowy w Warszawie SA	19,110	257,467
*	Bank Millennium SA	2,419,972	2,741,514
	Bank Polska Kasa Opieki SA	19,602	430,759
*	Boryszew SA	283,585	259,701
	Ciech SA	154,743	1,379,583
	Cyfrowy Polsat SA	575,409	3,133,276
#	Develia SA	1,336,579	1,064,118
*	Enea SA	1,394,796	3,012,616

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Famur SA	115,828	$74,358
	Firma Oponiarska Debica SA	13,080	201,650
*	Grupa Azoty SA	251,478	2,267,576
	Grupa Kety SA	20,657	2,990,434
*	Grupa Lotos SA	502,883	7,819,610
# *	Jastrzebska Spolka Weglowa SA	225,918	3,422,239
	Kernel Holding SA	377,743	2,240,711
	KGHM Polska Miedz SA	359,402	11,626,013
# *	Lubelski Wegiel Bogdanka SA	52,381	627,943
# *	mBank SA	34,996	2,342,339
*	Mercator Medical SA	3,520	58,237
*	PGE Polska Grupa Energetyczna SA	3,976,670	8,843,850
# *	PKP Cargo SA	114,540	299,953
	Polski Koncern Naftowy Orlen SA	1,608,704	27,178,146
	Santander Bank Polska SA	9,218	561,350
	Stalexport Autostrady SA	189,773	134,209
*	Tauron Polska Energia SA	6,774,746	5,094,676

TOTAL POLAND			92,403,575

QATAR — (0.5%)
	Aamal Co.	6,113,432	1,973,085
	Al Khaleej Takaful Group QSC	608,426	612,955
*	Alijarah Holding Co. QPSC	1,785,846	438,470
	Baladna	3,382,512	1,357,528
	Barwa Real Estate Co.	5,827,332	5,415,616
	Commercial Bank PSQC	3,812,172	8,013,815
	Doha Bank QPSC	5,073,521	3,625,795
	Doha Insurance Co. QSC	63,045	33,634
*	Gulf International Services QSC	5,118,028	2,728,383
	Gulf Warehousing Co.	709,079	824,013
*	Investment Holding Group	2,307,676	1,456,110
	Mannai Corp. QSC	66,676	160,431
	Masraf Al Rayan QSC	1,315,394	1,949,037
*	Mazaya Real Estate Development QPSC	3,969,317	970,182
	Medicare Group	24,198	45,850
	Mesaieed Petrochemical Holding Co.	7,552,746	5,342,174
	Ooredoo QPSC	3,032,329	6,241,331
	Qatar Fuel QSC	645,661	3,252,054
	Qatar Gas Transport Co. Ltd.	98,165	92,110
	Qatar Industrial Manufacturing Co. QSC	47,636	40,277
	Qatar Insurance Co. SAQ	2,531,362	1,704,225
	Qatar National Cement Co. QSC	436,138	608,501
	Qatar Navigation QSC	1,344,868	3,138,062
*	Salam International Investment Ltd. QSC	6,302,583	1,742,767
	United Development Co. QSC	7,949,618	3,161,624
	Vodafone Qatar QSC	6,270,940	2,841,263
*	Widam Food Co.	109,355	92,887

TOTAL QATAR			57,862,179

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	88,415	0
* ††	Gazprom PJSC,Sponsored ADR	9,648,397	0
* ††	Lukoil PJSC, Sponsored ADR	919,241	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (3.6%)
*	Al Babtain Power & Telecommunication Co.	187,275	$1,442,788
*	Al Etihad Cooperative Insurance Co.	115,484	625,763
*	Al Hassan Ghazi Ibrahim Shaker Co.	18,309	92,447
*	Al Jouf Cement Co.	677,876	1,774,222
	Al Khaleej Training & Education Co.	227,767	1,084,923
*	AlAbdullatif Industrial Investment Co.	72,998	435,050
	Alinma Bank	111,536	1,223,476
*	AlJazira Takaful Ta’awuni Co.	193,428	971,836
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,527	14,217
	Arab National Bank	1,684,953	15,760,837
	Arabian Cement Co.	371,303	4,141,474
*	Arabian Shield Cooperative Insurance Co.	29,060	150,495
*	Aseer Trading Tourism & Manufacturing Co.	263,191	1,286,424
	Astra Industrial Group	208,369	2,732,402
*	AXA Cooperative Insurance Co.	43,660	401,481
	Bank Al-Jazira	2,234,843	18,679,937
	Banque Saudi Fransi	1,425,134	20,476,593
*	Basic Chemical Industries Ltd.	116,705	1,345,210
*	Buruj Cooperative Insurance Co.	56,759	388,442
	City Cement Co.	570,039	4,241,776
*	Dar Al Arkan Real Estate Development Co.	2,559,212	7,326,017
*	Dur Hospitality Co.	306,999	2,120,086
	Eastern Province Cement Co.	299,249	3,845,418
	Electrical Industries Co.	2,995	21,904
*	Emaar Economic City	1,825,796	5,294,396
	Etihad Etisalat Co.	2,186,511	25,107,674
	Hail Cement Co.	394,113	1,500,911
*	Jazan Energy & Development Co.	145,207	694,600
*	Middle East Healthcare Co.	255,736	2,435,409
*	Middle East Specialized Cables Co.	30,420	128,981
*	Mobile Telecommunications Co. Saudi Arabia	2,552,047	9,413,413
	Najran Cement Co.	664,184	3,227,291
*	National Agriculture Development Co.	9,719	82,407
	National Co. for Glass Industries	71,216	741,463
*	National Industrialization Co.	1,575,421	8,491,105
	Northern Region Cement Co.	737,880	2,650,948
	Riyad Bank	3,674,892	39,825,113
	Sahara International Petrochemical Co.	1,791,938	26,842,693
*	Saudi Arabian Cooperative Insurance Co.	7,869	45,526
	Saudi Basic Industries Corp.	2,022,703	70,069,781
	Saudi British Bank	2,805,216	33,304,097
	Saudi Chemical Co. Holding	299,181	2,737,695
	Saudi Industrial Investment Group	807,868	7,003,032
	Saudi Industrial Services Co.	364,483	2,705,723
	Saudi Investment Bank (The)	1,011,668	6,177,097
*	Saudi Kayan Petrochemical Co.	4,358,852	21,470,628
*	Saudi Marketing Co.	41,333	293,126
	Saudi National Bank	2,323,120	48,692,157
*	Saudi Printing & Packaging Co.	22,571	118,819
*	Saudi Re for Cooperative Reinsurance Co.	290,478	1,182,222
	Savola Group	382,582	3,616,791
*	Seera Group Holding	850,351	4,938,793
	Tabuk Cement Co.	353,379	1,669,011
	Umm Al-Qura Cement Co.	230,188	1,572,506
	United Wire Factories Co.	2,640	21,341
*	Walaa Cooperative Insurance Co.	152,249	665,975
*	Yamama Cement Co.	743,903	6,897,850
	Yanbu Cement Co.	308,179	3,452,312

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Zamil Industrial Investment Co.	252,566	$1,536,946

TOTAL SAUDI ARABIA			435,191,050

SOUTH AFRICA — (4.2%)
#	Absa Group Ltd.	3,114,038	33,642,711
	Adcock Ingram Holdings Ltd.	42,701	144,689
	Advtech Ltd.	99,684	112,424
	AECI Ltd.	942,993	6,084,283
	African Rainbow Minerals Ltd.	527,605	8,729,573
	Alexander Forbes Group Holdings Ltd.	5,695,141	1,685,971
	Altron Ltd., Class A	134,145	73,243
	Alviva Holdings Ltd.	641,511	813,005
	AngloGold Ashanti Ltd., Sponsored ADR	1,110,991	22,686,436
	Aspen Pharmacare Holdings Ltd.	1,158,680	12,397,764
	Astral Foods Ltd.	158,384	1,525,102
	Barloworld Ltd.	1,316,150	9,503,086
*	Blue Label Telecoms Ltd.	2,888,318	1,025,702
# *	Brait PLC	5,322,564	1,429,264
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	830,038
#	DataTec Ltd.	3,720,560	9,232,990
*	Discovery Ltd.	525,488	5,045,542
	DRDGOLD Ltd.	958,298	780,624
#	Exxaro Resources Ltd.	775,443	11,081,216
	Gold Fields Ltd., Sponsored ADR	2,391,459	32,117,294
	Grindrod Ltd.	1,273,685	551,061
	Grindrod Shipping Holdings Ltd.	67,963	1,722,435
	Harmony Gold Mining Co. Ltd.	1,224,659	4,992,675
	Harmony Gold Mining Co. Ltd., Sponsored ADR	204,875	837,939
	Hudaco Industries Ltd.	160,964	1,505,989
	Impala Platinum Holdings Ltd.	3,383,984	43,773,240
	Investec Ltd.	1,175,172	7,125,782
	KAP Industrial Holdings Ltd.	8,287,397	2,678,982
	Lewis Group Ltd.	831,398	2,529,141
	Life Healthcare Group Holdings Ltd.	3,443,456	4,674,729
	Long4Life Ltd.	1,383,403	530,444
	Merafe Resources Ltd.	7,715,465	838,671
	Metair Investments Ltd.	1,093,944	1,962,239
	Momentum Metropolitan Holdings	5,564,093	5,912,102
	Motus Holdings Ltd.	340,730	2,464,363
	Mpact Ltd.	1,853,981	3,800,094
	MTN Group Ltd.	6,469,932	68,620,063
*	Murray & Roberts Holdings Ltd.	4,920,201	3,449,537
	Naspers Ltd., Class N	30,696	3,095,874
	Nedbank Group Ltd.	1,505,982	21,030,091
	Netcare Ltd.	1,126,930	1,082,450
	Ninety One Ltd.	505,696	1,625,835
	Oceana Group Ltd.	130,350	456,521
	Old Mutual Ltd.	17,256,455	13,843,974
	Omnia Holdings Ltd.	1,059,557	5,589,413
Ω	Pepkor Holdings Ltd.	3,773,197	5,087,984
*	PPC Ltd.	7,339,050	1,785,482
*	PSG Group Ltd.	41,411	250,308
	Raubex Group Ltd.	1,332,908	3,549,333
	RCL Foods Ltd.	159,113	113,122
	Reunert Ltd.	1,050,607	2,930,451
	RFG Holdings Ltd.	23,326	17,660
#	Royal Bafokeng Platinum Ltd.	591,722	5,911,464
# *	Sappi Ltd.	2,944,690	10,781,022
*	Sasol Ltd.	1,665,381	40,796,692

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Sibanye Stillwater Ltd.	2,036,333	$7,045,002
#	Sibanye Stillwater Ltd., ADR	490,261	6,736,186
	Standard Bank Group Ltd.	4,458,510	47,249,087
*	Steinhoff International Holdings NV	936,670	154,445
	Super Group Ltd.	2,561,001	4,343,333
*	Telkom SA SOC Ltd.	1,522,948	4,589,616
	Tiger Brands Ltd.	119,226	1,171,712
# *	Tongaat Hulett Pvt Ltd.	388,283	73,623
*	Trencor Ltd.	1,135,741	347,397
*	Tsogo Sun Gaming Ltd.	1,388,832	981,500
	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,412,209

TOTAL SOUTH AFRICA			508,962,229

SOUTH KOREA — (12.7%)
*	Actoz Soft Co. Ltd.	3,702	34,082
	Aekyung Chemical Co. Ltd.	63,471	522,191
*	Agabang&Company	12,246	43,738
	Ahn-Gook Pharmaceutical Co. Ltd.	14,137	123,840
	AJ Networks Co. Ltd.	69,115	364,051
*	Ajin Industrial Co. Ltd.	191,527	461,206
	AK Holdings, Inc.	25,351	428,793
	Amorepacific Group	60,038	2,361,967
*	Aprogen pharmaceuticals, Inc.	807,824	516,843
*	Asia Business Daily Co. Ltd.	36,055	83,436
#	Asia Cement Co. Ltd.	83,810	1,003,801
	ASIA Holdings Co. Ltd.	5,076	635,299
	Asia Paper Manufacturing Co. Ltd.	27,225	958,407
	AUK Corp.	137,335	289,708
#	Aurora World Corp.	19,282	158,426
	Austem Co. Ltd.	139,331	260,281
	Autech Corp.	12,933	97,766
	Avaco Co. Ltd.	53,567	455,364
*	Barunson Entertainment & Arts Corp.	76,043	82,581
	Bcworld Pharm Co. Ltd.	7,068	67,572
	BGF Co. Ltd.	184,574	829,258
	Binggrae Co. Ltd.	15,376	670,312
*	BioSmart Co. Ltd.	54,215	207,008
	Bixolon Co. Ltd.	27,536	156,574
	Bluecom Co. Ltd.	59,503	496,582
	BNK Financial Group, Inc.	1,040,137	6,450,961
	Bookook Securities Co. Ltd.	20,358	394,166
	BYC Co. Ltd.	752	271,749
#	Byucksan Corp.	249,204	766,493
*	Capro Corp.	139,345	504,657
*	Charm Engineering Co. Ltd.	75,503	75,716
	Chinyang Holdings Corp.	83,349	246,433
	Chongkundang Holdings Corp.	8,866	486,820
	Chosun Refractories Co. Ltd.	8,873	571,287
	CJ CheilJedang Corp.	47,419	14,911,886
	CJ Corp.	86,194	5,888,894
	CJ ENM Co. Ltd.	25,277	2,538,804
*	CJ Logistics Corp.	17,837	1,727,202
	CKD Bio Corp.	2,543	71,343
*	Cloud Air Co. Ltd.	53,283	57,732
*	CODI-M Co. Ltd.	970,980	146,208
	Com2uSCorp	3,249	241,415
*	Comtec Systems Co. Ltd.	330,288	257,401
	Cosmax BTI, Inc.	16,614	185,553
# *	Cosmecca Korea Co. Ltd.	11,799	143,756

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Coweaver Co. Ltd.	16,593	$118,285
	Crown Confectionery Co. Ltd.	11,579	107,241
	CROWNHAITAI Holdings Co. Ltd.	35,198	287,885
	Cuckoo Holdings Co. Ltd.	2,859	42,253
	Cuckoo Homesys Co. Ltd.	2,467	68,516
	Cymechs, Inc.	3,124	46,113
	Dae Han Flour Mills Co. Ltd.	5,781	814,892
	Dae Hyun Co. Ltd.	170,764	378,190
	Dae Won Kang Up Co. Ltd.	215,821	592,532
*	Dae Yu Co. Ltd.	22,377	106,170
	Daebongls Co. Ltd.	4,061	33,440
#	Daechang Co. Ltd.	318,178	529,665
	Daechang Forging Co. Ltd.	23,600	90,750
#	Daedong Corp.	106,769	1,239,864
	Daehan Steel Co. Ltd.	73,279	1,276,764
	Daejung Chemicals & Metals Co. Ltd.	6,060	99,176
	Daekyo Co. Ltd.	71,052	227,275
	Daelim B&Co Co. Ltd.	7,997	50,012
	Daesang Corp.	131,636	2,631,705
	Daesang Holdings Co. Ltd.	69,236	577,851
	Daewon San Up Co. Ltd.	61,406	311,095
*	Daewoo Engineering & Construction Co. Ltd.	1,087,536	5,765,171
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	319,791	6,592,803
*	Dahaam E-Tec Co. Ltd.	3,535	266,532
	Daihan Pharmaceutical Co. Ltd.	13,709	316,266
	Daishin Securities Co. Ltd.	169,070	2,354,113
	Daou Data Corp.	88,252	977,884
	Daou Technology, Inc.	142,841	2,334,449
	DB Financial Investment Co. Ltd.	179,115	920,224
	DB Insurance Co. Ltd.	273,391	14,600,846
*	DB, Inc.	197,479	153,287
	Deutsch Motors, Inc.	67,324	596,046
*	Development Advance Solution Co. Ltd.	63,090	240,994
	Device ENG Co. Ltd.	1,411	25,769
	DGB Financial Group, Inc.	1,041,037	7,338,104
	DHP Korea Co. Ltd.	21,387	122,810
	DI Dong Il Corp.	56,369	1,070,876
	Display Tech Co. Ltd.	34,003	211,377
	DL Construction Co. Ltd.	6,643	142,025
#	DL E&C Co. Ltd.	238,320	11,208,721
	DL Holdings Co. Ltd.	79,433	3,871,344
	DMS Co. Ltd.	58,689	291,361
	Dohwa Engineering Co. Ltd.	4,051	27,973
	Dong A Eltek Co. Ltd.	36,986	273,288
	Dong-A Socio Holdings Co. Ltd.	5,046	452,881
	Dong-A ST Co. Ltd.	9,293	514,999
	Dong-Ah Geological Engineering Co. Ltd.	21,549	344,648
*	Dongbang Transport Logistics Co. Ltd.	22,082	59,062
	Dongbu Corp.	36,803	387,918
	Dongil Industries Co. Ltd.	5,430	758,971
	Dongkuk Industries Co. Ltd.	200,221	562,899
	Dongkuk Steel Mill Co. Ltd.	382,354	5,591,148
	Dongkuk Structures & Construction Co. Ltd.	105,011	472,974
	Dongsung Chemical Co. Ltd.	159,407	615,012
	Dongwha Pharm Co. Ltd.	48,073	482,861
	Dongwon Development Co. Ltd.	229,359	938,950
	Dongwon F&B Co. Ltd.	2,928	412,321
#	Dongwon Industries Co. Ltd.	7,116	1,402,332
*	Dongwoo Farm To Table Co. Ltd.	14,971	41,734

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongyang E&P, Inc.	28,974	$392,463
	Doosan Bobcat, Inc.	233,044	7,572,336
#	Doosan Co. Ltd.	38,417	2,693,350
	DoubleUGames Co. Ltd.	24,305	949,801
	DRB Holding Co. Ltd.	32,057	137,907
	DTR Automotive Corp.	23,122	1,421,933
	DY Corp.	99,543	687,651
	DY POWER Corp.	23,114	268,101
	Eagon Industrial Ltd.	37,684	388,729
#	Easy Holdings Co. Ltd.	265,832	1,079,426
*	EcoBio Holdings Co. Ltd.	3,536	20,727
	e-LITECOM Co. Ltd.	12,362	68,433
	E-MART, Inc.	71,124	7,359,793
	ENF Technology Co. Ltd.	7,327	201,922
	Estechpharma Co. Ltd.	22,481	171,677
#	Eugene Corp.	285,673	1,165,253
	Eugene Investment & Securities Co. Ltd.	375,364	970,052
	Eusu Holdings Co. Ltd.	64,565	311,686
*	E-World	7,513	16,093
	Exicon Co. Ltd.	4,859	48,720
	Farmsco	43,103	248,538
	Fila Holdings Corp.	148,106	3,784,253
	Fursys, Inc.	20,360	589,735
	Gaon Cable Co. Ltd.	14,586	302,952
	Gemvaxlink Co. Ltd.	117,017	151,828
	Geumhwa PSC Co. Ltd.	976	24,849
	GMB Korea Corp.	48,932	222,764
# *	GNCO Co. Ltd.	157,201	98,396
	Golfzon Newdin Holdings Co. Ltd.	125,101	865,530
	Green Cross Holdings Corp.	22,346	388,484
	GS Engineering & Construction Corp.	295,620	9,734,679
*	GS Global Corp.	240,697	876,802
	GS Holdings Corp.	259,979	8,980,610
	GS Retail Co. Ltd.	56,615	1,281,543
	Gwangju Shinsegae Co. Ltd.	19,015	555,326
	Haitai Confectionery & Foods Co. Ltd.	12,558	87,206
	Halla Corp.	124,417	538,065
	Halla Holdings Corp.	41,387	1,372,071
	Hana Financial Group, Inc.	1,199,113	44,519,107
	HanChang Paper Co. Ltd.	21,637	37,472
	Handok, Inc.	18,114	314,952
	Handsome Co. Ltd.	86,395	2,409,178
	Hanil Holdings Co. Ltd.	81,808	868,573
	Hanjin Transportation Co. Ltd.	51,217	1,332,419
	Hankook Tire & Technology Co. Ltd.	361,362	9,918,217
	HanmiGlobal Co. Ltd.	3,947	41,808
	Hanshin Construction Co. Ltd.	46,887	653,876
	Hansol Holdings Co. Ltd.	188,105	528,330
	Hansol HomeDeco Co. Ltd.	394,971	556,362
	Hansol Paper Co. Ltd.	98,797	1,141,647
*	Hansol Technics Co. Ltd.	152,097	824,714
	Hanwha Aerospace Co. Ltd.	157,467	6,589,687
	Hanwha Corp.	199,012	4,701,715
*	Hanwha General Insurance Co. Ltd.	306,644	1,145,424
	Hanwha Investment & Securities Co. Ltd.	614,846	2,306,280
# *	Hanwha Life Insurance Co. Ltd.	1,698,564	3,936,004
# *	Hanwha Solutions Corp.	487,471	12,252,065
	Hanyang Eng Co. Ltd.	57,968	721,350
	Hanyang Securities Co. Ltd.	48,595	527,083

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Harim Co. Ltd.	120,041	$361,492
	Harim Holdings Co. Ltd.	217,823	1,875,820
	HD Hyundai Co. Ltd.	164,915	7,572,992
	HDC Holdings Co. Ltd.	12,896	73,438
	HDC Hyundai Development Co. Engineering & Construction, Class E	67,064	792,046
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	268,506
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	255,531
	High Tech Pharm Co. Ltd.	8,554	82,812
	HIMS Co. Ltd.	308	2,201
	Hitejinro Holdings Co. Ltd.	41,023	458,350
	HMM Co. Ltd.	329,708	7,308,209
	HS Industries Co. Ltd.	21,523	101,754
*	Humax Co. Ltd.	70,055	250,163
*	Huneed Technologies.	54,858	391,908
	Huons Global Co. Ltd.	18,491	413,103
#	Huvis Corp.	95,448	585,485
	Huvitz Co. Ltd.	10,898	92,690
	Hwa Shin Co. Ltd.	120,769	802,635
	Hwacheon Machine Tool Co. Ltd.	6,607	185,665
	Hwangkum Steel & Technology Co. Ltd.	54,167	422,784
	Hwaseung Corp. Co. Ltd.	147,102	202,818
	Hwaseung R&A Co. Ltd.	7,944	29,148
	HwaSung Industrial Co. Ltd.	51,572	907,817
	Hy-Lok Corp.	45,195	665,534
	Hyosung Corp.	34,661	2,269,826
#	Hyosung TNC Corp.	3,140	1,014,587
	Hyundai BNG Steel Co. Ltd.	54,999	778,540
	Hyundai Construction Equipment Co. Ltd.	79,410	2,316,960
	Hyundai Corp.	45,004	661,227
	Hyundai Corp. Holdings, Inc.	31,933	326,133
	Hyundai Department Store Co. Ltd.	81,362	4,842,414
*	Hyundai Doosan Infracore Co. Ltd.	977,077	5,054,181
*	Hyundai Electric & Energy System Co. Ltd.	30,010	512,838
*	Hyundai Energy Solutions Co. Ltd.	141	2,459
	Hyundai Engineering & Construction Co. Ltd.	269,031	9,359,017
	Hyundai Futurenet Co. Ltd.	253,369	675,735
	Hyundai Glovis Co. Ltd.	32,382	5,305,435
#	Hyundai Greenfood Co. Ltd.	278,992	2,012,476
	Hyundai Home Shopping Network Corp.	36,541	1,742,130
	Hyundai Livart Furniture Co. Ltd.	68,316	792,023
#	Hyundai Marine & Fire Insurance Co. Ltd.	324,982	8,375,935
*	Hyundai Mipo Dockyard Co. Ltd.	41,137	2,700,411
	Hyundai Mobis Co. Ltd.	210,611	34,263,694
	Hyundai Motor Co.	370,785	53,796,343
#	Hyundai Motor Securities Co. Ltd.	115,174	998,805
	Hyundai Steel Co.	330,237	11,222,052
	Hyundai Wia Corp.	58,341	2,978,582
	ICD Co. Ltd.	19,844	172,517
	IDIS Holdings Co. Ltd.	25,924	251,437
	Iljin Electric Co. Ltd.	95,282	422,583
	Iljin Holdings Co. Ltd.	91,947	401,574
#	Ilshin Spinning Co. Ltd.	8,448	821,054
	Ilsung Pharmaceuticals Co. Ltd.	5,843	394,661
	iMarketKorea, Inc.	88,543	750,204
	Industrial Bank of Korea	1,176,137	10,435,725
	INITECH Co. Ltd.	31,597	112,742
*	INNO Instrument, Inc.	52,863	79,516
	Innocean Worldwide, Inc.	16,272	627,282
	INTOPS Co. Ltd.	68,533	2,026,063

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Inzi Controls Co. Ltd.	4,320	$37,278
	INZI Display Co. Ltd.	114,878	228,380
#	IS Dongseo Co. Ltd.	61,006	2,567,420
*	Jahwa Electronics Co. Ltd.	2,023	55,184
	JB Financial Group Co. Ltd.	669,861	4,738,182
	JC Hyun System, Inc.	42,385	234,404
# *	JNTC Co. Ltd.	45,564	229,152
	Kangnam Jevisco Co. Ltd.	19,813	401,863
#	KB Financial Group, Inc., ADR	2,179,881	100,100,135
	KC Co. Ltd.	40,765	713,090
	KC Green Holdings Co. Ltd.	76,623	257,994
	KC Tech Co. Ltd.	17,471	286,758
#	KCC Corp.	16,696	4,451,327
	KCC Engineering & Construction Co. Ltd.	46,480	348,435
	KCC Glass Corp.	81,947	3,992,878
	KCTC	7,171	35,472
*	KEC Holdings Co. Ltd.	22,537	31,769
	KG Chemical Corp.	3,173	105,578
	Kginicis Co. Ltd.	27,461	374,798
	KGMobilians Co. Ltd.	28,155	192,480
*	KH Electron Co. Ltd.	179,620	89,039
	Kia Corp.	939,529	61,623,939
	KISCO Corp.	95,674	682,678
	KISCO Holdings Co. Ltd.	48,131	697,309
	KISWIRE Ltd.	61,260	1,348,577
	KIWOOM Securities Co. Ltd.	89,433	6,674,330
*	KleanNara Co. Ltd.	53,229	199,862
*	KMH Hitech Co. Ltd.	81,334	106,308
	Kolmar Korea Co. Ltd.	7,374	272,730
	Kolmar Korea Holdings Co. Ltd.	29,261	522,057
	Kolon Corp.	38,037	832,988
	Kolon Global Corp.	30,280	502,303
	Kolon Industries, Inc.	101,546	4,946,015
	Komelon Corp.	29,152	275,151
	Kook Soon Dang Brewery Co. Ltd.	18,539	158,800
	Kopla Co. Ltd.	9,387	51,674
#	Korea Alcohol Industrial Co. Ltd.	78,635	756,919
	Korea Arlico Pharm Co. Ltd.	15,689	92,040
	Korea Asset In Trust Co. Ltd.	256,587	794,384
	Korea Electric Terminal Co. Ltd.	34,640	1,909,238
	Korea Export Packaging Industrial Co. Ltd.	1,813	37,859
	Korea Flange Co. Ltd.	151,751	379,863
	Korea Industrial Co. Ltd.	40,619	233,559
	Korea Investment Holdings Co. Ltd.	230,769	12,794,066
*	Korea Line Corp.	871,544	1,833,512
#	Korea Petrochemical Ind Co. Ltd.	19,867	2,354,393
	Korea Real Estate Investment & Trust Co. Ltd.	856,608	1,489,711
# *	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	9,630,212
	Korea Zinc Co. Ltd.	6,936	3,166,546
	Korean Drug Co. Ltd.	15,186	107,866
	Korean Reinsurance Co.	491,832	3,763,160
*	Kortek Corp.	54,034	489,820
	KPX Chemical Co. Ltd.	12,798	553,382
	KSS LINE Ltd.	82,545	782,728
	KT Skylife Co. Ltd.	142,233	1,033,103
	KT Submarine Co. Ltd.	3,651	17,614
	KT&G Corp.	340,445	22,356,629
#	KTB Investment & Securities Co. Ltd.	273,117	1,009,087
	KTCS Corp.	168,949	325,973

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ktis Corp.	166,666	$338,824
	Kukdo Chemical Co. Ltd.	16,308	705,970
	Kukdong Oil & Chemicals Co. Ltd.	26,930	100,514
	Kumho Petrochemical Co. Ltd.	40,351	4,879,049
# *	Kumho Tire Co., Inc.	476,127	1,617,088
	KUMHOE&C Co. Ltd.	7,074	57,674
	Kumkang Kind Co. Ltd.	96,105	764,272
	Kwang Dong Pharmaceutical Co. Ltd.	70,392	405,064
#	Kyeryong Construction Industrial Co. Ltd.	42,646	1,236,699
	Kyobo Securities Co. Ltd.	108,288	669,015
#	Kyungbang Co. Ltd.	61,163	768,188
	Kyungdong Pharm Co. Ltd.	33,713	273,152
	Kyung-In Synthetic Corp.	6,399	35,440
	LEADCORP, Inc. (The)	85,015	615,079
	Lee Ku Industrial Co. Ltd.	20,154	72,968
	LF Corp.	106,031	1,638,979
	LG Corp.	316,955	18,303,637
#	LG Display Co. Ltd., ADR	2,910,222	18,712,727
#	LG Electronics, Inc.	565,137	51,182,798
	LG HelloVision Co. Ltd.	143,379	724,923
	LG Uplus Corp.	1,231,765	13,607,545
	LMS Co. Ltd.	28,495	201,022
	LOT Vacuum Co. Ltd.	7,972	92,398
	Lotte Chemical Corp.	62,647	9,669,033
	Lotte Chilsung Beverage Co. Ltd.	20,650	2,959,634
	Lotte Confectionery Co. Ltd.	538	53,049
	Lotte Corp.	93,211	2,514,668
*	Lotte Data Communication Co.	8,187	234,711
#	LOTTE Fine Chemical Co. Ltd.	86,140	5,530,138
#	Lotte Food Co. Ltd.	1,976	539,345
	LOTTE Himart Co. Ltd.	59,328	1,103,242
# *	Lotte Non-Life Insurance Co. Ltd.	425,555	670,681
	Lotte Shopping Co. Ltd.	44,648	3,307,348
	LS Corp.	91,063	4,134,944
	LS Electric Co. Ltd.	6,851	257,307
*	Lumens Co. Ltd.	219,771	240,305
*	LVMC Holdings	274,553	748,454
	LX Hausys Ltd.	40,046	1,848,908
*	LX Holdings Corp.	153,703	1,208,019
	LX International Corp.	162,132	4,943,815
	Macrogen, Inc.	1,281	27,903
#	Maeil Dairies Co. Ltd.	6,841	375,956
	Maeil Holdings Co. Ltd.	11,288	98,047
#	Mando Corp.	75,340	3,196,236
	MegaStudy Co. Ltd.	43,791	420,968
	Meritz Financial Group, Inc.	92,294	2,764,699
	Meritz Securities Co. Ltd.	1,660,045	8,581,947
	Mi Chang Oil Industrial Co. Ltd.	4,014	261,523
	Mirae Asset Life Insurance Co. Ltd.	388,009	1,223,016
	Mirae Asset Securities Co. Ltd.	1,759,061	11,127,242
	MK Electron Co. Ltd.	88,121	1,048,359
	MNTech Co. Ltd.	121,454	738,381
*	Mobase Co. Ltd.	21,024	60,141
*	Mobase Electronics Co. Ltd.	16,407	23,692
	Moonbae Steel Co. Ltd.	8,945	37,897
	Moorim P&P Co. Ltd.	125,039	499,550
	Moorim Paper Co. Ltd.	140,508	404,190
#	Motonic Corp.	51,452	370,202
	Muhak Co. Ltd.	71,854	533,404

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Nam Hwa Construction Co. Ltd.	23,163	$168,116
	Namyang Dairy Products Co. Ltd.	2,206	710,694
	Neowiz Holdings Corp.	19,890	592,947
	Nexen Corp.	134,544	480,879
#	Nexen Tire Corp.	208,239	1,127,043
	NH Investment & Securities Co. Ltd.	653,039	5,573,489
*	NHN Corp.	111,106	3,066,808
	NI Steel Co. Ltd.	8,824	41,231
	NICE Holdings Co. Ltd.	15,181	205,677
	Nice Information & Telecommunication, Inc.	8,695	206,841
	NICE Total Cash Management Co. Ltd.	7,446	37,511
*	NK Co. Ltd.	25,998	24,331
	Nong Shim Holdings Co. Ltd.	11,334	674,910
	Nong Woo Bio Co. Ltd.	21,556	218,944
#	NongShim Co. Ltd.	16,077	3,842,033
	NOROO Paint & Coatings Co. Ltd.	66,016	574,113
	NPC	116,690	1,047,886
#	OCI Co. Ltd.	72,519	5,990,705
	Okong Corp.	4,362	14,961
	Opto Device Technology Co. Ltd.	44,813	256,527
	Orion Holdings Corp.	139,106	1,624,021
*	Osung Advanced Materials Co. Ltd.	178,760	305,998
	Ottogi Corp.	2,062	764,766
#	Paik Kwang Industrial Co. Ltd.	169,275	732,085
	Pan Ocean Co. Ltd.	1,250,644	6,537,643
	Pang Rim Co. Ltd.	14,177	44,040
*	Pan-Pacific Co. Ltd.	113,324	234,485
*	Paradise Co. Ltd.	10,185	132,671
#	PHA Co. Ltd.	51,383	368,641
	PJ Electronics Co. Ltd.	10,236	62,820
#	Poongsan Corp.	111,735	2,814,304
#	Poongsan Holdings Corp.	28,395	677,516
	POSCO Holdings, Inc., Sponsored ADR	903,713	51,249,564
#	POSCO Holdings, Inc.	68,120	15,553,621
#	Posco International Corp.	275,976	5,359,498
*	Power Logics Co. Ltd.	92,739	557,329
*	PowerNet Technologies Corp.	9,233	35,856
	Protec Co. Ltd.	2,987	69,681
	Pulmuone Co. Ltd.	14,818	196,481
	Rayence Co. Ltd.	15,304	147,441
*	RFTech Co. Ltd.	49,408	244,921
	Sajo Industries Co. Ltd.	12,815	566,645
	Sajodaerim Corp.	9,471	242,941
*	Sajodongaone Co. Ltd.	78,576	129,273
	Sam Young Electronics Co. Ltd.	67,266	570,307
	Sambo Corrugated Board Co. Ltd.	31,268	336,753
	Sambo Motors Co. Ltd.	63,534	263,460
#	Samho Development Co. Ltd.	108,856	443,781
	SAMHWA Paints Industrial Co. Ltd.	68,665	518,543
	Samick Musical Instruments Co. Ltd.	311,281	426,555
	Samji Electronics Co. Ltd.	13,939	131,578
	Samjin LND Co. Ltd.	82,899	188,395
	Samjin Pharmaceutical Co. Ltd.	16,275	325,216
	Sammok S-Form Co. Ltd.	28,515	593,048
#	SAMPYO Cement Co. Ltd.	206,101	859,064
	Samsung C&T Corp.	270,688	24,490,306
	Samsung Card Co. Ltd.	110,883	2,937,117
	Samsung Electronics Co. Ltd.	2,650,847	141,273,034
	Samsung Fire & Marine Insurance Co. Ltd.	120,085	19,905,055

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Samsung Heavy Industries Co. Ltd.	2,048,835	$9,779,718
	Samsung Life Insurance Co. Ltd.	235,714	12,117,490
	Samsung SDS Co. Ltd.	18,997	2,213,829
	Samsung Securities Co. Ltd.	310,841	9,708,142
	SAMT Co. Ltd.	10,357	35,469
	Samyang Corp.	20,184	875,591
	Samyang Holdings Corp.	21,647	1,479,955
	Samyang Packaging Corp.	1,251	22,757
	Samyang Tongsang Co. Ltd.	7,531	344,222
	Sangsangin Co. Ltd.	73,576	660,538
	SAVEZONE I&C Corp.	83,806	240,856
	Seah Besteel Corp.	93,336	1,338,617
	SeAH Holdings Corp.	4,354	416,381
	SeAH Steel Corp.	6,967	892,205
	SeAH Steel Holdings Corp.	8,469	960,389
	Sebang Co. Ltd.	60,229	583,426
#	Sebang Global Battery Co. Ltd.	34,642	2,065,995
	Sejong Industrial Co. Ltd.	99,330	558,943
	Sejong Telecom, Inc.	313,971	129,988
*	Sekonix Co. Ltd.	24,809	205,415
#	Sempio Co.	1,814	101,970
	Sempio Foods Co.	327	12,490
*	S-Energy Co. Ltd.	71,432	215,790
	Seohan Co. Ltd.	493,982	676,481
#	Seoul Semiconductor Co. Ltd.	140,059	1,490,340
	Seowon Co. Ltd.	103,160	168,109
	SEOWONINTECH Co. Ltd.	6,241	32,153
	Seoyon Co. Ltd.	80,525	511,737
	Seoyon E-Hwa Co. Ltd.	81,828	442,325
*	Sewon E&C Co. Ltd.	386,748	301,304
†† ^	Sewon Precision Industry Co. Ltd.	1,457	1,760
	SGC e Tec E&C Co. Ltd.	9,145	408,626
#	Shindaeyang Paper Co. Ltd.	10,487	779,099
	Shinhan Financial Group Co. Ltd.	947,124	31,467,814
# *	Shinhan Financial Group Co. Ltd., ADR	1,014,330	33,178,734
	Shinsegae Engineering & Construction Co. Ltd.	14,942	408,481
	Shinsegae Food Co. Ltd.	2,444	140,574
	Shinsegae Information & Communication Co. Ltd.	6,640	85,532
	Shinsegae, Inc.	34,791	6,779,189
*	Shinwha Intertek Corp.	41,832	101,424
	Shinyoung Securities Co. Ltd.	25,871	1,184,504
*	Signetics Corp.	18,467	36,604
	Silla Co. Ltd.	36,116	384,083
#	SIMPAC, Inc.	120,658	849,193
	Sindoh Co. Ltd.	26,365	687,156
	Sinil Pharm Co. Ltd.	27,257	215,542
	SK Chemicals Co. Ltd.	10,809	1,078,089
	SK D&D Co. Ltd.	845	19,117
#	SK Discovery Co. Ltd.	63,006	2,064,026
	SK Gas Ltd.	3,036	286,835
	SK Hynix, Inc.	906,319	79,419,008
*	SK Innovation Co. Ltd.	131,384	20,910,559
#	SK Networks Co. Ltd.	751,085	2,867,208
*	SK Rent A Car Co. Ltd.	16,176	143,505
	SK Securities Co. Ltd.	2,112,180	1,437,476
	SK, Inc.	69,197	14,527,367
#	SL Corp.	91,074	1,914,393
*	S-MAC Co. Ltd.	143,466	386,649
	SNT Dynamics Co. Ltd.	49,889	348,013

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Holdings Co. Ltd.	36,374	$502,044
#	SNT Motiv Co. Ltd.	52,637	1,981,411
*	SNU Precision Co. Ltd.	34,211	97,218
	S-Oil Corp.	47,783	3,909,501
*	Solborn, Inc.	40,004	159,429
	Songwon Industrial Co. Ltd.	41,113	873,354
#	Soulbrain Holdings Co. Ltd.	14,138	314,846
	Spigen Korea Co. Ltd.	6,891	243,073
# * †† ^ Ssangyong Motor Co.		336,500	139,148
	Suheung Co. Ltd.	11,381	350,332
#	Sun Kwang Co. Ltd.	22,432	1,301,716
#	Sung Kwang Bend Co. Ltd.	106,064	810,640
*	Sungchang Enterprise Holdings Ltd.	264,331	606,941
	Sungdo Engineering & Construction Co. Ltd.	52,687	242,429
#	Sungshin Cement Co. Ltd.	106,361	1,099,751
	Sungwoo Hitech Co. Ltd.	306,796	1,187,488
	Sunjin Co. Ltd.	49,238	517,441
*	Suprema HQ, Inc.	8,097	49,008
*	Suprema, Inc.	11,129	214,008
	SurplusGLOBAL, Inc.	12,531	47,860
	Tae Kyung Industrial Co. Ltd.	64,197	375,286
#	Taekwang Industrial Co. Ltd.	1,637	1,316,541
	Taekyung BK Co. Ltd.	11,583	46,146
* ^	Taewoong Co. Ltd.	82,505	824,393
	Taeyoung Engineering & Construction Co. Ltd.	125,689	984,001
*	Theragen Etex Co. Ltd.	62,682	254,971
*	Thinkware Systems Corp.	35,459	504,320
	TK Corp.	88,940	755,465
#	TKG Huchems Co. Ltd.	76,301	1,340,667
	Tongyang Life Insurance Co. Ltd.	252,725	1,345,246
	Tongyang, Inc.	315,577	390,441
*	Top Engineering Co. Ltd.	67,035	373,954
# *	Toptec Co. Ltd.	75,745	508,746
	Tovis Co. Ltd.	73,482	533,559
	TS Corp.	227,356	740,040
*	TY Holdings Co. Ltd.	139,942	2,802,739
	Uju Electronics Co. Ltd.	15,879	336,481
	Unid Co. Ltd.	30,125	3,006,937
	Uniquest Corp.	32,538	307,872
	Unitrontech Co. Ltd.	19,310	89,174
	Viatron Technologies, Inc.	18,763	162,439
	Visang Education, Inc.	45,065	274,270
	Vitzro Tech Co. Ltd.	3,217	24,225
*	Vivien Corp.	40,760	84,074
	Welcron Co. Ltd.	10,868	34,000
	Whanin Pharmaceutical Co. Ltd.	29,245	420,858
*	WillBes & Co.	332,697	343,106
	WiSoL Co. Ltd.	71,622	634,062
*	WONIK CUBE Corp.	25,551	66,928
# *	Wonik Holdings Co. Ltd.	245,189	947,780
	Wonik Materials Co. Ltd.	12,961	380,298
	Woongjin Thinkbig Co. Ltd.	66,784	155,376
	Woori Financial Group, Inc.	1,958,138	22,685,852
	Woorison F&G Co. Ltd.	126,099	267,392
	WooSung Co. Ltd.	11,223	294,665
*	Woowon Development Co. Ltd.	11,038	51,064
	Y G-1 Co. Ltd.	95,992	687,532
	YAS Co. Ltd.	5,678	59,409
*	Y-entec Co. Ltd.	43,424	443,568

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Yoosung Enterprise Co. Ltd.	98,733	$241,145
	Young Poong Corp.	2,268	1,224,629
	Young Poong Precision Corp.	53,659	432,561
	Youngone Corp.	123,827	4,666,937
	Youngone Holdings Co. Ltd.	26,091	1,061,380
	Yuanta Securities Korea Co. Ltd.	525,641	1,479,555
	YuHwa Securities Co. Ltd.	130,435	271,106
	Yuyu Pharma, Inc.	30,382	177,520
	Zeus Co. Ltd.	42,750	934,284

TOTAL SOUTH KOREA			1,554,066,114

TAIWAN — (17.2%)
	Abico Avy Co. Ltd.	741,364	557,292
#	Ability Enterprise Co. Ltd.	1,242,330	958,852
#	AcBel Polytech, Inc.	603,000	580,718
#	Acer, Inc.	14,764,109	13,697,495
#	ACES Electronic Co. Ltd.	580,778	804,743
*	Acon Holding, Inc.	1,224,000	489,282
	Acter Group Corp. Ltd.	19,000	127,744
	Advanced International Multitech Co. Ltd.	522,000	1,493,033
# *	Advanced Optoelectronic Technology, Inc.	543,000	364,881
#	AEON Motor Co. Ltd.	67,000	118,722
	Aerospace Industrial Development Corp.	101,000	112,863
# *	AGV Products Corp.	2,419,211	951,625
	Airmate Cayman International Co. Ltd.	50,557	34,645
#	Allis Electric Co. Ltd.	944,559	864,175
	Alltek Technology Corp.	83,000	106,008
#	Alpha Networks, Inc.	1,907,086	1,840,973
#	Altek Corp.	1,483,365	1,834,243
*	Ambassador Hotel	1,468,000	1,563,108
	Ampire Co. Ltd.	17,000	14,566
	AMPOC Far-East Co. Ltd.	585,000	804,222
	AmTRAN Technology Co. Ltd.	4,271,725	2,077,070
#	Apacer Technology, Inc.	543,210	755,245
#	APCB, Inc.	740,000	484,250
	Apex Biotechnology Corp.	59,000	54,061
	Apex International Co. Ltd.	709,263	2,253,419
#	Apex Medical Corp.	134,000	157,045
	Apex Science & Engineering	92,536	31,628
	Arcadyan Technology Corp.	105,000	447,991
	Ardentec Corp.	2,437,058	3,541,644
	Argosy Research, Inc.	22,000	68,905
	ASE Technology Holding Co. Ltd.	11,721,000	37,394,232
	Asia Cement Corp.	10,651,589	17,309,146
	Asia Electronic Material Co. Ltd.	144,000	102,041
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,315,467
*	Asia Plastic Recycling Holding Ltd.	1,211,942	265,829
#	Asia Polymer Corp.	2,230,530	2,732,357
	Asia Tech Image, Inc.	62,000	119,708
#	Asia Vital Components Co. Ltd.	1,524,984	5,273,134
#	Asustek Computer, Inc.	3,664,000	44,071,750
	Aten International Co. Ltd.	7,000	19,144
	AU Optronics Corp., Sponsored ADR	3,887,815	22,121,667
#	AU Optronics Corp.	3,498,812	1,998,481
	Audix Corp.	399,332	696,841
#	Aver Information, Inc.	129,000	236,745
#	Avermedia Technologies	109,600	107,364
	Avita Corp.	15,000	23,116
*	Azurewave Technologies, Inc.	15,000	9,958

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bank of Kaohsiung Co. Ltd.	3,027,383	$1,446,314
	Basso Industry Corp.	214,000	303,106
	BenQ Materials Corp.	69,000	73,613
#	BES Engineering Corp.	7,377,443	2,373,508
#	Bin Chuan Enterprise Co. Ltd.	239,000	209,539
#	Biostar Microtech International Corp.	951,055	593,983
	Bizlink Holding, Inc.	11,000	110,078
#	Brave C&H Supply Co. Ltd.	77,000	185,015
#	Bright Led Electronics Corp.	539,000	334,709
	Browave Corp.	157,000	239,968
	C Sun Manufacturing Ltd.	18,000	26,807
*	Cameo Communications, Inc.	1,053,712	334,444
	Capital Securities Corp.	10,448,158	5,512,943
#	Career Technology MFG. Co. Ltd.	1,459,085	1,022,833
#	Carnival Industrial Corp.	806,007	324,137
	Castles Technology Co. Ltd.	21,000	25,360
	Catcher Technology Co. Ltd.	2,771,000	13,559,312
#	Cathay Chemical Works	331,000	261,997
	Cathay Financial Holding Co. Ltd.	37,255,459	78,331,907
	Cathay Real Estate Development Co. Ltd.	3,381,694	2,106,154
	Cayman Engley Industrial Co. Ltd.	104,000	242,689
#	Celxpert Energy Corp.	419,000	520,170
#	Central Reinsurance Co. Ltd.	772,366	783,010
# *	Chain Chon Industrial Co. Ltd.	673,419	443,812
#	ChainQui Construction Development Co. Ltd.	571,393	311,272
# *	Champion Building Materials Co. Ltd.	1,403,828	553,715
	Chang Hwa Commercial Bank Ltd.	17,694,652	11,062,268
#	Channel Well Technology Co. Ltd.	545,000	655,380
	Charoen Pokphand Enterprise	96,000	263,531
	CHC Healthcare Group.	656,000	1,010,311
	CHC Resources Corp.	17,000	27,228
	Chen Full International Co. Ltd.	281,000	390,870
	Chenbro Micom Co. Ltd.	17,000	38,438
#	Cheng Loong Corp.	4,361,659	4,919,283
# *	Cheng Mei Materials Technology Corp.	2,484,000	994,568
	Cheng Shin Rubber Industry Co. Ltd.	5,637,000	6,352,810
	Cheng Uei Precision Industry Co. Ltd.	2,331,635	2,675,100
#	Chenming Electronic Technology Corp.	455,000	206,379
	Chia Chang Co. Ltd.	644,000	982,178
#	Chia Hsin Cement Corp.	2,546,191	1,706,617
	Chian Hsing Forging Industrial Co. Ltd.	41,000	52,603
	Chicony Electronics Co. Ltd.	170,000	472,875
#	Chien Kuo Construction Co. Ltd.	857,797	398,837
	Chien Shing Harbour Service Co. Ltd.	24,496	39,181
*	China Airlines Ltd.	13,057,353	11,992,088
	China Bills Finance Corp.	3,514,000	2,106,734
	China Chemical & Pharmaceutical Co. Ltd.	1,351,264	1,110,442
	China Container Terminal Corp.	82,000	101,903
#	China Development Financial Holding Corp.	55,841,205	33,674,600
#	China Electric Manufacturing Corp.	1,100,432	669,890
#	China General Plastics Corp.	1,432,585	1,602,659
	China Glaze Co. Ltd.	602,799	259,561
#	China Man-Made Fiber Corp.	7,264,014	2,100,062
	China Metal Products.	1,709,969	1,903,593
#	China Motor Corp.	1,289,099	2,556,241
# *	China Petrochemical Development Corp.	20,134,068	7,969,973
	China Steel Corp.	58,452,320	70,807,344
#	China Wire & Cable Co. Ltd.	463,600	428,838
#	Chinese Maritime Transport Ltd.	564,270	987,457

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	41,000	$24,750
#	Chin-Poon Industrial Co. Ltd.	2,207,815	2,224,456
	Chipbond Technology Corp.	1,912,000	4,299,207
	ChipMOS Technologies, Inc.	3,037,085	4,724,189
	ChipMOS Technologies, Inc., ADR	27,434	855,110
#	Chong Hong Construction Co. Ltd.	47,000	116,570
#	Chun YU Works & Co. Ltd.	795,000	804,121
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,665,955
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,966,250	3,601,405
#	Chung Hung Steel Corp.	3,724,000	4,698,338
# *	Chung Hwa Chemical Industrial Works Ltd.	57,000	78,323
# *	Chung Hwa Pulp Corp.	2,158,353	1,385,000
* †† ^	Chung Shing Textile Co. Ltd.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	71,585
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	78,942
	Clevo Co.	1,257,000	1,436,186
	CMC Magnetics Corp.	5,443,638	1,631,784
#	CoAsia Electronics Corp.	311,907	129,600
#	Collins Co. Ltd.	610,224	352,271
#	Compal Electronics, Inc.	22,423,332	16,826,027
	Compeq Manufacturing Co. Ltd.	6,043,000	9,220,954
	Compucase Enterprise	57,000	56,685
#	Concord Securities Co. Ltd.	2,251,489	1,041,815
#	Continental Holdings Corp.	2,274,540	2,050,714
#	Contrel Technology Co. Ltd.	714,000	441,171
	Coretronic Corp.	2,059,800	3,925,627
# *	Coxon Precise Industrial Co. Ltd.	598,000	246,293
	CTBC Financial Holding Co. Ltd.	80,071,073	78,759,419
	CTCI Corp.	175,000	275,522
#	CviLux Corp.	109,000	144,179
	CX Technology Co. Ltd.	46,000	60,274
#	CyberTAN Technology, Inc.	799,000	597,767
#	DA CIN Construction Co. Ltd.	1,746,579	1,849,292
	Darfon Electronics Corp.	305,000	485,689
# *	Darwin Precisions Corp.	2,351,635	835,448
	De Licacy Industrial Co. Ltd.	98,000	50,455
	Depo Auto Parts Ind Co. Ltd.	501,000	973,111
* †† ^	Der Pao Construction Co. Ltd.	1,139,000	0
#	D-Link Corp.	3,030,068	1,724,228
	Dr Wu Skincare Co. Ltd.	27,000	73,033
	Drewloong Precision, Inc.	7,000	23,885
#	Dyaco International, Inc.	51,000	70,910
	Dynamic Electronics Co. Ltd.	1,391,873	992,204
	Dynapack International Technology Corp.	845,000	2,285,166
	E.Sun Financial Holding Co. Ltd.	28,675,946	32,751,448
#	Edimax Technology Co. Ltd.	982,902	358,129
#	Edison Opto Corp.	605,000	335,087
	Edom Technology Co. Ltd.	1,059,350	1,254,990
	Elite Advanced Laser Corp.	95,000	138,688
#	Elite Semiconductor Microelectronics Technology, Inc.	708,000	2,905,342
#	Elitegroup Computer Systems Co. Ltd.	1,919,395	1,209,236
†† ^	ENG Electric Co. Ltd.	239,997	1,115
#	Ennoconn Corp.	122,599	809,103
# *	Ennostar, Inc.	2,061,210	4,037,325
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,278,587
*	Epileds Technologies, Inc.	79,000	52,318
#	Eson Precision Ind Co. Ltd.	440,000	852,875
#	Eternal Materials Co. Ltd.	1,775,513	2,275,932
*	Eva Airways Corp.	13,397,355	15,739,030

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Everest Textile Co. Ltd.	2,357,813	$689,349
	Evergreen International Storage & Transport Corp.	2,736,000	3,292,479
	Evergreen Marine Corp. Taiwan Ltd.	5,739,145	27,587,685
#	Everlight Chemical Industrial Corp.	680,950	516,954
	Everlight Electronics Co. Ltd.	2,381,000	3,445,316
	Excel Cell Electronic Co. Ltd.	37,000	28,445
#	Excellence Opto, Inc.	96,000	73,777
#	Excelsior Medical Co. Ltd.	534,527	1,253,211
#	EZconn Corp.	194,250	242,254
	Far Eastern Department Stores Ltd.	6,510,445	4,579,791
	Far Eastern International Bank	14,120,991	5,710,883
	Far Eastern New Century Corp.	13,877,528	14,067,820
	Farcent Enterprise Co. Ltd.	11,000	22,578
	Farglory F T Z Investment Holding Co. Ltd.	181,648	313,015
#	Farglory Land Development Co. Ltd.	1,437,264	3,266,987
#	Federal Corp.	1,915,160	1,463,282
	Feedback Technology Corp.	63,000	160,555
	First Financial Holding Co. Ltd.	33,324,303	31,295,596
	First Hi-Tec Enterprise Co. Ltd.	11,000	18,367
#	First Hotel	890,857	421,373
#	First Insurance Co. Ltd.	1,382,064	756,058
# *	First Steamship Co. Ltd.	3,419,042	1,261,305
#	FIT Holding Co. Ltd.	200,150	232,151
#	FLEXium Interconnect, Inc.	1,328,000	4,120,126
	FOCI Fiber Optic Communications, Inc.	32,000	28,271
#	Forcecon Tech Co. Ltd.	93,000	226,097
	Forest Water Environment Engineering Co. Ltd.	21,400	22,800
	Formosa Advanced Technologies Co. Ltd.	995,000	1,305,570
	Formosa Chemicals & Fibre Corp.	5,943,000	16,005,452
# *	Formosa Laboratories, Inc.	575,478	1,231,016
	Formosa Petrochemical Corp.	30,000	92,528
	Formosa Plastics Corp.	8,397,000	29,851,709
	Formosa Taffeta Co. Ltd.	3,135,511	2,876,614
	Formosan Rubber Group, Inc.	1,319,957	992,604
#	Formosan Union Chemical	1,885,843	1,645,271
	Founding Construction & Development Co. Ltd.	1,037,418	663,504
#	Foxconn Technology Co. Ltd.	3,437,142	6,810,703
# *	Franbo Lines Corp.	120,057	106,268
#	Froch Enterprise Co. Ltd.	1,037,734	1,140,616
#	FSP Technology, Inc.	793,292	1,096,171
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	115,265	67,656
	Fubon Financial Holding Co. Ltd.	33,386,173	83,829,889
#	Fulgent Sun International Holding Co. Ltd.	83,000	431,256
	Fullerton Technology Co. Ltd.	529,200	332,881
# *	Fulltech Fiber Glass Corp.	2,135,216	952,322
#	Fwusow Industry Co. Ltd.	1,205,043	1,074,779
#	G Shank Enterprise Co. Ltd.	819,902	1,278,808
#	Gamania Digital Entertainment Co. Ltd.	167,000	359,403
#	Gemtek Technology Corp.	1,950,962	1,993,403
	General Interface Solution Holding Ltd.	922,000	2,835,742
	Getac Holdings Corp.	703,065	1,092,879
# *	Giantplus Technology Co. Ltd.	1,722,100	607,164
#	Gigabyte Technology Co. Ltd.	332,287	1,192,141
	Global Brands Manufacture Ltd.	1,520,154	1,662,324
	Global Lighting Technologies, Inc.	143,000	284,101
#	Global View Co. Ltd.	53,000	60,733
	Globe Union Industrial Corp.	1,330,625	553,834
	Gloria Material Technology Corp.	2,187,116	2,113,984
*	GMI Technology, Inc.	53,000	42,312

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gold Circuit Electronics Ltd.	1,887,965	$5,203,100
	Goldsun Building Materials Co. Ltd.	5,545,171	5,445,910
	Good Will Instrument Co. Ltd.	172,746	168,543
	Gourmet Master Co. Ltd.	184,000	572,485
#	Grand Fortune Securities Co. Ltd.	733,767	465,614
	Grand Ocean Retail Group Ltd.	437,000	239,053
#	Grand Pacific Petrochemical	5,030,000	4,391,203
#	Great China Metal Industry.	842,000	747,290
	Great Wall Enterprise Co. Ltd.	3,115,844	5,554,817
	Greatek Electronics, Inc.	156,000	362,848
* †† ^	Green Energy Technology, Inc.	1,424,880	0
	GTM Holdings Corp.	679,900	618,470
#	Hannstar Board Corp.	2,462,488	3,183,522
#	HannStar Display Corp.	4,818,435	2,115,338
#	HannsTouch Solution, Inc.	3,260,001	1,276,215
#	Hanpin Electron Co. Ltd.	286,000	250,900
	Harmony Electronics Corp.	11,000	15,864
#	Harvatek Corp.	891,553	627,896
	Heran Co. Ltd.	10,000	38,867
	Hey Song Corp.	1,972,500	2,385,350
	Hi-Clearance, Inc.	4,000	20,332
	Highlight Tech Corp.	30,000	53,401
	Highwealth Construction Corp.	1,487,100	2,356,763
#	Hiroca Holdings Ltd.	396,000	681,469
#	Hitron Technology, Inc.	722,098	495,914
#	Ho Tung Chemical Corp.	5,017,475	1,711,931
#	Hocheng Corp.	1,351,300	632,642
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	22,583
	Holy Stone Enterprise Co. Ltd.	214,000	821,375
	Hon Hai Precision Industry Co. Ltd.	39,997,192	137,033,559
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	730,435
	Hong TAI Electric Industrial.	1,260,000	1,286,791
	Hong YI Fiber Industry Co.	753,000	597,014
	Horizon Securities Co. Ltd.	663,000	357,653
	Hsin Kuang Steel Co. Ltd.	15,000	32,286
	Hsing TA Cement Co.	862,614	593,635
*	HTC Corp.	2,469,000	3,878,750
	Hu Lane Associate, Inc.	19,000	65,775
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	1,254,061
	Hua Nan Financial Holdings Co. Ltd.	27,942,507	22,347,117
	Huaku Development Co. Ltd.	793,000	2,476,714
	Huang Hsiang Construction Corp.	624,000	1,167,565
#	Hung Ching Development & Construction Co. Ltd.	857,468	824,535
	Hung Sheng Construction Ltd.	2,227,269	1,905,160
	Huxen Corp.	173,281	303,437
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	31,067
# *	Hwacom Systems, Inc.	270,000	152,401
	IBF Financial Holdings Co. Ltd.	13,458,288	7,298,481
#	Ichia Technologies, Inc.	1,447,260	759,290
# *	I-Chiun Precision Industry Co. Ltd.	1,005,532	1,248,202
	IEI Integration Corp.	56,200	84,349
#	Infortrend Technology, Inc.	1,013,000	511,576
#	Innolux Corp.	43,695,544	19,897,404
#	Inpaq Technology Co. Ltd.	280,250	490,842
	Intai Technology Corp.	12,000	33,624
# *	Integrated Service Technology, Inc.	128,570	214,287
	IntelliEPI, Inc.	5,000	12,466
	International CSRC Investment Holdings Co.	4,051,166	3,177,774
	Inventec Corp.	12,730,277	10,875,368

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Iron Force Industrial Co. Ltd.	24,000	$53,946
	I-Sheng Electric Wire & Cable Co. Ltd.	21,000	30,445
#	ITE Technology, Inc.	798,479	2,571,812
#	ITEQ Corp.	281,000	985,350
#	Jarllytec Co. Ltd.	327,000	708,101
#	Jean Co. Ltd.	442,251	203,797
	Jess-Link Products Co. Ltd.	561,500	738,186
# *	Jinli Group Holdings Ltd.	790,532	278,627
#	Johnson Health Tech Co. Ltd.	117,000	228,248
*	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	29,279
#	K Laser Technology, Inc.	820,601	574,242
#	Kaimei Electronic Corp.	138,000	302,707
#	Kaulin Manufacturing Co. Ltd.	565,656	281,951
	Kedge Construction Co. Ltd.	15,000	27,673
#	KEE TAI Properties Co. Ltd.	1,804,000	747,582
#	Kenda Rubber Industrial Co. Ltd.	797,000	847,049
	Kerry TJ Logistics Co. Ltd.	44,000	66,419
#	Key Ware Electronics Co. Ltd.	198,678	67,627
	Kindom Development Co. Ltd.	2,182,000	2,554,577
	King Chou Marine Technology Co. Ltd.	243,100	280,264
	King Yuan Electronics Co. Ltd.	6,693,805	9,064,285
	King’s Town Bank Co. Ltd.	4,928,012	6,504,800
# *	King’s Town Construction Co. Ltd.	437,380	504,711
	Kinik Co.	69,000	296,692
# *	Kinko Optical Co. Ltd.	659,756	634,872
	Kinpo Electronics	6,347,375	3,003,976
#	Kinsus Interconnect Technology Corp.	1,359,000	7,660,996
#	Ko Ja Cayman Co. Ltd.	53,000	95,168
#	KS Terminals, Inc.	53,000	128,032
#	Kung Sing Engineering Corp.	2,517,875	684,766
	Kuo Toong International Co. Ltd.	1,212,808	876,580
	Kuo Yang Construction Co. Ltd.	199,000	135,199
	Kwong Fong Industries Corp.	481,649	182,800
	Kwong Lung Enterprise Co. Ltd.	167,000	244,371
#	KYE Systems Corp.	1,305,909	440,056
#	L&K Engineering Co. Ltd.	849,000	831,594
*	LAN FA Textile	985,713	332,054
	Lanner Electronics, Inc.	86,000	170,980
#	Largan Precision Co. Ltd.	341,000	19,350,894
	Laster Tech Corp. Ltd.	52,241	53,885
	Leader Electronics, Inc.	347,056	130,075
# *	Lealea Enterprise Co. Ltd.	4,359,941	1,572,381
#	LEE CHI Enterprises Co. Ltd.	952,900	682,243
#	Lelon Electronics Corp.	86,000	169,732
*	Li Cheng Enterprise Co. Ltd.	27,000	22,808
*	Li Peng Enterprise Co. Ltd.	2,595,381	713,499
	Lian HWA Food Corp.	57,200	174,882
#	Lida Holdings Ltd.	316,680	313,150
	Lien Hwa Industrial Holdings Corp.	1,676,815	3,176,246
# *	Lingsen Precision Industries Ltd.	2,153,480	1,513,437
	Lite-On Technology Corp.	11,878,738	26,026,365
	Liton Technology Corp.	52,000	60,512
*	Long Bon International Co. Ltd.	855,880	505,379
	Long Da Construction & Development Corp.	129,000	100,167
#	Longchen Paper & Packaging Co. Ltd.	4,259,304	2,872,225
#	Longwell Co.	247,000	427,845
#	Lotus Pharmaceutical Co. Ltd.	144,000	559,776
	Lu Hai Holding Corp.	51,700	62,938
#	Lucky Cement Corp.	726,000	287,384

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lung Yen Life Service Corp.	47,000	$76,306
#	Macauto Industrial Co. Ltd.	74,000	177,194
#	Macronix International Co. Ltd.	9,784,605	12,449,849
#	Materials Analysis Technology, Inc.	37,000	155,007
#	Mayer Steel Pipe Corp.	840,456	915,109
	Maywufa Co. Ltd.	182,070	128,379
	Mega Financial Holding Co. Ltd.	26,704,796	37,541,771
#	Mercuries & Associates Holding Ltd.	2,248,465	1,552,705
*	Mercuries Life Insurance Co. Ltd.	9,738,405	2,551,615
	Merry Electronics Co. Ltd.	147,074	406,381
	Micro-Star International Co. Ltd.	173,000	698,589
# *	MIN AIK Technology Co. Ltd.	859,600	583,061
#	Mirle Automation Corp.	124,000	167,413
	Mitac Holdings Corp.	3,237,682	3,024,716
#	MOSA Industrial Corp.	240,000	249,427
#	MPI Corp.	388,000	1,166,030
	Nak Sealing Technologies Corp.	31,000	91,702
	Namchow Holdings Co. Ltd.	254,000	410,087
	Nan Pao Resins Chemical Co. Ltd.	9,000	37,138
#	Nan Ren Lake Leisure Amusement Co. Ltd.	608,000	272,397
	Nan Ya Plastics Corp.	13,001,000	37,983,463
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	44,175
#	Nanya Technology Corp.	6,322,000	13,833,974
	Netronix, Inc.	20,000	32,110
#	New Era Electronics Co. Ltd.	168,000	102,093
*	Newmax Technology Co. Ltd.	41,000	41,768
	Nichidenbo Corp.	81,000	143,883
	Nien Hsing Textile Co. Ltd.	647,061	460,304
	Niko Semiconductor Co. Ltd.	35,000	63,677
#	Nishoku Technology, Inc.	194,000	567,503
	Nova Technology Corp.	4,000	22,396
#	O-Bank Co. Ltd.	1,756,604	563,764
	Ocean Plastics Co. Ltd.	80,000	91,748
# *	Optimax Technology Corp.	87,000	57,356
	OptoTech Corp.	1,792,828	2,471,490
# *	Orient Semiconductor Electronics Ltd.	1,657,670	1,062,121
#	Pacific Construction Co.	1,755,452	589,305
	Pacific Hospital Supply Co. Ltd.	75,000	180,760
#	Paiho Shih Holdings Corp.	119,000	141,348
	Pan German Universal Motors Ltd.	12,000	82,585
#	Pan Jit International, Inc.	464,100	1,165,219
#	Pan-International Industrial Corp.	2,265,444	2,517,963
	PChome Online, Inc.	22,000	58,008
#	Pegatron Corp.	10,125,998	23,989,788
	Phison Electronics Corp.	4,000	51,557
#	Pixart Imaging, Inc.	412,000	1,601,714
	Plastron Precision Co. Ltd.	38,156	16,815
	Plotech Co. Ltd.	522,000	456,715
	Posiflex Technology, Inc.	14,000	55,828
	Pou Chen Corp.	8,423,550	8,784,426
	Powertech Technology, Inc.	895,000	2,812,157
	President Securities Corp.	4,670,263	3,277,697
	Primax Electronics Ltd.	313,000	585,612
	Prince Housing & Development Corp.	5,990,018	2,522,766
* †† ^	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	170,000	249,839
#	Prosperity Dielectrics Co. Ltd.	89,000	151,036
	P-Two Industries, Inc.	62,000	68,309
	Qisda Corp.	9,002,171	9,564,854

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	QST International Corp.	15,000	$29,032
#	Qualipoly Chemical Corp.	290,593	397,175
	Quanta Computer, Inc.	5,879,000	16,558,250
	Quanta Storage, Inc.	269,000	358,667
#	Quintain Steel Co. Ltd.	1,230,473	691,924
	Radiant Opto-Electronics Corp.	1,675,000	5,775,196
	Radium Life Tech Co. Ltd.	3,777,226	1,279,235
	Rechi Precision Co. Ltd.	171,000	99,555
#	Rich Development Co. Ltd.	3,070,054	947,428
*	Ritek Corp.	4,053,449	1,221,560
*	Roo Hsing Co. Ltd.	739,000	127,374
	Ruentex Development Co. Ltd.	4,264,372	11,161,031
	Ruentex Industries Ltd.	1,839,780	7,084,713
	Sampo Corp.	1,879,340	1,968,374
	San Fang Chemical Industry Co. Ltd.	23,000	15,728
	San Far Property Ltd.	1,393,560	600,476
	Sanyang Motor Co. Ltd.	2,660,624	2,506,539
	Savior Lifetec Corp.	26,000	16,794
	Scan-D Corp.	33,000	58,098
	Sea Sonic Electronics Co. Ltd.	12,000	21,876
	Senao International Co. Ltd.	33,000	37,824
#	Senao Networks, Inc.	21,000	138,251
	Sercomm Corp.	77,000	214,332
#	Sesoda Corp.	753,279	1,479,597
	Shanghai Commercial & Savings Bank Ltd.	1,369,000	2,258,380
#	Shan-Loong Transportation Co. Ltd.	436,000	572,155
	Sharehope Medicine Co. Ltd.	179,905	187,535
#	Sheng Yu Steel Co. Ltd.	644,000	729,238
	ShenMao Technology, Inc.	34,000	73,322
#	Shih Her Technologies, Inc.	260,000	551,179
*	Shih Wei Navigation Co. Ltd.	785,288	1,160,439
	Shihlin Electric & Engineering Corp.	3,030,000	5,399,996
#	Shin Kong Financial Holding Co. Ltd.	41,055,909	13,575,665
	Shin Zu Shing Co. Ltd.	991,842	2,802,788
# *	Shining Building Business Co. Ltd.	1,544,368	522,599
	Shinkong Insurance Co. Ltd.	1,257,412	2,302,574
#	Shinkong Synthetic Fibers Corp.	6,782,754	4,508,085
	ShunSin Technology Holding Ltd.	87,000	213,792
# *	Shuttle, Inc.	1,866,015	761,150
	Sigurd Microelectronics Corp.	2,497,231	4,732,573
*	Silitech Technology Corp.	49,878	55,258
	Simplo Technology Co. Ltd.	11,000	108,096
	Sincere Navigation Corp.	1,586,242	1,592,931
	Singatron Enterprise Co. Ltd.	56,000	43,046
#	Sinher Technology, Inc.	303,000	382,025
	Sinmag Equipment Corp.	13,000	45,237
#	Sinon Corp.	2,402,877	2,535,063
#	SinoPac Financial Holdings Co. Ltd.	39,462,595	24,301,968
	Sinyi Realty, Inc.	46,000	54,803
	Sirtec International Co. Ltd.	476,200	382,481
#	Siward Crystal Technology Co. Ltd.	794,875	936,572
	Soft-World International Corp.	44,000	125,472
	Solar Applied Materials Technology Corp.	1,564,798	2,571,323
#	Solomon Technology Corp.	406,000	325,243
#	Solteam, Inc.	39,390	83,743
#	Southeast Cement Co. Ltd.	944,700	629,510
#	Spirox Corp.	356,563	333,890
	St Shine Optical Co. Ltd.	5,000	45,034
	Standard Chemical & Pharmaceutical Co. Ltd.	98,000	146,519

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sunonwealth Electric Machine Industry Co. Ltd.	158,000	$203,442
#	Sunrex Technology Corp.	452,108	574,449
	Sunspring Metal Corp.	580,569	521,988
	Supreme Electronics Co. Ltd.	2,690,726	4,169,635
	Swancor Holding Co. Ltd.	9,000	40,211
#	Sweeten Real Estate Development Co. Ltd.	862,114	751,932
	Syncmold Enterprise Corp.	94,000	223,454
	Synmosa Biopharma Corp.	259,904	241,308
	Synnex Technology International Corp.	5,948,550	15,482,270
	Systex Corp.	26,000	71,080
#	Ta Ya Electric Wire & Cable	2,835,717	2,703,329
#	Tah Hsin Industrial Corp.	323,701	865,195
#	TA-I Technology Co. Ltd.	172,500	314,506
# *	Tai Tung Communication Co. Ltd.	508,535	268,815
	Taichung Commercial Bank Co. Ltd.	28,714,595	14,464,478
	TaiDoc Technology Corp.	135,000	1,325,118
#	Taiflex Scientific Co. Ltd.	1,046,960	1,548,829
#	Taimide Tech, Inc.	261,000	481,695
	Tainan Enterprises Co. Ltd.	338,183	210,830
#	Tainan Spinning Co. Ltd.	6,278,485	4,327,314
#	Tai-Saw Technology Co. Ltd.	158,000	199,048
	Taishin Financial Holding Co. Ltd.	43,402,044	28,389,775
#	Taita Chemical Co. Ltd.	1,576,566	1,638,228
#	TAI-TECH Advanced Electronics Co. Ltd.	71,000	246,008
	Taiwan Business Bank	23,023,811	9,871,071
	Taiwan Cement Corp.	19,389,948	30,100,435
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	461,769
	Taiwan Cogeneration Corp.	89,000	115,241
	Taiwan Cooperative Financial Holding Co. Ltd.	28,406,745	27,316,620
	Taiwan Fertilizer Co. Ltd.	2,619,000	6,592,273
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	875,468
#	Taiwan FU Hsing Industrial Co. Ltd.	661,000	930,252
	Taiwan Glass Industry Corp.	5,779,982	4,344,474
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,356,990
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	890,000	1,420,180
* †† ^	Taiwan Kolin Co. Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	4,185,322	380,542
	Taiwan Navigation Co. Ltd.	1,131,000	1,421,560
	Taiwan Paiho Ltd.	66,000	148,960
	Taiwan PCB Techvest Co. Ltd.	1,563,946	2,573,769
	Taiwan Semiconductor Co. Ltd.	59,000	151,232
	Taiwan Shin Kong Security Co. Ltd.	119,390	161,822
	Taiwan Steel Union Co. Ltd.	8,000	27,732
	Taiwan Styrene Monomer	568,000	311,157
#	Taiwan Surface Mounting Technology Corp.	1,414,991	4,963,341
# *	Taiwan TEA Corp.	3,091,092	1,988,154
#	Taiwan Union Technology Corp.	646,000	1,668,095
	Taiyen Biotech Co. Ltd.	615,217	715,526
# *	Tatung Co. Ltd.	4,614,000	5,187,931
	TBI Motion Technology Co. Ltd.	9,000	12,908
	Te Chang Construction Co. Ltd.	16,260	16,753
	Teco Electric & Machinery Co. Ltd.	6,689,725	7,025,557
	Tera Autotech Corp.	24,863	17,010
	Test Research, Inc.	77,000	178,848
	Test Rite International Co. Ltd.	1,140,266	841,886
	Tex-Ray Industrial Co. Ltd.	359,000	165,680
	Thermaltake Technology Co. Ltd.	149,000	151,445
	Thinking Electronic Industrial Co. Ltd.	9,000	37,784
	Thye Ming Industrial Co. Ltd.	55,600	86,756

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ting Sin Co. Ltd.	61,000	$40,137
#	Ton Yi Industrial Corp.	3,768,600	2,009,983
	Tong Hsing Electronic Industries Ltd.	328,000	2,545,985
	Tong Ming Enterprise Co. Ltd.	16,000	28,107
	Tong Yang Industry Co. Ltd.	2,365,000	2,651,016
# *	Tong-Tai Machine & Tool Co. Ltd.	995,447	500,933
	Top Bright Holding Co. Ltd.	5,000	19,349
#	Top Union Electronics Corp.	150,000	125,490
	Topco Scientific Co. Ltd.	11,000	61,932
	Topco Technologies Corp.	18,000	52,945
	Topkey Corp.	80,000	336,113
#	Topoint Technology Co. Ltd.	733,459	822,031
	Toung Loong Textile Manufacturing	102,000	111,666
#	TPK Holding Co. Ltd.	2,074,000	2,390,913
	Transcend Information, Inc.	45,000	107,919
	Tripod Technology Corp.	2,447,000	10,202,986
*	TrueLight Corp.	32,000	23,472
#	Tsann Kuen Enterprise Co. Ltd.	234,000	295,423
	TSC Auto ID Technology Co. Ltd.	2,000	12,870
#	TSRC Corp.	113,000	122,210
	TST Group Holding Ltd.	5,000	23,798
	Tung Ho Steel Enterprise Corp.	3,231,593	6,856,457
	Tung Ho Textile Co. Ltd.	23,000	13,509
#	Turvo International Co. Ltd.	135,000	470,885
#	TXC Corp.	1,462,000	4,448,533
#	TYC Brother Industrial Co. Ltd.	1,499,723	986,296
*	Tycoons Group Enterprise.	2,502,337	911,220
#	Tyntek Corp.	1,533,097	1,114,425
#	UDE Corp.	353,000	485,514
	U-Ming Marine Transport Corp.	1,426,000	3,064,416
#	Unic Technology Corp.	219,000	144,730
*	Union Bank Of Taiwan.	12,502,051	6,807,344
	Unitech Computer Co. Ltd.	477,739	566,679
# *	Unitech Printed Circuit Board Corp.	3,327,466	1,862,101
#	United Microelectronics Corp.	30,424,681	48,332,307
	United Radiant Technology	20,000	11,655
†† ^	Unity Opto Technology Co. Ltd.	2,993,000	78,441
	Univacco Technology, Inc.	46,000	41,805
	Universal Cement Corp.	2,280,583	1,565,062
	Universal, Inc.	97,000	127,488
	Unizyx Holding Corp.	1,663,000	1,580,643
#	UPC Technology Corp.	4,651,598	2,580,215
#	USI Corp.	4,329,827	4,213,692
*	Usun Technology Co. Ltd.	128,100	123,616
	U-Tech Media Corp.	125,000	77,557
	Ve Wong Corp.	912,806	1,024,923
# *	Victory New Materials Ltd. Co.	626,687	219,315
	Wah Hong Industrial Corp.	406,516	433,196
#	Wah Lee Industrial Corp.	1,034,100	3,618,797
#	Walsin Lihwa Corp.	8,686,412	12,944,186
	Walsin Technology Corp.	1,009,000	4,123,737
#	Walton Advanced Engineering, Inc.	1,882,853	926,943
	We & Win Development Co. Ltd.	79,000	29,148
	Wei Chuan Foods Corp.	447,000	339,128
* †† ^	Wei Mon Industry Co. Ltd.	3,885,691	0
#	Weikeng Industrial Co. Ltd.	2,081,490	2,114,748
	Well Shin Technology Co. Ltd.	482,080	700,104
#	Wha Yu Industrial Co. Ltd.	238,000	136,146
#	Winbond Electronics Corp.	16,357,572	14,767,988

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Winmate, Inc.	28,000	$72,148
#	Winstek Semiconductor Co. Ltd.	247,000	349,216
†† ^	Wintek Corp.	20,783,484	241,923
	Wisdom Marine Lines Co. Ltd.	1,300,364	4,001,334
	Wistron Corp.	15,862,343	15,281,899
	Wistron Information Technology & Services Corp.	10,000	29,268
	Wistron NeWeb Corp.	175,000	449,949
#	Wonderful Hi-Tech Co. Ltd.	62,311	72,017
	WPG Holdings Ltd.	9,196,284	16,870,906
#	WT Microelectronics Co. Ltd.	2,321,751	5,595,546
	WUS Printed Circuit Co. Ltd.	857,668	829,800
	Xxentria Technology Materials Corp.	74,000	164,848
	Ya Horng Electronic Co. Ltd.	22,000	32,371
#	Yageo Corp.	288,688	3,896,574
*	Yang Ming Marine Transport Corp.	6,731,000	28,081,198
#	YC INOX Co. Ltd.	1,963,446	2,103,392
	YCC Parts Manufacturing Co. Ltd.	10,000	12,022
#	Yea Shin International Development Co. Ltd.	843,825	668,959
#	Yem Chio Co. Ltd.	2,587,746	1,339,489
#	Yen Sun Technology Corp.	100,000	113,153
#	Yeong Guan Energy Technology Group Co. Ltd.	442,820	1,041,402
	YFC-Boneagle Electric Co. Ltd.	34,000	23,331
#	YFY, Inc.	6,879,847	7,246,868
#	Yi Jinn Industrial Co. Ltd.	1,140,142	698,754
	Yi Shin Textile Industrial Co. Ltd.	7,000	11,259
# *	Yieh Hsing Enterprise Co. Ltd.	216,000	121,406
# *	Yieh Phui Enterprise Co. Ltd.	3,438,265	2,441,826
#	Young Fast Optoelectronics Co. Ltd.	488,000	495,518
#	Youngtek Electronics Corp.	702,047	1,728,356
	Yuanta Financial Holding Co. Ltd.	42,422,994	37,340,411
#	Yuen Chang Stainless Steel Co. Ltd.	161,000	165,457
	Yulon Motor Co. Ltd.	3,250,650	4,326,736
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	528,147
	YungShin Global Holding Corp.	115,000	167,225
#	Zeng Hsing Industrial Co. Ltd.	96,000	450,107
#	Zenitron Corp.	940,000	1,204,442
#	Zero One Technology Co. Ltd.	699,391	982,279
	Zhen Ding Technology Holding Ltd.	3,558,000	12,598,091
#	Zhong Yang Technology Co. Ltd.	49,000	66,357
#	Zig Sheng Industrial Co. Ltd.	1,952,352	913,717
*	Zinwell Corp.	701,000	407,785
	Zippy Technology Corp.	63,000	90,336
	ZongTai Real Estate Development Co. Ltd.	860,159	979,201

TOTAL TAIWAN			2,103,256,765

THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	249,150	170,222
	AAPICO Hitech PCL	1,078,747	737,013
*	Ananda Development PCL	2,744,600	101,771
	AP Thailand PCL	15,209,330	5,240,003
	Bangchak Corp. PCL	6,564,600	6,420,850
*	Bangkok Airways PCL	1,802,800	589,529
	Bangkok Bank PCL	538,300	2,074,616
	Bangkok Bank PCL, NVDR	1,450,853	5,528,068
	Bangkok Insurance PCL	215,128	1,714,743
	Bangkok Land PCL	69,890,896	2,040,610
	Bangkok Life Assurance PCL, NVDR	1,110,200	1,426,242
*	Bangkok Ranch PCL	3,329,500	303,300
	Banpu PCL	28,014,733	10,060,765

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	THAILAND — (Continued)
	Berli Jucker PCL	3,466,500	$3,466,500
*	Better World Green PCL	4,257,100	132,996
	BG Container Glass PCL	161,900	47,270
	Cal-Comp Electronics Thailand PCL, Class F	16,524,035	1,235,081
	Charoen Pokphand Foods PCL	19,777,700	13,916,571
*	Country Group Development PCL	12,272,400	164,826
*	Country Group Holdings PCL, Class F	1,781,200	64,487
*	Demco PCL	1,585,700	152,783
	Do Day Dream PCL	60,600	28,310
	Eastern Water Resources Development & Management PCL, Class F	752,100	165,791
*	Esso Thailand PCL	119,900	32,732
	Finansia Syrus Securities PCL, NVDR	301,500	44,895
	GFPT PCL	3,011,300	1,230,896
	Global Green Chemicals PCL, Class F	436,300	178,342
	Hwa Fong Rubber Thailand PCL	44,400	10,630
	ICC International PCL	2,067,400	1,841,042
	Indorama Ventures PCL	2,557,600	3,379,019
	Interlink Communication PCL	142,500	42,022
	IRPC PCL	43,754,900	4,445,753
*	Italian-Thai Development PCL	21,811,100	1,273,641
	Kasikornbank PCL, NVDR	843,501	3,768,048
	Khon Kaen Sugar Industry PCL	7,495,907	897,320
	Kiatnakin Phatra Bank PCL	920,400	1,941,574
	Krung Thai Bank PCL	12,326,000	5,470,225
	Lalin Property PCL	204,200	55,745
	Lanna Resources PCL	150,500	87,883
	LH Financial Group PCL	9,491,746	368,585
	LPN Development PCL	7,441,902	999,496
*	MBK PCL	963,034	365,531
	Millcon Steel PCL	6,073,500	205,701
*	Nawarat Patanakarn PCL	3,182,100	72,468
	Origin Property PCL, Class F	568,500	182,584
	Polyplex Thailand PCL	1,840,725	1,343,595
*	Power Solution Technologies PCL, Class F	3,438,240	199,769
	Property Perfect PCL	42,170,700	615,631
	Pruksa Holding PCL	4,803,200	1,865,184
	PTT Exploration & Production PCL	6,346,200	27,978,867
	PTT Global Chemical PCL	7,433,041	10,851,155
	PTT PCL	47,991,600	52,545,548
	Quality Houses PCL	20,628,147	1,349,111
	Rojana Industrial Park PCL	4,405,973	810,442
	RPCG Pcl	1,432,400	57,714
	Saha Pathana Inter-Holding PCL	2,248,100	4,299,286
	Saha Pathanapibul PCL	1,052,533	1,974,460
	Sahakol Equipment PCL	1,782,300	107,198
	Saha-Union PCL	1,568,500	1,419,664
	Sansiri PCL	54,046,766	1,846,269
	SC Asset Corp. PCL	9,602,953	1,031,792
	SCB X PCL	2,709,600	9,097,927
	Sena Development PCL	1,331,366	173,369
	Siam Cement PCL (The)	1,372,300	14,824,847
	Siam City Cement PCL	47,200	209,472
	Siamgas & Petrochemicals PCL	444,700	158,404
*	Singha Estate PCL	547,000	31,463
	Somboon Advance Technology PCL	1,478,500	815,873
	SPCG PCL	1,667,100	817,731
	Sri Trang Agro-Industry PCL	2,843,999	2,096,671
*	Srithai Superware PCL	11,102,100	408,428
*	STP & I PCL	5,500,900	761,292

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	7,535,600	$4,818,384
	Super Energy Corp. PCL	106,689,000	2,710,056
	Susco PCL	126,100	12,297
	Syntec Construction PCL	5,229,800	274,851
*	Tata Steel Thailand PCL	2,480,900	102,133
	Thai Oil PCL	4,176,200	6,889,206
	Thai Stanley Electric PCL	31,300	156,272
	Thai Stanley Electric PCL, Class F	170,100	849,258
	Thai Union Group PCL, Class F	1,308,900	645,851
	Thai Wacoal PCL	81,200	82,978
	Thaicom PCL	4,075,500	1,142,330
	Thanachart Capital PCL	1,502,600	1,765,829
	Thitikorn PCL	1,125,800	358,284
	Thoresen Thai Agencies PCL	4,826,600	1,366,950
	TMBThanachart Bank PCL	82,478,709	3,130,579
	TPI Polene PCL	37,463,640	1,640,743
	TPI Polene Power PCL	4,377,799	488,268
	True Corp. PCL	53,335,700	7,505,929
*	Unique Engineering & Construction PCL	979,600	145,867
	Univentures PCL	3,231,600	279,286
	WHA Corp. PCL	446,600	43,812

TOTAL THAILAND			254,776,804

TURKEY — (0.6%)
#	Akbank TAS	15,724,764	9,422,897
*	Albaraka Turk Katilim Bankasi AS	5,086,824	427,296
*	Anadolu Anonim Turk Sigorta Sirketi	2,687,504	1,111,170
	Anadolu Efes Biracilik Ve Malt Sanayii AS	518,364	1,031,266
#	Arcelik AS	240,237	1,087,391
*	Bera Holding AS	83,228	57,995
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	194,146	365,811
	Cimsa Cimento Sanayi VE Ticaret AS	347,145	778,009
#	Dogan Sirketler Grubu Holding AS	2,536,929	589,209
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	635,312	434,255
	Enka Insaat ve Sanayi AS	4,666,048	4,959,922
#	Eregli Demir ve Celik Fabrikalari TAS	1,997,087	4,497,442
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	766,066
*	GSD Holding AS	2,389,068	678,055
	KOC Holding AS	2,486,011	6,723,204
*	Koza Anadolu Metal Madencilik Isletmeleri AS	129,888	273,698
# *	Sekerbank Turk AS	3,403,419	264,780
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	451,739	352,953
*	TAV Havalimanlari Holding AS	217,211	626,704
# *	Turk Hava Yollari AO	3,084,517	8,571,190
	Turkiye Garanti Bankasi AS	12,001,204	12,106,844
# *	Turkiye Halk Bankasi AS	2,906,333	1,056,011
#	Turkiye Is Bankasi AS, Class C	6,354,413	4,502,057
# *	Turkiye Sinai Kalkinma Bankasi AS	8,645,187	1,073,319
	Turkiye Sise ve Cam Fabrikalari AS	4,882,629	5,955,826
# *	Turkiye Vakiflar Bankasi TAO, Class D	3,194,766	956,589
	Ulker Biskuvi Sanayi AS	412,887	463,948
#	Vestel Elektronik Sanayi ve Ticaret AS	319,784	560,077
#	Yapi ve Kredi Bankasi AS	14,660,135	4,797,650

TOTAL TURKEY			74,491,634

UNITED ARAB EMIRATES — (0.8%)
	Abu Dhabi Commercial Bank PJSC	9,425,166	26,054,266
	Abu Dhabi National Insurance Co. PSC	10,000	19,124

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	UNITED ARAB EMIRATES — (Continued)
	Agthia Group PJSC	44,164	$51,266
	Air Arabia PJSC	1,720,410	999,015
*	Ajman Bank PJSC	1,946,865	423,771
	Aldar Properties PJSC	11,530,376	17,666,820
	Amanat Holdings PJSC	1,663,120	472,430
*	Amlak Finance PJSC	368,926	69,967
	Dana Gas PJSC	4,138,518	1,326,490
*	Deyaar Development PJSC	5,815,404	752,140
	Dubai Investments PJSC	4,426,168	3,014,284
*	Emaar Development PJSC	3,658,193	5,118,332
	Emaar Properties PJSC	16,331,161	28,168,833
	Emirates NBD Bank PJSC	2,282,059	9,427,517
*	Eshraq Investments PJSC	4,699,658	633,836
*	Islamic Arab Insurance Co.	229,899	42,905
*	Manazel PJSC	1,193,679	153,959
	National Central Cooling Co. PJSC	242,270	162,568
*	RAK Properties PJSC	5,161,745	1,084,802
	Ras Al Khaimah Ceramics	350,323	264,931
	SHUAA Capital PSC	2,143,594	369,723
*	Union Properties PJSC	3,928,839	298,261

	TOTAL UNITED ARAB EMIRATES		96,575,240

	UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	45,006	261,403

	TOTAL COMMON STOCKS		11,930,955,954

	PREFERRED STOCKS — (0.7%)
	BRAZIL — (0.6%)
	Banco ABC Brasil SA	560,876	1,792,462
Ω	Banco BMG SASeries B	147,500	82,940
	Banco Bradesco SA	8,377,265	30,466,171
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	2,289,115
	Cia Ferro Ligas da Bahia - FERBASA	106,071	979,622
	Eucatex SA Industria e Comercio	282,528	570,890
	Gerdau SA	151,720	858,344
	Grazziotin SA	6,400	42,563
	Marcopolo SA	2,532,543	1,367,710
	Petroleo Brasileiro SA	4,448,873	27,247,823
	Unipar Carbocloro SA Class B	206,326	4,006,780
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,309,071	2,994,689

	TOTAL BRAZIL		72,699,109

	COLOMBIA — (0.1%)
	Grupo Argos SA	374,078	856,278
	Grupo Aval Acciones y Valores SA	251,198	53,946
	Grupo de Inversiones Suramericana SA	829,737	4,593,112

	TOTAL COLOMBIA		5,503,336

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	753,241

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	3,175	186,209

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	4,894,167	$1,497,640

TOTAL PREFERRED STOCKS			80,639,535

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	Norinco International Cooperation Ltd. Rights 04/11/2022	27,840	9,298
*	Orient Securities Co. Ltd. Rights 05/20/2022	684,544	0
*	Zhong An Group Ltd. Rights12/31/22	80,109	0

TOTAL HONG KONG			9,298

MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/2029	973,980	38,033

PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	1,843,575	289,223

SOUTH KOREA — (0.0%)
*	Unitrontech Co. Ltd. Rights 4/26/22	4,742	4,720

THAILAND — (0.0%)
*	MBK PCL Warrants 03/23/2023	38,521	11,247
*	Sena Technologies, Inc. Warrants 03/09/2023	332,842	0
*	TTB W1 Warrants 04/21/2023	824,787	8,429

TOTAL THAILAND			19,676

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	5,086,825	75,369

TOTAL RIGHTS/WARRANTS			436,319

TOTAL INVESTMENT SECURITIES (Cost $9,926,469,161)			12,012,031,808

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	16,857,106	194,986,147

TOTAL INVESTMENTS — (100.0%) (Cost $10,121,461,759)			$12,207,017,955

ADR American Depositary Receipt

GDR Global Depositary Receipt

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

As of April 30, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$35,030,792	$34,365,500	$(665,292)
S&P 500® Emini Index	239	06/17/22	51,464,228	49,323,625	(2,140,603)

Total Futures Contracts			$86,495,020	$83,689,125	$(2,805,895)

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$539,392,039	$116,542	—		$539,508,581
Chile	5,082,063	59,166,540	—		64,248,603
China	263,682,479	3,062,260,052	$5,853,996		3,331,796,527
Colombia	8,120,174	—	—		8,120,174
Czech Republic	—	14,894,531	—		14,894,531
Greece	—	33,786,219	—		33,786,219
Hong Kong	—	343,703	1,892		345,595
Hungary	—	28,413,411	—		28,413,411
India	82,792,570	1,770,655,282	34,390		1,853,482,242
Indonesia	—	239,176,079	377,762		239,553,841
Malaysia	—	235,586,470	590		235,587,060
Mexico	278,367,663	7,525,457	—		285,893,120
Philippines	—	117,465,255	13,802		117,479,057
Poland	—	92,403,575	—		92,403,575
Qatar	—	57,862,179	—		57,862,179
Saudi Arabia	293,126	434,897,924	—		435,191,050
South Africa	62,377,855	446,584,374	—		508,962,229
South Korea	203,241,160	1,349,859,653	965,301		1,554,066,114
Taiwan	22,976,777	2,079,958,509	321,479		2,103,256,765
Thailand	245,678,877	9,097,927	—		254,776,804
Turkey	8,571,190	65,920,444	—		74,491,634
United Arab Emirates	—	96,575,240	—		96,575,240
United Kingdom	—	261,403	—		261,403
Preferred Stocks
Brazil	72,616,169	82,940	—		72,699,109
Colombia	5,503,336	—	—		5,503,336
Philippines	—	753,241	—		753,241
South Korea	—	186,209	—		186,209
Taiwan	—	1,497,640	—		1,497,640
Rights/Warrants
Hong Kong	—	9,298	—		9,298
Malaysia	—	38,033	—		38,033
Philippines	—	289,223	—		289,223
South Korea	—	4,720	—		4,720
Thailand	—	19,676	—		19,676
Turkey	—	75,369	—		75,369
Securities Lending Collateral	—	194,986,147	—		194,986,147
Futures Contracts**	(2,805,895)	—	—		(2,805,895)

TOTAL	$1,795,889,583	$10,400,753,265	$7,569,212	^	$12,204,212,060

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.8%)
	Activision Blizzard, Inc.	22,187	$1,677,337
*	Alphabet, Inc., Class A	7,437	16,972,647
*	Alphabet, Inc., Class C	6,872	15,800,996
*	Altice USA, Inc., Class A	16,481	152,944
*	AMC Networks, Inc., Class A	5,887	192,093
*	Angi, Inc.	3,624	15,982
*	Anterix, Inc.	1,929	99,999
	AT&T, Inc.	261,218	4,926,571
	ATN International, Inc.	3,463	136,789
*	Audacy, Inc.	7,476	18,989
*	Ballantyne Strong, Inc.	2,726	8,314
*	Bandwidth, Inc., Class A	1,100	24,332
*	Beasley Broadcast Group, Inc., Class A	7,857	13,278
*	Boston Omaha Corp., Class A	2,533	52,788
	Cable One, Inc.	699	815,174
*	Cargurus, Inc.	7,733	252,714
*	Cars.com, Inc.	8,924	99,235
*	Charter Communications, Inc., Class A	5,556	2,380,690
	Cogent Communications Holdings, Inc.	4,641	271,499
	Comcast Corp., Class A	157,949	6,280,052
*	comScore, Inc.	10,011	20,222
*	Consolidated Communications Holdings, Inc.	11,459	68,181
*»	Contra Costa Communications	99	0
*	Cumulus Media, Inc., Class A	633	8,716
*	Daily Journal Corp.	107	27,515
	DallasNews Corp.	4,771	31,489
*	DHI Group, Inc.	18,567	103,233
#*	DISH Network Corp., Class A	22,673	646,407
*	EchoStar Corp., Class A	8,530	199,176
	Electronic Arts, Inc.	10,633	1,255,226
	Entravision Communications Corp., Class A	4,905	25,359
#*	Eventbrite, Inc., Class A	1,632	17,267
*	EW Scripps Co., Class A	9,868	162,427
*	Facebook, Inc., Class A	106,788	21,407,790
#*	Fluent, Inc.	3,691	4,946
	Fox Corp., Class A	24,305	871,091
	Fox Corp., Class B	17,676	587,550
*	Gaia, Inc.	1,300	6,422
*	Gannett Co., Inc.	11,700	46,917
	Gray Television, Inc.	14,857	275,152
*	Hemisphere Media Group, Inc.	1,613	6,275
*	IDT Corp., Class B	3,200	84,736
*	iHeartMedia, Inc., Class A	12,939	206,895
*	IMAX Corp.	8,607	136,163
	Interpublic Group of Cos., Inc.	40,404	1,317,978
*	Iridium Communications, Inc.	17,980	642,066
	John Wiley & Sons, Inc., Class A	7,363	374,703
	John Wiley & Sons, Inc., Class B	312	16,009
*	Lee Enterprises, Inc.	1,083	26,100
*	Liberty Broadband Corp., Class A	1,324	142,542
*	Liberty Broadband Corp., Class C	7,951	889,081
*	Liberty Latin America Ltd., Class A	9,637	89,046
*	Liberty Latin America Ltd., Class C	28,102	259,662

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Media Corp.-Liberty Braves, Class A	363	$9,536
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	104,131
*	Liberty Media Corp.-Liberty Formula One, Class A	2,870	164,795
*	Liberty Media Corp.-Liberty Formula One, Class C	20,664	1,287,987
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,298	221,615
*	Liberty Media Corp.-Liberty SiriusXM, Class C	11,550	483,714
#*	Lions Gate Entertainment Corp., Class A	9,595	129,437
*	Lions Gate Entertainment Corp., Class B	18,363	230,823
*	Live Nation Entertainment, Inc.	8,075	846,906
*	Loyalty Ventures, Inc.	742	9,490
#	Lumen Technologies, Inc.	111,178	1,118,451
*	Madison Square Garden Entertainment Corp.	2,700	197,775
*	Marchex, Inc., Class B	3,200	5,568
#*	Marcus Corp.	1,500	23,595
*	Match Group, Inc.	9,505	752,321
††	Media General, Inc.	13,638	1,687
#	National CineMedia, Inc.	3,742	8,270
*	Netflix, Inc.	6,342	1,207,263
	New York Times Co., Class A	12,471	477,889
	News Corp., Class A	28,718	570,339
	News Corp., Class B	17,089	340,242
	Nexstar Media Group, Inc., Class A	6,119	969,372
	Omnicom Group, Inc.	20,734	1,578,479
*	Ooma, Inc.	2,349	30,161
#	Paramount Global, Class A	1,096	34,579
#	Paramount Global, Class B	38,481	1,120,567
*	Pinterest, Inc., Class A	4,902	100,589
*	QuinStreet, Inc.	6,390	60,769
*	Reading International, Inc., Class A	4,944	19,727
*	Roku, Inc.	2,607	242,190
	Scholastic Corp.	5,012	184,692
*	Sciplay Corp., Class A	1,500	20,040
	Shenandoah Telecommunications Co.	9,059	182,992
	Sinclair Broadcast Group, Inc., Class A	4,222	93,897
#	Sirius XM Holdings, Inc.	48,463	290,778
*	Snap, Inc., Class A	5,599	159,348
	Spok Holdings, Inc.	2,587	17,799
*	Spotify Technology SA	1,911	194,253
#*	Take-Two Interactive Software, Inc.	5,673	677,980
*	TechTarget, Inc.	1,775	119,475
	TEGNA, Inc.	34,128	752,522
	Telephone & Data Systems, Inc.	17,703	324,319
#*	Telesat Corp.	2,140	24,054
*	Thryv Holdings, Inc.	1,256	32,442
*	T-Mobile U.S., Inc.	22,150	2,727,551
*	Townsquare Media, Inc., Class A	1,300	14,170
*	Travelzoo	2,000	13,800
*	TripAdvisor, Inc.	9,219	236,652
*	TrueCar, Inc.	5,050	18,079
*	Twitter, Inc.	27,135	1,330,158
*	U.S. Cellular Corp.	6,507	187,271
	Verizon Communications, Inc.	233,467	10,809,522
*	Walt Disney Co.	29,932	3,341,309
*	Warner Bros Discovery, Inc.	100,361	1,821,552
	Warner Music Group Corp., Class A	3,624	107,886
*	WideOpenWest, Inc.	980	19,649
#	World Wrestling Entertainment, Inc., Class A	5,446	317,992
*	Yelp, Inc.	9,440	307,083
*	Zedge, Inc., Class B	300	1,542

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	7,345	$649,004
*	Zynga, Inc., Class A	85,388	706,159

TOTAL COMMUNICATION SERVICES			118,181,002

CONSUMER DISCRETIONARY — (12.8%)
*	Cheesecake Factory, Inc.	6,689	246,891
*	1-800-Flowers.com, Inc., Class A	5,186	52,897
#*	2U, Inc.	6,939	69,251
	Aaron’s Co., Inc.	4,332	88,936
*	Abercrombie & Fitch Co., Class A	10,546	364,681
	Acushnet Holdings Corp.	10,245	417,381
*	Adient PLC	12,647	431,769
	ADT, Inc.	38,861	266,198
*	Adtalem Global Education, Inc.	9,323	273,257
	Advance Auto Parts, Inc.	4,334	865,196
*	Amazon.com, Inc.	14,467	35,959,609
*	American Axle & Manufacturing Holdings, Inc.	8,637	57,177
#	American Eagle Outfitters, Inc.	27,268	412,019
*	American Outdoor Brands, Inc.	1,000	12,600
*	American Public Education, Inc.	1,104	21,462
*	America’s Car-Mart, Inc.	1,100	88,935
*	Aptiv PLC	7,875	837,900
	Aramark.	21,930	794,962
*	Ark Restaurants Corp.	120	2,160
	Arko Corp.	5,886	54,563
*	Asbury Automotive Group, Inc.	3,077	565,276
	Autoliv, Inc.	13,399	987,238
*	AutoNation, Inc.	9,748	1,129,891
*	AutoZone, Inc.	754	1,474,424
*	Barnes & Noble Education, Inc.	189	575
	Bassett Furniture Industries, Inc.	1,200	19,872
	Bath & Body Works, Inc.	5,861	309,988
*	BBQ Holdings, Inc.	1,022	14,747
*	Beazer Homes USA, Inc.	4,142	62,461
#*	Bed Bath & Beyond, Inc.	10,472	142,524
	Best Buy Co., Inc.	24,808	2,230,983
	Big Lots, Inc.	6,301	194,701
#	Bloomin’ Brands, Inc.	11,019	242,308
	Bluegreen Vacations Holding Corp.	1,907	50,154
*	Booking Holdings, Inc.	423	934,961
*	Boot Barn Holdings, Inc.	4,393	395,634
	BorgWarner, Inc.	28,072	1,033,892
*	Bright Horizons Family Solutions, Inc.	3,733	426,458
*	Brinker International, Inc.	3,652	132,677
	Brunswick Corp.	11,366	859,383
	Buckle, Inc.	7,967	247,455
	Build-A-Bear Workshop, Inc.	1,000	18,940
*	Burlington Stores, Inc.	4,483	912,559
	Caleres, Inc.	5,590	128,179
#	Camping World Holdings, Inc., Class A	4,673	120,003
*	Capri Holdings Ltd.	15,709	749,319
#*	CarMax, Inc.	11,290	968,456
#*	Carnival Corp.	42,492	735,112
#*	CarParts.com, Inc.	3,375	20,216
	Carriage Services, Inc.	2,352	100,877
	Carrols Restaurant Group, Inc.	7,099	11,358
	Carter’s, Inc.	6,367	536,356
*	Carvana Co.	274	15,881
	Cato Corp., Class A	3,700	50,135

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	1,219	$287,989
	Century Communities, Inc.	5,591	294,758
*	Charles & Colvard Ltd.	4,976	6,966
*	Chegg, Inc.	4,035	99,826
#*	Chewy, Inc., Class A	3,547	103,076
*	Chico’s FAS, Inc.	23,800	126,140
*	Children’s Place, Inc.	1,931	89,463
*	Chipotle Mexican Grill, Inc.	1,051	1,529,846
	Choice Hotels International, Inc.	4,735	665,078
#*	Citi Trends, Inc.	1,812	50,682
	Columbia Sportswear Co.	7,163	588,512
#*	Conn’s, Inc.	4,758	74,463
*	Container Store Group, Inc.	6,390	48,884
††	Contra Zagg, Inc.	4,298	387
#	Cracker Barrel Old Country Store, Inc.	3,493	387,688
*	Crocs, Inc.	8,413	558,876
	Crown Crafts, Inc.	1,422	8,902
	Culp, Inc.	1,771	11,441
	Dana, Inc.	22,857	338,512
	Darden Restaurants, Inc.	11,210	1,476,693
*	Dave & Buster’s Entertainment, Inc.	6,388	290,654
*	Deckers Outdoor Corp.	3,548	942,881
*	Delta Apparel, Inc.	600	17,388
#*	Denny’s Corp.	5,995	76,856
#	Designer Brands, Inc., Class A	4,792	66,225
	Dick’s Sporting Goods, Inc.	10,157	979,338
	Dillard’s, Inc., Class A	2,850	865,858
	Dine Brands Global, Inc.	1,571	112,625
*	Dixie Group, Inc.	9,307	25,687
	Dollar General Corp.	10,572	2,511,167
*	Dollar Tree, Inc.	15,811	2,568,497
	Domino’s Pizza, Inc.	1,298	438,724
*	Dorman Products, Inc.	4,567	450,854
	DR Horton, Inc.	30,165	2,099,182
	eBay, Inc.	31,387	1,629,613
	Educational Development Corp.	308	2,017
*	El Pollo Loco Holdings, Inc.	4,262	45,390
#*	Envela Corp.	5,655	30,707
	Escalade, Inc.	1,450	19,068
	Ethan Allen Interiors, Inc.	4,083	96,930
*	Etsy, Inc.	7,486	697,620
*	Expedia Group, Inc.	1,890	330,278
*	Fiesta Restaurant Group, Inc.	1,467	9,976
*	Five Below, Inc.	6,383	1,002,769
#	Flexsteel Industries, Inc.	1,153	25,009
*	Floor & Decor Holdings, Inc., Class A	12,043	960,068
	Foot Locker, Inc.	15,240	446,684
	Ford Motor Co.	138,704	1,964,049
*	Fossil Group, Inc.	7,394	73,053
*	Fox Factory Holding Corp.	3,452	282,650
	Franchise Group, Inc.	1,525	56,867
*	frontdoor, Inc.	7,821	241,747
*	Funko, Inc., Class A	3,500	57,015
#	Gap, Inc.	38,508	478,269
	Garmin Ltd.	9,066	994,903
*	Garrett Motion, Inc.	2,775	18,509
*	General Motors Co.	55,601	2,107,834
*	Genesco, Inc.	3,112	193,037
	Gentex Corp.	32,760	961,506

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Gentherm, Inc.	4,760	$320,919
	Genuine Parts Co.	9,038	1,175,392
*	G-III Apparel Group Ltd.	6,928	183,453
*	Good Times Restaurants, Inc.	4,704	15,900
*	Goodyear Tire & Rubber Co.	36,159	481,638
*	GoPro, Inc., Class A	8,423	75,133
	Graham Holdings Co., Class B	687	406,958
*	Grand Canyon Education, Inc.	6,048	580,427
*	Green Brick Partners, Inc.	5,861	115,462
	Group 1 Automotive, Inc.	3,118	542,969
	Guess?, Inc.	11,916	267,753
#	H&R Block, Inc.	20,928	545,593
#	Hamilton Beach Brands Holding Co., Class A	1,000	9,360
	Hanesbrands, Inc.	48,867	647,976
	Harley-Davidson, Inc.	22,887	834,231
	Hasbro, Inc.	10,585	932,115
#	Haverty Furniture Cos., Inc.	3,679	91,350
*	Helen of Troy Ltd.	3,202	686,861
	Hibbett, Inc.	2,831	122,243
*	Hilton Grand Vacations, Inc.	5,148	241,081
*	Hilton Worldwide Holdings, Inc.	5,579	866,363
	Home Depot, Inc.	36,334	10,914,734
	Hooker Furnishings Corp.	1,478	24,919
*	Hyatt Hotels Corp., Class A	4,105	389,811
#*	iMedia Brands, Inc.	5,195	19,170
	Installed Building Products, Inc.	4,932	396,878
*	iRobot Corp.	3,767	190,799
#	Jack in the Box, Inc.	1,903	157,492
	Jerash Holdings US, Inc.	1,557	8,704
	Johnson Outdoors, Inc., Class A	1,404	107,378
	KB Home	13,011	421,947
	Kohl’s Corp.	20,192	1,168,713
	Kontoor Brands, Inc.	5,264	209,139
*	Lakeland Industries, Inc.	1,000	16,180
*	Lands’ End, Inc.	4,280	60,006
	Laureate Education, Inc., Class A	16,416	185,993
	La-Z-Boy, Inc.	7,281	191,345
#*	Lazydays Holdings, Inc.	1,319	25,628
	LCI Industries	3,843	374,001
	Lear Corp.	8,005	1,024,160
*	Legacy Housing Corp.	1,336	23,407
	Leggett & Platt, Inc.	18,744	667,849
	Lennar Corp., Class A	18,892	1,445,049
	Lennar Corp., Class B	1,637	106,732
#	Levi Strauss & Co., Class A	11,019	199,554
*	LGI Homes, Inc.	3,499	327,891
	Lifetime Brands, Inc.	3,105	39,185
*	Lincoln Educational Services Corp.	3,900	27,885
*	Liquidity Services, Inc.	3,459	49,879
	Lithia Motors, Inc.	3,529	999,166
*	Live Ventures, Inc.	401	15,318
	LKQ Corp.	14,452	717,253
*	LL Flooring Holdings, Inc.	2,267	31,307
*	Lovesac Co.	1,664	72,950
	Lowe’s Cos., Inc.	8,352	1,651,441
*	Lululemon Athletica, Inc.	5,186	1,839,111
*	M/I Homes, Inc.	696	30,819
	Macy’s, Inc.	39,729	960,250
*	Malibu Boats, Inc., Class A	3,128	157,307

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Marine Products Corp.	5,029	$59,040
*	MarineMax, Inc.	3,867	158,238
*	Marriott International, Inc., Class A	9,156	1,625,373
	Marriott Vacations Worldwide Corp.	4,685	699,611
*	MasterCraft Boat Holdings, Inc.	2,329	56,059
*	Mattel, Inc.	40,787	991,532
	McDonald’s Corp.	9,488	2,364,030
	MDC Holdings, Inc.	11,761	434,099
*	Meritage Homes Corp.	5,126	423,151
*	Modine Manufacturing Co.	5,909	46,681
*	Mohawk Industries, Inc.	6,832	963,722
	Monro, Inc.	5,228	239,076
*	Motorcar Parts of America, Inc.	2,723	41,417
	Movado Group, Inc.	2,400	86,328
	Murphy USA, Inc.	4,942	1,154,451
	Nathan’s Famous, Inc.	600	28,422
#*	National Vision Holdings, Inc.	9,847	370,740
*	Nautilus, Inc.	2,810	8,458
*	Nephros, Inc.	900	3,582
	NIKE, Inc., Class B	46,732	5,827,480
*	Noodles & Co.	2,751	15,323
	Nordstrom, Inc.	13,876	356,613
*	Norwegian Cruise Line Holdings Ltd.	22,901	458,707
#*	Nova Lifestyle, Inc.	7,592	8,048
*	NVR, Inc.	340	1,487,911
*	ODP Corp.	8,195	352,631
#*	Ollie’s Bargain Outlet Holdings, Inc.	7,765	373,108
#*	OneSpaWorld Holdings Ltd.	1,038	10,422
*	O’Reilly Automotive, Inc.	1,363	826,728
	Oxford Industries, Inc.	2,746	246,042
	Papa John’s International, Inc.	2,782	253,301
#*	Party City Holdco, Inc.	6,428	19,863
	Patrick Industries, Inc.	3,766	234,434
*	Peloton Interactive, Inc., Class A	3,135	55,051
	Penske Automotive Group, Inc.	8,086	847,575
*	Perdoceo Education Corp.	8,848	98,921
#	PetMed Express, Inc.	3,666	80,285
*	Planet Fitness, Inc., Class A	5,527	442,326
*	Playa Hotels & Resorts NV	11,615	109,646
#	Polaris, Inc.	7,671	728,285
	Pool Corp.	2,678	1,085,179
	PulteGroup, Inc.	30,437	1,271,049
#*	Purple Innovation, Inc.	4,327	17,827
	PVH Corp.	7,338	534,060
*	Quotient Technology, Inc.	10,037	53,296
	Qurate Retail, Inc., Class A	39,480	166,211
	Ralph Lauren Corp.	3,683	384,284
*	Red Robin Gourmet Burgers, Inc.	900	11,871
	Rent-A-Center, Inc.	8,566	206,612
*	Revolve Group, Inc.	4,150	175,379
*	RH	2,078	698,457
	Rocky Brands, Inc.	402	15,481
	Ross Stores, Inc.	31,626	3,155,326
#*	Royal Caribbean Cruises Ltd.	11,636	904,466
*	Sally Beauty Holdings, Inc.	14,491	219,104
*	SeaWorld Entertainment, Inc.	7,087	477,947
	Service Corp. International	23,706	1,555,351
*	Shake Shack, Inc., Class A	2,351	135,958
	Shoe Carnival, Inc.	4,460	134,647

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Shutterstock, Inc.	4,844	$366,788
#	Signet Jewelers Ltd.	8,025	563,355
*	Six Flags Entertainment Corp.	4,787	183,198
*	Skechers USA, Inc., Class A	14,128	541,102
*	Skyline Champion Corp.	7,662	391,068
*	Sleep Number Corp.	1,758	71,304
	Sonic Automotive, Inc., Class A	4,084	173,774
#*	Sonos, Inc.	13,705	312,748
*	Sportsman’s Warehouse Holdings, Inc.	2,963	28,474
	Standard Motor Products, Inc.	3,872	165,257
	Starbucks Corp.	13,795	1,029,659
	Steven Madden Ltd.	10,477	430,186
#*	Stitch Fix, Inc., Class A	1,767	16,787
*	Stoneridge, Inc.	5,645	111,263
	Strategic Education, Inc.	3,173	204,976
*	Strattec Security Corp.	200	7,090
*	Stride, Inc.	7,870	309,291
	Superior Group of Cos., Inc.	1,686	26,807
*	Sypris Solutions, Inc.	4,022	8,607
	Tapestry, Inc.	35,562	1,170,701
	Target Corp.	22,201	5,076,259
*	Taylor Morrison Home Corp.	19,866	520,291
	Tempur Sealy International, Inc.	20,657	560,011
*	Tenneco, Inc., Class A.	4,660	80,012
*	Terminix Global Holdings, Inc.	14,400	660,816
*	Tesla, Inc.	5,130	4,466,999
	Texas Roadhouse, Inc.	7,177	590,882
#	Thor Industries, Inc.	7,247	554,758
	Tilly’s, Inc., Class A	1,998	17,622
	TJX Cos., Inc.	49,123	3,010,257
	Toll Brothers, Inc.	12,854	596,040
*	TopBuild Corp.	4,648	841,939
	Tractor Supply Co.	10,607	2,136,780
	Travel & Leisure Co.	8,926	495,214
*	TravelCenters of America, Inc.	1,298	49,337
*	Tri Pointe Homes, Inc.	18,514	382,684
#*	Tupperware Brands Corp.	1,750	30,765
*	Ulta Beauty, Inc.	5,435	2,156,608
*	Under Armour, Inc., Class A	16,599	254,961
*	Under Armour, Inc., Class C	22,263	315,912
*	Unifi, Inc.	2,302	33,770
*	Universal Electronics, Inc.	2,569	75,786
*	Universal Technical Institute, Inc.	1,356	14,048
*	Urban Outfitters, Inc.	15,915	378,777
	Vail Resorts, Inc.	2,744	697,415
*	Vera Bradley, Inc.	4,815	29,612
	VF Corp.	27,994	1,455,688
#*	Victoria’s Secret & Co.	1,953	92,025
*	Visteon Corp.	3,476	363,972
*	VOXX International Corp.	2,097	15,874
#*	Wayfair, Inc., Class A	2,522	194,043
	Wendy’s Co.	29,829	589,421
	Weyco Group, Inc.	1,047	25,767
	Whirlpool Corp.	7,716	1,400,608
#	Williams-Sonoma, Inc.	8,717	1,137,394
	Wingstop, Inc.	3,132	287,392
	Winmark Corp.	400	81,280
#	Winnebago Industries, Inc.	5,225	277,866
	Wolverine World Wide, Inc.	11,074	219,487

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	WW International, Inc.	1,243	$12,169
	Wyndham Hotels & Resorts, Inc.	5,094	448,068
#*	XPEL, Inc.	1,503	65,035
*	YETI Holdings, Inc.	8,499	415,346
	Yum! Brands, Inc.	9,474	1,108,553
*	Zumiez, Inc.	4,107	150,439

TOTAL CONSUMER DISCRETIONARY.			194,722,682

CONSUMER STAPLES — (6.4%)
	Albertsons Cos., Inc., Class A	7,605	237,884
	Alico, Inc.	400	15,868
	Andersons, Inc.	5,770	289,827
	Archer-Daniels-Midland Co.	28,219	2,527,294
	B&G Foods, Inc.	10,036	270,269
*	BellRing Brands, Inc.	15,438	330,836
*	BJ’s Wholesale Club Holdings, Inc.	14,696	945,688
	Bunge Ltd.	19,243	2,176,768
	Calavo Growers, Inc.	1,853	67,153
	Cal-Maine Foods, Inc.	6,197	332,965
	Campbell Soup Co.	40,129	1,894,891
	Casey’s General Stores, Inc.	5,089	1,024,416
*	Central Garden & Pet Co.	1,889	82,719
*	Central Garden & Pet Co., Class A	8,180	338,488
*	Chefs’ Warehouse, Inc.	5,711	209,023
	Clorox Co.	6,684	958,953
	Coca-Cola Co.	158,210	10,221,948
	Coca-Cola Consolidated, Inc.	1,254	553,641
	Coffee Holding Co., Inc.	2,117	6,393
	Colgate-Palmolive Co.	27,245	2,099,227
	Conagra Brands, Inc.	27,532	961,693
	Costco Wholesale Corp.	16,158	8,591,532
*	Coty, Inc., Class A	62,020	502,982
*	Cyanotech Corp.	5,506	15,857
*	Darling Ingredients, Inc.	19,145	1,405,052
	Edgewell Personal Care Co.	6,362	242,647
*	elf Beauty, Inc.	7,804	189,871
	Energizer Holdings, Inc.	9,095	275,488
	Estee Lauder Cos., Inc., Class A	7,071	1,867,168
*	Farmer Bros Co.	792	4,974
	Flowers Foods, Inc.	27,084	718,268
	Fresh Del Monte Produce, Inc.	7,160	186,518
#*	Freshpet, Inc.	2,649	247,284
	General Mills, Inc.	36,764	2,600,318
#*	Grocery Outlet Holding Corp.	10,828	364,579
*	Hain Celestial Group, Inc.	13,180	442,057
*	Herbalife Nutrition Ltd.	9,000	239,220
	Hormel Foods Corp.	23,828	1,248,349
*	Hostess Brands, Inc.	20,902	474,266
	Ingles Markets, Inc., Class A	2,804	261,108
	Ingredion, Inc.	8,897	757,224
	Inter Parfums, Inc.	4,043	330,434
	J M Smucker Co.	7,664	1,049,431
	J&J Snack Foods Corp.	2,427	363,322
	John B. Sanfilippo & Son, Inc.	1,772	137,578
	Kellogg Co.	31,888	2,184,328
	Keurig Dr Pepper, Inc.	14,353	536,802
	Kimberly-Clark Corp.	12,392	1,720,381
	Kraft Heinz Co.	25,598	1,091,243
	Kroger Co.	73,736	3,978,795

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Lamb Weston Holdings, Inc.	12,729	$841,387
	Lancaster Colony Corp.	2,472	383,605
*	Landec Corp.	3,686	36,676
*	Lifevantage Corp.	1,400	5,460
#*	Lifeway Foods, Inc.	2,012	11,509
	Limoneira Co.	1,403	16,752
	McCormick & Co., Inc.	12,410	1,248,074
	McCormick & Co., Inc.	180	18,319
	Medifast, Inc.	1,536	273,961
*	Monster Beverage Corp.	6,775	580,482
	National Beverage Corp.	9,265	408,401
*	Natural Alternatives International, Inc.	920	9,007
	Natural Grocers by Vitamin Cottage, Inc.	2,161	44,063
*	Nature’s Sunshine Products, Inc.	1,300	21,528
	Nu Skin Enterprises, Inc., Class A	9,181	391,478
	Ocean Bio-Chem, Inc.	1,697	13,169
	Oil-Dri Corp. of America	877	21,881
	PepsiCo, Inc.	62,829	10,788,368
*	Pilgrim’s Pride Corp.	17,841	505,792
*	Post Holdings, Inc.	9,291	691,157
	PriceSmart, Inc.	4,237	336,630
#	Reynolds Consumer Products, Inc.	8,010	237,016
#*	Rite Aid Corp.	2,900	18,473
#*	S&W Seed Co.	2,800	3,864
	Sanderson Farms, Inc.	2,916	552,203
	Seaboard Corp.	109	460,524
*	Seneca Foods Corp., Class A	1,000	54,250
*»	Seneca Foods Corp., Class B	301	16,796
*	Simply Good Foods Co.	13,307	554,237
	SpartanNash Co.	4,806	164,750
	Spectrum Brands Holdings, Inc.	5,271	448,404
*	Sprouts Farmers Market, Inc.	18,120	539,976
#*	Summer Infant, Inc.	1,391	16,469
	Sysco Corp.	34,936	2,986,329
#	Tootsie Roll Industries, Inc.	3,624	126,949
*	TreeHouse Foods, Inc.	9,400	296,100
	Tyson Foods, Inc., Class A	22,012	2,050,638
*	U.S. Foods Holding Corp.	25,461	957,843
*	United Natural Foods, Inc.	9,090	390,234
	United-Guardian, Inc.	3,800	81,852
*	USANA Health Sciences, Inc.	3,684	282,415
	Village Super Market, Inc., Class A	770	17,856
*	Vital Farms, Inc.	1,229	14,133
	Walgreens Boots Alliance, Inc.	39,466	1,673,358
	Walmart, Inc.	66,726	10,208,411
#	WD-40 Co.	1,271	233,839
	Weis Markets, Inc.	4,404	351,791

TOTAL CONSUMER STAPLES			96,959,429

ENERGY — (2.7%)
	Adams Resources & Energy, Inc.	99	3,848
*	Alto Ingredients, Inc.	10,500	60,585
	Archrock, Inc.	34,374	299,398
*	Ardmore Shipping Corp.	4,312	26,864
	Baker Hughes Co.	39,167	1,214,960
	Brigham Minerals, Inc., Class A	2,277	56,424
*	Bristow Group, Inc.	1,720	51,290
	Cactus, Inc., Class A	5,509	275,064
*	Centrus Energy Corp., Class A	1,247	34,617

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	ChampionX Corp.	32,410	$683,851
	Cheniere Energy, Inc.	10,094	1,370,866
*	Clean Energy Fuels Corp.	31,215	182,920
	ConocoPhillips	29,319	2,800,551
	Core Laboratories NV	7,242	188,292
	CVR Energy, Inc.	12,089	303,071
*	Delek U.S. Holdings, Inc.	13,903	336,453
	DHT Holdings, Inc.	30,018	168,701
*	DMC Global, Inc.	2,624	52,454
	Dorian LPG Ltd.	8,692	127,946
*	Dril-Quip, Inc.	4,462	128,863
*	DTE Midstream LLC	6,398	343,893
#*	Earthstone Energy, Inc., Class A	3,814	51,451
	EnLink Midstream LLC	59,536	587,620
	Epsilon Energy Ltd.	14,303	105,842
	Equitrans Midstream Corp.	67,212	528,286
	Evolution Petroleum Corp.	4,751	29,979
#*	Expro Group Holdings NV	11,912	182,015
*	Exterran Corp.	731	4,964
*	Geospace Technologies Corp.	900	5,202
#*	Green Plains, Inc.	6,080	170,666
*	Gulf Island Fabrication, Inc.	11,379	42,330
	Halliburton Co.	52,552	1,871,902
*	Helix Energy Solutions Group, Inc.	21,367	87,818
	Helmerich & Payne, Inc.	13,850	637,516
*	HF Sinclair Corp.	21,390	813,248
	International Seaways, Inc.	5,977	126,294
	Kinder Morgan, Inc.	91,747	1,665,208
	Kinetik Holdings, Inc., Class A	330	23,480
*	Kosmos Energy Ltd.	59,300	400,868
*	Liberty Energy, Inc., Class A	22,659	365,716
	Marathon Petroleum Corp.	33,181	2,895,374
*	Mexco Energy Corp.	1,500	24,075
*	Nabors Industries Ltd.	554	85,659
*	National Energy Services Reunited Corp.	3,800	25,422
*	Natural Gas Services Group, Inc.	200	2,456
*	NCS Multistage Holdings, Inc.	500	23,840
	New Fortress Energy, Inc.	2,455	95,205
*	Newpark Resources, Inc.	5,878	20,514
*	NexTier Oilfield Solutions, Inc.	29,571	326,168
#	Nordic American Tankers Ltd.	15,905	40,717
	NOV, Inc.	51,357	931,102
	Occidental Petroleum Corp.	58,591	3,227,778
*	Oceaneering International, Inc.	13,744	155,720
*	Oil States International, Inc.	9,683	65,457
	ONEOK, Inc.	26,668	1,688,884
*	Overseas Shipholding Group, Inc., Class A	7,143	14,857
*	Par Pacific Holdings, Inc.	7,179	105,316
	Patterson-UTI Energy, Inc.	20,941	344,270
*	PBF Energy, Inc., Class A	14,613	424,654
	Phillips 66	20,069	1,741,186
#	PHX Minerals, Inc.	8,160	28,642
	Pioneer Natural Resources Co.	7,726	1,796,063
*	ProPetro Holding Corp.	15,107	213,613
*	Renewable Energy Group, Inc.	5,724	349,507
*	REX American Resources Corp.	885	74,898
*	RPC, Inc.	12,300	127,182
*	SandRidge Energy, Inc.	11,030	204,827
	Schlumberger NV	63,237	2,466,875

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Select Energy Services, Inc., Class A	10,598	$82,240
	SFL Corp. Ltd.	2,373	23,540
#*	SilverBow Resources, Inc.	1,600	58,560
	Targa Resources Corp.	30,556	2,243,116
*	TechnipFMC PLC	51,251	354,657
*	Teekay Tankers Ltd., Class A	1,612	25,808
*	Tellurian, Inc.	13,290	66,184
*	TETRA Technologies, Inc.	9,232	33,974
	Texas Pacific Land Corp.	522	713,365
*	Tidewater, Inc.	3,503	69,920
*	Transocean Ltd.	17,734	66,680
*	U.S. Silica Holdings, Inc.	10,515	195,369
#*	Uranium Energy Corp.	25,462	108,214
	Valero Energy Corp.	24,720	2,755,786
*	Weatherford International PLC	5,769	186,223
	Whiting Petroleum Corp.	3,010	219,881
	World Fuel Services Corp.	9,771	236,654

TOTAL ENERGY.			41,351,748

FINANCIALS — (15.7%)
	1st Source Corp.	4,346	188,051
	ACNB Corp.	303	10,372
	Affiliated Managers Group, Inc.	4,945	620,944
	Aflac, Inc.	31,410	1,799,165
	Alerus Financial Corp.	869	22,203
*	Alleghany Corp.	1,105	924,332
	Allegiance Bancshares, Inc.	2,498	102,068
	Allstate Corp.	24,949	3,157,046
	Ally Financial, Inc.	30,917	1,235,443
	A-Mark Precious Metals, Inc.	1,195	94,166
*	Ambac Financial Group, Inc.	2,654	20,515
	Amerant Bancorp, Inc.	2,594	68,974
	American Equity Investment Life Holding Co.	15,947	601,521
	American Express Co.	32,460	5,671,087
	American Financial Group, Inc.	10,700	1,481,736
	American International Group, Inc.	22,295	1,304,480
	American National Bankshares, Inc.	1,300	45,162
	American National Group, Inc.	3,670	692,199
	Ameriprise Financial, Inc.	9,485	2,518,173
	Ameris Bancorp	11,297	471,085
	AMERISAFE, Inc.	2,385	110,545
	AmeriServ Financial, Inc.	300	1,191
	Ames National Corp.	500	11,700
	Aon PLC, Class A	9,927	2,858,877
	Apollo Global Management, Inc.	30,362	1,510,813
*	Arch Capital Group Ltd.	21,896	999,990
	Ares Management Corp., Class A	4,818	319,048
	Argo Group International Holdings Ltd.	5,421	232,019
	Arrow Financial Corp.	2,434	76,184
	Arthur J Gallagher & Co.	9,965	1,679,003
	Artisan Partners Asset Management, Inc., Class A	9,113	292,892
*	AssetMark Financial Holdings, Inc.	4,542	87,343
	Associated Banc-Corp	24,485	488,476
	Assurant, Inc.	5,558	1,010,889
	Assured Guaranty Ltd.	12,032	663,565
	Atlantic Union Bankshares Corp.	12,908	436,032
*	Atlanticus Holdings Corp.	1,700	73,168
	Axis Capital Holdings Ltd.	14,024	803,996
*	Axos Financial, Inc.	10,344	391,831

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	11,134	$200,857
	BancFirst Corp.	5,329	435,646
*	Bancorp, Inc.	11,054	250,815
	Bank of America Corp.	191,204	6,822,123
	Bank of Hawaii Corp.	6,432	478,155
	Bank of Marin Bancorp	2,687	83,996
	Bank of New York Mellon Corp.	21,407	900,378
	Bank of NT Butterfield & Son Ltd.	8,767	280,807
	Bank of Princeton	613	18,402
	Bank of South Carolina Corp.	502	8,966
	Bank OZK	20,654	793,527
	Bank7 Corp.	1,736	41,265
	BankFinancial Corp.	2,924	29,854
	BankUnited, Inc.	15,112	567,304
	Bankwell Financial Group, Inc.	700	23,800
	Banner Corp.	5,895	316,562
	Bar Harbor Bankshares	1,390	36,293
	Baycom Corp.	742	16,806
	BCB Bancorp, Inc.	1,443	27,186
	Berkshire Hills Bancorp, Inc.	5,404	133,695
	BGC Partners, Inc., Class A.	49,135	178,360
	BlackRock, Inc.	4,454	2,782,325
	Blackstone, Inc.	10,911	1,108,230
	BOK Financial Corp.	7,615	631,512
*	Bridgewater Bancshares, Inc.	3,552	56,903
*	Brighthouse Financial, Inc.	13,022	668,810
	BrightSphere Investment Group, Inc.	5,920	118,637
	Brookline Bancorp, Inc.	14,704	212,620
	Brown & Brown, Inc.	14,333	888,359
	Business First Bancshares, Inc.	1,865	41,328
	Byline Bancorp, Inc.	5,176	121,429
	C&F Financial Corp.	500	25,900
	Cadence Bank	18,328	458,933
	Cambridge Bancorp	1,106	90,371
	Camden National Corp.	3,149	140,918
*	Cannae Holdings, Inc.	14,199	318,058
	Capital Bancorp, Inc.	758	17,063
	Capital City Bank Group, Inc.	2,300	58,903
	Capital One Financial Corp.	17,679	2,203,157
	Capitol Federal Financial, Inc.	25,612	246,644
	Capstar Financial Holdings, Inc.	2,712	54,647
	Cathay General Bancorp	13,592	544,903
	Cboe Global Markets, Inc.	6,970	787,471
#	CBTX, Inc.	4,682	133,531
	Central Pacific Financial Corp.	4,075	98,534
	Central Valley Community Bancorp	1,231	23,771
#	CF Bankshares, Inc.	840	17,741
	Charles Schwab Corp.	23,887	1,584,425
	Chemung Financial Corp.	400	18,992
	Chubb Ltd.	11,212	2,314,717
	Cincinnati Financial Corp.	8,325	1,021,144
	Citigroup, Inc.	68,225	3,289,127
	Citizens & Northern Corp.	1,891	44,268
	Citizens Community Bancorp, Inc.	816	10,698
	Citizens Financial Group, Inc.	36,668	1,444,719
	Citizens Holding Co.	160	2,960
#*	Citizens, Inc.	3,580	10,704
	City Holding Co.	2,529	195,694
	Civista Bancshares, Inc.	1,487	30,959

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CME Group, Inc.	6,383	$1,400,047
	CNA Financial Corp.	5,282	250,578
	CNB Financial Corp.	2,238	55,614
*	Coastal Financial Corp.	600	24,624
	Codorus Valley Bancorp, Inc.	633	15,129
	Cohen & Co., Inc.	400	5,840
	Cohen & Steers, Inc.	6,215	482,843
	Colony Bankcorp, Inc.	838	14,363
	Columbia Banking System, Inc.	13,319	373,998
*	Columbia Financial, Inc.	16,862	319,535
	Comerica, Inc.	12,656	1,036,526
	Commerce Bancshares, Inc.	13,428	918,072
	Community Bank System, Inc.	8,896	572,902
	Community Financial Corp.	300	12,282
	Community Trust Bancorp, Inc.	2,916	116,086
	Community West Bancshares	700	10,003
	ConnectOne Bancorp, Inc.	5,084	141,640
*	Consumer Portfolio Services, Inc.	4,008	45,691
	Cowen, Inc., Class A	4,405	100,654
	Crawford & Co., Class A	2,549	19,882
	Crawford & Co., Class B	3,450	25,427
#*	Credit Acceptance Corp.	2,294	1,175,675
*	CrossFirst Bankshares, Inc.	901	11,542
	Cullen/Frost Bankers, Inc.	6,459	854,461
#	Curo Group Holdings Corp.	8,089	94,965
*	Customers Bancorp, Inc.	5,789	243,543
	CVB Financial Corp.	23,736	546,403
	Diamond Hill Investment Group, Inc.	832	140,084
	Dime Community Bancshares, Inc.	8,479	266,580
	Discover Financial Services	26,434	2,972,768
	Donegal Group, Inc., Class A	3,167	42,850
*	Donnelley Financial Solutions, Inc.	7,548	220,930
	Eagle Bancorp Montana, Inc.	758	15,387
	Eagle Bancorp, Inc.	5,217	262,676
	East West Bancorp, Inc.	16,498	1,176,307
*	eHealth, Inc.	2,510	20,206
#*	Elevate Credit, Inc.	5,045	14,933
	Employers Holdings, Inc.	6,414	252,327
#*	Encore Capital Group, Inc.	4,540	262,457
*	Enova International, Inc.	6,877	257,200
*	Enstar Group Ltd.	2,148	506,391
	Enterprise Bancorp, Inc.	1,259	42,743
	Enterprise Financial Services Corp.	4,245	187,502
	Equitable Holdings, Inc.	48,629	1,401,974
	Equity Bancshares, Inc., Class A	2,425	74,035
	Erie Indemnity Co., Class A	3,370	540,144
*	Esquire Financial Holdings, Inc.	449	16,164
	ESSA Bancorp, Inc.	1,600	27,520
	Essent Group Ltd.	16,067	651,196
	Evans Bancorp, Inc.	622	23,711
	Evercore, Inc., Class A	5,709	603,727
	Everest Re Group Ltd.	3,244	891,159
*	EZCORP, Inc., Class A	8,301	58,107
	FactSet Research Systems, Inc.	2,019	814,646
	Farmers & Merchants Bancorp, Inc.	978	37,409
	Farmers National Banc Corp.	4,026	61,678
	FB Financial Corp.	7,432	286,355
	Federal Agricultural Mortgage Corp., Class C	1,582	162,044
	Federated Hermes, Inc.	15,549	442,836

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	FG Financial Group, Inc.	1,723	$5,574
	Fidelity National Financial, Inc.	30,329	1,207,701
	Fifth Third Bancorp	41,404	1,553,892
	Financial Institutions, Inc.	2,921	81,321
	First American Financial Corp.	15,228	887,945
	First BanCorp	37,338	508,170
	First BanCorp	5,859	219,478
	First Bancorp, Inc.	1,481	41,690
	First Bancshares, Inc.	2,421	77,932
	First Bank	916	13,062
	First Busey Corp.	8,680	195,040
	First Business Financial Services, Inc.	989	34,289
	First Citizens BancShares, Inc., Class A	1,659	1,060,731
	First Commonwealth Financial Corp.	19,240	259,355
	First Community Bankshares, Inc.	3,590	95,602
	First Community Corp.	2,429	48,143
	First Financial Bancorp	16,417	335,728
	First Financial Bankshares, Inc.	13,383	535,052
	First Financial Corp.	2,421	103,183
	First Financial Northwest, Inc.	1,800	30,780
	First Foundation, Inc.	5,470	121,543
	First Guaranty Bancshares, Inc.	1,579	36,317
	First Hawaiian, Inc.	21,301	502,917
	First Horizon Corp.	57,027	1,276,264
	First Internet Bancorp	1,237	47,612
	First Interstate BancSystem, Inc., Class A	15,331	498,564
	First Merchants Corp.	10,327	404,715
	First Mid Bancshares, Inc.	2,167	78,099
	First National Corp.	673	14,220
	First Northwest Bancorp	1,283	26,905
	First of Long Island Corp.	3,590	60,240
	First Republic Bank	7,990	1,192,268
	First Savings Financial Group, Inc.	516	12,869
	First U.S. Bancshares, Inc.	1,038	12,030
	First United Corp.	1,505	33,727
*	First Western Financial, Inc.	1,204	39,515
	FirstCash Holdings, Inc.	5,521	440,465
	Flagstar Bancorp, Inc.	9,515	335,880
	Flushing Financial Corp.	5,263	113,155
	FNB Corp.	48,814	562,337
	FNCB Bancorp, Inc.	1,605	14,477
	Franklin Financial Services Corp.	385	12,482
	Franklin Resources, Inc.	25,298	622,078
	FS Bancorp, Inc.	850	24,982
	Fulton Financial Corp.	29,630	449,487
*	FVCBankcorp, Inc.	872	18,016
	GAMCO Investors, Inc., Class A	1,254	25,042
*	Genworth Financial, Inc., Class A	52,978	196,548
#	German American Bancorp, Inc.	5,088	178,589
	Glacier Bancorp, Inc.	15,074	689,786
	Glen Burnie Bancorp	200	2,608
	Global Indemnity Group LLC, Class A	1,700	44,098
	Globe Life, Inc.	8,850	868,008
	Goldman Sachs Group, Inc.	13,761	4,203,848
#	Goosehead Insurance, Inc., Class A	2,123	122,051
	Great Southern Bancorp, Inc.	2,505	142,134
*	Green Dot Corp., Class A	8,879	235,116
	Greene County Bancorp, Inc.	600	31,326
	Greenhill & Co., Inc.	4,627	56,033

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Greenlight Capital Re Ltd., Class A	1,395	$9,598
	Guaranty Bancshares, Inc.	1,320	45,408
*	Hallmark Financial Services, Inc.	4,846	16,234
	Hamilton Lane, Inc., Class A	1,912	131,125
	Hancock Whitney Corp.	13,378	625,689
	Hanmi Financial Corp.	3,343	77,390
	Hanover Insurance Group, Inc.	5,119	751,572
	HarborOne Bancorp, Inc.	7,463	99,930
	Hartford Financial Services Group, Inc.	24,985	1,747,201
	Hawthorn Bancshares, Inc.	864	22,585
	HBT Financial, Inc.	1,046	17,970
	HCI Group, Inc.	1,645	105,428
	Heartland Financial USA, Inc.	5,901	258,287
#	Hennessy Advisors, Inc.	1,107	11,015
	Heritage Commerce Corp.	8,432	94,691
	Heritage Financial Corp.	5,691	137,836
*	Heritage Global, Inc.	7,005	7,495
	Hilltop Holdings, Inc.	12,037	306,823
	Hingham Institution For Savings	155	50,076
	HMN Financial, Inc.	237	5,731
	Home Bancorp, Inc.	1,154	44,233
	Home BancShares, Inc.	25,808	557,969
	Home Federal Bancorp Inc. of Louisiana	261	5,413
	HomeStreet, Inc.	4,364	177,135
	HomeTrust Bancshares, Inc.	3,038	82,117
	Hope Bancorp, Inc.	21,458	306,849
	Horace Mann Educators Corp.	6,832	272,255
	Horizon Bancorp, Inc.	6,336	110,753
	Houlihan Lokey, Inc.	5,386	448,600
	Huntington Bancshares, Inc.	77,225	1,015,509
	Independent Bank Corp.	7,768	599,379
	Independent Bank Corp.	4,359	86,047
	Independent Bank Group, Inc.	7,108	481,922
	Interactive Brokers Group, Inc., Class A	2,320	138,179
	Intercontinental Exchange, Inc.	9,776	1,132,159
	International Bancshares Corp.	10,585	421,177
	Invesco Ltd.	41,052	754,536
	Investar Holding Corp.	501	9,870
	Investors Title Co.	166	31,150
	James River Group Holdings Ltd.	8,719	206,727
	Janus Henderson Group PLC	18,606	567,111
	Jefferies Financial Group, Inc.	24,349	748,975
	JPMorgan Chase & Co.	108,104	12,903,293
	Kearny Financial Corp.	16,555	196,342
	Kemper Corp.	9,402	433,996
	Kentucky First Federal Bancorp	27	197
	KeyCorp	54,787	1,057,937
	Kingstone Cos., Inc.	707	2,976
	Kinsale Capital Group, Inc.	1,819	403,254
	KKR & Co., Inc.	21,933	1,117,925
	Lake Shore Bancorp, Inc.	170	2,533
	Lakeland Bancorp, Inc.	7,976	119,879
	Lakeland Financial Corp.	3,857	280,867
	Landmark Bancorp, Inc.	630	16,097
	Lazard Ltd., Class A	16,157	529,465
	LCNB Corp.	700	11,256
*	LendingClub Corp.	11,178	170,465
*	LendingTree, Inc.	569	45,190
	Lincoln National Corp.	14,881	895,092

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Live Oak Bancshares, Inc.	5,676	$240,265
	Loews Corp.	14,070	884,159
	LPL Financial Holdings, Inc.	10,927	2,052,855
	Luther Burbank Corp.	5,459	72,441
	M&T Bank Corp.	11,759	1,959,520
	Macatawa Bank Corp.	4,300	37,625
#*	Maiden Holdings Ltd.	26,100	57,942
	MainStreet Bancshares, Inc.	550	14,075
	Manning & Napier, Inc.	1,400	17,878
*	Markel Corp.	744	1,006,840
	MarketAxess Holdings, Inc.	1,510	398,051
	Marsh & McLennan Cos., Inc.	12,535	2,026,909
*	MBIA, Inc.	10,125	121,905
	Mercantile Bank Corp.	2,926	91,876
	Merchants Bancorp	3,993	93,915
	Mercury General Corp.	9,344	471,218
	Meridian Corp.	1,100	34,540
	Meta Financial Group, Inc.	5,963	260,285
	MetLife, Inc.	18,817	1,235,901
*	Metropolitan Bank Holding Corp.	506	45,059
	MGIC Investment Corp.	47,115	615,322
	Mid Penn Bancorp, Inc.	405	10,461
	Middlefield Banc Corp.	507	13,385
	Midland States Bancorp, Inc.	3,115	82,111
	MidWestOne Financial Group, Inc.	1,517	45,328
	Moelis & Co., Class A	7,600	336,376
	Moody’s Corp.	6,232	1,972,303
	Morgan Stanley	50,042	4,032,885
	Morningstar, Inc.	4,564	1,155,742
*	Mr Cooper Group, Inc.	14,074	632,908
	MSCI, Inc.,Class A.	1,349	568,266
	MVB Financial Corp.	1,500	60,090
	Nasdaq, Inc.	8,708	1,370,378
	National Bank Holdings Corp., Class A	5,328	194,525
	National Bankshares, Inc.	518	17,819
	National Western Life Group, Inc., Class A	548	108,920
	Navient Corp.	26,284	417,653
	NBT Bancorp, Inc.	7,509	264,317
	Nelnet, Inc., Class A	4,287	351,834
#	New York Community Bancorp, Inc.	59,603	550,732
*	NI Holdings, Inc.	1,752	27,769
*	Nicholas Financial, Inc.	801	8,114
*	Nicolet Bankshares, Inc.	1,540	125,325
*	NMI Holdings, Inc., Class A	9,763	179,444
	Northeast Bank.	772	28,888
	Northern Trust Corp.	14,815	1,526,686
	Northfield Bancorp, Inc.	8,607	112,666
	Northrim BanCorp, Inc.	900	36,063
	Northwest Bancshares, Inc.	19,009	241,034
#	Oak Valley Bancorp	1,680	29,366
	OceanFirst Financial Corp.	7,939	148,697
*	Ocwen Financial Corp.	1,900	39,520
	OFG Bancorp	9,654	256,603
	Old National Bancorp	44,416	673,347
	Old Republic International Corp.	33,486	737,027
	Old Second Bancorp, Inc.	4,090	56,319
	OneMain Holdings, Inc.	18,532	851,175
	OP Bancorp	1,874	24,287
*	Open Lending Corp., Class A	6,308	86,041

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Oportun Financial Corp.	649	$7,522
	Oppenheimer Holdings, Inc., Class A	2,756	88,798
*	OptimumBank Holdings, Inc.	2,800	11,480
	Origin Bancorp, Inc.	3,105	116,996
	Orrstown Financial Services, Inc.	909	21,434
	Pacific Premier Bancorp, Inc.	15,229	477,581
	PacWest Bancorp	17,440	573,602
*	Palomar Holdings, Inc.	2,104	114,563
	Park National Corp.	2,477	291,914
	Parke Bancorp, Inc.	1,446	34,791
	Pathfinder Bancorp, Inc.	1	20
#	PCB Bancorp	783	16,717
	PCSB Financial Corp.	2,196	40,231
	Peapack-Gladstone Financial Corp.	2,762	85,594
	Penns Woods Bancorp, Inc.	1,243	29,086
	Peoples Bancorp of North Carolina, Inc.	800	21,832
	Peoples Bancorp, Inc.	3,634	99,644
	Peoples Financial Services Corp.	400	19,856
	Pinnacle Financial Partners, Inc.	7,549	585,425
	Piper Sandler Cos	2,600	298,948
	PJT Partners, Inc., Class A	2,345	154,747
#	Plumas Bancorp	618	21,754
	PNC Financial Services Group, Inc.	10,863	1,804,344
*	Ponce Financial Group, Inc.	1,534	15,954
	Popular, Inc.	8,710	679,293
*	PRA Group, Inc.	7,470	313,964
	Preferred Bank	2,495	167,464
	Premier Financial Corp.	6,036	160,195
	Primerica, Inc.	6,170	799,385
	Primis Financial Corp.	3,254	44,417
	Principal Financial Group, Inc.	14,464	985,577
	ProAssurance Corp.	7,670	188,452
*	PROG Holdings, Inc.	10,680	282,700
	Progressive Corp.	17,466	1,875,150
	Prosperity Bancshares, Inc.	9,903	647,458
	Provident Bancorp, Inc.	1,022	16,270
	Provident Financial Holdings, Inc.	1,300	19,747
	Provident Financial Services, Inc.	12,942	286,406
	Prudential Bancorp, Inc.	845	13,114
	Prudential Financial, Inc.	16,569	1,797,902
	Pzena Investment Management, Inc., Class A	1,300	8,177
	QCR Holdings, Inc.	2,265	122,967
	Radian Group, Inc.	23,625	505,339
	Randolph Bancorp, Inc.	228	6,006
	Raymond James Financial, Inc.	15,425	1,503,320
	RBB Bancorp	2,116	45,261
	Red River Bancshares, Inc.	800	43,400
	Regional Management Corp.	1,515	65,221
	Regions Financial Corp.	56,094	1,162,268
	Reinsurance Group of America, Inc.	5,707	612,475
	RenaissanceRe Holdings Ltd.	4,050	581,256
	Renasant Corp.	9,006	268,289
	Republic Bancorp, Inc., Class A	3,438	143,296
#*	Republic First Bancorp, Inc.	1,200	5,028
*	Rhinebeck Bancorp, Inc.	1,100	11,099
	Richmond Mutual BanCorp, Inc.	807	13,219
	Riverview Bancorp, Inc.	100	704
	RLI Corp.	5,489	630,027
	S&P Global, Inc.	8,576	3,228,864

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	S&T Bancorp, Inc.	5,166	$145,991
	Safety Insurance Group, Inc.	2,330	200,473
	Salisbury Bancorp, Inc.	509	27,079
	Sandy Spring Bancorp, Inc.	6,720	263,894
	SB Financial Group, Inc.	1,000	19,000
	Seacoast Banking Corp. of Florida	7,469	242,743
*	Security National Financial Corp., Class A	3,119	31,096
	SEI Investments Co.	18,472	1,029,260
	Selective Insurance Group, Inc.	9,923	817,258
	ServisFirst Bancshares, Inc.	7,036	565,132
	Shore Bancshares, Inc.	2,094	42,152
	Sierra Bancorp	1,944	42,282
	Signature Bank	3,292	797,487
	Silvercrest Asset Management Group, Inc., Class A	800	16,624
	Simmons First National Corp., Class A	18,727	447,013
*	SiriusPoint Ltd.	8,019	50,359
	SLM Corp.	46,992	786,176
	SmartFinancial, Inc.	641	15,717
	Sound Financial Bancorp, Inc.	600	22,794
	South Plains Financial, Inc.	760	18,354
	South State Corp.	11,643	901,634
*	Southern First Bancshares, Inc.	700	31,990
	Southern Missouri Bancorp, Inc.	1,213	51,189
	Southside Bancshares, Inc.	5,693	223,109
	State Street Corp.	19,560	1,309,933
*	Sterling Bancorp, Inc.	3,844	26,255
	Stewart Information Services Corp.	3,962	204,439
	Stifel Financial Corp.	11,171	690,926
	Stock Yards Bancorp, Inc.	2,400	125,472
*	StoneX Group, Inc.	3,467	234,993
	Summit Financial Group, Inc.	1,249	34,035
	Summit State Bank	441	7,005
*	SVB Financial Group	3,364	1,640,421
#*	SWK Holdings Corp.	730	14,308
	Synchrony Financial	54,136	1,992,746
	Synovus Financial Corp.	16,274	676,022
	T Rowe Price Group, Inc.	13,954	1,716,900
	Territorial Bancorp, Inc.	1,300	29,523
*	Texas Capital Bancshares, Inc.	7,060	362,602
	TFS Financial Corp.	16,325	244,712
	Timberland Bancorp, Inc.	500	13,205
	Tiptree, Inc.	5,339	62,093
	Tompkins Financial Corp.	2,533	184,909
	Towne Bank	12,538	345,673
	Tradeweb Markets, Inc., Class A	2,872	204,458
	Travelers Cos., Inc.	19,348	3,309,669
	TriCo Bancshares	5,202	195,335
*	TriState Capital Holdings, Inc.	4,350	131,414
*	Triumph Bancorp, Inc.	3,989	276,996
	Truist Financial Corp.	33,883	1,638,243
#*	Trupanion, Inc.	643	40,908
	TrustCo Bank Corp. NY	2,732	85,102
	Trustmark Corp.	10,221	284,961
	U.S. Bancorp	51,980	2,524,149
	UMB Financial Corp.	7,738	697,813
	Umpqua Holdings Corp.	36,936	610,921
	Union Bankshares, Inc.	320	9,760
	United Bancorp, Inc.	685	11,529
	United Bancshares, Inc.	436	14,776

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Bankshares, Inc.	20,661	$687,185
	United Community Banks, Inc.	13,785	415,480
	United Fire Group, Inc.	3,989	116,838
	United Security Bancshares	402	3,228
	Unity Bancorp, Inc.	471	13,588
	Universal Insurance Holdings, Inc.	4,600	57,776
	Univest Financial Corp.	4,401	110,905
	Unum Group	32,096	979,570
	Valley National Bancorp	62,469	748,379
#	Value Line, Inc.	213	13,945
	Veritex Holdings, Inc.	5,016	164,776
#	Victory Capital Holdings, Inc., Class A	1,915	51,686
	Virtu Financial, Inc., Class A	15,467	446,687
	Virtus Investment Partners, Inc.	1,153	204,265
#	Voya Financial, Inc.	12,990	820,189
	Walker & Dunlop, Inc.	5,376	643,830
	Washington Federal, Inc.	11,219	341,394
	Washington Trust Bancorp, Inc.	2,152	101,015
	Waterstone Financial, Inc.	4,026	64,658
	Webster Financial Corp.	26,429	1,321,186
	Wells Fargo & Co.	114,173	4,981,368
	WesBanco, Inc.	10,190	328,526
	West BanCorp, Inc.	1,799	44,975
	Westamerica BanCorp	3,633	214,056
	Western Alliance Bancorp	10,591	806,081
	Western New England Bancorp, Inc.	3,241	27,840
	Westwood Holdings Group, Inc.	850	13,711
	White Mountains Insurance Group Ltd.	520	544,970
	Willis Towers Watson PLC	7,536	1,619,185
	Wintrust Financial Corp.	8,704	760,033
#	WisdomTree Investments, Inc.	11,022	64,258
#*	World Acceptance Corp.	1,607	303,257
	WR Berkley Corp.	18,738	1,245,890
	WSFS Financial Corp.	11,262	451,268
	Zions Bancorp NA	17,858	1,009,156

TOTAL FINANCIALS			237,832,183

HEALTH CARE — (6.6%)
*	ABIOMED, Inc.	1,121	321,256
*	Acadia Healthcare Co., Inc.	13,377	908,031
*	ACADIA Pharmaceuticals, Inc.	4,829	89,047
#*	Accuray, Inc.	19,974	53,131
††	Achillion Pharmaceuticals, Inc.	21,184	30,717
#*	Adaptive Biotechnologies Corp.	5,688	46,926
*	Addus HomeCare Corp.	1,934	162,998
#*	Adicet Bio, Inc.	1,454	21,432
#*	Aeglea BioTherapeutics, Inc.	1,863	2,683
*	Agios Pharmaceuticals, Inc.	2,328	51,146
*	Akero Therapeutics, Inc.	3,050	31,994
#*	Albireo Pharma, Inc.	2,691	85,628
*	Alector, Inc.	942	9,043
*	AlerisLife, Inc.	3,137	6,619
*	Align Technology, Inc.	1,158	335,716
*	Alkermes PLC	19,063	549,968
*	Allscripts Healthcare Solutions, Inc.	23,232	479,973
*	Alnylam Pharmaceuticals, Inc.	868	115,817
*	Amedisys, Inc.	2,920	372,738
*	American Shared Hospital Services	2,300	5,198
	AmerisourceBergen Corp.	10,819	1,636,807

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AMN Healthcare Services, Inc.	7,401	$723,448
#*	AnaptysBio, Inc.	3,897	91,190
*	AngioDynamics, Inc.	5,619	118,280
*	Anika Therapeutics, Inc.	2,097	45,148
	Anthem, Inc.	7,087	3,557,178
#*	Apollo Medical Holdings, Inc.	3,170	115,642
*	Apyx Medical Corp.	1,247	4,701
*	Arcturus Therapeutics Holdings, Inc.	1,000	19,380
#*	Arcus Biosciences, Inc.	5,146	124,585
*	Arcutis Biotherapeutics, Inc.	2,200	44,418
#*	Armata Pharmaceuticals, Inc.	1,600	7,384
*	Artivion, Inc.	4,483	90,960
*	Atara Biotherapeutics, Inc.	5,937	37,759
*	AtriCure, Inc.	3,311	171,940
#	Atrion Corp.	237	148,509
*	Avanos Medical, Inc.	8,252	240,628
*	Avantor, Inc.	44,051	1,404,346
*	Avid Bioservices, Inc.	4,868	65,523
#*	Avidity Biosciences, Inc.	595	8,509
*	AxoGen, Inc.	7,453	53,960
#*	Axonics, Inc.	3,199	165,772
	Azenta, Inc.	4,637	347,590
	Baxter International, Inc.	24,655	1,751,984
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,527	136,163
*	BioMarin Pharmaceutical, Inc.	8,192	666,419
*	Blueprint Medicines Corp.	4,923	287,257
*	Boston Scientific Corp.	23,418	986,132
*	Brookdale Senior Living, Inc.	8,255	51,016
	Bruker Corp.	17,862	1,026,886
*	Cara Therapeutics, Inc.	4,660	40,635
	Cardinal Health, Inc.	33,022	1,916,927
*	Cardiovascular Systems, Inc.	4,741	88,657
#*	CareDx, Inc.	2,304	70,134
*	Castle Biosciences, Inc.	2,673	59,715
*	Catalyst Pharmaceuticals, Inc.	11,568	88,148
*	Celldex Therapeutics, Inc.	2,661	81,294
	Cerner Corp.	19,373	1,814,088
*	Change Healthcare, Inc.	16,516	389,117
	Chemed Corp.	1,762	865,829
#*	ChemoCentryx, Inc.	1,263	23,315
*	Chimerix, Inc.	12,300	54,120
*	Chinook Therapeutics, Inc.	3,300	49,929
	Cigna Corp.	12,230	3,018,119
*	Codexis, Inc.	3,003	36,126
*	Collegium Pharmaceutical, Inc.	5,115	82,351
*	Computer Programs & Systems, Inc.	2,070	66,074
#	CONMED Corp.	3,322	441,693
#»	Contra Zogenix, Inc.	5,473	3,722
*	CorVel Corp.	2,976	461,518
*	Covetrus, Inc.	15,725	217,005
*	Crinetics Pharmaceuticals, Inc.	3,887	78,984
*	Cross Country Healthcare, Inc.	7,273	136,296
#*	Cue Biopharma, Inc.	5,843	23,138
*	Cumberland Pharmaceuticals, Inc.	1,600	3,760
*	Cutera, Inc.	1,041	56,537
	CVS Health Corp.	46,822	4,500,999
*	Cymabay Therapeutics, Inc.	3,800	8,626
*	DaVita, Inc.	13,787	1,494,097
#*	Deciphera Pharmaceuticals, Inc.	1,165	11,790

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Denali Therapeutics, Inc.	7,977	$189,853
	DENTSPLY SIRONA, Inc.	16,671	666,673
*	DexCom, Inc.	478	195,301
*	Edwards Lifesciences Corp.	8,083	855,020
#*	Eiger BioPharmaceuticals, Inc.	3,000	20,610
*	Elanco Animal Health, Inc.	33,973	859,857
*††	Elanco Animal Health, Inc.	2,379	0
*	Electromed, Inc.	2,532	32,080
*	Emergent BioSolutions, Inc.	6,778	219,472
*	Enanta Pharmaceuticals, Inc.	1,946	125,322
	Encompass Health Corp.	13,306	915,852
*	Enovis Corp.	4,884	316,825
	Ensign Group, Inc.	8,218	660,152
*	Envista Holdings Corp.	17,238	682,970
*	Evolent Health, Inc., Class A	12,175	335,056
#*	Exact Sciences Corp.	9,253	509,378
*	Exelixis, Inc.	40,615	907,339
#*	EyePoint Pharmaceuticals, Inc.	1,450	16,385
#*	Fate Therapeutics, Inc.	3,633	103,758
*	FibroGen, Inc.	3,867	35,963
*	FONAR Corp.	1,170	20,885
#*	Fulcrum Therapeutics, Inc.	1,689	16,248
#*	G1 Therapeutics, Inc.	3,000	15,420
*	Glaukos Corp.	1,767	83,561
*	Globus Medical, Inc., Class A	6,798	450,164
*	Great Elm Group, Inc.	351	519
#*	Guardant Health, Inc.	2,938	181,275
*	Haemonetics Corp.	4,424	224,164
*	Halozyme Therapeutics, Inc.	12,347	492,645
*	Hanger, Inc.	5,411	88,957
*	Harmony Biosciences Holdings, Inc.	2,015	90,756
*	Harrow Health, Inc.	3,630	24,575
*	Health Catalyst, Inc.	500	8,320
*	HealthEquity, Inc.	8,965	558,699
*	HealthStream, Inc.	4,637	88,567
*	Henry Schein, Inc.	12,214	990,555
#*	Heron Therapeutics, Inc.	1,861	8,412
*	Heska Corp.	644	70,737
*	Hologic, Inc.	24,023	1,729,416
*	Horizon Therapeutics PLC	11,862	1,169,119
	Humana, Inc.	3,755	1,669,323
*	ICU Medical, Inc.	2,996	641,114
*	Ideaya Biosciences, Inc.	1,500	14,385
*	IDEXX Laboratories, Inc.	3,153	1,357,303
*	ImmuCell Corp.	1,406	13,694
#*	Immunic, Inc.	2,100	14,217
*	Inari Medical, Inc.	500	40,350
*	Incyte Corp.	7,236	542,411
*	InfuSystem Holdings, Inc.	1,421	11,269
*	Innoviva, Inc.	12,963	221,149
*	Inogen, Inc.	2,871	72,579
*	Insmed, Inc.	3,053	67,074
#*	Insulet Corp.	490	117,105
*	Integer Holdings Corp.	5,238	393,740
*	Integra LifeSciences Holdings Corp.	8,435	515,885
*	Intellia Therapeutics, Inc.	4,713	231,078
*	Intra-Cellular Therapies, Inc.	6,750	341,617
*	IntriCon Corp.	600	14,406
*	Intuitive Surgical, Inc.	3,924	939,013

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Ionis Pharmaceuticals, Inc.	1,849	$67,969
*	Iovance Biotherapeutics, Inc.	10,532	159,560
*	IQVIA Holdings, Inc.	4,865	1,060,521
	iRadimed Corp.	1,040	34,226
*	iRhythm Technologies, Inc.	1,474	181,847
*	IVERIC bio, Inc.	5,889	81,563
*	Jazz Pharmaceuticals PLC	6,394	1,024,447
*	Joint Corp.	2,000	61,040
#*	KalVista Pharmaceuticals, Inc.	491	6,250
*	Karuna Therapeutics, Inc.	1,872	208,653
*	Kezar Life Sciences, Inc.	1,800	21,384
*	Kodiak Sciences, Inc.	2,554	15,375
*	Krystal Biotech, Inc.	3,235	196,073
*	Kura Oncology, Inc.	4,804	68,937
#*	Kymera Therapeutics, Inc.	2,241	70,255
*	Laboratory Corp. of America Holdings	8,897	2,137,771
*	Lantheus Holdings, Inc.	9,983	662,971
	LeMaitre Vascular, Inc.	1,973	85,253
*	LENSAR, Inc.	1,586	11,562
*	Lexicon Pharmaceuticals, Inc.	2,300	4,163
*	LHC Group, Inc.	3,495	579,646
*	Ligand Pharmaceuticals, Inc.	2,579	239,486
*	LivaNova PLC	7,169	549,576
*	MacroGenics, Inc.	6,582	47,061
#*	Madrigal Pharmaceuticals, Inc.	2,690	188,300
*	Masimo Corp.	2,518	284,458
	McKesson Corp.	5,690	1,761,681
*	Medpace Holdings, Inc.	3,037	405,652
	Medtronic PLC	33,159	3,460,473
*	Meridian Bioscience, Inc.	7,966	203,850
*	Merit Medical Systems, Inc.	7,916	490,871
*	Mersana Therapeutics, Inc.	2,705	9,413
#	Mesa Laboratories, Inc.	128	27,345
*	Mettler-Toledo International, Inc.	1,357	1,733,608
*	Mirati Therapeutics, Inc.	2,459	151,942
*	ModivCare, Inc.	2,214	230,190
#*	Molecular Templates, Inc.	2,700	4,590
*	Molina Healthcare, Inc.	4,419	1,385,136
#*	Morphic Holding, Inc.	2,228	67,531
*	Myriad Genetics, Inc.	11,062	226,771
#*	Natera, Inc.	1,879	65,990
	National HealthCare Corp.	2,673	181,924
	National Research Corp.	2,585	88,665
*	Natus Medical, Inc.	3,317	110,357
#*	Nektar Therapeutics	22,397	92,500
*	Neogen Corp.	11,250	297,000
*	NeoGenomics, Inc.	9,155	86,515
*	Neurocrine Biosciences, Inc.	6,330	569,890
*	Nevro Corp.	34	2,097
*	NextGen Healthcare, Inc.	7,770	146,464
#*	Novocure Ltd.	944	72,292
#*	Nurix Therapeutics, Inc.	1,300	14,391
*	NuVasive, Inc.	6,860	352,878
*	Omnicell, Inc.	3,092	337,554
*	Opiant Pharmaceuticals, Inc.	1,079	21,537
#*	OPKO Health, Inc.	73,784	199,217
#*	OptimizeRx Corp.	1,147	32,242
*	Option Care Health, Inc.	19,327	577,491
#*	OraSure Technologies, Inc.	4,389	26,948

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Orgenesis, Inc.	2,262	$6,786
*	Orthofix Medical, Inc.	2,578	79,918
#*	OrthoPediatrics Corp.	1,483	66,854
	Owens & Minor, Inc.	10,446	370,729
*	Pacira BioSciences, Inc.	3,856	287,542
	Patterson Cos., Inc.	11,256	346,347
#*††	PDL BioPharma, Inc.	20,904	71,701
*	Pennant Group, Inc.	4,190	68,674
#*	Penumbra, Inc.	1,029	177,564
#*	PetIQ, Inc.	7,117	141,628
#*	Phathom Pharmaceuticals, Inc.	629	8,139
	Phibro Animal Health Corp., Class A	2,218	39,902
	Premier, Inc., Class A	16,422	594,641
*	Prestige Consumer Healthcare, Inc.	8,493	464,227
††	Progenic Pharmaceuticals, Inc.	4,762	4,000
*	Progyny, Inc.	1,493	57,406
*	Protagonist Therapeutics, Inc.	3,345	30,406
*	Prothena Corp. PLC	5,425	158,193
	Psychemedics Corp.	2,234	13,873
	Quest Diagnostics, Inc.	11,361	1,520,556
*	Quidel Corp.	5,636	567,094
*	R1 RCM, Inc.	24,164	544,173
*	RadNet, Inc.	5,706	111,267
#*	RAPT Therapeutics, Inc.	700	10,591
*	Repligen Corp.	2,792	439,014
*	Replimune Group, Inc.	5,009	84,001
	ResMed, Inc.	6,517	1,303,204
#*	Rhythm Pharmaceuticals, Inc.	2,859	17,897
*	Rigel Pharmaceuticals, Inc.	7,414	17,497
*	Rocket Pharmaceuticals, Inc.	5,094	52,366
	Royalty Pharma PLC, Class A	10,626	452,455
*	Satsuma Pharmaceuticals, Inc.	3,870	15,054
#*	Scholar Rock Holding Corp.	800	5,656
#*	Schrodinger, Inc.	2,164	53,494
*	Seagen, Inc.	6,638	869,644
*	SeaSpine Holdings Corp.	959	8,928
	Select Medical Holdings Corp.	22,703	513,315
*	Sharps Compliance Corp.	3,897	16,835
#*	SI-BONE, Inc.	2,200	43,956
#*	Sierra Oncology, Inc.	904	49,277
#*	SIGA Technologies, Inc.	3,400	23,358
#*	SpringWorks Therapeutics, Inc.	887	38,061
*	STAAR Surgical Co.	1,031	58,860
#*	Stereotaxis, Inc.	4,538	11,345
	STERIS PLC	5,739	1,285,823
»	Strongbridge LLC	6,381	1,723
	Stryker Corp.	5,010	1,208,713
*	Supernus Pharmaceuticals, Inc.	5,071	141,481
*	Surmodics, Inc.	898	34,717
*	Sutro Biopharma, Inc.	553	3,324
*	Syndax Pharmaceuticals, Inc.	2,100	35,217
*	Syneos Health, Inc.	6,944	507,537
*	Tactile Systems Technology, Inc.	752	12,694
*	Tandem Diabetes Care, Inc.	1,734	167,296
#*	Teladoc Health, Inc.	6,566	221,668
	Teleflex, Inc.	1,724	492,409
*	Tivity Health, Inc.	5,433	174,562
#*	TransMedics Group, Inc.	2,292	48,040
*	Travere Therapeutics, Inc.	4,493	112,909

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Tricida, Inc.	5,144	$47,479
*	Turning Point Therapeutics, Inc.	911	26,820
#*	Twist Bioscience Corp.	827	23,851
	U.S. Physical Therapy, Inc.	1,390	144,240
*	UFP Technologies, Inc.	1,356	93,117
*	United Therapeutics Corp.	4,730	839,859
	Utah Medical Products, Inc.	296	25,039
*	Vanda Pharmaceuticals, Inc.	3,750	37,200
*	Vapotherm, Inc.	1,586	7,042
#*	Varex Imaging Corp.	5,401	107,210
*	Veeva Systems, Inc., Class A	1,167	212,336
*	Venus Concept, Inc.	11,500	9,591
#*	Verastem, Inc.	22,863	32,465
*	Vericel Corp.	2,712	77,292
*	ViewRay, Inc.	4,871	13,006
#*	Vir Biotechnology, Inc.	5,713	116,260
*	Waters Corp.	3,247	983,906
	West Pharmaceutical Services, Inc.	2,890	910,523
*	Xencor, Inc.	6,719	167,841
*	Xenon Pharmaceuticals, Inc.	1,199	33,896
#*	Y-mAbs Therapeutics, Inc.	2,415	20,286
	Zimmer Biomet Holdings, Inc.	9,586	1,157,509
*	Zimvie, Inc.	958	21,555
	Zoetis, Inc.	20,031	3,550,495

TOTAL HEALTH CARE			99,577,601

INDUSTRIALS — (13.8%)
	3M Co.	25,583	3,689,580
	AAON, Inc.	5,947	289,857
*	AAR Corp.	5,387	253,081
	ABM Industries, Inc.	11,937	576,199
#*	Acacia Research Corp.	10,966	51,431
	ACCO Brands Corp.	18,062	132,394
	Acme United Corp.	700	23,093
	Acuity Brands, Inc.	3,901	672,844
	Advanced Drainage Systems, Inc.	7,612	779,926
	AECOM	12,691	895,477
	AGCO Corp.	9,879	1,258,585
	Air Lease Corp.	17,658	711,264
*	Air T, Inc.	601	10,518
*	Air Transport Services Group, Inc.	9,198	287,897
	Alamo Group, Inc.	1,943	245,673
*	Alaska Air Group, Inc.	12,629	686,891
	Albany International Corp., Class A	4,589	358,952
*	Allegiant Travel Co.	2,402	372,766
	Allegion PLC	8,571	979,151
	Allied Motion Technologies, Inc.	2,437	59,317
	Allison Transmission Holdings, Inc.	15,572	583,016
	Altra Industrial Motion Corp.	10,745	419,055
	AMERCO	2,345	1,255,701
#*	Ameresco, Inc., Class A	2,313	116,668
#*	American Airlines Group, Inc.	24,435	458,645
#*	American Superconductor Corp.	80	426
*	American Woodmark Corp.	2,938	137,645
	AMETEK, Inc.	11,753	1,483,934
	AO Smith Corp.	17,385	1,015,806
*	API Group Corp.	24,692	458,284
	Apogee Enterprises, Inc.	3,734	164,296
	Applied Industrial Technologies, Inc.	5,339	558,940

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	ARC Document Solutions, Inc.	25,800	$98,040
	ArcBest Corp.	4,841	349,327
	Arcosa, Inc.	8,034	430,060
	Argan, Inc.	2,682	98,644
*	Armstrong Flooring, Inc.	683	1,120
	Armstrong World Industries, Inc.	5,925	501,610
*	Art’s-Way Manufacturing Co., Inc.	3,212	9,058
*	ASGN, Inc.	5,295	600,718
	Astec Industries, Inc.	4,397	171,923
*	Astronics Corp.	3,705	35,901
*	Astronics Corp., Class B	835	8,968
*	Atkore, Inc.	6,451	619,941
*	Atlas Air Worldwide Holdings, Inc.	4,683	322,846
*	Avis Budget Group, Inc.	9,956	2,664,923
*	AZEK Co., Inc.	3,568	75,784
	AZZ, Inc.	3,732	170,328
	Barnes Group, Inc.	8,640	290,131
	Barrett Business Services, Inc.	1,545	111,194
*	Beacon Roofing Supply, Inc.	11,328	675,489
	BGSF, Inc.	894	10,916
*	Blue Bird Corp.	3,546	56,842
*	BlueLinx Holdings, Inc.	800	53,336
	Boise Cascade Co.	6,896	521,200
	Booz Allen Hamilton Holding Corp., Class A	16,183	1,321,018
	Brady Corp., Class A	6,607	295,663
*	BrightView Holdings, Inc.	10,140	128,372
	Brink’s Co.	5,913	348,571
#*	Broadwind, Inc.	2,383	4,313
*	Builders FirstSource, Inc.	23,266	1,432,488
*	CACI International, Inc., Class A	2,544	674,923
	Carlisle Cos., Inc.	5,314	1,378,239
	Carrier Global Corp.	59,498	2,276,988
*	Casella Waste Systems, Inc., Class A	6,723	552,900
	Caterpillar, Inc.	22,558	4,749,361
*	CBIZ, Inc.	8,891	372,444
*	CECO Environmental Corp.	4,856	23,066
	CH Robinson Worldwide, Inc.	16,399	1,740,754
#*	Chart Industries, Inc.	3,067	517,771
*	Cimpress PLC	3,000	151,530
	Cintas Corp.	3,703	1,471,054
*	CIRCOR International, Inc.	2,370	46,571
*	Civeo Corp.	743	19,318
#*	Clarivate PLC	23,199	363,760
*	Clean Harbors, Inc.	8,883	932,093
	Columbus McKinnon Corp.	4,597	162,964
	Comfort Systems USA, Inc.	5,828	492,000
*	Commercial Vehicle Group, Inc.	4,608	33,085
	CompX International, Inc.	811	17,218
#*	Concrete Pumping Holdings, Inc.	2,727	15,217
*	Construction Partners, Inc., Class A	4,406	113,719
#*	Copa Holdings SA, Class A	3,300	248,721
*	Copart, Inc.	14,052	1,597,010
*	Cornerstone Building Brands, Inc.	16,073	392,020
*	CoStar Group, Inc.	13,362	850,090
	Covenant Logistics Group, Inc.	2,890	59,361
	CRA International, Inc.	1,211	99,750
	Crane Co.	7,858	756,175
	CSW Industrials, Inc.	2,635	278,019
	CSX Corp.	106,116	3,644,023

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Cummins, Inc.	9,418	$1,781,791
	Curtiss-Wright Corp.	5,799	828,735
*	Daseke, Inc.	2,900	24,360
	Deere & Co.	13,655	5,155,445
*	Delta Air Lines, Inc.	55,819	2,401,892
	Deluxe Corp.	5,480	148,398
*	DLH Holdings Corp.	1,100	16,610
	Donaldson Co., Inc.	14,835	727,508
	Douglas Dynamics, Inc.	4,778	147,927
	Dover Corp.	9,564	1,274,881
*	DXP Enterprises, Inc.	1,836	43,385
*	Dycom Industries, Inc.	4,836	410,625
	Eastern Co.	312	7,207
	Eaton Corp. PLC.	12,151	1,762,138
	EMCOR Group, Inc.	5,425	577,654
	Emerson Electric Co.	23,750	2,141,775
	Encore Wire Corp.	3,557	401,265
*	Energy Recovery, Inc.	4,025	74,543
	Enerpac Tool Group Corp.	8,520	171,082
	EnerSys	6,282	411,220
	Ennis, Inc.	3,943	68,017
	EnPro Industries, Inc.	3,788	353,079
	Equifax, Inc.	7,740	1,575,245
*	Esab Corp.	4,884	229,548
	ESCO Technologies, Inc.	4,269	266,599
*	Espey Manufacturing & Electronics Corp.	200	2,612
#*	EVI Industries, Inc.	463	6,616
*	Evoqua Water Technologies Corp.	12,053	502,490
	Expeditors International of Washington, Inc.	14,533	1,439,784
	Exponent, Inc.	3,961	379,503
	Fastenal Co.	50,910	2,815,832
	Federal Signal Corp.	8,906	303,071
	FedEx Corp.	11,175	2,220,919
	Flowserve Corp.	17,133	560,420
#*	Fluor Corp.	17,180	425,205
*	Forrester Research, Inc.	2,047	113,997
	Fortive Corp.	15,154	871,355
	Fortune Brands Home & Security, Inc.	10,387	740,074
	Forward Air Corp.	3,871	375,371
*	Franklin Covey Co.	1,696	67,959
	Franklin Electric Co., Inc.	6,549	458,037
*	FTI Consulting, Inc.	4,598	725,151
#*	Fuel Tech, Inc.	8,636	11,140
#*	FuelCell Energy, Inc.	2,605	10,628
*	Gates Industrial Corp. PLC	20,441	260,623
	GATX Corp.	5,801	599,765
*	Gencor Industries, Inc.	1,048	10,501
*	Generac Holdings, Inc.	3,099	679,859
*	Gibraltar Industries, Inc.	4,567	172,815
	Global Industrial Co.	5,216	160,966
*	GMS, Inc.	6,537	313,449
	Gorman-Rupp Co.	4,380	139,547
	Graco, Inc.	19,315	1,197,916
	GrafTech International Ltd.	22,454	203,882
	Graham Corp.	739	5,387
	Granite Construction, Inc.	8,076	239,453
*	Great Lakes Dredge & Dock Corp.	8,897	122,868
#	Greenbrier Cos., Inc.	5,318	227,132
	Griffon Corp.	7,377	138,024

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	GXO Logistics, Inc.	12,803	$757,810
	H&E Equipment Services, Inc.	6,393	226,824
*	Harsco Corp.	12,092	123,580
*	Hawaiian Holdings, Inc.	5,433	92,144
#	Healthcare Services Group, Inc.	4,905	83,826
	Heartland Express, Inc.	12,593	173,783
	HEICO Corp.	1,998	282,178
	HEICO Corp., Class A	3,146	366,949
	Heidrick & Struggles International, Inc.	2,552	81,562
	Helios Technologies, Inc.	4,776	320,852
	Herc Holdings, Inc.	4,935	630,792
*	Heritage-Crystal Clean, Inc.	3,611	98,580
	Hexcel Corp.	11,394	619,378
*	Hill International, Inc.	4,357	5,403
	Hillenbrand, Inc.	9,788	399,546
	HireQuest, Inc.	1,219	20,260
	HNI Corp.	6,631	236,329
	Honeywell International, Inc.	16,184	3,131,766
	Howmet Aerospace, Inc.	22,815	778,448
*	Hub Group, Inc., Class A	5,939	398,863
	Hubbell, Inc.	6,699	1,308,717
*	Hudson Technologies, Inc.	12,780	85,754
	Hurco Cos., Inc.	876	24,852
*	Huron Consulting Group, Inc.	5,037	260,816
*	Huttig Building Products, Inc.	812	8,672
	Hyster-Yale Materials Handling, Inc.	1,412	43,377
*	IAA, Inc.	12,751	467,324
	ICF International, Inc.	2,339	231,117
	IDEX Corp.	3,028	574,775
*	IES Holdings, Inc.	2,130	62,409
#*††	IKONICS Corp.	1,200	0
	Illinois Tool Works, Inc.	10,951	2,158,552
	Ingersoll Rand, Inc.	22,336	981,891
*	Innovative Solutions & Support, Inc.	400	2,992
	Insperity, Inc.	4,225	448,061
	Insteel Industries, Inc.	2,607	110,589
	Interface, Inc.	7,820	99,236
	ITT, Inc.	9,145	642,162
	Jacobs Engineering Group, Inc.	5,660	784,193
	JB Hunt Transport Services, Inc.	9,817	1,677,234
*	JELD-WEN Holding, Inc.	15,474	321,704
*	JetBlue Airways Corp.	52,132	573,973
	John Bean Technologies Corp.	5,117	603,243
	Johnson Controls International PLC	12,222	731,731
	Kadant, Inc.	1,782	329,670
	Kaman Corp.	3,967	154,753
*	KAR Auction Services, Inc.	18,085	265,126
	KBR, Inc.	11,824	582,096
	Kelly Services, Inc., Class A	6,650	128,278
	Kennametal, Inc.	13,901	357,673
	Kforce, Inc.	3,986	279,219
	Kimball International, Inc., Class B	6,839	52,524
*	Kirby Corp.	9,704	632,701
	Knight-Swift Transportation Holdings, Inc.	19,235	921,164
	Korn Ferry	8,932	548,782
	Landstar System, Inc.	4,926	763,037
*	Lawson Products, Inc.	700	26,593
*	LB Foster Co., Class A	876	12,439
	Lennox International, Inc.	2,113	450,470

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Limbach Holdings, Inc.	2,500	$15,738
	Lincoln Electric Holdings, Inc.	8,164	1,099,936
	Lindsay Corp.	933	126,095
*	LS Starrett Co., Class A	1,800	12,078
	LSI Industries, Inc.	3,205	23,044
*	Lyft, Inc., Class A	8,598	280,295
*	Manitex International, Inc.	2,502	19,315
*	Manitowoc Co., Inc.	3,562	47,161
	ManpowerGroup, Inc.	7,780	701,756
	ManTech International Corp., Class A	1,380	110,869
	Marten Transport Ltd.	11,811	205,275
	Masco Corp.	8,924	470,206
*	Masonite International Corp.	2,947	228,451
*	MasTec, Inc.	11,837	852,382
*	Mastech Digital, Inc.	3,000	55,260
*	Matrix Service Co.	1,886	12,825
	Matson, Inc.	7,726	664,591
	Matthews International Corp., Class A	4,577	136,440
	Maxar Technologies, Inc.	5,193	167,267
*	Mayville Engineering Co., Inc.	932	7,717
	McGrath RentCorp.	4,273	356,625
*	Mercury Systems, Inc.	6,988	389,861
*	Meritor, Inc.	12,723	456,883
*	Middleby Corp.	5,923	911,490
	Miller Industries, Inc.	1,300	34,853
	MillerKnoll, Inc.	11,922	378,285
*	Mistras Group, Inc.	2,600	14,794
	Moog, Inc., Class A	4,615	368,600
*	MRC Global, Inc.	7,169	85,956
	MSA Safety, Inc.	3,471	418,915
	MSC Industrial Direct Co., Inc., Class A	6,274	519,864
	Mueller Industries, Inc.	10,050	544,207
	Mueller Water Products, Inc., Class A	22,826	274,597
*	MYR Group, Inc.	2,344	185,387
	Nielsen Holdings PLC	45,649	1,223,850
	NL Industries, Inc.	7,700	52,976
*	NN, Inc.	1,333	4,039
	Nordson Corp.	2,268	489,185
*	Northwest Pipe Co.	1,465	39,130
*	NOW, Inc.	15,980	174,182
*	NV5 Global, Inc.	1,720	206,056
	nVent Electric PLC	17,239	582,333
	Old Dominion Freight Line, Inc.	10,226	2,864,507
#	Omega Flex, Inc.	981	108,891
*	Orion Energy Systems, Inc.	2,200	5,918
	Oshkosh Corp.	7,089	655,307
	Otis Worldwide Corp.	14,286	1,040,592
	Owens Corning	13,059	1,187,455
*	P&F Industries, Inc., Class A	254	1,496
	PACCAR, Inc.	19,741	1,639,490
*	PAM Transportation Services, Inc.	3,004	91,292
	Park Aerospace Corp.	1,437	16,813
	Parker-Hannifin Corp.	7,988	2,163,310
	Park-Ohio Holdings Corp.	1,783	17,099
*	Parsons Corp.	12,580	464,579
	Patriot Transportation Holding, Inc.	133	1,051
	Pentair PLC	16,545	839,659
#*	Performant Financial Corp.	10,905	24,972
*	Perma-Pipe International Holdings, Inc.	300	3,648

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	PGT Innovations, Inc.	8,062	$143,262
	Pioneer Power Solutions, Inc.	7,618	30,320
	Pitney Bowes, Inc.	15,585	82,133
#*	Plug Power, Inc.	19,499	409,869
	Powell Industries, Inc.	1,301	25,109
	Preformed Line Products Co.	889	52,895
	Primoris Services Corp.	8,827	204,610
*	Proto Labs, Inc.	2,337	99,580
	Quanex Building Products Corp.	5,988	115,089
	Quanta Services, Inc.	8,825	1,023,523
*	Radiant Logistics, Inc.	4,889	28,210
#*	RCM Technologies, Inc.	6,684	116,836
	Regal Rexnord Corp.	8,462	1,076,705
	Republic Services, Inc.	16,785	2,253,722
*	Resideo Technologies, Inc.	24,305	546,619
	Resources Connection, Inc.	5,098	87,635
	REV Group, Inc.	10,564	125,923
	Robert Half International, Inc.	14,922	1,466,982
	Rockwell Automation, Inc.	7,612	1,923,324
	Rollins, Inc.	17,303	580,343
	Roper Technologies, Inc.	2,360	1,109,011
	Rush Enterprises, Inc., Class A	7,207	366,692
	Rush Enterprises, Inc., Class B	1,300	62,985
	Ryder System, Inc.	8,414	588,139
*	Saia, Inc.	3,511	723,126
	Schneider National, Inc., Class B	12,728	300,763
	Science Applications International Corp.	7,590	631,716
*	Sensata Technologies Holding PLC	17,075	775,376
	Shyft Group, Inc.	4,649	118,410
*	SIFCO Industries, Inc.	1,584	6,463
	Simpson Manufacturing Co., Inc.	7,074	733,362
*	SiteOne Landscape Supply, Inc.	5,590	788,358
*	SkyWest, Inc.	7,870	229,410
	Snap-on, Inc.	5,811	1,234,779
*	Southwest Airlines Co.	8,280	386,842
*	SP Plus Corp.	2,918	83,163
*	Spirit Airlines, Inc.	17,581	415,087
*	SPX Corp.	6,066	254,165
	Standex International Corp.	1,553	146,044
	Stanley Black & Decker, Inc.	7,968	957,355
	Steelcase, Inc., Class A.	13,557	159,024
*	Stericycle, Inc.	11,712	587,825
*	Sterling Construction Co., Inc.	2,955	67,640
#*	Sunrun, Inc.	18,549	370,609
*	Taylor Devices, Inc.	1,040	9,422
#*	Team, Inc.	1,207	1,738
	Tecnoglass, Inc.	6,128	136,838
	Tennant Co.	3,041	196,388
	Terex Corp.	9,959	338,606
	Tetra Tech, Inc.	4,303	599,322
	Textainer Group Holdings Ltd.	7,819	262,249
*	Thermon Group Holdings, Inc.	2,364	35,460
	Timken Co.	12,588	725,572
*	Titan International, Inc.	8,094	112,183
*	Titan Machinery, Inc.	4,124	97,244
	Toro Co.	11,820	947,137
*	TPI Composites, Inc.	4,918	56,262
	Trane Technologies PLC	15,963	2,233,064
*	Transcat, Inc.	303	22,119

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	TransDigm Group, Inc.	1,804	$1,073,037
	TransUnion	11,546	1,010,506
*	Trex Co., Inc.	11,458	666,741
*	TriNet Group, Inc.	9,757	865,446
	Trinity Industries, Inc.	16,456	456,489
	Triton International Ltd.	11,276	688,851
*	TrueBlue, Inc.	6,368	162,830
*	Tutor Perini Corp.	11,511	106,707
*	Twin Disc, Inc.	300	4,197
#*	U.S. Ecology, Inc.	4,032	193,496
#*	U.S. Xpress Enterprises, Inc., Class A	2,800	9,268
*	Uber Technologies, Inc.	17,866	562,422
	UFP Industries, Inc.	10,160	786,079
*	Ultralife Corp.	900	4,446
	UniFirst Corp.	1,931	332,711
	Union Pacific Corp.	30,526	7,151,937
*	United Airlines Holdings, Inc.	21,439	1,082,669
	United Parcel Service, Inc., Class B	30,750	5,534,385
*	United Rentals, Inc.	8,192	2,592,932
*	Univar Solutions, Inc.	26,328	766,671
	Universal Logistics Holdings, Inc.	3,206	65,018
*	Upwork, Inc.	4,258	89,290
*	USA Truck, Inc.	905	14,851
	Valmont Industries, Inc.	2,887	718,314
*	Vectrus, Inc.	1,615	58,301
	Verisk Analytics, Inc.,Class A	10,658	2,174,765
*	Veritiv Corp.	2,207	310,172
*	Viad Corp.	1,680	55,020
*	Vicor Corp.	1,482	89,691
*	Vidler Water Resouces, Inc.	3,320	52,257
*	Virco Mfg. Corp.	4,104	11,409
	VSE Corp.	1,308	56,649
#	Wabash National Corp.	9,266	132,596
	Waste Management, Inc.	19,722	3,243,086
#	Watsco, Inc.	2,315	617,596
	Watts Water Technologies, Inc., Class A	3,668	467,523
*	Welbilt, Inc.	15,412	364,031
	Werner Enterprises, Inc.	11,037	437,396
*	WESCO International, Inc.	7,623	939,611
	Westinghouse Air Brake Technologies Corp.	10,703	962,307
*	Wilhelmina International, Inc.	5,495	26,156
*	Willdan Group, Inc.	657	17,660
*	Willis Lease Finance Corp.	856	26,622
*	WillScot Mobile Mini Holdings Corp.	24,125	846,787
	Woodward, Inc.	5,727	632,719
	WW Grainger, Inc.	3,769	1,884,613
*	XPO Logistics, Inc.	15,203	817,769
	Xylem, Inc.	7,098	571,389
*	Yellow Corp.	5,000	22,400
	Zurn Water Solutions Corp.	14,289	446,103

TOTAL INDUSTRIALS.			210,007,638

INFORMATION TECHNOLOGY — (25.7%)
#*	3D Systems Corp.	14,574	165,269
	A10 Networks, Inc.	6,816	97,332
	Accenture PLC, Class A	26,919	8,085,391
*	ACI Worldwide, Inc.	14,122	390,050
#*	ACM Research, Inc., Class A	3,126	47,234
*	Adobe, Inc.	15,716	6,222,750

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	ADTRAN, Inc.	6,807	$118,374
	Advanced Energy Industries, Inc.	4,534	346,942
*	Advanced Micro Devices, Inc.	58,545	5,006,768
*	Agilysys, Inc.	1,206	44,393
*	Airgain, Inc.	2,245	19,015
*	Akamai Technologies, Inc.	7,985	896,556
*	Alarm.com Holdings, Inc.	2,778	169,680
*	Alithya Group, Inc., Class A	6,866	15,654
*	Alpha & Omega Semiconductor Ltd.	2,773	118,962
*	Altair Engineering, Inc., Class A	1,792	97,341
*	Ambarella, Inc.	3,014	247,389
	Amdocs Ltd.	9,461	753,947
	American Software, Inc., Class A	3,966	67,819
	Amkor Technology, Inc.	39,490	742,807
	Amphenol Corp., Class A	29,924	2,139,566
*	Amtech Systems, Inc.	531	4,837
	Analog Devices, Inc.	18,966	2,927,971
*	ANSYS, Inc.	3,009	829,551
	Apple, Inc.	482,608	76,083,151
	Applied Materials, Inc.	39,946	4,408,041
*	Arista Networks, Inc.	14,320	1,654,962
*	Arlo Technologies, Inc.	6,293	48,708
*	Arrow Electronics, Inc.	8,172	963,152
*	Aspen Technology, Inc.	6,695	1,061,425
*	AstroNova, Inc.	760	10,237
*	Asure Software, Inc.	4,001	24,246
*	Atlassian Corp. PLC, Class A	4,506	1,013,084
*	Autodesk, Inc.	7,230	1,368,494
	Automatic Data Processing, Inc.	18,010	3,929,422
	Autoscope Technologies Corp.	2,380	15,994
*	Avalara, Inc.	2,926	222,581
*	Avaya Holdings Corp.	15,027	139,000
*	Aviat Networks, Inc.	1,998	59,740
*	Avid Technology, Inc.	4,744	150,432
	Avnet, Inc.	16,990	741,783
*	Axcelis Technologies, Inc.	5,425	295,391
*	AXT, Inc.	5,700	33,630
	Badger Meter, Inc.	2,960	238,842
	Bel Fuse, Inc., Class B	200	3,262
	Belden, Inc.	7,461	385,211
	Benchmark Electronics, Inc.	7,549	179,364
#*	Benefitfocus, Inc.	1,600	17,040
#*	Bill.Com Holdings, Inc.	3,681	628,384
	BK Technologies Corp.	1,100	2,541
*	Black Knight, Inc.	9,603	631,781
*	Blackbaud, Inc.	5,026	291,558
*	Blackline, Inc.	1,250	83,813
#*	Block, Inc., Class A	1,247	124,126
#*	BM Technologies, Inc.	890	6,764
*	Box, Inc., Class A	12,386	379,259
	Bread Financial Holdings, Inc.	1,855	101,654
*	Brightcove, Inc.	3,700	26,085
	Broadcom, Inc.	18,516	10,265,085
	Broadridge Financial Solutions, Inc.	10,628	1,531,814
*	Cadence Design Systems, Inc.	4,495	678,071
*	CalAmp Corp.	4,856	26,562
*	Calix, Inc.	5,648	225,412
*	Cambium Networks Corp.	1,070	16,339
#*	Casa Systems, Inc.	8,346	40,895

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cass Information Systems, Inc.	1,795	$69,484
	CDK Global, Inc.	13,687	744,710
	CDW Corp.	8,349	1,362,390
#*	Cerence, Inc.	4,459	131,541
*	Ceridian HCM Holding, Inc.	7,299	409,693
*	CEVA, Inc.	3,198	116,215
*	ChannelAdvisor Corp.	2,425	35,187
*	Ciena Corp.	16,136	890,223
*	Cirrus Logic, Inc.	7,759	588,132
	Cisco Systems, Inc.	103,564	5,072,565
	Citrix Systems, Inc.	7,024	703,102
*	Clearfield, Inc.	1,107	64,461
*	Cloudflare, Inc., Class A	1,053	90,705
	CMC Materials, Inc.	3,319	593,802
	Cognex Corp.	11,768	795,870
	Cognizant Technology Solutions Corp., Class A	26,175	2,117,558
*	Cognyte Software Ltd.	6,720	45,562
*	Coherent, Inc.	2,590	693,861
*	Cohu, Inc.	5,805	154,181
*	CommScope Holding Co., Inc.	23,491	141,651
*	CommVault Systems, Inc.	2,704	164,944
*	Computer Task Group, Inc.	1,200	11,460
	Comtech Telecommunications Corp.	4,246	57,746
	Concentrix Corp.	7,294	1,148,659
*	Conduent, Inc.	32,814	184,743
*	Consensus Cloud Solutions, Inc.	2,448	129,059
*	Coupa Software, Inc.	909	78,447
*	CPS Technologies Corp.	10,220	35,974
	CSG Systems International, Inc.	5,276	324,316
	CTS Corp.	5,074	179,467
*	CyberOptics Corp.	1,062	45,039
*	Daktronics, Inc.	6,045	20,251
*	Data I/O Corp.	2,012	6,720
*	Datadog, Inc., Class A	691	83,459
	Dell Technologies, Inc., Class C	19,506	916,977
*	Digi International, Inc.	3,785	71,612
*	Diodes, Inc.	6,214	453,808
*	DocuSign, Inc.	762	61,722
	Dolby Laboratories, Inc., Class A	5,058	391,843
*	Dropbox, Inc., Class A	18,219	396,263
*	Duck Creek Technologies, Inc.	4,402	70,124
*	DXC Technology Co.	25,651	736,184
*	Dynatrace, Inc.	7,404	284,017
*	DZS, Inc.	2,798	33,828
	Ebix, Inc.	3,351	99,860
*	eGain Corp.	1,800	18,630
*	Elastic NV.	669	50,938
*	EMCORE Corp.	2,998	10,343
*	Enphase Energy, Inc.	4,282	691,115
	Entegris, Inc.	5,406	602,174
*	Envestnet, Inc.	6,396	509,377
*	EPAM Systems, Inc.	2,074	549,589
*	ePlus, Inc.	4,618	260,825
*	Euronet Worldwide, Inc.	3,742	455,214
*	Everbridge, Inc.	1,815	78,227
	EVERTEC, Inc.	11,376	448,214
*	Evo Payments, Inc., Class A	3,142	70,789
*	ExlService Holdings, Inc.	2,981	405,863
*	Extreme Networks, Inc.	5,827	55,939

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	F5, Inc.	3,796	$635,488
*	Fabrinet	4,857	476,909
*	Fair Isaac Corp.	1,131	422,440
*	FARO Technologies, Inc.	2,355	80,753
	Fidelity National Information Services, Inc.	14,718	1,459,290
*	First Solar, Inc.	11,980	874,899
*	Fiserv, Inc.	14,390	1,409,069
*	Five9, Inc.	706	77,731
*	FleetCor Technologies, Inc.	6,885	1,717,945
*	Flex Ltd.	67,077	1,106,100
*	FormFactor, Inc.	10,578	403,128
*	Fortinet, Inc.	7,632	2,205,724
*	Frequency Electronics, Inc.	400	3,244
*	Gartner, Inc.	5,525	1,605,289
	Genpact Ltd.	24,362	981,058
	Global Payments, Inc.	11,039	1,512,122
*	Globant SA	2,507	541,487
*	GoDaddy, Inc., Class A	8,670	700,623
*	Grid Dynamics Holdings, Inc.	1,640	22,829
*	GSI Technology, Inc.	1,378	5,071
*	GTY Technology Holdings, Inc.	3,689	22,466
*	Guidewire Software, Inc.	3,721	323,504
	Hackett Group, Inc.	6,384	149,960
#*	Harmonic, Inc.	12,292	102,024
	Hewlett Packard Enterprise Co.	84,511	1,302,315
	HP, Inc.	31,351	1,148,387
*	HubSpot, Inc.	457	173,400
#*	I3 Verticals, Inc., Class A	1,874	51,441
*	Ichor Holdings Ltd.	4,545	132,305
*	Identiv, Inc.	2,636	32,133
#*	II-VI, Inc.	10,507	643,133
#*	Immersion Corp.	4,084	19,072
#*	Infinera Corp.	26,528	204,000
	Information Services Group, Inc.	6,970	43,702
*	Innodata, Inc.	4,000	29,160
*	Insight Enterprises, Inc.	5,631	559,552
	Intel Corp.	179,476	7,823,359
	InterDigital, Inc.	4,351	247,354
	International Business Machines Corp.	45,505	6,016,216
*	inTEST Corp.	5,747	45,574
	Intuit, Inc.	2,937	1,229,869
*	IPG Photonics Corp.	4,404	416,090
*	Issuer Direct Corp.	1,000	23,870
#*	Iteris, Inc.	7,387	19,058
*	Itron, Inc.	5,242	250,463
	Jabil, Inc.	21,319	1,230,746
	Jack Henry & Associates, Inc.	8,527	1,616,549
	Juniper Networks, Inc.	34,169	1,077,007
*	Keysight Technologies, Inc.	12,853	1,802,890
*	Kimball Electronics, Inc.	4,412	78,710
	KLA Corp.	6,929	2,212,153
*	Knowles Corp.	13,964	258,613
#	Kulicke & Soffa Industries, Inc.	10,024	465,214
*	KVH Industries, Inc.	2,284	18,203
*	Kyndryl Holdings, Inc.	9,101	108,211
	Lam Research Corp.	6,419	2,989,713
*	Lattice Semiconductor Corp.	6,955	334,118
*	LGL Group, Inc.	276	2,942
#*	LightPath Technologies, Inc., Class A	13,253	20,940

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Limelight Networks, Inc.	10,418	$37,192
	Littelfuse, Inc.	2,767	634,335
*	LiveRamp Holdings, Inc.	9,464	296,412
#*	Lumentum Holdings, Inc.	7,258	589,422
*	Luna Innovations, Inc.	4,600	25,392
*	MACOM Technology Solutions Holdings, Inc.	7,462	380,189
*	Magnachip Semiconductor Corp.	3,475	63,558
*	Mandiant, Inc.	29,728	653,421
*	Manhattan Associates, Inc.	6,275	819,201
	Marvell Technology, Inc.	14,057	816,431
	Mastercard, Inc., Class A	29,549	10,737,516
	Maximus, Inc.	8,637	629,465
*	MaxLinear, Inc.	4,581	219,292
	Methode Electronics, Inc.	6,969	310,887
	Microchip Technology, Inc.	23,171	1,510,749
	Micron Technology, Inc.	46,992	3,204,384
	Microsoft Corp.	259,064	71,895,441
*	Mimecast Ltd.	4,086	325,572
	MKS Instruments, Inc.	5,982	681,828
#*	Model N, Inc.	1,432	37,003
*	Momentive Global, Inc.	3,201	50,640
*	MoneyGram International, Inc.	2,200	22,286
#*	MongoDB, Inc.	607	215,443
	Monolithic Power Systems, Inc.	1,329	521,287
	Motorola Solutions, Inc.	6,113	1,306,287
*	N-Able, Inc.	7,204	72,040
*	Napco Security Technologies, Inc.	1,980	34,650
	National Instruments Corp.	14,502	524,102
*	NCR Corp.	18,377	643,746
*	NeoPhotonics Corp.	3,479	52,672
	NetApp, Inc.	13,305	974,591
*	NETGEAR, Inc.	5,417	117,549
*	NetScout Systems, Inc.	11,956	368,245
*	NetSol Technologies, Inc.	4,411	16,674
	Network-1 Technologies, Inc.	3,500	8,610
*	New Relic, Inc.	959	60,676
*	nLight, Inc.	1,456	19,146
*	Nortech Systems, Inc.	3,549	45,498
	NortonLifeLock, Inc.	18,733	469,074
*	Novanta, Inc.	3,633	467,567
	NVE Corp.	473	21,938
	NVIDIA Corp.	21,815	4,046,028
	NXP Semiconductors NV	8,494	1,451,625
*	Okta, Inc.	5,585	666,346
*	ON Semiconductor Corp.	30,525	1,590,658
*	OneSpan, Inc.	4,122	58,244
*	Onto Innovation, Inc.	7,022	499,545
*	Optical Cable Corp.	2,889	11,180
	Oracle Corp.	22,024	1,616,562
*	OSI Systems, Inc.	2,831	223,932
#*	PagerDuty, Inc.	1,317	37,627
#*	Palantir Technologies, Inc., Class A	4,391	45,666
*	Palo Alto Networks, Inc.	654	367,077
	Paychex, Inc.	14,883	1,886,123
*	Paycom Software, Inc.	1,952	549,429
*	Paylocity Holding Corp.	2,281	432,546
*	PayPal Holdings, Inc.	12,403	1,090,596
	PC Connection, Inc.	4,626	228,941
	PC-Tel, Inc.	700	2,982

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PDF Solutions, Inc.	3,755	$87,304
	Pegasystems, Inc.	2,201	168,575
*	Perficient, Inc.	3,104	308,569
*	PFSweb, Inc.	1,937	21,985
*	Photronics, Inc.	9,051	135,675
#	Pineapple Energy, Inc.	99	301
*	Ping Identity Holding Corp.	7,305	190,880
#*	Pixelworks, Inc.	10,016	21,134
*	Plexus Corp.	4,564	370,323
	Power Integrations, Inc.	5,310	424,800
	Progress Software Corp.	5,856	280,971
*	PTC, Inc.	7,695	878,846
*	Pure Storage, Inc., Class A	16,760	491,068
#*	Q2 Holdings, Inc.	2,424	125,394
*	Qorvo, Inc.	6,874	782,124
	QUALCOMM, Inc.	46,587	6,507,738
*	Qualys, Inc.	3,627	494,288
#*	QuickLogic Corp.	1,300	6,578
*	Rambus, Inc.	17,769	442,626
*	RF Industries Ltd.	4,019	26,606
*	Ribbon Communications, Inc.	15,493	53,451
	Richardson Electronics Ltd.	900	10,782
#*	Rimini Street, Inc.	6,715	38,678
*	RingCentral, Inc., Class A	529	44,886
*	Rogers Corp.	2,482	671,927
*	Sailpoint Technologies Holdings, Inc.	4,072	259,916
*	Salesforce, Inc.	15,579	2,740,969
*	Sanmina Corp.	10,807	441,898
	Sapiens International Corp. NV	5,349	124,311
*	ScanSource, Inc.	3,244	111,075
	Seagate Technology Holdings PLC	12,867	1,055,609
*	SecureWorks Corp., Class A	1,655	18,271
*	Semtech Corp.	6,767	403,313
*	ServiceNow, Inc.	955	456,586
#*	ShotSpotter, Inc.	600	16,470
#*	SigmaTron International, Inc.	1,880	12,521
*	Silicon Laboratories, Inc.	3,417	460,987
	Skyworks Solutions, Inc.	11,053	1,252,305
#*	SMART Global Holdings, Inc.	6,946	157,396
*	SolarEdge Technologies, Inc.	1,547	387,384
	SolarWinds Corp.	5,470	67,664
*	Splunk, Inc.	1,241	151,427
*	SPS Commerce, Inc.	2,083	249,189
	SS&C Technologies Holdings, Inc.	12,712	821,958
*	StarTek, Inc.	2,316	8,685
*	Stratasys Ltd.	9,417	182,596
#*	SunPower Corp.	1,257	20,753
*	Super Micro Computer, Inc.	7,652	322,149
	Switch, Inc., Class A	7,508	224,189
*	Synaptics, Inc.	5,180	768,919
#*	Synchronoss Technologies, Inc.	4,161	5,326
*	Synopsys, Inc.	2,590	742,786
	Taitron Components, Inc., Class A	1,898	6,738
	TD SYNNEX Corp.	8,494	850,164
	TE Connectivity Ltd.	10,209	1,273,879
*	Teledyne Technologies, Inc.	2,206	951,999
*	Teradata Corp.	12,339	510,218
	Teradyne, Inc.	14,666	1,546,676
#*	Terawulf, Inc.	1,200	4,548

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TESSCO Technologies, Inc.	672	$4,022
	Texas Instruments, Inc.	37,630	6,406,508
*	Trade Desk, Inc., Class A	4,976	293,186
*	TransAct Technologies, Inc.	400	2,640
*	Trimble, Inc.	11,115	741,371
*	Trio-Tech International	100	511
	TTEC Holdings, Inc.	7,261	535,934
*	TTM Technologies, Inc.	14,881	207,590
#*	Turtle Beach Corp.	1,985	33,030
*	Twilio, Inc., Class A	2,304	257,633
*	Tyler Technologies, Inc.	1,027	405,367
#	Ubiquiti, Inc.	104	29,354
*	Ultra Clean Holdings, Inc.	6,838	213,140
*	Unisys Corp.	6,481	92,095
	Universal Display Corp.	2,707	345,765
*	Upland Software, Inc.	1,918	28,617
*	Usio, Inc.	2,900	8,265
#*	Varonis Systems, Inc.	3,860	166,752
*	Veeco Instruments, Inc.	5,144	117,900
*	Verint Systems, Inc.	8,238	449,465
*	VeriSign, Inc.	4,227	755,323
*	Verra Mobility Corp.	19,952	279,927
*	Viasat, Inc.	8,850	325,769
*	Viavi Solutions, Inc.	26,547	380,684
#	Visa, Inc., Class A	68,648	14,630,948
	Vishay Intertechnology, Inc.	22,767	424,149
*	Vishay Precision Group, Inc.	793	24,750
	VMware, Inc., Class A	2,091	225,912
*	Vonage Holdings Corp.	21,738	433,890
	Vontier Corp.	8,842	226,532
	Wayside Technology Group, Inc.	200	6,850
*	Western Digital Corp.	19,339	1,026,321
	Western Union Co.	37,354	626,053
*	WEX, Inc.	4,122	685,241
#*	WidePoint Corp.	3,619	11,979
#*	Wolfspeed, Inc.	5,199	476,800
*	Workday, Inc., Class A	1,069	220,962
	Xerox Holdings Corp.	28,998	504,565
	Xperi Holding Corp.	13,541	211,240
*	Zebra Technologies Corp., Class A	2,877	1,063,512
*	Zendesk, Inc.	863	105,321
*	Zoom Video Communications, Inc., Class A	1,696	168,871
*	Zscaler, Inc.	501	101,573

TOTAL INFORMATION TECHNOLOGY			389,279,418

MATERIALS — (5.4%)
*	Advanced Emissions Solutions, Inc.	6,959	42,102
	AdvanSix, Inc.	5,953	265,147
	Albemarle Corp.	6,034	1,163,536
*	Allegheny Technologies, Inc.	9,752	265,059
	Amcor PLC	80,515	954,908
	American Vanguard Corp.	4,707	100,730
*	Ampco-Pittsburgh Corp.	689	3,865
	AptarGroup, Inc.	7,061	810,815
*	Arconic Corp.	17,219	433,230
	Ashland Global Holdings, Inc.	8,717	915,023
*	Aspen Aerogels, Inc.	2,657	57,391
	Avery Dennison Corp.	7,903	1,427,282
	Avient Corp.	11,340	558,382

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Axalta Coating Systems Ltd.	33,036	$838,123
	Balchem Corp.	2,753	339,170
	Ball Corp.	28,436	2,307,866
*	Berry Global Group, Inc.	19,756	1,113,251
#*	Bioceres Crop Solutions Corp.	1,800	26,280
	Caledonia Mining Corp. PLC.	1,877	26,297
	Carpenter Technology Corp.	4,600	175,628
	Celanese Corp.	8,540	1,254,868
*	Century Aluminum Co.	10,982	185,266
	Chase Corp.	1,440	121,478
	Chemours Co.	12,100	400,147
*	Clearwater Paper Corp.	2,420	80,126
*	Coeur Mining, Inc.	32,142	116,675
	Commercial Metals Co.	17,936	735,376
	Compass Minerals International, Inc.	5,350	316,346
*	Core Molding Technologies, Inc.	1,483	14,830
	Corteva, Inc.	47,534	2,742,236
	Crown Holdings, Inc.	16,684	1,835,907
	Dow, Inc.	58,908	3,917,382
	DuPont de Nemours, Inc.	21,764	1,434,901
	Eastman Chemical Co.	6,999	718,587
	Ecolab, Inc.	5,851	990,808
	Ecovyst, Inc.	6,556	65,953
	Element Solutions, Inc.	39,809	820,862
*††	Ferroglobe Representation & Warranty Insurance Trust	21,032	0
*	Flexible Solutions International, Inc.	3,105	8,725
	FMC Corp.	9,239	1,224,537
	Fortitude Gold Corp.	2,144	14,536
	Freeport-McMoRan, Inc.	60,773	2,464,345
	FutureFuel Corp.	5,733	54,521
*	GCP Applied Technologies, Inc.	10,850	340,365
	Glatfelter Corp.	8,364	92,004
	Graphic Packaging Holding Co.	45,360	988,848
	Greif, Inc., Class A	5,069	307,587
	Greif, Inc., Class B	1,804	105,281
	Hawkins, Inc.	3,498	130,405
	Haynes International, Inc.	1,922	75,112
	HB Fuller Co.	8,435	562,615
	Hecla Mining Co.	75,093	391,235
	Huntsman Corp.	24,457	828,359
*	Ingevity Corp.	6,013	360,179
	Innospec, Inc.	3,617	344,736
	International Flavors & Fragrances, Inc.	11,967	1,451,597
	International Paper Co.	26,362	1,220,033
*	Intrepid Potash, Inc.	1,065	81,558
	Kaiser Aluminum Corp.	1,125	108,563
	Koppers Holdings, Inc.	2,199	53,348
	Kronos Worldwide, Inc.	10,041	152,824
	Linde PLC	15,065	4,699,677
#*	Livent Corp.	15,267	326,103
	Louisiana-Pacific Corp.	14,189	915,474
	LyondellBasell Industries NV, Class A	36,699	3,891,195
	Martin Marietta Materials, Inc.	3,043	1,077,891
	Materion Corp.	3,754	319,653
	Mercer International, Inc.	9,632	154,208
	Minerals Technologies, Inc.	5,497	349,664
	Mosaic Co.	29,396	1,834,898
	Myers Industries, Inc.	5,581	122,391
	Neenah, Inc.	2,801	99,155

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	NewMarket Corp.	1,553	$504,119
	Newmont Corp.	30,055	2,189,507
	Nexa Resources SA	8,788	82,256
	Northern Technologies International Corp.	1,079	12,484
	Nucor Corp.	27,423	4,244,532
*	O-I Glass, Inc.	29,625	399,345
	Packaging Corp. of America	8,480	1,366,722
	PPG Industries, Inc.	14,847	1,900,268
#	Quaker Chemical Corp.	1,697	276,119
*	Ranpak Holdings Corp.	7,038	106,133
*	Rayonier Advanced Materials, Inc.	5,632	28,892
	Reliance Steel & Aluminum Co.	7,312	1,449,604
	Resolute Forest Products, Inc.	12,553	174,989
	Royal Gold, Inc.	5,346	697,546
	RPM International, Inc.	15,128	1,254,111
	Ryerson Holding Corp.	2,729	100,454
	Schnitzer Steel Industries, Inc., Class A	3,200	146,016
#	Scotts Miracle-Gro Co.	6,371	662,138
	Sealed Air Corp.	13,133	843,270
	Sensient Technologies Corp.	6,028	509,969
	Sherwin-Williams Co.	9,262	2,546,680
	Silgan Holdings, Inc.	18,127	804,295
	Sonoco Products Co.	15,876	982,883
	Steel Dynamics, Inc.	30,386	2,605,600
	Stepan Co.	3,841	392,205
*	Summit Materials, Inc., Class A	14,696	408,549
*	Sylvamo Corp.	2,396	106,981
*	Trecora Resources	1,000	9,740
	Tredegar Corp.	4,800	54,960
	TriMas Corp.	7,022	207,430
	Trinseo PLC	6,272	297,606
	United States Lime & Minerals, Inc.	600	65,706
	Valvoline, Inc.	16,446	497,163
*	Venator Materials PLC	4,866	9,051
	Vulcan Materials Co.	6,953	1,197,932
	Westlake Corp.	8,677	1,098,074
	WestRock Co.	22,263	1,102,686
	Worthington Industries, Inc.	9,015	428,844

TOTAL MATERIALS			82,492,314

REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	19,342
*	CBRE Group, Inc., Class A	16,592	1,377,800
#*	Cushman & Wakefield PLC	21,779	389,844
#	eXp World Holdings, Inc.	6,431	86,111
*	Forestar Group, Inc.	5,762	93,978
*	FRP Holdings, Inc.	1,450	81,940
*	Howard Hughes Corp.	9,125	915,146
	Indus Realty Trust, Inc.	136	9,717
*	Jones Lang LaSalle, Inc.	5,248	1,147,895
	Kennedy-Wilson Holdings, Inc.	22,401	505,143
	Marcus & Millichap, Inc.	6,213	278,280
	Newmark Group, Inc., Class A	24,576	298,598
*	Rafael Holdings, Inc., Class B	1,879	4,040
	RE/MAX Holdings, Inc., Class A	3,265	76,597
*	Realogy Holdings Corp.	17,500	191,800
	RMR Group, Inc., Class A	2,582	70,437
	St. Joe Co.	7,837	417,007
*	Stratus Properties, Inc.	889	37,338

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Tejon Ranch Co.	1,536	$28,124
#*	Zillow Group, Inc., Class A	3,209	124,028
#*	Zillow Group, Inc., Class C	7,871	313,423

TOTAL REAL ESTATE			6,466,588

UTILITIES — (1.0%)
	American States Water Co.	4,161	327,304
	American Water Works Co., Inc.	6,942	1,069,623
	Artesian Resources Corp., Class A	900	41,850
#	Atmos Energy Corp.	6,376	723,038
#	Avangrid, Inc.	4,875	216,206
	Avista Corp.	5,800	235,306
	Brookfield Renewable Corp., Class A	15,352	551,137
	California Water Service Group	4,692	243,374
	Chesapeake Utilities Corp.	1,966	246,084
	Clearway Energy, Inc., Class A	4,357	123,826
	Clearway Energy, Inc., Class C	7,141	218,015
	Consolidated Edison, Inc.	11,725	1,087,377
	Consolidated Water Co. Ltd.	959	10,434
	Constellation Energy Corp.	4,011	237,491
	Edison International	12,623	868,336
	Essential Utilities, Inc.	14,890	666,476
	Eversource Energy	11,606	1,014,365
	Exelon Corp.	12,035	562,997
	Genie Energy Ltd., Class B	1,601	10,391
	Global Water Resources, Inc.	1,500	21,480
	Macquarie Infrastructure Holdings LLC	6,063	22,736
#	Middlesex Water Co.	1,498	133,247
	New Jersey Resources Corp.	16,260	701,782
	Northwest Natural Holding Co.	2,744	131,246
	ONE Gas, Inc.	3,622	305,588
#	Ormat Technologies, Inc.	7,492	582,128
#*	PG&E Corp.	65,094	823,439
	PNM Resources, Inc.	3,041	141,893
*	Pure Cycle Corp.	3,694	38,602
	RGC Resources, Inc.	150	3,120
	Sempra Energy	9,707	1,566,322
	SJW Group	2,694	158,946
	South Jersey Industries, Inc.	8,056	275,435
	Southwest Gas Holdings, Inc.	4,256	374,996
	Spire, Inc.	4,326	314,717
#*	Sunnova Energy International, Inc.	14,307	247,082
	UGI Corp.	12,067	413,898
	Unitil Corp.	1,532	78,132
#	Via Renewables, Inc.	1,000	7,140
	York Water Co.	1,162	44,946

TOTAL UTILITIES			14,840,505

TOTAL COMMON STOCKS			1,491,711,108

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	27,788

CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	620	50,518

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (0.0%)
	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	3,380	$96,499

TOTAL PREFERRED STOCKS			174,805

TOTAL INVESTMENT SECURITIES (Cost $847,170,544)			1,491,885,913

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	3,818,836	3,818,836

SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	1,906,672	22,054,478

TOTAL INVESTMENTS — (100.0%) (Cost $873,041,989)			$1,517,759,227

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$118,179,315	—	$1,687		$118,181,002
Consumer Discretionary	194,722,295	—	387		194,722,682
Consumer Staples	96,942,633	$16,796	—		96,959,429
Energy	41,351,748	—	—		41,351,748
Financials	237,832,183	—	—		237,832,183
Health Care	99,465,738	5,445	106,418		99,577,601
Industrials	210,007,638	—	—		210,007,638
Information Technology	389,279,418	—	—		389,279,418
Materials	82,492,314	—	—		82,492,314
Real Estate	6,466,588	—	—		6,466,588
Utilities	14,840,505	—	—		14,840,505
Preferred Stocks
Communication Services	27,788	—	—		27,788
Consumer Discretionary	50,518	—	—		50,518
Industrials	96,499	—	—		96,499
Temporary Cash Investments	3,818,836	—	—		3,818,836
Securities Lending Collateral	—	22,054,478	—		22,054,478

TOTAL	$1,495,574,016	$22,076,719	$108,492	^	$1,517,759,227

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.3%)
	Activision Blizzard, Inc.	59,427	$4,492,681
*	Alphabet, Inc., Class A	36,308	82,861,755
*	Alphabet, Inc., Class C	34,106	78,420,949
*	Altice USA, Inc., Class A	72,276	670,721
*	AMC Networks, Inc., Class A	14,620	477,051
#*	Angi, Inc.	18,433	81,290
	AT&T, Inc.	207,990	3,922,691
	ATN International, Inc.	2,915	115,142
*	Audacy, Inc.	46,777	118,814
*	Boston Omaha Corp., Class A	14,901	310,537
	Cable One, Inc.	2,203	2,569,139
*	Cargurus, Inc.	24,707	807,425
*	Cars.com, Inc.	37,498	416,978
*	Charter Communications, Inc., Class A	22,000	9,426,780
#*	Cinemark Holdings, Inc.	17,670	280,246
	Cogent Communications Holdings, Inc.	2,374	138,879
	Comcast Corp., Class A	487,730	19,392,145
*	comScore, Inc.	31,872	64,381
*	Consolidated Communications Holdings, Inc.	4,371	26,007
*	Daily Journal Corp.	490	126,003
#*	DISH Network Corp., Class A	69,197	1,972,806
*	EchoStar Corp., Class A	18,151	423,826
	Electronic Arts, Inc.	36,174	4,270,341
	Entravision Communications Corp., Class A	7,104	36,728
#*	Eventbrite, Inc., Class A	13,008	137,625
*	EW Scripps Co., Class A	32,768	539,361
*	Facebook, Inc., Class A	508,357	101,910,328
#*	Fluent, Inc.	15,836	21,220
	Fox Corp., Class A	58,287	2,089,006
	Fox Corp., Class B	44,206	1,469,407
*	Gannett Co., Inc.	80,535	322,945
	Gray Television, Inc.	44,374	821,806
*	Hemisphere Media Group, Inc.	1,000	3,890
*	IDT Corp., Class B	7,865	208,265
*	iHeartMedia, Inc., Class A	43,767	699,834
*	IMAX Corp.	9,764	154,466
	Interpublic Group of Cos., Inc.	187,534	6,117,359
*	Iridium Communications, Inc.	43,710	1,560,884
	John Wiley & Sons, Inc., Class A	13,388	681,315
	John Wiley & Sons, Inc., Class B	200	10,262
*	Liberty Broadband Corp., Class A	3,489	375,626
*	Liberty Broadband Corp., Class C	26,594	2,973,741
*	Liberty Media Corp.-Liberty Braves, Class C	9,240	232,016
*	Liberty Media Corp.-Liberty Formula One, Class C	1,951	121,606
*	Liberty Media Corp.-Liberty SiriusXM, Class A	17,784	743,905
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	1,884,768
*	Live Nation Entertainment, Inc.	22,695	2,380,252
*	Loyalty Ventures, Inc.	8,710	111,401
*	Madison Square Garden Entertainment Corp.	9,147	670,018
*	Marchex, Inc., Class B	1,552	2,700
*	Match Group, Inc.	21,277	1,684,075
*††	Media General, Inc.	7,656	947
#	National CineMedia, Inc.	2,980	6,586

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Netflix, Inc.	71,751	$13,658,520
	New York Times Co., Class A	37,000	1,417,840
	News Corp., Class A	99,238	1,970,867
	News Corp., Class B	48,718	969,975
	Nexstar Media Group, Inc., Class A	19,527	3,093,467
	Omnicom Group, Inc.	79,884	6,081,569
#	Paramount Global, Class A	1,311	41,362
#	Paramount Global, Class B	109,123	3,177,662
*	Pinterest, Inc., Class A	22,609	463,937
*	QuinStreet, Inc.	15,010	142,745
#*	ROBLOX Corp., Class A	8,452	259,054
*	Roku, Inc.	5,236	486,424
	Scholastic Corp.	11,332	417,584
*	Sciplay Corp., Class A	6,293	84,074
	Shenandoah Telecommunications Co.	5,787	116,897
	Sinclair Broadcast Group, Inc., Class A	6,275	139,556
#	Sirius XM Holdings, Inc.	208,535	1,251,210
*	Snap, Inc., Class A	59,047	1,680,478
*	Spotify Technology SA	26,805	2,724,728
#*	Take-Two Interactive Software, Inc.	17,202	2,055,811
#*	TechTarget, Inc.	6,809	458,314
	TEGNA, Inc.	102,594	2,262,198
#*	Telesat Corp.	3,100	34,844
#*	Thryv Holdings, Inc.	9,061	234,046
*	T-Mobile U.S., Inc.	70,845	8,723,853
*	Townsquare Media, Inc., Class A	1,712	18,661
*	Travelzoo	800	5,520
*	TripAdvisor, Inc.	24,800	636,616
*	TrueCar, Inc.	28,167	100,838
*	Twitter, Inc.	74,984	3,675,716
	Verizon Communications, Inc.	367,370	17,009,231
*	Walt Disney Co.	91,124	10,172,172
*	Warner Bros Discovery, Inc.	160,302	2,909,481
*	WideOpenWest, Inc.	12,561	251,848
#	World Wrestling Entertainment, Inc., Class A	9,617	561,537
*	Yelp, Inc.	22,392	728,412
*	Zedge, Inc., Class B	148	761
*	Ziff Davis, Inc.	16,614	1,468,013
*	Zynga, Inc., Class A	317,328	2,624,303

TOTAL COMMUNICATION SERVICES			431,469,053

CONSUMER DISCRETIONARY — (13.0%)
*	Cheesecake Factory, Inc.	4,899	180,822
*	1-800-Flowers.com, Inc., Class A	16,230	165,546
#*	2U, Inc.	23,275	232,285
	Aaron’s Co., Inc.	9,065	186,104
*	Abercrombie & Fitch Co., Class A	29,451	1,018,416
	Academy Sports & Outdoors, Inc.	15,433	576,577
	Acushnet Holdings Corp.	27,826	1,133,631
*	Adient PLC	21,238	725,065
#	ADT, Inc.	173,002	1,185,064
*	Adtalem Global Education, Inc.	43	1,260
	Advance Auto Parts, Inc.	22,862	4,563,941
*	Amazon.com, Inc.	38,193	94,933,667
#	American Eagle Outfitters, Inc.	81,215	1,227,159
*	American Outdoor Brands, Inc.	2,460	30,996
#*	America’s Car-Mart, Inc.	3,515	284,188
*	Aptiv PLC	37,641	4,005,002
	Aramark	61,393	2,225,496

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Arko Corp.	25,767	$238,860
*	Asbury Automotive Group, Inc.	12,544	2,304,458
	Autoliv, Inc.	20,475	1,508,598
*	AutoNation, Inc.	35,678	4,135,437
*	AutoZone, Inc.	2,858	5,588,733
*	Barnes & Noble Education, Inc.	13,906	42,274
	Bassett Furniture Industries, Inc.	1,000	16,560
	Bath & Body Works, Inc.	71,847	3,799,988
*	Beazer Homes USA, Inc.	16,885	254,626
#*	Bed Bath & Beyond, Inc.	32,773	446,041
	Best Buy Co., Inc.	88,391	7,949,003
	Big Lots, Inc.	18,270	564,543
*	Biglari Holdings, Inc., Class A	4	2,733
*	BJ’s Restaurants, Inc.	3,390	94,208
#	Bloomin’ Brands, Inc.	13,734	302,011
	Bluegreen Vacations Holding Corp.	4,236	111,407
*	Booking Holdings, Inc.	4,243	9,378,345
*	Boot Barn Holdings, Inc.	9,800	882,588
	BorgWarner, Inc.	78,662	2,897,121
*	Bright Horizons Family Solutions, Inc.	208	23,762
*	Brinker International, Inc.	1,251	45,449
	Brunswick Corp.	30,750	2,325,007
#	Buckle, Inc.	27,372	850,174
*	Burlington Stores, Inc.	6,354	1,293,420
	Caleres, Inc.	13,300	304,969
#	Camping World Holdings, Inc., Class A	14,706	377,650
*	Capri Holdings Ltd.	58,450	2,788,065
#*	CarMax, Inc.	42,468	3,642,905
#*	CarParts.com, Inc.	8,600	51,514
#	Carrols Restaurant Group, Inc.	3,123	4,997
	Carter’s, Inc.	23,541	1,983,094
*	Carvana Co.	3,275	189,819
	Cato Corp., Class A	7,874	106,693
*	Cavco Industries, Inc.	3,956	934,605
	Century Communities, Inc.	26,771	1,411,367
#*	Chewy, Inc., Class A	12,822	372,607
*	Chico’s FAS, Inc.	42,476	225,123
*	Children’s Place, Inc.	6,364	294,844
*	Chipotle Mexican Grill, Inc.	1,766	2,570,607
*	Chuy’s Holdings, Inc.	1,407	35,189
#*	Citi Trends, Inc.	4,712	131,795
	Columbia Sportswear Co.	22,033	1,810,231
#*	Conn’s, Inc.	10,463	163,746
*	Container Store Group, Inc.	9,388	71,818
*††	Contra Zagg, Inc.	2,300	207
*	Cooper-Standard Holdings, Inc.	2,500	11,525
#	Cracker Barrel Old Country Store, Inc.	5,970	662,610
*	Crocs, Inc.	14,795	982,832
	Crown Crafts, Inc.	1,603	10,035
	Culp, Inc.	400	2,584
	Dana, Inc.	29,727	440,257
#*	Dave & Buster’s Entertainment, Inc.	2,953	134,362
*	Deckers Outdoor Corp.	8,861	2,354,811
*	Delta Apparel, Inc.	231	6,694
#*	Denny’s Corp.	6,774	86,843
	Designer Brands, Inc., Class A	23,730	327,949
#	Dick’s Sporting Goods, Inc.	29,669	2,860,685
#	Dillard’s, Inc., Class A	7,368	2,238,472
#	Dine Brands Global, Inc.	2,815	201,807

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dollar General Corp.	41,689	$9,902,388
*	Dollar Tree, Inc.	61,608	10,008,220
	Domino’s Pizza, Inc.	1,212	409,656
*	Dorman Products, Inc.	6,159	608,016
	DR Horton, Inc.	154,279	10,736,276
*	Duluth Holdings, Inc., Class B	2,885	35,341
	eBay, Inc.	138,858	7,209,507
*	El Pollo Loco Holdings, Inc.	8,900	94,785
	Escalade, Inc.	1,044	13,729
#	Ethan Allen Interiors, Inc.	10,184	241,768
#*	Etsy, Inc.	34,653	3,229,313
*	Everi Holdings, Inc.	14,851	257,813
*	Expedia Group, Inc.	13,799	2,411,375
*	Fiesta Restaurant Group, Inc.	521	3,543
#*	Fisker, Inc.	4,640	46,678
*	Five Below, Inc.	14,838	2,331,050
#	Flexsteel Industries, Inc.	1,661	36,027
*	Floor & Decor Holdings, Inc., Class A	23,118	1,842,967
	Foot Locker, Inc.	54,389	1,594,142
	Ford Motor Co.	569,819	8,068,637
*	Fossil Group, Inc.	28,786	284,406
*	Fox Factory Holding Corp.	4,772	390,731
	Franchise Group, Inc.	2,020	75,326
*	frontdoor, Inc.	20,364	629,451
*	Funko, Inc., Class A	10,642	173,358
#	Gap, Inc.	125,447	1,558,052
	Garmin Ltd.	23,476	2,576,256
*	General Motors Co.	302,290	11,459,814
*	Genesco, Inc.	5,487	340,359
	Gentex Corp.	51,510	1,511,819
*	Gentherm, Inc.	8,072	544,214
	Genuine Parts Co.	44,561	5,795,158
*	G-III Apparel Group Ltd.	24,245	642,008
#*	GoPro, Inc., Class A	33,816	301,639
	Graham Holdings Co., Class B	741	438,946
*	Grand Canyon Education, Inc.	845	81,095
*	Green Brick Partners, Inc.	19,788	389,824
	Group 1 Automotive, Inc.	10,400	1,811,056
	Guess?, Inc.	39,648	890,891
#	H&R Block, Inc.	12,980	338,389
#	Hamilton Beach Brands Holding Co., Class A	2,900	27,144
#	Hanesbrands, Inc.	97,553	1,293,553
	Harley-Davidson, Inc.	81,149	2,957,881
	Hasbro, Inc.	56,550	4,979,793
#	Haverty Furniture Cos., Inc.	9,089	225,680
#*	Helen of Troy Ltd.	7,531	1,615,475
	Hibbett, Inc.	7,948	343,195
*	Hilton Grand Vacations, Inc.	11,006	515,411
	Home Depot, Inc.	154,990	46,558,996
	Hooker Furnishings Corp.	4,239	71,470
*	Horizon Global Corp.	467	1,737
*	Hovnanian Enterprises, Inc., Class A	1,200	55,224
*	Hyatt Hotels Corp., Class A	3,975	377,466
	Installed Building Products, Inc.	15,704	1,263,701
#	International Game Technology PLC	41,844	913,455
*	iRobot Corp.	9,694	491,001
#	Jack in the Box, Inc.	4,079	337,578
	Johnson Outdoors, Inc., Class A	4,369	334,141
	KB Home	49,972	1,620,592

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Kohl’s Corp.	61,631	$3,567,202
	Kontoor Brands, Inc.	16,095	639,454
*	Lakeland Industries, Inc.	1,175	19,012
*	Lands’ End, Inc.	13,508	189,382
*	Las Vegas Sands Corp.	11,546	409,075
	La-Z-Boy, Inc.	17,069	448,573
#*	Lazydays Holdings, Inc.	3,490	67,811
	LCI Industries	11,156	1,085,702
	Lear Corp.	20,731	2,652,324
#	Leggett & Platt, Inc.	53,067	1,890,777
	Lennar Corp., Class A	71,250	5,449,912
	Lennar Corp., Class B	5,765	375,878
#	Levi Strauss & Co., Class A	15,555	281,701
*	LGI Homes, Inc.	15,438	1,446,695
	Lifetime Brands, Inc.	8,691	109,680
*	Lincoln Educational Services Corp.	4,082	29,186
*	Liquidity Services, Inc.	12,769	184,129
	Lithia Motors, Inc.	14,196	4,019,313
	LKQ Corp.	83,502	4,144,204
*	LL Flooring Holdings, Inc.	6,809	94,032
*	Lovesac Co.	3,397	148,924
	Lowe’s Cos., Inc.	82,736	16,359,389
*	Lululemon Athletica, Inc.	27,892	9,891,340
*	M/I Homes, Inc.	4,720	209,002
	Macy’s, Inc.	146,492	3,540,712
*	Malibu Boats, Inc., Class A	9,170	461,159
#	Marine Products Corp.	1,421	16,683
*	MarineMax, Inc.	9,769	399,747
*	MasterCraft Boat Holdings, Inc.	14,511	349,280
*	Mattel, Inc.	129,457	3,147,100
	McDonald’s Corp.	66,182	16,489,907
	MDC Holdings, Inc.	46,071	1,700,481
*	Meritage Homes Corp.	7,013	578,923
	MGM Resorts International	8,144	334,230
*	Modine Manufacturing Co.	13,597	107,416
	Monro, Inc.	12,334	564,034
*	Motorcar Parts of America, Inc.	1,259	19,149
	Movado Group, Inc.	6,505	233,985
	Murphy USA, Inc.	14,523	3,392,573
#	Nathan’s Famous, Inc.	200	9,474
#*	National Vision Holdings, Inc.	26,510	998,102
*	Nautilus, Inc.	12,818	38,582
	Newell Brands, Inc.	138,193	3,199,168
	NIKE, Inc., Class B	287,357	35,833,418
*	Noodles & Co.	7,000	38,990
	Nordstrom, Inc.	39,324	1,010,627
*	NVR, Inc.	1,550	6,783,125
*	ODP Corp.	22,416	964,560
#*	Ollie’s Bargain Outlet Holdings, Inc.	18,614	894,403
#*	OneSpaWorld Holdings Ltd.	10,155	101,956
#	OneWater Marine, Inc., Class A	1,092	35,697
*	O’Reilly Automotive, Inc.	11,724	7,111,192
	Oxford Industries, Inc.	6,487	581,235
	Papa John’s International, Inc.	6,127	557,863
#*	Party City Holdco, Inc.	16,085	49,703
	Patrick Industries, Inc.	6,454	401,762
*	Peloton Interactive, Inc., Class A	9,758	171,350
#*	Penn National Gaming, Inc.	17,714	647,801
	Penske Automotive Group, Inc.	36,841	3,861,674

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	PetMed Express, Inc.	3,207	$70,233
*	Planet Fitness, Inc., Class A	19,850	1,588,595
*	PlayAGS, Inc.	2,600	17,160
#	Polaris, Inc.	26,321	2,498,916
	Pool Corp.	6,611	2,678,909
	PulteGroup, Inc.	168,372	7,031,215
#*	Purple Innovation, Inc.	12,757	52,559
	PVH Corp.	23,408	1,703,634
*	QuantumScape Corp.	12,361	184,673
*	Quotient Technology, Inc.	34,246	181,846
	Qurate Retail, Inc., Class A	284,809	1,199,046
	Ralph Lauren Corp.	15,762	1,644,607
	RCI Hospitality Holdings, Inc.	2,033	125,965
	Rent-A-Center, Inc.	31,405	757,489
*	Revolve Group, Inc.	10,625	449,013
*	RH	4,587	1,541,782
	Rocky Brands, Inc.	2,430	93,579
	Ross Stores, Inc.	89,902	8,969,523
	Ruth’s Hospitality Group, Inc.	6,863	143,917
*	Sally Beauty Holdings, Inc.	48,656	735,679
*	Scientific Games Corp., Class A	8,548	479,201
	Service Corp. International	19,455	1,276,443
*	Shake Shack, Inc., Class A	3,930	227,272
	Shoe Carnival, Inc.	9,453	285,386
	Shutterstock, Inc.	13,633	1,032,291
#	Signet Jewelers Ltd.	32,416	2,275,603
*	Skechers USA, Inc., Class A	43,898	1,681,293
*	Skyline Champion Corp.	25,852	1,319,486
#*	Sleep Number Corp.	6,945	281,689
	Sonic Automotive, Inc., Class A	11,575	492,516
#*	Sonos, Inc.	25,569	583,485
#*	Sportsman’s Warehouse Holdings, Inc.	8,400	80,724
	Standard Motor Products, Inc.	4,500	192,060
	Starbucks Corp.	60,374	4,506,315
	Steven Madden Ltd.	21,062	864,806
*	Stitch Fix, Inc., Class A	13,287	126,227
*	Stoneridge, Inc.	4,700	92,637
	Strategic Education, Inc.	1,474	95,220
	Superior Group of Cos., Inc.	2,597	41,292
	Tapestry, Inc.	162,326	5,343,772
	Target Corp.	89,907	20,557,236
*	Taylor Morrison Home Corp.	85,510	2,239,507
	Tempur Sealy International, Inc.	55,341	1,500,295
*	Terminix Global Holdings, Inc.	30,718	1,409,649
*	Tesla, Inc.	49,851	43,408,257
	Texas Roadhouse, Inc.	4,446	366,039
#	Thor Industries, Inc.	25,440	1,947,432
	Tilly’s, Inc., Class A	9,904	87,353
	TJX Cos., Inc.	228,744	14,017,432
	Toll Brothers, Inc.	56,111	2,601,867
*	TopBuild Corp.	19,572	3,545,272
	Tractor Supply Co.	28,413	5,723,799
	Travel & Leisure Co.	12,488	692,834
*	Tri Pointe Homes, Inc.	74,908	1,548,348
*	Tupperware Brands Corp.	10,331	181,619
*	Ulta Beauty, Inc.	15,117	5,998,426
*	Under Armour, Inc., Class A	57,805	887,885
*	Under Armour, Inc., Class C	77,263	1,096,362
*	Unifi, Inc.	2,171	31,849

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	3,365	$99,268
*	Universal Technical Institute, Inc.	2,800	29,008
*	Urban Outfitters, Inc.	38,399	913,896
	Vail Resorts, Inc.	2,453	623,454
*	Vera Bradley, Inc.	19,800	121,770
	VF Corp.	59,854	3,112,408
*	Victoria’s Secret & Co.	24,215	1,141,011
*	Visteon Corp.	9,352	979,248
*	VOXX International Corp.	7,000	52,990
#*	Wayfair, Inc., Class A	10,428	802,330
	Wendy’s Co.	64,210	1,268,790
	Weyco Group, Inc.	1,334	32,830
	Whirlpool Corp.	26,185	4,753,101
#	Williams-Sonoma, Inc.	31,963	4,170,532
	Wingstop, Inc.	7,898	724,720
	Winmark Corp.	1,315	267,208
#	Winnebago Industries, Inc.	15,388	818,334
	Wolverine World Wide, Inc.	24,959	494,687
#*	Wynn Resorts Ltd.	8,926	629,104
#*	XPEL, Inc.	1,306	56,511
*	YETI Holdings, Inc.	14,730	719,855
	Yum! Brands, Inc.	33,004	3,861,798
#*	Zumiez, Inc.	11,415	418,131

TOTAL CONSUMER DISCRETIONARY			674,038,653

CONSUMER STAPLES — (6.1%)
	Albertsons Cos., Inc., Class A	10,757	336,479
	Alico, Inc.	390	15,471
	Andersons, Inc.	9,289	466,586
	B&G Foods, Inc.	4,822	129,856
*	BellRing Brands, Inc.	22,686	486,161
*	BJ’s Wholesale Club Holdings, Inc.	30,887	1,987,578
*	Boston Beer Co., Inc. (The), Class A	1,743	653,625
	Brown-Forman Corp., Class A	9,188	573,515
	Brown-Forman Corp., Class B	49,361	3,328,906
	Calavo Growers, Inc.	2,429	88,027
	Campbell Soup Co.	73,287	3,460,612
	Casey’s General Stores, Inc.	15,950	3,210,735
#*	Celsius Holdings, Inc.	6,798	353,496
*	Central Garden & Pet Co.	2,583	113,110
*	Central Garden & Pet Co., Class A	9,918	410,407
*	Chefs’ Warehouse, Inc.	15,442	565,177
	Church & Dwight Co., Inc.	55,119	5,377,410
	Clorox Co.	17,421	2,499,391
	Coca-Cola Co.	471,218	30,445,395
	Coca-Cola Consolidated, Inc.	2,653	1,171,299
	Colgate-Palmolive Co.	86,541	6,667,984
	Constellation Brands, Inc., Class A	16,614	4,088,539
	Costco Wholesale Corp.	68,298	36,315,413
*	Coty, Inc., Class A	354,785	2,877,306
*	Darling Ingredients, Inc.	24,005	1,761,727
#	Edgewell Personal Care Co.	24,670	940,914
*	elf Beauty, Inc.	17,014	413,951
	Energizer Holdings, Inc.	22,443	679,798
	Estee Lauder Cos., Inc., Class A	45,576	12,034,799
*	Farmer Bros Co.	4,900	30,772
	Flowers Foods, Inc.	46,150	1,223,898
	Fresh Del Monte Produce, Inc.	6,265	163,203
#*	Freshpet, Inc.	3,803	355,010

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	General Mills, Inc.	138,956	$9,828,358
#*	Grocery Outlet Holding Corp.	29,683	999,427
*	Hain Celestial Group, Inc.	34,947	1,172,122
*	Herbalife Nutrition Ltd.	35,997	956,800
*	Hostess Brands, Inc.	45,830	1,039,883
	Ingles Markets, Inc., Class A	6,895	642,062
	Inter Parfums, Inc.	10,682	873,040
	J M Smucker Co.	24,158	3,307,955
#	J&J Snack Foods Corp.	2,953	442,064
	John B. Sanfilippo & Son, Inc.	1,549	120,264
	Kellogg Co.	54,901	3,760,718
	Keurig Dr Pepper, Inc.	70,028	2,619,047
	Kraft Heinz Co.	141,597	6,036,280
	Kroger Co.	234,479	12,652,487
	Lamb Weston Holdings, Inc.	15,234	1,006,967
	Lancaster Colony Corp.	4,727	733,536
*	Landec Corp.	1,591	15,830
*	Lifevantage Corp.	2,374	9,259
	McCormick & Co., Inc.	46,008	4,627,025
	McCormick & Co., Inc.	400	40,708
	Medifast, Inc.	3,664	653,511
*	Monster Beverage Corp.	60,290	5,165,647
	National Beverage Corp.	18,821	829,630
*	Natural Alternatives International, Inc.	1,014	9,927
	Natural Grocers by Vitamin Cottage, Inc.	2,440	49,752
	Natural Health Trends Corp.	187	1,315
*	Nature’s Sunshine Products, Inc.	900	14,904
	Nu Skin Enterprises, Inc., Class A	24,658	1,051,417
	Oil-Dri Corp. of America	489	12,201
	PepsiCo, Inc.	121,503	20,863,280
*	Performance Food Group Co.	42,051	2,071,012
*	Post Holdings, Inc.	14,585	1,084,978
	PriceSmart, Inc.	11,338	900,804
	Procter & Gamble Co.	283,948	45,587,851
#*	Rite Aid Corp.	29,832	190,030
*	Seneca Foods Corp., Class A	504	27,342
*	Simply Good Foods Co.	18,795	782,812
	SpartanNash Co.	16,618	569,665
	Spectrum Brands Holdings, Inc.	17,795	1,513,821
*	Sprouts Farmers Market, Inc.	58,387	1,739,933
	Sysco Corp.	88,788	7,589,598
#	Tootsie Roll Industries, Inc.	6,998	245,140
*	TreeHouse Foods, Inc.	11,515	362,722
*	U.S. Foods Holding Corp.	73,838	2,777,786
*	United Natural Foods, Inc.	32,392	1,390,589
	United-Guardian, Inc.	1,797	38,707
*	USANA Health Sciences, Inc.	9,227	707,342
	Village Super Market, Inc., Class A	2,601	60,317
*	Vital Farms, Inc.	2,649	30,463
	Walgreens Boots Alliance, Inc.	215,339	9,130,374
	Walmart, Inc.	248,026	37,945,498
#	Weis Markets, Inc.	12,018	959,998
*	Willamette Valley Vineyards, Inc.	500	4,640

TOTAL CONSUMER STAPLES			318,473,388

ENERGY — (1.4%)
	Adams Resources & Energy, Inc.	101	3,926
#*	Alto Ingredients, Inc.	8,505	49,074
	Archrock, Inc.	122,289	1,065,137

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Baker Hughes Co.	199,606	$6,191,778
	Cactus, Inc., Class A	16,888	843,218
	ChampionX Corp.	111,828	2,359,571
	Cheniere Energy, Inc.	15,362	2,086,313
*	Clean Energy Fuels Corp.	84,049	492,527
#	Core Laboratories NV	22,033	572,858
	CVR Energy, Inc.	58,856	1,475,520
*	Delek U.S. Holdings, Inc.	28,045	678,689
	DHT Holdings, Inc.	37,400	210,188
*	DMC Global, Inc.	8,310	166,117
*	Dril-Quip, Inc.	17,927	517,732
*	DTE Midstream LLC	23,638	1,270,542
#*	Earthstone Energy, Inc., Class A	4,300	58,007
	Equitrans Midstream Corp.	100,398	789,128
#*	Expro Group Holdings NV	31,237	477,301
*	Exterran Corp.	25,198	171,094
	Falcon Minerals Corp.	12,717	86,476
*	Forum Energy Technologies, Inc.	1,231	26,011
*	Geospace Technologies Corp.	3,600	20,808
*	Helix Energy Solutions Group, Inc.	125,835	517,182
	Helmerich & Payne, Inc.	31,864	1,466,700
*	HF Sinclair Corp.	37,478	1,424,914
	Kinder Morgan, Inc.	123,360	2,238,984
*	Liberty Energy, Inc., Class A	99,757	1,610,078
	Marathon Petroleum Corp.	42,969	3,749,475
*	Nabors Industries Ltd.	1,666	257,597
*	Natural Gas Services Group, Inc.	3,000	36,840
*	Newpark Resources, Inc.	88,168	307,706
*	NexTier Oilfield Solutions, Inc.	94,851	1,046,207
	NOV, Inc.	201,825	3,659,087
*	Oceaneering International, Inc.	78,931	894,288
*	Oil States International, Inc.	38,178	258,083
	ONEOK, Inc.	20,927	1,325,307
	Patterson-UTI Energy, Inc.	79,336	1,304,284
*	PBF Energy, Inc., Class A	48,166	1,399,704
	Phillips 66	43,263	3,753,498
*	ProPetro Holding Corp.	57,896	818,649
*	Renewable Energy Group, Inc.	22,921	1,399,556
*	REX American Resources Corp.	2,581	218,430
#*	RPC, Inc.	86,838	897,905
	Schlumberger NV	328,618	12,819,388
	Scorpio Tankers, Inc.	29,100	719,643
*	Select Energy Services, Inc., Class A	65,163	505,665
	SFL Corp. Ltd.	6,603	65,502
#*	SilverBow Resources, Inc.	4,800	175,680
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	54,338
*	TechnipFMC PLC	258,930	1,791,796
*	Teekay Tankers Ltd., Class A	7,837	125,470
*	TETRA Technologies, Inc.	35,998	132,473
#	Texas Pacific Land Corp.	2,022	2,763,265
*	Tidewater, Inc.	1,389	27,724
*	Transocean Ltd.	71,603	269,227
*	U.S. Silica Holdings, Inc.	10,175	189,052
	Valero Energy Corp.	53,864	6,004,759
*	Weatherford International PLC	25,508	823,398
	World Fuel Services Corp.	14,851	359,691

TOTAL ENERGY			75,023,560

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (15.1%)
1st Source Corp.	11,484	$496,913
ACNB Corp.	674	23,071
Affiliated Managers Group, Inc.	19,859	2,493,695
Aflac, Inc.	160,301	9,182,041
* Alleghany Corp.	4,130	3,454,745
Allegiance Bancshares, Inc.	7,415	302,977
Allstate Corp.	117,996	14,931,214
Ally Financial, Inc.	131,766	5,265,369
A-Mark Precious Metals, Inc.	6,249	492,421
* Ambac Financial Group, Inc.	20,291	156,849
Amerant Bancorp, Inc.	4,467	118,778
American Equity Investment Life Holding Co.	58,923	2,222,576
American Express Co.	104,945	18,334,941
American Financial Group, Inc.	44,634	6,180,916
American International Group, Inc.	128,955	7,545,157
American National Bankshares, Inc.	1,300	45,162
American National Group, Inc.	8,034	1,515,293
Ameriprise Financial, Inc.	41,182	10,933,409
Ameris Bancorp	18,224	759,941
AMERISAFE, Inc.	13,084	606,443
AmeriServ Financial, Inc.	3,000	11,910
Ames National Corp.	512	11,981
Aon PLC, Class A	28,625	8,243,714
Apollo Global Management, Inc.	97,074	4,830,402
* Arch Capital Group Ltd.	109,663	5,008,309
Ares Management Corp., Class A	16,927	1,120,906
Argo Group International Holdings Ltd.	22,504	963,171
Arrow Financial Corp.	1,864	58,343
Arthur J Gallagher & Co.	39,426	6,642,887
Artisan Partners Asset Management, Inc., Class A	20,780	667,869
* AssetMark Financial Holdings, Inc.	14,527	279,354
Associated Banc-Corp	59,848	1,193,968
Associated Capital Group, Inc., Class A	670	26,532
Assurant, Inc.	18,171	3,304,941
Assured Guaranty Ltd.	36,145	1,993,397
Atlantic Union Bankshares Corp.	19,303	652,055
* Atlanticus Holdings Corp.	6,885	296,330
Auburn National BanCorp, Inc.	400	12,216
Axis Capital Holdings Ltd.	54,623	3,131,537
* Axos Financial, Inc.	26,620	1,008,366
# B. Riley Financial, Inc.	9,799	442,523
Banc of California, Inc.	19,483	351,473
BancFirst Corp.	11,358	928,517
* Bancorp, Inc.	17,743	402,589
Bank of America Corp.	441,396	15,749,009
Bank of Hawaii Corp.	14,004	1,041,057
Bank of Marin Bancorp	3,571	111,629
Bank of New York Mellon Corp.	61,700	2,595,102
Bank of NT Butterfield & Son Ltd.	9,036	289,423
Bank of Princeton	708	21,254
Bank of South Carolina Corp.	350	6,251
Bank OZK	32,500	1,248,650
BankFinancial Corp.	1,550	15,826
BankUnited, Inc.	36,351	1,364,617
Bankwell Financial Group, Inc.	459	15,606
Banner Corp.	14,810	795,297
Bar Harbor Bankshares	1,356	35,405
Baycom Corp.	656	14,858
Berkshire Hills Bancorp, Inc.	19,061	471,569

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BGC Partners, Inc., Class A	122,947	$446,298
	BlackRock, Inc.	22,460	14,030,313
	Blackstone, Inc.	79,987	8,124,280
*	Blucora, Inc.	3,816	77,274
	BOK Financial Corp.	21,201	1,758,199
*	Bridgewater Bancshares, Inc.	1,630	26,113
*	Brighthouse Financial, Inc.	35,415	1,818,914
	BrightSphere Investment Group, Inc.	13,581	272,163
	Brookline Bancorp, Inc.	33,400	482,964
	Brown & Brown, Inc.	70,566	4,373,681
	Business First Bancshares, Inc.	925	20,498
	Byline Bancorp, Inc.	12,751	299,138
	C&F Financial Corp.	202	10,464
	Cadence Bank	62,643	1,568,581
	Cambridge Bancorp	1,038	84,815
	Camden National Corp.	5,650	252,838
*	Cannae Holdings, Inc.	15,701	351,702
	Capital City Bank Group, Inc.	2,327	59,594
	Capital One Financial Corp.	95,469	11,897,347
	Capitol Federal Financial, Inc.	69,311	667,465
	Capstar Financial Holdings, Inc.	2,354	47,433
	Cathay General Bancorp	31,475	1,261,833
	Cboe Global Markets, Inc.	16,943	1,914,220
#	CBTX, Inc.	3,895	111,085
	Central Pacific Financial Corp.	7,522	181,882
	Central Valley Community Bancorp	1,512	29,197
#	CF Bankshares, Inc.	1,038	21,923
	Charles Schwab Corp.	145,789	9,670,184
	Chemung Financial Corp.	900	42,732
	Chubb Ltd.	72,820	15,033,689
	Cincinnati Financial Corp.	33,505	4,109,723
	Citigroup, Inc.	281,027	13,548,312
	Citizens & Northern Corp.	1,544	36,145
	Citizens Financial Group, Inc.	84,994	3,348,764
#*	Citizens, Inc.	4,745	14,188
	City Holding Co.	5,664	438,280
	Civista Bancshares, Inc.	2,072	43,139
	CME Group, Inc.	14,925	3,273,650
	CNA Financial Corp.	13,819	655,573
	CNB Financial Corp.	2,020	50,197
	CNO Financial Group, Inc.	7,390	178,395
*	Coastal Financial Corp.	1,753	71,943
	Codorus Valley Bancorp, Inc.	849	20,291
	Cohen & Steers, Inc.	13,400	1,041,046
	Colony Bankcorp, Inc.	989	16,951
	Columbia Banking System, Inc.	24,100	676,728
*	Columbia Financial, Inc.	45,214	856,805
	Comerica, Inc.	19,842	1,625,060
	Commerce Bancshares, Inc.	29,237	1,998,934
	Community Bank System, Inc.	15,227	980,619
	Community Financial Corp.	92	3,766
	Community Trust Bancorp, Inc.	5,088	202,553
	Community West Bancshares	1,400	20,006
	ConnectOne Bancorp, Inc.	15,155	422,218
*	Consumer Portfolio Services, Inc.	2,632	30,005
	Cowen, Inc., Class A	8,579	196,030
	Crawford & Co., Class A	2,485	19,383
	Crawford & Co., Class B	3,005	22,147
#*	Credit Acceptance Corp.	6,608	3,386,600

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cullen/Frost Bankers, Inc.	17,570	$2,324,335
	Curo Group Holdings Corp.	7,060	82,884
*	Customers Bancorp, Inc.	15,155	637,571
	CVB Financial Corp.	34,296	789,494
	Diamond Hill Investment Group, Inc.	1,753	295,153
	Dime Community Bancshares, Inc.	17,175	539,982
	Discover Financial Services	91,903	10,335,411
	Donegal Group, Inc., Class A	14,292	193,371
*	Donnelley Financial Solutions, Inc.	13,002	380,569
	Eagle Bancorp, Inc.	13,350	672,173
	East West Bancorp, Inc.	37,101	2,645,301
#*	eHealth, Inc.	11,013	88,655
	Employers Holdings, Inc.	13,115	515,944
#*	Encore Capital Group, Inc.	14,337	828,822
*	Enova International, Inc.	17,477	653,640
*	Enstar Group Ltd.	9,703	2,287,482
	Enterprise Bancorp, Inc.	881	29,910
	Enterprise Financial Services Corp.	6,262	276,593
	Equitable Holdings, Inc.	202,344	5,833,578
	Equity Bancshares, Inc., Class A	500	15,265
	Erie Indemnity Co., Class A	14,677	2,352,430
*	Esquire Financial Holdings, Inc.	910	32,760
	ESSA Bancorp, Inc.	1,868	32,130
	Essent Group Ltd.	48,964	1,984,511
	Evans Bancorp, Inc.	394	15,019
	Evercore, Inc., Class A	22,001	2,326,606
	Everest Re Group Ltd.	13,057	3,586,888
#*	EZCORP, Inc., Class A	7,270	50,890
	FactSet Research Systems, Inc.	6,184	2,495,182
	Farmers & Merchants Bancorp, Inc.	657	25,130
	Farmers National Banc Corp.	1,526	23,378
	FB Financial Corp.	17,408	670,730
	Federal Agricultural Mortgage Corp., Class C	4,638	475,070
	Federated Hermes, Inc.	40,734	1,160,104
#*	FG Financial Group, Inc.	1,900	6,147
	Fidelity National Financial, Inc.	105,899	4,216,898
	Fifth Third Bancorp	45,834	1,720,150
	Financial Institutions, Inc.	3,311	92,178
	First American Financial Corp.	76,345	4,451,677
	First BanCorp	90,917	1,237,380
	First BanCorp	12,632	473,195
	First Bancorp, Inc.	1,624	45,716
	First Bancshares, Inc.	3,312	106,613
	First Bank	1,208	17,226
	First Busey Corp.	25,205	566,356
	First Business Financial Services, Inc.	1,369	47,463
	First Capital, Inc.	400	14,796
	First Citizens BancShares, Inc., Class A	2,816	1,800,494
	First Commonwealth Financial Corp.	38,311	516,432
	First Community Bankshares, Inc.	2,068	55,071
	First Community Corp.	1,506	29,849
	First Financial Bancorp	41,503	848,736
	First Financial Bankshares, Inc.	35,617	1,423,968
	First Financial Corp.	1,687	71,900
	First Financial Northwest, Inc.	1,300	22,230
	First Foundation, Inc.	16,008	355,698
	First Guaranty Bancshares, Inc.	665	15,295
	First Hawaiian, Inc.	47,843	1,129,573
	First Horizon Corp.	145,965	3,266,697

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	909	$34,987
	First Interstate BancSystem, Inc., Class A	21,931	713,196
	First Merchants Corp.	16,791	658,039
	First Mid Bancshares, Inc.	350	12,614
	First Northwest Bancorp	817	17,133
	First of Long Island Corp.	12,744	213,844
	First Republic Bank	19,458	2,903,523
	First Savings Financial Group, Inc.	714	17,807
	First U.S. Bancshares, Inc.	700	8,113
	First United Corp.	402	9,009
*	First Western Financial, Inc.	900	29,538
	FirstCash Holdings, Inc.	15,361	1,225,501
	Flagstar Bancorp, Inc.	31,741	1,120,457
	Flushing Financial Corp.	13,093	281,500
	FNB Corp.	120,154	1,384,174
	Franklin Financial Services Corp.	387	12,547
	Franklin Resources, Inc.	64,285	1,580,768
	FS Bancorp, Inc.	1,212	35,621
	Fulton Financial Corp.	68,884	1,044,970
	GAMCO Investors, Inc., Class A	1,439	28,737
*	Genworth Financial, Inc., Class A	310,878	1,153,357
#	German American Bancorp, Inc.	7,528	264,233
	Glacier Bancorp, Inc.	38,997	1,784,503
	Glen Burnie Bancorp	300	3,912
	Global Indemnity Group LLC, Class A	1,893	49,104
	Globe Life, Inc.	30,289	2,970,745
	Goldman Sachs Group, Inc.	72,708	22,211,567
#	Goosehead Insurance, Inc., Class A	588	33,804
	Great Southern Bancorp, Inc.	5,348	303,446
*	Green Dot Corp., Class A	22,267	589,630
	Greene County Bancorp, Inc.	3,316	173,128
	Greenhill & Co., Inc.	3,044	36,863
#*	Greenlight Capital Re Ltd., Class A	12,078	83,097
	Guaranty Bancshares, Inc.	581	19,986
	Hamilton Lane, Inc., Class A	7,221	495,216
	Hancock Whitney Corp.	18,226	852,430
	Hanmi Financial Corp.	5,958	137,928
	Hanover Insurance Group, Inc.	20,422	2,998,358
#	HarborOne Bancorp, Inc.	17,022	227,925
	Hartford Financial Services Group, Inc.	122,190	8,544,747
	Hawthorn Bancshares, Inc.	660	17,252
	HCI Group, Inc.	3,180	203,806
	Heartland Financial USA, Inc.	16,470	720,892
#	Hennessy Advisors, Inc.	1,267	12,607
	Heritage Commerce Corp.	16,589	186,294
	Heritage Financial Corp.	12,193	295,314
	Heritage Insurance Holdings, Inc.	5,231	22,284
	Hilltop Holdings, Inc.	10,662	271,774
	Hingham Institution For Savings	221	71,398
	HMN Financial, Inc.	600	14,508
	Home Bancorp, Inc.	196	7,513
	Home BancShares, Inc.	56,950	1,231,259
	HomeStreet, Inc.	7,899	320,620
	HomeTrust Bancshares, Inc.	2,385	64,467
	Hope Bancorp, Inc.	47,320	676,676
	Horace Mann Educators Corp.	20,657	823,181
	Horizon Bancorp, Inc.	18,244	318,905
	Houlihan Lokey, Inc.	17,924	1,492,890
	Huntington Bancshares, Inc.	79,496	1,045,372

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	IF Bancorp, Inc.	1,300	$31,434
	Independent Bank Corp.	14,596	1,126,227
	Independent Bank Corp.	6,401	126,356
	Independent Bank Group, Inc.	11,179	757,936
	Interactive Brokers Group, Inc., Class A	10,638	633,599
	Intercontinental Exchange, Inc.	24,428	2,829,007
	International Bancshares Corp.	24,898	990,691
	Invesco Ltd.	120,175	2,208,817
	Investar Holding Corp.	440	8,668
	Investors Title Co.	67	12,573
	James River Group Holdings Ltd.	21,155	501,585
	Janus Henderson Group PLC	73,993	2,255,307
	Jefferies Financial Group, Inc.	16,970	521,997
	JPMorgan Chase & Co.	433,410	51,731,818
	Kearny Financial Corp.	33,320	395,175
	Kemper Corp.	36,214	1,671,638
	KeyCorp.	101,323	1,956,547
	Kingstone Cos., Inc.	1,394	5,869
	Kinsale Capital Group, Inc.	5,810	1,288,019
	KKR & Co., Inc.	73,499	3,746,244
	Lake Shore Bancorp, Inc.	663	9,879
	Lakeland Bancorp, Inc.	20,224	303,967
#	Lakeland Financial Corp.	7,937	577,972
	Landmark Bancorp, Inc.	501	12,801
	Lazard Ltd., Class A	51,532	1,688,704
	LCNB Corp.	917	14,745
*	LendingClub Corp.	36,786	560,987
*	LendingTree, Inc.	2,645	210,066
	Limestone Bancorp, Inc.	1,000	21,450
	Lincoln National Corp.	63,698	3,831,435
	Live Oak Bancshares, Inc.	12,621	534,247
	Loews Corp.	5,495	345,306
	LPL Financial Holdings, Inc.	35,900	6,744,533
	Luther Burbank Corp.	1,713	22,732
	M&T Bank Corp.	19,721	3,286,307
	Macatawa Bank Corp.	3,313	28,989
	Magyar Bancorp, Inc.	1,343	16,089
*	Maiden Holdings Ltd.	26,869	59,649
	MainStreet Bancshares, Inc.	515	13,179
*	Malvern Bancorp, Inc.	515	8,281
*	Markel Corp.	1,821	2,464,323
	MarketAxess Holdings, Inc.	6,426	1,693,958
	Marsh & McLennan Cos., Inc.	55,844	9,029,975
#*	MBIA, Inc.	3,063	36,879
	Mercantile Bank Corp.	3,791	119,037
	Merchants Bancorp	19,746	464,426
	Mercury General Corp.	35,359	1,783,154
	Meridian Corp.	1,050	32,970
	Meta Financial Group, Inc.	11,998	523,713
	MetLife, Inc.	124,338	8,166,520
*	Metropolitan Bank Holding Corp.	2,400	213,720
	MGIC Investment Corp.	147,516	1,926,559
	Mid Penn Bancorp, Inc.	810	20,922
	Middlefield Banc Corp.	954	25,186
	Midland States Bancorp, Inc.	6,651	175,320
	MidWestOne Financial Group, Inc.	1,531	45,746
	Moelis & Co., Class A	25,379	1,123,275
	Moody’s Corp.	26,783	8,476,284
	Morgan Stanley	203,317	16,385,317

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Morningstar, Inc.	12,452	$3,153,220
*	Mr Cooper Group, Inc.	33,693	1,515,174
	MSCI, Inc.,Class A	11,059	4,658,604
	MVB Financial Corp.	945	37,857
	Nasdaq, Inc.	16,062	2,527,677
	National Bank Holdings Corp., Class A	12,016	438,704
	National Bankshares, Inc.	507	17,441
	National Western Life Group, Inc., Class A	1,264	251,233
	Navient Corp.	103,670	1,647,316
	NBT Bancorp, Inc.	8,704	306,381
	Nelnet, Inc., Class A	13,645	1,119,845
#	New York Community Bancorp, Inc.	184,824	1,707,774
*	NI Holdings, Inc.	962	15,248
*	Nicholas Financial, Inc.	2,510	25,426
*	Nicolet Bankshares, Inc.	3,267	265,868
*	NMI Holdings, Inc., Class A	40,576	745,787
	Northeast Bank	1,100	41,162
	Northern Trust Corp.	28,610	2,948,261
	Northfield Bancorp, Inc.	23,216	303,897
	Northrim BanCorp, Inc.	383	15,347
	Northwest Bancshares, Inc.	62,183	788,480
	Norwood Financial Corp.	600	16,812
#	Oak Valley Bancorp	817	14,281
	OceanFirst Financial Corp.	26,516	496,645
#*	Ocwen Financial Corp.	3,051	63,461
	OFG Bancorp	19,192	510,123
	Ohio Valley Banc Corp.	243	7,409
	Old National Bancorp	117,993	1,788,774
	Old Point Financial Corp.	189	4,912
	Old Republic International Corp.	170,031	3,742,382
	Old Second Bancorp, Inc.	1,641	22,597
	OneMain Holdings, Inc.	60,968	2,800,260
*	Open Lending Corp., Class A	8,122	110,784
	Oppenheimer Holdings, Inc., Class A	4,778	153,947
	Origin Bancorp, Inc.	5,668	213,570
	Orrstown Financial Services, Inc.	1,386	32,682
	Pacific Premier Bancorp, Inc.	22,240	697,446
	PacWest Bancorp	44,953	1,478,504
*	Palomar Holdings, Inc.	7,865	428,249
#	Park National Corp.	5,221	615,295
	Parke Bancorp, Inc.	661	15,904
	Pathfinder Bancorp, Inc.	900	18,297
#	PCB Bancorp	653	13,942
	PCSB Financial Corp.	610	11,175
	Peapack-Gladstone Financial Corp.	2,215	68,643
	Penns Woods Bancorp, Inc.	853	19,960
	PennyMac Financial Services, Inc.	10,313	500,799
	Peoples Bancorp of North Carolina, Inc.	1,287	35,122
	Peoples Bancorp, Inc.	6,928	189,966
	Peoples Financial Services Corp.	500	24,820
	Pinnacle Financial Partners, Inc.	21,604	1,675,390
	Piper Sandler Cos	7,407	851,657
	PJT Partners, Inc., Class A	4,492	296,427
#	Plumas Bancorp	646	22,739
	PNC Financial Services Group, Inc.	20,167	3,349,739
*	Ponce Financial Group, Inc.	1,223	12,719
	Popular, Inc.	31,365	2,446,156
*	PRA Group, Inc.	19,003	798,696
	Preferred Bank	5,125	343,990

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Premier Financial Corp.	16,625	$441,228
	Primerica, Inc.	19,688	2,550,777
	Primis Financial Corp.	1,339	18,277
	Principal Financial Group, Inc.	61,526	4,192,382
	ProAssurance Corp.	30,967	760,859
*	PROG Holdings, Inc.	18,130	479,901
	Progressive Corp.	97,794	10,499,164
	Prosperity Bancshares, Inc.	26,448	1,729,170
	Provident Bancorp, Inc.	1,077	17,146
	Provident Financial Holdings, Inc.	990	15,038
	Provident Financial Services, Inc.	37,760	835,629
	Prudential Bancorp, Inc.	879	13,642
	Prudential Financial, Inc.	77,746	8,436,218
	Pzena Investment Management, Inc., Class A	1,038	6,529
	QCR Holdings, Inc.	7,184	390,019
	Radian Group, Inc.	77,752	1,663,115
	Raymond James Financial, Inc.	48,816	4,757,607
	RBB Bancorp	2,496	53,389
	Regional Management Corp.	1,439	61,949
	Regions Financial Corp.	96,306	1,995,460
	Reinsurance Group of America, Inc.	21,490	2,306,307
	RenaissanceRe Holdings Ltd.	16,838	2,416,590
	Renasant Corp.	23,164	690,056
	Republic Bancorp, Inc., Class A	2,095	87,320
	Richmond Mutual BanCorp, Inc.	1,351	22,129
	Riverview Bancorp, Inc.	1,676	11,799
	RLI Corp.	20,377	2,338,872
	S&P Global, Inc.	48,314	18,190,221
	S&T Bancorp, Inc.	12,318	348,107
	Safety Insurance Group, Inc.	8,226	707,765
	Salisbury Bancorp, Inc.	800	42,560
	Sandy Spring Bancorp, Inc.	20,416	801,736
	SB Financial Group, Inc.	1,702	32,338
#	Seacoast Banking Corp. of Florida	18,946	615,745
*	Security National Financial Corp., Class A	996	9,930
	SEI Investments Co.	50,600	2,819,432
	Selective Insurance Group, Inc.	26,664	2,196,047
#*	Selectquote, Inc.	8,462	17,432
	ServisFirst Bancshares, Inc.	16,346	1,312,911
	Shore Bancshares, Inc.	2,956	59,504
	Sierra Bancorp	1,779	38,693
	Signature Bank	9,397	2,276,423
	Silvercrest Asset Management Group, Inc., Class A	953	19,803
	Simmons First National Corp., Class A	41,791	997,551
*	SiriusPoint Ltd.	27,906	175,250
	SLM Corp.	138,971	2,324,985
	SmartFinancial, Inc.	900	22,068
	Sound Financial Bancorp, Inc.	200	7,598
	South State Corp.	31,029	2,402,886
*	Southern First Bancshares, Inc.	700	31,990
	Southern Missouri Bancorp, Inc.	700	29,540
	Southside Bancshares, Inc.	11,359	445,159
	State Street Corp.	31,595	2,115,917
*	Sterling Bancorp, Inc.	2,334	15,941
	Stewart Information Services Corp.	15,213	784,991
	Stifel Financial Corp.	29,988	1,854,758
	Stock Yards Bancorp, Inc.	8,129	424,984
*	StoneX Group, Inc.	6,136	415,898
	Summit Financial Group, Inc.	488	13,298

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Summit State Bank	922	$14,646
*	SVB Financial Group	12,707	6,196,442
	Synchrony Financial	299,375	11,019,994
	Synovus Financial Corp.	40,986	1,702,558
	T Rowe Price Group, Inc.	54,013	6,645,760
	Territorial Bancorp, Inc.	1,317	29,909
*	Texas Capital Bancshares, Inc.	19,486	1,000,801
	TFS Financial Corp.	49,800	746,502
	Timberland Bancorp, Inc.	618	16,321
	Tiptree, Inc.	5,883	68,419
	Tompkins Financial Corp.	5,586	407,778
	Towne Bank	16,159	445,504
	Travelers Cos., Inc.	85,116	14,559,943
	TriCo Bancshares	9,493	356,462
*	TriState Capital Holdings, Inc.	7,877	237,964
*	Triumph Bancorp, Inc.	9,377	651,139
	Truist Financial Corp.	83,260	4,025,621
	TrustCo Bank Corp. NY	14,125	439,994
	Trustmark Corp.	23,825	664,241
	U.S. Bancorp	51,247	2,488,554
	UMB Financial Corp.	19,051	1,718,019
	Umpqua Holdings Corp.	95,453	1,578,793
#	United Bancorp, Inc.	1,200	20,196
	United Bancshares, Inc.	300	10,167
	United Bankshares, Inc.	50,371	1,675,339
	United Community Banks, Inc.	32,621	983,197
	United Fire Group, Inc.	21,363	625,722
	United Insurance Holdings Corp.	21,600	49,464
	United Security Bancshares	3,542	28,442
	Unity Bancorp, Inc.	600	17,310
	Universal Insurance Holdings, Inc.	17,456	219,247
	Univest Financial Corp.	13,273	334,480
	Unum Group	104,966	3,203,562
	Valley National Bancorp	160,043	1,917,315
	Value Line, Inc.	245	16,040
	Veritex Holdings, Inc.	18,594	610,813
#	Victory Capital Holdings, Inc., Class A	9,334	251,925
	Virtu Financial, Inc., Class A	53,574	1,547,217
#	Virtus Investment Partners, Inc.	3,246	575,061
#	Voya Financial, Inc.	74,691	4,715,990
	Walker & Dunlop, Inc.	19,179	2,296,877
	Washington Federal, Inc.	31,040	944,547
	Washington Trust Bancorp, Inc.	5,572	261,550
	Waterstone Financial, Inc.	8,901	142,950
	Webster Financial Corp.	66,322	3,315,437
	Wells Fargo & Co.	251,527	10,974,123
	WesBanco, Inc.	15,851	511,036
	West BanCorp, Inc.	2,622	65,550
	Westamerica BanCorp	9,110	536,761
	Western Alliance Bancorp	27,292	2,077,194
	Western New England Bancorp, Inc.	2,300	19,757
	White Mountains Insurance Group Ltd.	1,380	1,446,268
	Willis Towers Watson PLC	24,666	5,299,737
	Wintrust Financial Corp.	20,536	1,793,204
#	WisdomTree Investments, Inc.	69,753	406,660
#*	World Acceptance Corp.	3,007	567,451
	WR Berkley Corp.	99,418	6,610,303
	WSFS Financial Corp.	24,165	968,292
	WVS Financial Corp.	100	1,528

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Zions Bancorp NA	36,532	$2,064,423

TOTAL FINANCIALS			782,582,409

HEALTH CARE — (15.0%)
#*	10X Genomics, Inc., Class A	3,860	184,354
#*	2seventy bio, Inc.	3,261	43,893
	Abbott Laboratories	96,878	10,995,653
	AbbVie, Inc.	269,102	39,525,702
*	ABIOMED, Inc.	6,770	1,940,147
*	Acadia Healthcare Co., Inc.	19,826	1,345,789
*	ACADIA Pharmaceuticals, Inc.	13,168	242,818
#*	Accuray, Inc.	46,485	123,650
*††	Achillion Pharmaceuticals, Inc.	15,963	23,146
#*	Adaptive Biotechnologies Corp.	4,795	39,559
#*	Adverum Biotechnologies, Inc.	12,221	13,076
#*	Aeglea BioTherapeutics, Inc.	2,100	3,024
	Agilent Technologies, Inc.	47,047	5,611,296
#*	Agios Pharmaceuticals, Inc.	11,540	253,534
*	Akero Therapeutics, Inc.	7,764	81,444
#*	Albireo Pharma, Inc.	3,349	106,565
*	Alector, Inc.	9,268	88,973
*	Align Technology, Inc.	8,240	2,388,858
#*	Allakos, Inc.	5,521	20,814
#*	Allogene Therapeutics, Inc.	9,926	82,882
*	Allscripts Healthcare Solutions, Inc.	70,922	1,465,249
*	Alnylam Pharmaceuticals, Inc.	8,297	1,107,069
*	Amedisys, Inc.	6,299	804,067
	AmerisourceBergen Corp.	57,743	8,735,938
	Amgen, Inc.	87,600	20,427,444
*	Amicus Therapeutics, Inc.	2,900	20,532
*	AMN Healthcare Services, Inc.	20,154	1,970,053
*	Amneal Pharmaceuticals, Inc.	40,935	158,009
*	Amphastar Pharmaceuticals, Inc.	11,078	392,937
#*	AnaptysBio, Inc.	12,900	301,860
*	AngioDynamics, Inc.	15,177	319,476
#*	ANI Pharmaceuticals, Inc.	589	17,381
*	Anika Therapeutics, Inc.	4,935	106,251
#*	Annexon, Inc.	3,800	9,690
#*	Antares Pharma, Inc.	87,391	486,331
	Anthem, Inc.	50,809	25,502,561
#*	Apollo Medical Holdings, Inc.	5,473	199,655
#*	Arcus Biosciences, Inc.	7,587	183,681
*	Arcutis Biotherapeutics, Inc.	2,908	58,713
*	Artivion, Inc.	11,098	225,178
#*	Atara Biotherapeutics, Inc.	21,615	137,471
*	AtriCure, Inc.	7,571	393,162
#	Atrion Corp.	613	384,118
*	Avanos Medical, Inc.	19,966	582,209
*	Avantor, Inc.	134,162	4,277,085
#*	Avidity Biosciences, Inc.	2,829	40,455
*	AxoGen, Inc.	9,935	71,929
#*	Axonics, Inc.	11,260	583,493
	Azenta, Inc.	18,582	1,392,907
	Becton Dickinson & Co.	20,678	5,111,395
*	Biogen, Inc.	31,677	6,571,077
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,676	238,619
*	BioMarin Pharmaceutical, Inc.	25,090	2,041,071
*	Bio-Rad Laboratories, Inc., Class A	2,438	1,248,402
	Bio-Techne Corp.	5,995	2,276,242

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Bluebird Bio, Inc.	9,783	$35,512
*	Blueprint Medicines Corp.	13,020	759,717
*	Boston Scientific Corp.	99,912	4,207,294
	Bristol-Myers Squibb Co.	392,409	29,536,625
	Bruker Corp.	45,795	2,632,755
*	Cara Therapeutics, Inc.	11,364	99,094
	Cardinal Health, Inc.	113,237	6,573,408
*	Cardiovascular Systems, Inc.	11,173	208,935
*	Catalent, Inc.	16,040	1,452,582
*	Catalyst Pharmaceuticals, Inc.	22,500	171,450
*	Celldex Therapeutics, Inc.	3,355	102,495
*	Centene Corp.	93,525	7,533,439
	Cerner Corp.	82,577	7,732,510
*	Change Healthcare, Inc.	39,030	919,547
*	Charles River Laboratories International, Inc.	6,597	1,593,241
	Chemed Corp.	2,171	1,066,808
#*	ChemoCentryx, Inc.	1,925	35,535
*	Chimerix, Inc.	28,501	125,404
	Cigna Corp.	68,560	16,919,237
*	Codexis, Inc.	11,800	141,954
*	Collegium Pharmaceutical, Inc.	5,728	92,221
*	Computer Programs & Systems, Inc.	7,089	226,281
#	CONMED Corp.	8,123	1,080,034
#*»	Contra Zogenix, Inc.	6,333	4,306
	Cooper Cos., Inc.	6,571	2,372,394
*	Corcept Therapeutics, Inc.	6,953	149,559
*	CorVel Corp.	8,512	1,320,041
*	Covetrus, Inc.	45,154	623,125
*	Crinetics Pharmaceuticals, Inc.	2,525	51,308
#*	CRISPR Therapeutics AG	11,638	577,478
*	Cross Country Healthcare, Inc.	12,756	239,047
#*	Cue Biopharma, Inc.	13,497	53,448
*	Cumberland Pharmaceuticals, Inc.	1,705	4,007
*	Cutera, Inc.	1,819	98,790
	CVS Health Corp.	249,508	23,985,204
#*	Cymabay Therapeutics, Inc.	8,753	19,869
*	CytomX Therapeutics, Inc.	3,708	6,341
	Danaher Corp.	63,599	15,971,617
*	DaVita, Inc.	27,629	2,994,155
#*	Deciphera Pharmaceuticals, Inc.	5,625	56,925
*	Denali Therapeutics, Inc.	15,439	367,448
	DENTSPLY SIRONA, Inc.	42,467	1,698,255
*	DexCom, Inc.	5,390	2,202,246
*	Eagle Pharmaceuticals, Inc.	2,161	95,365
#*	Editas Medicine, Inc.	20,664	273,591
*	Edwards Lifesciences Corp.	60,841	6,435,761
#*	Eiger BioPharmaceuticals, Inc.	3,191	21,922
*	Elanco Animal Health, Inc.	92,378	2,338,087
*††	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	29,141
	Eli Lilly & Co.	55,799	16,300,562
#*	Embecta Corp.	4,135	125,828
*	Emergent BioSolutions, Inc.	12,985	420,454
*	Enanta Pharmaceuticals, Inc.	8,794	566,334
	Encompass Health Corp.	15,589	1,072,991
*	Enovis Corp.	13,512	876,523
*	Envista Holdings Corp.	46,144	1,828,225
*	Enzo Biochem, Inc.	1,646	4,197
*	Evolent Health, Inc., Class A	32,987	907,802

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Exact Sciences Corp.	8,877	$488,679
*	Exelixis, Inc.	24,711	552,044
#*	EyePoint Pharmaceuticals, Inc.	6,721	75,947
#*	Fate Therapeutics, Inc.	7,151	204,233
#*	FibroGen, Inc.	7,001	65,109
*	FONAR Corp.	776	13,852
*	Forma Therapeutics Holdings, Inc.	6,029	45,579
#*	Fulcrum Therapeutics, Inc.	4,704	45,252
#*	G1 Therapeutics, Inc.	14,605	75,070
#*	Generation Bio Co.	2,670	16,901
	Gilead Sciences, Inc.	315,769	18,737,732
*	Glaukos Corp.	4,803	227,134
#*	Global Blood Therapeutics, Inc.	4,426	135,878
*	Globus Medical, Inc., Class A	18,969	1,256,127
*	Great Elm Group, Inc.	393	582
#*	Guardant Health, Inc.	3,060	188,802
*	Haemonetics Corp.	14,275	723,314
*	Halozyme Therapeutics, Inc.	24,085	960,991
*	Hanger, Inc.	9,076	149,209
#*	Harvard Bioscience, Inc.	3,317	17,315
#*	Health Catalyst, Inc.	9,032	150,292
*	HealthEquity, Inc.	26,202	1,632,909
*	HealthStream, Inc.	14,850	283,635
*	Henry Schein, Inc.	36,896	2,992,266
#*	Heron Therapeutics, Inc.	5,952	26,903
#*	Heska Corp.	2,685	294,920
*	Hologic, Inc.	93,507	6,731,569
*	Horizon Therapeutics PLC	18,312	1,804,831
	Humana, Inc.	24,190	10,753,906
*	ICU Medical, Inc.	10,531	2,253,529
*	Ideaya Biosciences, Inc.	3,250	31,167
*	IDEXX Laboratories, Inc.	4,139	1,781,757
*	Illumina, Inc.	8,419	2,497,496
*	Immunovant, Inc.	5,583	25,738
*	Inari Medical, Inc.	2,037	164,386
*	Incyte Corp.	23,300	1,746,568
#*	InfuSystem Holdings, Inc.	2,116	16,780
*	Innoviva, Inc.	14,687	250,560
*	Inogen, Inc.	5,653	142,908
#*	Insulet Corp.	4,651	1,111,542
*	Integer Holdings Corp.	12,489	938,798
*	Integra LifeSciences Holdings Corp.	18,336	1,121,430
*	Intellia Therapeutics, Inc.	11,057	542,125
*	Intra-Cellular Therapies, Inc.	19,496	986,693
*	Intuitive Surgical, Inc.	21,266	5,088,954
#*	Invacare Corp.	8,544	14,183
*	Ionis Pharmaceuticals, Inc.	27,047	994,248
*	Iovance Biotherapeutics, Inc.	33,866	513,070
*	IQVIA Holdings, Inc.	30,628	6,676,598
	iRadimed Corp.	1,652	54,367
*	iRhythm Technologies, Inc.	2,717	335,196
#*	Ironwood Pharmaceuticals, Inc.	56,634	679,608
*	iTeos Therapeutics, Inc.	1,949	52,019
*	IVERIC bio, Inc.	21,365	295,905
*	Jazz Pharmaceuticals PLC	4,101	657,062
	Johnson & Johnson	393,807	71,066,411
*	Joint Corp.	1,721	52,525
*	Jounce Therapeutics, Inc.	30,124	159,657
*	Karuna Therapeutics, Inc.	6,892	768,182

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Kezar Life Sciences, Inc.	300	$3,564
*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	64,760
#*	Krystal Biotech, Inc.	7,585	459,727
*	Kura Oncology, Inc.	10,428	149,642
#*	Kymera Therapeutics, Inc.	4,504	141,200
*	Laboratory Corp. of America Holdings	21,032	5,053,569
*	Lantheus Holdings, Inc.	22,886	1,519,859
#	LeMaitre Vascular, Inc.	5,455	235,711
*	LENSAR, Inc.	1,319	9,616
*	Lexicon Pharmaceuticals, Inc.	15,189	27,492
*	LHC Group, Inc.	7,898	1,309,883
*	Ligand Pharmaceuticals, Inc.	2,737	254,158
#*	LivaNova PLC	13,536	1,037,670
*	MacroGenics, Inc.	13,803	98,691
#*	Madrigal Pharmaceuticals, Inc.	4,322	302,540
#*	Marinus Pharmaceuticals, Inc.	2,161	14,306
*	Masimo Corp.	10,479	1,183,813
	McKesson Corp.	38,419	11,894,907
*	MEDNAX, Inc.	32,160	595,603
*	Medpace Holdings, Inc.	8,275	1,105,292
	Medtronic PLC	131,326	13,705,181
	Merck & Co., Inc.	210,029	18,627,472
*	Meridian Bioscience, Inc.	9,117	233,304
*	Merit Medical Systems, Inc.	17,637	1,093,670
#*	Merrimack Pharmaceuticals, Inc.	2,200	12,760
*	Mersana Therapeutics, Inc.	5,538	19,272
#	Mesa Laboratories, Inc.	573	122,410
*	Mettler-Toledo International, Inc.	3,222	4,116,202
*	Mirati Therapeutics, Inc.	6,718	415,105
*	Moderna, Inc.	58,812	7,904,921
*	ModivCare, Inc.	3,946	410,266
*	Molina Healthcare, Inc.	25,689	8,052,217
#*	Morphic Holding, Inc.	2,364	71,653
*	Myriad Genetics, Inc.	17,325	355,162
#*	NanoString Technologies, Inc.	3,269	61,392
#*	Natera, Inc.	8,947	314,219
	National Research Corp.	4,399	150,886
*	Natus Medical, Inc.	11,914	396,379
#*	Nektar Therapeutics.	25,605	105,749
*	Neogen Corp.	16,246	428,894
*	NeoGenomics, Inc.	28,513	269,448
*	Neurocrine Biosciences, Inc.	3,175	285,845
*	Nevro Corp.	3,326	205,181
#*	NextCure, Inc.	2,418	10,059
*	NextGen Healthcare, Inc.	28,664	540,316
*	NGM Biopharmaceuticals, Inc.	7,438	92,826
#*	Novocure Ltd.	7,457	571,057
*	NuVasive, Inc.	10,233	526,386
#*	Omnicell, Inc.	9,633	1,051,635
#*	OPKO Health, Inc.	171,993	464,381
#*	OptimizeRx Corp.	2,546	71,568
*	Option Care Health, Inc.	50,018	1,494,538
*	OraSure Technologies, Inc.	11,284	69,284
	Organon & Co.	45,296	1,464,420
#*	OrthoPediatrics Corp.	900	40,572
	Owens & Minor, Inc.	34,940	1,240,021
*	Pacira BioSciences, Inc.	5,489	409,315
#*††	PDL BioPharma, Inc.	17,391	59,651
#*	PDS Biotechnology Corp.	5,700	31,521

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Pennant Group, Inc.	2,661	$43,614
#*	Penumbra, Inc.	4,257	734,588
	PerkinElmer, Inc.	31,544	4,624,666
	Perrigo Co. PLC	30,388	1,042,308
#*	Personalis, Inc.	7,670	42,952
	Pfizer, Inc.	320,944	15,748,722
#*	Phathom Pharmaceuticals, Inc.	1,653	21,390
	Premier, Inc., Class A	47,320	1,713,457
*	Prestige Consumer Healthcare, Inc.	9,997	546,436
#*	Pro-Dex, Inc.	1,452	21,925
#*	Progyny, Inc.	9,662	371,504
*	Protagonist Therapeutics, Inc.	8,401	76,365
*	Prothena Corp. PLC	14,364	418,854
	Psychemedics Corp.	600	3,726
*	Quanterix Corp.	3,651	81,016
	Quest Diagnostics, Inc.	35,494	4,750,517
*	Quidel Corp.	9,803	986,378
*	R1 RCM, Inc.	52,691	1,186,601
*	RadNet, Inc.	11,558	225,381
#*	RAPT Therapeutics, Inc.	1,537	23,255
*	Regeneron Pharmaceuticals, Inc.	18,764	12,367,540
*	REGENXBIO, Inc.	16,403	455,347
*	Repligen Corp.	7,789	1,224,742
*	Replimune Group, Inc.	12,671	212,493
	ResMed, Inc.	27,793	5,557,766
#*	Rhythm Pharmaceuticals, Inc.	8,744	54,737
*	Rigel Pharmaceuticals, Inc.	10,783	25,448
*	Rocket Pharmaceuticals, Inc.	10,114	103,972
	Royalty Pharma PLC, Class A	7,473	318,200
*	Sage Therapeutics, Inc.	16,128	508,355
*	Sangamo Therapeutics, Inc.	74,347	308,540
*	Sarepta Therapeutics, Inc.	809	58,507
#*	Schrodinger, Inc.	2,054	50,775
*	Seagen, Inc.	16,197	2,121,969
#*	SeaSpine Holdings Corp.	289	2,691
*	Seres Therapeutics, Inc.	501	2,370
#*	Sharps Compliance Corp.	10,800	46,656
#*	Shockwave Medical, Inc.	3,170	479,082
*	SI-BONE, Inc.	4,400	87,912
#*	Sierra Oncology, Inc.	2,502	136,384
#*	SIGA Technologies, Inc.	8,665	59,529
#	Simulations Plus, Inc.	1,301	60,705
#*	Spero Therapeutics, Inc.	1,266	6,153
#*	SpringWorks Therapeutics, Inc.	7,926	340,105
*	STAAR Surgical Co.	904	51,609
#*	Standard BioTools, Inc.	25,184	66,738
	STERIS PLC	7,681	1,720,928
*	Stoke Therapeutics, Inc.	3,338	48,201
	Stryker Corp.	31,892	7,694,264
*	Supernus Pharmaceuticals, Inc.	4,453	124,239
*	Surface Oncology, Inc.	5,738	12,165
#*	Surmodics, Inc.	3,112	120,310
*	Sutro Biopharma, Inc.	6,100	36,661
*	Syndax Pharmaceuticals, Inc.	5,336	89,485
*	Syneos Health, Inc.	29,067	2,124,507
*	Tactile Systems Technology, Inc.	2,940	49,627
*	Tandem Diabetes Care, Inc.	2,348	226,535
*	Taro Pharmaceutical Industries Ltd.	3,972	155,901
#*	TCR2 Therapeutics, Inc.	4,873	10,379

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Teladoc Health, Inc.	31,103	$1,050,037
	Teleflex, Inc.	6,548	1,870,240
	Thermo Fisher Scientific, Inc.	43,816	24,226,743
*	Tivity Health, Inc.	8,313	267,097
#*	Travere Therapeutics, Inc.	5,712	143,543
#*	Twist Bioscience Corp.	3,283	94,682
	U.S. Physical Therapy, Inc.	3,880	402,628
#*	Ultragenyx Pharmaceutical, Inc.	9,768	690,500
*	United Therapeutics Corp.	3,683	653,953
	UnitedHealth Group, Inc.	184,748	93,953,595
	Utah Medical Products, Inc.	407	34,428
*	Vanda Pharmaceuticals, Inc.	9,558	94,815
*	Vapotherm, Inc.	3,372	14,972
#*	Varex Imaging Corp.	4,300	85,355
*	Veeva Systems, Inc., Class A	8,836	1,607,710
*	Vericel Corp.	5,917	168,634
*	Vertex Pharmaceuticals, Inc.	33,912	9,265,437
	Viatris, Inc.	95,227	983,695
*	ViewRay, Inc.	28,435	75,921
#*	Viking Therapeutics, Inc.	15,705	37,378
#*	Vir Biotechnology, Inc.	10,875	221,306
*	Waters Corp.	11,045	3,346,856
#*	Xencor, Inc.	15,772	393,985
*	Xenon Pharmaceuticals, Inc.	5,473	154,722
#*	Y-mAbs Therapeutics, Inc.	3,393	28,501
	Zimmer Biomet Holdings, Inc.	25,949	3,133,342
*	Zimvie, Inc.	2,594	58,365
	Zoetis, Inc.	50,649	8,977,535

TOTAL HEALTH CARE			780,744,052

INDUSTRIALS — (12.2%)
	3M Co.	61,101	8,811,986
	AAON, Inc.	14,494	706,438
*	AAR Corp.	12,924	607,170
	ABM Industries, Inc.	38,714	1,868,725
#*	Acacia Research Corp.	9,834	46,121
	ACCO Brands Corp.	47,108	345,302
	Acme United Corp.	500	16,495
	Acuity Brands, Inc.	10,503	1,811,557
	Advanced Drainage Systems, Inc.	11,029	1,130,031
	AECOM	57,654	4,068,066
*	Aerojet Rocketdyne Holdings, Inc.	21,792	871,244
*	AeroVironment, Inc.	5,825	467,864
	AGCO Corp.	31,217	3,977,046
	Air Lease Corp.	50,901	2,050,292
	Alamo Group, Inc.	4,755	601,222
	Albany International Corp., Class A	10,339	808,717
	Allegion PLC	25,848	2,952,876
	Allied Motion Technologies, Inc.	2,700	65,718
	Allison Transmission Holdings, Inc.	50,036	1,873,348
	Altra Industrial Motion Corp.	27,377	1,067,703
	AMERCO	9,270	4,963,900
#*	Ameresco, Inc., Class A	9,993	504,047
#*	American Superconductor Corp.	9,413	50,171
*	American Woodmark Corp.	3,600	168,660
	AMETEK, Inc.	29,818	3,764,821
	AO Smith Corp.	30,662	1,791,581
*	API Group Corp.	99,820	1,852,659
	Apogee Enterprises, Inc.	8,543	375,892

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	13,457	$1,408,813
	ArcBest Corp.	5,840	421,414
	Arcosa, Inc.	8,448	452,221
	Argan, Inc.	6,356	233,774
#*	Armstrong Flooring, Inc.	391	641
	Armstrong World Industries, Inc.	10,064	852,018
*	ASGN, Inc.	24,679	2,799,833
	Astec Industries, Inc.	8,909	348,342
*	Astronics Corp.	12,713	123,189
*	Astronics Corp., Class B	988	10,611
*	Atkore, Inc.	21,145	2,032,035
*	AZEK Co., Inc.	23,596	501,179
	AZZ, Inc.	10,432	476,117
	Barnes Group, Inc.	17,709	594,668
	Barrett Business Services, Inc.	4,200	302,274
*	Beacon Roofing Supply, Inc.	40,242	2,399,630
	BGSF, Inc.	2,055	25,092
*	Blue Bird Corp.	7,351	117,837
*	BlueLinx Holdings, Inc.	5,699	379,952
	Boise Cascade Co.	19,523	1,475,548
	Booz Allen Hamilton Holding Corp., Class A	69,477	5,671,408
	Brady Corp., Class A	5,547	248,228
*	BrightView Holdings, Inc.	39,495	500,007
	Brink’s Co.	12,434	732,984
*	Builders FirstSource, Inc.	82,168	5,059,084
	BWX Technologies, Inc.	31,813	1,651,731
*	CACI International, Inc., Class A	12,061	3,199,783
	Carlisle Cos., Inc.	8,428	2,185,886
	Carrier Global Corp.	214,541	8,210,484
	Caterpillar, Inc.	71,630	15,080,980
*	CBIZ, Inc.	17,662	739,861
*	CECO Environmental Corp.	2,011	9,552
#	CH Robinson Worldwide, Inc.	68,622	7,284,225
#*	Chart Industries, Inc.	10,560	1,782,739
*	Cimpress PLC	6,614	334,073
	Cintas Corp.	21,003	8,343,652
*	CIRCOR International, Inc.	5,527	108,606
*	Civeo Corp.	1,011	26,286
#*	Clarivate PLC	83,112	1,303,196
	Columbus McKinnon Corp.	10,361	367,297
	Comfort Systems USA, Inc.	21,453	1,811,062
*	Commercial Vehicle Group, Inc.	4,998	35,886
*	Construction Partners, Inc., Class A	13,366	344,976
#*	Copa Holdings SA, Class A	1,674	126,169
*	Copart, Inc.	42,014	4,774,891
*	Cornerstone Building Brands, Inc.	34,775	848,162
*	CoStar Group, Inc.	70,618	4,492,717
	Covenant Logistics Group, Inc.	3,969	81,523
	CRA International, Inc.	3,712	305,757
	Crane Co.	19,929	1,917,768
	CSW Industrials, Inc.	2,666	281,290
	CSX Corp.	91,785	3,151,897
	Cummins, Inc.	31,466	5,953,053
	Curtiss-Wright Corp.	14,543	2,078,340
*	Daseke, Inc.	17,521	147,176
	Deere & Co.	55,172	20,830,189
	Deluxe Corp.	16,164	437,721
*	DLH Holdings Corp.	1,775	26,803
	Donaldson Co., Inc.	43,607	2,138,487

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Douglas Dynamics, Inc.	9,728	$301,179
	Dover Corp.	28,880	3,849,704
*	Ducommun, Inc.	4,599	234,871
#*	Dun & Bradstreet Holdings, Inc.	8,322	131,404
*	DXP Enterprises, Inc.	8,736	206,432
*	Dycom Industries, Inc.	13,062	1,109,094
	Eastern Co.	406	9,379
	Eaton Corp. PLC.	48,798	7,076,686
	EMCOR Group, Inc.	21,238	2,261,422
	Emerson Electric Co.	91,300	8,233,434
	Encore Wire Corp.	9,446	1,065,603
*	Energy Recovery, Inc.	15,444	286,023
	Enerpac Tool Group Corp.	19,790	397,383
	EnerSys	15,678	1,026,282
	Ennis, Inc.	7,441	128,357
	EnPro Industries, Inc.	7,949	740,926
	Equifax, Inc.	27,307	5,557,521
*	Esab Corp.	13,512	635,064
	ESCO Technologies, Inc.	10,261	640,799
*	Evoqua Water Technologies Corp.	33,587	1,400,242
	Expeditors International of Washington, Inc.	81,777	8,101,647
	Exponent, Inc.	11,722	1,123,085
	Fastenal Co.	120,564	6,668,395
	Federal Signal Corp.	20,957	713,167
	FedEx Corp.	33,122	6,582,666
	Flowserve Corp.	58,570	1,915,825
#*	Fluor Corp.	80,455	1,991,261
*	Forrester Research, Inc.	6,479	360,816
	Fortive Corp.	62,984	3,621,580
	Fortune Brands Home & Security, Inc.	27,656	1,970,490
	Forward Air Corp.	5,320	515,880
*	Franklin Covey Co.	1,000	40,070
	Franklin Electric Co., Inc.	16,186	1,132,049
*	FTI Consulting, Inc.	11,305	1,782,912
#*	FuelCell Energy, Inc.	33,205	135,476
*	Gates Industrial Corp. PLC	50,501	643,888
	GATX Corp.	8,715	901,044
*	Gencor Industries, Inc.	1,295	12,976
*	Generac Holdings, Inc.	11,397	2,500,274
	General Dynamics Corp.	46,927	11,099,643
	General Electric Co.	67,008	4,995,446
*	Gibraltar Industries, Inc.	10,389	393,120
	Global Industrial Co.	13,866	427,905
*	GMS, Inc.	21,337	1,023,109
	Gorman-Rupp Co.	10,775	343,292
	Graco, Inc.	41,968	2,602,855
	GrafTech International Ltd.	65,197	591,989
	Graham Corp.	400	2,916
	Granite Construction, Inc.	20,453	606,431
*	Great Lakes Dredge & Dock Corp.	24,151	333,525
#	Greenbrier Cos., Inc.	14,051	600,118
	Griffon Corp.	11,346	212,284
*	GXO Logistics, Inc.	21,506	1,272,940
	H&E Equipment Services, Inc.	18,812	667,450
*	Harsco Corp.	18,453	188,590
#	Healthcare Services Group, Inc.	25,268	431,830
	Heartland Express, Inc.	21,648	298,742
	HEICO Corp.	7,970	1,125,603
	HEICO Corp., Class A	12,701	1,481,445

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Heidrick & Struggles International, Inc.	13,193	$421,648
	Helios Technologies, Inc.	10,966	736,696
	Herc Holdings, Inc.	13,754	1,758,036
	Hexcel Corp.	24,874	1,352,151
*	Hill International, Inc.	4,682	5,806
	Hillenbrand, Inc.	30,207	1,233,050
	HNI Corp.	17,939	639,346
	Honeywell International, Inc.	67,150	12,994,197
	Howmet Aerospace, Inc.	63,864	2,179,040
*	Hub Group, Inc., Class A	13,890	932,852
	Hubbell, Inc.	17,714	3,460,607
	Huntington Ingalls Industries, Inc.	15,881	3,378,524
	Hurco Cos., Inc.	600	17,022
*	Huron Consulting Group, Inc.	15,259	790,111
*	Huttig Building Products, Inc.	911	9,729
	Hyster-Yale Materials Handling, Inc.	4,600	141,312
*	IAA, Inc.	32,747	1,200,178
	ICF International, Inc.	11,598	1,145,998
	IDEX Corp.	13,064	2,479,809
*	IES Holdings, Inc.	5,100	149,430
	Illinois Tool Works, Inc.	45,363	8,941,501
*	Infrastructure & Energy Alternatives, Inc.	2,600	24,310
	Ingersoll Rand, Inc.	57,396	2,523,128
	Insperity, Inc.	12,243	1,298,370
	Insteel Industries, Inc.	8,702	369,139
	Interface, Inc.	26,096	331,158
	ITT, Inc.	34,285	2,407,493
	Jacobs Engineering Group, Inc.	38,960	5,397,908
	JB Hunt Transport Services, Inc.	16,190	2,766,062
*	JELD-WEN Holding, Inc.	23,982	498,586
	John Bean Technologies Corp.	14,222	1,676,632
	Johnson Controls International PLC	74,963	4,488,035
	Kadant, Inc.	3,282	607,170
	Kaman Corp.	10,382	405,002
*	KAR Auction Services, Inc.	58,121	852,054
	KBR, Inc.	70,863	3,488,586
	Kelly Services, Inc., Class A	24,247	467,725
	Kennametal, Inc.	33,089	851,380
	Kforce, Inc.	10,203	714,720
	Kimball International, Inc., Class B	8,882	68,214
*	Kirby Corp.	7,937	517,492
	Knight-Swift Transportation Holdings, Inc.	35,735	1,711,349
	Korn Ferry	35,552	2,184,315
*	Kratos Defense & Security Solutions, Inc.	47,526	720,969
	L3Harris Technologies, Inc.	25,967	6,031,095
	Landstar System, Inc.	6,751	1,045,730
*	Lawson Products, Inc.	796	30,240
*	LB Foster Co., Class A	958	13,604
	Leidos Holdings, Inc.	71,615	7,412,869
	Lennox International, Inc.	8,078	1,722,149
	Lincoln Electric Holdings, Inc.	17,143	2,309,676
	Lindsay Corp.	2,870	387,881
	LSI Industries, Inc.	1,800	12,942
*	Lyft, Inc., Class A	75,090	2,447,934
*	Manitex International, Inc.	3,706	28,610
*	Manitowoc Co., Inc.	10,263	135,882
	ManpowerGroup, Inc.	26,050	2,349,710
	ManTech International Corp., Class A	16,529	1,327,940
	Marten Transport Ltd.	18,264	317,428

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Masco Corp.	36,846	$1,941,416
*	Masonite International Corp.	5,689	441,011
*	MasTec, Inc.	29,492	2,123,719
*	Matrix Service Co.	7,677	52,204
	Matthews International Corp., Class A	10,982	327,373
	Maxar Technologies, Inc.	21,344	687,490
#*	Mayville Engineering Co., Inc.	2,139	17,711
	McGrath RentCorp.	13,124	1,095,329
*	Mercury Systems, Inc.	21,123	1,178,452
*	Meritor, Inc.	23,978	861,050
*	Mesa Air Group, Inc.	11,500	39,100
*	Middleby Corp.	16,463	2,533,491
	Miller Industries, Inc.	3,368	90,296
	MillerKnoll, Inc.	21,051	667,948
#*	Mistras Group, Inc.	3,871	22,026
	Moog, Inc., Class A	11,052	882,723
*	MRC Global, Inc.	40,563	486,350
	MSA Safety, Inc.	12,027	1,451,539
	MSC Industrial Direct Co., Inc., Class A	20,705	1,715,616
	Mueller Industries, Inc.	7,007	379,429
	Mueller Water Products, Inc., Class A	50,101	602,715
*	MYR Group, Inc.	7,511	594,045
	Nielsen Holdings PLC	251,014	6,729,685
*	NN, Inc.	16,998	51,504
	Nordson Corp.	10,528	2,270,784
	Northrop Grumman Corp.	31,489	13,836,267
*	Northwest Pipe Co.	1,100	29,381
*	NOW, Inc.	52,096	567,846
*	NV5 Global, Inc.	4,791	573,962
	nVent Electric PLC	59,476	2,009,099
	Old Dominion Freight Line, Inc.	13,358	3,741,843
#	Omega Flex, Inc.	391	43,401
#*	Orion Energy Systems, Inc.	5,000	13,450
	Oshkosh Corp.	23,164	2,141,280
	Otis Worldwide Corp.	54,344	3,958,417
	PACCAR, Inc.	103,673	8,610,043
*	PAM Transportation Services, Inc.	6,042	183,616
#	Park Aerospace Corp.	2,965	34,691
	Parker-Hannifin Corp.	27,953	7,570,231
	Park-Ohio Holdings Corp.	3,500	33,565
*	Parsons Corp.	51,875	1,915,744
	Pentair PLC	53,787	2,729,690
*	PGT Innovations, Inc.	11,092	197,105
	Pitney Bowes, Inc.	50,197	264,538
#*	Plug Power, Inc.	62,025	1,303,766
#	Powell Industries, Inc.	8,550	165,015
	Preformed Line Products Co.	500	29,750
	Primoris Services Corp.	18,591	430,939
*	Proto Labs, Inc.	5,189	221,103
*	Quad/Graphics, Inc.	7,409	50,233
	Quanex Building Products Corp.	7,566	145,419
	Quanta Services, Inc.	35,830	4,155,563
*	Radiant Logistics, Inc.	3,151	18,181
	Raytheon Technologies Corp.	175,840	16,688,974
*	RBC Bearings, Inc.	4,716	793,939
	Regal Rexnord Corp.	24,699	3,142,701
*	Resideo Technologies, Inc.	62,423	1,403,893
	Resources Connection, Inc.	10,502	180,529
	REV Group, Inc.	23,603	281,348

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Robert Half International, Inc.	58,498	$5,750,938
	Rockwell Automation, Inc.	21,413	5,410,423
	Rollins, Inc.	42,419	1,422,733
	Roper Technologies, Inc.	12,285	5,772,967
	Rush Enterprises, Inc., Class A	21,180	1,077,638
	Rush Enterprises, Inc., Class B	6,222	301,456
	Ryder System, Inc.	13,664	955,114
*	Saia, Inc.	5,800	1,194,568
	Schneider National, Inc., Class B	24,897	588,316
	Science Applications International Corp.	33,243	2,766,815
*	Sensata Technologies Holding PLC	42,595	1,934,239
	Shyft Group, Inc.	9,151	233,076
*	SiteOne Landscape Supply, Inc.	12,878	1,816,184
	Snap-on, Inc.	17,524	3,723,675
*	SP Plus Corp.	7,147	203,690
	Spirit AeroSystems Holdings, Inc., Class A	19,842	834,158
*	SPX Corp.	14,335	600,637
	Standex International Corp.	4,182	393,275
	Stanley Black & Decker, Inc.	27,187	3,266,518
	Steelcase, Inc., Class A	38,053	446,362
*	Stericycle, Inc.	3,825	191,977
*	Sterling Construction Co., Inc.	12,473	285,507
#*	Sunrun, Inc.	51,435	1,027,671
	Tecnoglass, Inc.	5,817	129,894
	Tennant Co.	5,214	336,720
	Terex Corp.	25,302	860,268
	Tetra Tech, Inc.	14,065	1,958,973
	Textainer Group Holdings Ltd.	32,786	1,099,642
	Textron, Inc.	56,280	3,897,390
*	Thermon Group Holdings, Inc.	12,145	182,175
	Timken Co.	24,186	1,394,081
*	Titan International, Inc.	19,800	274,428
*	Titan Machinery, Inc.	10,052	237,026
	Toro Co.	31,583	2,530,746
*	TPI Composites, Inc.	10,362	118,541
	Trane Technologies PLC	30,237	4,229,854
*	Transcat, Inc.	923	67,379
*	TransDigm Group, Inc.	6,038	3,591,463
	TransUnion	31,381	2,746,465
*	Trex Co., Inc.	15,862	923,010
*	TriNet Group, Inc.	31,398	2,785,003
	Trinity Industries, Inc.	49,407	1,370,550
	Triton International Ltd.	40,227	2,457,467
*	TrueBlue, Inc.	19,940	509,866
*	Tutor Perini Corp.	27,914	258,763
*	Twin Disc, Inc.	3,200	44,768
#*	U.S. Xpress Enterprises, Inc., Class A	11,642	38,535
*	Uber Technologies, Inc.	96,639	3,042,196
	UFP Industries, Inc.	15,953	1,234,284
*	Ultralife Corp.	1,376	6,797
	UniFirst Corp.	5,617	967,809
	Union Pacific Corp.	3,656	856,564
	United Parcel Service, Inc., Class B	64,490	11,606,910
*	United Rentals, Inc.	23,892	7,562,296
*	Univar Solutions, Inc.	74,372	2,165,713
	Universal Logistics Holdings, Inc.	3,439	69,743
*	Upwork, Inc.	20,165	422,860
*	USA Truck, Inc.	1,300	21,333
	Valmont Industries, Inc.	6,567	1,633,935

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Vectrus, Inc.	3,988	$143,967
	Verisk Analytics, Inc.,Class A	53,470	10,910,554
*	Veritiv Corp.	2,463	346,150
*	Viad Corp.	2,443	80,008
*	Vicor Corp.	3,380	204,558
	VSE Corp.	5,608	242,883
#	Wabash National Corp.	16,346	233,911
#	Watsco, Inc.	9,449	2,520,804
	Watts Water Technologies, Inc., Class A	9,849	1,255,354
*	Welbilt, Inc.	29,523	697,333
	Werner Enterprises, Inc.	20,925	829,258
*	WESCO International, Inc.	27,404	3,377,817
	Westinghouse Air Brake Technologies Corp.	37,639	3,384,123
*	Willdan Group, Inc.	2,400	64,512
#*	Willis Lease Finance Corp.	474	14,741
*	WillScot Mobile Mini Holdings Corp.	64,564	2,266,196
	Woodward, Inc.	13,450	1,485,956
	WW Grainger, Inc.	18,655	9,328,060
*	XPO Logistics, Inc.	23,810	1,280,740
	Xylem, Inc.	24,134	1,942,787
*	Yellow Corp.	4,100	18,368
	Zurn Water Solutions Corp.	33,915	1,058,826

TOTAL INDUSTRIALS.			632,040,656

INFORMATION TECHNOLOGY — (22.6%)
	A10 Networks, Inc.	19,143	273,362
	Accenture PLC, Class A	88,943	26,714,919
*	ACI Worldwide, Inc.	38,080	1,051,770
*	Adobe, Inc.	52,437	20,762,430
	ADTRAN, Inc.	21,373	371,676
*	Advanced Micro Devices, Inc.	169,288	14,477,510
*	Agilysys, Inc.	5,872	216,148
*	Airgain, Inc.	869	7,360
*	Akamai Technologies, Inc.	10,100	1,134,028
*	Alarm.com Holdings, Inc.	11,920	728,074
*	Alithya Group, Inc., Class A	5,238	11,943
#*	Altair Engineering, Inc., Class A	5,164	280,508
#*	Alteryx, Inc., Class A	4,215	270,603
	Amdocs Ltd.	34,245	2,728,984
	American Software, Inc., Class A	10,000	171,000
	Amkor Technology, Inc.	40,886	769,066
	Amphenol Corp., Class A	54,654	3,907,761
*	Amtech Systems, Inc.	2,892	26,346
	Analog Devices, Inc.	36,423	5,622,983
*	ANSYS, Inc.	8,869	2,445,095
*	Appfolio, Inc., Class A	3,060	317,812
	Apple, Inc.	1,674,205	263,938,418
	Applied Materials, Inc.	136,989	15,116,736
*	Arista Networks, Inc.	53,004	6,125,672
*	Arlo Technologies, Inc.	29,474	228,129
*	Arrow Electronics, Inc.	27,189	3,204,496
*	Aspen Technology, Inc.	17,910	2,839,451
*	Asure Software, Inc.	1,020	6,181
*	Atlassian Corp. PLC, Class A	14,412	3,240,250
*	Autodesk, Inc.	30,251	5,725,909
	Automatic Data Processing, Inc.	64,607	14,095,955
*	Avalara, Inc.	10,871	826,957
*	Avaya Holdings Corp.	32,023	296,213
*	Aviat Networks, Inc.	3,288	98,311

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Avid Technology, Inc.	10,713	$339,709
	Avnet, Inc.	51,032	2,228,057
*	Aware, Inc.	500	1,400
*	Axcelis Technologies, Inc.	3,800	206,910
*	AXT, Inc.	2,116	12,484
	Badger Meter, Inc.	4,664	376,338
	Bel Fuse, Inc., Class B	878	14,320
	Belden, Inc.	4,998	258,047
	Benchmark Electronics, Inc.	15,479	367,781
#*	Benefitfocus, Inc.	13,251	141,123
#*	Bill.Com Holdings, Inc.	9,844	1,680,469
*	Black Knight, Inc.	31,507	2,072,846
*	Blackbaud, Inc.	13,856	803,787
*	Blackline, Inc.	7,119	477,329
#*	Block, Inc., Class A	15,006	1,493,697
#*	BM Technologies, Inc.	501	3,808
*	Box, Inc., Class A	39,920	1,222,350
	Bread Financial Holdings, Inc.	21,777	1,193,380
*	Brightcove, Inc.	4,594	32,388
	Broadcom, Inc.	71,170	39,455,936
	Broadridge Financial Solutions, Inc.	26,587	3,831,984
*	Cadence Design Systems, Inc.	36,308	5,477,062
#*	CalAmp Corp.	12,829	70,175
*	Calix, Inc.	17,025	679,468
#*	Cambium Networks Corp.	7,569	115,579
*	Cantaloupe, Inc.	4,100	22,427
#*	Casa Systems, Inc.	49,890	244,461
	Cass Information Systems, Inc.	3,680	142,453
	CDK Global, Inc.	38,772	2,109,585
	CDW Corp.	23,351	3,810,416
*	Cerence, Inc.	9,764	288,038
*	Ceridian HCM Holding, Inc.	25,197	1,414,308
*	CEVA, Inc.	3,835	139,364
*	ChannelAdvisor Corp.	7,802	113,207
*	Ciena Corp.	51,755	2,855,323
*	Cirrus Logic, Inc.	16,433	1,245,621
	Cisco Systems, Inc.	538,922	26,396,400
	Citrix Systems, Inc.	19,144	1,916,314
*	Clearfield, Inc.	2,900	168,867
*	Cloudflare, Inc., Class A	4,401	379,102
	CMC Materials, Inc.	8,028	1,436,289
	Cognex Corp.	14,837	1,003,426
	Cognizant Technology Solutions Corp., Class A	97,526	7,889,853
*	Cognyte Software Ltd.	11,933	80,906
*	Coherent, Inc.	4,777	1,279,758
*	Cohu, Inc.	14,632	388,626
*	CommScope Holding Co., Inc.	55,901	337,083
*	CommVault Systems, Inc.	9,409	573,949
*	Computer Task Group, Inc.	2,600	24,830
	Comtech Telecommunications Corp.	16,490	224,264
	Concentrix Corp.	17,435	2,745,664
*	Conduent, Inc.	93,630	527,137
*	Consensus Cloud Solutions, Inc.	5,537	291,911
*	Coupa Software, Inc.	6,532	563,712
#*	Crowdstrike Holdings, Inc., Class A	5,896	1,171,889
	CSG Systems International, Inc.	13,407	824,128
*	CyberOptics Corp.	2,083	88,340
*	Daktronics, Inc.	27,724	92,875
*	Datadog, Inc., Class A	4,670	564,043

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Datto Holding Corp.	4,254	$147,614
	Dell Technologies, Inc., Class C	66,129	3,108,724
*	Digi International, Inc.	12,339	233,454
*	DocuSign, Inc.	7,161	580,041
	Dolby Laboratories, Inc., Class A	10,134	785,081
*	Dropbox, Inc., Class A	60,938	1,325,401
*	Duck Creek Technologies, Inc.	9,719	154,824
*	DXC Technology Co.	62,870	1,804,369
*	Dynatrace, Inc.	38,766	1,487,064
#*	DZS, Inc.	4,045	48,904
#	Ebix, Inc.	7,750	230,950
*	eGain Corp.	5,400	55,890
*	Elastic NV	6,855	521,940
*	EMCORE Corp.	2,616	9,025
*	Envestnet, Inc.	16,573	1,319,874
*	EPAM Systems, Inc.	5,611	1,486,859
*	ePlus, Inc.	9,684	546,952
*	Euronet Worldwide, Inc.	15,261	1,856,501
*	Everbridge, Inc.	4,939	212,871
	EVERTEC, Inc.	23,630	931,022
*	Evo Payments, Inc., Class A	10,429	234,965
*	ExlService Holdings, Inc.	7,262	988,721
*	Extreme Networks, Inc.	27,934	268,166
*	F5, Inc.	16,825	2,816,673
*	Fabrinet	3,800	373,122
*	Fair Isaac Corp.	4,835	1,805,921
*	FARO Technologies, Inc.	4,029	138,154
	Fidelity National Information Services, Inc.	51,547	5,110,885
*	Fiserv, Inc.	56,859	5,567,633
*	Five9, Inc.	3,645	401,314
*	FleetCor Technologies, Inc.	19,087	4,762,588
*	Flex Ltd.	117,628	1,939,686
*	FormFactor, Inc.	21,305	811,934
*	Fortinet, Inc.	24,369	7,042,885
*	Frequency Electronics, Inc.	1,723	13,974
*	Gartner, Inc.	24,647	7,161,186
*	Genasys, Inc.	2,697	8,469
	Genpact Ltd.	65,648	2,643,645
	Global Payments, Inc.	42,779	5,859,867
*	Globant SA	8,114	1,752,543
*	GoDaddy, Inc., Class A	30,178	2,438,684
*	GSI Technology, Inc.	2,247	8,269
*	GTY Technology Holdings, Inc.	5,400	32,886
*	Guidewire Software, Inc.	11,462	996,506
	Hackett Group, Inc.	6,800	159,732
*	Harmonic, Inc.	23,729	196,951
	Hewlett Packard Enterprise Co.	256,118	3,946,778
	HP, Inc.	159,732	5,850,983
*	HubSpot, Inc.	3,943	1,496,092
#*	I3 Verticals, Inc., Class A	3,815	104,722
*	Ichor Holdings Ltd.	4,111	119,671
*	Identiv, Inc.	2,402	29,280
#*	Immersion Corp.	17,100	79,857
#*	Infinera Corp.	64,771	498,089
	Information Services Group, Inc.	10,339	64,826
#*	Insight Enterprises, Inc.	15,003	1,490,848
	Intel Corp.	539,162	23,502,072
	InterDigital, Inc.	8,028	456,392
	International Business Machines Corp.	179,379	23,715,698

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	International Money Express, Inc.	13,736	$272,934
*	Intevac, Inc.	1,900	9,671
	Intuit, Inc.	29,734	12,451,112
#*	Iteris, Inc.	2,900	7,482
*	Itron, Inc.	15,418	736,672
	Jabil, Inc.	28,489	1,644,670
	Jack Henry & Associates, Inc.	22,152	4,199,576
#*	Jamf Holding Corp.	11,140	343,112
	Juniper Networks, Inc.	90,121	2,840,614
*	Key Tronic Corp.	334	1,794
*	Keysight Technologies, Inc.	30,280	4,247,376
*	Kimball Electronics, Inc.	1,207	21,533
	KLA Corp.	26,146	8,347,372
*	Knowles Corp.	36,203	670,480
#	Kulicke & Soffa Industries, Inc.	16,980	788,042
*	KVH Industries, Inc.	1,119	8,918
*	Kyndryl Holdings, Inc.	35,875	426,554
	Lam Research Corp.	21,505	10,016,169
*	Lantronix, Inc.	3,255	17,121
*	Lattice Semiconductor Corp.	13,590	652,864
*	LGL Group, Inc.	400	4,264
#*	Limelight Networks, Inc.	19,272	68,801
*	LiveRamp Holdings, Inc.	21,184	663,483
#*	Lumentum Holdings, Inc.	11,512	934,890
*	Luna Innovations, Inc.	6,774	37,392
*	Magnachip Semiconductor Corp.	3,441	62,936
*	Mandiant, Inc.	91,645	2,014,357
*	Manhattan Associates, Inc.	12,444	1,624,564
	Marvell Technology, Inc.	79,109	4,594,651
	Mastercard, Inc., Class A	125,721	45,684,497
	Maximus, Inc.	23,155	1,687,536
*	MaxLinear, Inc.	13,554	648,830
	Methode Electronics, Inc.	5,836	260,344
	Microsoft Corp.	509,491	141,393,942
*	Mimecast Ltd.	12,701	1,012,016
#*	Mitek Systems, Inc.	11,112	124,121
	MKS Instruments, Inc.	6,884	784,638
#*	Model N, Inc.	3,029	78,269
*	Momentive Global, Inc.	18,413	291,294
*	MoneyGram International, Inc.	23,223	235,249
#*	MongoDB, Inc.	11,004	3,905,650
	Monolithic Power Systems, Inc.	7,104	2,786,473
	Motorola Solutions, Inc.	18,324	3,915,656
*	N-Able, Inc.	26,510	265,100
*	Napco Security Technologies, Inc.	5,808	101,640
	National Instruments Corp.	37,283	1,347,408
*	NCR Corp.	60,286	2,111,819
*	NeoPhotonics Corp.	13,287	201,165
	NetApp, Inc.	38,528	2,822,176
*	NETGEAR, Inc.	10,304	223,597
*	NetScout Systems, Inc.	33,294	1,025,455
*	New Relic, Inc.	4,798	303,569
	NortonLifeLock, Inc.	88,965	2,227,684
*	Novanta, Inc.	5,473	704,375
	NVIDIA Corp.	228,700	42,416,989
*	Okta, Inc.	18,335	2,187,549
*	OneSpan, Inc.	9,289	131,254
*	Onto Innovation, Inc.	11,356	807,866
	Oracle Corp.	216,390	15,883,026

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	5,992	$473,967
#*	PagerDuty, Inc.	13,458	384,495
#*	Palantir Technologies, Inc., Class A	88,099	916,230
#*	Palo Alto Networks, Inc.	4,034	2,264,204
	Paychex, Inc.	79,178	10,034,228
*	Paycom Software, Inc.	7,995	2,250,353
*	Paylocity Holding Corp.	8,247	1,563,879
*	PayPal Holdings, Inc.	100,548	8,841,186
	PC Connection, Inc.	8,318	411,658
	PC-Tel, Inc.	8,847	37,688
*	PDF Solutions, Inc.	9,700	225,525
#	Pegasystems, Inc.	9,516	728,830
*	Perficient, Inc.	7,464	741,996
*	PFSweb, Inc.	1,693	19,216
*	Photronics, Inc.	20,910	313,441
*	Ping Identity Holding Corp.	31,511	823,382
#*	Pixelworks, Inc.	4,600	9,706
*	Plantronics, Inc.	4,365	173,989
*	Plexus Corp.	5,981	485,298
	Power Integrations, Inc.	13,516	1,081,280
	Progress Software Corp.	20,683	992,370
*	PTC, Inc.	25,035	2,859,247
*	Pure Storage, Inc., Class A	48,262	1,414,077
*	Q2 Holdings, Inc.	5,701	294,913
	QUALCOMM, Inc.	173,996	24,305,501
*	Qualys, Inc.	10,551	1,437,890
*	Rambus, Inc.	24,838	618,715
*	RF Industries Ltd.	1,338	8,858
*	Ribbon Communications, Inc.	44,248	152,656
	Richardson Electronics Ltd.	500	5,990
#*	Rimini Street, Inc.	8,000	46,080
*	RingCentral, Inc., Class A	3,191	270,756
#*	Sailpoint Technologies Holdings, Inc.	17,435	1,112,876
*	Salesforce, Inc.	58,386	10,272,433
	Sapiens International Corp. NV	13,958	324,384
*	ScanSource, Inc.	10,387	355,651
*	SecureWorks Corp., Class A	1,149	12,685
*	Semtech Corp.	10,248	610,781
*	ServiceNow, Inc.	8,494	4,060,981
#*	ShotSpotter, Inc.	2,086	57,261
#*	SigmaTron International, Inc.	497	3,310
*	Silicon Laboratories, Inc.	8,571	1,156,314
*	Smith Micro Software, Inc.	5,201	16,019
*	Snowflake, Inc., Class A	5,978	1,024,868
	SolarWinds Corp.	23,926	295,965
*	Splunk, Inc.	9,233	1,126,611
*	SPS Commerce, Inc.	6,903	825,806
	SS&C Technologies Holdings, Inc.	52,452	3,391,546
*	StarTek, Inc.	1,400	5,250
*	Stratasys Ltd.	16,577	321,428
*	Super Micro Computer, Inc.	19,450	818,845
	Switch, Inc., Class A	23,997	716,550
*	Synaptics, Inc.	7,788	1,156,051
*	Synopsys, Inc.	15,028	4,309,880
	TD SYNNEX Corp.	23,345	2,336,601
	TE Connectivity Ltd.	3,794	473,415
*	Teledyne Technologies, Inc.	8,330	3,594,811
*	Teradata Corp.	35,940	1,486,119
	Teradyne, Inc.	39,378	4,152,804

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trade Desk, Inc., Class A	20,170	$1,188,416
*	TransAct Technologies, Inc.	300	1,980
*	Trimble, Inc.	41,381	2,760,113
	TTEC Holdings, Inc.	16,398	1,210,336
#*	Turtle Beach Corp.	7,085	117,894
*	Twilio, Inc., Class A	10,932	1,222,416
*	Tyler Technologies, Inc.	6,196	2,445,623
#	Ubiquiti, Inc.	607	171,326
*	Unisys Corp.	13,340	189,561
	Universal Display Corp.	6,689	854,386
*	Upland Software, Inc.	5,855	87,357
*	Verint Systems, Inc.	22,732	1,240,258
*	VeriSign, Inc.	11,886	2,123,909
*	Verra Mobility Corp.	44,350	622,230
#*	Viasat, Inc.	15,788	581,156
*	Viavi Solutions, Inc.	69,486	996,429
#	Visa, Inc., Class A	225,000	47,954,250
*	Vishay Precision Group, Inc.	335	10,455
	VMware, Inc., Class A	27,689	2,991,520
	Vontier Corp.	30,850	790,377
	Western Union Co.	71,151	1,192,491
*	WEX, Inc.	8,835	1,468,730
*	Workday, Inc., Class A	6,598	1,363,807
	Xerox Holdings Corp.	75,444	1,312,726
	Xperi Holding Corp.	11,148	173,909
*	Zebra Technologies Corp., Class A	4,490	1,659,773
*	Zendesk, Inc.	6,228	760,065
*	Zoom Video Communications, Inc., Class A	9,313	927,295
*	Zscaler, Inc.	6,657	1,349,640

TOTAL INFORMATION TECHNOLOGY.			1,172,934,947

MATERIALS — (3.5%)
	AdvanSix, Inc.	7,805	347,635
*	AgroFresh Solutions, Inc.	3,791	7,051
	Albemarle Corp.	19,807	3,819,384
*	Allegheny Technologies, Inc.	43,216	1,174,611
#	Amcor PLC	376,441	4,464,590
	American Vanguard Corp.	18,721	400,629
	AptarGroup, Inc.	33,904	3,893,196
*	Arconic Corp.	28,124	707,600
	Ashland Global Holdings, Inc.	10,742	1,127,588
*	Aspen Aerogels, Inc.	9,663	208,721
	Avery Dennison Corp.	28,380	5,125,428
	Avient Corp.	52,689	2,594,406
*	Axalta Coating Systems Ltd.	126,183	3,201,263
	Balchem Corp.	10,731	1,322,059
	Ball Corp.	79,409	6,444,834
*	Berry Global Group, Inc.	65,210	3,674,584
#*	Bioceres Crop Solutions Corp.	1,600	23,360
	Celanese Corp.	12,772	1,876,718
	Chase Corp.	2,929	247,090
*	Clearwater Paper Corp.	3,528	116,812
*	Coeur Mining, Inc.	45,578	165,448
	Commercial Metals Co.	28,328	1,161,448
	Compass Minerals International, Inc.	11,051	653,446
	Corteva, Inc.	127,761	7,370,532
	Crown Holdings, Inc.	53,890	5,930,056
	Dow, Inc.	75,887	5,046,486
	DuPont de Nemours, Inc.	74,817	4,932,685

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	1,001	$102,773
	Ecolab, Inc.	35,592	6,027,149
	Element Solutions, Inc.	107,178	2,210,010
*††	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	46,361	6,144,687
	FutureFuel Corp.	5,003	47,579
*	GCP Applied Technologies, Inc.	18,083	567,264
	Glatfelter Corp.	6,681	73,491
	Graphic Packaging Holding Co.	94,900	2,068,820
	Greif, Inc., Class A	13,296	806,801
	Greif, Inc., Class B	1,339	78,144
	Hawkins, Inc.	8,004	298,389
	HB Fuller Co.	22,634	1,509,688
	Hecla Mining Co.	203,037	1,057,823
	Huntsman Corp.	56,965	1,929,405
*	Ingevity Corp.	10,068	603,073
	Innospec, Inc.	11,478	1,093,968
	International Flavors & Fragrances, Inc.	44,004	5,337,685
	International Paper Co.	23,561	1,090,403
*	Intrepid Potash, Inc.	3,405	260,755
	Koppers Holdings, Inc.	5,805	140,829
	Kronos Worldwide, Inc.	25,736	391,702
#*	Livent Corp.	41,022	876,230
	Louisiana-Pacific Corp.	22,904	1,477,766
	Martin Marietta Materials, Inc.	6,116	2,166,410
	Materion Corp.	3,829	326,039
	Mercer International, Inc.	9,541	152,751
	Minerals Technologies, Inc.	8,295	527,645
	Mosaic Co.	31,861	1,988,764
	Myers Industries, Inc.	11,436	250,791
	Neenah, Inc.	3,136	111,014
	NewMarket Corp.	4,416	1,433,478
	Newmont Corp.	43,771	3,188,717
	Northern Technologies International Corp.	2,004	23,186
	Nucor Corp.	16,545	2,560,835
	Packaging Corp. of America	15,442	2,488,787
	PPG Industries, Inc.	71,419	9,140,918
#	Quaker Chemical Corp.	2,069	336,647
*	Ranpak Holdings Corp.	36,015	543,106
*	Rayonier Advanced Materials, Inc.	6,300	32,319
	Reliance Steel & Aluminum Co.	33,730	6,686,972
	Resolute Forest Products, Inc.	1,960	27,322
	Royal Gold, Inc.	26,906	3,510,695
	RPM International, Inc.	24,608	2,040,003
	Ryerson Holding Corp.	10,703	393,977
	Schnitzer Steel Industries, Inc., Class A	14,549	663,871
#	Scotts Miracle-Gro Co.	27,813	2,890,605
	Sealed Air Corp.	37,703	2,420,910
	Sensient Technologies Corp.	12,748	1,078,481
	Sherwin-Williams Co.	53,394	14,681,214
	Silgan Holdings, Inc.	48,162	2,136,948
	Sonoco Products Co.	41,200	2,550,692
	Steel Dynamics, Inc.	43,275	3,710,831
	Stepan Co.	9,824	1,003,129
*	Sylvamo Corp.	721	32,193
	TriMas Corp.	5,537	163,563
	Trinseo PLC	10,873	515,924
	Valvoline, Inc.	72,625	2,195,454
*	Venator Materials PLC	2,800	5,208

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Vulcan Materials Co.	16,633	$2,865,700
	Westlake Corp.	10,076	1,275,118
	WestRock Co.	35,000	1,733,550
	Worthington Industries, Inc.	23,049	1,096,441

TOTAL MATERIALS			179,182,302

REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	64,518	5,357,575
#*	Cushman & Wakefield PLC	76,722	1,373,324
#	eXp World Holdings, Inc.	16,255	217,654
*	Five Point Holdings LLC, Class A	2,194	12,835
*	Forestar Group, Inc.	10,714	174,745
*	FRP Holdings, Inc.	513	28,990
*	Howard Hughes Corp.	13,802	1,384,203
*	Jones Lang LaSalle, Inc.	19,813	4,333,698
	Kennedy-Wilson Holdings, Inc.	10,259	231,340
	Marcus & Millichap, Inc.	13,033	583,748
*	Maui Land & Pineapple Co., Inc.	7,404	85,072
	Newmark Group, Inc., Class A	56,992	692,453
*	Rafael Holdings, Inc., Class B	781	1,679
	RE/MAX Holdings, Inc., Class A	6,670	156,478
*	Realogy Holdings Corp.	55,495	608,225
	RMR Group, Inc., Class A	4,376	119,377
	St. Joe Co.	3,317	176,498
*	Stratus Properties, Inc.	321	13,482
*	Zillow Group, Inc., Class A	8,093	312,794
#*	Zillow Group, Inc., Class C	22,358	890,296

TOTAL REAL ESTATE			16,754,466

UTILITIES — (0.8%)
	American States Water Co.	12,309	968,226
	American Water Works Co., Inc.	38,375	5,912,820
#	Atmos Energy Corp.	20,860	2,365,524
#	Avangrid, Inc.	15,313	679,132
	Brookfield Renewable Corp., Class A	35,412	1,271,291
	California Water Service Group	20,275	1,051,664
	Chesapeake Utilities Corp.	3,028	379,015
	Clearway Energy, Inc., Class A	5,815	165,262
	Clearway Energy, Inc., Class C	10,478	319,893
	Consolidated Edison, Inc.	48,993	4,543,611
	Consolidated Water Co. Ltd.	2,963	32,237
	Essential Utilities, Inc.	95,695	4,283,308
	Eversource Energy	72,775	6,360,535
	Genie Energy Ltd., Class B	2,902	18,834
	Global Water Resources, Inc.	1,296	18,559
	Macquarie Infrastructure Holdings LLC	8,296	31,110
#	Middlesex Water Co.	7,528	669,616
	New Jersey Resources Corp.	48,614	2,098,180
	Northwest Natural Holding Co.	11,007	526,465
	ONE Gas, Inc.	9,392	792,403
#	Ormat Technologies, Inc.	34,429	2,675,133
*	Pure Cycle Corp.	1,310	13,690
	SJW Group	11,828	697,852
	South Jersey Industries, Inc.	45,017	1,539,131
	Southwest Gas Holdings, Inc.	16,924	1,491,174
	Spire, Inc.	9,440	686,760
#*	Sunnova Energy International, Inc.	48,070	830,169
	UGI Corp.	40,695	1,395,838

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Unitil Corp.	2,002	$102,102
York Water Co.	1,961	75,851

TOTAL UTILITIES		41,995,385

TOTAL COMMON STOCKS		5,105,238,871

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
* WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	4,748	135,555

TOTAL INVESTMENT SECURITIES (Cost $3,538,816,389)		5,105,374,426

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	11,075,237	11,075,237

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	6,663,909	77,081,431

TOTAL INVESTMENTS — (100.0%) (Cost $3,626,962,376)		$5,193,531,094

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$431,468,106	—	$947	$431,469,053
Consumer Discretionary	674,038,446	—	207	674,038,653
Consumer Staples	318,473,388	—	—	318,473,388
Energy	75,023,560	—	—	75,023,560
Financials	782,582,409	—	—	782,582,409
Health Care	780,656,949	$4,306	82,797	780,744,052
Industrials	632,040,656	—	—	632,040,656
Information Technology	1,172,934,947	—	—	1,172,934,947
Materials	179,182,302	—	—	179,182,302
Real Estate	16,754,466	—	—	16,754,466
Utilities	41,995,385	—	—	41,995,385
Preferred Stocks
Industrials	135,555	—	—	135,555
Temporary Cash Investments	11,075,237	—	—	11,075,237
Securities Lending Collateral	—	77,081,431	—	77,081,431

TOTAL	$5,116,361,406	$77,085,737	$83,951^	$5,193,531,094

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (3.9%)
*	AMC Networks, Inc., Class A	5,062	$165,173
*	Angi, Inc.	4,461	19,673
	ATN International, Inc.	4,132	163,214
*	Audacy, Inc.	31,635	80,353
*	Ballantyne Strong, Inc.	2,277	6,945
*	Boston Omaha Corp., Class A	5,882	122,581
*	Cars.com, Inc.	9,128	101,503
*	comScore, Inc.	18,111	36,584
*	Consolidated Communications Holdings, Inc.	20,375	121,231
*	Cumulus Media, Inc., Class A	3,428	47,204
*	Daily Journal Corp.	335	86,145
*	DHI Group, Inc.	10,038	55,811
*	EchoStar Corp., Class A	7,358	171,809
	Entravision Communications Corp., Class A	12,100	62,557
*	EW Scripps Co., Class A	13,473	221,766
*	Fluent, Inc.	8,675	11,624
*	Gaia, Inc.	2,180	10,769
*	Gannett Co., Inc.	25,615	102,716
	Gray Television, Inc.	15,679	290,375
*	Hemisphere Media Group, Inc.	2,724	10,596
*	iHeartMedia, Inc., Class A	1,435	22,946
*	IMAX Corp.	4,665	73,800
	John Wiley & Sons, Inc., Class A	6,246	317,859
*	Lee Enterprises, Inc.	1,119	26,968
*	Liberty Latin America Ltd., Class A	9,654	89,203
*	Liberty Latin America Ltd., Class C	35,107	324,389
*	Liberty Media Corp.-Liberty Formula One, Class A	3,428	196,836
*	Liberty Media Corp.-Liberty Formula One, Class C	20,057	1,250,153
*	Lions Gate Entertainment Corp., Class A	15,008	202,458
*	Lions Gate Entertainment Corp., Class B	26,008	326,920
*	Loyalty Ventures, Inc.	2,396	30,645
#	Lumen Technologies, Inc.	177,899	1,789,664
*	Madison Square Garden Entertainment Corp.	5,013	367,202
# *	Marcus Corp.	4,930	77,549
	News Corp., Class A	57,009	1,132,199
	News Corp., Class B	28,956	576,514
	Nexstar Media Group, Inc., Class A	5,409	856,894
*	QuinStreet, Inc.	6,900	65,619
*	Reading International, Inc., Class A	3,100	12,369
	Saga Communications, Inc., Class A	900	20,457
*	Salem Media Group, Inc.	3,530	10,272
	Scholastic Corp.	8,136	299,812
	Shenandoah Telecommunications Co.	8,648	174,690
	TEGNA, Inc.	36,705	809,345
	Telephone & Data Systems, Inc.	20,397	373,673
# *	Thryv Holdings, Inc.	836	21,594
*	TrueCar, Inc.	18,900	67,662
*	U.S. Cellular Corp.	7,251	208,684
*	Urban One, Inc.	4,894	29,560
*	Urban One, Inc.	1,927	15,589
*	WideOpenWest, Inc.	7,497	150,315
*	Yelp, Inc.	7,555	245,764

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	320	$28,275

TOTAL COMMUNICATION SERVICES			12,084,508

CONSUMER DISCRETIONARY — (15.2%)
*	1-800-Flowers.com, Inc., Class A	2,960	30,192
	Aaron’s Co., Inc.	1,083	22,234
*	Abercrombie & Fitch Co., Class A	8,909	308,073
#	Academy Sports & Outdoors, Inc.	14,094	526,552
	Acushnet Holdings Corp.	12,607	513,609
*	Adient PLC	15,149	517,187
	ADT, Inc.	43,213	296,009
*	Adtalem Global Education, Inc.	12,698	372,178
*	American Axle & Manufacturing Holdings, Inc.	36,615	242,391
#	American Eagle Outfitters, Inc.	26,030	393,313
*	American Outdoor Brands, Inc.	4,900	61,740
*	American Public Education, Inc.	4,851	94,303
*	America’s Car-Mart, Inc.	1,516	122,569
*	Asbury Automotive Group, Inc.	2,560	470,298
	Autoliv, Inc.	9,083	669,235
*	AutoNation, Inc.	12,131	1,406,104
*	Barnes & Noble Education, Inc.	14,129	42,952
	Bassett Furniture Industries, Inc.	3,310	54,814
*	BBQ Holdings, Inc.	1,799	25,960
*	Beazer Homes USA, Inc.	7,307	110,190
	Big Lots, Inc.	6,180	190,962
*	Biglari Holdings, Inc., Class B	519	70,786
*	BJ’s Restaurants, Inc.	3,131	87,010
	Bluegreen Vacations Holding Corp.	1,737	45,683
	BorgWarner, Inc.	43,362	1,597,022
	Brunswick Corp.	2,559	193,486
	Build-A-Bear Workshop, Inc.	3,093	58,581
	Caleres, Inc.	6,200	142,166
# *	Callaway Golf Co.	1,171	25,692
*	Capri Holdings Ltd.	12,171	580,557
	Carriage Services, Inc.	2,900	124,381
	Carrols Restaurant Group, Inc.	13,500	21,600
	Carter’s, Inc.	228	19,207
	Cato Corp., Class A	5,366	72,709
*	Cavco Industries, Inc.	1,090	257,512
*	Century Casinos, Inc.	4,256	44,560
	Century Communities, Inc.	7,113	374,997
*	Charles & Colvard Ltd.	3,600	5,040
*	Chico’s FAS, Inc.	17,440	92,432
*	Children’s Place, Inc.	700	32,431
*	Chuy’s Holdings, Inc.	4,463	111,620
	Columbia Sportswear Co.	2,679	220,107
# *	Conn’s, Inc.	7,549	118,142
*	Container Store Group, Inc.	11,669	89,268
††	Contra Zagg, Inc.	5,384	485
*	Cooper-Standard Holdings, Inc.	5,005	23,073
	Culp, Inc.	4,000	25,840
	Dana, Inc.	26,191	387,889
*	Delta Apparel, Inc.	1,231	35,674
	Designer Brands, Inc., Class A	9,772	135,049
#	Dick’s Sporting Goods, Inc.	3,114	300,252
	Dillard’s, Inc., Class A	1,958	594,860
*	Dorman Products, Inc.	3,801	375,235
*	Duluth Holdings, Inc., Class B	4,385	53,716
*	El Pollo Loco Holdings, Inc.	8,580	91,377

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Escalade, Inc.	2,840	$37,346
	Ethan Allen Interiors, Inc.	6,302	149,609
*	Fiesta Restaurant Group, Inc.	5,300	36,040
	Flexsteel Industries, Inc.	2,659	57,674
	Foot Locker, Inc.	19,392	568,380
*	Fossil Group, Inc.	10,434	103,088
	Franchise Group, Inc.	1,878	70,031
*	Full House Resorts, Inc.	2,414	21,847
*	Funko, Inc., Class A	5,789	94,303
	Gap, Inc.	31,423	390,274
*	Genesco, Inc.	3,241	201,039
*	G-III Apparel Group Ltd.	10,288	272,426
*	Goodyear Tire & Rubber Co.	51,903	691,348
*	GoPro, Inc., Class A	14,189	126,566
	Graham Holdings Co., Class B	777	460,271
*	Grand Canyon Education, Inc.	4,891	469,389
*	Green Brick Partners, Inc.	12,789	251,943
	Group 1 Automotive, Inc.	3,456	601,828
	Guess?, Inc.	8,357	187,782
	Hamilton Beach Brands Holding Co., Class A	3,030	28,361
	Harley-Davidson, Inc.	21,690	790,600
#	Haverty Furniture Cos., Inc.	4,652	115,509
	Hibbett, Inc.	2,907	125,524
	Hooker Furnishings Corp.	2,775	46,787
*	iMedia Brands, Inc.	5,374	19,830
*	iRobot Corp.	3,151	159,598
	Johnson Outdoors, Inc., Class A	2,028	155,101
	KB Home	15,696	509,021
	Kohl’s Corp.	24,600	1,423,848
*	Lakeland Industries, Inc.	2,662	43,071
*	Lands’ End, Inc.	5,094	71,418
	Laureate Education, Inc., Class A	32,696	370,446
	La-Z-Boy, Inc.	9,593	252,104
# *	Lazydays Holdings, Inc.	2,255	43,815
	LCI Industries	3,038	295,658
	Lear Corp.	10,355	1,324,819
*	Legacy Housing Corp.	5,189	90,911
	Leggett & Platt, Inc.	5,947	211,892
*	LGI Homes, Inc.	3,809	356,941
	Lifetime Brands, Inc.	4,566	57,623
*	Lincoln Educational Services Corp.	5,804	41,499
	Lithia Motors, Inc.	4,109	1,163,381
	LKQ Corp.	7,642	379,272
*	LL Flooring Holdings, Inc.	6,536	90,262
	Macy’s, Inc.	41,143	994,426
*	Malibu Boats, Inc., Class A	2,240	112,650
*	MarineMax, Inc.	4,244	173,664
	Marriott Vacations Worldwide Corp.	74	11,050
	MDC Holdings, Inc.	13,394	494,373
*	Modine Manufacturing Co.	12,379	97,794
*	Mohawk Industries, Inc.	10,800	1,523,448
*	Monarch Casino & Resort, Inc.	1,391	97,579
	Monro, Inc.	6,352	290,477
*	Motorcar Parts of America, Inc.	3,901	59,334
	Movado Group, Inc.	3,066	110,284
# *	National Vision Holdings, Inc.	3,447	129,780
*	Nautilus, Inc.	4,315	12,988
	Newell Brands, Inc.	57,793	1,337,908
*	ODP Corp.	8,329	358,397

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Ollie’s Bargain Outlet Holdings, Inc.	5,530	$265,716
	OneWater Marine, Inc., Class A	700	22,883
	Oxford Industries, Inc.	2,037	182,515
	Patrick Industries, Inc.	3,450	214,762
*	Penn National Gaming, Inc.	13,801	504,703
	Penske Automotive Group, Inc.	13,166	1,380,060
*	Perdoceo Education Corp.	15,540	173,737
*	Playa Hotels & Resorts NV	28,980	273,571
	PulteGroup, Inc.	46,955	1,960,841
	PVH Corp.	11,618	845,558
	Qurate Retail, Inc., Class A	72,568	305,511
	Ralph Lauren Corp.	2,587	269,928
	RCI Hospitality Holdings, Inc.	1,296	80,300
*	Red Robin Gourmet Burgers, Inc.	2,129	28,082
	Rent-A-Center, Inc.	6,647	160,326
	Rocky Brands, Inc.	1,297	49,947
	Shoe Carnival, Inc.	3,639	109,861
#	Signet Jewelers Ltd.	6,778	475,816
*	Skechers USA, Inc., Class A	13,422	514,063
	Sonic Automotive, Inc., Class A	3,132	133,267
*	Sportsman’s Warehouse Holdings, Inc.	8,200	78,802
	Standard Motor Products, Inc.	4,977	212,418
*	Stoneridge, Inc.	3,694	72,809
	Strategic Education, Inc.	4,171	269,447
*	Strattec Security Corp.	1,038	36,797
*	Stride, Inc.	7,287	286,379
	Superior Group of Cos., Inc.	3,530	56,127
	Tapestry, Inc.	11,302	372,062
*	Taylor Morrison Home Corp.	24,778	648,936
*	Terminix Global Holdings, Inc.	10,758	493,685
#	Thor Industries, Inc.	9,545	730,670
	Tile Shop Holdings, Inc.	6,519	38,984
	Tilly’s, Inc., Class A	4,575	40,352
	Toll Brothers, Inc.	20,371	944,603
*	TravelCenters of America, Inc.	2,247	85,408
*	Tri Pointe Homes, Inc.	21,715	448,849
*	Unifi, Inc.	4,200	61,614
*	Universal Electronics, Inc.	2,825	83,337
*	Universal Technical Institute, Inc.	7,433	77,006
*	Urban Outfitters, Inc.	18,930	450,534
*	Vera Bradley, Inc.	8,847	54,409
*	VOXX International Corp.	4,213	31,892
	Weyco Group, Inc.	1,900	46,759
	Whirlpool Corp.	3,434	623,340
#	Winnebago Industries, Inc.	6,609	351,467
	Wolverine World Wide, Inc.	2,251	44,615
*	Zumiez, Inc.	5,060	185,348

TOTAL CONSUMER DISCRETIONARY.			46,420,027

CONSUMER STAPLES — (3.6%)
	Andersons, Inc.	9,251	464,678
*	BellRing Brands, Inc.	13,436	287,933
	Calavo Growers, Inc.	2,939	106,509
*	Central Garden & Pet Co.	2,300	100,717
*	Central Garden & Pet Co., Class A	8,343	345,233
*	Coty, Inc., Class A	5,503	44,629
*	Darling Ingredients, Inc.	3,123	229,197
	Edgewell Personal Care Co.	9,604	366,297
*	Farmer Bros Co.	5,200	32,656

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Fresh Del Monte Produce, Inc.	7,738	$201,575
# *	Grocery Outlet Holding Corp.	7,531	253,569
*	Hain Celestial Group, Inc.	7,585	254,401
# *	HF Foods Group, Inc.	4,587	26,788
*	Hostess Brands, Inc.	21,620	490,558
	Ingles Markets, Inc., Class A	2,517	234,383
	J&J Snack Foods Corp.	1,609	240,867
*	Landec Corp.	7,133	70,973
*	Lifevantage Corp.	2,900	11,310
	Limoneira Co.	2,300	27,462
#	MGP Ingredients, Inc.	1,548	141,379
	Molson Coors Beverage Co., Class B	34,494	1,867,505
	Natural Grocers by Vitamin Cottage, Inc.	6,617	134,921
*	Nature’s Sunshine Products, Inc.	3,963	65,627
	Nu Skin Enterprises, Inc., Class A	7,665	326,836
	Oil-Dri Corp. of America	1,112	27,744
*	Post Holdings, Inc.	10,598	788,385
	PriceSmart, Inc.	4,000	317,800
# *	Rite Aid Corp.	12,700	80,899
*	Seneca Foods Corp., Class A	1,485	80,561
*	Simply Good Foods Co.	10,288	428,495
	SpartanNash Co.	8,185	280,582
	Spectrum Brands Holdings, Inc.	3,049	259,378
*	Sprouts Farmers Market, Inc.	15,186	452,543
	Tootsie Roll Industries, Inc.	6,490	227,345
*	TreeHouse Foods, Inc.	11,248	354,312
*	U.S. Foods Holding Corp.	13,201	496,622
*	United Natural Foods, Inc.	9,788	420,199
	Village Super Market, Inc., Class A	2,320	53,801
*	Vital Farms, Inc.	830	9,545
	Weis Markets, Inc.	4,612	368,407
*	Whole Earth Brands, Inc.	8,762	60,545

TOTAL CONSUMER STAPLES.			11,033,166

ENERGY — (4.2%)
	Archrock, Inc.	35,434	308,630
	Brigham Minerals, Inc., Class A	7,981	197,769
	ChampionX Corp.	21,666	457,153
*	Clean Energy Fuels Corp.	43,240	253,387
	CVR Energy, Inc.	9,287	232,825
*	Delek U.S. Holdings, Inc.	13,072	316,343
	DHT Holdings, Inc.	27,694	155,640
*	DMC Global, Inc.	1,986	39,700
*	Dril-Quip, Inc.	9,081	262,259
*	DTE Midstream LLC	13,381	719,229
# *	Expro Group Holdings NV	13,582	207,533
*	Exterran Corp.	4,343	29,489
	Falcon Minerals Corp.	8,074	54,903
*	Forum Energy Technologies, Inc.	1,732	36,597
*	Helix Energy Solutions Group, Inc.	42,491	174,638
	Helmerich & Payne, Inc.	18,687	860,163
*	HF Sinclair Corp.	27,751	1,055,093
*	Independence Contract Drilling, Inc.	2,563	10,560
*	Liberty Energy, Inc., Class A	27,185	438,766
*	Nabors Industries Ltd.	1,579	244,145
	NACCO Industries, Inc., Class A	800	36,864
*	National Energy Services Reunited Corp.	12,060	80,681
*	Natural Gas Services Group, Inc.	3,428	42,096
*	Newpark Resources, Inc.	27,372	95,528

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	NexTier Oilfield Solutions, Inc.	45,780	$504,954
	NOV, Inc.	43,118	781,729
*	Oceaneering International, Inc.	12,885	145,987
*	Oil States International, Inc.	17,699	119,645
*	Overseas Shipholding Group, Inc., Class A	4,410	9,173
	Patterson-UTI Energy, Inc.	41,922	689,198
*	PBF Energy, Inc., Class A	22,297	647,951
*	ProPetro Holding Corp.	18,699	264,404
*	Renewable Energy Group, Inc.	8,799	537,267
*	REX American Resources Corp.	1,348	114,081
*	RPC, Inc.	37,932	392,217
*	SandRidge Energy, Inc.	6,005	111,513
	Scorpio Tankers, Inc.	2,800	69,244
*	Select Energy Services, Inc., Class A	21,725	168,586
	SFL Corp. Ltd.	18,721	185,712
	Solaris Oilfield Infrastructure, Inc., Class A	5,772	64,935
*	TechnipFMC PLC	75,449	522,107
*	Tidewater, Inc.	1,541	30,758
*	Transocean Ltd.	89,261	335,621
*	U.S. Silica Holdings, Inc.	18,831	349,880
	VAALCO Energy, Inc.	4,176	27,311
*	Weatherford International PLC	5,955	192,227
	World Fuel Services Corp.	7,400	179,228

TOTAL ENERGY.			12,753,719

FINANCIALS — (28.6%)
	1st Source Corp.	4,113	177,970
	ACNB Corp.	1,132	38,748
	Affiliated Managers Group, Inc.	449	56,381
	Alerus Financial Corp.	3,509	89,655
*	Alleghany Corp.	2,014	1,684,711
	Allegiance Bancshares, Inc.	5,237	213,984
	Amalgamated Financial Corp.	4,832	84,995
	A-Mark Precious Metals, Inc.	1,457	114,812
*	Ambac Financial Group, Inc.	12,000	92,760
	Amerant Bancorp, Inc.	5,741	152,653
	American Equity Investment Life Holding Co.	22,019	830,557
	American Financial Group, Inc.	4,885	676,475
	American National Bankshares, Inc.	2,683	93,207
	American National Group, Inc.	1,851	349,117
	Ameris Bancorp	12,351	515,037
	AMERISAFE, Inc.	2,519	116,756
	Ames National Corp.	1,467	34,328
	Argo Group International Holdings Ltd.	6,222	266,302
	Arrow Financial Corp.	4,202	131,523
*	AssetMark Financial Holdings, Inc.	3,253	62,555
	Associated Banc-Corp.	26,531	529,293
	Associated Capital Group, Inc., Class A	306	12,118
	Assurant, Inc.	130	23,644
	Assured Guaranty Ltd.	10,225	563,909
	Atlantic Union Bankshares Corp.	14,096	476,163
*	Atlanticus Holdings Corp.	2,462	105,964
	Axis Capital Holdings Ltd.	11,123	637,682
*	Axos Financial, Inc.	6,130	232,204
	Banc of California, Inc.	11,839	213,576
	BancFirst Corp.	3,544	289,722
*	Bancorp, Inc.	8,702	197,448
	Bank of Marin Bancorp	3,156	98,657
	Bank of NT Butterfield & Son Ltd.	5,496	176,037

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bank of Princeton	25	$751
	Bank OZK	20,231	777,275
	BankFinancial Corp.	3,100	31,651
	BankUnited, Inc.	14,976	562,199
	Bankwell Financial Group, Inc.	1,826	62,084
	Banner Corp.	5,841	313,662
	Bar Harbor Bankshares	3,269	85,354
	Baycom Corp.	2,027	45,912
	BCB Bancorp, Inc.	2,387	44,971
	Berkshire Hills Bancorp, Inc.	8,569	211,997
	Blue Ridge Bankshares, Inc.	4,083	59,489
	BOK Financial Corp.	10,677	885,444
*	Bridgewater Bancshares, Inc.	3,669	58,777
*	Brighthouse Financial, Inc.	12,522	643,130
	Brookline Bancorp, Inc.	13,256	191,682
	Business First Bancshares, Inc.	3,594	79,643
	Byline Bancorp, Inc.	7,107	166,730
	C&F Financial Corp.	728	37,710
	Cadence Bank	27,344	684,694
	Cambridge Bancorp	1,034	84,488
	Camden National Corp.	3,508	156,983
*	Cannae Holdings, Inc.	12,965	290,416
	Capital Bancorp, Inc.	1,866	42,004
	Capital City Bank Group, Inc.	3,510	89,891
	Capitol Federal Financial, Inc.	24,000	231,120
	Capstar Financial Holdings, Inc.	4,417	89,003
*	Carter Bankshares, Inc.	5,444	89,064
	Cathay General Bancorp	14,194	569,037
	CBTX, Inc.	5,250	149,730
	Central Pacific Financial Corp.	5,022	121,432
	Central Valley Community Bancorp	2,552	49,279
	Chemung Financial Corp.	124	5,888
	Citizens & Northern Corp.	3,270	76,551
	Citizens Financial Group, Inc.	8,711	343,213
	City Holding Co.	1,775	137,349
	Civista Bancshares, Inc.	3,330	69,331
	CNA Financial Corp.	7,557	358,504
	CNB Financial Corp.	3,590	89,211
	Codorus Valley Bancorp, Inc.	1,949	46,581
	Colony Bankcorp, Inc.	1,567	26,858
	Columbia Banking System, Inc.	12,879	361,642
*	Columbia Financial, Inc.	8,543	161,890
	Comerica, Inc.	11,881	973,054
	Community Bank System, Inc.	5,049	325,156
	Community Financial Corp.	1,132	46,344
	Community Trust Bancorp, Inc.	3,721	148,133
	ConnectOne Bancorp, Inc.	6,891	191,983
*	Consumer Portfolio Services, Inc.	5,067	57,764
	Cowen, Inc., Class A	6,639	151,701
*	CrossFirst Bankshares, Inc.	8,379	107,335
*	Customers Bancorp, Inc.	6,233	262,222
	CVB Financial Corp.	19,055	438,646
	Dime Community Bancshares, Inc.	6,860	215,678
	Donegal Group, Inc., Class A	6,470	87,539
	Eagle Bancorp Montana, Inc.	1,400	28,420
	Eagle Bancorp, Inc.	5,746	289,311
	Eastern Bankshares, Inc.	2,096	40,159
*	eHealth, Inc.	454	3,655
# *	Elevate Credit, Inc.	7,023	20,788

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	5,582	$219,596
# *	Encore Capital Group, Inc.	4,633	267,834
*	Enova International, Inc.	5,569	208,281
*	Enstar Group Ltd.	2,441	575,466
	Enterprise Bancorp, Inc.	1,700	57,715
	Enterprise Financial Services Corp.	5,775	255,082
	Equitable Holdings, Inc.	48,315	1,392,921
	Equity Bancshares, Inc., Class A	3,298	100,688
*	Esquire Financial Holdings, Inc.	631	22,716
	Essent Group Ltd.	16,742	678,553
	Evans Bancorp, Inc.	496	18,908
	Everest Re Group Ltd.	6,042	1,659,798
*	EZCORP, Inc., Class A	13,600	95,200
	Farmers & Merchants Bancorp, Inc.	288	11,016
	Farmers National Banc Corp.	7,095	108,695
	FB Financial Corp.	7,935	305,736
	Federal Agricultural Mortgage Corp., Class C	1,099	112,571
	Fidelity National Financial, Inc.	18,869	751,364
	Financial Institutions, Inc.	3,153	87,780
	First American Financial Corp.	17,027	992,844
	First BanCorp	34,691	472,145
	First BanCorp	5,874	220,040
	First Bancorp, Inc.	2,300	64,745
	First Bancshares, Inc.	3,864	124,382
	First Bank	4,296	61,261
	First Busey Corp.	8,841	198,657
	First Business Financial Services, Inc.	1,650	57,205
	First Citizens BancShares, Inc., Class A	688	439,893
	First Commonwealth Financial Corp.	16,693	225,022
	First Community Bankshares, Inc.	3,920	104,390
	First Community Corp.	600	11,892
	First Financial Bancorp	16,065	328,529
	First Financial Corp.	1,600	68,192
	First Foundation, Inc.	4,664	103,634
	First Hawaiian, Inc.	21,208	500,721
	First Horizon Corp.	74,501	1,667,332
	First Internet Bancorp	2,190	84,293
	First Interstate BancSystem, Inc., Class A	11,441	372,061
	First Merchants Corp.	10,506	411,730
	First Mid Bancshares, Inc.	3,740	134,790
	First Northwest Bancorp.	1,286	26,967
	First of Long Island Corp.	4,840	81,215
*	First Western Financial, Inc.	1,176	38,596
	Flagstar Bancorp, Inc.	8,990	317,347
	Flushing Financial Corp.	6,806	146,329
	FNB Corp.	54,788	631,158
	FS Bancorp, Inc.	1,556	45,731
	Fulton Financial Corp.	28,511	432,512
*	FVCBankcorp, Inc.	585	12,086
*	Genworth Financial, Inc., Class A	87,493	324,599
	German American Bancorp, Inc.	2,736	96,034
	Glacier Bancorp, Inc.	1,276	58,390
	Global Indemnity Group LLC, Class A	1,156	29,987
	Globe Life, Inc.	15,255	1,496,210
	Great Southern Bancorp, Inc.	2,814	159,666
*	Green Dot Corp., Class A	9,170	242,822
*	Greenlight Capital Re Ltd., Class A	7,969	54,827
	Guaranty Bancshares, Inc.	1,531	52,666
	Hancock Whitney Corp.	13,496	631,208

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hanmi Financial Corp.	6,806	$157,559
	Hanover Insurance Group, Inc.	2,953	433,559
	HarborOne Bancorp, Inc.	10,366	138,801
	HBT Financial, Inc.	289	4,965
	HCI Group, Inc.	812	52,041
	Heartland Financial USA, Inc.	6,948	304,114
	Heritage Commerce Corp.	13,992	157,130
	Heritage Financial Corp.	6,597	159,779
	Heritage Insurance Holdings, Inc.	8,778	37,394
	Home Bancorp, Inc.	1,954	74,897
	Home BancShares, Inc.	27,711	599,112
	HomeStreet, Inc.	3,600	146,124
	Hope Bancorp, Inc.	20,697	295,967
	Horace Mann Educators Corp.	6,793	270,701
	Horizon Bancorp, Inc.	8,691	151,919
	Independent Bank Corp.	6,410	494,596
	Independent Bank Corp.	4,107	81,072
	Independent Bank Group, Inc.	6,816	462,125
	International Bancshares Corp.	10,912	434,188
	Invesco Ltd.	72,026	1,323,838
	Investar Holding Corp.	2,226	43,852
	Investors Title Co.	193	36,216
	James River Group Holdings Ltd.	7,080	167,867
	Janus Henderson Group PLC	22,016	671,048
	Jefferies Financial Group, Inc.	34,726	1,068,172
	Kearny Financial Corp.	16,145	191,480
	Kemper Corp.	10,437	481,772
	Lakeland Bancorp, Inc.	10,223	153,652
	LCNB Corp.	2,465	39,637
	Lincoln National Corp.	15,977	961,017
	Luther Burbank Corp.	9,976	132,382
	M&T Bank Corp.	5,830	971,511
	Macatawa Bank Corp.	7,536	65,940
	MainStreet Bancshares, Inc.	866	22,161
	Mercantile Bank Corp.	3,523	110,622
	Merchants Bancorp.	4,014	94,409
	Mercury General Corp.	9,802	494,315
	Meridian Corp.	931	29,233
	Meta Financial Group, Inc.	3,311	144,525
	Metrocity Bankshares, Inc.	700	14,266
*	Metropolitan Bank Holding Corp.	1,215	108,196
	MGIC Investment Corp.	49,704	649,134
	Mid Penn Bancorp, Inc.	2,657	68,630
	Midland States Bancorp, Inc.	4,530	119,411
	MidWestOne Financial Group, Inc.	3,040	90,835
*	Mr Cooper Group, Inc.	10,331	464,585
	MVB Financial Corp.	1,763	70,626
	National Bank Holdings Corp., Class A	5,516	201,389
	National Bankshares, Inc.	833	28,655
	National Western Life Group, Inc., Class A	706	140,325
	Navient Corp.	27,957	444,237
	NBT Bancorp, Inc.	7,380	259,776
	Nelnet, Inc., Class A	4,600	377,522
#	New York Community Bancorp, Inc.	71,802	663,450
*	Nicolet Bankshares, Inc.	2,023	164,632
*	NMI Holdings, Inc., Class A	14,938	274,560
	Northeast Bank	1,916	71,697
	Northeast Community Bancorp, Inc.	2,108	23,652
	Northfield Bancorp, Inc.	10,482	137,209

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	1,300	$52,091
	Northwest Bancshares, Inc.	21,371	270,984
	Norwood Financial Corp.	406	11,376
	OceanFirst Financial Corp.	9,755	182,711
*	Ocwen Financial Corp.	2,286	47,549
	OFG Bancorp	9,263	246,211
	Old National Bancorp	45,701	692,827
	Old Republic International Corp.	47,311	1,041,315
	Old Second Bancorp, Inc.	4,800	66,096
	OneMain Holdings, Inc.	13,424	616,564
	OP Bancorp	4,129	53,512
*	Oportun Financial Corp.	3,323	38,514
	Oppenheimer Holdings, Inc., Class A	2,246	72,366
	Origin Bancorp, Inc.	4,705	177,284
	Orrstown Financial Services, Inc.	1,262	29,758
	Pacific Premier Bancorp, Inc.	15,690	492,038
	PacWest Bancorp	18,226	599,453
	Park National Corp.	1,377	162,279
	Parke Bancorp, Inc.	1,744	41,961
	PCB Bancorp	726	15,500
	PCSB Financial Corp.	3,554	65,109
	Peapack-Gladstone Financial Corp.	3,896	120,737
	Penns Woods Bancorp, Inc.	542	12,683
	PennyMac Financial Services, Inc.	9,590	465,690
	Peoples Bancorp, Inc.	5,710	156,568
	Peoples Financial Services Corp.	1,092	54,207
	Pinnacle Financial Partners, Inc.	10,504	814,585
	Popular, Inc.	12,446	970,664
*	PRA Group, Inc.	7,697	323,505
	Preferred Bank	1,600	107,392
	Premier Financial Corp.	6,282	166,724
	Primis Financial Corp.	4,940	67,431
	ProAssurance Corp.	8,801	216,241
*	Professional Holding Corp., Class A	2,606	58,322
*	PROG Holdings, Inc.	10,438	276,294
	Prosperity Bancshares, Inc.	14,266	932,711
	Provident Bancorp, Inc.	2,278	36,266
	Provident Financial Services, Inc.	12,883	285,101
	QCR Holdings, Inc.	3,000	162,870
	Radian Group, Inc.	26,144	559,220
	RBB Bancorp	3,606	77,132
	Red River Bancshares, Inc.	588	31,899
	Regional Management Corp.	1,830	78,781
	Reinsurance Group of America, Inc.	10,535	1,130,616
	RenaissanceRe Holdings Ltd.	6,766	971,056
	Renasant Corp.	9,743	290,244
	Republic Bancorp, Inc., Class A	3,181	132,584
*	Republic First Bancorp, Inc.	14,292	59,883
	Richmond Mutual BanCorp, Inc.	550	9,009
	Riverview Bancorp, Inc.	4,900	34,496
	S&T Bancorp, Inc.	6,311	178,349
	Safety Insurance Group, Inc.	2,264	194,795
	Sandy Spring Bancorp, Inc.	7,695	302,183
	Seacoast Banking Corp. of Florida.	6,216	202,020
*	Security National Financial Corp., Class A	2,457	24,496
	Selective Insurance Group, Inc.	3,087	254,245
	Shore Bancshares, Inc.	4,448	89,538
	Sierra Bancorp	3,100	67,425
	Simmons First National Corp., Class A	21,242	507,047

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	SiriusPoint Ltd.	10,182	$63,943
	SmartFinancial, Inc.	3,223	79,028
	South Plains Financial, Inc.	2,608	62,983
	South State Corp.	12,392	959,636
*	Southern First Bancshares, Inc.	1,962	89,663
	Southern Missouri Bancorp, Inc.	1,759	74,230
	Southside Bancshares, Inc.	3,285	128,739
	Stewart Information Services Corp.	4,779	246,596
	Stifel Financial Corp.	16,486	1,019,659
*	StoneX Group, Inc.	2,890	195,884
	Synovus Financial Corp.	19,801	822,534
	Territorial Bancorp, Inc.	2,739	62,203
*	Texas Capital Bancshares, Inc.	8,644	443,956
	Timberland Bancorp, Inc.	1,300	34,333
	Tiptree, Inc.	8,546	99,390
	Tompkins Financial Corp.	1,660	121,180
	Towne Bank	12,123	334,231
	TriCo Bancshares	5,594	210,055
*	TriState Capital Holdings, Inc.	5,600	169,176
*	Triumph Bancorp, Inc.	1,316	91,383
	TrustCo Bank Corp. NY	4,046	126,033
	Trustmark Corp.	10,710	298,595
	UMB Financial Corp.	3,133	282,534
	Umpqua Holdings Corp.	29,883	494,265
	United Bankshares, Inc.	20,999	698,427
	United Community Banks, Inc.	12,449	375,213
	United Fire Group, Inc.	5,594	163,848
	United Insurance Holdings Corp.	14,302	32,752
	Unity Bancorp, Inc.	1,986	57,296
	Universal Insurance Holdings, Inc.	6,100	76,616
	Univest Financial Corp.	6,048	152,410
	Unum Group	31,156	950,881
	Valley National Bancorp	64,811	776,436
	Veritex Holdings, Inc.	5,634	185,077
	Virtus Investment Partners, Inc.	452	80,076
	Voya Financial, Inc.	16,495	1,041,494
	Washington Federal, Inc.	11,754	357,674
	Washington Trust Bancorp, Inc.	1,943	91,204
	Waterstone Financial, Inc.	6,614	106,221
	Webster Financial Corp.	12,334	616,577
	WesBanco, Inc.	10,706	345,161
	West BanCorp, Inc.	2,070	51,750
	Westamerica BanCorp	4,034	237,683
	Western Alliance Bancorp	2,994	227,873
	Western New England Bancorp, Inc.	5,200	44,668
	Westwood Holdings Group, Inc.	546	8,807
	White Mountains Insurance Group Ltd.	539	564,883
	Wintrust Financial Corp.	8,929	779,680
#	WisdomTree Investments, Inc.	19,294	112,484
	WSFS Financial Corp.	10,495	420,535
	Zions Bancorp NA	23,363	1,320,243

TOTAL FINANCIALS			87,578,663

HEALTH CARE — (7.1%)
# *	2seventy bio, Inc.	1,391	18,723
*	Acadia Healthcare Co., Inc.	10,810	733,783
# *	Actinium Pharmaceuticals, Inc.	1,500	8,970
*	Addus HomeCare Corp.	5,002	421,569
*	Agios Pharmaceuticals, Inc.	11,412	250,722

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AlerisLife, Inc.	4,274	$9,018
# *	Allogene Therapeutics, Inc.	14,403	120,265
*	Allscripts Healthcare Solutions, Inc.	40,445	835,594
# *	Altimmune, Inc.	1,745	7,887
*	Amphastar Pharmaceuticals, Inc.	8,758	310,646
*	AnaptysBio, Inc.	5,731	134,105
*	AngioDynamics, Inc.	8,816	185,577
*	ANI Pharmaceuticals, Inc.	2,463	72,683
*	Anika Therapeutics, Inc.	3,837	82,611
*	Annexon, Inc.	401	1,022
*	Artivion, Inc.	5,856	118,818
# *	Assembly Biosciences, Inc.	6,700	11,792
# *	Athira Pharma, Inc.	4,036	41,530
*	Avanos Medical, Inc.	9,601	279,965
*	Avidity Biosciences, Inc.	7,006	100,186
*	Bioxcel Therapeutics, Inc.	672	8,810
# *	Bluebird Bio, Inc.	7,364	26,731
*	Brookdale Senior Living, Inc.	39,077	241,496
*	Catalyst Pharmaceuticals, Inc.	13,815	105,270
*	Chinook Therapeutics, Inc.	5,971	90,341
*	Collegium Pharmaceutical, Inc.	5,136	82,690
*	Computer Programs & Systems, Inc.	3,355	107,092
*	Corvus Pharmaceuticals, Inc.	9,288	12,167
*	Covetrus, Inc.	22,900	316,020
*	Cross Country Healthcare, Inc.	5,716	107,118
*	Cumberland Pharmaceuticals, Inc.	6,200	14,570
# *	Dyne Therapeutics, Inc.	2,148	17,141
*	Eagle Pharmaceuticals, Inc.	1,429	63,062
*	Elanco Animal Health, Inc.	53,601	1,356,641
*	Electromed, Inc.	666	8,438
*	Emergent BioSolutions, Inc.	8,675	280,896
*	Enanta Pharmaceuticals, Inc.	1,283	82,625
	Encompass Health Corp.	6,190	426,058
*	Enovis Corp.	8,696	564,109
*	Envista Holdings Corp.	28,724	1,138,045
*	Enzo Biochem, Inc.	10,600	27,030
*	FONAR Corp.	1,044	18,635
*	Fulgent Genetics, Inc.	461	25,300
# *	Gritstone bio, Inc.	6,400	16,576
*	Harvard Bioscience, Inc.	6,000	31,320
*	HealthEquity, Inc.	527	32,843
*	HealthStream, Inc.	4,874	93,093
*	Heat Biologics, Inc.	2,400	5,688
*	Henry Schein, Inc.	2,140	173,554
*	Heska Corp.	168	18,453
# *	Homology Medicines, Inc.	11,251	18,677
*	ICU Medical, Inc.	207	44,296
*	Ideaya Biosciences, Inc.	4,552	43,654
# *	Immunic, Inc.	1,080	7,312
# *	Immunovant, Inc.	16,470	75,927
*	Innoviva, Inc.	12,131	206,955
*	Inogen, Inc.	2,793	70,607
*	Integer Holdings Corp.	4,931	370,663
*	IntriCon Corp.	2,698	64,779
# *	Invacare Corp.	3,019	5,011
*	Ironwood Pharmaceuticals, Inc.	8,973	107,676
*	Jazz Pharmaceuticals PLC	8,094	1,296,821
*	Jounce Therapeutics, Inc.	12,002	63,611
*	KalVista Pharmaceuticals, Inc.	2,700	34,371

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Kura Oncology, Inc.	12,573	$180,422
*	LENSAR, Inc.	858	6,255
*	LHC Group, Inc.	3,089	512,311
*	Ligand Pharmaceuticals, Inc.	1,546	143,562
*	MEDNAX, Inc.	11,057	204,776
*	Meridian Bioscience, Inc.	5,100	130,509
*	Merit Medical Systems, Inc.	3,827	237,312
#	Mesa Laboratories, Inc.	549	117,283
*	Myriad Genetics, Inc.	726	14,883
	National HealthCare Corp.	2,447	166,543
*	Natus Medical, Inc.	7,777	258,741
*	NextCure, Inc.	8,834	36,749
*	NextGen Healthcare, Inc.	12,188	229,744
*	NuVasive, Inc.	5,211	268,054
*	Opiant Pharmaceuticals, Inc.	1,108	22,116
# *	OPKO Health, Inc.	80,284	216,767
*	OraSure Technologies, Inc.	16,401	100,702
	Organon & Co.	933	30,164
*	Orgenesis, Inc.	1,208	3,624
*	Orthofix Medical, Inc.	4,122	127,782
	Owens & Minor, Inc.	9,081	322,285
*	Pacira BioSciences, Inc.	2,337	174,270
	Patterson Cos., Inc.	12,151	373,886
* ††	PDL BioPharma, Inc.	11,311	38,797
	Perrigo Co. PLC	27,645	948,223
# *	Personalis, Inc.	4,035	22,596
*	PetIQ, Inc.	2,385	47,461
	Phibro Animal Health Corp., Class A	2,200	39,578
# *	Pliant Therapeutics, Inc.	874	5,122
*	Poseida Therapeutics, Inc.	5,249	16,219
	Premier, Inc., Class A	10,380	375,860
*	Prestige Consumer Healthcare, Inc.	8,155	445,752
*	Prothena Corp. PLC	3,075	89,667
*	Quidel Corp.	3,972	399,663
*	REGENXBIO, Inc.	5,133	142,492
*	Replimune Group, Inc.	4,110	68,925
*	Rhythm Pharmaceuticals, Inc.	5,039	31,544
*	Sage Therapeutics, Inc.	1,630	51,378
*	SeaSpine Holdings Corp.	7,877	73,335
	Select Medical Holdings Corp.	17,001	384,393
*	Sharps Compliance Corp.	4,628	19,993
*	Supernus Pharmaceuticals, Inc.	8,338	232,630
*	Surface Oncology, Inc.	9,112	19,317
*	Sutro Biopharma, Inc.	9,381	56,380
*	Taro Pharmaceutical Industries Ltd.	4,384	172,072
*	Tempest Therapeutics, Inc.	1,500	5,415
*	Turning Point Therapeutics, Inc.	3,548	104,453
*	UFP Technologies, Inc.	1,153	79,176
*	United Therapeutics Corp.	369	65,520
	Universal Health Services, Inc., Class B	12,877	1,577,819
	Utah Medical Products, Inc.	400	33,836
*	Vanda Pharmaceuticals, Inc.	12,226	121,282
# *	Varex Imaging Corp.	8,341	165,569
	Viatris, Inc.	38,842	401,238
*	Viking Therapeutics, Inc.	18,588	44,239
	XBiotech, Inc.	6,691	51,922
*	Xencor, Inc.	829	20,708
*	Zynerba Pharmaceuticals, Inc.	8,100	11,421

TOTAL HEALTH CARE			21,890,373

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (17.9%)
*	AAR Corp.	6,206	$291,558
	ABM Industries, Inc.	12,753	615,587
# *	Acacia Research Corp.	3,095	14,516
	ACCO Brands Corp.	22,597	165,636
	Acme United Corp.	800	26,392
	Acuity Brands, Inc.	4,601	793,580
	AECOM	279	19,686
*	AeroVironment, Inc.	1,882	151,162
	AGCO Corp.	8,585	1,093,729
	Air Lease Corp.	20,376	820,745
	Alamo Group, Inc.	2,931	370,596
	Albany International Corp., Class A	5,711	446,714
	Allied Motion Technologies, Inc.	5,040	122,674
*	Alta Equipment Group, Inc.	7,485	84,206
	Altra Industrial Motion Corp.	12,127	472,953
	AMERCO	2,144	1,148,069
# *	American Superconductor Corp.	4,301	22,924
*	American Woodmark Corp.	4,381	205,250
*	API Group Corp.	6,939	128,788
	Apogee Enterprises, Inc.	7,001	308,044
	Applied Industrial Technologies, Inc.	2,086	218,383
	ARC Document Solutions, Inc.	15,000	57,000
	ArcBest Corp.	5,105	368,377
	Arcosa, Inc.	8,947	478,933
	Argan, Inc.	3,753	138,035
*	ASGN, Inc.	2,263	256,737
	Astec Industries, Inc.	5,604	219,116
*	Astronics Corp.	6,768	65,582
*	AZEK Co., Inc.	5,911	125,550
	AZZ, Inc.	4,534	206,932
	Barnes Group, Inc.	9,845	330,595
	Barrett Business Services, Inc.	1,644	118,319
*	Beacon Roofing Supply, Inc.	9,961	593,974
	BGSF, Inc.	1,600	19,536
*	BlueLinx Holdings, Inc.	1,385	92,338
	Boise Cascade Co.	5,492	415,085
	Brady Corp., Class A	5,472	244,872
*	BrightView Holdings, Inc.	17,996	227,829
*	Builders FirstSource, Inc.	25,630	1,578,039
*	CACI International, Inc., Class A	3,531	936,774
	Carlisle Cos., Inc.	172	44,610
*	CBIZ, Inc.	6,497	272,159
*	CECO Environmental Corp.	13,548	64,353
*	CIRCOR International, Inc.	3,300	64,845
*	Civeo Corp.	2,652	68,952
# *	Clarivate PLC	5,675	88,984
	Columbus McKinnon Corp.	4,977	176,435
	Comfort Systems USA, Inc.	2,984	251,909
*	Commercial Vehicle Group, Inc.	5,215	37,444
# *	Concrete Pumping Holdings, Inc.	11,209	62,546
*	Construction Partners, Inc., Class A	3,368	86,928
*	Cornerstone Building Brands, Inc.	21,869	533,385
	Costamare, Inc.	10,238	137,292
	Covenant Logistics Group, Inc.	3,467	71,212
	CRA International, Inc.	1,236	101,809
	Crane Co.	3,815	367,117
	Curtiss-Wright Corp.	4,799	685,825
	Deluxe Corp.	4,336	117,419
*	DLH Holdings Corp.	1,100	16,610

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ducommun, Inc.	2,300	$117,461
*	DXP Enterprises, Inc.	3,500	82,705
*	Dycom Industries, Inc.	3,477	295,232
	Eastern Co.	1,042	24,070
	EMCOR Group, Inc.	6,289	669,653
	Encore Wire Corp.	3,629	409,387
	Enerpac Tool Group Corp.	4,177	83,874
	EnerSys.	4,956	324,420
	Ennis, Inc.	6,900	119,025
	EnPro Industries, Inc.	3,339	311,228
*	Esab Corp.	8,696	408,712
	ESCO Technologies, Inc.	4,499	280,963
# *	EVI Industries, Inc.	201	2,872
	Federal Signal Corp.	6,910	235,147
	Flowserve Corp.	10,750	351,632
# *	Fluor Corp.	15,679	388,055
	Forward Air Corp.	963	93,382
*	FTI Consulting, Inc.	3,735	589,047
*	Gates Industrial Corp. PLC	26,520	338,130
	GATX Corp.	6,688	691,472
*	Gencor Industries, Inc.	1,912	19,158
*	Gibraltar Industries, Inc.	4,933	186,665
*	GMS, Inc.	5,202	249,436
	Gorman-Rupp Co.	3,500	111,510
	Graham Corp.	3,300	24,057
	Granite Construction, Inc.	8,244	244,435
*	Great Lakes Dredge & Dock Corp.	11,450	158,124
	Greenbrier Cos., Inc.	6,133	261,940
	Griffon Corp.	9,746	182,348
*	Harsco Corp.	14,181	144,930
	Healthcare Services Group, Inc.	7,198	123,014
	Heartland Express, Inc.	15,734	217,129
	Heidrick & Struggles International, Inc.	3,341	106,778
	Helios Technologies, Inc.	3,528	237,011
	Herc Holdings, Inc.	2,243	286,700
*	Hill International, Inc.	9,621	11,930
	Hillenbrand, Inc.	6,381	260,472
	HNI Corp.	4,936	175,919
*	Hub Group, Inc., Class A	5,857	393,356
*	Hudson Global, Inc.	783	25,816
*	Hudson Technologies, Inc.	8,682	58,256
	Huntington Ingalls Industries, Inc.	1,597	339,746
	Hurco Cos., Inc.	1,672	47,435
*	Huron Consulting Group, Inc.	3,943	204,169
*	Huttig Building Products, Inc.	4,756	50,794
	Hyster-Yale Materials Handling, Inc.	2,869	88,136
	ICF International, Inc.	2,023	199,893
*	IES Holdings, Inc.	3,181	93,203
	Insteel Industries, Inc.	3,169	134,429
	Interface, Inc.	9,515	120,745
*	JELD-WEN Holding, Inc.	11,011	228,919
	Kaman Corp.	5,056	197,235
*	KAR Auction Services, Inc.	20,640	302,582
	Kelly Services, Inc., Class A	7,845	151,330
	Kennametal, Inc.	12,261	315,476
	Kimball International, Inc., Class B	9,920	76,186
*	Kirby Corp.	9,517	620,508
	Knight-Swift Transportation Holdings, Inc.	28,922	1,385,075
	Korn Ferry	6,514	400,220

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Kratos Defense & Security Solutions, Inc.	12,713	$192,856
*	Lawson Products, Inc.	1,240	47,108
*	LB Foster Co., Class A	2,470	35,074
	Leidos Holdings, Inc.	1,939	200,706
	LSI Industries, Inc.	6,900	49,611
	Luxfer Holdings PLC	3,841	61,994
*	Manitowoc Co., Inc.	5,682	75,230
	ManpowerGroup, Inc.	2,183	196,907
	ManTech International Corp., Class A	4,691	376,875
	Marten Transport Ltd.	13,239	230,094
*	Masonite International Corp.	1,379	106,900
*	MasTec, Inc.	7,782	560,382
*	Mastech Digital, Inc.	560	10,315
*	Matrix Service Co.	8,400	57,120
	Matthews International Corp., Class A	6,113	182,229
	Maxar Technologies, Inc.	12,752	410,742
*	Mayville Engineering Co., Inc.	3,816	31,596
	McGrath RentCorp	2,795	233,271
*	Mercury Systems, Inc.	8,690	484,815
*	Meritor, Inc.	6,280	225,515
*	Mesa Air Group, Inc.	4,400	14,960
	Miller Industries, Inc.	2,908	77,963
	MillerKnoll, Inc.	8,419	267,135
*	Mistras Group, Inc.	9,068	51,597
	Moog, Inc., Class A	5,428	433,534
*	MRC Global, Inc.	13,629	163,412
	Mueller Industries, Inc.	6,487	351,271
	Mueller Water Products, Inc., Class A	17,072	205,376
*	MYR Group, Inc.	1,318	104,241
	Nielsen Holdings PLC	38,821	1,040,791
*	NN, Inc.	8,000	24,240
*	Northwest Pipe Co.	2,042	54,542
*	NOW, Inc.	21,042	229,358
*	NV5 Global, Inc.	1,750	209,650
	nVent Electric PLC	2,561	86,511
*	Orion Energy Systems, Inc.	5,080	13,665
*	Orion Group Holdings, Inc.	9,300	24,738
	Oshkosh Corp.	3,418	315,960
	Owens Corning	429	39,009
*	PAM Transportation Services, Inc.	2,040	61,996
	Park Aerospace Corp.	4,183	48,941
	Park-Ohio Holdings Corp.	2,400	23,016
*	Parsons Corp.	13,449	496,672
*	PGT Innovations, Inc.	6,333	112,537
	Powell Industries, Inc.	2,699	52,091
	Preformed Line Products Co.	1,126	66,997
	Primoris Services Corp.	8,910	206,534
*	Proto Labs, Inc.	4,523	192,725
*	Quad/Graphics, Inc.	10,500	71,190
	Quanex Building Products Corp.	7,248	139,307
	Quanta Services, Inc.	266	30,851
*	Radiant Logistics, Inc.	12,253	70,700
*	RCM Technologies, Inc.	1,800	31,464
	Regal Rexnord Corp.	5,732	729,340
*	Resideo Technologies, Inc.	25,874	581,906
	Resources Connection, Inc.	7,103	122,101
	REV Group, Inc.	14,310	170,575
	Rush Enterprises, Inc., Class A	8,000	407,040
	Rush Enterprises, Inc., Class B	2,270	109,981

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	7,719	$539,558
	Schneider National, Inc., Class B	14,882	351,662
	Science Applications International Corp.	6,204	516,359
*	Sensata Technologies Holding PLC	19,470	884,133
	Snap-on, Inc.	6,228	1,323,388
*	SP Plus Corp.	3,864	110,124
	Standex International Corp.	1,332	125,261
	Steelcase, Inc., Class A	15,044	176,466
*	Sterling Construction Co., Inc.	3,607	82,564
# *	Sunrun, Inc.	6,266	125,195
# *	Team, Inc.	3,400	4,896
	Tennant Co.	2,006	129,547
	Terex Corp.	7,744	263,296
	Textainer Group Holdings Ltd.	8,602	288,511
*	Thermon Group Holdings, Inc.	7,174	107,610
	Timken Co.	10,151	585,104
*	Titan International, Inc.	6,300	87,318
*	Titan Machinery, Inc.	5,214	122,946
	Trinity Industries, Inc.	16,012	444,173
	Triton International Ltd.	12,577	768,329
*	TrueBlue, Inc.	7,263	185,715
*	Tutor Perini Corp.	10,653	98,753
# *	U.S. Xpress Enterprises, Inc., Class A	7,356	24,348
	UFP Industries, Inc.	7,410	573,312
*	Ultralife Corp.	3,073	15,181
	UniFirst Corp.	2,751	473,997
*	Univar Solutions, Inc.	22,107	643,756
	Universal Logistics Holdings, Inc.	4,902	99,413
*	USA Truck, Inc.	2,800	45,948
*	Vectrus, Inc.	2,610	94,221
*	Veritiv Corp.	1,624	228,237
	VSE Corp.	3,120	135,127
	Wabash National Corp.	7,365	105,393
	Werner Enterprises, Inc.	7,963	315,574
*	WESCO International, Inc.	8,917	1,099,109
*	Willdan Group, Inc.	2,042	54,889
*	WillScot Mobile Mini Holdings Corp.	26,484	929,588

TOTAL INDUSTRIALS.			54,858,439

INFORMATION TECHNOLOGY — (8.9%)
# *	3D Systems Corp.	9,568	108,501
*	ACI Worldwide, Inc.	11,880	328,126
	ADTRAN, Inc.	14,951	259,998
	Advanced Energy Industries, Inc.	3,352	256,495
*	Airgain, Inc.	1,200	10,164
*	Alpha & Omega Semiconductor Ltd.	3,924	168,340
	Amdocs Ltd.	8,290	660,630
	Amkor Technology, Inc.	40,762	766,733
*	Amtech Systems, Inc.	4,841	44,102
*	Arrow Electronics, Inc.	11,793	1,389,923
*	AstroNova, Inc.	670	9,025
*	Asure Software, Inc.	3,988	24,167
*	Avaya Holdings Corp.	8,340	77,145
*	Aviat Networks, Inc.	2,496	74,630
	Avnet, Inc.	16,671	727,856
*	Axcelis Technologies, Inc.	5,340	290,763
*	AXT, Inc.	12,827	75,679
	Bel Fuse, Inc., Class B	2,600	42,406
	Belden, Inc.	5,277	272,452

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	7,900	$187,704
# *	BM Technologies, Inc.	554	4,210
	Bread Financial Holdings, Inc.	5,991	328,307
*	Brightcove, Inc.	1,386	9,771
	Cass Information Systems, Inc.	1,656	64,104
# *	Cerence, Inc.	3,101	91,480
*	CEVA, Inc.	3,114	113,163
*	ChannelAdvisor Corp.	1,000	14,510
*	Ciena Corp.	2,980	164,407
*	Cirrus Logic, Inc.	1,781	135,000
*	Cognyte Software Ltd.	300	2,034
*	Cohu, Inc.	9,125	242,360
*	Computer Task Group, Inc.	3,298	31,496
	Comtech Telecommunications Corp.	6,397	86,999
	Concentrix Corp.	6,442	1,014,486
*	Conduent, Inc.	41,237	232,164
*	Consensus Cloud Solutions, Inc.	106	5,588
	CSG Systems International, Inc.	3,041	186,930
	CTS Corp.	3,325	117,605
*	CyberOptics Corp.	700	29,687
*	Daktronics, Inc.	11,440	38,324
*	Digi International, Inc.	7,591	143,622
*	DXC Technology Co.	52,131	1,496,160
	Ebix, Inc.	6,764	201,567
*	EMCORE Corp.	14,193	48,966
*	ePlus, Inc.	2,992	168,988
*	Fabrinet.	4,305	422,708
*	FARO Technologies, Inc.	1,567	53,732
*	First Solar, Inc.	18,313	1,337,398
*	Flex Ltd.	52,047	858,255
*	FormFactor, Inc.	6,978	265,932
*	GSI Technology, Inc.	6,000	22,080
*	GTY Technology Holdings, Inc.	11,549	70,333
*	Harmonic, Inc.	11,028	91,532
*	Ichor Holdings Ltd.	3,167	92,191
# *	II-VI, Inc.	2,926	179,100
*	Immersion Corp.	2,490	11,628
	Information Services Group, Inc.	5,878	36,855
*	Insight Enterprises, Inc.	4,113	408,709
	InterDigital, Inc.	3,729	211,994
*	inTEST Corp.	3,000	23,790
*	Intevac, Inc.	6,900	35,121
*	Issuer Direct Corp.	971	23,178
# *	Iteris, Inc.	13,102	33,803
*	Itron, Inc.	4,787	228,723
	Jabil, Inc.	6,552	378,247
	Juniper Networks, Inc.	27,179	856,682
*	Kimball Electronics, Inc.	6,146	109,645
*	Knowles Corp.	17,088	316,470
	Kulicke & Soffa Industries, Inc.	6,988	324,313
*	KVH Industries, Inc.	5,784	46,098
*	Lantronix, Inc.	3,045	16,017
*	LightPath Technologies, Inc., Class A	5,240	8,279
	Littelfuse, Inc.	718	164,602
# *	Lumentum Holdings, Inc.	2,054	166,805
*	Luna Innovations, Inc.	5,944	32,811
*	Magnachip Semiconductor Corp.	2,721	49,767
*	Mandiant, Inc.	3,622	79,612
	Maximus, Inc.	2,473	180,232

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	6,751	$301,162
	MKS Instruments, Inc.	4,790	545,964
*	N-Able, Inc.	13,689	136,890
*	NeoPhotonics Corp.	4,900	74,186
*	NETGEAR, Inc.	6,686	145,086
*	NetScout Systems, Inc.	13,717	422,484
*	nLight, Inc.	3,696	48,602
*	One Stop Systems, Inc.	3,504	16,469
*	Onto Innovation, Inc.	5,226	371,778
*	OSI Systems, Inc.	2,012	159,149
	PC Connection, Inc.	4,204	208,056
	PC-Tel, Inc.	2,500	10,650
*	PFSweb, Inc.	980	11,123
*	Plexus Corp.	3,396	275,551
# *	Powerfleet, Inc.	3,651	9,639
*	Qorvo, Inc.	2,575	292,983
# *	Rackspace Technology, Inc.	4,584	45,336
*	Rambus, Inc.	13,172	328,115
*	Ribbon Communications, Inc.	27,942	96,400
	Richardson Electronics Ltd.	4,279	51,262
*	Rogers Corp.	2,025	548,208
*	Sanmina Corp.	12,197	498,735
	Sapiens International Corp. NV.	5,082	118,106
*	ScanSource, Inc.	5,261	180,137
*	SecureWorks Corp., Class A	4,276	47,207
*	Smith Micro Software, Inc.	6,223	19,167
	SolarWinds Corp.	18,799	232,544
*	StarTek, Inc.	2,568	9,630
*	Stratasys Ltd.	10,794	209,296
*	Super Micro Computer, Inc.	9,017	379,616
*	Synchronoss Technologies, Inc.	10,900	13,952
	TD SYNNEX Corp.	8,353	836,052
*	TTM Technologies, Inc.	20,255	282,557
# *	Turtle Beach Corp.	2,652	44,129
*	Ultra Clean Holdings, Inc.	6,973	217,348
*	Upland Software, Inc.	2,935	43,790
*	Veeco Instruments, Inc.	5,882	134,815
*	Verint Systems, Inc.	7,395	403,471
*	Viasat, Inc.	13,255	487,917
	Vishay Intertechnology, Inc.	25,283	471,022
*	Vishay Precision Group, Inc.	2,880	89,885
	Wayside Technology Group, Inc.	390	13,358
*	WidePoint Corp.	452	1,496
	Xerox Holdings Corp.	32,374	563,308

TOTAL INFORMATION TECHNOLOGY.			27,280,040

MATERIALS — (6.6%)
*	Allegheny Technologies, Inc.	5,688	154,600
	American Vanguard Corp.	8,342	178,519
*	Ampco-Pittsburgh Corp.	3,968	22,261
*	Arconic Corp.	9,896	248,983
	Ashland Global Holdings, Inc.	4,817	505,641
	Avient Corp.	4,757	234,235
*	Berry Global Group, Inc.	14,127	796,056
	Chase Corp.	1,430	120,635
*	Coeur Mining, Inc.	47,034	170,733
	Commercial Metals Co.	15,651	641,691
	Element Solutions, Inc.	21,337	439,969
*	GCP Applied Technologies, Inc.	2,733	85,734

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Glatfelter Corp.	8,360	$91,960
	Graphic Packaging Holding Co.	23,188	505,498
	Greif, Inc., Class A	5,160	313,109
	Greif, Inc., Class B	2,501	145,958
	Hawkins, Inc.	3,185	118,737
	HB Fuller Co.	5,962	397,665
	Hecla Mining Co.	102,191	532,415
	Huntsman Corp.	37,919	1,284,317
	Innospec, Inc.	2,743	261,435
*	Intrepid Potash, Inc.	2,592	198,495
	Koppers Holdings, Inc.	4,549	110,359
	Materion Corp.	2,532	215,600
	Minerals Technologies, Inc.	6,303	400,934
	Mosaic Co.	13,900	867,638
	Myers Industries, Inc.	5,156	113,071
	Neenah, Inc.	2,273	80,464
	Olympic Steel, Inc.	2,300	78,959
*	Ranpak Holdings Corp.	8,004	120,700
*	Rayonier Advanced Materials, Inc.	9,900	50,787
	Reliance Steel & Aluminum Co.	9,827	1,948,203
	Royal Gold, Inc.	3,389	442,197
	Ryerson Holding Corp.	7,420	273,130
	Schnitzer Steel Industries, Inc., Class A	5,126	233,899
	Sensient Technologies Corp.	2,142	181,213
	Silgan Holdings, Inc.	10,649	472,496
	Sonoco Products Co.	12,062	746,758
	Steel Dynamics, Inc.	25,741	2,207,291
	Stepan Co.	2,309	235,772
	TriMas Corp.	4,961	146,548
	Trinseo PLC	2,419	114,782
*	Venator Materials PLC	21,052	39,157
	Westlake Corp.	12,020	1,521,131
	WestRock Co.	32,492	1,609,329
	Worthington Industries, Inc.	8,993	427,797

TOTAL MATERIALS			20,086,861

REAL ESTATE — (1.4%)
*	Cushman & Wakefield PLC	8,947	160,151
*	Five Point Holdings LLC, Class A	13,888	81,245
*	Forestar Group, Inc.	10,302	168,026
*	FRP Holdings, Inc.	1,806	102,057
*	Howard Hughes Corp.	8,317	834,112
*	Jones Lang LaSalle, Inc.	7,465	1,632,819
	Kennedy-Wilson Holdings, Inc.	19,038	429,307
	Marcus & Millichap, Inc.	6,213	278,280
	Newmark Group, Inc., Class A	21,700	263,655
	RE/MAX Holdings, Inc., Class A	4,447	104,327
*	Realogy Holdings Corp.	23,094	253,110
*	Stratus Properties, Inc.	236	9,912
*	Tejon Ranch Co.	5,557	101,749

TOTAL REAL ESTATE			4,418,750

UTILITIES — (0.4%)
	Genie Energy Ltd., Class B	5,803	37,662
	Macquarie Infrastructure Holdings LLC.	8,239	30,896
	New Jersey Resources Corp.	11,055	477,134
#	Ormat Technologies, Inc.	6,513	506,060

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
# *	Sunnova Energy International, Inc.	2,030	$35,058

TOTAL UTILITIES			1,086,810

TOTAL COMMON STOCKS Cost ($266,450,048)			299,491,356

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	1,796,064	1,796,064

SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	421,055	4,870,347

TOTAL INVESTMENTS — (100.0%) (Cost $273,116,543)			$306,157,767

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2022, U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1	06/17/22	$213,580	$206,375	$(7,205)

Total Futures Contracts			$213,580	$206,375	$(7,205)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$12,084,508	—	—		$12,084,508
Consumer Discretionary	46,419,542	—	$485		46,420,027
Consumer Staples	11,033,166	—	—		11,033,166
Energy	12,753,719	—	—		12,753,719
Financials	87,578,663	—	—		87,578,663
Health Care	21,851,576	—	38,797		21,890,373
Industrials	54,858,439	—	—		54,858,439
Information Technology	27,280,040	—	—		27,280,040
Materials	20,086,861	—	—		20,086,861
Real Estate	4,418,750	—	—		4,418,750
Utilities	1,086,810	—	—		1,086,810
Temporary Cash Investments	1,796,064	—	—		1,796,064
Securities Lending Collateral	—	$4,870,347	—		4,870,347
Futures Contracts**	(7,205)	—	—		(7,205)

TOTAL	$301,240,933	$4,870,347	$39,282	^	$306,150,562

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.6%)
AUSTRALIA — (5.1%)
*	A2B Australia Ltd.	60,856	$54,419
	Accent Group Ltd.	167,164	168,298
#	Adairs Ltd.	75,356	149,817
*	Ainsworth Game Technology Ltd.	22,621	16,901
*	Alkane Resources Ltd.	157,526	112,761
*	Allkem Ltd.	19,951	166,276
	ALS Ltd.	207,192	1,876,143
	Altium Ltd.	35,086	790,392
#*	AMA Group Ltd.	274,682	53,553
*	AMP Ltd.	1,438,934	1,162,551
	Ampol Ltd.	120,081	2,823,250
	APA Group	88,088	707,798
	Appen Ltd.	32,654	149,162
#*	Arafura Resources Ltd.	147,527	39,970
	ARB Corp. Ltd.	13,568	376,070
	Aristocrat Leisure Ltd.	77,568	1,799,758
	Atlas Arteria Ltd.	179,436	871,713
*	Atomos Ltd.	10,203	5,242
	AUB Group Ltd.	10,600	171,622
#*	Audinate Group Ltd.	3,011	12,884
#*	Aurelia Metals Ltd.	392,076	123,940
	Austal Ltd.	147,496	209,942
	Austin Engineering Ltd.	59,853	10,857
	Australia & New Zealand Banking Group Ltd.	241,271	4,591,191
	Australian Ethical Investment Ltd.	14,471	58,800
	Australian Finance Group Ltd.	74,702	106,262
*	Australian Strategic Materials Ltd.	9,362	41,443
	Australian Vintage Ltd.	75,851	37,851
	Auswide Bank Ltd.	3,537	17,679
	Autosports Group Ltd.	7,525	11,122
*	AVZ Minerals Ltd.	69,347	46,587
	Baby Bunting Group Ltd.	38,803	126,749
#	Bank of Queensland Ltd.	225,540	1,279,615
	Bapcor Ltd.	153,512	727,688
	Base Resources Ltd.	129,722	28,780
	Beacon Lighting Group Ltd.	36,860	62,060
	Bell Financial Group Ltd.	28,791	25,070
#*	Bellevue Gold Ltd.	158,330	106,568
#*	Betmakers Technology Group Ltd.	68,890	27,515
*	Bionomics Ltd.	13,919	595
	Blackmores Ltd.	4,817	243,914
	Brambles Ltd.	362,865	2,679,510
	Bravura Solutions Ltd.	82,235	109,065
#	Breville Group Ltd.	30,535	506,042
	BWX Ltd.	45,534	59,900
*	Calima Energy Ltd.	72,480	9,395
#*	Calix Ltd.	716	4,382
	Capitol Health Ltd.	341,460	78,014
	Capral Ltd.	4,914	32,453
*	Capricorn Metals Ltd.	36,215	105,354
#*	Carbon Revolution Ltd.	9,036	3,691
#*	Carnarvon Energy Ltd.	403,991	66,701
	Carsales.com Ltd.	87,551	1,292,522
#*	Catapult Group International Ltd.	36,268	30,751
	Cedar Woods Properties Ltd.	29,993	98,178

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
	Centuria Capital Group	35,742	$69,425
	Challenger Ltd.	286,954	1,451,858
	Champion Iron Ltd.	205,533	1,041,890
*	City Chic Collective Ltd.	55,775	116,090
#	Clinuvel Pharmaceuticals Ltd.	6,242	71,790
#	Clover Corp. Ltd.	30,399	28,923
	Cochlear Ltd.	13,629	2,195,187
	Codan Ltd.	36,432	181,682
	Coles Group Ltd.	165,487	2,175,931
*	Collection House Ltd.	24,532	1,921
	Collins Foods Ltd.	27,094	194,010
	Commonwealth Bank of Australia	119,372	8,676,376
	Computershare Ltd.	130,792	2,305,872
*	Corporate Travel Management Ltd.	18,230	328,916
*	Crown Resorts Ltd.	30,309	274,422
	CSL Ltd.	36,365	6,940,264
	CSR Ltd.	221,382	948,087
*	Dacian Gold Ltd.	112,896	18,320
	Data#3 Ltd.	58,341	236,929
*	De Grey Mining Ltd.	118,081	99,349
*	Decmil Group Ltd.	7,268	643
#*	Deep Yellow Ltd.	23,568	15,086
	Deterra Royalties Ltd.	224,881	761,826
	Dicker Data Ltd.	20,277	187,503
	Domain Holdings Australia Ltd.	71,529	174,197
	Domino’s Pizza Enterprises Ltd.	10,182	533,752
#	Eagers Automotive Ltd.	77,781	718,956
	Earlypay Ltd.	93,433	32,886
#*	Eclipx Group Ltd.	137,513	269,275
	Elanor Investor Group	9,659	14,630
	Elders Ltd.	80,561	809,889
#*	Elmo Software Ltd.	1,893	4,128
	Emeco Holdings Ltd.	163,382	96,008
#*	EML Payments Ltd.	96,044	103,976
	Endeavour Group Ltd.	173,971	952,327
	Enero Group Ltd.	13,344	33,026
	EQT Holdings Ltd.	1,903	37,007
	Estia Health Ltd.	43,628	71,277
	Evolution Mining Ltd.	525,273	1,486,313
	Fleetwood Ltd.	55,191	72,051
#*	Flight Centre Travel Group Ltd.	21,982	343,289
	Fortescue Metals Group Ltd.	409,002	6,181,276
*	Frontier Digital Ventures Ltd.	35,346	28,145
	Genworth Mortgage Insurance Australia Ltd.	236,322	496,864
	Gold Road Resources Ltd.	379,980	415,026
	GR Engineering Services Ltd.	3,256	4,756
	GrainCorp Ltd., Class A	105,630	763,321
	Grange Resources Ltd.	114,446	107,925
	GUD Holdings Ltd.	34,808	312,659
	GWA Group Ltd.	109,455	174,833
	Hansen Technologies Ltd.	78,695	304,584
	Harvey Norman Holdings Ltd.	146,285	521,076
*	Hastings Technology Metals Ltd.	117,678	22,538
	Healius Ltd.	237,652	747,804
*	Hot Chili Ltd.	5,149	5,966
	HT&E Ltd.	113,080	135,308
	HUB24 Ltd.	5,512	92,059
#	Humm Group Ltd.	140,361	81,266
#	IDP Education Ltd.	36,897	684,491

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
	IGO Ltd.	276,263	$2,511,885
	Iluka Resources Ltd.	71,525	560,248
	Imdex Ltd.	270,498	474,545
*	Imugene Ltd.	655,025	98,018
	Infomedia Ltd.	194,198	172,535
#	Insignia Financial Ltd.	281,478	676,628
	Insurance Australia Group Ltd.	303,201	968,210
	Integral Diagnostics Ltd.	71,344	197,829
*	Integrated Research Ltd.	29,009	15,523
	InvoCare Ltd.	24,160	207,288
*	ioneer Ltd.	107,905	50,122
	IPH Ltd.	92,219	488,886
	IRESS Ltd.	91,983	707,582
	IVE Group Ltd.	45,812	63,746
	James Hardie Industries PLC	112,553	3,244,705
	JB Hi-Fi Ltd.	60,679	2,247,329
	Johns Lyng Group Ltd.	64,295	402,410
	Jumbo Interactive Ltd.	3,096	37,641
	Jupiter Mines Ltd.	442,499	76,365
#*	Kogan.com Ltd.	19,588	53,246
	Lendlease Corp. Ltd.	101,470	869,228
	Lifestyle Communities Ltd.	41,790	440,441
	Link Administration Holdings Ltd.	189,551	671,123
#	Lovisa Holdings Ltd.	18,131	207,588
	Lycopodium Ltd.	4,037	17,225
*	Lynas Rare Earths Ltd.	119,647	750,805
	MA Financial Group Ltd.	22,386	108,298
	MACA Ltd.	202,773	115,209
	Macmahon Holdings Ltd.	475,764	56,533
	Macquarie Group Ltd.	39,046	5,621,211
*	Macquarie Telecom Group Ltd.	2,095	102,882
	Mader Group Ltd.	4,543	9,295
#	Magellan Financial Group Ltd.	46,275	523,510
	MaxiPARTS Ltd.	3,380	5,064
	McMillan Shakespeare Ltd.	53,003	442,050
	McPherson’s Ltd.	79,250	49,651
	Medibank Pvt Ltd.	906,414	2,036,842
*	Medical Developments International Ltd.	366	900
	Medusa Mining Ltd.	46,306	27,525
#*	Megaport Ltd.	17,252	102,492
#*	Mesoblast Ltd.	101,712	76,442
#*	Metals X Ltd.	132,918	68,754
	Metcash Ltd.	652,972	2,192,008
	Michael Hill International Ltd.	39,511	31,666
	Mineral Resources Ltd.	70,158	2,850,746
#	Monadelphous Group Ltd.	37,711	280,918
	Monash IVF Group Ltd.	94,248	81,894
	Money3 Corp. Ltd.	60,005	110,270
	Motorcycle Holdings Ltd.	6,156	12,444
	Mount Gibson Iron Ltd.	438,600	215,220
#	Myer Holdings Ltd.	152,902	52,187
	MyState Ltd.	21,791	76,313
#*	Nanosonics Ltd.	30,069	83,089
	National Australia Bank Ltd.	266,979	6,094,777
	National Tyre & Wheel Ltd.	8,342	7,048
	Navigator Global Investments Ltd.	59,914	68,473
#*	Nearmap Ltd.	53,938	45,664
	Netwealth Group Ltd.	40,111	363,187
	Newcrest Mining Ltd.	43,710	821,976

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
	nib holdings Ltd.	228,018	$1,135,397
	Nick Scali Ltd.	24,435	174,310
	Nickel Mines Ltd.	95,609	87,630
	Nine Entertainment Co. Holdings Ltd.	636,454	1,192,895
	Northern Star Resources Ltd.	119,052	818,338
#*	Novonix Ltd.	19,569	69,333
	Nufarm Ltd.	221,527	996,583
	Objective Corp. Ltd.	7,562	90,151
	OM Holdings Ltd.	45,803	28,278
*	Omni Bridgeway Ltd.	112,212	263,640
#	oOh!media Ltd.	316,130	346,084
	Orica Ltd.	63,960	734,953
	Orora Ltd.	502,295	1,407,598
	OZ Minerals Ltd.	115,141	1,998,610
	Pacific Current Group Ltd.	18,366	95,578
	Pact Group Holdings Ltd.	95,712	154,566
*	Panoramic Resources Ltd.	139,984	32,679
*	Pantoro Ltd.	50,884	9,972
	Peet Ltd.	185,175	144,987
	Pendal Group Ltd.	129,815	477,891
	PeopleIN Ltd.	13,166	34,989
	Perenti Global Ltd.	311,515	154,780
#	Perpetual Ltd.	13,323	306,292
	Perseus Mining Ltd.	524,260	729,522
*	Pilbara Minerals Ltd.	193,315	374,972
#	Pinnacle Investment Management Group Ltd.	11,170	73,003
	Platinum Asset Management Ltd.	59,485	77,837
*	Praemium Ltd.	52,399	23,762
	Premier Investments Ltd.	38,353	679,614
#	Pro Medicus Ltd.	26,831	877,474
	PSC Insurance Group Ltd.	1,682	5,443
	PTB Group Ltd.	6,207	5,286
	PWR Holdings Ltd.	14,264	101,813
	QBE Insurance Group Ltd.	239,838	2,069,151
	Ramelius Resources Ltd.	384,278	408,111
	Ramsay Health Care Ltd.	37,700	2,139,370
	REA Group Ltd.	9,090	814,354
*	ReadyTech Holdings Ltd.	14,937	35,471
	Reckon Ltd.	17,452	10,272
*	Red 5 Ltd.	226,524	65,052
*	Redbubble Ltd.	58,802	46,185
	Reece Ltd.	46,533	565,358
	Regis Resources Ltd.	93,785	137,401
#*	Reject Shop Ltd.	6,652	18,543
	Reliance Worldwide Corp. Ltd.	239,007	655,882
#*	Resolute Mining Ltd.	173,016	42,712
*	Retail Food Group Ltd.	1,070,114	50,509
	Rio Tinto Ltd.	66,117	5,230,111
*	RPMGlobal Holdings Ltd.	20,564	24,562
	Sandfire Resources Ltd.	187,265	742,217
	SEEK Ltd.	48,455	949,494
	Servcorp Ltd.	10,583	26,860
*	Service Stream Ltd.	281,340	173,603
	Seven Group Holdings Ltd.	41,917	584,822
*	Seven West Media Ltd.	471,560	230,409
	SG Fleet Group Ltd.	36,966	63,947
	Shaver Shop Group Ltd.	14,608	11,820
	Sigma Healthcare Ltd.	276,897	97,654
*	Silver Lake Resources Ltd.	394,518	515,366

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRALIA — (Continued)
	Sims Ltd.	116,910	$1,690,389
	Sims Ltd., Sponsored ADR	819	12,101
	SmartGroup Corp. Ltd.	49,144	307,776
	Sonic Healthcare Ltd.	135,706	3,504,772
	Southern Cross Electrical Engineering Ltd.	30,707	14,382
	Southern Cross Media Group Ltd.	119,462	144,388
*	Spirit Technology Solutions Ltd.	44,550	2,684
	SRG Global Ltd.	57,132	25,836
	St Barbara Ltd.	323,652	302,539
	Steadfast Group Ltd.	377,283	1,365,909
#*	Strike Energy Ltd.	91,213	21,188
	Suncorp Group Ltd.	173,319	1,391,574
	Sunland Group Ltd.	38,677	75,283
	Super Retail Group Ltd.	46,824	346,455
*	Superloop Ltd.	73,597	49,100
	Symbio Holdings Ltd.	16,103	55,285
*	Syrah Resources Ltd.	130,988	178,420
	Tabcorp Holdings Ltd.	402,563	1,539,487
	Tassal Group Ltd.	99,625	264,157
	Technology One Ltd.	119,056	859,137
#*	Temple & Webster Group Ltd.	13,735	56,060
	TPG Telecom Ltd.	30,020	123,060
	Transurban Group	214,972	2,158,665
	Treasury Wine Estates Ltd.	110,055	870,720
*	Tuas Ltd.	30,977	35,005
#*	Tyro Payments Ltd.	50,610	43,258
	Virtus Health Ltd.	21,522	124,236
	Vita Group Ltd.	55,783	19,793
Ω	Viva Energy Group Ltd.	584,084	1,145,973
#*	Webjet Ltd.	77,377	321,051
	Wesfarmers Ltd.	101,902	3,526,122
*	West African Resources Ltd.	372,394	355,261
*	Western Areas Ltd.	136,496	368,933
	Westgold Resources Ltd.	142,670	164,731
	Westpac Banking Corp.	271,811	4,550,113
	WiseTech Global Ltd.	11,030	341,961
	Woolworths Group Ltd.	119,747	3,239,523
	Worley Ltd.	157,096	1,527,761
*	Xero Ltd.	13,228	872,282
#*	Zip Co. Ltd.	73,508	54,068

TOTAL AUSTRALIA			170,032,573

AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	43,558
	Agrana Beteiligungs AG	1,576	27,952
	ANDRITZ AG	27,149	1,154,133
Ω	BAWAG Group AG	25,921	1,230,829
*	DO & Co. AG	711	62,569
	Erste Group Bank AG	32,043	997,683
*	FACC AG	2,711	22,367
*	Flughafen Wien AG	1,532	43,143
	Lenzing AG.	1,469	133,369
	Mayr Melnhof Karton AG	3,411	600,223
#	Oesterreichische Post AG	10,635	342,592
	Palfinger AG	5,570	141,163
*	Porr AG	7,322	92,734
#	Raiffeisen Bank International AG	45,335	516,062
#	Rosenbauer International AG	1,549	60,060
	S IMMO AG	8,477	203,468

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
AUSTRIA — (Continued)
*	Schoeller-Bleckmann Oilfield Equipment AG	5,380	$307,835
	Strabag SE	3,689	144,188
	UBM Development AG	2,066	93,578
	UNIQA Insurance Group AG	61,131	466,066
#	Verbund AG	7,324	782,857
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	400,204
	Wienerberger AG	19,990	564,275
	Zumtobel Group AG	11,802	85,246

TOTAL AUSTRIA			8,516,154

BELGIUM — (1.0%)
	Ackermans & van Haaren NV	10,876	1,938,932
	Ageas SA	54,300	2,598,340
#	Anheuser-Busch InBev SA	67,658	3,893,009
*	Argenx SE, ADR	2,124	610,268
*	Argenx SE	2,483	715,374
	Atenor	431	25,540
	Banque Nationale de Belgique	8	14,295
	Barco NV	26,107	587,926
	Bekaert SA	19,494	722,620
#*Ω	Biocartis Group NV	1,000	2,176
#*	bpost SA	50,596	306,561
	Cie d’Entreprises CFE	3,294	430,354
	Deceuninck NV	16,709	46,885
	D’ieteren Group	7,659	1,229,366
	Econocom Group SA/NV	103,664	396,088
#	Elia Group SA	11,149	1,774,679
	Etablissements Franz Colruyt NV	26,865	986,505
	EVS Broadcast Equipment SA	2,905	64,396
	Fagron	22,673	425,295
*	Galapagos NV	9,093	533,879
*	Galapagos NV, Sponsored ADR	491	28,566
	Gimv NV	9,022	517,711
*	Greenyard NV	5,108	41,966
	Immobel SA	3,531	254,702
	Ion Beam Applications	9,320	152,060
	Jensen-Group NV	1,531	52,999
	KBC Group NV	28,127	1,913,532
	Lotus Bakeries NV	55	312,927
	Melexis NV	5,690	488,399
#*	Ontex Group NV	21,609	149,715
	Orange Belgium SA	14,983	290,401
*	Picanol	86	6,174
#	Proximus SADP	93,963	1,642,314
	Recticel SA	20,914	456,975
	Resilux	571	141,672
	Roularta Media Group NV	1,354	27,322
	Shurgard Self Storage SA	7,832	453,211
	Telenet Group Holding NV	15,239	454,159
*	Tessenderlo Group SA	9,945	348,160
	UCB SA	27,369	3,111,106
#	Umicore SA	118,101	4,540,210
	Van de Velde NV	2,854	117,312
	VGP NV	2,786	724,629

TOTAL BELGIUM			33,528,710

CANADA — (9.5%)
#*	5N Plus, Inc.	41,197	62,855

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
	Absolute Software Corp.	7,570	$58,043
#	Acadian Timber Corp.	4,200	61,562
*	Aclara Resources, Inc.	13,498	6,199
*	AcuityAds Holdings, Inc.	10,500	31,713
	Aecon Group, Inc.	25,964	302,558
#	AG Growth International, Inc.	5,100	154,391
	AGF Management Ltd., Class B	2,000	10,976
#	Agnico Eagle Mines Ltd.	126,898	7,388,587
#*	Aimia, Inc.	40,723	155,962
#	AirBoss of America Corp.	10,023	242,802
	Alamos Gold, Inc.,Class A	196,412	1,524,502
	Alimentation Couche-Tard, Inc.	138,139	6,149,667
#	AltaGas Ltd.	90,256	2,064,159
	Altus Group Ltd.	12,898	483,029
	Amerigo Resources Ltd.	13,500	16,709
	Andlauer Healthcare Group, Inc.	6,598	229,786
	Andrew Peller Ltd., Class A	11,700	61,567
#*	Argonaut Gold, Inc.	108,800	182,089
*	Aritzia, Inc.	57,111	2,033,883
	Atco Ltd., Class I	25,853	921,101
*	ATS Automation Tooling Systems, Inc.	31,401	916,377
	Aura Minerals, Inc.	2,700	22,636
*	Aurora Cannabis, Inc.	4,248	12,887
*	AutoCanada, Inc.	2,455	57,140
	B2Gold Corp.	208,175	884,490
#	Badger Infrastructure Solutions Ltd.	15,535	359,760
#	Bank of Montreal	104,498	11,080,445
#	Bank of Nova Scotia	182,557	11,560,026
	Barrick Gold Corp.	59,852	1,337,732
	BCE, Inc.	16,490	876,766
	Bird Construction, Inc.	24,125	161,503
#*,*	BlackBerry Ltd.	124,581	712,677
	BMTC Group, Inc.	1,803	21,417
#*	Bombardier, Inc., Class A	20,000	22,263
#*	Bombardier, Inc., Class B	667,704	654,892
	Boralex, Inc., Class A	73,074	2,190,542
	Boyd Group Services, Inc.	5,780	715,386
	Bridgemarq Real Estate Services	1,000	10,890
#	Brookfield Asset Management Reinsurance Partners Ltd., Class A	817	40,981
	Brookfield Asset Management, Inc., Class A	118,541	5,910,454
	Brookfield Infrastructure Corp., Class A	25,493	1,808,809
#	BRP, Inc.	12,787	1,035,921
#*,*	CAE, Inc.	48,659	1,157,114
*	Calfrac Well Services Ltd.	11,600	45,510
#	Calian Group Ltd.	3,100	171,138
#	Cameco Corp.	64,406	1,662,332
#	Canaccord Genuity Group, Inc.	49,312	433,757
#*,*	Canada Goose Holdings, Inc.	24,376	530,829
	Canadian Imperial Bank of Commerce	76,885	8,499,717
	Canadian Tire Corp. Ltd., Class A	24,572	3,384,591
#	Canadian Utilities Ltd., Class A	42,400	1,274,657
	Canadian Western Bank	21,100	532,325
#*	Canfor Pulp Products, Inc.	12,900	56,735
#*	Canopy Growth Corp.	13,391	76,463
#*	Capstone Copper Corp.	66,109	301,045
*	Cardinal Energy Ltd.	80,448	428,964
#	Cascades, Inc.	41,397	406,993
	CCL Industries, Inc., Class B	75,298	3,282,949
*	Celestica, Inc.	28,848	324,073

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
	Centerra Gold, Inc.	93,298	$863,511
	CES Energy Solutions Corp.	159,571	326,682
*	CGI, Inc.	68,849	5,489,648
#*	Charlottes Web Holdings, Inc.	3,924	3,421
	Chesswood Group Ltd.	1,100	11,594
	CI Financial Corp.	100,596	1,311,628
#	Cogeco Communications, Inc.	7,925	650,829
#	Cogeco, Inc.	2,829	168,465
#*	Colabor Group, Inc.	30,300	20,992
#	Colliers International Group, Inc.	11,248	1,240,826
	Computer Modelling Group Ltd.	41,594	154,442
	Constellation Software, Inc.	3,658	5,757,210
#*	Copper Mountain Mining Corp.	62,680	140,032
	Corby Spirit & Wine Ltd.	5,600	83,304
#	Corus Entertainment, Inc., Class B	88,190	289,012
#*	Cronos Group, Inc.	27,000	81,540
*	Denison Mines Corp.	64,125	82,861
*	Descartes Systems Group, Inc.	14,420	896,179
#*	DIRTT Environmental Solutions	19,000	21,446
	Dollarama, Inc.	62,795	3,491,082
#	Doman Building Materials Group Ltd.	38,876	216,070
#	Dorel Industries, Inc., Class B	7,028	45,462
	DREAM Unlimited Corp., Class A	13,224	475,576
	Dundee Precious Metals, Inc.	21,816	126,347
	Dynacor Gold Mines, Inc.	4,300	10,443
	ECN Capital Corp.	71,719	324,917
*	EcoSynthetix, Inc.	10,000	48,418
	E-L Financial Corp. Ltd.	600	413,809
*	Eldorado Gold Corp.	89,365	868,425
#	Element Fleet Management Corp.	211,832	1,891,342
	Empire Co. Ltd., Class A	64,232	2,121,483
#	Enbridge, Inc.	211,068	9,210,966
#	Endeavour Mining PLC	88,457	2,164,850
*	Endeavour Silver Corp.	20,104	76,520
	Enghouse Systems Ltd.	14,900	419,053
*	Ensign Energy Services, Inc.	51,678	163,725
#*,*	Equinox Gold Corp.	96,534	688,289
	Equitable Group, Inc.	10,800	484,661
*	ERO Copper Corp.	27,628	397,220
	Evertz Technologies Ltd.	10,130	110,948
#	Extendicare, Inc.	18,000	101,864
	Fairfax Financial Holdings Ltd.	9,518	5,229,806
#	Fiera Capital Corp.	31,394	239,735
	Finning International, Inc.	81,889	2,303,716
	Firm Capital Mortgage Investment Corp.	7,800	80,875
#	First Majestic Silver Corp.	37,252	383,939
#	First National Financial Corp.	5,743	162,368
	First Quantum Minerals Ltd.	47,303	1,356,143
	FirstService Corp.	16,569	2,068,328
*	Fission Uranium Corp.	18,500	12,529
#*,*	Fortuna Silver Mines, Inc.	58,386	203,924
#*	Galiano Gold, Inc.	10,852	4,900
*	GDI Integrated Facility Services, Inc.	6,500	219,289
*	Gear Energy Ltd.	127,982	148,440
	George Weston Ltd.	31,511	3,920,202
	Gibson Energy, Inc.	94,342	1,796,291
	goeasy Ltd.	6,113	548,702
#*	GoldMoney, Inc.	13,300	19,464
	Great-West Lifeco, Inc.	45,001	1,241,455

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
	Hammond Power Solutions, Inc.	1,147	$11,357
#	Hardwoods Distribution, Inc.	10,822	273,783
*	Heroux-Devtek, Inc.	10,559	125,921
#	HLS Therapeutics, Inc.	2,100	22,395
#	Home Capital Group, Inc.	21,000	523,754
	Hudbay Minerals, Inc.	93,059	595,991
#Ω	Hydro One Ltd.	69,789	1,886,718
*	i-80 Gold Corp.	14,411	37,804
	iA Financial Corp., Inc.	59,354	3,103,420
*	IAMGOLD Corp.	178,540	503,983
*	IBI Group, Inc.	11,900	104,674
#	IGM Financial, Inc.	40,333	1,278,135
*	Imperial Metals Corp.	2,530	7,287
	Information Services Corp.	5,543	93,307
#	Innergex Renewable Energy, Inc.	48,871	654,327
*	InPlay Oil Corp.	12,900	38,962
	Intact Financial Corp.	27,683	3,872,797
#	Interfor Corp.	31,142	887,728
	Intertape Polymer Group, Inc.	35,565	1,100,462
#*	Invesque, Inc.	4,700	6,110
*	Ivanhoe Mines Ltd., Class A	78,864	632,312
Ω	Jamieson Wellness, Inc.	17,574	441,864
*	Journey Energy, Inc.	20,700	77,344
*	Karora Resources, Inc.	68,188	350,322
	K-Bro Linen, Inc.	3,622	88,869
#	Keyera Corp.	45,865	1,137,833
*	Kinaxis, Inc.	7,060	781,263
#	Kinross Gold Corp.	731,899	3,709,673
*	Knight Therapeutics, Inc.	23,582	97,841
#	KP Tissue, Inc.	2,300	19,998
#	Labrador Iron Ore Royalty Corp.	8,900	240,816
*	Laramide Resources Ltd.	9,500	4,659
	Lassonde Industries, Inc., Class A	405	43,336
	Laurentian Bank of Canada	19,611	596,428
	Leon’s Furniture Ltd.	16,465	251,208
	LifeWorks, Inc.	30,344	446,426
#*	Lightspeed Commerce, Inc.	10,274	229,624
	Linamar Corp.	12,776	506,008
	Loblaw Cos. Ltd.	50,857	4,651,996
	Logistec Corp., Class B	700	23,964
#*	Lucara Diamond Corp.	91,530	44,174
*	Lundin Gold, Inc.	23,728	191,169
	Lundin Mining Corp.	352,498	3,218,621
#*	MAG Silver Corp.	5,500	81,070
	Magellan Aerospace Corp.	4,606	35,137
	Magna International, Inc.	67,177	4,048,721
*	Mainstreet Equity Corp.	540	50,316
*	Mandalay Resources Corp.	5,600	15,606
	Martinrea International, Inc.	22,900	136,724
	Maverix Metals, Inc.	13,364	60,272
#*	MDF Commerce, Inc.	1,302	2,554
	Melcor Developments Ltd.	5,400	64,860
	Metro, Inc.	57,268	3,147,683
	Morguard Corp.	1,853	182,033
*	Mountain Province Diamonds, Inc.	5,600	3,269
	MTY Food Group, Inc.	3,807	153,887
#	Mullen Group Ltd.	27,221	260,418
	National Bank of Canada	124,906	8,723,439
	Neo Performance Materials, Inc.	5,900	59,292

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
*	New Gold, Inc.	225,998	$328,974
#	NFI Group, Inc.	24,678	226,485
	North American Construction Group Ltd.	22,994	290,184
#	North West Co., Inc.	25,905	722,513
	Northland Power, Inc.	28,967	874,207
*	Novagold Resources, Inc.	8,500	52,870
	Nutrien Ltd.	27,607	2,712,388
*	OceanaGold Corp.	258,530	643,986
	Open Text Corp.	63,357	2,537,446
*	Opsens, Inc.	5,800	8,578
#*	Organigram Holdings, Inc.	42,683	60,183
#	Osisko Gold Royalties Ltd.	88,330	1,086,611
#	Pan American Silver Corp.	89,755	2,223,436
	Parkland Corp.	131,134	3,724,812
	Pason Systems, Inc.	41,730	526,558
	Pembina Pipeline Corp.	42,805	1,620,169
	PHX Energy Services Corp.	29,100	157,659
*	Pine Cliff Energy Ltd.	16,000	19,180
*	Points.com, Inc.	4,835	77,408
	Polaris Infrastructure, Inc.	11,000	160,892
*	Precision Drilling Corp.	5,553	399,442
#	Premium Brands Holdings Corp.	10,247	836,574
	Primo Water Corp.	43,165	631,936
#	Pulse Seismic, Inc.	6,600	11,405
#	Quarterhill, Inc.	53,700	93,635
#	Quebecor, Inc., Class B	73,541	1,730,545
*	Real Matters, Inc.	26,958	95,690
*	Recipe Unlimited Corp.	3,100	34,580
#	Restaurant Brands International, Inc.	32,678	1,865,825
	Richelieu Hardware Ltd.	27,450	779,280
	Ritchie Bros Auctioneers, Inc.	42,186	2,323,977
	Rogers Communications, Inc.,Class B	91,813	5,000,846
#	Royal Bank of Canada	234,028	23,640,270
	Russel Metals, Inc.	31,041	827,341
*	Sabina Gold & Silver Corp.	53,692	55,169
	Sandstorm Gold Ltd.	47,969	356,283
#	Savaria Corp.	11,100	132,545
*	Seabridge Gold, Inc.	9,303	164,291
	Secure Energy Services, Inc.	129,940	666,566
	Shaw Communications, Inc.,Class B	164,143	4,888,258
*	ShawCor Ltd.	46,654	176,498
*	Shopify, Inc.,Class A.	2,805	1,197,514
#	Sienna Senior Living, Inc.	7,800	84,336
#*,*	Sierra Wireless, Inc.	16,757	263,377
Ω	Sleep Country Canada Holdings, Inc.	19,005	369,256
#	SNC-Lavalin Group, Inc.	69,515	1,545,980
*Ω	Spin Master Corp.	23,665	851,251
	Sprott, Inc.	4,470	205,962
	SSR Mining, Inc.	63,365	1,394,664
	Stantec, Inc.	49,370	2,266,099
	Stella-Jones, Inc.	32,643	902,056
*	Steppe Gold Ltd.	5,600	6,234
#	Sun Life Financial, Inc.	87,837	4,369,869
	Sundial Growers, Inc.	49,808	23,380
#	Superior Plus Corp.	59,044	520,740
*	Taiga Building Products Ltd.	5,000	10,003
#*,*	Taseko Mines Ltd.	75,600	146,354
	TECSYS, Inc.	1,764	35,839
	TELUS Corp.	9,416	235,574

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CANADA — (Continued)
#	TerraVest Industries, Inc.	7,060	$122,553
	TFI International, Inc.	21,375	1,719,462
	Thomson Reuters Corp.	17,541	1,753,458
	Tidewater Midstream & Infrastructure Ltd.	102,457	100,491
	Timbercreek Financial Corp.	34,530	244,867
	TMX Group Ltd.	8,501	865,485
*	Torex Gold Resources, Inc.	32,393	362,598
#	Toromont Industries Ltd.	39,676	3,492,748
#	Toronto-Dominion Bank	198,396	14,331,226
*	Total Energy Services, Inc.	28,970	181,985
#	Transcontinental, Inc., Class A	50,726	634,939
	TransGlobe Energy Corp.	36,198	158,185
*	Trevali Mining Corp.	3,040	2,414
*	Trican Well Service Ltd.	155,060	540,746
#	Tricon Residential, Inc.	75,199	1,088,195
*	Trisura Group Ltd.	5,900	141,868
*	Turquoise Hill Resources Ltd.	40,199	1,096,021
*	Uni-Select, Inc.	14,819	348,140
	VersaBank	900	9,099
*	Viemed Healthcare, Inc.	3,400	16,932
	Wajax Corp.	10,700	161,585
*	Wall Financial Corp.	300	3,548
*	Wesdome Gold Mines Ltd.	57,851	590,376
	West Fraser Timber Co. Ltd.	49,544	4,354,111
#	Western Forest Products, Inc.	192,961	309,423
#	Wheaton Precious Metals Corp.	58,078	2,605,379
*	WildBrain Ltd.	18,132	39,661
#	Winpak Ltd.	11,100	367,134
	WSP Global, Inc.	26,146	3,049,230
#	Yamana Gold, Inc.	478,723	2,639,972
	Yellow Pages Ltd.	6,064	65,471

TOTAL CANADA			315,021,753

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	114,500	898,180
*	China Display Optoelectronics Technology Holdings Ltd.	144,000	7,649
	China Gold International Resources Corp. Ltd.	34,632	129,400
	Fountain SET Holdings Ltd.	74,000	13,187
*††	Hanfeng Evergreen, Inc.	2,300	0
*	Huafa Property Services Group Co. Ltd.	1,620,000	30,886
Ω	JS Global Lifestyle Co. Ltd.	187,000	221,840
*	Meilleure Health International Industry Group Ltd.	420,000	19,389

TOTAL CHINA			1,320,531

DENMARK — (3.1%)
*	ALK-Abello AS	42,500	927,084
	Alm Brand AS	365,365	630,607
#	Ambu AS, Class B	15,902	209,309
#*	Bang & Olufsen AS	44,123	105,617
#*	Bavarian Nordic AS	35,084	665,574
*	Bioporto A/S	39,747	7,452
#*	Brodrene Hartmann AS	980	32,314
	Carlsberg AS, Class B	16,398	2,083,089
#	cBrain AS	1,895	61,339
	Chemometec AS	5,159	583,186
#	Chr Hansen Holding AS	54,234	4,225,354
	Coloplast AS, Class B	18,501	2,492,615
*	Columbus AS	33,734	44,369

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
DENMARK — (Continued)
	Danske Bank AS	130,721	$2,005,109
#*	Demant AS	39,254	1,724,959
*	Drilling Co. of 1972 AS	8,152	406,525
	DSV AS	25,437	4,170,397
#	FLSmidth & Co. AS	26,410	723,952
	Fluegger Group AS	455	31,070
*	Genmab AS	9,809	3,449,251
#	GN Store Nord AS	33,366	1,252,210
	H Lundbeck AS	40,927	937,971
*	H+H International A/S, Class B	5,147	125,702
#*	ISS AS	80,337	1,318,655
	Jeudan AS	1,468	57,388
*	Jyske Bank AS	21,728	1,201,431
	Matas AS	18,155	252,027
#Ω	Netcompany Group AS	12,799	711,781
*	Nilfisk Holding AS	11,844	331,561
*	NKT AS	18,105	862,874
*Ω	NNIT AS	5,720	70,561
#	North Media AS	2,886	32,171
	Novo Nordisk AS, Sponsored ADR	14,665	1,671,810
	Novo Nordisk AS, Class B	374,500	42,777,724
	Novozymes AS, Class B	50,078	3,490,913
*	NTG Nordic Transport Group AS, Class A	3,647	198,027
#Ω	Orsted AS	23,193	2,565,851
	Pandora AS	52,533	4,612,733
*	Parken Sport & Entertainment AS	758	9,639
	Per Aarsleff Holding AS	7,791	298,993
	Ringkjoebing Landbobank AS	16,997	2,084,373
	Royal Unibrew AS	22,246	1,917,408
*	RTX AS	2,621	59,263
	Schouw & Co. AS	3,035	232,030
	SimCorp AS	11,513	805,986
	Solar AS, Class B	3,891	461,444
	SP Group AS	2,188	105,003
	Spar Nord Bank AS	35,908	455,908
	Sparekassen Sjaelland-Fyn AS	3,638	100,045
	Sydbank AS	16,992	584,064
	TCM Group AS	3,151	46,490
*	Tivoli AS	528	66,695
	Topdanmark AS	25,894	1,453,066
	Tryg AS	98,792	2,348,988
#	Vestas Wind Systems AS	186,080	4,745,225
*	Zealand Pharma AS	12,032	135,661

TOTAL DENMARK			102,960,843

FINLAND — (1.9%)
	Aktia Bank Oyj	23,868	242,016
	Alandsbanken Abp, Class B	2,751	92,525
	Alma Media Oyj	15,884	164,019
	Anora Group Oyj	11,587	106,962
	Aspo Oyj	10,737	80,035
*	BasWare Oyj	1,360	56,488
#	Bittium Oyj	1,503	8,537
	Cargotec Oyj, Class B	20,036	693,737
	Caverion Oyj	54,007	264,505
#	Citycon Oyj	10,844	77,074
	Digia Oyj	6,198	44,858
	Elisa Oyj	54,829	3,214,151
Ω	Enento Group Oyj	6,936	164,247

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINLAND — (Continued)
	Fiskars Oyj Abp	9,972	$229,444
	Fortum Oyj	10,919	181,538
	Glaston Oyj ABP	6,908	7,137
	Gofore Oyj	435	10,464
#	Harvia Oyj	5,142	176,132
	Huhtamaki Oyj	51,341	1,940,703
	Ilkka-Yhtyma Oyj	2,760	13,217
*	Incap Oyj	259	18,530
#	Kamux Corp.	12,213	123,594
	Kemira Oyj	51,885	680,584
	Kesko Oyj, Class A	63,078	1,481,165
	Kesko Oyj, Class B	177,351	4,465,068
	Kojamo Oyj	24,600	489,372
	Kone Oyj, Class B	79,648	3,829,292
*	Konecranes Oyj	26,533	745,677
	Lassila & Tikanoja Oyj	26,743	287,345
	Marimekko Oyj	11,350	158,136
#	Metsa Board Oyj, Class A	133	1,456
	Metsa Board Oyj, Class B	77,208	832,055
	Metso Outotec Oyj	296,481	2,524,522
#	Musti Group Oyj	11,647	274,037
	Neste Oyj	89,280	3,830,900
*	NoHo Partners Oyj	1,829	16,053
*	Nokia Oyj	727,620	3,689,106
	Nokian Renkaat Oyj	32,510	436,563
	Nordea Bank Abp	414,740	4,136,953
	Olvi Oyj, Class A	6,437	214,589
	Oma Saastopankki Oyj	1,944	39,914
	Oriola Oyj, Class A	17,876	38,016
	Oriola Oyj, Class B	80,101	174,054
	Orion Oyj, Class A	10,006	405,473
	Orion Oyj, Class B	45,341	1,778,388
	Outokumpu Oyj	172,295	845,840
	Pihlajalinna Oyj	8,421	100,912
#	Ponsse Oyj	5,991	185,394
*	QT Group Oyj	5,361	467,081
	Raisio Oyj, Class V	56,058	131,329
	Rapala VMC Oyj	2,115	13,651
	Revenio Group Oyj	7,790	370,674
#Ω	Rovio Entertainment Oyj	19,791	181,033
	Sampo Oyj, Class A	175,524	8,522,997
	Sanoma Oyj	47,469	599,629
	Scanfil Oyj	4,207	30,612
	Stora Enso Oyj, Class R	142,445	2,803,245
	Taaleri Oyj	5,959	64,887
	Talenom Oyj	2,789	30,597
#*	Tecnotree Oyj	22,408	21,389
	Teleste Oyj	2,478	12,032
Ω	Terveystalo Oyj	65,640	735,218
	TietoEVRY Oyj	61,436	1,541,259
	Tokmanni Group Corp.	24,333	316,198
	UPM-Kymmene Oyj	72,857	2,520,291
	Uponor Oyj	27,251	478,823
	Vaisala Oyj, Class A	8,837	408,100
	Valmet Oyj	82,825	2,218,118
#	Verkkokauppa.com Oyj	4,781	22,074
#	Wartsila OYJ Abp	157,451	1,264,308
*	WithSecure Oyj	29,784	162,697

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINLAND — (Continued)
	YIT Oyj	56,931	$229,154

TOTAL FINLAND			62,716,173

FRANCE — (8.3%)
	ABC arbitrage	12,905	99,490
#*	Aeroports de Paris	7,506	1,061,722
	Airbus SE	110,898	12,140,208
	AKWEL	2,084	38,265
Ω	ALD SA	72,736	989,063
	Alstom SA	54,744	1,203,295
	Altamir	2,530	69,714
	Alten SA	13,683	1,836,364
Ω	Amundi SA	13,817	830,816
	Arkema SA	29,416	3,351,785
	Assystem SA	1,932	82,351
#*	Atari SA	21,703	3,834
	Atos SE	36,852	897,772
	Aubay	2,680	154,502
	AXA SA	348,035	9,207,273
	Axway Software SA	4,622	84,788
#	Bastide le Confort Medical	1,130	44,889
*	Beneteau SA	17,564	220,516
#	Bigben Interactive	9,903	148,755
	BioMerieux	16,343	1,555,883
	BNP Paribas SA	151,420	7,851,335
	Boiron SA	1,876	82,398
	Bonduelle SCA	4,870	82,097
#	Bouygues SA	66,102	2,272,801
	Bureau Veritas SA	98,301	2,823,864
	Capgemini SE	32,033	6,521,245
	Carrefour SA	378,163	8,019,917
#*	Casino Guichard Perrachon SA	16,303	285,644
	Catana Group	9,173	75,555
	CBo Territoria	19,983	80,506
*	Cegedim SA	4,449	115,352
*	CGG SA	495,044	569,517
	Chargeurs SA	3,184	57,669
	Cie de Saint-Gobain	43,016	2,509,474
*	Cie des Alpes	7,620	117,852
	Cie Plastic Omnium SA	12,731	206,086
#*	Claranova SE	24,407	85,905
#	CNP Assurances	85,758	1,884,489
*	Coface SA	53,480	641,133
	Credit Agricole SA	159,745	1,724,936
	Danone SA	43,313	2,619,191
	Dassault Aviation SA	7,301	1,225,145
	Dassault Systemes SE	89,985	3,979,528
	Delta Plus Group	144	13,051
	Derichebourg SA	50,509	455,811
	Edenred	76,209	3,827,381
	Eiffage SA	41,730	4,120,782
*Ω	Elior Group SA	49,414	150,879
*	Elis SA	51,341	736,294
*	ESI Group	1,358	93,337
	EssilorLuxottica SA	12,599	2,144,951
	Eurofins Scientific SE	45,220	4,202,646
Ω	Euronext NV	30,878	2,474,011
	Eutelsat Communications SA	122,956	1,366,460
	Exel Industries, Class A	353	24,628

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FRANCE — (Continued)
	Faurecia SE	43,224	$939,964
	Fnac Darty SA	13,959	691,143
	Gaztransport Et Technigaz SA	13,882	1,653,048
	Getlink SE	79,141	1,448,210
*	GL Events	4,130	76,758
	Groupe Crit	1,898	133,636
	Groupe Gorge SA	547	10,838
	Groupe SFPI	6,247	19,898
	Guerbet	1,951	50,887
*	Haulotte Group SA	9,012	36,096
#	Hermes International	8,092	9,977,897
	HEXAOM	1,318	41,524
*	ID Logistics Group	701	223,244
	Imerys SA	6,872	270,350
	Infotel SA	2,395	137,908
	Interparfums SA	4,287	237,867
	Ipsen SA	26,084	2,703,966
	IPSOS	21,861	1,052,411
	Jacquet Metals SACA	7,542	162,473
*	JCDecaux SA	32,150	673,963
#	Kaufman & Broad SA	11,998	364,891
	Kering SA	13,378	7,118,064
	Korian SA	17,758	372,935
Ω	La Francaise des Jeux SAEM	56,341	2,103,827
	Lagardere SA	30,741	805,159
	Laurent-Perrier	972	92,028
	Lectra	10,147	420,669
	Legrand SA	51,869	4,596,328
	Linedata Services	1,111	50,778
	LISI	5,977	135,132
	LNA Sante SA	277	10,227
	L’Oreal SA	38,614	14,048,154
*	Lumibird	872	19,690
	LVMH Moet Hennessy Louis Vuitton SE	55,094	35,653,256
Ω	Maisons du Monde SA	17,092	291,501
	Manitou BF SA	4,378	99,330
	Manutan International	280	19,778
	Mersen SA	5,070	167,694
	Metropole Television SA	12,534	232,595
#*	Nacon SA	3,669	21,984
	Nexans SA	11,733	1,068,729
	Nexity SA	29,792	904,668
	NRJ Group	2,208	13,893
	Oeneo SA	5,443	80,309
*	OL Groupe SA	6,601	17,192
	Orange SA	530,209	6,312,348
	Orpea SA	8,154	291,606
	Pernod Ricard SA	18,201	3,756,397
	Pharmagest Interactive	1,274	102,319
*	Prodways Group SA	4,249	11,522
	Publicis Groupe SA	68,989	4,141,870
	Quadient SA	15,198	284,222
*††	Recylex SA	633	231
#	Remy Cointreau SA	8,830	1,750,405
*	Renault SA	71,020	1,735,274
*	Rexel SA	180,173	3,690,783
	Robertet SA	61	56,621
	Rothschild & Co.	15,536	608,684
	Rubis SCA	49,506	1,316,736

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FRANCE — (Continued)
	Safran SA	24,331	$2,613,112
	Samse SA	200	45,330
#	Sanofi	95,270	10,069,551
	Sartorius Stedim Biotech	3,878	1,268,994
#	Schneider Electric SE	48,933	7,020,647
	SCOR SE	116,628	3,297,519
	SEB SA	12,412	1,490,523
	Seche Environnement SA	1,063	82,519
	SES SA	165,187	1,478,013
*Ω	SMCP SA	20,526	133,376
	Societe BIC SA	10,512	627,241
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	31,518
	Societe Generale SA	143,344	3,445,136
	Societe pour l’Informatique Industrielle	3,552	176,989
#*	Solocal Group	17,197	19,158
	Somfy SA	4,915	655,111
	Sopra Steria Group SACA	10,071	1,784,867
	SPIE SA	65,100	1,532,195
	Stef SA	917	90,368
	Sword Group	4,402	189,536
	Synergie SE	4,886	188,450
*	Technicolor SA	21,549	71,932
*	Technip Energies NV	78,486	953,749
	Teleperformance	12,431	4,461,624
#	Television Francaise 1	33,050	279,907
	Thales SA	36,100	4,621,699
	Thermador Groupe	4,246	429,756
#	Tikehau Capital SCA	8,066	186,316
	Totalenergies EP Gabon	240	45,699
*	Touax SA	905	7,572
	Trigano SA	3,700	476,713
*	Ubisoft Entertainment SA	49,337	2,230,670
	Valeo	67,492	1,227,079
*	Vallourec SA	62,194	732,843
	Vetoquinol SA	78	10,157
	Vilmorin & Cie SA	2,737	130,032
#	Vinci SA	85,546	8,300,858
	Virbac SA	1,845	744,913
#	Vivendi SE	54,394	624,742
*	Vranken-Pommery Monopole SA	1,133	20,704
	Wavestone	5,088	267,605
*Ω	Worldline SA	39,332	1,547,485

TOTAL FRANCE			274,385,273

GERMANY — (6.0%)
	3U Holding AG	1,542	3,832
	7C Solarparken AG	19,158	88,914
	Aareal Bank AG	29,277	997,578
	Adesso SE	1,083	212,266
	Adidas AG	46,381	9,353,154
#*	ADVA Optical Networking SE	25,933	352,002
	All for One Group SE	1,306	86,668
	Allgeier SE	3,172	142,703
	Allianz SE	47,864	10,799,750
	AlzChem Group AG	138	3,183
	Amadeus Fire AG	3,458	484,000
	Aroundtown SA	332,437	1,671,669
	Atoss Software AG	1,603	232,923
	Aurubis AG	16,913	1,921,983

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
GERMANY — (Continued)
	Basler AG	714	$79,895
#*	Bauer AG	5,212	49,352
	Bayerische Motoren Werke AG	79,416	6,485,568
	BayWa AG	7,674	365,957
	Bechtle AG	37,350	1,725,933
Ω	Befesa SA	5,981	373,519
	Beiersdorf AG	14,490	1,455,383
	Bertrandt AG	2,343	108,848
#	bet-at-home.com AG	948	14,745
*	Bijou Brigitte AG	1,981	46,273
	Bilfinger SE	13,167	529,938
*	Borussia Dortmund GmbH & Co. KGaA	20,983	82,181
	Brenntag SE	65,986	5,091,709
	CANCOM SE	9,579	462,546
	Carl Zeiss Meditec AG	10,602	1,331,660
	CECONOMY AG	75,345	258,145
	CENIT AG	5,755	90,317
	Cewe Stiftung & Co. KGAA	3,729	340,374
*	Commerzbank AG	366,919	2,395,364
	CompuGroup Medical SE & Co. KgaA	13,885	742,194
*	Continental AG	18,240	1,250,190
#*	Corestate Capital Holding SA	12,378	107,311
Ω	Covestro AG	110,403	4,753,460
	CropEnergies AG	9,008	116,838
*	CTS Eventim AG & Co. KGaA	16,290	1,118,082
*	Daimler Truck Holding AG	92,237	2,480,689
*Ω	Delivery Hero SE	17,568	617,567
*	Delticom AG	2,252	7,966
	Dermapharm Holding SE	3,463	195,800
*	Deutsche Bank AG	138,964	1,372,964
	Deutsche Beteiligungs AG	6,612	205,476
	Deutsche Boerse AG	37,766	6,574,854
	Deutsche EuroShop AG	9,730	161,209
Ω	Deutsche Pfandbriefbank AG	34,408	433,047
	Deutsche Post AG	92,993	3,972,890
	Deutsche Telekom AG, Sponsored ADR	6,013	110,399
	Deutsche Telekom AG	365,302	6,729,282
	Deutz AG	50,368	223,240
*	DFV Deutsche Familienversicherung AG	1,942	23,919
	DIC Asset AG	22,026	308,142
	DMG Mori AG	2,478	108,812
#	Dr Hoenle AG	1,006	26,738
	Draegerwerk AG & Co. KGaA	1,360	62,367
	Duerr AG	20,859	542,120
Ω	DWS Group GmbH & Co. KGaA	4,199	138,182
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,428	222,202
*	ElringKlinger AG	6,586	54,600
	Encavis AG	42,998	938,674
	Energiekontor AG	2,432	232,320
	Evonik Industries AG	64,473	1,686,380
	Fabasoft AG	1,254	31,753
	Fielmann AG	6,642	335,766
	First Sensor AG	411	21,660
#*	flatexDEGIRO AG	23,088	394,333
	FORTEC Elektronik AG	383	8,395
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	416,666
	Freenet AG	57,573	1,592,943
	Fresenius Medical Care AG & Co. KGaA	34,785	2,163,169
	Fresenius SE & Co. KGaA	60,340	2,132,896

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
GERMANY — (Continued)
	Fuchs Petrolub SE	16,201	$431,814
*	Gateway Real Estate AG	354	2,373
	GEA Group AG	45,909	1,787,074
*	Gesco AG	3,348	86,906
	GFT Technologies SE	9,036	358,914
*	GK Software SE	380	52,309
*	Global Fashion Group SA	4,210	8,016
	Grand City Properties SA	28,743	507,459
	GRENKE AG	2,470	65,159
*	H&R GmbH & Co. KGaA	8,388	53,896
	Hamburger Hafen und Logistik AG	7,861	127,926
	Hannover Rueck SE	11,237	1,746,573
	Hawesko Holding AG	1,210	63,578
#*	Heidelberger Druckmaschinen AG	91,729	202,663
#*	HelloFresh SE	88,481	3,729,846
	Henkel AG & Co. KGaA	10,448	663,042
	Hensoldt AG	9,473	263,813
	Hornbach Holding AG & Co. KGaA	4,575	547,644
	Hugo Boss AG	31,860	1,786,801
*	Hypoport SE	1,058	292,488
	Indus Holding AG	10,640	302,686
	Infineon Technologies AG	73,680	2,091,275
Ω	Instone Real Estate Group SE	17,961	275,738
	IVU Traffic Technologies AG	3,842	72,034
	Jenoptik AG	15,445	434,141
Ω	JOST Werke AG	4,245	164,194
	KION Group AG	33,411	1,858,519
*	Kloeckner & Co. SE	38,915	501,293
	Knorr-Bremse AG	17,611	1,255,921
*	Koenig & Bauer AG	6,934	135,337
	KPS AG	5,062	23,465
	Krones AG	6,004	463,590
	Lanxess AG	34,586	1,336,959
	Leifheit AG	3,048	70,831
#*	Leoni AG	6,219	57,785
#*	Manz AG	596	24,295
	Mercedes-Benz Group AG	184,475	12,876,570
*	METRO AG	64,789	569,103
	MLP SE	21,905	154,816
	MTU Aero Engines AG	12,792	2,579,706
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,795	4,475,854
	Mutares SE & Co. KGaA	3,415	78,049
*	Nagarro SE	3,729	524,305
	Nemetschek SE	26,223	2,080,909
	New Work SE	929	158,243
	Nexus AG	4,699	229,156
*	Nordex SE	40,092	578,612
	Norma Group SE	6,035	148,883
	OHB SE	2,457	86,845
	Patrizia AG	9,522	162,875
	Pfeiffer Vacuum Technology AG	1,776	316,155
	PNE AG	7,350	93,360
	ProSiebenSat.1 Media SE	117,178	1,348,225
	PSI Software AG	3,733	141,611
	Puma SE	46,681	3,434,723
#*	QIAGEN NV	77,093	3,514,577
	Rational AG	3,119	1,902,730
	Rheinmetall AG	17,984	4,054,026
	RTL Group SA	23,010	1,196,461

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
GERMANY — (Continued)
#	S&T AG	12,351	$208,808
*	SAF-Holland SE	21,483	163,277
	SAP SE, Sponsored ADR	15,059	1,517,947
	SAP SE	93,916	9,518,006
#Ω	Scout24 SE	19,707	1,246,434
	Secunet Security Networks AG	456	193,064
	Siemens AG	73,354	9,019,239
*	Siemens Energy AG	79,731	1,535,800
Ω	Siemens Healthineers AG	29,068	1,554,265
*	Sixt SE	7,230	939,990
#	SMA Solar Technology AG	983	44,735
	Software AG	23,965	737,637
	Stabilus SE	10,627	500,546
	Stemmer Imaging AG	242	7,631
	STRATEC SE	3,895	440,860
	Stroeer SE & Co. KGaA	12,716	760,753
*	SUESS MicroTec SE	5,423	84,109
	Surteco Group SE	706	22,431
	Symrise AG	31,033	3,692,748
	TAG Immobilien AG	49,148	982,244
	Takkt AG	12,576	203,183
*	Talanx AG	16,587	689,682
*Ω	TeamViewer AG	46,220	554,597
	Technotrans SE	943	23,397
	Telefonica Deutschland Holding AG	368,740	1,108,996
*	thyssenkrupp AG	70,329	539,355
	Traffic Systems SE	294	9,521
	Uniper SE	14,010	360,122
	United Internet AG	55,803	1,795,230
#*	va-Q-tec AG	818	14,371
#	Varta AG	6,336	592,833
	VERBIO Vereinigte BioEnergie AG	13,879	983,527
*	Vitesco Technologies Group AG, Class A	3,648	146,604
	Vonovia SE	55,337	2,204,688
	Vossloh AG	3,530	134,664
	Wacker Chemie AG	7,992	1,268,075
	Wacker Neuson SE	12,326	255,914
	Washtec AG	4,114	224,423
#*	Westwing Group SE	3,418	38,871
	Wuestenrot & Wuerttembergische AG	16,757	316,077
#*Ω	Zalando SE	17,332	681,949
	Zeal Network SE	3,022	117,551

TOTAL GERMANY			198,240,132

HONG KONG — (1.5%)
	AIA Group Ltd.	1,762,200	17,311,425
*	Aidigong Maternal & Child Health Ltd.	266,000	14,459
	Analogue Holdings Ltd.	92,000	20,783
	APAC Resources Ltd.	80,000	12,698
*	Apollo Future Mobility Group Ltd.	1,728,000	77,355
	Asia Standard International Group Ltd.	80,000	7,561
	Asiasec Properties Ltd.	17,000	986
	ASM Pacific Technology Ltd.	74,000	745,756
	Best Mart 360 Holdings Ltd.	48,000	7,790
	BOC Hong Kong Holdings Ltd.	375,000	1,357,448
	BOCOM International Holdings Co. Ltd.	343,000	46,761
	Bright Smart Securities & Commodities Group Ltd.	54,000	9,255
††	Brightoil Petroleum Holdings Ltd.	229,000	8,209
	Chen Hsong Holdings	46,000	12,488

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
*	China Energy Development Holdings Ltd.	2,842,000	$53,063
	China Motor Bus Co. Ltd.	1,000	11,253
*	China Star Entertainment Ltd.	130,000	13,771
#*	China Strategic Holdings Ltd.	10,625,000	45,375
	Chow Sang Sang Holdings International Ltd.	197,000	218,107
	Chow Tai Fook Jewellery Group Ltd.	576,400	966,463
	Chuang’s China Investments Ltd.	190,000	8,754
	Chuang’s Consortium International Ltd.	92,000	10,067
	CITIC Telecom International Holdings Ltd.	444,000	159,335
	CK Asset Holdings Ltd.	299,823	2,032,542
#	CMBC Capital Holdings Ltd.	52,250	11,924
	C-Mer Eye Care Holdings Ltd.	70,000	37,942
	Convenience Retail Asia Ltd.	114,000	13,620
*	Cowell e Holdings, Inc.	1,000	1,119
Ω	Crystal International Group Ltd.	149,500	58,319
	CSI Properties Ltd.	2,220,000	52,881
*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	108,000	90,761
	Dah Sing Financial Holdings Ltd.	43,600	126,873
	Dickson Concepts International Ltd.	63,000	31,437
*	Digital Domain Holdings Ltd.	290,000	21,150
*	DTXS Silk Road Investment Holdings Co. Ltd.	36,000	7,511
	Dynamic Holdings Ltd.	12,000	14,872
	EC Healthcare	159,000	159,804
	Emperor International Holdings Ltd.	402,000	43,350
	Emperor Watch & Jewellery Ltd.	490,000	10,299
*	ENM Holdings Ltd.	376,000	30,871
*	Esprit Holdings Ltd.	908,100	159,975
	EuroEyes International Eye Clinic Ltd., Class C	26,000	21,729
	Fairwood Holdings Ltd.	22,500	41,057
	Far East Consortium International Ltd.	435,361	135,674
	FSE Lifestyle Services Ltd.	67,000	43,296
	Giordano International Ltd.	560,000	116,885
	Glorious Sun Enterprises Ltd.	129,000	12,902
*	GR Properties Ltd.	84,000	12,114
	Great Eagle Holdings Ltd.	110,244	257,231
*	G-Resources Group Ltd.	130,050	45,169
	Guoco Group Ltd.	10,000	104,655
	Haitong International Securities Group Ltd.	1,060,349	167,858
	Hang Lung Group Ltd.	119,000	232,346
	Hang Lung Properties Ltd.	338,000	646,449
	Hang Seng Bank Ltd.	83,200	1,473,094
	Hanison Construction Holdings Ltd.	89,806	13,755
	Henderson Land Development Co. Ltd.	196,740	795,620
	HKR International Ltd.	371,600	135,582
	Hon Kwok Land Investment Co. Ltd.	26,000	8,512
*	Hong Kong ChaoShang Group Ltd.	8,000	867
	Hong Kong Ferry Holdings Co. Ltd.	99,000	87,933
	Hong Kong Technology Venture Co. Ltd.	226,000	191,528
	Hongkong Chinese Ltd.	58,000	4,681
Ω	Honma Golf Ltd.	11,500	4,611
*	Hypebeast Ltd.	210,000	26,488
	Hysan Development Co. Ltd.	106,000	311,877
	IGG, Inc.	570,000	234,770
*	Imagi International Holdings Ltd.	56,000	3,501
Ω	Impro Precision Industries Ltd.	96,000	24,858
	International Housewares Retail Co. Ltd.	169,000	56,634
	ITC Properties Group Ltd.	49,758	6,573
	K Wah International Holdings Ltd.	572,000	214,362

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
	Karrie International Holdings Ltd.	132,000	$25,063
	Kerry Logistics Network Ltd.	128,000	294,354
	Kerry Properties Ltd.	250,500	677,385
	Kowloon Development Co. Ltd.	234,000	304,600
*	Lai Sun Development Co. Ltd.	55,350	25,932
*	Lifestyle International Holdings Ltd.	133,000	63,948
	Liu Chong Hing Investment Ltd.	96,000	91,772
	L’Occitane International SA	248,500	778,939
	Luk Fook Holdings International Ltd.	167,000	382,248
	Lung Kee Bermuda Holdings	44,000	20,720
	Man Wah Holdings Ltd.	421,200	394,212
	MECOM Power & Construction Ltd.	253,000	108,306
#*	Melco Resorts & Entertainment Ltd., ADR	1,858	10,628
*	Midland Holdings Ltd.	251,026	26,374
	Modern Dental Group Ltd.	116,000	42,307
	MTR Corp. Ltd.	100,000	531,310
	NagaCorp Ltd.	402,000	359,282
	New World Development Co. Ltd.	359,000	1,373,100
*	NewOcean Energy Holdings Ltd.	550,000	2,734
	NWS Holdings Ltd.	428,242	387,679
	Oriental Watch Holdings	142,476	78,383
*	Pacific Century Premium Developments Ltd.	162,000	9,716
	Pacific Textiles Holdings Ltd.	419,000	184,479
	PC Partner Group Ltd.	44,000	53,663
	Pentamaster International Ltd.	126,000	15,294
#	Perfect Medical Health Management Ltd.	183,000	106,116
	Pico Far East Holdings Ltd.	406,000	60,167
	Playmates Holdings Ltd.	90,000	7,863
	Playmates Toys Ltd.	96,000	5,524
	Plover Bay Technologies Ltd.	32,000	13,195
	Power Assets Holdings Ltd.	246,500	1,658,641
	Prada SpA	152,700	950,120
*	PT International Development Co. Ltd.	390,000	10,724
*Ω	Razer, Inc.	921,000	314,291
*	Sa Sa International Holdings Ltd.	278,000	49,690
	SEA Holdings Ltd.	45,170	36,227
	Singamas Container Holdings Ltd.	276,000	38,185
	Sino Land Co. Ltd.	604,534	799,062
	Soundwill Holdings Ltd.	11,500	9,990
	Stella International Holdings Ltd.	90,500	95,704
	Sun Hung Kai & Co. Ltd.	89,000	42,199
	Sun Hung Kai Properties Ltd.	146,707	1,689,637
*	Suncorp Technologies Ltd.	290,000	16,691
	SUNeVision Holdings Ltd.	291,000	241,754
	Swire Properties Ltd.	70,200	168,238
#	TAI Cheung Holdings Ltd.	170,000	104,031
	Tai Hing Group Holdings Ltd.	112,000	17,384
	Techtronic Industries Co. Ltd.	269,000	3,590,637
	Texhong Textile Group Ltd.	114,500	137,695
*	TOM Group Ltd.	360,000	34,244
*	Town Health International Medical Group Ltd.	592,000	34,542
	Tradelink Electronic Commerce Ltd.	224,000	33,373
*	Trendzon Holdings Group Ltd.	120,000	3,804
	United Laboratories International Holdings Ltd.	252,000	123,499
††	Untrade Convoy	528,000	2,106
*	Untrade Gold Fin Holdings	44,000	0
	Value Partners Group Ltd.	528,000	199,819
#*	Vobile Group Ltd.	184,000	90,745
Ω	VPower Group International Holdings Ltd.	71,000	8,159

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HONG KONG — (Continued)
	VSTECS Holdings Ltd.	330,400	$284,458
	VTech Holdings Ltd.	45,000	318,325
	Wai Kee Holdings Ltd.	120,000	52,607
	Wang On Group Ltd.	2,940,000	23,762
	Wharf Real Estate Investment Co. Ltd.	220,000	1,036,765
#	Wing Tai Properties Ltd.	18,000	9,564
*	Xingye Alloy Materials Group Ltd.	73,000	10,891
	YTO Express Holdings Ltd.	82,000	23,352
#*	Yunfeng Financial Group Ltd.	28,000	4,917
	Zensun Enterprises Ltd.	299,999	140,472
*	Zhaobangji Properties Holdings Ltd.	376,000	19,462

TOTAL HONG KONG			48,318,082

IRELAND — (0.4%)
	AIB Group PLC	326,158	708,459
*	Bank of Ireland Group PLC	414,757	2,513,720
	Cairn Homes PLC	358,413	432,192
*	Datalex PLC	473	380
	FBD Holdings PLC	10,867	113,668
*	Flutter Entertainment PLC	22,564	2,270,210
*Ω	Glenveagh Properties PLC	277,630	335,025
	Kingspan Group PLC	28,640	2,666,013
*	Permanent TSB Group Holdings PLC	23,545	37,048
	Smurfit Kappa Group PLC	126,941	5,363,989

TOTAL IRELAND			14,440,704

ISRAEL — (0.9%)
*	Abra Information Technologies Ltd.	8,194	9,903
	Adgar Investment & Development Ltd.	12,469	28,208
	Afcon Holdings Ltd.	885	50,859
#	AFI Properties Ltd.	7,582	456,518
	Africa Israel Residences Ltd.	928	65,179
*	Airport City Ltd.	19,752	439,734
*	Allot Ltd.	5,136	29,845
	Alony Hetz Properties & Investments Ltd.	41,923	686,124
#	Alrov Properties & Lodgings Ltd.	1,720	112,173
	Amot Investments Ltd.	63,129	479,200
	Arad Ltd.	4,385	61,289
	Ashtrom Group Ltd.	6,992	194,986
	AudioCodes Ltd.	13,542	318,643
#	Aura Investments Ltd.	31,019	66,672
	Automatic Bank Services Ltd.	1,674	10,206
*	Avgol Industries 1953 Ltd.	36,631	26,003
*	Ayalon Holdings Ltd.	3,614	30,367
	Azorim-Investment Development & Construction Co. Ltd.	25,722	132,925
	Azrieli Group Ltd.	2,180	187,258
	Bank Leumi Le-Israel BM	251,601	2,640,489
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,478	72,623
*	Bezeq The Israeli Telecommunication Corp. Ltd.	461,626	731,809
	Big Shopping Centers Ltd.	2,838	428,875
	Blue Square Real Estate Ltd.	1,578	140,985
*	Brack Capital Properties NV	664	102,431
	Carasso Motors Ltd.	14,778	95,388
*	Castro Model Ltd.	1,314	41,947
*	Clal Insurance Enterprises Holdings Ltd.	25,576	566,910
*	Compugen Ltd.	6,256	14,085
	Danel Adir Yeoshua Ltd.	2,392	377,120
	Delek Automotive Systems Ltd.	23,715	337,481

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ISRAEL — (Continued)
	Delta Galil Industries Ltd.	4,646	$309,624
	Dor Alon Energy in Israel 1988 Ltd.	2,113	85,803
	Duniec Brothers Ltd.	1,928	123,922
#	E&M Computing Ltd.	5,670	18,998
	Electra Consumer Products 1970 Ltd.	2,703	152,594
	Electra Ltd.	772	529,747
	Electra Real Estate Ltd.	4,775	80,058
*	Ellomay Capital Ltd.	1,542	39,064
	Energix-Renewable Energies Ltd.	51,661	175,027
*	Enlight Renewable Energy Ltd.	233,992	502,016
	FMS Enterprises Migun Ltd.	2,021	70,103
	Formula Systems 1985 Ltd.	2,359	228,272
	Formula Systems 1985 Ltd., Sponsored ADR	1,510	146,485
	Fox Wizel Ltd.	3,238	476,084
	Gav-Yam Lands Corp. Ltd.	21,551	237,203
*	Gilat Satellite Networks Ltd.	8,858	64,792
	Hamat Group Ltd.	6,948	67,370
	Harel Insurance Investments & Financial Services Ltd.	57,285	702,135
	Hilan Ltd.	3,413	198,378
*	Hiper Global Ltd.	5,670	21,498
	ICL Group Ltd.	56,668	614,525
	IDI Insurance Co. Ltd.	3,478	115,123
	IES Holdings Ltd.	199	20,263
	Ilex Medical Ltd.	2,010	81,793
	Infinya Ltd.	1,295	118,464
	Inrom Construction Industries Ltd.	35,497	153,281
	Isracard Ltd.	85,561	430,583
	Israel Canada T.R Ltd.	30,911	152,832
	Israel Land Development - Urban Renewal Ltd.	1,926	34,953
	Isras Investment Co. Ltd.	433	105,539
*	Kamada Ltd.	6,587	35,361
	Kerur Holdings Ltd.	1,061	26,736
	Klil Industries Ltd.	267	22,091
	Levinstein Properties Ltd.	812	26,970
	M Yochananof & Sons Ltd.	2,246	134,140
	Magic Software Enterprises Ltd.	25,564	441,255
#	Malam - Team Ltd.	2,870	82,529
	Matrix IT Ltd.	13,031	328,378
	Maytronics Ltd.	9,928	176,280
	Mega Or Holdings Ltd.	7,709	293,540
*	Melisron Ltd.	7,618	617,949
*	Menora Mivtachim Holdings Ltd.	10,987	274,262
	Meshulam Levinstein Contracting & Engineering Ltd.	221	23,292
	Migdal Insurance & Financial Holdings Ltd.	177,504	299,494
	Mivne Real Estate KD Ltd.	165,711	620,885
	Mivtach Shamir Holdings Ltd.	2,285	73,835
	Mizrahi Tefahot Bank Ltd.	23,564	871,626
*	Neto Malinda Trading Ltd.	961	48,984
#*	Nice Ltd.	1,056	219,573
*	Nice Ltd., Sponsored ADR	5,260	1,085,717
*	Nova Ltd.	4,823	462,500
	Novolog Ltd.	129,670	131,421
*	NR Spuntech Industries Ltd.	3,315	5,913
*	Oil Refineries Ltd.	888,828	395,590
	One Software Technologies Ltd.	14,338	236,225
	Palram Industries 1990 Ltd.	1,658	23,118
*	Paz Oil Co. Ltd.	6,125	949,347
*	Perion Network Ltd.	8,697	185,951
	Phoenix Holdings Ltd.	88,490	1,113,243

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ISRAEL — (Continued)
	Plasson Industries Ltd.	1,135	$66,582
*	Pluristem Therapeutics, Inc.	5,947	8,956
	Prashkovsky Investments & Construction Ltd.	4,675	183,510
#*	Priortech Ltd.	1,051	27,882
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	288,688
	Rapac Communication & Infrastructure Ltd.	1,869	18,754
	Raval Ics Ltd.	4,981	9,642
	S.R Accord Ltd.	1,571	27,465
	Sano-Brunos Enterprises Ltd.	978	107,250
	Scope Metals Group Ltd.	3,768	191,668
#	Shapir Engineering & Industry Ltd.	51,287	479,851
*	Shikun & Binui Ltd.	48,502	285,939
	Shufersal Ltd.	63,751	536,375
#	Strauss Group Ltd.	11,872	317,352
	Summit Real Estate Holdings Ltd.	8,875	208,497
#	Suny Cellular Communication Ltd.	47,494	27,042
	Tadiran Group Ltd.	1,130	183,024
Ω	Tamar Petroleum Ltd.	15,509	41,738
	Tel Aviv Stock Exchange Ltd.	12,321	58,188
*	Tera Light Ltd.	10,987	22,087
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	143,144	1,246,784
	Tiv Taam Holdings 1 Ltd.	19,821	52,246
#	Victory Supermarket Chain Ltd.	3,518	55,495
	Vitania Ltd.	1,695	15,457
	YD More Investments Ltd.	3,684	14,326
	YH Dimri Construction & Development Ltd.	3,362	301,880

TOTAL ISRAEL			28,975,647

ITALY — (2.1%)
	A2A SpA	245,232	418,993
	ACEA SpA	32,542	558,221
*	Aeffe SpA	9,974	18,247
#	Alerion Cleanpower SpA	2,733	83,771
	Amplifon SpA	72,785	2,903,747
Ω	Anima Holding SpA	94,319	459,592
*	Arnoldo Mondadori Editore SpA	81,401	166,734
#	Ascopiave SpA	48,119	177,835
#	Assicurazioni Generali SpA	177,078	3,352,632
#*	Atlantia SpA	52,286	1,247,311
	Autostrade Meridionali SpA	304	12,011
	Avio SpA	4,827	57,348
	Azimut Holding SpA	68,448	1,452,869
*	Banca Carige SpA	25,654	21,224
	Banca Generali SpA	36,905	1,220,121
	Banca IFIS SpA	9,820	178,324
	Banca Mediolanum SpA	114,345	830,069
*	Banca Monte dei Paschi di Siena SpA	519	437
#Ω	Banca Sistema SpA	7,802	16,605
#	Banco di Desio e della Brianza SpA	5,932	18,917
	BasicNet SpA	5,653	35,594
	Be Shaping The Future SpA	21,403	75,924
	BF SpA	3,496	13,069
Ω	BFF Bank SpA	37,643	234,727
*	Biesse SpA	1,076	16,786
	BPER Banca	452,881	756,581
*	Brunello Cucinelli SpA	13,124	671,734
	Cairo Communication SpA	40,575	96,083
Ω	Carel Industries SpA	12,325	296,560
	Cembre SpA	599	17,278

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ITALY — (Continued)
*	CIR SpA-Compagnie Industriali	136,243	$59,032
	CNH Industrial NV	172,286	2,440,653
	Credito Emiliano SpA	22,111	135,079
	Danieli & C Officine Meccaniche SpA	10,707	167,492
	Danieli & C Officine Meccaniche SpA	2,722	57,949
	Davide Campari-Milano NV	20,238	228,349
	De’ Longhi SpA	17,554	425,680
	DiaSorin SpA	6,696	877,121
	Digital Bros SpA	2,171	55,146
*	Elica SpA	6,100	21,605
	Emak SpA	29,507	43,961
*Ω	Enav SpA	38,380	177,180
	Enel SpA	474,222	3,083,815
#	Esprinet SpA	14,964	138,208
*	Eurotech SpA	3,709	13,445
*	Exprivia SpA	5,998	11,353
	Ferrari NV	18,607	3,909,558
	Fila SpA	4,512	44,878
#*	Fincantieri SpA	63,031	38,447
	FinecoBank Banca Fineco SpA	203,505	2,828,996
*	FNM SpA	43,781	24,568
*	Garofalo Health Care SpA	1,780	8,775
	Gefran SpA	856	8,417
#*	Geox SpA	18,566	16,041
	Gruppo MutuiOnline SpA	7,943	243,234
Ω	GVS SpA	2,860	23,821
	Hera SpA	439,879	1,640,569
#*	IMMSI SpA	84,339	39,256
*	Intek Group SpA	109,260	62,926
	Interpump Group SpA	3,073	124,241
	Intesa Sanpaolo SpA	2,022,668	4,121,624
	Italgas SpA	212,924	1,378,613
	Italmobiliare SpA	3,302	104,610
*	Iveco Group NV	71,673	421,679
*	IVS Group SA	2,471	12,895
#*	Juventus Football Club SpA	144,287	46,831
*	Leonardo SpA	146,882	1,511,620
	LU-VE SpA	2,541	57,348
#	Maire Tecnimont SpA	67,483	197,671
	Mediobanca Banca di Credito Finanziario SpA	233,950	2,344,846
#*	MFE-MediaForEurope NV, Class A	134,065	81,862
#	MFE-MediaForEurope NV, Class B	134,065	123,469
	Moncler SpA	59,563	3,102,857
*	Newlat Food SpA	4,999	31,266
#*Ω	Nexi SpA	58,367	572,459
	Openjobmetis SpA agenzia per il lavoro	1,095	12,077
*Ω	OVS SpA	150,101	286,371
	Pharmanutra SpA	1,465	99,187
	Piaggio & C SpA	84,642	211,060
Ω	Piovan SpA	2,340	22,113
#*	Prima Industrie SpA	1,531	25,777
	Prysmian SpA	47,146	1,533,419
	Recordati Industria Chimica e Farmaceutica SpA	35,636	1,717,240
	Reply SpA	8,246	1,213,952
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	47,482
#	SAES Getters SpA	1,290	29,988
	SAES Getters SpA	1,112	17,474
*	Safilo Group SpA	45,604	75,660
#*	Saipem SpA	286,831	324,622

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ITALY — (Continued)
	Salcef SpA	1,662	$31,441
#*	Salvatore Ferragamo SpA	26,472	460,100
	Sanlorenzo SpA/Ameglia	1,559	55,128
	Sesa SpA	4,530	654,893
	SIT SpA	806	5,626
	Snam SpA	421,782	2,313,306
*	Spaxs SpA	6,912	89,686
	Stellantis NV	460,171	6,178,093
	Stellantis NV	4,944	66,101
	Tamburi Investment Partners SpA	25,548	232,753
#Ω	Technogym SpA	47,176	356,081
	Telecom Italia SpA	1,921,018	560,977
	Telecom Italia SpA	1,068,081	297,308
	Telecom Italia SpA, Sponsored ADR	6,420	18,169
	Tenaris SA	6,392	97,684
	Tenaris SA, Sponsored ADR	50,615	1,527,561
	Terna - Rete Elettrica Nazionale	192,573	1,570,641
	Tinexta SpA	8,563	214,224
*	Tod’s SpA	2,892	114,306
	TXT e-solutions SpA	2,388	24,543
#	UniCredit SpA	177,896	1,646,442
Ω	Unieuro SpA	9,248	154,414
	Unipol Gruppo SpA	168,219	917,232
	UnipolSai Assicurazioni SpA	160,989	452,835
#	Webuild SpA	12,528	21,300
	Wiit SpA	1,145	30,588

TOTAL ITALY			70,176,643

JAPAN — (19.0%)
	&Do Holdings Co. Ltd.	2,700	18,737
	77 Bank Ltd.	13,800	171,113
	A&A Material Corp.	800	5,330
	A&D HOLON Holdings Co. Ltd.	8,800	58,751
	ABC-Mart, Inc.	9,500	393,964
*	Access Co. Ltd.	14,500	63,254
#	Accrete, Inc.	1,700	15,421
	Achilles Corp.	7,700	76,937
	AD Works Group Co. Ltd.	7,600	8,663
#	Adastria Co. Ltd.	11,900	197,219
	ADEKA Corp.	50,300	964,663
#	Ad-sol Nissin Corp.	3,900	46,900
	Adtec Plasma Technology Co. Ltd.	2,400	36,763
	Advan Group Co. Ltd.	6,400	40,318
	Advance Create Co. Ltd.	2,500	17,842
*	Advanced Media, Inc.	6,100	26,164
	Advantage Risk Management Co. Ltd.	1,200	4,658
	Advantest Corp.	32,300	2,204,413
	Aeon Co. Ltd.	107,799	2,048,747
	Aeon Delight Co. Ltd.	9,800	209,464
	Aeon Fantasy Co. Ltd.	2,500	41,124
	AEON Financial Service Co. Ltd.	37,700	346,591
#	Aeon Hokkaido Corp.	7,300	58,528
	Aeon Kyushu Co. Ltd.	1,900	30,476
#	Agro-Kanesho Co. Ltd.	4,400	39,813
	AGS Corp.	1,600	9,796
	Ai Holdings Corp.	5,400	70,892
#*	AI inside, Inc.	1,000	33,946
	Aica Kogyo Co. Ltd.	7,800	180,556
	Aichi Corp.	13,000	90,460

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Aichi Steel Corp.	4,500	$77,888
	Aichi Tokei Denki Co. Ltd.	3,600	42,713
	Aida Engineering Ltd.	26,500	196,325
	Aiful Corp.	102,800	293,013
	Aiming, Inc.	17,200	43,220
#	Ain Holdings, Inc.	8,800	394,721
	Aiphone Co. Ltd.	3,600	55,187
	Air Water, Inc.	92,800	1,231,725
	Airport Facilities Co. Ltd.	7,900	32,880
#	Airtech Japan Ltd.	2,700	21,625
	Airtrip Corp.	5,500	134,041
	Aisan Industry Co. Ltd.	14,500	78,168
	AIT Corp.	8,400	102,174
	Ajis Co. Ltd.	2,400	41,644
	Akatsuki Corp.	6,800	16,187
	Akatsuki, Inc.	4,500	104,253
*	Akebono Brake Industry Co. Ltd.	30,700	36,256
	Albis Co. Ltd.	3,200	55,207
	Alfresa Holdings Corp.	96,100	1,306,835
#	Alinco, Inc.	5,700	37,418
	Alleanza Holdings Co. Ltd.	5,900	45,424
*	Allied Architects, Inc.	2,700	13,400
*	Allied Telesis Holdings KK	16,600	12,385
	Alpen Co. Ltd.	6,900	104,591
	Alpha Systems, Inc.	300	8,869
*	AlphaPolis Co. Ltd.	800	20,456
	Alps Alpine Co. Ltd.	48,616	430,379
	Alps Logistics Co. Ltd.	4,700	38,658
	Altech Corp.	13,900	207,853
	Amada Co. Ltd.	114,800	891,418
	Amano Corp.	11,700	225,239
	Amiyaki Tei Co. Ltd.	1,600	35,760
	Amvis Holdings, Inc.	2,400	93,960
	Anabuki Kosan, Inc.	2,300	39,952
	Anest Iwata Corp.	17,000	107,857
	Anicom Holdings, Inc.	16,100	75,946
	Anritsu Corp.	60,700	763,273
	Aohata Corp.	500	9,369
#	AOKI Holdings, Inc.	10,100	47,537
	Aoyama Trading Co. Ltd.	17,800	90,520
	Aoyama Zaisan Networks Co. Ltd.	15,000	140,999
	Aozora Bank Ltd.	21,700	434,446
	Apaman Co. Ltd.	1,700	6,221
#	Arakawa Chemical Industries Ltd.	9,100	72,528
	Arata Corp.	6,200	171,306
	Arcland Service Holdings Co. Ltd.	3,700	63,941
	Arcs Co. Ltd.	17,923	283,747
#	Ardepro Co. Ltd.	83,300	28,150
	Arealink Co. Ltd.	5,400	62,210
	Argo Graphics, Inc.	4,700	111,564
#	Arisawa Manufacturing Co. Ltd.	7,600	53,152
	Artiza Networks, Inc.	1,900	16,946
	Artnature, Inc.	6,400	36,498
#	ArtSpark Holdings, Inc.	12,100	78,494
*	Aruhi Corp.	19,100	147,002
	As One Corp.	8,400	445,981
	Asahi Broadcasting Group Holdings Corp.	4,000	21,739
	Asahi Co. Ltd.	6,200	63,432
	Asahi Diamond Industrial Co. Ltd.	14,700	64,415

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Asahi Group Holdings Ltd.	55,500	$2,091,951
	Asahi Holdings, Inc.	52,200	828,594
	Asahi Intelligence Service Co. Ltd.	700	6,286
	Asahi Kasei Corp.	604,300	4,958,093
	Asahi Kogyosha Co. Ltd.	5,600	68,026
#	Asahi Net, Inc.	7,400	33,164
	Asahi Yukizai Corp.	9,500	137,203
	Asante, Inc.	900	10,157
#	Asanuma Corp.	2,500	97,912
	Asax Co. Ltd.	1,700	7,736
	Ascentech KK	900	4,950
	Asia Pile Holdings Corp.	15,500	50,922
	Asics Corp.	76,400	1,205,344
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	66,642
	ASKUL Corp.	21,200	259,606
	Astellas Pharma, Inc.	130,000	1,979,343
#	Astena Holdings Co. Ltd.	18,000	60,131
	Asteria Corp.	5,900	41,902
	Asti Corp.	500	6,423
#	Atled Corp.	1,000	15,397
*	Atrae, Inc.	5,600	77,328
*	Atsugi Co. Ltd.	7,800	32,202
	Aucnet, Inc.	5,500	64,701
	Autobacs Seven Co. Ltd.	48,900	514,869
	Aval Data Corp.	2,000	43,094
	Avant Corp.	8,900	79,126
	Avantia Co. Ltd.	5,600	36,482
	Awa Bank Ltd.	8,100	133,694
	Axial Retailing, Inc.	7,600	199,036
	Azbil Corp.	16,700	507,047
	Bandai Namco Holdings, Inc.	28,300	1,915,992
	Bando Chemical Industries Ltd.	8,500	55,716
	Bank of Kyoto Ltd.	10,800	470,530
	Bank of the Ryukyus Ltd.	1,800	11,215
	Baroque Japan Ltd.	6,000	36,221
	Base Co. Ltd.	500	24,336
	BayCurrent Consulting, Inc.	4,700	1,540,976
#	Beauty Garage, Inc.	1,900	40,087
	Beenos, Inc.	6,500	89,697
	Belc Co. Ltd.	4,700	200,161
	Bell System24 Holdings, Inc.	19,100	220,883
	Belluna Co. Ltd.	21,500	120,769
	Benefit One, Inc.	35,900	544,331
	Benesse Holdings, Inc.	29,500	516,158
#*	Bengo4.com, Inc.	3,100	79,773
	Bic Camera, Inc.	31,800	268,404
	BIPROGY, Inc.	42,800	1,081,341
	BML, Inc.	11,500	295,959
#	Bookoff Group Holdings Ltd.	2,900	22,228
	Bourbon Corp.	1,800	28,876
	BP Castrol KK	2,500	24,379
#	Br Holdings Corp.	17,400	39,106
*	BrainPad, Inc.	7,200	63,079
	Broadband Tower, Inc.	8,200	12,020
	Broadleaf Co. Ltd.	38,700	109,350
	Broccoli Co. Ltd.	2,300	20,143
	Brother Industries Ltd.	34,100	592,644
	Bull-Dog Sauce Co. Ltd.	1,100	16,114
	Bunka Shutter Co. Ltd.	27,200	204,418

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#	Business Brain Showa-Ota, Inc.	4,200	$44,578
	Business Engineering Corp.	1,200	36,720
	BuySell Technologies Co. Ltd.	500	12,463
	C Uyemura & Co. Ltd.	6,800	314,314
	CAC Holdings Corp.	5,100	53,091
	Calbee, Inc.	20,000	358,248
#	Can Do Co. Ltd.	360	6,400
	Canare Electric Co. Ltd.	1,800	23,130
	Canon Marketing Japan, Inc.	17,700	385,149
	Canon, Inc., Sponsored ADR	14,250	327,465
#	Canon, Inc.	41,700	959,481
	Capcom Co. Ltd.	38,600	1,018,542
	CareerIndex, Inc.	1,700	7,407
	Careerlink Co. Ltd.	4,900	52,678
#	Carenet, Inc.	13,100	83,403
	Carlit Holdings Co. Ltd.	10,600	52,198
	Carta Holdings, Inc.	3,400	64,556
	Casa, Inc.	3,100	18,968
	Casio Computer Co. Ltd.	63,800	661,596
	Cawachi Ltd.	6,000	94,558
	CDS Co. Ltd.	300	4,060
	CE Holdings Co. Ltd.	1,900	6,729
#*	CellSource Co. Ltd.	2,000	57,869
	Central Automotive Products Ltd.	3,300	53,118
	Central Japan Railway Co.	8,455	1,064,359
	Central Security Patrols Co. Ltd.	3,900	62,953
	Central Sports Co. Ltd.	1,100	20,162
	Ceres, Inc.	4,600	50,726
	Charle Co. Ltd.	1,900	6,106
	Charm Care Corp. KK	5,300	52,948
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	31,924
#	Chino Corp.	3,100	38,282
	Chiyoda Co. Ltd.	8,300	44,940
*	Chiyoda Corp.	54,200	179,204
	Chiyoda Integre Co. Ltd.	2,700	45,426
	Chofu Seisakusho Co. Ltd.	5,400	79,504
	Chori Co. Ltd.	6,100	89,528
	Chubu Shiryo Co. Ltd.	8,700	68,348
	Chudenko Corp.	14,100	226,639
	Chuetsu Pulp & Paper Co. Ltd.	3,700	26,644
	Chugai Pharmaceutical Co. Ltd.	107,800	3,230,243
	Chugai Ro Co. Ltd.	3,400	38,588
	Chugoku Bank Ltd.	37,300	274,288
	Chugoku Marine Paints Ltd.	25,900	189,929
	Chuo Spring Co. Ltd.	3,700	19,132
	CI Takiron Corp.	29,600	126,119
	Citizen Watch Co. Ltd.	68,500	258,526
	CKD Corp.	15,100	195,541
#	CK-San-Etsu Co. Ltd.	1,800	57,357
	CL Holdings, Inc.	2,400	20,296
	Cleanup Corp.	7,400	29,876
	CMIC Holdings Co. Ltd.	4,200	48,347
	Coca-Cola Bottlers Japan Holdings, Inc.	40,600	455,144
	COLOPL, Inc.	17,600	86,744
	Colowide Co. Ltd.	5,100	65,275
	Computer Engineering & Consulting Ltd.	10,700	97,923
	Computer Institute of Japan Ltd.	5,520	32,926
	COMSYS Holdings Corp.	61,921	1,285,615
	Comture Corp.	10,400	224,633

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	CONEXIO Corp.	10,500	$117,844
	Core Corp.	2,600	28,607
#	Corona Corp.	6,600	42,724
	Cosel Co. Ltd.	13,300	77,550
	Cosmos Pharmaceutical Corp.	6,000	553,125
	Cota Co. Ltd.	5,733	63,008
	CRE, Inc.	8,400	104,189
	Create Restaurants Holdings, Inc.	21,700	135,709
	Create SD Holdings Co. Ltd.	13,100	299,638
	Creek & River Co. Ltd.	9,000	145,283
#	Cresco Ltd.	7,100	102,742
*	CROOZ, Inc.	4,000	21,899
	CTI Engineering Co. Ltd.	6,700	117,500
	CTS Co. Ltd.	8,700	57,869
#	Cube System, Inc.	2,900	19,996
	Curves Holdings Co. Ltd.	10,400	60,960
	CyberAgent, Inc.	106,600	1,126,214
	Cyberlinks Co. Ltd.	2,900	24,584
	Cybernet Systems Co. Ltd.	9,900	64,037
	Cybozu, Inc.	11,300	111,668
	Dai Nippon Printing Co. Ltd.	20,900	436,769
	Dai Nippon Toryo Co. Ltd.	14,600	88,030
	Daicel Corp.	40,400	246,965
	Dai-Dan Co. Ltd.	8,700	141,878
	Daido Kogyo Co. Ltd.	3,700	26,049
	Daido Steel Co. Ltd.	13,900	396,495
*	Daidoh Ltd.	5,000	5,357
#	Daifuku Co. Ltd.	17,600	1,082,199
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	35,812
	Daihen Corp.	7,800	223,137
#	Daiho Corp.	5,800	198,553
	Dai-Ichi Cutter Kogyo KK	3,000	31,414
	Daiichi Jitsugyo Co. Ltd.	3,400	98,724
	Daiichi Kensetsu Corp.	2,300	22,687
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	67,690
	Dai-ichi Life Holdings, Inc.	112,400	2,250,699
	Daiichi Sankyo Co. Ltd.	87,200	2,195,600
	Daiken Corp.	7,000	113,175
#	Daiken Medical Co. Ltd.	4,300	17,058
	Daiki Aluminium Industry Co. Ltd.	15,900	176,224
	Daikin Industries Ltd.	33,100	5,058,262
	Daikoku Denki Co. Ltd.	2,000	19,650
#	Daikokutenbussan Co. Ltd.	2,800	103,049
#	Dainichi Co. Ltd.	5,700	28,147
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,400	128,197
	Daio Paper Corp.	7,500	89,433
	Daiohs Corp.	1,000	8,014
	Daiseki Co. Ltd.	6,680	240,254
	Daishi Hokuetsu Financial Group, Inc.	9,700	187,621
	Daisue Construction Co. Ltd.	4,800	47,959
	Daito Chemix Corp.	6,800	40,954
	Daito Pharmaceutical Co. Ltd.	4,800	96,010
	Daito Trust Construction Co. Ltd.	27,200	2,619,681
	Daiwa House Industry Co. Ltd.	116,300	2,795,873
	Daiwa Industries Ltd.	13,400	114,288
	Daiwa Securities Group, Inc.	132,900	651,360
	Daiwabo Holdings Co. Ltd.	43,400	561,585
	DATA HORIZON Co. Ltd.	1,500	24,756
	Dawn Corp.	500	7,202

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	DCM Holdings Co. Ltd.	54,000	$445,864
	Dear Life Co. Ltd.	18,200	71,939
	Delica Foods Holdings Co. Ltd.	2,200	9,056
*	DeNA Co. Ltd.	34,500	500,046
	Denka Co. Ltd.	11,100	297,569
#	Densan System Holdings Co. Ltd.	3,700	75,005
	Denso Corp.	34,200	2,084,328
	Dentsu Group, Inc.	38,800	1,398,416
	Denyo Co. Ltd.	8,200	101,456
	Dexerials Corp.	15,900	348,645
	DIC Corp.	41,800	797,073
	Digital Arts, Inc.	5,100	284,936
	Digital Garage, Inc.	20,800	688,369
	Digital Hearts Holdings Co. Ltd.	5,000	65,169
	Digital Holdings, Inc.	8,300	93,981
	Digital Information Technologies Corp.	1,800	16,446
	Dip Corp.	16,200	528,166
	Direct Marketing MiX, Inc.	8,200	100,656
	Disco Corp.	3,200	783,201
	DKK Co. Ltd.	4,300	80,803
#	DKK-Toa Corp.	1,600	11,103
	DKS Co. Ltd.	5,100	102,287
	DMG Mori Co. Ltd.	74,600	936,258
	DMW Corp.	300	7,410
	Doshisha Co. Ltd.	10,300	121,326
	Double Standard, Inc.	1,000	13,797
	Doutor Nichires Holdings Co. Ltd.	8,200	94,243
	Dowa Holdings Co. Ltd.	27,800	1,182,629
*	Drecom Co. Ltd.	4,200	16,050
	DTS Corp.	17,100	375,197
	Duskin Co. Ltd.	17,500	373,304
	Dvx, Inc.	1,300	10,574
	DyDo Group Holdings, Inc.	3,900	151,205
	Eagle Industry Co. Ltd.	8,400	66,930
	East Japan Railway Co.	17,400	907,354
	EAT & Holdings Co. Ltd.	1,300	21,858
	Ebara Corp.	17,700	812,914
	Ebara Foods Industry, Inc.	1,900	42,232
	Ebara Jitsugyo Co. Ltd.	4,400	80,554
	Ebase Co. Ltd.	6,500	21,590
	Eco’s Co. Ltd.	5,100	77,962
	EDION Corp.	34,000	305,965
#	EF-ON, Inc.	8,900	37,408
	eGuarantee, Inc.	10,900	180,945
	E-Guardian, Inc.	4,600	103,761
	Eidai Co. Ltd.	3,400	7,257
	Eiken Chemical Co. Ltd.	8,500	112,576
	Eisai Co. Ltd.	15,800	688,105
	Eizo Corp.	7,700	200,710
#	EJ Holdings, Inc.	5,000	44,307
	Elan Corp.	11,200	87,454
	Elecom Co. Ltd.	14,000	167,878
	Elematec Corp.	9,400	84,894
	en Japan, Inc.	22,500	528,658
	Endo Lighting Corp.	4,900	33,069
	Enigmo, Inc.	12,800	50,525
	Enomoto Co. Ltd.	900	10,443
	Enplas Corp.	1,100	23,529
	Entrust, Inc.	2,900	11,562

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#	eRex Co. Ltd.	16,900	$255,808
#	ERI Holdings Co. Ltd.	800	7,595
	ES-Con Japan Ltd.	10,900	63,882
	Escrow Agent Japan, Inc.	10,000	13,054
#	Eslead Corp.	4,000	51,842
	ESPEC Corp.	4,200	55,761
	Exedy Corp.	12,600	150,042
	EXEO Group, Inc.	58,300	970,568
	Ezaki Glico Co. Ltd.	16,100	461,564
	F&M Co. Ltd.	3,000	32,546
#	Faith, Inc.	2,300	12,973
#	FALCO HOLDINGS Co. Ltd.	4,200	68,095
	FAN Communications, Inc.	18,100	60,097
	Fancl Corp.	40,300	771,464
	FANUC Corp.	13,100	2,007,287
	Fast Retailing Co. Ltd.	11,000	5,064,464
	FCC Co. Ltd.	16,600	165,816
#*	FDK Corp.	4,100	22,854
	Feed One Co. Ltd.	5,600	28,568
	Felissimo Corp.	1,200	10,458
#	Ferrotec Holdings Corp.	10,900	199,877
*	FFRI Security, Inc.	1,900	14,655
	Fibergate, Inc.	3,100	27,658
	Fields Corp.	3,500	23,961
#	Financial Products Group Co. Ltd.	9,600	58,749
	FINDEX, Inc.	5,100	24,521
	First Brothers Co. Ltd.	900	5,776
#	First Juken Co. Ltd.	3,400	29,286
	Fixstars Corp.	3,700	23,504
#	FJ Next Holdings Co. Ltd.	8,800	67,586
#	Focus Systems Corp.	3,300	22,827
	Food & Life Cos. Ltd.	24,200	574,281
	Forum Engineering, Inc.	2,600	16,565
	Forval Corp.	1,100	7,423
	Foster Electric Co. Ltd.	6,000	31,947
	FP Corp.	25,700	581,264
	France Bed Holdings Co. Ltd.	8,100	54,761
*	FreakOut Holdings, Inc.	1,100	17,746
	Freund Corp.	3,700	20,947
#	Fronteo, Inc.	9,500	106,596
	F-Tech, Inc.	3,400	14,018
	FTGroup Co. Ltd.	3,600	28,715
	Fudo Tetra Corp.	6,300	75,322
#	Fuji Co. Ltd.	8,700	149,567
	Fuji Corp.	23,200	387,081
#	Fuji Corp.	5,500	47,388
	Fuji Corp. Ltd.	11,500	54,821
	Fuji Die Co. Ltd.	1,600	8,044
	Fuji Electric Co. Ltd.	14,700	644,605
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	35,355
	Fuji Kosan Co. Ltd.	2,800	19,095
	Fuji Kyuko Co. Ltd.	3,700	117,084
	Fuji Media Holdings, Inc.	18,300	158,054
#	Fuji Oil Co. Ltd.	21,300	45,806
	Fuji Seal International, Inc.	30,800	409,055
	Fuji Soft, Inc.	9,300	495,665
	FUJIFILM Holdings Corp.	20,000	1,099,425
	Fujikura Kasei Co. Ltd.	16,600	56,600
	Fujikura Ltd.	110,000	520,355

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Fujimi, Inc.	7,300	$318,276
	Fujimori Kogyo Co. Ltd.	7,800	215,138
	Fujishoji Co. Ltd.	2,500	16,423
	Fujitec Co. Ltd.	20,000	431,040
	Fujitsu General Ltd.	15,200	270,166
	Fujitsu Ltd.	21,800	3,295,052
	Fukuda Corp.	3,400	120,255
#	Fukuda Denshi Co. Ltd.	2,400	138,206
	Fukui Computer Holdings, Inc.	4,400	109,829
	Fukushima Galilei Co. Ltd.	3,900	112,956
	Fukuyama Transporting Co. Ltd.	7,300	204,325
	FULLCAST Holdings Co. Ltd.	13,400	256,383
	Fumakilla Ltd.	1,700	14,412
	Funai Soken Holdings, Inc.	17,650	295,994
	Furukawa Battery Co. Ltd.	2,000	18,484
	Furukawa Co. Ltd.	15,100	147,413
	Furukawa Electric Co. Ltd.	17,500	284,184
#	Furuno Electric Co. Ltd.	10,400	75,120
	Furyu Corp.	10,100	79,773
	Fuso Chemical Co. Ltd.	7,600	223,695
	Fuso Pharmaceutical Industries Ltd.	2,000	32,925
	Futaba Corp.	11,500	58,735
	Futaba Industrial Co. Ltd.	26,800	81,480
	Future Corp.	18,000	263,737
	Fuyo General Lease Co. Ltd.	12,200	660,079
#	G-7 Holdings, Inc.	11,300	141,904
	Gakkyusha Co. Ltd.	3,400	42,114
	Gecoss Corp.	7,500	45,134
	geechs, Inc.	800	7,205
	Genki Sushi Co. Ltd.	2,600	49,878
	Genky DrugStores Co. Ltd.	4,300	120,635
	Geo Holdings Corp.	13,700	132,847
#	Gift Holdings, Inc.	1,000	17,936
	Gig Works, Inc.	3,500	11,538
	Giken Ltd.	400	10,976
	GL Sciences, Inc.	1,000	18,830
	GLOBERIDE, Inc.	9,600	193,709
	Glory Ltd.	25,900	416,601
#	GMO Financial Holdings, Inc.	17,700	109,794
	GMO GlobalSign Holdings KK	2,700	113,827
	GMO internet, Inc.	35,700	713,471
	GMO Payment Gateway, Inc.	11,500	964,849
#*	GNI Group Ltd.	3,600	31,583
*	Godo Steel Ltd.	1,200	12,036
	Goldcrest Co. Ltd.	9,300	120,956
	Goldwin, Inc.	15,000	752,363
	Golf Digest Online, Inc.	6,800	53,268
	Good Com Asset Co. Ltd.	2,400	19,493
#	Grandy House Corp.	7,300	29,518
	gremz, Inc.	5,400	67,395
	GS Yuasa Corp.	17,400	301,722
	GSI Creos Corp.	3,600	32,967
	G-Tekt Corp.	11,100	106,839
	Gun-Ei Chemical Industry Co. Ltd.	2,100	44,343
	GungHo Online Entertainment, Inc.	27,010	551,067
	Gunma Bank Ltd.	94,000	270,207
	H.U. Group Holdings, Inc.	27,200	606,083
	H2O Retailing Corp.	41,460	271,202
	Hachijuni Bank Ltd.	90,100	297,126

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Hagihara Industries, Inc.	6,700	$52,965
	Hagoromo Foods Corp.	700	16,585
	Hakudo Co. Ltd.	3,100	59,403
	Hakuhodo DY Holdings, Inc.	82,800	977,170
#	Hakuto Co. Ltd.	7,500	131,419
	Halows Co. Ltd.	3,900	93,206
	Hamakyorex Co. Ltd.	4,200	94,182
	Hamamatsu Photonics KK	12,500	559,290
#	Hamee Corp.	1,600	13,434
	Hankyu Hanshin Holdings, Inc.	21,300	562,141
	Hanwa Co. Ltd.	24,300	593,979
	Happinet Corp.	11,900	138,867
#	Hard Off Corp. Co. Ltd.	4,300	27,088
#	Harima Chemicals Group, Inc.	7,600	45,682
#	Harmonic Drive Systems, Inc.	9,500	240,268
#*	Haruyama Holdings, Inc.	2,900	10,425
	Haseko Corp.	174,800	1,915,289
#	Hashimoto Sogyo Holdings Co. Ltd.	2,400	36,472
	Hazama Ando Corp.	79,800	554,439
	Heiwa Corp.	14,600	219,520
#	Heiwa Real Estate Co. Ltd.	10,800	340,689
	Heiwado Co. Ltd.	11,700	176,508
#	Helios Techno Holding Co. Ltd.	4,500	9,722
#*	Hennge KK	4,600	36,093
	Hibino Corp.	1,100	13,344
	Hibiya Engineering Ltd.	9,700	142,264
	Hikari Tsushin, Inc.	3,900	456,663
	Himacs Ltd.	1,080	10,846
	Himaraya Co. Ltd.	1,100	7,921
	Hino Motors Ltd.	74,600	385,085
	Hioki EE Corp.	4,200	251,933
	Hirakawa Hewtech Corp.	4,700	40,020
	Hirano Tecseed Co. Ltd.	2,700	41,306
	Hirata Corp.	3,300	121,256
	Hirose Electric Co. Ltd.	2,025	256,920
*	Hirose Tusyo, Inc.	1,400	24,848
	Hiroshima Gas Co. Ltd.	21,200	53,028
	Hisaka Works Ltd.	8,100	47,831
	Hisamitsu Pharmaceutical Co., Inc.	13,600	372,595
	Hitachi Construction Machinery Co. Ltd.	20,600	466,412
	Hitachi Ltd.	141,100	6,691,872
	Hitachi Ltd., ADR	3,100	292,020
*	Hitachi Metals Ltd.	29,210	455,813
	Hitachi Transport System Ltd.	17,000	1,115,872
	Hitachi Zosen Corp.	85,200	459,759
	Hito Communications Holdings, Inc.	2,000	23,847
	Hochiki Corp.	4,700	43,543
	Hodogaya Chemical Co. Ltd.	4,200	116,265
#	Hogy Medical Co. Ltd.	5,300	132,357
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,100	34,872
	Hokkaido Gas Co. Ltd.	6,500	75,598
	Hokkan Holdings Ltd.	4,700	45,100
	Hokko Chemical Industry Co. Ltd.	10,800	83,987
#	Hokkoku Financial Holdings, Inc.	5,500	158,661
	Hokuetsu Corp.	56,100	287,402
	Hokuetsu Industries Co. Ltd.	9,300	63,271
	Hokuhoku Financial Group, Inc.	8,100	54,812
#	Hokuriku Electric Industry Co. Ltd.	1,800	16,149
#	Hokuriku Electrical Construction Co. Ltd.	7,319	43,318

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Honda Motor Co. Ltd., Sponsored ADR	25,574	$671,317
	Honda Motor Co. Ltd.	116,100	3,053,842
#	Honda Tsushin Kogyo Co. Ltd.	3,200	11,743
	H-One Co. Ltd.	6,200	28,363
	Honeys Holdings Co. Ltd.	8,600	70,767
	Hoosiers Holdings	13,800	69,313
	Horiba Ltd.	18,100	880,625
	Hoshizaki Corp.	6,700	424,394
	Hosokawa Micron Corp.	5,000	94,790
#	Hotland Co. Ltd.	5,300	55,604
*	Hotto Link, Inc.	3,600	12,236
	House Foods Group, Inc.	17,700	414,257
	Howa Machinery Ltd.	5,000	30,365
#*	HPC Systems, Inc.	1,000	14,893
	HS Holdings Co. Ltd.	4,800	48,437
	Hulic Co. Ltd.	105,900	894,155
	Hyakugo Bank Ltd.	50,600	133,915
	IBJ, Inc.	8,500	46,690
	Ichigo, Inc.	117,200	262,824
	Ichiken Co. Ltd.	3,800	53,557
	Ichikoh Industries Ltd.	15,100	43,647
	Ichinen Holdings Co. Ltd.	10,700	104,810
	Icom, Inc.	3,400	62,567
#	ID Holdings Corp.	5,599	36,209
	Idec Corp.	12,900	227,699
	IDOM, Inc.	34,200	171,366
	Ihara Science Corp.	1,300	19,918
	IHI Corp.	67,200	1,523,744
	Iida Group Holdings Co. Ltd.	41,820	665,132
	IJTT Co. Ltd.	3,900	15,402
	Ikegami Tsushinki Co. Ltd.	1,000	4,747
	I’ll, Inc.	3,300	34,900
	Imagica Group, Inc.	6,500	34,420
	Imagineer Co. Ltd.	900	6,533
	Imasen Electric Industrial	2,900	13,331
	i-mobile Co. Ltd.	2,400	24,072
*	Impact HD, Inc.	2,500	60,121
	Imuraya Group Co. Ltd.	1,400	24,198
	Inaba Denki Sangyo Co. Ltd.	20,600	404,016
	Inaba Seisakusho Co. Ltd.	4,300	42,401
#	Inageya Co. Ltd.	5,900	61,214
*	I-NE Co. Ltd.	1,200	30,956
	Ines Corp.	8,300	97,806
#	I-Net Corp.	2,600	24,532
	Infocom Corp.	12,200	207,958
	Infomart Corp.	73,600	366,554
	Information Services International-Dentsu Ltd.	10,000	287,182
	INFRONEER Holdings, Inc.	76,680	558,541
	Innotech Corp.	2,000	20,681
	Insource Co. Ltd.	7,250	123,478
	Intage Holdings, Inc.	17,900	217,787
	Intelligent Wave, Inc.	3,200	14,032
	Inter Action Corp.	2,300	34,258
#	Inui Global Logistics Co. Ltd.	3,000	38,410
	IPS, Inc.	1,600	26,850
	IR Japan Holdings Ltd.	5,500	174,180
	I’rom Group Co. Ltd.	1,500	22,624
	ISB Corp.	3,500	29,425
	Ise Chemicals Corp.	900	29,551

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Iseki & Co. Ltd.	8,500	$80,366
	Isetan Mitsukoshi Holdings Ltd.	110,540	820,381
#	Ishihara Chemical Co. Ltd.	7,100	70,311
	Ishihara Sangyo Kaisha Ltd.	8,300	65,030
	Ishii Iron Works Co. Ltd.	500	11,273
	Ishizuka Glass Co. Ltd.	1,300	17,451
	Isuzu Motors Ltd.	176,500	2,059,010
*	ITbook Holdings Co. Ltd.	3,300	11,702
	Itfor, Inc.	15,000	92,945
	ITmedia, Inc.	3,800	48,861
#	Ito En Ltd.	18,100	743,829
	Itochu Enex Co. Ltd.	40,000	331,170
	Itochu Techno-Solutions Corp.	18,100	423,826
	Itochu-Shokuhin Co. Ltd.	2,700	103,092
	Itoki Corp.	17,500	47,591
	Iwaki Co. Ltd.	4,300	36,594
	Iwasaki Electric Co. Ltd.	3,100	55,289
	Iwatani Corp.	33,000	1,312,964
	Iwatsu Electric Co. Ltd.	1,800	11,675
	Iwatsuka Confectionery Co. Ltd.	800	24,388
	Iyo Bank Ltd.	57,000	276,387
	Izumi Co. Ltd.	14,300	310,791
	J Front Retailing Co. Ltd.	63,500	475,845
	JAC Recruitment Co. Ltd.	10,500	147,783
	Jaccs Co. Ltd.	8,900	225,062
	JAFCO Group Co. Ltd.	35,400	426,788
*	Jamco Corp.	1,600	9,705
#	JANOME Corp.	3,900	20,535
*	Japan Airport Terminal Co. Ltd.	2,500	103,591
*	Japan Animal Referral Medical Center Co. Ltd.	600	8,196
	Japan Aviation Electronics Industry Ltd.	11,500	160,806
	Japan Best Rescue System Co. Ltd.	6,900	54,085
	Japan Cash Machine Co. Ltd.	6,000	33,031
#*	Japan Communications, Inc.	51,700	72,478
*	Japan Display, Inc.	48,200	24,802
	Japan Electronic Materials Corp.	4,500	66,703
	Japan Elevator Service Holdings Co. Ltd.	20,000	261,377
#	Japan Foundation Engineering Co. Ltd.	11,300	66,717
*	Japan Hospice Holdings, Inc.	600	7,931
	Japan Investment Adviser Co. Ltd.	4,100	37,227
	Japan Lifeline Co. Ltd.	27,700	230,888
	Japan Material Co. Ltd.	17,200	259,861
	Japan Medical Dynamic Marketing, Inc.	4,600	56,039
	Japan Post Insurance Co. Ltd.	50,600	818,191
	Japan Property Management Center Co. Ltd.	3,900	29,810
	Japan Pulp & Paper Co. Ltd.	4,600	134,727
	Japan Pure Chemical Co. Ltd.	1,900	33,838
	Japan Securities Finance Co. Ltd.	39,200	283,154
	Japan Steel Works Ltd.	5,800	163,239
#	Japan System Techniques Co. Ltd.	1,700	32,494
	Japan Wool Textile Co. Ltd.	20,200	150,989
	Jastec Co. Ltd.	2,900	24,852
	JBCC Holdings, Inc.	2,600	29,915
	JCR Pharmaceuticals Co. Ltd.	16,700	310,367
	JCU Corp.	11,700	298,001
	JDC Corp.	15,700	64,529
	Jeol Ltd.	7,300	327,832
	JFE Systems, Inc.	2,800	51,570
	JGC Holdings Corp.	95,900	1,085,223

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
#*	JIG-SAW, Inc.	1,500	$62,479
*	Jimoty, Inc.	500	7,065
	JINS Holdings, Inc.	3,800	125,242
	JINUSHI Co. Ltd.	8,600	126,535
#	JK Holdings Co. Ltd.	5,600	46,186
	JM Holdings Co. Ltd.	5,400	67,575
*	JMDC, Inc.	9,600	462,945
	JNS Holdings, Inc.	1,700	5,203
	Joshin Denki Co. Ltd.	7,400	114,125
	Joyful Honda Co. Ltd.	19,300	231,468
	JP-Holdings, Inc.	40,700	66,722
	JSB Co. Ltd.	1,200	32,106
	JSP Corp.	7,700	88,991
	JSR Corp.	21,700	589,266
	J-Stream, Inc.	4,400	24,773
	JTEKT Corp.	48,000	334,652
	Juki Corp.	10,400	69,173
	Juroku Financial Group, Inc.	6,900	115,901
	Justsystems Corp.	13,900	604,141
	JVCKenwood Corp.	83,620	118,757
	K&O Energy Group, Inc.	9,200	117,957
	Kadokawa Corp.	21,603	541,533
	Kadoya Sesame Mills, Inc.	500	13,607
	Kaga Electronics Co. Ltd.	7,600	179,071
	Kagome Co. Ltd.	15,200	380,396
	Kajima Corp.	110,401	1,230,367
	Kakaku.com, Inc.	28,400	594,747
	Kaken Pharmaceutical Co. Ltd.	5,900	178,783
	Kamakura Shinsho Ltd.	6,300	27,792
	Kamigumi Co. Ltd.	34,800	590,866
	Kanaden Corp.	10,000	72,932
	Kanagawa Chuo Kotsu Co. Ltd.	1,900	48,956
	Kanamic Network Co. Ltd.	7,600	29,531
#	Kanamoto Co. Ltd.	13,600	203,230
	Kandenko Co. Ltd.	47,700	302,494
	Kaneka Corp.	21,100	564,584
#	Kaneko Seeds Co. Ltd.	4,700	64,937
	Kanematsu Corp.	34,500	356,562
	Kanematsu Electronics Ltd.	5,400	161,356
	Kanemi Co. Ltd.	1,000	20,704
	Kansai Food Market Ltd.	5,300	54,939
	Kansai Paint Co. Ltd.	30,200	415,912
	Kanto Denka Kogyo Co. Ltd.	8,400	63,371
	Kao Corp.	46,200	1,851,625
	Katakura Industries Co. Ltd.	9,000	174,734
	Katitas Co. Ltd.	23,900	557,512
	Kato Sangyo Co. Ltd.	11,000	285,429
	Kato Works Co. Ltd.	3,900	23,165
	Kawada Technologies, Inc.	1,900	52,115
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,100	47,831
	Kawasaki Heavy Industries Ltd.	70,300	1,250,131
	KDDI Corp.	323,200	10,702,668
#	KeePer Technical Laboratory Co. Ltd.	6,600	133,294
	Keihan Holdings Co. Ltd.	16,200	345,542
	Keihanshin Building Co. Ltd.	7,500	78,055
	Keikyu Corp.	51,600	519,741
	Keio Corp.	11,900	456,395
	Keisei Electric Railway Co. Ltd.	11,800	289,330
	KEIWA, Inc.	300	10,966

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Keiyo Bank Ltd.	26,200	$99,844
	Keiyo Co. Ltd.	15,600	110,101
	Kewpie Corp.	42,300	712,406
	Keyence Corp.	15,000	6,030,062
	KFC Ltd.	1,100	14,518
	KH Neochem Co. Ltd.	8,000	151,338
	Kikkoman Corp.	19,100	1,073,442
#	Kimoto Co. Ltd.	12,900	21,037
	Kimura Chemical Plants Co. Ltd.	4,600	28,777
	Kinden Corp.	40,000	473,981
	King Jim Co. Ltd.	4,300	30,248
	Kintetsu Group Holdings Co. Ltd.	12,700	364,125
	Kintetsu World Express, Inc.	28,900	688,470
	Kirin Holdings Co. Ltd.	74,100	1,080,209
	Kissei Pharmaceutical Co. Ltd.	5,800	114,772
#	Ki-Star Real Estate Co. Ltd.	5,500	226,866
	Kitagawa Corp.	2,700	25,973
	Kitano Construction Corp.	1,200	19,761
#	Kitanotatsujin Corp.	43,000	56,585
	Kito Corp.	11,000	142,873
	Kitz Corp.	23,100	117,425
	Kiyo Bank Ltd.	15,000	164,532
*	KLab, Inc.	14,700	49,971
	Koa Shoji Holdings Co. Ltd.	1,600	10,678
	Koatsu Gas Kogyo Co. Ltd.	2,400	12,059
	Kobayashi Pharmaceutical Co. Ltd.	8,700	593,293
	Kobe Bussan Co. Ltd.	29,400	716,751
*	Kobe Electric Railway Co. Ltd.	900	22,420
	Koei Chemical Co. Ltd.	500	8,810
	Koei Tecmo Holdings Co. Ltd.	9,700	297,451
	Kohnan Shoji Co. Ltd.	10,700	309,874
	Kohsoku Corp.	6,000	71,024
	Koito Manufacturing Co. Ltd.	19,300	708,204
	Kojima Co. Ltd.	11,500	56,191
	Kokusai Co. Ltd.	1,500	7,088
#	Kokusai Pulp & Paper Co. Ltd.	9,600	21,766
	Kokuyo Co. Ltd.	43,200	562,644
#	KOMAIHALTEC, Inc.	2,400	35,690
	Komatsu Ltd.	84,100	1,892,795
	Komatsu Matere Co. Ltd.	11,300	130,945
	Komatsu Wall Industry Co. Ltd.	2,600	36,932
	KOMEDA Holdings Co. Ltd.	11,400	196,387
	Komehyo Holdings Co. Ltd.	3,100	41,341
	Komeri Co. Ltd.	9,100	192,221
	Komori Corp.	21,600	122,574
#	Konaka Co. Ltd.	8,100	21,152
	Konami Holdings Corp.	18,700	1,149,926
	Kondotec, Inc.	5,200	43,277
#	Konica Minolta, Inc.	111,000	386,315
	Konishi Co. Ltd.	20,000	234,787
	Konoike Transport Co. Ltd.	6,500	57,694
	Konoshima Chemical Co. Ltd.	3,700	41,947
*	Kosaido Holdings Co. Ltd.	5,700	35,031
	Kose Corp.	4,500	461,974
	Kotobukiya Co. Ltd.	400	13,462
	Kozo Keikaku Engineering, Inc.	1,800	35,589
	Krosaki Harima Corp.	1,800	55,882
	KRS Corp.	4,200	34,337
#	K’s Holdings Corp.	77,676	769,234

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	KU Holdings Co. Ltd.	5,300	$43,435
	Kubota Corp.	93,600	1,590,138
	Kumagai Gumi Co. Ltd.	15,400	321,380
	Kumiai Chemical Industry Co. Ltd.	15,600	105,537
	Kunimine Industries Co. Ltd.	3,100	24,116
	Kurabo Industries Ltd.	6,400	87,807
	Kuraray Co. Ltd.	50,900	407,085
	Kureha Corp.	7,100	533,427
	Kurimoto Ltd.	5,200	64,170
	Kurita Water Industries Ltd.	22,400	764,205
	Kuriyama Holdings Corp.	9,700	72,997
	Kusuri no Aoki Holdings Co. Ltd.	9,500	420,889
	KYB Corp.	8,500	192,397
	Kyocera Corp.	22,000	1,155,153
	Kyodo Printing Co. Ltd.	2,600	53,803
#	Kyokuto Boeki Kaisha Ltd.	3,300	54,975
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	162,318
	Kyokuyo Co. Ltd.	5,700	142,664
#	KYORIN Holdings, Inc.	15,900	231,224
#	Kyoritsu Printing Co. Ltd.	3,900	4,032
	Kyosan Electric Manufacturing Co. Ltd.	21,800	73,305
	Kyowa Electronic Instruments Co. Ltd.	3,500	9,700
	Kyowa Kirin Co. Ltd.	19,500	410,997
#	Kyowa Leather Cloth Co. Ltd.	8,600	44,221
	Kyudenko Corp.	16,900	383,256
	Kyushu Financial Group, Inc.	86,640	265,885
#	Kyushu Leasing Service Co. Ltd.	4,700	21,201
	Kyushu Railway Co.	26,200	513,540
	LAC Co. Ltd.	6,900	43,313
#*	Laox Co. Ltd.	13,500	17,468
	Lasertec Corp.	16,000	2,137,621
#	LEC, Inc.	4,900	32,835
	Life Corp.	7,600	173,370
	LIFULL Co. Ltd.	12,600	21,979
	LIKE, Inc.	3,700	61,250
	Linical Co. Ltd.	2,500	15,661
	Link & Motivation, Inc.	13,000	45,738
	Lintec Corp.	26,600	495,494
	Lion Corp.	67,800	698,573
	Lixil Corp.	50,500	888,210
	Loadstar Capital KK	1,200	13,815
*	Locondo, Inc.	2,200	17,077
	Look Holdings, Inc.	1,900	22,508
*	M&A Capital Partners Co. Ltd.	5,800	180,152
	M3, Inc.	82,000	2,618,583
	Mabuchi Motor Co. Ltd.	12,600	336,527
#*	Macbee Planet, Inc.	300	13,754
	Macnica Fuji Electronics Holdings, Inc.	25,000	518,322
	Macromill, Inc.	16,900	155,432
	Maeda Kosen Co. Ltd.	8,500	194,338
#	Maezawa Industries, Inc.	4,100	19,981
	Maezawa Kasei Industries Co. Ltd.	4,500	43,985
	Maezawa Kyuso Industries Co. Ltd.	7,400	52,044
#	Mainichi Comnet Co. Ltd.	3,000	16,241
	Makino Milling Machine Co. Ltd.	10,600	326,622
	Makita Corp.	43,700	1,291,634
*	Management Solutions Co. Ltd.	1,700	60,220
	Mandom Corp.	12,900	128,261
	Mani, Inc.	13,500	154,170

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	MarkLines Co. Ltd.	3,900	$80,330
	Maruha Nichiro Corp.	19,100	351,517
#	Maruichi Steel Tube Ltd.	12,600	268,914
	MARUKA FURUSATO Corp.	8,141	214,280
#	Marumae Co. Ltd.	1,800	29,768
	Marusan Securities Co. Ltd.	25,800	98,143
#	Maruwa Unyu Kikan Co. Ltd.	9,400	109,745
	Maruyama Manufacturing Co., Inc.	700	8,317
	Maruzen CHI Holdings Co. Ltd.	9,400	27,713
	Maruzen Co. Ltd.	4,500	61,791
	Maruzen Showa Unyu Co. Ltd.	3,400	82,993
	Marvelous, Inc.	12,200	71,719
#	Matching Service Japan Co. Ltd.	800	4,991
	Matsuda Sangyo Co. Ltd.	5,600	98,334
	Matsui Construction Co. Ltd.	10,300	51,287
#	Matsui Securities Co. Ltd.	49,600	306,767
	MatsukiyoCocokara & Co.	19,220	635,324
	Matsuyafoods Holdings Co. Ltd.	1,700	49,630
	Max Co. Ltd.	10,000	121,989
	Maxell Ltd.	11,600	103,434
	Maxvalu Tokai Co. Ltd.	4,000	79,864
	Mazda Motor Corp.	152,600	1,083,575
	McDonald’s Holdings Co. Japan Ltd.	8,600	341,186
	MCJ Co. Ltd.	23,800	155,670
	MEC Co. Ltd.	10,500	200,145
	Media Do Co. Ltd.	4,300	56,747
	Medical Data Vision Co. Ltd.	11,200	83,801
	Medical System Network Co. Ltd.	14,700	57,074
	Medikit Co. Ltd.	1,500	26,672
	Medipal Holdings Corp.	59,700	983,163
	Medius Holdings Co. Ltd.	6,200	47,960
*	MedPeer, Inc.	7,900	180,834
*	Megachips Corp.	800	20,495
	Megmilk Snow Brand Co. Ltd.	19,300	287,683
	Meidensha Corp.	15,400	278,881
	Meiho Facility Works Ltd.	5,300	28,382
#	Meiji Electric Industries Co. Ltd.	3,900	30,572
	MEIJI Holdings Co. Ltd.	23,600	1,176,387
	Meisei Industrial Co. Ltd.	21,400	112,039
	Meitec Corp.	12,500	663,499
	Meito Sangyo Co. Ltd.	2,400	29,902
#	Meiwa Corp.	9,600	64,708
	Meiwa Estate Co. Ltd.	4,200	19,423
#	Melco Holdings, Inc.	1,700	51,897
#	Members Co. Ltd.	2,600	61,883
	Menicon Co. Ltd.	15,400	328,935
#*	Mercari, Inc.	16,700	273,669
	Mercuria Holdings Co. Ltd.	900	4,114
*	Metaps, Inc.	6,800	37,382
*	MetaReal Corp.	600	4,683
	METAWATER Co. Ltd.	5,400	89,279
	Micronics Japan Co. Ltd.	8,100	94,796
	Milbon Co. Ltd.	12,700	531,760
	MIMAKI ENGINEERING Co. LTD	4,800	25,178
#	Minebea Mitsumi, Inc.	57,200	1,097,448
#	Minkabu The Infonoid, Inc.	1,300	26,485
	Mipox Corp.	3,100	20,490
	Mirai Industry Co. Ltd.	2,400	26,885
#	Mirainovate Co. Ltd.	19,730	24,378

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Mirait Holdings Corp.	61,200	$857,634
	Miroku Jyoho Service Co. Ltd.	9,800	99,514
	MISUMI Group, Inc.	58,400	1,464,340
	Mitani Corp.	11,200	142,345
	Mitani Sangyo Co. Ltd.	12,600	29,805
	Mitani Sekisan Co. Ltd.	800	31,884
#	Mitsuba Corp.	8,400	22,721
	Mitsubishi Chemical Holdings Corp.	307,600	1,875,634
	Mitsubishi Electric Corp.	167,500	1,754,443
	Mitsubishi Estate Co. Ltd.	102,100	1,487,247
	Mitsubishi Gas Chemical Co., Inc.	60,000	876,178
	Mitsubishi Heavy Industries Ltd.	83,500	2,854,875
	Mitsubishi Kakoki Kaisha Ltd.	1,500	22,489
	Mitsubishi Logisnext Co. Ltd.	22,300	130,847
	Mitsubishi Logistics Corp.	22,999	530,070
*	Mitsubishi Motors Corp.	213,200	533,215
*	Mitsubishi Paper Mills Ltd.	10,067	23,672
	Mitsubishi Pencil Co. Ltd.	15,600	151,445
	Mitsubishi Research Institute, Inc.	2,800	84,301
	Mitsubishi Shokuhin Co. Ltd.	7,900	195,809
	Mitsubishi UFJ Financial Group, Inc.	1,437,000	8,353,817
	Mitsuboshi Belting Ltd.	5,600	85,779
	Mitsui Chemicals, Inc.	94,300	2,154,556
	Mitsui DM Sugar Holdings Co. Ltd.	3,600	53,542
#*	Mitsui E&S Holdings Co. Ltd.	32,000	86,170
	Mitsui Fudosan Co. Ltd.	135,700	2,875,990
	Mitsui Mining & Smelting Co. Ltd.	26,500	670,069
	Mitsui-Soko Holdings Co. Ltd.	4,800	89,234
	Mitsuuroko Group Holdings Co. Ltd.	21,100	163,193
	Miura Co. Ltd.	12,200	254,830
	Mixi, Inc.	19,300	332,008
	Miyaji Engineering Group, Inc.	1,800	48,208
	Mizuho Financial Group, Inc.	120,671	1,465,279
	Mizuho Financial Group, Inc., ADR	8,184	19,560
	Mizuho Leasing Co. Ltd.	12,100	280,486
#	Mizuho Medy Co. Ltd.	700	10,653
	Mizuno Corp.	8,900	146,463
*	Mobile Factory, Inc.	900	6,681
	Mochida Pharmaceutical Co. Ltd.	9,200	262,055
	Modec, Inc.	13,200	123,765
	Monex Group, Inc.	82,600	376,718
#*	Money Forward, Inc.	6,500	221,011
	Monogatari Corp.	2,400	100,080
#	MonotaRO Co. Ltd.	53,500	919,025
	MORESCO Corp.	2,300	20,699
	Morinaga & Co. Ltd.	16,600	514,744
	Morinaga Milk Industry Co. Ltd.	10,300	414,799
	Moriroku Holdings Co. Ltd.	1,200	16,332
	Morita Holdings Corp.	13,200	126,688
	Morito Co. Ltd.	7,100	42,003
	Morningstar Japan KK	9,200	39,093
	Morozoff Ltd.	600	13,876
#	Mortgage Service Japan Ltd.	3,100	23,530
	MRK Holdings, Inc.	11,100	9,752
	MrMax Holdings Ltd.	11,600	54,508
	MS&AD Insurance Group Holdings, Inc.	50,952	1,516,702
	MTG Co. Ltd.	2,000	22,295
	Mugen Estate Co. Ltd.	5,700	22,555
	m-up Holdings, Inc.	13,200	103,950

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Murakami Corp.	1,300	$23,841
	Mynet, Inc.	1,700	7,309
	Nabtesco Corp.	35,800	816,512
#	NAC Co. Ltd.	5,200	37,859
	Nachi-Fujikoshi Corp.	4,100	119,243
	Nafco Co. Ltd.	6,100	78,841
	Nagano Keiki Co. Ltd.	4,600	39,431
	Nagase & Co. Ltd.	53,900	772,388
	Nagatanien Holdings Co. Ltd.	5,500	82,920
#	Nagawa Co. Ltd.	1,600	112,777
	Nagoya Railroad Co. Ltd.	62,200	999,003
	Naigai Tec Corp.	800	15,623
#	Nakabayashi Co. Ltd.	10,000	37,897
	Nakamoto Packs Co. Ltd.	1,600	18,843
	Nakamuraya Co. Ltd.	1,701	41,052
	Nakanishi, Inc.	23,500	384,107
#	Nakano Corp.	6,500	16,025
	Nakano Refrigerators Co. Ltd.	400	19,581
	Nakayamafuku Co. Ltd.	4,800	12,803
#*	Namura Shipbuilding Co. Ltd.	16,000	42,845
	Nankai Electric Railway Co. Ltd.	19,800	353,486
	Nanto Bank Ltd.	3,500	54,759
	Nanyo Corp.	1,200	16,690
	Nasu Denki Tekko Co. Ltd.	500	34,944
	Natori Co. Ltd.	3,300	51,218
	NEC Capital Solutions Ltd.	6,000	90,830
	NEC Corp.	61,500	2,385,946
	NEC Networks & System Integration Corp.	43,700	620,506
	NEOJAPAN, Inc.	1,400	12,308
	NET One Systems Co. Ltd.	40,800	973,602
	New Art Holdings Co. Ltd.	2,600	26,592
	New Cosmos Electric Co. Ltd.	200	2,687
	New Japan Chemical Co. Ltd.	5,000	10,272
	Nexon Co. Ltd.	34,200	778,771
	Nextage Co. Ltd.	17,300	264,404
*	NexTone, Inc.	1,300	28,015
	NF Holdings Corp.	1,100	10,452
	NGK Insulators Ltd.	33,800	454,665
	NGK Spark Plug Co. Ltd.	43,600	669,052
	NHK Spring Co. Ltd.	83,400	538,675
	Nicca Chemical Co. Ltd.	3,100	17,889
	Nice Corp.	3,400	49,533
	Nichias Corp.	15,000	269,392
	Nichiban Co. Ltd.	4,000	53,632
	Nichiden Corp.	6,300	104,970
	Nichiha Corp.	6,700	121,134
#*	Nichi-iko Pharmaceutical Co. Ltd.	14,700	88,391
	Nichirei Corp.	33,500	615,076
	Nichireki Co. Ltd.	10,500	98,010
	Nichirin Co. Ltd.	6,130	73,364
	Nidec Corp.	55,800	3,607,418
	Nidec Corp., Sponsored ADR	10,600	172,568
	Nifco, Inc.	66,800	1,410,404
	Nihon Chouzai Co. Ltd.	6,400	62,263
#	Nihon Dempa Kogyo Co. Ltd.	5,100	46,046
	Nihon Dengi Co. Ltd.	2,200	59,102
	Nihon Flush Co. Ltd.	8,200	60,621
#	Nihon House Holdings Co. Ltd.	14,000	43,357
	Nihon Kagaku Sangyo Co. Ltd.	8,000	69,832

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Nihon Kohden Corp.	51,800	$1,243,516
	Nihon M&A Center Holdings, Inc.	133,300	1,641,431
	Nihon Nohyaku Co. Ltd.	21,500	99,176
	Nihon Parkerizing Co. Ltd.	43,700	309,096
	Nihon Tokushu Toryo Co. Ltd.	5,600	34,578
	Nihon Trim Co. Ltd.	400	6,920
#	Nihon Yamamura Glass Co. Ltd.	3,300	19,897
	Niitaka Co. Ltd.	1,100	20,218
#	Nikkato Corp.	1,500	5,805
	Nikkiso Co. Ltd.	21,800	135,874
	Nikko Co. Ltd.	13,500	63,586
	Nikkon Holdings Co. Ltd.	14,600	221,132
	Nikon Corp.	42,900	482,060
	Nintendo Co. Ltd.	28,800	13,144,052
	Nippi, Inc.	600	16,376
	Nippon Air Conditioning Services Co. Ltd.	4,500	27,793
	Nippon Aqua Co. Ltd.	4,300	20,595
*	Nippon Avionics Co. Ltd.	600	12,287
	Nippon Beet Sugar Manufacturing Co. Ltd.	2,600	33,238
#	Nippon Carbide Industries Co., Inc.	2,900	30,602
#	Nippon Chemical Industrial Co. Ltd.	3,300	56,419
	Nippon Chemiphar Co. Ltd.	500	7,518
	Nippon Densetsu Kogyo Co. Ltd.	14,900	185,246
	Nippon Dry-Chemical Co. Ltd.	2,100	26,991
	Nippon Express Holdings, Inc.	23,400	1,371,960
	Nippon Felt Co. Ltd.	2,900	9,517
	Nippon Filcon Co. Ltd.	3,100	11,941
	Nippon Fine Chemical Co. Ltd.	5,800	93,016
	Nippon Gas Co. Ltd.	70,400	999,000
	Nippon Kanzai Co. Ltd.	4,500	96,695
	Nippon Kayaku Co. Ltd.	68,600	597,871
*	Nippon Kinzoku Co. Ltd.	900	8,268
	Nippon Koei Co. Ltd.	5,100	113,839
	Nippon Light Metal Holdings Co. Ltd.	29,860	382,580
#	Nippon Paint Holdings Co. Ltd.	77,500	613,903
	Nippon Paper Industries Co. Ltd.	13,500	107,229
#	Nippon Parking Development Co. Ltd.	78,100	92,382
#	Nippon Pillar Packing Co. Ltd.	12,000	241,316
	Nippon Rietec Co. Ltd.	7,800	67,728
	Nippon Road Co. Ltd.	800	44,597
	Nippon Sanso Holdings Corp.	12,200	219,545
	Nippon Seiki Co. Ltd.	19,500	141,162
	Nippon Seisen Co. Ltd.	1,000	31,965
	Nippon Sharyo Ltd.	3,700	60,051
	Nippon Shinyaku Co. Ltd.	13,200	892,766
	Nippon Shokubai Co. Ltd.	11,900	478,753
	Nippon Signal Co. Ltd.	12,900	89,552
	Nippon Soda Co. Ltd.	11,100	293,559
	Nippon Steel Trading Corp.	6,600	268,603
	Nippon Suisan Kaisha Ltd.	98,700	435,791
	Nippon Systemware Co. Ltd.	3,100	55,152
	Nippon Telegraph & Telephone Corp.	101,900	3,002,926
	Nippon Thompson Co. Ltd.	19,900	77,255
	Nipro Corp.	56,900	448,351
	Nishimatsu Construction Co. Ltd.	20,800	612,380
	Nishimatsuya Chain Co. Ltd.	18,500	227,054
	Nishimoto Co. Ltd.	2,100	45,103
	Nishi-Nippon Railroad Co. Ltd.	11,400	228,055
	Nishio Rent All Co. Ltd.	8,200	176,981

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Nissan Chemical Corp.	31,600	$1,669,194
*	Nissan Motor Co. Ltd.	201,400	806,314
	Nissan Shatai Co. Ltd.	26,700	116,442
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	9,014
	Nissei ASB Machine Co. Ltd.	4,100	93,492
	Nissei Plastic Industrial Co. Ltd.	5,900	43,867
	Nissha Co. Ltd.	4,500	47,495
	Nisshin Group Holdings Co. Ltd.	19,600	68,845
	Nisshin Oillio Group Ltd.	10,100	228,576
	Nisshin Seifun Group, Inc.	18,280	243,687
	Nisshinbo Holdings, Inc.	34,604	258,909
	Nissin Corp.	7,900	94,049
	Nissin Electric Co. Ltd.	10,200	108,760
#	Nisso Corp.	11,600	58,836
#	Nissui Pharmaceutical Co. Ltd.	3,800	28,970
	Nitori Holdings Co. Ltd.	12,400	1,275,703
	Nitta Corp.	5,100	108,277
#	Nitta Gelatin, Inc.	7,100	34,600
	Nitto Boseki Co. Ltd.	4,000	77,565
	Nitto Denko Corp.	49,800	3,342,621
	Nitto Kogyo Corp.	10,900	128,339
	Nitto Kohki Co. Ltd.	4,900	56,763
	Nitto Seiko Co. Ltd.	10,500	40,765
	Nittoc Construction Co. Ltd.	6,500	35,273
	NJS Co. Ltd.	3,300	53,516
	Noevir Holdings Co. Ltd.	6,100	239,175
	NOF Corp.	30,600	1,148,555
	Nohmi Bosai Ltd.	4,900	72,163
	Nojima Corp.	15,400	309,732
	Nomura Co. Ltd.	5,300	36,445
	Nomura Holdings, Inc.	411,000	1,582,536
	Nomura Holdings, Inc., Sponsored ADR	77,706	293,729
#	Nomura Micro Science Co. Ltd.	3,700	106,846
	Nomura Real Estate Holdings, Inc.	48,700	1,186,612
	Nomura Research Institute Ltd.	51,366	1,452,446
	Noritake Co. Ltd.	2,200	69,865
	Noritsu Koki Co. Ltd.	8,500	140,952
	Noritz Corp.	11,900	137,809
	NS Solutions Corp.	11,500	343,084
	NS Tool Co. Ltd.	3,800	42,173
	NSD Co. Ltd.	30,600	543,191
	NSK Ltd.	72,200	399,535
*	NTN Corp.	106,000	169,318
	NTT Data Corp.	101,000	1,862,229
	Oat Agrio Co. Ltd.	2,600	23,360
	Obara Group, Inc.	3,300	73,854
	Obayashi Corp.	171,300	1,178,054
	OBIC Business Consultants Co. Ltd.	6,300	226,434
	Obic Co. Ltd.	13,500	1,994,480
	Ocean System Corp.	1,000	7,601
	Ochi Holdings Co. Ltd.	1,800	17,328
	Odakyu Electric Railway Co. Ltd.	20,700	313,461
	Oenon Holdings, Inc.	11,900	29,061
	Ogaki Kyoritsu Bank Ltd.	8,000	117,250
	Ohashi Technica, Inc.	2,500	24,808
#	Ohba Co. Ltd.	4,500	26,894
*	Ohki Healthcare Holdings Co. Ltd.	2,800	14,901
	Ohmoto Gumi Co. Ltd.	500	23,138
	Ohsho Food Service Corp.	1,700	79,824

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Oiles Corp.	5,300	$60,895
#*	Oisix ra daichi, Inc.	10,100	207,554
	Oji Holdings Corp.	121,200	574,125
	Okabe Co. Ltd.	12,800	64,993
	Okamoto Industries, Inc.	3,700	108,940
	Okamoto Machine Tool Works Ltd.	1,100	34,060
	Okamura Corp.	24,100	221,478
#	Okasan Securities Group, Inc.	64,600	172,958
	Oki Electric Industry Co. Ltd.	32,200	208,584
	Okinawa Financial Group, Inc.	4,980	85,253
	OKUMA Corp.	10,600	378,859
	Okumura Corp.	14,600	344,660
	Okura Industrial Co. Ltd.	4,000	56,321
	Okuwa Co. Ltd.	9,400	63,090
	Olba Healthcare Holdings, Inc.	800	10,442
	Olympic Group Corp.	2,900	14,810
	Olympus Corp.	168,500	2,965,788
	Omron Corp.	12,800	754,612
	Onamba Co. Ltd.	2,300	8,028
	Ono Pharmaceutical Co. Ltd.	42,300	1,086,710
#	Onoken Co. Ltd.	10,300	119,594
	Onward Holdings Co. Ltd.	40,800	76,199
	Open House Group Co. Ltd.	34,100	1,319,488
	Optex Group Co. Ltd.	5,600	73,676
*	Optim Corp.	7,000	46,363
	Optorun Co. Ltd.	6,500	96,460
	Oracle Corp.	8,700	559,074
#	Orchestra Holdings, Inc.	900	17,580
	Organo Corp.	2,400	164,677
	Oricon, Inc.	2,500	17,785
	Orient Corp.	249,300	239,300
#	Oriental Consultants Holdings Co. Ltd.	2,100	43,014
	Oriental Shiraishi Corp.	40,000	72,292
#	Origin Co. Ltd.	1,200	12,692
	Oro Co. Ltd.	2,200	34,314
	Osaka Gas Co. Ltd.	54,400	980,473
	Osaka Organic Chemical Industry Ltd.	8,300	178,985
	Osaka Soda Co. Ltd.	2,800	68,791
	Osaki Electric Co. Ltd.	9,400	35,494
	OSG Corp.	25,500	320,343
	Otsuka Corp.	38,200	1,251,895
	OUG Holdings, Inc.	1,000	20,554
	Outsourcing, Inc.	67,000	664,473
	Oyo Corp.	9,900	150,255
	Ozu Corp.	1,500	23,045
	Pacific Industrial Co. Ltd.	10,500	81,410
	Pacific Metals Co. Ltd.	8,200	228,766
	Pack Corp.	8,900	162,888
	PAL GROUP Holdings Co. Ltd.	7,100	79,237
	PALTAC Corp.	14,000	510,272
	Pan Pacific International Holdings Corp.	68,800	1,053,559
	Panasonic Corp.	311,800	2,779,134
	Panasonic Holdings Corp., ADR	12,460	111,268
	PAPYLESS Co. Ltd.	2,000	19,857
#	Paraca, Inc.	900	12,437
	Paramount Bed Holdings Co. Ltd.	9,600	159,887
*	Park24 Co. Ltd.	50,200	714,873
	Parker Corp.	7,900	30,078
#	Pasco Corp.	2,100	22,268

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Pasona Group, Inc.	17,600	$279,061
	PC Depot Corp.	18,520	43,877
	PCA Corp.	2,500	25,134
#	PCI Holdings, Inc.	2,900	22,322
	Pegasus Sewing Machine Manufacturing Co. Ltd.	7,900	37,836
	Penta-Ocean Construction Co. Ltd.	120,400	589,115
	People Dreams & Technologies Group Co. Ltd.	3,600	59,656
*	PeptiDream, Inc.	27,900	449,995
	Persol Holdings Co. Ltd.	88,200	1,749,855
	Pharma Foods International Co. Ltd.	3,900	51,135
	Phil Co., Inc.	500	4,363
	Pietro Co. Ltd.	700	9,672
	Pigeon Corp.	33,100	564,521
	Pilot Corp.	11,900	483,484
	Pipedo HD, Inc.	1,400	27,169
	Plenus Co. Ltd.	3,900	57,287
	Pola Orbis Holdings, Inc.	28,600	329,733
	Poletowin Pitcrew Holdings, Inc.	14,300	109,128
*	PR Times, Inc.	700	11,400
	Precision System Science Co. Ltd.	3,800	12,433
#*	Premier Anti-Aging Co. Ltd.	1,200	34,509
	Premium Group Co. Ltd.	3,700	109,794
#	Press Kogyo Co. Ltd.	20,000	60,088
#	Pressance Corp.	10,600	127,250
	Prestige International, Inc.	50,500	242,679
#	Procrea Holdings, Inc.	2,625	36,268
	Pronexus, Inc.	4,500	36,675
#	Property Agent, Inc.	1,200	14,917
#	Pro-Ship, Inc.	5,300	57,917
	Proto Corp.	10,400	81,693
	PS Mitsubishi Construction Co. Ltd.	15,100	65,401
	Punch Industry Co. Ltd.	8,400	29,897
*	QB Net Holdings Co. Ltd.	3,500	38,841
	Qol Holdings Co. Ltd.	19,600	164,977
	Quick Co. Ltd.	7,200	85,637
#	Raccoon Holdings, Inc.	5,300	56,461
	Raito Kogyo Co. Ltd.	15,900	237,397
	Raiznext Corp.	11,000	91,200
	Rakus Co. Ltd.	32,400	397,086
	Rakuten Group, Inc.	95,300	669,948
	Rasa Corp.	2,500	18,771
	Rasa Industries Ltd.	4,800	51,992
	Raysum Co. Ltd.	7,500	55,313
	Recruit Holdings Co. Ltd.	347,600	12,611,481
	Relia, Inc.	16,800	138,107
	Relo Group, Inc.	71,500	1,021,347
	Rengo Co. Ltd.	95,500	565,413
#*	RENOVA, Inc.	9,500	117,048
	Resorttrust, Inc.	12,800	215,341
	Retail Partners Co. Ltd.	9,000	78,406
	Rheon Automatic Machinery Co. Ltd.	3,700	31,338
	Rhythm Co. Ltd.	1,800	23,240
	Riberesute Corp.	2,000	12,335
	Ricoh Co. Ltd.	68,700	501,641
	Ricoh Leasing Co. Ltd.	9,700	254,073
#	Ride On Express Holdings Co. Ltd.	3,000	26,925
*	Right On Co. Ltd.	4,800	26,047
	Riken Keiki Co. Ltd.	3,400	107,019
	Riken Technos Corp.	21,600	72,615

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Riken Vitamin Co. Ltd.	6,200	$81,502
	Rinnai Corp.	7,300	466,612
	Rion Co. Ltd.	3,400	59,813
	Riso Kagaku Corp.	2,700	50,697
	Rix Corp.	900	11,414
	Rohto Pharmaceutical Co. Ltd.	61,100	1,631,648
	Rokko Butter Co. Ltd.	2,600	30,980
	Roland Corp.	5,800	200,157
	Roland DG Corp.	5,700	142,272
	Rorze Corp.	2,900	253,341
	Round One Corp.	5,900	65,669
	Ryobi Ltd.	8,200	67,822
	Ryoden Corp.	8,900	114,991
	Ryohin Keikaku Co. Ltd.	170,400	1,531,406
	Ryosan Co. Ltd.	12,800	227,715
	S&B Foods, Inc.	2,900	80,596
#	Sac’s Bar Holdings, Inc.	7,300	28,349
	Saibu Gas Holdings Co. Ltd.	13,000	213,368
	Saison Information Systems Co. Ltd.	3,100	44,471
	Sakai Chemical Industry Co. Ltd.	3,600	50,658
#	Sakai Heavy Industries Ltd.	1,900	45,870
	Sakai Moving Service Co. Ltd.	2,400	81,897
	Sakata INX Corp.	28,900	218,552
#	Sakura Internet, Inc.	8,400	36,452
	Sala Corp.	23,600	113,495
	SAMTY Co. Ltd.	14,700	237,423
	San Holdings, Inc.	2,400	29,178
	San-A Co. Ltd.	7,300	229,164
	San-Ai Oil Co. Ltd.	42,000	308,324
*	Sanden Corp.	4,200	6,196
	Sanei Architecture Planning Co. Ltd.	3,700	47,874
	Sangetsu Corp.	32,500	389,352
#*	Sanix, Inc.	16,200	33,356
	Sanken Electric Co. Ltd.	3,399	125,530
	Sanki Engineering Co. Ltd.	28,500	322,837
	Sanko Gosei Ltd.	5,600	14,760
	Sanko Metal Industrial Co. Ltd.	1,300	26,062
	Sankyo Co. Ltd.	11,400	328,035
	Sankyo Frontier Co. Ltd.	1,900	69,938
	Sankyo Seiko Co. Ltd.	22,200	93,642
	Sankyu, Inc.	14,200	432,944
	Sansei Technologies, Inc.	4,600	26,450
	Sansha Electric Manufacturing Co. Ltd.	4,600	26,537
	Sanshin Electronics Co. Ltd.	5,000	58,643
	Santen Pharmaceutical Co. Ltd.	77,600	631,251
	Sanwa Holdings Corp.	100,200	912,848
	Sanyo Chemical Industries Ltd.	6,100	233,268
	Sanyo Denki Co. Ltd.	3,800	163,223
*	Sanyo Shokai Ltd.	4,300	27,870
	Sanyo Trading Co. Ltd.	10,700	81,110
	Sapporo Holdings Ltd.	25,600	532,840
	Sata Construction Co. Ltd.	7,700	26,439
	Sato Foods Co. Ltd.	300	11,112
	Sato Holdings Corp.	9,800	134,751
#	Sato Shoji Corp.	6,100	51,896
	Sawai Group Holdings Co. Ltd.	9,700	325,383
	Saxa Holdings, Inc.	1,300	14,988
	SB Technology Corp.	5,000	86,127
	SBI Holdings, Inc.	55,200	1,234,664

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
*	SBI Insurance Group Co. Ltd.	1,900	$14,581
	SBS Holdings, Inc.	9,500	220,444
	Scala, Inc.	6,000	34,993
	SCREEN Holdings Co. Ltd.	7,800	637,488
	Scroll Corp.	10,400	63,590
	SCSK Corp.	35,129	558,492
	SE Corp.	3,000	8,453
	SEC Carbon Ltd.	200	8,461
	Secom Co. Ltd.	19,300	1,357,841
#	Seed Co. Ltd.	2,100	8,187
	Sega Sammy Holdings, Inc.	20,900	370,340
	Segue Group Co. Ltd.	1,400	6,174
	Seibu Holdings, Inc.	46,300	459,993
	Seika Corp.	4,900	60,955
	Seikitokyu Kogyo Co. Ltd.	11,600	65,765
	Seiko Electric Co. Ltd.	1,500	13,086
	Seiko Epson Corp.	66,000	929,776
	Seiko Holdings Corp.	7,500	128,407
	Seiko PMC Corp.	5,300	23,604
	Seino Holdings Co. Ltd.	31,800	259,773
#	Seiren Co. Ltd.	14,500	229,816
	Seiwa Electric Manufacturing Co. Ltd.	1,700	6,603
	Sekisui House Ltd.	140,100	2,433,248
	Sekisui Jushi Corp.	11,500	157,244
	Sekisui Kasei Co. Ltd.	12,400	42,071
	SEMITEC Corp.	500	24,558
	Senko Group Holdings Co. Ltd.	43,020	290,940
	Senshu Electric Co. Ltd.	4,400	168,006
	Senshukai Co. Ltd.	11,400	34,881
	Septeni Holdings Co. Ltd.	34,100	172,615
#	SERAKU Co. Ltd.	1,100	10,248
	Seria Co. Ltd.	25,400	496,720
	Seven & I Holdings Co. Ltd.	72,800	3,218,990
	Seven Bank Ltd.	319,000	596,311
	SG Holdings Co. Ltd.	73,500	1,295,267
#	Sharp Corp.	33,500	283,454
	Shibaura Electronics Co. Ltd.	1,600	72,802
	Shibaura Machine Co. Ltd.	9,000	214,983
	Shibaura Mechatronics Corp.	1,700	95,401
	Shibusawa Warehouse Co. Ltd.	2,300	40,019
	Shibuya Corp.	6,300	113,471
	Shidax Corp.	6,600	18,731
*	SHIFT, Inc.	4,600	871,699
	Shiga Bank Ltd.	9,700	182,404
	Shikibo Ltd.	3,500	23,495
	Shikoku Chemicals Corp.	18,700	186,420
	Shima Seiki Manufacturing Ltd.	11,100	158,369
	Shimadzu Corp.	45,100	1,474,415
	Shimamura Co. Ltd.	8,400	744,982
	Shimano, Inc.	7,700	1,364,319
	Shimizu Corp.	122,100	640,248
#	Shimojima Co. Ltd.	4,600	33,229
	Shin Maint Holdings Co. Ltd.	900	7,239
#	Shin Nippon Air Technologies Co. Ltd.	4,300	59,423
	Shinagawa Refractories Co. Ltd.	2,800	78,986
#	Shindengen Electric Manufacturing Co. Ltd.	1,300	28,909
	Shin-Etsu Chemical Co. Ltd.	45,700	6,280,757
	Shin-Etsu Polymer Co. Ltd.	22,000	173,041
	Shin-Keisei Electric Railway Co. Ltd.	600	9,713

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Shinko Shoji Co. Ltd.	1,400	$10,156
	Shinmaywa Industries Ltd.	23,100	162,031
	Shinnihon Corp.	9,900	54,340
	Shin-Nihon Tatemono Co. Ltd.	4,300	13,007
#	Shinnihonseiyaku Co. Ltd.	5,100	56,916
	Shinoken Group Co. Ltd.	16,300	126,928
	Shinsho Corp.	2,000	55,634
	Shinwa Co. Ltd.	3,900	59,838
	Shinwa Co. Ltd.	2,600	15,873
	Shionogi & Co. Ltd.	11,200	623,010
	Ship Healthcare Holdings, Inc.	39,100	653,124
	Shiseido Co. Ltd.	59,900	2,831,559
	Shizuoka Bank Ltd.	61,200	395,968
	Shizuoka Gas Co. Ltd.	26,100	187,089
	SHL-Japan Ltd.	1,100	21,663
	SHO-BOND Holdings Co. Ltd.	10,200	428,706
	Shoei Co. Ltd.	9,200	341,314
#	Shoei Foods Corp.	2,700	81,092
#	Shofu, Inc.	2,800	34,707
	Showa Denko KK	36,400	708,284
	Sigma Koki Co. Ltd.	700	8,089
#	SIGMAXYZ Holdings Inc.	11,800	96,401
*	Silver Life Co. Ltd.	500	5,507
	Sinanen Holdings Co. Ltd.	4,500	112,170
	Sinfonia Technology Co. Ltd.	8,600	83,413
	Sinko Industries Ltd.	7,600	95,523
	Sintokogio Ltd.	8,900	46,842
	SK Kaken Co. Ltd.	300	81,149
	SK-Electronics Co. Ltd.	3,800	22,958
	SKY Perfect JSAT Holdings, Inc.	42,800	138,647
*	Smaregi, Inc.	1,000	8,030
	SMC Corp.	4,500	2,178,990
	SMK Corp.	800	13,302
	SMS Co. Ltd.	41,300	969,257
#	Snow Peak, Inc.	10,700	196,139
#	SNT Corp.	2,900	4,833
#	Soda Nikka Co. Ltd.	6,600	33,935
	Sodick Co. Ltd.	18,500	103,515
	Softbank Corp.	446,600	5,197,469
	SoftBank Group Corp.	307,368	12,642,135
	Softcreate Holdings Corp.	4,000	128,920
	Software Service, Inc.	900	40,292
	Sohgo Security Services Co. Ltd.	30,600	850,032
	Soiken Holdings, Inc.	9,300	21,870
	Soken Chemical & Engineering Co. Ltd.	5,100	65,432
	Solasto Corp.	2,400	16,597
	Soliton Systems KK	5,500	61,421
	Solxyz Co. Ltd.	7,200	21,696
	Sompo Holdings, Inc.	47,600	1,937,796
	Sony Group Corp.	167,800	14,481,310
	Sotetsu Holdings, Inc.	13,100	224,574
	Sotoh Co. Ltd.	2,400	16,245
#	Space Co. Ltd.	6,900	48,199
#	Sparx Group Co. Ltd.	51,800	102,149
	SPK Corp.	3,600	36,959
	S-Pool, Inc.	32,000	319,764
	Sprix Ltd.	3,000	28,053
	Square Enix Holdings Co. Ltd.	16,300	650,790
	SRA Holdings	7,000	152,395

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
*	SRE Holdings Corp.	4,900	$101,083
	ST Corp.	5,300	61,551
	St. Marc Holdings Co. Ltd.	6,400	73,158
	Star Mica Holdings Co. Ltd.	7,600	89,926
	Star Micronics Co. Ltd.	9,000	100,886
	Starts Corp., Inc.	16,500	305,816
	Stella Chemifa Corp.	5,100	95,616
	STI Foods Holdings, Inc.	400	6,580
	Strike Co. Ltd.	2,800	85,267
	Studio Alice Co. Ltd.	3,900	68,868
	Subaru Corp.	186,100	2,824,011
	Subaru Enterprise Co. Ltd.	500	32,160
	Sugi Holdings Co. Ltd.	15,500	664,337
	Sugimoto & Co. Ltd.	4,900	82,240
#	Suminoe Textile Co. Ltd.	2,300	33,143
	Sumitomo Bakelite Co. Ltd.	18,300	600,443
	Sumitomo Chemical Co. Ltd.	605,831	2,576,117
	Sumitomo Dainippon Pharma Co. Ltd.	82,300	733,096
	Sumitomo Densetsu Co. Ltd.	8,800	150,589
	Sumitomo Electric Industries Ltd.	93,100	1,000,902
	Sumitomo Forestry Co. Ltd.	38,900	595,125
	Sumitomo Heavy Industries Ltd.	42,400	897,242
	Sumitomo Metal Mining Co. Ltd.	32,500	1,425,344
	Sumitomo Mitsui Construction Co. Ltd.	66,200	214,789
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	882,063
	Sumitomo Mitsui Financial Group, Inc.	124,304	3,755,713
	Sumitomo Mitsui Trust Holdings, Inc.	53,800	1,669,818
	Sumitomo Precision Products Co. Ltd.	1,700	27,727
	Sumitomo Realty & Development Co. Ltd.	42,100	1,116,849
	Sumitomo Seika Chemicals Co. Ltd.	4,100	96,246
	Sun Frontier Fudousan Co. Ltd.	15,400	128,686
	Sundrug Co. Ltd.	33,400	777,622
	Suntory Beverage & Food Ltd.	36,400	1,434,197
	Suruga Bank Ltd.	42,800	134,278
	Suzuken Co. Ltd.	28,390	837,994
	Suzuki Co. Ltd.	3,200	18,686
	Suzuki Motor Corp.	28,100	847,077
#	SWCC Showa Holdings Co. Ltd.	9,700	129,716
	Sysmex Corp.	37,000	2,427,109
	System D, Inc.	700	6,324
	System Information Co. Ltd.	1,100	8,169
	System Research Co. Ltd.	2,300	35,573
	System Support, Inc.	700	5,637
#	Systems Engineering Consultants Co. Ltd.	1,000	17,385
	Systena Corp.	107,700	338,529
	Syuppin Co. Ltd.	13,500	127,944
	T Hasegawa Co. Ltd.	8,100	157,741
	T RAD Co. Ltd.	1,600	27,998
	T&D Holdings, Inc.	79,700	1,024,180
	T&K Toka Co. Ltd.	14,500	90,921
	Tachibana Eletech Co. Ltd.	2,200	27,435
	Tachikawa Corp.	2,200	17,647
	Tadano Ltd.	44,900	318,960
	Taihei Dengyo Kaisha Ltd.	5,000	103,869
#	Taiho Kogyo Co. Ltd.	4,100	20,191
	Taikisha Ltd.	18,200	449,094
#*	Taiko Pharmaceutical Co. Ltd.	5,700	26,303
	Taisei Corp.	35,500	961,624
	Taisei Lamick Co. Ltd.	2,800	55,764

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Taisei Oncho Co. Ltd.	1,900	$26,714
	Taisho Pharmaceutical Holdings Co. Ltd.	7,000	275,715
	Taiyo Holdings Co. Ltd.	21,700	517,701
	Takamatsu Construction Group Co. Ltd.	7,500	124,919
	Takamiya Co. Ltd.	13,900	37,831
	Takano Co. Ltd.	1,800	10,992
	Takaoka Toko Co. Ltd.	4,100	50,839
	Takara & Co. Ltd.	5,100	73,144
	Takara Bio, Inc.	13,800	221,958
	Takara Holdings, Inc.	50,900	428,725
	Takara Leben Co. Ltd.	49,500	113,220
	Takara Standard Co. Ltd.	8,400	83,922
#	Takasago International Corp.	8,800	177,466
	Takasago Thermal Engineering Co. Ltd.	33,700	440,817
#	Takashima & Co. Ltd.	1,300	22,970
	Takashimaya Co. Ltd.	45,200	412,280
	Takasho Co. Ltd.	4,500	23,786
#	Takeda Pharmaceutical Co. Ltd.	313,030	9,083,042
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	83,634
	Takemoto Yohki Co. Ltd.	2,800	17,494
	Takeuchi Manufacturing Co. Ltd.	17,700	324,583
	Takihyo Co. Ltd.	2,000	16,846
#	Takisawa Machine Tool Co. Ltd.	3,300	30,649
	Takuma Co. Ltd.	30,000	336,206
#	Tama Home Co. Ltd.	8,100	158,059
#	Tamagawa Holdings Co. Ltd.	1,300	9,062
	Tanseisha Co. Ltd.	17,500	106,672
	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	57,265
	Tayca Corp.	7,000	64,370
	Tbk Co. Ltd.	3,900	10,368
	TBS Holdings, Inc.	10,500	137,788
#	TDC Soft, Inc.	5,900	52,338
	TechMatrix Corp.	14,200	219,102
	TECHNO ASSOCIE Co. Ltd.	3,000	26,610
#	Techno Horizon Co. Ltd.	4,600	17,197
	Techno Medica Co. Ltd.	2,500	29,937
	Techno Quartz, Inc.	100	26,846
	Techno Ryowa Ltd.	4,200	27,503
	Techno Smart Corp.	1,700	17,757
	Technoflex Corp.	1,200	9,308
	TechnoPro Holdings, Inc.	68,100	1,734,377
#	Tecnos Japan, Inc.	6,800	22,857
	Teijin Ltd.	114,200	1,220,373
	Teikoku Electric Manufacturing Co. Ltd.	4,000	50,808
	Teikoku Sen-I Co. Ltd.	7,800	95,132
#	Teikoku Tsushin Kogyo Co. Ltd.	900	9,916
	Tekken Corp.	5,500	77,816
	Temairazu, Inc.	1,100	38,680
	Tenma Corp.	4,000	68,084
	Terumo Corp.	41,100	1,223,347
	T-Gaia Corp.	10,600	134,354
	THK Co. Ltd.	19,300	382,457
#	Tigers Polymer Corp.	2,500	8,285
	TIS, Inc.	48,200	1,082,541
#	TKC Corp.	9,100	239,030
	Toa Corp.	9,200	49,720
	Toa Corp.	5,700	124,594
	TOA ROAD Corp.	1,400	53,919
	Toagosei Co. Ltd.	42,200	346,645

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Tobishima Corp.	10,030	$79,031
	Tobu Railway Co. Ltd.	13,400	301,207
	TOC Co. Ltd.	13,400	69,019
	Tocalo Co. Ltd.	24,100	240,632
	Toda Corp.	96,300	553,294
#*	Toda Kogyo Corp.	2,000	38,032
#	Toei Animation Co. Ltd.	2,700	207,526
#	Toell Co. Ltd.	2,200	14,024
	Toenec Corp.	4,700	120,284
	Togami Electric Manufacturing Co. Ltd.	800	10,426
	Toho Co. Ltd.	9,400	348,810
	Toho Co. Ltd.	3,300	28,597
	Toho Gas Co. Ltd.	39,400	924,287
#	Toho Holdings Co. Ltd.	34,300	556,782
	Toho Titanium Co. Ltd.	14,000	159,996
	Toho Zinc Co. Ltd.	6,800	145,103
	Tohokushinsha Film Corp.	5,900	27,726
	Tokai Carbon Co. Ltd.	28,500	235,663
	Tokai Corp.	9,500	125,873
	TOKAI Holdings Corp.	29,800	200,303
	Tokai Rika Co. Ltd.	13,500	142,239
	Tokai Tokyo Financial Holdings, Inc.	62,600	185,708
	Token Corp.	2,320	154,432
	Tokio Marine Holdings, Inc.	76,900	4,157,880
	Tokushu Tokai Paper Co. Ltd.	2,800	74,370
*	Tokyo Base Co. Ltd.	5,000	12,651
#	Tokyo Century Corp.	22,600	696,127
	Tokyo Electron Ltd.	23,300	9,831,351
	Tokyo Energy & Systems, Inc.	12,500	93,929
	Tokyo Gas Co. Ltd.	64,400	1,233,547
#	Tokyo Individualized Educational Institute, Inc.	7,100	32,028
#	Tokyo Keiki, Inc.	4,000	34,849
*	Tokyo Kikai Seisakusho Ltd.	1,600	10,175
	Tokyo Ohka Kogyo Co. Ltd.	14,200	771,575
	Tokyo Rakutenchi Co. Ltd.	600	18,259
#	Tokyo Sangyo Co. Ltd.	11,000	60,001
	Tokyo Seimitsu Co. Ltd.	16,000	550,414
	Tokyo Steel Manufacturing Co. Ltd.	5,800	60,030
	Tokyo Tatemono Co. Ltd.	83,600	1,178,671
#	Tokyo Theatres Co., Inc.	3,200	30,078
	Tokyotokeiba Co. Ltd.	4,500	153,127
	Tokyu Construction Co. Ltd.	35,700	165,562
	Tokyu Corp.	60,383	738,406
	Tokyu Fudosan Holdings Corp.	196,100	1,020,439
	Toli Corp.	19,900	33,297
#	Tomoe Corp.	6,300	22,596
#	Tomoe Engineering Co. Ltd.	3,700	66,313
	Tomoku Co. Ltd.	4,400	50,395
	TOMONY Holdings, Inc.	33,900	85,742
	Tomy Co. Ltd.	47,800	453,506
	Tonami Holdings Co. Ltd.	2,100	56,698
	Topcon Corp.	51,600	660,437
	Toppan, Inc.	24,740	408,944
	Topre Corp.	9,900	83,938
	Toray Industries, Inc.	439,307	2,082,000
	Torex Semiconductor Ltd.	2,000	34,712
	Toridoll Holdings Corp.	10,200	184,986
	Torishima Pump Manufacturing Co. Ltd.	6,900	67,881
	Tosei Corp.	14,000	117,801

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Toshiba Corp.	50,300	$2,088,875
	Toshiba TEC Corp.	12,900	437,275
	Totech Corp.	3,200	64,744
	Totetsu Kogyo Co. Ltd.	10,900	197,037
	TOTO Ltd.	15,900	535,811
#	Totoku Electric Co. Ltd.	800	16,477
#	Tow Co. Ltd.	17,400	42,177
	Towa Corp.	7,800	121,038
#	Towa Pharmaceutical Co. Ltd.	6,400	136,139
*	Toyo Construction Co. Ltd.	31,500	226,653
	Toyo Corp.	5,100	40,786
	Toyo Denki Seizo KK	2,600	18,408
*	Toyo Engineering Corp.	23,300	108,809
	Toyo Gosei Co. Ltd.	1,700	125,041
	Toyo Ink SC Holdings Co. Ltd.	26,000	387,150
	Toyo Kanetsu KK	5,100	95,348
#	Toyo Logistics Co. Ltd.	7,500	17,745
	Toyo Machinery & Metal Co. Ltd.	5,800	26,802
	Toyo Seikan Group Holdings Ltd.	56,400	610,044
	Toyo Suisan Kaisha Ltd.	17,400	537,248
	Toyo Tanso Co. Ltd.	5,400	117,340
#	Toyo Wharf & Warehouse Co. Ltd.	1,300	14,524
	Toyobo Co. Ltd.	37,023	304,387
	Toyoda Gosei Co. Ltd.	18,100	263,572
	Toyota Boshoku Corp.	32,200	513,185
	Toyota Industries Corp.	17,400	1,043,596
	Toyota Motor Corp.	1,307,500	22,402,320
	Toyota Tsusho Corp.	59,800	2,148,447
	TPR Co. Ltd.	9,900	94,883
	Trancom Co. Ltd.	3,100	161,523
#	Trans Genic, Inc.	8,600	26,145
	Transaction Co. Ltd.	7,000	56,558
	Transcosmos, Inc.	7,200	169,750
	Treasure Factory Co. Ltd.	1,500	11,117
	Trend Micro, Inc.	36,000	2,007,249
	Trenders, Inc.	1,400	11,092
	Trusco Nakayama Corp.	21,200	330,602
	TS Tech Co. Ltd.	41,300	430,991
	TSI Holdings Co. Ltd.	23,500	54,998
	Tsubaki Nakashima Co. Ltd.	15,700	112,839
	Tsubakimoto Chain Co.	8,400	191,810
#	Tsubakimoto Kogyo Co. Ltd.	2,400	65,437
#	Tsugami Corp.	19,400	180,662
	Tsuruha Holdings, Inc.	20,000	1,022,160
	Tsurumi Manufacturing Co. Ltd.	6,800	97,336
	Tsutsumi Jewelry Co. Ltd.	2,500	36,276
	TV Asahi Holdings Corp.	9,700	110,797
	Tv Tokyo Holdings Corp.	4,600	71,948
#	Twinbird Corp.	2,100	9,365
#	TYK Corp.	7,300	16,020
	UACJ Corp.	17,100	286,082
	Ubicom Holdings, Inc.	1,600	35,101
	Uchida Yoko Co. Ltd.	4,900	184,923
	Ueki Corp.	1,200	13,521
	ULS Group, Inc.	1,400	42,697
	Ulvac, Inc.	8,400	329,153
	Unicharm Corp.	36,600	1,273,387
	Uniden Holdings Corp.	1,000	26,911
	Union Tool Co.	1,300	37,342

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Unipres Corp.	18,200	$104,761
	UNIRITA, Inc.	600	8,109
	United Super Markets Holdings, Inc.	22,300	188,673
	UNITED, Inc.	4,400	58,904
	UPR Corp.	500	6,586
	Urbanet Corp. Co. Ltd.	14,400	33,417
	User Local, Inc.	1,000	13,108
	Ushio, Inc.	37,500	486,209
	USS Co. Ltd.	58,600	975,576
#	UT Group Co. Ltd.	17,200	386,754
*	UUUM Co. Ltd.	3,100	30,069
	V Technology Co. Ltd.	4,700	108,148
	Valor Holdings Co. Ltd.	14,700	231,589
	Valqua Ltd.	10,100	203,120
	Value HR Co. Ltd.	3,200	34,303
	ValueCommerce Co. Ltd.	7,300	213,317
	Valuence Holdings, Inc.	1,300	13,356
#	V-Cube, Inc.	7,600	53,214
	Vector, Inc.	17,100	163,533
	Vertex Corp.	1,600	37,394
	VINX Corp.	2,100	19,656
	Vital KSK Holdings, Inc.	23,000	134,929
	VT Holdings Co. Ltd.	37,300	132,045
	Wacoal Holdings Corp.	29,400	418,766
	Wacom Co. Ltd.	44,900	324,635
	Waida Manufacturing Co. Ltd.	1,800	12,996
#	Wakachiku Construction Co. Ltd.	4,600	68,846
	Wakita & Co. Ltd.	15,300	127,311
#	Waseda Academy Co. Ltd.	3,600	29,166
	Watahan & Co. Ltd.	8,600	88,143
	Watts Co. Ltd.	3,400	18,494
	Wavelock Holdings Co. Ltd.	1,400	7,322
	WDB Holdings Co. Ltd.	8,000	168,101
	Wealth Management, Inc./ Tokyo	1,800	29,804
	Weathernews, Inc.	1,600	83,436
	Welbe, Inc.	2,500	18,712
	Welcia Holdings Co. Ltd.	20,600	422,281
#	Wellnet Corp.	9,400	34,779
	West Holdings Corp.	14,884	587,095
	West Japan Railway Co.	15,300	567,920
#	Will Group, Inc.	11,800	101,831
	WingArc1st, Inc.	1,400	13,721
	WIN-Partners Co. Ltd.	4,900	37,529
#	Wood One Co. Ltd.	4,921	52,150
#	Workman Co. Ltd.	8,100	276,576
	World Co. Ltd.	10,200	101,770
	World Holdings Co. Ltd.	4,000	75,317
	Wow World, Inc.	1,700	14,544
	Wowow, Inc.	3,100	36,754
*	Writeup Co. Ltd.	400	8,145
	Xebio Holdings Co. Ltd.	9,700	68,511
	YAC Holdings Co. Ltd.	3,300	38,500
	Yachiyo Industry Co. Ltd.	1,400	7,097
	Yahagi Construction Co. Ltd.	12,700	78,335
	Yakult Honsha Co. Ltd.	18,400	952,763
	YAKUODO Holdings Co. Ltd.	4,600	63,796
	YAMABIKO Corp.	14,200	154,173
	YAMADA Consulting Group Co. Ltd.	7,800	71,585
*	Yamada Holdings Co. Ltd.	277,820	829,593

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
JAPAN — (Continued)
	Yamae Group Holdings Co. Ltd.	2,900	$22,801
	Yamaguchi Financial Group, Inc.	51,800	284,028
	Yamaha Corp.	8,500	324,759
	Yamaha Motor Co. Ltd.	66,700	1,377,067
#	YA-MAN Ltd.	19,300	183,956
	Yamatane Corp.	2,200	28,180
#	Yamato Corp.	10,100	56,902
	Yamato Holdings Co. Ltd.	54,600	1,021,675
#	Yamato International, Inc.	6,300	13,836
#	Yamaura Corp.	1,600	11,514
#	Yamaya Corp.	1,000	19,193
	Yamazaki Baking Co. Ltd.	45,100	557,532
	Yamazawa Co. Ltd.	1,400	16,494
	Yamazen Corp.	26,000	192,018
	Yaoko Co. Ltd.	8,500	449,673
	Yaskawa Electric Corp.	41,000	1,392,173
	Yasuda Logistics Corp.	5,700	42,791
	YE DIGITAL Corp.	5,200	16,301
	Yellow Hat Ltd.	14,500	181,134
	Yodogawa Steel Works Ltd.	10,200	193,071
	Yokogawa Bridge Holdings Corp.	14,300	209,716
	Yokogawa Electric Corp.	24,200	385,808
	Yokorei Co. Ltd.	18,400	122,978
	Yokowo Co. Ltd.	4,600	90,269
	Yomeishu Seizo Co. Ltd.	2,100	27,952
#	Yondenko Corp.	5,800	78,183
	Yondoshi Holdings, Inc.	6,000	77,931
	Yonex Co. Ltd.	5,400	35,180
	Yoshinoya Holdings Co. Ltd.	11,800	214,683
	Yotai Refractories Co. Ltd.	9,100	94,647
*	Yuasa Funashoku Co. Ltd.	400	7,988
	Yuasa Trading Co. Ltd.	7,200	160,643
	Yurtec Corp.	19,500	102,998
	Yushin Precision Equipment Co. Ltd.	6,100	29,512
	Yushiro Chemical Industry Co. Ltd.	2,700	21,506
	Yutaka Giken Co. Ltd.	1,500	20,486
#	Z Holdings Corp.	247,600	972,037
	Zaoh Co. Ltd.	2,300	35,159
	Zenitaka Corp.	900	26,000
	Zenkoku Hosho Co. Ltd.	24,100	845,817
	Zenrin Co. Ltd.	9,950	72,367
#	Zensho Holdings Co. Ltd.	21,368	503,904
	Zeon Corp.	69,400	739,023
	ZERIA Pharmaceutical Co. Ltd.	2,000	30,602
	ZIGExN Co. Ltd.	30,800	72,629
	ZOZO, Inc.	27,100	567,406
	Zuiko Corp.	6,500	39,006

TOTAL JAPAN			632,410,844

NETHERLANDS — (4.2%)
	Aalberts NV	26,795	1,302,030
Ω	ABN AMRO Bank NV	151,696	1,885,758
*	Accell Group NV	17,633	1,065,192
*Ω	Adyen NV	3,225	5,409,271
#	Aegon NV	429,354	2,226,063
#	Aegon NV	284,027	1,459,899
#	Akzo Nobel NV	57,707	5,005,918
*Ω	Alfen Beheer BV	8,157	733,587
	AMG Advanced Metallurgical Group NV	8,773	343,041

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
NETHERLANDS — (Continued)
*	Amsterdam Commodities NV	10,798	$288,355
	APERAM SA	25,271	975,397
	Arcadis NV	36,472	1,521,748
	ASM International NV	8,952	2,690,005
	ASML Holding NV	6,365	3,612,331
	ASML Holding NV	53,424	30,118,849
	ASR Nederland NV	97,797	4,444,744
*	Avantium NV	4,980	18,002
Ω	B&S Group Sarl	10,369	76,336
#*Ω	Basic-Fit NV	7,587	317,874
#	BE Semiconductor Industries NV	34,549	2,106,060
*	Beter Bed Holding NV	3,566	18,708
	Brunel International NV	13,873	161,197
	Coca-Cola Europacific Partners PLC	44,682	2,275,685
	Corbion NV	19,456	674,545
#Ω	Flow Traders	17,133	559,321
	ForFarmers NV	14,215	43,611
*	Fugro NV	35,053	429,411
	Heijmans NV	15,701	215,640
#	Heineken NV	22,824	2,227,873
*	Hunter Douglas NV	853	155,985
	IMCD NV	18,540	2,951,984
#	ING Groep NV	709,368	6,720,701
*Ω	Intertrust NV	31,283	645,530
	JDE Peet’s NV	1,793	52,748
	Kendrion NV	6,117	116,446
	Koninklijke Ahold Delhaize NV	173,174	5,107,934
*	Koninklijke BAM Groep NV	117,991	326,580
	Koninklijke DSM NV	28,954	4,867,445
	Koninklijke KPN NV	1,921,008	6,628,616
	Koninklijke Philips NV	111,278	2,907,819
	Koninklijke Philips NV	66,982	1,726,804
	Koninklijke Vopak NV	23,308	626,746
*Ω	Lucas Bols NV	4,403	48,618
	Nedap NV	2,325	154,498
	NN Group NV	87,943	4,307,587
	Ordina NV	40,483	185,168
#	PostNL NV	246,640	808,181
	Prosus NV	113,987	5,497,441
	Randstad NV	74,566	3,942,986
Ω	Signify NV	57,383	2,427,736
*	Sligro Food Group NV	12,067	283,227
	Stellantis NV	109,652	1,466,047
#	TKH Group NV	14,207	696,714
#*	TomTom NV	29,479	254,508
	Universal Music Group NV	66,813	1,550,490
	Van Lanschot Kempen NV	12,253	319,087
	Wolters Kluwer NV	112,162	11,326,427

TOTAL NETHERLANDS			138,310,504

NEW ZEALAND — (0.4%)
#*	AFT Pharmaceuticals Ltd.	3,673	8,536
	Arvida Group Ltd.	61,731	65,187
*	Auckland International Airport Ltd.	133,485	670,498
	Briscoe Group Ltd.	8,008	30,981
	Chorus Ltd.	207,081	982,442
	Chorus Ltd., ADR	880	20,434
	Contact Energy Ltd.	42,388	222,690
	EBOS Group Ltd.	36,963	1,008,177

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
NEW ZEALAND — (Continued)
	Fisher & Paykel Healthcare Corp. Ltd.	72,482	$996,056
	Fletcher Building Ltd.	87,753	349,566
	Freightways Ltd.	67,672	534,898
#*	Gentrack Group Ltd.	3,743	4,038
	Hallenstein Glasson Holdings Ltd.	25,034	97,108
	Heartland Group Holdings Ltd.	201,166	296,977
	Infratil Ltd.	199,424	1,079,211
	Investore Property Ltd.	76,064	81,642
	KMD Brands Ltd.	256,380	227,201
	Mainfreight Ltd.	10,911	571,118
	Mercury NZ Ltd.	87,634	339,762
	Meridian Energy Ltd.	175,920	533,927
	Napier Port Holdings Ltd.	4,632	8,659
*	NEW Zealand King Salmon Investments Ltd.	7,998	1,556
	NZME Ltd.	21,581	20,304
	NZX Ltd.	102,074	83,514
	Oceania Healthcare Ltd.	43,419	28,815
*	Pacific Edge Ltd.	50,042	28,918
	PGG Wrightson Ltd.	16,236	42,161
	Port of Tauranga Ltd.	26,898	112,175
*	Pushpay Holdings Ltd.	178,018	150,144
*	Rakon Ltd.	23,774	25,677
	Restaurant Brands New Zealand Ltd.	8,808	73,132
#	Ryman Healthcare Ltd.	22,629	133,924
*	Serko Ltd.	6,950	22,810
	Skellerup Holdings Ltd.	41,550	153,127
*	SKY Network Television Ltd.	74,505	128,528
	SKYCITY Entertainment Group Ltd.	272,541	509,147
	Spark New Zealand Ltd.	428,582	1,355,472
	Summerset Group Holdings Ltd.	38,290	288,399
	TOWER Ltd.	162,997	73,539
#	Trustpower Ltd.	30,134	131,085
#	Turners Automotive Group Ltd.	11,522	29,963
	Vector Ltd.	74,660	212,173
*	Vista Group International Ltd.	55,777	66,979
	Warehouse Group Ltd.	78,685	175,558
	Z Energy Ltd.	297,137	725,123

TOTAL NEW ZEALAND			12,701,331

NORWAY — (0.7%)
	2020 Bulkers Ltd.	1,662	21,209
	ABG Sundal Collier Holding ASA	182,864	138,976
*	Adevinta ASA	24,894	192,317
	AF Gruppen ASA	13,278	267,948
*	Akastor ASA	93,032	80,755
	Aker Solutions ASA	170,260	588,308
	AKVA Group ASA	1,484	13,629
*	Archer Ltd.	62,371	19,434
*	ArcticZymes Technologies ASA	7,230	66,169
	Atea ASA	58,300	694,686
*	Axactor SE	35,548	23,088
*	Borr Drilling Ltd.	1,227	4,865
	Borregaard ASA	38,929	742,566
	Bouvet ASA	22,684	166,855
*Ω	Crayon Group Holding ASA	17,098	251,502
#	DNB Bank ASA	178,049	3,450,111
Ω	Elmera Group ASA	45,580	102,860
Ω	Europris ASA	109,562	556,714
*	Gaming Innovation Group, Inc.	16,486	31,051

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
NORWAY — (Continued)
#	Gjensidige Forsikring ASA	41,621	$889,832
*	Golar LNG Ltd.	568	12,678
*	Grieg Seafood ASA	1,593	23,732
*	Hexagon Composites ASA	18,141	71,706
	Hunter Group ASA	166,241	54,378
Ω	Kid ASA	12,875	144,826
	Kitron ASA	67,277	131,256
Ω	Klaveness Combination Carriers ASA	1,888	11,330
	Komplett Bank ASA	37,152	28,420
*	Kongsberg Automotive ASA	217,736	57,016
	Kongsberg Gruppen ASA	44,544	1,913,280
	Leroy Seafood Group ASA	35,948	337,382
*	Magnora ASA	9,926	19,954
*	Magseis Fairfield ASA	60,655	39,476
	Medistim ASA	2,470	66,732
	Mowi ASA	47,239	1,334,367
	MPC Container Ships ASA	58,471	174,038
#Ω	Multiconsult ASA	5,960	92,843
*	Napatech AS	6,392	6,022
*	Nekkar ASA	31,393	26,276
#*	NEL ASA	186,333	264,792
#*	Nordic Nanovector ASA	10,606	16,092
*	Nordic Semiconductor ASA	50,935	1,012,651
	Norsk Hydro ASA	59,862	502,692
*Ω	Norske Skog ASA	17,530	96,079
#	Norway Royal Salmon ASA	6,537	171,443
*	NRC Group ASA	26,226	52,303
*	Odfjell Drilling Ltd.	68,093	174,655
*	Odfjell Technology Ltd.	11,349	27,358
Ω	Okeanis Eco Tankers Corp.	2,192	22,145
	Olav Thon Eiendomsselskap ASA	4,832	97,653
	Orkla ASA	86,136	698,963
*	Otello Corp. ASA	11,652	33,494
	Pareto Bank ASA	9,104	52,768
#*	PGS ASA	99,319	37,911
*	PhotoCure ASA	1,744	21,547
	Protector Forsikring ASA	26,718	303,403
*	Q-Free ASA	16,611	13,082
	Salmar ASA	8,731	714,455
	Sandnes Sparebank	3,741	40,140
*	SATS ASA	4,713	8,847
Ω	Scatec ASA	46,311	559,745
#	Schibsted ASA, Class A	13,506	281,450
	Schibsted ASA, Class B	21,036	404,361
*	Self Storage Group ASA	10,099	33,714
#	Selvaag Bolig ASA	22,230	105,021
*Ω	Shelf Drilling Ltd.	52,855	73,929
	SpareBank 1 Helgeland	658	8,964
	Sparebank 1 Oestlandet	16,555	242,251
	SpareBank 1 SR-Bank ASA	64,668	823,465
	Sparebanken More	1,882	16,052
	Storebrand ASA	158,570	1,377,369
#	Subsea 7 SA	132,812	1,088,567
	TGS ASA	86,990	1,341,970
	Tomra Systems ASA	16,058	631,488
*	Ultimovacs ASA	1,432	11,585
	Veidekke ASA	40,140	519,758
*	Volue ASA	12,919	55,096

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
NORWAY — (Continued)
Ω	XXL ASA	53,140	$55,586

TOTAL NORWAY			24,841,431

PORTUGAL — (0.2%)
	Altri SGPS SA	40,466	268,561
*††	Banco Espirito Santo SA	18,689	0
	Corticeira Amorim SGPS SA	15,139	156,613
	CTT-Correios de Portugal SA	59,689	269,797
	EDP - Energias de Portugal SA	110,035	512,836
#	EDP Renovaveis SA	66,285	1,568,778
*	Greenvolt-Energias Renovaveis SA	610	4,552
	Jeronimo Martins SGPS SA	63,149	1,314,550
	Navigator Co. SA	89,065	365,363
	NOS SGPS SA	98,381	416,035
#*	Novabase SGPS SA	2,429	13,073
	REN - Redes Energeticas Nacionais SGPS SA	150,773	459,574
	Sonae SGPS SA	388,768	419,709

TOTAL PORTUGAL			5,769,441

SINGAPORE — (0.6%)
	AEM Holdings Ltd.	58,200	199,310
	Avarga Ltd.	145,200	25,355
#*	Best World International Ltd.	31,277	30,758
	Boustead Projects Ltd.	5,100	3,488
	Boustead Singapore Ltd.	82,300	56,733
	BRC Asia Ltd.	23,800	28,315
	Bukit Sembawang Estates Ltd.	79,000	287,057
	Bund Center Investment Ltd.	5,250	2,019
*	Capitaland Investment Ltd.	139,000	421,476
*	Centurion Corp. Ltd.	64,200	17,172
	China Aviation Oil Singapore Corp. Ltd.	148,900	95,730
	China Sunsine Chemical Holdings Ltd.	198,500	66,569
	Chip Eng Seng Corp. Ltd.	265,600	87,919
	City Developments Ltd.	99,100	607,593
*	COSCO Shipping International Singapore Co. Ltd.	268,200	47,433
	CSE Global Ltd.	200,000	69,123
	Dairy Farm International Holdings Ltd.	120,400	325,182
	Dasin Retail Trust	37,500	7,983
	DBS Group Holdings Ltd.	232,777	5,647,314
*††	Ezion Holdings Ltd.	350,280	2,052
#*††	Ezra Holdings Ltd.	194,482	290
	Far East Orchard Ltd.	50,200	40,514
	Food Empire Holdings Ltd.	66,800	25,750
	Fraser & Neave Ltd.	68,900	68,539
	Frasers Property Ltd.	103,200	81,061
	Frencken Group Ltd.	103,400	104,892
	Fu Yu Corp. Ltd.	192,800	38,363
*	Gallant Venture Ltd.	272,800	25,181
	GK Goh Holdings Ltd.	1,700	1,156
	Great Eastern Holdings Ltd.	16,100	236,831
#	GuocoLand Ltd.	129,966	153,272
	Hanwell Holdings Ltd.	60,700	17,541
	Haw Par Corp. Ltd.	37,400	314,781
	Ho Bee Land Ltd.	82,800	180,928
	Hong Fok Corp. Ltd.	104,900	67,753
	Hongkong Land Holdings Ltd.	124,300	579,855
	Hour Glass Ltd.	66,500	118,403
	HRnetgroup Ltd.	119,200	68,673

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
SINGAPORE — (Continued)
	Hutchison Port Holdings Trust	645,000	$153,740
#	iFAST Corp. Ltd.	76,600	275,063
	InnoTek Ltd.	33,100	13,910
*††	K1 Ventures Ltd.	17,100	0
	Metro Holdings Ltd.	159,400	88,744
	Micro-Mechanics Holdings Ltd.	22,100	50,495
#*††	Midas Holdings Ltd.	200,100	5,209
	Nanofilm Technologies International Ltd.	42,600	82,220
	NSL Ltd.	2,000	1,323
	OUE Ltd.	72,500	71,188
	Oversea-Chinese Banking Corp. Ltd.	392,345	3,483,468
	Oxley Holdings Ltd.	373,865	49,150
	Pacific Century Regional Developments Ltd.	48,300	15,492
	Pan-United Corp. Ltd.	28,600	8,587
	Propnex Ltd.	34,600	45,037
	Q&M Dental Group Singapore Ltd.	53,280	19,591
*	Raffles Education Corp. Ltd.	86,403	4,154
	Raffles Medical Group Ltd.	164,600	142,137
*	SATS Ltd.	73,460	239,852
	SBS Transit Ltd.	5,000	10,575
*	Sembcorp Marine Ltd.	1,267,800	99,408
	Sheng Siong Group Ltd.	187,800	207,366
*	SIA Engineering Co. Ltd.	33,500	64,337
	SIIC Environment Holdings Ltd.	661,100	105,188
	Silverlake Axis Ltd.	135,100	31,428
	Singapore Exchange Ltd.	159,400	1,121,593
	Singapore Land Group Ltd.	68,500	127,304
	Singapore Post Ltd.	568,400	291,888
	Singapore Technologies Engineering Ltd.	308,300	907,978
	StarHub Ltd.	111,900	101,497
	Straits Trading Co. Ltd.	86,600	207,259
*††	Swiber Holdings Ltd.	50,250	741
	Thomson Medical Group Ltd.	916,800	53,344
	Tuan Sing Holdings Ltd.	129,466	37,886
	UMS Holdings Ltd.	187,375	159,546
	UOB-Kay Hian Holdings Ltd.	95,933	113,008
	UOL Group Ltd.	85,451	449,005
	Valuetronics Holdings Ltd.	179,910	68,652
	Venture Corp. Ltd.	55,500	681,314
	Vicom Ltd.	32,400	48,850
	Wing Tai Holdings Ltd.	258,800	324,821
	Yangzijiang Financial Holding Pte. Ltd.	521,700	205,594
	Yangzijiang Shipbuilding Holdings Ltd.	521,700	340,369

TOTAL SINGAPORE			20,660,675

SPAIN — (1.9%)
#	Acciona SA	20,585	4,029,460
	Acerinox SA	80,730	850,025
#	ACS Actividades de Construccion y Servicios SA	61,839	1,583,404
Ω	Aedas Homes SA	5,100	119,303
*Ω	Aena SME SA	7,035	998,333
	Almirall SA	21,649	281,243
*	Amadeus IT Group SA	49,862	3,124,498
*	Amper SA	270,945	73,905
	Applus Services SA	73,138	570,545
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	180,135
	Azkoyen SA	1,659	9,646
	Banco de Sabadell SA	3,750,159	2,910,401
#	Banco Santander SA	2,297,271	6,713,426

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
SPAIN — (Continued)
	Banco Santander SA, Sponsored ADR	69,983	$201,551
	Bankinter SA	256,264	1,508,081
	CaixaBank SA	975,005	3,147,213
*††	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	11,780	361,176
*	Distribuidora Internacional de Alimentacion SA	1,085,591	14,865
#*	Duro Felguera SA	19,192	18,400
*	eDreams ODIGEO SA	8,936	71,828
	Elecnor SA	13,628	160,766
	Enagas SA	129,610	2,802,516
*	Ence Energia y Celulosa SA	32,665	122,362
	Endesa SA	39,105	819,541
*	Ercros SA	40,029	137,265
	Faes Farma SA	133,829	561,539
	Ferrovial SA	44,518	1,141,635
	Fluidra SA	47,204	1,277,538
Ω	Gestamp Automocion SA	49,585	161,968
Ω	Global Dominion Access SA	26,409	109,196
#	Grifols SA	46,887	785,298
	Grupo Catalana Occidente SA	17,672	509,037
	Grupo Empresarial San Jose SA	2,330	9,903
#*	Grupo Ezentis SA	13,405	2,111
	Iberdrola SA	833,046	9,572,367
	Iberpapel Gestion SA	3,953	66,130
*	Indra Sistemas SA	114,028	1,162,014
#	Industria de Diseno Textil SA	162,735	3,412,108
	Laboratorios Farmaceuticos Rovi SA	9,102	621,495
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	271,201	389,612
	Mapfre SA	458,976	837,566
*	Mediaset Espana Comunicacion SA	124,407	556,718
Ω	Metrovacesa SA	17,708	141,400
*Ω	Neinor Homes SA	14,848	168,215
*	Obrascon Huarte Lain SA	90,887	78,299
	Pharma Mar SA	156	11,941
*	Promotora de Informaciones SA, Class A	51,144	33,963
#Ω	Prosegur Cash SA	168,648	125,057
#	Prosegur Cia de Seguridad SA	103,085	213,349
*	Realia Business SA	163,953	152,799
	Red Electrica Corp. SA	180,255	3,629,299
#	Renta Corp. Real Estate SA	3,910	7,557
	Sacyr SA	127,540	343,543
*	Siemens Gamesa Renewable Energy SA	40,851	650,698
*	Solaria Energia y Medio Ambiente SA	38,829	861,641
Ω	Talgo SA	18,095	73,107
	Talgo SA	354	1,445
*	Tecnicas Reunidas SA	13,829	114,520
#	Telefonica SA, Sponsored ADR	10,656	50,936
#	Telefonica SA	957,259	4,656,722
	Vidrala SA	9,347	669,765

TOTAL SPAIN.			63,970,380

SWEDEN — (3.9%)
#	AddLife AB, Class B	42,408	937,007
	AddNode Group AB	6,977	294,943
	AddTech AB, Class B	117,253	2,068,388
#	AFRY AB	40,278	667,714
#	Alfa Laval AB.	47,063	1,310,058
Ω	Alimak Group AB	14,456	152,550
	Alligo AB, Class B	10,977	125,723

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
SWEDEN — (Continued)
Ω	Ambea AB	38,834	$197,111
*	Annehem Fastigheter AB, Class B	17,670	48,151
#	AQ Group AB	1,915	54,624
	Arjo AB, Class B	65,958	495,137
	Assa Abloy AB, Class B	72,525	1,832,861
#	Atlas Copco AB, Class A	124,637	5,650,649
	Atlas Copco AB, Class B	72,695	2,877,105
	Atrium Ljungberg AB, Class B	14,480	236,774
*Ω	Attendo AB	61,296	165,761
	Avanza Bank Holding AB	53,973	1,366,690
#	Axfood AB	52,659	1,558,281
*	Balco Group AB	1,903	19,923
	Beijer Alma AB	16,990	353,426
*	Beijer Electronics Group AB	10,291	67,984
#	Beijer Ref AB, Class B	65,502	1,066,633
	Bergman & Beving AB	14,044	180,161
	Bergs Timber AB, Class B	28,770	17,988
	Besqab AB	764	12,060
	Betsson AB, Class B	64,795	398,031
*	Better Collective AS	11,333	174,679
#*	BHG Group AB	17,409	119,866
	Bilia AB, Class A	60,641	840,964
	BillerudKorsnas AB	97,915	1,510,953
	BioGaia AB, Class B	7,871	494,909
	Biotage AB	14,670	303,889
	Bjorn Borg AB	8,728	40,489
#	Boliden AB	98,373	4,265,568
	Bonava AB, Class B	47,264	229,444
#*Ω	Boozt AB	11,337	119,044
	Boule Diagnostics AB	3,131	13,097
Ω	Bravida Holding AB	60,418	619,382
	BTS Group AB, Class B	554	20,738
	Bufab AB	17,769	589,492
#	Bulten AB	4,602	32,207
	Bure Equity AB	28,861	680,588
	Byggmax Group AB	39,743	305,651
*	Calliditas Therapeutics AB, Class B	2,326	17,549
*	Careium AB	11,863	17,360
#	Castellum AB	25,073	496,529
	Catella AB	15,471	60,592
	Catena AB	10,120	528,315
#*	Catena Media PLC	25,625	107,851
*	Cavotec SA	12,463	17,566
	Cellavision AB	2,612	82,010
	Clas Ohlson AB, Class B	32,028	363,614
	Cloetta AB, Class B	95,864	242,252
*	Collector AB	13,954	60,874
	Concentric AB	21,100	412,095
Ω	Coor Service Management Holding AB	39,524	358,342
	Corem Property Group AB, Class B	147,943	313,245
	Dios Fastigheter AB	32,329	288,662
Ω	Dometic Group AB	99,143	849,068
*	Doro AB	11,863	26,314
*	Duni AB	12,872	117,796
#Ω	Dustin Group AB	38,901	279,516
	Eastnine AB	4,897	48,111
	Elanders AB, Class B	9,017	136,197
	Electrolux AB, Class B	88,709	1,352,848
	Electrolux Professional AB, Class B	113,936	638,632

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
SWEDEN — (Continued)
#	Elekta AB, Class B	224,714	$1,513,510
*Ω	Eltel AB	21,941	25,805
*	Enea AB	6,109	72,607
#	Eolus Vind AB, Class B	4,899	51,822
#	Epiroc AB, Class A	112,386	2,278,408
	Epiroc AB, Class B	66,719	1,163,969
Ω	Evolution AB	8,190	840,280
	eWork Group AB	1,253	15,035
	Fabege AB	97,932	1,188,711
	Fagerhult AB	32,191	161,564
*	Fastighets AB Balder, Class B	11,536	571,808
	Fastighets AB Trianon.	844	12,864
	FastPartner AB, Class A	12,345	103,653
	FastPartner AB, Class D	2,155	17,987
#	Fenix Outdoor International AG	1,981	176,618
	Ferronordic AB	4,034	18,497
	FormPipe Software AB	5,484	19,208
	G5 Entertainment AB	2,728	51,509
	GARO AB	9,297	139,145
	Getinge AB, Class B	61,556	1,780,679
*	GHP Specialty Care AB	10,906	38,834
	Granges AB	45,107	370,458
*Ω	Green Landscaping Group AB	1,322	10,963
#	H & M Hennes & Mauritz AB, Class B	133,482	1,680,414
*	Haldex AB	15,422	63,374
	Hanza Holding AB	9,770	40,293
#	Heba Fastighets AB, Class B	13,614	174,750
#	Hexagon AB, Class B	143,475	1,851,247
#	Hexatronic Group AB	11,304	478,251
#	Hexpol AB	134,099	1,151,396
	HMS Networks AB	14,133	578,461
*Ω	Hoist Finance AB	31,835	98,088
	Holmen AB, Class B	21,726	1,255,736
	Hufvudstaden AB, Class A	42,053	544,887
	Husqvarna AB, Class A	11,102	107,233
	Husqvarna AB, Class B	133,995	1,280,872
	Indutrade AB	64,155	1,513,276
	Instalco AB	93,995	580,125
*	International Petroleum Corp.	13,730	131,748
#	Intrum AB	36,345	878,570
#	INVISIO AB	10,903	193,248
	Inwido AB	21,528	297,213
*	ITAB Shop Concept AB	2,638	2,971
	JM AB	32,586	752,577
#*	John Mattson Fastighetsforetagen AB	2,938	45,773
	Kabe Group AB, Class B	1,438	34,511
	Karnov Group AB	16,341	110,555
#*	Karo Pharma AB	7,201	41,378
*	K-fast Holding AB	14,921	68,357
	Kindred Group PLC	172,474	1,512,147
	KNOW IT AB	7,822	240,911
	Lagercrantz Group AB, Class B	85,860	874,039
Ω	LeoVegas AB	18,258	78,304
	Lifco AB, Class B	57,055	1,196,765
	Lime Technologies AB	3,590	100,971
	Lindab International AB	27,447	640,167
	Loomis AB	22,206	553,279
*	Medcap AB	998	14,759
	Medicover AB, Class B	24,763	410,025

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
SWEDEN — (Continued)
*	Medivir AB, Class B	11,208	$8,942
*	Mekonomen AB	14,407	166,035
#	Micro Systemation AB, Class B	4,618	24,865
#	Midsona AB, Class B	10,809	27,819
#*	Millicom International Cellular SA	31,125	701,705
	MIPS AB	9,935	705,578
*	Modern Times Group MTG AB, Class B	51,679	546,550
*	Momentum Group AB	10,977	83,618
Ω	Munters Group AB	41,722	249,249
	Mycronic AB	48,467	847,570
	NCAB Group AB	6,369	40,049
	NCC AB, Class B	39,975	495,302
#	Nederman Holding AB	6,890	115,932
*	Nelly Group AB	5,034	9,600
*	Net Insight AB, Class B	152,223	62,240
	New Wave Group AB, Class B	24,388	425,827
	Nibe Industrier AB, Class B	130,088	1,275,435
	Nilorngruppen AB, Class B	3,984	46,803
	Nobia AB	44,971	176,488
*	Nordic Entertainment Group AB, Class B	34,324	1,127,164
	Nordic Waterproofing Holding AB	12,584	230,519
*	Note AB	8,541	176,946
	NP3 Fastigheter AB	6,447	179,164
	Nyfosa AB	64,866	714,929
	OEM International AB, Class B	16,066	248,139
*	Pandox AB	37,344	520,293
#	Peab AB, Class B	108,710	1,038,559
	Platzer Fastigheter Holding AB, Class B	27,798	282,337
	Prevas AB, Class B	1,582	20,310
	Proact IT Group AB	11,094	80,721
	Probi AB	616	18,807
	Ratos AB, Class B	145,087	740,241
*	RaySearch Laboratories AB	8,329	36,546
	Rejlers AB	5,502	84,668
Ω	Resurs Holding AB	50,452	146,749
	Rottneros AB	32,778	44,368
	Saab AB, Class B	18,474	781,430
	Sagax AB, Class A	309	8,214
	Sagax AB, Class B	20,992	536,229
#	Samhallsbyggnadsbolaget i Norden AB	120,629	378,916
	Samhallsbyggnadsbolaget i Norden AB, Class D	17,400	45,646
	Sandvik AB	153,454	2,904,625
#*Ω	Scandic Hotels Group AB	68,935	265,295
*	Sdiptech AB, Class B	1,428	50,011
#	Sectra AB, Class B	57,492	725,281
#	Securitas AB, Class B	177,186	2,092,000
	Semcon AB	4,539	57,591
*	Sensys Gatso Group AB	121,587	11,832
*	Serneke Group AB	7,020	33,035
#*Ω	Sinch AB	25,013	110,542
	Sintercast AB	846	11,142
	Skandinaviska Enskilda Banken AB, Class A	294,302	3,300,331
	Skandinaviska Enskilda Banken AB, Class C	3,672	44,741
	Skanska AB, Class B	126,014	2,407,143
#	SKF AB, Class A	4,361	85,593
#	SKF AB, Class B	78,807	1,287,130
	SkiStar AB	14,822	288,535
	Softronic AB, Class B	10,831	31,806
*	Solid Forsakring AB	5,045	24,495

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
SWEDEN — (Continued)
*	Stendorren Fastigheter AB	1,941	$47,465
*	Stillfront Group AB	30,657	61,915
*	Svedbergs i Dalstorp AB, Class B	3,742	19,082
	Svenska Cellulosa AB SCA, Class A	5,252	103,113
	Svenska Cellulosa AB SCA, Class B	106,623	2,063,454
	Svenska Handelsbanken AB, Class A	192,672	1,943,351
#	Svenska Handelsbanken AB, Class B	4,821	54,420
	Sweco AB, Class B	44,232	624,252
	Swedbank AB, Class A	124,347	1,967,075
*	Swedish Orphan Biovitrum AB	73,355	1,543,156
	Systemair AB	32,584	206,931
#	Tele2 AB, Class B	239,224	3,170,742
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	406,079
	Telefonaktiebolaget LM Ericsson, Class A	14,695	124,307
	Telefonaktiebolaget LM Ericsson, Class B	679,656	5,421,767
	Telia Co. AB	648,166	2,690,287
	Tethys Oil AB	15,803	149,730
	TF Bank AB	960	16,857
#Ω	Thule Group AB	59,126	2,050,910
	Trelleborg AB, Class B	38,671	848,194
	Troax Group AB	13,833	307,225
	VBG Group AB, Class B	7,388	105,646
*	Vicore Pharma Holding AB	16,746	40,118
	Vitec Software Group AB, Class B	9,819	494,797
	Vitrolife AB	14,729	378,727
	Volati AB	6,273	88,103
	Volvo AB, Class A	57,341	942,722
	Volvo AB, Class B	348,699	5,562,945
#	Wallenstam AB, Class B	68,724	759,858
#	Wihlborgs Fastigheter AB	61,076	1,058,914
	XANO Industri AB, Class B	1,470	43,632
*	XSpray Pharma AB	716	4,148

TOTAL SWEDEN			130,014,188

SWITZERLAND — (8.1%)
	ABB Ltd., Sponsored ADR	26,720	798,126
	ABB Ltd.	277,114	8,313,957
#	Adecco Group AG	123,565	4,768,358
#	Alcon, Inc.	57,038	4,061,676
	Allreal Holding AG	6,749	1,273,016
	ALSO Holding AG	2,962	669,808
*	ams-OSRAM AG	21,621	264,493
*	APG SGA SA	747	142,262
*	Aryzta AG	254,127	236,625
	Ascom Holding AG	20,796	183,989
	Bachem Holding AG, Class B	948	413,658
	Baloise Holding AG	22,991	3,999,076
	Banque Cantonale de Geneve	496	84,200
#	Banque Cantonale Vaudoise	12,119	1,024,210
	Belimo Holding AG	4,492	2,220,042
	Bellevue Group AG	3,163	121,503
	Berner Kantonalbank AG	2,328	535,901
	BKW AG	7,031	855,892
	Bobst Group SA	1,972	166,335
	Bossard Holding AG, Class A	2,590	560,689
	Bucher Industries AG	2,910	1,049,156
	Burckhardt Compression Holding AG	2,110	1,076,439
	Burkhalter Holding AG	2,850	224,399
	Bystronic AG	344	285,484

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
SWITZERLAND — (Continued)
	Calida Holding AG	2,365	$118,953
	Carlo Gavazzi Holding AG	182	54,873
	Cembra Money Bank AG	12,590	908,431
*	Cicor Technologies Ltd.	223	11,815
	Cie Financiere Richemont SA, Class A	80,982	9,409,354
#	Clariant AG	113,235	1,933,295
	Coltene Holding AG	1,916	181,760
	Comet Holding AG	759	164,076
#*	COSMO Pharmaceuticals NV	574	32,827
#	Credit Suisse Group AG	142,149	964,810
#	Credit Suisse Group AG, Sponsored ADR	219,978	1,473,853
	Daetwyler Holding AG	1,162	373,623
	DKSH Holding AG	26,021	2,234,291
	dormakaba Holding AG	998	463,219
*	Dottikon Es Holding AG	275	82,952
*	Dufry AG	32,246	1,283,460
	EFG International AG	39,852	300,395
	Emmi AG	983	974,315
	EMS-Chemie Holding AG	437	389,858
	Energiedienst Holding AG	2,093	93,624
*	Feintool International Holding AG	280	12,343
*	Flughafen Zurich AG	9,073	1,534,232
	Fundamenta Real Estate AG	4,407	89,698
Ω	Galenica AG	38,027	2,800,212
#*	GAM Holding AG	58,536	60,404
	Geberit AG	4,382	2,498,939
	Georg Fischer AG	17,520	950,812
	Givaudan SA	3,155	12,539,616
	Glarner Kantonalbank	1,134	30,954
#	Gurit Holding AG	97	123,658
	Helvetia Holding AG	19,614	2,520,530
	Hiag Immobilien Holding AG	534	55,476
	Huber & Suhner AG	8,765	768,718
#*	Implenia AG	6,444	145,708
#*	Ina Invest Holding AG	1,289	25,800
	Inficon Holding AG	405	368,742
	Interroll Holding AG	253	766,941
	Intershop Holding AG	436	283,915
	Investis Holding SA	1,724	199,100
	Julius Baer Group Ltd.	97,063	4,638,429
*	Jungfraubahn Holding AG	1,253	178,587
	Kardex Holding AG	2,698	513,459
	Komax Holding AG	1,071	281,329
#	Kudelski SA	3,540	11,792
	Kuehne + Nagel International AG	14,022	3,922,602
#	Landis+Gyr Group AG	9,722	542,576
	LEM Holding SA	108	248,798
	Liechtensteinische Landesbank AG	5,716	316,081
#	Logitech International SA	91,922	5,991,274
	Luzerner Kantonalbank AG	816	348,205
*Ω	Medacta Group SA	1,884	214,637
*Ω	Medartis Holding AG	941	99,075
Ω	Medmix AG	8,243	276,831
	Meier Tobler Group AG	2,096	49,025
	Metall Zug AG, Class B	62	129,209
	Mobilezone Holding AG	17,377	281,371
	Mobimo Holding AG	2,951	843,964
	Novartis AG, Sponsored ADR	205,037	18,049,407
	Novartis AG	25,021	2,211,087

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
SWITZERLAND — (Continued)
	Novavest Real Estate AG	452	$22,021
	OC Oerlikon Corp. AG	72,966	520,295
*	Orascom Development Holding AG	4,687	42,748
	Orell Fuessli AG	246	22,398
	Partners Group Holding AG	4,629	4,904,412
	Peach Property Group AG	1,006	51,785
	Phoenix Mecano AG	277	110,691
	Plazza AG, Class A	212	76,698
	PSP Swiss Property AG	17,599	2,218,036
	Rieter Holding AG	1,435	195,074
#	Roche Holding AG	5,649	2,269,460
	Roche Holding AG	133,550	49,522,172
	Schaffner Holding AG	38	12,253
	Schindler Holding AG	4,347	834,512
	Schweiter Technologies AG	457	459,566
*Ω	Sensirion Holding AG	4,284	513,800
	SFS Group AG	5,636	705,814
	SGS SA	1,371	3,522,813
	SIG Combibloc Group AG	132,636	2,776,798
	Sika AG	40,428	12,349,056
	Softwareone Holding AG	26,015	351,735
	Sonova Holding AG	13,953	5,031,816
	St Galler Kantonalbank AG	943	454,764
#	Stadler Rail AG	7,255	263,584
	Straumann Holding AG	21,930	2,585,362
	Sulzer AG	8,243	617,628
#	Swatch Group AG	6,445	1,654,063
	Swatch Group AG	10,669	526,346
	Swiss Life Holding AG	9,253	5,410,368
	Swiss Prime Site AG	33,398	3,264,470
#	Swiss Re AG	64,602	5,297,805
*	Swiss Steel Holding AG	143,894	40,832
#	Swisscom AG	16,582	9,804,950
	Swissquote Group Holding SA	4,480	728,128
	Tecan Group AG	4,721	1,418,744
	Temenos AG	31,172	3,146,681
	TX Group AG	1,266	179,190
*	u-blox Holding AG	1,725	143,307
*	UBS Group AG	309,375	5,246,337
	Valiant Holding AG	7,047	703,909
	Valora Holding AG	1,870	305,759
	Varia U.S. Properties AG	791	43,863
Ω	VAT Group AG	10,852	3,356,648
	Vaudoise Assurances Holding SA	441	206,325
	Vifor Pharma AG	27,278	4,818,616
	Vontobel Holding AG	16,069	1,175,234
	VZ Holding AG	4,453	331,409
*	V-ZUG Holding AG	1,148	127,352
	Walliser Kantonalbank	751	85,355
	Warteck Invest AG	26	63,475
	Ypsomed Holding AG	1,162	166,055
	Zehnder Group AG	2,466	192,830
	Zug Estates Holding AG, Class B	122	249,546
	Zuger Kantonalbank AG	28	210,672
	Zurich Insurance Group AG	24,372	11,095,829

TOTAL SWITZERLAND			270,132,003

UNITED KINGDOM — (12.5%)
	3i Group PLC	357,029	5,842,868

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
	4imprint Group PLC	10,519	$357,449
	888 Holdings PLC	189,309	452,037
*	Abcam PLC	859	13,329
	Abrdn Plc	991,056	2,327,125
*	accesso Technology Group PLC	1,271	11,723
	Admiral Group PLC	58,594	1,844,380
	Advanced Medical Solutions Group PLC	35,430	123,511
	AG Barr PLC	28,648	208,394
	AJ Bell PLC	89,538	277,458
Ω	Alfa Financial Software Holdings PLC	51,602	116,884
	Alliance Pharma PLC	79,159	113,703
	Antofagasta PLC	114,562	2,193,164
*	AO World PLC	32,606	30,585
	Appreciate Group PLC	23,406	7,564
	Aptitude Software Group PLC	5,495	22,978
	Argentex Group PLC	9,454	8,805
*	Ascential PLC	123,292	488,822
	Ashmore Group PLC	184,764	510,771
	Ashtead Group PLC	86,404	4,467,711
*	ASOS PLC	43,836	763,294
#*Ω	Aston Martin Lagonda Global Holdings PLC	10,060	105,399
	AstraZeneca PLC, Sponsored ADR	192,987	12,814,337
	AstraZeneca PLC	25,658	3,423,836
Ω	Auto Trader Group PLC	456,646	3,603,923
Ω	Avast PLC	328,476	2,328,922
	AVEVA Group PLC	14,160	380,565
	Aviva PLC	1,018,368	5,463,675
	Avon Protection PLC	10,138	134,618
	B&M European Value Retail SA	341,025	2,089,490
*	Babcock International Group PLC	186,427	711,770
	BAE Systems PLC	708,526	6,544,411
Ω	Bakkavor Group PLC	17,452	23,145
	Balfour Beatty PLC	188,688	571,670
	Bank of Georgia Group PLC	9,726	149,852
#	Barclays PLC, Sponsored ADR	281,451	2,096,810
	Barclays PLC	282,345	518,990
	Barratt Developments PLC	245,403	1,501,386
	Beazley PLC	281,246	1,514,959
	Begbies Traynor Group PLC	34,007	50,073
	Bellway PLC	46,499	1,412,280
	Berkeley Group Holdings PLC	58,560	2,969,958
	Bloomsbury Publishing PLC	32,035	160,748
#*	Boohoo Group PLC	332,375	336,488
	Braemar Shipping Services PLC	3,084	10,281
	Brewin Dolphin Holdings PLC	135,677	868,967
	Britvic PLC	145,386	1,557,967
	Brooks Macdonald Group PLC	412	12,491
	BT Group PLC	1,691,456	3,750,948
	Bunzl PLC	83,058	3,204,429
	Burberry Group PLC	135,646	2,677,035
	Burford Capital Ltd.	58,019	496,100
	Bytes Technology Group PLC	109,815	610,462
*	C&C Group PLC	125,118	326,618
*	Capita PLC	467,669	139,565
	Capital Ltd.	8,163	10,296
*	Card Factory PLC	138,000	100,829
	CareTech Holdings PLC	6,259	57,754
	Carr’s Group PLC	37,151	68,178
	Castings PLC	1,710	6,958

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
*	Cazoo Group Ltd.	24,662	$41,679
	Centamin PLC	136,701	156,675
	Central Asia Metals PLC	27,437	91,927
*	CentralNic Group PLC	14,147	23,858
	Chemring Group PLC	93,389	407,826
	Chesnara PLC	82,403	295,936
*	Circassia Group PLC	9,031	4,003
	Clarkson PLC	10,235	471,244
	Clipper Logistics PLC	21,394	231,471
	Close Brothers Group PLC	61,341	850,549
	CLS Holdings PLC	24,786	63,344
Ω	CMC Markets PLC	49,507	179,503
	CNH Industrial NV	186,079	2,642,622
	Coca-Cola HBC AG	21,468	435,240
	Compass Group PLC	274,732	5,797,345
	Computacenter PLC	61,212	2,056,688
Ω	ConvaTec Group PLC	406,203	1,074,524
*	Costain Group PLC	23,192	11,481
*Ω	Countryside Partnerships PLC	169,219	528,351
	Crest Nicholson Holdings PLC	124,972	393,221
	Croda International PLC	31,276	3,037,708
	Currys PLC	727,358	843,326
	CVS Group PLC	9,435	212,993
	DCC PLC	41,299	3,129,182
*	De La Rue PLC	55,351	76,566
	Dechra Pharmaceuticals PLC	20,090	910,385
	DFS Furniture PLC	84,939	177,169
	Diageo PLC, Sponsored ADR	71,872	14,279,529
	Diageo PLC	21,285	1,061,884
#*	Dialight PLC	4,837	21,792
#*	Dignity PLC	13,155	85,674
	Diploma PLC	57,941	1,987,306
	Direct Line Insurance Group PLC	473,991	1,504,389
	DiscoverIE Group PLC	21,648	205,348
	Domino’s Pizza Group PLC	135,974	593,426
	dotdigital group PLC	111,034	121,107
	Drax Group PLC	139,742	1,412,191
	DS Smith PLC	477,566	1,962,446
	Dunelm Group PLC	45,981	563,056
Ω	DWF Group PLC	67,919	93,013
	EKF Diagnostics Holdings PLC	33,900	14,864
	Electrocomponents PLC	317,313	4,141,721
*	Elementis PLC	229,314	348,326
	EMIS Group PLC	38,383	639,783
*	Entain PLC	170,958	3,212,355
	Epwin Group PLC	48,473	51,902
*	Ergomed PLC	722	10,653
#*	Esken Ltd.	93,715	11,983
	Euromoney Institutional Investor PLC	33,551	413,715
	Experian PLC	230,746	7,968,663
*	FD Technologies PLC	676	20,031
	FDM Group Holdings PLC	50,232	633,935
	Ferguson PLC	53,042	6,654,053
	Fevertree Drinks PLC	27,257	618,045
	Fintel PLC	2,266	6,009
*	Flowtech Fluidpower PLC	100	160
Ω	Forterra PLC	43,760	136,808
	Foxtons Group PLC	75,922	40,078
*	Frasers Group PLC	90,675	770,136

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
	Fresnillo PLC	55,323	$535,316
#*	Frontier Developments PLC	5,954	95,903
*Ω	Funding Circle Holdings PLC	29,473	26,846
	Future PLC	16,446	450,419
	Galliford Try Holdings PLC	39,810	85,398
	Games Workshop Group PLC	11,718	1,082,953
*	Gaming Realms PLC	36,865	14,043
	Gamma Communications PLC	17,923	267,144
	GB Group PLC	21,132	153,144
	Gem Diamonds Ltd.	41,554	30,686
	Genuit Group PLC	43,825	247,398
	GlaxoSmithKline PLC, Sponsored ADR	119,518	5,411,775
#	GlaxoSmithKline PLC	252,371	5,689,094
*	Go-Ahead Group PLC	12,828	152,197
	Grafton Group PLC	72,119	873,452
	Grainger PLC	354,972	1,320,414
*	Greencore Group PLC	154,457	221,905
	Greggs PLC	22,485	656,021
*Ω	Gym Group PLC	27,078	64,836
	Halfords Group PLC	110,196	313,569
	Halma PLC	64,182	1,970,100
	Hargreaves Lansdown PLC	118,067	1,351,672
	Harworth Group PLC	37,928	79,414
	Hays PLC	825,779	1,268,269
	Headlam Group PLC	13,491	61,580
	Helical PLC	46,616	253,494
	Henry Boot PLC	33,471	136,098
	Hikma Pharmaceuticals PLC	8,199	192,598
	Hill & Smith Holdings PLC	31,662	547,607
	Hilton Food Group PLC	43,543	660,666
	Hiscox Ltd.	113,406	1,346,610
	Hochschild Mining PLC	98,240	144,311
*	Hollywood Bowl Group PLC	53,900	173,108
	HomeServe PLC	178,793	2,197,317
*Ω	Hostelworld Group PLC	52,387	55,377
	Howden Joinery Group PLC	298,788	2,828,779
	HSBC Holdings PLC	52,879	330,448
#	HSBC Holdings PLC, Sponsored ADR	252,596	7,833,002
*Ω	HSS Hire Group PLC	115,356	24,443
*	Hyve Group PLC	63,192	59,796
Ω	Ibstock PLC	61,250	144,593
#	IDOX PLC	187,403	150,153
	IG Group Holdings PLC	144,642	1,478,252
	IMI PLC	109,845	1,849,216
	Impax Asset Management Group PLC	22,374	241,969
	Inchcape PLC	220,891	1,976,458
*	Indivior PLC	391,367	1,532,793
*	Informa PLC	204,402	1,450,009
	Intermediate Capital Group PLC	198,446	3,797,565
	Intertek Group PLC	33,886	2,111,603
	Investec PLC	153,498	904,086
	iomart Group PLC	30,153	68,113
	IP Group PLC	335,128	345,570
	ITV PLC	1,963,925	1,813,592
*	IWG PLC	284,310	863,146
*	J D Wetherspoon PLC	19,539	177,545
	J Sainsbury PLC	708,130	2,066,149
*	James Fisher & Sons PLC	8,525	42,037
	James Halstead PLC	15,847	49,291

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
	JD Sports Fashion PLC	831,885	$1,370,676
*	John Menzies PLC	25,855	192,279
*	John Wood Group PLC	461,005	1,281,830
	Johnson Matthey PLC	95,658	2,631,388
*	Joules Group PLC	3,174	2,166
	Jupiter Fund Management PLC	198,450	442,948
*Ω	Just Eat Takeaway.com NV	16,126	440,376
	Just Group PLC	721,559	762,252
	Kainos Group PLC	47,385	717,929
	Keller Group PLC	21,231	223,732
	Keywords Studios PLC	14,056	421,654
*	Kier Group PLC	91,952	91,051
*	Kin & Carta PLC	44,135	128,273
	Kingfisher PLC	665,021	2,097,190
*	Lamprell PLC	132,019	44,518
	Lancashire Holdings Ltd.	123,251	653,217
	Learning Technologies Group PLC	74,652	122,649
	Legal & General Group PLC	1,759,908	5,485,800
*	Liberty Global PLC, Class A	1,555	35,392
*	Liberty Global PLC, Class C	3,809	90,273
	Lloyds Banking Group PLC	6,635,337	3,768,624
	Lloyds Banking Group PLC, ADR	751,902	1,676,741
	London Stock Exchange Group PLC	14,802	1,459,355
*	Lookers PLC	179,737	187,573
	LSL Property Services PLC	36,243	177,630
Ω	Luceco PLC	38,080	91,130
*	M&C Saatchi PLC	1,389	3,402
	M&G PLC	1,347,959	3,578,756
	Macfarlane Group PLC	58,171	87,908
	Man Group PLC	595,840	1,736,592
*	Marks & Spencer Group PLC	780,091	1,331,709
	Marshalls PLC	130,393	997,840
*	McBride PLC	67,145	30,894
	Mears Group PLC	56,029	138,807
	Medica Group PLC	15,713	31,578
*	Mediclinic International PLC	8,937	41,431
*	Meggitt PLC	193,117	1,872,253
	Melrose Industries PLC	539,263	783,601
*	Metro Bank PLC	30,646	34,024
#	Micro Focus International PLC, Sponsored ADR	10,594	49,262
	Micro Focus International PLC	112,969	533,463
	Midwich Group PLC	8,550	67,290
*	Mitchells & Butlers PLC	63,425	180,675
	MJ Gleeson PLC	7,599	57,038
	Mondi PLC	56,126	1,054,381
	Moneysupermarket.com Group PLC	419,528	919,043
	Morgan Sindall Group PLC	29,099	784,577
	Mortgage Advice Bureau Holdings Ltd.	6,632	99,299
*	Motorpoint group PLC	30,228	91,562
*	N Brown Group PLC	88,702	32,372
*	Naked Wines PLC	6,499	29,413
*	National Express Group PLC	129,564	401,606
	National Grid PLC	105,847	1,572,565
#	National Grid PLC, Sponsored ADR	52,952	3,926,920
	Natwest Group PLC	364,951	979,086
	NCC Group PLC	103,129	234,080
	Next Fifteen Communications Group PLC	31,707	522,614
	Next PLC	28,249	2,115,869
	Nichols PLC	547	9,307

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
	Ninety One PLC	127,535	$424,943
	Norcros PLC	14,489	43,459
	Numis Corp. PLC	16,616	52,062
*	Ocado Group PLC	22,893	261,819
*Ω	On the Beach Group PLC	42,302	121,337
	OSB Group PLC	189,521	1,322,940
	Oxford Instruments PLC	23,239	673,771
	Pagegroup PLC	217,313	1,329,711
	Paragon Banking Group PLC	107,844	666,934
*	Parkmead Group PLC	34,723	23,941
	PayPoint PLC	50,858	371,587
	Pearson PLC	97,772	949,347
	Pearson PLC, Sponsored ADR	87,607	848,912
*	Pendragon PLC	987,394	272,894
	Pennon Group PLC	104,868	1,457,272
	Persimmon PLC	116,150	3,025,042
*	Petrofac Ltd.	170,128	286,791
	Pets at Home Group PLC	197,709	767,428
	Phoenix Group Holdings PLC	179,412	1,358,939
*	Playtech PLC	141,116	922,459
	Polar Capital Holdings PLC	31,811	221,719
	Porvair PLC	2,968	22,079
*	PPHE Hotel Group Ltd.	2,471	48,659
	Premier Foods PLC	265,149	369,760
	Provident Financial PLC	102,823	329,105
#	Prudential PLC, ADR	66,773	1,676,002
	Prudential PLC	38,410	478,145
*	PureTech Health PLC	54,704	115,844
	PZ Cussons PLC	33,538	86,056
	QinetiQ Group PLC	192,326	815,965
Ω	Quilter PLC	733,072	1,207,578
*	Rank Group PLC	52,117	70,009
	Rathbones Group PLC	21,383	564,430
	Reach PLC	119,382	243,283
	Reckitt Benckiser Group PLC	106,903	8,336,891
	Redde Northgate PLC	138,978	687,507
	Redrow PLC	134,805	883,690
#	RELX PLC, Sponsored ADR	360,566	10,618,663
	RELX PLC	90,812	2,706,420
#	Renew Holdings PLC	43,949	382,981
	Renishaw PLC	7,437	393,024
*	Renold PLC	60,850	20,476
	Rentokil Initial PLC	398,446	2,736,635
*	Restaurant Group PLC	108,708	83,210
	RHI Magnesita NV	1,796	53,433
	Rightmove PLC	354,105	2,722,040
	Rio Tinto PLC	190,562	13,464,376
#	Rio Tinto PLC, Sponsored ADR	24,745	1,759,864
	RM PLC	23,732	40,619
	Robert Walters PLC	41,286	321,202
*	Rolls-Royce Holdings PLC	1,209,715	1,240,152
	Rotork PLC	401,177	1,463,705
	Royal Mail PLC	399,769	1,713,529
	RPS Group PLC	132,928	170,199
	RWS Holdings PLC	52,018	284,891
	S&U PLC	2,061	61,350
*	S4 Capital PLC	29,412	111,246
Ω	Sabre Insurance Group PLC	78,716	206,229
	Sage Group PLC	259,006	2,376,792

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
UNITED KINGDOM — (Continued)
	Savills PLC	101,241	$1,361,955
	Schroders PLC	27,331	964,791
	Schroders PLC	9,483	279,079
	ScS Group PLC	8,051	17,756
	Secure Trust Bank PLC	32	456
*	Senior PLC	125,774	202,380
	Severfield PLC	101,799	85,786
	Severn Trent PLC	68,106	2,676,671
*	SIG PLC	202,918	104,906
	Sirius Real Estate Ltd.	161,568	245,586
	Smart Metering Systems PLC	29,356	303,639
#	Smith & Nephew PLC, Sponsored ADR	40,429	1,309,900
	Smith & Nephew PLC	32,916	533,521
	Smiths Group PLC	114,685	2,098,654
	Smiths News PLC	42,736	18,429
	Softcat PLC	74,620	1,317,885
*	SolGold PLC	203,497	73,137
	Spectris PLC	18,310	669,668
	Speedy Hire PLC	234,031	151,868
	Spirax-Sarco Engineering PLC	13,115	1,979,000
*Ω	Spire Healthcare Group PLC	123,950	334,592
	Spirent Communications PLC	274,543	793,809
*	SSP Group PLC	220,462	650,720
	St. James’s Place PLC	255,621	4,107,723
*	Staffline Group PLC	14,976	10,488
	Standard Chartered PLC	233,316	1,595,023
	SThree PLC	96,248	443,694
	Strix Group PLC	35,702	94,563
	Studio Retail Group PLC	11,005	15,914
	STV Group PLC	14,208	57,954
*	Superdry PLC	28,746	54,743
	Synthomer PLC	166,163	632,243
	Tatton Asset Management PLC	6,054	32,273
	Taylor Wimpey PLC	1,436,886	2,259,871
	TBC Bank Group PLC	8,414	132,677
	TClarke PLC	15,136	28,025
*	Ted Baker PLC	41,537	76,645
	Telecom Plus PLC	44,907	926,394
	Tesco PLC	1,005,805	3,417,040
	Topps Tiles PLC	74,684	52,302
	TP ICAP Group PLC	113,523	187,768
	Travis Perkins PLC	89,012	1,357,655
	Treatt PLC	10,705	140,900
*††	Trellus Health Ltd.	2,022	0
*	Tremor International Ltd.	1,199	7,194
*	Tremor International Ltd., ADR	1,546	18,011
	Tribal Group PLC	18,656	21,953
	Trifast PLC	15,252	20,521
	TT Electronics PLC	32,180	73,135
*	Tungsten Corp. PLC	16,016	9,192
	Tyman PLC	32,170	110,497
*	ULS Technology PLC	9,798	8,877
	Ultra Electronics Holdings PLC	27,897	1,136,193
	Unilever PLC, Sponsored ADR	383,355	17,734,002
	Unilever PLC	90,093	4,184,052
	United Utilities Group PLC	183,366	2,635,044
	Vertu Motors PLC	143,701	93,240
	Vesuvius PLC	43,783	178,002
	Victrex PLC	25,118	572,774

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
	UNITED KINGDOM — (Continued)
	Virgin Money UK PLC	289,154	$627,347
	Vistry Group PLC	150,271	1,567,789
	Vitec Group PLC	10,881	169,085
Ω	Vivo Energy PLC	137,634	248,846
	Vodafone Group PLC	2,942,573	4,454,935
	Vodafone Group PLC, Sponsored ADR	165,888	2,519,841
	Volex PLC	25,886	83,865
	Volution Group PLC	97,486	496,557
	Vp PLC	2,934	35,652
*Ω	Watches of Switzerland Group PLC	94,107	1,189,845
	Watkin Jones PLC	143,472	445,857
	Weir Group PLC	62,225	1,196,243
*	WH Smith PLC	41,375	744,389
	Wickes Group PLC	161,317	384,573
	Wilmington PLC	6,622	21,339
	Wincanton PLC	30,973	158,406
	WPP PLC, Sponsored ADR	15,954	987,553
	WPP PLC	147,665	1,840,624
*	Xaar PLC	29,893	93,309
	XP Power Ltd.	6,231	249,449
	XPS Pensions Group PLC	7,208	12,501
	Young & Co’s Brewery PLC, Class A	5,048	87,680
	Zotefoams PLC	6,455	27,418

	TOTAL UNITED KINGDOM		416,426,359

	UNITED STATES — (0.0%)
#	Arko Corp.	7,299	67,660
*	Block, Inc.	2,105	197,812
	Jackson Financial, Inc.,Class A	4,299	181,950

	TOTAL UNITED STATES		447,422

	TOTAL COMMON STOCKS		3,044,317,796

	PREFERRED STOCKS — (0.3%)
	AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	4,617	3,914

	GERMANY — (0.3%)
	Bayerische Motoren Werke AG	13,415	988,264
	Draegerwerk AG & Co. KGaA	4,110	203,404
	Fuchs Petrolub SE	35,897	1,132,236
	Henkel AG & Co. KGaA	14,355	921,753
	Jungheinrich AG	27,858	681,352
	Porsche Automobil Holding SE	22,691	1,871,551
	Sartorius AG	6,179	2,316,689
	Sixt SE	9,031	652,721
	STO SE & Co. KGaA	1,606	336,963
	Villeroy & Boch AGSeries A	866	19,071

	TOTAL GERMANY		9,124,004

	TOTAL PREFERRED STOCKS		9,127,918

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
#*	Magellan Financial Group Ltd. Warrants 04/16/2027	5,784	6,396

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights Exp 07/26/21	17,925	$0
* Immofinanz AG Rights 03/03/2023	25,524	0

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	1,134	0

NEW ZEALAND — (0.0%)
* NEW Zealand King Salmon Investments Ltd. Rights 05/05/2022	22,794	2,208

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants 04/16/23	210,168	0

SWITZERLAND — (0.0%)
* Mobimo Holding AG Rights 05/03/2022	2,951	10,284

TOTAL RIGHTS/WARRANTS		18,888

TOTAL INVESTMENT SECURITIES (Cost $2,741,382,830)		3,053,464,602

SECURITIES LENDING COLLATERAL — (8.1%)
@§ The DFA Short Term Investment Fund	23,261,607	269,067,007

TOTAL INVESTMENTS — (100.0%) (Cost $3,010,425,237)		$3,322,531,609

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$268,437	$169,764,136	—	$170,032,573
Austria	—	8,516,154	—	8,516,154
Belgium	638,834	32,889,876	—	33,528,710
Canada	314,694,244	327,509	—	315,021,753
China	129,400	1,191,131	—	1,320,531
Denmark	1,671,810	101,289,033	—	102,960,843
Finland	—	62,716,173	—	62,716,173
France	—	274,385,042	$231	274,385,273
Germany	5,474,664	192,765,468	—	198,240,132
Hong Kong	10,628	48,297,139	10,315	48,318,082
Ireland	—	14,440,704	—	14,440,704
Israel	3,210,155	25,765,492	—	28,975,647
Italy	3,764,183	66,412,460	—	70,176,643
Japan	2,889,892	629,520,952	—	632,410,844
Netherlands	34,771,599	103,538,905	—	138,310,504
New Zealand	20,434	12,680,897	—	12,701,331
Norway	41,971	24,799,460	—	24,841,431
Portugal	—	5,769,441	—	5,769,441
Singapore	205,594	20,446,789	8,292	20,660,675
Spain	253,933	63,716,447	—	63,970,380
Sweden	527,582	129,486,606	—	130,014,188
Switzerland	27,788,393	242,343,610	—	270,132,003
United Kingdom	85,686,789	330,739,570	—	416,426,359
United States	208,933	238,489	—	447,422

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Australia	—	$3,914	—	$3,914
Germany	—	9,124,004	—	9,124,004
Rights/Warrants
Australia	—	6,396	—	6,396
New Zealand	—	2,208	—	2,208
Switzerland	—	10,284	—	10,284
Securities Lending Collateral	—	269,067,007	—	269,067,007

TOTAL	$482,257,475	$2,840,255,296	$18,838^	$3,322,531,609

∧	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.3%)
AUSTRALIA — (6.1%)
*	A2B Australia Ltd.	22,390	$20,022
	Accent Group Ltd.	97,187	97,846
#	Adairs Ltd.	38,959	77,455
*	Alkane Resources Ltd.	39,819	28,504
*	Alliance Aviation Services Ltd.	20,675	55,096
*	Allkem Ltd.	40,558	338,019
	ALS Ltd.	55,631	503,744
	Altium Ltd.	13,106	295,242
#*	AMA Group Ltd.	133,227	25,975
*	AMP Ltd.	857,604	692,880
	Ampol Ltd.	36,263	852,587
	Ansell Ltd.	34,477	660,345
	APA Group.	65,967	530,053
	Appen Ltd.	9,504	43,414
#*	Arafura Resources Ltd.	329,110	89,167
	ARB Corp. Ltd.	12,211	338,458
#*	Ardent Leisure Group Ltd.	99,253	92,911
	ASX Ltd.	5,930	358,526
	Atlas Arteria Ltd.	98,706	479,521
	AUB Group Ltd.	6,943	112,413
#*	Audinate Group Ltd.	1,376	5,888
#*	Aurelia Metals Ltd.	257,586	81,426
	Australia & New Zealand Banking Group Ltd.	119,695	2,277,699
*	Australian Agricultural Co. Ltd.	85,892	104,197
	Australian Ethical Investment Ltd.	7,068	28,719
	Australian Finance Group Ltd.	38,224	54,373
*	Australian Mines Ltd.	73,395	9,948
*	Australian Strategic Materials Ltd.	6,099	26,999
	Auswide Bank Ltd.	8,970	44,836
	AVJennings Ltd.	17,132	6,333
	Baby Bunting Group Ltd.	28,930	94,499
#	Bank of Queensland Ltd.	130,277	739,135
	Bapcor Ltd.	92,223	437,162
	Base Resources Ltd.	44,322	9,833
	Beach Energy Ltd.	273,496	311,817
	Beacon Lighting Group Ltd.	6,329	10,656
	Bega Cheese Ltd.	88,079	310,845
	Bell Financial Group Ltd.	31,306	27,259
#*	Bellevue Gold Ltd.	81,920	55,138
	Bendigo & Adelaide Bank Ltd.	113,923	849,390
	Blackmores Ltd.	2,054	104,007
	BlueScope Steel Ltd.	105,469	1,499,305
	Brambles Ltd.	131,083	967,958
	Bravura Solutions Ltd.	50,452	66,913
#	Breville Group Ltd.	16,356	271,060
	BWX Ltd.	32,722	43,046
*	Calima Energy Ltd.	66,452	8,614
*	Calix Ltd.	2,341	14,329
	Capitol Health Ltd.	196,117	44,807
*	Capricorn Metals Ltd.	11,036	32,105
#*	Carbon Revolution Ltd.	20,000	8,170
#*	Carnarvon Energy Ltd.	238,404	39,362
	Carsales.com Ltd.	32,662	482,191
	Cash Converters International Ltd.	147,100	25,891
*	Catapult Group International Ltd.	10,074	8,541

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties Ltd.	20,812	$68,126
	Challenger Ltd.	144,445	730,827
	Champion Iron Ltd.	56,493	286,375
*	City Chic Collective Ltd.	30,336	63,141
	Cleanaway Waste Management Ltd.	362,576	812,728
#	Clinuvel Pharmaceuticals Ltd.	5,858	67,374
	Clover Corp. Ltd.	9,346	8,892
	Cochlear Ltd.	4,032	649,423
	Codan Ltd.	29,559	147,407
	Coles Group Ltd.	91,362	1,201,287
*	Collection House Ltd.	41,771	3,271
	Collins Foods Ltd.	32,032	229,369
	Commonwealth Bank of Australia	53,609	3,896,491
	Computershare Ltd.	41,423	730,290
*	Cooper Energy Ltd.	353,117	72,114
*	Corporate Travel Management Ltd.	10,214	184,287
	Costa Group Holdings Ltd.	88,027	205,868
#	Credit Corp. Group Ltd.	10,460	200,011
	CSR Ltd.	133,419	571,378
	Data#3 Ltd.	35,101	142,549
*	De Grey Mining Ltd.	62,525	52,606
*	Decmil Group Ltd.	28,204	2,497
#*	Deep Yellow Ltd.	18,458	11,815
	Deterra Royalties Ltd.	67,909	230,054
	Dicker Data Ltd.	12,753	117,928
	Domain Holdings Australia Ltd.	40,407	98,404
	Domino’s Pizza Enterprises Ltd.	5,950	311,906
	Eagers Automotive Ltd.	38,452	355,429
	Earlypay Ltd.	34,921	12,291
*	Eclipx Group Ltd.	94,515	185,077
	Elanor Investor Group	20,923	31,691
	Elders Ltd.	33,883	340,630
#*	Elmo Software Ltd.	3,368	7,344
	Emeco Holdings Ltd.	117,846	69,250
#*	EML Payments Ltd.	41,522	44,951
	Enero Group Ltd.	8,165	20,208
	EQT Holdings Ltd.	2,286	44,455
	Estia Health Ltd.	58,859	96,161
	Euroz Hartleys Group Ltd.	17,362	20,606
*	EVENT Hospitality & Entertainment Ltd.	20,358	208,477
	Evolution Mining Ltd.	225,835	639,023
	Finbar Group Ltd.	8,281	4,647
	Fleetwood Ltd.	27,378	35,741
#*	Flight Centre Travel Group Ltd.	3,400	53,097
	Fortescue Metals Group Ltd.	208,377	3,149,216
#	G8 Education Ltd.	258,087	198,890
	Genworth Mortgage Insurance Australia Ltd.	115,070	241,934
	Gold Road Resources Ltd.	219,838	240,114
	GR Engineering Services Ltd.	5,972	8,723
	GrainCorp Ltd., Class A	66,530	480,770
	Grange Resources Ltd.	136,583	128,800
*	GTN Ltd.	1,005	378
	GUD Holdings Ltd.	39,875	358,173
	GWA Group Ltd.	56,704	90,574
	Hansen Technologies Ltd.	30,144	116,671
	Harvey Norman Holdings Ltd.	151,378	539,218
*	Hastings Technology Metals Ltd.	78,420	15,019
	Healthia Ltd.	14,072	18,113
#*	Helloworld Travel Ltd.	7,605	14,005

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Hot Chili Ltd.	8,052	$9,330
	HT&E Ltd.	64,154	76,765
	HUB24 Ltd.	4,253	71,031
#	Humm Group Ltd.	108,774	62,978
#	IDP Education Ltd.	13,814	256,269
	IGO Ltd.	64,331	584,921
	Iluka Resources Ltd.	84,280	660,157
	Imdex Ltd.	101,591	178,225
*	Immutep Ltd.	53,922	12,745
	Immutep Ltd.	1,814	436
#*	Imugene Ltd.	54,294	8,125
	Incitec Pivot Ltd.	268,484	724,107
	Infomedia Ltd.	73,305	65,128
#	Inghams Group Ltd.	79,515	172,156
#	Insignia Financial Ltd.	179,240	430,864
	Insurance Australia Group Ltd.	130,544	416,866
	Integral Diagnostics Ltd.	37,045	102,721
*	Integrated Research Ltd.	16,999	9,096
	InvoCare Ltd.	19,356	166,071
*	ioneer Ltd.	78,000	36,231
	IPH Ltd.	36,537	193,696
	IRESS Ltd.	39,893	306,878
	IVE Group Ltd.	23,613	32,857
	James Hardie Industries PLC	38,040	1,096,626
	JB Hi-Fi Ltd.	25,041	927,427
	Johns Lyng Group Ltd.	37,470	234,517
	Jumbo Interactive Ltd.	6,105	74,223
	Jupiter Mines Ltd.	187,826	32,414
#	Kelsian Group Ltd.	3,970	21,995
*	Kingsgate Consolidated Ltd.	10,514	10,581
#*	Kogan.com Ltd.	4,740	12,885
	Lendlease Corp. Ltd.	58,419	500,438
	Lifestyle Communities Ltd.	20,894	220,210
	Link Administration Holdings Ltd.	117,887	417,390
	Lovisa Holdings Ltd.	11,337	129,801
	Lycopodium Ltd.	1,624	6,929
*	Lynas Rare Earths Ltd.	52,853	331,661
	MA Financial Group Ltd.	5,744	27,788
	MACA Ltd.	83,592	47,494
	Macmahon Holdings Ltd.	237,156	28,180
	Macquarie Group Ltd.	8,774	1,263,172
#	Magellan Financial Group Ltd.	16,032	181,370
	MaxiPARTS Ltd.	2,814	4,216
	McMillan Shakespeare Ltd.	25,400	211,838
	McPherson’s Ltd.	35,328	22,133
	Medibank Pvt Ltd.	245,365	551,370
	Medusa Mining Ltd.	45,149	26,838
#*	Megaport Ltd.	4,658	27,673
#*	Mesoblast Ltd.	55,890	42,004
#*	Metals X Ltd.	186,167	96,298
	Michael Hill International Ltd.	22,149	17,752
	Mineral Resources Ltd.	17,676	718,233
*	MMA Offshore Ltd.	40,775	16,333
	Monadelphous Group Ltd.	21,451	159,793
	Monash IVF Group Ltd.	94,179	81,834
	Money3 Corp. Ltd.	43,961	80,786
	Mount Gibson Iron Ltd.	137,627	67,533
#	Myer Holdings Ltd.	244,786	83,549
	MyState Ltd.	27,641	96,800

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Nanosonics Ltd.	7,694	$21,261
	National Australia Bank Ltd.	172,072	3,928,176
	Navigator Global Investments Ltd.	33,939	38,788
#*	Nearmap Ltd.	28,527	24,151
*	Neometals Ltd.	32,125	34,863
	Netwealth Group Ltd.	22,937	207,684
#*	New Century Resources Ltd.	6,855	10,940
	New Energy Solar	7,463	4,168
	Newcrest Mining Ltd.	59,255	1,113,577
*	NEXTDC Ltd.	34,446	267,433
	nib holdings Ltd.	107,072	533,156
	Nick Scali Ltd.	15,205	108,467
	Nickel Mines Ltd.	202,848	185,920
	Nine Entertainment Co. Holdings Ltd.	327,593	614,001
	Northern Star Resources Ltd.	118,221	812,626
#*	Novonix Ltd.	11,561	40,961
	Nufarm Ltd.	92,986	418,316
	Objective Corp. Ltd.	1,671	19,921
*	OFX Group Ltd.	53,605	96,219
	OM Holdings Ltd.	98,157	60,601
*	Omni Bridgeway Ltd.	37,608	88,359
#	oOh!media Ltd.	191,969	210,159
#*	Opthea Ltd.	11,263	8,069
	Orica Ltd.	71,406	820,514
	Orora Ltd.	215,203	603,070
	OZ Minerals Ltd.	59,180	1,027,243
	Pacific Current Group Ltd.	12,386	64,458
	Pact Group Holdings Ltd.	47,849	77,272
*	Paladin Energy Ltd.	32,445	17,855
*	Panoramic Resources Ltd.	344,826	80,498
*	Pantoro Ltd.	73,398	14,384
	Peet Ltd.	95,638	74,882
	Pendal Group Ltd.	70,295	258,779
	PeopleIN Ltd.	3,991	10,606
	Perenti Global Ltd.	188,216	93,517
	Perpetual Ltd.	12,281	282,337
	Perseus Mining Ltd.	319,933	445,195
*	Pilbara Minerals Ltd.	26,260	50,936
#	Pinnacle Investment Management Group Ltd.	2,716	17,751
	Platinum Asset Management Ltd.	58,479	76,521
*	Praemium Ltd.	43,406	19,684
	Premier Investments Ltd.	19,471	345,026
	Pro Medicus Ltd.	7,405	242,171
	Propel Funeral Partners Ltd.	4,482	14,559
	PSC Insurance Group Ltd.	9,383	30,366
	PWR Holdings Ltd.	15,753	112,442
*	Qantas Airways Ltd.	51,836	200,855
	QANTM Intellectual Property Ltd.	9,599	7,414
	QBE Insurance Group Ltd.	125,736	1,084,760
	Qube Holdings Ltd.	189,294	391,167
#	Ramelius Resources Ltd.	222,768	236,584
	REA Group Ltd.	3,826	342,763
*	ReadyTech Holdings Ltd.	4,608	10,943
*	Red 5 Ltd.	195,753	56,215
#*	Redbubble Ltd.	33,472	26,290
	Reece Ltd.	12,455	151,323
#	Regis Healthcare Ltd.	30,740	45,437
	Regis Resources Ltd.	220,548	323,116
#*	Reject Shop Ltd.	5,557	15,491

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Reliance Worldwide Corp. Ltd.	133,653	$366,770
	Resimac Group Ltd.	15,412	17,513
#*	Resolute Mining Ltd.	168,251	41,536
*	Retail Food Group Ltd.	216,688	10,228
	Ridley Corp. Ltd.	62,846	74,535
	Rio Tinto Ltd.	40,879	3,233,688
*	RPMGlobal Holdings Ltd.	10,615	12,679
	Sandfire Resources Ltd.	133,953	530,917
	SEEK Ltd.	10,089	197,698
	Select Harvests Ltd.	36,940	170,705
	Servcorp Ltd.	12,793	32,469
*	Service Stream Ltd.	137,240	84,685
	Seven Group Holdings Ltd.	13,611	189,899
*	Seven West Media Ltd.	229,807	112,286
	SG Fleet Group Ltd.	17,389	30,081
	Shaver Shop Group Ltd.	20,068	16,238
	Shine Justice Ltd.	11,047	8,944
	Sigma Healthcare Ltd.	302,534	106,696
*	Silver Lake Resources Ltd.	247,418	323,206
#*	Silver Mines Ltd.	86,665	14,561
	Sims Ltd.	48,431	700,259
	SmartGroup Corp. Ltd.	16,247	101,751
	Sonic Healthcare Ltd.	62,947	1,625,682
	Southern Cross Electrical Engineering Ltd.	53,407	25,014
	Southern Cross Media Group Ltd.	72,250	87,325
*††	Speedcast International Ltd.	76,666	0
	SRG Global Ltd.	113,718	51,426
	St Barbara Ltd.	218,829	204,554
	Steadfast Group Ltd.	78,897	285,637
	Suncorp Group Ltd.	110,196	884,761
	Sunland Group Ltd.	20,765	40,418
#	Super Retail Group Ltd.	43,940	325,116
*	Superloop Ltd.	92,203	61,513
	Symbio Holdings Ltd.	9,613	33,004
#*	Syrah Resources Ltd.	162,929	221,927
	Tassal Group Ltd.	58,013	153,822
	Technology One Ltd.	63,148	455,691
	Telstra Corp. Ltd.	358,331	1,017,176
#*	Temple & Webster Group Ltd.	7,540	30,775
	TPG Telecom Ltd.	40,084	164,316
	Transurban Group	81,227	815,650
*	Tuas Ltd.	44,136	49,876
#*	Tyro Payments Ltd.	11,023	9,422
*	Uniti Group Ltd.	70,131	242,177
Ω	Viva Energy Group Ltd.	227,605	446,561
#*	Webjet Ltd.	30,555	126,778
	Wesfarmers Ltd.	32,853	1,136,815
*	West African Resources Ltd.	126,850	121,014
*	Western Areas Ltd.	82,618	223,307
	Westgold Resources Ltd.	118,872	137,253
	Westpac Banking Corp.	146,618	2,454,384
*	Wiluna Mining Corp. Ltd.	10,550	5,491
	WiseTech Global Ltd.	3,399	105,378
	Woodside Petroleum Ltd.	80,068	1,741,966
	Woolworths Group Ltd.	57,381	1,552,332
	Worley Ltd.	32,043	311,619
*	Xero Ltd.	1,391	91,725
#*	Zip Co. Ltd.	36,629	26,942

TOTAL AUSTRALIA			84,272,891

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (0.6%)
	Addiko Bank AG	2,404	$27,362
	Agrana Beteiligungs AG	4,134	73,322
	ANDRITZ AG	14,055	597,493
	AT&S Austria Technologie & Systemtechnik AG	8,985	460,085
Ω	BAWAG Group AG	14,757	700,719
#*	DO & Co. AG	1,322	116,338
	Erste Group Bank AG	21,328	664,063
	EVN AG	10,142	258,178
*	FACC AG	1,800	14,851
*	Flughafen Wien AG	563	15,855
	Lenzing AG	2,336	212,083
	Mayr Melnhof Karton AG	1,587	279,259
#	Oesterreichische Post AG	7,785	250,783
	OMV AG	22,922	1,171,718
	Palfinger AG	2,862	72,533
#	POLYTEC Holding AG	2,865	18,251
*	Porr AG	4,562	57,778
#	Raiffeisen Bank International AG	45,874	522,198
#	Rosenbauer International AG	724	28,072
	S IMMO AG	8,446	202,724
*	Schoeller-Bleckmann Oilfield Equipment AG	1,480	84,683
	Semperit AG Holding	2,677	64,743
	Strabag SE	2,510	98,106
	Telekom Austria AG	26,772	190,877
	UBM Development AG	1,080	48,918
	UNIQA Insurance Group AG	32,998	251,579
#	Verbund AG	1,255	134,146
	voestalpine AG	31,426	817,794
	Wienerberger AG	24,190	682,832
	Zumtobel Group AG	7,627	55,090

TOTAL AUSTRIA			8,172,433

BELGIUM — (1.0%)
	Ackermans & van Haaren NV	5,645	1,006,369
	Ageas SA	31,527	1,508,616
*	AGFA-Gevaert NV	41,313	165,392
*	Argenx SE, ADR	455	130,731
	Atenor	1,229	72,828
	Banque Nationale de Belgique	19	33,951
	Barco NV	7,194	162,008
	Bekaert SA	10,969	406,608
#*	bpost SA	20,562	124,585
	Cie d’Entreprises CFE	2,314	302,319
	Deceuninck NV	13,585	38,119
	D’ieteren Group	4,441	712,837
	Econocom Group SA/NV	34,290	131,018
#	Elia Group SA	3,993	635,599
	Etablissements Franz Colruyt NV	10,547	387,294
	EVS Broadcast Equipment SA	1,977	43,824
	Exmar NV	9,024	45,876
	Fagron	11,479	215,321
	Gimv NV	5,769	331,044
*	Greenyard NV	2,112	17,351
	Immobel SA	938	67,661
	Ion Beam Applications	3,956	64,544
	Jensen-Group NV	1,201	41,575
	KBC Group NV	16,552	1,126,063
*	Kinepolis Group NV	859	47,534
	Lotus Bakeries NV	88	500,683

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Melexis NV	4,071	$349,432
#*	Ontex Group NV	18,660	129,284
	Orange Belgium SA	526	10,195
*	Picanol	441	31,661
	Proximus SADP	32,370	565,773
	Recticel SA	11,663	254,839
	Resilux	280	69,471
	Roularta Media Group NV	370	7,466
	Shurgard Self Storage SA	3,633	210,229
	Solvay SA	16,468	1,548,605
	Telenet Group Holding NV	6,332	188,709
	TER Beke SA	198	22,570
*	Tessenderlo Group SA	6,214	217,543
	UCB SA	7,699	875,166
#	Umicore SA	26,235	1,008,564
	Van de Velde NV	1,542	63,383
	VGP NV	1,600	416,155

TOTAL BELGIUM			14,288,795

CANADA — (11.0%)
*	5N Plus, Inc.	21,900	33,413
#	Acadian Timber Corp.	3,200	46,905
*	Aclara Resources, Inc.	11,241	5,163
	Aecon Group, Inc.	18,295	213,191
#	AG Growth International, Inc.	4,100	124,119
	AGF Management Ltd., Class B	15,987	87,735
	Agnico Eagle Mines Ltd.	54,285	3,160,519
*	Aimia, Inc.	25,250	96,703
#*	Air Canada	3,158	55,311
#	AirBoss of America Corp.	3,978	96,365
	Alamos Gold, Inc., Class A	103,647	804,964
	Algoma Central Corp.	3,100	41,650
	Algonquin Power & Utilities Corp.	32,537	470,160
	Alimentation Couche-Tard, Inc.	46,595	2,074,314
#	AltaGas Ltd.	55,064	1,259,316
#	Altus Group Ltd.	2,516	94,224
	Amerigo Resources Ltd.	45,106	55,827
	Andlauer Healthcare Group, Inc.	3,888	135,406
#*	Argonaut Gold, Inc.	81,374	136,188
*	Aritzia, Inc.	20,386	726,003
	Atco Ltd., Class I	10,864	387,067
*	ATS Automation Tooling Systems, Inc.	12,469	363,883
*	AutoCanada, Inc.	4,621	107,553
#	B2Gold Corp.	277,920	1,179,681
#	Badger Infrastructure Solutions Ltd.	5,556	128,666
	Bank of Montreal	62,460	6,623,146
	Bank of Nova Scotia	74,200	4,698,438
	Barrick Gold Corp.	75,643	1,690,092
#	BCE, Inc.	5,013	266,527
	Bird Construction, Inc.	6,030	40,367
	Black Diamond Group Ltd.	7,742	26,336
#*	BlackBerry Ltd.	20,212	115,639
	BMTC Group, Inc.	3,210	38,131
#*	Bombardier, Inc., Class A	6,400	7,124
#*	Bombardier, Inc., Class B	279,846	274,476
#	Boralex, Inc., Class A	14,766	442,641
	Bridgemarq Real Estate Services	1,100	11,979
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	109	5,467
	Brookfield Asset Management, Inc., Class A	13,369	666,578

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Brookfield Infrastructure Corp., Class A	10,958	$777,505
#	BRP, Inc.	4,768	386,258
*	Calfrac Well Services Ltd.	3,500	13,731
	Calian Group Ltd.	1,100	60,726
#	Cameco Corp.	11,541	297,874
	Canaccord Genuity Group, Inc.	29,719	261,413
#*	Canada Goose Holdings, Inc.	12,281	267,357
	Canadian Imperial Bank of Commerce	30,866	3,412,256
	Canadian National Railway Co.	20,270	2,384,132
	Canadian Pacific Railway Ltd.	26,835	1,964,106
	Canadian Tire Corp. Ltd., Class A	7,832	1,078,794
#	Canadian Utilities Ltd., Class A	10,983	330,178
	Canadian Utilities Ltd., Class B	500	15,498
#	Canadian Western Bank	27,023	681,754
*	Canfor Corp.	17,127	326,368
#*	Canfor Pulp Products, Inc.	11,391	50,099
#*	Capstone Copper Corp.	102,775	468,014
*	Cardinal Energy Ltd.	32,252	171,974
#	Cascades, Inc.	26,194	257,526
	CCL Industries, Inc., Class B	17,433	760,069
*	Celestica, Inc.	32,828	368,658
	Centerra Gold, Inc.	64,603	597,929
	CES Energy Solutions Corp.	71,198	145,760
*	CGI, Inc.	20,894	1,665,970
#	Chesswood Group Ltd.	2,800	29,512
	CI Financial Corp.	47,464	618,863
	Cogeco Communications, Inc.	4,447	365,203
#	Cogeco, Inc.	1,976	117,669
#*	Colabor Group, Inc.	11,200	7,759
	Colliers International Group, Inc.	831	91,621
	Computer Modelling Group Ltd.	15,890	59,001
	Constellation Software, Inc.	952	1,498,323
*	Copper Mountain Mining Corp.	51,894	115,935
#	Corus Entertainment, Inc., Class B	63,465	207,985
	Crescent Point Energy Corp.	56,052	387,880
#*	Denison Mines Corp.	117,675	152,057
*	Descartes Systems Group, Inc.	1,922	119,452
	Dexterra Group, Inc.	10,672	58,733
#*	DIRTT Environmental Solutions	12,800	14,447
	Dollarama, Inc.	22,151	1,231,483
#	Doman Building Materials Group Ltd.	20,500	113,938
	Dorel Industries, Inc., Class B	8,016	51,853
	DREAM Unlimited Corp., Class A	9,274	333,504
	Dundee Precious Metals, Inc.	48,738	282,264
	Dynacor Gold Mines, Inc.	9,100	22,101
	ECN Capital Corp.	64,765	293,412
	E-L Financial Corp. Ltd.	200	137,936
*	Eldorado Gold Corp.	48,083	467,170
#	Element Fleet Management Corp.	121,652	1,086,170
#	Empire Co. Ltd., Class A	18,823	621,695
	Enbridge, Inc.	49,806	2,173,506
#	Endeavour Mining PLC	43,160	1,056,277
	Enghouse Systems Ltd.	9,518	267,688
*	Ensign Energy Services, Inc.	37,617	119,177
*	Equinox Gold Corp.	59,303	422,834
	Equitable Group, Inc.	5,500	246,818
#*	ERO Copper Corp.	11,587	166,592
	Evertz Technologies Ltd.	7,206	78,923
	Exchange Income Corp.	5,458	176,106

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Exco Technologies Ltd.	6,801	$45,582
	Extendicare, Inc.	16,049	90,823
#	Fairfax Financial Holdings Ltd.	5,126	2,816,557
#	Fiera Capital Corp.	15,753	120,295
	Finning International, Inc.	34,635	974,358
	Firm Capital Mortgage Investment Corp.	9,400	97,465
	First Majestic Silver Corp.	16,217	167,035
#*	First Mining Gold Corp.	44,500	8,833
#	First National Financial Corp.	4,125	116,623
	First Quantum Minerals Ltd.	53,311	1,528,390
	FirstService Corp.	5,794	723,269
*	Fission Uranium Corp.	72,500	49,099
*	Foraco International SA	7,600	13,015
	Fortis, Inc.	15,626	760,205
#*,*	Fortuna Silver Mines, Inc.	73,119	255,540
	Freehold Royalties Ltd.	6,500	75,795
*	Frontera Energy Corp.	4,033	43,418
#*	Galiano Gold, Inc.	35,902	16,209
*	GDI Integrated Facility Services, Inc.	3,200	107,958
	George Weston Ltd.	8,389	1,043,654
	GFL Environmental, Inc.	3,600	108,468
	Gibson Energy, Inc.	32,935	627,089
	Gildan Activewear, Inc.	35,804	1,213,059
	goeasy Ltd.	3,450	309,671
#*	GoldMoney, Inc.	5,800	8,488
	Great-West Lifeco, Inc.	10,272	283,377
	Guardian Capital Group Ltd., Class A	5,628	145,054
	Hardwoods Distribution, Inc.	3,658	92,543
*	Heroux-Devtek, Inc.	8,414	100,341
	High Liner Foods, Inc.	5,650	52,513
	HLS Therapeutics, Inc.	700	7,465
#	Home Capital Group, Inc.	15,142	377,651
	Hudbay Minerals, Inc.	69,732	446,529
#Ω	Hydro One Ltd.	17,100	462,292
#*	i-80 Gold Corp.	22,660	59,444
	iA Financial Corp., Inc.	22,600	1,181,677
*	IAMGOLD Corp.	127,795	361,000
*	IBI Group, Inc.	5,300	46,620
	IGM Financial, Inc.	9,090	288,058
*	Imperial Metals Corp.	8,315	23,949
#	Imperial Oil Ltd.	13,085	657,749
	Information Services Corp.	3,800	63,967
#	Innergex Renewable Energy, Inc.	15,851	212,219
	Intact Financial Corp.	10,216	1,429,198
#	Interfor Corp.	21,569	614,842
	Intertape Polymer Group, Inc.	23,559	728,969
#*	Invesque, Inc.	3,800	4,940
*	Ivanhoe Mines Ltd., Class A	18,075	144,921
Ω	Jamieson Wellness, Inc.	7,132	179,320
*	Journey Energy, Inc.	5,500	20,550
*	Karora Resources, Inc.	21,675	111,357
	K-Bro Linen, Inc.	2,521	61,855
#	Keyera Corp.	26,806	665,012
*	Kinaxis, Inc.	3,895	431,023
#	Kinross Gold Corp.	407,851	2,061,213
*	Knight Therapeutics, Inc.	28,671	118,956
#	KP Tissue, Inc.	3,500	30,432
	Labrador Iron Ore Royalty Corp.	12,609	341,174
#*	Largo, Inc.	4,043	33,803

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Lassonde Industries, Inc., Class A	879	$94,055
	Laurentian Bank of Canada	12,373	376,299
	Leon’s Furniture Ltd.	8,006	122,148
#	LifeWorks, Inc.	13,000	191,258
#*	Lightspeed Commerce, Inc.	2,025	45,259
	Linamar Corp.	14,328	567,476
	Loblaw Cos. Ltd.	16,488	1,508,234
#*	Lucara Diamond Corp.	114,752	55,382
*	Lundin Gold, Inc.	11,261	90,726
	Lundin Mining Corp.	167,701	1,531,260
#*	MAG Silver Corp.	3,365	49,600
	Magellan Aerospace Corp.	4,737	36,136
	Magna International, Inc.	54,274	3,271,012
*	Mainstreet Equity Corp.	900	83,859
*	Mandalay Resources Corp.	5,100	14,212
	Manulife Financial Corp.	81,933	1,602,609
	Maple Leaf Foods, Inc.	15,000	330,323
#	Martinrea International, Inc.	28,236	168,583
	Maverix Metals, Inc.	10,108	45,587
#*	MDF Commerce, Inc.	2,100	4,119
	Medical Facilities Corp.	14,050	108,603
	Melcor Developments Ltd.	3,200	38,435
	Metro, Inc.	19,068	1,048,082
	Morguard Corp.	700	68,766
	MTY Food Group, Inc.	2,985	120,664
#	Mullen Group Ltd.	29,081	278,212
#	National Bank of Canada	45,937	3,208,242
	Neo Performance Materials, Inc.	1,900	19,094
*	New Gold, Inc.	178,103	259,256
#	NFI Group, Inc.	14,396	132,121
	North American Construction Group Ltd.	10,692	134,574
#	North West Co., Inc.	11,509	320,996
	Northland Power, Inc.	43,276	1,306,045
	Nutrien Ltd.	32,322	3,175,653
*	OceanaGold Corp.	197,015	490,755
	Onex Corp.	14,220	854,429
	Open Text Corp.	24,863	995,762
#	Osisko Gold Royalties Ltd.	35,724	439,468
#*	Osisko Mining, Inc.	41,503	130,843
	Pan American Silver Corp.	45,096	1,117,024
	Park Lawn Corp.	5,600	148,124
	Parkland Corp.	37,385	1,061,907
	Pason Systems, Inc.	14,685	185,299
	Pembina Pipeline Corp.	37,772	1,429,670
	PHX Energy Services Corp.	13,038	70,637
*	Pine Cliff Energy Ltd.	21,000	25,174
	Pizza Pizza Royalty Corp.	7,900	83,203
*	Points.com, Inc.	2,715	43,467
	Polaris Infrastructure, Inc.	6,500	95,073
#	PrairieSky Royalty Ltd.	55,279	758,626
*	Precision Drilling Corp.	3,590	258,202
#	Premium Brands Holdings Corp.	4,254	347,300
	Primo Water Corp.	26,376	386,145
	Quarterhill, Inc.	31,600	55,100
#	Quebecor, Inc., Class B	28,612	673,289
*	Real Matters, Inc.	12,900	45,790
*	Recipe Unlimited Corp.	5,300	59,120
	Restaurant Brands International, Inc.	21,231	1,212,078
*	RF Capital Group, Inc.	696	8,626

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Richelieu Hardware Ltd.	11,988	$340,328
	Ritchie Bros Auctioneers, Inc.	15,397	848,212
	Rogers Communications, Inc., Class B	34,222	1,863,966
#	Rogers Sugar, Inc.	23,918	113,758
	Royal Bank of Canada	115,012	11,619,354
	Russel Metals, Inc.	18,045	480,957
*	Sabina Gold & Silver Corp.	51,951	53,381
	Sandstorm Gold Ltd.	32,834	243,408
	Saputo, Inc.	13,680	292,416
#	Savaria Corp.	5,400	64,481
*	Seabridge Gold, Inc.	5,000	88,300
	Secure Energy Services, Inc.	78,686	403,644
	Shaw Communications, Inc., Class B	67,438	2,008,324
*	ShawCor Ltd.	18,794	71,100
*	Shopify, Inc., Class A	547	233,471
#	Sienna Senior Living, Inc.	13,800	149,209
*	Sierra Wireless, Inc.	8,998	141,359
#*	SilverCrest Metals, Inc.	2,775	20,923
Ω	Sleep Country Canada Holdings, Inc.	13,187	256,216
#	SNC-Lavalin Group, Inc.	21,232	472,189
*Ω	Spin Master Corp.	6,131	220,537
	Sprott, Inc.	1,808	83,331
	SSR Mining, Inc.	57,515	1,265,585
	Stantec, Inc.	11,851	543,852
	Stelco Holdings, Inc.	8,799	321,165
	Stella-Jones, Inc.	15,995	442,006
	Sun Life Financial, Inc.	24,788	1,233,202
#*,*	SunOpta, Inc.	14,492	79,648
#	Superior Plus Corp.	25,430	224,280
	Tamarack Valley Energy Ltd.	104,000	407,208
*	Taseko Mines Ltd.	77,879	150,850
	TECSYS, Inc.	400	8,127
	TELUS Corp.	2,996	74,955
	TerraVest Industries, Inc.	1,300	22,566
	TFI International, Inc.	10,081	810,937
	Thomson Reuters Corp.	3,238	323,670
	Tidewater Midstream & Infrastructure Ltd.	71,300	69,932
	Timbercreek Financial Corp.	20,935	148,459
	TMX Group Ltd.	5,747	585,101
*	Torex Gold Resources, Inc.	28,014	313,581
#	Toromont Industries Ltd.	13,725	1,208,236
	Toronto-Dominion Bank	63,326	4,574,600
*	Total Energy Services, Inc.	13,840	86,941
#	Transcontinental, Inc., Class A	23,619	295,640
	TransGlobe Energy Corp.	7,943	34,711
#*	Treasury Metals, Inc.	1,485	717
*	Trevali Mining Corp.	12,724	10,103
*	Trican Well Service Ltd.	69,115	241,028
#	Tricon Residential, Inc.	30,791	445,572
*	Trisura Group Ltd.	3,552	85,409
#*,*	Turquoise Hill Resources Ltd.	26,525	723,427
*	Uni-Select, Inc.	8,411	197,598
	Vermilion Energy, Inc.	8,504	165,658
	VersaBank	2,400	24,324
*	Viemed Healthcare, Inc.	5,400	26,692
	Wajax Corp.	6,875	103,822
	Waste Connections, Inc.	3,348	461,923
*	Wesdome Gold Mines Ltd.	30,900	315,338
	West Fraser Timber Co. Ltd.	22,356	1,964,906

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Western Forest Products, Inc.	128,611	$206,234
#	Westshore Terminals Investment Corp.	14,946	400,569
#	Wheaton Precious Metals Corp.	10,100	453,086
*	WildBrain Ltd.	40,263	88,070
	Winpak Ltd.	4,914	162,531
	WSP Global, Inc.	6,987	814,846
	Yamana Gold, Inc.	244,899	1,350,477
	Yellow Pages Ltd.	5,429	58,615

TOTAL CANADA			152,867,066

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	67,700	531,064
	CGN Mining Co. Ltd.	125,000	12,191
*	China Display Optoelectronics Technology Holdings Ltd.	176,000	9,350
	China Gold International Resources Corp. Ltd.	56,934	212,730
	Fountain SET Holdings Ltd.	164,000	29,224
*	Goodbaby International Holdings Ltd.	231,000	29,018
Ω	JS Global Lifestyle Co. Ltd.	84,000	99,650
*	Meilleure Health International Industry Group Ltd.	294,000	13,572

TOTAL CHINA			936,799

DENMARK — (1.5%)
*	ALK-Abello AS	22,280	486,010
	Alm Brand AS	173,758	299,900
#	Ambu AS, Class B	4,610	60,679
	AP Moller - Maersk AS, Class A	196	554,805
	AP Moller - Maersk AS, Class B	248	717,768
#*	Bang & Olufsen AS	27,144	64,974
	BankNordik P/F	1,197	21,100
*	Bavarian Nordic AS	19,397	367,978
#*	Brodrene Hartmann AS	947	31,225
#	cBrain AS	492	15,926
	Chr Hansen Holding AS	9,184	715,523
	Coloplast AS, Class B	4,842	652,356
*	Columbus AS	25,009	32,893
	D/S Norden AS	1,485	55,176
	Danske Bank AS	61,163	938,170
#*	Demant AS	10,084	443,127
	Dfds AS	9,816	380,141
*	Drilling Co. of 1972 AS	4,017	200,320
	DSV AS	6,928	1,135,857
	FLSmidth & Co. AS	14,116	386,949
#	GN Store Nord AS	31,189	1,170,509
#	GronlandsBANKEN AS	259	22,577
*	H+H International A/S, Class B	3,579	87,407
*	ISS AS	42,750	701,700
	Jeudan AS	1,620	63,330
*	Jyske Bank AS	15,613	863,307
	Matas AS	11,752	163,141
#Ω	Netcompany Group AS	4,986	277,283
*	Nilfisk Holding AS	7,901	221,181
*	NKT AS	11,448	545,605
#*Ω	NNIT AS	3,366	41,523
	North Media AS	2,064	23,008
#*	NTG Nordic Transport Group AS, Class A	3,239	175,873
Ω	Orsted AS	4,967	549,501
	Pandora AS	21,448	1,883,272
*	Parken Sport & Entertainment AS	1,139	14,484

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding AS	4,795	$184,017
	Ringkjoebing Landbobank AS	7,641	937,002
	Rockwool International AS, Class A	1,003	278,514
	Rockwool International AS, Class B	1,649	461,192
#*	RTX AS	1,768	39,976
	Schouw & Co. AS	3,662	279,964
	SimCorp AS	7,855	549,902
	Solar AS, Class B	1,580	187,376
	SP Group AS	1,454	69,778
	Spar Nord Bank AS	24,008	304,819
	Sparekassen Sjaelland-Fyn AS	1,486	40,865
	Sydbank AS	16,028	550,928
	TCM Group AS	1,798	26,528
*	Tivoli AS	661	83,495
	Topdanmark AS	12,899	723,839
	Tryg AS	31,262	743,320
	UIE PLC	387	115,516
	Vestas Wind Systems AS	36,394	928,083

TOTAL DENMARK			20,869,692

FINLAND — (1.7%)
	Aktia Bank Oyj	15,644	158,626
#	Alandsbanken Abp, Class B	1,334	44,867
	Alma Media Oyj	6,819	70,413
	Aspo Oyj	5,171	38,545
	Atria Oyj	4,031	46,550
*	BasWare Oyj	281	11,671
	Cargotec Oyj, Class B	8,350	289,115
	Caverion Oyj	16,523	80,923
#	Citycon Oyj	7,699	54,720
	Digia Oyj	3,511	25,411
	Elisa Oyj	22,402	1,313,236
Ω	Enento Group Oyj	967	22,899
#*	Finnair Oyj	77,652	38,273
	Fiskars Oyj Abp	7,879	181,287
	Fortum Oyj	35,637	592,495
	Glaston Oyj ABP	7,940	8,203
	Gofore Oyj	367	8,829
#	Harvia Oyj	3,039	104,096
#	HKScan Oyj, Class A	10,963	15,953
#	Huhtamaki Oyj	23,170	875,832
	Ilkka-Yhtyma Oyj	2,909	13,931
#	Kamux Corp.	5,559	56,256
	Kemira Oyj	32,835	430,702
	Kesko Oyj, Class A	17,107	401,698
	Kesko Oyj, Class B	52,528	1,322,469
	Kojamo Oyj	19,435	386,624
	Kone Oyj, Class B	25,509	1,226,414
*	Konecranes Oyj	15,797	443,955
#	Lassila & Tikanoja Oyj	12,008	129,022
	Marimekko Oyj	5,950	82,899
	Metsa Board Oyj, Class B	41,089	442,808
	Metso Outotec Oyj	60,897	518,535
#	Musti Group Oyj	4,426	104,138
	Neste Oyj	17,412	747,129
*	Nokia Oyj	230,717	1,169,751
*	Nokia Oyj, Sponsored ADR	119,454	602,048
	Nokian Renkaat Oyj	33,630	451,603
	Nordea Bank Abp	124,789	1,244,438

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class A	2,227	$4,736
	Oriola Oyj, Class B	38,503	83,664
#	Outokumpu Oyj	105,866	519,723
	Ponsse Oyj	2,973	92,001
*	QT Group Oyj	2,330	203,003
	Raisio Oyj, Class V	15,215	35,645
	Rapala VMC Oyj	1,151	7,429
#*	Raute Oyj, Class A	401	5,477
	Revenio Group Oyj	5,089	242,151
#Ω	Rovio Entertainment Oyj	9,200	84,154
	Sampo Oyj, Class A	29,753	1,444,730
	Sanoma Oyj	21,019	265,512
	Scanfil Oyj	2,122	15,440
	Stora Enso Oyj, Class R	67,100	1,320,494
	Taaleri Oyj	4,591	49,991
	Talenom Oyj	3,569	39,153
	Teleste Oyj	3,087	14,989
	TietoEVRY Oyj	23,353	585,862
	Tokmanni Group Corp.	12,950	168,280
	UPM-Kymmene Oyj	52,586	1,819,070
	Uponor Oyj	18,691	328,417
	Vaisala Oyj, Class A	2,628	121,363
	Valmet Oyj	46,874	1,255,322
#	Verkkokauppa.com Oyj	1,932	8,920
	Wartsila OYJ Abp	49,352	396,292
*	WithSecure Oyj	15,273	83,430
#	YIT Oyj	41,269	166,112

TOTAL FINLAND			23,117,724

FRANCE — (7.4%)
	ABC arbitrage	8,258	63,665
*	Accor SA	20,157	662,230
#*	Aeroports de Paris	1,684	238,202
	Air Liquide SA	28,455	4,922,950
	Airbus SE	24,597	2,692,679
	AKWEL	2,771	50,879
#Ω	ALD SA	20,555	279,507
#	Alstom SA	11,337	249,192
	Altamir	3,848	106,031
	Alten SA	5,792	777,331
Ω	Amundi SA	5,326	320,252
	Arkema SA	17,148	1,953,917
	Assystem SA	1,573	67,049
	Atos SE	20,684	503,895
	Aubay	1,711	98,639
	AXA SA	76,328	2,019,259
	Axway Software SA	1,727	31,681
#	Bastide le Confort Medical	789	31,343
*	Beneteau SA	9,994	125,475
#	Bigben Interactive	3,977	59,739
	BioMerieux	7,457	709,920
	BNP Paribas SA	50,102	2,597,858
	Boiron SA	1,251	54,947
#	Bollore SE	83,620	390,206
	Bonduelle SCA	4,816	81,186
*††	Bourbon Corp.	3,477	0
#	Bouygues SA	58,790	2,021,391
	Bureau Veritas SA	29,265	840,687
	Burelle SA	30	16,911

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Capgemini SE	9,709	$1,976,548
	Carrefour SA	161,935	3,434,247
#*	Casino Guichard Perrachon SA	9,663	169,305
	Catana Group	5,629	46,364
	CBo Territoria	5,862	23,616
#*	Cegedim SA	1,934	50,144
*	CGG SA	219,811	252,879
	Chargeurs SA	4,384	79,403
	Cie de Saint-Gobain	49,501	2,887,797
*	Cie des Alpes	5,270	81,506
	Cie Generale des Etablissements Michelin SCA	33,413	4,138,531
	Cie Plastic Omnium SA	13,242	214,358
#	CNP Assurances	29,739	653,499
*	Coface SA	29,061	348,391
#	Credit Agricole SA	48,075	519,117
	Danone SA	17,675	1,068,829
	Dassault Systemes SE	7,704	340,704
	Derichebourg SA	27,761	250,525
	Edenred	18,447	926,448
	Eiffage SA	20,201	1,994,822
#	Electricite de France SA	33,136	301,241
*Ω	Elior Group SA	28,156	85,970
*	Elis SA	58,449	838,232
	Engie SA	147,626	1,742,056
*	Eramet SA	2,328	310,281
*	ESI Group.	604	41,514
	EssilorLuxottica SA	7,122	1,212,504
	Eurazeo SE	10,234	786,371
Ω	Euronext NV	11,243	900,813
	Eutelsat Communications SA	53,802	597,923
	Exel Industries, Class A	266	18,558
	Faurecia SE	37,315	811,398
	Fnac Darty SA	6,014	298,307
	Gaztransport Et Technigaz SA	5,320	633,498
	Getlink SE	21,835	399,561
*	GL Events	2,690	49,995
	Groupe Crit	826	58,158
	Groupe Gorge SA	802	15,891
	Guerbet	2,118	55,242
	Guillemot Corp.	678	9,440
*	Haulotte Group SA	2,041	8,175
	Hermes International	1,209	1,490,766
	HEXAOM	901	28,387
*	ID Logistics Group	600	191,079
	Imerys SA	8,616	338,960
	Infotel SA	752	43,301
	Interparfums SA	1,045	57,982
	Ipsen SA	8,567	888,088
	IPSOS	10,845	522,090
	Jacquet Metals SACA	3,858	83,110
*	JCDecaux SA	19,782	414,692
#	Kaufman & Broad SA	5,635	171,375
	Kering SA	4,379	2,329,945
	Korian SA	19,831	416,468
	Lagardere SA	12,455	326,217
	Lectra	6,056	251,067
	Legrand SA	21,468	1,902,369
	Linedata Services	750	34,278
	LISI	5,674	128,282

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	LNA Sante SA	1,295	$47,814
	L’Oreal SA	4,678	1,701,903
*	Lumibird	601	13,571
	LVMH Moet Hennessy Louis Vuitton SE	13,237	8,566,126
Ω	Maisons du Monde SA	11,270	192,208
	Manitou BF SA	2,842	64,481
	Manutan International	278	19,636
	Mersen SA	4,927	162,965
	Metropole Television SA	8,095	150,220
#*	Nacon SA	794	4,757
	Nexans SA	6,710	611,197
	Nexity SA	12,800	388,686
*	Nicox	1,341	2,417
	NRJ Group	4,221	26,559
	Oeneo SA	5,302	78,228
*	OL Groupe SA	4,903	12,769
	Orange SA	250,974	2,987,945
	Orpea SA	8,408	300,689
	Pharmagest Interactive	508	40,799
*	Prodways Group SA	1,203	3,262
	Publicis Groupe SA	20,420	1,225,949
	Quadient SA	10,199	190,734
#*††	Recylex SA	3,158	1,154
*	Renault SA	39,401	962,708
*	Rexel SA	66,260	1,357,314
	Robertet SA	177	164,294
	Rothschild & Co.	8,231	322,482
	Rubis SCA	13,191	350,848
	Safran SA	2,694	289,331
	Samse SA	48	10,879
	Savencia SA	1,061	68,778
	SCOR SE	45,936	1,298,786
	SEB SA	5,772	693,144
	SES SA	101,833	911,152
*Ω	SMCP SA	5,369	34,887
	Societe BIC SA	6,130	365,771
	Societe Generale SA	72,745	1,748,356
	Societe LDC SA	88	8,091
	Societe pour l’Informatique Industrielle	2,213	110,269
*	SOITEC	1,419	254,129
#*	Solocal Group	15,928	17,745
	Somfy SA	1,802	240,185
	Sopra Steria Group SACA	4,072	721,762
	SPIE SA	34,312	807,568
#*Ω	SRP Groupe SA	5,370	8,809
	Stef SA	1,222	120,425
	STMicroelectronics NV	39,978	1,477,074
	Sword Group	1,865	80,301
	Synergie SE	2,431	93,762
*	Technicolor SA	3,412	11,389
*	Technip Energies NV	31,415	381,750
	Teleperformance	5,501	1,974,370
#	Television Francaise 1	14,992	126,970
	Thermador Groupe	1,879	190,182
#	Tikehau Capital SCA	4,312	99,603
	Totalenergies EP Gabon	250	47,603
*	Touax SA	1,701	14,232
	Trigano SA	2,260	291,182
*	Ubisoft Entertainment SA	21,705	981,347

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Union Financiere de France BQE SA	1,264	$25,198
	Valeo	62,740	1,140,683
*	Vallourec SA	30,764	362,493
	Veolia Environnement SA	35,647	1,040,057
Ω	Verallia SA	15,584	428,394
	Vilmorin & Cie SA	2,171	103,136
#	Vinci SA	48,830	4,738,163
	Virbac SA	906	365,795
#	Vivendi SE	20,809	239,003
	Wavestone	1,251	65,797
*Ω	Worldline SA	13,821	543,771
*Ω	X-Fab Silicon Foundries SE	10,365	73,378
*	Xilam Animation SA	252	10,708

TOTAL FRANCE			102,785,761

GERMANY — (6.5%)
	1&1 AG	12,408	261,477
	3U Holding AG	898	2,232
	7C Solarparken AG	9,723	45,125
	Aareal Bank AG	15,902	541,841
	Adesso SE	497	97,411
	Adidas AG	7,931	1,599,359
#*	ADVA Optical Networking SE	14,838	201,404
	All for One Group SE	614	40,746
	Allgeier SE	1,476	66,403
	Allianz SE	15,781	3,560,731
	Amadeus Fire AG	1,098	153,682
#	Aroundtown SA	107,353	539,829
	Atoss Software AG	1,303	189,331
*Ω	Aumann AG	643	9,659
	Aurubis AG	9,731	1,105,825
	BASF SE	65,510	3,449,951
	Basler AG	570	63,781
*	Bauer AG	3,724	35,262
	Bayerische Motoren Werke AG	34,143	2,788,314
	BayWa AG	4,809	229,331
	Bechtle AG	9,021	416,858
Ω	Befesa SA	3,681	229,882
	Bertrandt AG	1,821	84,597
*	Bijou Brigitte AG	1,184	27,657
	Bilfinger SE	8,032	323,267
*	Borussia Dortmund GmbH & Co. KGaA	15,822	61,968
	Brenntag SE	24,002	1,852,078
	CANCOM SE	3,921	189,335
	Carl Zeiss Meditec AG	2,724	342,147
	CECONOMY AG	43,005	147,343
	CENIT AG	1,138	17,859
	Cewe Stiftung & Co. KGAA	1,993	181,916
*	Commerzbank AG	216,149	1,411,091
	CompuGroup Medical SE & Co. KgaA	5,344	285,652
*	Continental AG	18,157	1,244,501
#*	Corestate Capital Holding SA	6,569	56,950
Ω	Covestro AG	54,289	2,337,442
	CropEnergies AG	9,615	124,711
*	CTS Eventim AG & Co. KGaA	2,309	158,481
#*	Daimler Truck Holding AG	50,834	1,367,166
#*Ω	Delivery Hero SE	3,337	117,305
*	Deutsche Bank AG	169,530	1,674,956
	Deutsche Beteiligungs AG	3,648	113,366

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Boerse AG	10,384	$1,807,798
#	Deutsche EuroShop AG	7,676	127,178
#*	Deutsche Lufthansa AG	65,988	490,922
Ω	Deutsche Pfandbriefbank AG	38,281	481,791
	Deutsche Post AG	56,332	2,406,642
	Deutsche Telekom AG	398,554	7,341,823
	Deutz AG	31,772	140,819
#	DIC Asset AG	8,141	113,892
	DMG Mori AG	1,384	60,773
	Dr Hoenle AG	981	26,074
	Draegerwerk AG & Co. KGaA	933	42,785
	Duerr AG	6,157	160,019
	E.ON SE	244,573	2,545,261
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,439	122,391
*	EDAG Engineering Group AG	3,367	41,661
	Elmos Semiconductor SE	1,451	72,354
*	ElringKlinger AG	8,030	66,571
	Encavis AG	13,853	302,420
	Energiekontor AG	2,205	210,636
	Evonik Industries AG	25,283	661,312
	Fabasoft AG	710	17,978
	Fielmann AG	5,296	267,723
	First Sensor AG	731	38,524
#*	flatexDEGIRO AG	9,753	166,577
	FORTEC Elektronik AG	65	1,425
*	Francotyp-Postalia Holding AG, Class A	2,956	9,019
*	Fraport AG Frankfurt Airport Services Worldwide	5,037	269,174
	Freenet AG	41,967	1,161,152
	Fresenius Medical Care AG & Co. KGaA	15,320	952,703
	Fuchs Petrolub SE	7,294	194,411
	GEA Group AG	16,227	631,659
	Gerresheimer AG	7,746	538,055
*	Gesco AG	2,374	61,623
	GFT Technologies SE	5,152	204,640
*	Global Fashion Group SA	34	65
	Grand City Properties SA	14,135	249,554
	GRENKE AG	1,834	48,381
*	H&R GmbH & Co. KGaA	3,109	19,976
	Hamburger Hafen und Logistik AG	8,546	139,074
	Hannover Rueck SE	2,799	435,050
#Ω	Hapag-Lloyd AG	2,935	1,168,384
*	Heidelberger Druckmaschinen AG	78,275	172,939
*	HelloFresh SE	19,611	826,686
	Henkel AG & Co. KGaA	5,068	321,621
	Hensoldt AG	1,143	31,831
*	Highlight Communications AG	1,578	6,241
	Hornbach Holding AG & Co. KGaA	2,894	346,423
	Hugo Boss AG	15,455	866,761
*	Hypoport SE	566	156,473
	Indus Holding AG	5,552	157,943
	Infineon Technologies AG	46,556	1,321,409
Ω	Instone Real Estate Group SE	7,772	119,316
	IVU Traffic Technologies AG	1,335	25,030
	Jenoptik AG	8,533	239,853
Ω	JOST Werke AG	2,586	100,025
*	K+S AG	54,456	1,829,067
	KION Group AG	15,108	840,397
*	Kloeckner & Co. SE	20,604	265,416
	Knorr-Bremse AG	8,035	573,013

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Koenig & Bauer AG	4,031	$78,677
	Krones AG	1,826	140,992
	KSB SE & Co. KGaA	11	5,276
	KWS Saat SE & Co. KGaA	2,056	151,718
	Lanxess AG	21,964	849,042
	LEG Immobilien SE	7,827	802,506
	Leifheit AG	1,652	38,390
#*	Leoni AG	6,883	63,954
#*	Manz AG	577	23,520
*	Medigene AG	2,699	8,434
	Mercedes-Benz Group AG	101,669	7,096,615
*	METRO AG	37,295	327,597
	MLP SE	15,189	107,350
	MTU Aero Engines AG	3,062	617,500
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,401	1,286,198
*	Nagarro SE	2,001	281,345
	Nemetschek SE	9,306	738,471
	New Work SE	503	85,679
	Nexus AG	2,001	97,583
*	Nordex SE	10,646	153,644
	Norma Group SE	8,985	221,659
	OHB SE	1,146	40,507
	Patrizia AG	7,619	130,320
	Pfeiffer Vacuum Technology AG	567	100,935
	PNE AG	20,038	254,525
*	Progress-Werk Oberkirch AG	549	18,098
	ProSiebenSat.1 Media SE	50,556	581,686
	PSI Software AG	1,210	45,901
	Puma SE	10,078	741,525
*	PVA TePla AG	2,092	51,636
*	q.beyond AG	24,716	38,445
*	R Stahl AG	287	4,472
	Rational AG	536	326,984
	RTL Group SA	9,743	506,611
#	S&T AG	10,332	174,675
*	SAF-Holland SE	15,350	116,665
*	Salzgitter AG	10,574	438,922
	SAP SE	17,103	1,733,320
Ω	Scout24 SE	7,733	489,099
	Secunet Security Networks AG	211	89,334
*	SGL Carbon SE	15,607	85,692
Ω	Siemens Healthineers AG	3,915	209,335
	Siltronic AG	3,715	348,872
*	Sixt SE	3,540	460,244
	SMA Solar Technology AG	840	38,227
	Softing AG	978	6,455
	Software AG	7,374	226,970
	Stabilus SE	6,518	307,007
	Stemmer Imaging AG	320	10,091
	STRATEC SE	1,302	147,368
	Stroeer SE & Co. KGaA	7,447	445,528
	Suedzucker AG	20,485	266,789
#*	SUESS MicroTec SE	3,494	54,191
	Surteco Group SE	989	31,422
	Symrise AG	4,858	578,074
	TAG Immobilien AG	21,841	436,502
	Takkt AG	9,239	149,269
*	Talanx AG	8,802	365,984
*Ω	TeamViewer AG	21,055	252,640

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Technotrans SE	1,771	$43,941
	Telefonica Deutschland Holding AG	319,772	961,724
*	thyssenkrupp AG	89,658	687,590
	Traffic Systems SE	1,284	41,583
	Uniper SE	9,438	242,600
	United Internet AG	22,099	710,944
#*	va-Q-tec AG	1,198	21,047
#	Varta AG	3,218	301,095
	VERBIO Vereinigte BioEnergie AG	6,536	463,170
*	Vitesco Technologies Group AG, Class A	3,631	145,937
	Volkswagen AG	4,057	879,807
	Vonovia SE	22,593	900,127
	Vossloh AG	2,156	82,248
	Wacker Chemie AG	3,580	568,032
	Wacker Neuson SE	8,347	173,302
	Washtec AG	2,225	121,376
#*	Westwing Group SE	2,342	26,634
	Wuestenrot & Wuerttembergische AG	6,502	122,643
*Ω	Zalando SE	12,044	473,886

TOTAL GERMANY			90,195,091

HONG KONG — (2.5%)
*	Aceso Life Science Group Ltd.	611,000	7,147
	Aeon Credit Service Asia Co. Ltd.	38,000	24,764
	AIA Group Ltd.	697,200	6,849,124
*	Aidigong Maternal & Child Health Ltd.	352,000	19,134
	Analogue Holdings Ltd.	58,000	13,102
	APAC Resources Ltd.	20,000	3,174
*	Applied Development Holdings Ltd.	235,000	3,015
	Asia Financial Holdings Ltd.	40,000	17,190
	Asia Standard International Group Ltd.	156,000	14,745
	Asiasec Properties Ltd.	62,000	3,594
	ASM Pacific Technology Ltd.	63,200	636,916
	Bank of East Asia Ltd. (The)	224,571	332,302
	BOC Hong Kong Holdings Ltd.	223,500	809,039
	BOCOM International Holdings Co. Ltd.	130,000	17,723
	Bright Smart Securities & Commodities Group Ltd.	140,000	23,993
††	Brightoil Petroleum Holdings Ltd.	444,000	15,917
	Cafe de Coral Holdings Ltd.	110,000	172,697
#*	Cathay Pacific Airways Ltd.	261,000	260,772
*	Century City International Holdings Ltd.	420,000	19,665
	Chen Hsong Holdings	40,000	10,859
	Chevalier International Holdings Ltd.	12,000	13,827
*	China Energy Development Holdings Ltd.	1,680,000	31,367
	China Motor Bus Co. Ltd.	1,400	15,754
#*	China Star Entertainment Ltd.	180,000	19,067
*	China Strategic Holdings Ltd.	2,830,000	12,086
	Chinese Estates Holdings Ltd.	121,000	35,158
	Chow Sang Sang Holdings International Ltd.	104,000	115,143
	Chow Tai Fook Jewellery Group Ltd.	189,600	317,906
	Chuang’s China Investments Ltd.	190,000	8,754
	Chuang’s Consortium International Ltd.	200,000	21,884
	CITIC Telecom International Holdings Ltd.	571,000	204,910
	CK Asset Holdings Ltd.	166,069	1,125,805
	CK Life Sciences Int’l Holdings, Inc.	264,000	19,712
#	C-Mer Eye Care Holdings Ltd.	38,000	20,597
	CNT Group Ltd.	128,000	6,229
	Convenience Retail Asia Ltd.	54,000	6,452
*	Cowell e Holdings, Inc.	30,000	33,580

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	Crystal International Group Ltd.	111,500	$43,495
	CSI Properties Ltd.	1,190,000	28,346
	Dah Sing Banking Group Ltd.	131,328	110,366
	Dah Sing Financial Holdings Ltd.	44,920	130,714
	Dickson Concepts International Ltd.	43,500	21,706
	Dynamic Holdings Ltd.	10,000	12,393
	Eagle Nice International Holdings Ltd.	74,000	43,525
	EC Healthcare	78,000	78,394
*	Emperor Capital Group Ltd.	888,000	6,545
	Emperor Watch & Jewellery Ltd.	810,000	17,024
*	ENM Holdings Ltd.	376,000	30,871
*	Esprit Holdings Ltd.	666,750	117,458
*Ω	ESR Cayman Ltd.	68,600	208,243
*	Eternity Investment Ltd.	710,000	14,141
	EuroEyes International Eye Clinic Ltd., Class C	16,000	13,372
	Fairwood Holdings Ltd.	16,500	30,109
	Far East Consortium International Ltd.	422,856	131,778
	First Pacific Co. Ltd.	666,000	268,535
*Ω	FIT Hon Teng Ltd.	111,000	14,130
*Ω	Frontage Holdings Corp.	42,000	12,405
	FSE Lifestyle Services Ltd.	29,000	18,740
	Get Nice Financial Group Ltd.	101,500	10,009
	Giordano International Ltd.	382,000	79,732
	Glorious Sun Enterprises Ltd.	80,000	8,001
*††	Good Resources Holdings Ltd.	410,000	831
*	GR Properties Ltd.	170,000	24,516
	Great Eagle Holdings Ltd.	57,715	134,666
*	G-Resources Group Ltd.	113,760	39,511
	Guotai Junan International Holdings Ltd.	974,000	105,827
	Haitong International Securities Group Ltd.	731,956	115,872
	Hang Lung Group Ltd.	195,000	380,736
	Hang Lung Properties Ltd.	347,000	663,662
	Hang Seng Bank Ltd.	25,100	444,407
	Hanison Construction Holdings Ltd.	26,565	4,069
	Henderson Land Development Co. Ltd.	121,249	490,333
	HKBN Ltd.	238,000	278,064
	HKT Trust & HKT Ltd.	758,000	1,085,686
	Hon Kwok Land Investment Co. Ltd.	38,000	12,440
	Hong Kong Exchanges & Clearing Ltd.	50,340	2,135,371
	Hong Kong Ferry Holdings Co. Ltd.	22,000	19,541
	Hong Kong Technology Venture Co. Ltd.	119,000	100,849
*	Hongkong & Shanghai Hotels Ltd. (The)	119,511	118,644
	Hongkong Chinese Ltd.	136,000	10,977
Ω	Honma Golf Ltd.	25,000	10,024
	Hung Hing Printing Group Ltd.	86,000	13,893
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	56,702
*	Hypebeast Ltd.	200,000	25,227
	Hysan Development Co. Ltd.	81,000	238,321
	IGG, Inc.	220,000	90,613
*	Imagi International Holdings Ltd.	103,500	6,470
Ω	Impro Precision Industries Ltd.	36,000	9,322
	International Housewares Retail Co. Ltd.	91,000	30,495
	ITC Properties Group Ltd.	124,018	16,382
	Johnson Electric Holdings Ltd.	102,775	116,703
	K Wah International Holdings Ltd.	183,000	68,581
*	Kader Holdings Co. Ltd.	102,000	5,668
	Karrie International Holdings Ltd.	166,000	31,518
	Kerry Logistics Network Ltd.	122,500	281,706
	Kerry Properties Ltd.	143,500	388,043

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Kingston Financial Group Ltd.	644,000	$20,933
	Kowloon Development Co. Ltd.	101,000	131,473
*	Lai Sun Development Co. Ltd.	82,680	38,736
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	41,379
*	Lifestyle International Holdings Ltd.	122,500	58,900
	Liu Chong Hing Investment Ltd.	46,000	43,974
	L’Occitane International SA	82,000	257,034
	Luk Fook Holdings International Ltd.	97,000	222,024
	Lung Kee Bermuda Holdings	24,000	11,302
*	Magnificent Hotel Investment Ltd.	102,000	1,406
	Man Wah Holdings Ltd.	382,800	358,272
*	Mason Group Holdings Ltd.	3,999,598	9,049
	MECOM Power & Construction Ltd.	76,999	32,962
	Miramar Hotel & Investment	47,000	75,025
	Modern Dental Group Ltd.	72,000	26,260
	MTR Corp. Ltd.	62,920	334,301
	Nameson Holdings Ltd.	206,000	11,017
	New World Development Co. Ltd.	248,270	949,581
*	NewOcean Energy Holdings Ltd.	238,000	1,183
	Nissin Foods Co. Ltd.	74,000	48,651
	Orient Overseas International Ltd.	13,000	358,723
	Oriental Watch Holdings	83,457	45,914
*	Oshidori International Holdings Ltd.	1,002,000	63,569
	Pacific Basin Shipping Ltd.	1,225,000	562,043
*	Pacific Century Premium Developments Ltd.	124,200	7,449
	Pacific Textiles Holdings Ltd.	300,000	132,085
*	Paliburg Holdings Ltd.	58,000	15,171
#	PC Partner Group Ltd.	60,000	73,176
	PCCW Ltd.	1,041,797	590,243
	Pentamaster International Ltd.	144,000	17,478
#	Perfect Medical Health Management Ltd.	88,000	51,028
	Pico Far East Holdings Ltd.	162,000	24,008
	Playmates Holdings Ltd.	140,000	12,231
	Plover Bay Technologies Ltd.	56,000	23,091
	Power Assets Holdings Ltd.	70,000	471,014
	Prada SpA	52,100	324,173
	Public Financial Holdings Ltd.	104,000	32,028
*Ω	Razer, Inc.	432,000	147,420
*	Regal Hotels International Holdings Ltd.	76,000	30,379
Ω	Regina Miracle International Holdings Ltd.	87,000	52,167
*	Sa Sa International Holdings Ltd.	84,000	15,014
	SAS Dragon Holdings Ltd.	64,000	36,652
#	SEA Holdings Ltd.	47,706	38,261
*	Shangri-La Asia Ltd.	286,000	216,542
*	Shun Ho Property Investments Ltd.	1,683	268
*	Shun Tak Holdings Ltd.	394,000	79,816
	Sing Tao News Corp. Ltd.	52,000	2,362
	Singamas Container Holdings Ltd.	386,000	53,404
	Sino Land Co. Ltd.	583,052	770,668
	SITC International Holdings Co. Ltd.	278,000	924,202
	SmarTone Telecommunications Holdings Ltd.	131,500	68,670
	Solomon Systech International Ltd.	272,000	18,649
	Soundwill Holdings Ltd.	25,500	22,153
	Stella International Holdings Ltd.	107,000	113,153
	Sun Hung Kai & Co. Ltd.	139,000	65,906
	Sun Hung Kai Properties Ltd.	48,696	560,836
	SUNeVision Holdings Ltd.	106,000	88,062
	Swire Pacific Ltd., Class A	85,000	484,152
	Swire Pacific Ltd., Class B	142,500	134,351

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Swire Properties Ltd.	55,800	$133,728
	TAI Cheung Holdings Ltd.	82,000	50,180
	Techtronic Industries Co. Ltd.	70,000	934,367
*	Television Broadcasts Ltd.	88,000	54,250
	Texhong Textile Group Ltd.	64,500	77,566
	Texwinca Holdings Ltd.	224,000	38,501
*	TOM Group Ltd.	250,000	23,780
*	Town Health International Medical Group Ltd.	538,998	31,450
	Tradelink Electronic Commerce Ltd.	164,000	24,434
	Transport International Holdings Ltd.	56,513	92,448
*	Trendzon Holdings Group Ltd.	140,000	4,439
	United Laboratories International Holdings Ltd.	256,000	125,459
††	Untrade Convoy	576,000	2,298
*	Untrade Gold Fin Holdings	38,000	0
	Untrade Master Glory GP	163,500	1,017
††	Untrade Mh Development NPV	28,000	776
††	Untrade.Burwill	1,052,000	1,783
*	Value Convergence Holdings Ltd.	152,000	4,668
	Value Partners Group Ltd.	309,000	116,940
	Vedan International Holdings Ltd.	124,000	10,081
	Vitasoy International Holdings Ltd.	104,000	188,560
*	Vobile Group Ltd.	29,000	14,302
Ω	VPower Group International Holdings Ltd.	134,638	15,471
	VSTECS Holdings Ltd.	196,000	168,746
	VTech Holdings Ltd.	46,500	328,936
	Wai Kee Holdings Ltd.	56,000	24,550
	Wang On Group Ltd.	3,440,000	27,803
*	Wealthking Investments Ltd.	224,000	15,839
Ω	WH Group Ltd.	2,099,425	1,449,861
	Wharf Real Estate Investment Co. Ltd.	77,000	362,868
	Wing On Co. International Ltd.	9,000	20,441
	Wing Tai Properties Ltd.	62,000	32,943
*	Xingye Alloy Materials Group Ltd.	95,000	14,174
	YTO Express Holdings Ltd.	16,000	4,557
*	Yue Yuen Industrial Holdings Ltd.	217,000	319,182
#	Zensun Enterprises Ltd.	115,999	54,315
*	Zhaobangji Properties Holdings Ltd.	176,000	9,110

TOTAL HONG KONG			34,448,601

IRELAND — (0.7%)
	AIB Group PLC	213,486	463,721
*	Bank of Ireland Group PLC	259,423	1,572,285
	Cairn Homes PLC	190,398	229,592
#	CRH PLC, Sponsored ADR	69,726	2,759,755
*	Dalata Hotel Group PLC	21,785	99,506
*	Datalex PLC	15,426	12,394
	FBD Holdings PLC	6,986	73,073
	Glanbia PLC	28,275	337,105
*Ω	Glenveagh Properties PLC	138,603	167,256
*	Irish Continental Group PLC	56,456	228,688
	Kerry Group PLC, Class A	4,832	533,282
	Kingspan Group PLC	14,757	1,373,686
*	Permanent TSB Group Holdings PLC	13,273	20,885
	Smurfit Kappa Group PLC	40,086	1,693,865

TOTAL IRELAND			9,565,093

ISRAEL — (1.3%)
	Adgar Investment & Development Ltd.	6,846	15,488

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Afcon Holdings Ltd.	306	$17,585
	AFI Properties Ltd.	2,120	127,641
	Africa Israel Residences Ltd.	894	62,791
*	Airport City Ltd.	8,088	180,065
*	Albaad Massuot Yitzhak Ltd.	798	6,781
	Alony Hetz Properties & Investments Ltd.	12,913	211,338
	Alrov Properties & Lodgings Ltd.	1,669	108,821
	Amot Investments Ltd.	20,974	159,210
	Arad Ltd.	2,441	34,118
	Ashtrom Group Ltd.	5,453	152,065
	AudioCodes Ltd.	6,203	145,957
	Aura Investments Ltd.	30,276	65,075
	Automatic Bank Services Ltd.	2,578	15,717
#*	Avgol Industries 1953 Ltd.	23,344	16,571
	Azorim-Investment Development & Construction Co. Ltd.	13,323	68,850
	Azrieli Group Ltd.	1,019	87,530
	Bank Hapoalim BM	73,495	681,387
	Bank Leumi Le-Israel BM	138,571	1,454,267
*	Bet Shemesh Engines Holdings 1997 Ltd.	851	24,940
*	Bezeq The Israeli Telecommunication Corp. Ltd.	295,521	468,486
	Big Shopping Centers Ltd.	1,020	154,141
*	BioLine RX Ltd.	80,555	7,230
	Blue Square Real Estate Ltd.	677	60,486
*	Brack Capital Properties NV	439	67,788
*	Camtek Ltd.	2,359	69,428
	Carasso Motors Ltd.	7,213	46,558
*	Cellcom Israel Ltd.	23,874	139,645
*	Ceragon Networks Ltd.	7,505	14,335
*	Clal Insurance Enterprises Holdings Ltd.	12,566	278,534
*	Compugen Ltd.	2,478	5,579
	Danel Adir Yeoshua Ltd.	1,176	185,407
	Delek Automotive Systems Ltd.	10,942	155,712
*	Delek Group Ltd.	1,109	183,374
	Delta Galil Industries Ltd.	3,106	206,994
	Dor Alon Energy in Israel 1988 Ltd.	2,111	85,722
	Duniec Brothers Ltd.	816	52,448
	E&M Computing Ltd.	1,400	4,691
#	Electra Consumer Products 1970 Ltd.	2,172	122,618
	Electra Ltd.	430	295,067
	Electra Real Estate Ltd.	2,488	41,714
*	Ellomay Capital Ltd.	322	8,157
#*	Elron Ventures Ltd.	3,300	11,946
	Energix-Renewable Energies Ltd.	7,468	25,302
*	Enlight Renewable Energy Ltd.	66,724	143,153
*	Fattal Holdings 1998 Ltd.	451	65,049
	First International Bank of Israel Ltd. (The)	9,671	406,110
	FMS Enterprises Migun Ltd.	794	27,542
	Formula Systems 1985 Ltd.	2,261	218,789
	Fox Wizel Ltd.	2,217	325,966
	Gav-Yam Lands Corp. Ltd.	10,333	113,733
*	Gilat Satellite Networks Ltd.	2,199	16,085
	Hamat Group Ltd.	2,729	26,461
	Harel Insurance Investments & Financial Services Ltd.	29,089	356,540
	Hilan Ltd.	3,154	183,324
*	Hiper Global Ltd.	1,400	5,308
	ICL Group Ltd.	39,835	431,983
	IDI Insurance Co. Ltd.	1,786	59,117
	IES Holdings Ltd.	544	55,392
	Ilex Medical Ltd.	1,313	53,430

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Infinya Ltd.	954	$87,270
	Inrom Construction Industries Ltd.	24,007	103,666
	Isracard Ltd.	27,140	136,579
	Israel Canada T.R Ltd.	13,036	64,453
	Israel Discount Bank Ltd., Class A	150,770	890,514
	Israel Land Development - Urban Renewal Ltd.	2,713	49,235
	Isras Investment Co. Ltd.	376	91,646
*	Issta Lines Ltd.	587	21,503
*	Kamada Ltd.	4,706	25,271
	Kardan Real Estate Enterprise & Development Ltd.	5,616	8,328
	Kerur Holdings Ltd.	1,414	35,631
	Klil Industries Ltd.	213	17,623
	Levinstein Properties Ltd.	644	21,390
	M Yochananof & Sons Ltd.	1,041	62,173
	Magic Software Enterprises Ltd.	5,208	89,866
	Malam - Team Ltd.	1,640	47,159
	Matrix IT Ltd.	7,710	194,290
	Maytronics Ltd.	9,449	167,775
	Mediterranean Towers Ltd.	14,962	47,224
	Mega Or Holdings Ltd.	3,782	144,010
	Meitav Dash Investments Ltd.	7,248	41,218
*	Melisron Ltd.	2,058	166,939
*	Menora Mivtachim Holdings Ltd.	7,969	198,925
	Migdal Insurance & Financial Holdings Ltd.	104,926	177,037
#	Mivne Real Estate KD Ltd.	48,867	183,095
	Mivtach Shamir Holdings Ltd.	1,285	41,522
	Mizrahi Tefahot Bank Ltd.	19,404	717,747
	Nawi Brothers Ltd.	4,936	43,588
*	Neto Malinda Trading Ltd.	1,436	73,196
	Neto ME Holdings Ltd.	583	44,753
#*	Nice Ltd., Sponsored ADR	336	69,354
*	Nova Ltd.	826	79,209
	Novolog Ltd.	54,425	55,160
*	Oil Refineries Ltd.	527,463	234,758
	One Software Technologies Ltd.	7,831	129,019
	Palram Industries 1990 Ltd.	1,581	22,044
*	Partner Communications Co. Ltd.	38,913	308,681
*	Partner Communications Co. Ltd., ADR	1,321	10,343
*	Paz Oil Co. Ltd.	2,644	409,744
*	Perion Network Ltd.	4,225	90,335
	Phoenix Holdings Ltd.	40,195	505,671
	Plasson Industries Ltd.	1,084	63,590
	Prashkovsky Investments & Construction Ltd.	1,441	56,564
#*	Priortech Ltd.	1,092	28,969
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	153,517
	Scope Metals Group Ltd.	1,610	81,896
	Shapir Engineering & Industry Ltd.	19,536	182,783
*	Shikun & Binui Ltd.	29,104	171,582
	Shufersal Ltd.	27,713	233,166
	Strauss Group Ltd.	8,851	236,597
	Summit Real Estate Holdings Ltd.	12,581	295,561
	Suny Cellular Communication Ltd.	24,074	13,707
	Tadiran Group Ltd.	650	105,279
Ω	Tamar Petroleum Ltd.	19,353	52,083
	Telsys Ltd.	589	31,394
*	Tera Light Ltd.	7,969	16,020
	Tiv Taam Holdings 1 Ltd.	11,482	30,265
*	Tower Semiconductor Ltd.	20,441	986,133
	Victory Supermarket Chain Ltd.	1,493	23,551

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Vitania Ltd.	965	$8,800
	YD More Investments Ltd.	3,606	14,023
	YH Dimri Construction & Development Ltd.	1,190	106,852

TOTAL ISRAEL			17,615,817

ITALY — (2.5%)
	A2A SpA	314,442	537,242
	ACEA SpA	11,720	201,043
*	Aeffe SpA	5,749	10,518
	Amplifon SpA	21,343	851,476
Ω	Anima Holding SpA	55,509	270,481
*	Aquafil SpA	2,441	15,517
*	Arnoldo Mondadori Editore SpA	26,239	53,745
	Ascopiave SpA	18,798	69,472
	Assicurazioni Generali SpA	36,971	699,975
*	Atlantia SpA	17,758	423,616
	Avio SpA	3,017	35,844
	Azimut Holding SpA	29,473	625,590
	Banca Generali SpA	13,449	444,639
	Banca IFIS SpA	5,863	106,468
	Banca Mediolanum SpA	25,872	187,814
*	Banca Monte dei Paschi di Siena SpA	18,902	15,926
	Banca Popolare di Sondrio SpA	128,084	508,678
	Banca Profilo SpA	37,962	9,129
Ω	Banca Sistema SpA	9,819	20,897
	Banco BPM SpA	377,363	1,188,956
	Banco di Desio e della Brianza SpA	6,714	21,411
	Be Shaping The Future SpA	20,448	72,536
	BF SpA	5,253	19,637
Ω	BFF Bank SpA	17,840	111,243
*	Biesse SpA	567	8,846
	BPER Banca	286,229	478,173
	Brembo SpA	27,186	272,099
*	Brunello Cucinelli SpA	7,966	407,729
	Cairo Communication SpA	17,083	40,455
Ω	Carel Industries SpA	6,218	149,615
*	CIR SpA-Compagnie Industriali	101,839	44,125
	CNH Industrial NV	111,886	1,585,009
	Credito Emiliano SpA	25,960	158,593
#*	d’Amico International Shipping SA	117,657	15,892
	Danieli & C Officine Meccaniche SpA	11,141	174,281
#	Danieli & C Officine Meccaniche SpA	3,400	72,383
	De’ Longhi SpA	9,853	238,933
	DeA Capital SpA	29,586	39,999
#	DiaSorin SpA	3,572	467,903
	Digital Bros SpA	1,015	25,782
Ω	doValue SpA	7,484	63,635
*	Elica SpA	4,248	15,045
	Emak SpA	12,990	19,353
*Ω	Enav SpA	18,751	86,563
	Enel SpA	313,195	2,036,673
	ERG SpA	9,634	331,947
#	Esprinet SpA	9,762	90,162
*	Exprivia SpA	8,445	15,985
	Ferrari NV	6,533	1,374,515
	Fila SpA	4,579	45,544
	FinecoBank Banca Fineco SpA	36,901	512,974
*	FNM SpA	35,502	19,922
	Gefran SpA	1,074	10,560

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Geox SpA	10,145	$8,765
	GPI SpA	1,315	17,944
	Gruppo MutuiOnline SpA	4,502	137,862
	Hera SpA	209,583	781,659
*	IMMSI SpA	64,785	30,155
Ω	Infrastrutture Wireless Italiane SpA	25,353	270,525
*	Intek Group SpA	60,280	34,717
	Interpump Group SpA	1,388	56,117
	Intesa Sanpaolo SpA	653,914	1,332,492
	Iren SpA	97,914	253,101
	Italgas SpA	85,312	552,367
	Italmobiliare SpA	2,883	91,336
*	Iveco Group NV	22,377	131,654
#*	IVS Group SA	645	3,366
	LU-VE SpA	828	18,687
#	Maire Tecnimont SpA	33,875	99,227
	Mediobanca Banca di Credito Finanziario SpA	111,837	1,120,925
#*	MFE-MediaForEurope NV, Class A	103,891	63,438
#	MFE-MediaForEurope NV, Class B	103,891	95,680
#	Moncler SpA	13,637	710,402
*	Newlat Food SpA	1,730	10,820
	Openjobmetis SpA agenzia per il lavoro	2,295	25,312
	Orsero SpA	1,057	13,756
*Ω	OVS SpA	84,346	160,920
	Pharmanutra SpA	756	51,184
	Piaggio & C SpA	62,710	156,372
Ω	Piovan SpA	1,646	15,555
Ω	Pirelli & C SpA	67,807	336,052
Ω	Poste Italiane SpA	42,173	413,259
*	Prima Industrie SpA	595	10,018
	Prysmian SpA	20,906	679,966
Ω	RAI Way SpA	18,777	110,398
	Recordati Industria Chimica e Farmaceutica SpA	14,235	685,961
	Reply SpA	3,769	554,861
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	18,702
	Sabaf SpA	2,130	54,656
#	SAES Getters SpA	1,127	26,199
	SAES Getters SpA	1,099	17,270
*	Safilo Group SpA	13,132	21,787
#*	Saipem SpA	142,802	161,616
#*	Salvatore Ferragamo SpA	10,896	189,379
*	Saras SpA	153,095	142,488
*	Servizi Italia SpA	2,903	5,423
	Sesa SpA	1,513	218,731
	SIT SpA	906	6,324
	Snam SpA	104,495	573,113
*	Sogefi SpA	12,614	11,387
	SOL SpA	6,774	119,038
*	Spaxs SpA	7,923	102,804
	Stellantis NV	247,907	3,328,312
	Stellantis NV	6,633	88,683
	Tamburi Investment Partners SpA	16,230	147,862
#Ω	Technogym SpA	24,305	183,452
	Telecom Italia SpA	1,877,143	548,165
	Telecom Italia SpA	1,240,179	345,213
	Tenaris SA	47,712	729,144
#	Tenaris SA, Sponsored ADR	3,455	104,272
	Terna - Rete Elettrica Nazionale	96,238	784,925
	Tinexta SpA	4,209	105,298

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Tod’s SpA	1,460	$57,707
	TXT e-solutions SpA	1,430	14,697
	UniCredit SpA	135,056	1,249,956
Ω	Unieuro SpA	4,835	80,730
	Unipol Gruppo SpA	110,662	603,398
	UnipolSai Assicurazioni SpA	116,152	326,716
#	Webuild SpA	11,659	19,822
	Wiit SpA	998	26,661
	Zignago Vetro SpA	4,955	60,761

TOTAL ITALY			34,814,092

JAPAN — (20.4%)
	&Do Holdings Co. Ltd.	1,200	8,328
	77 Bank Ltd.	15,000	185,993
	A&A Material Corp.	1,500	9,994
	A&D HOLON Holdings Co. Ltd.	7,100	47,401
	ABC-Mart, Inc.	3,700	153,439
*	Access Co. Ltd.	8,700	37,952
#	Accrete, Inc.	1,000	9,071
	Achilles Corp.	3,200	31,974
	Acom Co. Ltd.	46,700	120,099
	AD Works Group Co. Ltd.	7,200	8,207
#	Adastria Co. Ltd.	4,080	67,618
	ADEKA Corp.	19,000	364,386
	Ad-sol Nissin Corp.	1,300	15,634
	Adtec Plasma Technology Co. Ltd.	900	13,786
	Advan Group Co. Ltd.	4,200	26,459
#	Advance Create Co. Ltd.	1,400	9,992
*	Advanced Media, Inc.	2,400	10,294
	Advantage Risk Management Co. Ltd.	1,100	4,270
	Advantest Corp.	9,300	634,707
	Adventure, Inc.	300	20,815
#	Adways, Inc.	1,800	10,845
	Aeon Co. Ltd.	40,065	761,455
	Aeon Delight Co. Ltd.	4,800	102,595
	Aeon Fantasy Co. Ltd.	1,300	21,384
	AEON Financial Service Co. Ltd.	25,600	235,351
#	Aeon Hokkaido Corp.	4,700	37,683
	Aeon Kyushu Co. Ltd.	700	11,228
	Aeon Mall Co. Ltd.	12,100	147,227
	Aeria, Inc.	2,400	7,000
	AFC-HD AMS Life Science Co. Ltd.	2,200	12,672
	AGC, Inc.	39,300	1,473,334
	Agro-Kanesho Co. Ltd.	2,200	19,906
	AGS Corp.	1,300	7,959
#	Ahresty Corp.	8,100	22,557
	Ai Holdings Corp.	3,300	43,323
#*	AI inside, Inc.	500	16,973
	Aica Kogyo Co. Ltd.	6,100	141,204
	Aichi Bank Ltd. (The)	2,200	77,800
	Aichi Corp.	10,500	73,064
	Aichi Steel Corp.	2,600	45,002
	Aichi Tokei Denki Co. Ltd.	2,400	28,475
	Aida Engineering Ltd.	13,100	97,051
	Aiful Corp.	59,000	168,169
	Aiming, Inc.	7,400	18,595
#	Ain Holdings, Inc.	3,200	143,535
	Ainavo Holdings Co. Ltd.	1,200	8,625
	Aiphone Co. Ltd.	3,100	47,522

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Air Water, Inc.	43,700	$580,026
	Airport Facilities Co. Ltd.	6,100	25,388
#	Airtech Japan Ltd.	2,100	16,819
	Airtrip Corp.	3,100	75,550
	Aisan Industry Co. Ltd.	10,100	54,448
	Aisin Corp.	33,018	959,191
	AIT Corp.	2,000	24,327
#	Aizawa Securities Group Co. Ltd.	9,400	48,486
	Ajis Co. Ltd.	1,100	19,087
	Akatsuki Corp.	8,400	19,995
	Akatsuki, Inc.	2,500	57,918
*	Akebono Brake Industry Co. Ltd.	28,700	33,894
	Akita Bank Ltd. (The)	4,100	52,641
	Albis Co. Ltd.	1,400	24,153
	Alconix Corp.	7,100	76,705
	Alfresa Holdings Corp.	35,200	478,674
#	Alinco, Inc.	3,800	24,945
#	Alleanza Holdings Co. Ltd.	1,700	13,088
*	Allied Telesis Holdings KK	16,600	12,385
	Alpen Co. Ltd.	4,700	71,243
	Alpha Corp.	600	4,506
*	AlphaPolis Co. Ltd.	400	10,228
	Alps Alpine Co. Ltd.	52,327	463,231
	Alps Logistics Co. Ltd.	4,100	33,723
	Altech Corp.	3,630	54,281
	Amada Co. Ltd.	62,800	487,640
	Amano Corp.	9,700	186,736
	Amiyaki Tei Co. Ltd.	600	13,410
	Amuse, Inc.	1,700	25,640
*	ANA Holdings, Inc.	8,000	150,805
	Anabuki Kosan, Inc.	1,000	17,370
	Anest Iwata Corp.	6,600	41,874
	Anicom Holdings, Inc.	7,600	35,850
	Anritsu Corp.	30,600	384,780
	AOI Electronics Co. Ltd.	1,500	23,137
#	AOKI Holdings, Inc.	9,700	45,654
	Aoyama Trading Co. Ltd.	12,200	62,042
	Aoyama Zaisan Networks Co. Ltd.	3,600	33,840
#	Aozora Bank Ltd.	20,500	410,421
	Apaman Co. Ltd.	1,600	5,855
#	Arakawa Chemical Industries Ltd.	4,300	34,271
	Arata Corp.	3,400	93,942
#	Arcland Service Holdings Co. Ltd.	2,200	38,019
	Arcs Co. Ltd.	11,300	178,896
#	Ardepro Co. Ltd.	25,100	8,482
	Arealink Co. Ltd.	1,900	21,889
	Argo Graphics, Inc.	1,900	45,100
#	Arisawa Manufacturing Co. Ltd.	10,600	74,134
	ARTERIA Networks Corp.	5,700	58,384
	Artiza Networks, Inc.	1,300	11,595
	Artnature, Inc.	5,000	28,514
#	ArtSpark Holdings, Inc.	6,800	44,112
*	Aruhi Corp.	9,200	70,807
	As One Corp.	2,000	106,186
	Asahi Broadcasting Group Holdings Corp.	3,400	18,478
	Asahi Co. Ltd.	4,900	50,132
	Asahi Diamond Industrial Co. Ltd.	17,600	77,123
	Asahi Holdings, Inc.	21,200	336,517
	Asahi Intecc Co. Ltd.	6,800	131,403

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Kasei Corp.	260,500	$2,137,321
	Asahi Kogyosha Co. Ltd.	2,152	26,142
#	Asahi Net, Inc.	3,500	15,686
	Asahi Printing Co. Ltd.	1,200	7,736
	Asahi Yukizai Corp.	3,400	49,104
	Asanuma Corp.	1,300	50,914
	Asax Co. Ltd.	2,400	10,921
	Ascentech KK	1,000	5,500
	Ashimori Industry Co. Ltd.	1,100	7,828
	Asia Pile Holdings Corp.	6,300	20,697
	Asics Corp.	24,800	391,263
	ASKUL Corp.	10,200	124,905
	Astena Holdings Co. Ltd.	9,400	31,402
	Asteria Corp.	2,900	20,596
#	Asti Corp.	500	6,423
#	Atled Corp.	700	10,778
*	Atrae, Inc.	2,300	31,760
*	Atsugi Co. Ltd.	5,100	21,055
	Aucnet, Inc.	2,500	29,410
	Autobacs Seven Co. Ltd.	17,900	188,469
	Aval Data Corp.	900	19,392
	Avant Corp.	4,800	42,674
	Avantia Co. Ltd.	2,500	16,287
	Avex, Inc.	8,900	95,672
	Awa Bank Ltd.	9,800	161,753
#	Axell Corp.	1,700	12,391
	Axial Retailing, Inc.	5,100	133,564
	Axyz Co. Ltd.	700	17,429
	Azbil Corp.	4,000	121,448
	Bandai Namco Holdings, Inc.	6,000	406,217
	Bando Chemical Industries Ltd.	9,300	60,960
#	Bank of Iwate Ltd. (The)	4,200	62,297
	Bank of Kochi Ltd. (The)	1,400	8,202
	Bank of Kyoto Ltd.	10,599	461,773
#	Bank of Nagoya Ltd. (The)	3,399	82,034
	Bank of Saga Ltd. (The)	4,700	51,678
	Bank of the Ryukyus Ltd.	11,900	74,145
	Bank of Toyama Ltd. (The)	1,000	15,479
	Baroque Japan Ltd.	3,800	22,940
	Base Co. Ltd.	400	19,469
	BayCurrent Consulting, Inc.	1,300	426,227
	Beauty Garage, Inc.	400	8,439
	Beenos, Inc.	1,400	19,319
	Belc Co. Ltd.	2,900	123,503
	Bell System24 Holdings, Inc.	8,100	93,673
	Belluna Co. Ltd.	15,900	89,313
	Benefit One, Inc.	10,800	163,754
	Benesse Holdings, Inc.	19,500	341,189
#*	Bengo4.com, Inc.	1,800	46,320
#	Bic Camera, Inc.	13,200	111,413
	BIPROGY, Inc.	16,300	411,819
	BML, Inc.	6,800	175,002
#	Bookoff Group Holdings Ltd.	3,100	23,761
	Bourbon Corp.	2,500	40,106
	BP Castrol KK	2,100	20,478
	Br Holdings Corp.	8,100	18,204
*	BrainPad, Inc.	3,500	30,663
	Bridgestone Corp.	52,600	1,927,984
	Broadleaf Co. Ltd.	25,100	70,922

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Broccoli Co. Ltd.	1,000	$8,758
	Brother Industries Ltd.	22,700	394,517
	Bull-Dog Sauce Co. Ltd.	2,700	39,552
	Bunka Shutter Co. Ltd.	15,200	114,234
#	Business Brain Showa-Ota, Inc.	1,700	18,043
	Business Engineering Corp.	400	12,240
	BuySell Technologies Co. Ltd.	500	12,463
	C Uyemura & Co. Ltd.	2,100	97,067
	CAC Holdings Corp.	3,200	33,312
	Calbee, Inc.	17,400	311,676
#	Can Do Co. Ltd.	170	3,022
	Canare Electric Co. Ltd.	1,700	21,845
	Canon Electronics, Inc.	6,700	76,726
	Canon Marketing Japan, Inc.	8,600	187,135
	Canon, Inc.	28,900	664,964
	Capcom Co. Ltd.	16,600	438,026
	CareerIndex, Inc.	900	3,921
	Careerlink Co. Ltd.	1,300	13,976
#	Carenet, Inc.	3,500	22,283
	Carlit Holdings Co. Ltd.	5,200	25,607
	Carta Holdings, Inc.	800	15,190
#	Casa, Inc.	2,200	13,461
	Casio Computer Co. Ltd.	23,400	242,654
	Cawachi Ltd.	3,900	61,463
	CE Holdings Co. Ltd.	2,000	7,083
#*	CellSource Co. Ltd.	1,300	37,615
	Central Automotive Products Ltd.	1,900	30,583
	Central Glass Co. Ltd.	9,100	167,567
	Central Japan Railway Co.	3,900	490,952
	Central Security Patrols Co. Ltd.	3,200	51,654
	Central Sports Co. Ltd.	1,200	21,995
	Ceres, Inc.	1,800	19,849
	Charm Care Corp. KK	3,000	29,971
	Chiba Bank Ltd. (The)	52,300	301,420
	Chiba Kogyo Bank Ltd. (The)	12,300	25,692
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	46,591
#	Chino Corp.	2,800	34,578
	Chiyoda Co. Ltd.	4,500	24,365
*	Chiyoda Corp.	23,300	77,038
	Chiyoda Integre Co. Ltd.	2,800	47,108
	Chofu Seisakusho Co. Ltd.	5,500	80,977
	Chori Co. Ltd.	3,300	48,433
	Chubu Shiryo Co. Ltd.	6,500	51,065
	Chudenko Corp.	8,500	136,626
	Chuetsu Pulp & Paper Co. Ltd.	3,700	26,644
	Chugai Ro Co. Ltd.	1,400	15,889
	Chugoku Bank Ltd.	39,300	288,995
	Chugoku Marine Paints Ltd.	8,500	62,332
#	Chukyo Bank Ltd. (The)	2,900	36,661
	Chuo Spring Co. Ltd.	5,000	25,854
	Chuo Warehouse Co. Ltd.	2,300	16,956
	CI Takiron Corp.	10,600	45,164
	Citizen Watch Co. Ltd.	71,300	269,094
	CKD Corp.	10,000	129,497
#	CK-San-Etsu Co. Ltd.	700	22,305
#	CL Holdings, Inc.	1,800	15,222
	Cleanup Corp.	4,700	18,975
	CMC Corp.	1,600	14,645
	CMIC Holdings Co. Ltd.	2,400	27,627

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	CMK Corp.	12,600	$50,268
	Coca-Cola Bottlers Japan Holdings, Inc.	23,555	264,068
	COLOPL, Inc.	8,000	39,429
	Computer Engineering & Consulting Ltd.	4,800	43,928
#	Computer Institute of Japan Ltd.	3,600	21,473
	COMSYS Holdings Corp.	18,563	385,408
	Comture Corp.	4,900	105,837
	Concordia Financial Group Ltd.	99,832	363,299
	CONEXIO Corp.	4,900	54,994
*	COOKPAD, Inc.	3,000	6,278
#	Core Corp.	1,800	19,805
	Corona Corp.	3,800	24,598
	Cosel Co. Ltd.	6,600	38,483
	Cosmo Energy Holdings Co. Ltd.	16,900	419,870
	Cosmos Initia Co. Ltd.	2,100	6,582
	Cosmos Pharmaceutical Corp.	1,000	92,188
	Cota Co. Ltd.	3,882	42,665
	CRE, Inc.	2,300	28,528
	Create Restaurants Holdings, Inc.	19,900	124,452
	Create SD Holdings Co. Ltd.	6,600	150,963
	Credit Saison Co. Ltd.	35,200	396,473
	Creek & River Co. Ltd.	2,900	46,813
	Cresco Ltd.	4,200	60,777
*	CROOZ, Inc.	2,000	10,949
	CTI Engineering Co. Ltd.	3,300	57,873
	CTS Co. Ltd.	5,600	37,249
#	Cube System, Inc.	1,200	8,274
	Curves Holdings Co. Ltd.	9,900	58,029
	CyberAgent, Inc.	35,000	369,770
	Cyberlinks Co. Ltd.	700	5,934
	Cybernet Systems Co. Ltd.	3,400	21,993
	Cybozu, Inc.	7,300	72,140
	Dai Nippon Printing Co. Ltd.	20,200	422,140
	Dai Nippon Toryo Co. Ltd.	5,000	30,147
	Daicel Corp.	66,600	407,125
	Dai-Dan Co. Ltd.	3,700	60,339
	Daido Kogyo Co. Ltd.	2,100	14,784
	Daido Steel Co. Ltd.	7,200	205,379
	Daifuku Co. Ltd.	5,200	319,741
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	18,094
	Daihen Corp.	5,000	143,037
#	Daiho Corp.	3,400	116,393
	Dai-Ichi Cutter Kogyo KK	2,000	20,943
	Daiichi Jitsugyo Co. Ltd.	2,500	72,592
#	Daiichi Kensetsu Corp.	1,900	18,742
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	42,118
	Dai-ichi Life Holdings, Inc.	40,300	806,968
	Daiken Corp.	3,600	58,204
#	Daiken Medical Co. Ltd.	2,300	9,124
#	Daiki Aluminium Industry Co. Ltd.	9,000	99,750
	Daikin Industries Ltd.	8,400	1,283,668
#	Daikokutenbussan Co. Ltd.	1,700	62,565
	Daikyonishikawa Corp.	11,800	45,604
	Daimaruenawin Co. Ltd.	700	5,711
#	Dainichi Co. Ltd.	4,300	21,234
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	57,994
	Daio Paper Corp.	18,600	221,793
	Daiohs Corp.	1,500	12,020
	Daiseki Co. Ltd.	4,680	168,322

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	10,300	$199,226
	Daishinku Corp.	7,600	67,630
#	Daisue Construction Co. Ltd.	2,500	24,979
	Daito Chemix Corp.	2,800	16,863
	Daito Pharmaceutical Co. Ltd.	3,400	68,007
	Daito Trust Construction Co. Ltd.	6,700	645,289
	Daitron Co. Ltd.	2,500	36,268
	Daiwa House Industry Co. Ltd.	55,900	1,343,846
	Daiwa Industries Ltd.	9,100	77,614
	Daiwa Securities Group, Inc.	128,904	631,775
	Daiwabo Holdings Co. Ltd.	27,500	355,843
	DATA HORIZON Co. Ltd.	600	9,902
	Dawn Corp.	600	8,642
	DCM Holdings Co. Ltd.	31,600	260,913
	Dear Life Co. Ltd.	3,800	15,020
	Delica Foods Holdings Co. Ltd.	2,000	8,233
*	DeNA Co. Ltd.	15,500	224,658
	Denka Co. Ltd.	19,700	528,118
#	Densan System Holdings Co. Ltd.	1,800	36,489
	Denso Corp.	15,100	920,273
	Dentsu Group, Inc.	6,200	223,458
	Denyo Co. Ltd.	4,200	51,965
	Dexerials Corp.	14,400	315,754
	DIC Corp.	23,100	440,488
	Digital Arts, Inc.	2,600	145,262
	Digital Garage, Inc.	3,700	122,450
	Digital Hearts Holdings Co. Ltd.	3,400	44,315
	Digital Holdings, Inc.	4,300	48,689
	Digital Information Technologies Corp.	2,300	21,015
	Dip Corp.	5,500	179,316
#	Direct Marketing MiX, Inc.	4,000	49,100
	Disco Corp.	2,700	660,826
	DKK Co. Ltd.	3,400	63,891
#	DKK-Toa Corp.	1,400	9,715
	DKS Co. Ltd.	2,300	46,130
	DMG Mori Co. Ltd.	29,400	368,981
	Doshisha Co. Ltd.	7,500	88,344
	Double Standard, Inc.	1,600	22,075
	Doutor Nichires Holdings Co. Ltd.	8,000	91,945
	Dowa Holdings Co. Ltd.	13,800	587,061
*	Drecom Co. Ltd.	3,100	11,847
	DTS Corp.	6,900	151,395
	Duskin Co. Ltd.	9,800	209,050
	Dvx, Inc.	1,700	13,828
	DyDo Group Holdings, Inc.	2,600	100,803
	Dynic Corp.	1,100	6,123
	Eagle Industry Co. Ltd.	7,800	62,149
	Earth Corp.	4,000	169,048
	EAT & Holdings Co. Ltd.	600	10,088
	Ebara Corp.	3,500	160,746
	Ebara Foods Industry, Inc.	1,600	35,564
	Ebara Jitsugyo Co. Ltd.	3,300	60,416
	Ebase Co. Ltd.	3,000	9,965
	Eco’s Co. Ltd.	2,100	32,102
	EDION Corp.	19,900	179,080
	EF-ON, Inc.	6,039	25,383
	eGuarantee, Inc.	4,500	74,702
	E-Guardian, Inc.	2,200	49,625
#	Ehime Bank Ltd. (The)	8,700	61,744

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eidai Co. Ltd.	6,000	$12,806
	Eiken Chemical Co. Ltd.	6,100	80,790
	Eizo Corp.	4,200	109,478
	EJ Holdings, Inc.	2,000	17,723
	Elan Corp.	6,500	50,755
	Elecom Co. Ltd.	11,700	140,298
	Elematec Corp.	4,200	37,931
	en Japan, Inc.	7,000	164,471
	Endo Lighting Corp.	3,700	24,971
	Enigmo, Inc.	6,000	23,683
	Enomoto Co. Ltd.	600	6,962
	Enplas Corp.	1,900	40,642
	Entrust, Inc.	1,700	6,778
#	eRex Co. Ltd.	5,300	80,224
	ES-Con Japan Ltd.	5,500	32,234
	Eslead Corp.	2,600	33,697
	ESPEC Corp.	3,100	41,157
	Exedy Corp.	8,000	95,265
	EXEO Group, Inc.	21,619	359,909
	Ezaki Glico Co. Ltd.	5,200	149,077
	F&M Co. Ltd.	700	7,594
	Faith, Inc.	1,900	10,716
#	FALCO HOLDINGS Co. Ltd.	1,900	30,805
	FAN Communications, Inc.	9,600	31,875
	Fancl Corp.	8,300	158,887
	FANUC Corp.	3,200	490,330
	Fast Retailing Co. Ltd.	2,500	1,151,015
	FCC Co. Ltd.	10,100	100,888
#*	FDK Corp.	4,400	24,526
	Feed One Co. Ltd.	7,600	38,771
	Felissimo Corp.	1,000	8,715
	Fenwal Controls of Japan Ltd.	1,200	12,905
#	Ferrotec Holdings Corp.	8,300	152,200
	Fibergate, Inc.	1,300	11,599
	FIDEA Holdings Co. Ltd.	4,770	47,403
#	Financial Products Group Co. Ltd.	6,700	41,002
	FINDEX, Inc.	2,900	13,943
#	First Bank of Toyama Ltd. (The)	13,200	33,046
	First Brothers Co. Ltd.	1,700	10,910
#	First Juken Co. Ltd.	2,200	18,950
	First-corp, Inc.	1,400	8,501
	Fixstars Corp.	4,900	31,127
	FJ Next Holdings Co. Ltd.	3,700	28,417
#	Focus Systems Corp.	1,800	12,451
	Food & Life Cos. Ltd.	16,700	396,301
	Forum Engineering, Inc.	2,700	17,202
	Forval Corp.	1,100	7,423
	Foster Electric Co. Ltd.	7,000	37,272
	FP Corp.	8,600	194,508
	France Bed Holdings Co. Ltd.	6,600	44,620
#	Freebit Co. Ltd.	2,300	15,556
#	Fronteo, Inc.	2,900	32,540
#	F-Tech, Inc.	4,000	16,492
	FTGroup Co. Ltd.	1,800	14,357
	Fudo Tetra Corp.	4,390	52,486
#	Fuji Co. Ltd.	6,100	104,869
	Fuji Corp.	15,300	255,273
	Fuji Corp.	3,600	31,018
	Fuji Corp. Ltd.	7,000	33,369

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Die Co. Ltd.	1,600	$8,044
	Fuji Electric Co. Ltd.	12,800	561,289
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	21,606
	Fuji Kyuko Co. Ltd.	4,499	142,368
	Fuji Media Holdings, Inc.	9,800	84,641
#	Fuji Oil Co. Ltd.	12,400	26,666
	Fuji Oil Holdings, Inc.	12,400	175,979
	Fuji Seal International, Inc.	10,800	143,435
	Fuji Soft, Inc.	5,000	266,486
	Fujibo Holdings, Inc.	3,000	73,866
	Fujicco Co. Ltd.	4,700	73,443
	Fujikura Composites, Inc.	4,800	25,184
	Fujikura Kasei Co. Ltd.	8,100	27,618
	Fujikura Ltd.	66,700	315,524
	Fujimi, Inc.	2,100	91,559
	Fujimori Kogyo Co. Ltd.	4,500	124,118
	Fujisash Co. Ltd.	30,200	16,711
*	Fujita Kanko, Inc.	1,800	32,593
	Fujitec Co. Ltd.	6,800	146,554
	Fujitsu General Ltd.	9,000	159,967
	Fujitsu Ltd.	11,600	1,753,330
	Fujiya Co. Ltd.	2,300	42,504
#	FuKoKu Co. Ltd.	2,600	18,796
	Fukuda Corp.	1,600	56,591
#	Fukuda Denshi Co. Ltd.	2,900	166,999
#	Fukui Bank Ltd. (The)	5,600	58,412
	Fukui Computer Holdings, Inc.	2,300	57,410
	Fukuoka Financial Group, Inc.	29,928	546,823
	Fukushima Galilei Co. Ltd.	2,300	66,615
	Fukuyama Transporting Co. Ltd.	6,900	193,129
	FULLCAST Holdings Co. Ltd.	4,700	89,925
	Funai Soken Holdings, Inc.	8,980	150,596
	Furukawa Battery Co. Ltd.	4,000	36,968
	Furukawa Co. Ltd.	7,400	72,242
	Furukawa Electric Co. Ltd.	18,300	297,175
#	Furuno Electric Co. Ltd.	7,300	52,729
#	Furuya Metal Co. Ltd.	600	42,721
	Furyu Corp.	5,800	45,810
	Fuso Chemical Co. Ltd.	4,500	132,451
	Fuso Pharmaceutical Industries Ltd.	1,700	27,986
	Futaba Corp.	12,100	61,799
	Futaba Industrial Co. Ltd.	18,200	55,333
	Future Corp.	7,300	106,960
	Fuyo General Lease Co. Ltd.	5,800	313,808
#	G-7 Holdings, Inc.	7,500	94,184
	Gakken Holdings Co. Ltd.	6,400	43,530
	Gakkyusha Co. Ltd.	1,500	18,580
	Gecoss Corp.	3,900	23,470
	Genki Sushi Co. Ltd.	1,200	23,021
	Genky DrugStores Co. Ltd.	2,400	67,331
	Geo Holdings Corp.	11,000	106,665
	Geostr Corp.	5,000	11,785
#	Gift Holdings, Inc.	1,100	19,730
#	Gig Works, Inc.	2,400	7,912
	Giken Ltd.	500	13,720
	GL Sciences, Inc.	1,400	26,362
	GLOBERIDE, Inc.	6,400	129,139
	Glory Ltd.	12,300	197,845
#	Glosel Co. Ltd.	4,100	12,981

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO Financial Gate, Inc.	200	$19,617
	GMO Financial Holdings, Inc.	10,400	64,512
	GMO GlobalSign Holdings KK	600	25,295
	GMO internet, Inc.	12,100	241,821
	GMO Payment Gateway, Inc.	3,600	302,040
#*	GNI Group Ltd.	1,700	14,914
*	Godo Steel Ltd.	3,100	31,092
	Goldcrest Co. Ltd.	5,400	70,233
	Goldwin, Inc.	3,000	150,473
	Golf Digest Online, Inc.	1,000	7,833
	Good Com Asset Co. Ltd.	2,000	16,244
#	Grandy House Corp.	3,100	12,535
	gremz, Inc.	2,000	24,961
	GS Yuasa Corp.	17,699	306,907
	GSI Creos Corp.	3,000	27,473
	G-Tekt Corp.	6,700	64,489
	Gun-Ei Chemical Industry Co. Ltd.	1,500	31,674
	GungHo Online Entertainment, Inc.	11,570	236,055
	Gunma Bank Ltd.	81,500	234,275
	Gunze Ltd.	4,000	115,152
	H.U. Group Holdings, Inc.	15,800	352,063
	H2O Retailing Corp.	24,860	162,616
#	HABA Laboratories, Inc.	500	7,822
	Hachijuni Bank Ltd.	88,700	292,509
	Hagihara Industries, Inc.	3,400	26,878
	Hagiwara Electric Holdings Co. Ltd.	2,500	36,191
	Hakudo Co. Ltd.	1,900	36,408
	Hakuhodo DY Holdings, Inc.	22,500	265,535
#	Hakuto Co. Ltd.	3,600	63,081
#	Halows Co. Ltd.	2,800	66,917
	Hamakyorex Co. Ltd.	5,100	114,364
	Hamamatsu Photonics KK	5,400	241,613
	Handsman Co. Ltd.	1,500	12,776
	Hankyu Hanshin Holdings, Inc.	15,600	411,709
	Hanwa Co. Ltd.	8,700	212,659
	Happinet Corp.	4,100	47,845
	Hard Off Corp. Co. Ltd.	2,800	17,639
#	Harima Chemicals Group, Inc.	3,800	22,841
	Harmonic Drive Systems, Inc.	1,300	32,879
*	Haruyama Holdings, Inc.	2,200	7,908
	Haseko Corp.	60,900	667,283
	Hashimoto Sogyo Holdings Co. Ltd.	800	12,157
	Hazama Ando Corp.	51,900	360,594
#	Heiwa Real Estate Co. Ltd.	7,000	220,817
	Heiwado Co. Ltd.	9,000	135,775
#*	Hennge KK	2,600	20,401
	Hibiya Engineering Ltd.	4,400	64,532
	Hikari Tsushin, Inc.	1,900	222,477
#	HI-LEX Corp.	5,900	51,726
	Himaraya Co. Ltd.	1,200	8,641
	Hino Motors Ltd.	30,600	157,957
	Hioki EE Corp.	1,700	101,973
	Hirakawa Hewtech Corp.	2,600	22,139
	Hirano Tecseed Co. Ltd.	1,800	27,537
	Hirata Corp.	1,300	47,768
#	Hirogin Holdings, Inc.	67,300	331,598
	Hirose Electric Co. Ltd.	1,500	190,311
*	Hirose Tusyo, Inc.	900	15,974
	Hiroshima Gas Co. Ltd.	7,500	18,760

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hisaka Works Ltd.	5,000	$29,525
	Hisamitsu Pharmaceutical Co., Inc.	3,900	106,847
	Hitachi Transport System Ltd.	3,900	255,994
	Hitachi Zosen Corp.	50,700	273,589
	Hito Communications Holdings, Inc.	1,700	20,270
	Hochiki Corp.	4,800	44,470
	Hodogaya Chemical Co. Ltd.	1,400	38,755
#	Hogy Medical Co. Ltd.	4,600	114,876
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	28,532
	Hokkaido Gas Co. Ltd.	2,000	23,261
	Hokkan Holdings Ltd.	2,500	23,990
	Hokko Chemical Industry Co. Ltd.	6,000	46,660
#	Hokkoku Financial Holdings, Inc.	6,400	184,624
	Hokuetsu Corp.	34,700	177,769
	Hokuetsu Industries Co. Ltd.	6,000	40,820
	Hokuhoku Financial Group, Inc.	33,600	227,367
#	Hokuriku Electric Industry Co. Ltd.	1,000	8,971
#	Hokuriku Electrical Construction Co. Ltd.	3,480	20,597
	Hokuto Corp.	5,800	91,100
	Honda Motor Co. Ltd., Sponsored ADR	8,470	222,337
	Honda Motor Co. Ltd.	95,800	2,519,880
#	Honda Tsushin Kogyo Co. Ltd.	4,400	16,147
	H-One Co. Ltd.	5,000	22,873
	Honeys Holdings Co. Ltd.	4,450	36,618
	Hoosiers Holdings	9,100	45,707
	Horiba Ltd.	6,400	311,381
	Hoshizaki Corp.	1,200	76,011
	Hosiden Corp.	13,000	123,970
	Hosokawa Micron Corp.	3,600	68,249
#	Hotland Co. Ltd.	3,400	35,671
	House Foods Group, Inc.	7,700	180,213
	Howa Machinery Ltd.	3,900	23,685
	Hoya Corp.	15,800	1,568,025
#*	HPC Systems, Inc.	1,000	14,893
	HS Holdings Co. Ltd.	4,600	46,419
	Hulic Co. Ltd.	34,969	295,257
	Hyakugo Bank Ltd.	59,200	156,675
	Hyakujushi Bank Ltd. (The)	6,400	83,050
	Ibiden Co. Ltd.	9,600	358,770
	IBJ, Inc.	3,800	20,873
	Ichigo, Inc.	74,000	165,947
	Ichiken Co. Ltd.	1,200	16,913
	Ichikoh Industries Ltd.	11,300	32,663
	Ichimasa Kamaboko Co. Ltd.	1,500	9,605
	Ichinen Holdings Co. Ltd.	5,400	52,895
	Ichiyoshi Securities Co. Ltd.	10,100	44,458
#	Icom, Inc.	1,900	34,964
#	ID Holdings Corp.	3,750	24,252
	IDEA Consultants, Inc.	700	9,706
	Idec Corp.	7,300	128,853
	IDOM, Inc.	19,900	99,713
	Ihara Science Corp.	2,000	30,643
	IHI Corp.	36,300	823,094
	Iida Group Holdings Co. Ltd.	15,540	247,158
	Iino Kaiun Kaisha Ltd.	20,000	113,233
	IJTT Co. Ltd.	7,800	30,805
	Ikegami Tsushinki Co. Ltd.	1,400	6,646
	I’ll, Inc.	2,100	22,209
	Imagica Group, Inc.	5,700	30,183

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Imagineer Co. Ltd.	1,000	$7,258
	Imasen Electric Industrial	2,600	11,952
	i-mobile Co. Ltd.	1,300	13,039
*	Impact HD, Inc.	800	19,239
	Imuraya Group Co. Ltd.	1,800	31,112
	Inaba Denki Sangyo Co. Ltd.	10,700	209,853
	Inaba Seisakusho Co. Ltd.	2,800	27,610
	Inabata & Co. Ltd.	12,000	196,364
#	Inageya Co. Ltd.	5,300	54,989
*	I-NE Co. Ltd.	400	10,319
	Ines Corp.	4,700	55,384
#	I-Net Corp.	3,730	35,194
	Infocom Corp.	6,100	103,979
	Infomart Corp.	30,500	151,901
	Information Services International-Dentsu Ltd.	3,300	94,770
	INFRONEER Holdings, Inc.	46,640	339,728
	Innotech Corp.	4,100	42,395
	Insource Co. Ltd.	5,550	94,524
	Intage Holdings, Inc.	8,600	104,635
	Intelligent Wave, Inc.	2,300	10,085
	Inter Action Corp.	2,400	35,747
	Internet Initiative Japan, Inc.	8,400	262,175
#	Inui Global Logistics Co. Ltd.	2,900	37,129
	I-PEX, Inc.	3,800	41,352
#	IPS, Inc.	600	10,069
	IR Japan Holdings Ltd.	2,200	69,672
	Iriso Electronics Co. Ltd.	3,700	86,458
	ISB Corp.	3,100	26,062
	Ise Chemicals Corp.	400	13,134
	Iseki & Co. Ltd.	6,600	62,402
	Isetan Mitsukoshi Holdings Ltd.	64,900	481,660
	Ishihara Chemical Co. Ltd.	3,400	33,670
	Ishihara Sangyo Kaisha Ltd.	8,500	66,597
	Ishizuka Glass Co. Ltd.	1,000	13,424
	Isuzu Motors Ltd.	98,900	1,153,746
*	ITbook Holdings Co. Ltd.	3,200	11,348
	Itfor, Inc.	5,500	34,080
	ITmedia, Inc.	2,300	29,574
	Ito En Ltd.	5,000	205,478
	Itochu Enex Co. Ltd.	19,300	159,789
	Itochu Techno-Solutions Corp.	7,800	182,643
	Itoham Yonekyu Holdings, Inc.	40,700	204,845
	Itoki Corp.	9,400	25,563
	IwaiCosmo Holdings, Inc.	5,600	54,560
	Iwaki Co. Ltd.	1,700	14,468
	Iwasaki Electric Co. Ltd.	2,000	35,670
	Iwatani Corp.	11,500	457,548
	Iwatsu Electric Co. Ltd.	2,900	18,810
	Iwatsuka Confectionery Co. Ltd.	900	27,437
	Iyo Bank Ltd.	57,100	276,872
	Izumi Co. Ltd.	8,900	193,429
	J Front Retailing Co. Ltd.	49,600	371,684
	J Trust Co. Ltd.	17,200	41,397
	JAC Recruitment Co. Ltd.	4,000	56,298
	Jaccs Co. Ltd.	6,700	169,429
	JAFCO Group Co. Ltd.	24,600	296,581
#	JANOME Corp.	7,199	37,905
*	Japan Airlines Co. Ltd.	9,300	153,538
*	Japan Airport Terminal Co. Ltd.	3,000	124,310

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Aviation Electronics Industry Ltd.	15,000	$209,747
	Japan Best Rescue System Co. Ltd.	3,600	28,218
#*	Japan Communications, Inc.	27,200	38,132
*	Japan Display, Inc.	40,600	20,891
	Japan Electronic Materials Corp.	2,700	40,022
	Japan Elevator Service Holdings Co. Ltd.	13,000	169,895
	Japan Exchange Group, Inc.	45,100	671,557
#	Japan Foundation Engineering Co. Ltd.	6,500	38,377
*	Japan Hospice Holdings, Inc.	600	7,931
#	Japan Investment Adviser Co. Ltd.	2,100	19,068
	Japan Lifeline Co. Ltd.	14,400	120,028
	Japan Material Co. Ltd.	14,200	214,537
	Japan Medical Dynamic Marketing, Inc.	3,200	38,984
	Japan Oil Transportation Co. Ltd.	700	13,943
	Japan Property Management Center Co. Ltd.	3,600	27,517
	Japan Pulp & Paper Co. Ltd.	3,400	99,581
	Japan Securities Finance Co. Ltd.	27,400	197,919
	Japan Steel Works Ltd.	2,800	78,805
	Japan Transcity Corp.	8,700	39,702
	Japan Wool Textile Co. Ltd.	14,300	106,888
	Jastec Co. Ltd.	1,400	11,998
	JBCC Holdings, Inc.	3,800	43,721
	JCU Corp.	4,600	117,163
	JDC Corp.	7,800	32,059
	Jeol Ltd.	1,700	76,345
	JFE Systems, Inc.	1,300	23,943
	JGC Holdings Corp.	39,800	450,384
#*	JIG-SAW, Inc.	900	37,488
#	Jimoto Holdings, Inc.	4,650	21,830
	JINS Holdings, Inc.	2,800	92,283
	JINUSHI Co. Ltd.	3,100	45,611
#	JK Holdings Co. Ltd.	3,200	26,392
	JM Holdings Co. Ltd.	3,300	41,296
*	JMDC, Inc.	1,100	53,046
#	JMS Co. Ltd.	5,000	22,669
	J-Oil Mills, Inc.	5,400	66,012
	Joshin Denki Co. Ltd.	5,100	78,654
	Joyful Honda Co. Ltd.	11,900	142,718
	JP-Holdings, Inc.	13,200	21,640
	JSB Co. Ltd.	600	16,053
	JSP Corp.	3,300	38,139
	JTEKT Corp.	51,200	356,962
	Juki Corp.	9,000	59,861
	Juroku Financial Group, Inc.	7,700	129,339
	Justsystems Corp.	4,400	191,239
	JVCKenwood Corp.	55,200	78,395
	K&O Energy Group, Inc.	3,800	48,721
	Kadokawa Corp.	5,869	147,119
	Kadoya Sesame Mills, Inc.	400	10,885
	Kaga Electronics Co. Ltd.	4,200	98,960
	Kagome Co. Ltd.	6,200	155,161
	Kajima Corp.	42,000	468,068
	Kakaku.com, Inc.	12,100	253,396
	Kakiyasu Honten Co. Ltd.	2,400	43,963
	Kamakura Shinsho Ltd.	4,900	21,616
#	Kameda Seika Co. Ltd.	3,300	107,410
	Kamei Corp.	6,100	48,971
	Kamigumi Co. Ltd.	20,800	353,161
	Kanaden Corp.	4,800	35,007

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	$46,380
	Kanamic Network Co. Ltd.	6,700	26,034
#	Kanamoto Co. Ltd.	11,000	164,377
	Kandenko Co. Ltd.	25,600	162,345
#	Kaneko Seeds Co. Ltd.	2,900	40,067
	Kanematsu Corp.	25,200	260,445
	Kanematsu Electronics Ltd.	3,100	92,630
	Kanemi Co. Ltd.	500	10,352
	Kansai Electric Power Co., Inc. (The)	38,600	338,367
	Kansai Food Market Ltd.	1,400	14,512
	Kansai Paint Co. Ltd.	6,300	86,763
	Kanto Denka Kogyo Co. Ltd.	13,300	100,338
	Kao Corp.	28,100	1,126,205
#*	Kasai Kogyo Co. Ltd.	7,000	14,555
	Katakura & Co-op Agri Corp.	700	7,022
	Katakura Industries Co. Ltd.	6,600	128,138
	Katitas Co. Ltd.	9,300	216,940
	Kato Works Co. Ltd.	2,500	14,850
	Kawada Technologies, Inc.	1,400	38,401
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,400	31,888
	Kawasaki Heavy Industries Ltd.	38,200	679,303
	Kawasaki Kisen Kaisha Ltd.	1,100	57,510
	KDDI Corp.	103,300	3,420,747
#	KeePer Technical Laboratory Co. Ltd.	3,200	64,627
	Keihan Holdings Co. Ltd.	11,500	245,292
	Keihanshin Building Co. Ltd.	4,200	43,711
	Keihin Co. Ltd.	900	9,840
	Keikyu Corp.	21,000	211,523
	Keio Corp.	5,300	203,269
	Keisei Electric Railway Co. Ltd.	6,500	159,376
	KEIWA, Inc.	1,000	36,552
	Keiyo Bank Ltd.	28,100	107,085
	Keiyo Co. Ltd.	8,600	60,697
	KEL Corp.	1,000	9,953
	Kenko Mayonnaise Co. Ltd.	2,600	27,802
	Kewpie Corp.	15,800	266,100
	Keyence Corp.	2,100	844,209
	KFC Holdings Japan Ltd.	3,200	70,119
	KFC Ltd.	1,400	18,477
	KH Neochem Co. Ltd.	8,400	158,905
#	Kimoto Co. Ltd.	15,800	25,766
	Kimura Chemical Plants Co. Ltd.	5,400	33,782
	Kimura Unity Co. Ltd.	1,200	13,005
	Kinden Corp.	22,500	266,614
	King Co. Ltd.	3,600	14,746
	King Jim Co. Ltd.	1,300	9,145
	Kinki Sharyo Co. Ltd. (The)	1,300	11,900
	Kintetsu Group Holdings Co. Ltd.	8,800	252,307
	Kintetsu World Express, Inc.	11,300	269,194
	Kissei Pharmaceutical Co. Ltd.	8,000	158,306
	Ki-Star Real Estate Co. Ltd.	1,900	78,372
	Kitagawa Corp.	2,400	23,087
#	Kita-Nippon Bank Ltd. (The)	3,200	38,179
	Kitano Construction Corp.	1,000	16,467
#	Kitanotatsujin Corp.	16,900	22,239
	Kito Corp.	7,100	92,218
	Kitz Corp.	20,200	102,683
	Kiyo Bank Ltd.	16,100	176,597
*	KLab, Inc.	8,100	27,535

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Koa Corp.	8,000	$93,243
#	Koa Shoji Holdings Co. Ltd.	2,000	13,347
	Koatsu Gas Kogyo Co. Ltd.	6,900	34,670
	Kobayashi Pharmaceutical Co. Ltd.	1,400	95,472
	Kobe Bussan Co. Ltd.	12,200	297,427
*	Kobe Electric Railway Co. Ltd.	1,300	32,385
	Kobe Steel Ltd.	88,120	382,030
	Koei Tecmo Holdings Co. Ltd.	1,440	44,158
	Kohnan Shoji Co. Ltd.	8,800	254,850
	Kohsoku Corp.	2,000	23,675
	Koito Manufacturing Co. Ltd.	5,500	201,820
#	Kojima Co. Ltd.	7,900	38,601
#	Kokusai Pulp & Paper Co. Ltd.	4,800	10,883
	Kokuyo Co. Ltd.	22,000	286,532
#	KOMAIHALTEC, Inc.	1,300	19,332
	Komatsu Ltd.	32,100	722,458
	Komatsu Matere Co. Ltd.	7,000	81,116
	Komatsu Wall Industry Co. Ltd.	2,000	28,410
	KOMEDA Holdings Co. Ltd.	9,900	170,547
	Komehyo Holdings Co. Ltd.	2,300	30,673
	Komeri Co. Ltd.	10,600	223,905
	Komori Corp.	11,900	67,529
#	Konaka Co. Ltd.	5,700	14,885
	Konami Holdings Corp.	6,800	418,155
	Kondotec, Inc.	4,900	40,780
#	Konica Minolta, Inc.	127,500	443,741
	Konishi Co. Ltd.	6,700	78,653
	Konoike Transport Co. Ltd.	6,500	57,694
	Konoshima Chemical Co. Ltd.	1,600	18,139
*	Kosaido Holdings Co. Ltd.	5,600	34,416
	Kose Corp.	300	30,798
	Kozo Keikaku Engineering, Inc.	1,000	19,772
	Krosaki Harima Corp.	1,400	43,464
	KRS Corp.	3,000	24,526
#	K’s Holdings Corp.	42,300	418,902
	KU Holdings Co. Ltd.	3,800	31,142
	Kubota Corp.	20,900	355,063
	Kumagai Gumi Co. Ltd.	10,900	227,471
#	Kumiai Chemical Industry Co. Ltd.	12,810	86,662
	Kunimine Industries Co. Ltd.	2,600	20,227
	Kurabo Industries Ltd.	4,400	60,367
	Kuraray Co. Ltd.	84,800	678,208
	Kureha Corp.	3,600	270,470
	Kurimoto Ltd.	2,100	25,915
	Kurita Water Industries Ltd.	6,100	208,109
	Kuriyama Holdings Corp.	2,700	20,319
	Kusuri no Aoki Holdings Co. Ltd.	3,600	159,495
	KYB Corp.	5,400	122,229
	Kyocera Corp.	12,700	666,838
	Kyoden Co. Ltd.	6,700	26,170
	Kyodo Printing Co. Ltd.	2,100	43,456
	Kyoei Steel Ltd.	5,500	56,430
#	Kyokuto Boeki Kaisha Ltd.	1,500	24,989
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	75,614
	Kyokuto Securities Co. Ltd.	5,500	29,607
	Kyokuyo Co. Ltd.	3,000	75,087
#	KYORIN Holdings, Inc.	10,100	146,878
#	Kyoritsu Printing Co. Ltd.	7,400	7,651
	Kyosan Electric Manufacturing Co. Ltd.	10,000	33,626

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyowa Electronic Instruments Co. Ltd.	5,000	$13,858
	Kyowa Kirin Co. Ltd.	5,600	118,030
#	Kyowa Leather Cloth Co. Ltd.	3,800	19,540
	Kyudenko Corp.	11,000	249,456
	Kyushu Electric Power Co., Inc.	41,900	262,981
	Kyushu Financial Group, Inc.	85,550	262,540
#	Kyushu Leasing Service Co. Ltd.	2,100	9,473
	Kyushu Railway Co.	13,500	264,610
	LAC Co. Ltd.	1,800	11,299
	Lacto Japan Co. Ltd.	1,700	26,087
	Lasertec Corp.	3,400	454,245
	Lawson, Inc.	9,000	331,022
	LEC, Inc.	7,300	48,918
	Life Corp.	5,200	118,622
	LIFULL Co. Ltd.	12,600	21,979
	LIKE, Inc.	1,800	29,797
	Linical Co. Ltd.	2,200	13,782
	Link & Motivation, Inc.	5,900	20,758
	Lintec Corp.	10,700	199,315
	Lion Corp.	19,000	195,765
	LITALICO, Inc.	4,200	86,642
	Lixil Corp.	42,600	749,262
	Lonseal Corp.	800	8,763
	Look Holdings, Inc.	2,000	23,693
#*	LTS, Inc.	700	15,041
*	M&A Capital Partners Co. Ltd.	3,500	108,713
	M3, Inc.	20,000	638,679
	Mabuchi Motor Co. Ltd.	9,900	264,414
#*	Macbee Planet, Inc.	200	9,170
	Macnica Fuji Electronics Holdings, Inc.	12,550	260,198
	Macromill, Inc.	11,800	108,527
	Maeda Kosen Co. Ltd.	4,200	96,026
	Maezawa Industries, Inc.	3,600	17,544
	Maezawa Kasei Industries Co. Ltd.	3,600	35,188
	Maezawa Kyuso Industries Co. Ltd.	4,200	29,539
	Makino Milling Machine Co. Ltd.	6,200	191,043
	Makita Corp.	10,400	307,391
*	Management Solutions Co. Ltd.	1,800	63,762
	Mandom Corp.	7,100	70,593
	Mani, Inc.	5,200	59,384
	MarkLines Co. Ltd.	2,700	55,613
	Marubun Corp.	3,300	16,865
	Marudai Food Co. Ltd.	5,000	58,407
	Marufuji Sheet Piling Co. Ltd.	400	5,893
	Maruha Nichiro Corp.	10,500	193,243
	Marui Group Co. Ltd.	11,100	191,114
#	Maruichi Steel Tube Ltd.	13,600	290,256
	MARUKA FURUSATO Corp.	5,592	147,188
#	Marumae Co. Ltd.	1,200	19,845
#	Marusan Securities Co. Ltd.	16,100	61,244
	Maruwa Co. Ltd.	2,300	268,171
#	Maruwa Unyu Kikan Co. Ltd.	9,200	107,410
	Maruyama Manufacturing Co., Inc.	600	7,129
	Maruzen CHI Holdings Co. Ltd.	3,900	11,498
	Maruzen Co. Ltd.	1,300	17,851
	Maruzen Showa Unyu Co. Ltd.	3,100	75,670
	Marvelous, Inc.	8,400	49,380
	Matsuda Sangyo Co. Ltd.	3,100	54,435
#	Matsui Construction Co. Ltd.	6,000	29,876

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Matsui Securities Co. Ltd.	28,100	$173,793
	MatsukiyoCocokara & Co.	8,160	269,732
	Max Co. Ltd.	5,000	60,995
	Maxell Ltd.	12,500	111,459
	Maxvalu Tokai Co. Ltd.	2,300	45,922
	Mazda Motor Corp.	61,206	434,609
	McDonald’s Holdings Co. Japan Ltd.	5,000	198,364
	MCJ Co. Ltd.	23,800	155,670
	Mebuki Financial Group, Inc.	178,250	358,905
	MEC Co. Ltd.	3,000	57,184
	Media Do Co. Ltd.	1,800	23,755
	Medical Data Vision Co. Ltd.	6,200	46,390
	Medical System Network Co. Ltd.	7,000	27,178
	Medikit Co. Ltd.	700	12,447
	Medipal Holdings Corp.	17,700	291,491
	Medius Holdings Co. Ltd.	1,500	11,603
*	MedPeer, Inc.	3,100	70,960
*	Megachips Corp.	2,600	66,609
	Megmilk Snow Brand Co. Ltd.	11,300	168,436
	Meidensha Corp.	11,700	211,877
	Meiho Facility Works Ltd.	1,800	9,639
#	Meiji Electric Industries Co. Ltd.	1,500	11,759
	Meiko Electronics Co. Ltd.	6,600	174,542
	Meisei Industrial Co. Ltd.	10,800	56,543
	Meitec Corp.	5,700	302,555
	Meito Sangyo Co. Ltd.	2,500	31,148
	Meiwa Corp.	5,000	33,702
#	Meiwa Estate Co. Ltd.	2,100	9,711
#	Melco Holdings, Inc.	1,500	45,791
#	Members Co. Ltd.	1,100	26,181
	Menicon Co. Ltd.	11,900	254,177
#*	Mercari, Inc.	1,000	16,387
*	Metaps, Inc.	1,700	9,346
#*	MetaReal Corp.	900	7,025
	METAWATER Co. Ltd.	5,500	90,932
	Micronics Japan Co. Ltd.	7,900	92,455
	Midac Holdings Co. Ltd.	1,500	24,185
#	Mie Kotsu Group Holdings, Inc.	12,100	42,790
	Mikuni Corp.	7,000	20,579
	Milbon Co. Ltd.	4,280	179,207
	MIMAKI ENGINEERING Co. LTD	1,500	7,868
	Mimasu Semiconductor Industry Co. Ltd.	4,500	80,623
	Minebea Mitsumi, Inc.	35,490	680,917
	Ministop Co. Ltd.	3,800	40,922
	Mirai Industry Co. Ltd.	1,400	15,683
#	Miraial Co. Ltd.	1,700	21,657
	Mirainovate Co. Ltd.	12,500	15,444
	Mirait Holdings Corp.	23,410	328,059
	Miroku Jyoho Service Co. Ltd.	4,500	45,695
	MISUMI Group, Inc.	17,200	431,278
	Mitani Corp.	8,000	101,675
	Mitani Sangyo Co. Ltd.	7,800	18,451
	Mitani Sekisan Co. Ltd.	1,600	63,768
#	Mito Securities Co. Ltd.	16,800	33,847
#	Mitsuba Corp.	11,200	30,294
	Mitsubishi Electric Corp.	60,100	629,505
	Mitsubishi Estate Co. Ltd.	27,600	402,037
	Mitsubishi Gas Chemical Co., Inc.	33,000	481,898
	Mitsubishi HC Capital, Inc.	148,570	668,486

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Heavy Industries Ltd.	26,300	$899,200
	Mitsubishi Kakoki Kaisha Ltd.	1,800	26,987
	Mitsubishi Logisnext Co. Ltd.	8,300	48,701
	Mitsubishi Logistics Corp.	11,300	260,437
*	Mitsubishi Motors Corp.	71,100	177,822
*	Mitsubishi Paper Mills Ltd.	6,500	15,284
	Mitsubishi Pencil Co. Ltd.	8,500	82,518
	Mitsubishi Research Institute, Inc.	1,900	57,204
	Mitsubishi UFJ Financial Group, Inc.	488,200	2,838,089
	Mitsuboshi Belting Ltd.	6,400	98,033
	Mitsui Chemicals, Inc.	40,566	926,857
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	66,927
*	Mitsui E&S Holdings Co. Ltd.	18,000	48,471
	Mitsui Fudosan Co. Ltd.	36,800	779,930
	Mitsui High-Tec, Inc.	3,400	293,711
	Mitsui Mining & Smelting Co. Ltd.	18,200	460,199
	Mitsui OSK Lines Ltd.	11,400	266,887
	Mitsui-Soko Holdings Co. Ltd.	7,300	135,710
	Mitsuuroko Group Holdings Co. Ltd.	8,300	64,194
	Miura Co. Ltd.	7,100	148,303
	Mixi, Inc.	12,500	215,031
	Miyaji Engineering Group, Inc.	1,500	40,174
	Miyazaki Bank Ltd. (The)	4,300	68,324
	Miyoshi Oil & Fat Co. Ltd.	2,400	21,272
	Mizuho Financial Group, Inc.	98,380	1,194,598
	Mizuho Leasing Co. Ltd.	9,200	213,262
#	Mizuho Medy Co. Ltd.	1,800	27,392
	Mizuno Corp.	5,500	90,511
*	Mobile Factory, Inc.	1,400	10,393
	Modec, Inc.	7,000	65,633
	Monex Group, Inc.	52,500	239,439
	Monogatari Corp.	1,100	45,870
	MonotaRO Co. Ltd.	22,800	391,659
#	MORESCO Corp.	1,700	15,299
	Mori-Gumi Co. Ltd.	1,900	4,374
	Morinaga & Co. Ltd.	10,500	325,591
	Morinaga Milk Industry Co. Ltd.	9,700	390,636
	Moriroku Holdings Co. Ltd.	2,200	29,942
	Morita Holdings Corp.	8,100	77,740
	Morito Co. Ltd.	5,100	30,171
	Morningstar Japan KK.	4,100	17,422
	Morozoff Ltd.	1,000	23,127
#	Mortgage Service Japan Ltd.	2,200	16,699
#	MrMax Holdings Ltd.	8,700	40,881
	MS&AD Insurance Group Holdings, Inc.	17,600	523,904
	MTG Co. Ltd.	700	7,803
	MTI Ltd.	4,700	17,187
	Mugen Estate Co. Ltd.	2,600	10,288
	m-up Holdings, Inc.	5,600	44,100
	Murakami Corp.	1,400	25,675
	Murata Manufacturing Co. Ltd.	33,900	2,020,694
	Musashi Co. Ltd.	300	4,018
	Musashi Seimitsu Industry Co. Ltd.	15,600	158,536
	Musashino Bank Ltd. (The)	7,800	106,690
	Mutoh Holdings Co. Ltd.	200	3,336
	Nabtesco Corp.	19,100	435,625
	NAC Co. Ltd.	2,700	19,657
	Nachi-Fujikoshi Corp.	4,500	130,876
	Nadex Co. Ltd.	1,100	5,567

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nafco Co. Ltd.	2,900	$37,482
	Nagano Bank Ltd. (The)	1,800	17,774
	Nagano Keiki Co. Ltd.	4,100	35,145
	Nagase & Co. Ltd.	26,100	374,014
	Nagatanien Holdings Co. Ltd.	2,700	40,706
	Nagawa Co. Ltd.	900	63,437
	Nagoya Railroad Co. Ltd.	18,000	289,101
	Naigai Tec Corp.	600	11,717
	Naigai Trans Line Ltd.	600	8,615
	Nakabayashi Co. Ltd.	4,900	18,569
	Nakamoto Packs Co. Ltd.	1,600	18,843
*	Nakamura Choukou Co. Ltd.	3,800	19,684
	Nakamuraya Co. Ltd.	900	21,720
	Nakanishi, Inc.	12,300	201,043
#	Nakano Corp.	4,900	12,080
	Nakayamafuku Co. Ltd.	1,900	5,068
	Nakayo, Inc.	1,100	9,173
#*	Namura Shipbuilding Co. Ltd.	12,900	34,544
	Nankai Electric Railway Co. Ltd.	11,300	201,737
	Nanto Bank Ltd.	7,800	122,035
	Narasaki Sangyo Co. Ltd.	1,000	13,381
#	Nasu Denki Tekko Co. Ltd.	100	6,989
	Natori Co. Ltd.	2,900	45,009
	NEC Capital Solutions Ltd.	2,400	36,332
	NEC Corp.	23,500	911,703
	NEC Networks & System Integration Corp.	11,500	163,291
	NEOJAPAN, Inc.	1,100	9,670
	NET One Systems Co. Ltd.	20,600	491,574
	New Art Holdings Co. Ltd.	2,100	21,478
	New Japan Chemical Co. Ltd.	5,200	10,682
	Nexon Co. Ltd.	3,300	75,145
	Nextage Co. Ltd.	10,600	162,004
*	NexTone, Inc.	800	17,240
	NGK Insulators Ltd.	33,700	453,320
	NGK Spark Plug Co. Ltd.	45,200	693,604
#	NH Foods Ltd.	18,500	584,238
	NHK Spring Co. Ltd.	53,200	343,615
	Nicca Chemical Co. Ltd.	1,900	10,964
	Nice Corp.	1,400	20,396
	Nichias Corp.	15,700	281,963
	Nichiban Co. Ltd.	2,800	37,543
#	Nichicon Corp.	13,300	120,430
	Nichiden Corp.	3,400	56,650
	Nichiha Corp.	7,200	130,173
	Nichirei Corp.	23,000	422,291
	Nichireki Co. Ltd.	5,800	54,139
	Nichirin Co. Ltd.	2,810	33,630
	Nidec Corp.	11,200	724,070
	Nifco, Inc.	17,300	365,269
	Nihon Chouzai Co. Ltd.	2,800	27,240
#	Nihon Dempa Kogyo Co. Ltd.	4,700	42,434
	Nihon Dengi Co. Ltd.	900	24,178
	Nihon Denkei Co. Ltd.	1,350	13,264
	Nihon Flush Co. Ltd.	5,100	37,703
	Nihon House Holdings Co. Ltd.	11,100	34,376
	Nihon Kagaku Sangyo Co. Ltd.	2,900	25,314
	Nihon Kohden Corp.	13,500	324,082
	Nihon M&A Center Holdings, Inc.	29,500	363,257
	Nihon Nohyaku Co. Ltd.	9,800	45,206

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co. Ltd.	19,400	$137,219
#	Nihon Plast Co. Ltd.	3,800	14,407
	Nihon Tokushu Toryo Co. Ltd.	2,700	16,672
#	Nihon Yamamura Glass Co. Ltd.	1,600	9,647
	Niitaka Co. Ltd.	500	9,190
	Nikkato Corp.	1,400	5,418
	Nikkiso Co. Ltd.	16,700	104,087
#	Nikko Co. Ltd.	8,000	37,681
	Nikkon Holdings Co. Ltd.	14,900	225,676
	Nikon Corp.	27,500	309,013
	Nintendo Co. Ltd.	4,900	2,236,314
	Nippi, Inc.	400	10,917
	Nippn Corp.	13,100	170,385
	Nippon Air Conditioning Services Co. Ltd.	3,800	23,469
	Nippon Aqua Co. Ltd.	1,900	9,100
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	38,351
#	Nippon Carbide Industries Co., Inc.	1,700	17,939
	Nippon Carbon Co. Ltd.	2,400	77,104
	Nippon Care Supply Co. Ltd.	700	7,488
	Nippon Chemical Industrial Co. Ltd.	1,799	30,757
*	Nippon Chemi-Con Corp.	5,200	72,181
	Nippon Concept Corp.	2,200	23,093
	Nippon Concrete Industries Co. Ltd.	4,300	10,176
	Nippon Densetsu Kogyo Co. Ltd.	9,600	119,353
	Nippon Dry-Chemical Co. Ltd.	1,600	20,565
	Nippon Electric Glass Co. Ltd.	15,600	314,035
	Nippon Express Holdings, Inc.	13,100	768,063
	Nippon Felt Co. Ltd.	2,300	7,548
	Nippon Filcon Co. Ltd.	1,900	7,319
	Nippon Fine Chemical Co. Ltd.	2,700	43,300
	Nippon Gas Co. Ltd.	34,800	493,824
	Nippon Hume Corp.	6,600	34,627
#	Nippon Kodoshi Corp.	1,600	24,107
	Nippon Koei Co. Ltd.	3,800	84,821
	Nippon Light Metal Holdings Co. Ltd.	18,350	235,109
	Nippon Paint Holdings Co. Ltd.	5,500	43,567
	Nippon Paper Industries Co. Ltd.	31,000	246,229
	Nippon Parking Development Co. Ltd.	51,500	60,918
#	Nippon Pillar Packing Co. Ltd.	5,000	100,548
#	Nippon Piston Ring Co. Ltd.	2,300	22,369
	Nippon Rietec Co. Ltd.	2,400	20,839
	Nippon Road Co. Ltd.	1,000	55,746
	Nippon Seiki Co. Ltd.	13,400	97,003
	Nippon Seisen Co. Ltd.	600	19,179
	Nippon Sharyo Ltd.	2,200	35,706
#*	Nippon Sheet Glass Co. Ltd.	24,600	74,397
	Nippon Shinyaku Co. Ltd.	3,000	202,901
	Nippon Shokubai Co. Ltd.	5,300	213,226
	Nippon Signal Co. Ltd.	11,500	79,834
	Nippon Soda Co. Ltd.	6,500	171,904
	Nippon Steel Trading Corp.	4,100	166,860
	Nippon Suisan Kaisha Ltd.	91,200	402,677
	Nippon Systemware Co. Ltd.	1,800	32,024
	Nippon Telegraph & Telephone Corp.	36,300	1,069,737
	Nippon Thompson Co. Ltd.	14,800	57,456
	Nippon Yusen KK	18,200	1,313,021
	Nishikawa Rubber Co. Ltd.	2,100	21,215
	Nishimatsu Construction Co. Ltd.	10,700	315,022
	Nishimatsuya Chain Co. Ltd.	5,600	68,730

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishimoto Co. Ltd.	700	$15,034
	Nishi-Nippon Financial Holdings, Inc.	33,700	202,549
	Nishi-Nippon Railroad Co. Ltd.	7,400	148,036
	Nishio Rent All Co. Ltd.	6,100	131,656
*	Nissan Motor Co. Ltd.	149,100	596,929
	Nissan Shatai Co. Ltd.	17,700	77,192
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	8,334
	Nissei ASB Machine Co. Ltd.	2,500	57,007
	Nissei Plastic Industrial Co. Ltd.	4,600	34,201
#	Nissha Co. Ltd.	11,400	120,320
	Nisshin Group Holdings Co. Ltd.	9,400	33,018
	Nisshin Oillio Group Ltd.	6,200	140,314
	Nisshin Seifun Group, Inc.	12,440	165,835
	Nisshinbo Holdings, Inc.	40,311	301,609
	Nissin Corp.	3,500	41,667
	Nissin Electric Co. Ltd.	12,400	132,218
	Nissin Foods Holdings Co. Ltd.	2,600	180,863
	Nissin Sugar Co. Ltd.	3,100	40,930
	Nisso Corp.	2,800	14,202
#	Nissui Pharmaceutical Co. Ltd.	2,600	19,821
	Nitori Holdings Co. Ltd.	4,200	432,093
	Nitta Corp.	5,800	123,138
#	Nitta Gelatin, Inc.	3,200	15,594
	Nitto Boseki Co. Ltd.	2,600	50,417
	Nitto Denko Corp.	13,200	885,996
	Nitto Fuji Flour Milling Co. Ltd.	600	19,443
	Nitto Kogyo Corp.	7,300	85,952
	Nitto Kohki Co. Ltd.	3,400	39,387
	Nitto Seiko Co. Ltd.	6,900	26,789
	Nittoc Construction Co. Ltd.	6,700	36,358
	NJS Co. Ltd.	1,500	24,325
	Noda Corp.	2,000	19,054
	Noevir Holdings Co. Ltd.	2,100	82,339
	NOF Corp.	5,900	221,453
	Nojima Corp.	11,000	221,237
	NOK Corp.	22,000	187,182
	Nomura Co. Ltd.	2,200	15,128
	Nomura Holdings, Inc.	158,600	610,682
	Nomura Holdings, Inc., Sponsored ADR	54,647	206,566
#	Nomura Micro Science Co. Ltd.	1,400	40,428
	Nomura Real Estate Holdings, Inc.	14,400	350,867
	Nomura Research Institute Ltd.	14,489	409,697
	Noritake Co. Ltd.	2,700	85,743
	Noritsu Koki Co. Ltd.	4,200	69,647
	Noritz Corp.	8,000	92,644
#	North Pacific Bank Ltd.	80,000	151,692
	Nozawa Corp.	2,000	11,104
	NS Solutions Corp.	3,200	95,467
#	NS Tool Co. Ltd.	3,500	38,844
	NSD Co. Ltd.	14,400	255,619
	NSK Ltd.	71,600	396,215
*	NTN Corp.	135,400	216,279
	NTT Data Corp.	42,500	783,611
	Oat Agrio Co. Ltd.	1,200	10,782
	Obara Group, Inc.	2,300	51,474
	Obayashi Corp.	63,100	433,947
	OBIC Business Consultants Co. Ltd.	1,400	50,319
	Obic Co. Ltd.	1,100	162,513
	Ocean System Corp.	1,000	7,601

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Ochi Holdings Co. Ltd.	1,000	$9,627
	Odakyu Electric Railway Co. Ltd.	15,199	230,159
	Odawara Engineering Co. Ltd.	600	8,260
	Ogaki Kyoritsu Bank Ltd.	9,300	136,303
	Ohara, Inc.	1,700	14,376
#	Ohashi Technica, Inc.	3,300	32,746
#	Ohba Co. Ltd.	1,700	10,160
	Ohizumi Manufacturing Co. Ltd.	700	4,219
*	Ohki Healthcare Holdings Co. Ltd.	1,000	5,322
	Ohsho Food Service Corp.	2,100	98,607
	Oiles Corp.	6,940	79,738
#*	Oisix ra daichi, Inc.	5,700	117,134
	Oita Bank Ltd. (The)	3,900	55,589
	Oji Holdings Corp.	164,800	780,658
	Okabe Co. Ltd.	10,200	51,791
	Okada Aiyon Corp.	800	9,468
	Okamoto Machine Tool Works Ltd.	1,100	34,060
	Okamura Corp.	14,900	136,930
#	Okasan Securities Group, Inc.	45,100	120,749
	Oki Electric Industry Co. Ltd.	28,100	182,025
	Okinawa Cellular Telephone Co.	3,700	142,381
	Okinawa Financial Group, Inc.	6,380	109,219
	OKUMA Corp.	5,100	182,281
	Okumura Corp.	8,000	188,855
	Okura Industrial Co. Ltd.	2,600	36,609
	Okuwa Co. Ltd.	5,900	39,599
	Omron Corp.	5,200	306,561
	Onamba Co. Ltd.	3,000	10,471
	ONO Sokki Co. Ltd.	3,200	12,018
	Onoken Co. Ltd.	4,000	46,444
	Onward Holdings Co. Ltd.	29,800	55,655
	Open House Group Co. Ltd.	10,200	394,685
	Optex Group Co. Ltd.	5,800	76,307
*	Optim Corp.	3,400	22,519
	Optorun Co. Ltd.	5,300	78,652
	Oracle Corp.	2,900	186,358
	Orchestra Holdings, Inc.	400	7,813
	Organo Corp.	1,800	123,508
	Oricon, Inc.	2,300	16,362
	Orient Corp.	149,800	143,791
	Oriental Consultants Holdings Co. Ltd.	500	10,241
	Oriental Land Co. Ltd.	1,100	166,397
	Oriental Shiraishi Corp.	31,900	57,653
#	Origin Co. Ltd.	1,400	14,808
	ORIX Corp.	133,000	2,425,782
	Oro Co. Ltd.	1,400	21,836
	Osaka Gas Co. Ltd.	20,800	374,887
	Osaka Organic Chemical Industry Ltd.	3,000	64,693
	Osaka Soda Co. Ltd.	2,700	66,334
	Osaki Electric Co. Ltd.	11,100	41,913
	OSG Corp.	13,900	174,619
	Otsuka Corp.	8,800	288,395
	OUG Holdings, Inc.	1,000	20,554
	Outsourcing, Inc.	28,700	284,632
	Oyo Corp.	5,800	88,028
#	Ozu Corp.	700	10,754
	Pacific Industrial Co. Ltd.	14,400	111,648
	Pacific Metals Co. Ltd.	3,100	86,485
	Pack Corp.	3,200	58,566

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	PAL GROUP Holdings Co. Ltd.	4,200	$46,872
	PALTAC Corp.	4,000	145,792
	Pan Pacific International Holdings Corp.	40,700	623,253
	Panasonic Corp.	202,600	1,805,813
	Paraca, Inc.	1,500	20,728
	Paramount Bed Holdings Co. Ltd.	10,200	169,880
#	Paris Miki Holdings, Inc.	8,700	18,041
*	Park24 Co. Ltd.	19,100	271,994
	Parker Corp.	3,000	11,422
	Pasona Group, Inc.	6,100	96,720
	PC Depot Corp.	7,800	18,480
	PCA Corp.	900	9,048
	PCI Holdings, Inc.	1,100	8,467
	Pegasus Sewing Machine Manufacturing Co. Ltd.	5,300	25,384
	Penta-Ocean Construction Co. Ltd.	72,100	352,784
	People Dreams & Technologies Group Co. Ltd.	1,400	23,199
*	PeptiDream, Inc.	12,700	204,837
	Persol Holdings Co. Ltd.	13,500	267,835
	Phil Co., Inc.	400	3,490
	Pickles Corp.	2,400	23,423
	Pigeon Corp.	18,400	313,812
	Pilot Corp.	5,100	207,207
#	Piolax, Inc.	7,100	82,832
	Pipedo HD, Inc.	1,300	25,229
	Plenus Co. Ltd.	2,300	33,785
	Pola Orbis Holdings, Inc.	3,900	44,964
	Poletowin Pitcrew Holdings, Inc.	8,400	64,103
	Precision System Science Co. Ltd.	3,400	11,124
	Premium Group Co. Ltd.	2,900	86,055
	Premium Water Holdings, Inc.	800	15,718
	Press Kogyo Co. Ltd.	23,000	69,101
	Pressance Corp.	7,000	84,033
	Prestige International, Inc.	20,100	96,591
	Prima Meat Packers Ltd.	8,599	141,008
#	Procrea Holdings, Inc.	8,008	110,634
	Pronexus, Inc.	1,800	14,670
#	Property Agent, Inc.	400	4,972
#	Pro-Ship, Inc.	800	8,742
	Proto Corp.	5,000	39,275
	PS Mitsubishi Construction Co. Ltd.	10,100	43,745
	Punch Industry Co. Ltd.	4,300	15,305
*	QB Net Holdings Co. Ltd.	2,900	32,183
	Qol Holdings Co. Ltd.	8,200	69,021
	Quick Co. Ltd.	1,500	17,841
#	Raccoon Holdings, Inc.	4,100	43,678
	Raito Kogyo Co. Ltd.	8,000	119,445
	Raiznext Corp.	7,900	65,498
	Rakus Co. Ltd.	10,300	126,234
	Rakuten Group, Inc.	15,800	111,072
	Rasa Corp.	1,700	12,765
	Rasa Industries Ltd.	2,100	22,746
	Raysum Co. Ltd.	5,400	39,825
	Recruit Holdings Co. Ltd.	53,600	1,944,693
	Relia, Inc.	11,900	97,826
	Relo Group, Inc.	18,100	258,551
*	Renesas Electronics Corp.	68,100	727,169
	Rengo Co. Ltd.	55,500	328,591
*	RENOVA, Inc.	2,400	29,570
	Resona Holdings, Inc.	180,163	783,424

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Resorttrust, Inc.	13,700	$230,482
	Restar Holdings Corp.	4,900	75,674
	Retail Partners Co. Ltd.	4,600	40,074
	Rheon Automatic Machinery Co. Ltd.	3,400	28,797
	Rhythm Co. Ltd.	1,100	14,202
	Riberesute Corp.	1,300	8,018
*	Ricksoft Co. Ltd.	400	5,213
	Ricoh Co. Ltd.	54,500	397,954
	Ricoh Leasing Co. Ltd.	3,900	102,153
	Ride On Express Holdings Co. Ltd.	1,500	13,462
*	Right On Co. Ltd.	4,200	22,791
	Riken Corp.	2,100	38,322
#	Riken Keiki Co. Ltd.	2,600	81,838
	Riken Technos Corp.	12,300	41,350
	Riken Vitamin Co. Ltd.	3,400	44,695
	Rinnai Corp.	5,100	325,989
	Rion Co. Ltd.	1,800	31,666
	Riso Kyoiku Co. Ltd.	25,100	74,523
#	Rix Corp.	800	10,146
#	Rock Field Co. Ltd.	2,800	30,601
	Rohm Co. Ltd.	5,600	391,221
	Rohto Pharmaceutical Co. Ltd.	12,000	320,455
	Rokko Butter Co. Ltd.	3,500	41,704
	Roland Corp.	3,300	113,883
	Roland DG Corp.	3,900	97,344
	Rorze Corp.	2,700	235,869
	Ryobi Ltd.	6,600	54,588
	Ryoden Corp.	3,500	45,221
	Ryohin Keikaku Co. Ltd.	48,400	434,977
	Ryosan Co. Ltd.	5,400	96,067
	S Foods, Inc.	4,600	107,018
#	S LINE Co. Ltd.	1,300	8,910
	S&B Foods, Inc.	1,300	36,129
	Sac’s Bar Holdings, Inc.	4,300	16,699
	Saibu Gas Holdings Co. Ltd.	4,800	78,782
	Saison Information Systems Co. Ltd.	1,400	20,084
	Sakai Chemical Industry Co. Ltd.	3,500	49,251
#	Sakai Heavy Industries Ltd.	500	12,071
	Sakai Moving Service Co. Ltd.	2,300	78,484
	Sakata INX Corp.	11,900	89,992
#	Sakura Internet, Inc.	4,600	19,962
	Sala Corp.	16,500	79,351
	SAMTY Co. Ltd.	6,500	104,983
	San Holdings, Inc.	2,600	31,610
	San ju San Financial Group, Inc.	6,050	65,427
	San-A Co. Ltd.	2,700	84,759
	San-Ai Oil Co. Ltd.	15,800	115,989
*	Sanden Corp.	3,600	5,311
	Sanei Architecture Planning Co. Ltd.	2,700	34,935
	Sangetsu Corp.	11,000	131,781
	San-In Godo Bank Ltd. (The)	39,100	194,122
#*	Sanix, Inc.	7,600	15,648
	Sanken Electric Co. Ltd.	4,700	173,577
	Sanki Engineering Co. Ltd.	11,700	132,533
	Sanko Gosei Ltd.	4,500	11,861
	Sanko Metal Industrial Co. Ltd.	800	16,038
	Sankyo Frontier Co. Ltd.	1,100	40,491
	Sankyo Seiko Co. Ltd.	8,500	35,854
	Sankyo Tateyama, Inc.	6,600	29,546

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sankyu, Inc.	13,000	$396,357
	Sanoh Industrial Co. Ltd.	8,500	45,838
	Sansei Landic Co. Ltd.	2,000	12,609
	Sansei Technologies, Inc.	2,400	13,800
	Sansha Electric Manufacturing Co. Ltd.	2,800	16,153
	Sanshin Electronics Co. Ltd.	2,600	30,494
	Santen Pharmaceutical Co. Ltd.	21,300	173,269
	Sanwa Holdings Corp.	46,000	419,072
	Sanyo Chemical Industries Ltd.	3,100	118,546
	Sanyo Denki Co. Ltd.	2,500	107,384
	Sanyo Electric Railway Co. Ltd.	3,200	50,972
	Sanyo Engineering & Construction, Inc.	2,300	11,819
*	Sanyo Shokai Ltd.	3,599	23,326
	Sanyo Special Steel Co. Ltd.	6,500	99,440
	Sanyo Trading Co. Ltd.	4,800	36,386
	Sata Construction Co. Ltd.	3,000	10,301
	Sato Foods Co. Ltd.	300	11,112
	Sato Holdings Corp.	6,600	90,751
#	Sato Shoji Corp.	3,600	30,627
	Satori Electric Co. Ltd.	3,200	30,135
	Saxa Holdings, Inc.	1,300	14,988
	SB Technology Corp.	2,100	36,173
	SBI Holdings, Inc.	39,300	879,027
*	SBI Insurance Group Co. Ltd.	900	6,907
	SBS Holdings, Inc.	6,000	139,228
	Scala, Inc.	2,800	16,330
	SCREEN Holdings Co. Ltd.	4,100	335,090
	Scroll Corp.	9,300	56,864
	SCSK Corp.	17,100	271,861
	SEC Carbon Ltd.	500	21,152
#	Seed Co. Ltd.	3,600	14,035
	Segue Group Co. Ltd.	1,800	7,938
	Seibu Electric & Machinery Co. Ltd.	1,200	13,537
	Seibu Holdings, Inc.	31,700	314,941
	Seika Corp.	2,100	26,123
	Seikagaku Corp.	8,300	53,896
	Seikitokyu Kogyo Co. Ltd.	9,100	51,592
	Seiko Electric Co. Ltd.	700	6,107
	Seiko Epson Corp.	52,500	739,595
	Seiko Holdings Corp.	7,499	128,390
	Seiko PMC Corp.	3,600	16,033
	Seikoh Giken Co. Ltd.	1,000	13,940
	Seino Holdings Co. Ltd.	32,500	265,491
#	Seiren Co. Ltd.	7,900	125,210
	Sekisui Chemical Co. Ltd.	38,100	515,917
	Sekisui House Ltd.	43,800	760,716
	Sekisui Jushi Corp.	5,900	80,673
	Sekisui Kasei Co. Ltd.	7,400	25,107
#	SEMITEC Corp.	300	14,735
	Senko Group Holdings Co. Ltd.	36,100	244,140
	Senshu Electric Co. Ltd.	2,500	95,458
	Senshu Ikeda Holdings, Inc.	61,400	84,008
	Senshukai Co. Ltd.	8,300	25,396
	Septeni Holdings Co. Ltd.	16,900	85,548
#	SERAKU Co. Ltd.	600	5,590
	Seria Co. Ltd.	11,900	232,715
	Seven & I Holdings Co. Ltd.	43,200	1,910,170
	Seven Bank Ltd.	146,500	273,855
#	SG Holdings Co. Ltd.	28,800	507,533

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sharp Corp.	22,000	$186,149
	Shibaura Electronics Co. Ltd.	2,300	104,653
	Shibaura Machine Co. Ltd.	3,900	93,159
	Shibaura Mechatronics Corp.	1,000	56,118
	Shibusawa Warehouse Co. Ltd.	2,600	45,239
	Shibuya Corp.	3,900	70,244
	Shidax Corp.	6,100	17,312
*	SHIFT, Inc.	1,400	265,300
	Shiga Bank Ltd.	10,700	201,208
	Shikibo Ltd.	2,900	19,468
	Shikoku Bank Ltd. (The)	9,300	55,583
	Shikoku Chemicals Corp.	11,400	113,646
	Shima Seiki Manufacturing Ltd.	7,600	108,433
	Shimamura Co. Ltd.	3,300	292,672
	Shimano, Inc.	3,100	549,271
	Shimizu Bank Ltd. (The)	3,400	40,799
	Shimizu Corp.	54,500	285,778
#	Shimojima Co. Ltd.	2,400	17,337
	Shin Nippon Air Technologies Co. Ltd.	2,800	38,694
	Shin Nippon Biomedical Laboratories Ltd.	5,300	55,647
	Shinagawa Refractories Co. Ltd.	1,600	45,135
#	Shindengen Electric Manufacturing Co. Ltd.	2,200	48,922
	Shin-Etsu Chemical Co. Ltd.	17,500	2,405,104
	Shin-Etsu Polymer Co. Ltd.	10,400	81,801
	Shin-Keisei Electric Railway Co. Ltd.	700	11,332
	Shinki Bus Co. Ltd.	600	14,664
	Shinko Electric Industries Co. Ltd.	6,800	293,115
	Shinko Shoji Co. Ltd.	6,300	45,701
	Shinmaywa Industries Ltd.	15,800	110,826
	Shinnihon Corp.	8,500	46,655
	Shin-Nihon Tatemono Co. Ltd.	3,800	11,495
	Shinnihonseiyaku Co. Ltd.	1,400	15,624
	Shinoken Group Co. Ltd.	7,200	56,067
	Shinsho Corp.	1,400	38,944
	Shinwa Co. Ltd.	2,600	39,892
	Shinwa Co. Ltd.	1,900	11,600
	Ship Healthcare Holdings, Inc.	17,100	285,637
	Shizuki Electric Co., Inc.	3,200	11,066
	Shizuoka Bank Ltd.	45,000	291,153
	Shizuoka Gas Co. Ltd.	14,300	102,505
	SHO-BOND Holdings Co. Ltd.	1,700	71,451
*	Shobunsha Holdings, Inc.	3,000	9,472
	Shoei Co. Ltd.	5,500	204,046
#	Shoei Foods Corp.	2,200	66,075
#	Shofu, Inc.	2,600	32,228
	Showa Denko KK	46,800	910,651
	Showa Sangyo Co. Ltd.	4,700	95,077
	Showa Shinku Co. Ltd.	700	7,726
	Sigma Koki Co. Ltd.	700	8,089
	SIGMAXYZ Holdings Inc.	5,200	42,482
	Siix Corp.	7,900	60,347
*	Silver Life Co. Ltd.	800	8,811
	Sinanen Holdings Co. Ltd.	2,400	59,824
	Sinfonia Technology Co. Ltd.	6,900	66,924
	Sinko Industries Ltd.	4,500	56,559
	Sintokogio Ltd.	10,000	52,631
	SK Kaken Co. Ltd.	200	54,099
	SK-Electronics Co. Ltd.	2,100	12,687
	SKY Perfect JSAT Holdings, Inc.	38,100	123,422

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Skylark Holdings Co. Ltd.	40,200	$477,001
*	Smaregi, Inc.	1,200	9,636
	SMC Corp.	900	435,798
	SMK Corp.	1,100	18,290
	SMS Co. Ltd.	11,100	260,503
#	Snow Peak, Inc.	6,200	113,651
#	SNT Corp.	8,200	13,666
#	Soda Nikka Co. Ltd.	4,200	21,595
	Sodick Co. Ltd.	13,900	77,776
	Soft99 Corp.	3,800	34,015
	Softbank Corp.	121,900	1,418,655
	SoftBank Group Corp.	149,900	6,165,422
	Softcreate Holdings Corp.	1,300	41,899
	Software Service, Inc.	600	26,861
	Sohgo Security Services Co. Ltd.	11,900	330,568
	Soken Chemical & Engineering Co. Ltd.	2,200	28,226
	Solasto Corp.	12,000	82,987
	Soliton Systems KK	2,100	23,451
	Solxyz Co. Ltd.	4,200	12,656
	Sompo Holdings, Inc.	22,400	911,904
	Sony Group Corp.	67,900	5,859,839
	Sotetsu Holdings, Inc.	11,500	197,145
	Sotoh Co. Ltd.	2,900	19,630
#	Space Co. Ltd.	4,390	30,666
#	Sparx Group Co. Ltd.	24,200	47,722
	SPK Corp.	2,200	22,586
	S-Pool, Inc.	13,400	133,901
	Sprix Ltd.	800	7,481
	Square Enix Holdings Co. Ltd.	2,900	115,785
	SRA Holdings	2,600	56,604
#*	SRE Holdings Corp.	900	18,566
	ST Corp.	2,000	23,227
	St. Marc Holdings Co. Ltd.	3,900	44,581
	Stanley Electric Co. Ltd.	23,000	396,591
	Star Mica Holdings Co. Ltd.	3,200	37,864
	Star Micronics Co. Ltd.	8,300	93,039
	Starts Corp., Inc.	10,500	194,610
	Starzen Co. Ltd.	4,200	63,934
#	St-Care Holding Corp.	2,700	17,082
	Stella Chemifa Corp.	2,900	54,370
	Step Co. Ltd.	2,300	31,759
	Strike Co. Ltd.	1,700	51,769
	Studio Alice Co. Ltd.	3,200	56,507
	Subaru Corp.	73,300	1,112,305
	Subaru Enterprise Co. Ltd.	400	25,728
	Sugi Holdings Co. Ltd.	6,000	257,163
	Sugimoto & Co. Ltd.	2,600	43,638
	SUMCO Corp.	29,900	430,610
	Sumida Corp.	8,500	55,007
#	Suminoe Textile Co. Ltd.	1,500	21,615
	Sumitomo Densetsu Co. Ltd.	4,100	70,161
	Sumitomo Electric Industries Ltd.	81,700	878,342
	Sumitomo Forestry Co. Ltd.	31,700	484,973
	Sumitomo Heavy Industries Ltd.	23,300	493,060
	Sumitomo Metal Mining Co. Ltd.	9,200	403,482
	Sumitomo Mitsui Construction Co. Ltd.	50,820	164,888
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	67,992
	Sumitomo Mitsui Financial Group, Inc.	49,800	1,504,654
	Sumitomo Mitsui Trust Holdings, Inc.	29,700	921,814

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Precision Products Co. Ltd.	600	$9,786
	Sumitomo Realty & Development Co. Ltd.	11,900	315,689
	Sumitomo Riko Co. Ltd.	10,700	45,736
	Sumitomo Rubber Industries Ltd.	46,325	401,533
	Sumitomo Seika Chemicals Co. Ltd.	2,800	65,729
	Sumitomo Warehouse Co. Ltd. (The)	14,500	243,334
	Sun Frontier Fudousan Co. Ltd.	9,900	82,726
	Suncall Corp.	3,600	13,871
	Sundrug Co. Ltd.	15,300	356,216
	Suntory Beverage & Food Ltd.	12,000	472,812
	Sun-Wa Technos Corp.	3,300	33,863
	Suruga Bank Ltd.	39,300	123,297
	Suzuken Co. Ltd.	12,150	358,634
	Suzuki Co. Ltd.	4,100	23,942
	Suzuki Motor Corp.	13,300	400,930
#	SWCC Showa Holdings Co. Ltd.	5,900	78,900
	Sysmex Corp.	7,900	518,221
	System D, Inc.	1,300	11,744
	System Information Co. Ltd.	4,200	31,189
	System Research Co. Ltd.	1,200	18,560
	System Support, Inc.	900	7,248
	Systems Engineering Consultants Co. Ltd.	500	8,692
	Systena Corp.	64,600	203,054
	Syuppin Co. Ltd.	3,700	35,066
	T Hasegawa Co. Ltd.	6,900	134,372
	T RAD Co. Ltd.	1,500	26,248
	T&D Holdings, Inc.	44,300	569,274
	T&K Toka Co. Ltd.	6,000	37,623
	Tachibana Eletech Co. Ltd.	4,880	60,855
	Tachikawa Corp.	2,800	22,460
	Tachi-S Co. Ltd.	7,100	55,289
	Tadano Ltd.	26,800	190,381
	Taihei Dengyo Kaisha Ltd.	4,200	87,250
	Taiheiyo Kouhatsu, Inc.	2,400	11,546
#	Taiho Kogyo Co. Ltd.	4,700	23,145
	Taikisha Ltd.	6,100	150,521
#	Taiko Bank Ltd. (The)	1,900	19,245
#*	Taiko Pharmaceutical Co. Ltd.	5,000	23,073
	Taisei Corp.	15,900	430,699
	Taisei Lamick Co. Ltd.	1,500	29,874
	Taisei Oncho Co. Ltd.	1,100	15,466
	Taisho Pharmaceutical Holdings Co. Ltd.	7,050	277,685
	Taiyo Holdings Co. Ltd.	8,400	200,400
	Taiyo Yuden Co. Ltd.	13,500	530,381
#	Takachiho Koheki Co. Ltd.	1,900	22,246
	Takamatsu Construction Group Co. Ltd.	4,400	73,286
	Takamatsu Machinery Co. Ltd.	900	4,673
	Takamiya Co. Ltd.	4,700	12,792
	Takano Co. Ltd.	2,300	14,045
	Takaoka Toko Co. Ltd.	3,000	37,199
	Takara & Co. Ltd.	3,000	43,026
	Takara Leben Co. Ltd.	27,900	63,815
	Takara Standard Co. Ltd.	9,200	91,915
#	Takasago International Corp.	4,200	84,700
	Takasago Thermal Engineering Co. Ltd.	9,400	122,958
#	Takashima & Co. Ltd.	600	10,601
	Takashimaya Co. Ltd.	39,500	360,289
	Takasho Co. Ltd.	1,100	5,814
	TAKEBISHI Corp.	2,200	24,661

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takemoto Yohki Co. Ltd.	2,500	$15,619
	Takeuchi Manufacturing Co. Ltd.	5,700	104,527
	Takihyo Co. Ltd.	1,600	13,477
	Takisawa Machine Tool Co. Ltd.	1,800	16,718
	Takuma Co. Ltd.	8,100	90,776
#	Tama Home Co. Ltd.	4,700	91,713
	Tamagawa Holdings Co. Ltd.	1,700	11,850
	Tamron Co. Ltd.	4,300	75,802
	Tamura Corp.	18,000	76,069
	Tanabe Engineering Corp.	1,100	7,673
	Tanseisha Co. Ltd.	9,100	55,469
	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	37,702
	Tayca Corp.	4,200	38,622
#	Tbk Co. Ltd.	6,200	16,483
	TBS Holdings, Inc.	7,500	98,420
#	TDC Soft, Inc.	2,800	24,838
	TDK Corp.	63,800	1,970,891
	Tear Corp.	1,600	5,454
	TechMatrix Corp.	7,500	115,723
	TECHNO ASSOCIE Co. Ltd.	1,500	13,305
#	Techno Horizon Co. Ltd.	4,200	15,702
	Techno Medica Co. Ltd.	900	10,777
	Techno Ryowa Ltd.	1,600	10,477
	Techno Smart Corp.	2,600	27,158
	Technoflex Corp.	700	5,430
	TechnoPro Holdings, Inc.	17,400	443,145
#	Tecnos Japan, Inc.	1,700	5,714
	Teikoku Electric Manufacturing Co. Ltd.	2,400	30,485
	Teikoku Sen-I Co. Ltd.	4,600	56,103
#	Teikoku Tsushin Kogyo Co. Ltd.	1,600	17,628
	Tekken Corp.	3,300	46,690
#	Temairazu, Inc.	400	14,065
	Tenma Corp.	4,400	74,893
	Teraoka Seisakusho Co. Ltd.	2,000	5,559
	Terasaki Electric Co. Ltd.	800	6,201
	Terilogy Co. Ltd.	2,300	6,997
	Terumo Corp.	12,700	378,017
#	TESEC Corp.	700	9,303
	T-Gaia Corp.	5,300	67,177
	THK Co. Ltd.	10,800	214,018
#	Tigers Polymer Corp.	3,500	11,600
	TIS, Inc.	21,000	471,646
	TKC Corp.	4,800	126,082
	Toa Corp.	6,200	33,507
	Toa Corp.	4,100	89,620
	TOA ROAD Corp.	1,200	46,217
	Toagosei Co. Ltd.	29,500	242,323
	Toba, Inc.	500	10,672
	Tobila Systems, Inc.	1,000	6,107
	Tobishima Corp.	5,970	47,040
	Tobu Railway Co. Ltd.	9,700	218,038
	TOC Co. Ltd.	12,700	65,413
	Tocalo Co. Ltd.	13,600	135,793
	Tochigi Bank Ltd. (The)	29,200	54,378
	Toda Corp.	49,600	284,978
#*	Toda Kogyo Corp.	700	13,311
	Toei Animation Co. Ltd.	400	30,745
	Toei Co. Ltd.	700	92,844
#	Toell Co. Ltd.	1,900	12,112

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toenec Corp.	2,000	$51,185
	Togami Electric Manufacturing Co. Ltd.	1,000	13,033
#	Toho Bank Ltd. (The)	57,400	89,423
	Toho Co. Ltd.	2,200	81,636
	Toho Co. Ltd.	2,500	21,664
	Toho Gas Co. Ltd.	7,300	171,251
#	Toho Holdings Co. Ltd.	13,300	215,895
	Toho Titanium Co. Ltd.	9,000	102,854
	Toho Zinc Co. Ltd.	3,500	74,686
#	Tohoku Bank Ltd. (The)	1,800	13,836
	Tohoku Electric Power Co., Inc.	42,800	238,077
	Tohoku Steel Co. Ltd.	900	11,597
	Tohokushinsha Film Corp.	5,700	26,786
	Tokai Carbon Co. Ltd.	36,900	305,121
	Tokai Corp.	4,900	64,924
	TOKAI Holdings Corp.	28,600	192,237
	Tokai Lease Co. Ltd.	1,100	13,044
	Tokai Rika Co. Ltd.	15,300	161,204
	Tokai Tokyo Financial Holdings, Inc.	55,700	165,238
	Token Corp.	910	60,574
	Tokio Marine Holdings, Inc.	23,600	1,276,020
	Tokushu Tokai Paper Co. Ltd.	2,300	61,089
*	Tokyo Base Co. Ltd.	1,800	4,554
	Tokyo Century Corp.	7,800	240,256
*	Tokyo Electric Power Co. Holdings, Inc.	89,600	309,277
#	Tokyo Electron Device Ltd.	1,800	74,799
	Tokyo Electron Ltd.	6,400	2,700,457
	Tokyo Energy & Systems, Inc.	7,100	53,351
	Tokyo Gas Co. Ltd.	20,600	394,582
#	Tokyo Individualized Educational Institute, Inc.	7,600	34,284
#	Tokyo Keiki, Inc.	2,000	17,424
	Tokyo Kiraboshi Financial Group, Inc.	7,022	94,877
	Tokyo Ohka Kogyo Co. Ltd.	2,100	114,106
	Tokyo Printing Ink Manufacturing Co. Ltd.	300	5,313
	Tokyo Rakutenchi Co. Ltd.	900	27,388
#	Tokyo Sangyo Co. Ltd.	6,600	36,001
	Tokyo Seimitsu Co. Ltd.	8,700	299,288
	Tokyo Steel Manufacturing Co. Ltd.	23,900	247,365
	Tokyo Tatemono Co. Ltd.	41,200	580,876
	Tokyo Tekko Co. Ltd.	900	8,836
#	Tokyo Theatres Co., Inc.	1,900	17,859
#	Tokyu Construction Co. Ltd.	28,040	130,038
	Tokyu Corp.	24,800	303,274
	Tokyu Fudosan Holdings Corp.	80,543	419,119
*	Tokyu Recreation Co. Ltd.	600	23,211
	Toli Corp.	10,700	17,904
#	Tomato Bank Ltd.	2,600	20,439
#	Tomoe Corp.	5,400	19,368
	Tomoe Engineering Co. Ltd.	2,000	35,845
	Tomoegawa Co. Ltd.	1,200	7,112
	Tomoku Co. Ltd.	3,500	40,087
	TOMONY Holdings, Inc.	38,500	97,376
	Tomy Co. Ltd.	26,400	250,472
	Tonami Holdings Co. Ltd.	1,300	35,099
	Topcon Corp.	24,400	312,300
	Toppan, Inc.	23,300	385,141
	Topre Corp.	11,400	96,655
	Toray Industries, Inc.	152,700	723,689
	Torex Semiconductor Ltd.	1,600	27,770

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toridoll Holdings Corp.	11,600	$210,376
	Torigoe Co. Ltd. (The)	4,100	20,398
	Torii Pharmaceutical Co. Ltd.	3,700	92,983
	Torishima Pump Manufacturing Co. Ltd.	4,500	44,270
	Tosei Corp.	8,900	74,888
	Toshiba Corp.	8,600	357,144
	Toshiba TEC Corp.	5,800	196,604
	Tosoh Corp.	53,200	734,613
	Totech Corp.	2,100	42,488
	Totetsu Kogyo Co. Ltd.	8,100	146,422
	TOTO Ltd.	11,599	390,872
	Totoku Electric Co. Ltd.	500	10,298
	Tottori Bank Ltd. (The)	2,400	21,999
	Toukei Computer Co. Ltd.	700	29,051
#	Tow Co. Ltd.	10,200	24,725
	Towa Bank Ltd. (The)	9,200	38,209
	Towa Corp.	5,200	80,692
#	Towa Pharmaceutical Co. Ltd.	8,100	172,301
*	Toyo Construction Co. Ltd.	24,800	178,444
	Toyo Corp.	5,600	44,785
	Toyo Denki Seizo KK	1,200	8,496
*	Toyo Engineering Corp.	7,500	35,024
	Toyo Gosei Co. Ltd.	1,400	102,975
	Toyo Ink SC Holdings Co. Ltd.	10,400	154,860
	Toyo Kanetsu KK	2,200	41,131
#	Toyo Logistics Co. Ltd.	6,300	14,906
	Toyo Machinery & Metal Co. Ltd.	4,900	22,643
	Toyo Securities Co. Ltd.	14,000	18,779
	Toyo Seikan Group Holdings Ltd.	25,200	272,573
	Toyo Suisan Kaisha Ltd.	8,900	274,800
	Toyo Tanso Co. Ltd.	3,500	76,054
	Toyo Tire Corp.	29,500	338,363
	Toyo Wharf & Warehouse Co. Ltd.	1,500	16,758
	Toyobo Co. Ltd.	20,600	169,366
	Toyoda Gosei Co. Ltd.	14,400	209,693
	Toyota Boshoku Corp.	16,900	269,342
	Toyota Industries Corp.	5,600	335,870
	TPR Co. Ltd.	6,600	63,256
	Trancom Co. Ltd.	2,400	125,050
	Trans Genic, Inc.	2,000	6,080
	Transaction Co. Ltd.	3,200	25,855
	Transcosmos, Inc.	6,900	162,677
	TRE Holdings Corp.	10,380	166,068
	Trend Micro, Inc.	11,100	618,902
	Tri Chemical Laboratories, Inc.	1,300	24,416
	Trinity Industrial Corp.	2,000	10,774
	Trusco Nakayama Corp.	7,400	115,399
	TS Tech Co. Ltd.	23,800	248,368
	TSI Holdings Co. Ltd.	13,100	30,659
	Tsubaki Nakashima Co. Ltd.	14,500	104,214
	Tsubakimoto Chain Co.	7,100	162,125
#	Tsubakimoto Kogyo Co. Ltd.	1,200	32,719
#	Tsugami Corp.	10,600	98,712
	Tsukishima Kikai Co. Ltd.	6,600	52,131
#	Tsukuba Bank Ltd.	28,700	42,991
	Tsumura & Co.	11,400	280,495
	Tsuruha Holdings, Inc.	5,700	291,316
	Tsurumi Manufacturing Co. Ltd.	4,800	68,708
	Tsutsumi Jewelry Co. Ltd.	1,500	21,766

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsuzuki Denki Co. Ltd.	1,700	$19,320
	TV Asahi Holdings Corp.	6,600	75,388
	Tv Tokyo Holdings Corp.	2,500	39,102
	Twinbird Corp.	1,200	5,351
#	TYK Corp.	5,500	12,070
	UACJ Corp.	10,100	168,973
	Ubicom Holdings, Inc.	1,100	24,132
	Uchida Yoko Co. Ltd.	2,300	86,801
	Ueki Corp.	400	4,507
	ULS Group, Inc.	400	12,199
	Ulvac, Inc.	3,500	137,147
	Unicharm Corp.	10,800	375,753
	Uniden Holdings Corp.	1,300	34,984
	Union Tool Co.	1,200	34,470
#	Unipres Corp.	11,700	67,346
	United Super Markets Holdings, Inc.	19,400	164,137
	UNITED, Inc.	2,400	32,129
*	Unitika Ltd.	18,800	40,470
	UPR Corp.	400	5,269
	Urbanet Corp. Co. Ltd.	3,300	7,658
	Usen-Next Holdings Co. Ltd.	3,900	64,013
	User Local, Inc.	1,200	15,730
	Ushio, Inc.	17,000	220,415
	USS Co. Ltd.	21,300	354,603
#	UT Group Co. Ltd.	6,000	134,914
*	Uzabase, Inc.	3,700	21,534
	V Technology Co. Ltd.	2,900	66,729
	Valor Holdings Co. Ltd.	12,400	195,354
	Valqua Ltd.	4,800	96,532
	Value HR Co. Ltd.	2,800	30,015
	ValueCommerce Co. Ltd.	3,400	99,353
	Valuence Holdings, Inc.	1,100	11,301
#	V-Cube, Inc.	4,000	28,007
	Vector, Inc.	6,200	59,293
	Vertex Corp.	2,060	48,145
*	Village Vanguard Co. Ltd.	1,200	9,494
	VINX Corp.	1,100	10,296
	Vital KSK Holdings, Inc.	11,600	68,051
	VT Holdings Co. Ltd.	25,500	90,272
	Wacoal Holdings Corp.	11,300	160,954
	Wacom Co. Ltd.	38,100	275,470
	Wakachiku Construction Co. Ltd.	3,700	55,377
*	Wakamoto Pharmaceutical Co. Ltd.	4,500	9,702
	Wakita & Co. Ltd.	11,200	93,195
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	48,605
#	Waseda Academy Co. Ltd.	2,000	16,203
#	Watahan & Co. Ltd.	3,100	31,772
	Watts Co. Ltd.	3,400	18,494
	WDB Holdings Co. Ltd.	1,900	39,924
	Wealth Management, Inc./ Tokyo.	500	8,279
	Weathernews, Inc.	900	46,933
	Welbe, Inc.	2,000	14,970
	Welcia Holdings Co. Ltd.	8,060	165,222
	Wellnet Corp.	2,900	10,730
#	West Holdings Corp.	5,757	227,083
#	Will Group, Inc.	3,100	26,752
	WIN-Partners Co. Ltd.	1,900	14,552
	Wood One Co. Ltd.	1,900	20,135
#	Workman Co. Ltd.	3,100	105,850

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	World Co. Ltd.	5,800	$57,869
	World Holdings Co. Ltd.	2,600	48,956
	Wow World, Inc.	1,100	9,411
	Wowow, Inc.	1,700	20,155
*	Writeup Co. Ltd.	800	16,289
	Xebio Holdings Co. Ltd.	6,300	44,497
	YAC Holdings Co. Ltd.	1,700	19,833
	Yachiyo Industry Co. Ltd.	1,500	7,604
	Yagi & Co. Ltd.	800	7,331
	Yahagi Construction Co. Ltd.	6,700	41,326
	Yaizu Suisankagaku Industry Co. Ltd.	1,700	11,750
	Yakult Honsha Co. Ltd.	4,600	238,191
#	YAKUODO Holdings Co. Ltd.	3,000	41,606
	YAMABIKO Corp.	11,400	123,772
	YAMADA Consulting Group Co. Ltd.	2,400	22,026
*	Yamada Holdings Co. Ltd.	162,280	484,581
	Yamagata Bank Ltd. (The)	7,399	49,282
	Yamaguchi Financial Group, Inc.	54,000	296,091
	Yamaha Corp.	4,500	171,931
	Yamaha Motor Co. Ltd.	56,400	1,164,417
	Yamaichi Electronics Co. Ltd.	5,300	67,146
#	YA-MAN Ltd.	7,400	70,532
	Yamanashi Chuo Bank Ltd. (The)	7,300	55,272
	Yamatane Corp.	2,600	33,304
#	Yamato Corp.	4,700	26,479
	Yamato Holdings Co. Ltd.	46,100	862,623
#	Yamato International, Inc.	3,200	7,028
	Yamato Kogyo Co. Ltd.	11,100	358,233
#	Yamaura Corp.	2,200	15,832
	Yamazaki Baking Co. Ltd.	27,100	335,014
	Yamazawa Co. Ltd.	900	10,603
	Yamazen Corp.	15,300	112,995
	Yaoko Co. Ltd.	4,000	211,611
	Yashima Denki Co. Ltd.	4,900	35,492
	Yaskawa Electric Corp.	13,600	461,794
	Yasuda Logistics Corp.	4,800	36,034
	YE DIGITAL Corp.	2,200	6,897
	Yellow Hat Ltd.	8,100	101,185
	Yodogawa Steel Works Ltd.	5,700	107,893
	Yokogawa Bridge Holdings Corp.	11,400	167,187
	Yokogawa Electric Corp.	7,700	122,757
	Yokohama Rubber Co. Ltd. (The)	36,400	487,345
	Yokorei Co. Ltd.	12,100	80,871
#	Yokowo Co. Ltd.	5,400	105,968
	Yondenko Corp.	2,200	29,656
	Yondoshi Holdings, Inc.	3,700	48,057
	Yorozu Corp.	5,900	35,135
	Yoshinoya Holdings Co. Ltd.	7,600	138,271
	Yotai Refractories Co. Ltd.	4,900	50,964
	Yuasa Trading Co. Ltd.	4,400	98,171
	Yuken Kogyo Co. Ltd.	700	9,064
	Yukiguni Maitake Co. Ltd.	3,400	27,433
	Yurtec Corp.	10,600	55,989
	Yushin Precision Equipment Co. Ltd.	4,600	22,255
	Yushiro Chemical Industry Co. Ltd.	2,000	15,931
	Yutaka Giken Co. Ltd.	200	2,732
#	Z Holdings Corp.	65,200	255,965
	Zaoh Co. Ltd.	800	12,229
	Zenitaka Corp.	600	17,333

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zenkoku Hosho Co. Ltd.	11,400	$400,096
	Zenrin Co. Ltd.	6,800	49,457
	Zensho Holdings Co. Ltd.	12,200	287,703
	Zeon Corp.	32,100	341,825
	ZERIA Pharmaceutical Co. Ltd.	2,300	35,192
	ZIGExN Co. Ltd.	15,100	35,607
	ZOZO, Inc.	12,500	261,719
	Zuiko Corp.	4,100	24,604

TOTAL JAPAN			283,245,133

NETHERLANDS — (3.5%)
	Aalberts NV	21,234	1,031,809
#Ω	ABN AMRO Bank NV	68,391	850,180
*	Accell Group NV	6,774	409,211
*Ω	Adyen NV	252	422,678
	Aegon NV	228,500	1,184,699
	Aegon NV	88,095	452,808
#	Akzo Nobel NV	16,058	1,392,994
#*Ω	Alfen Beheer BV	2,479	222,945
	AMG Advanced Metallurgical Group NV	6,267	245,052
*	Amsterdam Commodities NV	4,113	109,836
	APERAM SA	14,120	544,996
	Arcadis NV	17,587	733,795
	ASM International NV	2,174	653,270
	ASML Holding NV	2,461	1,396,712
	ASML Holding NV	17,994	10,144,415
	ASR Nederland NV	39,201	1,781,634
*Ω	Basic-Fit NV	5,211	218,326
#	BE Semiconductor Industries NV	11,883	724,371
*	Beter Bed Holding NV	3,857	20,235
	Boskalis Westminster	22,634	786,085
	Brunel International NV	4,547	52,834
	Coca-Cola Europacific Partners PLC	14,036	714,863
	Corbion NV	13,805	478,623
#Ω	Flow Traders	13,664	446,072
	ForFarmers NV	11,164	34,250
*	Fugro NV	22,130	271,100
	Heijmans NV	6,950	95,452
*	Hunter Douglas NV	781	142,819
	IMCD NV	10,451	1,664,033
#	ING Groep NV	157,316	1,490,445
*Ω	Intertrust NV	22,243	458,988
	JDE Peet’s NV	8,418	247,650
	Kendrion NV	4,341	82,637
	Koninklijke Ahold Delhaize NV	146,473	4,320,354
*	Koninklijke BAM Groep NV	84,466	233,788
	Koninklijke DSM NV	8,484	1,426,242
	Koninklijke KPN NV	663,883	2,290,790
	Koninklijke Philips NV	16,910	441,877
	Koninklijke Philips NV	32,924	848,792
	Koninklijke Vopak NV	15,376	413,457
	Nedap NV	1,644	109,245
	NN Group NV	23,470	1,149,598
	Ordina NV	25,878	118,366
#	PostNL NV	96,378	315,808
	Prosus NV	18,826	907,953
	Randstad NV	25,460	1,346,303
	SBM Offshore NV	30,438	441,081
	SIF Holding NV	1,299	14,786

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
Ω	Signify NV	29,747	$1,258,524
*	Sligro Food Group NV	4,381	102,827
#	TKH Group NV	10,156	498,052
#*	TomTom NV	9,509	82,099
#	Universal Music Group NV	27,688	642,539
	Van Lanschot Kempen NV	4,552	118,541
	Wolters Kluwer NV	24,527	2,476,804

TOTAL NETHERLANDS			49,063,643

NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd. (The)	34,960	110,777
*	Air New Zealand Ltd.	276,416	156,875
	Arvida Group Ltd.	79,369	83,813
*	Auckland International Airport Ltd.	46,633	234,237
	Briscoe Group Ltd.	7,212	27,901
*	Channel Infrastructure NZ Ltd.	52,639	36,705
	Chorus Ltd.	108,198	513,317
	Comvita Ltd.	3,438	7,334
	Contact Energy Ltd.	16,587	87,142
	EBOS Group Ltd.	6,656	181,544
#*	Eroad Ltd.	3,923	7,913
	Fisher & Paykel Healthcare Corp. Ltd.	16,031	220,300
	Fletcher Building Ltd.	75,032	298,891
#	Fonterra Co-operative Group Ltd.	11,157	20,458
	Freightways Ltd.	28,554	225,699
	Genesis Energy Ltd.	45,380	83,806
#*	Gentrack Group Ltd.	5,468	5,899
	Hallenstein Glasson Holdings Ltd.	9,781	37,941
	Heartland Group Holdings Ltd.	113,691	167,840
	Infratil Ltd.	55,199	298,717
#	Investore Property Ltd.	32,045	34,395
	KMD Brands Ltd.	154,764	137,150
	Mainfreight Ltd.	5,525	289,197
	Mercury NZ Ltd.	13,267	51,437
	Meridian Energy Ltd.	29,394	89,212
	Napier Port Holdings Ltd.	14,915	27,881
*	NEW Zealand King Salmon Investments Ltd.	12,378	2,408
	NZME Ltd.	18,597	17,218
	NZX Ltd.	83,177	68,053
	Oceania Healthcare Ltd.	137,453	91,220
#*	Pacific Edge Ltd.	28,042	16,205
	PGG Wrightson Ltd.	9,143	23,742
	Port of Tauranga Ltd.	20,843	86,923
*	Pushpay Holdings Ltd.	87,615	73,896
*	Rakon Ltd.	16,169	17,463
	Restaurant Brands New Zealand Ltd.	6,631	55,056
#	Ryman Healthcare Ltd.	13,888	82,193
#*	Sanford Ltd.	19,210	55,906
	Scales Corp. Ltd.	27,860	86,921
*	Serko Ltd.	6,176	20,270
	Skellerup Holdings Ltd.	28,994	106,853
*	SKY Network Television Ltd.	33,017	56,958
	Spark New Zealand Ltd.	107,912	341,292
	Summerset Group Holdings Ltd.	46,212	348,067
*	Synlait Milk Ltd.	16,946	38,633
*	Tourism Holdings Ltd.	42,059	81,341
	TOWER Ltd.	119,202	53,780
	Trustpower Ltd.	7,314	31,816
#	Turners Automotive Group Ltd.	11,796	30,676

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Vector Ltd.	17,959	$51,037
*	Vista Group International Ltd.	27,115	32,561
	Warehouse Group Ltd.	33,331	74,367
	Z Energy Ltd.	111,113	271,157

TOTAL NEW ZEALAND			5,652,393

NORWAY — (0.9%)
	2020 Bulkers Ltd.	1,652	21,081
	ABG Sundal Collier Holding ASA	85,449	64,941
*	Adevinta ASA	5,271	40,721
	AF Gruppen ASA	3,230	65,181
#*	Akastor ASA	34,023	29,533
#	Aker ASA, Class A	391	31,871
#	Aker BP ASA	5,392	193,189
	Aker Solutions ASA	58,187	201,055
	AKVA Group ASA	848	7,788
*	ArcticZymes Technologies ASA	2,840	25,992
	Atea ASA	17,327	206,463
#*	Atlantic Sapphire ASA	2,420	6,737
	Austevoll Seafood ASA	9,373	148,610
*	Axactor SE	31,466	20,437
	B2Holding ASA	87,665	82,856
	Bakkafrost P/F	2,177	149,468
	Belships ASA	8,893	18,815
	Bonheur ASA	5,011	186,343
#	Borregaard ASA	23,617	450,491
	Bouvet ASA	13,022	95,785
	BW Offshore Ltd.	11,138	32,033
*Ω	Crayon Group Holding ASA	8,563	125,957
#	DNB Bank ASA	46,044	892,209
Ω	Elkem ASA	73,820	306,569
Ω	Elmera Group ASA	5,255	11,859
Ω	Europris ASA	32,530	165,294
	FLEX LNG Ltd.	9,540	268,746
#*	Frontline Ltd.	18,977	157,170
#	Gjensidige Forsikring ASA	6,689	143,007
	Golden Ocean Group Ltd.	32,091	399,505
#*	Grieg Seafood ASA	10,865	161,866
*	Hexagon Composites ASA	16,951	67,003
	Hunter Group ASA	69,104	22,604
#Ω	Kid ASA	6,349	71,417
	Kitron ASA	26,825	52,335
	Komplett Bank ASA	21,137	16,169
*	Kongsberg Automotive ASA	228,468	59,827
	Leroy Seafood Group ASA	25,180	236,321
	Medistim ASA	2,115	57,141
	Mowi ASA	21,345	602,935
	MPC Container Ships ASA	50,694	150,890
#Ω	Multiconsult ASA	3,394	52,871
*	Nekkar ASA	20,415	17,087
#*	NEL ASA	49,497	70,339
#*	Nordic Nanovector ASA	4,484	6,803
*	Nordic Semiconductor ASA	3,237	64,356
	Norsk Hydro ASA	62,854	527,818
*Ω	Norske Skog ASA	13,281	72,791
#	Norway Royal Salmon ASA	1,219	31,970
*	Norwegian Energy Co. ASA	4,150	154,189
*	NRC Group ASA	12,819	25,565
*	Odfjell Drilling Ltd.	26,164	67,109

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Odfjell Technology Ltd.	4,361	$10,512
Ω	Okeanis Eco Tankers Corp.	2,405	24,297
	Olav Thon Eiendomsselskap ASA	2,062	41,672
	Orkla ASA	22,876	185,631
*	Otello Corp. ASA	4,835	13,898
	Pareto Bank ASA	9,248	53,603
*	PGS ASA	113,148	43,189
*	PhotoCure ASA	1,701	21,016
	Protector Forsikring ASA	15,499	176,003
*	Q-Free ASA	16,029	12,624
*	REC Silicon ASA	12,614	21,707
	Salmar ASA	671	54,908
	Sandnes Sparebank	2,270	24,357
*	SATS ASA	4,442	8,338
Ω	Scatec ASA	1,761	21,285
#	Schibsted ASA, Class A	3,017	62,871
	Schibsted ASA, Class B	4,057	77,985
*	Self Storage Group ASA	7,358	24,564
#	Selvaag Bolig ASA	9,716	45,901
*Ω	Shelf Drilling Ltd.	19,233	26,901
	Sparebank 1 Oestlandet	8,533	124,864
	SpareBank 1 Sorost-Norge	8,339	51,668
#	SpareBank 1 SR-Bank ASA	16,681	212,411
	Sparebanken More	5,260	44,865
	Stolt-Nielsen Ltd.	7,288	131,648
	Storebrand ASA	40,350	350,488
#	Subsea 7 SA	45,633	374,022
	Telenor ASA	28,229	398,127
	TGS ASA	28,530	440,128
	Tomra Systems ASA	6,388	251,211
	Treasure ASA	11,954	20,746
	Veidekke ASA	24,308	314,755
	Wallenius Wilhelmsen ASA	19,459	122,140
	Wilh Wilhelmsen Holding ASA, Class A	3,074	75,077
Ω	XXL ASA	32,541	34,039
	Yara International ASA	13,065	664,332

TOTAL NORWAY			11,700,895

PORTUGAL — (0.3%)
	Altri SGPS SA	17,850	118,465
*	Banco Comercial Portugues SA, Class R	2,181,135	337,180
*††	Banco Espirito Santo SA	114,362	0
	Corticeira Amorim SGPS SA	4,366	45,166
	CTT-Correios de Portugal SA	26,952	121,824
	EDP - Energias de Portugal SA	142,884	665,934
#	EDP Renovaveis SA	21,648	512,347
	Galp Energia SGPS SA	115,334	1,403,804
*	Greenvolt-Energias Renovaveis SA	324	2,418
*	Ibersol SGPS SA	4,023	23,640
	Jeronimo Martins SGPS SA	15,568	324,073
#*	Mota-Engil SGPS SA	24,656	33,039
	Navigator Co. SA	64,102	262,962
	NOS SGPS SA	86,892	367,447
	REN - Redes Energeticas Nacionais SGPS SA	56,809	173,161
	Sonae SGPS SA	248,597	268,382

TOTAL PORTUGAL			4,659,842

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	56,600	$193,830
	Ascendas India Trust	141,900	128,208
	Avarga Ltd.	33,400	5,832
*	Banyan Tree Holdings Ltd.	72,700	15,121
*	Best World International Ltd.	30,400	29,895
	Boustead Projects Ltd.	2,700	1,847
	Boustead Singapore Ltd.	79,500	54,803
	BRC Asia Ltd.	25,400	30,219
	Bukit Sembawang Estates Ltd.	43,600	158,426
*	Capitaland Investment Ltd.	23,200	70,347
*	Centurion Corp. Ltd.	37,000	9,897
	China Aviation Oil Singapore Corp. Ltd.	71,400	45,904
	China Sunsine Chemical Holdings Ltd.	101,000	33,871
	Chip Eng Seng Corp. Ltd.	104,700	34,658
	Chuan Hup Holdings Ltd.	81,300	13,581
	City Developments Ltd.	32,900	201,714
	ComfortDelGro Corp. Ltd.	304,700	321,868
*	COSCO Shipping International Singapore Co. Ltd.	312,900	55,339
	CSE Global Ltd.	79,800	27,580
	Dairy Farm International Holdings Ltd.	40,600	109,654
	Dasin Retail Trust	26,300	5,599
	DBS Group Holdings Ltd.	78,359	1,901,038
	Del Monte Pacific Ltd.	107,848	29,509
	Delfi Ltd.	70,200	38,750
*††	Ezion Holdings Ltd.	982,352	5,754
#*††	Ezra Holdings Ltd.	190,010	283
	Far East Orchard Ltd.	39,600	31,960
	First Resources Ltd.	102,800	156,790
	Food Empire Holdings Ltd.	42,400	16,344
	Fraser & Neave Ltd.	43,400	43,173
	Frasers Property Ltd.	72,300	56,790
	Frencken Group Ltd.	61,500	62,387
	Fu Yu Corp. Ltd.	102,100	20,316
*	Gallant Venture Ltd.	52,000	4,800
	GK Goh Holdings Ltd.	12,400	8,435
	Golden Agri-Resources Ltd.	1,642,000	383,630
	Great Eastern Holdings Ltd.	8,900	130,919
	GuocoLand Ltd.	70,700	83,378
*	Halcyon Agri Corp. Ltd.	43,213	7,476
	Hanwell Holdings Ltd.	88,400	25,546
	Haw Par Corp. Ltd.	30,300	255,023
	Ho Bee Land Ltd.	39,400	86,094
	Hong Fok Corp. Ltd.	84,400	54,513
	Hong Leong Asia Ltd.	76,800	43,244
	Hong Leong Finance Ltd.	79,500	147,794
	Hongkong Land Holdings Ltd.	45,300	211,323
	Hotel Grand Central Ltd.	29,489	21,452
	Hour Glass Ltd.	49,200	87,601
	HRnetgroup Ltd.	22,900	13,193
	Hutchison Port Holdings Trust	1,405,000	334,890
*††	Hyflux Ltd.	78,700	2,435
	iFAST Corp. Ltd.	29,000	104,136
*	Indofood Agri Resources Ltd.	119,900	31,398
	InnoTek Ltd.	19,500	8,195
	Japfa Ltd.	182,930	79,421
*††	K1 Ventures Ltd.	16,400	0
	Keppel Corp. Ltd.	109,700	541,018
	KSH Holdings Ltd.	38,300	9,813
*	Mandarin Oriental International Ltd.	25,100	51,536

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Metro Holdings Ltd.	98,700	$54,950
	Micro-Mechanics Holdings Ltd.	10,500	23,991
#*††	Midas Holdings Ltd.	218,800	5,696
*	mm2 Asia Ltd.	203,400	9,457
	Nanofilm Technologies International Ltd.	5,600	10,808
	NetLink NBN Trust	185,300	133,669
#*	Oceanus Group Ltd.	2,736,300	37,514
	Olam Group Ltd.	113,185	138,315
	Oversea-Chinese Banking Corp. Ltd.	136,749	1,214,137
	Oxley Holdings Ltd.	203,909	26,807
	Pan-United Corp. Ltd.	47,875	14,374
	Propnex Ltd.	21,900	28,506
	Q&M Dental Group Singapore Ltd.	53,640	19,723
	QAF Ltd.	44,382	28,199
*	Raffles Education Corp. Ltd.	133,900	6,437
*	SATS Ltd.	14,800	48,323
	SBS Transit Ltd.	11,800	24,958
*	Sembcorp Marine Ltd.	1,026,900	80,519
	Sheng Siong Group Ltd.	138,000	152,378
*	SIA Engineering Co. Ltd.	20,500	39,370
	SIIC Environment Holdings Ltd.	305,800	48,656
	Sinarmas Land Ltd.	175,900	27,824
	Sing Holdings Ltd.	67,700	18,557
*	Singapore Airlines Ltd.	53,000	208,908
	Singapore Exchange Ltd.	55,400	389,813
	Singapore Land Group Ltd.	18,100	33,638
	Singapore Post Ltd.	342,600	175,934
	Singapore Telecommunications Ltd.	57,000	113,625
	SPH REIT	219,820	154,976
	Stamford Land Corp. Ltd.	196,920	56,705
	StarHub Ltd.	110,600	100,318
	Straits Trading Co. Ltd.	28,000	67,012
*††	Swiber Holdings Ltd.	23,999	354
	Tuan Sing Holdings Ltd.	136,437	39,925
	UMS Holdings Ltd.	110,843	94,381
	United Overseas Bank Ltd.	59,270	1,268,748
	UOB-Kay Hian Holdings Ltd.	71,197	83,870
	UOL Group Ltd.	37,551	197,313
	Valuetronics Holdings Ltd.	117,650	44,894
	Venture Corp. Ltd.	29,600	363,367
	Vicom Ltd.	10,800	16,283
	Wee Hur Holdings Ltd.	81,000	12,211
	Wilmar International Ltd.	84,700	269,997
	Wing Tai Holdings Ltd.	114,900	144,212
	Yangzijiang Financial Holding Pte. Ltd.	362,000	142,659
	Yangzijiang Shipbuilding Holdings Ltd.	362,000	236,177

TOTAL SINGAPORE			13,047,038

SPAIN — (2.7%)
	Acciona SA	6,672	1,306,027
	Acerinox SA	41,065	432,383
	ACS Actividades de Construccion y Servicios SA	47,406	1,213,843
Ω	Aedas Homes SA	2,448	57,265
*Ω	Aena SME SA	967	137,226
	Alantra Partners SA	3,441	56,570
	Almirall SA	4,498	58,434
*	Amadeus IT Group SA	5,347	335,059
*	Amper SA	166,633	45,452
	Applus Services SA	41,191	321,328

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Atresmedia Corp. de Medios de Comunicacion SA	26,412	$101,035
	Azkoyen SA	1,900	11,047
#	Banco Bilbao Vizcaya Argentaria SA	373,055	1,957,513
	Banco de Sabadell SA	1,561,413	1,211,772
#	Banco Santander SA	1,072,707	3,134,823
	Bankinter SA	130,372	767,223
	CaixaBank SA	445,766	1,438,886
Ω	Cellnex Telecom SA	3,370	157,077
#	CIE Automotive SA	11,751	256,193
	Construcciones y Auxiliar de Ferrocarriles SA	5,408	165,810
	Ebro Foods SA	15,660	281,569
*	eDreams ODIGEO SA	6,176	49,643
	Elecnor SA	9,837	116,044
	Enagas SA	65,059	1,406,750
*	Ence Energia y Celulosa SA	24,877	93,188
	Endesa SA	28,311	593,326
*	Ercros SA	32,968	113,052
	Faes Farma SA	102,100	428,407
	Ferrovial SA	29,165	747,918
	Fluidra SA	10,996	297,598
	Fomento de Construcciones y Contratas SA	13,620	155,591
Ω	Gestamp Automocion SA	49,617	162,073
Ω	Global Dominion Access SA	24,809	102,578
#	Grifols SA	39,376	659,499
	Grupo Catalana Occidente SA	8,262	237,985
#	Grupo Empresarial San Jose SA	5,655	24,034
#*	Grupo Ezentis SA	9,294	1,464
	Iberdrola SA	398,573	4,579,925
	Iberpapel Gestion SA	1,805	30,188
*	Indra Sistemas SA	35,697	363,774
	Industria de Diseno Textil SA	49,633	1,040,668
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	216,468
#	Mapfre SA	288,404	526,296
*	Mediaset Espana Comunicacion SA	58,553	262,023
*	Melia Hotels International SA	8,178	67,635
Ω	Metrovacesa SA	10,458	83,508
*Ω	Neinor Homes SA	3,262	36,956
*	Obrascon Huarte Lain SA	70,118	60,406
	Pharma Mar SA	451	34,521
	Prim SA	748	11,039
*	Promotora de Informaciones SA, Class A	63,603	42,237
Ω	Prosegur Cash SA	38,315	28,411
	Prosegur Cia de Seguridad SA	67,550	139,804
*	Realia Business SA	45,114	42,045
	Red Electrica Corp. SA	42,373	853,148
	Repsol SA	273,915	4,086,230
	Sacyr SA	117,085	315,380
*	Solaria Energia y Medio Ambiente SA	15,409	341,936
Ω	Talgo SA	3,146	12,710
	Talgo SA	61	249
*	Tecnicas Reunidas SA	2,606	21,581
	Telefonica SA	828,814	4,031,883
Ω	Unicaja Banco SA	159,828	150,557
	Vidrala SA	5,198	372,495
	Viscofan SA	10,667	588,864
*	Vocento SA	7,738	7,914

TOTAL SPAIN			36,984,536

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (3.4%)
	AAK AB	7,063	$122,548
Ω	AcadeMedia AB	26,351	148,755
#	AddLife AB, Class B	17,648	389,933
	AddNode Group AB	2,305	97,441
	AddTech AB, Class B	20,999	370,430
#	AFRY AB	16,575	274,774
#	Alfa Laval AB	4,353	121,171
Ω	Alimak Group AB	8,324	87,841
	Alligo AB, Class B	4,954	56,740
Ω	Ambea AB	16,818	85,364
*	Annehem Fastigheter AB, Class B	11,599	31,608
#	AQ Group AB	1,993	56,849
*	Arise AB	7,144	40,254
	Arjo AB, Class B	46,802	351,336
	Assa Abloy AB, Class B	14,725	372,132
	Atlas Copco AB, Class A	28,722	1,302,165
	Atlas Copco AB, Class B	16,639	658,534
	Atrium Ljungberg AB, Class B	5,609	91,717
*Ω	Attendo AB	23,033	62,287
	Avanza Bank Holding AB	15,409	390,183
#	Axfood AB	9,517	281,626
	Beijer Alma AB	8,702	181,019
#*	Beijer Electronics Group AB	6,458	42,662
#	Beijer Ref AB, Class B	23,841	388,226
	Bergman & Beving AB	6,396	82,050
	Besqab AB	1,035	16,338
#*	BHG Group AB	9,693	66,739
	Bilia AB, Class A	24,321	337,281
	BillerudKorsnas AB	38,846	599,443
	BioGaia AB, Class B	3,627	228,057
	Biotage AB	5,688	117,827
	Bjorn Borg AB	2,078	9,640
#	Boliden AB	51,028	2,212,634
	Bonava AB, Class B	21,002	101,955
#*Ω	Boozt AB	3,535	37,119
	Boule Diagnostics AB	1,384	5,789
Ω	Bravida Holding AB	24,550	251,677
	Bufab AB	6,703	222,374
#	Bulten AB	2,966	20,757
	Bure Equity AB	14,915	351,719
	Byggmax Group AB	23,143	177,986
*	Careium AB	5,800	8,488
#	Castellum AB	11,249	222,768
	Catella AB	14,868	58,230
	Catena AB	3,861	201,564
#*	Catena Media PLC	11,312	47,610
*	Cavotec SA	8,277	11,666
	Cellavision AB	2,213	69,482
	Clas Ohlson AB, Class B	9,411	106,843
	Cloetta AB, Class B	60,701	153,393
*	Collector AB	13,334	58,170
	Concentric AB	9,782	191,048
Ω	Coor Service Management Holding AB	24,001	217,603
	Corem Property Group AB, Class B	101,607	215,135
	Dios Fastigheter AB	16,550	147,773
#Ω	Dometic Group AB	52,417	448,903
*	Doro AB	5,800	12,865
*	Duni AB	9,006	82,417
Ω	Dustin Group AB	15,664	112,551

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Eastnine AB	4,136	$40,634
	Elanders AB, Class B	3,364	50,812
#	Electrolux AB, Class B	45,904	700,055
	Electrolux Professional AB, Class B	32,630	182,897
	Elekta AB, Class B	28,835	194,212
*Ω	Eltel AB	14,557	17,121
*	Enea AB	4,184	49,728
#	Epiroc AB, Class A	19,181	388,858
	Epiroc AB, Class B	12,568	219,259
	Essity AB, Class A	1,500	39,879
	Essity AB, Class B	24,746	652,576
	Fabege AB	12,630	153,305
	Fagerhult AB	17,537	88,017
*	Fastighets AB Balder, Class B	4,692	232,570
	Fastighets AB Trianon	792	12,071
	FastPartner AB, Class A	5,997	50,353
	FastPartner AB, Class D	1,294	10,801
	Fenix Outdoor International AG	737	65,708
	Ferronordic AB	1,931	8,854
	FormPipe Software AB	5,055	17,705
	G5 Entertainment AB	987	18,636
	GARO AB	4,320	64,656
	Getinge AB, Class B	8,011	231,741
*	GHP Specialty Care AB	3,597	12,808
	Granges AB	34,122	280,240
#	H & M Hennes & Mauritz AB, Class B	46,539	585,883
*	Haldex AB	12,876	52,912
#	Heba Fastighets AB, Class B	2,717	34,875
	Hexagon AB, Class B	15,761	203,363
#	Hexatronic Group AB	5,363	226,899
	Hexpol AB	50,394	432,691
	HMS Networks AB	4,945	202,398
*Ω	Hoist Finance AB	21,165	65,212
	Holmen AB, Class B	8,874	512,906
	Hufvudstaden AB, Class A	9,746	126,280
*	Humana AB	10,256	53,833
	Husqvarna AB, Class A	6,161	59,508
	Husqvarna AB, Class B	64,594	617,461
	Indutrade AB	20,501	483,574
#	Instalco AB	35,030	216,201
*	International Petroleum Corp.	14,208	135,924
#	Intrum AB	14,527	351,162
#	INVISIO AB	1,461	25,895
	Inwido AB	16,779	231,649
*	ITAB Shop Concept AB	2,085	2,348
	JM AB	14,801	341,831
#*	John Mattson Fastighetsforetagen AB	1,387	21,609
	Kabe Group AB, Class B	405	9,720
	Karnov Group AB	7,984	54,016
#*	Karo Pharma AB	9,994	57,427
*	K-fast Holding AB	6,202	28,413
	KNOW IT AB	5,488	169,026
	Lagercrantz Group AB, Class B	33,877	344,862
	Lifco AB, Class B	14,622	306,706
	Lime Technologies AB	925	26,016
	Lindab International AB	13,064	304,702
	Loomis AB	24,632	613,724
#*	Maha Energy AB	6,393	12,379
*	Medcap AB	456	6,744

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Medicover AB, Class B	4,476	$74,114
*	Medivir AB, Class B	18,232	14,546
*	Mekonomen AB	10,277	118,439
#	Micro Systemation AB, Class B	1,596	8,593
#*	Millicom International Cellular SA	28,287	637,723
	MIPS AB	5,943	422,068
*	Modern Times Group MTG AB, Class B	25,722	272,032
*	Momentum Group AB	4,954	37,737
Ω	Munters Group AB	23,409	139,846
	Mycronic AB	16,497	288,492
	NCAB Group AB	8,980	56,467
	NCC AB, Class B	22,769	282,114
	Nederman Holding AB	3,964	66,699
*	Nelly Group AB	3,377	6,440
*	Net Insight AB, Class B	65,449	26,760
	New Wave Group AB, Class B	14,821	258,782
	Nibe Industrier AB, Class B	17,880	175,303
	Nobia AB	32,265	126,623
*	Nordic Entertainment Group AB, Class B	3,679	120,815
	Nordic Waterproofing Holding AB	7,292	133,578
*	Note AB	3,503	72,573
	NP3 Fastigheter AB	6,024	167,408
	Nyfosa AB	22,614	249,243
	OEM International AB, Class B	7,964	123,004
*	Ovzon AB	3,418	16,943
*	Pandox AB	17,658	246,019
	Peab AB, Class B	52,866	505,054
	Platzer Fastigheter Holding AB, Class B	8,730	88,668
	Pricer AB, Class B	31,342	49,827
	Proact IT Group AB	5,913	43,024
	Probi AB	444	13,556
	Ratos AB, Class B	62,494	318,848
*	RaySearch Laboratories AB	3,756	16,481
#	Rejlers AB	2,814	43,303
Ω	Resurs Holding AB	28,631	83,279
	Rottneros AB	22,228	30,088
	Sagax AB, Class B	7,398	188,978
#	Samhallsbyggnadsbolaget i Norden AB	68,347	214,688
#	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	18,145
	Sandvik AB	54,089	1,023,814
#	Scandi Standard AB	16,388	64,432
*Ω	Scandic Hotels Group AB	33,769	129,959
#	Sectra AB, Class B	24,300	306,553
	Securitas AB, Class B	68,374	807,278
	Semcon AB	4,640	58,872
*	Serneke Group AB	2,408	11,332
#*Ω	Sinch AB	3,680	16,263
	Skandinaviska Enskilda Banken AB, Class A	70,104	786,153
	Skandinaviska Enskilda Banken AB, Class C	1,001	12,197
	Skanska AB, Class B	37,640	719,006
#	SKF AB, Class A	3,032	59,509
	SKF AB, Class B	43,389	708,659
	SkiStar AB	4,715	91,785
	Softronic AB, Class B	9,296	27,298
*	Solid Forsakring AB	2,863	13,901
	SSAB AB,Class A	38,829	246,657
#	SSAB AB,Class B	75,311	442,922
*	Stendorren Fastigheter AB	1,726	42,208
*	Stillfront Group AB	18,898	38,166

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA, Class A	1,321	$25,935
	Svenska Cellulosa AB SCA, Class B	32,573	630,379
	Svenska Handelsbanken AB, Class A	63,208	637,536
#	Svenska Handelsbanken AB, Class B	1,480	16,706
	Sweco AB, Class B	15,262	215,394
	Swedbank AB, Class A	35,430	560,476
	Systemair AB	16,159	102,621
#	Tele2 AB, Class B	98,623	1,307,182
	Telefonaktiebolaget LM Ericsson, Class A	6,131	51,863
	Telefonaktiebolaget LM Ericsson, Class B	263,274	2,100,195
	Telia Co. AB	343,583	1,426,080
	Tethys Oil AB	7,238	68,579
	TF Bank AB	1,358	23,846
#Ω	Thule Group AB	11,863	411,493
	Trelleborg AB, Class B	26,473	580,648
	Troax Group AB	7,497	166,505
	VBG Group AB, Class B	3,950	56,484
	Vitec Software Group AB, Class B	3,407	171,685
	Volati AB	4,043	56,783
	Volvo AB, Class A	26,300	432,388
	Volvo AB, Class B	176,997	2,823,709
#	Wallenstam AB, Class B	6,097	67,412
	Wihlborgs Fastigheter AB	15,267	264,694
*	XSpray Pharma AB	659	3,818

TOTAL SWEDEN			47,478,809

SWITZERLAND — (5.8%)
	ABB Ltd.	161,663	4,850,203
#	Adecco Group AG	35,322	1,363,072
#	Alcon, Inc.	31,397	2,235,780
	Allreal Holding AG	4,218	795,612
	ALSO Holding AG	1,733	391,890
*	ams-OSRAM AG	76,684	938,088
*	APG SGA SA	362	68,941
	Arbonia AG	13,910	247,708
*	Aryzta AG	288,490	268,622
	Ascom Holding AG	7,386	65,346
	Autoneum Holding AG	854	101,019
	Baloise Holding AG	11,819	2,055,808
	Banque Cantonale de Geneve	572	97,102
#	Banque Cantonale Vaudoise	6,683	564,799
	Belimo Holding AG	1,415	699,323
	Bell Food Group AG	632	171,782
	Bellevue Group AG	2,601	99,914
	Berner Kantonalbank AG	1,225	281,992
	BKW AG	3,351	407,921
	Bobst Group SA	2,261	190,712
	Bossard Holding AG, Class A	1,540	333,383
	Bucher Industries AG	1,940	699,437
	Burckhardt Compression Holding AG	533	271,916
	Burkhalter Holding AG	843	66,375
	Bystronic AG	398	330,298
	Calida Holding AG	1,402	70,517
	Carlo Gavazzi Holding AG	117	35,275
	Cembra Money Bank AG	7,525	542,966
*	Cicor Technologies Ltd.	650	34,439
	Cie Financiere Richemont SA, Class A	20,424	2,373,079
	Cie Financiere Tradition SA	562	63,194
#	Clariant AG	60,775	1,037,630

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Coltene Holding AG	1,138	$107,955
	Comet Holding AG	424	91,658
#*	COSMO Pharmaceuticals NV	1,556	88,987
#	Credit Suisse Group AG	71,491	485,232
#	Credit Suisse Group AG, Sponsored ADR	161,723	1,083,544
	Daetwyler Holding AG	1,160	372,980
	DKSH Holding AG	9,959	855,129
	dormakaba Holding AG	602	279,417
*	Dottikon Es Holding AG	57	17,194
	EFG International AG	26,058	196,419
	Emmi AG	550	545,141
	EMS-Chemie Holding AG	293	261,392
	Energiedienst Holding AG	936	41,869
#*	Evolva Holding SA	22,215	2,400
*	Feintool International Holding AG	721	31,782
*	Flughafen Zurich AG	5,552	938,836
	Forbo Holding AG	269	393,783
	Fundamenta Real Estate AG	999	20,333
Ω	Galenica AG	13,328	981,440
#*	GAM Holding AG	40,315	41,602
	Geberit AG	2,995	1,707,970
	Georg Fischer AG	18,920	1,026,790
	Givaudan SA	675	2,682,802
	Gurit Holding AG	111	141,505
#	Helvetia Holding AG	10,494	1,348,549
	Hiag Immobilien Holding AG	811	84,253
#*	HOCHDORF Holding AG	269	11,084
	Huber & Suhner AG	4,651	407,907
	Hypothekarbank Lenzburg AG	11	47,382
*	Implenia AG	3,739	84,544
*	Ina Invest Holding AG	748	14,970
	Inficon Holding AG	397	361,458
	Interroll Holding AG	152	460,771
	Intershop Holding AG	192	125,027
	Investis Holding SA	821	94,815
	IVF Hartmann Holding AG	71	8,017
	Julius Baer Group Ltd.	42,408	2,026,586
*	Jungfraubahn Holding AG	1,339	190,844
	Kardex Holding AG	3,042	578,926
	Komax Holding AG	807	211,981
#	Kudelski SA	5,386	17,941
#	Kuehne + Nagel International AG	4,369	1,222,211
#	Landis+Gyr Group AG	6,063	338,371
	LEM Holding SA	109	251,101
	Liechtensteinische Landesbank AG	3,467	191,717
#	Logitech International SA	15,737	1,026,758
	Luzerner Kantonalbank AG	879	375,088
*Ω	Medacta Group SA	1,520	173,168
*Ω	Medartis Holding AG	726	76,438
Ω	Medmix AG	5,190	174,300
	Meier Tobler Group AG	1,442	33,728
	Metall Zug AG, Class B	57	118,789
	Mikron Holding AG	3,174	25,034
	Mobilezone Holding AG	10,259	166,115
	Mobimo Holding AG	1,782	509,639
	OC Oerlikon Corp. AG	54,611	389,412
	Orell Fuessli AG	122	11,108
	Orior AG	1,425	131,647
	Partners Group Holding AG	1,559	1,651,756

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Peach Property Group AG	388	$19,973
	Phoenix Mecano AG	139	55,545
	Plazza AG, Class A	201	72,718
	PSP Swiss Property AG	7,189	906,043
	Rieter Holding AG	852	115,821
	Romande Energie Holding SA	25	30,273
	Schaffner Holding AG	178	57,396
	Schindler Holding AG	2,960	568,244
	Schweiter Technologies AG	283	284,728
*Ω	Sensirion Holding AG	2,010	241,069
	SFS Group AG	4,462	558,790
	SGS SA	486	1,248,787
	SIG Combibloc Group AG	53,026	1,110,125
	Sika AG	3,975	1,214,196
	Softwareone Holding AG	20,021	270,693
	Sonova Holding AG	4,251	1,533,022
	St Galler Kantonalbank AG	842	406,056
	Straumann Holding AG	7,160	844,104
	Sulzer AG	5,190	388,874
#	Swatch Group AG	2,755	707,051
	Swatch Group AG	5,554	274,002
	Swiss Life Holding AG	3,386	1,979,845
	Swiss Prime Site AG	18,298	1,788,529
#	Swiss Re AG	26,418	2,166,456
*	Swiss Steel Holding AG	45,807	12,998
#	Swisscom AG	5,450	3,222,589
	Swissquote Group Holding SA	2,319	376,904
	Temenos AG	9,672	976,347
	Thurgauer Kantonalbank	103	11,858
	TX Group AG	707	100,069
*	u-blox Holding AG	1,941	161,251
#*	UBS Group AG	148,325	2,499,967
	Valiant Holding AG	4,404	439,905
	Valora Holding AG	1,034	169,067
	Varia U.S. Properties AG	255	14,140
Ω	VAT Group AG	4,084	1,263,228
	Vaudoise Assurances Holding SA	285	133,340
	Vetropack Holding AG	3,434	141,285
	Vifor Pharma AG	12,110	2,139,213
*	Von Roll Holding AG	5,887	5,894
	Vontobel Holding AG	8,242	602,793
	VP Bank AG, Class A	977	97,790
	VZ Holding AG	3,197	237,933
*	V-ZUG Holding AG	608	67,448
	Walliser Kantonalbank	438	49,781
	Warteck Invest AG	23	56,151
	Ypsomed Holding AG	528	75,454
	Zehnder Group AG	2,871	224,499
	Zug Estates Holding AG, Class B	50	102,273
	Zuger Kantonalbank AG	29	218,196
	Zurich Insurance Group AG	7,207	3,281,127

TOTAL SWITZERLAND			80,615,578

UNITED KINGDOM — (11.0%)
	3i Group PLC	82,862	1,356,057
	4imprint Group PLC	5,275	179,251
	Abrdn Plc	414,395	973,052
	Admiral Group PLC	18,768	590,766
	Advanced Medical Solutions Group PLC	17,790	62,017

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	AG Barr PLC	19,480	$141,703
Ω	Airtel Africa PLC	163,029	298,300
	AJ Bell PLC	47,146	146,095
Ω	Alfa Financial Software Holdings PLC	13,024	29,501
	Alliance Pharma PLC	86,713	124,554
*	Allied Minds PLC	5,230	1,117
	Antofagasta PLC	51,900	993,569
*	AO World PLC	25,350	23,779
	Appreciate Group PLC	20,690	6,687
*	Ascential PLC	39,861	158,039
	Ashmore Group PLC	65,852	182,045
	Ashtead Group PLC	25,865	1,337,407
*	ASOS PLC	12,032	209,507
	Associated British Foods PLC	18,957	379,344
#*Ω	Aston Martin Lagonda Global Holdings PLC	11,643	121,984
Ω	Auto Trader Group PLC	118,174	932,648
Ω	Avast PLC	94,690	671,360
	AVEVA Group PLC	6,119	164,455
	Aviva PLC	339,860	1,823,392
	Avon Protection PLC	5,053	67,097
	B&M European Value Retail SA	87,270	534,711
	Balfour Beatty PLC	126,727	383,946
	Bank of Georgia Group PLC	10,615	163,549
	Barclays PLC, Sponsored ADR	180,589	1,345,388
	Barclays PLC	190,826	350,765
	Barratt Developments PLC	92,400	565,307
	Beazley PLC	96,059	517,431
	Begbies Traynor Group PLC	16,185	23,831
	Bellway PLC	24,258	736,770
	Berkeley Group Holdings PLC	19,742	1,001,268
Ω	Biffa PLC	74,059	321,212
	Bloomsbury Publishing PLC	12,754	63,998
	Bodycote PLC	43,219	335,200
*	Boohoo Group PLC	120,777	122,272
	Braemar Shipping Services PLC	6,415	21,385
	Breedon Group PLC	51,332	50,778
	Brewin Dolphin Holdings PLC	71,919	460,618
	Britvic PLC	67,866	727,257
	BT Group PLC	1,729,340	3,834,959
	Bunzl PLC.	22,412	864,669
	Burberry Group PLC	36,048	711,424
	Burford Capital Ltd.	28,819	246,421
	Bytes Technology Group PLC	34,990	194,509
*	Capita PLC	77,891	23,245
*	Capricorn Energy PLC	108,255	278,436
*	Card Factory PLC	111,232	81,271
	CareTech Holdings PLC	16,883	155,789
*	Carnival PLC	8,770	137,498
*	Cazoo Group Ltd.	11,966	20,223
	Centamin PLC	332,631	381,234
	Central Asia Metals PLC	34,294	114,902
*	CentralNic Group PLC	10,824	18,254
*	Centrica PLC	1,637,543	1,622,460
	Chesnara PLC	26,627	95,626
*	Circassia Group PLC	29,532	13,090
	Clarkson PLC	3,120	143,652
	Clipper Logistics PLC	18,671	202,010
	Close Brothers Group PLC	36,881	511,389
	CLS Holdings PLC	4,899	12,520

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	CMC Markets PLC	29,295	$106,218
	Coats Group PLC	290,877	257,152
	Coca-Cola HBC AG	15,910	322,557
	Compass Group PLC	99,671	2,103,237
	Computacenter PLC	15,769	529,851
Ω	ConvaTec Group PLC	128,715	340,488
*	Costain Group PLC	29,107	14,409
*Ω	Countryside Partnerships PLC	82,568	257,801
	Cranswick PLC	11,615	461,863
	Crest Nicholson Holdings PLC	69,001	217,110
	Croda International PLC	9,548	927,343
	Currys PLC	305,610	354,336
	CVS Group PLC	9,598	216,673
*	De La Rue PLC	30,988	42,865
	Dechra Pharmaceuticals PLC	4,569	207,046
	Devro PLC	60,589	159,334
	DFS Furniture PLC	59,849	124,835
*	Dignity PLC	9,279	60,432
	Diploma PLC	19,364	664,162
	Direct Line Insurance Group PLC	248,296	788,061
	DiscoverIE Group PLC	8,879	84,224
	Domino’s Pizza Group PLC	65,706	286,758
	dotdigital group PLC	39,477	43,058
	Drax Group PLC	119,759	1,210,248
	DS Smith PLC	257,853	1,059,587
	Dunelm Group PLC	28,460	348,504
Ω	DWF Group PLC	22,386	30,657
*	easyJet PLC	32,747	226,920
	EKF Diagnostics Holdings PLC	36,792	16,132
	Electrocomponents PLC	86,838	1,133,451
*	Elementis PLC	128,702	195,497
	EMIS Group PLC	11,715	195,270
	Epwin Group PLC	18,848	20,181
*	Esken Ltd.	63,952	8,177
	Euromoney Institutional Investor PLC	16,204	199,810
	Experian PLC	40,983	1,415,321
*	FD Technologies PLC	1,061	31,439
	FDM Group Holdings PLC	18,226	230,015
	Ferguson PLC	13,617	1,708,245
	Fevertree Drinks PLC	9,726	220,535
*	Firstgroup PLC	133,836	187,878
Ω	Forterra PLC	60,604	189,468
	Foxtons Group PLC	38,161	20,144
*	Frasers Group PLC	45,520	386,618
	Fresnillo PLC	32,829	317,660
*	Frontier Developments PLC	1,493	24,048
*Ω	Funding Circle Holdings PLC	25,584	23,303
	Future PLC	6,714	183,878
	Galliford Try Holdings PLC	23,713	50,868
	Games Workshop Group PLC	7,245	669,567
	Gamma Communications PLC	10,673	159,082
	GB Group PLC	4,098	29,698
	Gem Diamonds Ltd.	29,324	21,655
	Genuit Group PLC	30,899	174,429
	Genus PLC	3,159	99,252
*	Go-Ahead Group PLC	16,062	190,567
	Gooch & Housego PLC	583	6,155
	Grafton Group PLC	46,179	559,286
	Grainger PLC	129,302	480,974

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Greencore Group PLC	111,256	$159,839
	Greggs PLC	27,506	802,513
*	Griffin Mining Ltd.	2,011	2,812
*Ω	Gym Group PLC	18,544	44,402
	H&T Group PLC	5,751	25,113
	Halfords Group PLC	56,734	161,440
	Halma PLC	17,575	539,474
	Harbour Energy PLC	8,481	53,184
	Hargreaves Lansdown PLC	32,536	372,483
	Harworth Group PLC	18,284	38,283
	Hays PLC	289,506	444,637
	Headlam Group PLC	14,231	64,957
	Helical PLC	31,554	171,588
*	Helios Towers PLC	96,188	135,779
	Henry Boot PLC	13,470	54,771
	Hill & Smith Holdings PLC	13,987	241,911
	Hilton Food Group PLC	16,062	243,704
	Hiscox Ltd.	53,110	630,641
	Hochschild Mining PLC	81,816	120,185
*	Hollywood Bowl Group PLC	25,460	81,768
	HomeServe PLC	75,411	926,785
*Ω	Hostelworld Group PLC	14,765	15,608
	Howden Joinery Group PLC	126,263	1,195,397
#	HSBC Holdings PLC, Sponsored ADR	160,754	4,984,982
	Hunting PLC	41,131	149,936
*	Hyve Group PLC	40,610	38,427
Ω	Ibstock PLC	89,467	211,204
	IDOX PLC	36,520	29,261
	IG Group Holdings PLC	80,613	823,871
	IMI PLC	55,855	940,308
	Impax Asset Management Group PLC	11,768	127,268
	Inchcape PLC	102,753	919,399
*	Indivior PLC	210,297	823,631
*	Informa PLC	99,345	704,745
	IntegraFin Holdings PLC	40,607	183,118
	InterContinental Hotels Group PLC, ADR	6,252	405,180
	InterContinental Hotels Group PLC	4,909	313,387
	Intermediate Capital Group PLC	53,515	1,024,095
	International Personal Finance PLC	63,650	75,830
	Intertek Group PLC	12,981	808,910
	Investec PLC	158,949	936,192
	iomart Group PLC	2,354	5,317
	IP Group PLC	217,849	224,637
	ITV PLC	652,915	602,936
*	IWG PLC	205,365	623,474
	J Sainsbury PLC	202,797	591,712
*	James Fisher & Sons PLC	11,386	56,144
	James Halstead PLC	14,849	46,187
	JD Sports Fashion PLC	298,367	491,612
*	JET2 PLC	11,132	170,954
*	John Menzies PLC	17,436	129,668
*	John Wood Group PLC	183,128	509,189
	Johnson Matthey PLC	33,691	926,779
*	Johnson Service Group PLC.	59,650	82,026
Ω	JTC PLC	9,073	88,100
	Jupiter Fund Management PLC	110,295	246,183
*Ω	Just Eat Takeaway.com NV	8,420	230,074
	Just Group PLC	300,655	317,611
	Kainos Group PLC	19,117	289,641

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Keller Group PLC	20,981	$221,098
	Keywords Studios PLC	5,519	165,560
*	Kier Group PLC	51,673	51,166
*	Kin & Carta PLC	20,775	60,380
	Kingfisher PLC	239,516	755,330
*	Lamprell PLC	41,997	14,162
	Lancashire Holdings Ltd.	52,020	275,700
	Legal & General Group PLC	457,399	1,425,756
*	Liberty Global PLC, Class A	3,805	86,602
*	Liberty Global PLC, Class C	9,330	221,121
	Liontrust Asset Management PLC	3,835	55,660
	Lloyds Banking Group PLC	3,112,345	1,767,696
	Lloyds Banking Group PLC, ADR	255,098	568,869
	London Stock Exchange Group PLC	7,726	761,747
*	Lookers PLC	75,313	78,596
	LSL Property Services PLC	22,137	108,495
Ω	Luceco PLC	23,776	56,899
	M&G PLC	330,647	877,849
	Macfarlane Group PLC	21,157	31,972
	Man Group PLC	368,242	1,073,251
*	Marks & Spencer Group PLC	447,197	763,418
	Marshalls PLC	42,323	323,879
*	McBride PLC	51,771	23,820
	Mears Group PLC	28,866	71,513
	Medica Group PLC	4,556	9,156
*	Meggitt PLC	123,965	1,201,830
	Melrose Industries PLC	416,092	604,622
#	Micro Focus International PLC, Sponsored ADR	27,103	126,029
	Micro Focus International PLC	49,515	233,818
	Midwich Group PLC	5,324	41,901
	MJ Gleeson PLC	4,800	36,028
	Mondi PLC	66,568	1,250,544
	Moneysupermarket.com Group PLC	115,739	253,545
	Morgan Advanced Materials PLC	106,612	373,884
	Morgan Sindall Group PLC	10,265	276,768
	Mortgage Advice Bureau Holdings Ltd.	3,625	54,276
*	Motorpoint group PLC	15,378	46,581
	Mountview Estates PLC	2	338
	MP Evans Group PLC	3,530	41,767
*	N Brown Group PLC	54,752	19,982
*	National Express Group PLC	162,124	502,531
	National Grid PLC	6,869	102,054
#	National Grid PLC, Sponsored ADR	17,742	1,315,784
	Natwest Group PLC	200,632	538,253
	Natwest Group PLC, Sponsored ADR	14,935	80,948
	NCC Group PLC.	12,542	28,468
	Next Fifteen Communications Group PLC	9,984	164,562
	Next PLC	10,478	784,809
	Ninety One PLC	84,373	281,130
	Norcros PLC	20,097	60,281
	Numis Corp. PLC	16,969	53,168
*	Ocado Group PLC	10,882	124,454
*Ω	On the Beach Group PLC	23,702	67,985
	OSB Group PLC	74,663	521,180
	Oxford Instruments PLC	8,305	240,788
	Pagegroup PLC	79,979	489,382
	Pan African Resources PLC	187,007	51,344
*	Pantheon Resources PLC	13,595	20,998
	Paragon Banking Group PLC	73,269	453,114

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Parkmead Group PLC	14,605	$10,070
	PayPoint PLC	14,868	108,631
	Pearson PLC	64,668	627,914
#	Pearson PLC, Sponsored ADR	33,717	326,718
*	Pendragon PLC	410,508	113,455
	Pennon Group PLC	41,086	570,937
	Persimmon PLC	43,869	1,142,536
*	Petrofac Ltd.	47,036	79,290
	Pets at Home Group PLC	100,508	390,132
*	Pharos Energy PLC	70,803	23,927
	Phoenix Group Holdings PLC	65,182	493,715
	Photo-Me International PLC	91,911	82,453
	Plus500 Ltd.	20,999	408,912
	Polar Capital Holdings PLC	13,522	94,247
	Porvair PLC	6,060	45,080
*	PPHE Hotel Group Ltd.	2,064	40,645
	Premier Foods PLC	291,640	406,703
	Provident Financial PLC	51,481	164,775
#	Prudential PLC, ADR	31,292	785,429
*	PureTech Health PLC	6,920	14,654
	PZ Cussons PLC	44,997	115,459
Ω	Quilter PLC	268,422	442,167
	Rathbones Group PLC	11,520	304,084
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	84,124	171,433
	Redde Northgate PLC	65,504	324,041
	Redrow PLC	64,533	423,031
#	RELX PLC, Sponsored ADR	46,174	1,359,814
	RELX PLC	22,194	661,559
	Renew Holdings PLC	935	8,148
*	Renewi PLC	22,215	192,162
	Renishaw PLC	3,207	169,481
	Rentokil Initial PLC	173,000	1,188,211
	Rhi Magnesita NV	3,146	93,754
	RHI Magnesita NV	7,255	215,843
	Rightmove PLC	83,238	639,859
	Rio Tinto PLC	67,196	4,747,810
#	Rio Tinto PLC, Sponsored ADR	64,997	4,622,587
	Robert Walters PLC	12,249	95,296
*	Rolls-Royce Holdings PLC	478,334	490,369
	Rotork PLC	199,660	728,465
	Royal Mail PLC	210,666	902,977
	RPS Group PLC	75,774	97,020
	RWS Holdings PLC	17,169	94,030
	S&U PLC	934	27,802
Ω	Sabre Insurance Group PLC	10,955	28,701
*	Saga PLC	26,877	74,691
	Sage Group PLC	73,458	674,094
	Savills PLC	35,593	478,819
	Schroders PLC	8,841	312,089
	Schroders PLC	3,910	115,069
	ScS Group PLC	2,043	4,506
*	Senior PLC	97,428	156,769
	Severfield PLC	56,602	47,698
	Severn Trent PLC	16,944	665,925
*	SIG PLC	149,857	77,474
	Sirius Real Estate Ltd.	128,810	195,793
	Smart Metering Systems PLC	15,309	158,346
#	Smith & Nephew PLC, Sponsored ADR	10,904	353,290

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Smith & Nephew PLC	31,617	$512,466
	Smiths Group PLC	58,309	1,067,013
	Smiths News PLC	21,046	9,075
	Softcat PLC	20,833	367,938
*	SolGold PLC	53,128	19,094
	Spectris PLC	8,435	308,501
	Speedy Hire PLC	139,589	90,582
	Spirax-Sarco Engineering PLC	5,040	760,513
	Spirent Communications PLC	119,087	344,326
	SSE PLC	101,388	2,354,820
*	SSP Group PLC	78,056	230,391
	St. James’s Place PLC	54,960	883,184
*	Stagecoach Group PLC	106,849	140,749
	Standard Chartered PLC	221,197	1,512,174
	SThree PLC	31,635	145,834
	Strix Group PLC	8,484	22,471
	Studio Retail Group PLC	18,658	26,981
	STV Group PLC	5,073	20,693
*	Superdry PLC	9,884	18,823
	Synthomer PLC	70,622	268,714
	Tate & Lyle PLC	126,718	1,231,649
	Tatton Asset Management PLC	2,837	15,124
	Taylor Wimpey PLC	474,632	746,480
	TBC Bank Group PLC	6,478	102,149
*	Ted Baker PLC	28,817	53,174
	Telecom Plus PLC	14,570	300,567
	Tesco PLC	290,860	988,144
Ω	TI Fluid Systems PLC	38,893	79,038
	Topps Tiles PLC	31,329	21,940
	TP ICAP Group PLC	124,217	205,456
	Travis Perkins PLC	51,290	782,304
	Treatt PLC	969	12,754
*	Tremor International Ltd.	1,896	11,375
	TT Electronics PLC	30,164	68,553
#*	TUI AG	59,956	170,935
	Tyman PLC	24,959	85,729
*	ULS Technology PLC	9,667	8,758
	Unilever PLC, Sponsored ADR	96,819	4,478,847
	Unilever PLC	17,669	820,339
	United Utilities Group PLC	43,723	628,317
	Vertu Motors PLC	95,932	62,245
	Vesuvius PLC	51,019	207,420
	Victrex PLC	10,220	233,050
	Virgin Money UK PLC	328,136	711,921
	Vistry Group PLC	59,582	621,624
	Vitec Group PLC	6,546	101,722
Ω	Vivo Energy PLC	103,420	186,986
	Vodafone Group PLC	3,029,560	4,586,629
	Vodafone Group PLC, Sponsored ADR	5,740	87,191
	Volex PLC	16,689	54,068
	Volution Group PLC	26,454	134,747
	Vp PLC	2,866	34,826
*Ω	Watches of Switzerland Group PLC	29,346	371,037
	Watkin Jones PLC	46,661	145,005
	Weir Group PLC	45,717	878,885
*	WH Smith PLC	22,484	404,516
*	Whitbread PLC	14,549	507,860
	Wickes Group PLC	62,720	149,522
	Wilmington PLC	1,608	5,182

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Wincanton PLC	25,990	$132,922
*Ω	Wizz Air Holdings PLC	728	28,477
	WPP PLC	59,229	738,281
*	Xaar PLC	15,586	48,650
	XP Power Ltd.	2,199	88,034
	Zotefoams PLC	1,696	7,204

	TOTAL UNITED KINGDOM		152,742,295

	UNITED STATES — (0.0%)
	Arko Corp.	4,919	45,596
*	Block, Inc.	394	37,025
	Jackson Financial, Inc., Class A	1,563	66,131

	TOTAL UNITED STATES		148,752

	TOTAL COMMON STOCKS		1,279,288,769

	PREFERRED STOCKS — (0.5%)
	GERMANY — (0.5%)
	Bayerische Motoren Werke AG	6,208	457,334
	Draegerwerk AG & Co. KGaA	2,600	128,674
	Fuchs Petrolub SE	15,451	487,344
	Henkel AG & Co. KGaA	8,945	574,370
	Jungheinrich AG	13,726	335,711
	Porsche Automobil Holding SE	12,912	1,064,980
	Sixt SE	4,468	322,928
	STO SE & Co. KGaA	686	143,933
	Volkswagen AG	22,361	3,462,968

	TOTAL GERMANY		6,978,242

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	295	0
#*	Magellan Financial Group Ltd. Warrants 04/16/2027	2,004	2,216

	TOTAL AUSTRALIA		2,216

	AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	10,722	0
*	Immofinanz AG Rights 03/03/2023	11,636	0

	CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	1,111	14,746

	HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	4,000	40

	ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	1,055	0

	NEW ZEALAND — (0.0%)
*	NEW Zealand King Salmon Investments Ltd. Rights 05/05/2022	35,277	3,416

	SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	155,491	0

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
SWITZERLAND — (0.0%)
* Mobimo Holding AG Rights 05/03/2022	1,782	$6,210

TOTAL RIGHTS/WARRANTS		26,628

TOTAL INVESTMENT SECURITIES (Cost $1,180,495,492)		1,286,293,639

		Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	8,608,156	99,570,540

TOTAL INVESTMENTS — (100.0%) (Cost $1,280,053,552)		$1,385,864,179

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$227,057	$84,045,834	—	$84,272,891
Austria	—	8,172,433	—	8,172,433
Belgium	130,731	14,158,064	—	14,288,795
Canada	152,556,280	310,786	—	152,867,066
China	212,730	724,069	—	936,799
Denmark	—	20,869,692	—	20,869,692
Finland	602,048	22,515,676	—	23,117,724
France	—	102,784,607	$1,154	102,785,761
Germany	1,674,956	88,520,135	—	90,195,091
Hong Kong	—	34,426,996	21,605	34,448,601
Ireland	2,759,755	6,805,338	—	9,565,093
Israel	1,094,255	16,521,562	—	17,615,817
Italy	466,037	34,348,055	—	34,814,092
Japan	607,529	282,637,604	—	283,245,133
Netherlands	11,446,015	37,617,628	—	49,063,643
New Zealand	—	5,652,393	—	5,652,393
Norway	10,512	11,690,383	—	11,700,895
Portugal	—	4,659,842	—	4,659,842
Singapore	280,974	12,751,542	14,522	13,047,038
Spain	249	36,984,287	—	36,984,536
Sweden	173,661	47,305,148	—	47,478,809
Switzerland	6,320,744	74,294,834	—	80,615,578
United Kingdom	21,148,779	131,593,516	—	152,742,295
United States	111,727	37,025	—	148,752
Preferred Stocks
Germany	—	6,978,242	—	6,978,242
Rights/Warrants
Australia	—	2,216	—	2,216
Canada	—	14,746	—	14,746
Hong Kong	—	40	—	40
New Zealand	—	3,416	—	3,416
Switzerland	—	6,210	—	6,210
Securities Lending Collateral	—	99,570,540	—	99,570,540

TOTAL	$199,824,039	$1,186,002,859	$37,281^	$1,385,864,179

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.0%)
	AES Brasil Energia SA	96,559	$215,815
	Aliansce Sonae Shopping Centers SA	45,800	195,467
*	Alliar Medicos A Frente SA	18,837	73,954
	Alper Consultoria e Corretora de Seguros SA	5,400	36,863
	Alupar Investimento SA	55,339	294,159
	Americanas SA	86,419	419,514
*	Anima Holding SA	105,123	118,009
	Arezzo Industria e Comercio SA	13,770	249,194
	Atacadao SA	98,097	408,146
	Auren Energia SA	98,686	292,627
#*	Azul SA, ADR	21,123	282,626
	B3 SA - Brasil Bolsa Balcao	580,522	1,561,695
	Banco Bradesco SA, ADR	12,160	43,777
	Banco Bradesco SA	151,452	456,750
	Banco BTG Pactual SA	43,264	202,058
	Banco do Brasil SA	101,674	683,180
	Banco Inter SA	40,738	42,024
	Banco Santander Brasil SA	59,238	380,426
	BB Seguridade Participacoes SA	90,895	467,533
*	BK Brasil Operacao e Assessoria a Restaurantes SA	109,000	138,897
*	BR Malls Participacoes SA	288,537	553,852
	BR Properties SA	68,900	124,450
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,470	120,107
	Braskem SA, Sponsored ADR	30,077	492,060
*	BRF SA	208,234	571,975
*	C&A Modas Ltda	26,264	23,268
	Camil Alimentos SA	65,153	113,070
	CCR SA	357,161	896,524
	Centrais Eletricas Brasileiras SA	56,582	463,281
	Cia Brasileira de Distribuicao	78,233	321,702
	Cia de Locacao das Americas	131,121	624,847
	Cia de Saneamento Basico do Estado de Sao Paulo	70,436	634,415
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	135,452
	Cia de Saneamento de Minas Gerais-COPASA	67,860	187,495
	Cia de Saneamento do Parana	101,409	405,517
	Cia de Saneamento do Parana	86,400	67,807
	Cia Energetica de Minas Gerais	52,960	205,138
	Cia Paranaense de Energia	72,200	95,216
	Cia Paranaense de Energia	14,600	106,016
#	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	953,616
	Cielo SA	549,697	378,032
*	Cogna Educacao	966,055	478,734
	Construtora Tenda SA	36,123	42,524
	Cosan SA	64,134	272,417
	CPFL Energia SA	42,500	310,759
	CSU Cardsystem SA	7,300	20,613
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	441,843
	Dexco SA	182,447	474,943
	Diagnosticos da America SA	8,500	39,045
	Dimed SA Distribuidora da Medicamentos	33,400	78,164
	Direcional Engenharia SA	35,296	82,101
*	EcoRodovias Infraestrutura e Logistica SA	116,887	163,369
	EDP - Energias do Brasil SA	103,212	442,163
*	Empreendimentos Pague Menos S/A	26,500	43,524
	Enauta Participacoes SA	95,700	399,528

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	75,455	$727,086
	Engie Brasil Energia SA	50,111	424,691
	Equatorial Energia SA	249,719	1,295,077
	Eternit SA	25,100	69,808
	Even Construtora e Incorporadora SA	50,000	54,107
	Ez Tec Empreendimentos e Participacoes SA	58,500	185,299
	Fleury SA	68,960	201,135
	Fras-Le SA	744	1,664
*	Gafisa SA	90,313	28,680
	Gerdau SA, Sponsored ADR	172,595	978,614
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	17,905	12,060
#*	Gol Linhas Aereas Inteligentes SA, ADR	0	3
	Grendene SA	85,736	163,878
*	Grupo De Moda Soma SA	1	2
*	Grupo Mateus SA	196,500	187,996
*	Grupo SBF SA	23,600	115,185
	Guararapes Confeccoes SA	48,436	90,329
	Helbor Empreendimentos SA	39,936	28,030
*	Hidrovias do Brasil SA	169,187	109,165
	Industrias Romi SA	26,916	72,844
	Instituto Hermes Pardini SA	25,968	92,234
*	International Meal Co. Alimentacao SA, Class A	88,416	44,352
	Iochpe-Maxion SA	75,900	204,643
*	IRB Brasil Resseguros SA	404,424	226,591
	Itau Unibanco Holding SA	54,962	223,230
	JBS SA	207,749	1,590,489
	JHSF Participacoes SA	152,641	202,535
	JSL SA	9,924	14,693
	Kepler Weber SA	10,972	127,076
	Klabin SA	233,119	977,940
	Light SA	131,300	237,160
	Localiza Rent a Car SA	56,024	599,907
	LOG Commercial Properties e Participacoes SA	15,776	76,360
*	Log-in Logistica Intermodal SA	28,833	153,848
	Lojas Quero Quero S/A	28,243	49,129
	Lojas Renner SA	128,000	614,893
*	LPS Brasil Consultoria de Imoveis SA	15,500	12,729
	M Dias Branco SA	40,998	196,285
	Magazine Luiza SA	214,835	212,056
	Mahle-Metal Leve SA	13,037	65,265
	Marcopolo SA	67,500	31,539
	Marfrig Global Foods SA	153,400	581,772
*	Marisa Lojas SA	72,476	34,157
	Melnick Even Desenvolvimento Imobiliario SA	29,600	23,050
	Mills Estruturas e Servicos de Engenharia SA	57,511	86,547
	Minerva SA	111,500	296,118
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,054	31,040
*	Moura Dubeux Engenharia S/A	28,600	35,519
	Movida Participacoes SA	79,274	291,027
	MRV Engenharia e Participacoes SA	161,741	337,618
	Multiplan Empreendimentos Imobiliarios SA	81,600	406,849
	Natura & Co. Holding SA	192,522	723,912
	Neoenergia SA	58,349	221,643
	Odontoprev SA	85,945	176,446
*	Omega Energia SA	66,853	144,416
	Pet Center Comercio e Participacoes SA	15,524	47,822
*	Petro Rio SA	173,600	937,534
	Porto Seguro SA	89,282	367,497
	Portobello SA	21,400	38,610

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Positivo Tecnologia SA	42,900	$67,769
	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	13,499
	Qualicorp Consultoria e Corretora de Seguros SA	80,181	215,213
	Raia Drogasil SA	158,705	671,871
	Rumo SA	194,779	644,935
	Santos Brasil Participacoes SA	65,288	93,628
	Sao Carlos Empreendimentos e Participacoes SA	8,500	63,269
	Sao Martinho SA	93,342	876,223
	Sendas Distribuidora SA, ADR	4,478	69,767
	Sendas Distribuidora SA	195,105	603,001
Ω	Ser Educacional SA	29,685	56,200
	SIMPAR SA	113,200	267,204
	SLC Agricola SA	54,289	581,001
	Sul America SA	176,038	945,716
	Suzano SA	142,054	1,425,439
#	Suzano SA, Sponsored ADR	597	6,028
	SYN prop e tech SA	11,500	13,212
	Tegma Gestao Logistica SA	16,488	47,290
	Telefonica Brasil SA	70,769	761,376
	Telefonica Brasil SA, ADR	19,463	206,308
	Terra Santa Propriedades Agricolas SA	6,315	36,276
	TIM SA	262,444	715,571
	TOTVS SA	95,358	616,631
	Transmissora Alianca de Energia Eletrica SA	118,153	1,051,056
	Trisul SA	36,300	29,149
	Tupy SA	35,800	148,154
	Ultrapar Participacoes SA	175,611	464,251
	Ultrapar Participacoes SA, Sponsored ADR	43,722	116,738
	Unipar Carbocloro SA	12,246	226,989
	Usinas Siderurgicas de Minas Gerais SA Usiminas	49,990	106,371
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	80,901
*	Via SA	150,184	90,221
	Vibra Energia SA	371,941	1,588,890
	Vivara Participacoes SA	16,800	86,447
	Vulcabras Azaleia SA	43,109	85,539
	WEG SA	82,412	501,745
	Wiz Solucoes e Corretagem de Seguros SA	25,000	37,875
*	XP, Inc., BDR	4,505	111,644
	YDUQS Participacoes SA	155,961	508,519

TOTAL BRAZIL			47,038,381

CHILE — (0.4%)
	Aguas Andinas SA, Class A	905,121	159,210
	Banco de Chile	1	0
	Banco de Chile, ADR	23,583	473,552
	Banco de Credito e Inversiones SA	7,096	219,597
	Banco Santander Chile, ADR	24,980	485,611
	Banco Santander Chile	578,304	27,825
	Besalco SA	205,938	58,428
*	Camanchaca SA	88,516	4,349
	CAP SA	30,941	383,769
	Cencosud SA	297,660	476,460
	Cencosud Shopping SA	103,877	105,380
	Cia Sud Americana de Vapores SA	2,679,959	302,955
	Embotelladora Andina SA, ADR, Class B	13,470	144,264
	Empresa Nacional de Telecomunicaciones SA	80,832	295,267
	Empresas CMPC SA	211,970	315,932
	Empresas Hites SA	72,367	10,777

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
#	Enel Americas SA, ADR	9,744	$51,835
	Enel Americas SA	1,668,211	174,693
	Enel Chile SA, ADR	20,751	27,806
	Falabella SA	41,964	117,857
	Forus SA	32,824	38,876
	Grupo Security SA	786,153	101,869
	Hortifrut SA	87,237	85,009
	Inversiones Aguas Metropolitanas SA	263,373	103,467
	Inversiones La Construccion SA	12,479	50,632
	Itau CorpBanca Chile SA	56,169,330	114,610
	Itau CorpBanca Chile SA, ADR	4,431	13,382
	Molibdenos y Metales SA	3,068	13,549
*	Multiexport Foods SA	291,740	106,055
	Parque Arauco SA	159,932	134,283
	PAZ Corp. SA	82,712	28,711
	Plaza SA	56,599	52,526
	Ripley Corp. SA	445,297	69,450
	Salfacorp SA	151,797	46,282
	Sigdo Koppers SA	156,570	135,867
	SMU SA	1,043,308	98,977
	Sociedad Matriz SAAM SA	2,519,548	156,593
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	12,404	915,415
	Socovesa SA	166,772	21,121
	SONDA SA	271,865	92,773

TOTAL CHILE			6,215,014

CHINA — (27.4%)
*	21Vianet Group, Inc., ADR	52,791	315,162
	360 DigiTech, Inc., ADR	44,226	638,181
*	360 Security Technology, Inc., Class A	59,900	73,785
*	361 Degrees International Ltd.	454,000	234,175
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,200	152,828
*Ω	3SBio, Inc.	653,000	460,686
#*	51job, Inc., ADR	8,245	501,708
	5I5J Holding Group Co. Ltd., Class A	66,300	28,697
#	AAC Technologies Holdings, Inc.	485,500	1,134,023
Ω	AAG Energy Holdings Ltd.	331,860	62,944
	Accelink Technologies Co. Ltd., Class A	18,800	42,708
	ADAMA Ltd., Class A	24,500	35,309
	Addsino Co. Ltd., Class A	32,200	43,697
	Advanced Technology & Materials Co. Ltd., Class A	41,100	43,060
	AECC Aero-Engine Control Co. Ltd., Class A	21,200	76,394
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	26,500	30,990
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,503	2,254
#	Agile Group Holdings Ltd.	760,749	364,315
	Agricultural Bank of China Ltd., Class H	5,709,000	2,141,228
	Aier Eye Hospital Group Co. Ltd., Class A	65,666	354,414
*	Air China Ltd., Class H	174,000	117,284
	Aisino Corp., Class A	32,500	49,904
	Ajisen China Holdings Ltd.	284,000	40,233
Ω	Ak Medical Holdings Ltd.	262,000	141,862
	AKM Industrial Co. Ltd.	180,000	41,057
*	Alibaba Group Holding Ltd., Sponsored ADR	150,423	14,604,569
*	Alibaba Group Holding Ltd.	793,800	9,682,516
*	Alibaba Health Information Technology Ltd.	248,000	139,729
*	Alibaba Pictures Group Ltd.	4,620,000	389,823
Ω	A-Living Smart City Services Co. Ltd.	309,750	489,892
	All Winner Technology Co. Ltd., Class A	14,250	39,069
	Allmed Medical Products Co. Ltd., Class A	9,600	15,630

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alpha Group, Class A	45,000	$25,182
	Amoy Diagnostics Co. Ltd., Class A	6,300	43,465
#	Angang Steel Co. Ltd., Class H	927,200	405,587
	Anhui Anke Biotechnology Group Co. Ltd., Class A	40,460	51,776
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	63,004
	Anhui Expressway Co. Ltd., Class H	148,000	130,440
	Anhui Guangxin Agrochemical Co. Ltd., Class A	13,800	74,374
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	17,200	94,046
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	55,160	42,640
	Anhui Jinhe Industrial Co. Ltd., Class A	18,705	107,033
	Anhui Korrun Co. Ltd., Class A	2,400	5,293
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	23,917
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,400	22,591
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,200	21,114
	Anhui Xinhua Media Co. Ltd., Class A	27,300	19,543
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	53,000	94,033
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	616	22,828
	Anjoy Foods Group Co. Ltd., Class A	3,700	72,420
	ANTA Sports Products Ltd.	203,600	2,339,870
*	Anton Oilfield Services Group	1,222,000	67,053
	Aoshikang Technology Co. Ltd., Class A	4,900	45,011
*††	Aowei Holdings Ltd.	78,000	1,976
	Aoyuan Healthy Life Group Co. Ltd.	70,000	16,592
	Apeloa Pharmaceutical Co. Ltd., Class A	23,700	66,763
	APT Satellite Holdings Ltd.	234,000	69,603
*Ω	Ascletis Pharma, Inc.	130,000	69,672
Ω	AsiaInfo Technologies Ltd.	82,400	138,922
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,100	84,472
	Autel Intelligent Technology Corp. Ltd., Class A	3,575	15,197
	Autobio Diagnostics Co. Ltd., Class A	13,310	92,067
	Avary Holding Shenzhen Co. Ltd., Class A	25,000	110,751
	AVIC Electromechanical Systems Co. Ltd., Class A	26,800	39,991
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	56,321
	AviChina Industry & Technology Co. Ltd., Class H	1,151,000	624,488
	AVICOPTER PLC, Class A	6,300	40,539
	Bafang Electric Suzhou Co. Ltd., Class A	3,300	76,878
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	355,220
*	Baidu, Inc., Sponsored ADR	31,013	3,850,884
*	Baidu, Inc., Class A	52,650	839,436
Ω	BAIOO Family Interactive Ltd.	594,000	34,849
	Bank of Beijing Co. Ltd., Class A	130,600	90,284
	Bank of Changsha Co. Ltd., Class A	82,696	92,835
	Bank of Chengdu Co. Ltd., Class A	67,800	171,707
	Bank of China Ltd., Class H	17,477,356	6,857,808
	Bank of Chongqing Co. Ltd., Class H	329,000	186,273
	Bank of Communications Co. Ltd., Class H	1,926,580	1,340,686
	Bank of Guiyang Co. Ltd., Class A	110,617	102,848
	Bank of Hangzhou Co. Ltd., Class A	68,800	158,480
	Bank of Jiangsu Co. Ltd., Class A	200,220	221,194
	Bank of Nanjing Co. Ltd., Class A	176,400	308,821
	Bank of Ningbo Co. Ltd., Class A	99,358	542,764
	Bank of Shanghai Co. Ltd., Class A	164,800	161,804
	Bank of Suzhou Co. Ltd., Class A	85,500	93,190
*	Bank of Tianjin Co. Ltd., Class H	45,000	11,658
*Ω	Bank of Zhengzhou Co. Ltd., Class H	85,910	16,697
	Baoshan Iron & Steel Co. Ltd., Class A	460,900	448,542
	Baosheng Science & Technology Innovation Co. Ltd., Class A	31,000	17,599
*	Baoye Group Co. Ltd., Class H	98,000	49,301
*	Baozun, Inc., Sponsored ADR	15,148	115,731

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc., Class A	21,500	$54,082
	Bear Electric Appliance Co. Ltd., Class A	5,300	38,391
	Befar Group Co. Ltd., Class A	29,100	23,400
	Beibuwan Port Co. Ltd., Class A	45,700	51,794
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	19,000	26,801
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	7,100	73,922
	Beijing Capital Development Co. Ltd., Class A	84,000	72,424
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	102,464
*	Beijing Capital International Airport Co. Ltd., Class H	902,000	492,769
	Beijing Certificate Authority Co. Ltd., Class A	3,900	19,516
*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	39,000	45,549
	Beijing Compass Technology Development Co. Ltd., Class A	3,600	25,388
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,388	63,139
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	69,144
	Beijing E-Hualu Information Technology Co. Ltd., Class A	3,400	7,486
*	Beijing Energy International Holding Co. Ltd.	1,888,000	62,265
	Beijing Enlight Media Co. Ltd., Class A	45,600	49,976
*	Beijing Enterprises Clean Energy Group Ltd.	5,400,000	51,430
*	Beijing Enterprises Urban Resources Group Ltd.	412,000	41,687
	Beijing Enterprises Water Group Ltd.	2,286,000	739,492
*	Beijing Forever Technology Co. Ltd., Class A	12,200	11,174
*††	Beijing Gas Blue Sky Holdings Ltd.	2,280,000	6,334
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	23,530	50,903
*	Beijing Health Holdings Ltd.	312,000	3,199
*	Beijing Jetsen Technology Co. Ltd., Class A	52,400	38,024
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	13,618
	Beijing New Building Materials PLC, Class A	23,254	101,751
	Beijing North Star Co. Ltd., Class H	420,000	56,758
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	30,054
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	26,900	33,294
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	191,100
	Beijing Originwater Technology Co. Ltd., Class A	86,700	61,244
	Beijing Roborock Technology Co. Ltd., Class A	364	31,551
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	33,300	20,926
	Beijing Shiji Information Technology Co. Ltd., Class A	9,340	25,322
	Beijing Shougang Co. Ltd., Class A	86,200	62,045
	Beijing Sinnet Technology Co. Ltd., Class A	58,900	85,627
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	57,814
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	45,207
	Beijing Strong Biotechnologies, Inc., Class A	9,800	20,931
	Beijing SuperMap Software Co. Ltd., Class A	12,757	31,918
	Beijing Thunisoft Corp. Ltd., Class A	23,000	23,576
	Beijing Tiantan Biological Products Corp. Ltd., Class A	16,920	50,270
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	104,000	150,037
	Beijing Tongtech Co. Ltd., Class A	9,700	22,515
*	Beijing Ultrapower Software Co. Ltd., Class A	41,600	23,534
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	8,800	7,693
	Beijing United Information Technology Co. Ltd., Class A	2,600	37,839
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	32,159
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,960	169,848
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	23,065
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,800	49,597
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	54,973
	Beken Corp., Class A	3,600	16,322
*	Berry Genomics Co. Ltd., Class A	7,300	14,246
	Best Pacific International Holdings Ltd.	134,000	37,273
	Bestsun Energy Co. Ltd., Class A	40,000	26,352

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bethel Automotive Safety Systems Co. Ltd., Class A	8,600	$74,076
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	32,417
	Better Life Commercial Chain Share Co. Ltd., Class A	30,900	41,386
	Biem.L.Fdlkk Garment Co. Ltd., Class A	16,200	54,789
	BII Railway Transportation Technology Holdings Co. Ltd.	272,000	13,536
*	Bilibili, Inc., Class Z	31,400	764,554
	Black Peony Group Co. Ltd., Class A	31,440	42,375
	Blue Sail Medical Co. Ltd., Class A	38,300	51,559
*	Bluedon Information Security Technology Co. Ltd., Class A	22,600	5,408
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	66,700	57,565
Ω	BOC Aviation Ltd.	37,400	293,379
	BOC International China Co. Ltd., Class A	16,200	30,420
*	Bohai Leasing Co. Ltd., Class A	197,100	61,706
#	Bosideng International Holdings Ltd.	1,410,000	703,267
*	Boyaa Interactive International Ltd.	202,000	11,760
	Bright Dairy & Food Co. Ltd., Class A	30,569	50,917
	Bright Real Estate Group Co. Ltd., Class A	53,200	22,164
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	26,345
*	Brilliance China Automotive Holdings Ltd.	1,238,000	436,395
	B-Soft Co. Ltd., Class A	31,200	28,273
*	BTG Hotels Group Co. Ltd., Class A	24,700	87,571
	BYD Co. Ltd., Class H	71,000	2,066,222
	BYD Electronic International Co. Ltd.	432,000	861,127
	By-health Co. Ltd., Class A	21,400	64,835
	C C Land Holdings Ltd.	726,187	184,320
	C&D International Investment Group Ltd.	181,891	446,410
*	C&D Property Management Group Co. Ltd.	166,000	79,900
	C&S Paper Co. Ltd., Class A	39,900	63,283
	Cabbeen Fashion Ltd.	119,000	40,095
	Caitong Securities Co. Ltd., Class A	81,250	87,077
	Camel Group Co. Ltd., Class A	43,600	54,592
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	28,300	19,205
	Canny Elevator Co. Ltd., Class A	25,500	27,289
#*Ω	CanSino Biologics, Inc., Class H	16,400	174,020
*	Capital Environment Holdings Ltd.	2,326,000	47,835
	Carrianna Group Holdings Co. Ltd.	248,000	15,767
	Castech, Inc., Class A	11,300	21,152
	CCS Supply Chain Management Co. Ltd., Class A	11,513	14,503
	CECEP Solar Energy Co. Ltd., Class A	81,800	82,324
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	49,200	16,746
	CECEP Wind-Power Corp., Class A	166,400	100,698
	Central China Management Co. Ltd.	432,194	67,691
	Central China New Life Ltd.	117,000	59,836
	Central China Real Estate Ltd.	432,194	37,150
	Central China Securities Co. Ltd., Class H	454,000	73,602
	CETC Digital Technology Co. Ltd., Class A	9,000	28,650
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	37,621
Ω	CGN Power Co. Ltd., Class H	1,832,000	514,798
	Chacha Food Co. Ltd., Class A	12,500	100,333
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	32,700
	Changjiang Securities Co. Ltd., Class A	105,500	88,073
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	7,900	9,609
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	59,823
	Chanjet Information Technology Co. Ltd., Class H	10,500	9,405
	Chaowei Power Holdings Ltd.	282,000	60,375
	Chaozhou Three-Circle Group Co. Ltd., Class A	24,100	104,154
	ChemPartner PharmaTech Co. Ltd., Class A	12,100	17,051
	Chen Lin Education Group Holdings Ltd.	92,000	25,960
*	Chengdu CORPRO Technology Co. Ltd., Class A	11,900	28,018

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	$36,074
	Chengdu Hongqi Chain Co. Ltd., Class A	59,000	44,205
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	11,066
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,300	40,821
	Chengdu Tianjian Technology Co. Ltd., Class A	1,800	12,791
	Chengdu Wintrue Holding Co. Ltd., Class A	36,900	76,723
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	46,249
	Chengtun Mining Group Co. Ltd., Class A	53,900	56,387
*	Chengxin Lithium Group Co. Ltd., Class A	6,300	41,864
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	25,900	71,937
*	Chiho Environmental Group Ltd.	136,000	17,740
	China Aerospace International Holdings Ltd.	970,000	58,704
#	China Aircraft Leasing Group Holdings Ltd.	157,000	105,491
	China Baoan Group Co. Ltd., Class A	36,200	48,877
	China Bester Group Telecom Co. Ltd., Class A	4,800	8,628
	China BlueChemical Ltd., Class H	943,143	324,205
#Ω	China Bohai Bank Co. Ltd., Class H	546,000	89,304
*	China CAMC Engineering Co. Ltd., Class A	31,300	40,672
	China Chengtong Development Group Ltd.	1,142,000	22,445
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,068,340
††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	121,384
	China Communications Services Corp. Ltd., Class H	1,266,800	576,952
*	China Conch Environment Protection Holdings Ltd.	419,000	358,822
	China Conch Venture Holdings Ltd.	419,000	1,088,047
	China Construction Bank Corp., Class H	26,226,990	18,684,082
	China CSSC Holdings Ltd., Class A	32,900	77,849
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	260,826
	China Design Group Co. Ltd., Class A	22,240	28,318
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	838,000	116,603
#*	China Dili Group	968,585	230,677
	China Dongxiang Group Co. Ltd.	1,381,000	78,703
Ω	China East Education Holdings Ltd.	107,500	54,718
*	China Eastern Airlines Corp. Ltd., ADR	4,656	78,221
*	China Eastern Airlines Corp. Ltd., Class H	372,000	125,271
#	China Education Group Holdings Ltd.	216,000	184,083
*	China Electronics Huada Technology Co. Ltd.	270,000	18,170
#	China Electronics Optics Valley Union Holding Co. Ltd.	572,000	32,593
*	China Energy Engineering Corp. Ltd.	493,027	179,573
	China Energy Engineering Corp. Ltd., Class H	676,000	92,675
	China Everbright Bank Co. Ltd., Class H	927,000	335,822
	China Everbright Environment Group Ltd.	1,012,000	594,016
#Ω	China Everbright Greentech Ltd.	375,000	96,734
	China Everbright Ltd.	458,000	438,877
	China Express Airlines Co. Ltd., Class A	36,700	56,971
Ω	China Feihe Ltd.	1,336,000	1,270,226
*	China Film Co. Ltd., Class A	32,900	50,767
	China Foods Ltd.	536,000	191,463
	China Galaxy Securities Co. Ltd., Class H	1,279,500	695,949
	China Gas Holdings Ltd.	1,286,400	1,568,079
#	China Glass Holdings Ltd.	386,000	65,982
	China Gold International Resources Corp. Ltd.	34,300	128,063
*	China Grand Automotive Services Group Co. Ltd., Class A	74,000	24,675
	China Great Wall Securities Co. Ltd., Class A	48,400	59,965
	China Greatwall Technology Group Co. Ltd., Class A	33,200	45,083
*	China Green Agriculture, Inc.	1,750	15,540
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	2,427
	China Hanking Holdings Ltd.	359,000	65,515
#	China Harmony Auto Holding Ltd.	428,500	200,562
	China Harzone Industry Corp. Ltd., Class A	19,100	19,825

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*††	China High Precision Automation Group Ltd.	73,000	$2,128
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	33,690
#*	China High Speed Transmission Equipment Group Co. Ltd.	240,000	133,989
*††Ω	China Huarong Asset Management Co. Ltd., Class H	3,395,000	155,234
#††	China Huiyuan Juice Group Ltd.	159,000	7,104
Ω	China International Capital Corp. Ltd., Class H	353,600	708,746
	China International Marine Containers Group Co. Ltd., Class H	321,900	442,727
	China Jinmao Holdings Group Ltd.	2,447,120	804,258
	China Jushi Co. Ltd., Class A	40,690	96,304
	China Kepei Education Group Ltd.	278,000	77,195
	China Kings Resources Group Co. Ltd., Class A	11,470	41,606
	China Lesso Group Holdings Ltd.	704,000	880,374
	China Life Insurance Co. Ltd., ADR	14,062	100,825
	China Life Insurance Co. Ltd., Class H	396,000	575,456
	China Lilang Ltd.	257,000	124,165
*Ω	China Literature Ltd.	156,800	658,892
*	China Longevity Group Co. Ltd.	30,000	983
	China Longyuan Power Group Corp. Ltd., Class H	549,000	1,058,918
#*††	China Lumena New Materials Corp.	23,400	0
*	China Maple Leaf Educational Systems Ltd.	848,000	37,723
	China Medical System Holdings Ltd.	858,000	1,228,438
	China Meheco Co. Ltd., Class A	17,300	55,279
#	China Meidong Auto Holdings Ltd.	222,000	730,685
	China Mengniu Dairy Co. Ltd.	454,000	2,450,246
	China Merchants Bank Co. Ltd., Class H	1,075,598	6,482,892
	China Merchants Energy Shipping Co. Ltd., Class A	36,000	27,782
	China Merchants Land Ltd.	652,000	61,714
	China Merchants Port Holdings Co. Ltd.	583,731	1,019,075
	China Merchants Property Operation & Service Co. Ltd., Class A	27,300	75,350
Ω	China Merchants Securities Co. Ltd., Class H	120,740	124,880
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	54,900	130,458
*††	China Metal Recycling Holdings Ltd.	130,581	0
*Ω	China Metal Resources Utilization Ltd.	312,000	5,247
	China Minmetals Rare Earth Co. Ltd., Class A	10,700	37,281
#	China Minsheng Banking Corp. Ltd., Class H	1,029,020	390,197
#	China Modern Dairy Holdings Ltd.	1,314,000	191,218
	China Molybdenum Co. Ltd., Class H	738,000	367,006
	China National Accord Medicines Corp. Ltd., Class A	14,000	60,644
	China National Building Material Co. Ltd., Class H	1,840,000	2,448,693
	China National Chemical Engineering Co. Ltd., Class A	67,500	92,641
	China National Medicines Corp. Ltd., Class A	26,200	116,755
	China National Software & Service Co. Ltd., Class A	2,000	9,782
Ω	China New Higher Education Group Ltd.	410,000	143,664
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	55,800	34,629
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,510	97,403
*	China Nuclear Energy Technology Corp. Ltd.	302,000	33,475
*	China Oceanwide Holdings Ltd.	728,000	3,787
*	China Oil & Gas Group Ltd.	2,350,000	117,275
	China Oilfield Services Ltd., Class H	524,000	536,450
	China Oriental Group Co. Ltd.	630,000	166,675
	China Overseas Grand Oceans Group Ltd.	1,087,250	632,873
	China Overseas Land & Investment Ltd.	1,314,500	4,060,856
	China Overseas Property Holdings Ltd.	537,000	635,650
	China Pacific Insurance Group Co. Ltd., Class H	783,800	1,737,663
	China Pioneer Pharma Holdings Ltd.	119,000	36,904
*††	China Properties Group Ltd.	128,000	1,269
	China Publishing & Media Co. Ltd., Class A	48,000	32,698
	China Railway Group Ltd., Class H	1,198,000	839,034

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	$20,861
Ω	China Railway Signal & Communication Corp. Ltd., Class H	446,000	149,578
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	36,463
*	China Rare Earth Holdings Ltd.	717,200	56,058
	China Reinsurance Group Corp., Class H	2,691,000	234,626
Ω	China Renaissance Holdings Ltd.	59,600	75,040
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,441	74,485
#	China Resources Gas Group Ltd.	376,000	1,412,778
	China Resources Land Ltd.	1,004,222	4,485,069
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	22,881	127,743
	China Risun Group Ltd.	650,000	327,245
	China Sanjiang Fine Chemicals Co. Ltd.	397,000	80,175
	China SCE Group Holdings Ltd.	1,097,600	196,389
	China Science Publishing & Media Ltd., Class A	13,800	15,103
#*	China Shanshui Cement Group Ltd.	412,000	120,622
#*Ω	China Shengmu Organic Milk Ltd.	1,109,000	50,649
	China Shineway Pharmaceutical Group Ltd.	149,000	121,728
	China Shuifa Singyes Energy Holdings Ltd.	224,000	30,291
*	China Silver Group Ltd.	722,000	50,390
	China South City Holdings Ltd.	2,314,000	218,228
	China South Publishing & Media Group Co. Ltd., Class A	53,400	77,709
*	China Southern Airlines Co. Ltd., Sponsored ADR	1,844	49,843
#*	China Southern Airlines Co. Ltd., Class H	414,000	231,214
	China Starch Holdings Ltd.	1,410,000	36,588
	China State Construction Engineering Corp. Ltd., Class A	509,200	483,471
	China State Construction International Holdings Ltd.	950,000	1,226,107
*	China Sunshine Paper Holdings Co. Ltd.	320,000	87,611
	China Suntien Green Energy Corp. Ltd., Class H	647,000	365,244
	China Taiping Insurance Holdings Co. Ltd.	957,212	1,094,347
	China Testing & Certification International Group Co. Ltd., Class A	18,340	33,954
*	China Tianbao Group Development Co. Ltd.	146,000	61,885
#*	China Tianrui Group Cement Co. Ltd.	59,000	44,130
*	China Tianying, Inc., Class A	86,200	55,339
	China Tourism Group Duty Free Corp. Ltd., Class A	20,644	561,840
Ω	China Tower Corp. Ltd., Class H	17,362,000	2,026,305
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,486,000	724,011
	China TransInfo Technology Co. Ltd., Class A	49,900	64,308
*	China Travel International Investment Hong Kong Ltd.	1,120,000	202,066
*	China Tungsten & Hightech Materials Co. Ltd., Class A	31,000	45,953
	China Vanke Co. Ltd., Class H	628,938	1,483,035
Ω	China Vast Industrial Urban Development Co. Ltd.	216,000	51,710
	China Water Affairs Group Ltd.	296,000	324,986
	China West Construction Group Co. Ltd., Class A	27,300	32,533
*††	China Wood Optimization Holding Ltd.	164,000	3,528
	China World Trade Center Co. Ltd., Class A	10,900	23,497
Ω	China Xinhua Education Group Ltd.	149,000	27,094
	China Yangtze Power Co. Ltd., Class A	188,453	647,779
	China Yongda Automobiles Services Holdings Ltd.	558,000	517,421
Ω	China Yuhua Education Corp. Ltd.	410,000	71,351
*	China Yurun Food Group Ltd.	383,000	26,752
#*	China ZhengTong Auto Services Holdings Ltd.	987,500	67,825
	China Zhenhua Group Science & Technology Co. Ltd., Class A	9,100	144,780
	China Zheshang Bank Co. Ltd., Class H	154,000	65,227
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	17,162
*††	China Zhongwang Holdings Ltd.	944,318	75,815
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	20,729
	Chinasoft International Ltd.	1,216,000	983,915
*	Chindata Group Holdings Ltd., ADR	22,791	142,216

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	53,000	$81,572
	Chongqing Changan Automobile Co. Ltd., Class A	59,240	92,955
	Chongqing Department Store Co. Ltd., Class A	13,700	57,680
	Chongqing Dima Industry Co. Ltd., Class A	110,000	36,303
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	38,204	71,224
*	Chongqing Iron & Steel Co. Ltd., Class H	294,000	41,957
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	45,218
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,211,000	470,229
	Chongqing Zaisheng Technology Corp. Ltd., Class A	23,240	19,643
	Chongqing Zhifei Biological Products Co. Ltd., Class A	17,800	254,153
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	28,120
	Chow Tai Seng Jewellery Co. Ltd., Class A	26,450	50,396
#	CIFI Ever Sunshine Services Group Ltd.	308,000	407,916
	CIFI Holdings Group Co. Ltd.	1,855,238	892,402
#	CIMC Enric Holdings Ltd.	374,000	392,381
Ω	CIMC Vehicles Group Co. Ltd., Class H	13,500	7,649
*	Cinda Real Estate Co. Ltd., Class A	63,800	62,886
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	23,932
*	CITIC Guoan Information Industry Co. Ltd., Class A	131,000	61,184
	CITIC Securities Co. Ltd., Class H	502,600	1,104,279
*	Citychamp Watch & Jewellery Group Ltd.	560,000	74,543
	CMST Development Co. Ltd., Class A	58,900	49,153
*	CNFinance Holdings Ltd., ADR	14,955	45,762
	CNHTC Jinan Truck Co. Ltd., Class A	40,986	60,822
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	52,300	57,827
	CNOOC Energy Technology & Services Ltd., Class A	162,200	58,194
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	45,900	123,719
	COFCO Biotechnology Co. Ltd., Class A	73,600	90,985
#	COFCO Joycome Foods Ltd.	899,000	365,785
*Ω	Cogobuy Group	185,000	50,240
	Colour Life Services Group Co. Ltd.	185,088	14,624
*	Comba Telecom Systems Holdings Ltd.	790,000	132,648
	Concord New Energy Group Ltd.	3,394,648	312,464
*	Confidence Intelligence Holdings Ltd.	12,000	39,089
	Consun Pharmaceutical Group Ltd.	217,000	126,464
	Contec Medical Systems Co. Ltd., Class A	8,100	32,388
	Contemporary Amperex Technology Co. Ltd., Class A	11,550	706,098
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	18,030
*	Coolpad Group Ltd.	1,762,000	40,105
	COSCO SHIPPING Development Co. Ltd., Class H	1,716,000	336,365
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	550,000	288,542
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,846,533
	COSCO SHIPPING International Hong Kong Co. Ltd.	250,000	73,858
	COSCO SHIPPING Ports Ltd.	876,257	624,803
*Ω	Cosmo Lady China Holdings Co. Ltd.	331,000	14,931
	Country Garden Holdings Co. Ltd.	2,979,904	2,061,129
	Country Garden Services Holdings Co. Ltd.	386,287	1,628,115
	CPMC Holdings Ltd.	259,000	128,678
	CQ Pharmaceutical Holding Co. Ltd., Class A	53,800	39,331
#*	Crazy Sports Group Ltd.	1,774,000	70,227
	CRRC Corp. Ltd., Class H	805,000	298,644
	Crystal Clear Electronic Material Co. Ltd., Class A	8,200	29,159
Ω	CSC Financial Co. Ltd., Class H	234,500	215,898
	CSG Holding Co. Ltd., Class A	76,000	64,154
*	CSG Smart Science&Technology Co. Ltd., Class A	14,900	14,096
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	9,400	18,013
	CSPC Pharmaceutical Group Ltd.	2,926,640	2,992,037
	CSSC Hong Kong Shipping Co. Ltd.	470,000	74,121
	CSSC Science & Technology Co. Ltd., Class A	11,700	18,930

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CTS International Logistics Corp. Ltd., Class A	55,500	$75,355
*	CWT International Ltd.	960,000	9,038
*	Cybernaut International Holdings Co. Ltd.	1,200,000	22,856
	D&O Home Collection Group Co. Ltd., Class A	10,300	13,475
	Da Ming International Holdings Ltd.	30,000	10,259
	Daan Gene Co. Ltd., Class A	37,920	103,332
	DaFa Properties Group Ltd.	106,000	51,358
Ω	Dali Foods Group Co. Ltd.	1,039,000	528,750
	Dalian Bio-Chem Co. Ltd., Class A	3,900	8,462
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	58,500	30,204
*	Dalipal Holdings Ltd.	156,000	39,668
	Daqin Railway Co. Ltd., Class A	256,288	258,456
	Dare Power Dekor Home Co. Ltd., Class A	16,600	21,338
	Dashang Co. Ltd., Class A	20,900	65,500
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	11,376	45,370
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	54,931
*	Dazhong Transportation Group Co. Ltd., Class A	39,100	18,732
	Dazzle Fashion Co. Ltd., Class A	13,000	28,452
	DBG Technology Co. Ltd., Class A	12,200	16,340
	DeHua TB New Decoration Materials Co. Ltd., Class A	18,700	26,751
	Deppon Logistics Co. Ltd., Class A	29,200	60,606
#	Dexin China Holdings Co. Ltd.	381,000	144,026
	DHC Software Co. Ltd., Class A	107,500	94,011
	Dian Diagnostics Group Co. Ltd., Class A	19,254	95,139
#	Differ Group Holding Co. Ltd.	1,010,000	264,000
	Digital China Group Co. Ltd., Class A	18,100	37,386
	Digital China Holdings Ltd.	384,250	180,759
	Digital China Information Service Co. Ltd., Class A	25,100	39,851
	Do-Fluoride Chemicals Co. Ltd., Class A	12,800	60,515
	Dong-E-E-Jiao Co. Ltd., Class A	8,200	37,505
	Dongfang Electric Corp. Ltd., Class H	140,000	150,576
*	Dongfang Electronics Co. Ltd., Class A	29,700	24,209
	Dongfeng Motor Group Co. Ltd., Class H	1,048,000	764,511
	Dongguan Development Holdings Co. Ltd., Class A	31,100	43,363
	Dongjiang Environmental Co. Ltd., Class H	80,800	29,335
	Dongxing Securities Co. Ltd., Class A	61,200	75,857
	Dongyue Group Ltd.	731,000	860,594
*	DouYu International Holdings Ltd., ADR	65,268	115,524
*	Duiba Group Ltd.	66,400	6,937
	Dynagreen Environmental Protection Group Co. Ltd., Class H	171,000	73,499
	East Group Co. Ltd., Class A	52,400	50,362
	East Money Information Co. Ltd., Class A	88,153	300,591
	Eastern Communications Co. Ltd., Class A	19,200	24,179
	Ecovacs Robotics Co. Ltd., Class A	1,800	29,233
	Edan Instruments, Inc., Class A	11,100	14,413
	Edifier Technology Co. Ltd., Class A	17,400	19,232
	Edvantage Group Holdings Ltd.	178,000	61,349
	EEKA Fashion Holdings Ltd.	90,000	145,133
	EIT Environmental Development Group Co. Ltd., Class A	7,800	22,951
	Electric Connector Technology Co. Ltd., Class A	10,300	42,478
	Elion Energy Co. Ltd., Class A	106,600	71,030
	ENN Energy Holdings Ltd.	182,100	2,439,243
	ENN Natural Gas Co. Ltd., Class A	59,800	147,943
	Era Co. Ltd., Class A	39,000	24,414
	Essex Bio-technology Ltd.	144,000	72,563
	Estun Automation Co. Ltd., Class A	5,900	13,102
	Eternal Asia Supply Chain Management Ltd., Class A	83,600	62,112
*	Ev Dynamics Holdings Ltd.	1,800,000	16,046
#	EVA Precision Industrial Holdings Ltd.	594,000	113,496

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Eve Energy Co. Ltd., Class A	3,915	$38,324
*	Everbright Jiabao Co. Ltd., Class A	39,300	24,778
Ω	Everbright Securities Co. Ltd., Class H	116,200	71,778
*	Fang Holdings Ltd., ADR	1,934	6,818
	Fangda Carbon New Material Co. Ltd., Class A	51,400	54,679
	Fangda Special Steel Technology Co. Ltd., Class A	103,296	130,870
#	Fanhua, Inc., Sponsored ADR	21,860	132,909
	FAW Jiefang Group Co. Ltd.	65,500	80,217
	FAWER Automotive Parts Co. Ltd., Class A	46,400	33,246
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	36,500	73,949
	Fibocom Wireless, Inc., Class A	10,900	50,047
*	FIH Mobile Ltd.	1,440,000	178,738
	Financial Street Holdings Co. Ltd., Class A	86,800	84,754
	FinVolution Group, ADR	79,604	299,311
	First Capital Securities Co. Ltd., Class A	71,200	59,398
	First Tractor Co. Ltd., Class H	126,000	61,519
	Flat Glass Group Co. Ltd., Class H	88,000	314,672
	Focus Media Information Technology Co. Ltd., Class A	230,100	202,069
	Focused Photonics Hangzhou, Inc., Class A	19,100	52,023
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	40,276	495,309
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	13,363
*	Founder Holdings Ltd.	390,000	30,500
	Founder Securities Co. Ltd., Class A	89,300	82,323
	Fountain SET Holdings Ltd.	74,000	13,187
	Foxconn Industrial Internet Co. Ltd., Class A	107,900	155,094
#	FriendTimes, Inc.	214,000	34,869
	Fu Shou Yuan International Group Ltd.	664,000	458,553
	Fuan Pharmaceutical Group Co. Ltd., Class A	24,000	12,467
	Fufeng Group Ltd.	916,000	458,894
#*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Funeng Co. Ltd., Class A	21,900	41,651
	Fujian Green Pine Co. Ltd., Class A	9,100	8,193
	Fujian Longking Co. Ltd., Class A	30,100	39,162
	Fujian Star-net Communication Co. Ltd., Class A	15,900	51,997
*	Fujian Sunner Development Co. Ltd., Class A	31,100	76,535
*	Fullshare Holdings Ltd.	4,617,483	69,604
	Fulongma Group Co. Ltd., Class A	12,894	17,846
#*	Futu Holdings Ltd., ADR	3,101	99,201
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	196,800	804,064
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,200	14,088
#Ω	Ganfeng Lithium Co. Ltd., Class H	20,000	239,384
	Gansu Qilianshan Cement Group Co. Ltd., Class A	31,700	51,494
	Gansu Shangfeng Cement Co. Ltd., Class A	28,000	88,436
	Gaona Aero Material Co. Ltd., Class A	6,200	26,910
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,100	55,953
	GCL Energy Technology Co. Ltd.	36,500	71,107
#*	GCL New Energy Holdings Ltd.	3,156,000	54,936
*	GCL Technology Holdings Ltd.	3,373,000	1,065,493
#*	GDS Holdings Ltd., ADR	10,252	322,118
*	GDS Holdings Ltd., Class A	137,200	551,091
	Geely Automobile Holdings Ltd.	2,130,000	3,293,382
	GEM Co. Ltd., Class A	59,000	59,811
	Gemdale Corp., Class A	64,500	140,027
	Gemdale Properties & Investment Corp. Ltd.	3,580,000	379,705
Ω	Genertec Universal Medical Group Co. Ltd.	479,000	307,722
*	Genimous Technology Co. Ltd., Class A	19,500	15,138
*	Genscript Biotech Corp.	40,000	112,984
	Getein Biotech, Inc., Class A	10,920	29,415
	GF Securities Co. Ltd., Class H	211,400	264,219

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Giant Network Group Co. Ltd., Class A	58,700	$73,021
	Gigadevice Semiconductor Beijing, Inc., Class A	3,260	60,672
	Ginlong Technologies Co. Ltd., Class A	2,200	63,732
	Glarun Technology Co. Ltd., Class A	32,100	69,435
*	Global Top E-Commerce Co. Ltd., Class A	49,800	22,799
*	Glorious Property Holdings Ltd.	1,043,000	21,394
*	Glory Sun Financial Group Ltd.	1,048,000	10,149
	GoerTek, Inc., Class A	34,700	182,577
	Goke Microelectronics Co. Ltd., Class A	3,300	31,071
	Goldcard Smart Group Co. Ltd.	8,900	12,528
	Golden Eagle Retail Group Ltd.	207,000	145,470
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	4,642
	GoldenHome Living Co. Ltd., Class A	3,500	13,641
	Goldenmax International Technology Ltd., Class A	25,200	30,475
	Goldlion Holdings Ltd.	159,152	30,693
	Goldpac Group Ltd.	138,000	33,917
#*	GOME Retail Holdings Ltd.	3,510,940	170,068
*	Goodbaby International Holdings Ltd.	208,000	26,129
*	Gosuncn Technology Group Co. Ltd., Class A	75,900	34,812
*	Gotion High-tech Co. Ltd., Class A	10,000	40,238
*	Grand Baoxin Auto Group Ltd.	681,823	49,029
	Grandblue Environment Co. Ltd., Class A	21,000	58,660
*	Grandjoy Holdings Group Co. Ltd., Class A	124,300	73,955
	Great Wall Motor Co. Ltd., Class H	584,000	817,849
	Greattown Holdings Ltd., Class A	72,300	34,761
	Greatview Aseptic Packaging Co. Ltd.	498,000	135,370
	Gree Electric Appliances, Inc. of Zhuhai, Class A	56,300	265,194
*	Gree Real Estate Co. Ltd., Class A	55,900	43,330
	Greenland Holdings Corp. Ltd., Class A	135,240	98,359
	Greenland Hong Kong Holdings Ltd.	543,000	112,879
	Greentown China Holdings Ltd.	450,500	791,123
Ω	Greentown Management Holdings Co. Ltd.	114,000	85,954
	Greentown Service Group Co. Ltd.	684,000	680,942
	GRG Banking Equipment Co. Ltd., Class A	38,700	49,795
*	Guangdong Advertising Group Co. Ltd., Class A	29,100	18,284
	Guangdong Aofei Data Technology Co. Ltd., Class A	10,000	24,882
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	32,800	18,663
	Guangdong Dongpeng Holdings Co. Ltd.	28,000	35,010
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	28,240
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	33,976
	Guangdong Haid Group Co. Ltd., Class A	21,500	200,366
*	Guangdong HEC Technology Holding Co. Ltd., Class A	32,903	31,216
	Guangdong Hongda Holdings Group Co. Ltd., Class A	13,700	41,043
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	45,300	29,376
	Guangdong Hybribio Biotech Co. Ltd., Class A	11,250	37,230
	Guangdong Investment Ltd.	740,000	947,453
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,600	42,236
	Guangdong Land Holdings Ltd.	142,000	17,934
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	18,400	17,489
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	9,342
	Guangdong Sirio Pharma Co. Ltd., Class A	3,500	12,245
	Guangdong South New Media Co. Ltd., Class A	8,000	42,239
	Guangdong Tapai Group Co. Ltd., Class A	44,300	58,722
	Guangdong Topstar Technology Co. Ltd., Class A	9,400	13,704
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	20,700	51,296
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	24,300	54,193
*	Guangshen Railway Co. Ltd., Class H	809,500	135,223
	Guangxi Guiguan Electric Power Co. Ltd., Class A	22,100	19,038
	Guangxi Liugong Machinery Co. Ltd., Class A	47,500	43,936

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	11,600	$26,515
	Guangxi Wuzhou Communications Co. Ltd., Class A	37,500	22,057
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	92,200	39,292
	Guangzhou Automobile Group Co. Ltd., Class H	592,836	502,663
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	69,528
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	3,100	14,528
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	9,400	21,839
	Guangzhou Haige Communications Group, Inc. Co., Class A	27,700	37,912
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,500	15,318
	Guangzhou KDT Machinery Co. Ltd., Class A	9,684	28,658
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,200	137,752
	Guangzhou R&F Properties Co. Ltd., Class H	309,200	114,783
	Guangzhou Restaurant Group Co. Ltd., Class A	18,020	59,147
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	8,000	30,233
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,300	131,131
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,530	129,342
	Guangzhou Wondfo Biotech Co. Ltd., Class A	7,480	49,232
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	55,960	62,083
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	29,700	29,762
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	22,500	23,284
	Guizhou Gas Group Corp. Ltd., Class A	27,100	28,543
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	64,300	45,305
	Guocheng Mining Co. Ltd., Class A	6,300	13,387
*	Guodian Technology & Environment Group Corp. Ltd., Class H	141,000	19,038
#	Guolian Securities Co. Ltd., Class H	110,500	52,122
	Guomai Technologies, Inc., Class A	25,900	19,981
	Guosen Securities Co. Ltd., Class A	94,012	137,328
*	Guosheng Financial Holding, Inc., Class A	50,330	62,875
*Ω	Guotai Junan Securities Co. Ltd., Class H	102,600	132,392
	Guoyuan Securities Co. Ltd., Class A	50,550	45,938
*Ω	Haichang Ocean Park Holdings Ltd.	610,000	408,399
	Haier Smart Home Co. Ltd., Class A	80,200	312,033
	Haier Smart Home Co. Ltd., Class H	567,399	2,004,504
*	Hailiang Education Group, Inc., ADR	3,382	42,816
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	31,353
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	22,200	38,117
*	Hainan Meilan International Airport Co. Ltd., Class H	83,000	156,929
	Hainan Poly Pharm Co. Ltd., Class A	11,400	45,407
	Hainan Ruize New Building Material Co. Ltd., Class A	28,400	15,493
	Haitian International Holdings Ltd.	387,000	952,573
	Haitong Securities Co. Ltd., Class H	626,000	437,182
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	61,086
	Hand Enterprise Solutions Co. Ltd., Class A	19,700	23,092
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	29,000	67,524
	Hangcha Group Co. Ltd., Class A	34,100	75,323
	Hangjin Technology Co. Ltd., Class A	18,060	77,239
	Hangxiao Steel Structure Co. Ltd., Class A	62,700	32,258
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	119,700	149,186
	Hangzhou Century Co. Ltd., Class A	32,500	22,820
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	18,955
	Hangzhou First Applied Material Co. Ltd., Class A	9,840	136,704
	Hangzhou Lion Electronics Co. Ltd., Class A	4,144	32,310
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	29,900	117,831
	Hangzhou Robam Appliances Co. Ltd., Class A	22,900	106,654
	Hangzhou Silan Microelectronics Co. Ltd., Class A	13,800	86,252
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	23,290
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	15,900	154,095
	Han’s Laser Technology Industry Group Co. Ltd., Class A	24,700	102,837
Ω	Hansoh Pharmaceutical Group Co. Ltd.	168,000	276,718

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,500	$17,214
*Ω	Harbin Bank Co. Ltd., Class H	480,000	40,889
	Harbin Boshi Automation Co. Ltd., Class A	27,361	42,789
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	48,500	18,028
	HBIS Resources Co. Ltd., Class A	25,700	55,586
#*	HC Group, Inc.	262,500	16,315
	Health & Happiness H&H International Holdings Ltd.	132,000	145,077
	Hebei Chengde Lulu Co. Ltd., Class A	45,500	56,894
	Hebei Construction Group Corp. Ltd., Class H	180,000	21,657
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,000	61,521
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	28,900
	Heilongjiang Agriculture Co. Ltd., Class A	40,400	85,975
#	Hello Group, Inc., Sponsored ADR	118,533	630,596
	Henan Lingrui Pharmaceutical Co., Class A	14,074	24,307
	Henan Pinggao Electric Co. Ltd., Class A	40,800	40,411
	Henan Shuanghui Investment & Development Co. Ltd., Class A	35,759	160,677
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,200	21,656
*	Henan Yicheng New Energy Co. Ltd., Class A	53,900	32,281
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,300	19,399
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	27,554
	Henderson Investment Ltd.	386,000	16,201
	Hengan International Group Co. Ltd.	402,000	1,899,780
*	Hengdeli Holdings Ltd.	911,200	30,127
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	53,900	123,938
	Hengli Petrochemical Co. Ltd., Class A	130,900	411,969
	Hengtong Optic-electric Co. Ltd., Class A	36,700	55,657
	Hengyi Petrochemical Co. Ltd., Class A	95,420	109,994
	Hesteel Co. Ltd., Class A	300,600	105,730
	Hexing Electrical Co. Ltd., Class A	20,700	35,488
*	Hi Sun Technology China Ltd.	1,011,000	121,807
*	Hidili Industry International Development Ltd.	494,000	35,189
	Hisense Home Appliances Group Co. Ltd., Class H	188,000	182,654
	Hithink RoyalFlush Information Network Co. Ltd., Class A	9,788	120,828
*	Holitech Technology Co. Ltd., Class A	89,400	40,138
*	Homeland Interactive Technology Ltd.	136,000	23,719
	Hongda Xingye Co. Ltd., Class A	108,700	56,698
	Hongfa Technology Co. Ltd., Class A	9,500	69,305
*	Honghua Group Ltd.	1,396,000	43,850
*	Hongli Zhihui Group Co. Ltd., Class A	10,800	11,432
	Hongta Securities Co. Ltd., Class A	6,200	8,414
*††Ω	Honworld Group Ltd.	72,000	5,281
Ω	Hope Education Group Co. Ltd.	1,490,000	90,140
	Hopefluent Group Holdings Ltd.	96,000	20,048
	Hopson Development Holdings Ltd.	464,400	895,407
††	Hua Han Health Industry Holdings Ltd.	928,000	6,658
*Ω	Hua Hong Semiconductor Ltd.	232,000	900,918
	Huaan Securities Co. Ltd., Class A	99,580	65,393
	Huadong Medicine Co. Ltd., Class A	28,100	144,244
	Huafa Industrial Co. Ltd. Zhuhai, Class A	69,565	80,519
	Huafon Chemical Co. Ltd., Class A	104,000	121,937
*	Huafon Microfibre Shanghai Technology Co. Ltd.	57,300	31,018
	Huafu Fashion Co. Ltd., Class A	36,200	19,846
	Huagong Tech Co. Ltd., Class A	21,000	53,149
	Huaibei Mining Holdings Co. Ltd., Class A	40,300	86,111
	Hualan Biological Engineering, Inc., Class A	49,000	123,300
#*	Huanxi Media Group Ltd.	450,000	78,047
	Huapont Life Sciences Co. Ltd., Class A	58,350	43,943
Ω	Huatai Securities Co. Ltd., Class H	260,600	358,177
*	Huawen Media Group, Class A	42,300	15,034

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxi Holdings Co. Ltd.	96,000	$17,654
	Huaxi Securities Co. Ltd., Class A	64,300	67,635
	Huaxia Bank Co. Ltd., Class A	148,736	122,608
	Huayu Automotive Systems Co. Ltd., Class A	60,700	179,041
#	Huazhong In-Vehicle Holdings Co. Ltd.	242,000	80,736
	Huazhu Group Ltd., ADR	14,775	446,796
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	147,800	63,289
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,900	37,684
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	91,178
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	33,700	162,039
#	Huijing Holdings Co. Ltd.	296,000	72,201
*	Huishang Bank Corp. Ltd., Class H	123,900	39,469
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	59,164
	Hunan Aihua Group Co. Ltd., Class A	14,000	55,687
*	Hunan Gold Corp. Ltd., Class A	31,100	43,390
*	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	42,600	30,311
	Hunan Valin Steel Co. Ltd., Class A	220,400	193,227
	Hunan Zhongke Electric Co. Ltd., Class A	6,300	24,531
	Hundsun Technologies, Inc., Class A	6,537	37,582
#*	HUYA, Inc., ADR	39,605	163,569
Ω	Hygeia Healthcare Holdings Co. Ltd.	70,600	341,165
	Hytera Communications Corp. Ltd., Class A	61,000	42,372
*	HyUnion Holding Co. Ltd., Class A	26,900	29,516
*	IBO Technology Co. Ltd.	38,000	13,725
#*Ω	iDreamSky Technology Holdings Ltd.	185,200	94,776
	Iflytek Co. Ltd., Class A	10,800	59,967
	IKD Co. Ltd., Class A	18,800	30,269
Ω	IMAX China Holding, Inc.	78,300	87,910
	Industrial & Commercial Bank of China Ltd., Class H	13,970,017	8,421,214
	Industrial Bank Co. Ltd., Class A	272,645	840,868
	Industrial Securities Co. Ltd., Class A	93,600	91,629
	Infore Environment Technology Group Co. Ltd., Class A	92,000	61,859
	Ingenic Semiconductor Co. Ltd., Class A	2,500	27,829
*	Inke Ltd.	171,000	29,149
*	INKON Life Technology Co. Ltd., Class A	11,900	14,158
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	454,700	128,577
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	35,000	35,413
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	96,700	562,046
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	67,400	86,000
*Ω	Innovent Biologics, Inc.	167,500	519,491
*	Innuovo Technology Co. Ltd., Class A	26,600	23,957
	Inspur Electronic Information Industry Co. Ltd., Class A	20,100	74,723
*	Inspur International Ltd.	150,000	52,125
*	Inspur Software Co. Ltd., Class A	6,700	11,119
*Ω	International Alliance Financial Leasing Co. Ltd.	336,000	134,834
#*	iQIYI, Inc., ADR	144,800	515,488
	IReader Technology Co. Ltd., Class A	6,800	13,952
*	IRICO Group New Energy Co. Ltd., Class H	13,900	15,401
	IVD Medical Holding Ltd.	131,000	44,148
	JA Solar Technology Co. Ltd., Class A	12,800	156,237
	Jack Technology Co. Ltd., Class A	3,000	10,071
	Jafron Biomedical Co. Ltd., Class A	12,800	79,912
	Jason Furniture Hangzhou Co. Ltd., Class A	6,900	60,511
	JCET Group Co. Ltd., Class A	34,800	112,717
*	JD.com, Inc., Class A	66,597	2,076,397
	JH Educational Technology, Inc.	166,000	85,082
	Jiajiayue Group Co. Ltd., Class A	18,500	33,981
	Jiangling Motors Corp. Ltd., Class A	13,900	24,357
*	Jiangnan Group Ltd.	1,488,000	45,923

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	39,800	$48,533
	Jiangsu Eastern Shenghong Co. Ltd., Class A	24,000	44,246
	Jiangsu Expressway Co. Ltd., Class H	324,000	320,105
	Jiangsu Guomao Reducer Co. Ltd., Class A	6,800	20,110
	Jiangsu Guotai International Group Co. Ltd., Class A	53,700	74,219
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	20,926	144,856
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	14,900	23,686
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	3,700	9,980
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	17,005
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	80,100	48,165
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	53,037
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	41,800	28,865
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	2,008	8,467
	Jiangsu Linyang Energy Co. Ltd., Class A	55,500	57,538
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	24,100	50,924
	Jiangsu Shagang Co. Ltd., Class A	78,100	55,449
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	55,900	112,896
	Jiangsu Yangnong Chemical Co. Ltd., Class A	7,093	140,500
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	23,000	82,942
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	47,000	44,131
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	112,900	67,315
	Jiangsu Zhongtian Technology Co. Ltd., Class A	24,400	59,786
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	80,300	35,193
	Jiangxi Bank Co. Ltd., Class H	182,500	30,255
	Jiangxi Copper Co. Ltd., Class H	498,000	778,984
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	19,053
	Jiangxi Wannianqing Cement Co. Ltd., Class A	27,200	45,905
	Jiangxi Zhengbang Technology Co. Ltd., Class A	88,200	77,536
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	40,973
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	33,160
*	Jiayin Group, Inc., ADR	12,810	25,748
	Jiayou International Logistics Co. Ltd., Class A	7,670	21,720
#	Jiayuan International Group Ltd.	602,319	91,258
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	32,900	72,153
*	Jilin Electric Power Co. Ltd., Class A	68,400	64,638
	Jinchuan Group International Resources Co. Ltd.	1,926,000	247,267
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	61,056
	Jingrui Holdings Ltd.	221,000	45,724
	Jinke Properties Group Co. Ltd., Class A	64,623	43,872
#*	JinkoSolar Holding Co. Ltd., ADR	19,315	990,087
*	Jinmao Property Services Co. Ltd.	36,723	27,377
	Jinyu Bio-Technology Co. Ltd., Class A	26,100	32,921
	Jinyuan EP Co. Ltd., Class A	36,400	62,215
#Ω	Jiumaojiu International Holdings Ltd.	322,000	708,426
	Jiuzhitang Co. Ltd., Class A	24,800	31,492
	Jizhong Energy Resources Co. Ltd., Class A	90,500	103,100
	JL Mag Rare-Earth Co. Ltd., Class A	12,000	47,555
	JNBY Design Ltd.	87,000	94,603
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	66,200	111,400
	Joinn Laboratories China Co. Ltd., Class A	2,540	38,026
	Jointown Pharmaceutical Group Co. Ltd., Class A	55,462	107,612
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	18,600	70,154
	Joy City Property Ltd.	1,704,000	64,836
	Joyoung Co. Ltd., Class A	28,300	64,351
#	JOYY, Inc., ADR	21,567	853,406
Ω	JS Global Lifestyle Co. Ltd.	289,000	342,843
	JSTI Group, Class A	36,800	43,636
	Ju Teng International Holdings Ltd.	412,000	73,091
	Juewei Food Co. Ltd., Class A	11,600	76,813

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Juneyao Airlines Co. Ltd., Class A	26,800	$49,389
	Jutal Offshore Oil Services Ltd.	216,000	21,559
	JY Grandmark Holdings Ltd.	13,000	3,507
*	Kai Yuan Holdings Ltd.	1,320,000	3,979
	Kaisa Prosperity Holdings Ltd.	21,750	16,174
	Kaiser China Cultural Co. Ltd., Class A	29,400	23,464
	Kaishan Group Co. Ltd., Class A	27,300	53,158
*Ω	Kangda International Environmental Co. Ltd.	250,000	22,129
*	Kasen International Holdings Ltd.	158,000	10,486
	Keboda Technology Co. Ltd., Class A	1,700	10,666
	Keeson Technology Corp. Ltd., Class A	7,800	20,035
	Kehua Data Co. Ltd., Class A	11,300	33,461
	Keshun Waterproof Technologies Co. Ltd., Class A	27,000	43,796
	Kingboard Holdings Ltd.	427,900	1,926,456
	Kingboard Laminates Holdings Ltd.	590,973	906,526
	KingClean Electric Co. Ltd., Class A	10,020	30,978
*	Kingdee International Software Group Co. Ltd.	146,000	297,927
	Kingfa Sci & Tech Co. Ltd., Class A	78,100	97,538
	Kingsoft Corp. Ltd.	367,000	1,101,370
*	Ko Yo Chemical Group Ltd.	1,756,000	56,707
	Konfoong Materials International Co. Ltd., Class A	5,300	39,037
*	Kong Sun Holdings Ltd.	650,000	3,605
	Konka Group Co. Ltd., Class A	48,100	32,578
*Ω	Koolearn Technology Holding Ltd.	96,000	41,604
	KPC Pharmaceuticals, Inc., Class A	26,900	43,702
*	Kuang-Chi Technologies Co. Ltd., Class A	24,400	48,764
	Kunlun Energy Co. Ltd.	1,724,000	1,430,725
	Kunlun Tech Co. Ltd., Class A	36,800	79,507
	Kunming Yunnei Power Co. Ltd., Class A	59,300	22,448
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	21,800	22,809
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	9,100	18,908
#	KWG Group Holdings Ltd.	660,830	236,455
	KWG Living Group Holdings Ltd.	396,915	149,330
	Lakala Payment Co. Ltd., Class A	30,400	81,692
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	19,100	17,544
	Lao Feng Xiang Co. Ltd., Class A	10,900	64,543
	Laobaixing Pharmacy Chain JSC, Class A	17,240	83,840
*	Launch Tech Co. Ltd., Class H	53,500	15,992
	LB Group Co. Ltd., Class A	42,700	117,411
	Lee & Man Chemical Co. Ltd.	136,000	116,313
	Lee & Man Paper Manufacturing Ltd.	875,000	418,551
	Lee’s Pharmaceutical Holdings Ltd.	163,500	41,155
Ω	Legend Holdings Corp., Class H	266,300	315,076
	Lenovo Group Ltd.	3,042,000	2,953,790
	Lens Technology Co. Ltd., Class A	81,000	123,619
	Leo Group Co. Ltd., Class A	250,000	63,192
*	Leoch International Technology Ltd.	67,000	6,101
	Lepu Medical Technology Beijing Co. Ltd., Class A	36,707	94,429
	Levima Advanced Materials Corp., Class A	10,400	29,586
*	LexinFintech Holdings Ltd., ADR	77,975	199,616
	Leyard Optoelectronic Co. Ltd., Class A	58,500	52,675
*	Li Auto, Inc., ADR	22,362	501,580
	Li Ning Co. Ltd.	448,500	3,495,684
	Lianhe Chemical Technology Co. Ltd., Class A	12,800	25,548
*	Lianhua Supermarket Holdings Co. Ltd., Class H	64,000	4,392
	Liao Ning Oxiranchem, Inc., Class A	23,500	34,361
	Liaoning Cheng Da Co. Ltd., Class A	26,600	53,211
	Liaoning Port Co. Ltd., Class H	242,000	21,170
	Lier Chemical Co. Ltd., Class A	27,580	87,053

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Lifetech Scientific Corp.	1,286,000	$358,568
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	15,336
*	Lingyi iTech Guangdong Co., Class A	127,100	81,717
*††	Link Motion, Inc., Sponsored ADR	24,777	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	8,700	7,484
	Livzon Pharmaceutical Group, Inc., Class H	79,471	267,449
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	14,900	40,039
#	LK Technology Holdings Ltd.	159,500	197,746
#	Logan Group Co. Ltd.	912,000	283,745
	Loncin Motor Co. Ltd., Class A	64,300	40,683
	Long Yuan Construction Group Co. Ltd., Class A	37,800	29,522
Ω	Longfor Group Holdings Ltd.	574,000	2,842,782
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	17,758
	LONGi Green Energy Technology Co. Ltd., Class A	63,828	647,405
	Longshine Technology Group Co. Ltd., Class A	16,400	51,884
	Lonking Holdings Ltd.	1,268,000	350,056
	Luenmei Quantum Co. Ltd., Class A	32,500	33,284
	Luolai Lifestyle Technology Co. Ltd., Class A	24,200	45,745
*	Luoniushan Co. Ltd., Class A	29,300	25,638
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	29,087
#*	Luoyang Glass Co. Ltd., Class H	104,000	139,835
	Lushang Health Industry Development Co. Ltd., Class A	30,100	38,788
	Luxi Chemical Group Co. Ltd., Class A	64,000	176,833
	Luxshare Precision Industry Co. Ltd., Class A	80,718	374,330
#*Ω	Luye Pharma Group Ltd.	949,000	296,014
#*	LVGEM China Real Estate Investment Co. Ltd.	398,000	53,712
	Maanshan Iron & Steel Co. Ltd., Class H	570,000	222,873
	Maccura Biotechnology Co. Ltd., Class A	20,700	59,783
	Mango Excellent Media Co. Ltd., Class A	40,300	216,478
*Ω	Maoyan Entertainment	177,400	139,952
*	Maoye International Holdings Ltd.	383,000	11,887
*	Markor International Home Furnishings Co. Ltd., Class A	47,400	21,132
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	10,800	32,436
#*Ω	Meitu, Inc.	1,045,500	123,807
*Ω	Meituan, Class B	64,100	1,373,432
#	Microport Scientific Corp.	33,944	66,719
	Midea Group Co. Ltd., Class A	132,000	1,132,945
Ω	Midea Real Estate Holding Ltd.	138,200	263,165
	Min Xin Holdings Ltd.	66,000	29,403
	Ming Yang Smart Energy Group Ltd., Class A	40,600	134,670
*	Mingfa Group International Co. Ltd.	374,000	16,936
	Minmetals Land Ltd.	687,644	64,847
Ω	Minsheng Education Group Co. Ltd.	290,000	25,481
	Minth Group Ltd.	424,000	999,031
	MLS Co. Ltd., Class A	53,400	71,527
*	MMG Ltd.	1,986,000	837,449
	Monalisa Group Co. Ltd., Class A	9,500	18,896
	Montage Technology Co. Ltd., Class A	3,480	30,423
*	Montnets Cloud Technology Group Co. Ltd., Class A	17,500	23,379
*Ω	Mulsanne Group Holding Ltd.	62,000	31,066
	Muyuan Foods Co. Ltd., Class A	74,654	585,826
*	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	26,431
	MYS Group Co. Ltd., Class A	32,200	15,130
*	Nan Hai Corp. Ltd.	4,000,000	17,841
	NanJi E-Commerce Co. Ltd., Class A	73,286	52,884
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	3,700	9,778
	Nanjing Hanrui Cobalt Co. Ltd., Class A	9,000	69,178
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	119,210
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	24,763	96,526

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	$42,766
	Nanjing Securities Co. Ltd., Class A	64,200	72,056
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	63,264
	Nanjing Yunhai Special Metals Co. Ltd., Class A	13,200	34,855
	Nantong Jianghai Capacitor Co. Ltd., Class A	16,600	47,600
	NARI Technology Co. Ltd., Class A	34,620	166,448
	NAURA Technology Group Co. Ltd., Class A	1,500	53,493
*	NavInfo Co. Ltd., Class A	37,100	69,418
	NetDragon Websoft Holdings Ltd.	136,000	271,864
	NetEase, Inc., ADR	38,837	3,702,331
	New China Life Insurance Co. Ltd., Class H	381,000	965,339
	New Hope Dairy Co. Ltd., Class A	11,200	19,164
*	New Hope Liuhe Co. Ltd., Class A	49,600	104,975
*	New Sparkle Roll International Group Ltd.	1,216,000	13,624
*	New World Department Store China Ltd.	209,000	27,090
*	Newborn Town, Inc.	188,000	68,338
	Newland Digital Technology Co. Ltd., Class A	29,200	51,904
	Nexteer Automotive Group Ltd.	577,000	325,863
	Nine Dragons Paper Holdings Ltd.	1,079,000	952,902
	Ninestar Corp., Class A	27,591	169,913
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	10,600	25,334
	Ningbo Huaxiang Electronic Co. Ltd., Class A	26,300	52,935
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	13,300	14,621
	Ningbo Joyson Electronic Corp., Class A	38,093	62,473
	Ningbo Orient Wires & Cables Co. Ltd., Class A	10,800	76,682
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	1,800	24,862
	Ningbo Tuopu Group Co. Ltd., Class A	11,000	85,981
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	10,220	30,031
	Ningbo Yunsheng Co. Ltd., Class A	21,900	28,117
	Ningbo Zhoushan Port Co. Ltd., Class A	65,900	38,898
	Ningxia Baofeng Energy Group Co. Ltd., Class A	120,000	254,825
*	NIO, Inc., ADR	55,318	923,811
*	Niu Technologies, Sponsored ADR	14,706	140,442
*	Noah Holdings Ltd., Sponsored ADR	5,159	92,707
	Norinco International Cooperation Ltd., Class A	18,600	20,196
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	54,759
	Northeast Securities Co. Ltd., Class A	64,000	63,114
	Northking Information Technology Co. Ltd., Class A	6,200	21,222
	NSFOCUS Technologies Group Co. Ltd., Class A	15,100	20,697
#*	NVC International Holdings Ltd.	1,151,000	19,151
*	Oceanwide Holdings Co. Ltd., Class A	162,155	36,291
*	Offcn Education Technology Co. Ltd., Class A	20,500	14,114
	Offshore Oil Engineering Co. Ltd., Class A	103,100	63,732
*	OFILM Group Co. Ltd., Class A	112,600	93,896
	Olympic Circuit Technology Co. Ltd.	14,200	28,384
	Oppein Home Group, Inc., Class A	6,363	112,101
	Opple Lighting Co. Ltd., Class A	9,601	23,263
	ORG Technology Co. Ltd., Class A	95,400	70,201
*	Orient Group, Inc., Class A	105,200	42,366
Ω	Orient Securities Co. Ltd., Class H	178,800	107,800
	Oriental Pearl Group Co. Ltd., Class A	55,600	58,512
*	Ourpalm Co. Ltd., Class A	97,200	44,901
	Ovctek China, Inc., Class A	7,945	44,340
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	18,240
	Pacific Online Ltd.	173,000	27,421
*	Pacific Securities Co. Ltd., Class A	125,700	51,137
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	92,300	43,104
	PAX Global Technology Ltd.	414,000	356,884
	PCI Technology Group Co. Ltd., Class A	48,300	42,913

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Peijia Medical Ltd.	66,000	$56,284
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	186,500	73,870
	People.cn Co. Ltd., Class A	24,100	33,438
	People’s Insurance Co. Group of China Ltd. , Class H	1,378,000	438,966
	Perfect World Co. Ltd., Class A	29,200	65,002
Ω	Pharmaron Beijing Co. Ltd., Class H	24,700	310,292
	PhiChem Corp., Class A	7,200	23,105
*	Phoenix Media Investment Holdings Ltd.	466,000	22,742
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	1,736,319
*	Pinduoduo, Inc., ADR	17,109	737,227
	Ping An Bank Co. Ltd., Class A	229,100	529,606
#*Ω	Ping An Healthcare & Technology Co. Ltd.	137,200	337,678
	Ping An Insurance Group Co. of China Ltd., Class H	1,906,000	12,047,279
	PNC Process Systems Co. Ltd., Class A	7,800	36,513
*	Poly Culture Group Co. Ltd., Class H	41,600	23,305
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	238,739
	Poly Property Group Co. Ltd.	1,350,111	339,192
	Poly Property Services Co. Ltd., Class H	51,600	342,868
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,800,000	1,364,724
*	Pou Sheng International Holdings Ltd.	1,181,687	136,745
	Power Construction Corp. of China Ltd., Class A	138,200	161,153
#	Powerlong Real Estate Holdings Ltd.	929,000	315,022
	Prinx Chengshan Holding Ltd.	78,000	71,948
	Proya Cosmetics Co. Ltd., Class A	2,200	67,150
	Pujiang International Group Ltd.	62,000	21,400
*	PW Medtech Group Ltd.	223,000	23,396
#	Q Technology Group Co. Ltd.	282,000	198,396
	Qianhe Condiment & Food Co. Ltd., Class A	17,040	45,382
	Qingdao East Steel Tower Stock Co. Ltd., Class A	37,100	62,411
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	9,300	15,845
	Qingdao Gon Technology Co. Ltd., Class A	8,500	28,242
	Qingdao Haier Biomedical Co. Ltd., Class A	7,950	77,657
	Qingdao Hanhe Cable Co. Ltd., Class A	113,400	60,610
#Ω	Qingdao Port International Co. Ltd., Class H	72,000	36,239
	Qingdao Rural Commercial Bank Corp., Class A	183,900	94,297
	Qingdao Sentury Tire Co. Ltd., Class A	7,100	27,255
	Qingdao TGOOD Electric Co. Ltd., Class A	13,600	28,344
	Qingdao Topscomm Communication, Inc., Class A	24,800	25,715
	Qingling Motors Co. Ltd., Class H	384,000	68,434
#*	Qudian, Inc., Sponsored ADR	34,095	36,823
	Quectel Wireless Solutions Co. Ltd., Class A	700	15,678
	Radiance Holdings Group Co. Ltd.	70,000	38,016
	Rainbow Digital Commercial Co. Ltd., Class A	29,600	30,065
	Raisecom Technology Co. Ltd., Class A	6,400	6,191
	Rastar Group, Class A	34,300	13,662
	Raytron Technology Co. Ltd., Class A	10,982	59,391
	Realcan Pharmaceutical Group Co. Ltd., Class A	53,400	29,140
#*	Realord Group Holdings Ltd.	126,000	217,705
*Ω	Red Star Macalline Group Corp. Ltd., Class H	228,207	96,448
Ω	Redco Properties Group Ltd.	630,000	175,236
	Redsun Properties Group Ltd.	462,000	161,953
	Renhe Pharmacy Co. Ltd., Class A	57,900	52,897
#	Renrui Human Resources Technology Holdings Ltd.	34,000	30,376
	Rianlon Corp., Class A	7,000	48,454
	Richinfo Technology Co. Ltd., Class A	9,000	15,193
	Risen Energy Co. Ltd., Class A	14,900	48,500
	RiseSun Real Estate Development Co. Ltd., Class A	167,503	95,138
	Riyue Heavy Industry Co. Ltd., Class A	9,600	23,532
	Road King Infrastructure Ltd.	91,000	74,389

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Rockchip Electronics Co. Ltd., Class A	2,300	$23,606
	Rongan Property Co. Ltd., Class A	52,800	22,918
	Rongsheng Petrochemical Co. Ltd., Class A	202,020	416,485
	Ronshine China Holdings Ltd.	129,500	38,282
	Runjian Co. Ltd., Class A	6,400	27,142
	Sai Micro Electronics, Inc., Class A	11,610	23,181
	SAIC Motor Corp. Ltd., Class A	73,900	177,548
	Sailun Group Co. Ltd., Class A	71,600	103,971
	Sanan Optoelectronics Co. Ltd., Class A	31,700	86,776
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	35,896
	Sangfor Technologies, Inc., Class A	2,900	38,934
	Sanquan Food Co. Ltd., Class A	24,500	72,504
	Sansteel Minguang Co. Ltd. Fujian, Class A	89,200	92,677
	Sansure Biotech, Inc., Class A	10,899	68,210
	Sany Heavy Equipment International Holdings Co. Ltd.	483,000	455,024
	Sany Heavy Industry Co. Ltd., Class A	140,400	349,349
	Satellite Chemical Co. Ltd., Class A	30,860	167,931
*	Saurer Intelligent Technology Co. Ltd., Class A	62,300	29,476
	Sealand Securities Co. Ltd., Class A	158,100	80,136
	Seazen Group Ltd.	1,297,333	547,976
	Seazen Holdings Co. Ltd., Class A	56,500	237,017
	SF Holding Co. Ltd., Class A	31,400	242,865
	SG Micro Corp., Class A	2,100	88,031
	SGIS Songshan Co. Ltd., Class A	82,700	45,946
	Shaanxi Construction Machinery Co. Ltd., Class A	39,400	42,162
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	70,600	110,748
	Shandong Bohui Paper Industrial Co. Ltd., Class A	54,500	58,183
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	43,118	118,449
	Shandong Dawn Polymer Co. Ltd., Class A	8,800	20,201
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	38,800	78,552
Ω	Shandong Gold Mining Co. Ltd., Class H	45,000	83,118
*	Shandong Head Group Co. Ltd., Class A	7,700	50,842
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	70,719
	Shandong Hi-speed Co. Ltd., Class A	35,300	29,627
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	53,430	242,770
	Shandong Humon Smelting Co. Ltd., Class A	45,300	64,957
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	13,500	58,753
	Shandong Linglong Tyre Co. Ltd., Class A	37,700	100,977
	Shandong Longda Meishi Co. Ltd., Class A	36,200	54,896
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	13,100	29,685
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	97,200	39,268
	Shandong Nanshan Aluminum Co. Ltd., Class A	149,900	73,086
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	14,963
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,000	50,438
	Shandong Publishing & Media Co. Ltd., Class A	47,900	42,984
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	159,387
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,208,800	1,287,793
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	67,600	57,186
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	35,300	47,285
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	164,000	48,499
	Shanghai AJ Group Co. Ltd., Class A	54,031	48,229
	Shanghai AtHub Co. Ltd., Class A	8,500	29,517
	Shanghai Bailian Group Co. Ltd., Class A	37,800	63,736
	Shanghai Baosight Software Co. Ltd., Class A	16,860	120,801
	Shanghai Belling Co. Ltd., Class A	15,300	36,100
	Shanghai Construction Group Co. Ltd., Class A	137,500	67,288
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	11,225	19,090
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	19,669
	Shanghai Environment Group Co. Ltd., Class A	28,258	41,085

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	13,710	$35,018
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	104,000	304,046
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	4,900	20,891
	Shanghai Gench Education Group Ltd.	34,500	15,866
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	11,500	26,258
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,100	37,006
	Shanghai Industrial Development Co. Ltd., Class A	57,300	34,848
	Shanghai Industrial Holdings Ltd.	252,000	371,206
	Shanghai Industrial Urban Development Group Ltd.	918,400	79,999
*	Shanghai International Airport Co. Ltd., Class A	3,900	29,036
	Shanghai International Port Group Co. Ltd., Class A	90,300	80,853
	Shanghai Jahwa United Co. Ltd., Class A	10,300	48,468
	Shanghai Jin Jiang Capital Co. Ltd., Class H	668,000	263,046
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,500	44,537
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	16,400	38,147
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	10,400	14,114
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	15,200	29,543
	Shanghai Kinetic Medical Co. Ltd., Class A	14,700	15,493
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,500	40,973
	Shanghai Lingang Holdings Corp. Ltd., Class A	27,800	53,629
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	38,500	61,641
	Shanghai M&G Stationery, Inc., Class A	18,800	136,185
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	29,709
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	40,981
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,968	47,324
	Shanghai Moons’ Electric Co. Ltd., Class A	10,800	20,904
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	44,855
	Shanghai Pudong Development Bank Co. Ltd., Class A	269,500	327,532
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,980	106,100
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	49,740
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	4,300	15,231
	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	28,888
	Shanghai Shimao Co. Ltd., Class A	56,500	26,416
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	31,700	43,136
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,900	28,031
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	19,161
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	80,411
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	24,300	49,906
	Shanghai Wanye Enterprises Co. Ltd., Class A	21,800	50,483
	Shanghai Weaver Network Co. Ltd., Class A	6,620	42,040
	Shanghai Yaoji Technology Co. Ltd., Class A	10,800	23,756
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,800	11,429
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	42,500	57,784
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	39,681	69,579
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	44,532
	Shanxi Coking Co. Ltd., Class A	70,980	59,604
	Shanxi Securities Co. Ltd., Class A	59,800	45,157
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	137,600	123,115
	Shanying International Holding Co. Ltd., Class A	183,800	78,242
*	Shengda Resources Co. Ltd., Class A	18,300	31,487
	Shenghe Resources Holding Co. Ltd., Class A	26,900	63,531
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	97,657
	Shenguan Holdings Group Ltd.	550,000	33,738
	Shengyi Technology Co. Ltd., Class A	38,000	95,538
	Shennan Circuits Co. Ltd., Class A	7,216	103,412
Ω	Shenwan Hongyuan Group Co. Ltd., Class H.	377,600	78,894
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,800	44,168
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	55,863
*	Shenzhen Airport Co. Ltd., Class A	60,600	58,389

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Aisidi Co. Ltd., Class A	47,700	$51,847
	Shenzhen Anche Technologies Co. Ltd., Class A	2,700	5,260
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	33,200	14,364
	Shenzhen Capchem Technology Co. Ltd., Class A	5,600	56,109
	Shenzhen Center Power Tech Co. Ltd., Class A	12,100	19,987
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	31,216
	Shenzhen Changhong Technology Co. Ltd., Class A	8,600	20,396
	Shenzhen Comix Group Co. Ltd., Class A	27,700	22,760
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	33,092
	Shenzhen Desay Battery Technology Co., Class A	13,225	61,726
*	Shenzhen Dynanonic Co. Ltd., Class A	500	33,265
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	16,235
	Shenzhen Envicool Technology Co. Ltd., Class A	4,100	13,183
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	35,080	40,757
	Shenzhen Expressway Corp. Ltd., Class H	216,000	222,142
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	46,000	58,371
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	800	6,867
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	892	14,226
	Shenzhen FRD Science & Technology Co. Ltd.	14,800	22,651
	Shenzhen Gas Corp. Ltd., Class A	37,200	35,966
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	24,095
	Shenzhen Goodix Technology Co. Ltd., Class A	2,900	24,627
*	Shenzhen Grandland Group Co. Ltd., Class A	44,100	14,965
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	21,000	42,836
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	51,500
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	51,041
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	37,437
	Shenzhen Huaqiang Industry Co. Ltd., Class A	14,600	24,773
	Shenzhen Inovance Technology Co. Ltd., Class A	15,250	132,172
	Shenzhen International Holdings Ltd.	645,430	691,248
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	33,547
	Shenzhen Investment Ltd.	1,732,668	373,798
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	15,144
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	27,000	16,110
	Shenzhen Kaifa Technology Co. Ltd., Class A	48,700	71,574
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	7,100	69,430
	Shenzhen Kedali Industry Co. Ltd., Class A	2,600	47,567
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	59,857
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	12,800	27,568
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	26,021
	Shenzhen Leaguer Co. Ltd., Class A	12,573	14,360
	Shenzhen Megmeet Electrical Co. Ltd., Class A	12,900	36,431
*	Shenzhen Microgate Technology Co. Ltd., Class A	17,300	19,584
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	624,122
*	Shenzhen MTC Co. Ltd., Class A	221,718	107,620
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	51,341
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	46,625
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	136,700	124,880
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	32,093
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	15,087	52,323
	Shenzhen SC New Energy Technology Corp., Class A	9,600	85,655
*	Shenzhen SDG Information Co. Ltd., Class A	36,600	25,576
	Shenzhen Senior Technology Material Co. Ltd., Class A	14,343	45,514
	Shenzhen Sinovatio Technology Co. Ltd., Class A	4,300	13,870
	Shenzhen Sunline Tech Co. Ltd., Class A	19,500	26,571
	Shenzhen Sunlord Electronics Co. Ltd., Class A	29,800	112,453
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	21,300	34,145
	Shenzhen Sunway Communication Co. Ltd., Class A	22,800	50,213
	Shenzhen Tagen Group Co. Ltd., Class A	63,800	64,143

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Topband Co. Ltd., Class A	31,000	$37,026
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	16,237
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	38,267
	Shenzhen World Union Group, Inc., Class A	48,200	23,576
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	48,178
	Shenzhen Yinghe Technology Co. Ltd., Class A	10,400	27,772
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	21,566
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,247	75,493
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	36,466
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	105,300	66,320
	Shenzhou International Group Holdings Ltd.	122,100	1,656,771
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	37,464
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,413	81,017
#	Shimao Group Holdings Ltd.	426,356	240,155
*	Shineco, Inc.	1,080	2,549
	Shinva Medical Instrument Co. Ltd., Class A	8,300	21,269
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	30,586
	Shui On Land Ltd.	1,869,521	264,573
*	Siasun Robot & Automation Co. Ltd., Class A	7,600	8,767
*	Sichuan Development Lomon Co. Ltd., Class A	60,100	91,504
	Sichuan Expressway Co. Ltd., Class H	284,000	78,883
*	Sichuan Haite High-tech Co. Ltd., Class A	15,700	21,029
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	134,121
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	4,000	9,155
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	35,600	91,384
*	Sichuan Languang Development Co. Ltd., Class A	77,600	20,132
*	Sichuan Lutianhua Co. Ltd., Class A	46,900	36,360
	Sichuan Road & Bridge Co. Ltd., Class A	102,200	161,187
	Sichuan Shuangma Cement Co. Ltd., Class A	22,000	58,119
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	15,288
	Sichuan Yahua Industrial Group Co. Ltd., Class A	18,600	73,913
	Sieyuan Electric Co. Ltd., Class A	20,300	91,897
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,804,000	284,745
Ω	Simcere Pharmaceutical Group Ltd.	114,000	121,511
*	Sinco Pharmaceuticals Holdings Ltd.	152,000	33,363
	Sino Biopharmaceutical Ltd.	3,124,000	1,638,637
	Sino Wealth Electronic Ltd., Class A	6,740	58,083
	Sinocare, Inc., Class A	8,200	18,507
	Sinochem International Corp., Class A	81,480	74,275
	Sinofert Holdings Ltd.	1,130,000	188,408
	Sinofibers Technology Co. Ltd., Class A	8,500	59,724
	Sinolink Securities Co. Ltd., Class A	56,400	70,025
*	Sinolink Worldwide Holdings Ltd.	1,274,400	37,573
	Sinoma International Engineering Co., Class A	47,900	56,347
	Sinoma Science & Technology Co. Ltd., Class A	47,214	143,853
	Sinomach Automobile Co. Ltd., Class A	22,300	20,675
	Sino-Ocean Group Holding Ltd.	1,607,503	303,568
	Sinopec Kantons Holdings Ltd.	518,000	176,234
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,720,000	321,804
	Sinopharm Group Co. Ltd., Class H	662,400	1,524,300
	Sino-Platinum Metals Co. Ltd., Class A	13,260	32,702
	Sinosoft Co. Ltd., Class A	9,800	31,130
	Sinosoft Technology Group Ltd.	238,800	12,949
	Sinotrans Ltd., Class H	1,087,000	328,508
	Sinotruk Hong Kong Ltd.	453,500	548,519
	Skshu Paint Co. Ltd., Class A	2,324	26,035
	Skyfame Realty Holdings Ltd.	1,508,000	16,333
	Skyworth Digital Co. Ltd., Class A	20,500	37,988
*	Skyworth Group Ltd.	771,476	403,897

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#††	SMI Culture & Travel Group Holdings Ltd.	323,197	$3,863
	Sobute New Materials Co. Ltd.	14,400	49,234
*	SOHO China Ltd.	1,086,412	198,508
#*	Sohu.com Ltd., ADR	4,233	65,527
*	Solargiga Energy Holdings Ltd.	664,000	29,066
	Songcheng Performance Development Co. Ltd., Class A	19,200	36,205
	SooChow Securities Co. Ltd., Class A	85,410	87,260
*	Sou Yu Te Group Co. Ltd., Class A	136,300	24,944
#*	South Manganese Investment Ltd.	474,000	51,076
	Southwest Securities Co. Ltd., Class A	77,600	43,588
*	SPT Energy Group, Inc.	484,000	17,279
	SSY Group Ltd.	727,719	357,470
*	Starrise Media Holdings Ltd.	70,000	1,356
	State Grid Information & Communication Co. Ltd., Class A	30,200	55,956
*	STO Express Co. Ltd., Class A	53,200	67,627
††	Suchuang Gas Corp. Ltd.	24,000	2,783
*	Sumavision Technologies Co. Ltd., Class A	28,700	19,940
#	Sun Art Retail Group Ltd.	1,022,500	317,398
	Sun King Technology Group Ltd.	340,000	96,705
	Sunflower Pharmaceutical Group Co. Ltd., Class A	18,983	53,336
	Sunfly Intelligent Technology Co. Ltd., Class A	14,200	18,875
	Sungrow Power Supply Co. Ltd., Class A	7,200	68,108
*	Suning Universal Co. Ltd., Class A	121,700	64,367
*	Suning.com Co. Ltd., Class A	161,900	79,085
	Sunny Optical Technology Group Co. Ltd.	174,500	2,543,143
	Sunresin New Materials Co. Ltd., Class A	4,147	41,895
*Ω	Sunshine 100 China Holdings Ltd.	120,000	5,658
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	32,917
*	Sunwave Communications Co. Ltd., Class A	15,500	8,560
	Sunwoda Electronic Co. Ltd., Class A	22,500	74,426
	Suofeiya Home Collection Co. Ltd., Class A	11,100	34,195
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	44,570
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	112,501
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	67,669
	Suzhou Maxwell Technologies Co. Ltd., Class A	460	23,153
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,200	7,716
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	10,600	97,099
	Suzhou TFC Optical Communication Co. Ltd., Class A	7,740	25,522
#	SY Holdings Group Ltd.	120,000	97,326
	Symphony Holdings Ltd.	690,000	86,932
	Taiji Computer Corp. Ltd., Class A	13,579	35,218
*	Talkweb Information System Co. Ltd., Class A	25,100	19,947
	Tangrenshen Group Co. Ltd., Class A	38,700	43,875
	TangShan Port Group Co. Ltd., Class A	193,130	80,202
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	91,700	90,306
*	Taung Gold International Ltd.	4,350,000	14,441
	TCL Electronics Holdings Ltd.	582,666	263,562
	TCL Technology Group Corp., Class A	340,600	214,096
	Tech-Bank Food Co. Ltd., Class A	49,700	49,493
††	Tech-Pro, Inc.	1,644,000	2,682
	Telling Telecommunication Holding Co. Ltd., Class A	19,800	26,458
	Ten Pao Group Holdings Ltd.	172,000	33,588
	Tencent Holdings Ltd.	1,212,700	57,148,348
*	Tencent Music Entertainment Group, ADR	195,181	829,519
	Tenfu Cayman Holdings Co. Ltd.	66,000	41,985
	Three Squirrels, Inc., Class A	10,100	33,712
	Thunder Software Technology Co. Ltd., Class A	3,200	44,890
	Tian An China Investment Co. Ltd.	209,000	99,112
*Ω	Tian Ge Interactive Holdings Ltd.	204,000	20,321

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tian Lun Gas Holdings Ltd.	105,500	$61,909
*	Tian Shan Development Holding Ltd.	114,000	28,620
	Tiande Chemical Holdings Ltd.	60,000	14,078
	Tiangong International Co. Ltd.	560,000	184,663
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,300	47,039
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	50,983
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	74,700	65,304
	Tianjin Development Holdings Ltd.	186,000	40,451
	Tianjin Guangyu Development Co. Ltd., Class A	21,800	36,512
	Tianjin Port Development Holdings Ltd.	922,000	75,010
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	3,600	8,276
	Tianjin Teda Co. Ltd., Class A	44,400	23,987
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	27,000	157,913
	Tianli Education International Holdings Ltd.	489,000	48,283
	Tianma Microelectronics Co. Ltd., Class A	32,700	45,086
#	Tianneng Power International Ltd.	396,000	329,921
	Tianshui Huatian Technology Co. Ltd., Class A	72,500	93,090
*	Tianyun International Holdings Ltd.	188,000	36,656
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	17,758
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	7,300	38,664
	Tibet Summit Resources Co. Ltd., Class A	27,500	80,334
	Tibet Tianlu Co. Ltd., Class A	26,700	22,328
	Times China Holdings Ltd.	362,000	128,353
	Tingyi Cayman Islands Holding Corp.	612,000	1,116,998
	Titan Wind Energy Suzhou Co. Ltd., Class A	49,300	74,157
	TK Group Holdings Ltd.	102,000	29,159
	Tofflon Science & Technology Group Co. Ltd., Class A	12,900	67,951
	Toly Bread Co. Ltd., Class A	33,434	69,106
	Tomson Group Ltd.	236,385	58,968
	Tong Ren Tang Technologies Co. Ltd., Class H	352,000	267,895
*	Tongcheng Travel Holdings Ltd.	350,000	617,180
#*	Tongda Group Holdings Ltd.	3,634,999	61,332
*	Tongdao Liepin Group	46,800	86,702
*	Tongding Interconnection Information Co. Ltd., Class A	53,200	30,626
	TongFu Microelectronics Co. Ltd., Class A	40,700	80,809
*	Tongguan Gold Group Ltd.	230,000	22,473
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,600	85,090
	Tongkun Group Co. Ltd., Class A	40,500	92,721
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	40,543
	Tongling Nonferrous Metals Group Co. Ltd., Class A	217,505	113,688
	Tongwei Co. Ltd., Class A	51,300	316,118
	Tongyu Communication, Inc., Class A	9,300	15,360
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	43,334
	Top Spring International Holdings Ltd.	95,000	11,632
*	Topchoice Medical Corp., Class A	4,200	81,196
	Topsec Technologies Group, Inc., Class A	29,500	40,999
Ω	Topsports International Holdings Ltd.	686,000	524,687
	Towngas Smart Energy Co. Ltd.	339,359	167,588
	Transfar Zhilian Co. Ltd., Class A	72,900	69,308
	TravelSky Technology Ltd., Class H	352,500	532,337
*	Trigiant Group Ltd.	420,000	24,953
*	Trip.com Group Ltd., ADR	98,998	2,341,303
*	Trip.com Group Ltd.	22,350	527,765
	TRS Information Technology Corp. Ltd., Class A	16,600	26,192
	Truly International Holdings Ltd.	997,140	271,586
Ω	Tsaker Chemical Group Ltd.	61,500	11,122
*	Tuniu Corp., Sponsored ADR	18,924	12,868
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	42,200	19,760
	UE Furniture Co. Ltd., Class A	7,900	9,198

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,100	$113,279
	Unilumin Group Co. Ltd., Class A	33,600	28,254
	Uni-President China Holdings Ltd.	783,966	686,990
	Unisplendour Corp. Ltd., Class A	41,740	107,048
	United Energy Group Ltd.	4,024,000	473,232
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	21,400	38,960
††	Untrade.CTEG	882,000	7,171
	Valiant Co. Ltd., Class A	24,900	66,946
	Vatti Corp. Ltd., Class A	25,800	19,630
#*Ω	Venus MedTech Hangzhou, Inc., Class H	2,000	3,672
	Victory Giant Technology Huizhou Co. Ltd., Class A	20,200	51,105
#	Vinda International Holdings Ltd.	205,000	494,295
#*	Viomi Technology Co. Ltd., ADR	17,433	27,370
*	Vipshop Holdings Ltd., ADR	291,318	2,231,496
	Visual China Group Co. Ltd., Class A	9,900	17,774
	Walvax Biotechnology Co. Ltd., Class A	3,100	24,902
*	Wanda Film Holding Co. Ltd., Class A	16,250	27,976
	Wangfujing Group Co. Ltd., Class A	19,100	65,547
	Wangneng Environment Co. Ltd., Class A	18,508	52,308
	Wangsu Science & Technology Co. Ltd., Class A	85,900	62,004
	Wanguo International Mining Group Ltd.	78,000	18,394
	Wanhua Chemical Group Co. Ltd., Class A	63,980	750,769
	Want Want China Holdings Ltd.	1,628,000	1,469,540
	Wanxiang Qianchao Co. Ltd., Class A	99,520	77,488
	Wasion Holdings Ltd.	236,000	77,187
	Wasu Media Holding Co. Ltd., Class A	50,700	57,068
#*	Weibo Corp., Sponsored ADR	26,054	602,890
	Weichai Power Co. Ltd., Class H	623,120	870,440
	Weifu High-Technology Group Co. Ltd., Class A	24,400	74,668
	Weihai Guangwei Composites Co. Ltd., Class A	10,400	78,181
	Weiqiao Textile Co., Class H	205,500	57,215
	Wellhope Foods Co. Ltd., Class A	33,300	40,009
*	Wens Foodstuffs Group Co. Ltd., Class A	22,300	62,962
	Western Securities Co. Ltd., Class A	77,804	73,062
	Western Superconducting Technologies Co. Ltd., Class A	5,994	73,707
	Westone Information Industry, Inc., Class A	3,500	16,702
	Wharf Holdings Ltd.	398,000	1,166,100
	Will Semiconductor Co. Ltd., Class A	8,400	189,426
	Wingtech Technology Co. Ltd., Class A	5,200	51,168
	Winning Health Technology Group Co. Ltd., Class A	30,600	36,634
*	Wison Engineering Services Co. Ltd.	106,000	4,099
	Wolong Electric Group Co. Ltd., Class A	38,600	63,266
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	18,500	10,441
	Wuhan Department Store Group Co. Ltd., Class A	20,700	32,121
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,000	30,138
	Wuhan Guide Infrared Co. Ltd., Class A	25,340	58,826
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	16,054
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	11,100	48,598
	Wuhu Token Science Co. Ltd., Class A	39,578	36,352
	Wuling Motors Holdings Ltd.	280,000	36,881
	WUS Printed Circuit Kunshan Co. Ltd., Class A	45,430	88,752
Ω	WuXi AppTec Co. Ltd., Class H	30,460	414,310
	Wuxi Boton Technology Co. Ltd., Class A	7,800	16,529
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,780	18,365
	Wuxi NCE Power Co. Ltd., Class A	4,760	64,712
	Wuxi Taiji Industry Co. Ltd., Class A	71,500	71,571
	XCMG Construction Machinery Co. Ltd., Class A	131,500	98,472
	XGD, Inc., Class A	31,476	58,515
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	268,500	118,079

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen C & D, Inc., Class A	32,600	$71,241
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	18,900	23,575
	Xiamen Faratronic Co. Ltd., Class A	3,100	68,194
	Xiamen International Airport Co. Ltd., Class A	5,782	12,752
	Xiamen International Port Co. Ltd., Class H	426,000	46,801
	Xiamen Intretech, Inc., Class A	25,350	78,528
	Xiamen ITG Group Corp. Ltd., Class A	66,100	74,525
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	29,563
	Xiamen Kingdomway Group Co., Class A	21,000	66,905
	Xiamen Tungsten Co. Ltd., Class A	29,500	69,890
	Xiamen Xiangyu Co. Ltd., Class A	73,000	96,480
	Xi’an Triangle Defense Co. Ltd., Class A	6,900	40,366
	Xiandai Investment Co. Ltd., Class A	36,400	22,407
	Xianhe Co. Ltd., Class A	19,100	57,061
*Ω	Xiaomi Corp., Class B	3,992,400	6,077,783
	Xilinmen Furniture Co. Ltd., Class A	9,300	33,092
*	Xinchen China Power Holdings Ltd.	285,000	14,782
	Xinfengming Group Co. Ltd., Class A	73,200	104,614
	Xingda International Holdings Ltd.	483,454	86,682
	Xingfa Aluminium Holdings Ltd.	49,000	64,654
	Xinhu Zhongbao Co. Ltd., Class A	162,000	67,708
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	230,000	163,602
	Xinhuanet Co. Ltd., Class A	11,400	25,824
	Xinjiang Communications Construction Group Co. Ltd., Class A	11,300	30,900
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	214,058	304,250
	Xinjiang Tianshan Cement Co. Ltd., Class A	20,500	37,709
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	12,100	38,287
	Xinte Energy Co. Ltd., Class H	219,200	476,145
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	130,100	94,565
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	44,100	103,478
	Xinyi Energy Holdings Ltd.	598,000	319,875
	Xinyi Solar Holdings Ltd.	1,496,283	2,224,112
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	117,389
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	10,200	20,570
	Xtep International Holdings Ltd.	545,774	794,001
	Xuji Electric Co. Ltd., Class A	28,600	67,317
*	Xunlei Ltd., ADR	30,350	42,186
Ω	Yadea Group Holdings Ltd.	472,000	711,443
*	YaGuang Technology Group Co. Ltd., Class A	35,500	28,019
*	Yanchang Petroleum International Ltd.	3,460,000	22,877
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	62,000	80,399
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,400	96,949
	Yankershop Food Co. Ltd., Class A	4,200	44,269
	Yantai China Pet Foods Co. Ltd., Class A	8,500	25,900
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	16,200	26,133
	Yantai Eddie Precision Machinery Co. Ltd., Class A	18,520	53,585
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	14,400	67,253
	YanTai Shuangta Food Co. Ltd., Class A	31,800	34,560
	Yantai Tayho Advanced Materials Co. Ltd., Class A	21,200	41,975
	Yantai Zhenghai Bio-tech Co. Ltd.	3,200	26,480
*	Yashili International Holdings Ltd.	397,000	42,684
	Yealink Network Technology Corp. Ltd., Class A	12,500	146,649
	YGSOFT, Inc., Class A	35,720	30,932
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	153,400	98,052
*	Yida China Holdings Ltd.	36,000	1,899
	Yifeng Pharmacy Chain Co. Ltd., Class A	14,590	81,062
	Yihai International Holding Ltd.	186,000	523,604
	Yijiahe Technology Co. Ltd., Class A	3,360	21,029
#	Yincheng International Holding Co. Ltd.	58,000	19,931

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yintai Gold Co. Ltd., Class A	58,880	$83,022
	Yipinhong Pharmaceutical Co. Ltd., Class A	8,280	34,817
	Yip’s Chemical Holdings Ltd.	88,000	45,219
*	Yiren Digital Ltd., Sponsored ADR	34,424	70,569
*Ω	Yixin Group Ltd.	573,000	57,801
	Yixintang Pharmaceutical Group Co. Ltd., Class A	15,900	48,639
	Yonghui Superstores Co. Ltd., Class A	70,200	46,963
	YongXing Special Materials Technology Co. Ltd., Class A	2,900	44,972
	Yonyou Network Technology Co. Ltd., Class A	9,500	27,318
	Yotrio Group Co. Ltd., Class A	68,400	34,100
	Youngor Group Co. Ltd., Class A	82,400	85,076
*	Youzu Interactive Co. Ltd., Class A	28,800	39,619
	YTO Express Group Co. Ltd., Class A	17,300	46,826
*	Yuan Heng Gas Holdings Ltd.	784,000	44,853
	Yuexiu Property Co. Ltd.	797,058	829,350
	Yuexiu Transport Infrastructure Ltd.	348,752	222,556
	Yum China Holdings, Inc.	98,503	4,113,053
	Yunda Holding Co. Ltd., Class A	48,392	112,270
*	Yunnan Aluminium Co. Ltd., Class A	66,900	104,613
	Yunnan Baiyao Group Co. Ltd., Class A	4,142	47,728
	Yunnan Copper Co. Ltd., Class A	64,400	100,977
	Yunnan Energy New Material Co. Ltd., Class A	4,852	147,780
*	Yunnan Tin Co. Ltd., Class A	39,300	105,851
	Yunnan Water Investment Co. Ltd., Class H.	77,000	4,677
	Yusys Technologies Co. Ltd., Class A	11,900	26,854
	Yutong Bus Co. Ltd., Class A	39,400	45,027
	Yuzhou Group Holdings Co. Ltd.	1,150,648	81,384
#	Zai Lab Ltd.	40,500	165,034
	ZBOM Home Collection Co. Ltd., Class A	10,530	32,493
#	Zepp Health Corp., ADR	16,694	40,399
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	165,893
#	Zhaojin Mining Industry Co. Ltd., Class H	478,500	454,849
	Zhefu Holding Group Co. Ltd., Class A	117,700	79,497
*	Zhejiang Century Huatong Group Co. Ltd., Class A	96,800	69,485
	Zhejiang China Commodities City Group Co. Ltd., Class A	80,900	62,230
	Zhejiang Chint Electrics Co. Ltd., Class A	41,200	201,786
	Zhejiang Communications Technology Co. Ltd.	48,900	50,292
	Zhejiang Crystal-Optech Co. Ltd., Class A	49,600	70,301
	Zhejiang Dahua Technology Co. Ltd., Class A	48,700	122,358
	Zhejiang Dingli Machinery Co. Ltd., Class A	15,740	88,260
	Zhejiang Expressway Co. Ltd., Class H	522,000	430,339
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	15,700	29,720
	Zhejiang Hailiang Co. Ltd., Class A	59,900	81,835
	Zhejiang HangKe Technology, Inc. Co., Class A	5,436	35,703
	Zhejiang Hangmin Co. Ltd., Class A	25,400	19,562
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	48,151
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	39,357
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	37,810	86,733
	Zhejiang Huayou Cobalt Co. Ltd., Class A	6,500	80,280
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,100	74,120
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	19,596
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,000	36,031
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	37,483
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,400	108,986
*	Zhejiang Jingu Co. Ltd., Class A	31,000	24,024
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	24,720	32,357
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	120,900	60,949
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	31,600	72,228
	Zhejiang Juhua Co. Ltd., Class A	39,000	66,647

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Longsheng Group Co. Ltd., Class A	62,600	$95,296
	Zhejiang Medicine Co. Ltd., Class A	30,500	58,092
	Zhejiang Meida Industrial Co. Ltd., Class A	25,100	53,392
	Zhejiang Narada Power Source Co. Ltd., Class A	28,900	46,889
	Zhejiang NHU Co. Ltd., Class A	45,980	185,981
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	73,840	40,810
	Zhejiang Runtu Co. Ltd., Class A	45,300	53,260
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	23,840	60,001
	Zhejiang Semir Garment Co. Ltd., Class A	96,600	94,996
*	Zhejiang Shibao Co. Ltd., Class H	78,000	13,615
	Zhejiang Southeast Space Frame Co. Ltd., Class A	18,100	23,676
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	5,200	35,125
	Zhejiang Supor Co. Ltd., Class A	12,600	104,830
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	36,099
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	42,259
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	39,612
	Zhejiang Wanma Co. Ltd., Class A	37,600	36,978
	Zhejiang Wansheng Co. Ltd., Class A	17,252	41,922
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	31,190	115,465
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,700	110,970
	Zhejiang Windey Co. Ltd., Class A	18,700	41,129
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	48,300
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	118,429
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	17,401
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	23,710
	Zhejiang Yinlun Machinery Co. Ltd., Class A	25,000	29,155
*	Zhejiang Yongtai Technology Co. Ltd., Class A	11,100	41,863
	Zhende Medical Co. Ltd., Class A	2,800	13,877
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	150,767
	Zheshang Securities Co. Ltd., Class A	45,000	62,288
*	Zhong An Group Ltd.	906,000	34,423
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	172,500	593,114
	Zhongji Innolight Co. Ltd., Class A	10,900	50,401
	Zhongjin Gold Corp. Ltd., Class A	95,500	104,538
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	63,500	47,715
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	36,970
	Zhongsheng Group Holdings Ltd.	151,500	1,001,084
*	Zhongtian Financial Group Co. Ltd., Class A	203,500	65,866
	Zhongyu Energy Holdings Ltd.	283,455	248,972
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	395,000	203,291
	Zhuguang Holdings Group Co. Ltd.	344,000	62,712
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	11,212
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	15,100	17,128
	Zhuzhou CRRC Times Electric Co.	98,650	387,820
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,900	75,620
	Zhuzhou Kibing Group Co. Ltd., Class A	81,900	136,403
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	84,980	90,877
*	ZJBC Information Technology Co. Ltd., Class A	25,100	10,636
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	530,800	310,362
	ZTE Corp., Class H	246,720	518,015
	ZTO Express Cayman, Inc., ADR	66,700	1,834,917

TOTAL CHINA			436,729,387

COLOMBIA — (0.2%)
*	BAC Holding International Corp.	1,916,484	139,161
	Banco de Bogota SA	13,416	171,073
	Bancolombia SA, Sponsored ADR	9,551	370,292
	Bancolombia SA	25,379	248,917
	Bolsa de Valores de Colombia	3,425	8,260

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Celsia SA ESP	146,373	$157,911
	Cementos Argos SA	153,255	232,515
*	CEMEX Latam Holdings SA	49,384	34,312
*	Corp. Financiera Colombiana SA	36,592	268,104
	Ecopetrol SA	570,995	462,509
	Grupo Aval Acciones y Valores SA, ADR	9,190	38,414
	Grupo Energia Bogota SA ESP	167,811	106,843
	Interconexion Electrica SA ESP	42,070	231,289
	Mineros SA	75,622	61,999
	Promigas SA ESP	7,608	13,388

TOTAL COLOMBIA			2,544,987

CZECH REPUBLIC — (0.1%)
	Komercni Banka AS.	12,854	422,124
Ω	Moneta Money Bank AS	144,263	540,143

TOTAL CZECH REPUBLIC			962,267

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	222,723	500,676
*	Egyptian Financial Group-Hermes Holding Co.,GDR	10,220	20,446

TOTAL EGYPT.			521,122

GREECE — (0.3%)
*	Aegean Airlines SA	13,422	75,012
*	Alpha Services & Holdings SA	332,355	374,113
	Athens Water Supply & Sewage Co. SA	14,835	110,671
	Autohellas Tourist & Trading SA	12,922	126,551
	Bank of Greece	7,126	134,131
*	Ellaktor SA	42,631	61,120
	ElvalHalcor SA	14,778	25,948
	Entersoft SA Software Development & Related Services Co.	1,976	10,875
*	Eurobank Ergasias Services & Holdings SA, Class A	251,075	259,497
*††	FF Group	11,777	11,182
*	Fourlis Holdings SA	22,299	86,937
*	GEK Terna Holding Real Estate Construction SA	21,964	225,349
	Hellenic Exchanges - Athens Stock Exchange SA	15,826	62,120
	Hellenic Petroleum Holdings SA	17,406	131,532
	Hellenic Telecommunications Organization SA	42,145	810,788
	Holding Co. ADMIE IPTO SA	35,459	85,045
*	Intracom Holdings SA	17,381	31,244
*	Intracom SA Technical & Steel Constructions	4,985	11,992
	JUMBO SA	27,834	451,130
	Kri-Kri Milk Industry SA	1,705	12,458
*	LAMDA Development SA	27,190	185,054
	Motor Oil Hellas Corinth Refineries SA	26,401	417,668
	Mytilineos SA	17,096	316,581
*	National Bank of Greece SA	115,571	458,408
*	Piraeus Financial Holdings SA	89,345	128,984
	Piraeus Port Authority SA	3,226	58,745
	Quest Holdings SA	10,452	64,023
	Sarantis SA	12,002	91,748
	Terna Energy SA	15,514	289,954

TOTAL GREECE			5,108,860

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	784,000	$0
††	CECEP COSTIN New Materials Group Ltd.	186,000	2,667
*	China Huirong Financial Holdings Ltd.	84,000	11,165
*	CSMall Group Ltd.	99,000	7,745
	Henan Jinma Energy Co. Ltd., Class H	67,000	32,672
*††	Karce Co. Ltd.	134,000	0
*††	Magnum Uranium Corp.	112,000	0
*	SIM Technology Group Ltd.	348,000	12,528
	Texhong Textile Group Ltd.	25,500	30,666
*††	Untrade Youyuan Holdings	136,920	0
*††	Untrade. C Fiber Optic	396,000	0

TOTAL HONG KONG			97,443

HUNGARY — (0.2%)
#	4iG Nyrt	18,019	40,692
	Magyar Telekom Telecommunications PLC	156,372	169,236
	MASTERPLAST Nyrt	1,200	13,723
	MOL Hungarian Oil & Gas PLC	182,115	1,544,174
*	Opus Global Nyrt	86,665	48,337
*	OTP Bank Nyrt	30,372	905,979

TOTAL HUNGARY			2,722,141

INDIA — (13.3%)
	63 Moons Technologies Ltd.	12,877	36,890
	Aarti Industries Ltd.	57,016	655,795
	ABB India Ltd.	3,313	90,783
	Abbott India Ltd.	1,520	338,695
	Action Construction Equipment Ltd.	17,387	54,348
*	Adani Green Energy Ltd.	20,545	767,546
	Adani Ports & Special Economic Zone Ltd.	112,204	1,247,090
	Adani Total Gas Ltd.	30,687	985,194
*	Adani Transmission Ltd.	69,059	2,487,899
	ADF Foods Ltd.	4,598	44,985
*	Aditya Birla Capital Ltd.	300,821	469,596
	Advanced Enzyme Technologies Ltd.	17,436	68,516
	Aegis Logistics Ltd.	65,423	187,979
	Agro Tech Foods Ltd.	3,238	38,441
*	Ahluwalia Contracts India Ltd.	12,314	84,161
	AIA Engineering Ltd.	16,418	413,125
	Ajanta Pharma Ltd.	13,667	307,425
	Akzo Nobel India Ltd.	4,369	107,275
	Alembic Ltd.	38,303	38,552
	Alembic Pharmaceuticals Ltd.	31,894	323,994
	Alkyl Amines Chemicals	4,697	193,681
	Allcargo Logistics Ltd.	41,140	188,941
*	Alok Industries Ltd.	422,420	140,345
	Amara Raja Batteries Ltd.	41,175	299,807
	Amrutanjan Health Care Ltd.	6,756	79,188
*††	Amtek Auto Ltd.	52,973	357
	Anant Raj Ltd.	43,134	35,167
	Andhra Sugars Ltd.	35,170	73,812
	Apar Industries Ltd.	9,235	80,801
	Apcotex Industries Ltd.	8,905	68,355
*	APL Apollo Tubes Ltd.	44,310	589,964
	Apollo Tyres Ltd.	220,631	584,677
*	Arvind Fashions Ltd.	16,580	61,557
*	Arvind Ltd.	87,072	139,196
*	Arvind SmartSpaces Ltd.	516	1,315
	Asahi India Glass Ltd.	25,092	150,737
	Ashiana Housing Ltd.	14,599	28,650

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ashok Leyland Ltd.	183,789	$301,928
*	Ashoka Buildcon Ltd.	87,239	97,759
	Asian Granito India Ltd.	21,297	20,133
	Asian Paints Ltd.	63,631	2,683,926
	Astec Lifesciences Ltd.	2,277	53,415
	Astral Ltd.	20,253	566,634
	AstraZeneca Pharma India Ltd.	1,334	48,050
	Atul Ltd.	6,638	768,159
*Ω	AU Small Finance Bank Ltd.	26,050	468,796
	Automotive Axles Ltd.	1,880	39,211
	Avanti Feeds Ltd.	25,345	143,470
*Ω	Avenue Supermarts Ltd.	9,012	460,178
*	Axis Bank Ltd.	481,567	4,548,233
	Bajaj Auto Ltd.	15,974	776,429
	Bajaj Consumer Care Ltd.	33,236	72,598
*	Bajaj Electricals Ltd.	765	10,914
	Bajaj Finance Ltd.	17,628	1,518,030
	Bajaj Finserv Ltd.	3,552	684,058
*	Bajaj Hindusthan Sugar Ltd.	299,363	66,577
	Bajaj Holdings & Investment Ltd.	11,696	790,966
	Balaji Amines Ltd.	4,328	181,602
	Balkrishna Industries Ltd.	27,355	758,693
	Balmer Lawrie & Co. Ltd.	37,385	57,878
	Balrampur Chini Mills Ltd.	70,130	405,002
	Banco Products India Ltd.	8,796	16,167
Ω	Bandhan Bank Ltd.	160,677	694,877
*	Bank of Baroda	366,902	534,959
*	Bank of India	226,125	140,825
*	Bank of Maharashtra	237,781	55,067
	Bannari Amman Sugars Ltd.	1,792	62,611
	BASF India Ltd.	4,643	162,700
	BEML Ltd.	8,125	174,666
	Berger Paints India Ltd.	43,471	407,789
*	BF Utilities Ltd.	5,676	28,142
	Bhansali Engineering Polymers Ltd.	23,290	37,987
	Bharat Bijlee Ltd.	1,143	25,359
	Bharat Forge Ltd.	68,252	622,187
	Bharat Petroleum Corp. Ltd.	148,356	698,448
	Bharat Rasayan Ltd.	436	79,715
*	Bharti Airtel Ltd.	506,063	4,860,134
*	Biocon Ltd.	91,350	440,484
	Birlasoft Ltd.	66,769	355,859
*	Black Box Ltd.	1,826	18,692
	BLS International Services Ltd.	7,967	37,389
	Blue Dart Express Ltd.	1,912	169,309
	Blue Star Ltd.	14,014	208,455
	Bodal Chemicals Ltd.	23,950	34,119
	Bombay Burmah Trading Co.	9,753	128,010
*	Bombay Dyeing & Manufacturing Co. Ltd.	32,915	52,952
	Borosil Ltd.	3,013	13,277
*	Borosil Renewables Ltd.	17,321	157,675
	Bosch Ltd.	1,248	235,533
	Brigade Enterprises Ltd.	38,562	226,883
	Britannia Industries Ltd.	20,607	881,808
	BSE Ltd.	35,898	421,008
*	Camlin Fine Sciences Ltd.	32,194	51,233
	Can Fin Homes Ltd.	30,973	237,586
*	Canara Bank	131,297	389,706
*	Capacit’e Infraprojects Ltd.	12,709	22,513

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Carborundum Universal Ltd.	39,167	$397,040
	Care Ratings Ltd.	5,760	34,546
	Castrol India Ltd.	131,245	184,876
	CCL Products India Ltd.	41,644	221,568
	Ceat Ltd.	14,846	218,560
*	Central Bank of India Ltd.	285,564	69,050
	Central Depository Services India Ltd.	18,109	323,733
	Century Enka Ltd.	6,826	52,311
	Century Plyboards India Ltd.	25,804	213,301
	Century Textiles & Industries Ltd.	22,804	246,380
	Cera Sanitaryware Ltd.	1,761	95,663
*	CG Power & Industrial Solutions Ltd.	209,568	538,343
	Chambal Fertilisers & Chemicals Ltd.	114,070	675,340
*	Chennai Petroleum Corp. Ltd.	24,250	87,809
††	Chennai Super Kings Cricket Ltd.	130,176	718
	Cholamandalam Financial Holdings Ltd.	46,660	394,686
	Cholamandalam Investment & Finance Co. Ltd.	131,049	1,265,600
	Cigniti Technologies Ltd.	6,994	39,839
	City Union Bank Ltd.	186,470	332,412
	Clariant Chemicals India Ltd.	7,185	45,718
	Coforge Ltd.	8,999	489,910
	Colgate-Palmolive India Ltd.	24,888	538,543
	Computer Age Management Services Ltd.	3,564	113,825
	Container Corp. of India Ltd.	59,480	501,504
	Coromandel International Ltd.	63,673	741,235
	Cosmo Films Ltd.	5,643	138,820
*	CreditAccess Grameen Ltd.	8,825	119,069
	CRISIL Ltd.	7,019	340,084
	Crompton Greaves Consumer Electricals Ltd.	192,820	963,633
*	CSB Bank Ltd.	20,522	57,138
	Cummins India Ltd.	30,903	414,212
	Cyient Ltd.	25,906	297,856
*	D B Realty Ltd.	29,532	34,210
	Dabur India Ltd.	95,166	689,624
	Dalmia Bharat Sugar & Industries Ltd.	7,163	43,969
	DB Corp. Ltd.	34,520	40,582
*	DCB Bank Ltd.	133,307	138,069
	DCM Shriram Ltd.	13,329	204,227
*	DCW Ltd.	67,494	41,266
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	291,134
	Deepak Nitrite Ltd.	20,542	617,329
*	DEN Networks Ltd.	74,409	39,540
	Dhampur Sugar Mills Ltd.	26,038	176,267
*	Dhani Services Ltd.	83,701	59,327
	Dhanuka Agritech Ltd.	6,349	59,081
Ω	Dilip Buildcon Ltd.	18,685	64,020
*	Dish TV India Ltd.	518,267	110,353
*	Dishman Carbogen Amcis Ltd.	29,525	62,812
	Divi’s Laboratories Ltd.	20,238	1,180,129
	Dixon Technologies India Ltd.	13,472	762,443
	DLF Ltd.	89,747	430,257
	Dollar Industries Ltd.	4,718	35,385
Ω	Dr Lal PathLabs Ltd.	13,224	447,415
*	DRC Systems India Ltd.	1,930	1,084
*	Dredging Corp. of India Ltd.	12,232	55,047
	Dwarikesh Sugar Industries Ltd.	48,045	78,765
*	Dynamatic Technologies Ltd.	1,254	37,646
	eClerx Services Ltd.	7,817	245,579
	Edelweiss Financial Services Ltd.	176,449	137,369

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Eicher Motors Ltd.	26,731	$912,446
	EID Parry India Ltd.	48,416	337,346
*	EIH Associated Hotels	2,013	12,216
*	EIH Ltd.	62,367	129,291
	Electrosteel Castings Ltd.	201,180	99,856
	Elgi Equipments Ltd.	54,064	242,896
	Emami Ltd.	82,626	527,255
Ω	Endurance Technologies Ltd.	12,236	194,986
	Engineers India Ltd.	168,805	141,040
	EPL Ltd.	36,772	80,618
*Ω	Equitas Small Finance Bank Ltd.	60,830	43,077
Ω	Eris Lifesciences Ltd.	12,103	108,098
	ESAB India Ltd.	1,718	73,248
	Escorts Ltd.	15,804	335,523
*	Eveready Industries India Ltd.	23,653	98,576
	Everest Industries Ltd.	4,404	33,419
	Everest Kanto Cylinder Ltd.	17,733	44,953
	Excel Industries Ltd.	2,718	50,700
	Exide Industries Ltd.	217,381	431,619
*	FDC Ltd.	22,952	79,980
	Federal Bank Ltd.	869,997	1,082,705
	FIEM Industries Ltd.	2,677	33,505
	Filatex India Ltd.	47,014	71,811
	Fine Organic Industries Ltd.	1,980	115,699
	Finolex Cables Ltd.	33,325	173,347
	Finolex Industries Ltd.	129,927	262,750
	Firstsource Solutions Ltd.	127,418	205,540
	Force Motors Ltd.	1,782	27,580
*	Future Consumer Ltd.	582,124	17,057
	Gabriel India Ltd.	37,453	57,671
	GAIL India Ltd.	583,376	1,206,407
	Galaxy Surfactants Ltd.	4,294	162,166
	Ganesh Housing Corp. Ltd.	2,610	10,344
	Garware Technical Fibres Ltd.	4,509	179,230
*	Gateway Distriparks Ltd.	129,936	126,889
*	Gati Ltd.	31,580	70,157
	GE Power India Ltd.	2,341	5,354
*Ω	General Insurance Corp. of India	39,185	67,754
	Genus Power Infrastructures Ltd.	53,841	72,346
	Geojit Financial Services Ltd.	20,968	17,975
	GHCL Ltd.	42,463	342,237
	GIC Housing Finance Ltd.	30,931	57,453
	Gillette India Ltd.	2,641	182,839
	GlaxoSmithKline Pharmaceuticals Ltd.	12,822	262,194
	Godawari Power & Ispat Ltd.	18,661	100,996
Ω	Godrej Agrovet Ltd.	12,889	91,827
*	Godrej Consumer Products Ltd.	72,734	738,249
*	Godrej Industries Ltd.	25,204	161,690
*	Godrej Properties Ltd.	15,405	312,636
	Goodyear India Ltd.	3,147	37,245
	Granules India Ltd.	77,118	281,867
	Graphite India Ltd.	29,753	202,436
	Grasim Industries Ltd.	63,524	1,390,299
	Grauer & Weil India Ltd.	50,798	47,541
	Gravita India Ltd.	6,556	26,704
	Great Eastern Shipping Co. Ltd. (The)	51,728	262,185
	Greaves Cotton Ltd.	24,260	51,886
	Greenlam Industries Ltd.	13,155	60,666
	Greenpanel Industries Ltd.	24,209	189,915

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Greenply Industries Ltd.	26,592	$72,406
	Grindwell Norton Ltd.	12,820	285,049
	Gujarat Alkalies & Chemicals Ltd.	17,469	226,440
	Gujarat Ambuja Exports Ltd.	40,788	175,515
	Gujarat Fluorochemicals Ltd.	9,821	357,708
	Gujarat Gas Ltd.	40,156	251,905
	Gujarat Industries Power Co. Ltd.	10,170	12,340
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	53,143	573,674
	Gujarat Pipavav Port Ltd.	144,453	164,304
	Gujarat State Fertilizers & Chemicals Ltd.	91,799	204,316
	Gujarat State Petronet Ltd.	160,268	544,931
	Gulf Oil Lubricants India Ltd.	6,831	37,896
*	Hathway Cable & Datacom Ltd.	165,948	43,358
	Hatsun Agro Product Ltd.	22,189	304,760
	Havells India Ltd.	34,877	592,836
	HBL Power Systems Ltd.	57,091	64,400
	HCL Technologies Ltd.	178,697	2,518,114
Ω	HDFC Asset Management Co. Ltd.	13,437	354,965
	HDFC Bank Ltd.	359,570	6,434,204
Ω	HDFC Life Insurance Co. Ltd.	35,349	267,662
*	HealthCare Global Enterprises Ltd.	15,362	56,731
	HEG Ltd.	4,241	67,382
	Heritage Foods Ltd.	7,566	30,869
	Hero MotoCorp Ltd.	35,881	1,162,017
	Hester Biosciences Ltd.	1,956	66,264
	HFCL Ltd.	311,999	297,826
	HG Infra Engineering Ltd.	11,008	88,465
	Hikal Ltd.	25,013	129,432
	HIL Ltd.	2,008	99,667
	Himadri Speciality Chemical Ltd.	111,974	101,098
	Himatsingka Seide Ltd.	25,036	48,127
	Hinduja Global Solutions Ltd.	8,172	108,322
*	Hindustan Construction Co. Ltd.	299,215	61,343
	Hindustan Copper Ltd.	81,273	118,358
*	Hindustan Oil Exploration Co. Ltd.	24,931	65,311
	Hindustan Unilever Ltd.	113,202	3,303,872
	Hitachi Energy India Ltd.	1,047	43,014
	Hle Glascoat Ltd.	873	52,827
	Honda India Power Products Ltd.	1,167	21,935
	Honeywell Automation India Ltd.	521	271,195
	Housing Development Finance Corp. Ltd.	135,853	3,914,876
	HSIL Ltd.	11,808	48,561
	Huhtamaki India Ltd.	11,366	29,133
	I G Petrochemicals Ltd.	7,654	74,177
#	ICICI Bank Ltd., Sponsored ADR	184,237	3,507,882
	ICICI Bank Ltd.	331,769	3,188,248
Ω	ICICI Lombard General Insurance Co. Ltd.	47,177	786,962
Ω	ICICI Prudential Life Insurance Co. Ltd.	28,052	191,292
Ω	ICICI Securities Ltd.	21,985	160,384
	ICRA Ltd.	1,137	60,534
*	IDFC First Bank Ltd.	1,567,657	799,835
	IDFC Ltd.	577,475	425,292
*	IFB Industries Ltd.	3,742	46,740
	IIFL Finance Ltd.	74,296	339,167
	IIFL Securities Ltd.	90,784	105,465
	IIFL Wealth Management Ltd.	14,862	328,144
	Indiabulls Housing Finance Ltd.	117,853	233,939
*	Indiabulls Real Estate Ltd.	92,508	106,851
Ω	IndiaMart InterMesh Ltd.	3,231	206,883

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indian Bank	103,193	$218,106
Ω	Indian Energy Exchange Ltd.	172,527	477,752
	Indian Hotels Co. Ltd.	114,774	379,526
	Indian Hume Pipe Co. Ltd. (The)	8,416	19,748
	Indian Oil Corp. Ltd.	338,447	553,666
*	Indian Overseas Bank	405,204	95,259
	Indian Railway Catering & Tourism Corp. Ltd.	18,742	180,647
	Indo Count Industries Ltd.	32,201	65,315
	Indoco Remedies Ltd.	15,510	77,536
*Ω	IndoStar Capital Finance Ltd.	5,858	17,858
	Indraprastha Gas Ltd.	67,379	309,502
*	Indus Towers Ltd.	293,271	800,153
	IndusInd Bank Ltd.	57,050	720,851
	INEOS Styrolution India Ltd.	1,619	17,714
	Infibeam Avenues Ltd.	318,648	74,879
	Info Edge India Ltd.	11,963	722,553
	Infosys Ltd., Sponsored ADR	50,739	1,008,184
	Infosys Ltd.	554,407	11,239,492
	Ingersoll Rand India Ltd.	3,630	79,954
*	Inox Leisure Ltd.	14,885	96,491
*	Inox Wind Ltd.	30,635	42,871
*	Insecticides India Ltd.	2,812	26,283
*	Intellect Design Arena Ltd.	26,525	273,435
*Ω	InterGlobe Aviation Ltd.	17,437	421,266
	IOL Chemicals & Pharmaceuticals Ltd.	10,059	59,745
*	IRB Infrastructure Developers Ltd.	27,401	84,012
Ω	IRCON International Ltd.	102,555	55,413
	ITD Cementation India Ltd.	35,112	31,147
*	ITI Ltd.	33,903	44,176
	J Kumar Infraprojects Ltd.	16,914	46,850
*	Jagran Prakashan Ltd.	46,910	40,948
*	Jammu & Kashmir Bank Ltd. (The)	135,881	54,178
	Jamna Auto Industries Ltd.	77,319	110,769
	JB Chemicals & Pharmaceuticals Ltd.	16,021	355,204
	JBM Auto Ltd.	7,490	49,619
	Jindal Poly Films Ltd.	12,860	185,411
	Jindal Saw Ltd.	89,774	107,131
*	Jindal Stainless Hisar Ltd.	65,523	302,108
*	Jindal Stainless Ltd.	125,769	301,542
	JK Paper Ltd.	51,275	239,073
	JK Tyre & Industries Ltd.	42,020	69,983
	JM Financial Ltd.	167,932	167,120
	JMC Projects India Ltd.	25,088	27,032
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,856	72,599
	JTEKT India Ltd.	25,454	26,348
	Jubilant Foodworks Ltd.	101,005	711,706
	Jubilant Ingrevia Ltd.	2,788	18,134
	Jubilant Pharmova Ltd.	42,157	257,845
	Jyothy Labs Ltd.	67,578	136,477
	Kajaria Ceramics Ltd.	35,715	478,757
	Kalpataru Power Transmission Ltd.	45,439	212,909
	Kalyani Steels Ltd.	15,943	64,577
	Kansai Nerolac Paints Ltd.	38,014	232,459
	Karnataka Bank Ltd. (The)	178,606	145,974
	Karur Vysya Bank Ltd.	221,304	139,533
	Kaveri Seed Co. Ltd.	14,832	104,029
	KCP Ltd.	41,924	63,045
	KEC International Ltd.	61,698	319,509
	KEI Industries Ltd.	26,810	421,890

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kennametal India Ltd.	2,843	$70,669
*	Kesoram Industries Ltd.	44,423	34,758
*	Kiri Industries Ltd.	13,793	89,163
	Kirloskar Brothers Ltd.	13,274	56,380
	Kirloskar Ferrous Industries Ltd.	22,637	72,670
	Kirloskar Oil Engines Ltd.	25,693	54,021
	Kitex Garments Ltd.	10,427	35,271
	KNR Constructions Ltd.	78,899	277,072
*	Kolte-Patil Developers Ltd.	8,477	29,588
	Kotak Mahindra Bank Ltd.	130,956	3,035,191
	KPIT Technologies Ltd.	80,994	579,677
	KPR Mill Ltd.	51,868	424,876
	KRBL Ltd.	31,293	97,052
	KSB Ltd.	5,969	103,594
*	L&T Finance Holdings Ltd.	302,996	343,936
Ω	L&T Technology Services Ltd.	6,769	357,023
	LA Opala RG Ltd.	13,819	54,596
	Lakshmi Machine Works Ltd.	1,027	124,754
Ω	Larsen & Toubro Infotech Ltd.	8,648	540,115
Ω	Laurus Labs Ltd.	119,385	904,116
*Ω	Lemon Tree Hotels Ltd.	141,451	121,801
	LG Balakrishnan & Bros Ltd.	13,711	117,018
	LIC Housing Finance Ltd.	169,821	833,848
	Linde India Ltd.	5,982	279,637
	LT Foods Ltd.	85,633	97,031
	Lumax Auto Technologies Ltd.	17,711	42,011
	LUX Industries Ltd.	2,738	82,161
	Mahanagar Gas Ltd.	19,385	193,998
	Maharashtra Seamless Ltd.	14,092	108,035
	Mahindra & Mahindra Financial Services Ltd.	317,869	753,617
	Mahindra & Mahindra Ltd.	187,005	2,244,985
	Mahindra CIE Automotive Ltd.	56,642	161,414
*	Mahindra Holidays & Resorts India Ltd.	22,110	73,325
*	Mahindra Lifespace Developers Ltd.	36,794	182,818
Ω	Mahindra Logistics Ltd.	9,559	63,237
	Maithan Alloys Ltd.	5,012	85,057
	Man Infraconstruction Ltd.	53,471	72,035
	Manappuram Finance Ltd.	264,738	395,222
	Marico Ltd.	128,924	875,172
	Maruti Suzuki India Ltd.	11,421	1,138,427
Ω	MAS Financial Services Ltd.	4,473	37,627
	Mastek Ltd.	5,570	202,596
*	Max Financial Services Ltd.	40,315	396,169
*	Max Ventures & Industries Ltd.	12,691	18,030
	Mayur Uniquoters Ltd.	9,705	46,954
	Mazagon Dock Shipbuilders Ltd.	16,075	62,164
*	Meghmani Finechem Ltd.	4,939	92,185
	Meghmani Organics Ltd.	52,538	84,940
Ω	Metropolis Healthcare Ltd.	10,176	317,749
	Minda Corp. Ltd.	30,330	97,045
	Minda Industries Ltd.	30,436	362,004
	Mindtree Ltd.	16,371	749,939
*	Mirza International Ltd.	21,209	58,195
Ω	Mishra Dhatu Nigam Ltd.	29,936	74,967
	MM Forgings Ltd.	4,858	56,388
	Monte Carlo Fashions Ltd.	7,517	54,681
	Motherson Sumi Systems Ltd.	360,194	642,679
*	Motherson Sumi Wiring India Ltd.	360,194	325,125
	Motilal Oswal Financial Services Ltd.	22,336	261,428

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mphasis Ltd.	31,457	$1,151,797
	MRF Ltd.	1,106	1,045,705
	MSTC Ltd.	7,445	32,461
	Multi Commodity Exchange of India Ltd.	7,835	145,687
	Muthoot Finance Ltd.	46,432	761,032
	Nahar Spinning Mills Ltd.	4,602	30,909
*	National Fertilizers Ltd.	41,491	31,790
	Navin Fluorine International Ltd.	6,681	340,818
	Navneet Education Ltd.	37,731	50,515
	NBCC India Ltd.	274,103	134,439
	NELCO Ltd.	2,300	20,032
	Neogen Chemicals Ltd.	3,616	73,441
	NESCO Ltd.	8,928	66,910
*	Network18 Media & Investments Ltd.	22,666	25,622
	Neuland Laboratories Ltd.	2,952	51,109
	Newgen Software Technologies Ltd.	10,393	63,037
	NHPC Ltd.	473,959	204,634
	NIIT Ltd.	30,800	228,506
	Nilkamal Ltd.	2,517	66,587
	NOCIL Ltd.	43,170	127,223
	NRB Bearings Ltd.	27,083	42,459
	Nucleus Software Exports Ltd.	7,640	42,718
	NXTDigital Ltd.	324	1,625
*	Oberoi Realty Ltd.	31,697	393,540
*	Olectra Greentech Ltd.	7,407	61,194
*	Omaxe Ltd.	22,851	29,665
	OnMobile Global Ltd.	20,182	42,950
	Oracle Financial Services Software Ltd.	7,125	331,953
	Orient Cement Ltd.	82,690	147,870
	Orient Electric Ltd.	43,607	188,012
	Orient Paper & Industries Ltd.	50,032	20,988
	Oriental Aromatics Ltd.	2,940	26,469
	Oriental Carbon & Chemicals Ltd.	3,550	40,581
	Oriental Hotels Ltd.	25,962	21,676
	Page Industries Ltd.	1,537	913,253
	Paisalo Digital Ltd.	5,692	54,879
	Panama Petrochem Ltd.	12,821	59,042
*	Patel Engineering Ltd.	88,316	29,485
*	PC Jeweller Ltd.	106,159	30,063
	PCBL Ltd.	107,984	156,801
	Persistent Systems Ltd.	17,750	995,607
	Petronet LNG Ltd.	352,742	933,851
	Phoenix Mills Ltd.	26,053	360,543
	PI Industries Ltd.	19,670	725,689
	Pidilite Industries Ltd.	23,010	727,733
*Ω	PNB Housing Finance Ltd.	19,675	95,941
	PNC Infratech Ltd.	44,423	147,835
	Poly Medicure Ltd.	9,128	103,065
	Polyplex Corp. Ltd.	8,503	301,615
	Power Finance Corp. Ltd.	483,205	739,250
	Power Grid Corp. of India Ltd.	544,876	1,628,487
*	Power Mech Projects Ltd.	2,117	25,451
	Praj Industries Ltd.	46,258	244,817
Ω	Prataap Snacks Ltd.	5,256	47,581
	Prestige Estates Projects Ltd.	52,412	322,512
*	Pricol Ltd.	34,915	62,562
*	Prime Focus Ltd.	2,316	2,359
	Prince Pipes & Fittings Ltd.	11,854	101,906
	Privi Speciality Chemicals Ltd.	3,901	99,358

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Health Ltd.	2,702	$157,891
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	397,911
	PSP Projects Ltd.	5,467	38,249
*	PTC India Financial Services Ltd.	82,653	18,054
	PTC India Ltd.	144,661	173,668
*	Punjab National Bank	417,178	189,420
*	Puravankara Ltd.	11,321	15,417
*	PVR Ltd.	9,918	233,088
Ω	Quess Corp. Ltd.	24,537	228,362
Ω	Quick Heal Technologies Ltd.	4,341	10,633
	Rain Industries Ltd.	115,421	254,772
	Rajesh Exports Ltd.	29,315	240,170
	Rallis India Ltd.	36,557	111,660
	Ramco Industries Ltd.	12,488	35,657
	Ramkrishna Forgings Ltd.	6,094	15,059
	Ramkrishna Forgings Ltd.	26,805	65,533
*	Rane Holdings Ltd.	3,689	29,754
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	139,914
	Ratnamani Metals & Tubes Ltd.	5,800	178,012
*Ω	RBL Bank Ltd.	151,502	235,149
	REC Ltd.	603,436	996,537
	Redington India Ltd.	354,586	704,014
	Relaxo Footwears Ltd.	17,554	247,224
	Repco Home Finance Ltd.	18,308	43,170
	Rhi Magnesita India Ltd.	2,944	22,981
	Rico Auto Industries Ltd.	49,486	23,770
	RITES Ltd.	25,118	87,348
	Route Mobile Ltd.	3,982	84,225
*	RPSG Ventures Ltd.	2,910	22,335
*	RSWM Ltd.	9,086	60,057
	Rupa & Co. Ltd.	10,751	73,790
*	Sadbhav Engineering Ltd.	20,461	8,883
*	Safari Industries India Ltd.	1,118	13,748
	Sandhar Technologies Ltd.	9,738	32,283
	Sangam India Ltd.	12,574	62,820
*	Sanghvi Movers Ltd.	9,661	22,870
	Saregama India Ltd.	9,690	53,781
	Sasken Technologies Ltd.	2,274	24,386
*	Satin Creditcare Network Ltd.	22,021	35,080
	Savita Oil Technologies Ltd.	2,112	31,272
	SBI Cards & Payment Services Ltd.	23,517	252,782
Ω	SBI Life Insurance Co. Ltd.	14,192	203,660
	Schaeffler India Ltd.	10,955	327,144
*	SEAMEC Ltd.	1,801	25,190
*	SEPC Ltd.	251,807	28,886
	Sequent Scientific Ltd.	34,602	60,621
	Seshasayee Paper & Boards Ltd.	18,452	49,350
Ω	SH Kelkar & Co. Ltd.	40,231	80,961
	Shakti Pumps India Ltd.	2,474	16,930
*	Shankara Building Products Ltd.	3,629	35,866
	Sharda Cropchem Ltd.	13,482	109,505
	Sharda Motor Industries Ltd.	4,339	43,182
*	Sheela Foam Ltd.	4,725	215,941
	Shilpa Medicare Ltd.	10,912	65,505
	Shipping Corp. of India Ltd.	79,327	137,572
*	Shoppers Stop Ltd.	6,966	45,129
*	Shree Renuka Sugars Ltd.	193,401	134,412
	Shriram City Union Finance Ltd.	8,596	190,911
	Shriram Transport Finance Co. Ltd.	61,398	952,372

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Siemens Ltd.	9,885	$292,400
*	Sintex Plastics Technology Ltd.	247,655	22,553
*	SIS Ltd.	17,215	113,474
	Siyaram Silk Mills Ltd.	11,411	96,809
	SKF India Ltd.	9,013	394,853
	Sobha Ltd.	13,251	110,372
	Solar Industries India Ltd.	9,030	322,097
	Solara Active Pharma Sciences Ltd.	6,106	51,109
	Somany Ceramics Ltd.	8,301	68,836
	Somany Home Innovation Ltd.	2,922	13,036
	Sonata Software Ltd.	27,605	267,689
*	South Indian Bank Ltd. (The)	798,322	82,965
*	Spandana Sphoorty Financial Ltd.	2,241	13,394
	SRF Ltd.	33,329	1,087,092
*	Star Cement Ltd.	55,495	66,360
	State Bank of India	253,385	1,626,086
	State Bank of India, GDR	6,835	440,858
	Sterlite Technologies Ltd.	69,003	173,773
	Strides Pharma Science Ltd.	15,106	64,272
	Stylam Industries Ltd.	1,193	16,072
	Subex Ltd.	106,282	48,762
	Subros Ltd.	9,171	39,854
	Sudarshan Chemical Industries	12,075	82,450
	Sun TV Network Ltd.	53,547	336,334
	Sundaram Finance Holdings Ltd.	6,562	6,549
	Sundaram Finance Ltd.	15,152	396,597
	Sundaram-Clayton Ltd.	2,539	125,743
	Sundram Fasteners Ltd.	39,799	415,849
	Sunteck Realty Ltd.	29,355	183,073
	Suprajit Engineering Ltd.	28,595	130,742
	Supreme Industries Ltd.	25,343	643,264
	Supreme Petrochem Ltd.	17,842	215,035
	Sutlej Textiles & Industries Ltd.	76,960	77,485
	Suven Pharmaceuticals Ltd.	37,000	288,139
*	Suzlon Energy Ltd.	1,482,764	194,426
	Swaraj Engines Ltd.	2,273	44,852
	Symphony Ltd.	6,123	89,854
*Ω	Syngene International Ltd.	52,454	426,251
	Tamil Nadu Newsprint & Papers Ltd.	20,871	56,279
	Tamilnadu Petroproducts Ltd.	31,074	48,497
	Tanla Platforms Ltd.	27,111	497,795
	Tasty Bite Eatables Ltd.	176	26,814
	Tata Chemicals Ltd.	84,033	1,021,975
	Tata Coffee Ltd.	45,510	130,090
	Tata Communications Ltd.	30,412	432,690
	Tata Consultancy Services Ltd.	149,712	6,902,519
	Tata Consumer Products Ltd.	103,235	1,106,973
	Tata Elxsi Ltd.	11,493	1,150,214
	Tata Metaliks Ltd.	5,166	53,017
*	Tata Motors Ltd.	614,870	3,474,346
	Tata Steel Long Products Ltd.	2,481	23,072
*	Tata Teleservices Maharashtra Ltd.	45,294	84,360
	TCI Express Ltd.	4,987	120,566
*Ω	TCNS Clothing Co. Ltd.	1,488	16,283
	TD Power Systems Ltd.	5,757	25,860
	Tech Mahindra Ltd.	139,710	2,273,885
	Techno Electric & Engineering Co. Ltd.	28,836	109,276
*Ω	Tejas Networks Ltd.	15,240	93,021
	Texmaco Rail & Engineering Ltd.	91,863	60,551

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Thermax Ltd.	11,818	$325,040
	Thirumalai Chemicals Ltd.	33,797	123,799
*	Thomas Cook India Ltd.	57,162	56,537
Ω	Thyrocare Technologies Ltd.	8,171	86,332
	Tide Water Oil Co. India Ltd.	2,844	42,435
	Time Technoplast Ltd.	67,520	84,433
	Timken India Ltd.	8,915	232,848
	Tinplate Co. of India Ltd.	20,120	106,760
*	Titagarh Wagons Ltd.	29,474	40,211
	Titan Co. Ltd.	48,631	1,556,889
	Tourism Finance Corp. of India Ltd.	11,075	8,895
	Transport Corp. of India Ltd.	15,306	139,566
	Trent Ltd.	14,486	230,011
	Trident Ltd.	493,708	334,629
	Triveni Engineering & Industries Ltd.	44,269	184,337
	Triveni Turbine Ltd.	39,003	97,941
	TTK Prestige Ltd.	16,817	184,540
	Tube Investments of India Ltd.	29,231	710,204
	TV Today Network Ltd.	18,933	99,295
*	TV18 Broadcast Ltd.	217,539	152,253
	TVS Motor Co. Ltd.	78,854	672,312
	TVS Srichakra Ltd.	2,015	44,585
	Uflex Ltd.	18,307	158,010
*	Ugro Capital Ltd.	14,405	31,560
*	Ujjivan Financial Services Ltd.	32,848	59,372
*Ω	Ujjivan Small Finance Bank Ltd.	94,572	21,432
*	Union Bank of India Ltd.	439,102	216,647
*	Unitech Ltd.	389,256	11,122
	UPL Ltd.	221,403	2,378,573
*	VA Tech Wabag Ltd.	21,305	80,608
	Vaibhav Global Ltd.	27,020	165,235
	Vakrangee Ltd.	180,675	81,736
*Ω	Valiant Organics Ltd.	1,142	13,278
	Vardhman Textiles Ltd.	74,228	424,164
*Ω	Varroc Engineering Ltd.	19,549	113,464
	Varun Beverages Ltd.	45,571	643,879
	Venky’s India Ltd.	1,887	52,370
	Vesuvius India Ltd.	4,733	62,607
	V-Guard Industries Ltd.	68,091	187,225
	Vimta Labs Ltd.	5,885	26,839
	Vinati Organics Ltd.	10,099	273,970
	Vindhya Telelinks Ltd.	3,007	42,019
	Visaka Industries Ltd.	6,280	46,897
*	Vodafone Idea Ltd.	2,739,653	337,841
	Voltamp Transformers Ltd.	2,265	55,823
	Voltas Ltd.	41,355	676,861
	VRL Logistics Ltd.	15,003	111,273
	VST Tillers Tractors Ltd.	2,106	76,801
	Welspun Corp. Ltd.	72,342	191,861
	Welspun Enterprises Ltd.	35,611	40,961
	Welspun India Ltd.	173,321	187,186
	West Coast Paper Mills Ltd.	30,651	137,932
*	Westlife Development Ltd.	10,617	65,271
	Wheels India Ltd.	3,560	29,138
	Whirlpool of India Ltd.	6,915	146,342
	Wipro Ltd.	239,951	1,574,094
*	Wonderla Holidays Ltd.	7,825	24,051
*	Yaari Digital Integrated Services Ltd.	9,803	4,994
*	Yes Bank Ltd.	602,119	106,611

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zee Entertainment Enterprises Ltd.	491,270	$1,576,013
*	Zee Media Corp. Ltd.	375,388	104,522
	Zensar Technologies Ltd.	43,651	182,359

TOTAL INDIA			212,050,620

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	2,879,700	206,979
*	Adhi Karya Persero Tbk PT	820,325	40,702
*	Adi Sarana Armada Tbk PT	363,000	63,664
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,656
*	Alam Sutera Realty Tbk PT	6,226,300	68,169
	Arwana Citramulia Tbk PT	1,603,400	115,674
	Ashmore Asset Management Indonesia Tbk PT	158,800	17,587
	Astra Agro Lestari Tbk PT	312,067	267,180
	Astra Otoparts Tbk PT	444,800	35,232
*	Asuransi Maximus Graha Persada Tbk PT	678,200	7,540
	Bank BTPN Syariah Tbk PT	1,125,700	267,295
*	Bank Bukopin Tbk PT	5,459,543	81,198
*	Bank Capital Indonesia Tbk PT	3,422,000	40,822
	Bank Central Asia Tbk PT	7,192,100	4,033,845
*	Bank China Construction Bank Indonesia Tbk PT	4,112,500	26,947
*	Bank Ina Perdana PT	202,300	53,738
*	Bank Jago Tbk PT	99,100	79,601
	Bank Mandiri Persero Tbk PT	2,418,844	1,485,254
*	Bank Mayapada International Tbk PT	1,992,100	80,006
	Bank Maybank Indonesia Tbk PT	6,214,700	120,787
*	Bank MNC Internasional Tbk PT	2,291,500	23,942
*	Bank Nationalnobu Tbk PT	1,017,400	40,941
	Bank Negara Indonesia Persero Tbk PT	1,145,700	723,681
*	Bank Pan Indonesia Tbk PT	1,806,900	125,702
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,601,943	162,586
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,735,000	95,230
	Bank Rakyat Indonesia Persero Tbk PT	4,962,686	1,653,502
*	Bank Syariah Indonesia Tbk PT	3,144,500	341,837
	Bank Tabungan Negara Persero Tbk PT	2,238,273	284,043
	Barito Pacific Tbk PT	4,549,200	265,818
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	11,055
	BFI Finance Indonesia Tbk PT	2,895,000	255,450
*	Bintang Oto Global Tbk PT	343,800	32,141
	BISI International Tbk PT	932,700	92,372
	Blue Bird Tbk PT	215,700	20,209
*	Buana Lintas Lautan Tbk PT	5,193,600	56,368
*	Bumi Serpong Damai Tbk PT	3,270,400	216,738
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,557
*	Capital Financial Indonesia Tbk PT	2,593,500	103,626
	Charoen Pokphand Indonesia Tbk PT	2,273,115	805,857
	Ciputra Development Tbk PT	6,289,900	460,834
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	203,907
	Dharma Satya Nusantara Tbk PT	2,128,100	88,233
*	Digital Mediatama Maxima Tbk PT	86,900	11,578
*	Elang Mahkota Teknologi Tbk PT	4,189,400	862,622
	Elnusa Tbk PT	2,138,700	43,124
	Erajaya Swasembada Tbk PT	5,078,600	183,507
*	FKS Food Sejahtera Tbk PT	2,008,600	24,029
	Gajah Tunggal Tbk PT	636,500	28,526
	Garudafood Putra Putri Jaya Tbk PT	3,094,500	117,258
*††	Hanson International Tbk PT	46,633,300	0
	Hexindo Adiperkasa Tbk PT	105,600	44,311
	Impack Pratama Industri Tbk PT	180,300	47,057

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk PT	480,900	$252,988
	Indofood Sukses Makmur Tbk PT	1,858,600	808,769
	Indomobil Sukses Internasional Tbk PT	357,500	18,329
	Indosat Tbk PT	454,200	219,445
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,877,972	121,673
*††	Inovisi Infracom Tbk PT	668,445	0
	Integra Indocabinet Tbk PT	718,000	34,601
*††	Inti Agri Resources Tbk PT	3,873,200	2,505
	Jaccs Mitra Pinasthika Mustika Tbk PT	665,400	62,425
	Japfa Comfeed Indonesia Tbk PT	2,533,800	253,028
*	Jasa Marga Persero Tbk PT	653,526	181,301
	Jaya Real Property Tbk PT	562,800	19,107
*	Kapuas Prima Coal Tbk PT	4,380,500	25,944
*	Kawasan Industri Jababeka Tbk PT	10,561,668	123,534
*	KMI Wire & Cable Tbk PT	1,054,000	20,471
*	Kresna Graha Investama Tbk PT	3,259,900	11,189
	Link Net Tbk PT	609,400	193,145
	Lippo Cikarang Tbk PT	159,410	12,838
*	M Cash Integrasi PT	83,600	75,890
*	Mahkota Group Tbk PT	466,300	28,756
*	Malindo Feedmill Tbk PT	443,300	19,516
*	Map Aktif Adiperkasa PT	358,800	76,039
	Matahari Department Store Tbk PT	521,800	208,814
*	Matahari Putra Prima Tbk PT	2,608,300	57,308
	Mayora Indah Tbk PT	1,502,725	181,102
*	Medco Energi Internasional Tbk PT	3,439,200	130,456
	Media Nusantara Citra Tbk PT	4,138,800	286,675
*	Mega Manunggal Property Tbk PT	1,399,800	56,331
*	Merdeka Copper Gold Tbk PT	1,026,021	373,910
*	Metro Healthcare Indonesia Tbk PT	3,070,300	110,019
	Metrodata Electronics Tbk PT	1,470,400	72,427
*	Mitra Adiperkasa Tbk PT	4,877,000	303,547
	Mitra Keluarga Karyasehat Tbk PT	1,051,300	183,789
*	MNC Kapital Indonesia Tbk PT	4,112,200	59,855
*	MNC Land Tbk PT	10,467,300	63,581
	MNC Studios International Tbk PT	118,500	46,342
*	MNC Vision Networks Tbk PT	9,938,000	69,588
*	Multipolar Tbk PT	4,786,200	65,262
*	NFC Indonesia Tbk PT	22,100	7,995
	Nippon Indosari Corpindo Tbk PT	471,744	41,840
	Pabrik Kertas Tjiwi Kimia Tbk PT	566,400	258,187
*	Pacific Strategic Financial Tbk PT	1,366,900	103,233
*	Pakuwon Jati Tbk PT	7,007,400	270,298
*	Panin Financial Tbk PT	5,975,200	97,114
*	Paninvest Tbk PT	637,500	31,640
*	Perusahaan Gas Negara Tbk PT	1,912,800	190,422
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,024,600	192,148
*	Pollux Properti Indonesia Tbk PT	399,400	12,555
*††	Pool Advista Indonesia Tbk PT	350,400	227
*	PP Persero Tbk PT	1,615,042	103,657
	Puradelta Lestari Tbk PT	4,607,600	55,281
*	Ramayana Lestari Sentosa Tbk PT	1,095,400	50,607
*††	Rimo International Lestari Tbk PT	18,540,300	11,990
	Salim Ivomas Pratama Tbk PT	1,908,700	66,286
*	Sampoerna Agro Tbk PT	487,800	74,737
	Samudera Indonesia Tbk PT	922,900	127,703
	Sarana Menara Nusantara Tbk PT	5,323,400	370,644
	Sariguna Primatirta Tbk PT	1,029,900	31,547
	Sawit Sumbermas Sarana Tbk PT	1,897,200	138,736

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Selamat Sempurna Tbk PT	1,169,600	$126,060
*	Sinar Mas Multiartha Tbk PT	16,500	13,580
*	Smartfren Telecom Tbk PT	22,628,300	129,421
*††	Sri Rejeki Isman Tbk PT	6,771,700	12,787
	Steel Pipe Industry of Indonesia PT	1,516,900	33,709
*††	Sugih Energy Tbk PT	5,670,200	3,667
	Sumber Alfaria Trijaya Tbk PT	4,061,100	479,083
*	Summarecon Agung Tbk PT	4,993,220	244,514
*	Surya Citra Media Tbk PT	9,158,000	160,607
*	Surya Esa Perkasa Tbk PT	2,313,300	197,407
*	Surya Semesta Internusa Tbk PT	2,192,100	56,998
*††	Suryainti Permata Tbk PT	1,280,000	0
#	Telkom Indonesia Persero Tbk PT, ADR	51,776	1,647,512
	Tempo Scan Pacific Tbk PT	330,100	33,457
	Tower Bersama Infrastructure Tbk PT	2,146,900	445,754
*††	Trada Alam Minera Tbk PT	12,608,800	8,154
*	Transcoal Pacific Tbk PT	238,500	163,438
	Tunas Baru Lampung Tbk PT	1,605,700	87,887
	Tunas Ridean Tbk PT	238,000	22,763
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	115,573
	Unilever Indonesia Tbk PT	1,349,300	361,159
	Vale Indonesia Tbk PT	282,500	141,693
*	Waskita Beton Precast Tbk PT	4,254,600	27,881
*	Waskita Karya Persero Tbk PT	3,281,726	119,963
	Wijaya Karya Beton Tbk PT	1,949,300	28,482
*	Wijaya Karya Persero Tbk PT	1,647,549	107,654
	XL Axiata Tbk PT	1,981,500	436,163

TOTAL INDONESIA			26,804,229

MALAYSIA — (1.5%)
	Able Global Bhd	41,700	13,949
#	Aeon Co. M Bhd	233,900	87,461
	AEON Credit Service M Bhd	61,090	222,946
	AFFIN Bank Bhd	157,476	75,619
	Ajinomoto Malaysia Bhd	6,100	20,043
#	Alliance Bank Malaysia Bhd	378,800	327,825
	Allianz Malaysia Bhd	19,100	55,830
	AME Elite Consortium Bhd	51,800	20,273
*	AMMB Holdings Bhd	251,075	212,030
*	Ancom Nylex Bhd	64,700	50,485
#	Ann Joo Resources Bhd	58,000	22,753
	Astro Malaysia Holdings Bhd	208,900	47,948
#	Axiata Group Bhd	631,148	507,279
	Batu Kawan Bhd	38,200	255,014
	Berjaya Food Bhd	25,700	22,910
#*	Bermaz Auto Bhd	306,800	124,520
	Beshom Holdings Bhd	94,811	34,821
	BIMB Holdings Bhd	210,331	139,900
#*	Boustead Holdings Bhd	400,560	71,209
#	Boustead Plantations Bhd	345,460	91,989
*	Bumi Armada Bhd	1,709,400	167,284
#	Bursa Malaysia Bhd	189,800	304,273
	Cahya Mata Sarawak Bhd	334,800	81,806
	CB Industrial Product Holding Bhd	114,580	42,659
	CIMB Group Holdings Bhd	747,986	891,572
*	Coastal Contracts Bhd	100,500	41,936
#	Comfort Glove Bhd	161,300	26,841
#	CSC Steel Holdings Bhd	104,200	41,343
#*	Cypark Resources Bhd	141,900	25,823

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	D&O Green Technologies Bhd	147,200	$129,752
	Dayang Enterprise Holdings Bhd	244,545	48,523
	Dialog Group Bhd	120,914	69,144
	DiGi.Com Bhd	439,100	383,940
#	DRB-Hicom Bhd	543,300	172,735
	Dufu Technology Corp. Bhd	87,700	49,833
#	Duopharma Biotech Bhd	176,781	64,934
	Dutch Lady Milk Industries Bhd	6,400	49,999
	Eco World Development Group Bhd	361,200	79,158
#	Eco World International Bhd	102,000	10,009
*	Ecofirst Consolidated Bhd	242,500	21,933
*	Econpile Holdings Bhd	91,700	5,967
#*	Ekovest BHD	872,950	92,899
*	Evergreen Fibreboard Bhd	157,800	27,472
#	FGV Holdings Bhd	204,100	95,313
#	Formosa Prosonic Industries Bhd	47,500	35,114
#	Fraser & Neave Holdings Bhd	31,400	165,488
#	Frontken Corp. Bhd	265,850	165,698
	Gadang Holdings Bhd	227,100	21,530
	Gamuda Bhd	413,834	352,037
#	Gas Malaysia Bhd	57,400	36,208
	Genting Plantations Bhd	83,900	175,029
	George Kent Malaysia Bhd	175,200	24,162
*	GHL Systems Bhd	24,500	8,279
	Globetronics Technology Bhd	175,566	54,482
#*	Greatech Technology Bhd	58,600	52,778
#	Guan Chong Bhd	154,000	93,151
	HAP Seng Consolidated Bhd	147,720	253,446
	Hap Seng Plantations Holdings Bhd	78,000	58,550
	Hartalega Holdings Bhd	403,000	407,062
	Hengyuan Refining Co. Bhd	63,600	84,542
	HeveaBoard Bhd	108,600	14,294
#	Hextar Global Bhd	111,520	46,612
#	Hiap Teck Venture Bhd	695,000	68,852
	Hong Leong Bank Bhd	52,290	250,955
	Hong Leong Capital Bhd	12,100	17,061
#	Hong Leong Financial Group Bhd	45,013	199,981
	Hong Leong Industries Bhd	26,900	55,728
#*	Hong Seng Consolidated Bhd	157,700	92,286
	Hup Seng Industries Bhd	164,800	32,024
	IGB Bhd	64,547	35,053
#	IJM Corp. Bhd	782,514	329,419
	Inari Amertron Bhd	489,063	313,435
	Insas Bhd	84,713	15,724
	IOI Corp. Bhd	430,405	461,247
	IOI Properties Group Bhd	522,010	122,168
*	Iskandar Waterfront City Bhd	289,100	23,025
#*	JAKS Resources Bhd	727,080	54,767
*	Jaya Tiasa Holdings Bhd	239,505	63,591
*	JCY International Bhd	229,900	13,634
#	JHM Consolidation Bhd	82,400	22,934
	Kelington Group Bhd	93,900	27,174
	Kenanga Investment Bank Bhd	262,900	67,401
	Kerjaya Prospek Group Bhd	145,309	38,945
#	Kim Loong Resources Bhd	89,860	43,021
#*	KNM Group Bhd	1,318,284	46,683
#	Kobay Technology BHD	31,100	25,083
#	Kretam Holdings Bhd	266,200	42,403
*	KSL Holdings Bhd	195,900	36,008

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Kuala Lumpur Kepong Bhd	73,968	$501,461
	Lagenda Properties Bhd	111,500	37,707
	Land & General Bhd	960,740	24,096
#	LBS Bina Group Bhd	391,772	42,981
#	Leong Hup International Bhd	320,600	38,398
#	Lii Hen Industries Bhd	49,800	35,366
#	Lingkaran Trans Kota Holdings Bhd	58,400	62,142
*	Lion Industries Corp. Bhd	117,900	15,394
#Ω	Lotte Chemical Titan Holding Bhd	238,476	119,675
#	LPI Capital Bhd	63,200	200,257
	Luxchem Corp. Bhd	106,800	16,543
#	Magni-Tech Industries Bhd	96,933	43,509
#	Mah Sing Group Bhd	614,652	96,452
#	Malayan Banking Bhd	606,961	1,262,368
#	Malayan Flour Mills Bhd	285,450	42,379
*	Malaysia Airports Holdings Bhd	201,467	316,689
#	Malaysia Building Society Bhd	1,043,495	152,620
#	Malaysia Smelting Corp. Bhd	65,400	69,323
	Malaysian Pacific Industries Bhd	24,063	171,403
#	Malaysian Resources Corp. Bhd	993,988	87,308
	Matrix Concepts Holdings Bhd	275,850	145,678
#	Maxis Bhd	379,800	330,161
	MBM Resources BHD	60,030	45,110
	Media Prima Bhd	328,100	42,759
	Mega First Corp. Bhd	242,800	211,712
#	MKH Bhd	164,215	51,597
	MNRB Holdings Bhd	139,467	34,266
*	MPHB Capital Bhd	107,100	33,216
#	Muda Holdings Bhd	68,500	37,188
*	Muhibbah Engineering M Bhd	168,150	19,636
*	Mulpha International Bhd	55,520	29,907
#	My EG Services Bhd	1,296,682	277,669
	N2N Connect Bhd	52,500	6,664
	NTPM Holdings Bhd	103,400	10,551
	Nylex Malaysia Bhd	3,235	262
	Oriental Holdings BHD	109,500	178,290
	OSK Holdings Bhd	402,763	85,867
	Padini Holdings Bhd	161,300	127,010
	Pantech Group Holdings Bhd	219,367	37,708
#	Paramount Corp. Bhd	122,940	20,796
	Perak Transit Bhd	187,900	27,692
	PESTECH International Bhd	63,750	8,226
#	Petron Malaysia Refining & Marketing Bhd	41,100	51,816
#	PIE Industrial Bhd	62,100	40,657
	PPB Group Bhd	92,260	364,167
	Press Metal Aluminium Holdings Bhd	464,700	637,066
	Public Bank Bhd	1,717,850	1,846,425
	QL Resources Bhd	172,706	202,995
*	Ranhill Utilities Bhd	213,099	25,174
	RCE Capital Bhd	46,718	19,239
*	Revenue Group Bhd	45,100	12,516
	RHB Bank Bhd	387,026	554,485
*	Rimbunan Sawit Bhd	245,300	15,148
#*	Rubberex Corp. M Bhd	139,900	24,253
	Sam Engineering & Equipment M Bhd	46,800	44,474
*	Sapura Energy Bhd	3,826,211	30,183
#	Sarawak Oil Palms Bhd	89,814	142,754
	SCGM Bhd	27,600	14,225
#	Scientex Bhd	215,700	188,528

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
††	Serba Dinamik Holdings Bhd	597,030	$35,999
	Sime Darby Plantation Bhd	249,549	299,401
	Sime Darby Property Bhd	1,052,800	142,435
#	SKP Resources Bhd	381,500	130,297
	SP Setia Bhd Group	586,468	157,013
*	Subur Tiasa Holdings Bhd	61,400	33,761
	Sunway Bhd	316,500	132,229
#	Sunway Construction Group Bhd	101,010	39,335
	Supermax Corp. Bhd	416,374	106,147
	Suria Capital Holdings Bhd	21,720	5,728
#	Syarikat Takaful Malaysia Keluarga Bhd	129,936	105,807
#	Ta Ann Holdings Bhd	84,726	119,855
	Tan Chong Motor Holdings Bhd	103,100	27,241
#	TASCO Bhd	114,500	29,261
	Telekom Malaysia Bhd	196,160	223,956
	Thong Guan Industries Bhd	95,800	54,687
	TIME dotCom Bhd	311,400	317,675
#*	Tropicana Corp. Bhd	175,028	39,216
	TSH Resources Bhd	240,300	95,364
*	Tune Protect Group Bhd	184,300	17,855
#	Uchi Technologies Bhd	130,770	91,007
#	UEM Edgenta Bhd	103,000	37,534
#*	UEM Sunrise Bhd	532,564	41,282
#	UMW Holdings Bhd	149,300	113,780
	Unisem M Bhd	154,600	101,461
	United Malacca Bhd	20,100	26,263
#	United Plantations Bhd	34,600	124,667
#	UOA Development Bhd	157,900	65,179
#	UWC BHD	120,200	86,973
#*	Velesto Energy Bhd	1,498,935	40,818
	ViTrox Corp. Bhd	77,600	133,610
#	VS Industry Bhd	1,391,500	316,023
#*	WCT Holdings Bhd	392,235	48,817
#	Wellcall Holdings Bhd	160,650	46,651
	Westports Holdings Bhd	177,700	160,596
#	Yinson Holdings Bhd	510,600	286,292
*	YNH Property Bhd	197,408	130,836
#	YTL Corp. Bhd	1,437,187	208,827

TOTAL MALAYSIA			23,363,035

MEXICO — (2.0%)
	Alfa SAB de CV, Class A	1,529,960	1,030,145
	Alpek SAB de CV	277,096	373,417
*	Alsea SAB de CV	220,241	481,570
	America Movil SAB de CV	3,334,665	3,251,897
	America Movil SAB de CV, Sponsored ADR, Class L	116,929	2,271,930
	Arca Continental SAB de CV	73,357	466,136
#*	Axtel SAB de CV	350,836	37,479
#Ω	Banco del Bajio SA	269,313	662,510
	Bolsa Mexicana de Valores SAB de CV	135,160	270,565
	Coca-Cola Femsa SAB de CV, Sponsored ADR	9,515	519,519
	Consorcio ARA SAB de CV	285,651	55,992
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	248,143	396,902
	Corp Actinver SAB de CV	9,800	5,753
	Corp. Inmobiliaria Vesta SAB de CV	182,141	336,854
	Corp. Moctezuma SAB de CV	87,200	271,345
	El Puerto de Liverpool SAB de CV, Class C1	41,812	211,821
#*††	Empresas ICA SAB de CV	72,400	341
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,204

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Fomento Economico Mexicano SAB de CV	155,833	$1,165,550
*	Gentera SAB de CV	430,717	336,021
	Gruma SAB de CV, Class B	62,837	748,384
#	Grupo Aeroportuario del Centro Norte SAB de CV	73,217	510,275
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,044	160,557
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	726,526
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,881	410,472
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	230,759
	Grupo Bimbo SAB de CV, Class A	316,657	974,962
	Grupo Carso SAB de CV	88,049	286,974
	Grupo Comercial Chedraui SA de CV	181,288	456,807
#	Grupo Elektra SAB de CV	11,082	656,025
	Grupo Financiero Banorte SAB de CV, Class O	252,956	1,667,240
#*	Grupo Financiero Inbursa SAB de CV, Class O	361,364	613,946
	Grupo Herdez SAB de CV	52,520	78,523
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,809
	Grupo Industrial Saltillo SAB de CV	114,458	129,005
	Grupo KUO SAB de CV, Class B	28,603	60,958
*	Grupo Pochteca SAB de CV	35,990	12,522
#	Grupo Rotoplas SAB de CV	66,570	79,304
*	Grupo Sanborns SAB de CV	147,588	143,925
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	78,847
*	Grupo Simec SAB de CV, Class B	38,410	380,213
	Grupo Televisa SAB	861,027	1,598,722
#*Ω	Grupo Traxion SAB de CV	60,930	94,531
*	Hoteles City Express SAB de CV	142,008	34,795
	Industrias Bachoco SAB de CV, Sponsored ADR	1,286	58,879
	Industrias Bachoco SAB de CV, Class B	54,770	208,006
*	Industrias CH SAB de CV, Class B	98,329	1,011,888
	Industrias Penoles SAB de CV	57,019	627,372
#	Kimberly-Clark de Mexico SAB de CV, Class A	354,394	493,215
#	La Comer SAB de CV	242,046	450,015
	Megacable Holdings SAB de CV	296,878	843,796
#*	Minera Frisco SAB de CV, Class A1	658,986	116,578
*Ω	Nemak SAB de CV	942,675	202,795
	Operadora de Sites Mexicanos SA de CV	394,390	483,360
	Orbia Advance Corp. SAB de CV	391,981	942,376
*	Organizacion Cultiba SAB de CV	24,314	11,045
	Organizacion Soriana SAB de CV, Class B	220,844	257,028
	Promotora y Operadora de Infraestructura SAB de CV	88,160	645,825
	Promotora y Operadora de Infraestructura SAB de CV, Class L	12,744	58,073
#	Qualitas Controladora SAB de CV	61,886	333,593
	Regional SAB de CV	84,875	512,290
#*	Unifin Financiera SAB de CV	186,601	159,109
*	Vista Energy SAB de CV, ADR	7,756	65,616
*	Vista Energy SAB de CV	2,091	18,700
	Vitro SAB de CV, Class A	86,697	109,144
	Wal-Mart de Mexico SAB de CV	414,714	1,469,937

TOTAL MEXICO			31,367,672

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	13,670	26,110
	Cementos Pacasmayo SAA, ADR	9,300	54,452
#	Cia de Minas Buenaventura SAA, ADR	15,794	149,095
	Credicorp Ltd.	5,690	790,284
	Fossal SAA, ADR	35	73
	Intercorp Financial Services, Inc.	2,477	67,696

TOTAL PERU			1,087,710

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (0.7%)
	8990 Holdings, Inc.	437,000	$115,278
	Aboitiz Equity Ventures, Inc.	378,570	367,438
	AC Energy Corp.	244,308	33,613
	AllHome Corp.	447,300	67,497
*	Apex Mining Co., Inc.	1,427,000	41,503
*	Apollo Global Capital, Inc.	7,640,000	6,289
*	Atlas Consolidated Mining & Development Corp.	602,000	68,796
	Ayala Corp.	12,016	169,074
	Ayala Land, Inc.	464,760	283,675
*	AyalaLand Logistics Holdings Corp.	481,300	41,122
	Bank of the Philippine Islands	406,765	737,838
	BDO Unibank, Inc.	444,678	1,098,830
*	Cebu Air, Inc.	78,560	66,023
	Cebu Landmasters, Inc.	465,178	24,848
*Ω	CEMEX Holdings Philippines, Inc.	1,500,499	22,956
	Century Pacific Food, Inc.	559,100	240,255
	Century Properties Group, Inc.	500,000	3,831
	China Banking Corp.	366,137	187,445
	Cosco Capital, Inc.	908,900	85,196
	D&L Industries, Inc.	889,700	121,174
*	DITO CME Holdings Corp.	479,000	44,008
	DoubleDragon Corp.	395,590	62,848
	Eagle Cement Corp.	227,300	54,383
*	East West Banking Corp.	330,450	51,042
*	EEI Corp.	357,100	29,819
	Filinvest Development Corp.	301,500	40,669
	Filinvest Land, Inc.	4,402,000	88,439
	First Gen Corp.	126,500	56,318
	First Philippine Holdings Corp.	137,850	184,804
	Global Ferronickel Holdings, Inc.	762,228	38,083
	Globe Telecom, Inc.	5,835	253,678
	GT Capital Holdings, Inc.	30,629	293,992
	Holcim Philippines, Inc.	298,600	31,441
*	Integrated Micro-Electronics, Inc.	322,160	43,191
	International Container Terminal Services, Inc.	120,170	493,417
	JG Summit Holdings, Inc.	278,728	296,510
	Jollibee Foods Corp.	65,040	267,182
*	MacroAsia Corp.	197,440	19,540
	Manila Electric Co.	26,540	178,660
	Manila Water Co., Inc.	615,600	216,505
*	Max’s Group, Inc.	165,400	18,959
*	Megawide Construction Corp.	345,474	32,948
	Megaworld Corp.	4,594,600	249,031
	Metropolitan Bank & Trust Co.	635,295	618,642
	Nickel Asia Corp.	2,019,400	295,857
*	Petron Corp.	1,456,800	89,088
*	Philcomsat Holdings Corp.	27,762	170
	Philex Mining Corp.	819,300	77,634
*	Philippine National Bank	176,952	64,272
*	Philippine Seven Corp.	20,200	24,816
	Philippine Stock Exchange, Inc.	5,304	21,422
*	Phoenix Petroleum Philippines, Inc.	189,140	37,041
*	Pilipinas Shell Petroleum Corp.	226,990	74,982
	PLDT, Inc., Sponsored ADR	1,573	55,936
	PLDT, Inc.	12,405	441,398
	Puregold Price Club, Inc.	496,660	312,928
*	PXP Energy Corp.	26,600	2,363
	RFM Corp.	532,000	42,874
	Rizal Commercial Banking Corp.	339,756	129,636

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Land Corp.	1,155,366	$419,666
	Robinsons Retail Holdings, Inc.	215,000	219,954
	Security Bank Corp.	203,816	400,934
	Shakey’s Pizza Asia Ventures, Inc.	93,500	13,964
	SM Investments Corp.	14,955	242,989
	SM Prime Holdings, Inc.	587,812	391,807
*	Top Frontier Investment Holdings, Inc.	10,142	22,513
	Union Bank of the Philippines	171,177	238,919
	Universal Robina Corp.	235,930	461,536
	Vista Land & Lifescapes, Inc.	2,559,400	125,629
	Vistamalls, Inc.	82,400	5,186
	Wilcon Depot, Inc.	376,300	201,528

TOTAL PHILIPPINES			11,861,832

POLAND — (0.8%)
*	11 bit studios SA	479	57,237
	AB SA	4,045	42,117
*	Agora SA.	20,446	26,136
*	Alior Bank SA	44,472	363,062
*Ω	Allegro.eu SA	3,109	15,991
	Alumetal SA	3,375	53,278
	Amica SA	2,479	51,382
#*	AmRest Holdings SE	26,611	104,736
	Apator SA	7,981	31,414
	ASBISc Enterprises PLC	21,576	59,657
	Asseco Poland SA	19,972	350,954
#	Asseco South Eastern Europe SA	5,768	60,804
	Astarta Holding NV	74	398
	Auto Partner SA	21,579	70,473
	Bank Handlowy w Warszawie SA	12,053	162,389
*	Bank Millennium SA	187,057	211,911
*	Bank Ochrony Srodowiska SA	29,683	57,351
	Bank Polska Kasa Opieki SA	25,015	549,711
*	Benefit Systems SA	520	69,350
*	Bioton SA	12,311	11,288
*	Boryszew SA	29,966	27,442
	Budimex SA	5,196	239,133
*	CCC SA	10,814	126,463
#	CD Projekt SA	16,353	442,592
	Celon Pharma SA	2,513	12,508
#*	CI Games SA	84,206	28,359
	Ciech SA	737	6,571
#	Cognor Holding SA	80,896	108,420
	ComArch SA	1,340	51,900
	Cyfrowy Polsat SA	71,777	390,847
	Develia SA	172,377	137,238
*Ω	Dino Polska SA	6,505	420,820
	Dom Development SA	3,585	76,799
#	Echo Investment SA	52,622	40,500
#*	Erbud SA	1,267	9,750
	Fabryki Mebli Forte SA	8,318	71,498
*	Famur SA	138,692	89,036
	Firma Oponiarska Debica SA	1,289	19,872
#*	Globe Trade Centre SA	52,134	71,283
*	Grupa Azoty SA	24,892	224,451
#	Grupa Kety SA	4,682	677,795
*	Grupa Lotos SA	35,449	551,216
	ING Bank Slaski SA	3,729	164,994
	Inter Cars SA	3,705	341,574

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Kernel Holding SA	30,795	$182,671
	KGHM Polska Miedz SA	23,332	754,749
	KRUK SA	6,919	398,934
#	LiveChat Software SA	5,036	107,543
	LPP SA	182	384,599
*	mBank SA	3,413	228,438
#	MCI Capital SA	3,008	12,850
	Mirbud SA	33,062	25,245
	Mo-BRUK SA	341	29,341
	Neuca SA	708	120,130
*	Orange Polska SA	162,517	248,407
	PlayWay SA	362	20,618
#*	Polimex-Mostostal SA	44,077	34,967
	Polski Koncern Naftowy Orlen SA	85,285	1,440,842
	Polskie Gornictwo Naftowe i Gazownictwo SA	222,068	311,132
*	Powszechna Kasa Oszczednosci Bank Polski SA	40,599	299,642
	Powszechny Zaklad Ubezpieczen SA	76,262	527,256
	Santander Bank Polska SA	4,499	273,976
	Stalexport Autostrady SA	50,770	35,905
	Tim SA	6,009	49,498
*	VRG SA	93,660	79,559
	Warsaw Stock Exchange	7,860	68,790
	Wawel SA	327	33,278
	Wirtualna Polska Holding SA.	3,518	79,439
Ω	X-Trade Brokers Dom Maklerski SA	11,202	51,931
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,294	7,276

TOTAL POLAND			12,487,716

QATAR — (1.1%)
	Aamal Co.	913,228	294,741
	Al Khaleej Takaful Group QSC	52,654	53,046
	Al Meera Consumer Goods Co. QSC	44,525	232,541
*	Alijarah Holding Co. QPSC	132,118	32,438
	Baladna	498,683	200,140
	Barwa Real Estate Co.	825,338	767,026
	Commercial Bank PSQC	405,839	853,141
	Doha Bank QPSC	712,303	509,048
	Doha Insurance Co. QSC	98,245	52,413
*	Gulf International Services QSC	495,245	264,011
	Gulf Warehousing Co.	129,805	150,845
	Industries Qatar QSC.	76,565	394,859
*	Investment Holding Group	142,871	90,149
	Mannai Corp. QSC	116,821	281,086
	Masraf Al Rayan QSC	566,295	839,087
*	Mazaya Real Estate Development QPSC	196,033	47,914
	Mesaieed Petrochemical Holding Co.	535,113	378,494
	Ooredoo QPSC	309,249	636,516
	Qatar Aluminum Manufacturing Co.	461,709	303,508
	Qatar Electricity & Water Co. QSC	106,089	496,090
*	Qatar First Bank	350,307	150,881
	Qatar Fuel QSC	102,727	517,414
	Qatar Gas Transport Co. Ltd.	951,384	892,700
	Qatar Industrial Manufacturing Co. QSC	69,640	58,881
	Qatar Insurance Co. SAQ	715,979	482,029
	Qatar International Islamic Bank QSC	191,943	607,356
	Qatar Islamic Bank SAQ	135,339	909,678
	Qatar Islamic Insurance Group	24,888	58,593
	Qatar National Bank QPSC	795,864	5,076,014
	Qatar Navigation QSC	221,646	517,180

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Salam International Investment Ltd. QSC	422,666	$116,874
	United Development Co. QSC	822,876	327,264
	Vodafone Qatar QSC	925,557	419,355
*	Widam Food Co.	43,668	37,092
	Zad Holding Co.	32,505	163,087

TOTAL QATAR			17,211,491

RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	32,610	0
*††	Globaltrans Investment PLC,GDR	23,371	0
*††	Mobile TeleSystems PJSC, ADR	75,072	0
*††	PhosAgro PJSC	113	0
*††	PhosAgro PJSC	17,537	0
*††	Polyus PJSC, GDR	6,402	0
*††	QIWI PLC, Sponsored ADR	8,401	0
*††	Ros Agro PLC,GDR	8,019	0
*††	Rostelecom PJSC,Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC,Sponsored ADR	286,504	0
*††	VK Co. Ltd., GDR	18,173	0
*††	VTB Bank PJSC,GDR	431,770	0
*††	X5 Retail Group NV,GDR	15,650	0

SAUDI ARABIA — (3.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	12,174	49,747
	Abdullah Al Othaim Markets Co.	12,608	374,439
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	2,268	22,015
	Advanced Petrochemical Co.	40,222	715,556
*	Al Alamiya for Cooperative Insurance Co.	10,339	59,504
*	Al Babtain Power & Telecommunication Co.	11,496	88,567
*	Al Etihad Cooperative Insurance Co.	9,645	52,262
*	Al Gassim Investment Holding Co.	5,177	29,440
*	Al Hassan Ghazi Ibrahim Shaker Co.	11,006	55,573
*	Al Jouf Agricultural Development Co.	5,594	77,444
*	Al Kathiri Holding Co.	2,568	43,617
	Al Khaleej Training & Education Co.	14,937	71,149
	Al Moammar Information Systems Co.	4,167	146,057
	Al Rajhi Bank	119,575	5,601,626
*	Al Rajhi Co. for Co-operative Insurance	9,051	190,507
*	Al Sagr Cooperative Insurance Co.	5,780	17,439
	Al Yamamah Steel Industries Co.	9,092	95,527
*	AlAbdullatif Industrial Investment Co.	15,723	93,705
	Alandalus Property Co.	14,474	68,957
	Alaseel Co.	7,553	87,411
	Aldrees Petroleum & Transport Services Co.	16,486	344,390
	Alinma Bank	163,383	1,792,204
*	AlJazira Takaful Ta’awuni Co.	11,012	55,327
*	Allianz Saudi Fransi Cooperative Insurance Co.	17,436	98,094
	Almarai Co. JSC	57,752	795,959
	Alujain Holding	12,548	253,780
	Arab National Bank	83,153	777,803
	Arabian Centres Co. Ltd.	34,042	199,740
*	Arabian Shield Cooperative Insurance Co.	7,020	36,355
	Arriyadh Development Co.	35,401	286,350
*	Aseer Trading Tourism & Manufacturing Co.	33,006	161,327
	Astra Industrial Group	21,806	285,948
	Ataa Educational Co.	9,198	143,572
*	AXA Cooperative Insurance Co.	12,759	117,327
	Baazeem Trading Co.	2,094	54,152
*	Bank AlBilad	74,600	1,022,291

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Bank Al-Jazira	117,610	$983,043
	Banque Saudi Fransi	76,765	1,102,974
*	Basic Chemical Industries Ltd.	4,880	56,250
*	Batic Investments & Logistic Co.	7,124	45,255
	Bawan Co.	16,280	156,103
	Bupa Arabia for Cooperative Insurance Co.	17,666	779,827
*	Buruj Cooperative Insurance Co.	8,910	60,977
*	Chubb Arabia Cooperative Insurance Co.	5,307	39,474
	Co. for Cooperative Insurance	18,446	335,739
*	Dar Al Arkan Real Estate Development Co.	142,287	407,312
*	Dur Hospitality Co.	28,354	195,808
	Electrical Industries Co.	11,170	81,693
	Etihad Etisalat Co.	171,499	1,969,321
*	Fawaz Abdulaziz Al Hokair & Co.	30,660	109,923
	Fitaihi Holding Group	8,190	83,348
*	Gulf General Cooperative Insurance Co.	9,599	25,974
	Halwani Brothers Co.	5,561	123,086
	Herfy Food Services Co.	9,195	136,519
	Jarir Marketing Co.	13,610	695,004
*	Jazan Energy & Development Co.	15,726	75,226
*	L’Azurde Co. for Jewelry	22,713	107,015
	Leejam Sports Co. JSC	8,163	239,645
	Maharah Human Resources Co.	7,053	152,790
*	Malath Cooperative Insurance Co.	4,696	25,961
*	Mediterranean & Gulf Insurance & Reinsurance Co.	24,919	100,029
*	Methanol Chemicals Co.	12,972	166,319
*	Middle East Paper Co.	13,506	224,638
*	Middle East Specialized Cables Co.	12,928	54,815
*	Mobile Telecommunications Co. Saudi Arabia	203,396	750,241
*	Nama Chemicals Co.	4,824	52,836
*	National Agriculture Development Co.	31,401	266,246
	National Co. for Glass Industries	5,644	58,762
	National Co. for Learning & Education	1,983	28,406
	National Gas & Industrialization Co.	12,876	166,408
*	Rabigh Refining & Petrochemical Co.	89,780	683,073
	Riyad Bank	250,659	2,716,413
*	SABB Takaful Co.	5,832	31,108
	SABIC Agri-Nutrients Co.	39,793	1,714,227
	Sahara International Petrochemical Co.	156,478	2,343,993
*	Salama Cooperative Insurance Co.	1,614	5,652
*	Saudi Arabian Cooperative Insurance Co.	5,253	30,391
*	Saudi Arabian Mining Co.	74,139	2,699,894
	Saudi Automotive Services Co.	12,855	128,740
	Saudi Basic Industries Corp.	128,815	4,462,365
	Saudi British Bank	114,904	1,364,164
	Saudi Ceramic Co.	19,959	271,885
*	Saudi Co. For Hardware CJSC	14,246	156,683
*	Saudi Ground Services Co.	34,876	317,828
	Saudi Industrial Investment Group	106,400	922,332
	Saudi Industrial Services Co.	26,893	199,639
	Saudi Investment Bank (The)	101,862	621,954
*	Saudi Kayan Petrochemical Co.	332,293	1,636,793
*	Saudi Marketing Co.	13,951	98,938
	Saudi National Bank	206,811	4,334,720
*	Saudi Paper Manufacturing Co.	3,323	40,478
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,416	223,067
*	Saudi Printing & Packaging Co.	8,233	43,340
*	Saudi Public Transport Co.	23,389	132,849
*	Saudi Re for Cooperative Reinsurance Co.	22,774	92,688

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Real Estate Co.	32,568	$191,271
*	Saudi Research & Media Group	10,001	698,443
*	Saudi Steel Pipe Co.	4,989	32,173
	Saudi Telecom Co.	127,270	3,913,622
	Saudia Dairy & Foodstuff Co.	7,228	338,016
	Savola Group	82,091	776,059
*	Seera Group Holding	78,432	455,529
*	Takween Advanced Industries Co.	13,249	52,896
	United Electronics Co.	12,062	414,579
	United International Transportation Co.	14,860	194,300
	United Wire Factories Co.	7,305	59,051
*	Walaa Cooperative Insurance Co.	15,681	68,593
	Yanbu National Petrochemical Co.	75,162	1,214,845
	Zahrat Al Waha For Trading Co.	2,491	59,370
*	Zamil Industrial Investment Co.	15,585	94,840

TOTAL SAUDI ARABIA			58,058,929

SOUTH AFRICA — (3.8%)
#	Absa Group Ltd.	168,148	1,816,598
	Adcock Ingram Holdings Ltd.	36,601	124,020
	Advtech Ltd.	261,363	294,765
	AECI Ltd.	62,237	401,559
	Afrimat Ltd.	12,670	52,151
	Alexander Forbes Group Holdings Ltd.	303,564	89,866
	Altron Ltd., Class A	122,825	67,062
	Alviva Holdings Ltd.	81,663	103,494
	Anglo American Platinum Ltd.	8,340	921,928
	AngloGold Ashanti Ltd.	1	21
	AngloGold Ashanti Ltd., Sponsored ADR	98,853	2,018,578
*	ArcelorMittal South Africa Ltd.	98,067	50,277
	Astral Foods Ltd.	22,266	214,403
#*	Aveng Ltd.	47,692	44,159
	AVI Ltd.	111,646	484,348
	Barloworld Ltd.	116,255	839,404
	Bid Corp. Ltd.	55,967	1,175,307
	Bidvest Group Ltd.	88,468	1,212,773
*	Blue Label Telecoms Ltd.	207,116	73,551
*	Brait PLC	400,143	107,450
	Capitec Bank Holdings Ltd.	7,062	985,782
	Cashbuild Ltd.	7,997	143,123
	Caxton & CTP Publishers & Printers Ltd.	26,485	17,164
*	City Lodge Hotels Ltd.	168,795	48,000
	Clicks Group Ltd.	58,265	1,146,630
	Coronation Fund Managers Ltd.	95,431	251,354
	Curro Holdings Ltd.	46,255	30,662
	DataTec Ltd.	131,653	326,712
Ω	Dis-Chem Pharmacies Ltd.	143,437	349,776
*	Discovery Ltd.	92,607	889,178
	DRDGOLD Ltd., Sponsored ADR	5,808	46,464
	DRDGOLD Ltd.	70,516	57,442
*	EOH Holdings Ltd.	18,622	6,424
*	Famous Brands Ltd.	23,982	96,876
	FirstRand Ltd.	537,756	2,315,943
	Foschini Group Ltd.	81,429	713,422
	Gold Fields Ltd., Sponsored ADR	192,451	2,584,617
	Grand Parade Investments Ltd.	131,391	22,343
	Grindrod Ltd.	196,706	85,105
	Grindrod Shipping Holdings Ltd.	2,400	60,825
	Harmony Gold Mining Co. Ltd.	110,175	449,160

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	187,732	$767,824
	Hudaco Industries Ltd.	13,408	125,446
	Impala Platinum Holdings Ltd.	262,940	3,401,238
	Investec Ltd.	107,316	650,722
	Italtile Ltd.	132,908	143,874
	JSE Ltd.	29,059	205,119
	KAP Industrial Holdings Ltd.	1,429,503	462,101
	Kumba Iron Ore Ltd.	11,942	396,456
	Lewis Group Ltd.	31,623	96,198
	Libstar Holdings Ltd.	68,247	24,255
	Long4Life Ltd.	245,929	94,298
*	Massmart Holdings Ltd.	30,385	80,230
	Metair Investments Ltd.	96,324	172,779
	MiX Telematics Ltd., Sponsored ADR	8,700	96,135
	Momentum Metropolitan Holdings	496,206	527,241
	Motus Holdings Ltd.	92,372	668,090
	Mpact Ltd.	67,311	137,967
	Mr Price Group Ltd.	84,653	1,147,399
	MTN Group Ltd.	511,523	5,425,210
	MultiChoice Group	145,463	1,186,641
*	Murray & Roberts Holdings Ltd.	144,674	101,431
*	Nampak Ltd.	295,007	54,937
	Naspers Ltd., Class N	11,309	1,140,580
	Nedbank Group Ltd.	132,973	1,856,884
	NEPI Rockcastle PLC	115,648	707,594
	Ninety One Ltd.	55,800	179,400
*	Northam Platinum Holdings Ltd.	82,999	989,293
	Oceana Group Ltd.	44,494	155,830
	Old Mutual Ltd.	1,424,004	1,142,406
	Omnia Holdings Ltd.	90,817	479,082
Ω	Pepkor Holdings Ltd.	455,319	613,977
	Pick n Pay Stores Ltd.	140,831	513,087
*	PPC Ltd.	570,869	138,884
*	PSG Group Ltd.	34,279	207,199
	PSG Konsult Ltd.	145,372	124,820
	Raubex Group Ltd.	81,441	216,865
	RCL Foods Ltd.	31,776	22,591
	Reunert Ltd.	89,471	249,561
	RFG Holdings Ltd.	55,653	42,136
	Royal Bafokeng Platinum Ltd.	74,273	742,007
	Sanlam Ltd.	365,002	1,512,035
	Santam Ltd.	10,668	195,841
*	Sappi Ltd.	356,384	1,304,784
	Shoprite Holdings Ltd.	89,057	1,286,342
	Sibanye Stillwater Ltd.	397,628	1,375,654
#	Sibanye Stillwater Ltd., ADR	88,124	1,210,828
	SPAR Group Ltd.	46,635	489,176
	Spur Corp. Ltd.	44,681	66,311
*	Stadio Holdings Ltd.	36,856	9,638
	Standard Bank Group Ltd.	256,539	2,718,668
*	Steinhoff International Holdings NV	425,199	70,110
	Super Group Ltd.	224,428	380,619
*	Telkom SA SOC Ltd.	188,149	567,013
	Tiger Brands Ltd.	55,612	546,535
	Transaction Capital Ltd.	69,731	223,659
	Truworths International Ltd.	157,402	561,560
*	Tsogo Sun Hotels Ltd.	107,177	22,106
	Vodacom Group Ltd.	59,212	568,717
	Wilson Bayly Holmes-Ovcon Ltd.	22,138	104,506

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings Ltd.	267,169	$1,000,158

TOTAL SOUTH AFRICA			60,420,763

SOUTH KOREA — (14.2%)
*	3S Korea Co. Ltd.	8,243	21,186
	ABco Electronics Co. Ltd.	3,678	34,717
*	Able C&C Co. Ltd.	2,437	14,700
	ABOV Semiconductor Co. Ltd.	4,484	48,633
*	Abpro Bio Co. Ltd.	45,652	30,492
*	Actoz Soft Co. Ltd.	1,928	17,750
	ADTechnology Co. Ltd.	2,281	32,175
	Advanced Nano Products Co. Ltd.	783	43,181
	Advanced Process Systems Corp.	4,776	90,541
	Aekyung Industrial Co. Ltd.	3,139	48,977
*	AeroSpace Technology of Korea, Inc.	11,790	61,393
	AfreecaTV Co. Ltd.	2,680	229,721
*	AFW Co. Ltd.	3,910	14,810
*	Agabang&Company	7,026	25,094
	Ahnlab, Inc.	849	69,581
*	Air Busan Co. Ltd.	13,202	23,977
	AJ Networks Co. Ltd.	9,486	49,966
*	Ajin Industrial Co. Ltd.	15,410	37,108
	AK Holdings, Inc.	2,659	44,975
*	Alpha Holdings, Inc.	13,989	31,871
*	Alteogen, Inc.	1,217	54,884
*	ALUKO Co. Ltd.	23,115	66,295
*	Amicogen, Inc.	1,800	45,056
*	Aminologics Co. Ltd.	10,765	20,423
*	Amo Greentech Co. Ltd.	2,151	20,435
	Amorepacific Corp.	5,683	808,724
	Amorepacific Group	5,550	218,344
*	Amotech Co. Ltd.	2,051	47,025
*	Anam Electronics Co. Ltd.	28,466	52,921
*	Ananti, Inc.	17,628	121,572
*	Anterogen Co. Ltd.	1,366	26,030
*	Apact Co. Ltd.	6,201	31,453
*	Aprogen Medicines, Inc.	91,511	111,993
	APS Holdings Corp.	2,964	30,846
	APTC Co. Ltd.	4,938	79,894
*	Asia Business Daily Co. Ltd.	4,913	11,369
	Asia Pacific Satellite, Inc.	1,533	18,655
	Asia Paper Manufacturing Co. Ltd.	2,346	82,587
*	Asiana Airlines, Inc.	5,570	87,998
	Atec Co. Ltd.	2,014	21,401
*	A-Tech Solution Co. Ltd.	1,734	17,629
	Atinum Investment Co. Ltd.	13,201	47,779
	AUK Corp.	11,649	24,574
	Aurora World Corp.	2,940	24,156
	Autech Corp.	3,791	28,658
	Avaco Co. Ltd.	3,893	33,094
*	Avatec Co. Ltd.	1,270	14,561
	Baiksan Co. Ltd.	5,179	50,640
*††	Barun Electronics Co. Ltd.	34	6
*	Barunson Entertainment & Arts Corp.	34,469	37,433
	Bcworld Pharm Co. Ltd.	1,425	13,623
*	Benoholdings, Inc.	3,580	13,450
	BGF Co. Ltd.	15,592	70,052
	BGF retail Co. Ltd.	2,051	293,376
	BH Co. Ltd.	8,904	189,158

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	SOUTH KOREA — (Continued)
*	BHI Co. Ltd.	4,633	$21,174
*	Binex Co. Ltd.	3,540	43,142
	Binggrae Co. Ltd.	3,085	134,490
*	Biolog Device Co. Ltd.	8,424	10,203
*	Bioneer Corp.	6,019	144,165
*	BioSmart Co. Ltd.	5,234	19,985
	BIT Computer Co. Ltd.	4,083	28,675
	Bixolon Co. Ltd.	3,947	22,443
	Bluecom Co. Ltd.	2,991	24,961
	BNK Financial Group, Inc.	71,549	443,746
	Boditech Med, Inc.	7,161	81,096
	BoKwang Industry Co. Ltd.	5,306	34,336
	Bolak Co. Ltd.	8,270	14,005
	Bookook Securities Co. Ltd.	1,360	26,332
*	Bosung Power Technology Co. Ltd.	4,497	24,392
	Bubang Co. Ltd.	9,037	23,438
	Bukwang Pharmaceutical Co. Ltd.	8,479	78,880
	Busan Industrial Co. Ltd.	199	17,979
	BusinessOn Communication Co. Ltd.	1,802	15,979
	BYC Co. Ltd.	139	50,230
*	BYON Co. Ltd.	11,067	7,146
	Byucksan Corp.	18,730	57,609
*	Caelum Co. Ltd.	3,189	10,516
*	Cafe24 Corp.	2,651	39,351
*	CammSys Corp.	22,883	33,081
	Camus Engineering & Construction, Inc.	20,344	40,907
	Cape Industries Ltd.	7,657	31,065
*	Capro Corp.	11,235	40,689
	Caregen Co. Ltd.	949	97,304
*	Carelabs Co. Ltd.	2,530	17,608
	Cell Biotech Co. Ltd.	1,443	18,848
#	Celltrion Healthcare Co. Ltd.	7,554	380,426
*	Celltrion Pharm, Inc.	2,503	181,919
*	Cellumed Co. Ltd.	7,247	32,103
*	Central Motek Co. Ltd.	2,496	34,962
	Changhae Ethanol Co. Ltd.	1,423	16,043
*	Charm Engineering Co. Ltd.	22,386	22,449
*	Cheil Bio Co. Ltd.	6,609	12,261
	Cheil Worldwide, Inc.	16,465	328,720
	Chemtronics Co. Ltd.	3,793	77,293
*	Chemtros Co. Ltd.	3,277	24,743
	Cheryong Electric Co. Ltd.	2,732	11,039
*	ChinHung International, Inc.	23,471	49,993
	Chinyang Holdings Corp.	9,810	29,005
	Chips&Media, Inc.	1,109	17,677
*	Choa Pharmaceutical Co.	4,050	10,565
*	Choil Aluminum Co. Ltd.	12,351	23,988
	Chong Kun Dang Pharmaceutical Corp.	2,594	202,678
	Choong Ang Vaccine Laboratory	2,018	23,104
*	Chorokbaem Healthcare Co. Ltd.	33,794	33,389
*	Chorokbaem Media Co. Ltd.	14,666	28,705
	Chosun Refractories Co. Ltd.	661	42,558
	Chunbo Co. Ltd.	553	120,061
	CJ CheilJedang Corp.	3,771	1,185,869
	CJ Corp.	6,789	463,834
	CJ ENM Co. Ltd.	4,162	418,028
	CJ Freshway Corp.	1,408	45,697
*	CJ Logistics Corp.	3,292	318,773
*	CJ Seafood Corp.	4,489	14,979

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CKD Bio Corp.	1,229	$34,479
#	Classys, Inc.	5,466	88,985
	Clean & Science Co. Ltd.	1,035	12,529
	CLIO Cosmetics Co. Ltd.	1,429	24,003
*††	CNT85, Inc.	170	1,334
*	CoAsia Corp.	4,262	27,981
*	CODI-M Co. Ltd.	66,320	9,986
*	Com2uS Holdings Corp.	707	46,565
	Com2uSCorp.	2,956	219,643
	Commax Co. Ltd.	3,710	13,186
*	Comtec Systems Co. Ltd.	54,597	42,549
*	ContentreeJoongAng Corp.	983	35,048
*	Coreana Cosmetics Co. Ltd.	6,531	24,354
	Cosmax BTI, Inc.	1,847	20,624
*	COSMAX NBT, Inc.	3,810	19,525
	Cosmax, Inc.	3,664	246,339
*	Cosmecca Korea Co. Ltd.	1,651	20,115
*	CosmoAM&T Co. Ltd.	3,918	170,796
*	Cosmochemical Co. Ltd.	3,560	46,792
	Coway Co. Ltd.	14,029	785,766
	Coweaver Co. Ltd.	2,317	16,517
	Cowintech Co. Ltd.	1,080	26,159
	Creas F&C Co. Ltd.	946	29,939
*	Creative & Innovative System	6,808	71,073
	Creverse, Inc.	404	9,855
	Crown Confectionery Co. Ltd.	1,634	15,134
	CROWNHAITAI Holdings Co. Ltd.	3,077	25,167
*	CrystalGenomics, Inc.	13,924	55,981
*	CS Bearing Co. Ltd.	1,168	15,813
	CS Wind Corp.	1,504	70,364
*	CTC BIO, Inc.	3,110	24,518
*	Cube Entertainment, Inc.	1,235	16,556
	Cuckoo Holdings Co. Ltd.	3,956	58,465
	Cuckoo Homesys Co. Ltd.	3,649	101,344
*	Curexo, Inc.	4,984	31,096
*	Curo Co. Ltd.	85,448	31,008
*	CUROCOM Co. Ltd.	14,013	12,742
	Cymechs, Inc.	2,466	36,400
*	D&C Media Co. Ltd.	764	19,009
	D.I Corp.	6,060	41,495
*	DA Technology Co. Ltd.	5,161	18,341
	Dae Han Flour Mills Co. Ltd.	512	72,172
	Dae Hwa Pharmaceutical Co. Ltd.	3,709	24,481
	Dae Hyun Co. Ltd.	11,147	24,687
*	Dae Won Chemical Co. Ltd.	6,386	14,209
	Dae Won Kang Up Co. Ltd.	18,032	49,506
*	Dae Young Packaging Co. Ltd.	19,091	34,556
*	Dae Yu Co. Ltd.	6,267	29,735
*	Daea TI Co. Ltd.	9,962	34,449
*	Daebo Magnetic Co. Ltd.	664	24,570
	Daebongls Co. Ltd.	3,295	27,133
	Daechang Co. Ltd.	33,874	56,389
	Daechang Forging Co. Ltd.	651	2,503
*	Daechang Solution Co. Ltd.	25,510	10,419
	Daedong Corp.	8,895	103,294
	Daeduck Electronics Co. Ltd.	9,304	220,819
	Daehan Steel Co. Ltd.	6,724	117,154
*	DAEHO AL Co. Ltd.	6,587	16,373
*	Dae-Il Corp.	6,283	27,019

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daejoo Electronic Materials Co. Ltd.	2,461	$158,801
	Daejung Chemicals & Metals Co. Ltd.	967	15,826
	Daekyo Co. Ltd.	8,911	28,504
	Daelim B&Co Co. Ltd.	4,387	27,436
*	Daemyung Sonoseason Co. Ltd.	22,117	22,094
	Daesang Corp.	12,237	244,646
	Daesang Holdings Co. Ltd.	6,972	58,189
*	Daesung Eltec Co. Ltd.	21,022	12,238
	Daesung Energy Co. Ltd.	2,270	32,501
	Daesung Holdings Co. Ltd.	1,401	66,482
*	Daesung Industrial Co. Ltd.	9,382	41,261
*	Daesung Private Equity, Inc.	7,539	17,645
*	Daewon Cable Co. Ltd.	13,750	21,800
*	Daewon Media Co. Ltd.	2,290	30,193
	Daewon Pharmaceutical Co. Ltd.	6,562	93,292
	Daewon San Up Co. Ltd.	6,131	31,061
*	Daewoo Electronic Components Co. Ltd.	10,614	19,305
*	Daewoo Engineering & Construction Co. Ltd.	78,322	415,195
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,903	348,472
	Daewoong Co. Ltd.	5,886	139,603
	Daewoong Pharmaceutical Co. Ltd.	1,059	152,364
	Daihan Pharmaceutical Co. Ltd.	2,228	51,400
	Daishin Securities Co. Ltd.	18,605	259,054
*	Danal Co. Ltd.	10,543	78,500
*	Danawa Co. Ltd.	2,714	44,819
	Daou Data Corp.	10,954	121,377
	Daou Technology, Inc.	14,184	231,809
*	Dasan Networks, Inc.	8,345	43,926
	Dawonsys Co. Ltd.	5,106	118,392
*	Dayou Automotive Seat Technology Co. Ltd.	37,134	35,072
*	Dayou Plus Co. Ltd.	20,668	19,954
	DB Financial Investment Co. Ltd.	18,822	96,700
	DB HiTek Co. Ltd.	9,025	473,344
	DB Insurance Co. Ltd.	22,155	1,183,220
*	DB, Inc.	53,148	41,255
	DCM Corp.	1,844	39,249
	Dentium Co. Ltd.	2,353	125,384
	Deutsch Motors, Inc.	11,957	105,860
*	Development Advance Solution Co. Ltd.	6,743	25,757
	Device ENG Co. Ltd.	2,741	50,059
*	Dexter Studios Co. Ltd.	3,547	48,784
	DGB Financial Group, Inc.	91,952	648,155
	DHP Korea Co. Ltd.	4,848	27,839
	DI Dong Il Corp.	5,630	106,957
	Digital Daesung Co. Ltd.	6,132	41,402
*	DIO Corp.	3,260	87,532
	Display Tech Co. Ltd.	4,122	25,624
	DL Construction Co. Ltd.	3,864	82,611
	DL E&C Co. Ltd.	13,214	621,483
	DL Holdings Co. Ltd.	5,269	256,796
	DMS Co. Ltd.	10,092	50,102
	DNF Co. Ltd.	2,134	37,345
	Dohwa Engineering Co. Ltd.	5,055	34,905
	Dong A Eltek Co. Ltd.	3,797	28,056
	Dong Ah Tire & Rubber Co. Ltd.	2,864	28,825
	Dong-A Hwasung Co. Ltd.	4,478	39,647
	Dong-A ST Co. Ltd.	2,582	143,089
	Dong-Ah Geological Engineering Co. Ltd.	4,005	64,055
*	Dongbang Transport Logistics Co. Ltd.	19,111	51,115

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongbu Corp.	4,773	$50,309
	Dongil Industries Co. Ltd.	543	75,897
	Dongjin Semichem Co. Ltd.	11,679	344,165
	Dongkoo Bio & Pharma Co. Ltd.	3,136	18,391
	DongKook Pharmaceutical Co. Ltd.	8,355	148,250
	Dongkuk Industries Co. Ltd.	15,392	43,273
	Dongkuk Steel Mill Co. Ltd.	39,966	584,421
	Dongkuk Structures & Construction Co. Ltd.	11,396	51,328
	Dongsin Engineering & Construction	817	19,184
	Dongsuh Cos., Inc.	5,007	105,752
	Dongsung Chemical Co. Ltd.	15,065	58,123
	Dongsung Finetec Co. Ltd.	5,832	54,645
*	Dongsung Pharmaceutical Co. Ltd.	1,125	7,463
*	Dongwha Enterprise Co. Ltd.	1,322	84,509
	Dongwha Pharm Co. Ltd.	10,329	103,748
	Dongwon Development Co. Ltd.	20,377	83,419
	Dongwon F&B Co. Ltd.	760	107,023
	Dongwon Industries Co. Ltd.	689	135,779
	Dongwon Systems Corp.	1,184	54,880
	Dongwoon Anatech Co. Ltd.	3,186	15,180
	Dongyang E&P, Inc.	2,221	30,084
*	Dongyang Steel Pipe Co. Ltd.	18,247	20,243
	Doosan Bobcat, Inc.	18,148	589,686
	Doosan Co. Ltd.	3,549	248,814
*	Doosan Enerbility	26,357	419,344
*	Doosan Fuel Cell Co. Ltd.	2,956	80,305
	DoubleUGames Co. Ltd.	4,310	168,428
	Douzone Bizon Co. Ltd.	3,784	121,124
	DRB Holding Co. Ltd.	3,863	16,618
*	Dream Security Co. Ltd.	11,309	36,796
	Dreamtech Co. Ltd.	10,806	89,276
*	Dreamus Co.	2,691	9,509
	Drgem Corp.	1,032	8,141
*	DRTECH Corp.	15,498	19,533
*	DSK Co. Ltd.	3,466	19,373
	DTR Automotive Corp.	1,798	110,572
*	Duk San Neolux Co. Ltd.	2,327	76,389
*	Duksan Hi-Metal Co. Ltd.	4,710	35,180
*	Duksan Techopia Co. Ltd.	1,125	20,528
	Duksung Co. Ltd.	3,683	23,856
	DY Corp.	8,382	57,902
	DY POWER Corp.	3,899	45,225
	DYPNF Co. Ltd.	935	27,831
*	E Investment&Development Co. Ltd.	223,714	31,527
*	E& Corp. Co. Ltd.	4,204	12,820
*	E&D Co. Ltd.	1,006	21,124
*	E&M Co. Ltd.	45,035	21,776
	E1 Corp.	1,203	47,892
	Eagle Veterinary Technology Co. Ltd.	2,897	17,665
	Eagon Industrial Ltd.	2,383	24,582
	Easy Bio, Inc.	7,041	37,021
	Easy Holdings Co. Ltd.	20,602	83,657
	eBEST Investment & Securities Co. Ltd.	7,507	45,284
	Echo Marketing, Inc.	5,078	80,000
*	EcoBio Holdings Co. Ltd.	2,467	14,461
	Ecoplastic Corp.	19,200	43,578
	Ecopro BM Co. Ltd.	1,965	725,954
	Ecopro Co. Ltd.	8,681	572,269
	e-Credible Co. Ltd.	1,402	21,058

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Eehwa Construction Co. Ltd.	2,332	$15,813
*	EG Corp.	493	4,668
*	Ehwa Technologies Information Co. Ltd.	40,976	36,678
	Elentec Co. Ltd.	3,096	54,976
	e-LITECOM Co. Ltd.	4,512	24,977
	E-MART, Inc.	4,820	498,766
*	EMKOREA Co. Ltd.	8,717	24,303
	EM-Tech Co. Ltd.	3,368	101,589
*	Enex Co. Ltd.	9,817	17,956
	ENF Technology Co. Ltd.	4,871	134,238
*	Enplus Co. Ltd.	4,630	14,231
*	Enzychem Lifesciences Corp.	1,029	17,958
	Eo Technics Co. Ltd.	2,029	177,798
	Estechpharma Co. Ltd.	2,989	22,826
*	ESTsoft Corp.	1,284	12,580
*	E-TRON Co. Ltd.	112,634	24,292
	Eugene Corp.	25,711	104,875
	Eugene Investment & Securities Co. Ltd.	27,685	71,546
	Eugene Technology Co. Ltd.	4,692	157,824
	Eusu Holdings Co. Ltd.	6,956	33,581
*	EV Advanced Material Co. Ltd.	9,902	13,733
*	E-World	14,086	30,172
*	Exem Co. Ltd.	9,063	34,198
	Exicon Co. Ltd.	1,739	17,436
	ezCaretech Co. Ltd.	672	22,537
	F&F Co. Ltd.	5,740	633,691
	Farmsco	6,812	39,279
	FarmStory Co. Ltd.	10,482	37,987
	Fila Holdings Corp.	25,803	659,292
	Fine Semitech Corp.	4,773	83,022
*	Finetek Co. Ltd.	17,074	18,173
*	FNC Entertainment Co. Ltd.	1,512	11,593
	Foosung Co. Ltd.	17,799	263,402
*	FSN Co. Ltd.	3,829	18,511
	Fursys, Inc.	1,797	52,051
	Gabia, Inc.	4,174	45,751
	Galaxia Moneytree Co. Ltd.	2,236	15,542
	Gaon Cable Co. Ltd.	1,471	30,553
*	GemVax & Kael Co. Ltd.	4,742	55,011
	Gemvaxlink Co. Ltd.	20,694	26,850
*	Genematrix, Inc.	3,848	17,879
*	Genexine, Inc.	4,428	140,225
*	Genie Music Corp.	5,141	21,100
*	GenNBio, Inc.	14,237	25,713
*	GenoFocus, Inc.	2,897	14,238
	GENOLUTION, Inc.	3,295	35,509
*	Genomictree, Inc.	1,846	17,096
	Genoray Co. Ltd.	4,726	39,422
	Geumhwa PSC Co. Ltd.	1,944	49,494
*	Gigalane Co. Ltd.	11,619	19,688
	Global Standard Technology Co. Ltd.	2,811	68,073
	GMB Korea Corp.	4,841	22,039
	GnCenergy Co. Ltd.	2,482	9,317
	Golfzon Co. Ltd.	1,742	222,612
	Golfzon Newdin Holdings Co. Ltd.	7,168	49,593
*††	Good People Co. Ltd.	8,494	1,338
#	Gradiant Corp.	14,161	50,960
	Green Chemical Co. Ltd.	2,679	20,514
	Green Cross Corp.	894	132,698

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Green Cross Holdings Corp.	9,505	$165,244
*	Green Cross Medical Science Corp.	2,202	11,533
	Green Cross Wellbeing Corp.	2,484	18,147
	GS Engineering & Construction Corp.	23,709	780,730
	GS Holdings Corp.	18,437	636,880
	GS Retail Co. Ltd.	15,751	356,534
	Gwangju Shinsegae Co. Ltd.	1,600	46,727
	Haatz, Inc.	1,115	8,567
	Hae In Corp.	3,104	15,802
	HAESUNG DS Co. Ltd.	3,958	217,602
	Haitai Confectionery & Foods Co. Ltd.	2,525	17,534
	Halla Corp.	12,823	55,456
	Halla Holdings Corp.	3,405	112,883
*	Han Chang Corp.	24,990	14,477
	Han Kuk Carbon Co. Ltd.	6,109	62,947
	Hana Financial Group, Inc.	71,408	2,651,131
	Hana Materials, Inc.	2,798	137,520
*	Hana Micron, Inc.	16,647	232,319
	Hana Pharm Co. Ltd.	2,648	41,879
*	Hanall Biopharma Co. Ltd.	6,016	86,771
	HanChang Paper Co. Ltd.	20,641	35,747
*	Hancom WITH, Inc.	2,623	15,798
*	Hancom, Inc.	4,790	76,674
	Handok, Inc.	4,481	77,912
	Handsome Co. Ltd.	7,877	219,655
	Hanil Holdings Co. Ltd.	5,758	61,136
	Hanil Iron & Steel Co. Ltd.	6,765	28,532
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,693	17,530
*	Hanjin Kal Corp.	1,052	47,573
	Hanjin Transportation Co. Ltd.	3,571	92,900
	Hankook Shell Oil Co. Ltd.	303	61,031
*	Hankook Technology, Inc.	25,601	16,521
	Hankook Tire & Technology Co. Ltd.	29,632	813,302
*	Hankuk Steel Wire Co. Ltd.	5,428	27,334
	Hanmi Semiconductor Co. Ltd.	15,744	186,890
	HanmiGlobal Co. Ltd.	3,314	35,103
	Hannong Chemicals, Inc.	1,548	19,500
	Hanon Systems	52,267	467,735
*	Hans Biomed Corp.	1,476	13,011
#	Hansae Co. Ltd.	7,886	161,302
	Hansae Yes24 Holdings Co. Ltd.	6,281	34,014
	Hanshin Construction Co. Ltd.	4,020	56,062
	Hanshin Machinery Co.	3,749	36,908
	Hansol Chemical Co. Ltd.	2,270	436,758
	Hansol Holdings Co. Ltd.	19,120	53,702
	Hansol HomeDeco Co. Ltd.	30,820	43,414
	Hansol Logistics Co. Ltd.	8,822	30,284
	Hansol Paper Co. Ltd.	9,682	111,885
*	Hansol Technics Co. Ltd.	9,667	52,417
#	Hanssem Co. Ltd.	2,857	176,634
*	Hanwha General Insurance Co. Ltd.	35,940	134,249
	Hanwha Investment & Securities Co. Ltd.	55,055	206,511
*	Hanwha Life Insurance Co. Ltd.	122,230	283,238
*	Hanwha Solutions Corp.	45,752	1,149,928
	Hanyang Eng Co. Ltd.	5,655	70,370
	Hanyang Securities Co. Ltd.	5,181	56,195
	Harim Co. Ltd.	26,787	80,667
*	HB SOLUTION Co. Ltd.	1,778	26,980
	HB Technology Co. Ltd.	22,960	43,536

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Co. Ltd.	16,781	$770,593
	HDC Holdings Co. Ltd.	13,680	77,903
	HDC Hyundai Development Co. Engineering & Construction, Class E	19,170	226,403
	HDC Hyundai Engineering Plastics Co. Ltd.	4,988	18,621
	HDCLabs Co. Ltd.	2,261	17,906
#*	Helixmith Co. Ltd.	7,110	117,746
*	Heungkuk Fire & Marine Insurance Co. Ltd.	14,431	45,127
*	HFR, Inc.	1,636	41,581
	High Tech Pharm Co. Ltd.	1,223	11,840
	HIMS Co. Ltd.	1,778	12,703
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	52,721
*	HJ Shipbuilding & Construction Co. Ltd.	4,922	30,682
*	HLB Global Co. Ltd.	4,117	25,216
#*	HLB Life Science Co. Ltd.	14,982	121,553
*	HLB Therapeutics Co. Ltd.	4,231	28,302
*	HLB, Inc.	5,602	136,351
	HLscience Co. Ltd.	625	19,475
#	HMM Co. Ltd.	91,146	2,020,315
*	Home Center Holdings Co. Ltd.	40,607	55,424
*	Homecast Co. Ltd.	8,164	19,809
	Hotel Shilla Co. Ltd.	7,959	506,486
	HS Industries Co. Ltd.	19,339	91,429
*	HSD Engine Co. Ltd.	3,945	33,160
*	Hugel, Inc.	1,182	116,359
*	Humax Co. Ltd.	14,260	50,922
	Humedix Co. Ltd.	1,789	29,816
	Huons Co. Ltd.	3,135	106,627
	Huons Global Co. Ltd.	2,929	65,436
	Husteel Co. Ltd.	2,508	46,877
	Huvis Corp.	8,020	49,195
	Huvitz Co. Ltd.	4,994	42,475
	Hwa Shin Co. Ltd.	10,954	72,801
	Hwacheon Machine Tool Co. Ltd.	515	14,472
*	Hwail Pharm Co. Ltd.	19,396	50,514
	Hwangkum Steel & Technology Co. Ltd.	4,431	34,585
	Hwaseung Corp. Co. Ltd.	17,637	24,317
	Hwaseung Enterprise Co. Ltd.	4,636	59,827
	Hwaseung R&A Co. Ltd.	5,786	21,230
	HwaSung Industrial Co. Ltd.	4,660	82,030
*	HYBE Co. Ltd.	426	83,661
	Hy-Lok Corp.	4,195	61,775
	Hyosung Advanced Materials Corp.	698	259,825
*	Hyosung Chemical Corp.	899	158,602
	Hyosung Corp.	3,898	255,296
*	Hyosung Heavy Industries Corp.	2,220	96,708
	Hyosung TNC Corp.	1,636	528,619
	HyosungITX Co. Ltd.	1,039	14,391
	Hyundai Autoever Corp.	511	53,532
	Hyundai Bioland Co. Ltd.	2,761	39,247
	Hyundai BNG Steel Co. Ltd.	3,709	52,503
	Hyundai Construction Equipment Co. Ltd.	6,049	176,505
	Hyundai Corp.	4,149	60,968
	Hyundai Corp. Holdings, Inc.	2,602	26,574
	Hyundai Department Store Co. Ltd.	5,963	354,899
*	Hyundai Doosan Infracore Co. Ltd.	88,725	458,953
*	Hyundai Electric & Energy System Co. Ltd.	9,364	160,021
	Hyundai Elevator Co. Ltd.	9,279	260,552
*	Hyundai Energy Solutions Co. Ltd.	2,426	42,301
	Hyundai Engineering & Construction Co. Ltd.	18,938	658,813

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Ezwel Co. Ltd.	4,703	$39,784
	Hyundai Futurenet Co. Ltd.	21,018	56,055
	Hyundai Greenfood Co. Ltd.	18,657	134,580
	Hyundai Home Shopping Network Corp.	2,566	122,337
	Hyundai HT Co. Ltd.	2,596	20,781
	Hyundai Livart Furniture Co. Ltd.	4,546	52,704
	Hyundai Marine & Fire Insurance Co. Ltd.	28,489	734,262
*	Hyundai Mipo Dockyard Co. Ltd.	3,467	227,589
	Hyundai Mobis Co. Ltd.	10,607	1,725,622
	Hyundai Motor Co.	18,191	2,639,290
	Hyundai Motor Securities Co. Ltd.	8,381	72,681
*	Hyundai Rotem Co. Ltd.	10,554	157,313
	Hyundai Steel Co.	32,044	1,088,909
#	Hyundai Wia Corp.	7,470	381,379
*	Hyungji Elite, Inc.	7,275	11,417
	Hyungkuk F&B Co. Ltd.	5,256	18,129
	HyVision System, Inc.	3,675	58,258
	i3system, Inc.	1,104	17,274
*	iA, Inc.	37,651	29,751
	ICD Co. Ltd.	5,962	51,832
*	Icure Pharm, Inc.	2,526	24,860
	IDIS Holdings Co. Ltd.	2,685	26,042
*	IHQ, Inc.	32,198	28,515
	Il Sung Construction Co. Ltd.	4,662	19,701
	Iljin Electric Co. Ltd.	9,122	40,457
	Iljin Holdings Co. Ltd.	8,430	36,818
	Iljin Materials Co. Ltd.	1,139	78,051
	Iljin Power Co. Ltd.	2,128	35,599
	Ilshin Spinning Co. Ltd.	690	67,061
	ilShinbiobase Co. Ltd.	3,674	10,033
	Ilsung Pharmaceuticals Co. Ltd.	338	22,830
	Ilyang Pharmaceutical Co. Ltd.	3,224	63,064
	iMarketKorea, Inc.	8,309	70,400
*	INBIOGEN Co. Ltd.	7,058	13,742
	InBody Co. Ltd.	3,338	76,769
*	INCON Co. Ltd.	23,367	23,640
	Incross Co. Ltd.	1,150	35,077
	Industrial Bank of Korea	97,613	866,109
	INFAC Corp.	3,813	29,929
*	Infinitt Healthcare Co. Ltd.	3,095	16,974
	InfoBank Corp.	1,192	16,560
*	Inhwa Precision Co. Ltd.	2,075	27,197
	INITECH Co. Ltd.	6,800	24,263
*	InkTec Co. Ltd.	1,927	11,022
*	INNO Instrument, Inc.	9,461	14,231
	Innocean Worldwide, Inc.	3,466	133,614
	InnoWireless, Inc.	1,034	31,609
	Innox Advanced Materials Co. Ltd.	7,249	280,401
*	Innox Corp.	852	15,474
*	Inscobee, Inc.	24,286	53,500
*	Insun ENT Co. Ltd.	10,014	87,773
*	Insung Information Co. Ltd.	10,915	23,655
	Intekplus Co. Ltd.	2,819	58,021
	Intellian Technologies, Inc.	954	58,501
	Intelligent Digital Integrated Security Co. Ltd.	1,743	35,617
*	Interflex Co. Ltd.	2,043	26,968
	Interojo Co. Ltd.	2,504	63,833
	INTOPS Co. Ltd.	5,223	154,409
*	iNtRON Biotechnology, Inc.	4,530	64,130

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Inzi Controls Co. Ltd.	5,722	$49,376
	INZI Display Co. Ltd.	12,593	25,035
*	Iones Co. Ltd.	6,315	47,876
	IS Dongseo Co. Ltd.	4,544	191,233
	ISC Co. Ltd.	2,797	78,015
	i-SENS, Inc.	2,148	49,183
*	ISU Abxis Co. Ltd.	3,988	25,097
	ISU Chemical Co. Ltd.	7,234	88,769
*	IsuPetasys Co. Ltd.	11,988	72,904
*	ITCEN Co. Ltd.	3,817	15,709
	ITM Semiconductor Co. Ltd.	1,624	45,285
	It’s Hanbul Co. Ltd.	1,615	33,600
*	Jaeyoung Solutec Co. Ltd.	16,720	12,414
*	Jahwa Electronics Co. Ltd.	3,794	103,493
*	Jayjun Cosmetic Co. Ltd.	12,369	13,493
	JB Financial Group Co. Ltd.	59,069	417,819
	JC Chemical Co. Ltd.	5,692	64,698
	JC Hyun System, Inc.	6,088	33,669
*	Jeju Semiconductor Corp.	8,133	34,354
	Jinsung T.E.C.	2,938	27,764
	JLS Co. Ltd.	3,636	22,003
*	JNK Heaters Co. Ltd.	5,529	28,636
*	JNTC Co. Ltd.	6,404	32,207
*	JoyCity Corp.	8,305	45,238
	JS Corp.	1,660	30,297
	Jungdawn Co. Ltd.	7,542	17,779
	Jusung Engineering Co. Ltd.	7,608	126,347
	JVM Co. Ltd.	1,700	25,029
	JW Life Science Corp.	3,290	39,166
	JYP Entertainment Corp.	7,401	343,348
	Kakao Corp.	4,939	345,007
*	Kanglim Co. Ltd.	7,932	14,965
	Kangnam Jevisco Co. Ltd.	1,835	37,219
*	Kangstem Biotech Co. Ltd.	9,275	27,758
	KAON Media Co. Ltd.	6,872	66,534
	KB Financial Group, Inc.	46,756	2,175,303
	KB Financial Group, Inc., ADR	46,853	2,151,490
	KC Co. Ltd.	3,423	59,878
*	KC Cottrell Co. Ltd.	2,568	10,936
	KC Green Holdings Co. Ltd.	7,765	26,145
	KC Tech Co. Ltd.	3,975	65,239
	KCC Corp.	1,237	329,748
	KCC Engineering & Construction Co. Ltd.	3,073	23,037
	KCC Glass Corp.	5,228	254,744
	KCTC	10,256	50,732
*	KEC Corp.	25,236	62,760
*	KEC Holdings Co. Ltd.	11,325	15,964
#	KEPCO Engineering & Construction Co., Inc.	1,611	92,461
	KEPCO Plant Service & Engineering Co. Ltd.	6,898	206,317
*	Kespion Co. Ltd.	3,658	4,080
	Keyang Electric Machinery Co. Ltd.	5,630	16,070
*	KEYEAST Co. Ltd.	3,383	29,233
	KG Chemical Corp.	3,946	131,299
	KG Eco Technology Service Co. Ltd.	5,268	60,342
#	Kginicis Co. Ltd.	7,291	99,510
	KGMobilians Co. Ltd.	9,604	65,657
*	KH FEELUX Co. Ltd.	47,263	83,896
	KH Vatec Co. Ltd.	4,990	78,898
	Kia Corp.	49,915	3,273,937

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KINX, Inc.	1,034	$43,518
	KISCO Corp.	7,715	55,050
	KISCO Holdings Co. Ltd.	4,668	67,629
	KISWIRE Ltd.	4,602	101,308
	KIWOOM Securities Co. Ltd.	7,418	553,601
*	KleanNara Co. Ltd.	11,719	44,002
	KL-Net Corp.	4,538	12,912
	KM Corp.	2,096	12,680
*	KMH Co. Ltd.	3,585	25,612
*	KMH Hitech Co. Ltd.	13,161	17,202
	Kocom Co. Ltd.	4,026	19,827
	Koentec Co. Ltd.	6,645	44,054
	Koh Young Technology, Inc.	11,321	171,453
	Kolmar BNH Co. Ltd.	4,947	133,622
	Kolmar Korea Co. Ltd.	4,482	165,769
	Kolmar Korea Holdings Co. Ltd.	4,219	75,273
	Kolon Corp.	3,506	76,779
	Kolon Global Corp.	3,039	50,413
	Kolon Industries, Inc.	9,355	455,655
	Kolon Plastic, Inc.	3,586	35,953
	KoMiCo Ltd.	2,410	103,158
*	KONA I Co. Ltd.	3,514	66,245
	Kopla Co. Ltd.	4,024	22,151
	Korea Alcohol Industrial Co. Ltd.	5,591	53,817
	Korea Arlico Pharm Co. Ltd.	2,061	12,091
	Korea Asset In Trust Co. Ltd.	27,658	85,628
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	59,267
*	Korea Circuit Co. Ltd.	3,801	85,855
	Korea District Heating Corp.	664	19,071
	Korea Electric Terminal Co. Ltd.	3,099	170,806
	Korea Electronic Certification Authority, Inc.	4,271	27,449
	Korea Electronic Power Industrial Development Co. Ltd.	2,656	26,773
	Korea Export Packaging Industrial Co. Ltd.	845	17,645
	Korea Flange Co. Ltd.	11,755	29,425
	Korea Gas Corp.	7,769	253,954
*	Korea Information & Communications Co. Ltd.	2,352	15,112
	Korea Investment Holdings Co. Ltd.	18,722	1,037,967
*	Korea Line Corp.	87,607	184,303
	Korea Petrochemical Ind Co. Ltd.	1,862	220,661
	Korea Petroleum Industries Co.	1,435	21,665
	Korea Pharma Co. Ltd.	514	13,425
	Korea Ratings Corp.	326	20,935
	Korea Real Estate Investment & Trust Co. Ltd.	61,288	106,585
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,790	704,253
	Korea Zinc Co. Ltd.	1,374	627,283
*	Korean Air Lines Co. Ltd.	56,382	1,328,523
	Korean Reinsurance Co.	38,301	293,053
*	Kortek Corp.	3,744	33,940
*	KOSES Co. Ltd.	874	7,280
*	KPM Tech Co. Ltd.	20,756	12,893
*	KPS Corp.	1,718	10,984
	KPX Chemical Co. Ltd.	1,121	48,472
	KSIGN Co. Ltd.	12,339	23,147
	KSS LINE Ltd.	8,802	83,464
*	KT Alpha Co. Ltd.	6,828	34,077
	KT Corp., Sponsored ADR	12,498	174,097
	KT Skylife Co. Ltd.	11,384	82,687
	KT Submarine Co. Ltd.	7,083	34,172
	KTB Investment & Securities Co. Ltd.	15,603	57,649

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KTCS Corp.	9,824	$18,955
	Ktis Corp.	11,445	23,267
	Kukdo Chemical Co. Ltd.	703	30,433
*	Kukdong Corp.	14,378	25,866
	Kukdong Oil & Chemicals Co. Ltd.	7,267	27,123
*	Kukje Pharma Co. Ltd.	3,945	18,327
	Kukjeon Pharmaceutical Co. Ltd.	3,661	23,284
*	Kum Yang Co. Ltd.	9,238	32,859
*	Kumho HT, Inc.	43,098	51,402
	Kumho Petrochemical Co. Ltd.	8,698	1,051,720
*	Kumho Tire Co., Inc.	35,800	121,589
	KUMHOE&C Co. Ltd.	8,584	69,985
	Kumkang Kind Co. Ltd.	8,100	64,415
	Kwang Myung Electric Co. Ltd.	10,184	22,385
	Kyeryong Construction Industrial Co. Ltd.	4,158	120,579
	Kyobo Securities Co. Ltd.	9,892	61,114
	Kyochon F&B Co. Ltd.	1,515	18,442
	Kyongbo Pharmaceutical Co. Ltd.	1,969	13,328
	Kyung Dong Navien Co. Ltd.	2,649	107,091
*	Kyung Nam Pharm Co. Ltd.	5,905	13,601
	Kyung Nong Corp.	1,022	11,318
	Kyungbang Co. Ltd.	5,365	67,383
*	Kyungchang Industrial Co. Ltd.	11,095	24,548
	KyungDong City Gas Co. Ltd.	1,502	31,573
	Kyung-In Synthetic Corp.	12,581	69,678
	L&C Bio Co. Ltd.	3,441	107,905
*	L&F Co. Ltd.	1,248	211,141
	LabGenomics Co. Ltd.	10,194	56,532
*	Lake Materials Co. Ltd.	15,024	53,685
*	LaonPeople, Inc.	1,440	14,550
	LB Semicon, Inc.	11,748	108,998
	LEADCORP, Inc. (The)	6,842	49,502
	Lee Ku Industrial Co. Ltd.	11,047	39,996
	LEENO Industrial, Inc.	2,370	328,526
	LF Corp.	9,746	150,649
	LG Chem Ltd.	9,895	4,052,645
	LG Corp.	14,146	816,909
#	LG Display Co. Ltd., ADR	158,872	1,021,547
	LG Display Co. Ltd.	34,347	448,785
	LG Electronics, Inc.	38,603	3,496,160
	LG HelloVision Co. Ltd.	15,905	80,415
	LG Household & Health Care Ltd.	1,783	1,276,950
	LG Innotek Co. Ltd.	4,530	1,229,161
	LG Uplus Corp.	102,489	1,132,216
	Lion Chemtech Co. Ltd.	3,023	19,886
*	Lock & Lock Co. Ltd.	7,256	59,833
*	Longtu Korea, Inc.	2,910	14,817
	LOT Vacuum Co. Ltd.	4,434	51,391
#	Lotte Chemical Corp.	6,326	976,364
#	Lotte Confectionery Co. Ltd.	890	87,822
	Lotte Corp.	6,544	176,546
*	Lotte Data Communication Co.	2,221	63,673
	LOTTE Fine Chemical Co. Ltd.	8,219	527,655
	Lotte Food Co. Ltd.	166	45,309
	LOTTE Himart Co. Ltd.	4,505	83,773
*	Lotte Non-Life Insurance Co. Ltd.	32,778	51,659
	Lotte Shopping Co. Ltd.	2,790	206,672
	LS Cable & System Asia Ltd.	1,638	10,337
	LS Corp.	9,674	439,272

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co. Ltd.	8,445	$317,174
*	LTC Co. Ltd.	1,557	13,133
	Lutronic Corp.	5,422	112,603
*	LVMC Holdings	27,970	76,249
	LX Hausys Ltd.	4,303	198,668
	LX Semicon Co. Ltd.	2,582	266,408
	Macquarie Korea Infrastructure Fund	103,317	1,167,356
	Maeil Dairies Co. Ltd.	2,167	119,090
	Maeil Holdings Co. Ltd.	5,094	44,246
	MAKUS, Inc.	5,043	42,971
	Mando Corp.	14,516	615,829
	Manho Rope & Wire Ltd.	810	17,749
	Mcnex Co. Ltd.	5,122	178,999
*	ME2ON Co. Ltd.	11,945	53,364
	Mecaro Co. Ltd.	1,683	17,026
	Mediana Co. Ltd.	2,287	11,153
*	MEDICOX Co. Ltd.	18,634	11,012
*	Medifron DBT Co. Ltd.	5,858	10,147
*	Medipost Co. Ltd.	1,992	35,712
#*	Medy-Tox, Inc.	1,485	159,164
	Meerecompany, Inc.	1,773	33,296
	MegaMD Co. Ltd.	3,779	11,029
	MegaStudy Co. Ltd.	3,816	36,684
	MegaStudyEdu Co. Ltd.	3,460	259,873
	MEKICS Co. Ltd.	4,913	24,683
	Meritz Financial Group, Inc.	16,372	490,429
	Meritz Fire & Marine Insurance Co. Ltd.	13,649	477,538
#	Meritz Securities Co. Ltd.	116,273	601,097
*	Mgame Corp.	5,065	39,471
	Mi Chang Oil Industrial Co. Ltd.	382	24,888
*	MiCo BioMed Co. Ltd.	2,919	17,542
	MiCo Ltd.	9,025	77,441
	Minwise Co. Ltd.	1,972	28,058
	Mirae Asset Life Insurance Co. Ltd.	29,061	91,601
	Mirae Asset Securities Co. Ltd.	99,530	629,594
	Mirae Asset Venture Investment Co. Ltd.	8,367	55,907
*	Mirae Corp.	847	8,935
	Miwon Chemicals Co. Ltd.	571	32,361
	Miwon Commercial Co. Ltd.	508	69,199
	Miwon Holdings Co. Ltd.	324	35,791
	Miwon Specialty Chemical Co. Ltd.	519	86,298
	MK Electron Co. Ltd.	6,294	74,879
	MNTech Co. Ltd.	12,105	73,592
*	Mobase Co. Ltd.	4,602	13,164
*	Mobase Electronics Co. Ltd.	7,394	10,677
*	Mobile Appliance, Inc.	4,796	14,885
*	Monalisa Co. Ltd.	2,670	8,267
	MonAmi Co. Ltd.	3,766	14,801
	Moonbae Steel Co. Ltd.	3,170	13,430
	Moorim P&P Co. Ltd.	14,195	56,711
	Moorim Paper Co. Ltd.	14,496	41,700
	Motonic Corp.	4,135	29,752
*	Motrex Co. Ltd.	1,629	40,387
*	MP Daesan, Inc.	9,820	6,566
*	mPlus Corp.	1,540	21,512
*	MS Autotech Co. Ltd.	6,409	26,839
	Multicampus Co. Ltd.	1,164	43,171
*	N2Tech Co. Ltd.	15,054	20,253
	Nam Hwa Construction Co. Ltd.	1,461	10,604

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Namhae Chemical Corp.	5,040	$56,010
*	Namsun Aluminum Co. Ltd.	20,838	49,653
	Namsung Corp.	3,754	8,923
*	Namu Tech Co. Ltd.	8,990	18,127
*	Namuga Co. Ltd.	2,390	21,884
	Namyang Dairy Products Co. Ltd.	175	56,379
*	NanoenTek, Inc.	6,677	33,064
	Nasmedia Co. Ltd.	1,565	34,894
*	Nature & Environment Co. Ltd.	22,791	36,780
	NAVER Corp.	4,617	1,028,478
	NCSoft Corp.	2,407	797,118
*	NDFOS Co. Ltd.	5,440	34,254
	NeoPharm Co. Ltd.	1,605	33,044
*	Neowiz	4,439	72,611
	Neowiz Holdings Corp.	1,665	49,636
*	Nepes Ark Corp.	360	11,999
*	NEPES Corp.	6,602	156,992
Ω	Netmarble Corp.	2,158	162,213
	Newtree Co. Ltd.	923	14,350
	Nexen Corp.	9,997	35,731
	Nexen Tire Corp.	18,926	102,432
*	Nexon Games Co. Ltd.	3,061	56,942
*	NEXT BT Co. Ltd.	19,065	19,053
*	Next Entertainment World Co. Ltd.	3,907	30,744
*	NextEye Co. Ltd.	26,281	22,859
	NEXTIN, Inc.	353	18,784
*	Nexturnbioscience Co. Ltd.	3,519	10,503
	NH Investment & Securities Co. Ltd.	54,272	463,195
*	NHN BUGS Corp.	1,452	13,795
*	NHN Corp.	7,970	219,992
*	NHN KCP Corp.	8,874	145,890
	NI Steel Co. Ltd.	6,459	30,180
	NICE Holdings Co. Ltd.	8,660	117,329
	Nice Information & Telecommunication, Inc.	2,947	70,105
	NICE Information Service Co. Ltd.	14,058	204,288
	NICE Total Cash Management Co. Ltd.	7,593	38,251
*	NK Co. Ltd.	30,243	28,304
	Nong Shim Holdings Co. Ltd.	900	53,593
	Nong Woo Bio Co. Ltd.	3,988	40,506
	NongShim Co. Ltd.	1,369	327,160
	Noroo Holdings Co. Ltd.	1,493	14,204
	NOROO Paint & Coatings Co. Ltd.	4,323	37,595
	NOVAREX Co. Ltd.	1,431	44,213
	NPC	7,683	68,994
*	nTels Co. Ltd.	2,635	16,439
	Oceanbridge Co. Ltd.	1,416	16,705
	OCI Co. Ltd.	7,582	626,340
	Okong Corp.	7,450	25,552
*	Omnisystem Co. Ltd.	14,815	27,080
	Openbase, Inc.	7,316	20,669
	Opto Device Technology Co. Ltd.	5,298	30,328
	OptoElectronics Solutions Co. Ltd.	1,981	44,474
*	OPTRON-TEC, Inc.	3,712	19,813
	Orion Corp.	5,556	414,100
	Orion Holdings Corp.	12,345	144,122
#	Osstem Implant Co. Ltd.	4,457	399,214
*	Osung Advanced Materials Co. Ltd.	28,148	48,183
	Ottogi Corp.	636	235,883
	Paik Kwang Industrial Co. Ltd.	13,688	59,198

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Pan Entertainment Co. Ltd.	4,819	$17,725
	Pan Ocean Co. Ltd.	96,426	504,059
*	PANAGENE, Inc.	6,561	21,120
	Pang Rim Co. Ltd.	7,976	24,777
*	Pan-Pacific Co. Ltd.	13,908	28,778
	Park Systems Corp.	1,226	108,927
#	Partron Co. Ltd.	20,598	189,287
	Paseco Co. Ltd.	1,867	27,851
#*	Pearl Abyss Corp.	1,494	79,563
	People & Technology, Inc.	6,697	263,701
*	Peptron, Inc.	2,408	17,945
	PHA Co. Ltd.	3,537	25,376
*	PharmAbcine	3,500	14,507
	PharmaResearch Co. Ltd.	1,521	111,015
*	PharmGen Science, Inc.	2,913	18,427
*	Pharmicell Co. Ltd.	6,363	56,893
*	Philoptics Co. Ltd.	3,684	26,371
	PI Advanced Materials Co. Ltd.	5,680	214,053
	PJ Electronics Co. Ltd.	1,293	7,935
*	PLAYWITH, Inc.	1,337	12,771
	Point Engineering Co. Ltd.	7,357	18,540
*	Polaris Office Corp.	9,317	13,116
	POSCO Chemical Co. Ltd.	2,090	220,791
	Posco ICT Co. Ltd.	6,316	30,681
	Posco M-Tech Co. Ltd.	4,984	28,054
	POSCO Steeleon Co. Ltd.	1,417	57,763
*	Power Logics Co. Ltd.	9,956	59,832
*	PowerNet Technologies Corp.	4,667	18,124
*	Prostemics Co. Ltd.	4,602	9,986
	Protec Co. Ltd.	1,743	40,661
	PSK, Inc.	3,774	142,910
	Pulmuone Co. Ltd.	5,745	76,176
*	Q Capital Partners Co. Ltd.	30,695	17,057
	QSI Co. Ltd.	1,365	17,753
*	RaonSecure Co. Ltd.	7,286	19,927
	Rayence Co. Ltd.	1,915	18,449
*††	Redrover Co. Ltd.	5,364	1,465
*	Remed Co. Ltd.	928	15,459
	Reyon Pharmaceutical Co. Ltd.	2,110	46,186
	RFHIC Corp.	3,423	76,715
*	RFTech Co. Ltd.	10,996	54,508
	RN2 Technologies Co. Ltd.	1,205	10,259
*	Robostar Co. Ltd.	1,376	25,920
*	Robotis Co. Ltd.	1,333	21,032
	Rsupport Co. Ltd.	6,747	28,208
	S Net Systems, Inc.	4,714	27,306
	S&S Tech Corp.	1,744	37,914
*	S.Y. Co. Ltd.	14,170	37,182
	S-1 Corp.	5,817	316,943
	Sajo Industries Co. Ltd.	851	37,629
	Sajodaerim Corp.	1,835	47,070
*	Sajodongaone Co. Ltd.	20,377	33,524
	Sam Young Electronics Co. Ltd.	4,997	42,367
	Sam Yung Trading Co. Ltd.	6,134	68,802
	Sambo Corrugated Board Co. Ltd.	2,855	30,748
	Sambo Motors Co. Ltd.	3,769	15,629
*	Sambu Engineering & Construction Co. Ltd.	47,943	100,249
	Samchuly Bicycle Co. Ltd.	2,321	19,103
	Samho Development Co. Ltd.	8,183	33,360

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SAMHWA Paints Industrial Co. Ltd.	4,793	$36,196
	Samick Musical Instruments Co. Ltd.	25,745	35,279
	Samick THK Co. Ltd.	2,406	25,740
*	Samil C&S Co. Ltd.	1,823	16,054
	Samil Pharmaceutical Co. Ltd.	2,526	17,027
	Samji Electronics Co. Ltd.	5,168	48,784
	Samjin LND Co. Ltd.	5,897	13,401
	Samjin Pharmaceutical Co. Ltd.	2,325	46,459
	Samkee Corp.	18,711	58,808
	Sammok S-Form Co. Ltd.	1,703	35,419
*Ω	Samsung Biologics Co. Ltd.	869	573,183
	Samsung C&T Corp.	13,972	1,264,107
	Samsung Card Co. Ltd.	6,778	179,539
	Samsung Climate Control Co. Ltd.	2,698	27,248
	Samsung Electro-Mechanics Co. Ltd.	15,055	1,948,647
	Samsung Electronics Co. Ltd., GDR	12,976	16,950,048
	Samsung Electronics Co. Ltd.	753,962	40,181,308
*	Samsung Engineering Co. Ltd.	37,210	759,197
	Samsung Fire & Marine Insurance Co. Ltd.	10,710	1,775,269
*	Samsung Heavy Industries Co. Ltd.	140,762	671,900
	Samsung Life Insurance Co. Ltd.	11,553	593,912
*	Samsung Pharmaceutical Co. Ltd.	10,916	34,289
	Samsung Publishing Co. Ltd.	988	23,911
	Samsung SDI Co. Ltd.	2,779	1,323,618
	Samsung SDS Co. Ltd.	5,294	616,940
	Samsung Securities Co. Ltd.	23,426	731,637
	SAMT Co. Ltd.	30,367	103,995
	Samwha Capacitor Co. Ltd.	1,974	85,208
	Samyang Corp.	1,532	66,459
	Samyang Foods Co. Ltd.	1,461	112,789
	Samyang Holdings Corp.	1,800	123,064
	Samyang Packaging Corp.	2,637	47,969
	Samyang Tongsang Co. Ltd.	846	38,668
*	Samyoung Chemical Co. Ltd.	8,737	21,957
	Sang-A Frontec Co. Ltd.	981	30,087
*	Sangbo Corp.	15,421	22,953
	Sangsangin Co. Ltd.	19,745	177,263
	Sangsin Energy Display Precision Co. Ltd.	3,457	44,743
	SaraminHR Co. Ltd.	2,279	75,561
	Satrec Initiative Co. Ltd.	829	32,159
	SAVEZONE I&C Corp.	8,459	24,311
*	SBI Investment Korea Co. Ltd.	24,785	32,955
*	SBW	51,099	36,225
*	SBW Life Sciences Co. Ltd.	3,912	13,983
*	SC Engineering Co. Ltd.	4,812	9,346
*	S-Connect Co. Ltd.	11,927	13,807
*	SDN Co. Ltd.	13,861	22,446
	Seah Besteel Corp.	7,225	103,620
	SeAH Holdings Corp.	419	40,070
	SeAH Steel Corp.	565	72,415
	SeAH Steel Holdings Corp.	849	96,277
	Sebang Co. Ltd.	6,012	58,237
#	Sebang Global Battery Co. Ltd.	2,504	149,335
#	Seegene, Inc.	13,432	425,921
	Segyung Hitech Co. Ltd.	3,272	57,907
*	Seha Corp.	11,266	15,294
	Sejin Heavy Industries Co. Ltd.	2,811	15,679
	Sejong Industrial Co. Ltd.	9,479	53,340
	Sejong Telecom, Inc.	163,379	67,641

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Sekonix Co. Ltd.	1,677	$13,885
	Sempio Foods Co.	730	27,878
*	S-Energy Co. Ltd.	6,724	20,313
	Seobu T&D	13,952	117,816
	Seohan Co. Ltd.	40,655	55,675
	Seohee Construction Co. Ltd.	59,699	87,793
	Seojin System Co. Ltd.	9,896	150,737
	Seoul Auction Co. Ltd.	2,218	38,521
	Seoul City Gas Co. Ltd.	276	40,689
*	Seoul Food Industrial Co. Ltd.	82,907	22,425
	Seoul Semiconductor Co. Ltd.	20,492	218,051
	Seoul Viosys Co. Ltd.	3,758	26,550
	Seowon Co. Ltd.	8,892	14,490
	SEOWONINTECH Co. Ltd.	3,074	15,837
	Seoyon Co. Ltd.	6,326	40,202
	Seoyon E-Hwa Co. Ltd.	6,625	35,812
	Settle Bank, Inc.	742	15,743
*	Sewon E&C Co. Ltd.	61,235	47,706
††	Sewon Precision Industry Co. Ltd.	1,917	2,315
	Sewoon Medical Co. Ltd.	4,473	13,511
#	SFA Engineering Corp.	8,043	251,707
*	SFA Semicon Co. Ltd.	21,218	108,929
	S-Fuelcell Co. Ltd.	622	11,684
*	SG Corp.	28,911	16,953
*	SG Global Co. Ltd.	6,144	9,463
	SGC e Tec E&C Co. Ltd.	913	40,793
	SGC Energy Co. Ltd.	4,170	167,815
	SH Energy & Chemical Co. Ltd.	21,194	25,805
	Shin Heung Energy & Electronics Co. Ltd.	1,521	78,853
	Shindaeyang Paper Co. Ltd.	955	70,949
	Shinhan Financial Group Co. Ltd.	98,685	3,278,781
*	Shinhan Financial Group Co. Ltd., ADR	4,893	160,050
	Shinil Electronics Co. Ltd.	12,080	21,798
	Shinsegae Engineering & Construction Co. Ltd.	1,248	34,118
	Shinsegae Food Co. Ltd.	929	53,434
	Shinsegae Information & Communication Co. Ltd.	2,500	32,203
	Shinsegae International, Inc.	5,145	127,755
	Shinsegae, Inc.	2,893	563,715
	Shinsung Delta Tech Co. Ltd.	3,992	43,091
*	Shinsung E&G Co. Ltd.	49,040	73,151
#*	Shinsung Tongsang Co. Ltd.	14,220	39,328
*	Shinwha Intertek Corp.	10,654	25,831
*	Shinwon Construction Co. Ltd.	1,952	16,802
	Shinwon Corp.	22,329	33,929
	Shinyoung Securities Co. Ltd.	1,754	80,307
*	Showbox Corp.	5,069	23,657
*	Signetics Corp.	21,612	42,838
	SIGONG TECH Co. Ltd.	4,127	24,700
	Silla Co. Ltd.	2,472	26,289
#	Simmtech Co. Ltd.	8,384	323,121
	SIMMTECH HOLDINGS Co. Ltd.	14,346	61,314
	SIMPAC, Inc.	9,760	68,691
	Sindoh Co. Ltd.	2,207	57,521
	Sinil Pharm Co. Ltd.	3,300	26,096
	SJ Group Co. Ltd.	1,859	37,741
*	SK Biopharmaceuticals Co. Ltd.	4,712	340,402
#	SK Chemicals Co. Ltd.	4,145	413,422
	SK D&D Co. Ltd.	4,937	111,694
	SK Discovery Co. Ltd.	4,939	161,797

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Gas Ltd.	1,450	$136,993
	SK Hynix, Inc.	138,367	12,124,837
*	SK Innovation Co. Ltd.	8,456	1,345,824
*	SK Rent A Car Co. Ltd.	4,337	38,476
	SK Securities Co. Ltd.	170,647	116,136
	SK Telecom Co. Ltd.	8,788	396,411
	SK Telecom Co. Ltd., Sponsored ADR	1,260	31,517
	SKC Co. Ltd.	3,898	455,589
	SL Corp.	7,707	162,003
*	SM Culture & Contents Co. Ltd.	6,924	23,375
	SM Entertainment Co. Ltd.	4,555	242,863
*	SM Life Design Group Co. Ltd.	9,541	20,638
*	S-MAC Co. Ltd.	16,063	43,290
	SMCore, Inc.	1,609	8,464
*	SMEC Co. Ltd.	10,746	16,781
	SNT Holdings Co. Ltd.	3,470	47,894
	SNT Motiv Co. Ltd.	3,891	146,469
*	SNU Precision Co. Ltd.	5,420	15,402
	S-Oil Corp.	14,598	1,194,377
*	Solborn, Inc.	7,338	29,244
*	Solid, Inc.	6,498	33,830
	Solus Advanced Materials Co. Ltd.	565	31,734
	Songwon Industrial Co. Ltd.	7,797	165,630
*	Sonid, Inc.	36,820	25,856
	Soosan Heavy Industries Co. Ltd.	4,596	12,189
	Soulbrain Co. Ltd.	1,463	281,307
	Soulbrain Holdings Co. Ltd.	2,191	48,797
	SPC Samlip Co. Ltd.	1,112	79,143
	Speco Co. Ltd.	1,997	10,671
	SPG Co. Ltd.	4,542	57,637
	Spigen Korea Co. Ltd.	1,896	66,879
#*††	Ssangyong Motor Co.	26,548	10,978
	ST Pharm Co. Ltd.	811	62,243
	STIC Investments, Inc.	15,251	124,533
*	Straffic Co. Ltd.	5,984	20,001
*	Studio Dragon Corp.	1,860	122,150
*	STX Heavy Industries Co. Ltd.	9,103	37,018
*	Sugentech, Inc.	1,812	15,565
	Suheung Co. Ltd.	2,902	89,330
	Sun Kwang Co. Ltd.	1,909	110,778
	Sung Bo Chemicals Co. Ltd.	5,109	17,897
	Sung Kwang Bend Co. Ltd.	7,865	60,112
*	Sungchang Enterprise Holdings Ltd.	19,774	45,404
	Sungdo Engineering & Construction Co. Ltd.	5,174	23,807
	Sungwoo Hitech Co. Ltd.	25,725	99,571
	Sunjin Co. Ltd.	6,600	69,359
*	Sunny Electronics Corp.	5,164	13,411
*	Suprema, Inc.	1,914	36,803
	SurplusGLOBAL, Inc.	4,779	18,253
	SV Investment Corp.	9,883	26,033
*	Synergy Innovation Co. Ltd.	8,081	26,285
*	Synopex, Inc.	19,341	44,190
	Systems Technology, Inc.	3,599	57,070
	Tae Kyung Industrial Co. Ltd.	6,615	38,670
	Taekwang Industrial Co. Ltd.	146	117,419
	Taekyung BK Co. Ltd.	10,721	42,712
*††	Taewoong Co. Ltd.	3,088	30,855
	Taeyoung Engineering & Construction Co. Ltd.	11,082	86,759
*	Taihan Electric Wire Co. Ltd.	80,084	114,050

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Taihan Fiberoptics Co. Ltd.	22,492	$41,864
*	Taihan Textile Co. Ltd.	662	26,176
	Tailim Packaging Co. Ltd.	8,783	29,847
	TCC Steel	2,645	25,202
	TechWing, Inc.	4,186	71,886
*	Tego Science, Inc.	1,108	15,123
*	Telcon RF Pharmaceutical, Inc.	10,989	17,710
	Telechips, Inc.	2,641	35,656
*	TERA SCIENCE Co. Ltd.	12,314	23,027
	TES Co. Ltd.	5,610	122,904
#	Tesna, Inc.	3,853	143,776
*	Thinkware Systems Corp.	2,170	30,863
*	TK Chemical Corp.	6,958	27,170
	TK Corp.	8,069	68,539
*	Tkg Aikang Co. Ltd.	3,986	6,754
	TKG Huchems Co. Ltd.	7,658	134,557
*	TLI, Inc.	978	6,848
	Tokai Carbon Korea Co. Ltd.	2,058	228,804
	Tongyang Life Insurance Co. Ltd.	24,537	130,610
	Tongyang, Inc.	72,698	89,944
*	Top Engineering Co. Ltd.	5,710	31,853
*	Toptec Co. Ltd.	9,669	64,942
	Tovis Co. Ltd.	6,399	46,464
	Tplex Co. Ltd.	6,418	28,620
	TS Corp.	19,785	64,400
*	TS Nexgen Co. Ltd.	20,719	26,205
	TSE Co. Ltd.	734	45,923
*	Tuksu Construction Co. Ltd.	3,773	36,531
*	TY Holdings Co. Ltd.	10,953	219,365
	TYM Corp.	45,404	85,703
	UBCare Co. Ltd.	6,063	33,606
	Ubiquoss Holdings, Inc.	2,043	28,408
	Ubiquoss, Inc.	2,176	40,575
*	Ubivelox, Inc.	959	11,952
	Uju Electronics Co. Ltd.	2,257	47,827
	Uni-Chem Co. Ltd.	14,724	15,377
*	Unick Corp.	5,333	32,994
	Unid Co. Ltd.	2,657	265,209
	Union Materials Corp.	5,948	13,798
	Union Semiconductor Equipment & Materials Co. Ltd.	8,644	73,934
	Uniquest Corp.	4,624	43,752
*	Unison Co. Ltd.	14,537	26,811
*	Unitekno Co. Ltd.	2,767	18,528
*	UniTest, Inc.	2,184	43,661
	UTI, Inc.	1,284	15,367
	Value Added Technology Co. Ltd.	2,860	90,829
*	Very Good Tour Co. Ltd.	2,162	23,734
	Viatron Technologies, Inc.	4,608	39,893
*	Vidente Co. Ltd.	11,493	125,347
	Vieworks Co. Ltd.	1,745	54,975
*	Vina Tech Co. Ltd.	533	16,220
	Visang Education, Inc.	4,557	27,737
	Vitzro Tech Co. Ltd.	4,197	31,605
	Vitzrocell Co. Ltd.	4,814	49,450
*	Vivien Corp.	5,609	11,570
*	Vivozon Healthcare, Inc.	44,333	37,213
*	VT GMP Co. Ltd.	7,135	39,282
	Webcash Corp.	2,311	44,462
#*	Webzen, Inc.	6,131	106,736

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Welcron Co. Ltd.	5,529	$17,297
*	Wellbiotec Co. Ltd.	12,974	18,626
#	Wemade Co. Ltd.	3,548	210,517
*	Wemade Play Co. Ltd.	1,704	39,715
	Whanin Pharmaceutical Co. Ltd.	4,006	57,649
*	WI Co. Ltd.	21,878	24,009
	Wiable Corp.	6,413	14,412
*	WillBes & Co.	20,926	21,581
	Winix, Inc.	2,109	27,151
*	Winpac, Inc.	9,832	14,233
	Wins Co. Ltd.	1,654	22,183
	Wise Itech Co. Ltd.	1,235	12,843
	WiSoL Co. Ltd.	10,907	96,556
*	WIZIT Co. Ltd.	27,174	25,916
*	WONIK CUBE Corp.	13,425	35,165
*	Wonik Holdings Co. Ltd.	21,371	82,610
	WONIK IPS Co. Ltd.	10,462	327,575
	Wonik Materials Co. Ltd.	2,746	80,572
*	Wonik Pne Co. Ltd.	1,529	34,612
	Wonik QnC Corp.	6,335	149,943
*	WooGene B&G Co. Ltd.	5,150	9,417
	Woojin, Inc.	3,958	30,061
*	Woongjin Co. Ltd.	13,036	17,335
	Woongjin Thinkbig Co. Ltd.	27,380	63,701
*	Wooree Bio Co. Ltd.	19,822	66,607
	Woori Financial Group, Inc., Sponsored ADR	950	32,889
	Woori Financial Group, Inc.	150,693	1,745,842
	Woori Investment Bank Co. Ltd.	166,846	113,881
*	Woori Technology, Inc.	17,387	30,781
	Woorison F&G Co. Ltd.	18,507	39,244
	Woory Industrial Co. Ltd.	2,406	34,302
*	Woosu AMS Co. Ltd.	5,550	17,524
	WooSung Co. Ltd.	1,480	38,854
*	Woowon Development Co. Ltd.	5,296	24,500
	Worldex Industry & Trading Co. Ltd.	3,984	82,590
	Y G-1 Co. Ltd.	8,490	60,809
	YAS Co. Ltd.	1,977	20,685
*	Y-entec Co. Ltd.	3,853	39,358
*	Yeong Hwa Metal Co. Ltd.	16,199	22,567
	Yesco Holdings Co. Ltd.	755	22,347
*	Yest Co. Ltd.	2,384	14,600
	YG Entertainment, Inc.	1,286	57,118
*	YG PLUS	3,947	21,512
*	YIK Corp.	8,752	35,248
*	YJM Games Co. Ltd.	7,752	18,800
	YMC Co. Ltd.	3,514	20,297
	YMT Co. Ltd.	2,063	32,870
	Yonwoo Co. Ltd.	1,485	29,011
	Yoosung Enterprise Co. Ltd.	10,361	25,306
	Youlchon Chemical Co. Ltd.	2,621	46,664
	Young Poong Corp.	189	102,053
	Young Poong Precision Corp.	4,334	34,938
	Youngone Corp.	10,751	405,196
	Youngone Holdings Co. Ltd.	3,354	136,440
*	YoungWoo DSP Co. Ltd.	13,510	24,725
	Yuanta Securities Korea Co. Ltd.	49,301	138,771
	YuHwa Securities Co. Ltd.	13,635	28,340
	Yuyu Pharma, Inc.	4,743	27,713
	Zeus Co. Ltd.	3,176	69,410

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Zinus, Inc.	2,859	$145,706

TOTAL SOUTH KOREA			226,006,794

SWITZERLAND — (0.0%)
	CoCreation Grass Co. Ltd., Class A	4,200	15,844
	Jingjin Equipment, Inc., Class A	9,700	52,702

TOTAL SWITZERLAND			68,546

TAIWAN — (19.5%)
	104 Corp.	3,000	20,150
	ABC Taiwan Electronics Corp.	22,000	16,265
	Abico Avy Co. Ltd.	64,054	48,150
#	Ability Enterprise Co. Ltd.	114,508	88,379
*	Ability Opto-Electronics Technology Co. Ltd.	19,528	38,026
	AcBel Polytech, Inc.	183,685	176,897
	Accton Technology Corp.	113,858	888,078
#	Acer, Inc.	1,128,287	1,046,775
	ACES Electronic Co. Ltd.	60,117	83,300
*	Acon Holding, Inc.	61,000	24,384
	Acter Group Corp. Ltd.	20,267	136,263
	Action Electronics Co. Ltd.	103,000	42,536
#	ADATA Technology Co. Ltd.	64,605	152,039
	Addcn Technology Co. Ltd.	11,830	84,468
	Advanced Analog Technology, Inc.	7,000	14,528
	Advanced Ceramic X Corp.	18,000	147,763
	Advanced International Multitech Co. Ltd.	57,000	163,032
*	Advanced Optoelectronic Technology, Inc.	49,000	32,927
	Advanced Power Electronics Corp.	29,000	86,216
	Advanced Wireless Semiconductor Co.	12,000	33,402
	Advancetek Enterprise Co. Ltd.	122,908	94,135
	Advantech Co. Ltd.	46,058	572,531
	AEON Motor Co. Ltd.	22,000	38,983
*	AGV Products Corp.	230,172	90,541
	Airmate Cayman International Co. Ltd.	17,678	12,114
	Airtac International Group.	36,382	987,341
	Alchip Technologies Ltd.	12,000	351,545
#	Alcor Micro Corp.	15,000	22,918
	Alexander Marine Co. Ltd.	6,000	30,654
*	ALI Corp.	67,632	59,483
	All Ring Tech Co. Ltd.	14,000	53,671
	Allied Circuit Co. Ltd.	9,000	42,968
	Allis Electric Co. Ltd.	71,761	65,654
	Alltek Technology Corp.	66,494	84,926
#	Alltop Technology Co. Ltd.	17,751	96,975
	Alpha Networks, Inc.	91,272	88,108
	Altek Corp.	110,727	136,919
	Amazing Microelectronic Corp.	33,782	148,140
*	Ambassador Hotel	110,000	117,127
*	AMICCOM Electronics Corp.	16,000	16,754
	Ampire Co. Ltd.	42,000	35,987
	Ample Electronic Technology Co. Ltd.	9,000	20,049
	AMPOC Far-East Co. Ltd.	46,000	63,238
	AmTRAN Technology Co. Ltd.	354,396	172,321
#	Anji Technology Co. Ltd.	17,000	34,885
	Anpec Electronics Corp.	26,317	164,672
	AP Memory Technology Corp.	32,000	263,376
#	Apac Opto Electronics, Inc.	36,000	42,954
	Apacer Technology, Inc.	40,506	56,317

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	TAIWAN — (Continued)
	APAQ Technology Co. Ltd.	24,422	$44,368
	APCB, Inc.	77,000	50,388
	Apex Biotechnology Corp.	48,477	44,419
	Apex International Co. Ltd.	68,868	218,802
	Apex Medical Corp.	29,000	33,987
	Apex Science & Engineering	68,848	23,532
	Apogee Optocom Co. Ltd.	10,000	22,887
	Arcadyan Technology Corp.	64,755	276,283
	Ardentec Corp.	274,411	398,787
	Argosy Research, Inc.	27,558	86,312
#	ASE Technology Holding Co. Ltd., ADR	88,084	567,263
	ASE Technology Holding Co. Ltd.	802,089	2,558,954
	Asia Cement Corp.	593,696	964,774
	Asia Electronic Material Co. Ltd.	44,000	31,179
#	Asia Optical Co., Inc.	86,000	203,506
*	Asia Pacific Telecom Co. Ltd.	921,139	235,690
*	Asia Plastic Recycling Holding Ltd.	120,857	26,509
#	Asia Polymer Corp.	198,385	243,018
	Asia Tech Image, Inc.	26,000	50,200
#	Asia Vital Components Co. Ltd.	143,278	495,433
	ASMedia Technology, Inc.	2,312	108,814
	ASolid Technology Co. Ltd.	9,000	34,118
#	ASPEED Technology, Inc.	6,599	579,611
	ASROCK, Inc.	23,000	126,848
#	Asustek Computer, Inc.	174,996	2,104,907
	Aten International Co. Ltd.	37,000	101,192
#	AU Optronics Corp., Sponsored ADR	37,101	211,105
#	AU Optronics Corp.	3,473,000	1,983,738
	Audix Corp.	42,800	74,687
	AURAS Technology Co. Ltd.	34,000	188,891
	Aurona Industries, Inc.	42,000	29,155
	Aurora Corp.	23,585	72,123
	Aurotek Corp.	13,000	10,349
	Avalue Technology, Inc.	19,000	39,811
	Aver Information, Inc.	20,000	36,705
	Avermedia Technologies	20,000	19,592
*	Avision, Inc.	55,000	18,453
	Awea Mechantronic Co. Ltd.	13,230	13,742
	Axiomtek Co. Ltd.	24,000	47,899
*	Azurewave Technologies, Inc.	65,000	43,151
	Bafang Yunji International Co. Ltd.	25,000	108,606
	Bank of Kaohsiung Co. Ltd.	221,477	105,809
	Baolong International Co. Ltd.	45,000	29,716
	Basso Industry Corp.	69,000	97,730
	BenQ Materials Corp.	83,000	88,550
	BES Engineering Corp.	647,000	208,156
*	Billion Electric Co. Ltd.	42,000	25,852
	Bin Chuan Enterprise Co. Ltd.	53,650	47,037
	Bionet Corp.	17,000	23,268
	Bionime Corp.	13,000	31,895
#	Biostar Microtech International Corp.	54,000	33,726
	Bioteque Corp.	32,010	119,660
	Bizlink Holding, Inc.	43,807	438,380
	Bon Fame Co. Ltd.	7,000	10,110
	Brave C&H Supply Co. Ltd.	9,000	21,625
	Bright Led Electronics Corp.	47,100	29,248
	Brighten Optix Corp.	2,000	16,376
	Brighton-Best International Taiwan, Inc.	185,331	220,071
	Browave Corp.	30,000	45,854

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	C Sun Manufacturing Ltd.	56,964	$84,836
*	Cameo Communications, Inc.	95,044	30,167
	Capital Futures Corp.	43,629	54,165
	Capital Securities Corp.	773,902	408,347
	Career Technology MFG. Co. Ltd.	239,126	167,630
	Carnival Industrial Corp.	71,499	28,753
	Casing Macron Technology Co. Ltd.	19,000	9,021
	Castles Technology Co. Ltd.	15,000	18,114
	Caswell, Inc.	14,000	38,098
	Catcher Technology Co. Ltd.	181,509	888,177
	Cathay Chemical Works	17,000	13,456
	Cathay Financial Holding Co. Ltd.	877,486	1,844,968
	Cathay Real Estate Development Co. Ltd.	243,300	151,530
	Cayman Engley Industrial Co. Ltd.	18,785	43,836
	Celxpert Energy Corp.	37,000	45,934
	Center Laboratories, Inc.	149,664	319,165
	Central Reinsurance Co. Ltd.	72,300	73,296
#	Century Iron & Steel Industrial Co. Ltd.	52,000	222,471
	Chailease Holding Co. Ltd.	265,514	2,109,987
*	Chain Chon Industrial Co. Ltd.	88,516	58,336
	ChainQui Construction Development Co. Ltd.	41,171	22,428
*	Champion Building Materials Co. Ltd.	130,000	51,276
	Champion Microelectronic Corp.	21,600	50,987
	Chang Hwa Commercial Bank Ltd.	1,137,645	711,228
	Chang Wah Electromaterials, Inc.	148,240	175,320
	Chang Wah Technology Co. Ltd.	47,000	142,023
	Channel Well Technology Co. Ltd.	94,000	113,038
	Charoen Pokphand Enterprise	75,160	206,323
	CHC Healthcare Group	49,000	75,465
	CHC Resources Corp.	43,379	69,479
	Chen Full International Co. Ltd.	46,000	63,986
	Chenbro Micom Co. Ltd.	27,000	61,048
	Cheng Loong Corp.	376,480	424,612
#*	Cheng Mei Materials Technology Corp.	280,250	112,209
	Cheng Shin Rubber Industry Co. Ltd.	684,808	771,768
	Cheng Uei Precision Industry Co. Ltd.	202,159	231,938
	Chenming Electronic Technology Corp.	64,000	29,029
	Chi Hua Fitness Co. Ltd.	5,000	11,881
	Chia Chang Co. Ltd.	52,000	79,306
	Chia Hsin Cement Corp.	166,000	111,264
	Chian Hsing Forging Industrial Co. Ltd.	22,000	28,226
	Chicony Electronics Co. Ltd.	190,350	529,482
	Chicony Power Technology Co. Ltd.	73,731	173,885
	Chief Telecom, Inc.	11,000	106,118
	Chieftek Precision Co. Ltd.	28,250	70,832
	Chien Kuo Construction Co. Ltd.	80,540	37,447
	Chien Shing Harbour Service Co. Ltd.	31,000	49,584
	Chime Ball Technology Co. Ltd.	10,565	12,878
*	China Airlines Ltd.	1,257,062	1,154,506
#	China Bills Finance Corp.	351,000	210,434
	China Chemical & Pharmaceutical Co. Ltd.	121,000	99,435
	China Container Terminal Corp.	38,000	47,223
	China Development Financial Holding Corp.	2,681,999	1,617,358
	China Ecotek Corp.	10,000	13,980
	China Electric Manufacturing Corp.	127,170	77,415
	China Fineblanking Technology Co. Ltd.	14,604	19,451
#	China General Plastics Corp.	204,602	228,892
#	China Glaze Co. Ltd.	60,680	26,128
	China Man-Made Fiber Corp.	585,965	169,405

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Metal Products	130,190	$144,931
	China Motor Corp.	114,600	227,248
*	China Petrochemical Development Corp.	1,777,033	703,430
	China Steel Chemical Corp.	67,227	258,916
	China Steel Corp.	2,257,940	2,735,199
	China Steel Structure Co. Ltd.	37,000	72,895
	China Wire & Cable Co. Ltd.	36,120	33,412
	Chinese Maritime Transport Ltd.	35,120	61,459
	Ching Feng Home Fashions Co. Ltd.	58,000	35,013
#	Chin-Poon Industrial Co. Ltd.	170,113	171,395
	Chipbond Technology Corp.	344,000	773,497
	ChipMOS Technologies, Inc.	283,594	441,131
	ChipMOS Technologies, Inc., ADR	3,460	107,834
	Chlitina Holding Ltd.	25,000	156,737
	Chong Hong Construction Co. Ltd.	83,361	206,753
#	Chroma ATE, Inc.	82,466	458,427
	Chun YU Works & Co. Ltd.	63,000	63,723
	Chun Yuan Steel Industry Co. Ltd.	200,999	144,068
#	Chung Hsin Electric & Machinery Manufacturing Corp.	205,000	375,480
#	Chung Hung Steel Corp.	311,889	393,491
	Chung Hwa Food Industrial Co. Ltd.	16,700	64,486
#*	Chung Hwa Pulp Corp.	134,246	86,145
	Chunghwa Precision Test Tech Co. Ltd.	9,000	142,261
	Chunghwa Telecom Co. Ltd., Sponsored ADR	16,202	709,972
	Chunghwa Telecom Co. Ltd.	255,800	1,133,952
	Cleanaway Co. Ltd.	34,000	230,109
	Clevo Co.	175,869	200,939
	CMC Magnetics Corp.	512,907	153,749
	CoAsia Electronics Corp.	39,000	16,205
	Collins Co. Ltd.	30,000	17,318
	Compal Broadband Networks, Inc.	11,000	10,971
	Compal Electronics, Inc.	1,182,086	887,014
	Compeq Manufacturing Co. Ltd.	313,000	477,604
	Compucase Enterprise	38,000	37,790
	Concord International Securities Co. Ltd.	49,000	25,411
	Concord Securities Co. Ltd.	229,912	106,385
	Concraft Holding Co. Ltd.	28,203	21,299
	Continental Holdings Corp.	188,250	169,725
	Contrel Technology Co. Ltd.	70,000	43,252
#	Coremax Corp.	22,852	97,519
	Coretronic Corp.	157,600	300,359
	Co-Tech Development Corp.	97,541	189,474
	Cowealth Medical Holding Co. Ltd.	27,216	27,647
#*	Coxon Precise Industrial Co. Ltd.	33,000	13,591
	Creative Sensor, Inc.	30,000	21,207
	Crowell Development Corp.	58,000	39,108
*	CSBC Corp. Taiwan	261,261	184,606
	CTBC Financial Holding Co. Ltd.	3,122,612	3,071,460
	CTCI Corp.	232,555	366,137
*	C-Tech United Corp.	21,946	13,410
	Cub Elecparts, Inc.	18,087	83,680
	CviLux Corp.	40,902	54,103
	CX Technology Co. Ltd.	30,000	39,309
	Cyberlink Corp.	25,356	70,652
	CyberPower Systems, Inc.	24,000	53,531
#	CyberTAN Technology, Inc.	144,576	108,164
	Cypress Technology Co. Ltd.	19,048	44,695
	Cystech Electronics Corp.	8,000	22,344
	DA CIN Construction Co. Ltd.	139,000	147,174

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dadi Early-Childhood Education Group Ltd.	6,825	$25,106
	Dafeng TV Ltd.	28,396	45,840
*	Da-Li Development Co. Ltd.	134,161	140,695
*	Danen Technology Corp.	30,000	15,631
	Darfon Electronics Corp.	102,000	162,427
*	Darwin Precisions Corp.	202,000	71,763
	Daxin Materials Corp.	28,000	97,791
	De Licacy Industrial Co. Ltd.	131,458	67,680
	Delta Electronics, Inc.	278,940	2,328,475
	Depo Auto Parts Ind Co. Ltd.	65,000	126,252
	DFI, Inc.	14,000	29,074
	Dimerco Data System Corp.	23,698	58,234
	Dimerco Express Corp.	71,800	249,265
#	D-Link Corp.	255,136	145,183
	Donpon Precision, Inc.	26,000	17,519
	Dr Wu Skincare Co. Ltd.	11,000	29,754
	Draytek Corp.	26,000	27,330
	Drewloong Precision, Inc.	8,000	27,297
	Dyaco International, Inc.	33,880	47,107
	Dynamic Electronics Co. Ltd.	141,382	100,785
	Dynapack International Technology Corp.	57,000	154,147
	E & R Engineering Corp.	34,535	86,587
	E Ink Holdings, Inc.	80,000	457,385
	E.Sun Financial Holding Co. Ltd.	1,713,460	1,956,982
	Eastern Media International Corp.	142,850	139,033
	Eclat Textile Co. Ltd.	43,279	710,144
	ECOVE Environment Corp.	11,000	91,497
#	Edimax Technology Co. Ltd.	86,000	31,335
	Edison Opto Corp.	54,000	29,909
	Edom Technology Co. Ltd.	88,615	104,980
	eGalax_eMPIA Technology, Inc.	29,296	74,046
#	Egis Technology, Inc.	29,000	107,580
	Elan Microelectronics Corp.	137,959	695,882
*	E-Lead Electronic Co. Ltd.	7,000	18,800
	E-LIFE MALL Corp.	42,000	122,669
	Elite Advanced Laser Corp.	71,928	105,005
	Elite Material Co. Ltd.	81,909	605,683
#	Elite Semiconductor Microelectronics Technology, Inc.	165,000	677,092
	Elitegroup Computer Systems Co. Ltd.	162,235	102,210
	eMemory Technology, Inc.	16,000	672,431
	Emerging Display Technologies Corp.	62,000	37,538
#	Ennoconn Corp.	30,915	204,026
#*	Ennostar, Inc.	289,227	566,514
	EnTie Commercial Bank Co. Ltd.	218,500	115,575
*	Epileds Technologies, Inc.	43,000	28,477
	Episil-Precision, Inc.	9,000	27,473
	Eris Technology Corp.	3,000	31,669
	Eslite Spectrum Corp. (The)	9,000	16,511
#	Eson Precision Ind Co. Ltd.	36,000	69,781
	Eternal Materials Co. Ltd.	395,075	506,425
	Eurocharm Holdings Co. Ltd.	13,000	66,372
*	Eva Airways Corp.	823,990	968,012
*	Everest Textile Co. Ltd.	211,837	61,934
	Evergreen International Storage & Transport Corp.	240,000	288,814
	Evergreen Marine Corp. Taiwan Ltd.	956,354	4,597,129
	Evergreen Steel Corp.	64,000	126,643
	Everlight Electronics Co. Ltd.	212,149	306,980
*	Everspring Industry Co. Ltd.	63,000	43,891
	Excel Cell Electronic Co. Ltd.	40,000	30,751

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Excellence Opto, Inc.	32,000	$24,592
	Excelliance Mos Corp.	14,000	78,492
	Excelsior Medical Co. Ltd.	48,197	112,999
	EZconn Corp.	26,250	32,737
	Far Eastern Department Stores Ltd.	503,370	354,097
	Far Eastern International Bank	905,354	366,148
	Far Eastern New Century Corp.	785,560	796,331
	Far EasTone Telecommunications Co. Ltd.	511,000	1,435,781
#	Faraday Technology Corp.	22,000	187,756
	Farcent Enterprise Co. Ltd.	11,000	22,578
	Farglory F T Z Investment Holding Co. Ltd.	42,777	73,713
	Farglory Land Development Co. Ltd.	108,442	246,495
#	Federal Corp.	125,729	96,063
	Feedback Technology Corp.	15,400	39,247
	Feng Hsin Steel Co. Ltd.	203,550	573,118
	Feng TAY Enterprise Co. Ltd.	98,380	633,380
	FineTek Co. Ltd.	11,000	34,205
	Firich Enterprises Co. Ltd.	13,970	12,999
#	First Copper Technology Co. Ltd.	17,000	21,258
	First Financial Holding Co. Ltd.	1,774,277	1,666,263
	First Hi-Tec Enterprise Co. Ltd.	29,709	49,605
	First Hotel	107,746	50,964
	First Insurance Co. Ltd.	103,606	56,678
*	First Steamship Co. Ltd.	341,425	125,954
	FIT Holding Co. Ltd.	72,000	83,512
	Fittech Co. Ltd.	28,000	148,902
#	FLEXium Interconnect, Inc.	178,001	552,249
	Flytech Technology Co. Ltd.	48,373	119,124
#	FocalTech Systems Co. Ltd.	30,963	119,031
	FOCI Fiber Optic Communications, Inc.	34,000	30,038
	Forcecon Tech Co. Ltd.	20,006	48,638
	Forest Water Environment Engineering Co. Ltd.	23,183	24,699
#	Formosa Advanced Technologies Co. Ltd.	93,000	122,028
#	Formosa Chemicals & Fibre Corp.	609,378	1,641,153
	Formosa International Hotels Corp.	21,905	127,758
	Formosa Oilseed Processing Co. Ltd.	28,000	55,203
	Formosa Optical Technology Co. Ltd.	22,000	47,095
	Formosa Petrochemical Corp.	53,000	163,467
	Formosa Plastics Corp.	544,134	1,934,421
	Formosa Sumco Technology Corp.	16,000	103,576
	Formosa Taffeta Co. Ltd.	332,000	304,587
	Formosan Rubber Group, Inc.	101,720	76,493
#	Formosan Union Chemical	148,847	129,859
*	Forward Electronics Co. Ltd.	33,000	19,874
	Founding Construction & Development Co. Ltd.	77,460	49,541
	Foxconn Technology Co. Ltd.	236,536	468,697
	Foxsemicon Integrated Technology, Inc.	30,562	219,385
*	Franbo Lines Corp.	46,000	40,717
	Froch Enterprise Co. Ltd.	75,713	83,219
	FSP Technology, Inc.	67,886	93,805
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,000	24,065
	Fubon Financial Holding Co. Ltd.	1,502,200	3,771,899
#	Fulgent Sun International Holding Co. Ltd.	63,898	332,004
	Fullerton Technology Co. Ltd.	51,000	32,080
*	Fulltech Fiber Glass Corp.	145,000	64,671
	Fusheng Precision Co. Ltd.	37,000	272,283
	Fwusow Industry Co. Ltd.	104,756	93,432
#	G Shank Enterprise Co. Ltd.	62,382	97,298
	Gallant Precision Machining Co. Ltd.	47,000	46,002

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gamania Digital Entertainment Co. Ltd.	56,000	$120,518
*	GCS Holdings, Inc.	41,000	55,330
	GEM Services, Inc.	23,670	62,760
*	GEM Terminal Industrial Co. Ltd.	22,000	15,766
	Gemtek Technology Corp.	159,574	163,045
	General Interface Solution Holding Ltd.	130,000	399,833
	General Plastic Industrial Co. Ltd.	34,384	35,744
#	Generalplus Technology, Inc.	25,000	57,192
#	GeneReach Biotechnology Corp.	13,146	75,477
#	Genesys Logic, Inc.	20,000	130,227
	Genius Electronic Optical Co. Ltd.	39,979	503,275
	Genovate Biotechnology Co. Ltd.	21,420	19,412
	GeoVision, Inc.	37,264	37,662
	Getac Holdings Corp.	180,000	279,801
	GFC Ltd.	27,500	64,194
	Giant Manufacturing Co. Ltd.	115,287	963,854
*	Giantplus Technology Co. Ltd.	140,000	49,360
#	Gigabyte Technology Co. Ltd.	207,000	742,650
	Gigasolar Materials Corp.	12,000	58,939
	Global Brands Manufacture Ltd.	155,172	169,685
	Global Lighting Technologies, Inc.	42,000	83,442
	Global Mixed Mode Technology, Inc.	35,000	233,607
	Global PMX Co. Ltd.	23,000	96,260
	Global Unichip Corp.	22,000	301,271
	Globalwafers Co. Ltd.	59,000	1,028,227
	Globe Union Industrial Corp.	114,518	47,665
#	Gloria Material Technology Corp.	210,708	203,662
*	Glotech Industrial Corp.	59,000	30,346
*	GlycoNex, Inc.	26,000	24,802
*	GMI Technology, Inc.	56,300	44,946
	Gold Circuit Electronics Ltd.	194,263	535,375
	Goldsun Building Materials Co. Ltd.	428,735	421,060
	Good Way Technology Co. Ltd.	11,000	10,506
	Good Will Instrument Co. Ltd.	29,859	29,132
	Gourmet Master Co. Ltd.	56,052	174,396
	Grand Fortune Securities Co. Ltd.	100,965	64,068
	Grand Ocean Retail Group Ltd.	42,000	22,975
#	Grand Pacific Petrochemical	397,000	346,582
	Grand Process Technology Corp.	10,000	98,189
	GrandTech CG Systems, Inc.	30,450	55,223
	Grape King Bio Ltd.	54,000	262,440
	Great China Metal Industry	78,000	69,226
	Great Taipei Gas Co. Ltd.	115,000	129,429
	Great Tree Pharmacy Co. Ltd.	12,079	109,981
	Great Wall Enterprise Co. Ltd.	236,618	421,834
	Greatek Electronics, Inc.	152,000	353,544
*††	Green Energy Technology, Inc.	181,537	0
*	Green River Holding Co. Ltd.	3,000	6,871
	Group Up Industrial Co. Ltd.	18,000	48,507
	GTM Holdings Corp.	63,000	57,308
	Hai Kwang Enterprise Corp.	29,000	27,499
#	Hannstar Board Corp.	186,734	241,411
	HannsTouch Solution, Inc.	281,781	110,311
	Hanpin Electron Co. Ltd.	26,000	22,809
	Harmony Electronics Corp.	18,000	25,960
	Harvatek Corp.	66,052	46,519
	Heran Co. Ltd.	16,000	62,187
	Hi-Clearance, Inc.	8,107	41,208
	Highlight Tech Corp.	42,136	75,003

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	High-Tek Harness Enterprise Co. Ltd.	47,000	$23,801
#	Highwealth Construction Corp.	257,709	408,418
	HIM International Music, Inc.	13,190	36,679
	Hiroca Holdings Ltd.	20,728	35,670
	Hitron Technology, Inc.	66,799	45,875
#	Hiwin Technologies Corp.	80,911	599,161
	Ho Tung Chemical Corp.	465,035	158,667
	Hocheng Corp.	137,300	64,280
	Holiday Entertainment Co. Ltd.	16,000	30,063
	Holtek Semiconductor, Inc.	68,000	211,150
	Holy Stone Enterprise Co. Ltd.	64,000	245,645
	Hon Hai Precision Industry Co. Ltd.	1,527,599	5,233,676
	Hon Hai Precision Industry Co. Ltd.,GDR	81,738	549,895
	Hong Pu Real Estate Development Co. Ltd.	80,609	56,688
	Hong TAI Electric Industrial	102,000	104,169
	Hong YI Fiber Industry Co.	68,000	53,914
	Horizon Securities Co. Ltd.	157,000	84,693
#	Hota Industrial Manufacturing Co. Ltd.	72,870	185,497
	Hotai Finance Co. Ltd.	39,000	146,638
	Hotai Motor Co. Ltd.	45,000	877,545
#	Hsin Kuang Steel Co. Ltd.	117,788	253,525
	Hsin Yung Chien Co. Ltd.	18,364	74,528
	Hsing TA Cement Co.	68,000	46,796
#*	HTC Corp.	331,000	519,994
	Hu Lane Associate, Inc.	31,679	109,667
	HUA ENG Wire & Cable Co. Ltd.	119,000	86,360
*	Hua Jung Components Co. Ltd.	70,000	26,231
	Hua Nan Financial Holdings Co. Ltd.	1,446,187	1,156,593
	Hua Yu Lien Development Co. Ltd.	23,000	51,149
	Huaku Development Co. Ltd.	113,465	354,377
	Huang Hsiang Construction Corp.	57,000	106,653
	Hung Ching Development & Construction Co. Ltd.	75,000	72,119
	Hung Sheng Construction Ltd.	175,200	149,863
	Huxen Corp.	28,000	49,032
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	38,507
*	Hwacom Systems, Inc.	90,000	50,800
	Hycon Technology Corp.	7,200	24,184
	Ibase Technology, Inc.	69,076	116,633
	IBF Financial Holdings Co. Ltd.	979,684	531,286
	Ichia Technologies, Inc.	118,897	62,378
#*	I-Chiun Precision Industry Co. Ltd.	71,228	88,418
*	Ideal Bike Corp.	66,000	26,358
	IEI Integration Corp.	62,680	94,074
	Infortrend Technology, Inc.	110,798	55,954
	Info-Tek Corp.	26,000	53,811
	Innodisk Corp.	35,511	242,854
#	Innolux Corp.	4,239,461	1,930,500
	Inpaq Technology Co. Ltd.	24,750	43,348
	Insyde Software Corp.	11,000	34,127
	Intai Technology Corp.	11,800	33,064
*	Integrated Service Technology, Inc.	48,345	80,576
	IntelliEPI, Inc.	9,000	22,439
	Interactive Digital Technologies, Inc.	5,000	12,629
	International CSRC Investment Holdings Co.	345,400	270,935
	International Games System Co. Ltd.	21,000	515,594
	Inventec Corp.	599,181	511,876
	Iron Force Industrial Co. Ltd.	18,000	40,459
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	82,636
#	ITE Technology, Inc.	71,202	229,334

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ITEQ Corp.	117,628	$412,473
#	Jarllytec Co. Ltd.	29,000	62,798
	Jean Co. Ltd.	51,000	23,502
	Jentech Precision Industrial Co. Ltd.	15,000	189,441
	Jess-Link Products Co. Ltd.	26,875	35,332
	Jetway Information Co. Ltd.	38,000	42,183
	Jia Wei Lifestyle, Inc.	27,592	66,669
#	Jih Lin Technology Co. Ltd.	24,000	69,111
	Jiin Yeeh Ding Enterprise Co. Ltd.	28,000	32,756
	Jinan Acetate Chemical Co. Ltd.	5,060	16,312
*	Jinli Group Holdings Ltd.	81,159	28,605
	JMC Electronics Co. Ltd.	14,000	21,241
	Jochu Technology Co. Ltd.	16,000	12,411
	Johnson Health Tech Co. Ltd.	31,000	60,476
*	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	13,366
	Jourdeness Group Ltd.	21,000	48,172
	K Laser Technology, Inc.	71,000	49,685
#	Kaimei Electronic Corp.	34,484	75,641
	Kaori Heat Treatment Co. Ltd.	18,983	34,049
	Kaulin Manufacturing Co. Ltd.	53,000	26,418
	Kedge Construction Co. Ltd.	32,000	59,036
	Keding Enterprises Co. Ltd.	6,000	23,074
	KEE TAI Properties Co. Ltd.	189,226	78,416
	Kenda Rubber Industrial Co. Ltd.	276,236	293,583
	Kenmec Mechanical Engineering Co. Ltd.	83,000	64,789
#	Kerry TJ Logistics Co. Ltd.	100,000	150,953
#	Key Ware Electronics Co. Ltd.	83,994	28,590
	Keystone Microtech Corp.	9,000	67,278
	Kindom Development Co. Ltd.	213,700	250,189
	King Chou Marine Technology Co. Ltd.	33,660	38,806
	King Slide Works Co. Ltd.	26,050	347,686
	King Yuan Electronics Co. Ltd.	705,529	955,378
	King’s Town Bank Co. Ltd.	372,000	491,027
*	King’s Town Construction Co. Ltd.	41,348	47,713
	Kinik Co.	45,000	193,495
*	Kinko Optical Co. Ltd.	61,769	59,439
#	Kinpo Electronics	526,028	248,949
	Kinsus Interconnect Technology Corp.	85,009	479,215
	KMC Kuei Meng International, Inc.	29,761	164,417
#	KNH Enterprise Co. Ltd.	45,000	36,661
	Ko Ja Cayman Co. Ltd.	20,000	35,913
#	KS Terminals, Inc.	61,760	149,194
	Kung Long Batteries Industrial Co. Ltd.	30,000	139,673
	Kung Sing Engineering Corp.	254,404	69,188
	Kuo Toong International Co. Ltd.	83,625	60,442
	Kuo Yang Construction Co. Ltd.	90,366	61,394
	Kwong Lung Enterprise Co. Ltd.	41,000	59,995
	KYE Systems Corp.	108,426	36,537
	L&K Engineering Co. Ltd.	73,000	71,503
	La Kaffa International Co. Ltd.	13,000	43,244
*	LAN FA Textile	107,277	36,138
	Land Mark Optoelectronics Corp.	37,000	175,062
*	Lang, Inc.	16,000	14,750
	Lanner Electronics, Inc.	35,813	71,201
	Largan Precision Co. Ltd.	20,306	1,152,315
	Laser Tek Taiwan Co. Ltd.	29,000	30,260
	Laster Tech Corp. Ltd.	23,821	24,570
	LCY Technology Corp.	13,000	14,986
	Leader Electronics, Inc.	67,602	25,337

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Leadtek Research, Inc.	6,000	$10,576
#	Leadtrend Technology Corp.	11,000	37,179
#*	Lealea Enterprise Co. Ltd.	323,981	116,841
	Ledlink Optics, Inc.	15,467	13,877
*	Ledtech Electronics Corp.	35,000	14,996
	LEE CHI Enterprises Co. Ltd.	78,000	55,845
	Lelon Electronics Corp.	37,694	74,394
	Lemtech Holdings Co. Ltd.	10,115	36,257
	Leo Systems, Inc.	36,000	31,655
*	Leofoo Development Co. Ltd.	42,254	24,346
*	Li Cheng Enterprise Co. Ltd.	38,337	32,385
*	Li Peng Enterprise Co. Ltd.	213,806	58,778
	Lian HWA Food Corp.	29,918	91,470
	Lida Holdings Ltd.	31,320	30,971
	Lien Hwa Industrial Holdings Corp.	162,634	308,064
	Ligitek Electronics Co. Ltd.	35,000	26,497
*	Lingsen Precision Industries Ltd.	208,000	146,180
	Lite-On Technology Corp.	710,395	1,556,478
	Liton Technology Corp.	32,000	37,238
*	Long Bon International Co. Ltd.	61,180	36,126
	Long Da Construction & Development Corp.	67,000	52,025
	Longchen Paper & Packaging Co. Ltd.	364,908	246,073
	Longwell Co.	42,000	72,751
	Lotes Co. Ltd.	18,040	441,187
	Lu Hai Holding Corp.	24,009	29,228
	Lumax International Corp. Ltd.	43,492	105,820
	Lung Yen Life Service Corp.	73,000	118,518
	Luxe Electric Co. Ltd.	28,000	19,673
*	LuxNet Corp.	32,000	19,387
	M31 Technology Corp.	5,000	45,106
	Macauto Industrial Co. Ltd.	29,000	69,441
	Machvision, Inc.	17,676	108,927
	Macroblock, Inc.	13,000	65,870
	Macronix International Co. Ltd.	615,201	782,777
	MacroWell OMG Digital Entertainment Co. Ltd.	6,000	28,142
#	Makalot Industrial Co. Ltd.	101,605	625,031
#	Marketech International Corp.	31,000	131,738
	Materials Analysis Technology, Inc.	23,160	97,026
	Mayer Steel Pipe Corp.	41,259	44,924
#	Mechema Chemicals International Corp.	14,000	59,596
	MediaTek, Inc.	191,360	5,275,408
*	Medigen Vaccine Biologics Corp.	28,000	236,363
	Mega Financial Holding Co. Ltd.	1,536,669	2,160,259
*	MEGA International Development Co. Ltd.	43,000	22,541
	Meiloon Industrial Co.	55,650	46,388
	Mercuries & Associates Holding Ltd.	216,720	149,659
#*	Mercuries Life Insurance Co. Ltd.	641,307	168,033
	Merida Industry Co. Ltd.	25,735	209,279
	Merry Electronics Co. Ltd.	79,174	218,766
#	Micro-Star International Co. Ltd.	274,233	1,107,376
	Mildef Crete, Inc.	29,000	49,758
*	MIN AIK Technology Co. Ltd.	61,200	41,512
	Mirle Automation Corp.	68,805	92,893
	Mitac Holdings Corp.	418,125	390,622
	Mitake Information Corp.	6,000	11,367
*	Mobiletron Electronics Co. Ltd.	26,440	53,338
	momo.com, Inc.	11,500	303,567
	MOSA Industrial Corp.	49,000	50,925
	MPI Corp.	48,000	144,251

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nak Sealing Technologies Corp.	27,000	$79,870
	Namchow Holdings Co. Ltd.	81,000	130,776
	Nan Kang Rubber Tire Co. Ltd.	136,139	177,079
	Nan Liu Enterprise Co. Ltd.	18,000	57,645
	Nan Pao Resins Chemical Co. Ltd.	14,000	57,771
	Nan Ren Lake Leisure Amusement Co. Ltd.	52,000	23,297
	Nan Ya Plastics Corp.	1,111,674	3,247,845
#	Nan Ya Printed Circuit Board Corp.	34,072	452,559
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	26,505
#	Nantex Industry Co. Ltd.	99,964	184,976
	Nanya Technology Corp.	304,000	665,221
*	National Aerospace Fasteners Corp.	21,000	40,295
	National Petroleum Co. Ltd.	45,000	74,519
	Netronix, Inc.	34,000	54,587
	New Best Wire Industrial Co. Ltd.	36,600	43,288
	New Era Electronics Co. Ltd.	33,000	20,054
*	Newmax Technology Co. Ltd.	36,000	36,675
	Nexcom International Co. Ltd.	44,000	34,221
	Nichidenbo Corp.	75,193	133,568
	Nidec Chaun-Choung Technology Corp.	7,000	28,163
	Nien Hsing Textile Co. Ltd.	58,110	41,338
	Nien Made Enterprise Co. Ltd.	47,000	495,020
	Niko Semiconductor Co. Ltd.	17,000	30,929
	Nishoku Technology, Inc.	18,400	53,825
	Nova Technology Corp.	5,000	27,995
	Novatek Microelectronics Corp.	170,000	2,248,857
	Nuvoton Technology Corp.	31,000	148,686
	Nyquest Technology Co. Ltd.	9,000	34,474
	O-Bank Co. Ltd.	490,362	157,377
	Ocean Plastics Co. Ltd.	95,000	108,951
	OFCO Industrial Corp.	25,000	30,575
	OK Biotech Co. Ltd.	46,000	36,715
*	Oneness Biotech Co. Ltd.	34,000	222,802
*	Optimax Technology Corp.	22,469	14,813
	OptoTech Corp.	138,043	190,298
*	Orient Semiconductor Electronics Ltd.	163,310	104,638
*	Oriental Union Chemical Corp.	250,821	172,084
#	O-TA Precision Industry Co. Ltd.	38,935	186,698
	Pacific Construction Co.	143,000	48,005
	Pacific Hospital Supply Co. Ltd.	23,094	55,660
	Paiho Shih Holdings Corp.	54,675	64,943
	Pan Asia Chemical Corp.	96,000	41,266
	Pan German Universal Motors Ltd.	6,000	41,292
	Pan Jit International, Inc.	99,300	249,313
#	Pan-International Industrial Corp.	183,514	203,970
	Panion & BF Biotech, Inc.	22,969	108,132
	Parade Technologies Ltd.	16,400	779,928
*	Paragon Technologies Co. Ltd.	30,762	19,733
	Parpro Corp.	19,000	16,720
	PChome Online, Inc.	51,000	134,472
	PCL Technologies, Inc.	16,088	42,747
	P-Duke Technology Co. Ltd.	23,442	56,318
	Pegatron Corp.	525,037	1,243,880
	Pegavision Corp.	12,000	163,700
	PharmaEngine, Inc.	43,000	126,611
*††	Pharmally International Holding Co. Ltd.	27,096	0
	Phison Electronics Corp.	47,000	605,794
	Phoenix Silicon International Corp.	47,380	87,495
*	Phytohealth Corp.	27,000	18,526

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pixart Imaging, Inc.	63,030	$245,039
	Planet Technology Corp.	16,000	40,743
#	Plastron Precision Co. Ltd.	59,628	26,277
	Plotech Co. Ltd.	39,100	34,210
	Polytronics Technology Corp.	22,269	63,512
	Posiflex Technology, Inc.	6,346	25,306
	Pou Chen Corp.	617,144	643,583
	Power Wind Health Industry, Inc.	16,632	66,845
	Powertech Technology, Inc.	351,400	1,104,125
*	Powertip Technology Corp.	53,000	19,231
	Poya International Co. Ltd.	23,469	249,544
	President Chain Store Corp.	116,000	1,073,305
	President Securities Corp.	360,872	253,268
	Primax Electronics Ltd.	205,000	383,548
*	Prime Electronics & Satellitics, Inc.	46,000	13,376
	Prince Housing & Development Corp.	455,087	191,665
	Pro Hawk Corp.	5,000	29,394
	Promate Electronic Co. Ltd.	69,000	101,405
	Prosperity Dielectrics Co. Ltd.	52,032	88,300
	P-Two Industries, Inc.	16,000	17,628
	Qisda Corp.	405,439	430,781
	QST International Corp.	21,000	40,645
	Qualipoly Chemical Corp.	26,198	35,807
	Quang Viet Enterprise Co. Ltd.	20,000	73,361
	Quanta Computer, Inc.	524,715	1,477,864
	Quanta Storage, Inc.	88,000	117,334
	Radiant Opto-Electronics Corp.	247,144	852,124
	Radium Life Tech Co. Ltd.	290,537	98,396
	Rafael Microelectronics, Inc.	6,024	30,008
#*	RDC Semiconductor Co. Ltd.	18,000	189,227
	Realtek Semiconductor Corp.	178,268	2,419,006
	Rechi Precision Co. Ltd.	173,173	100,820
	Reward Wool Industry Corp.	50,000	33,267
	Rexon Industrial Corp. Ltd.	74,000	98,687
	Rich Development Co. Ltd.	285,254	88,030
#	RichWave Technology Corp.	25,340	170,011
	RiTdisplay Corp.	10,000	16,773
*	Ritek Corp.	325,288	98,030
	Rodex Fasteners Corp.	25,000	36,472
*	Roo Hsing Co. Ltd.	282,000	48,605
	Ruentex Development Co. Ltd.	337,112	882,315
	Ruentex Engineering & Construction Co.	25,110	104,845
	Ruentex Industries Ltd.	113,323	436,390
	Run Long Construction Co. Ltd.	66,380	136,319
	Sakura Development Co. Ltd.	34,186	37,613
	Sampo Corp.	151,200	158,363
	San Fang Chemical Industry Co. Ltd.	92,992	63,590
	San Far Property Ltd.	120,248	51,814
	San Shing Fastech Corp.	50,479	94,779
	Sanitar Co. Ltd.	24,000	28,496
	Sanyang Motor Co. Ltd.	236,684	222,977
	Savior Lifetec Corp.	119,447	77,153
	Scan-D Corp.	11,000	19,366
	SCI Pharmtech, Inc.	24,000	68,991
#	Scientech Corp.	18,000	47,101
	ScinoPharm Taiwan Ltd.	82,000	67,926
	SDI Corp.	57,000	248,473
	Sea & Land Integrated Corp.	29,000	49,868
	Sea Sonic Electronics Co. Ltd.	16,000	29,168

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Senao International Co. Ltd.	44,000	$50,432
#	Senao Networks, Inc.	13,000	85,584
#	Sensortek Technology Corp.	10,000	112,500
	Sercomm Corp.	100,000	278,353
#	Sesoda Corp.	82,315	161,684
	Shanghai Commercial & Savings Bank Ltd.	625,000	1,031,036
	Shan-Loong Transportation Co. Ltd.	48,000	62,990
	Sharehope Medicine Co. Ltd.	35,187	36,679
	Sheng Yu Steel Co. Ltd.	53,000	60,015
	ShenMao Technology, Inc.	35,435	76,417
	Shih Her Technologies, Inc.	29,000	61,478
*	Shih Wei Navigation Co. Ltd.	142,437	210,483
	Shihlin Electric & Engineering Corp.	126,000	224,554
*	Shihlin Paper Corp.	17,000	31,986
	Shin Foong Specialty & Applied Materials Co. Ltd.	16,000	56,549
	Shin Hsiung Natural Gas Co. Ltd.	12,000	32,722
#	Shin Kong Financial Holding Co. Ltd.	3,074,244	1,016,538
	Shin Ruenn Development Co. Ltd.	56,335	49,905
	Shin Shin Natural Gas Co.	18,000	26,153
	Shin Zu Shing Co. Ltd.	75,630	213,718
	Shinih Enterprise Co. Ltd.	17,000	11,958
*	Shining Building Business Co. Ltd.	157,397	53,262
	Shinkong Insurance Co. Ltd.	108,000	197,770
	Shinkong Synthetic Fibers Corp.	551,191	366,343
	Shinkong Textile Co. Ltd.	61,800	87,512
	Shiny Chemical Industrial Co. Ltd.	27,482	190,518
#	ShunSin Technology Holding Ltd.	24,000	58,977
*	Shuttle, Inc.	167,000	68,120
	Sigurd Microelectronics Corp.	242,538	459,641
	Silergy Corp.	7,000	623,227
	Silicon Integrated Systems Corp.	109,000	81,351
	Silicon Optronics, Inc.	23,000	91,006
	Simplo Technology Co. Ltd.	51,400	505,102
	Sinbon Electronics Co. Ltd.	41,917	368,181
	Sincere Navigation Corp.	137,240	137,819
	Singatron Enterprise Co. Ltd.	49,000	37,665
	Single Well Industrial Corp.	17,000	15,720
	Sinher Technology, Inc.	29,000	36,563
#	Sinkang Industries Co. Ltd.	25,000	24,067
	Sinmag Equipment Corp.	17,979	62,562
#	Sino-American Silicon Products, Inc.	167,000	831,211
#	Sinon Corp.	181,000	190,957
	SinoPac Financial Holdings Co. Ltd.	1,974,222	1,215,771
	Sinopower Semiconductor, Inc.	9,000	38,797
	Sinyi Realty, Inc.	122,549	146,002
	Sirtec International Co. Ltd.	40,600	32,610
#	Sitronix Technology Corp.	38,434	329,635
	Siward Crystal Technology Co. Ltd.	79,000	93,083
	Soft-World International Corp.	25,000	71,291
#	Solar Applied Materials Technology Corp.	161,339	265,117
	Solomon Technology Corp.	71,000	56,878
	Solteam, Inc.	23,300	49,536
#	Sonix Technology Co. Ltd.	77,000	195,489
	Southeast Cement Co. Ltd.	85,000	56,641
	Speed Tech Corp.	45,000	79,473
	Spirox Corp.	35,000	32,774
#	Sporton International, Inc.	29,086	178,794
	St Shine Optical Co. Ltd.	22,000	198,147
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	44,853

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Standard Foods Corp.	209,642	$357,409
	Star Comgistic Capital Co. Ltd.	8,339	7,796
	Stark Technology, Inc.	45,200	138,328
	Sun Race Sturmey-Archer, Inc.	26,000	39,595
*	Sun Yad Construction Co. Ltd.	50,000	30,248
	Sunfun Info Co. Ltd.	2,000	16,800
	Sunjuice Holdings Co. Ltd.	9,000	84,487
	Sunko INK Co. Ltd.	44,200	28,975
	SunMax Biotechnology Co. Ltd.	12,000	48,448
	Sunny Friend Environmental Technology Co. Ltd.	32,000	243,955
	Sunonwealth Electric Machine Industry Co. Ltd.	92,000	118,460
	Sunplus Technology Co. Ltd.	169,000	185,910
	Sunrex Technology Corp.	50,631	64,332
	Sunspring Metal Corp.	50,625	45,517
*	Super Dragon Technology Co. Ltd.	20,000	17,199
#	Superior Plating Technology Co. Ltd.	20,000	39,684
	Supreme Electronics Co. Ltd.	185,833	287,973
#	Swancor Holding Co. Ltd.	33,000	147,439
	Sweeten Real Estate Development Co. Ltd.	76,642	66,847
	Symtek Automation Asia Co. Ltd.	26,421	93,833
	Syncmold Enterprise Corp.	51,000	121,236
	SYNergy ScienTech Corp.	29,000	23,626
	Synnex Technology International Corp.	278,967	726,066
	Sysage Technology Co. Ltd.	41,000	52,885
	Systex Corp.	66,000	180,434
	T3EX Global Holdings Corp.	30,517	119,913
	TA Chen Stainless Pipe	609,983	902,168
	Ta Liang Technology Co. Ltd.	19,000	36,617
#	Ta Ya Electric Wire & Cable	210,509	200,681
	Ta Yih Industrial Co. Ltd.	16,000	19,603
	Tah Hsin Industrial Corp.	24,024	64,212
	TA-I Technology Co. Ltd.	48,936	89,221
	* Tai Tung Communication Co. Ltd.	55,227	29,193
	Taichung Commercial Bank Co. Ltd.	1,572,045	791,890
	# TaiDoc Technology Corp.	28,458	279,335
	Taiflex Scientific Co. Ltd.	74,540	110,271
	Taimide Tech, Inc.	46,117	85,112
	Tainan Enterprises Co. Ltd.	43,000	26,807
	Tainan Spinning Co. Ltd.	473,568	326,397
	Tai-Saw Technology Co. Ltd.	28,000	35,274
	Taishin Financial Holding Co. Ltd.	1,853,885	1,212,647
	TaiSol Electronics Co. Ltd.	28,000	40,680
	Taisun Enterprise Co. Ltd.	64,000	68,192
#	Taita Chemical Co. Ltd.	124,810	129,691
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	86,622
#	Taiwan Business Bank	1,489,859	638,752
	Taiwan Cement Corp.	896,303	1,391,396
	Taiwan Chelic Corp. Ltd.	7,000	13,544
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	54,978
	Taiwan Cogeneration Corp.	148,077	191,736
	Taiwan Cooperative Financial Holding Co. Ltd.	1,629,245	1,566,722
	Taiwan Fertilizer Co. Ltd.	197,000	495,868
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	72,685
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	99,921
	Taiwan Glass Industry Corp.	404,442	303,995
	Taiwan High Speed Rail Corp.	426,000	403,589
	Taiwan Hon Chuan Enterprise Co. Ltd.	150,455	383,234
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	114,891
*	Taiwan IC Packaging Corp.	38,000	20,370

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*††	Taiwan Kolin Co. Ltd.	292,000	$0
*	Taiwan Land Development Corp.	335,217	30,479
	Taiwan Line Tek Electronic	27,000	24,944
	Taiwan Mask Corp.	35,000	85,636
	Taiwan Mobile Co. Ltd.	353,800	1,299,821
	Taiwan Navigation Co. Ltd.	88,000	110,608
	Taiwan Paiho Ltd.	134,068	302,588
	Taiwan PCB Techvest Co. Ltd.	158,733	261,225
#	Taiwan Pelican Express Co. Ltd.	10,000	26,271
	Taiwan Sakura Corp.	85,600	180,145
	Taiwan Sanyo Electric Co. Ltd.	51,800	64,869
	Taiwan Secom Co. Ltd.	116,795	431,711
	Taiwan Semiconductor Co. Ltd.	98,000	251,200
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	335,993	31,223,830
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,135,214	38,610,316
	Taiwan Shin Kong Security Co. Ltd.	120,251	162,989
	Taiwan Steel Union Co. Ltd.	9,000	31,199
	Taiwan Styrene Monomer	218,164	119,513
	Taiwan Surface Mounting Technology Corp.	126,845	444,932
	Taiwan Taxi Co. Ltd.	16,800	45,138
#*	Taiwan TEA Corp.	257,648	165,716
	Taiwan Union Technology Corp.	115,000	296,952
	Taiyen Biotech Co. Ltd.	51,712	60,143
*	Tang Eng Iron Works Co. Ltd.	25,000	29,395
*	Tatung Co. Ltd.	406,688	457,276
#	TCI Co. Ltd.	63,153	361,873
	Te Chang Construction Co. Ltd.	37,247	38,376
	Team Group, Inc.	24,000	26,077
	Teco Electric & Machinery Co. Ltd.	451,000	473,641
	Tehmag Foods Corp.	8,470	78,878
	TEKOM Technologies, Inc.	6,000	24,494
	Tera Autotech Corp.	22,701	15,531
	Test Research, Inc.	75,571	175,530
	Test Rite International Co. Ltd.	90,568	66,869
	Tex-Ray Industrial Co. Ltd.	72,000	33,228
	Thermaltake Technology Co. Ltd.	36,096	36,688
	Thinking Electronic Industrial Co. Ltd.	32,000	134,344
*	Thunder Tiger Corp.	36,000	22,074
	Thye Ming Industrial Co. Ltd.	54,700	85,352
	Tian Zheng International Precision Machinery Co. Ltd.	11,000	23,888
#	Ting Sin Co. Ltd.	36,000	23,687
	Tofu Restaurant Co. Ltd.	3,000	14,873
	Ton Yi Industrial Corp.	396,300	211,367
	Tong Hsing Electronic Industries Ltd.	68,882	534,672
	Tong Ming Enterprise Co. Ltd.	16,000	28,107
	Tong Yang Industry Co. Ltd.	201,640	226,026
*	Tong-Tai Machine & Tool Co. Ltd.	101,711	51,184
	Top Bright Holding Co. Ltd.	6,000	23,219
	Top Union Electronics Corp.	21,449	17,944
	Topco Scientific Co. Ltd.	72,249	406,772
	Topco Technologies Corp.	19,122	56,246
	Topkey Corp.	23,000	96,632
	Topoint Technology Co. Ltd.	73,386	82,248
	Toung Loong Textile Manufacturing	43,000	47,075
	TPK Holding Co. Ltd.	147,000	169,462
	Trade-Van Information Services Co.	31,000	56,261
	Transart Graphics Co. Ltd.	15,000	34,218
	Transcend Information, Inc.	87,890	210,778
	Transcom, Inc.	8,000	33,459

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Trigold Holdings Ltd.	8,000	$8,006
	Tripod Technology Corp.	122,170	509,399
*	TrueLight Corp.	31,000	22,739
	Tsang Yow Industrial Co. Ltd.	30,000	20,183
	Tsann Kuen Enterprise Co. Ltd.	50,000	63,125
	TSC Auto ID Technology Co. Ltd.	15,070	96,979
	TSRC Corp.	278,452	301,147
	TST Group Holding Ltd.	4,000	19,038
	Ttet Union Corp.	19,000	99,799
	TTFB Co. Ltd.	5,000	36,585
	TTY Biopharm Co. Ltd.	98,000	247,542
	Tung Ho Steel Enterprise Corp.	173,448	368,004
	Tung Ho Textile Co. Ltd.	49,000	28,780
#	Tung Thih Electronic Co. Ltd.	29,000	147,040
	Turvo International Co. Ltd.	22,843	79,676
#	TXC Corp.	149,204	453,994
	TYC Brother Industrial Co. Ltd.	161,091	105,942
*	Tycoons Group Enterprise	181,385	66,051
	Tyntek Corp.	117,922	85,719
*	TZE Shin International Co. Ltd.	30,000	23,575
	UDE Corp.	37,000	50,890
	U-Ming Marine Transport Corp.	191,000	410,451
	Unic Technology Corp.	68,000	44,939
#	Unimicron Technology Corp.	194,312	1,362,929
*	Union Bank Of Taiwan.	845,447	460,344
	Uni-President Enterprises Corp.	1,026,577	2,375,108
	Unitech Computer Co. Ltd.	38,000	45,074
#*	Unitech Printed Circuit Board Corp.	256,498	143,540
	United Integrated Services Co. Ltd.	74,400	449,951
#	United Microelectronics Corp.	2,551,081	4,052,619
	United Orthopedic Corp.	36,141	36,154
	United Radiant Technology	48,000	27,972
*	United Recommend International Co. Ltd.	5,000	21,151
*	United Renewable Energy Co. Ltd.	174,347	125,769
††	Unity Opto Technology Co. Ltd.	275,593	7,223
	Univacco Technology, Inc.	28,000	25,446
*	Universal Microelectronics Co. Ltd.	24,000	14,656
	Universal Vision Biotechnology Co. Ltd.	13,000	108,990
	Universal, Inc.	8,000	10,514
#	Unizyx Holding Corp.	160,118	152,188
	UPC Technology Corp.	385,532	213,852
	Userjoy Technology Co. Ltd.	15,384	40,829
	USI Corp.	372,332	362,345
*	Usun Technology Co. Ltd.	21,700	20,940
	U-Tech Media Corp.	37,000	22,957
	Utechzone Co. Ltd.	23,000	64,196
	UVAT Technology Co. Ltd.	14,000	31,366
	Value Valves Co. Ltd.	14,000	41,276
	Vanguard International Semiconductor Corp.	350,000	1,231,488
	Ve Wong Corp.	43,000	48,282
	Ventec International Group Co. Ltd.	28,000	87,031
	VIA Labs, Inc.	4,000	39,599
*	Victory New Materials Ltd. Co.	44,255	15,487
#	Viking Tech Corp.	24,000	55,165
	Visual Photonics Epitaxy Co. Ltd.	64,757	185,832
	Vivotek, Inc.	10,352	27,185
	Voltronic Power Technology Corp.	16,017	700,758
#	Wafer Works Corp.	144,846	260,799
#	Waffer Technology Corp.	28,000	33,970

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wah Hong Industrial Corp.	43,694	$46,562
	Wah Lee Industrial Corp.	74,480	260,640
	Walsin Lihwa Corp.	640,000	953,705
	Walsin Technology Corp.	116,345	475,497
	Walton Advanced Engineering, Inc.	140,000	68,923
	Wan Hai Lines Ltd.	217,700	1,055,241
	We & Win Development Co. Ltd.	62,000	22,875
*	WEI Chih Steel Industrial Co. Ltd.	24,000	29,580
	Wei Chuan Foods Corp.	159,000	120,630
*††	Wei Mon Industry Co. Ltd.	72,277	0
	Weikeng Industrial Co. Ltd.	165,725	168,373
	Well Shin Technology Co. Ltd.	46,160	67,036
	Wha Yu Industrial Co. Ltd.	58,000	33,179
	Wholetech System Hitech Ltd.	24,000	37,465
	Win Semiconductors Corp.	97,141	632,272
	Winbond Electronics Corp.	1,117,474	1,008,881
	Winmate, Inc.	14,000	36,074
	Winstek Semiconductor Co. Ltd.	23,000	32,518
††	Wintek Corp.	461,871	5,376
	WinWay Technology Co. Ltd.	7,000	80,460
	Wisdom Marine Lines Co. Ltd.	111,501	343,098
	Wisechip Semiconductor, Inc.	8,000	16,784
	Wistron Corp.	1,125,017	1,083,850
	Wistron Information Technology & Services Corp.	21,000	61,462
	Wistron NeWeb Corp.	137,102	352,508
#	Wiwynn Corp.	23,000	786,500
	Wonderful Hi-Tech Co. Ltd.	69,683	80,538
	Wowprime Corp.	43,000	161,141
	WPG Holdings Ltd.	441,779	810,459
#	WT Microelectronics Co. Ltd.	139,089	335,212
	WUS Printed Circuit Co. Ltd.	80,712	78,089
	XAC Automation Corp.	37,000	32,000
	XinTec, Inc.	79,000	361,549
	X-Legend Entertainment Co. Ltd.	8,000	12,119
#	Xxentria Technology Materials Corp.	60,211	134,131
	Yageo Corp.	125,452	1,693,292
*	Yang Ming Marine Transport Corp.	659,000	2,749,296
#	YC INOX Co. Ltd.	173,767	186,152
	YCC Parts Manufacturing Co. Ltd.	23,000	27,651
	Yea Shin International Development Co. Ltd.	67,708	53,677
	Yem Chio Co. Ltd.	213,061	110,286
	Yen Sun Technology Corp.	17,000	19,236
	Yeong Guan Energy Technology Group Co. Ltd.	35,669	83,885
	YFC-Boneagle Electric Co. Ltd.	40,000	27,448
#	YFY, Inc.	597,891	629,787
	Yi Jinn Industrial Co. Ltd.	81,100	49,703
	Yi Shin Textile Industrial Co. Ltd.	18,000	28,952
*	Yieh Hsing Enterprise Co. Ltd.	39,000	21,920
*	Yieh Phui Enterprise Co. Ltd.	409,268	290,659
	YONGGU Group, Inc.	19,000	36,715
	Yonyu Plastics Co. Ltd.	39,000	46,258
	Young Fast Optoelectronics Co. Ltd.	50,298	51,073
	Youngtek Electronics Corp.	54,257	133,575
#	Yuan High-Tech Development Co. Ltd.	8,400	28,629
	Yuanta Financial Holding Co. Ltd.	1,677,813	1,476,799
	Yuanta Futures Co. Ltd.	34,968	58,557
	Yuen Chang Stainless Steel Co. Ltd.	57,837	59,438
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	56,240
	Yulon Finance Corp.	71,986	559,968

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yulon Motor Co. Ltd.	323,914	$431,142
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	57,472
	Yungshin Construction & Development Co. Ltd.	48,000	114,830
	YungShin Global Holding Corp.	82,000	119,239
	Yusin Holding Corp.	11,000	29,364
	Zeng Hsing Industrial Co. Ltd.	27,837	130,517
	Zenitron Corp.	79,000	101,224
	Zero One Technology Co. Ltd.	61,422	86,266
#	Zhen Ding Technology Holding Ltd.	252,000	892,276
	Zhong Yang Technology Co. Ltd.	6,000	8,125
#	Zig Sheng Industrial Co. Ltd.	158,231	74,053
	ZillTek Technology Corp.	10,000	118,791
*	Zinwell Corp.	147,010	85,519
	Zippy Technology Corp.	45,000	64,526
	ZongTai Real Estate Development Co. Ltd.	88,545	100,799

TOTAL TAIWAN			310,898,592

THAILAND — (2.3%)
	2S Metal PCL	205,030	30,231
	AAPICO Hitech PCL	122,332	83,579
	Absolute Clean Energy PCL	859,800	78,323
	Advanced Info Service PCL	172,500	1,082,847
	Advanced Information Technology PCL	398,000	81,924
	AEON Thana Sinsap Thailand PCL	48,300	271,467
	After You PCL	87,400	26,539
	AgriPure Holdings PLC	145,100	26,266
*	Airports of Thailand PCL	426,600	831,403
	AJ Plast PCL	126,600	62,838
	Allianz Ayudhya Capital PCL	16,500	21,438
	Amanah Leasing PCL	218,200	35,995
	Amata Corp. PCL	315,900	201,069
*	Ananda Development PCL	1,045,400	38,764
	AP Thailand PCL	1,142,902	393,759
*	Aqua Corp. PCL	2,298,900	39,601
	Asia Green Energy PCL	181,900	23,368
	Asia Plus Group Holdings PCL	1,023,700	101,025
	Asia Precision PCL	183,600	31,627
	Asia Sermkij Leasing PCL, NVDR	134,100	170,317
	Asian Insulators PCL	149,155	30,049
	Asian Sea Corp. PCL, Class F	152,200	73,767
	Asiasoft Corp. PCL	32,600	17,704
	Asset World Corp. PCL	997,500	140,961
	Bangchak Corp. PCL	617,800	604,271
*	Bangkok Airways PCL	275,200	89,992
	Bangkok Bank PCL	197,000	759,241
	Bangkok Bank PCL, NVDR	9,900	37,721
	Bangkok Commercial Asset Management PCL	342,100	191,776
	Bangkok Expressway & Metro PCL	715,535	172,355
	Bangkok Insurance PCL	31,880	254,109
	Bangkok Land PCL	6,756,600	197,273
	Bangkok Life Assurance PCL, NVDR	88,940	114,259
*	Bangkok Ranch PCL	394,200	35,910
	BCPG PCL	296,300	106,408
	BEC World PCL	394,700	178,623
	Berli Jucker PCL	211,700	211,700
*	Better World Green PCL	1,839,200	57,458
	BG Container Glass PCL	130,800	38,190
*	Bound & Beyond PCL	124,900	45,949
	BTS Group Holdings PCL	992,900	260,908

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Business Online PCL	69,700	$25,234
	Cal-Comp Electronics Thailand PCL, Class F	1,650,519	123,367
	Carabao Group PCL, Class F	66,400	212,286
	Central Pattana PCL	187,600	331,381
*	Central Plaza Hotel PCL	69,700	94,629
	Central Retail Corp. PCL	358,066	412,953
	CH Karnchang PCL	381,572	217,245
	Charoen Pokphand Foods PCL	1,196,293	841,771
	CIMB Thai Bank PCL	820,700	20,368
	Com7 PCL, Class F	252,600	307,914
	Communication & System Solution PCL	227,000	15,376
*	Country Group Holdings PCL, Class F	660,200	23,902
	CP ALL PCL	667,700	1,267,168
	Delta Electronics Thailand PCL	16,400	173,816
*	Demco PCL	239,100	23,037
*	Dhipaya Group Holdings PCL	214,400	403,761
	Diamond Building Products PCL	152,800	34,129
	Do Day Dream PCL	38,200	17,845
*	DOD Biotech PCL	52,800	12,949
	Dohome PCL	211,119	123,898
	Dynasty Ceramic PCL	1,772,400	158,352
	E for L Aim PCL	202,150	6,906
	Eastern Polymer Group PCL, Class F	402,600	119,898
	Eastern Power Group PCL	147,400	22,594
	Eastern Water Resources Development & Management PCL, Class F	345,900	76,249
	Ekachai Medical Care PCL	139,100	31,881
	Energy Absolute PCL	132,000	341,080
*	Esso Thailand PCL	650,800	177,664
*	Everland PCL	1,617,200	18,415
	Exotic Food PCL, Class F	73,900	36,465
	Finansia Syrus Securities PCL, NVDR	156,400	23,289
	Forth Corp. PCL	171,500	210,307
	Forth Smart Service PCL	143,900	90,751
	Fortune Parts Industry PCL, Class F	205,200	18,213
*	General Engineering PCL	708,300	6,204
	GFPT PCL	282,000	115,270
	Global Green Chemicals PCL, Class F	54,700	22,359
*††	Group Lease PCL	135,800	483
	Gunkul Engineering PCL	1,108,400	187,700
	Haad Thip PCL	36,800	34,920
	Hana Microelectronics PCL	239,501	314,673
	Home Product Center PCL	1,136,127	497,574
	Humanica PCL	34,600	12,022
	Hwa Fong Rubber Thailand PCL	162,600	38,929
	ICC International PCL	27,800	24,756
	Ichitan Group PCL	203,500	71,893
	Index Livingmall PCL	134,100	84,963
	Indorama Ventures PCL	434,600	574,180
	Infraset PCL	115,600	17,551
	Interlink Communication PCL	87,450	25,788
*	Interlink Telecom PCL	339,800	59,031
*	Internet Thailand PCL	184,200	38,184
*	Interpharma PCL	55,100	31,532
	Intouch Holdings PCL, Class F	50,200	102,599
	IRPC PCL	4,932,800	501,201
	IT City PCL	52,200	21,032
*	Jasmine International PCL	1,948,100	209,314
*	Jasmine Technology Solution PCL	12,800	206,295
	Jay Mart PCL	28,500	52,007

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	JKN Global Media PCL	168,700	$31,770
	JMT Network Services PCL, Class F	45,437	115,417
*	JSP Property PCL	1,038,900	35,489
	Jubilee Enterprise PCL	20,400	14,057
	JWD Infologistics PCL	169,800	80,314
	Kang Yong Electric PCL	2,400	25,647
	Karmarts PCL	291,400	43,391
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	20,244
	Kasikornbank PCL	102,700	458,777
	Kasikornbank PCL, NVDR	147,400	658,458
	KCE Electronics PCL	230,800	414,429
	KGI Securities Thailand PCL	761,400	122,269
	Khon Kaen Sugar Industry PCL	682,204	81,665
	Kiatnakin Phatra Bank PCL	52,500	110,748
	Krung Thai Bank PCL	554,450	246,062
	Krungthai Card PCL	213,500	359,989
	Lalin Property PCL	163,700	44,689
	Lam Soon Thailand PCL	132,400	23,967
	Land & Houses PCL.	1,593,700	444,375
	Land & Houses PCL, NVDR.	64,820	18,074
	LH Financial Group PCL	774,100	30,060
	Loxley PCL	697,570	46,437
	LPN Development PCL	545,600	73,278
*	Master Ad PCL	2,010,900	46,970
*	MBK PCL	438,954	166,610
	MC Group PCL	194,800	51,473
	MCS Steel PCL	277,300	99,585
*	MDX PCL	208,600	32,280
	Mega Lifesciences PCL	159,300	227,904
	Millcon Steel PCL	981,806	33,252
*	Minor International PCL	212,771	217,430
	MK Restaurants Group PCL	57,100	91,693
*	Mono Next PCL	450,800	31,852
	Muang Thai Insurance PCL	5,800	18,882
	Muangthai Capital PCL	240,200	324,358
	Namyong Terminal PCL	219,500	31,403
	Nava Nakorn PCL	278,000	19,643
*	Nawarat Patanakarn PCL	995,100	22,662
	Netbay PCL	57,700	51,804
	Noble Development PCL	419,800	61,285
	Northeast Rubber PCL	668,300	131,709
	Origin Property PCL, Class F	366,050	117,563
	Osotspa PCL	269,400	275,299
	Pacific Pipe PCL	259,500	36,065
	PCS Machine Group Holding PCL	188,600	27,533
*	Plan B Media PCL, Class F	880,632	201,838
*	Platinum Group PCL (The), Class F	387,400	35,969
	Polyplex Thailand PCL	194,000	141,606
*	Power Solution Technologies PCL, Class F	668,300	38,830
	Praram 9 Hospital PCL	125,200	51,177
	Premier Marketing PCL	152,600	42,773
	Prima Marine PCL	679,300	120,985
	Property Perfect PCL	4,128,900	60,276
	PTG Energy PCL	533,400	222,704
	PTT Global Chemical PCL	397,956	580,958
	Pylon PCL	130,000	16,625
	Quality Houses PCL	3,535,813	231,247
	R&B Food Supply PCL	98,600	50,380
*	Raimon Land PCL	1,149,900	29,209

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	THAILAND — (Continued)
	Rajthanee Hospital PCL	49,100	$48,025
	Ratchaphruek Hospital PCL, Class F	246,000	47,045
	Ratchthani Leasing PCL	1,018,543	130,255
	Regional Container Lines PCL	202,900	265,103
	Rojana Industrial Park PCL	383,932	70,621
	RPCG Pcl	669,100	26,959
*	RS PCL	190,200	97,738
	S 11 Group PCL	148,400	26,647
*	S Hotels & Resorts PCL	565,500	72,978
	S Kijchai Enterprise PCL, Class F	104,100	26,899
	Sabina PCL	66,500	45,822
	Saha Pathana Inter-Holding PCL	18,700	35,762
	Sahakol Equipment PCL	579,600	34,861
	Sahamitr Pressure Container PCL	114,700	48,894
	Saha-Union PCL	10,400	9,413
*	Samart Corp. PCL	272,600	49,347
	Samart Telcoms PCL	117,100	23,420
	Sansiri PCL	5,663,833	193,480
	Sappe PCL	63,100	60,797
	SC Asset Corp. PCL	883,396	94,917
	SCB X PCL	120,400	404,263
	SCG Ceramics PCL	291,200	19,385
	SCG Packaging PCL	151,000	243,584
*	SEAFCO PCL	296,380	32,710
*	Seafresh Industry PCL	246,400	27,338
	Sena Development PCL	214,750	27,965
	Sermsang Power Corp. Co. Ltd.	218,680	70,871
	Siam Cement PCL (The)	127,000	1,371,971
	Siam Global House PCL	396,498	252,369
	Siamgas & Petrochemicals PCL	344,500	122,712
	Siamrajathanee PCL	49,320	23,184
*	Simat Technologies PCL	217,700	17,670
*	Singha Estate PCL	1,770,200	101,819
	Sino-Thai Engineering & Construction PCL	447,000	169,664
	SiS Distribution Thailand PCL	38,400	45,688
	SISB PCL	43,700	16,714
*	SKY ICT PCL, Class F	120,200	35,446
	SNC Former PCL	138,100	82,255
	Somboon Advance Technology PCL	141,150	77,890
	SPCG PCL	215,700	105,803
	Sri Trang Agro-Industry PCL	600,200	442,483
	Sri Trang Gloves Thailand PCL	448,000	317,851
	Sriracha Construction PCL	62,500	23,358
	Srisawad Corp. PCL	258,989	406,443
	Srisawad Finance PCL	42,000	38,015
*	Srithai Superware PCL	403,900	14,859
	Srivichai Vejvivat PCL	174,700	49,987
	Star Petroleum Refining PCL	1,000,600	315,518
	Starflex PCL	69,000	8,743
*	STARK Corp. PCL	1,372,900	188,398
*	Stars Microelectronics Thailand PCL	229,900	34,233
*	STP & I PCL	676,380	93,607
	Supalai PCL	680,025	434,819
	Super Energy Corp. PCL	7,006,800	177,983
	Susco PCL	413,400	40,314
	SVI PCL	111,300	26,322
	Synnex Thailand PCL	100,900	71,293
	Syntec Construction PCL	574,800	30,208
	TAC Consumer PCL, Class F	70,800	15,400

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Taokaenoi Food & Marketing PCL, Class F	256,300	$57,995
*	Tata Steel Thailand PCL	1,512,800	62,279
	Thai Oil PCL	374,400	617,623
	Thai President Foods PCL, Class F	4,100	24,181
*	Thai Reinsurance PCL	537,500	16,792
*	Thai Rubber Latex Group PCL	370,700	34,851
	Thai Solar Energy PCL, Class F	128,100	8,602
	Thai Stanley Electric PCL	3,900	19,472
	Thai Stanley Electric PCL, Class F	11,300	56,417
	Thai Union Group PCL, Class F	1,088,232	536,967
	Thai Vegetable Oil PCL	259,200	244,064
	Thai Wah PCL, Class F	229,800	43,947
	Thaicom PCL	326,000	91,375
	Thaifoods Group PCL, Class F	675,500	82,835
	Thaire Life Assurance PCL, Class F	110,700	19,554
	Thaivivat Insurance PCL	45,000	25,620
	Thanachart Capital PCL	127,200	149,483
	Thitikorn PCL	120,700	38,413
	Tipco Asphalt PCL	341,200	162,381
	TIPCO Foods PCL	117,300	30,652
	Tisco Financial Group PCL	67,600	179,115
	TKS Technologies PCL	157,730	57,105
	TMBThanachart Bank PCL	4,235,792	160,775
	TMT Steel PCL	169,300	49,925
	TOA Paint Thailand PCL	156,500	132,511
	Total Access Communication PCL	194,300	260,958
	TPC Power Holding PCL, Class F	75,900	22,161
	TPI Polene Power PCL	1,073,400	119,719
	TQM Corp. PCL	96,600	140,317
*	Triton Holding PCL	4,399,200	28,258
	True Corp. PCL	4,159,020	585,299
*	TTCL PCL	174,000	23,979
	TTW PCL	394,000	126,540
*	U City PCL, Class F	2,999,700	150,642
	Union Auction PCL	87,100	23,905
*	Unique Engineering & Construction PCL	252,650	37,621
	United Paper PCL	138,000	67,690
	Univanich Palm Oil PCL	336,700	95,849
	Univentures PCL	306,400	26,480
	Vanachai Group PCL	262,120	62,373
	VGI PCL	738,400	106,933
	WHA Corp. PCL	1,581,200	155,119
	WHA Utilities & Power PCL	374,300	44,807
	WICE Logistics PCL	87,900	48,762
	Workpoint Entertainment PCL	100,560	91,752
	Ziga Innovation PCL	161,300	52,275

TOTAL THAILAND			36,520,486

TURKEY — (0.5%)
	Agesa Hayat ve Emeklilik AS	15,566	21,074
	Akbank TAS	410,242	245,833
	Aksa Akrilik Kimya Sanayii AS	71,432	221,051
*	Aksigorta AS	59,108	13,383
	Alarko Carrier Sanayii VE Ticaret AS	259	5,048
	Alarko Holding AS	28,066	50,612
*	Albaraka Turk Katilim Bankasi AS	336,049	28,228
	Alkim Alkali Kimya AS	17,516	26,224
*	Anadolu Anonim Turk Sigorta Sirketi	121,131	50,083
	Anadolu Hayat Emeklilik AS	31,796	27,146

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Arcelik AS	50,118	$226,851
	Aygaz AS	14,931	32,777
*	Banvit Bandirma Vitaminli Yem Sanayii AS	3,253	19,401
*	Bera Holding AS	118,187	82,356
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	18,196
	BIM Birlesik Magazalar AS	78,590	441,525
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	11,570	21,800
#	Borusan Yatirim ve Pazarlama AS	1,018	26,191
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	98	7,388
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	13,888	30,628
	Cemtas Celik Makina Sanayi Ve Ticaret AS	9,897	17,284
	Coca-Cola Icecek AS	11,475	95,192
	Deva Holding AS	14,907	37,501
	Dogan Sirketler Grubu Holding AS	212,221	49,289
	Dogus Otomotiv Servis ve Ticaret AS	3,101	13,930
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	20,971
	EGE Endustri VE Ticaret AS	505	61,467
	EGE Gubre Sanayii AS	509	8,533
	EGE Seramik Sanayi ve Ticaret AS	7,906	12,576
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,287	20,702
Ω	Enerjisa Enerji AS	25,368	24,048
	Enka Insaat ve Sanayi AS	205,681	218,635
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,327	17,723
	Eregli Demir ve Celik Fabrikalari TAS	212,969	479,607
*	Fenerbahce Futbol AS	12,698	29,331
	Ford Otomotiv Sanayi AS	13,157	264,340
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	1	0
	Gentas Genel Metal Sanayi ve Ticaret AS	33,280	9,243
*	Global Yatirim Holding AS	240,086	47,291
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	9,951
	Goodyear Lastikleri TAS	36,437	24,528
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	78,825	51,230
*	GSD Holding AS	164,327	46,639
*	Gubre Fabrikalari TAS	5,078	27,441
#*	Hektas Ticaret TAS	69,246	103,191
#*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	158,528	7,958
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	31,636	19,273
#*	Is Finansal Kiralama AS	163,643	38,135
*	Izmir Demir Celik Sanayi AS	74,640	12,646
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,910	48,263
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	25,530	21,787
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	268,187	271,515
*	Karel Elektronik Sanayi ve Ticaret AS	27,021	22,448
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	23,801
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	229,516	20,232
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	15,646
*	Konya Cimento Sanayii AS	187	11,311
	Kordsa Teknik Tekstil AS	20,573	62,908
*	Koza Altin Isletmeleri AS	4,423	51,092
*	Koza Anadolu Metal Madencilik Isletmeleri AS	56,868	119,831
*	Kutahya Porselen Sanayi AS	3,037	9,594
	Logo Yazilim Sanayi Ve Ticaret AS	26,656	80,649
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	14,032	76,909
*	Metro Ticari ve Mali Yatirimlar Holding AS	122,355	9,893
*	Netas Telekomunikasyon AS	11,500	13,511
	Nuh Cimento Sanayi AS	26,860	85,830
*	Parsan Makina Parcalari Sanayii AS	3,183	7,833
*	Pegasus Hava Tasimaciligi AS	6,605	59,296
*	Petkim Petrokimya Holding AS	299,244	192,109

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Polisan Holding AS	30,016	$7,329
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,716	14,048
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	101,431	128,756
#*	Sasa Polyester Sanayi AS	54,936	236,844
#*	Sekerbank Turk AS	475,560	36,998
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	35,018
#	Sok Marketler Ticaret AS	62,448	54,664
	Tat Gida Sanayi AS	24,980	23,934
*	TAV Havalimanlari Holding AS	42,406	122,350
#	Tekfen Holding AS	78,424	103,978
*	Teknosa Ic Ve Dis Ticaret AS	65,096	35,006
	Tofas Turk Otomobil Fabrikasi AS	31,636	167,566
*	Tukas Gida Sanayi ve Ticaret AS	23,016	13,117
*	Tumosan Motor ve Traktor Sanayi AS	9,193	12,447
#*	Turcas Petrol AS	20,640	8,817
*	Turk Hava Yollari AO	118,958	330,558
#	Turk Telekomunikasyon AS	149,160	101,072
	Turk Traktor ve Ziraat Makineleri AS	4,170	65,937
#	Turkcell Iletisim Hizmetleri AS	312,744	453,703
	Turkiye Garanti Bankasi AS	491,234	495,558
#*	Turkiye Halk Bankasi AS	122,731	44,594
*	Turkiye Petrol Rafinerileri AS	13,832	217,803
	Turkiye Sigorta AS	59,709	20,601
*	Turkiye Sinai Kalkinma Bankasi AS	557,282	69,188
*	Turkiye Vakiflar Bankasi TAO, Class D	139,531	41,779
	Ulker Biskuvi Sanayi AS	32,097	36,067
	Vestel Beyaz Esya Sanayi ve Ticaret AS	53,316	32,878
#	Vestel Elektronik Sanayi ve Ticaret AS	29,843	52,268
	Yapi ve Kredi Bankasi AS	742,871	243,111
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	45,100	43,857
*	Zorlu Enerji Elektrik Uretim AS	257,249	35,770

TOTAL TURKEY			7,854,524

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	449,061	1,241,353
	Abu Dhabi Islamic Bank PJSC	631,125	1,503,220
	Abu Dhabi National Hotels	2,524	2,779
	Abu Dhabi National Insurance Co. PSC	66,490	127,159
	Abu Dhabi National Oil Co. for Distribution PJSC	450,533	505,408
*	Abu Dhabi Ship Building Co. PJSC	13,464	14,618
	Agthia Group PJSC	179,829	208,749
	Air Arabia PJSC	1,361,822	790,789
*	Ajman Bank PJSC	452,279	98,447
	Aldar Properties PJSC	824,473	1,263,256
*	Amlak Finance PJSC	317,980	60,305
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	214,639	237,523
*	Deyaar Development PJSC	758,148	98,056
	Dubai Financial Market PJSC	599,235	429,161
	Dubai Investments PJSC	937,448	638,416
	Dubai Islamic Bank PJSC	516,222	902,957
*	Emaar Development PJSC	619,353	866,563
	Emaar Properties PJSC	734,048	1,266,124
	Emirates Integrated Telecommunications Co. PJSC	276,630	495,118
	Emirates NBD Bank PJSC	437,381	1,806,884
	Emirates Telecommunications Group Co. PJSC	533,241	5,100,323
*	Eshraq Investments PJSC	490,258	66,120
	First Abu Dhabi Bank PJSC	441,713	2,692,794
*	Gulf Pharmaceutical Industries PSC	59,324	22,185

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED ARAB EMIRATES — (Continued)
*	Islamic Arab Insurance Co.	175,945	$32,835
*	Manazel PJSC	681,581	87,910
	National Central Cooling Co. PJSC	72,798	48,849
*	RAK Properties PJSC	460,531	96,786
	Ras Al Khaimah Ceramics	298,761	225,937
	SHUAA Capital PSC	649,509	112,026
*	Union Properties PJSC	828,366	62,886

	TOTAL UNITED ARAB EMIRATES		21,105,536

	UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	4,448	25,835

	UNITED STATES — (0.0%)
	Sempra Energy.	2,668	432,497

	TOTAL COMMON STOCKS		1,559,566,409

	PREFERRED STOCKS — (0.8%)
	BRAZIL — (0.7%)
	Alpargatas SASeries D	21,964	87,075
	Banco ABC Brasil SA	40,577	129,677
Ω	Banco BMG SASeries B	55,700	31,320
	Banco Bradesco SA	466,275	1,695,734
	Banco do Estado do Rio Grande do Sul SA Class B	102,473	218,462
Ω	Banco Inter SA	73,443	77,692
	Banco Pan SA	75,979	143,845
	Centrais Eletricas Brasileiras SA Class B	41,800	339,459
	Centrais Eletricas Santa CatarinaSeries A	5,750	64,839
	Cia de Saneamento do ParanaSeries A	337,736	266,421
	Cia de Transmissao de Energia Eletrica Paulista	49,803	253,450
	Cia Energetica de Minas Gerais	265,631	788,199
	Cia Energetica do Ceara Class A	4,882	53,669
	Cia Paranaense de Energia	556,960	838,152
	EMAE-Empresa Metropolitana de Aguas e Energia SA	600	4,381
	Eucatex SA Industria e Comercio	43,700	88,303
	Gerdau SA	213,600	1,208,425
	Grazziotin SA	3,000	19,952
	Itau Unibanco Holding SA	663,719	3,204,517
	Marcopolo SA	260,737	140,812
	Randon SA Implementos e Participacoes	121,826	262,924
	Schulz SA	79,200	72,889
	Track & Field Co. SA	10,600	24,228
	Unipar Carbocloro SA Class B	33,059	641,996
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	294,886	674,594

	TOTAL BRAZIL		11,331,015

	CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	76,479	84,303
	Embotelladora Andina SA Class B	59,151	107,515

	TOTAL CHILE		191,818

	COLOMBIA — (0.1%)
	Banco Davivienda SA	14,239	119,438
	Grupo Aval Acciones y Valores SA	603,756	129,660
	Grupo de Inversiones Suramericana SA	19,098	105,719

	TOTAL COLOMBIA		354,817

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	$64,975

TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	269,571	82,490

THAILAND — (0.0%)
*	U City PCL	3,357,600	104,894

TOTAL PREFERRED STOCKS			12,130,009

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Alper Consultoria e Corretora de Seguros SA Rights 05/11/2022	1	0

HONG KONG — (0.0%)
*	Norinco International Cooperation Ltd. Rights 04/11/2022	5,580	1,864
*	Orient Securities Co. Ltd. Rights 05/20/2022	50,064	0
*	Zhong An Group Ltd. Rights12/31/22	4,819	0

TOTAL HONG KONG			1,864

INDIA — (0.0%)
*	Asian Granito India Ltd. Rights 05/10/2022	26,266	1,735

MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/2029	72,240	2,821
*	PESTECH International Bhd Warrants 12/15/28	6,375	388

TOTAL MALAYSIA			3,209

PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	69,282	10,869

SOUTH KOREA — (0.0%)
*	Solus Advanced Materials Co. Ltd. Rights 05/10/22	166	3,040

TAIWAN — (0.0%)
*	Episil-Precision, Inc. Rights 06/02/2022	78	27
*	Medigen Vaccine Biologics Corp. Rights 06/10/2022	735	760

TOTAL TAIWAN			787

THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	127,500	14,816
*	Aqua W3 Warrants 03/11/2023	545,700	0
*	EP W4 Warrants 04/27/2023	36,850	0
*	MBK PCL Warrants 03/23/2023	15,098	4,408
*	Sena Technologies, Inc. Warrants 03/09/2023	53,688	0
*	Tritn W5 Warrants 03/15/2023	239,340	0
*	TTB W1 Warrants 04/21/2023	42,358	433
*	VGI PCL Warrants 03/30/2023	170,400	0

TOTAL THAILAND			19,657

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	336,049	4,979

TOTAL RIGHTS/WARRANTS			46,140

TOTAL INVESTMENT SECURITIES (Cost $1,280,259,764)			1,571,742,558

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	1,671,337	$19,332,352

TOTAL INVESTMENTS — (100.0%) (Cost $1,299,592,496)		$1,591,074,910

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$46,798,992	$239,389	—	$47,038,381
Chile	2,245,745	3,969,269	—	6,215,014
China	43,593,597	392,732,580	$403,210	436,729,387
Colombia	2,510,675	34,312	—	2,544,987
Czech Republic	—	962,267	—	962,267
Egypt	17,257	503,865	—	521,122
Greece	—	5,097,678	11,182	5,108,860
Hong Kong	—	94,776	2,667	97,443
Hungary	—	2,722,141	—	2,722,141
India	5,113,725	206,935,820	1,075	212,050,620
Indonesia	1,657,069	25,107,830	39,330	26,804,229
Malaysia	—	23,327,036	35,999	23,363,035
Mexico	30,809,946	557,385	341	31,367,672
Peru	1,087,637	73	—	1,087,710
Philippines	55,936	11,805,896	—	11,861,832
Poland	—	12,487,716	—	12,487,716
Qatar	—	17,211,491	—	17,211,491
Saudi Arabia	98,938	57,959,991	—	58,058,929
South Africa	6,724,446	53,696,317	—	60,420,763
South Korea	3,571,590	222,386,913	48,291	226,006,794
Switzerland	—	68,546	—	68,546
Taiwan	32,820,531	278,065,462	12,599	310,898,592
Thailand	35,376,390	1,143,613	483	36,520,486
Turkey	330,558	7,523,966	—	7,854,524
United Arab Emirates	—	21,105,536	—	21,105,536
United Kingdom	—	25,835	—	25,835
United States	432,497	—	—	432,497
Preferred Stocks
Brazil	11,299,695	31,320	—	11,331,015
Chile	—	191,818	—	191,818
Colombia	354,817	—	—	354,817
Philippines	—	64,975	—	64,975
Taiwan	—	82,490	—	82,490
Thailand	104,894	—	—	104,894
Rights/Warrants
Hong Kong	—	1,864	—	1,864
India	—	1,735	—	1,735
Malaysia	—	3,209	—	3,209
Philippines	—	10,869	—	10,869
South Korea	—	3,040	—	3,040
Taiwan	—	787	—	787
Thailand	—	19,657	—	19,657
Turkey	—	4,979	—	4,979
Securities Lending Collateral	—	19,332,352	—	19,332,352

TOTAL.	$225,004,935	$1,365,514,798	$555,177^	$1,591,074,910

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
	COMMON STOCKS — (97.5%)
	BRAZIL — (3.7%)
	AES Brasil Energia SA	52,600	$117,564
	Aliansce Sonae Shopping Centers SA	18,500	78,955
*	Alliar Medicos A Frente SA	25,751	101,099
	Alper Consultoria e Corretora de Seguros SA	1,100	7,509
	Alupar Investimento SA	32,200	171,162
	Ambev SA, ADR	322,455	938,344
	Americanas SA	102,721	498,651
*	Anima Holding SA	17,500	19,645
	Arezzo Industria e Comercio SA	7,160	129,574
	Atacadao SA	132,720	552,200
	Auren Energia SA	89,404	265,105
	B3 SA - Brasil Bolsa Balcao	776,004	2,087,572
	Banco Bradesco SA, ADR	78,915	284,094
	Banco Bradesco SA	154,063	464,624
	Banco BTG Pactual SA	148,922	695,519
	Banco do Brasil SA	97,300	653,790
	Banco Inter SA	19,310	19,920
	Banco Santander Brasil SA	57,061	366,445
	BB Seguridade Participacoes SA	94,554	486,354
*	BK Brasil Operacao e Assessoria a Restaurantes SA	27,041	34,458
*	BR Malls Participacoes SA	103,000	197,710
	BR Properties SA	27,600	49,852
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,064	96,691
	Braskem SA, Sponsored ADR	4,311	70,528
*	C&A Modas Ltda	17,429	15,441
	Camil Alimentos SA	28,442	49,360
	CCR SA	402,480	1,010,281
	Centrais Eletricas Brasileiras SA	32,400	265,284
	Cia Brasileira de Distribuicao	37,223	153,065
	Cia de Locacao das Americas	92,320	439,944
	Cia de Saneamento Basico do Estado de Sao Paulo.	64,500	580,949
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,704	78,249
	Cia de Saneamento de Minas Gerais-COPASA	42,300	116,874
	Cia de Saneamento do Parana	33,300	133,161
	Cia de Saneamento do Parana	21,300	16,716
	Cia Energetica de Minas Gerais, Sponsored ADR	7,080	21,452
	Cia Energetica de Minas Gerais	54,131	209,672
	Cia Paranaense de Energia	59,545	78,527
	Cia Paranaense de Energia	9,600	69,709
#	Cia Siderurgica Nacional SA, Sponsored ADR	5,063	21,315
	Cia Siderurgica Nacional SA	99,285	423,130
	Cielo SA	519,418	357,209
*	Cogna Educacao	211,765	104,941
	Construtora Tenda SA	34,588	40,717
	Cosan SA	85,936	365,023
	CPFL Energia SA	61,141	447,061
	CSU Cardsystem SA	8,200	23,154
	Cury Construtora e Incorporadora SA	8,800	13,047
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	132,477	379,160
	Dexco SA	133,283	346,960
	Diagnosticos da America SA	6,300	28,939
	Dimed SA Distribuidora da Medicamentos	7,800	18,254
	Direcional Engenharia SA	37,400	86,995
*	EcoRodovias Infraestrutura e Logistica SA	73,109	102,182
	EDP - Energias do Brasil SA	32,000	137,089

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA	138,852	$399,091
	Energisa SA	54,320	523,429
	Equatorial Energia SA	224,171	1,162,581
	Eternit SA	6,800	18,912
	Even Construtora e Incorporadora SA	42,080	45,536
	Ez Tec Empreendimentos e Participacoes SA	34,096	107,999
	Fleury SA	88,000	256,669
	Fras-Le SA	2,482	5,552
*	Gafisa SA	139,442	44,281
	Gerdau SA, Sponsored ADR	40,092	227,322
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	11,450	7,712
	Grendene SA	49,721	95,038
*	Grupo De Moda Soma SA	15,628	38,185
*	Grupo Mateus SA	59,685	57,102
*	Grupo SBF SA	9,800	47,831
	Guararapes Confeccoes SA	21,065	39,284
Ω	Hapvida Participacoes e Investimentos SA	363,954	645,613
	Helbor Empreendimentos SA	23,500	16,494
	Hypera SA	84,800	641,838
	Industrias Romi SA	8,266	22,371
	Instituto Hermes Pardini SA	16,500	58,605
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	6,400	36,505
*	International Meal Co. Alimentacao SA, Class A	60,698	30,448
	Iochpe-Maxion SA	25,200	67,945
*	IRB Brasil Resseguros SA	300,700	168,476
	Itau Unibanco Holding SA	40,835	165,853
	JHSF Participacoes SA	91,696	121,669
	JSL SA	1,648	2,440
	Kepler Weber SA	5,300	61,384
	Klabin SA	296,109	1,242,185
	Light SA	87,100	157,324
	Localiza Rent a Car SA	95,975	1,027,704
	LOG Commercial Properties e Participacoes SA	6,900	33,398
*	Log-in Logistica Intermodal SA	11,000	58,694
	Lojas Quero Quero S/A	27,200	47,314
	Lojas Renner SA	186,315	895,030
*	LPS Brasil Consultoria de Imoveis SA	17,000	13,961
	M Dias Branco SA	18,932	90,640
	Magazine Luiza SA	194,922	192,401
	Mahle-Metal Leve SA	8,900	44,554
	Marcopolo SA	38,000	17,755
*	Marisa Lojas SA	26,500	12,489
	Melnick Even Desenvolvimento Imobiliario SA	16,200	12,615
	Mills Estruturas e Servicos de Engenharia SA	53,000	79,758
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	7,746	9,228
*	Moura Dubeux Engenharia S/A	10,100	12,543
	Movida Participacoes SA	42,911	157,533
	MRV Engenharia e Participacoes SA	100,447	209,673
	Multiplan Empreendimentos Imobiliarios SA	27,600	137,611
	Natura & Co. Holding SA	157,687	592,927
#	Natura & Co. Holding SA, ADR	15,400	115,808
	Neoenergia SA	46,800	177,774
	Odontoprev SA	97,297	199,752
*	Omega Energia SA	90,708	195,950
	Ouro Fino Saude Animal Participacoes SA	1,600	7,443
	Pet Center Comercio e Participacoes SA	10,622	32,721
	Porto Seguro SA	80,818	332,658
	Portobello SA	10,300	18,584
	Positivo Tecnologia SA	48,052	75,908

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	$4,842
	Qualicorp Consultoria e Corretora de Seguros SA	108,131	290,233
	Raia Drogasil SA	249,241	1,055,151
Ω	Rede D’Or Sao Luiz SA	10,500	78,008
	Rumo SA	142,720	472,563
	Santos Brasil Participacoes SA	31,091	44,587
	Sendas Distribuidora SA	212,450	656,608
Ω	Ser Educacional SA	13,300	25,180
	SIMPAR SA	18,800	44,377
	Sinqia SA	11,600	43,618
	Sul America SA	169,933	912,918
	Suzano SA	113,661	1,140,530
	Tegma Gestao Logistica SA	9,500	27,247
	Telefonica Brasil SA	29,500	317,379
#	Telefonica Brasil SA, ADR	21,716	230,190
	TIM SA, ADR	2,608	35,573
	TIM SA	260,262	709,621
	TOTVS SA	66,708	431,367
	Transmissora Alianca de Energia Eletrica SA	79,252	705,004
	Trisul SA	40,600	32,602
	Ultrapar Participacoes SA	153,808	406,612
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	164,835
	Unipar Carbocloro SA	8,360	154,959
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	13,600	24,785
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	38,992	107,734
	Vibra Energia SA	166,138	709,723
	Vivara Participacoes SA	10,800	55,573
	Vulcabras Azaleia SA	27,100	53,773
	WEG SA	127,300	775,034
	Wiz Solucoes e Corretagem de Seguros SA	31,400	47,570
*	XP, Inc., BDR	8,545	211,760
	YDUQS Participacoes SA	31,700	103,360

TOTAL BRAZIL			35,912,641

CHILE — (0.5%)
	Aguas Andinas SA, Class A	825,826	145,262
	Banco de Chile, ADR	17,168	344,730
	Banco de Credito e Inversiones SA	5,540	171,444
	Banco Santander Chile, ADR	13,546	263,334
	Banco Santander Chile	760,231	36,578
	Besalco SA	118,298	33,563
*	Camanchaca SA	228,863	11,244
	CAP SA	19,548	242,459
	Cencosud SA	200,888	321,558
	Cencosud Shopping SA	61,000	61,883
	Cia Cervecerias Unidas SA	29,430	196,715
	Cia Cervecerias Unidas SA, Sponsored ADR	4,430	59,096
	Cia Sud Americana de Vapores SA	605,382	68,435
	Embotelladora Andina SA, ADR, Class B	4,723	50,583
	Empresa Nacional de Telecomunicaciones SA	27,407	100,114
	Empresas CMPC SA	189,006	281,705
	Empresas Hites SA	95,679	14,249
	Enel Americas SA	2,043,106	213,952
	Enel Chile SA	1,814,367	47,851
	Falabella SA	41,762	117,290
	Forus SA	22,023	26,084
	Grupo Security SA	409,448	53,056
	Hortifrut SA	43,292	42,186

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Instituto de Diagnostico SA	1,346	$2,214
	Inversiones Aguas Metropolitanas SA	132,025	51,867
	Inversiones La Construccion SA	7,731	31,368
	Itau CorpBanca Chile SA	23,712,285	48,383
*	Multiexport Foods SA	35,888	13,046
	Parque Arauco SA	97,790	82,107
	PAZ Corp. SA	19,614	6,808
	Plaza SA	43,864	40,708
	Ripley Corp. SA	224,629	35,034
	Salfacorp SA	132,841	40,502
	Sigdo Koppers SA	83,076	72,091
	SMU SA	707,008	67,073
	Sociedad Matriz SAAM SA	1,041,769	64,747
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,259	535,714
	Socovesa SA	15,493	1,962
	SONDA SA	176,889	60,363
	Vina Concha y Toro SA	152,370	223,348

TOTAL CHILE			4,280,706

CHINA — (29.7%)
	360 DigiTech, Inc., ADR	25,712	371,024
*	360 Security Technology, Inc., Class A	40,500	49,888
*	361 Degrees International Ltd.	219,000	112,961
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	47,400	171,659
*Ω	3SBio, Inc.	341,000	240,573
#*	51job, Inc., ADR	8,734	531,464
*	9F, Inc., ADR	10,020	8,312
Ω	AAG Energy Holdings Ltd.	147,000	27,881
	Accelink Technologies Co. Ltd., Class A	5,100	11,586
	Addsino Co. Ltd., Class A	17,700	24,020
	Advanced Technology & Materials Co. Ltd., Class A	17,320	18,146
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	46,125
	AECC Aviation Power Co. Ltd., Class A	8,600	48,966
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	7,900	9,238
*	Aesthetic Medical International Holdings Group Ltd., ADR	5,247	7,871
#	Agile Group Holdings Ltd.	376,000	180,062
	Agricultural Bank of China Ltd., Class H	4,790,000	1,796,546
	Aier Eye Hospital Group Co. Ltd., Class A	36,631	197,706
*	AirNet Technology, Inc., ADR	4,104	4,966
	Aisino Corp., Class A	19,300	29,635
	Ajisen China Holdings Ltd.	95,000	13,458
Ω	Ak Medical Holdings Ltd.	152,000	82,301
	AKM Industrial Co. Ltd.	100,000	22,809
*	Alibaba Group Holding Ltd., Sponsored ADR	79,804	7,748,170
*	Alibaba Group Holding Ltd.	430,400	5,249,880
#*	Alibaba Health Information Technology Ltd.	652,000	367,353
*	Alibaba Pictures Group Ltd.	3,000,000	253,132
Ω	A-Living Smart City Services Co. Ltd.	162,250	256,610
	All Winner Technology Co. Ltd., Class A	2,660	7,293
*	Alpha Group, Class A	18,000	10,073
*	Amlogic Shanghai Co. Ltd., Class A	2,400	39,014
	Amoy Diagnostics Co. Ltd., Class A	4,100	28,287
	Angel Yeast Co. Ltd., Class A	18,100	105,035
	Anhui Anke Biotechnology Group Co. Ltd., Class A	22,200	28,409
	Anhui Construction Engineering Group Co. Ltd., Class A	22,400	21,222
	Anhui Expressway Co. Ltd., Class H	88,000	77,559
	Anhui Guangxin Agrochemical Co. Ltd., Class A	9,800	52,817
	Anhui Gujing Distillery Co. Ltd., Class A	2,100	61,880
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	10,800	59,052

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	18,340	$14,177
	Anhui Jinhe Industrial Co. Ltd., Class A	7,900	45,205
	Anhui Kouzi Distillery Co. Ltd., Class A	10,100	78,053
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	15,530
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	21,774
	Anhui Xinhua Media Co. Ltd., Class A	14,100	10,094
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	73,602
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	10,100	17,919
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	400	14,823
	Anjoy Foods Group Co. Ltd., Class A	2,900	56,762
	Anker Innovations Technology Co. Ltd., Class A	2,400	20,559
	ANTA Sports Products Ltd.	134,800	1,549,187
*	Anton Oilfield Services Group	1,062,000	58,274
	Aoshikang Technology Co. Ltd., Class A	1,200	11,023
	Apeloa Pharmaceutical Co. Ltd., Class A	19,000	53,523
	APT Satellite Holdings Ltd.	62,000	18,442
Ω	AsiaInfo Technologies Ltd.	70,800	119,365
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,000	40,225
	Autobio Diagnostics Co. Ltd., Class A	3,900	26,977
	Avary Holding Shenzhen Co. Ltd., Class A	17,900	79,298
	AVIC Electromechanical Systems Co. Ltd., Class A	7,500	11,191
	AVIC Industry-Finance Holdings Co. Ltd., Class A	55,300	32,109
	AviChina Industry & Technology Co. Ltd., Class H	789,000	428,081
	AVICOPTER PLC, Class A	5,500	35,391
	Bafang Electric Suzhou Co. Ltd., Class A	500	11,648
Ω	BAIC Motor Corp. Ltd., Class H	429,500	134,125
*	Baidu, Inc., Sponsored ADR	18,233	2,263,992
*	Baidu, Inc., Class A	88,450	1,410,220
Ω	BAIOO Family Interactive Ltd.	372,000	21,825
	Bank of Beijing Co. Ltd., Class A	51,100	35,326
	Bank of Changsha Co. Ltd., Class A	19,400	21,779
	Bank of Chengdu Co. Ltd., Class A	26,200	66,353
	Bank of China Ltd., Class H	12,369,000	4,853,378
	Bank of Chongqing Co. Ltd., Class H	169,500	95,967
	Bank of Communications Co. Ltd., Class H	1,530,000	1,064,710
	Bank of Guiyang Co. Ltd., Class A	15,536	14,445
	Bank of Hangzhou Co. Ltd., Class A	36,000	82,926
	Bank of Jiangsu Co. Ltd., Class A	42,380	46,819
	Bank of Nanjing Co. Ltd., Class A	55,422	97,027
	Bank of Ningbo Co. Ltd., Class A	19,910	108,763
	Bank of Shanghai Co. Ltd., Class A	70,000	68,727
*	Bank of Tianjin Co. Ltd., Class H	54,000	13,990
*Ω	Bank of Zhengzhou Co. Ltd., Class H	43,560	8,466
	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	9,026
*	Baoye Group Co. Ltd., Class H	66,000	33,203
*	Baozun, Inc., Sponsored ADR	13,006	99,366
#*	Baozun, Inc., Class A	10,500	26,412
	Beibuwan Port Co. Ltd., Class A	12,900	14,620
#*	BeiGene Ltd., ADR	1,611	257,760
#*	BeiGene Ltd.	12,900	161,769
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	16,700	23,557
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,200	22,905
	Beijing Capital Development Co. Ltd., Class A	56,800	48,972
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	65,301
*	Beijing Capital International Airport Co. Ltd., Class H	504,000	275,339
	Beijing Certificate Authority Co. Ltd., Class A	2,100	10,509
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	43,500	50,805
	Beijing Compass Technology Development Co. Ltd., Class A	3,700	26,093
	Beijing Dabeinong Technology Group Co. Ltd., Class A	50,557	54,671

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	5,921	$59,334
	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,000	26,422
*	Beijing Energy International Holding Co. Ltd.	1,418,000	46,765
	Beijing Enlight Media Co. Ltd., Class A	26,600	29,152
	Beijing Enterprises Holdings Ltd.	125,500	424,271
#*	Beijing Enterprises Urban Resources Group Ltd.	264,000	26,712
	Beijing Enterprises Water Group Ltd.	1,484,000	480,055
*	Beijing Forever Technology Co. Ltd., Class A	11,900	10,899
#*††	Beijing Gas Blue Sky Holdings Ltd.	1,800,000	5,001
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	307	14,901
*	Beijing Jetsen Technology Co. Ltd., Class A	71,900	52,174
	Beijing Kingsoft Office Software, Inc., Class A	2,069	58,790
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	15,458
	Beijing New Building Materials PLC, Class A	21,700	94,951
	Beijing North Star Co. Ltd., Class H	198,000	26,757
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	15,444
*	Beijing Orient National Communication Science & Technology Co. Ltd.,
	Class A	19,400	24,011
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	11,450	78,418
	Beijing Originwater Technology Co. Ltd., Class A	35,200	24,865
	Beijing Roborock Technology Co. Ltd., Class A	887	76,883
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	29,200	18,350
	Beijing Shiji Information Technology Co. Ltd., Class A	13,440	36,438
	Beijing Sinnet Technology Co. Ltd., Class A	31,200	45,358
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	29,366
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	30,977
	Beijing SuperMap Software Co. Ltd., Class A	7,000	17,514
	Beijing Thunisoft Corp. Ltd., Class A	20,300	20,808
	Beijing Tiantan Biological Products Corp. Ltd., Class A	10,300	30,602
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	110,000	158,693
	Beijing Tongrentang Co. Ltd., Class A	4,800	26,447
	Beijing Tongtech Co. Ltd., Class A	6,300	14,623
*	Beijing Ultrapower Software Co. Ltd., Class A	36,401	20,593
	Beijing United Information Technology Co. Ltd., Class A	1,000	14,553
Ω	Beijing Urban Construction Design & Development Group Co. Ltd.,
	Class H	38,000	9,776
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,195	102,372
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,300	58,454
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	26,220	42,344
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	100,300	69,576
	Beken Corp., Class A	3,600	16,322
	Bestsun Energy Co. Ltd., Class A	28,200	18,578
	Betta Pharmaceuticals Co. Ltd., Class A	1,600	10,373
	Better Life Commercial Chain Share Co. Ltd., Class A	5,600	7,500
	BGI Genomics Co. Ltd., Class A	5,400	51,399
	Biem.L.Fdlkk Garment Co. Ltd., Class A	9,276	31,372
*	Bilibili, Inc., Class Z	47,880	1,165,824
	Black Peony Group Co. Ltd., Class A	11,200	15,095
	Bloomage Biotechnology Corp. Ltd., Class A	1,609	32,687
	Blue Sail Medical Co. Ltd., Class A	24,900	33,520
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	66,200	57,134
Ω	BOC Aviation Ltd.	7,000	54,911
	BOC International China Co. Ltd., Class A	18,400	34,552
	BOE Technology Group Co. Ltd., Class A	434,300	248,839
	BOE Varitronix Ltd.	33,000	37,390
*	Bohai Leasing Co. Ltd., Class A	149,500	46,804
#	Bosideng International Holdings Ltd.	1,220,000	608,500
*	Boyaa Interactive International Ltd.	40,000	2,329
	Bright Dairy & Food Co. Ltd., Class A	17,700	29,482

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Brilliance China Automotive Holdings Ltd.	716,000	$252,390
	B-Soft Co. Ltd., Class A	12,870	11,663
	BYD Electronic International Co. Ltd.	189,500	377,740
	By-health Co. Ltd., Class A	35,100	106,341
	C C Land Holdings Ltd.	321,000	81,476
	C&D International Investment Group Ltd.	132,741	325,782
*	C&D Property Management Group Co. Ltd.	86,000	41,394
	Cabbeen Fashion Ltd.	59,000	19,879
	Caitong Securities Co. Ltd., Class A	53,950	57,819
	Camel Group Co. Ltd., Class A	16,600	20,785
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	25,200	17,101
	Canny Elevator Co. Ltd., Class A	12,500	13,377
#*Ω	CanSino Biologics, Inc., Class H	4,800	50,933
	Capinfo Co. Ltd., Class H	204,000	8,093
*	Capital Environment Holdings Ltd.	1,184,000	24,349
	Castech, Inc., Class A	9,600	17,970
	CECEP Solar Energy Co. Ltd., Class A	46,200	46,496
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	10,926
	CECEP Wind-Power Corp., Class A	79,600	48,170
	Central China Management Co. Ltd.	227,000	35,553
	Central China New Life Ltd.	41,000	20,968
	Central China Real Estate Ltd.	227,000	19,512
	Central China Securities Co. Ltd., Class H	402,000	65,171
	CETC Digital Technology Co. Ltd., Class A	4,100	13,052
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	27,965
Ω	CGN Power Co. Ltd., Class H	1,784,000	501,310
	Chacha Food Co. Ltd., Class A	8,300	66,621
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	14,266
	Changchun High & New Technology Industry Group, Inc., Class A	4,500	106,482
	Changjiang Securities Co. Ltd., Class A	67,900	56,684
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	12,000	15,120
	Changying Xinzhi Technology Co. Ltd., Class A	11,200	18,624
	Chanjet Information Technology Co. Ltd., Class H	26,100	23,377
	Chaowei Power Holdings Ltd.	107,000	22,908
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	61,369
*	Cheetah Mobile, Inc., ADR.	14,649	11,719
	Chen Lin Education Group Holdings Ltd.	66,000	18,623
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	18,836
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	16,985
	Chengdu Galaxy Magnets Co. Ltd., Class A.	7,300	16,815
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	18,956
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	12,568
	Chengdu Kanghua Biological Products Co. Ltd., Class A	800	14,199
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	66,119
	Chengdu Xingrong Environment Co. Ltd., Class A	25,100	18,906
	Chengtun Mining Group Co. Ltd., Class A	49,000	51,261
*	Chengzhi Co. Ltd., Class A	21,400	30,572
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	36,100	100,267
	China Aerospace International Holdings Ltd.	476,000	28,807
	China Aircraft Leasing Group Holdings Ltd.	117,000	78,614
	China Baoan Group Co. Ltd., Class A	20,300	27,409
	China Bester Group Telecom Co. Ltd., Class A	4,900	8,807
	China BlueChemical Ltd., Class H	498,000	171,187
#Ω	China Bohai Bank Co. Ltd., Class H	65,500	10,713
*	China CAMC Engineering Co. Ltd., Class A	19,900	25,859
	China CITIC Bank Corp. Ltd., Class H	1,374,000	698,335
	China Communications Services Corp. Ltd., Class H	760,000	346,135
*	China Conch Environment Protection Holdings Ltd.	448,000	383,657
	China Conch Venture Holdings Ltd.	448,000	1,163,354

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Construction Bank Corp., Class H	13,357,000	$9,515,514
	China CSSC Holdings Ltd., Class A	36,600	86,604
	China Datang Corp. Renewable Power Co. Ltd., Class H	798,000	301,652
	China Design Group Co. Ltd., Class A	16,900	21,518
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	658,000	91,557
	China Dongxiang Group Co. Ltd.	754,000	42,970
Ω	China East Education Holdings Ltd.	50,000	25,450
*	China Electronics Huada Technology Co. Ltd.	214,000	14,402
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	44,218
	China Energy Engineering Corp. Ltd., Class H	294,000	40,305
	China Everbright Bank Co. Ltd., Class H	931,000	337,271
#Ω	China Everbright Greentech Ltd.	99,000	25,538
	China Everbright Ltd.	262,000	251,061
	China Express Airlines Co. Ltd., Class A	7,100	11,022
Ω	China Feihe Ltd.	662,000	629,408
*	China Film Co. Ltd., Class A	20,400	31,479
	China Foods Ltd.	204,000	72,870
*	China Fordoo Holdings Ltd.	281,000	19,619
	China Galaxy Securities Co. Ltd., Class H	837,500	455,535
	China Gas Holdings Ltd.	926,000	1,128,763
*	China Grand Automotive Services Group Co. Ltd., Class A	48,065	16,027
	China Great Wall Securities Co. Ltd., Class A	15,000	18,584
	China Greatwall Technology Group Co. Ltd., Class A	36,500	49,565
*	China Green Agriculture, Inc.	2,355	20,912
	China Harmony Auto Holding Ltd.	245,500	114,908
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	15,526
*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	60,853
*††Ω	China Huarong Asset Management Co. Ltd., Class H.	2,057,000	94,055
*	China Index Holdings Ltd., ADR	1,309	1,243
Ω	China International Capital Corp. Ltd., Class H	240,000	481,049
	China International Marine Containers Group Co. Ltd., Class H	143,660	197,583
#	China Isotope & Radiation Corp.	18,600	45,714
	China Jinmao Holdings Group Ltd.	1,562,000	513,359
	China Jushi Co. Ltd., Class A	96,206	227,699
	China Kepei Education Group Ltd.	74,000	20,548
	China Kings Resources Group Co. Ltd., Class A	4,500	16,323
	China Lesso Group Holdings Ltd.	329,000	411,425
	China Life Insurance Co. Ltd., Class H	759,000	1,102,957
	China Lilang Ltd.	145,000	70,054
*Ω	China Literature Ltd.	109,800	461,393
*	China Maple Leaf Educational Systems Ltd.	82,000	3,648
*	China Medical & HealthCare Group Ltd.	950,000	9,359
	China Medical System Holdings Ltd.	649,000	929,203
	China Meheco Co. Ltd., Class A	21,300	68,061
	China Meidong Auto Holdings Ltd.	152,000	500,289
	China Mengniu Dairy Co. Ltd.	420,000	2,266,748
	China Merchants Bank Co. Ltd., Class H	469,000	2,826,778
	China Merchants Energy Shipping Co. Ltd., Class A	38,400	29,634
	China Merchants Land Ltd.	606,000	57,360
	China Merchants Port Holdings Co. Ltd.	382,000	666,894
Ω	China Merchants Securities Co. Ltd., Class H	81,540	84,336
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	40,700	96,715
	China Minmetals Rare Earth Co. Ltd., Class A	6,200	21,602
	China Minsheng Banking Corp. Ltd., Class H	864,000	327,623
	China Molybdenum Co. Ltd., Class H	1,668,000	829,493
	China National Accord Medicines Corp. Ltd., Class A	9,300	40,285
	China National Chemical Engineering Co. Ltd., Class A	34,400	47,213
	China National Medicines Corp. Ltd., Class A	12,300	54,812
	China National Nuclear Power Co. Ltd., Class A	231,800	248,481

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Software & Service Co. Ltd., Class A	3,900	$19,075
Ω	China New Higher Education Group Ltd.	50,000	17,520
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	24,000	113,978
*	China Nuclear Energy Technology Corp. Ltd.	224,000	24,829
	China Oilfield Services Ltd., Class H	670,000	685,919
	China Overseas Grand Oceans Group Ltd.	439,000	255,536
	China Overseas Land & Investment Ltd.	1,144,000	3,534,134
	China Pacific Insurance Group Co. Ltd., Class H	787,200	1,745,201
	China Pioneer Pharma Holdings Ltd.	98,000	30,391
	China Publishing & Media Co. Ltd., Class A	22,400	15,259
#	China Railway Group Ltd., Class H	848,000	593,907
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	32,850
Ω	China Railway Signal & Communication Corp. Ltd., Class H	478,000	160,310
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	19,934
*	China Rare Earth Holdings Ltd.	436,000	34,079
Ω	China Renaissance Holdings Ltd.	32,600	41,046
	China Resources Beer Holdings Co. Ltd.	136,000	798,842
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	21,500	97,404
	China Resources Gas Group Ltd.	330,000	1,239,938
	China Resources Land Ltd.	972,000	4,341,158
	China Resources Medical Holdings Co. Ltd.	225,000	124,851
	China Resources Microelectronics Ltd., Class A	7,360	53,694
Ω	China Resources Pharmaceutical Group Ltd.	675,500	355,974
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,000	44,663
	China Risun Group Ltd.	189,000	95,153
	China Sanjiang Fine Chemicals Co. Ltd.	259,000	52,305
	China SCE Group Holdings Ltd.	497,000	88,926
	China Science Publishing & Media Ltd., Class A	7,400	8,099
*Ω	China Shengmu Organic Milk Ltd.	820,000	37,450
	China Shineway Pharmaceutical Group Ltd.	93,000	75,978
	China Shuifa Singyes Energy Holdings Ltd.	142,000	19,203
*	China Silver Group Ltd.	618,000	43,131
	China South City Holdings Ltd.	988,000	93,176
	China South Publishing & Media Group Co. Ltd., Class A	49,800	72,470
	China Starch Holdings Ltd.	320,000	8,304
	China State Construction Engineering Corp. Ltd., Class A	311,583	295,840
	China State Construction International Holdings Ltd.	494,000	637,575
*	China Sunshine Paper Holdings Co. Ltd.	222,000	60,780
	China Suntien Green Energy Corp. Ltd., Class H	590,000	333,067
	China Taiping Insurance Holdings Co. Ltd.	693,800	793,197
	China Testing & Certification International Group Co. Ltd., Class A	9,380	17,366
*	China Tianbao Group Development Co. Ltd.	26,000	11,021
*	China Tianying, Inc., Class A	55,800	35,823
	China Tourism Group Duty Free Corp. Ltd., Class A	14,641	398,464
Ω	China Tower Corp. Ltd., Class H	20,436,000	2,385,069
	China Traditional Chinese Medicine Holdings Co. Ltd.	436,000	212,429
	China TransInfo Technology Co. Ltd., Class A	26,400	34,023
*	China Tungsten & Hightech Materials Co. Ltd., Class A	18,100	26,831
	China Union Holdings Ltd., Class A	17,000	10,194
	China Vanke Co. Ltd., Class H	828,004	1,952,433
Ω	China Vast Industrial Urban Development Co. Ltd.	114,000	27,291
	China Water Affairs Group Ltd.	166,000	182,256
	China West Construction Group Co. Ltd., Class A	13,700	16,326
*††	China Wood Optimization Holding Ltd.	84,000	1,807
Ω	China Xinhua Education Group Ltd.	23,000	4,182
	China Yangtze Power Co. Ltd., Class A	179,997	618,713
	China Yongda Automobiles Services Holdings Ltd.	256,000	237,383
#*	China ZhengTong Auto Services Holdings Ltd.	737,000	50,620
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,800	108,187

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Zheshang Bank Co. Ltd., Class H	91,000	$38,544
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	9,553
#*††	China Zhongwang Holdings Ltd.	437,200	35,101
	Chinasoft International Ltd.	942,000	762,211
#*	Chindata Group Holdings Ltd., ADR	29,287	182,751
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	53,253
*	Chongqing Brewery Co. Ltd., Class A	6,149	116,141
	Chongqing Changan Automobile Co. Ltd., Class A	28,000	43,935
	Chongqing Department Store Co. Ltd., Class A	5,700	23,998
	Chongqing Dima Industry Co. Ltd., Class A	50,600	16,699
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	31,080	57,943
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	4,300	22,643
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	26,112
	Chongqing Rural Commercial Bank Co. Ltd., Class H	609,000	236,474
	Chongqing Zhifei Biological Products Co. Ltd., Class A	11,300	161,345
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	13,856
	Chow Tai Seng Jewellery Co. Ltd., Class A	18,450	35,153
	CIFI Ever Sunshine Services Group Ltd.	360,000	476,785
	CIFI Holdings Group Co. Ltd.	1,507,709	725,235
#	CIMC Enric Holdings Ltd.	192,000	201,436
Ω	CIMC Vehicles Group Co. Ltd., Class H	20,500	11,615
*	Cinda Real Estate Co. Ltd., Class A	34,100	33,611
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	18,632
*	CITIC Guoan Information Industry Co. Ltd., Class A	127,200	59,409
	CITIC Securities Co. Ltd., Class H	424,350	932,353
*	Citychamp Watch & Jewellery Group Ltd.	440,000	58,569
	CMGE Technology Group Ltd.	340,000	89,231
	CMST Development Co. Ltd., Class A	33,200	27,706
*	CNFinance Holdings Ltd., ADR	7,946	24,315
	CNHTC Jinan Truck Co. Ltd., Class A	25,200	37,396
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	48,200	53,294
	CNOOC Energy Technology & Services Ltd., Class A	123,500	44,309
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	26,800	72,237
	COFCO Biotechnology Co. Ltd., Class A	47,800	59,091
*Ω	Cogobuy Group	107,000	29,057
*	Comba Telecom Systems Holdings Ltd.	340,000	57,089
	Concord New Energy Group Ltd.	2,410,000	221,831
*	Confidence Intelligence Holdings Ltd.	10,000	32,574
	Consun Pharmaceutical Group Ltd.	52,000	30,305
	Contec Medical Systems Co. Ltd., Class A	3,900	15,594
	Contemporary Amperex Technology Co. Ltd., Class A	10,200	623,567
*	Coolpad Group Ltd.	1,638,000	37,282
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	430,050	669,055
#	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	63,222
	COSCO SHIPPING Ports Ltd.	288,929	206,017
*Ω	Cosmo Lady China Holdings Co. Ltd.	199,000	8,976
	Country Garden Holdings Co. Ltd.	3,138,537	2,170,852
	Country Garden Services Holdings Co. Ltd.	50,000	210,739
	CPMC Holdings Ltd.	269,000	133,646
	CQ Pharmaceutical Holding Co. Ltd., Class A	27,000	19,739
#*	Crazy Sports Group Ltd.	1,274,000	50,434
	CRRC Corp. Ltd., Class H	657,000	243,738
Ω	CSC Financial Co. Ltd., Class H	191,000	175,848
	CSG Holding Co. Ltd., Class A	44,710	37,741
	CSSC Science & Technology Co. Ltd., Class A	7,600	12,296
	CTS International Logistics Corp. Ltd., Class A	17,700	24,032
	D&O Home Collection Group Co. Ltd., Class A	6,500	8,504
	Daan Gene Co. Ltd., Class A	22,080	60,168
	DaFa Properties Group Ltd.	60,000	29,071

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Dali Foods Group Co. Ltd.	377,500	$192,111
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	14,766
	Daqin Railway Co. Ltd., Class A	60,100	60,608
	Dare Power Dekor Home Co. Ltd., Class A	7,000	8,998
	Dashang Co. Ltd., Class A	7,400	23,191
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	20,120	80,243
	Dawnrays Pharmaceutical Holdings Ltd.	140,000	20,027
	Dazzle Fashion Co. Ltd., Class A	7,100	15,539
	DBG Technology Co. Ltd., Class A	7,300	9,777
	DeHua TB New Decoration Materials Co. Ltd., Class A	13,200	18,883
	Deppon Logistics Co. Ltd., Class A	5,500	11,415
#	Dexin China Holdings Co. Ltd.	203,000	76,738
	DHC Software Co. Ltd., Class A	56,800	49,673
	Dian Diagnostics Group Co. Ltd., Class A	17,100	84,495
	Differ Group Holding Co. Ltd.	756,000	197,608
	Digital China Group Co. Ltd., Class A	11,648	24,059
	Digital China Holdings Ltd.	310,000	145,831
	Digital China Information Service Co. Ltd., Class A	17,500	27,784
	Do-Fluoride Chemicals Co. Ltd., Class A	23,600	111,575
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	34,303
	Dongfang Electric Corp. Ltd., Class H	102,000	109,706
*	Dongfang Electronics Co. Ltd., Class A	28,400	23,149
	Dongfeng Motor Group Co. Ltd., Class H	358,000	261,159
	Dongjiang Environmental Co. Ltd., Class H	26,000	9,439
	Dongxing Securities Co. Ltd., Class A	32,735	40,575
*	DouYu International Holdings Ltd., ADR	45,019	79,684
*	Duiba Group Ltd.	50,000	5,224
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	63,613
	East Group Co. Ltd., Class A	17,200	16,531
	East Money Information Co. Ltd., Class A	43,796	149,339
	Ecovacs Robotics Co. Ltd., Class A	4,200	68,209
	Edifier Technology Co. Ltd., Class A	15,400	17,021
	Edvantage Group Holdings Ltd.	20,000	6,893
	EEKA Fashion Holdings Ltd.	34,000	54,828
	Electric Connector Technology Co. Ltd., Class A	6,000	24,745
	Elion Energy Co. Ltd., Class A	87,620	58,383
	ENN Energy Holdings Ltd.	269,800	3,613,991
	ENN Natural Gas Co. Ltd., Class A	27,526	68,098
	Era Co. Ltd., Class A	28,400	17,778
#	Essex Bio-technology Ltd.	88,000	44,344
	Estun Automation Co. Ltd., Class A	4,200	9,327
	Eternal Asia Supply Chain Management Ltd., Class A	49,600	36,851
*	Ev Dynamics Holdings Ltd.	640,000	5,705
#	EVA Precision Industrial Holdings Ltd.	320,000	61,143
	Eve Energy Co. Ltd., Class A	1,800	17,620
Ω	Everbright Securities Co. Ltd., Class H	64,400	39,780
	Fangda Carbon New Material Co. Ltd., Class A	44,220	47,041
	Fangda Special Steel Technology Co. Ltd., Class A	58,110	73,622
	Fanhua, Inc., Sponsored ADR	12,591	76,553
#	Far East Horizon Ltd.	530,000	432,310
	FAW Jiefang Group Co. Ltd.	30,600	37,475
	Fibocom Wireless, Inc., Class A	4,500	20,662
*	FIH Mobile Ltd.	782,000	97,065
	Financial Street Holdings Co. Ltd., Class A	51,600	50,384
	Financial Street Property Co. Ltd., Class H	13,000	4,896
	FinVolution Group, ADR	14,215	53,448
	First Capital Securities Co. Ltd., Class A	38,800	32,368
	First Tractor Co. Ltd., Class H	64,000	31,248
	Focus Media Information Technology Co. Ltd., Class A	255,900	224,726

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Focused Photonics Hangzhou, Inc., Class A	9,510	$25,903
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	22,071	271,426
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	11,400	11,120
*	Founder Holdings Ltd.	332,000	25,964
	Founder Securities Co. Ltd., Class A	49,800	45,909
	Foxconn Industrial Internet Co. Ltd., Class A	78,000	112,116
#	FriendTimes, Inc.	212,000	34,543
	Fu Shou Yuan International Group Ltd.	344,000	237,564
	Fuan Pharmaceutical Group Co. Ltd., Class A	25,500	13,246
	Fujian Boss Software Development Co. Ltd., Class A	8,300	22,298
	Fujian Funeng Co. Ltd., Class A	31,700	60,289
	Fujian Longking Co. Ltd., Class A	16,500	21,467
	Fujian Star-net Communication Co. Ltd., Class A	7,000	22,892
*	Fullshare Holdings Ltd.	3,797,500	57,243
	Fulongma Group Co. Ltd., Class A	8,100	11,211
	Fusen Pharmaceutical Co. Ltd.	56,000	6,975
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	114,800	469,038
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	17,290
#Ω	Ganfeng Lithium Co. Ltd., Class H	34,400	411,741
	Ganglong China Property Group Ltd.	18,000	10,341
	Gansu Shangfeng Cement Co. Ltd., Class A	25,200	79,592
	Gaona Aero Material Co. Ltd., Class A	3,900	16,927
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	96,646
	GCL Energy Technology Co. Ltd.	32,200	62,730
#*	GCL New Energy Holdings Ltd.	2,676,000	46,581
*	GCL Technology Holdings Ltd.	3,373,000	1,065,493
#*	GDS Holdings Ltd., ADR	8,073	253,654
*	GDS Holdings Ltd., Class A	145,500	584,430
	Geely Automobile Holdings Ltd.	1,623,000	2,509,464
	GEM Co. Ltd., Class A	42,600	43,186
	Gemdale Corp., Class A	39,100	84,885
	Gemdale Properties & Investment Corp. Ltd.	1,780,000	188,792
Ω	Genertec Universal Medical Group Co. Ltd.	369,000	237,055
*	Genimous Technology Co. Ltd., Class A	36,800	28,568
*	Genscript Biotech Corp.	58,000	163,827
	Getein Biotech, Inc., Class A	6,580	17,725
	GF Securities Co. Ltd., Class H	219,800	274,718
	Giant Network Group Co. Ltd., Class A	48,600	60,457
	Gigadevice Semiconductor Beijing, Inc., Class A	1,960	36,478
	Ginlong Technologies Co. Ltd., Class A	2,500	72,423
*	Global Top E-Commerce Co. Ltd., Class A	20,000	9,156
*	Glorious Property Holdings Ltd.	323,000	6,625
*	Glory Land Co. Ltd.	222,000	5,690
*	Glory Sun Financial Group Ltd.	1,876,000	18,167
	GoerTek, Inc., Class A	15,200	79,976
	Goke Microelectronics Co. Ltd., Class A	2,000	18,831
	Goldcard Smart Group Co. Ltd.	5,100	7,179
	GoldenHome Living Co. Ltd., Class A	3,640	14,187
	Goldenmax International Technology Ltd., Class A	8,900	10,763
	Goldlion Holdings Ltd.	56,000	10,800
	Goldpac Group Ltd.	147,000	36,129
#*	GOME Retail Holdings Ltd.	804,000	38,945
*	Gosuncn Technology Group Co. Ltd., Class A	25,200	11,558
*	Gotion High-tech Co. Ltd., Class A	5,400	21,729
*	Grand Baoxin Auto Group Ltd.	327,500	23,550
#	Grand Pharmaceutical Group Ltd., Class L	297,000	181,928
	Grandblue Environment Co. Ltd., Class A	10,000	27,934
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	42,065
	Great Wall Motor Co. Ltd., Class H	231,000	323,499

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Greattown Holdings Ltd., Class A	55,700	$26,780
	Greatview Aseptic Packaging Co. Ltd.	325,000	88,344
	Gree Electric Appliances, Inc. of Zhuhai, Class A	22,817	107,477
*	Gree Real Estate Co. Ltd., Class A	23,500	18,216
	Greenland Holdings Corp. Ltd., Class A	14,385	10,462
#	Greenland Hong Kong Holdings Ltd.	234,000	48,644
#	Greentown China Holdings Ltd.	368,000	646,245
Ω	Greentown Management Holdings Co. Ltd.	151,000	113,852
#	Greentown Service Group Co. Ltd.	452,000	449,979
	GRG Banking Equipment Co. Ltd., Class A	35,100	45,163
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	17,468
	Guangdong Dongpeng Holdings Co. Ltd.	14,700	18,380
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	12,890
	Guangdong Haid Group Co. Ltd., Class A	9,000	83,874
*	Guangdong HEC Technology Holding Co. Ltd., Class A	49,200	46,678
	Guangdong Hongda Holdings Group Co. Ltd., Class A	6,500	19,473
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	14,007
	Guangdong Investment Ltd.	628,000	804,055
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	4,000	46,929
	Guangdong Provincial Expressway Development Co. Ltd., Class A	13,700	16,471
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	21,500	20,436
	Guangdong South New Media Co. Ltd., Class A	3,000	15,840
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	11,700	28,993
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	32,784
*	Guangshen Railway Co. Ltd., Class H	192,000	32,073
	Guangxi Liugong Machinery Co. Ltd., Class A	36,800	34,039
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	9,500	21,715
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	19,689
	Guangzhou Automobile Group Co. Ltd., Class H	340,800	288,963
	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	56,739
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	74,000	190,882
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	3,900	9,061
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,000	31,479
	Guangzhou KDT Machinery Co. Ltd., Class A	6,000	17,756
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,100	111,924
	Guangzhou R&F Properties Co. Ltd., Class H	330,400	122,654
	Guangzhou Restaurant Group Co. Ltd., Class A	4,900	16,083
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,600	53,381
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,840	121,602
	Guangzhou Wondfo Biotech Co. Ltd., Class A	7,315	48,146
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	13,365	14,827
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	18,739
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,100	21,208
	Guocheng Mining Co. Ltd., Class A	19,900	42,286
*	Guodian Technology & Environment Group Corp. Ltd., Class H	226,000	30,514
	Guomai Technologies, Inc., Class A	11,900	9,180
	Guosen Securities Co. Ltd., Class A	27,640	40,375
*Ω	Guotai Junan Securities Co. Ltd., Class H	66,200	85,422
	Guoyuan Securities Co. Ltd., Class A	37,310	33,906
*Ω	Haichang Ocean Park Holdings Ltd.	255,000	170,724
	Haier Smart Home Co. Ltd., Class A	36,800	143,177
	Haier Smart Home Co. Ltd., Class H	485,399	1,714,815
*	Hailiang Education Group, Inc., ADR	1,121	14,192
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	24,400	41,894
*	Hainan Meilan International Airport Co. Ltd., Class H	36,000	68,066
	Hainan Poly Pharm Co. Ltd., Class A	3,200	12,746
	Hainan Ruize New Building Material Co. Ltd., Class A	24,800	13,529
	Haitian International Holdings Ltd.	173,000	425,827
	Haitong Securities Co. Ltd., Class H	723,600	505,343

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	244,000	$23,963
	Hand Enterprise Solutions Co. Ltd., Class A	8,800	10,315
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	12,100	28,174
	Hangcha Group Co. Ltd., Class A	18,400	40,643
	Hangjin Technology Co. Ltd., Class A	12,400	53,032
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	15,949
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	47,100	58,702
	Hangzhou Century Co. Ltd., Class A	16,300	11,445
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	18,000	70,935
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	83,833
	Hangzhou Silan Microelectronics Co. Ltd., Class A	9,800	61,251
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	14,783
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	30,900	299,467
	Han’s Laser Technology Industry Group Co. Ltd., Class A	12,900	53,708
Ω	Hansoh Pharmaceutical Group Co. Ltd.	318,000	523,787
*Ω	Harbin Bank Co. Ltd., Class H	201,000	17,122
	Harbin Boshi Automation Co. Ltd., Class A	11,300	17,672
	Harbin Electric Co. Ltd., Class H	160,000	42,367
	HBIS Resources Co. Ltd., Class A	16,500	35,687
	Health & Happiness H&H International Holdings Ltd.	100,500	110,457
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	21,006
	Hebei Chengde Lulu Co. Ltd., Class A	40,100	50,142
	Hebei Construction Group Corp. Ltd., Class H	143,000	17,205
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	14,400	46,687
	Hefei Meiya Optoelectronic Technology, Inc., Class A	15,100	51,609
	Hello Group, Inc., Sponsored ADR	63,899	339,943
	Henan Lingrui Pharmaceutical Co., Class A	8,000	13,817
	Henan Pinggao Electric Co. Ltd., Class A	29,800	29,516
	Henan Thinker Automatic Equipment Co. Ltd., Class A	6,800	17,959
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	19,257
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	18,987
	Henderson Investment Ltd.	369,000	15,488
*	Hengdeli Holdings Ltd.	372,000	12,299
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,359	53,712
	Hengli Petrochemical Co. Ltd., Class A	44,200	139,106
	Hengtong Optic-electric Co. Ltd., Class A	41,400	62,784
	Hengyi Petrochemical Co. Ltd., Class A	56,134	64,708
	Hesteel Co. Ltd., Class A	100,275	35,270
	Hexing Electrical Co. Ltd., Class A	10,500	18,001
*	Hi Sun Technology China Ltd.	693,000	83,494
	Hisense Home Appliances Group Co. Ltd., Class H	92,000	89,384
	Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	34,565
*	Homeland Interactive Technology Ltd.	104,000	18,138
	Hongda Xingye Co. Ltd., Class A	35,600	18,569
	Hongfa Technology Co. Ltd., Class A	10,700	78,060
*	Honghua Group Ltd.	1,048,000	32,919
*	Hongli Zhihui Group Co. Ltd., Class A	10,900	11,538
*††Ω	Honworld Group Ltd.	22,500	1,650
Ω	Hope Education Group Co. Ltd.	356,000	21,537
	Hopefluent Group Holdings Ltd.	70,000	14,618
	Hopson Development Holdings Ltd.	204,600	394,488
	Huaan Securities Co. Ltd., Class A	67,080	44,051
	Huadong Medicine Co. Ltd., Class A	26,200	134,491
	Huafa Industrial Co. Ltd. Zhuhai, Class A	41,600	48,150
	Huafon Chemical Co. Ltd., Class A	64,200	75,273
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,308	23,985
	Huafu Fashion Co. Ltd., Class A	29,500	16,172
	Huagong Tech Co. Ltd., Class A	13,600	34,420
	Huaibei Mining Holdings Co. Ltd., Class A	29,000	61,966

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hualan Biological Engineering, Inc., Class A	18,900	$47,558
#*	Huanxi Media Group Ltd.	270,000	46,828
	Huapont Life Sciences Co. Ltd., Class A	52,633	39,638
Ω	Huatai Securities Co. Ltd., Class H	233,800	321,342
	Huaxi Holdings Co. Ltd.	40,000	7,356
	Huaxi Securities Co. Ltd., Class A	35,340	37,173
	Huaxia Bank Co. Ltd., Class A	61,108	50,373
	Huayu Automotive Systems Co. Ltd., Class A	21,800	64,301
#	Huazhong In-Vehicle Holdings Co. Ltd.	80,000	26,690
	Huazhu Group Ltd.	13,800	43,433
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,600	32,801
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	1,900	14,612
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	53,675
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,900	105,301
	Huijing Holdings Co. Ltd.	94,000	22,929
*	Huishang Bank Corp. Ltd., Class H	60,000	19,114
	Huizhou Desay Sv Automotive Co. Ltd., Class A	2,300	41,235
	Humanwell Healthcare Group Co. Ltd., Class A	23,200	54,790
	Hunan Aihua Group Co. Ltd., Class A	2,800	11,137
*	Hunan Gold Corp. Ltd., Class A	17,500	24,416
	Hunan Valin Steel Co. Ltd., Class A	49,700	43,573
	Hunan Zhongke Electric Co. Ltd., Class A	2,400	9,345
	Hundsun Technologies, Inc., Class A	8,834	50,788
#*	HUYA, Inc., ADR	32,142	132,746
#Ω	Hygeia Healthcare Holdings Co. Ltd.	23,000	111,144
	Hytera Communications Corp. Ltd., Class A	32,700	22,714
*	IBO Technology Co. Ltd.	32,000	11,558
*Ω	iDreamSky Technology Holdings Ltd.	169,600	86,793
	Iflytek Co. Ltd., Class A	11,350	63,020
	IKD Co. Ltd., Class A	5,600	9,016
Ω	IMAX China Holding, Inc.	28,200	31,661
	Industrial & Commercial Bank of China Ltd., Class H	10,547,000	6,357,798
	Industrial Bank Co. Ltd., Class A	71,400	220,206
	Industrial Securities Co. Ltd., Class A	101,940	99,794
	Infore Environment Technology Group Co. Ltd., Class A	52,400	35,233
*	Inke Ltd.	336,000	57,275
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	34,838
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,800	18,010
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	33,177	192,834
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	86,893
*Ω	Innovent Biologics, Inc.	102,500	317,898
	Inspur Electronic Information Industry Co. Ltd., Class A	8,400	31,227
*	Inspur International Ltd.	202,000	70,194
*	Inspur Software Co. Ltd., Class A	8,100	13,442
	Intco Medical Technology Co. Ltd., Class A	14,500	63,035
*Ω	International Alliance Financial Leasing Co. Ltd.	108,000	43,339
#*	iQIYI, Inc., ADR	113,478	403,982
	IReader Technology Co. Ltd., Class A	3,300	6,771
*	IRICO Group New Energy Co. Ltd., Class H	3,700	4,100
	IVD Medical Holding Ltd.	192,000	64,706
	JA Solar Technology Co. Ltd., Class A	9,000	109,854
	Jafron Biomedical Co. Ltd., Class A	8,500	53,067
	Jason Furniture Hangzhou Co. Ltd., Class A	4,900	42,971
	JCET Group Co. Ltd., Class A	18,800	60,893
#*Ω	JD Health International, Inc.	17,000	105,979
*	JD.com, Inc., ADR	27,625	1,703,357
*	JD.com, Inc., Class A	54,228	1,690,750
	Jiajiayue Group Co. Ltd., Class A	9,900	18,184
	Jiangling Motors Corp. Ltd., Class A	11,000	19,276

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangnan Group Ltd.	1,124,000	$34,689
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	25,852
	Jiangsu Expressway Co. Ltd., Class H	320,000	316,153
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	977	25,073
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	73,251
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,075	90,509
	Jiangsu Hengrui Medicine Co. Ltd., Class A	32,568	145,092
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,640	26,453
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	7,200	19,421
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	18,542
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,600	91,910
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	16,300	11,256
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	24,363
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	16,100	30,232
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	12,000	25,357
	Jiangsu Shagang Co. Ltd., Class A	11,400	8,094
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	18,000	36,353
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	134,055
	Jiangsu Yangnong Chemical Co. Ltd., Class A	6,800	134,696
	Jiangsu Yoke Technology Co. Ltd., Class A	6,700	45,260
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,792	71,374
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,000	23,474
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	64,400	38,398
	Jiangsu Zhongtian Technology Co. Ltd., Class A	45,100	110,506
	Jiangxi Copper Co. Ltd., Class H	399,000	624,126
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	16,370
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	26,056
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,100	12,834
*	Jiayin Group, Inc., ADR	4,274	8,591
	Jiayou International Logistics Co. Ltd., Class A	6,890	19,511
	Jiayuan International Group Ltd.	105,391	15,968
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	16,863	36,982
	Jinchuan Group International Resources Co. Ltd.	1,092,000	140,195
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	35,034
	Jingrui Holdings Ltd.	251,000	51,931
	Jinke Properties Group Co. Ltd., Class A	63,100	42,839
#*	JinkoSolar Holding Co. Ltd., ADR	3,010	154,293
*	Jinmao Property Services Co. Ltd.	21,540	16,058
	Jinyu Bio-Technology Co. Ltd., Class A	15,300	19,299
	Jinyuan EP Co. Ltd., Class A	18,600	31,791
	JiuGui Liquor Co. Ltd., Class A	2,900	65,479
	Jiuzhitang Co. Ltd., Class A	17,600	22,349
	Jizhong Energy Resources Co. Ltd., Class A	70,100	79,860
	JL Mag Rare-Earth Co. Ltd., Class A	5,440	21,558
	JNBY Design Ltd.	77,500	84,272
	Joinn Laboratories China Co. Ltd., Class A	2,900	43,416
	Jointown Pharmaceutical Group Co. Ltd., Class A	37,900	73,537
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,500	54,690
	Joy City Property Ltd.	552,000	21,003
	Joyoung Co. Ltd., Class A	19,750	44,909
#	JOYY, Inc., ADR	17,009	673,046
Ω	JS Global Lifestyle Co. Ltd.	147,000	174,387
	JSTI Group, Class A	24,900	29,525
	Ju Teng International Holdings Ltd.	16,000	2,838
	Jutal Offshore Oil Services Ltd.	236,000	23,555
	JY Grandmark Holdings Ltd.	59,000	15,915
	Kaiser China Cultural Co. Ltd., Class A	27,100	21,628
	Kaishan Group Co. Ltd., Class A	12,100	23,561
*Ω	Kangda International Environmental Co. Ltd.	68,000	6,019

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	KingClean Electric Co. Ltd., Class A	3,080	$9,522
*	Kingdee International Software Group Co. Ltd.	289,000	589,731
	Kingfa Sci & Tech Co. Ltd., Class A	34,900	43,586
*	Kingsoft Cloud Holdings Ltd., ADR	13,674	49,500
	Kingsoft Corp. Ltd.	335,200	1,005,938
*	Ko Yo Chemical Group Ltd.	392,000	12,739
	Konfoong Materials International Co. Ltd., Class A	2,900	21,360
	Konka Group Co. Ltd., Class A	20,600	13,952
	KPC Pharmaceuticals, Inc., Class A	15,500	25,182
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	16,188
	Kunlun Tech Co. Ltd., Class A	20,700	44,723
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,200	12,765
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,600	9,558
	Kweichow Moutai Co. Ltd., Class A	8,600	2,381,147
#	KWG Group Holdings Ltd.	482,000	172,467
	KWG Living Group Holdings Ltd.	268,500	101,017
	Lakala Payment Co. Ltd., Class A	24,200	65,031
	Lao Feng Xiang Co. Ltd., Class A	4,800	28,423
	Laobaixing Pharmacy Chain JSC, Class A	8,300	40,364
*	Launch Tech Co. Ltd., Class H	20,500	6,128
	Lee & Man Chemical Co. Ltd.	84,000	71,840
	Lee & Man Paper Manufacturing Ltd.	168,000	80,362
	Lee’s Pharmaceutical Holdings Ltd.	56,000	14,096
Ω	Legend Holdings Corp., Class H	210,300	248,819
	Lenovo Group Ltd.	3,720,000	3,612,130
	Lens Technology Co. Ltd., Class A	68,600	104,695
	Leo Group Co. Ltd., Class A	195,937	49,526
	Lepu Medical Technology Beijing Co. Ltd., Class A	24,500	63,026
*	LexinFintech Holdings Ltd., ADR	26,615	68,134
	Leyard Optoelectronic Co. Ltd., Class A	55,500	49,974
*	Li Auto, Inc., ADR	30,888	692,818
	Li Ning Co. Ltd.	614,000	4,785,618
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	43,712
*	Lianhua Supermarket Holdings Co. Ltd., Class H	123,000	8,441
	Liao Ning Oxiranchem, Inc., Class A	11,800	17,254
	Liaoning Cheng Da Co. Ltd., Class A	19,200	38,408
	Liaoning Port Co. Ltd., Class H	236,000	20,645
	Lier Chemical Co. Ltd., Class A	16,800	53,027
*	Lifetech Scientific Corp.	956,000	266,556
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	13,218
*	Lingyi iTech Guangdong Co., Class A	58,400	37,548
	Lionco Pharmaceutical Group Co. Ltd., Class A	16,200	13,936
#	LK Technology Holdings Ltd.	90,999	112,820
#	Logan Group Co. Ltd.	556,000	172,985
	Loncin Motor Co. Ltd., Class A	22,800	14,426
	Long Yuan Construction Group Co. Ltd., Class A	42,900	33,505
Ω	Longfor Group Holdings Ltd.	342,000	1,693,783
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	20,490
	Longshine Technology Group Co. Ltd., Class A	15,600	49,353
	Lonking Holdings Ltd.	620,000	171,163
	Luenmei Quantum Co. Ltd., Class A	27,100	27,754
	Luolai Lifestyle Technology Co. Ltd., Class A	10,900	20,604
#*	Luoyang Glass Co. Ltd., Class H	72,000	96,809
	Luxi Chemical Group Co. Ltd., Class A	40,400	111,626
	Luxshare Precision Industry Co. Ltd., Class A	47,354	219,604
*Ω	Luye Pharma Group Ltd.	446,500	139,273
	Luzhou Laojiao Co. Ltd., Class A	10,400	330,046
*	LVGEM China Real Estate Investment Co. Ltd.	324,000	43,726
	Maccura Biotechnology Co. Ltd., Class A	9,800	28,303

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Mango Excellent Media Co. Ltd., Class A	29,105	$156,342
*Ω	Maoyan Entertainment	132,000	104,136
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	21,324
*	Meilleure Health International Industry Group Ltd.	378,000	17,450
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	71,700	54,026
#*Ω	Meitu, Inc.	847,500	100,360
*Ω	Meituan, Class B	212,100	4,544,538
	Metallurgical Corp. of China Ltd., Class H	618,000	158,221
#	Microport Scientific Corp.	26,036	51,175
	Midea Group Co. Ltd., Class A	64,900	557,031
Ω	Midea Real Estate Holding Ltd.	66,600	126,822
	Ming Yang Smart Energy Group Ltd., Class A	24,000	79,608
	Minmetals Land Ltd.	296,000	27,914
Ω	Minsheng Education Group Co. Ltd.	120,000	10,544
	MLS Co. Ltd., Class A	25,996	34,821
*	MMG Ltd.	1,120,000	472,277
	Monalisa Group Co. Ltd., Class A	8,100	16,111
	Montage Technology Co. Ltd., Class A	2,575	22,511
*	Montnets Cloud Technology Group Co. Ltd., Class A	11,200	14,963
*Ω	Mulsanne Group Holding Ltd.	50,000	25,054
*	Myhome Real Estate Development Group Co. Ltd., Class A	38,000	9,032
	MYS Group Co. Ltd., Class A	30,100	14,143
	NanJi E-Commerce Co. Ltd., Class A	47,354	34,171
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,000	38,432
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	17,290	67,396
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	40,851
	Nanjing Securities Co. Ltd., Class A	17,600	19,754
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	9,200	12,992
	Nanjing Yunhai Special Metals Co. Ltd., Class A	6,600	17,427
	NARI Technology Co. Ltd., Class A	37,120	178,468
	NAURA Technology Group Co. Ltd., Class A	1,000	35,662
*	NavInfo Co. Ltd., Class A	24,900	46,590
	NetDragon Websoft Holdings Ltd.	96,500	192,904
	NetEase, Inc., ADR	30,627	2,919,672
	NetEase, Inc.	72,700	1,392,588
	New China Life Insurance Co. Ltd., Class H	418,200	1,059,592
*	New Sparkle Roll International Group Ltd.	416,000	4,661
#*	Newborn Town, Inc.	178,000	64,703
	Newland Digital Technology Co. Ltd., Class A	13,900	24,708
	Nexteer Automotive Group Ltd.	159,000	89,796
	Ninestar Corp., Class A	20,300	125,013
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	16,255
	Ningbo Joyson Electronic Corp., Class A	12,900	21,156
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,800	48,281
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	23,920
	Ningbo Tuopu Group Co. Ltd., Class A	5,800	45,335
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	6,160	18,101
	Ningbo Zhoushan Port Co. Ltd., Class A	33,800	19,951
	Ningxia Baofeng Energy Group Co. Ltd., Class A	73,100	155,231
#*	NIO, Inc., ADR	66,847	1,116,345
*	Niu Technologies, Sponsored ADR	12,081	115,374
*	Noah Holdings Ltd., Sponsored ADR	1,135	20,396
	Norinco International Cooperation Ltd., Class A	18,700	20,305
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	41,082
	Northeast Securities Co. Ltd., Class A	28,700	28,303
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	14,940
#*	NVC International Holdings Ltd.	569,000	9,468
*	Oceanwide Holdings Co. Ltd., Class A	44,300	9,914
*	Offcn Education Technology Co. Ltd., Class A	30,700	21,137

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Offshore Oil Engineering Co. Ltd., Class A	149,959	$92,699
*	OFILM Group Co. Ltd., Class A	18,500	15,427
	Olympic Circuit Technology Co. Ltd.	10,400	20,788
	Oppein Home Group, Inc., Class A	3,700	65,185
	Opple Lighting Co. Ltd., Class A	8,200	19,868
	ORG Technology Co. Ltd., Class A	78,900	58,059
*	Orient Group, Inc., Class A	53,900	21,707
Ω	Orient Securities Co. Ltd., Class H	150,400	90,678
	Oriental Pearl Group Co. Ltd., Class A	21,500	22,626
*	Ourpalm Co. Ltd., Class A	86,800	40,097
	Ovctek China, Inc., Class A	7,560	42,191
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	10,809
	Pacific Online Ltd.	58,000	9,193
*	Pacific Securities Co. Ltd., Class A	76,500	31,121
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	32,036
	PAX Global Technology Ltd.	282,000	243,095
	PCI Technology Group Co. Ltd., Class A	52,500	46,644
	People’s Insurance Co. Group of China Ltd. , Class H	1,396,000	444,700
	Perfect World Co. Ltd., Class A	27,600	61,440
Ω	Pharmaron Beijing Co. Ltd., Class H	21,800	273,861
	PhiChem Corp., Class A	4,500	14,440
*	Phoenix Media Investment Holdings Ltd.	112,000	5,466
	PICC Property & Casualty Co. Ltd., Class H	2,347,000	2,400,556
*	Pinduoduo, Inc., ADR	20,742	893,773
	Ping An Bank Co. Ltd., Class A	122,200	282,487
#*Ω	Ping An Healthcare & Technology Co. Ltd.	80,800	198,866
	Ping An Insurance Group Co. of China Ltd., Class H	968,000	6,118,450
	Poly Developments & Holdings Group Co. Ltd., Class A	51,900	142,913
	Poly Property Group Co. Ltd.	546,000	137,173
	Poly Property Services Co. Ltd., Class H	39,600	263,131
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,037,000	786,233
*	Pou Sheng International Holdings Ltd.	548,000	63,414
	Power Construction Corp. of China Ltd., Class A	65,200	76,029
#	Powerlong Real Estate Holdings Ltd.	381,000	129,197
	Proya Cosmetics Co. Ltd., Class A	3,272	99,871
	Pujiang International Group Ltd.	28,000	9,665
*	PW Medtech Group Ltd.	171,000	17,940
	Q Technology Group Co. Ltd.	127,000	89,349
	Qianhe Condiment & Food Co. Ltd., Class A	10,920	29,083
	Qingdao East Steel Tower Stock Co. Ltd., Class A	21,100	35,495
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	17,549
	Qingdao Gon Technology Co. Ltd., Class A	8,200	27,245
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	18,520
	Qingdao Hanhe Cable Co. Ltd., Class A	69,900	37,360
Ω	Qingdao Port International Co. Ltd., Class H	49,000	24,662
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	27,093
	Qingling Motors Co. Ltd., Class H	198,000	35,286
*	Qudian, Inc., Sponsored ADR	26,628	28,758
	Radiance Holdings Group Co. Ltd.	19,000	10,319
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	13,813
	Raisecom Technology Co. Ltd., Class A	8,200	7,932
	Realcan Pharmaceutical Group Co. Ltd., Class A	55,200	30,122
#*	Realord Group Holdings Ltd.	98,000	169,326
*Ω	Red Star Macalline Group Corp. Ltd., Class H	49,600	20,963
Ω	Redco Properties Group Ltd.	274,000	76,214
	Redsun Properties Group Ltd.	426,000	149,333
	Renhe Pharmacy Co. Ltd., Class A	22,100	20,190
#	Renrui Human Resources Technology Holdings Ltd.	38,600	34,485
	Risen Energy Co. Ltd., Class A	5,400	17,577

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	RiseSun Real Estate Development Co. Ltd., Class A	85,700	$48,676
	Riyue Heavy Industry Co. Ltd., Class A	12,800	31,376
	Road King Infrastructure Ltd.	72,000	58,857
	Rockchip Electronics Co. Ltd., Class A	2,100	21,553
	Rongsheng Petrochemical Co. Ltd., Class A	64,400	132,767
#	Ronshine China Holdings Ltd.	49,000	14,485
	Runjian Co. Ltd., Class A	4,700	19,932
	Sai Micro Electronics, Inc., Class A	7,700	15,374
	SAIC Motor Corp. Ltd., Class A	37,400	89,855
	Sailun Group Co. Ltd., Class A	18,200	26,428
	Sanan Optoelectronics Co. Ltd., Class A	12,800	35,039
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	16,129
	Sangfor Technologies, Inc., Class A	4,800	64,443
	Sanquan Food Co. Ltd., Class A	10,400	30,777
	Sany Heavy Equipment International Holdings Co. Ltd.	337,000	317,481
	Sany Heavy Industry Co. Ltd., Class A	82,550	205,404
	Satellite Chemical Co. Ltd., Class A	31,500	171,413
*	Saurer Intelligent Technology Co. Ltd., Class A	14,600	6,908
	Sealand Securities Co. Ltd., Class A	99,400	50,383
	Seazen Group Ltd.	534,285	225,675
	Seazen Holdings Co. Ltd., Class A	34,226	143,578
*	Secoo Holding Ltd., ADR	5,685	1,948
	SF Holding Co. Ltd., Class A	18,624	144,048
	SG Micro Corp., Class A	2,200	92,223
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,800	23,045
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	39,400	61,806
	Shandong Bohui Paper Industrial Co. Ltd., Class A	17,200	18,362
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	64,831
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	7,900	15,994
Ω	Shandong Gold Mining Co. Ltd., Class H	147,750	272,905
*	Shandong Head Group Co. Ltd., Class A	3,200	21,129
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	49,158
	Shandong Hi-speed Co. Ltd., Class A	19,400	16,282
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	32,170	146,171
	Shandong Humon Smelting Co. Ltd., Class A	17,900	25,667
	Shandong Linglong Tyre Co. Ltd., Class A	8,500	22,767
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	69,200	27,956
	Shandong Nanshan Aluminum Co. Ltd., Class A	61,600	30,034
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	14,287
	Shandong Publishing & Media Co. Ltd., Class A	13,900	12,473
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	3,800	54,791
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	45,533
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	659,600	702,704
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	27,070
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	109,100	32,264
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	11,860	55,652
	Shanghai Baolong Automotive Corp., Class A	3,300	14,997
	Shanghai Baosight Software Co. Ltd., Class A	13,260	95,007
	Shanghai Belling Co. Ltd., Class A	9,900	23,359
	Shanghai Construction Group Co. Ltd., Class A	141,200	69,098
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	14,651
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	9,570	24,444
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	62,500	267,384
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	62,000	181,258
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	82,000	34,039
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	6,300	26,860
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	18,038
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	28,782
	Shanghai Industrial Development Co. Ltd., Class A	26,600	16,177

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Holdings Ltd.	118,000	$173,819
	Shanghai Industrial Urban Development Group Ltd.	504,600	43,954
*	Shanghai International Airport Co. Ltd., Class A	4,600	34,247
	Shanghai International Port Group Co. Ltd., Class A	37,700	33,756
	Shanghai Jahwa United Co. Ltd., Class A	9,800	46,115
	Shanghai Jin Jiang Capital Co. Ltd., Class H	188,000	74,031
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	11,000	78,069
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	12,439
	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	17,917
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	17,835
	Shanghai Lingang Holdings Corp. Ltd., Class A	4,680	9,028
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	31,458
	Shanghai M&G Stationery, Inc., Class A	8,200	59,400
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	36,676
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	241,800	390,984
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	22,881
	Shanghai Pudong Development Bank Co. Ltd., Class A	79,600	96,740
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	6,440	114,261
	Shanghai RAAS Blood Products Co. Ltd., Class A	42,700	34,875
	Shanghai Shimao Co. Ltd., Class A	41,301	19,310
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	19,595
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,700	15,031
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	19,458
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	41,091
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	18,600	38,200
	Shanghai Wanye Enterprises Co. Ltd., Class A	12,800	29,641
	Shanghai Weaver Network Co. Ltd., Class A	2,160	13,717
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	15,178
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	32,100	43,644
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,000	12,274
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	23,811
	Shanxi Coking Co. Ltd., Class A	28,340	23,798
	Shanxi Securities Co. Ltd., Class A	47,230	35,665
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	53,147
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,440	265,190
	Shanying International Holding Co. Ltd., Class A	48,000	20,433
	Shede Spirits Co. Ltd., Class A	5,100	112,699
*	Shengda Resources Co. Ltd., Class A	21,100	36,304
	Shenghe Resources Holding Co. Ltd., Class A	27,000	63,767
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	45,014
	Shenguan Holdings Group Ltd.	330,000	20,243
	Shengyi Technology Co. Ltd., Class A	25,500	64,111
	Shennan Circuits Co. Ltd., Class A.	3,600	51,592
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	107,644
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,500	23,661
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	21,444
*	Shenzhen Airport Co. Ltd., Class A	45,500	43,840
	Shenzhen Aisidi Co. Ltd., Class A	15,700	17,065
	Shenzhen Anche Technologies Co. Ltd., Class A	2,700	5,260
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	28,900	12,504
	Shenzhen Capchem Technology Co. Ltd., Class A	4,100	41,080
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	9,012
	Shenzhen Comix Group Co. Ltd., Class A	12,300	10,106
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	14,518
	Shenzhen Desay Battery Technology Co., Class A	6,380	29,778
*	Shenzhen Dynanonic Co. Ltd., Class A	400	26,835
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	15,342
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	19,379
	Shenzhen Expressway Corp. Ltd., Class H	172,000	176,891

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	$32,992
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	1,600	13,733
	Shenzhen Gas Corp. Ltd., Class A	37,900	36,643
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	11,191
	Shenzhen Goodix Technology Co. Ltd., Class A	4,800	40,761
*	Shenzhen Grandland Group Co. Ltd., Class A	41,000	13,913
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	31,005
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	20,600
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	37,000	27,173
	Shenzhen Inovance Technology Co. Ltd., Class A	11,250	97,504
	Shenzhen International Holdings Ltd.	485,454	519,916
	Shenzhen Investment Ltd.	899,174	193,984
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	10,130
	Shenzhen Kaifa Technology Co. Ltd., Class A	19,300	28,365
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,200	31,292
	Shenzhen Kinwong Electronic Co. Ltd., Class A	12,200	37,837
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	6,910
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	11,296
*	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	16,188
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,600	690,317
*	Shenzhen MTC Co. Ltd., Class A	40,800	19,804
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	66,300	32,265
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	56,548
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	10,300	35,721
	Shenzhen SC New Energy Technology Corp., Class A	7,445	66,427
*	Shenzhen SDG Information Co. Ltd., Class A	26,700	18,658
	Shenzhen Senior Technology Material Co. Ltd., Class A	6,293	19,969
	Shenzhen Sinovatio Technology Co. Ltd., Class A	1,760	5,677
	Shenzhen Sunline Tech Co. Ltd., Class A	14,400	19,621
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	41,132
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	14,770
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	19,236
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	43,386
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	33,881
	Shenzhen Transsion Holdings Co. Ltd., Class A	12,000	152,879
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	22,192
	Shenzhen World Union Group, Inc., Class A	32,800	16,044
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	17,866
	Shenzhen Yinghe Technology Co. Ltd., Class A	4,700	12,551
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	16,787
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,700	54,810
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	17,904
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	52,300	32,939
	Shenzhou International Group Holdings Ltd.	130,600	1,772,107
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	17,473
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	28,557	108,046
	Shinva Medical Instrument Co. Ltd., Class A	9,200	23,575
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	22,491
	Shui On Land Ltd.	601,500	85,124
*	Siasun Robot & Automation Co. Ltd., Class A	15,100	17,419
	Sichuan Chuantou Energy Co. Ltd., Class A	24,300	40,521
*	Sichuan Development Lomon Co. Ltd., Class A	27,400	41,717
	Sichuan Expressway Co. Ltd., Class H	234,000	64,995
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	94,100	44,802
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	6,400	14,648
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,800	50,826
*	Sichuan Languang Development Co. Ltd., Class A	22,100	5,733
*	Sichuan Lutianhua Co. Ltd., Class A	23,300	18,064
	Sichuan Road & Bridge Co. Ltd., Class A	16,400	25,866

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Swellfun Co. Ltd., Class A	8,100	$86,117
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	17,405
	Sieyuan Electric Co. Ltd., Class A	11,400	51,607
Ω	Simcere Pharmaceutical Group Ltd.	50,000	53,294
*	Sinco Pharmaceuticals Holdings Ltd.	164,000	35,997
	Sino Biopharmaceutical Ltd.	3,285,000	1,723,086
	Sino Wealth Electronic Ltd., Class A	4,290	36,969
	Sinocare, Inc., Class A	3,700	8,351
	Sinochem International Corp., Class A	21,000	19,143
	Sinofert Holdings Ltd.	610,000	101,707
	Sinofibers Technology Co. Ltd., Class A	2,800	19,674
	Sinolink Securities Co. Ltd., Class A	13,900	17,258
*	Sinolink Worldwide Holdings Ltd.	604,800	17,831
	Sinoma International Engineering Co., Class A	27,200	31,997
	Sinoma Science & Technology Co. Ltd., Class A	56,200	171,231
	Sinomach Automobile Co. Ltd., Class A	29,500	27,350
	Sino-Ocean Group Holding Ltd.	1,025,000	193,566
	Sinopec Engineering Group Co. Ltd., Class H	457,500	239,057
*	Sinopec Oilfield Service Corp., Class H	1,464,000	109,059
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	528,000	98,786
	Sinopharm Group Co. Ltd., Class H	661,200	1,521,539
	Sino-Platinum Metals Co. Ltd., Class A	8,060	19,878
	Sinoseal Holding Co. Ltd., Class A	3,600	18,072
	Sinosoft Co. Ltd., Class A	3,500	11,118
#	Sinosoft Technology Group Ltd.	151,000	8,188
	Sinotrans Ltd., Class H	879,000	265,647
	Sinotruk Hong Kong Ltd.	178,000	215,295
	Skshu Paint Co. Ltd., Class A	1,540	17,252
	Skyfame Realty Holdings Ltd.	864,000	9,358
	Skyworth Digital Co. Ltd., Class A	13,300	24,646
*	Skyworth Group Ltd.	372,336	194,932
#*	Sohu.com Ltd., ADR	606	9,381
*	Solargiga Energy Holdings Ltd.	489,000	21,405
	Songcheng Performance Development Co. Ltd., Class A	29,900	56,381
	SooChow Securities Co. Ltd., Class A	58,240	59,502
*	Sou Yu Te Group Co. Ltd., Class A	113,700	20,808
*	So-Young International, Inc., ADR	11,743	15,970
*	SPT Energy Group, Inc.	156,000	5,569
#	SSY Group Ltd.	354,000	173,892
*	STO Express Co. Ltd., Class A	19,000	24,153
*	Sumavision Technologies Co. Ltd., Class A	21,300	14,799
#	Sun Art Retail Group Ltd.	242,000	75,120
	Sun King Technology Group Ltd.	240,000	68,262
	Sun-Create Electronics Co. Ltd., Class A	1,600	8,979
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	40,724
	Sunfly Intelligent Technology Co. Ltd., Class A	11,000	14,622
	Sungrow Power Supply Co. Ltd., Class A	9,100	86,081
*	Suning Universal Co. Ltd., Class A	52,000	27,503
*	Suning.com Co. Ltd., Class A	101,900	49,776
	Sunny Optical Technology Group Co. Ltd.	163,700	2,385,745
	Sunresin New Materials Co. Ltd., Class A	3,500	35,358
	Sunward Intelligent Equipment Co. Ltd., Class A	18,100	17,892
	Sunwoda Electronic Co. Ltd., Class A	13,100	43,332
	Suofeiya Home Collection Co. Ltd., Class A	12,600	38,816
	Suplet Power Co. Ltd., Class A	2,400	15,640
	Suzhou Anjie Technology Co. Ltd., Class A.	15,000	29,322
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	24,500	11,289
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	66,892
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	42,200	30,331

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suzhou Maxwell Technologies Co. Ltd., Class A	1,760	$88,586
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	8,439
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	14,720
#	SY Holdings Group Ltd.	40,000	32,442
	Symphony Holdings Ltd.	330,000	41,576
	Taiji Computer Corp. Ltd., Class A	10,439	27,074
	Tangrenshen Group Co. Ltd., Class A	16,600	18,820
	TangShan Port Group Co. Ltd., Class A	109,000	45,265
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	37,750	37,176
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	16,212
	TCL Electronics Holdings Ltd.	221,000	99,967
	TCL Technology Group Corp., Class A	232,200	145,958
	Telling Telecommunication Holding Co. Ltd., Class A	10,300	13,763
	Ten Pao Group Holdings Ltd.	140,000	27,339
	Tencent Holdings Ltd.	639,900	30,155,214
*	Tencent Music Entertainment Group, ADR	182,942	777,503
	Tenfu Cayman Holdings Co. Ltd.	46,000	29,262
	Three Squirrels, Inc., Class A	6,800	22,697
	Three’s Co. Media Group Co. Ltd., Class A	900	16,096
	Thunder Software Technology Co. Ltd., Class A	3,800	53,307
	Tian An China Investment Co. Ltd.	112,000	53,113
*Ω	Tian Ge Interactive Holdings Ltd.	182,000	18,130
	Tian Lun Gas Holdings Ltd.	55,500	32,568
*	Tian Shan Development Holding Ltd.	76,000	19,080
	Tiangong International Co. Ltd.	344,000	113,436
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	37,465
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	67,200	58,747
	Tianjin Development Holdings Ltd.	60,000	13,049
	Tianjin Guangyu Development Co. Ltd., Class A	35,400	59,290
	Tianjin Port Development Holdings Ltd.	304,000	24,732
	Tianjin Teda Co. Ltd., Class A.	32,700	17,666
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	8,300	24,509
#	Tianneng Power International Ltd.	184,000	153,296
	Tianshan Aluminum Group Co. Ltd., Class A	30,600	31,522
	Tianshui Huatian Technology Co. Ltd., Class A	42,600	54,698
*	Tianyun International Holdings Ltd.	50,000	9,749
	Tibet Summit Resources Co. Ltd., Class A	15,200	44,403
	Tibet Tianlu Co. Ltd., Class A	19,000	15,889
*	Tibet Water Resources Ltd.	29,000	1,779
	Times China Holdings Ltd.	144,000	51,058
	Tingyi Cayman Islands Holding Corp.	502,000	916,231
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	54,301
	TK Group Holdings Ltd.	30,000	8,576
	Toly Bread Co. Ltd., Class A	14,308	29,574
	Tomson Group Ltd.	188,000	46,898
	Tong Ren Tang Technologies Co. Ltd., Class H	77,000	58,602
*	Tongcheng Travel Holdings Ltd.	306,800	541,002
#*	Tongda Group Holdings Ltd.	1,470,000	24,803
*	Tongdao Liepin Group	45,000	83,368
*	Tongding Interconnection Information Co. Ltd., Class A	33,700	19,401
	TongFu Microelectronics Co. Ltd., Class A	20,000	39,710
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	34,200	52,340
	Tongkun Group Co. Ltd., Class A	47,000	107,602
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	27,432
	Tongling Nonferrous Metals Group Co. Ltd., Class A	191,400	100,043
	Tongwei Co. Ltd., Class A	10,400	64,086
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	18,746
*	Topchoice Medical Corp., Class A	2,300	44,465
	Topsec Technologies Group, Inc., Class A	16,700	23,209

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Topsports International Holdings Ltd.	772,000	$590,464
	Towngas Smart Energy Co. Ltd.	346,643	171,186
	Transfar Zhilian Co. Ltd., Class A	73,300	69,688
	TravelSky Technology Ltd., Class H	216,000	326,198
*	Trigiant Group Ltd.	272,000	16,160
*	Trip.com Group Ltd., ADR	88,312	2,088,579
*	Trip.com Group Ltd.	11,100	262,111
	TRS Information Technology Corp. Ltd., Class A	14,400	22,721
	Truly International Holdings Ltd.	488,000	132,914
	Tsingtao Brewery Co. Ltd., Class H	146,000	1,182,039
*	TuanChe Ltd., ADR	2,543	5,900
*	Tuniu Corp., Sponsored ADR	11,396	7,749
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	17,100	8,007
	UE Furniture Co. Ltd., Class A	9,400	10,944
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,100	113,279
	Unilumin Group Co. Ltd., Class A	14,600	12,277
	Uni-President China Holdings Ltd.	221,000	193,663
	Unisplendour Corp. Ltd., Class A	12,760	32,725
	United Energy Group Ltd.	3,570,000	419,841
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	40,599
	Valiant Co. Ltd., Class A	20,200	54,309
	VanJee Technology Co. Ltd., Class A	3,300	7,861
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	23,023
	Vatti Corp. Ltd., Class A	13,600	10,348
#*Ω	Venus MedTech Hangzhou, Inc., Class H	8,000	14,686
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	38,708
*	Viomi Technology Co. Ltd., ADR	1,535	2,410
*	Vipshop Holdings Ltd., ADR	171,914	1,316,861
††Ω	Virscend Education Co. Ltd.	296,000	13,014
	Walvax Biotechnology Co. Ltd., Class A	7,300	58,640
	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	13,000	15,864
*	Wanda Film Holding Co. Ltd., Class A	6,400	11,018
	Wangfujing Group Co. Ltd., Class A	14,600	50,104
	Wangneng Environment Co. Ltd., Class A	8,600	24,306
	Wangsu Science & Technology Co. Ltd., Class A	71,000	51,249
	Want Want China Holdings Ltd.	876,000	790,736
	Wanxiang Qianchao Co. Ltd., Class A	55,900	43,525
	Wasion Holdings Ltd.	134,000	43,826
#*	Weibo Corp., Sponsored ADR	28,791	666,224
	Weichai Power Co. Ltd., Class H	813,000	1,135,685
	Weifu High-Technology Group Co. Ltd., Class A	6,500	19,891
	Weihai Guangwei Composites Co. Ltd., Class A	14,500	109,003
	Weiqiao Textile Co., Class H	154,000	42,877
	Western Securities Co. Ltd., Class A	45,100	42,351
	Western Superconducting Technologies Co. Ltd., Class A	4,661	57,316
	Wharf Holdings Ltd.	177,000	518,592
	Will Semiconductor Co. Ltd., Class A	6,139	138,439
	Wingtech Technology Co. Ltd., Class A	4,200	41,328
	Winning Health Technology Group Co. Ltd., Class A	23,300	27,895
	Wolong Electric Group Co. Ltd., Class A	24,000	39,336
	Wuchan Zhongda Group Co. Ltd., Class A	75,600	56,352
	Wuhan Department Store Group Co. Ltd., Class A	18,700	29,018
	Wuhan DR Laser Technology Corp. Ltd., Class A	600	18,083
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	12,583
	Wuhan Guide Infrared Co. Ltd., Class A	23,300	54,090
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	15,007
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	3,375	14,776
	Wuhu Token Science Co. Ltd., Class A	37,700	34,627
	Wuliangye Yibin Co. Ltd., Class A	25,012	611,268

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuling Motors Holdings Ltd.	140,000	$18,440
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	64,254
Ω	WuXi AppTec Co. Ltd., Class H	20,500	278,837
*Ω	Wuxi Biologics Cayman, Inc.	160,500	1,184,620
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,580	17,044
	Wuxi NCE Power Co. Ltd., Class A	1,960	26,646
	Wuxi Shangji Automation Co. Ltd., Class A	3,600	66,037
	Wuxi Taiji Industry Co. Ltd., Class A	38,600	38,638
	XCMG Construction Machinery Co. Ltd., Class A	108,600	81,323
	XGD, Inc., Class A	12,100	22,494
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	72,500	31,884
	Xiamen C & D, Inc., Class A	54,200	118,443
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	10,483	13,076
	Xiamen Faratronic Co. Ltd., Class A	4,400	96,792
	Xiamen International Airport Co. Ltd., Class A	8,200	18,084
	Xiamen International Port Co. Ltd., Class H	270,000	29,663
	Xiamen Intretech, Inc., Class A	9,990	30,947
	Xiamen ITG Group Corp. Ltd., Class A	36,900	41,603
	Xiamen Kingdomway Group Co., Class A	13,000	41,417
	Xiamen Tungsten Co. Ltd., Class A	26,000	61,598
	Xiamen Xiangyu Co. Ltd., Class A	39,506	52,213
	Xi’an Triangle Defense Co. Ltd., Class A	2,400	14,040
#*Ω	Xiaomi Corp., Class B	4,572,000	6,960,130
	Xilinmen Furniture Co. Ltd., Class A	8,000	28,466
*	Xinchen China Power Holdings Ltd.	83,000	4,305
	Xinfengming Group Co. Ltd., Class A	21,800	31,155
	Xingda International Holdings Ltd.	208,000	37,294
	Xingfa Aluminium Holdings Ltd.	41,000	54,098
	Xinhu Zhongbao Co. Ltd., Class A	112,500	47,019
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	95,316
	Xinhuanet Co. Ltd., Class A	8,200	18,575
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	223,556	317,750
	Xinte Energy Co. Ltd., Class H	49,200	106,872
	Xinxiang Chemical Fiber Co. Ltd., Class A	28,900	15,495
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	38,700	90,807
	Xinyi Energy Holdings Ltd.	440,000	235,360
	Xtep International Holdings Ltd.	202,443	294,517
	Xuji Electric Co. Ltd., Class A	26,200	61,668
#*	Xunlei Ltd., ADR	19,606	27,252
Ω	Yadea Group Holdings Ltd.	446,000	672,254
*	YaGuang Technology Group Co. Ltd., Class A	20,400	16,101
*	Yanchang Petroleum International Ltd.	1,010,000	6,678
	Yangling Metron New Material, Inc., Class A	2,600	25,811
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	32,000	41,496
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,000	51,568
	Yankershop Food Co. Ltd., Class A	2,300	24,243
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	27,226
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	16,616
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	33,216
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	25,100	117,225
	YanTai Shuangta Food Co. Ltd., Class A	9,300	10,107
	Yantai Zhenghai Bio-tech Co. Ltd.	2,300	19,033
#*	Yeahka Ltd.	13,200	34,338
	Yealink Network Technology Corp. Ltd., Class A	7,123	83,566
	Yeebo International Holdings Ltd.	42,000	13,281
*	Yibin Tianyuan Group Co. Ltd., Class A	13,000	17,356
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	57,600	36,817
	Yifan Pharmaceutical Co. Ltd., Class A	16,600	29,687
	Yifeng Pharmacy Chain Co. Ltd., Class A	11,220	62,338

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yihai International Holding Ltd.	175,000	$492,639
	Yijiahe Technology Co. Ltd., Class A	2,520	15,772
#	Yincheng International Holding Co. Ltd.	48,000	16,495
	Yintai Gold Co. Ltd., Class A	63,100	88,972
*	Yiren Digital Ltd., Sponsored ADR	20,600	42,230
*Ω	Yixin Group Ltd.	278,000	28,043
	Yixintang Pharmaceutical Group Co. Ltd., Class A	9,700	29,673
	Yonghui Superstores Co. Ltd., Class A	92,500	61,881
	YongXing Special Materials Technology Co. Ltd., Class A	1,200	18,609
	Yonyou Network Technology Co. Ltd., Class A	12,800	36,807
	Youngor Group Co. Ltd., Class A	66,900	69,073
*	Youzu Interactive Co. Ltd., Class A	6,100	8,392
*	Yuan Heng Gas Holdings Ltd.	724,000	41,420
	Yuexiu Property Co. Ltd.	418,800	435,767
	Yuexiu Transport Infrastructure Ltd.	254,000	162,090
	Yunda Holding Co. Ltd., Class A.	37,580	87,186
*	Yunnan Aluminium Co. Ltd., Class A	23,000	35,966
	Yunnan Baiyao Group Co. Ltd., Class A	5,200	59,920
	Yunnan Copper Co. Ltd., Class A	32,400	50,802
	Yunnan Energy New Material Co. Ltd., Class A	5,900	179,699
*	Yunnan Tin Co. Ltd., Class A	22,800	61,410
	Yunnan Water Investment Co. Ltd., Class H	63,000	3,827
	Yusys Technologies Co. Ltd., Class A	7,040	15,887
	Yutong Bus Co. Ltd., Class A	28,600	32,685
	Yuzhou Group Holdings Co. Ltd.	539,463	38,156
#	Zai Lab Ltd.	40,400	164,626
	ZBOM Home Collection Co. Ltd., Class A	4,004	12,355
#	Zepp Health Corp., ADR	8,981	21,734
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,829	176,446
#	Zhaojin Mining Industry Co. Ltd., Class H	272,500	259,031
	Zhefu Holding Group Co. Ltd., Class A	87,300	58,964
*	Zhejiang Century Huatong Group Co. Ltd., Class A	143,820	103,237
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	119,015
	Zhejiang Communications Technology Co. Ltd.	25,700	26,432
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	19,383
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,900	19,701
	Zhejiang Dahua Technology Co. Ltd., Class A	31,302	78,646
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,100	39,813
	Zhejiang Expressway Co. Ltd., Class H	360,000	296,786
	Zhejiang Hailiang Co. Ltd., Class A	26,100	35,658
	Zhejiang HangKe Technology, Inc. Co., Class A	3,944	25,904
	Zhejiang Hangmin Co. Ltd., Class A	16,190	12,469
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	15,702
	Zhejiang Huace Film & Television Co. Ltd., Class A	38,900	25,432
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	25,100	57,577
	Zhejiang Huayou Cobalt Co. Ltd., Class A	3,400	41,993
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	75,064
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	18,359
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,300	18,920
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,700	65,846
*	Zhejiang Jingu Co. Ltd., Class A	22,000	17,049
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,560	33,457
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	87,900	44,313
	Zhejiang Juhua Co. Ltd., Class A	51,000	87,154
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	90,272
	Zhejiang Medicine Co. Ltd., Class A	8,216	15,649
	Zhejiang Meida Industrial Co. Ltd., Class A	10,600	22,548
	Zhejiang Narada Power Source Co. Ltd., Class A	22,300	36,181
	Zhejiang NHU Co. Ltd., Class A	21,040	85,103

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	$33,697
	Zhejiang Runtu Co. Ltd., Class A	23,800	27,982
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	16,300	41,024
	Zhejiang Semir Garment Co. Ltd., Class A	26,300	25,863
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	23,414
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	2,400	16,211
	Zhejiang Supor Co. Ltd., Class A	2,100	17,472
	Zhejiang Tiantie Industry Co. Ltd., Class A	7,900	16,920
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	13,825
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	14,503
	Zhejiang Wanliyang Co. Ltd., Class A	15,300	15,305
	Zhejiang Wanma Co. Ltd., Class A	19,100	18,784
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	3,600	13,327
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	37,563
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	50,158
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	20,683
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	18,200	47,226
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	18,164
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	16,534
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	15,744
*	Zhejiang Yongtai Technology Co. Ltd., Class A	4,800	18,103
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	64,884
	Zheshang Securities Co. Ltd., Class A	20,000	27,684
*	Zhong An Group Ltd.	859,000	32,637
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	190,700	655,691
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	16,264
	Zhongji Innolight Co. Ltd., Class A	9,600	44,390
	Zhongjin Gold Corp. Ltd., Class A	29,400	32,182
#	Zhongliang Holdings Group Co. Ltd.	130,500	41,886
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	36,800	27,652
	Zhongsheng Group Holdings Ltd.	191,500	1,265,397
*	Zhongtian Financial Group Co. Ltd., Class A	100,000	32,366
	Zhongyu Energy Holdings Ltd.	189,000	166,007
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	14,402
	Zhuguang Holdings Group Co. Ltd.	486,000	88,599
	Zhuzhou CRRC Times Electric Co.	148,100	582,221
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	6,000	45,830
	Zhuzhou Kibing Group Co. Ltd., Class A	47,800	79,610
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	75,600	80,846
*	ZJBC Information Technology Co. Ltd., Class A	10,460	4,433
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	440,200	257,387
	ZTE Corp., Class H	271,000	568,993
	ZTO Express Cayman, Inc., ADR	26,052	716,691
	ZTO Express Cayman, Inc.	1,250	34,405

TOTAL CHINA			285,238,653

COLOMBIA — (0.1%)
*	BAC Holding International Corp.	1,005,290	72,996
	Banco de Bogota SA	5,102	65,058
	Bancolombia SA, Sponsored ADR	4,539	175,977
	Bancolombia SA	16,045	157,369
	Celsia SA ESP	81,622	88,056
	Grupo Aval Acciones y Valores SA, ADR	3,200	13,376
	Grupo Energia Bogota SA ESP	143,003	91,048
	Interconexion Electrica SA ESP	43,920	241,460
	Mineros SA	33,064	27,108
	Promigas SA ESP	11,890	20,923

TOTAL COLOMBIA			953,371

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	8,205	$269,451

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	113,367	254,509

GREECE — (0.3%)
*	Alpha Services & Holdings SA	127,135	143,109
	Athens Water Supply & Sewage Co. SA	8,519	63,553
	Autohellas Tourist & Trading SA	5,765	56,459
	Bank of Greece	4,212	79,281
*	Ellaktor SA	12,618	18,090
	ElvalHalcor SA	12,789	22,455
	Entersoft SA Software Development & Related Services Co.	4,811	26,477
*	Eurobank Ergasias Services & Holdings SA, Class A	225,782	233,356
*	Fourlis Holdings SA	19,090	74,426
*	GEK Terna Holding Real Estate Construction SA	9,800	100,547
	Hellenic Petroleum Holdings SA	13,683	103,398
	Hellenic Telecommunications Organization SA	12,522	240,899
	Holding Co. ADMIE IPTO SA	22,438	53,816
*	Intracom Holdings SA	12,803	23,014
	JUMBO SA	24,099	390,594
	Kri-Kri Milk Industry SA	1,715	12,531
*	LAMDA Development SA	13,054	88,845
	Motor Oil Hellas Corinth Refineries SA	22,274	352,378
*	National Bank of Greece SA	5,566	22,077
	OPAP SA	31,291	463,807
*	Piraeus Financial Holdings SA	43,732	63,134
	Piraeus Port Authority SA	1,629	29,664
	Quest Holdings SA	11,337	69,445
	Sarantis SA	7,529	57,555
	Terna Energy SA	18,752	350,472
	Thrace Plastics Holding & Co.	3,797	18,747

TOTAL GREECE			3,158,129

HONG KONG — (0.0%)
*	SIM Technology Group Ltd.	262,000	9,432
	Texhong Textile Group Ltd.	15,500	18,640

TOTAL HONG KONG			28,072

HUNGARY — (0.1%)
#	4iG Nyrt	5,746	12,976
	Magyar Telekom Telecommunications PLC	133,563	144,550
*	Opus Global Nyrt	12,230	6,822
*	OTP Bank Nyrt	17,387	518,644
	Richter Gedeon Nyrt	13,371	266,779

TOTAL HUNGARY			949,771

INDIA — (14.8%)
*	3i Infotech Ltd.	27,570	20,652
	63 Moons Technologies Ltd.	2,665	7,635
	Aarti Drugs Ltd.	11,200	67,254
	ABB India Ltd.	5,794	158,768
	Abbott India Ltd.	126	28,076
	Action Construction Equipment Ltd.	7,404	23,143
*	Adani Green Energy Ltd.	32,719	1,222,358
	Adani Total Gas Ltd.	23,121	742,291
	ADF Foods Ltd.	2,521	24,664
*	Aditya Birla Capital Ltd.	139,318	217,482

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Advanced Enzyme Technologies Ltd.	8,593	$33,767
	Aegis Logistics Ltd.	41,043	117,928
	Agro Tech Foods Ltd.	1,250	14,840
*	Ahluwalia Contracts India Ltd.	5,052	34,528
	AIA Engineering Ltd.	8,120	204,323
	Ajanta Pharma Ltd.	7,514	169,020
	Akzo Nobel India Ltd.	3,525	86,552
	Alembic Ltd.	14,547	14,642
	Alembic Pharmaceuticals Ltd.	15,441	156,857
	Alkem Laboratories Ltd.	7,269	309,141
	Alkyl Amines Chemicals	2,663	109,841
	Allcargo Logistics Ltd.	16,991	78,034
*	Alok Industries Ltd.	246,045	81,746
	Amara Raja Batteries Ltd.	20,326	147,999
*	Amber Enterprises India Ltd.	1,804	86,511
	Anant Raj Ltd.	23,144	18,869
	Andhra Sugars Ltd.	24,000	50,369
	Apar Industries Ltd.	5,061	44,281
	Apcotex Industries Ltd.	7,577	58,161
*	APL Apollo Tubes Ltd.	24,996	332,808
	Apollo Hospitals Enterprise Ltd.	24,494	1,413,797
	Aptech Ltd.	3,134	14,734
*	Arvind Fashions Ltd.	10,415	38,668
*	Arvind SmartSpaces Ltd.	4,403	11,220
	Asahi India Glass Ltd.	7,020	42,172
	Ashiana Housing Ltd.	3,766	7,391
	Ashok Leyland Ltd.	236,890	389,162
*	Ashoka Buildcon Ltd.	41,864	46,912
	Asian Paints Ltd.	65,353	2,756,559
	Astec Lifesciences Ltd.	1,673	39,246
*Ω	Aster DM Healthcare Ltd.	37,522	94,310
	Astra Microwave Products Ltd.	13,392	43,991
	Astral Ltd.	21,173	592,355
	AstraZeneca Pharma India Ltd.	1,043	37,568
	Atul Ltd.	3,930	454,785
*Ω	AU Small Finance Bank Ltd.	19,935	358,751
	Aurobindo Pharma Ltd.	93,118	760,360
	Automotive Axles Ltd.	275	5,736
	Avanti Feeds Ltd.	12,745	72,145
*Ω	Avenue Supermarts Ltd.	9,699	495,258
	Bajaj Auto Ltd.	14,343	697,153
	Bajaj Consumer Care Ltd.	30,884	67,460
*	Bajaj Electricals Ltd.	3,503	49,974
	Bajaj Finance Ltd.	13,501	1,162,635
	Bajaj Finserv Ltd.	3,159	608,373
*	Bajaj Hindusthan Sugar Ltd.	143,434	31,899
	Bajaj Holdings & Investment Ltd.	5,232	353,825
	Balaji Amines Ltd.	3,039	127,516
	Balkrishna Industries Ltd.	13,588	376,864
	Balmer Lawrie & Co. Ltd.	17,962	27,809
	Balrampur Chini Mills Ltd.	21,793	125,855
	Banco Products India Ltd.	4,410	8,106
Ω	Bandhan Bank Ltd.	118,524	512,579
*	Bank of Baroda	202,583	295,374
*	Bank of India	58,291	36,302
*	Bank of Maharashtra	198,188	45,898
	Bannari Amman Sugars Ltd.	451	15,758
	BASF India Ltd.	5,382	188,596
	Bata India Ltd.	9,736	247,817

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bayer CropScience Ltd.	3,292	$199,208
	BEML Ltd.	6,603	141,947
	Berger Paints India Ltd.	92,173	864,653
*	BF Utilities Ltd.	1,876	9,301
	Bhansali Engineering Polymers Ltd.	16,497	26,908
	Bharat Bijlee Ltd.	943	20,922
	Bharat Electronics Ltd.	394,964	1,218,068
*	Bharat Heavy Electricals Ltd.	224,965	153,165
	Bharat Petroleum Corp. Ltd.	134,468	633,064
	Bharat Rasayan Ltd.	326	59,603
*	Bharti Airtel Ltd.	164,201	1,576,955
*	Biocon Ltd.	45,842	221,047
	Birlasoft Ltd.	54,014	287,879
*	Black Box Ltd.	1,488	15,232
	Bliss Gvs Pharma Ltd.	4,620	4,831
	Blue Dart Express Ltd.	1,048	92,801
	Blue Star Ltd.	15,114	224,817
	Bodal Chemicals Ltd.	17,752	25,290
	Bombay Burmah Trading Co.	880	11,550
*	Bombay Dyeing & Manufacturing Co. Ltd.	33,514	53,916
*	Borosil Renewables Ltd.	8,613	78,405
	Bosch Ltd.	933	176,084
	Brigade Enterprises Ltd.	19,977	117,540
	Brightcom Group Ltd.	87,970	95,463
	Britannia Industries Ltd.	15,262	653,087
*	Camlin Fine Sciences Ltd.	22,150	35,249
	Can Fin Homes Ltd.	19,559	150,032
*	Canara Bank	85,487	253,737
*	Capacit’e Infraprojects Ltd.	4,149	7,350
	Caplin Point Laboratories Ltd.	5,678	52,300
	Carborundum Universal Ltd.	32,129	325,695
	Castrol India Ltd.	133,835	188,525
	CCL Products India Ltd.	21,543	114,620
	Central Depository Services India Ltd.	11,342	202,760
	Century Enka Ltd.	1,684	12,905
	Century Plyboards India Ltd.	21,913	181,137
	Century Textiles & Industries Ltd.	13,989	151,140
	Cera Sanitaryware Ltd.	1,024	55,627
*	CG Power & Industrial Solutions Ltd.	107,056	275,008
	Chambal Fertilisers & Chemicals Ltd.	46,780	276,956
*	Chennai Petroleum Corp. Ltd.	9,060	32,806
	Cholamandalam Financial Holdings Ltd.	23,458	198,426
	Cholamandalam Investment & Finance Co. Ltd.	98,729	953,471
	Cigniti Technologies Ltd.	2,674	15,232
	Cipla Ltd.	65,947	840,658
	City Union Bank Ltd.	81,266	144,869
	Clariant Chemicals India Ltd.	4,039	25,700
Ω	Cochin Shipyard Ltd.	9,822	42,907
	Coforge Ltd.	8,401	457,354
	Colgate-Palmolive India Ltd.	33,902	733,594
	Computer Age Management Services Ltd.	6,403	204,496
	Container Corp. of India Ltd.	50,338	424,425
	Coromandel International Ltd.	31,205	363,266
	Cosmo Films Ltd.	4,592	112,965
*	CreditAccess Grameen Ltd.	8,818	118,975
	CRISIL Ltd.	3,869	187,461
*	CSB Bank Ltd.	7,936	22,095
	Cummins India Ltd.	24,200	324,367
	Cyient Ltd.	15,057	173,119

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	D B Realty Ltd.	10,603	$12,283
	Dabur India Ltd.	86,173	624,456
	Dalmia Bharat Sugar & Industries Ltd.	3,997	24,535
	DCM Shriram Ltd.	8,501	130,252
*	DCW Ltd.	46,170	28,229
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,223	114,957
	Deepak Nitrite Ltd.	23,599	709,198
	Delta Corp. Ltd.	26,787	92,545
	Dhampur Sugar Mills Ltd.	10,271	69,531
*	Dhani Services Ltd.	55,006	38,988
	Dhanuka Agritech Ltd.	4,543	42,275
Ω	Dilip Buildcon Ltd.	8,553	29,305
*	Dish TV India Ltd.	268,428	57,155
*	Dishman Carbogen Amcis Ltd.	13,491	28,701
	Divi’s Laboratories Ltd.	15,606	910,025
	Dixon Technologies India Ltd.	7,575	428,704
	Dollar Industries Ltd.	2,411	18,082
Ω	Dr Lal PathLabs Ltd.	9,425	318,881
	Dr Reddy’s Laboratories Ltd., ADR.	7,755	416,288
	Dr Reddy’s Laboratories Ltd.	185	9,978
*	DRC Systems India Ltd.	780	438
*	Dredging Corp. of India Ltd.	2,277	10,247
	Dwarikesh Sugar Industries Ltd.	16,162	26,496
*	Dynamatic Technologies Ltd.	486	14,590
	eClerx Services Ltd.	6,248	196,295
	Edelweiss Financial Services Ltd.	71,886	55,965
	Eicher Motors Ltd.	17,135	584,892
	EID Parry India Ltd.	27,751	193,360
	Electrosteel Castings Ltd.	48,669	24,157
	Elgi Equipments Ltd.	30,512	137,083
	Emami Ltd.	75,510	481,846
Ω	Endurance Technologies Ltd.	6,416	102,242
	Engineers India Ltd.	72,796	60,822
	EPL Ltd.	47,792	104,777
*Ω	Equitas Small Finance Bank Ltd.	13,258	9,389
Ω	Eris Lifesciences Ltd.	9,149	81,714
	ESAB India Ltd.	828	35,302
	Escorts Ltd.	7,821	166,042
*	Eveready Industries India Ltd.	15,308	63,797
	Everest Industries Ltd.	1,243	9,432
	Everest Kanto Cylinder Ltd.	17,487	44,329
	Excel Industries Ltd.	1,401	26,134
	Exide Industries Ltd.	96,789	192,179
*	FDC Ltd.	10,370	36,136
	Federal Bank Ltd.	384,839	478,929
	Filatex India Ltd.	12,871	19,660
	Fine Organic Industries Ltd.	1,224	71,523
	Finolex Cables Ltd.	17,633	91,722
	Finolex Industries Ltd.	65,665	132,793
	Firstsource Solutions Ltd.	110,374	178,046
	Force Motors Ltd.	1,571	24,314
*	Fortis Healthcare Ltd.	81,689	283,152
*	Future Consumer Ltd.	104,715	3,068
	Galaxy Surfactants Ltd.	4,668	176,290
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	24,969
	Garware Technical Fibres Ltd.	2,464	97,942
*	Gateway Distriparks Ltd.	65,576	64,038
*	Gati Ltd.	15,561	34,570
*	Gayatri Projects Ltd.	14,914	4,046

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	GE Power India Ltd.	4,704	$10,758
*Ω	General Insurance Corp. of India	21,901	37,868
	Genus Power Infrastructures Ltd.	21,338	28,672
	Geojit Financial Services Ltd.	10,080	8,641
	GHCL Ltd.	14,167	114,181
	GIC Housing Finance Ltd.	5,220	9,696
	Gillette India Ltd.	1,752	121,293
	GlaxoSmithKline Pharmaceuticals Ltd.	4,068	83,186
	Glenmark Pharmaceuticals Ltd.	19,922	114,059
	Godawari Power & Ispat Ltd.	5,761	31,179
*	Godrej Consumer Products Ltd.	57,292	581,518
*	Godrej Industries Ltd.	11,258	72,223
*	Godrej Properties Ltd.	15,642	317,445
	Goodyear India Ltd.	675	7,989
	Granules India Ltd.	36,777	134,420
	Graphite India Ltd.	13,269	90,281
	Grasim Industries Ltd.	40,635	889,339
	Grauer & Weil India Ltd.	22,570	21,123
	Gravita India Ltd.	5,623	22,904
	Greaves Cotton Ltd.	10,547	22,557
	Greenlam Industries Ltd.	4,650	21,444
	Greenpanel Industries Ltd.	7,524	59,024
	Greenply Industries Ltd.	24,557	66,865
	Grindwell Norton Ltd.	10,061	223,704
	Gujarat Alkalies & Chemicals Ltd.	8,503	110,219
	Gujarat Ambuja Exports Ltd.	13,020	56,027
	Gujarat Fluorochemicals Ltd.	5,594	203,749
	Gujarat Gas Ltd.	38,652	242,470
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,011	248,402
	Gujarat Pipavav Port Ltd.	63,610	72,351
	Gujarat State Fertilizers & Chemicals Ltd.	60,213	134,015
	Gujarat State Petronet Ltd.	79,718	271,051
	Gulf Oil Lubricants India Ltd.	3,376	18,729
*	Hathway Cable & Datacom Ltd.	91,569	23,925
	Hatsun Agro Product Ltd.	7,173	98,525
	Havells India Ltd.	28,941	491,936
	HBL Power Systems Ltd.	21,877	24,678
	HCL Technologies Ltd.	145,579	2,051,433
Ω	HDFC Asset Management Co. Ltd.	13,253	350,104
	HDFC Bank Ltd.	82,480	1,475,911
Ω	HDFC Life Insurance Co. Ltd.	57,547	435,745
*	HealthCare Global Enterprises Ltd.	3,221	11,895
	HEG Ltd.	2,712	43,089
	Heritage Foods Ltd.	5,612	22,897
	Hero MotoCorp Ltd.	29,991	971,268
	Hester Biosciences Ltd.	445	15,075
	HFCL Ltd.	153,778	146,792
	HG Infra Engineering Ltd.	3,130	25,154
	HIL Ltd.	198	9,828
	Himadri Speciality Chemical Ltd.	72,384	65,354
	Himatsingka Seide Ltd.	16,940	32,564
	Hinduja Global Solutions Ltd.	5,776	76,563
	Hindustan Aeronautics Ltd.	6,736	139,508
*	Hindustan Construction Co. Ltd.	265,796	54,492
	Hindustan Copper Ltd.	23,574	34,331
*	Hindustan Oil Exploration Co. Ltd.	16,705	43,761
	Hindustan Unilever Ltd.	69,539	2,029,531
	Hitachi Energy India Ltd.	362	14,883
	Hle Glascoat Ltd.	357	21,603

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Honda India Power Products Ltd.	808	$15,187
	Honeywell Automation India Ltd.	654	340,425
	Housing Development Finance Corp. Ltd.	115,348	3,323,984
	HSIL Ltd.	11,277	46,377
	Huhtamaki India Ltd.	5,375	13,777
	I G Petrochemicals Ltd.	3,464	33,570
#	ICICI Bank Ltd., Sponsored ADR	149,823	2,852,630
	ICICI Bank Ltd.	84,009	807,312
Ω	ICICI Lombard General Insurance Co. Ltd.	47,378	790,315
Ω	ICICI Prudential Life Insurance Co. Ltd.	30,984	211,286
Ω	ICICI Securities Ltd.	12,439	90,744
*	IDFC First Bank Ltd.	805,056	410,748
	IDFC Ltd.	358,281	263,863
*	IFB Industries Ltd.	2,098	26,205
*	IFCI Ltd.	73,561	10,736
	IIFL Finance Ltd.	37,601	171,651
	IIFL Securities Ltd.	20,653	23,993
	IIFL Wealth Management Ltd.	10,867	239,933
	India Glycols Ltd.	3,751	46,997
	Indiabulls Housing Finance Ltd.	63,401	125,851
*	Indiabulls Real Estate Ltd.	33,887	39,141
Ω	IndiaMart InterMesh Ltd.	2,330	149,191
Ω	Indian Energy Exchange Ltd.	61,163	169,369
	Indian Railway Catering & Tourism Corp. Ltd.	29,363	283,019
	Indo Count Industries Ltd.	22,774	46,194
	Indoco Remedies Ltd.	9,177	45,877
	Indraprastha Gas Ltd.	61,861	284,155
*	Indus Towers Ltd.	121,221	330,736
	IndusInd Bank Ltd.	27,950	353,160
	Infibeam Avenues Ltd.	172,173	40,459
	Info Edge India Ltd.	15,342	926,641
	Infosys Ltd., Sponsored ADR	265,121	5,267,954
	Infosys Ltd.	312,691	6,339,184
	Ingersoll Rand India Ltd.	2,441	53,765
*	Inox Leisure Ltd.	12,248	79,396
*	Inox Wind Energy Ltd.	871	7,606
*	Inox Wind Ltd.	6,949	9,724
*	Insecticides India Ltd.	2,950	27,573
*	Intellect Design Arena Ltd.	16,074	165,700
	Ipca Laboratories Ltd.	38,019	501,185
*	IRB Infrastructure Developers Ltd.	47,236	144,827
Ω	IRCON International Ltd.	69,014	37,290
	ITD Cementation India Ltd.	9,348	8,293
*	ITI Ltd.	12,573	16,383
	J Kumar Infraprojects Ltd.	8,288	22,957
*	Jagran Prakashan Ltd.	12,267	10,708
	Jamna Auto Industries Ltd.	27,309	39,124
	JB Chemicals & Pharmaceuticals Ltd.	9,355	207,411
	JBM Auto Ltd.	1,418	9,391
	Jindal Poly Films Ltd.	5,639	81,301
*	Jindal Stainless Hisar Ltd.	7,473	34,456
*	Jindal Stainless Ltd.	17,606	42,212
	JK Paper Ltd.	23,570	109,897
	JM Financial Ltd.	98,828	98,350
	JMC Projects India Ltd.	6,414	6,911
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	25,547
	Jubilant Foodworks Ltd.	54,995	387,508
	Jubilant Pharmova Ltd.	3,363	20,569
*	Just Dial Ltd.	2,181	24,312

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jyothy Labs Ltd.	32,517	$65,669
	Kajaria Ceramics Ltd.	20,215	270,981
	Kalpataru Power Transmission Ltd.	20,097	94,166
	Kansai Nerolac Paints Ltd.	43,747	267,517
	Karur Vysya Bank Ltd.	81,218	51,208
	Kaveri Seed Co. Ltd.	1,338	9,385
	KCP Ltd.	24,082	36,214
	KEC International Ltd.	34,815	180,293
	KEI Industries Ltd.	13,911	218,907
	Kennametal India Ltd.	1,343	33,383
*	Kesoram Industries Ltd.	48,701	38,106
*	Kiri Industries Ltd.	9,263	59,880
	Kirloskar Brothers Ltd.	5,926	25,170
	Kirloskar Oil Engines Ltd.	13,471	28,323
	Kitex Garments Ltd.	8,666	29,314
	KNR Constructions Ltd.	42,923	150,734
*	Kolte-Patil Developers Ltd.	8,425	29,406
	Kotak Mahindra Bank Ltd.	45,137	1,046,149
	Kovai Medical Center & Hospital	834	18,079
	KPIT Technologies Ltd.	44,450	318,130
	KPR Mill Ltd.	25,770	211,094
	KRBL Ltd.	11,600	35,976
	KSB Ltd.	3,004	52,135
	LA Opala RG Ltd.	5,178	20,457
	Lakshmi Machine Works Ltd.	497	60,373
Ω	Laurus Labs Ltd.	98,913	749,080
	LG Balakrishnan & Bros Ltd.	2,269	19,365
	LIC Housing Finance Ltd.	88,311	433,621
	Linde India Ltd.	1,574	73,579
	LT Foods Ltd.	45,711	51,796
	Lumax Auto Technologies Ltd.	8,072	19,147
	Lupin Ltd.	43,221	419,192
	LUX Industries Ltd.	1,356	40,690
	Mahanagar Gas Ltd.	10,794	108,023
	Maharashtra Scooters Ltd.	16	806
	Maharashtra Seamless Ltd.	2,043	15,663
	Mahindra & Mahindra Financial Services Ltd.	97,307	230,699
	Mahindra & Mahindra Ltd.	135,373	1,625,146
	Mahindra CIE Automotive Ltd.	14,522	41,384
*	Mahindra Lifespace Developers Ltd.	20,364	101,182
Ω	Mahindra Logistics Ltd.	4,632	30,643
	Man Infraconstruction Ltd.	15,520	20,909
	Manappuram Finance Ltd.	130,357	194,607
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	50,514
	Marico Ltd.	200,968	1,364,227
	Marksans Pharma Ltd.	60,249	41,935
	Maruti Suzuki India Ltd.	8,599	857,135
Ω	MAS Financial Services Ltd.	2,038	17,144
	Mastek Ltd.	4,526	164,623
*	Max Financial Services Ltd.	34,842	342,387
*	Max Healthcare Institute Ltd.	32,572	174,119
*	Max Ventures & Industries Ltd.	6,105	8,673
	Mayur Uniquoters Ltd.	7,402	35,812
	Mazagon Dock Shipbuilders Ltd.	5,092	19,691
*	Meghmani Finechem Ltd.	2,456	45,838
	Meghmani Organics Ltd.	26,124	42,235
Ω	Metropolis Healthcare Ltd.	6,966	217,516
	Minda Corp. Ltd.	6,111	19,553
	Minda Industries Ltd.	13,920	165,564

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Mishra Dhatu Nigam Ltd.	3,855	$9,654
	MM Forgings Ltd.	1,567	18,188
	Monte Carlo Fashions Ltd.	650	4,728
	Motherson Sumi Systems Ltd.	246,199	439,283
*	Motherson Sumi Wiring India Ltd.	246,199	222,229
	Motilal Oswal Financial Services Ltd.	8,560	100,189
	Mphasis Ltd.	28,724	1,051,728
	MRF Ltd.	228	215,570
	Multi Commodity Exchange of India Ltd.	2,316	43,065
	Muthoot Finance Ltd.	40,299	660,510
	Nahar Spinning Mills Ltd.	1,788	12,009
*	Narayana Hrudayalaya Ltd.	21,522	196,330
	Natco Pharma Ltd.	12,818	131,220
*	National Fertilizers Ltd.	23,497	18,003
	Navin Fluorine International Ltd.	4,395	224,203
	Navneet Education Ltd.	15,738	21,070
	NBCC India Ltd.	135,087	66,256
	NELCO Ltd.	2,476	21,564
	Neogen Chemicals Ltd.	1,058	21,488
	NESCO Ltd.	3,548	26,590
*	Network18 Media & Investments Ltd.	45,674	51,631
	Neuland Laboratories Ltd.	1,629	28,204
	Newgen Software Technologies Ltd.	4,599	27,894
	NIIT Ltd.	28,324	210,137
	Nilkamal Ltd.	2,078	54,973
	NOCIL Ltd.	25,285	74,515
	Novartis India Ltd.	2,011	16,358
	NRB Bearings Ltd.	9,283	14,553
	Nucleus Software Exports Ltd.	2,361	13,201
*	Oberoi Realty Ltd.	30,880	383,397
*	Olectra Greentech Ltd.	4,078	33,691
*	Omaxe Ltd.	8,455	10,976
	OnMobile Global Ltd.	15,797	33,618
	Orient Electric Ltd.	29,254	126,129
	Orient Paper & Industries Ltd.	51,064	21,421
	Oriental Aromatics Ltd.	2,804	25,244
	Oriental Carbon & Chemicals Ltd.	1,909	21,822
	Page Industries Ltd.	1,378	818,779
	Paisalo Digital Ltd.	2,352	22,676
	Panama Petrochem Ltd.	5,682	26,166
*	Patel Engineering Ltd.	61,112	20,403
*	PC Jeweller Ltd.	86,955	24,624
	PCBL Ltd.	56,946	82,690
	Persistent Systems Ltd.	17,931	1,005,759
	Petronet LNG Ltd.	375,522	994,159
	Pfizer Ltd.	1,014	58,037
	Phoenix Mills Ltd.	9,693	134,140
	PI Industries Ltd.	12,626	465,814
	Pidilite Industries Ltd.	18,949	599,297
*Ω	PNB Housing Finance Ltd.	15,035	73,315
	PNC Infratech Ltd.	26,853	89,364
	Poly Medicure Ltd.	5,522	62,349
	Polyplex Corp. Ltd.	7,732	274,266
	Power Finance Corp. Ltd.	327,250	500,656
	Power Grid Corp. of India Ltd.	302,376	903,719
*	Power Mech Projects Ltd.	944	11,349
	Praj Industries Ltd.	43,779	231,697
Ω	Prataap Snacks Ltd.	989	8,953
	Prestige Estates Projects Ltd.	38,695	238,106

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Pricol Ltd.	12,224	$21,904
*	Prime Focus Ltd.	12,141	12,365
	Prince Pipes & Fittings Ltd.	4,512	38,788
	Privi Speciality Chemicals Ltd.	1,728	44,012
	Procter & Gamble Health Ltd.	1,681	98,229
	Procter & Gamble Hygiene & Health Care Ltd.	3,000	550,360
	PSP Projects Ltd.	1,462	10,229
*	PTC India Financial Services Ltd.	73,647	16,087
	PTC India Ltd.	119,739	143,749
*	Puravankara Ltd.	12,526	17,058
*	PVR Ltd.	8,819	207,260
Ω	Quess Corp. Ltd.	18,958	176,441
Ω	Quick Heal Technologies Ltd.	4,305	10,544
	Radico Khaitan Ltd.	19,369	226,404
	Rain Industries Ltd.	41,989	92,683
	Rajesh Exports Ltd.	18,123	148,477
	Rallis India Ltd.	17,572	53,672
	Ramco Industries Ltd.	3,297	9,414
	Ramkrishna Forgings Ltd.	7,945	19,424
*	Ramky Infrastructure Ltd.	4,440	12,085
*	Rane Holdings Ltd.	1,032	8,324
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	68,306
	Ratnamani Metals & Tubes Ltd.	3,489	107,083
*	Raymond Ltd.	14,318	154,906
*Ω	RBL Bank Ltd.	51,085	79,290
	REC Ltd.	273,248	451,252
	Redington India Ltd.	166,153	329,889
	Relaxo Footwears Ltd.	10,138	142,780
	Rhi Magnesita India Ltd.	5,882	45,914
	RITES Ltd.	5,670	19,717
	Route Mobile Ltd.	1,815	38,390
*	RPSG Ventures Ltd.	2,907	22,312
*	RSWM Ltd.	2,292	15,150
	Rupa & Co. Ltd.	3,742	25,683
*	Sadbhav Engineering Ltd.	9,197	3,993
*	Safari Industries India Ltd.	481	5,915
	Sagar Cements Ltd.	3,645	11,033
	Sandhar Technologies Ltd.	1,775	5,884
	Sangam India Ltd.	3,847	19,220
*	Sanghvi Movers Ltd.	4,873	11,536
	Sanofi India Ltd.	2,557	232,455
	Saregama India Ltd.	9,610	53,337
	Sasken Technologies Ltd.	786	8,429
	Savita Oil Technologies Ltd.	1,776	26,297
	SBI Cards & Payment Services Ltd.	15,100	162,309
Ω	SBI Life Insurance Co. Ltd.	41,288	592,496
	Schaeffler India Ltd.	5,795	173,053
*	Schneider Electric Infrastructure Ltd.	8,940	15,901
*	SEAMEC Ltd.	1,224	17,120
*	SEPC Ltd.	207,758	23,833
	Seshasayee Paper & Boards Ltd.	4,841	12,947
Ω	SH Kelkar & Co. Ltd.	22,091	44,456
	Shakti Pumps India Ltd.	1,105	7,562
*	Shankara Building Products Ltd.	2,509	24,797
	Sharda Cropchem Ltd.	8,549	69,437
*	Sheela Foam Ltd.	2,772	126,686
	Shilpa Medicare Ltd.	7,105	42,652
*	Shoppers Stop Ltd.	8,764	56,777
*	Shree Renuka Sugars Ltd.	99,872	69,410

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shriram City Union Finance Ltd.	5,378	$119,441
	Shriram Transport Finance Co. Ltd.	47,275	733,304
	Siemens Ltd.	9,549	282,461
*	Sintex Plastics Technology Ltd.	26,507	2,414
*	SIS Ltd.	10,098	66,562
	Siyaram Silk Mills Ltd.	2,428	20,599
	SKF India Ltd.	6,116	267,937
*	Snowman Logistics Ltd.	32,403	15,474
	Sobha Ltd.	8,551	71,224
	Solar Industries India Ltd.	6,085	217,050
	Somany Ceramics Ltd.	3,988	33,071
	Somany Home Innovation Ltd.	1,816	8,102
	Sonata Software Ltd.	26,973	261,561
*	Spandana Sphoorty Financial Ltd.	2,531	15,127
	SRF Ltd.	45,875	1,496,305
*	Star Cement Ltd.	30,883	36,930
*	Sterling & Wilson Renewable.	9,627	47,267
	Sterlite Technologies Ltd.	43,355	109,183
	Strides Pharma Science Ltd.	13,748	58,494
	Stylam Industries Ltd.	810	10,912
	Subex Ltd.	108,975	49,997
	Sudarshan Chemical Industries.	8,791	60,026
	Sun Pharmaceutical Industries Ltd.	96,775	1,171,515
	Sun TV Network Ltd.	36,120	226,874
	Sundaram Finance Ltd.	11,034	288,810
	Sundaram-Clayton Ltd.	1,163	57,597
	Sundram Fasteners Ltd.	25,041	261,646
	Sunteck Realty Ltd.	9,265	57,781
	Suprajit Engineering Ltd.	8,394	38,379
	Supreme Industries Ltd.	21,538	546,684
	Supreme Petrochem Ltd.	10,208	123,029
	Sutlej Textiles & Industries Ltd.	12,283	12,367
	Suven Pharmaceuticals Ltd.	24,872	193,692
*	Suzlon Energy Ltd.	963,394	126,324
	Swaraj Engines Ltd.	2,435	48,049
	Symphony Ltd.	2,186	32,079
*Ω	Syngene International Ltd.	51,057	414,899
	Tamil Nadu Newsprint & Papers Ltd.	11,188	30,168
	Tamilnadu Petroproducts Ltd.	13,419	20,943
	Tanla Platforms Ltd.	16,225	297,913
	Tasty Bite Eatables Ltd.	41	6,246
	Tata Coffee Ltd.	10,452	29,877
	Tata Communications Ltd.	21,171	301,213
	Tata Consultancy Services Ltd.	116,426	5,367,847
	Tata Consumer Products Ltd.	131,006	1,404,747
	Tata Elxsi Ltd.	10,858	1,086,664
	Tata Metaliks Ltd.	1,238	12,705
#*	Tata Motors Ltd., Sponsored ADR.	11,672	329,267
*	Tata Motors Ltd.	478,971	2,706,444
*	Tata Teleservices Maharashtra Ltd.	57,586	107,253
	TCI Express Ltd.	1,949	47,124
*Ω	TCNS Clothing Co. Ltd.	3,918	42,874
	TD Power Systems Ltd.	2,456	11,032
	Tech Mahindra Ltd.	127,337	2,072,498
	Techno Electric & Engineering Co. Ltd.	18,592	70,456
*Ω	Tejas Networks Ltd.	13,442	82,047
	Texmaco Rail & Engineering Ltd.	87,366	57,587
	Thermax Ltd.	5,047	138,812
	Thirumalai Chemicals Ltd.	23,745	86,978

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Thomas Cook India Ltd.	16,689	$16,506
Ω	Thyrocare Technologies Ltd.	4,090	43,213
	Tide Water Oil Co. India Ltd.	1,780	26,559
	Time Technoplast Ltd.	45,472	56,862
	Timken India Ltd.	4,860	126,937
	Tinplate Co. of India Ltd.	9,928	52,680
*	Titagarh Wagons Ltd.	21,133	28,832
	Titan Co. Ltd.	51,319	1,642,943
	Torrent Pharmaceuticals Ltd.	16,580	609,216
	Tourism Finance Corp. of India Ltd.	20,829	16,729
	Transport Corp. of India Ltd.	6,986	63,701
	Trent Ltd.	13,604	216,007
	Trident Ltd.	222,937	151,104
	Triveni Engineering & Industries Ltd.	10,696	44,538
	Triveni Turbine Ltd.	15,426	38,737
	TTK Prestige Ltd.	11,130	122,134
*	TV18 Broadcast Ltd.	178,685	125,060
	TVS Motor Co. Ltd.	60,584	516,541
	TVS Srichakra Ltd.	787	17,414
	Uflex Ltd.	10,234	88,331
*	Unitech Ltd.	209,369	5,982
	United Breweries Ltd.	10,448	216,792
*	United Spirits Ltd.	58,707	658,303
	UPL Ltd.	223,398	2,400,012
	UTI Asset Management Co. Ltd.	939	9,775
*	VA Tech Wabag Ltd.	9,891	37,423
	Vaibhav Global Ltd.	8,415	51,460
	Vakrangee Ltd.	159,662	72,229
*Ω	Valiant Organics Ltd.	1,147	13,336
	Vardhman Textiles Ltd.	30,085	171,916
*Ω	Varroc Engineering Ltd.	2,039	11,835
	Varun Beverages Ltd.	54,972	776,707
	Vesuvius India Ltd.	2,177	28,797
	V-Guard Industries Ltd.	43,037	118,336
	Vimta Labs Ltd.	1,772	8,081
	Vinati Organics Ltd.	5,715	155,039
	Vindhya Telelinks Ltd.	1,488	20,793
	VIP Industries Ltd.	7,986	69,040
	Visaka Industries Ltd.	1,086	8,110
*	V-Mart Retail Ltd.	2,076	87,642
*	Vodafone Idea Ltd.	1,100,831	135,749
	Voltamp Transformers Ltd.	1,435	35,367
	Voltas Ltd.	55,700	911,646
	VST Tillers Tractors Ltd.	993	36,213
	Welspun Corp. Ltd.	41,336	109,629
	Welspun Enterprises Ltd.	17,519	20,151
	West Coast Paper Mills Ltd.	10,620	47,791
*	Westlife Development Ltd.	3,233	19,876
	Whirlpool of India Ltd.	6,335	134,068
	Wipro Ltd.	165,440	1,085,298
*	Wockhardt Ltd.	12,979	46,278
*	Wonderla Holidays Ltd.	6,246	19,198
*	Yes Bank Ltd.	108,012	19,125
	Zee Entertainment Enterprises Ltd.	224,872	721,398
	Zensar Technologies Ltd.	43,425	181,415
	Zydus Lifesciences Ltd.	73,582	336,843

TOTAL INDIA			142,143,577

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (1.4%)
	Ace Hardware Indonesia Tbk PT	2,462,100	$176,964
*	Adhi Karya Persero Tbk PT	501,300	24,873
*	Adi Sarana Armada Tbk PT	313,800	55,035
*	Agung Semesta Sejahtera Tbk PT	344,900	1,189
*	Alam Sutera Realty Tbk PT	2,532,800	27,731
	Arwana Citramulia Tbk PT	826,200	59,604
	Ashmore Asset Management Indonesia Tbk PT	94,600	10,477
	Astra Otoparts Tbk PT	111,600	8,840
	Bank BTPN Syariah Tbk PT	540,300	128,293
	Bank Central Asia Tbk PT	2,489,700	1,396,402
	Bank Mandiri Persero Tbk PT	1,228,800	754,526
	Bank Negara Indonesia Persero Tbk PT	791,200	499,762
*	Bank Pan Indonesia Tbk PT	745,500	51,863
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	633,930	64,340
	Bank Pembangunan Daerah Jawa Timur Tbk PT	647,800	35,556
	Bank Rakyat Indonesia Persero Tbk PT	3,117,432	1,038,688
*	Bank Syariah Indonesia Tbk PT	1,574,600	171,174
	Bank Tabungan Negara Persero Tbk PT	939,700	119,250
	Barito Pacific Tbk PT	5,821,900	340,185
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	16,970
	BFI Finance Indonesia Tbk PT	2,241,800	197,813
*	Bintang Oto Global Tbk PT	233,500	21,829
	BISI International Tbk PT	170,900	16,925
	Blue Bird Tbk PT	152,000	14,241
*	Capital Financial Indonesia Tbk PT	1,141,300	45,602
	Ciputra Development Tbk PT	2,351,400	172,277
*	Elang Mahkota Teknologi Tbk PT	2,524,200	519,747
	Erajaya Swasembada Tbk PT	3,413,900	123,356
*	FKS Food Sejahtera Tbk PT	722,500	8,643
	Gajah Tunggal Tbk PT	272,300	12,204
	Garudafood Putra Putri Jaya Tbk PT	2,231,400	84,553
*††	Hanson International Tbk PT	8,134,100	0
	Hexindo Adiperkasa Tbk PT	63,500	26,645
	Impack Pratama Industri Tbk PT	163,600	42,699
*	Indofarma Persero Tbk PT	49,800	4,367
	Indomobil Sukses Internasional Tbk PT	321,000	16,458
	Indosat Tbk PT	174,100	84,116
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,017,323	130,701
*††	Inti Agri Resources Tbk PT	550,900	356
*	Intiland Development Tbk PT	880,700	8,880
	Jaccs Mitra Pinasthika Mustika Tbk PT	395,200	37,076
*	Jasa Marga Persero Tbk PT	770,800	213,836
	Jaya Real Property Tbk PT	709,100	24,074
	Kalbe Farma Tbk PT	5,855,100	662,550
*	KMI Wire & Cable Tbk PT	229,100	4,450
*	Kresna Graha Investama Tbk PT	1,622,300	5,568
	Link Net Tbk PT	207,000	65,607
*	Lippo Karawaci Tbk PT	7,539,000	64,380
*	M Cash Integrasi PT	54,100	49,111
*	Map Aktif Adiperkasa PT	74,500	15,788
	Matahari Department Store Tbk PT	27,500	11,005
*	Matahari Putra Prima Tbk PT	1,111,900	24,430
	Mayora Indah Tbk PT	1,071,500	129,133
	Media Nusantara Citra Tbk PT	2,670,100	184,945
	Medikaloka Hermina Tbk PT	936,100	90,662
*	Merdeka Copper Gold Tbk PT	1,604,932	584,882
*	Metro Healthcare Indonesia Tbk PT	1,200,800	43,029
	Metrodata Electronics Tbk PT	1,459,000	71,866
*	Mitra Adiperkasa Tbk PT	2,405,600	149,726

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Mitra Keluarga Karyasehat Tbk PT	751,300	$131,343
	MNC Studios International Tbk PT	173,600	67,889
*	MNC Vision Networks Tbk PT	2,815,300	19,713
*	Multipolar Tbk PT	534,000	7,281
*	NFC Indonesia Tbk PT	18,800	6,801
	Nippon Indosari Corpindo Tbk PT	140,600	12,470
	Pabrik Kertas Tjiwi Kimia Tbk PT	345,000	157,264
*	Pacific Strategic Financial Tbk PT	424,900	32,090
*	Pakuwon Jati Tbk PT	2,555,000	98,555
*	Panin Financial Tbk PT	2,781,700	45,210
*	Paninvest Tbk PT	332,500	16,502
*	Pollux Properti Indonesia Tbk PT	140,100	4,404
*††	Pool Advista Indonesia Tbk PT	64,100	41
*	PP Persero Tbk PT	893,600	57,353
	Puradelta Lestari Tbk PT	4,085,000	49,011
*††	Rimo International Lestari Tbk PT	3,949,000	2,554
	Sarana Menara Nusantara Tbk PT	4,637,000	322,853
	Sariguna Primatirta Tbk PT	464,300	14,222
*	Semen Baturaja Persero Tbk PT	281,600	9,907
	Siloam International Hospitals Tbk PT	556,000	39,871
*	Smartfren Telecom Tbk PT	10,367,800	59,298
*††	Sri Rejeki Isman Tbk PT	1,498,800	2,830
	Sumber Alfaria Trijaya Tbk PT	5,763,200	679,878
*	Summarecon Agung Tbk PT	2,097,845	102,730
*	Surya Citra Media Tbk PT	9,751,000	171,007
*	Surya Esa Perkasa Tbk PT	1,867,400	159,355
*	Surya Semesta Internusa Tbk PT	1,772,300	46,082
	Telkom Indonesia Persero Tbk PT	826,500	263,125
#	Telkom Indonesia Persero Tbk PT, ADR	11,298	359,502
	Tempo Scan Pacific Tbk PT	140,500	14,240
	Tower Bersama Infrastructure Tbk PT	3,883,700	806,360
*††	Trada Alam Minera Tbk PT	1,606,700	1,039
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,229,800	131,847
*	Waskita Beton Precast Tbk PT	2,650,700	17,370
*	Waskita Karya Persero Tbk PT	2,790,541	102,008
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	8,494
	Wijaya Karya Beton Tbk PT	1,541,400	22,522
*	Wijaya Karya Persero Tbk PT	761,600	49,764

TOTAL INDONESIA.			13,038,037

MALAYSIA — (1.2%)
	Aeon Co. M Bhd	138,700	51,863
	AEON Credit Service M Bhd	27,800	101,455
	AFFIN Bank Bhd	47,767	22,938
	Ajinomoto Malaysia Bhd	4,200	13,800
	Alliance Bank Malaysia Bhd	207,200	179,317
	Allianz Malaysia Bhd	10,400	30,400
*	AMMB Holdings Bhd	218,900	184,859
*	Ancom Nylex Bhd	45,700	35,660
	Astro Malaysia Holdings Bhd	227,500	52,217
*	Berjaya Corp. Bhd	448,760	26,091
	Berjaya Food Bhd	21,500	19,166
*	Berjaya Land Bhd	294,800	14,157
	Berjaya Sports Toto Bhd	149,379	66,042
#*	Bermaz Auto Bhd	282,500	114,658
	Beshom Holdings Bhd	19,834	7,284
	BIMB Holdings Bhd	134,000	89,129
#*	Boustead Holdings Bhd	165,900	29,492
#	Cahya Mata Sarawak Bhd	104,300	25,485

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	$160,354
	CB Industrial Product Holding Bhd	35,400	13,180
	CIMB Group Holdings Bhd	281,086	335,044
*	Coastal Contracts Bhd	57,700	24,076
	Comfort Glove Bhd	76,600	12,747
#	D&O Green Technologies Bhd	157,400	138,743
	Dayang Enterprise Holdings Bhd.	169,420	33,616
	Dialog Group Bhd	478,500	273,629
#	DRB-Hicom Bhd	241,900	76,909
	Dufu Technology Corp. Bhd	55,900	31,764
#	Duopharma Biotech Bhd	103,890	38,160
	Dutch Lady Milk Industries Bhd	2,500	19,531
#*	Ekovest BHD	334,600	35,608
#	Formosa Prosonic Industries Bhd	55,100	40,733
#	Fraser & Neave Holdings Bhd	35,500	187,096
	Frontken Corp. Bhd	184,200	114,808
	Gadang Holdings Bhd	60,900	5,774
	Gamuda Bhd	491,398	418,019
#	Gas Malaysia Bhd	52,900	33,369
	Genting Malaysia Bhd	122,700	85,291
	George Kent Malaysia Bhd	106,500	14,687
*	GHL Systems Bhd	46,200	15,612
#	Globetronics Technology Bhd	139,600	43,321
#*	Greatech Technology Bhd	62,200	56,021
#	Guan Chong Bhd	101,900	61,637
	HAP Seng Consolidated Bhd	40,400	69,315
	Heineken Malaysia Bhd	35,100	190,645
#	Hengyuan Refining Co. Bhd	31,700	42,138
	HeveaBoard Bhd	59,900	7,884
	Hong Leong Bank Bhd	18,500	88,787
#	Hong Leong Financial Group Bhd	26,600	118,177
	Hong Leong Industries Bhd	20,200	41,847
#*	Hong Seng Consolidated Bhd	266,700	156,072
	Hup Seng Industries Bhd	52,600	10,221
	IHH Healthcare Bhd	84,400	127,303
	IOI Properties Group Bhd	176,500	41,307
#*	JAKS Resources Bhd	487,500	36,721
#	JHM Consolidation Bhd	67,500	18,787
#	Kelington Group Bhd	66,400	19,216
	Kenanga Investment Bank Bhd	103,200	26,458
	Kerjaya Prospek Group Bhd	130,895	35,082
*	KNM Group Bhd	1,071,400	37,941
#	Kobay Technology BHD	15,300	12,340
	Kossan Rubber Industries	351,000	148,249
*	Kronologi Asia Bhd	118,000	13,953
*	KSL Holdings Bhd	72,900	13,399
#	LBS Bina Group Bhd	93,730	10,283
#	Lii Hen Industries Bhd	23,500	16,689
#	Lingkaran Trans Kota Holdings Bhd	35,300	37,562
#Ω	Lotte Chemical Titan Holding Bhd	127,315	63,891
#	LPI Capital Bhd	53,800	170,472
	Luxchem Corp. Bhd	117,200	18,154
#	Magni-Tech Industries Bhd	50,166	22,517
	Magnum Bhd	170,645	70,769
#	Mah Sing Group Bhd	109,900	17,246
	Malayan Banking Bhd	154,829	322,016
*	Malaysia Airports Holdings Bhd	102,500	161,121
#	Malaysia Building Society Bhd	469,531	68,673
	Malaysia Smelting Corp. Bhd	27,800	29,468

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Pacific Industries Bhd	19,300	$137,476
	Malaysian Resources Corp. Bhd	595,329	52,291
	Matrix Concepts Holdings Bhd	100,900	53,286
#	MBM Resources BHD	18,900	14,202
#	Mega First Corp. Bhd	158,700	138,380
	MNRB Holdings Bhd	49,400	12,137
*	Muhibbah Engineering M Bhd	139,200	16,255
*	Mulpha International Bhd	18,000	9,696
	My EG Services Bhd	1,594,454	341,434
	N2N Connect Bhd	53,400	6,778
	Nylex Malaysia Bhd	2,285	185
	OSK Holdings Bhd	267,600	57,051
	PA Resources Bhd	204,500	17,303
#	Padini Holdings Bhd	84,100	66,221
	Panasonic Manufacturing Malaysia Bhd	3,800	24,911
	Pantech Group Holdings Bhd	72,000	12,376
#	Paramount Corp. Bhd	90,300	15,275
	Pentamaster Corp. Bhd	18,850	14,616
	Perak Transit Bhd	39,466	5,816
	PESTECH International Bhd	128,625	16,596
#	Petron Malaysia Refining & Marketing Bhd	24,600	31,014
	Petronas Dagangan Bhd	51,900	258,343
#	Pharmaniaga Bhd	107,200	17,960
#	PIE Industrial Bhd	28,700	18,790
	Power Root Bhd	23,600	8,403
	PPB Group Bhd	56,700	223,805
	Press Metal Aluminium Holdings Bhd	151,600	207,831
	Public Bank Bhd	1,038,700	1,116,443
#*	Ranhill Utilities Bhd	82,424	9,737
	RCE Capital Bhd	26,584	10,948
*	Revenue Group Bhd	69,500	19,287
	RHB Bank Bhd	288,689	413,600
	Sam Engineering & Equipment M Bhd	34,400	32,690
#*	Sapura Energy Bhd	2,096,200	16,536
	Scientex Bhd	202,200	176,728
††	Serba Dinamik Holdings Bhd	555,150	33,474
#	Sime Darby Bhd	376,300	201,137
	Sime Darby Property Bhd	384,900	52,074
	SP Setia Bhd Group	347,664	93,079
	Sunway Bhd	328,700	137,326
#	Sunway Construction Group Bhd	78,400	30,530
#	Supermax Corp. Bhd	277,151	70,655
#	Syarikat Takaful Malaysia Keluarga Bhd	125,790	102,431
#	Taliworks Corp. Bhd	120,500	25,292
	TASCO Bhd	69,700	17,812
	Telekom Malaysia Bhd	160,800	183,586
#	TIME dotCom Bhd	152,000	155,063
#*	Tropicana Corp. Bhd	71,896	16,109
*	Tune Protect Group Bhd	79,400	7,692
#	Uchi Technologies Bhd	66,700	46,419
#	UEM Edgenta Bhd.	53,500	19,496
#*	UEM Sunrise Bhd	253,200	19,627
	UMW Holdings Bhd	67,500	51,441
	UOA Development Bhd	108,900	44,953
	UWC BHD	73,700	53,327
#*	Velesto Energy Bhd	1,333,600	36,316
	ViTrox Corp. Bhd	75,200	129,478
#	VS Industry Bhd	726,500	164,995
#*	WCT Holdings Bhd	326,015	40,575

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Wellcall Holdings Bhd	99,500	$28,894
	Westports Holdings Bhd	115,100	104,021
	Yinson Holdings Bhd	341,600	191,534
*	YNH Property Bhd	46,800	31,018
TOTAL MALAYSIA.			11,261,199
MEXICO — (1.8%)
*	ALEATICA SAB de CV	8,989	8,008
	Alpek SAB de CV	160,494	216,283
*	Alsea SAB de CV	94,600	206,848
	America Movil SAB de CV	917,134	894,370
	America Movil SAB de CV, Sponsored ADR, Class L	59,205	1,150,353
	Arca Continental SAB de CV	56,826	361,092
#Ω	Banco del Bajio SA	168,479	414,458
	Becle SAB de CV	29,263	72,933
	Bolsa Mexicana de Valores SAB de CV	40,107	80,287
	Cia Minera Autlan SAB de CV, Class B	51,786	37,305
	Coca-Cola Femsa SAB de CV, Sponsored ADR.	2,506	136,828
	Coca-Cola Femsa SAB de CV	53,578	292,406
	Consorcio ARA SAB de CV	434,433	85,156
#	Corp. Inmobiliaria Vesta SAB de CV	156,077	288,651
	El Puerto de Liverpool SAB de CV, Class C1	33,698	170,715
	Fomento Economico Mexicano SAB de CV	106,626	797,507
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	85,204
	Genomma Lab Internacional SAB de CV, Class B	420,855	445,057
*	Gentera SAB de CV	14,717	11,481
	Gruma SAB de CV, Class B	46,373	552,299
	Grupo Aeroportuario del Centro Norte SAB de CV	41,753	290,991
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	73,583	1,133,611
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,105	459,353
	Grupo Aeroportuario del Sureste SAB de CV, Class B	7,324	159,713
	Grupo Bimbo SAB de CV, Class A	258,088	794,633
	Grupo Comercial Chedraui SA de CV	202,436	510,095
#	Grupo Elektra SAB de CV	564	33,387
	Grupo Financiero Banorte SAB de CV, Class O	144,765	954,152
*	Grupo Financiero Inbursa SAB de CV, Class O	342,976	582,705
	Grupo Herdez SAB de CV	42,064	62,890
*	Grupo Hotelero Santa Fe SAB de CV	135,595	29,901
	Grupo Industrial Saltillo SAB de CV	56,810	64,030
	Grupo KUO SAB de CV, Class B	4,600	9,803
#	Grupo Rotoplas SAB de CV	65,326	77,822
#	Grupo Televisa SAB, Sponsored ADR	5,685	52,473
	Grupo Televisa SAB	331,387	615,307
#*Ω	Grupo Traxion SAB de CV	41,850	64,929
*	Industrias CH SAB de CV, Class B	11,751	120,928
	Industrias Penoles SAB de CV	32,862	361,576
	Kimberly-Clark de Mexico SAB de CV, Class A	176,083	245,057
	La Comer SAB de CV	123,582	229,765
	Megacable Holdings SAB de CV	130,035	369,590
	Operadora de Sites Mexicanos SA de CV	90,575	111,008
	Orbia Advance Corp. SAB de CV	339,721	816,735
	Organizacion Soriana SAB de CV, Class B	37,341	43,459
#	Promotora y Operadora de Infraestructura SAB de CV	55,192	404,315
	Promotora y Operadora de Infraestructura SAB de CV, Class L	3,652	16,642
#	Qualitas Controladora SAB de CV	23,774	128,152
	Regional SAB de CV	7,562	45,643
#*	Unifin Financiera SAB de CV	105,993	90,377
*	Vista Energy SAB de CV, ADR	8,100	68,526

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Wal-Mart de Mexico SAB de CV	477,600	$1,692,834

TOTAL MEXICO			16,947,643

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	3,417	6,527
	Credicorp Ltd.	4,745	659,033
#	Intercorp Financial Services, Inc.	10,764	294,180

TOTAL PERU			959,740

PHILIPPINES — (0.5%)
	8990 Holdings, Inc.	281,700	74,310
	AllHome Corp.	282,600	42,644
	Alliance Global Group, Inc.	771,700	174,053
*	Atlas Consolidated Mining & Development Corp.	50,200	5,737
	Ayala Corp.	7,340	103,279
	Ayala Land, Inc.	181,300	110,660
*	AyalaLand Logistics Holdings Corp.	407,000	34,773
	Bank of the Philippine Islands.	164,940	299,188
	BDO Unibank, Inc.	106,180	262,378
	Cebu Landmasters, Inc.	258,680	13,818
*Ω	CEMEX Holdings Philippines, Inc.	1,275,697	19,517
	China Banking Corp.	115,500	59,131
	Cosco Capital, Inc.	555,300	52,051
	D&L Industries, Inc.	827,600	112,716
*	DITO CME Holdings Corp.	340,100	31,246
	DoubleDragon Corp.	211,400	33,586
*	EEI Corp.	14,700	1,228
	Emperador, Inc.	538,600	200,573
	Filinvest Development Corp.	39,100	5,274
	Ginebra San Miguel, Inc.	16,380	34,103
	Global Ferronickel Holdings, Inc.	557,000	27,829
	GT Capital Holdings, Inc.	23,790	228,348
*	Integrated Micro-Electronics, Inc.	206,100	27,631
	International Container Terminal Services, Inc.	160,150	657,574
	JG Summit Holdings, Inc.	101,853	108,351
	Jollibee Foods Corp.	46,200	189,788
	LT Group, Inc.	489,000	79,586
*	MacroAsia Corp.	27,600	2,732
	Manila Electric Co.	17,590	118,411
	Manila Water Co., Inc.	131,100	46,108
*	Megawide Construction Corp.	126,100	12,026
	Megaworld Corp.	2,412,900	130,781
	Nickel Asia Corp.	1,166,700	170,930
*	Petron Corp.	1,035,100	63,300
*	Philcomsat Holdings Corp.	9,969	61
	Philex Mining Corp.	221,400	20,979
*	Philippine National Bank	63,540	23,079
*	Philippine Seven Corp.	24,690	30,332
	Philippine Stock Exchange, Inc.	130	525
*	Pilipinas Shell Petroleum Corp.	142,200	46,973
	Premium Leisure Corp.	695,000	6,425
	Puregold Price Club, Inc.	272,200	171,504
	Rizal Commercial Banking Corp.	34,700	13,240
	Robinsons Land Corp.	455,800	165,561
	Robinsons Retail Holdings, Inc.	108,970	111,481
	Security Bank Corp.	42,580	83,761
	SM Investments Corp.	9,360	152,081
	Union Bank of the Philippines	61,940	86,452

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Universal Robina Corp.	112,590	$220,253
	Vista Land & Lifescapes, Inc.	665,000	32,642
	Vistamalls, Inc.	23,100	1,454
	Wilcon Depot, Inc.	267,400	143,206

TOTAL PHILIPPINES			4,843,669

POLAND — (0.6%)
*	11 bit studios SA	239	28,559
	AB SA	2,365	24,624
*	Agora SA	4,633	5,922
*	Alior Bank SA	17,538	143,177
*Ω	Allegro.eu SA	17,689	90,983
	Alumetal SA	3,689	58,235
	Amica SA	1,140	23,629
	Apator SA	4,975	19,582
	ASBISc Enterprises PLC	11,085	30,650
	Asseco Poland SA	17,837	313,437
#	Asseco South Eastern Europe SA	6,922	72,969
	Astarta Holding NV	86	463
	Auto Partner SA	20,881	68,193
*	Bank Ochrony Srodowiska SA	12,487	24,126
	Bank Polska Kasa Opieki SA	14,894	327,300
*	Benefit Systems SA	299	39,876
*	Bioton SA	11,456	10,504
*	Boryszew SA	21,148	19,367
	Budimex SA	3,500	161,079
*	CCC SA	4,566	53,397
#	CD Projekt SA	15,773	426,894
	Celon Pharma SA	1,863	9,273
*	CI Games SA	29,151	9,817
	Ciech SA	3,777	33,673
	Cognor Holding SA	19,491	26,123
	ComArch SA	1,063	41,171
	Cyfrowy Polsat SA	46,735	254,486
	Develia SA	68,631	54,641
*Ω	Dino Polska SA	6,390	413,380
	Dom Development SA	3,879	83,097
#*	Erbud SA	1,787	13,751
	Fabryki Mebli Forte SA	5,421	46,596
*	Famur SA	57,607	36,982
	Ferro SA	2,661	18,175
*	Globe Trade Centre SA	31,584	43,185
	Grupa Kety SA	3,173	459,343
	ING Bank Slaski SA	1,153	51,016
	Inter Cars SA	2,311	213,057
	KGHM Polska Miedz SA	19,979	646,285
	KRUK SA	2,503	144,317
	LiveChat Software SA	3,741	79,889
	LPP SA	113	238,789
*	mBank SA	2,792	186,873
#	Mirbud SA	10,035	7,662
	Mo-BRUK SA	109	9,379
	Neuca SA	631	107,065
#	NEWAG SA	7,382	32,969
	PlayWay SA	305	17,372
*	Polimex-Mostostal SA	23,933	18,986
	Powszechny Zaklad Ubezpieczen SA	52,742	364,645
	Santander Bank Polska SA	2,321	141,342
*	Selvita SA	521	9,063

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Stalexport Autostrady SA	24,162	$17,088
	Tim SA	2,365	19,481
*	VRG SA	39,196	33,295
	Warsaw Stock Exchange	3,626	31,735
	Wawel SA	162	16,486
	Wirtualna Polska Holding SA	2,353	53,133
Ω	X-Trade Brokers Dom Maklerski SA	12,195	56,535

TOTAL POLAND.			5,983,121

QATAR — (0.9%)
	Aamal Co.	612,200	197,585
	Al Khaleej Takaful Group QSC	9,372	9,442
	Al Meera Consumer Goods Co. QSC	35,144	183,547
	Baladna	246,853	99,071
	Barwa Real Estate Co.	204,883	190,407
	Commercial Bank PSQC	227,942	479,172
*	Dlala Brokerage & Investments Holding Co. QSC	55,002	25,581
	Doha Bank QPSC	209,981	150,063
	Doha Insurance Co. QSC	16,409	8,754
*	Gulf International Services QSC	279,769	149,143
	Gulf Warehousing Co.	61,454	71,415
	Industries Qatar QSC	44,419	229,077
*	Investment Holding Group.	64,183	40,499
	Mannai Corp. QSC	95,599	230,023
	Masraf Al Rayan QSC	362,753	537,496
*	Mazaya Real Estate Development QPSC	501,436	122,561
	Medicare Group	25,863	49,004
	Mesaieed Petrochemical Holding Co.	418,124	295,746
	Ooredoo QPSC	131,633	270,935
	Qatar Aluminum Manufacturing Co.	182,143	119,733
*	Qatar First Bank	67,753	29,182
	Qatar Fuel QSC	128,521	647,332
	Qatar Gas Transport Co. Ltd.	202,746	190,240
	Qatar Industrial Manufacturing Co. QSC	50,886	43,024
	Qatar Insurance Co. SAQ	525,496	353,787
	Qatar International Islamic Bank QSC	132,365	418,837
	Qatar Islamic Bank SAQ	108,398	728,595
	Qatar Islamic Insurance Group	24,939	58,713
	Qatar National Bank QPSC	391,359	2,496,085
	Qatar Navigation QSC	84,782	197,827
	United Development Co. QSC	476,108	189,352
	Vodafone Qatar QSC	363,778	164,822
	Zad Holding Co.	4,129	20,716

TOTAL QATAR			8,997,766

RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,193	0
*††	Globaltrans Investment PLC, GDR	19,351	0
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	Mobile TeleSystems PJSC, ADR	31,844	0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC	7,767	0
*††	Polyus PJSC,GDR	4,999	0
*††	QIWI PLC, Sponsored ADR	9,565	0
*††	Sberbank of Russia PJSC,Sponsored ADR	114,063	0
*††	VK Co. Ltd., GDR	6,533	0
*††	VTB Bank PJSC, GDR	102,771	0
*††	X5 Retail Group NV, GDR	10,620	0

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (3.6%)
	Abdullah Al Othaim Markets Co.	11,992	$356,145
	Advanced Petrochemical Co.	43,746	778,249
*	Al Alamiya for Cooperative Insurance Co.	1,530	8,805
*	Al Babtain Power & Telecommunication Co.	4,478	34,499
*	Al Etihad Cooperative Insurance Co.	2,567	13,910
	Al Hammadi Co. for Development & Investment	12,467	161,401
*	Al Hassan Ghazi Ibrahim Shaker Co.	2,898	14,633
	Al Moammar Information Systems Co.	3,168	111,041
	Al Rajhi Bank	106,850	5,005,509
*	Al Rajhi Co. for Co-operative Insurance.	5,314	111,850
	Al Yamamah Steel Industries Co.	2,058	21,623
*	AlAbdullatif Industrial Investment Co.	3,860	23,005
	Alandalus Property Co.	9,665	46,046
	Alaseel Co.	2,217	25,657
	Aldrees Petroleum & Transport Services Co.	16,118	336,703
	Alinma Bank	122,492	1,343,657
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,989	28,068
	Alujain Holding	12,285	248,461
	Arab National Bank	56,209	525,772
	Arabian Centres Co. Ltd.	11,519	67,587
*	Arabian Shield Cooperative Insurance Co.	3,144	16,282
	Arriyadh Development Co.	6,658	53,855
*	Aseer Trading Tourism & Manufacturing Co.	8,236	40,256
	Astra Industrial Group	14,037	184,071
*	AXA Cooperative Insurance Co.	3,559	32,727
*	Bank AlBilad	125,953	1,726,014
	Bank Al-Jazira	99,089	828,235
	Banque Saudi Fransi	80,807	1,161,050
*	Basic Chemical Industries Ltd.	1,702	19,618
	Bawan Co.	7,386	70,822
	Bupa Arabia for Cooperative Insurance Co.	22,883	1,010,119
	Co. for Cooperative Insurance	16,424	298,937
	Dallah Healthcare Co.	4,466	141,804
*	Dar Al Arkan Real Estate Development Co.	155,868	446,189
	Dr Sulaiman Al Habib Medical Services Group Co.	7,788	413,365
	Electrical Industries Co.	2,748	20,098
*	Emaar Economic City	71,273	206,676
	Etihad Etisalat Co.	77,219	886,705
*	Fawaz Abdulaziz Al Hokair & Co.	2,394	8,583
	Fitaihi Holding Group.	618	6,289
*	Gulf General Cooperative Insurance Co.	7,995	21,634
	Halwani Brothers Co.	2,941	65,095
	Herfy Food Services Co.	3,218	47,778
	Jarir Marketing Co.	14,321	731,311
	Leejam Sports Co. JSC	2,021	59,331
	Maharah Human Resources Co.	7,074	153,244
*	Mediterranean & Gulf Insurance & Reinsurance Co.	4,874	19,564
*	Methanol Chemicals Co.	4,285	54,940
*	Middle East Healthcare Co.	4,887	46,540
*	Middle East Paper Co.	8,991	149,542
	Mouwasat Medical Services Co.	11,451	731,540
*	Nama Chemicals Co.	3,503	38,367
*	National Agriculture Development Co.	7,792	66,068
	National Co. for Glass Industries	8,174	85,103
	National Co. for Learning & Education	839	12,019
	National Gas & Industrialization Co.	4,353	56,258
	National Medical Care Co.	3,863	80,478
*	Rabigh Refining & Petrochemical Co.	73,021	555,565
	Riyad Bank.	183,986	1,993,872

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	SABIC Agri-Nutrients Co.	27,701	$1,193,320
*	Saudi Arabian Cooperative Insurance Co.	1,992	11,525
	Saudi Automotive Services Co.	6,110	61,190
	Saudi Basic Industries Corp.	572	19,815
	Saudi British Bank	68,246	810,230
	Saudi Ceramic Co.	10,634	144,858
	Saudi Chemical Co. Holding	10,454	95,661
*	Saudi Co. For Hardware CJSC	6,478	71,247
*	Saudi Ground Services Co.	19,861	180,995
	Saudi Industrial Investment Group	75,966	658,514
	Saudi Industrial Services Co.	7,491	55,609
*	Saudi Kayan Petrochemical Co.	225,668	1,111,585
*	Saudi Marketing Co.	7,310	51,841
	Saudi National Bank	157,120	3,293,206
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,341	60,406
*	Saudi Printing & Packaging Co.	6,278	33,049
*	Saudi Public Transport Co.	7,835	44,503
*	Saudi Re for Cooperative Reinsurance Co.	7,471	30,406
*	Saudi Real Estate Co.	7,183	42,186
*	Saudi Research & Media Group	13,426	937,636
	Saudi Telecom Co.	57,496	1,768,033
	Saudia Dairy & Foodstuff Co.	5,152	240,932
	Savola Group	69,807	659,930
*	Seera Group Holding	58,482	339,660
*	Takween Advanced Industries Co.	5,436	21,703
	United Electronics Co.	7,134	245,200
	United International Transportation Co.	9,496	124,163
	Yanbu National Petrochemical Co.	39,428	637,276

TOTAL SAUDI ARABIA			34,747,244

SOUTH AFRICA — (2.6%)
	Adcock Ingram Holdings Ltd.	6,946	23,536
	Advtech Ltd.	70,722	79,760
	AECI Ltd.	31,856	205,538
	Afrimat Ltd.	11,673	48,047
	Alexander Forbes Group Holdings Ltd.	175,103	51,837
	Altron Ltd., Class A	70,082	38,265
	Alviva Holdings Ltd.	18,425	23,351
	Anglo American Platinum Ltd.	5,974	660,383
	AngloGold Ashanti Ltd.	29,689	607,973
	AngloGold Ashanti Ltd., Sponsored ADR	57,102	1,166,023
	Aspen Pharmacare Holdings Ltd.	49,844	533,326
#*	Aveng Ltd.	38,394	35,550
	Barloworld Ltd.	51,383	371,004
	Bid Corp. Ltd.	48,168	1,011,528
	Bidvest Group Ltd.	73,912	1,013,230
*	Blue Label Telecoms Ltd.	146,716	52,102
*	Brait PLC.	242,729	65,180
	Cashbuild Ltd.	5,352	95,785
	Clicks Group Ltd.	56,534	1,112,565
	Coronation Fund Managers Ltd.	45,762	120,532
	DataTec Ltd.	80,486	199,735
Ω	Dis-Chem Pharmacies Ltd.	126,811	309,233
*	Discovery Ltd.	47,071	451,958
*	Distell Group Holdings Ltd.	12,701	139,156
*	Famous Brands Ltd.	9,394	37,947
	Foschini Group Ltd.	29,590	259,246
	Gold Fields Ltd., Sponsored ADR	171,028	2,296,906
	Grindrod Ltd.	26,180	11,327

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Grindrod Shipping Holdings Ltd.	2,134	$54,083
	Hudaco Industries Ltd.	9,126	85,383
	Impala Platinum Holdings Ltd.	100,086	1,294,654
	Investec Ltd.	42,409	257,152
	Invicta Holdings Ltd.	5,349	10,697
	Italtile Ltd.	106,697	115,501
	KAP Industrial Holdings Ltd.	370,763	119,853
	Kumba Iron Ore Ltd.	11,613	385,534
	Lewis Group Ltd.	9,835	29,918
	Libstar Holdings Ltd.	50,632	17,995
	Life Healthcare Group Holdings Ltd.	143,094	194,260
	Long4Life Ltd.	101,070	38,754
*	Massmart Holdings Ltd.	28,257	74,611
	MiX Telematics Ltd., Sponsored ADR	3,696	40,841
	Momentum Metropolitan Holdings	14,454	15,358
	Motus Holdings Ltd.	45,438	328,635
	Mpact Ltd.	55,728	114,225
	Mr Price Group Ltd.	30,464	412,913
#	MTN Group Ltd.	35,621	377,796
	MultiChoice Group	91,912	749,789
*	Murray & Roberts Holdings Ltd.	92,435	64,806
*	Nampak Ltd.	160,499	29,888
	Naspers Ltd., Class N	8,214	828,431
	NEPI Rockcastle PLC	49,553	303,191
	Ninety One Ltd.	32,530	104,585
*	Northam Platinum Holdings Ltd.	25,718	306,541
	Old Mutual Ltd.	686,121	550,439
	Omnia Holdings Ltd.	59,134	311,947
Ω	Pepkor Holdings Ltd.	259,435	349,836
	Pick n Pay Stores Ltd.	54,481	198,490
*	PSG Group Ltd.	20,530	124,093
	PSG Konsult Ltd.	151,180	129,807
	Raubex Group Ltd.	27,796	74,017
	Reunert Ltd.	47,356	132,090
	RFG Holdings Ltd.	21,034	15,925
	Royal Bafokeng Platinum Ltd.	34,653	346,193
	Sanlam Ltd.	275,195	1,140,006
*	Sappi Ltd.	66,553	243,662
	Sibanye Stillwater Ltd.	220,496	762,839
#	Sibanye Stillwater Ltd., ADR	84,774	1,164,795
	SPAR Group Ltd.	59,647	625,665
	Spur Corp. Ltd.	6,660	9,884
*	Stadio Holdings Ltd.	56,665	14,818
	Standard Bank Group Ltd.	77,766	824,126
	Truworths International Ltd.	42,690	152,304
	Vodacom Group Ltd.	28,229	271,133
	Wilson Bayly Holmes-Ovcon Ltd.	15,695	74,090
	Woolworths Holdings Ltd.	121,888	456,293

TOTAL SOUTH AFRICA			25,348,869

SOUTH KOREA — (15.0%)
*	3S Korea Co. Ltd.	7,967	20,477
	ABco Electronics Co. Ltd.	2,081	19,643
*	Able C&C Co. Ltd.	1,620	9,772
	ABOV Semiconductor Co. Ltd.	1,884	20,433
*	Actoz Soft Co. Ltd.	1,755	16,157
	Actro Co. Ltd.	1,337	8,413
	ADTechnology Co. Ltd.	1,279	18,041
	Advanced Nano Products Co. Ltd.	823	45,387

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Process Systems Corp.	5,818	$110,295
	Aekyung Chemical Co. Ltd.	9,294	76,464
	Aekyung Industrial Co. Ltd.	2,237	34,903
*	AeroSpace Technology of Korea, Inc.	6,981	36,352
	AfreecaTV Co. Ltd.	2,873	246,264
*	Agabang&Company	12,217	43,634
	Ahn-Gook Pharmaceutical Co. Ltd.	1,820	15,943
	Ahnlab, Inc.	1,018	83,431
	AJ Networks Co. Ltd.	2,003	10,550
*	Ajin Industrial Co. Ltd.	8,452	20,353
	AK Holdings, Inc.	798	13,498
*	Alpha Holdings, Inc.	4,025	9,170
*	Alteogen, Inc.	3,261	147,064
*	ALUKO Co. Ltd.	10,456	29,988
*	Amicogen, Inc.	1,290	32,290
*	Aminologics Co. Ltd.	7,906	14,999
#	Amorepacific Corp.	7,776	1,106,570
	Amorepacific Group	8,419	331,214
*	Amotech Co. Ltd.	1,395	31,984
*	Anam Electronics Co. Ltd.	13,023	24,211
*	Ananti, Inc.	9,179	63,303
*	Anterogen Co. Ltd.	418	7,965
*	Apact Co. Ltd.	1,984	10,063
*	Aprogen Healthcare & Games, Inc.	14,804	7,350
*	Aprogen Medicines, Inc.	56,154	68,722
*	Aprogen pharmaceuticals, Inc.	70,727	45,251
	APS Holdings Corp.	1,428	14,860
	APTC Co. Ltd.	3,193	51,661
*	Aroot Co. Ltd.	33,216	13,511
*	Asia Business Daily Co. Ltd.	5,396	12,487
	Asia Paper Manufacturing Co. Ltd.	1,337	47,067
	Atec Co. Ltd.	780	8,288
*	A-Tech Solution Co. Ltd.	1,146	11,651
	Atinum Investment Co. Ltd.	5,620	20,341
	AUK Corp.	7,995	16,865
	Aurora World Corp.	2,303	18,922
	Austem Co. Ltd.	6,608	12,344
	Autech Corp.	4,220	31,901
	Avaco Co. Ltd.	2,470	20,997
*	Avatec Co. Ltd.	514	5,893
	Baiksan Co. Ltd.	4,496	43,962
*	Benoholdings, Inc.	2,978	11,188
	BGF Co. Ltd.	7,644	34,343
	BGF retail Co. Ltd.	2,168	310,112
	BH Co. Ltd.	5,352	113,699
*	BHI Co. Ltd.	4,278	19,551
*	Binex Co. Ltd.	3,695	45,031
	Binggrae Co. Ltd.	1,377	60,030
*	Bioneer Corp.	2,954	70,753
*	BioSmart Co. Ltd.	4,491	17,148
	Bluecom Co. Ltd.	3,537	29,518
	BNK Financial Group, Inc.	32,857	203,780
	Boditech Med, Inc.	6,480	73,384
*	Bohae Brewery Co. Ltd.	24,371	18,556
	Bookook Securities Co. Ltd.	462	8,945
	Boryung.	6,319	64,893
*	Bosung Power Technology Co. Ltd.	7,684	41,679
	Bukwang Pharmaceutical Co. Ltd.	4,615	42,934
	BYC Co. Ltd.	80	28,909

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	BYON Co. Ltd.	15,580	$10,060
	Byucksan Corp.	8,835	27,174
*	Cafe24 Corp.	1,154	17,130
*	CammSys Corp.	17,801	25,734
	Camus Engineering & Construction, Inc.	8,563	17,218
	Cape Industries Ltd.	6,153	24,963
	Caregen Co. Ltd.	272	27,889
*	Carelabs Co. Ltd.	2,826	19,668
	Cell Biotech Co. Ltd.	1,375	17,960
	Celltrion Healthcare Co. Ltd.	8,012	403,492
*	Celltrion Pharm, Inc.	2,059	149,649
#	Celltrion, Inc.	13,289	1,838,863
*	Cellumed Co. Ltd.	3,482	15,425
*	Central Motek Co. Ltd.	915	12,816
*	Chabiotech Co. Ltd.	4,235	62,219
	Changhae Ethanol Co. Ltd.	2,011	22,672
*	Charm Engineering Co. Ltd.	14,383	14,424
	Cheil Worldwide, Inc.	33,604	670,897
	Chemtronics Co. Ltd.	3,577	72,891
*	Chemtros Co. Ltd.	2,178	16,445
*	ChinHung International, Inc.	10,878	23,170
	Chinyang Holdings Corp.	7,730	22,855
*	Choa Pharmaceutical Co.	4,509	11,763
*	Choil Aluminum Co. Ltd.	11,512	22,358
	Chong Kun Dang Pharmaceutical Corp.	2,318	181,113
	Chongkundang Holdings Corp.	793	43,543
*	Chorokbaem Healthcare Co. Ltd.	21,177	20,923
*	Chorokbaem Media Co. Ltd.	17,957	35,146
	Chosun Refractories Co. Ltd.	299	19,251
	Chunbo Co. Ltd.	576	125,055
	CJ CheilJedang Corp.	4,036	1,269,204
	CJ Corp.	4,599	314,210
	CJ ENM Co. Ltd.	2,904	291,676
	CJ Freshway Corp.	1,495	48,521
*	CJ Logistics Corp.	2,529	244,889
	CKD Bio Corp.	912	25,586
	Classys, Inc.	2,158	35,132
	Clean & Science Co. Ltd.	1,098	13,292
	CLIO Cosmetics Co. Ltd.	714	11,993
*	Cloud Air Co. Ltd.	12,988	14,072
*	CMG Pharmaceutical Co. Ltd.	8,816	22,485
*	CoAsia Corp.	1,572	10,321
*	CODI-M Co. Ltd.	85,920	12,938
*	Com2uS Holdings Corp.	880	57,959
	Com2uSCorp.	2,186	162,429
*	Comtec Systems Co. Ltd.	24,345	18,973
*	ContentreeJoongAng Corp.	544	19,400
*	Coreana Cosmetics Co. Ltd.	5,220	19,466
	Cosmax BTI, Inc.	1,055	11,783
*	COSMAX NBT, Inc.	2,057	10,541
	Cosmax, Inc.	4,493	302,074
*	Cosmecca Korea Co. Ltd.	1,142	13,914
*	CosmoAM&T Co. Ltd.	2,566	111,859
*	Cosmochemical Co. Ltd.	1,626	21,372
#	Coway Co. Ltd.	24,935	1,396,612
	Coweaver Co. Ltd.	1,455	10,372
	Creas F&C Co. Ltd.	547	17,311
*	Creative & Innovative System	6,231	65,049
	Creverse, Inc.	1,427	34,811

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Crown Confectionery Co. Ltd.	1,016	$9,410
	CROWNHAITAI Holdings Co. Ltd.	1,391	11,377
*	CrystalGenomics, Inc.	5,676	22,820
	CS Wind Corp.	4,051	189,524
*	CTC BIO, Inc.	2,098	16,539
*	Cube Entertainment, Inc.	1,159	15,537
	Cuckoo Holdings Co. Ltd.	3,109	45,947
	Cuckoo Homesys Co. Ltd.	1,747	48,519
*	Curexo, Inc.	2,147	13,396
*	CUROCOM Co. Ltd.	15,906	14,464
	Cymechs, Inc.	1,162	17,152
	D.I Corp.	2,915	19,960
*	DA Technology Co. Ltd.	2,975	10,572
	Dae Han Flour Mills Co. Ltd.	341	48,068
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	8,132
	Dae Hyun Co. Ltd.	9,204	20,384
*	Dae Won Chemical Co. Ltd.	4,549	10,122
	Dae Won Kang Up Co. Ltd.	9,092	24,962
*	Dae Young Packaging Co. Ltd.	9,311	16,854
*	Dae Yu Co. Ltd.	6,027	28,596
*	Daea TI Co. Ltd.	5,700	19,711
	Daebongls Co. Ltd.	2,018	16,617
	Daechang Co. Ltd.	9,952	16,567
	Daedong Corp.	5,235	60,792
	Daeduck Electronics Co. Ltd.	4,741	112,511
	Daegu Department Store.	870	7,292
	Daehan New Pharm Co. Ltd.	2,297	23,526
	Daehan Steel Co. Ltd.	1,697	29,567
*	DAEHO AL Co. Ltd.	4,995	12,416
*	Dae-Il Corp.	5,949	25,582
	Daejoo Electronic Materials Co. Ltd.	861	55,558
	Daejung Chemicals & Metals Co. Ltd.	974	15,940
	Daekyo Co. Ltd.	2,127	6,804
	Daelim B&Co Co. Ltd.	3,143	19,656
*	Daemyung Sonoseason Co. Ltd.	25,454	25,428
	Daesang Corp.	5,918	118,314
	Daesang Holdings Co. Ltd.	2,845	23,745
*	Daesung Eltec Co. Ltd.	18,359	10,688
	Daesung Energy Co. Ltd.	2,804	40,147
	Daesung Holdings Co. Ltd.	508	24,106
*	Daewon Media Co. Ltd.	665	8,768
	Daewon Pharmaceutical Co. Ltd.	4,099	58,275
	Daewon San Up Co. Ltd.	2,161	10,948
*	Daewoo Engineering & Construction Co. Ltd.	94,865	502,892
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,886	59,498
	Daewoong Co. Ltd.	2,917	69,185
	Daewoong Pharmaceutical Co. Ltd.	584	84,023
	Daihan Pharmaceutical Co. Ltd.	1,066	24,593
	Daishin Information & Communication	9,726	11,026
	Daishin Securities Co. Ltd.	8,360	116,404
*	Danal Co. Ltd.	11,350	84,508
*	Danawa Co. Ltd.	3,296	54,430
	Daou Data Corp.	4,343	48,123
	Daou Technology, Inc.	6,145	100,428
*	Dasan Networks, Inc.	9,656	50,826
	Dawonsys Co. Ltd.	3,979	92,261
*	Dayou Automotive Seat Technology Co. Ltd.	29,843	28,186
*	Dayou Plus Co. Ltd.	14,841	14,328
	DB Financial Investment Co. Ltd.	6,205	31,879

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Insurance Co. Ltd.	18,690	$998,167
*	DB, Inc.	36,593	28,404
	DCM Corp.	1,124	23,924
	Dentium Co. Ltd.	2,450	130,552
	Deutsch Motors, Inc.	5,379	47,622
	Device ENG Co. Ltd.	1,540	28,125
	DGB Financial Group, Inc.	25,043	176,524
	DHP Korea Co. Ltd.	3,594	20,638
	DI Dong Il Corp.	3,220	61,172
	Digital Chosun Co. Ltd.	9,792	23,349
	Digital Daesung Co. Ltd.	4,602	31,072
*	Digital Imaging Technology Co. Ltd.	1,887	13,214
*	DIO Corp.	2,824	75,826
	DL Construction Co. Ltd.	2,489	53,214
	DL E&C Co. Ltd.	9,216	433,461
	DL Holdings Co. Ltd.	4,950	241,249
	DMS Co. Ltd.	7,907	39,254
	DNF Co. Ltd.	1,966	34,405
	Dohwa Engineering Co. Ltd.	4,413	30,472
	Dong A Eltek Co. Ltd.	1,716	12,679
	Dong-A Hwasung Co. Ltd.	2,071	18,336
	Dong-A Socio Holdings Co. Ltd.	536	48,106
	Dong-A ST Co. Ltd.	1,550	85,898
	Dong-Ah Geological Engineering Co. Ltd.	2,634	42,127
*	Dongbang Transport Logistics Co. Ltd.	14,438	38,617
	Dongbu Corp.	4,141	43,648
	Dongil Industries Co. Ltd.	241	33,685
	Dongjin Semichem Co. Ltd.	17,363	511,665
	Dongkoo Bio & Pharma Co. Ltd.	2,893	16,966
	DongKook Pharmaceutical Co. Ltd.	6,285	111,520
	Dongkuk Steel Mill Co. Ltd.	18,287	267,410
	Dongkuk Structures & Construction Co. Ltd.	6,207	27,957
	Dongsin Engineering & Construction	900	21,133
	Dongsuh Cos., Inc.	3,683	77,788
	Dongsung Chemical Co. Ltd.	11,196	43,196
	Dongsung Finetec Co. Ltd.	7,835	73,413
*	Dongsung Pharmaceutical Co. Ltd.	1,400	9,287
*	Dongwha Enterprise Co. Ltd.	702	44,875
	Dongwha Pharm Co. Ltd.	3,999	40,167
	Dongwon Development Co. Ltd.	13,299	54,443
	Dongwon F&B Co. Ltd.	335	47,175
	Dongwon Industries Co. Ltd.	374	73,703
	Dongwon Systems Corp.	1,256	58,217
	Dongyang E&P, Inc.	1,464	19,830
	Doosan Bobcat, Inc.	13,426	436,253
	Doosan Co. Ltd.	2,716	190,414
*	Doosan Enerbility.	37,309	593,590
*	Doosan Fuel Cell Co. Ltd.	7,446	202,301
	DoubleUGames Co. Ltd.	3,824	149,436
	Douzone Bizon Co. Ltd.	3,895	124,677
*	Dream Security Co. Ltd.	4,393	14,294
	Dreamtech Co. Ltd.	7,171	59,245
*	Dreamus Co.	4,115	14,542
	Drgem Corp.	1,242	9,798
*	DSK Co. Ltd.	2,111	11,799
	DTR Automotive Corp.	885	54,425
*	Duck Yang Industry Co. Ltd.	3,457	8,918
*	Duk San Neolux Co. Ltd.	1,914	62,832
*	Duksan Hi-Metal Co. Ltd.	1,894	14,147

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Duksan Techopia Co. Ltd.	961	$17,536
	Duksung Co. Ltd.	1,342	8,693
	DY Corp.	4,932	34,071
	DY POWER Corp.	3,390	39,321
	DYPNF Co. Ltd.	838	24,944
*	E Investment&Development Co. Ltd.	191,860	27,038
*	E& Corp. Co. Ltd.	5,126	15,632
*	E&D Co. Ltd.	566	11,885
*	E&M Co. Ltd.	26,100	12,620
	E1 Corp.	1,179	46,936
	Eagon Industrial Ltd.	1,685	17,382
	Easy Bio, Inc.	3,302	17,362
	eBEST Investment & Securities Co. Ltd.	3,331	20,093
	Echo Marketing, Inc.	5,576	87,845
*	EcoBio Holdings Co. Ltd.	2,544	14,912
	Ecoplastic Corp.	9,576	21,734
	Ecopro BM Co. Ltd.	1,919	708,959
	Ecopro Co. Ltd.	12,283	809,684
	Ecopro HN Co. Ltd.	1,453	56,549
	e-Credible Co. Ltd.	854	12,827
*	Ehwa Technologies Information Co. Ltd.	25,302	22,648
	Elentec Co. Ltd.	3,458	61,405
	e-LITECOM Co. Ltd.	1,118	6,189
	E-MART, Inc.	4,599	475,897
*	EMKOREA Co. Ltd.	4,828	13,461
	EM-Tech Co. Ltd.	1,746	52,664
*	Enex Co. Ltd.	13,268	24,268
	ENF Technology Co. Ltd.	4,262	117,455
	Eo Technics Co. Ltd.	1,073	94,025
*	ES Cube Co. Ltd.	1,871	8,024
	Estechpharma Co. Ltd.	1,744	13,318
*	E-TRON Co. Ltd.	141,985	30,623
	Eugene Corp.	15,858	64,684
	Eugene Investment & Securities Co. Ltd.	13,616	35,188
	Eugene Technology Co. Ltd.	3,358	112,952
	Eusu Holdings Co. Ltd.	1,499	7,236
*	EV Advanced Material Co. Ltd.	14,729	20,427
*	Ewon Comfortech Co. Ltd.	2,746	18,199
*	E-World.	8,526	18,263
*	Exem Co. Ltd.	4,667	17,610
	Exicon Co. Ltd.	1,987	19,923
	F&F Co. Ltd.	4,745	523,844
	Fila Holdings Corp.	15,235	389,269
	Fine Semitech Corp.	2,256	39,241
*	Finetek Co. Ltd.	15,480	16,477
*	Flask Co. Ltd.	12,050	17,046
	Foosung Co. Ltd.	4,699	69,539
*	FSN Co. Ltd.	2,376	11,488
	Fursys, Inc.	987	28,589
*	FutureChem Co. Ltd.	1,678	23,155
	Gabia, Inc.	3,274	35,886
	Galaxia Moneytree Co. Ltd.	1,980	13,763
	Gaon Cable Co. Ltd.	748	15,536
*	GC Cell Corp.	281	14,735
*	GemVax & Kael Co. Ltd.	1,198	13,898
	Gemvaxlink Co. Ltd.	20,885	27,098
*	Genexine, Inc.	2,647	83,825
*	Genie Music Corp.	4,854	19,922
*	GenNBio, Inc.	3,041	5,492

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GenoFocus, Inc.	2,716	$13,348
	GENOLUTION, Inc.	1,619	17,447
	Geumhwa PSC Co. Ltd.	1,330	33,861
	Global Standard Technology Co. Ltd.	1,924	46,593
	GMB Korea Corp.	1,496	6,811
	GnCenergy Co. Ltd.	4,292	16,112
*	GNCO Co. Ltd.	29,250	18,308
	Golfzon Co. Ltd.	1,046	133,691
	Golfzon Newdin Holdings Co. Ltd.	4,684	32,407
#	Gradiant Corp.	15,830	56,968
	Green Chemical Co. Ltd.	4,719	36,135
	Green Cross Corp.	966	143,385
	Green Cross Holdings Corp.	5,601	97,373
	GS Engineering & Construction Corp.	19,951	656,980
#	GS Holdings Corp.	14,393	497,186
	GS Retail Co. Ltd.	11,526	260,895
	Gwangju Shinsegae Co. Ltd.	735	21,465
	Haatz, Inc.	2,639	20,277
	Hae In Corp.	3,033	15,441
	HAESUNG DS Co. Ltd.	2,906	159,766
	Haitai Confectionery & Foods Co. Ltd.	2,093	14,534
	Halla Corp.	5,627	24,335
	Halla Holdings Corp.	1,851	61,365
*	Han Chang Corp.	13,995	8,107
	Han Kuk Carbon Co. Ltd.	10,965	112,983
	Hana Financial Group, Inc.	44,366	1,647,163
	Hana Materials, Inc.	1,780	87,486
*	Hana Micron, Inc.	10,893	152,019
	Hana Pharm Co. Ltd.	1,053	16,654
*	Hanall Biopharma Co. Ltd.	2,608	37,616
	HanChang Paper Co. Ltd.	8,720	15,102
*	Hancom WITH, Inc.	2,752	16,575
*	Hancom, Inc.	2,264	36,240
	Handok, Inc.	2,093	36,391
	Handsome Co. Ltd.	3,509	97,851
	Hanjin Transportation Co. Ltd.	2,334	60,719
	Hankook Shell Oil Co. Ltd.	254	51,161
*	Hankook Technology, Inc.	16,727	10,794
	Hanmi Pharm Co. Ltd.	831	205,147
	Hanmi Science Co. Ltd.	1,201	48,432
	Hanmi Semiconductor Co. Ltd.	10,478	124,380
	HanmiGlobal Co. Ltd.	2,145	22,720
	Hanon Systems.	52,987	474,178
	Hansae Co. Ltd.	4,817	98,528
	Hansae Yes24 Holdings Co. Ltd.	3,465	18,764
	Hanshin Construction Co. Ltd.	4,001	55,797
	Hanshin Machinery Co.	8,151	80,245
	Hansol Chemical Co. Ltd.	3,331	640,899
	Hansol Holdings Co. Ltd.	10,383	29,163
	Hansol HomeDeco Co. Ltd.	19,281	27,159
	Hansol Logistics Co. Ltd.	7,255	24,905
	Hansol Paper Co. Ltd.	4,665	53,906
*	Hansol Technics Co. Ltd.	9,847	53,393
	Hanssem Co. Ltd.	1,793	110,853
	Hanwha Aerospace Co. Ltd.	13,294	556,328
*	Hanwha General Insurance Co. Ltd.	19,605	73,232
	Hanwha Investment & Securities Co. Ltd.	36,473	136,810
*	Hanwha Life Insurance Co. Ltd.	89,290	206,908
*	Hanwha Solutions Corp.	33,927	852,719

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Eng Co. Ltd.	4,035	$50,211
	Hanyang Securities Co. Ltd.	2,979	32,312
	HB Technology Co. Ltd.	20,026	37,973
	HD Hyundai Co. Ltd.	17,502	803,702
	HDC Holdings Co. Ltd.	8,774	49,965
	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	212,822
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	7,661
*	Helixmith Co. Ltd.	4,054	67,137
*	HFR, Inc.	539	13,699
	High Tech Pharm Co. Ltd.	903	8,742
	HIMS Co. Ltd.	1,879	13,425
	Hite Jinro Co. Ltd.	10,114	297,589
	Hitejinro Holdings Co. Ltd.	2,275	25,419
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	38,307
*	HJ Shipbuilding & Construction Co. Ltd.	5,345	33,319
*	HLB Life Science Co. Ltd.	6,875	55,779
*	HLB, Inc.	7,583	184,568
	HMM Co. Ltd.	18,666	413,745
*††	HNT Electronics Co. Ltd.	471	135
*	Home Center Holdings Co. Ltd.	29,955	40,885
*	Homecast Co. Ltd.	6,694	16,243
	Hotel Shilla Co. Ltd.	12,322	784,134
*	HSD Engine Co. Ltd.	3,209	26,972
*	Hugel, Inc.	1,277	125,711
*	Humax Co. Ltd.	9,576	34,195
	Humedix Co. Ltd.	1,698	28,300
*	Huneed Technologies	2,154	15,388
	Huons Co. Ltd.	2,115	71,935
	Huons Global Co. Ltd.	1,464	32,707
	Huvis Corp.	4,251	26,076
	Huvitz Co. Ltd.	2,931	24,929
	Hwa Shin Co. Ltd.	5,583	37,105
*	Hwail Pharm Co. Ltd.	11,956	31,138
	Hwangkum Steel & Technology Co. Ltd.	2,449	19,115
	Hwaseung Corp. Co. Ltd.	10,930	15,070
	Hwaseung Enterprise Co. Ltd.	2,019	26,055
	HwaSung Industrial Co. Ltd.	2,547	44,835
*	HYBE Co. Ltd.	723	141,988
	Hy-Lok Corp.	2,158	31,778
	Hyosung Advanced Materials Corp.	510	189,848
*	Hyosung Chemical Corp.	791	139,681
	Hyosung Corp.	2,209	144,688
*	Hyosung Heavy Industries Corp.	1,606	69,961
	Hyosung TNC Corp.	1,298	419,538
	HyosungITX Co. Ltd.	577	7,992
	Hyundai Autoever Corp.	989	103,607
	Hyundai Bioland Co. Ltd.	797	11,329
	Hyundai BNG Steel Co. Ltd.	1,259	17,822
	Hyundai Construction Equipment Co. Ltd.	4,937	144,048
	Hyundai Corp.	2,484	36,496
	Hyundai Corp. Holdings, Inc.	1,866	19,058
	Hyundai Department Store Co. Ltd.	1,955	116,356
*	Hyundai Doosan Infracore Co. Ltd.	56,663	293,104
*	Hyundai Electric & Energy System Co. Ltd.	5,630	96,211
	Hyundai Elevator Co. Ltd.	6,752	189,595
*	Hyundai Energy Solutions Co. Ltd.	998	17,402
	Hyundai Engineering & Construction Co. Ltd.	18,322	637,383
*	HYUNDAI EVERDIGM Corp.	2,354	14,443
	Hyundai Ezwel Co. Ltd.	4,878	41,265

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Futurenet Co. Ltd.	13,368	$35,652
	Hyundai Greenfood Co. Ltd.	11,807	85,168
	Hyundai Home Shopping Network Corp.	1,520	72,468
	Hyundai Livart Furniture Co. Ltd.	3,789	43,928
	Hyundai Marine & Fire Insurance Co. Ltd.	23,114	595,729
*	Hyundai Mipo Dockyard Co. Ltd.	3,904	256,275
	Hyundai Mobis Co. Ltd.	7,754	1,261,476
	Hyundai Motor Co.	11,055	1,603,945
	Hyundai Motor Securities Co. Ltd.	5,127	44,462
	Hyundai Pharmaceutical Co. Ltd.	3,292	13,243
*	Hyundai Rotem Co. Ltd.	21,021	313,329
	Hyundai Steel Co.	633	21,510
#	Hyundai Wia Corp.	4,375	223,364
	HyVision System, Inc.	2,805	44,466
	i3system, Inc.	1,346	21,061
*	iA, Inc.	22,351	17,661
	ICD Co. Ltd.	4,838	42,060
	IDIS Holdings Co. Ltd.	952	9,233
*	IHQ, Inc.	21,803	19,309
	Il Sung Construction Co. Ltd.	4,173	17,635
	Iljin Electric Co. Ltd.	5,905	26,189
	Iljin Holdings Co. Ltd.	6,856	29,943
	Iljin Power Co. Ltd.	2,335	39,062
	Ilshin Spinning Co. Ltd.	381	37,029
	ilShinbiobase Co. Ltd.	4,015	10,965
	Ilsung Pharmaceuticals Co. Ltd.	190	12,833
	Ilyang Pharmaceutical Co. Ltd.	1,351	26,427
*	IM Co. Ltd.	2,675	13,992
	iMarketKorea, Inc.	5,701	48,303
*	INBIOGEN Co. Ltd.	5,815	11,322
	InBody Co. Ltd.	2,578	59,290
*	INCON Co. Ltd.	6,813	6,892
	Incross Co. Ltd.	464	14,153
	Industrial Bank of Korea	34,570	306,736
	INFAC Corp.	1,171	9,191
*	Infinitt Healthcare Co. Ltd.	2,990	16,399
*	Inhwa Precision Co. Ltd.	1,640	21,495
	INITECH Co. Ltd.	3,162	11,282
*	INNO Instrument, Inc.	5,170	7,777
	Innocean Worldwide, Inc.	3,076	118,579
	InnoWireless, Inc.	369	11,280
	Innox Advanced Materials Co. Ltd.	3,176	122,853
*	Innox Corp.	828	15,038
*	Inscobee, Inc.	5,576	12,283
*	Insun ENT Co. Ltd.	3,901	34,192
*	Insung Information Co. Ltd.	8,315	18,020
	Intekplus Co. Ltd.	2,308	47,504
	Intellian Technologies, Inc.	347	21,279
	Intelligent Digital Integrated Security Co. Ltd.	826	16,879
*	Interflex Co. Ltd.	2,044	26,981
	Interojo Co. Ltd.	1,228	31,305
	INTOPS Co. Ltd.	2,857	84,462
*	iNtRON Biotechnology, Inc.	3,888	55,042
	Inzi Controls Co. Ltd.	2,405	20,753
	INZI Display Co. Ltd.	4,504	8,954
*	Iones Co. Ltd.	3,098	23,487
	IS Dongseo Co. Ltd.	3,355	141,194
	ISC Co. Ltd.	1,555	43,373
	i-SENS, Inc.	1,673	38,307

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ISU Abxis Co. Ltd.	2,469	$15,538
	ISU Chemical Co. Ltd.	7,735	94,917
*	IsuPetasys Co. Ltd.	10,649	64,761
*	ITCEN Co. Ltd.	3,543	14,581
	ITM Semiconductor Co. Ltd.	554	15,448
	It’s Hanbul Co. Ltd.	1,009	20,992
*	Jaeyoung Solutec Co. Ltd.	16,568	12,301
*	Jahwa Electronics Co. Ltd.	2,558	69,777
	JASTECH Ltd.	1,874	10,150
*	Jayjun Cosmetic Co. Ltd.	17,319	18,893
	JB Financial Group Co. Ltd.	26,941	190,565
	JC Chemical Co. Ltd.	4,150	47,171
	JC Hyun System, Inc.	3,328	18,405
	Jeil Pharmaceutical Co. Ltd.	637	13,366
*	Jeju Beer Co. Ltd.	9,607	22,534
*	Jeju Semiconductor Corp.	3,960	16,727
	Jinsung T.E.C	3,429	32,404
	JLS Co. Ltd.	1,866	11,292
*	JNK Heaters Co. Ltd.	1,897	9,825
*	JNTC Co. Ltd.	2,483	12,488
*	JoyCity Corp.	2,763	15,050
	JS Corp.	1,238	22,595
	Jusung Engineering Co. Ltd.	2,900	48,161
	JVM Co. Ltd.	1,438	21,171
	JW Holdings Corp.	12,214	42,780
	JW Life Science Corp.	1,759	20,940
	JW Pharmaceutical Corp.	2,150	52,073
*	JW Shinyak Corp.	3,407	12,251
	JYP Entertainment Corp.	4,546	210,898
	Kakao Corp.	10,147	708,804
	Kangnam Jevisco Co. Ltd.	731	14,827
*	Kangwon Land, Inc.	11,657	244,966
	KAON Media Co. Ltd.	3,118	30,188
	KB Financial Group, Inc.	54,490	2,535,097
	KB Financial Group, Inc., ADR	434	19,929
*	KBI Metal Co. Ltd.	8,579	14,517
	KC Co. Ltd.	2,179	38,117
	KC Tech Co. Ltd.	3,067	50,340
#	KCC Corp.	1,119	298,426
	KCC Engineering & Construction Co. Ltd.	1,061	7,954
	KCC Glass Corp.	1,315	64,056
	KCI Ltd.	1,125	8,627
	KCTC.	5,926	29,313
*	KEC Corp.	10,697	26,602
*	KEC Holdings Co. Ltd.	12,044	16,978
	KEPCO Engineering & Construction Co., Inc.	1,140	65,429
#	KEPCO Plant Service & Engineering Co. Ltd.	8,095	242,119
	Keyang Electric Machinery Co. Ltd.	5,137	14,663
*	KEYEAST Co. Ltd.	2,966	25,630
	KG Chemical Corp.	3,274	108,939
#	KG Dongbu Steel.	7,208	138,674
	KG Eco Technology Service Co. Ltd.	1,985	22,737
	Kginicis Co. Ltd.	7,816	106,676
	KGMobilians Co. Ltd.	5,530	37,806
*	KH Electron Co. Ltd.	13,460	6,672
*	KH FEELUX Co. Ltd.	29,424	52,230
	KH Vatec Co. Ltd.	1,220	19,290
	Kia Corp.	26,115	1,712,889
	KINX, Inc.	659	27,736

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KISCO Corp.	1,610	$11,488
	KISCO Holdings Co. Ltd.	1,214	17,588
	KISWIRE Ltd.	2,924	64,369
	KIWOOM Securities Co. Ltd.	5,362	400,163
	KM Corp.	1,953	11,815
*	KMH Hitech Co. Ltd.	13,170	17,214
*	KMW Co. Ltd.	3,414	87,910
	Knotus Co. Ltd.	940	26,972
	Kocom Co. Ltd.	2,745	13,518
	Koh Young Technology, Inc.	7,378	111,737
#	Kolmar BNH Co. Ltd.	6,206	167,629
	Kolmar Korea Co. Ltd.	4,947	182,967
	Kolmar Korea Holdings Co. Ltd.	3,177	56,682
	Kolon Corp.	1,302	28,513
	Kolon Global Corp.	1,683	27,919
	Kolon Industries, Inc.	7,489	364,768
	Kolon Plastic, Inc.	1,824	18,287
	Komelon Corp.	1,270	11,987
	KoMiCo Ltd.	1,679	71,868
*	KONA I Co. Ltd.	2,442	46,036
	Kook Soon Dang Brewery Co. Ltd.	1,712	14,665
	Kopla Co. Ltd.	4,133	22,751
	Korea Alcohol Industrial Co. Ltd.	5,044	48,552
	Korea Asset In Trust Co. Ltd.	20,730	64,179
	Korea Business News Co. Ltd.	1,839	10,133
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	24,039
*	Korea Circuit Co. Ltd.	2,289	51,703
	Korea Electric Terminal Co. Ltd.	1,432	78,927
	Korea Electronic Certification Authority, Inc.	3,177	20,418
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	47,326
	Korea Export Packaging Industrial Co. Ltd.	802	16,747
	Korea Flange Co. Ltd.	5,239	13,114
	Korea Fuel-Tech Corp.	5,879	15,830
	Korea Gas Corp.	6,751	220,677
	Korea Investment Holdings Co. Ltd.	12,936	717,185
	Korea Petrochemical Ind Co. Ltd.	694	82,244
	Korea Petroleum Industries Co.	3,587	54,155
	Korea Pharma Co. Ltd.	530	13,843
	Korea Ratings Corp.	163	10,468
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	61,410
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,911	569,085
	Korea United Pharm, Inc.	1,508	35,065
	Korea Zinc Co. Ltd.	1,290	588,934
	Korean Reinsurance Co.	22,283	170,494
*	Kortek Corp.	3,138	28,446
*	KOSES Co. Ltd.	2,319	19,317
*	KPM Tech Co. Ltd.	16,691	10,368
*	KPS Corp.	1,998	12,775
	KPX Chemical Co. Ltd.	815	35,240
	KSIGN Co. Ltd.	14,785	27,735
*	KT Alpha Co. Ltd.	5,035	25,128
	KT Skylife Co. Ltd.	6,097	44,285
	KT Submarine Co. Ltd.	6,588	31,784
	KTB Investment & Securities Co. Ltd.	12,487	46,136
	KTCS Corp.	13,494	26,036
*	Kuk Young G&M.	7,186	11,343
	Kukbo Design Co. Ltd.	981	15,855
	Kukdo Chemical Co. Ltd.	567	24,545
*	Kukdong Corp.	14,342	25,802

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdong Oil & Chemicals Co. Ltd.	4,500	$16,796
	Kukjeon Pharmaceutical Co. Ltd.	2,390	15,200
*	Kum Yang Co. Ltd.	3,102	11,034
	Kumho Petrochemical Co. Ltd.	5,890	712,190
*	Kumho Tire Co., Inc.	12,103	41,106
	KUMHOE&C Co. Ltd.	8,092	65,974
	Kumkang Kind Co. Ltd.	7,189	57,170
	Kwang Dong Pharmaceutical Co. Ltd.	10,748	61,848
	Kwang Myung Electric Co. Ltd.	16,053	35,285
	Kyeryong Construction Industrial Co. Ltd.	1,770	51,329
	Kyobo Securities Co. Ltd.	2,422	14,963
	Kyochon F&B Co. Ltd.	1,578	19,208
	Kyongbo Pharmaceutical Co. Ltd.	1,775	12,015
	Kyung Dong Navien Co. Ltd.	1,686	68,160
	Kyung Nong Corp.	1,661	18,394
	Kyungbang Co. Ltd.	3,048	38,282
*	Kyungchang Industrial Co. Ltd.	3,490	7,722
	Kyungdong Pharm Co. Ltd.	5,683	46,045
	Kyung-In Synthetic Corp.	12,630	69,949
	L&C Bio Co. Ltd.	1,830	57,386
*	L&F Co. Ltd.	1,648	278,815
	LabGenomics Co. Ltd.	3,144	17,436
	LB Semicon, Inc.	9,863	91,509
	Lee Ku Industrial Co. Ltd.	6,450	23,352
	LEENO Industrial, Inc.	2,671	370,250
	LF Corp.	5,047	78,014
	LG Chem Ltd.	5,523	2,262,027
	LG Corp.	4,754	274,536
#	LG Electronics, Inc.	29,914	2,709,223
	LG HelloVision Co. Ltd.	11,051	55,874
	LG Household & Health Care Ltd.	2,124	1,521,167
	LG Innotek Co. Ltd.	4,149	1,125,782
	Lion Chemtech Co. Ltd.	1,561	10,269
	LMS Co. Ltd.	1,448	10,215
	LOT Vacuum Co. Ltd.	1,310	15,183
	Lotte Chemical Corp.	3,866	596,684
	Lotte Chilsung Beverage Co. Ltd.	845	121,109
	Lotte Confectionery Co. Ltd.	360	35,524
	Lotte Corp.	5,225	140,961
*	Lotte Data Communication Co.	1,008	28,898
	LOTTE Fine Chemical Co. Ltd.	4,465	286,650
	LOTTE Himart Co. Ltd.	2,510	46,675
*	Lotte Non-Life Insurance Co. Ltd.	23,154	36,491
	Lotte Shopping Co. Ltd.	2,287	169,412
	LS Corp.	6,236	283,161
	LS Electric Co. Ltd.	4,112	154,437
	Lutronic Corp.	2,064	42,865
*	LVMC Holdings	21,162	57,689
	LX Hausys Ltd.	1,948	89,938
	LX Semicon Co. Ltd.	3,796	391,667
	Macquarie Korea Infrastructure Fund	85,596	967,130
	Macrogen, Inc.	1,168	25,441
	Maeil Dairies Co. Ltd.	1,150	63,200
	Maeil Holdings Co. Ltd.	1,193	10,362
	MAKUS, Inc.	1,880	16,019
	Mando Corp.	5,681	241,012
	Mcnex Co. Ltd.	3,980	139,089
*	ME2ON Co. Ltd.	11,778	52,618
	Mediana Co. Ltd.	2,343	11,426

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	MEDICOX Co. Ltd.	25,616	$15,138
*	Medifron DBT Co. Ltd.	5,056	8,758
*	Medipost Co. Ltd.	1,643	29,455
*	Medy-Tox, Inc.	616	66,023
	Meerecompany, Inc.	1,065	20,000
	MegaStudy Co. Ltd.	2,286	21,976
	MegaStudyEdu Co. Ltd.	1,509	113,338
	MEKICS Co. Ltd.	2,583	12,977
	Meritz Financial Group, Inc.	12,871	385,555
	Meritz Fire & Marine Insurance Co. Ltd.	22,510	787,558
	Meritz Securities Co. Ltd.	135,284	699,379
*	Mgame Corp.	4,951	38,582
	Mi Chang Oil Industrial Co. Ltd.	177	11,532
	MiCo Ltd.	8,660	74,309
	Minwise Co. Ltd.	2,056	29,254
	Mirae Asset Life Insurance Co. Ltd.	18,089	57,017
	Mirae Asset Securities Co. Ltd.	101,373	641,252
	Mirae Asset Venture Investment Co. Ltd.	2,994	20,006
*	MiraeING.	19,965	6,457
	Miwon Chemicals Co. Ltd.	147	8,331
	Miwon Commercial Co. Ltd.	534	72,741
	Miwon Holdings Co. Ltd.	286	31,593
	Miwon Specialty Chemical Co. Ltd.	566	94,040
	MK Electron Co. Ltd.	3,608	42,924
	MNTech Co. Ltd.	8,257	50,199
*	Mobase Co. Ltd.	2,910	8,324
*	Mobase Electronics Co. Ltd.	7,801	11,265
*	Monalisa Co. Ltd.	2,798	8,664
	MonAmi Co. Ltd.	3,983	15,653
	Moonbae Steel Co. Ltd.	4,967	21,043
	Moorim P&P Co. Ltd.	4,923	19,668
	Motonic Corp.	2,192	15,772
*	Motrex Co. Ltd.	754	18,696
	Mr Blue Corp.	2,339	14,739
*	MS Autotech Co. Ltd.	8,274	34,649
	Muhak Co. Ltd.	2,049	15,211
	Multicampus Co. Ltd.	382	14,168
*	MyungMoon Pharm Co. Ltd.	4,579	13,494
	Nam Hwa Construction Co. Ltd.	3,709	26,920
	Namhae Chemical Corp.	4,608	51,209
*	NamKwang Engineering & Construction Co. Ltd.	843	8,369
*	Namsun Aluminum Co. Ltd.	27,512	65,556
	Namsung Corp.	6,032	14,338
*	Namuga Co. Ltd.	1,476	13,515
	Namyang Dairy Products Co. Ltd.	94	30,284
*	NanoenTek, Inc.	3,575	17,703
	Nasmedia Co. Ltd.	931	20,758
	NAVER Corp.	3,996	890,145
	NCSoft Corp.	3,122	1,033,902
*	NDFOS Co. Ltd.	2,511	15,810
	NeoPharm Co. Ltd.	1,577	32,468
*	Neowiz	4,074	66,640
	Neowiz Holdings Corp.	920	27,426
*	Nepes Ark Corp.	507	16,898
*	NEPES Corp.	3,491	83,014
Ω	Netmarble Corp.	3,329	250,235
	Newtree Co. Ltd.	1,116	17,351
	Nexen Corp.	4,007	14,322
	Nexen Tire Corp.	4,735	25,627

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Nexon Games Co. Ltd.	4,282	$79,662
*	NEXT BT Co. Ltd.	15,530	15,520
*	Next Entertainment World Co. Ltd.	2,346	18,461
*	NextEye Co. Ltd.	13,528	11,767
	NEXTIN, Inc.	784	41,719
*	Nexturnbioscience Co. Ltd.	4,155	12,401
	NH Investment & Securities Co. Ltd.	53,884	459,883
*	NHN Corp.	7,112	196,309
*	NHN KCP Corp.	7,685	126,343
	Nice Information & Telecommunication, Inc.	2,046	48,671
	NICE Information Service Co. Ltd.	12,034	174,876
	NICE Total Cash Management Co. Ltd.	8,837	44,518
*	NK Co. Ltd.	11,295	10,571
	Nong Shim Holdings Co. Ltd.	454	27,035
	Nong Woo Bio Co. Ltd.	3,393	34,463
	NongShim Co. Ltd.	758	181,145
	NOROO Paint & Coatings Co. Ltd.	4,968	43,205
	NOVAREX Co. Ltd.	663	20,484
	NPC.	6,680	59,987
*	NSN Co. Ltd.	12,887	19,223
*	nTels Co. Ltd.	2,689	16,776
	Oceanbridge Co. Ltd.	1,631	19,241
	OCI Co. Ltd.	5,823	481,031
	Okong Corp.	5,256	18,027
*	Omnisystem Co. Ltd.	6,034	11,030
	Opto Device Technology Co. Ltd.	2,831	16,206
	OptoElectronics Solutions Co. Ltd.	742	16,658
*	Orbitech Co. Ltd.	3,497	19,686
	Orion Corp.	6,208	462,709
	Orion Holdings Corp.	7,752	90,502
#	Osstem Implant Co. Ltd.	3,620	324,244
*	Osung Advanced Materials Co. Ltd.	18,332	31,380
	Ottogi Corp.	332	123,134
	Paik Kwang Industrial Co. Ltd.	9,444	40,844
*	Pan-Pacific Co. Ltd.	13,904	28,770
	Park Systems Corp.	894	79,430
	Partron Co. Ltd.	11,262	103,493
	Paseco Co. Ltd.	1,912	28,522
#*	Pearl Abyss Corp.	3,735	198,906
	People & Technology, Inc.	4,107	161,717
	PHA Co. Ltd.	2,660	19,084
	PharmaResearch Co. Ltd.	898	65,544
*	PharmGen Science, Inc.	2,513	15,897
*	Pharmicell Co. Ltd.	7,811	69,840
*	Philoptics Co. Ltd.	1,534	10,981
*	Philosys Healthcare Co. Ltd.	23,100	32,002
	PI Advanced Materials Co. Ltd.	4,049	152,588
	PJ Electronics Co. Ltd.	1,360	8,347
*	Playgram Co. Ltd.	25,450	38,600
*	PLAYWITH, Inc.	1,175	11,224
	Point Engineering Co. Ltd.	6,429	16,201
*	Polaris Office Corp.	10,082	14,193
	POSCO Chemical Co. Ltd.	731	77,224
	Posco ICT Co. Ltd.	3,511	17,055
	Posco M-Tech Co. Ltd.	5,805	32,675
	POSCO Steeleon Co. Ltd.	469	19,119
*	Power Logics Co. Ltd.	5,517	33,155
*	PowerNet Technologies Corp.	2,037	7,911
	Protec Co. Ltd.	1,501	35,015

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	PSK, Inc.	2,299	$87,068
	Pulmuone Co. Ltd.	5,757	76,335
	Pungkuk Ethanol Co. Ltd.	780	10,882
*	Q Capital Partners Co. Ltd.	23,911	13,287
	Rayence Co. Ltd.	1,568	15,106
*††	Redrover Co. Ltd.	4,129	1,128
	Reyon Pharmaceutical Co. Ltd.	587	12,849
	RFHIC Corp.	1,033	23,151
*	RFTech Co. Ltd.	9,790	48,530
	RN2 Technologies Co. Ltd.	1,078	9,178
*	Robostar Co. Ltd.	1,279	24,093
	Rsupport Co. Ltd.	3,117	13,032
	S Net Systems, Inc.	3,516	20,366
	S&S Tech Corp.	1,157	25,153
*	S.Y. Co. Ltd.	6,825	17,909
	S-1 Corp.	8,423	458,933
	Sajo Industries Co. Ltd.	228	10,082
	Sajodaerim Corp.	694	17,802
*	Sajodongaone Co. Ltd.	23,286	38,310
*	Sam Chun Dang Pharm Co. Ltd.	801	28,308
	Sam Yung Trading Co. Ltd.	3,832	42,982
	Sambo Corrugated Board Co. Ltd.	2,251	24,243
	Sambo Motors Co. Ltd.	3,324	13,784
*	Sambu Engineering & Construction Co. Ltd.	20,675	43,232
	Samchuly Bicycle Co. Ltd.	1,569	12,914
	Samho Development Co. Ltd.	5,403	22,027
	SAMHWA Paints Industrial Co. Ltd.	4,611	34,821
	Samick Musical Instruments Co. Ltd.	11,471	15,719
	Samick THK Co. Ltd.	1,425	15,245
*	Samil C&S Co. Ltd.	1,410	12,417
	Samji Electronics Co. Ltd.	1,649	15,566
	Samjin Pharmaceutical Co. Ltd.	1,297	25,917
	Samkee Corp.	10,510	33,032
	Sammok S-Form Co. Ltd.	1,045	21,734
*Ω	Samsung Biologics Co. Ltd.	484	319,241
	Samsung C&T Corp.	13,264	1,200,051
	Samsung Card Co. Ltd.	5,765	152,706
	Samsung Climate Control Co. Ltd.	1,106	11,170
	Samsung Electro-Mechanics Co. Ltd.	8,934	1,156,374
	Samsung Electronics Co. Ltd.,GDR.	6,135	8,069,508
	Samsung Electronics Co. Ltd.	327,179	17,436,529
*	Samsung Engineering Co. Ltd.	65,167	1,329,604
	Samsung Fire & Marine Insurance Co. Ltd.	11,325	1,877,210
*	Samsung Heavy Industries Co. Ltd.	131,007	625,337
	Samsung Life Insurance Co. Ltd.	9,313	478,759
*	Samsung Pharmaceutical Co. Ltd.	6,266	19,683
	Samsung Publishing Co. Ltd.	769	18,611
	Samsung SDI Co. Ltd.	2,701	1,286,633
	Samsung SDS Co. Ltd.	4,853	565,548
	Samsung Securities Co. Ltd.	28,081	877,022
	SAMT Co. Ltd.	10,436	35,739
	Samwha Capacitor Co. Ltd.	2,032	87,711
	Samwha Electric Co. Ltd.	664	13,585
	Samyang Corp.	527	22,861
	Samyang Foods Co. Ltd.	1,088	83,994
	Samyang Packaging Corp.	522	9,496
	Samyang Tongsang Co. Ltd.	207	9,461
*	Samyung ENC Co. Ltd.	2,128	10,115
*	Sangbo Corp.	8,316	12,378

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sangsangin Co. Ltd.	3,203	$28,755
	Sangsin Energy Display Precision Co. Ltd.	2,574	33,314
	SaraminHR Co. Ltd.	2,216	73,472
	Satrec Initiative Co. Ltd.	1,425	55,279
	SAVEZONE I&C Corp.	4,590	13,191
*	SBI Investment Korea Co. Ltd.	14,026	18,650
*	SBW.	94,220	66,794
*	SBW Life Sciences Co. Ltd.	3,733	13,343
*	S-Connect Co. Ltd.	13,733	15,897
*	SDN Co. Ltd.	20,819	33,713
	Seah Besteel Corp.	4,085	58,587
	SeAH Steel Corp.	245	31,375
	SeAH Steel Holdings Corp.	189	21,433
	Sebang Co. Ltd.	4,380	42,428
	Sebang Global Battery Co. Ltd.	743	44,311
	Seegene, Inc.	9,945	315,350
	Segyung Hitech Co. Ltd.	1,016	17,981
*	Seha Corp.	11,240	15,259
	Sejin Heavy Industries Co. Ltd.	3,584	19,991
	Sejong Industrial Co. Ltd.	4,190	23,578
	Sejong Telecom, Inc.	82,419	34,123
*	Sekonix Co. Ltd.	2,406	19,921
	Sempio Co.	203	11,411
	Sempio Foods Co.	404	15,431
*	S-Energy Co. Ltd.	2,419	7,308
	Seobu T&D.	3,790	32,004
	Seohan Co. Ltd.	28,267	38,710
	Seohee Construction Co. Ltd.	48,194	70,874
	Seojin System Co. Ltd.	3,742	56,998
	Seoul Auction Co. Ltd.	1,312	22,786
	Seoul City Gas Co. Ltd.	273	40,246
	Seoul Semiconductor Co. Ltd.	11,443	121,763
	Seoul Viosys Co. Ltd.	4,039	28,535
	Seoulin Bioscience Co. Ltd.	662	7,820
	Seowon Co. Ltd.	10,203	16,627
	SEOWONINTECH Co. Ltd.	3,755	19,346
	Seoyon Co. Ltd.	2,488	15,811
	Seoyon E-Hwa Co. Ltd.	3,804	20,563
	Settle Bank, Inc.	710	15,064
*	Sewon E&C Co. Ltd.	45,710	35,611
	Sewoon Medical Co. Ltd.	3,371	10,182
	SFA Engineering Corp.	5,176	161,984
*	SFA Semicon Co. Ltd.	15,076	77,397
*	SG Corp.	44,184	25,909
*	SG&G Corp.	8,237	18,567
	SGC e Tec E&C Co. Ltd.	572	25,557
	SGC Energy Co. Ltd.	562	22,617
	SH Energy & Chemical Co. Ltd.	37,613	45,796
	Shin Heung Energy & Electronics Co. Ltd.	754	39,090
	Shin Poong Paper Manufacturing Co. Ltd.	6,218	10,757
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	58,938
	Shindaeyang Paper Co. Ltd.	456	33,877
	Shinhan Financial Group Co. Ltd.	64,886	2,155,807
	Shinil Electronics Co. Ltd.	13,867	25,023
	Shinsegae Engineering & Construction Co. Ltd.	1,004	27,447
	Shinsegae Food Co. Ltd.	478	27,494
	Shinsegae Information & Communication Co. Ltd.	2,950	38,000
	Shinsegae International, Inc.	3,250	80,700
	Shinsegae, Inc.	1,736	338,268

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsung Delta Tech Co. Ltd.	2,366	$25,539
*	Shinsung E&G Co. Ltd.	13,700	20,436
*	Shinsung Tongsang Co. Ltd.	13,006	35,970
*	Shinwha Intertek Corp.	7,617	18,468
*	Shinwon Construction Co. Ltd.	1,829	15,743
	Shinwon Corp.	24,971	37,943
	Shinyoung Securities Co. Ltd.	961	43,999
*	Showbox Corp.	4,990	23,288
*	Signetics Corp.	13,083	25,932
	SIGONG TECH Co. Ltd.	2,090	12,509
	Simmtech Co. Ltd.	6,084	234,478
	SIMMTECH HOLDINGS Co. Ltd.	3,727	15,929
	SIMPAC, Inc.	4,358	30,672
	Sindoh Co. Ltd.	1,876	48,895
	Sinil Pharm Co. Ltd.	2,438	19,279
	SJ Group Co. Ltd.	941	19,104
*	SK Biopharmaceuticals Co. Ltd.	5,260	379,990
#	SK Chemicals Co. Ltd.	3,617	360,759
	SK D&D Co. Ltd.	2,815	63,686
	SK Discovery Co. Ltd.	4,246	139,095
	SK Gas Ltd.	904	85,408
	SK Hynix, Inc.	39,166	3,432,042
*	SK Innovation Co. Ltd.	7,254	1,154,518
*	SK Rent A Car Co. Ltd.	2,078	18,435
	SK Securities Co. Ltd.	104,448	71,084
	SK Telecom Co. Ltd.	4,412	199,017
	SKC Co. Ltd.	4,808	561,947
	SL Corp.	4,040	84,922
	SM Entertainment Co. Ltd.	2,052	109,408
*	SM Life Design Group Co. Ltd.	7,704	16,665
*	S-MAC Co. Ltd.	12,005	32,355
	SNT Dynamics Co. Ltd.	758	5,288
	SNT Holdings Co. Ltd.	1,335	18,426
	SNT Motiv Co. Ltd.	2,506	94,333
*	SNU Precision Co. Ltd.	6,533	18,565
	S-Oil Corp.	10,815	884,860
*	Solborn, Inc.	8,053	32,094
*	Solid, Inc.	7,003	36,459
	Songwon Industrial Co. Ltd.	7,075	150,293
	Soosan Heavy Industries Co. Ltd.	6,285	16,668
	Soulbrain Co. Ltd.	1,646	316,542
	Soulbrain Holdings Co. Ltd.	2,168	48,279
	SPC Samlip Co. Ltd.	1,041	74,090
	Speco Co. Ltd.	2,960	15,816
	SPG Co. Ltd.	2,484	31,522
	Spigen Korea Co. Ltd.	1,087	38,343
*††	Ssangyong Motor Co.	4,748	1,963
	ST Pharm Co. Ltd.	807	61,936
	STIC Investments, Inc.	10,174	83,077
*	Straffic Co. Ltd.	4,180	13,972
*	Studio Dragon Corp.	3,604	236,682
*	STX Heavy Industries Co. Ltd.	3,940	16,022
*	Sugentech, Inc.	1,327	11,399
	Suheung Co. Ltd.	1,302	40,078
	Sung Kwang Bend Co. Ltd.	5,428	41,486
*	Sungchang Enterprise Holdings Ltd.	19,478	44,724
	Sungdo Engineering & Construction Co. Ltd.	4,063	18,695
	Sungwoo Hitech Co. Ltd.	11,092	42,933
*	Suprema, Inc.	1,181	22,710

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SurplusGLOBAL, Inc.	4,238	$16,186
	SV Investment Corp.	2,057	5,418
*	Synopex, Inc.	6,097	13,930
	Systems Technology, Inc.	2,490	39,484
*	T Scientific Co. Ltd.	7,483	20,901
	Tae Kyung Industrial Co. Ltd.	5,533	32,345
	Taekwang Industrial Co. Ltd.	109	87,662
	Taekyung BK Co. Ltd.	5,136	20,462
*††	Taewoong Co. Ltd.	1,299	12,980
	Taeyoung Engineering & Construction Co. Ltd.	4,812	37,672
*	Taihan Electric Wire Co. Ltd.	100,203	142,702
*	Taihan Fiberoptics Co. Ltd.	19,222	35,778
*	Taihan Textile Co. Ltd.	153	6,050
	Tailim Packaging Co. Ltd.	4,802	16,318
	TechWing, Inc.	1,557	26,738
*	Tego Science, Inc.	598	8,162
*	Telcon RF Pharmaceutical, Inc.	5,341	8,608
	Telechips, Inc.	1,642	22,169
	TES Co. Ltd.	3,159	69,207
#	Tesna, Inc.	3,273	122,133
*	Theragen Etex Co. Ltd.	10,361	42,145
*	Thinkware Systems Corp.	1,052	14,962
*	TK Chemical Corp.	4,152	16,213
	TK Corp.	3,643	30,944
#	TKG Huchems Co. Ltd.	6,279	110,327
	Tokai Carbon Korea Co. Ltd.	1,319	146,644
	Tongyang Life Insurance Co. Ltd.	12,025	64,009
	Tongyang, Inc.	46,058	56,984
*	Top Engineering Co. Ltd.	4,975	27,753
*	Toptec Co. Ltd.	5,346	35,907
	Tovis Co. Ltd.	4,782	34,723
	Tplex Co. Ltd.	5,982	26,676
	TS Corp.	7,330	23,859
*	TS Nexgen Co. Ltd.	5,347	6,763
	TSE Co. Ltd.	740	46,298
*	Tuksu Construction Co. Ltd.	2,777	26,888
*	TY Holdings Co. Ltd.	7,258	145,362
	TYM Corp.	27,545	51,993
	UBCare Co. Ltd.	3,061	16,966
	Ubiquoss Holdings, Inc.	1,137	15,810
	Ubiquoss, Inc.	1,210	22,561
*	Ubivelox, Inc.	854	10,644
	Uju Electronics Co. Ltd.	1,295	27,441
	Uni-Chem Co. Ltd.	21,092	22,027
*	Unick Corp.	3,039	18,802
	Unid Co. Ltd.	1,390	138,743
	Union Materials Corp.	5,793	13,439
	Union Semiconductor Equipment & Materials Co. Ltd.	9,622	82,299
	Uniquest Corp.	4,302	40,705
*	Unison Co. Ltd.	8,900	16,415
*	UniTest, Inc.	1,065	21,291
	Unitrontech Co. Ltd.	1,920	8,867
	UTI, Inc.	1,748	20,920
	Value Added Technology Co. Ltd.	2,937	93,275
*	Very Good Tour Co. Ltd.	1,589	17,444
	Viatron Technologies, Inc.	4,010	34,716
	VICTEK Co. Ltd.	3,541	19,450
*	Vidente Co. Ltd.	4,563	49,766
	Vieworks Co. Ltd.	1,669	52,581

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Vina Tech Co. Ltd.	453	$13,785
	Visang Education, Inc.	2,047	12,458
	Vitzro Tech Co. Ltd.	2,270	17,094
*	Vivien Corp.	9,480	19,554
*	Vivozon Healthcare, Inc.	15,847	13,302
*	VT GMP Co. Ltd.	4,994	27,495
	Webcash Corp.	1,229	23,645
*	Webzen, Inc.	5,138	89,449
	Welcron Co. Ltd.	7,796	24,390
*	Wellbiotec Co. Ltd.	14,359	20,614
#	Wemade Co. Ltd.	5,761	341,823
*	Wemade Play Co. Ltd.	932	21,722
	Whanin Pharmaceutical Co. Ltd.	3,397	48,885
	Wiable Corp.	3,225	7,248
*	WillBes & Co.	25,322	26,114
*	Winiadimchae Co. Ltd.	1,982	6,426
	Winix, Inc.	2,581	33,228
*	Winpac, Inc.	6,798	9,841
	Wins Co. Ltd.	2,128	28,540
	WiSoL Co. Ltd.	4,967	43,972
*	WIZIT Co. Ltd.	17,586	16,772
*	WONIK CUBE Corp.	6,329	16,578
*	Wonik Holdings Co. Ltd.	10,865	41,999
	WONIK IPS Co. Ltd.	8,237	257,921
	Wonik Materials Co. Ltd.	1,797	52,727
*	Wonik Pne Co. Ltd.	1,260	28,523
	Wonik QnC Corp.	4,248	100,546
	Woojin, Inc.	4,332	32,901
*	Woongjin Co. Ltd.	14,913	19,832
	Woongjin Thinkbig Co. Ltd.	12,192	28,365
*	Wooree Bio Co. Ltd.	7,589	25,501
*	Wooree Enterprise Co. Ltd.	5,845	14,636
	Woori Financial Group, Inc., Sponsored ADR	4,929	170,642
	Woori Financial Group, Inc.	51,060	591,552
	Woori Investment Bank Co. Ltd.	97,418	66,493
	Woory Industrial Co. Ltd.	1,680	23,951
*	Woosu AMS Co. Ltd.	4,196	13,249
*	Woowon Development Co. Ltd.	4,541	21,007
	Worldex Industry & Trading Co. Ltd.	3,898	80,808
	Y G-1 Co. Ltd.	3,071	21,996
*	Y2 Solution Co. Ltd.	3,143	938
	YAS Co. Ltd.	1,324	13,853
*	Yeong Hwa Metal Co. Ltd.	16,199	22,567
	Yesco Holdings Co. Ltd.	725	21,459
*	Yest Co. Ltd.	1,904	11,660
	YG Entertainment, Inc.	847	37,620
*	YG PLUS.	3,024	16,481
*	YIK Corp.	4,787	19,279
	YMC Co. Ltd.	1,824	10,536
	YMT Co. Ltd.	1,245	19,837
	Yonwoo Co. Ltd.	553	10,803
	Yoosung Enterprise Co. Ltd.	4,273	10,436
*	YooSung T&S Co. Ltd.	3,233	8,902
	Youlchon Chemical Co. Ltd.	2,691	47,910
	Young Poong Corp.	119	64,255
	Young Poong Precision Corp.	1,490	12,011
	Youngone Corp.	6,212	234,125
	Youngone Holdings Co. Ltd.	1,408	57,277
*	YoungWoo DSP Co. Ltd.	5,296	9,692

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Yuanta Securities Korea Co. Ltd.	27,085	$76,238
#	Yuhan Corp.	8,598	414,205
	YuHwa Securities Co. Ltd.	6,972	14,491
	Yuyu Pharma, Inc.	3,309	19,334
	Zeus Co. Ltd.	2,493	54,483
	Zinus, Inc.	2,245	114,414

TOTAL SOUTH KOREA			143,828,871

SWITZERLAND — (0.0%)
	Jingjin Equipment, Inc., Class A	3,500	19,016

TAIWAN — (16.7%)
	Aaeon Technology, Inc.	4,000	11,907
	ABC Taiwan Electronics Corp.	17,000	12,568
	Abico Avy Co. Ltd.	36,021	27,077
	Ability Enterprise Co. Ltd.	47,000	36,275
*	Ability Opto-Electronics Technology Co. Ltd.	10,200	19,862
	Abnova Corp.	17,000	40,889
	AcBel Polytech, Inc.	98,000	94,379
	Accton Technology Corp.	130,000	1,013,983
#	Acer, Inc.	1,067,000	989,916
	ACES Electronic Co. Ltd.	25,764	35,699
*	Acon Holding, Inc.	41,000	16,389
	Acter Group Corp. Ltd.	12,759	85,784
	Action Electronics Co. Ltd.	52,000	21,474
	ADATA Technology Co. Ltd.	45,000	105,901
	Addcn Technology Co. Ltd.	13,014	92,922
	Advanced Ceramic X Corp.	12,000	98,508
	Advanced International Multitech Co. Ltd.	22,000	62,925
*	Advanced Optoelectronic Technology, Inc.	36,000	24,191
	Advanced Power Electronics Corp.	14,000	41,621
	Advanced Wireless Semiconductor Co.	17,000	47,319
	Advancetek Enterprise Co. Ltd.	98,000	75,058
	Advantech Co. Ltd.	48,194	599,083
	AEON Motor Co. Ltd.	9,000	15,948
	Aerospace Industrial Development Corp.	102,000	113,981
*	AGV Products Corp.	138,000	54,284
	Airmate Cayman International Co. Ltd.	20,797	14,252
	Airtac International Group.	34,532	937,135
	Alchip Technologies Ltd.	11,000	322,249
	Alcor Micro Corp.	12,000	18,334
	Alexander Marine Co. Ltd.	4,000	20,436
*	ALI Corp.	23,000	20,229
	All Ring Tech Co. Ltd.	10,000	38,336
#	Allied Circuit Co. Ltd.	5,000	23,871
	Allis Electric Co. Ltd.	49,965	45,713
	Alltek Technology Corp.	25,440	32,492
	Alltop Technology Co. Ltd.	12,001	65,562
	Alpha Networks, Inc.	107,772	104,036
	Altek Corp.	72,000	89,031
	Amazing Microelectronic Corp.	17,586	77,118
*	Ambassador Hotel	11,000	11,774
*	AMICCOM Electronics Corp.	18,000	18,848
	Ampire Co. Ltd.	16,000	13,709
	Ample Electronic Technology Co. Ltd.	4,000	8,911
	AMPOC Far-East Co. Ltd.	22,000	30,244
	AmTRAN Technology Co. Ltd.	186,181	90,528
	Anji Technology Co. Ltd.	14,000	28,729
	Anpec Electronics Corp.	19,000	118,888

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AP Memory Technology Corp.	26,000	$213,993
#	Apac Opto Electronics, Inc.	28,000	33,409
	Apacer Technology, Inc.	13,000	18,074
	APAQ Technology Co. Ltd.	6,000	10,900
	APCB, Inc.	35,000	22,904
	Apex Biotechnology Corp.	12,000	10,995
	Apex International Co. Ltd.	42,000	133,439
	Apex Medical Corp.	17,000	19,924
	Apex Science & Engineering.	30,000	10,254
	Apogee Optocom Co. Ltd.	4,000	9,155
	Arcadyan Technology Corp.	31,805	135,699
	Argosy Research, Inc.	14,013	43,889
#	ASE Technology Holding Co. Ltd., ADR.	9,375	60,375
	ASE Technology Holding Co. Ltd.	766,000	2,443,817
#	Asia Cement Corp.	230,000	373,757
	Asia Electronic Material Co. Ltd.	13,000	9,212
	Asia Optical Co., Inc.	57,000	134,882
	Asia Polymer Corp.	90,295	110,610
	Asia Tech Image, Inc.	21,000	40,546
#	Asia Vital Components Co. Ltd.	88,000	304,289
	ASIX Electronics Corp.	4,000	19,513
	ASMedia Technology, Inc.	3,000	141,195
	ASolid Technology Co. Ltd.	5,000	18,955
	ASPEED Technology, Inc.	6,000	526,999
#	ASROCK, Inc.	13,000	71,697
	Asustek Computer, Inc.	124,000	1,491,511
	Aten International Co. Ltd.	20,000	54,698
	Audix Corp.	21,000	36,645
	AURAS Technology Co. Ltd.	22,000	122,223
	Aurora Corp.	17,000	51,986
	Aurotek Corp.	21,000	16,717
	Avalue Technology, Inc.	11,000	23,049
	Aver Information, Inc.	9,000	16,517
	Avermedia Technologies	30,400	29,780
	Avita Corp.	5,000	7,705
	Axiomtek Co. Ltd.	20,000	39,916
*	Azurewave Technologies, Inc.	20,000	13,277
	Bafang Yunji International Co. Ltd.	5,000	21,721
	Bank of Kaohsiung Co. Ltd.	120,655	57,642
	Baolong International Co. Ltd.	14,000	9,245
	Basso Industry Corp.	27,000	38,242
	BenQ Materials Corp.	66,000	70,413
	BES Engineering Corp.	385,000	123,864
*	Billion Electric Co. Ltd.	29,000	17,850
	Bin Chuan Enterprise Co. Ltd.	29,000	25,425
	Bionet Corp.	7,000	9,581
	Bionime Corp.	5,000	12,267
	Bioteque Corp.	10,000	37,382
	Bizlink Holding, Inc.	21,000	210,148
	Brave C&H Supply Co. Ltd.	6,000	14,417
	Bright Led Electronics Corp.	27,000	16,767
	Brighten Optix Corp.	2,000	16,376
	Brighton-Best International Taiwan, Inc.	90,000	106,870
	Browave Corp.	9,000	13,756
	C Sun Manufacturing Ltd.	25,502	37,980
*	Cameo Communications, Inc.	32,537	10,327
	Capital Futures Corp.	17,312	21,493
	Capital Securities Corp.	277,000	146,158
	Career Technology MFG. Co. Ltd.	100,109	70,177

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Carnival Industrial Corp.	21,000	$8,445
	Casing Macron Technology Co. Ltd.	12,000	5,697
	Castles Technology Co. Ltd.	17,000	20,529
	Caswell, Inc.	8,000	21,770
	Catcher Technology Co. Ltd.	163,000	797,607
	Cathay Chemical Works.	14,000	11,081
	Cathay Financial Holding Co. Ltd.	688,658	1,447,946
	Cathay Real Estate Development Co. Ltd.	215,000	133,904
	Cayman Engley Industrial Co. Ltd.	8,000	18,668
	Celxpert Energy Corp.	31,000	38,485
	Center Laboratories, Inc.	93,578	199,559
	Central Reinsurance Co. Ltd.	62,000	62,854
#	Century Iron & Steel Industrial Co. Ltd.	49,000	209,636
	Chailease Holding Co. Ltd.	157,135	1,248,721
*	Chain Chon Industrial Co. Ltd.	60,710	40,010
	ChainQui Construction Development Co. Ltd.	34,700	18,903
*	Champion Building Materials Co. Ltd.	50,000	19,722
	Champion Microelectronic Corp.	4,100	9,678
	Chang Hwa Commercial Bank Ltd.	453,000	283,205
	Chang Wah Electromaterials, Inc.	70,000	82,787
	Chang Wah Technology Co. Ltd.	35,000	105,762
	Channel Well Technology Co. Ltd.	43,000	51,709
	CHC Healthcare Group.	34,000	52,364
	Chen Full International Co. Ltd.	29,000	40,339
	Chenbro Micom Co. Ltd.	20,000	45,221
	Cheng Loong Corp.	204,000	230,081
*	Cheng Mei Materials Technology Corp.	166,000	66,465
	Cheng Shin Rubber Industry Co. Ltd.	349,000	393,318
	Cheng Uei Precision Industry Co. Ltd.	83,000	95,226
	Chia Chang Co. Ltd.	34,000	51,854
	Chicony Electronics Co. Ltd.	179,185	498,425
	Chicony Power Technology Co. Ltd.	37,055	87,389
	Chief Telecom, Inc.	5,000	48,236
	Chieftek Precision Co. Ltd.	8,800	22,065
	Chien Kuo Construction Co. Ltd.	24,000	11,159
	China Bills Finance Corp.	199,000	119,306
	China Chemical & Pharmaceutical Co. Ltd.	76,000	62,455
#	China Development Financial Holding Corp.	2,502,018	1,508,823
	China Electric Manufacturing Corp.	63,900	38,899
#	China General Plastics Corp.	110,971	124,145
	China Glaze Co. Ltd.	40,000	17,224
	China Man-Made Fiber Corp.	347,588	100,489
	China Metal Products.	34,000	37,850
	China Motor Corp.	70,200	139,204
*	China Petrochemical Development Corp.	244,000	96,586
	China Steel Chemical Corp.	44,000	169,460
	China Wire & Cable Co. Ltd.	21,000	19,425
	Ching Feng Home Fashions Co. Ltd.	35,000	21,128
	Chin-Poon Industrial Co. Ltd.	86,000	86,648
	Chipbond Technology Corp.	174,000	391,246
	ChipMOS Technologies, Inc.	108,000	167,994
	ChipMOS Technologies, Inc., ADR.	2,254	70,254
	Chlitina Holding Ltd.	17,000	106,581
	Chong Hong Construction Co. Ltd.	47,000	116,570
#	Chroma ATE, Inc.	77,000	428,041
	Chun YU Works & Co. Ltd.	17,000	17,195
	Chun Yuan Steel Industry Co. Ltd.	44,000	31,537
#	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	203,309
#	Chung Hung Steel Corp.	131,000	165,275

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Food Industrial Co. Ltd.	8,500	$32,822
	Chunghwa Precision Test Tech Co. Ltd.	4,000	63,227
	Cleanaway Co. Ltd.	10,000	67,679
	Clevo Co.	151,000	172,525
#	CMC Magnetics Corp.	289,827	86,878
	Collins Co. Ltd.	24,000	13,855
	Compal Broadband Networks, Inc.	8,000	7,979
#	Compal Electronics, Inc.	1,513,000	1,135,325
	Compucase Enterprise	19,000	18,895
	Concord International Securities Co. Ltd.	22,000	11,409
	Concord Securities Co. Ltd.	124,674	57,689
	Concraft Holding Co. Ltd.	14,000	10,573
	Continental Holdings Corp.	91,000	82,045
	Contrel Technology Co. Ltd.	38,000	23,480
#	Coremax Corp.	13,986	59,685
	Coretronic Corp.	143,000	272,534
	Co-Tech Development Corp.	48,000	93,240
	Cowealth Medical Holding Co. Ltd.	9,450	9,600
*	Coxon Precise Industrial Co. Ltd.	18,000	7,413
	Creative Sensor, Inc.	17,000	12,017
	Crowell Development Corp.	45,000	30,342
#*	CSBC Corp. Taiwan.	145,327	102,688
#	CTBC Financial Holding Co. Ltd.	2,187,000	2,151,174
	CTCI Corp.	112,000	176,334
*	C-Tech United Corp.	28,057	17,144
	Cub Elecparts, Inc.	3,753	17,363
	CviLux Corp.	25,000	33,069
	CX Technology Co. Ltd.	15,000	19,655
	Cyberlink Corp.	12,000	33,437
	CyberPower Systems, Inc.	16,000	35,687
#	CyberTAN Technology, Inc.	107,000	80,051
	Cypress Technology Co. Ltd.	7,889	18,511
	Cystech Electronics Corp.	3,000	8,379
	DA CIN Construction Co. Ltd.	82,000	86,822
	Dadi Early-Childhood Education Group Ltd.	2,000	7,357
	Dafeng TV Ltd.	10,000	16,143
*	Da-Li Development Co. Ltd.	40,400	42,368
	Darfon Electronics Corp.	51,000	81,214
*	Darwin Precisions Corp.	87,000	30,908
	Daxin Materials Corp.	18,000	62,866
	De Licacy Industrial Co. Ltd.	72,017	37,078
	Delta Electronics, Inc.	158,000	1,318,918
	Depo Auto Parts Ind Co. Ltd.	22,000	42,731
	DFI, Inc.	5,000	10,384
	Dimerco Data System Corp.	9,000	22,116
	Dimerco Express Corp.	57,240	198,717
	D-Link Corp.	207,920	118,315
	Donpon Precision, Inc.	27,000	18,192
	Dr Wu Skincare Co. Ltd.	6,000	16,230
	Draytek Corp.	13,000	13,665
	Drewloong Precision, Inc.	6,000	20,473
	Dyaco International, Inc.	34,000	47,274
	Dynapack International Technology Corp.	24,000	64,904
	E & R Engineering Corp.	13,446	33,712
	E Ink Holdings, Inc.	121,000	691,795
	E.Sun Financial Holding Co. Ltd.	561,548	641,357
	Eastern Media International Corp.	138,750	135,042
	Eclat Textile Co. Ltd.	27,000	443,030
	Edimax Technology Co. Ltd.	46,000	16,761

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Edison Opto Corp.	12,000	$6,646
	Edom Technology Co. Ltd.	44,000	52,126
	eGalax_eMPIA Technology, Inc.	18,300	46,254
	Egis Technology, Inc.	23,000	85,322
	Elan Microelectronics Corp.	93,100	469,607
*	E-Lead Electronic Co. Ltd.	5,000	13,429
	E-LIFE MALL Corp.	20,000	58,414
	Elite Advanced Laser Corp.	25,600	37,373
	Elite Material Co. Ltd.	71,000	525,016
#	Elite Semiconductor Microelectronics Technology, Inc.	69,000	283,148
	Elitegroup Computer Systems Co. Ltd.	88,000	55,441
	eMemory Technology, Inc.	16,000	672,431
	Emerging Display Technologies Corp.	44,000	26,640
	Ennoconn Corp.	14,464	95,456
*	Epileds Technologies, Inc.	16,000	10,596
	Eris Technology Corp.	4,000	42,225
	Eson Precision Ind Co. Ltd.	28,000	54,274
	Eternal Materials Co. Ltd.	207,920	266,521
*	Everest Textile Co. Ltd.	175,998	51,456
	Evergreen International Storage & Transport Corp.	72,000	86,644
	Evergreen Marine Corp. Taiwan Ltd.	337,000	1,619,936
	Evergreen Steel Corp.	19,000	37,597
#	Everlight Chemical Industrial Corp.	165,000	125,262
	Everlight Electronics Co. Ltd.	100,000	144,700
*	Everspring Industry Co. Ltd.	39,000	27,170
	Excel Cell Electronic Co. Ltd.	15,000	11,532
	Excellence Opto, Inc.	34,000	26,129
	Excelliance Mos Corp.	8,000	44,853
	Excelsior Medical Co. Ltd.	38,141	89,422
	Far Eastern Department Stores Ltd.	192,000	135,063
	Far Eastern International Bank	282,448	114,229
	Far Eastern New Century Corp.	336,000	340,607
	Far EasTone Telecommunications Co. Ltd.	248,000	696,817
#	Faraday Technology Corp.	23,000	196,291
	Farglory F T Z Investment Holding Co. Ltd.	25,000	43,080
	Farglory Land Development Co. Ltd.	77,000	175,026
	Feedback Technology Corp.	12,000	30,582
	Feng Hsin Steel Co. Ltd.	81,000	228,065
	Feng TAY Enterprise Co. Ltd.	55,400	356,671
#	First Copper Technology Co. Ltd.	14,000	17,507
	First Financial Holding Co. Ltd.	582,541	547,077
	First Hi-Tec Enterprise Co. Ltd.	13,793	23,030
	First Hotel	33,000	15,609
	First Insurance Co. Ltd.	69,000	37,746
	FIT Holding Co. Ltd.	46,000	53,355
	Fittech Co. Ltd.	10,279	54,663
	FLEXium Interconnect, Inc.	113,000	350,583
	Flytech Technology Co. Ltd.	26,000	64,028
#	FocalTech Systems Co. Ltd.	52,000	199,904
	FOCI Fiber Optic Communications, Inc.	19,000	16,786
	Forcecon Tech Co. Ltd.	18,754	45,594
	Forest Water Environment Engineering Co. Ltd.	9,630	10,260
	Formosa Chemicals & Fibre Corp.	257,000	692,142
*	Formosa Laboratories, Inc.	30,634	65,530
	Formosa Oilseed Processing Co. Ltd.	8,000	15,772
	Formosa Optical Technology Co. Ltd.	7,000	14,985
	Formosa Plastics Corp.	174,000	618,578
	Formosan Rubber Group, Inc.	83,000	62,416
#	Formosan Union Chemical	115,000	100,330

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Forward Electronics Co. Ltd.	29,375	$17,691
	Founding Construction & Development Co. Ltd.	40,000	25,583
#	Foxconn Technology Co. Ltd.	171,000	338,837
	Foxsemicon Integrated Technology, Inc.	26,150	187,714
	Froch Enterprise Co. Ltd.	37,000	40,668
	FSP Technology, Inc.	40,000	55,272
	Fu Chun Shin Machinery Manufacture Co. Ltd.	35,000	20,544
	Fubon Financial Holding Co. Ltd.	918,750	2,306,904
	Fulgent Sun International Holding Co. Ltd.	25,092	130,374
	Fullerton Technology Co. Ltd.	19,000	11,952
	Fusheng Precision Co. Ltd.	21,000	154,539
	G Shank Enterprise Co. Ltd.	34,000	53,030
	Gallant Precision Machining Co. Ltd.	18,000	17,618
	Gamania Digital Entertainment Co. Ltd.	26,000	55,955
*	GCS Holdings, Inc.	20,000	26,990
	GEM Services, Inc.	12,100	32,082
*	GEM Terminal Industrial Co. Ltd.	22,000	15,766
	Gemtek Technology Corp.	109,000	111,371
	General Interface Solution Holding Ltd.	64,000	196,841
	General Plastic Industrial Co. Ltd.	24,000	24,949
	Generalplus Technology, Inc.	12,000	27,452
#	GeneReach Biotechnology Corp.	13,382	76,832
#	Genesys Logic, Inc.	14,000	91,159
	Genius Electronic Optical Co. Ltd.	23,634	297,516
	Genmont Biotech, Inc.	13,000	11,853
	Genovate Biotechnology Co. Ltd.	21,000	19,032
	GeoVision, Inc.	24,000	24,257
	Getac Holdings Corp.	90,000	139,900
	GFC Ltd.	6,000	14,006
	Giant Manufacturing Co. Ltd.	82,000	685,559
#	Gigabyte Technology Co. Ltd.	162,000	581,205
	Gigasolar Materials Corp.	8,000	39,293
	Ginar Technology Co. Ltd.	8,000	8,674
	Global Brands Manufacture Ltd.	101,200	110,665
	Global Lighting Technologies, Inc.	21,000	41,721
	Global PMX Co. Ltd.	10,000	41,852
	Global Unichip Corp.	21,000	287,577
	Globaltek Fabrication Co. Ltd.	9,000	12,724
	Globe Union Industrial Corp.	55,000	22,892
*	Glotech Industrial Corp.	22,000	11,315
*	GlycoNex, Inc.	20,000	19,078
*	GMI Technology, Inc.	23,100	18,442
	Goldsun Building Materials Co. Ltd.	210,873	207,098
	Good Will Instrument Co. Ltd.	13,000	12,684
	Gourmet Master Co. Ltd.	16,208	50,428
	Grand Ocean Retail Group Ltd.	13,000	7,111
	Grand Pacific Petrochemical	258,000	225,235
	Grand Process Technology Corp.	5,000	49,095
	GrandTech CG Systems, Inc.	11,550	20,947
	Grape King Bio Ltd.	26,000	126,360
	Great China Metal Industry.	55,000	48,814
	Great Taipei Gas Co. Ltd.	138,000	155,314
	Great Tree Pharmacy Co. Ltd.	8,188	74,553
*	Green River Holding Co. Ltd.	5,000	11,451
	Group Up Industrial Co. Ltd.	4,000	10,779
	GTM Holdings Corp.	43,000	39,115
	Hannstar Board Corp.	75,314	97,366
	Hanpin Electron Co. Ltd.	14,000	12,282
	Harmony Electronics Corp.	13,000	18,749

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Harvatek Corp.	45,000	$31,692
	Heran Co. Ltd.	12,000	46,640
	Hey Song Corp.	74,000	89,488
	Hi-Clearance, Inc.	8,000	40,664
	Highlight Tech Corp.	22,833	40,644
	Highwealth Construction Corp.	181,400	287,484
	HIM International Music, Inc.	10,000	27,808
	Hiroca Holdings Ltd.	23,000	39,580
	Hitron Technology, Inc.	25,080	17,224
#	Hiwin Technologies Corp.	58,563	433,670
	Ho Tung Chemical Corp.	324,000	110,547
	Hocheng Corp.	81,000	37,922
	Holiday Entertainment Co. Ltd.	10,000	18,789
	Holtek Semiconductor, Inc.	46,000	142,837
	Holy Stone Enterprise Co. Ltd.	27,000	103,631
	Hon Hai Precision Industry Co. Ltd.	1,069,600	3,664,535
	Hon Hai Precision Industry Co. Ltd.,GDR	10,666	71,890
	Hong Pu Real Estate Development Co. Ltd.	57,000	40,085
	Hong TAI Electric Industrial	70,000	71,488
	Hong YI Fiber Industry Co.	34,000	26,957
	Horizon Securities Co. Ltd.	33,000	17,802
	Hota Industrial Manufacturing Co. Ltd.	17,178	43,728
	Hotai Finance Co. Ltd.	36,000	135,358
	Hotai Motor Co. Ltd.	37,000	721,537
	Hsin Kuang Steel Co. Ltd.	22,000	47,352
	Hsin Yung Chien Co. Ltd.	4,620	18,750
	Hsing TA Cement Co.	53,000	36,474
#*	HTC Corp.	170,000	267,067
	Hu Lane Associate, Inc.	12,400	42,927
	HUA ENG Wire & Cable Co. Ltd.	54,000	39,189
*	Hua Jung Components Co. Ltd.	38,000	14,240
	Hua Nan Financial Holdings Co. Ltd.	515,230	412,057
	Huaku Development Co. Ltd.	75,000	234,241
	Huang Hsiang Construction Corp.	26,000	48,649
#	Huikwang Corp.	18,000	33,359
	Hung Ching Development & Construction Co. Ltd.	47,000	45,195
	Hung Sheng Construction Ltd.	102,592	87,755
	Huxen Corp.	10,000	17,511
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	12,214
*	Hwacom Systems, Inc.	17,000	9,596
	Hycon Technology Corp.	5,251	17,638
	Ibase Technology, Inc.	51,000	86,112
	IBF Financial Holdings Co. Ltd.	525,656	285,065
	Ichia Technologies, Inc.	62,000	32,528
*	I-Chiun Precision Industry Co. Ltd.	25,000	31,033
*	Ideal Bike Corp.	46,000	18,371
	IEI Integration Corp.	41,220	61,866
	Infortrend Technology, Inc.	56,000	28,281
	Info-Tek Corp.	13,000	26,905
	Innodisk Corp.	16,633	113,750
#	Inpaq Technology Co. Ltd.	20,400	35,729
	Insyde Software Corp.	7,000	21,717
	Intai Technology Corp.	6,000	16,812
*	Integrated Service Technology, Inc.	6,000	10,000
	IntelliEPI, Inc.	6,000	14,959
	Interactive Digital Technologies, Inc.	5,000	12,629
	International CSRC Investment Holdings Co.	193,220	151,564
	International Games System Co. Ltd.	31,000	761,114
	Inventec Corp.	770,000	657,804

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Iron Force Industrial Co. Ltd.	8,000	$17,982
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	36,244
#	I-Sunny Construction & Development Co. Ltd.	9,900	40,202
	ITE Technology, Inc.	40,000	128,836
	ITEQ Corp.	48,822	171,198
	Jarllytec Co. Ltd.	18,000	38,978
	Jean Co. Ltd.	46,000	21,198
	Jentech Precision Industrial Co. Ltd.	11,000	138,924
	Jess-Link Products Co. Ltd.	27,000	35,496
	Jia Wei Lifestyle, Inc.	7,619	18,409
	Jih Lin Technology Co. Ltd.	16,000	46,074
*	Jinli Group Holdings Ltd.	46,391	16,351
	JMC Electronics Co. Ltd.	13,000	19,724
	Jochu Technology Co. Ltd.	13,000	10,084
	Johnson Health Tech Co. Ltd.	23,000	44,869
	Jourdeness Group Ltd.	9,000	20,645
	K Laser Technology, Inc.	24,000	16,795
	Kaimei Electronic Corp.	11,400	25,006
	Kaori Heat Treatment Co. Ltd.	21,000	37,667
	Kaulin Manufacturing Co. Ltd.	23,000	11,464
	Kedge Construction Co. Ltd.	19,000	35,053
	Keding Enterprises Co. Ltd.	5,000	19,229
	KEE TAI Properties Co. Ltd.	101,000	41,855
	Kenda Rubber Industrial Co. Ltd.	66,000	70,145
	Kenmec Mechanical Engineering Co. Ltd.	22,000	17,173
	Kerry TJ Logistics Co. Ltd.	47,000	70,948
	Key Ware Electronics Co. Ltd.	37,000	12,594
	Keystone Microtech Corp.	4,000	29,901
	KHGEARS International Ltd.	5,420	15,902
	Kindom Development Co. Ltd.	88,900	104,080
	King Slide Works Co. Ltd.	10,000	133,469
	King’s Town Bank Co. Ltd.	184,000	242,873
*	King’s Town Construction Co. Ltd.	27,000	31,156
	Kinik Co.	23,000	98,897
*	Kinko Optical Co. Ltd.	24,163	23,252
#	Kinpo Electronics	312,000	147,658
	KMC Kuei Meng International, Inc.	13,250	73,201
	Ko Ja Cayman Co. Ltd.	9,606	17,249
#	KS Terminals, Inc.	23,000	55,561
	Kung Long Batteries Industrial Co. Ltd.	12,000	55,869
#	Kung Sing Engineering Corp.	137,500	37,395
	Kuo Toong International Co. Ltd.	68,248	49,328
	Kuo Yang Construction Co. Ltd.	57,549	39,098
	Kwong Lung Enterprise Co. Ltd.	24,000	35,119
	KYE Systems Corp.	43,000	14,490
	L&K Engineering Co. Ltd.	56,000	54,852
	La Kaffa International Co. Ltd.	6,000	19,959
*	LAN FA Textile	73,000	24,591
#	Land Mark Optoelectronics Corp.	17,000	80,434
*	Lang, Inc.	9,000	8,297
	Lanner Electronics, Inc.	23,720	47,159
	Largan Precision Co. Ltd.	14,000	794,465
	Laser Tek Taiwan Co. Ltd.	11,000	11,478
	Laster Tech Corp. Ltd.	12,579	12,975
	LCY Technology Corp.	10,000	11,528
	Leader Electronics, Inc.	29,000	10,869
*	Leadtek Research, Inc.	7,000	12,339
	Leadtrend Technology Corp.	5,000	16,899
*	Lealea Enterprise Co. Ltd.	145,000	52,293

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	LEE CHI Enterprises Co. Ltd.	36,000	$25,775
	Lelon Electronics Corp.	18,832	37,167
	Lemtech Holdings Co. Ltd.	4,138	14,833
	Leo Systems, Inc.	13,000	11,431
*	Leofoo Development Co. Ltd.	23,000	13,252
*	Li Cheng Enterprise Co. Ltd.	34,458	29,108
*	Li Peng Enterprise Co. Ltd.	126,000	34,639
	Lian HWA Food Corp.	9,000	27,516
	Lida Holdings Ltd.	10,000	9,889
	Lien Hwa Industrial Holdings Corp.	146,073	276,693
	Ligitek Electronics Co. Ltd.	22,000	16,655
*	Lingsen Precision Industries Ltd.	82,000	57,629
	Lite-On Technology Corp.	457,000	1,001,289
	Liton Technology Corp.	12,000	13,964
	Long Da Construction & Development Corp.	54,000	41,931
	Longchen Paper & Packaging Co. Ltd.	209,028	140,956
	Longwell Co.	25,000	43,304
	Lotes Co. Ltd.	18,589	454,613
	Lotus Pharmaceutical Co. Ltd.	16,000	62,197
	Lu Hai Holding Corp.	7,700	9,374
	Lumax International Corp. Ltd.	20,000	48,662
	Lung Yen Life Service Corp.	23,000	37,341
*	LuxNet Corp.	22,000	13,329
	M31 Technology Corp.	5,000	45,106
	Ma Kuang Healthcare Holding Ltd.	5,000	7,285
	Macauto Industrial Co. Ltd.	5,000	11,973
	Machvision, Inc.	14,159	87,254
	Macroblock, Inc.	5,000	25,335
	MacroWell OMG Digital Entertainment Co. Ltd.	6,000	28,142
	Makalot Industrial Co. Ltd.	47,258	290,711
	Marketech International Corp.	11,000	46,746
	Materials Analysis Technology, Inc.	13,000	54,462
#	Mechema Chemicals International Corp.	13,000	55,340
*	Medeon Biodesign, Inc.	2,200	5,316
	MediaTek, Inc.	108,000	2,977,342
*	Medigen Vaccine Biologics Corp.	20,000	168,831
	Mega Financial Holding Co. Ltd.	783,000	1,100,746
	Meiloon Industrial Co.	17,000	14,171
	Mercuries & Associates Holding Ltd.	99,220	68,518
*	Mercuries Life Insurance Co. Ltd.	405,810	106,329
	Merida Industry Co. Ltd.	29,000	235,830
	Merry Electronics Co. Ltd.	51,576	142,510
*	Microbio Co. Ltd.	40,633	79,280
	Micro-Star International Co. Ltd.	217,000	876,264
	Mildef Crete, Inc.	10,000	17,158
*	MIN AIK Technology Co. Ltd.	35,000	23,740
	Mirle Automation Corp.	39,000	52,654
	Mitac Holdings Corp.	259,073	242,032
	MJ International Co. Ltd.	9,000	14,766
	momo.com, Inc.	18,700	493,627
	MOSA Industrial Corp.	21,000	21,825
	MPI Corp.	22,000	66,115
	Nak Sealing Technologies Corp.	15,000	44,372
	Nan Pao Resins Chemical Co. Ltd.	23,000	94,909
	Nan Ya Plastics Corp.	722,000	2,109,381
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	15,146
#	Nantex Industry Co. Ltd.	99,200	183,563
#	Nanya Technology Corp.	159,000	347,928
	National Petroleum Co. Ltd.	22,000	36,432

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Netronix, Inc.	11,000	$17,660
	New Best Wire Industrial Co. Ltd.	18,000	21,289
	New Era Electronics Co. Ltd.	19,000	11,546
*	Newmax Technology Co. Ltd.	23,000	23,431
	Nexcom International Co. Ltd.	30,000	23,332
	Nichidenbo Corp.	36,000	63,948
	Nidec Chaun-Choung Technology Corp.	5,000	20,117
	Nien Hsing Textile Co. Ltd.	44,000	31,301
	Nien Made Enterprise Co. Ltd.	29,000	305,438
	Niko Semiconductor Co. Ltd.	15,000	27,290
	Nishoku Technology, Inc.	10,000	29,253
	Nova Technology Corp.	2,000	11,198
	Novatek Microelectronics Corp.	228,000	3,016,114
	Nuvoton Technology Corp.	29,000	139,093
	Nyquest Technology Co. Ltd.	7,000	26,813
	O-Bank Co. Ltd.	179,507	57,611
	Ocean Plastics Co. Ltd.	70,000	80,280
	OFCO Industrial Corp.	17,000	20,791
	OK Biotech Co. Ltd.	37,272	29,749
#*	Oneness Biotech Co. Ltd.	25,000	163,825
*	Optimax Technology Corp.	30,830	20,325
	OptoTech Corp.	55,500	76,509
	Orient Europharma Co. Ltd.	7,000	8,398
*	Orient Semiconductor Electronics Ltd.	66,000	42,288
*	Oriental Union Chemical Corp.	156,000	107,029
	O-TA Precision Industry Co. Ltd.	12,000	57,541
	Pacific Construction Co.	73,000	24,506
	Pacific Hospital Supply Co. Ltd.	13,000	31,332
	PADAUK Technology Co. Ltd.	3,300	16,335
	Paiho Shih Holdings Corp.	23,000	27,319
	Pan Asia Chemical Corp.	33,000	14,185
	Pan German Universal Motors Ltd.	5,000	34,410
#	Pan Jit International, Inc.	38,900	97,667
	Pan-International Industrial Corp.	85,000	94,475
#	Panion & BF Biotech, Inc.	15,563	73,266
	Parade Technologies Ltd.	16,000	760,905
*	Paragon Technologies Co. Ltd.	21,000	13,471
	Parpro Corp.	18,000	15,840
	PChome Online, Inc.	28,000	73,828
	PCL Technologies, Inc.	7,432	19,747
	P-Duke Technology Co. Ltd.	11,579	27,818
	Pegatron Corp.	528,000	1,250,900
	Pegavision Corp.	9,000	122,775
*††	Pharmally International Holding Co. Ltd.	11,410	0
	Phison Electronics Corp.	55,000	708,908
	Phoenix Silicon International Corp.	14,840	27,405
	Pixart Imaging, Inc.	34,000	132,180
	Planet Technology Corp.	17,000	43,290
	Plastron Precision Co. Ltd.	19,000	8,373
	Plotech Co. Ltd.	34,200	29,923
	Polytronics Technology Corp.	9,423	26,875
	Posiflex Technology, Inc.	3,000	11,963
	Pou Chen Corp.	278,000	289,910
	Powerchip Semiconductor Manufacturing Corp.	274,000	492,492
	Powertech Technology, Inc.	226,000	710,109
*	Powertip Technology Corp.	38,000	13,788
	Poya International Co. Ltd.	8,180	86,977
	President Chain Store Corp.	82,000	758,716
	President Securities Corp.	194,604	136,578

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Primax Electronics Ltd.	74,000	$138,451
*	Prime Electronics & Satellitics, Inc.	46,000	13,376
	Prince Housing & Development Corp.	248,000	104,448
	Pro Hawk Corp.	5,000	29,394
	Promate Electronic Co. Ltd.	37,000	54,377
	Prosperity Dielectrics Co. Ltd.	27,000	45,820
	P-Two Industries, Inc.	8,000	8,814
	Qisda Corp.	419,000	445,190
	QST International Corp.	11,000	21,290
	Qualipoly Chemical Corp.	32,000	43,737
	Quang Viet Enterprise Co. Ltd.	9,000	33,012
	Quanta Computer, Inc.	392,000	1,104,071
	Quanta Storage, Inc.	69,000	92,000
#	Radiant Opto-Electronics Corp.	115,000	396,506
	Radium Life Tech Co. Ltd.	137,000	46,398
	Rafael Microelectronics, Inc.	3,607	17,968
#*	RDC Semiconductor Co. Ltd.	11,000	115,639
	Realtek Semiconductor Corp.	154,000	2,089,705
	Rechi Precision Co. Ltd.	86,000	50,069
	Reward Wool Industry Corp.	14,000	9,315
	Rexon Industrial Corp. Ltd.	28,000	37,341
	Rich Development Co. Ltd.	229,000	70,670
#	RichWave Technology Corp.	15,400	103,322
*	Ritek Corp.	176,099	53,070
	Rodex Fasteners Corp.	12,000	17,507
*	Roo Hsing Co. Ltd.	153,000	26,371
*	Rotam Global Agrosciences Ltd.	29,000	25,679
	Ruentex Engineering & Construction Co.	16,440	68,644
	Ruentex Industries Ltd.	100,880	388,474
	Run Long Construction Co. Ltd.	51,940	106,665
	Sakura Development Co. Ltd.	21,651	23,821
	Sampo Corp.	77,800	81,486
	San Fang Chemical Industry Co. Ltd.	65,000	44,448
	San Far Property Ltd.	55,003	23,700
	San Shing Fastech Corp.	15,000	28,164
	Sanitar Co. Ltd.	9,000	10,686
	Sanyang Motor Co. Ltd.	122,000	114,935
	Savior Lifetec Corp.	45,000	29,066
	Scan-D Corp.	11,000	19,366
	SCI Pharmtech, Inc.	16,800	48,294
	Scientech Corp.	10,000	26,167
	SDI Corp.	29,000	126,416
	Sea & Land Integrated Corp.	17,000	29,233
	Sea Sonic Electronics Co. Ltd.	8,000	14,584
	Securitag Assembly Group Co.	4,000	10,215
	Senao International Co. Ltd.	33,000	37,824
#	Senao Networks, Inc.	7,000	46,084
	Sensortek Technology Corp.	6,000	67,500
	Sercomm Corp.	44,000	122,475
#	Sesoda Corp.	56,680	111,331
	Shanghai Commercial & Savings Bank Ltd.	660,000	1,088,774
	Shan-Loong Transportation Co. Ltd.	24,000	31,495
	Sharehope Medicine Co. Ltd.	35,240	36,735
	ShenMao Technology, Inc.	8,000	17,252
	Shih Her Technologies, Inc.	11,000	23,319
	Shihlin Electric & Engineering Corp.	85,000	151,485
*	Shihlin Paper Corp.	19,000	35,750
	Shin Hsiung Natural Gas Co. Ltd.	10,080	27,487
#	Shin Kong Financial Holding Co. Ltd.	2,701,601	893,319

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shin Ruenn Development Co. Ltd.	15,858	$14,048
	Shin Shin Natural Gas Co.	7,000	10,171
	Shin Zu Shing Co. Ltd.	49,866	140,913
	Shinih Enterprise Co. Ltd.	17,000	11,958
*	Shining Building Business Co. Ltd.	102,206	34,585
	Shinkong Insurance Co. Ltd.	76,000	139,171
	Shinkong Synthetic Fibers Corp.	339,000	225,313
	Shinkong Textile Co. Ltd.	39,000	55,226
	Shiny Chemical Industrial Co. Ltd.	21,999	152,507
	ShunSin Technology Holding Ltd.	7,000	17,202
*	Shuttle, Inc.	106,000	43,238
#	Sigurd Microelectronics Corp.	111,438	211,189
	Silergy Corp.	6,000	534,195
	Silicon Optronics, Inc.	15,000	59,352
	Silicon Power Computer & Communications, Inc.	21,000	15,355
	Simplo Technology Co. Ltd.	59,000	579,786
	Sinbon Electronics Co. Ltd.	48,000	421,611
	Singatron Enterprise Co. Ltd.	17,000	13,068
	Sinher Technology, Inc.	11,000	13,869
	Sinmag Equipment Corp.	11,000	38,277
	Sino-American Silicon Products, Inc.	138,000	686,869
	Sinon Corp.	148,000	156,142
	Sinopower Semiconductor, Inc.	5,000	21,554
	Sinyi Realty, Inc.	47,965	57,144
	Sirtec International Co. Ltd.	25,200	20,240
#	Sitronix Technology Corp.	31,000	265,876
	Siward Crystal Technology Co. Ltd.	33,000	38,883
	Soft-World International Corp.	16,000	45,626
#	Solar Applied Materials Technology Corp.	151,711	249,296
	Solomon Technology Corp.	52,000	41,657
	Solteam, Inc.	19,000	40,394
	Sonix Technology Co. Ltd.	38,000	96,475
	Southeast Cement Co. Ltd.	61,000	40,648
#	Speed Tech Corp.	20,000	35,321
	Spirox Corp.	17,000	15,919
#	Sporton International, Inc.	28,002	172,131
	St Shine Optical Co. Ltd.	9,000	81,060
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	29,902
	Standard Foods Corp.	88,000	150,027
	Star Comgistic Capital Co. Ltd.	8,339	7,796
	Stark Technology, Inc.	18,000	55,086
	Sun Race Sturmey-Archer, Inc.	7,000	10,660
*	Sun Yad Construction Co. Ltd.	53,000	32,063
	Sunfun Info Co. Ltd.	3,000	25,200
	Sunjuice Holdings Co. Ltd.	3,000	28,162
	Sunko INK Co. Ltd.	29,750	19,502
	SunMax Biotechnology Co. Ltd.	6,000	24,224
	Sunny Friend Environmental Technology Co. Ltd.	9,000	68,612
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	51,504
	Sunplus Innovation Technology, Inc.	6,000	23,226
	Sunplus Technology Co. Ltd.	97,000	106,705
	Sunrex Technology Corp.	28,000	35,577
	Sunspring Metal Corp.	27,540	24,761
	Superior Plating Technology Co. Ltd.	9,000	17,858
	Supreme Electronics Co. Ltd.	139,145	215,624
#	Swancor Holding Co. Ltd.	26,000	116,164
	Sweeten Real Estate Development Co. Ltd.	41,796	36,454
	Symtek Automation Asia Co. Ltd.	6,000	21,309
	Syncmold Enterprise Corp.	29,500	70,126

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	SYNergy ScienTech Corp.	12,000	$9,776
	Synmosa Biopharma Corp.	87,012	80,786
	Synnex Technology International Corp.	398,000	1,035,873
	Sysage Technology Co. Ltd.	30,000	38,697
	Systex Corp.	56,000	153,096
	T3EX Global Holdings Corp.	9,865	38,763
	TA Chen Stainless Pipe.	407,256	602,334
	Ta Liang Technology Co. Ltd.	11,000	21,200
	Ta Ya Electric Wire & Cable	96,834	92,313
	Tah Hsin Industrial Corp.	12,870	34,399
	TA-I Technology Co. Ltd.	26,750	48,771
*	Tai Tung Communication Co. Ltd.	24,000	12,687
	Taichung Commercial Bank Co. Ltd.	687,794	346,464
	TaiDoc Technology Corp.	20,000	196,314
	Taiflex Scientific Co. Ltd.	40,000	59,174
	Taimide Tech, Inc.	27,000	49,831
	Tainan Enterprises Co. Ltd.	15,000	9,351
	Tai-Saw Technology Co. Ltd.	16,000	20,157
	Taishin Financial Holding Co. Ltd.	824,277	539,169
	TaiSol Electronics Co. Ltd.	6,000	8,717
	Taisun Enterprise Co. Ltd.	33,000	35,161
#	Taita Chemical Co. Ltd.	79,948	83,075
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	48,509
	Taitien Electronics Co. Ltd.	9,000	10,030
	Taiwan Business Bank	671,630	287,950
#	Taiwan Cement Corp.	345,401	536,191
	Taiwan Chelic Corp. Ltd.	7,000	13,544
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	34,632
	Taiwan Cogeneration Corp.	30,000	38,845
	Taiwan Cooperative Financial Holding Co. Ltd.	522,445	502,396
	Taiwan Fertilizer Co. Ltd.	87,000	218,987
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	50,495
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	63,330
	Taiwan Glass Industry Corp.	159,000	119,511
	Taiwan High Speed Rail Corp.	337,000	319,271
	Taiwan Hon Chuan Enterprise Co. Ltd.	68,000	173,207
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	87,764
*	Taiwan IC Packaging Corp.	14,000	7,505
*	Taiwan Land Development Corp.	134,000	12,184
	Taiwan Line Tek Electronic	30,000	27,715
	Taiwan Mobile Co. Ltd.	121,000	444,540
	Taiwan Paiho Ltd.	69,000	155,731
	Taiwan PCB Techvest Co. Ltd.	67,000	110,261
#	Taiwan Pelican Express Co. Ltd.	8,000	21,017
	Taiwan Sakura Corp.	29,000	61,031
	Taiwan Sanyo Electric Co. Ltd.	25,000	31,307
	Taiwan Secom Co. Ltd.	72,000	266,135
	Taiwan Semiconductor Co. Ltd.	40,000	102,530
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,238	9,315,117
	Taiwan Semiconductor Manufacturing Co. Ltd.	994,000	17,974,149
	Taiwan Shin Kong Security Co. Ltd.	76,500	103,688
	Taiwan Styrene Monomer	164,000	89,841
	Taiwan Surface Mounting Technology Corp.	52,000	182,400
	Taiwan Taxi Co. Ltd.	6,615	17,773
*	Taiwan TEA Corp.	130,000	83,614
	Taiwan Union Technology Corp.	50,000	129,110
#*	Tatung Co. Ltd.	418,000	469,995
#	TCI Co. Ltd.	25,877	148,278
	Te Chang Construction Co. Ltd.	12,000	12,364

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Team Group, Inc.	14,000	$15,212
	Teco Electric & Machinery Co. Ltd.	409,000	429,532
	Tehmag Foods Corp.	4,400	40,976
	TEKOM Technologies, Inc.	7,200	29,393
	Tera Autotech Corp.	22,701	15,531
	Test Research, Inc.	30,000	69,681
	Test Rite International Co. Ltd.	34,000	25,103
	Tex-Ray Industrial Co. Ltd.	49,000	22,614
	Thermaltake Technology Co. Ltd.	16,495	16,766
	Thinking Electronic Industrial Co. Ltd.	17,000	71,370
	Thye Ming Industrial Co. Ltd.	29,000	45,251
	Tian Zheng International Precision Machinery Co. Ltd.	5,000	10,858
	Ting Sin Co. Ltd.	32,000	21,056
	Tofu Restaurant Co. Ltd.	1,000	4,958
	Ton Yi Industrial Corp.	298,000	158,938
	Tong Hsing Electronic Industries Ltd.	29,878	231,918
	Tong Ming Enterprise Co. Ltd.	10,000	17,567
	Tong Yang Industry Co. Ltd.	61,000	68,377
*	Tong-Tai Machine & Tool Co. Ltd.	40,000	20,129
	Top Bright Holding Co. Ltd.	5,000	19,349
	Top Union Electronics Corp.	15,517	12,981
*	TOPBI International Holdings Ltd.	40,607	12,316
	Topco Scientific Co. Ltd.	33,000	185,795
	Topco Technologies Corp.	13,000	38,238
	Topkey Corp.	17,000	71,424
	Topoint Technology Co. Ltd.	35,000	39,227
	Toung Loong Textile Manufacturing	23,000	25,180
	TPK Holding Co. Ltd.	89,000	102,599
	Trade-Van Information Services Co.	16,000	29,038
	Transart Graphics Co. Ltd.	6,000	13,687
	Transcend Information, Inc.	59,000	141,494
	Transcom, Inc.	4,000	16,729
*	TrueLight Corp.	21,000	15,404
	Tsann Kuen Enterprise Co. Ltd.	19,000	23,987
	TSC Auto ID Technology Co. Ltd.	8,300	53,412
	TSRC Corp.	116,000	125,454
	TST Group Holding Ltd.	3,000	14,279
	TTFB Co. Ltd.	2,000	14,634
	TTY Biopharm Co. Ltd.	45,000	113,667
	Tung Ho Steel Enterprise Corp.	121,270	257,298
	Tung Ho Textile Co. Ltd.	29,000	17,033
#	Tung Thih Electronic Co. Ltd.	9,000	45,633
	Turvo International Co. Ltd.	10,000	34,880
	TXC Corp.	80,000	243,422
	TYC Brother Industrial Co. Ltd.	22,000	14,468
*	Tycoons Group Enterprise.	103,000	37,507
	Tyntek Corp.	45,000	32,711
*	TZE Shin International Co. Ltd.	30,000	23,575
	UDE Corp.	13,000	17,880
	Unic Technology Corp.	41,000	27,096
*	Union Bank Of Taiwan	472,778	257,427
	Uni-President Enterprises Corp.	1,098,000	2,540,354
	Unitech Computer Co. Ltd.	37,000	43,888
*	Unitech Printed Circuit Board Corp.	122,000	68,273
#	United Integrated Services Co. Ltd.	51,000	308,434
	United Orthopedic Corp.	15,000	15,005
	United Radiant Technology	28,000	16,317
*	United Recommend International Co. Ltd.	6,000	25,382
*	United Renewable Energy Co. Ltd.	99,571	71,828

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
††	Unity Opto Technology Co. Ltd.	140,000	$3,669
	Univacco Technology, Inc.	15,000	13,632
	Universal Vision Biotechnology Co. Ltd.	7,000	58,687
	Universal, Inc.	12,000	15,772
	Unizyx Holding Corp.	109,000	103,602
	UPC Technology Corp.	327,169	181,479
*	UPI Semiconductor Corp.	9,000	139,247
	Userjoy Technology Co. Ltd.	12,250	32,511
	USI Corp.	302,320	294,211
*	Usun Technology Co. Ltd.	9,000	8,685
	U-Tech Media Corp.	34,000	21,096
	Utechzone Co. Ltd.	15,000	41,867
	UVAT Technology Co. Ltd.	8,000	17,923
	Value Valves Co. Ltd.	5,383	15,870
	Ve Wong Corp.	23,000	25,825
	Ventec International Group Co. Ltd.	18,000	55,948
	VIA Labs, Inc.	3,000	29,700
*	Victory New Materials Ltd. Co.	25,000	8,749
	Viking Tech Corp.	14,000	32,179
	Visual Photonics Epitaxy Co. Ltd.	39,000	111,918
	Vivotek, Inc.	8,000	21,009
	Voltronic Power Technology Corp.	14,915	652,544
	Waffer Technology Corp.	23,000	27,904
	Wah Hong Industrial Corp.	13,000	13,853
	Wah Lee Industrial Corp.	39,780	139,209
	Walsin Lihwa Corp.	531,000	791,278
	Walsin Technology Corp.	67,000	273,826
	We & Win Development Co. Ltd.	30,000	11,069
#*	WEI Chih Steel Industrial Co. Ltd.	27,000	33,277
	Wei Chuan Foods Corp.	65,000	49,314
	Weikeng Industrial Co. Ltd.	68,945	70,047
	Well Shin Technology Co. Ltd.	16,000	23,236
	Wha Yu Industrial Co. Ltd.	18,000	10,297
	Wholetech System Hitech Ltd.	18,000	28,099
	Win Semiconductors Corp.	73,000	475,143
	Winbond Electronics Corp.	699,000	631,073
	Winmate, Inc.	7,000	18,037
	Winstek Semiconductor Co. Ltd.	12,000	16,966
	WinWay Technology Co. Ltd.	3,000	34,483
	Wisdom Marine Lines Co. Ltd.	91,102	280,329
	Wisechip Semiconductor, Inc.	8,000	16,784
	Wistron Corp.	745,436	718,159
	Wistron Information Technology & Services Corp.	10,000	29,268
	Wistron NeWeb Corp.	71,340	183,425
	Wiwynn Corp.	27,000	923,282
	Wonderful Hi-Tech Co. Ltd.	17,954	20,751
	Wowprime Corp.	12,000	44,970
	WPG Holdings Ltd.	542,400	995,052
#	WT Microelectronics Co. Ltd.	144,000	347,048
	WUS Printed Circuit Co. Ltd.	30,780	29,780
	XAC Automation Corp.	24,000	20,757
	X-Legend Entertainment Co. Ltd.	8,000	12,119
	Xxentria Technology Materials Corp.	37,000	82,424
	Ya Horng Electronic Co. Ltd.	8,000	11,771
	Yageo Corp.	89,202	1,204,006
*	Yang Ming Marine Transport Corp.	252,000	1,051,324
	YC INOX Co. Ltd.	55,000	58,920
	YCC Parts Manufacturing Co. Ltd.	13,000	15,629
	Yea Shin International Development Co. Ltd.	48,000	38,053

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yem Chio Co. Ltd.	121,999	$63,150
	Yen Sun Technology Corp.	9,000	10,184
	YFC-Boneagle Electric Co. Ltd.	29,000	19,900
	YFY, Inc.	145,000	152,735
	Yi Jinn Industrial Co. Ltd.	62,000	37,998
	Yi Shin Textile Industrial Co. Ltd.	7,000	11,259
*	Yieh Phui Enterprise Co. Ltd.	361,756	256,916
	YONGGU Group, Inc.	11,000	21,256
	Yonyu Plastics Co. Ltd.	23,000	27,280
	Young Fast Optoelectronics Co. Ltd.	17,000	17,262
	Youngtek Electronics Corp.	28,000	68,933
	Yuan High-Tech Development Co. Ltd.	7,200	24,539
	Yuanta Financial Holding Co. Ltd.	1,131,800	996,202
	Yuen Chang Stainless Steel Co. Ltd.	18,000	18,498
	Yuen Foong Yu Consumer Products Co. Ltd.	23,000	35,931
	Yulon Finance Corp.	50,769	394,924
	Yulon Motor Co. Ltd.	227,264	302,497
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	49,202
	Yungshin Construction & Development Co. Ltd.	26,000	62,199
	YungShin Global Holding Corp.	46,000	66,890
	Zeng Hsing Industrial Co. Ltd.	9,000	42,198
	Zenitron Corp.	45,000	57,659
	Zero One Technology Co. Ltd.	26,633	37,405
	Zhen Ding Technology Holding Ltd.	151,800	537,490
	Zhong Yang Technology Co. Ltd.	10,053	13,614
	Zig Sheng Industrial Co. Ltd.	86,000	40,249
#	ZillTek Technology Corp.	6,000	71,275
*	Zinwell Corp.	72,000	41,884
	Zippy Technology Corp.	30,000	43,017
	ZongTai Real Estate Development Co. Ltd.	46,000	52,366

TOTAL TAIWAN			159,908,011

THAILAND — (2.2%)
	2S Metal PCL	70,400	10,380
	AAPICO Hitech PCL, NVDR	34,100	23,298
	Advanced Information Technology PCL	278,000	57,223
	AEON Thana Sinsap Thailand PCL	25,400	142,759
	After You PCL	38,600	11,721
	AgriPure Holdings PLC	90,200	16,328
	AI Energy PCL	57,875	7,232
*	Airports of Thailand PCL	279,300	544,329
	AJ Plast PCL	70,300	34,893
	Amanah Leasing PCL	58,700	9,683
	Amata Corp. PCL	49,700	31,634
*	Ananda Development PCL	590,800	21,907
	AP Thailand PCL	861,500	296,809
	Asia Plus Group Holdings PCL	545,200	53,804
	Asia Sermkij Leasing PCL, NVDR	39,450	50,104
	Asian Insulators PCL	77,325	15,578
	Asian Sea Corp. PCL, Class F	44,200	21,423
	Asiasoft Corp. PCL	65,100	35,354
	Asset World Corp. PCL	436,700	61,712
	Bangchak Corp. PCL	378,200	369,918
	Bangkok Chain Hospital PCL	425,200	266,914
	Bangkok Commercial Asset Management PCL	350,600	196,541
	Bangkok Dusit Medical Services PCL, Class F	474,900	357,042
	Bangkok Expressway & Metro PCL	750,400	180,753
	Bangkok Insurance PCL	14,600	116,374
	Bangkok Land PCL	2,786,800	81,366

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangkok Life Assurance PCL, NVDR	16,100	$20,683
	BCPG PCL	285,200	102,422
	BEC World PCL	319,800	144,727
	Berli Jucker PCL	178,100	178,100
*	Bound & Beyond PCL	36,000	13,244
	BTS Group Holdings PCL	607,900	159,740
	Bumrungrad Hospital PCL	45,100	211,345
	Business Online PCL	27,800	10,065
	Cal-Comp Electronics Thailand PCL, Class F	1,253,416	93,686
	Carabao Group PCL, Class F	85,500	273,350
*	Central Plaza Hotel PCL	38,300	51,999
	Central Retail Corp. PCL	293,250	338,201
	CH Karnchang PCL	308,500	175,642
	Chularat Hospital PCL, Class F	1,577,000	179,571
	CIMB Thai Bank PCL	636,000	15,784
	Com7 PCL, Class F	317,200	386,660
*	Country Group Holdings PCL, Class F	314,000	11,368
	CP ALL PCL	400,300	759,693
	Delta Electronics Thailand PCL	28,700	304,178
*	Demco PCL	273,100	26,313
*	Dhipaya Group Holdings PCL	200,400	377,396
	Diamond Building Products PCL	101,400	22,648
	Do Day Dream PCL	27,700	12,940
	Dohome PCL	214,629	125,957
	Dynasty Ceramic PCL	1,232,400	110,106
	E for L Aim PCL	316,150	10,800
	Eastern Polymer Group PCL, Class F	275,100	81,928
	Eastern Power Group PCL	116,500	17,858
	Eastern Water Resources Development & Management PCL, Class F	200,000	44,088
	Ekachai Medical Care PCL	71,900	16,479
	Energy Absolute PCL	174,600	451,156
*	Esso Thailand PCL	375,400	102,481
*	Everland PCL	1,534,600	17,474
	Exotic Food PCL, Class F	52,700	26,004
	Forth Corp. PCL	77,600	95,159
	Forth Smart Service PCL	159,400	100,527
	Fortune Parts Industry PCL, Class F	205,700	18,258
	Frasers Property Thailand PCL	107,600	48,067
*	General Engineering PCL	1,886,200	16,521
	Global Green Chemicals PCL, Class F	200,700	82,038
	Gunkul Engineering PCL	1,441,700	244,142
	Haad Thip PCL	21,600	20,496
	Hana Microelectronics PCL	123,700	162,526
	Home Product Center PCL	807,600	353,693
	Humanica PCL	46,300	16,087
	Hwa Fong Rubber Thailand PCL	63,500	15,203
	Ichitan Group PCL	152,500	53,876
	Index Livingmall PCL	55,400	35,100
	Indorama Ventures PCL	101,600	134,231
	Infraset PCL	100,800	15,304
	Interlink Communication PCL	112,600	33,205
*	Interlink Telecom PCL	187,100	32,504
	Intouch Holdings PCL, Class F	36,200	73,985
	IRPC PCL	3,718,800	377,852
	IT City PCL	44,800	18,051
*	Jasmine International PCL	716,700	77,006
*	Jasmine Technology Solution PCL	20,800	335,229
	Jay Mart PCL	45,700	83,394
*	JKN Global Media PCL	125,400	23,615

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	JSP Property PCL	360,200	$12,305
	Jubilee Enterprise PCL	41,000	28,251
	JWD Infologistics PCL	92,500	43,752
	Kang Yong Electric PCL	1,200	12,823
	Karmarts PCL	361,500	53,829
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	9,542
	Kasikornbank PCL	46,600	208,169
	Kasikornbank PCL, NVDR	28,200	125,974
	KCE Electronics PCL	216,200	388,213
	Khon Kaen Sugar Industry PCL	439,200	52,576
	Kiatnakin Phatra Bank PCL	53,500	112,858
	Krung Thai Bank PCL	250,700	111,260
	Krungthai Card PCL	160,200	270,118
	Ladprao General Hospital PCL, Class F	40,000	6,657
	Lalin Property PCL	148,400	40,512
	Land & Houses PCL	1,151,300	321,019
	LH Financial Group PCL	907,300	35,232
	Loxley PCL	724,500	48,230
	LPN Development PCL	654,100	87,850
*	Master Ad PCL	1,102,400	25,750
*	MBK PCL	185,899	70,560
	MC Group PCL	106,000	28,009
*	MDX PCL	107,900	16,697
	Mega Lifesciences PCL	136,500	195,285
	Millcon Steel PCL	310,700	10,523
*	Minor International PCL	21,800	22,277
	MK Restaurants Group PCL	50,000	80,292
*	Mono Next PCL	305,000	21,550
	Muang Thai Insurance PCL	3,900	12,696
*	Nawarat Patanakarn PCL	500,000	11,387
	Netbay PCL	24,000	21,547
	Noble Development PCL	258,300	37,708
	Northeast Rubber PCL	106,900	21,068
	Origin Property PCL, Class F	284,600	91,404
	Osotspa PCL	375,500	383,723
*	Plan B Media PCL, Class F	1,089,472	249,704
	Polyplex Thailand PCL	89,700	65,474
*	Power Solution Technologies PCL, Class F	178,060	10,346
	Praram 9 Hospital PCL	32,600	13,326
	Premier Marketing PCL	111,900	31,365
	Prima Marine PCL	126,800	22,583
*	Principal Capital PCL	118,400	15,556
	Property Perfect PCL	2,922,200	42,660
	Pruksa Holding PCL	269,900	104,808
	PTG Energy PCL	287,500	120,037
	PTT Global Chemical PCL	253,100	369,489
	Pylon PCL	55,700	7,123
	Quality Houses PCL	2,547,100	166,584
	R&B Food Supply PCL	78,200	39,956
*	Raimon Land PCL	716,700	18,205
	Rajthanee Hospital PCL	31,400	30,712
	Ratchaphruek Hospital PCL, Class F	60,100	11,494
	Ratchthani Leasing PCL	563,737	72,093
	RPCG Pcl	310,500	12,511
*	RS PCL	101,200	52,004
	S 11 Group PCL	62,700	11,259
*	S Hotels & Resorts PCL	170,400	21,990
	S Kijchai Enterprise PCL, Class F	57,400	14,832
	Sabina PCL	24,600	16,951

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sahamitr Pressure Container PCL	71,900	$30,649
	Saha-Union PCL	41,400	37,472
*	Samart Corp. PCL	156,200	28,276
	Samart Telcoms PCL	76,700	15,340
	Sansiri PCL	5,141,200	175,626
	Sappe PCL	28,600	27,556
	SC Asset Corp. PCL	699,600	75,169
	SCB X PCL	74,300	249,474
	SCG Ceramics PCL	248,200	16,523
	SCG Packaging PCL	70,900	114,372
*	SEAFCO PCL	227,290	25,085
	Sena Development PCL	228,900	29,807
	Siam Global House PCL	592,052	376,839
*	Siam Wellness Group PCL, Class F	27,450	6,372
	Siamgas & Petrochemicals PCL	263,500	93,860
	Siamrajathanee PCL	19,200	9,025
	Sikarin PCL, Class F	132,000	55,498
*	Simat Technologies PCL	253,600	20,584
*	Singha Estate PCL	706,700	40,648
	Sino-Thai Engineering & Construction PCL	251,900	95,612
	SiS Distribution Thailand PCL	22,200	26,413
*	SKY ICT PCL, Class F	28,000	8,257
	SNC Former PCL	27,900	16,618
	Somboon Advance Technology PCL	40,500	22,349
	SPCG PCL	255,900	125,522
	Sri Trang Agro-Industry PCL	177,500	130,858
	Sri Trang Gloves Thailand PCL	379,700	269,393
	Sriracha Construction PCL	31,600	11,810
	Srisawad Corp. PCL	215,720	338,539
*	Srithai Superware PCL	359,200	13,214
	Srivichai Vejvivat PCL	64,300	18,398
	Star Petroleum Refining PCL	512,200	161,511
*	STARK Corp. PCL	768,800	105,500
*	Stars Microelectronics Thailand PCL	115,900	17,258
	Supalai PCL	424,100	271,176
	Super Energy Corp. PCL	6,971,700	177,091
	Susco PCL	321,100	31,313
	SVI PCL	89,600	21,190
	Synnex Thailand PCL	79,800	56,384
	Syntec Construction PCL	213,300	11,210
	TAC Consumer PCL, Class F	132,900	28,908
	Taokaenoi Food & Marketing PCL, Class F	110,400	24,981
*	Tata Steel Thailand PCL	502,200	20,675
	Thai Nakarin Hospital PCL	18,000	19,182
	Thai Oil PCL	379,700	626,366
	Thai President Foods PCL, Class F	7,500	44,234
*	Thai Reinsurance PCL	537,000	16,776
*	Thai Rubber Latex Group PCL	257,760	24,233
	Thai Stanley Electric PCL, Class F	4,600	22,966
	Thai Union Group PCL, Class F	470,500	232,159
	Thai Vegetable Oil PCL	117,100	110,262
	Thai Wah PCL, Class F	70,400	13,463
	Thaicom PCL	155,500	43,585
	Thanachart Capital PCL	61,800	72,626
	Thitikorn PCL	37,600	11,966
	Thonburi Healthcare Group PCL	69,900	125,514
	Tipco Asphalt PCL	183,800	87,473
	TIPCO Foods PCL	79,100	20,670
	Tisco Financial Group PCL	52,200	138,311

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TKS Technologies PCL	86,680	$31,382
	TMBThanachart Bank PCL	2,794,099	106,053
	TOA Paint Thailand PCL	267,000	226,073
	Total Access Communication PCL	122,400	164,391
	TQM Corp. PCL	56,000	81,343
*	Triton Holding PCL	1,264,900	8,125
	True Corp. PCL	1,701,400	239,438
*	TTCL PCL	66,100	9,109
	TTW PCL	352,100	113,083
*	U City PCL, Class F	986,100	49,521
	Union Auction PCL	46,200	12,680
*	Unique Engineering & Construction PCL	257,300	38,313
	United Paper PCL	103,100	50,572
	Univentures PCL	258,800	22,366
	Vanachai Group PCL	99,600	23,700
	VGI PCL	700,180	101,398
	WHA Corp. PCL	786,200	77,128
	WHA Utilities & Power PCL	172,400	20,638
	WICE Logistics PCL	20,000	11,095
	Workpoint Entertainment PCL	89,600	81,752
	Ziga Innovation PCL	86,300	27,969

TOTAL THAILAND			21,434,212

TURKEY — (0.4%)
	Agesa Hayat ve Emeklilik AS	7,786	10,541
	Akbank TAS	311,293	186,539
	Alkim Alkali Kimya AS	15,773	23,615
*	Anadolu Anonim Turk Sigorta Sirketi	58,272	24,093
	Anadolu Efes Biracilik Ve Malt Sanayii AS	19,192	38,182
	Anadolu Hayat Emeklilik AS	19,654	16,780
	Arcelik AS	39,236	177,595
	Aselsan Elektronik Sanayi Ve Ticaret AS	40,825	67,166
	Aygaz AS	5,453	11,971
	BIM Birlesik Magazalar AS	40,158	225,611
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,960	20,651
	Borusan Yatirim ve Pazarlama AS	1,401	36,045
	Coca-Cola Icecek AS	10,282	85,295
	Deva Holding AS	8,625	21,697
	Dogan Sirketler Grubu Holding AS	353,461	82,092
	Dogus Otomotiv Servis ve Ticaret AS	8,999	40,425
	EGE Endustri VE Ticaret AS	224	27,265
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	34,460	23,554
Ω	Enerjisa Enerji AS	38,665	36,653
	Eregli Demir ve Celik Fabrikalari TAS	55,419	124,804
*	Fenerbahce Futbol AS	6,067	14,015
	Ford Otomotiv Sanayi AS	7,423	149,137
	Goodyear Lastikleri TAS	25,809	17,374
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	43,353
*	GSD Holding AS	159,636	45,307
*	Gubre Fabrikalari TAS	6,562	35,460
#*	Hektas Ticaret TAS	100,220	149,349
*	Ihlas Holding AS	285,161	11,123
	Is Yatirim Menkul Degerler AS, Class A	42,746	59,062
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	31,320	26,561
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	23,017	19,642
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	78,533	79,507
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	175,589	15,479
*	Koza Altin Isletmeleri AS	3,880	44,819
*	Koza Anadolu Metal Madencilik Isletmeleri AS	50,496	106,404

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	$41,087
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	28,677
*	Migros Ticaret AS	7,362	22,476
*Ω	MLP Saglik Hizmetleri AS	10,490	22,362
	Otokar Otomotiv Ve Savunma Sanayi AS	2,650	74,255
*	Petkim Petrokimya Holding AS	223,129	143,244
*	Reysas Tasimacilik ve Lojistik Ticaret AS	39,132	12,869
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	44,514	56,506
#*	Sasa Polyester Sanayi AS	24,440	105,367
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,779	25,611
*	TAV Havalimanlari Holding AS	32,931	95,013
#	Tekfen Holding AS	27,917	37,014
*	Teknosa Ic Ve Dis Ticaret AS.	25,300	13,605
	Tofas Turk Otomobil Fabrikasi AS	34,780	184,219
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	88,108	33,520
	Turk Traktor ve Ziraat Makineleri AS	3,310	52,339
	Turkiye Garanti Bankasi AS	236,271	238,351
#*	Turkiye Halk Bankasi AS	130,977	47,590
*	Turkiye Petrol Rafinerileri AS	3,508	55,238
#*	Turkiye Sinai Kalkinma Bankasi AS	640,671	79,541
*	Turkiye Vakiflar Bankasi TAO, Class D	131,151	39,270
	Ulker Biskuvi Sanayi AS	20,543	23,084
	Vestel Elektronik Sanayi ve Ticaret AS	17,643	30,900
	Yapi ve Kredi Bankasi AS	379,984	124,353
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	22,874
*	Zorlu Enerji Elektrik Uretim AS	90,125	12,532

TOTAL TURKEY			3,719,063

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	306,705	847,834
	Abu Dhabi Islamic Bank PJSC	466,506	1,111,129
	Abu Dhabi National Hotels	20,140	22,176
	Abu Dhabi National Insurance Co. PSC	13,260	25,359
	Abu Dhabi National Oil Co. for Distribution PJSC	324,970	364,551
*	Abu Dhabi Ship Building Co. PJSC	15,970	17,339
	Agthia Group PJSC	79,524	92,313
*	Ajman Bank PJSC	162,820	35,441
	Aldar Properties PJSC	345,645	529,597
*	Amlak Finance PJSC	124,149	23,545
	Aramex PJSC	215,063	237,993
*	Deyaar Development PJSC	573,951	74,232
	Dubai Financial Market PJSC	117,561	84,195
	Dubai Investments PJSC	605,452	412,322
	Dubai Islamic Bank PJSC	237,600	415,601
*	Emaar Development PJSC	301,843	422,321
	Emaar Properties PJSC	546,072	941,893
	Emirates Driving Co.	4,631	26,203
	Emirates Integrated Telecommunications Co. PJSC	106,499	190,614
	Emirates NBD Bank PJSC	224,459	927,273
	Emirates Telecommunications Group Co. PJSC	281,260	2,690,185
*	Eshraq Investments PJSC	452,979	61,093
	First Abu Dhabi Bank PJSC	277,027	1,688,827
*	Gulf Pharmaceutical Industries PSC	31,634	11,830
*	International Holding Co. PJSC	6,187	367,093
*	Islamic Arab Insurance Co.	50,474	9,420
*	Manazel PJSC	301,353	38,868
	National Central Cooling Co. PJSC.	38,960	26,143
*	RAK Properties PJSC	397,886	83,620
	Ras Al Khaimah Ceramics.	132,162	99,947

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED ARAB EMIRATES — (Continued)
	SHUAA Capital PSC	265,287	$45,756
*	Union Properties PJSC	564,802	42,877

	TOTAL UNITED ARAB EMIRATES.		11,967,590

	UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	3,455	20,067

	UNITED STATES — (0.0%)
*	Kuke Music Holding Ltd., ADR	2,794	9,500
	Sempra Energy	684	110,880

	TOTAL UNITED STATES		120,380

	TOTAL COMMON STOCKS		936,333,378

	PREFERRED STOCKS — (0.9%)
	BRAZIL — (0.8%)
	Alpargatas SASeries D	19,235	76,256
	Banco ABC Brasil SA	24,427	78,064
Ω	Banco BMG SASeries B	27,100	15,238
	Banco Bradesco SA	487,480	1,772,852
	Banco do Estado do Rio Grande do Sul SA Class B	59,900	127,701
Ω	Banco Inter SA	34,168	36,145
	Banco Pan SA	32,900	62,287
	Braskem SA Class A	10,800	87,860
	Centrais Eletricas Brasileiras SA Class B	22,900	185,972
	Centrais Eletricas Santa CatarinaSeries A	3,500	39,467
	Cia de Saneamento do ParanaSeries A	115,531	91,136
	Cia de Transmissao de Energia Eletrica Paulista	38,500	195,928
	Cia Energetica de Minas Gerais	267,621	794,102
	Cia Energetica do Ceara Class A	2,900	31,880
	Cia Paranaense de Energia	428,216	644,409
	EMAE-Empresa Metropolitana de Aguas e Energia SA	800	5,842
	Eucatex SA Industria e Comercio	27,000	54,558
	Gerdau SA	104,500	591,200
	Grazziotin SA	2,000	13,301
	Itau Unibanco Holding SA	465,918	2,249,510
	Marcopolo SA	188,554	101,829
	Randon SA Implementos e Participacoes	56,100	121,075
	Schulz SA	17,600	16,198
	Track & Field Co. SA	4,600	10,514
	Unipar Carbocloro SA Class B	15,510	301,199

	TOTAL BRAZIL		7,704,523

	CHILE — (0.1%)
	Embotelladora Andina SA Class B	64,229	116,744
	Sociedad Quimica y Minera de Chile SA Class B	5,971	443,225

	TOTAL CHILE		559,969

	COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	17,036
	Bancolombia SA	2,120	20,568
	Grupo Aval Acciones y Valores SA	506,070	108,681
	Grupo de Inversiones Suramericana SA	17,134	94,847

	TOTAL COLOMBIA		241,132

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	3,315	$2,858

SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	237	13,900

TAIWAN — (0.0%)
* China Development Financial Holding Corp.	407,904	124,821

THAILAND — (0.0%)
* U City PCL	1,840,500	57,499

TOTAL PREFERRED STOCKS		8,704,702

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Alper Consultoria e Corretora de Seguros SA Rights 05/11/2022	300	17

HONG KONG — (0.0%)
* Norinco International Cooperation Ltd. Rights 04/11/2022	5,610	1,874
* Orient Securities Co. Ltd. Rights 05/20/2022	42,112	0
* Zhong An Group Ltd. Rights12/31/22	4,569	0

TOTAL HONG KONG		1,874

MALAYSIA — (0.0%)
* PESTECH International Bhd Warrants 12/15/28	12,862	783

PHILIPPINES — (0.0%)
* UBP PALS Rights Rights 05/06/2022	25,069	3,933

QATAR — (0.0%)
* Qatar First Bank Rights 04/19/2022	40,651	4,108

SOUTH KOREA — (0.0%)
* Unitrontech Co. Ltd. Rights 4/26/22	472	469

TAIWAN — (0.0%)
* Medigen Vaccine Biologics Corp. Rights 06/10/2022	525	543

THAILAND — (0.0%)
* Advanced Information Technology PCL Warrants 01/12/24	139,000	16,152
* EP W4 Warrants 04/27/2023.	29,125	0
* MBK PCL Warrants 03/23/2023	7,436	2,171
* Tritn W5 Warrants 03/15/2023	252,980	0
* TTB W1 Warrants 04/21/2023	27,941	286
* VGI PCL Warrants 03/30/2023	161,580	0

TOTAL THAILAND		18,609

TOTAL RIGHTS/WARRANTS		30,336

TOTAL INVESTMENT SECURITIES (Cost $913,485,162)		945,068,416

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	1,319,922	15,267,540

TOTAL INVESTMENTS — (100.0%) (Cost $928,752,046)		$960,335,956

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$35,782,799	$129,842	—		$35,912,641
Chile	1,303,081	2,977,625	—		4,280,706
China	27,432,271	257,655,754	$150,628		285,238,653
Colombia	953,371	—	—		953,371
Czech Republic	—	269,451	—		269,451
Egypt	254,509	—	—		254,509
Greece	—	3,158,129	—		3,158,129
Hong Kong	—	28,072	—		28,072
Hungary	—	949,771	—		949,771
India	8,948,829	133,194,748	—		142,143,577
Indonesia	359,502	12,671,715	6,820		13,038,037
Malaysia	—	11,227,725	33,474		11,261,199
Mexico	16,883,289	64,354	—		16,947,643
Peru	959,740	—	—		959,740
Philippines	—	4,843,669	—		4,843,669
Poland	—	5,983,121	—		5,983,121
Qatar	—	8,997,766	—		8,997,766
Saudi Arabia	51,841	34,695,403	—		34,747,244
South Africa	4,668,565	20,680,304	—		25,348,869
South Korea	4,458,858	139,353,807	16,206		143,828,871
Switzerland	—	19,016	—		19,016
Taiwan	9,486,071	150,418,271	3,669		159,908,011
Thailand	20,644,614	789,598	—		21,434,212
Turkey	—	3,719,063	—		3,719,063
United Arab Emirates	—	11,967,590	—		11,967,590
United Kingdom	—	20,067	—		20,067
United States	120,380	—	—		120,380
Preferred Stocks
Brazil	7,689,285	15,238	—		7,704,523
Chile	—	559,969	—		559,969
Colombia	241,132	—	—		241,132
Philippines	—	2,858	—		2,858
South Korea	—	13,900	—		13,900
Taiwan	—	124,821	—		124,821
Thailand	57,499	—	—		57,499
Rights/Warrants
Brazil	—	17	—		17
Hong Kong	—	1,874	—		1,874
Malaysia	—	783	—		783
Philippines	—	3,933	—		3,933
Qatar	—	4,108	—		4,108
South Korea	—	469	—		469
Taiwan	—	543	—		543
Thailand	—	18,609	—		18,609
Securities Lending Collateral	—	15,267,540	—		15,267,540

TOTAL	$140,295,636	$819,829,523	$210,797	^	$960,335,956

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (3.1%)
#*	AMC Networks, Inc., Class A	12,176	$397,303
	ATN International, Inc.	7,726	305,177
*	Audacy, Inc.	59,655	151,524
#*	Ballantyne Strong, Inc.	3,604	10,992
*	Beasley Broadcast Group, Inc., Class A	1,850	3,126
*	Boston Omaha Corp., Class A	7,976	166,220
*	Cars.com, Inc.	24,227	269,404
*	comScore, Inc.	27,363	55,273
*	Consolidated Communications Holdings, Inc.	31,699	188,609
*	Contra Costa Communications	574	0
*	Cumulus Media, Inc., Class A	6,195	85,305
*	Daily Journal Corp.	333	85,631
#	DallasNews Corp.	1,691	11,161
*	DHI Group, Inc.	19,403	107,881
*	EchoStar Corp., Class A	12,908	301,402
	Entravision Communications Corp., Class A	24,076	124,473
*	EW Scripps Co., Class A	21,831	359,338
#*	Fluent, Inc.	20,680	27,711
*	Gaia, Inc.	2,866	14,158
*	Gannett Co., Inc.	42,751	171,431
	Gray Television, Inc.	34,432	637,681
*	Hemisphere Media Group, Inc.	4,820	18,750
*	iHeartMedia, Inc., Class A	637	10,186
*	IMAX Corp.	1,161	18,367
	John Wiley & Sons, Inc., Class A	8,800	447,832
*	Lee Enterprises, Inc.	450	10,845
*	Liberty Latin America Ltd., Class A	13,962	129,009
*	Liberty Latin America Ltd., Class C	48,843	451,309
*	Liberty Media Corp.-Liberty Formula One, Class A	5,120	293,990
*	Liberty Media Corp.-Liberty Formula One, Class C	24,768	1,543,789
*	Lions Gate Entertainment Corp., Class A	25,118	338,842
*	Lions Gate Entertainment Corp., Class B	40,483	508,871
*	Loyalty Ventures, Inc.	2,745	35,109
#	Lumen Technologies, Inc.	108,332	1,089,820
*	Madison Square Garden Entertainment Corp.	5,852	428,659
*	Marchex, Inc., Class B	494	860
#*	Marcus Corp.	10,670	167,839
††	Media General, Inc.	11,816	1,462
	News Corp., Class A	65,854	1,307,860
	News Corp., Class B	33,534	667,662
	Nexstar Media Group, Inc., Class A	10,495	1,662,618
*	QuinStreet, Inc.	17,191	163,486
*	Reading International, Inc., Class A	5,626	22,448
	Saga Communications, Inc., Class A	1,966	44,687
	Scholastic Corp.	12,307	453,513
	Shenandoah Telecommunications Co.	16,972	342,834
	Spok Holdings, Inc.	6,453	44,397
	TEGNA, Inc.	40,283	888,240
	Telephone & Data Systems, Inc.	34,302	628,413
*	TrueCar, Inc.	38,354	137,307
*	U.S. Cellular Corp.	12,128	349,044
*	Urban One, Inc.	2,835	22,935
*	Yelp, Inc.	7,894	256,792
*	Ziff Davis, Inc.	1,100	97,196

TOTAL COMMUNICATION SERVICES			16,058,771

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (11.8%)
*	1-800-Flowers.com, Inc., Class A	4,007	$40,871
	Aaron’s Co., Inc.	5,963	122,420
*	Abercrombie & Fitch Co., Class A	23,086	798,314
	Academy Sports & Outdoors, Inc.	13,501	504,397
	Acushnet Holdings Corp.	23,779	968,756
*	Adient PLC	18,773	640,910
#	ADT, Inc.	69,710	477,513
*	Adtalem Global Education, Inc.	24,213	709,683
*	American Axle & Manufacturing Holdings, Inc.	57,192	378,611
#	American Eagle Outfitters, Inc.	48,485	732,608
*	American Outdoor Brands, Inc.	6,121	77,125
*	American Public Education, Inc.	8,426	163,801
*	America’s Car-Mart, Inc.	2,043	165,177
*	Ark Restaurants Corp.	411	7,398
*	Asbury Automotive Group, Inc.	4,617	848,189
	Autoliv, Inc.	17,331	1,276,948
*	AutoNation, Inc.	26,751	3,100,708
*	Barnes & Noble Education, Inc.	19,903	60,505
	Bassett Furniture Industries, Inc.	5,100	84,456
*	Beazer Homes USA, Inc.	3,312	49,945
#	Big 5 Sporting Goods Corp.	7,076	102,390
#	Big Lots, Inc.	12,940	399,846
*	Biglari Holdings, Inc., Class A	30	20,498
*	Biglari Holdings, Inc., Class B	623	84,971
*	BJ’s Restaurants, Inc.	7,034	195,475
	Bluegreen Vacations Holding Corp.	3,696	97,205
	BorgWarner, Inc.	61,074	2,249,355
#	Buckle, Inc.	1,387	43,080
	Build-A-Bear Workshop, Inc.	7,383	139,834
	Caleres, Inc.	6,400	146,752
*	Capri Holdings Ltd.	19,485	929,434
	Carriage Services, Inc.	5,095	218,525
	Carrols Restaurant Group, Inc.	20,081	32,130
	Carter’s, Inc.	661	55,683
	Cato Corp., Class A	9,508	128,833
*	Cavco Industries, Inc.	1,774	419,108
	Century Communities, Inc.	12,155	640,812
*	Charles & Colvard Ltd.	6,594	9,232
*	Chico’s FAS, Inc.	24,260	128,578
*	Chuy’s Holdings, Inc.	7,232	180,872
	Clarus Corp.	3,414	76,303
#*	Conn’s, Inc.	11,092	173,590
*	Container Store Group, Inc.	17,377	132,934
††	Contra Zagg, Inc.	14,243	1,282
*	Cooper-Standard Holdings, Inc.	6,164	28,416
	Crown Crafts, Inc.	1,600	10,016
	Culp, Inc.	4,293	27,733
	Dana, Inc.	41,668	617,103
*	Delta Apparel, Inc.	2,727	79,028
#	Designer Brands, Inc., Class A	26,813	370,556
	Dick’s Sporting Goods, Inc.	5,453	525,778
	Dillard’s, Inc., Class A	7,236	2,198,369
*	Dorman Products, Inc.	2,249	222,021
*	Duluth Holdings, Inc., Class B	3,948	48,363
*	El Pollo Loco Holdings, Inc.	14,162	150,825

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Escalade, Inc.	3,057	$40,200
	Ethan Allen Interiors, Inc.	9,593	227,738
#*	Fiesta Restaurant Group, Inc.	10,438	70,978
	Flexsteel Industries, Inc.	3,534	76,652
	Foot Locker, Inc.	28,027	821,471
*	Fossil Group, Inc.	21,842	215,799
	Franchise Group, Inc.	1,670	62,274
*	Funko, Inc., Class A	2,497	40,676
	Gap, Inc.	11,558	143,550
*	Genesco, Inc.	5,677	352,144
*	Gentherm, Inc.	1,027	69,240
*	G-III Apparel Group Ltd.	13,911	368,363
*	Goodyear Tire & Rubber Co.	96,810	1,289,509
	Graham Holdings Co., Class B	1,254	742,832
*	Grand Canyon Education, Inc.	2,537	243,476
*	Green Brick Partners, Inc.	11,839	233,228
	Group 1 Automotive, Inc.	5,236	911,797
	Guess?, Inc.	16,277	365,744
	Hamilton Beach Brands Holding Co., Class A	1,500	14,040
	Harley-Davidson, Inc.	10,453	381,012
#	Haverty Furniture Cos., Inc.	7,037	174,729
	Hibbett, Inc.	6,023	260,073
	Hooker Furnishings Corp.	6,091	102,694
*	Horizon Global Corp.	2,583	9,609
*	iRobot Corp.	2,338	118,420
	Johnson Outdoors, Inc., Class A	3,466	265,080
	KB Home	23,737	769,791
	Kohl’s Corp.	32,756	1,895,917
*	Lakeland Industries, Inc.	3,668	59,348
*	Lands’ End, Inc.	9,125	127,933
	Laureate Education, Inc., Class A	35,805	405,671
	La-Z-Boy, Inc.	11,860	311,681
*	Lazydays Holdings, Inc.	1,339	26,017
	LCI Industries	2,101	204,469
	Lear Corp.	7,653	979,125
*	Legacy Housing Corp.	1,981	34,707
	Leggett & Platt, Inc.	3,184	113,446
*	LGI Homes, Inc.	4,516	423,194
	Lifetime Brands, Inc.	6,598	83,267
*	Lincoln Educational Services Corp.	5,134	36,708
	Lithia Motors, Inc.	4,410	1,248,603
*	LL Flooring Holdings, Inc.	11,552	159,533
*	M/I Homes, Inc.	5,985	265,016
	Macy’s, Inc.	55,859	1,350,112
*	MarineMax, Inc.	7,758	317,457
	Marriott Vacations Worldwide Corp.	2,980	445,003
	MDC Holdings, Inc.	20,079	741,116
*	Meritage Homes Corp.	9,691	799,992
*	Modine Manufacturing Co.	21,737	171,722
*	Mohawk Industries, Inc.	13,614	1,920,391
*	Monarch Casino & Resort, Inc.	777	54,507
	Monro, Inc.	4,434	202,767
*	Motorcar Parts of America, Inc.	9,753	148,343
	Movado Group, Inc.	6,249	224,777
*	Nautilus, Inc.	5,316	16,001
	Newell Brands, Inc.	9,950	230,343
*	ODP Corp.	14,031	603,754
#*	Ollie’s Bargain Outlet Holdings, Inc.	1,829	87,883
	Oxford Industries, Inc.	2,842	254,643

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Patrick Industries, Inc.	1,978	$123,131
	Penske Automotive Group, Inc.	18,053	1,892,315
*	Perdoceo Education Corp.	26,021	290,915
*	Playa Hotels & Resorts NV	32,295	304,865
*	Potbelly Corp.	1,897	12,217
	PulteGroup, Inc.	31,830	1,329,221
	PVH Corp.	15,182	1,104,946
	Qurate Retail, Inc., Class A	97,260	409,465
	RCI Hospitality Holdings, Inc.	2,105	130,426
	Rent-A-Center, Inc.	1,547	37,314
	Rocky Brands, Inc.	2,500	96,275
	Shoe Carnival, Inc.	10,721	323,667
#	Signet Jewelers Ltd.	17,468	1,226,254
	Smith & Wesson Brands, Inc.	13,047	179,135
	Sonic Automotive, Inc., Class A	9,081	386,397
*	Sportsman’s Warehouse Holdings, Inc.	11,910	114,455
	Standard Motor Products, Inc.	8,648	369,097
*	Stoneridge, Inc.	6,084	119,916
	Strategic Education, Inc.	1,280	82,688
*	Strattec Security Corp.	1,214	43,036
*	Stride, Inc.	11,866	466,334
	Superior Group of Cos., Inc.	6,372	101,315
	Tapestry, Inc.	1,170	38,516
*	Taylor Morrison Home Corp.	31,597	827,525
*	Terminix Global Holdings, Inc.	9,717	445,913
#	Thor Industries, Inc.	6,040	462,362
	Tile Shop Holdings, Inc.	1,689	10,100
	Tilly’s, Inc., Class A	10,706	94,427
	Toll Brothers, Inc.	41,698	1,933,536
*	TravelCenters of America, Inc.	3,204	121,784
*	Tri Pointe Homes, Inc.	44,693	923,804
*	Unifi, Inc.	7,691	112,827
*	Universal Electronics, Inc.	5,747	169,537
*	Universal Technical Institute, Inc.	11,376	117,855
*	Urban Outfitters, Inc.	29,491	701,886
*	Vera Bradley, Inc.	15,150	93,173
*	Vista Outdoor, Inc.	21,381	753,253
*	VOXX International Corp.	10,845	82,097
	Weyco Group, Inc.	4,329	106,537
#	Winnebago Industries, Inc.	9,948	529,035
*	Zovio, Inc.	7,465	5,448
*	Zumiez, Inc.	9,329	341,721

TOTAL CONSUMER DISCRETIONARY			61,422,550

CONSUMER STAPLES — (5.0%)
	Alico, Inc.	2,845	112,861
	Andersons, Inc.	14,124	709,449
	B&G Foods, Inc.	4,873	131,230
*	BellRing Brands, Inc.	22,906	490,876
	Bunge Ltd.	28,462	3,219,621
	Calavo Growers, Inc.	1,892	68,566
	Cal-Maine Foods, Inc.	10,128	544,177
*	Central Garden & Pet Co.	3,513	153,834
*	Central Garden & Pet Co., Class A	12,005	496,767
*	Coty, Inc., Class A	14,363	116,484
*	Darling Ingredients, Inc.	4,425	324,751
	Edgewell Personal Care Co.	14,048	535,791
*	Farmer Bros Co.	6,541	41,077
	Fresh Del Monte Produce, Inc.	18,393	479,138

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Grocery Outlet Holding Corp.	9,107	$306,633
*	Hain Celestial Group, Inc.	6,518	218,614
*	Hostess Brands, Inc.	35,279	800,481
	Ingles Markets, Inc., Class A	4,679	435,708
	Ingredion, Inc.	16,736	1,424,401
#	J&J Snack Foods Corp.	588	88,024
*	Landec Corp.	11,351	112,942
*	Lifevantage Corp.	3,000	11,700
	Limoneira Co.	7,483	89,347
#	MGP Ingredients, Inc.	2,185	199,556
	Molson Coors Beverage Co., Class B	54,039	2,925,671
*	Natural Alternatives International, Inc.	1,808	17,700
	Natural Grocers by Vitamin Cottage, Inc.	9,245	188,506
*	Nature’s Sunshine Products, Inc.	6,068	100,486
	Nu Skin Enterprises, Inc., Class A	8,787	374,678
	Ocean Bio-Chem, Inc.	2,771	21,503
	Oil-Dri Corp. of America	2,382	59,431
*	Performance Food Group Co.	3,147	154,990
*	Pilgrim’s Pride Corp.	18,165	514,978
*	Post Holdings, Inc.	18,068	1,344,079
	PriceSmart, Inc.	6,435	511,261
#*	Rite Aid Corp.	16,987	108,207
	Sanderson Farms, Inc.	4,750	899,507
	Seaboard Corp.	160	675,998
*	Seneca Foods Corp., Class A	2,914	158,085
*	Simply Good Foods Co.	18,777	782,062
	SpartanNash Co.	13,807	473,304
	Spectrum Brands Holdings, Inc.	6,091	518,161
*	Sprouts Farmers Market, Inc.	18,713	557,647
#	Tootsie Roll Industries, Inc.	4,946	173,258
*	TreeHouse Foods, Inc.	22,596	711,774
*	U.S. Foods Holding Corp.	35,789	1,346,382
*	United Natural Foods, Inc.	20,667	887,234
	Universal Corp.	6,917	400,148
	Village Super Market, Inc., Class A	4,625	107,254
#	Weis Markets, Inc.	9,607	767,407
*	Whole Earth Brands, Inc.	7,556	52,212
*	Willamette Valley Vineyards, Inc.	206	1,912

TOTAL CONSUMER STAPLES			25,945,863

ENERGY — (9.9%)
	Adams Resources & Energy, Inc.	489	19,007
*	Alto Ingredients, Inc.	17,564	101,344
	Antero Midstream Corp.	64,094	658,245
*	Antero Resources Corp.	88,097	3,101,014
	APA Corp.	4,606	188,524
#	Arch Resources, Inc.	1,542	256,558
	Archrock, Inc.	70,621	615,109
*	Ardmore Shipping Corp.	14,641	91,213
	Berry Corp.	31,568	346,301
	Brigham Minerals, Inc., Class A	1,560	38,657
*	Bristow Group, Inc.	3,391	101,120
	Cabot Oil & Gas Corp.	49,217	1,416,957
	California Resources Corp.	237	9,530
*	Callon Petroleum Co.	7,420	380,423
*	Centennial Resource Development, Inc., Class A	49,831	385,692
	ChampionX Corp.	26,534	559,867
#	Chesapeake Energy Corp.	4,339	355,885
	Civitas Resources, Inc.	6,571	385,192

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Clean Energy Fuels Corp.	47,807	$280,149
*	CNX Resources Corp.	65,883	1,353,896
*	Comstock Resources, Inc.	11,205	190,821
*	CONSOL Energy, Inc.	11,372	540,739
	Continental Resources, Inc.	49,397	2,744,991
	CVR Energy, Inc.	8,939	224,101
*	Delek U.S. Holdings, Inc.	25,103	607,493
	DHT Holdings, Inc.	67,315	378,310
*	DMC Global, Inc.	1,717	34,323
	Dorian LPG Ltd.	11,466	168,780
*	Dril-Quip, Inc.	11,338	327,441
*	DTE Midstream LLC	220	11,825
#*	Earthstone Energy, Inc., Class A	20,724	279,567
	EnLink Midstream LLC	104,756	1,033,942
#	EQT Corp.	56,714	2,254,382
	Equitrans Midstream Corp.	68,912	541,648
#*	Expro Group Holdings NV	9,712	148,399
*	Exterran Corp.	10,215	69,360
	Falcon Minerals Corp.	4,964	33,755
*	Forum Energy Technologies, Inc.	844	17,834
*	Geospace Technologies Corp.	4,922	28,449
#*	Green Plains, Inc.	13,574	381,022
*	Gulf Island Fabrication, Inc.	6,655	24,757
#*	Hallador Energy Co.	10,209	43,490
*	Helix Energy Solutions Group, Inc.	68,163	280,150
	Helmerich & Payne, Inc.	28,986	1,334,226
*	HF Sinclair Corp.	46,995	1,786,750
*	Independence Contract Drilling, Inc.	257	1,059
	International Seaways, Inc.	12,906	272,704
*	Kosmos Energy Ltd.	52,843	357,219
*	Liberty Energy, Inc., Class A	10,472	169,018
*	Mammoth Energy Services, Inc.	2,793	6,089
	Marathon Oil Corp.	169,881	4,233,435
	Matador Resources Co.	37,489	1,830,213
	Murphy Oil Corp.	56,393	2,147,445
*	Nabors Industries Ltd.	2,457	379,901
	NACCO Industries, Inc., Class A	2,143	98,749
#*	National Energy Services Reunited Corp.	19,332	129,331
*	Natural Gas Services Group, Inc.	4,280	52,558
*	Newpark Resources, Inc.	39,705	138,570
*	NextDecade Corp.	9,128	51,026
*	NexTier Oilfield Solutions, Inc.	73,146	806,800
#	Nordic American Tankers Ltd.	31,404	80,394
	NOV, Inc.	4,653	84,359
*	Oceaneering International, Inc.	16,880	191,250
*	Oil States International, Inc.	26,031	175,970
*	Overseas Shipholding Group, Inc., Class A	37,917	78,867
	Patterson-UTI Energy, Inc.	59,204	973,314
*	PBF Energy, Inc., Class A	30,503	886,417
	PDC Energy, Inc.	34,743	2,422,977
*	Peabody Energy Corp.	21,777	493,031
#	PHX Minerals, Inc.	9,307	32,668
*	ProPetro Holding Corp.	34,143	482,782
*	Range Resources Corp.	85,010	2,545,199
*	Ranger Oil Corp., Class A	3,927	125,075
*	Renewable Energy Group, Inc.	15,040	918,342
*	REX American Resources Corp.	2,114	178,908
#*	RPC, Inc.	49,574	512,595
*	SandRidge Energy, Inc.	13,033	242,023

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Scorpio Tankers, Inc.	18,064	$446,723
*	SEACOR Marine Holdings, Inc.	6,515	46,908
*	Select Energy Services, Inc., Class A	37,982	294,740
	SFL Corp. Ltd.	51,732	513,181
#*	SilverBow Resources, Inc.	4,776	174,802
	SM Energy Co.	36,523	1,297,662
*	Smart Sand, Inc.	3,473	15,108
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	120,218
*	Talos Energy, Inc.	28,991	526,766
*	TechnipFMC PLC	103,602	716,926
*	Teekay Corp.	400	1,296
*	Teekay Tankers Ltd., Class A	11,783	188,646
*	Tidewater, Inc.	16,479	328,921
*	Transocean Ltd.	86,442	325,022
*	U.S. Silica Holdings, Inc.	27,830	517,081
	VAALCO Energy, Inc.	7,764	50,777
	Whiting Petroleum Corp.	3,876	283,142
	World Fuel Services Corp.	20,183	488,832

TOTAL ENERGY			51,566,277

FINANCIALS — (24.6%)
	1st Source Corp.	6,479	280,346
	ACNB Corp.	539	18,450
	Alerus Financial Corp.	3,812	97,397
*	Alleghany Corp.	3,959	3,311,703
	Allegiance Bancshares, Inc.	8,718	356,217
	Amalgamated Financial Corp.	3,471	61,055
	A-Mark Precious Metals, Inc.	1,002	78,958
*	Ambac Financial Group, Inc.	20,013	154,700
	Amerant Bancorp, Inc.	11,050	293,819
	American Equity Investment Life Holding Co.	38,907	1,467,572
	American Financial Group, Inc.	918	127,125
#	American National Bankshares, Inc.	4,649	161,506
	American National Group, Inc.	4,678	882,318
	Ameris Bancorp	24,607	1,026,112
	AMERISAFE, Inc.	1,299	60,209
	AmeriServ Financial, Inc.	6,300	25,011
	Ames National Corp.	601	14,063
	Argo Group International Holdings Ltd.	10,698	457,874
	Arrow Financial Corp.	7,176	224,609
*	AssetMark Financial Holdings, Inc.	3,544	68,151
	Associated Banc-Corp.	61,999	1,236,880
	Assured Guaranty Ltd.	28,997	1,599,185
	Atlantic Union Bankshares Corp.	27,324	923,005
*	Atlanticus Holdings Corp.	1,300	55,952
	Auburn National BanCorp, Inc.	44	1,344
	Axis Capital Holdings Ltd.	20,107	1,152,734
	Banc of California, Inc.	21,123	381,059
#	BancFirst Corp.	1,252	102,351
*	Bancorp, Inc.	12,957	293,994
	Bank of Marin Bancorp	7,160	223,822
	Bank of NT Butterfield & Son Ltd.	586	18,770
	Bank OZK	38,452	1,477,326
	BankFinancial Corp.	6,411	65,456
	BankUnited, Inc.	22,081	828,921
	Bankwell Financial Group, Inc.	1,038	35,292
	Banner Corp.	11,924	640,319
	Bar Harbor Bankshares	5,174	135,093
	Baycom Corp.	2,685	60,815

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	5,311	$100,059
	Berkshire Hills Bancorp, Inc.	19,508	482,628
*	Blucora, Inc.	13,470	272,767
	Blue Ridge Bankshares, Inc.	2,036	29,665
	BOK Financial Corp.	14,497	1,202,236
*	Bridgewater Bancshares, Inc.	5,101	81,718
*	Brighthouse Financial, Inc.	10,885	559,054
	Brookline Bancorp, Inc.	26,389	381,585
	Business First Bancshares, Inc.	3,239	71,776
	Byline Bancorp, Inc.	9,622	225,732
	C&F Financial Corp.	703	36,415
	Cadence Bank	39,807	996,767
	Cambridge Bancorp	439	35,871
	Camden National Corp.	6,936	310,386
*	Cannae Holdings, Inc.	8,670	194,208
	Capital City Bank Group, Inc.	6,830	174,916
	Capitol Federal Financial, Inc.	50,239	483,802
	Capstar Financial Holdings, Inc.	6,014	121,182
*	Carter Bankshares, Inc.	6,027	98,602
	Cathay General Bancorp	23,600	946,124
#	CBTX, Inc.	5,686	162,165
	Central Pacific Financial Corp.	6,301	152,358
	Central Valley Community Bancorp	2,922	56,424
	Chemung Financial Corp.	665	31,574
	Citizens & Northern Corp.	4,536	106,188
	Citizens Community Bancorp, Inc.	2,054	26,928
	Citizens Financial Group, Inc.	19,811	780,553
	Citizens Holding Co.	171	3,164
	City Holding Co.	2,366	183,081
	Civista Bancshares, Inc.	4,446	92,566
	CNA Financial Corp.	4,893	232,124
	CNB Financial Corp.	7,435	184,760
	CNO Financial Group, Inc.	28,026	676,548
	Codorus Valley Bancorp, Inc.	1,078	25,764
	Columbia Banking System, Inc.	24,788	696,047
	Comerica, Inc.	19,381	1,587,304
	Community Financial Corp.	360	14,738
	Community Trust Bancorp, Inc.	8,489	337,947
	ConnectOne Bancorp, Inc.	15,182	422,971
*	Consumer Portfolio Services, Inc.	8,521	97,139
	Cowen, Inc., Class A	10,784	246,414
*	CrossFirst Bankshares, Inc.	13,057	167,260
*	Customers Bancorp, Inc.	14,267	600,213
	CVB Financial Corp.	17,694	407,316
	Dime Community Bancshares, Inc.	14,352	451,227
	Donegal Group, Inc., Class A	12,134	164,173
	Donegal Group, Inc., Class B	592	7,897
	Eagle Bancorp Montana, Inc.	600	12,180
	Eagle Bancorp, Inc.	7,739	389,659
	Eastern Bankshares, Inc.	578	11,074
#*	Elevate Credit, Inc.	9,600	28,416
	Employers Holdings, Inc.	11,498	452,331
#*	Encore Capital Group, Inc.	9,845	569,139
*	Enova International, Inc.	14,675	548,845
*	Enstar Group Ltd.	2,602	613,421
	Enterprise Bancorp, Inc.	1,225	41,589
	Enterprise Financial Services Corp.	5,131	226,636
	Equitable Holdings, Inc.	24,028	692,727
	Equity Bancshares, Inc., Class A	7,450	227,449

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Esquire Financial Holdings, Inc.	539	$19,404
	ESSA Bancorp, Inc.	1,308	22,498
	Essent Group Ltd.	6,293	255,055
	Evans Bancorp, Inc.	605	23,063
	Everest Re Group Ltd.	8,793	2,415,525
*	EZCORP, Inc., Class A	26,952	188,664
	Farmers National Banc Corp.	8,545	130,909
	FB Financial Corp.	6,292	242,431
	Federal Agricultural Mortgage Corp., Class C	1,759	180,174
*	FedNat Holding Co.	7,359	3,899
	Fidelity National Financial, Inc.	5,288	210,568
	Financial Institutions, Inc.	7,094	197,497
	First American Financial Corp.	18,059	1,053,020
	First BanCorp	55,624	757,043
	First BanCorp	9,001	337,177
	First Bancorp, Inc.	2,309	64,998
	First Bancshares, Inc.	6,589	212,100
	First Bank	2,661	37,946
	First Busey Corp.	15,912	357,543
	First Business Financial Services, Inc.	2,566	88,963
	First Citizens BancShares, Inc., Class A	1,441	921,347
	First Commonwealth Financial Corp.	25,463	343,241
	First Community Bankshares, Inc.	8,110	215,969
	First Financial Bancorp	27,539	563,173
	First Financial Corp.	2,966	126,411
	First Financial Northwest, Inc.	2,949	50,428
	First Foundation, Inc.	10,490	233,088
	First Hawaiian, Inc.	14,218	335,687
	First Horizon Corp.	138,417	3,097,772
	First Internet Bancorp	4,265	164,160
	First Interstate BancSystem, Inc., Class A	23,344	759,147
	First Merchants Corp.	12,711	498,144
	First Mid Bancshares, Inc.	5,510	198,580
	First Northwest Bancorp	2,324	48,734
	First of Long Island Corp.	10,276	172,431
*	First Western Financial, Inc.	277	9,091
	Flagstar Bancorp, Inc.	16,766	591,840
	Flushing Financial Corp.	14,551	312,846
	FNB Corp.	73,822	850,429
	FS Bancorp, Inc.	1,998	58,721
	Fulton Financial Corp.	42,999	652,295
*	Genworth Financial, Inc., Class A	101,573	376,836
	German American Bancorp, Inc.	3,109	109,126
	Glacier Bancorp, Inc.	427	19,540
	Global Indemnity Group LLC, Class A	4,049	105,031
	Globe Life, Inc.	18,236	1,788,587
	Great Southern Bancorp, Inc.	6,083	345,149
*	Green Dot Corp., Class A	3,926	103,960
#*	Greenlight Capital Re Ltd., Class A	12,464	85,752
	Guaranty Bancshares, Inc.	1,107	38,081
*	Hallmark Financial Services, Inc.	5,065	16,968
	Hancock Whitney Corp.	22,857	1,069,022
	Hanmi Financial Corp.	14,312	331,323
	Hanover Insurance Group, Inc.	267	39,201
	HarborOne Bancorp, Inc.	16,379	219,315
	Heartland Financial USA, Inc.	8,508	372,395
	Heritage Commerce Corp.	28,937	324,963
	Heritage Financial Corp.	14,880	360,394
	Heritage Insurance Holdings, Inc.	11,019	46,941

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hilltop Holdings, Inc.	21,057	$536,743
	HMN Financial, Inc.	750	18,135
	Home Bancorp, Inc.	2,046	78,423
	Home BancShares, Inc.	8,691	187,899
	HomeStreet, Inc.	8,369	339,698
	HomeTrust Bancshares, Inc.	4,946	133,690
	Hope Bancorp, Inc.	36,109	516,359
	Horace Mann Educators Corp.	10,658	424,721
	Horizon Bancorp, Inc.	17,734	309,990
	Independent Bank Corp.	10,598	817,742
	Independent Bank Corp.	9,281	183,207
	Independent Bank Group, Inc.	11,983	812,447
	International Bancshares Corp.	19,438	773,438
	Invesco Ltd.	102,106	1,876,708
	Investar Holding Corp.	701	13,810
	Investors Title Co.	125	23,456
	James River Group Holdings Ltd.	14,064	333,457
	Janus Henderson Group PLC	17,357	529,041
	Jefferies Financial Group, Inc.	52,955	1,628,896
	Kearny Financial Corp.	32,945	390,728
	Kemper Corp.	12,345	569,845
	Kentucky First Federal Bancorp	120	876
	Kingstone Cos., Inc.	2,182	9,186
	Lakeland Bancorp, Inc.	23,150	347,944
	Landmark Bancorp, Inc.	247	6,311
	LCNB Corp.	2,550	41,004
	Lincoln National Corp.	31,893	1,918,364
	Luther Burbank Corp.	7,037	93,381
	M&T Bank Corp.	12,769	2,127,826
	Macatawa Bank Corp.	15,482	135,468
*	Maiden Holdings Ltd.	19,322	42,895
*	Malvern Bancorp, Inc.	496	7,976
*	MBIA, Inc.	25,106	302,276
	Mercantile Bank Corp.	7,479	234,841
	Merchants Bancorp	5,434	127,808
	Mercury General Corp.	9,010	454,374
	Meta Financial Group, Inc.	6,239	272,332
*	Metropolitan Bank Holding Corp.	1,204	107,216
	MGIC Investment Corp.	41,905	547,279
	Mid Penn Bancorp, Inc.	2,833	73,176
	Midland States Bancorp, Inc.	9,654	254,479
	MidWestOne Financial Group, Inc.	4,200	125,496
*	Mr Cooper Group, Inc.	17,011	764,985
	MVB Financial Corp.	352	14,101
	National Bank Holdings Corp., Class A	7,326	267,472
	National Bankshares, Inc.	1,210	41,624
	National Western Life Group, Inc., Class A	1,516	301,320
	Navient Corp.	66,562	1,057,670
	NBT Bancorp, Inc.	8,450	297,440
	Nelnet, Inc., Class A	10,979	901,047
#	New York Community Bancorp, Inc.	120,803	1,116,220
*	NI Holdings, Inc.	966	15,311
*	Nicholas Financial, Inc.	1,554	15,742
*	Nicolet Bankshares, Inc.	2,444	198,893
*	NMI Holdings, Inc., Class A	9,169	168,526
	Northeast Bank.	3,766	140,924
	Northfield Bancorp, Inc.	23,466	307,170
	Northrim BanCorp, Inc.	2,573	103,100
	Northwest Bancshares, Inc.	38,318	485,872

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Norwood Financial Corp.	66	$1,849
	OceanFirst Financial Corp.	19,285	361,208
*	Ocwen Financial Corp.	3,239	67,371
	OFG Bancorp	18,388	488,753
	Ohio Valley Banc Corp.	197	6,007
	Old National Bancorp	74,089	1,123,189
	Old Republic International Corp.	65,601	1,443,878
	Old Second Bancorp, Inc.	11,322	155,904
*	Oportun Financial Corp.	2,848	33,008
	Oppenheimer Holdings, Inc., Class A	5,326	171,604
	Origin Bancorp, Inc.	2,232	84,102
	Orrstown Financial Services, Inc.	1,855	43,741
	Pacific Premier Bancorp, Inc.	25,390	796,230
	PacWest Bancorp	24,164	794,754
	Park National Corp.	274	32,291
	Parke Bancorp, Inc.	2,379	57,239
*	Patriot National Bancorp, Inc.	60	941
	PCB Bancorp	869	18,553
	PCSB Financial Corp.	4,376	80,168
	Peapack-Gladstone Financial Corp.	8,310	257,527
	Penns Woods Bancorp, Inc.	1,099	25,717
	PennyMac Financial Services, Inc.	7,675	372,698
	Peoples Bancorp, Inc.	12,534	343,682
	Pinnacle Financial Partners, Inc.	10,813	838,548
	Popular, Inc.	24,047	1,875,426
*	PRA Group, Inc.	14,604	613,806
	Preferred Bank	4,632	310,900
	Premier Financial Corp.	14,588	387,166
	Primis Financial Corp.	11,991	163,677
	ProAssurance Corp.	11,602	285,061
*	Professional Holding Corp., Class A	556	12,443
	Prosperity Bancshares, Inc.	19,850	1,297,793
	Provident Financial Holdings, Inc.	3,183	48,350
	Provident Financial Services, Inc.	20,107	444,968
	Prudential Bancorp, Inc.	1,535	23,823
	QCR Holdings, Inc.	6,737	365,752
	Radian Group, Inc.	26,033	556,846
	RBB Bancorp	3,627	77,582
	Regional Management Corp.	4,234	182,274
	Reinsurance Group of America, Inc.	16,306	1,749,960
	RenaissanceRe Holdings Ltd.	7,830	1,123,762
	Renasant Corp.	17,308	515,605
	Republic Bancorp, Inc., Class A	5,932	247,246
#*	Republic First Bancorp, Inc.	21,395	89,645
	Riverview Bancorp, Inc.	6,235	43,894
	S&T Bancorp, Inc.	14,789	417,937
	Safety Insurance Group, Inc.	2,849	245,128
	Sandy Spring Bancorp, Inc.	10,630	417,440
	Seacoast Banking Corp. of Florida	6,084	197,730
	Shore Bancshares, Inc.	3,776	76,011
	Sierra Bancorp	7,598	165,257
	Simmons First National Corp., Class A	34,282	818,311
*	SiriusPoint Ltd.	29,538	185,499
	SmartFinancial, Inc.	3,622	88,811
	South Plains Financial, Inc.	2,472	59,699
	South State Corp.	17,701	1,370,765
*	Southern First Bancshares, Inc.	2,137	97,661
	Southern Missouri Bancorp, Inc.	1,244	52,497
	Southside Bancshares, Inc.	3,885	152,253

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Sterling Bancorp, Inc.	2,736	$18,687
	Stewart Information Services Corp.	7,017	362,077
	Stifel Financial Corp.	8,915	551,393
*	StoneX Group, Inc.	5,168	350,287
	Synovus Financial Corp.	17,088	709,836
	Territorial Bancorp, Inc.	4,012	91,113
*	Texas Capital Bancshares, Inc.	15,658	804,195
	Timberland Bancorp, Inc.	3,197	84,433
	Tiptree, Inc.	15,268	177,567
	Tompkins Financial Corp.	1,300	94,900
	Towne Bank	17,184	473,763
	TriCo Bancshares	5,596	210,130
*	TriState Capital Holdings, Inc.	14,013	423,333
*	Triumph Bancorp, Inc.	165	11,458
	TrustCo Bank Corp. NY	8,822	274,805
	Trustmark Corp.	19,644	547,675
	UMB Financial Corp.	3,142	283,346
	Umpqua Holdings Corp.	45,364	750,321
*	Unico American Corp.	1,400	4,074
	United Bancshares, Inc.	406	13,759
	United Bankshares, Inc.	30,153	1,002,889
	United Community Banks, Inc.	14,647	441,461
	United Fire Group, Inc.	12,171	356,489
	United Insurance Holdings Corp.	19,749	45,225
	United Security Bancshares	4,425	35,533
	Unity Bancorp, Inc.	2,168	62,547
	Universal Insurance Holdings, Inc.	14,622	183,652
	Univest Financial Corp.	13,875	349,650
	Unum Group	53,709	1,639,199
	Valley National Bancorp	91,394	1,094,900
	Veritex Holdings, Inc.	7,400	243,090
#	Voya Financial, Inc.	28,966	1,828,913
	Washington Federal, Inc.	19,358	589,064
	Washington Trust Bancorp, Inc.	6,952	326,327
	Waterstone Financial, Inc.	11,818	189,797
	Webster Financial Corp.	26,007	1,300,090
	WesBanco, Inc.	20,414	658,147
	West BanCorp, Inc.	4,026	100,650
	Westamerica BanCorp	6,400	377,088
	Western New England Bancorp, Inc.	12,440	106,860
	Westwood Holdings Group, Inc.	1,679	27,082
	White Mountains Insurance Group Ltd.	525	550,210
	Wintrust Financial Corp.	9,711	847,965
	WSFS Financial Corp.	22,649	907,545
	Zions Bancorp NA	39,595	2,237,513

TOTAL FINANCIALS			127,713,246

HEALTH CARE — (5.3%)
*	Acadia Healthcare Co., Inc.	20,749	1,408,442
#††	Achillion Pharmaceuticals, Inc.	70,786	102,640
*	Addus HomeCare Corp.	5,513	464,636
*	Agios Pharmaceuticals, Inc.	19,054	418,616
*	AlerisLife, Inc.	11,501	24,267
*	Allogene Therapeutics, Inc.	6,228	52,004
*	Allscripts Healthcare Solutions, Inc.	61,281	1,266,065
*	American Shared Hospital Services	400	904
*	Amneal Pharmaceuticals, Inc.	2,500	9,650
*	Amphastar Pharmaceuticals, Inc.	13,489	478,455
#*	AnaptysBio, Inc.	10,580	247,572

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AngioDynamics, Inc.	18,753	$394,751
*	ANI Pharmaceuticals, Inc.	6,600	194,766
*	Anika Therapeutics, Inc.	6,814	146,705
*	Artivion, Inc.	4,162	84,447
#*	Athira Pharma, Inc.	992	10,208
*	aTyr Pharma, Inc.	2,013	8,374
*	Avanos Medical, Inc.	18,144	529,079
#*	Avidity Biosciences, Inc.	6,124	87,573
#*	Bioxcel Therapeutics, Inc.	2,338	30,651
#*	Bluebird Bio, Inc.	10,725	38,932
*	Brookdale Senior Living, Inc.	78,058	482,398
#*	Cara Therapeutics, Inc.	4,826	42,083
*	Catalyst Pharmaceuticals, Inc.	9,532	72,634
*	Chinook Therapeutics, Inc.	5,011	75,816
*	Collegium Pharmaceutical, Inc.	4,355	70,115
*	Community Health Systems, Inc.	7,977	61,184
*	Computer Programs & Systems, Inc.	3,950	126,084
*	Covetrus, Inc.	23,190	320,022
*	Cross Country Healthcare, Inc.	9,073	170,028
*	Cumberland Pharmaceuticals, Inc.	4,400	10,340
*††	Curative Health Services, Inc.	1,058	0
*	Cyclerion Therapeutics, Inc.	3,805	2,802
#*	Cymabay Therapeutics, Inc.	18,353	41,661
#*	Dyne Therapeutics, Inc.	2,488	19,854
*	Eagle Pharmaceuticals, Inc.	1,375	60,679
*	Elanco Animal Health, Inc.	55,876	1,414,222
*	Emergent BioSolutions, Inc.	8,757	283,552
*	Enanta Pharmaceuticals, Inc.	1,704	109,738
	Encompass Health Corp.	818	56,303
*	Endo International PLC	6,169	12,338
*	Enovis Corp.	10,212	662,452
*	Envista Holdings Corp.	37,955	1,503,777
*	FONAR Corp.	2,833	50,569
*	Fulgent Genetics, Inc.	814	44,672
*	GlycoMimetics, Inc.	14,503	10,422
#*	Gritstone bio, Inc.	8,537	22,111
*	Harvard Bioscience, Inc.	11,180	58,360
*	HealthStream, Inc.	13,268	253,419
*	Heska Corp.	85	9,336
#*	Homology Medicines, Inc.	2,833	4,703
*	ICU Medical, Inc.	350	74,896
*	Ideaya Biosciences, Inc.	5,873	56,322
*	Immunovant, Inc.	16,646	76,738
*	Innoviva, Inc.	9,817	167,478
*	Inogen, Inc.	6,225	157,368
*	Integer Holdings Corp.	8,618	647,815
*	IntriCon Corp.	3,353	80,506
#*	Invacare Corp.	14,077	23,368
*	Jazz Pharmaceuticals PLC	10,429	1,670,934
*	Jounce Therapeutics, Inc.	18,276	96,863
*	KalVista Pharmaceuticals, Inc.	4,401	56,025
*	Kewaunee Scientific Corp.	637	9,084
*	Kura Oncology, Inc.	12,310	176,648
*	LENSAR, Inc.	3,093	22,548
*	LHC Group, Inc.	1,351	224,063
*	Ligand Pharmaceuticals, Inc.	338	31,387
*	MEDNAX, Inc.	19,121	354,121
*	Meridian Bioscience, Inc.	8,459	216,466
*	Merit Medical Systems, Inc.	5,516	342,047

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Mesa Laboratories, Inc.	169	$36,103
#*	Mustang Bio, Inc.	38,746	28,854
*	Myriad Genetics, Inc.	5,033	103,176
	National HealthCare Corp.	3,769	256,518
*	Natus Medical, Inc.	13,746	457,329
*	NextGen Healthcare, Inc.	11,200	211,120
*	NuVasive, Inc.	4,546	233,846
*	Opiant Pharmaceuticals, Inc.	1,801	35,948
#*	OPKO Health, Inc.	12,718	34,339
*	OraSure Technologies, Inc.	30,438	186,889
	Organon & Co.	3,792	122,595
*	Orthofix Medical, Inc.	7,741	239,971
	Owens & Minor, Inc.	15,076	535,047
*	Pacira BioSciences, Inc.	1,345	100,297
	Patterson Cos., Inc.	21,976	676,202
#*††	PDL BioPharma, Inc.	35,325	121,165
	Perrigo Co. PLC	35,746	1,226,088
#*	Personalis, Inc.	1,103	6,177
*	PetIQ, Inc.	7,800	155,220
	Phibro Animal Health Corp., Class A	4,300	77,357
	Premier, Inc., Class A	17,993	651,527
*	Prestige Consumer Healthcare, Inc.	13,661	746,710
*	REGENXBIO, Inc.	2,084	57,852
*	Replimune Group, Inc.	2,199	36,877
*	Rhythm Pharmaceuticals, Inc.	2,492	15,600
*	Sage Therapeutics, Inc.	394	12,419
*	SeaSpine Holdings Corp.	11,616	108,145
	Select Medical Holdings Corp.	11,777	266,278
*	Sharps Compliance Corp.	2,110	9,115
#*	Star Equity Holdings, Inc.	700	669
*	Supernus Pharmaceuticals, Inc.	14,030	391,437
*	Surface Oncology, Inc.	6,842	14,505
*	Surgalign Holdings, Inc.	24,063	4,582
*	Sutro Biopharma, Inc.	5,846	35,134
#*	Synlogic, Inc.	7,427	12,626
#*	Syros Pharmaceuticals, Inc.	1,200	1,010
*	Tactile Systems Technology, Inc.	619	10,449
*	Taro Pharmaceutical Industries Ltd.	4,265	167,401
*	Turning Point Therapeutics, Inc.	1,223	36,005
*	UFP Technologies, Inc.	2,556	175,521
*	United Therapeutics Corp.	2,687	477,104
	Universal Health Services, Inc., Class B	17,361	2,127,243
	Utah Medical Products, Inc.	600	50,754
*	Vanda Pharmaceuticals, Inc.	26,829	266,144
#*	Varex Imaging Corp.	17,475	346,879
	Viatris, Inc.	39,981	413,004
*	Viking Therapeutics, Inc.	14,921	35,512
*	X4 Pharmaceuticals, Inc.	532	686

TOTAL HEALTH CARE			27,850,517

INDUSTRIALS — (17.5%)
*	AAR Corp.	9,862	463,317
	ABM Industries, Inc.	19,876	959,415
#*	Acacia Research Corp.	29	136
	ACCO Brands Corp.	39,533	289,777
	Acme United Corp.	700	23,093
	Acuity Brands, Inc.	169	29,149
*	AeroVironment, Inc.	5,481	440,234
	AGCO Corp.	14,693	1,871,888

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Air Lease Corp.	38,619	$1,555,573
*	Air Transport Services Group, Inc.	23,863	746,912
	Alamo Group, Inc.	5,444	688,339
*	Alaska Air Group, Inc.	5,274	286,853
	Albany International Corp., Class A	9,909	775,082
*	Allegiant Travel Co.	4,871	755,931
	Allied Motion Technologies, Inc.	7,689	187,150
*	Alta Equipment Group, Inc.	10,944	123,120
	Altra Industrial Motion Corp.	17,976	701,064
	AMERCO	4,879	2,612,607
#*	American Superconductor Corp.	2,828	15,073
*	American Woodmark Corp.	7,906	370,396
*	API Group Corp.	2,041	37,881
	Apogee Enterprises, Inc.	12,151	534,644
	Applied Industrial Technologies, Inc.	2,290	239,740
	ARC Document Solutions, Inc.	18,500	70,300
	ArcBest Corp.	10,310	743,970
	Arcosa, Inc.	20,471	1,095,813
	Argan, Inc.	6,251	229,912
*	Armstrong Flooring, Inc.	8,427	13,820
*	ASGN, Inc.	4,704	533,669
	Astec Industries, Inc.	10,716	418,996
*	Astronics Corp.	10,639	103,092
#*	Astronics Corp., Class B	385	4,135
*	Atlas Air Worldwide Holdings, Inc.	11,957	824,316
	AZZ, Inc.	9,978	455,396
	Barnes Group, Inc.	14,203	476,937
	Barrett Business Services, Inc.	2,506	180,357
*	Beacon Roofing Supply, Inc.	23,284	1,388,425
	BGSF, Inc.	3,300	40,293
*	BlueLinx Holdings, Inc.	591	39,402
	Boise Cascade Co.	12,237	924,872
	Brady Corp., Class A	8,122	363,460
*	BrightView Holdings, Inc.	13,914	176,151
#*	Broadwind, Inc.	4,795	8,679
*	Builders FirstSource, Inc.	28,942	1,781,959
*	CACI International, Inc., Class A	4,061	1,077,383
	Carlisle Cos., Inc.	127	32,939
*	CBIZ, Inc.	18,338	768,179
*	CECO Environmental Corp.	17,181	81,610
*	CIRCOR International, Inc.	7,918	155,589
*	Civeo Corp.	3,499	90,974
*	Clean Harbors, Inc.	6,711	704,185
	Columbus McKinnon Corp.	7,825	277,396
	Comfort Systems USA, Inc.	3,877	327,296
*	Commercial Vehicle Group, Inc.	6,897	49,520
	CompX International, Inc.	200	4,246
#*	Concrete Pumping Holdings, Inc.	8,570	47,821
*	Construction Partners, Inc., Class A	1,479	38,173
*	Cornerstone Building Brands, Inc.	5,837	142,364
	Costamare, Inc.	34,808	466,775
	Covenant Logistics Group, Inc.	6,545	134,434
*	CPI Aerostructures, Inc.	1,158	2,895
	CRA International, Inc.	3,010	247,934
	Crane Co.	2,435	234,320
	Curtiss-Wright Corp.	4,395	628,089
	Deluxe Corp.	4,239	114,792
*	Ducommun, Inc.	4,739	242,021
*	DXP Enterprises, Inc.	7,886	186,346

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Dycom Industries, Inc.	9,177	$779,219
	Eagle Bulk Shipping, Inc.	2,465	153,422
	Eastern Co.	910	21,021
	EMCOR Group, Inc.	5,786	616,093
	Encore Wire Corp.	5,688	641,663
	Enerpac Tool Group Corp.	3,160	63,453
	EnerSys	7,713	504,893
	Eneti, Inc.	4,950	29,948
#	Ennis, Inc.	10,515	181,384
	EnPro Industries, Inc.	4,915	458,127
*	Esab Corp.	10,212	479,964
	ESCO Technologies, Inc.	7,284	454,886
	Federal Signal Corp.	13,756	468,117
	Flowserve Corp.	7,191	235,218
*	Fluor Corp.	12,113	299,797
	Forward Air Corp.	2,317	224,679
*	FTI Consulting, Inc.	3,542	558,609
*	Gates Industrial Corp. PLC	21,215	270,491
	GATX Corp.	14,182	1,466,277
	Genco Shipping & Trading Ltd.	11,753	258,919
*	Gencor Industries, Inc.	1,822	18,256
*	Gibraltar Industries, Inc.	7,844	296,817
*	GMS, Inc.	12,651	606,615
#	Gorman-Rupp Co.	9,371	298,560
	Graham Corp.	3,427	24,983
	Granite Construction, Inc.	13,136	389,482
*	Great Lakes Dredge & Dock Corp.	18,178	251,038
#	Greenbrier Cos., Inc.	11,925	509,317
	Griffon Corp.	17,303	323,739
*	Harsco Corp.	22,166	226,537
*	Hawaiian Holdings, Inc.	20,138	341,540
	Healthcare Services Group, Inc.	1,200	20,508
	Heartland Express, Inc.	27,859	384,454
	Heidrick & Struggles International, Inc.	5,822	186,071
	Helios Technologies, Inc.	1,707	114,676
	Herc Holdings, Inc.	4,298	549,370
*	Heritage-Crystal Clean, Inc.	3,996	109,091
*	Hill International, Inc.	18,740	23,238
	Hillenbrand, Inc.	4,266	174,138
	HNI Corp.	6,843	243,885
*	Hub Group, Inc., Class A	10,414	699,404
*	Hudson Global, Inc.	170	5,605
*	Hudson Technologies, Inc.	3,873	25,988
	Huntington Ingalls Industries, Inc.	124	26,380
	Hurco Cos., Inc.	2,430	68,939
*	Huron Consulting Group, Inc.	10,945	566,732
*	Huttig Building Products, Inc.	7,900	84,372
	Hyster-Yale Materials Handling, Inc.	5,973	183,491
	ICF International, Inc.	4,421	436,839
*	IES Holdings, Inc.	4,262	124,877
	Insteel Industries, Inc.	5,944	252,144
	Interface, Inc.	10,275	130,390
*	JELD-WEN Holding, Inc.	15,377	319,688
*	JetBlue Airways Corp.	32,116	353,597
	Kadant, Inc.	157	29,045
	Kaman Corp.	7,813	304,785
*	KAR Auction Services, Inc.	22,713	332,973
	Kelly Services, Inc., Class A	12,794	246,796
	Kennametal, Inc.	22,551	580,237

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kimball International, Inc., Class B	13,255	$101,798
*	Kirby Corp.	11,848	772,490
	Knight-Swift Transportation Holdings, Inc.	43,670	2,091,356
	Korn Ferry	17,890	1,099,162
*	Kratos Defense & Security Solutions, Inc.	5,252	79,673
*	Lawson Products, Inc.	2,007	76,246
*	LB Foster Co., Class A	3,630	51,546
*	Limbach Holdings, Inc.	1,631	10,267
*	LS Starrett Co., Class A	489	3,281
	LSI Industries, Inc.	9,836	70,721
*	Manitowoc Co., Inc.	16,381	216,884
	ManpowerGroup, Inc.	5,337	481,397
	ManTech International Corp., Class A	6,874	552,257
	Marten Transport Ltd.	21,324	370,611
*	Masonite International Corp.	3,143	243,645
*	MasTec, Inc.	12,633	909,702
*	Matrix Service Co.	11,391	77,459
	Matson, Inc.	10,742	924,027
	Matthews International Corp., Class A	9,824	292,853
	Maxar Technologies, Inc.	11,171	359,818
*	Mayville Engineering Co., Inc.	3,658	30,288
	McGrath RentCorp.	5,993	500,176
	MDU Resources Group, Inc.	43,349	1,116,670
*	Mercury Systems, Inc.	5,335	297,640
*	Meritor, Inc.	11,169	401,079
*	Mesa Air Group, Inc.	13,416	45,614
	Miller Industries, Inc.	5,066	135,819
	MillerKnoll, Inc.	9,558	303,275
*	Mistras Group, Inc.	11,468	65,253
	Moog, Inc., Class A	9,741	778,014
*	MRC Global, Inc.	25,900	310,541
	Mueller Industries, Inc.	9,980	540,417
	Mueller Water Products, Inc., Class A	28,085	337,863
*	MYR Group, Inc.	4,865	384,773
	National Presto Industries, Inc.	3,014	214,386
	Nielsen Holdings PLC	61,150	1,639,432
	NL Industries, Inc.	5,599	38,521
#*	NN, Inc.	17,672	53,546
#*	Northwest Pipe Co.	4,512	120,516
*	NOW, Inc.	40,187	438,038
*	NV5 Global, Inc.	2,275	272,545
	nVent Electric PLC	20,095	678,809
*	Orion Group Holdings, Inc.	13,009	34,604
	Oshkosh Corp.	8,463	782,320
	Owens Corning	2,267	206,138
*	PAM Transportation Services, Inc.	5,832	177,234
	Pangaea Logistics Solutions Ltd.	1,159	5,540
	Park Aerospace Corp.	10,310	120,627
	Park-Ohio Holdings Corp.	6,400	61,376
*	Parsons Corp.	3,373	124,565
	Patriot Transportation Holding, Inc.	178	1,406
*	Perma-Pipe International Holdings, Inc.	1,500	18,240
*	PGT Innovations, Inc.	9,267	164,675
#	Powell Industries, Inc.	5,740	110,782
	Preformed Line Products Co.	2,167	128,937
	Primoris Services Corp.	15,626	362,211
*	Proto Labs, Inc.	4,181	178,152
*	Quad/Graphics, Inc.	18,082	122,596
	Quanex Building Products Corp.	12,779	245,612

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Radiant Logistics, Inc.	16,654	$96,094
*	RCM Technologies, Inc.	4,177	73,014
	Regal Rexnord Corp.	7,758	987,128
*	Resideo Technologies, Inc.	28,152	633,138
	Resources Connection, Inc.	15,156	260,532
	REV Group, Inc.	24,283	289,453
	Rush Enterprises, Inc., Class A	16,007	814,436
	Rush Enterprises, Inc., Class B	2,475	119,914
	Ryder System, Inc.	12,445	869,906
	Schneider National, Inc., Class B	17,230	407,145
	Science Applications International Corp.	6,252	520,354
*	Sensata Technologies Holding PLC	18,607	844,944
*	SIFCO Industries, Inc.	659	2,689
*	SkyWest, Inc.	14,199	413,901
	Snap-on, Inc.	4,732	1,005,503
*	Spirit Airlines, Inc.	26,340	621,887
	Standex International Corp.	2,335	219,583
	Steelcase, Inc., Class A	24,831	291,268
*	Stericycle, Inc.	188	9,436
*	Sterling Construction Co., Inc.	6,799	155,629
#*	Sunrun, Inc.	12,085	241,458
*	Team, Inc.	5,152	7,419
	Tennant Co.	309	19,955
	Terex Corp.	16,734	568,956
	Textainer Group Holdings Ltd.	19,754	662,549
*	Thermon Group Holdings, Inc.	14,145	212,175
	Timken Co.	12,464	718,425
*	Titan International, Inc.	16,208	224,643
*	Titan Machinery, Inc.	9,899	233,418
	Trinity Industries, Inc.	38,005	1,054,259
	Triton International Ltd.	23,925	1,461,578
*	TrueBlue, Inc.	14,539	371,762
*	Tutor Perini Corp.	24,498	227,096
*	Twin Disc, Inc.	2,022	28,288
*	U.S. Ecology, Inc.	8,232	395,054
#*	U.S. Xpress Enterprises, Inc., Class A	11,175	36,989
	UFP Industries, Inc.	14,860	1,149,718
*	Ultralife Corp.	969	4,787
	UniFirst Corp.	2,861	492,950
*	Univar Solutions, Inc.	28,975	843,752
	Universal Logistics Holdings, Inc.	7,876	159,725
*	USA Truck, Inc.	3,957	64,934
*	Vectrus, Inc.	4,846	174,941
*	Veritiv Corp.	7,447	1,046,601
*	Vidler Water Resouces, Inc.	8,513	133,995
*	Virco Mfg. Corp.	4,400	12,232
	VSE Corp.	5,498	238,118
	Wabash National Corp.	17,100	244,701
	Werner Enterprises, Inc.	17,645	699,271
*	WESCO International, Inc.	12,823	1,580,563
#*	Willdan Group, Inc.	1,985	53,357
*	Willis Lease Finance Corp.	2,293	71,312
*	WillScot Mobile Mini Holdings Corp.	27,186	954,229

TOTAL INDUSTRIALS			91,025,973

INFORMATION TECHNOLOGY — (8.0%)
*	3D Systems Corp.	2,093	23,735
*	ACI Worldwide, Inc.	18,151	501,331
	ADTRAN, Inc.	25,005	434,837

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Advanced Energy Industries, Inc.	2,125	$162,605
*	Airgain, Inc.	2,500	21,175
*	Alpha & Omega Semiconductor Ltd.	6,531	280,180
	Amkor Technology, Inc.	93,254	1,754,108
*	Amtech Systems, Inc.	6,555	59,716
*	Arrow Electronics, Inc.	28,136	3,316,109
*	AstroNova, Inc.	1,475	19,868
*	Asure Software, Inc.	2,090	12,665
*	Avaya Holdings Corp.	2,100	19,425
*	Aviat Networks, Inc.	3,200	95,680
	Avnet, Inc.	41,414	1,808,135
*	Aware, Inc.	4,272	11,962
*	Axcelis Technologies, Inc.	10,746	585,120
*	AXT, Inc.	19,893	117,369
	Bel Fuse, Inc., Class B	3,659	59,678
	Belden, Inc.	6,712	346,541
#	Benchmark Electronics, Inc.	15,349	364,692
#*	BM Technologies, Inc.	2,712	20,611
	Bread Financial Holdings, Inc.	6,863	376,092
*	Brightcove, Inc.	1,562	11,012
	Cass Information Systems, Inc.	3,100	120,001
*	Cerence, Inc.	1,952	57,584
*	CEVA, Inc.	1,616	58,725
*	Ciena Corp.	3,312	182,723
	CMC Materials, Inc.	2,614	467,671
*	Cohu, Inc.	12,618	335,134
*	Computer Task Group, Inc.	6,054	57,816
	Comtech Telecommunications Corp.	12,020	163,472
	Concentrix Corp.	12,784	2,013,224
*	Conduent, Inc.	79,377	446,893
*	Consensus Cloud Solutions, Inc.	366	19,296
	CSG Systems International, Inc.	3,875	238,196
*	CSP, Inc.	66	464
	CTS Corp.	9,528	337,005
*	CyberOptics Corp.	2,716	115,186
*	Daktronics, Inc.	22,360	74,906
*	Digi International, Inc.	15,127	286,203
*	Diodes, Inc.	3,868	282,480
*	DXC Technology Co.	46,591	1,337,162
	Ebix, Inc.	8,289	247,012
*	EMCORE Corp.	11,906	41,076
*	ePlus, Inc.	7,320	413,434
*	Fabrinet	8,009	786,404
*	FARO Technologies, Inc.	440	15,088
*	First Solar, Inc.	21,545	1,573,431
*	Flex Ltd.	130,502	2,151,978
*	FormFactor, Inc.	7,064	269,209
*	Frequency Electronics, Inc.	2,659	21,564
*	Genasys, Inc.	2,774	8,710
*	GTY Technology Holdings, Inc.	3,577	21,784
#*	Harmonic, Inc.	29,065	241,239
#*	I3 Verticals, Inc., Class A	2,200	60,390
*	Ichor Holdings Ltd.	5,790	168,547
*	II-VI, Inc.	942	57,660
	Information Services Group, Inc.	3,027	18,979
*	Insight Enterprises, Inc.	9,403	934,376
	InterDigital, Inc.	4,754	270,265
*	inTEST Corp.	4,410	34,971
*	Intevac, Inc.	9,464	48,172

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Iteris, Inc.	16,200	$41,796
*	Itron, Inc.	4,895	233,883
	Jabil, Inc.	3,668	211,754
	Juniper Networks, Inc.	47,809	1,506,940
*	Key Tronic Corp.	2,718	14,596
*	Kimball Electronics, Inc.	10,520	187,677
*	Knowles Corp.	27,469	508,726
	Kulicke & Soffa Industries, Inc.	12,487	579,522
*	KVH Industries, Inc.	7,706	61,417
*	Lantronix, Inc.	1,900	9,994
*	LightPath Technologies, Inc., Class A	3,216	5,081
*	Luna Innovations, Inc.	3,500	19,320
*	Magnachip Semiconductor Corp.	3,400	62,186
	Maximus, Inc.	1,480	107,862
	Methode Electronics, Inc.	11,088	494,636
*	N-Able, Inc.	640	6,400
*	NeoPhotonics Corp.	15,687	237,501
#*	NETGEAR, Inc.	14,033	304,516
*	NetScout Systems, Inc.	22,185	683,298
	Network-1 Technologies, Inc.	3,000	7,380
*	Onto Innovation, Inc.	7,410	527,147
*	Optical Cable Corp.	1,600	6,192
*	OSI Systems, Inc.	4,996	395,184
*	Park City Group, Inc.	2,401	11,645
*	Paya Holdings, Inc.	470	2,392
	PC Connection, Inc.	7,888	390,377
	PC-Tel, Inc.	5,882	25,057
*	PDF Solutions, Inc.	2,434	56,590
*	PFSweb, Inc.	2,208	25,061
*	Photronics, Inc.	18,041	270,435
	Pineapple Energy, Inc.	574	1,745
*	Plexus Corp.	8,395	681,170
#*	Rackspace Technology, Inc.	11,843	117,127
*	Rambus, Inc.	8,430	209,991
*	RF Industries Ltd.	681	4,508
*	Ribbon Communications, Inc.	61,317	211,544
	Richardson Electronics Ltd.	4,924	58,990
*	Rogers Corp.	3,710	1,004,371
*	Sanmina Corp.	23,837	974,695
	Sapiens International Corp. NV	3,588	83,385
*	ScanSource, Inc.	9,850	337,264
*	SecureWorks Corp., Class A	2,701	29,819
*††	Silicon Graphics, Inc.	137	0
*	Smith Micro Software, Inc.	6,691	20,608
	SolarWinds Corp.	13,801	170,718
*	Stratasys Ltd.	14,187	275,086
*	Super Micro Computer, Inc.	13,069	550,205
#*	Synchronoss Technologies, Inc.	41,800	53,504
	TD SYNNEX Corp.	13,283	1,329,495
*	TESSCO Technologies, Inc.	3,407	20,391
*	TTM Technologies, Inc.	31,537	439,941
#*	Turtle Beach Corp.	2,802	46,625
*	Ultra Clean Holdings, Inc.	7,830	244,061
*	Upland Software, Inc.	3,103	46,297
*	Veeco Instruments, Inc.	14,237	326,312
*	Verint Systems, Inc.	3,958	215,948
*	Viasat, Inc.	14,556	535,806
*	VirnetX Holding Corp.	1,799	2,555
	Vishay Intertechnology, Inc.	39,941	744,101

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vishay Precision Group, Inc.	5,822	$181,705
	Wayside Technology Group, Inc.	966	33,086
*	WidePoint Corp.	744	2,463
	Xerox Holdings Corp.	48,141	837,653
	Xperi Holding Corp.	23,253	362,747

TOTAL INFORMATION TECHNOLOGY			41,529,557

MATERIALS — (9.4%)
*	Advanced Emissions Solutions, Inc.	2,676	16,190
	AdvanSix, Inc.	12,468	555,325
#*	AgroFresh Solutions, Inc.	10,796	20,081
	Alcoa Corp.	50,019	3,391,288
*	Allegheny Technologies, Inc.	5,575	151,528
	American Vanguard Corp.	14,136	302,510
*	Ampco-Pittsburgh Corp.	4,848	27,197
*	Arconic Corp.	16,326	410,762
	Ashland Global Holdings, Inc.	13,503	1,417,410
	Avient Corp.	503	24,768
*	Berry Global Group, Inc.	29,240	1,647,674
	Cabot Corp.	12,411	817,264
	Caledonia Mining Corp. PLC	2,657	37,225
	Carpenter Technology Corp.	15,831	604,428
	Chase Corp.	622	52,472
*	Clearwater Paper Corp.	6,893	228,227
#*	Coeur Mining, Inc.	61,554	223,441
	Commercial Metals Co.	40,252	1,650,332
*	Core Molding Technologies, Inc.	2,490	24,900
	Ecovyst, Inc.	16,859	169,601
	Element Solutions, Inc.	52,380	1,080,076
*††	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
	Fortitude Gold Corp.	5,267	35,710
	Friedman Industries, Inc.	1,905	17,659
	FutureFuel Corp.	18,713	177,961
*	GCP Applied Technologies, Inc.	4,068	127,613
	Glatfelter Corp.	15,735	173,085
	Gold Resource Corp.	18,435	33,736
	Graphic Packaging Holding Co.	57,581	1,255,266
	Greif, Inc., Class A	8,123	492,904
	Greif, Inc., Class B	2,591	151,211
	Hawkins, Inc.	7,610	283,701
	Haynes International, Inc.	5,048	197,276
	HB Fuller Co.	13,400	893,780
	Hecla Mining Co.	141,656	738,028
	Huntsman Corp.	62,390	2,113,149
	Innospec, Inc.	6,586	627,712
*	Intrepid Potash, Inc.	4,317	330,596
	Koppers Holdings, Inc.	8,168	198,156
	Kronos Worldwide, Inc.	20,210	307,596
	Materion Corp.	6,626	564,204
	Mercer International, Inc.	22,951	367,445
	Minerals Technologies, Inc.	11,516	732,533
	Mosaic Co.	38,307	2,391,123
	Myers Industries, Inc.	4,300	94,299
	Neenah, Inc.	3,946	139,688
#	Nexa Resources SA	9,879	92,467
	Olin Corp.	33,053	1,897,242
	Olympic Steel, Inc.	5,187	178,070
*	Ranpak Holdings Corp.	439	6,620
*	Rayonier Advanced Materials, Inc.	25,585	131,251

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Reliance Steel & Aluminum Co.	22,422	$4,445,161
	Resolute Forest Products, Inc.	24,714	344,513
	Ryerson Holding Corp.	12,317	453,389
	Schnitzer Steel Industries, Inc., Class A	9,993	455,981
	Schweitzer-Mauduit International, Inc.	12,508	314,701
	Sensient Technologies Corp.	3,176	268,690
	Silgan Holdings, Inc.	1,010	44,814
	Sonoco Products Co.	15,411	954,095
	Steel Dynamics, Inc.	44,182	3,788,606
	Stepan Co.	5,683	580,291
*	Summit Materials, Inc., Class A	36,382	1,011,420
	SunCoke Energy, Inc.	32,175	267,696
*	Synalloy Corp.	912	14,948
*	TimkenSteel Corp.	17,420	360,071
*	Trecora Resources	9,171	89,326
	Tredegar Corp.	14,033	160,678
	TriMas Corp.	6,595	194,816
	Trinseo PLC	5,224	247,879
	Tronox Holdings PLC, Class A	39,317	676,252
	U.S. Steel Corp.	27,947	852,104
	United States Lime & Minerals, Inc.	1,241	135,902
*	Universal Stainless & Alloy Products, Inc.	2,690	23,403
*	Venator Materials PLC	28,594	53,185
	Warrior Met Coal, Inc.	15,197	517,762
	Westlake Corp.	24,175	3,059,346
	WestRock Co.	30,750	1,523,047
	Worthington Industries, Inc.	13,566	645,335

TOTAL MATERIALS			49,086,191

REAL ESTATE — (1.1%)
*	AMREP Corp.	600	7,716
*	Cushman & Wakefield PLC	10,309	184,531
*	Five Point Holdings LLC, Class A	8,919	52,176
*	Forestar Group, Inc.	15,957	260,259
*	FRP Holdings, Inc.	2,800	158,228
*	Howard Hughes Corp.	8,581	860,589
*	Jones Lang LaSalle, Inc.	12,536	2,741,999
	Kennedy-Wilson Holdings, Inc.	10,714	241,601
	Marcus & Millichap, Inc.	8,957	401,184
*	Rafael Holdings, Inc., Class B	2,100	4,515
	RE/MAX Holdings, Inc., Class A	8,915	209,146
*	Realogy Holdings Corp.	35,715	391,436
*	Stratus Properties, Inc.	650	27,300
*	Tejon Ranch Co.	11,825	216,516

TOTAL REAL ESTATE			5,757,196

UTILITIES — (0.8%)
	Brookfield Renewable Corp., Class A	8,452	303,427
	Genie Energy Ltd., Class B	2,650	17,198
	Macquarie Infrastructure Holdings LLC	17,877	67,039
	New Jersey Resources Corp.	12,747	550,161
	NRG Energy, Inc.	11,693	419,779
#	Ormat Technologies, Inc.	4,412	342,812
*	Sunnova Energy International, Inc.	1,682	29,048
	Vistra Corp.	93,365	2,335,992

TOTAL UTILITIES			4,065,456

TOTAL COMMON STOCKS			502,021,597

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
PREFERRED STOCKS — (0.1%)
CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	307	$25,014

INDUSTRIALS — (0.1%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	5,687	162,364

TOTAL PREFERRED STOCKS		187,378

TOTAL INVESTMENT SECURITIES (Cost $395,835,228)		502,208,975

		Value
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	1,231,625	1,231,625

SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	1,441,050	16,668,620

TOTAL INVESTMENTS — (100.0%) (Cost $413,735,299)		$520,109,220

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,057,309	—	$1,462	$16,058,771
Consumer Discretionary	61,421,268	—	1,282	61,422,550
Consumer Staples	25,945,863	—	—	25,945,863
Energy	51,566,277	—	—	51,566,277
Financials	127,713,246	—	—	127,713,246
Health Care	27,626,712	—	223,805	27,850,517
Industrials	91,025,973	—	—	91,025,973
Information Technology	41,529,557	—	—	41,529,557
Materials	49,086,191	—	—	49,086,191
Real Estate	5,757,196	—	—	5,757,196
Utilities	4,065,456	—	—	4,065,456
Preferred Stocks
Consumer Discretionary	25,014	—	—	25,014
Industrials	162,364	—	—	162,364
Temporary Cash Investments	1,231,625	—	—	1,231,625
Securities Lending Collateral	—	$16,668,620	—	16,668,620

TOTAL	$503,214,051	$16,668,620	$226,549^	$520,109,220

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (8.5%)
	Activision Blizzard, Inc.	14,373	$1,086,599
	AT&T, Inc.	464,014	8,751,304
	Comcast Corp., Class A	299,220	11,896,987
#*	DISH Network Corp., Class A	27,506	784,196
	Electronic Arts, Inc.	1,473	173,888
	Fox Corp., Class A	36,671	1,314,289
	Fox Corp., Class B	30,375	1,009,665
	Interpublic Group of Cos., Inc.	25,252	823,720
*	Liberty Broadband Corp., Class A	600	64,596
*	Liberty Broadband Corp., Class C	6,600	738,012
*	Liberty Media Corp.-Liberty Formula One, Class A	535	30,720
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	282,168
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	186,813
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	605,208
	Lumen Technologies, Inc.	130,666	1,314,500
*	Madison Square Garden Entertainment Corp.	154	11,280
	News Corp., Class A	16,744	332,536
	News Corp., Class B	8,065	160,574
	Omnicom Group, Inc.	697	53,063
#	Paramount Global, Class A	1,652	52,121
#	Paramount Global, Class B	67,046	1,952,379
*	T-Mobile U.S., Inc.	33,439	4,117,678
	Verizon Communications, Inc.	245,185	11,352,065
*	Walt Disney Co.	45,722	5,103,947
*	Warner Bros Discovery, Inc.	168,300	3,054,645

TOTAL COMMUNICATION SERVICES			55,252,953

CONSUMER DISCRETIONARY — (5.6%)
	Advance Auto Parts, Inc.	7,659	1,528,966
*	Aptiv PLC	10,069	1,071,342
	Aramark	21,061	763,461
	Autoliv, Inc.	7,172	528,433
	Best Buy Co., Inc.	614	55,217
	BorgWarner, Inc.	27,403	1,009,253
*	Capri Holdings Ltd.	1,300	62,010
#*	CarMax, Inc.	9,448	810,449
*	Carnival Corp.	43,840	758,432
	Dick’s Sporting Goods, Inc.	958	92,370
*	Dollar Tree, Inc.	14,715	2,390,452
	DR Horton, Inc.	56,804	3,952,990
	eBay, Inc.	48,272	2,506,282
	Ford Motor Co.	165,913	2,349,328
	Gap, Inc.	1,476	18,332
	Garmin Ltd.	11,471	1,258,828
*	General Motors Co.	100,456	3,808,287
	Gentex Corp.	17,044	500,241
	Harley-Davidson, Inc.	1,373	50,046
	Hasbro, Inc.	3,203	282,056
*	Hyatt Hotels Corp., Class A	2,188	207,772
	Kohl’s Corp.	805	46,593
	Lear Corp.	6,694	856,430
	Lennar Corp., Class A	26,799	2,049,856
	Lennar Corp., Class B	1,507	98,256

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc.	2,389	$676,398
	LKQ Corp.	36,546	1,813,778
	MGM Resorts International	7,230	296,719
*	Mohawk Industries, Inc.	9,865	1,391,557
	Newell Brands, Inc.	8,465	195,965
*	Norwegian Cruise Line Holdings Ltd.	9,260	185,478
	PulteGroup, Inc.	42,097	1,757,971
	PVH Corp.	672	48,908
	Ralph Lauren Corp.	2,390	249,373
*	Royal Caribbean Cruises Ltd.	10,937	850,133
	Service Corp. International	700	45,927
	Tapestry, Inc.	15,402	507,034
	Toll Brothers, Inc.	1,729	80,174
	Whirlpool Corp.	7,935	1,440,361

TOTAL CONSUMER DISCRETIONARY			36,595,458

CONSUMER STAPLES — (7.0%)
	Archer-Daniels-Midland Co.	27,548	2,467,199
*	BellRing Brands, Inc.	3,250	69,648
	Bunge Ltd.	15,242	1,724,175
	Campbell Soup Co.	4,000	188,880
	Conagra Brands, Inc.	34,544	1,206,622
	Constellation Brands, Inc., Class A	6,617	1,628,378
*	Coty, Inc., Class A	7,970	64,637
*	Darling Ingredients, Inc.	14,300	1,049,477
	General Mills, Inc.	51,759	3,660,914
	Hormel Foods Corp.	9,549	500,272
	J M Smucker Co.	13,623	1,865,397
	Keurig Dr Pepper, Inc.	5,429	203,045
	Kraft Heinz Co.	23,740	1,012,036
	Kroger Co.	82,367	4,444,523
	Molson Coors Beverage Co., Class B	11,394	616,871
	Mondelez International, Inc., Class A	74,765	4,820,847
*	Pilgrim’s Pride Corp.	2,655	75,269
*	Post Holdings, Inc.	2,564	190,736
	Seaboard Corp.	12	50,700
	Spectrum Brands Holdings, Inc.	174	14,802
	Tyson Foods, Inc., Class A	36,011	3,354,785
*	U.S. Foods Holding Corp.	17,034	640,819
	Walgreens Boots Alliance, Inc.	59,328	2,515,507
	Walmart, Inc.	87,081	13,322,522

TOTAL CONSUMER STAPLES			45,688,061

ENERGY — (12.8%)
	APA Corp.	4,268	174,689
	Baker Hughes Co.	38,454	1,192,843
	Cabot Oil & Gas Corp.	13,575	390,824
	Chevron Corp.	86,453	13,544,592
	ConocoPhillips	109,454	10,455,046
	Continental Resources, Inc.	5,878	326,641
	Devon Energy Corp.	62,637	3,643,594
	Diamondback Energy, Inc.	3,941	497,472
	EOG Resources, Inc.	28,067	3,277,103
	Exxon Mobil Corp.	196,536	16,754,694
	Halliburton Co.	48,166	1,715,673
	Helmerich & Payne, Inc.	818	37,653
	Hess Corp.	28,436	2,930,899
	Kinder Morgan, Inc.	95,103	1,726,119

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	27,011	$673,114
	Marathon Petroleum Corp.	30,153	2,631,151
	Murphy Oil Corp.	2,737	104,225
	NOV, Inc.	626	11,349
	Occidental Petroleum Corp.	98,168	5,408,075
	ONEOK, Inc.	24,386	1,544,365
	Ovintiv, Inc.	2,906	148,758
	Phillips 66	18,704	1,622,759
	Pioneer Natural Resources Co.	13,804	3,209,016
	Schlumberger NV	106,680	4,161,587
	Targa Resources Corp.	9,717	713,325
	Valero Energy Corp.	20,897	2,329,598
	Williams Cos., Inc.	113,122	3,878,953

TOTAL ENERGY			83,104,117

FINANCIALS — (19.9%)
	Aflac, Inc.	44,437	2,545,351
*	Alleghany Corp.	521	435,817
	Allstate Corp.	32,749	4,144,059
	Ally Financial, Inc.	51,633	2,063,255
	American Financial Group, Inc.	7,203	997,472
	American International Group, Inc.	29,430	1,721,949
	Apollo Global Management, Inc.	12,499	621,950
*	Arch Capital Group Ltd.	16,276	743,325
	Assurant, Inc.	3,963	720,790
	Axis Capital Holdings Ltd.	973	55,782
	Bank of America Corp.	274,769	9,803,758
	Bank of New York Mellon Corp.	54,289	2,283,395
*	Berkshire Hathaway, Inc., Class B	41,380	13,358,705
	Capital One Financial Corp.	27,365	3,410,226
	Charles Schwab Corp.	5,085	337,288
	Chubb Ltd.	11,502	2,374,588
	Cincinnati Financial Corp.	4,307	528,297
	Citigroup, Inc.	108,416	5,226,735
	Citizens Financial Group, Inc.	23,897	941,542
	CNA Financial Corp.	3,404	161,486
	Comerica, Inc.	7,975	653,153
	East West Bancorp, Inc.	3,233	230,513
	Equitable Holdings, Inc.	10,621	306,203
	Everest Re Group Ltd.	1,981	544,201
	Fidelity National Financial, Inc.	5,733	228,288
	Fifth Third Bancorp	73,951	2,775,381
	First Horizon Corp.	31,098	695,973
	Franklin Resources, Inc.	9,835	241,843
	Globe Life, Inc.	4,255	417,330
	Goldman Sachs Group, Inc.	21,104	6,447,061
	Hartford Financial Services Group, Inc.	50,871	3,557,409
	Huntington Bancshares, Inc.	83,414	1,096,894
	Invesco Ltd.	12,464	229,088
	Jefferies Financial Group, Inc.	1,212	37,281
	JPMorgan Chase & Co.	142,626	17,023,839
	KeyCorp	69,635	1,344,652
	Lincoln National Corp.	10,260	617,139
	Loews Corp.	13,619	855,818
	M&T Bank Corp.	8,288	1,381,112
*	Markel Corp.	361	488,534
	MetLife, Inc.	22,456	1,474,910
	Morgan Stanley	78,377	6,316,402
	Northern Trust Corp.	11,340	1,168,587

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	PacWest Bancorp	1,151	$37,856
	PNC Financial Services Group, Inc.	16,108	2,675,539
	Principal Financial Group, Inc.	29,370	2,001,272
	Prosperity Bancshares, Inc.	567	37,071
	Prudential Financial, Inc.	14,337	1,555,708
	Raymond James Financial, Inc.	3,717	362,259
	Regions Financial Corp.	73,172	1,516,124
	Reinsurance Group of America, Inc.	828	88,861
	RenaissanceRe Holdings Ltd.	250	35,880
	S&P Global, Inc.	682	256,773
	Signature Bank	289	70,010
	State Street Corp.	21,628	1,448,427
	Synchrony Financial	32,632	1,201,184
	Synovus Financial Corp.	1,104	45,860
	Travelers Cos., Inc.	27,113	4,637,950
	Truist Financial Corp.	56,633	2,738,206
	U.S. Bancorp	30,187	1,465,881
	Unum Group	3,525	107,583
	Wells Fargo & Co.	177,257	7,733,723
	WR Berkley Corp.	1,479	98,339
	Zions Bancorp NA	11,396	643,988

TOTAL FINANCIALS			129,365,875

HEALTH CARE — (16.3%)
	Abbott Laboratories	1,568	177,968
	Anthem, Inc.	17,704	8,886,169
	Baxter International, Inc.	24,054	1,709,277
	Becton Dickinson & Co.	7,382	1,824,757
*	Biogen, Inc.	10,918	2,264,830
*	Bio-Rad Laboratories, Inc., Class A	918	470,071
*	Boston Scientific Corp.	4,588	193,201
	Bristol-Myers Squibb Co.	125,327	9,433,363
*	Catalent, Inc.	500	45,280
*	Centene Corp.	26,665	2,147,866
	Cerner Corp.	5,320	498,165
*	Change Healthcare, Inc.	3,848	90,659
	Cigna Corp.	20,248	4,996,801
	Cooper Cos., Inc.	200	72,208
	CVS Health Corp.	101,173	9,725,760
	Danaher Corp.	20,944	5,259,667
*	DaVita, Inc.	2,124	230,178
	DENTSPLY SIRONA, Inc.	10,502	419,975
*	Elanco Animal Health, Inc.	6,840	173,120
#*	Embecta Corp.	1,316	40,046
*	Envista Holdings Corp.	1,720	68,146
	Gilead Sciences, Inc.	56,627	3,360,246
*	Henry Schein, Inc.	11,024	894,046
*	Hologic, Inc.	10,948	788,147
*	Horizon Therapeutics PLC	1,145	112,851
	Humana, Inc.	9,065	4,029,936
*	IQVIA Holdings, Inc.	420	91,556
*	Jazz Pharmaceuticals PLC	6,215	995,767
*	Laboratory Corp. of America Holdings	14,026	3,370,167
	McKesson Corp.	3,387	1,048,649
	Medtronic PLC	46,449	4,847,418
	Merck & Co., Inc.	9,218	817,544
	PerkinElmer, Inc.	2,014	295,273
	Pfizer, Inc.	362,150	17,770,700
	Quest Diagnostics, Inc.	17,859	2,390,249

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Regeneron Pharmaceuticals, Inc.	3,871	$2,551,415
	STERIS PLC	6,062	1,358,191
*	Syneos Health, Inc.	3,195	233,523
#*	Teladoc Health, Inc.	452	15,260
	Teleflex, Inc.	157	44,842
	Thermo Fisher Scientific, Inc.	15,941	8,814,098
*	United Therapeutics Corp.	775	137,609
	UnitedHealth Group, Inc.	131	66,620
	Universal Health Services, Inc., Class B	11,058	1,354,937
*	Vertex Pharmaceuticals, Inc.	1,318	360,104
	Viatris, Inc.	77,958	805,306
	Zimmer Biomet Holdings, Inc.	9,350	1,129,012
*	Zimvie, Inc.	935	21,038

TOTAL HEALTH CARE			106,432,011

INDUSTRIALS — (11.4%)
	AECOM	13,929	982,830
	AGCO Corp.	9,374	1,194,248
	AMERCO	2,175	1,164,669
	AMETEK, Inc.	7,745	977,884
	Arcosa, Inc.	1,576	84,363
*	Builders FirstSource, Inc.	16,700	1,028,219
*	CACI International, Inc., Class A	200	53,060
	Carlisle Cos., Inc.	7,596	1,970,099
	Carrier Global Corp.	47,193	1,806,076
	CSX Corp.	12,581	432,032
	Cummins, Inc.	12,320	2,330,821
	Deere & Co.	199	75,132
	Dover Corp.	8,834	1,177,572
	Eaton Corp. PLC	25,593	3,711,497
	Emerson Electric Co.	5,210	469,838
	FedEx Corp.	18,335	3,643,898
	Fortive Corp.	7,159	411,643
	Fortune Brands Home & Security, Inc.	12,304	876,660
	General Dynamics Corp.	13,487	3,190,080
	General Electric Co.	20,244	1,509,190
*	GXO Logistics, Inc.	11,107	657,423
	Howmet Aerospace, Inc.	44,451	1,516,668
	Hubbell, Inc.	2,329	454,993
	Huntington Ingalls Industries, Inc.	508	108,072
	Ingersoll Rand, Inc.	18,883	830,097
	ITT, Inc.	400	28,088
	Jacobs Engineering Group, Inc.	7,558	1,047,161
*	JetBlue Airways Corp.	3,982	43,842
	Johnson Controls International PLC	36,356	2,176,634
	L3Harris Technologies, Inc.	4,201	975,724
	Leidos Holdings, Inc.	16,426	1,700,255
*	MasTec, Inc.	425	30,604
*	Middleby Corp.	1,625	250,071
	Nielsen Holdings PLC	4,829	129,465
	Norfolk Southern Corp.	17,447	4,499,232
	Northrop Grumman Corp.	1,770	777,738
	Oshkosh Corp.	522	48,254
	Otis Worldwide Corp.	2,174	158,354
	Owens Corning	8,674	788,727
	PACCAR, Inc.	27,052	2,246,669
	Parker-Hannifin Corp.	10,439	2,827,090
	Pentair PLC	17,893	908,070
	Quanta Services, Inc.	17,126	1,986,273

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Raytheon Technologies Corp.	44,815	$4,253,392
	Republic Services, Inc.	37,656	5,056,071
	Roper Technologies, Inc.	1,058	497,175
*	Sensata Technologies Holding PLC	18,330	832,365
	Snap-on, Inc.	6,398	1,359,511
*	Southwest Airlines Co.	29,586	1,382,258
	Stanley Black & Decker, Inc.	17,519	2,104,908
#*	Sunrun, Inc.	2,269	45,335
	Textron, Inc.	32,300	2,236,775
	Trane Technologies PLC	11,386	1,592,788
*	United Airlines Holdings, Inc.	17,659	891,779
*	United Rentals, Inc.	6,074	1,922,542
	Westinghouse Air Brake Technologies Corp.	6,704	602,757
*	XPO Logistics, Inc.	1,886	101,448

TOTAL INDUSTRIALS			74,158,419

INFORMATION TECHNOLOGY — (8.6%)
*	Akamai Technologies, Inc.	7,158	803,700
	Amdocs Ltd.	15,020	1,196,944
	Analog Devices, Inc.	14,527	2,242,678
*	Arrow Electronics, Inc.	4,165	490,887
	Avnet, Inc.	1,297	56,627
	Broadcom, Inc.	152	84,267
*	Ciena Corp.	1,583	87,334
	Cisco Systems, Inc.	1,642	80,425
	Cognizant Technology Solutions Corp., Class A	35,955	2,908,760
	Concentrix Corp.	2,352	370,393
	Corning, Inc.	87,648	3,084,333
	Dell Technologies, Inc., Class C	5,968	280,556
	Dolby Laboratories, Inc., Class A	2,820	218,465
*	DXC Technology Co.	10,899	312,801
	Fidelity National Information Services, Inc.	17,682	1,753,170
*	First Solar, Inc.	1,244	90,849
*	Fiserv, Inc.	14,437	1,413,671
*	Flex Ltd.	51,876	855,435
	Global Payments, Inc.	5,589	765,581
	Hewlett Packard Enterprise Co.	169,352	2,609,714
	HP, Inc.	106,724	3,909,300
#*	II-VI, Inc.	781	47,805
	Intel Corp.	262,433	11,439,455
	International Business Machines Corp.	860	113,701
*	IPG Photonics Corp.	430	40,626
	Jabil, Inc.	5,001	288,708
	Juniper Networks, Inc.	24,251	764,392
*	Kyndryl Holdings, Inc.	1,573	18,703
	Marvell Technology, Inc.	24,933	1,448,109
	Microchip Technology, Inc.	104	6,781
	Micron Technology, Inc.	87,168	5,943,986
	MKS Instruments, Inc.	200	22,796
*	ON Semiconductor Corp.	35,546	1,852,302
*	Qorvo, Inc.	11,900	1,353,982
*	Salesforce, Inc.	10,099	1,776,818
	Skyworks Solutions, Inc.	9,461	1,071,931
	SS&C Technologies Holdings, Inc.	23,811	1,539,619
	TD SYNNEX Corp.	2,852	285,457
	TE Connectivity Ltd.	21,409	2,671,415
*	Teledyne Technologies, Inc.	501	216,207
	Vontier Corp.	2,863	73,350
*	Western Digital Corp.	32,201	1,708,907
	Xerox Holdings Corp.	3,127	54,410

TOTAL INFORMATION TECHNOLOGY			56,355,350

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (9.0%)
Air Products & Chemicals, Inc.	6,186	$1,447,957
Albemarle Corp.	10,443	2,013,724
Alcoa Corp.	7,936	538,061
Amcor PLC	77,242	916,090
* Arconic Corp.	3,229	81,242
Celanese Corp.	3,019	443,612
CF Industries Holdings, Inc.	15,102	1,462,327
* Cleveland-Cliffs, Inc.	15,656	399,072
Corteva, Inc.	34,377	1,983,209
Dow, Inc.	55,732	3,706,178
DuPont de Nemours, Inc.	17,056	1,124,502
Eastman Chemical Co.	19,127	1,963,769
FMC Corp.	1,524	201,991
Freeport-McMoRan, Inc.	103,786	4,208,522
Huntsman Corp.	3,237	109,637
International Flavors & Fragrances, Inc.	10,181	1,234,955
International Paper Co.	46,145	2,135,591
Linde PLC	29,056	9,064,310
LyondellBasell Industries NV, Class A	28,270	2,997,468
Martin Marietta Materials, Inc.	5,531	1,959,191
Mosaic Co.	24,116	1,505,321
Newmont Corp.	43,787	3,189,883
Nucor Corp.	41,885	6,482,960
Packaging Corp. of America	10,295	1,659,245
Reliance Steel & Aluminum Co.	8,693	1,723,387
Royal Gold, Inc.	782	102,035
Sonoco Products Co.	945	58,505
Steel Dynamics, Inc.	28,855	2,474,316
* Sylvamo Corp.	2,595	115,867
Vulcan Materials Co.	10,270	1,769,418
Westlake Corp.	8,620	1,090,861
WestRock Co.	13,393	663,355

TOTAL MATERIALS		58,826,561

REAL ESTATE — (0.5%)
* CBRE Group, Inc., Class A	26,199	2,175,565
* Howard Hughes Corp.	807	80,934
* Jones Lang LaSalle, Inc.	4,563	998,065

TOTAL REAL ESTATE		3,254,564

UTILITIES — (0.2%)
NRG Energy, Inc.	18,805	675,099
Vistra Corp.	27,232	681,345

TOTAL UTILITIES		1,356,444

TOTAL COMMON STOCKS Cost ($451,913,717)		650,389,813

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.290%	362,685	362,685

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	84,264	$974,680

TOTAL INVESTMENTS — (100.0%) (Cost $453,251,082)		$651,727,178

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,252,953	—	—	$55,252,953
Consumer Discretionary	36,595,458	—	—	36,595,458
Consumer Staples	45,688,061	—	—	45,688,061
Energy	83,104,117	—	—	83,104,117
Financials	129,365,875	—	—	129,365,875
Health Care	106,432,011	—	—	106,432,011
Industrials	74,158,419	—	—	74,158,419
Information Technology	56,355,350	—	—	56,355,350
Materials	58,826,561	—	—	58,826,561
Real Estate	3,254,564	—	—	3,254,564
Utilities	1,356,444	—	—	1,356,444
Temporary Cash Investments	362,685	—	—	362,685
Securities Lending Collateral	—	$974,680	—	974,680

TOTAL	$650,752,498	$974,680	—	$651,727,178

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
	COMMON STOCKS — (89.5%)
	AUSTRALIA — (6.7%)
	Ansell Ltd.	5,190	$99,405
	Aurizon Holdings Ltd.	179,384	506,601
	Australia & New Zealand Banking Group Ltd.	222,491	4,233,823
#	Bank of Queensland Ltd.	25,372	143,950
	Bendigo & Adelaide Bank Ltd.	27,893	207,965
	BlueScope Steel Ltd.	84,388	1,199,626
	Challenger Ltd.	53,101	268,667
	Cleanaway Waste Management Ltd.	140,159	314,172
*	Crown Resorts Ltd.	21,639	195,923
	Downer EDI Ltd.	65,329	252,758
	Fortescue Metals Group Ltd.	18,317	276,826
	Harvey Norman Holdings Ltd.	80,981	288,459
	IGO Ltd.	21,431	194,858
	Incitec Pivot Ltd.	181,641	489,889
	Lendlease Corp. Ltd.	50,973	436,653
	National Australia Bank Ltd.	187,661	4,284,052
	Newcrest Mining Ltd.	70,634	1,326,461
	Northern Star Resources Ltd.	23,424	161,012
	Orica Ltd.	31,794	365,339
	Origin Energy Ltd.	92,720	443,494
	OZ Minerals Ltd.	13,878	240,893
	QBE Insurance Group Ltd.	29,628	255,609
	Qube Holdings Ltd.	117,061	241,901
	Rio Tinto Ltd.	4,524	357,866
	Santos Ltd.	317,467	1,774,028
	Seven Group Holdings Ltd.	12,728	177,580
	Sims Ltd.	13,740	198,665
	Sonic Healthcare Ltd.	4,985	128,744
	South32 Ltd.	404,688	1,347,747
	Suncorp Group Ltd.	112,631	904,310
	Tabcorp Holdings Ltd.	116,070	443,877
#	TPG Telecom Ltd.	35,131	144,012
Ω	Viva Energy Group Ltd.	39,045	76,606
	Westpac Banking Corp.	255,593	4,278,624
	Whitehaven Coal Ltd.	73,687	253,044
	Woodside Petroleum Ltd.	93,897	2,042,831
	Worley Ltd.	14,874	144,650

	TOTAL AUSTRALIA		28,700,920

	AUSTRIA — (0.1%)
	Erste Group Bank AG	8,486	264,218

	BELGIUM — (0.5%)
	Ageas SA	12,339	590,431
	KBC Group NV	14,235	968,433
	Solvay SA	5,670	533,191

	TOTAL BELGIUM		2,092,055

	CANADA — (10.5%)
#	AltaGas Ltd.	19,080	436,361
#	ARC Resources Ltd.	62,220	862,599
	B2Gold Corp.	62,700	266,475
	Bank of Montreal	42,310	4,486,455
	Bank of Nova Scotia	73,617	4,661,583

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp.	105,083	$2,344,358
	Canadian Imperial Bank of Commerce	32,355	3,576,873
#	Canadian Natural Resources Ltd.	103,405	6,397,667
	Cenovus Energy, Inc.	63,907	1,181,120
	Endeavour Mining PLC	22,706	555,698
	Fairfax Financial Holdings Ltd.	3,064	1,683,560
	First Quantum Minerals Ltd.	58,434	1,675,260
	iA Financial Corp., Inc.	9,022	471,730
	Imperial Oil Ltd.	19,463	975,875
#	Kinross Gold Corp.	141,588	716,679
#	Lundin Mining Corp.	68,120	621,996
	Manulife Financial Corp.	80,840	1,581,224
	Nutrien Ltd.	31,699	3,114,486
	Onex Corp.	7,895	474,382
	Pan American Silver Corp.	1,266	31,359
	Pembina Pipeline Corp.	6,058	229,295
	SSR Mining, Inc.	4,100	90,241
	Suncor Energy, Inc.	101,892	3,662,145
	Teck Resources Ltd., Class B	42,394	1,672,867
	Toronto-Dominion Bank	1,124	81,197
	Tourmaline Oil Corp.	31,143	1,603,877
*	Turquoise Hill Resources Ltd.	2,200	59,928
	West Fraser Timber Co. Ltd.	10,651	936,134
#	Whitecap Resources, Inc.	34,324	281,347

TOTAL CANADA			44,732,771

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	18,500	145,121

DENMARK — (1.6%)
	AP Moller - Maersk AS, Class A	197	557,636
	AP Moller - Maersk AS, Class B	264	764,076
	Carlsberg AS, Class B	11,275	1,432,299
	Chr Hansen Holding AS	2,234	174,050
	Danske Bank AS	24,821	380,726
	DSV AS	9,837	1,612,792
	Rockwool International AS, Class A	235	65,255
	Rockwool International AS, Class B	794	222,066
	Tryg AS	11,697	278,121
#	Vestas Wind Systems AS	55,720	1,420,915

TOTAL DENMARK			6,907,936

FINLAND — (0.9%)
	Fortum Oyj	1,283	21,331
*	Nokia Oyj	189,492	960,737
	Nordea Bank Abp	131,916	1,315,427
	Stora Enso Oyj, Class R	44,580	877,312
	UPM-Kymmene Oyj	24,434	845,228

TOTAL FINLAND			4,020,035

FRANCE — (8.8%)
*	Accor SA	4,977	163,512
	Arkema SA	7,145	814,132
	AXA SA	58,603	1,550,343
	BNP Paribas SA	55,714	2,888,848
	Bollore SE	60,491	282,277
#	Bouygues SA	26,110	897,747
	Carrefour SA	65,349	1,385,893

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain	56,762	$3,311,391
	Cie Generale des Etablissements Michelin SCA	19,793	2,451,559
#	CNP Assurances	14,800	325,223
	Credit Agricole SA	32,751	353,647
	Danone SA	4,989	301,691
	Dassault Aviation SA	1,000	167,805
	Eiffage SA	7,769	767,178
	Electricite de France SA	53,134	483,043
#	Engie SA	142,466	1,681,166
	Faurecia SE	1,840	40,334
	Orange SA	205,995	2,452,452
	Publicis Groupe SA	18,730	1,124,487
*	Renault SA	16,430	401,444
*	Rexel SA	6,166	126,308
#	Sanofi	26,845	2,837,379
	Societe Generale SA	66,873	1,607,229
	TotalEnergies SE, Sponsored ADR	7,191	350,274
	TotalEnergies SE	207,414	10,184,642
#	Vinci SA	3,777	366,497
#	Vivendi SE	14,364	164,979

TOTAL FRANCE			37,481,480

GERMANY — (6.2%)
	Allianz SE	18,496	4,173,328
	BASF SE	40,728	2,144,857
	Bayer AG	28,706	1,890,894
	Bayerische Motoren Werke AG	29,120	2,378,107
*	Commerzbank AG	35,939	234,621
*	Continental AG	3,445	236,124
Ω	Covestro AG	16,907	727,940
*	Daimler Truck Holding AG	39,415	1,060,056
*	Deutsche Bank AG	95,150	945,726
	Evonik Industries AG	17,755	464,406
	Fresenius Medical Care AG & Co. KGaA	9,626	598,611
	Fresenius SE & Co. KGaA	35,668	1,260,791
	HeidelbergCement AG	14,794	852,244
	Henkel AG & Co. KGaA	2,203	139,805
*	K+S AG	3,253	109,262
	Mercedes-Benz Group AG	78,830	5,502,426
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,535	603,687
	RWE AG	30,035	1,247,035
#*	Siemens Energy AG	10,172	195,936
*	Talanx AG	4,970	206,651
	Telefonica Deutschland Holding AG	116,895	351,565
	Uniper SE	8,231	211,575
	United Internet AG	3,685	118,550
	Volkswagen AG	3,115	675,523

TOTAL GERMANY			26,329,720

HONG KONG — (2.0%)
	Bank of East Asia Ltd. (The)	40,600	60,077
	BOC Hong Kong Holdings Ltd.	232,000	839,808
#*	Cathay Pacific Airways Ltd.	103,090	103,000
	CK Asset Holdings Ltd.	206,217	1,397,974
	CK Hutchison Holdings Ltd.	208,012	1,459,813
	CK Infrastructure Holdings Ltd.	24,500	164,723
	Hang Lung Properties Ltd.	147,000	281,148
	Hang Seng Bank Ltd.	21,800	385,979

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	HONG KONG — (Continued)
	Henderson Land Development Co. Ltd.	68,255	$276,024
	HKT Trust & HKT Ltd.	86,000	123,178
	MTR Corp. Ltd.	91,660	486,999
	New World Development Co. Ltd.	137,460	525,756
	Sino Land Co. Ltd.	256,702	339,304
	Sun Hung Kai Properties Ltd.	95,362	1,098,292
	Swire Pacific Ltd., Class A	39,000	222,140
	Swire Pacific Ltd., Class B	92,500	87,210
Ω	WH Group Ltd.	1,014,189	700,398

	TOTAL HONG KONG		8,551,823

	IRELAND — (0.4%)
*	Bank of Ireland Group PLC	23,629	143,208
	CRH PLC	3,847	152,052
#	CRH PLC, Sponsored ADR	32,143	1,272,220

	TOTAL IRELAND		1,567,480

	ISRAEL — (0.4%)
	Bank Hapoalim BM	59,683	553,334
	Bank Leumi Le-Israel BM	15,891	166,772
	Harel Insurance Investments & Financial Services Ltd.	6,815	83,531
	Israel Discount Bank Ltd., Class A	74,993	442,941
	Phoenix Holdings Ltd.	14,562	183,196
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	35,452	308,787

	TOTAL ISRAEL		1,738,561

	ITALY — (1.8%)
	Assicurazioni Generali SpA	21,419	405,528
	Eni SpA	110,843	1,549,451
	Intesa Sanpaolo SpA	734,952	1,497,624
	Mediobanca Banca di Credito Finanziario SpA	22,685	227,368
	Stellantis NV	145,096	1,948,008
	Telecom Italia SpA	1,601,899	467,788
	Telecom Italia SpA	480,955	133,877
	Telecom Italia SpA, Sponsored ADR	18,000	50,940
	Tenaris SA, Sponsored ADR	3,840	115,891
	UniCredit SpA	129,274	1,196,439
	UnipolSai Assicurazioni SpA	15,811	44,474

	TOTAL ITALY		7,637,388

	JAPAN — (17.9%)
	Acom Co. Ltd.	27,300	70,208
	ADEKA Corp.	2,400	46,028
	AEON Financial Service Co. Ltd.	9,900	91,015
	AGC, Inc.	21,000	787,278
	Air Water, Inc.	14,300	189,802
	Aisin Corp.	16,400	476,429
	Alfresa Holdings Corp.	12,800	174,063
	Alps Alpine Co. Ltd.	17,000	150,495
	Amada Co. Ltd.	24,400	189,465
#	Aozora Bank Ltd.	6,400	128,131
	Asahi Group Holdings Ltd.	5,400	203,541
	Asahi Kasei Corp.	75,200	616,993
	Bank of Kyoto Ltd.	2,500	108,919
	Bridgestone Corp.	20,700	758,731
	Brother Industries Ltd.	21,500	373,661
	Canon Marketing Japan, Inc.	6,700	145,791

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Canon, Inc.	29,300	$674,168
	Chiba Bank Ltd. (The)	30,300	174,628
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	105,378
	COMSYS Holdings Corp.	1,900	39,448
	Concordia Financial Group Ltd.	57,500	209,249
	Cosmo Energy Holdings Co. Ltd.	6,800	168,942
#	Credit Saison Co. Ltd.	9,900	111,508
	Dai Nippon Printing Co. Ltd.	14,500	303,021
	Daicel Corp.	28,800	176,054
	Dai-ichi Life Holdings, Inc.	37,200	744,893
#	Daio Paper Corp.	2,900	34,581
	Daiwa House Industry Co. Ltd.	25,600	615,429
	Daiwa Securities Group, Inc.	116,000	568,531
	Denka Co. Ltd.	5,400	144,763
	Dentsu Group, Inc.	1,300	46,854
	DIC Corp.	8,000	152,550
	Dowa Holdings Co. Ltd.	4,900	208,449
	ENEOS Holdings, Inc.	263,327	926,546
	EXEO Group, Inc.	1,900	31,631
	Fuji Media Holdings, Inc.	1,800	15,546
	FUJIFILM Holdings Corp.	1,000	54,971
	Fukuoka Financial Group, Inc.	9,200	168,096
	Hankyu Hanshin Holdings, Inc.	17,500	461,853
	Haseko Corp.	17,600	192,844
	Hino Motors Ltd.	25,600	132,147
	Hitachi Construction Machinery Co. Ltd.	6,200	140,376
	Hitachi Ltd.	21,000	995,955
	Honda Motor Co. Ltd.	108,400	2,851,305
	House Foods Group, Inc.	1,700	39,787
	Idemitsu Kosan Co. Ltd.	18,100	477,027
	IHI Corp.	8,900	201,805
	Iida Group Holdings Co. Ltd.	14,400	229,027
	INFRONEER Holdings, Inc.	6,200	45,161
	Inpex Corp.	102,100	1,214,803
	Isetan Mitsukoshi Holdings Ltd.	13,100	97,223
	Isuzu Motors Ltd.	53,500	624,119
#	ITOCHU Corp.	24,400	736,416
	Iwatani Corp.	3,800	151,190
	J Front Retailing Co. Ltd.	19,100	143,128
*	Japan Airlines Co. Ltd.	2,600	42,925
	Japan Post Holdings Co. Ltd.	29,400	206,148
	Japan Post Insurance Co. Ltd.	10,000	161,698
	JFE Holdings, Inc.	40,600	496,487
	JGC Holdings Corp.	6,800	76,950
	JTEKT Corp.	21,300	148,502
	Kajima Corp.	40,900	455,809
	Kamigumi Co. Ltd.	6,400	108,665
	Kaneka Corp.	7,200	192,654
	Kawasaki Heavy Industries Ltd.	15,400	273,855
	Keihan Holdings Co. Ltd.	2,100	44,793
	Kewpie Corp.	2,900	48,841
	Kinden Corp.	7,000	82,947
	Komatsu Ltd.	19,800	445,628
#	Konica Minolta, Inc.	16,600	57,773
	K’s Holdings Corp.	13,800	136,663
	Kuraray Co. Ltd.	35,100	280,720
	Kyocera Corp.	6,800	357,047
	Lixil Corp.	23,100	406,290
	Mabuchi Motor Co. Ltd.	2,700	72,113

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marubeni Corp.	95,900	$1,046,807
	Mazda Motor Corp.	29,200	207,342
	Mebuki Financial Group, Inc.	28,540	57,465
	Medipal Holdings Corp.	8,800	144,922
	Mitsubishi Chemical Holdings Corp.	105,400	642,691
	Mitsubishi Corp.	56,900	1,910,447
	Mitsubishi Electric Corp.	71,600	749,959
	Mitsubishi Estate Co. Ltd.	20,000	291,331
	Mitsubishi Gas Chemical Co., Inc.	16,700	243,869
	Mitsubishi HC Capital, Inc.	76,800	345,559
	Mitsubishi Heavy Industries Ltd.	24,200	827,401
	Mitsubishi Logistics Corp.	2,599	59,901
	Mitsubishi Materials Corp.	11,500	179,897
*	Mitsubishi Motors Corp.	44,600	111,545
	Mitsubishi UFJ Financial Group, Inc.	398,200	2,314,885
	Mitsui & Co. Ltd.	50,000	1,210,789
	Mitsui Chemicals, Inc.	19,900	454,673
	Mitsui Fudosan Co. Ltd.	34,100	722,706
	Mitsui OSK Lines Ltd.	26,400	618,053
	Mizuho Financial Group, Inc.	73,620	893,946
	Morinaga Milk Industry Co. Ltd.	3,000	120,815
	MS&AD Insurance Group Holdings, Inc.	14,650	436,090
	NEC Corp.	21,700	841,870
	NGK Insulators Ltd.	19,900	267,687
	NGK Spark Plug Co. Ltd.	14,700	225,575
#	NH Foods Ltd.	8,400	265,276
	Nikon Corp.	21,300	239,344
	Nippon Electric Glass Co. Ltd.	5,400	108,704
	Nippon Express Holdings, Inc.	7,600	445,594
	Nippon Shokubai Co. Ltd.	2,300	92,532
	Nippon Steel Corp.	31,718	503,637
	Nippon Yusen KK	3,400	245,290
*	Nissan Motor Co. Ltd.	143,300	573,708
	Nisshin Seifun Group, Inc.	6,400	85,317
	Nitto Denko Corp.	1,000	67,121
	Nomura Holdings, Inc.	111,100	427,785
	Nomura Real Estate Holdings, Inc.	12,900	314,318
	NSK Ltd.	35,700	197,554
	Obayashi Corp.	70,100	482,087
	Oji Holdings Corp.	93,000	440,541
	ORIX Corp.	58,700	1,070,627
	Otsuka Holdings Co. Ltd.	6,500	218,416
	PALTAC Corp.	1,700	61,962
	Panasonic Corp.	69,500	619,467
	Rengo Co. Ltd.	20,300	120,187
	Resona Holdings, Inc.	101,400	440,930
	Ricoh Co. Ltd.	44,800	327,125
	Rinnai Corp.	1,000	63,919
	Rohm Co. Ltd.	1,400	97,805
	Sankyu, Inc.	1,000	30,489
	SBI Holdings, Inc.	2,900	64,865
	Seiko Epson Corp.	21,400	301,473
	Seino Holdings Co. Ltd.	7,900	64,535
	Sekisui Chemical Co. Ltd.	11,200	151,661
	Sekisui House Ltd.	43,100	748,558
	Seven & I Holdings Co. Ltd.	14,300	632,302
	Shimamura Co. Ltd.	1,900	168,508
	Shimizu Corp.	58,900	308,850
	Shizuoka Bank Ltd.	13,000	84,111

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Showa Denko KK	14,800	$287,984
	SoftBank Group Corp.	60,700	2,496,605
	Sohgo Security Services Co. Ltd.	4,200	116,671
	Sojitz Corp.	17,994	274,379
	Sompo Holdings, Inc.	22,097	899,569
	Stanley Electric Co. Ltd.	8,800	151,739
	Subaru Corp.	47,600	722,316
	Sumitomo Bakelite Co. Ltd.	200	6,562
	Sumitomo Chemical Co. Ltd.	192,000	816,423
	Sumitomo Corp.	28,300	447,809
	Sumitomo Dainippon Pharma Co. Ltd.	11,400	101,547
	Sumitomo Electric Industries Ltd.	71,600	769,759
	Sumitomo Forestry Co. Ltd.	11,400	174,407
	Sumitomo Heavy Industries Ltd.	12,100	256,053
	Sumitomo Metal Mining Co. Ltd.	6,800	298,226
	Sumitomo Mitsui Financial Group, Inc.	42,796	1,293,036
	Sumitomo Mitsui Trust Holdings, Inc.	17,003	527,731
	Sumitomo Realty & Development Co. Ltd.	18,000	477,513
	Sumitomo Rubber Industries Ltd.	17,500	151,686
	Suzuken Co. Ltd.	5,100	150,538
	Suzuki Motor Corp.	12,300	370,785
	T&D Holdings, Inc.	43,200	555,139
	Taiheiyo Cement Corp.	12,600	203,863
	Taisei Corp.	14,700	398,194
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	51,204
	Takeda Pharmaceutical Co. Ltd.	97,467	2,828,153
	TDK Corp.	3,900	120,478
	Teijin Ltd.	18,500	197,696
	THK Co. Ltd.	2,000	39,633
	Toda Corp.	12,000	68,946
	Tokai Carbon Co. Ltd.	13,400	110,803
	Tokio Marine Holdings, Inc.	13,500	729,927
#	Tokyo Century Corp.	3,000	92,406
	Tokyo Tatemono Co. Ltd.	17,400	245,321
	Tokyu Fudosan Holdings Corp.	70,500	366,859
	Toppan, Inc.	12,200	201,662
	Toray Industries, Inc.	106,900	506,629
	Tosoh Corp.	26,000	359,021
	Toyo Seikan Group Holdings Ltd.	11,800	127,633
	Toyo Suisan Kaisha Ltd.	1,900	58,665
	Toyo Tire Corp.	8,600	98,642
	Toyoda Gosei Co. Ltd.	6,400	93,197
	Toyota Boshoku Corp.	5,200	82,875
	Toyota Industries Corp.	5,900	353,863
	Toyota Motor Corp.	432,650	7,412,898
	Toyota Tsusho Corp.	16,600	596,392
	Tsumura & Co.	2,200	54,131
	Tsuruha Holdings, Inc.	2,100	107,327
	UBE Corp.	10,600	164,351
*	Yamada Holdings Co. Ltd.	53,500	159,755
	Yamaha Motor Co. Ltd.	25,400	524,400
	Yamazaki Baking Co. Ltd.	8,800	108,787
	Yokohama Rubber Co. Ltd. (The)	11,900	159,324
	Zeon Corp.	13,700	145,888

TOTAL JAPAN			76,122,683

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (3.1%)
#Ω	ABN AMRO Bank NV	22,292	$277,115
	Aegon NV	79,592	412,659
#	Akzo Nobel NV	7,825	678,791
	ArcelorMittal SA	15,639	455,988
	ArcelorMittal SA	26,823	784,294
	ASR Nederland NV	1,934	87,898
	Coca-Cola Europacific Partners PLC	8,890	452,774
#	Heineken NV	6,042	589,766
#	ING Groep NV, Sponsored ADR	18,092	168,979
#	ING Groep NV	118,234	1,120,174
	JDE Peet’s NV	1,335	39,274
	Koninklijke Ahold Delhaize NV	133,198	3,928,818
	Koninklijke DSM NV	7,678	1,290,745
	Koninklijke KPN NV	190,617	657,742
	Koninklijke Philips NV	31,201	815,317
	Koninklijke Philips NV	1,000	25,795
	NN Group NV	17,527	858,500
	Randstad NV	11,237	594,203

TOTAL NETHERLANDS			13,238,832

NEW ZEALAND — (0.3%)
*	Auckland International Airport Ltd.	53,001	266,224
	Chorus Ltd.	24,155	114,597
	EBOS Group Ltd.	10,860	296,210
	Fletcher Building Ltd.	58,153	231,653
#	Fonterra Co-operative Group Ltd.	4,389	8,048
#	Ryman Healthcare Ltd.	14,006	82,891
	Summerset Group Holdings Ltd.	12,181	91,747

TOTAL NEW ZEALAND			1,091,370

NORWAY — (1.0%)
	Austevoll Seafood ASA	5,842	92,625
#	DNB Bank ASA	64,001	1,240,167
Ω	Elkem ASA	26,190	108,765
	Equinor ASA	23,534	795,439
	Golden Ocean Group Ltd.	9,349	116,387
	Norsk Hydro ASA	111,226	934,023
	Schibsted ASA, Class A	1,439	29,987
	Schibsted ASA, Class B	784	15,071
	SpareBank 1 SR-Bank ASA	10,821	137,792
	Storebrand ASA	27,367	237,715
#	Subsea 7 SA	23,150	189,744
	TGS ASA	1,127	17,386
	Wallenius Wilhelmsen ASA	7,540	47,327
	Yara International ASA	7,693	391,175

TOTAL NORWAY			4,353,603

PORTUGAL — (0.1%)
*††^	Banco Espirito Santo SA	40,541	0
#	EDP Renovaveis SA	10,622	251,393
	Galp Energia SGPS SA	8,363	101,791

TOTAL PORTUGAL			353,184

SINGAPORE — (0.8%)
	City Developments Ltd.	40,600	248,923
	Frasers Property Ltd.	23,600	18,537
	Golden Agri-Resources Ltd.	459,200	107,286
	Hongkong Land Holdings Ltd.	54,500	254,240
	Jardine Cycle & Carriage Ltd.	9,300	193,835

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Keppel Corp. Ltd.	182,400	$899,560
	Oversea-Chinese Banking Corp. Ltd.	42,900	380,891
*	Singapore Airlines Ltd.	167,500	660,229
	Singapore Land Group Ltd.	13,400	24,903
	UOL Group Ltd.	40,699	213,854
	Wilmar International Ltd.	87,400	278,604
	Yangzijiang Financial Holding Pte. Ltd.	240,600	94,817
	Yangzijiang Shipbuilding Holdings Ltd.	240,600	156,973

TOTAL SINGAPORE			3,532,652

SPAIN — (1.7%)
	Banco Bilbao Vizcaya Argentaria SA	267,112	1,401,604
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	19,116	99,212
#	Banco Santander SA	1,370,585	4,005,329
#	CaixaBank SA	92,943	300,010
	Repsol SA	100,105	1,493,354

TOTAL SPAIN			7,299,509

SWEDEN — (2.5%)
#	AFRY AB	4,206	69,726
	BillerudKorsnas AB	15,047	232,195
#	Boliden AB	30,789	1,335,047
	Bure Equity AB	4,619	108,923
Ω	Dometic Group AB	16,857	144,365
#	Electrolux AB, Class B	17,524	267,248
#	Essity AB, Class B	2,086	55,010
	Getinge AB, Class B	1,316	38,069
	Holmen AB, Class B	6,910	399,389
	Husqvarna AB, Class B	11,148	106,565
#	Intrum AB	3,440	83,155
	JM AB	1,705	39,377
#*	Millicom International Cellular SA	6,646	149,832
#*	Pandox AB	2,525	35,179
	Peab AB, Class B	18,301	174,838
	Saab AB, Class B	4,297	181,758
#	Securitas AB, Class B	23,137	273,174
	Skandinaviska Enskilda Banken AB, Class A	64,380	721,964
	Skanska AB, Class B	23,245	444,030
	SKF AB, Class B	35,749	583,877
	SSAB AB, Class A	21,492	136,498
	SSAB AB, Class B	44,133	259,530
	Svenska Cellulosa AB SCA, Class A	318	6,243
#	Svenska Cellulosa AB SCA, Class B	19,810	383,379
	Svenska Handelsbanken AB, Class A	44,022	444,020
	Swedbank AB, Class A	31,969	505,725
#	Tele2 AB, Class B	40,866	541,650
	Telefonaktiebolaget LM Ericsson, Class B	34,576	275,821
	Telia Co. AB	175,120	726,856
	Trelleborg AB, Class B	20,413	447,730
	Volvo AB, Class A	9,778	160,757
	Volvo AB, Class B	70,960	1,132,055

TOTAL SWEDEN			10,463,985

SWITZERLAND — (8.1%)
	ABB Ltd.	44,964	1,349,007
	Adecco Group AG	15,630	603,160
#	Alcon, Inc.	18,965	1,351,198
	Baloise Holding AG	3,212	558,698

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Barry Callebaut AG	25	$57,539
	Cie Financiere Richemont SA, Class A	24,287	2,821,923
#	Credit Suisse Group AG	50,891	345,413
#	Credit Suisse Group AG, Sponsored ADR	77,716	520,697
	Holcim Ltd.	48,967	2,397,154
	Julius Baer Group Ltd.	20,549	981,992
	Novartis AG, Sponsored ADR	94,915	8,355,367
	Novartis AG	14,430	1,275,168
	SIG Combibloc Group AG	17,349	363,210
#	Swatch Group AG	1,367	350,831
	Swatch Group AG	2,714	133,893
	Swiss Life Holding AG	2,132	1,246,613
	Swiss Prime Site AG	2,133	208,489
#	Swiss Re AG	13,170	1,080,030
#	Swisscom AG	2,638	1,559,851
#*	UBS Group AG	216,179	3,660,868
	Vifor Pharma AG	2,717	479,954
	Zurich Insurance Group AG	10,576	4,814,930

TOTAL SWITZERLAND			34,515,985

UNITED KINGDOM — (14.1%)
	3i Group PLC	19,688	322,199
	Abrdn Plc	102,372	240,382
Ω	Airtel Africa PLC	45,493	83,240
	Anglo American PLC	55,028	2,437,244
	Aviva PLC	443,489	2,379,377
	Barclays PLC, Sponsored ADR	231,313	1,723,282
	Barratt Developments PLC	28,626	175,135
	Bellway PLC	7,263	220,594
	BP PLC, Sponsored ADR	129,464	3,718,203
	BP PLC	704,505	3,401,205
	British American Tobacco PLC, Sponsored ADR	14,611	610,448
	British American Tobacco PLC	106,755	4,474,353
	BT Group PLC	861,090	1,909,541
*	Centrica PLC	50,747	50,280
	DS Smith PLC	99,036	406,965
	Glencore PLC	795,672	4,902,669
#	HSBC Holdings PLC, Sponsored ADR	132,381	4,105,135
*	Informa PLC	8,957	63,540
	Investec PLC	36,739	216,389
	J Sainsbury PLC	209,983	612,679
*Ω	Just Eat Takeaway.com NV	2,870	77,956
	Kingfisher PLC	188,068	593,086
	Lloyds Banking Group PLC	3,121,380	1,772,827
	Lloyds Banking Group PLC, ADR	608,371	1,356,667
	M&G PLC	150,453	399,444
*	Marks & Spencer Group PLC	84,050	143,483
	Melrose Industries PLC	151,436	220,051
	Natwest Group PLC	23,998	64,381
#	Natwest Group PLC, Sponsored ADR	91,424	495,518
	Pearson PLC	12,532	121,683
#	Pearson PLC, Sponsored ADR	23,439	227,124
	Phoenix Group Holdings PLC	29,956	226,899
	Royal Mail PLC	124,204	532,375
	Shell PLC	36,847	989,191
	Shell PLC, Sponsored ADR	283,753	15,160,923
	Standard Chartered PLC	99,248	678,491
	Taylor Wimpey PLC	110,271	173,429
	Tesco PLC	183,674	623,999

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Vodafone Group PLC	1,878,270	$2,843,623
Vodafone Group PLC, Sponsored ADR	63,098	958,456
WPP PLC	16,133	201,096

TOTAL UNITED KINGDOM		59,913,562

TOTAL COMMON STOCKS		381,054,873

PREFERRED STOCKS — (1.0%)
GERMANY — (1.0%)
Bayerische Motoren Werke AG	5,480	403,704
Henkel AG & Co. KGaA	4,986	320,157
Porsche Automobil Holding SE	7,818	644,828
Volkswagen AG	18,370	2,844,896

TOTAL GERMANY		4,213,585

TOTAL INVESTMENT SECURITIES (Cost $370,921,692)		385,268,458

		Value†
SECURITIES LENDING COLLATERAL — (9.5%)
@§ The DFA Short Term Investment Fund	3,486,374	40,326,892

TOTAL INVESTMENTS — (100.0%) (Cost $411,249,375)		$425,595,350

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$28,700,920	—	$28,700,920
Austria	—	264,218	—	264,218
Belgium	—	2,092,055	—	2,092,055
Canada	$44,732,771	—	—	44,732,771
China	—	145,121	—	145,121
Denmark	—	6,907,936	—	6,907,936
Finland	—	4,020,035	—	4,020,035
France	350,274	37,131,206	—	37,481,480
Germany	472,738	25,856,982	—	26,329,720
Hong Kong	—	8,551,823	—	8,551,823
Ireland	1,272,220	295,260	—	1,567,480
Israel	308,787	1,429,774	—	1,738,561
Italy	166,831	7,470,557	—	7,637,388
Japan	—	76,122,683	—	76,122,683
Netherlands	979,068	12,259,764	—	13,238,832
New Zealand	—	1,091,370	—	1,091,370
Norway	—	4,353,603	—	4,353,603
Portugal	—	353,184	—	353,184
Singapore	94,817	3,437,835	—	3,532,652
Spain	99,212	7,200,297	—	7,299,509
Sweden	—	10,463,985	—	10,463,985
Switzerland	11,084,493	23,431,492	—	34,515,985
United Kingdom	28,355,756	31,557,806	—	59,913,562

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$4,213,585	—	$4,213,585
Securities Lending Collateral	—	40,326,892	—	40,326,892

TOTAL	$87,916,967	$337,678,383	—	$425,595,350

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.8%)
AUSTRALIA — (7.1%)
#*	5E Advanced Materials, Inc.	13,172	$33,318
*	A2B Australia Ltd.	9,538	8,529
	Accent Group Ltd.	47,571	47,894
#	Adairs Ltd.	19,122	38,017
	Adbri Ltd.	52,021	106,167
*	Ainsworth Game Technology Ltd.	11,272	8,422
*	Alcidion Group Ltd.	58,601	7,104
*	Alkane Resources Ltd.	69,913	50,046
*	Alliance Aviation Services Ltd.	13,267	35,354
#*	AMA Group Ltd.	91,149	17,771
*	AMP Ltd.	412,302	333,109
	Ansell Ltd.	5,526	105,841
	Appen Ltd.	8,346	38,124
*	Arafura Resources Ltd.	267,320	72,426
	ARB Corp. Ltd.	9,549	264,674
#*	Archer Materials Ltd.	10,038	6,049
#*	Ardent Leisure Group Ltd.	72,872	68,216
*	Artemis Resources Ltd.	221,357	9,385
*	Atomos Ltd.	10,759	5,527
	AUB Group Ltd.	8,931	144,600
#*	Audinate Group Ltd.	7,515	32,155
#*	Aurelia Metals Ltd.	145,235	45,911
*	Aussie Broadband Ltd.	19,494	75,809
	Austal Ltd.	44,617	63,507
*	Australian Agricultural Co. Ltd.	47,194	57,252
	Australian Ethical Investment Ltd.	2,563	10,414
	Australian Finance Group Ltd.	24,189	34,408
*	Australian Strategic Materials Ltd.	11,646	51,554
	Australian Vintage Ltd.	35,719	17,824
	Auswide Bank Ltd.	4,384	21,913
	AVJennings Ltd.	30,044	11,107
*	AVZ Minerals Ltd.	217,167	145,890
	Baby Bunting Group Ltd.	18,263	59,656
	Bapcor Ltd.	40,726	193,052
	Base Resources Ltd.	50,358	11,172
	Beach Energy Ltd.	228,479	260,493
	Beacon Lighting Group Ltd.	7,593	12,784
	Bega Cheese Ltd.	40,749	143,810
	Bell Financial Group Ltd.	16,281	14,177
*	Bellevue Gold Ltd.	106,201	71,481
#*	Betmakers Technology Group Ltd.	25,815	10,311
#*	Bigtincan Holdings Ltd.	32,416	14,548
	Blackmores Ltd.	1,782	90,234
*††^	Blue Sky Alternative Investments Ltd.	3,762	0
#	Boral Ltd.	26,094	65,095
*	Boss Energy Ltd.	17,423	32,835
	Boss Energy Ltd.	661	1,256
	Bravura Solutions Ltd.	28,416	37,687
#	Breville Group Ltd.	11,239	186,259
	Brickworks Ltd.	9,062	150,515
	BWX Ltd.	19,804	26,052
*	Byron Energy Ltd.	58,539	6,815
*	Calidus Resources Ltd.	31,878	22,420
*	Calix Ltd.	11,640	71,246
	Capitol Health Ltd.	65,386	14,939

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Capral Ltd.	1,923	$12,700
*	Capricorn Metals Ltd.	32,506	94,564
#*	Carnarvon Energy Ltd.	150,007	24,767
#	Cedar Woods Properties Ltd.	9,351	30,609
*	Chalice Mining Ltd.	36,707	176,220
	Challenger Ltd.	23,285	117,812
	Champion Iron Ltd.	37,770	191,464
*	City Chic Collective Ltd.	25,276	52,609
	ClearView Wealth Ltd.	24,888	14,205
	Clinuvel Pharmaceuticals Ltd.	4,767	54,826
#	Clover Corp. Ltd.	25,399	24,165
#*	Cobalt Blue Holdings Ltd.	39,534	23,345
	Codan Ltd.	14,939	74,499
*	Collection House Ltd.	19,602	1,535
	Collins Foods Ltd.	15,075	107,946
*	Cooper Energy Ltd.	248,890	50,829
*	Corporate Travel Management Ltd.	13,173	237,675
	Costa Group Holdings Ltd.	61,282	143,320
#	Credit Corp. Group Ltd.	8,086	154,616
	CSR Ltd.	62,643	268,274
*	Dacian Gold Ltd.	9,935	1,612
	Data#3 Ltd.	20,294	82,416
*	De Grey Mining Ltd.	122,410	102,992
#*	Deep Yellow Ltd.	18,426	11,795
	Deterra Royalties Ltd.	47,800	161,931
*	Develop Global Ltd.	3,286	7,302
	Dicker Data Ltd.	5,356	49,527
	Domain Holdings Australia Ltd.	30,769	74,933
	Downer EDI Ltd.	83,469	322,942
	Eagers Automotive Ltd.	19,275	178,169
*	Eclipx Group Ltd.	44,716	87,562
#*	Ecograf Ltd.	45,072	15,275
	Elanor Investor Group	2,855	4,324
	Elders Ltd.	19,673	197,773
#*	Electro Optic Systems Holdings Ltd.	4,267	6,555
*	Elixir Energy Ltd.	28,233	3,174
#*	Elmo Software Ltd.	2,899	6,321
	Emeco Holdings Ltd.	55,197	32,435
*	Emerald Resources NL	26,661	22,606
#*	EML Payments Ltd.	30,737	33,276
	Enero Group Ltd.	3,513	8,695
#*	EnviroSuite Ltd.	65,036	6,222
	EQT Holdings Ltd.	2,140	41,615
	Estia Health Ltd.	28,335	46,292
	Euroz Hartleys Group Ltd.	16,677	19,793
*	EVENT Hospitality & Entertainment Ltd.	11,613	118,923
*	Experience Co. Ltd.	24,597	5,665
	Fleetwood Ltd.	9,756	12,736
#*	Flight Centre Travel Group Ltd.	13,111	204,752
*	Frontier Digital Ventures Ltd.	16,646	13,255
	G8 Education Ltd.	111,168	85,670
*	Galan Lithium Ltd.	22,234	26,314
#*	Gascoyne Resources Ltd.	1,676	330
#*	Genetic Signatures Ltd.	11,777	11,056
	Genworth Mortgage Insurance Australia Ltd.	52,596	110,582
	Gold Road Resources Ltd.	116,911	127,694
	GR Engineering Services Ltd.	2,082	3,041
	GrainCorp Ltd., Class A	31,517	227,753
	Grange Resources Ltd.	76,730	72,358

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	18,892	$169,695
	GWA Group Ltd.	32,736	52,289
	Hansen Technologies Ltd.	21,225	82,150
*	Hastings Technology Metals Ltd.	64,195	12,295
	Healius Ltd.	67,921	213,723
#*	Helloworld Travel Ltd.	7,031	12,948
*	Highfield Resources Ltd.	23,474	18,371
	HT&E Ltd.	38,557	46,136
	HUB24 Ltd.	8,925	149,065
#	Humm Group Ltd.	47,095	27,267
	Iluka Resources Ltd.	40,261	315,360
	Imdex Ltd.	59,186	103,832
*	Immutep Ltd.	74,141	17,524
*	Imugene Ltd.	161,063	24,102
	Infomedia Ltd.	62,093	55,167
	Inghams Group Ltd.	38,828	84,066
#	Insignia Financial Ltd.	77,102	185,341
	Integral Diagnostics Ltd.	20,765	57,579
*	Integrated Research Ltd.	11,699	6,260
#	InvoCare Ltd.	18,491	158,649
*	ioneer Ltd.	191,542	88,971
	IPH Ltd.	24,078	127,646
	IRESS Ltd.	21,850	168,082
	IVE Group Ltd.	9,133	12,708
*	Janison Education Group Ltd.	14,740	8,133
#*	Jervois Global Ltd.	51,156	32,490
	Johns Lyng Group Ltd.	20,878	130,671
	Jumbo Interactive Ltd.	3,461	42,078
	Jupiter Mines Ltd.	181,844	31,382
*	Karoon Energy Ltd.	79,446	114,092
	Kelsian Group Ltd.	7,222	40,013
#*	Kogan.com Ltd.	7,740	21,040
#*	Lake Resources NL	60,319	81,005
#*	Lark Distilling Co. Ltd.	2,994	7,468
	Lifestyle Communities Ltd.	11,551	121,741
	Link Administration Holdings Ltd.	47,974	169,856
	Lovisa Holdings Ltd.	6,087	69,692
	Lycopodium Ltd.	4,742	20,233
	MA Financial Group Ltd.	7,220	34,928
	MACA Ltd.	43,876	24,929
	Macmahon Holdings Ltd.	161,782	19,224
*	Macquarie Telecom Group Ltd.	839	41,202
#*	Mayne Pharma Group Ltd.	168,566	33,683
	McMillan Shakespeare Ltd.	9,141	76,237
	McPherson’s Ltd.	7,753	4,857
*	Medical Developments International Ltd.	5,436	13,374
	Medusa Mining Ltd.	15,386	9,146
#*	Megaport Ltd.	16,105	95,678
#*	Mesoblast Ltd.	33,158	24,920
#*	Metals X Ltd.	120,257	62,205
	Metcash Ltd.	107,429	360,636
	Michael Hill International Ltd.	13,468	10,794
*	Mincor Resources NL	45,390	79,829
*	MMA Offshore Ltd.	42,290	16,939
	Monadelphous Group Ltd.	13,437	100,095
	Monash IVF Group Ltd.	45,202	39,277
	Money3 Corp. Ltd.	25,684	47,199
	Mount Gibson Iron Ltd.	72,538	35,594
#	Myer Holdings Ltd.	91,183	31,122

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	MyState Ltd.	13,855	$48,521
#*	Nanosonics Ltd.	24,543	67,819
	Navigator Global Investments Ltd.	17,539	20,045
#*	Nearmap Ltd.	56,435	47,778
*	Neometals Ltd.	38,972	42,294
	Netwealth Group Ltd.	10,993	99,537
	New Energy Solar	2,347	1,311
	New Hope Corp. Ltd.	59,680	146,980
	Newcrest Mining Ltd.	5,876	111,046
	nib holdings Ltd.	55,310	275,412
	Nick Scali Ltd.	8,501	60,643
	Nickel Mines Ltd.	112,645	103,245
*	Noumi Ltd.	793	111
#*	Novonix Ltd.	26,095	92,455
	NRW Holdings Ltd.	72,942	99,447
	Nufarm Ltd.	38,633	173,798
	Objective Corp. Ltd.	1,728	20,600
*	OFX Group Ltd.	28,697	51,510
	OM Holdings Ltd.	27,595	17,037
#*	Omni Bridgeway Ltd.	29,842	70,113
	oOh!media Ltd.	67,577	73,980
#*	Opthea Ltd.	15,349	10,997
*	OreCorp Ltd.	14,300	7,030
	Orora Ltd.	107,433	301,063
	Pacific Current Group Ltd.	4,674	24,324
	Pact Group Holdings Ltd.	26,672	43,073
*	Paladin Energy Ltd.	288,645	158,849
*	Panoramic Resources Ltd.	218,305	50,962
*	Pantoro Ltd.	113,113	22,167
	Peet Ltd.	49,105	38,448
	Pendal Group Ltd.	34,189	125,861
	PeopleIN Ltd.	7,250	19,267
	Perenti Global Ltd.	76,054	37,788
	Perpetual Ltd.	7,678	176,515
	Perseus Mining Ltd.	143,232	199,311
#	Pinnacle Investment Management Group Ltd.	10,624	69,435
	Platinum Asset Management Ltd.	34,598	45,272
*	Poseidon Nickel Ltd.	149,711	8,733
#*	PPK Group Ltd.	3,365	9,180
*	Praemium Ltd.	49,756	22,564
	Premier Investments Ltd.	7,021	124,412
*	Prescient Therapeutics Ltd.	56,023	5,049
	Propel Funeral Partners Ltd.	11,096	36,044
	PSC Insurance Group Ltd.	11,269	36,469
	PWR Holdings Ltd.	9,124	65,125
#	Ramelius Resources Ltd.	101,081	107,350
*	ReadyTech Holdings Ltd.	3,553	8,437
*	Red 5 Ltd.	345,731	99,285
#*	Redbubble Ltd.	21,367	16,782
#	Regis Healthcare Ltd.	16,349	24,166
	Regis Resources Ltd.	94,993	139,171
#*	Reject Shop Ltd.	1,897	5,288
	Reliance Worldwide Corp. Ltd.	68,551	188,117
#*	Resolute Mining Ltd.	145,629	35,951
*	Retail Food Group Ltd.	414,056	19,543
	Ridley Corp. Ltd.	33,998	40,322
*	RPMGlobal Holdings Ltd.	21,479	25,655
#*	Rumble Resources Ltd.	37,032	9,672
*††^	Salmat Ltd.	3,642	0

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Sandfire Resources Ltd.	45,698	$181,122
	Select Harvests Ltd.	18,813	86,938
	Servcorp Ltd.	6,297	15,982
*	Service Stream Ltd.	91,018	56,163
*	Seven West Media Ltd.	118,278	57,792
	SG Fleet Group Ltd.	16,719	28,922
	Sigma Healthcare Ltd.	130,482	46,018
#*	Silver Lake Resources Ltd.	107,704	140,696
#*	Silver Mines Ltd.	82,445	13,852
	Sims Ltd.	20,627	298,244
	SmartGroup Corp. Ltd.	16,202	101,469
#*	Solstice Minerals Ltd.	14,370,000	0
	Southern Cross Electrical Engineering Ltd.	24,152	11,312
	Southern Cross Media Group Ltd.	48,316	58,397
#*††^	Speedcast International Ltd.	29,981	0
	St Barbara Ltd.	113,022	105,649
*	Star Entertainment Grp Ltd.	100,356	221,654
#*	Strike Energy Ltd.	74,136	17,221
	Sunland Group Ltd.	14,139	27,521
	Super Retail Group Ltd.	19,342	143,113
*	Superloop Ltd.	62,968	42,009
	Symbio Holdings Ltd.	4,961	17,032
#*	Syrah Resources Ltd.	81,401	110,877
	Tassal Group Ltd.	34,454	91,355
	Technology One Ltd.	35,598	256,884
#*	Temple & Webster Group Ltd.	7,564	30,873
#*	Tyro Payments Ltd.	24,550	20,984
	United Malt Grp Ltd.	40,486	118,295
*	Uniti Group Ltd.	49,819	172,035
*††^	Virgin Australia Holdings Ltd.	110,192	0
	Virtus Health Ltd.	13,215	76,284
	Vita Group Ltd.	21,798	7,734
Ω	Viva Energy Group Ltd.	76,412	149,920
*	Wagners Holding Co. Ltd.	8,025	7,494
#*	Webjet Ltd.	47,632	197,633
*	West African Resources Ltd.	120,221	114,690
*	Western Areas Ltd.	49,552	133,933
	Westgold Resources Ltd.	43,390	50,099
	Whitehaven Coal Ltd.	105,831	363,428
*	Widgie Nickel Ltd.	9,239	3,144
	Yancoal Australia Ltd.	9,548	35,984
#*	Zip Co. Ltd.	38,767	28,515

TOTAL AUSTRALIA			19,730,414

AUSTRIA — (1.2%)
	Addiko Bank AG	2,352	26,770
	Agrana Beteiligungs AG	2,144	38,027
	ANDRITZ AG	7,826	332,692
	AT&S Austria Technologie & Systemtechnik AG	3,883	198,833
Ω	BAWAG Group AG	8,444	400,954
*	DO & Co. AG	808	71,105
	EVN AG	4,186	106,560
*	FACC AG	2,374	19,586
*	Flughafen Wien AG	307	8,646
#*	Kapsch TrafficCom AG	757	10,754
	Lenzing AG	1,530	138,907
	Mayr Melnhof Karton AG	1,025	180,366
	Oberbank AG	414	42,962
#	Oesterreichische Post AG	3,336	107,465

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Palfinger AG	1,977	$50,104
#	POLYTEC Holding AG	1,603	10,211
*	Porr AG	2,323	29,421
#	Raiffeisen Bank International AG	3,858	43,917
	Rosenbauer International AG	346	13,416
	S IMMO AG	5,724	137,389
*	Schoeller-Bleckmann Oilfield Equipment AG	1,398	79,991
	Semperit AG Holding	1,085	26,241
	Strabag SE	1,255	49,053
	Telekom Austria AG	18,718	133,454
	UBM Development AG	812	36,779
	UNIQA Insurance Group AG	16,188	123,418
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,531	112,392
	voestalpine AG	11,461	298,248
	Wienerberger AG	13,018	367,470
	Zumtobel Group AG	3,981	28,755

TOTAL AUSTRIA			3,223,886

BELGIUM — (1.7%)
#*	Acacia Pharma Group PLC	5,512	4,538
	Ackermans & van Haaren NV	2,948	525,558
*	AGFA-Gevaert NV	20,629	82,586
	Atenor	533	31,585
	Banque Nationale de Belgique	13	23,230
	Barco NV	8,728	196,553
	Bekaert SA	4,327	160,397
#*Ω	Biocartis Group NV	3,596	7,824
#*	bpost SA	9,364	56,736
*	Celyad Oncology SA	590	1,193
	Cie d’Entreprises CFE	891	116,407
	Deceuninck NV	10,393	29,163
	D’ieteren Group	666	106,901
	Econocom Group SA/NV	14,168	54,134
#	Elia Group SA	2,996	476,898
	Etablissements Franz Colruyt NV	5,018	184,265
*	Euronav NV	23,728	275,586
	EVS Broadcast Equipment SA	1,783	39,524
	Exmar NV	4,511	22,933
	Fagron	6,433	120,669
*	Galapagos NV	3,677	215,888
	Gimv NV	2,900	166,411
*	Greenyard NV	2,745	22,552
	Immobel SA	570	41,116
	Ion Beam Applications	2,603	42,469
	Jensen-Group NV	507	17,551
*	Kinepolis Group NV	1,746	96,617
	Lotus Bakeries NV	41	233,273
	Melexis NV	1,773	152,185
#*	Mithra Pharmaceuticals SA	419	4,083
#*	Ontex Group NV	8,295	57,471
	Orange Belgium SA	1,706	33,066
*	Oxurion NV	5,542	5,871
*	Picanol	234	16,800
#	Proximus SADP	13,342	233,196
	Recticel SA	4,845	105,864
	Resilux	88	21,834
	Shurgard Self Storage SA	3,950	228,573
	Sipef NV	638	43,344
	Telenet Group Holding NV	4,438	132,263

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Tessenderlo Group SA	1,966	$68,827
	Van de Velde NV	716	29,431
	VGP NV	728	189,350
	Viohalco SA	9,200	40,780

TOTAL BELGIUM			4,715,495

CANADA — (11.3%)
*	5N Plus, Inc.	10,900	16,630
	Acadian Timber Corp.	1,400	20,521
*	Aclara Resources, Inc.	5,211	2,393
*	AcuityAds Holdings, Inc.	3,643	11,003
*	Advantage Energy Ltd.	29,081	242,898
	Aecon Group, Inc.	8,691	101,276
	Africa Oil Corp.	54,929	112,881
#	AG Growth International, Inc.	2,667	80,738
	AGF Management Ltd., Class B	10,933	59,999
*	Aimia, Inc.	12,133	46,467
#	AirBoss of America Corp.	2,200	53,294
	Alamos Gold, Inc., Class A	50,579	392,929
	Alaris Equity Partners Income	5,125	73,924
*	Alexco Resource Corp.	7,261	7,630
	Algoma Central Corp.	1,600	21,497
*	Almaden Minerals Ltd., Class B	14,000	4,250
	Altius Minerals Corp.	5,800	96,798
	Altus Group Ltd.	5,600	209,719
	Amerigo Resources Ltd.	14,600	18,070
	Andlauer Healthcare Group, Inc.	1,942	67,633
	Andrew Peller Ltd., Class A	4,300	22,627
#*	Argonaut Gold, Inc.	45,552	76,236
*	Aritzia, Inc.	11,129	396,335
*	Ascot Resources Ltd.	28,504	19,747
	Atco Ltd., Class I	7,907	281,714
*	Athabasca Oil Corp.	58,945	112,875
*	ATS Automation Tooling Systems, Inc.	9,914	289,321
	Aura Minerals, Inc.	2,400	20,121
*	Aurora Cannabis, Inc.	6,509	19,722
*	AutoCanada, Inc.	2,934	68,288
	B2Gold Corp.	80,403	341,594
	Badger Infrastructure Solutions Ltd.	4,409	102,104
*	Baytex Energy Corp.	3,902	19,956
	Birchcliff Energy Ltd.	39,513	289,123
	Bird Construction, Inc.	5,738	38,413
	Black Diamond Group Ltd.	2,510	8,538
	BMTC Group, Inc.	850	10,097
#*	Bombardier, Inc., Class A	13,200	14,694
#*	Bombardier, Inc., Class B	234,623	230,121
*	Bonterra Energy Corp.	1,235	11,257
#	Boralex, Inc., Class A	10,593	317,547
#	Boyd Group Services, Inc.	212	26,239
	Bridgemarq Real Estate Services	700	7,623
#	Brookfield Infrastructure Corp., Class A	5,270	373,923
*	Calfrac Well Services Ltd.	3,300	12,947
	Calian Group Ltd.	1,200	66,247
*	Calibre Mining Corp.	11,681	12,912
	Canaccord Genuity Group, Inc.	14,896	131,028
#	Canacol Energy Ltd.	18,050	40,044
#*	Canada Goose Holdings, Inc.	6,463	140,749
	Canadian Western Bank	12,118	305,721
*	Canfor Corp.	9,100	173,408

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Canfor Pulp Products, Inc.	3,143	$13,823
	Capital Power Corp.	14,849	488,012
#*	Capstone Copper Corp.	64,612	294,228
*	Cardinal Energy Ltd.	16,531	88,147
*	CareRx Corp.	3,200	12,953
#	Cascades, Inc.	12,329	121,212
*	Celestica, Inc.	18,318	205,902
	Centerra Gold, Inc.	29,868	276,445
	CES Energy Solutions Corp.	31,177	63,827
#*	Charlottes Web Holdings, Inc.	9,735	8,487
	CI Financial Corp.	23,097	301,152
	Cogeco Communications, Inc.	2,000	164,247
	Cogeco, Inc.	800	47,639
	Computer Modelling Group Ltd.	12,144	45,092
*	Copper Mountain Mining Corp.	20,335	45,430
	Corby Spirit & Wine Ltd.	1,800	26,776
#	Corus Entertainment, Inc., Class B	27,296	89,453
#	Crescent Point Energy Corp.	71,543	495,243
*	Crew Energy, Inc.	4,927	19,368
#*	Cronos Group, Inc.	16,661	50,316
#*	Denison Mines Corp.	99,301	128,315
	Dexterra Group, Inc.	6,209	34,173
#*	DIRTT Environmental Solutions	7,700	8,691
#	Doman Building Materials Group Ltd.	6,652	36,971
#	Dorel Industries, Inc., Class B	3,700	23,934
	DREAM Unlimited Corp., Class A	4,025	144,752
	Dundee Precious Metals, Inc.	23,817	137,935
	ECN Capital Corp.	39,452	178,734
	E-L Financial Corp. Ltd.	204	140,695
*	Eldorado Gold Corp.	24,534	238,339
	Element Fleet Management Corp.	47,405	423,256
*	Endeavour Silver Corp.	18,298	69,740
	Enerflex Ltd.	12,236	84,389
*	Energy Fuels, Inc.	5,331	40,166
	Enerplus Corp.	31,165	381,797
	Enghouse Systems Ltd.	4,590	129,091
*	Ensign Energy Services, Inc.	23,650	74,927
#*,*	Equinox Gold Corp.	26,317	187,644
	Equitable Group, Inc.	3,086	138,487
#*	ERO Copper Corp.	8,889	127,801
	Evertz Technologies Ltd.	3,302	36,165
	Exchange Income Corp.	2,343	75,598
#	Exco Technologies Ltd.	4,600	30,830
	Extendicare, Inc.	11,410	64,571
#	Fiera Capital Corp.	8,500	64,909
	Finning International, Inc.	13,273	373,398
	Firm Capital Mortgage Investment Corp.	2,800	29,032
#	First Majestic Silver Corp.	25,693	265,062
#*	First Mining Gold Corp.	27,500	5,459
#	First National Financial Corp.	2,280	64,461
*	Fission Uranium Corp.	56,500	38,263
*	Foraco International SA	200	343
#*,*	Fortuna Silver Mines, Inc.	37,493	130,931
#*	Freegold Ventures Ltd.	22,000	7,193
#	Freehold Royalties Ltd.	15,695	183,016
*	Frontera Energy Corp.	6,420	69,115
#*	Galiano Gold, Inc.	12,801	5,779
	Gamehost, Inc.	2,000	12,891
*	GDI Integrated Facility Services, Inc.	1,900	64,100

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Gear Energy Ltd.	23,288	$27,011
	Gibson Energy, Inc.	17,831	339,506
	goeasy Ltd.	1,136	101,967
*	GoGold Resources, Inc.	26,229	51,656
#*	GoldMoney, Inc.	6,800	9,951
*	Goodfood Market Corp.	2,400	3,942
*	Gran Tierra Energy, Inc.	52,923	85,277
	Guardian Capital Group Ltd., Class A	2,850	73,455
#	Hardwoods Distribution, Inc.	2,254	57,023
#*	Headwater Exploration, Inc.	17,600	90,833
*	Heroux-Devtek, Inc.	4,097	48,858
	High Liner Foods, Inc.	2,300	21,377
#	HLS Therapeutics, Inc.	2,903	30,959
	Home Capital Group, Inc.	7,497	186,980
	Hudbay Minerals, Inc.	32,692	209,439
*	i-80 Gold Corp.	12,689	33,287
*	IAMGOLD Corp.	62,316	176,049
*	IBI Group, Inc.	2,900	25,509
*	Imperial Metals Corp.	9,700	27,938
	Information Services Corp.	2,000	33,667
	Innergex Renewable Energy, Inc.	16,969	227,196
*	InPlay Oil Corp.	3,000	9,061
	Interfor Corp.	8,400	239,449
	Intertape Polymer Group, Inc.	7,544	233,429
#*	Invesque, Inc.	4,300	5,590
Ω	Jamieson Wellness, Inc.	5,013	126,042
*	Karora Resources, Inc.	15,448	79,365
	K-Bro Linen, Inc.	1,500	36,804
*	Kelt Exploration Ltd.	19,288	99,544
#	Keyera Corp.	5,503	136,520
*	Kinaxis, Inc.	2,617	289,599
	Kingsway Financial Services, Inc.	600	3,378
*	Knight Therapeutics, Inc.	14,616	60,642
#	KP Tissue, Inc.	700	6,086
#	Labrador Iron Ore Royalty Corp.	7,700	208,346
*	Largo, Inc.	1,753	14,657
#	Lassonde Industries, Inc., Class A	400	42,801
	Laurentian Bank of Canada	6,500	197,684
	Leon’s Furniture Ltd.	3,400	51,874
	LifeWorks, Inc.	8,101	119,183
	Linamar Corp.	6,205	245,756
	Logistec Corp., Class B	300	10,271
#*	Lucara Diamond Corp.	52,607	25,389
*	Lundin Gold, Inc.	6,091	49,073
#*	MAG Silver Corp.	5,770	85,050
	Magellan Aerospace Corp.	2,400	18,308
*	Mainstreet Equity Corp.	600	55,906
*	Major Drilling Group International, Inc.	10,973	99,168
*	Mandalay Resources Corp.	5,300	14,770
#	Maple Leaf Foods, Inc.	11,496	253,160
*	Marimaca Copper Corp.	4,300	13,523
	Martinrea International, Inc.	11,210	66,929
	Maverix Metals, Inc.	6,075	27,389
#*	MDF Commerce, Inc.	2,102	4,123
	Medical Facilities Corp.	5,100	39,422
*	MEG Energy Corp.	37,193	558,771
	Melcor Developments Ltd.	1,000	12,011
#	Methanex Corp.	7,230	362,657
	Morguard Corp.	600	58,942

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	MTY Food Group, Inc.	2,800	$113,186
#	Mullen Group Ltd.	14,988	143,387
*	New Gold, Inc.	90,970	132,420
*	New Pacific Metals Corp.	4,600	14,812
#	NFI Group, Inc.	8,237	75,596
	North American Construction Group Ltd.	3,900	49,029
#	North West Co., Inc.	6,581	183,550
*	NuVista Energy Ltd.	29,960	255,604
*	OceanaGold Corp.	97,656	243,256
*	Opsens, Inc.	6,200	9,170
#*	Organigram Holdings, Inc.	22,800	32,148
#	Osisko Gold Royalties Ltd.	20,737	255,147
#*	Osisko Mining, Inc.	37,096	116,949
	Paramount Resources Ltd., Class A	9,692	234,341
	Parex Resources, Inc.	17,840	347,732
	Park Lawn Corp.	4,354	115,167
	Parkland Corp.	18,885	536,421
	Pason Systems, Inc.	11,152	140,718
#	Peyto Exploration & Development Corp.	22,159	225,790
	PHX Energy Services Corp.	1,100	5,960
*	Pine Cliff Energy Ltd.	23,500	28,171
#	Pizza Pizza Royalty Corp.	6,500	68,458
*	Points.com, Inc.	1,461	23,391
	Polaris Infrastructure, Inc.	2,100	30,716
#	Pollard Banknote Ltd.	1,300	21,838
*	PolyMet Mining Corp.	1,089	3,460
#	PrairieSky Royalty Ltd.	23,109	317,138
*	Precision Drilling Corp.	1,930	138,962
#	Premium Brands Holdings Corp.	4,630	377,997
	Primo Water Corp.	18,495	270,518
	Pulse Seismic, Inc.	6,700	11,578
#	Quarterhill, Inc.	10,900	19,006
*	Real Matters, Inc.	9,299	33,008
*	Recipe Unlimited Corp.	2,200	24,541
#*	RF Capital Group, Inc.	155	1,923
#	Richelieu Hardware Ltd.	6,969	197,843
#	Rogers Sugar, Inc.	12,650	60,165
	Russel Metals, Inc.	8,500	226,552
*	Sabina Gold & Silver Corp.	36,019	37,010
	Sandstorm Gold Ltd.	25,763	191,646
#	Savaria Corp.	6,382	76,207
#*,*	Seabridge Gold, Inc.	9,358	165,317
	Secure Energy Services, Inc.	37,250	191,085
*	ShawCor Ltd.	7,942	30,046
#	Sienna Senior Living, Inc.	12,077	130,580
	Sierra Metals, Inc.	5,800	5,824
#*,*	Sierra Wireless, Inc.	6,400	100,739
#*	SilverCrest Metals, Inc.	7,791	58,744
Ω	Sleep Country Canada Holdings, Inc.	5,401	104,938
#	SNC-Lavalin Group, Inc.	20,167	448,504
*Ω	Spin Master Corp.	3,700	133,092
	Sprott, Inc.	2,898	133,482
	SSR Mining, Inc.	25,081	551,751
	Stantec, Inc.	1,953	89,650
	Stelco Holdings, Inc.	3,600	131,401
	Stella-Jones, Inc.	6,265	173,127
	Sundial Growers, Inc.	51,914	24,368
#*	SunOpta, Inc.	10,884	59,984
#	Superior Plus Corp.	22,114	195,035

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Surge Energy, Inc.	4,741	$36,314
	Tamarack Valley Energy Ltd.	41,672	163,165
#*	Taseko Mines Ltd.	35,100	68,033
	TECSYS, Inc.	300	6,095
*	TeraGo, Inc.	400	1,700
	TerraVest Industries, Inc.	800	13,887
	Tidewater Midstream & Infrastructure Ltd.	35,300	34,623
	Timbercreek Financial Corp.	10,445	74,070
*	Torex Gold Resources, Inc.	13,010	145,630
*	Total Energy Services, Inc.	6,761	42,470
#*	Touchstone Exploration, Inc.	7,300	8,183
	TransAlta Corp.	35,363	379,327
#	TransAlta Renewables, Inc.	15,283	211,998
#	Transcontinental, Inc., Class A	11,425	143,007
	TransGlobe Energy Corp.	10,800	47,752
#*	Treasury Metals, Inc.	917	443
#*	Trevali Mining Corp.	4,900	3,891
*	Trican Well Service Ltd.	42,074	146,726
#	Tricon Residential, Inc.	30,813	445,891
*	Trisura Group Ltd.	4,500	108,205
*	Turquoise Hill Resources Ltd.	11,251	306,647
*	Uni-Select, Inc.	6,255	146,947
	Vermilion Energy, Inc.	20,165	392,852
	VersaBank	1,000	10,135
*	Victoria Gold Corp.	2,300	25,065
*	Viemed Healthcare, Inc.	3,800	18,865
*	VIQ Solutions, Inc.	1,300	1,518
	Wajax Corp.	3,913	59,092
	Waterloo Brewing Ltd.	2,100	7,274
*	Wesdome Gold Mines Ltd.	18,179	185,519
*	Western Copper & Gold Corp.	4,800	9,168
	Western Forest Products, Inc.	53,930	86,479
#	Westshore Terminals Investment Corp.	5,642	151,212
#	Whitecap Resources, Inc.	70,340	576,564
*	WildBrain Ltd.	12,570	27,495
#	Winpak Ltd.	3,800	125,686
	Yamana Gold, Inc.	108,929	600,881
#	Yellow Pages Ltd.	2,040	22,025
	Zenith Capital Corp.	1,300	234

TOTAL CANADA			31,506,324

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	14,400	112,959
	BOE Varitronix Ltd.	82,009	92,919
	China Gold International Resources Corp. Ltd.	43,400	162,161
*	Goodbaby International Holdings Ltd.	129,000	16,205
*††^	Hanfeng Evergreen, Inc.	2,400	0
*	Huafa Property Services Group Co. Ltd.	480,000	9,151
	Huasheng International Holding Ltd.	210,000	3,196
Ω	JS Global Lifestyle Co. Ltd.	22,000	26,099
*	Meilleure Health International Industry Group Ltd.	54,000	2,493

TOTAL CHINA			425,183

DENMARK — (2.1%)
*	ALK-Abello AS	13,533	295,205
	Alm Brand AS	107,385	185,343
*	Bang & Olufsen AS	14,001	33,514
	BankNordik P/F	552	9,730

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Bavarian Nordic AS	9,970	$189,139
*	Brodrene Hartmann AS	204	6,727
#	cBrain AS	1,050	33,987
	Chemometec AS	1,884	212,972
#*	Columbus AS	16,517	21,724
	D/S Norden AS	3,259	121,090
	Dfds AS	3,765	145,806
*	Drilling Co. of 1972 AS	2,806	139,930
	FLSmidth & Co. AS	5,888	161,402
#	Fluegger Group AS	86	5,873
	H Lundbeck AS	8,146	186,691
*	H+H International A/S, Class B	2,539	62,008
*	ISS AS	16,675	273,704
	Jeudan AS	1,140	44,565
*	Jyske Bank AS	6,487	358,693
	Matas AS	4,416	61,303
Ω	Netcompany Group AS	3,857	214,496
*	Nilfisk Holding AS	3,104	86,893
*	NKT AS	4,869	232,054
*Ω	NNIT AS	1,779	21,946
	North Media AS	1,083	12,072
*	NTG Nordic Transport Group AS, Class A	1,650	89,593
	Per Aarsleff Holding AS	2,428	93,179
	Ringkjoebing Landbobank AS	3,260	399,768
	Royal Unibrew AS	5,904	508,872
#*	RTX AS	1,054	23,832
Ω	Scandinavian Tobacco Group AS, Class A	9,210	191,989
	Schouw & Co. AS	1,709	130,655
	SimCorp AS	4,710	329,731
	Solar AS, Class B	610	72,342
	SP Group AS	803	38,536
	Spar Nord Bank AS	12,098	153,603
	Sparekassen Sjaelland-Fyn AS	1,217	33,468
	Sydbank AS	8,856	304,406
	TCM Group AS	1,034	15,256
*	Tivoli AS	344	43,453
	Topdanmark AS	5,230	293,486
*	TORM PLC, Class A	4,930	48,444
	UIE PLC	255	76,116
*	Zealand Pharma AS	4,082	46,025

TOTAL DENMARK			6,009,621

FINLAND — (2.0%)
	Aktia Bank Oyj	7,233	73,341
	Alandsbanken Abp, Class B	379	12,747
	Alma Media Oyj	4,469	46,147
	Anora Group Oyj	3,521	32,503
	Aspo Oyj	2,685	20,014
	Atria Oyj	2,491	28,766
*	BasWare Oyj	944	39,209
#	Bittium Oyj	4,078	23,162
	Cargotec Oyj, Class B	4,700	162,735
	Caverion Oyj	9,013	44,142
	Citycon Oyj	7,320	52,027
	Digia Oyj	2,833	20,504
Ω	Enento Group Oyj	1,937	45,869
	eQ Oyj	761	18,751
#*	Finnair Oyj	104,522	51,517
	Fiskars Oyj Abp	3,933	90,494

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Gofore Oyj	378	$9,093
#	Harvia Oyj	1,373	47,030
	HKScan Oyj, Class A	1,550	2,255
#	Huhtamaki Oyj	11,797	445,930
#	Kamux Corp.	4,139	41,886
	Kemira Oyj	13,667	179,272
#	Kojamo Oyj	11,921	237,147
*	Konecranes Oyj	7,254	203,865
	Lassila & Tikanoja Oyj	3,659	39,315
#*	Lehto Group Oyj	1,174	480
	Marimekko Oyj	3,250	45,281
	Metsa Board Oyj, Class B	21,964	236,702
	Musti Group Oyj	3,457	81,338
	Nokian Renkaat Oyj	15,034	201,885
	Olvi Oyj, Class A	1,985	66,173
*	Optomed Oy	946	4,334
	Oriola Oyj, Class A	5,827	12,392
	Oriola Oyj, Class B	16,336	35,497
	Orion Oyj, Class A	3,001	121,610
	Orion Oyj, Class B	12,691	497,773
	Outokumpu Oyj	42,896	210,587
	Pihlajalinna Oyj	1,333	15,974
	Ponsse Oyj	1,180	36,516
*	QT Group Oyj	1,722	150,030
	Raisio Oyj, Class V	14,595	34,192
	Rapala VMC Oyj	3,058	19,737
	Revenio Group Oyj	2,620	124,668
#Ω	Rovio Entertainment Oyj	4,222	38,620
	Sanoma Oyj	10,553	133,306
	Scanfil Oyj	1,067	7,764
	Taaleri Oyj	1,518	16,529
	Talenom Oyj	2,896	31,770
	Teleste Oyj	1,530	7,429
Ω	Terveystalo Oyj	13,729	153,775
	TietoEVRY Oyj	10,629	266,652
	Tokmanni Group Corp.	5,059	65,740
	Uponor Oyj	6,371	111,944
	Vaisala Oyj, Class A	2,601	120,116
	Valmet Oyj	20,218	541,454
#	Verkkokauppa.com Oyj	1,520	7,018
	Wartsila OYJ Abp	21,535	172,923
*	WithSecure Oyj	12,707	69,413
	YIT Oyj	21,894	88,124

TOTAL FINLAND			5,695,467

FRANCE — (4.8%)
	ABC arbitrage	3,701	28,533
	AKWEL	1,182	21,703
	Albioma SA	3,447	183,230
Ω	ALD SA	11,953	162,537
	Altamir	1,905	52,492
	Alten SA	2,731	366,521
	Assystem SA	1,354	57,714
	Atos SE	1,197	29,161
	Aubay	1,195	68,892
	Axway Software SA	1,111	20,381
#	Bastide le Confort Medical	266	10,567
*	Beneteau SA	5,853	73,484
	Bigben Interactive	2,306	34,639

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Boiron SA	776	$34,084
	Bonduelle SCA	2,134	35,974
	Burelle SA	28	15,783
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,217
#*	Casino Guichard Perrachon SA	4,112	72,046
	Catana Group	3,304	27,214
	CBo Territoria	2,250	9,065
*	Cegedim SA	865	22,427
*	CGG SA	82,253	94,627
	Chargeurs SA	2,784	50,424
*	Cie des Alpes	3,270	50,574
	Cie Plastic Omnium SA	6,434	104,152
*	Coface SA	14,551	174,441
#*	DBV Technologies SA	1,409	3,679
	Derichebourg SA	16,273	146,853
*	Ekinops SAS	2,101	14,343
	Electricite de Strasbourg SA	132	14,619
*Ω	Elior Group SA	19,442	59,363
*	Elis SA	25,559	366,548
*	Eramet SA	1,279	170,468
*	ESI Group	454	31,204
*	Etablissements Maurel et Prom SA	8,900	40,576
	Eurazeo SE	2,146	164,897
	Eutelsat Communications SA	22,026	244,784
	Exel Industries, Class A	184	12,837
#	Faurecia SE	15,805	343,569
	Fnac Darty SA	2,696	133,857
*	Gaumont SA	20	2,213
	Gaztransport Et Technigaz SA	2,696	321,036
*	GL Events	1,343	24,960
	Groupe Crit	446	31,402
	Groupe Gorge SA	491	9,729
	Guerbet	934	24,361
	Guillemot Corp.	785	10,929
*	Haulotte Group SA	1,014	4,061
	HEXAOM	440	13,862
*	ID Logistics Group	316	100,635
	Imerys SA	3,467	136,395
	Infotel SA	414	23,839
	Interparfums SA	1,913	106,144
	Ipsen SA	192	19,903
	IPSOS	6,081	292,746
	Jacquet Metals SACA	2,005	43,192
*	JCDecaux SA	7,386	154,833
#	Kaufman & Broad SA	2,328	70,801
	Korian SA	9,135	191,844
	Lagardere SA	4,642	121,582
	Laurent-Perrier	396	37,493
	Lectra	4,350	180,340
	Linedata Services	535	24,452
	LISI	3,062	69,228
	LNA Sante SA	809	29,870
*	Lumibird	1,029	23,235
Ω	Maisons du Monde SA	4,270	72,824
	Manitou BF SA	1,600	36,301
	Manutan International	508	35,882
	Mersen SA	2,606	86,196
	Metropole Television SA	3,408	63,243
#*	Nacon SA	461	2,762

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Neurones	420	$16,003
	Nexans SA	3,620	329,736
	Nexity SA	5,013	152,225
#*	Nicox	2,438	4,394
	NRJ Group	2,200	13,843
	Orpea SA	1,798	64,301
	Pharmagest Interactive	424	34,053
	Quadient SA	5,381	100,631
#*††^	Recylex SA	1,750	640
*	Rexel SA	37,300	764,078
	Robertet SA	47	43,626
	Rothschild & Co.	4,325	169,449
	Rubis SCA	11,386	302,839
	Samse SA	132	29,918
	Savencia SA	669	43,367
#	SCOR SE	20,315	574,383
	Seche Environnement SA	536	41,609
	SES SA	44,879	401,555
*Ω	SMCP SA	4,479	29,104
	Societe BIC SA	2,960	176,620
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	21,889
	Societe LDC SA	181	16,643
	Societe pour l’Informatique Industrielle	1,315	65,524
*	SOITEC	2,487	445,524
#*	Solocal Group	12,070	13,446
	Somfy SA	1,000	133,288
	Sopra Steria Group SACA	2,038	361,191
	SPIE SA	14,374	338,307
	Stef SA	521	51,343
	Sword Group	975	41,980
	Synergie SE	1,041	40,151
*	Technicolor SA	19,225	64,174
*	Technip Energies NV	13,371	162,482
#	Television Francaise 1	7,423	62,867
	Thermador Groupe	904	91,498
#	Tikehau Capital SCA	4,110	94,937
	Totalenergies EP Gabon	172	32,751
	Trigano SA	1,128	145,333
*	Ubisoft Entertainment SA	10,777	487,260
#	Union Financiere de France BQE SA	487	9,709
	Valeo	28,564	519,325
*	Vallourec SA	19,322	227,672
Ω	Verallia SA	6,363	174,915
	Vetoquinol SA	442	57,555
#	Vicat SA	3,273	98,422
	VIEL & Cie SA	4,347	26,400
	Vilmorin & Cie SA	883	41,954
	Virbac SA	510	205,911
	Wavestone	1,019	53,595
*Ω	X-Fab Silicon Foundries SE	8,082	57,216

TOTAL FRANCE			13,351,408

GERMANY — (6.0%)
	1&1 AG	5,343	112,594
	3U Holding AG	100	249
	7C Solarparken AG	5,977	27,740
	Aareal Bank AG	7,914	269,660
	Adesso SE	276	54,096
#Ω	ADLER Group SA	7,320	55,759

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	ADVA Optical Networking SE	6,195	$84,088
	All for One Group SE	283	18,780
	Allgeier SE	979	44,044
	AlzChem Group AG	417	9,617
	Amadeus Fire AG	652	91,257
	Atoss Software AG	673	97,790
	Aurubis AG	4,672	530,923
	Basler AG	528	59,082
*	Bauer AG	3,060	28,975
	BayWa AG	1,916	91,370
	Bechtle AG	3,519	162,612
Ω	Befesa SA	2,336	145,886
	Bertrandt AG	677	31,451
#	bet-at-home.com AG	393	6,113
*	Bijou Brigitte AG	711	16,608
	Bilfinger SE	4,751	191,215
*	Borussia Dortmund GmbH & Co. KGaA	11,253	44,073
	CANCOM SE	5,063	244,479
	CECONOMY AG	24,503	83,952
	CENIT AG	1,323	20,763
	Cewe Stiftung & Co. KGAA	738	67,363
*	Commerzbank AG	30,192	197,103
	CompuGroup Medical SE & Co. KgaA	3,140	167,842
#*	Corestate Capital Holding SA	3,765	32,641
	CropEnergies AG	3,994	51,804
*	CTS Eventim AG & Co. KGaA	441	30,269
	Dermapharm Holding SE	2,003	113,251
	Deutsche Beteiligungs AG	1,665	51,742
	Deutsche EuroShop AG	5,996	99,343
#*	Deutsche Lufthansa AG	4,852	36,097
Ω	Deutsche Pfandbriefbank AG	19,634	247,106
	Deutz AG	17,704	78,467
	DIC Asset AG	6,522	91,242
	Dr Hoenle AG	579	15,389
	Draegerwerk AG & Co. KGaA	432	19,811
	Duerr AG	6,410	166,594
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,864	93,537
*	EDAG Engineering Group AG	1,225	15,157
	Elmos Semiconductor SE	777	38,745
*	ElringKlinger AG	4,625	38,343
	Encavis AG	14,033	306,349
	Energiekontor AG	790	75,466
#	Fabasoft AG	270	6,837
	Fielmann AG	2,791	141,091
	First Sensor AG	520	27,404
#*	flatexDEGIRO AG	3,980	67,977
*	Fraport AG Frankfurt Airport Services Worldwide	4,213	225,140
	Freenet AG	17,797	492,411
	Fuchs Petrolub SE	3,555	94,753
	GEA Group AG	2,560	99,652
	Gerresheimer AG	4,303	298,896
*	Gesco AG	1,167	30,292
	GFT Technologies SE	1,914	76,025
*	Global Fashion Group SA	859	1,636
	Grand City Properties SA	13,480	237,990
	GRENKE AG	1,533	40,441
*	H&R GmbH & Co. KGaA	1,853	11,907
	Hamburger Hafen und Logistik AG	3,321	54,044
	Hawesko Holding AG	351	18,443

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Heidelberger Druckmaschinen AG	33,592	$74,217
	Hensoldt AG	4,411	122,842
	Hochtief AG	1,131	68,446
	Hornbach Holding AG & Co. KGaA	1,453	173,929
	Hugo Boss AG	8,304	465,712
*	Hypoport SE	383	105,882
	Indus Holding AG	2,484	70,665
Ω	Instone Real Estate Group SE	5,460	83,822
	IVU Traffic Technologies AG	962	18,037
	Jenoptik AG	6,673	187,570
Ω	JOST Werke AG	1,613	62,390
*	K+S AG	27,384	919,773
*	Kloeckner & Co. SE	8,520	109,753
*	Koenig & Bauer AG	2,008	39,192
	KPS AG	2,106	9,762
	Krones AG	1,701	131,340
	KSB SE & Co. KGaA	31	14,867
	KWS Saat SE & Co. KGaA	1,297	95,709
	Lanxess AG	9,705	375,157
	Leifheit AG	1,317	30,605
#*	Leoni AG	4,291	39,871
#*	Manz AG	726	29,594
*	Medigene AG	1,273	3,978
*	METRO AG	14,053	123,441
	MLP SE	9,747	68,888
*	Nagarro SE	991	139,337
	New Work SE	300	51,101
	Nexus AG	1,924	93,828
*	Nordex SE	13,872	200,202
	Norma Group SE	3,927	96,879
	OHB SE	819	28,948
	Patrizia AG	5,848	100,031
	Pfeiffer Vacuum Technology AG	562	100,045
	PNE AG	10,341	131,352
	ProSiebenSat.1 Media SE	24,469	281,535
	PSI Software AG	1,437	54,513
*	PVA TePla AG	2,550	62,940
#*	q.beyond AG	17,852	27,768
	Rheinmetall AG	5,517	1,243,665
	RTL Group SA	234	12,167
#	S&T AG	6,182	104,514
*	SAF-Holland SE	7,645	58,104
*	Salzgitter AG	6,237	258,895
Ω	Scout24 SE	8,507	538,053
	Secunet Security Networks AG	157	66,472
*	Serviceware SE	548	6,594
*	SGL Carbon SE	6,333	34,772
	Siltronic AG	2,238	210,169
*	Sixt SE	1,667	216,731
#	SMA Solar Technology AG	1,707	77,684
*	SNP Schneider-Neureither & Partner SE	344	10,773
	Software AG	5,783	177,999
	Stabilus SE	3,056	143,942
	STRATEC SE	850	96,208
	Stroeer SE & Co. KGaA	3,243	194,017
	Suedzucker AG	8,149	106,129
#*	SUESS MicroTec SE	2,434	37,751
	Surteco Group SE	1,107	35,172
	TAG Immobilien AG	18,424	368,212

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Takkt AG	5,172	$83,561
*Ω	TeamViewer AG	8,990	107,872
	Technotrans SE	1,129	28,012
*	thyssenkrupp AG	38,022	291,592
	Traffic Systems SE	627	20,306
	United Internet AG	475	15,281
	USU Software AG	574	13,321
#*	va-Q-tec AG	307	5,393
#	Varta AG	1,521	142,314
	VERBIO Vereinigte BioEnergie AG	4,297	304,504
*	Vitesco Technologies Group AG, Class A	820	32,954
	Vossloh AG	1,221	46,579
	Wacker Neuson SE	3,888	80,723
	Washtec AG	1,291	70,425
#*	Westwing Group SE	1,156	13,146
	Wuestenrot & Wuerttembergische AG	3,664	69,112
	Zeal Network SE	1,834	71,340

TOTAL GERMANY			16,670,155

HONG KONG — (2.3%)
*	Aceso Life Science Group Ltd.	202,400	2,368
	Aeon Credit Service Asia Co. Ltd.	12,000	7,820
*	Aidigong Maternal & Child Health Ltd.	248,000	13,481
	Allied Group Ltd.	206,000	72,827
	Analogue Holdings Ltd.	46,000	10,392
	APAC Resources Ltd.	9,853	1,564
*	Apollo Future Mobility Group Ltd.	412,000	18,443
	Asia Financial Holdings Ltd.	54,874	23,581
	Asia Standard International Group Ltd.	98,940	9,351
	ASM Pacific Technology Ltd.	28,500	287,217
	Associated International Hotels Ltd.	28,000	45,101
	Bank of East Asia Ltd. (The)	51,513	76,225
	BOCOM International Holdings Co. Ltd.	44,000	5,999
	Bright Smart Securities & Commodities Group Ltd.	114,000	19,538
††^	Brightoil Petroleum Holdings Ltd.	248,000	8,890
	Cafe de Coral Holdings Ltd.	42,000	65,939
#*	Cathay Pacific Airways Ltd.	88,000	87,923
*	Century City International Holdings Ltd.	183,340	8,584
	Chen Hsong Holdings	30,000	8,144
	Chevalier International Holdings Ltd.	4,000	4,609
*	China Baoli Technologies Holdings Ltd.	14,500	535
*	China Energy Development Holdings Ltd.	652,000	12,173
	China Motor Bus Co. Ltd.	2,400	27,006
#*	China Star Entertainment Ltd.	180,000	19,067
*	China Strategic Holdings Ltd.	1,321,250	5,642
	China Tonghai International Financial Ltd.	130,000	2,462
	Chinese Estates Holdings Ltd.	61,500	17,870
	Chow Sang Sang Holdings International Ltd.	49,000	54,250
	Chuang’s Consortium International Ltd.	100,000	10,942
	CITIC Telecom International Holdings Ltd.	196,000	70,337
#	CMBC Capital Holdings Ltd.	46,500	10,612
	C-Mer Eye Care Holdings Ltd.	52,000	28,185
	Convenience Retail Asia Ltd.	50,000	5,974
#*	Cowell e Holdings, Inc.	16,000	17,909
Ω	Crystal International Group Ltd.	51,000	19,895
	CSI Properties Ltd.	859,543	20,475
	Dah Sing Banking Group Ltd.	52,928	44,480
	Dah Sing Financial Holdings Ltd.	17,806	51,814
	Dickson Concepts International Ltd.	14,500	7,235

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Dynamic Holdings Ltd.	10,000	$12,393
	Eagle Nice International Holdings Ltd.	20,000	11,763
	EC Healthcare	27,000	27,137
	EcoGreen International Group Ltd.	38,000	9,201
*	Emperor Capital Group Ltd.	270,000	1,990
	Emperor Entertainment Hotel Ltd.	40,000	3,183
	Emperor International Holdings Ltd.	140,333	15,133
*	ENM Holdings Ltd.	144,000	11,823
*	Esprit Holdings Ltd.	195,875	34,506
	EuroEyes International Eye Clinic Ltd., Class C	8,000	6,686
	Fairwood Holdings Ltd.	10,500	19,160
	Far East Consortium International Ltd.	177,871	55,431
	First Pacific Co. Ltd.	334,000	134,671
*Ω	FIT Hon Teng Ltd.	57,000	7,256
*Ω	Fosun Tourism Group	7,400	9,866
*Ω	Frontage Holdings Corp.	90,000	26,581
	FSE Lifestyle Services Ltd.	14,000	9,047
*	Genting Hong Kong Ltd.	186,000	7,372
	Giordano International Ltd.	160,000	33,396
	Glorious Sun Enterprises Ltd.	72,000	7,201
*	GR Properties Ltd.	96,000	13,844
	Great Eagle Holdings Ltd.	27,762	64,777
*	G-Resources Group Ltd.	42,950	14,917
	Guotai Junan International Holdings Ltd.	322,400	35,030
	Haitong International Securities Group Ltd.	292,191	46,255
	Hang Lung Group Ltd.	82,000	160,104
	Hanison Construction Holdings Ltd.	27,198	4,166
*	Harbour Centre Development Ltd.	13,500	11,595
	HKBN Ltd.	85,500	99,893
	HKR International Ltd.	100,386	36,627
	Hong Kong Ferry Holdings Co. Ltd.	23,000	20,429
	Hong Kong Technology Venture Co. Ltd.	67,000	56,780
*	Hongkong & Shanghai Hotels Ltd. (The)	59,883	59,449
	Hongkong Chinese Ltd.	90,000	7,264
Ω	Honma Golf Ltd.	30,500	12,229
#*	Huobi Technology Holdings Ltd.	13,500	9,338
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	27,017
	Hysan Development Co. Ltd.	64,000	188,303
	IGG, Inc.	95,000	39,128
Ω	Impro Precision Industries Ltd.	88,000	22,786
	International Housewares Retail Co. Ltd.	41,000	13,740
*	IRC Ltd.	614,000	16,422
	ITC Properties Group Ltd.	1,760	232
	Jacobson Pharma Corp. Ltd.	56,000	4,611
	Johnson Electric Holdings Ltd.	40,620	46,125
	K Wah International Holdings Ltd.	109,000	40,849
	Karrie International Holdings Ltd.	136,000	25,822
	Kerry Logistics Network Ltd.	61,000	140,278
	Kerry Properties Ltd.	63,000	170,360
*	Kingston Financial Group Ltd.	36,000	1,170
	Kowloon Development Co. Ltd.	41,000	53,370
*	Lai Sun Development Co. Ltd.	45,912	21,510
*	Lai Sun Garment International Ltd.	13,600	6,098
*	Landing International Development Ltd.	133,200	3,811
	Landsea Green Properties Co. Ltd.	180,000	4,578
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	16,443
*††^	Lerthai Group Ltd.	24,000	510
*	Lifestyle International Holdings Ltd.	55,000	26,445
	Lippo China Resources Ltd.	586,000	9,189

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Liu Chong Hing Investment Ltd.	30,000	$28,679
	L’Occitane International SA	22,500	70,528
	Luk Fook Holdings International Ltd.	38,000	86,979
	Lung Kee Bermuda Holdings	26,000	12,243
*	Magnificent Hotel Investment Ltd.	336,000	4,632
	Man Wah Holdings Ltd.	180,800	169,215
*	Mason Group Holdings Ltd.	2,829,598	6,402
	MECOM Power & Construction Ltd.	71,000	30,394
*	Melco International Development Ltd.	85,000	67,113
	Miramar Hotel & Investment	21,000	33,522
	Modern Dental Group Ltd.	43,000	15,683
*	Mongolian Mining Corp.	48,000	20,479
	NagaCorp Ltd.	128,000	114,398
*	NewOcean Energy Holdings Ltd.	110,000	547
	Nissin Foods Co. Ltd.	28,000	18,408
	NWS Holdings Ltd.	152,000	137,603
	Oriental Watch Holdings	39,606	21,789
*	Oshidori International Holdings Ltd.	700,200	44,422
††^	Pacific Andes International Holdings Ltd.	126,000	440
	Pacific Basin Shipping Ltd.	565,000	259,228
	Pacific Textiles Holdings Ltd.	114,000	50,192
*	Paliburg Holdings Ltd.	26,000	6,801
#	PC Partner Group Ltd.	34,000	41,467
	PCCW Ltd.	419,286	237,552
	Pentamaster International Ltd.	94,000	11,410
#	Perfect Medical Health Management Ltd.	60,000	34,792
	Pico Far East Holdings Ltd.	96,000	14,227
	Plover Bay Technologies Ltd.	40,000	16,493
	Public Financial Holdings Ltd.	70,000	21,558
*Ω	Razer, Inc.	375,000	127,969
*	Regal Hotels International Holdings Ltd.	29,000	11,592
Ω	Regina Miracle International Holdings Ltd.	43,000	25,784
*	Renco Holdings Group Ltd.	40,000	656
*	Sa Sa International Holdings Ltd.	176,000	31,459
	SEA Holdings Ltd.	40,046	32,118
*	Shangri-La Asia Ltd.	128,000	96,914
	Shenwan Hongyuan HK Ltd.	25,000	2,333
*	Shun Ho Property Investments Ltd.	5,544	884
*	Shun Tak Holdings Ltd.	190,000	38,490
	Sing Tao News Corp. Ltd.	14,000	636
	Singamas Container Holdings Ltd.	88,000	12,175
*	SJM Holdings Ltd.	194,000	81,492
	SmarTone Telecommunications Holdings Ltd.	43,000	22,455
#	Solomon Systech International Ltd.	200,000	13,713
	Soundwill Holdings Ltd.	4,000	3,475
*	Space Group Holdings Ltd.	22,500	12,997
	Stella International Holdings Ltd.	55,000	58,163
	Sun Hung Kai & Co. Ltd.	74,464	35,307
	SUNeVision Holdings Ltd.	80,000	66,462
	TAI Cheung Holdings Ltd.	37,000	22,642
*	Television Broadcasts Ltd.	43,600	26,878
	Texhong Textile Group Ltd.	35,000	42,090
	Texwinca Holdings Ltd.	112,000	19,250
*	TOM Group Ltd.	58,000	5,517
*	Town Health International Medical Group Ltd.	330,000	19,255
	Tradelink Electronic Commerce Ltd.	58,000	8,641
	Transport International Holdings Ltd.	28,465	46,565
*	Trendzon Holdings Group Ltd.	84,000	2,663
	United Laboratories International Holdings Ltd.	147,000	72,041

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
††^	Untrade Convoy	516,000	$2,058
*	Untrade Gold Fin Holdings	88,000	0
††^	Untrade Mh Development NPV	40,000	1,109
††^	Untrade.Burwill	302,000	512
	Upbest Group Ltd.	148,000	11,310
	Value Partners Group Ltd.	150,000	56,767
	Vitasoy International Holdings Ltd.	74,000	134,168
*	Vobile Group Ltd.	109,000	53,757
Ω	VPower Group International Holdings Ltd.	25,119	2,886
	VSTECS Holdings Ltd.	79,600	68,532
	VTech Holdings Ltd.	16,700	118,134
	Wai Kee Holdings Ltd.	52,000	22,796
	Wang On Group Ltd.	260,000	2,101
*	Wealthking Investments Ltd.	116,000	8,203
	Wing On Co. International Ltd.	14,000	31,798
	Wing Tai Properties Ltd.	56,000	29,755
*	Yue Yuen Industrial Holdings Ltd.	85,500	125,761
#*	Yunfeng Financial Group Ltd.	54,000	9,483
	Zensun Enterprises Ltd.	48,000	22,476
*	Zhaobangji Properties Holdings Ltd.	192,000	9,938

TOTAL HONG KONG			6,409,505

IRELAND — (0.5%)
	AIB Group PLC	45,090	97,942
*	Bank of Ireland Group PLC	116,691	707,230
	Cairn Homes PLC	63,289	76,317
*	Dalata Hotel Group PLC	14,402	65,783
*	Datalex PLC	1,004	807
	FBD Holdings PLC	4,062	42,826
	Glanbia PLC	18,595	221,696
*Ω	Glenveagh Properties PLC	59,316	71,578
*	Irish Continental Group PLC	13,964	55,607
	Kenmare Resources PLC	255	1,528
*	Permanent TSB Group Holdings PLC	10,745	16,907

TOTAL IRELAND.			1,358,221

ISRAEL — (2.1%)
	Adgar Investment & Development Ltd.	8,764	19,827
	Afcon Holdings Ltd.	210	12,068
	AFI Properties Ltd.	1,897	114,214
	Africa Israel Residences Ltd.	738	51,834
*	Allot Ltd.	3,228	18,758
	Alrov Properties & Lodgings Ltd.	854	55,695
	Arad Ltd.	1,518	21,217
	Ashtrom Group Ltd.	5,658	157,784
	Atreyu Capital Markets Ltd.	628	13,120
	AudioCodes Ltd.	3,076	72,378
#	Aura Investments Ltd.	17,282	37,146
	Automatic Bank Services Ltd.	824	5,024
	Azorim-Investment Development & Construction Co. Ltd.	21,056	108,812
*	Bet Shemesh Engines Holdings 1997 Ltd.	859	25,175
*	BioLine RX Ltd.	55,677	4,997
	Blue Square Real Estate Ltd.	808	72,190
*	Brack Capital Properties NV	398	61,486
*	Brainsway Ltd.	1,000	7,320
*	Camtek Ltd.	936	27,548
	Carasso Motors Ltd.	2,736	17,660
*	Cellcom Israel Ltd.	11,234	65,890

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
	ISRAEL — (Continued)
*	Clal Insurance Enterprises Holdings Ltd.	5,693	$126,189
	Danel Adir Yeoshua Ltd.	595	93,807
	Delek Automotive Systems Ltd.	6,324	89,995
*	Delek Group Ltd.	1,144	189,162
	Delta Galil Industries Ltd.	1,324	88,235
	Dor Alon Energy in Israel 1988 Ltd.	633	25,704
	Duniec Brothers Ltd.	553	35,544
	Electra Consumer Products 1970 Ltd.	1,429	80,672
	Electra Ltd.	148	101,558
	Electra Real Estate Ltd.	2,747	46,056
*	Elron Ventures Ltd.	1,931	6,990
	Energix-Renewable Energies Ltd.	19,362	65,598
*	Enlight Renewable Energy Ltd.	96,448	206,924
*	Equital Ltd.	2,435	99,301
*	Evogene Ltd.	5,200	5,512
*	Fattal Holdings 1998 Ltd.	533	76,876
	FMS Enterprises Migun Ltd.	605	20,986
	Formula Systems 1985 Ltd.	1,241	120,087
	Fox Wizel Ltd.	1,280	188,199
	Gav-Yam Lands Corp. Ltd.	11,901	130,990
*	Gilat Satellite Networks Ltd.	4,321	31,606
	Hamat Group Ltd.	1,543	14,961
	Harel Insurance Investments & Financial Services Ltd.	9,000	110,312
	Hilan Ltd.	1,842	107,065
	IDI Insurance Co. Ltd.	960	31,776
	IES Holdings Ltd.	375	38,184
	Ilex Medical Ltd.	584	23,765
	Infinya Ltd.	473	43,269
#	Inrom Construction Industries Ltd.	12,208	52,716
	Isracard Ltd.	18,363	92,411
	Israel Canada T.R Ltd.	14,745	72,903
	Israel Land Development - Urban Renewal Ltd.	2,893	52,502
	Isras Investment Co. Ltd.	192	46,798
*	Issta Lines Ltd.	883	32,347
*	Kamada Ltd.	3,545	19,022
	Kardan Real Estate Enterprise & Development Ltd.	6,298	9,340
	Kenon Holdings Ltd.	2,532	144,608
	Kerur Holdings Ltd.	747	18,823
	Klil Industries Ltd.	43	3,558
	Levinstein Properties Ltd.	555	18,434
	M Yochananof & Sons Ltd.	507	30,280
	Magic Software Enterprises Ltd.	2,800	48,198
	Malam - Team Ltd.	1,290	37,095
	Matrix IT Ltd.	3,427	86,360
	Maytronics Ltd.	2,376	42,188
	Mediterranean Towers Ltd.	10,111	31,913
	Mega Or Holdings Ltd.	2,038	77,602
*	Mehadrin Ltd.	58	3,136
#	Meitav Dash Investments Ltd.	2,665	15,155
*	Menora Mivtachim Holdings Ltd.	3,023	75,461
	Migdal Insurance & Financial Holdings Ltd.	44,849	75,672
	Mivtach Shamir Holdings Ltd.	1,009	32,604
*	Naphtha Israel Petroleum Corp. Ltd.	5,642	44,831
	Nawi Brothers Ltd.	3,445	30,421
*	Neto Malinda Trading Ltd.	603	30,736
	Neto ME Holdings Ltd.	211	16,197
	Novolog Ltd.	34,768	35,237
*	Oil Refineries Ltd.	234,153	104,214
	One Software Technologies Ltd.	4,143	68,258

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	OPC Energy Ltd.	10,190	$112,028
	Palram Industries 1990 Ltd.	847	11,810
*	Partner Communications Co. Ltd.	18,545	147,110
*	Paz Oil Co. Ltd.	1,072	166,115
*	Perion Network Ltd.	3,977	85,033
	Plasson Industries Ltd.	468	27,454
	Prashkovsky Investments & Construction Ltd.	540	21,197
#*	Priortech Ltd.	1,206	31,994
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	77,024
	Raval Ics Ltd.	2,775	5,372
	Sano-Brunos Enterprises Ltd.	278	30,486
	Scope Metals Group Ltd.	872	44,356
*	Shikun & Binui Ltd.	25,374	149,592
	Shufersal Ltd.	10,243	86,180
	Summit Real Estate Holdings Ltd.	4,648	109,194
	Tadiran Group Ltd.	257	41,626
Ω	Tamar Petroleum Ltd.	7,885	21,220
#	Tel Aviv Stock Exchange Ltd.	10,261	48,459
	Telsys Ltd.	571	30,435
*	Tera Light Ltd.	3,551	7,139
	Tiv Taam Holdings 1 Ltd.	7,339	19,345
	Victory Supermarket Chain Ltd.	648	10,222
	Vitania Ltd.	1,736	15,831
	YH Dimri Construction & Development Ltd.	721	64,740

TOTAL ISRAEL			5,982,448

ITALY — (3.2%)
	A2A SpA	192,659	329,169
	ACEA SpA	5,921	101,568
*	Aeffe SpA	7,022	12,847
Ω	Anima Holding SpA	36,934	179,970
*	Aquafil SpA	3,880	24,664
*	Arnoldo Mondadori Editore SpA	28,311	57,989
#	Ascopiave SpA	9,023	33,347
	Avio SpA	1,784	21,195
	Azimut Holding SpA	14,086	298,988
*	Banca Carige SpA	14	11
	Banca Generali SpA	7,463	246,735
	Banca IFIS SpA	3,794	68,896
	Banca Mediolanum SpA	24,625	178,761
	Banca Popolare di Sondrio SpA	62,474	248,112
	Banca Profilo SpA	12,870	3,095
Ω	Banca Sistema SpA	3,568	7,594
	Banco BPM SpA	187,440	590,566
	Banco di Desio e della Brianza SpA	5,000	15,945
	Be Shaping The Future SpA	9,147	32,447
	BF SpA	2,634	9,846
Ω	BFF Bank SpA	20,543	128,098
*	Biesse SpA	570	8,892
	BPER Banca	123,187	205,796
	Brembo SpA	18,448	184,642
*	Brunello Cucinelli SpA	4,260	218,042
	Buzzi Unicem SpA	12,066	223,441
	Cairo Communication SpA	12,430	29,435
Ω	Carel Industries SpA	3,554	85,515
	Cembre SpA	331	9,548
	Cementir Holding NV	6,965	48,484
*	CIR SpA-Compagnie Industriali	54,093	23,438
	Credito Emiliano SpA	13,446	82,144

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA	3,088	$48,306
#	Danieli & C Officine Meccaniche SpA	1,875	39,917
	De’ Longhi SpA	7,541	182,867
#	DeA Capital SpA	11,197	15,138
	Digital Bros SpA	371	9,424
Ω	doValue SpA	4,465	37,965
*	Elica SpA	3,365	11,918
	Emak SpA	17,016	25,351
*Ω	Enav SpA	15,823	73,046
	ERG SpA	7,406	255,179
#	Esprinet SpA	5,827	53,818
*	Eurotech SpA	5,018	18,190
	Fila SpA	1,845	18,351
#*	Fincantieri SpA	58,307	35,566
*	FNM SpA	21,790	12,228
*	Garofalo Health Care SpA	3,478	17,147
#*	Geox SpA	8,460	7,310
	Gruppo MutuiOnline SpA	3,477	106,474
	Hera SpA	105,982	395,272
*	IMMSI SpA	26,564	12,364
*	Intek Group SpA	17,854	10,283
	Iren SpA	80,607	208,364
	Italgas SpA	64,514	417,707
	Italmobiliare SpA	1,795	56,867
*	IVS Group SA	1,842	9,612
#*	Juventus Football Club SpA	111,036	36,039
*	Leonardo SpA	52,338	538,631
	LU-VE SpA	589	13,293
#	Maire Tecnimont SpA	20,289	59,430
#*††^	Mariella Burani Fashion Group SpA	422	0
#*	MFE-MediaForEurope NV, Class A	41,897	25,583
#	MFE-MediaForEurope NV, Class B	41,897	38,586
	Openjobmetis SpA agenzia per il lavoro	845	9,320
	Orsero SpA	1,122	14,602
*Ω	OVS SpA	36,563	69,757
	Pharmanutra SpA	513	34,732
	Piaggio & C SpA	22,030	54,933
Ω	Piovan SpA	1,011	9,554
Ω	Pirelli & C SpA	44,574	220,909
*	Prima Industrie SpA	444	7,476
Ω	RAI Way SpA	10,541	61,975
	Reply SpA	2,687	395,572
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	17,553
	Sabaf SpA	1,277	32,768
#	SAES Getters SpA	758	17,621
	SAES Getters SpA	534	8,391
*	Safilo Group SpA	17,552	29,120
#*	Saipem SpA	76,461	86,535
#*	Salvatore Ferragamo SpA	6,239	108,438
*	Saras SpA	73,078	68,015
	Sesa SpA	924	133,581
	SIT SpA	1,306	9,116
*	Sogefi SpA	8,720	7,872
	SOL SpA	5,639	99,093
*	Somec SpA	249	7,180
*	Spaxs SpA	8,205	106,463
	Tamburi Investment Partners SpA	15,032	136,948
#Ω	Technogym SpA	15,528	117,204
	Tinexta SpA	2,718	67,997

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Tod’s SpA.	1,430	$56,521
	TXT e-solutions SpA	923	9,486
Ω	Unieuro SpA	2,055	34,312
	Unipol Gruppo SpA	55,252	301,268
	UnipolSai Assicurazioni SpA	18,397	51,748
#	Webuild SpA	21,276	36,173
	Wiit SpA	727	19,422
	Zignago Vetro SpA	3,545	43,471

TOTAL ITALY			8,984,572

JAPAN — (20.8%)
	&Do Holdings Co. Ltd.	600	4,164
	77 Bank Ltd.	7,300	90,516
	A&D HOLON Holdings Co. Ltd.	3,000	20,029
*	Access Co. Ltd.	5,300	23,120
	Achilles Corp.	1,800	17,985
	Adastria Co. Ltd.	3,140	52,039
	ADEKA Corp.	10,400	199,453
	Ad-sol Nissin Corp.	1,200	14,431
	Adtec Plasma Technology Co. Ltd.	800	12,254
	Advan Group Co. Ltd.	3,100	19,529
#	Advance Create Co. Ltd.	1,400	9,992
*	Advanced Media, Inc.	1,800	7,721
	Adventure, Inc.	300	20,815
#	Adways, Inc.	3,300	19,882
	Aeon Delight Co. Ltd.	2,600	55,572
	Aeon Fantasy Co. Ltd.	800	13,160
	AEON Financial Service Co. Ltd.	9,200	84,579
	Aeon Hokkaido Corp.	2,900	23,251
	Aeon Kyushu Co. Ltd.	800	12,832
	Aeria, Inc.	2,100	6,125
#	AFC-HD AMS Life Science Co. Ltd.	1,400	8,064
	Agro-Kanesho Co. Ltd.	900	8,144
#	Ahresty Corp.	2,700	7,519
	Ai Holdings Corp.	3,800	49,887
	Aica Kogyo Co. Ltd.	5,500	127,315
	Aichi Bank Ltd. (The)	1,200	42,436
	Aichi Corp.	5,600	38,967
	Aichi Steel Corp.	1,500	25,963
	Aichi Tokei Denki Co. Ltd.	900	10,678
	Aida Engineering Ltd.	6,800	50,378
	Aiful Corp.	38,800	110,592
#	Ain Holdings, Inc.	3,000	134,564
	Aiphone Co. Ltd.	1,800	27,594
	Airport Facilities Co. Ltd.	3,500	14,567
	Airtech Japan Ltd.	1,000	8,009
#	Airtrip Corp.	1,800	43,868
	Aisan Industry Co. Ltd.	6,170	33,262
	AIT Corp.	1,200	14,596
#	Aizawa Securities Group Co. Ltd.	5,200	26,822
	Ajis Co. Ltd.	800	13,881
	Akatsuki Corp.	3,500	8,331
	Akatsuki, Inc.	1,100	25,484
*	Akebono Brake Industry Co. Ltd.	14,000	16,534
	Akita Bank Ltd. (The)	2,400	30,814
	Albis Co. Ltd.	800	13,802
	Alconix Corp.	2,600	28,089
	Alinco, Inc.	2,200	14,442
*	Allied Architects, Inc.	2,200	10,919

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Allied Telesis Holdings KK	18,800	$14,026
	Alpen Co. Ltd.	2,000	30,316
#	Alpha Corp.	500	3,755
	Alps Alpine Co. Ltd.	20,700	183,249
	Alps Logistics Co. Ltd.	2,000	16,450
	Altech Corp.	2,310	34,543
	Amano Corp.	5,700	109,732
	Amiyaki Tei Co. Ltd.	300	6,705
	Amuse, Inc.	1,600	24,132
	Amvis Holdings, Inc.	1,000	39,150
	Anest Iwata Corp.	4,200	26,647
	Anicom Holdings, Inc.	8,800	41,511
#	Anritsu Corp.	15,600	196,162
	AOI Electronics Co. Ltd.	500	7,712
#	AOKI Holdings, Inc.	5,300	24,945
	Aoyama Trading Co. Ltd.	5,900	30,004
	Aoyama Zaisan Networks Co. Ltd.	3,200	30,080
	Aozora Bank Ltd.	1,600	32,033
	Apaman Co. Ltd.	1,800	6,587
#	Arakawa Chemical Industries Ltd.	2,600	20,722
	Arata Corp.	1,800	49,734
	Arcland Sakamoto Co. Ltd.	700	8,379
#	Arcland Service Holdings Co. Ltd.	2,000	34,562
	Arcs Co. Ltd.	5,300	83,907
#	Ardepro Co. Ltd.	16,700	5,644
	Arealink Co. Ltd.	1,000	11,520
	Argo Graphics, Inc.	2,400	56,969
	Arisawa Manufacturing Co. Ltd.	5,100	35,668
	ARTERIA Networks Corp.	2,800	28,680
	Artiza Networks, Inc.	900	8,027
	Artnature, Inc.	1,000	5,703
#	ArtSpark Holdings, Inc.	5,600	36,328
*	Aruhi Corp.	4,300	33,095
	As One Corp.	600	31,856
	Asahi Co. Ltd.	1,600	16,370
	Asahi Diamond Industrial Co. Ltd.	9,000	39,438
	Asahi Holdings, Inc.	7,400	117,464
	Asahi Kogyosha Co. Ltd.	1,200	14,577
#	Asahi Net, Inc.	1,700	7,619
	Asahi Printing Co. Ltd.	1,100	7,091
	Asahi Yukizai Corp.	2,300	33,217
	Asante, Inc.	1,200	13,543
#	Asanuma Corp.	800	31,332
	Ascentech KK	700	3,850
	Asia Pile Holdings Corp.	4,100	13,470
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	30,126
#	ASKUL Corp.	3,800	46,533
	Asteria Corp.	1,600	11,363
#	Asti Corp.	400	5,138
*	Atrae, Inc.	1,800	24,855
*	Atsugi Co. Ltd.	4,000	16,514
	Aucnet, Inc.	900	10,587
	Autobacs Seven Co. Ltd.	8,900	93,708
	Aval Data Corp.	1,100	23,702
	Avant Corp.	2,800	24,893
	Avantia Co. Ltd.	1,300	8,469
	Avex, Inc.	4,000	42,999
#	Awa Bank Ltd.	5,300	87,479
	Axial Retailing, Inc.	2,200	57,616

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries Ltd.	5,100	$33,429
#	Bank of Iwate Ltd. (The)	2,000	29,665
#	Bank of Nagoya Ltd. (The)	1,900	45,856
	Bank of Saga Ltd. (The)	2,500	27,488
	Bank of the Ryukyus Ltd.	3,600	22,430
#	Bank of Toyama Ltd. (The)	600	9,288
	Baroque Japan Ltd.	1,700	10,263
	Base Co. Ltd.	300	14,601
#	Beauty Garage, Inc.	400	8,439
	Beenos, Inc.	1,000	13,799
	Belc Co. Ltd.	1,400	59,622
	Bell System24 Holdings, Inc.	3,100	35,850
	Belluna Co. Ltd.	6,900	38,758
	Benesse Holdings, Inc.	7,000	122,478
#*	Bengo4.com, Inc.	900	23,160
#	Bic Camera, Inc.	11,200	94,532
	BML, Inc.	2,400	61,765
#	Bookoff Group Holdings Ltd.	1,000	7,665
	Bourbon Corp.	1,100	17,646
	BP Castrol KK	1,300	12,677
#	Br Holdings Corp.	4,900	11,013
*	BrainPad, Inc.	1,500	13,141
	Broadleaf Co. Ltd.	12,200	34,472
	Broccoli Co. Ltd.	1,000	8,758
	Bull-Dog Sauce Co. Ltd.	400	5,860
	Bunka Shutter Co. Ltd.	6,984	52,487
#	Business Brain Showa-Ota, Inc.	1,000	10,614
	BuySell Technologies Co. Ltd.	500	12,463
	C Uyemura & Co. Ltd.	1,600	73,956
	CAC Holdings Corp.	1,700	17,697
#	Can Do Co. Ltd.	80	1,422
	Canon Electronics, Inc.	2,600	29,774
	Careerlink Co. Ltd.	600	6,450
#	Carenet, Inc.	2,000	12,733
	Carlit Holdings Co. Ltd.	2,600	12,803
	Carta Holdings, Inc.	1,100	20,886
	Cawachi Ltd.	2,700	42,551
#*	CellSource Co. Ltd.	600	17,361
	Central Automotive Products Ltd.	1,600	25,754
	Central Glass Co. Ltd.	3,400	62,608
	Central Security Patrols Co. Ltd.	1,400	22,598
	Central Sports Co. Ltd.	900	16,496
	Ceres, Inc.	600	6,616
	Charm Care Corp. KK	1,800	17,982
	Chiba Kogyo Bank Ltd. (The)	7,400	15,457
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	15,530
#	Chino Corp.	900	11,114
	Chiyoda Co. Ltd.	4,400	23,824
*	Chiyoda Corp.	22,200	73,401
	Chiyoda Integre Co. Ltd.	1,900	31,966
	Chofu Seisakusho Co. Ltd.	2,300	33,863
	Chori Co. Ltd.	1,400	20,547
	Chubu Shiryo Co. Ltd.	3,200	25,139
	Chudenko Corp.	3,900	62,687
	Chuetsu Pulp & Paper Co. Ltd.	1,400	10,081
	Chugai Ro Co. Ltd.	700	7,945
	Chugoku Bank Ltd.	17,400	127,952
#	Chugoku Marine Paints Ltd.	6,600	48,399
#	Chukyo Bank Ltd. (The)	1,800	22,755

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co. Ltd.	2,000	$10,341
	Chuo Warehouse Co. Ltd.	1,000	7,372
	CI Takiron Corp.	6,400	27,269
	Citizen Watch Co. Ltd.	38,800	146,435
	CKD Corp.	5,600	72,518
	CL Holdings, Inc.	500	4,228
	Cleanup Corp.	3,800	15,342
	CMIC Holdings Co. Ltd.	1,500	17,267
	CMK Corp.	6,400	25,533
	COLOPL, Inc.	8,600	42,386
	Colowide Co. Ltd.	7,400	94,713
	Computer Engineering & Consulting Ltd.	3,600	32,946
	Computer Institute of Japan Ltd.	2,280	13,600
	Comture Corp.	2,300	49,679
	CONEXIO Corp.	2,400	26,936
*	COOKPAD, Inc.	1,000	2,093
	Core Corp.	800	8,802
	Corona Corp.	2,600	16,831
	Cosel Co. Ltd.	2,500	14,577
	Cosmo Energy Holdings Co. Ltd.	5,600	139,129
	Cota Co. Ltd.	1,771	19,464
	CRE, Inc.	800	9,923
	Create Restaurants Holdings, Inc.	11,400	71,294
	Create SD Holdings Co. Ltd.	3,100	70,907
#	Credit Saison Co. Ltd.	19,600	220,764
	Creek & River Co. Ltd.	1,700	27,442
	Cresco Ltd.	1,800	26,047
*	CROOZ, Inc.	600	3,285
	CTI Engineering Co. Ltd.	1,400	24,552
	CTS Co. Ltd.	3,200	21,285
#	Cube System, Inc.	1,200	8,274
	Curves Holdings Co. Ltd.	7,300	42,789
	Cyberlinks Co. Ltd.	1,300	11,020
	Cybernet Systems Co. Ltd.	1,700	10,996
	Cybozu, Inc.	3,400	33,599
	Dai Nippon Toryo Co. Ltd.	3,400	20,500
	Daicel Corp.	24,900	152,213
	Dai-Dan Co. Ltd.	1,500	24,462
	Daido Kogyo Co. Ltd.	900	6,336
	Daido Metal Co. Ltd.	5,500	23,652
	Daido Steel Co. Ltd.	3,300	94,132
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	9,047
	Daihen Corp.	2,200	62,936
#	Daiho Corp.	2,400	82,160
	Dai-Ichi Cutter Kogyo KK	900	9,424
	Daiichi Jitsugyo Co. Ltd.	1,000	29,037
	Daiichi Kensetsu Corp.	1,100	10,851
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	18,803
	Daiken Corp.	1,400	22,635
#	Daiken Medical Co. Ltd.	2,800	11,107
#	Daiki Aluminium Industry Co. Ltd.	5,000	55,416
	Daikoku Denki Co. Ltd.	900	8,842
#	Daikokutenbussan Co. Ltd.	800	29,442
	Daikyonishikawa Corp.	4,200	16,232
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,600	24,418
	Daio Paper Corp.	2,500	29,811
	Daiseki Co. Ltd.	5,176	186,161
	Daishi Hokuetsu Financial Group, Inc.	4,500	87,041
	Daishinku Corp.	3,200	28,476

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daisue Construction Co. Ltd.	500	$4,996
	Daito Bank Ltd.	1,000	5,039
	Daito Pharmaceutical Co. Ltd.	1,450	29,003
	Daitron Co. Ltd.	1,600	23,211
	Daiwa Industries Ltd.	4,300	36,675
	Daiwabo Holdings Co. Ltd.	10,500	135,867
	DCM Holdings Co. Ltd.	14,700	121,374
	Dear Life Co. Ltd.	5,600	22,135
*	DeNA Co. Ltd.	9,400	136,244
#	Densan System Holdings Co. Ltd.	600	12,163
	Denyo Co. Ltd.	2,000	24,745
	Dexerials Corp.	6,900	151,299
	Diamond Electric Holdings Co. Ltd.	600	4,343
	DIC Corp.	5,600	106,785
	Digital Arts, Inc.	1,300	72,631
	Digital Garage, Inc.	3,800	125,760
	Digital Hearts Holdings Co. Ltd.	1,200	15,641
	Digital Holdings, Inc.	1,900	21,514
	Digital Information Technologies Corp.	800	7,309
	Dip Corp.	4,300	140,192
	Direct Marketing MiX, Inc.	1,800	22,095
	DKK Co. Ltd.	1,600	30,066
	DKS Co. Ltd.	1,200	24,068
	DMG Mori Co. Ltd.	14,100	176,960
	Doshisha Co. Ltd.	2,900	34,160
	Double Standard, Inc.	600	8,278
	Doutor Nichires Holdings Co. Ltd.	4,112	47,260
	DTS Corp.	4,800	105,318
	Duskin Co. Ltd.	4,100	87,460
	DyDo Group Holdings, Inc.	1,400	54,279
	Eagle Industry Co. Ltd.	4,100	32,668
	Earth Corp.	1,900	80,298
	EAT & Holdings Co. Ltd.	1,200	20,176
	Ebara Foods Industry, Inc.	800	17,782
	Ebara Jitsugyo Co. Ltd.	1,800	32,954
	Ebase Co. Ltd.	3,100	10,297
	Eco’s Co. Ltd.	800	12,229
	EDION Corp.	9,300	83,691
	EF-ON, Inc.	2,280	9,583
	eGuarantee, Inc.	4,200	69,722
	E-Guardian, Inc.	1,100	24,812
#	Ehime Bank Ltd. (The)	4,800	34,066
#	Eidai Co. Ltd.	3,000	6,403
	Eiken Chemical Co. Ltd.	4,100	54,302
	Eizo Corp.	2,000	52,133
#	EJ Holdings, Inc.	1,200	10,634
	Elan Corp.	3,700	28,891
	Elecom Co. Ltd.	5,400	64,753
	Elematec Corp.	2,800	25,288
	en Japan, Inc.	3,500	82,236
	Endo Lighting Corp.	1,700	11,473
	Enigmo, Inc.	2,600	10,263
	Enplas Corp.	1,000	21,390
	Envipro Holdings, Inc.	1,400	10,689
#	eRex Co. Ltd.	2,800	42,382
	ES-Con Japan Ltd.	4,600	26,960
*	Escrow Agent Japan, Inc.	3,500	4,569
#	Eslead Corp.	1,000	12,960
	ESPEC Corp.	2,400	31,863

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Exedy Corp.	4,200	$50,014
	EXEO Group, Inc.	8,400	139,842
	Ezaki Glico Co. Ltd.	4,300	123,275
	F&M Co. Ltd.	1,000	10,849
	FALCO HOLDINGS Co. Ltd.	1,400	22,698
	FAN Communications, Inc.	6,200	20,586
	FCC Co. Ltd.	4,400	43,951
*	FDK Corp.	1,100	6,132
	Feed One Co. Ltd.	3,920	19,998
#	Ferrotec Holdings Corp.	5,400	99,022
*	FFRI Security, Inc.	400	3,085
	Fibergate, Inc.	1,100	9,814
	FIDEA Holdings Co. Ltd.	3,050	30,310
	Fields Corp.	3,000	20,538
#	Financial Products Group Co. Ltd.	5,600	34,270
	FINDEX, Inc.	1,700	8,174
#	First Bank of Toyama Ltd. (The)	4,700	11,766
#	First Juken Co. Ltd.	900	7,752
	Fixstars Corp.	3,000	19,057
	FJ Next Holdings Co. Ltd.	3,100	23,809
#	Focus Systems Corp.	1,700	11,759
	Forum Engineering, Inc.	1,200	7,645
	Foster Electric Co. Ltd.	3,400	18,103
	FP Corp.	4,900	110,825
	France Bed Holdings Co. Ltd.	3,800	25,690
*	FreakOut Holdings, Inc.	800	12,906
#	Freebit Co. Ltd.	2,000	13,527
	Freund Corp.	1,700	9,624
	F-Tech, Inc.	1,600	6,597
	FTGroup Co. Ltd.	1,100	8,774
	Fudo Tetra Corp.	1,930	23,075
#	Fuji Co. Ltd.	3,300	56,732
	Fuji Corp.	7,800	130,139
	Fuji Corp.	1,600	13,786
	Fuji Corp. Ltd.	5,200	24,789
	Fuji Kosan Co. Ltd.	1,000	6,820
	Fuji Kyuko Co. Ltd.	3,000	94,933
	Fuji Media Holdings, Inc.	3,300	28,502
	Fuji Oil Co. Ltd.	8,300	17,849
	Fuji Oil Holdings, Inc.	5,500	78,055
	Fuji Pharma Co. Ltd.	2,000	14,599
	Fuji Seal International, Inc.	5,000	66,405
	Fuji Soft, Inc.	2,800	149,232
	Fujibo Holdings, Inc.	1,500	36,933
	Fujicco Co. Ltd.	2,800	43,753
	Fujikura Composites, Inc.	4,200	22,036
	Fujikura Kasei Co. Ltd.	4,200	14,320
	Fujikura Ltd.	29,700	140,496
	Fujimi, Inc.	1,700	74,119
	Fujimori Kogyo Co. Ltd.	2,500	68,955
*	Fujita Kanko, Inc.	600	10,864
	Fujitec Co. Ltd.	3,700	79,742
	Fujitsu General Ltd.	6,100	108,422
	Fujiya Co. Ltd.	1,700	31,416
#	FuKoKu Co. Ltd.	1,200	8,675
	Fukuda Corp.	1,000	35,369
	Fukuda Denshi Co. Ltd.	1,200	69,103
	Fukui Bank Ltd. (The)	2,700	28,163
	Fukui Computer Holdings, Inc.	1,300	32,449

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fukushima Galilei Co. Ltd.	1,600	$46,341
	Fukuyama Transporting Co. Ltd.	3,100	86,768
	FULLCAST Holdings Co. Ltd.	2,600	49,746
	Funai Soken Holdings, Inc.	4,960	83,180
	Furukawa Battery Co. Ltd.	2,400	22,181
	Furukawa Co. Ltd.	4,100	40,026
	Furukawa Electric Co. Ltd.	8,600	139,656
	Furuno Electric Co. Ltd.	3,500	25,281
#	Furuya Metal Co. Ltd.	400	28,481
	Furyu Corp.	1,400	11,058
	Fuso Chemical Co. Ltd.	1,700	50,037
	Fuso Pharmaceutical Industries Ltd.	1,100	18,109
	Futaba Corp.	5,300	27,069
	Futaba Industrial Co. Ltd.	8,700	26,451
	Future Corp.	5,800	84,982
	Fuyo General Lease Co. Ltd.	2,100	113,620
#	G-7 Holdings, Inc.	3,000	37,674
	Gakken Holdings Co. Ltd.	4,500	30,607
#	Gakkyusha Co. Ltd.	1,000	12,386
	Gecoss Corp.	2,000	12,036
	Genki Sushi Co. Ltd.	800	15,347
	Genky DrugStores Co. Ltd.	1,000	28,055
	Geo Holdings Corp.	3,800	36,848
#	Gift Holdings, Inc.	600	10,762
#	Gig Works, Inc.	1,300	4,285
	GL Sciences, Inc.	600	11,298
	GLOBERIDE, Inc.	2,800	56,498
	Glory Ltd.	5,600	90,076
	GMO Financial Gate, Inc.	100	9,809
#	GMO Financial Holdings, Inc.	4,400	27,293
	GMO GlobalSign Holdings KK	400	16,863
#*	GNI Group Ltd.	4,100	35,970
#*	Godo Steel Ltd.	1,600	16,048
	Goldcrest Co. Ltd.	2,590	33,686
	Golf Digest Online, Inc.	1,000	7,833
	Good Com Asset Co. Ltd.	900	7,310
	gremz, Inc.	600	7,488
	GS Yuasa Corp.	8,500	147,393
	G-Tekt Corp.	3,300	31,763
	Gun-Ei Chemical Industry Co. Ltd.	700	14,781
	GungHo Online Entertainment, Inc.	5,900	120,374
	Gunma Bank Ltd.	45,000	129,355
	Gunze Ltd.	2,200	63,334
	H.U. Group Holdings, Inc.	5,800	129,238
	H2O Retailing Corp.	11,700	76,533
#	HABA Laboratories, Inc.	400	6,258
	Hachijuni Bank Ltd.	45,100	148,728
	Hagihara Industries, Inc.	1,400	11,067
	Hagiwara Electric Holdings Co. Ltd.	1,000	14,476
	Hagoromo Foods Corp.	600	14,216
	Hakudo Co. Ltd.	800	15,330
	Hakuto Co. Ltd.	2,500	43,807
	Halows Co. Ltd.	1,600	38,238
	Hamakyorex Co. Ltd.	2,200	49,333
	Handsman Co. Ltd.	800	6,814
	Hanwa Co. Ltd.	4,500	109,996
	Happinet Corp.	2,800	32,675
#	Harima Chemicals Group, Inc.	2,500	15,027
#	Hashimoto Sogyo Holdings Co. Ltd.	700	10,638

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hazama Ando Corp.	19,410	$134,858
	Heiwa Corp.	5,700	85,703
#	Heiwa Real Estate Co. Ltd.	3,600	113,563
	Heiwado Co. Ltd.	3,400	51,293
#*	Hennge KK.	1,000	7,846
	Hibiya Engineering Ltd.	2,400	35,199
#	HI-LEX Corp.	3,300	28,931
	Hioki EE Corp.	1,100	65,983
	Hirakawa Hewtech Corp.	1,200	10,218
	Hirano Tecseed Co. Ltd.	1,100	16,828
	Hirata Corp.	1,100	40,419
	Hirogin Holdings, Inc.	36,100	177,871
*	Hiroshima Electric Railway Co. Ltd.	2,000	12,766
	Hiroshima Gas Co. Ltd.	6,100	15,258
	Hisaka Works Ltd.	4,200	24,801
	Hitachi Zosen Corp.	16,500	89,038
	Hito Communications Holdings, Inc.	1,000	11,924
	Hochiki Corp.	1,700	15,750
	Hodogaya Chemical Co. Ltd.	800	22,146
#	Hogy Medical Co. Ltd.	2,800	69,924
	Hokkaido Coca-Cola Bottling Co. Ltd.	600	19,021
	Hokkaido Electric Power Co., Inc.	20,800	77,212
	Hokkaido Gas Co. Ltd.	2,400	27,913
	Hokkan Holdings Ltd.	1,200	11,515
	Hokko Chemical Industry Co. Ltd.	3,300	25,663
#	Hokkoku Financial Holdings, Inc.	2,900	83,658
#	Hokuetsu Corp.	14,900	76,333
	Hokuetsu Industries Co. Ltd.	2,800	19,049
	Hokuhoku Financial Group, Inc.	14,800	100,150
#	Hokuriku Electric Industry Co. Ltd.	400	3,589
#	Hokuriku Electric Power Co.	20,400	80,926
#	Hokuriku Electrical Construction Co. Ltd.	1,800	10,654
	Hokuto Corp.	2,800	43,979
#	Honda Tsushin Kogyo Co. Ltd.	1,400	5,138
	H-One Co. Ltd.	4,000	18,299
	Honeys Holdings Co. Ltd.	2,670	21,971
	Hoosiers Holdings	5,300	26,620
	Horiba Ltd.	1,300	63,249
	Hosiden Corp.	7,500	71,521
	Hosokawa Micron Corp.	2,000	37,916
	Hotland Co. Ltd.	1,300	13,639
*	Hotto Link, Inc.	2,300	7,817
#	Howa Machinery Ltd.	2,200	13,361
*	HPC Systems, Inc.	300	4,468
	HS Holdings Co. Ltd.	3,300	33,301
	Hyakugo Bank Ltd.	26,900	71,192
	Hyakujushi Bank Ltd. (The)	3,400	44,120
	IBJ, Inc.	1,100	6,042
	Ichigo, Inc.	17,000	38,123
	Ichiken Co. Ltd.	700	9,866
	Ichikoh Industries Ltd.	8,700	25,147
	Ichimasa Kamaboko Co. Ltd.	1,100	7,044
	Ichinen Holdings Co. Ltd.	3,100	30,366
	Ichiyoshi Securities Co. Ltd.	7,100	31,253
#	Icom, Inc.	1,500	27,603
#	ID Holdings Corp.	1,950	12,611
	IDEA Consultants, Inc.	500	6,933
	Idec Corp.	4,000	70,604
	IDOM, Inc.	8,500	42,591

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ihara Science Corp.	1,200	$18,386
	Iino Kaiun Kaisha Ltd.	10,400	58,881
	IJTT Co. Ltd.	2,100	8,294
	I’ll, Inc.	900	9,518
	Imagica Group, Inc.	2,700	14,297
	Imasen Electric Industrial	901	4,142
*	Impact HD, Inc.	400	9,619
	Imuraya Group Co. Ltd.	1,100	19,013
	Inaba Denki Sangyo Co. Ltd.	5,200	101,985
	Inaba Seisakusho Co. Ltd.	1,700	16,763
	Inabata & Co. Ltd.	5,900	96,546
#	Inageya Co. Ltd.	3,000	31,126
	Ines Corp.	3,000	35,352
#	I-Net Corp.	1,600	15,097
	Infocom Corp.	2,600	44,319
	Infomart Corp.	21,500	107,078
	Information Services International-Dentsu Ltd.	1,700	48,821
	INFRONEER Holdings, Inc.	20,944	152,557
	Innotech Corp.	2,400	24,817
	Insource Co. Ltd.	2,500	42,578
	Intage Holdings, Inc.	3,800	46,234
	Inter Action Corp.	1,600	23,831
#	Inui Global Logistics Co. Ltd.	1,200	15,364
	I-PEX, Inc.	1,400	15,235
#	IPS, Inc.	400	6,713
	IR Japan Holdings Ltd.	1,000	31,669
	Iriso Electronics Co. Ltd.	2,400	56,081
	I’rom Group Co. Ltd.	900	13,574
	ISB Corp.	2,200	18,496
	Iseki & Co. Ltd.	2,500	23,637
#	Ishihara Chemical Co. Ltd.	1,400	13,864
	Ishihara Sangyo Kaisha Ltd.	4,400	34,474
	Itfor, Inc.	3,600	22,307
	ITmedia, Inc.	1,700	21,859
	Itochu Enex Co. Ltd.	6,800	56,299
	Itochu-Shokuhin Co. Ltd.	900	34,364
	Itoham Yonekyu Holdings, Inc.	17,000	85,562
	Itoki Corp.	4,500	12,238
*	Itokuro, Inc.	600	1,986
	IwaiCosmo Holdings, Inc.	2,900	28,254
	Iwaki Co. Ltd.	1,300	11,063
	Iwasaki Electric Co. Ltd.	400	7,134
	Iwatsu Electric Co. Ltd.	300	1,946
	Iwatsuka Confectionery Co. Ltd.	500	15,243
	Iyo Bank Ltd.	31,100	150,801
	Izumi Co. Ltd.	4,300	93,455
	J Front Retailing Co. Ltd.	7,200	53,954
	J Trust Co. Ltd.	11,300	27,197
	JAC Recruitment Co. Ltd.	1,600	22,519
	Jaccs Co. Ltd.	2,800	70,806
	JAFCO Group Co. Ltd.	10,500	126,590
#	JANOME Corp.	2,299	12,105
	Japan Aviation Electronics Industry Ltd.	5,000	69,916
	Japan Best Rescue System Co. Ltd.	1,200	9,406
	Japan Cash Machine Co. Ltd.	3,300	18,167
#*	Japan Communications, Inc.	12,200	17,103
	Japan Electronic Materials Corp.	1,700	25,199
	Japan Elevator Service Holdings Co. Ltd.	5,800	75,799
#	Japan Foundation Engineering Co. Ltd.	2,900	17,122

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Japan Investment Adviser Co. Ltd.	1,100	$9,988
	Japan Lifeline Co. Ltd.	7,100	59,181
	Japan Material Co. Ltd.	6,400	96,693
	Japan Medical Dynamic Marketing, Inc.	3,570	43,491
#	Japan Petroleum Exploration Co. Ltd.	4,700	93,690
	Japan Property Management Center Co. Ltd.	900	6,879
	Japan Pulp & Paper Co. Ltd.	1,600	46,862
	Japan Pure Chemical Co. Ltd.	1,000	17,810
	Japan Securities Finance Co. Ltd.	12,200	88,124
	Japan Steel Works Ltd.	1,800	50,660
#	Japan System Techniques Co. Ltd.	800	15,291
	Japan Transcity Corp.	5,400	24,643
	Japan Wool Textile Co. Ltd.	8,600	64,282
	Jastec Co. Ltd.	1,200	10,284
	JBCC Holdings, Inc.	2,000	23,011
	JCR Pharmaceuticals Co. Ltd.	1,200	22,302
	JCU Corp.	2,500	63,675
	JDC Corp.	4,100	16,851
	JFE Systems, Inc.	1,100	20,260
	JGC Holdings Corp.	13,300	150,505
#*	JIG-SAW, Inc.	800	33,322
#	Jimoto Holdings, Inc.	2,110	9,905
	JINS Holdings, Inc.	1,700	56,029
	JINUSHI Co. Ltd.	1,600	23,541
	JK Holdings Co. Ltd.	2,500	20,619
	JM Holdings Co. Ltd.	1,100	13,765
	JMS Co. Ltd.	2,200	9,974
#*	Joban Kosan Co. Ltd.	1,100	10,609
	J-Oil Mills, Inc.	2,600	31,784
	Joshin Denki Co. Ltd.	3,400	52,436
	Joyful Honda Co. Ltd.	5,800	69,560
	JP-Holdings, Inc.	6,800	11,148
	JSB Co. Ltd.	600	16,053
	JSP Corp.	1,900	21,959
	Juki Corp.	3,700	24,610
	Juroku Financial Group, Inc.	4,100	68,869
	JVCKenwood Corp.	23,070	32,764
	K&O Energy Group, Inc.	2,300	29,489
	Kadoya Sesame Mills, Inc.	400	10,885
	Kaga Electronics Co. Ltd.	2,700	63,617
	Kagome Co. Ltd.	900	22,523
	Kaken Pharmaceutical Co. Ltd.	3,300	99,997
	Kakiyasu Honten Co. Ltd.	1,100	20,150
	Kamakura Shinsho Ltd.	2,200	9,705
#	Kameda Seika Co. Ltd.	1,800	58,587
	Kamei Corp.	3,600	28,901
	Kamigumi Co. Ltd.	1,200	20,375
	Kanaden Corp.	3,200	23,338
	Kanagawa Chuo Kotsu Co. Ltd.	800	20,613
	Kanamic Network Co. Ltd.	1,800	6,994
#	Kanamoto Co. Ltd.	4,200	62,762
	Kandenko Co. Ltd.	13,600	86,246
	Kaneka Corp.	4,300	115,057
	Kaneko Seeds Co. Ltd.	1,800	24,869
	Kanematsu Corp.	9,205	95,135
	Kanematsu Electronics Ltd.	1,500	44,821
	Kanemi Co. Ltd.	500	10,352
	Kanto Denka Kogyo Co. Ltd.	6,400	48,283
#*	Kasai Kogyo Co. Ltd.	3,100	6,446

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Katakura Industries Co. Ltd.	2,700	$52,420
	Kato Sangyo Co. Ltd.	2,900	75,250
#	Kato Works Co. Ltd.	1,600	9,504
	Kawada Technologies, Inc.	600	16,457
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	29,610
	KeePer Technical Laboratory Co. Ltd.	1,600	32,314
	Keihanshin Building Co. Ltd.	4,100	42,670
	KEIWA, Inc.	800	29,241
	Keiyo Bank Ltd.	14,800	56,401
	Keiyo Co. Ltd.	6,700	47,287
	Kenko Mayonnaise Co. Ltd.	2,000	21,386
	KeyHolder, Inc.	1,600	7,142
	KFC Holdings Japan Ltd.	1,900	41,633
	KH Neochem Co. Ltd.	4,000	75,669
	Kimura Chemical Plants Co. Ltd.	3,300	20,644
	King Jim Co. Ltd.	3,000	21,103
	Kintetsu World Express, Inc.	4,100	97,672
	Kissei Pharmaceutical Co. Ltd.	3,700	73,216
	Ki-Star Real Estate Co. Ltd.	1,100	45,373
	Kitagawa Corp.	1,600	15,391
	Kita-Nippon Bank Ltd. (The)	1,000	11,931
	Kitano Construction Corp.	700	11,527
#	Kitanotatsujin Corp.	7,800	10,264
	Kito Corp.	2,700	35,069
	Kitz Corp.	7,900	40,158
#	Kiyo Bank Ltd.	7,900	86,653
*	KLab, Inc.	4,100	13,938
	Koa Corp.	4,600	53,615
	Koatsu Gas Kogyo Co. Ltd.	3,600	18,089
*	Kobe Electric Railway Co. Ltd.	899	22,395
	Kobe Steel Ltd.	39,840	172,720
	Kohnan Shoji Co. Ltd.	2,300	66,609
	Kohsoku Corp.	1,300	15,389
	Koike Sanso Kogyo Co. Ltd.	400	5,961
	Kojima Co. Ltd.	5,300	25,897
#	Kokusai Pulp & Paper Co. Ltd.	3,900	8,842
	Kokuyo Co. Ltd.	8,900	115,915
	Komatsu Matere Co. Ltd.	2,800	32,447
	Komatsu Wall Industry Co. Ltd.	1,200	17,046
	KOMEDA Holdings Co. Ltd.	5,800	99,916
	Komehyo Holdings Co. Ltd.	800	10,669
	Komeri Co. Ltd.	3,900	82,380
	Komori Corp.	7,500	42,560
#	Konaka Co. Ltd.	1,760	4,596
	Kondotec, Inc.	2,900	24,135
	Konica Minolta, Inc.	52,600	183,065
	Konishi Co. Ltd.	4,000	46,957
	Konoike Transport Co. Ltd.	2,900	25,741
	Konoshima Chemical Co. Ltd.	800	9,070
#*	Kosaido Holdings Co. Ltd.	3,300	20,281
	Kozo Keikaku Engineering, Inc.	500	9,886
	Krosaki Harima Corp.	800	24,836
	KRS Corp.	2,000	16,351
#	K’s Holdings Corp.	8,800	87,147
	KU Holdings Co. Ltd.	2,400	19,669
	Kumagai Gumi Co. Ltd.	4,400	91,823
#	Kumiai Chemical Industry Co. Ltd.	8,267	55,928
	Kurabo Industries Ltd.	1,800	24,696
	Kureha Corp.	2,000	150,261

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kurimoto Ltd.	2,000	$24,681
	Kuriyama Holdings Corp.	1,000	7,526
	Kusuri no Aoki Holdings Co. Ltd.	1,900	84,178
	KYB Corp.	3,100	70,168
	Kyoden Co. Ltd.	1,800	7,031
	Kyodo Printing Co. Ltd.	900	18,624
	Kyoei Steel Ltd.	2,900	29,754
	Kyokuto Boeki Kaisha Ltd.	800	13,327
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	38,311
	Kyokuto Securities Co. Ltd.	2,600	13,996
	Kyokuyo Co. Ltd.	1,100	27,532
#	KYORIN Holdings, Inc.	4,500	65,441
	Kyosan Electric Manufacturing Co. Ltd.	5,000	16,813
	Kyowa Electronic Instruments Co. Ltd.	5,600	15,521
#	Kyowa Leather Cloth Co. Ltd.	900	4,628
	Kyudenko Corp.	4,700	106,586
	Kyushu Financial Group, Inc.	39,800	122,140
	LAC Co. Ltd.	2,400	15,065
	Lacto Japan Co. Ltd.	900	13,811
	LEC, Inc.	3,100	20,773
	Life Corp.	1,700	38,780
	LIFULL Co. Ltd.	8,200	14,304
	LIKE, Inc.	1,600	26,486
	Linical Co. Ltd.	1,600	10,023
	Link & Motivation, Inc.	3,900	13,721
	Lintec Corp.	5,200	96,864
	LITALICO, Inc.	1,800	37,132
*	Locondo, Inc.	300	2,329
*	M&A Capital Partners Co. Ltd.	1,500	46,591
	Mabuchi Motor Co. Ltd.	5,600	149,568
	Macnica Fuji Electronics Holdings, Inc.	6,399	132,670
	Macromill, Inc.	5,600	51,504
	Maeda Kosen Co. Ltd.	1,900	43,440
	Maezawa Kasei Industries Co. Ltd.	2,100	20,526
	Maezawa Kyuso Industries Co. Ltd.	2,400	16,879
	Makino Milling Machine Co. Ltd.	3,200	98,603
*	Management Solutions Co. Ltd.	1,100	38,966
	Mandom Corp.	5,800	57,668
	Mani, Inc.	8,400	95,928
	MarkLines Co. Ltd.	1,500	30,896
	Mars Group Holdings Corp.	1,800	23,481
	Marubun Corp.	1,900	9,710
	Marudai Food Co. Ltd.	2,600	30,372
	Maruha Nichiro Corp.	4,653	85,625
#	Maruichi Steel Tube Ltd.	6,500	138,725
	MARUKA FURUSATO Corp.	2,032	53,484
	Marumae Co. Ltd.	1,200	19,845
#	Marusan Securities Co. Ltd.	11,600	44,126
	Maruwa Co. Ltd.	1,000	116,596
#	Maruwa Unyu Kikan Co. Ltd.	3,100	36,193
	Maruzen CHI Holdings Co. Ltd.	400	1,179
	Maruzen Co. Ltd.	1,400	19,224
	Maruzen Showa Unyu Co. Ltd.	1,600	39,055
	Marvelous, Inc.	3,300	19,399
	Matching Service Japan Co. Ltd.	600	3,744
	Matsuda Sangyo Co. Ltd.	2,125	37,314
	Matsui Construction Co. Ltd.	3,400	16,930
#	Matsui Securities Co. Ltd.	12,600	77,929
	Matsuoka Corp.	700	5,902

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Max Co. Ltd.	4,000	$48,796
	Maxell Ltd.	6,500	57,959
	Maxvalu Tokai Co. Ltd.	1,200	23,959
	MCJ Co. Ltd.	7,400	48,402
	Mebuki Financial Group, Inc.	17,600	35,437
	MEC Co. Ltd.	2,100	40,029
	Media Do Co. Ltd.	900	11,877
	Medical Data Vision Co. Ltd.	3,300	24,692
	Medical System Network Co. Ltd.	2,400	9,318
	Medikit Co. Ltd.	800	14,225
#*	MedPeer, Inc.	1,500	34,336
*	Megachips Corp.	2,100	53,800
	Megmilk Snow Brand Co. Ltd.	5,100	76,020
	Meidensha Corp.	4,600	83,302
#	Meiji Electric Industries Co. Ltd.	1,400	10,975
	Meiji Shipping Co. Ltd.	1,700	9,432
	Meiko Electronics Co. Ltd.	2,400	63,470
	Meisei Industrial Co. Ltd.	5,000	26,177
	Meitec Corp.	2,700	143,316
	Meito Sangyo Co. Ltd.	1,200	14,951
#	Meiwa Corp.	4,100	27,636
	Melco Holdings, Inc.	900	27,475
#	Members Co. Ltd.	1,500	35,702
	Menicon Co. Ltd.	7,100	151,652
#*	MetaReal Corp.	700	5,464
	METAWATER Co. Ltd.	2,600	42,986
	Micronics Japan Co. Ltd.	3,600	42,131
	Midac Holdings Co. Ltd.	600	9,674
	Mie Kotsu Group Holdings, Inc.	5,900	20,865
#	Mikuni Corp.	2,700	7,937
	Milbon Co. Ltd.	2,900	121,426
	MIMAKI ENGINEERING Co. LTD.	1,900	9,966
	Mimasu Semiconductor Industry Co. Ltd.	2,319	41,548
	Ministop Co. Ltd.	1,800	19,384
#	Minkabu The Infonoid, Inc.	1,200	24,448
	Mirai Industry Co. Ltd.	700	7,841
#	Miraial Co. Ltd.	1,100	14,013
	Mirainovate Co. Ltd.	4,400	5,436
	Mirait Holdings Corp.	9,600	134,531
	Miroku Jyoho Service Co. Ltd.	1,600	16,247
	Mitani Corp.	4,800	61,005
	Mitani Sangyo Co. Ltd.	3,900	9,225
	Mitani Sekisan Co. Ltd.	1,200	47,826
#	Mito Securities Co. Ltd.	10,500	21,154
#	Mitsuba Corp.	5,000	13,524
#	Mitsubishi Kakoki Kaisha Ltd.	1,000	14,993
	Mitsubishi Logisnext Co. Ltd.	4,000	23,470
	Mitsubishi Logistics Corp.	1,100	25,352
	Mitsubishi Materials Corp.	1,400	21,901
*	Mitsubishi Paper Mills Ltd.	6,500	15,284
	Mitsubishi Pencil Co. Ltd.	6,000	58,248
	Mitsubishi Research Institute, Inc.	1,100	33,118
	Mitsubishi Shokuhin Co. Ltd.	1,900	47,093
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	18,919
	Mitsuboshi Belting Ltd.	3,500	53,612
	Mitsui DM Sugar Holdings Co. Ltd.	3,100	46,105
#*	Mitsui E&S Holdings Co. Ltd.	8,600	23,158
#	Mitsui Matsushima Holdings Co. Ltd.	2,000	31,163
	Mitsui Mining & Smelting Co. Ltd.	6,900	174,471

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui-Soko Holdings Co. Ltd.	2,900	$53,912
	Mitsuuroko Group Holdings Co. Ltd.	4,400	34,031
	Mixi, Inc.	5,600	96,334
	Miyaji Engineering Group, Inc.	900	24,104
	Miyazaki Bank Ltd. (The)	2,000	31,779
	Miyoshi Oil & Fat Co. Ltd.	1,100	9,750
#	Mizuho Leasing Co. Ltd.	3,300	76,496
	Mizuno Corp.	2,500	41,141
	Mochida Pharmaceutical Co. Ltd.	2,600	74,059
	Modec, Inc.	3,200	30,004
	Molitec Steel Co. Ltd.	3,900	9,127
	Monex Group, Inc.	16,600	75,708
	Monogatari Corp.	1,700	70,890
#	MORESCO Corp.	1,100	9,899
	Morinaga & Co. Ltd.	4,800	148,842
	Morinaga Milk Industry Co. Ltd.	4,400	177,196
	Moriroku Holdings Co. Ltd.	900	12,249
	Morita Holdings Corp.	3,900	37,430
	Morito Co. Ltd.	2,600	15,381
	Morningstar Japan KK	6,200	26,345
	Morozoff Ltd.	600	13,876
#	Mortgage Service Japan Ltd.	1,200	9,108
#	Mory Industries, Inc.	900	17,293
	MrMax Holdings Ltd.	4,600	21,615
	MTG Co. Ltd.	800	8,918
	MTI Ltd.	4,500	16,456
	Mugen Estate Co. Ltd.	1,600	6,331
	m-up Holdings, Inc.	2,800	22,050
	Murakami Corp.	1,000	18,339
	Musashi Seimitsu Industry Co. Ltd.	5,800	58,943
	Musashino Bank Ltd. (The)	4,100	56,081
	NAC Co. Ltd.	1,100	8,009
	Nachi-Fujikoshi Corp.	1,700	49,442
	Nafco Co. Ltd.	2,100	27,142
	Nagano Bank Ltd. (The)	1,300	12,837
	Nagano Keiki Co. Ltd.	2,100	18,001
	Nagase & Co. Ltd.	12,600	180,558
	Nagatanien Holdings Co. Ltd.	1,600	24,122
	Nagawa Co. Ltd.	800	56,389
	Naigai Trans Line Ltd.	700	10,050
	Nakabayashi Co. Ltd.	3,300	12,506
#	Nakamoto Packs Co. Ltd.	700	8,244
	Nakamuraya Co. Ltd.	600	14,480
	Nakanishi, Inc.	8,100	132,394
	Nakano Refrigerators Co. Ltd.	200	9,790
	Nakayama Steel Works Ltd.	3,500	11,494
#*	Namura Shipbuilding Co. Ltd.	7,996	21,412
	Nankai Electric Railway Co. Ltd.	5,400	96,405
	Nanto Bank Ltd.	4,000	62,582
	Natori Co. Ltd.	1,400	21,729
	NEC Capital Solutions Ltd.	900	13,624
	NEC Networks & System Integration Corp.	3,600	51,117
	NET One Systems Co. Ltd.	7,400	176,585
	Neturen Co. Ltd.	3,800	17,177
	New Art Holdings Co. Ltd.	1,000	10,228
#	New Japan Chemical Co. Ltd.	6,200	12,737
	Nextage Co. Ltd.	5,400	82,531
#*	NexTone, Inc.	500	10,775
	NF Holdings Corp.	600	5,701

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co. Ltd.	23,600	$152,431
	Nice Corp.	1,300	18,939
#	Nichia Steel Works Ltd.	4,000	8,140
	Nichias Corp.	6,100	109,553
	Nichiban Co. Ltd.	1,500	20,112
#	Nichicon Corp.	5,900	53,424
#	Nichiden Corp.	1,800	29,991
	Nichiha Corp.	2,700	48,815
#*	Nichi-iko Pharmaceutical Co. Ltd.	9,550	57,424
	Nichireki Co. Ltd.	3,400	31,737
	Nichirin Co. Ltd.	1,430	17,114
	Nihon Chouzai Co. Ltd.	1,400	13,620
	Nihon Dengi Co. Ltd.	600	16,119
	Nihon Denkei Co. Ltd.	1,050	10,317
	Nihon Flush Co. Ltd.	3,200	23,657
	Nihon House Holdings Co. Ltd.	5,600	17,343
	Nihon Kagaku Sangyo Co. Ltd.	1,900	16,585
	Nihon Nohyaku Co. Ltd.	6,100	28,138
	Nihon Parkerizing Co. Ltd.	9,800	69,317
#	Nihon Plast Co. Ltd.	1,700	6,445
	Nihon Tokushu Toryo Co. Ltd.	1,400	8,644
	Nihon Trim Co. Ltd.	400	6,921
#	Nihon Yamamura Glass Co. Ltd.	800	4,823
	Nikkiso Co. Ltd.	8,100	50,485
#	Nikko Co. Ltd.	4,200	19,782
	Nikkon Holdings Co. Ltd.	7,400	112,081
	Nippn Corp.	5,200	67,634
	Nippon Air Conditioning Services Co. Ltd.	2,700	16,676
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	23,011
#	Nippon Carbide Industries Co., Inc.	1,100	11,608
	Nippon Carbon Co. Ltd.	1,100	35,339
	Nippon Chemical Industrial Co. Ltd.	1,300	22,226
*	Nippon Chemi-Con Corp.	2,900	40,255
	Nippon Coke & Engineering Co. Ltd.	32,300	33,868
	Nippon Concept Corp.	700	7,348
	Nippon Concrete Industries Co. Ltd.	8,400	19,880
	Nippon Denko Co. Ltd.	15,100	36,712
	Nippon Densetsu Kogyo Co. Ltd.	4,700	58,433
	Nippon Electric Glass Co. Ltd.	5,700	114,743
	Nippon Fine Chemical Co. Ltd.	1,900	30,471
	Nippon Gas Co. Ltd.	12,700	180,217
	Nippon Hume Corp.	3,300	17,313
	Nippon Kanzai Co. Ltd.	1,200	25,785
	Nippon Kayaku Co. Ltd.	14,400	125,501
#	Nippon Kodoshi Corp.	400	6,027
	Nippon Koei Co. Ltd.	1,700	37,946
	Nippon Light Metal Holdings Co. Ltd.	6,480	83,025
	Nippon Paper Industries Co. Ltd.	11,900	94,520
	Nippon Parking Development Co. Ltd.	23,500	27,798
	Nippon Pillar Packing Co. Ltd.	2,900	58,318
#	Nippon Piston Ring Co. Ltd.	700	6,808
	Nippon Rietec Co. Ltd.	1,500	13,025
	Nippon Road Co. Ltd.	300	16,724
	Nippon Seiki Co. Ltd.	5,800	41,987
	Nippon Seisen Co. Ltd.	300	9,589
	Nippon Sharyo Ltd.	1,200	19,476
*	Nippon Sheet Glass Co. Ltd.	12,000	36,291
	Nippon Shokubai Co. Ltd.	2,600	104,601
	Nippon Signal Co. Ltd.	7,000	48,594

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Soda Co. Ltd.	2,800	$74,051
	Nippon Steel Trading Corp.	2,048	83,348
	Nippon Suisan Kaisha Ltd.	33,100	146,147
	Nippon Systemware Co. Ltd.	1,200	21,349
	Nippon Thompson Co. Ltd.	6,500	25,234
	Nippon Yakin Kogyo Co. Ltd.	1,660	32,339
	Nipro Corp.	16,300	128,438
	Nishikawa Rubber Co. Ltd.	1,900	19,194
	Nishimatsu Construction Co. Ltd.	6,200	182,536
#	Nishimatsuya Chain Co. Ltd.	5,300	65,048
	Nishimoto Co. Ltd.	700	15,034
	Nishi-Nippon Financial Holdings, Inc.	15,100	90,757
	Nishi-Nippon Railroad Co. Ltd.	6,900	138,033
	Nishio Rent All Co. Ltd.	2,100	45,324
	Nissan Shatai Co. Ltd.	7,700	33,581
	Nissei ASB Machine Co. Ltd.	1,000	22,803
	Nissei Plastic Industrial Co. Ltd.	1,400	10,409
	Nissha Co. Ltd.	4,900	51,717
	Nisshin Group Holdings Co. Ltd.	5,400	18,968
	Nisshin Oillio Group Ltd.	3,100	70,157
	Nisshinbo Holdings, Inc.	19,836	148,414
	Nissin Corp.	2,200	26,191
	Nissin Electric Co. Ltd.	6,100	65,043
	Nissin Sugar Co. Ltd.	2,100	27,727
#	Nisso Corp.	2,300	11,666
#	Nissui Pharmaceutical Co. Ltd.	1,400	10,673
	Nitta Corp.	2,600	55,200
#	Nitta Gelatin, Inc.	2,000	9,747
	Nittetsu Mining Co. Ltd.	800	39,820
	Nitto Boseki Co. Ltd.	2,300	44,600
	Nitto Fuji Flour Milling Co. Ltd.	400	12,962
	Nitto Kogyo Corp.	3,700	43,565
	Nitto Kohki Co. Ltd.	1,300	15,060
	Nitto Seiko Co. Ltd.	6,200	24,071
#	Nittoc Construction Co. Ltd.	3,500	18,993
	NJS Co. Ltd.	700	11,352
	Noda Corp.	800	7,622
	Noevir Holdings Co. Ltd.	1,900	74,497
	Nohmi Bosai Ltd.	2,800	41,236
	Nojima Corp.	3,600	72,405
	NOK Corp.	11,500	97,845
#	Nomura Micro Science Co. Ltd.	700	20,214
	Noritake Co. Ltd.	1,400	44,459
	Noritsu Koki Co. Ltd.	2,700	44,773
	Noritz Corp.	3,900	45,164
#	North Pacific Bank Ltd.	32,300	61,246
#	NS Tool Co. Ltd.	2,000	22,197
	NS United Kaiun Kaisha Ltd.	1,500	41,224
	NSD Co. Ltd.	7,660	135,975
*	NTN Corp.	51,500	82,263
*	OAK Capital Corp.	5,200	2,985
#	Obara Group, Inc.	1,600	35,808
	Oenon Holdings, Inc.	5,000	12,210
	Ogaki Kyoritsu Bank Ltd.	5,300	77,678
	Ohara, Inc.	700	5,920
	Ohashi Technica, Inc.	1,700	16,869
	Ohba Co. Ltd.	1,400	8,367
	Ohmoto Gumi Co. Ltd.	300	13,883
	Ohsho Food Service Corp.	1,200	56,347

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oiles Corp.	2,973	$34,159
#*	Oisix ra daichi, Inc.	3,000	61,650
	Oita Bank Ltd. (The)	1,600	22,806
	Okabe Co. Ltd.	4,000	20,310
	Okamoto Industries, Inc.	1,200	35,332
	Okamoto Machine Tool Works Ltd.	700	21,675
	Okamura Corp.	6,700	61,573
#	Okasan Securities Group, Inc.	19,900	53,280
	Oki Electric Industry Co. Ltd.	12,300	79,677
	Okinawa Cellular Telephone Co.	1,500	57,722
	Okinawa Electric Power Co., Inc.	5,625	55,993
	Okinawa Financial Group, Inc.	2,860	48,960
	OKUMA Corp.	2,900	103,650
	Okumura Corp.	3,600	84,985
	Okura Industrial Co. Ltd.	1,400	19,712
	Okuwa Co. Ltd.	3,000	20,135
	Onoken Co. Ltd.	2,900	33,672
	Onward Holdings Co. Ltd.	18,500	34,551
	Optex Group Co. Ltd.	4,500	59,204
*	Optim Corp.	1,200	7,948
	Optorun Co. Ltd.	2,800	41,552
#	Orchestra Holdings, Inc.	700	13,673
	Organo Corp.	800	54,892
	Orient Corp.	72,100	69,208
	Oriental Shiraishi Corp.	18,400	33,254
	Origin Co. Ltd.	600	6,346
	Oro Co. Ltd.	700	10,918
	Osaka Organic Chemical Industry Ltd.	1,800	38,816
	Osaka Soda Co. Ltd.	2,000	49,136
#	Osaka Steel Co. Ltd.	1,500	16,169
	Osaki Electric Co. Ltd.	6,000	22,656
	OSG Corp.	9,600	120,600
	OUG Holdings, Inc.	500	10,277
	Outsourcing, Inc.	12,300	121,985
	Oyo Corp.	2,700	40,979
	Ozu Corp.	600	9,218
	Pacific Industrial Co. Ltd.	6,100	47,295
	Pacific Metals Co. Ltd.	2,400	66,956
	Pack Corp.	1,400	25,623
	PAL GROUP Holdings Co. Ltd.	1,900	21,204
	Paramount Bed Holdings Co. Ltd.	4,000	66,620
*	Park24 Co. Ltd.	2,000	28,481
	Parker Corp.	2,400	9,138
	Pasona Group, Inc.	2,300	36,468
	PC Depot Corp.	5,160	12,225
	PCA Corp.	1,700	17,091
	Pegasus Sewing Machine Manufacturing Co. Ltd.	2,600	12,452
	Penta-Ocean Construction Co. Ltd.	31,300	153,150
	People Dreams & Technologies Group Co. Ltd.	900	14,914
*	PeptiDream, Inc.	2,000	32,258
	Pickles Corp.	2,400	23,423
	Pigeon Corp.	13,300	226,832
	Pilot Corp.	2,900	117,824
#	Piolax, Inc.	3,900	45,499
	Plenus Co. Ltd.	2,200	32,316
	Poletowin Pitcrew Holdings, Inc.	3,400	25,947
	Precision System Science Co. Ltd.	2,600	8,506
#*	Premier Anti-Aging Co. Ltd.	400	11,503
	Premium Group Co. Ltd.	1,600	47,478

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Premium Water Holdings, Inc.	400	$7,859
	Press Kogyo Co. Ltd.	9,000	27,040
#	Pressance Corp.	2,400	28,811
	Prestige International, Inc.	13,400	64,394
	Prima Meat Packers Ltd.	3,000	49,194
	Procrea Holdings, Inc.	5,203	71,886
	Pronexus, Inc.	2,300	18,745
#	Pro-Ship, Inc.	900	9,835
	Proto Corp.	3,000	23,565
	PS Mitsubishi Construction Co. Ltd.	3,600	15,592
	Punch Industry Co. Ltd.	2,600	9,254
*	QB Net Holdings Co. Ltd.	1,400	15,536
	Qol Holdings Co. Ltd.	2,600	21,885
	Quick Co. Ltd.	1,500	17,841
#	Raccoon Holdings, Inc.	1,700	18,110
	Raito Kogyo Co. Ltd.	4,700	70,174
	Raiznext Corp.	4,600	38,138
	Rasa Corp.	1,400	10,512
	Rasa Industries Ltd.	800	8,665
	Raysum Co. Ltd.	1,900	14,013
	Relia, Inc.	4,800	39,459
	Relo Group, Inc.	800	11,428
	Rengo Co. Ltd.	21,400	126,700
*	RENOVA, Inc.	3,600	44,355
	Resorttrust, Inc.	10,200	171,600
	Restar Holdings Corp.	2,800	43,242
	Retail Partners Co. Ltd.	2,000	17,424
	Rheon Automatic Machinery Co. Ltd.	2,000	16,939
	Ricoh Leasing Co. Ltd.	1,900	49,767
#	Ride On Express Holdings Co. Ltd.	1,200	10,770
*	Right On Co. Ltd.	1,500	8,140
	Riken Corp.	1,300	23,723
#	Riken Keiki Co. Ltd.	2,000	62,953
	Riken Technos Corp.	5,600	18,826
	Riken Vitamin Co. Ltd.	2,200	28,920
	Rion Co. Ltd.	1,400	24,629
	Riso Kyoiku Co. Ltd.	15,100	44,833
#	Rock Field Co. Ltd.	2,100	22,951
	Rokko Butter Co. Ltd.	1,700	20,256
	Roland Corp.	1,500	51,765
	Roland DG Corp.	1,800	44,928
	Rorze Corp.	1,400	122,303
	Round One Corp.	5,300	58,990
	Ryobi Ltd.	3,200	26,467
	Ryoden Corp.	2,300	29,717
	Ryosan Co. Ltd.	2,400	42,697
	S Foods, Inc.	2,000	46,530
	S&B Foods, Inc.	1,000	27,792
	Sac’s Bar Holdings, Inc.	3,250	12,621
	Sagami Rubber Industries Co. Ltd.	1,000	5,653
	Saibu Gas Holdings Co. Ltd.	2,800	45,956
	Sakai Chemical Industry Co. Ltd.	1,400	19,700
#	Sakai Heavy Industries Ltd.	600	14,485
	Sakai Moving Service Co. Ltd.	1,700	58,010
	Sakata INX Corp.	5,200	39,324
	Sakura Internet, Inc.	1,700	7,377
	Sala Corp.	7,300	35,107
	SAMTY Co. Ltd.	4,200	67,835
	San Holdings, Inc.	2,200	26,747

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San ju San Financial Group, Inc.	2,700	$29,199
	San-A Co. Ltd.	2,700	84,759
	San-Ai Oil Co. Ltd.	7,700	56,526
	Sanei Architecture Planning Co. Ltd.	1,300	16,821
	Sangetsu Corp.	5,600	67,088
	San-In Godo Bank Ltd. (The)	18,100	89,862
#*	Sanix, Inc.	2,800	5,765
	Sanken Electric Co. Ltd.	2,800	103,408
	Sanki Engineering Co. Ltd.	5,000	56,638
	Sanko Gosei Ltd.	2,900	7,644
	Sankyo Co. Ltd.	5,500	158,262
	Sankyo Frontier Co. Ltd.	600	22,086
	Sankyo Seiko Co. Ltd.	4,000	16,872
	Sankyo Tateyama, Inc.	2,800	12,535
	Sankyu, Inc.	5,000	152,445
	Sanoh Industrial Co. Ltd.	3,000	16,178
	Sansei Technologies, Inc.	1,200	6,900
	Sansha Electric Manufacturing Co. Ltd.	800	4,615
	Sanshin Electronics Co. Ltd.	2,000	23,457
	Sanyo Chemical Industries Ltd.	1,600	61,185
	Sanyo Denki Co. Ltd.	1,000	42,954
	Sanyo Electric Railway Co. Ltd.	2,000	31,858
*	Sanyo Shokai Ltd.	2,500	16,203
	Sanyo Special Steel Co. Ltd.	3,000	45,895
	Sanyo Trading Co. Ltd.	2,600	19,709
	Sapporo Holdings Ltd.	7,300	151,943
	Sato Holdings Corp.	3,900	53,626
#	Sato Shoji Corp.	2,600	22,120
#	Satori Electric Co. Ltd.	2,600	24,485
	Sawai Group Holdings Co. Ltd.	4,700	157,660
	Saxa Holdings, Inc.	400	4,612
	SB Technology Corp.	1,400	24,116
*	SBI Insurance Group Co. Ltd.	1,200	9,209
	SBS Holdings, Inc.	2,300	53,371
	Scala, Inc.	1,600	9,331
#	Scroll Corp.	4,700	28,738
	SEC Carbon Ltd.	200	8,461
#	Seed Co. Ltd.	1,500	5,848
	Seika Corp.	1,600	19,904
	Seikagaku Corp.	5,200	33,766
	Seikitokyu Kogyo Co. Ltd.	4,300	24,378
	Seiko Holdings Corp.	3,300	56,499
	Seiko PMC Corp.	800	3,563
	Seino Holdings Co. Ltd.	11,400	93,126
#	Seiren Co. Ltd.	5,800	91,926
	Sekisui Jushi Corp.	3,700	50,592
	Sekisui Kasei Co. Ltd.	3,500	11,875
	SEMITEC Corp.	200	9,823
	Senko Group Holdings Co. Ltd.	12,400	83,860
	Senshu Electric Co. Ltd.	1,200	45,820
	Senshu Ikeda Holdings, Inc.	29,200	39,952
	Senshukai Co. Ltd.	3,000	9,179
	Septeni Holdings Co. Ltd.	8,300	42,015
#	SERAKU Co. Ltd.	1,100	10,248
	Seria Co. Ltd.	5,200	101,691
	Seven Bank Ltd.	14,500	27,105
	Shibaura Electronics Co. Ltd.	1,200	54,602
	Shibaura Machine Co. Ltd.	2,300	54,940
	Shibaura Mechatronics Corp.	400	22,447

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shibusawa Warehouse Co. Ltd.	1,200	$20,880
	Shibuya Corp.	2,000	36,023
	Shidax Corp.	2,800	7,947
	Shiga Bank Ltd.	4,799	90,243
	Shikibo Ltd.	900	6,042
	Shikoku Bank Ltd. (The)	5,400	32,274
	Shikoku Chemicals Corp.	4,600	45,857
	Shikoku Electric Power Co., Inc.	17,600	101,191
	Shima Seiki Manufacturing Ltd.	3,200	45,656
	Shimizu Bank Ltd. (The)	2,400	28,800
	Shimojima Co. Ltd.	1,200	8,668
	Shin Nippon Air Technologies Co. Ltd.	1,200	16,583
	Shin Nippon Biomedical Laboratories Ltd.	3,200	33,598
	Shinagawa Refractories Co. Ltd.	1,200	33,851
#	Shindengen Electric Manufacturing Co. Ltd.	1,400	31,132
	Shin-Etsu Polymer Co. Ltd.	5,000	39,327
	Shin-Keisei Electric Railway Co. Ltd.	900	14,570
	Shinko Shoji Co. Ltd.	5,200	37,722
	Shinmaywa Industries Ltd.	5,600	39,280
	Shinnihon Corp.	3,400	18,662
	Shinnihonseiyaku Co. Ltd.	500	5,580
	Shinoken Group Co. Ltd.	3,900	30,369
	Shinsho Corp.	1,000	27,817
	Shinwa Co. Ltd.	1,500	23,015
	Shinwa Co. Ltd.	1,700	10,379
	Ship Healthcare Holdings, Inc.	8,700	145,324
	Shizuki Electric Co., Inc.	1,600	5,533
	Shizuoka Gas Co. Ltd.	7,800	55,912
	SHO-BOND Holdings Co. Ltd.	1,400	58,842
	Shoei Co. Ltd.	2,600	96,458
#	Shoei Foods Corp.	1,400	42,048
#	Shofu, Inc.	1,000	12,395
	Showa Sangyo Co. Ltd.	2,000	40,458
	Sigma Koki Co. Ltd.	700	8,089
	SIGMAXYZ Holdings Inc.	3,400	27,777
	Siix Corp.	3,600	27,500
*	Silver Life Co. Ltd.	700	7,710
	Sinanen Holdings Co. Ltd.	1,300	32,405
	Sinfonia Technology Co. Ltd.	3,599	34,907
	Sinko Industries Ltd.	2,400	30,165
	Sintokogio Ltd.	5,338	28,095
	SK-Electronics Co. Ltd.	1,300	7,854
	SKY Perfect JSAT Holdings, Inc.	17,800	57,662
*	Smaregi, Inc.	600	4,818
	SMK Corp.	500	8,314
#	Snow Peak, Inc.	3,200	58,659
#	SNT Corp.	3,900	6,500
	Soda Nikka Co. Ltd.	3,100	15,939
	Sodick Co. Ltd.	5,800	32,453
	Soft99 Corp.	2,300	20,588
	Softcreate Holdings Corp.	900	29,007
	Software Service, Inc.	400	17,908
	Soiken Holdings, Inc.	2,200	5,174
	Soken Chemical & Engineering Co. Ltd.	800	10,264
	Solasto Corp.	5,000	34,578
	Soliton Systems KK	1,500	16,751
	Sotetsu Holdings, Inc.	4,800	82,287
	Sotoh Co. Ltd.	600	4,061
#	Space Co. Ltd.	880	6,147

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Sparx Group Co. Ltd.	11,800	$23,269
	SPK Corp.	1,000	10,266
	S-Pool, Inc.	6,800	67,950
	Sprix Ltd.	1,600	14,962
	SRA Holdings	1,000	21,771
*	SRE Holdings Corp.	800	16,503
	ST Corp.	2,100	24,388
	St. Marc Holdings Co. Ltd.	1,700	19,433
	Star Mica Holdings Co. Ltd.	1,800	21,298
	Star Micronics Co. Ltd.	4,000	44,838
	Starts Corp., Inc.	3,200	59,310
	Starzen Co. Ltd.	2,000	30,445
	St-Care Holding Corp.	2,600	16,449
	Stella Chemifa Corp.	1,500	28,122
	Step Co. Ltd.	1,500	20,712
	Strike Co. Ltd.	900	27,407
	Studio Alice Co. Ltd.	1,100	19,424
	Subaru Enterprise Co. Ltd.	200	12,864
	Sugimoto & Co. Ltd.	1,500	25,176
	Sumida Corp.	2,400	15,532
#	Suminoe Textile Co. Ltd.	900	12,969
	Sumitomo Bakelite Co. Ltd.	3,900	127,963
	Sumitomo Densetsu Co. Ltd.	2,200	37,647
	Sumitomo Mitsui Construction Co. Ltd.	24,892	80,763
#	Sumitomo Osaka Cement Co. Ltd.	4,400	123,035
	Sumitomo Precision Products Co. Ltd.	600	9,786
	Sumitomo Riko Co. Ltd.	5,000	21,372
	Sumitomo Seika Chemicals Co. Ltd.	900	21,127
	Sumitomo Warehouse Co. Ltd. (The)	7,300	122,506
	Sun Frontier Fudousan Co. Ltd.	3,700	30,918
	Suncall Corp.	1,500	5,780
	Sun-Wa Technos Corp.	1,500	15,392
#*	SuRaLa Net Co. Ltd.	500	3,964
	Suruga Bank Ltd.	20,500	64,315
	Suzuki Co. Ltd.	1,400	8,175
#	SWCC Showa Holdings Co. Ltd.	2,800	37,444
#	System Information Co. Ltd.	1,800	13,367
	System Research Co. Ltd.	600	9,280
	Systena Corp.	34,600	108,757
	Syuppin Co. Ltd.	1,800	17,059
	T Hasegawa Co. Ltd.	3,600	70,107
	T RAD Co. Ltd.	1,100	19,249
	T&K Toka Co. Ltd.	2,300	14,422
	Tachibana Eletech Co. Ltd.	2,500	31,176
	Tachikawa Corp.	2,700	21,658
	Tachi-S Co. Ltd.	4,300	33,485
	Tadano Ltd.	10,300	73,169
	Taihei Dengyo Kaisha Ltd.	2,000	41,548
	Taiheiyo Cement Corp.	2,600	42,067
#	Taiho Kogyo Co. Ltd.	1,900	9,357
	Taikisha Ltd.	3,000	74,027
	Taiko Bank Ltd. (The)	1,100	11,142
#*	Taiko Pharmaceutical Co. Ltd.	2,300	10,613
	Taisei Lamick Co. Ltd.	800	15,933
	Taiyo Holdings Co. Ltd.	3,600	85,886
#	Takachiho Koheki Co. Ltd.	1,000	11,708
	Takamatsu Construction Group Co. Ltd.	2,100	34,977
	Takamiya Co. Ltd.	1,700	4,627
	Takaoka Toko Co. Ltd.	1,200	14,880

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takara & Co. Ltd.	700	$10,039
	Takara Holdings, Inc.	15,800	133,082
	Takara Leben Co. Ltd.	14,600	33,394
	Takara Standard Co. Ltd.	4,200	41,961
#	Takasago International Corp.	2,100	42,350
	Takasago Thermal Engineering Co. Ltd.	4,700	61,479
	Takashimaya Co. Ltd.	18,000	164,182
	Takasho Co. Ltd.	1,700	8,986
*	Take & Give Needs Co. Ltd.	2,000	20,262
	TAKEBISHI Corp.	1,400	15,693
	Takeuchi Manufacturing Co. Ltd.	4,400	80,687
	Takihyo Co. Ltd.	200	1,685
#	Takisawa Machine Tool Co. Ltd.	1,100	10,216
	Takuma Co. Ltd.	6,500	72,845
#	Tama Home Co. Ltd.	1,900	37,076
	Tamron Co. Ltd.	2,000	35,257
	Tamura Corp.	11,000	46,486
#*	Tanaka Chemical Corp.	1,600	17,315
	Tanseisha Co. Ltd.	3,800	23,163
	Taoka Chemical Co. Ltd.	1,000	7,777
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	18,495
	Tayca Corp.	1,900	17,472
#	Tbk Co. Ltd.	2,800	7,444
#	TDC Soft, Inc.	1,600	14,193
	TechMatrix Corp.	5,200	80,234
#	Techno Horizon Co. Ltd.	1,400	5,234
	Techno Medica Co. Ltd.	700	8,382
	Techno Ryowa Ltd.	1,500	9,822
	Techno Smart Corp.	700	7,312
	Tecnos Japan, Inc.	2,900	9,748
	Teijin Ltd.	2,600	27,784
	Teikoku Electric Manufacturing Co. Ltd.	3,100	39,376
#	Teikoku Sen-I Co. Ltd.	2,900	35,370
#	Teikoku Tsushin Kogyo Co. Ltd.	800	8,814
	Tekken Corp.	1,800	25,467
	Temairazu, Inc.	400	14,065
	Tenma Corp.	2,000	34,042
	Terilogy Co. Ltd.	1,600	4,867
	T-Gaia Corp.	2,100	26,617
	TKC Corp.	3,200	84,054
	Toa Corp.	2,600	14,051
	Toa Corp.	2,400	52,461
	Toa Oil Co. Ltd.	1,200	24,906
	TOA ROAD Corp.	300	11,554
	Toagosei Co. Ltd.	11,500	94,465
	Tobishima Corp.	3,420	26,948
	TOC Co. Ltd.	6,100	31,419
	Tocalo Co. Ltd.	6,900	68,895
	Tochigi Bank Ltd. (The)	19,000	35,383
	Toda Corp.	17,800	102,270
*	Toda Kogyo Corp.	200	3,803
	Toei Co. Ltd.	200	26,527
	Toenec Corp.	1,400	35,829
#	Toho Bank Ltd. (The)	31,300	48,762
	Toho Co. Ltd.	900	7,799
#	Toho Holdings Co. Ltd.	6,800	110,383
	Toho Titanium Co. Ltd.	3,900	44,570
	Toho Zinc Co. Ltd.	1,700	36,276
	Tohoku Bank Ltd. (The)	800	6,149

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tohokushinsha Film Corp.	1,800	$8,459
	Tokai Carbon Co. Ltd.	22,600	186,876
	Tokai Corp.	2,500	33,124
	TOKAI Holdings Corp.	9,000	60,494
	Tokai Rika Co. Ltd.	6,900	72,700
	Tokai Tokyo Financial Holdings, Inc.	25,100	74,461
	Token Corp.	880	58,578
	Tokushu Tokai Paper Co. Ltd.	919	24,407
	Tokuyama Corp.	7,500	99,751
*	Tokyo Base Co. Ltd.	2,400	6,073
	Tokyo Electron Device Ltd.	1,200	49,866
	Tokyo Energy & Systems, Inc.	4,100	30,809
	Tokyo Individualized Educational Institute, Inc.	1,200	5,413
#	Tokyo Keiki, Inc.	1,800	15,682
	Tokyo Kiraboshi Financial Group, Inc.	3,924	53,019
	Tokyo Rakutenchi Co. Ltd.	500	15,216
#	Tokyo Rope Manufacturing Co. Ltd.	600	3,884
#	Tokyo Sangyo Co. Ltd.	2,700	14,728
	Tokyo Seimitsu Co. Ltd.	4,600	158,244
	Tokyo Steel Manufacturing Co. Ltd.	8,700	90,045
	Tokyo Tekko Co. Ltd.	1,500	14,726
#	Tokyo Theatres Co., Inc.	600	5,640
	Tokyotokeiba Co. Ltd.	1,800	61,251
#	Tokyu Construction Co. Ltd.	12,700	58,898
*	Tokyu Recreation Co. Ltd.	600	23,211
	Toli Corp.	6,000	10,039
	Tomato Bank Ltd.	900	7,075
#	Tomen Devices Corp.	400	17,863
#	Tomoe Corp.	3,500	12,553
	Tomoe Engineering Co. Ltd.	1,000	17,922
	Tomoku Co. Ltd.	1,500	17,180
	TOMONY Holdings, Inc.	16,800	42,491
	Tomy Co. Ltd.	9,217	87,447
	Tonami Holdings Co. Ltd.	800	21,599
	Topcon Corp.	11,300	144,631
	Topre Corp.	4,300	36,458
	Topy Industries Ltd.	3,800	30,193
	Torex Semiconductor Ltd.	1,100	19,092
	Toridoll Holdings Corp.	5,600	101,561
	Torigoe Co. Ltd. (The)	2,500	12,438
	Torii Pharmaceutical Co. Ltd.	1,600	40,209
	Torishima Pump Manufacturing Co. Ltd.	2,000	19,676
	Tosei Corp.	4,200	35,340
	Toshiba TEC Corp.	1,200	40,677
	Totech Corp.	1,200	24,279
	Totetsu Kogyo Co. Ltd.	3,100	56,038
	Tottori Bank Ltd. (The)	600	5,500
	Toukei Computer Co. Ltd.	500	20,751
	Tow Co. Ltd.	3,000	7,272
	Towa Bank Ltd. (The)	7,700	31,979
	Towa Corp.	2,500	38,794
#	Towa Pharmaceutical Co. Ltd.	3,000	63,815
*	Toyo Construction Co. Ltd.	10,400	74,831
	Toyo Corp.	3,000	23,992
	Toyo Denki Seizo KK	1,000	7,080
*	Toyo Engineering Corp.	3,400	15,878
#	Toyo Gosei Co. Ltd.	600	44,132
	Toyo Ink SC Holdings Co. Ltd.	4,600	68,496
	Toyo Kanetsu KK	1,200	22,435

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Toyo Machinery & Metal Co. Ltd.	2,600	$12,015
	Toyo Securities Co. Ltd.	12,000	16,096
	Toyo Seikan Group Holdings Ltd.	2,400	25,959
	Toyo Tanso Co. Ltd.	1,900	41,286
	Toyo Tire Corp.	12,500	143,374
	Toyobo Co. Ltd.	9,900	81,394
	Toyoda Gosei Co. Ltd.	1,900	27,668
	TPR Co. Ltd.	3,300	31,628
	Trancom Co. Ltd.	800	41,683
#	Trans Genic, Inc.	2,100	6,384
	Transaction Co. Ltd.	2,400	19,391
	Transcosmos, Inc.	2,700	63,656
	TRE Holdings Corp.	5,956	95,289
	Tri Chemical Laboratories, Inc.	3,500	65,734
	Trusco Nakayama Corp.	5,300	82,651
	TS Tech Co. Ltd.	10,400	108,530
	TSI Holdings Co. Ltd.	8,125	19,015
	Tsubaki Nakashima Co. Ltd.	4,600	33,061
	Tsubakimoto Chain Co.	3,500	79,921
	Tsubakimoto Kogyo Co. Ltd.	400	10,906
	Tsugami Corp.	5,000	46,562
#*	Tsukada Global Holdings, Inc.	1,900	4,676
	Tsukishima Kikai Co. Ltd.	4,000	31,594
#	Tsukuba Bank Ltd.	5,500	8,239
	Tsumura & Co.	4,300	105,801
	Tsurumi Manufacturing Co. Ltd.	2,000	28,628
	Tsutsumi Jewelry Co. Ltd.	800	11,608
	TV Asahi Holdings Corp.	3,400	38,836
	Tv Tokyo Holdings Corp.	1,500	23,461
	UACJ Corp.	3,503	58,612
	UBE Corp.	12,100	187,608
	Ubicom Holdings, Inc.	800	17,550
	Uchida Yoko Co. Ltd.	800	30,192
	ULS Group, Inc.	300	9,149
	Ulvac, Inc.	500	19,592
	Uniden Holdings Corp.	1,000	26,911
	Union Tool Co.	900	25,853
#	Unipres Corp.	5,500	31,659
	United Super Markets Holdings, Inc.	6,300	53,302
#	UNITED, Inc.	1,200	16,065
*	Unitika Ltd.	10,400	22,388
*	Universal Entertainment Corp.	3,100	55,466
	Usen-Next Holdings Co. Ltd.	1,600	26,262
	User Local, Inc.	600	7,865
	Ushio, Inc.	11,800	152,994
#	UT Group Co. Ltd.	3,000	67,457
*	Uzabase, Inc.	1,900	11,058
	V Technology Co. Ltd.	1,500	34,515
	Valor Holdings Co. Ltd.	4,800	75,621
	Valqua Ltd.	2,400	48,266
	Value HR Co. Ltd.	1,400	15,008
	ValueCommerce Co. Ltd.	2,300	67,209
#	V-Cube, Inc.	1,000	7,002
	Vector, Inc.	3,300	31,559
	Vertex Corp.	600	14,023
	Vital KSK Holdings, Inc.	5,900	34,612
	VT Holdings Co. Ltd.	11,300	40,003
	Wacoal Holdings Corp.	5,300	75,492
	Wacom Co. Ltd.	17,100	123,636

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wakachiku Construction Co. Ltd.	1,700	$25,443
	Wakita & Co. Ltd.	5,900	49,094
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	31,977
	Watahan & Co. Ltd.	2,000	20,498
	WDB Holdings Co. Ltd.	1,100	23,114
	Weathernews, Inc.	700	36,503
	Welbe, Inc.	1,700	12,724
	Wellnet Corp.	2,300	8,510
#	West Holdings Corp.	2,808	110,761
#	Will Group, Inc.	1,500	12,945
#	WIN-Partners Co. Ltd.	3,100	23,743
	Wood One Co. Ltd.	600	6,358
	World Co. Ltd.	2,800	27,937
	World Holdings Co. Ltd.	1,000	18,829
	Wowow, Inc.	800	9,485
	Xebio Holdings Co. Ltd.	4,700	33,196
	Yahagi Construction Co. Ltd.	4,200	25,906
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	7,603
	YAKUODO Holdings Co. Ltd.	1,200	16,642
	YAMABIKO Corp.	3,960	42,995
	YAMADA Consulting Group Co. Ltd.	1,900	17,437
*	Yamada Holdings Co. Ltd.	2,480	7,405
	Yamae Group Holdings Co. Ltd.	1,100	8,649
	Yamagata Bank Ltd. (The)	3,600	23,978
	Yamaguchi Financial Group, Inc.	24,000	131,596
	Yamaichi Electronics Co. Ltd.	3,100	39,274
#	YA-MAN Ltd.	4,500	42,891
	Yamanashi Chuo Bank Ltd. (The)	4,600	34,829
	Yamatane Corp.	1,000	12,809
#	Yamato Corp.	1,400	7,887
	Yamato Kogyo Co. Ltd.	4,800	154,911
#	Yamaura Corp.	1,300	9,355
	Yamaya Corp.	1,000	19,193
	Yamazen Corp.	6,600	48,743
	Yaoko Co. Ltd.	1,000	52,903
	Yashima Denki Co. Ltd.	2,600	18,832
	Yasuda Logistics Corp.	2,000	15,014
	Yasunaga Corp.	900	4,844
	Yellow Hat Ltd.	3,600	44,971
	Yodogawa Steel Works Ltd.	2,400	45,429
	Yokogawa Bridge Holdings Corp.	3,300	48,396
	Yokorei Co. Ltd.	6,700	44,780
	Yokowo Co. Ltd.	1,700	33,360
	Yomeishu Seizo Co. Ltd.	1,000	13,311
	Yondenko Corp.	840	11,323
	Yondoshi Holdings, Inc.	2,300	29,873
	Yonex Co. Ltd.	2,400	15,635
	Yorozu Corp.	2,000	11,910
*	Yoshimura Food Holdings KK	1,300	5,356
	Yoshinoya Holdings Co. Ltd.	7,500	136,451
	Yotai Refractories Co. Ltd.	3,000	31,202
	Yuasa Trading Co. Ltd.	2,000	44,623
	Yukiguni Maitake Co. Ltd.	2,100	16,944
	Yurtec Corp.	6,100	32,220
	Yushin Precision Equipment Co. Ltd.	1,200	5,806
	Yushiro Chemical Industry Co. Ltd.	1,000	7,965
	Zenitaka Corp.	400	11,556
	Zenrin Co. Ltd.	3,800	27,638
	ZERIA Pharmaceutical Co. Ltd.	2,500	38,252

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ZIGExN Co. Ltd.	4,400	$10,376
	Zuiko Corp.	2,800	16,803

TOTAL JAPAN			58,171,743

NETHERLANDS — (2.1%)
	Aalberts NV	12,330	599,143
*	Accell Group NV	2,830	170,957
*Ω	Alfen Beheer BV	1,941	174,561
	AMG Advanced Metallurgical Group NV	3,379	132,126
*	Amsterdam Commodities NV	1,140	30,443
	APERAM SA	5,196	200,553
	Arcadis NV	8,994	375,263
	ASR Nederland NV	6,553	297,825
Ω	B&S Group Sarl	3,081	22,682
*Ω	Basic-Fit NV	4,834	202,531
#	BE Semiconductor Industries NV	3,241	197,567
#*	Beter Bed Holding NV	1,921	10,078
	Boskalis Westminster	9,824	341,190
	Brunel International NV	2,547	29,595
	Corbion NV	6,962	241,374
#Ω	Flow Traders	3,557	116,121
#	ForFarmers NV	4,983	15,287
*	Fugro NV	9,691	118,718
	Heijmans NV	3,069	42,150
*	Hunter Douglas NV	107	19,567
*Ω	Intertrust NV	9,538	196,818
	Kendrion NV	2,218	42,223
*	Koninklijke BAM Groep NV	33,885	93,788
	Koninklijke Vopak NV	6,486	174,407
*Ω	Lucas Bols NV	553	6,106
	Nedap NV	608	40,402
*	OCI NV	8,568	324,663
	Ordina NV	11,134	50,927
#	PostNL NV	58,539	191,819
	SBM Offshore NV	15,812	229,134
#	SIF Holding NV	540	6,147
Ω	Signify NV	13,843	585,664
*	Sligro Food Group NV	3,086	72,432
#*††^	SNS NV	15,156	0
#	TKH Group NV	5,037	247,016
#*	TomTom NV	7,909	68,280
	Van Lanschot Kempen NV	3,295	85,807
*	Vivoryon Therapeutics NV	526	5,069

TOTAL NETHERLANDS			5,758,433

NEW ZEALAND — (0.5%)
#*	Air New Zealand Ltd.	109,881	62,361
	Arvida Group Ltd.	46,086	48,666
	Briscoe Group Ltd.	4,326	16,736
*	Channel Infrastructure NZ Ltd.	22,065	15,386
	Chorus Ltd.	39,819	188,911
	Delegat Group Ltd.	3,242	26,276
	Freightways Ltd.	12,407	98,068
#*	Gentrack Group Ltd.	4,745	5,119
	Hallenstein Glasson Holdings Ltd.	5,327	20,664
	Heartland Group Holdings Ltd.	53,838	79,480
#	Investore Property Ltd.	30,334	32,558
	KMD Brands Ltd.	57,266	50,748

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	NZME Ltd.	14,069	$13,026
	NZX Ltd.	22,712	18,582
	Oceania Healthcare Ltd.	57,919	38,438
#*	Pacific Edge Ltd.	48,944	28,284
	PGG Wrightson Ltd.	1,057	2,745
*	Pushpay Holdings Ltd.	50,577	42,657
*	Rakon Ltd.	8,194	8,850
	Restaurant Brands New Zealand Ltd.	2,935	24,369
#*	Sanford Ltd.	8,585	24,985
	Scales Corp. Ltd.	8,503	26,529
*	Serko Ltd.	3,777	12,396
	Skellerup Holdings Ltd.	13,671	50,382
*	SKY Network Television Ltd.	14,456	24,938
	SKYCITY Entertainment Group Ltd.	48,823	91,209
	Steel & Tube Holdings Ltd.	31,557	31,271
	Summerset Group Holdings Ltd.	10,254	77,233
*	Synlait Milk Ltd.	6,969	15,888
*	Tourism Holdings Ltd.	12,709	24,579
	TOWER Ltd.	35,693	16,103
	Trustpower Ltd.	4,827	20,998
	Turners Automotive Group Ltd.	4,364	11,349
*	Vista Group International Ltd.	17,608	21,144
	Warehouse Group Ltd.	13,502	30,125
	Z Energy Ltd.	36,738	89,654

TOTAL NEW ZEALAND			1,390,707

NORWAY — (1.0%)
	2020 Bulkers Ltd.	1,664	21,234
	ABG Sundal Collier Holding ASA	48,103	36,558
#*	Akastor ASA	20,811	18,065
	Aker Solutions ASA	33,242	114,863
	American Shipping Co. ASA	5,693	19,670
*	ArcticZymes Technologies ASA	3,138	28,719
*	Asetek AS	982	2,753
	Atea ASA	9,315	110,995
#*	Atlantic Sapphire ASA	4,261	11,862
*	Axactor SE	25,001	16,238
	B2Holding ASA	23,892	22,581
	Belships ASA	7,600	16,080
	Bonheur ASA	2,524	93,863
*	Borr Drilling Ltd.	1,256	4,861
	Borregaard ASA	524	9,995
	Bouvet ASA	6,787	49,923
*	BW Energy Ltd.	8,706	25,341
Ω	BW LPG Ltd.	11,386	71,598
	BW Offshore Ltd.	10,768	30,969
*Ω	Crayon Group Holding ASA	5,064	74,488
	DNO ASA	50,656	76,792
Ω	Elmera Group ASA	4,098	9,248
Ω	Europris ASA	19,704	100,121
	FLEX LNG Ltd.	3,636	102,430
#*	Frontline Ltd.	11,340	93,916
	Golden Ocean Group Ltd.	10,679	132,944
*	Grieg Seafood ASA	5,477	81,596
*	Hafnia Ltd.	5,750	16,907
#*	Hexagon Composites ASA	13,175	52,077
	Hunter Group ASA	32,309	10,568
*	IDEX Biometrics ASA	73,187	11,257
Ω	Kid ASA	3,128	35,186

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Kitron ASA	17,726	$34,583
	Komplett Bank ASA	13,215	10,109
*	Kongsberg Automotive ASA	96,264	25,208
	Medistim ASA	1,105	29,854
	MPC Container Ships ASA	26,724	79,543
Ω	Multiconsult ASA	1,536	23,927
#*	Nordic Nanovector ASA	12,294	18,653
*Ω	Norske Skog ASA	7,737	42,405
#	Norway Royal Salmon ASA	1,467	38,474
*	Norwegian Energy Co. ASA	2,856	106,112
*	Odfjell Drilling Ltd.	9,723	24,939
*	Odfjell SE, Class A	1,000	4,896
*	Odfjell Technology Ltd.	1,620	3,906
*	OKEA ASA	3,071	11,555
Ω	Okeanis Eco Tankers Corp.	1,276	12,891
*	Otello Corp. ASA	44	127
	Pareto Bank ASA	2,935	17,012
#*	PGS ASA	50,758	19,375
*	PhotoCure ASA	2,449	30,257
#*Ω	poLight ASA	731	11,843
	Protector Forsikring ASA	8,297	94,219
*	REC Silicon ASA	49,363	84,947
	Sandnes Sparebank	1,135	12,178
*	SATS ASA	6,868	12,892
*	Self Storage Group ASA	5,747	19,186
#	Selvaag Bolig ASA	5,226	24,689
	Sparebank 1 Oestlandet	2,663	38,968
	SpareBank 1 Sorost-Norge	7,089	43,923
	Sparebanken More	3,895	33,222
	Stolt-Nielsen Ltd.	2,682	48,447
	TGS ASA	8,659	133,580
	Treasure ASA	1,741	3,022
*	Ultimovacs ASA	2,180	17,637
	Veidekke ASA	12,324	159,579
*	Volue ASA	2,107	8,986
*	Vow ASA	3,860	8,278
	Wallenius Wilhelmsen ASA	7,933	49,794
	Wilh Wilhelmsen Holding ASA, Class A	1,434	35,023
Ω	XXL ASA	10,608	11,096

TOTAL NORWAY			2,889,033

PORTUGAL — (0.3%)
	Altri SGPS SA	11,644	77,278
*	Banco Comercial Portugues SA, Class R	915,426	141,515
	Corticeira Amorim SGPS SA	5,127	53,039
	CTT-Correios de Portugal SA	16,912	76,443
*	Greenvolt-Energias Renovaveis SA	144	1,074
*	Ibersol SGPS SA	1,871	10,994
*	Mota-Engil SGPS SA	12,914	17,305
	Navigator Co. SA	29,096	119,356
	NOS SGPS SA	28,772	121,673
#*	Novabase SGPS SA	1,997	10,748
	REN - Redes Energeticas Nacionais SGPS SA	60,559	184,591
	Sonae SGPS SA	113,466	122,497

TOTAL PORTUGAL			936,513

SINGAPORE — (1.0%)
	AEM Holdings Ltd.	23,200	79,450

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Ascendas India Trust	89,200	$80,593
*	Best World International Ltd.	19,200	18,881
	Boustead Projects Ltd.	6,600	4,514
	Boustead Singapore Ltd.	40,300	27,780
	Bukit Sembawang Estates Ltd.	15,900	57,775
	China Aviation Oil Singapore Corp. Ltd.	27,800	17,873
	China Sunsine Chemical Holdings Ltd.	43,800	14,689
	Chip Eng Seng Corp. Ltd.	45,000	14,896
	Chuan Hup Holdings Ltd.	87,000	14,533
	ComfortDelGro Corp. Ltd.	173,300	183,064
*	COSCO Shipping International Singapore Co. Ltd.	175,500	31,039
*	Creative Technology Ltd.	2,650	4,464
	CSE Global Ltd.	40,000	13,825
	Del Monte Pacific Ltd.	39,100	10,698
	Delfi Ltd.	20,200	11,150
*††^	Ezion Holdings Ltd.	243,320	1,425
#*††^	Ezra Holdings Ltd.	229,921	343
	Far East Orchard Ltd.	11,239	9,071
	First Resources Ltd.	56,900	86,783
	Food Empire Holdings Ltd.	26,500	10,215
	Fraser & Neave Ltd.	24,800	24,670
	Frencken Group Ltd.	23,200	23,535
	GK Goh Holdings Ltd.	17,813	12,117
	Golden Agri-Resources Ltd.	641,300	149,831
	GuocoLand Ltd.	41,300	48,706
*	Halcyon Agri Corp. Ltd.	25,666	4,440
	Haw Par Corp. Ltd.	9,900	83,325
	Ho Bee Land Ltd.	24,900	54,410
	Hong Fok Corp. Ltd.	54,120	34,955
	Hong Leong Asia Ltd.	16,000	9,009
	Hong Leong Finance Ltd.	28,500	52,983
	Hotel Grand Central Ltd.	44,475	32,354
	Hour Glass Ltd.	15,200	27,064
	Hutchison Port Holdings Trust	516,700	123,159
	Hwa Hong Corp. Ltd.	59,000	13,141
*††^	Hyflux Ltd.	27,500	851
	iFAST Corp. Ltd.	11,400	40,936
*	Indofood Agri Resources Ltd.	28,000	7,332
	Japfa Ltd.	32,120	13,945
*††^	K1 Ventures Ltd.	24,000	0
	Keppel Infrastructure Trust	342,081	136,590
*	Mandarin Oriental International Ltd.	29,400	60,365
	Metro Holdings Ltd.	51,300	28,561
	Micro-Mechanics Holdings Ltd.	5,200	11,881
*††^	Midas Holdings Ltd.	114,000	2,968
*	mm2 Asia Ltd.	96,000	4,463
	Nanofilm Technologies International Ltd.	16,400	31,653
	NetLink NBN Trust	82,400	59,441
*	Oceanus Group Ltd.	837,300	11,479
	OUE Ltd.	48,400	47,524
	Oxley Holdings Ltd.	85,599	11,253
	QAF Ltd.	16,600	10,547
*	Raffles Education Corp. Ltd.	63,960	3,075
	Raffles Medical Group Ltd.	85,287	73,648
	SBS Transit Ltd.	8,500	17,978
*	Sembcorp Marine Ltd.	701,200	54,981
	Sheng Siong Group Ltd.	66,800	73,760
*	SIA Engineering Co. Ltd.	22,600	43,403
	SIIC Environment Holdings Ltd.	58,600	9,324

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Sinarmas Land Ltd.	108,000	$17,084
	Singapore Land Group Ltd.	16,800	31,222
	Singapore Post Ltd.	185,900	95,464
	SPH REIT	132,705	93,559
	Stamford Land Corp. Ltd.	39,900	11,490
	StarHub Ltd.	68,000	61,678
	Straits Trading Co. Ltd.	7,100	16,992
*††^	Swiber Holdings Ltd.	17,249	254
	Thomson Medical Group Ltd.	346,900	20,184
	Tuan Sing Holdings Ltd.	47,850	14,002
	UMS Holdings Ltd.	46,462	39,562
	UOB-Kay Hian Holdings Ltd.	38,784	45,687
	Valuetronics Holdings Ltd.	29,800	11,372
	Vicom Ltd.	8,800	13,268
	Wing Tai Holdings Ltd.	50,670	63,596
	Yeo Hiap Seng Ltd.	2,538	1,617

TOTAL SINGAPORE			2,679,749

SPAIN — (2.2%)
	Acerinox SA	20,692	217,871
Ω	Aedas Homes SA	1,281	29,966
	Alantra Partners SA	1,872	30,776
	Almirall SA	7,893	102,537
*	Amper SA	155,515	42,419
	Applus Services SA	17,694	138,030
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	38,797
#	Audax Renovables SA	12,157	15,406
	Azkoyen SA	2,184	12,698
	Banco de Sabadell SA	654,745	508,131
	Bankinter SA	75,859	446,421
	Cia de Distribucion Integral Logista Holdings SA	6,522	120,171
	CIE Automotive SA	6,283	136,981
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	79,103
	Ebro Foods SA	8,414	151,280
*	eDreams ODIGEO SA	10,043	80,727
	Elecnor SA	4,118	48,579
	Enagas SA	29,891	646,324
*	Ence Energia y Celulosa SA	19,579	73,342
*	Ercros SA	14,096	48,337
	Faes Farma SA	45,393	190,467
	Fluidra SA	8,274	223,929
	Fomento de Construcciones y Contratas SA	7,618	87,029
Ω	Gestamp Automocion SA	13,223	43,193
Ω	Global Dominion Access SA	11,493	47,521
	Grupo Catalana Occidente SA	5,890	169,660
	Grupo Empresarial San Jose SA	2,273	9,661
#*	Grupo Ezentis SA	30,572	4,814
	Iberpapel Gestion SA	963	16,115
*	Indra Sistemas SA	16,408	167,207
#	Laboratorio Reig Jofre SA	1,684	5,114
	Laboratorios Farmaceuticos Rovi SA	2,210	150,901
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	71,436	102,626
#	Mapfre SA	115,395	210,579
*	Mediaset Espana Comunicacion SA	15,385	68,847
*	Melia Hotels International SA	16,151	133,574
Ω	Metrovacesa SA	3,023	24,139
	Miquel y Costas & Miquel SA	3,439	45,545
*Ω	Neinor Homes SA	4,984	56,464
*	Obrascon Huarte Lain SA	24,285	20,921

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Oryzon Genomics SA	3,260	$7,938
	Pharma Mar SA	1,205	92,234
	Prim SA	846	12,486
*	Promotora de Informaciones SA, Class A	21,413	14,220
Ω	Prosegur Cash SA	19,814	14,693
	Prosegur Cia de Seguridad SA	24,644	51,004
*	Realia Business SA	40,885	38,103
	Sacyr SA	56,078	151,051
*	Solaria Energia y Medio Ambiente SA	9,074	201,358
Ω	Talgo SA	9,996	40,386
	Talgo SA	196	800
*	Tecnicas Reunidas SA	3,329	27,568
*	Tubacex SA	17,770	38,740
Ω	Unicaja Banco SA	176,626	166,380
	Vidrala SA	2,148	153,915
	Viscofan SA	4,633	255,762
*	Vocento SA	10,365	10,600

TOTAL SPAIN			6,023,440

SWEDEN — (3.0%)
Ω	AcadeMedia AB	9,075	51,230
	AddNode Group AB	4,034	170,532
Ω	Alimak Group AB	4,650	49,070
	Alligo AB, Class B	3,336	38,208
Ω	Ambea AB	3,502	17,775
*	Annehem Fastigheter AB, Class B	2,916	7,946
	AQ Group AB	616	17,571
*	Arise AB	2,845	16,031
	Arjo AB, Class B	24,942	187,236
	Atrium Ljungberg AB, Class B	3,566	58,311
*Ω	Attendo AB	14,141	38,241
*	Balco Group AB	780	8,166
	Beijer Alma AB	4,864	101,181
*	Beijer Electronics Group AB	3,083	20,367
	Bergman & Beving AB	4,110	52,724
	Betsson AB, Class B	13,252	81,406
#*	Better Collective AS	2,964	45,685
#*	BHG Group AB	7,219	49,705
	Bilia AB, Class A	9,387	130,178
	BioGaia AB, Class B	414	26,031
	Biotage AB	7,324	151,717
	Bonava AB, Class B	9,951	48,307
#*Ω	Boozt AB	4,035	42,369
	Boule Diagnostics AB	1,861	7,784
Ω	Bravida Holding AB	20,820	213,438
	BTS Group AB, Class B	414	15,497
	Bufab AB	4,911	162,924
#	Bulten AB	1,365	9,553
	Bure Equity AB	1,720	40,560
	Byggmax Group AB	8,034	61,787
*	Calliditas Therapeutics AB, ADR	237	3,484
*	Calliditas Therapeutics AB, Class B	1,116	8,420
*	Careium AB	4,016	5,877
	Catella AB	6,126	23,992
	Catena AB	3,050	159,225
#*	Catena Media PLC	8,350	35,144
*	Cavotec SA	3,590	5,060
	Cellavision AB	1,490	46,782
	Clas Ohlson AB, Class B	4,505	51,145

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Cloetta AB, Class B	30,791	$77,810
*	Collector AB	6,076	26,507
	Concentric AB	4,906	95,817
Ω	Coor Service Management Holding AB	10,245	92,886
	Corem Property Group AB, Class B	66,343	140,471
	Dios Fastigheter AB	10,259	91,602
#*	Doro AB	4,016	8,908
*	Duni AB	5,155	47,175
Ω	Dustin Group AB	8,938	64,222
	Eastnine AB	3,095	30,407
	Elanders AB, Class B	1,738	26,252
	Electrolux Professional AB, Class B	24,379	136,649
*Ω	Eltel AB	2,122	2,496
*	Enea AB	2,398	28,501
#	Eolus Vind AB, Class B	1,951	20,638
	eWork Group AB	1,140	13,679
	Fagerhult AB	9,072	45,532
	Fastighets AB Trianon	881	13,428
	FastPartner AB, Class A	4,631	38,883
	FastPartner AB, Class D	144	1,202
	Fenix Outdoor International AG	523	46,629
	Ferronordic AB	734	3,366
#*	Fingerprint Cards AB, Class B	22,812	26,274
	FormPipe Software AB	2,655	9,299
	G5 Entertainment AB	858	16,200
	GARO AB	2,961	44,316
*	GHP Specialty Care AB	3,192	11,366
	Granges AB	14,721	120,902
*Ω	Green Landscaping Group AB	965	8,002
*	Haldex AB	7,117	29,246
#	Heba Fastighets AB, Class B	4,330	55,580
#	Hexatronic Group AB	2,865	121,213
	HMS Networks AB	3,009	123,158
*Ω	Hoist Finance AB	7,538	23,226
*	Humana AB	3,640	19,106
*	IAR Systems Group AB	394	4,402
#	Instalco AB	26,220	161,826
*	International Petroleum Corp.	10,815	103,504
	INVISIO AB	2,209	39,153
	Inwido AB	8,421	116,259
*	ITAB Shop Concept AB	1,515	1,706
	JM AB	7,100	163,975
*	John Mattson Fastighetsforetagen AB	2,195	34,197
	Kabe Group AB, Class B	409	9,816
	Karnov Group AB	9,324	63,082
*	K-fast Holding AB	2,582	11,829
	Kindred Group PLC	1,192	10,451
	KNOW IT AB	3,143	96,802
	Lagercrantz Group AB, Class B	23,943	243,735
Ω	LeoVegas AB	11,507	49,351
	Lime Technologies AB	773	21,741
	Lindab International AB	12,870	300,177
	Loomis AB	8,226	204,957
#*	Maha Energy AB	6,730	13,031
*	Mekonomen AB	5,111	58,902
	Midsona AB, Class B	2,500	6,434
	MIPS AB	3,141	223,072
*	Modern Times Group MTG AB, Class B	11,882	125,662
*	Momentum Group AB	3,336	25,412

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Munters Group AB	9,053	$54,083
	Mycronic AB	7,425	129,845
	NCAB Group AB	10,803	67,930
	NCC AB, Class B	9,864	122,218
	Nederman Holding AB	2,831	47,635
*	Nelly Group AB	912	1,739
*	Net Insight AB, Class B	41,507	16,971
	New Wave Group AB, Class B	6,935	121,089
	Nobia AB	14,929	58,589
	Nolato AB, Class B	22,148	153,295
	Nordic Waterproofing Holding AB	2,253	41,271
*	Note AB	1,939	40,171
	NP3 Fastigheter AB	4,739	131,698
	Nyfosa AB	18,966	209,036
	OEM International AB, Class B	4,440	68,576
*	Orexo AB	1,571	2,855
*	Ovzon AB	2,036	10,092
*	Pandox AB	4,074	56,761
	Peab AB, Class B	1,183	11,302
	Platzer Fastigheter Holding AB, Class B	6,591	66,943
	Pricer AB, Class B	16,074	25,554
	Proact IT Group AB	2,325	16,917
	Probi AB	193	5,893
	Ratos AB, Class B	27,304	139,306
*	RaySearch Laboratories AB	2,968	13,023
	Rejlers AB	776	11,941
Ω	Resurs Holding AB	15,122	43,985
	Rottneros AB	8,130	11,005
#	Scandi Standard AB	5,934	23,330
*Ω	Scandic Hotels Group AB	17,951	69,084
	Semcon AB	1,445	18,334
	Sintercast AB	685	9,022
	SkiStar AB	4,670	90,909
*	Solid Forsakring AB	1,512	7,342
*	Stendorren Fastigheter AB	1,287	31,472
	Systemair AB	10,888	69,146
	Tethys Oil AB	2,447	23,185
	TF Bank AB	509	8,938
	Troax Group AB	5,225	116,045
	VBG Group AB, Class B	1,749	25,010
	Vitec Software Group AB, Class B	2,040	102,799
	Volati AB	1,136	15,955
	XANO Industri AB, Class B	337	10,003
*	XSpray Pharma AB	787	4,559

TOTAL SWEDEN			8,315,939

SWITZERLAND — (6.4%)
*	AEVIS VICTORIA SA	740	13,078
	Allreal Holding AG	1,877	354,045
	ALSO Holding AG	829	187,465
*	ams-OSRAM AG	31,603	386,605
*	APG SGA SA	152	28,948
	Arbonia AG	6,387	113,739
*	Aryzta AG	125,734	117,075
#	Ascom Holding AG	4,571	40,441
	Autoneum Holding AG	308	36,433
	Bachem Holding AG, Class B	196	85,524
	Baloise Holding AG	1,905	331,357
	Banque Cantonale de Geneve	373	63,320

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Banque Cantonale Vaudoise	3,337	$282,019
	Belimo Holding AG	1,193	589,606
	Bell Food Group AG	303	82,357
	Bellevue Group AG	1,225	47,057
	Berner Kantonalbank AG	606	139,500
	BKW AG	2,717	330,744
	Bobst Group SA	1,229	103,664
	Bossard Holding AG, Class A	800	173,186
	Bucher Industries AG	839	302,489
	Burckhardt Compression Holding AG	330	168,353
	Burkhalter Holding AG	430	33,857
	Bystronic AG	187	155,190
	Calida Holding AG	895	45,016
	Carlo Gavazzi Holding AG	62	18,693
	Cembra Money Bank AG	3,606	260,191
*	Cicor Technologies Ltd.	259	13,723
	Cie Financiere Tradition SA	288	32,384
	Clariant AG	26,073	445,152
	Coltene Holding AG	598	56,729
	Comet Holding AG	809	174,885
#*	COSMO Pharmaceuticals NV	968	55,360
	Daetwyler Holding AG	719	231,183
	DKSH Holding AG	4,514	387,594
	dormakaba Holding AG	369	171,270
*	Dufry AG	7,380	293,740
	EFG International AG	12,650	95,353
	Emmi AG	260	257,703
	Energiedienst Holding AG	1,617	72,331
#*	Evolva Holding SA	115,096	12,433
*	Feintool International Holding AG	183	8,067
*	Flughafen Zurich AG	2,525	426,974
	Forbo Holding AG	133	194,696
	Fundamenta Real Estate AG	2,416	49,174
Ω	Galenica AG	5,458	401,913
#*	GAM Holding AG	23,150	23,889
	Georg Fischer AG	10,440	566,580
	Glarner Kantonalbank	419	11,437
	Gurit Holding AG	55	70,115
	Helvetia Holding AG	4,948	635,851
	Hiag Immobilien Holding AG	694	72,098
#*	HOCHDORF Holding AG	130	5,357
	Huber & Suhner AG	1,989	174,441
	Hypothekarbank Lenzburg AG	9	38,767
#*	Implenia AG	2,143	48,456
*	Ina Invest Holding AG	498	9,961
	Inficon Holding AG	217	197,573
	Interroll Holding AG	78	236,448
	Intershop Holding AG	164	106,794
	Investis Holding SA	526	60,746
	IVF Hartmann Holding AG	61	6,888
*	Jungfraubahn Holding AG	629	89,650
	Kardex Holding AG	792	150,726
	Komax Holding AG	474	124,509
#	Kudelski SA	6,965	23,201
#	Landis+Gyr Group AG	2,527	141,030
	LEM Holding SA	50	115,184
	Liechtensteinische Landesbank AG	1,746	96,549
	Luzerner Kantonalbank AG	403	171,969
*Ω	Medacta Group SA	737	83,964

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*Ω	Medartis Holding AG	290	$30,533
Ω	Medmix AG	2,297	77,142
	Meier Tobler Group AG	348	8,140
	Metall Zug AG, Class B	26	54,184
	Mobilezone Holding AG	5,469	88,555
	Mobimo Holding AG	858	245,382
	Novavest Real Estate AG	559	27,234
	OC Oerlikon Corp. AG	25,771	183,764
*	Orascom Development Holding AG	1,611	14,693
	Orell Fuessli AG	108	9,833
	Orior AG	755	69,750
	Phoenix Mecano AG	95	37,962
	Plazza AG, Class A	145	52,458
	PSP Swiss Property AG	5,972	752,663
	Rieter Holding AG	458	62,261
	Romande Energie Holding SA	63	76,288
	Schaffner Holding AG	70	22,571
	Schweiter Technologies AG	165	166,007
*Ω	Sensirion Holding AG	1,094	131,208
	SFS Group AG	1,990	249,214
	Siegfried Holding AG	496	359,570
	SIG Combibloc Group AG	7,643	160,010
	Softwareone Holding AG	7,577	102,445
	St Galler Kantonalbank AG	413	199,170
	Sulzer AG	2,297	172,109
	Swiss Prime Site AG	5,129	501,331
*	Swiss Steel Holding AG	75,342	21,379
	Swissquote Group Holding SA	1,186	192,759
	Tecan Group AG	832	250,031
	Thurgauer Kantonalbank	118	13,585
	TX Group AG	438	61,995
*	u-blox Holding AG	913	75,849
	Valiant Holding AG	1,998	199,576
	Valora Holding AG	552	90,256
	Varia U.S. Properties AG	834	46,248
Ω	VAT Group AG	936	289,515
	Vaudoise Assurances Holding SA	160	74,857
	Vetropack Holding AG	1,500	61,715
	Vifor Pharma AG	3,774	666,671
*	Von Roll Holding AG	1,435	1,437
	Vontobel Holding AG	3,439	251,517
	VP Bank AG, Class A	427	42,739
	VZ Holding AG	1,520	113,124
*	V-ZUG Holding AG	260	28,843
	Walliser Kantonalbank	485	55,123
	Warteck Invest AG	28	68,357
	Ypsomed Holding AG	341	48,731
	Zehnder Group AG	1,375	107,519
	Zug Estates Holding AG, Class B	41	83,864
	Zuger Kantonalbank AG	19	142,956

TOTAL SWITZERLAND			17,975,922

UNITED KINGDOM — (12.1%)
	4imprint Group PLC	2,763	93,890
	888 Holdings PLC	43,852	104,711
*	accesso Technology Group PLC	2,519	23,234
	Advanced Medical Solutions Group PLC	23,114	80,577
	AG Barr PLC	11,359	82,629
Ω	Airtel Africa PLC	55,517	101,581

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	AJ Bell PLC	21,222	$65,762
Ω	Alfa Financial Software Holdings PLC	7,161	16,220
	Alliance Pharma PLC	59,500	85,465
	Anglo Pacific Group PLC	21,654	49,251
	Anglo-Eastern Plantations PLC	1,293	14,197
*	AO World PLC	21,772	20,422
	Appreciate Group PLC	13,054	4,219
	Aptitude Software Group PLC	490	2,049
*	Ascential PLC	44,270	175,519
	Ashmore Group PLC	37,560	103,833
*Ω	Aston Martin Lagonda Global Holdings PLC	2,096	21,960
	Avon Protection PLC	4,187	55,598
*	Babcock International Group PLC	63,196	241,280
Ω	Bakkavor Group PLC	18,363	24,354
	Balfour Beatty PLC	80,248	243,128
	Bank of Georgia Group PLC	5,671	87,375
	Beazley PLC	67,496	363,574
	Begbies Traynor Group PLC	7,753	11,416
	Bellway PLC	7,341	222,963
Ω	Biffa PLC	37,760	163,774
	Bloomsbury Publishing PLC	12,613	63,291
	Bodycote PLC	23,492	182,201
*	Boohoo Group PLC	9,921	10,044
	Breedon Group PLC	35,368	34,986
	Brewin Dolphin Holdings PLC	35,325	226,245
	Britvic PLC	33,079	354,477
	Brooks Macdonald Group PLC	656	19,888
	Burford Capital Ltd.	19,175	163,959
	Bytes Technology Group PLC	22,218	123,510
*	C&C Group PLC	51,991	135,721
*	Capita PLC	203,241	60,653
*	Capricorn Energy PLC	64,356	165,526
*	Card Factory PLC	36,595	26,738
	CareTech Holdings PLC	10,086	93,071
	Carr’s Group PLC	9,024	16,560
	Castings PLC	4,744	19,303
*	Cazoo Group Ltd.	10,596	17,907
	Centamin PLC	141,047	161,657
	Central Asia Metals PLC	20,737	69,479
*	CentralNic Group PLC	8,023	13,530
*	Centrica PLC	466,600	462,302
	Chemring Group PLC	36,102	157,656
	Chesnara PLC	18,041	64,791
*	Cineworld Group PLC	32,508	12,443
*	Circassia Group PLC	12,752	5,652
	Clarkson PLC	4,015	184,860
	Clipper Logistics PLC	6,617	71,592
	Close Brothers Group PLC	17,549	243,333
	CLS Holdings PLC	6,977	17,831
Ω	CMC Markets PLC	13,141	47,647
	Coats Group PLC	153,211	135,447
	Cohort PLC	1,455	9,993
	Computacenter PLC	8,817	296,248
Ω	ContourGlobal PLC	20,157	48,447
*	Costain Group PLC	10,708	5,301
*Ω	Countryside Partnerships PLC	55,249	172,504
	Cranswick PLC	6,465	257,076
	Crest Nicholson Holdings PLC	31,067	97,752
	Currys PLC	142,580	165,313

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	CVS Group PLC	7,120	$160,732
*	De La Rue PLC	19,364	26,786
	Devro PLC	22,418	58,954
	DFS Furniture PLC	28,727	59,920
#*	Dialight PLC	1,573	7,087
*	Dignity PLC	5,679	36,986
	Diploma PLC	6,052	207,576
	DiscoverIE Group PLC	11,718	111,154
	Diversified Energy Co. PLC	91,027	137,529
	Domino’s Pizza Group PLC	53,047	231,511
	dotdigital group PLC	28,305	30,873
	Drax Group PLC	61,101	617,468
	Dunelm Group PLC	12,393	151,757
Ω	DWF Group PLC	14,090	19,296
	EKF Diagnostics Holdings PLC	40,219	17,635
*	Elementis PLC	75,875	115,253
	EMIS Group PLC	6,590	109,845
*	Energean PLC	11,627	170,921
*	EnQuest PLC	211,206	85,489
	Epwin Group PLC	39	42
*	Ergomed PLC	3,732	55,064
*	Esken Ltd.	47,880	6,122
	Essentra PLC	35,380	138,652
	Euromoney Institutional Investor PLC	13,792	170,065
*	FD Technologies PLC	1,370	40,595
	FDM Group Holdings PLC	9,533	120,308
	Ferrexpo PLC	46,878	96,261
	Fevertree Drinks PLC	11,727	265,907
*	Firstgroup PLC	79,641	111,799
Ω	Forterra PLC	22,506	70,361
	Foxtons Group PLC	34,139	18,021
*	Frasers Group PLC	18,090	153,645
*	Frontier Developments PLC	1,567	25,240
	Fuller Smith & Turner PLC, Class A	4,390	33,047
*Ω	Funding Circle Holdings PLC	18,764	17,091
	Galliford Try Holdings PLC	19,567	41,974
	Games Workshop Group PLC	3,069	283,630
	Gamma Communications PLC	5,643	84,110
	GB Group PLC	5,261	38,127
	Gem Diamonds Ltd.	14,716	10,867
	Genel Energy PLC	20,214	46,514
	Genuit Group PLC	24,923	140,694
	Genus PLC	323	10,148
*	Georgia Capital PLC	3,318	25,157
*	Go-Ahead Group PLC	8,934	105,997
	Gooch & Housego PLC	1,092	11,529
	Goodwin PLC	55	2,325
	Grafton Group PLC	30,910	374,359
	Grainger PLC	84,328	313,681
*	Greencore Group PLC	70,626	101,466
	Greggs PLC	11,053	322,481
	Gulf Keystone Petroleum Ltd.	29,820	90,594
*Ω	Gym Group PLC	16,204	38,799
	H&T Group PLC	2,944	12,856
	Halfords Group PLC	23,225	66,088
	Hargreaves Services PLC	1,423	10,581
	Harworth Group PLC	5,108	10,695
	Hays PLC	191,986	294,861
	Headlam Group PLC	13,204	60,270

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Helical PLC	15,637	$85,033
*	Helios Towers PLC	65,575	92,566
	Henry Boot PLC	13,323	54,173
	Hill & Smith Holdings PLC	9,831	170,031
	Hilton Food Group PLC	8,936	135,584
	Hiscox Ltd.	31,842	378,104
	Hochschild Mining PLC	37,929	55,717
*	Hollywood Bowl Group PLC	21,065	67,653
	HomeServe PLC	13,856	170,286
*Ω	Hostelworld Group PLC	3,800	4,017
	Hunting PLC	21,793	79,443
*	Hyve Group PLC	30,769	29,115
Ω	Ibstock PLC	53,200	125,589
	IDOX PLC	36,392	29,158
	IG Group Holdings PLC	27,078	276,739
	IMI PLC	6,379	107,389
	Impax Asset Management Group PLC	8,469	91,590
	Inchcape PLC	49,706	444,753
*	Indivior PLC	73,610	288,294
	IntegraFin Holdings PLC	23,861	107,601
	International Personal Finance PLC	29,897	35,618
	Investec PLC	34,292	201,976
	iomart Group PLC	10,345	23,368
	IP Group PLC	112,572	116,079
*	IQE PLC	32,337	12,158
*	IWG PLC	82,435	250,267
*	J D Wetherspoon PLC	10,655	96,819
*	James Fisher & Sons PLC	6,723	33,151
	James Halstead PLC	25,981	80,813
*	JET2 PLC	14,046	215,704
*	John Menzies PLC	11,780	87,606
*	John Wood Group PLC	75,790	210,736
*	Johnson Service Group PLC	49,703	68,347
*	Joules Group PLC	3,963	2,704
Ω	JTC PLC	10,748	104,364
	Jupiter Fund Management PLC	58,013	129,487
	Just Group PLC	139,036	146,877
	Kainos Group PLC	8,401	127,283
	Keller Group PLC	9,571	100,859
	Keywords Studios PLC	3,600	107,993
*	Kier Group PLC	58,589	58,015
*	Kin & Carta PLC	16,750	48,682
*	Lamprell PLC	23,029	7,766
	Lancashire Holdings Ltd.	27,531	145,911
	Learning Technologies Group PLC	65,090	106,939
	Liontrust Asset Management PLC	6,785	98,475
*	Lookers PLC	40,298	42,055
	LSL Property Services PLC	11,392	55,833
Ω	Luceco PLC	8,203	19,631
*	M&C Saatchi PLC	3,423	8,383
	Macfarlane Group PLC	13,139	19,856
	Man Group PLC	179,299	522,572
*	Marks & Spencer Group PLC	70,412	120,202
	Marshalls PLC	24,954	190,962
*	Marston’s PLC	82,294	77,342
*	McBride PLC	30,429	14,001
	Mears Group PLC	19,018	47,115
	Medica Group PLC	6,917	13,901
*	Mediclinic International PLC	46,009	213,295

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Meggitt PLC	52,696	$510,883
*	Metro Bank PLC	9,245	10,264
	Micro Focus International PLC	32,886	155,294
	Midwich Group PLC	3,279	25,806
*	Mitchells & Butlers PLC	42,567	121,257
	Mitie Group PLC	185,228	124,870
	MJ Gleeson PLC	5,541	41,590
	Moneysupermarket.com Group PLC	62,838	137,657
	Morgan Advanced Materials PLC	36,877	129,326
	Morgan Sindall Group PLC	4,937	133,113
	Mortgage Advice Bureau Holdings Ltd.	3,874	58,004
*	Motorpoint group PLC	7,418	22,470
	Mountview Estates PLC	77	13,020
	MP Evans Group PLC	2,516	29,769
*	N Brown Group PLC	29,795	10,874
#*	National Express Group PLC	63,546	196,972
	NCC Group PLC	34,666	78,684
	Next Fifteen Communications Group PLC	10,371	170,941
	Nichols PLC	707	12,029
	Ninety One PLC	34,233	114,063
	Norcros PLC	7,961	23,879
	Numis Corp. PLC	11,345	35,547
*Ω	On the Beach Group PLC	13,752	39,446
	OSB Group PLC	36,692	256,126
*	Oxford Biomedica PLC	5,909	42,579
	Oxford Instruments PLC	6,905	200,198
	Pagegroup PLC	38,665	236,586
	Pan African Resources PLC	263,769	72,420
	Paragon Banking Group PLC	33,407	206,597
	PayPoint PLC	7,784	56,873
*	Pendragon PLC	178,766	49,407
	Pennon Group PLC	27,546	382,786
*	Petrofac Ltd.	56,629	95,461
	Pets at Home Group PLC	65,204	253,096
*	Pharos Energy PLC	20,801	7,029
	Photo-Me International PLC	40,883	36,676
*	Playtech PLC	34,619	226,301
	Plus500 Ltd.	10,027	195,255
	Polar Capital Holdings PLC	8,674	60,457
	Porvair PLC	3,538	26,319
*	PPHE Hotel Group Ltd.	1,384	27,254
	Premier Foods PLC	79,220	110,475
	Provident Financial PLC	33,877	108,430
*	PureTech Health PLC	24,437	51,749
*	Purplebricks Group PLC	17,328	4,276
	PZ Cussons PLC	27,657	70,966
	QinetiQ Group PLC	67,030	284,383
Ω	Quilter PLC	194,148	319,817
*	Rank Group PLC	24,101	32,375
	Rathbones Group PLC	7,035	185,697
*	Raven Property Group Ltd.	45,894	0
	Reach PLC	41,097	83,750
	Record PLC	11,865	10,568
	Redcentric PLC	6,137	9,530
	Redde Northgate PLC	26,578	131,480
	Redrow PLC	33,289	218,220
	Renew Holdings PLC	7,759	67,614
*	Renewi PLC	9,334	80,744
	Renishaw PLC	2,656	140,362

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Restaurant Group PLC	68,039	$52,080
	Rhi Magnesita NV	1,651	49,201
	RHI Magnesita NV	2,503	74,467
	Ricardo PLC	9,245	42,118
	River & Mercantile Group PLC	2,875	9,554
	RM PLC	8,839	15,128
	Robert Walters PLC	6,706	52,172
	Rotork PLC	112,248	409,540
	RPS Group PLC	39,439	50,497
	RWS Holdings PLC	2,993	16,391
	S&U PLC	354	10,538
Ω	Sabre Insurance Group PLC	23,989	62,849
*	Saga PLC	10,855	30,166
*	Savannah Energy PLC	71,058	31,578
	Savills PLC	18,741	252,115
	ScS Group PLC	313	690
*	Senior PLC	64,674	104,065
	Serco Group PLC	108,012	204,260
	Serica Energy PLC	19,716	86,618
	Severfield PLC	28,520	24,034
*	SIG PLC	100,181	51,792
	Sirius Real Estate Ltd.	114,205	173,593
	Smart Metering Systems PLC	13,814	142,883
	Smiths News PLC	19,640	8,469
	Softcat PLC	12,919	228,166
*	SolGold PLC	65,184	23,427
	Spectris PLC	2,874	105,113
	Speedy Hire PLC	58,485	37,952
*Ω	Spire Healthcare Group PLC	44,227	119,387
	Spirent Communications PLC	70,656	204,294
*	Sportech PLC	5,705	2,575
*	SSP Group PLC	79,011	233,212
*	Stagecoach Group PLC	35,849	47,223
	SThree PLC	13,227	60,975
	Strix Group PLC	17,224	45,621
	Studio Retail Group PLC	5,420	7,837
	STV Group PLC	2,980	12,155
*	Superdry PLC	8,233	15,679
	Synthomer PLC	42,209	160,604
	Tate & Lyle PLC	44,490	432,425
	TBC Bank Group PLC	2,373	37,419
*	Ted Baker PLC	12,733	23,495
	Telecom Plus PLC	7,802	160,949
Ω	TI Fluid Systems PLC	7,253	14,740
	Topps Tiles PLC	21,096	14,774
	TP ICAP Group PLC	95,925	158,661
	Travis Perkins PLC	25,098	382,799
	Treatt PLC	5,607	73,800
*††^	Trellus Health Ltd.	1,748	0
*	Tremor International Ltd.	6,705	40,228
*	Tremor International Ltd., ADR	2,139	24,919
	Tribal Group PLC	5,915	6,960
	Trifast PLC	13,605	18,305
	TT Electronics PLC	20,485	46,556
*	Tullow Oil PLC	184,058	128,164
	Tyman PLC	22,737	78,097
	Ultra Electronics Holdings PLC	9,461	385,329
	Vertu Motors PLC	37,928	24,609
	Vesuvius PLC	27,996	113,819

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Victrex PLC	10,684	$243,631
	Virgin Money UK PLC	119,665	259,625
	Vistry Group PLC	24,984	260,660
	Vitec Group PLC	5,654	87,860
Ω	Vivo Energy PLC	41,937	75,823
	Volex PLC	13,025	42,198
	Volution Group PLC	23,637	120,398
	Vp PLC	3,850	46,782
*Ω	Watches of Switzerland Group PLC	22,392	283,114
	Watkin Jones PLC	21,910	68,088
*	WH Smith PLC	12,927	232,573
	Wickes Group PLC	30,483	72,670
	Wilmington PLC	6,879	22,167
	Wincanton PLC	14,194	72,593
*	Xaar PLC	10,372	32,375
	XP Power Ltd.	2,076	83,110
	Young & Co’s Brewery PLC	1	9
	Young & Co’s Brewery PLC, Class A	2,876	49,954
	Zotefoams PLC	3,070	13,040

	TOTAL UNITED KINGDOM		33,836,040

	UNITED STATES — (0.0%)
	Arko Corp.	4,209	39,017

	TOTAL COMMON STOCKS		262,079,235

	PREFERRED STOCKS — (0.3%)
	GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA	1,189	58,843
	Fuchs Petrolub SE	8,357	263,590
	Jungheinrich AG	6,075	148,583
	Sixt SE	2,132	154,092
	STO SE & Co. KGaA	368	77,212
	Villeroy & Boch AGSeries A	1,074	23,651

	TOTAL GERMANY		725,971

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	7,475	0
*	Immofinanz AG Rights 03/03/2023	10,231	0

	CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	390	5,176
*	Treasury Metals, Inc. Warrants 08/07/23	459	54

	TOTAL CANADA		5,230

	HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	1,971	19

	ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	1,925	0

	SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	61,932	0

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»
SWITZERLAND — (0.0%)
* Mobimo Holding AG Rights 05/03/2022	858	$2,990

TOTAL RIGHTS/WARRANTS		8,239

TOTAL INVESTMENT SECURITIES (Cost $266,656,943)		262,813,445

		Value†
SECURITIES LENDING COLLATERAL — (5.9%)
@§ The DFA Short Term Investment Fund	1,433,275	16,578,693

TOTAL INVESTMENTS — (100.0%) (Cost $283,235,934)		$279,392,138

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$145,620	$19,584,794	—	$19,730,414
Austria	—	3,223,886	—	3,223,886
Belgium	54,193	4,661,302	—	4,715,495
Canada	31,479,329	26,995	—	31,506,324
China	162,161	263,022	—	425,183
Denmark	—	6,009,621	—	6,009,621
Finland	—	5,695,467	—	5,695,467
France	—	13,350,768	$640	13,351,408
Germany	—	16,670,155	—	16,670,155
Hong Kong	—	6,395,986	13,519	6,409,505
Ireland	—	1,358,221	—	1,358,221
Israel	109,333	5,873,115	—	5,982,448
Italy	—	8,984,572	—	8,984,572
Japan	71,886	58,099,857	—	58,171,743
Netherlands	—	5,758,433	—	5,758,433
New Zealand	—	1,390,707	—	1,390,707
Norway	8,767	2,880,266	—	2,889,033
Portugal	—	936,513	—	936,513
Singapore	—	2,673,908	5,841	2,679,749
Spain	800	6,022,640	—	6,023,440
Sweden	121,650	8,194,289	—	8,315,939
Switzerland	—	17,975,922	—	17,975,922
United Kingdom	24,919	33,811,121	—	33,836,040
United States	39,017	—	—	39,017
Preferred Stocks
Germany	—	725,971	—	725,971
Rights/Warrants
Canada	—	5,230	—	5,230
Hong Kong	—	19	—	19
Switzerland	—	2,990	—	2,990
Securities Lending Collateral	—	16,578,693	—	16,578,693

TOTAL	$32,217,675	$247,154,463	$20,000^	$279,392,138

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (0.4%)
*	Altice USA, Inc., Class A	39,600	$367,488
*	Charter Communications, Inc., Class A	17,497	7,497,289
*	Live Nation Entertainment, Inc.	453	47,511
*	Netflix, Inc.	8,145	1,550,482

TOTAL COMMUNICATION SERVICES			9,462,770

CONSUMER DISCRETIONARY — (17.9%)
*	Amazon.com, Inc.	41,612	103,432,036
	Best Buy Co., Inc.	34,600	3,111,578
*	Bright Horizons Family Solutions, Inc.	187	21,363
*@	Burlington Stores, Inc.	28,440	5,789,246
	Dollar General Corp.	28,329	6,728,987
*	Etsy, Inc.	34,469	3,212,166
*	Hilton Worldwide Holdings, Inc.	46,233	7,179,523
	Home Depot, Inc.	322,959	97,016,884
	Leggett & Platt, Inc.	643	22,910
	Lowe’s Cos., Inc.	212,743	42,065,673
*	Lululemon Athletica, Inc.	16,356	5,800,328
*	Marriott International, Inc., Class A	76,267	13,538,918
	McDonald’s Corp.	15,927	3,968,371
	NIKE, Inc., Class B	196,088	24,452,174
*	O’Reilly Automotive, Inc.	29,564	17,932,044
	Pool Corp.	16,700	6,767,174
	Ross Stores, Inc.	137,356	13,704,008
	Starbucks Corp.	343,683	25,652,499
	Target Corp.	106,396	24,327,445
	TJX Cos., Inc.	193,089	11,832,494
	Tractor Supply Co.	61,121	12,312,826
	Travel & Leisure Co.	2,115	117,340
*	Ulta Beauty, Inc.	14,851	5,892,877
	Williams-Sonoma, Inc.	1,604	209,290
	Yum! Brands, Inc.	12,200	1,427,522

TOTAL CONSUMER DISCRETIONARY			436,515,676

CONSUMER STAPLES — (14.6%)
	Altria Group, Inc.	791,782	43,999,326
	Brown-Forman Corp., Class A	14,262	890,234
	Brown-Forman Corp., Class B	82,623	5,572,095
	Clorox Co.	71,957	10,323,671
	Coca-Cola Co.	979,791	63,304,296
	Colgate-Palmolive Co.	82,217	6,334,820
	Costco Wholesale Corp.	91,101	48,440,224
	Estee Lauder Cos., Inc., Class A	29,099	7,683,882
*	Herbalife Nutrition Ltd.	68,088	1,809,779
	Hershey Co.	58,235	13,147,716
	Kimberly-Clark Corp.	117,940	16,373,610
	Lamb Weston Holdings, Inc.	67,768	4,479,465
	PepsiCo, Inc.	339,860	58,357,361
	Procter & Gamble Co.	398,499	63,979,014
	Sysco Corp.	131,152	11,210,873

TOTAL CONSUMER STAPLES			355,906,366

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (0.3%)
	Cheniere Energy, Inc.	60,161	$8,170,466

FINANCIALS — (3.8%)
	Aon PLC, Class A	60,490	17,420,515
#*@	Credit Acceptance Corp.	155	79,438
	Erie Indemnity Co., Class A	100	16,028
	FactSet Research Systems, Inc.	14,615	5,897,006
	LPL Financial Holdings, Inc.	18,799	3,531,768
	MarketAxess Holdings, Inc.	7,981	2,103,872
	Marsh & McLennan Cos., Inc.	45,332	7,330,184
	Moody’s Corp.	40,194	12,720,597
	MSCI, Inc.,Class A	40,997	17,269,986
	S&P Global, Inc.	68,808	25,906,212

TOTAL FINANCIALS			92,275,606

HEALTH CARE — (11.7%)
	AbbVie, Inc.	666,618	97,912,852
	AmerisourceBergen Corp.	23,143	3,501,304
	Amgen, Inc.	200,839	46,833,646
*	Avantor, Inc.	43,421	1,384,262
	Cardinal Health, Inc.	122,721	7,123,954
*	DaVita, Inc.	24,000	2,600,880
*	Edwards Lifesciences Corp.	3	317
	Eli Lilly & Co.	193,683	56,580,615
	Encompass Health Corp.	1,257	86,519
	HCA Healthcare, Inc.	32,550	6,983,603
*	IDEXX Laboratories, Inc.	38,467	16,559,274
*	IQVIA Holdings, Inc.	3,700	806,563
	Johnson & Johnson	20,840	3,760,786
*	Mettler-Toledo International, Inc.	14,091	18,001,675
*	Molina Healthcare, Inc.	3,110	974,830
	Organon & Co.	40,395	1,305,970
*	Waters Corp.	15,386	4,662,266
	West Pharmaceutical Services, Inc.	367	115,627
	Zoetis, Inc.	98,882	17,526,835

TOTAL HEALTH CARE			286,721,778

INDUSTRIALS — (12.2%)
	Allegion PLC	37,179	4,247,329
*	Avis Budget Group, Inc.	2,600	695,942
*	Boeing Co.	82,836	12,329,310
	Booz Allen Hamilton Holding Corp., Class A.	52,858	4,314,799
	Caterpillar, Inc.	2,489	524,034
	Cintas Corp.	23,873	9,483,788
*	Copart, Inc.	346	39,323
	Deere & Co.	16,121	6,086,484
*	Delta Air Lines, Inc.	117,488	5,055,509
	Equifax, Inc.	3,364	684,641
	Fastenal Co.	238,536	13,193,426
	General Dynamics Corp.	282	66,701
	HEICO Corp.	583	82,337
	HEICO Corp., Class A	338	39,424
	Honeywell International, Inc.	65,470	12,669,100
	Illinois Tool Works, Inc.	86,871	17,123,143
	JB Hunt Transport Services, Inc.	14,477	2,473,395
	Lennox International, Inc.	15,817	3,372,026
	Lockheed Martin Corp.	78,508	33,924,877
	Masco Corp.	101,751	5,361,260

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Old Dominion Freight Line, Inc.	20,929	$5,862,631
	Robert Half International, Inc.	34,393	3,381,176
	Rockwell Automation, Inc.	44,566	11,260,491
	Rollins, Inc.	87,155	2,923,179
	Toro Co.	31,222	2,501,819
	Union Pacific Corp.	221,561	51,909,527
	United Parcel Service, Inc., Class B	256,742	46,208,425
	Verisk Analytics, Inc.,Class A	32,309	6,592,651
	Waste Management, Inc.	122,177	20,090,786
	WW Grainger, Inc.	29,186	14,593,876

TOTAL INDUSTRIALS			297,091,409

INFORMATION TECHNOLOGY — (36.8%)
	Accenture PLC, Class A	157,184	47,211,786
*	Adobe, Inc.	33,616	13,310,255
*	Advanced Micro Devices, Inc.	70,646	6,041,646
	Amphenol Corp., Class A	99,555	7,118,182
	Apple, Inc.	742,760	117,096,114
	Applied Materials, Inc.	220,549	24,337,582
*	Autodesk, Inc.	14,602	2,763,867
	Automatic Data Processing, Inc.	103,500	22,581,630
	Broadcom, Inc.	118,132	65,491,199
	Broadridge Financial Solutions, Inc.	47,631	6,865,056
	CDK Global, Inc.	823	44,779
	CDW Corp.	96,150	15,689,757
	Citrix Systems, Inc.	64,678	6,474,268
*	Fair Isaac Corp.	9,468	3,536,393
*	Fortinet, Inc.	20,493	5,922,682
*	Gartner, Inc.	27,282	7,926,785
	Jack Henry & Associates, Inc.	4,020	762,112
	KLA Corp.	64,763	20,676,235
	Lam Research Corp.	35,132	16,363,080
	Mastercard, Inc., Class A	294,191	106,903,126
	Microchip Technology, Inc.	81,680	5,325,536
	Microsoft Corp.	426,080	118,245,722
	NetApp, Inc.	116,979	8,568,712
	NVIDIA Corp.	197,066	36,549,831
	Oracle Corp.	745,382	54,711,039
	Paychex, Inc.	161,921	20,520,248
*	Paycom Software, Inc.	4,865	1,369,352
	QUALCOMM, Inc.	346,214	48,362,634
	Seagate Technology Holdings PLC	121,222	9,945,053
	Teradyne, Inc.	7,999	843,574
	Texas Instruments, Inc.	233,651	39,779,083
#@	Ubiquiti, Inc.	182	51,369
@	Visa, Inc., Class A	232,431	49,538,019
*	Zebra Technologies Corp., Class A	22,471	8,306,630

TOTAL INFORMATION TECHNOLOGY			899,233,336

MATERIALS — (1.3%)
	Avery Dennison Corp.	56,729	10,245,257
	Ball Corp.	78,809	6,396,139
*	Berry Global Group, Inc.	1,406	79,228
	Packaging Corp. of America	573	92,350
	Sealed Air Corp.	18,321	1,176,392

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Sherwin-Williams Co.	48,647	$13,375,979

TOTAL MATERIALS		31,365,345

TOTAL COMMON STOCKS Cost ($ 1,249,553,802)		2,416,742,752

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.290%	25,180,190	25,180,190

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	20,362	235,532

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,274,969,540)		$2,442,158,474

As of April 30, 2022, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	83	06/17/22	$17,628,670	$17,129,125	$(499,545)

Total Futures Contracts			$17,628,670	$17,129,125	$(499,545)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,462,770	—	—	$9,462,770
Consumer Discretionary	436,515,676	—	—	436,515,676
Consumer Staples	355,906,366	—	—	355,906,366
Energy	8,170,466	—	—	8,170,466
Financials	92,275,606	—	—	92,275,606
Health Care	286,721,778	—	—	286,721,778
Industrials	297,091,409	—	—	297,091,409
Information Technology	899,233,336	—	—	899,233,336
Materials	31,365,345	—	—	31,365,345
Temporary Cash Investments	25,180,190	—	—	25,180,190
Securities Lending Collateral	—	$235,532	—	235,532
Futures Contracts**	(499,545)	—	—	(499,545)

TOTAL	$2,441,423,397	$235,532	—	$2,441,658,929

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (2.4%)
*	Cargurus, Inc.	99,592	$3,254,667
*	Cars.com, Inc.	9,364	104,128
	Cogent Communications Holdings, Inc.	4,822	282,087
*	IDT Corp., Class B	26,129	691,896
*	iHeartMedia, Inc., Class A	59,873	957,369
*	IMAX Corp.	25,989	411,146
*	Iridium Communications, Inc.	89,605	3,199,795
	John Wiley & Sons, Inc., Class A	9,160	466,152
	Nexstar Media Group, Inc., Class A	772	122,300
*	Sciplay Corp., Class A	23,391	312,504
#*	TechTarget, Inc.	22,303	1,501,215
*	Thryv Holdings, Inc.	6,095	157,434
*	Townsquare Media, Inc., Class A	14,685	160,066
*	Travelzoo	16,635	114,781
*	TripAdvisor, Inc.	14,113	362,281
*	WideOpenWest, Inc.	12,595	252,530
#	World Wrestling Entertainment, Inc., Class A	42,314	2,470,714
*	Yelp, Inc.	56,501	1,837,978
*	Zedge, Inc., Class B	3,718	19,110
*	Ziff Davis, Inc.	42,059	3,716,333

TOTAL COMMUNICATION SERVICES			20,394,486

CONSUMER DISCRETIONARY — (16.0%)
*	Cheesecake Factory, Inc.	19,401	716,091
	Acushnet Holdings Corp.	66,123	2,693,851
#	American Eagle Outfitters, Inc.	232	3,506
	Arko Corp.	20,062	185,975
*	Asbury Automotive Group, Inc.	20,182	3,707,635
*	AutoNation, Inc.	20,607	2,388,557
#	Bloomin’ Brands, Inc.	102,986	2,264,662
*	Boot Barn Holdings, Inc.	26,632	2,398,478
	Brunswick Corp.	24,287	1,836,340
#	Buckle, Inc.	38,486	1,195,375
	Build-A-Bear Workshop, Inc.	11,204	212,204
	Caleres, Inc.	22,583	517,828
#	Camping World Holdings, Inc., Class A	33,349	856,402
*	Capri Holdings Ltd.	2,235	106,609
	Carriage Services, Inc.	12,421	532,737
	Carter’s, Inc.	40,436	3,406,329
*	Cavco Industries, Inc.	9,150	2,161,687
*	Chico’s FAS, Inc.	5,600	29,680
#*	Children’s Place, Inc.	11,367	526,633
	Choice Hotels International, Inc.	9,160	1,286,614
#*	Citi Trends, Inc.	7,185	200,964
	Clarus Corp.	4,490	100,351
	Columbia Sportswear Co.	26,931	2,212,651
#	Cracker Barrel Old Country Store, Inc.	20,601	2,286,505
*	Crocs, Inc.	46,693	3,101,816
*	Dave & Buster’s Entertainment, Inc.	16,059	730,684
*	Deckers Outdoor Corp.	1,059	281,429
#*	Denny’s Corp.	885	11,346
	Designer Brands, Inc., Class A	1,933	26,714
#	Dillard’s, Inc., Class A	5,057	1,536,367

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Dine Brands Global, Inc.	5,462	$391,571
*	Dorman Products, Inc.	28,098	2,773,835
*	Everi Holdings, Inc.	27,277	473,529
*	Fox Factory Holding Corp.	32,354	2,649,146
*	frontdoor, Inc.	44,348	1,370,797
*	Funko, Inc., Class A	3,330	54,246
	Gentex Corp.	60,876	1,786,711
*	Gentherm, Inc.	31,750	2,140,585
*	Grand Canyon Education, Inc.	6,547	628,316
#*	Groupon, Inc.	1,210	23,607
#	H&R Block, Inc.	146,136	3,809,766
#	Hanesbrands, Inc.	299,999	3,977,987
	Harley-Davidson, Inc.	25,628	934,141
*	Helen of Troy Ltd.	20,611	4,421,266
*	Hilton Grand Vacations, Inc.	2,112	98,905
	Installed Building Products, Inc.	34,225	2,754,086
#	International Game Technology PLC	2,090	45,625
#	Jack in the Box, Inc.	4,336	358,847
	Kontoor Brands, Inc.	46,974	1,866,277
#	LCI Industries	22,518	2,191,452
#	Leggett & Platt, Inc.	94,901	3,381,323
#*	Lindblad Expeditions Holdings, Inc.	9,309	142,521
*	Liquidity Services, Inc.	32,100	462,882
*	Lovesac Co.	7,379	323,495
*	Malibu Boats, Inc., Class A	21,397	1,076,055
#	Marine Products Corp.	24,429	286,796
*	MasterCraft Boat Holdings, Inc.	16,276	391,763
*	Mattel, Inc.	106,918	2,599,177
	Murphy USA, Inc.	31,431	7,342,282
	Nathan’s Famous, Inc.	430	20,369
#*	National Vision Holdings, Inc.	58,939	2,219,053
*	Noodles & Co.	43,470	242,128
	Nordstrom, Inc.	73,906	1,899,384
*	ONE Group Hospitality, Inc.	700	6,517
	Oxford Industries, Inc.	9,979	894,118
	Papa John’s International, Inc.	6,657	606,120
#	PetMed Express, Inc.	8,975	196,552
*	PlayAGS, Inc.	16,174	106,748
#	Polaris, Inc.	21,626	2,053,172
#*	Purple Innovation, Inc.	2,413	9,942
	RCI Hospitality Holdings, Inc.	1,500	92,940
#*	Red Robin Gourmet Burgers, Inc.	12,582	165,957
	Red Rock Resorts, Inc., Class A	49,765	2,187,669
	Rent-A-Center, Inc.	1,399	33,744
#*	Revolve Group, Inc.	29,261	1,236,570
	Ruth’s Hospitality Group, Inc.	25,555	535,888
*	Sally Beauty Holdings, Inc.	105,673	1,597,776
*	SeaWorld Entertainment, Inc.	83,830	5,653,495
*	Shake Shack, Inc., Class A	8,096	468,192
	Shutterstock, Inc.	36,425	2,758,101
#	Signet Jewelers Ltd.	15,205	1,067,391
*	Skyline Champion Corp.	48,947	2,498,255
#*	Sleep Number Corp.	9,587	388,849
	Smith & Wesson Brands, Inc.	387	5,313
#*	Sonos, Inc.	67,448	1,539,163
	Steven Madden Ltd.	69,191	2,840,982
	Tempur Sealy International, Inc.	73,858	2,002,290
*	Tenneco, Inc., Class A	13,600	233,512
	Texas Roadhouse, Inc.	43,898	3,614,122

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TopBuild Corp.	15,023	$2,721,266
*	Under Armour, Inc., Class A	8,339	128,087
*	Under Armour, Inc., Class C	3,194	45,323
*	Visteon Corp.	28,214	2,954,288
	Wendy’s Co.	200,091	3,953,798
	Winmark Corp.	1,241	252,171
	Wolverine World Wide, Inc.	31,228	618,939
	Wyndham Hotels & Resorts, Inc.	135	11,875
#*	XPEL, Inc.	9,741	421,493
*	YETI Holdings, Inc.	35,238	1,722,081

TOTAL CONSUMER DISCRETIONARY			136,276,642

CONSUMER STAPLES — (5.7%)
*	BJ’s Wholesale Club Holdings, Inc.	103,949	6,689,118
*	Boston Beer Co., Inc. (The), Class A	962	360,750
	Calavo Growers, Inc.	10,121	366,785
	Casey’s General Stores, Inc.	2,973	598,465
*	Chefs’ Warehouse, Inc.	3,390	124,074
	Coca-Cola Consolidated, Inc.	7,412	3,272,398
*	elf Beauty, Inc.	61,168	1,488,217
	Energizer Holdings, Inc.	58,208	1,763,120
	Flowers Foods, Inc.	160,150	4,247,178
#*	Grocery Outlet Holding Corp.	9,891	333,030
*	Hain Celestial Group, Inc.	5,716	191,715
	Inter Parfums, Inc.	33,118	2,706,734
#	J&J Snack Foods Corp.	20,671	3,094,449
	John B. Sanfilippo & Son, Inc.	10,893	845,733
	Lancaster Colony Corp.	25,923	4,022,731
	Medifast, Inc.	13,890	2,477,420
	National Beverage Corp.	60,943	2,686,367
	Nu Skin Enterprises, Inc., Class A	6,756	288,076
	PriceSmart, Inc.	21,345	1,695,860
#	Reynolds Consumer Products, Inc.	16,327	483,116
*	Simply Good Foods Co.	22,070	919,216
	Spectrum Brands Holdings, Inc.	7,392	628,837
*	Sprouts Farmers Market, Inc.	117,824	3,511,155
#	Tootsie Roll Industries, Inc.	25,183	882,161
	Turning Point Brands, Inc.	17,739	556,827
	United-Guardian, Inc.	2,424	52,213
*	USANA Health Sciences, Inc.	24,179	1,853,562
	Vector Group Ltd.	16,626	211,483
*	Vital Farms, Inc.	2,765	31,798
#	WD-40 Co.	12,889	2,371,318

TOTAL CONSUMER STAPLES			48,753,906

ENERGY — (2.9%)
#	Arch Resources, Inc.	6,359	1,058,010
	Brigham Minerals, Inc., Class A	5,120	126,874
#	Cactus, Inc., Class A	30,001	1,497,950
	ChampionX Corp.	28,709	605,760
#*	Comstock Resources, Inc.	67,705	1,153,016
#	Core Laboratories NV	27,955	726,830
#	Crescent Energy, Inc., Class A	6,367	100,026
	CVR Energy, Inc.	35,562	891,539
*	Denbury, Inc.	24,195	1,547,996
#*	Earthstone Energy, Inc., Class A	5,402	72,873
	EnLink Midstream LLC	151,025	1,490,617
	Evolution Petroleum Corp.	1,591	10,039

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Falcon Minerals Corp.	2,500	$17,000
*	Gulfport Energy Corp.	128	12,029
*	Kosmos Energy Ltd.	120,383	813,789
*	Laredo Petroleum, Inc.	3,806	271,025
*	Liberty Energy, Inc., Class A	6,775	109,349
#	Magnolia Oil & Gas Corp., Class A	122,709	2,851,757
	Matador Resources Co.	55,936	2,730,796
*	NexTier Oilfield Solutions, Inc.	60,918	671,926
	Oasis Petroleum, Inc.	1,977	262,269
*	Oceaneering International, Inc.	22,489	254,800
	PDC Energy, Inc.	5,880	410,071
*	Range Resources Corp.	14,639	438,292
#*	RPC, Inc.	41,788	432,088
#*	SilverBow Resources, Inc.	15,100	552,660
	SM Energy Co.	28,862	1,025,467
*	Southwestern Energy Co.	482,217	3,616,627
*	TETRA Technologies, Inc.	115,734	425,901
*	U.S. Silica Holdings, Inc.	4,321	80,284
*	Weatherford International PLC	24,149	779,530

TOTAL ENERGY			25,037,190

FINANCIALS — (6.3%)
	A-Mark Precious Metals, Inc.	9,069	714,637
	Artisan Partners Asset Management, Inc., Class A	57,145	1,836,640
*	Atlanticus Holdings Corp.	7,658	329,600
#	B. Riley Financial, Inc.	7,287	329,081
*	Bancorp, Inc.	4,588	104,102
	BGC Partners, Inc., Class A	271,152	984,282
	BrightSphere Investment Group, Inc.	48,260	967,130
*	Coastal Financial Corp.	1,087	44,610
	Cohen & Steers, Inc.	46,963	3,648,555
#*	Credit Acceptance Corp.	169	86,612
#	Curo Group Holdings Corp.	27,848	326,936
	Diamond Hill Investment Group, Inc.	1,983	333,878
*	Donnelley Financial Solutions, Inc.	31,815	931,225
	Evercore, Inc., Class A	38,815	4,104,686
	Federated Hermes, Inc.	22,962	653,958
	First Financial Bankshares, Inc.	72,420	2,895,352
	GAMCO Investors, Inc., Class A	5,440	108,637
	Greenhill & Co., Inc.	19,741	239,063
#	Hamilton Lane, Inc., Class A	27,376	1,877,446
	HCI Group, Inc.	4,130	264,692
	Houlihan Lokey, Inc.	36,651	3,052,662
	Kinsale Capital Group, Inc.	15,683	3,476,764
#	Lakeland Financial Corp.	4,460	324,777
	Lazard Ltd., Class A	97,196	3,185,113
*	LendingTree, Inc.	2,955	234,686
	Live Oak Bancshares, Inc.	30,371	1,285,604
	Moelis & Co., Class A	58,618	2,594,433
*	Open Lending Corp., Class A	15,542	211,993
*	Palomar Holdings, Inc.	16,949	922,873
	Piper Sandler Cos	1,852	212,943
	PJT Partners, Inc., Class A	23,836	1,572,938
	Primerica, Inc.	25,587	3,315,052
	Pzena Investment Management, Inc., Class A	21,669	136,298
	RLI Corp.	37,498	4,304,020
	ServisFirst Bancshares, Inc.	41,110	3,301,955
	Silvercrest Asset Management Group, Inc., Class A	5,400	112,212
	SLM Corp.	14,923	249,662

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	TFS Financial Corp.	25,026	$375,140
*	Triumph Bancorp, Inc.	12,774	887,027
#	Victory Capital Holdings, Inc., Class A	1,793	48,393
	Virtu Financial, Inc., Class A	79,958	2,309,187
	Walker & Dunlop, Inc.	643	77,006
#*	World Acceptance Corp.	3,887	733,516

TOTAL FINANCIALS			53,705,376

HEALTH CARE — (12.6%)
*	Acadia Healthcare Co., Inc.	2,800	190,064
#*	Accuray, Inc.	97,682	259,834
*	Alkermes PLC.	125,503	3,620,761
*	Amedisys, Inc.	17,391	2,219,961
*	AMN Healthcare Services, Inc.	47,108	4,604,807
*	Amneal Pharmaceuticals, Inc.	131,143	506,212
*	Amphastar Pharmaceuticals, Inc.	6,078	215,587
#*	Antares Pharma, Inc.	147,639	821,611
#*	Apollo Medical Holdings, Inc.	15,476	564,564
	Atrion Corp.	1,559	976,901
#*	Avid Bioservices, Inc.	36,482	491,048
*	Blueprint Medicines Corp.	4,531	264,384
*	Catalyst Pharmaceuticals, Inc.	66,787	508,917
	Chemed Corp.	1,850	909,071
*	Collegium Pharmaceutical, Inc.	32,619	525,166
#	CONMED Corp.	13,703	1,821,951
*»††	Contra Pfenex, Inc.	5,408	0
*	Corcept Therapeutics, Inc.	73,557	1,582,211
*	CorVel Corp.	20,184	3,130,135
*	Cross Country Healthcare, Inc.	32,226	603,915
*	Denali Therapeutics, Inc.	29,526	702,719
*	Eagle Pharmaceuticals, Inc.	9,039	398,891
	Encompass Health Corp.	17,462	1,201,909
	Ensign Group, Inc.	47,396	3,807,321
*	Evolent Health, Inc., Class A	61,978	1,705,635
*	Exelixis, Inc.	35,078	783,642
*	Glaukos Corp.	6,856	324,220
*	Globus Medical, Inc., Class A	12,923	855,761
*	Haemonetics Corp.	34,866	1,766,660
*	Halozyme Therapeutics, Inc.	87,904	3,507,370
*	Hanger, Inc.	33,809	555,820
#*	Harmony Biosciences Holdings, Inc.	29,190	1,314,718
*	Harvard Bioscience, Inc.	33,977	177,360
*	HealthEquity, Inc.	3,793	236,380
#*	Heska Corp.	6,210	682,106
*	ICU Medical, Inc.	8,020	1,716,200
#*	InfuSystem Holdings, Inc.	16,333	129,521
#*	Innoviva, Inc.	64,844	1,106,239
*	Integra LifeSciences Holdings Corp.	58,014	3,548,136
	iRadimed Corp.	1,300	42,783
*	Ironwood Pharmaceuticals, Inc.	127,440	1,529,280
*	Joint Corp.	16,468	502,603
*	Lantheus Holdings, Inc.	52,771	3,504,522
#	LeMaitre Vascular, Inc.	21,356	922,793
*	LHC Group, Inc.	7,529	1,248,685
*	MEDNAX, Inc.	51,941	961,947
*	Medpace Holdings, Inc.	35,599	4,754,958
*	Meridian Bioscience, Inc.	18,905	483,779
*	Merit Medical Systems, Inc.	51,387	3,186,508
#	Mesa Laboratories, Inc.	2,682	572,956

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	ModivCare, Inc.	13,661	$1,420,334
	National Research Corp.	22,403	768,423
*	Neogen Corp.	77,215	2,038,476
*	NextGen Healthcare, Inc.	7,782	146,691
*	NuVasive, Inc.	48,305	2,484,809
#*	Omnicell, Inc.	14,794	1,615,061
*	Option Care Health, Inc.	111,272	3,324,807
#*	Organogenesis Holdings, Inc.	28,742	185,098
#*	OrthoPediatrics Corp.	196	8,836
	Owens & Minor, Inc.	76,867	2,728,010
*	Pacira BioSciences, Inc.	38,115	2,842,236
	Patterson Cos., Inc.	95,709	2,944,966
*	Pennant Group, Inc.	22,373	366,693
	Phibro Animal Health Corp., Class A	16,037	288,506
*	Prothena Corp. PLC	4,143	120,810
*	Quidel Corp.	18,166	1,827,863
*	R1 RCM, Inc.	213,310	4,803,741
*	RadNet, Inc.	59,070	1,151,865
	Select Medical Holdings Corp.	123,351	2,788,966
*	Semler Scientific, Inc.	1,124	51,693
#*	SIGA Technologies, Inc.	53,496	367,517
*	Sotera Health Co.	9,559	194,812
#*	Surgery Partners, Inc.	48,366	2,474,405
*	Surmodics, Inc.	14,300	552,838
*	Tenet Healthcare Corp.	39,915	2,894,237
*	Tivity Health, Inc.	38,531	1,238,001
#	U.S. Physical Therapy, Inc.	13,774	1,429,328
	Utah Medical Products, Inc.	3,464	293,020

TOTAL HEALTH CARE			107,400,564

INDUSTRIALS — (22.3%)
	AAON, Inc.	51,840	2,526,682
	Acuity Brands, Inc.	2,630	453,622
	Advanced Drainage Systems, Inc.	14,790	1,515,383
*	Aerojet Rocketdyne Holdings, Inc.	76,717	3,067,146
*	AeroVironment, Inc.	18,211	1,462,708
	Alamo Group, Inc.	9,814	1,240,882
	Albany International Corp., Class A	29,048	2,272,135
*	Allegiant Travel Co.	9,326	1,447,302
	Allied Motion Technologies, Inc.	12,391	301,597
	Allison Transmission Holdings, Inc.	89,446	3,348,858
*	Alta Equipment Group, Inc.	3,076	34,605
#*	Ameresco, Inc., Class A.	18,626	939,495
	Applied Industrial Technologies, Inc.	30,031	3,143,945
	Armstrong World Industries, Inc.	45,300	3,835,098
*	ASGN, Inc.	34,305	3,891,902
*	Atkore, Inc.	57,427	5,518,735
*	AZEK Co., Inc.	31,548	670,080
	Barrett Business Services, Inc.	5,141	369,998
*	BlueLinx Holdings, Inc.	344	22,934
	Brady Corp., Class A	35,840	1,603,840
	Brink’s Co.	45,238	2,666,780
	BWX Technologies, Inc.	55,743	2,894,177
*	Casella Waste Systems, Inc., Class A	49,128	4,040,287
*	CBIZ, Inc.	27,100	1,135,219
#*	Chart Industries, Inc.	1,346	227,232
*	Cimpress PLC	13,862	700,170
*	CIRCOR International, Inc.	10,600	208,290
*	Clean Harbors, Inc.	47,902	5,026,357

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	35,901	$3,030,762
*	Construction Partners, Inc., Class A	36,054	930,554
	CRA International, Inc.	2,442	201,148
	Crane Co.	22,593	2,174,124
	CSW Industrials, Inc.	13,247	1,397,691
	Curtiss-Wright Corp.	2,607	372,566
*	Daseke, Inc.	46,319	389,080
	Deluxe Corp.	14,106	381,990
*	DLH Holdings Corp.	1,421	21,457
	Donaldson Co., Inc.	30,376	1,489,639
	Douglas Dynamics, Inc.	20,022	619,881
*	Dycom Industries, Inc.	15,988	1,357,541
	EMCOR Group, Inc.	5,190	552,631
*	Energy Recovery, Inc.	23,853	441,758
	Enerpac Tool Group Corp.	42,349	850,368
*	Evoqua Water Technologies Corp.	116,876	4,872,560
	Exponent, Inc.	49,829	4,774,116
	Federal Signal Corp.	61,934	2,107,614
#*	Fluor Corp.	56,218	1,391,395
*	Forrester Research, Inc.	19,419	1,081,444
	Forward Air Corp.	25,727	2,494,747
*	Franklin Covey Co.	13,754	551,123
	Franklin Electric Co., Inc.	36,379	2,544,347
*	FTI Consulting, Inc.	23,399	3,690,256
	Global Industrial Co.	39,361	1,214,680
	Gorman-Rupp Co.	24,596	783,629
	GrafTech International Ltd.	45,136	409,835
*	Great Lakes Dredge & Dock Corp.	12,300	169,863
*	GXO Logistics, Inc.	800	47,352
	H&E Equipment Services, Inc.	36,573	1,297,610
#	Healthcare Services Group, Inc.	2,930	50,074
	Heidrick & Struggles International, Inc.	700	22,372
	Helios Technologies, Inc.	26,551	1,783,696
	Herc Holdings, Inc.	26,530	3,391,065
	Hexcel Corp.	4,924	267,669
	Hillenbrand, Inc.	18,827	768,518
	HNI Corp.	12,343	439,905
	Huntington Ingalls Industries, Inc.	758	161,257
*	Huttig Building Products, Inc.	21,600	230,688
*	IAA, Inc.	53,746	1,969,791
*	IES Holdings, Inc.	17,612	516,032
	Insperity, Inc.	31,496	3,340,151
	Insteel Industries, Inc.	4,700	199,374
	ITT, Inc.	18,412	1,292,891
	John Bean Technologies Corp.	28,533	3,363,755
	Kadant, Inc.	10,542	1,950,270
	KBR, Inc.	10,132	498,798
	Kforce, Inc.	26,583	1,862,139
	Landstar System, Inc.	33,066	5,121,923
*	Lawson Products, Inc.	7,997	303,806
	Lincoln Electric Holdings, Inc.	7,036	947,960
	Lindsay Corp.	10,174	1,375,016
	Luxfer Holdings PLC	2,117	34,168
*	Masonite International Corp.	22,502	1,744,355
*	MasTec, Inc.	4,588	330,382
*	Mastech Digital, Inc.	600	11,052
	Matson, Inc.	20,785	1,787,926
	McGrath RentCorp.	6,058	505,601
*	Meritor, Inc.	25,032	898,899

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	MRC Global, Inc.	3,365	$40,346
	MSA Safety, Inc.	25,672	3,098,354
	MSC Industrial Direct Co., Inc., Class A	37,066	3,071,289
	Mueller Industries, Inc.	22,684	1,228,339
	Mueller Water Products, Inc., Class A	162,317	1,952,673
*	MYR Group, Inc.	14,350	1,134,941
*	NV5 Global, Inc.	4,859	582,108
#	Omega Flex, Inc.	9,245	1,026,195
*	PAM Transportation Services, Inc.	15,322	465,636
	Pitney Bowes, Inc.	175,700	925,939
*	RBC Bearings, Inc.	3,514	591,582
#*	RCM Technologies, Inc.	3,400	59,432
	Regal Rexnord Corp.	6,056	770,565
*	Saia, Inc.	20,737	4,270,993
#	Science Applications International Corp.	34,181	2,844,885
	Shyft Group, Inc.	35,536	905,102
	Simpson Manufacturing Co., Inc.	38,477	3,988,911
*	SiteOne Landscape Supply, Inc.	21,072	2,971,784
*	SP Plus Corp.	12,283	350,065
*	SPX Corp.	246	10,307
	Tecnoglass, Inc.	32,155	718,021
	Tennant Co.	19,046	1,229,991
	Terex Corp.	14,612	496,808
	Tetra Tech, Inc.	30,282	4,217,677
*	Titan International, Inc.	12,311	170,630
*	TPI Composites, Inc.	16,079	183,944
*	Transcat, Inc.	7,644	558,012
*	Trex Co., Inc.	7,062	410,938
*	TriNet Group, Inc.	58,213	5,163,493
	Trinity Industries, Inc.	5,800	160,892
	UFP Industries, Inc.	4,674	361,627
	Valmont Industries, Inc.	15,121	3,762,256
*	Veritiv Corp.	6,479	910,559
*	Vicor Corp.	16,633	1,006,629
	Watts Water Technologies, Inc., Class A	19,907	2,537,346
*	Welbilt, Inc.	67,066	1,584,099
	Woodward, Inc.	12,864	1,421,215
*	XPO Logistics, Inc.	16,500	887,535
	Zurn Water Solutions Corp.	100,630	3,141,669

TOTAL INDUSTRIALS			190,589,540

INFORMATION TECHNOLOGY — (16.8%)
#*	3D Systems Corp.	584	6,623
	A10 Networks, Inc.	54,254	774,747
*	ACI Worldwide, Inc.	89,696	2,477,403
*	ACM Research, Inc., Class A	12,825	193,786
	Advanced Energy Industries, Inc.	36,397	2,785,098
*	Alarm.com Holdings, Inc.	23,338	1,425,485
*	Alpha & Omega Semiconductor Ltd.	700	30,030
*	Ambarella, Inc.	332	27,251
	American Software, Inc., Class A	24,243	414,555
*	Appfolio, Inc., Class A	7,032	730,343
*	Avaya Holdings Corp.	68,757	636,002
*	Axcelis Technologies, Inc.	17,594	957,993
	Badger Meter, Inc.	35,327	2,850,536
	Belden, Inc.	6,430	331,981
*	Blackbaud, Inc.	47,974	2,782,972
*	Box, Inc., Class A	64,927	1,988,065
*	Calix, Inc.	45,413	1,812,433

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cambium Networks Corp.	10,267	$156,777
*	Cantaloupe, Inc.	3,937	21,535
#*	Casa Systems, Inc.	68,379	335,057
	CDK Global, Inc.	10,537	573,318
*	CEVA, Inc.	20,089	730,034
*	ChannelAdvisor Corp.	3,274	47,506
*	Cirrus Logic, Inc.	45,006	3,411,455
*	Clearfield, Inc.	12,807	745,752
	CMC Materials, Inc.	17,936	3,208,930
*	Coherent, Inc.	17,077	4,574,928
*	CommScope Holding Co., Inc.	86,686	522,717
*	CommVault Systems, Inc.	27,280	1,664,080
*	Consensus Cloud Solutions, Inc.	14,019	739,082
#*	Corsair Gaming, Inc.	532	8,049
	CSG Systems International, Inc.	35,046	2,154,278
*	CyberOptics Corp.	6,798	288,303
*	Diodes, Inc.	40,828	2,981,669
*	Duck Creek Technologies, Inc.	13,553	215,899
*	eGain Corp.	28,163	291,487
#*	Envestnet, Inc.	23,414	1,864,691
	EVERTEC, Inc.	75,014	2,955,552
*	ExlService Holdings, Inc.	32,295	4,396,964
*	Extreme Networks, Inc.	79,613	764,285
*	Fabrinet	38,187	3,749,581
*	FARO Technologies, Inc.	10,320	353,873
*	FormFactor, Inc.	76,625	2,920,179
	Hackett Group, Inc.	32,838	771,365
*	Harmonic, Inc.	98,571	818,139
#*	I3 Verticals, Inc., Class A	9,040	248,148
*	Identiv, Inc.	953	11,617
	Information Services Group, Inc.	2,862	17,945
#*	Innodata, Inc.	22,190	161,765
*	International Money Express, Inc.	6,512	129,393
	Jabil, Inc.	43,246	2,496,592
#	Kulicke & Soffa Industries, Inc.	49,298	2,287,920
*	Lattice Semiconductor Corp.	58,186	2,795,255
	Littelfuse, Inc.	11,347	2,601,300
#*	Lumentum Holdings, Inc.	10,918	886,651
#*	Luna Innovations, Inc.	20,786	114,739
*	MACOM Technology Solutions Holdings, Inc.	50,545	2,575,268
	Maximus, Inc.	39,086	2,848,588
*	MaxLinear, Inc.	49,236	2,356,927
*	Mimecast Ltd.	51,066	4,068,939
#*	Mitek Systems, Inc.	39,938	446,107
*	N-Able, Inc.	2,063	20,630
#*	Napco Security Technologies, Inc.	44,416	777,280
	National Instruments Corp.	50,890	1,839,165
*	NCR Corp.	123,381	4,322,036
*	Novanta, Inc.	24,101	3,101,799
#	NVE Corp.	4,345	201,521
*	OSI Systems, Inc.	13,944	1,102,970
*	PDF Solutions, Inc.	25,720	597,990
*	Perficient, Inc.	32,190	3,200,008
	Power Integrations, Inc.	27,633	2,210,640
#	Progress Software Corp.	48,759	2,339,457
*	Qualys, Inc.	38,512	5,248,415
#*	Rambus, Inc.	8,848	220,404
*	Rogers Corp.	7,209	1,951,620
#*	Sabre Corp.	9,919	103,852

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Sapiens International Corp. NV	35,059	$814,771
*	Semtech Corp.	15,823	943,051
#*	ShotSpotter, Inc.	7,497	205,793
*	Silicon Laboratories, Inc.	78	10,523
#*	SMART Global Holdings, Inc.	45,160	1,023,326
*	SPS Commerce, Inc.	11,823	1,414,385
	Switch, Inc., Class A	110,252	3,292,125
*	Synaptics, Inc.	27,127	4,026,732
*	Teradata Corp.	103,961	4,298,787
	TTEC Holdings, Inc.	44,552	3,288,383
#*	Tucows, Inc., Class A	852	49,092
#*	Turtle Beach Corp.	354	5,891
*	Verint Systems, Inc.	19,865	1,083,834
#*	Verra Mobility Corp.	161,926	2,271,822
*	Viavi Solutions, Inc.	211,010	3,025,883
*	Vonage Holdings Corp.	194,881	3,889,825
	Vontier Corp.	55,038	1,410,073
*	WEX, Inc.	309	51,368

TOTAL INFORMATION TECHNOLOGY			143,881,393

MATERIALS — (7.4%)
*	Allegheny Technologies, Inc.	58,647	1,594,025
*	Alpha Metallurgical Resources, Inc.	15,376	2,379,282
	Avient Corp.	2,617	128,861
*	Axalta Coating Systems Ltd.	91,469	2,320,569
	Balchem Corp.	19,287	2,376,158
#*	Bioceres Crop Solutions Corp.	1,438	20,995
	Cabot Corp.	59,523	3,919,590
*	Century Aluminum Co.	45,197	762,473
	Chase Corp.	7,970	672,349
	Chemours Co.	142,303	4,705,960
#	Compass Minerals International, Inc.	32,650	1,930,595
	Eagle Materials, Inc.	34,414	4,243,935
	Graphic Packaging Holding Co.	249,088	5,430,118
	Hawkins, Inc.	11,882	442,961
*	Ingevity Corp.	37,148	2,225,165
#*	Livent Corp.	140,543	3,001,999
	Louisiana-Pacific Corp.	89,528	5,776,347
*	LSB Industries, Inc.	39,193	839,122
	Myers Industries, Inc.	38,193	837,573
	NewMarket Corp.	5,262	1,708,098
*	O-I Glass, Inc.	169,851	2,289,592
	Olin Corp.	5,482	314,667
	Orion Engineered Carbons SA	23,843	360,029
*	Ranpak Holdings Corp.	3,337	50,322
	Ryerson Holding Corp.	31,819	1,171,257
#	Scotts Miracle-Gro Co.	14,848	1,543,153
	Sensient Technologies Corp.	31,254	2,644,088
	Silgan Holdings, Inc.	90,412	4,011,580
	Sonoco Products Co.	16,721	1,035,197
*	Sylvamo Corp.	6,891	307,683
	Tredegar Corp.	24,300	278,235
	Trinseo PLC	24,116	1,144,304
	Valvoline, Inc.	82,413	2,491,345

TOTAL MATERIALS			62,957,627

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (0.8%)
#* Cushman & Wakefield PLC	119,835	$2,145,047
Douglas Elliman, Inc.	8,313	50,377
# eXp World Holdings, Inc.	6,677	89,405
Marcus & Millichap, Inc.	12,280	550,021
Newmark Group, Inc., Class A	148,155	1,800,083
RMR Group, Inc., Class A	7,719	210,574
St. Joe Co.	44,401	2,362,577

TOTAL REAL ESTATE		7,208,084

UTILITIES — (0.0%)
New Jersey Resources Corp.	3,735	161,203
# Ormat Technologies, Inc.	666	51,748

TOTAL UTILITIES		212,951

TOTAL COMMON STOCKS		796,417,759

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	66,691

TOTAL INVESTMENT SECURITIES (Cost $578,753,149)		796,484,450

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 0.290%	4,113,038	4,113,038

SECURITIES LENDING COLLATERAL — (6.3%)
@§ The DFA Short Term Investment Fund	4,657,306	53,871,053

TOTAL INVESTMENTS — (100.0%) (Cost $636,728,876)		$854,468,541

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,394,486	—	—	$20,394,486
Consumer Discretionary	136,276,642	—	—	136,276,642
Consumer Staples	48,753,906	—	—	48,753,906
Energy	25,037,190	—	—	25,037,190
Financials	53,705,376	—	—	53,705,376
Health Care	107,400,564	—	—	107,400,564
Industrials	190,589,540	—	—	190,589,540
Information Technology	143,881,393	—	—	143,881,393
Materials	62,957,627	—	—	62,957,627
Real Estate	7,208,084	—	—	7,208,084
Utilities	212,951	—	—	212,951
Preferred Stocks
Communication Services	66,691	—	—	66,691
Temporary Cash Investments	4,113,038	—	—	4,113,038
Securities Lending Collateral	—	$53,871,053	—	53,871,053

TOTAL	$800,597,488	$53,871,053	—	$854,468,541

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (7.6%)
	ALS Ltd.	36,559	$331,045
	Altium Ltd.	2,100	47,307
	ARB Corp. Ltd.	2,200	60,979
	Aristocrat Leisure Ltd.	16,326	378,801
	BHP Group Ltd.	237,336	7,937,636
#	BHP Group Ltd., Sponsored ADR	125,138	8,381,743
	Brambles Ltd.	256,318	1,892,733
#	Breville Group Ltd.	4,176	69,207
	Carsales.com Ltd.	30,329	447,749
	Champion Iron Ltd.	9,571	48,518
	Cochlear Ltd.	2,915	469,511
	Coles Group Ltd.	162,712	2,139,444
	Computershare Ltd.	55,754	982,947
	CSL Ltd.	28,942	5,523,584
	Domino’s Pizza Enterprises Ltd.	11,260	590,262
	Eagers Automotive Ltd.	12,856	118,832
	Endeavour Group Ltd.	92,303	505,272
	Evolution Mining Ltd.	89,125	252,188
	Fortescue Metals Group Ltd.	152,105	2,298,774
	IDP Education Ltd.	8,238	152,827
	Iluka Resources Ltd.	37,801	296,092
	James Hardie Industries PLC	57,493	1,657,422
	JB Hi-Fi Ltd.	26,500	981,463
*	Lynas Rare Earths Ltd.	32,857	206,183
	Macquarie Group Ltd.	201	28,937
	Magellan Financial Group Ltd.	6,891	77,958
	Medibank Pvt Ltd.	262,281	589,383
	Metcash Ltd.	101,869	341,971
	Mineral Resources Ltd.	27,873	1,132,570
	Nine Entertainment Co. Holdings Ltd.	97,912	183,515
	OZ Minerals Ltd.	3,054	53,011
	Premier Investments Ltd.	4,252	75,345
	Pro Medicus Ltd.	6,642	217,218
*	Qantas Airways Ltd.	112,615	436,363
	Ramsay Health Care Ltd.	32,804	1,861,536
	REA Group Ltd.	4,380	392,395
	Sonic Healthcare Ltd.	3,405	87,938
	Steadfast Group Ltd.	11,585	41,942
	Telstra Corp. Ltd.	430,771	1,222,807
	Wesfarmers Ltd.	66,689	2,307,644
	Woolworths Group Ltd.	87,688	2,372,229

TOTAL AUSTRALIA			47,193,281

AUSTRIA — (0.1%)
	OMV AG	14,084	719,941
	Verbund AG	1,742	186,201

TOTAL AUSTRIA			906,142

BELGIUM — (0.7%)
#	Anheuser-Busch InBev SA	27,797	1,599,426
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	103,123
	Etablissements Franz Colruyt NV	3,589	131,791
	Proximus SADP	1,574	27,511
	Solvay SA	17	1,599

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	UCB SA	9,588	$1,089,893
#	Umicore SA	35,303	1,357,169

TOTAL BELGIUM			4,310,512

CANADA — (11.3%)
#	Agnico Eagle Mines Ltd.	57,322	3,337,648
	Alimentation Couche-Tard, Inc.	78,133	3,478,322
	ARC Resources Ltd.	49,100	680,708
*	Aritzia, Inc.	400	14,245
#*	Bausch Health Cos., Inc.	16,760	318,608
#	BCE, Inc.	11,285	600,000
	Brookfield Asset Management, Inc., Class A	25,365	1,264,699
#*	CAE, Inc.	18,040	428,991
	Canadian National Railway Co.	41,022	4,825,008
	Canadian Natural Resources Ltd.	75,289	4,658,130
#	Canadian Pacific Railway Ltd.	44,040	3,224,358
#	Canadian Tire Corp. Ltd., Class A	8,326	1,146,838
	CCL Industries, Inc., Class B	18,613	811,516
*	CGI, Inc.	27,129	2,163,154
	Constellation Software, Inc.	3,145	4,949,816
*	Descartes Systems Group, Inc.	2,513	156,183
	Dollarama, Inc.	31,434	1,747,570
	Empire Co. Ltd., Class A	31,487	1,039,967
	Finning International, Inc.	17,300	486,687
	First Quantum Minerals Ltd.	36,600	1,049,296
	FirstService Corp.	5,414	675,059
#	Franco-Nevada Corp.	4,148	627,142
	George Weston Ltd.	11,782	1,465,768
	Gildan Activewear, Inc.	16,834	570,336
	Intact Financial Corp.	10,378	1,451,862
#	Keyera Corp.	13,200	327,470
	Loblaw Cos. Ltd.	25,231	2,307,940
	Magna International, Inc.	3,400	204,918
	Metro, Inc.	22,140	1,216,904
	National Bank of Canada	18,040	1,259,914
	Northland Power, Inc.	22,068	666,000
	Nutrien Ltd.	28,600	2,809,950
	Open Text Corp.	40,498	1,621,944
#	Pan American Silver Corp.	12,916	320,061
	Parkland Corp.	3,085	87,628
	Premium Brands Holdings Corp.	900	73,477
#	Quebecor, Inc., Class B	26,710	628,532
#	Restaurant Brands International, Inc.	24,613	1,405,739
	Ritchie Bros Auctioneers, Inc.	8,111	446,768
	Rogers Communications, Inc.,Class B	51,585	2,809,753
	Royal Bank of Canada.	22,082	2,230,860
	Shaw Communications, Inc., Class B	52,573	1,565,624
	Stantec, Inc.	9,227	423,552
	TC Energy Corp.	43,377	2,294,610
	TFI International, Inc.	8,581	690,323
	Thomson Reuters Corp.	10,296	1,029,188
	Toromont Industries Ltd.	12,204	1,074,340
	Toronto-Dominion Bank.	2,500	180,600
	Waste Connections, Inc.	8,487	1,171,005
#	Wheaton Precious Metals Corp.	9,751	437,430
	WSP Global, Inc.	13,738	1,602,170

TOTAL CANADA			70,058,611

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (0.0%)
Ω	JS Global Lifestyle Co. Ltd.	30,500	$36,182

DENMARK — (2.9%)
	Coloplast AS, Class B	7,523	1,013,564
	Novo Nordisk AS, Class B	146,610	16,746,707
	Pandora AS	3,699	324,796

TOTAL DENMARK			18,085,067

FINLAND — (1.0%)
	Elisa Oyj	23,831	1,397,006
	Kesko Oyj, Class A	18,062	424,123
	Kesko Oyj, Class B	40,258	1,013,554
	Kone Oyj, Class B	28,096	1,350,791
	Metso Outotec Oyj	38,639	329,009
	Neste Oyj	29,406	1,261,777
	Sampo Oyj, Class A	3,703	179,808

TOTAL FINLAND			5,956,068

FRANCE — (9.3%)
	Air Liquide SA	31,945	5,526,749
	Airbus SE	60,661	6,640,671
	BioMerieux	751	71,497
	Bureau Veritas SA	59,188	1,700,276
	Capgemini SE	12,866	2,619,247
	Danone SA	2,300	139,084
	Dassault Systemes SE	4,908	217,053
	Eurofins Scientific SE	27,879	2,591,012
Ω	Euronext NV	1,351	108,245
	Hermes International	2,935	3,619,022
	Ipsen SA	7,521	779,655
	Kering SA	6,880	3,660,658
Ω	La Francaise des Jeux SAEM	4,232	158,027
	Legrand SA	35,691	3,162,728
	L’Oreal SA	2,284	830,942
	LVMH Moet Hennessy Louis Vuitton SE	22,088	14,293,918
	Sartorius Stedim Biotech	3,652	1,195,041
	SEB SA	4,309	517,456
	Sodexo SA	1,655	124,498
	STMicroelectronics NV	82,378	3,043,633
	STMicroelectronics NV	4,346	159,151
	Teleperformance	9,381	3,366,945
	Thales SA	18,476	2,365,388
*	Ubisoft Entertainment SA	17,810	805,242

TOTAL FRANCE.			57,696,138

GERMANY — (6.8%)
	Adidas AG	13,494	2,721,189
	Bechtle AG	10,275	474,805
	Brenntag SE	26,013	2,007,253
	Carl Zeiss Meditec AG	2,272	285,374
*	CTS Eventim AG & Co. KGaA	1,115	76,529
	Deutsche Boerse AG	17,427	3,033,945
	Deutsche Post AG	103,523	4,422,757
	Deutsche Telekom AG	347,287	6,397,426
	E.ON SE	485,013	5,047,509
	GEA Group AG	12,238	476,382
Ω	Hapag-Lloyd AG	4,736	1,885,339
#*	HelloFresh SE	19,519	822,808

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Infineon Technologies AG	81,170	$2,303,865
	KION Group AG	12,151	675,911
	Knorr-Bremse AG	9,815	699,953
	Merck KGaA	6,392	1,185,890
	Nemetschek SE	9,636	764,658
	Puma SE	9,223	678,615
#*,*	QIAGEN NV	1,755	79,859
	Rational AG	599	365,417
	Rheinmetall AG	3,965	893,806
	SAP SE, Sponsored ADR	5,177	521,842
	SAP SE	31,288	3,170,912
Ω	Siemens Healthineers AG	10,945	585,229
	Symrise AG	13,281	1,580,363
	Wacker Chemie AG	3,043	482,827
#*Ω	Zalando SE	15,241	599,676

TOTAL GERMANY			42,240,139

HONG KONG — (2.0%)
	AIA Group Ltd.	341,800	3,357,760
Ω	Budweiser Brewing Co. APAC Ltd.	20,800	51,754
	Chow Tai Fook Jewellery Group Ltd.	261,400	438,295
	HKT Trust & HKT Ltd.	497,000	711,855
	Hong Kong Exchanges & Clearing Ltd.	89,890	3,813,042
	L’Occitane International SA	6,250	19,591
	Man Wah Holdings Ltd.	120,400	112,686
	Orient Overseas International Ltd.	16,500	455,302
	Prada SpA	73,700	458,572
	SITC International Holdings Co. Ltd.	115,000	382,314
	Techtronic Industries Co. Ltd.	123,500	1,648,490
	Xinyi Glass Holdings Ltd.	418,000	924,955

TOTAL HONG KONG			12,374,616

IRELAND — (0.5%)
	Kerry Group PLC, Class A	5,616	619,808
	Kingspan Group PLC	11,512	1,071,618
	Smurfit Kappa Group PLC	34,029	1,437,922

TOTAL IRELAND			3,129,348

ISRAEL — (0.5%)
	Bezeq The Israeli Telecommunication Corp. Ltd.	98,235	155,731
*	Delek Group Ltd.	688	113,762
	Elbit Systems Ltd.	1,932	415,021
	ICL Group Ltd.	32,913	356,918
	Mizrahi Tefahot Bank Ltd.	9,823	363,350
#*	Nice Ltd., Sponsored ADR	1,919	396,101
*	Nova Ltd.	1,973	189,200
#	Shapir Engineering & Industry Ltd.	10,838	101,402
*	Shikun & Binui Ltd.	23,045	135,861
	Strauss Group Ltd.	4,186	111,896
*	Tower Semiconductor Ltd.	14,320	689,664

TOTAL ISRAEL			3,028,906

ITALY — (1.9%)
	Amplifon SpA	17,795	709,929
	CNH Industrial NV	61,000	864,143
	DiaSorin SpA	1,542	201,989
	Enel SpA	407,303	2,648,648

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Eni SpA	63,171	$883,054
	Ferrari NV	12,604	2,648,320
	FinecoBank Banca Fineco SpA	12,945	179,953
*	Iveco Group NV	27,288	160,547
	Moncler SpA	29,895	1,557,341
	Recordati Industria Chimica e Farmaceutica SpA	14,507	699,069
	Snam SpA	153,273	840,641
	Stellantis NV	4,400	58,828

TOTAL ITALY			11,452,462

JAPAN — (19.0%)
	Advantest Corp.	30,600	2,088,391
	Aeon Co. Ltd.	55,400	1,052,891
	Ajinomoto Co., Inc.	35,600	924,943
#	Anritsu Corp.	13,500	169,756
	As One Corp.	400	21,237
	Asahi Intecc Co. Ltd.	21,900	423,194
	Asics Corp.	9,200	145,146
	Bandai Namco Holdings, Inc.	14,200	961,381
	BayCurrent Consulting, Inc.	2,200	721,308
	Benefit One, Inc.	11,300	171,335
	BIPROGY, Inc.	16,800	424,451
	Calbee, Inc.	8,400	150,464
	Capcom Co. Ltd.	32,400	854,942
	Chugai Pharmaceutical Co. Ltd.	55,200	1,654,076
	Cosmos Pharmaceutical Corp.	2,900	267,344
	Create SD Holdings Co. Ltd.	2,400	54,895
	CyberAgent, Inc.	77,600	819,833
#	Daifuku Co. Ltd.	7,751	476,598
	Daikin Industries Ltd.	14,000	2,139,446
	Daito Trust Construction Co. Ltd.	16,300	1,569,883
	Disco Corp.	3,200	783,201
	Fancl Corp.	6,800	130,173
	Fast Retailing Co. Ltd.	5,000	2,302,029
	Food & Life Cos. Ltd.	18,400	436,643
	FP Corp.	7,800	176,415
	Fuji Electric Co. Ltd.	9,500	416,582
	Fuji Kyuko Co. Ltd.	1,799	56,928
	Fujitsu General Ltd.	200	3,555
	Fujitsu Ltd.	20,500	3,098,558
	GMO internet, Inc.	13,800	275,795
	GMO Payment Gateway, Inc.	7,700	646,029
	Goldwin, Inc.	3,500	175,551
	Hakuhodo DY Holdings, Inc.	28,200	332,804
	Hamamatsu Photonics KK	5,700	255,036
	Hikari Tsushin, Inc.	329	38,524
	Hitachi Ltd.	11,800	559,632
	Hitachi Transport System Ltd.	4,700	308,506
	Hoya Corp.	21,900	2,173,402
	Ibiden Co. Ltd.	9,000	336,347
	Information Services International-Dentsu Ltd.	1,800	51,693
	Internet Initiative Japan, Inc.	8,900	277,780
#	Ito En Ltd.	8,100	332,874
	ITOCHU Corp.	2,500	75,452
	Itochu Techno-Solutions Corp.	11,700	273,965
	Japan Exchange Group, Inc.	56,900	847,264
	Japan Tobacco, Inc.	64,600	1,098,961
	JCR Pharmaceuticals Co. Ltd.	8,200	152,396
	Justsystems Corp.	4,500	195,585

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kakaku.com, Inc.	23,100	$483,756
	Kao Corp.	44,000	1,763,453
	Katitas Co. Ltd.	7,700	179,617
	KDDI Corp.	199,200	6,596,446
	Keyence Corp.	2,700	1,085,411
	Kikkoman Corp.	10,600	595,732
	Kirin Holdings Co. Ltd.	4,100	59,769
	Kobe Bussan Co. Ltd.	21,000	511,965
	Koito Manufacturing Co. Ltd.	2,800	102,745
	Konami Holdings Corp.	9,800	602,635
	Kubota Corp.	2,600	44,171
	Kurita Water Industries Ltd.	8,100	276,342
	Kusuri no Aoki Holdings Co. Ltd.	3,000	132,912
#	Lasertec Corp.	11,200	1,496,335
	Lawson, Inc.	12,800	470,786
	M3, Inc.	32,000	1,021,886
	MatsukiyoCocokara & Co.	1,700	56,194
	McDonald’s Holdings Co. Japan Ltd.	7,600	301,514
	MEIJI Holdings Co. Ltd.	16,300	812,504
	Menicon Co. Ltd.	2,800	59,806
#	Minebea Mitsumi, Inc.	66,900	1,283,554
	MISUMI Group, Inc.	27,200	682,021
	Mitsui High-Tec, Inc.	3,000	259,157
#	MonotaRO Co. Ltd.	46,200	793,626
	Murata Manufacturing Co. Ltd.	34,300	2,044,537
	NET One Systems Co. Ltd.	10,800	257,718
	Nichirei Corp.	18,700	343,341
	Nidec Corp.	8,100	523,657
	Nifco, Inc.	6,500	137,240
	Nihon Kohden Corp.	1,600	38,410
	Nihon M&A Center Holdings, Inc.	53,000	652,632
	Nintendo Co. Ltd.	8,600	3,924,960
	Nippon Sanso Holdings Corp.	32,400	583,054
	Nippon Shinyaku Co. Ltd.	1,300	87,924
	Nippon Yusen KK	5,400	389,578
	Nissan Chemical Corp.	18,200	961,371
	Nissin Foods Holdings Co. Ltd.	2,900	201,731
	Nitori Holdings Co. Ltd.	5,400	555,548
	Nitto Denko Corp.	10,900	731,618
	NOF Corp.	2,900	108,850
	Nomura Research Institute Ltd.	23,730	670,999
	NS Solutions Corp.	1,100	32,817
	NTT Data Corp.	67,000	1,235,340
	Obic Co. Ltd.	1,300	192,061
	Olympus Corp.	102,000	1,795,314
	Ono Pharmaceutical Co. Ltd.	3,100	79,641
	Open House Group Co. Ltd.	15,400	595,898
	Oracle Corp.	4,400	282,750
	Otsuka Corp.	12,800	419,483
	Pan Pacific International Holdings Corp.	48,900	748,823
*	Park24 Co. Ltd.	23,500	334,652
#*	PeptiDream, Inc.	4,200	67,741
	Persol Holdings Co. Ltd.	41,500	823,345
	Pigeon Corp.	10,200	173,961
	Rakus Co. Ltd.	7,900	96,820
	Recruit Holdings Co. Ltd.	106,600	3,867,618
	Relo Group, Inc.	18,500	264,265
*	Renesas Electronics Corp.	130,700	1,395,610
	Rohto Pharmaceutical Co. Ltd.	7,500	200,284

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ryohin Keikaku Co. Ltd.	43,700	$392,737
	SCREEN Holdings Co. Ltd.	6,600	539,413
	SCSK Corp.	27,000	429,254
	Seria Co. Ltd.	4,500	88,002
	Seven & I Holdings Co. Ltd.	40,500	1,790,784
	SG Holdings Co. Ltd.	58,500	1,030,927
	Sharp Corp.	49,500	418,834
*	SHIFT, Inc.	800	151,600
	Shimadzu Corp.	22,800	745,381
	Shimano, Inc.	3,700	655,582
	Shin-Etsu Chemical Co. Ltd.	19,000	2,611,256
	Shinko Electric Industries Co. Ltd.	11,000	474,156
	Ship Healthcare Holdings, Inc.	13,200	220,492
	Shiseido Co. Ltd.	14,100	666,527
	SHO-BOND Holdings Co. Ltd.	3,100	130,293
#	Skylark Holdings Co. Ltd.	50,300	596,844
	SMS Co. Ltd.	13,000	305,093
	Softbank Corp.	199,500	2,321,753
	Sohgo Security Services Co. Ltd.	5,200	144,450
	Sony Group Corp.	110,200	9,510,372
	Square Enix Holdings Co. Ltd.	8,000	319,406
	Sugi Holdings Co. Ltd.	3,600	154,298
	SUMCO Corp.	59,800	861,219
	Sundrug Co. Ltd.	9,500	221,180
	Suntory Beverage & Food Ltd.	12,500	492,513
	Sysmex Corp.	13,500	885,567
	Taiyo Yuden Co. Ltd.	31,700	1,245,412
	Takara Bio, Inc.	1,400	22,517
	TechnoPro Holdings, Inc.	20,100	511,909
	Terumo Corp.	24,000	714,363
	TIS, Inc.	23,700	532,287
#	Toei Animation Co. Ltd.	600	46,117
	Tokyo Electron Ltd.	13,700	5,780,666
	Toshiba Corp.	15,700	651,995
	Toshiba TEC Corp.	7,100	240,671
	TOTO Ltd.	13,399	451,530
	Trend Micro, Inc.	24,900	1,388,347
	Tsuruha Holdings, Inc.	3,800	194,211
	Unicharm Corp.	23,100	803,695
	USS Co. Ltd.	32,200	536,067
	Welcia Holdings Co. Ltd.	16,100	330,035
	West Holdings Corp.	100	3,944
#	Workman Co. Ltd.	2,000	68,290
	Yamato Holdings Co. Ltd.	13,500	252,612
	Yaoko Co. Ltd.	3,100	163,998
	Yaskawa Electric Corp.	16,600	563,660
	Zenkoku Hosho Co. Ltd.	9,400	329,904
	Zensho Holdings Co. Ltd.	16,600	391,464
	ZOZO, Inc.	24,900	521,343

TOTAL JAPAN			117,298,092

NETHERLANDS — (3.0%)
*Ω	Adyen NV	53	88,897
	ASML Holding NV	3,091	1,754,261
	ASML Holding NV	19,906	11,222,406
	Koninklijke KPN NV	76,753	264,843
	Stellantis NV	11,918	160,293
	Universal Music Group NV	73,182	1,698,291

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
	NETHERLANDS — (Continued)
	Wolters Kluwer NV	36,299	$3,665,573

	TOTAL NETHERLANDS		18,854,564

	NEW ZEALAND — (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	25,917	356,155
#	Mainfreight Ltd.	1,172	61,346
	Spark New Zealand Ltd.	249,144	787,965

	TOTAL NEW ZEALAND		1,205,466

	NORWAY — (1.0%)
	AF Gruppen ASA	3,894	78,580
#	Aker BP ASA	20,482	733,847
	Atea ASA	8,205	97,768
	Borregaard ASA	8,806	167,973
	Equinor ASA	59,064	1,996,338
	Gjensidige Forsikring ASA	9,295	198,722
	Kongsberg Gruppen ASA	5,608	240,878
	Mowi ASA	31,193	881,109
*	Nordic Semiconductor ASA	5,211	103,601
	Salmar ASA	3,163	258,827
	Telenor ASA	59,542	839,749
	Tomra Systems ASA	13,193	518,820
	Veidekke ASA	9,274	120,086

	TOTAL NORWAY		6,236,298

	PORTUGAL — (0.1%)
	Galp Energia SGPS SA	19,967	243,031
	Jeronimo Martins SGPS SA	14,536	302,591

	TOTAL PORTUGAL		545,622

	SINGAPORE — (0.8%)
	Dairy Farm International Holdings Ltd.	48,900	132,071
	DBS Group Holdings Ltd.	103,412	2,508,839
	Sembcorp Industries Ltd.	55,600	117,750
	Singapore Exchange Ltd.	144,600	1,017,455
	Singapore Technologies Engineering Ltd.	196,300	578,126
	Singapore Telecommunications Ltd.	15,500	30,889
	United Overseas Bank Ltd.	3,723	79,695
	Venture Corp. Ltd.	34,900	428,430

	TOTAL SINGAPORE		4,893,255

	SPAIN — (2.0%)
	Acciona SA	2,420	473,709
#	ACS Actividades de Construccion y Servicios SA	36,775	941,634
*Ω	Aena SME SA	728	103,310
*	Amadeus IT Group SA	10,127	634,587
Ω	Cellnex Telecom SA	15,908	741,476
	Endesa SA	49,310	1,033,412
	Ferrovial SA	37,636	965,143
	Grifols SA	30,104	504,204
	Iberdrola SA	206,550	2,373,425
	Industria de Diseno Textil SA	61,458	1,288,606
	Telefonica SA	641,712	3,121,699

	TOTAL SPAIN		12,181,205

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (2.4%)
	AAK AB	10,596	$183,849
#	AddLife AB, Class B	6,944	153,428
	AddTech AB, Class B	33,781	595,910
#	Alfa Laval AB	10,739	298,934
	Arjo AB, Class B	12,295	92,297
	Assa Abloy AB, Class B	46,634	1,178,541
	Atlas Copco AB, Class A	63,342	2,871,727
	Atlas Copco AB, Class B	37,577	1,487,214
	Avanza Bank Holding AB	18,298	463,337
#	Axfood AB	16,520	488,858
#	Beijer Ref AB, Class B	25,206	410,454
Ω	Bravida Holding AB	12,098	124,024
#	Elekta AB, Class B	45,561	306,866
#	Epiroc AB, Class A	38,561	781,750
	Epiroc AB, Class B	24,352	424,841
Ω	Evolution AB	977	100,238
	Getinge AB, Class B	14,730	426,106
#	H & M Hennes & Mauritz AB, Class B	65,664	826,649
	Indutrade AB	25,983	612,882
	Kindred Group PLC	38,599	338,412
	Lagercrantz Group AB, Class B	2,887	29,389
	Lifco AB, Class B	20,920	438,810
	Medicover AB, Class B	3,768	62,390
	Nibe Industrier AB, Class B	23,223	227,688
	Nolato AB, Class B	20,885	144,553
#	Sandvik AB	23,052	436,335
#	Sectra AB, Class B	17,151	216,366
	Sweco AB, Class B	19,191	270,845
*	Swedish Orphan Biovitrum AB	10,018	210,747
	Telefonaktiebolaget LM Ericsson, Class B	1,365	10,889
#Ω	Thule Group AB	13,879	481,422

TOTAL SWEDEN			14,695,751

SWITZERLAND — (9.4%)
	EMS-Chemie Holding AG	124	110,623
	Geberit AG	5,082	2,898,131
	Givaudan SA	483	1,919,694
	Kuehne + Nagel International AG	13,649	3,818,256
#	Logitech International SA	19,929	1,301,364
	Nestle SA	80,928	10,447,325
	Partners Group Holding AG	2,289	2,425,189
#	Roche Holding AG	2,118	850,897
	Roche Holding AG	54,937	20,371,393
	SGS SA	1,431	3,676,984
	Sika AG	20,244	6,183,692
	Sonova Holding AG	5,028	1,813,228
	Straumann Holding AG	1,670	196,879
	Temenos AG	14,830	1,497,026
Ω	VAT Group AG	989	305,909

TOTAL SWITZERLAND			57,816,590

UNITED KINGDOM — (13.5%)
	Admiral Group PLC	34,875	1,097,770
	Anglo American PLC	3,308	146,515
	Antofagasta PLC	8,141	155,851
	Ashtead Group PLC	91,718	4,742,484
	AstraZeneca PLC, Sponsored ADR	22,482	1,492,805
Ω	Auto Trader Group PLC	143,477	1,132,343

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
B&M European Value Retail SA	182,016	$1,115,228
BAE Systems PLC	329,605	3,044,448
Bunzl PLC	34,678	1,337,899
Burberry Group PLC	72,665	1,434,077
CNH Industrial NV	75,441	1,071,384
Compass Group PLC	2,565	54,119
Computacenter PLC	13,465	452,419
Croda International PLC	4,303	417,960
Diageo PLC, Sponsored ADR	23,354	4,639,973
Diageo PLC	14,605	728,627
Electrocomponents PLC	35,180	459,186
*†† Evraz PLC	83,618	0
Experian PLC	117,422	4,055,092
Ferguson PLC	20,621	2,586,835
* Frasers Group PLC	12,699	107,857
Games Workshop Group PLC	5,149	475,860
GlaxoSmithKline PLC, Sponsored ADR	172,845	7,826,422
Harbour Energy PLC	8,985	56,345
Hargreaves Lansdown PLC	46,044	527,128
HomeServe PLC	6,866	84,381
Howden Joinery Group PLC	93,938	889,359
IMI PLC	18,764	315,887
Imperial Brands PLC	213,938	4,453,233
Inchcape PLC	22,829	204,266
# InterContinental Hotels Group PLC, ADR	6,985	452,720
Intertek Group PLC	27,700	1,726,123
JD Sports Fashion PLC	513,395	845,908
Man Group PLC	134,727	392,665
Next PLC	24,843	1,860,757
Reckitt Benckiser Group PLC	18,556	1,447,100
RELX PLC, Sponsored ADR	13,140	386,973
RELX PLC	129,373	3,855,343
Rentokil Initial PLC	174,114	1,195,862
Rightmove PLC	159,472	1,225,877
Rio Tinto PLC	86,642	6,121,790
# Rio Tinto PLC, Sponsored ADR	43,071	3,063,209
Sage Group PLC	42,674	391,602
Softcat PLC	15,856	280,037
Spirax-Sarco Engineering PLC	7,219	1,089,315
SSE PLC	172,302	4,001,856
St. James’s Place PLC	80,029	1,286,033
Unilever PLC, Sponsored ADR	182,457	8,440,461
Unilever PLC	712	33,101

TOTAL UNITED KINGDOM		83,202,485

TOTAL COMMON STOCKS		593,396,800

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Fuchs Petrolub SE	1,006	31,731
Sartorius AG	3,953	1,482,096

TOTAL GERMANY		1,513,827

TOTAL INVESTMENT SECURITIES (Cost $477,294,660)		594,910,627

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	2,015,112	$23,308,801

TOTAL INVESTMENTS — (100.0%) (Cost $500,603,672)		$618,219,428

As of April 30, 2022, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	06/17/22	$2,067,773	$2,063,750	$(4,023)

Total Futures Contracts			$2,067,773	$2,063,750	$(4,023)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,381,743	$38,811,538	—	$47,193,281
Austria	—	906,142	—	906,142
Belgium	103,123	4,207,389	—	4,310,512
Canada	70,058,611	—	—	70,058,611
China	—	36,182	—	36,182
Denmark	—	18,085,067	—	18,085,067
Finland	—	5,956,068	—	5,956,068
France	159,151	57,536,987	—	57,696,138
Germany	587,220	41,652,919	—	42,240,139
Hong Kong	—	12,374,616	—	12,374,616
Ireland	—	3,129,348	—	3,129,348
Israel	975,286	2,053,620	—	3,028,906
Italy	1,488,626	9,963,836	—	11,452,462
Japan	—	117,298,092	—	117,298,092
Netherlands	11,230,615	7,623,949	—	18,854,564
New Zealand	—	1,205,466	—	1,205,466
Norway	—	6,236,298	—	6,236,298
Portugal	—	545,622	—	545,622
Singapore	—	4,893,255	—	4,893,255
Spain	—	12,181,205	—	12,181,205
Sweden	—	14,695,751	—	14,695,751
Switzerland	1,301,364	56,515,226	—	57,816,590
United Kingdom	26,302,563	56,899,922	—	83,202,485
Preferred Stocks
Germany	—	1,513,827	—	1,513,827
Securities Lending Collateral	—	23,308,801	—	23,308,801
Futures Contracts**	(4,023)	—	—	(4,023)

TOTAL	$120,584,279	$497,631,126	—	$618,215,405

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.0%)
AUSTRALIA — (7.0%)
#*	5E Advanced Materials, Inc.	49,063	$124,102
*	88 Energy Ltd.	703,444	6,791
#*	A-Cap Energy Ltd.	295,354	26,102
#	Adairs Ltd.	47,893	95,217
*	Alcidion Group Ltd.	211,373	25,624
*	Alkane Resources Ltd.	87,828	62,870
#*	Alligator Energy Ltd.	1,171,868	65,668
	Altium Ltd.	937	21,108
	ARB Corp. Ltd.	22,168	614,440
#*	Archer Materials Ltd.	63,416	38,214
#*	Ardent Leisure Group Ltd.	130,687	122,336
*	Argosy Minerals Ltd.	360,077	111,126
*	Atomos Ltd.	46,258	23,764
	AUB Group Ltd.	20,828	337,222
#*	Audinate Group Ltd.	13,842	59,227
*	Aussie Broadband Ltd.	28,881	112,314
	Australian Ethical Investment Ltd.	25,309	102,838
	Australian Finance Group Ltd.	93,782	133,403
#*	Australian Strategic Materials Ltd.	30,617	135,534
#*	Australian Vanadium Ltd.	595,727	28,596
	Auteco Minerals Ltd.	208,722	11,105
*	AVZ Minerals Ltd.	336,495	226,054
	Baby Bunting Group Ltd.	38,307	125,129
*	Bannerman Energy Ltd.	457,942	73,788
	Beacon Lighting Group Ltd.	26,106	43,954
*	Bellevue Gold Ltd.	244,927	164,854
*	Black Rock Mining Ltd.	61,006	11,993
	Blackmores Ltd.	4,826	244,370
#	Breville Group Ltd.	26,340	436,520
*	Calidus Resources Ltd.	26,467	18,615
*	Calix Ltd.	18,956	116,026
*	Capricorn Metals Ltd.	105,142	305,871
	Carsales.com Ltd.	2,693	39,757
#*	Catapult Group International Ltd.	34,156	28,960
	Champion Iron Ltd.	42,825	217,089
*	City Chic Collective Ltd.	56,382	117,353
#	Clinuvel Pharmaceuticals Ltd.	11,891	136,761
#	Clover Corp. Ltd.	46,760	44,489
#*	Cobalt Blue Holdings Ltd.	58,643	34,630
	Codan Ltd.	29,274	145,986
#*	Cogstate Ltd.	6,282	9,582
	Collins Foods Ltd.	35,861	256,787
#*	Core Lithium Ltd.	504,124	478,565
*	Corporate Travel Management Ltd.	37,045	668,388
#	Credit Corp. Group Ltd.	19,077	364,781
	Data#3 Ltd.	47,477	192,809
*	De Grey Mining Ltd.	292,355	245,978
#*	Deep Yellow Ltd.	77,008	49,293
	Deterra Royalties Ltd.	102,548	347,400
	Dicker Data Ltd.	16,388	151,541
	Domain Holdings Australia Ltd.	82,732	201,480
*	Dreadnought Resources Ltd.	461,580	14,042
#	Eagers Automotive Ltd.	50,832	469,857
#*	Ecograf Ltd.	40,823	13,835
*	Emerald Resources NL	61,625	52,251

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Energy Resources of Australia Ltd.	44,404	$10,386
*	European Lithium Ltd.	377,440	24,444
*	Freelancer Ltd.	12,946	3,586
*	Frontier Digital Ventures Ltd.	39,011	31,064
#*	Galan Lithium Ltd.	71,154	84,212
*	Genetic Signatures Ltd.	10,079	9,462
	Gold Road Resources Ltd.	233,982	255,562
	GR Engineering Services Ltd.	8,809	12,867
	GUD Holdings Ltd.	31,564	283,520
	Hansen Technologies Ltd.	41,024	158,781
#	HUB24 Ltd.	19,618	327,647
	Imdex Ltd.	144,958	254,305
	Infomedia Ltd.	146,416	130,083
	Inghams Group Ltd.	134,414	291,017
	Integral Diagnostics Ltd.	84,653	234,733
	InvoCare Ltd.	33,241	285,201
*	ioneer Ltd.	425,132	197,474
	IPH Ltd.	62,554	331,621
	IRESS Ltd.	52,872	406,720
*	Janison Education Group Ltd.	25,371	13,999
	Johns Lyng Group Ltd.	52,159	326,453
	Jumbo Interactive Ltd.	9,248	112,436
*	Karoon Energy Ltd.	143,579	206,193
	Kelsian Group Ltd.	2,467	13,668
*	Kogan.com Ltd.	30,944	84,115
#*	Lark Distilling Co. Ltd.	4,521	11,277
*	Legend Mining Ltd.	253,045	15,166
#*	Lepidico Ltd.	1,828,071	42,376
	Lifestyle Communities Ltd.	27,394	288,716
#*	Lithium Power International Ltd.	92,807	49,844
#	Lovisa Holdings Ltd.	15,666	179,365
	MA Financial Group Ltd.	20,277	98,095
#*	Mach7 Technologies Ltd.	30,726	14,530
*	Macquarie Telecom Group Ltd.	2,460	120,806
	McMillan Shakespeare Ltd.	20,277	169,112
#*	Megaport Ltd.	48,172	286,184
#*	Metals X Ltd.	143,380	74,166
	Metcash Ltd.	200,302	672,408
*	Mincor Resources NL	38,370	67,483
#*	Musgrave Minerals Ltd.	144,300	34,486
#*	Nanosonics Ltd.	86,878	240,067
#*	Nearmap Ltd.	204,335	172,991
*	Neometals Ltd.	110,978	120,437
#	Netwealth Group Ltd.	29,706	268,974
#*	New Century Resources Ltd.	7,229	11,536
	Newcrest Mining Ltd.	13,272	250,856
	nib holdings Ltd.	136,270	678,545
	Nick Scali Ltd.	25,865	184,511
#*	Novonix Ltd.	69,997	248,001
	Objective Corp. Ltd.	6,021	71,780
*	OFX Group Ltd.	73,729	132,341
#*	Omni Bridgeway Ltd.	46,624	109,542
	Orora Ltd.	244,094	684,033
*	Paladin Energy Ltd.	375,743	206,781
*	Panoramic Resources Ltd.	350,093	81,728
*	Pantoro Ltd.	111,167	21,786
	PeopleIN Ltd.	19,523	51,883
#	Pinnacle Investment Management Group Ltd.	21,019	137,373
	Platinum Asset Management Ltd.	84,171	110,140

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	PPK Group Ltd.	7,132	$19,456
*	Praemium Ltd.	142,921	64,812
	Premier Investments Ltd.	17,037	301,895
	Pro Medicus Ltd.	411	13,441
	PSC Insurance Group Ltd.	28,133	91,045
	PWR Holdings Ltd.	21,649	154,526
*	ReadyTech Holdings Ltd.	18,559	44,073
*	Red 5 Ltd.	502,778	144,385
*	Redbubble Ltd.	35,136	27,597
	Regis Healthcare Ltd.	33,045	48,844
	Renaissance Uranium Ltd.	33,947	6,596
#*	Renascor Resources Ltd.	268,937	50,567
*	RPMGlobal Holdings Ltd.	60,700	72,500
#*	Rumble Resources Ltd.	53,555	13,987
*	Seven West Media Ltd.	285,596	139,545
	SmartGroup Corp. Ltd.	47,938	300,223
#*	Strike Energy Ltd.	290,776	67,545
*	Sunstone Metals Ltd.	508,306	23,419
	Symbio Holdings Ltd.	10,267	35,249
	Technology One Ltd.	85,220	614,968
#*	Temple & Webster Group Ltd.	28,945	118,140
#*	Tyro Payments Ltd.	65,264	55,783
*	Uniti Group Ltd.	109,091	376,714
*	West African Resources Ltd.	253,101	241,456
*	Whispir Ltd.	21,667	18,720

TOTAL AUSTRALIA			21,348,743

AUSTRIA — (1.3%)
	ANDRITZ AG	32,842	1,396,149
	AT&S Austria Technologie & Systemtechnik AG	13,042	667,828
*	DO & Co. AG	650	57,201
#	Mayr Melnhof Karton AG	478	84,112
#	Oesterreichische Post AG	9,886	318,464
	Palfinger AG	4,328	109,686
	Telekom Austria AG	51,084	364,216
	Wienerberger AG	35,583	1,004,431

TOTAL AUSTRIA.			4,002,087

BELGIUM — (1.3%)
*	bpost SA	895	5,423
	Cie d’Entreprises CFE	759	99,162
	D’ieteren Group	251	40,289
	Econocom Group SA/NV	34,718	132,654
	Etablissements Franz Colruyt NV	13,096	480,896
	Fagron	17,455	327,417
	Ion Beam Applications.	8,066	131,600
	Lotus Bakeries NV	111	631,544
	Melexis NV	5,881	504,793
	Orange Belgium SA	1,755	34,015
#	Proximus SADP	45,306	791,872
	Recticel SA	10,529	230,061
	Resilux	219	54,336
	TER Beke SA	94	10,715
	Van de Velde NV	1,744	71,686
	VGP NV	2,106	547,763

TOTAL BELGIUM			4,094,226

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (10.9%)
	Absolute Software Corp.	4,878	$37,486
*	AcuityAds Holdings, Inc.	6,998	21,136
#	AG Growth International, Inc.	5,214	157,843
#	AirBoss of America Corp.	6,500	157,459
	Altius Minerals Corp.	10,100	168,563
#	Altus Group Ltd.	15,831	592,869
#	Andlauer Healthcare Group, Inc.	4,080	142,092
*	Aritzia, Inc.	32,122	1,143,955
*	ATS Automation Tooling Systems, Inc.	27,628	806,269
	Aura Minerals, Inc.	6,700	56,170
*	AutoCanada, Inc.	6,179	143,815
#	Badger Infrastructure Solutions Ltd.	9,938	230,145
	Bird Construction, Inc.	16,000	107,111
	Boralex, Inc., Class A	28,951	867,865
#	Boyd Group Services, Inc.	3,632	449,529
#	Calian Group Ltd.	3,606	199,072
#	Canacol Energy Ltd.	44,249	98,166
#*	Canada Goose Holdings, Inc.	13,100	285,381
#*	Capstone Copper Corp.	85,032	387,216
	CI Financial Corp.	66,672	869,308
	Cogeco Communications, Inc.	3,414	280,370
	Colliers International Group, Inc.	853	94,187
	Computer Modelling Group Ltd.	30,056	111,600
*	Copper Mountain Mining Corp.	73,800	164,874
	Corby Spirit & Wine Ltd.	3,500	52,065
#*	Denison Mines Corp.	228,402	295,137
	ECN Capital Corp.	64,900	294,024
*	Endeavour Silver Corp.	63,015	238,827
	Enerplus Corp.	75,981	930,007
	Enghouse Systems Ltd.	13,996	393,629
#*	ERO Copper Corp.	17,559	252,454
	Evertz Technologies Ltd.	8,600	94,191
	Exchange Income Corp.	6,505	209,888
#	Extendicare, Inc.	29,768	168,461
#	Fiera Capital Corp.	22,781	173,963
	Finning International, Inc.	51,621	1,452,211
#	First Majestic Silver Corp.	78,048	804,713
#	First National Financial Corp.	4,137	116,962
#	Freehold Royalties Ltd.	31,968	372,771
*	GDI Integrated Facility Services, Inc.	3,415	115,211
*	Gear Energy Ltd.	46,459	53,885
#	Gibson Energy, Inc.	51,172	974,325
	goeasy Ltd.	4,748	426,180
*	GoGold Resources, Inc.	19,328	38,065
	Hardwoods Distribution, Inc.	500	12,649
#*	Headwater Exploration, Inc.	3,279	16,923
#	HLS Therapeutics, Inc.	6,000	63,986
*	IBI Group, Inc.	7,002	61,591
	Information Services Corp.	3,203	53,917
#	Innergex Renewable Energy, Inc.	44,740	599,018
	Intertape Polymer Group, Inc.	18,446	570,761
Ω	Jamieson Wellness, Inc.	13,990	351,751
*	Journey Energy, Inc.	11,842	44,247
*	Karora Resources, Inc.	35,444	182,097
	K-Bro Linen, Inc.	3,004	73,706
#	Keyera Corp.	1,300	32,251
*	Kinaxis, Inc.	6,150	680,562
#	Labrador Iron Ore Royalty Corp.	22,500	608,804
#*,*	Largo, Inc.	4,902	41,015

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	LifeWorks, Inc.	21,191	$311,766
#*	Lundin Gold, Inc.	10,500	84,595
*	Major Drilling Group International, Inc.	29,345	265,205
	Maple Leaf Foods, Inc.	3,100	68,267
	Maverix Metals, Inc.	10,800	48,700
#	Methanex Corp.	21,324	1,069,612
	MTY Food Group, Inc.	2,500	101,059
	North American Construction Group Ltd.	5,505	69,473
#	North West Co., Inc.	17,470	487,253
	Parex Resources, Inc.	10,500	204,663
	Parkland Corp.	50,753	1,441,620
	Pason Systems, Inc.	25,831	325,941
#	Pollard Banknote Ltd.	4,800	80,632
#	Premium Brands Holdings Corp.	11,409	931,441
	Primo Water Corp.	55,980	819,547
	Pulse Seismic, Inc.	14,400	24,885
*	Real Matters, Inc.	14,643	51,977
*	Recipe Unlimited Corp.	7,400	82,545
	Richelieu Hardware Ltd.	17,672	501,691
	Rogers Sugar, Inc.	21,462	102,077
	Sandstorm Gold Ltd.	46,940	348,339
#	Savaria Corp.	13,077	156,152
*	Seabridge Gold, Inc.	6,135	108,344
#	Sienna Senior Living, Inc.	22,092	238,865
Ω	Sleep Country Canada Holdings, Inc.	17,149	333,195
*Ω	Spin Master Corp.	10,040	361,148
	Sprott, Inc.	7,885	363,358
	Stantec, Inc.	3,445	158,138
	Stelco Holdings, Inc.	10,257	374,383
	Stella-Jones, Inc.	11,778	325,473
*	SunOpta, Inc.	2,400	13,176
#	Superior Plus Corp.	68,556	604,631
*	Taseko Mines Ltd.	62,147	120,117
	TECSYS, Inc.	4,000	81,267
*	TeraGo, Inc.	1,900	8,075
	TerraVest Industries, Inc.	2,300	39,925
#*	Touchstone Exploration, Inc.	18,320	20,535
	TransAlta Corp.	20,752	222,669
	TransAlta Corp.	52,100	558,859
*	Trican Well Service Ltd.	70,244	244,964
*	Trisura Group Ltd.	11,251	270,535
*	Uni-Select, Inc.	12,100	284,263
	Vermilion Energy, Inc.	37,308	726,760
*	Victoria Gold Corp.	11,923	129,936
*	Viemed Healthcare, Inc.	6,772	33,725
*	Wall Financial Corp.	2,300	27,205
	Waterloo Brewing Ltd.	2,800	9,699
*	Wesdome Gold Mines Ltd.	49,200	502,092
#	Westshore Terminals Investment Corp.	10,314	276,426
#	Whitecap Resources, Inc.	55,884	458,069
#	Winpak Ltd.	7,847	259,541

TOTAL CANADA			33,155,541

CHINA — (0.1%)
	BOE Varitronix Ltd.	145,000	164,289
	CGN Mining Co. Ltd.	125,000	12,192
Ω	JS Global Lifestyle Co. Ltd.	22,000	26,099

TOTAL CHINA			202,580

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (2.5%)
*	ALK-Abello AS	34,860	$760,427
#*	Brodrene Hartmann AS	391	12,892
#	cBrain AS	3,927	127,112
	Chemometec AS	7,231	817,410
	Gabriel Holding AS	71	5,973
*	ISS AS	6,066	99,568
Ω	Netcompany Group AS	13,317	740,588
*	Nilfisk Holding AS	8,133	227,675
#*	NTG Nordic Transport Group AS, Class A	5,816	315,800
	Ringkjoebing Landbobank AS	5,981	733,439
	Royal Unibrew AS	18,120	1,561,783
*	RTX AS	1,053	23,809
	SimCorp AS	14,171	992,064
	Solar AS, Class B	1,204	142,786
	SP Group AS	2,483	119,160
	TCM Group AS	1,847	27,251
	Topdanmark AS	15,055	844,825

TOTAL DENMARK			7,552,562

FINLAND — (2.3%)
	Alma Media Oyj	5,579	57,609
	Aspo Oyj	1,018	7,588
	Caverion Oyj	32,225	157,825
	Digia Oyj	2,369	17,145
	eQ Oyj	1,222	30,110
#	Evli Oyj, Class B	1,405	26,976
#	Fellow Bank PLC	1,405	26,851
#	Harvia Oyj	8,263	283,037
*	Incap Oyj	265	18,959
#	Kamux Corp.	6,613	66,923
	Marimekko Oyj	9,620	134,032
	Musti Group Oyj	3,683	86,656
	Olvi Oyj, Class A	584	19,469
	Orion Oyj, Class A	7,832	317,376
	Orion Oyj, Class B	41,068	1,610,790
	Pihlajalinna Oyj	2,683	32,152
	Ponsse Oyj	1,251	38,713
*	QT Group Oyj	3,234	281,765
	Revenio Group Oyj	5,331	253,666
	Sanoma Oyj	28,236	356,678
	Siili Solutions Oyj	628	9,901
	Talenom Oyj	8,051	88,323
#*	Tecnotree Oyj	22,072	21,068
Ω	Terveystalo Oyj	16,718	187,254
	Tokmanni Group Corp.	14,877	193,321
	Uponor Oyj	22,265	391,215
	Vaisala Oyj, Class A	5,135	237,139
	Valmet Oyj	66,832	1,789,813
#	Verkkokauppa.com Oyj	7,353	33,948
*	WithSecure Oyj	23,449	128,091

TOTAL FINLAND			6,904,393

FRANCE — (4.6%)
	ABC arbitrage	6,324	48,754
	Albioma SA	9,168	487,337
	Alten SA	5,251	704,725
	Aubay	2,419	139,455
#	Bastide le Confort Medical	726	28,840

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Beneteau SA	9,643	$121,068
	Catana Group	8,468	69,748
#*	Cegedim SA	1,355	35,132
	Cie Plastic Omnium SA	10,082	163,205
#*	Claranova SE	2,289	8,057
	Derichebourg SA	29,576	266,904
*	Eramet SA	3,483	464,221
*	ESI Group	840	57,734
	Faurecia SE	9,649	209,750
	Gaztransport Et Technigaz SA	7,208	858,318
	Guillemot Corp.	881	12,266
*	ID Logistics Group	1,054	335,663
	Infotel SA	775	44,626
	Interparfums SA	3,840	213,065
	Ipsen SA	5,550	575,334
	IPSOS	9,131	439,576
*	JCDecaux SA	18,514	388,110
#	Kaufman & Broad SA	3,850	117,089
	Lagardere SA	11,534	302,095
	Lectra	5,369	222,585
	Linedata Services	871	39,808
	LNA Sante SA	1,560	57,598
Ω	Maisons du Monde SA	2,879	49,101
	Manitou BF SA	1,384	31,401
	Metropole Television SA	6,920	128,415
#*	Nacon SA	5,553	33,272
	Nexans SA	5,947	541,697
	Pharmagest Interactive	1,255	100,793
#	Robertet SA	72	66,831
	Seche Environnement SA	870	67,537
	Societe pour l’Informatique Industrielle	2,947	146,843
*	SOITEC	5,781	1,035,574
	Somfy SA	2,100	279,905
	Sopra Steria Group SACA	5,081	900,497
	SPIE SA	33,957	799,213
	Stef SA	198	19,512
	Sword Group	1,888	81,291
	Synergie SE	901	34,751
*	Technicolor SA	39,221	130,922
*	Technip Energies NV	27,242	331,040
	Thermador Groupe	1,265	128,036
	Trigano SA	2,230	287,316
*	Ubisoft Entertainment SA	19,922	900,732
	Valeo	11,709	212,883
Ω	Verallia SA	16,603	456,405
	Vetoquinol SA	926	120,580
	Virbac SA	1,119	451,793
	Wavestone	2,899	152,474
*	Xilam Animation SA	419	17,804

TOTAL FRANCE			13,917,681

GERMANY — (5.0%)
	Adesso SE	561	109,955
	All for One Group SE	628	41,675
	Allgeier SE	2,087	93,891
	AlzChem Group AG	49	1,130
	Amadeus Fire AG	1,636	228,983
	Atoss Software AG	1,545	224,495
	Basler AG	1,260	140,990

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bechtle AG	21,702	$1,002,843
Ω	Befesa SA	10,518	656,859
	bet-at-home.com AG	1,082	16,830
	CENIT AG	2,561	40,191
	Cewe Stiftung & Co. KGAA	1,649	150,517
	CompuGroup Medical SE & Co. KgaA	9,209	492,248
*	CTS Eventim AG & Co. KGaA	6,120	420,053
	Dermapharm Holding SE	5,914	334,381
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	233,442
*	EDAG Engineering Group AG	1,049	12,980
	Elmos Semiconductor SE	2,098	104,617
	Encavis AG	31,132	679,632
	Energiekontor AG	2,482	237,096
*	Evotec SE	1,038	25,274
#	Fabasoft AG	987	24,992
	Fielmann AG	8,956	452,743
	First Sensor AG	624	32,885
#*	flatexDEGIRO AG	13,188	225,245
	Fuchs Petrolub SE	8,275	220,558
	GEA Group AG	18,828	732,907
	Gerresheimer AG	7,862	546,113
	GFT Technologies SE	6,693	265,849
*	GK Software SE	206	28,357
	Hawesko Holding AG	669	35,152
*	Heidelberger Druckmaschinen AG	74,000	163,493
	Hensoldt AG	11,663	324,803
	Hochtief AG	3,194	193,296
	Hugo Boss AG	16,811	942,810
*	Hypoport SE	986	272,583
	IVU Traffic Technologies AG	3,749	70,290
	Knaus Tabbert AG	265	11,265
	KPS AG	1,655	7,672
	KWS Saat SE & Co. KGaA	778	57,411
	Leifheit AG	1,368	31,790
*	Nagarro SE	2,666	374,845
	New Work SE	795	135,417
	Nexus AG	4,574	223,060
	OHB SE	1,950	68,925
	Pfeiffer Vacuum Technology AG	1,150	204,718
	PSI Software AG	2,438	92,485
*	PVA TePla AG	5,656	139,604
#	S&T AG	15,647	264,531
	Secunet Security Networks AG	276	116,854
	Siltronic AG	4,725	443,721
*	Sixt SE	3,687	479,356
	Stabilus SE	5,181	244,032
	Stemmer Imaging AG	250	7,883
	STRATEC SE	2,416	273,458
	Stroeer SE & Co. KGaA	9,373	560,754
*Ω	TeamViewer AG	23,708	284,474
	Traffic Systems SE	1,231	39,866
	USU Software AG	848	19,680
#*	va-Q-tec AG	1,882	33,063
#	Varta AG	6,454	603,874
	VERBIO Vereinigte BioEnergie AG	6,441	456,437
	Wacker Chemie AG	700	111,068
	Washtec AG	3,729	203,421

TOTAL GERMANY			15,269,822

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (2.3%)
*	Aidigong Maternal & Child Health Ltd.	1,342,000	$72,948
	ASM Pacific Technology Ltd.	98,300	990,646
	Best Mart 360 Holdings Ltd.	42,000	6,816
††	Brightoil Petroleum Holdings Ltd.	408,000	14,626
	Cafe de Coral Holdings Ltd.	104,000	163,277
	C-Mer Eye Care Holdings Ltd.	182,000	98,649
	Convenience Retail Asia Ltd.	132,000	15,771
#*	Cowell e Holdings, Inc.	98,000	109,694
	EC Healthcare	96,000	96,486
	EuroEyes International Eye Clinic Ltd., Class C	18,000	15,043
	Fairwood Holdings Ltd.	25,500	46,532
*Ω	Frontage Holdings Corp.	186,000	54,935
	FSE Lifestyle Services Ltd.	41,000	26,495
	HKBN Ltd.	195,500	228,410
*	Hong Kong ChaoShang Group Ltd.	208,000	22,545
	Hong Kong Technology Venture Co. Ltd.	166,000	140,680
*	Hypebeast Ltd.	147,500	18,605
	IGG, Inc.	161,000	66,312
	International Housewares Retail Co. Ltd.	145,000	48,591
	Karrie International Holdings Ltd.	190,000	36,075
*	Lifestyle International Holdings Ltd.	68,000	32,695
	L’Occitane International SA	107,250	336,182
	Man Wah Holdings Ltd.	447,600	418,921
	MECOM Power & Construction Ltd.	295,999	126,713
	Modern Dental Group Ltd.	87,000	31,730
	NagaCorp Ltd.	454,000	405,757
	Pacific Basin Shipping Ltd.	1,253,000	574,890
	Pacific Textiles Holdings Ltd.	256,000	112,712
*	Palace Banquet Holdings Ltd.	100,000	9,408
	PC Partner Group Ltd.	72,000	87,812
	PCCW Ltd.	694,687	393,584
	Pentamaster International Ltd.	114,000	13,837
#	Perfect Medical Health Management Ltd.	132,000	76,542
	Plover Bay Technologies Ltd.	128,000	52,779
*Ω	Razer, Inc.	1,649,000	562,721
Ω	Regina Miracle International Holdings Ltd.	68,000	40,774
*	Sa Sa International Holdings Ltd.	384,000	68,637
	Solomon Systech International Ltd.	206,000	14,124
*	Space Group Holdings Ltd.	70,000	40,435
	SUNeVision Holdings Ltd.	211,000	175,292
	Tradelink Electronic Commerce Ltd.	178,000	26,520
*	Trendzon Holdings Group Ltd.	288,000	9,131
*	Untrade Gold Fin Holdings.	214,000	0
††	Untrade Mh Development NPV	80,000	2,217
	Value Partners Group Ltd.	196,000	74,175
	Vitasoy International Holdings Ltd.	238,000	431,512
*	Vobile Group Ltd.	234,000	115,405
	VSTECS Holdings Ltd.	184,000	158,415
	VTech Holdings Ltd.	48,100	340,255
	Zensun Enterprises Ltd.	36,999	17,324
*	Zhaobangji Properties Holdings Ltd.	560,000	28,985

TOTAL HONG KONG			7,052,620

IRELAND — (0.3%)
*	Datalex PLC	14,290	11,482
	Glanbia PLC	47,771	569,543
*Ω	Glenveagh Properties PLC	17,581	21,216

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*	Irish Continental Group PLC	40,436	$163,795

TOTAL IRELAND			766,036

ISRAEL — (1.8%)
	Arad Ltd.	1,934	27,031
	AudioCodes Ltd.	23,800	560,014
#	Aura Investments Ltd.	30,519	65,597
	Automatic Bank Services Ltd.	5,059	30,843
*	Camtek Ltd.	4,244	124,906
	Danel Adir Yeoshua Ltd.	1,487	234,439
	Delek Automotive Systems Ltd.	14,491	206,217
*	Delek Group Ltd.	2,535	419,165
	Delta Galil Industries Ltd.	272	18,127
	Duniec Brothers Ltd.	1,321	84,907
	Electra Consumer Products 1970 Ltd.	2,581	145,707
	Electra Ltd.	271	185,961
#	Energix-Renewable Energies Ltd.	61,511	208,399
*	Fattal Holdings 1998 Ltd.	1,467	211,590
	Formula Systems 1985 Ltd.	1,834	177,470
	Formula Systems 1985 Ltd., Sponsored ADR	300	29,103
	Fox Wizel Ltd.	2,273	334,200
	Globrands Ltd.	90	11,431
	Hamat Group Ltd.	2,692	26,102
	Hilan Ltd.	4,512	262,257
#*	Hiper Global Ltd.	2,782	10,548
	Ilex Medical Ltd.	1,133	46,105
#	Inrom Construction Industries Ltd.	19,650	84,851
#	Israel Canada T.R Ltd.	28,469	140,758
	Magic Software Enterprises Ltd.	19,753	341,134
	Malam - Team Ltd.	2,020	58,087
	Matrix IT Ltd.	11,596	292,216
	Maytronics Ltd.	10,407	184,785
	Neto ME Holdings Ltd.	595	45,675
*	Nova Ltd.	266	25,508
	Novolog Ltd.	80,470	81,556
	One Software Technologies Ltd.	9,774	161,031
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	200,672
	Scope Metals Group Ltd.	1,937	98,530
	Tadiran Group Ltd.	920	149,011
	Telsys Ltd.	917	48,877
	Tiv Taam Holdings 1 Ltd.	18,868	49,734
	Victory Supermarket Chain Ltd.	841	13,266
	YD More Investments Ltd.	6,711	26,097
	YH Dimri Construction & Development Ltd.	1,791	160,817

TOTAL ISRAEL.			5,582,724

ITALY — (3.3%)
	ACEA SpA	12,129	208,059
#	Alerion Cleanpower SpA	1,327	40,675
#*	Aquafil SpA	12,808	81,417
*	Arnoldo Mondadori Editore SpA	61,177	125,309
	Azimut Holding SpA	43,807	929,842
	Banca Generali SpA	23,822	787,582
	Banca Mediolanum SpA	81,199	589,451
	BasicNet SpA	5,464	34,404
	Be Shaping The Future SpA	27,990	99,290
Ω	BFF Bank SpA	27,311	170,301
*	Biesse SpA	1,703	26,568

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Brembo SpA	41,711	$417,476
*	Brunello Cucinelli SpA	11,735	600,640
Ω	Carel Industries SpA	6,563	157,917
	De’ Longhi SpA	12,208	296,041
	Digital Bros SpA	2,337	59,363
Ω	doValue SpA	11,461	97,450
*	Elica SpA	9,341	33,084
	ERG SpA	7,411	255,351
	Gefran SpA	807	7,935
	GPI SpA	2,429	33,145
	Gruppo MutuiOnline SpA	8,347	255,606
Ω	GVS SpA	3,691	30,743
	Hera SpA	191,335	713,601
	Interpump Group SpA	7,540	304,840
	LU-VE SpA	2,501	56,445
#	Maire Tecnimont SpA	52,339	153,311
*	Newlat Food SpA	1,516	9,482
	Pharmanutra SpA	1,151	77,927
	Piaggio & C SpA	40,596	101,229
Ω	Piovan SpA	1,843	17,417
Ω	RAI Way SpA	34,041	200,142
	Reply SpA	7,137	1,050,688
	Sabaf SpA	3,635	93,274
*	Safilo Group SpA	16,132	26,764
	Salcef SpA	342	6,470
#*	Salvatore Ferragamo SpA	20,439	355,243
	Sanlorenzo SpA/Ameglia	1,417	50,106
	Sesa SpA	2,243	324,266
	SOL SpA	12,905	226,777
#Ω	Technogym SpA	28,284	213,486
	Tinexta SpA	7,866	196,787
#Ω	Unieuro SpA	13,503	225,460
	Wiit SpA	2,249	60,081
	Zignago Vetro SpA	7,560	92,705

TOTAL ITALY			9,894,150

JAPAN — (21.3%)
	&Do Holdings Co. Ltd.	3,700	25,677
	Accrete, Inc.	700	6,350
	Adastria Co. Ltd.	6,700	111,039
	ADEKA Corp.	16,800	322,194
	Ad-sol Nissin Corp.	1,300	15,634
#	Adtec Plasma Technology Co. Ltd.	2,500	38,295
	Advance Create Co. Ltd.	3,800	27,120
#	Adventure, Inc.	800	55,507
#	Adways, Inc.	8,400	50,609
	Aeon Delight Co. Ltd.	6,100	130,381
	Aeon Fantasy Co. Ltd.	2,900	47,704
#	Aeon Hokkaido Corp.	7,200	57,727
	Aeon Kyushu Co. Ltd.	1,200	19,248
	Ai Holdings Corp.	10,100	132,595
#*	AI inside, Inc.	300	10,184
	Aica Kogyo Co. Ltd.	13,800	319,444
	Aiming, Inc.	4,400	11,056
#	Ain Holdings, Inc.	9,500	426,120
#	Airtrip Corp.	3,700	90,173
	AIT Corp.	1,200	14,596
	Ajis Co. Ltd.	1,000	17,352
	Akatsuki, Inc.	3,300	76,452

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Akebono Brake Industry Co. Ltd.	46,000	$54,325
#	Alleanza Holdings Co. Ltd.	4,600	35,415
*	Allied Architects, Inc.	4,800	23,823
*	Allied Telesis Holdings KK	9,400	7,013
*	AlphaPolis Co. Ltd.	500	12,785
	Altech Corp.	4,470	66,842
	Amano Corp.	14,300	275,292
	Amvis Holdings, Inc.	1,600	62,640
	Anicom Holdings, Inc.	18,800	88,682
	Anritsu Corp.	40,700	511,783
	Aoyama Zaisan Networks Co. Ltd.	6,400	60,160
	Apaman Co. Ltd.	3,000	10,978
#	Arcland Service Holdings Co. Ltd.	5,300	91,591
	Argo Graphics, Inc.	4,200	99,695
	ARTERIA Networks Corp.	7,500	76,821
	Artiza Networks, Inc.	3,700	33,001
#	ArtSpark Holdings, Inc.	13,300	86,278
#*	Aruhi Corp.	14,400	110,829
	As One Corp.	8,500	451,290
	Asahi Co. Ltd.	3,700	37,855
	Asahi Holdings, Inc.	21,600	342,867
#	Asahi Net, Inc.	7,000	31,372
	Asante, Inc.	1,900	21,443
	Ascentech KK.	2,800	15,401
#	ASKUL Corp.	13,500	165,315
	Asteria Corp.	1,700	12,074
#	Atled Corp.	600	9,238
*	Atrae, Inc.	4,100	56,615
	Aucnet, Inc.	4,600	54,114
#	Avant Corp.	7,100	63,123
	Axial Retailing, Inc.	3,900	102,137
	Baroque Japan Ltd.	3,100	18,714
	Base Co. Ltd.	800	38,937
#	Beauty Garage, Inc.	1,300	27,428
	Beenos, Inc.	4,700	64,858
	Belc Co. Ltd.	3,000	127,762
	Bell System24 Holdings, Inc.	12,200	141,088
	Benesse Holdings, Inc.	19,400	339,440
#*	Bengo4.com, Inc.	2,600	66,906
	Bic Camera, Inc.	29,000	244,771
	BML, Inc.	8,600	221,326
#	Bookoff Group Holdings Ltd.	1,200	9,198
	Bourbon Corp.	2,000	32,084
	BP Castrol KK.	2,300	22,428
#	Br Holdings Corp.	17,300	38,881
*	BrainPad, Inc.	7,500	65,707
	Broadleaf Co. Ltd.	38,200	107,937
#	Broadmedia Corp.	2,530	19,158
#	Business Brain Showa-Ota, Inc.	2,200	23,350
	Business Engineering Corp.	300	9,180
	BuySell Technologies Co. Ltd.	500	12,463
	C Uyemura & Co. Ltd.	2,300	106,312
#	Can Do Co. Ltd.	270	4,800
	CareerIndex, Inc.	2,900	12,636
#	Careerlink Co. Ltd.	3,600	38,702
#	Carenet, Inc.	5,100	32,470
	Carta Holdings, Inc.	1,500	28,481
#	Casa, Inc.	2,300	14,073
#*	CellSource Co. Ltd.	2,300	66,549

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Central Automotive Products Ltd.	3,300	$53,118
	Central Security Patrols Co. Ltd.	2,800	45,197
	Central Sports Co. Ltd.	1,700	31,160
	Ceres, Inc.	3,000	33,082
	Charm Care Corp. KK.	5,300	52,948
	CKD Corp.	20,200	261,584
	CL Holdings, Inc.	1,800	15,222
	CMIC Holdings Co. Ltd.	3,100	35,685
	Colowide Co. Ltd.	17,300	221,424
	Como Co. Ltd.	1,000	20,234
	Computer Engineering & Consulting Ltd.	6,700	61,316
	Comture Corp.	7,600	164,155
	CONEXIO Corp.	4,800	53,871
#	Core Corp.	2,800	30,808
#	Cota Co. Ltd.	5,066	55,678
	CRE, Inc.	4,100	50,854
	Create Restaurants Holdings, Inc.	38,100	238,273
	Create SD Holdings Co. Ltd.	8,100	185,272
	Creek & River Co. Ltd.	3,700	59,727
	Creo Co. Ltd.	900	5,959
#	Cresco Ltd.	4,500	65,118
*	CROOZ, Inc.	2,300	12,592
	CTS Co. Ltd.	8,600	57,203
#	Cube System, Inc.	1,300	8,964
	Curves Holdings Co. Ltd.	16,500	96,715
	Cyber Com Co. Ltd.	1,300	12,083
	Cyberlinks Co. Ltd.	1,600	13,564
	Cybernet Systems Co. Ltd.	7,900	51,101
	Cybozu, Inc.	9,500	93,881
#	Daicel Corp.	35,900	219,456
	Daihen Corp.	6,700	191,669
	Dai-Ichi Cutter Kogyo KK.	2,000	20,943
	Daiichikosho Co. Ltd.	400	10,910
#	Daiken Medical Co. Ltd.	3,200	12,694
#	Daiki Aluminium Industry Co. Ltd.	11,300	125,241
	Daiki Axis Co. Ltd.	2,500	13,990
#	Daikokutenbussan Co. Ltd.	1,400	51,524
	Daiseki Co. Ltd.	14,360	516,474
#	Daiseki Eco. Solution Co. Ltd.	2,300	18,408
	Daishinku Corp.	10,200	90,766
	Daito Pharmaceutical Co. Ltd.	2,700	54,006
	Daitron Co. Ltd.	600	8,704
	Daiwabo Holdings Co. Ltd.	32,900	425,718
	DATA HORIZON Co. Ltd.	900	14,853
	Dawn Corp.	700	10,082
	Dear Life Co. Ltd.	5,900	23,321
#	Densan System Holdings Co. Ltd.	2,400	48,652
	Dexerials Corp.	14,500	317,946
	Digital Arts, Inc.	3,900	217,892
	Digital Garage, Inc.	9,400	311,090
	Digital Hearts Holdings Co. Ltd.	4,700	61,259
	Digital Holdings, Inc.	2,500	28,307
	Digital Information Technologies Corp.	4,200	38,374
	Dip Corp.	11,000	358,631
	Direct Marketing MiX, Inc.	5,300	65,058
	DMG Mori Co. Ltd.	42,200	529,626
	Double Standard, Inc.	1,200	16,556
*	Drecom Co. Ltd.	6,600	25,222
	DTS Corp.	13,600	298,402

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dvx, Inc.	1,700	$13,828
	Earth Corp.	4,900	207,084
	EAT & Holdings Co. Ltd.	1,200	20,176
	Ebara Jitsugyo Co. Ltd.	3,600	65,908
	Ebase Co. Ltd.	8,200	27,237
	Eco’s Co. Ltd.	2,700	41,274
	eGuarantee, Inc.	10,500	174,305
	E-Guardian, Inc.	4,100	92,482
	Eiken Chemical Co. Ltd.	9,600	127,145
	Elan Corp.	10,000	78,084
	Elecom Co. Ltd.	16,700	200,255
	en Japan, Inc.	11,900	279,601
	Enigmo, Inc.	10,300	40,656
	Entrust, Inc.	4,400	17,543
	Envipro Holdings, Inc.	6,000	45,809
	ES-Con Japan Ltd.	4,700	27,546
	F&M Co. Ltd.	1,900	20,612
	FALCO HOLDINGS Co. Ltd.	1,400	22,698
	FAN Communications, Inc.	8,800	29,218
#*	FDK Corp.	5,900	32,888
	Ferrotec Holdings Corp.	1,400	25,672
*	FFRI Security, Inc.	1,700	13,112
	Fibergate, Inc.	4,000	35,688
#	Financial Products Group Co. Ltd.	16,200	99,139
	FINDEX, Inc.	6,200	29,810
	First-corp, Inc.	1,200	7,287
	Fixstars Corp.	4,000	25,410
#	Forum Engineering, Inc.	2,900	18,476
#	Forval Corp.	1,800	12,147
	FP Corp.	9,500	214,864
	France Bed Holdings Co. Ltd.	4,900	33,127
*	FreakOut Holdings, Inc.	1,600	25,812
#	Freebit Co. Ltd.	4,100	27,730
#	Fronteo, Inc.	10,200	114,451
	Frontier Management, Inc.	1,000	7,485
	FTGroup Co. Ltd.	2,600	20,738
	Fuji Corp.	25,400	423,787
	Fuji Corp.	3,600	31,018
	Fuji Kyuko Co. Ltd.	6,700	212,017
	Fuji Oil Holdings, Inc.	14,100	200,105
	Fuji Seal International, Inc.	9,000	119,529
	Fuji Soft, Inc.	6,700	357,092
	Fujibo Holdings, Inc.	3,400	83,715
	Fujimi, Inc.	3,500	152,598
	Fujimori Kogyo Co. Ltd.	2,600	71,713
#	Fujitec Co. Ltd.	3,500	75,432
	Fujitsu General Ltd.	16,100	286,163
	Fujiya Co. Ltd.	500	9,240
#	Fukuda Denshi Co. Ltd.	2,600	149,724
	Fukui Computer Holdings, Inc.	3,200	79,875
	Fukushima Galilei Co. Ltd.	3,200	92,682
	FULLCAST Holdings Co. Ltd.	7,500	143,498
	Funai Soken Holdings, Inc.	10,630	178,267
	Furukawa Battery Co. Ltd.	4,900	45,286
#	Furuya Metal Co. Ltd.	1,700	121,042
	Furyu Corp.	4,600	36,332
	Fuso Chemical Co. Ltd.	5,600	164,828
	Future Corp.	17,200	252,015
#	G-7 Holdings, Inc.	6,500	81,626

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gakken Holdings Co. Ltd.	3,900	$26,526
	Gakkyusha Co. Ltd.	1,800	22,296
	Gakujo Co. Ltd.	1,800	12,673
	geechs, Inc.	1,600	14,410
#	Genki Sushi Co. Ltd.	2,300	44,123
	Genky DrugStores Co. Ltd.	2,200	61,720
#	Gift Holdings, Inc.	1,200	21,524
	Giken Ltd.	4,400	120,737
	GL Sciences, Inc.	1,600	30,129
	GLOBERIDE, Inc.	6,500	131,157
	GMO Financial Gate, Inc.	500	49,044
	GMO Financial Holdings, Inc.	10,300	63,891
	GMO GlobalSign Holdings KK.	1,400	59,022
	GMO Pepabo, Inc.	500	8,145
#*	GNI Group Ltd.	9,000	78,957
	Golf Digest Online, Inc.	4,300	33,684
	Good Com Asset Co. Ltd.	4,500	36,549
	gremz, Inc.	3,600	44,930
	GungHo Online Entertainment, Inc.	19,000	387,645
	H.U. Group Holdings, Inc.	19,800	441,193
	Hakudo Co. Ltd.	1,800	34,492
	Halows Co. Ltd.	3,400	81,257
#	Hamee Corp.	2,700	22,670
	Handsman Co. Ltd.	1,800	15,331
	Hazama Ando Corp.	51,200	355,730
#*	Hennge KK.	5,800	45,509
	Himacs Ltd.	720	7,231
	Hioki EE Corp.	3,300	197,948
*	Hirose Tusyo, Inc.	400	7,099
	Hitachi Zosen Corp.	42,700	230,419
	Hito Communications Holdings, Inc.	3,100	36,963
	Hochiki Corp.	1,800	16,676
	Hokuto Corp.	7,600	119,372
	Horiba Ltd.	5,000	243,267
	Hosokawa Micron Corp.	3,000	56,874
#	Hotland Co. Ltd.	3,900	40,916
*	Hotto Link, Inc.	2,000	6,798
#*	HPC Systems, Inc.	1,300	19,361
	IBJ, Inc.	7,600	41,746
	Ichibanya Co. Ltd.	3,564	132,426
	Ichimasa Kamaboko Co. Ltd.	1,900	12,167
#	ID Holdings Corp.	3,150	20,371
	Idec Corp.	7,900	139,444
	IDOM, Inc.	25,300	126,770
	Ihara Science Corp.	1,700	26,047
	Iino Kaiun Kaisha Ltd.	8,200	46,426
	I’ll, Inc.	3,200	33,842
	i-mobile Co. Ltd.	2,800	28,084
#*	Impact HD, Inc.	1,500	36,073
	Imuraya Group Co. Ltd.	2,200	38,025
*	I-NE Co. Ltd.	900	23,217
#	I-Net Corp.	3,440	32,458
	Infocom Corp.	7,700	131,252
	Infomart Corp.	57,700	287,366
	Information Services International-Dentsu Ltd.	8,200	235,489
	Insource Co. Ltd.	8,000	136,251
	Intage Holdings, Inc.	11,300	137,485
	Intelligent Wave, Inc.	3,700	16,224
	Inter Action Corp.	4,400	65,536

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Inui Global Logistics Co. Ltd.	4,300	$55,054
#	IPS, Inc.	2,400	40,276
	IR Japan Holdings Ltd.	2,900	91,841
	Iriso Electronics Co. Ltd.	5,400	126,182
	I’rom Group Co. Ltd.	2,300	34,689
	ISB Corp.	3,900	32,788
*	ITbook Holdings Co. Ltd.	2,800	9,929
	Itfor, Inc.	9,100	56,387
	ITmedia, Inc.	4,100	52,719
	JAC Recruitment Co. Ltd.	5,800	81,633
	Japan Aviation Electronics Industry Ltd.	8,100	113,263
	Japan Best Rescue System Co. Ltd.	6,600	51,734
#*	Japan Communications, Inc.	29,300	41,076
	Japan Electronic Materials Corp.	4,000	59,291
	Japan Elevator Service Holdings Co. Ltd.	16,600	216,943
*	Japan Hospice Holdings, Inc.	1,700	22,471
	Japan Lifeline Co. Ltd.	18,600	155,037
	Japan Material Co. Ltd.	22,000	332,381
	Japan Medical Dynamic Marketing, Inc.	5,100	62,130
	Japan Property Management Center Co. Ltd.	3,500	26,752
#	Japan System Techniques Co. Ltd.	1,100	21,025
	JBCC Holdings, Inc.	5,400	62,130
	JCR Pharmaceuticals Co. Ltd.	11,900	221,159
	JCU Corp.	7,000	178,291
	JFE Systems, Inc.	800	14,734
#*	JIG-SAW, Inc.	1,700	70,810
*	Jimoty, Inc.	500	7,065
	JINS Holdings, Inc.	4,000	131,833
	JINUSHI Co. Ltd.	3,400	50,025
#	J-Lease Co. Ltd.	2,700	30,322
	JM Holdings Co. Ltd.	3,700	46,301
	JP-Holdings, Inc.	20,500	33,607
	J-Stream, Inc.	3,400	19,143
	Kadoya Sesame Mills, Inc.	600	16,328
	Kaken Pharmaceutical Co. Ltd.	5,300	160,601
	Kakiyasu Honten Co. Ltd.	3,000	54,953
#	Kamakura Shinsho Ltd.	10,700	47,203
#	Kameda Seika Co. Ltd.	4,200	136,703
	Kanamic Network Co. Ltd.	7,700	29,920
	Kanematsu Electronics Ltd.	4,000	119,523
	Kanto Denka Kogyo Co. Ltd.	11,100	83,741
	Katitas Co. Ltd.	2,000	46,654
	KeePer Technical Laboratory Co. Ltd.	6,200	125,216
	KEIWA, Inc.	2,000	73,103
	KFC Holdings Japan Ltd.	4,400	96,413
	KH Neochem Co. Ltd.	12,400	234,574
#	Kimura Chemical Plants Co. Ltd.	3,100	19,393
*	Kintetsu Department Store Co. Ltd.	2,000	39,530
	Kintetsu World Express, Inc.	13,000	309,692
	Ki-Star Real Estate Co. Ltd.	2,900	119,620
#	Kitanotatsujin Corp.	28,300	37,241
	Kito Corp.	5,400	70,138
	Koa Shoji Holdings Co. Ltd.	2,000	13,347
	Kobe Steel Ltd.	1,940	8,411
	KOMEDA Holdings Co. Ltd.	14,600	251,513
	Komehyo Holdings Co. Ltd.	2,300	30,673
	Konoshima Chemical Co. Ltd.	2,200	24,942
	Kotobukiya Co. Ltd.	500	16,828
	Kozo Keikaku Engineering, Inc.	1,500	29,658

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kusuri no Aoki Holdings Co. Ltd.	5,700	$252,534
	Kyoden Co. Ltd.	6,600	25,780
	LAC Co. Ltd.	3,800	23,853
	LAND Co. Ltd.	150,100	11,712
	LEC, Inc.	5,800	38,867
	Life Corp.	5,400	123,184
	LIKE, Inc.	1,800	29,797
	Linical Co. Ltd.	4,800	30,070
	Link & Motivation, Inc.	13,500	47,497
	LITALICO, Inc.	5,000	103,145
#*	Locondo, Inc.	3,000	23,286
*	LTS, Inc.	400	8,595
*	M&A Capital Partners Co. Ltd.	5,300	164,622
*	Macbee Planet, Inc.	600	27,509
	Macnica Fuji Electronics Holdings, Inc.	6,300	130,617
	Macromill, Inc.	9,000	82,774
	Maeda Kosen Co. Ltd.	6,400	146,325
*	Management Solutions Co. Ltd.	4,400	155,862
	Mani, Inc.	22,800	260,376
	MarkLines Co. Ltd.	4,100	84,449
#	Marumae Co. Ltd.	3,200	52,921
	Maruwa Co. Ltd.	3,300	384,767
#	Maruwa Unyu Kikan Co. Ltd.	12,100	141,268
	Marvelous, Inc.	12,200	71,719
	Matsuda Sangyo Co. Ltd.	4,800	84,286
	Matsui Securities Co. Ltd.	41,900	259,144
	Maxvalu Tokai Co. Ltd.	500	9,983
	MCJ Co. Ltd.	23,300	152,400
	MEC Co. Ltd.	6,600	125,805
	Media Do Co. Ltd.	2,200	29,033
	Medical Data Vision Co. Ltd.	10,100	75,571
	Medical System Network Co. Ltd.	8,300	32,225
	Medius Holdings Co. Ltd.	2,700	20,886
*	MedPeer, Inc.	5,600	128,186
	Meidensha Corp.	6,500	117,710
	Meiho Facility Works Ltd.	3,100	16,601
	Meiji Shipping Co. Ltd.	3,000	16,645
	Meiko Electronics Co. Ltd.	8,100	214,210
	Meitec Corp.	8,000	424,639
	Melco Holdings, Inc.	1,500	45,791
	Members Co. Ltd.	3,200	76,163
	Menicon Co. Ltd.	17,100	365,246
*	Metaps, Inc.	2,700	14,843
#*	MetaReal Corp.	1,300	10,147
	METAWATER Co. Ltd.	5,600	92,586
	Micronics Japan Co. Ltd.	10,900	127,564
	Midac Holdings Co. Ltd.	2,400	38,696
	Milbon Co. Ltd.	10,160	425,408
	MIMAKI ENGINEERING Co. LTD	1,300	6,819
	Mimasu Semiconductor Industry Co. Ltd.	4,200	75,248
	Ministop Co. Ltd.	4,800	51,691
#	Minkabu The Infonoid, Inc.	3,900	79,455
#	Mipox Corp.	4,300	28,422
	Miroku Jyoho Service Co. Ltd.	6,000	60,927
	Mitani Corp.	7,600	96,591
#	Mitani Sekisan Co. Ltd.	2,300	91,666
	Mitsubishi Logisnext Co. Ltd.	8,200	48,114
	Mitsubishi Research Institute, Inc.	2,000	60,215
	Mizuho Medy Co. Ltd.	1,000	15,218

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mobile Factory, Inc.	1,000	$7,423
	Monex Group, Inc.	60,300	275,013
	Monogatari Corp.	3,300	137,610
	Morinaga & Co. Ltd.	9,800	303,885
	Morinaga Milk Industry Co. Ltd.	7,800	314,120
	Morningstar Japan KK.	12,700	53,965
#	Mortgage Service Japan Ltd.	2,200	16,699
	MTI Ltd.	7,500	27,426
	m-up Holdings, Inc.	12,800	100,800
	Musashi Seimitsu Industry Co. Ltd.	14,000	142,276
	NAC Co. Ltd.	2,300	16,745
	Nagaileben Co. Ltd.	3,900	58,069
#	Nagatanien Holdings Co. Ltd.	2,700	40,706
#	Nagawa Co. Ltd.	1,900	133,923
	Naigai Tec Corp.	1,200	23,434
	Naigai Trans Line Ltd.	2,600	37,330
	Nakamoto Packs Co. Ltd.	400	4,711
	Nakanishi, Inc.	20,600	336,707
	Natori Co. Ltd.	2,300	35,697
	NEC Networks & System Integration Corp.	11,400	161,871
	NET One Systems Co. Ltd.	24,900	594,184
	New Art Holdings Co. Ltd.	3,290	33,649
	Nextage Co. Ltd.	13,500	206,326
#*	NexTone, Inc.	1,900	40,945
	Nichias Corp.	15,900	285,555
#	Nihon Dempa Kogyo Co. Ltd.	4,200	37,920
	Nihon Dengi Co. Ltd.	1,000	26,865
	Nihon Flush Co. Ltd.	4,800	35,486
	Nihon Kohden Corp.	8,800	211,254
	Niitaka Co. Ltd.	500	9,190
	Nippon Air Conditioning Services Co. Ltd.	6,700	41,380
	Nippon Aqua Co. Ltd.	3,900	18,679
	Nippon Computer Dynamics Co. Ltd.	1,900	9,979
	Nippon Concept Corp.	1,800	18,895
	Nippon Gas Co. Ltd.	41,600	590,318
	Nippon Kanzai Co. Ltd.	1,300	27,934
#	Nippon Kodoshi Corp.	3,000	45,201
#	Nippon Parking Development Co. Ltd.	74,700	88,361
#	Nippon Pillar Packing Co. Ltd.	7,600	152,834
	Nippon Systemware Co. Ltd.	2,200	39,140
	Nipro Corp.	33,400	263,179
	Nishimatsu Construction Co. Ltd.	6,200	182,536
	Nishimatsuya Chain Co. Ltd.	12,300	150,960
	Nissei ASB Machine Co. Ltd.	2,700	61,568
	Nissin Electric Co. Ltd.	8,300	88,500
#	Nisso Corp.	8,200	41,591
#	Nittoc Construction Co. Ltd.	4,800	26,048
	Noevir Holdings Co. Ltd.	4,800	188,204
	Nohmi Bosai Ltd.	3,100	45,654
	Nojima Corp.	7,100	142,798
	Nomura Co. Ltd.	14,500	99,709
#	Nomura Micro Science Co. Ltd.	2,500	72,193
	NS Tool Co. Ltd.	4,400	48,832
	NSD Co. Ltd.	19,600	347,926
	Oat Agrio Co. Ltd.	1,200	10,782
	Obara Group, Inc.	3,200	71,616
	Oenon Holdings, Inc.	11,500	28,084
#	Ohba Co. Ltd.	2,300	13,746
	Ohsho Food Service Corp.	4,000	187,822

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Oisix ra daichi, Inc.	7,800	$160,289
	Okamoto Industries, Inc.	2,200	64,775
	Okamoto Machine Tool Works Ltd.	1,600	49,542
	Okinawa Cellular Telephone Co.	4,600	177,014
	Optex Group Co. Ltd.	10,620	139,721
*	Optim Corp.	4,900	32,454
	Optorun Co. Ltd.	9,400	139,495
	Organo Corp.	1,100	75,477
	Oricon, Inc.	2,200	15,651
	Orient Corp.	116,900	112,211
	Oriental Consultants Holdings Co. Ltd.	700	14,338
	Oro Co. Ltd.	2,900	45,232
	Osaka Organic Chemical Industry Ltd.	3,900	84,101
	OSG Corp.	21,200	266,325
	Outsourcing, Inc.	33,000	327,278
	PAL GROUP Holdings Co. Ltd.	5,400	60,265
	PAPYLESS Co. Ltd.	1,400	13,900
	Paramount Bed Holdings Co. Ltd.	10,000	166,549
*	Park24 Co. Ltd.	25,900	368,829
	Pasona Group, Inc.	7,000	110,990
#	PCA Corp.	2,900	29,155
	PCI Holdings, Inc.	2,900	22,322
	Penta-Ocean Construction Co. Ltd.	99,100	484,895
*	PeptiDream, Inc.	17,900	288,707
	Pharma Foods International Co. Ltd.	5,500	72,113
	Phil Co., Inc.	1,100	9,599
	Pickles Corp.	3,000	29,278
	Pigeon Corp.	34,500	588,398
	Pilot Corp.	7,400	300,654
	Pipedo HD, Inc.	500	9,703
	Plenus Co. Ltd.	5,300	77,851
	Poletowin Pitcrew Holdings, Inc.	9,500	72,498
*	PR Times, Inc.	1,700	27,687
#	Precision System Science Co. Ltd.	6,300	20,612
#*	Premier Anti-Aging Co. Ltd.	800	23,006
	Premium Group Co. Ltd.	3,400	100,892
#	Premium Water Holdings, Inc.	800	15,718
	Prestige International, Inc.	32,400	155,699
	Prima Meat Packers Ltd.	8,200	134,465
	Pronexus, Inc.	3,800	30,970
#	Pro-Ship, Inc.	2,600	28,412
	Proto Corp.	7,500	58,913
*	QB Net Holdings Co. Ltd.	3,900	43,280
	Qol Holdings Co. Ltd.	6,300	53,028
	Quick Co. Ltd.	3,900	46,387
	Raccoon Holdings, Inc.	5,900	62,853
	Raito Kogyo Co. Ltd.	13,600	203,057
	Relia, Inc.	11,200	92,071
	Relo Group, Inc.	14,400	205,698
*	RenetJapanGroup, Inc.	1,600	5,214
*	RENOVA, Inc.	11,600	142,922
	Resorttrust, Inc.	25,100	422,271
	Ride On Express Holdings Co. Ltd.	2,800	25,130
	Riken Keiki Co. Ltd.	2,600	81,838
	Riso Kyoiku Co. Ltd.	32,700	97,088
#	River Eletec Corp.	1,700	12,365
	Rokko Butter Co. Ltd.	2,400	28,597
	Roland Corp.	3,700	127,687
	Roland DG Corp.	2,500	62,400

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rorze Corp.	4,300	$375,644
	Round One Corp.	9,900	110,190
	RS Technologies Co. Ltd.	2,000	92,094
	S Foods, Inc.	3,700	86,080
	Saison Information Systems Co. Ltd.	1,200	17,215
	Sakai Moving Service Co. Ltd.	3,400	116,020
#	Sakura Internet, Inc.	8,700	37,754
	SAMTY Co. Ltd.	100	1,615
#*	Sanix, Inc.	9,100	18,737
	Sanken Electric Co. Ltd.	5,800	214,202
	Sankyo Frontier Co. Ltd.	1,500	55,214
	Sankyu, Inc.	8,100	246,961
	Santec Corp.	800	7,535
	Sapporo Holdings Ltd.	13,400	278,909
	Sato Foods Co. Ltd.	600	22,223
	Sato Holdings Corp.	8,300	114,126
	SB Technology Corp.	3,600	62,012
	SBS Holdings, Inc.	5,900	136,907
	Scroll Corp.	5,600	34,241
#	Seed Co. Ltd.	3,000	11,696
	Segue Group Co. Ltd.	1,500	6,615
	Seiko Electric Co. Ltd.	1,700	14,831
	Seiren Co. Ltd.	12,200	193,362
#	SEMITEC Corp.	600	29,470
	Senko Group Holdings Co. Ltd.	21,600	146,078
#	Septeni Holdings Co. Ltd.	30,100	152,367
	SERAKU Co. Ltd.	2,500	23,291
	Seria Co. Ltd.	18,300	357,873
#	Shibaura Electronics Co. Ltd.	2,200	100,103
	Shibaura Mechatronics Corp.	1,500	84,177
	Shidax Corp.	10,000	28,381
	Shin Maint Holdings Co. Ltd.	2,600	20,912
	Shin Nippon Biomedical Laboratories Ltd.	9,100	95,544
	Shin-Nihon Tatemono Co. Ltd.	3,000	9,075
	Shinnihonseiyaku Co. Ltd.	4,000	44,640
	Ship Healthcare Holdings, Inc.	18,800	314,034
	SHL-Japan Ltd.	200	3,939
	SHO-BOND Holdings Co. Ltd.	7,900	332,037
	Shoei Co. Ltd.	7,700	285,665
#	Shoei Foods Corp.	3,300	99,113
#	SIGMAXYZ Holdings Inc.	9,800	80,062
*	Silver Life Co. Ltd.	1,300	14,318
*	Smaregi, Inc.	2,300	18,469
	SMS Co. Ltd.	700	16,428
#	Snow Peak, Inc.	10,800	197,972
	Softcreate Holdings Corp.	2,500	80,575
	Software Service, Inc.	800	35,815
	Solasto Corp.	14,600	100,968
	Soliton Systems KK	3,900	43,553
	Solxyz Co. Ltd.	5,600	16,874
#	Sparx Group Co. Ltd.	35,100	69,217
*	Speee, Inc.	400	11,071
	S-Pool, Inc.	15,400	153,886
	Sprix Ltd.	1,600	14,962
	SRA Holdings	3,100	67,489
	Star Mica Holdings Co. Ltd.	3,100	36,680
	Starts Corp., Inc.	7,800	144,567
	St-Care Holding Corp.	4,300	27,204
	Step Co. Ltd.	1,600	22,093

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	STI Foods Holdings, Inc.	800	$13,159
	Strike Co. Ltd.	3,100	94,403
	Studio Alice Co. Ltd.	3,200	56,507
	Sumitomo Bakelite Co. Ltd.	9,200	301,862
*	Sun*, Inc.	1,700	21,204
#*	SuRaLa Net Co. Ltd.	2,400	19,027
#	SWCC Showa Holdings Co. Ltd.	4,500	60,178
	System D, Inc.	800	7,227
	System Information Co. Ltd.	5,300	39,358
	System Research Co. Ltd.	1,000	15,466
	System Support, Inc.	1,700	13,691
#	Systems Engineering Consultants Co. Ltd.	600	10,431
	Systena Corp.	78,000	245,174
	Syuppin Co. Ltd.	8,200	77,714
#*	Taiko Pharmaceutical Co. Ltd.	10,600	48,914
	Taiyo Holdings Co. Ltd.	10,500	250,500
	Takamiya Co. Ltd.	5,700	15,513
	Takara & Co. Ltd.	700	10,039
	Takara Holdings, Inc.	37,000	311,647
	Takeuchi Manufacturing Co. Ltd.	11,300	207,219
#	Tama Home Co. Ltd.	6,500	126,838
	Tamron Co. Ltd.	5,400	95,193
	Taoka Chemical Co. Ltd.	2,000	15,553
#	Tazmo Co. Ltd.	4,100	44,914
#	TDC Soft, Inc.	5,100	45,241
	TechMatrix Corp.	9,900	152,754
#	Techno Horizon Co. Ltd.	5,200	19,440
	Techno Quartz, Inc.	100	26,846
	Tecnos Japan, Inc.	3,800	12,773
	Temairazu, Inc.	700	24,614
#	Tenpos Holdings Co. Ltd.	1,600	28,230
	Terilogy Co. Ltd.	2,200	6,693
	T-Gaia Corp.	6,600	83,654
	TKC Corp.	8,200	215,390
	Tobila Systems, Inc.	1,100	6,717
	Tocalo Co. Ltd.	23,500	234,642
*	Toda Kogyo Corp.	600	11,410
	Toho Titanium Co. Ltd.	10,500	119,997
	Tokai Carbon Co. Ltd.	56,100	463,883
	TOKAI Holdings Corp.	29,500	198,286
	Token Corp.	1,600	106,505
*	Tokyo Base Co. Ltd.	5,200	13,157
#	Tokyo Electron Device Ltd.	2,800	116,354
	Tokyo Individualized Educational Institute, Inc.	9,500	42,855
	Tokyo Seimitsu Co. Ltd.	14,300	491,932
	Tokyo Steel Manufacturing Co. Ltd.	15,800	163,530
	Tokyotokeiba Co. Ltd.	6,000	204,170
#	Tomen Devices Corp.	1,200	53,588
	Tomy Co. Ltd.	25,400	240,984
	Topcon Corp.	24,900	318,699
	Toridoll Holdings Corp.	17,500	317,378
	Toshiba TEC Corp.	5,500	186,435
	Toukei Computer Co. Ltd.	300	12,450
	Towa Corp.	8,700	135,004
#	Towa Pharmaceutical Co. Ltd.	6,100	129,757
	Toyo Gosei Co. Ltd.	2,000	147,107
	Traders Holdings Co. Ltd.	3,120	7,933
	Trancom Co. Ltd.	1,600	83,367
	Trans Genic, Inc.	7,500	22,801

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Transaction Co. Ltd.	4,000	$32,319
	Transcosmos, Inc.	7,300	172,107
	TRE Holdings Corp.	10,700	171,188
	Tri Chemical Laboratories, Inc.	10,400	195,325
#	Tsugami Corp.	16,200	150,862
	Tsuzuki Denki Co. Ltd.	2,100	23,866
	Ubicom Holdings, Inc.	2,100	46,070
	ULS Group, Inc.	700	21,349
	Ultrafabrics Holdings Co. Ltd.	600	14,640
	Ulvac, Inc.	3,300	129,310
	UPR Corp.	1,300	17,123
	Usen-Next Holdings Co. Ltd.	4,800	78,785
	User Local, Inc.	2,500	32,771
#	UT Group Co. Ltd.	8,900	200,123
*	UUUM Co. Ltd.	3,900	37,829
*	Uzabase, Inc.	7,300	42,486
	V Technology Co. Ltd.	800	18,408
	Valqua Ltd.	6,500	130,721
	Value HR Co. Ltd.	4,800	51,455
	ValueCommerce Co. Ltd.	5,000	146,107
	Valuence Holdings, Inc.	1,200	12,329
#	V-Cube, Inc.	8,500	59,515
	Vector, Inc.	12,500	119,542
	Vertex Corp.	2,000	46,743
	VINX Corp.	1,200	11,232
	VT Holdings Co. Ltd.	19,500	69,032
	Wacom Co. Ltd.	59,700	431,642
#	Waseda Academy Co. Ltd.	3,700	29,976
	Watahan & Co. Ltd.	3,300	33,822
	WDB Holdings Co. Ltd.	2,100	44,127
	Wealth Management, Inc./ Tokyo.	700	11,590
	Weathernews, Inc.	1,500	78,222
	Welbe, Inc.	4,500	33,682
#	Wellnet Corp.	5,700	21,090
#	West Holdings Corp.	7,315	288,538
#	Will Group, Inc.	5,900	50,916
#	WILLs, Inc.	3,200	16,836
	WIN-Partners Co. Ltd.	3,900	29,870
	World Holdings Co. Ltd.	2,400	45,190
	Wow World, Inc.	600	5,133
*	Writeup Co. Ltd.	800	16,289
	YAKUODO Holdings Co. Ltd.	4,300	59,635
	YAMADA Consulting Group Co. Ltd.	4,700	43,135
*	Yamada Holdings Co. Ltd.	8,680	25,919
	Yamaichi Electronics Co. Ltd.	9,200	116,555
#	YA-MAN Ltd.	12,700	121,048
	Yaoko Co. Ltd.	4,300	227,482
#	Yasunaga Corp.	1,900	10,227
	YE DIGITAL Corp.	2,000	6,270
	Yokowo Co. Ltd.	5,600	109,893
	Yonex Co. Ltd.	5,500	35,831
*	Yoshimura Food Holdings KK.	3,900	16,069
	Yoshinoya Holdings Co. Ltd.	19,900	362,051
	Yotai Refractories Co. Ltd.	3,800	39,523
	Yukiguni Maitake Co. Ltd.	6,000	48,411
	Zenrin Co. Ltd.	10,250	74,549
	ZERIA Pharmaceutical Co. Ltd.	4,000	61,204
	ZIGExN Co. Ltd.	10,500	24,760

TOTAL JAPAN			64,687,141

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (2.1%)
*Ω	Alfen Beheer BV	10,399	$935,218
#	AMG Advanced Metallurgical Group NV	6,921	270,624
	Arcadis NV	27,432	1,144,565
Ω	B&S Group Sarl	1,831	13,480
#	BE Semiconductor Industries NV	19,776	1,205,518
#*	Beter Bed Holding NV	5,725	30,035
	Corbion NV	12,235	424,191
#Ω	Flow Traders	9,016	294,335
	Nedap NV	1,373	91,237
*	OCI NV	23,545	892,179
#	PostNL NV	130,161	426,507
	SIF Holding NV	885	10,074
#	TKH Group NV	13,417	657,972

TOTAL NETHERLANDS			6,395,935

NEW ZEALAND — (0.4%)
#*	AFT Pharmaceuticals Ltd.	3,631	8,439
	Briscoe Group Ltd.	6,337	24,516
	Chorus Ltd.	74,062	351,368
	Delegat Group Ltd.	10,102	81,874
#*	Eroad Ltd.	4,979	10,043
	Freightways Ltd.	36,994	292,411
	Hallenstein Glasson Holdings Ltd.	11,317	43,899
	Heartland Group Holdings Ltd.	33,163	48,958
	NZME Ltd.	11,793	11,126
	NZX Ltd.	63,014	51,556
	PGG Wrightson Ltd.	5,698	14,796
*	Pushpay Holdings Ltd.	89,987	75,897
*	Rakon Ltd.	19,137	20,669
	Restaurant Brands New Zealand Ltd.	7,481	62,114
	Scales Corp. Ltd.	11,752	36,665
	Skellerup Holdings Ltd.	33,703	124,208
	Summerset Group Holdings Ltd.	6,788	51,127
	Warehouse Group Ltd.	17,853	39,833

TOTAL NEW ZEALAND			1,349,499

NORWAY — (1.1%)
	ABG Sundal Collier Holding ASA	142,823	108,545
	AKVA Group ASA	2,179	20,012
*	ArcticZymes Technologies ASA	19,366	177,237
	Atea ASA	25,292	301,372
	Belships ASA	20,073	42,469
	Bonheur ASA	3,751	139,487
	Borregaard ASA	14,176	270,405
	Bouvet ASA	21,167	155,696
*Ω	Crayon Group Holding ASA	18,955	278,817
Ω	Europris ASA	51,346	260,903
*	Gaming Innovation Group, Inc.	13,083	24,642
#*	Grieg Seafood ASA	14,225	211,924
Ω	Kid ASA	7,324	82,385
	Kitron ASA	55,251	107,794
	Medistim ASA	4,290	115,903
	MPC Container Ships ASA	52,885	157,411
Ω	Multiconsult ASA	4,480	69,788
*	Nekkar ASA	13,060	10,931
#	Norway Royal Salmon ASA	1,190	31,210
*	OKEA ASA	7,094	26,693
	Protector Forsikring ASA	15,734	178,672

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	SATS ASA	15,682	$29,437
#	Selvaag Bolig ASA	10,860	51,306
	Veidekke ASA	33,651	435,735
*	Volue ASA	2,417	10,308
*	Vow ASA	5,042	10,812

TOTAL NORWAY.			3,309,894

PORTUGAL — (0.3%)
	Altri SGPS SA	22,477	149,173
	CTT-Correios de Portugal SA	51,493	232,750
*	Greenvolt-Energias Renovaveis SA	326	2,433
*	Ibersol SGPS SA	4,131	24,275
*	Mota-Engil SGPS SA	10,817	14,495
	Navigator Co. SA	46,740	191,737
	NOS SGPS SA	91,968	388,914

TOTAL PORTUGAL			1,003,777

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	100,800	345,196
#*	Best World International Ltd.	38,720	38,078
	CSE Global Ltd.	122,800	42,441
	First Resources Ltd.	178,500	272,247
#	Frencken Group Ltd.	118,200	119,905
	Geo Energy Resources Ltd.	212,100	74,254
*	Golden Energy & Resources Ltd.	130,200	63,154
	Hour Glass Ltd.	64,000	113,952
	HRnetgroup Ltd.	67,400	38,830
#	iFAST Corp. Ltd.	45,700	164,104
	Micro-Mechanics Holdings Ltd.	15,800	36,100
*	Oceanus Group Ltd.	3,180,800	43,608
	Propnex Ltd.	30,100	39,179
	Q&M Dental Group Singapore Ltd.	87,720	32,254
	Sembcorp Industries Ltd.	26,200	55,487
	Sheng Siong Group Ltd.	206,900	228,457
	StarHub Ltd.	158,800	144,037
	UMS Holdings Ltd.	221,075	188,241
	Vicom Ltd.	33,700	50,810

TOTAL SINGAPORE			2,090,334

SPAIN — (2.3%)
	Acerinox SA	18,221	191,853
#	ACS Actividades de Construccion y Servicios SA	31,943	817,909
*	Amper SA	271,757	74,126
	Applus Services SA	57,013	444,755
#	Cia de Distribucion Integral Logista Holdings SA	25,253	465,297
	CIE Automotive SA	17,150	373,901
	Construcciones y Auxiliar de Ferrocarriles SA	3,914	120,004
	Enagas SA	1,653	35,742
	Faes Farma SA	82,529	346,288
	Fluidra SA	14,190	384,041
	Fomento de Construcciones y Contratas SA	16,037	183,203
Ω	Gestamp Automocion SA	6,615	21,608
Ω	Global Dominion Access SA	23,540	97,333
*	Indra Sistemas SA	54,888	559,342
	Laboratorios Farmaceuticos Rovi SA	6,557	447,720
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	134,145	192,715
	Miquel y Costas & Miquel SA	1,957	25,918
	Pharma Mar SA	1,491	114,125

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#Ω	Prosegur Cash SA	118,184	$87,636
	Renta 4 Banco SA	926	9,686
	Sacyr SA	195,379	526,275
*	Solaria Energia y Medio Ambiente SA	20,478	454,420
	Vidrala SA	5,198	372,466
	Viscofan SA	10,848	598,856

TOTAL SPAIN			6,945,219

SWEDEN — (3.0%)
	AddLife AB, Class B	365	8,065
#	AddNode Group AB	7,906	334,215
	AddTech AB, Class B	2,263	39,920
	Alligo AB, Class B	1,446	16,561
	Arjo AB, Class B	19,470	146,158
	Beijer Alma AB	12,510	260,233
	Bilia AB, Class A	464	6,435
	BioGaia AB, Class B	915	57,533
	Biotage AB	18,514	383,518
	Bjorn Borg AB	2,015	9,347
Ω	Bravida Holding AB	27,471	281,622
	BTS Group AB, Class B	498	18,642
	Bufab AB	8,404	278,805
	Cellavision AB	3,290	103,298
	Clas Ohlson AB, Class B	8,718	98,975
	Concentric AB	10,778	210,501
Ω	Coor Service Management Holding AB	9,123	82,713
	Electrolux Professional AB, Class B	36,464	204,388
	eWork Group AB	2,192	26,302
#	Fenix Outdoor International AG	1,047	93,346
	Ferronordic AB	4,825	22,124
	FormPipe Software AB	3,198	11,201
	G5 Entertainment AB	1,512	28,549
	GARO AB	7,660	114,644
*	GHP Specialty Care AB	10,982	39,105
*Ω	Green Landscaping Group AB	5,723	47,459
#	Hexatronic Group AB	8,384	354,711
	HMS Networks AB	7,277	297,846
	Instalco AB	55,585	343,064
#	INVISIO AB	9,608	170,295
	Kindred Group PLC	50,767	445,094
	Lagercrantz Group AB, Class B	51,164	520,840
Ω	LeoVegas AB	31,872	136,692
	Lime Technologies AB	2,381	66,967
	Lindab International AB	24,834	579,222
*	Medcap AB	458	6,773
#	Micro Systemation AB, Class B	3,597	19,367
	MIPS AB	7,640	542,588
*	Momentum Group AB	1,446	11,015
	Mycronic AB	14,341	250,789
	NCAB Group AB	33,761	212,292
	Nederman Holding AB	4,197	70,619
	Nolato AB, Class B	50,880	352,160
	Nordic Waterproofing Holding AB	1,776	32,533
*	Note AB	4,907	101,660
	OEM International AB, Class B	10,484	161,925
	Proact IT Group AB	6,525	47,477
#*Ω	Scandic Hotels Group AB	49,528	190,608
	Sectra AB, Class B	2,125	26,808
	Sintercast AB	1,167	15,370

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	SkiStar AB	9,997	$194,608
	Softronic AB, Class B	7,712	22,647
*	Svedbergs i Dalstorp AB, Class B	4,035	20,576
	Systemair AB	20,103	127,668
	TF Bank AB	1,398	24,548
*	Transtema Group AB	2,901	11,243
	Troax Group AB	12,341	274,089
	Vitec Software Group AB, Class B	7,706	388,319
	Volati AB	3,354	47,106
	XANO Industri AB, Class B	1,785	52,982

TOTAL SWEDEN			9,044,160

SWITZERLAND — (5.9%)
	ALSO Holding AG	1,975	446,614
*	APG SGA SA	311	59,229
*	Aryzta AG	120,653	112,344
#	Ascom Holding AG	10,301	91,136
	Bachem Holding AG, Class B	524	228,646
	Belimo Holding AG	3,156	1,559,762
	Bellevue Group AG	1,821	69,952
	Bossard Holding AG, Class A	2,277	492,930
	Burckhardt Compression Holding AG	891	454,553
	Burkhalter Holding AG	1,005	79,130
	Coltene Holding AG	1,168	110,801
	Comet Holding AG	2,055	444,238
	Daetwyler Holding AG	1,738	558,827
	dormakaba Holding AG	989	459,042
*	Dufry AG	20,283	807,307
	Emmi AG	579	573,884
	Forbo Holding AG	368	538,707
Ω	Galenica AG	13,042	960,380
	Georg Fischer AG	20,620	1,119,049
	Gurit Holding AG	21	26,771
	Inficon Holding AG	607	552,658
	Interroll Holding AG	258	782,098
	Kardex Holding AG	2,288	435,432
	LEM Holding SA	150	345,553
*Ω	Medacta Group SA	1,885	214,751
Ω	Medmix AG	915	30,729
	Mobilezone Holding AG	12,589	203,843
	Orior AG	1,862	172,018
*Ω	Sensirion Holding AG	2,994	359,084
	SFS Group AG	4,547	569,435
	Siegfried Holding AG	1,345	975,044
#	Stadler Rail AG	9,210	334,612
	Sulzer AG	915	68,559
	Swissquote Group Holding SA	3,166	514,566
	Tecan Group AG	749	225,088
	Temenos AG	9,838	993,104
Ω	VAT Group AG	5,465	1,690,387
	VZ Holding AG	1,253	93,253
	Zehnder Group AG	2,510	196,270

TOTAL SWITZERLAND			17,949,786

UNITED KINGDOM — (12.2%)
	4imprint Group PLC	6,662	226,383
	888 Holdings PLC	132,080	315,384
	AG Barr PLC	19,181	139,528

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	AJ Bell PLC	71,866	$222,697
Ω	Alfa Financial Software Holdings PLC	29,356	66,494
*	AO World PLC	25,696	24,103
	Aptitude Software Group PLC	10,699	44,738
	Ashmore Group PLC	100,506	277,844
Ω	Biffa PLC	22,101	95,857
	Bodycote PLC	1,395	10,819
*	Boohoo Group PLC	141,579	143,331
	Brewin Dolphin Holdings PLC	81,838	524,146
	Britvic PLC	88,023	943,261
	Brooks Macdonald Group PLC	1,946	58,998
	Bytes Technology Group PLC	60,390	335,708
	CareTech Holdings PLC	2,037	18,796
	Chemring Group PLC	67,320	293,984
	Clipper Logistics PLC	25,501	275,906
Ω	CMC Markets PLC	3,421	12,404
	Coats Group PLC	431,804	381,739
	Computacenter PLC	24,476	822,385
Ω	ContourGlobal PLC	55,126	132,494
	Cranswick PLC	14,004	556,860
	CVS Group PLC	22,169	500,460
*	De La Rue PLC	41,764	57,772
	Devro PLC	48,728	128,143
	DFS Furniture PLC	31,037	64,738
	Diploma PLC	24,924	854,863
	DiscoverIE Group PLC	6,682	63,384
	Domino’s Pizza Group PLC	83,777	365,625
	dotdigital group PLC	83,924	91,537
	Dunelm Group PLC	37,158	455,015
Ω	DWF Group PLC	65,943	90,307
	EKF Diagnostics Holdings PLC	66,452	29,137
	EMIS Group PLC	18,658	310,999
*	Energean PLC	28,206	414,637
*	EnQuest PLC	263,651	106,717
*	Ergomed PLC	8,338	123,023
	FDM Group Holdings PLC	26,704	337,008
	Fevertree Drinks PLC	34,539	783,163
	Fintel PLC	2,332	6,184
Ω	Forterra PLC	69,313	216,695
*	Frasers Group PLC	27,613	234,527
*	Frontier Developments PLC	4,322	69,616
	Future PLC	614	16,814
	Games Workshop Group PLC	8,546	789,803
	Gamma Communications PLC	18,693	278,621
	GB Group PLC	6,659	48,258
	Genus PLC	3,681	115,653
*	Greencore Group PLC	30,956	44,474
	Greggs PLC	33,984	991,515
	Hays PLC	198,405	304,720
*	Helios Towers PLC	174,370	246,140
	Hill & Smith Holdings PLC	21,333	368,963
	Hilton Food Group PLC	22,059	334,695
*	Hollywood Bowl Group PLC	33,538	107,712
	HomeServe PLC	107,631	1,322,755
	IDOX PLC	94,139	75,427
	IG Group Holdings PLC	37,143	379,604
	IMI PLC	24,686	415,582
	Impax Asset Management Group PLC	29,072	314,406
	Inchcape PLC	109,083	976,038

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Indivior PLC	235,069	$920,651
	IntegraFin Holdings PLC	73,456	331,251
Ω	Integrated Diagnostics Holdings PLC	16,300	17,904
*	IWG PLC	220,696	670,018
	James Halstead PLC	93,307	290,227
Ω	JTC PLC	37,660	365,683
	Kainos Group PLC	29,736	450,530
	Keywords Studios PLC	14,562	436,833
	Knights Group Holdings PLC	7,952	11,510
	Learning Technologies Group PLC	62,678	102,976
	Liontrust Asset Management PLC	17,876	259,445
	LSL Property Services PLC	10,293	50,447
Ω	Luceco PLC	32,411	77,564
	Macfarlane Group PLC	22,063	33,342
	Man Group PLC	351,183	1,023,532
	Marshalls PLC	62,376	477,336
#	Midwich Group PLC	11,682	91,939
	Mitie Group PLC	76,323	51,453
	Moneysupermarket.com Group PLC	129,570	283,844
	Morgan Advanced Materials PLC	106,291	372,758
	Morgan Sindall Group PLC	8,436	227,454
	Mortgage Advice Bureau Holdings Ltd.	11,028	165,118
*	Motorpoint group PLC	20,730	62,792
	NCC Group PLC	6,607	14,996
	Next Fifteen Communications Group PLC	23,661	389,995
	Nichols PLC	797	13,560
	Ninety One PLC	94,908	316,230
*	Oxford Biomedica PLC	16,114	116,113
	Oxford Instruments PLC	15,187	440,319
	Pagegroup PLC	100,653	615,883
	Pan African Resources PLC	179,067	49,164
	PayPoint PLC	31,650	231,247
	Plus500 Ltd.	27,850	542,321
	Polar Capital Holdings PLC	20,109	140,158
	PZ Cussons PLC	43,390	111,335
	Record PLC	14,254	12,696
	Renew Holdings PLC	19,291	168,106
*	Renewi PLC	24,623	212,993
	Renishaw PLC	7,299	385,731
*	Renold PLC	27,285	9,181
	RHI Magnesita NV	4,866	144,768
	River & Mercantile Group PLC	8,604	28,593
	RM PLC	6,510	11,142
	Robert Walters PLC	16,780	130,547
	Rotork PLC	251,708	918,363
	RWS Holdings PLC	3,722	20,384
*	Savannah Energy PLC	136,794	60,791
	Savills PLC	38,312	515,396
	Serica Energy PLC	44,481	195,418
	Softcat PLC	30,455	537,875
	Spirent Communications PLC	193,208	558,638
	SThree PLC	44,534	205,298
	Strix Group PLC	8,187	21,685
	Studio Retail Group PLC	9,958	14,400
*	Superdry PLC	7,972	15,182
	Synthomer PLC	16,221	61,720
	Tatton Asset Management PLC	9,729	51,864
	TClarke PLC	14,286	26,451
	Telecom Plus PLC	19,182	395,709

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Topps Tiles PLC	24,408	$17,093
	Treatt PLC	14,901	196,128
*	Tremor International Ltd.	10,866	65,193
#*	Tremor International Ltd., ADR	4,061	47,311
	Tribal Group PLC	22,995	27,059
	Ultra Electronics Holdings PLC	17,948	730,989
	Victrex PLC	24,116	549,925
	Vitec Group PLC	12,312	191,322
	Volex PLC	36,996	119,858
	Volution Group PLC	66,108	336,729
*Ω	Watches of Switzerland Group PLC	56,697	716,851
	Watkin Jones PLC	54,162	168,315
*	WH Smith PLC	33,990	611,523
	Wickes Group PLC	81,507	194,309
	Wilmington PLC	4,671	15,052
	Wincanton PLC	28,627	146,408
	XP Power Ltd.	5,066	202,810

	TOTAL UNITED KINGDOM		37,154,323

	UNITED STATES — (0.0%)
	Arko Corp.	9,537	88,407

	TOTAL COMMON STOCKS		279,761,640

	PREFERRED STOCKS — (0.5%)
	GERMANY — (0.5%)
	Fuchs Petrolub SE	21,351	673,437
	Jungheinrich AG	8,233	201,363
	Sixt SE	5,452	394,047
	STO SE & Co. KGaA	676	141,835

	TOTAL GERMANY		1,410,682

	TOTAL INVESTMENT SECURITIES (Cost $279,604,319)		281,172,322

			Value†
	SECURITIES LENDING COLLATERAL — (7.5%)
@§	The DFA Short Term Investment Fund	1,971,170	22,800,526

	TOTAL INVESTMENTS — (100.0%) (Cost $302,405,321)		$303,972,848

As of April 30, 2022, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	06/17/22	$671,932	$619,125	$(52,807)

Total Futures Contracts			$671,932	$619,125	$(52,807)

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$374,958	$20,973,785	—	$21,348,743
Austria	—	4,002,087	—	4,002,087
Belgium	—	4,094,226	—	4,094,226
Canada	33,155,541	—	—	33,155,541
China	—	202,580	—	202,580
Denmark	—	7,552,562	—	7,552,562
Finland	—	6,904,393	—	6,904,393
France	—	13,917,681	—	13,917,681
Germany	—	15,269,822	—	15,269,822
Hong Kong	—	7,035,777	$16,843	7,052,620
Ireland	—	766,036	—	766,036
Israel	940,799	4,641,925	—	5,582,724
Italy	—	9,894,150	—	9,894,150
Japan	—	64,687,141	—	64,687,141
Netherlands	—	6,395,935	—	6,395,935
New Zealand	—	1,349,499	—	1,349,499
Norway	—	3,309,894	—	3,309,894
Portugal	—	1,003,777	—	1,003,777
Singapore	—	2,090,334	—	2,090,334
Spain	—	6,945,219	—	6,945,219
Sweden	11,015	9,033,145	—	9,044,160
Switzerland	—	17,949,786	—	17,949,786
United Kingdom	47,311	37,107,012	—	37,154,323
United States	88,407	—	—	88,407
Preferred Stocks
Germany	—	1,410,682	—	1,410,682
Securities Lending Collateral	—	22,800,526	—	22,800,526
Futures Contracts**	(52,807)	—	—	(52,807)

TOTAL	$34,565,224	$269,337,974	$16,843^	$303,920,041

** Valued at the unrealized appreciation/(depreciation) on the investment.

^ A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 7, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: July 7, 2022